UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3258

DFA INVESTMENT DIMENSIONS GROUP INC.

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

DFA Investment Dimensions Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

Annual Report

Year Ended: October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY

DFA Investment Dimensions Group Inc.

Enhanced U.S. Large Company Portfolio	U.S. Core Equity 1 Portfolio	U.S. Micro Cap Portfolio

U.S. Large Cap Equity Portfolio	U.S. Core Equity 2 Portfolio	U.S. High Relative Profitability Portfolio

U.S. Large Cap Value Portfolio	U.S. Vector Equity Portfolio	DFA Real Estate Securities Portfolio

U.S. Targeted Value Portfolio	U.S. Small Cap Portfolio	DFA Commodity Strategy Portfolio

U.S. Small Cap Value Portfolio

Dimensional Investment Group Inc.

U.S. Large Company Portfolio

The DFA Investment Trust Company

The U.S. Large Cap Value Series

December 2022

Dear Shareholder,

For more than four decades, Dimensional has been innovating on behalf of investors, using financial science to pursue higher expected returns across a range of market conditions.

We start with what clients are seeking and determine how best to deliver strategies to meet those needs through a systematic approach designed to add value over indexing. Every day, we manage our strategies through a flexible process that allows us to consistently focus on reducing costs and controlling risks. We believe in sensible ideas that we can implement well. And we’re committed to continuing to enhance the investment solutions and services we provide to empower financial professionals.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL REPORT

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
SA	Special Assessment
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
AUD	Australian Dollars
CAD	Canadian Dollars
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
SEK	Swedish Krona
USD	United States Dollar
NOK	Norwegian Krone
NZD	New Zealand Dollars

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
(r)	The adjustable rate shown is effective as of October 31, 2022.
~	Security pledged as collateral for Swap Agreements.
«	Security pledged as collateral for Futures Contracts.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**

The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Real Estate Securities Portfolio would have been $0.92, $7.69 and 2.43%, respectively had the effect of this estimation not been considered.

(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero, rounded to zero, or less than $500.
SEC	Securities and Exchange Commission

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Enhanced U.S. Large Company Portfolio vs.

S&P 500® Index

October 31, 2012-October 31, 2022

U.S. Large Cap Equity Portfolio vs.

Russell 1000® Index

June 25, 2013-October 31, 2022

3

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Large Cap Value Portfolio vs.

Russell 1000® Value Index

October 31, 2012-October 31, 2022

U.S. Targeted Value Portfolio — Institutional Class vs.

Russell 2000® Value Index

October 31, 2012-October 31, 2022

4

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Targeted Value Portfolio — Class R1 vs.

Russell 2000® Value Index

October 31, 2012-October 31, 2022

U.S. Targeted Value Portfolio — Class R2 vs.

Russell 2000® Value Index

October 31, 2012-October 31, 2022

5

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Small Cap Value Portfolio vs.

Russell 2000® Value Index

October 31, 2012-October 31, 2022

U.S. Core Equity 1 Portfolio vs.

Russell 3000® Index

October 31, 2012-October 31, 2022

6

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Core Equity 2 Portfolio vs.

Russell 3000® Index

October 31, 2012-October 31, 2022

U.S. Vector Equity Portfolio vs.

Russell 3000® Index

October 31, 2012-October 31, 2022

7

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Small Cap Portfolio vs.

Russell 2000® Index

October 31, 2012-October 31, 2022

U.S. Micro Cap Portfolio vs.

Russell 2000® Index

October 31, 2012-October 31, 2022

8

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. High Relative Profitability Portfolio vs.

Russell 1000® Index

May 16, 2017-October 31, 2022

DFA Real Estate Securities Portfolio vs.

S&P 500® Index, Dow Jones U.S. Select REIT Index

October 31, 2012-October 31, 2022

9

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2022

U.S. equities had negative returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, lost approximately -16.52%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2022

Russell 3000® Index	-16.52%
Russell 1000® Index (large-cap stocks)	-16.38%
Russell Midcap® Index (mid-cap stocks)	-17.17%
Russell 2000® Index (small-cap stocks)	-18.54%
Russell Microcap® Index (micro-cap stocks)	-22.29%
Dow Jones U.S. Select REIT Index SM	-19.97%

Total Return for 12 Months Ended October 31, 2022

Russell 1000® Value Index (large-cap value stocks)	-7.00%
Russell 1000® Growth Index (large-cap growth stocks)	-24.60%
Russell 2000® Value Index (small-cap value stocks)	-10.73%
Russell 2000® Growth Index (small-cap growth stocks)	-26.02%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

Enhanced U.S. Large Company Portfolio

The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500® Index. This strategy uses S&P 500® Index futures contracts, swaps, and/or ETFs in conjunction with short-term investment grade fixed income instruments. As of October 31, 2022, 100% of the equity exposure consisted of S&P 500® Index futures contracts. The behavior of S&P 500® Index futures contracts is determined principally by the performance of the S&P 500® Index.

For the 12 months ended October 31, 2022, total returns were -19.24% for the Portfolio and -14.61% for the S&P 500® Index, the Portfolio’s benchmark. The Portfolio’s underperformance relative to the benchmark was primarily due to the performance of the fixed income component of the Portfolio. Realized term premiums were generally negative during the period. As a result, the fixed income component’s allocation to securities with maturities longer than one-year detracted from performance. Realized credit premiums were also generally negative during the period, resulting in the fixed income component’s allocation to corporate securities also detracting from performance. As such, the fixed income component underperformed the financing cost of the S&P 500® Index futures contracts that the Portfolio held throughout the year.

10

U.S. Large Cap Equity Portfolio

The U.S. Large Cap Equity Portfolio invests in a broadly diversified group of U.S. large-cap securities with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 640 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -14.12% for the Portfolio and -16.38% for the Russell 1000® Index, the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s emphasis on value stocks contributed positively to relative performance. The Portfolio’s emphasis on higher-profitability stocks also contributed positively to relative performance, as higher-profitability value stocks outperformed lower-profitability growth stocks. Additionally, the Portfolio’s emphasis on stocks with smaller market capitalizations contributed positively to relative performance, as these stocks outperformed.

U.S. Large Cap Value Portfolio

The U.S. Large Cap Value Portfolio is designed to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund managed by Dimensional that invests in such stocks. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap value segment of the U.S. market. As of October 31, 2022, the Master Fund held approximately 350 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -3.54% for the Portfolio and -7.00% for the Russell 1000® Value Index, the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Master Fund’s greater emphasis on value stocks as compared to the benchmark contributed positively to the Portfolio’s relative performance. The Master Fund’s emphasis on higher-profitability stocks within the large-cap value segment of the U.S. market also contributed positively to relative performance, as these stocks outperformed. Additionally, the Master Fund’s exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed.

U.S. Targeted Value Portfolio

The U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small- and mid-cap value stocks with higher profitability. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 1,370 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -1.48% for the Portfolio’s Class R1 shares, -1.62% for the Portfolio’s Class R2 shares, -1.39% for the Portfolio’s Institutional Class shares, and -10.73% for the Russell 2000® Value Index, the Portfolio’s benchmark. The Portfolio’s emphasis on higher-profitability stocks within the small- and mid-cap value segment of the U.S. market contributed positively to relative performance, as these stocks outperformed. With low relative price (value) stocks outperforming high relative price (growth) stocks for the period, the Portfolio’s greater emphasis on value stocks as compared to the benchmark also contributed positively to the Portfolio’s relative performance. Additionally, the Portfolio’s exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed. The Portfolio’s exclusion of stocks with high asset growth also contributed positively to relative performance, as those stocks underperformed.

11

U.S. Small Cap Value Portfolio

The U.S. Small Cap Value Portfolio invests in a broadly diversified group of U.S. small-cap value stocks with higher profitability. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 970 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were 0.58% for the Portfolio and -10.73% for the Russell 2000® Value Index, the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks for the period, the Portfolio’s greater emphasis on value stocks as compared to the benchmark contributed positively to the Portfolio’s relative performance. The Portfolio’s emphasis on higher-profitability stocks within the small-value segment of the U.S. market also contributed positively to relative performance, as these stocks outperformed. Additionally, the Portfolio’s exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed. The Portfolio’s exclusion of stocks with high asset growth also contributed positively to relative performance, as those stocks underperformed.

U.S. Core Equity 1 Portfolio

The U.S. Core Equity 1 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 2,650 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -11.85% for the Portfolio and -16.52% for the Russell 3000® Index, the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s emphasis on value stocks contributed positively to relative performance. The Portfolio’s emphasis on higher-profitability stocks also contributed positively to relative performance, as higher-profitability value stocks outperformed lower-profitability growth stocks.

U.S. Core Equity 2 Portfolio

The U.S. Core Equity 2 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the U.S. Core Equity 1 Portfolio and the market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 2,650 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

12

For the 12 months ended October 31, 2022, total returns were -11.19% for the Portfolio and -16.52% for the Russell 3000® Index, the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s emphasis on value stocks contributed positively to relative performance. The Portfolio’s emphasis on higher-profitability stocks also contributed positively to relative performance, as higher-profitability value stocks outperformed lower-profitability growth stocks.

U.S. Vector Equity Portfolio

The U.S. Vector Equity Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. The Portfolio’s increased exposure to small-cap and value stocks may be achieved by decreasing the allocation to or excluding the largest high relative price (growth) stocks in the U.S. market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 2,500 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -7.42% for the Portfolio and -16.52% for the Russell 3000® Index, the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s emphasis on value stocks contributed positively to relative performance.

U.S. Small Cap Portfolio

The U.S. Small Cap Portfolio invests in a broadly diversified group of U.S. small-cap stocks. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 1,930 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -9.62% for the Portfolio and -18.54% for the Russell 2000® Index, the Portfolio’s benchmark. The Portfolio’s exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as those stocks underperformed. The Portfolio’s exclusion of stocks with high asset growth also contributed positively to relative performance, as those stocks underperformed.

U.S. Micro Cap Portfolio

The U.S. Micro Cap Portfolio invests in a broadly diversified group of U.S. micro-cap companies. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 1,560 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -7.93% for the Portfolio and -18.54% for the Russell 2000® Index, the Portfolio’s benchmark. The Portfolio’s exclusion of stocks with the lowest profitability and highest relative price contributed positively to relative performance, as those stocks underperformed. Additionally, the Portfolio’s exclusion of stocks with high asset growth contributed positively to relative performance, as those stocks underperformed.

13

U.S. High Relative Profitability Portfolio

The U.S. High Relative Profitability Portfolio seeks to capture the returns of U.S. large-cap stocks with higher profitability. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap high relative profitability segment of the U.S. market. As of October 31, 2022, the Portfolio held approximately 170 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -8.55% for the Portfolio and -16.38% for the Russell 1000® Index, the Portfolio’s benchmark. The Portfolio’s focus on stocks with high profitability contributed positively to performance relative to the benchmark, as stocks with high profitability generally outperformed stocks with low profitability for the period.

DFA Real Estate Securities Portfolio

The DFA Real Estate Securities Portfolio invests in a broadly diversified group of U.S. real estate securities. As of October 31, 2022, the Portfolio held approximately 140 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -19.38% for the Portfolio, -14.61% for the S&P 500® Index, and -19.97% for the Dow Jones U.S. Select REIT Index, the Portfolio’s benchmarks. Differences in REIT eligibility between the Portfolio and the Dow Jones U.S. Select REIT Index contributed positively to the Portfolio’s performance relative to the benchmark, most notably among entertainment and data center REITs. The Portfolio includes entertainment and data center REITs, which are held by the benchmark at a lower weight, and these securities generally outperformed.

14

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2022

EXPENSE TABLES
	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Enhanced U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$921.70	0.15%	$0.73
Hypothetical 5% Annual Return	$1,000.00	$1,024.45	0.15%	$0.77
U.S. Large Cap Equity Portfolio
Actual Fund Return	$1,000.00	$951.80	0.13%	$0.64
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

15

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Cap Value Portfolio (2)
Actual Fund Return	$1,000.00	$993.40	0.21%	$1.06
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.21%	$1.07
U.S. Targeted Value Portfolio
Actual Fund Return
Class R1 Shares	$1,000.00	$1,021.80	0.40%	$2.04
Class R2 Shares	$1,000.00	$1,021.20	0.54%	$2.75
Institutional Class Shares	$1,000.00	$1,022.00	0.30%	$1.53
Hypothetical 5% Annual Return
Class R1 Shares	$1,000.00	$1,023.19	0.40%	$2.04
Class R2 Shares	$1,000.00	$1,022.48	0.54%	$2.75
Institutional Class Shares	$1,000.00	$1,023.69	0.30%	$1.53
U.S. Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,035.30	0.33%	$1.69
Hypothetical 5% Annual Return	$1,000.00	$1,023.54	0.33%	$1.68
U.S. Core Equity 1 Portfolio
Actual Fund Return	$1,000.00	$965.80	0.14%	$0.69
Hypothetical 5% Annual Return	$1,000.00	$1,024.50	0.14%	$0.71
U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$969.10	0.18%	$0.89
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.18%	$0.92
U.S. Vector Equity Portfolio
Actual Fund Return	$1,000.00	$996.10	0.28%	$1.41
Hypothetical 5% Annual Return	$1,000.00	$1,023.79	0.28%	$1.43
U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$1,011.40	0.29%	$1.47
Hypothetical 5% Annual Return	$1,000.00	$1,023.74	0.29%	$1.48
U.S. Micro Cap Portfolio
Actual Fund Return	$1,000.00	$1,019.40	0.41%	$2.09
Hypothetical 5% Annual Return	$1,000.00	$1,023.14	0.41%	$2.09
U.S. High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$967.70	0.23%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.23%	$1.17

16

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$818.30	0.18%	$0.82
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.18%	$0.92

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

17

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 28, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUND

Affiliated Investment Company
U.S. Large Cap Value Portfolio	100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

Enhanced U.S. Large Company Portfolio
Basic Materials	1.6%
Communications	0.4%
Consumer, Cyclical	7.9%
Consumer, Non-cyclical	11.9%
Energy	5.7%
Financial	38.5%
Foreign Government	5.0%
Industrial	2.1%
Supranational	0.9%
Technology	2.0%
U.S. Government	22.4%
Utilities	1.6%

100.0%

18

DOMESTIC EQUITY PORTFOLIOS

U.S. Large Cap Equity Portfolio
Communication Services	7.2%
Consumer Discretionary	10.0%
Consumer Staples	7.4%
Energy	7.3%
Financials	12.7%
Health Care	14.8%
Industrials	10.4%
Information Technology	23.8%
Materials	3.9%
Real Estate	0.1%
Utilities	2.4%

100.0%

U.S. Targeted Value Portfolio
Communication Services	2.5%
Consumer Discretionary	11.6%
Consumer Staples	4.2%
Energy	9.9%
Financials	29.3%
Health Care	5.0%
Industrials	18.5%
Information Technology	9.2%
Materials	8.4%
Real Estate	0.9%
Utilities	0.5%

100.0%

U.S. Small Cap Value Portfolio
Communication Services	2.2%
Consumer Discretionary	12.4%
Consumer Staples	4.6%
Energy	11.3%
Financials	29.6%
Health Care	4.3%
Industrials	19.8%
Information Technology	7.7%
Materials	7.1%
Real Estate	0.7%
Utilities	0.3%

100.0%

U.S. Core Equity 1 Portfolio
Communication Services	6.3%
Consumer Discretionary	11.2%
Consumer Staples	6.7%
Energy	7.1%
Financials	14.5%
Health Care	12.9%
Industrials	12.3%
Information Technology	21.7%
Materials	4.4%
Real Estate	0.2%
Utilities	2.7%

100.0%

U.S. Core Equity 2 Portfolio
Communication Services	5.6%
Consumer Discretionary	10.2%
Consumer Staples	6.5%
Energy	6.7%
Financials	15.2%
Health Care	12.8%
Industrials	14.1%
Information Technology	21.8%
Materials	4.8%
Real Estate	0.3%
Utilities	2.0%

100.0%

U.S. Vector Equity Portfolio
Communication Services	5.1%
Consumer Discretionary	10.0%
Consumer Staples	5.0%
Energy	10.9%
Financials	23.1%
Health Care	10.2%
Industrials	16.5%
Information Technology	9.9%
Materials	7.6%
Real Estate	0.5%
Utilities	1.2%

100.0%

U.S. Small Cap Portfolio
Communication Services	2.7%
Consumer Discretionary	12.1%
Consumer Staples	4.4%
Energy	6.2%
Financials	22.0%
Health Care	10.5%
Industrials	20.3%
Information Technology	11.7%
Materials	6.3%
Real Estate	0.4%
Utilities	3.4%

100.0%

U.S. Micro Cap Portfolio
Communication Services	2.6%
Consumer Discretionary	11.7%
Consumer Staples	5.3%
Energy	7.7%
Financials	22.5%
Health Care	11.2%
Industrials	18.1%
Information Technology	12.3%
Materials	5.3%
Real Estate	0.8%
Utilities	2.5%

100.0%

U.S. High Relative Profitability Portfolio
Communication Services	2.7%
Consumer Discretionary	15.0%
Consumer Staples	12.1%
Energy	3.3%
Financials	4.0%
Health Care	15.0%
Industrials	12.6%
Information Technology	32.5%
Materials	2.7%
Utilities	0.1%

100.0%

DFA Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

19

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Face Amount^		Value†
		(000)
BONDS — (75.6%)
AUSTRALIA — (1.0%)
Glencore Funding LLC
Ω	4.125%, 05/30/23		1,000	$989,339
	4.125%, 05/30/23		500	494,669
Ω	4.625%, 04/29/24		1,150	1,130,394

TOTAL AUSTRALIA				2,614,402

CANADA — (6.0%)
Bank of Nova Scotia
	0.700%, 04/15/24		3,000	2,800,091
Canadian Imperial Bank of Commerce
	3.100%, 04/02/24		2,750	2,664,940
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		2,450	2,362,592
Enbridge, Inc.
	2.150%, 02/16/24		500	480,760
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	9,500	6,764,884

TOTAL CANADA				15,073,267

DENMARK — (0.2%)
Denmark Government Bond
	0.000%, 11/15/24	DKK	5,000	634,445

FRANCE — (3.8%)
BNP Paribas SA
Ω	3.375%, 01/09/25		1,900	1,796,118
BPCE SA
Ω	2.375%, 01/14/25		2,265	2,077,966
Credit Agricole SA
#Ω	3.875%, 04/15/24		3,300	3,230,489
Societe Generale SA
Ω	3.875%, 03/28/24		500	481,303
#Ω	2.625%, 10/16/24		2,000	1,865,430

TOTAL FRANCE				9,451,306

GERMANY — (6.1%)
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		2,500	2,403,458
BMW U.S. Capital LLC
Ω	0.750%, 08/12/24		458	422,969
Ω	3.900%, 04/09/25		2,022	1,953,886
	3.900%, 04/09/25		253	244,478
Daimler Trucks Finance North America LLC
Ω	3.500%, 04/07/25		1,871	1,770,546
Deutsche Bank AG
	3.950%, 02/27/23		2,350	2,333,727

		Face Amount^		Value†
		(000)
GERMANY — (Continued)
EMD Finance LLC
Ω	3.250%, 03/19/25		2,886	$2,750,276
Mercedes-Benz Finance North America LLC
#Ω	3.250%, 08/01/24		1,750	1,688,064
Volkswagen Group of America Finance LLC
Ω	0.875%, 11/22/23		2,000	1,903,859

TOTAL GERMANY				15,471,263

IRELAND — (1.2%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2.875%, 08/14/24		2,300	2,155,096
Ireland Government Bond
	5.400%, 03/13/25	EUR	900	956,313

TOTAL IRELAND				3,111,409

ITALY — (1.7%)
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24		2,202	2,055,482
Republic of Italy Government International Bond
	2.375%, 10/17/24		2,500	2,330,005

TOTAL ITALY				4,385,487

JAPAN — (5.1%)
Aircastle Ltd.
#	4.125%, 05/01/24		2,400	2,287,214
American Honda Finance Corp.
	0.550%, 07/12/24		1,000	927,037
Nomura Holdings, Inc.
	2.648%, 01/16/25		2,500	2,340,100
Sumitomo Mitsui Financial Group, Inc.
#	3.748%, 07/19/23		2,000	1,977,102
	2.696%, 07/16/24		1,100	1,047,596
Sumitomo Mitsui Trust Bank Ltd.
	0.850%, 03/25/24		2,000	1,872,108
Toyota Motor Credit Corp.
	0.625%, 09/13/24		1,000	924,637
#	1.450%, 01/13/25		1,500	1,389,717

TOTAL JAPAN				12,765,511

20

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
NETHERLANDS — (4.1%)
BNG Bank NV
	2.000%, 04/12/24	GBP	500	$557,045
	5.250%, 05/20/24	AUD	10,000	6,505,124
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		3,500	3,333,660

TOTAL NETHERLANDS				10,395,829

NORWAY — (1.4%)
Kommunalbanken AS
	5.250%, 07/15/24	AUD	5,300	3,448,554

SPAIN — (0.8%)
Banco Santander SA
	2.706%, 06/27/24		1,200	1,139,132
Santander Holdings USA, Inc.
	3.500%, 06/07/24		1,000	958,950

TOTAL SPAIN				2,098,082

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.9%)
European Union
	0.800%, 07/04/25	EUR	1,000	946,311
International Finance Corp.
	1.450%, 07/22/24	AUD	2,000	1,224,994

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				2,171,305

SWEDEN — (2.0%)
Kommuninvest I Sverige AB
	1.000%, 10/02/24	SEK	50,000	4,329,480
Sweden Government Bond
	2.500%, 05/12/25	SEK	7,500	680,558

TOTAL SWEDEN				5,010,038

SWITZERLAND — (1.4%)
UBS AG
Ω	0.700%, 08/09/24		3,750	3,445,254

UNITED KINGDOM — (4.3%)
BAT Capital Corp.
	3.222%, 08/15/24		1,000	955,758
CNH Industrial Capital LLC
	1.950%, 07/02/23		1,094	1,068,313
HSBC USA, Inc.
	3.500%, 06/23/24		1,100	1,060,181
Nationwide Building Society
Ω	0.550%, 01/22/24		1,475	1,383,731
NatWest Markets PLC
Ω	2.375%, 05/21/23		2,000	1,956,712
Ω	0.800%, 08/12/24		1,650	1,507,288

		Face Amount^	Value†
		(000)
	UNITED KINGDOM — (Continued)
Reckitt Benckiser Treasury Services PLC
	2.750%, 06/26/24	2,000	$1,917,899
Ω	2.750%, 06/26/24	958	918,674

	TOTAL UNITED KINGDOM		10,768,556

	UNITED STATES — (35.6%)
	Air Lease Corp.
	2.250%, 01/15/23	1,610	1,599,012
	Allstate Corp.
#	3.150%, 06/15/23	852	842,667
	Ally Financial, Inc.
	3.875%, 05/21/24	484	467,393
	American Express Co.
	3.375%, 05/03/24	2,075	2,012,545
	American Tower Corp.
#	0.600%, 01/15/24	500	472,479
	American Water Capital Corp.
	3.400%, 03/01/25	2,600	2,496,746
	Ameriprise Financial, Inc.
	3.000%, 04/02/25	1,814	1,721,646
	Amgen, Inc.
#	3.125%, 05/01/25	3,000	2,867,580
	Ares Capital Corp.
#	4.200%, 06/10/24	2,500	2,405,074
	Arrow Electronics, Inc.
	3.250%, 09/08/24	1,500	1,431,182
	Boardwalk Pipelines LP
	4.950%, 12/15/24	1,500	1,483,190
	Brixmor Operating Partnership LP
	3.850%, 02/01/25	1,800	1,719,827
	Capital One Financial Corp.
	3.200%, 02/05/25	600	567,232
	Cardinal Health, Inc.
	3.079%, 06/15/24	2,750	2,650,396
	Chubb INA Holdings, Inc.
	3.150%, 03/15/25	1,500	1,432,053
	Cigna Corp.
	3.750%, 07/15/23	1,082	1,070,837
	3.250%, 04/15/25	1,900	1,811,787
	Discover Bank
	2.450%, 09/12/24	750	703,845
	Discover Financial Services
	3.950%, 11/06/24	1,500	1,445,629
	Edison International
	3.550%, 11/15/24	1,500	1,438,231
	Elevance Health, Inc.
	3.500%, 08/15/24	200	194,078
	2.375%, 01/15/25	2,800	2,631,231
	Energy Transfer LP
	2.900%, 05/15/25	2,000	1,856,560
	EOG Resources, Inc.
	3.150%, 04/01/25	2,107	2,018,788

21

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
ERAC USA Finance LLC
Ω	3.850%, 11/15/24	3,000	$2,892,053
Fidelity National Information Services, Inc.
	0.600%, 03/01/24	2,500	2,350,888
General Motors Financial Co., Inc.
	1.050%, 03/08/24	500	468,859
	3.800%, 04/07/25	1,500	1,417,706
Gilead Sciences, Inc.
	3.500%, 02/01/25	1,000	965,277
Global Payments, Inc.
	3.750%, 06/01/23	1,000	989,772
	4.000%, 06/01/23	1,500	1,487,892
International Business Machines Corp.
	3.000%, 05/15/24	2,700	2,619,916
JPMorgan Chase & Co.
	3.625%, 05/13/24	474	464,320
Kilroy Realty LP
	3.450%, 12/15/24	900	851,289
Kinder Morgan Energy Partners LP
#	4.250%, 09/01/24	1,500	1,464,409
Lazard Group LLC
	3.750%, 02/13/25	1,500	1,442,785
Lincoln National Corp.
#	4.000%, 09/01/23	1,500	1,487,096
MPLX LP
	4.875%, 12/01/24	1,250	1,227,067
Mylan, Inc.
Ω	3.125%, 01/15/23	2,650	2,633,544
Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,500	2,421,231
Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24	1,004	968,664
ONEOK, Inc.
	2.750%, 09/01/24	360	341,584
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.125%, 08/01/23	578	570,505
Ω	2.700%, 11/01/24	1,183	1,106,753
Phillips 66
#	3.850%, 04/09/25	2,500	2,419,034
PNC Financial Services Group, Inc.
	2.200%, 11/01/24	248	233,832
Realty Income Corp.
	3.875%, 07/15/24	2,500	2,441,734

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Schlumberger Holdings Corp.
Ω	3.750%, 05/01/24	400	$391,231
	Sherwin-Williams Co.
#	4.050%, 08/08/24	1,389	1,362,739
	Simon Property Group LP
	2.000%, 09/13/24	3,650	3,430,293
	Stellantis NV
	5.250%, 04/15/23	1,000	996,270
	Truist Bank
	1.500%, 03/10/25	1,000	913,844
	Ventas Realty LP
	3.500%, 02/01/25	400	379,764
	VF Corp.
	2.400%, 04/23/25	3,000	2,788,073
	Vornado Realty LP
	3.500%, 01/15/25	2,565	2,384,002
	Walgreens Boots Alliance, Inc.
	3.800%, 11/18/24	2,500	2,427,204
	Waste Management, Inc.
	2.400%, 05/15/23	900	889,058
	Wells Fargo & Co.
	3.300%, 09/09/24	3,000	2,897,972

	TOTAL UNITED STATES		89,466,668

	TOTAL BONDS		190,311,376

U.S. TREASURY OBLIGATIONS — (21.8%)
	U.S. Treasury Notes
	0.875%, 01/31/24	5,900	5,629,199
	0.375%, 04/15/24	52,300	49,168,129

TOTAL U.S. TREASURY OBLIGATIONS			54,797,328

TOTAL INVESTMENT SECURITIES (Cost $257,901,337)			245,108,704

		Shares
SECURITIES LENDING COLLATERAL — (2.6%)
@§	The DFA Short Term Investment Fund	561,410	6,490,463

TOTAL INVESTMENTS — (100.0%) (Cost $264,394,210)			$251,599,167

22

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

As of October 31, 2022, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	5,035,537	SEK	53,435,779	Bank of America Corp.	11/29/22	$187,408
USD	217,745	SEK	2,325,834	Citibank, N.A.	11/29/22	6,726
USD	16,073,816	CAD	21,123,846	Bank of America Corp.	12/01/22	565,831
CAD	4,969,938	USD	3,620,243	Bank of America Corp.	12/01/22	28,417
EUR	2,497,738	USD	2,443,097	Bank of America Corp.	12/15/22	33,853
USD	2,549,965	EUR	2,535,119	Citibank, N.A.	12/15/22	35,946
EUR	66,732	USD	65,407	Citibank, N.A.	12/15/22	770
USD	2,005,986	EUR	1,996,097	State Street Bank and Trust	12/15/22	26,502
USD	653,102	DKK	4,826,118	Bank of America Corp.	12/19/22	9,910
DKK	53,414	USD	6,927	Citibank, N.A.	12/19/22	191
NOK	50,903,572	USD	4,776,774	Bank of America Corp.	12/22/22	128,182
USD	6,286	GBP	5,401	Citibank, N.A.	01/17/23	76

Total Appreciation						$1,023,812
CAD	6,887,521	USD	5,257,754	NatWest Markets PLC	12/01/22	$(201,308)
USD	4,740,728	NOK	50,903,572	Bank of America Corp.	12/22/22	(164,228)
USD	555,654	GBP	488,974	Citibank, N.A.	01/17/23	(6,609)
USD	11,111,861	AUD	17,524,964	UBS AG	01/24/23	(129,780)

Total (Depreciation)						$(501,925)

Total Appreciation (Depreciation)						$521,887

As of October 31, 2022, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,351	12/16/22	$279,825,603	$262,296,650	$(17,528,953)

Total Futures Contracts			$279,825,603	$262,296,650	$(17,528,953)

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$2,614,402	—	$2,614,402
Canada	—	15,073,267	—	15,073,267
Denmark	—	634,445	—	634,445
France	—	9,451,306	—	9,451,306
Germany	—	15,471,263	—	15,471,263
Ireland	—	3,111,409	—	3,111,409
Italy	—	4,385,487	—	4,385,487
Japan	—	12,765,511	—	12,765,511
Netherlands	—	10,395,829	—	10,395,829
Norway	—	3,448,554	—	3,448,554

23

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Spain	—	$2,098,082	—	$2,098,082
Supranational Organization Obligations	—	2,171,305	—	2,171,305
Sweden	—	5,010,038	—	5,010,038
Switzerland	—	3,445,254	—	3,445,254
United Kingdom	—	10,768,556	—	10,768,556
United States	—	89,466,668	—	89,466,668
U.S. Treasury Obligations	—	54,797,328	—	54,797,328
Securities Lending Collateral	—	6,490,463	—	6,490,463
Forward Currency Contracts**	—	521,887	—	521,887
Futures Contracts**	$(17,528,953)	—	—	(17,528,953)

TOTAL	$(17,528,953)	$252,121,054	—	$234,592,101

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

24

U.S. LARGE CAP EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.4%)
COMMUNICATION SERVICES — (7.1%)
* Alphabet, Inc., Class A	247,880	$23,427,139	1.5%
* Alphabet, Inc., Class C	244,680	23,161,409	1.4%
AT&T, Inc.	327,534	5,970,945	0.4%
Comcast Corp., Class A	202,364	6,423,033	0.4%
* Meta Platforms, Inc., Class A	111,797	10,415,009	0.7%
Verizon Communications, Inc.	260,444	9,732,792	0.6%
* Walt Disney Co.	66,764	7,113,037	0.4%
Other Securities		29,258,944	1.8%

TOTAL COMMUNICATION SERVICES		115,502,308	7.2%

CONSUMER DISCRETIONARY — (10.0%)
* Amazon.com, Inc.	340,423	34,872,932	2.2%
Home Depot, Inc.	37,872	11,215,035	0.7%
McDonald’s Corp.	27,606	7,527,052	0.5%
* Tesla, Inc.	78,014	17,751,306	1.1%
Other Securities		89,560,002	5.5%

TOTAL CONSUMER DISCRETIONARY		160,926,327	10.0%

CONSUMER STAPLES — (7.4%)
Coca-Cola Co.	195,899	11,724,555	0.7%
Costco Wholesale Corp.	19,258	9,657,887	0.6%
PepsiCo, Inc.	67,647	12,283,342	0.8%
Procter & Gamble Co.	124,570	16,775,842	1.0%
Walmart, Inc.	81,268	11,566,874	0.7%
Other Securities		57,294,337	3.6%

TOTAL CONSUMER STAPLES		119,302,837	7.4%

ENERGY — (7.2%)
Chevron Corp.	83,248	15,059,563	0.9%
ConocoPhillips	81,906	10,327,527	0.6%
Exxon Mobil Corp.	208,006	23,049,145	1.4%
Occidental Petroleum Corp.	86,582	6,285,853	0.4%
Other Securities		61,829,610	3.9%

TOTAL ENERGY		116,551,698	7.2%

FINANCIALS — (12.6%)
Bank of America Corp.	264,974	9,549,663	0.6%
* Berkshire Hathaway, Inc., Class B	64,967	19,171,112	1.2%
JPMorgan Chase & Co.	129,476	16,298,439	1.0%
Wells Fargo & Co.	129,052	5,935,101	0.4%
Other Securities		153,193,881	9.5%

TOTAL FINANCIALS		204,148,196	12.7%

HEALTH CARE — (14.7%)
Abbott Laboratories	64,829	6,414,181	0.4%
AbbVie, Inc.	83,873	12,279,007	0.8%
Amgen, Inc.	25,355	6,854,724	0.4%
Bristol-Myers Squibb Co.	139,451	10,803,269	0.7%
Danaher Corp.	24,535	6,174,723	0.4%
Eli Lilly & Co.	40,436	14,641,471	0.9%
Johnson & Johnson	117,383	20,421,121	1.3%

25

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Merck & Co., Inc.	127,000	$12,852,400	0.8%
Pfizer, Inc.	274,999	12,801,203	0.8%
Thermo Fisher Scientific, Inc.	15,127	7,774,824	0.5%
UnitedHealth Group, Inc.	34,736	19,283,690	1.2%
Other Securities		107,836,890	6.6%

TOTAL HEALTH CARE		238,137,503	14.8%

INDUSTRIALS — (10.3%)
Caterpillar, Inc.	27,838	6,025,814	0.4%
Deere & Co.	15,154	5,998,256	0.4%
Honeywell International, Inc.	30,366	6,195,271	0.4%
Union Pacific Corp.	30,201	5,953,825	0.4%
United Parcel Service, Inc., Class B	36,051	6,048,276	0.4%
Other Securities		136,805,608	8.3%

TOTAL INDUSTRIALS		167,027,050	10.3%

INFORMATION TECHNOLOGY — (23.7%)
Accenture PLC, Class A	31,098	8,828,722	0.6%
Apple, Inc.	551,638	84,588,171	5.2%
Broadcom, Inc.	19,205	9,028,655	0.6%
Cisco Systems, Inc.	204,190	9,276,352	0.6%
Mastercard, Inc., Class A	43,149	14,160,639	0.9%
Microsoft Corp.	305,889	71,006,014	4.4%
NVIDIA Corp.	88,334	11,922,440	0.7%
QUALCOMM, Inc.	55,147	6,488,596	0.4%
Texas Instruments, Inc.	43,768	7,030,454	0.4%
# Visa, Inc., Class A	70,849	14,677,079	0.9%
Other Securities		146,236,339	9.0%

TOTAL INFORMATION TECHNOLOGY		383,243,461	23.7%

MATERIALS — (3.8%)
Other Securities		61,923,513	3.8%

REAL ESTATE — (0.2%)
Other Securities		2,387,112	0.1%

UTILITIES — (2.4%)
Other Securities		38,607,339	2.4%

TOTAL COMMON STOCKS (Cost $856,972,321)		1,607,757,344	99.6%

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund , 3.010%	2,643,219	2,643,219	0.2%

SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	634,320	7,333,371	0.4%

TOTAL INVESTMENTS—(100.0%) (Cost $866,951,554)		$1,617,733,934	100.2%

26

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$115,502,308	—	—	$115,502,308
Consumer Discretionary	160,926,327	—	—	160,926,327
Consumer Staples	119,302,837	—	—	119,302,837
Energy	116,551,698	—	—	116,551,698
Financials	204,148,196	—	—	204,148,196
Health Care	238,137,503	—	—	238,137,503
Industrials	167,027,050	—	—	167,027,050
Information Technology	383,243,461	—	—	383,243,461
Materials	61,923,513	—	—	61,923,513
Real Estate	2,387,112	—	—	2,387,112
Utilities	38,607,339	—	—	38,607,339
Temporary Cash Investments	2,643,219	—	—	2,643,219
Securities Lending Collateral	—	$7,333,371	—	7,333,371

TOTAL	$1,610,400,563	$7,333,371	—	$1,617,733,934

See accompanying Notes to Financial Statements.

27

U.S. LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$23,311,526,782

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$23,311,526,782

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

28

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (92.2%)
COMMUNICATION SERVICES — (2.3%)
#	Nexstar Media Group, Inc., Class A	313,260	$53,661,438	0.5%
	Other Securities		239,309,849	2.0%

TOTAL COMMUNICATION SERVICES			292,971,287	2.5%

CONSUMER DISCRETIONARY — (10.7%)
#*	AutoNation, Inc.	613,475	65,218,527	0.6%
	BorgWarner, Inc.	1,734,241	65,086,065	0.6%
#	Dillard’s, Inc., Class A	166,142	54,625,828	0.5%
#	Penske Automotive Group, Inc.	522,178	58,285,508	0.5%
	Toll Brothers, Inc.	1,187,844	51,172,320	0.4%
	Other Securities		1,069,086,708	8.9%

TOTAL CONSUMER DISCRETIONARY			1,363,474,956	11.5%

CONSUMER STAPLES — (3.9%)
#	Molson Coors Beverage Co., Class B	1,044,889	52,693,752	0.5%
*	Post Holdings, Inc.	490,446	44,346,127	0.4%
	Other Securities		396,750,151	3.3%

TOTAL CONSUMER STAPLES			493,790,030	4.2%

ENERGY — (9.2%)
#	EQT Corp.	1,036,269	43,357,495	0.4%
	HF Sinclair Corp.	1,452,267	88,835,172	0.8%
#	Matador Resources Co.	841,863	55,941,796	0.5%
#	Murphy Oil Corp.	1,454,666	70,565,848	0.6%
*	PBF Energy, Inc., Class A	1,099,741	48,663,539	0.4%
#	PDC Energy, Inc.	844,689	60,935,864	0.5%
	Range Resources Corp.	2,123,103	60,465,973	0.5%
	SM Energy Co.	933,660	41,996,027	0.4%
	Other Securities		693,650,793	5.7%

TOTAL ENERGY			1,164,412,507	9.8%

FINANCIALS — (27.0%)
#	Bank OZK	1,161,169	49,907,044	0.4%
	Everest Re Group Ltd.	161,381	52,071,193	0.4%
	First Horizon Corp.	3,817,193	93,559,400	0.8%
#	Invesco Ltd.	3,332,133	51,048,278	0.4%
	M&T Bank Corp.	275,945	46,460,860	0.4%
	Old National Bancorp	2,170,768	42,460,222	0.4%
	Old Republic International Corp.	1,964,925	45,605,909	0.4%
	Popular, Inc.	712,592	50,394,506	0.4%
	Reinsurance Group of America, Inc.	358,439	52,751,468	0.5%
	United Bankshares, Inc.	1,035,724	43,862,911	0.4%
	Unum Group	1,531,145	69,804,901	0.6%
#	Voya Financial, Inc.	911,052	62,279,515	0.5%
	Zions Bancorp NA	927,029	48,149,886	0.4%
	Other Securities		2,726,712,928	23.0%

TOTAL FINANCIALS			3,435,069,021	29.0%

HEALTH CARE — (4.6%)
*	Acadia Healthcare Co., Inc.	731,391	59,462,088	0.5%

29

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Other Securities		$520,557,595	4.4%

TOTAL HEALTH CARE		580,019,683	4.9%

INDUSTRIALS — (17.0%)
AGCO Corp.	369,245	45,849,152	0.4%
Air Lease Corp.	1,251,656	44,170,940	0.4%
AMERCO	99,942	57,485,639	0.5%
* Builders FirstSource, Inc.	683,763	42,160,827	0.4%
Knight-Swift Transportation Holdings, Inc.	1,354,350	65,049,431	0.6%
# Triton International Ltd.	702,859	42,656,513	0.4%
* WESCO International, Inc.	364,471	50,213,170	0.4%
Other Securities		1,814,297,834	15.1%

TOTAL INDUSTRIALS		2,161,883,506	18.2%

INFORMATION TECHNOLOGY — (8.4%)
# Amkor Technology, Inc.	2,293,308	47,677,873	0.4%
* Arrow Electronics, Inc.	718,921	72,797,940	0.6%
* First Solar, Inc.	383,688	55,853,462	0.5%
* Flex Ltd.	2,308,000	45,190,640	0.4%
Other Securities		850,686,881	7.1%

TOTAL INFORMATION TECHNOLOGY		1,072,206,796	9.0%

MATERIALS — (7.8%)
Alcoa Corp.	1,140,009	44,494,551	0.4%
Commercial Metals Co.	1,098,131	49,964,960	0.4%
Huntsman Corp.	2,107,477	56,396,085	0.5%
Olin Corp.	1,005,237	53,227,299	0.5%
Reliance Steel & Aluminum Co.	529,742	106,732,418	0.9%
Steel Dynamics, Inc.	793,920	74,668,176	0.6%
# Westlake Corp.	504,897	48,798,295	0.4%
Other Securities		553,180,830	4.6%

TOTAL MATERIALS		987,462,614	8.3%

REAL ESTATE — (0.8%)
* Jones Lang LaSalle, Inc.	280,292	44,591,654	0.4%
Other Securities		58,054,080	0.5%

TOTAL REAL ESTATE		102,645,734	0.9%

UTILITIES — (0.5%)
Other Securities		60,557,538	0.5%

TOTAL COMMON STOCKS		11,714,493,672	98.8%

PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
Other Security		381,897	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		348,438	0.0%

INDUSTRIALS — (0.1%)
Other Security		4,713,795	0.1%

TOTAL PREFERRED STOCKS		5,444,130	0.1%

30

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
INDUSTRIALS — (0.0%)
Other Security		$78,296	0.0%

TOTAL RIGHTS/WARRANTS		78,296	0.0%

TOTAL INVESTMENT SECURITIES (Cost $7,947,185,135)		11,720,016,098

TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 3.010%	125,772,732	125,772,732	1.1%

SECURITIES LENDING COLLATERAL — (6.7%)
@§ The DFA Short Term Investment Fund	74,059,114	856,197,418	7.2%

TOTAL INVESTMENTS—(100.0%) (Cost $8,929,470,746)		$12,701,986,248	107.2%

As of October 31, 2022, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	668	12/16/22	$126,532,018	$129,692,200	$3,160,182

Total Futures Contracts			$126,532,018	$129,692,200	$3,160,182

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$292,971,287	—	—	$292,971,287
Consumer Discretionary	1,363,451,293	—	$23,663	1,363,474,956
Consumer Staples	493,778,081	$11,949	—	493,790,030
Energy	1,164,412,507	—	—	1,164,412,507
Financials	3,434,956,776	112,245	—	3,435,069,021
Health Care	574,880,260	—	5,139,423	580,019,683
Industrials	2,161,799,530	83,976	—	2,161,883,506
Information Technology	1,072,206,796	—	—	1,072,206,796
Materials	987,462,614	—	—	987,462,614
Real Estate	102,645,734	—	—	102,645,734
Utilities	60,557,538	—	—	60,557,538
Preferred Stocks
Communication Services	381,897	—	—	381,897
Consumer Discretionary	348,438	—	—	348,438
Industrials	4,713,795	—	—	4,713,795
Rights/Warrants
Industrials	—	—	78,296	78,296
Temporary Cash Investments	125,772,732	—	—	125,772,732

31

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$856,197,418	—		$856,197,418
Futures Contracts**	$3,160,182	—	—		3,160,182

TOTAL	$11,843,499,460	$856,405,588	$5,241,382	^	$12,705,146,430

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

32

U.S. SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (93.0%)
COMMUNICATION SERVICES — (2.0%)
	Other Securities		$304,944,430	2.1%
CONSUMER DISCRETIONARY — (11.5%)
#	Dillard’s, Inc., Class A	277,204	91,141,903	0.7%
*	Goodyear Tire & Rubber Co.	6,506,480	82,632,296	0.6%
#	Group 1 Automotive, Inc.	405,902	70,221,046	0.5%
#	Penske Automotive Group, Inc.	809,749	90,384,183	0.6%
#*	Taylor Morrison Home Corp.	2,911,839	76,697,839	0.5%
	Other Securities		1,343,387,024	9.3%

TOTAL CONSUMER DISCRETIONARY			1,754,464,291	12.2%

CONSUMER STAPLES — (4.3%)
#*	Hostess Brands, Inc.	2,976,455	78,816,528	0.6%
	Seaboard Corp.	17,242	64,595,084	0.5%
	Other Securities		517,021,302	3.5%

TOTAL CONSUMER STAPLES			660,432,914	4.6%

ENERGY — (10.5%)
#*	Antero Resources Corp.	2,885,292	105,774,805	0.7%
#*	CNX Resources Corp.	4,881,877	82,064,352	0.6%
#	Helmerich & Payne, Inc.	1,496,863	74,109,687	0.5%
	HF Sinclair Corp.	1,754,256	107,307,840	0.8%
#	Matador Resources Co.	1,315,903	87,441,754	0.6%
#	Murphy Oil Corp.	3,064,220	148,645,312	1.0%
#*	PBF Energy, Inc., Class A	1,753,292	77,583,171	0.6%
	PDC Energy, Inc.	1,569,453	113,220,339	0.8%
	Other Securities		805,900,676	5.6%

TOTAL ENERGY.			1,602,047,936	11.2%

FINANCIALS — (27.6%)
	American Equity Investment Life Holding Co.	2,377,506	102,422,959	0.7%
#	Associated Banc-Corp.	3,681,267	89,638,851	0.6%
	Assured Guaranty Ltd.	1,358,868	80,431,397	0.6%
	Bank OZK	2,270,088	97,568,382	0.7%
*	Brighthouse Financial, Inc.	1,310,595	74,795,657	0.5%
#	First BanCorp.	4,126,206	65,152,793	0.5%
#	FNB Corp.	8,069,732	116,607,627	0.8%
	Fulton Financial Corp.	4,075,852	74,302,782	0.5%
	Hancock Whitney Corp.	1,428,089	79,787,332	0.6%
#	International Bancshares Corp.	1,341,748	66,550,701	0.5%
	Nelnet, Inc., Class A	731,282	65,149,913	0.5%
	Old National Bancorp	4,755,433	93,016,270	0.7%
#	Popular, Inc.	1,234,677	87,316,357	0.6%
#	United Bankshares, Inc.	2,073,146	87,797,733	0.6%
	Unum Group	3,118,080	142,153,267	1.0%
#	Valley National Bancorp	5,597,605	66,443,571	0.5%
	Washington Federal, Inc.	1,793,494	69,408,218	0.5%
#	White Mountains Insurance Group Ltd.	45,091	63,855,620	0.5%
	Other Securities		2,691,501,521	18.5%

TOTAL FINANCIALS			4,213,900,951	29.4%

33

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (4.0%)
*	Acadia Healthcare Co., Inc.	1,486,886	$120,883,832	0.8%
	Perrigo Co. PLC	2,252,909	90,747,175	0.6%
	Other Securities		400,582,330	2.9%

TOTAL HEALTH CARE			612,213,337	4.3%

INDUSTRIALS — (18.4%)
	Air Lease Corp.	2,041,374	72,040,088	0.5%
#*	Atlas Air Worldwide Holdings, Inc.	714,190	72,233,177	0.5%
#*	Beacon Roofing Supply, Inc.	1,168,859	65,865,205	0.5%
#	Encore Wire Corp.	496,557	68,321,278	0.5%
	GATX Corp.	794,080	83,148,117	0.6%
#	Triton International Ltd.	1,492,492	90,579,340	0.6%
*	WESCO International, Inc.	828,443	114,134,592	0.8%
	Other Securities		2,240,622,901	15.6%

TOTAL INDUSTRIALS			2,806,944,698	19.6%

INFORMATION TECHNOLOGY — (7.2%)
#	Amkor Technology, Inc.	5,440,115	113,099,991	0.8%
	Avnet, Inc.	2,044,013	82,148,882	0.6%
#*	NetScout Systems, Inc.	1,831,566	65,789,851	0.5%
*	Sanmina Corp.	1,485,715	83,274,326	0.6%
#	Vishay Intertechnology, Inc.	3,103,708	64,898,534	0.5%
	Other Securities		686,783,374	4.6%

TOTAL INFORMATION TECHNOLOGY			1,095,994,958	7.6%

MATERIALS — (6.6%)
#	Commercial Metals Co.	2,565,468	116,728,794	0.8%
#	Element Solutions, Inc.	5,243,398	90,186,446	0.6%
	Other Securities		806,849,032	5.7%

TOTAL MATERIALS			1,013,764,272	7.1%

REAL ESTATE — (0.6%)
	Other Securities		101,554,150	0.7%

UTILITIES — (0.3%)
	Other Securities		45,133,898	0.3%

TOTAL COMMON STOCKS			14,211,395,835	99.1%

PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		300,614	0.0%

CONSUMER DISCRETIONARY — (0.0%)
	Other Security		3,270,136	0.0%

INDUSTRIALS — (0.1%)
	Other Security		7,599,879	0.1%

TOTAL PREFERRED STOCKS			11,170,629	0.1%

TOTAL INVESTMENT SECURITIES (Cost $9,287,200,978)			14,222,566,464

34

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 3.010%	115,129,797	$115,129,797	0.8%

SECURITIES LENDING COLLATERAL — (6.1%)
@§ The DFA Short Term Investment Fund	81,222,527	939,013,630	6.5%

TOTAL INVESTMENTS—(100.0%) (Cost $10,341,663,547)		$15,276,709,891	106.5%

As of October 31, 2022, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	604	12/16/22	$109,493,638	$117,266,600	$7,772,962

Total Futures Contracts			$109,493,638	$117,266,600	$7,772,962

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$304,944,430	—	—		$304,944,430
Consumer Discretionary	1,754,080,330	$363,565	$20,396		1,754,464,291
Consumer Staples	658,914,370	1,518,544	—		660,432,914
Energy	1,602,047,936	—	—		1,602,047,936
Financials	4,212,911,835	989,116	—		4,213,900,951
Health Care	608,926,711	—	3,286,626		612,213,337
Industrials	2,806,850,231	94,467	—		2,806,944,698
Information Technology	1,095,994,958	—	—		1,095,994,958
Materials	1,012,692,911	1,071,361	—		1,013,764,272
Real Estate	101,554,150	—	—		101,554,150
Utilities	45,133,898	—	—		45,133,898
Preferred Stocks
Communication Services	300,614	—	—		300,614
Consumer Discretionary	3,270,136	—	—		3,270,136
Industrials	7,599,879	—	—		7,599,879
Temporary Cash Investments	115,129,797	—	—		115,129,797
Securities Lending Collateral	—	939,013,630	—		939,013,630
Futures Contracts**	7,772,962	—	—		7,772,962

TOTAL	$14,338,125,148	$943,050,683	$3,307,022	^	$15,284,482,853

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

35

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.0%)
COMMUNICATION SERVICES — (6.0%)
* Alphabet, Inc., Class A	3,212,000	$303,566,120	1.1%
* Alphabet, Inc., Class C	2,978,380	281,933,451	1.0%
AT&T, Inc.	5,201,851	94,829,744	0.4%
Comcast Corp., Class A	3,555,567	112,853,697	0.4%
* Meta Platforms, Inc., Class A	1,474,881	137,399,914	0.5%
Verizon Communications, Inc.	4,468,777	166,998,196	0.6%
Other Securities		650,380,315	2.2%

TOTAL COMMUNICATION SERVICES		1,747,961,437	6.2%

CONSUMER DISCRETIONARY — (10.6%)
* Amazon.com, Inc.	4,693,460	480,798,042	1.7%
Home Depot, Inc.	578,985	171,454,828	0.6%
McDonald’s Corp.	392,232	106,945,977	0.4%
* Tesla, Inc.	1,117,865	254,359,002	0.9%
Other Securities		2,077,068,540	7.4%

TOTAL CONSUMER DISCRETIONARY		3,090,626,389	11.0%

CONSUMER STAPLES — (6.4%)
Coca-Cola Co.	2,554,882	152,909,688	0.6%
Costco Wholesale Corp.	266,821	133,810,731	0.5%
PepsiCo, Inc.	1,155,131	209,748,687	0.8%
Procter & Gamble Co.	1,579,025	212,647,297	0.8%
Walmart, Inc.	863,854	122,952,340	0.4%
Other Securities		1,032,869,469	3.6%

TOTAL CONSUMER STAPLES		1,864,938,212	6.7%

ENERGY — (6.7%)
Chevron Corp.	1,226,964	221,957,788	0.8%
ConocoPhillips	1,164,407	146,820,079	0.5%
Exxon Mobil Corp.	3,168,500	351,101,485	1.3%
Occidental Petroleum Corp.	1,257,584	91,300,598	0.3%
Other Securities		1,150,723,721	4.1%

TOTAL ENERGY		1,961,903,671	7.0%

FINANCIALS — (13.8%)
Bank of America Corp.	3,912,478	141,005,671	0.5%
* Berkshire Hathaway, Inc., Class B	954,456	281,650,421	1.0%
Goldman Sachs Group, Inc.	249,229	85,861,883	0.3%
JPMorgan Chase & Co.	2,201,688	277,148,485	1.0%
Morgan Stanley	1,062,417	87,298,805	0.3%
Wells Fargo & Co.	2,169,645	99,781,974	0.4%
Other Securities		3,035,367,537	10.8%

TOTAL FINANCIALS		4,008,114,776	14.3%

HEALTH CARE — (12.2%)
AbbVie, Inc.	1,217,399	178,227,214	0.7%
Amgen, Inc.	395,045	106,800,416	0.4%
Bristol-Myers Squibb Co.	1,399,024	108,382,389	0.4%
Cigna Corp.	265,948	85,917,161	0.3%
CVS Health Corp.	1,042,089	98,685,828	0.4%
Eli Lilly & Co.	520,601	188,504,416	0.7%

36

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Gilead Sciences, Inc.	1,123,050	$88,114,503	0.3%
Johnson & Johnson	1,583,776	275,529,511	1.0%
Merck & Co., Inc.	1,532,708	155,110,050	0.6%
Pfizer, Inc.	3,138,575	146,100,666	0.5%
UnitedHealth Group, Inc.	442,851	245,848,733	0.9%
Other Securities		1,889,479,968	6.5%

TOTAL HEALTH CARE		3,566,700,855	12.7%

INDUSTRIALS — (11.7%)
Lockheed Martin Corp.	186,232	90,635,390	0.3%
Union Pacific Corp.	458,821	90,451,972	0.3%
United Parcel Service, Inc., Class B	521,453	87,484,170	0.3%
Other Securities		3,151,453,330	11.3%

TOTAL INDUSTRIALS		3,420,024,862	12.2%

INFORMATION TECHNOLOGY — (20.6%)
Accenture PLC, Class A	421,535	119,673,786	0.4%
Apple, Inc.	9,026,207	1,384,078,581	4.9%
Broadcom, Inc.	323,073	151,883,079	0.6%
Cisco Systems, Inc.	2,518,417	114,411,684	0.4%
Mastercard, Inc., Class A	587,619	192,844,803	0.7%
Microsoft Corp.	4,150,122	963,367,820	3.4%
NVIDIA Corp.	1,138,596	153,676,302	0.6%
QUALCOMM, Inc.	829,776	97,631,444	0.4%
Texas Instruments, Inc.	750,861	120,610,802	0.4%
# Visa, Inc., Class A	933,069	193,294,574	0.7%
Other Securities		2,517,282,051	8.9%

TOTAL INFORMATION TECHNOLOGY		6,008,754,926	21.4%

MATERIALS — (4.2%)
Other Securities		1,225,634,383	4.4%

REAL ESTATE — (0.2%)
Other Securities		65,744,933	0.2%

UTILITIES — (2.6%)
Other Securities		740,106,070	2.6%

TOTAL COMMON STOCKS		27,700,510,514	98.7%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		343,723	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		475,353	0.0%

INDUSTRIALS — (0.0%)
Other Security		1,455,840	0.0%

TOTAL PREFERRED STOCKS		2,274,916	0.0%

37

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
INDUSTRIALS — (0.0%)
Other Security		$23,961	0.0%

TOTAL RIGHTS/WARRANTS		23,961	0.0%

TOTAL INVESTMENT SECURITIES (Cost $13,059,889,382)		27,702,809,391

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 3.010%	248,087,015	248,087,015	0.9%

SECURITIES LENDING COLLATERAL — (4.1%)
@§ The DFA Short Term Investment Fund	103,556,037	1,197,211,347	4.3%

TOTAL INVESTMENTS—(100.0%) (Cost $14,505,588,592)		$29,148,107,753	103.9%

As of October 31, 2022, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,616	12/16/22	$322,362,519	$313,746,400	$(8,616,119)

Total Futures Contracts			$322,362,519	$313,746,400	$(8,616,119)

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,747,952,953	$8,484	—	$1,747,961,437
Consumer Discretionary	3,090,621,403	—	$4,986	3,090,626,389
Consumer Staples	1,864,843,825	94,387	—	1,864,938,212
Energy	1,961,903,671	—	—	1,961,903,671
Financials	4,008,109,526	5,250	—	4,008,114,776
Health Care	3,565,356,114	—	1,344,741	3,566,700,855
Industrials	3,419,367,777	657,085	—	3,420,024,862
Information Technology	6,008,754,926	—	—	6,008,754,926
Materials	1,225,634,383	—	—	1,225,634,383
Real Estate	65,705,171	39,762	—	65,744,933
Utilities	740,106,070	—	—	740,106,070
Preferred Stocks
Communication Services	343,723	—	—	343,723
Consumer Discretionary	475,353	—	—	475,353
Industrials	1,455,840	—	—	1,455,840
Rights/Warrants
Industrials	—	—	23,961	23,961
Temporary Cash Investments	248,087,015	—	—	248,087,015

38

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$1,197,211,347	—		$1,197,211,347
Futures Contracts**	$(8,616,119)	—	—		(8,616,119)

TOTAL	$27,940,101,631	$1,198,016,315	$1,373,688	^	$29,139,491,634

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

39

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.6%)
COMMUNICATION SERVICES — (5.4%)
* Alphabet, Inc., Class A	2,447,900	$231,351,029	0.8%
* Alphabet, Inc., Class C	2,361,300	223,520,658	0.8%
AT&T, Inc.	4,477,834	81,630,914	0.3%
Comcast Corp., Class A	3,103,081	98,491,791	0.3%
* Meta Platforms, Inc., Class A	1,750,602	163,086,082	0.6%
Verizon Communications, Inc.	3,894,696	145,544,790	0.5%
Other Securities		682,752,780	2.3%

TOTAL COMMUNICATION SERVICES		1,626,378,044	5.6%

CONSUMER DISCRETIONARY — (9.7%)
* Amazon.com, Inc.	3,049,564	312,397,336	1.1%
Home Depot, Inc.	417,086	123,511,677	0.4%
Target Corp.	489,359	80,377,216	0.3%
Other Securities		2,428,343,528	8.3%

TOTAL CONSUMER DISCRETIONARY		2,944,629,757	10.1%

CONSUMER STAPLES — (6.2%)
Coca-Cola Co.	2,356,465	141,034,430	0.5%
Costco Wholesale Corp.	257,234	129,002,851	0.4%
PepsiCo, Inc.	1,083,200	196,687,456	0.7%
Procter & Gamble Co.	1,659,570	223,494,292	0.8%
Walmart, Inc.	754,200	107,345,286	0.4%
Other Securities		1,089,547,591	3.6%

TOTAL CONSUMER STAPLES		1,887,111,906	6.4%

ENERGY — (6.4%)
Chevron Corp.	1,074,238	194,329,654	0.7%
ConocoPhillips	1,162,116	146,531,206	0.5%
Exxon Mobil Corp.	3,060,838	339,171,459	1.2%
Other Securities		1,275,702,318	4.3%

TOTAL ENERGY		1,955,734,637	6.7%

FINANCIALS — (14.6%)
American Express Co.	617,346	91,645,014	0.3%
Bank of America Corp.	3,352,938	120,839,922	0.4%
* Berkshire Hathaway, Inc., Class B	840,748	248,096,327	0.9%
JPMorgan Chase & Co.	1,979,363	249,162,214	0.9%
Wells Fargo & Co.	1,749,162	80,443,960	0.3%
Other Securities		3,628,152,220	12.3%

TOTAL FINANCIALS		4,418,339,657	15.1%

HEALTH CARE — (12.3%)
AbbVie, Inc.	1,169,550	171,222,120	0.6%
Amgen, Inc.	465,289	125,790,881	0.4%
Bristol-Myers Squibb Co.	1,487,212	115,214,314	0.4%
Cigna Corp.	249,677	80,660,652	0.3%
CVS Health Corp.	829,846	78,586,416	0.3%
Elevance Health, Inc.	165,540	90,512,306	0.3%
Eli Lilly & Co.	538,596	195,020,226	0.7%
Johnson & Johnson	1,534,785	267,006,546	0.9%
Merck & Co., Inc.	1,861,625	188,396,450	0.7%

40

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Pfizer, Inc.	3,866,146	$179,969,096	0.6%
Thermo Fisher Scientific, Inc.	172,804	88,816,072	0.3%
UnitedHealth Group, Inc.	416,565	231,256,060	0.8%
Other Securities		1,913,162,499	6.4%

TOTAL HEALTH CARE		3,725,613,638	12.7%

INDUSTRIALS — (13.4%)
Caterpillar, Inc.	434,771	94,110,531	0.3%
Deere & Co.	214,381	84,856,287	0.3%
Lockheed Martin Corp.	161,715	78,703,456	0.3%
Union Pacific Corp.	574,109	113,179,848	0.4%
Other Securities		3,706,707,754	12.6%

TOTAL INDUSTRIALS		4,077,557,876	13.9%

INFORMATION TECHNOLOGY — (20.8%)
Accenture PLC, Class A	449,831	127,707,021	0.5%
Apple, Inc.	9,633,318	1,477,172,982	5.1%
Broadcom, Inc.	284,762	133,872,311	0.5%
Cisco Systems, Inc.	2,308,415	104,871,293	0.4%
Intel Corp.	3,268,769	92,931,103	0.3%
International Business Machines Corp.	704,432	97,415,901	0.3%
Mastercard, Inc., Class A	587,552	192,822,815	0.7%
Microsoft Corp.	4,624,552	1,073,497,256	3.7%
QUALCOMM, Inc.	817,724	96,213,406	0.3%
Texas Instruments, Inc.	676,325	108,638,085	0.4%
# Visa, Inc., Class A	921,563	190,910,991	0.7%
Other Securities		2,622,825,195	8.7%

TOTAL INFORMATION TECHNOLOGY		6,318,878,359	21.6%

MATERIALS — (4.6%)
Other Securities		1,383,197,697	4.7%

REAL ESTATE — (0.3%)
Other Securities		85,739,181	0.3%

UTILITIES — (1.9%)
Other Securities		570,220,524	2.0%

TOTAL COMMON STOCKS		28,993,401,276	99.1%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		486,617	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		754,305	0.0%

INDUSTRIALS — (0.0%)
Other Security		1,986,525	0.0%

TOTAL PREFERRED STOCKS		3,227,447	0.0%

41

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
INDUSTRIALS — (0.0%)
Other Security		$23,431	0.0%

TOTAL RIGHTS/WARRANTS		23,431	0.0%

TOTAL INVESTMENT SECURITIES (Cost $13,737,376,934)		28,996,652,154

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 3.010%	272,587,862	272,587,862	0.9%

SECURITIES LENDING COLLATERAL — (3.5%)
@§ The DFA Short Term Investment Fund	93,154,375	1,076,957,724	3.7%

TOTAL INVESTMENTS—(100.0%) (Cost $15,087,266,108)		$30,346,197,740	103.7%

As of October 31, 2022, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,279	12/16/22	$252,780,580	$248,317,850	$(4,462,730)

Total Futures Contracts			$252,780,580	$248,317,850	$(4,462,730)

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,626,242,103	$135,941	—	$1,626,378,044
Consumer Discretionary	2,944,622,949	—	$6,808	2,944,629,757
Consumer Staples	1,886,985,529	126,377	—	1,887,111,906
Energy	1,955,734,637	—	—	1,955,734,637
Financials	4,418,239,836	99,821	—	4,418,339,657
Health Care	3,723,517,292	—	2,096,346	3,725,613,638
Industrials	4,076,132,929	1,424,947	—	4,077,557,876
Information Technology	6,318,877,797	—	562	6,318,878,359
Materials	1,383,197,697	—	—	1,383,197,697
Real Estate	85,619,321	119,860	—	85,739,181
Utilities	570,220,524	—	—	570,220,524
Preferred Stocks
Communication Services	486,617	—	—	486,617
Consumer Discretionary	754,305	—	—	754,305
Industrials	1,986,525	—	—	1,986,525
Rights/Warrants
Industrials	—	—	23,431	23,431
Temporary Cash Investments	272,587,862	—	—	272,587,862

42

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$1,076,957,724	—		$1,076,957,724
Futures Contracts**	$(4,462,730)	—	—		(4,462,730)

TOTAL	$29,260,743,193	$1,078,864,670	$2,127,147	^	$30,341,735,010

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

43

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (94.3%)
COMMUNICATION SERVICES — (4.8%)
* Alphabet, Inc., Class A	204,320	$19,310,283	0.5%
* Alphabet, Inc., Class C	174,880	16,554,141	0.4%
AT&T, Inc.	591,989	10,791,959	0.3%
Comcast Corp., Class A	542,795	17,228,313	0.4%
* Meta Platforms, Inc., Class A	172,392	16,060,039	0.4%
Verizon Communications, Inc.	361,078	13,493,485	0.3%
Other Securities		129,665,322	2.7%

TOTAL COMMUNICATION SERVICES		223,103,542	5.0%

CONSUMER DISCRETIONARY — (9.4%)
Murphy USA, Inc.	35,401	11,133,969	0.3%
Penske Automotive Group, Inc.	101,131	11,288,242	0.3%
Other Securities		415,238,079	9.3%

TOTAL CONSUMER DISCRETIONARY		437,660,290	9.9%

CONSUMER STAPLES — (4.7%)
Bunge Ltd.	114,831	11,333,820	0.3%
Procter & Gamble Co.	90,151	12,140,635	0.3%
Walmart, Inc.	92,764	13,203,100	0.3%
Other Securities		183,081,780	4.1%

TOTAL CONSUMER STAPLES		219,759,335	5.0%

ENERGY — (10.3%)
Chevron Corp.	168,142	30,416,888	0.7%
ConocoPhillips	192,034	24,213,567	0.6%
Coterra Energy, Inc.	441,905	13,756,503	0.3%
Devon Energy Corp.	333,906	25,827,629	0.6%
Diamondback Energy, Inc.	77,163	12,123,079	0.3%
EOG Resources, Inc.	108,097	14,757,402	0.3%
Exxon Mobil Corp.	427,728	47,396,540	1.1%
Marathon Petroleum Corp.	137,887	15,666,721	0.4%
Occidental Petroleum Corp.	202,911	14,731,339	0.3%
Valero Energy Corp.	96,071	12,061,714	0.3%
Other Securities		267,114,486	5.9%

TOTAL ENERGY		478,065,868	10.8%

FINANCIALS — (21.8%)
Aflac, Inc.	208,954	13,604,995	0.3%
Allstate Corp.	86,090	10,868,862	0.3%
Bank of America Corp.	491,054	17,697,586	0.4%
* Berkshire Hathaway, Inc., Class B	110,049	32,474,359	0.7%
Discover Financial Services	118,381	12,366,079	0.3%
First Horizon Corp.	432,866	10,609,546	0.3%
JPMorgan Chase & Co.	273,311	34,404,389	0.8%
M&T Bank Corp.	67,444	11,355,546	0.3%
Morgan Stanley	152,000	12,489,840	0.3%
Travelers Cos., Inc.	60,909	11,235,274	0.3%
Wells Fargo & Co.	236,095	10,858,009	0.3%
Other Securities		833,448,489	18.6%

TOTAL FINANCIALS		1,011,412,974	22.9%

44

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (9.6%)
Bristol-Myers Squibb Co.	141,192	$10,938,144	0.3%
Cigna Corp.	32,953	10,645,796	0.3%
CVS Health Corp.	118,113	11,185,301	0.3%
Johnson & Johnson	105,798	18,405,678	0.4%
Merck & Co., Inc.	111,689	11,302,927	0.3%
Pfizer, Inc.	341,124	15,879,322	0.4%
UnitedHealth Group, Inc.	36,788	20,422,858	0.5%
Other Securities		348,975,389	7.6%

TOTAL HEALTH CARE		447,755,415	10.1%

INDUSTRIALS — (15.5%)
* Builders FirstSource, Inc.	197,853	12,199,616	0.3%
Raytheon Technologies Corp.	115,471	10,948,960	0.3%
Other Securities		698,192,830	15.7%

TOTAL INDUSTRIALS		721,341,406	16.3%

INFORMATION TECHNOLOGY — (9.4%)
* First Solar, Inc.	83,806	12,199,639	0.3%
Other Securities		422,358,258	9.5%

TOTAL INFORMATION TECHNOLOGY		434,557,897	9.8%

MATERIALS — (7.2%)
Corteva, Inc.	201,895	13,191,819	0.3%
Dow, Inc.	316,807	14,807,559	0.3%
LyondellBasell Industries NV, Class A	148,186	11,328,820	0.3%
Newmont Corp.	272,674	11,539,564	0.3%
# Nucor Corp.	188,942	24,823,200	0.6%
Reliance Steel & Aluminum Co.	62,227	12,537,496	0.3%
Steel Dynamics, Inc.	170,812	16,064,869	0.4%
Other Securities		228,643,996	5.0%

TOTAL MATERIALS		332,937,323	7.5%

REAL ESTATE — (0.5%)
Other Securities		22,470,126	0.5%

UTILITIES — (1.1%)
Other Securities		50,547,951	1.2%

TOTAL COMMON STOCKS		4,379,612,127	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		331,508	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		231,938	0.0%

INDUSTRIALS — (0.0%)
Other Security		794,799	0.0%

TOTAL PREFERRED STOCKS		1,358,245	0.0%

45

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
INDUSTRIALS — (0.0%)
Other Security		$10,984	0.0%

TOTAL RIGHTS/WARRANTS		10,984	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,236,989,633)		4,380,981,356

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 3.010%	37,532,662	37,532,662	0.9%

SECURITIES LENDING COLLATERAL — (4.9%)
@§ The DFA Short Term Investment Fund	19,687,236	227,604,132	5.1%

TOTAL INVESTMENTS—(100.0%) (Cost $2,502,230,004)		$4,646,118,150	105.0%

As of October 31, 2022, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	181	12/16/22	$36,251,048	$35,141,150	$(1,109,898)

Total Futures Contracts			$36,251,048	$35,141,150	$(1,109,898)

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$223,080,276	$23,266	—	$223,103,542
Consumer Discretionary	437,633,283	24,728	$2,279	437,660,290
Consumer Staples	219,680,247	79,088	—	219,759,335
Energy	478,065,868	—	—	478,065,868
Financials	1,011,349,694	63,280	—	1,011,412,974
Health Care	446,330,154	—	1,425,261	447,755,415
Industrials	720,993,032	348,374	—	721,341,406
Information Technology	434,557,897	—	—	434,557,897
Materials	332,937,323	—	—	332,937,323
Real Estate	22,470,126	—	—	22,470,126
Utilities	50,547,951	—	—	50,547,951
Preferred Stocks
Communication Services	331,508	—	—	331,508
Consumer Discretionary	231,938	—	—	231,938
Industrials	794,799	—	—	794,799
Rights/Warrants
Industrials	—	—	10,984	10,984
Temporary Cash Investments	37,532,662	—	—	37,532,662

46

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$227,604,132	—		$227,604,132
Futures Contracts**	$(1,109,898)	—	—		(1,109,898)

TOTAL	$4,415,426,860	$228,142,868	$1,438,524	^	$4,645,008,252

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

47

U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (89.4%)
COMMUNICATION SERVICES — (2.4%)
*	Iridium Communications, Inc.	696,920	$35,912,288	0.3%
#	Nexstar Media Group, Inc., Class A	267,672	45,852,214	0.3%
	Other Securities		290,606,265	2.1%

TOTAL COMMUNICATION SERVICES			372,370,767	2.7%

CONSUMER DISCRETIONARY — (10.8%)
#	Murphy USA, Inc.	187,244	58,890,110	0.4%
#	Penske Automotive Group, Inc.	420,059	46,886,986	0.3%
	Texas Roadhouse, Inc.	336,612	33,307,757	0.3%
	Other Securities		1,533,426,592	11.0%

TOTAL CONSUMER DISCRETIONARY			1,672,511,445	12.0%

CONSUMER STAPLES — (3.9%)
*	BJ’s Wholesale Club Holdings, Inc.	477,746	36,977,540	0.3%
	Other Securities		568,042,519	4.0%

TOTAL CONSUMER STAPLES			605,020,059	4.3%

ENERGY — (5.6%)
#	Matador Resources Co.	734,685	48,819,818	0.4%
#	Murphy Oil Corp.	833,447	40,430,514	0.3%
#	PDC Energy, Inc.	673,577	48,591,845	0.4%
	Range Resources Corp.	1,648,690	46,954,691	0.4%
	SM Energy Co.	751,637	33,808,632	0.3%
	Other Securities		639,161,629	4.4%

TOTAL ENERGY			857,767,129	6.2%

FINANCIALS — (19.7%)
	Cadence Bank	1,282,964	35,473,955	0.3%
#	Glacier Bancorp, Inc.	783,244	44,864,216	0.3%
	Old National Bancorp	2,096,773	41,012,880	0.3%
	RLI Corp.	312,890	40,697,602	0.3%
#	Selective Insurance Group, Inc.	438,122	42,971,006	0.3%
	SouthState Corp.	480,323	43,435,609	0.3%
#	United Bankshares, Inc.	917,556	38,858,497	0.3%
#	Valley National Bancorp	2,970,010	35,254,031	0.3%
	Other Securities		2,716,701,974	19.5%

TOTAL FINANCIALS			3,039,269,770	21.9%

HEALTH CARE — (9.3%)
*	Acadia Healthcare Co., Inc.	616,865	50,151,124	0.4%
#*	AMN Healthcare Services, Inc.	408,806	51,305,153	0.4%
#	Ensign Group, Inc.	459,736	41,275,098	0.3%
#*	Lantheus Holdings, Inc.	494,601	36,595,528	0.3%
#*	Medpace Holdings, Inc.	234,721	52,103,368	0.4%
	Other Securities		1,209,252,086	8.6%

TOTAL HEALTH CARE			1,440,682,357	10.4%

INDUSTRIALS — (18.2%)
*	Aerojet Rocketdyne Holdings, Inc.	707,916	34,298,530	0.3%
	Applied Industrial Technologies, Inc.	272,046	33,837,081	0.2%
#*	Casella Waste Systems, Inc., Class A	415,573	33,998,027	0.3%

48

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
#*	Chart Industries, Inc.	257,176	$57,319,387	0.4%
*	Clean Harbors, Inc.	368,546	45,132,143	0.3%
	Comfort Systems USA, Inc.	299,106	36,873,788	0.3%
	Exponent, Inc.	422,177	40,216,581	0.3%
#*	FTI Consulting, Inc.	246,773	38,405,282	0.3%
#	KBR, Inc.	768,073	38,226,993	0.3%
	MSA Safety, Inc.	265,964	35,703,007	0.3%
#*	Saia, Inc.	198,107	39,395,558	0.3%
	Tetra Tech, Inc.	289,234	40,862,979	0.3%
	Timken Co.	467,224	33,308,399	0.2%
	Valmont Industries, Inc.	151,578	48,386,729	0.4%
*	WESCO International, Inc.	371,573	51,191,612	0.4%
	Other Securities		2,194,626,525	15.6%

TOTAL INDUSTRIALS			2,801,782,621	20.2%

INFORMATION TECHNOLOGY — (10.5%)
#	Amkor Technology, Inc.	1,892,325	39,341,437	0.3%
*	Calix, Inc.	492,912	36,298,040	0.3%
*	ExlService Holdings, Inc.	267,223	48,594,503	0.4%
*	Lattice Semiconductor Corp.	698,136	33,866,577	0.3%
#*	Novanta, Inc.	254,279	35,955,051	0.3%
*	Qualys, Inc.	271,023	38,637,039	0.3%
	Other Securities		1,386,879,238	9.8%

TOTAL INFORMATION TECHNOLOGY			1,619,571,885	11.7%

MATERIALS — (5.6%)
#	Commercial Metals Co.	878,039	39,950,775	0.3%
#	Louisiana-Pacific Corp.	649,884	36,815,929	0.3%
	Olin Corp.	694,011	36,747,882	0.3%
	Valvoline, Inc.	1,130,165	33,181,644	0.2%
	Other Securities		715,100,087	5.1%

TOTAL MATERIALS			861,796,317	6.2%

REAL ESTATE — (0.4%)
	Other Securities		58,876,790	0.4%

UTILITIES — (3.0%)
	Other Securities		460,997,992	3.3%

TOTAL COMMON STOCKS			13,790,647,132	99.3%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		487,236	0.0%

CONSUMER DISCRETIONARY — (0.0%)
	Other Security		424,047	0.0%

INDUSTRIALS — (0.0%)
	Other Security		3,575,934	0.0%

TOTAL PREFERRED STOCKS			4,487,217	0.0%

49

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
INDUSTRIALS — (0.0%)
Other Security		$26,316	0.0%

TOTAL RIGHTS/WARRANTS		26,316	0.0%

TOTAL INVESTMENT SECURITIES (Cost $7,784,404,921)		13,795,160,665

TEMPORARY CASH INVESTMENTS — (0.6%)
State Street Institutional U.S. Government Money Market Fund, 3.010%	92,669,607	92,669,607	0.7%

SECURITIES LENDING COLLATERAL — (10.0%)
@§ The DFA Short Term Investment Fund	133,261,268	1,540,633,516	11.1%

TOTAL INVESTMENTS—(100.0%) (Cost $9,418,213,618)		$15,428,463,788	111.1%

As of October 31, 2022, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	470	12/16/22	$87,334,270	$91,250,500	$3,916,230

Total Futures Contracts			$87,334,270	$91,250,500	$3,916,230

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$372,314,690	$56,077	—	$372,370,767
Consumer Discretionary	1,672,480,554	—	$30,891	1,672,511,445
Consumer Staples	604,843,422	176,637	—	605,020,059
Energy	857,767,129	—	—	857,767,129
Financials	3,039,078,133	191,637	—	3,039,269,770
Health Care	1,433,468,839	462	7,213,056	1,440,682,357
Industrials	2,801,772,518	10,103	—	2,801,782,621
Information Technology	1,619,560,581	—	11,304	1,619,571,885
Materials	861,743,259	—	53,058	861,796,317
Real Estate	58,867,954	8,836	—	58,876,790
Utilities	460,997,992	—	—	460,997,992
Preferred Stocks
Communication Services	487,236	—	—	487,236
Consumer Discretionary	424,047	—	—	424,047
Industrials	3,575,934	—	—	3,575,934
Rights/Warrants
Industrials	—	—	26,316	26,316
Temporary Cash Investments	92,669,607	—	—	92,669,607

50

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$1,540,633,516	—		$1,540,633,516
Futures Contracts**	$3,916,230	—	—		3,916,230

TOTAL.	$13,883,968,125	$1,541,077,268	$7,334,625	^	$15,432,380,018

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

51

U.S. MICRO CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (91.5%)
COMMUNICATION SERVICES — (2.4%)
	Other Securities		$166,691,244	2.6%

CONSUMER DISCRETIONARY — (10.8%)
	Group 1 Automotive, Inc.	109,460	18,936,580	0.3%
	Other Securities		736,471,578	11.4%

TOTAL CONSUMER DISCRETIONARY			755,408,158	11.7%

CONSUMER STAPLES — (4.8%)
*	Hostess Brands, Inc.	659,960	17,475,741	0.3%
	Inter Parfums, Inc.	227,178	18,374,157	0.3%
#	MGP Ingredients, Inc.	143,333	16,060,463	0.3%
#	Weis Markets, Inc.	196,657	18,420,861	0.3%
	Other Securities		268,711,872	4.0%

TOTAL CONSUMER STAPLES			339,043,094	5.2%

ENERGY — (7.0%)
	Chord Energy Corp.	118,744	18,178,519	0.3%
#*	CNX Resources Corp.	1,161,237	19,520,394	0.3%
*	Comstock Resources, Inc.	875,184	16,435,956	0.3%
	Patterson-UTI Energy, Inc	926,930	16,360,314	0.3%
*	PBF Energy, Inc., Class A	491,690	21,757,282	0.3%
	Other Securities		400,890,826	6.1%

TOTAL ENERGY			493,143,291	7.6%

FINANCIALS — (20.6%)
#	BancFirst Corp.	239,834	22,980,894	0.4%
	Banner Corp.	263,148	19,670,313	0.3%
	First BanCorp.	1,576,127	24,887,045	0.4%
	First Merchants Corp.	362,517	16,277,013	0.3%
	Pacific Premier Bancorp, Inc.	436,115	15,878,947	0.3%
	Piper Sandler Cos	134,207	17,174,470	0.3%
	Trustmark Corp.	421,873	15,427,896	0.2%
	Walker & Dunlop, Inc.	182,775	16,442,439	0.3%
	WesBanco, Inc.	421,523	17,046,390	0.3%
	WSFS Financial Corp.	473,204	22,032,378	0.3%
	Other Securities		1,260,518,834	19.3%

TOTAL FINANCIALS			1,448,336,619	22.4%

HEALTH CARE — (10.3%)
*	CorVel Corp.	184,423	30,284,101	0.5%
*	Lantheus Holdings, Inc.	305,585	22,610,234	0.4%
*	Prestige Consumer Healthcare, Inc.	310,082	16,893,267	0.3%
	Other Securities		649,873,873	9.9%

TOTAL HEALTH CARE			719,661,475	11.1%

INDUSTRIALS — (16.5%)
	Albany International Corp., Class A	210,236	19,261,822	0.3%
	Boise Cascade Co.	282,825	18,884,225	0.3%
*	CBIZ, Inc.	406,188	20,163,172	0.3%
#	Comfort Systems USA, Inc.	251,515	31,006,769	0.5%
	Encore Wire Corp.	157,161	21,623,782	0.3%

52

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
	Federal Signal Corp.	439,096	$20,483,828	0.3%
	Forward Air Corp.	191,213	20,243,720	0.3%
*	Hub Group, Inc., Class A	220,852	17,138,115	0.3%
	ICF International, Inc.	129,423	15,482,874	0.2%
	Matson, Inc.	225,848	16,617,896	0.3%
	McGrath RentCorp.	184,266	17,330,217	0.3%
*	Veritiv Corp.	173,696	20,193,897	0.3%
	Other Securities		921,171,789	14.2%

TOTAL INDUSTRIALS			1,159,602,106	17.9%

INFORMATION TECHNOLOGY — (11.3%)
	Badger Meter, Inc.	199,391	22,427,500	0.4%
*	Calix, Inc.	341,891	25,176,853	0.4%
*	Fabrinet	156,606	17,915,726	0.3%
#*	Insight Enterprises, Inc.	195,134	18,442,114	0.3%
#	Kulicke & Soffa Industries, Inc.	372,420	15,619,295	0.2%
#*	NetScout Systems, Inc.	429,733	15,436,009	0.2%
*	Plexus Corp.	205,049	20,176,822	0.3%
*	Rambus, Inc.	705,710	21,284,214	0.3%
*	Rogers Corp.	77,667	18,277,375	0.3%
*	Sanmina Corp.	275,638	15,449,510	0.2%
	Other Securities		601,302,331	9.3%

TOTAL INFORMATION TECHNOLOGY			791,507,749	12.2%

MATERIALS — (4.8%)
	Innospec, Inc.	180,162	18,014,398	0.3%
	Stepan Co.	166,116	17,349,155	0.3%
	Other Securities		302,700,334	4.6%

TOTAL MATERIALS			338,063,887	5.2%

REAL ESTATE — (0.7%)
	Other Securities		51,069,739	0.8%

UTILITIES — (2.3%)
	California Water Service Group	291,215	18,072,803	0.3%
	Otter Tail Corp.	297,207	20,037,696	0.3%
	Other Securities		121,068,262	1.9%

TOTAL UTILITIES			159,178,761	2.5%

TOTAL COMMON STOCKS			6,421,706,123	99.2%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		404,094	0.0%

ENERGY — (0.0%)
	Other Security		123,827	0.0%

INDUSTRIALS — (0.0%)
	Other Security		1,499,148	0.0%

TOTAL PREFERRED STOCKS			2,027,069	0.0%

53

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
INDUSTRIALS — (0.0%)
Other Security		$98,615	0.0%

TOTAL RIGHTS/WARRANTS		98,615	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,758,697,220)		6,423,831,807

TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund, 3.010%	50,273,230	50,273,230	0.8%

SECURITIES LENDING COLLATERAL — (7.8%)
@§ The DFA Short Term Investment Fund	47,056,334	544,018,282	8.4%

TOTAL INVESTMENTS—(100.0%) (Cost $4,353,222,041)		$7,018,123,319	108.4%

As of October 31, 2022, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	281	12/16/22	$52,577,937	$54,556,150	$1,978,213

Total Futures Contracts			$52,577,937	$54,556,150	$1,978,213

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$166,457,081	$234,163	—	$166,691,244
Consumer Discretionary	755,254,620	139,573	$13,965	755,408,158
Consumer Staples	338,340,088	703,006	—	339,043,094
Energy	493,143,291	—	—	493,143,291
Financials	1,447,739,193	597,426	—	1,448,336,619
Health Care	716,573,393	—	3,088,082	719,661,475
Industrials	1,159,602,106	—	—	1,159,602,106
Information Technology	791,503,070	—	4,679	791,507,749
Materials	338,054,305	—	9,582	338,063,887
Real Estate	50,950,453	119,286	—	51,069,739
Utilities	159,178,761	—	—	159,178,761
Preferred Stocks
Communication Services	404,094	—	—	404,094
Energy	123,827	—	—	123,827
Industrials	1,499,148	—	—	1,499,148
Rights/Warrants
Industrials	—	—	98,615	98,615
Temporary Cash Investments	50,273,230	—	—	50,273,230

54

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$544,018,282	—		$544,018,282
Futures Contracts**	$1,978,213	—	—		1,978,213

TOTAL	$6,471,074,873	$545,811,736	$3,214,923	^	$7,020,101,532

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

55

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (2.6%)
Verizon Communications, Inc.	2,295,603	$85,786,684	1.8%
Other Securities		37,585,447	0.8%

TOTAL COMMUNICATION SERVICES		123,372,131	2.6%

CONSUMER DISCRETIONARY — (14.9%)
* Amazon.com, Inc.	876,336	89,771,860	1.9%
Dollar General Corp.	104,446	26,638,952	0.6%
Home Depot, Inc.	481,459	142,574,454	3.1%
Lowe’s Cos., Inc.	318,826	62,155,129	1.3%
NIKE, Inc., Class B	575,931	53,377,285	1.1%
* O’Reilly Automotive, Inc.	42,428	35,519,449	0.8%
Ross Stores, Inc.	348,574	33,355,046	0.7%
Target Corp.	269,232	44,221,356	1.0%
TJX Cos., Inc.	600,719	43,311,840	0.9%
Other Securities		163,286,181	3.5%

TOTAL CONSUMER DISCRETIONARY		694,211,552	14.9%

CONSUMER STAPLES — (12.0%)
Altria Group, Inc.	940,393	43,511,984	0.9%
Coca-Cola Co.	1,449,059	86,726,181	1.9%
Costco Wholesale Corp.	167,842	84,172,763	1.8%
Kroger Co.	743,305	35,150,893	0.7%
PepsiCo, Inc.	701,377	127,356,036	2.7%
Procter & Gamble Co.	452,798	60,978,307	1.3%
Other Securities		121,740,099	2.7%

TOTAL CONSUMER STAPLES		559,636,263	12.0%

ENERGY — (3.3%)
ConocoPhillips	417,327	52,620,762	1.1%
Occidental Petroleum Corp.	1,054,159	76,531,943	1.6%
Other Securities		22,639,942	0.6%

TOTAL ENERGY		151,792,647	3.3%

FINANCIALS — (4.0%)
American Express Co.	354,187	52,579,060	1.1%
Ameriprise Financial, Inc.	106,466	32,910,770	0.7%
Other Securities		98,511,983	2.1%

TOTAL FINANCIALS		184,001,813	3.9%

HEALTH CARE — (14.9%)
AbbVie, Inc.	828,039	121,224,910	2.6%
Amgen, Inc.	295,444	79,873,285	1.7%
Bristol-Myers Squibb Co.	669,834	51,892,040	1.1%
Eli Lilly & Co.	410,332	148,577,114	3.2%
Gilead Sciences, Inc.	694,162	54,463,951	1.2%
Merck & Co., Inc.	493,090	49,900,708	1.1%
Zoetis, Inc.	201,953	30,450,473	0.7%
Other Securities		157,061,398	3.3%

TOTAL HEALTH CARE		693,443,879	14.9%

56

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (12.5%)
3M Co.	310,822	$39,098,299	0.8%
Caterpillar, Inc.	274,386	59,393,593	1.3%
Deere & Co.	150,390	59,527,370	1.3%
Illinois Tool Works, Inc.	135,400	28,911,962	0.6%
Lockheed Martin Corp.	131,316	63,908,871	1.4%
Union Pacific Corp.	360,313	71,032,105	1.5%
United Parcel Service, Inc., Class B	394,779	66,232,073	1.4%
Waste Management, Inc.	218,335	34,577,714	0.7%
Other Securities		158,450,764	3.5%

TOTAL INDUSTRIALS		581,132,751	12.5%

INFORMATION TECHNOLOGY — (32.2%)
Accenture PLC, Class A	311,576	88,456,426	1.9%
Apple, Inc.	1,471,447	225,631,683	4.8%
Applied Materials, Inc.	522,179	46,103,184	1.0%
Automatic Data Processing, Inc.	196,951	47,603,057	1.0%
Broadcom, Inc.	211,162	99,271,479	2.1%
International Business Machines Corp.	559,508	77,374,361	1.7%
Lam Research Corp.	72,492	29,343,312	0.6%
Mastercard, Inc., Class A	352,677	115,741,538	2.5%
Microsoft Corp.	896,664	208,142,614	4.5%
Oracle Corp.	1,054,524	82,326,689	1.8%
QUALCOMM, Inc.	560,047	65,895,130	1.4%
Texas Instruments, Inc.	528,220	84,847,979	1.8%
Visa, Inc., Class A	571,060	118,300,790	2.5%
Other Securities		210,148,402	4.6%

TOTAL INFORMATION TECHNOLOGY		1,499,186,644	32.2%

MATERIALS — (2.6%)
# Nucor Corp.	249,069	32,722,685	0.7%
Other Securities		90,600,901	1.9%

TOTAL MATERIALS		123,323,586	2.6%

UTILITIES — (0.2%)
Other Security		7,344,470	0.2%

TOTAL COMMON STOCKS (Cost $3,694,848,408)		4,617,445,736	99.1%

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 3.010%	36,049,994	36,049,994	0.8%

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	241,134	2,787,749	0.0%

TOTAL INVESTMENTS—(100.0%) (Cost $3,733,686,613)		$4,656,283,479	99.9%

57

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of October 31, 2022, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	165	12/16/22	$33,471,267	$32,034,750	$(1,436,517)

Total Futures Contracts			$33,471,267	$32,034,750	$(1,436,517)

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$123,372,131	—	—	$123,372,131
Consumer Discretionary	694,211,552	—	—	694,211,552
Consumer Staples	559,636,263	—	—	559,636,263
Energy	151,792,647	—	—	151,792,647
Financials	184,001,813	—	—	184,001,813
Health Care	693,443,879	—	—	693,443,879
Industrials	581,132,751	—	—	581,132,751
Information Technology	1,499,186,644	—	—	1,499,186,644
Materials	123,323,586	—	—	123,323,586
Utilities	7,344,470	—	—	7,344,470
Temporary Cash Investments	36,049,994	—	—	36,049,994
Securities Lending Collateral	—	$2,787,749	—	2,787,749
Futures Contracts**	(1,436,517)	—	—	(1,436,517)

TOTAL	$4,652,059,213	$2,787,749	—	$4,654,846,962

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

58

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (94.2%)
REAL ESTATE — (94.2%)
#	Agree Realty Corp.	545,571	$37,480,728	0.5%
	Alexandria Real Estate Equities, Inc.	1,081,627	157,160,403	1.9%
#	American Homes 4 Rent, Class A	2,156,016	68,863,151	0.9%
	American Tower Corp.	3,257,589	674,939,865	8.4%
	Apartment Income REIT Corp.	1,080,915	41,539,563	0.5%
	AvalonBay Communities, Inc.	982,480	172,051,898	2.1%
	Boston Properties, Inc.	1,038,979	75,533,773	0.9%
	Brixmor Property Group, Inc.	2,091,030	44,559,849	0.6%
	Camden Property Trust	703,641	81,305,718	1.0%
	Crown Castle, Inc.	3,028,608	403,592,302	5.0%
	CubeSmart	1,563,701	65,472,161	0.8%
	Digital Realty Trust, Inc.	2,005,474	201,048,768	2.5%
	EastGroup Properties, Inc.	302,831	47,450,589	0.6%
	Equinix, Inc.	634,214	359,244,178	4.5%
	Equity LifeStyle Properties, Inc.	1,245,105	79,636,916	1.0%
	Equity Residential	2,509,241	158,132,368	2.0%
	Essex Property Trust, Inc.	459,462	102,110,835	1.3%
	Extra Space Storage, Inc.	919,925	163,231,492	2.0%
	Federal Realty Investment Trust	508,104	50,292,134	0.6%
#	First Industrial Realty Trust, Inc.	932,866	44,432,408	0.5%
	Gaming & Leisure Properties, Inc.	1,769,659	88,695,309	1.1%
#	Healthcare Realty Trust, Inc., Class A	2,643,894	53,750,365	0.7%
	Healthpeak Properties, Inc.	3,707,009	87,967,324	1.1%
	Host Hotels & Resorts, Inc.	4,931,543	93,107,532	1.2%
	Invitation Homes, Inc.	4,260,702	135,021,646	1.7%
#	Iron Mountain, Inc.	2,014,924	100,887,245	1.2%
	Kimco Realty Corp.	4,290,583	91,732,665	1.1%
	Lamar Advertising Co., Class A	600,787	55,410,585	0.7%
	Life Storage, Inc.	587,234	64,953,953	0.8%
#	Medical Properties Trust, Inc.	4,071,424	46,617,805	0.6%
	Mid-America Apartment Communities, Inc.	813,302	128,054,400	1.6%
	National Retail Properties, Inc.	1,234,127	51,870,358	0.6%
#	Omega Healthcare Investors, Inc.	1,615,109	51,328,164	0.6%
	Prologis, Inc.	6,486,833	718,416,755	8.9%
	Public Storage	1,113,219	344,819,585	4.3%
#	Realty Income Corp.	4,309,331	268,342,041	3.3%
	Regency Centers Corp.	1,072,350	64,887,898	0.8%
	Rexford Industrial Realty, Inc.	1,197,298	66,186,633	0.8%
	SBA Communications Corp.	754,403	203,613,370	2.5%
	Simon Property Group, Inc.	2,260,275	246,324,769	3.1%
	Spirit Realty Capital, Inc.	951,913	36,962,782	0.5%
	STAG Industrial, Inc.	1,250,532	39,504,306	0.5%
	STORE Capital Corp.	1,803,795	57,360,681	0.7%
	Sun Communities, Inc.	859,809	115,945,244	1.4%
	UDR, Inc.	2,267,249	90,145,820	1.1%
	Ventas, Inc.	2,778,270	108,713,705	1.3%
	VICI Properties, Inc.	6,661,659	213,306,321	2.6%
	Welltower, Inc.	3,233,300	197,360,632	2.4%
#	WP Carey, Inc.	1,338,317	102,113,587	1.3%
	Other Securities		1,000,811,127	12.4%

TOTAL COMMON STOCKS (Cost $5,253,633,866)			7,952,291,706	98.5%

59

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (1.5%)
State Street Institutional U.S. Government Money Market Fund, 3.010%	124,840,173	$124,840,173	1.6%

SECURITIES LENDING COLLATERAL — (4.3%)
@§ The DFA Short Term Investment Fund	31,631,386	365,690,456	4.5%

TOTAL INVESTMENTS—(100.0%) (Cost $5,744,323,273)		$8,442,822,335	104.6%

As of October 31, 2022, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	619	12/16/22	$117,458,517	$120,178,850	$2,720,333

Total Futures Contracts			$117,458,517	$120,178,850	$2,720,333

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$7,952,291,706	—	—	$7,952,291,706
Temporary Cash Investments	124,840,173	—	—	124,840,173
Securities Lending Collateral	—	$365,690,456	—	365,690,456
Futures Contracts**	2,720,333	—	—	2,720,333

TOTAL	$8,079,852,212	$365,690,456	—	$8,445,542,668

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

60

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	Enhanced U.S. Large Company Portfolio*	U.S. Large Cap Equity Portfolio*	U.S. Large Cap Value Portfolio	U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$23,311,527	—
Investment Securities at Value (including $6,346, $33,009, $0 and $956,565 of securities on loan, respectively)	$245,109	$1,607,757	—	$11,720,016
Temporary Cash Investments at Value & Cost	—	2,643	—	125,773
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $6,493, $7,336, $0 and $856,513, respectively)	6,490	7,333	—	856,197
Segregated Cash for Futures Contracts	—	—	—	6,680
Foreign Currencies at Value	2	—	—	—
Cash	13,538	2,037	—	—
Receivables:
Investment Securities Sold	278	2,978	—	3,723
Dividends and Interest	1,676	1,353	—	4,964
Securities Lending Income	3	8	—	254
Fund Shares Sold	216	523	11,590	7,688
Unrealized Gain on Forward Currency Contracts	1,024	—	—	—
Prepaid Expenses and Other Assets	21	17	106	59

Total Assets	268,357	1,624,649	23,323,223	12,725,354

LIABILITIES:
Payables:
Due to Custodian	—	—	—	1,509
Upon Return of Securities Loaned	6,770	8,220	—	700,628
Investment Securities Purchased	—	1,129	—	156,310
Fund Shares Redeemed	475	1,274	25,955	9,922
Due to Advisor	30	133	1,668	2,556
Futures Margin Variation	1,908	—	—	388
Unrealized Loss on Forward Currency Contracts	502	—	—	—
Accrued Expenses and Other Liabilities	31	95	713	606

Total Liabilities	9,716	10,851	28,336	871,919

NET ASSETS	$258,641	$1,613,798	$23,294,887	$11,853,435

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares — based on net assets of $0; $0; $0 and $32,553 and shares outstanding of 0, 0, 0 and 1,132,785, respectively	N/A	N/A	N/A	$28.74

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Class R2 Shares — based on net assets of $0; $0; $0 and $74,146 and shares outstanding of 0, 0, 0 and 2,594,370, respectively	N/A	N/A	N/A	$28.58

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Institutional Class Shares — based on net assets of $258,641; $1,613,798; $23,294,887 and $11,746,736 and shares outstanding of 24,955,777, 69,849,585, 550,964,102 and 408,705,991, respectively	$10.36	$23.10	$42.28	$28.74

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	4,000,000,000	1,500,000,000

Investment Securities at Cost	$257,901	$856,972	N/A	$7,947,185

Foreign Currencies at Cost	$2	$—	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$332,703	$814,887	$13,975,569	$7,665,859
Total Distributable Earnings (Loss)	(74,062)	798,911	9,319,318	4,187,576

NET ASSETS	$258,641	$1,613,798	$23,294,887	$11,853,435

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

61

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

		U.S. Core	U.S. Core	U.S. Vector
	U.S. Small Cap	Equity 1	Equity 2	Equity
	Value Portfolio*	Portfolio*	Portfolio*	Portfolio*
ASSETS:
Investment Securities at Value (including $1,054,810, $1,386,939, $1,530,820 and $303,032 of securities on loan, respectively)	$14,222,566	$27,702,809	$28,996,652	$4,380,981
Temporary Cash Investments at Value & Cost	115,130	248,087	272,588	37,533
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $939,333, $1,197,612, $1,077,301 and $227,708, respectively)	939,014	1,197,211	1,076,958	227,604
Segregated Cash for Futures Contracts	6,040	16,160	12,790	1,810
Cash	—	14,055	8,513	1,502
Receivables:
Investment Securities Sold	31,562	76,745	36,333	6,371
Dividends and Interest	7,184	22,078	21,565	2,693
Securities Lending Income	323	429	468	102
Fund Shares Sold	8,919	10,467	8,738	2,336
Prepaid Expenses and Other Assets	102	222	155	34

Total Assets	15,330,840	29,288,263	30,434,760	4,660,966

LIABILITIES:
Payables:
Due to Custodian	1,274	—	—	—
Upon Return of Securities Loaned	969,028	1,131,496	1,108,626	227,703
Investment Securities Purchased	—	66,660	16,180	3,970
Fund Shares Redeemed	11,261	26,116	29,142	2,848
Due to Advisor	3,195	2,731	3,790	890
Futures Margin Variation	853	4,781	1,807	256
Accrued Expenses and Other Liabilities	791	1,197	1,268	239

Total Liabilities	986,402	1,232,981	1,160,813	235,906

NET ASSETS	$14,344,438	$28,055,282	$29,273,947	$4,425,060

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $14,344,438; $28,055,282; $29,273,947 and $4,425,060 and shares outstanding of 341,473,278, 913,841,700, 1,045,136,809 and 198,910,828, respectively	$42.01	$30.70	$28.01	$22.25

NUMBER OF SHARES AUTHORIZED	3,400,000,000	3,000,000,000	4,600,000,000	2,000,000,000

Investment Securities at Cost	$9,287,201	$13,059,889	$13,737,377	$2,236,989

NET ASSETS CONSIST OF:
Paid-In Capital	$8,737,206	$12,721,176	$13,170,523	$2,135,719
Total Distributable Earnings (Loss)	5,607,232	15,334,106	16,103,424	2,289,341

NET ASSETS	$14,344,438	$28,055,282	$29,273,947	$4,425,060

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

62

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

			U.S. High	DFA Real
			Relative	Estate
	U.S. Small Cap	U.S. Micro Cap	Profitability	Securities
	Portfolio*	Portfolio*	Portfolio*	Portfolio*
ASSETS:
Investment Securities at Value (including $1,765,485, $648,270, $36,288 and $454,251 of securities on loan, respectively)	$13,795,160	$6,423,832	$4,617,446	$7,952,292
Temporary Cash Investments at Value & Cost	92,670	50,273	36,050	124,840
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,541,139, $544,252, $2,788 and $365,849, respectively)	1,540,634	544,018	2,788	365,690
Segregated Cash for Futures Contracts	5,170	2,810	1,650	6,190
Cash	1,063	807	—	—
Receivables:
Investment Securities Sold	138,111	1,340	3,272	436
Dividends and Interest	4,659	2,762	6,568	4,500
Securities Lending Income	432	205	7	125
Fund Shares Sold	6,247	1,383	2,455	2,988
Futures Margin Variation	128	—	—	—
Prepaid Expenses and Other Assets	55	67	46	59

Total Assets	15,584,329	7,027,497	4,670,282	8,457,120

LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,677,242	534,124	2,860	364,037
Investment Securities Purchased	—	10,299	666	7,747
Fund Shares Redeemed	19,986	4,924	3,258	13,984
Due to Advisor	2,790	1,962	715	1,024
Futures Margin Variation	—	397	233	874
Accrued Expenses and Other Liabilities	709	357	252	528

Total Liabilities	1,700,727	552,063	7,984	388,194

NET ASSETS	$13,883,602	$6,475,434	$4,662,298	$8,068,926

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares - based on net assets of $13,883,602; $6,475,434; $4,662,298 and $8,068,926 and shares outstanding of 338,118,885, 264,805,350, 270,531,925 and 210,180,866, respectively	$41.06	$24.45	$17.23	$38.39

NUMBER OF SHARES AUTHORIZED	2,000,000,000	3,000,000,000	500,000,000	1,700,000,000

Investment Securities at Cost	$7,784,405	$3,758,697	$3,694,848	$5,253,634

NET ASSETS CONSIST OF:
Paid-In Capital	$7,359,672	$3,567,492	$3,648,595	$5,067,575
Total Distributable Earnings (Loss)	6,523,930	2,907,942	1,013,703	3,001,351

NET ASSETS	$13,883,602	$6,475,434	$4,662,298	$8,068,926

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

63

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	Enhanced U.S.
	Large	U.S. Large Cap
	Company	Equity	U.S. Large Cap	U.S. Targeted
	Portfolio#	Portfolio#	Value Portfolio*	Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $38 and $0, respectively)	—	—	$553,562	—
Income from Securities Lending	—	—	561	—
Expenses Allocated from Affiliated Investment Companies	—	—	(25,288)	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	528,835	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $5, $0 and $297, respectively)	—	$29,715	—	$212,967
Interest	$4,722	—	—	—
Income from Securities Lending	11	67	—	1,302

Total Fund Investment Income	4,733	29,782	—	214,269

Fund Expenses
Investment Management Fees	404	1,887	45,731	33,964
Accounting & Transfer Agent Fees	32	272	3,332	921
S&P 500® Fees	45	—	—	—
Custodian Fees	20	28	—	187
Shareholder Servicing Fees
Class R1 Shares	—	—	—	47
Class R2 Shares	—	—	—	164
Filing Fees	24	33	223	196
Shareholders’ Reports	26	61	348	390
Directors’/Trustees’ Fees & Expenses	1	14	114	62
Professional Fees	4	25	305	167
Previously Waived Fees Recovered by Advisor (Note C)	11	—	—	—
Other	4	66	177	383

Total Fund Expenses	571	2,386	50,230	36,481

Fees Waived, Expenses Reimbursed by Advisor (Note C)	65	—	24,071	—
Fees Paid Indirectly (Note C)	8	—	—	—

Net Expenses	498	2,386	26,159	36,481

Net Investment Income (Loss)	4,235	27,396	502,676	177,788

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(18,469)	55,532	—	481,149
Affiliated Investment Companies Shares Sold	2	(4)	—	(183)
Transactions Allocated from Affiliated Investment Company**	—	—	638,941	—
Futures	(26,807)	107	—	(21,845)
Foreign Currency Transactions	(30)	—	—	—
Forward Currency Contracts	8,012	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(10,721)	(370,165)	—	(802,130)
Affiliated Investment Companies Shares	(2)	(5)	—	(345)
Transactions Allocated from Affiliated Investment Company	—	—	(2,005,602)	—
Futures	(30,214)	—	—	398
Translation of Foreign Currency-Denominated Amounts	(23)	—	—	—
Forward Currency Contracts	3,153	—	—	—

Net Realized and Unrealized Gain (Loss)	(75,099)	(314,535)	(1,366,661)	(342,956)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(70,864)	$(287,139)	$(863,985)	$(165,168)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

64

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	U.S. Small Cap Value Portfolio#	U.S. Core Equity 1 Portfolio#	U.S. Core Equity 2 Portfolio#	U.S. Vector Equity Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $686, $103, $140 and $38, respectively)	$277,641	$491,360	$504,013	$82,494
Income from Securities Lending	1,443	2,027	2,347	483

Total Investment Income	279,084	493,387	506,360	82,977

Expenses
Investment Management Fees	44,129	36,483	50,809	11,712
Accounting & Transfer Agent Fees	1,830	4,887	4,600	799
Custodian Fees	232	374	396	73
Filing Fees	176	356	356	78
Shareholders’ Reports	287	567	584	101
Directors’/Trustees’ Fees & Expenses	67	168	144	22
Professional Fees	170	410	429	60
Other	354	747	785	123

Total Expenses	47,245	43,992	58,103	12,968

Net Expenses	47,245	43,992	58,103	12,968

Net Investment Income (Loss)	231,839	449,395	448,257	70,009

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	724,122	746,757	908,780	159,333
Affiliated Investment Companies Shares Sold	(244)	(228)	(225)	(49)
Futures	(14,918)	(31,585)	(34,730)	(5,485)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(849,358)	(5,000,570)	(5,092,843)	(594,083)
Affiliated Investment Companies Shares	(387)	(421)	(384)	(121)
Futures	4,538	(15,318)	(11,179)	(1,963)

Net Realized and Unrealized Gain (Loss)	(136,247)	(4,301,365)	(4,230,581)	(442,368)

Net Increase (Decrease) in Net Assets Resulting from Operations	$95,592	$(3,851,970)	$(3,782,324)	$(372,359)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

65

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	U.S. Small Cap Portfolio#	U.S. Micro Cap Portfolio#	U.S. High Relative Profitability Portfolio#	DFA Real Estate Securities Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $172, $125, $1 and $0, respectively)	$203,156	$98,972	$96,082	$212,523
Income from Securities Lending	2,232	1,152	68	499

Total Investment Income	205,388	100,124	96,150	213,022

Fund Expenses
Investment Management Fees	39,156	26,213	10,155	16,905
Accounting & Transfer Agent Fees	1,334	852	918	1,408
Custodian Fees	264	131	72	123
Filing Fees	149	115	151	124
Shareholders’ Reports	280	144	261	344
Directors’/Trustees’ Fees & Expenses	67	31	62	43
Professional Fees	173	83	75	141
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	79
Other	391	168	155	236

Total Fund Expenses	41,814	27,737	11,849	19,403

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	1,502

Net Expenses	41,814	27,737	11,849	17,901

Net Investment Income (Loss)	163,574	72,387	84,301	195,121

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	597,912	280,167	113,487	343,226
Affiliated Investment Companies Shares Sold	(303)	(141)	(7)	(91)
Futures	(21,083)	(16,098)	(7,134)	(10,229)
In-Kind Redemptions	—	37,518	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,273,036)	(939,247)	(678,479)	(2,500,744)
Affiliated Investment Companies Shares	(567)	(266)	—	(185)
Futures	(1,773)	119	(2,379)	323

Net Realized and Unrealized Gain (Loss)	(1,698,850)	(637,948)	(574,512)	(2,167,700)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,535,276)	$(565,561)	$(490,211)	$(1,972,579)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

66

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio		U.S. Large Cap Equity Portfolio		U.S. Large Cap Value Portfolio***
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$4,235	$2,465	$27,396	$27,055	$502,676	$429,517
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(18,469)	8,383	55,532	77,747	—	—
Affiliated Investment Companies Shares Sold	2	—	(4)	(3)	—	—
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	638,941	1,197,847
Futures	(26,807)	121,329	107	—	—	—
Foreign Currency Transactions	(30)	(56)	—	—	—	—
Forward Currency Contracts	8,012	(2,075)	—	—	—	—
In-Kind Redemptions	—	—	—	11,793	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(10,721)	(6,769)	(370,165)	578,484	—	—
Affiliated Investment Companies Shares	(2)	—	(5)	(2)	—	—
Transactions Allocated from Affiliated Investment Company	—	—	—	—	(2,005,602)	7,131,104
Futures	(30,214)	29,567	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	(23)	(4)	—	—	—	—
Forward Currency Contracts	3,153	(3,235)	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(70,864)	149,605	(287,139)	695,074	(863,985)	8,758,468

Distributions:
Institutional Class Shares	(133,571)	(30,328)	(90,612)	(27,774)	(1,117,729)	(401,298)
Capital Share Transactions (1):
Shares Issued	48,491	57,957	213,960	291,004	4,190,043	4,217,940
Shares Issued in Lieu of Cash Distributions	133,398	30,299	81,512	24,838	1,033,573	375,792
Shares Redeemed	(145,680)	(213,988)	(504,737)	(475,766)	(5,256,718)	(6,356,276)

Net Increase (Decrease) from Capital Share Transactions	36,209	(125,732)	(209,265)	(159,924)	(33,102)	(1,762,544)

Total Increase (Decrease) in Net Assets	(168,226)	(6,455)	(587,016)	507,376	(2,014,816)	6,594,626
Net Assets
Beginning of Year	426,867	433,322	2,200,814	1,693,438	25,309,703	18,715,077

End of Year	$258,641	$426,867	$1,613,798	$2,200,814	$23,294,887	$25,309,703

(1) Shares Issued and Redeemed:
Shares Issued	3,691	3,614	8,558	11,836	96,435	99,361
Shares Issued in Lieu of Cash Distributions	10,160	2,042	3,061	994	23,697	8,865
Shares Redeemed	(11,934)	(13,433)	(20,072)	(19,169)	(120,437)	(152,905)

Net Increase (Decrease) from Shares Issued and Redeemed	1,917	(7,777)	(8,453)	(6,339)	(305)	(44,679)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

67

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Targeted Value Portfolio		U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$177,788	$198,730	$231,839	$282,263	$449,395	$410,758
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	481,149	1,091,327	724,122	1,961,127	746,757	975,666
Affiliated Investment Companies Shares Sold	(183)	(19)	(244)	(6)	(228)	6
Futures	(21,845)	31,099	(14,918)	35,883	(31,585)	74,671
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(802,130)	4,695,607	(849,358)	4,964,267	(5,000,570)	9,374,964
Affiliated Investment Companies Shares	(345)	(24)	(387)	(18)	(421)	(42)
Futures	398	5,644	4,538	6,558	(15,318)	12,449

Net Increase (Decrease) in Net Assets Resulting from Operations	(165,168)	6,022,364	95,592	7,250,074	(3,851,970)	10,848,472

Distributions:
Class R1 Shares	(5,129)	(889)	—	—	—	—
Class R2 Shares	(5,446)	(922)	—	—	—	—
Institutional Class Shares	(964,425)	(186,950)	(1,470,644)	(282,350)	(1,269,285)	(396,374)

Total Distributions	(975,000)	(188,761)	(1,470,644)	(282,350)	(1,269,285)	(396,374)

Capital Share Transactions (1):
Shares Issued	2,691,895	2,413,093	2,634,579	2,353,153	4,313,735	3,731,277
Shares Issued in Lieu of Cash Distributions	935,419	181,306	1,344,674	257,340	1,221,541	385,732
Shares Redeemed	(3,369,049)	(4,489,318)	(3,405,110)	(4,913,927)	(5,743,780)	(5,612,000)

Net Increase (Decrease) from Capital Share Transactions	258,265	(1,894,919)	574,143	(2,303,434)	(208,504)	(1,494,991)

Total Increase (Decrease) in Net Assets	(881,903)	3,938,684	(800,909)	4,664,290	(5,329,759)	8,957,107
Net Assets
Beginning of Year	12,735,338	8,796,654	15,145,347	10,481,057	33,385,041	24,427,934

End of Year	$11,853,435	$12,735,338	$14,344,438	$15,145,347	$28,055,282	$33,385,041

(1) Shares Issued and Redeemed:
Shares Issued	93,255	85,084	63,267	56,798	132,367	115,212
Shares Issued in Lieu of Cash Distributions	32,294	6,639	32,160	6,840	35,760	11,903
Shares Redeemed	(116,048)	(162,459)	(80,833)	(120,183)	(175,289)	(173,808)

Net Increase (Decrease) from Shares Issued and Redeemed	9,501	(70,736)	14,594	(56,545)	(7,162)	(46,693)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

68

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio		U.S. Small Cap Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$448,257	$416,576	$70,009	$63,055	$163,574	$187,098
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	908,780	1,429,312	159,333	359,202	597,912	1,236,222
Affiliated Investment Companies Shares Sold	(225)	5	(49)	(10)	(303)	(15)
Futures	(34,730)	77,878	(5,485)	10,622	(21,083)	29,482
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(5,092,843)	9,830,032	(594,083)	1,496,357	(2,273,036)	5,738,332
Affiliated Investment Companies Shares	(384)	(46)	(121)	(6)	(567)	(46)
Futures	(11,179)	10,410	(1,963)	1,490	(1,773)	7,732

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,782,324)	11,764,167	(372,359)	1,930,710	(1,535,276)	7,198,805

Distributions:
Institutional Class Shares	(1,676,395)	(403,127)	(387,023)	(59,880)	(1,001,810)	(191,245)
Capital Share Transactions (1):
Shares Issued	3,998,679	4,280,791	667,556	622,066	2,418,174	1,966,837
Shares Issued in Lieu of Cash Distributions	1,650,798	396,434	381,930	59,202	944,361	180,123
Shares Redeemed	(6,065,708)	(6,559,673)	(1,047,819)	(982,039)	(3,689,252)	(5,596,845)

Net Increase (Decrease) from Capital Share Transactions	(416,231)	(1,882,448)	1,667	(300,771)	(326,717)	(3,449,885)

Total Increase (Decrease) in Net Assets	(5,874,950)	9,478,592	(757,715)	1,570,059	(2,863,803)	3,557,675
Net Assets
Beginning of Year	35,148,897	25,670,305	5,182,775	3,612,716	16,747,405	13,189,730

End of Year	$29,273,947	$35,148,897	$4,425,060	$5,182,775	$13,883,602	$16,747,405

(1) Shares Issued and Redeemed:
Shares Issued	134,993	144,078	28,984	26,612	57,023	44,774
Shares Issued in Lieu of Cash Distributions.	52,814	13,361	16,017	2,515	21,166	4,260
Shares Redeemed	(202,581)	(224,097)	(45,273)	(42,433)	(85,366)	(129,256)

Net Increase (Decrease) from Shares Issued and Redeemed	(14,774)	(66,658)	(272)	(13,306)	(7,177)	(80,222)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

69

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Micro Cap Portfolio		U.S. High Relative Profitability Portfolio		DFA Real Estate Securities Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$72,387	$62,481	$84,301	$73,782	$195,121	$210,998
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	280,167	742,238	113,487	131,919	343,226	148,206
Affiliated Investment Companies Shares Sold	(141)	(21)	(7)	—	(91)	(14)
Futures	(16,098)	16,057	(7,134)	10,476	(10,229)	21,701
In-Kind Redemptions	37,518	7,153	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(939,247)	2,315,847	(678,479)	1,189,688	(2,500,744)	3,314,181
Affiliated Investment Companies Shares	(266)	(10)	—	(1)	(185)	(7)
Futures	119	3,108	(2,379)	1,528	323	3,785

Net Increase (Decrease) in Net Assets Resulting from Operations	(565,561)	3,146,853	(490,211)	1,407,392	(1,972,579)	3,698,850

Distributions:
Institutional Class Shares	(741,898)	(65,321)	(193,881)	(70,633)	(291,803)	(250,605)
Capital Share Transactions (1):
Shares Issued	1,087,837	707,002	1,190,255	1,659,760	1,555,500	1,673,718
Shares Issued in Lieu of Cash Distributions	683,212	60,120	193,188	70,349	263,575	221,041
Shares Redeemed	(1,442,021)	(1,515,047)	(1,872,690)	(860,356)	(2,700,865)	(2,265,461)

Net Increase (Decrease) from Capital Share Transactions	329,028	(747,925)	(489,247)	869,753	(881,790)	(370,702)

Total Increase (Decrease) in Net Assets	(978,431)	2,333,607	(1,173,339)	2,206,512	(3,146,172)	3,077,543
Net Assets
Beginning of Year	7,453,865	5,120,258	5,835,637	3,629,125	11,215,098	8,137,555

End of Year	$6,475,434	$7,453,865	$4,662,298	$5,835,637	$8,068,926	$11,215,098

(1) Shares Issued and Redeemed:
Shares Issued	43,512	26,537	65,459	95,038	34,851	40,000
Shares Issued in Lieu of Cash Distributions	25,842	2,311	10,217	3,936	5,474	5,800
Shares Redeemed	(56,767)	(58,103)	(104,293)	(48,305)	(59,493)	(54,340)

Net Increase (Decrease) from Shares Issued and Redeemed	12,587	(29,255)	(28,617)	50,669	(19,168)	(8,540)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

70

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Enhanced U.S. Large Company Portfolio					U.S. Large Cap Equity Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$18.53	$14.06	$14.02	$13.03	$14.54	$28.11	$20.01	$18.61	$16.75	$15.93

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15	0.10	0.12	0.26	0.26	0.37	0.33	0.32	0.31	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.48)	5.49	1.17	1.60	0.52	(4.19)	8.11	1.42	1.86	0.81

Total from Investment Operations	(2.33)	5.59	1.29	1.86	0.78	(3.82)	8.44	1.74	2.17	1.09

Less Distributions:
Net Investment Income	(0.11)	(0.13)	(0.11)	(0.30)	(0.25)	(0.34)	(0.34)	(0.31)	(0.31)	(0.27)
Net Realized Gains	(5.73)	(0.99)	(1.14)	(0.57)	(2.04)	(0.85)	—	(0.03)	—	—

Total Distributions	(5.84)	(1.12)	(1.25)	(0.87)	(2.29)	(1.19)	(0.34)	(0.34)	(0.31)	(0.27)

Net Asset Value, End of Year	$10.36	$18.53	$14.06	$14.02	$13.03	$23.10	$28.11	$20.01	$18.61	$16.75

Total Return	(19.24%)	41.82%	9.55%	15.67%	5.62%	(14.12%)	42.42%	9.52%	13.13%	6.82%

Net Assets, End of Year (thousands)	$258,641	$426,867	$433,322	$386,750	$327,063	$1,613,798	$2,200,814	$1,693,438	$1,611,529	$1,457,218
Ratio of Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%	0.13%	0.14%	0.16%	0.19%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17%	0.17%	0.22%	0.25%	0.23%	0.13%	0.14%	0.16%	0.19%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.26%	0.59%	0.89%	1.98%	1.94%	1.45%	1.32%	1.68%	1.77%	1.64%
Portfolio Turnover Rate	118%	70%	90%	109%	91%	7%	7%	20%	22%	7%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

71

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$45.91	$31.40	$37.13	$37.41	$38.84

Income from Investment Operations (A)
Net Investment Income (Loss)	0.91	0.76	0.79	0.83	0.78
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.50)	14.46	(4.98)	1.45	0.35

Total from Investment Operations	(1.59)	15.22	(4.19)	2.28	1.13

Less Distributions:
Net Investment Income	(0.82)	(0.71)	(0.73)	(0.76)	(0.73)
Net Realized Gains	(1.22)	—	(0.81)	(1.80)	(1.83)

Total Distributions	(2.04)	(0.71)	(1.54)	(2.56)	(2.56)

Net Asset Value, End of Year	$42.28	$45.91	$31.40	$37.13	$37.41

Total Return	(3.54%)	48.68%	(11.56%)	6.97%	2.79%

Net Assets, End of Year (thousands)	$23,294,887	$25,309,703	$18,715,077	$25,656,577	$25,268,336
Ratio of Expenses to Average Net Assets (B)	0.21%	0.23%	0.27%	0.28%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (B)	0.31%	0.33%	0.37%	0.38%	0.37%
Ratio of Net Investment Income to Average Net Assets	2.09%	1.80%	2.38%	2.33%	1.98%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

72

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R1 Shares
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$31.60	$18.57	$22.30	$23.45	$25.15

Income from Investment Operations (A)
Net Investment Income (Loss)	0.41	0.44	0.30	0.30	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.88)	13.00	(3.19)	(0.24)	(0.63)

Total from Investment Operations	(0.47)	13.44	(2.89)	0.06	(0.35)

Less Distributions:
Net Investment Income	(0.36)	(0.41)	(0.27)	(0.27)	(0.26)
Net Realized Gains	(2.03)	—	(0.57)	(0.94)	(1.09)

Total Distributions	(2.39)	(0.41)	(0.84)	(1.21)	(1.35)

Net Asset Value, End of Year	$28.74	$31.60	$18.57	$22.30	$23.45

Total Return	(1.48%)	72.74%	(13.34%)	0.78%	(1.61%)

Net Assets, End of Year (thousands)	$32,553	$70,291	$31,832	$56,378	$47,848
Ratio of Expenses to Average Net Assets	0.40%	0.43%	0.47%	0.48%	0.47%
Ratio of Net Investment Income to Average Net Assets	1.38%	1.52%	1.56%	1.34%	1.10%
Portfolio Turnover Rate	18%	13%	20%	16%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

73

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R2 Shares
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$31.44	$18.48	$22.18	$23.32	$25.03

Income from Investment Operations (A)
Net Investment Income (Loss)	0.36	0.39	0.27	0.27	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.86)	12.94	(3.16)	(0.23)	(0.63)

Total from Investment Operations	(0.50)	13.33	(2.89)	0.04	(0.39)

Less Distributions:
Net Investment Income	(0.33)	(0.37)	(0.24)	(0.24)	(0.23)

Net Realized Gains	(2.03)	—	(0.57)	(0.94)	(1.09)

Total Distributions	(2.36)	(0.37)	(0.81)	(1.18)	(1.32)

Net Asset Value, End of Year	$28.58	$31.44	$18.48	$22.18	$23.32

Total Return	(1.62%)	72.45%	(13.42%)	0.64%	(1.79%)
Net Assets, End of Year (thousands)	$74,146	$73,279	$52,931	$72,669	$108,168
Ratio of Expenses to Average Net Assets	0.54%	0.58%	0.62%	0.63%	0.62%
Ratio of Net Investment Income to Average Net Assets	1.24%	1.41%	1.39%	1.21%	0.95%
Portfolio Turnover Rate	18%	13%	20%	16%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

74

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Institutional Class Shares
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$31.61	$18.57	$22.31	$23.46	$25.16

Income from Investment Operations (A)
Net Investment Income (Loss)	0.43	0.46	0.31	0.32	0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.87)	13.02	(3.19)	(0.23)	(0.63)

Total from Investment Operations	(0.44)	13.48	(2.88)	0.09	(0.33)

Less Distributions:
Net Investment Income	(0.40)	(0.44)	(0.29)	(0.30)	(0.28)
Net Realized Gains	(2.03)	—	(0.57)	(0.94)	(1.09)

Total Distributions	(2.43)	(0.44)	(0.86)	(1.24)	(1.37)

Net Asset Value, End of Year	$28.74	$31.61	$18.57	$22.31	$23.46

Total Return	(1.39%)	72.95%	(13.27%)	0.88%	(1.52%)

Net Assets, End of Year (thousands)	$11,746,736	$12,591,768	$8,711,891	$10,655,324	$10,307,146
Ratio of Expenses to Average Net Assets	0.30%	0.33%	0.37%	0.38%	0.37%
Ratio of Net Investment Income to Average Net Assets	1.47%	1.65%	1.65%	1.45%	1.20%
Portfolio Turnover Rate	18%	13%	20%	16%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

75

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio					U.S. Core Equity 1 Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$46.33	$27.34	$32.79	$36.39	$39.07	$36.25	$25.24	$24.71	$22.77	$22.01

Income from Investment Operations (A)
Net Investment Income (Loss)	0.68	0.80	0.44	0.42	0.39	0.49	0.44	0.41	0.40	0.36
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.47)	18.98	(4.95)	(1.69)	(0.90)	(4.65)	10.99	0.93	2.08	0.88

Total from Investment Operations	0.21	19.78	(4.51)	(1.27)	(0.51)	(4.16)	11.43	1.34	2.48	1.24

Less Distributions:
Net Investment Income	(0.67)	(0.79)	(0.38)	(0.38)	(0.37)	(0.45)	(0.42)	(0.39)	(0.40)	(0.35)
Net Realized Gains	(3.86)	—	(0.56)	(1.95)	(1.80)	(0.94)	—	(0.42)	(0.14)	(0.13)

Total Distributions	(4.53)	(0.79)	(0.94)	(2.33)	(2.17)	(1.39)	(0.42)	(0.81)	(0.54)	(0.48)

Net Asset Value, End of Year	$42.01	$46.33	$27.34	$32.79	$36.39	$30.70	$36.25	$25.24	$24.71	$22.77

Total Return	0.58%	73.01%	(14.11%)	(3.04%)	(1.48%)	(11.85%)	45.50%	5.55%	11.18%	5.59%

Net Assets, End of Year (thousands)	$14,344,438	$15,145,347	$10,481,057	$13,766,513	$14,732,615	$28,055,282	$33,385,041	$24,427,934	$26,592,058	$23,629,726
Ratio of Expenses to Average Net Assets	0.33%	0.42%	0.52%	0.53%	0.52%	0.14%	0.15%	0.18%	0.20%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.33%	0.42%	0.52%	0.53%	0.52%	0.14%	0.15%	0.18%	0.20%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.62%	1.94%	1.56%	1.26%	1.00%	1.48%	1.34%	1.69%	1.72%	1.55%
Portfolio Turnover Rate	23%	22%	18%	19%	27%	5%	4%	3%	5%	3%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

76

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Core Equity 2 Portfolio					U.S. Vector Equity Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$33.16	$22.79	$22.66	$21.25	$20.90	$26.02	$17.00	$18.71	$18.40	$19.16

Income from Investment Operations (A)
Net Investment Income (Loss)	0.42	0.39	0.36	0.36	0.34	0.35	0.31	0.27	0.28	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.98)	10.35	0.60	1.65	0.53	(2.17)	9.00	(1.40)	0.72	(0.10)

Total from Investment Operations	(3.56)	10.74	0.96	2.01	0.87	(1.82)	9.31	(1.13)	1.00	0.16

Less Distributions:
Net Investment Income	(0.39)	(0.37)	(0.33)	(0.37)	(0.32)	(0.32)	(0.29)	(0.25)	(0.27)	(0.25)
Net Realized Gains	(1.20)	—	(0.50)	(0.23)	(0.20)	(1.63)	—	(0.33)	(0.42)	(0.67)

Total Distributions	(1.59)	(0.37)	(0.83)	(0.60)	(0.52)	(1.95)	(0.29)	(0.58)	(0.69)	(0.92)

Net Asset Value, End of Year	$28.01	$33.16	$22.79	$22.66	$21.25	$22.25	$26.02	$17.00	$18.71	$18.40

Total Return	(11.19%)	47.35%	4.37%	9.78%	4.16%	(7.42%)	54.98%	(6.12%)	5.92%	0.69%

Net Assets, End of Year (thousands)	$29,273,947	$35,148,897	$25,670,305	$27,829,155	$24,677,650	$4,425,060	$5,182,775	$3,612,716	$4,583,612	$4,610,769
Ratio of Expenses to Average Net Assets	0.18%	0.19%	0.21%	0.22%	0.22%	0.28%	0.29%	0.32%	0.33%	0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.18%	0.19%	0.21%	0.22%	0.22%	0.28%	0.29%	0.32%	0.33%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.29%	1.63%	1.69%	1.53%	1.49%	1.31%	1.59%	1.53%	1.35%
Portfolio Turnover Rate	5%	5%	3%	6%	5%	10%	10%	13%	6%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

77

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Portfolio					U.S. Micro Cap Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$48.50	$31.00	$33.80	$35.02	$36.48	$29.55	$18.19	$20.78	$21.88	$22.76

Income from Investment Operations (A)
Net Investment Income (Loss)	0.48	0.50	0.35	0.38	0.39	0.27	0.24	0.18	0.20	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.93)	17.50	(2.02)	(0.05)	(0.08)	(2.41)	11.37	(2.18)	(0.26)	0.12

Total from Investment Operations	(4.45)	18.00	(1.67)	0.33	0.31	(2.14)	11.61	(2.00)	(0.06)	0.29

Less Distributions:
Net Investment Income	(0.45)	(0.50)	(0.32)	(0.35)	(0.37)	(0.26)	(0.25)	(0.16)	(0.18)	(0.16)
Net Realized Gains	(2.54)	—	(0.81)	(1.20)	(1.40)	(2.70)	—	(0.43)	(0.86)	(1.01)

Total Distributions	(2.99)	(0.50)	(1.13)	(1.55)	(1.77)	(2.96)	(0.25)	(0.59)	(1.04)	(1.17)

Net Asset Value, End of Year	$41.06	$48.50	$31.00	$33.80	$35.02	$24.45	$29.55	$18.19	$20.78	$21.88

Total Return	(9.62%)	58.30%	(5.08%)	1.41%	0.77%	(7.93%)	64.00%	(9.87%)	0.24%	1.29%

Net Assets, End of Year (thousands)	$13,883,602	$16,747,405	$13,189,730	$17,392,495	$17,303,451	$6,475,434	$7,453,865	$5,120,258	$6,351,299	$6,478,316
Ratio of Expenses to Average Net Assets	0.29%	0.33%	0.36%	0.37%	0.37%	0.41%	0.46%	0.52%	0.53%	0.52%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.29%	0.33%	0.36%	0.37%	0.37%	0.41%	0.46%	0.52%	0.53%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.12%	1.13%	1.15%	1.13%	1.06%	1.08%	0.90%	1.00%	0.98%	0.74%
Portfolio Turnover Rate	13%	12%	3%	8%	13%	22%	20%	11%	15%	19%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

78

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. High Relative Profitability Portfolio					DFA Real Estate Securities Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$19.51	$14.61	$13.51	$11.85	$10.93	$48.90	$34.21	$41.90	$34.14	$34.99

Income from Investment Operations (A)
Net Investment Income (Loss)	0.29	0.26	0.25	0.22	0.19	0.89	0.90	1.01	0.52 **	1.60
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.91)	4.89	1.07	1.64	0.89	(10.10)	14.86	(7.77)	8.09 **	(0.69)

Total from Investment Operations	(1.62)	5.15	1.32	1.86	1.08	(9.21)	15.76	(6.76)	8.61	0.91

Less Distributions:
Net Investment Income	(0.27)	(0.25)	(0.22)	(0.20)	(0.16)	(0.79)	(0.95)	(0.87)	(0.85)	(1.65)
Net Realized Gains	(0.39)	—	—	—	—	(0.51)	(0.12)	(0.06)	—	(0.11)

Total Distributions	(0.66)	(0.25)	(0.22)	(0.20)	(0.16)	(1.30)	(1.07)	(0.93)	(0.85)	(1.76)

Net Asset Value, End of Year	$17.23	$19.51	$14.61	$13.51	$11.85	$38.39	$48.90	$34.21	$41.90	$34.14

Total Return	(8.55%)	35.42%	9.90%	15.88%	9.88%	(19.38%)	47.01%	(16.27%)	25.64%	2.63%

Net Assets, End of Year (thousands)	$4,662,298	$5,835,637	$3,629,125	$1,703,302	$722,728	$8,068,926	$11,215,098	$8,137,555	$10,671,437	$8,577,658
Ratio of Expenses to Average Net Assets	0.23%	0.24%	0.25%	0.25%	0.25%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.23%	0.24%	0.25%	0.25%	0.27%	0.20%	0.20%	0.20%	0.20%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.61%	1.46%	1.76%	1.73%	1.58%	1.96%	2.12%	2.73%	1.38%**	4.66%
Portfolio Turnover Rate	20%	12%	0%	4%	7%	3%	5%	5%	3%	3%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

79

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twelve (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, one (the “Feeder Fund”) invests all of its assets in a corresponding series (the “Master Fund” which is treated as a partnership for federal income tax purposes) of The DFA Investment Trust Company (“DFAITC”). As of October 31, 2022, the Feeder Fund was the owner of record of the approximate percentage of the total outstanding shares of the Master Fund as detailed below:

Feeder Fund	Master Fund	Percentage Ownership at 10/31/22
U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	86%

To achieve its investment objective, the Feeder Fund invests substantially all of its assets in the Master Fund as indicated above. The Feeder Fund also invests in short-term temporary cash investments and futures.

The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (collectively, the “Domestic Equity Portfolios”) including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios value the securities within the range of the most recent quoted

80

bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master Fund) are valued at their respective daily net asset values as reported by their administrator. The Feeder Fund’s investment in the Master Fund reflects its proportionate interest in the net assets of the Master Fund. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Enhanced U.S. Large Company Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The Enhanced U.S. Large Company Portfolio isolates the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

81

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Fund recognizes its pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from its Master Fund within DFAITC, which is treated as a partnership for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

82

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2022, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio	0.12%
U.S. Large Cap Equity Portfolio	0.10%
U.S. Large Cap Value Portfolio	0.19%
U.S. Targeted Value Portfolio	0.28%*
U.S. Small Cap Value Portfolio	0.31%*
U.S. Core Equity 1 Portfolio	0.12%
U.S. Core Equity 2 Portfolio	0.16%
U.S. Vector Equity Portfolio	0.25%
U.S. Small Cap Portfolio	0.27%*
U.S. Micro Cap Portfolio	0.39%*
U.S. High Relative Profitability Portfolio	0.19%*
DFA Real Estate Securities Portfolio	0.17%

*	Effective as of February 28, 2022, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2022	Management Fee Effective February 28, 2022
U.S. Targeted Value Portfolio	0.30%	0.27%
U.S. Small Cap Value Portfolio	0.36%	0.28%
U.S. Small Cap Portfolio	0.30%	0.25%
U.S. Micro Cap Portfolio	0.41%	0.38%
U.S. High Relative Profitability Portfolio	0.20%	0.19%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-feeder Portfolios will remain in effect through February 28, 2023, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Fund. During the year ended October 31, 2022, the non-feeder Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2022, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Advisor, however, will not be reimbursed by the Feeder Fund in connection with its Permanent Fee Waiver (defined below). The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

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Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Enhanced U.S. Large Company Portfolio (1)	0.15%	—	$11	$65	$416
U.S. Large Cap Equity Portfolio (1)	0.19%	—	—	—	—
U.S. Large Cap Value Portfolio (2)	—	0.19%	—	24,071	—
U.S. Targeted Value Portfolio (3)	0.50%	—	—	—	—
U.S. Core Equity 1 Portfolio (1)	0.23%	—	—	—	—
U.S. Core Equity 2 Portfolio (1)	0.26%	—	—	—	—
U.S. Vector Equity Portfolio (1)	0.36%	—	—	—	—
U.S. High Relative Profitability Portfolio (4)	0.25%	—	—	—	—
DFA Real Estate Securities Portfolio (1)	0.18%	—	79	1,502	5,024
Class R1 Shares
U.S. Targeted Value Portfolio (5)	0.62%	—	—	—	—
Class R2 Shares
U.S. Targeted Value Portfolio (5)	0.77%	—	—	—	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(2)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.23%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.25%.

(3)

The Advisor has contractually agreed to waive its management fee and to assume the Portfolio’s Institutional Class Shares’ expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(4)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(5)

The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the “Expense Limitation Amount”).

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Earned Income Credit:

Additionally, the following Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the year ended October 31, 2022, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
Enhanced U.S. Large Company Portfolio	$8

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2022, the total related amount paid by the Fund to the CCO was $166 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$3
U.S. Large Cap Equity Portfolio	—
U.S. Large Cap Value Portfolio	120
U.S. Targeted Value Portfolio	23
U.S. Small Cap Value Portfolio	136
U.S. Core Equity 1 Portfolio	—
U.S. Core Equity 2 Portfolio	12
U.S. Vector Equity Portfolio	27
U.S. Small Cap Portfolio	77
U.S. Micro Cap Portfolio	61
U.S. High Relative Profitability Portfolio	—
DFA Real Estate Securities Portfolio	31

E. Purchases and Sales of Securities:

For the year ended October 31, 2022, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Equity Portfolios) (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Enhanced U.S. Large Company Portfolio	$207,556	$243,604	$179,779	$277,670
U.S. Large Cap Equity Portfolio	—	—	134,744	399,523
U.S. Targeted Value Portfolio	—	—	2,141,785	2,404,116
U.S. Small Cap Value Portfolio	—	—	3,301,544	3,541,661
U.S. Core Equity 1 Portfolio	—	—	1,437,032	2,257,940
U.S. Core Equity 2 Portfolio	—	—	1,419,127	2,750,289
U.S. Vector Equity Portfolio	—	—	477,298	711,533

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	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Small Cap Portfolio	—	—	$1,916,049	$2,717,169
U.S. Micro Cap Portfolio	—	—	1,482,243	1,443,183
U.S. High Relative Profitability Portfolio	—	—	1,017,352	1,608,748
DFA Real Estate Securities Portfolio	—	—	264,820	966,805

There were no purchases or sales of long-term U.S. government securities by the Equity Portfolios.

For the year ended October 31, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
Enhanced U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$3,664	$110,048	$107,222	$2	$(2)	$6,490	561	$106	—

Total	$3,664	$110,048	$107,222	$2	$(2)	$6,490	561	$106	—

U.S. Large Cap Equity Portfolio
The DFA Short Term Investment Fund	$10,657	$123,916	$127,231	$(4)	$(5)	$7,333	634	$95	—

Total	$10,657	$123,916	$127,231	$(4)	$(5)	$7,333	634	$95	—

U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$538,730	$5,092,746	$4,774,751	$(183)	$(345)	$856,197	74,059	$7,213	—

Total	$538,730	$5,092,746	$4,774,751	$(183)	$(345)	$856,197	74,059	$7,213	—

U.S. Small Cap Value Portfolio
The DFA Short Term Investment Fund	$408,417	$5,526,231	$4,995,003	$(244)	$(387)	$939,014	81,223	$8,336	—

Total	$408,417	$5,526,231	$4,995,003	$(244)	$(387)	$939,014	81,223	$8,336	—

U.S. Core Equity 1 Portfolio
The DFA Short Term Investment Fund	$402,032	$5,934,176	$5,138,348	$(228)	$(421)	$1,197,211	103,556	$8,859	—

Total	$402,032	$5,934,176	$5,138,348	$(228)	$(421)	$1,197,211	103,556	$8,859	—

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	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
U.S. Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$540,697	$6,733,127	$6,196,257	$(225)	$(384)	$1,076,958	93,154	$9,364	—

Total	$540,697	$6,733,127	$6,196,257	$(225)	$(384)	$1,076,958	93,154	$9,364	—

U.S. Vector Equity Portfolio
The DFA Short Term Investment Fund	$133,996	$1,556,907	$1,463,129	$(49)	$(121)	$227,604	19,687	$2,089	—

Total	$133,996	$1,556,907	$1,463,129	$(49)	$(121)	$227,604	19,687	$2,089	—

U.S. Small Cap Portfolio
The DFA Short Term Investment Fund	$729,470	$7,805,935	$6,993,901	$(303)	$(567)	$1,540,634	133,261	$10,929	—

Total	$729,470	$7,805,935	$6,993,901	$(303)	$(567)	$1,540,634	133,261	$10,929	—

U.S. Micro Cap Portfolio
The DFA Short Term Investment Fund	$421,895	$3,081,829	$2,959,299	$(141)	$(266)	$544,018	47,056	$5,370	—

Total	$421,895	$3,081,829	$2,959,299	$(141)	$(266)	$544,018	47,056	$5,370	—

U.S. High Relative Profitability Portfolio
The DFA Short Term Investment Fund	—	$119,030	$116,235	$(7)	—	$2,788	241	—	—

Total	—	$119,030	$116,235	$(7)	—	$2,788	241	—	—

DFA Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$186,190	$2,408,040	$2,228,264	$(91)	$(185)	$365,690	31,631	$2,536	—

Total	$186,190	$2,408,040	$2,228,264	$(91)	$(185)	$365,690	31,631	$2,536	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains

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tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Enhanced U.S. Large Company Portfolio
2021	$13,853	$16,475	—	$30,328
2022	56,965	76,606	—	133,571
U.S. Large Cap Equity Portfolio
2021	27,774	—	—	27,774
2022	25,100	65,512	—	90,612
U.S. Large Cap Value Portfolio
2021	401,298	—	—	401,298
2022	452,232	665,497	—	1,117,729
U.S. Targeted Value Portfolio
2021	188,761	—	—	188,761
2022	248,278	726,722	—	975,000
U.S. Small Cap Value Portfolio
2021	282,350	—	—	282,350
2022	322,497	1,148,147	—	1,470,644
U.S. Core Equity 1 Portfolio
2021	396,375	—	—	396,375
2022	411,055	858,230	—	1,269,285
U.S. Core Equity 2 Portfolio
2021	403,126	—	—	403,126
2022	433,070	1,243,325	—	1,676,395
U.S. Vector Equity Portfolio
2021	59,880	—	—	59,880
2022	77,716	309,307	—	387,023
U.S. Small Cap Portfolio
2021	191,244	—	—	191,244
2022	153,059	848,752	—	1,001,811
U.S. Micro Cap Portfolio
2021	65,320	—	—	65,320
2022	67,157	674,741	—	741,898
U.S. High Relative Profitability Portfolio
2021	70,633	—	—	70,633
2022	83,850	110,031	—	193,881
DFA Real Estate Securities Portfolio
2021	222,133	28,472	—	250,605
2022	195,676	96,127	—	291,803

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As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Enhanced U.S. Large Company Portfolio	$(391)	—	$(391)
U.S. Large Cap Equity Portfolio	(2,217)	$(4,989)	(7,206)
U.S. Large Cap Value Portfolio	(48,533)	(19,035)	(67,568)
U.S. Targeted Value Portfolio	(6,887)	(53,342)	(60,229)
U.S. Small Cap Value Portfolio	(19,932)	(57,085)	(77,017)
U.S. Core Equity 1 Portfolio	(36,753)	(30,868)	(67,621)
U.S. Core Equity 2 Portfolio	(29,015)	(49,664)	(78,679)
U.S. Vector Equity Portfolio	(3,237)	(11,705)	(14,942)
U.S. Small Cap Portfolio	(9,371)	(51,542)	(60,913)
U.S. Micro Cap Portfolio	(4,621)	(18,795)	(23,416)
U.S. High Relative Profitability Portfolio	(7,544)	(12,049)	(19,593)
DFA Real Estate Securities Portfolio	(21,969)	(21,454)	(43,423)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Enhanced U.S. Large Company Portfolio	$3,104	—	$(66,260)	$(10,917)	$(74,073)
U.S. Large Cap Equity Portfolio	—	$50,244	—	748,666	798,910
U.S. Large Cap Value Portfolio	—	566,416	—	8,753,023	9,319,439
U.S. Targeted Value Portfolio	—	428,661	—	3,758,950	4,187,611
U.S. Small Cap Value Portfolio	—	712,309	—	4,895,057	5,607,366
U.S. Core Equity 1 Portfolio	—	673,222	—	14,660,884	15,334,106
U.S. Core Equity 2 Portfolio	—	817,058	—	15,286,267	16,103,325
U.S. Vector Equity Portfolio	—	143,187	—	2,146,182	2,289,369
U.S. Small Cap Portfolio	—	525,081	—	5,998,924	6,524,005
U.S. Micro Cap Portfolio	—	245,316	—	2,662,679	2,907,995
U.S. High Relative Profitability Portfolio	—	91,499	—	922,203	1,013,702
DFA Real Estate Securities Portfolio	86,131	275,577	—	2,639,674	3,001,382

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Enhanced U.S. Large Company Portfolio	$66,260	$66,260

During the year ended October 31, 2022, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

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As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large Company Portfolio	$262,509	—	$(10,388)	$(10,388)
U.S. Large Cap Equity Portfolio	869,065	$771,284	(22,618)	748,666
U.S. Large Cap Value Portfolio	14,552,142	8,759,385	—	8,759,385
U.S. Targeted Value Portfolio	8,943,036	4,066,342	(307,392)	3,758,950
U.S. Small Cap Value Portfolio	10,381,654	5,191,404	(296,348)	4,895,056
U.S. Core Equity 1 Portfolio	14,486,822	15,330,204	(669,320)	14,660,884
U.S. Core Equity 2 Portfolio	15,059,587	16,054,479	(768,212)	15,286,267
U.S. Vector Equity Portfolio	2,499,937	2,252,714	(106,532)	2,146,182
U.S. Small Cap Portfolio	9,429,036	6,193,927	(195,003)	5,998,924
U.S. Micro Cap Portfolio	4,355,445	2,775,625	(112,948)	2,662,677
U.S. High Relative Profitability Portfolio	3,734,080	1,108,365	(186,161)	922,204
DFA Real Estate Securities Portfolio	5,803,149	3,022,066	(382,393)	2,639,673

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Year Ended October 31, 2022		Year Ended October 31, 2021
	Amount	Shares	Amount	Shares
U.S. Targeted Value Portfolio
Class R1 Shares
Shares Issued	$15,262	517	$40,799	1,490
Shares Issued in Lieu of Cash Distributions	5,129	176	889	32
Shares Redeemed	(54,316)	(1,784)	(28,559)	(1,012)

Net Increase (Decrease) — Class R1 Shares	$(33,925)	(1,091)	$13,129	510

90

	Year Ended October 31, 2022		Year Ended October 31, 2021
	Amount	Shares	Amount	Shares
Class R2 Shares
Shares Issued	$27,453	959	$17,230	605
Shares Issued in Lieu of Cash Distributions	5,446	189	922	34
Shares Redeemed	(25,828)	(885)	(31,502)	(1,173)

Net Increase (Decrease) — Class R2 Shares	$7,071	263	$(13,350)	(534)

Institutional Class Shares
Shares Issued	$2,649,180	91,779	$2,355,064	82,989
Shares Issued in Lieu of Cash Distributions	924,844	31,929	179,495	6,573
Shares Redeemed	(3,288,905)	(113,379)	(4,429,257)	(160,274)

Net Increase (Decrease) — Institutional Class Shares	$285,119	10,329	$(1,894,698)	(70,712)

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

1. Forward Currency Contracts: The Enhanced U.S. Large Company Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Enhanced U.S. Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. The Enhanced U.S. Large Company Portfolio typically hedges its foreign currency exposure. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

2. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

91

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2022 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Enhanced U.S. Large Company Portfolio	$143,034	$347,039
U.S. Targeted Value Portfolio	—	129,499
U.S. Small Cap Value Portfolio	—	158,076
U.S. Core Equity 1 Portfolio	—	274,195
U.S. Core Equity 2 Portfolio	—	276,079
U.S. Vector Equity Portfolio	—	37,048
U.S. Small Cap Portfolio	—	140,502
U.S. Micro Cap Portfolio	—	68,096
U.S. High Relative Profitability Portfolio	—	41,873
DFA Real Estate Securities Portfolio	—	97,355

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2022	Forward Currency Contracts (1)	Equity Contracts *,(2)
Enhanced U.S. Large Company Portfolio	$1,024	$1,024	—
U.S. Targeted Value Portfolio	3,160	—	$3,160
U.S. Small Cap Value Portfolio	7,773	—	7,773
U.S. Small Cap Portfolio	3,916	—	3,916
U.S. Micro Cap Portfolio	1,978	—	1,978
DFA Real Estate Securities Portfolio	2,720	—	2,720

	Liability Derivatives Value
	Total Value at October 31, 2022	Forward Currency Contracts (3)	Equity Contracts *,(4)
Enhanced U.S. Large Company Portfolio	$(18,031)	$(502)	$(17,529)
U.S. Core Equity 1 Portfolio	(8,616)	—	(8,616)
U.S. Core Equity 2 Portfolio	(4,463)	—	(4,463)
U.S. Vector Equity Portfolio	(1,110)	—	(1,110)
U.S. High Relative Profitability Portfolio	(1,437)	—	(1,437)

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(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Enhanced U.S. Large Company Portfolio	$(18,795)	$8,012	$(26,807)
U.S. Large Cap Equity Portfolio	107	—	107 *
U.S. Targeted Value Portfolio	(21,845)	—	(21,845)
U.S. Small Cap Value Portfolio	(14,918)	—	(14,918)
U.S. Core Equity 1 Portfolio	(31,585)	—	(31,585)
U.S. Core Equity 2 Portfolio	(34,730)	—	(34,730)
U.S. Vector Equity Portfolio	(5,485)	—	(5,485)
U.S. Small Cap Portfolio	(21,083)	—	(21,083)
U.S. Micro Cap Portfolio	(16,098)	—	(16,098)
U.S. High Relative Profitability Portfolio	(7,134)	—	(7,134)
DFA Real Estate Securities Portfolio	(10,229)	—	(10,229)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Enhanced U.S. Large Company Portfolio	$(27,061)	$3,153	$(30,214)
U.S. Targeted Value Portfolio	398	—	398
U.S. Small Cap Value Portfolio	4,538	—	4,538
U.S. Core Equity 1 Portfolio	(15,318)	—	(15,318)
U.S. Core Equity 2 Portfolio	(11,179)	—	(11,179)
U.S. Vector Equity Portfolio	(1,963)	—	(1,963)
U.S. Small Cap Portfolio	(1,773)	—	(1,773)
U.S. Micro Cap Portfolio	119	—	119
U.S. High Relative Profitability Portfolio	(2,379)	—	(2,379)
DFA Real Estate Securities Portfolio	323	—	323

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of October 31, 2022, there were no futures contracts outstanding. During the year ended October 31, 2022, the Portfolio had limited activity in futures contracts.

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Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2022 (amounts in thousands):

		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)

	Assets						Liabilities
Enhanced U.S. Large Company Portfolio
Bank of America Corp	$953	$953	$(164)	—	—	$789	$164	$164	$(164)	—	—	—
NatWest Markets PLC	—	—	—	—	—	—	201	201	—	—	—	$201
State Street Bank and Trust	27	27	—	—	—	27	—	—	—	—	—	—
Citibank, N.A	44	44	(7)	—	—	37	7	7	(7)	—	—	—
UBS AG	—	—	—	—	—	—	130	130	—	—	—	130

Total	$1,024	$1,024	$(171)	—	—	$853	$502	$502	$(171)	—	—	$331

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

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I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2023.

For the year ended October 31, 2022, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2022
U.S. Large Cap Equity Portfolio	2.56%	$6,038	32	$13	$19,900	—
U.S. Vector Equity Portfolio	1.08%	1,245	4	—	1,245	—
U.S. High Relative Profitability Portfolio	1.58%	15,371	1	1	15,371	—
DFA Real Estate Securities Portfolio	3.83%	8,536	1	1	8,536	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

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For the year ended October 31, 2022, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2022
U.S. Large Cap Equity Portfolio	Borrower	0.44%	$50,231	4	$2	$51,969	—
U.S. High Relative Profitability Portfolio	Borrower	1.19%	136,696	2	9	175,411	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022 that the Portfolio utilized the interfund lending program.

J. Affiliated Trades:

Cross trades for the year ended October 31, 2022, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the year ended October 31, 2022, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Equity Portfolio	$18,885	$54,712	$(33)
U.S. Targeted Value Portfolio	367,533	342,270	(131,035)
U.S. Small Cap Value Portfolio	490,426	609,569	(95,907)
U.S. Core Equity 1 Portfolio	206,881	188,763	(4,834)
U.S. Core Equity 2 Portfolio	256,255	132,867	8,626
U.S. Vector Equity Portfolio	95,862	109,515	(38,683)
U.S. Small Cap Portfolio	172,827	407,411	(111,392)
U.S. Micro Cap Portfolio	200,453	159,721	(50,174)
U.S. High Relative Profitability Portfolio	123,570	74,089	1,719
DFA Real Estate Securities Portfolio	21	54,094	8,695

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K. Securities Lending:

As of October 31, 2022, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Large Cap Equity Portfolio	$26,444
U.S. Targeted Value Portfolio	124,777
U.S. Small Cap Value Portfolio	143,035
U.S. Core Equity 1 Portfolio	228,672
U.S. Core Equity 2 Portfolio	493,460
U.S. Vector Equity Portfolio	83,265
U.S. Small Cap Portfolio	270,549
U.S. Micro Cap Portfolio	123,190
U.S. High Relative Profitability Portfolio	34,330
DFA Real Estate Securities Portfolio	100,836

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

97

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Enhanced U.S. Large Company Portfolio Bonds	$6,770	—	—	—	$6,770
U.S. Large Cap Equity Portfolio Common Stocks	8,220	—	—	—	8,220
U.S. Targeted Value Portfolio Common Stocks, Preferred Stocks	700,628	—	—	—	700,628
U.S. Small Cap Value Portfolio Common Stocks, Preferred Stocks	969,028	—	—	—	969,028
U.S. Core Equity 1 Portfolio Common Stocks, Preferred Stocks	1,131,496	—	—	—	1,131,496
U.S. Core Equity 2 Portfolio Common Stocks, Preferred Stocks	1,108,626	—	—	—	1,108,626
U.S. Vector Equity Portfolio Common Stocks, Preferred Stocks	227,703	—	—	—	227,703
U.S. Small Cap Portfolio Common Stocks, Preferred Stocks, Rights/Warrants	1,677,242	—	—	—	1,677,242
U.S. Micro Cap Portfolio Common Stocks, Preferred Stocks, Rights/Warrants	534,124	—	—	—	534,124
U.S. High Relative Profitability Portfolio Common Stocks	2,860	—	—	—	2,860
DFA Real Estate Securities Portfolio Common Stocks	364,037	—	—	—	364,037

L. Shareholder Servicing Fees:

The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

98

N. In-Kind Redemptions:

During the year ended October 31, 2022, the Portfolio listed below realized net gains (losses) on in-kind redemptions as follows (amounts in thousands):

U.S. Micro Cap Portfolio	$37,518

O. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminates the asset segregation framework previously used by the Portfolios to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Portfolios began complying with the Valuation Rule on August 1, 2022.

P. Other:

As of October 31, 2022, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Enhanced U.S. Large Company Portfolio-Institutional Class	3	62%
U.S. Large Cap Equity Portfolio-Institutional Class	4	83%
U.S. Large Cap Value Portfolio-Institutional Class	3	66%
U.S. Targeted Value Portfolio-Class R1	6	90%
U.S. Targeted Value Portfolio-Class R2	6	53%
U.S. Targeted Value Portfolio-Institutional Class	3	88%
U.S. Small Cap Value Portfolio-Institutional Class	4	75%
U.S. Core Equity 1 Portfolio-Institutional Class	4	73%
U.S. Core Equity 2 Portfolio-Institutional Class	5	82%
U.S. Vector Equity Portfolio-Institutional Class	4	80%

99

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Small Cap Portfolio-Institutional Class	3	56%
U.S. Micro Cap Portfolio-Institutional Class	4	78%
U.S. High Relative Profitability Portfolio-Institutional Class	3	84%
DFA Real Estate Securities Portfolio-Institutional Class	3	64%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

Q. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

100

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, U.S. High Relative Profitability Portfolio and DFA Real Estate Securities Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Enhanced U.S. Large Company Portfolio and U.S. Large Cap Value Portfolio and summary schedules of portfolio holdings of U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, U.S. High Relative Profitability Portfolio and DFA Real Estate Securities Portfolio (twelve of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022, and each of the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

101

December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

102

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Commodity Strategy Portfolio vs.

Bloomberg Commodity Total Return Index

October 31, 2012-October 31, 2022

103

MANAGEMENT’S DISCUSSION AND ANALYSIS

Commodity Market Review	12 Months Ended October 31, 2022

For the 12 months ended October 31, 2022, the Bloomberg Commodity Index Total Return returned 11.15%. Energy, agriculture, and livestock returned 33.25%, 17.72%, and 9.21%, respectively. Precious metals and industrial metals were the only sectors with negative returns for the period, with a return of -11.46% and -13.39%, respectively.

DFA Commodity Strategy Portfolio

The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in commodity-linked derivative instruments and fixed income investments. The Portfolio, through its wholly owned subsidiary, Dimensional Cayman Commodity Fund I LTD, gains exposure to commodities markets by investing in derivative instruments such as commodity swap contracts, commodity futures, and other commodity-linked instruments. In pursuing the fixed income portion of the Portfolio’s investment strategy, Dimensional identifies a broadly diversified universe of eligible U.S. and foreign fixed income securities with defined maturity ranges and credit quality characteristics and then seeks to purchase a broad and diverse portfolio of securities meeting these aforementioned standards. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies. The weighted average duration of the Portfolio’s fixed income securities was 1.43 years as of October 31, 2022, compared to 1.89 years as of October 31, 2021.

For the 12 months ended October 31, 2022, total returns were 6.38% for the Portfolio and 11.15% for the Bloomberg Commodity Index Total Return. The late rebalance, pre-roll, and varying the commodity weights relative to the benchmark contributed positively to relative performance. The collateral component and varying the expirations of the individual commodity contracts detracted from performance relative to the benchmark. The collateral component of the Portfolio had a longer duration than the three-month U.S. Treasury bill rate payable in the commodity swap contracts. As a result, the Portfolio’s longer duration detracted from performance relative to the benchmark as longer duration securities generally underperformed shorter duration securities during the period.

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DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2022

EXPENSE TABLE

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Commodity Strategy Portfolio
Actual Fund Return	$1,000.00	$864.40	0.30%	$1.41

105

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,023.69	0.30%	$1.53

(1)

DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the consolidated expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

106

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 28, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DFA Commodity Strategy Portfolio
Basic Materials	0.9%
Communications	1.7%
Consumer, Cyclical	4.9%
Consumer, Non-cyclical	7.5%
Energy	4.4%
Financial	31.4%
Foreign Government	4.2%
Industrial	2.7%
Supranational	1.9%
Technology	3.1%
U.S. Government	33.9%
Utilities	3.4%

100.0%

107

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED SCHEDULE OF INVESTMENTS

October 31, 2022

		Face Amount^		Value†
		(000)
BONDS — (65.4%)
AUSTRALIA — (3.8%)
APA Infrastructure Ltd.
Ω	4.200%, 03/23/25		4,000	$3,814,172
Australia Government Bond
	2.750%, 04/21/24	AUD	14,000	8,903,099
Bank of New Zealand
Ω	3.500%, 02/20/24		5,250	5,133,724
Glencore Funding LLC
Ω	4.125%, 03/12/24		2,225	2,179,816
Ω	4.625%, 04/29/24		7,350	7,224,691
Macquarie Bank Ltd.
#Ω	2.300%, 01/22/25		2,390	2,232,507
#Ω	3.231%, 03/21/25		15,225	14,516,601
New South Wales Treasury Corp.
	5.000%, 08/20/24	AUD	13,500	8,825,584
Queensland Treasury Corp.
	5.750%, 07/22/24	AUD	4,800	3,175,767
Westpac Banking Corp.
	3.250%, 11/16/23	AUD	10,000	6,324,494

TOTAL AUSTRALIA				62,330,455

AUSTRIA — (0.1%)
Oesterreichische Kontrollbank AG
	0.500%, 09/16/24		1,500	1,388,828

CANADA — (7.0%)
Bank of Montreal
#	2.500%, 06/28/24		3,000	2,864,598
	0.625%, 07/09/24		1,350	1,247,670
Bank of Montreal, Floating Rate Note, SOFR + 0.320%, FRN
#(r)	3.378%, 07/09/24		2,000	1,966,240
Bank of Nova Scotia
	0.700%, 04/15/24		11,620	10,845,685
	0.650%, 07/31/24		600	552,423
#	3.450%, 04/11/25		2,000	1,905,822
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.380%, FRN
#(r)	3.442%, 07/31/24		1,000	987,029
Brookfield Asset Management, Inc.
#	4.000%, 01/15/25		6,200	6,010,729
Canadian Imperial Bank of Commerce
#	3.100%, 04/02/24		4,500	4,360,811
	1.000%, 10/18/24		5,000	4,589,130
#	2.250%, 01/28/25		5,000	4,657,101

		Face Amount^		Value†
		(000)
CANADA — (Continued)
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.400%, FRN
(r)	3.363%, 12/14/23		3,000	$2,980,470
Canadian Natural Resources Ltd.
	2.950%, 01/15/23		750	747,046
	3.900%, 02/01/25		8,300	8,003,884
Enbridge, Inc.
#	4.000%, 10/01/23		7,000	6,903,834
	2.500%, 01/15/25		2,000	1,874,162
ITC Holdings Corp.
	3.650%, 06/15/24		9,000	8,729,516
National Bank of Canada
	2.100%, 02/01/23		2,500	2,481,943
#	0.750%, 08/06/24		9,350	8,590,172
Quebec, Province of Canada
	4.200%, 03/10/25	AUD	2,000	1,275,175
Royal Bank of Canada
	2.333%, 12/05/23	CAD	5,000	3,570,338
#	0.650%, 07/29/24		1,750	1,614,510
Royal Bank of Canada, Floating Rate Note, SOFR + 0.360%, FRN
#(r)	3.421%, 07/29/24		7,750	7,645,973
Thomson Reuters Corp.
	3.850%, 09/29/24		5,000	4,818,690
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	10,000	7,120,931
	0.700%, 09/10/24		4,500	4,128,476
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.240%, FRN
(r)	3.298%, 01/06/23		3,296	3,294,016

TOTAL CANADA				113,766,374

DENMARK — (0.4%)
Danske Bank AS
Ω	5.375%, 01/12/24		6,132	6,042,941
	5.375%, 01/12/24		1,000	985,476

TOTAL DENMARK				7,028,417

FRANCE — (3.6%)
Banque Federative du Credit Mutuel SA
Ω	2.375%, 11/21/24		5,000	4,678,542
BNP Paribas SA
Ω	3.375%, 01/09/25		7,000	6,617,275
BPCE SA
	4.000%, 04/15/24		500	486,542
Ω	2.375%, 01/14/25		7,985	7,325,634

108

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
FRANCE — (Continued)
#	2.375%, 01/14/25		6,500	$5,963,258
Credit Agricole SA
Ω	3.875%, 04/15/24		3,550	3,475,223
	3.250%, 10/04/24		5,000	4,749,239
Societe Generale SA
Ω	3.875%, 03/28/24		10,500	10,107,369
Ω	2.625%, 01/22/25		2,640	2,421,170
TotalEnergies Capital International SA
	3.750%, 04/10/24		13,004	12,813,750

TOTAL FRANCE				58,638,002

GERMANY — (3.6%)
Bayer U.S. Finance II LLC
Ω	3.875%, 12/15/23		3,500	3,432,078
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		6,000	5,768,298
BMW U.S. Capital LLC
Ω	0.800%, 04/01/24		2,000	1,881,687
Ω	0.750%, 08/12/24		2,290	2,114,844
BMW U.S. Capital LLC, Floating Rate Note, SOFR + 0.530%, FRN
(r)Ω	3.584%, 04/01/24		8,000	7,964,396
Deutsche Bank AG
	3.950%, 02/27/23		1,695	1,683,263
EMD Finance LLC
	3.250%, 03/19/25		5,697	5,429,080
Kreditanstalt fuer Wiederaufbau
	5.000%, 03/19/24	AUD	2,000	1,297,050
	1.500%, 07/24/24	AUD	8,800	5,394,720
	4.000%, 02/27/25	AUD	5,000	3,199,079
Landwirtschaftliche Rentenbank
	4.750%, 04/08/24	AUD	15,000	9,696,653
Mercedes-Benz Finance North America LLC
#Ω	2.125%, 03/10/25		9,560	8,839,389
NRW Bank
	1.600%, 07/31/24	AUD	4,000	2,440,525

TOTAL GERMANY				59,141,062

IRELAND — (0.8%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
#	4.875%, 01/16/24		7,500	7,361,275
	2.875%, 08/14/24		2,450	2,295,646
#	3.500%, 01/15/25		3,000	2,815,001

TOTAL IRELAND				12,471,922

		Face Amount^		Value†
		(000)
ITALY — (0.6%)
Republic of Italy Government International Bond
	0.875%, 05/06/24		8,000	$7,400,464
	2.375%, 10/17/24		2,000	1,864,004

TOTAL ITALY				9,264,468

JAPAN — (5.8%)
Aircastle Ltd.
#	4.125%, 05/01/24		8,900	8,481,751
American Honda Finance Corp.
	3.550%, 01/12/24		3,000	2,945,172
	0.550%, 07/12/24		10,000	9,270,372
Mitsubishi UFJ Financial Group, Inc.
	2.193%, 02/25/25		12,600	11,622,618
MUFG Bank Ltd.
#Ω	3.250%, 09/08/24		2,000	1,917,560
Nissan Motor Acceptance Co. LLC
Ω	1.125%, 09/16/24		10,750	9,598,266
Nomura Holdings, Inc.
	2.648%, 01/16/25		8,390	7,853,377
	5.099%, 07/03/25		3,000	2,936,835
ORIX Corp.
#	3.250%, 12/04/24		5,000	4,779,272
Sumitomo Mitsui Financial Group, Inc.
	2.696%, 07/16/24		9,500	9,047,416
	2.348%, 01/15/25		5,500	5,119,811
Sumitomo Mitsui Trust Bank Ltd.
#Ω	0.800%, 09/12/23		9,500	9,129,104
#Ω	0.850%, 03/25/24		750	702,040
Ω	0.800%, 09/16/24		643	588,918
Toyota Motor Credit Corp.
	2.500%, 03/22/24		10,000	9,663,297
#	0.625%, 09/13/24		2,000	1,849,275

TOTAL JAPAN				95,505,084

NETHERLANDS — (0.7%)
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		6,940	6,610,171
ING Groep NV
	3.550%, 04/09/24		5,000	4,854,500

TOTAL NETHERLANDS				11,464,671

NEW ZEALAND — (1.6%)
New Zealand Government Bond
	0.500%, 05/15/24	NZD	45,900	25,186,496

109

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
NEW ZEALAND — (Continued)
	New Zealand Local Government Funding Agency Bond
	2.250%, 04/15/24	NZD	1,500	$836,349

	TOTAL NEW ZEALAND			26,022,845

	SPAIN — (0.8%)
	Banco Santander SA
	3.496%, 03/24/25		7,000	6,645,166
	Santander Holdings USA, Inc.
	3.400%, 01/18/23		2,000	1,991,112
	3.500%, 06/07/24		5,000	4,794,751

	TOTAL SPAIN			13,431,029

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.9%)
	African Development Bank
	4.750%, 03/06/24	AUD	12,000	7,741,313
	Asian Development Bank
	1.100%, 08/15/24	AUD	6,200	3,763,017
	European Investment Bank
	4.750%, 08/07/24	AUD	1,000	647,342
	Inter-American Development Bank
	4.750%, 08/27/24	AUD	1,000	646,356
	International Finance Corp.
	1.450%, 07/22/24	AUD	4,000	2,449,988
	Nordic Investment Bank
	4.750%, 02/28/24	AUD	13,500	8,713,285
	0.375%, 09/20/24		7,550	6,973,784

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				30,935,085

	SWEDEN — (2.1%)
	Skandinaviska Enskilda Banken AB
Ω	0.650%, 09/09/24		26,136	23,924,058
	Svensk Exportkredit AB
	0.625%, 10/07/24		10,600	9,803,410

	TOTAL SWEDEN			33,727,468

	SWITZERLAND — (0.8%)
	Credit Suisse AG
	3.625%, 09/09/24		6,560	6,096,513
	2.950%, 04/09/25		5,000	4,474,977
	UBS AG
Ω	1.375%, 01/13/25		3,000	2,744,768

TOTAL SWITZERLAND				13,316,258

UNITED KINGDOM — (2.3%)
	BAT Capital Corp.
	3.222%, 08/15/24		10,700	10,226,613

		Face Amount^		Value†
		(000)
UNITED KINGDOM — (Continued)
	CNH Industrial Capital LLC
	1.950%, 07/02/23		4,000	$3,906,081
	HSBC Holdings PLC
	3.600%, 05/25/23		2,000	1,979,185
	Lloyds Banking Group PLC
	4.450%, 05/08/25		7,000	6,709,166
	NatWest Markets PLC
#Ω	2.375%, 05/21/23		2,900	2,837,233
Ω	0.800%, 08/12/24		12,000	10,962,090
	Reckitt Benckiser Treasury Services PLC
#Ω	2.750%, 06/26/24		658	630,989

TOTAL UNITED KINGDOM				37,251,357

UNITED STATES — (29.5%)
	AbbVie, Inc.
	2.900%, 11/06/22		6,500	6,497,660
	Aetna, Inc.
	3.500%, 11/15/24		1,600	1,545,326
	Air Lease Corp.
	2.250%, 01/15/23		2,414	2,397,524
	Ally Financial, Inc.
	3.875%, 05/21/24		2,500	2,414,221
	5.125%, 09/30/24		7,000	6,896,053
	Amcor Flexibles North America, Inc.
	4.000%, 05/17/25		3,200	3,077,682
	American Express Co.
	2.250%, 03/04/25		10,000	9,285,010
	American Tower Corp.
	3.375%, 05/15/24		1,900	1,841,158
	4.000%, 06/01/25		6,600	6,312,757
	Ameriprise Financial, Inc.
	3.000%, 04/02/25		5,000	4,745,440
	Apple, Inc.
	3.350%, 01/10/24	AUD	1,500	949,734
	Ares Capital Corp.
#	4.200%, 06/10/24		9,320	8,966,117
	Arizona Public Service Co.
	3.350%, 06/15/24		4,328	4,178,808
	Arrow Electronics, Inc.
	3.250%, 09/08/24		1,500	1,431,182
	Bank of America Corp.
	3.300%, 01/11/23		2,000	1,995,923
	4.125%, 01/22/24		5,000	4,940,721
	Boeing Co.
	2.800%, 03/01/23		4,000	3,967,524
	Booking Holdings, Inc.
	3.650%, 03/15/25		10,000	9,642,997
	Boston Scientific Corp.
#	3.450%, 03/01/24		875	854,723
	Broadcom Corp./Broadcom Cayman Finance Ltd.
	3.625%, 01/15/24		8,000	7,834,973

110

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Campbell Soup Co.
	3.300%, 03/19/25	10,000	$9,510,773
	Capital One Financial Corp.
	3.300%, 10/30/24	1,486	1,416,639
	3.200%, 02/05/25	6,400	6,050,479
	Cardinal Health, Inc.
	3.079%, 06/15/24	9,750	9,396,860
	Carrier Global Corp.
	2.242%, 02/15/25	1,244	1,157,683
	Charles Schwab Corp., Floating Rate Note, SOFR + 0.500%, FRN
(r)	3.489%, 03/18/24	3,073	3,053,377
	Cigna Corp.
	3.750%, 07/15/23	1,163	1,151,001
	3.500%, 06/15/24	3,723	3,625,582
	Cintas Corp. No. 2
	3.450%, 05/01/25	2,200	2,121,372
	CNA Financial Corp.
	3.950%, 05/15/24	2,000	1,952,121
	Constellation Energy Generation LLC
	3.250%, 06/01/25	14,900	14,127,597
	Devon Energy Corp.
	5.250%, 09/15/24	400	399,075
	Discover Bank
	2.450%, 09/12/24	3,900	3,659,994
	Discover Financial Services
	3.950%, 11/06/24	2,796	2,694,652
	Discovery Communications LLC
#	3.800%, 03/13/24	8,000	7,771,235
	Eastern Energy Gas Holdings LLC
	2.500%, 11/15/24	6,727	6,368,263
	eBay, Inc.
	2.750%, 01/30/23	3,800	3,779,456
	Edison International
	2.950%, 03/15/23	1,522	1,509,996
	3.550%, 11/15/24	3,000	2,876,462
	4.950%, 04/15/25	6,920	6,805,485
	Elevance Health, Inc.
	3.500%, 08/15/24	3,000	2,911,172
#	2.375%, 01/15/25	15,000	14,095,879
	Energy Transfer LP
	4.050%, 03/15/25	5,204	4,982,094
	Energy Transfer LP/Regency Energy Finance Corp.
	4.500%, 11/01/23	9,000	8,890,696
	Equifax, Inc.
	2.600%, 12/01/24	2,600	2,454,920
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25	2,000	1,955,022

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Fiserv, Inc.
	2.750%, 07/01/24	5,000	$4,779,119
	Flex Ltd.
	4.750%, 06/15/25	1,000	970,168
	General Motors Financial Co., Inc.
	3.250%, 01/05/23	4,350	4,337,302
	5.100%, 01/17/24	2,000	1,982,241
	1.200%, 10/15/24	2,000	1,827,462
	3.800%, 04/07/25	3,500	3,307,980
	Georgia-Pacific LLC
Ω	3.600%, 03/01/25	4,000	3,851,779
	Gilead Sciences, Inc.
	3.500%, 02/01/25	10,842	10,465,538
	GlaxoSmithKline Capital PLC
#	3.000%, 06/01/24	4,361	4,233,713
	Global Payments, Inc.
	3.750%, 06/01/23	4,000	3,959,089
	2.650%, 02/15/25	3,000	2,783,582
	Goldman Sachs Group, Inc.
#	3.625%, 01/22/23	1,198	1,195,268
	3.200%, 02/23/23	500	497,210
	3.500%, 01/23/25	5,000	4,777,091
	3.750%, 05/22/25	2,800	2,666,275
	Harley-Davidson Financial Services, Inc.
Ω	3.350%, 02/15/23	1,200	1,192,849
	Hewlett Packard Enterprise Co.
	1.450%, 04/01/24	10,750	10,172,080
	International Business Machines Corp.
#	3.625%, 02/12/24	1,750	1,719,868
	3.000%, 05/15/24	11,000	10,673,733
	John Deere Capital Corp.
#	2.050%, 01/09/25	7,000	6,591,142
	JPMorgan Chase & Co.
	3.625%, 05/13/24	493	482,932
	3.125%, 01/23/25	8,500	8,137,073
	Kemper Corp.
	4.350%, 02/15/25	7,500	7,254,928
	Kinder Morgan, Inc.
Ω	5.625%, 11/15/23	4,336	4,327,496
	L3Harris Technologies, Inc.
	3.832%, 04/27/25	3,000	2,881,501
	Laboratory Corp. of America Holdings
	3.600%, 02/01/25	763	730,985
	Lazard Group LLC
	3.750%, 02/13/25	3,085	2,967,327
	Lennar Corp.
	4.500%, 04/30/24	5,000	4,909,039
	LyondellBasell Industries NV
	5.750%, 04/15/24	570	571,562
	Marathon Petroleum Corp.
	3.625%, 09/15/24	7,000	6,762,263

111

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Morgan Stanley
	3.125%, 01/23/23	2,233	$2,225,413
	3.875%, 04/29/24	7,253	7,103,385
MPLX LP
	4.875%, 12/01/24	3,750	3,681,202
Mylan, Inc.
Ω	3.125%, 01/15/23	5,000	4,968,950
NextEra Energy Capital Holdings, Inc., Floating Rate Note, SOFR + 0.540%, FRN
(r)	3.393%, 03/01/23	7,000	6,990,673
Nuveen Finance LLC
Ω	4.125%, 11/01/24	11,250	10,895,541
Oracle Corp.
	2.950%, 11/15/24	10,000	9,547,230
#	2.500%, 04/01/25	4,000	3,737,213
	2.950%, 05/15/25	900	846,139
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.250%, 01/17/23	4,000	3,992,644
Ω	4.125%, 08/01/23	2,022	1,995,779
Phillips 66
	3.850%, 04/09/25	2,000	1,935,227
Raytheon Technologies Corp.
#	3.200%, 03/15/24	4,040	3,932,764
Ryder System, Inc.
#	3.650%, 03/18/24	8,033	7,843,482
Schlumberger Holdings Corp.
Ω	3.750%, 05/01/24	7,600	7,433,391
Simon Property Group LP
	2.000%, 09/13/24	7,937	7,459,243
Stellantis NV
	5.250%, 04/15/23	7,040	7,013,741
Truist Financial Corp.
	2.500%, 08/01/24	280	266,812
UnitedHealth Group, Inc.
#	3.500%, 02/15/24	12,000	11,803,503
Ventas Realty LP
	2.650%, 01/15/25	1,000	934,633
	3.500%, 02/01/25	9,600	9,114,341
Verizon Communications, Inc., Floating Rate Note, SOFR + 0.500%, FRN
(r)	3.532%, 03/22/24	811	804,272

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Vornado Realty LP
	3.500%, 01/15/25	10,357	$9,626,163
Waste Management, Inc.
#	2.400%, 05/15/23	2,207	2,180,169
Wells Fargo & Co.
#	3.300%, 09/09/24	10,000	9,659,906
	3.000%, 02/19/25	5,000	4,722,322
Williams Cos., Inc.
	3.900%, 01/15/25	2,843	2,743,569
Zimmer Biomet Holdings, Inc.
	3.550%, 04/01/25	3,000	2,869,860

TOTAL UNITED STATES			481,829,580

TOTAL BONDS			1,067,512,905

U.S. TREASURY OBLIGATIONS — (33.5%)
U.S. Treasury Notes
~	0.125%, 07/31/23	23,000	22,238,125
~	0.125%, 08/15/23	40,000	38,607,812
~	0.125%, 09/15/23	23,000	22,115,938
~	0.250%, 11/15/23	50,000	47,783,203
~	0.500%, 11/30/23	96,000	91,856,250
~	0.125%, 12/15/23	115,000	109,389,258
~	0.750%, 12/31/23	80,000	76,471,875
	0.125%, 01/15/24	62,000	58,718,359
~	0.375%, 04/15/24	21,000	19,742,461
«	0.250%, 05/15/24	24,000	22,445,625
~	0.250%, 06/15/24	8,000	7,457,188
~	0.375%, 08/15/24	33,000	30,624,258

TOTAL U.S. TREASURY OBLIGATIONS			547,450,352

TOTAL INVESTMENT SECURITIES (Cost $1,698,949,127)			1,614,963,257

		Shares
SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	1,542,835	17,836,713

TOTAL INVESTMENTS — (100.0%) (Cost $1,716,791,746)			$1,632,799,970

112

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CONTINUED

As of October 31, 2022, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	11,143,823	CAD	14,700,353	Citibank, N.A.	12/06/22	$350,513
USD	77,136,428	AUD	118,873,092	State Street Bank and Trust	12/28/22	957,660

Total Appreciation						$1,308,173
USD	25,210,145	NZD	44,895,279	Bank of America Corp.	01/06/23	$(917,361)

Total (Depreciation)						$(917,361)

Total Appreciation (Depreciation)						$390,812

As of October 31, 2022, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	85	03/14/23	$2,967,874	$2,961,187	$(6,687)
CBOT Soybean Futures	38	01/13/23	2,618,791	2,697,050	78,259
CBOT Soybean Meal Futures	39	01/13/23	1,557,797	1,634,490	76,693
CBOT Soybean Oil Futures	41	01/13/23	1,535,247	1,737,006	201,759
CBOT Wheat Futures	35	03/14/23	1,571,136	1,573,688	2,552
CME Lean Hogs Futures	24	02/14/23	851,784	849,120	(2,664)
CME Live Cattle Futures	30	02/28/23	1,866,445	1,869,900	3,455
COMEX Copper Futures	23	03/29/23	1,931,498	1,930,563	(935)
COMEX Gold 100 Troy Oz. Futures	38	12/28/22	6,743,240	6,234,660	(508,580)
COMEX Silver Futures	20	03/29/23	1,930,733	1,929,600	(1,133)
ICE Brent Crude Oil Futures	39	01/31/23	3,490,664	3,489,330	(1,334)
ICE Gasoil Futures	17	01/12/23	1,557,241	1,678,750	121,509
KCBT Hard Red Winter Wheat Futures	20	03/14/23	969,045	974,250	5,205
LME Nickel Futures	15	01/16/23	1,972,868	1,961,595	(11,273)
LME Nickel Futures	29	11/14/22	3,903,827	3,778,758	(125,069)
LME Primary Aluminum Futures	38	01/16/23	2,113,834	2,110,900	(2,934)
LME Primary Aluminum Futures	77	11/14/22	4,593,460	4,273,500	(319,960)
LME Zinc Futures	23	01/16/23	1,679,391	1,554,225	(125,166)
LME Zinc Futures	46	11/14/22	3,932,507	3,134,325	(798,182)
NYBOT CSC ’C’ Coffee Futures	14	03/21/23	908,302	913,763	5,461
NYBOT CSC No. 11 World Sugar Futures	63	02/28/23	1,254,970	1,267,963	12,993
NYBOT CTN No. 2 Cotton Futures	12	03/09/23	426,969	429,839	2,870
NYMEX Henry Hub Natural Gas Futures	99	12/28/22	6,882,408	6,540,930	(341,478)
NYMEX Light Sweet Crude Oil Futures	47	12/20/22	3,840,046	4,013,800	173,754
NYMEX NY Harbor ULSD Futures	9	12/30/22	1,202,001	1,323,189	121,188
NYMEX Reformulated Gasoline Blend Futures	10	12/30/22	981,571	1,032,738	51,167

Total			$63,283,649	$61,895,119	$(1,388,530)
Short Position contracts:
LME Nickel Futures	(29)	11/14/22	(3,837,517)	(3,778,758)	58,759
LME Nickel Futures	(5)	01/16/23	(655,567)	(653,865)	1,702
LME Primary Aluminum Futures	(77)	11/14/22	(4,292,878)	(4,273,500)	19,378
LME Primary Aluminum Futures	(11)	01/16/23	(613,675)	(611,050)	2,625
LME Zinc Futures	(46)	11/14/22	(3,496,630)	(3,134,325)	362,305

113

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CONTINUED

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
LME Zinc Futures	(7)	01/16/23	$(510,868)	$(473,025)	$37,843

Total			$(13,407,135)	$(12,924,523)	$482,612

Total Futures Contracts			$49,876,514	$48,970,596	$(905,918)

As of October 31, 2022, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

Reference Entity*	Counterparty**	Notional Amount		Payments received (paid) by the Fund***	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (1)	Bank of America Corp.	USD	170,202,543	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	12/24/22	—	—	$2,722,148	$2,722,148
BofA Merrill Lynch Total Return Index (2)	Bank of America Corp.	USD	178,159,195	3 Month USD UST 13-Week Bill High Discount Rate plus 0.19%	12/24/22	—	—	2,900,476	2,900,476
Citi Commodities Pre-Roll RS Total Return Index (3)	Citibank, N.A.	USD	234,010,046	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	12/30/22	—	—	917,472	917,472
Citi Custom CIVICS H Total Return Index (4)	Citibank, N.A.	USD	88,812,427	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	12/30/22	—	—	449,427	449,427
Credit Suisse Custom 141 Total Return Index (5)	Credit Suisse	USD	292,789,796	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	11/30/22	—	—	(1,285,879)	(1,285,879)
Credit Suisse Custom 57 Total Return Index (6)	Credit Suisse	USD	174,882,012	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	11/30/22	—	—	(773,335)	(773,335)
UBS UBSIB190 Custom Strategy (7)	UBS AG	USD	489,306,483	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	01/29/23	—	—	529,671	529,671

Total						—	—	$5,459,980	$5,459,980

*	Portfolio receives the price appreciation of the reference entity at maturity.
**	As of October 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $3,017,311 in connection with open total return swap contracts.
***	Payments received (paid) by the Fund are exchanged at maturity.

114

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CONTINUED

(1)	The following table represents the individual positions within the Total Return Swap as of October 31, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.54%	$6,034,853
CBOT Corn Futures	6.02%	10,239,058
NYMEX Light Sweet Crude Oil Futures	8.11%	13,810,660
ICE Brent Crude Oil Futures	7.09%	12,060,246
NYBOT CTN No. 2 Cotton Futures	0.88%	1,490,027
COMEX Gold 100 Troy Oz. Futures	12.94%	22,021,151
COMEX Copper Futures	3.88%	6,606,478
NYMEX NY Harbor ULSD Futures	2.74%	4,656,239
NYBOT CSC ’C’ Coffee Futures	1.91%	3,258,967
KCBT Hard Red Winter Wheat Futures	1.97%	3,347,535
LME Primary Aluminum Futures	3.01%	5,125,412
CME Live Cattle Futures	3.79%	6,447,904
CME Lean Hogs Futures	1.74%	2,969,667
LME Nickel Futures	2.70%	4,597,353
LME Zinc Futures	2.21%	3,756,849
NYMEX Henry Hub Natural Gas Futures	13.35%	22,730,398
ICE Gasoil Futures	3.47%	5,901,179
CBOT Soybean Futures	5.52%	9,401,743
NYBOT CSC No. 11 World Sugar Futures	2.57%	4,381,556
COMEX Silver Futures	3.85%	6,551,720
CBOT Soybean Meal Futures	3.35%	5,697,149
CBOT Wheat Futures	3.20%	5,445,873
NYMEX Reformulated Gasoline Blend Futures	2.16%	3,670,526

Total Notional Amount		$170,202,543

(2)	The following table represents the individual positions within the Total Return Swap as of October 31, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.26%	$7,580,752
CBOT Corn Futures	5.95%	10,602,887
NYMEX Light Sweet Crude Oil Futures	8.10%	14,434,496
ICE Brent Crude Oil Futures	7.35%	13,095,616
NYBOT CTN No. 2 Cotton Futures	0.90%	1,598,236
COMEX Gold 100 Troy Oz. Futures	10.27%	18,292,388
COMEX Copper Futures	3.90%	6,940,651
NYMEX NY Harbor ULSD Futures	3.28%	5,848,991
NYBOT CSC ’C’ Coffee Futures	1.97%	3,512,019
KCBT Hard Red Winter Wheat Futures	1.96%	3,486,161
LME Primary Aluminum Futures	2.41%	4,292,232
CME Live Cattle Futures	3.72%	6,636,275
CME Lean Hogs Futures	1.41%	2,508,359
LME Nickel Futures	2.16%	3,850,013
LME Zinc Futures	2.22%	3,962,580
NYMEX Henry Hub Natural Gas Futures	15.75%	28,064,917
ICE Gasoil Futures	4.14%	7,383,026
CBOT Soybean Futures	4.42%	7,869,161
NYBOT CSC No. 11 World Sugar Futures	3.06%	5,452,866
COMEX Silver Futures	3.05%	5,437,657
CBOT Soybean Meal Futures	4.02%	7,156,542

115

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CONTINUED

Futures Contract	% of Index	Notional Amount
CBOT Wheat Futures	3.11%	5,542,595
NYMEX Reformulated Gasoline Blend Futures	2.59%	4,610,775

Total Notional Amount		$178,159,195

(3)	The following table represents the individual positions within the Total Return Swap as of October 31, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.26%	$9,957,230
CBOT Corn Futures	5.95%	13,926,769
NYMEX Light Sweet Crude Oil Futures	8.10%	18,959,545
ICE Brent Crude Oil Futures	7.35%	17,200,940
NYBOT CTN No. 2 Cotton Futures	0.90%	2,099,265
COMEX Gold 100 Troy Oz. Futures	10.27%	24,026,840
COMEX Copper Futures	3.90%	9,116,465
NYMEX NY Harbor ULSD Futures	3.28%	7,682,582
NYBOT CSC ’C’ Coffee Futures	1.97%	4,612,997
KCBT Hard Red Winter Wheat Futures	1.96%	4,579,032
LME Primary Aluminum Futures	2.41%	5,637,797
CME Live Cattle Futures	3.72%	8,716,671
CME Lean Hogs Futures	1.41%	3,294,700
LME Nickel Futures	2.16%	5,056,948
LME Zinc Futures	2.22%	5,204,803
NYMEX Henry Hub Natural Gas Futures	15.75%	36,862,945
ICE Gasoil Futures	4.14%	9,697,519
CBOT Soybean Futures	4.42%	10,336,052
NYBOT CSC No. 11 World Sugar Futures	3.06%	7,162,277
COMEX Silver Futures	3.05%	7,142,299
CBOT Soybean Meal Futures	4.02%	9,400,035
CBOT Wheat Futures	3.11%	7,280,135
NYMEX Reformulated Gasoline Blend Futures	2.59%	6,056,200

Total Notional Amount		$234,010,046

(4)	The following table represents the individual positions within the Total Return Swap as of October 31, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.54%	$3,149,013
CBOT Corn Futures	6.02%	5,342,785
NYMEX Light Sweet Crude Oil Futures	8.11%	7,206,462
ICE Brent Crude Oil Futures	7.09%	6,293,089
NYBOT CTN No. 2 Cotton Futures	0.88%	777,503
COMEX Gold 100 Troy Oz. Futures	12.94%	11,490,732
COMEX Copper Futures	3.88%	3,447,289
NYMEX NY Harbor ULSD Futures	2.74%	2,429,646
NYBOT CSC ’C’ Coffee Futures	1.91%	1,700,543
KCBT Hard Red Winter Wheat Futures	1.97%	1,746,758
LME Primary Aluminum Futures	3.01%	2,674,462
CME Live Cattle Futures	3.79%	3,364,545
CME Lean Hogs Futures	1.74%	1,549,585
LME Nickel Futures	2.70%	2,398,919

116

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CONTINUED

Futures Contract	% of Index	Notional Amount
LME Zinc Futures	2.21%	1,960,340
NYMEX Henry Hub Natural Gas Futures	13.35%	11,860,821
ICE Gasoil Futures	3.47%	3,079,261
CBOT Soybean Futures	5.52%	4,905,870
NYBOT CSC No. 11 World Sugar Futures	2.57%	2,286,315
COMEX Silver Futures	3.85%	3,418,716
CBOT Soybean Meal Futures	3.35%	2,972,797
CBOT Wheat Futures	3.20%	2,841,680
NYMEX Reformulated Gasoline Blend Futures	2.16%	1,915,296

Total Notional Amount		$88,812,427

(5)	The following table represents the individual positions within the Total Return Swap as of October 31, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.26%	$12,458,334
CBOT Corn Futures	5.95%	17,424,961
NYMEX Light Sweet Crude Oil Futures	8.10%	23,721,893
ICE Brent Crude Oil Futures	7.35%	21,521,554
NYBOT CTN No. 2 Cotton Futures	0.90%	2,626,568
COMEX Gold 100 Troy Oz. Futures	10.27%	30,062,016
COMEX Copper Futures	3.90%	11,406,382
NYMEX NY Harbor ULSD Futures	3.28%	9,612,329
NYBOT CSC ’C’ Coffee Futures	1.97%	5,771,711
KCBT Hard Red Winter Wheat Futures	1.96%	5,729,215
LME Primary Aluminum Futures	2.41%	7,053,925
CME Live Cattle Futures	3.72%	10,906,165
CME Lean Hogs Futures	1.41%	4,122,278
LME Nickel Futures	2.16%	6,327,177
LME Zinc Futures	2.22%	6,512,170
NYMEX Henry Hub Natural Gas Futures	15.75%	46,122,354
ICE Gasoil Futures	4.14%	12,133,388
CBOT Soybean Futures	4.42%	12,932,311
NYBOT CSC No. 11 World Sugar Futures	3.06%	8,961,331
COMEX Silver Futures	3.05%	8,936,336
CBOT Soybean Meal Futures	4.02%	11,761,180
CBOT Wheat Futures	3.11%	9,108,793
NYMEX Reformulated Gasoline Blend Futures	2.59%	7,577,425

Total Notional Amount		$292,789,796

(6)	The following table represents the individual positions within the Total Return Swap as of October 31, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.54%	$6,200,773
CBOT Corn Futures	6.02%	10,520,565
NYMEX Light Sweet Crude Oil Futures	8.11%	14,190,364
ICE Brent Crude Oil Futures	7.09%	12,391,825
NYBOT CTN No. 2 Cotton Futures	0.88%	1,530,993
COMEX Gold 100 Troy Oz. Futures	12.94%	22,626,590
COMEX Copper Futures	3.88%	6,788,113

117

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CONTINUED

Futures Contract	% of Index	Notional Amount
NYMEX NY Harbor ULSD Futures	2.74%	4,784,256
NYBOT CSC ’C’ Coffee Futures	1.91%	3,348,567
KCBT Hard Red Winter Wheat Futures	1.97%	3,439,571
LME Primary Aluminum Futures	3.01%	5,266,328
CME Live Cattle Futures	3.79%	6,625,180
CME Lean Hogs Futures	1.74%	3,051,314
LME Nickel Futures	2.70%	4,723,750
LME Zinc Futures	2.21%	3,860,138
NYMEX Henry Hub Natural Gas Futures	13.35%	23,355,337
ICE Gasoil Futures	3.47%	6,063,424
CBOT Soybean Futures	5.52%	9,660,230
NYBOT CSC No. 11 World Sugar Futures	2.57%	4,502,020
COMEX Silver Futures	3.85%	6,731,849
CBOT Soybean Meal Futures	3.35%	5,853,784
CBOT Wheat Futures	3.20%	5,595,599
NYMEX Reformulated Gasoline Blend Futures	2.16%	3,771,442

Total Notional Amount		$174,882,012

(7)	The following table represents the individual positions within the Total Return Swap as of October 31, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.54%	$17,349,287
CBOT Corn Futures	6.02%	29,435,737
NYMEX Light Sweet Crude Oil Futures	8.11%	39,703,552
ICE Brent Crude Oil Futures	7.09%	34,671,379
NYBOT CTN No. 2 Cotton Futures	0.88%	4,283,602
COMEX Gold 100 Troy Oz. Futures	12.94%	63,307,466
COMEX Copper Futures	3.88%	18,992,621
NYMEX NY Harbor ULSD Futures	2.74%	13,385,981
NYBOT CSC ’C’ Coffee Futures	1.91%	9,369,035
KCBT Hard Red Winter Wheat Futures	1.97%	9,623,656
LME Primary Aluminum Futures	3.01%	14,734,782
CME Live Cattle Futures	3.79%	18,536,747
CME Lean Hogs Futures	1.74%	8,537,343
LME Nickel Futures	2.70%	13,216,691
LME Zinc Futures	2.21%	10,800,370
NYMEX Henry Hub Natural Gas Futures	13.35%	65,346,445
ICE Gasoil Futures	3.47%	16,964,995
CBOT Soybean Futures	5.52%	27,028,585
NYBOT CSC No. 11 World Sugar Futures	2.57%	12,596,307
COMEX Silver Futures	3.85%	18,835,200
CBOT Soybean Meal Futures	3.35%	16,378,439
CBOT Wheat Futures	3.20%	15,656,057
NYMEX Reformulated Gasoline Blend Futures	2.16%	10,552,206

Total Notional Amount		$489,306,483

118

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CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$62,330,455	—	$62,330,455
Austria	—	1,388,828	—	1,388,828
Canada	—	113,766,374	—	113,766,374
Denmark	—	7,028,417	—	7,028,417
France	—	58,638,002	—	58,638,002
Germany	—	59,141,062	—	59,141,062
Ireland	—	12,471,922	—	12,471,922
Italy	—	9,264,468	—	9,264,468
Japan	—	95,505,084	—	95,505,084
Netherlands	—	11,464,671	—	11,464,671
New Zealand	—	26,022,845	—	26,022,845
Spain	—	13,431,029	—	13,431,029
Supranational Organization Obligations	—	30,935,085	—	30,935,085
Sweden	—	33,727,468	—	33,727,468
Switzerland	—	13,316,258	—	13,316,258
United Kingdom	—	37,251,357	—	37,251,357
United States	—	481,829,580	—	481,829,580
U.S. Treasury Obligations	—	547,450,352	—	547,450,352
Securities Lending Collateral	—	17,836,713	—	17,836,713
Forward Currency Contracts**	—	390,812	—	390,812
Futures Contracts**	$(905,918)	—	—	(905,918)
Swap Agreements**	—	5,459,980	—	5,459,980

TOTAL	$(905,918)	$1,638,650,762	—	$1,637,744,844

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

119

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

DFA Commodity Strategy
Portfolio*
ASSETS:
Investment Securities at Value (including $17,455 of securities on loan)	$1,614,963
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $17,843)	17,837
Foreign Currencies at Value	125
Segregated Cash for Swaps Contracts	11,148
Cash	54,163
Receivables:
Dividends and Interest	8,572
Securities Lending Income	8
Fund Shares Sold	854
Unrealized Gain on Swap Contracts	7,519
Unrealized Gain on Forward Currency Contracts	1,308
Prepaid Expenses and Other Assets	33

Total Assets	1,716,530

LIABILITIES:
Payables:
Upon Return of Securities Loaned	15,022
Investment Securities Purchased	2,845
Fund Shares Redeemed	2,254
Due to Advisor	405
Due to Broker	1,910
Futures Margin Variation	140
Unrealized Loss on Swap Contracts	2,059
Unrealized Loss on Forward Currency Contracts	917
Payable for Swap Contracts Payments	766
Accrued Expenses and Other Liabilities	123

Total Liabilities	26,441

NET ASSETS	$1,690,089

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	322,994,800

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$5.23

Investment Securities at Cost	$1,698,949

Foreign Currencies at Cost	$125

NET ASSETS CONSIST OF:
Paid-In Capital	$2,334,237
Total Distributable Earnings (Loss)	(644,148)

NET ASSETS	$1,690,089

(1) NUMBER OF SHARES AUTHORIZED	1,800,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

DFA
Commodity Strategy
Portfolio#
Investment Income
Interest	$27,489
Income from Securities Lending	43

Total Investment Income	27,532

Expenses
Investment Management Fees	6,263
Accounting & Transfer Agent Fees	142
Custodian Fees	89
Filing Fees	79
Shareholders’ Reports	22
Directors’/Trustees’ Fees & Expenses	11
Professional Fees	30
Other	77

Total Expenses	6,713

Fees Waived, Expenses Reimbursed by Advisor (Note D)	1,298
Fees Paid Indirectly (Note D)	19

Net Expenses	5,396

Net Investment Income (Loss)	22,136

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(44,736)
Affiliated Investment Companies Shares Sold	(5)
Futures	953
Swap Contracts	110,350
Foreign Currency Transactions	(22)
Forward Currency Contracts	21,616
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(75,310)
Affiliated Investment Companies Shares	(6)
Futures	(1,625)
Swap Contracts	35,073
Translation of Foreign Currency-Denominated Amounts	(51)
Forward Currency Contracts	1,633

Net Realized and Unrealized Gain (Loss)	47,870

Net Increase (Decrease) in Net Assets Resulting from Operations	$70,006

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Commodity Strategy
	Portfolio
	Year	Year
	Ended	Ended
	Oct 31,	Oct 31,
	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$22,136	$3,378
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(44,736)	4,785
Affiliated Investment Companies Shares Sold	(5)	—
Futures	953	40,432
Swap Contracts	110,350	505,196
Foreign Currency Transactions	(22)	34
Forward Currency Contracts	21,616	(571)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(75,310)	(14,473)
Affiliated Investment Companies Shares	(6)	—
Futures	(1,625)	599
Swap Contracts	35,073	(13,549)
Translation of Foreign Currency-Denominated Amounts	(51)	26
Forward Currency Contracts	1,633	(1,611)

Net Increase (Decrease) in Net Assets Resulting from Operations	70,006	524,246

Distributions:
Institutional Class Shares	(500,400)	(3,525)
Capital Share Transactions (1):
Shares Issued	967,055	597,773
Shares Issued in Lieu of Cash Distributions	476,866	3,293
Shares Redeemed	(1,089,224)	(452,428)

Net Increase (Decrease) from Capital Share Transactions	354,697	148,638

Total Increase (Decrease) in Net Assets	(75,697)	669,359
Net Assets
Beginning of Year	1,765,786	1,096,427

End of Year	$1,690,089	$1,765,786

(1) Shares Issued and Redeemed:
Shares Issued	173,638	96,905
Shares Issued in Lieu of Cash Distributions	104,431	622
Shares Redeemed	(198,205)	(73,709)

Net Increase (Decrease) from Shares Issued and Redeemed	79,864	23,818

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Commodity Strategy Portfolio
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$7.26	$5.00	$5.46	$5.68	$5.98

Income from Investment Operations (A)
Net Investment Income (Loss)	0.07	0.01	0.06	0.11	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	0.07	2.27	(0.46)	(0.22)	(0.25)

Total from Investment Operations	0.14	2.28	(0.40)	(0.11)	(0.15)

Less Distributions:
Net Investment Income	(2.17)	(0.02)	(0.06)	(0.11)	(0.15)

Total Distributions	(2.17)	(0.02)	(0.06)	(0.11)	(0.15)

Net Asset Value, End of Year	$5.23	$7.26	$5.00	$5.46	$5.68

Total Return	6.38%	45.67%	(7.41%)	(1.99%)	(2.43%)

Net Assets, End of Year (thousands)	$1,690,089	$1,765,786	$1,096,427	$1,579,044	$1,995,988
Ratio of Expenses to Average Net Assets	0.30%	0.31%	0.33%	0.33%	0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.38%	0.40%	0.41%	0.41%	0.39%
Ratio of Net Investment Income to Average Net Assets	1.25%	0.24%	1.15%	1.99%	1.61%
Portfolio Turnover Rate	134%	114%	71%	38%	78%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended (the “1940 Act”), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, one of which, DFA Commodity Strategy Portfolio (the “Portfolio”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 in the hierarchy. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board. These securities are generally categorized as Level 2 in the hierarchy.

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Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

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C. Basis for Consolidation:

The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Portfolio’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

As of October 31, 2022, the Portfolio held a $392,270,247 investment in the Subsidiary, representing 23.21% of the Portfolio’s total net assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2022, the investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA Commodity Strategy Portfolio	0.28%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2023, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. As of October 31, 2022, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

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The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary’s average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

For the year ended October 31, 2022, approximately $1,298 (in thousands) of the Subsidiary’s management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

Additionally, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the year ended October 31, 2022, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
DFA Commodity Strategy Portfolio	$19

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2022, the total related amount paid by the Fund to the CCO was $166 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Consolidated Statement of Operations.

E. Deferred Compensation:

As of October 31, 2022, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Consolidated Statement of Assets and Liabilities as follows (amount in thousands):

DFA Commodity Strategy Portfolio	$6

F. Purchases and Sales of Securities:

For the year ended October 31, 2022, the Portfolio’s transactions related to investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Commodity Strategy Portfolio	$1,537,538	$1,759,700	$721,830	$441,941

For the year ended October 31, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the corresponding Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities or Consolidated Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
DFA Commodity Strategy Portfolio
The DFA Short Term Investment Fund	$4,237	$218,493	$204,882	$(5)	$(6)	$17,837	1,543	$275	—

Total	$4,237	$218,493	$204,882	$(5)	$(6)	$17,837	1,543	$275	—

G. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of financial and tax reporting related to the Subsidiary, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Commodity Strategy Portfolio
2021	$3,525	—	—	$3,525
2022	500,400	—	—	500,400

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Commodity Strategy Portfolio	$(12,205)	—	$(12,205)

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As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Commodity Strategy Portfolio	$103,837	—	$(33,679)	$(714,299)	$(644,141)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Commodity Strategy Portfolio	$33,679	$33,679

During the year ended October 31, 2022, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Commodity Strategy Portfolio	$2,353,399	$16,884	$(733,914)	$(717,030)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

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Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Consolidated Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Consolidated Statement of Operations as a net realized gain or loss on forward currency contracts.

3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation (whether as a single debt instrument or as part of an index of debt instruments) has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

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Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor’s Investment Committee. To the extent that the Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission (“CFTC”) currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.

Futures Activities:

The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Payments, known as “variation margin,” to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

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At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.

6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

The Subsidiary’s securities have been segregated as collateral for open futures contracts and open swaps contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2022 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**	Swap Contracts***
DFA Commodity Strategy Portfolio	$255,197	$108,670	$1,668,342

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.
***	Average Notional Value of agreements.

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The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2022	Forward Currency Contracts (1)	Commodity Futures Contracts *,(2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$10,166	$1,308	$1,339	$7,519

	Liability Derivatives Value
	Total Value at October 31, 2022	Forward Currency Contracts (4)	Commodity Futures Contracts *,(5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$(5,221)	$(917)	$(2,245)	$(2,059)

(1)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(4)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(5)	Presented on Consolidated Statement of Assets and Liabilities as Payables: Futures Margin Variation.
(6)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Swap Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Commodity Futures Contracts (2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$132,919	$21,616	$953	$110,350

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (4)	Commodity Futures Contracts (5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$35,081	$1,633	$(1,625)	$35,073

(1)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(4)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
(6)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

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Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

The following table presents the Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2022 (amounts in thousands):

		Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities					Net Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)

	Assets						Liabilities
DFA Commodity Strategy Portfolio
Credit Suisse	—	—	—	—	—	—	$2,059	$2,059	—	—	$(2,059)	—
Citibank, N.A	$1,717	$1,717	—	—	$(1,170)	$547	—	—	—	—	—	—
State Street Bank and Trust	958	958	—	—	—	958	—	—	—	—	—	—
Bank of America Corp	5,622	5,622	$(917)	—	(740)	3,965	917	917	$(917)	—	—	—
UBS AG	530	530	—	$(530)	—	—	—	—	—	—	—	—

Total	$8,827	$8,827	$(917)	$(530)	$(1,910)	$5,470	$2,976	$2,976	$(917)	—	$(2,059)	—

(a)	No amounts have been netted against the gross amounts recognized in the Consolidated Statement of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

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The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2022.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the year ended October 31, 2022.

J. Securities Lending:

As of October 31, 2022, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA Commodity Strategy Portfolio Bonds	$15,022	—	—	—	$15,022

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminates the asset segregation framework previously used by the Portfolio to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio began complying with the Derivatives Rule on August 19, 2022.

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On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Portfolio began complying with the Valuation Rule on August 1, 2022.

M. Other:

As of October 31, 2022, the following number of shareholders held the following approximate percentages of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Commodity Strategy Portfolio-Institutional Class	4	61%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of DFA Commodity Strategy Portfolio

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of DFA Commodity Strategy Portfolio and its subsidiary (one of the portfolios constituting DFA Investment Dimensions Group Inc., referred to hereafter as the “Portfolio”) as of October 31, 2022, the related consolidated statement of operations for the year ended October 31, 2022, the consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the consolidated financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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DIMENSIONAL INVESTMENT GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Large Company Portfolio vs.

S&P 500™ Index

October 31, 2012-October 31, 2022

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MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2022

U.S. equities had negative returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, lost approximately -16.52%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2022
Russell 3000® Index	-16.52%
Russell 1000® Index (large-cap stocks)	-16.38%
Russell Midcap® Index (mid-cap stocks)	-17.17%
Russell 2000® Index (small-cap stocks)	-18.54%
Russell Microcap® Index (micro-cap stocks)	-22.29%
Dow Jones U.S. Select REIT Index SM	-19.97%

Total Return for 12 Months Ended October 31, 2022
Russell 1000® Value Index (large-cap value stocks)	-7.00%
Russell 1000® Growth Index (large-cap growth stocks)	-24.60%
Russell 2000® Value Index (small-cap value stocks)	-10.73%
Russell 2000® Growth Index (small-cap growth stocks)	-26.02%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Large Company Portfolio

The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500® Index by investing in S&P 500® Index securities in approximately the same proportions as they are represented in the S&P 500® Index. As of October 31, 2022, the Portfolio held approximately 500 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, the total return was -14.71% for the Portfolio and -14.61% for the S&P 500® Index, the Portfolio’s benchmark. The Portfolio performed in line with the benchmark before fees and expenses.

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DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2022

EXPENSE TABLE

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$944.20	0.08%	$0.39
Hypothetical 5% Annual Return	$1,000.00	$1,024.80	0.08%	$0.41

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

141

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on September 28, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

U.S. Large Company Portfolio
Communication Services	7.4%
Consumer Discretionary	10.9%
Consumer Staples	6.9%
Energy	5.4%
Financials	11.4%
Health Care	15.3%
Industrials	8.3%
Information Technology	26.3%
Materials	2.5%
Real Estate	2.6%
Utilities	3.0%

100.0%

142

U.S. LARGE COMPANY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (7.3%)
* Alphabet, Inc., Class A	1,794,896	$169,635,621	1.7%
* Alphabet, Inc., Class C	1,605,138	151,942,363	1.6%
Comcast Corp., Class A	1,320,182	41,902,577	0.4%
* Meta Platforms, Inc., Class A	683,211	63,647,937	0.7%
Verizon Communications, Inc.	1,258,736	47,038,964	0.5%
* Walt Disney Co.	546,237	58,196,090	0.6%
Other Securities		184,065,897	1.8%

TOTAL COMMUNICATION SERVICES		716,429,449	7.3%

CONSUMER DISCRETIONARY — (10.7%)
* Amazon.com, Inc.	2,652,722	271,744,842	2.8%
Home Depot, Inc.	307,783	91,143,780	0.9%
McDonald’s Corp.	220,427	60,101,626	0.6%
* Tesla, Inc.	797,281	181,413,319	1.9%
Other Securities		455,725,969	4.6%

TOTAL CONSUMER DISCRETIONARY		1,060,129,536	10.8%

CONSUMER STAPLES — (6.8%)
Coca-Cola Co.	1,165,900	69,779,115	0.7%
Costco Wholesale Corp.	132,696	66,547,044	0.7%
PepsiCo, Inc.	413,377	75,060,996	0.8%
Philip Morris International, Inc.	464,695	42,682,236	0.4%
Procter & Gamble Co.	715,573	96,366,216	1.0%
Walmart, Inc.	427,058	60,783,165	0.6%
Other Securities		263,950,165	2.7%

TOTAL CONSUMER STAPLES		675,168,937	6.9%

ENERGY — (5.3%)
Chevron Corp.	539,276	97,555,028	1.0%
ConocoPhillips	381,537	48,108,000	0.5%
Exxon Mobil Corp.	1,247,723	138,260,186	1.4%
Other Securities		237,377,372	2.4%

TOTAL ENERGY		521,300,586	5.3%

FINANCIALS — (11.3%)
Bank of America Corp.	2,093,900	75,464,156	0.8%
* Berkshire Hathaway, Inc., Class B	540,290	159,434,176	1.6%
JPMorgan Chase & Co.	878,092	110,534,221	1.1%
Wells Fargo & Co.	1,136,657	52,274,855	0.5%
Other Securities		712,350,855	7.3%

TOTAL FINANCIALS		1,110,058,263	11.3%

HEALTH CARE — (15.1%)
Abbott Laboratories	524,792	51,922,921	0.5%
AbbVie, Inc.	529,577	77,530,073	0.8%
Amgen, Inc.	160,351	43,350,893	0.4%
Bristol-Myers Squibb Co.	639,938	49,575,997	0.5%
Danaher Corp.	195,639	49,236,467	0.5%
Eli Lilly & Co.	236,194	85,523,485	0.9%
Johnson & Johnson	787,136	136,938,050	1.4%
Merck & Co., Inc.	758,781	76,788,637	0.8%

143

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
	Pfizer, Inc.	1,680,969	$78,249,107	0.8%
	Thermo Fisher Scientific, Inc.	117,387	60,333,396	0.6%
	UnitedHealth Group, Inc.	280,021	155,453,658	1.6%
	Other Securities		630,015,915	6.4%

TOTAL HEALTH CARE			1,494,918,599	15.2%

INDUSTRIALS — (8.2%)
	Honeywell International, Inc.	201,968	41,205,511	0.4%
	Raytheon Technologies Corp.	442,635	41,970,651	0.4%
	Other Securities		722,868,566	7.4%

TOTAL INDUSTRIALS			806,044,728	8.2%

INFORMATION TECHNOLOGY — (25.9%)
	Accenture PLC, Class A	189,544	53,811,542	0.6%
*	Adobe, Inc.	140,277	44,678,224	0.5%
	Apple, Inc.	4,520,520	693,176,690	7.1%
	Broadcom, Inc.	120,996	56,882,640	0.6%
	Cisco Systems, Inc.	1,240,783	56,368,772	0.6%
	Mastercard, Inc., Class A	255,536	83,861,804	0.9%
#	Microsoft Corp.	2,231,811	518,070,287	5.3%
	NVIDIA Corp.	749,807	101,201,451	1.0%
	QUALCOMM, Inc.	336,689	39,614,828	0.4%
*	Salesforce, Inc.	298,208	48,485,639	0.5%
	Texas Instruments, Inc.	273,889	43,994,790	0.5%
#	Visa, Inc., Class A	489,597	101,424,915	1.0%
	Other Securities		719,858,128	7.1%

TOTAL INFORMATION TECHNOLOGY			2,561,429,710	26.1%

MATERIALS — (2.5%)
	Linde PLC	149,383	44,419,035	0.5%
	Other Securities		203,243,849	2.0%

TOTAL MATERIALS			247,662,884	2.5%

REAL ESTATE — (2.6%)
	Other Securities		257,921,165	2.6%

UTILITIES — (2.9%)
	NextEra Energy, Inc.	588,901	45,639,827	0.5%
	Other Securities		243,505,443	2.5%

TOTAL UTILITIES			289,145,270	3.0%

TOTAL COMMON STOCKS (Cost $2,936,651,357)			9,740,209,127	99.2%

TEMPORARY CASH INVESTMENTS — (0.0%)
	State Street Institutional U.S. Government Money Market Fund, 3.010%	3,238,169	3,238,169	0.0%

SECURITIES LENDING COLLATERAL — (1.4%)
@§	The DFA Short Term Investment Fund	11,703,174	135,300,391	1.4%

TOTAL INVESTMENTS—(100.0%) (Cost $3,075,197,570)			$9,878,747,687	100.6%

144

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

As of October 31, 2022, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	337	12/16/22	$65,041,056	$65,428,550	$387,494

Total Futures Contracts			$65,041,056	$65,428,550	$387,494

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$716,429,449	—	—	$716,429,449
Consumer Discretionary	1,060,129,536	—	—	1,060,129,536
Consumer Staples	675,168,937	—	—	675,168,937
Energy	521,300,586	—	—	521,300,586
Financials	1,110,058,263	—	—	1,110,058,263
Health Care	1,494,918,599	—	—	1,494,918,599
Industrials	806,044,728	—	—	806,044,728
Information Technology	2,561,429,710	—	—	2,561,429,710
Materials	247,662,884	—	—	247,662,884
Real Estate	257,921,165	—	—	257,921,165
Utilities	289,145,270	—	—	289,145,270
Temporary Cash Investments	3,238,169	—	—	3,238,169
Securities Lending Collateral	—	$135,300,391	—	135,300,391
Futures Contracts**	387,494	—	—	387,494

TOTAL	$9,743,834,790	$135,300,391	—	$9,879,135,181

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

145

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

U.S. Large Company Portfolio*
ASSETS:
Investment Securities at Value (including $200,201 of securities on loan)	$9,740,210
Temporary Cash Investments at Value & Cost	3,238
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $135,308)	135,300
Segregated Cash for Futures Contracts	3,370
Cash	11,043
Receivables:
Investment Securities Sold	56,078
Dividends and Interest	7,224
Securities Lending Income	19
Fund Shares Sold	4,907
Prepaid Expenses and Other Assets	56

Total Assets	9,961,445

LIABILITIES:
Payables:
Upon Return of Securities Loaned	74,909
Investment Securities Purchased	60,499
Fund Shares Redeemed	5,154
Due to Advisor	422
Futures Margin Variation	3,074
Accrued Expenses and Other Liabilities	641

Total Liabilities	144,699

NET ASSETS	$9,816,746

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $9,816,746 and shares outstanding of 356,280,155	$27.55

NUMBER OF SHARES AUTHORIZED	900,000,000

Investment Securities at Cost	$2,936,651

NET ASSETS CONSIST OF:
Paid-In Capital	$2,601,677
Total Distributable Earnings (Loss)	7,215,069

NET ASSETS	$9,816,746

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

146

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

U.S. Large Company Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $38)	$168,407
Income from Securities Lending	149

Total Investment Income	168,556

Fund Expenses
Investment Management Fees	6,547
Accounting & Transfer Agent Fees	1,684
S&P 500® Fees	183
Custodian Fees	137
Filing Fees	115
Shareholders’ Reports	226
Directors’/Trustees’ Fees & Expenses	49
Professional Fees	153
Previously Waived Fees Recovered by Advisor (Note C)	114
Other	232

Total Fund Expenses	9,440

Fees Waived, Expenses Reimbursed by Advisor (Note C)	711

Net Expenses	8,729

Net Investment Income (Loss)	159,827

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	492,366
Affiliated Investment Companies Shares Sold	(19)
Futures	(10,134)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,364,904)
Affiliated Investment Companies Shares	(9)
Futures	36

Net Realized and Unrealized Gain (Loss)	(1,882,664)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,722,837)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

147

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Company Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$159,827	$157,081
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	492,366	726,997
Affiliated Investment Companies Shares Sold	(19)	1
Futures	(10,134)	6,547
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,364,904)	3,024,256
Affiliated Investment Companies Shares	(9)	(6)
Futures	36	758

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,722,837)	3,915,634

Distributions:
Institutional Class Shares	(792,204)	(395,160)
Capital Share Transactions (1):
Shares Issued	1,294,694	1,206,555
Shares Issued in Lieu of Cash Distributions	741,569	367,657
Shares Redeemed	(2,012,336)	(2,349,587)

Net Increase (Decrease) from Capital Share Transactions	23,927	(775,375)

Total Increase (Decrease) in Net Assets	(2,491,114)	2,745,099
Net Assets
Beginning of Year	12,307,860	9,562,761

End of Year	$9,816,746	$12,307,860

(1) Shares Issued and Redeemed:
Shares Issued	43,150	39,616
Shares Issued in Lieu of Cash Distributions	22,923	12,970
Shares Redeemed	(65,948)	(77,430)

Net Increase (Decrease) from Shares Issued and Redeemed	125	(24,844)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.

See accompanying Notes to Financial Statements.

148

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Company Portfolio
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$34.56	$25.10	$23.48	$21.06	$20.05

Income from Investment Operations (A)
Net Investment Income (Loss)	0.44	0.43	0.44	0.44	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.21)	10.09	1.77	2.50	1.05

Total from Investment Operations	(4.77)	10.52	2.21	2.94	1.46

Less Distributions:
Net Investment Income	(0.40)	(0.43)	(0.47)	(0.39)	(0.39)
Net Realized Gains	(1.84)	(0.63)	(0.12)	(0.13)	(0.06)

Total Distributions	(2.24)	(1.06)	(0.59)	(0.52)	(0.45)

Net Asset Value, End of Year	$27.55	$34.56	$25.10	$23.48	$21.06

Total Return	(14.71%)	42.87%	9.63%	14.29%	7.25%

Net Assets, End of Year (thousands)	$9,816,746	$12,307,860	$9,562,761	$9,786,391	$8,517,069
Ratio of Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.09%	0.09%	0.09%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.46%	1.39%	1.83%	2.02%	1.90%
Portfolio Turnover Rate	2%	4%	3%	3%	5%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

149

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, the U.S. Large Company Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held by the Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

150

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2022, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

U.S. Large Company Portfolio	0.06%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2023, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2022, the Portfolio had an expense limit based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2022, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Portfolio is less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

151

Previously
		Recovery		Waived Fees/
	Expense	of Previously	Waived Fees/	Expenses Assumed
	Limitation	Waived Fees/	Expenses	Subject to Future
Institutional Class Shares	Amount	Expenses Assumed	Assumed	Recovery
U.S. Large Company Portfolio (1)	0.08%	$114	$711	$2,538

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) (“Portfolio Expenses”) of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio’s average net assets (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2022, the total related amounts paid by the Fund to the CCO were $20 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of October 31, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

U.S. Large Company Portfolio	$100

E. Purchases and Sales of Securities:

For the year ended October 31, 2022, the Portfolio’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
U.S. Large Company Portfolio	$261,637	$906,721

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$5,511	$576,538	$446,721	$(19)	$(9)	$135,300	11,703	$395	—

Total	$5,511	$576,538	$446,721	$(19)	$(9)	$135,300	11,703	$395	—

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F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, and foreign capital gains tax reclass, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term	Tax Exempt
	Capital Gains	Capital Gains	Income	Total
U.S. Large Company Portfolio
2021	$159,251	$235,909	—	$395,160
2022	147,910	644,294	—	792,204

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
U.S. Large Company Portfolio	$(12,267)	$(25,689)	$(37,956)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
U.S. Large Company Portfolio	—	$426,910	—	$6,788,260	$7,215,170

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2022, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

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As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
U.S. Large Company Portfolio	$3,090,489	$6,942,574	$(154,315)	$6,788,259

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

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The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2022 was as follows (amount in thousands):

Futures*
U.S. Large Company Portfolio	$31,275

*	Average Notional Value of futures contracts.

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value
	at	Equity
	October 31, 2022	Contracts *,(1)
U.S. Large Company Portfolio	$387	$387

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s direct investment in derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2022 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
		Equity
	Total	Contracts (1)
U.S. Large Company Portfolio	$(10,134)	$(10,134)

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
U.S. Large Company Portfolio	$36	$36

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

155

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the year ended October 31, 2022, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 10/31/2022
U.S. Large Company Portfolio	1.46%	$5,523	31	$7	$18,454	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2022, activity by the Portfolio under the interfund lending program was as follows (amounts in thousands, except percentages and days):

		Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Borrower or	Average	Average Loan	Days	Expense/	Borrowed/Loaned	Borrowings
	Lender	Interest Rate	Balance	Outstanding*	Income	During the Period	as of 10/31/2022
U.S. Large Company Portfolio	Borrower	3.44%	$20,000	3	$6	$20,000	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022 that the Portfolio utilized the interfund lending program.

I. Securities Lending:

As of October 31, 2022, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, the Portfolio received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash
Collateral
Market
Value
U.S. Large Company Portfolio	$70,104

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The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2022
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Large Company Portfolio Common Stocks	$74,909	—	—	—	$74,909

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The

157

amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminates the asset segregation framework previously used by the Portfolio to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Portfolio began complying with the Valuation Rule on August 1, 2022.

L. Other:

As of October 31, 2022, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
U.S. Large Company Portfolio-Institutional Class	4	70%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

158

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of U.S. Large Company Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of U.S. Large Company Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., referred to hereafter as the “Portfolio”) as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

159

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The U.S. Large Cap Value Series vs.

Russell 1000™ Value Index

October 31, 2012-October 31, 2022

160

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2022

U.S. equities had negative returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, lost approximately -16.52%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2022

Russell 3000® Index	-16.52%
Russell 1000® Index (large-cap stocks)	-16.38%
Russell Midcap® Index (mid-cap stocks)	-17.17%
Russell 2000® Index (small-cap stocks)	-18.54%
Russell Microcap® Index (micro-cap stocks)	-22.29%
Dow Jones U.S. Select REIT Index SM	-19.97%

Total Return for 12 Months Ended October 31, 2022

Russell 1000® Value Index (large-cap value stocks)	-7.00%
Russell 1000® Growth Index (large-cap growth stocks)	-24.60%
Russell 2000® Value Index (small-cap value stocks)	-10.73%
Russell 2000® Growth Index (small-cap growth stocks)	-26.02%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Large Cap Value Series

The U.S. Large Cap Value Series is designed to capture the returns of U.S. large company low relative price (value) stocks. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap value segment of the U.S. market. As of October 31, 2022, the Series held approximately 350 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2022, total returns were -3.45% for the Series and -7.00% for the Russell 1000® Value Index, the Series’ benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Series’ greater emphasis on value stocks as compared to the benchmark contributed positively to the Series’ relative performance. The Series’ emphasis on higher-profitability stocks within the large-cap value segment of the U.S. market also contributed positively to relative performance, as these stocks outperformed. Additionally, the Series’ exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed.

161

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2022

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/22	10/31/22	Ratio (1)	Period (1)
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$994.00	0.11%	$0.55
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

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THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on September 28, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

The U.S. Large Cap Value Series
Communication Services	7.6%
Consumer Discretionary	5.2%
Consumer Staples	6.1%
Energy.	16.0%
Financials	19.9%
Health Care.	17.2%
Industrials.	11.6%
Information Technology	7.9%
Materials.	7.8%
Real Estate.	0.4%
Utilities.	0.3%

100.0%

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THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.1%)
COMMUNICATION SERVICES — (7.4%)
	AT&T, Inc.	19,723,621	$359,561,611	1.3%
	Comcast Corp., Class A	13,738,104	436,047,421	1.6%
*	T-Mobile U.S., Inc.	1,448,419	219,522,384	0.8%
	Verizon Communications, Inc.	11,228,072	419,593,051	1.6%
#*	Walt Disney Co.	1,947,638	207,501,352	0.8%
	Other Securities		388,431,685	1.4%

TOTAL COMMUNICATION SERVICES			2,030,657,504	7.5%

CONSUMER DISCRETIONARY — (5.1%)
#	DR Horton, Inc.	2,494,501	191,777,237	0.7%
	General Motors Co.	4,563,422	179,114,313	0.7%
	Other Securities		1,028,297,049	3.8%

TOTAL CONSUMER DISCRETIONARY			1,399,188,599	5.2%

CONSUMER STAPLES — (5.9%)
#	General Mills, Inc.	2,002,753	163,384,590	0.6%
	Kroger Co.	3,345,475	158,207,513	0.6%
	Mondelez International, Inc., Class A	3,063,492	188,343,488	0.7%
	Walmart, Inc.	3,424,187	487,364,536	1.8%
	Other Securities		636,769,324	2.3%

TOTAL CONSUMER STAPLES			1,634,069,451	6.0%

ENERGY — (15.5%)
#	Chevron Corp.	4,558,886	824,702,477	3.0%
	ConocoPhillips	5,185,429	653,830,743	2.4%
#	EOG Resources, Inc.	1,168,138	159,474,200	0.6%
#	Exxon Mobil Corp.	10,590,425	1,173,524,994	4.3%
	Marathon Petroleum Corp.	1,358,505	154,353,338	0.6%
	Schlumberger NV	3,057,917	159,103,421	0.6%
	Other Securities		1,163,338,010	4.3%

TOTAL ENERGY.			4,288,327,183	15.8%

FINANCIALS — (19.3%)
	Bank of America Corp.	8,609,381	310,282,127	1.2%
#*	Berkshire Hathaway, Inc., Class B	1,859,637	548,760,282	2.0%
	Capital One Financial Corp.	1,481,150	157,031,523	0.6%
#	Citigroup, Inc.	3,688,797	169,168,230	0.6%
	Goldman Sachs Group, Inc.	976,089	336,272,421	1.2%
	Hartford Financial Services Group, Inc.	2,234,680	161,813,179	0.6%
	JPMorgan Chase & Co.	7,481,873	941,818,173	3.5%
	Morgan Stanley	2,962,680	243,443,416	0.9%
	Travelers Cos., Inc.	1,083,770	199,912,214	0.7%
	Wells Fargo & Co.	5,911,149	271,853,743	1.0%
	Other Securities		1,991,320,994	7.4%

TOTAL FINANCIALS			5,331,676,302	19.7%

HEALTH CARE — (16.7%)
#	Bristol-Myers Squibb Co.	4,546,581	352,223,630	1.3%
	Cigna Corp.	998,289	322,507,244	1.2%
	CVS Health Corp.	2,930,610	277,528,767	1.0%
	Danaher Corp.	936,418	235,668,318	0.9%

164

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Elevance Health, Inc.	771,124	$421,627,470	1.6%
Gilead Sciences, Inc.	2,211,205	173,491,144	0.7%
Humana, Inc.	441,277	246,267,868	0.9%
Laboratory Corp. of America Holdings	683,569	151,656,618	0.6%
Medtronic PLC	2,002,037	174,857,912	0.7%
Pfizer, Inc.	17,020,200	792,290,310	2.9%
Thermo Fisher Scientific, Inc.	756,496	388,816,249	1.4%
Other Securities		1,077,834,540	3.9%

TOTAL HEALTH CARE		4,614,770,070	17.1%

INDUSTRIALS — (11.3%)
Eaton Corp. PLC	987,794	148,238,246	0.6%
Norfolk Southern Corp.	780,147	177,928,126	0.7%
Raytheon Technologies Corp.	1,827,270	173,261,741	0.6%
Republic Services, Inc.	1,829,777	242,665,026	0.9%
Other Securities		2,374,579,574	8.7%

TOTAL INDUSTRIALS		3,116,672,713	11.5%

INFORMATION TECHNOLOGY — (7.7%)
# HP, Inc.	9,328,511	257,653,474	1.0%
Intel Corp.	12,556,858	356,991,473	1.3%
Micron Technology, Inc.	3,751,374	202,949,333	0.8%
Other Securities		1,293,571,158	4.7%

TOTAL INFORMATION TECHNOLOGY		2,111,165,438	7.8%

MATERIALS — (7.5%)
Freeport-McMoRan, Inc.	5,097,835	161,550,391	0.6%
* Linde PLC	775,637	230,635,662	0.9%
# Nucor Corp.	1,985,067	260,798,103	1.0%
# Steel Dynamics, Inc.	1,686,863	158,649,465	0.6%
Other Securities		1,262,064,050	4.6%

TOTAL MATERIALS		2,073,697,671	7.7%

REAL ESTATE — (0.4%)
Other Securities		102,269,222	0.4%

UTILITIES — (0.3%)
Other Securities		76,579,795	0.3%

TOTAL COMMON STOCKS (Cost $16,275,340,734)		26,779,073,948	99.0%

TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 3.010%	264,660,566	264,660,566	1.0%

SECURITIES LENDING COLLATERAL — (1.9%)
@§ The DFA Short Term Investment Fund	45,100,100	521,402,250	1.9%

TOTAL INVESTMENTS—(100.0%) (Cost $17,061,542,735)		$27,565,136,764	101.9%

165

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

As of October 31, 2022, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	882	12/16/22	$178,906,459	$171,240,300	$(7,666,159)

Total Futures Contracts			$178,906,459	$171,240,300	$(7,666,159)

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,030,657,504	—	—	$2,030,657,504
Consumer Discretionary	1,399,188,599	—	—	1,399,188,599
Consumer Staples	1,634,069,451	—	—	1,634,069,451
Energy	4,288,327,183	—	—	4,288,327,183
Financials	5,331,676,302	—	—	5,331,676,302
Health Care	4,614,770,070	—	—	4,614,770,070
Industrials	3,116,672,713	—	—	3,116,672,713
Information Technology	2,111,165,438	—	—	2,111,165,438
Materials	2,073,697,671	—	—	2,073,697,671
Real Estate	102,269,222	—	—	102,269,222
Utilities	76,579,795	—	—	76,579,795
Temporary Cash Investments	264,660,566	—	—	264,660,566
Securities Lending Collateral	—	$521,402,250	—	521,402,250
Futures Contracts**	(7,666,159)	—	—	(7,666,159)

TOTAL	$27,036,068,355	$521,402,250	—	$27,557,470,605

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

166

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands)

The U.S. Large Cap Value Series*
ASSETS:
Investment Securities at Value (including $731,508 of securities on loan)	$26,779,074
Temporary Cash Investments at Value & Cost	264,661
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $521,541)	521,402
Segregated Cash for Futures Contracts	8,820
Receivables:
Investment Securities Sold	6,614
Dividends and Interest	29,653
Securities Lending Income	142

Total Assets	27,610,366

LIABILITIES:
Payables:
Upon Return of Securities Loaned	513,007
Investment Securities Purchased	47,015
Due to Advisor	2,154
Futures Margin Variation	1,246
Accrued Expenses and Other Liabilities	963

Total Liabilities	564,385

NET ASSETS	$27,045,981

Investment Securities at Cost	$16,275,341

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

167

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

The U.S. Large Cap Value Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $45)	$645,606
Income from Securities Lending	652

Total Investment Income	646,258

Expenses
Investment Management Fees	28,078
Accounting & Transfer Agent Fees	3
Custodian Fees	342
Shareholders’ Reports	38
Directors’/Trustees’ Fees & Expenses	130
Professional Fees	330
Other	573

Total Expenses	29,494

Net Expenses	29,494

Net Investment Income (Loss)	616,764

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	753,310
Affiliated Investment Companies Shares Sold	(30)
Futures	(16,355)
Foreign Currency Transactions	(2)
In-Kind Redemptions	46,523
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,352,364)
Affiliated Investment Companies Shares	(147)
Futures	(16,326)

Net Realized and Unrealized Gain (Loss)	(1,585,391)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(968,627)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

168

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The U.S. Large Cap Value Series
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$616,764	$541,698
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	753,310	1,388,344
Affiliated Investment Companies Shares Sold	(30)	16
Futures	(16,355)	49,910
Foreign Currency Transactions	(2)	—
In-Kind Redemptions	46,523	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,352,364)	8,413,121
Affiliated Investment Companies Shares	(147)	(20)
Futures	(16,326)	12,740

Net Increase (Decrease) in Net Assets Resulting from Operations	(968,627)	10,405,809

Transactions in Interest:
Contributions	972,772	808,201
Withdrawals	(2,778,807)	(3,547,772)

Net Increase (Decrease) from Transactions in Interest	(1,806,035)	(2,739,571)

Total Increase (Decrease) in Net Assets	(2,774,662)	7,666,238
Net Assets
Beginning of Year	29,820,643	22,154,405

End of Year	$27,045,981	$29,820,643

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.

See accompanying Notes to Financial Statements.

169

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Total Return	(3.45%)	48.85%	(11.42%)	7.15%	2.95%
Net Assets, End of Year (thousands)	$27,045,981	$29,820,643	$22,154,405	$29,929,678	$29,242,795
Ratio of Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.20%	1.92%	2.53%	2.50%	2.14%
Portfolio Turnover Rate	10%	10%	4%	10%	13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

170

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust consists of ten operational portfolios, one of which, The U.S. Large Cap Value Series (the “Series”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

171

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2022, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

The U.S. Large Cap Value Series	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2022, the total related amounts paid by the Trust to the CCO were $28 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

172

D. Deferred Compensation:

As of October 31, 2022, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

The U.S. Large Cap Value Series	$156

E. Purchases and Sales of Securities:

For the year ended October 31, 2022, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The U.S. Large Cap Value Series	$2,680,600	$3,677,661

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
The U.S. Large Cap Value Series
The DFA Short Term
Investment Fund	$155,780	$4,248,436	$3,882,637	$(30)	$(147)	$521,402	45,100	$3,799	—

Total	$155,780	$4,248,436	$3,882,637	$(30)	$(147)	$521,402	45,100	$3,799	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners.

As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$17,036,981	$11,234,320	$(713,829)	$10,520,491

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

173

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’ financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

1. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2022 was as follows (amount in thousands):

Futures*
The U.S. Large Cap Value Series	$191,772

*	Average Notional Value of futures contracts.

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2022 (amounts in thousands):

	Liability Derivatives Value
	Total Value at October 31, 2022	Equity Contracts *,(1)
The U.S. Large Cap Value Series	$(7,665)	$(7,665)

(1)	Presented on Statement of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

174

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The U.S. Large Cap Value Series	$(16,355)	$(16,355)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The U.S. Large Cap Value Series	$(16,326)	$(16,326)

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

There were no borrowings by the Series under the lines of credit during the year ended October 31, 2022.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

175

The Series did not use the interfund lending program during the year ended October 31, 2022.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2022, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the year ended October 31, 2022, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The U.S. Large Cap Value Series	$275,408	$282,808	$33,436

J. Securities Lending:

As of October 31, 2022, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
The U.S. Large Cap Value Series	$227,152

The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The U.S. Large Cap Value Series Common Stocks	$513,007	—	—	—	$513,007

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. In-Kind Redemptions:

During the year ended October 31, 2022, the Series realized net gains (losses) on in-kind redemptions as follows (amount in thousands):

The U.S. Large Cap Value Series	$46,523

M. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Series’ financial statements.

177

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminates the asset segregation framework previously used by the Series to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Series began complying with the Valuation Rule on August 1, 2022.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The U.S. Large Cap Value Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of The U.S. Large Cap Value Series (one of the series constituting The DFA Investment Trust Company, hereafter referred to as the “Series”) as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Series as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

179

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations committee and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were three Nominating Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were four Strategy Committee meetings held during the fiscal year ended October 31, 2022.

The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held for the Trust during the fiscal year ended October 31, 2022.

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Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

181

Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since December 2021	Robert E. McDonough Professor of Business Administration and Finance, McDonough School of Business, Georgetown University (since 2003); Director, Georgetown Center for Financial Markets and Policy (since 2010); and Vice Provost of Faculty (2016-2020), Georgetown University.	147 portfolios in 5 investment companies	Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008- 2021) (22 funds); Director, REAN Cloud (technology) (2015-2018); Director, FBR & Co. (investment banking) (2011- 2017); and Director, Brightwood Capital Advisors, L.P. (private equity) (2013- 2020).

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM- Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	147 portfolios in 5 investment companies	None

182

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	147 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	147 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- 2018).

Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since December 2021	Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management; Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).	147 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	147 portfolios in 5 investment companies	Director (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (2 investment companies within the fund complex) (13 portfolios) (since 2009).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since December 2021	Professor of Finance, Yale School of Management (since 2004).	147 portfolios in 5 investment companies	Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (since 2017); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, KCG Holdings (trading company) (January 2017-July 2017).

183

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years

Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018-2019). Formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021).	147 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

184

Interested Directors/Trustees

The following interested Directors are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director Co-Chief Executive Officer	Director since December 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and Dimensional ETF Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Head of Global Financial Advisor Services for Dimensional Fund Advisors LP (since 2007) and Dimensional Investment LLC (since 2017); Formerly, Vice President (2007 – 2017) of all the DFA Entities; Formerly, Head of Global Advisor Services for Dimensional Investment LLC (2011-2017).	147 portfolios in 5 investment companies	None

Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director Co-Chief Executive Officer and Chief Investment Officer	Chairman and Director since December 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of Dimensional Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director, Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of the DFA Entities; Formerly, Vice President (2007 – 2017) of the DFA Entities; Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of Dimensional Fund Advisors Canada ULC. Formerly, Director of Dimensional Fund Advisors Pte. Ltd. (2017-2018) and Dimensional Fund Advisors Ltd. (2018-2021).	147 portfolios in 5 investment companies	None

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: the Fund; DIG; DFAITC; DEM; and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

185

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•  all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019	Vice President and Assistant Secretary of • DFAIDG, DIG, DFAITC and DEM (since 2019) • Dimensional ETF Trust (since 2020) Vice President (since January 2018) of • Dimensional Holdings Inc.

186

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
• Dimensional Fund Advisors LP • Dimensional Investment LLC • DFA Securities LLC

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•  all the DFA Entities (since 2017)

•  Dimensional ETF Trust (since 2020)

Director and Vice President (since 2016) of

•  Dimensional Japan Ltd.

Chairman (since 2018) of

•  Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

•  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•  DFA Australia Limited

Director (since 2016) of

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Hong Kong Limited

Vice President of

•  Dimensional Advisors Ltd. (since 2016)

•  Dimensional Hong Kong Limited (since 2016)

•  Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016-2021) of

•  Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016-2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019-2020) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•  Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•  the DFA Fund Complex

Executive Vice President (since January 2020)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Chief Operating Officer (since December 2019)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Vice President (since 2020) of

•  DFA Australia Limited

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Ireland Limited

•  Dimensional Japan Ltd.

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020-June 2021) of

187

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  the DFA Fund Complex

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

•  Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

•  BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•  the DFA Fund Complex

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Canada ULC

•  DFA Securities LLC

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors LP

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Holdings Inc.

•  Dimensional Hong Kong Limited

•  Dimensional Investment LLC

Vice President (since March 2021) of

•  Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of

•  Lord Abbett & Co. LLC

Formerly, Chief Financial Officer (2017 - 2020), and Treasurer (2003 – 2017) of

•  Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

•  Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) of

•  all the DFA Entities

Vice President (since 2020) of

•  Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•  Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017-2019) of

•  all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President of

•  all the DFA Entities (since 2015)

•  Dimensional Fund Advisors Ltd. (since 2015)

•  Dimensional ETF Trust (since 2020)

•  DFA Australia Limited (since 2020)

•  Dimensional Fund Advisors Canada ULC (since 2020)

•  Dimensional Ireland Limited (since 2020)

Assistant Treasurer of

188

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
• DFAIDG, DIG, DFAITC and DEM (since 2017) • Dimensional ETF Trust (since 2020)

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Director (May 2019 – January 2021) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•  OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

•  DFAIDG, DIG, DFAITC and DEM (since 2017)

•  Dimensional ETF Trust (since 2020)

General Counsel of

•  all the DFA Entities (since 2001)

•  Dimensional Fund Advisors LP (since 2006)

•  Dimensional Holdings Inc (since 2006)

•  Dimensional Investment LLC (since 2009)

•  DFA Canada LLC (since 2009)

•  Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  DFA Securities LLC

•  Dimensional Investment LLC

Secretary of

•  Dimensional Fund Advisors LP (since 2006)

•  Dimensional Holdings Inc. (since 2006)

•  DFA Securities LLC (since 2006)

•  Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•  Dimensional Fund Advisors Canada ULC (since 2003)

•  DFA Canada LLC (since 2009)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd (since 2014)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

•  Dimensional Hong Kong Limited

Director of

•  Dimensional Australia Limited (since 2007)

•  Dimensional Funds plc (since 2002)

•  Dimensional Funds II plc (since 2006)

•  Director of Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd. (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

189

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Ireland Limited (since 2018)

Formerly, Vice President and Secretary (2010 – 2014) of

•  Dimensional Smart Nest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•  DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of

•  Dimensional Fund Advisors LP (1997 – 2017)

•  Dimensional Holdings Inc. (2006 – 2017)

•  DFA Securities LLC (1997 – 2017)

•  Dimensional Investment LLC (2009 – 2017)

Formerly, Director (2002 – 2021) of

•  Dimensional Fund Advisors Ltd.

Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

•  the DFA Fund Complex

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013-2020) of:

•  DFA Fund Complex

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Formerly, Vice President (2013-2020) of:

•  DFA Fund Complex

Formerly, Director (2019-2021) of:

•  Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President and Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)

•  Dimensional ETF Trust (since 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Vice President of

•  DFA Securities LLC (since 2010)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Canada ULC (since 2016)

Assistant Secretary (since 2016) of

•  DFA Securities LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020	Chief Compliance Officer (since 2020) • the DFA Fund Complex • Vice President (since 2016) of • DFA Securities LLC • Dimensional Fund Advisors LP • Dimensional Holdings Inc.

190

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer

•  Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan

•  Dimensional Investment Advisors LP (April 2017 – January 2020)

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer (since 2020) of

•  the DFA Fund Complex

Vice President

•  Dimensional Holdings Inc. (since 2016)

•  Dimensional Fund Advisors LP (since 2016)

•  Dimensional Investment LLC (since 2016)

•  DFA Securities LLC (since 2016)

•  Dimensional Fund Advisors Canada ULC (since 2020)

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

191

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at https://www.dimensional.com/us-en/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

192

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2022. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2022 (e.g., IRS Form 1099-DIV) will be provided in early 2023. Shareholders should refer to these statements in preparing their calendar year 2022 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2022.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Enhanced U.S. Large Company Portfolio	2%	41%	57%	—	—	100%	—	—	—	—	—	—	100%
U.S. Large Cap Equity Portfolio	28%	—	72%	—	—	100%	100%	100%	—	—	—	—	—
U.S. Large Cap Value Portfolio	40%	—	60%	—	—	100%	100%	100%	—	—	—	—	—
U.S. Targeted Value Portfolio	17%	9%	74%	—	—	100%	100%	100%	—	—	—	1%	100%
U.S. Small Cap Value Portfolio	15%	7%	78%	—	—	100%	100%	100%	—	—	—	1%	100%
U.S. Core Equity 1 Portfolio	32%	—	68%	—	—	100%	100%	100%	—	—	—	1%	—
U.S. Core Equity 2 Portfolio	25%	1%	74%	—	—	100%	100%	100%	—	—	—	1%	100%
U.S. Vector Equity Portfolio	17%	3%	80%	—	—	100%	100%	100%	—	—	—	1%	100%
U.S. Small Cap Portfolio	15%	—	85%	—	—	100%	100%	100%	—	—	—	1%	—
U.S. Micro Cap Portfolio	9%	—	91%	—	—	100%	100%	100%	—	—	—	1%	—
U.S. High Relative Profitability Portfolio	40%	4%	56%	—	—	100%	100%	100%	—	—	—	1%	100%
DFA Real Estate Securities Portfolio	61%	7%	32%	—	—	100%	—	—	—	—	—	1%	100%
DFA Commodity Strategy Portfolio.	100%	—	—	—	—	100%	—	—	100%	—	—	100%	—
Dimensional Investment Group Inc.
U.S. Large Company Portfolio	18%	—	82%	—	—	100%	100%	100%	—	—	—	—	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

See accompanying Notes to Financial Statements.

193

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

See accompanying Notes to Financial Statements.

194

DFA103122-001AD 00281081

Annual Report

Year Ended: October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Large Cap International Portfolio

International Core Equity Portfolio

Global Small Company Portfolio

International Small Company Portfolio

Japanese Small Company Portfolio

Asia Pacific Small Company Portfolio

United Kingdom Small Company Portfolio

Continental Small Company Portfolio

DFA International Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio

DFA International Small Cap Value Portfolio

International Vector Equity Portfolio

International High Relative Profitability Portfolio

World ex U.S. Value Portfolio

World ex U.S. Core Equity Portfolio

World ex U.S. Targeted Value Portfolio

World Core Equity Portfolio

Selectively Hedged Global Equity Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Emerging Markets Value Portfolio

Emerging Markets Core Equity Portfolio

Emerging Markets Targeted Value Portfolio

Emerging Markets ex China Core Equity Portfolio

Dimensional Investment Group Inc.

DFA International Value Portfolio

The DFA Investment Trust Company

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

December 2022

Dear Shareholder,

For more than four decades, Dimensional has been innovating on behalf of investors, using financial science to pursue higher expected returns across a range of market conditions.

We start with what clients are seeking and determine how best to deliver strategies to meet those needs through a systematic approach designed to add value over indexing. Every day, we manage our strategies through a flexible process that allows us to consistently focus on reducing costs and controlling risks. We believe in sensible ideas that we can implement well. And we’re committed to continuing to enhance the investment solutions and services we provide to empower financial professionals.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL REPORT

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
SA	Special Assessment
REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes
»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
††	Security valued using significant unobservable inputs (Level 3).
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Global Real Estate Securities Portfolio would have been $0.39, $2.11 and 3.39%, respectively had the current year effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).
(D)	Non-Annualized
(E)	Annualized
(F)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero, rounded to zero, or less than $500.
SEC	Securities and Exchange Commission

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Large Cap International Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2012-October 31, 2022

International Core Equity Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2012-October 31, 2022

3

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Global Small Company Portfolio vs.

MSCI All Country World Small Cap Index (net dividends)

January 18, 2017-October 31, 2022

International Small Company Portfolio vs.

MSCI World ex USA Small Cap Index (net dividends)

October 31, 2012-October 31, 2022

4

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Japanese Small Company Portfolio vs.

MSCI Japan Small Cap Index (net dividends)

October 31, 2012-October 31, 2022

Asia Pacific Small Company Portfolio vs.

MSCI Pacific ex Japan Small Cap Index (net dividends)

October 31, 2012-October 31, 2022

5

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

United Kingdom Small Company Portfolio vs.

MSCI United Kingdom Small Cap Index (net dividends)

October 31, 2012-October 31, 2022

Continental Small Company Portfolio vs.

MSCI Europe ex UK Small Cap Index (net dividends)

October 31, 2012-October 31, 2022

6

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA International Real Estate Securities Portfolio vs.

S&P Global ex U.S. REIT Index (net dividends)

October 31, 2012-October 31, 2022

DFA Global Real Estate Securities Portfolio vs.

S&P Global REIT Index (net dividends)

October 31, 2012-October 31, 2022

7

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA International Small Cap Value Portfolio vs.

MSCI World ex USA Small Cap Index (net dividends),

MSCI World ex USA Small Value Index (net dividends)

October 31, 2012-October 31, 2022

International Vector Equity Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2012-October 31, 2022

8

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

International High Relative Profitability Portfolio vs.

MSCI World ex USA Index (net dividends)

May 16, 2017-October 31, 2022

World Ex U.S. Value Portfolio vs.

MSCI All Country World ex USA Index (net dividends),

MSCI All Country World ex USA Value Index (net dividends)

October 31, 2012-October 31, 2022

9

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

World Ex U.S. Core Equity Portfolio vs.

MSCI All Country World ex USA Index (net dividends)

April 9, 2013-October 31, 2022

World ex U.S. Targeted Value Portfolio vs.

MSCI All Country World ex USA Small Cap Index (net dividends),

MSCI All Country World ex USA SMID Value Index (net dividends)

November 1, 2012-October 31, 2022

10

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

World Core Equity Portfolio vs.

MSCI All Country World Index (net dividends)

October 31, 2012-October 31, 2022

Selectively Hedged Global Equity Portfolio vs.

MSCI All Country World Index (net dividends)

October 31, 2012-October 31, 2022

11

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2012-October 31, 2022

Emerging Markets Small Cap Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2012-October 31, 2022

12

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Value Portfolio — Institutional Class vs.

MSCI Emerging Markets Index (net dividends),

MSCI Emerging Markets Value Index (net dividends)

October 31, 2012-October 31, 2022

Emerging Markets Value Portfolio — Class R2 vs.

MSCI Emerging Markets Index (net dividends),

MSCI Emerging Markets Value Index (net dividends)

October 31, 2012-October 31, 2022

13

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Core Equity Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2012-October 31, 2022

Emerging Markets Targeted Value Portfolio vs.

MSCI Emerging Markets Index (net dividends)

November 14, 2018-October 31, 2022

14

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets ex China Core Equity Portfolio vs.

MSCI Emerging Markets ex China Index (net dividends)

November 15, 2021-October 31, 2022

15

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2022

Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI World ex USA Index	-22.04%
MSCI World ex USA Mid Cap Index	-27.57%
MSCI World ex USA Small Cap Index	-29.13%
MSCI World ex USA Value Index	-15.27%
MSCI World ex USA Growth Index	-28.78%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against all non-U.S. developed markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-1.81%	-24.67%
United Kingdom	4.27%	-12.42%
Canada	-5.29%	-13.94%
France	-6.77%	-20.38%
Switzerland	-11.30%	-19.01%
Australia	-0.54%	-15.30%
Germany	-21.22%	-32.72%
Netherlands	-28.51%	-38.71%
Sweden	-16.17%	-34.85%
Denmark	-7.88%	-21.38%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

Emerging markets had negative performance for the period and underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

16

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI Emerging Markets Index	-31.03%
MSCI Emerging Markets Mid Cap Index	-24.80%
MSCI Emerging Markets Small Cap Index	-23.42%
MSCI Emerging Markets Value Index	-25.21%
MSCI Emerging Markets Growth Index	-36.11%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against most emerging markets currencies and depreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Emerging Markets by Market Cap Dollars	Local Return	Return in U.S.
China	-46.31%	-47.90%
India	2.93%	-6.89%
Taiwan	-24.11%	-34.50%
Korea	-19.88%	-34.28%
Brazil	15.95%	24.57%
Saudi Arabia	2.18%	2.00%
South Africa	0.77%	-16.66%
Mexico	1.99%	5.56%
Indonesia	16.58%	5.89%
Thailand	4.97%	-8.48%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2022, these differences generally detracted from non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

Large Cap International Portfolio

The Large Cap International Portfolio invests in developed ex U.S. large company stocks. The investment strategy is process driven, emphasizing broad diversification. with increased exposure to stocks with smaller total market capitalizations, lower relative price (value) stocks, and higher profitability stocks within the large-cap segment of developed ex U.S. markets. As of October 31, 2022, the Portfolio held approximately 1,360 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

17

For the 12 months ended October 31, 2022, total returns were -21.12% for the Portfolio and -22.04% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s emphasis on lower relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed higher relative price (growth) stocks in developed ex U.S. markets.

International Core Equity Portfolio

The International Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 5,280 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -22.29% for the Portfolio and -22.04% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the benchmark. Conversely, the Portfolio’s inclusion of and emphasis on stocks with smaller market capitalizations detracted from performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks, as small caps underperformed large caps.

Global Small Company Portfolio

The Global Small Company Portfolio is designed to capture the returns of global small company stocks by purchasing shares of seven funds (which shall be collectively referred to below as the “Underlying Funds”) managed by Dimensional that individually invest in Canada, the United States, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, the Asia Pacific region (ex-Japan), and emerging markets. The Underlying Funds generally exclude stocks with the lowest profitability and highest relative price. The Underlying Funds also generally exclude certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Underlying Funds collectively held approximately 11,490 securities in 44 eligible developed and emerging markets.

For the 12 months ended October 31, 2022, total returns were -16.32% for the Portfolio and -22.02% for the MSCI All Country World Small Cap Index (net dividends), the Portfolio’s benchmark. The Underlying Funds’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as those stocks underperformed. The Underlying Funds’ exclusion of stocks with high asset growth also contributed positively to relative performance, as those stocks underperformed.

International Small Company Portfolio

The International Small Company Portfolio invests in developed ex U.S. small company stocks by purchasing shares of five Master Funds managed by Dimensional that invest individually in Canada, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region (ex-Japan). The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Master Funds collectively held approximately 4,410 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

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For the 12 months ended October 31, 2022, total returns were -26.55% for the Portfolio and -29.13% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Funds’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as these stocks underperformed. The Master Funds’ exclusion of stocks with high asset growth also contributed positively to relative performance, as those stocks underperformed.

Japanese Small Company Portfolio

The Japanese Small Company Portfolio invests in Japanese small company stocks by purchasing shares of the Japanese Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Master Fund generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Master Fund held approximately 1,750 securities. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2022, total returns were -23.79% for the Portfolio and -24.90% for the MSCI Japan Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund’s greater emphasis on stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, as these stocks outperformed. The Master Fund’s exclusion of stocks with the lowest profitability and highest relative price also contributed positively to performance relative to the benchmark, as did the Master Fund’s exclusion of stocks with high asset growth, as those stocks underperformed.

Asia Pacific Small Company Portfolio

The Asia Pacific Small Company Portfolio invests in small company stocks in Australia, Hong Kong, New Zealand, and Singapore by purchasing shares of the Asia Pacific Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Master Fund generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Master Fund held approximately 840 securities in 4 eligible countries. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2022, total returns were -26.90% for the Portfolio and -24.10% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund’s emphasis on stocks with smaller market capitalizations, particularly in Australia, detracted from performance relative to the benchmark, as larger stocks held by the benchmark outperformed.

United Kingdom Small Company Portfolio

The United Kingdom Small Company Portfolio invests in small company stocks in the U.K. by purchasing shares of The United Kingdom Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Master Fund generally excludes certain

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companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Master Fund held approximately 310 securities. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2022, total returns were -33.62% for the Portfolio and -37.62% for the MSCI United Kingdom Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund’s exclusion of stocks with the lowest profitability and highest relative price contributed positively to relative performance, as did the Master Fund’s exclusion of stocks with high asset growth, as those securities underperformed.

Continental Small Company Portfolio

The Continental Small Company Portfolio invests in small company stocks in the developed markets of Europe (excluding the U.K.) and Israel by purchasing shares of the Continental Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Master Fund generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Master Fund held approximately 1,170 securities in 15 eligible countries. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -29.26% for the Portfolio and -34.51% for the MSCI Europe ex U.K. Small Cap Index (net dividends), the Portfolio’s benchmark. Differences in size definitions between the Master Fund and the benchmark led to weight differences between countries, which contributed positively to performance relative to the benchmark. The Master Fund’s exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as did the Master Fund’s exclusion of stocks with high asset growth, as those securities underperformed for the year.

Global Real Estate Market Review	12 Months Ended October 31, 2022

Publicly traded global real estate investment trusts (REITs) had negative returns for the period. Global REITs underperformed U.S. equities, performed in line with developed non-U.S. equities, and outperformed emerging markets equities. The U.S. REIT market, the world’s largest, had negative performance for the period and outperformed non-U.S. REITs. Among non-U.S. REIT markets, Turkey, Mexico, and Italy were among the strongest performers, while Korea, Belgium, and the UK lagged. At the REIT industry level, specialized REITs and hotel and resort REITs generally outperformed, while office and industrial REITs generally underperformed.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
Dow Jones U.S. Select REIT IndexSM	-19.97%
S&P Global ex U.S. REIT Index	-27.78%
S&P Global REIT Index	-22.02%

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Source: Returns are of Standard and Poor’s (S&P) indices net of foreign withholding taxes on dividends. Copyright S&P, 2022. All rights reserved. Dow Jones and S&P have different REIT eligibility criteria which can result in performance differences across different indices representing the same region.

For Portfolios investing in non-U.S. REITs and REIT-like securities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2022, these differences generally contributed positively to the Portfolios’ relative performance.

DFA International Real Estate Securities Portfolio

The DFA International Real Estate Securities Portfolio invests in a broadly diversified portfolio of real estate securities in developed ex U.S. and emerging markets. As of October 31, 2022, the Portfolio held approximately 300 securities in 21 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -27.50% for the Portfolio and -27.78% for the S&P Global ex US REIT Index (net dividends), the Portfolio’s benchmark. Withholding tax rate differences between the Portfolio and the benchmark contributed positively to performance relative to the benchmark as the Portfolio’s actual tax rate was lower than the assumed tax rates of the benchmark.

DFA Global Real Estate Securities Portfolio

The DFA Global Real Estate Securities Portfolio invests in a broadly diversified group of real estate securities in domestic and international markets, including emerging markets. During the period covered by this report, the Portfolio’s investments included the DFA International Real Estate Securities Portfolio, the DFA Real Estate Securities Portfolio, and individual securities. As of October 31, 2022, the Portfolio held, either directly or through the underlying portfolios, approximately 450 securities in 22 eligible developed and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -22.34% for the Portfolio and -22.02% for the S&P Global REIT Index (net dividends), the Portfolio’s benchmark. Differences in REIT eligibility between the Portfolio and the benchmark detracted from the Portfolio’s performance relative to the benchmark, most notably among tower REITs. The Portfolio includes tower REITs, which are excluded by the benchmark, and these securities generally underperformed.

International Equity Market Review	12 Months Ended October 31, 2022

Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

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Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI World ex USA Index	-22.04%
MSCI World ex USA Mid Cap Index	-27.57%
MSCI World ex USA Small Cap Index	-29.13%
MSCI World ex USA Value Index	-15.27%
MSCI World ex USA Growth Index	-28.78%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against all non-U.S. developed markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-1.81%	-24.67%
United Kingdom	4.27%	-12.42%
Canada	-5.29%	-13.94%
France	-6.77%	-20.38%
Switzerland	-11.30%	-19.01%
Australia	-0.54%	-15.30%
Germany	-21.22%	-32.72%
Netherlands	-28.51%	-38.71%
Sweden	-16.17%	-34.85%
Denmark	-7.88%	-21.38%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

Emerging markets had negative performance for the period and underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI Emerging Markets Index	-31.03%
MSCI Emerging Markets Mid Cap Index	-24.80%
MSCI Emerging Markets Small Cap Index	-23.42%
MSCI Emerging Markets Value Index	-25.21%
MSCI Emerging Markets Growth Index	-36.11%

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For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against most emerging markets currencies and depreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Emerging Markets by Market Cap Dollars	Local Return	Return in U.S.
China	-46.31%	-47.90%
India	2.93%	-6.89%
Taiwan	-24.11%	-34.50%
Korea	-19.88%	-34.28%
Brazil	15.95%	24.57%
Saudi Arabia	2.18%	2.00%
South Africa	0.77%	-16.66%
Mexico	1.99%	5.56%
Indonesia	16.58%	5.89%
Thailand	4.97%	-8.48%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2022, these differences generally detracted from non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

DFA International Small Cap Value Portfolio

The DFA International Small Cap Value Portfolio invests in small-cap value stocks in developed ex U.S. markets, with an emphasis on those with higher profitability. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 2,010 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -20.53% for the Portfolio, -23.26% for the MSCI World ex USA Small Value Index (net dividends), and -29.13% for the MSCI World ex USA Small Cap Index (net dividends). As of February 28, 2022, the Portfolio changed its benchmark from the MSCI World ex USA Small Cap Index (net dividends) to the MSCI World ex USA Small Value Index (net dividends) because this index better reflects the universe of securities in which the Portfolio invests. With low relative price (value) stocks outperforming high relative price (growth) stocks, the

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Portfolio’s focus on value stocks contributed positively to performance relative to the benchmarks. Additionally, the Portfolio’s emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as these stocks outperformed. The Portfolio’s exclusion of real estate investment trusts (REITs) also contributed positively to relative performance, as REITs generally underperformed.

International Vector Equity Portfolio

The International Vector Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio’s increased exposure to small capitalization and value stocks may be achieved by decreasing the allocation to or excluding the largest high relative price (growth) stocks in developed ex U.S. markets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 4,970 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -22.16% for the Portfolio and -22.04% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the benchmark. Conversely, the Portfolio’s inclusion of and emphasis on stocks with smaller market capitalizations detracted from performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks, as small cap stocks underperformed large cap stocks.

International High Relative Profitability Portfolio

The International High Relative Profitability Portfolio invests in developed ex U.S. large-cap stocks with higher profitability. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher profitability within the large cap high relative profitability segment of developed ex U.S. markets. As of October 31, 2022, the Portfolio held approximately 520 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -23.22% for the Portfolio and -22.04% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s emphasis on mid-cap stocks with high profitability detracted from performance relative to the benchmark, as mid-cap stocks generally underperformed large-cap stocks within high profitability stocks for the period.

World ex U.S. Value Portfolio

The World ex U.S. Value Portfolio is designed to capture the returns of value stocks across all market capitalizations in developed ex U.S. and emerging markets. The Portfolio may pursue its objective by holding direct securities; by purchasing shares of funds managed by Dimensional: the DFA International Value Series, the DFA International Small Cap Value Portfolio, and the Dimensional Emerging Markets Value Fund (the “Underlying Funds”); or by a combination of securities and Underlying Funds. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio, directly and through the Underlying Funds, held approximately 5,840 securities in 43 eligible developed ex U.S. and emerging markets.

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For the 12 months ended October 31, 2022, total returns were -16.23% for the Portfolio, -18.13% for the MSCI All Country World ex USA Value Index (net dividends), and -24.73% for the MSCI All Country World ex USA Index (net dividends). As of February 28, 2022, the Portfolio changed its benchmark from the MSCI All Country World ex USA Index (net dividends) to the MSCI All Country World ex USA Value Index (net dividends) because this index better reflects the universe of securities in which the Portfolio invests. The Underlying Funds’ focus on low relative price (value) stocks contributed positively to performance relative to the benchmarks, as value stocks outperformed high relative price (growth) stocks globally.

World ex U.S. Targeted Value Portfolio

The World ex U.S. Targeted Value Portfolio invests in small- and mid-cap value stocks in developed ex U.S. and emerging markets, with an emphasis on those with higher profitability. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 5,200 securities in 42 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -21.77% for the Portfolio, -22.25% for the MSCI All Country World ex USA SMID Value Index (net dividends), and -27.75% for the MSCI All Country World ex USA Small Cap Index (net dividends). As of February 28, 2022, the Portfolio changed its benchmark from the MSCI All Country World ex USA Small Cap Index (net dividends) to the MSCI All Country World ex USA SMID Value Index (net dividends) because this index better reflects the universe of securities in which the Portfolio invests. With low relative price (value) stocks outperforming high relative price (growth) stocks in developed ex U.S. and emerging markets, the Portfolio’s focus on value stocks contributed positively to performance relative to the benchmarks.

World ex U.S. Core Equity Portfolio

The World ex U.S. Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. and emerging markets with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 10,930 securities in 45 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -22.55% for the Portfolio and -24.73% for the MSCI All Country World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in developed ex U.S. and emerging markets.

World Core Equity Portfolio

The World Core Equity Portfolio seeks long-term capital appreciation generally by investing in a combination of mutual funds managed by Dimensional. During the period covered by this report, the Portfolio’s investments included the U.S. Core Equity 1 Portfolio, International Core Equity Portfolio, and

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Emerging Markets Core Equity Portfolio (collectively, the “Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Underlying Funds collectively held more than 14,760 equity securities in 46 eligible developed and emerging markets.

For the 12 months ended October 31, 2022, total returns were -16.62% for the Portfolio and -19.96% for the MSCI All Country World Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks globally, the Underlying Funds’ greater emphasis on value stocks contributed positively to performance relative to the benchmark.

Selectively Hedged Global Equity Portfolio

The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of other mutual funds managed by Dimensional. During the period covered by this report, the Portfolio invests in the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the “Underlying Funds”). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Underlying Funds collectively held approximately 14,750 securities in 46 eligible developed and emerging markets.

For the 12 months ended October 31, 2022, total returns were -13.65% for the Portfolio and -19.96% for the MSCI All Country World Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks globally, the Underlying Funds’ greater emphasis on value stocks contributed positively to performance relative to the benchmark. The Portfolio’s strategy of selectively hedging foreign currency exposure also contributed positively to performance relative to the benchmark (which does not hedge currency exposure), as the U.S. dollar generally strengthened against the currencies to which the Portfolio had hedged its exposure.

Emerging Markets Portfolio

The Emerging Markets Portfolio invests in large-cap stocks in emerging markets by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap segment of emerging markets. As of October 31, 2022, the Master Fund held approximately 1,880 securities in 23 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2022, total returns were -25.94% for the Portfolio and -31.03% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. The Master Fund’s greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets. The Master Fund’s emphasis on stocks with higher profitability also contributed positively to performance relative to the benchmark, as these stocks generally outperformed. At the country level, the Master Fund’s lesser allocation to Russia contributed positively to relative performance, as Russia underperformed the overall benchmark.

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Emerging Markets Small Cap Portfolio

The Emerging Markets Small Cap Portfolio invests in small company stocks in emerging markets by purchasing shares of The Emerging Markets Small Cap Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Master Fund generally excludes certain companies that with high asset growth. The Master Fund’s investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Master Fund held approximately 5,150 securities in 20 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2022, total returns were -22.57% for the Portfolio and -31.03% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets, the Master Fund’s inclusion of stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. At the country level, the Master Fund’s lesser allocation to Russia contributed positively to relative performance, as Russia underperformed the overall benchmark.

Emerging Markets Value Portfolio

The Emerging Markets Value Portfolio invests in value stocks of large and small companies in emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the value segment of emerging markets. As of October 31, 2022, the Master Fund held approximately 3,360 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2022, total returns were -19.74% for the Portfolio’s Class R2 shares, -19.51% for the Portfolio’s Institutional Class shares, -25.21% for the MSCI Emerging Markets Value Index (net dividends) and -31.03% for the MSCI Emerging Markets Index (net dividends). As of February 28, 2022, the Portfolio changed its benchmark from the MSCI Emerging Markets Index (net dividends) to the MSCI Emerging Markets Value Index (net dividends) because this index better reflects the universe of securities in which the Master Fund invests. The Master Fund’s focus on low relative price (value) stocks contributed positively to performance relative to the benchmarks, as value stocks outperformed high relative price (growth) stocks in emerging markets. At the country level, the Master Fund’s lesser allocation to Russia contributed positively to relative performance, as Russia underperformed the overall benchmark.

Emerging Markets Core Equity Portfolio

The Emerging Markets Core Equity Portfolio invests in a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 6,830 securities in 23 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

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For the 12 months ended October 31, 2022, total returns were -25.06% for the Portfolio and -31.03% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets, the Portfolio’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. At the country level, the Portfolio’s lesser allocation to Russia contributed positively to relative performance, as Russia underperformed the overall benchmark.

Emerging Markets Targeted Value Portfolio

The Emerging Markets Targeted Value Portfolio invests in value stocks of small- and mid-cap companies in emerging markets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the small- and mid-cap value segment of emerging markets. Additionally, the Portfolio generally excludes certain companies with high asset growth. As of October 31, 2022, the Portfolio held approximately 2,990 securities in 20 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -21.40% for the Portfolio and -31.03% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. The Portfolio’s focus on low relative price (value) stocks contributed positively to performance relative to the style-neutral benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets. With small-cap stocks outperforming large-cap stocks in emerging markets, the Portfolio’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. At the country level, the Portfolio’s lesser allocation to Russia contributed positively to relative performance, as Russia underperformed the overall benchmark.

Emerging Markets ex China Core Equity Portfolio

The Emerging Markets ex China Core Equity Portfolio invests in a broadly diversified group of stocks in emerging markets, excluding China, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 3,870 securities in 22 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

From its inception on November 15, 2021, through October 31, 2022, total returns were -20.16% for the Portfolio and -23.63% for the MSCI Emerging Markets ex China Index (net dividends), the Portfolio’s benchmark. The Portfolio’s emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets. With small-cap stocks outperforming large-cap stocks in emerging markets, the Portfolio’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. At the country level, the Portfolio’s lesser allocation to Russia contributed positively to relative performance, as Russia underperformed the overall benchmark.

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DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended October 31, 2022
EXPENSE TABLES
	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$883.40	0.17%	$0.81
Hypothetical 5% Annual Return	$1,000.00	$1,024.35	0.17%	$0.87
International Core Equity Portfolio
Actual Fund Return	$1,000.00	$873.20	0.24%	$1.13
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.24%	$1.22

29

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Global Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$944.20	0.44%	$2.16
Hypothetical 5% Annual Return	$1,000.00	$1,022.99	0.44%	$2.24
International Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$854.20	0.41%	$1.92
Hypothetical 5% Annual Return	$1,000.00	$1,023.14	0.41%	$2.09
Japanese Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$925.20	0.42%	$2.04
Hypothetical 5% Annual Return	$1,000.00	$1,023.09	0.42%	$2.14
Asia Pacific Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$803.60	0.42%	$1.91
Hypothetical 5% Annual Return	$1,000.00	$1,023.09	0.42%	$2.14
United Kingdom Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$811.20	0.56%	$2.56
Hypothetical 5% Annual Return	$1,000.00	$1,022.38	0.56%	$2.85
Continental Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$836.20	0.42%	$1.94
Hypothetical 5% Annual Return	$1,000.00	$1,023.09	0.42%	$2.14
DFA International Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$786.00	0.27%	$1.22
Hypothetical 5% Annual Return	$1,000.00	$1,023.84	0.27%	$1.38
DFA Global Real Estate Securities Portfolio (4)
Actual Fund Return	$1,000.00	$805.60	0.24%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.24%	$1.22
DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$862.50	0.46%	$2.16
Hypothetical 5% Annual Return	$1,000.00	$1,022.89	0.46%	$2.35
International Vector Equity Portfolio
Actual Fund Return	$1,000.00	$871.50	0.36%	$1.70
Hypothetical 5% Annual Return	$1,000.00	$1,023.39	0.36%	$1.84
International High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$875.00	0.30%	$1.42
Hypothetical 5% Annual Return	$1,000.00	$1,023.69	0.30%	$1.53

30

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
World ex U.S. Value Portfolio (2)
Actual Fund Return	$1,000.00	$877.40	0.40%	$1.89
Hypothetical 5% Annual Return	$1,000.00	$1,023.19	0.40%	$2.04
World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$857.90	0.30%	$1.40
Hypothetical 5% Annual Return	$1,000.00	$1,023.69	0.30%	$1.53
World ex U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$854.90	0.52%	$2.43
Hypothetical 5% Annual Return	$1,000.00	$1,022.58	0.52%	$2.65
World Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$920.90	0.27%	$1.31
Hypothetical 5% Annual Return	$1,000.00	$1,023.84	0.27%	$1.38
Selectively Hedged Global Equity Portfolio (2)
Actual Fund Return	$1,000.00	$934.40	0.31%	$1.51
Hypothetical 5% Annual Return	$1,000.00	$1,023.64	0.31%	$1.58
Emerging Markets Portfolio (3)
Actual Fund Return	$1,000.00	$817.60	0.36%	$1.65
Hypothetical 5% Annual Return	$1,000.00	$1,023.39	0.36%	$1.84
Emerging Markets Small Cap Portfolio (3)
Actual Fund Return	$1,000.00	$844.50	0.59%	$2.74
Hypothetical 5% Annual Return	$1,000.00	$1,022.23	0.59%	$3.01
Emerging Markets Value Portfolio (3)
Actual Fund Return
Class R2 Shares	$1,000.00	$835.30	0.69%	$3.19
Institutional Class Shares	$1,000.00	$836.50	0.45%	$2.08
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.73	0.69%	$3.52
Institutional Class Shares	$1,000.00	$1,022.94	0.45%	$2.29
Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$822.20	0.40%	$1.84
Hypothetical 5% Annual Return	$1,000.00	$1,023.19	0.40%	$2.04
Emerging Markets Targeted Value Portfolio
Actual Fund Return	$1,000.00	$836.90	0.66%	$3.06
Hypothetical 5% Annual Return	$1,000.00	$1,021.88	0.66%	$3.36

31

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Emerging Markets ex China Core Equity Portfolio
Actual Fund Return	$1,000.00	$853.00	0.43%	$2.01
Hypothetical 5% Annual Return	$1,000.00	$1,023.04	0.43%	$2.19

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

(4)

The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund’s portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

32

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 28, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
Emerging Markets Value Portfolio	100.0%

FUNDS OF FUNDS

Affiliated Investment Companies
Global Small Company Portfolio	100.0%
International Small Company Portfolio	100.0%
World ex U.S. Value Portfolio	100.0%
World Core Equity Portfolio	100.0%
Selectively Hedged Global Equity Portfolio	100.0%

33

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio
Communication Services	5.4%
Consumer Discretionary	11.0%
Consumer Staples	9.4%
Energy	7.9%
Financials	17.9%
Health Care	10.4%
Industrials	15.8%
Information Technology	6.9%
Materials	10.4%
Real Estate	1.5%
Utilities	3.4%

100.0%

DFA Global Real Estate Securities Portfolio
Affiliated Investment Companies	38.8%
Real Estate	61.2%

100.0%

International High Relative Profitability Portfolio
Communication Services	7.8%
Consumer Discretionary	13.7%
Consumer Staples	10.7%
Energy	8.0%
Financials	4.9%
Health Care	13.4%
Industrials	17.8%
Information Technology	9.9%
Materials	11.4%
Real Estate	0.4%
Utilities	2.0%

100.0%

Emerging Markets Core Equity Portfolio
Communication Services	6.6%
Consumer Discretionary	10.5%
Consumer Staples	6.6%
Energy	5.7%
Financials	17.5%
Health Care	4.7%
Industrials	9.6%
Information Technology	19.1%
Materials	13.1%
Real Estate	3.0%
Utilities	3.6%

100.0%

International Core Equity Portfolio
Communication Services	5.3%
Consumer Discretionary	12.0%
Consumer Staples	7.7%
Energy	8.6%
Financials	16.4%
Health Care	7.3%
Industrials	18.3%
Information Technology	6.7%
Materials	12.4%
Real Estate	2.1%
Utilities	3.2%

100.0%

DFA International Small Cap Value Portfolio
Communication Services	2.6%
Consumer Discretionary	11.2%
Consumer Staples	4.9%
Energy	11.2%
Financials	21.2%
Health Care	2.4%
Industrials	20.6%
Information Technology	4.1%
Materials	17.0%
Real Estate	3.6%
Utilities	1.2%

100.0%

World ex U.S. Core Equity Portfolio
Communication Services	5.4%
Consumer Discretionary	11.5%
Consumer Staples	7.2%
Energy	7.6%
Financials	16.7%
Health Care	6.8%
Industrials	15.6%
Information Technology	10.4%
Materials	12.8%
Real Estate	2.6%
Utilities	3.4%

100.0%

Emerging Markets Targeted Value Portfolio
Communication Services	3.5%
Consumer Discretionary	11.4%
Consumer Staples	5.3%
Energy	3.6%
Financials	16.9%
Health Care	6.3%
Industrials	15.1%
Information Technology	12.9%
Materials	16.0%
Real Estate	6.3%
Utilities	2.7%

100.0%

DFA International Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

International Vector Equity Portfolio
Communication Services	4.8%
Consumer Discretionary	11.3%
Consumer Staples	6.9%
Energy	8.5%
Financials	19.8%
Health Care	5.4%
Industrials	18.9%
Information Technology	6.2%
Materials	13.6%
Real Estate	2.3%
Utilities	2.3%

100.0%

World ex U.S. Targeted Value Portfolio
Communication Services	3.7%
Consumer Discretionary	11.1%
Consumer Staples	5.4%
Energy	7.1%
Financials	17.6%
Health Care	4.3%
Industrials	20.1%
Information Technology	6.8%
Materials	17.7%
Real Estate	4.4%
Utilities	1.8%

100.0%

Emerging Markets ex China Core Equity Portfolio
Communication Services	5.1%
Consumer Discretionary	8.4%
Consumer Staples	6.6%
Energy	6.0%
Financials	18.6%
Health Care	4.2%
Industrials	9.6%
Information Technology	22.2%
Materials	14.3%
Real Estate	2.1%
Utilities	2.9%

100.0%

34

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.7%)
AUSTRALIA — (6.9%)
BHP Group Ltd.	697,375	$16,751,089	0.4%
# BHP Group Ltd., Sponsored ADR	298,208	14,260,307	0.3%
Commonwealth Bank of Australia	355,286	23,820,770	0.5%
CSL Ltd.	128,582	23,018,159	0.5%
National Australia Bank Ltd.	811,247	16,851,257	0.4%
Other Securities		247,757,155	5.0%

TOTAL AUSTRALIA		342,458,737	7.1%

AUSTRIA — (0.2%)
Other Securities		7,945,485	0.2%

BELGIUM — (0.9%)
Other Securities		44,594,579	0.9%

CANADA — (11.5%)
Bank of Montreal	161,778	14,896,518	0.3%
Canadian Natural Resources Ltd.	352,595	21,134,544	0.4%
Nutrien Ltd.	182,823	15,448,511	0.3%
# Royal Bank of Canada	247,435	22,893,663	0.5%
Royal Bank of Canada	206,240	19,071,013	0.4%
Suncor Energy, Inc.	535,689	18,422,345	0.4%
Toronto-Dominion Bank	286,785	18,351,372	0.4%
Other Securities		441,108,151	9.2%

TOTAL CANADA		571,326,117	11.9%

CHINA — (0.0%)
Other Securities		2,214,534	0.0%

DENMARK — (2.3%)
Novo Nordisk AS, Class B	461,515	50,181,103	1.0%
Novo Nordisk AS, Sponsored ADR	45,587	4,961,689	0.1%
Other Securities		58,458,479	1.3%

TOTAL DENMARK		113,601,271	2.4%

FINLAND — (1.2%)
Other Securities		59,105,619	1.2%

FRANCE — (9.1%)
Air Liquide SA	117,776	15,406,713	0.3%
Airbus SE	172,375	18,651,615	0.4%
L’Oreal SA	51,814	16,269,812	0.3%
LVMH Moet Hennessy Louis Vuitton SE	80,391	50,726,285	1.1%
Sanofi	213,213	18,348,641	0.4%
Schneider Electric SE	117,513	14,860,260	0.3%
TotalEnergies SE	869,523	47,435,393	1.0%
TotalEnergies SE, Sponsored ADR	18,895	1,034,879	0.0%
Vinci SA	167,106	15,379,926	0.3%
Other Securities		255,834,438	5.3%

TOTAL FRANCE		453,947,962	9.4%

GERMANY — (6.3%)
BASF SE	325,963	14,626,168	0.3%

35

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Bayer AG	332,314	$17,473,412	0.4%
Deutsche Telekom AG	1,271,712	24,004,181	0.5%
Mercedes-Benz Group AG	320,152	18,530,894	0.4%
SAP SE	198,474	19,103,671	0.4%
Siemens AG	159,085	17,373,507	0.4%
Other Securities		200,252,255	4.1%

TOTAL GERMANY		311,364,088	6.5%

HONG KONG — (1.9%)
AIA Group Ltd.	3,249,000	24,610,493	0.5%
Other Securities		68,407,931	1.4%

TOTAL HONG KONG		93,018,424	1.9%

IRELAND — (0.7%)
# CRH PLC, Sponsored ADR	391,067	14,160,536	0.3%
Other Securities		21,979,488	0.5%

TOTAL IRELAND		36,140,024	0.8%

ISRAEL — (0.8%)
Other Securities		40,665,737	0.8%

ITALY — (2.0%)
Other Securities		102,080,542	2.1%

JAPAN — (19.8%)
KDDI Corp.	584,600	17,279,005	0.4%
Keyence Corp.	41,604	15,687,414	0.3%
Sony Group Corp.	367,700	24,795,715	0.5%
Toyota Motor Corp.	2,420,615	33,585,063	0.7%
Other Securities		897,341,143	18.6%

TOTAL JAPAN		988,688,340	20.5%

NETHERLANDS — (3.4%)
ASML Holding NV	30,871	14,481,052	0.3%
ASML Holding NV	82,305	38,882,528	0.8%
Other Securities		117,764,759	2.5%

TOTAL NETHERLANDS		171,128,339	3.6%

NEW ZEALAND — (0.3%)
Other Securities		17,028,804	0.4%

NORWAY — (0.9%)
Other Securities		43,483,751	0.9%

PORTUGAL — (0.2%)
Other Securities		11,374,446	0.2%

SINGAPORE — (1.1%)
Other Securities		52,708,342	1.1%

SPAIN — (2.0%)
Other Securities		97,372,177	2.0%

36

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.6%)
Other Securities		$129,986,054	2.7%

SWITZERLAND — (7.8%)
ABB Ltd.	562,377	15,617,377	0.3%
Nestle SA	671,534	73,102,387	1.5%
Novartis AG	362,502	29,323,044	0.6%
Novartis AG, Sponsored ADR	229,302	18,603,271	0.4%
Roche Holding AG	7,438	3,019,010	0.1%
Roche Holding AG	205,381	68,145,030	1.4%
Other Securities		180,492,430	3.8%

TOTAL SWITZERLAND		388,302,549	8.1%

UNITED KINGDOM — (12.8%)
AstraZeneca PLC	126,555	14,848,966	0.3%
AstraZeneca PLC, Sponsored ADR	326,058	19,175,471	0.4%
# BP PLC, Sponsored ADR	637,244	21,207,497	0.4%
British American Tobacco PLC	446,549	17,635,759	0.4%
# Diageo PLC, Sponsored ADR	105,239	17,571,756	0.4%
Glencore PLC	3,343,533	19,168,702	0.4%
# HSBC Holdings PLC, Sponsored ADR	551,216	14,282,007	0.3%
# Rio Tinto PLC, Sponsored ADR	267,962	14,295,773	0.3%
Shell PLC	36,838	1,020,458	0.0%
Shell PLC, Sponsored ADR	1,101,940	61,300,922	1.3%
# Unilever PLC, Sponsored ADR	406,480	18,498,905	0.4%
Other Securities		418,796,480	8.6%

TOTAL UNITED KINGDOM		637,802,696	13.2%

TOTAL COMMON STOCKS		4,716,338,617	97.9%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		20,314,109	0.4%

TOTAL INVESTMENT SECURITIES (Cost $4,069,491,698)		4,736,652,726

		Value†
SECURITIES LENDING COLLATERAL — (4.9%)
@§ The DFA Short Term Investment Fund	21,285,432	246,080,882	5.1%

TOTAL INVESTMENTS—(100.0%) (Cost $4,315,666,744)		$4,982,733,608	103.4%

As of October 31, 2022, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	263	12/16/22	$49,629,745	$51,061,450	$1,431,705

Total Futures Contracts			$49,629,745	$51,061,450	$1,431,705

37

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$20,281,436	$322,177,301	—	$342,458,737
Austria	—	7,945,485	—	7,945,485
Belgium	77,586	44,516,993	—	44,594,579
Canada	569,256,168	2,069,949	—	571,326,117
China	—	2,214,534	—	2,214,534
Denmark	4,961,689	108,639,582	—	113,601,271
Finland	—	59,105,619	—	59,105,619
France	2,677,737	451,270,225	—	453,947,962
Germany	11,627,562	299,736,526	—	311,364,088
Hong Kong	—	93,018,424	—	93,018,424
Irelan.	14,160,536	21,979,488	—	36,140,024
Israel	5,425,139	35,240,598	—	40,665,737
Italy	1,693,915	100,386,627	—	102,080,542
Japan	15,920,714	972,767,626	—	988,688,340
Netherlands	49,620,924	121,507,415	—	171,128,339
New Zealand	—	17,028,804	—	17,028,804
Norway	402,750	43,081,001	—	43,483,751
Portugal	—	11,374,446	—	11,374,446
Singapore	—	52,708,342	—	52,708,342
Spain	4,019,628	93,352,549	—	97,372,177
Sweden	—	129,986,054	—	129,986,054
Switzerland	43,020,945	345,281,604	—	388,302,549
United Kingdom	204,305,909	433,496,787	—	637,802,696
Preferred Stocks
Germany	—	20,314,109	—	20,314,109
Securities Lending Collateral	—	246,080,882	—	246,080,882
Futures Contracts**	1,431,705	—	—	1,431,705

TOTAL	$948,884,343	$4,035,280,970	—	$4,984,165,313

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

38

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.1%)
AUSTRALIA — (6.6%)
BHP Group Ltd.	4,074,214	$97,863,449	0.4%
# BHP Group Ltd., Sponsored ADR	1,283,423	61,373,288	0.2%
Commonwealth Bank of Australia	931,529	62,455,985	0.3%
National Australia Bank Ltd.	2,773,071	57,602,348	0.2%
Woodside Energy Group Ltd.	2,416,669	55,869,636	0.2%
Other Securities		1,456,544,194	5.5%

TOTAL AUSTRALIA		1,791,708,900	6.8%

AUSTRIA — (0.5%)
Other Securities		135,307,750	0.5%

BELGIUM — (1.2%)
Other Securities		321,830,389	1.2%

CANADA — (11.6%)
# Bank of Montreal	973,887	89,675,515	0.4%
# Canadian Natural Resources Ltd.	2,454,221	147,106,007	0.6%
National Bank of Canada	884,154	60,200,481	0.2%
Nutrien Ltd.	694,495	58,684,861	0.2%
# Royal Bank of Canada	725,121	67,091,057	0.3%
# Royal Bank of Canada	1,213,029	112,168,792	0.4%
Suncor Energy, Inc.	2,892,169	99,461,692	0.4%
Tourmaline Oil Corp.	1,205,985	67,949,799	0.3%
Other Securities		2,469,900,469	9.3%

TOTAL CANADA		3,172,238,673	12.1%

CHINA — (0.1%)
Other Securities		20,817,651	0.1%

DENMARK — (2.1%)
Novo Nordisk AS, Class B	891,477	96,931,408	0.4%
Novo Nordisk AS, Sponsored ADR	595,283	64,790,602	0.3%
Other Securities		420,688,017	1.5%

TOTAL DENMARK		582,410,027	2.2%

FINLAND — (1.5%)
Other Securities		411,217,134	1.6%

FRANCE — (7.4%)
LVMH Moet Hennessy Louis Vuitton SE	248,440	156,764,294	0.6%
Orange SA	7,384,067	70,354,742	0.3%
# TotalEnergies SE	4,096,102	223,456,089	0.9%
Vinci SA	723,766	66,613,213	0.3%
Other Securities		1,516,041,641	5.7%

TOTAL FRANCE		2,033,229,979	7.8%

GERMANY — (5.9%)
BASF SE	1,423,690	63,881,877	0.3%
Bayer AG	1,509,264	79,358,652	0.3%
Deutsche Telekom AG	6,078,458	114,733,846	0.5%
E.ON SE	7,301,301	61,140,973	0.2%
Mercedes-Benz Group AG	1,688,994	97,761,591	0.4%

39

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$1,201,288,079	4.5%

TOTAL GERMANY		1,618,165,018	6.2%

HONG KONG — (1.9%)
AIA Group Ltd.	11,640,800	88,176,618	0.4%
Other Securities		420,768,433	1.6%

TOTAL HONG KONG		508,945,051	2.0%

IRELAND — (0.7%)
Other Securities		193,150,611	0.7%

ISRAEL — (1.1%)
Other Securities		290,161,312	1.1%

ITALY — (2.5%)
Eni SpA	4,317,248	56,701,518	0.2%
Stellantis NV	6,495,733	87,637,612	0.4%
Other Securities		527,984,980	2.0%

TOTAL ITALY		672,324,110	2.6%

JAPAN — (20.8%)
Hitachi Ltd.	1,314,685	59,652,266	0.3%
KDDI Corp.	2,362,200	69,819,474	0.3%
Sony Group Corp.	1,141,000	76,942,917	0.3%
Toyota Motor Corp.	7,546,470	104,704,247	0.4%
Other Securities		5,381,293,266	20.4%

TOTAL JAPAN		5,692,412,170	21.7%

NETHERLANDS — (3.0%)
# ASML Holding NV	127,591	59,851,227	0.2%
ASML Holding NV	182,526	86,228,933	0.3%
Koninklijke Ahold Delhaize NV	3,020,738	84,243,143	0.3%
Wolters Kluwer NV	586,422	62,312,331	0.2%
Other Securities		531,890,773	2.2%

TOTAL NETHERLANDS		824,526,407	3.2%

NEW ZEALAND — (0.4%)
Other Securities		107,098,777	0.4%

NORWAY — (1.0%)
Equinor ASA	1,582,273	57,648,090	0.2%
Other Securities		209,839,801	0.8%

TOTAL NORWAY		267,487,891	1.0%

PORTUGAL — (0.3%)
Other Securities		77,992,012	0.3%

SINGAPORE — (1.0%)
Other Securities		267,458,374	1.0%

SPAIN — (2.0%)
Repsol SA	4,909,248	66,787,692	0.3%
Telefonica SA	15,552,229	53,611,548	0.2%

40

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$439,132,304	1.6%

TOTAL SPAIN		559,531,544	2.1%

SWEDEN — (2.6%)
Other Securities		720,851,653	2.8%

SWITZERLAND — (7.3%)
# ABB Ltd.	3,085,634	85,688,979	0.3%
Nestle SA	1,728,150	188,124,338	0.7%
Novartis AG, Sponsored ADR	2,012,205	163,250,192	0.6%
Roche Holding AG	634,350	210,476,138	0.8%
Other Securities		1,350,704,803	5.2%

TOTAL SWITZERLAND		1,998,244,450	7.6%

UNITED KINGDOM — (12.6%)
Anglo American PLC	2,478,239	74,233,667	0.3%
BP PLC	11,071,577	61,254,620	0.2%
# BP PLC, Sponsored ADR	3,594,991	119,641,300	0.5%
Glencore PLC	17,549,994	100,615,323	0.4%
# HSBC Holdings PLC, Sponsored ADR	3,036,261	78,669,523	0.3%
Imperial Brands PLC	2,613,500	63,662,426	0.3%
# Rio Tinto PLC, Sponsored ADR	1,258,607	67,146,683	0.3%
Shell PLC, Sponsored ADR	3,855,807	214,498,543	0.8%
Other Securities		2,650,012,641	10.0%

TOTAL UNITED KINGDOM		3,429,734,726	13.1%

UNITED STATES — (0.0%)
Other Securities		8,564,035	0.0%

TOTAL COMMON STOCKS		25,705,408,644	98.1%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Other Securities		124,130,155	0.5%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		2,288	0.0%

HONG KONG — (0.0%)
Other Security		1,200	0.0%

TOTAL RIGHTS/WARRANTS		3,488	0.0%

TOTAL INVESTMENT SECURITIES (Cost $25,579,746,667)		25,829,542,287

		Value†
SECURITIES LENDING COLLATERAL — (5.4%)
@§ The DFA Short Term Investment Fund	127,723,864	1,476,615,596	5.6%

TOTAL INVESTMENTS—(100.0%) (Cost $27,056,971,072)		$27,306,157,883	104.2%

41

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

As of October 31, 2022, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,254	12/16/22	$237,568,175	$243,464,100	$5,895,925

Total Futures Contracts			$237,568,175	$243,464,100	$5,895,925

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$93,576,689	$1,698,129,372	$2,839	$1,791,708,900
Austria	485,980	134,821,770	—	135,307,750
Belgium	11,946,108	309,884,281	—	321,830,389
Canada	3,163,854,986	8,383,687	—	3,172,238,673
China	6,136,434	14,681,217	—	20,817,651
Denmark	64,790,602	517,619,425	—	582,410,027
Finland	11,027,487	400,189,647	—	411,217,134
France	26,286,560	2,006,921,075	22,344	2,033,229,979
Germany	38,273,094	1,579,891,924	—	1,618,165,018
Hong Kong	260,405	508,113,962	570,684	508,945,051
Ireland	43,399,387	149,751,224	—	193,150,611
Israel	23,848,066	266,313,246	—	290,161,312
Italy	7,092,442	665,231,668	—	672,324,110
Japan	99,590,987	5,592,821,183	—	5,692,412,170
Netherlands	141,851,447	682,674,960	—	824,526,407
New Zealand	242,879	106,855,898	—	107,098,777
Norway	5,642,396	261,845,495	—	267,487,891
Portugal	314,475	77,677,537	—	77,992,012
Singapore	40,661	267,245,237	172,476	267,458,374
Spain	7,924,954	551,606,590	—	559,531,544
Sweden	1,816,871	719,034,782	—	720,851,653
Switzerland	219,863,426	1,778,381,024	—	1,998,244,450
United Kingdom	740,200,484	2,689,491,454	42,788	3,429,734,726
United States	4,643,735	3,920,300	—	8,564,035
Preferred Stocks
Germany	—	124,130,155	—	124,130,155
Rights/Warrants
Australia	—	2,288	—	2,288
Hong Kong	—	1,200	—	1,200
Securities Lending Collateral	—	1,476,615,596	—	1,476,615,596
Futures Contracts**	5,895,925	—	—	5,895,925

TOTAL	$ 4,719,006,480	$ 22,592,236,197	$ 811,131^	$ 27,312,053,808

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

42

GLOBAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc.	1,253,645	$51,474,667
Investment in The Continental Small Company Series of The DFA Investment Trust Company		9,029,892
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		8,941,424
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		5,401,958
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		2,954,230
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		2,762,973
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		2,315,196

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $79,349,948)		$82,880,340

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$82,880,340	—	—	$82,880,340

TOTAL	$82,880,340	—	—	$82,880,340

See accompanying Notes to Financial Statements.

43

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.3%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$3,721,052,938
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		2,247,239,833
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		1,173,860,681
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,146,678,426
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		961,398,453

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$9,250,230,331

	Shares
TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund, 3.010% (Cost $60,673,803)	60,673,803	60,673,803

TOTAL INVESTMENTS — (100.0%) (Cost $10,083,101,056)		$9,310,904,134

As of October 31, 2022, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	282	12/16/22	$52,337,807	$54,750,300	$2,412,493

Total Futures Contracts			$52,337,807	$54,750,300	$2,412,493

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$9,250,230,331	—	—	$9,250,230,331
Temporary Cash Investments	60,673,803	—	—	60,673,803
Futures Contracts**	2,412,493	—	—	2,412,493

TOTAL	$9,313,316,627	—	—	$9,313,316,627

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

44

JAPANESE SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$267,616,503

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$267,616,503

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

45

ASIA PACIFIC SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$230,258,109

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$230,258,109

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

46

UNITED KINGDOM SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$18,405,761

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$18,405,761

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

47

CONTINENTAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$616,480,091

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$616,480,091

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

48

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.4%)
AUSTRALIA — (19.3%)
Charter Hall Group	5,556,846	$46,126,501	1.0%
Dexus	12,663,151	63,101,769	1.4%
Goodman Group	19,802,843	215,468,888	4.8%
GPT Group	22,010,883	60,828,518	1.4%
†† GPT Group	38,018,670	114,298	0.0%
Mirvac Group	45,916,507	60,837,775	1.4%
Scentre Group	60,755,944	113,068,070	2.5%
Stockland	27,777,850	64,002,904	1.4%
Vicinity Ltd.	44,636,710	55,646,940	1.3%
Other Securities		215,658,507	4.9%

TOTAL AUSTRALIA		894,854,170	20.1%

BELGIUM — (3.1%)
Aedifica SA	421,895	32,174,865	0.7%
# Cofinimmo SA	360,138	29,868,198	0.7%
Warehouses De Pauw CVA	1,692,699	43,444,676	1.0%
Other Securities		38,958,763	0.9%

TOTAL BELGIUM		144,446,502	3.3%

CANADA — (5.5%)
# Canadian Apartment Properties REIT	956,292	29,614,974	0.7%
# RioCan Real Estate Investment Trust	1,707,034	24,320,865	0.5%
Other Securities		201,601,360	4.5%

TOTAL CANADA		255,537,199	5.7%

CHINA — (0.1%)
Other Securities		5,936,930	0.1%

FRANCE — (3.6%)
Covivio	563,975	30,196,121	0.7%
Gecina SA	512,893	45,726,482	1.0%
Klepierre SA	2,407,296	48,382,433	1.1%
Other Securities		43,851,844	1.0%

TOTAL FRANCE		168,156,880	3.8%

GERMANY — (0.2%)
Other Security		8,314,393	0.2%

HONG KONG — (3.7%)
Link REIT	24,349,827	143,922,397	3.2%
Other Securities		27,041,684	0.6%

TOTAL HONG KONG		170,964,081	3.8%

IRELAND — (0.1%)
Other Security		5,939,219	0.1%

ITALY — (0.1%)
Other Security		2,378,527	0.1%

JAPAN — (25.6%)
Activia Properties, Inc.	8,378	24,816,095	0.6%

49

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (Continued)
Advance Residence Investment Corp.	15,568	$36,244,836	0.8%
Daiwa House REIT Investment Corp.	26,015	52,505,949	1.2%
GLP J-Reit	51,948	53,874,350	1.2%
Japan Hotel REIT Investment Corp.	52,856	27,847,536	0.6%
Japan Metropolitan Fund Invest	83,690	61,656,874	1.4%
Japan Prime Realty Investment Corp.	10,123	27,492,493	0.6%
Japan Real Estate Investment Corp.	14,931	62,565,179	1.4%
Nippon Building Fund, Inc.	18,583	82,605,957	1.9%
Nippon Prologis REIT, Inc.	25,579	53,672,217	1.2%
Nomura Real Estate Master Fund, Inc.	49,895	56,921,787	1.3%
Orix JREIT, Inc.	30,668	41,144,686	0.9%
# Sekisui House Reit, Inc.	50,622	27,277,248	0.6%
United Urban Investment Corp.	35,634	37,701,753	0.8%
Other Securities		540,290,191	12.2%

TOTAL JAPAN		1,186,617,151	26.7%

MALAYSIA — (0.5%)
Other Securities		22,357,021	0.5%

MEXICO — (2.0%)
Fibra Uno Administracion SA de CV	33,891,372	39,565,307	0.9%
Other Securities		52,585,411	1.2%

TOTAL MEXICO		92,150,718	2.1%

NETHERLANDS — (2.2%)
#* Unibail-Rodamco-Westfield	6,534,333	15,361,581	0.4%
* Unibail-Rodamco-Westfield	1,143,546	54,043,496	1.2%
Other Securities		30,875,241	0.7%

TOTAL NETHERLANDS		100,280,318	2.3%

NEW ZEALAND — (1.3%)
Other Securities		58,283,644	1.3%

SINGAPORE — (10.2%)
# CapitaLand Ascendas REIT	40,054,380	74,108,243	1.7%
CapitaLand Integrated Commercial Trust	60,346,311	80,088,840	1.8%
Frasers Logistics & Commercial Trust	32,823,633	25,510,033	0.6%
Mapletree Industrial Trust	22,971,658	35,719,257	0.8%
# Mapletree Logistics Trust	38,481,647	41,301,170	0.9%
Mapletree Pan Asia Commercial Trust	25,357,006	28,455,859	0.6%
Other Securities		187,574,331	4.2%

TOTAL SINGAPORE		472,757,733	10.6%

SOUTH AFRICA — (1.9%)
# Growthpoint Properties Ltd.	39,459,664	27,826,389	0.6%
Other Securities		60,278,017	1.4%

TOTAL SOUTH AFRICA		88,104,406	2.0%

SOUTH KOREA — (0.2%)
Other Securities		10,133,289	0.2%

SPAIN — (1.2%)
Merlin Properties Socimi SA	3,784,812	32,082,241	0.7%

50

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$22,364,456	0.5%

TOTAL SPAIN		54,446,697	1.2%

TAIWAN — (0.3%)
Other Securities		14,548,960	0.3%

TURKEY — (0.4%)
Other Securities		19,393,016	0.4%

UNITED KINGDOM — (12.9%)
Big Yellow Group PLC	2,268,487	29,189,892	0.7%
British Land Co. PLC	11,252,563	47,203,244	1.1%
Derwent London PLC	1,239,724	30,682,288	0.7%
Land Securities Group PLC	8,760,590	57,284,485	1.3%
LondonMetric Property PLC	12,296,949	26,369,879	0.6%
Safestore Holdings PLC	2,769,829	28,696,480	0.6%
Segro PLC	15,068,209	135,613,869	3.1%
Tritax Big Box REIT PLC	23,378,269	37,590,912	0.8%
UNITE Group PLC	4,193,305	42,834,393	1.0%
Other Securities		164,025,697	3.6%

TOTAL UNITED KINGDOM		599,491,139	13.5%

TOTAL COMMON STOCKS (Cost $5,316,255,361)		4,375,091,993	98.3%

		Value†
SECURITIES LENDING COLLATERAL — (5.6%)
@§ The DFA Short Term Investment Fund	22,487,650	259,979,719	5.8%

TOTAL INVESTMENTS—(100.0%) (Cost $5,576,312,168)		$4,635,071,712	104.1%

As of October 31, 2022, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	213	12/16/22	$39,773,173	$41,353,950	$1,580,777

Total Futures Contracts			$39,773,173	$41,353,950	$1,580,777

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$264,342	$894,475,530	$114,298	$894,854,170
Belgium	—	144,446,502	—	144,446,502
Canada	255,537,199	—	—	255,537,199
China	—	5,936,930	—	5,936,930

51

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
France	—	$168,156,880	—		$168,156,880
Germany	—	8,314,393	—		8,314,393
Hong Kong	—	170,964,081	—		170,964,081
Ireland	—	5,939,219	—		5,939,219
Italy	—	2,378,527	—		2,378,527
Japan	—	1,186,617,151	—		1,186,617,151
Malaysia	—	22,357,021	—		22,357,021
Mexico	$92,150,718	—	—		92,150,718
Netherlands	—	100,280,318	—		100,280,318
New Zealand	—	58,283,644	—		58,283,644
Singapore	—	472,757,733	—		472,757,733
South Africa	—	88,104,406	—		88,104,406
South Korea	—	10,133,289	—		10,133,289
Spain	—	54,446,697	—		54,446,697
Taiwan	—	14,548,960	—		14,548,960
Turkey	—	19,393,016	—		19,393,016
United Kingdom	—	599,491,139	—		599,491,139
Securities Lending Collateral	—	259,979,719	—		259,979,719
Futures Contracts**	1,580,777	—	—		1,580,777

TOTAL.	$349,533,036	$4,287,005,155	$114,298	^	$4,636,652,489

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

52

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (59.7%)
UNITED STATES — (59.7%)
#	Alexandria Real Estate Equities, Inc.	647,118	$94,026,245	1.2%
#	American Homes 4 Rent, Class A	1,320,901	42,189,591	0.5%
	American Tower Corp.	1,939,983	401,945,078	5.1%
	Apartment Income REIT Corp.	693,847	26,664,542	0.3%
	AvalonBay Communities, Inc.	595,358	104,259,093	1.3%
	Boston Properties, Inc.	625,689	45,487,590	0.6%
	Brixmor Property Group, Inc.	1,329,571	28,333,158	0.4%
	Camden Property Trust	442,654	51,148,670	0.7%
	Crown Castle, Inc.	1,840,638	245,283,420	3.1%
#	CubeSmart	917,306	38,407,602	0.5%
	Digital Realty Trust, Inc.	1,197,763	120,075,721	1.5%
	EastGroup Properties, Inc.	172,932	27,096,715	0.3%
	Equinix, Inc.	386,875	219,141,475	2.8%
	Equity LifeStyle Properties, Inc.	734,982	47,009,449	0.6%
	Equity Residential	1,579,900	99,565,298	1.3%
	Essex Property Trust, Inc.	277,372	61,643,153	0.8%
	Extra Space Storage, Inc.	569,724	101,091,827	1.3%
#	Federal Realty Investment Trust	317,280	31,404,374	0.4%
	First Industrial Realty Trust, Inc.	583,397	27,787,199	0.4%
	Gaming & Leisure Properties, Inc.	1,020,218	51,133,326	0.6%
	Healthcare Realty Trust, Inc., Class A	1,599,116	32,510,028	0.4%
	Healthpeak Properties, Inc.	2,267,390	53,805,165	0.7%
	Host Hotels & Resorts, Inc.	2,986,477	56,384,686	0.7%
#	Invitation Homes, Inc.	2,588,181	82,019,451	1.0%
#	Iron Mountain, Inc.	1,222,372	61,204,166	0.8%
	Kimco Realty Corp.	2,602,365	55,638,570	0.7%
	Lamar Advertising Co., Class A	383,771	35,395,199	0.5%
#	Life Storage, Inc.	356,502	39,432,631	0.5%
#	Medical Properties Trust, Inc.	2,519,997	28,853,966	0.4%
	Mid-America Apartment Communities, Inc.	490,009	77,151,841	1.0%
	National Retail Properties, Inc.	748,456	31,457,606	0.4%
#	Omega Healthcare Investors, Inc.	1,017,510	32,336,473	0.4%
	Prologis, Inc.	3,920,213	434,163,557	5.5%
	Public Storage	672,049	208,167,178	2.6%
	Realty Income Corp.	2,508,477	156,202,845	2.0%
	Regency Centers Corp.	682,674	41,308,580	0.5%
	Rexford Industrial Realty, Inc.	699,123	38,647,519	0.5%
	SBA Communications Corp.	465,813	125,722,929	1.6%
	Simon Property Group, Inc.	1,375,574	149,910,054	1.9%
	Spirit Realty Capital, Inc.	553,969	21,510,624	0.3%
	STAG Industrial, Inc.	687,773	21,726,749	0.3%
#	STORE Capital Corp.	1,120,845	35,642,871	0.5%
	Sun Communities, Inc.	506,508	68,302,604	0.9%
	UDR, Inc.	1,343,079	53,400,821	0.7%
	Ventas, Inc.	1,679,645	65,724,523	0.8%
#	VICI Properties, Inc.	3,442,758	110,237,096	1.4%
	Welltower, Inc.	1,919,936	117,192,893	1.5%
	WP Carey, Inc.	863,529	65,887,263	0.8%
	Other Securities		624,705,446	7.8%

TOTAL UNITED STATES			4,788,336,860	60.8%

TOTAL COMMON STOCKS			4,788,336,860	60.8%

53

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
AFFILIATED INVESTMENT COMPANIES — (37.9%)
DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	815,281,171	$2,755,650,355	35.0%
DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	7,325,273	281,217,222	3.6%

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		3,036,867,577	38.6%

TOTAL INVESTMENT SECURITIES (Cost $8,264,551,787)		7,825,204,437

SECURITIES LENDING COLLATERAL — (2.4%)
@§ The DFA Short Term Investment Fund	16,808,621	194,324,473	2.5%

TOTAL INVESTMENTS—(100.0%) (Cost $8,458,944,245)		$8,019,528,910	101.9%

As of October 31, 2022, DFA Global Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	172	12/16/22	$32,249,888	$33,393,800	$1,143,912

Total Futures Contracts			$32,249,888	$33,393,800	$1,143,912

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$4,788,336,860	—	—	$4,788,336,860
Affiliated Investment Companies	3,036,867,577	—	—	3,036,867,577
Securities Lending Collateral	—	$194,324,473	—	194,324,473
Futures Contracts**	1,143,912	—	—	1,143,912

TOTAL	$7,826,348,349	$194,324,473	—	$8,020,672,822

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

54

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (97.0%)
AUSTRALIA — (6.8%)
Whitehaven Coal Ltd.	12,373,145	$71,873,065	0.8%
Other Securities		591,744,114	6.1%

TOTAL AUSTRALIA		663,617,179	6.9%

AUSTRIA — (0.8%)
Other Securities		74,968,388	0.8%

BELGIUM — (1.9%)
Ackermans & van Haaren NV	319,855	44,562,652	0.5%
Euronav NV	3,409,575	59,441,792	0.6%
Other Securities		82,512,686	0.8%

TOTAL BELGIUM		186,517,130	1.9%

CANADA — (12.9%)
# Alamos Gold, Inc., Class A	7,396,140	58,361,291	0.6%
# Birchcliff Energy Ltd.	5,486,552	42,648,795	0.4%
# Canadian Western Bank	1,817,290	31,614,323	0.3%
# Crescent Point Energy Corp.	6,629,597	51,826,042	0.5%
# Crescent Point Energy Corp.	3,894,900	30,497,067	0.3%
# Linamar Corp.	965,007	41,303,305	0.4%
* MEG Energy Corp.	5,253,777	78,555,024	0.8%
# Whitecap Resources, Inc.	7,500,963	58,142,303	0.6%
# Yamana Gold, Inc.	12,243,267	53,741,503	0.6%
Other Securities		807,819,169	8.5%

TOTAL CANADA		1,254,508,822	13.0%

CHINA — (0.1%)
Other Securities		10,064,505	0.1%

DENMARK — (2.9%)
* Jyske Bank AS	1,195,095	64,498,265	0.7%
Sydbank AS	1,477,986	45,005,189	0.5%
Other Securities		177,961,595	1.8%

TOTAL DENMARK		287,465,049	3.0%

FINLAND — (2.0%)
Cargotec Oyj, Class B	921,950	34,674,199	0.4%
# Kemira Oyj	2,771,507	36,596,020	0.4%
# TietoEVRY Oyj	1,319,138	31,447,219	0.3%
Other Securities		91,841,570	0.9%

TOTAL FINLAND		194,559,008	2.0%

FRANCE — (3.8%)
Elis SA	3,427,793	39,254,759	0.4%
Rexel SA	2,338,636	41,733,646	0.4%
SES SA	5,373,290	38,112,461	0.4%
Other Securities		255,507,564	2.7%

TOTAL FRANCE		374,608,430	3.9%

GERMANY — (5.8%)
* Aareal Bank AG	1,191,446	37,676,355	0.4%

55

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Aurubis AG	936,015	$59,062,786	0.6%
Freenet AG	1,705,503	33,523,671	0.4%
K&S AG	3,796,021	83,812,305	0.9%
Lanxess AG	1,057,257	35,754,071	0.4%
Rheinmetall AG	195,846	31,835,087	0.3%
Other Securities		279,272,505	2.8%

TOTAL GERMANY		560,936,780	5.8%

GREECE — (0.0%)
Other Securities		1,698	0.0%

HONG KONG — (2.1%)
Other Securities		205,643,458	2.1%

IRELAND — (0.5%)
Bank of Ireland Group PLC	5,511,654	39,687,335	0.4%
Other Securities		10,722,764	0.1%

TOTAL IRELAND		50,410,099	0.5%

ISRAEL — (1.3%)
Other Securities		126,829,931	1.3%

ITALY — (3.8%)
Banco BPM SpA	21,588,080	65,315,073	0.7%
Leonardo SpA	4,980,957	40,017,465	0.4%
Unipol Gruppo SpA	8,415,530	36,219,081	0.4%
Other Securities		232,704,422	2.4%

TOTAL ITALY		374,256,041	3.9%

JAPAN — (25.0%)
Other Securities		2,435,962,994	25.2%

NETHERLANDS — (2.5%)
ASR Nederland NV	2,288,728	100,779,267	1.0%
# SBM Offshore NV	4,336,093	58,682,149	0.6%
Other Securities		84,596,700	0.9%

TOTAL NETHERLANDS		244,058,116	2.5%

NEW ZEALAND — (0.3%)
Other Securities		29,873,647	0.3%

NORWAY — (1.3%)
Other Securities		131,487,640	1.4%

PORTUGAL — (0.2%)
Other Securities		22,020,666	0.2%

SINGAPORE — (0.9%)
Other Securities		86,182,468	0.9%

SPAIN — (2.8%)
Banco de Sabadell SA	93,126,420	73,272,231	0.8%
# Bankinter SA	12,295,019	74,372,052	0.8%

56

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$125,749,493	1.2%

TOTAL SPAIN		273,393,776	2.8%

SWEDEN — (2.3%)
Other Securities		225,374,205	2.3%

SWITZERLAND — (6.2%)
Adecco Group AG	1,142,686	35,761,459	0.4%
Allreal Holding AG	297,965	42,682,438	0.4%
Baloise Holding AG	352,704	48,187,170	0.5%
Helvetia Holding AG	645,552	64,104,812	0.7%
Siegfried Holding AG	63,680	37,907,305	0.4%
Swiss Prime Site AG	679,052	54,794,690	0.6%
Other Securities		319,017,279	3.2%

TOTAL SWITZERLAND		602,455,153	6.2%

UNITED KINGDOM — (10.5%)
Bellway PLC	1,802,661	38,337,467	0.4%
Close Brothers Group PLC	3,353,167	37,777,068	0.4%
Drax Group PLC	5,687,826	33,965,517	0.4%
Grafton Group PLC	5,205,358	41,212,135	0.4%
Man Group PLC	12,541,246	31,197,686	0.3%
Mediclinic International PLC	6,245,108	35,526,683	0.4%
Paragon Banking Group PLC	6,577,529	32,180,697	0.3%
Redrow PLC	6,765,614	32,556,262	0.3%
Travis Perkins PLC	3,671,580	34,604,591	0.4%
# Vistry Group PLC	5,254,832	36,360,710	0.4%
Other Securities		668,810,003	6.9%

TOTAL UNITED KINGDOM		1,022,528,819	10.6%

UNITED STATES — (0.3%)
Other Securities		25,986,456	0.3%

TOTAL COMMON STOCKS		9,463,710,458	97.9%

PREFERRED STOCKS — (0.1%)
GERMANY — (0.1%)
Other Securities		14,392,685	0.2%

TOTAL INVESTMENT SECURITIES (Cost $10,024,140,317)		9,478,103,143

		Value†
SECURITIES LENDING COLLATERAL — (2.9%)
@§ The DFA Short Term Investment Fund	24,153,176	279,234,867	2.9%

TOTAL INVESTMENTS—(100.0%) (Cost $10,303,495,096)		$9,757,338,010	101.0%

57

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

As of October 31, 2022, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	618	12/16/22	$116,562,477	$119,984,700	$3,422,223

Total Futures Contracts			$116,562,477	$119,984,700	$3,422,223

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	—	$663,617,179	—		$663,617,179
Austria	—	74,968,388	—		74,968,388
Belgium	$3,109,047	183,408,083	—		186,517,130
Canada	1,254,084,150	424,672	—		1,254,508,822
China	7,388,355	2,676,150	—		10,064,505
Denmark	—	287,465,049	—		287,465,049
Finland	—	194,559,008	—		194,559,008
France	—	374,608,430	—		374,608,430
Germany	—	560,936,780	—		560,936,780
Greece	—	—	$1,698		1,698
Hong Kong	—	204,675,078	968,380		205,643,458
Ireland	—	50,410,099	—		50,410,099
Israel	149,834	126,680,097	—		126,829,931
Italy	—	374,256,041	—		374,256,041
Japan	3,487,186	2,432,475,808	—		2,435,962,994
Netherlands	—	244,058,116	—		244,058,116
New Zealand	—	29,873,647	—		29,873,647
Norway	1,956,470	129,531,170	—		131,487,640
Portugal	—	22,020,666	—		22,020,666
Singapore	855,094	85,308,487	18,887		86,182,468
Spain	—	273,393,776	—		273,393,776
Sweden	1,401,452	223,972,753	—		225,374,205
Switzerland	—	602,455,153	—		602,455,153
United Kingdom	—	1,022,528,819	—		1,022,528,819
United States	5,255,649	20,730,807	—		25,986,456
Preferred Stocks
Germany	—	14,392,685	—		14,392,685
Securities Lending Collateral	—	279,234,867	—		279,234,867
Futures Contracts**	3,422,223	—	—		3,422,223

TOTAL	$1,281,109,460	$8,478,661,808	$988,965	^	$9,760,760,233

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

58

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.3%)
AUSTRALIA — (6.2%)
National Australia Bank Ltd.	297,280	$6,175,113	0.2%
Whitehaven Coal Ltd.	881,890	5,122,718	0.2%
Other Securities		176,231,868	6.1%

TOTAL AUSTRALIA		187,529,699	6.5%

AUSTRIA — (0.6%)
Other Securities		17,908,912	0.6%

BELGIUM — (1.3%)
Solvay SA	74,041	6,681,523	0.2%
Other Securities		32,593,315	1.2%

TOTAL BELGIUM		39,274,838	1.4%

CANADA — (11.9%)
# Bank of Montreal	71,894	6,620,000	0.2%
Canadian Natural Resources Ltd.	99,485	5,963,131	0.2%
Fairfax Financial Holdings Ltd.	12,821	6,296,769	0.2%
# Royal Bank of Canada	61,845	5,722,144	0.2%
Sun Life Financial, Inc.	130,490	5,539,300	0.2%
Suncor Energy, Inc.	242,441	8,337,546	0.3%
# Teck Resources Ltd., Class B	304,989	9,283,865	0.3%
Tourmaline Oil Corp.	187,536	10,566,494	0.4%
West Fraser Timber Co. Ltd.	67,811	5,091,510	0.2%
Other Securities		293,805,569	10.2%

TOTAL CANADA		357,226,328	12.4%

CHINA — (0.1%)
Other Securities		1,997,864	0.1%

DENMARK — (2.2%)
Novo Nordisk AS, Class B	47,591	5,174,629	0.2%
Other Securities		60,164,218	2.1%

TOTAL DENMARK		65,338,847	2.3%

FINLAND — (1.5%)
Other Securities		44,643,849	1.5%

FRANCE — (7.0%)
BNP Paribas SA	106,510	4,994,667	0.2%
Bouygues SA	199,685	5,697,242	0.2%
# Carrefour SA	319,239	5,138,295	0.2%
Cie de Saint-Gobain	139,932	5,720,550	0.2%
Cie Generale des Etablissements Michelin SCA	337,352	8,597,095	0.3%
Engie SA	420,294	5,461,028	0.2%
Orange SA	1,286,762	12,260,155	0.4%
TotalEnergies SE	378,407	20,643,370	0.7%
Other Securities		141,054,476	4.9%

TOTAL FRANCE		209,566,878	7.3%

GERMANY — (5.8%)
Allianz SE	36,707	6,603,752	0.2%

59

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
BASF SE	137,484	$6,168,995	0.2%
* Commerzbank AG	955,930	7,637,592	0.3%
Ω Covestro AG	160,868	5,460,827	0.2%
Mercedes-Benz Group AG	126,187	7,303,899	0.3%
Other Securities		140,245,901	4.8%

TOTAL GERMANY		173,420,966	6.0%

HONG KONG — (1.8%)
Other Securities		55,499,011	1.9%

IRELAND — (0.7%)
# CRH PLC, Sponsored ADR	179,187	6,488,361	0.2%
Other Securities		13,696,883	0.5%

TOTAL IRELAND		20,185,244	0.7%

ISRAEL — (1.2%)
Other Securities		37,342,505	1.3%

ITALY — (2.4%)
UniCredit SpA	476,352	5,907,363	0.2%
Other Securities		65,407,539	2.3%

TOTAL ITALY		71,314,902	2.5%

JAPAN — (22.2%)
ENEOS Holdings, Inc.	2,151,970	7,098,607	0.3%
Mitsubishi UFJ Financial Group, Inc.	1,117,000	5,276,539	0.2%
SoftBank Group Corp.	158,600	6,808,096	0.3%
Toyota Motor Corp.	430,090	5,967,326	0.2%
Other Securities		643,991,158	22.2%

TOTAL JAPAN		669,141,726	23.2%

NETHERLANDS — (3.2%)
Aegon NV	1,327,980	6,147,428	0.2%
ASR Nederland NV	149,446	6,580,537	0.2%
Koninklijke Ahold Delhaize NV	545,232	15,205,575	0.5%
Other Securities		69,373,530	2.5%

TOTAL NETHERLANDS		97,307,070	3.4%

NEW ZEALAND — (0.4%)
Other Securities		12,251,735	0.4%

NORWAY — (1.0%)
Other Securities		30,315,895	1.0%

PORTUGAL — (0.3%)
Other Securities		10,122,894	0.3%

SINGAPORE — (1.0%)
Other Securities		30,255,778	1.0%

SPAIN — (2.2%)
Banco Bilbao Vizcaya Argentaria SA	1,438,737	7,422,139	0.3%
Repsol SA	415,110	5,647,349	0.2%

60

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$51,949,890	1.8%

TOTAL SPAIN		65,019,378	2.3%

SWEDEN — (2.4%)
Other Securities		73,654,417	2.6%

SWITZERLAND — (7.3%)
Julius Baer Group Ltd.	127,245	6,105,070	0.2%
Nestle SA	126,847	13,808,412	0.5%
Novartis AG, Sponsored ADR	112,884	9,158,279	0.3%
Swiss Life Holding AG	10,701	5,181,660	0.2%
Swisscom AG	15,415	7,611,759	0.3%
Zurich Insurance Group AG	14,535	6,194,437	0.2%
Other Securities		172,472,657	5.9%

TOTAL SWITZERLAND		220,532,274	7.6%

UNITED KINGDOM — (11.5%)
3i Group PLC	398,043	5,301,281	0.2%
BP PLC	1,487,940	8,232,179	0.3%
British American Tobacco PLC	154,373	6,096,722	0.2%
BT Group PLC	4,467,397	6,657,451	0.2%
Glencore PLC	873,439	5,007,488	0.2%
# HSBC Holdings PLC, Sponsored ADR	320,826	8,312,602	0.3%
Shell PLC, Sponsored ADR	333,674	18,562,285	0.7%
Other Securities		287,483,824	9.9%

TOTAL UNITED KINGDOM.		345,653,832	12.0%

UNITED STATES — (0.1%)
Other Securities		2,160,139	0.1%

TOTAL COMMON STOCKS		2,837,664,981	98.4%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		10,803,933	0.4%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		1,491	0.0%

CANADA — (0.0%)
Other Securities		54,197	0.0%

HONG KONG — (0.0%)
Other Security		186	0.0%

TOTAL RIGHTS/WARRANTS		55,874	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,790,321,925)		2,848,524,788

61

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (5.3%)
@§ The DFA Short Term Investment Fund	13,790,366	$159,430,421	5.5%

TOTAL INVESTMENTS—(100.0%) (Cost $2,949,818,119)		$3,007,955,209	104.3%

As of October 31, 2022, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	90	12/16/22	$17,034,449	$17,473,500	$439,051

Total Futures Contracts			$17,034,449	$17,473,500	$439,051

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,348,097	$183,139,455	$42,147	$187,529,699
Austria	42,430	17,866,482	—	17,908,912
Belgium	3,021,855	36,252,983	—	39,274,838
Canada	356,310,408	915,920	—	357,226,328
China	562,780	1,435,084	—	1,997,864
Denmark	—	65,338,847	—	65,338,847
Finland	—	44,643,849	—	44,643,849
France	405,489	209,159,773	1,616	209,566,878
Germany	5,976,454	167,444,512	—	173,420,966
Hong Kong	—	55,378,352	120,659	55,499,011
Ireland	6,488,361	13,696,883	—	20,185,244
Israel	4,424,117	32,918,388	—	37,342,505
Italy	1,841,896	69,473,006	—	71,314,902
Japan	9,691,387	659,450,339	—	669,141,726
Netherlands	10,120,177	87,186,893	—	97,307,070
New Zealand	10,700	12,241,035	—	12,251,735
Norway	307,540	30,008,355	—	30,315,895
Portugal	—	10,122,894	—	10,122,894
Singapore	20,133	30,234,581	1,064	30,255,778
Spain	1,797,257	63,222,121	—	65,019,378
Sweden	206,058	73,448,359	—	73,654,417
Switzerland	19,678,114	200,854,160	—	220,532,274
United Kingdom	49,109,740	296,523,328	20,764	345,653,832
United States	769,182	1,390,957	—	2,160,139
Preferred Stocks
Germany	—	10,803,933	—	10,803,933
Rights/Warrants
Australia	—	1,491	—	1,491
Canada	—	54,197	—	54,197
Hong Kong	—	186	—	186

62

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$159,430,421	—		$159,430,421
Futures Contracts**	$439,051	—	—		439,051

TOTAL	$475,571,226	$2,532,636,784	$186,250	^	$3,008,394,260

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

63

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.9%)
AUSTRALIA — (7.2%)
BHP Group Ltd.	260,623	$6,260,217	0.4%
BHP Group Ltd.	242,244	5,782,310	0.4%
# BHP Group Ltd., Sponsored ADR	439,796	21,031,045	1.3%
Other Securities		89,700,297	5.5%

TOTAL AUSTRALIA		122,773,869	7.6%

AUSTRIA — (0.2%)
Other Securities		2,776,158	0.2%

BELGIUM — (0.6%)
Other Securities		10,348,979	0.7%

CANADA — (11.1%)
Alimentation Couche-Tard, Inc.	184,394	8,256,347	0.5%
Canadian National Railway Co.	103,129	12,217,874	0.8%
Canadian National Railway Co.	52,046	6,164,328	0.4%
# Canadian Natural Resources Ltd.	277,342	16,623,879	1.0%
Constellation Software, Inc.	6,141	8,879,579	0.6%
National Bank of Canada	139,276	9,483,056	0.6%
# Royal Bank of Canada	128,018	11,844,731	0.7%
Suncor Energy, Inc.	311,402	10,709,115	0.7%
Other Securities		105,724,303	6.5%

TOTAL CANADA		189,903,212	11.8%

CHINA — (0.0%)
Other Securities		562,875	0.0%

DENMARK — (3.3%)
Novo Nordisk AS, Class B	490,008	53,279,182	3.3%
Other Securities		2,886,381	0.2%

TOTAL DENMARK		56,165,563	3.5%

FINLAND — (1.1%)
Other Securities		18,946,685	1.2%

FRANCE — (8.2%)
Airbus SE	114,996	12,442,994	0.8%
Hermes International	6,104	7,900,926	0.5%
Kering SA	19,489	8,925,199	0.6%
LVMH Moet Hennessy Louis Vuitton SE	67,951	42,876,713	2.7%
Teleperformance	29,391	7,874,726	0.5%
# TotalEnergies SE	425,414	23,207,759	1.4%
Other Securities		36,736,800	2.2%

TOTAL FRANCE		139,965,117	8.7%

GERMANY — (5.5%)
Bayer AG	221,721	11,658,318	0.7%
Deutsche Telekom AG	866,133	16,348,681	1.0%
E.ON SE	948,865	7,945,780	0.5%
Mercedes-Benz Group AG	193,985	11,228,152	0.7%

64

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$46,781,070	3.0%

TOTAL GERMANY		93,962,001	5.9%

HONG KONG — (1.7%)
Hong Kong Exchanges & Clearing Ltd.	293,437	7,788,874	0.5%
Other Securities		21,738,418	1.3%

TOTAL HONG KONG		29,527,292	1.8%

IRELAND — (0.5%)
Other Securities		8,423,333	0.5%

ISRAEL — (0.7%)
Other Securities		11,578,328	0.7%

ITALY — (1.8%)
Stellantis NV	716,336	9,664,495	0.6%
Other Securities		21,705,890	1.4%

TOTAL ITALY		31,370,385	2.0%

JAPAN — (18.4%)
Fast Retailing Co. Ltd.	14,000	7,799,976	0.5%
Hitachi Ltd.	264,700	12,010,447	0.7%
KDDI Corp.	492,100	14,544,985	0.9%
Nintendo Co. Ltd.	265,000	10,758,760	0.7%
Recruit Holdings Co. Ltd.	267,200	8,222,056	0.5%
Sony Group Corp.	328,700	22,165,764	1.4%
Tokyo Electron Ltd.	33,900	8,918,969	0.6%
Other Securities		231,845,918	14.4%

TOTAL JAPAN		316,266,875	19.7%

NETHERLANDS — (3.6%)
ASML Holding NV	25,123	11,784,863	0.7%
ASML Holding NV	66,262	31,303,494	1.9%
Wolters Kluwer NV	98,091	10,423,004	0.7%
Other Securities		8,696,272	0.6%

TOTAL NETHERLANDS		62,207,633	3.9%

NEW ZEALAND — (0.3%)
Other Securities		5,502,090	0.3%

NORWAY — (1.0%)
Equinor ASA	304,550	11,095,889	0.7%
Other Securities		6,816,324	0.4%

TOTAL NORWAY		17,912,213	1.1%

PORTUGAL — (0.1%)
Other Securities		2,472,556	0.2%

SINGAPORE — (1.0%)
DBS Group Holdings Ltd.	386,358	9,340,708	0.6%
Other Securities		7,523,948	0.5%

TOTAL SINGAPORE		16,864,656	1.1%

65

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (1.6%)
Repsol SA	593,804	$8,078,386	0.5%
Other Securities		19,069,819	1.2%

TOTAL SPAIN		27,148,205	1.7%

SWEDEN — (2.5%)
Other Securities		42,420,867	2.6%

SWITZERLAND — (8.2%)
Givaudan SA	3,610	10,782,851	0.7%
Roche Holding AG	8,192	3,325,052	0.2%
Roche Holding AG	183,630	60,928,089	3.8%
Sika AG	49,049	11,059,359	0.7%
Other Securities		54,162,814	3.3%

TOTAL SWITZERLAND		140,258,165	8.7%

UNITED KINGDOM — (14.3%)
Anglo American PLC	335,117	10,038,162	0.6%
Ashtead Group PLC	224,550	11,697,488	0.7%
BAE Systems PLC	967,945	9,053,735	0.6%
Diageo PLC	80,730	3,322,238	0.2%
# Diageo PLC, Sponsored ADR	106,135	17,721,361	1.1%
Ferguson PLC	94,077	10,259,936	0.6%
Glencore PLC	1,388,177	7,958,514	0.5%
GSK PLC.	1,204,965	19,738,624	1.2%
Imperial Brands PLC	553,895	13,492,366	0.8%
Reckitt Benckiser Group PLC	131,666	8,737,877	0.5%
# RELX PLC, Sponsored ADR	334,644	9,022,002	0.6%
Rio Tinto PLC	94,176	4,921,790	0.3%
# Rio Tinto PLC, Sponsored ADR	251,488	13,416,885	0.8%
SSE PLC	648,002	11,580,364	0.7%
Unilever PLC	48,760	2,216,354	0.1%
Unilever PLC	62,170	2,837,577	0.2%
# Unilever PLC, Sponsored ADR	587,080	26,718,011	1.7%
Other Securities		61,732,778	4.0%

TOTAL UNITED KINGDOM		244,466,062	15.2%

TOTAL COMMON STOCKS		1,591,823,119	99.1%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Other Securities		8,380,467	0.5%

TOTAL INVESTMENT SECURITIES (Cost $1,645,167,059)		1,600,203,586

		Value†
SECURITIES LENDING COLLATERAL — (6.6%)
@§ The DFA Short Term Investment Fund	9,844,627	113,813,732	7.1%

TOTAL INVESTMENTS—(100.0%) (Cost $1,759,023,239)		$1,714,017,318	106.7%

66

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$25,548,895	$97,224,974	—	$122,773,869
Austria	—	2,776,158	—	2,776,158
Belgium	—	10,348,979	—	10,348,979
Canada	189,903,212	—	—	189,903,212
China	—	562,875	—	562,875
Denmark	—	56,165,563	—	56,165,563
Finland	—	18,946,685	—	18,946,685
France	1,942,479	138,022,638	—	139,965,117
Germany	—	93,962,001	—	93,962,001
Hong Kong	—	29,527,292	—	29,527,292
Ireland	3,049,317	5,374,016	—	8,423,333
Israel	1,412,677	10,165,651	—	11,578,328
Italy	3,589,675	27,780,710	—	31,370,385
Japan	—	316,266,875	—	316,266,875
Netherlands	31,303,494	30,904,139	—	62,207,633
New Zealand	—	5,502,090	—	5,502,090
Norway	—	17,912,213	—	17,912,213
Portugal	—	2,472,556	—	2,472,556
Singapore	—	16,864,656	—	16,864,656
Spain	—	27,148,205	—	27,148,205
Sweden	—	42,420,867	—	42,420,867
Switzerland	3,623,423	136,634,742	—	140,258,165
United Kingdom	69,713,115	174,752,947	—	244,466,062
Preferred Stocks
Germany	—	8,380,467	—	8,380,467
Securities Lending Collateral	—	113,813,732	—	113,813,732

TOTAL	$330,086,287	$1,383,931,031	—	$1,714,017,318

See accompanying Notes to Financial Statements.

67

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$119,817,346
Investment in Dimensional Emerging Markets Value Fund		58,079,423
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc	960,882	16,152,426

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $194,249,127)		$194,049,195

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$194,049,195	—	—	$194,049,195

TOTAL	$194,049,195	—	—	$194,049,195

See accompanying Notes to Financial Statements.

68

WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.2%)
AUSTRALIA — (4.5%)
BHP Group Ltd.	352,621	$8,470,028	0.3%
Commonwealth Bank of Australia	87,813	5,887,576	0.2%
Other Securities		130,988,672	4.2%

TOTAL AUSTRALIA		145,346,276	4.7%

AUSTRIA — (0.3%)
Other Securities		10,876,886	0.4%

BELGIUM — (0.8%)
Other Securities		24,505,995	0.8%

BRAZIL — (1.6%)
Vale SA	558,139	7,253,483	0.3%
Other Securities		43,819,411	1.3%

TOTAL BRAZIL		51,072,894	1.6%

CANADA — (8.0%)
Bank of Montreal	69,809	6,428,013	0.2%
Canadian National Railway Co.	42,191	4,997,102	0.2%
Canadian Natural Resources Ltd.	152,688	9,152,119	0.3%
Nutrien Ltd.	65,469	5,532,108	0.2%
Royal Bank of Canada	93,782	8,677,081	0.3%
Royal Bank of Canada	97,598	9,024,887	0.3%
Suncor Energy, Inc.	165,422	5,688,863	0.2%
Toronto-Dominion Bank	89,325	5,715,907	0.2%
Other Securities		204,390,427	6.4%

TOTAL CANADA		259,606,507	8.3%

CHILE — (0.1%)
Other Securities		4,431,245	0.1%

CHINA — (7.1%)
China Construction Bank Corp., Class H	12,746,000	6,764,152	0.2%
Tencent Holdings Ltd.	442,200	11,619,589	0.4%
Other Securities		213,438,944	6.8%

TOTAL CHINA		231,822,685	7.4%

COLOMBIA — (0.0%)
Other Securities		1,025,541	0.0%

CZECH REPUBLIC — (0.0%)
Other Securities		1,198,559	0.0%

DENMARK — (1.5%)
Novo Nordisk AS, Class B	142,160	15,457,234	0.5%
Other Securities		34,183,772	1.1%

TOTAL DENMARK		49,641,006	1.6%

EGYPT — (0.0%)
Other Securities		162,722	0.0%

69

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FINLAND — (1.0%)
Other Securities		$32,274,591	1.0%

FRANCE — (5.2%)
LVMH Moet Hennessy Louis Vuitton SE	21,810	13,761,992	0.5%
Orange SA	575,945	5,487,553	0.2%
# TotalEnergies SE	355,054	19,369,385	0.6%
Vinci SA	66,104	6,084,010	0.2%
Other Securities		123,807,332	3.9%

TOTAL FRANCE		168,510,272	5.4%

GERMANY — (4.1%)
BASF SE	130,893	5,873,252	0.2%
Bayer AG	122,338	6,432,658	0.2%
Deutsche Telekom AG	482,206	9,101,872	0.3%
Mercedes-Benz Group AG	117,589	6,806,234	0.2%
Other Securities		106,747,629	3.4%

TOTAL GERMANY		134,961,645	4.3%

GREECE — (0.1%)
Other Securities		2,638,296	0.1%

HONG KONG — (1.3%)
AIA Group Ltd.	833,400	6,312,830	0.2%
Other Securities		34,809,623	1.1%

TOTAL HONG KONG		41,122,453	1.3%

HUNGARY — (0.0%)
Other Securities		1,633,284	0.1%

INDIA — (5.7%)
Infosys Ltd.	301,896	5,632,610	0.2%
Reliance Industries Ltd.	235,961	7,270,140	0.3%
Other Securities		171,251,207	5.4%

TOTAL INDIA		184,153,957	5.9%

INDONESIA — (0.7%)
Other Securities		22,761,801	0.7%

IRELAND — (0.5%)
# CRH PLC, Sponsored ADR	191,724	6,942,326	0.2%
Other Securities		10,486,714	0.4%

TOTAL IRELAND		17,429,040	0.6%

ISRAEL — (0.7%)
Other Securities		24,275,886	0.8%

ITALY — (1.8%)
Eni SpA	388,066	5,096,749	0.2%
Stellantis NV	476,957	6,434,897	0.2%
Other Securities		45,535,683	1.4%

TOTAL ITALY		57,067,329	1.8%

70

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (14.1%)
Hitachi Ltd.	119,200	$5,408,558	0.2%
Sony Group Corp.	104,000	7,013,202	0.3%
Toyota Motor Corp.	907,715	12,594,182	0.4%
Other Securities		435,126,738	13.8%

TOTAL JAPAN		460,142,680	14.7%

MALAYSIA — (0.5%)
Other Securities		16,846,749	0.5%

MEXICO — (0.8%)
Other Securities		25,482,157	0.8%

NETHERLANDS — (2.0%)
ASML Holding NV	20,610	9,736,576	0.3%
Koninklijke Ahold Delhaize NV	198,063	5,523,626	0.2%
Other Securities		48,603,742	1.6%

TOTAL NETHERLANDS		63,863,944	2.1%

NEW ZEALAND — (0.3%)
Other Securities		8,487,603	0.3%

NORWAY — (0.7%)
Other Securities		22,459,223	0.7%

PERU — (0.0%)
Other Securities		341,571	0.0%

PHILIPPINES — (0.2%)
Other Securities		7,707,820	0.3%

POLAND — (0.2%)
Other Securities		7,137,048	0.2%

PORTUGAL — (0.2%)
Other Securities		6,189,656	0.2%

QATAR — (0.3%)
Other Securities		10,724,413	0.3%

SAUDI ARABIA — (1.1%)
Other Securities		35,711,761	1.2%

SINGAPORE — (0.7%)
Other Securities		22,860,164	0.7%

SOUTH AFRICA — (1.3%)
Other Securities		43,126,097	1.4%

SOUTH KOREA — (3.6%)
Samsung Electronics Co. Ltd.	661,530	27,532,762	0.9%
Other Securities		89,359,031	2.9%

TOTAL SOUTH KOREA		116,891,793	3.8%

SPAIN — (1.5%)
Repsol SA	395,910	5,386,144	0.2%

71

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$41,923,084	1.3%

TOTAL SPAIN		47,309,228	1.5%

SWEDEN — (1.8%)
Other Securities		59,696,629	1.9%

SWITZERLAND — (5.1%)
ABB Ltd.	223,366	6,202,941	0.2%
Givaudan SA	1,803	5,385,452	0.2%
Nestle SA	146,245	15,920,055	0.5%
Novartis AG	88,289	7,141,760	0.2%
Novartis AG, Sponsored ADR	61,524	4,991,442	0.2%
Roche Holding AG	58,789	19,506,080	0.6%
Other Securities		105,807,368	3.4%

TOTAL SWITZERLAND		164,955,098	5.3%

TAIWAN — (4.8%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,000	14,065,978	0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	129,369	7,962,662	0.3%
Other Securities		134,878,966	4.2%

TOTAL TAIWAN		156,907,606	5.0%

THAILAND — (0.8%)
Other Securities.		24,416,349	0.8%

TURKEY — (0.3%)
Other Securities		8,632,922	0.3%

UNITED ARAB EMIRATES — (0.4%)
Other Securities		11,966,771	0.4%

UNITED KINGDOM — (8.5%)
BP PLC, Sponsored ADR	338,022	11,249,372	0.4%
British American Tobacco PLC	141,356	5,582,636	0.2%
Glencore PLC	1,482,781	8,500,885	0.3%
# HSBC Holdings PLC, Sponsored ADR	230,666	5,976,556	0.2%
# Rio Tinto PLC, Sponsored ADR	172,914	9,224,962	0.3%
Shell PLC, Sponsored ADR	428,414	23,832,671	0.8%
# Unilever PLC, Sponsored ADR	116,930	5,321,484	0.2%
Other Securities		205,281,455	6.4%

TOTAL UNITED KINGDOM		274,970,021	8.8%

UNITED STATES — (0.0%)
Other Securities		945,358	0.0%

TOTAL COMMON STOCKS		3,064,291,531	98.1%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.4%)
Other Securities		11,626,826	0.4%

CHILE — (0.0%)
Other Securities		168,225	0.0%

72

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
COLOMBIA — (0.0%)
Other Securities		$168,281	0.0%

GERMANY — (0.3%)
Other Securities		9,081,770	0.3%

PHILIPPINES — (0.0%)
Other Security		34,233	0.0%

SOUTH KOREA — (0.0%)
Other Security		278	0.0%

THAILAND — (0.0%)
Other Security		115,176	0.0%

TOTAL PREFERRED STOCKS.		21,194,789	0.7%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		285	0.0%

BRAZIL — (0.0%)
Other Securities		3,311	0.0%

HONG KONG — (0.0%)
Other Security		103	0.0%

INDIA — (0.0%)
Other Security		9,300	0.0%

INDONESIA — (0.0%)
Other Security		479	0.0%

MALAYSIA — (0.0%)
Other Security		4,387	0.0%

SAUDI ARABIA — (0.0%)
Other Security		3,245	0.0%

SOUTH KOREA — (0.0%)
Other Securities		2,167	0.0%

TAIWAN — (0.0%)
Other Securities		10,035	0.0%

THAILAND — (0.0%)
Other Securities		462	0.0%

TOTAL RIGHTS/WARRANTS		33,774	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,168,683,871)		3,085,520,094

73

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (5.1%)
@§ The DFA Short Term Investment Fund	14,470,830	$167,297,264	5.4%

TOTAL INVESTMENTS—(100.0%) (Cost $3,336,052,772)		$3,252,817,358	104.2%

As of October 31, 2022, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	128	12/16/22	$23,984,116	$24,851,200	$867,084

Total Futures Contracts			$23,984,116	$24,851,200	$867,084

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,272,824	$138,068,634	$4,818	$145,346,276
Austria	41,465	10,835,421	—	10,876,886
Belgium	537,208	23,968,787	—	24,505,995
Brazil	50,798,514	274,380	—	51,072,894
Canada	258,904,825	701,682	—	259,606,507
Chile	922,918	3,508,327	—	4,431,245
China	16,040,899	214,973,516	808,270	231,822,685
Colombia	964,595	60,946	—	1,025,541
Czech Republic	—	1,198,559	—	1,198,559
Denmark	—	49,641,006	—	49,641,006
Egypt	77,097	85,625	—	162,722
Finland	548,244	31,726,347	—	32,274,591
France	368,182	168,140,162	1,928	168,510,272
Germany	1,507,363	133,454,282	—	134,961,645
Greece	7,253	2,629,812	1,231	2,638,296
Hong Kong	467,105	40,604,384	50,964	41,122,453
Hungary	—	1,633,284	—	1,633,284
India	3,291,919	180,861,771	267	184,153,957
Indonesia	174,624	22,545,712	41,465	22,761,801
Ireland	6,942,326	10,486,714	—	17,429,040
Israel	2,949,430	21,326,456	—	24,275,886
Italy	578,714	56,488,615	—	57,067,329
Japan	1,732,396	458,410,284	—	460,142,680
Malaysia	—	16,846,592	157	16,846,749
Mexico	25,352,685	129,267	205	25,482,157
Netherlands	11,290,855	52,573,089	—	63,863,944
New Zealand	—	8,487,603	—	8,487,603
Norway	31,689	22,427,534	—	22,459,223
Peru	341,544	—	27	341,571
Philippines	23,089	7,684,731	—	7,707,820
Poland	—	7,137,048	—	7,137,048
Portugal	—	6,189,656	—	6,189,656
Qatar	—	10,724,413	—	10,724,413

74

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Saudi Arabia	$35,081	$35,676,680	—		$35,711,761
Singapore	—	22,845,150	$15,014		22,860,164
South Africa	4,254,717	38,871,380	—		43,126,097
South Korea	560,925	116,240,174	90,694		116,891,793
Spain	426,884	46,882,344	—		47,309,228
Sweden	113,903	59,582,726	—		59,696,629
Switzerland	12,061,310	152,893,788	—		164,955,098
Taiwan	8,199,731	148,686,595	21,280		156,907,606
Thailand	23,832,210	584,139	—		24,416,349
Turkey	—	8,632,922	—		8,632,922
United Arab Emirates	—	11,966,771	—		11,966,771
United Kingdom	72,790,913	202,175,231	3,877		274,970,021
United States	301,845	643,513	—		945,358
Preferred Stocks
Brazil	11,606,098	20,728	—		11,626,826
Chile	—	168,225	—		168,225
Colombia	168,281	—	—		168,281
Germany	—	9,081,770	—		9,081,770
Philippines	—	34,233	—		34,233
South Korea	—	278	—		278
Thailand	115,176	—	—		115,176
Rights/Warrants
Australia	—	285	—		285
Brazil	—	3,311	—		3,311
Hong Kong	—	103	—		103
India	—	9,300	—		9,300
Indonesia	—	479	—		479
Malaysia	—	4,387	—		4,387
Saudi Arabia	—	3,245	—		3,245
South Korea	—	2,167	—		2,167
Taiwan	—	10,035	—		10,035
Thailand	—	462	—		462
Securities Lending Collateral	—	167,297,264	—		167,297,264
Futures Contracts**	867,084	—	—		867,084

TOTAL	$526,501,921	$2,726,142,324	$1,040,197	^	$3,253,684,442

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

75

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.3%)
AUSTRALIA — (5.1%)
Incitec Pivot Ltd.	445,077	$1,070,388	0.2%
OZ Minerals Ltd.	93,959	1,454,860	0.3%
Whitehaven Coal Ltd.	222,477	1,292,323	0.2%
Other Securities		25,062,003	4.4%

TOTAL AUSTRALIA		28,879,574	5.1%

AUSTRIA — (0.6%)
Other Securities		3,602,917	0.6%

BELGIUM — (1.3%)
Ageas SA	52,470	1,816,416	0.3%
Other Securities		5,353,515	1.0%

TOTAL BELGIUM		7,169,931	1.3%

BRAZIL — (1.5%)
Other Securities		8,436,425	1.5%

CANADA — (8.9%)
AltaGas Ltd	69,373	1,251,143	0.2%
ARC Resources Ltd.	157,602	2,218,817	0.4%
iA Financial Corp., Inc.	30,644	1,705,456	0.3%
* MEG Energy Corp.	81,109	1,212,750	0.2%
Shaw Communications, Inc., Class B	49,246	1,265,130	0.2%
Tourmaline Oil Corp.	49,686	2,799,499	0.5%
West Fraser Timber Co. Ltd.	20,594	1,546,269	0.3%
Whitecap Resources, Inc.	159,435	1,235,828	0.2%
Yamana Gold, Inc.	275,277	1,208,321	0.2%
Other Securities		36,116,827	6.4%

TOTAL CANADA		50,560,040	8.9%

CHILE — (0.1%)
Other Securities		633,668	0.1%

CHINA — (5.8%)
Other Securities		32,973,778	5.8%

COLOMBIA — (0.0%)
Other Securities		132,549	0.0%

DENMARK — (1.7%)
Other Securities		9,498,918	1.7%

FINLAND — (1.4%)
Valmet Oyj	47,799	1,087,104	0.2%
Other Securities		6,922,780	1.2%

TOTAL FINLAND		8,009,884	1.4%

FRANCE — (3.9%)
Alstom SA	68,483	1,409,464	0.3%
Bouygues SA	39,233	1,119,362	0.2%
Carrefour SA	63,770	1,026,407	0.2%
Eiffage SA	20,030	1,811,148	0.3%

76

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FRANCE — (Continued)
* Renault SA	55,113	$1,696,885	0.3%
Other Securities		14,833,545	2.6%

TOTAL FRANCE		21,896,811	3.9%

GERMANY — (5.1%)
* Commerzbank AG	337,220	2,694,286	0.5%
Ω Covestro AG	58,959	2,001,423	0.4%
Fresenius Medical Care AG & Co. KGaA	47,923	1,325,578	0.2%
HeidelbergCement AG	41,205	1,894,885	0.3%
K&S AG	63,951	1,411,973	0.3%
Rheinmetall AG	7,900	1,284,158	0.2%
Other Securities		18,202,261	3.2%

TOTAL GERMANY		28,814,564	5.1%

GREECE — (0.1%)
Other Securities		616,920	0.1%

HONG KONG — (1.5%)
Other Securities		8,626,606	1.5%

HUNGARY — (0.0%)
Other Security		148,573	0.0%

INDIA — (6.2%)
UPL Ltd	117,632	1,041,029	0.2%
Other Securities		34,424,112	6.0%

TOTAL INDIA		35,465,141	6.2%

INDONESIA — (0.7%)
Other Securities		3,980,281	0.7%

IRELAND — (0.8%)
Bank of Ireland Group PLC	330,642	2,380,825	0.4%
Other Securities		2,158,573	0.4%

TOTAL IRELAND		4,539,398	0.8%

ISRAEL — (1.3%)
Other Securities		7,177,292	1.3%

ITALY — (2.6%)
Banco BPM SpA	394,306	1,192,980	0.2%
Mediobanca Banca di Credito Finanziario SpA	168,607	1,527,509	0.3%
Other Securities		11,846,773	2.1%

TOTAL ITALY		14,567,262	2.6%

JAPAN — (17.2%)
Concordia Financial Group Ltd.	366,700	1,118,883	0.2%
Sojitz Corp.	72,740	1,072,330	0.2%
Other Securities		95,329,039	16.8%

TOTAL JAPAN		97,520,252	17.2%

MALAYSIA — (0.6%)
Other Securities		3,122,991	0.6%

77

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
MEXICO — (0.8%)
Other Securities		$4,250,539	0.8%

NETHERLANDS — (1.9%)
Ω ABN AMRO Bank NV	112,128	1,102,289	0.2%
Aegon NV	419,896	1,943,765	0.4%
ASR Nederland NV	43,712	1,924,765	0.3%
Other Securities		5,939,140	1.0%

TOTAL NETHERLANDS		10,909,959	1.9%

NEW ZEALAND — (0.2%)
Other Securities		1,385,842	0.2%

NORWAY — (0.9%)
Other Securities		4,990,076	0.9%

PHILIPPINES — (0.2%)
Other Securities		1,137,782	0.2%

POLAND — (0.2%)
Other Securities		1,009,810	0.2%

PORTUGAL — (0.3%)
Other Securities		1,971,152	0.3%

QATAR — (0.2%)
Other Securities		1,273,087	0.2%

SAUDI ARABIA — (1.3%)
Other Securities		7,309,539	1.3%

SINGAPORE — (0.7%)
Other Securities		3,951,060	0.7%

SOUTH AFRICA — (1.1%)
Other Securities		5,999,431	1.1%

SOUTH KOREA — (3.2%)
Other Securities		18,341,470	3.2%

SPAIN — (1.3%)
Banco de Sabadell SA	1,583,992	1,246,291	0.2%
Bankinter SA	197,117	1,192,352	0.2%
Other Securities		5,040,325	0.9%

TOTAL SPAIN		7,478,968	1.3%

SWEDEN — (1.5%)
Other Securities		8,644,257	1.5%

SWITZERLAND — (3.9%)
Baloise Holding AG	13,916	1,901,233	0.3%
Julius Baer Group Ltd.	31,228	1,498,284	0.3%
Swatch Group AG	7,058	1,585,999	0.3%
Swiss Prime Site AG	16,975	1,369,762	0.3%
Other Securities		15,801,712	2.7%

TOTAL SWITZERLAND		22,156,990	3.9%

78

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (5.1%)
Other Securities		$29,148,900	5.1%

THAILAND — (0.7%)
Other Securities		3,912,834	0.7%

TURKEY — (0.2%)
Other Securities		1,296,493	0.2%

UNITED ARAB EMIRATES — (0.4%)
Emaar Properties PJSC	908,458	1,499,641	0.3%
Other Securities		1,009,511	0.1%

TOTAL UNITED ARAB EMIRATES		2,509,152	0.4%

UNITED KINGDOM — (8.7%)
Barratt Developments PLC	294,947	1,272,132	0.2%
Beazley PLC	157,957	1,132,838	0.2%
Centrica PLC	1,480,134	1,300,610	0.2%
DS Smith PLC	398,008	1,327,325	0.2%
J Sainsbury PLC	524,764	1,169,748	0.2%
Johnson Matthey PLC	46,446	1,030,989	0.2%
Kingfisher PLC	587,635	1,476,393	0.3%
Melrose Industries PLC	1,024,099	1,373,709	0.3%
Taylor Wimpey PLC	1,049,610	1,128,465	0.2%
Other Securities		38,162,505	6.7%

TOTAL UNITED KINGDOM		49,374,714	8.7%

UNITED STATES — (0.1%)
Other Securities		600,952	0.1%

TOTAL COMMON STOCKS		564,026,782	99.3%

PREFERRED STOCKS — (0.4%)
BRAZIL — (0.1%)
Other Securities		733,993	0.1%

GERMANY — (0.3%)
Other Securities		1,361,468	0.3%

PHILIPPINES — (0.0%)
Other Security		13,984	0.0%

SOUTH KOREA — (0.0%)
Other Securities		10,073	0.0%

THAILAND — (0.0%)
Other Security		44,710	0.0%

TOTAL PREFERRED STOCKS		2,164,228	0.4%

RIGHTS/WARRANTS — (0.0%)
INDONESIA — (0.0%)
Other Security		371	0.0%

MALAYSIA — (0.0%)
Other Securities		3,004	0.0%

79

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (0.0%)
Other Security		$3,118	0.0%

TAIWAN — (0.0%)
Other Securities		1,238	0.0%

THAILAND — (0.0%)
Other Securities		477	0.0%

TOTAL RIGHTS/WARRANTS		8,208	0.0%

TOTAL INVESTMENT SECURITIES (Cost $652,274,007)		566,199,218

		Value†
SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	138,334	1,599,274	0.3%

TOTAL INVESTMENTS—(100.0%) (Cost $653,873,721)		$567,798,492	100.0%

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$130,232	$28,749,342	—	$28,879,574
Austria	—	3,602,917	—	3,602,917
Belgium	493,178	6,676,753	—	7,169,931
Brazil	8,328,731	107,694	—	8,436,425
Canada	50,544,558	15,482	—	50,560,040
Chile	—	633,668	—	633,668
China	1,098,697	31,467,344	$407,737	32,973,778
Colombia	132,549	—	—	132,549
Denmark	—	9,498,918	—	9,498,918
Finland	—	8,009,884	—	8,009,884
France	—	21,896,811	—	21,896,811
Germany	—	28,814,564	—	28,814,564
Greece	1,075	615,845	—	616,920
Hong Kong	179,447	8,413,363	33,796	8,626,606
Hungary	—	148,573	—	148,573
India	47,950	35,417,021	170	35,465,141
Indonesia	—	3,971,559	8,722	3,980,281
Ireland	—	4,539,398	—	4,539,398
Israel	125,586	7,051,706	—	7,177,292
Italy	840,988	13,726,274	—	14,567,262
Japan	169,817	97,350,435	—	97,520,252
Malaysia	—	3,122,991	—	3,122,991
Mexico	4,127,575	122,964	—	4,250,539
Netherlands	546,460	10,363,499	—	10,909,959
New Zealand	—	1,385,842	—	1,385,842
Norway	152,505	4,837,571	—	4,990,076
Philippines	—	1,137,782	—	1,137,782
Poland	—	1,009,810	—	1,009,810
Portugal	—	1,971,152	—	1,971,152
Qatar	—	1,273,087	—	1,273,087

80

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Saudi Arabia	$41,012	$7,268,527	—		$7,309,539
Singapore	—	3,950,379	$681		3,951,060
South Africa	500,752	5,498,679	—		5,999,431
South Korea	—	18,311,267	30,203		18,341,470
Spain	—	7,478,968	—		7,478,968
Sweden	9,497	8,634,760	—		8,644,257
Switzerland	—	22,156,990	—		22,156,990
Taiwan	21,964	29,116,678	10,258		29,148,900
Thailand	3,851,514	61,320	—		3,912,834
Turkey	—	1,296,493	—		1,296,493
United Arab Emirates	—	2,509,152	—		2,509,152
United Kingdom	50,807	49,318,348	5,559		49,374,714
United States	339,801	261,151	—		600,952
Preferred Stocks
Brazil	719,339	14,654	—		733,993
Germany	—	1,361,468	—		1,361,468
Philippines	—	13,984	—		13,984
South Korea	—	10,073	—		10,073
Thailand	44,710	—	—		44,710
Rights/Warrants
Indonesia	—	371	—		371
Malaysia	—	3,004	—		3,004
South Korea	—	3,118	—		3,118
Taiwan	—	1,238	—		1,238
Thailand	—	477	—		477
Securities Lending Collateral	—	1,599,274	—		1,599,274

TOTAL	$72,498,744	$494,802,622	$497,126	^	$567,798,492

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

81

WORLD CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	19,085,265	$585,917,648
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	21,323,624	260,574,682
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,689,986	103,159,443

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $755,679,500)		$949,651,773

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$949,651,773	—	—	$949,651,773

TOTAL	$949,651,773	—	—	$949,651,773

See accompanying Notes to Financial Statements.

82

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	5,479,170	$153,471,531
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,713,866	69,823,446
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	2,437,800	44,197,317

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $185,731,491)		$267,492,294

As of October 31, 2022, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	9,217,982	HKD	72,313,000	Societe Generale	11/14/22	$3,468
USD	259,057	NZD	433,658	Citibank, N.A.	11/15/22	6,870
NZD	22,030	USD	12,596	Citibank, N.A.	11/15/22	215
SEK	941,913	USD	83,956	Citibank, N.A.	11/17/22	1,435
USD	110,820	SEK	1,210,000	Citibank, N.A.	11/17/22	1,125
USD	1,754,501	SEK	18,850,040	UBS AG	11/17/22	45,610
USD	631,811	SGD	886,401	Societe Generale	12/12/22	5,493
USD	289,162	CHF	285,000	Bank of America Corp.	12/22/22	2,795
USD	248,862	CAD	336,000	Citibank, N.A.	12/22/22	2,083
USD	4,583,010	CHF	4,451,940	State Street Bank and Trust	12/22/22	109,726
USD	1,303,483	DKK	9,699,626	State Street Bank and Trust	01/03/23	8,717
USD	13,697,640	JPY	1,974,668,222	UBS AG	01/10/23	295,436

Total Appreciation						$482,973
HKD	5,775,000	USD	735,945	Societe Generale	11/14/22	$(63)
USD	4,399,343	CAD	6,041,449	State Street Bank and Trust	12/22/22	(37,871)
USD	83,474	DKK	626,000	HSBC Bank	01/03/23	(88)
USD	633,623	ILS	2,253,832	HSBC Bank	01/10/23	(8,133)
USD	619,497	NOK	6,527,873	Bank of America Corp.	01/17/23	(10,097)
USD	15,922,865	EUR	16,173,803	State Street Bank and Trust	01/18/23	(165,274)
USD	4,097,495	AUD	6,461,192	Morgan Stanley and Co. International	01/19/23	(46,399)
USD	7,930,686	GBP	6,992,402	Citibank, N.A.	01/23/23	(111,036)

Total (Depreciation)						$(378,961)

Total Appreciation (Depreciation)						$104,012

As of October 31, 2022, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	17	12/16/22	$3,432,613	$3,300,550	$(132,063)

Total Futures Contracts			$3,432,613	$3,300,550	$(132,063)

83

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$267,492,294	—	—	$267,492,294
Forward Currency Contracts**	—	$104,012	—	104,012
Futures Contracts**	(132,063)	—	—	(132,063)

TOTAL	$267,360,231	$104,012	—	$267,464,243

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

84

EMERGING MARKETS PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$3,941,855,313

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$3,941,855,313

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

85

EMERGING MARKETS SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$3,511,977,837

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$3,511,977,837

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

86

EMERGING MARKETS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$9,618,712,511

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$9,618,712,511

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

87

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.6%)
BRAZIL — (4.7%)
Petroleo Brasileiro SA	16,003,488	$103,044,432	0.5%
Petroleo Brasileiro SA, Sponsored ADR	776,944	8,942,625	0.1%
Petroleo Brasileiro SA, Sponsored ADR	1,228,197	15,745,486	0.1%
Vale SA	12,770,281	165,960,503	0.8%
Other Securities		715,852,064	3.3%

TOTAL BRAZIL		1,009,545,110	4.8%

CHILE — (0.5%)
Other Securities		107,394,133	0.5%

CHINA — (23.9%)
* Alibaba Group Holding Ltd.	9,442,600	73,415,334	0.4%
* Alibaba Group Holding Ltd., Sponsored ADR	2,168,694	137,885,565	0.7%
Bank of China Ltd., Class H	204,333,702	65,811,219	0.3%
China Construction Bank Corp., Class H	370,130,302	196,423,801	1.0%
China Merchants Bank Co. Ltd., Class H	15,457,146	50,605,146	0.3%
China Petroleum & Chemical Corp., Class H	144,228,400	57,161,513	0.3%
China Resources Land Ltd.	15,028,610	47,021,260	0.2%
CSPC Pharmaceutical Group Ltd.	47,200,400	48,482,432	0.3%
Industrial & Commercial Bank of China Ltd., Class H	189,988,725	82,486,520	0.4%
Lenovo Group Ltd.	54,200,000	43,317,052	0.2%
PetroChina Co. Ltd., Class H	141,510,000	54,131,395	0.3%
Ping An Insurance Group Co. of China Ltd., Class H	29,572,500	118,390,265	0.6%
Tencent Holdings Ltd.	15,853,500	416,578,820	2.0%
# Yum China Holdings, Inc.	1,340,150	55,415,202	0.3%
Other Securities		3,637,141,287	17.0%

TOTAL CHINA		5,084,266,811	24.3%

COLOMBIA — (0.1%)
Other Securities		23,264,568	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		26,171,069	0.1%

EGYPT — (0.0%)
Other Securities		8,280,521	0.1%

GREECE — (0.3%)
Other Securities		58,707,459	0.3%

HONG KONG — (0.0%)
Other Securities		1,022,743	0.0%

HUNGARY — (0.1%)
Other Securities		27,091,905	0.1%

INDIA — (18.3%)
* Adani Transmission Ltd.	1,316,212	53,352,277	0.3%
Axis Bank Ltd.	6,691,329	73,380,307	0.4%
Bharti Airtel Ltd.	6,547,243	65,844,249	0.3%
HCL Technologies Ltd.	3,068,049	38,529,778	0.2%
HDFC Bank Ltd.	5,287,973	95,917,177	0.5%
Housing Development Finance Corp. Ltd.	2,180,150	65,189,060	0.3%

88

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
# ICICI Bank Ltd., Sponsored ADR	4,405,288	$97,092,548	0.5%
Infosys Ltd.	7,880,895	147,037,423	0.7%
# Infosys Ltd., Sponsored ADR	3,016,528	56,499,569	0.3%
ITC Ltd.	9,263,717	39,086,898	0.2%
Larsen & Toubro Ltd.	1,777,002	43,686,111	0.2%
Mahindra & Mahindra Ltd.	2,550,757	41,671,110	0.2%
Reliance Industries Ltd.	5,435,465	167,470,856	0.8%
Tata Consultancy Services Ltd.	2,268,008	87,173,506	0.4%
Other Securities		2,825,166,968	13.3%

TOTAL INDIA		3,897,097,837	18.6%

INDONESIA — (2.4%)
Bank Central Asia Tbk PT	88,689,000	50,133,884	0.3%
Other Securities		461,099,656	2.1%

TOTAL INDONESIA		511,233,540	2.4%

MALAYSIA — (1.7%)
Other Securities		354,089,493	1.7%

MEXICO — (2.7%)
# America Movil SAB de CV, Sponsored ADR, Class L	3,735,424	70,263,325	0.3%
# Grupo Financiero Banorte SAB de CV, Class O	5,618,112	45,734,881	0.2%
Other Securities		457,703,720	2.2%

TOTAL MEXICO		573,701,926	2.7%

PERU — (0.1%)
Other Securities		22,996,071	0.1%

PHILIPPINES — (0.8%)
Other Securities		175,483,284	0.8%

POLAND — (0.7%)
Other Securities		145,889,285	0.7%

QATAR — (0.8%)
Qatar National Bank QPSC	7,622,173	41,736,328	0.2%
Other Securities		127,923,282	0.6%

TOTAL QATAR		169,659,610	0.8%

SAUDI ARABIA — (4.3%)
* Al Rajhi Bank	2,891,961	65,577,726	0.3%
* Saudi Arabian Mining Co.	2,208,717	49,162,117	0.2%
Saudi Basic Industries Corp.	1,804,653	42,374,183	0.2%
Saudi Telecom Co.	3,909,678	42,004,778	0.2%
Other Securities		716,866,692	3.5%

TOTAL SAUDI ARABIA		915,985,496	4.4%

SOUTH AFRICA — (3.9%)
MTN Group Ltd.	9,331,749	65,951,691	0.3%
Other Securities		758,242,670	3.6%

TOTAL SOUTH AFRICA		824,194,361	3.9%

89

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	SOUTH KOREA — (11.6%)
	Hyundai Motor Co.	333,785	$38,464,869	0.2%
	KB Financial Group, Inc.	1,155,887	38,894,509	0.2%
#	Samsung Electronics Co. Ltd.	15,458,884	643,396,027	3.1%
#	SK Hynix, Inc.	2,150,179	124,477,108	0.6%
	Other Securities		1,625,762,773	7.7%

TOTAL SOUTH KOREA			2,470,995,286	11.8%

	TAIWAN — (15.3%)
#	Hon Hai Precision Industry Co. Ltd.	20,491,403	65,082,262	0.3%
	MediaTek, Inc.	3,483,823	63,503,801	0.3%
	Taiwan Semiconductor Manufacturing Co. Ltd.	41,439,652	498,195,913	2.4%
Sponsored ADR	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3,502,836	215,599,556	1.1%
#	United Microelectronics Corp.	35,252,441	42,389,687	0.2%
	Other Securities		2,380,820,232	11.3%

TOTAL TAIWAN			3,265,591,451	15.6%

	THAILAND — (2.5%)
	Other Securities		538,182,738	2.6%

	TURKEY — (0.7%)
	Other Securities		157,024,803	0.8%

	UNITED ARAB EMIRATES — (1.1%)
	Other Securities		227,165,659	1.1%

	UNITED KINGDOM — (0.0%)
	Other Security		47,262	0.0%

	UNITED STATES — (0.0%)
	Other Security		5,482,691	0.0%

TOTAL COMMON STOCKS			20,600,565,112	98.3%

	PREFERRED STOCKS — (1.4%)
	BRAZIL — (1.4%)
	Itau Unibanco Holding SA	8,752,363	51,509,406	0.3%
	Petroleo Brasileiro SA	22,001,222	126,968,624	0.6%
	Other Securities		105,277,168	0.5%

TOTAL BRAZIL			283,755,198	1.4%

	CHILE — (0.0%)
	Other Securities		2,311,051	0.0%

	COLOMBIA — (0.0%)
	Other Securities		5,490,540	0.0%

	PHILIPPINES — (0.0%)
	Other Security		737,556	0.0%

	SOUTH KOREA — (0.0%)
	Other Security		156,164	0.0%

	TAIWAN — (0.0%)
	Other Security		657,263	0.0%

90

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
THAILAND — (0.0%)
Other Security.		$780,921	0.0%

TOTAL PREFERRED STOCKS		293,888,693	1.4%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		74,716	0.0%

INDIA — (0.0%)
Other Security		154,070	0.0%

INDONESIA — (0.0%)
Other Security		8,990	0.0%

MALAYSIA — (0.0%)
Other Security		93,515	0.0%

SAUDI ARABIA — (0.0%)
Other Security		234,726	0.0%

SOUTH KOREA — (0.0%)
Other Securities		80,678	0.0%

TAIWAN — (0.0%)
Other Securities		73,176	0.0%

THAILAND — (0.0%)
Other Securities		9,133	0.0%

TOTAL RIGHTS/WARRANTS		729,004	0.0%

TOTAL INVESTMENT SECURITIES
(Cost $19,809,570,804)		20,895,182,809

		Value†
SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	36,710,117	424,405,666	2.0%

TOTAL INVESTMENTS—(100.0%) (Cost $20,234,153,262)		$21,319,588,475	101.7%

As of October 31, 2022, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	942	12/16/22	$177,158,776	$182,889,300	$5,730,524

Total Futures Contracts			$177,158,776	$182,889,300	$5,730,524

91

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Brazil	$1,006,117,558	$3,427,552	—		$1,009,545,110
Chile	32,172,806	75,221,327	—		107,394,133
China	422,148,177	4,646,599,282	$15,519,352		5,084,266,811
Colombia	21,797,059	1,467,509	—		23,264,568
Czech Republic	—	26,171,069	—		26,171,069
Egypt	115,492	8,165,029	—		8,280,521
Greece	280,106	58,287,844	139,509		58,707,459
Hong Kong	—	1,022,743	—		1,022,743
Hungary	—	27,091,905	—		27,091,905
India	175,548,277	3,721,536,277	13,283		3,897,097,837
Indonesia	13,080,475	497,547,027	606,038		511,233,540
Malaysia	—	354,089,343	150		354,089,493
Mexico	570,637,306	3,041,887	22,733		573,701,926
Peru	22,995,632	—	439		22,996,071
Philippines	3,665,802	171,816,792	690		175,483,284
Poland	—	145,889,285	—		145,889,285
Qatar	—	169,659,610	—		169,659,610
Saudi Arabia	1,208,258	914,762,028	15,210		915,985,496
South Africa	73,897,560	750,296,801	—		824,194,361
South Korea	45,765,657	2,423,349,654	1,879,975		2,470,995,286
Taiwan	224,060,888	3,040,998,613	531,950		3,265,591,451
Thailand	523,565,825	14,616,913	—		538,182,738
Turkey	26,011	156,998,792	—		157,024,803
United Arab Emirates	—	227,165,659	—		227,165,659
United Kingdom	—	47,262	—		47,262
United States	—	5,482,691	—		5,482,691
Preferred Stocks
Brazil	283,425,480	329,718	—		283,755,198
Chile	—	2,311,051	—		2,311,051
Colombia	5,490,540	—	—		5,490,540
Philippines	—	737,556	—		737,556
South Korea	—	156,164	—		156,164
Taiwan	—	657,263	—		657,263
Thailand	780,921	—	—		780,921
Rights/Warrants
Brazil	—	74,716	—		74,716
India	—	154,070	—		154,070
Indonesia	—	8,990	—		8,990
Malaysia	—	93,515	—		93,515
Saudi Arabia	—	234,726	—		234,726
South Korea	—	80,678	—		80,678
Taiwan	—	73,176	—		73,176
Thailand	—	9,133	—		9,133
Securities Lending Collateral	—	424,405,666	—		424,405,666
Futures Contracts**	5,730,524	—	—		5,730,524

TOTAL	$3,432,510,354	$17,874,079,316	$18,729,329	^	$21,325,318,999

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

92

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.7%)
BRAZIL — (5.4%)
Hypera SA	51,100	$502,641	0.3%
Rumo SA	176,928	758,336	0.4%
Vibra Energia SA	182,505	644,800	0.4%
Other Securities		8,434,086	4.3%

TOTAL BRAZIL		10,339,863	5.4%

CHILE — (0.4%)
Other Securities		818,273	0.4%

CHINA — (20.9%)
China National Building Material Co. Ltd., Class H	788,000	457,565	0.3%
Geely Automobile Holdings Ltd.	865,000	930,897	0.5%
Kingsoft Corp. Ltd.	164,200	497,221	0.3%
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	313,200	431,522	0.2%
Sinopharm Group Co. Ltd., Class H	263,200	499,320	0.3%
* Trip.com Group Ltd.	53,700	1,206,226	0.7%
Wharf Holdings Ltd.	220,000	629,969	0.4%
Other Securities		35,799,610	18.6%

TOTAL CHINA		40,452,330	21.3%

COLOMBIA — (0.0%)
Other Securities		100,700	0.1%

GREECE — (0.4%)
Other Securities		750,795	0.4%

INDIA — (20.3%)
* Adani Transmission Ltd.	25,846	1,047,660	0.6%
Bharat Electronics Ltd.	428,979	554,901	0.3%
Cholamandalam Investment & Finance Co. Ltd.	54,401	468,371	0.3%
Cipla Ltd.	57,177	807,122	0.4%
Dr Reddy’s Laboratories Ltd., ADR	14,776	802,485	0.4%
Federal Bank Ltd.	279,886	444,947	0.2%
GAIL India Ltd.	419,667	461,082	0.3%
Hero MotoCorp Ltd.	16,291	527,932	0.3%
IndusInd Bank Ltd.	46,184	638,799	0.4%
JSW Energy Ltd.	106,314	432,885	0.2%
Shriram Transport Finance Co. Ltd.	33,751	501,056	0.3%
Tata Consumer Products Ltd.	81,284	757,134	0.4%
UPL Ltd.	78,979	698,955	0.4%
Zee Entertainment Enterprises Ltd.	155,262	493,052	0.3%
Other Securities		30,513,929	15.8%

TOTAL INDIA		39,150,310	20.6%

INDONESIA — (2.5%)
Other Securities		4,790,159	2.5%

MALAYSIA — (1.8%)
Other Securities		3,504,747	1.9%

MEXICO — (2.2%)
Other Securities		4,251,029	2.2%

93

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
PHILIPPINES — (0.7%)
Other Securities		$1,385,004	0.7%

POLAND — (0.6%)
Other Securities		1,202,377	0.6%

QATAR — (1.1%)
Other Securities		2,194,062	1.2%

SAUDI ARABIA — (4.5%)
Arab National Bank	107,826	925,879	0.5%
Bank Al-Jazira	85,886	534,358	0.3%
Etihad Etisalat Co.	69,362	675,279	0.4%
Sahara International Petrochemical Co.	54,473	586,449	0.3%
Saudi Investment Bank	98,381	474,588	0.3%
* Saudi Kayan Petrochemical Co.	156,893	549,596	0.3%
Yanbu National Petrochemical Co.	41,887	498,033	0.3%
Other Securities		4,456,664	2.2%

TOTAL SAUDI ARABIA		8,700,846	4.6%

SOUTH AFRICA — (3.7%)
Aspen Pharmacare Holdings Ltd.	60,599	498,483	0.3%
Nedbank Group Ltd.	62,252	736,989	0.4%
Other Securities		5,820,377	3.0%
TOTAL SOUTH AFRICA		7,055,849	3.7%
SOUTH KOREA — (11.3%)
* Hanwha Solutions Corp.	16,504	545,435	0.3%
Other Securities		21,247,101	11.2%

TOTAL SOUTH KOREA		21,792,536	11.5%

TAIWAN — (17.6%)
Asia Cement Corp.	410,000	474,077	0.3%
AUO Corp.	1,236,000	645,051	0.4%
Catcher Technology Co. Ltd.	107,000	562,078	0.3%
# Compal Electronics, Inc.	784,000	512,790	0.3%
Far Eastern New Century Corp.	561,000	559,153	0.3%
Innolux Corp.	1,648,005	604,376	0.3%
Lite-On Technology Corp.	265,000	524,761	0.3%
Pegatron Corp.	360,000	658,108	0.4%
Shanghai Commercial & Savings Bank Ltd.	302,000	434,670	0.2%
Shin Kong Financial Holding Co. Ltd.	2,347,698	582,046	0.3%
SinoPac Financial Holdings Co. Ltd.	1,557,420	777,082	0.4%
Taishin Financial Holding Co. Ltd.	1,726,532	708,556	0.4%
Walsin Lihwa Corp.	437,607	484,068	0.3%
Yageo Corp.	54,122	613,581	0.3%
Other Securities		25,795,665	13.4%

TOTAL TAIWAN		33,936,062	17.9%

THAILAND — (2.3%)
Other Securities		4,403,992	2.3%

TURKEY — (1.0%)
Other Securities		1,895,539	1.0%

94

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
UNITED ARAB EMIRATES — (2.0%)
Aldar Properties PJSC	631,225	$742,492	0.4%
Emaar Properties PJSC	777,690	1,283,775	0.7%
Other Securities		1,777,186	0.9%

TOTAL UNITED ARAB EMIRATES		3,803,453	2.0%

TOTAL COMMON STOCKS		190,527,926	100.3%

PREFERRED STOCKS — (0.4%)
BRAZIL — (0.4%)
Other Securities		785,297	0.4%

PHILIPPINES — (0.0%)
Other Security		13,120	0.0%

THAILAND — (0.0%)
Other Security		85,386	0.1%

TOTAL PREFERRED STOCKS		883,803	0.5%

RIGHTS/WARRANTS — (0.0%)
INDONESIA — (0.0%)
Other Security		233	0.0%

MALAYSIA — (0.0%)
Other Security		2,374	0.0%

SOUTH KOREA — (0.0%)
Other Securities		1,778	0.0%

TAIWAN — (0.0%)
Other Securities		9,210	0.0%

TOTAL RIGHTS/WARRANTS		13,595	0.0%

TOTAL INVESTMENT SECURITIES (Cost $204,323,991)		191,425,324

		Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	144,101	1,665,954	0.9%

TOTAL INVESTMENTS—(100.0%) (Cost $205,990,546)		$193,091,278	101.7%

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$10,267,333	$72,530	—	$10,339,863
Chile	—	818,273	—	818,273
China	1,842,332	38,335,145	$274,853	40,452,330
Colombia	100,700	—	—	100,700
Greece	1,241	749,554	—	750,795

95

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
India	$967,941	$38,182,369	—		$39,150,310
Indonesia	—	4,783,535	$6,624		4,790,159
Malaysia	—	3,504,747	—		3,504,747
Mexico	3,954,965	296,064	—		4,251,029
Philippines	—	1,385,004	—		1,385,004
Poland	—	1,202,377	—		1,202,377
Qatar	—	2,194,062	—		2,194,062
Saudi Arabia	17,844	8,683,002	—		8,700,846
South Africa	231,595	6,824,254	—		7,055,849
South Korea	—	21,760,523	32,013		21,792,536
Taiwan	19,960	33,901,463	14,639		33,936,062
Thailand	4,337,608	66,384	—		4,403,992
Turkey	—	1,895,539	—		1,895,539
United Arab Emirates	—	3,793,994	9,459		3,803,453
Preferred Stocks
Brazil	785,297	—	—		785,297
Philippines	—	13,120	—		13,120
Thailand	85,386	—	—		85,386
Rights/Warrants
Indonesia	—	233	—		233
Malaysia	—	2,374	—		2,374
South Korea	—	1,778	—		1,778
Taiwan	—	9,210	—		9,210
Securities Lending Collateral	—	1,665,954	—		1,665,954

TOTAL	$22,612,202	$170,141,488	$337,588	^	$193,091,278

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

96

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

				Percentage
		Shares	Value»	of Net Assets‡
	COMMON STOCKS — (97.0%)
	BRAZIL — (6.8%)
	Petroleo Brasileiro SA	322,824	$2,078,623	0.5%
	Petroleo Brasileiro SA, Sponsored ADR	116,653	1,342,676	0.3%
	Petroleo Brasileiro SA, Sponsored ADR	83,286	1,067,727	0.3%
#	Vale SA, Sponsored ADR	258,814	3,349,053	0.8%
	Other Securities		21,327,422	5.0%

	TOTAL BRAZIL		29,165,501	6.9%

	CHILE — (0.7%)
	Other Securities		2,899,353	0.7%

	COLOMBIA — (0.2%)
	Other Securities		670,002	0.2%

	CZECH REPUBLIC — (0.1%)
	Other Securities		585,166	0.1%

	EGYPT — (0.0%)
	Other Security		126,476	0.0%

	GREECE — (0.4%)
	Other Securities		1,742,300	0.4%

	HUNGARY — (0.2%)
	Other Securities		785,146	0.2%

	INDIA — (24.2%)
	Axis Bank Ltd.	191,239	2,097,218	0.5%
	Bajaj Finance Ltd.	13,464	1,164,138	0.3%
	Bharti Airtel Ltd.	211,484	2,126,850	0.5%
	HCL Technologies Ltd.	83,557	1,049,342	0.3%
	HDFC Bank Ltd.	133,718	2,425,476	0.6%
	Housing Development Finance Corp. Ltd.	66,733	1,995,396	0.5%
	ICICI Bank Ltd., Sponsored ADR	119,069	2,624,281	0.6%
	Infosys Ltd.	240,612	4,489,207	1.1%
	Infosys Ltd., Sponsored ADR	66,993	1,254,779	0.3%
	ITC Ltd.	254,201	1,072,564	0.3%
	Kotak Mahindra Bank Ltd.	41,798	962,200	0.2%
	Larsen & Toubro Ltd.	58,735	1,443,951	0.4%
	Mahindra & Mahindra Ltd.	60,182	983,179	0.2%
	Reliance Industries Ltd.	45,741	1,409,315	0.3%
Ω	Reliance Industries Ltd., GDR	38,821	2,370,022	0.6%
	Tata Consultancy Services Ltd.	51,433	1,976,887	0.5%
	Tata Steel Ltd.	838,000	1,023,263	0.3%
	Titan Co. Ltd.	28,688	958,476	0.2%
	Other Securities		72,922,110	16.9%

	TOTAL INDIA		104,348,654	24.6%

	INDONESIA — (3.3%)
	Bank Central Asia Tbk PT	1,991,500	1,125,750	0.3%
	Bank Mandiri Persero Tbk PT	1,802,300	1,217,549	0.3%
	Other Securities		11,833,856	2.7%

	TOTAL INDONESIA		14,177,155	3.3%

97

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

				Percentage
		Shares	Value»	of Net Assets‡
	MALAYSIA — (2.1%)
	Other Securities		$8,961,785	2.1%

	MEXICO — (2.8%)
	America Movil SAB de CV, Sponsored ADR, Class L	104,835	1,971,946	0.5%
	Grupo Financiero Banorte SAB de CV, Class O	162,996	1,326,888	0.3%
	Other Securities		8,962,693	2.1%

	TOTAL MEXICO		12,261,527	2.9%

	PERU — (0.1%)
	Other Securities		237,093	0.1%

	PHILIPPINES — (1.0%)
	Other Securities		4,112,812	1.0%

	POLAND — (0.8%)
	Other Securities		3,537,189	0.8%

	QATAR — (1.6%)
	Qatar National Bank QPSC	329,993	1,806,925	0.4%
	Other Securities		5,216,024	1.3%

	TOTAL QATAR.		7,022,949	1.7%

	SAUDI ARABIA — (5.9%)
*	Al Rajhi Bank	89,608	2,031,939	0.5%
*	Saudi Arabian Mining Co.	68,181	1,517,588	0.4%
Ω	Saudi Arabian Oil Co.	133,379	1,237,826	0.3%
	Saudi Basic Industries Corp.	69,634	1,635,042	0.4%
	Saudi Telecom Co.	127,633	1,371,263	0.3%
	Other Securities		17,744,710	4.1%

	TOTAL SAUDI ARABIA		25,538,368	6.0%

	SOUTH AFRICA — (4.6%)
	Sasol Ltd.	59,057	992,751	0.2%
	Other Securities		18,745,655	4.4%

	TOTAL SOUTH AFRICA		19,738,406	4.6%

	SOUTH KOREA — (15.2%)
	Hyundai Motor Co.	10,521	1,212,424	0.3%
	KB Financial Group, Inc.	29,343	987,365	0.3%
	Kia Corp.	26,819	1,246,300	0.3%
	POSCO Holdings, Inc.	7,405	1,290,623	0.3%
	Samsung Electronics Co. Ltd.	262,210	10,913,134	2.6%
	Samsung Electronics Co. Ltd., GDR	5,450	5,632,575	1.4%
	Shinhan Financial Group Co. Ltd.	46,251	1,175,541	0.3%
	SK Hynix, Inc.	60,505	3,502,726	0.8%
	Other Securities		39,357,126	9.1%

	TOTAL SOUTH KOREA		65,317,814	15.4%

	TAIWAN — (20.4%)
	ASE Technology Holding Co. Ltd.	391,000	965,437	0.2%
	CTBC Financial Holding Co. Ltd.	1,750,000	1,105,539	0.3%
	Hon Hai Precision Industry Co. Ltd.	485,000	1,540,397	0.4%
	MediaTek, Inc.	122,000	2,223,840	0.5%
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,544,000	18,562,282	4.4%

98

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TAIWAN — (Continued)
Other Securities		$63,673,583	14.9%

TOTAL TAIWAN		88,071,078	20.7%

THAILAND — (3.3%)
PTT PCL	1,000,500	946,348	0.2%
Other Securities		13,291,591	3.2%

TOTAL THAILAND		14,237,939	3.4%

TURKEY — (1.4%)
Other Securities		5,854,911	1.4%

UNITED ARAB EMIRATES — (1.9%)
Emirates Telecommunications Group Co. PJSC	193,788	1,361,953	0.3%

Other Securities		6,750,905	1.6%

TOTAL UNITED ARAB EMIRATES		8,112,858	1.9%

TOTAL COMMON STOCKS		417,504,482	98.4%

PREFERRED STOCKS — (1.5%)
BRAZIL — (1.5%)
Itau Unibanco Holding SA	229,500	1,350,653	0.3%
Petroleo Brasileiro SA	393,214	2,269,230	0.6%
Other Securities		2,618,132	0.6%

TOTAL BRAZIL		6,238,015	1.5%

CHILE — (0.0%)
Other Securities		160,446	0.0%

COLOMBIA — (0.0%)
Other Securities		50,643	0.0%

TOTAL PREFERRED STOCKS.		6,449,104	1.5%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		1,566	0.0%

INDIA — (0.0%)
Other Security		3,126	0.0%

INDONESIA — (0.0%)
Other Security		179	0.0%

MALAYSIA — (0.0%)
Other Security		1,996	0.0%

SAUDI ARABIA — (0.0%)
Other Security		5,664	0.0%

SOUTH KOREA — (0.0%)
Other Securities		4,477	0.0%

99

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TAIWAN — (0.0%)
Other Securities		$5,466	0.0%

TOTAL RIGHTS/WARRANTS		22,474	0.0%

TOTAL INVESTMENT SECURITIES (Cost $500,395,215)		423,976,060

		Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund	574,173	6,638,018	1.6%

TOTAL INVESTMENTS—(100.0%) (Cost $507,035,752)		$430,614,078	101.5%

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$29,003,617	$161,884	—	$29,165,501
Chile	1,017,344	1,882,009	—	2,899,353
Colombia	654,172	15,830	—	670,002
Czech Republic	—	585,166	—	585,166
Egypt	126,476	—	—	126,476
Greece	1,253	1,741,047	—	1,742,300
Hungary	—	785,146	—	785,146
India	9,276,266	95,072,388	—	104,348,654
Indonesia	107,496	14,066,877	$2,782	14,177,155
Malaysia	—	8,961,785	—	8,961,785
Mexico	12,261,527	—	—	12,261,527
Peru	237,093	—	—	237,093
Philippines	120,730	3,992,082	—	4,112,812
Poland	—	3,537,189	—	3,537,189
Qatar	—	7,022,949	—	7,022,949
Saudi Arabia	24,185	25,514,183	—	25,538,368
South Africa	2,040,160	17,698,246	—	19,738,406
South Korea	6,281,726	58,994,492	41,596	65,317,814
Taiwan	810,599	87,260,479	—	88,071,078
Thailand	13,768,163	469,776	—	14,237,939
Turkey	—	5,854,911	—	5,854,911
United Arab Emirates	—	8,112,858	—	8,112,858
Preferred Stocks
Brazil	6,219,649	18,366	—	6,238,015
Chile	—	160,446	—	160,446
Colombia	50,643	—	—	50,643
Rights/Warrants
Brazil	—	1,566	—	1,566
India	—	3,126	—	3,126
Indonesia	—	179	—	179
Malaysia	—	1,996	—	1,996
Saudi Arabia	—	5,664	—	5,664
South Korea	—	4,477	—	4,477

100

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Taiwan	—	$5,466	—		$5,466
Securities Lending Collateral	—	6,638,018	—		6,638,018

TOTAL	$82,001,099	$348,568,601	$44,378	^	$430,614,078

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

101

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio*	International Core Equity Portfolio*	Global Small Company Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$82,880	$9,250,230
Investment Securities at Value (including $271,051, $1,674,248, $0 and $0 of securities on loan, respectively)	$4,736,653	$25,829,542	—	—
Temporary Cash Investments at Value & Cost	—	—	—	60,674
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $246,175, $1,477,224, $0 and $0, respectively)	246,081	1,476,616	—	—
Segregated Cash for Futures Contracts	2,630	12,540	—	2,820
Foreign Currencies at Value	34,338	194,770	—	—
Cash	5,714	58,431	51	—
Receivables:
Investment Securities Sold	22,789	115,742	—	—
Dividends, Interest and Tax Reclaims	22,495	124,940	—	172
Securities Lending Income	208	1,580	—	—
Fund Shares Sold	5,574	18,797	1	18,258
Unrealized Gain on Foreign Currency Contracts	8	—	—	—
Prepaid Expenses and Other Assets	33	239	3	63

Total Assets	5,076,523	27,833,197	82,935	9,332,217

LIABILITIES:
Payables:
Upon Return of Securities Loaned	249,563	1,565,282	—	—
Investment Securities Purchased	—	15,669	—	—
Fund Shares Redeemed	4,704	36,527	—	9,425
Due to Advisor	560	4,344	10	1,934
Futures Margin Variation	727	1,771	—	398
Unrealized Loss on Foreign Currency Contracts	7	—	—	—
Accrued Expenses and Other Liabilities	284	1,398	5	365

Total Liabilities	255,845	1,624,991	15	12,122

NET ASSETS	$4,820,678	$26,208,206	$82,920	$9,320,095

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares - based on net assets of $4,820,678; $26,208,206; $82,920 and $9,320,095 and shares outstanding of 228,945,808, 2,144,659,375, 6,620,977 and 585,184,804, respectively	$21.06	$12.22	$12.52	$15.93

NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	100,000,000	3,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$79,350	N/A

Investment Securities at Cost	$4,069,492	$25,579,747	N/A	N/A

Foreign Currencies at Cost	$34,350	$197,143	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$4,638,134	$27,030,210	$80,078	$10,058,928
Total Distributable Earnings (Loss)	182,544	(822,004)	2,842	(738,833)

NET ASSETS	$4,820,678	$26,208,206	$82,920	$9,320,095

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

102

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$267,617	$230,258	$18,406	$616,480
Receivables:
Fund Shares Sold	—	—	—	15
Prepaid Expenses and Other Assets	9	8	8	9

Total Assets	267,626	230,266	18,414	616,504

LIABILITIES:
Payables:
Fund Shares Redeemed	—	—	6	32
Due to Advisor	56	49	7	125
Accrued Expenses and Other Liabilities	19	15	3	24

Total Liabilities	75	64	16	181

NET ASSETS	$267,551	$230,202	$18,398	$616,323

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $267,551; $230,202; $18,398 and $616,323 and shares outstanding of 14,318,191, 13,233,989, 925,079 and 25,955,141, respectively	$18.69	$17.39	$19.89	$23.75

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$284,996	$283,447	$25,349	$667,576
Total Distributable Earnings (Loss)	(17,445)	(53,245)	(6,951)	(51,253)

NET ASSETS	$267,551	$230,202	$18,398	$616,323

See accompanying Notes to Financial Statements.

103

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio*	DFA Global Real Estate Securities Portfolio*	DFA International Small Cap Value Portfolio*	International Vector Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$3,036,868	—	—
Investment Securities at Value (including $278,311, $189,598, $355,881 and $193,585 of securities on loan, respectively)	$4,375,092	4,788,337	$9,478,103	$2,848,525
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $260,057, $194,392, $279,355 and $159,496, respectively)	259,980	194,324	279,235	159,430
Segregated Cash for Futures Contracts	2,130	1,720	6,798	900
Foreign Currencies at Value	35,964	—	92,939	3,314
Cash	10,399	44,231	24,751	20,867
Receivables:
Investment Securities Sold	39,092	13,536	17,417	6,569
Dividends, Interest and Tax Reclaims	21,545	3,323	60,938	14,708
Securities Lending Income	285	53	348	213
Fund Shares Sold	11,321	16,303	9,704	4,690
Prepaid Expenses and Other Assets	14	65	75	75

Total Assets	4,755,822	8,098,760	9,970,308	3,059,291

LIABILITIES:
Payables:
Upon Return of Securities Loaned	299,241	207,964	294,176	165,207
Investment Securities Purchased	—	11,647	—	122
Fund Shares Redeemed	2,569	6,679	6,032	9,629
Due to Advisor	877	779	3,137	714
Futures Margin Variation	794	243	1,312	470
Accrued Expenses and Other Liabilities	193	375	951	218

Total Liabilities	303,674	227,687	305,608	176,360

NET ASSETS	$4,452,148	$7,871,073	$9,664,700	$2,882,931

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $4,452,148; $7,871,073; $9,664,700 and $2,882,931 and shares outstanding of 1,317,084,678, 798,063,859, 575,085,885 and 270,161,942, respectively	$3.38	$9.86	$16.81	$10.67

NUMBER OF SHARES AUTHORIZED	4,000,000,000	3,000,000,000	4,600,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$3,904,561	$—	$—

Investment Securities at Cost	$5,316,255	$4,359,991	$10,024,140	$2,790,322

Foreign Currencies at Cost	$36,138	$—	$91,827	$3,304

NET ASSETS CONSIST OF:
Paid-In Capital	$6,452,281	$8,122,995	$10,331,070	$2,852,170
Total Distributable Earnings (Loss)	(2,000,133)	(251,922)	(666,370)	30,761

NET ASSETS	$4,452,148	$7,871,073	$9,664,700	$2,882,931

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

104

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	International High Relative Profitability Portfolio*	World ex U.S. Value Portfolio	World ex U.S. Core Equity Portfolio*	World ex U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$194,049	—	—
Investment Securities at Value (including $118,618, $0, $205,779 and $4,638 of securities on loan, respectively)	$1,600,204	—	$3,085,520	$566,199
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $113,856, $0, $167,369 and $1,600, respectively)	113,814	—	167,297	1,599
Segregated Cash for Futures Contracts	—	—	1,280	—
Foreign Currencies at Value	1,460	—	19,235	409
Cash	272	232	—	683
Receivables:
Investment Securities Sold	14,747	—	19,579	364
Dividends, Interest and Tax Reclaims	6,017	—	11,497	2,815
Securities Lending Income	82	—	236	13
Fund Shares Sold	1,384	10	1,950	710
Futures Margin Variation	44	—	—	—
Unrealized Gain on Foreign Currency Contracts	—	—	3	—
Prepaid Expenses and Other Assets	21	16	14	23

Total Assets	1,738,045	194,307	3,306,611	572,815

LIABILITIES:
Payables:
Upon Return of Securities Loaned	128,519	—	175,641	1,876
Investment Securities Purchased	—	—	95	4
Fund Shares Redeemed	2,434	19	954	2,415
Due to Advisor	337	22	654	192
Futures Margin Variation	—	—	363	—
Unrealized Loss on Foreign Currency Contracts	—	—	1	—
Deferred Taxes Payable	—	—	6,517	676
Accrued Expenses and Other Liabilities	121	7	326	95

Total Liabilities	131,411	48	184,551	5,258

NET ASSETS	$1,606,634	$194,259	$3,122,060	$567,557

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,606,634; $194,259; $3,122,060 and $567,557 and shares outstanding of 158,787,777, 19,167,782, 301,635,921 and 51,502,884, respectively	$10.12	$10.14	$10.35	$11.02

NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	1,500,000,000	1,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$194,249	$—	$—

Investment Securities at Cost	$1,645,167	N/A	$3,168,684	$652,274

Foreign Currencies at Cost	$1,468	$—	$19,871	$394

NET ASSETS CONSIST OF:
Paid-In Capital	$1,707,462	$204,707	$3,250,371	$665,983
Total Distributable Earnings (Loss)	(100,828)	(10,448)	(128,311)	(98,426)

NET ASSETS	$1,606,634	$194,259	$3,122,060	$567,557

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

105

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$949,652	$267,492	$3,941,855	$3,511,978
Segregated Cash for Futures Contracts	—	170	—	—
Cash	—	2,999	—	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	743	—	—	—
Dividends and Interest	1	—	—	—
Fund Shares Sold	516	17	7,231	3,878
Unrealized Gain on Forward Currency Contracts	—	483	—	—
Prepaid Expenses and Other Assets	8	18	49	30

Total Assets	950,920	271,179	3,949,135	3,515,886

LIABILITIES:
Payables:
Due to Custodian	50	—	—	—
Fund Shares Redeemed	1,787	46	9,508	2,829
Due to Advisor	36	10	638	979
Futures Margin Variation	—	24	—	—
Unrealized Loss on Forward Currency Contracts	—	379	—	—
Accrued Expenses and Other Liabilities	30	12	208	169

Total Liabilities	1,903	471	10,354	3,977

NET ASSETS	$949,017	$270,708	$3,938,781	$3,511,909

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $949,017; $270,708; $3,938,781 and $3,511,909 and shares outstanding of 52,015,659, 14,966,292, 172,920,833 and 187,198,138, respectively	$18.24	$18.09	$22.78	$18.76

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$755,680	$185,731	N/A	N/A

NET ASSETS CONSIST OF:
Paid-In Capital	$770,696	$170,614	$3,097,945	$3,681,224
Total Distributable Earnings (Loss)	178,321	100,094	840,836	(169,315)

NET ASSETS	$949,017	$270,708	$3,938,781	$3,511,909

See accompanying Notes to Financial Statements.

106

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Value Portfolio	Emerging Markets Core Equity Portfolio*	Emerging Markets Targeted Value Portfolio*	Emerging Markets ex China Core Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$9,618,713	—	—	—
Investment Securities at Value (including $0, $1,050,726, $3,524 and $6,684 of securities on loan, respectively)	—	$20,895,182	$191,425	$423,976
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $424,582, $1,667 and $6,641, respectively)	—	424,406	1,666	6,638
Segregated Cash for Futures Contracts	—	9,420	—	—
Foreign Currencies at Value	—	170,221	501	936
Cash	—	29,782	—	1,557
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	37,153	1,162	281
Dividends and Interest	—	24,426	175	373
Securities Lending Income	—	3,213	13	8
Fund Shares Sold	17,320	48,382	444	1,096
Due from Advisor	—	—	—	76
Unrealized Gain on Foreign Currency Contracts	—	—	—	1
Deferred Offering Costs	—	—	—	4
Prepaid Expenses and Other Assets	71	174	19	29

Total Assets	9,636,104	21,642,359	195,405	434,975

LIABILITIES:
Payables:
Due to Custodian	—	—	8	—
Upon Return of Securities Loaned	—	436,254	1,691	6,829
Investment Securities/Affiliated Investment Companies Purchased	—	6,762	85	1,330
Fund Shares Redeemed	20,166	69,671	1,448	2,275
Due to Advisor	2,344	6,036	86	—
Line of Credit	—	—	916	—
Futures Margin Variation	—	1,330	—	—
Unrealized Loss on Foreign Currency Contracts	—	1	1	1
Deferred Taxes Payable	—	150,588	1,201	—
Accrued Expenses and Other Liabilities	513	3,142	43	93

Total Liabilities	23,023	673,784	5,479	10,528

NET ASSETS	$9,613,081	$20,968,575	$189,926	$424,447

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $12,956; $0; $0 and $0 and shares outstanding of 541,782, 0, 0 and 0, respectively	$23.91	N/A	N/A	N/A

NUMBER OF SHARES AUTHORIZED	200,000,000	N/A	N/A	N/A

Institutional Class Shares — based on net assets of $9,600,125; $20,968,575; $189,926 and $424,447 and shares outstanding of 398,774,576, 1,156,722,142, 20,443,999 and 54,695,607, respectively	$24.08	$18.13	$9.29	$7.76

NUMBER OF SHARES AUTHORIZED	3,000,000,000	5,000,000,000	500,000,000	500,000,000

Investment Securities at Cost	N/A	$19,809,571	$204,324	$500,395

Foreign Currencies at Cost	$—	$171,829	$529	$936

NET ASSETS CONSIST OF:
Paid-In Capital	$11,465,637	$22,326,559	$198,484	$521,039
Total Distributable Earnings (Loss)	(1,852,556)	(1,357,984)	(8,558)	(96,592)

NET ASSETS	$9,613,081	$20,968,575	$189,926	$424,447

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

107

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	Large Cap International Portfolio#	International Core Equity Portfolio#	Global Small Company Portfolio*	International Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $118 and $32,864, respectively)	—	—	$1,111	$351,462
Income from Securities Lending	—	—	66	11,450
Expenses Allocated from Affiliated Investment Companies	—	—	(59)	(13,461)

Income Distributions Received from Affiliated Investment Companies	—	—	562	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	1,680	349,451

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $16,759, $96,986, $0 and $0, respectively)	$180,893	$1,071,227	—	—
Income from Securities Lending	1,993	17,140	—	—

Total Fund Investment Income	182,886	1,088,367	—	—

Fund Expenses
Investment Management Fees	7,664	62,092	332	30,411
Accounting & Transfer Agent Fees	766	4,813	17	1,604
Custodian Fees	486	3,126	3	—
Filing Fees	70	378	22	216
Shareholders’ Reports	113	685	7	584
Directors’/Trustees’ Fees & Expenses	25	137	2	46
Professional Fees	124	695	1	100
Previously Waived Fees Recovered by Advisor (Note C)	—	—	2	—
Other	203	1,066	3	203

Total Fund Expenses	9,451	72,992	389	33,164

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	205	—
Fees Paid Indirectly (Note C)	197	624	1	—

Net Expenses	9,254	72,368	183	33,164

Net Investment Income (Loss)	173,632	1,015,999	1,497	316,287

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	3,071	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(72,788)	425,701	—	—
Affiliated Investment Companies Shares Sold	(41)	(333)	(1,418)	—
Transactions Allocated from Affiliated Investment Company**	—	—	(2,875)	164,767
Futures	(12,682)	(44,185)	34	(19,889)
Foreign Currency Transactions	(5,948)	(47,812)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,377,779)	(9,090,912)	—	—
Affiliated Investment Companies Shares	(125)	(769)	(7,951)	—
Transactions Allocated from Affiliated Investment Company	—	—	(8,701)	(3,930,327)
Futures	(202)	(3,107)	—	271
Translation of Foreign Currency-Denominated Amounts	(977)	(7,919)	—	—

Net Realized and Unrealized Gain (Loss)	(1,470,542)	(8,769,336)	(17,840)	(3,785,178)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,296,910)	$(7,753,337)	$(16,343)	$(3,468,891)

**	Net of foreign capital gain taxes withheld of $0, $0, $22 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

108

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $928, $150, $6 and $3,259, respectively)	$8,375	$13,262	$1,155	$22,414
Income from Securities Lending	173	864	2	846
Expenses Allocated from Affiliated Investment Companies	(384)	(400)	(31)	(963)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	8,164	13,726	1,126	22,297

Fund Expenses
Investment Management Fees	1,184	1,191	104	2,836
Accounting & Transfer Agent Fees	51	52	7	123
Filing Fees	20	20	15	20
Shareholders’ Reports	9	8	4	12
Directors’/Trustees’ Fees & Expenses	2	2	—	5
Professional Fees	4	5	—	9
Previously Waived Fees Recovered by Advisor (Note C)	—	—	27	—
Other	3	5	2	8

Total Fund Expenses	1,273	1,283	159	3,013

Fees Waived, Expenses Reimbursed by Advisor (Note C)	321	324	36	770

Net Expenses	952	959	123	2,243

Net Investment Income (Loss)	7,212	12,767	1,003	20,054

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	12,397	14,514	(2,989)	(26,021)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(107,385)	(124,402)	(9,155)	(261,540)

Net Realized and Unrealized Gain (Loss)	(94,988)	(109,888)	(12,144)	(287,561)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(87,776)	$(97,121)	$(11,141)	$(267,507)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

109

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	DFA International Real Estate Securities Portfolio#	DFA Global Real Estate Securities Portfolio#	DFA International Small Cap Value Portfolio#	International Vector Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies	—	$286,842	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	286,842	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $26,518, $0, $38,277 and $11,032, respectively)	$211,565	123,483	$405,509	$115,262
Income from Securities Lending	2,682	172	3,973	2,307

Total Fund Investment Income	214,247	123,655	409,482	117,569

Fund Expenses
Investment Management Fees	13,090	19,216	47,060	10,613
Accounting & Transfer Agent Fees	393	1,581	1,593	600
Custodian Fees	698	42	2,368	522
Filing Fees	43	147	152	81
Shareholders’ Reports	61	346	185	84
Directors’/Trustees’ Fees & Expenses	24	64	50	17
Professional Fees	91	115	285	72
Previously Waived Fees Recovered by Advisor (Note C)	—	68	—	—
Other	145	131	400	124

Total Fund Expenses	14,545	21,710	52,093	12,113

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	8,559	—	—
Fees Paid Indirectly (Note C)	211	30	101	107

Net Expenses	14,334	13,121	51,992	12,006

Net Investment Income (Loss)	199,913	397,376	357,490	105,563

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	8,517	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(97,218)	71,264	16,007	(2,689)
Affiliated Investment Companies Shares Sold	(101)	196,468	9	(9)
Futures	(4,273)	174	(36,186)	(3,680)
Foreign Currency Transactions	(5,807)	—	(19,023)	(5,208)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,783,196)	(1,350,594)	(2,899,988)	(921,097)
Affiliated Investment Companies Shares	(106)	(1,630,271)	(167)	(86)
Futures	171	1,144	(1,079)	(387)
Translation of Foreign Currency-Denominated Amounts	(1,176)	—	(2,550)	(575)

Net Realized and Unrealized Gain (Loss)	(1,891,706)	(2,703,298)	(2,942,977)	(933,731)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,691,793)	$(2,305,922)	$(2,585,487)	$(828,168)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

110

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	International High Relative Profitability Portfolio#	World ex U.S. Value Portfolio*	World ex U.S. Core Equity Portfolio#	World ex U.S. Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $972, $0 and $0, respectively)	—	$9,534	—	—
Income from Securities Lending	—	129	—	—
Expenses Allocated from Affiliated Investment Companies	—	(416)	—	—

Income Distributions Received from Affiliated Investment Companies	—	807	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	10,054	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $5,664, $0, $13,158 and $2,745, respectively)	$68,642	—	$126,791	$24,077
Income from Securities Lending	685	—	2,677	197

Total Fund Investment Income	69,327	—	129,468	24,274

Fund Expenses
Investment Management Fees	5,033	815	9,126	2,895
Accounting & Transfer Agent Fees	370	8	584	156
Custodian Fees	208	25	835	376
Filing Fees	60	23	47	36
Shareholders’ Reports	137	10	65	50
Directors’/Trustees’ Fees & Expenses	24	1	27	6
Professional Fees	42	4	136	52
Other	90	5	171	53

Total Fund Expenses	5,964	891	10,991	3,624

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	447	—	—
Fees Paid Indirectly (Note C)	19	—	34	21

Net Expenses	5,945	444	10,957	3,603

Net Investment Income (Loss)	63,382	9,610	118,511	20,671

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	195	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(55,920)	—	77,983	(12,143)
Affiliated Investment Companies Shares Sold	(25)	636	(24)	(1)
Transactions Allocated from Affiliated Investment Company**	—	(201)	—	—
Futures	291	(44)	(3,864)	174
Foreign Currency Transactions	(936)	—	(4,896)	(839)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(536,106)	—	(1,093,022)	(177,379)
Affiliated Investment Companies Shares	(47)	(6,125)	(95)	(1)
Transactions Allocated from Affiliated Investment Company	—	(42,768)	—	—
Futures	—	—	(167)	(46)
Translation of Foreign Currency-Denominated Amounts	(283)	—	(568)	71

Net Realized and Unrealized Gain (Loss)	(593,026)	(48,307)	(1,024,653)	(190,164)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(529,644)	$(38,697)	$(906,142)	$(169,493)

**	Net of foreign capital gain taxes withheld of $0, $75, $223 and $429, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

111

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $21,119 and $17,151, respectively)	—	$12	$171,152	$124,897
Income from Securities Lending	—	—	4,373	16,543
Expenses Allocated from Affiliated Investment Companies	—	—	(7,914)	(11,593)

Income Distributions Received from Affiliated Investment Companies	$23,655	7,067	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	23,655	7,079	167,611	129,847

Fund Expenses
Investment Management Fees	2,274	732	14,892	23,202
Accounting & Transfer Agent Fees	156	58	664	468
Custodian Fees	2	1	—	—
Filing Fees	25	23	110	51
Shareholders’ Reports	28	11	173	48
Directors’/Trustees’ Fees & Expenses	8	2	22	20
Professional Fees	10	1	67	54
Previously Waived Fees Recovered by Advisor (Note C)	34	—	—	—
Other	16	5	55	35

Total Fund Expenses	2,553	833	15,983	23,878

Fees Waived, Expenses Reimbursed by Advisor (Note C)	1,860	608	5,136	8,926
Fees Paid Indirectly (Note C)	—	2	—	—

Net Expenses	693	223	10,847	14,952

Net Investment Income (Loss)	22,962	6,856	156,764	114,895

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	16,695	6,687	—	—
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(8,828)	3,300	—	—
Transactions Allocated from Affiliated Investment Company**	—	—	17,009	98,361
Futures	(6)	(251)	—	—
Forward Currency Contracts	—	11,432	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(213,117)	(71,420)	—	—
Transactions Allocated from Affiliated Investment Company	—	—	(1,618,027)	(1,298,644)
Futures	—	(234)	—	—
Forward Currency Contracts	—	(243)	—	—

Net Realized and Unrealized Gain (Loss)	(205,256)	(50,729)	(1,601,018)	(1,200,283)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(182,294)	$(43,873)	$(1,444,254)	$(1,085,388)

**	Net of foreign capital gain taxes withheld of $0, $0, $4,859 and $9,037, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

112

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	Emerging Markets Value Portfolio*	Emerging Markets Core Equity Portfolio#	Emerging Markets Targeted Value Portfolio#	Emerging Markets ex China Core Equity Portfolioʊ#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $62,596, $0, $0 and $0,respectively)	$571,745	—	—	—
Interest	312	—	—	—
Income from Securities Lending	12,239	—	—	—
Expenses Allocated from Affiliated Investment Companies	(17,755)	—	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	566,541	—	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $109,966, $996 and $1,862,respectively)	—	$952,313	$6,904	$12,546
Income from Securities Lending	—	38,970	185	58

Total Fund Investment Income	—	991,283	7,089	12,604

Fund Expenses
Investment Management Fees	46,138	87,610	1,092	1,146
Accounting & Transfer Agent Fees	1,056	3,691	45	78
Custodian Fees	—	13,276	138	438
Shareholder Servicing Fees
Class R2 Shares	34	—	—	—
Filing Fees	140	314	29	18
Shareholders’ Reports	152	780	23	21
Directors’/Trustees’ Fees & Expenses	59	123	2	6
Professional Fees	139	493	38	16
Organizational & Offering Costs	—	—	—	105
Other	78	1,554	11	57

Total Fund Expenses	47,796	107,841	1,378	1,885

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	384
Class R2 Shares	14	—	—	—
Institutional Class Shares	11,796	—	—	—
Fees Paid Indirectly (Note C)	—	150	10	13

Net Expenses	35,986	107,691	1,368	1,488

Net Investment Income (Loss)	530,555	883,592	5,721	11,116

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	75,499	5,284	(19,163)
Affiliated Investment Companies Shares Sold	—	(37)	(1)	—
Transactions Allocated from Affiliated Investment Company**	351,369	—	—	—
Futures	—	(37,872)	(135)	(495)
Foreign Currency Transactions	—	(25,138)	(127)	(256)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	(8,179,321)	(60,418)	(76,418)
Affiliated Investment Companies Shares	—	(254)	(1)	(3)
Transactions Allocated from Affiliated Investment Company	(3,262,606)	—	—	—
Futures	—	(2,325)	(54)	—
Translation of Foreign Currency-Denominated Amounts	—	(7)	259	(1)

Net Realized and Unrealized Gain (Loss)	(2,911,237)	(8,169,455)	(55,193)	(96,336)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,380,682)	$(7,285,863)	$(49,472)	$(85,220)

**	Net of foreign capital gain taxes withheld of $11,422, $11,895, $349 and $6, respectively.
ʊ	The Portfolio commenced operations on November 15, 2021.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

113

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		Global Small Company Portfolio***
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$173,632	$152,804	$1,015,999	$828,078	$1,497	$1,172
Capital Gain Distributions Received from Investment Securities	—	—	—	—	3,071	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(72,788)	88,328	425,701	210,041	—	—
Affiliated Investment Companies Shares Sold	(41)	(10)	(333)	(21)	(1,418)	336
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	(2,875)	2,035
Futures	(12,682)	14,606	(44,185)	79,338	34	35
Foreign Currency Transactions	(5,948)	515	(47,812)	769	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,377,779)	1,375,966	(9,090,912)	8,427,366	—	—
Affiliated Investment Companies Shares	(125)	(9)	(769)	(71)	(7,951)	14,525
Transactions Allocated from Affiliated Investment Company	—	—	—	—	(8,701)	5,844
Futures	(202)	2,380	(3,107)	10,863	—	—
Translation of Foreign Currency-Denominated Amounts	(977)	(315)	(7,919)	(1,813)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,296,910)	1,634,265	(7,753,337)	9,554,550	(16,343)	23,947

Distributions:
Institutional Class Shares	(180,306)	(144,492)	(1,137,900)	(761,635)	(3,556)	(727)
Capital Share Transactions (1):
Shares Issued	1,451,460	711,780	6,677,971	5,674,163	23,030	44,864
Shares Issued in Lieu of Cash Distributions	166,053	134,111	1,093,925	732,468	3,556	727
Shares Redeemed	(1,351,800)	(1,003,971)	(7,302,036)	(5,535,524)	(23,398)	(12,748)

Net Increase (Decrease) from Capital Share Transactions	265,713	(158,080)	469,860	871,107	3,188	32,843

Total Increase (Decrease) in Net Assets	(1,211,503)	1,331,693	(8,421,377)	9,664,022	(16,711)	56,063
Net Assets
Beginning of Year	6,032,181	4,700,488	34,629,583	24,965,561	99,631	43,568

End of Year	$4,820,678	$6,032,181	$26,208,206	$34,629,583	$82,920	$99,631

(1) Shares Issued and Redeemed:
Shares Issued	60,402	26,957	474,529	365,542	1,720	3,098
Shares Issued in Lieu of Cash Distributions	7,097	5,054	80,934	47,003	241	58
Shares Redeemed	(56,865)	(38,575)	(529,452)	(359,922)	(1,759)	(886)

Net Increase (Decrease) from Shares Issued and Redeemed	10,634	(6,564)	26,011	52,623	202	2,270

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $22, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $5, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

114

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small		Japanese Small		Asia Pacific Small
	Company Portfolio***		Company Portfolio***		Company Portfolio***
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$316,287	$238,915	$7,212	$8,010	$12,767	$13,100
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	164,767	837,220	12,397	17,921	14,514	49,285
Futures	(19,889)	26,350	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(3,930,327)	2,927,439	(107,385)	31,604	(124,402)	75,175
Futures	271	3,416	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,468,891)	4,033,340	(87,776)	57,535	(97,121)	137,560

Distributions:
Institutional Class Shares	(851,167)	(220,133)	(18,487)	(10,581)	(42,269)	(12,808)
Capital Share Transactions (1):
Shares Issued	2,335,205	2,604,837	25,594	19,129	4,042	13,533
Shares Issued in Lieu of Cash Distributions	834,024	214,868	18,485	10,580	42,264	12,805
Shares Redeemed	(2,994,929)	(3,315,191)	(50,102)	(163,522)	(58,204)	(148,282)

Net Increase (Decrease) from Capital Share Transactions	174,300	(495,486)	(6,023)	(133,813)	(11,898)	(121,944)

Total Increase (Decrease) in Net Assets	(4,145,758)	3,317,721	(112,286)	(86,859)	(151,288)	2,808
Net Assets
Beginning of Year	13,465,853	10,148,132	379,837	466,696	381,490	378,682

End of Year	$9,320,095	$13,465,853	$267,551	$379,837	$230,202	$381,490

(1) Shares Issued and Redeemed:
Shares Issued	123,348	116,406	1,240	736	194	520
Shares Issued in Lieu of Cash Distributions	41,490	10,453	765	418	1,874	559
Shares Redeemed	(157,815)	(151,391)	(2,408)	(6,381)	(2,997)	(5,727)

Net Increase (Decrease) from Shares Issued and Redeemed	7,023	(24,532)	(403)	(5,227)	(929)	(4,648)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

115

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio***		Continental Small Company Portfolio***		DFA International Real Estate Securities Portfolio
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,003	$658	$20,054	$13,506	$199,913	$185,202
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	—	—	(97,218)	(56,022)
Affiliated Investment Companies Shares Sold	—	—	—	—	(101)	(43)
Transactions Allocated from Affiliated Investment Company*,**	(2,989)	1,117	(26,021)	44,052	—	—
Futures	—	—	—	—	(4,273)	13,260
Foreign Currency Transactions	—	—	—	—	(5,807)	(485)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	—	—	(1,783,196)	1,378,475
Affiliated Investment Companies Shares	—	—	—	—	(106)	(2)
Transactions Allocated from Affiliated Investment Company	(9,155)	7,530	(261,540)	216,160	—	—
Futures	—	—	—	—	171	3,086
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	(1,176)	(414)

Net Increase (Decrease) in Net Assets Resulting from Operations	(11,141)	9,305	(267,507)	273,718	(1,691,793)	1,523,057

Distributions:
Institutional Class Shares	(1,908)	(589)	(37,480)	(13,461)	(447,007)	—
Capital Share Transactions (1):
Shares Issued	2,169	26,424	69,996	76,760	1,001,675	714,047
Shares Issued in Lieu of Cash Distributions	1,908	588	37,477	13,460	444,430	—
Shares Redeemed	(16,763)	(8,462)	(53,922)	(20,462)	(842,621)	(896,488)

Net Increase (Decrease) from Capital Share Transactions	(12,686)	18,550	53,551	69,758	603,484	(182,441)

Total Increase (Decrease) in Net Assets	(25,735)	27,266	(251,436)	330,015	(1,535,316)	1,340,616
Net Assets
Beginning of Year	44,133	16,867	867,759	537,744	5,987,464	4,646,848

End of Year	$18,398	$44,133	$616,323	$867,759	$4,452,148	$5,987,464

(1) Shares Issued and Redeemed:
Shares Issued	97	855	2,142	2,229	242,147	148,690
Shares Issued in Lieu of Cash Distributions	71	20	1,270	418	96,826	—
Shares Redeemed	(634)	(274)	(2,058)	(622)	(209,429)	(192,731)

Net Increase (Decrease) from Shares Issued and Redeemed	(466)	601	1,354	2,025	129,544	(44,041)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

116

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$397,376	$124,365	$357,490	$261,889	$105,563	$82,679
Capital Gain Distributions Received from Investment Securities	8,517	1,045	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	71,264	43,747	16,007	541,397	(2,689)	191,536
Affiliated Investment Companies Shares Sold	196,468	60,992	9	(1)	(9)	(7)
Futures	174	1,671	(36,186)	26,234	(3,680)	(437)
Foreign Currency Transactions	—	—	(19,023)	1,071	(5,208)	49
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,350,594)	1,755,986	(2,899,988)	3,392,048	(921,097)	860,557
Affiliated Investment Companies Shares	(1,630,271)	1,097,358	(167)	(25)	(86)	(8)
Futures	1,144	—	(1,079)	9,695	(387)	826
Translation of Foreign Currency-Denominated Amounts	—	—	(2,550)	(1,012)	(575)	(279)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,305,922)	3,085,164	(2,585,487)	4,231,296	(828,168)	1,134,916

Distributions:
Institutional Class Shares	(480,433)	(186,953)	(516,572)	(258,254)	(187,309)	(74,200)
Capital Share Transactions (1):
Shares Issued	2,104,042	2,211,113	2,106,642	1,538,249	877,531	397,948
Shares Issued in Lieu of Cash Distributions	461,594	179,038	455,244	226,985	186,180	73,824
Shares Redeemed	(2,445,794)	(1,976,601)	(2,579,838)	(2,841,493)	(882,093)	(538,557)

Net Increase (Decrease) from Capital Share Transactions	119,842	413,550	(17,952)	(1,076,259)	181,618	(66,785)

Total Increase (Decrease) in Net Assets	(2,666,513)	3,311,761	(3,120,011)	2,896,783	(833,859)	993,931
Net Assets
Beginning of Year	10,537,586	7,225,825	12,784,711	9,887,928	3,716,790	2,722,859

End of Year	$7,871,073	$10,537,586	$9,664,700	$12,784,711	$2,882,931	$3,716,790

(1) Shares Issued and Redeemed:
Shares Issued	180,469	189,077	109,457	74,227	73,372	29,258
Shares Issued in Lieu of Cash Distributions	35,644	16,811	23,531	11,757	14,949	5,458
Shares Redeemed	(210,655)	(168,470)	(135,322)	(140,273)	(74,366)	(39,764)

Net Increase (Decrease) from Shares Issued and Redeemed	5,458	37,418	(2,334)	(54,289)	13,955	(5,048)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

117

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International High Relative Profitability Portfolio		World ex U.S.Value Portfolio***		World ex U.S. Core Equity Portfolio
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$63,382	$45,392	$9,610	$9,084	$118,511	$98,566
Capital Gain Distributions Received from Investment Securities	—	—	195	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(55,920)	43,197	—	—	77,983	21,498
Affiliated Investment Companies Shares Sold	(25)	(6)	636	252	(24)	(2)
Transactions Allocated from Affiliated Investment Company*,**	—	—	(201)	8,125	—	—
Futures	291	2,062	(44)	—	(3,864)	8,882
Foreign Currency Transactions	(936)	(81)	—	—	(4,896)	(357)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(536,106)	399,054	—	—	(1,093,022)	991,909
Affiliated Investment Companies Shares	(47)	(2)	(6,125)	7,908	(95)	(6)
Transactions Allocated from Affiliated Investment Company	—	—	(42,768)	68,735	—	—
Futures	—	145	—	—	(167)	1,632
Translation of Foreign Currency-Denominated Amounts	(283)	(61)	—	—	(568)	(210)

Net Increase (Decrease) in Net Assets Resulting from Operations	(529,644)	489,700	(38,697)	94,104	(906,142)	1,121,912

Distributions:
Institutional Class Shares	(79,006)	(43,180)	(10,666)	(8,755)	(119,142)	(98,429)
Capital Share Transactions (1):
Shares Issued	699,881	559,296	40,039	60,323	732,628	608,060
Shares Issued in Lieu of Cash Distributions	77,582	42,393	10,666	8,749	118,577	97,865
Shares Redeemed	(745,903)	(339,830)	(115,749)	(52,670)	(793,027)	(850,479)

Net Increase (Decrease) from Capital Share Transactions	31,560	261,859	(65,044)	16,402	58,178	(144,554)

Total Increase (Decrease) in Net Assets	(577,090)	708,379	(114,407)	101,751	(967,106)	878,929
Net Assets
Beginning of Year	2,183,724	1,475,345	308,666	206,915	4,089,166	3,210,237

End of Year	$1,606,634	$2,183,724	$194,259	$308,666	$3,122,060	$4,089,166

(1) Shares Issued and Redeemed:
Shares Issued	57,992	42,975	3,535	4,967	60,965	45,421
Shares Issued in Lieu of Cash Distributions	6,680	3,204	952	723	10,302	7,267
Shares Redeemed	(64,934)	(25,822)	(9,687)	(4,335)	(65,101)	(64,633)

Net Increase (Decrease) from Shares Issued and Redeemed	(262)	20,357	(5,200)	1,355	6,166	(11,945)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $75 and $223, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $84 and $16, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

118

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Targeted Value Portfolio		World Core Equity Portfolio		Selectively Hedged Global Equity Portfolio
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$20,671	$15,690	$22,962	$16,261	$6,856	$5,395
Capital Gain Distributions Received from Investment Securities	—	—	16,695	—	6,687	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(12,143)	42,367	—	—	—	—
Affiliated Investment Companies Shares Sold	(1)	—	(8,828)	10,552	3,300	15,611
Futures	174	81	(6)	(18)	(251)	1,247
Foreign Currency Transactions	(839)	(148)	—	—	—	—
Forward Currency Contracts	—	—	—	—	11,432	694
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(177,379)	161,265	—	—	—	(19)
Affiliated Investment Companies Shares	(1)	1	(213,117)	283,947	(71,420)	88,688
Futures	(46)	46	—	—	(234)	196
Translation of Foreign Currency-Denominated Amounts	71	(40)	—	—	—	—
Forward Currency Contracts	—	—	—	—	(243)	121

Net Increase (Decrease) in Net Assets Resulting from Operations	(169,493)	219,262	(182,294)	310,742	(43,873)	111,933

Distributions:
Institutional Class Shares	(56,676)	(13,862)	(31,168)	(16,210)	(21,529)	(6,934)
Capital Share Transactions (1):
Shares Issued	303,674	137,451	287,694	205,873	39,834	40,778
Shares Issued in Lieu of Cash Distributions.	56,609	13,840	30,117	15,000	21,408	6,900
Shares Redeemed	(340,881)	(90,425)	(244,046)	(196,293)	(73,839)	(92,479)

Net Increase (Decrease) from Capital Share Transactions	19,402	60,866	73,765	24,580	(12,597)	(44,801)

Total Increase (Decrease) in Net Assets	(206,767)	266,266	(139,697)	319,112	(77,999)	60,198
Net Assets
Beginning of Year	774,324	508,058	1,088,714	769,602	348,707	288,509

End of Year	$567,557	$774,324	$949,017	$1,088,714	$270,708	$348,707

(1) Shares Issued and Redeemed:
Shares Issued	24,012	9,413	14,000	9,724	2,058	2,016
Shares Issued in Lieu of Cash Distributions	4,258	921	1,512	711	1,017	372
Shares Redeemed	(27,420)	(6,235)	(11,765)	(9,418)	(3,709)	(4,584)

Net Increase (Decrease) from Shares Issued and Redeemed	850	4,099	3,747	1,017	(634)	(2,196)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $429, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $341, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

119

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio***		Emerging Markets Small Cap Portfolio***		Emerging Markets Value Portfolio***
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$156,764	$140,092	$114,895	$114,098	$530,555	$420,462
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	17,009	398,700	98,361	592,687	351,369	675,824
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(1,618,027)	691,616	(1,298,644)	923,652	(3,262,606)	3,251,339

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,444,254)	1,230,408	(1,085,388)	1,630,437	(2,380,682)	4,347,625

Distributions:
Class R2 Shares	—	—	—	—	(643)	(349)
Institutional Class Shares	(372,779)	(122,695)	(329,169)	(128,503)	(558,273)	(381,943)

Total Distributions	(372,779)	(122,695)	(329,169)	(128,503)	(558,916)	(382,292)

Capital Share Transactions (1):
Shares Issued	1,486,746	1,466,367	598,832	453,465	1,872,666	1,803,325
Shares Issued in Lieu of Cash Distributions	359,767	118,246	308,292	120,830	536,547	368,413
Shares Redeemed	(2,315,886)	(2,119,497)	(1,096,582)	(1,840,038)	(3,128,244)	(5,474,850)

Net Increase (Decrease) from Capital Share Transactions	(469,373)	(534,884)	(189,458)	(1,265,743)	(719,031)	(3,303,112)

Total Increase (Decrease) in Net Assets	(2,286,406)	572,829	(1,604,015)	236,191	(3,658,629)	662,221
Net Assets
Beginning of Year	6,225,187	5,652,358	5,115,924	4,879,733	13,271,710	12,609,489

End of Year	$3,938,781	$6,225,187	$3,511,909	$5,115,924	$9,613,081	$13,271,710

(1) Shares Issued and Redeemed:
Shares Issued	53,138	43,254	26,598	18,380	64,891	58,117
Shares Issued in Lieu of Cash Distributions	12,564	3,525	13,241	5,119	19,778	12,138
Shares Redeemed	(81,119)	(62,966)	(49,181)	(75,078)	(106,929)	(175,638)

Net Increase (Decrease) from Shares Issued and Redeemed	(15,417)	(16,187)	(9,342)	(51,579)	(22,260)	(105,383)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $4,859, $9,037 and $11,422, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $49, $2,304 and $11,984, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

120

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core Equity Portfolio		Emerging Markets Targeted Value Portfolio		Emerging Markets ex China Core Equity Portfolio
					Period
					Nov 15,
	Year	Year	Year	Year	2021 ʊ
	Ended	Ended	Ended	Ended	to
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$883,592	$670,994	$5,721	$5,084	$11,116
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	75,499	544,729	5,284	17,753	(19,163)
Affiliated Investment Companies Shares Sold	(37)	(14)	(1)	—	—
Futures	(37,872)	67,395	(135)	348	(495)
Foreign Currency Transactions	(25,138)	(15,240)	(127)	(82)	(256)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(8,179,321)	5,134,175	(60,418)	42,862	(76,418)
Affiliated Investment Companies Shares	(254)	(32)	(1)	—	(3)
Futures	(2,325)	15,950	(54)	67	—
Translation of Foreign Currency-Denominated Amounts	(7)	100	259	2	(1)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,285,863)	6,418,057	(49,472)	66,034	(85,220)

Distributions:
Institutional Class Shares	(942,726)	(590,306)	(22,133)	(4,500)	(10,224)
Capital Share Transactions (1):
Shares Issued	7,057,849	4,891,169	87,606	53,547	729,801
Shares Issued in Lieu of Cash Distributions	895,345	560,095	21,501	4,385	9,316
Shares Redeemed	(7,911,399)	(6,904,346)	(82,497)	(54,708)	(219,226)

Net Increase (Decrease) from Capital Share Transactions	41,795	(1,453,082)	26,610	3,224	519,891

Total Increase (Decrease) in Net Assets	(8,186,794)	4,374,669	(44,995)	64,758	424,447
Net Assets
Beginning of Year	29,155,369	24,780,700	234,921	170,163	—

End of Year	$20,968,575	$29,155,369	$189,926	$234,921	$424,447

(1) Shares Issued and Redeemed:
Shares Issued	315,242	191,908	8,132	4,233	79,414
Shares Issued in Lieu of Cash Distributions	43,699	22,111	1,847	389	1,143
Shares Redeemed	(361,196)	(273,309)	(7,430)	(4,246)	(25,861)

Net Increase (Decrease) from Shares Issued and Redeemed	(2,255)	(59,290)	2,549	376	54,696

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $11,895, $349 and $6, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $257, $239 and $0, respectively.

See accompanying Notes to Financial Statements.

121

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio					International Core Equity Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$27.63	$20.90	$22.78	$21.29	$23.52	$16.35	$12.08	$13.19	$12.65	$14.23

Income from Investment Operations (A)
Net Investment Income (Loss)	0.78	0.70	0.49	0.70	0.66	0.47	0.40	0.28	0.41	0.38
Net Gains (Losses) on Securities (Realized and Unrealized)	(6.54)	6.70	(1.87)	1.47	(2.25)	(4.07)	4.24	(1.11)	0.53	(1.60)

Total from Investment Operations	(5.76)	7.40	(1.38)	2.17	(1.59)	(3.60)	4.64	(0.83)	0.94	(1.22)

Less Distributions:
Net Investment Income	(0.81)	(0.67)	(0.50)	(0.68)	(0.64)	(0.53)	(0.37)	(0.28)	(0.40)	(0.36)

Total Distributions	(0.81)	(0.67)	(0.50)	(0.68)	(0.64)	(0.53)	(0.37)	(0.28)	(0.40)	(0.36)

Net Asset Value, End of Year	$21.06	$27.63	$20.90	$22.78	$21.29	$12.22	$16.35	$12.08	$13.19	$12.65

Total Return	(21.12%)	35.55%	(6.05%)	10.38%	(6.97%)	(22.29%)	38.56%	(6.32%)	7.67%	(8.79%)

Net Assets, End of Year (thousands)	$4,820,678	$6,032,181	$4,700,488	$5,356,475	$4,587,406	$26,208,206	$34,629,583	$24,965,561	$30,559,427	$27,174,589
Ratio of Expenses to Average Net Assets	0.17%	0.19%	0.22%	0.23%	0.23%	0.24%	0.25%	0.30%	0.29%	0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17%	0.19%	0.23%	0.24%	0.23%	0.24%	0.25%	0.30%	0.31%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.17%	2.65%	2.31%	3.22%	2.78%	3.27%	2.56%	2.24%	3.21%	2.67%
Portfolio Turnover Rate	9%	14%	19%	7%	8%	11%	8%	4%	6%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

122

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Small Company Portfolio					International Small Company Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$15.52	$10.50	$11.07	$10.73	$11.53	$23.29	$16.84	$18.21	$18.46	$21.52

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23	0.22	0.15	0.18	0.19	0.54	0.41	0.33	0.43	0.46
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.68)	4.97	(0.55)	0.27	(0.75)	(6.44)	6.42	(0.93)	0.58	(2.41)

Total from Investment Operations	(2.45)	5.19	(0.40)	0.45	(0.56)	(5.90)	6.83	(0.60)	1.01	(1.95)

Less Distributions:
Net Investment Income	(0.25)	(0.17)	(0.17)	(0.11)	(0.17)	(0.67)	(0.38)	(0.37)	(0.44)	(0.44)
Net Realized Gains	(0.30)	—	—	—	(0.07)	(0.79)	—	(0.40)	(0.82)	(0.67)

Total Distributions	(0.55)	(0.17)	(0.17)	(0.11)	(0.24)	(1.46)	(0.38)	(0.77)	(1.26)	(1.11)

Net Asset Value, End of Year.	$12.52	$15.52	$10.50	$11.07	$10.73	$15.93	$23.29	$16.84	$18.21	$18.46

Total Return	(16.32%)	49.81%	(3.75%)	4.29%	(5.02%)	(26.55%)	40.83%	(3.64%)	6.44%	(9.54%)

Net Assets, End of Year (thousands)	$82,920	$99,631	$43,568	$41,286	$31,380	$9,320,095	$13,465,853	$10,148,132	$12,750,110	$12,656,204
Ratio of Expenses to Average Net Assets *(B)	0.44%	0.47%	0.47%	0.49%	0.49%	0.41%	0.46%	0.53%	0.54%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(B)	0.66%	0.71%	0.85%	0.93%	0.90%	0.41%	0.46%	0.53%	0.54%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.66%	1.49%	1.50%	1.69%	1.58%	2.79%	1.90%	1.96%	2.44%	2.18%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.22%	0.24%	0.27%	0.27%	0.26%	0.12%	0.12%	0.12%	0.12%	0.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

123

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio					Asia Pacific Small Company Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$25.80	$23.39	$24.89	$25.70	$28.56	$26.94	$20.13	$21.11	$20.83	$23.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.48	0.44	0.40	0.45	0.43	0.84	0.75	0.75	0.77	0.84
Net Gains (Losses) on Securities (Realized and Unrealized)	(6.33)	2.51	(0.91)	0.37	(2.59)	(7.40)	6.74	(0.77)	0.19	(2.76)

Total from Investment Operations	(5.85)	2.95	(0.51)	0.82	(2.16)	(6.56)	7.49	(0.02)	0.96	(1.92)
Less Distributions:
Net Investment Income	(0.53)	(0.54)	(0.61)	(0.28)	(0.70)	(1.07)	(0.68)	(0.96)	(0.68)	(0.96)
Net Realized Gains	(0.73)	—	(0.38)	(1.35)	—	(1.92)	—	—	—	—

Total Distributions	(1.26)	(0.54)	(0.99)	(1.63)	(0.70)	(2.99)	(0.68)	(0.96)	(0.68)	(0.96)

Net Asset Value, End of Year	$18.69	$25.80	$23.39	$24.89	$25.70	$17.39	$26.94	$20.13	$21.11	$20.83

Total Return	(23.79%)	12.66%	(2.32%)	4.01%	(7.82%)	(26.90%)	37.81%	(0.23%)	4.81%	(8.51%)

Net Assets, End of Year (thousands)	$267,551	$379,837	$466,696	$640,068	$622,650	$230,202	$381,490	$378,682	$340,649	$346,335
Ratio of Expenses to Average Net Assets (C)	0.42%	0.47%	0.54%	0.55%	0.53%	0.42%	0.48%	0.54%	0.57%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.52%	0.57%	0.64%	0.65%	0.63%	0.52%	0.58%	0.64%	0.67%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.24%	1.69%	1.74%	1.91%	1.49%	3.95%	3.01%	3.92%	3.65%	3.57%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

124

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio					Continental Small Company Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$31.72	$21.35	$27.85	$26.95	$32.67	$35.27	$23.82	$24.84	$24.37	$28.24

Income from Investment Operations (A)
Net Investment Income (Loss)	0.94	0.58	0.43	0.76	0.85	0.76	0.57	0.40	0.55	0.61
Net Gains (Losses) on Securities (Realized and Unrealized)	(11.25)	10.31	(4.00)	1.68	(3.65)	(10.80)	11.45	(1.04)	1.23	(3.68)

Total from Investment Operations	(10.31)	10.89	(3.57)	2.44	(2.80)	(10.04)	12.02	(0.64)	1.78	(3.07)

Less Distributions:
Net Investment Income	(0.97)	(0.52)	(0.68)	(0.47)	(0.79)	(0.80)	(0.57)	(0.38)	(0.51)	(0.59)
Net Realized Gains	(0.55)	—	(2.25)	(1.07)	(2.13)	(0.68)	—	—	(0.80)	(0.21)
Total Distributions	(1.52)	(0.52)	(2.93)	(1.54)	(2.92)	(1.48)	(0.57)	(0.38)	(1.31)	(0.80)

Net Asset Value, End of Year	$19.89	$31.72	$21.35	$27.85	$26.95	$23.75	$35.27	$23.82	$24.84	$24.37

Total Return	(33.62%)	51.31%	(15.27%)	10.14%	(9.34%)	(29.26%)	50.70%	(2.63%)	7.94%	(11.14%)

Net Assets, End of Year (thousands)	$18,398	$44,133	$16,867	$26,540	$36,351	$616,323	$867,759	$537,744	$657,105	$645,651
Ratio of Expenses to Average Net Assets (C)	0.56%	0.59%	0.59%	0.59%	0.58%	0.42%	0.47%	0.54%	0.56%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.66%	0.74%	0.86%	0.82%	0.68%	0.52%	0.57%	0.64%	0.66%	0.64%
Ratio of Net Investment Income to Average Net Assets	3.62%	1.88%	1.89%	2.92%	2.75%	2.61%	1.76%	1.68%	2.30%	2.16%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

125

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio					DFA Global Real Estate Securities Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$5.04	$3.77	$5.61	$4.85	$5.07	$13.29		$9.57		$12.71		$10.71		$10.90

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15	0.16	0.15	0.20	0.22	0.49		0.16		0.68		0.34	**	0.48
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.44)	1.11	(1.35)	0.83	(0.22)	(3.32)		3.80		(3.00)		2.16	**	(0.26)

Total from Investment Operations	(1.29)	1.27	(1.20)	1.03	—	(2.83)		3.96		(2.32)		2.50		0.22

Less Distributions:
Net Investment Income	(0.37)	—	(0.64)	(0.27)	(0.22)	(0.48)		(0.20)		(0.70)		(0.50)		(0.34)
Net Realized Gains	—	—	—	—	—	(0.12)		(0.04)		(0.12)		(—)		(0.07)

Total Distributions	(0.37)	—	(0.64)	(0.27)	(0.22)	(0.60)		(0.24)		(0.82)		(0.50)		(0.41)

Net Asset Value, End of Year	$3.38	$5.04	$3.77	$5.61	$4.85	$9.86		$13.29		$9.57		$12.71		$10.71

Total Return	(27.50%)	33.69%	(23.98%)	22.54%	(0.24%)	(22.34%)		42.08%		(19.28%)		24.55%		1.91%

Net Assets, End of Year (thousands)	$4,452,148	$5,987,464	$4,646,848	$6,297,963	$5,442,507	$7,871,073		$10,537,586		$7,225,825		$9,269,011		$7,475,924
Ratio of Expenses to Average Net Assets *	0.27%	0.27%	0.26%	0.27%	0.28%	0.24	%(B)	0.24	%(B)	0.24	%(B)	0.24	%(B)	0.24	%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed by Advisor and Fees Paid Indirectly) *	0.27%	0.27%	0.27%	0.28%	0.28%	0.33	%(B)	0.34	%(B)	0.34	%(B)	0.35	%(B)	0.35	%(B)
Ratio of Net Investment Income to Average Net Assets	3.67%	3.29%	3.61%	4.01%	4.27%	4.14%		1.33%		6.44%		2.95	%**	4.42%
Portfolio Turnover Rate	6%	8%	12%	8%	5%	1%		1%		0%		0%		3%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund feesand expenses incurred by the Portfolio indirectly as a result of Portfolio’sinvestment in Underlying Funds as follows:	N/A	N/A	N/A	N/A	N/A	0.10%		0.11%		0.12%		0.13%		0.13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

126

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio					International Vector Equity Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$22.14	$15.65	$18.58	$19.24	$23.51	$14.51	$10.42	$11.62	$11.74	$13.33

Income from Investment Operations (A)
Net Investment Income (Loss)	0.61	0.44	0.33	0.45	0.47	0.40	0.32	0.23	0.33	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.05)	6.48	(2.65)	(0.01)	(3.44)	(3.52)	4.06	(1.20)	0.24	(1.56)

Total from Investment Operations	(4.44)	6.92	(2.32)	0.44	(2.97)	(3.12)	4.38	(0.97)	0.57	(1.24)

Less Distributions:
Net Investment Income	(0.73)	(0.43)	(0.32)	(0.48)	(0.56)	(0.45)	(0.29)	(0.23)	(0.34)	(0.30)
Net Realized Gains	(0.16)	—	(0.29)	(0.62)	(0.74)	(0.27)	—	—	(0.35)	(0.05)

Total Distributions	(0.89)	(0.43)	(0.61)	(1.10)	(1.30)	(0.72)	(0.29)	(0.23)	(0.69)	(0.35)

Net Asset Value, End of Year	$16.81	$22.14	$15.65	$18.58	$19.24	$10.67	$14.51	$10.42	$11.62	$11.74

Total Return	(20.53%)	44.61%	(13.03%)	2.94%	(13.37%)	(22.16%)	42.24%	(8.41%)	5.49%	(9.52%)

Net Assets, End of Year (thousands)	$9,664,700	$12,784,711	$9,887,928	$13,428,084	$13,787,695	$2,882,931	$3,716,790	$2,722,859	$2,578,134	$2,441,217
Ratio of Expenses to Average Net Assets	0.46%	0.53%	0.65%	0.68%	0.68%	0.36%	0.42%	0.47%	0.50%	0.48%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.46%	0.53%	0.66%	0.69%	0.68%	0.36%	0.42%	0.48%	0.50%	0.48%
Ratio of Net Investment Income to Average Net Assets	3.13%	2.13%	2.02%	2.48%	2.10%	3.16%	2.35%	2.20%	2.94%	2.40%
Portfolio Turnover Rate	24%	15%	14%	18%	23%	17%	15%	18%	17%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

127

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International High Relative Profitability Portfolio					World Ex U.S. Value Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$13.73	$10.64	$10.74	$9.71	$10.68	$12.67		$8.99		$10.97		$11.16		$12.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.38	0.30	0.21	0.27	0.26	0.47		0.38		0.25		0.35		0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.51)	3.08	(0.13)	1.00	(1.01)	(2.49)		3.66		(1.96)		0.04		(1.48)

Total from Investment Operations	(3.13)	3.38	0.08	1.27	(0.75)	(2.02)		4.04		(1.71)		0.39		(1.14)

Less Distributions:
Net Investment Income	(0.37)	(0.29)	(0.18)	(0.24)	(0.22)	(0.51)		(0.36)		(0.27)		(0.35)		(0.41)
Net Realized Gains	(0.11)	—	—	—	—	—		—		—		(0.23)		—

Total Distributions	(0.48)	(0.29)	(0.18)	(0.24)	(0.22)	(0.51)		(0.36)		(0.27)		(0.58)		(0.41)

Net Asset Value, End of Year	$10.12	$13.73	$10.64	$10.74	$9.71	$10.14		$12.67		$8.99		$10.97		$11.16

Total Return	(23.22%)	31.85%	0.80%	13.19%	(7.20%)	(16.23%)		45.23%		(15.76%)		3.75%		(9.22%)

Net Assets, End of Year (thousands)	$1,606,634	$2,183,724	$1,475,345	$658,448	$266,868	$194,259		$308,666		$206,915		$302,369		$240,668
Ratio of Expenses to Average Net Assets*	0.30%	0.30%	0.30%	0.33%	0.35%	0.40	%(B)	0.44	%(B)	0.50	%(B)	0.54	%(B)	0.52	%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by
Advisor and Fees Paid Indirectly) *	0.30%	0.30%	0.31%	0.34%	0.35%	0.59	%(B)	0.64	%(B)	0.71	%(B)	0.76	%(B)	0.74	%(B)
Ratio of Net Investment Income to Average Net Assets	3.15%	2.30%	1.97%	2.69%	2.41%	4.02%		3.14%		2.56%		3.25%		2.72%
Portfolio Turnover Rate	22%	15%	15%	9%	9%	N/A		N/A		N/A		N/A		N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:.	N/A	N/A	N/A	N/A	N/A	0.19%		0.20%		0.23%		0.24%		0.24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

128

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Core Equity Portfolio					World Ex U.S. Targeted Value Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year.	$13.84	$10.44	$11.17	$10.65	$12.15	$15.29	$10.91	$12.45	$12.52	$15.06

Income from Investment Operations (A)
Net Investment Income (Loss)	0.40	0.33	0.24	0.33	0.31	0.39	0.32	0.23	0.32	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.48)	3.40	(0.74)	0.56	(1.52)	(3.55)	4.34	(1.45)	0.26	(2.29)

Total from Investment Operations	(3.08)	3.73	(0.50)	0.89	(1.21)	(3.16)	4.66	(1.22)	0.58	(1.98)

Less Distributions:
Net Investment Income	(0.41)	(0.33)	(0.23)	(0.32)	(0.29)	(0.39)	(0.28)	(0.21)	(0.29)	(0.30)
Net Realized Gains	—	—	—	(0.05)	—	(0.72)	—	(0.11)	(0.36)	(0.26)

Total Distributions	(0.41)	(0.33)	(0.23)	(0.37)	(0.29)	(1.11)	(0.28)	(0.32)	(0.65)	(0.56)

Net Asset Value, End of Year	$10.35	$13.84	$10.44	$11.17	$10.65	$11.02	$15.29	$10.91	$12.45	$12.52

Total Return	(22.55%)	35.87%	(4.42%)	8.64%	(10.22%)	(21.77%)	42.81%	(9.96%)	4.99%	(13.56%)

Net Assets, End of Year (thousands)	$3,122,060	$4,089,166	$3,210,237	$3,719,313	$3,129,791	$567,557	$774,324	$508,058	$533,046	$460,155
Ratio of Expenses to Average Net Assets	0.30%	0.32%	0.35%	0.37%	0.39%	0.52%	0.55%	0.64%	0.68%	0.66%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.30%	0.32%	0.36%	0.38%	0.37%	0.52%	0.55%	0.64%	0.69%	0.66%
Ratio of Net Investment Income to Average Net Assets	3.25%	2.49%	2.26%	3.02%	2.56%	2.98%	2.20%	2.02%	2.58%	2.08%
Portfolio Turnover Rate	12%	6%	13%	8%	4%	35%	28%	22%	27%	24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

129

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Core Equity Portfolio					Selectively Hedged Global Equity Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year.	$22.56	$16.29	$16.42	$15.40	$16.06	$22.35	$16.21	$16.54	$15.71	$16.52

Income from Investment Operations (A)
Net Investment Income (Loss)	0.45	0.34	0.29	0.35	0.31	0.44	0.33	0.28	0.35	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.15)	6.27	(0.10)	1.13	(0.64)	(3.29)	6.21	(0.18)	1.12	(0.66)

Total from Investment Operations	(3.70)	6.61	0.19	1.48	(0.33)	(2.85)	6.54	0.10	1.47	(0.35)

Less Distributions:
Net Investment Income	(0.45)	(0.34)	(0.29)	(0.35)	(0.30)	(0.44)	(0.20)	(0.43)	(0.44)	(0.27)
Net Realized Gains	(0.17)	—	(0.03)	(0.11)	(0.03)	(0.97)	(0.20)	—	(0.20)	(0.19)

Total Distributions	(0.62)	(0.34)	(0.32)	(0.46)	(0.33)	(1.41)	(0.40)	(0.43)	(0.64)	(0.46)

Net Asset Value, End of Year	$18.24	$22.56	$16.29	$16.42	$15.40	$18.09	$22.35	$16.21	$16.54	$15.71

Total Return	(16.62%)	40.75%	1.25%	9.94%	(2.16%)	(13.65%)	40.81%	0.47%	10.10%	(2.28%)

Net Assets, End of Year (thousands)	$949,017	$1,088,714	$769,602	$879,553	$741,512	$270,708	$348,707	$288,509	$375,832	$403,195
Ratio of Expenses to Average Net Assets *(B)	0.27%	0.28%	0.32%	0.33%	0.35%	0.31%	0.32%	0.36%	0.37%	0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(B)	0.45%	0.46%	0.56%	0.60%	0.59%	0.51%	0.53%	0.61%	0.63%	0.60%
Ratio of Net Investment Income to Average Net Assets	2.22%	1.64%	1.81%	2.23%	1.89%	2.25%	1.60%	1.78%	2.25%	1.87%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20%	0.22%	0.25%	0.27%	0.27%	0.24%	0.25%	0.28%	0.30%	0.29%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

130

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio					Emerging Markets Small Cap Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$33.05	$27.64	$27.56	$25.46	$29.55	$26.03	$19.67	$20.07	$18.72	$23.49

Income from Investment Operations (A)
Net Investment Income (Loss)	0.88	0.74	0.55	0.73	0.61	0.59	0.52	0.41	0.48	0.53
Net Gains (Losses) on Securities (Realized and Unrealized)	(9.07)	5.32	0.07	2.05	(4.14)	(6.16)	6.41	(0.24)	1.87	(4.22)

Total from Investment Operations	(8.19)	6.06	0.62	2.78	(3.53)	(5.57)	6.93	0.17	2.35	(3.69)

Less Distributions:
Net Investment Income	(0.91)	(0.65)	(0.54)	(0.68)	(0.56)	(1.00)	(0.57)	(0.44)	(0.46)	(0.53)
Net Realized Gains	(1.17)	—	—	—	—	(0.70)	—	(0.13)	(0.54)	(0.55)

Total Distributions	(2.08)	(0.65)	(0.54)	(0.68)	(0.56)	(1.70)	(0.57)	(0.57)	(1.00)	(1.08)

Net Asset Value, End of Year	$22.78	$33.05	$27.64	$27.56	$25.46	$18.76	$26.03	$19.67	$20.07	$18.72

Total Return	(25.94%)	21.91%	2.36%	11.06%	(12.14%)	(22.57%)	35.51%	0.81%	12.96%	(16.45%)

Net Assets, End of Year (thousands)	$3,938,781	$6,225,187	$5,652,358	$5,968,318	$5,394,188	$3,511,909	$5,115,924	$4,879,733	$6,423,859	$6,304,406
Ratio of Expenses to Average Net Assets (C)	0.36%	0.39%	0.44%	0.48%	0.47%	0.59%	0.63%	0.69%	0.72%	0.70%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.46%	0.49%	0.54%	0.58%	0.57%	0.79%	0.83%	0.89%	0.92%	0.90%
Ratio of Net Investment Income to Average Net Assets	3.05%	2.19%	2.07%	2.70%	2.08%	2.57%	2.10%	2.20%	2.44%	2.31%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

131

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Class R2 Shares
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$31.28	$23.78	$27.16	$26.64	$30.13

Income from Investment Operations (A)
Net Investment Income (Loss)	1.26	0.82	0.59	0.63	0.63
Net Gains (Losses) on Securities (Realized and Unrealized)	(7.31)	7.45	(3.27)	0.56	(3.48)

Total from Investment Operations	(6.05)	8.27	(2.68)	1.19	(2.85)

Less Distributions:
Net Investment Income	(1.32)	(0.77)	(0.70)	(0.67)	(0.64)

Total Distributions	(1.32)	(0.77)	(0.70)	(0.67)	(0.64)

Net Asset Value, End of Year	$23.91	$31.28	$23.78	$27.16	$26.64

Total Return	(19.74%)	34.91%	(9.98%)	4.57%	(9.66%)

Net Assets, End of Year (thousands)	$12,956	$13,709	$12,587	$29,146	$25,150
Ratio of Expenses to Average Net Assets (C)	0.69%	0.74%	0.77%	0.81%	0.80%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.79%	0.84%	0.87%	0.91%	0.90%
Ratio of Net Investment Income to Average Net Assets	4.34%	2.68%	2.41%	2.29%	2.07%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

132

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Institutional Class Shares
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$31.48	$23.93	$27.34	$26.81	$30.32

Income from Investment Operations (A)
Net Investment Income (Loss)	1.32	0.90	0.71	0.70	0.73
Net Gains (Losses) on Securities (Realized and Unrealized)	(7.34)	7.50	(3.35)	0.57	(3.53)

Total from Investment Operations	(6.02)	8.40	(2.64)	1.27	(2.80)

Less Distributions:
Net Investment Income	(1.39)	(0.85)	(0.77)	(0.74)	(0.71)

Total Distributions	(1.39)	(0.85)	(0.77)	(0.74)	(0.71)

Net Asset Value, End of Year	$24.08	$31.48	$23.93	$27.34	$26.81

Total Return	(19.51%)	35.24%	(9.75%)	4.83%	(9.45%)

Net Assets, End of Year (thousands)	$9,600,125	$13,258,001	$12,596,902	$17,161,936	$16,431,410
Ratio of Expenses to Average Net Assets (C)	0.45%	0.49%	0.52%	0.56%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.55%	0.59%	0.62%	0.66%	0.64%
Ratio of Net Investment Income to Average Net Assets	4.49%	2.92%	2.87%	2.54%	2.37%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

133

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Core Equity Portfolio					Emerging Markets Targeted Value Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Period Nov 14, 2018 ʊ to Oct 31, 2019
Net Asset Value, Beginning of Period	$25.16	$20.34	$20.59	$18.95	$22.38	$13.13	$9.71	$10.43	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.75	0.57	0.43	0.53	0.50	0.30	0.28	0.21	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(6.97)	4.76	(0.22)	1.64	(3.47)	(2.85)	3.39	(0.59)	0.20

Total from Investment Operations	(6.22)	5.33	0.21	2.17	(2.97)	(2.55)	3.67	(0.38)	0.44

Less Distributions:
Net Investment Income	(0.81)	(0.51)	(0.46)	(0.53)	(0.46)	(0.42)	(0.23)	(0.23)	(0.01)
Net Realized Gains	—	—	—	—	—	(0.87)	(0.02)	(0.11)	—

Total Distributions	(0.81)	(0.51)	(0.46)	(0.53)	(0.46)	(1.29)	(0.25)	(0.34)	(0.01)

Net Asset Value, End of Period	$18.13	$25.16	$20.34	$20.59	$18.95	$9.29	$13.13	$9.71	$10.43

Total Return	(25.06%)	26.19%	1.13%	11.61%	(13.48%)	(21.40%)	38.29%	(3.89%)	4.38	%(D)

Net Assets, End of Period (thousands)	$20,968,575	$29,155,369	$24,780,700	$28,622,610	$25,372,759	$189,926	$234,921	$170,163	$114,360
Ratio of Expenses to Average Net Assets	0.40%	0.42%	0.49%	0.52%	0.52%	0.66%	0.72%	0.84%	0.85	%(E)(F)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.40%	0.42%	0.50%	0.53%	0.52%	0.66%	0.72%	0.87%	0.95	%(E)(F)
Ratio of Net Investment Income to Average Net Assets	3.33%	2.26%	2.19%	2.62%	2.25%	2.72%	2.19%	2.26%	2.30	%(E)(F)
Portfolio Turnover Rate	14%	10%	15%	4%	4%	28%	29%	34%	12	%(D)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

134

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Ex China Core Equity Portfolio
	Period Nov 15, 2021 ʊ to Oct 31, 2022
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.28)

Total from Investment Operations	(2.00)

Less Distributions:
Net Investment Income	(0.24)

Total Distributions	(0.24)

Net Asset Value, End of Period	$7.76

Total Return	(20.16	%)(D)

Net Assets, End of Period (thousands)	$424,447
Ratio of Expenses to Average Net Assets	0.43	%(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.54	%(E)
Ratio of Net Investment Income to Average Net Assets	3.20	%(E)
Portfolio Turnover Rate	41	%(D)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

135

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twenty-four (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”) (each such series within DFAITC and DEM, a “Master Fund”, treated as partnerships for federal income tax purposes). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a “Fund of Funds”). The Fund of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an “Underlying Fund”). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of October 31, 2022, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

Feeder Funds	Master/Underlying Funds	Percentage Ownership at 10/31/22
Japanese Small Company Portfolio	The Japanese Small Company Series	11%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	19%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	2%
Continental Small Company Portfolio	The Continental Small Company Series	14%
Emerging Markets Portfolio	The Emerging Markets Series	99%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	99%
Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	99%

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/22
International Small Company Portfolio	The Continental Small Company Series	86%
	The Japanese Small Company Series	89%
	The United Kingdom Small Company Series	98%
	The Asia Pacific Small Company Series	81%
	The Canadian Small Company Series	97%
Global Small Company Portfolio	U.S. Small Cap Portfolio	—
	The Continental Small Company Series	—
	The Japanese Small Company Series	—
	The Asia Pacific Small Company Series	—

136

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/22
	The Canadian Small Company Series	—
	The Emerging Markets Small Cap Series	—
	The United Kingdom Small Company Series	—
DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	3%
	DFA International Real Estate Securities Portfolio	62%
World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	1%
	DFA International Small Cap Value Portfolio	—
	The DFA International Value Series	1%
World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%
	International Core Equity Portfolio	1%
	Emerging Markets Core Equity Portfolio	—
Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%
	International Core Equity Portfolio	—
	Emerging Markets Core Equity Portfolio	—

*	DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

137

Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

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Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

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4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2022, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio	0.14%
International Core Equity Portfolio	0.20%
Global Small Company Portfolio	0.37	%*
International Small Company Portfolio	0.27	%*
Japanese Small Company Portfolio	0.37	%*
Asia Pacific Small Company Portfolio	0.37	%*
United Kingdom Small Company Portfolio	0.37	%*
Continental Small Company Portfolio	0.37	%*
DFA International Real Estate Securities Portfolio	0.24%

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DFA Global Real Estate Securities Portfolio	0.20%
DFA International Small Cap Value Portfolio	0.41%*
International Vector Equity Portfolio	0.32%*
International High Relative Profitability Portfolio	0.25%
World ex U.S. Value Portfolio	0.34%*
World ex U.S. Core Equity Portfolio	0.25%
World ex U.S. Targeted Value Portfolio	0.42%*
World Core Equity Portfolio	0.22%
Selectively Hedged Global Equity Portfolio	0.24%
Emerging Markets Portfolio	0.29%
Emerging Markets Small Cap Portfolio	0.52%
Emerging Markets Value Portfolio	0.39%*
Emerging Markets Core Equity Portfolio	0.33%
Emerging Markets Targeted Value Portfolio	0.52%
Emerging Markets ex China Core Equity Portfolio	0.33%

*	Effective as of February 28, 2022, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2022	Management Fee Effective February 28, 2022
Global Small Company Portfolio	0.40%	0.35%
International Small Company Portfolio	0.30%	0.25%
Japanese Small Company Portfolio	0.40%	0.35%
Asia Pacific Small Company Portfolio	0.40%	0.35%
United Kingdom Small Company Portfolio	0.40%	0.35%
Continental Small Company Portfolio	0.40%	0.35%
DFA International Small Cap Value Portfolio	0.45%	0.39%
International Vector Equity Portfolio	0.35%	0.30%
World ex U.S. Value Portfolio	0.37%	0.32%
World ex U.S. Targeted Value Portfolio	0.45%	0.40%
Emerging Markets Value Portfolio	0.41%	0.38%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2023, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the year ended October 31, 2022, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2022, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the

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Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio, World Core Equity Portfolio, World ex U.S. Targeted Value Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ ExpensesAssumed Subject to Future Recovery
Large Cap International Portfolio (1)	0.24%	—	—	—	—
International Core Equity Portfolio (1)	0.30%	—	—	—	—
Global Small Company Portfolio (2)	0.42%	—	$2	$205	$581
International Small Company Portfolio (3)	0.45%	—	—	—	—
Japanese Small Company Portfolio (4)	0.42%	0.35%	—	321	—
Asia Pacific Small Company Portfolio (4)	0.42%	0.35%	—	324	—
United Kingdom Small Company Portfolio (4)	0.42%	0.35%	27	36	23
Continental Small Company Portfolio (4)	0.42%	0.35%	—	770	—
DFA International Real Estate Securities Portfolio (1)	0.29%	—	—	—	—
DFA Global Real Estate Securities Portfolio (5)	0.24%	—	68	8,559	25,717
International Vector Equity Portfolio (1)	0.60%	—	—	—	—
International High Relative Profitability Portfolio (2)	0.35%	—	—	—	—
World ex U.S. Value Portfolio (6)	0.60%	0.32%	—	447	—
World ex U.S. Core Equity Portfolio (7)	0.39%	—	—	—	—
World ex U.S. Targeted Value Portfolio (8)	0.80%	0.40%	—	—	—
World Core Equity Portfolio (9)	0.27%	0.22%	34	1,860	594
Selectively Hedged Global Equity Portfolio (10)	0.40%	0.24%	—	608	—
Emerging Markets Portfolio (11)	0.49%	0.29%	—	5,136	—
Emerging Markets Small Cap Portfolio (12)	—	0.52%	—	8,926	—
Emerging Markets Value Portfolio (12)	—	0.38%	—	11,796	—
Emerging Markets Core Equity Portfolio (1)	0.54%	—	—	—	—

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Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Emerging Markets Targeted Value Portfolio (2)	0.85%	—	—	—	—
Emerging Markets ex China Core Equity Portfolio (2)	0.43%	—	—	$384	$384
Class R2 Shares
Emerging Markets Value Portfolio (13)	0.96%	0.38%	—	14	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Large Cap International Portfolio became effective on January 1, 2017.

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the Global Small Company Portfolio was 0.47% of the average net assets of such class of the Portfolio on an annualized basis.

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.35% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.40%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.47%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of each class of such Portfolios on an annualized basis (the “Expense Limitation Amount”).

(5)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”).

(6)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.32% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.37%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.43%. Prior to February 28, 2020, the Total Management Fee Limit was 0.47%. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.

(7)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

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(8)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.40% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.45%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.53%. Prior to February 28, 2020, the Total Management Fee Limit was 0.58%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(9)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.22% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio’s proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund) (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.27%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). From February 28, 2019 to February 27, 2021, the Expense Limitation Amount was 0.32% of the average net assets of such class of the Portfolio on an annualized basis. From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis.

(10)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.24% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.28%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(11)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.29% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.37%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.42%. Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(12)

Effective February 28, 2021 (February 28, 2022, with respect to the Emerging Markets Value Portfolio), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the“Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit for the Emerging Markets Value Portfolio was 0.41%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.60% and 0.45%, respectively. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.65% and 0.50%, respectively.

(13)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.38% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.41%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit for the Emerging Markets Value Portfolio was 0.45%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the “Annualized Expense Ratio”).

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Earned Income Credit:

Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the year ended October 31, 2022, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
Large Cap International Portfolio	$197
International Core Equity Portfolio	624
Global Small Company Portfolio	1
DFA International Real Estate Securities Portfolio	211
DFA Global Real Estate Securities Portfolio	30
DFA International Small Cap Value Portfolio	101
International Vector Equity Portfolio	107
International High Relative Profitability Portfolio	19
World ex U.S. Core Equity Portfolio	34
World ex U.S. Targeted Value Portfolio	21
Selectively Hedged Global Equity Portfolio	2
Emerging Markets Core Equity Portfolio	150
Emerging Markets Targeted Value Portfolio	10
Emerging Markets ex China Core Equity Portfolio	13
Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2022, the total related amount paid by the Fund to the CCO was $166 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Large Cap International Portfolio	$25
International Core Equity Portfolio	3
Global Small Company Portfolio	—
International Small Company Portfolio	96
Japanese Small Company Portfolio	7
Asia Pacific Small Company Portfolio	3
United Kingdom Small Company Portfolio	1
Continental Small Company Portfolio	—
DFA International Real Estate Securities Portfolio	11
DFA Global Real Estate Securities Portfolio	—
DFA International Small Cap Value Portfolio	165
International Vector Equity Portfolio	1
International High Relative Profitability Portfolio	—
World ex U.S. Value Portfolio	—
World ex U.S. Core Equity Portfolio	—

145

World ex U.S. Targeted Value Portfolio	—
World Core Equity Portfolio	—
Selectively Hedged Global Equity Portfolio	$1
Emerging Markets Portfolio	51
Emerging Markets Small Cap Portfolio	47
Emerging Markets Value Portfolio	256
Emerging Markets Core Equity Portfolio	69
Emerging Markets Targeted Value Portfolio	—
Emerging Markets ex China Core Equity Portfolio	—

E. Purchases and Sales of Securities:

For the year ended October 31, 2022, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
Large Cap International Portfolio	$720,929	$479,717
International Core Equity Portfolio	$3,808,915	$3,327,491
DFA International Real Estate Securities Portfolio	$781,335	$332,146
DFA Global Real Estate Securities Portfolio	$318,157	$81,730
DFA International Small Cap Value Portfolio	$2,629,179	$2,817,617
International Vector Equity Portfolio	$679,802	$563,709
International High Relative Profitability Portfolio	$447,300	$430,303
World ex U.S. Core Equity Portfolio	$513,809	$442,555
World ex U.S. Targeted Value Portfolio	$240,725	$247,687
Emerging Markets Core Equity Portfolio	$3,736,935	$3,764,509
Emerging Markets Targeted Value Portfolio	$71,838	$58,488
Emerging Markets ex China Core Equity Portfolio	$663,524	$143,971

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
Large Cap International Portfolio
The DFA Short Term Investment Fund	$301,125	$1,691,303	$1,746,181	$(41)	$(125)	$246,081	21,285	$3,098	—

Total	$301,125	$1,691,303	$1,746,181	$(41)	$(125)	$246,081	21,285	$3,098	—

146

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
International Core Equity Portfolio
The DFA Short Term Investment Fund	$1,595,008	$6,875,549	$6,992,839	$(333)	$(769)	$1,476,616	127,724	$18,823	—

Total	$1,595,008	$6,875,549	$6,992,839	$(333)	$(769)	$1,476,616	127,724	$18,823	—

Global Small Company Portfolio
U.S. Small Cap Portfolio	$58,397	$13,064	$10,616	$(1,419)	$(7,951)	$51,475	1,254	$562	$3,071

Total	$58,397	$13,064	$10,616	$(1,419)	$(7,951)	$51,475	1,254	$562	$3,071

DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$310,546	$2,745,456	$2,795,815	$(101)	$(106)	$259,980	22,488	$2,027	—

Total	$310,546	$2,745,456	$2,795,815	$(101)	$(106)	$259,980	22,488	$2,027	—

DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$3,666,704	$656,341	$244,904	$(83,062)	$(1,239,429)	$2,755,650	815,281	$275,009	—
DFA Real Estate Securities Portfolio	839,611	—	447,129	279,500	(390,765)	281,217	7,325	11,833	$8,517
The DFA Short Term Investment Fund	217,045	1,892,149	1,914,823	30	(77)	194,324	16,809	1,369	—

Total	$4,723,360	$2,548,490	$2,606,856	$196,468	$(1,630,271)	$3,231,191	839,415	$288,211	$8,517

DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$383,591	$1,696,732	$1,800,930	$9	$(167)	$279,235	24,153	$3,525	—

Total	$383,591	$1,696,732	$1,800,930	$9	$(167)	$279,235	24,153	$3,525	—

International Vector Equity Portfolio
The DFA Short Term Investment Fund	$142,988	$740,175	$723,638	$(9)	$(86)	$159,430	13,790	$2,074	—

Total	$142,988	$740,175	$723,638	$(9)	$(86)	$159,430	13,790	$2,074	—

International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$96,296	$918,542	$900,952	$(25)	$(47)	$113,814	9,845	—	—

Total	$96,296	$918,542	$900,952	$(25)	$(47)	$113,814	9,845	—	—

147

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$27,414	$3,615	$9,388	$636	$(6,125)	$16,152	961	$807	$195

Total	$27,414	$3,615	$9,388	$636	$(6,125)	$16,152	961	$807	$195

World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$144,554	$762,962	$740,100	$(24)	$(95)	$167,297	14,471	$1,725	—

Total	$144,554	$762,962	$740,100	$(24)	$(95)	$167,297	14,471	$1,725	—

World ex U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$5,135	$22,241	$25,775	$(1)	$(1)	$1,599	138	$24	—

Total	$5,135	$22,241	$25,775	$(1)	$(1)	$1,599	138	$24	—

World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$643,173	$146,269	$102,980	$(4,405)	$(96,139)	$585,918	19,085	$8,369	$16,695
International Core Equity Portfolio	315,518	70,511	42,238	(2,732)	(80,484)	260,575	21,324	10,826	—
Emerging Markets Core Equity Portfolio	131,060	31,993	21,709	(1,691)	(36,494)	103,159	5,690	4,461	—

Total	$1,089,751	$248,773	$166,927	$(8,828)	$(213,117)	$949,652	46,099	$23,656	$16,695

Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$187,179	$23,710	$28,907	$2,167	$(30,677)	$153,472	5,479	$2,142	$6,687
International Core Equity Portfolio	93,920	16,638	17,950	878	(23,663)	69,823	5,714	2,974	—
Emerging Markets Core Equity Portfolio	62,856	13,584	15,418	255	(17,080)	44,197	2,438	1,951	—

Total	$343,955	$53,932	$62,275	$3,300	$(71,420)	$267,492	13,631	$7,067	$6,687

Emerging Markets Core Equity Portfolio
The DFA Short Term Investment Fund	$524,680	$2,343,571	$2,443,554	$(37)	$(254)	$424,406	36,710	$4,599	—

Total	$524,680	$2,343,571	$2,443,554	$(37)	$(254)	$424,406	36,710	$4,599	—

148

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$3,070	$17,630	$19,032	$(1)	$(1)	$1,666	144	—	—

Total	$3,070	$17,630	$19,032	$(1)	$(1)	$1,666	144	—	—

Emerging Markets ex China Core Equity Portfolio
DFA Short Term Investment Fund	—	$30,936	$24,295	—	$(3)	$6,638	574	$31	—

Total	—	$30,936	$24,295	—	$(3)	$6,638	574	$31	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Large Cap International Portfolio
2021	$144,492	—	—	$144,492
2022	180,306	—	—	180,306
International Core Equity Portfolio
2021	761,635	—	—	761,635
2022	1,137,901	—	—	1,137,901
Global Small Company Portfolio
2021	727	—	—	727
2022	1,603	$1,952	—	3,555

149

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
International Small Company Portfolio
2021	$220,133	—	—	$220,133
2022	483,283	$367,884	—	851,167
Japanese Small Company Portfolio
2021	10,581	—	—	10,581
2022	9,064	9,423	—	18,487
Asia Pacific Small Company Portfolio
2021	12,808	—	—	12,808
2022	15,273	26,996	—	42,269
United Kingdom Small Company Portfolio
2021	588	—	—	588
2022	1,165	742	—	1,907
Continental Small Company Portfolio
2021	13,462	—	—	13,462
2022	24,283	13,197	—	37,480
DFA International Real Estate Securities Portfolio
2021	—	—	—	—
2022	447,007	—	—	447,007
DFA Global Real Estate Securities Portfolio
2021	153,865	33,088	—	186,953
2022	384,272	96,161	—	480,433
DFA International Small Cap Value Portfolio
2021	258,254	—	—	258,254
2022	477,746	38,826	—	516,572
International Vector Equity Portfolio
2021	74,200	—	—	74,200
2022	118,326	68,984	—	187,310
International High Relative Profitability Portfolio
2021	43,180	—	—	43,180
2022	68,053	10,953	—	79,006
World ex U.S. Value Portfolio
2021	8,755	—	—	8,755
2022	10,666	—	—	10,666
World ex U.S. Core Equity Portfolio
2021	98,429	—	—	98,429
2022	119,143	—	—	119,143
World ex U.S. Targeted Value Portfolio
2021	13,860	—	—	13,860
2022	20,430	36,246	—	56,676
World Core Equity Portfolio
2021	16,210	—	—	16,210
2022	22,839	8,329	—	31,168
Selectively Hedged Global Equity Portfolio
2021	3,648	3,286	—	6,934

150

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
2022	$7,741	$13,787	—	$21,528
Emerging Markets Portfolio
2021	122,695	—	—	122,695
2022	157,133	215,646	—	372,779
Emerging Markets Small Cap Portfolio
2021	128,503	—	—	128,503
2022	235,523	93,647	—	329,170
Emerging Markets Value Portfolio
2021	382,292	—	—	382,292
2022	558,916	—	—	558,916
Emerging Markets Core Equity Portfolio
2021	590,306	—	—	590,306
2022	942,726	—	—	942,726
Emerging Markets Targeted Value Portfolio
2021	4,500	—	—	4,500
2022	11,192	10,941	—	22,133
Emerging Markets ex China Core Equity Portfolio
2022	10,224	—	—	10,224

The Emerging Markets ex China Core Equity Portfolio commenced operations on November 15, 2021, and did not pay any distributions for the year ended October 31, 2021.

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Large Cap International Portfolio	$(5,894)	—	$(5,894)
International Core Equity Portfolio	(36,300)	—	(36,300)
Global Small Company Portfolio	(91)	—	(91)
International Small Company Portfolio	(27,229)	$(4,799)	(32,028)
Japanese Small Company Portfolio	(403)	(338)	(741)
Asia Pacific Small Company Portfolio	(625)	—	(625)
United Kingdom Small Company Portfolio	—	—	—
Continental Small Company Portfolio	(133)	—	(133)
DFA International Real Estate Securities Portfolio	—	—	—
DFA Global Real Estate Securities Portfolio	(29,561)	—	(29,561)
DFA International Small Cap Value Portfolio	(15,129)	—	(15,129)
International Vector Equity Portfolio	(5,066)	—	(5,066)
International High Relative Profitability Portfolio	(3,243)	—	(3,243)
World ex U.S. Value Portfolio	(395)	—	(395)
World ex U.S. Core Equity Portfolio	(4,426)	—	(4,426)
World ex U.S. Targeted Value Portfolio	(1,545)	—	(1,545)

151

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
World Core Equity Portfolio	$(111)	$(1,455)	$(1,566)
Selectively Hedged Global Equity Portfolio	(1,825)	(576)	(2,401)
Emerging Markets Portfolio	(17,451)	(4,966)	(22,417)
Emerging Markets Small Cap Portfolio	(9,776)	(4,687)	(14,463)
Emerging Markets Value Portfolio	(29,129)	—	(29,129)
Emerging Markets Core Equity Portfolio	(72,610)	—	(72,610)
Emerging Markets Targeted Value Portfolio	(491)	(863)	(1,354)
Emerging Markets ex China Core Equity Portfolio	(1,148)	—	(1,148)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Large Cap International Portfolio	$11,634	—	$(472,554)	$643,490	$182,570
International Core Equity Portfolio	17,601	—	(913,989)	74,387	(822,001)
Global Small Company Portfolio	753	$38	—	2,050	2,841
International Small Company Portfolio	68,133	121,673	—	(928,518)	(738,712)
Japanese Small Company Portfolio	3,187	11,988	—	(32,606)	(17,431)
Asia Pacific Small Company Portfolio	6,344	15,727	—	(75,313)	(53,242)
United Kingdom Small Company Portfolio	—	—	(2,765)	(4,185)	(6,950)
Continental Small Company Portfolio	2,643	—	(25,916)	(27,990)	(51,263)
DFA International Real Estate Securities Portfolio	—	—	(657,909)	(1,342,213)	(2,000,122)
DFA Global Real Estate Securities Portfolio	41,604	312,816	—	(606,343)	(251,923)
DFA International Small Cap Value Portfolio	68,218	—	(57,347)	(677,076)	(666,205)
International Vector Equity Portfolio	8,361	—	(12,557)	34,959	30,763
International High Relative Profitability Portfolio	457	—	(55,801)	(45,485)	(100,829)
World ex U.S. Value Portfolio	1,370	—	(9,831)	(1,980)	(10,441)
World ex U.S. Core Equity Portfolio	10,324	—	(29,962)	(108,673)	(128,311)
World ex U.S. Targeted Value Portfolio	1,200	—	(12,457)	(87,169)	(98,426)
World Core Equity Portfolio	—	13,462	—	164,859	178,321
Selectively Hedged Global Equity Portfolio	14,094	8,996	—	77,009	100,099
Emerging Markets Portfolio	21,663	10,992	—	807,386	840,041
Emerging Markets Small Cap Portfolio	6,751	76,813	—	(252,803)	(169,239)
Emerging Markets Value Portfolio	79,331	—	(1,360,368)	(570,999)	(1,852,036)
Emerging Markets Core Equity Portfolio	96,334	—	(2,133,382)	678,979	(1,358,069)

152

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Emerging Markets Targeted Value Portfolio	$4,020	$3,675	—	$(16,252)	$(8,557)
Emerging Markets ex China Core Equity Portfolio	105	—	$(9,242)	(87,455)	(96,592)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Large Cap International Portfolio	$472,554	$472,554
International Core Equity Portfolio	913,989	913,989
United Kingdom Small Company Portfolio	2,765	2,765
Continental Small Company Portfolio	25,916	25,916
DFA International Real Estate Securities Portfolio	657,909	657,909
DFA International Small Cap Value Portfolio	57,347	57,347
International Vector Equity Portfolio	12,557	12,557
International High Relative Profitability Portfolio	55,801	55,801
World ex U.S. Value Portfolio	9,831	9,831
World ex U.S. Core Equity Portfolio	29,962	29,962
World ex U.S. Targeted Value Portfolio	12,457	12,457
Emerging Markets Value Portfolio	1,360,368	1,360,368
Emerging Markets Core Equity Portfolio	2,133,382	2,133,382
Emerging Markets ex China Core Equity Portfolio	9,242	9,242

During the year ended October 31, 2022, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

International Core Equity Portfolio	$351,020
World ex U.S. Value Portfolio	49
World ex U.S. Core Equity Portfolio	70,379
Emerging Markets Value Portfolio	349,233
Emerging Markets Core Equity Portfolio	14,600

As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap International Portfolio	$4,338,136	$1,135,170	$(490,572)	$644,598
International Core Equity Portfolio	27,220,758	4,822,759	(4,737,359)	85,400
Global Small Company Portfolio	80,761	2,109	—	2,109
International Small Company Portfolio	10,236,196	—	(925,265)	(925,265)

153

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Japanese Small Company Portfolio	$300,127	—	$(32,510)	$(32,510)
Asia Pacific Small Company Portfolio	305,564	—	(75,306)	(75,306)
United Kingdom Small Company Portfolio	22,595	—	(4,189)	(4,189)
Continental Small Company Portfolio	755,766	—	(139,286)	(139,286)
DFA International Real Estate Securities Portfolio	6,011,628	$355,222	(1,695,813)	(1,340,591)
DFA Global Real Estate Securities Portfolio	8,625,872	1,133,036	(1,739,379)	(606,343)
DFA International Small Cap Value Portfolio	10,432,581	1,379,301	(2,054,544)	(675,243)
International Vector Equity Portfolio	2,972,309	483,094	(447,448)	35,646
International High Relative Profitability Portfolio	1,759,210	172,160	(217,353)	(45,193)
World ex U.S. Value Portfolio	195,640	—	(1,591)	(1,591)
World ex U.S. Core Equity Portfolio	3,358,143	564,526	(669,923)	(105,397)
World ex U.S. Targeted Value Portfolio	654,172	51,891	(138,264)	(86,373)
World Core Equity Portfolio	784,795	168,740	(3,882)	164,858
Selectively Hedged Global Equity Portfolio	190,492	76,936	—	76,936
Emerging Markets Portfolio	3,130,085	807,386	—	807,386
Emerging Markets Small Cap Portfolio	3,731,854	—	(223,049)	(223,049)
Emerging Markets Value Portfolio	10,126,974	—	(508,262)	(508,262)
Emerging Markets Core Equity Portfolio	20,488,138	5,647,945	(4,816,494)	831,451
Emerging Markets Targeted Value Portfolio	208,109	27,800	(42,817)	(15,017)
Emerging Markets ex China Core Equity Portfolio	518,068	16,875	(104,329)	(87,454)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Year Ended October 31, 2022		Year Ended October 31, 2021
	Amount	Shares	Amount	Shares
Emerging Markets Value Portfolio
Class R2 Shares
Shares Issued	$3,651	126	$1,397	45
Shares Issued in Lieu of Cash Distributions	643	24	349	12
Shares Redeemed	(1,372)	(47)	(4,468)	(148)

Net Increase (Decrease) — Class R2 Shares	$2,922	103	$(2,722)	(91)

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	Year Ended October 31, 2022		Year Ended October 31, 2021
	Amount	Shares	Amount	Shares
Institutional Class Shares
Shares Issued	$1,869,015	64,765	$1,801,928	58,072
Shares Issued in Lieu of Cash Distributions	535,904	19,754	368,063	12,127
Shares Redeemed	(3,126,872)	(106,882)	(5,470,382)	(175,490)

Net Increase (Decrease) — Institutional Class Shares	$(721,953)	(22,363)	$(3,300,391)	(105,291)

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Portfolios that have significant exposure to certain countries, such as the United Kingdom Small Company Portfolio’s Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

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3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2022 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Large Cap International Portfolio	$—	$63,262
International Core Equity Portfolio	—	276,847
International Small Company Portfolio	—	98,398
DFA International Real Estate Securities Portfolio	—	49,453
DFA Global Real Estate Securities Portfolio	—	2,481
DFA International Small Cap Value Portfolio	—	164,150
International Vector Equity Portfolio	—	26,927
International High Relative Profitability Portfolio	—	5,525
World ex U.S. Core Equity Portfolio	—	31,765
World ex U.S. Targeted Value Portfolio	—	1,825
Selectively Hedged Global Equity Portfolio	83,655	3,601
Emerging Markets Core Equity Portfolio	—	223,852
Emerging Markets Targeted Value Portfolio	—	1,496
Emerging Markets ex China Core Equity Portfolio	—	1,233

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2022	Forward Currency Contracts (1)	Equity Contracts *,(2)
Large Cap International Portfolio	$1,432	—	$1,432

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	Asset Derivatives Value
	Total Value at October 31, 2022	Forward Currency Contracts (1)	Equity Contracts *,(2)
International Core Equity Portfolio	$5,896	—	$5,896
International Small Company Portfolio	2,412	—	2,412
DFA International Real Estate Securities Portfolio	1,581	—	1,581
DFA Global Real Estate Securities Portfolio	1,144	—	1,144
DFA International Small Cap Value Portfolio	3,422	—	3,422
International Vector Equity Portfolio	439	—	439
World ex U.S. Core Equity Portfolio	867	—	867
Selectively Hedged Global Equity Portfolio	483	$483	—
Emerging Markets Core Equity Portfolio	5,731	—	5,731

	Liability Derivatives Value
	Total Value at October 31, 2022	Forward Currency Contracts (3)	Equity Contracts *,(4)
Selectively Hedged Global Equity Portfolio	$(511)	$(379)	$(132)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Large Cap International Portfolio	$(12,682)	—	$(12,682)
International Core Equity Portfolio	(44,185)	—	(44,185)
Global Small Company Portfolio	34	—	34 *
International Small Company Portfolio	(19,889)	—	(19,889)
DFA International Real Estate Securities Portfolio	(4,273)	—	(4,273)
DFA Global Real Estate Securities Portfolio	174	—	174
DFA International Small Cap Value Portfolio	(36,186)	—	(36,186)
International Vector Equity Portfolio	(3,680)	—	(3,680)
International High Relative Profitability Portfolio	291	—	291 *
World ex U.S. Value Portfolio	(44)	—	(44)*
World ex U.S. Core Equity Portfolio	(3,864)	—	(3,864)
World ex U.S. Targeted Value Portfolio	174	—	174 *

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	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
World Core Equity Portfolio	$(6)	—	$(6)*
Selectively Hedged Global Equity Portfolio	11,181	$11,432	(251)
Emerging Markets Core Equity Portfolio	(37,872)	—	(37,872)
Emerging Markets Targeted Value Portfolio	(135)	—	(135)
Emerging Markets ex China Core Equity Portfolio	(495)	—	(495)*

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Large Cap International Portfolio	$(202)	—	$(202)
International Core Equity Portfolio	(3,107)	—	(3,107)
International Small Company Portfolio	271	—	271
DFA International Real Estate Securities Portfolio	171	—	171
DFA Global Real Estate Securities Portfolio	1,144	—	1,144
DFA International Small Cap Value Portfolio	(1,079)	—	(1,079)
International Vector Equity Portfolio	(387)	—	(387)
World ex U.S. Core Equity Portfolio	(167)	—	(167)
World ex U.S. Targeted Value Portfolio	(46)	—	(46)
Selectively Hedged Global Equity Portfolio	(477)	$(243)	(234)
Emerging Markets Core Equity Portfolio	(2,325)	—	(2,325)
Emerging Markets Targeted Value Portfolio	(54)	—	(54)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of October 31, 2022, there were no futures contracts outstanding. During the year ended October 31, 2022, the Portfolio had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

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For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2022 (amounts in thousands):

		Net	Gross Amounts Not					Net	Gross Amounts Not
		Amounts	Offset in the					Amounts	Offset in the
		of	Statements of Assets					of	Statements of Assets
		Assets	and Liabilities					Liabilities	and Liabilities
		Presented						Presented
	Gross	in the					Gross	in the
	Amounts of	Statements					Amounts of	Statements
	Recognized	of Assets	Financial	Non-Cash	Cash	Net	Recognized	of Assets	Financial	Non-Cash	Cash	Net
	Assets	and	Instruments	Collateral	Collateral	Amount	Liabilities	and	Instruments	Collateral	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	Received	(c)	(a)	Liabilities	(d)	Pledged	Pledged	(e)
	Assets						Liabilities
Selectively Hedged Global Equity Portfolio
Societe Generale	$9	$9	—	—	—	$9	—	—	—	—	—	—
Citibank, N.A	12	12	$(12)	—	—	—	$111	$111	$(12)	—	—	$99
UBS AG	341	341	—	—	—	341	—	—	—	—	—	—
State Street Bank and Trust	118	118	(118)	—	—	—	203	203	(118)	—	—	85
HSBC Bank	—		—	—	—	—	8	8	—	—	—	8
Bank of America Corp	3	3	(3)	—	—	—	10	10	(3)	—	—	7
Morgan Stanley and Co. International	—	—	—	—	—	—	47	47	—	—	—	47

Total	$483	$483	$(133)	—	—	$350	$379	$379	$(133)	—	—	$246

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2023.

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For the year ended October 31, 2022, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2022
Large Cap International Portfolio	3.83%	$5,269	4	$2	$6,982	—
International Core Equity Portfolio	3.83%	3,969	2	1	5,274	—
Global Small Company Portfolio	1.82%	223	46	—	1,760	—
International Small Company Portfolio	1.08%	23,176	4	3	27,039	—
DFA International Real Estate Securities Portfolio	2.15%	6,674	15	5	18,809	—
DFA Global Real Estate Securities Portfolio	1.92%	4,360	25	5	16,645	—
DFA International Small Cap Value Portfolio	2.48%	1,824	5	1	3,221	—
International Vector Equity Portfolio	3.27%	1,964	4	1	7,845	—
International High Relative Profitability Portfolio	2.56%	4,156	61	16	27,171	—
World ex U.S. Value Portfolio	1.80%	200	30	—	1,071	—
World ex U.S. Core Equity Portfolio	1.83%	1,261	14	1	2,927	—
World ex U.S. Targeted Value Portfolio	2.24%	2,983	77	16	10,833	—
World Core Equity Portfolio	1.40%	897	120	4	8,460	—
Selectively Hedged Global Equity Portfolio	2.72%	749	14	—	2,051	—
Emerging Markets Core Equity Portfolio	2.27%	2,127	12	2	6,636	—
Emerging Markets Targeted Value Portfolio	1.97%	1,155	25	2	2,439	$916
Emerging Markets ex China Core Equity Portfolio	2.21%	9,510	34	16	31,278	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made

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through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2022, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2022
DFA International Real Estate Securities Portfolio	Borrower	3.44%	$48,486	1	$5	$48,486	—
Emerging Markets Core Equity Portfolio	Borrower	3.44%	20,000	3	6	20,000	—
Emerging Markets ex China Core Equity Portfolio	Borrower	1.94%	43,054	4	9	43,178	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022 that the Portfolio utilized the interfund lending program.

J. Affiliated Trades:

Cross trades for the year ended October 31, 2022, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the year ended October 31, 2022, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$65,316	$49,754	$(17,757)
International Core Equity Portfolio	231,336	138,743	(6,854)
DFA Global Real Estate Securities Portfolio	29,992	287	(481)
DFA International Small Cap Value Portfolio	182,554	406,702	(130,631)
International Vector Equity Portfolio	50,537	95,090	6,759
International High Relative Profitability Portfolio	76,151	66,961	(7,786)
World ex U.S. Core Equity Portfolio	15,251	17,741	1,232
World ex U.S. Targeted Value Portfolio	19,278	34,098	(4,174)

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Portfolio	Purchases	Sales	Realized Gain (Loss)
Emerging Markets Core Equity Portfolio	$15,882	$7,870	$(1,254)
Emerging Markets Targeted Value Portfolio	180	219	34
Emerging Markets ex China Core Equity Portfolio	1,169	62	8

K. Securities Lending:

As of October 31, 2022, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
Large Cap International Portfolio	$40,583
International Core Equity Portfolio	284,799
DFA International Real Estate Securities Portfolio	23,713
DFA International Small Cap Value Portfolio	101,708
International Vector Equity Portfolio	43,708
International High Relative Profitability Portfolio	10,421
World ex U.S. Core Equity Portfolio	51,359
World ex U.S. Targeted Value Portfolio	3,786
Emerging Markets Core Equity Portfolio	696,482
Emerging Markets Targeted Value Portfolio	2,339
Emerging Markets ex China Core Equity Portfolio	280

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Large Cap International Portfolio Common Stocks	$249,563	—	—	—	$249,563
International Core Equity Portfolio Common Stocks, Rights/Warrants	1,565,282	—	—	—	1,565,282
DFA International Real Estate Securities Portfolio Common Stocks	299,241	—	—	—	299,241
DFA Global Real Estate Securities Portfolio Common Stocks	207,964	—	—	—	207,964
DFA International Small Cap Value Portfolio Common Stocks	294,176	—	—	—	294,176
International Vector Equity Portfolio Common Stocks, Rights/Warrants	165,207	—	—	—	165,207
International High Relative Profitability Portfolio Common Stocks	128,519	—	—	—	128,519
World ex U.S. Core Equity Portfolio Common Stocks	175,641	—	—	—	175,641
World ex U.S. Targeted Value Portfolio Common Stocks, Preferred Stocks, Rights/Warrants	1,876	—	—	—	1,876
Emerging Markets Core Equity Portfolio Common Stocks	436,254	—	—	—	436,254
Emerging Markets Targeted Value Portfolio Common Stocks	1,691	—	—	—	1,691
Emerging Markets ex China Core Equity Portfolio Common Stocks	6,829	—	—	—	6,829

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L. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in Emerging Markets Value Portfolio Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminates the asset segregation framework previously used by the Portfolios to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Portfolios began complying with the Valuation Rule on August 1, 2022.

O. Other:

As of October 31, 2022, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap International Portfolio-Institutional Class	4	74%
International Core Equity Portfolio-Institutional Class	4	71%
Global Small Company Portfolio-Institutional Class	4	95%
International Small Company Portfolio-Institutional Class	4	79%

164

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Japanese Small Company Portfolio-Institutional Class	3	87%
Asia Pacific Small Company Portfolio-Institutional Class	2	91%
United Kingdom Small Company Portfolio-Institutional Class	4	94%
Continental Small Company Portfolio-Institutional Class	2	91%
DFA International Real Estate Securities Portfolio-Institutional Class	4	93%
DFA Global Real Estate Securities Portfolio-Institutional Class	3	69%
DFA International Small Cap Value Portfolio-Institutional Class	4	75%
International Vector Equity Portfolio-Institutional Class	3	83%
International High Relative Profitability Portfolio-Institutional Class	3	87%
World ex U.S. Value Portfolio-Institutional Class	5	76%
World ex U.S. Core Equity Portfolio-Institutional Class	3	74%
World ex U.S. Targeted Value Portfolio-Institutional Class	3	98%
World Core Equity Portfolio-Institutional Class	6	86%
Selectively Hedged Global Equity Portfolio-Institutional Class	3	85%
Emerging Markets Portfolio-Institutional Class	3	67%
Emerging Markets Small Cap Portfolio-Institutional Class	3	62%
Emerging Markets Value Portfolio-Class R2	1	41%
Emerging Markets Value Portfolio-Institutional Class	2	97%
Emerging Markets Core Equity Portfolio-Institutional Class	3	64%
Emerging Markets Targeted Value Portfolio-Institutional Class	3	93%
Emerging Markets ex China Core Equity Portfolio-Institutional Class	4	98%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

P. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

165

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the twenty-four portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings or schedules of investments, of each of the portfolios indicated in the table below (twenty-four of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2022, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Statement of operations	Statement of changes in net assets	Financial highlights

Large Cap International Portfolio (1)

International Core Equity Portfolio (1)

Global Small Company Portfolio (2)

International Small Company Portfolio (2)

Japanese Small Company Portfolio (2)

Asia Pacific Small Company Portfolio (2)

United Kingdom Small Company Portfolio (2)

Continental Small Company Portfolio (2)

DFA International Real Estate Securities Portfolio (1)

DFA Global Real Estate Securities Portfolio (1)

DFA International Small Cap Value Portfolio (1)

International Vector Equity Portfolio (1)

International High Relative Profitability Portfolio (1)

World ex U.S. Value Portfolio (2)

World ex U.S. Core Equity Portfolio (1)

World ex U.S. Targeted Value Portfolio (1)

World Core Equity Portfolio (2)

Selectively Hedged Global Equity Portfolio (2)

Emerging Markets Portfolio (2)

Emerging Markets Small Cap Portfolio (2)

Emerging Markets Value Portfolio (2)

Emerging Markets Core Equity Portfolio (1)

Emerging Markets Targeted Value Portfolio (1)

	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For each of the periods indicated therein

Emerging Markets ex China Core Equity Portfolio (1)	For the period November 15, 2021 (commencement of operations) through October 31, 2022

(1)	Summary schedule of portfolio holdings
(2)	Schedule of investments

166

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodians, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

167

DIMENSIONAL INVESTMENT GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA International Value Portfolio — Class R2 vs.

MSCI World ex USA Index (net dividends),

MSCI World ex USA Value Index (net dividends)

October 31, 2012-October 31, 2022

DFA International Value Portfolio — Institutional Class vs.

MSCI World ex USA Index (net dividends),

MSCI World ex USA Value Index (net dividends)

October 31, 2012-October 31, 2022

168

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2022

Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI World ex USA Index	-22.04%
MSCI World ex USA Mid Cap Index	-27.57%
MSCI World ex USA Small Cap Index	-29.13%
MSCI World ex USA Value Index	-15.27%
MSCI World ex USA Growth Index	-28.78%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against all non-U.S. developed markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-1.81%	-24.67%
United Kingdom	4.27%	-12.42%
Canada	-5.29%	-13.94%
France	-6.77%	-20.38%
Switzerland	-11.30%	-19.01%
Australia	-0.54%	-15.30%
Germany	-21.22%	-32.72%
Netherlands	-28.51%	-38.71%
Sweden	-16.17%	-34.85%
Denmark	-7.88%	-21.38%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

Emerging markets had negative performance for the period and underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

169

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI Emerging Markets Index	-31.03%
MSCI Emerging Markets Mid Cap Index	-24.80%
MSCI Emerging Markets Small Cap Index	-23.42%
MSCI Emerging Markets Value Index	-25.21%
MSCI Emerging Markets Growth Index	-36.11%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against most emerging markets currencies and depreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	-46.31%	-47.90%
India	2.93%	-6.89%
Taiwan	-24.11%	-34.50%
Korea	-19.88%	-34.28%
Brazil	15.95%	24.57%
Saudi Arabia	2.18%	2.00%
South Africa	0.77%	-16.66%
Mexico	1.99%	5.56%
Indonesia	16.58%	5.89%
Thailand	4.97%	-8.48%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2022, these differences generally detracted from non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

DFA International Value Portfolio

The DFA International Value Portfolio invests in developed ex U.S. large company value stocks by purchasing shares of the DFA International Value Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2022, the Master Fund held approximately 550 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

170

For the 12 months ended October 31, 2022, total returns were -13.98% for the Portfolio’s Class R2 shares, -13.90% for the Portfolio’s Institutional Class shares, -15.27% for the MSCI World ex USA Value Index, and -22.04% for the MSCI World ex USA Index (net dividends). As of February 28, 2022, the Portfolio changed its benchmark from the MSCI World ex USA Index (net dividends) to the MSCI World ex USA Value Index (net dividends) because this index better reflects the universe of securities in which the Master Fund invests. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Master Fund’s focus on value stocks contributed positively to performance relative to the benchmarks. The Master Fund’s exclusion of real estate investment trusts (REITs) also contributed positively to relative performance, as those stocks generally underperformed.

171

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

172

DISCLOSURE OF FUND EXPENSES
CONTINUED
Six Months Ended October 31, 2022
EXPENSE TABLE

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA International Value Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$901.00	0.42%	$2.01
Institutional Class Shares	$1,000.00	$900.70	0.30%	$1.44
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,023.09	0.42%	$2.14
Institutional Class Shares	$1,000.00	$1,023.69	0.30%	$1.53

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

173

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on September 28, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
DFA International Value Portfolio	100.0%

174

DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$7,491,601,659

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$7,491,601,659

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

175

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

DFA International Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$7,491,602
Receivables:
Fund Shares Sold	10,027
Prepaid Expenses and Other Assets	118

Total Assets	7,501,747

LIABILITIES:
Payables:
Fund Shares Redeemed	7,226
Due to Advisor	308
Accrued Expenses and Other Liabilities	291

Total Liabilities	7,825

NET ASSETS	$7,493,922

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $1,425 and shares outstanding of 88,283	$16.14

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares — based on net assets of $7,492,497 and shares outstanding of 462,867,608	$16.19

NUMBER OF SHARES AUTHORIZED	1,500,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$8,007,682
Total Distributable Earnings (Loss)	(513,760)

NET ASSETS	$7,493,922

See accompanying Notes to Financial Statements.

176

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

DFA International Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $38,360)	$371,656
Income from Securities Lending	3,222
Expenses Allocated from Affiliated Investment Companies	(17,250)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	357,628

Fund Expenses
Investment Management Fees	21,746
Accounting & Transfer Agent Fees	1,098
Shareholder Servicing Fees
Class R2 Shares	2
Filing Fees	192
Shareholders’ Reports	137
Directors’/Trustees’ Fees & Expenses	42
Professional Fees	98
Other	51

Total Fund Expenses	23,366

Fees Waived, Expenses Reimbursed by Advisor (Note C)
Class R2 Shares	3
Institutional Class Shares	16,302

Net Expenses	7,061

Net Investment Income (Loss)	350,567

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	(7,444)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(1,569,559)

Net Realized and Unrealized Gain (Loss)	(1,577,003)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,226,436)

**	Net of foreign capital gain taxes withheld of $0.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

177

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio***
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$350,567	$275,625
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	(7,444)	377,980
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(1,569,559)	2,522,431

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,226,436)	3,176,036

Distributions:
Class R2 Shares	(78)	(43)
Institutional Class Shares	(402,623)	(258,413)

Total Distributions	(402,701)	(258,456)

Capital Share Transactions (1):
Shares Issued	2,471,605	1,043,206
Shares Issued in Lieu of Cash Distributions	396,749	254,720
Shares Redeemed	(2,059,528)	(2,459,596)

Net Increase (Decrease) from Capital Share Transactions	808,826	(1,161,670)

Total Increase (Decrease) in Net Assets	(820,311)	1,755,910
Net Assets
Beginning of Year	8,314,233	6,558,323

End of Year	$7,493,922	$8,314,233

(1) Shares Issued and Redeemed:
Shares Issued	134,715	56,340
Shares Issued in Lieu of Cash Distributions	22,689	13,672
Shares Redeemed	(114,398)	(134,474)

Net Increase (Decrease) from Shares Issued and Redeemed	43,006	(64,462)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

178

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Class R2 Shares
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$19.74	$13.50	$17.13	$17.68	$19.89

Income from Investment Operations (A)
Net Investment Income (Loss)	0.78	0.62	0.38	0.58	0.54
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.49)	6.17	(3.61)	(0.10)	(2.21)

Total from Investment Operations	(2.71)	6.79	(3.23)	0.48	(1.67)

Less Distributions:
Net Investment Income	(0.85)	(0.55)	(0.40)	(0.51)	(0.54)
Net Realized Gains	(0.04)	—	—	(0.52)	—

Total Distributions	(0.89)	(0.55)	(0.40)	(1.03)	(0.54)

Net Asset Value, End of Year	$16.14	$19.74	$13.50	$17.13	$17.68

Total Return	(13.98%)	50.55%	(19.08%)	3.13%	(8.59%)

Net Assets, End of Year (thousands)	$1,425	$1,753	$835	$1,191	$1,477
Ratio of Expenses to Average Net Assets (C)	0.42%	0.60%	0.65%	0.69%	0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.62%	0.80%	0.85%	0.89%	0.88%
Ratio of Net Investment Income to Average Net Assets	4.26%	3.31%	2.56%	3.43%	2.72%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

179

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Institutional Class Shares
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$19.80	$13.54	$17.18	$17.74	$19.94

Income from Investment Operations (A)
Net Investment Income (Loss)	0.79	0.62	0.38	0.63	0.60
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.49)	6.23	(3.58)	(0.11)	(2.21)

Total from Investment Operations	(2.70)	6.85	(3.20)	0.52	(1.61)

Less Distributions:
Net Investment Income	(0.87)	(0.59)	(0.44)	(0.56)	(0.59)
Net Realized Gains	(0.04)	—	—	(0.52)	—

Total Distributions	(0.91)	(0.59)	(0.44)	(1.08)	(0.59)

Net Asset Value, End of Year	$16.19	$19.80	$13.54	$17.18	$17.74

Total Return	(13.90%)	50.90%	(18.87%)	3.37%	(8.32%)

Net Assets, End of Year (thousands)	$7,492,497	$8,312,480	$6,557,488	$9,173,478	$9,421,965
Ratio of Expenses to Average Net Assets (C)	0.30%	0.36%	0.40%	0.44%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.50%	0.56%	0.60%	0.64%	0.63%
Ratio of Net Investment Income to Average Net Assets	4.30%	3.36%	2.57%	3.70%	3.01%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

180

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, the DFA International Value Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of October 31, 2022, the Portfolio owned 71% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2022, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA International Value Portfolio	0.27%*

*	Effective as of February 28, 2022, the management fee payable by the Portfolio was reduced from 0.30% to 0.25%.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. A portion of the Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2023, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Portfolio, as described in the notes below, will remain in effect permanently, unless terminated by the Portfolio. During the year ended October 31, 2022, the Portfolio had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2022, and the previously waived fees/expenses assumed subject to future recovery by the

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Advisor as of October 31, 2022, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Advisor, however, will not be reimbursed by the Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA International Value Portfolio (1)	—	0.25%	—	$16,302	—
Class R2 Shares
DFA International Value Portfolio (2)	0.79%	0.25%	—	3	—

(1)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.30%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%.

(2)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.30%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2022, the total related amounts paid by the Fund to the CCO were $20 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of October 31, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA International Value Portfolio	$102

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E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio
2021	$258,456	—	—	$258,456
2022	402,701	—	—	402,701

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Value Portfolio	$(769)	—	$(769)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA International Value Portfolio	$31,309	—	$(11,138)	$(533,823)	$(513,652)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA International Value Portfolio	$11,138	$11,138

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During the year ended October 31, 2022, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Value Portfolio	$8,022,124	—	$(530,331)	$(530,331)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Year Ended October 31, 2022		Year Ended October 31, 2021
	Amount	Shares	Amount	Shares
DFA International Value Portfolio
Class R2 Shares
Shares Issued	$712	37	$1,954	104
Shares Issued in Lieu of Cash Distributions	77	4	43	2
Shares Redeemed	(787)	(42)	(1,495)	(80)

Net Increase (Decrease) — Class R2 Shares	$2	(1)	$502	26

Institutional Class Shares
Shares Issued	$2,470,893	134,678	$1,041,251	56,236
Shares Issued in Lieu of Cash Distributions	396,672	22,685	254,677	13,670
Shares Redeemed	(2,058,741)	(114,356)	(2,458,101)	(134,394)

Net Increase (Decrease) — Institutional Class Shares	$808,824	43,007	$(1,162,173)	(64,488)

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio’s Class R2 Shares.

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H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminates the asset segregation framework previously used by the Portfolio to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Portfolio began complying with the Valuation Rule on August 1, 2022.

J. Other:

As of October 31, 2022, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA International Value Portfolio-Class R2	5	71%
DFA International Value Portfolio-Institutional Class	4	91%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

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K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of DFA International Value Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of DFA International Value Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., referred to hereafter as the “Portfolio”) as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of October 31, 2022 by correspondence with the transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The DFA International Value Series vs.

MSCI World ex USA Index (net dividends),

MSCI World ex USA Value Index (net dividends)

October 31, 2012-October 31, 2022

The Japanese Small Company Series vs.

MSCI Japan Small Cap Index (net dividends)

October 31, 2012-October 31, 2022

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THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The Asia Pacific Small Company Series vs.

MSCI Pacific ex Japan Small Cap Index (net dividends)

October 31, 2012-October 31, 2022

The United Kingdom Small Company Series vs.

MSCI United Kingdom Small Cap Index (net dividends)

October 31, 2012-October 31, 2022

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THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The Continental Small Company Series vs.

MSCI Europe ex UK Small Cap Index (net dividends)

October 31, 2012-October 31, 2022

The Canadian Small Company Series vs.

MSCI Canada Small Cap Index (net dividends)

October 31, 2012-October 31, 2022

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THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The Emerging Markets Series vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2012-October 31, 2022

The Emerging Markets Small Cap Series vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2012-October 31, 2022

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MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2022

Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI World ex USA Index	-22.04%
MSCI World ex USA Mid Cap Index	-27.57%
MSCI World ex USA Small Cap Index	-29.13%
MSCI World ex USA Value Index	-15.27%
MSCI World ex USA Growth Index	-28.78%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against all non-U.S. developed markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-1.81%	-24.67%
United Kingdom	4.27%	-12.42%
Canada	-5.29%	-13.94%
France	-6.77%	-20.38%
Switzerland	-11.30%	-19.01%
Australia	-0.54%	-15.30%
Germany	-21.22%	-32.72%
Netherlands	-28.51%	-38.71%
Sweden	-16.17%	-34.85%
Denmark	-7.88%	-21.38%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

Emerging markets had negative performance for the period and underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

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Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI Emerging Markets Index	-31.03%
MSCI Emerging Markets Mid Cap Index	-24.80%
MSCI Emerging Markets Small Cap Index	-23.42%
MSCI Emerging Markets Value Index	-25.21%
MSCI Emerging Markets Growth Index	-36.11%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against most emerging markets currencies and depreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S. Dollars
China	-46.31%	-47.90%
India	2.93%	-6.89%
Taiwan	-24.11%	-34.50%
Korea	-19.88%	-34.28%
Brazil	15.95%	24.57%
Saudi Arabia	2.18%	2.00%
South Africa	0.77%	-16.66%
Mexico	1.99%	5.56%
Indonesia	16.58%	5.89%
Thailand	4.97%	-8.48%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2022, these differences generally detracted from non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

The DFA International Value Series

The DFA International Value Series invests in developed ex U.S. large company value stocks. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2022, the Series held approximately 550 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Series’ assets.

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For the 12 months ended October 31, 2022, total returns were -13.82% for the Series, -15.27% for the MSCI World ex USA Value Index, and -22.04% for the MSCI World ex USA Index (net dividends). As of February 28, 2022, the Series changed its benchmark from the MSCI World ex USA Index (net dividends) to the MSCI World ex USA Value Index (net dividends) because this index better reflects the universe of securities in which the Series invests. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Series’ focus on value stocks contributed positively to performance relative to the benchmarks. The Series’ exclusion of real estate investment trusts (REITs) also contributed positively to relative performance, as those stocks generally underperformed.

The Japanese Small Company Series

The Japanese Small Company Series invests in Japanese small company stocks. The Series generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Series generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Series held approximately 1,750 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2022, total returns were -23.60% for the Series and -24.90% for the MSCI Japan Small Cap Index (net dividends), the Series’ benchmark. The Series’ greater emphasis on stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, as these stocks outperformed. The Series’ exclusion of stocks with the lowest profitability and highest relative price also contributed positively to performance relative to the benchmark, as did the Series’ exclusion of stocks with high asset growth, as those stocks underperformed.

The Asia Pacific Small Company Series

The Asia Pacific Small Company Series invests in small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The Series generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Series generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Series held approximately 840 securities in 4 eligible countries. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2022, total returns were -26.65% for the Series and -24.10% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Series’ benchmark. The Series’ emphasis on stocks with smaller market capitalizations, particularly in Australia, detracted from relative performance, as larger stocks held by the benchmark outperformed.

The United Kingdom Small Company Series

The United Kingdom Small Company Series invests in small company stocks in the U.K. The Series generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Series generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Series held approximately 310 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

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For the 12 months ended October 31, 2022, total returns were -33.34% for the Series and - 37.62% for the MSCI United Kingdom Small Cap Index (net dividends), the Series’ benchmark. The Series’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to relative performance, as did the Series’ exclusion of stocks with high asset growth, as those securities underperformed.

The Continental Small Company Series

The Continental Small Company Series invests in small company stocks in the developed markets of Europe (excluding the U.K.) and Israel. The Series generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Series generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Series held approximately 1,170 securities in 15 eligible countries. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2022, total returns were -29.07% for the Series and - 34.51% for the MSCI Europe ex U.K. Small Cap Index (net dividends), the Series’ benchmark. Differences in size definitions between the Series and the benchmark led to weight differences between countries, which contributed positively to performance relative to the benchmark. The Series’ exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as did the Series’ exclusion of stocks with high asset growth, as those securities underperformed for the year.

The Canadian Small Company Series

The Canadian Small Company Series invests in small company stocks in Canada. The Series generally excludes stocks with the lowest profitability and highest relative price. The Series also generally excludes certain companies with high asset growth. The investment strategy is process-driven, emphasizing broad diversification. As of October 31, 2022, the Series held approximately 350 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2022, total returns were -12.52% for the Series and -17.55% for the MSCI Canada Small Cap Index (net dividends), the Series’ benchmark. The Series’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as did the Series’ exclusion of stocks with high asset growth, as those securities underperformed. Additionally, the Series’ exclusion of real estate investment trusts (REITs) also contributed positively to performance relative to the benchmark, as REITs generally underperformed.

The Emerging Markets Series

The Emerging Markets Series invests in large-cap stocks in emerging markets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher-profitability within the large-cap segment of emerging markets. As of October 31, 2022, the Series held approximately 1,880 securities in 23 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Series’ assets.

196

For the 12 months ended October 31, 2022, total returns were -25.79% for the Series and -31.03% for the MSCI Emerging Markets Index (net dividends), the Series’ benchmark. The Series’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets. The Portfolio’s emphasis on stocks with higher profitability also contributed positively to performance relative to the benchmark, as these stocks generally outperformed. At the country level, the Portfolio’s lesser allocation to Russia contributed positively to relative performance, as Russia underperformed the overall benchmark.

The Emerging Markets Small Cap Series

The Emerging Markets Small Cap Series invests in small company stocks in emerging markets. The Series generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Series generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Series held approximately 5,150 securities in 20 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2022, total returns were -22.31% for the Series and -31.03% for the MSCI Emerging Markets Index (net dividends), the Series’ benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets, the Series’ inclusion of stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. At the country level, the Series lesser allocation to Russia contributed positively to relative performance, as Russia underperformed the overall benchmark.

197

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. Afund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2022

EXPENSE TABLES

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$900.90	0.21%	$1.01
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.21%	$1.07

The Japanese Small Company Series
Actual Fund Return	$1,000.00	$926.50	0.12%	$0.58
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

198

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$805.00	0.12%	$0.55
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$812.90	0.11%	$0.50
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56
The Continental Small Company Series
Actual Fund Return	$1,000.00	$837.30	0.13%	$0.60
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66
The Canadian Small Company Series
Actual Fund Return	$1,000.00	$876.80	0.11%	$0.52
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56
The Emerging Markets Series
Actual Fund Return	$1,000.00	$818.30	0.15%	$0.69
Hypothetical 5% Annual Return	$1,000.00	$1,024.45	0.15%	$0.77
The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$845.90	0.26%	$1.21
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.26%	$1.33

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

199

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on September 28, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series
Communication Services	3.4%
Consumer Discretionary	12.3%
Consumer Staples	4.8%
Energy	15.9%
Financials	28.7%
Health Care	5.5%
Industrials	11.1%
Information Technology	1.3%
Materials	14.0%
Real Estate	2.2%
Utilities	0.8%

100.0%

The Japanese Small Company Series
Communication Services	2.4%
Consumer Discretionary	14.7%
Consumer Staples	7.9%
Energy	0.8%
Financials	9.0%
Health Care	5.1%
Industrials	28.9%
Information Technology	15.6%
Materials	12.4%
Real Estate	1.5%
Utilities	1.7%

100.0%

The Asia Pacific Small Company Series
Communication Services	4.9%
Consumer Discretionary	18.9%
Consumer Staples	8.6%
Energy	6.3%
Financials	13.0%
Health Care	5.7%
Industrials	11.8%
Information Technology	7.8%
Materials	15.3%
Real Estate	6.9%
Utilities	0.8%

100.0%

200

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The United Kingdom Small Company Series
Communication Services	3.7%
Consumer Discretionary	16.8%
Consumer Staples	7.2%
Energy	4.3%
Financials	18.9%
Health Care	5.0%
Industrials	22.8%
Information Technology	8.7%
Materials	5.3%
Real Estate	3.0%
Utilities	4.3%

100.0%

The Continental Small Company Series
Communication Services	4.8%
Consumer Discretionary	8.4%
Consumer Staples	4.3%
Energy	4.4%
Financials	16.6%
Health Care	6.0%
Industrials	27.0%
Information Technology	10.2%
Materials	9.1%
Real Estate	4.9%
Utilities	4.3%

100.0%

The Canadian Small Company Series
Communication Services	1.3%
Consumer Discretionary	5.5%
Consumer Staples	4.9%
Energy	28.7%
Financials	9.3%
Health Care	1.5%
Industrials	11.0%
Information Technology	3.3%
Materials	23.8%
Real Estate	2.6%
Utilities	8.1%

100.0%

The Emerging Markets Series
Communication Services	7.8%
Consumer Discretionary	10.4%
Consumer Staples	6.7%
Energy	6.0%
Financials	21.8%
Health Care	4.3%
Industrials	7.4%
Information Technology	19.0%
Materials	11.7%
Real Estate	1.9%
Utilities	3.0%

100.0%

The Emerging Markets Small Cap Series
Communication Services	3.3%
Consumer Discretionary	13.8%
Consumer Staples	6.9%
Energy	2.1%
Financials	9.5%
Health Care	8.3%
Industrials	15.8%
Information Technology	14.8%
Materials	14.8%
Real Estate	5.7%
Utilities	5.0%

100.0%

201

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.7%)
AUSTRALIA — (7.6%)
# Australia & New Zealand Banking Group Ltd.	7,347,638	$120,381,777	1.1%
National Australia Bank Ltd.	5,345,044	111,027,479	1.1%
Westpac Banking Corp.	7,338,308	113,310,525	1.1%
Woodside Energy Group Ltd	3,456,203	79,902,049	0.8%
Other Securities		392,173,877	3.7%

TOTAL AUSTRALIA		816,795,707	7.8%

AUSTRIA — (0.1%)
Other Securities		6,220,806	0.1%

BELGIUM — (0.6%)
Other Securities		58,799,281	0.6%

CANADA — (10.1%)
Bank of Montreal	1,789	164,790	0.0%
# Bank of Montreal	1,331,345	122,590,248	1.2%
Bank of Nova Scotia	443,447	21,434,275	0.2%
Bank of Nova Scotia	2,098,551	101,401,984	1.0%
Canadian Imperial Bank of Commerce	1,446,994	65,714,037	0.6%
Canadian Natural Resources Ltd.	806,380	48,334,417	0.5%
Fairfax Financial Holdings Ltd.	97,836	48,050,126	0.4%
Nutrien Ltd.	944,511	79,811,163	0.8%
Suncor Energy, Inc.	1,317,132	45,304,678	0.4%
Suncor Energy, Inc.	2,013,309	69,237,696	0.7%
# Teck Resources Ltd., Class B	2,050,761	62,425,165	0.6%
Other Securities		425,965,154	4.0%

TOTAL CANADA		1,090,433,733	10.4%

CHINA — (0.0%)
Other Securities		3,578,225	0.0%

DENMARK — (1.9%)
DSV AS	379,252	51,247,654	0.5%
Other Securities		150,557,322	1.4%

TOTAL DENMARK		201,804,976	1.9%

FINLAND — (1.1%)
Other Securities		113,789,895	1.1%

FRANCE — (10.2%)
AXA SA	2,421,503	59,798,721	0.6%
BNP Paribas SA	1,819,966	85,345,265	0.8%
Cie de Saint-Gobain	1,784,858	72,966,654	0.7%
Cie Generale des Etablissements Michelin SCA	2,521,000	64,245,287	0.6%
Engie SA	3,701,762	48,098,296	0.5%
Orange SA	7,137,374	68,004,272	0.6%
Sanofi	682,839	58,763,618	0.6%
# TotalEnergies SE	6,840,726	373,184,524	3.5%
Other Securities		264,876,509	2.5%

TOTAL FRANCE		1,095,283,146	10.4%

202

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (5.5%)
BASF SE	1,819,157	$81,626,734	0.8%
Bayerische Motoren Werke AG	1,003,964	78,803,005	0.7%
Mercedes-Benz Group AG	2,636,283	152,592,147	1.5%
Other Securities		281,533,549	2.6%

TOTAL GERMANY		594,555,435	5.6%

HONG KONG — (2.0%)
Other Securities		214,006,034	2.0%

IRELAND — (0.4%)
Other Securities		46,570,809	0.4%

ISRAEL — (0.6%)
Other Securities		64,808,590	0.6%

ITALY — (2.0%)
# Intesa Sanpaolo SpA	26,193,710	49,939,026	0.5%
UniCredit SpA	3,981,409	49,374,501	0.5%
Other Securities		114,595,246	1.0%

TOTAL ITALY		213,908,773	2.0%

JAPAN — (18.6%)
Honda Motor Co. Ltd.	3,522,000	80,310,312	0.8%
Mitsubishi Corp.	1,963,400	53,186,304	0.5%
Mitsubishi UFJ Financial Group, Inc.	10,193,750	48,153,735	0.5%
Takeda Pharmaceutical Co. Ltd.	2,595,871	68,554,353	0.7%
Toyota Motor Corp.	12,080,750	167,615,564	1.6%
Other Securities		1,581,578,322	14.9%

TOTAL JAPAN		1,999,398,590	19.0%

NETHERLANDS — (3.8%)
ING Groep NV	4,971,616	48,918,640	0.5%
Koninklijke Ahold Delhaize NV	4,054,901	113,084,163	1.1%
Other Securities		243,026,322	2.2%

TOTAL NETHERLANDS		405,029,125	3.8%

NEW ZEALAND — (0.2%)
Other Securities		23,565,859	0.2%

NORWAY — (0.9%)
Other Securities		101,097,179	1.0%

PORTUGAL — (0.1%)
Other Securities		14,011,161	0.1%

SINGAPORE — (1.1%)
Other Securities		118,180,815	1.1%

SPAIN — (1.9%)
# Banco Santander SA	31,583,925	81,912,138	0.8%
Repsol SA	4,619,638	62,847,702	0.6%
Other Securities		54,102,853	0.5%

TOTAL SPAIN		198,862,693	1.9%

203

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.5%)
Other Securities		$270,126,175	2.6%

SWITZERLAND — (8.8%)
Cie Financiere Richemont SA, Class A	922,306	90,140,218	0.9%
Novartis AG	1,706,093	138,007,072	1.3%
# Novartis AG, Sponsored ADR	1,596,183	129,498,327	1.2%
UBS Group AG	6,030,163	95,603,120	0.9%
* UBS Group AG	1,233,581	19,564,595	0.2%
Zurich Insurance Group AG	348,909	148,695,901	1.4%
Other Securities		327,812,902	3.1%

TOTAL SWITZERLAND		949,322,135	9.0%

UNITED KINGDOM — (14.7%)
# Barclays PLC, Sponsored ADR	7,035,082	48,682,767	0.5%
BP PLC	7,690,578	42,548,901	0.4%
# BP PLC, Sponsored ADR	2,518,588	83,818,609	0.8%
British American Tobacco PLC	3,024,009	119,428,540	1.1%
# British American Tobacco PLC, Sponsored ADR	838,885	33,236,624	0.3%
Glencore PLC	23,897,614	137,006,665	1.3%
HSBC Holdings PLC	13,535,003	69,462,304	0.7%
# HSBC Holdings PLC, Sponsored ADR	2,324,211	60,220,307	0.6%
Lloyds Banking Group PLC	164,752,825	79,125,348	0.8%
Shell PLC	307,658	8,522,614	0.1%
Shell PLC, Sponsored ADR	9,015,405	501,526,980	4.8%
Vodafone Group PLC	51,300,878	59,888,735	0.6%
Other Securities		342,384,465	3.1%

TOTAL UNITED KINGDOM		1,585,852,859	15.1%

TOTAL COMMON STOCKS		10,186,002,001	96.7%

PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
Volkswagen AG	489,153	62,612,238	0.6%
Other Securities		28,392,993	0.3%

TOTAL GERMANY		91,005,231	0.9%

TOTAL INVESTMENT SECURITIES (Cost $10,555,431,050)		10,277,007,232

		Value†
SECURITIES LENDING COLLATERAL — (4.5%)
@§ The DFA Short Term Investment Fund	41,765,646	482,852,631	4.6%

TOTAL INVESTMENTS—(100.0%) (Cost $11,038,476,605)		$10,759,859,863	102.2%

204

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of October 31, 2022, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	842	12/16/22	$157,956,087	$163,474,300	$5,518,213

Total Futures Contracts			$157,956,087	$163,474,300	$5,518,213

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$816,795,707	—	$816,795,707
Austria	—	6,220,806	—	6,220,806
Belgium	—	58,799,281	—	58,799,281
Canada	$1,090,433,733	—	—	1,090,433,733
China	—	3,578,225	—	3,578,225
Denmark	—	201,804,976	—	201,804,976
Finland	5,856,638	107,933,257	—	113,789,895
France	—	1,095,283,146	—	1,095,283,146
Germany	14,207,408	580,348,027	—	594,555,435
Hong Kong	—	214,006,034	—	214,006,034
Ireland	26,386,842	20,183,967	—	46,570,809
Israel	11,032,764	53,775,826	—	64,808,590
Italy	24,863,308	189,045,465	—	213,908,773
Japan	13,905,475	1,985,493,115	—	1,999,398,590
Netherlands	26,051,464	378,977,661	—	405,029,125
New Zealand	—	23,565,859	—	23,565,859
Norway	—	101,097,179	—	101,097,179
Portugal	—	14,011,161	—	14,011,161
Singapore	—	118,180,815	—	118,180,815
Spain	6,210,086	192,652,607	—	198,862,693
Sweden	—	270,126,175	—	270,126,175
Switzerland	158,548,612	790,773,523	—	949,322,135
United Kingdom	766,554,481	819,298,378	—	1,585,852,859
Preferred Stocks
Germany	—	91,005,231	—	91,005,231
Securities Lending Collateral	—	482,852,631	—	482,852,631
Futures Contracts**	5,518,213	—	—	5,518,213

TOTAL	$2,149,569,024	$8,615,809,052	—	$10,765,378,076

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

205

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (2.4%)
Other Securities		$60,456,006	2.4%

CONSUMER DISCRETIONARY — (14.4%)
Resorttrust, Inc.	521,964	8,033,803	0.3%
Other Securities		358,737,144	14.2%

TOTAL CONSUMER DISCRETIONARY		366,770,947	14.5%

CONSUMER STAPLES — (7.8%)
Milbon Co. Ltd.	164,552	6,785,094	0.3%
Nippon Suisan Kaisha Ltd.	1,893,700	6,745,679	0.3%
Pigeon Corp.	573,125	7,507,397	0.3%
Sapporo Holdings Ltd.	385,720	8,507,745	0.3%
Other Securities		168,517,053	6.6%

TOTAL CONSUMER STAPLES		198,062,968	7.8%

ENERGY — (0.7%)
Other Securities		19,204,938	0.8%

FINANCIALS — (8.8%)
Fuyo General Lease Co. Ltd.	114,800	6,380,157	0.3%
Hachijuni Bank Ltd.	1,994,500	6,360,770	0.3%
Hirogin Holdings, Inc.	1,534,800	6,331,737	0.3%
JAFCO Group Co. Ltd.	588,100	9,023,388	0.4%
Yamaguchi Financial Group, Inc.	1,237,672	6,517,904	0.3%
Other Securities		188,749,126	7.3%

TOTAL FINANCIALS		223,363,082	8.9%

HEALTH CARE — (5.0%)
H.U. Group Holdings, Inc.	348,800	6,492,843	0.3%
Nipro Corp.	839,500	6,328,382	0.3%
Ship Healthcare Holdings, Inc.	346,200	6,639,723	0.3%
Other Securities		108,331,555	4.2%

TOTAL HEALTH CARE		127,792,503	5.1%

INDUSTRIALS — (28.2%)
Daiseki Co. Ltd.	290,755	8,984,172	0.4%
DMG Mori Co. Ltd.	731,800	8,468,845	0.3%
Fujikura Ltd.	1,559,000	9,230,804	0.4%
Furukawa Electric Co. Ltd.	424,300	6,546,029	0.3%
# Hazama Ando Corp.	1,162,500	6,737,422	0.3%
Hitachi Zosen Corp.	1,041,679	6,005,282	0.2%
Inaba Denki Sangyo Co. Ltd.	322,900	6,027,512	0.2%
Mabuchi Motor Co. Ltd.	249,034	6,757,392	0.3%
Meitec Corp.	484,000	8,152,392	0.3%
Nagase & Co. Ltd.	584,600	7,964,771	0.3%
# Nishimatsu Construction Co. Ltd.	313,800	7,640,054	0.3%
Nisshinbo Holdings, Inc.	911,180	6,316,101	0.3%
OSG Corp.	526,900	6,698,620	0.3%
Penta-Ocean Construction Co. Ltd.	1,589,800	7,906,395	0.3%
Ushio, Inc.	622,400	6,463,241	0.3%

206

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Other Securities		$610,194,505	24.1%

TOTAL INDUSTRIALS		720,093,537	28.6%

INFORMATION TECHNOLOGY — (15.3%)
Alps Alpine Co. Ltd.	788,800	6,776,241	0.3%
Anritsu Corp.	849,300	8,548,093	0.3%
Citizen Watch Co. Ltd.	1,669,800	7,012,673	0.3%
Daiwabo Holdings Co. Ltd.	581,600	7,504,581	0.3%
Dexerials Corp.	345,400	8,044,653	0.3%
DTS Corp.	254,000	6,038,755	0.2%
Konica Minolta, Inc.	2,014,100	6,136,873	0.3%
Macnica Holdings, Inc.	335,450	6,709,361	0.3%
Maruwa Co. Ltd.	57,700	6,779,271	0.3%
NET One Systems Co. Ltd.	383,900	7,884,792	0.3%
NSD Co. Ltd.	489,360	8,362,456	0.3%
Tokyo Seimitsu Co. Ltd.	248,700	7,479,548	0.3%
Topcon Corp.	676,700	7,401,971	0.3%
Ulvac, Inc.	225,700	8,897,322	0.4%
Other Securities		285,987,560	11.2%

TOTAL INFORMATION TECHNOLOGY		389,564,150	15.4%

MATERIALS — (12.1%)
ADEKA Corp.	508,800	7,606,774	0.3%
Asahi Holdings, Inc.	472,200	6,022,117	0.2%
Daicel Corp.	1,608,100	9,175,525	0.4%
Kureha Corp.	103,950	6,674,583	0.3%
Mitsui Mining & Smelting Co. Ltd.	366,200	7,396,353	0.3%
Tokai Carbon Co. Ltd.	1,004,500	6,555,281	0.3%
UBE Corp.	611,100	7,881,843	0.3%
Other Securities		257,679,027	10.2%

TOTAL MATERIALS.		308,991,503	12.3%

REAL ESTATE — (1.4%)
Other Securities		36,414,839	1.4%

UTILITIES — (1.7%)
Nippon Gas Co. Ltd.	684,000	9,936,468	0.4%
Other Securities		32,350,517	1.3%

TOTAL UTILITIES		42,286,985	1.7%

TOTAL COMMON STOCKS (Cost $2,854,128,543)		2,493,001,458	98.9%

		Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	4,804,517	55,545,021	2.2%

TOTAL INVESTMENTS—(100.0%) (Cost $2,909,692,756)		$2,548,546,479	101.1%

207

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$60,456,006	—	$60,456,006
Consumer Discretionary	—	366,770,947	—	366,770,947
Consumer Staples	—	198,062,968	—	198,062,968
Energy	—	19,204,938	—	19,204,938
Financials	$2,856,753	220,506,329	—	223,363,082
Health Care	—	127,792,503	—	127,792,503
Industrials	—	720,093,537	—	720,093,537
Information Technology	—	389,564,150	—	389,564,150
Materials	—	308,991,503	—	308,991,503
Real Estate	—	36,414,839	—	36,414,839
Utilities	—	42,286,985	—	42,286,985
Securities Lending Collateral	—	55,545,021	—	55,545,021

TOTAL	$2,856,753	$2,545,689,726	—	$2,548,546,479

See accompanying Notes to Financial Statements.

208

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.6%)
AUSTRALIA — (64.4%)
*	AMP Ltd.	12,919,775	$10,418,866	0.9%
#	Ansell Ltd.	667,221	12,045,403	1.0%
#	ARB Corp. Ltd.	515,315	9,567,925	0.8%
	AUB Group Ltd.	762,060	10,083,242	0.9%
	Bapcor Ltd.	2,227,045	9,417,379	0.8%
	Beach Energy Ltd.	8,737,409	8,934,529	0.8%
#	Breville Group Ltd.	652,020	8,261,901	0.7%
	Brickworks Ltd.	469,394	6,646,000	0.6%
#	Corporate Travel Management Ltd.	706,149	7,883,899	0.7%
	CSR Ltd.	3,109,441	9,211,011	0.8%
	Downer EDI Ltd.	3,274,403	9,410,422	0.8%
	Eagers Automotive Ltd.	941,185	7,461,464	0.6%
	Elders Ltd.	1,009,369	8,415,415	0.7%
#*	Flight Centre Travel Group Ltd.	718,191	7,643,947	0.6%
#	Gold Road Resources Ltd.	7,605,514	6,572,387	0.6%
	GrainCorp Ltd., Class A	1,517,016	8,155,207	0.7%
	Healius Ltd.	3,665,521	8,029,741	0.7%
	HUB24 Ltd.	461,678	7,485,853	0.6%
#	Insignia Financial Ltd.	4,120,661	8,306,842	0.7%
	IPH Ltd.	1,331,405	8,467,477	0.7%
	IRESS Ltd.	1,215,703	7,890,780	0.7%
	Lifestyle Communities Ltd.	578,173	6,490,474	0.5%
	Metcash Ltd.	2,899,744	7,612,203	0.6%
#	New Hope Corp. Ltd.	2,341,365	8,505,399	0.7%
	nib holdings Ltd.	2,992,914	12,806,819	1.1%
	Nufarm Ltd.	2,098,872	7,480,120	0.6%
#*	Omni Bridgeway Ltd.	2,355,720	6,782,068	0.6%
	Orora Ltd.	5,992,474	11,628,555	1.0%
#*	Paladin Energy Ltd.	16,033,988	8,680,653	0.7%
#	Pendal Group Ltd.	2,058,779	6,466,738	0.5%
#	Perseus Mining Ltd.	8,114,950	9,451,479	0.8%
	Premier Investments Ltd.	410,666	6,576,580	0.6%
	Reliance Worldwide Corp. Ltd.	4,255,179	8,742,677	0.7%
	Sims Ltd.	1,106,977	8,654,727	0.7%
*	Star Entertainment Group Ltd.	5,751,661	10,819,618	0.9%
#	Super Retail Group Ltd.	1,057,351	6,952,302	0.6%
#*	Syrah Resources Ltd.	4,792,786	7,321,076	0.6%
	Technology One Ltd.	1,296,361	9,972,913	0.8%
Ω	Viva Energy Group Ltd.	3,776,327	6,854,919	0.6%
#*	Webjet Ltd.	2,329,981	7,868,307	0.7%
	Whitehaven Coal Ltd.	3,623,702	21,049,343	1.8%
	Other Securities		417,169,018	34.7%

TOTAL AUSTRALIA			778,195,678	65.2%

CHINA — (0.1%)
	Other Securities		1,050,669	0.1%

HONG KONG — (18.7%)
	ASMPT Ltd.	1,590,200	8,746,899	0.7%
	Kerry Logistics Network Ltd.	4,063,500	6,450,213	0.6%
	Luk Fook Holdings International Ltd.	3,509,000	7,622,920	0.6%
	VTech Holdings Ltd.	1,292,000	6,877,585	0.6%

209

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (Continued)
Other Securities		$195,738,785	16.4%

TOTAL HONG KONG		225,436,402	18.9%

NEW ZEALAND — (4.6%)
Chorus Ltd.	2,451,723	11,836,205	1.0%
* SKYCITY Entertainment Group Ltd.	4,246,632	7,159,611	0.6%
Other Securities		35,984,180	3.0%

TOTAL NEW ZEALAND		54,979,996	4.6%

SINGAPORE — (10.8%)
ComfortDelGro Corp. Ltd.	9,120,200	8,187,132	0.7%
Golden Agri-Resources Ltd.	31,541,800	6,467,918	0.5%
Keppel Infrastructure Trust	18,468,846	6,911,022	0.6%
Other Securities		109,293,171	9.1%

TOTAL SINGAPORE		130,859,243	10.9%

TOTAL COMMON STOCKS		1,190,521,988	99.7%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		21,319	0.0%

HONG KONG — (0.0%)
Other Security		5,255	0.0%

TOTAL RIGHTS/WARRANTS		26,574	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,539,796,503)		1,190,548,562

		Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	1,496,806	17,304,573	1.5%

TOTAL INVESTMENTS—(100.0%) (Cost $1,557,108,416)		$1,207,853,135	101.2%

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$8,084	$777,796,648	$390,946		$778,195,678
China	—	1,050,669	—		1,050,669
Hong Kong	—	224,321,261	1,115,141		225,436,402
New Zealand	—	54,979,996	—		54,979,996
Singapore	637,539	129,841,227	380,477		130,859,243
Rights/Warrants
Australia	—	21,319	—		21,319
Hong Kong	—	5,255	—		5,255
Securities Lending Collateral	—	17,304,573	—		17,304,573

TOTAL	$645,623	$1,205,320,948	$1,886,564	^	$1,207,853,135

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

210

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (97.5%)
	COMMUNICATION SERVICES — (3.6%)
	Euromoney Institutional Investor PLC	592,842	$9,845,186	0.8%
	Other Securities		33,354,764	2.9%

	TOTAL COMMUNICATION SERVICES		43,199,950	3.7%

	CONSUMER DISCRETIONARY — (16.3%)
	Bellway PLC	429,828	9,141,218	0.8%
*	Frasers Group PLC	1,220,486	9,056,198	0.8%
	Games Workshop Group PLC	176,198	12,933,595	1.1%
	Greggs PLC	604,556	14,014,474	1.2%
	Inchcape PLC	2,415,336	20,604,988	1.8%
	Pets at Home Group PLC	3,042,980	10,061,388	0.9%
*	Playtech PLC	1,947,421	11,571,872	1.0%
#	Vistry Group PLC	1,228,992	8,503,987	0.7%
	Other Securities		98,610,384	8.4%

	TOTAL CONSUMER DISCRETIONARY		194,498,104	16.7%

	CONSUMER STAPLES — (7.0%)
	Britvic PLC	1,626,728	13,586,475	1.2%
	Cranswick PLC	365,093	12,464,969	1.1%
*	Marks & Spencer Group PLC	7,566,588	9,163,708	0.8%
	Tate & Lyle PLC	2,060,165	16,553,803	1.4%
	Other Securities		31,665,598	2.6%

	TOTAL CONSUMER STAPLES		83,434,553	7.1%

	ENERGY — (4.2%)
*	Capricorn Energy PLC	4,040,365	11,477,115	1.0%
	Other Securities		38,574,608	3.3%

	TOTAL ENERGY		50,051,723	4.3%

	FINANCIALS — (18.4%)
	Beazley PLC	3,081,626	22,100,836	1.9%
	Close Brothers Group PLC	898,617	10,123,897	0.9%
	Hiscox Ltd.	1,420,362	14,632,152	1.2%
	Lancashire Holdings Ltd.	1,670,143	9,478,286	0.8%
	Man Group PLC	7,662,342	19,060,892	1.6%
	OSB Group PLC	2,135,454	10,176,648	0.9%
	Paragon Banking Group PLC	1,934,045	9,462,355	0.8%
	Plus500 Ltd.	525,338	10,868,092	0.9%
Ω	Quilter PLC	8,070,566	8,945,685	0.8%
	TP ICAP Group PLC	4,137,686	8,726,393	0.7%
	Virgin Money UK PLC	6,368,888	9,926,426	0.8%
	Other Securities		86,017,639	7.5%

	TOTAL FINANCIALS		219,519,301	18.8%

	HEALTH CARE — (4.9%)
	CVS Group PLC	413,530	8,938,783	0.8%
	Indivior PLC	771,895	14,621,023	1.2%
#	Mediclinic International PLC	2,400,508	13,655,822	1.2%
	Other Securities		20,957,862	1.8%

	TOTAL HEALTH CARE		58,173,490	5.0%

211

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (22.3%)
* Babcock International Group PLC	2,860,700	$9,035,971	0.8%
Balfour Beatty PLC	3,610,310	12,369,652	1.1%
Diploma PLC	427,629	12,162,994	1.0%
Grafton Group PLC	1,499,770	11,874,058	1.0%
Hays PLC	9,235,636	11,644,369	1.0%
Pagegroup PLC	1,968,311	9,493,890	0.8%
QinetiQ Group PLC	3,269,929	13,478,205	1.2%
Rotork PLC	4,427,553	12,977,500	1.1%
Serco Group PLC	5,072,076	9,486,190	0.8%
Travis Perkins PLC	1,187,192	11,189,269	1.0%
Other Securities		151,227,680	12.9%

TOTAL INDUSTRIALS		264,939,778	22.7%

INFORMATION TECHNOLOGY — (8.5%)
Computacenter PLC	501,179	10,398,774	0.9%
Micro Focus International PLC	1,571,570	9,370,682	0.8%
Softcat PLC	677,739	8,707,891	0.7%
Spectris PLC	462,131	16,016,986	1.4%
Spirent Communications PLC	4,065,908	12,069,222	1.0%
Other Securities		44,097,451	3.8%

TOTAL INFORMATION TECHNOLOGY		100,661,006	8.6%

MATERIALS — (5.1%)
Victrex PLC	545,312	10,356,993	0.9%
Other Securities		50,618,342	4.3%

TOTAL MATERIALS		60,975,335	5.2%

REAL ESTATE — (3.0%)
Grainger PLC	4,237,552	11,018,013	0.9%
Savills PLC	965,499	9,122,034	0.8%
Other Securities		15,177,252	1.3%

TOTAL REAL ESTATE		35,317,299	3.0%

UTILITIES — (4.2%)
Centrica PLC	12,351,821	10,853,682	0.9%
Drax Group PLC	2,494,304	14,895,027	1.3%
Pennon Group PLC	1,360,703	13,075,947	1.1%
Telecom Plus PLC	427,882	10,401,875	0.9%
Other Security		539,940	0.1%

TOTAL UTILITIES		49,766,471	4.3%

TOTAL COMMON STOCKS (Cost $1,400,292,665)		1,160,537,010	99.4%

		Value†
SECURITIES LENDING COLLATERAL — (2.5%)
@§ The DFA Short Term Investment Fund	2,548,908	29,467,920	2.5%

TOTAL INVESTMENTS—(100.0%) (Cost $1,429,768,069)		$1,190,004,930	101.9%

212

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$23,016	$43,176,934	—		$43,199,950
Consumer Discretionary	—	194,388,958	$109,146		194,498,104
Consumer Staples	—	83,434,553	—		83,434,553
Energy	—	50,051,723	—		50,051,723
Financials	—	219,518,781	520		219,519,301
Health Care	—	58,167,401	6,089		58,173,490
Industrials	160,252	264,779,526	—		264,939,778
Information Technology	—	100,661,006	—		100,661,006
Materials	—	60,975,335	—		60,975,335
Real Estate	—	35,317,299	—		35,317,299
Utilities	—	49,766,471	—		49,766,471
Securities Lending Collateral	—	29,467,920	—		29,467,920

TOTAL	$183,268	$1,189,705,907	$115,755	^	$1,190,004,930

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

213

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (93.7%)
	AUSTRIA — (3.1%)
	ANDRITZ AG	444,373	$20,652,912	0.5%
Ω	BAWAG Group AG	344,403	16,626,330	0.4%
	Other Securities		104,285,328	2.4%

	TOTAL AUSTRIA		141,564,570	3.3%

	BELGIUM — (4.4%)
	Ackermans & van Haaren NV	172,739	24,066,242	0.6%
	D’ieteren Group	122,666	20,415,062	0.5%
	Euronav NV	1,306,429	22,776,000	0.5%
	Other Securities		132,956,790	3.0%

	TOTAL BELGIUM		200,214,094	4.6%

	DENMARK — (6.2%)
#*	ISS AS	927,711	17,037,438	0.4%
*	Jyske Bank AS	445,581	24,047,629	0.6%
	Ringkjoebing Landbobank AS	197,936	21,527,994	0.5%
	Royal Unibrew AS	312,072	17,826,861	0.4%
	Topdanmark AS	367,737	16,972,205	0.4%
	Other Securities		187,427,684	4.2%

	TOTAL DENMARK		284,839,811	6.5%

	FINLAND — (5.3%)
	Huhtamaki Oyj	643,085	23,112,067	0.5%
	Orion Oyj, Class B	676,382	31,125,885	0.7%
	Valmet Oyj	1,002,259	22,794,608	0.5%
	Other Securities		164,215,005	3.8%

	TOTAL FINLAND		241,247,565	5.5%

	FRANCE — (10.4%)
	Gaztransport Et Technigaz SA	161,171	18,750,394	0.4%
	Nexans SA	198,522	18,537,701	0.4%
	Rexel SA	1,687,054	30,105,974	0.7%
*	SOITEC	136,660	17,498,496	0.4%
	SPIE SA	887,677	20,765,906	0.5%
	Other Securities		368,603,169	8.5%

	TOTAL FRANCE		474,261,640	10.9%

	GERMANY — (13.4%)
*	Aareal Bank AG	523,741	16,561,936	0.4%
	Aurubis AG	287,683	18,152,871	0.4%
	Freenet AG	962,168	18,912,546	0.4%
	Hugo Boss AG	426,713	19,653,270	0.5%
	K&S AG	1,269,799	28,035,878	0.7%
	Lanxess AG	577,941	19,544,674	0.5%
	Rheinmetall AG	186,043	30,241,593	0.7%
	Other Securities		460,058,281	10.5%

	TOTAL GERMANY		611,161,049	14.1%

	IRELAND — (1.5%)
	Bank of Ireland Group PLC	5,945,531	42,811,519	1.0%

214

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	IRELAND — (Continued)
	Other Securities		$24,848,912	0.6%

	TOTAL IRELAND		67,660,431	1.6%

	ISRAEL — (3.6%)
	Other Securities		162,740,149	3.7%

	ITALY — (8.4%)
	Banco BPM SpA	10,252,032	31,017,683	0.7%
	Italgas SpA	3,535,826	18,217,452	0.4%
	Leonardo SpA	2,965,480	23,824,938	0.6%
	Other Securities		310,831,433	7.1%

	TOTAL ITALY		383,891,506	8.8%

	NETHERLANDS — (5.6%)
	Aalberts NV	686,131	23,803,028	0.6%
	Arcadis NV	533,103	18,091,946	0.4%
	ASR Nederland NV	672,922	29,630,688	0.7%
	BE Semiconductor Industries NV	405,420	20,662,135	0.5%
#	OCI NV	554,235	21,198,317	0.5%
Ω	Signify NV	711,679	19,717,182	0.5%
	Other Securities		123,236,655	2.7%

	TOTAL NETHERLANDS		256,339,951	5.9%

	NORWAY — (2.4%)
	Other Securities		111,438,926	2.6%

	PORTUGAL — (1.0%)
	Other Securities		43,915,237	1.0%

	SPAIN — (5.7%)
	Banco de Sabadell SA	36,362,876	28,610,453	0.7%
	Bankinter SA	4,326,671	26,171,851	0.6%
#	Enagas SA	1,457,648	23,663,312	0.5%
	Other Securities		184,347,363	4.2%

	TOTAL SPAIN		262,792,979	6.0%

	SWEDEN — (5.9%)
	Other Securities		270,528,558	6.2%

	SWITZERLAND — (16.5%)
	Allreal Holding AG	125,251	17,941,765	0.4%
	Belimo Holding AG	65,574	26,708,771	0.6%
	BKW AG	163,805	19,109,935	0.4%
	Bucher Industries AG	54,335	18,319,886	0.4%
	Clariant AG	1,125,574	18,088,884	0.4%
	DKSH Holding AG	235,948	17,021,421	0.4%
*	Flughafen Zurich AG	147,702	22,913,924	0.5%
	Georg Fischer AG	630,511	34,920,705	0.8%
	Helvetia Holding AG	266,750	26,488,894	0.6%
	PSP Swiss Property AG	340,600	36,386,222	0.8%
	Siegfried Holding AG	32,909	19,590,005	0.5%
Ω	VAT Group AG	114,674	26,180,212	0.6%
	Other Securities		470,666,378	11.0%

	TOTAL SWITZERLAND		754,337,002	17.4%

215

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (0.3%)
Other Securities		$12,849,060	0.3%

TOTAL COMMON STOCKS		4,279,782,528	98.4%

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Other Securities		33,294,751	0.8%

TOTAL INVESTMENT SECURITIES (Cost $4,398,989,975)		4,313,077,279

		Value†
SECURITIES LENDING COLLATERAL — (5.6%)
@§ The DFA Short Term Investment Fund	22,188,427	256,520,399	5.9%

TOTAL INVESTMENTS—(100.0%) (Cost $4,655,611,905)		$4,569,597,678	105.1%

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

		Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Austria	$376,173	$141,188,397	—		$141,564,570
Belgium	792,151	199,421,943	—		200,214,094
Denmark	—	284,839,811	—		284,839,811
Finland	—	241,247,565	—		241,247,565
France	127,704	474,099,006	$34,930		474,261,640
Germany	—	611,161,049	—		611,161,049
Ireland	—	67,660,431	—		67,660,431
Israel	585,758	162,154,391	—		162,740,149
Italy	—	383,891,506	—		383,891,506
Netherlands	—	256,339,951	—		256,339,951
Norway	239,412	111,199,514	—		111,438,926
Portugal	—	43,915,237	—		43,915,237
Spain	—	262,792,979	—		262,792,979
Sweden	704,204	269,824,354	—		270,528,558
Switzerland	—	754,337,002	—		754,337,002
United States	5,487,656	7,361,404	—		12,849,060
Preferred Stocks
Germany	—	33,294,751	—		33,294,751
Securities Lending Collateral	—	256,520,399	—		256,520,399

TOTAL	$8,313,058	$4,561,249,690	$34,930	^	$4,569,597,678

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

216

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (85.9%)
COMMUNICATION SERVICES — (1.1%)
	Other Securities		$15,273,446	1.2%

CONSUMER DISCRETIONARY — (4.7%)
#*	Aritzia, Inc.	461,040	17,881,861	1.5%
	Linamar Corp.	255,634	10,941,402	0.9%
	Other Securities		38,001,319	3.1%

TOTAL CONSUMER DISCRETIONARY			66,824,582	5.5%

CONSUMER STAPLES — (4.2%)
#	North West Co., Inc.	291,156	7,576,232	0.6%
#	Premium Brands Holdings Corp.	227,466	13,419,050	1.1%
	Primo Water Corp.	93,425	1,363,071	0.1%
	Primo Water Corp.	799,922	11,661,064	1.0%
	Other Securities		25,055,883	2.1%

TOTAL CONSUMER STAPLES			59,075,300	4.9%

ENERGY — (24.7%)
*	Advantage Energy Ltd.	1,194,867	9,033,751	0.7%
*	Baytex Energy Corp.	2,341,875	12,720,575	1.0%
#	Birchcliff Energy Ltd.	1,610,417	12,518,307	1.0%
#	Crescent Point Energy Corp.	2,943,000	23,006,533	1.9%
#	Crescent Point Energy Corp.	346,792	2,715,381	0.2%
#	Enerplus Corp.	1,294,755	22,448,059	1.9%
	Enerplus Corp.	28,353	490,790	0.0%
#	Freehold Royalties Ltd.	652,441	8,117,499	0.7%
#	Gibson Energy, Inc.	899,205	15,345,922	1.3%
#*	MEG Energy Corp.	2,167,763	32,412,620	2.7%
*	NuVista Energy Ltd.	1,111,528	11,022,676	0.9%
#	Paramount Resources Ltd., Class A	405,621	8,592,673	0.7%
	Parex Resources, Inc.	774,607	11,815,124	1.0%
	Parkland Corp.	836,660	16,913,140	1.4%
#	Peyto Exploration & Development Corp.	965,837	9,017,834	0.7%
#	PrairieSky Royalty Ltd.	1,182,767	18,370,720	1.5%
	Secure Energy Services, Inc.	1,849,956	9,709,094	0.8%
#	Vermilion Energy, Inc.	716,524	16,719,858	1.4%
	Vermilion Energy, Inc.	233,451	5,441,743	0.5%
#	Whitecap Resources, Inc.	2,696,209	20,899,159	1.7%
	Other Securities		81,074,025	6.7%

TOTAL ENERGY			348,385,483	28.7%

FINANCIALS — (8.0%)
#	Canadian Western Bank	498,863	8,678,426	0.7%
#	CI Financial Corp.	1,010,158	10,113,814	0.8%
	Element Fleet Management Corp.	2,180,348	29,047,834	2.4%
#	Laurentian Bank of Canada	370,975	8,278,078	0.7%
	Other Securities		56,710,772	4.7%

TOTAL FINANCIALS			112,828,924	9.3%

HEALTH CARE — (1.3%)
	Other Securities		18,737,939	1.5%

217

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (9.4%)
*	ATS Automation Tooling Systems, Inc.	416,536	$13,177,745	1.1%
#*	Bombardier, Inc., Class A	13,989	415,455	0.0%
#*	Bombardier, Inc., Class B	435,248	12,782,522	1.1%
#	Boyd Group Services, Inc.	87,102	12,394,461	1.0%
	Finning International, Inc.	809,489	17,213,562	1.4%
	Richelieu Hardware Ltd.	316,493	8,495,724	0.7%
#	Russel Metals, Inc.	345,023	7,146,878	0.6%
#	SNC-Lavalin Group, Inc.	888,433	15,383,811	1.3%
	Other Securities		46,315,708	3.8%

TOTAL INDUSTRIALS			133,325,866	11.0%

INFORMATION TECHNOLOGY — (2.8%)
	Other Securities		39,577,541	3.2%

MATERIALS — (20.5%)
	Alamos Gold, Inc., Class A	2,191,494	17,292,586	1.4%
	Alamos Gold, Inc., Class A	23,683	186,859	0.0%
	B2Gold Corp.	523,630	1,598,929	0.1%
	B2Gold Corp.	4,206,445	12,913,786	1.1%
	Lundin Mining Corp.	1,333,672	6,989,700	0.6%
#	Methanex Corp.	214,217	7,476,800	0.6%
#	Methanex Corp.	126,782	4,423,424	0.4%
	Pan American Silver Corp.	30,283	483,470	0.0%
#	Pan American Silver Corp.	807,720	12,907,366	1.1%
#	SSR Mining, Inc.	847,686	11,672,908	1.0%
	SSR Mining, Inc.	262,936	3,628,517	0.3%
#	Stella-Jones, Inc.	312,231	9,403,485	0.8%
	Turquoise Hill Resources Ltd.	237,010	6,662,351	0.6%
#*	Turquoise Hill Resources Ltd.	259,936	7,319,089	0.6%
#	Yamana Gold, Inc.	3,875,378	17,010,871	1.4%
	Yamana Gold, Inc.	588,814	2,579,005	0.2%
	Other Securities		166,659,300	13.6%

TOTAL MATERIALS			289,208,446	23.8%

REAL ESTATE — (2.3%)
#	Altus Group Ltd.	244,093	8,673,647	0.7%
#	Tricon Residential, Inc.	1,203,306	10,139,797	0.8%
	Tricon Residential, Inc.	103,827	875,262	0.1%
	Other Securities		12,011,086	1.0%

TOTAL REAL ESTATE			31,699,792	2.6%

UTILITIES — (6.9%)
	Atco Ltd., Class I	397,742	12,349,607	1.0%
	Boralex, Inc., Class A	499,461	14,162,424	1.2%
#	Brookfield Infrastructure Corp., Class A	205,538	8,868,171	0.7%
	Capital Power Corp.	724,520	24,250,825	2.0%
#	Innergex Renewable Energy, Inc.	748,951	8,246,239	0.7%
	TransAlta Corp.	1,758,255	15,487,254	1.3%

218

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
UTILITIES — (Continued)
Other Securities			$14,633,883	1.2%

TOTAL UTILITIES			97,998,403	8.1%

TOTAL COMMON STOCKS (Cost $1,129,103,652)			1,212,935,722	99.8%

TOTAL RIGHTS/WARRANTS (Cost $)			0	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,129,103,652)			1,212,935,722

			Value†
SECURITIES LENDING COLLATERAL — (14.1%)
@ §	The DFA Short Term Investment Fund	17,275,482	199,721,843	16.5%

TOTAL INVESTMENTS—(100.0%) (Cost $1,328,909,530)			$1,412,657,565	116.3%

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$11,643,215	$3,630,231	—	$15,273,446
Consumer Discretionary	66,824,582	—	—	66,824,582
Consumer Staples	59,075,300	—	—	59,075,300
Energy	348,385,483	—	—	348,385,483
Financials	112,828,924	—	—	112,828,924
Health Care	18,723,050	14,889	—	18,737,939
Industrials	133,325,866	—	—	133,325,866
Information Technology	39,577,541	—	—	39,577,541
Materials	289,169,935	38,511	—	289,208,446
Real Estate	31,699,792	—	—	31,699,792
Utilities	97,998,403	—	—	97,998,403
Securities Lending Collateral	—	199,721,843	—	199,721,843

TOTAL	$1,209,252,091	$203,405,474	—	$1,412,657,565

See accompanying Notes to Financial Statements.

219

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (96.1%)
	BRAZIL — (4.5%)
	Petroleo Brasileiro SA	2,733,556	$17,601,021	0.4%
	Petroleo Brasileiro SA, Sponsored ADR	511,889	5,891,842	0.1%
	Petroleo Brasileiro SA, Sponsored ADR	227,883	2,921,460	0.1%
	Vale SA	2,364,713	30,731,421	0.8%
	Other Securities		124,887,653	3.2%

	TOTAL BRAZIL		182,033,397	4.6%

	CHILE — (0.5%)
	Other Securities		21,724,736	0.5%

	CHINA — (23.4%)
*	Alibaba Group Holding Ltd.	714,100	5,552,061	0.2%
*	Alibaba Group Holding Ltd., Sponsored ADR	835,875	53,144,932	1.4%
*	Baidu, Inc., Class A	1,268,100	12,157,268	0.3%
	Bank of China Ltd., Class H	43,912,181	14,143,111	0.4%
	China Construction Bank Corp., Class H	59,766,590	31,717,427	0.8%
	China Resources Land Ltd.	4,798,666	15,013,985	0.4%
	CSPC Pharmaceutical Group Ltd.	11,629,200	11,945,066	0.3%
	Industrial & Commercial Bank of China Ltd., Class H	30,774,185	13,361,085	0.4%
	Lenovo Group Ltd.	13,043,278	10,424,287	0.3%
*Ω	Meituan, Class B	1,133,000	18,139,936	0.5%
#	NetEase, Inc., ADR	193,704	10,773,816	0.3%
	Ping An Insurance Group Co. of China Ltd., Class H	3,693,500	14,786,523	0.4%
	Tencent Holdings Ltd.	3,556,400	93,450,715	2.4%
#*Ω	Xiaomi Corp., Class B	12,403,400	13,929,917	0.4%
#	Yum China Holdings, Inc.	363,986	15,050,821	0.4%
	Other Securities		618,214,698	14.9%

	TOTAL CHINA		951,805,648	23.8%

	COLOMBIA — (0.1%)
	Other Securities		5,030,142	0.1%

	CZECH REPUBLIC — (0.2%)
	Other Securities		7,199,868	0.2%

	EGYPT — (0.0%)
	Other Securities		1,920,708	0.1%

	GREECE — (0.3%)
	Other Securities		13,238,603	0.3%

	HUNGARY — (0.2%)
	Other Securities		8,953,846	0.2%

	INDIA — (18.0%)
	Axis Bank Ltd.	1,721,283	18,876,411	0.5%
	Bajaj Finance Ltd.	131,798	11,395,650	0.3%
	Bharti Airtel Ltd.	1,493,167	15,016,466	0.4%
	HDFC Bank Ltd.	1,512,827	27,440,778	0.7%
	Hindalco Industries Ltd.	2,222,008	10,881,758	0.3%
	Hindustan Unilever Ltd.	440,646	13,635,504	0.3%
	Housing Development Finance Corp. Ltd.	698,934	20,898,952	0.5%
	ICICI Bank Ltd.	1,390,129	15,285,795	0.4%

220

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
# ICICI Bank Ltd., Sponsored ADR	649,989	$14,325,747	0.4%
Infosys Ltd.	1,779,532	33,201,533	0.8%
# Infosys Ltd., Sponsored ADR	500,328	9,371,143	0.2%
JSW Steel Ltd.	1,422,439	11,597,295	0.3%
Mahindra & Mahindra Ltd.	905,189	14,787,857	0.4%
Reliance Industries Ltd.	1,374,995	42,364,653	1.1%
Tata Consultancy Services Ltd.	572,990	22,023,536	0.6%
* Tata Motors Ltd.	2,234,196	11,170,004	0.3%
Tata Steel Ltd.	11,675,250	14,256,387	0.4%
Other Securities		425,896,974	10.5%

TOTAL INDIA		732,426,443	18.4%

INDONESIA — (2.4%)
Bank Central Asia Tbk PT	30,668,300	17,336,096	0.4%
Other Securities		80,236,504	2.0%

TOTAL INDONESIA		97,572,600	2.4%

MALAYSIA — (1.7%)
Other Securities		70,536,471	1.8%

MEXICO — (2.6%)
America Movil SAB de CV	17,462,580	16,481,615	0.4%
Grupo Financiero Banorte SAB de CV, Class O	1,806,062	14,702,455	0.4%
Other Securities		72,766,011	1.8%

TOTAL MEXICO		103,950,081	2.6%

PERU — (0.2%)
Other Securities		6,210,439	0.2%

PHILIPPINES — (0.8%)
Other Securities		31,534,552	0.8%

POLAND — (0.6%)
Other Securities		25,584,214	0.6%

QATAR — (1.0%)
Qatar National Bank QPSC	2,505,254	13,717,886	0.3%
Other Securities		28,854,876	0.8%

TOTAL QATAR		42,572,762	1.1%

SAUDI ARABIA — (4.7%)
* Al Rajhi Bank	1,085,108	24,605,766	0.6%
* Saudi Arabian Mining Co.	512,286	11,402,576	0.3%
Saudi National Bank	945,913	14,950,375	0.4%
Saudi Telecom Co.	1,007,500	10,824,373	0.3%
Other Securities		131,529,877	3.2%

TOTAL SAUDI ARABIA		193,312,967	4.8%

SOUTH AFRICA — (3.5%)
MTN Group Ltd.	1,570,195	11,097,278	0.3%
Other Securities		129,896,408	3.2%

TOTAL SOUTH AFRICA		140,993,686	3.5%

221

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (11.7%)
KB Financial Group, Inc.	309,585	$10,417,236	0.3%
Samsung Electronics Co. Ltd.	3,140,501	130,707,098	3.3%
SK Hynix, Inc.	384,714	22,271,674	0.6%
Other Securities		310,821,368	7.7%

TOTAL SOUTH KOREA		474,217,376	11.9%

TAIWAN — (15.0%)
Hon Hai Precision Industry Co. Ltd.	5,794,322	18,403,209	0.5%
# MediaTek, Inc.	799,995	14,582,464	0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	13,416,808	161,299,590	4.0%
Other Securities		415,194,442	10.4%

TOTAL TAIWAN		609,479,705	15.3%

THAILAND — (2.5%)
Other Securities		100,451,044	2.5%

TURKEY — (0.7%)
Other Securities		28,045,003	0.7%

UNITED ARAB EMIRATES — (1.5%)
Emirates Telecommunications Group Co. PJSC	1,754,520	12,330,867	0.3%
Other Securities		50,250,860	1.3%

TOTAL UNITED ARAB EMIRATES		62,581,727	1.6%

UNITED STATES — (0.0%)
Other Security		1,338,052	0.0%

TOTAL COMMON STOCKS		3,912,714,070	98.0%

PREFERRED STOCKS — (1.3%)
BRAZIL — (1.2%)
Itau Unibanco Holding SA	2,317,176	13,637,044	0.4%
Petroleo Brasileiro SA	2,952,047	17,036,206	0.4%
Other Securities		18,830,811	0.5%

TOTAL BRAZIL		49,504,061	1.3%

CHILE — (0.0%)
Other Security		753,310	0.0%

COLOMBIA — (0.1%)
Other Securities		762,616	0.0%

SOUTH KOREA — (0.0%)
Other Security		39,130	0.0%

TAIWAN — (0.0%)
Other Security		276,224	0.0%

TOTAL PREFERRED STOCKS		51,335,341	1.3%

RIGHTS/WARRANTS — (0.0%)
MALAYSIA — (0.0%)
Other Security		16,218	0.0%

222

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (0.0%)
Other Security		$39,126	0.0%

TAIWAN — (0.0%)
Other Security		59,429	0.0%

TOTAL RIGHTS/WARRANTS		114,773	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,031,692,639)		3,964,164,184

		Value†
SECURITIES LENDING COLLATERAL — (2.6%)
@§ The DFA Short Term Investment Fund	9,232,721	106,739,492	2.7%

TOTAL INVESTMENTS—(100.0%) (Cost $3,138,466,170)		$4,070,903,676	102.0%

As of October 31, 2022, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	644	12/16/22	$29,866,714	$27,485,920	$(2,380,794)
S&P 500® Emini Index	73	12/16/22	13,941,096	14,172,950	231,854

Total Futures Contracts			$43,807,810	$41,658,870	$(2,148,940)

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$182,023,797	$9,600	—	$182,033,397
Chile	11,803,006	9,921,730	—	21,724,736
China	123,031,320	828,774,328	—	951,805,648
Colombia	4,717,484	312,658	—	5,030,142
Czech Republic	—	7,199,868	—	7,199,868
Egypt	1,962	1,918,746	—	1,920,708
Greece	10,252	13,217,128	$11,223	13,238,603
Hungary	—	8,953,846	—	8,953,846
India	31,593,723	700,832,720	—	732,426,443
Indonesia	—	97,572,600	—	97,572,600
Malaysia	—	70,536,471	—	70,536,471
Mexico	103,950,081	—	—	103,950,081
Peru	6,210,439	—	—	6,210,439
Philippines	548,996	30,985,556	—	31,534,552
Poland	—	25,584,214	—	25,584,214
Qatar	—	42,572,762	—	42,572,762
Saudi Arabia	—	193,312,967	—	193,312,967
South Africa	22,218,169	118,775,517	—	140,993,686
South Korea	4,855,920	469,361,456	—	474,217,376
Taiwan	4,177,320	605,295,946	6,439	609,479,705
Thailand	98,389,048	2,061,996	—	100,451,044

223

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Turkey	—	$28,045,003	—	$28,045,003
United Arab Emirates	—	62,581,727	—	62,581,727
United States	—	1,338,052	—	1,338,052
Preferred Stocks
Brazil	$49,504,061	—	—	49,504,061
Chile	—	753,310	—	753,310
Colombia	762,616	—	—	762,616
South Korea	—	39,130	—	39,130
Taiwan	—	276,224	—	276,224
Rights/Warrants
Malaysia	—	16,218	—	16,218
South Korea	—	39,126	—	39,126
Taiwan	—	59,429	—	59,429
Securities Lending Collateral	—	106,739,492	—	106,739,492
Futures Contracts**	(2,148,940)	—	—	(2,148,940)

TOTAL	$641,649,254	$3,427,087,820	$17,662^	$4,068,754,736

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

224

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (97.3%)
	BELGIUM — (0.0%)
	Other Security		$14,557	0.0%

	BRAZIL — (5.7%)
	TOTVS SA	1,646,258	10,568,178	0.3%
	Transmissora Alianca de Energia Eletrica SA	1,318,523	10,258,724	0.3%
	Other Securities		181,842,977	5.2%

TOTAL BRAZIL			202,669,879	5.8%

	CHILE — (0.6%)
	Other Securities		22,580,410	0.6%

	CHINA — (21.9%)
	BYD Electronic International Co. Ltd.	1,940,500	5,639,059	0.2%
	China Conch Venture Holdings Ltd.	4,615,500	6,807,382	0.2%
	China Medical System Holdings Ltd.	5,342,500	5,838,944	0.2%
	China Merchants Port Holdings Co. Ltd.	4,575,230	5,363,986	0.2%
	China Power International Development Ltd.	18,883,333	5,457,077	0.2%
	Chinasoft International Ltd.	9,542,000	6,322,273	0.2%
	Far East Horizon Ltd.	6,976,000	5,387,074	0.2%
	Hengan International Group Co. Ltd.	2,254,500	8,741,258	0.3%
#*	JinkoSolar Holding Co. Ltd., ADR	157,507	7,478,432	0.2%
	Kingboard Holdings Ltd.	2,624,421	6,478,798	0.2%
	Kingsoft Corp. Ltd.	3,307,600	10,015,883	0.3%
	Kunlun Energy Co. Ltd.	12,020,000	7,183,987	0.2%
	Minth Group Ltd.	2,963,000	5,842,632	0.2%
	Shandong Weigao Group Medical Polymer Co. Ltd.,
	Class H	6,050,400	8,336,151	0.3%
	Sinopharm Group Co. Ltd., Class H	3,677,200	6,976,059	0.2%
Ω	Yadea Group Holdings Ltd.	4,400,000	6,718,272	0.2%
	Other Securities		674,286,363	18.7%

TOTAL CHINA.			782,873,630	22.2%

	COLOMBIA — (0.1%)
	Other Securities		3,508,664	0.1%

	GREECE — (0.4%)
	Other Securities		12,870,333	0.4%

	HONG KONG — (0.0%)
	Other Securities		603,989	0.0%

	HUNGARY — (0.0%)
	Other Securities		1,366,524	0.0%

	INDIA — (19.2%)
	Adani Enterprises Ltd.	132,085	5,349,994	0.2%
*	Adani Power Ltd.	1,298,946	5,278,915	0.2%
*	Adani Transmission Ltd.	257,725	10,446,809	0.3%
	AIA Engineering Ltd.	176,351	5,759,750	0.2%
	Atul Ltd.	55,580	5,679,275	0.2%
	Crompton Greaves Consumer Electricals Ltd.	1,633,503	7,149,511	0.2%
	Federal Bank Ltd.	5,370,459	8,537,661	0.3%
*	Fortis Healthcare Ltd.	1,720,585	5,777,317	0.2%

225

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	INDIA — (Continued)
	Gujarat Fluorochemicals Ltd.	132,935	$6,079,642	0.2%
	Indian Hotels Co. Ltd.	2,496,258	10,070,893	0.3%
	KPIT Technologies Ltd.	689,000	5,930,463	0.2%
	Persistent Systems Ltd.	209,899	9,370,830	0.3%
	Phoenix Mills Ltd.	331,488	5,729,067	0.2%
	Schaeffler India Ltd.	160,300	5,371,315	0.2%
	Supreme Industries Ltd.	209,572	5,492,082	0.2%
	Tata Elxsi Ltd.	72,466	6,148,163	0.2%
	Tube Investments of India Ltd.	410,776	13,507,760	0.4%
	Zee Entertainment Enterprises Ltd.	2,035,315	6,463,376	0.2%
	Other Securities		558,019,401	15.3%

TOTAL INDIA			686,162,224	19.5%

	INDONESIA — (2.4%)
	Other Securities		84,409,677	2.4%

	MALAYSIA — (1.6%)
	Other Securities		58,092,744	1.7%

	MEXICO — (3.1%)
Ω	Banco del Bajio SA	2,573,919	7,246,414	0.2%
	Grupo Comercial Chedraui SA de CV	1,754,925	7,093,925	0.2%
*	Grupo Simec SAB de CV, Class B	954,497	9,538,707	0.3%
*	Industrias CH SAB de CV, Class B	1,752,132	19,365,158	0.6%
	La Comer SAB de CV	3,003,626	5,518,194	0.2%
	Other Securities		63,096,833	1.7%

TOTAL MEXICO			111,859,231	3.2%

	PHILIPPINES — (1.0%)
	Other Securities		36,898,462	1.1%

	POLAND — (0.9%)
	Grupa Kety SA	54,943	5,668,090	0.2%
	Other Securities		26,522,826	0.7%

TOTAL POLAND			32,190,916	0.9%

	QATAR — (0.9%)
	Other Securities		31,471,396	0.9%

	SAUDI ARABIA — (3.9%)
*	Dar Al Arkan Real Estate Development Co.	1,798,980	6,436,392	0.2%
	Other Securities		132,119,560	3.7%

TOTAL SAUDI ARABIA			138,555,952	3.9%

	SOUTH AFRICA — (3.8%)
	Foschini Group Ltd.	907,837	5,675,989	0.2%
	Woolworths Holdings Ltd.	2,234,195	7,661,480	0.2%
	Other Securities		122,354,989	3.5%

TOTAL SOUTH AFRICA			135,692,458	3.9%

	SOUTH KOREA — (11.3%)
	Other Securities		402,710,105	11.4%

226

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (15.7%)
TA Chen Stainless Pipe	4,850,504	$5,667,713	0.2%
Taichung Commercial Bank Co. Ltd.	15,973,893	6,212,649	0.2%
Other Securities		548,850,145	15.5%

TOTAL TAIWAN.		560,730,507	15.9%

THAILAND — (2.6%)
Other Securities		93,749,823	2.7%

TURKEY — (1.3%)
#* Sasa Polyester Sanayi AS	1,429,621	9,207,695	0.3%
Other Securities		37,953,231	1.0%

TOTAL TURKEY		47,160,926	1.3%

UNITED ARAB EMIRATES — (0.9%)
Abu Dhabi Islamic Bank PJSC	2,965,487	7,672,903	0.2%
Other Securities		25,577,712	0.7%

TOTAL UNITED ARAB EMIRATES		33,250,615	0.9%

TOTAL COMMON STOCKS		3,479,423,022	98.8%

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.8%)
Unipar Carbocloro SA	265,449	5,487,809	0.2%
Other Securities		21,750,780	0.6%

TOTAL BRAZIL		27,238,589	0.8%

CHILE — (0.0%)
Other Securities		707,061	0.0%

COLOMBIA — (0.0%)
Other Security		51,644	0.0%

PHILIPPINES — (0.0%)
Other Security		400,488	0.0%

THAILAND — (0.1%)
Other Security		1,341,790	0.1%

TOTAL PREFERRED STOCKS		29,739,572	0.9%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		36,347	0.0%

INDIA — (0.0%)
Other Security		149,656	0.0%

INDONESIA — (0.0%)
Other Security		3,503	0.0%

MALAYSIA — (0.0%)
Other Security		26,642	0.0%

227

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SAUDI ARABIA — (0.0%)
Other Security		$115,159	0.0%

SOUTH KOREA — (0.0%)
Other Securities		1,889	0.0%

TAIWAN — (0.0%)
Other Securities		22,016	0.0%

THAILAND — (0.0%)
Other Securities		591	0.0%

TOTAL RIGHTS/WARRANTS		355,803	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,641,873,380)		3,509,518,397

		Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	5,706,428	65,972,009	1.8%

TOTAL INVESTMENTS—(100.0%) (Cost $3,707,870,867)		$3,575,490,406	101.5%

As of October 31, 2022, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	572	12/16/22	$27,594,377	$24,412,960	$(3,181,417)

Total Futures Contracts			$27,594,377	$24,412,960	$(3,181,417)

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$14,557	—	$14,557
Brazil	$200,556,578	2,113,301	—	202,669,879
Chile	56,743	22,523,667	—	22,580,410
China	30,708,728	744,535,093	$7,629,809	782,873,630
Colombia	2,857,262	651,402	—	3,508,664
Greece	47,143	12,823,190	—	12,870,333
Hong Kong	—	603,989	—	603,989
Hungary	—	1,366,524	—	1,366,524
India	328,042	685,825,728	8,454	686,162,224
Indonesia	211,331	83,744,145	454,201	84,409,677
Malaysia	—	58,091,500	1,244	58,092,744
Mexico	105,709,485	6,131,488	18,258	111,859,231
Philippines	—	36,892,926	5,536	36,898,462
Poland	—	32,190,916	—	32,190,916
Qatar	—	31,471,396	—	31,471,396
Saudi Arabia	495,984	138,059,968	—	138,555,952

228

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
South Africa	$4,776,263	$130,916,195	—	$135,692,458
South Korea	30,295	400,895,469	$1,784,341	402,710,105
Taiwan	499,088	559,929,711	301,708	560,730,507
Thailand	91,364,773	2,379,782	5,268	93,749,823
Turkey	—	47,160,926	—	47,160,926
United Arab Emirates	—	33,250,615	—	33,250,615
Preferred Stocks
Brazil	27,142,205	96,384	—	27,238,589
Chile	—	707,061	—	707,061
Colombia	51,644	—	—	51,644
Philippines	—	400,488	—	400,488
Thailand	1,341,790	—	—	1,341,790
Rights/Warrants
Brazil	—	36,347	—	36,347
India	—	149,656	—	149,656
Indonesia	—	3,503	—	3,503
Malaysia	—	26,642	—	26,642
Saudi Arabia	—	115,159	—	115,159
South Korea	—	1,889	—	1,889
Taiwan	—	22,016	—	22,016
Thailand	—	591	—	591
Securities Lending Collateral	—	65,972,009	—	65,972,009
Futures Contracts**	(3,181,417)	—	—	(3,181,417)

TOTAL	$462,995,937	$3,099,104,233	$10,208,819^	$3,572,308,989

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

229

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands)

	The DFA International Value Series*	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*
ASSETS:
Investment Securities at Value (including $520,457, $134,496, $112,812 and $27,667 of securities on loan, respectively)	$10,277,007	$2,493,001	$1,190,549	$1,160,537
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $483,046, $55,564, $17,312 and $29,475,respectively)	482,853	55,545	17,305	29,468
Segregated Cash for Futures Contracts	8,420	—	—	—
Foreign Currencies at Value	128,438	174	1,718	1,035
Cash	37,517	975	210	8
Receivables:
Investment Securities Sold	5,068	4,450	126	1,867
Dividends, Interest and Tax Reclaims	77,741	23,051	1,315	5,013
Securities Lending Income	367	164	337	20
Unrealized Gain on Foreign Currency Contracts	—	4	5	—
Prepaid Expenses and Other Assets	1	—	—	—

Total Assets	11,017,412	2,577,364	1,211,565	1,197,948

LIABILITIES:
Payables:
Upon Return of Securities Loaned	486,408	56,630	17,192	29,920
Investment Securities Purchased	—	—	148	—
Due to Advisor	1,732	215	102	96
Futures Margin Variation	1,659	—	—	—
Accrued Expenses and Other Liabilities	480	176	102	85

Total Liabilities	490,279	57,021	17,544	30,101

NET ASSETS	$10,527,133	$2,520,343	$1,194,021	$1,167,847

Investment Securities at Cost	$10,555,431	$2,854,129	$1,539,797	$1,400,293

Foreign Currencies at Cost	$130,216	$175	$1,705	$1,040

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

230

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands)

	The Continental Small Company Series*	The Canadian Small Company Series*	The Emerging Markets Series*	The Emerging Markets Small Cap Series*
ASSETS:
Investment Securities at Value (including $232,134, $211,169, $181,828 and $272,505 of securities on loan, respectively)	$4,313,078	$1,212,936	$3,964,164	$3,509,518
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $256,622, $199,806, $106,774 and $65,997,respectively)	256,520	199,722	106,739	65,972
Segregated Cash for Futures Contracts	—	—	2,116	1,231
Foreign Currencies at Value	1,400	1,520	41,719	25,680
Cash	526	—	76,319	9,943
Receivables:
Investment Securities Sold	14,246	22,504	1,311	3,266
Dividends, Interest and Tax Reclaims	28,879	719	3,308	3,828
Securities Lending Income	375	166	353	1,123
Futures Margin Variation	—	—	529	—
Unrealized Gain on Foreign Currency Contracts	—	—	42	3
Prepaid Expenses and Other Assets	—	1	2	—

Total Assets	4,615,024	1,437,568	4,196,602	3,620,564

LIABILITIES:
Payables:
Due to Custodian	—	122	—	—
Upon Return of Securities Loaned	267,759	222,227	91,531	67,037
Investment Securities Purchased	—	—	74,714	1,675
Due to Advisor	354	100	341	615
Futures Margin Variation	—	—	—	58
Unrealized Loss on Foreign Currency Contracts	—	—	13	—
Deferred Taxes Payable	—	—	37,032	29,704
Accrued Expenses and Other Liabilities	348	59	543	556

Total Liabilities	268,461	222,508	204,174	99,645

NET ASSETS	$4,346,563	$1,215,060	$3,992,428	$3,520,919

Investment Securities at Cost	$4,398,990	$1,129,104	$3,031,693	$3,641,873

Foreign Currencies at Cost	$1,406	$1,516	$42,155	$25,839

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

231

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	The DFA International Value Series#	The Japanese Small Company Series#	The Asia Pacific Small Company Series#	The United Kingdom Small Company Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $54,334, $8,447, $724 and $332, respectively)	$528,788	$76,219	$63,499	$63,674
Income from Securities Lending	4,573	1,562	4,162	102

Total Investment Income	533,361	77,781	67,661	63,776

Expenses
Investment Management Fees	23,325	2,900	1,555	1,523
Accounting & Transfer Agent Fees	2	—	4	—
Custodian Fees	1,012	419	272	106
Shareholders’ Reports	25	18	17	17
Directors’/Trustees’ Fees & Expenses	54	13	7	6
Professional Fees	275	39	19	20
Other	353	93	49	49

Total Expenses	25,046	3,482	1,923	1,721

Fees Paid Indirectly (Note C)	373	23	5	12

Net Expenses	24,673	3,459	1,918	1,709

Net Investment Income (Loss)	508,688	74,322	65,743	62,067

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	6,848	5,574	33,519	(4,763)
Affiliated Investment Companies Shares Sold	36	(8)	(10)	(3)
Futures	(16,735)	—	349	—
Foreign Currency Transactions	(13,407)	(5,554)	(731)	(1,687)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,198,406)	(862,888)	(565,107)	(665,322)
Affiliated Investment Companies Shares	(280)	(32)	(12)	(11)
Futures	2,503	—	—	—
Translation of Foreign Currency-Denominated Amounts	(4,633)	(284)	(8)	(66)

Net Realized and Unrealized Gain (Loss)	(2,224,074)	(863,192)	(532,000)	(671,852)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,715,386)	$(788,870)	$(466,257)	$(609,785)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

232

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	The Continental Small Company Series#	The Canadian Small Company Series#	The Emerging Markets Series#	The Emerging Markets Small Cap Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $22,430, $5,523, $21,392 and $17,193, respectively)	$154,725	$39,740	$173,353	$125,202
Income from Securities Lending	5,905	1,683	4,430	16,583

Total Investment Income	160,630	41,423	177,783	141,785

Expenses
Investment Management Fees	5,401	1,333	5,202	8,948
Accounting & Transfer Agent Fees	8	7	—	—
Custodian Fees	1,013	76	2,474	2,145
Shareholders’ Reports	21	17	21	19
Directors’/Trustees’ Fees & Expenses	21	6	22	19
Professional Fees	144	14	131	237
Other	180	37	291	352

Total Expenses	6,788	1,490	8,141	11,720

Fees Paid Indirectly (Note C)	29	9	124	98

Net Expenses	6,759	1,481	8,017	11,622

Net Investment Income (Loss)	153,871	39,942	169,766	130,163

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	53,125	84,639	37,299	106,869
Affiliated Investment Companies Shares Sold	(59)	(66)	(29)	(18)
Futures	—	27	(15,196)	(6,942)
Foreign Currency Transactions	(2,690)	(101)	(2,541)	(2,550)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,054,707)	(295,189)	(1,639,645)	(1,297,378)
Affiliated Investment Companies Shares	(130)	(101)	(47)	(41)
Futures	—	—	(1,197)	(3,235)
Translation of Foreign Currency-Denominated Amounts	(3,148)	(9)	8	80

Net Realized and Unrealized Gain (Loss)	(2,007,609)	(210,800)	(1,621,348)	(1,203,215)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,853,738)	$(170,858)	$(1,451,582)	$(1,073,052)

**	Net of foreign capital gain taxes withheld of $0, $0, $4,922 and $9,059, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

233

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International		The Japanese Small		The Asia Pacific Small
	Value Series		Company Series		Company Series
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$508,688	$420,963	$74,322	$67,580	$65,743	$62,661
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	6,848	468,390	5,574	106,212	33,519	188,465
Affiliated Investment Companies Shares Sold	36	(27)	(8)	4	(10)	(3)
Futures	(16,735)	29,155	—	—	349	—
Foreign Currency Transactions	(13,407)	4,495	(5,554)	(32)	(731)	(238)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,198,406)	3,710,810	(862,888)	204,124	(565,107)	322,334
Affiliated Investment Companies Shares	(280)	(30)	(32)	(6)	(12)	(1)
Futures	2,503	5,251	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	(4,633)	(1,694)	(284)	(657)	(8)	8

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,715,386)	4,637,313	(788,870)	377,225	(466,257)	573,226

Transactions in Interest:
Contributions	1,269,316	152,792	112,114	441,236	49,404	105,831
Withdrawals.	(1,324,290)	(1,974,162)	(219,045)	(345,470)	(212,093)	(383,104)

Net Increase (Decrease) from Transactions in Interest	(54,974)	(1,821,370)	(106,931)	95,766	(162,689)	(277,273)

Total Increase (Decrease) in Net Assets	(1,770,360)	2,815,943	(895,801)	472,991	(628,946)	295,953
Net Assets
Beginning of Year	12,297,493	9,481,550	3,416,144	2,943,153	1,822,967	1,527,014

End of Year	$10,527,133	$12,297,493	$2,520,343	$3,416,144	$1,194,021	$1,822,967

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

234

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small		The Continental Small		The Canadian Small
	Company Series		Company Series		Company Series
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$62,067	$43,588	$153,871	$125,991	$39,942	$24,914
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(4,763)	99,258	53,125	392,015	84,639	167,819
Affiliated Investment Companies Shares Sold	(3)	1	(59)	2	(66)	(11)
Futures	—	(120)	—	—	27	42
Foreign Currency Transactions	(1,687)	291	(2,690)	(1,344)	(101)	445
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(665,322)	602,698	(2,054,707)	1,753,296	(295,189)	390,372
Affiliated Investment Companies Shares	(11)	(3)	(130)	(21)	(101)	(6)
Translation of Foreign Currency-Denominated Amounts	(66)	25	(3,148)	(445)	(9)	3

Net Increase (Decrease) in Net Assets Resulting from Operations	(609,785)	745,738	(1,853,738)	2,269,494	(170,858)	583,578

Transactions in Interest:
Contributions	38,338	46,399	179,167	513,046	51,681	164,451
Withdrawals	(157,982)	(370,643)	(517,971)	(845,380)	(117,171)	(267,504)

Net Increase (Decrease) from Transactions in Interest	(119,644)	(324,244)	(338,804)	(332,334)	(65,490)	(103,053)

Total Increase (Decrease) in Net Assets	(729,429)	421,494	(2,192,542)	1,937,160	(236,348)	480,525
Net Assets
Beginning of Year	1,897,276	1,475,782	6,539,105	4,601,945	1,451,408	970,883

End of Year	$1,167,847	$1,897,276	$4,346,563	$6,539,105	$1,215,060	$1,451,408

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

235

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets		The Emerging Markets
	Series		Small Cap Series
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$169,766	$157,220	$130,163	$134,168
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	37,299	399,802	106,869	591,471
Affiliated Investment Companies Shares Sold	(29)	—	(18)	(4)
Futures	(15,196)	13,167	(6,942)	5,812
Foreign Currency Transactions	(2,541)	(3,699)	(2,550)	(3,794)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,639,645)	694,801	(1,297,378)	925,173
Affiliated Investment Companies Shares	(47)	(10)	(41)	(6)
Futures	(1,197)	(990)	(3,235)	(191)
Translation of Foreign Currency-Denominated Amounts	8	(9)	80	(6)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,451,582)	1,260,282	(1,073,052)	1,652,623

Transactions in Interest:
Contributions	434,631	553,796	283,303	95,865
Withdrawals	(1,299,951)	(1,229,073)	(818,051)	(1,526,723)

Net Increase (Decrease) from Transactions in Interest	(865,320)	(675,277)	(534,748)	(1,430,858)

Total Increase (Decrease) in Net Assets	(2,316,902)	585,005	(1,607,800)	221,765
Net Assets
Beginning of Year	6,309,330	5,724,325	5,128,719	4,906,954

End of Year	$3,992,428	$6,309,330	$3,520,919	$5,128,719

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $4,922 and $9,059, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $50 and $2,309, respectively.

See accompanying Notes to Financial Statements.

236

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series					The Japanese Small Company Series
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Total Return	(13.82%)	51.09%	(18.68%)	3.60%	(8.10%)	(23.60%)	13.08%	(1.93%)	4.47%	(7.46%)

Net Assets, End of Year (thousands)	$10,527,133	$12,297,493	$9,481,550	$12,420,850	$12,153,340	$2,520,343	$3,416,144	$2,943,153	$3,748,177	$3,834,097
Ratio of Expenses to Average Net Assets	0.21%	0.22%	0.21%	0.21%	0.22%	0.12%	0.12%	0.13%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21%	0.22%	0.22%	0.22%	0.22%	0.12%	0.12%	0.13%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	4.36%	3.50%	2.77%	3.92%	3.21%	2.56%	2.11%	2.13%	2.32%	1.90%
Portfolio Turnover Rate	15%	9%	12%	16%	20%	11%	11%	5%	12%	17%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

237

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series					The United Kingdom Small Company Series
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Total Return	(26.65%)	38.31%	0.14%	5.27%	(8.14%)	(33.34%)	51.93%	(14.87%)	10.67%	(8.90%)

Net Assets, End of Year (thousands)	$1,194,021	$1,822,967	$1,527,014	$1,641,843	$1,730,371	$1,167,847	$1,897,276	$1,475,782	$2,277,451	$2,188,825
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.13%	0.13%	0.13%	0.11%	0.12%	0.12%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%	0.12%	0.13%	0.13%	0.13%	0.11%	0.12%	0.12%	0.12%	0.11%
Ratio of Net Investment Income to Average Net Assets	4.23%	3.42%	4.21%	4.11%	3.96%	4.07%	2.27%	2.38%	3.43%	3.23%
Portfolio Turnover Rate	19%	19%	18%	18%	18%	14%	12%	9%	18%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

238

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Continental Small Company Series					The Canadian Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018
Total Return	(29.07%)	51.24%	(2.23%)	8.43%	(10.78%)	(12.52%)	59.72%	6.02%	1.00%	(10.44%)

Net Assets, End of Year (thousands)	$4,346,563	$6,539,105	$4,601,945	$5,607,495	$5,422,260	$1,215,060	$1,451,408	$970,883	$1,148,615	$1,146,811
Ratio of Expenses to Average Net Assets	0.13%	0.12%	0.12%	0.12%	0.12%	0.11%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.13%	0.12%	0.12%	0.13%	0.12%	0.11%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.85%	2.11%	2.15%	2.74%	2.51%	3.00%	1.90%	2.08%	2.37%	2.11%
Portfolio Turnover Rate	11%	17%	8%	17%	15%	15%	27%	18%	12%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

239

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series					The Emerging Markets Small Cap Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018
Total Return	(25.79%)	22.22%	2.67%	11.40%	(11.83%)	(22.31%)	36.03%	1.25%	13.47%	(16.06%)

Net Assets, End of Year (thousands)	$3,992,428	$6,309,330	$5,724,325	$6,034,162	$5,469,649	$3,520,919	$5,128,719	$4,906,954	$6,430,367	$6,306,302
Ratio of Expenses to Average Net Assets	0.15%	0.15%	0.13%	0.14%	0.14%	0.26%	0.27%	0.25%	0.24%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.16%	0.15%	0.14%	0.15%	0.14%	0.26%	0.27%	0.26%	0.25%	0.24%
Ratio of Net Investment Income to Average Net Assets	3.26%	2.42%	2.38%	3.04%	2.40%	2.91%	2.47%	2.64%	2.90%	2.77%
Portfolio Turnover Rate	10%	19%	22%	9%	12%	12%	16%	18%	12%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), The Trust consists of ten operational portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

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The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

242

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2022, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

243

Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the year ended October 31, 2022, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
The DFA International Value Series	$373
The Japanese Small Company Series	23
The Asia Pacific Small Company Series	5
The United Kingdom Small Company Series	12
The Continental Small Company Series	29
The Canadian Small Company Series	9
The Emerging Markets Series	124
The Emerging Markets Small Cap Series	98

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2022, the total related amounts paid by the Trust to the CCO were $28 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2022, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$132
The Japanese Small Company Series	35
The Asia Pacific Small Company Series	16
The United Kingdom Small Company Series	23
The Continental Small Company Series	25
The Canadian Small Company Series	7
The Emerging Markets Series	54
The Emerging Markets Small Cap Series	48

E. Purchases and Sales of Securities:

For the year ended October 31, 2022, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The DFA International Value Series	$2,114,747	$1,740,164
The Japanese Small Company Series	$321,472	$359,611
The Asia Pacific Small Company Series	$291,315	$329,566
The United Kingdom Small Company Series	$224,491	$206,460
The Continental Small Company Series	$577,020	$760,337
The Canadian Small Company Series	$206,110	$202,538

244

	Purchases	Sales
The Emerging Markets Series	$518,861	$1,244,835
The Emerging Markets Small Cap Series	$533,168	$954,259

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$495,353	$4,952,552	$4,964,808	$36	$(280)	$482,853	41,766	$5,866	—

Total	$495,353	$4,952,552	$4,964,808	$36	$(280)	$482,853	41,766	$5,866	—

The Japanese Small Company Series
The DFA Short Term Investment Fund	$61,490	$427,535	$433,440	$(8)	$(32)	$55,545	4,805	$583	—

Total	$61,490	$427,535	$433,440	$(8)	$(32)	$55,545	4,805	$583	—

The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$40,607	$119,787	$143,067	$(10)	$(12)	$17,305	1,497	$213	—

Total	$40,607	$119,787	$143,067	$(10)	$(12)	$17,305	1,497	$213	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$15,631	$98,187	$84,336	$(3)	$(11)	$29,468	2,549	$151	—

Total	$15,631	$98,187	$84,336	$(3)	$(11)	$29,468	2,549	$151	—

The Continental Small Company Series
The DFA Short Term Investment Fund	$297,271	$1,289,178	$1,329,740	$(59)	$(130)	$256,520	22,188	$3,144	—

Total	$297,271	$1,289,178	$1,329,740	$(59)	$(130)	$256,520	22,188	$3,144	—

The Canadian Small Company Series
The DFA Short Term Investment Fund	$276,415	$770,364	$846,890	$(66)	$(101)	$199,722	17,275	$2,371	—

Total	$276,415	$770,364	$846,890	$(66)	$(101)	$199,722	17,275	$2,371	—

245

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
The Emerging Markets Series
The DFA Short Term Investment Fund	$107,885	$645,325	$646,395	$(29)	$(47)	$106,739	9,233	$921	—

Total	$107,885	$645,325	$646,395	$(29)	$(47)	$106,739	9,233	$921	—

The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$143,180	$360,713	$437,862	$(18)	$(41)	$65,972	5,706	$752	—

Total	$143,180	$360,713	$437,862	$(18)	$(41)	$65,972	5,706	$752	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The DFA International Value Series	$11,067,112	$1,350,477	$(1,657,729)	$(307,252)
The Japanese Small Company Series	2,969,111	334,789	(755,354)	(420,565)
The Asia Pacific Small Company Series	1,584,563	177,560	(554,270)	(376,710)
The United Kingdom Small Company Series	1,439,003	187,762	(436,759)	(248,997)
The Continental Small Company Series	4,686,399	958,768	(1,075,569)	(116,801)
The Canadian Small Company Series	1,365,752	287,544	(240,639)	46,905
The Emerging Markets Series	3,186,275	1,471,582	(586,954)	884,628
The Emerging Markets Small Cap Series	3,797,243	964,553	(1,186,305)	(221,752)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

246

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2022 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$121,433
The Asia Pacific Small Company Series	1,325
The Canadian Small Company Series	734
The Emerging Markets Series	32,655
The Emerging Markets Small Cap Series	35,294

*	Average Notional Value of futures contracts.

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The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2022	Equity Contracts *,(1)
The DFA International Value Series	$5,518	$5,518
The Emerging Markets Series	232	232

	Liability Derivatives Value
	Total Value at October 31, 2022	Equity Contracts *,(2)
The Emerging Markets Series	$(2,381)	$(2,381)
The Emerging Markets Small Cap Series	(3,181)	(3,181)

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(2)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$(16,735)	$(16,735)
The Asia Pacific Small Company Series	349	349 *
The Canadian Small Company Series	27	27 *
The Emerging Markets Series	(15,196)	(15,196)
The Emerging Markets Small Cap Series	(6,942)	(6,942)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The DFA International Value Series	$2,503	$2,503
The Emerging Markets Series	(1,197)	(1,197)
The Emerging Markets Small Cap Series	(3,235)	(3,235)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of October 31, 2022, there were no futures contracts outstanding. During the year ended October 31, 2022, the Series had limited activity in futures contracts.

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H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the year ended October 31, 2022, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2022
The DFA International Value Series	1.84%	$6,495	20	$6	$34,971	—
The Japanese Small Company Series	1.72%	1,701	18	2	11,233	—
The Asia Pacific Small Company Series	2.09%	862	48	3	15,068	—
The United Kingdom Small Company Series	1.03%	913	27	1	3,521	—
The Continental Small Company Series	2.20%	3,006	30	7	11,952	—
The Canadian Small Company Series	1.04%	89	14	—	428	—
The Emerging Markets Series	1.80%	6,505	25	5	16,316	—
The Emerging Markets Small Cap Series	1.83%	2,622	6	1	8,774	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022, that the Series’ available line of credit was used.

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Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2022, activity by the Series under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2022
The DFA International Value Series	Borrower	0.44%	$49,829	1	$1	$49,829	—
The Emerging Markets Series	Borrower	0.69%	123,189	6	14	147,127	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022 that the Series utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2022, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the year ended October 31, 2022, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$225,947	$77,938	$(18,829)
The Japanese Small Company Series	42,494	31,791	(2,373)
The Asia Pacific Small Company Series	14,105	30,116	2,231
The United Kingdom Small Company Series	32,010	19,557	3,055
The Continental Small Company Series	31,836	62,380	12,864
The Canadian Small Company Series	24,172	33,685	10,646
The Emerging Markets Series	6,156	2,559	(198)
The Emerging Markets Small Cap Series	116	11,364	(397)

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J. Securities Lending:

As of October 31, 2022, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The DFA International Value Series	$74,049
The Japanese Small Company Series	86,329
The Asia Pacific Small Company Series	102,694
The Continental Small Company Series	217
The Canadian Small Company Series	22,524
The Emerging Markets Series	84,911
The Emerging Markets Small Cap Series	227,524

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

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The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The DFA International Value Series Common Stocks	$486,408	—	—	—	$486,408
The Japanese Small Company Series Common Stocks	56,630	—	—	—	56,630
The Asia Pacific Small Company Series Common Stocks	17,192	—	—	—	17,192
The United Kingdom Small Company Series Common Stocks	29,920	—	—	—	29,920
The Continental Small Company Series Common Stocks, Rights/Warrants	267,759	—	—	—	267,759
The Canadian Small Company Series Common Stocks, Rights/Warrants	222,227	—	—	—	222,227
The Emerging Markets Series Common Stocks	91,531	—	—	—	91,531
The Emerging Markets Small Cap Series Common Stocks	67,037	—	—	—	67,037

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Series’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminates the asset segregation framework previously used by the Series to comply with Section 18 of the

252

1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Series began complying with the Valuation Rule on August 1, 2022.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

253

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (eight of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the “Series”) as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022, and each of the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

254

DIMENSIONAL EMERGING MARKETS VALUE FUND

PERFORMANCE CHARTS

(Unaudited)

Dimensional Emerging Markets Value Fund vs.

MSCI Emerging Markets Index (net dividends),

MSCI Emerging Markets Value Index (net dividends)

October 31, 2012-October 31, 2022

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MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2022

Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI World ex USA Index	-22.04%
MSCI World ex USA Mid Cap Index	-27.57%
MSCI World ex USA Small Cap Index	-29.13%
MSCI World ex USA Value Index	-15.27%
MSCI World ex USA Growth Index	-28.78%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against all non-U.S. developed markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-1.81%	-24.67%
United Kingdom	4.27%	-12.42%
Canada	-5.29%	-13.94%
France	-6.77%	-20.38%
Switzerland	-11.30%	-19.01%
Australia	-0.54%	-15.30%
Germany	-21.22%	-32.72%
Netherlands	-28.51%	-38.71%
Sweden	-16.17%	-34.85%
Denmark	-7.88%	-21.38%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

Emerging markets had negative performance for the period and underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

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Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI Emerging Markets Index	-31.03%
MSCI Emerging Markets Mid Cap Index	-24.80%
MSCI Emerging Markets Small Cap Index	-23.42%
MSCI Emerging Markets Value Index	-25.21%
MSCI Emerging Markets Growth Index	-36.11%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against most emerging markets currencies and depreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S. Dollars
China	-46.31%	-47.90%
India	2.93%	-6.89%
Taiwan	-24.11%	-34.50%
Korea	-19.88%	-34.28%
Brazil	15.95%	24.57%
Saudi Arabia	2.18%	2.00%
South Africa	0.77%	-16.66%
Mexico	1.99%	5.56%
Indonesia	16.58%	5.89%
Thailand	4.97%	-8.48%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2022, these differences generally detracted from non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

Dimensional Emerging Markets Value Fund

The Dimensional Emerging Markets Value Fund invests in value stocks of large and small companies in emerging markets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the value segment of emerging markets. As of October 31, 2022, the Fund held approximately 3,360 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Fund’s assets.

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For the 12 months ended October 31, 2022, total returns were -19.27% for the Fund, -25.21% for the MSCI Emerging Markets Value Index (net dividends), and -31.03% for the MSCI Emerging Markets Index (net dividends). As of February 28, 2022, the Fund changed its benchmark from the MSCI Emerging Markets Index (net dividends) to the MSCI Emerging Markets Value Index (net dividends) because this index better reflects the universe of securities in which the Master Fund invests. The Fund’s focus on low relative price (value) stocks contributed positively to performance relative to the benchmarks, as value stocks outperformed high relative price (growth) stocks in emerging markets. At the country level, the Fund’s lesser allocation to Russia contributed positively to relative performance, as Russia underperformed the overall benchmark.

258

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

259

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended October 31, 2022

EXPENSE TABLE

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional Emerging Markets Value Fund
Actual Fund Return Institutional Class Shares	$1,000.00	$837.60	0.15%	$0.69
Hypothetical 5% Annual Return Institutional Class Shares	$1,000.00	$1,024.45	0.15%	$0.77

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

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DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-PORT with the SEC on September 28, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC’s website at http://www.sec.gov; or by visiting the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value Fund

Communication Services	2.6%
Consumer Discretionary	8.4%
Consumer Staples	3.2%
Energy	11.2%
Financials	30.3%
Health Care	2.7%
Industrials	9.4%
Information Technology	11.5%
Materials	15.0%
Real Estate	4.2%
Utilities	1.5%

100.0%

261

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.2%)
BRAZIL — (4.4%)
Petroleo Brasileiro SA	10,301,883	$66,332,519	0.7%
Petroleo Brasileiro SA, Sponsored ADR	10,372,552	119,388,074	1.2%
Petroleo Brasileiro SA, Sponsored ADR	4,446,951	57,009,912	0.6%
Other Securities		197,601,271	2.0%

TOTAL BRAZIL		440,331,776	4.5%

CHILE — (0.5%)
Other Securities		53,080,525	0.5%

CHINA — (24.6%)
* Alibaba Group Holding Ltd.	8,685,000	67,525,064	0.7%
* Baidu, Inc., Sponsored ADR	714,105	54,679,020	0.6%
Bank of China Ltd., Class H	270,116,817	86,998,458	0.9%
China Construction Bank Corp., Class H	437,755,101	232,311,487	2.4%
China Merchants Bank Co. Ltd., Class H	15,432,500	50,524,458	0.5%
China Overseas Land & Investment Ltd.	19,311,000	36,901,751	0.4%
# China Resources Land Ltd.	17,288,000	54,090,402	0.6%
China Shenhua Energy Co. Ltd., Class H	15,790,500	41,479,393	0.4%
Industrial & Commercial Bank of China Ltd., Class H	221,136,996	96,010,020	1.0%
PetroChina Co. Ltd., Class H	107,982,000	41,306,030	0.4%
Ping An Insurance Group Co. of China Ltd., Class H	27,792,500	111,264,230	1.2%
#* Trip.com Group Ltd., ADR	1,678,716	37,989,343	0.4%
*Ω Xiaomi Corp., Class B	30,268,800	33,994,057	0.4%
Other Securities		1,502,862,583	15.2%

TOTAL CHINA		2,447,936,296	25.1%

COLOMBIA — (0.1%)
Other Securities		4,556,575	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		12,356,491	0.1%

GREECE — (0.3%)
Other Securities		30,892,405	0.3%

HONG KONG — (0.0%)
Other Securities		425,561	0.0%

HUNGARY — (0.2%)
Other Securities		19,035,517	0.2%

INDIA — (18.2%)
Axis Bank Ltd.	9,710,222	106,486,929	1.1%
Hindalco Industries Ltd.	8,603,538	42,133,791	0.4%
Housing Development Finance Corp. Ltd.	2,568,550	76,802,678	0.8%
ICICI Bank Ltd.	864,565	9,506,718	0.1%
# ICICI Bank Ltd., Sponsored ADR	4,024,863	88,707,978	0.9%
JSW Steel Ltd.	4,657,007	37,969,068	0.4%
Larsen & Toubro Ltd.	2,418,042	59,445,528	0.6%
Mahindra & Mahindra Ltd.	3,949,734	64,525,865	0.7%
Reliance Industries Ltd.	11,583,938	356,910,040	3.7%
State Bank of India	7,219,632	50,110,773	0.5%
Sun Pharmaceutical Industries Ltd.	2,629,464	32,331,405	0.3%

262

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
* Tata Motors Ltd.	7,653,556	$38,264,438	0.4%
Other Securities		843,658,113	8.6%

TOTAL INDIA		1,806,853,324	18.5%

INDONESIA — (2.3%)
Other Securities		228,901,223	2.3%

MALAYSIA — (2.0%)
Other Securities		195,613,000	2.0%

MEXICO — (2.9%)
Grupo Financiero Banorte SAB de CV, Class O	5,909,135	48,103,995	0.5%
Grupo Mexico SAB de CV, Class B	8,966,449	32,298,767	0.3%
Other Securities		208,585,658	2.2%

TOTAL MEXICO		288,988,420	3.0%

PHILIPPINES — (1.0%)
Other Securities		96,366,514	1.0%

POLAND — (0.6%)
Other Securities		61,964,407	0.6%

QATAR — (0.7%)
Other Securities		71,921,044	0.7%

SAUDI ARABIA — (4.2%)
Saudi Basic Industries Corp.	3,400,714	79,850,518	0.8%
Saudi British Bank	3,218,956	37,287,035	0.4%
Saudi National Bank	2,368,512	37,434,883	0.4%
Other Securities		260,769,015	2.7%

TOTAL SAUDI ARABIA		415,341,451	4.3%

SOUTH AFRICA — (3.7%)
Absa Group Ltd.	3,114,038	33,816,033	0.4%
Impala Platinum Holdings Ltd.	3,454,876	35,373,305	0.4%
Standard Bank Group Ltd.	4,288,338	40,032,656	0.4%
Other Securities		254,486,732	2.5%

TOTAL SOUTH AFRICA		363,708,726	3.7%

SOUTH KOREA — (11.5%)
Hana Financial Group, Inc.	1,199,113	34,667,994	0.4%
# Hyundai Motor Co.	371,214	42,778,130	0.5%
KB Financial Group, Inc., ADR	2,132,213	71,514,424	0.7%
Kia Corp.	1,032,241	47,969,051	0.5%
# POSCO Holdings, Inc., Sponsored ADR	903,713	39,203,070	0.4%
# Samsung Electronics Co. Ltd.	2,272,366	94,575,472	1.0%
SK Hynix, Inc.	1,932,360	111,867,237	1.2%
Other Securities		700,977,051	7.0%

TOTAL SOUTH KOREA		1,143,552,429	11.7%

TAIWAN — (15.5%)
# Cathay Financial Holding Co. Ltd.	37,255,459	43,600,333	0.5%
# China Steel Corp.	58,950,320	49,071,448	0.5%
# CTBC Financial Holding Co. Ltd.	74,971,073	47,361,988	0.5%

263

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (Continued)
# Fubon Financial Holding Co. Ltd.	34,744,681	$54,880,391	0.6%
Hon Hai Precision Industry Co. Ltd.	39,997,192	127,034,142	1.3%
# United Microelectronics Corp.	35,190,681	42,315,423	0.5%
Other Securities		1,175,770,226	11.9%

TOTAL TAIWAN		1,540,033,951	15.8%

THAILAND — (2.3%)
PTT PCL	47,991,600	45,394,051	0.5%
Other Securities		187,444,560	1.9%

TOTAL THAILAND		232,838,611	2.4%

TURKEY — (0.9%)
Other Securities		84,289,608	0.9%

UNITED ARAB EMIRATES — (1.2%)
Emaar Properties PJSC	20,549,179	33,921,653	0.4%
Other Securities		82,832,309	0.8%

TOTAL UNITED ARAB EMIRATES		116,753,962	1.2%

UNITED KINGDOM — (0.0%)
Other Security		17,465	0.0%

TOTAL COMMON STOCKS		9,655,759,281	98.9%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
Petroleo Brasileiro SA	4,448,873	25,674,359	0.3%
Other Securities		45,204,967	0.4%

TOTAL BRAZIL		70,879,326	0.7%

COLOMBIA — (0.0%)
Other Securities		2,771,304	0.1%

PHILIPPINES — (0.0%)
Other Security		542,610	0.0%

SOUTH KOREA — (0.0%)
Other Security		65,707	0.0%

TAIWAN — (0.0%)
Other Security		1,149,424	0.0%

TOTAL PREFERRED STOCKS		75,408,371	0.8%

RIGHTS/WARRANTS — (0.0%)
INDONESIA — (0.0%)
Other Security		2,645	0.0%

MALAYSIA — (0.0%)
Other Security		5,746	0.0%

264

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (0.0%)
Other Securities		$57,510	0.0%

TOTAL RIGHTS/WARRANTS		65,901	0.0%

TOTAL INVESTMENT SECURITIES (Cost $10,057,793,951)		9,731,233,553

		Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	17,667,347	204,252,200	2.1%

TOTAL INVESTMENTS—(100.0%) (Cost $10,262,128,455)		$9,935,485,753	101.8%

As of October 31, 2022, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	12/16/22	$31,358,076	$27,742,000	$(3,616,076)
S&P 500® Emini Index	221	12/16/22	41,423,830	42,907,150	1,483,320

Total Futures Contracts			$72,781,906	$70,649,150	$(2,132,756)

Summary of the Fund’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$439,385,473	$946,303	—	$440,331,776
Chile	—	53,080,525	—	53,080,525
China	134,285,528	2,300,064,871	$13,585,897	2,447,936,296
Colombia	4,546,580	9,995	—	4,556,575
Czech Republic	—	12,356,491	—	12,356,491
Greece	40,841	30,851,564	—	30,892,405
Hong Kong	—	425,561	—	425,561
Hungary	—	19,035,517	—	19,035,517
India	97,336,595	1,709,490,833	25,896	1,806,853,324
Indonesia	—	228,487,269	413,954	228,901,223
Malaysia	—	195,612,456	544	195,613,000
Mexico	281,171,954	7,816,466	—	288,988,420
Philippines	—	96,354,080	12,434	96,366,514
Poland	—	61,964,407	—	61,964,407
Qatar	—	71,921,044	—	71,921,044
Saudi Arabia	463,943	414,877,508	—	415,341,451
South Africa	41,737,706	321,971,020	—	363,708,726
South Korea	149,048,720	993,102,735	1,400,974	1,143,552,429
Taiwan	24,522,673	1,514,956,130	555,148	1,540,033,951
Thailand	225,292,169	7,546,442	—	232,838,611
Turkey	—	84,289,608	—	84,289,608
United Arab Emirates	—	116,753,962	—	116,753,962
United Kingdom	—	17,465	—	17,465

265

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Brazil	$70,808,225	$71,101	—	$70,879,326
Colombia	2,771,304	—	—	2,771,304
Philippines	—	542,610	—	542,610
South Korea	—	65,707	—	65,707
Taiwan	—	1,149,424	—	1,149,424
Rights/Warrants
Indonesia	—	2,645	—	2,645
Malaysia	—	5,746	—	5,746
Taiwan	—	57,510	—	57,510
Securities Lending Collateral	—	204,252,200	—	204,252,200
Futures Contracts**	(2,132,756)	—	—	(2,132,756)

TOTAL	$1,469,278,955	$8,448,079,195	$15,994,847^	$9,933,352,997

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

266

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands)

Dimensional Emerging Markets Value Fund
ASSETS:
Investment Securities at Value (including $420,497 of securities on loan)*	$9,731,234
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $204,335)	204,252
Segregated Cash for Futures Contracts	3,609
Foreign Currencies at Value	78,427
Cash	4,739
Receivables:
Investment Securities Sold	14,965
Dividends, Interest and Tax Reclaims	9,483
Securities Lending Income	964
Unrealized Gain on Foreign Currency Contracts	2

Total Assets	10,047,675

LIABILITIES:
Payables:
Upon Return of Securities Loaned	192,484
Investment Securities Purchased	12,090
Due to Advisor	850
Futures Margin Variation	378
Deferred Taxes Payable	66,350
Accrued Expenses and Other Liabilities	15,384

Total Liabilities	287,536

NET ASSETS	$9,760,139

Investment Securities at Cost	$10,057,793

Foreign Currencies at Cost	$82,669

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

267

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

Dimensional Emerging Markets Value Fund#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $63,558)	$580,947
Income from Securities Lending	12,445

Total Investment Income	593,392

Expenses
Investment Management Fees	12,011
Accounting & Transfer Agent Fees	22
Custodian Fees	5,002
Shareholders’ Reports	23
Directors’/Trustees’ Fees & Expenses	54
Professional Fees	309
Other	944

Total Expenses	18,365

Fees Paid Indirectly (Note C)	313

Net Expenses	18,052

Net Investment Income (Loss)	575,340

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	390,078
Affiliated Investment Companies Shares Sold	6
Futures	(15,965)
Foreign Currency Transactions	(11,657)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,314,774)
Affiliated Investment Companies Shares	(133)
Futures	(2,584)
Translation of Foreign Currency-Denominated Amounts	(62)

Net Realized and Unrealized Gain (Loss)	(2,955,091)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,379,751)

**	Net of foreign capital gain taxes withheld of $11,622.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

268

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging
	Markets Value Fund
	Year	Year
	Ended	Ended
	Oct 31,	Oct 31,
	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$575,340	$478,456
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	390,078	651,370
Affiliated Investment Companies Shares Sold	6	(2)
Futures	(15,965)	40,443
Foreign Currency Transactions	(11,657)	(4,609)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,314,774)	3,305,387
Affiliated Investment Companies Shares	(133)	(21)
Futures	(2,584)	840
Translation of Foreign Currency-Denominated Amounts	(62)	12

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,379,751)	4,471,876

Transactions in Interest:
Contributions	611,182	568,216
Withdrawals	(1,940,997)	(4,440,642)

Net Increase (Decrease) from Transactions in Interest	(1,329,815)	(3,872,426)

Total Increase (Decrease) in Net Assets	(3,709,566)	599,450
Net Assets
Beginning of Year	13,469,705	12,870,255

End of Year	$9,760,139	$13,469,705

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $11,622.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $12,230.

See accompanying Notes to Financial Statements.

269

DIMENSIONAL EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

	Dimensional Emerging Markets Value Fund
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018
Total Return	(19.27%)	35.69%	(9.41%)	5.24%	(9.06%)

Net Assets, End of Year (thousands)	$9,760,139	$13,469,705	$12,870,255	$17,426,097	$16,684,907
Ratio of Expenses to Average Net Assets	0.15%	0.14%	0.14%	0.13%	0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15%	0.14%	0.14%	0.15%	0.14%
Ratio of Net Investment Income to Average Net Assets	4.79%	3.26%	3.25%	2.95%	2.78%
Portfolio Turnover Rate	14%	14%	20%	14%	13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

270

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities

271

exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of October 31, 2022, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $264 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

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4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

For the year ended October 31, 2022, the Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund	0.10%

Earned Income Credit:

Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund’s custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund’s net assets. During the year ended October 31, 2022, expenses reduced were the following (amount in thousands):

Fees Paid
Indirectly
Dimensional Emerging Markets Value Fund	$313

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2022, the total related amounts paid by the Fund to the CCO were $5 (in thousands) and are included in Other Expenses on the Statement of Operations.

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D. Purchases and Sales of Securities:

For the year ended October 31, 2022, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
Dimensional Emerging Markets Value Fund	$1,695,400	$2,437,474

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$226,407	$1,504,449	$1,526,477	$6	$(133)	$204,252	17,667	$2,150	—

Total	$226,407	$1,504,449	$1,526,477	$6	$(133)	$204,252	17,667	$2,150	—

E. Federal Income Taxes:

No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Emerging Markets Value Fund	$10,390,667	$2,322,204	$(2,777,385)	$(455,181)

The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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F. Financial Instruments:

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Fund.

2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2022 was as follows (amount in thousands):

Futures*
Dimensional Emerging Markets Value Fund	$89,532

*	Average Notional Value of futures contracts.

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2022	Equity Contracts *,(1)

Dimensional Emerging Markets Value Fund	$1,483	$1,483

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	Liability Derivatives Value
	Total Value at October 31, 2022	Equity Contracts*,(2)

Dimensional Emerging Markets Value Fund	$(3,616)	$(3,616)

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
(2)	Presented on Statement of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Dimensional Emerging Markets Value Fund	$(15,965)	$(15,965)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
Dimensional Emerging Markets Value Fund	$(2,584)	$(2,584)

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

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For the year ended October 31, 2022, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 10/31/2022
Dimensional Emerging Markets Value Fund	0.83%	$216	2	—	$216	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2022, activity by the Fund under the interfund lending program was as follows (amounts in thousands, except percentages and days):

		Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Borrower or	Average	Average Loan	Days	Expense/	Borrowed/Loaned	Borrowings
	Lender	Interest Rate	Balance	Outstanding*	Income	During the Period	as of 10/31/2022
Dimensional Emerging Markets Value Fund	Borrower	0.44%	$103,598	3	$4	$103,598	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022 that the Fund utilized the interfund lending program.

H. Affiliated Trades:

Cross trades for the year ended October 31, 2022, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

For the year ended October 31, 2022, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	$6,942	$11,967	$3,149

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I. Securities Lending:

As of October 31, 2022, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The Fund also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash
Collateral
Market
Value
Dimensional Emerging Markets Value Fund	$360,932

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2022
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
Dimensional Emerging Markets Value Fund Common Stocks	$192,484	—	—	—	$192,484

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J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Fund’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Fund could enter, eliminates the asset segregation framework previously used by the Fund to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Fund began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Fund began complying with the Valuation Rule on August 1, 2022.

L. Other:

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of Dimensional Emerging Markets Value Fund (the “Fund”) as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations committee and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were three Nominating Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were four Strategy Committee meetings held during the fiscal year ended October 31, 2022.

The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held for the Trust during the fiscal year ended October 31, 2022.

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Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since December 2021	Robert E. McDonough Professor of Business Administration and Finance, McDonough School of Business, Georgetown University (since 2003); Director, Georgetown Center for Financial Markets and Policy (since 2010); and Vice Provost of Faculty (2016-2020), Georgetown University.	147 portfolios in 5 investment companies	Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008- 2021) (22 funds); Director, REAN Cloud (technology) (2015-2018); Director, FBR & Co. (investment banking) (2011- 2017); and Director, Brightwood Capital Advisors, L.P. (private equity) (2013- 2020).

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM- Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	147 portfolios in 5 investment companies	None

283

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	147 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	147 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- 2018).

Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since December 2021	Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management; Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).	147 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	147 portfolios in 5 investment companies	Director (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (2 investment companies within the fund complex) (13 portfolios) (since 2009).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since December 2021	Professor of Finance, Yale School of Management (since 2004).	147 portfolios in 5 investment companies	Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (since 2017); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, KCG Holdings (trading company) (January 2017-July 2017).

284

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018-2019). Formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021).	147 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

285

Interested Directors/Trustees

The following interested Directors are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director Co-Chief Executive Officer	Director since December 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG,DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and Dimensional ETF Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Head of Global Financial Advisor Services for Dimensional Fund Advisors LP (since 2007) and Dimensional Investment LLC (since 2017); Formerly, Vice President (2007 – 2017) of all the DFA Entities; Formerly, Head of Global Advisor Services for Dimensional Investment LLC (2011-2017).	147 portfolios in 5 investment companies	None
Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director Co-Chief Executive Officer and Chief Investment Officer	Chairman and Director since December 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC);2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of Dimensional Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director, Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of the DFA Entities; Formerly, Vice President (2007 – 2017) of the DFA Entities; Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of Dimensional Fund Advisors Canada ULC. Formerly, Director of Dimensional Fund Advisors Pte. Ltd. (2017-2018) and Dimensional Fund Advisors Ltd. (2018-2021).	147 portfolios in 5 investment companies	None

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.

286

[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: the Fund; DIG; DFAITC; DEM; and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•  all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019	Vice President and Assistant Secretary of • DFAIDG, DIG, DFAITC and DEM (since 2019) • Dimensional ETF Trust (since 2020) Vice President (since January 2018) of • Dimensional Holdings Inc.

287

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Fund Advisors LP • Dimensional Investment LLC • DFA Securities LLC

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•  all the DFA Entities (since 2017)

•  Dimensional ETF Trust (since 2020)

Director and Vice President (since 2016) of

•  Dimensional Japan Ltd.

Chairman (since 2018) of

•  Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

•  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•  DFA Australia Limited

Director (since 2016) of

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Hong Kong Limited

Vice President of

•  Dimensional Advisors Ltd. (since 2016)

•  Dimensional Hong Kong Limited (since 2016)

•  Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016-2021) of

•  Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016-2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019-2020) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•  Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•  the DFA Fund Complex

Executive Vice President (since January 2020)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Chief Operating Officer (since December 2019)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Vice President (since 2020) of

•  DFA Australia Limited

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Ireland Limited

•  Dimensional Japan Ltd.

288

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020- June 2021) of

•  the DFA Fund Complex

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

•  Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

•  BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•  the DFA Fund Complex

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Canada ULC

•  DFA Securities LLC

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors LP

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Holdings Inc.

•  Dimensional Hong Kong Limited

•  Dimensional Investment LLC

Vice President (since March 2021) of

•  Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of

•  Lord Abbett & Co. LLC

Formerly, Chief Financial Officer (2017 – 2020), and Treasurer (2003 – 2017)of

•  Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

•  Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) of

•  all the DFA Entities

Vice President (since 2020) of

•  Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•  Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017-2019) of

•  all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President of

•  all the DFA Entities (since 2015)

•  Dimensional Fund Advisors Ltd. (since 2015)

•  Dimensional ETF Trust (since 2020)

•  DFA Australia Limited (since 2020)

•  Dimensional Fund Advisors Canada ULC (since 2020)

•  Dimensional Ireland Limited (since 2020)

289

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Assistant Treasurer of • DFAIDG, DIG, DFAITC and DEM (since 2017) • Dimensional ETF Trust (since 2020)

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Director (May 2019 – January 2021) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•  OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001	President of
• DFAIDG, DIG, DFAITC and DEM (since 2017)
• Dimensional ETF Trust (since 2020)
General Counsel of
• all the DFA Entities (since 2001)
• Dimensional Fund Advisors LP (since 2006)
• Dimensional Holdings Inc (since 2006)
• Dimensional Investment LLC (since 2009)
• DFA Canada LLC (since 2009)
• Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• DFA Securities LLC
• Dimensional Investment LLC

Secretary of

• Dimensional Fund Advisors LP (since 2006)

• Dimensional Holdings Inc. (since 2006)

• DFA Securities LLC (since 2006)

• Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

• DFA Australia Limited

• Dimensional Fund Advisors Ltd.

Vice President and Secretary of

• Dimensional Fund Advisors Canada ULC (since 2003)

• DFA Canada LLC (since 2009)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Japan Ltd. (since 2012)

• Dimensional Advisors Ltd (since 2014)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

• Dimensional Hong Kong Limited

Director of

• Dimensional Australia Limited (since 2007)

• Dimensional Funds plc (since 2002)

• Dimensional Funds II plc (since 2006)

• Director of Dimensional Japan Ltd. (since 2012)

• Dimensional Advisors Ltd. (since 2012)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Hong Kong Limited (since 2012)

• Dimensional Ireland Limited (since 2018)

290

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Formerly, Vice President and Secretary (2010 – 2014) of • Dimensional SmartNest (US) LLC Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of • DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of • Dimensional Fund Advisors LP (1997 – 2017) • Dimensional Holdings Inc. (2006 – 2017) • DFA Securities LLC (1997 – 2017) • Dimensional Investment LLC (2009 – 2017)
Formerly, Director (2002 – 2021) of • Dimensional Fund Advisors Ltd.
Selwyn J. Notelovitz 1961	Vice President	Since September 2021	Vice President (since September 2021) of • the DFA Fund Complex
Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of • DFA Securities LLC • Dimensional Fund Advisors LP • Dimensional Holdings Inc. • Dimensional Investment LLC
Chief Compliance Officer (since July 2020) of: • DFA Australia Limited • Dimensional Fund Advisors Ltd. • Dimensional Fund Advisors Canada ULC
Formerly, Deputy Chief Compliance Officer (2013-2020) of: • DFA Fund Complex • DFA Securities LLC • Dimensional Fund Advisors LP • Dimensional Holdings Inc. • Dimensional Investment LLC
Formerly, Vice President (2013-2020) of: • DFA Fund Complex
Formerly, Director (2019-2021) of: • Dimensional Ireland Limited
Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017	Vice President and Secretary of • DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively) • Dimensional ETF Trust (since 2020)
Vice President (since 2010) and Assistant Secretary (since 2016) of • Dimensional Fund Advisors LP • Dimensional Holdings Inc. • Dimensional Investment LLC
Vice President of • DFA Securities LLC (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional Fund Advisors Canada ULC (since 2016)
Assistant Secretary (since 2016) of • DFA Securities LLC
Randy C. Olson 1980	Chief Compliance Officer	Since 2020

Chief Compliance Officer (since 2020)

•  the DFA Fund Complex

•  Vice President (since 2016) of

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

291

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Vice President – Senior Compliance Officer

•  Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan

•  Dimensional Investment Advisors LP (April 2017 – January 2020)

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer (since 2020) of

•  the DFA Fund Complex

Vice President

•  Dimensional Holdings Inc. (since 2016)

•  Dimensional Fund Advisors LP (since 2016)

•  Dimensional Investment LLC (since 2016)

•  DFA Securities LLC (since 2016)

•  Dimensional Fund Advisors Canada ULC (since 2020)

1	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

292

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at https://www.dimensional.com/us-en/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

293

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2022. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2022 (e.g., IRS Form 1099-DIV) will be provided in early 2023. Shareholders should refer to these statements in preparing their calendar year 2022 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2022.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Large Cap International Portfolio	100%	—	—	—	—	100%	—	100%	—	7%	100%	—	—
International Core Equity Portfolio	100%	—	—	—	—	100%	—	100%	—	8%	100%	—	—
Global Small Company Portfolio	45%	—	55%	—	—	100%	57%	100%	—	7%	66%	—	—
International Small Company Portfolio	46%	11%	43%	—	—	100%	—	100%	—	10%	100%	1%	100%
Japanese Small Company Portfolio	42%	7%	51%	—	—	100%	—	100%	—	20%	100%	—	100%
Asia Pacific Small Company Portfolio	36%	—	64%	—	—	100%	—	66%	—	1%	100%	—	—
United Kingdom Small Company Portfolio	61%	—	39%	—	—	100%	2%	100%	—	1%	100%	—	—
Continental Small Company Portfolio	55%	9%	36%	—	—	100%	—	100%	—	15%	100%	—	100%
DFA International Real Estate Securities Portfolio	100%	—	—	—	—	100%	—	—	—	—	—	—	—
DFA Global Real Estate Securities Portfolio	80%	—	20%	—	—	100%	—	—	—	—	—	—	—
DFA International Small Cap Value Portfolio	82%	10%	8%	—	—	100%	—	100%	—	11%	100%	—	100%
International Vector Equity Portfolio	63%	—	37%	—	—	100%	—	100%	—	9%	100%	—	—
International High Relative Profitability Portfolio	78%	8%	14%	—	—	100%	—	100%	—	7%	100%	—	100%
World ex U.S. Value Portfolio	100%	—	—	—	—	100%	—	100%	—	7%	99%	—	—
World ex U.S. Core Equity Portfolio	100%	—	—	—	—	100%	—	82%	—	8%	100%	—	—
World ex U.S. Targeted Value Portfolio	36%	—	64%	—	—	100%	—	100%	—	11%	100%	—	—
World Core Equity Portfolio	73%	—	27%	—	—	100%	43%	94%	—	—	32%	—	—
Selectively Hedged Global Equity Portfolio	31%	5%	64%	—	—	100%	15%	35%	—	—	13%	—	100%

See accompanying Notes to Financial Statements.

294

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Emerging Markets Portfolio	42%	—	58%	—	—	100%	—	56%	—	6%	84%	—	—
Emerging Markets Small Cap Portfolio	59%	13%	28%	—	—	100%	—	53%	—	8%	64%	—	100%
Emerging Markets Value Portfolio	100%	—	—	—	—	100%	—	78%	—	7%	100%	—	—
Emerging Markets Core Equity Portfolio	100%	—	—	—	—	100%	—	50%	—	6%	97%	—	—
Emerging Markets Targeted Value Portfolio	32%	18%	50%	—	—	100%	—	72%	—	10%	100%	—	100%
Emerging Markets ex China Core Equity Portfolio	100%	—	—	—	—	100%	—	70%	—	7%	100%	—	—

Dimensional Investment Group Inc.
DFA International Value Portfolio	96%	4%	—	—	—	100%	—	96%	—	8%	100%	—	100%

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

See accompanying Notes to Financial Statements.

295

DFA103122-001AI 00281080

Annual Report

Year Ended: October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC.

DFA Investment Dimensions Group Inc.

DFA One-Year Fixed Income Portfolio	DFA Targeted Credit Portfolio

DFA Two-Year Global Fixed Income Portfolio	DFA Global Core Plus Fixed Income Portfolio

DFA Selectively Hedged Global Fixed Income Portfolio	DFA Investment Grade Portfolio

DFA Five-Year Global Fixed Income Portfolio	DFA Diversified Fixed Income Portfolio

DFA World ex U.S. Government Fixed Income Portfolio	DFA LTIP Portfolio

DFA Short-Term Government Portfolio	DFA Inflation-Protected Securities Portfolio

DFA Intermediate Government Fixed Income Portfolio	DFA Short-Duration Real Return Portfolio

DFA Short-Term Extended Quality Portfolio	DFA Global Core Plus Real Return Portfolio

DFA Intermediate-Term Extended Quality Portfolio

Dimensional Investment Group Inc.

DFA Two-Year Fixed Income Portfolio

DFA Two-Year Government Portfolio

December 2022

Dear Shareholder,

For more than four decades, Dimensional has been innovating on behalf of investors, using financial science to pursue higher expected returns across a range of market conditions.

We start with what clients are seeking and determine how best to deliver strategies to meet those needs through a systematic approach designed to add value over indexing. Every day, we manage our strategies through a flexible process that allows us to consistently focus on reducing costs and controlling risks. We believe in sensible ideas that we can implement well. And we’re committed to continuing to enhance the investment solutions and services we provide to empower financial professionals.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL REPORT

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
SA	Special Assessment
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
3M Swap	Three Month Swap
TBA	To be announced
AUD	Australian Dollars
CAD	Canadian Dollars
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
USD	United States Dollar
JPY	Japanese Yen

Investment Footnotes

†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
(r)	The adjustable rate shown is effective as of October 31, 2022.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^	Denominated in USD, unless otherwise noted.
±	Face Amount of security is not adjusted for inflation.

Financial Highlights

*	Tax return of capital is calculated based on the average shares method. Amounts are less than $0.01 per share.
(A)	Computed using average shares outstanding. (B) Non-Annualized
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

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DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
CPI	Consumer Price Index
ʊ	Commencement of Operations

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA One-Year Fixed Income Portfolio vs.

ICE BofA US 6-Month Treasury Bill Index,

ICE BofA 1-Year US Treasury Note Index

October 31, 2012-October 31, 2022

DFA Two-Year Global Fixed Income Portfolio vs.

FTSE World Government Bond Index, 1-2 Years, Currency-Hedged in USD Terms

October 31, 2012-October 31, 2022

3

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Selectively Hedged Global Fixed Income Portfolio vs.

FTSE World Government Bond Index,

1-3 Years, in USD Terms (Unhedged)

October 31, 2012-October 31, 2022

DFA Five-Year Global Fixed Income Portfolio vs.

FTSE World Government Bond Index,

1-5 Years, Currency-Hedged in USD Terms

October 31, 2012-October 31, 2022

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DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA World ex U.S. Government Fixed Income Portfolio vs.

FTSE Non-USD World Government Bond Index, Currency-Hedged in USD Terms

October 31, 2012-October 31, 2022

DFA Short-Term Government Portfolio vs.

ICE BofA 1-5 Year US Treasury & Agency Index

October 31, 2012-October 31, 2022

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DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Intermediate Government Fixed Income Portfolio vs.

Bloomberg U.S. Government Bond Index

October 31, 2012-October 31, 2022

DFA Short-Term Extended Quality Portfolio vs.

ICE BofA 1-5 Year US Corporate & Government Index

October 31, 2012-October 31, 2022

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DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Intermediate-Term Extended Quality Portfolio vs.

Bloomberg U.S. Credit Bond Index

October 31, 2012-October 31, 2022

DFA Targeted Credit Portfolio vs.

Bloomberg Global Aggregate Credit Bond Index 1-5 years (Hedged to USD)

May 20, 2015-October 31, 2022

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DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Global Core Plus Fixed Income Portfolio vs.

Bloomberg Global Aggregate Bond Index (hedged to USD)

January 11, 2018-October 31, 2022

DFA Investment Grade Portfolio vs.

Bloomberg U.S. Aggregate Bond Index

October 31, 2012-October 31, 2022

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DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Diversified Fixed Income Portfolio vs.

Bloomberg U.S. Government Bond Index Intermediate

August 10, 2016-October 31, 2022

DFA LTIP Portfolio vs.

FTSE U.S. Inflation-Linked Securities Index, 20+ Years

October 31, 2012-October 31, 2022

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DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Inflation-Protected Securities Portfolio vs.

Bloomberg U.S. TIPS Index

October 31, 2012-October 31, 2022

DFA Short Duration Real Return Portfolio vs.

Bloomberg U.S. TIPS 1-5 Years Index

November 5, 2013-October 31, 2022

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DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Global Core Plus Real Return Portfolio vs.

Bloomberg Global Aggregate Bond Index (hedged to USD)

April 26, 2021-October 31, 2022

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MANAGEMENT’S DISCUSSION AND ANALYSIS
Fixed Income Market Review	12 Months Ended October 31, 2022

Bond yields generally increased in the U.S. during the 12 months ended October 31, 2022. Longer-term government bonds generally underperformed shorter-term government bonds for theperiod. Bond yields also increased across global developed markets, resulting in the generalunderperformance of longer-term government bonds across global developed markets as well.

Long-term bond indices generally underperformed short-term bond indices in global developed fixed income markets for the 12months ended October 31, 2022. For example, the FTSE World Government Bond Index 1-3 Years (hedged to USD) returned -3.35%, while the FTSE World Government Bond Index 20+ Years (hedged to USD) returned -29.51%. Within the U.S., the Bloomberg U.S. Treasury Bond Index 1-3 Years returned -4.85%, while the Bloomberg U.S. Treasury Bond Index 20+ Yearsreturned -33.73%.

	October 31,2021	October 31,2022	Change
One-Month Treasury Bill (yield)	0.06%	3.73%	3.67%
Ten-Year U.S. Treasury Notes (yield)	1.55%	4.10%	2.55%

Source: Bloomberg

Many of Dimensional’s fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields.

During the period under review, within the taxable bond market, the ultra-short-term Portfolios employing a variable maturity approach generally focused on the longer end of their eligible maturity range, reflecting a generally upwardly sloped ultra-short-term segment of eligible yield curves. The short-term Portfolios employing a variable maturity approach typically shortened duration by focusing on the one- to three-year maturity range as higher expected returns generally resided within this segment, reflecting the flat to inverted nature of eligible yield curves beyond three-years. The intermediate-term Portfolios employing a variable maturity approach focused on a combination of short- and long-term securities as certain eligible yield curves were generally upwardly sloped in their long-term segments. Realized term premiums were generally negative during the period.

Some of Dimensional’s fixed income strategies use a variable credit approach that varies exposure to lower credit quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing higher expected credit premiums.

Credit spreads widened over the period, indicating larger expected credit premiums. As a result, the variable credit Portfolios generally increased their allocations to single-A, BBB, and where allowable and appropriate, BB rated bonds during the period. Realized credit premiums were generally negative, as corporate bonds underperformed their government bond counterparts. Corporate bonds also generally underperformed securitized bonds during the period.

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For the tax-exempt market, Portfolios employing a variable maturity approach generally focused on the shorter-end of their eligible duration ranges, reflecting the relatively flat slope of eligible municipal curves during the period. Realized term premiums were generally negative for municipal securities during the period.

DFA One-Year Fixed Income Portfolio

The DFA One-Year Fixed Income Portfolio is designed to achieve a stable real return in excess of the rate of inflation by generally investing in high-quality fixed income securities and maintaining a weighted average portfolio maturity of one year or less. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies. Maturity targets are shifted based on Dimensional’s expectations for term premiums. The weighted average duration of the Portfolio was 0.91 year as of October 31, 2022, compared to 0.63 year as of October 31, 2021.

For the 12 months ended October 31, 2022, total returns were -2.10% for the Portfolio, 0.55% for the ICE BofA U.S. 6-Month Treasury Bill Index, and -1.86% for the ICE BofA 1-Year U.S. Treasury Note Index, the Portfolio’s benchmarks. During the period, the U.S. Treasury yield curve was generally upwardly sloped along the Portfolio’s eligible maturity range, indicating larger expected term premiums. As such, the Portfolio was focused on the longer end of its eligible maturity range for most of the period. However, realized term premiums were generally negative during the period. As a result, the Portfolio’s allocation to securities with maturities longer than one-year detracted from performance relative to both the ICE BofA U.S. 6-Month Treasury Bill Index, and the ICE BofA 1-Year U.S. Treasury Note Index.

DFA Two-Year Global Fixed Income Portfolio

The DFA Two-Year Global Fixed Income Portfolio is designed to maximize risk-adjusted total returns consistent with the preservation of capital by investing in U.S. and foreign government securities, high-quality corporate securities, and global fixed income instruments maturing in three years or less (under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities that mature within two years). The Portfolio also maintains an average portfolio maturity of two years or less. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The investment strategy uses a variable maturity approach and shifts maturities and country allocations based on changes in the eligible yield curves. The weighted average duration of the Portfolio increased to 1.35 years as of October 31, 2022, from 1.09 years as of October 31, 2021.

For the 12 months ended October 31, 2022, total returns were -3.31% for the Portfolio and -2.29% for the FTSE World Government Bond Index, 1-2 Years, Currency-Hedged in USD terms, the Portfolio’s benchmark. During the period, yield curves in global developed markets were generally upwardly sloped along the Portfolio’s eligible maturity range, but flattened later in the period, indicating smaller expected term premiums. As such, the Portfolio’s duration was increased at the beginning of the period and then decreased later in the period. Over the full 12 months, the Portfolio’s weighted average

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duration was longer than that of the benchmark. The Portfolio focused on securities denominated in the Australian dollar, Canadian dollar, New Zealand dollar, Norwegian krone, and U.S. dollar given higher currency hedged expected returns residing within these markets. Realized term premiums were generally negative across global developed markets during the period. As a result, the Portfolio’s allocation to securities in the two- to three-year maturity range detracted from performance relative to the benchmark. The Portfolio’s underweight to securities denominated in the euro and Japanese yen and overweight to securities denominated in the U.S. dollar also detracted from relative performance.

DFA Selectively Hedged Global Fixed Income Portfolio

The DFA Selectively Hedged Global Fixed Income Portfolio is designed to maximize total returns by investing in U.S. and foreign government securities, investment grade corporate securities, and global fixed income instruments. The Portfolio primarily invests in securities that mature within five years and maintains a weighted average portfolio maturity and duration of three years or less. The Portfolio hedges foreign currency exposure on a selective basis to capture higher interest rates that may be offered in foreign yield curves. The investment strategy uses both variable maturity and variable credit approaches and shifts maturities and country allocations based on changes in the eligible yield curves for each country. Using current yield curves, the strategy identifies the countries and maturity ranges offering favorable expected returns. Maturity targets and country allocations are shifted as expected return premiums change. The Portfolio may emphasize investment grade obligations rated in the lower half of the investment grade spectrum or may deemphasize these securities when Dimensional believes the expected credit premium for holding such securities is relatively low. The weighted average duration of the Portfolio decreased to 2.37 years as of October 31, 2022, from 2.74 years as of October 31, 2021.

For the 12 months ended October 31, 2022, total returns were -8.03% for the Portfolio and -10.80% for the FTSE World Government Bond Index 1-3 Years (unhedged) in USD terms, the Portfolio’s benchmark. The Portfolio was approximately 92.6% hedged to the U.S. dollar during the period. The U.S. dollar generally appreciated relative to other developed market currencies such as the euro and Japanese yen. As a result, the Portfolio’s hedge to the U.S. dollar was the primary contributor to performance relative to the unhedged benchmark. During the period, yield curves in global developed markets generally flattened within the Portfolio’s eligible maturity range, indicating smaller expected term premiums. As such, the Portfolio’s duration was decreased. Credit spreads widened over the period, indicating larger expected credit premiums. As such, the Portfolio’s allocation to single-A and BBB rated credit securities was increased. Both realized term premiums and credit premiums were generally negative during the period. As a result, the Portfolio’s allocation to longer maturity credit securities and underweight to government securities detracted from relative performance.

DFA Five-Year Global Fixed Income Portfolio

The DFA Five-Year Global Fixed Income Portfolio is designed to provide a market rate of return by investing in U.S. and foreign government securities, high-quality corporate fixed income securities, and currency-hedged global fixed income instruments maturing in five years or less. The Portfolio also maintains an average portfolio maturity of five years or less. The currency exposure associated with non-U.S. dollar denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The investment strategy uses a variable maturity approach and shifts maturities and country allocations based on changes in the eligible yield curves. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies for each eligible country. Maturity targets and country allocations are shifted based on Dimensional’s expectations for term premiums. The weighted average duration of the Portfolio decreased to 1.94 years as of October 31, 2022, from 4.20 years as of October 31, 2021.

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For the 12 months ended October 31, 2022, total returns were -7.15% for the Portfolio and -5.00% for the FTSE World Government Bond Index, 1-5 Years, Currency-Hedged in USD terms, the Portfolio’s benchmark. During the period, yield curves in global developed markets generally flattened along the Portfolio’s eligible maturity range, indicating smaller expected term premiums. As such, the Portfolio’s duration was decreased. The Portfolio focused on securities denominated in the Australian dollar, Canadian dollar, and U.S. dollar given higher currency hedged expected returns within these markets. Realized term premiums were generally negative across global developed markets during the period. As a result, the Portfolio’s overweight to U.S. dollar-denominated securities in the three- to five-year maturity range and underweight to euro-denominated securities in the one- to three-year maturity range detracted from relative performance. The Portfolio’s underweight to securities denominated in Japanese yen also detracted from relative performance as these securities generally outperformed within the global developed market.

DFA World ex U.S. Government Fixed Income Portfolio

The DFA World ex U.S. Government Fixed Income Portfolio is designed to maximize total returns by investing in high-quality debt securities issued primarily by non-U.S. government issuers and supranational organizations and their agencies. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The Portfolio primarily invests in securities that mature within 15 years and generally maintains a weighted average duration of no more than a quarter of a year greater than, and no less than one year below, the weighted average duration of the Portfolio’s benchmark. The weighted average duration of the Portfolio decreased to 8.81 years as of October 31, 2022, from 9.93 years as of October 31, 2021.

For the 12 months ended October 31, 2022, total returns were -17.33% for the Portfolio and -11.59% for the FTSE Non-USD World Government Bond Index, Currency-Hedged in USD terms, the Portfolio’s benchmark. During the period, yield curves in global developed markets were generally upwardly sloped, indicating larger expected term premiums. As such, the Portfolio maintained a duration similar to that of the benchmark. Realized term premiums were, however, generally negative during the period. As a result, the Portfolio’s underweight to securities in the one- to seven-year maturity range and overweight to intermediate-term securities denominated in the Australian dollar, British pound, and euro detracted from performance relative to the benchmark. The Portfolio’s underweight to securities denominated in Japanese yen also detracted from relative performance as these securities generally outperformed within the global developed market.

DFA Short-Term Government Portfolio

The DFA Short-Term Government Portfolio is designed to maximize risk-adjusted total returns by investing in U.S. government and U.S. government agency securities maturing in five years or less and maintains a weighted average portfolio maturity and duration of three years or less. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies. Maturity targets are shifted based on Dimensional’s expectations for term premiums. The weighted average duration of the Portfolio decreased to 1.01 years as of October 31, 2022, from 2.77 years as of October 31, 2021.

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For the 12 months ended October 31, 2022, total returns were -5.19% for the Portfolio and -6.53% for the ICE BofA 1-5 Year U.S. Treasury and Agency Index, the Portfolio’s benchmark. During the period, the U.S. Treasury yield curve was generally upwardly sloped along the Portfolio’s eligible maturity range but became flat to inverted beyond two-years later in the period, indicating smaller expected term premiums. As such, the Portfolio’s duration was decreased towards the shorter end of its eligible maturity range. Realized term premiums were generally negative for government securities during the period. As a result, the Portfolio’s overweight to securities in the zero- to two-year maturity range and underweight to securities in the three- to five-year maturity range contributed positively to relative performance.

DFA Intermediate Government Fixed Income Portfolio

The DFA Intermediate Government Fixed Income Portfolio is designed to provide current income consistent with the preservation of capital from investing generally in U.S. Treasury and government agency issues with maturities of between five and 15 years. The weighted average duration of the Portfolio decreased to 5.96 years as of October 31, 2022, from 6.94 years as of October 31, 2021.

For the 12 months ended October 31, 2022, total returns were -14.37% for the Portfolio and -13.94% for the Bloomberg U.S. Government Bond Index, the Portfolio’s benchmark. Interest rates generally increased during the period and the combination of short- and long-term government securities generally outperformed intermediate-term government securities. As a result, the Portfolio’s underweight to securities in the one- to five-year maturity range and overweight to securities in the five- to 15-year maturity range detracted from relative performance. Conversely, the Portfolio’s exclusion of securities with maturities longer than 15-years contributed positively to relative performance.

DFA Short-Term Extended Quality Portfolio

The DFA Short-Term Extended Quality Portfolio is designed to maximize total returns by investing in U.S. and foreign corporate debt securities with an investment grade credit rating. The Portfolio uses both variable maturity and variable credit approaches and generally emphasizes investment grade obligations rated in the lower half of the investment grade spectrum except when Dimensional believes the expected credit premium is relatively low. The Portfolio primarily invests in securities that mature within five years and maintains a weighted average portfolio maturity and duration of three years or less. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The weighted average duration of the Portfolio decreased to 2.31 years as of October 31, 2022, from 2.78 years as of October 31, 2021.

For the 12 months ended October 31, 2022, total returns were -6.81% for the Portfolio and -7.11% for the ICE BofA 1-5 Year U.S. Corporate & Government Index, the Portfolio’s benchmark. During the period, yield curves in global developed markets generally flattened along the Portfolio’s eligible maturity range, indicating smaller expected term premiums. As such, the Portfolio’s duration was decreased. The Portfolio focused on securities denominated in the Australian dollar, Canadian dollar, euro, Norwegian krone, and U.S. dollar given higher currency hedged expected returns within these markets. Realized term premiums were generally negative during the period. As a result, the Portfolio’s overweight to shorter-term securities denominated in the Australian dollar, Canadian dollar, euro, and Norwegian krone contributed positively to relative performance. Credit spreads widened over the

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period, indicating larger expected credit premiums. As a result, the Portfolio’s allocation to single-A and BBB rated corporate securities was increased. Realized credit premiums were, however, generally negative during the period. As a result, the Portfolio’s overweight to single-A and BBB rated corporate securities detracted from relative performance.

DFA Intermediate-Term Extended Quality Portfolio

The DFA Intermediate-Term Extended Quality Portfolio is designed to maximize total returns by investing in U.S. and foreign corporate debt securities with an investment grade credit rating. The Portfolio uses a variable credit approach and generally emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, except when Dimensional believes the expected credit premium is relatively low. The Portfolio primarily invests in securities that mature within 20 years and generally maintains a weighted average duration of no more than a quarter of a year greater than, and no less than one year below, the weighted average duration of the Portfolio’s benchmark. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The weighted average duration of the Portfolio decreased to 6.86 years as of October 31, 2022, compared to 8.15 years as of October 31, 2021.

For the 12 months ended October 31, 2022, total returns were -19.74% for the Portfolio and -18.91% for the Bloomberg U.S. Credit Bond Index, the Portfolio’s benchmark. During the period, the U.S. yield curve was broadly upwardly sloped, indicating larger expected term premiums. As such, the Portfolio maintained a duration similar to that of the benchmark with an underweight to short- and long-term securities, and an overweight to intermediate-term securities. Realized term premiums were generally negative during the period. As a result, the Portfolio’s underweight to short-term securities and overweight to intermediate-term securities detracted from relative performance. Credit spreads widened over the period, indicating larger expected credit premiums. As such, the Portfolio’s allocation to single-A and BBB rated corporate securities was increased during the period and the Portfolio was overweight corporate securities and underweight government-related securities relative to the benchmark. Realized credit premiums were generally negative during the period. As a result, the Portfolio’s overweight to corporate securities and underweight to government-related securities also detracted from relative performance.

DFA Targeted Credit Portfolio

The DFA Targeted Credit Portfolio seeks to maximize total returns by investing in U.S. and foreign corporate debt securities rated in the lower half of the investment grade spectrum as well as BB rated securities that mature within five years. The Portfolio also maintains a weighted average maturity and duration of five years or less. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The investment strategy uses both variable maturity and variable credit approaches and shifts maturities and country allocations based on changes in the eligible yield curves. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies for each eligible country. Maturity targets and country allocations are shifted based on Dimensional’s expectations for term premiums. While the Portfolio targets debt securities rated single-A, BBB, and BB, it may vary its exposure to credit within this range. The weighted average duration of the Portfolio decreased to 2.74 years as of October 31, 2022, from 3.43 years as of October 31, 2021.

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For the 12 months ended October 31, 2022, total returns were -9.17% for the Portfolio and -7.56% for the Bloomberg Global Aggregate Credit Index 1-5 Years, Currency-Hedged in USD terms, the Portfolio’s benchmark. During the period, yield curves in global developed markets generally flattened along the Portfolio’s eligible maturity range, with higher expected returns generally residing within the zero- to three-year maturity range. As such, the Portfolio’s duration was decreased, but was on average longer than the benchmark’s duration over the full 12 months. Realized term premiums were generally negative during the period. As a result, the Portfolio’s longer weighted average duration, with an overweight to securities in the three- to five-year maturity range, detracted from performance relative to the benchmark. Credit spreads widened over the period, indicating larger expected credit premiums. As such, the Portfolio’s allocation to BBB rated credit securities was increased. Realized credit premiums were generally negative during the period, however, short-term BB rated credit securities generally outperformed single-A and BBB rated credit securities. As a result, the Portfolio’s overweight to BBB rated credit securities detracted from relative performance. Conversely, the Portfolio’s allocation to BB rated securities contributed positively to relative performance. The Portfolio’s underweight to securities denominated in the Japanese yen also detracted from relative performance as these securities generally outperformed within the global developed market.

DFA Global Core Plus Fixed Income Portfolio

The DFA Global Core Plus Fixed Income Portfolio is designed to maximize total returns by investing in a universe of U.S. and foreign fixed income securities using a variable credit approach. The Portfolio emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, as well as BB-rated securities, except when Dimensional believes the expected credit premium is relatively low. The Portfolio follows a variable maturity strategy within a range of no more than half a year greater than, and no less than one year below, the weighted average duration of the Portfolio’s benchmark. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The weighted average duration of the Portfolio decreased to 7.23 years as of October 31, 2022, from 7.73 years as of October 31, 2021.

For the 12 months ended October 31, 2022, total returns were -17.71% for the Portfolio and -12.12% for the Bloomberg Global Aggregate Bond Index (hedged to USD), the Portfolio’s benchmark. Credit spreads widened over the period, indicating larger expected credit premiums. As such, the Portfolio’s allocation to single-A, BBB, and BB rated credit securities was increased and the Portfolio was overweight intermediate-term single-A, BBB, and BB rated credit securities relative to the benchmark. Realized credit premiums were, however, generally negative during the period. As a result, the Portfolio’s overweight to intermediate-term BBB rated credit securities detracted from relative performance. During the period, yield curves in global developed markets were generally upwardly sloped, indicating larger expected term premiums. As such, the Portfolio maintained a duration similar to that of the benchmark. Realized term premiums were, however, generally negative during the period. As a result, the Portfolio’s overweight to intermediate-term securities and underweight to short-term securities detracted from relative performance. The Portfolio’s underweight to securities denominated in the Japanese yen also detracted from relative performance as these securities generally outperformed within the global developed market.

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DFA Investment Grade Portfolio

The DFA Investment Grade Portfolio is designed to maximize total returns through exposure to a broad portfolio of investment grade debt securities of U.S. and non-U.S. corporate and government issuers using a variable credit approach. The Portfolio emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, except when Dimensional believes the expected credit premium is relatively low. The Portfolio primarily invests in securities that mature within 20 years and follows a variable maturity strategy within a range of no more than a quarter of a year greater than, and no less than one year below, the weighted average duration of the Portfolio’s benchmark. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The weighted average duration of the Portfolio decreased to 6.12 years as of October 31, 2022, from 6.63 years as of October 31, 2021.

For the 12 months ended October 31, 2022, total returns were -15.69% for the Portfolio and -15.68% for the Bloomberg U.S. Aggregate Bond Index, the Portfolio’s benchmark. During the period, the U.S. yield curve was broadly upwardly sloped, indicating larger expected term premiums. As such, the Portfolio maintained a duration similar to that of the benchmark with an underweight to short- and long-term securities and an overweight to intermediate-term securities. Realized term premiums were generally negative during the period. As a result, the Portfolio’s underweight to short-term securities and overweight to intermediate-term securities detracted from relative performance. Conversely, the Portfolio’s exclusion of securities with maturities longer than 20-years contributed positively to relative performance. Credit spreads widened over the period, indicating larger expected credit premiums. As such, the Portfolio’s allocation to single-A and BBB rated corporate securities was increased. Realized credit premiums were, however, generally negative during the period. As a result, the Portfolio’s overweight to BBB rated corporate securities detracted from relative performance. The Portfolio’s exclusion of securitized securities also detracted from performance relative to the benchmark.

DFA Diversified Fixed Income Portfolio

The DFA Diversified Fixed Income Portfolio is designed to provide a market rate of return for a fixed income portfolio with low relative volatility by investing directly or through other funds managed by Dimensional (“Underlying Funds”) in a universe of U.S. and foreign debt securities, including inflation-protected securities. During the period covered by this report, the Portfolio’s investments in Underlying Funds included the DFA Two-Year Global Fixed Income Portfolio and DFA Intermediate Government Fixed Income Portfolio. Generally, the Portfolio or the Underlying Funds will purchase debt securities that mature within 20 years. The average duration of the Portfolio decreased to 3.67 years as of October 31, 2022, from 4.49 years as of October 31, 2021.

For the 12 months ended October 31, 2022, total returns were -8.63% for the Portfolio and -9.08% for the Bloomberg U.S. Intermediate Government Bond Index, the Portfolio’s benchmark. Realized inflation was higher than expected inflation during the period. As a result, the Portfolio’s allocation to inflation-protected securities relative to the nominal benchmark was the primary contributor to relative performance. Realized term premiums were generally negative during the period. As a result, the Portfolio’s underweight to intermediate-term government securities also contributed positively to relative performance.

DFA LTIP Portfolio

The DFA LTIP Portfolio seeks to provide total return composed of income and capital appreciation consistent with inflation-protected long-term instruments. The Portfolio generally invests in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities with maturities longer than 10 years. The weighted average duration of the Portfolio decreased to 26.27 years as of October 31, 2022, from 26.61 years as of October 31, 2021.

19

For the 12 months ended October 31, 2022, total returns were -38.26% for the Portfolio and -32.79% for the FTSE U.S. Inflation-Linked Securities Index, 20+ Years, the Portfolio’s benchmark. Real interest rates increased during the period. As such, the Portfolio’s longer duration detracted from performance relative to the benchmark, as realized term premiums were generally negative in the U.S. Treasury Inflation-Protected Securities market.

DFA Inflation-Protected Securities Portfolio

The DFA Inflation-Protected Securities Portfolio is designed to provide inflation protection and current income by investing in inflation-protected securities (TIPS) issued by the U.S. government and its agencies and instrumentalities with maturities of between five and 20 years. The weighted average duration of the Portfolio decreased to 6.90 years as of October 31, 2022, from 7.84 years as of October 31, 2021.

For the 12 months ended October 31, 2022, total returns were -12.04% for the Portfolio and -11.47% for the Bloomberg U.S. TIPS Index, the Portfolio’s benchmark. Real interest rates increased during the period and long-term TIPS underperformed short-term TIPS. As a result, the Portfolio’s underweight to TIPS in the one- to four-year maturity range and overweight to TIPS in the 15- to 20-year maturity range detracted from relative performance. Conversely, the Portfolio’s exclusion of TIPS with maturities longer than 20-years contributed positively to relative performance.

DFA Short-Duration Real Return Portfolio

The DFA Short-Duration Real Return Portfolio is designed to seek inflation protection and maximize total returns. The strategy pursues its investment objective by using both variable maturity and variable credit approaches and investing in a combination of investment grade debt securities and inflation-protected securities that mature within five years, and derivative instruments such as inflation swaps. The Portfolio maintains a weighted average portfolio duration of three years or less. The weighted average duration of the Portfolio decreased to 2.68 years as of October 31, 2022, from 2.88 years as of October 31, 2021.

For the 12 months ended October 31, 2022, total returns were -3.21% for the Portfolio and -3.76% for the Bloomberg U.S. TIPS 1-5 Years Index, the Portfolio’s benchmark. During the period, the U.S. real yield curve generally flattened along the Portfolio’s eligible maturity range, indicating smaller expected real term premiums. As such, the Portfolio’s duration was shortened. Realized real term premiums were generally negative during the period. As a result, the Portfolio’s shorter weighted average duration contributed positively to relative performance. Realized credit premiums were also generally negative during the period. As a result, the Portfolio’s allocation to corporate securities detracted from performance relative to the TIPS-only benchmark.

DFA Global Core Plus Real Return Portfolio

The DFA Global Core Plus Real Return Portfolio is designed to seek inflation protection and maximize total returns. The strategy pursues its investment objective by using both variable maturity and variable credit approaches and investing in a combination of investment grade debt securities, BB rated securities, inflation-protected securities, and derivative instruments such as inflation swaps. The portfolio follows a variable maturity strategy within a range of no more than half a year greater than, and no less than one year below, the weighted average duration of the Portfolio’s benchmark. The weighted average duration of the Portfolio decreased to 7.48 years as of October 31, 2022, from 7.64 years as of October 31, 2021.

20

For the 12 months ended October 31, 2022, total returns were -13.16% for the Portfolio and -12.12% for the Bloomberg Global Aggregate Bond Index (hedged to USD), the Portfolio’s benchmark. The Portfolio’s zero-coupon inflation swaps, designed for protection from unexpected inflation, contributed positively to relative performance as realized inflation was higher than expected inflation over the period, benefiting the Portfolio’s inflation swaps. The benchmark is a nominal interest rate benchmark that does not contain an inflation-protection component. Credit spreads widened over the period, indicating larger expected credit premiums. As such, the Portfolio’s allocation to single-A, BBB, and BB rated credit securities was increased and the Portfolio was overweight intermediate-term single-A, BBB, and BB rated credit securities relative the benchmark. Realized credit premiums were, however, generally negative during the period. As a result, the Portfolio’s overweight to intermediate-term BBB rated credit securities detracted from relative performance. During the period, yield curves in global developed markets were generally upwardly sloped, indicating larger expected term premiums. As such, the Portfolio maintained a duration similar to that of the benchmark. Realized term premiums were, however, generally negative during the period. As a result, the Portfolio’s overweight to intermediate-term securities and underweight to short-term securities detracted from relative performance. The Portfolio’s underweight to securities denominated in the Japanese yen also detracted from relative performance as these securities generally outperformed within the global developed market.

21

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2022

EXPENSE TABLES

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA One-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$994.80	0.13%	$0.65
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66
DFA Two-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$991.70	0.16%	$0.80
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.16%	$0.82

22

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Selectively Hedged Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$974.60	0.16%	$0.80
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.16%	$0.82
DFA Five-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$984.90	0.23%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.23%	$1.17
DFA World ex U.S. Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$914.30	0.20%	$0.97
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.20%	$1.02
DFA Short-Term Government Portfolio
Actual Fund Return	$1,000.00	$989.50	0.18%	$0.90
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.18%	$0.92
DFA Intermediate Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$938.40	0.11%	$0.54
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56
DFA Short-Term Extended Quality Portfolio
Actual Fund Return	$1,000.00	$978.10	0.21%	$1.05
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.21%	$1.07
DFA Intermediate-Term Extended Quality Portfolio
Actual Fund Return	$1,000.00	$920.30	0.21%	$1.02
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.21%	$1.07
DFA Targeted Credit Portfolio
Actual Fund Return	$1,000.00	$971.10	0.20%	$0.99
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.20%	$1.02
DFA Global Core Plus Fixed Income Portfolio
Actual Fund Return	$1,000.00	$921.80	0.25%	$1.21
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.25%	$1.28
DFA Investment Grade Portfolio
Actual Fund Return	$1,000.00	$935.40	0.21%	$1.02
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.21%	$1.07
DFA Diversified Fixed Income Portfolio (2)
Actual Fund Return	$1,000.00	$962.10	0.15%	$0.74
Hypothetical 5% Annual Return	$1,000.00	$1,024.45	0.15%	$0.77

23

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA LTIP Portfolio
Actual Fund Return	$1,000.00	$732.70	0.13%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66
DFA Inflation-Protected Securities Portfolio
Actual Fund Return	$1,000.00	$920.10	0.11%	$0.53
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56
DFA Short-Duration Real Return Portfolio
Actual Fund Return	$1,000.00	$971.30	0.22%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12
DFA Global Core Plus Real Return Portfolio
Actual Fund Return	$1,000.00	$912.00	0.29%	$1.40
Hypothetical 5% Annual Return	$1,000.00	$1,023.74	0.29%	$1.48

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

DFA Diversified Fixed Income Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the Portfolio and the Portfolio’s portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

24

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 28, 2022 (as amended November 18, 2022 with respect to the DFA Intermediate Government Fixed Income Portfolio and the DFA Investment Grade Portfolio). They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

DFA One-Year Fixed Income Portfolio
Communications	1.2%
Consumer, Non-cyclical	2.4%
Financial	14.6%
Foreign Government	14.2%
Multi-National	0.9%
Supranational	7.6%
U.S. Government	59.1%

100.0%

DFA Two-Year Global Fixed Income Portfolio
Communications	1.2%
Consumer, Non-cyclical	1.7%
Energy	0.7%
Financial	21.7%
Foreign Government	27.2%
Industrial	0.1%
Multi-National	1.0%
Supranational	12.1%
Technology	0.0%
U.S. Government	34.3%

100.0%

DFA Selectively Hedged Global Fixed Income Portfolio
Basic Materials	1.3%
Communications	6.0%
Consumer, Cyclical	6.8%
Consumer, Non-cyclical	11.0%
Energy	5.4%
Financial	37.9%
Foreign Government	3.8%
Industrial	5.5%
Supranational	4.3%
Technology	3.9%
U.S. Government	11.1%
Utilities	3.0%

100.0%

DFA Five-Year Global Fixed Income Portfolio
Communications	2.9%
Consumer, Cyclical	0.4%
Consumer, Non-cyclical	2.2%
Energy	0.5%
Financial	25.0%
Foreign Government	31.4%
Industrial	0.4%
Multi-National	1.2%
Supranational	14.4%
Technology	1.4%
U.S. Government	20.2%

100.0%

DFA World ex U.S. Government Fixed Income Portfolio
Energy	2.2%
Financial	16.3%
Foreign Government	60.3%
Industrial	5.8%
Supranational	11.6%
U.S. Government	3.8%

100.0%

DFA Short-Term Government Portfolio
U.S. Government	100.0%

100.0%

25

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DFA Intermediate Government Fixed Income Portfolio
U.S. Government	100.0%

100.0%

DFA Short-Term Extended Quality Portfolio
Basic Materials	1.9%
Communications	4.9%
Consumer, Cyclical	7.5%
Consumer, Non-cyclical	11.5%
Energy	4.4%
Financial	36.6%
Foreign Government	3.5%
Industrial	4.4%
Supranational	2.9%
Technology	4.2%
U.S. Government	14.7%
Utilities	3.5%

100.0%

DFA Intermediate-Term Extended Quality Portfolio
Basic Materials	5.1%
Communications	6.8%
Consumer, Cyclical	6.7%
Consumer, Non-cyclical	15.4%
Energy	10.5%
Financial	30.7%
Industrial	9.7%
Technology	7.3%
U.S. Government	4.5%
Utilities	3.3%

100.0%

DFA Targeted Credit Portfolio
Basic Materials	3.1%
Communications	6.1%
Consumer, Cyclical	9.5%
Consumer, Non-cyclical	13.4%
Diversified	0.1%
Energy	4.8%
Financial	37.6%
Foreign Government	0.7%
Industrial	7.7%
Technology	6.1%
U.S. Government	5.5%
Utilities	5.4%

100.0%

DFA Global Core Plus Fixed Income Portfolio
Basic Materials	3.9%
Communications	5.8%
Consumer, Cyclical	8.9%
Consumer, Non-cyclical	9.2%
Energy	7.5%
Financial	29.5%
Foreign Government	10.5%
Industrial	6.4%
Mortgage Securities	9.6%
Supranational	1.1%
Technology	4.0%
U.S. Government	0.5%
Utilities	3.1%

100.0%

DFA Investment Grade Portfolio
Basic Materials	1.5%
Communications	4.9%
Consumer, Cyclical	5.7%
Consumer, Non-cyclical	11.7%
Energy	3.3%
Financial	20.8%
Foreign Government	0.3%
Industrial	4.4%
Supranational	0.0%
Technology	4.7%
U.S. Government	40.8%
Utilities	1.9%

100.0%

DFA Diversified Fixed Income Portfolio
Affiliated Investment Companies	80.7%
U.S. Government	19.3%

100.0%

DFA LTIP Portfolio
U.S. Government	100.0%

100.0%

DFA Inflation-Protected Securities Portfolio
U.S. Government	100.0%

100.0%

DFA Short-Duration Real Return Portfolio
Basic Materials	2.1%
Communications	4.3%
Consumer, Cyclical	6.2%
Consumer, Non-cyclical	9.4%
Energy	4.9%
Financial	39.7%
Foreign Government	5.9%
Industrial	4.8%
Supranational	5.9%
Technology	3.5%
U.S. Government	10.8%
Utilities	2.5%

100.0%

DFA Global Core Plus Real Return Portfolio
Basic Materials	2.7%
Communications	5.0%
Consumer, Cyclical	9.0%
Consumer, Non-cyclical	5.9%
Energy	5.1%
Financial	33.4%
Foreign Government	9.1%
Industrial	6.5%
Mortgage Securities	11.3%
Supranational	2.5%
Technology	2.9%
U.S. Government	0.8%
Utilities	5.8%

100.0%

26

DFA ONE-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

	Face Amount	Value†
	(000)
BONDS — (34.9%)
Agence Francaise de Developpement EPIC
3.125%, 06/30/24	133,800	$130,133,096
Alberta, Province of Canada
2.950%, 01/23/24	70,347	68,797,256
Amazon.com, Inc.
# 2.730%, 04/13/24	60,000	58,419,684
0.450%, 05/12/24	6,490	6,086,100
Asian Development Bank
1.625%, 03/15/24	126,200	121,028,324
Asian Infrastructure Investment Bank
0.250%, 09/29/23	5,000	4,799,235
2.250%, 05/16/24	11,000	10,594,099
BNG Bank NV
3.000%, 09/20/23	45,050	44,375,354
2.625%, 02/27/24	25,000	24,307,750
Caisse d’Amortissement de la Dette Sociale
0.375%, 05/19/23	10,046	9,816,248
3.375%, 03/20/24	2,420	2,375,361
0.375%, 05/27/24	100,180	93,600,178
Canadian Imperial Bank of Commerce
# 3.500%, 09/13/23	29,475	29,078,948
CDP Financial, Inc.
3.150%, 07/24/24	10,000	9,731,634
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.300%, FRN
(r) 3.359%, 01/12/24	97,475	96,731,266
CPPIB Capital, Inc.
Ω 3.000%, 06/13/24	60,000	58,281,688
Dexia Credit Local SA
0.500%, 07/16/24	17,786	16,534,723
Erste Abwicklungsanstalt
0.250%, 03/01/24	4,000	3,769,024
European Bank for Reconstruction & Development
0.250%, 07/10/23	48,506	47,038,208
European Investment Bank
3.125%, 12/14/23	10,000	9,835,600
3.250%, 01/29/24	7,800	7,669,116
Export Development Canada
2.625%, 02/21/24	17,775	17,323,057
0.496%, 04/08/24	11,400	10,725,629
FMS Wertmanagement
0.375%, 05/06/24	49,200	46,120,670
Inter-American Development Bank
0.250%, 11/15/23	18,700	17,918,901

	Face Amount	Value†
	(000)
2.625%, 01/16/24	25,000	$24,409,250
3.000%, 02/21/24	13,917	13,628,900
Inter-American Investment Corp., Floating Rate Note, SOFR + 0.270%, FRN
(r) 3.259%, 03/22/24	111,000	110,894,529
Kommunalbanken AS
2.750%, 02/05/24	33,400	32,597,331
Kommunalbanken AS, Floating Rate Note, SOFR + 0.160%, FRN
(r)Ω 3.219%, 10/27/23	119,000	118,991,670
Kommunekredit
1.000%, 12/15/23	9,000	8,633,845
Kommuninvest I Sverige AB
3.250%, 01/16/24	21,302	20,925,837
0.375%, 02/16/24	12,600	11,915,820
Ω 0.375%, 02/16/24	33,000	31,215,360
1.375%, 05/08/24	31,750	30,179,963
Kreditanstalt fuer Wiederaufbau
0.250%, 03/08/24	14,562	13,730,884
1.625%, 05/10/24	30,342	28,994,269
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.250%, 02/12/24	55,500	52,462,152
Landwirtschaftliche Rentenbank
3.125%, 11/14/23	3,300	3,248,949
2.375%, 01/23/24	19,000	18,475,866
Nordic Investment Bank
2.875%, 07/19/23	35,393	34,919,796
OMERS Finance Trust
2.500%, 05/02/24	10,000	9,657,700
Ontario Teachers’ Finance Trust
0.375%, 09/29/23	5,985	5,756,672
Ontario, Province of Canada
3.050%, 01/29/24	125,100	122,526,693
Province of Alberta Canada
3.350%, 11/01/23	10,713	10,572,445
Province of Ontario Canada
3.400%, 10/17/23	4,100	4,042,828
Roche Holdings, Inc.
Ω 1.882%, 03/08/24	83,000	79,772,130
Roche Holdings, Inc., Floating Rate Note, SOFR + 0.330%, FRN
#(r)Ω 3.259%, 09/11/23	49,000	48,907,478
Svensk Exportkredit AB
1.750%, 12/12/23	3,654	3,537,364
0.375%, 03/11/24	6,000	5,659,380

27

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r) 3.963%, 12/19/22	78,500	$78,443,480
(r) 3.751%, 05/25/23	71,310	71,474,380
Svenska Handelsbanken AB
Ω 0.625%, 06/30/23	9,000	8,725,642
Swedbank AB
Ω 0.600%, 09/25/23	6,000	5,741,040
Toronto-Dominion Bank
3.500%, 07/19/23	30,745	30,428,919
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.220%, FRN
#(r) 3.082%, 06/02/23	80,000	79,724,800
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.240%, FRN
#(r) 3.298%, 01/06/23	14,867	14,858,052
Westpac Banking Corp.
# 3.300%, 02/26/24	12,500	12,263,417

TOTAL BONDS		2,092,407,990

CERTIFICATES OF DEPOSIT — (1.4%)
Royal Bank of Canada, Floating Rate Note, SOFR + 0.250%, FRN
(r)Ω 3.300%, 12/01/22	85,000	85,003,715

U.S. TREASURY OBLIGATIONS — (52.3%)
U.S. Treasury Notes
# 0.125%, 08/15/23	162,000	156,361,640
# 0.125%, 09/15/23	246,000	236,544,375

	Face Amount	Value†
	(000)
# 0.250%, 09/30/23	552,000	$530,437,500
# 0.125%, 10/15/23	554,000	530,584,847
0.375%, 10/31/23	505,000	483,892,576
0.250%, 11/15/23	232,500	222,191,894
0.500%, 11/30/23	270,000	258,345,704
0.125%, 12/15/23	95,000	90,365,039
0.750%, 12/31/23	150,000	143,384,766
0.125%, 01/15/24	290,000	274,650,390
0.875%, 01/31/24	125,000	119,262,695
U.S. Treasury Notes, 3M USTMMR - 0.075%, FRN
(r) 4.037%, 04/30/24	95,000	94,855,100

TOTAL U.S. TREASURY OBLIGATIONS		3,140,876,526

TOTAL INVESTMENT SECURITIES (Cost $5,458,796,878)		5,318,288,231

	Shares
TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 3.010%	21,572,059	21,572,059

SECURITIES LENDING COLLATERAL — (11.1%)
@§ The DFA Short Term Investment Fund	57,592,975	665,832,380

TOTAL INVESTMENTS — (100.0%) (Cost $6,146,230,058)		$6,005,692,670

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$2,092,407,990	—	$2,092,407,990
Certificates of Deposit	—	85,003,715	—	85,003,715
U.S. Treasury Obligations	—	3,140,876,526	—	3,140,876,526
Temporary Cash Investments	$21,572,059	—	—	21,572,059
Securities Lending Collateral	—	665,832,380	—	665,832,380

TOTAL	$21,572,059	$5,984,120,611	—	$6,005,692,670

See accompanying Notes to Financial Statements.

28

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Face Amount^	Value†
		(000)
BONDS — (65.3%)
AUSTRALIA — (6.9%)
Australia Government Bond
0.250%, 11/21/24	AUD	16,200	$9,751,662
Commonwealth Bank of Australia
4.200%, 08/18/25	AUD	7,000	4,408,361
National Australia Bank Ltd.
Ω 1.388%, 01/12/25		65,000	60,132,064
New South Wales Treasury Corp.
5.000%, 08/20/24	AUD	46,000	30,072,359
1.250%, 03/20/25	AUD	39,000	23,576,941
Queensland Treasury Corp.
5.750%, 07/22/24	AUD	55,300	36,587,480
Ω 4.750%, 07/21/25	AUD	26,000	17,037,586
South Australian Government
Financing Authority
2.250%, 08/15/24	AUD	9,500	5,921,517
2.750%, 04/16/25	AUD	35,000	21,846,768
Treasury Corp. of Victoria
5.500%, 12/17/24	AUD	83,500	55,286,259
Western Australian Treasury Corp.
2.500%, 07/23/24	AUD	7,200	4,515,309
5.000%, 07/23/25	AUD	12,000	7,912,093
Westpac Banking Corp.
3.250%, 11/16/23	AUD	4,000	2,529,798
3.300%, 02/26/24		12,000	11,772,880
1.019%, 11/18/24		47,400	43,694,405
2.700%, 03/17/25	AUD	4,200	2,563,675
3.900%, 08/11/25	AUD	10,000	6,247,676

TOTAL AUSTRALIA			343,856,833

AUSTRIA — (0.2%)
Oesterreichische Kontrollbank
AG
0.250%, 09/26/24	EUR	2,000	1,885,434
Republic of Austria Government Bond
Ω 1.750%, 10/20/23	EUR	5,000	4,917,254
Ω 1.650%, 10/21/24	EUR	3,800	3,728,641

TOTAL AUSTRIA			10,531,329

BELGIUM — (2.5%)
Dexia Credit Local SA
0.500%, 07/22/23	GBP	10,500	11,760,469
1.625%, 12/08/23	GBP	5,000	5,586,863
0.000%, 05/29/24	EUR	2,000	1,894,692
1.250%, 11/26/24	EUR	2,000	1,915,837
Euroclear Bank SA
1.250%, 09/30/24	GBP	2,000	2,138,364

		Face Amount^	Value†
		(000)
BELGIUM — (Continued)
Kingdom of Belgium Government Bond
Ω 0.200%, 10/22/23	EUR	20,000	$19,410,015
Ω 2.600%, 06/22/24	EUR	31,300	31,220,195
Ω 0.500%, 10/22/24	EUR	40,900	39,254,057
Ω 0.800%, 06/22/25	EUR	10,700	10,238,940

TOTAL BELGIUM			123,419,432

CANADA — (14.6%)
Alberta, Province of Canada
2.950%, 01/23/24		42,689	41,748,561
Bank of Montreal
2.890%, 06/20/23	CAD	86,800	62,932,310
Bank of Nova Scotia
2.290%, 06/28/24	CAD	10,000	7,040,995
Canadian Imperial Bank of
Commerce
2.970%, 07/11/23	CAD	82,500	59,774,728
CDP Financial, Inc.
3.150%, 07/24/24		23,431	22,802,190
CPPIB Capital, Inc.
Ω 3.000%, 06/13/24		55,000	53,424,881
Export Development Canada
2.625%, 02/21/24		30,700	29,919,429
0.496%, 04/08/24		3,400	3,198,872
Manitoba, Province of Canada
2.600%, 04/16/24		6,000	5,819,700
OMERS Finance Trust
2.500%, 05/02/24		10,000	9,657,700
0.450%, 05/13/25	EUR	6,000	5,565,380
Ontario Teachers’ Finance Trust
0.375%, 09/29/23		7,874	7,572,898
0.500%, 05/06/25	EUR	5,200	4,835,971
Ontario, Province of Canada
3.050%, 01/29/24		124,500	121,939,035
0.375%, 06/14/24	EUR	2,700	2,565,610
4.250%, 08/22/24	AUD	3,200	2,044,899
0.875%, 01/21/25	EUR	5,500	5,204,435
Province of Alberta Canada
0.500%, 04/16/25	EUR	3,920	3,663,940
Province of Ontario Canada
3.400%, 10/17/23		4,500	4,437,250
# 3.200%, 05/16/24		8,400	8,204,952
Province of Quebec Canada
0.875%, 01/15/25	EUR	29,492	27,930,095
Quebec, Province of Canada
4.200%, 03/10/25	AUD	26,115	16,650,596
0.200%, 04/07/25	EUR	333	309,016
Royal Bank of Canada
2.333%, 12/05/23	CAD	127,600	91,115,026

29

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
CANADA — (Continued)
Toronto-Dominion Bank
1.909%, 07/18/23	CAD	40,000	$28,757,661
2.850%, 03/08/24	CAD	119,000	84,739,076
Toronto-Dominion Bank
3.005%, 05/30/23	CAD	28,300	20,555,437

TOTAL CANADA			732,410,643

DENMARK — (1.4%)
Denmark Government Bond
0.000%, 11/15/24	DKK	398,500	50,565,277
Kommunekredit
1.000%, 12/15/23		10,300	9,880,956
2.000%, 06/25/24	GBP	2,700	2,996,972
0.750%, 08/15/24	GBP	7,732	8,382,416

TOTAL DENMARK			71,825,621

FINLAND — (0.4%)
Finland Government Bond
Ω 0.000%, 09/15/24	EUR	10,500	10,000,345
Kuntarahoitus Oyj
5.000%, 03/20/24	AUD	6,000	3,877,704
OP Corporate Bank PLC
0.125%, 07/01/24	EUR	6,000	5,608,179

TOTAL FINLAND			19,486,228

FRANCE — (3.5%)
Agence Francaise de Developpement EPIC
3.125%, 06/30/24		8,400	8,169,791
0.000%, 03/25/25	EUR	2,000	1,859,052
BNP Paribas SA
2.875%, 09/26/23	EUR	8,222	8,126,413
2.375%, 05/20/24	EUR	2,000	1,951,588
Bpifrance SACA
0.750%, 11/25/24	EUR	12,000	11,435,085
Caisse d’Amortissement de la Dette Sociale
3.375%, 03/20/24		28,287	27,765,222
0.375%, 05/27/24		44,120	41,222,198
1.375%, 11/25/24	EUR	27,200	26,222,898
French Republic Government Bond OAT
0.000%, 02/25/25	EUR	40,300	37,879,861
SNCF Reseau
4.500%, 01/30/24	EUR	2,400	2,428,414
Unedic Asseo
2.375%, 05/25/24	EUR	4,000	3,942,800
0.625%, 02/17/25	EUR	5,200	4,924,319

TOTAL FRANCE			175,927,641

GERMANY — (4.9%)
Erste Abwicklungsanstalt
0.250%, 03/01/24		30,400	28,644,583

		Face Amount^	Value†
		(000)
GERMANY — (Continued)
FMS Wertmanagement
0.625%, 12/15/23	GBP	2,000	$2,215,181
0.375%, 05/06/24		21,200	19,873,134
Free State of Bavaria
0.010%, 01/17/25	EUR	2,800	2,615,469
Kreditanstalt fuer Wiederaufbau
1.250%, 08/28/23	NOK	293,700	27,731,592
# 0.250%, 03/08/24		34,800	32,813,815
1.625%, 04/03/24	NOK	318,400	29,781,731
0.875%, 07/18/24	GBP	1,750	1,908,308
1.500%, 07/24/24	AUD	15,200	9,318,153
0.000%, 11/15/24	EUR	300	282,972
0.000%, 02/18/25	EUR	6,143	5,753,241
4.000%, 02/27/25	AUD	2,106	1,347,452
0.010%, 03/31/25	EUR	1,856	1,733,197
0.375%, 04/23/25	EUR	3,825	3,599,747
Land Berlin
0.010%, 11/21/23	EUR	1,000	964,065
0.500%, 02/10/25	EUR	1,300	1,224,638
0.250%, 04/22/25	EUR	1,200	1,118,458
Land Hessen
0.000%, 03/10/25	EUR	3,600	3,347,482
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.375%, 12/15/23	GBP	840	937,726
0.250%, 02/12/24		18,062	17,073,358
2.000%, 07/23/24		30,000	28,665,060
Landwirtschaftliche Rentenbank
5.375%, 04/23/24	NZD	4,150	2,417,856
0.400%, 09/23/24	AUD	5,000	2,986,359
4.250%, 01/09/25	AUD	20,300	13,025,468
NRW Bank
1.375%, 12/15/23	GBP	300	334,727
1.600%, 07/31/24	AUD	4,000	2,440,525
0.250%, 03/10/25	EUR	1,547	1,442,291

TOTAL GERMANY			243,596,588

IRELAND — (0.5%)
Ireland Government Bond
3.400%, 03/18/24	EUR	21,200	21,302,660
5.400%, 03/13/25	EUR	4,600	4,887,822

TOTAL IRELAND			26,190,482

NETHERLANDS — (3.4%)
BNG Bank NV
0.750%, 11/13/23	AUD	3,500	2,165,378
2.000%, 04/12/24	GBP	17,670	19,685,979
5.250%, 05/20/24	AUD	16,050	10,440,724
Ω 3.500%, 08/26/24		16,300	15,955,581
0.500%, 04/16/25	EUR	1,000	937,734
3.250%, 07/15/25	AUD	11,800	7,332,825
Cooperatieve Rabobank UA
5.500%, 04/11/24	AUD	2,280	1,476,700

30

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
NETHERLANDS — (Continued)
1.375%,01/10/25		76,968	$70,687,838
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV
4.250%,07/08/25	AUD	5,000	3,179,814
Nederlandse Waterschapsbank NV
1.125%,03/15/24		10,600	10,104,681
3.400%,07/22/25	AUD	7,540	4,703,604
Netherlands Government Bond
Ω 2.000%,07/15/24	EUR	16,900	16,713,312
Network Rail Infrastructure Finance PLC
4.750%,01/22/24	GBP	710	822,293
Shell International Finance BV
0.500%,05/11/24	EUR	4,835	4,600,754

TOTAL NETHERLANDS			168,807,217

NEW ZEALAND — (0.6%)
New Zealand Government Bond
0.500%,05/15/24	NZD	28,200	15,474,056
New Zealand Local Government Funding Agency Bond
2.250%,04/15/24	NZD	23,200	12,935,535

TOTAL NEW ZEALAND			28,409,591

NORWAY — (3.2%)
DNB Bank ASA
0.250%,04/09/24	EUR	2,000	1,892,636
Equinor ASA
2.650%,01/15/24		30,915	30,070,683
# 3.700%,03/01/24		2,678	2,634,628
Kommunalbanken AS
2.750%,02/05/24		13,200	12,882,778
5.250%,07/15/24	AUD	2,900	1,886,945
0.500%,10/08/24	AUD	7,300	4,344,271
4.250%,07/16/25	AUD	11,500	7,345,052
Norway Government Bond
Ω 3.000%,03/14/24	NOK	991,500	94,723,201
Ω 1.750%,03/13/25	NOK	68,800	6,349,481

TOTAL NORWAY			162,129,675

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (12.1%)
African Development Bank
4.000%,01/10/25	AUD	39,000	24,837,819
Asian Development Bank
4.500%,09/05/23	AUD	11,500	7,397,378
1.375%,12/15/23	GBP	31,416	35,096,101
2.450%,01/17/24	AUD	4,185	2,629,596

		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS (Continued)			—
1.625%, 03/15/24		32,561	$31,226,650
3.500%, 05/30/24	NZD	91,000	51,549,691
1.100%, 08/15/24	AUD	17,250	10,469,684
3.750%, 03/12/25	AUD	6,885	4,365,991
3.700%, 06/17/25	AUD	7,000	4,430,201
European Bank for Reconstruction & Development
0.500%, 09/01/23	AUD	9,500	5,896,949
European Financial Stability Facility
0.000%, 04/19/24	EUR	4,000	3,820,360
0.500%, 07/11/25	EUR	719	673,958
European Investment Bank
0.500%, 07/21/23	AUD	10,000	6,237,841
0.500%, 08/10/23	AUD	12,950	8,059,487
0.875%, 12/15/23	GBP	2,080	2,312,561
1.500%, 01/26/24	NOK	152,610	14,307,524
3.250%, 01/29/24		7,306	7,183,405
2.625%, 03/15/24		40,900	39,827,193
4.750%, 08/07/24	AUD	38,772	25,098,760
1.700%, 11/15/24	AUD	24,846	15,159,596
0.000%, 03/25/25	EUR	840	781,889
European Stability Mechanism
0.000%, 03/14/25	EUR	12,747	11,879,032
European Union
0.500%, 04/04/25	EUR	1,500	1,415,579
0.800%, 07/04/25	EUR	42,700	40,407,453
Inter-American Development Bank
1.250%, 12/15/23	GBP	35,600	39,725,203
3.250%, 07/01/24		26,342	25,719,598
4.750%, 08/27/24	AUD	30,150	19,487,642
International Bank for Reconstruction & Development
1.250%, 09/07/23	GBP	13,244	14,887,456
0.500%, 10/10/23	SEK	49,000	4,340,023
0.625%, 12/15/23	GBP	13,844	15,340,760
2.500%, 01/24/24	NZD	64,858	36,513,257
2.500%, 03/19/24		9,634	9,361,261
2.250%, 03/28/24		31,872	30,853,537
International Finance Corp.
1.450%, 07/22/24	AUD	30,390	18,613,787
4.000%, 04/03/25	AUD	5,141	3,285,064
Nordic Investment Bank
1.875%, 04/10/24	NOK	100,000	9,382,704
1.500%, 03/13/25	NOK	166,500	15,210,219
1.050%, 05/12/25	SEK	100,000	8,558,762

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			606,343,971

31

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
SWEDEN — (7.4%)
Kommuninvest I Sverige AB
3.250%, 01/16/24		18,274	$17,951,307
0.375%, 02/16/24		18,340	17,344,138
1.375%, 05/08/24		14,800	14,068,140
Ω 1.375%, 05/08/24		12,000	11,410,080
Ω 2.875%, 07/03/24		34,172	33,156,271
1.000%, 10/02/24	SEK	113,000	9,784,625
1.000%, 05/12/25	SEK	96,000	8,190,928
Skandinaviska Enskilda Banken AB
Ω 0.650%, 09/09/24		33,603	30,759,111
Svensk Exportkredit AB
1.750%, 12/12/23		42,871	41,502,558
1.375%, 12/15/23	GBP	5,000	5,579,535
# 3.625%, 09/03/24		38,200	37,427,386
0.625%, 10/07/24		36,400	33,664,540
Svenska Handelsbanken AB
Ω 0.625%, 06/30/23		9,410	9,123,144
3.900%, 11/20/23		58,150	57,244,959
1.000%, 04/15/25	EUR	2,200	2,064,572
Swedbank AB
Ω 0.600%, 09/25/23		7,000	6,697,880
Sweden Government Bond
Ω 1.500%, 11/13/23	SEK	220,000	19,766,565
2.500%, 05/12/25	SEK	193,000	17,513,021

TOTAL SWEDEN			373,248,760

UNITED KINGDOM — (0.8%)
United Kingdom Gilt
0.125%, 01/31/24	GBP	27,500	30,324,500
0.250%, 01/31/25	GBP	10,000	10,660,098

TOTAL UNITED KINGDOM			40,984,598

UNITED STATES — (2.9%)
Abbott Ireland Financing DAC
0.100%, 11/19/24	EUR	3,600	3,360,346

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Amazon.com, Inc.
# 2.730%, 04/13/24		55,000	$53,551,377
0.450%, 05/12/24		6,490	6,086,100
Apple, Inc.
1.375%, 01/17/24	EUR	2,100	2,051,400
Roche Holdings, Inc.
Ω 1.882%, 03/08/24		84,250	80,973,518

TOTAL UNITED STATES			146,022,741

TOTAL BONDS			3,273,191,350

U.S. TREASURY OBLIGATIONS — (34.0%)
U.S. Treasury Notes
0.125%, 10/15/23		45,850	43,912,121
0.375%, 10/31/23		422,000	404,361,717
0.250%, 11/15/23		475,000	453,940,428
0.500%, 11/30/23		345,000	330,108,399
0.125%, 12/15/23		38,000	36,146,016
0.750%, 12/31/23		288,500	275,776,700
0.125%, 01/15/24		170,000	161,001,953

TOTAL U.S. TREASURY OBLIGATIONS			1,705,247,334

TOTAL INVESTMENT SECURITIES (Cost $5,283,304,358)			4,978,438,684

		Shares
SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund		2,935,429	33,936,496

TOTAL INVESTMENTS — (100.0%) (Cost $5,317,249,450)			$5,012,375,180

As of October 31, 2022, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	12,213,963	GBP	10,561,428	JP Morgan	11/02/22	$102,123
USD	2,352,614	GBP	2,021,955	State Street Bank and Trust	11/02/22	33,837
USD	4,041,066	GBP	3,508,624	Bank of America Corp.	11/04/22	17,168
USD	3,437,415	GBP	2,982,293	Societe Generale	11/04/22	17,145
USD	6,595,954	GBP	5,742,589	State Street Bank and Trust	11/04/22	10,013
USD	17,026,710	EUR	17,015,203	Bank of America Corp.	11/10/22	202,204
USD	23,783,854	EUR	22,919,025	Bank of New York Mellon	11/10/22	1,121,693

32

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	22,879,483	EUR	22,859,375	JP Morgan	11/10/22	$276,302
USD	30,196,806	EUR	29,961,150	State Street Bank and Trust	11/10/22	571,445
USD	31,213,767	SEK	333,009,627	Citibank, N.A.	11/16/22	1,026,028
USD	10,356,144	DKK	75,164,089	HSBC Bank	11/16/22	369,346
USD	2,038,707	DKK	15,173,416	JP Morgan	11/16/22	22,667
USD	58,372,914	NZD	94,113,066	Barclays Capital	11/21/22	3,637,784
USD	58,911,637	NZD	95,423,673	Bank of America Corp.	11/22/22	3,413,413
NZD	1,923,903	USD	1,077,550	State Street Bank and Trust	11/22/22	41,388
USD	1,435,351	SEK	15,237,620	Bank of America Corp.	11/23/22	53,411
USD	4,533,984	SEK	47,918,042	Citibank, N.A.	11/23/22	188,171
USD	886,213	SEK	9,530,608	HSBC Bank	11/23/22	21,857
USD	32,036,055	SEK	350,246,134	Societe Generale	11/23/22	271,312
USD	40,834,819	CAD	53,634,277	HSBC Bank	12/05/22	1,456,205
USD	35,098,467	CAD	46,299,507	Citibank, N.A.	12/06/22	1,104,389
USD	42,448,725	CAD	55,690,953	Bank of America Corp.	12/07/22	1,558,411
CAD	13,609,897	USD	9,983,672	Bank of America Corp.	12/09/22	9,616
USD	63,799,531	CAD	82,912,467	UBS AG	12/09/22	2,919,701
USD	30,926,935	DKK	229,109,459	Bank of America Corp.	12/15/22	405,826
USD	27,412,319	EUR	27,431,003	Bank of America Corp.	12/29/22	170,418
USD	2,504,719	EUR	2,517,283	UBS AG	12/29/22	4,790
USD	74,314,458	GBP	64,274,387	Bank of America Corp.	01/03/23	433,716
USD	2,380,568	AUD	3,697,991	State Street Bank and Trust	01/03/23	10,193
USD	120,381,747	AUD	185,794,945	UBS AG	01/03/23	1,289,048
USD	201,176	AUD	313,187	Citibank, N.A.	01/19/23	313
USD	74,128,121	GBP	63,906,665	State Street Bank and Trust	01/26/23	625,434
USD	11,690,931	EUR	11,507,197	State Street Bank and Trust	01/27/23	237,172

Total Appreciation						$21,622,539
GBP	65,078,164	USD	75,074,821	Bank of America Corp.	11/02/22	$(443,214)
USD	58,436,563	GBP	52,494,781	State Street Bank and Trust	11/02/22	(1,764,427)
USD	3,439,607	GBP	3,029,185	Bank of America Corp.	11/04/22	(34,441)
USD	999,179	GBP	886,810	Citibank, N.A.	11/04/22	(17,867)
USD	19,168,250	GBP	17,264,630	HSBC Bank	11/04/22	(631,850)
USD	3,843,743	GBP	3,387,143	Societe Generale	11/04/22	(40,833)
USD	21,748,662	GBP	19,461,324	State Street Bank and Trust	11/04/22	(570,737)
USD	1,276,282	EUR	1,308,735	Morgan Stanley and Co. International	11/10/22	(17,785)
USD	10,328,614	NZD	18,151,424	Royal Bank of Canada	11/22/22	(228,219)
USD	5,875,920	EUR	5,958,596	Bank of America Corp.	12/29/22	(41,599)
USD	28,296,589	EUR	28,810,298	Bank of New York Mellon	12/29/22	(315,098)
USD	12,675,917	EUR	12,953,612	HSBC Bank	12/29/22	(188,396)
USD	174,458	EUR	176,869	Morgan Stanley and Co. International	12/29/22	(1,192)
USD	64,764,168	NOK	682,368,608	HSBC Bank	01/05/23	(1,023,011)
NOK	124,909,207	USD	12,188,977	Bank of New York Mellon	01/06/23	(146,090)
NOK	114,199,690	USD	11,018,756	HSBC Bank	01/06/23	(8,407)
USD	98,497,854	NOK	1,052,434,671	Royal Bank of Canada	01/06/23	(2,970,660)
USD	122,649,881	AUD	194,001,498	UBS AG	01/10/23	(1,733,802)
USD	8,077,550	DKK	61,479,074	HSBC Bank	01/11/23	(134,232)
USD	106,354,497	EUR	108,833,351	State Street Bank and Trust	01/11/23	(1,847,241)
USD	59,357,804	CAD	81,992,300	UBS AG	01/11/23	(884,270)
USD	54,841,491	NOK	593,135,401	Bank of America Corp.	01/12/23	(2,355,553)
USD	41,695,067	CAD	58,143,979	State Street Bank and Trust	01/12/23	(1,025,591)
USD	130,936,554	EUR	134,307,677	UBS AG	01/12/23	(2,601,394)
USD	45,427,709	CAD	62,207,024	Bank of America Corp.	01/17/23	(281,562)
USD	118,487,875	AUD	186,340,364	Citibank, N.A.	01/17/23	(1,013,357)
USD	669,609	AUD	1,047,504	Citibank, N.A.	01/19/23	(2,210)
USD	117,630,201	AUD	185,486,274	UBS AG	01/19/23	(1,331,681)

33

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	41,781,377	CAD	57,829,157	Citibank, N.A.	01/20/23	$(712,930)

Total (Depreciation)						$(22,367,649)

Total Appreciation (Depreciation)						$(745,110)

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$343,856,833	—	$343,856,833
Austria	—	10,531,329	—	10,531,329
Belgium	—	123,419,432	—	123,419,432
Canada	—	732,410,643	—	732,410,643
Denmark	—	71,825,621	—	71,825,621
Finland	—	19,486,228	—	19,486,228
France	—	175,927,641	—	175,927,641
Germany	—	243,596,588	—	243,596,588
Ireland	—	26,190,482	—	26,190,482
Netherlands	—	168,807,217	—	168,807,217
New Zealand	—	28,409,591	—	28,409,591
Norway	—	162,129,675	—	162,129,675
Supranational Organization Obligations	—	606,343,971	—	606,343,971
Sweden	—	373,248,760	—	373,248,760
United Kingdom	—	40,984,598	—	40,984,598
United States	—	146,022,741	—	146,022,741
U.S. Treasury Obligations	—	1,705,247,334	—	1,705,247,334
Securities Lending Collateral	—	33,936,496	—	33,936,496
Forward Currency Contracts**	—	(745,110)	—	(745,110)

TOTAL	—	$5,011,630,070	—	$5,011,630,070

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

34

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Face Amount^	Value†
		(000)
BONDS — (86.9%)
AUSTRALIA — (4.9%)
ANZ New Zealand International Ltd.
Ω 1.250%, 06/22/26		2,500	$2,151,251
Australia Government Bond
0.250%, 11/21/25	AUD	23,600	13,768,289
4.250%, 04/21/26	AUD	2,000	1,317,728
Bank of New Zealand
Ω 1.000%, 03/03/26		2,500	2,163,163
Commonwealth Bank of Australia
Ω 1.125%, 06/15/26		3,000	2,593,631
Glencore Funding LLC
Ω 4.125%, 03/12/24		825	808,247
Ω 4.625%, 04/29/24		1,200	1,179,541
Ω 1.625%, 09/01/25		975	867,462
Ω 1.625%, 04/27/26		5,600	4,809,943
Macquarie Bank Ltd.
Ω 3.900%, 01/15/26		1,316	1,253,901
New South Wales Treasury Corp.
4.000%, 05/20/26	AUD	3,900	2,506,073
Treasury Corp. of Victoria
0.500%, 11/20/25	AUD	4,000	2,318,502
Westpac Banking Corp.
2.850%, 05/13/26		2,790	2,580,901
1.150%, 06/03/26		12,970	11,251,487

TOTAL AUSTRALIA			49,570,119

AUSTRIA — (0.1%)
Erste Group Bank AG
1.500%, 04/07/26	EUR	200	183,055
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
1.375%, 04/14/25	EUR	1,300	1,212,713

TOTAL AUSTRIA			1,395,768

BELGIUM — (0.3%)
Belfius Bank SA
0.010%, 10/15/25	EUR	1,500	1,341,857
0.000%, 08/28/26	EUR	1,500	1,297,481

TOTAL BELGIUM			2,639,338

CANADA — (8.0%)
Bank of Montreal
2.280%, 07/29/24	CAD	5,500	3,846,387
2.750%, 06/15/27	EUR	200	185,178
Bank of Nova Scotia
2.290%, 06/28/24	CAD	21,000	14,786,090
1.050%, 03/02/26		6,600	5,716,729

		Face Amount^	Value†
		(000)
CANADA — (Continued)
Canadian Imperial Bank of Commerce
2.970%, 07/11/23	CAD	23,500	$17,026,741
1.250%, 06/22/26		573	489,801
Canadian Natural Resources Ltd.
2.950%, 01/15/23		2,000	1,992,122
3.900%, 02/01/25		1,110	1,070,399
CDP Financial, Inc.
0.875%, 06/10/25		4,500	4,075,332
CPPIB Capital, Inc.
1.250%, 03/04/25		10,000	9,235,784
Enbridge Pipelines, Inc.
3.000%, 08/10/26	CAD	1,000	680,280
Enbridge, Inc.
# 4.000%, 10/01/23		3,000	2,958,786
ITC Holdings Corp.
3.650%, 06/15/24		1,099	1,065,971
National Bank of Canada
1.534%, 06/15/26	CAD	2,000	1,293,823
Rogers Communications, Inc.
3.625%, 12/15/25		100	93,441
Royal Bank of Canada
2.352%, 07/02/24	CAD	2,500	1,754,524
1.200%, 04/27/26		4,000	3,450,911
Toronto-Dominion Bank
0.750%, 01/06/26		4,740	4,089,499
1.200%, 06/03/26		8,560	7,375,673

TOTAL CANADA			81,187,471
DENMARK — (0.1%)
Danske Bank AS
0.625%, 05/26/25	EUR	670	614,825

FINLAND — (0.2%)
OP Corporate Bank PLC
0.375%, 06/19/24	EUR	800	747,060
0.250%, 03/24/26	EUR	740	639,372
1.375%, 09/04/26	GBP	500	484,627

TOTAL FINLAND			1,871,059
FRANCE — (2.4%)
Airbus SE
1.625%, 04/07/25	EUR	500	475,872
Banque Federative du Credit Mutuel SA
Ω 2.375%, 11/21/24		300	280,712
0.010%, 03/07/25	EUR	3,200	2,910,040
1.000%, 05/23/25	EUR	200	185,139
1.625%, 01/19/26	EUR	1,000	925,367
1.000%, 07/16/26	GBP	200	196,705
BPCE SA
Ω 2.375%, 01/14/25		1,500	1,376,137

35

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
FRANCE — (Continued)
0.625%, 04/28/25	EUR	1,000	$920,055
0.250%, 01/15/26	EUR	2,000	1,782,640
#Ω 1.000%, 01/20/26		2,900	2,489,210
0.375%, 02/02/26	EUR	1,000	890,798
Caisse d’Amortissement de la Dette Sociale
0.375%, 05/27/24		4,600	4,297,872
Credit Agricole SA
1.250%, 04/14/26	EUR	500	457,808
1.375%, 05/03/27	EUR	800	716,348
LVMH Moet Hennessy Louis Vuitton SE
0.000%, 02/11/26	EUR	1,200	1,081,652
PSA Banque France SA
0.000%, 01/22/25	EUR	3,200	2,909,559
Societe Generale SA
Ω 1.375%, 07/08/25		1,000	889,336
0.125%, 02/24/26	EUR	1,300	1,145,075
TotalEnergies Capital International SA
2.875%, 11/19/25	EUR	1,000	978,098
1.660%, 07/22/26	GBP	100	1 01,738

TOTAL FRANCE			25,010,161

GERMANY — (4.5%)
Bayer U.S. Finance II LLC
Ω 4.250%, 12/15/25		4,700	4,493,737
BMW Finance NV
0.500%, 02/22/25	EUR	494	462,588
0.000%, 01/11/26	EUR	240	216,308
BMW U.S. Capital LLC
Ω 3.250%, 04/01/25		807	771,068
Ω 3.900%, 04/09/25		142	137,216
Ω 2.800%, 04/11/26		1,163	1,065,816
Deutsche Bank AG
3.700%, 05/30/24		748	715,754
HOWOGE
Wohnungs-baugesellschaftmbH
0.000%, 11/01/24	EUR	2,900	2,644,337
Kreditanstalt fuer Wiederaufbau
1.625%, 04/03/24	NOK	10,000	935,356
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.250%, 08/07/25	AUD	7,500	4,777,725
Landwirtschaftliche Rentenbank
4.750%, 05/06/26	AUD	9,900	6,428,429
Mercedes-Benz Finance North America LLC
Ω 3.300%, 05/19/25		500	472,947
Ω 1.450%, 03/02/26		11,000	9,636,099

		Face Amount^	Value†
		(000)
GERMANY —(Continued)
Merck Financial Services GmbH
0.125%, 07/16/25	EUR	200	$183,646
NRW Bank
1.050%, 03/31/26	AUD	2,800	1,595,615
Siemens Financieringsmaatschappij NV
0.000%, 09/05/24	EUR	240	225,728
1.000%, 02/20/25	GBP	500	528,357
2.250%, 03/10/25	EUR	200	194,340
0.000%, 02/20/26	EUR	400	357,780
1.200%, 03/11/26		4,000	3,488,560
Volkswagen Group of America Finance LLC
Ω 2.850%, 09/26/24		1,000	949,120
Ω 3.350%, 05/13/25		3,500	3,295,198
#Ω 4.625%, 11/13/25		1,000	967,395
Volkswagen International
Finance NV
0.875%, 01/16/23	EUR	300	295,713
VW Credit Canada, Inc.
1.200%, 09/25/23	CAD	2,000	1,415,451

TOTAL GERMANY			46,254,283

IRELAND — (0.9%)
AerCap Ireland Capital
DAC/AerCap Global Aviation Trust
# 2.875%, 08/14/24		5,000	4,684,992
1.750%, 01/30/26		2,700	2,299,148
4.450%, 04/03/26		150	138,691
ESB Finance DAC
2.125%, 06/08/27	EUR	1,000	920,655
GAS Networks Ireland
0.125%, 12/04/24	EUR	800	737,032

TOTAL IRELAND			8,780,518

ITALY — (0.8%)
Intesa Sanpaolo SpA
Ω 3.250%, 09/23/24		1,000	933,461
Republic of Italy Government
International Bond
6.875%, 09/27/23		2,500	2,518,475
2.375%, 10/17/24		4,562	4,251,793
1.250%, 02/17/26		248	211,145
UniCredit SpA
Ω 7.830%, 12/04/23		500	497,632

TOTAL ITALY			8,412,506

JAPAN — (4.3%)
7-Eleven, Inc.
Ω 0.950%, 02/10/26		1,000	860,050

36

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
JAPAN — (Continued)
American Honda Finance Corp.
1.950%, 10/18/24	EUR	210	$203,005
Development Bank of Japan, Inc.
0.010%, 09/09/25	EUR	400	363,231
0.875%, 10/10/25	EUR	400	371,346
Mitsubishi Corp.
3.375%, 07/23/24		250	241,238
Mitsubishi UFJ Financial Group, Inc.
0.339%, 07/19/24	EUR	2,499	2,323,434
1.412%, 07/17/25		2,300	2,053,095
2.757%, 09/13/26		2,000	1,783,080
Mizuho Financial Group, Inc.
0.214%, 10/07/25	EUR	100	89,277
1.631%, 04/08/27	EUR	3,277	2,897,844
Nissan Motor Acceptance Co. LLC
Ω 2.000%, 03/09/26		4,845	3,947,957
Nomura Holdings, Inc.
1.653%, 07/14/26		5,828	4,951,223
NTT Finance Corp.
0.010%, 03/03/25	EUR	1,700	1,563,546
Ω 1.162%, 04/03/26		4,920	4,263,593
1.162%, 04/03/26		1,500	1,299,876
Sumitomo Mitsui Financial Group, Inc.
0.934%, 10/11/24	EUR	2,000	1,880,291
0.948%, 01/12/26		2,300	1,976,665
1.546%, 06/15/26	EUR	3,040	2,746,963
2.632%, 07/14/26		4,000	3,583,371
Toyota Credit Canada, Inc.
3.040%, 07/12/23	CAD	6,000	4,345,755
Toyota Finance Australia Ltd.
2.004%, 10/21/24	EUR	1,400	1,358,723
Toyota Motor Corp.
1.339%, 03/25/26		163	143,865
Toyota Motor Credit Corp.
0.750%, 11/19/26	GBP	733	711,013

TOTAL JAPAN			43,958,441

LUXEMBOURG — (0.0%)
Prologis International Funding II SA
1.876%, 04/17/25	EUR	200	187,184

NETHERLANDS — (1.1%)
BNG Bank NV
3.250%, 07/15/25	AUD	7,000	4,349,981
Cooperatieve Rabobank UA
Ω 2.625%, 07/22/24		1,000	952,474
Enexis Holding NV
0.875%, 04/28/26	EUR	2,600	2,384,249

		Face Amount^	Value†
		(000)
NETHERLANDS — (Continued)
LeasePlan Corp. NV
Ω 2.875%, 10/24/24		1,000	$929,116
Royal Schiphol Group NV
2.000%, 10/05/26	EUR	526	485,355
TenneT Holding BV
1.625%, 11/17/26	EUR	2,250	2,074,806

TOTAL NETHERLANDS			11,175,981

NORWAY — (1.5%)
Aker BP ASA
3.000%, 01/15/25		5,900	5,528,746
Ω 3.000%, 01/15/25		1,000	937,076
Ω 2.875%, 01/15/26		1,300	1,176,058
Kommunalbanken AS
4.250%, 07/16/25	AUD	90	57,483
Norway Government Bond
Ω 3.000%, 03/14/24	NOK	71,600	6,840,324
Statnett SF
0.875%, 03/08/25	EUR	500	467,625

TOTAL NORWAY			15,007,312

SPAIN — (1.4%)
Banco Bilbao Vizcaya Argentaria SA
1.750%, 11/26/25	EUR	3,000	2,800,413
Banco Santander SA
3.848%, 04/12/23		2,000	1,981,832
Santander Holdings USA, Inc.
3.400%, 01/18/23		9,525	9,482,671

TOTAL SPAIN			14,264,916

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.2%)
Asian Development Bank
0.500%, 05/05/26	AUD	5,400	3,036,182
Asian Infrastructure Investment Bank
1.000%, 05/06/26	AUD	200	113,416
European Investment Bank
# 2.250%, 06/24/24		25,800	24,853,398
Inter-American Development Bank
3.000%, 02/21/24		5,000	4,896,494
2.750%, 10/30/25	AUD	10,000	6,141,826
International Bank for Reconstruction & Development
0.500%, 05/18/26	AUD	1,800	1,008,684
Nordic Investment Bank
1.875%, 04/10/24	NOK	32,890	3,085,971

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			43,135,971

37

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
SWEDEN — (1.8%)
SBAB Bank AB
1.875%, 12/10/25	EUR	2,877	$2,716,075
Skandinaviska Enskilda Banken AB
1.750%, 11/11/26	EUR	600	554,441
Svenska Handelsbanken AB
1.000%, 04/15/25	EUR	670	628,756
Swedbank AB
0.250%, 10/09/24	EUR	800	740,998
0.250%, 11/02/26	EUR	1,600	1,382,962
Ω 1.538%, 11/16/26		5,900	5,064,604
Volvo Treasury AB
0.125%, 09/17/24	EUR	250	233,438
1.625%, 09/18/25	EUR	3,690	3,468,990
2.625%, 02/20/26	EUR	1,250	1,203,412
2.000%, 08/19/27	EUR	2,159	1,984,576

TOTAL SWEDEN			17,978,252

SWITZERLAND — (0.9%)
Credit Suisse Group AG
4.550%, 04/17/26		700	614,030
UBS AG
0.010%, 03/31/26	EUR	1,270	1,106,112
UBS Group AG
Ω 4.125%, 09/24/25		3,000	2,840,317
Ω 4.125%, 04/15/26		5,000	4,661,520
1.250%, 09/01/26	EUR	240	211,993

TOTAL SWITZERLAND			9,433,972

UNITED KINGDOM — (6.2%)
AstraZeneca PLC
0.700%, 04/08/26		9,900	8,535,302
Barclays PLC
3.650%, 03/16/25		500	464,478
4.375%, 01/12/26		3,300	3,063,583
BAT Capital Corp.
3.222%, 08/15/24		3,500	3,345,154
BAT International Finance PLC
0.875%, 10/13/23	EUR	3,000	2,885,027
1.668%, 03/25/26		1,000	858,850
BP Capital Markets America, Inc.
3.119%, 05/04/26		605	564,090
BP Capital Markets PLC
2.972%, 02/27/26	EUR	2,341	2,261,465
2.213%, 09/25/26	EUR	2,500	2,347,844
1.573%, 02/16/27	EUR	1,016	921,604
CNH Industrial Capital LLC
4.200%, 01/15/24		380	373,493
3.950%, 05/23/25		4,100	3,926,306
Diageo Finance PLC
1.750%, 09/23/24	EUR	600	578,108
1.000%, 04/22/25	EUR	1,000	938,576
2.375%, 05/20/26	EUR	1,000	951,479

		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
Experian Finance PLC
1.375%, 06/25/26	EUR	2,553	$2,347,305
HSBC Bank Canada
2.542%, 01/31/23	CAD	5,000	3,651,228
HSBC Holdings PLC
3.196%, 12/05/23	CAD	4,000	2,862,965
4.300%, 03/08/26		1,000	941,033
Lloyds Bank Corporate Markets PLC
0.375%, 01/28/25	EUR	100	91,458
Lseg Netherlands BV
0.000%, 04/06/25	EUR	740	672,172
Motability Operations Group PLC
0.375%, 01/03/26	EUR	2,100	1,868,796
Nationwide Building Society
1.250%, 03/03/25	EUR	600	563,097
0.250%, 07/22/25	EUR	850	766,459
Ω 1.500%, 10/13/26		9,000	7,544,319
2.000%, 04/28/27	EUR	920	833,733
NatWest Group PLC
4.800%, 04/05/26		7,200	6,785,481
Reckitt Benckiser Treasury Services Nederland BV
0.375%, 05/19/26	EUR	200	179,474
Reckitt Benckiser Treasury Services PLC
#Ω 2.750%, 06/26/24		700	671,265
Sky Ltd.
2.250%, 11/17/25	EUR	240	229,371
Unilever Finance Netherlands BV
0.750%, 02/28/26	EUR	1,775	1,631,259

TOTAL UNITED KINGDOM			63,654,774

UNITED STATES — (43.3%)
AbbVie, Inc.
# 3.200%, 05/14/26		300	279,497
Ally Financial, Inc.
3.875%, 05/21/24		4,000	3,862,754
# 5.800%, 05/01/25		1,470	1,470,103
Amazon.com, Inc.
1.000%, 05/12/26		23,310	20,403,222
Amcor Finance USA, Inc.
3.625%, 04/28/26		551	508,428
American Express Co.
2.500%, 07/30/24		2,500	2,376,429
American Tower Corp.
4.000%, 06/01/25		2,000	1,912,957
# 1.300%, 09/15/25		1,000	880,928
1.600%, 04/15/26		1,500	1,295,112
3.375%, 10/15/26		3,000	2,714,691
Ameriprise Financial, Inc.
2.875%, 09/15/26		1,000	917,812

38

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Amgen, Inc.
2.000%, 02/25/26	EUR	400	$379,844
2.600%, 08/19/26		4,000	3,653,323
Aon Global Ltd.
2.875%, 05/14/26	EUR	1,500	1,415,555
Ares Capital Corp.
3.875%, 01/15/26		1,300	1,165,504
Arizona Public Service Co.
3.150%, 05/15/25		3,000	2,832,598
Assurant, Inc.
4.200%, 09/27/23		1,126	1,115,472
AutoZone, Inc.
3.250%, 04/15/25		2,000	1,899,816
Avnet, Inc.
4.625%, 04/15/26		2,000	1,896,624
Bank of America Corp.
3.875%, 08/01/25		1,000	965,108
3.500%, 04/19/26		3,000	2,801,112
Biogen, Inc.
4.050%, 09/15/25		6,000	5,771,738
Boardwalk Pipelines LP
4.950%, 12/15/24		355	351,022
# 5.950%, 06/01/26		200	200,308
Boeing Co.
2.600%, 10/30/25		5,194	4,742,640
Boeing Co.
3.100%, 05/01/26		1,100	993,264
2.250%, 06/15/26		154	134,770
Booking Holdings, Inc.
2.375%, 09/23/24	EUR	1,000	972,527
0.100%, 03/08/25	EUR	1,280	1,170,842
3.650%, 03/15/25		1,000	964,300
1.800%, 03/03/27	EUR	1,700	1,542,094
BorgWarner, Inc.
Ω 5.000%, 10/01/25		1,683	1,638,880
Bristol-Myers Squibb Co.
3.200%, 06/15/26		1,313	1,238,715
Brown & Brown, Inc.
4.200%, 09/15/24		1,429	1,391,103
Bunge Ltd. Finance Corp.
1.630%, 08/17/25		500	447,588
Campbell Soup Co.
3.650%, 03/15/23		286	284,558
Capital One Financial Corp.
3.750%, 04/24/24		700	680,995
# 3.200%, 02/05/25		1,000	945,387
Cargill, Inc.
Ω 0.750%, 02/02/26		1,300	1,126,397
Carrier Global Corp.
2.242%, 02/15/25		436	405,747
Celanese U.S. Holdings LLC
1.400%, 08/05/26		1,000	806,224
Charles Schwab Corp.
0.900%, 03/11/26		2,000	1,729,304
1.150%, 05/13/26		2,500	2,164,954

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Chevron Corp.
# 3.326%, 11/17/25		3,000	$2,891,790
Chubb INA Holdings, Inc.
0.300%, 12/15/24	EUR	700	645,193
3.150%, 03/15/25		1,100	1,050,172
Cigna Corp.
1.250%, 03/15/26		8,000	6,982,788
Cintas Corp. No. 2
3.450%, 05/01/25		1,750	1,687,455
Citigroup, Inc.
3.700%, 01/12/26		1,000	940,098
3.400%, 05/01/26		5,000	4,631,629
3.200%, 10/21/26		2,000	1,821,319
CNA Financial Corp.
3.950%, 05/15/24		7,000	6,832,422
Comcast Corp.
3.150%, 03/01/26		2,000	1,878,605
0.000%, 09/14/26	EUR	1,900	1,645,492
Conagra Brands, Inc.
4.300%, 05/01/24		1,409	1,386,821
Constellation Energy Generation LLC
3.250%, 06/01/25		2,000	1,896,322
Crown Castle, Inc.
# 3.200%, 09/01/24		5,000	4,817,165
1.050%, 07/15/26		2,500	2,104,001
Discover Financial Services
# 4.500%, 01/30/26		4,517	4,234,561
Discovery Communications LLC
3.450%, 03/15/25		200	187,931
DXC Technology Co.
1.800%, 09/15/26		285	244,792
Eaton Capital UnLtd Co.
0.750%, 09/20/24	EUR	500	471,963
0.128%, 03/08/26	EUR	2,000	1,758,990
Edison International
4.950%, 04/15/25		6,000	5,900,709
Elevance Health, Inc.
2.375%, 01/15/25		1,000	939,725
1.500%, 03/15/26		3,700	3,267,550
Emerson Electric Co.
1.250%, 10/15/25	EUR	1,100	1,017,556
Energy Transfer LP
4.050%, 03/15/25		300	287,208
2.900%, 05/15/25		7,000	6,497,960
Equinix, Inc.
2.625%, 11/18/24		4,000	3,767,600
# 1.250%, 07/15/25		3,500	3,117,240
1.450%, 05/15/26		600	515,714
ERAC USA Finance LLC
Ω 3.850%, 11/15/24		4,000	3,856,071
Exelon Corp.
3.950%, 06/15/25		1,700	1,636,994

39

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Expedia Group, Inc.
5.000%, 02/15/26	3,000	$2,898,981
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25	721	704,786
Fidelity National Information Services, Inc.
1.150%, 03/01/26	7,300	6,286,904
Fiserv, Inc.
3.200%, 07/01/26	3,750	3,440,618
Flex Ltd.
3.750%, 02/01/26	7,750	7,174,097
Fortune Brands Home & Security, Inc.
4.000%, 06/15/25	1,000	957,641
General Motors Co.
6.125%, 10/01/25	800	796,638
General Motors Financial Co., Inc.
2.750%, 06/20/25	2,000	1,840,197
1.250%, 01/08/26	3,000	2,559,196
# 5.250%, 03/01/26	1,500	1,453,505
Georgia-Pacific LLC
Ω 3.600%, 03/01/25	125	120,368
#Ω 0.950%, 05/15/26	1,537	1,326,651
Gilead Sciences, Inc.
3.650%, 03/01/26	7,379	6,986,569
GlaxoSmithKline Capital PLC
3.000%, 06/01/24	1,000	970,812
Global Payments, Inc.
3.750%, 06/01/23	1,000	989,772
1.500%, 11/15/24	1,000	915,613
1.200%, 03/01/26	400	341,268
Goldman Sachs Group, Inc.
3.750%, 02/25/26	6,700	6,295,195
Hewlett Packard Enterprise Co.
# 4.450%, 10/02/23	3,130	3,105,069
Humana, Inc.
3.850%, 10/01/24	6,850	6,676,900
International Business Machines Corp.
3.000%, 05/15/24	6,000	5,822,036
3.300%, 05/15/26	2,200	2,058,905
Interpublic Group of Cos., Inc.
4.200%, 04/15/24	1,002	981,480
Jabil, Inc.
1.700%, 04/15/26	4,500	3,901,792
JM Smucker Co.
3.500%, 03/15/25	1,000	958,840
JPMorgan Chase & Co.
3.300%, 04/01/26	7,900	7,372,094
Juniper Networks, Inc.
1.200%, 12/10/25	6,000	5,231,598

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Kellogg Co.
3.250%, 04/01/26		1,122	$1,050,905
Kinder Morgan, Inc.
4.300%, 06/01/25		2,000	1,946,131
Laboratory Corp. of America Holdings
1.550%, 06/01/26		2,000	1,736,324
Lazard Group LLC
3.750%, 02/13/25		2,460	2,366,167
3.625%, 03/01/27		4,000	3,657,415
Lennar Corp.
4.750%, 05/30/25		3,700	3,597,182
Marathon Petroleum Corp.
4.700%, 05/01/25		3,900	3,816,755
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24		2,000	1,943,939
1.349%, 09/21/26	EUR	342	305,718
McDonald’s Corp.
3.700%, 01/30/26		1,287	1,234,804
McKesson Corp.
0.900%, 12/03/25		1,600	1,397,099
Medtronic Global Holdings SCA
0.000%, 10/15/25	EUR	800	717,971
1.125%, 03/07/27	EUR	1,400	1,258,242
Merck & Co., Inc.
0.500%, 11/02/24	EUR	700	661,179
MetLife, Inc.
5.375%, 12/09/24	GBP	800	922,786
Morgan Stanley
3.000%, 02/07/24	CAD	11,500	8,187,298
1.375%, 10/27/26	EUR	207	184,413
1.875%, 04/27/27	EUR	1,000	892,963
MPLX LP
4.875%, 12/01/24		165	161,973
1.750%, 03/01/26		3,900	3,400,191
Mylan, Inc.
Ω 3.125%, 01/15/23		3,550	3,527,955
4.200%, 11/29/23		331	324,750
National Retail Properties, Inc.
3.900%, 06/15/24		5,000	4,871,366
National Rural Utilities Cooperative Finance Corp.
# 1.000%, 06/15/26		2,600	2,250,992
NetApp, Inc.
1.875%, 06/22/25		7,000	6,327,906
Nuveen Finance LLC
Ω 4.125%, 11/01/24		7,000	6,779,448
ONEOK, Inc.
2.750%, 09/01/24		3,590	3,406,346
2.200%, 09/15/25		2,055	1,852,042
5.850%, 01/15/26		1,500	1,491,654
Oracle Corp.
# 2.500%, 04/01/25		1,000	934,303
1.650%, 03/25/26		7,450	6,540,023

40

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Ovintiv Exploration, Inc.
5.375%, 01/01/26		292	$285,522
Paramount Global
4.750%, 05/15/25		2,038	1,990,267
4.000%, 01/15/26		2,000	1,871,611
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω 4.000%, 07/15/25		2,000	1,900,042
Ω 4.450%, 01/29/26		1,715	1,629,262
Ω 1.700%, 06/15/26		4,000	3,420,832
Philip Morris International, Inc.
2.875%, 05/01/24		500	482,221
2.750%, 03/19/25	EUR	424	409,178
2.750%, 02/25/26		3,395	3,112,110
# 0.875%, 05/01/26		1,497	1,278,217
Phillips 66
1.300%, 02/15/26		3,500	3,056,056
Phillips 66 Co.
Ω 2.450%, 12/15/24		81	75,706
PPG Industries, Inc.
1.200%, 03/15/26		1,202	1,041,180
Prologis Euro Finance LLC
0.250%, 09/10/27	EUR	100	81,827
Prologis LP
3.000%, 06/02/26	EUR	1,550	1,468,141
Public Storage
0.875%, 02/15/26		4,000	3,459,509
PulteGroup, Inc.
5.500%, 03/01/26		3,000	2,943,639
PVH Corp.
# 4.625%, 07/10/25		4,851	4,627,589
Realty Income Corp.
1.875%, 01/14/27	GBP	300	291,171
Roche Holdings, Inc.
Ω 0.991%, 03/05/26		2,550	2,241,008
Roper Technologies, Inc.
1.000%, 09/15/25		1,500	1,327,038
Ross Stores, Inc.
4.600%, 04/15/25		2,000	1,958,369
Royalty Pharma PLC
1.200%, 09/02/25		8,000	7,056,327
Ryder System, Inc.
# 3.400%, 03/01/23		2,325	2,312,916
2.500%, 09/01/24		3,000	2,836,183
4.625%, 06/01/25		1,000	970,551
3.350%, 09/01/25		1,500	1,406,400
Schlumberger Finance BV
0.000%, 10/15/24	EUR	740	687,500
1.375%, 10/28/26	EUR	1,200	1,100,992
Sempra Energy
3.300%, 04/01/25		3,531	3,343,216
Simon Property Group LP
2.000%, 09/13/24		5,000	4,699,032
3.500%, 09/01/25		3,500	3,324,000
Sky Ltd.
2.500%, 09/15/26	EUR	3,467	3,296,591

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Southwest Airlines Co.
5.250%, 05/04/25		4,500	$4,475,373
Southwestern Electric Power Co.
1.650%, 03/15/26		5,345	4,697,459
Steel Dynamics, Inc.
2.400%, 06/15/25		2,100	1,941,129
Thermo Fisher Scientific Finance I BV
0.000%, 11/18/25	EUR	440	394,519
Thermo Fisher Scientific, Inc.
0.125%, 03/01/25	EUR	400	369,309
1.400%, 01/23/26	EUR	1,800	1,675,046
United Parcel Service, Inc.
2.125%, 05/21/24	CAD	5,000	3,528,205
1.625%, 11/15/25	EUR	1,000	945,087
UnitedHealth Group, Inc.
# 1.150%, 05/15/26		1,250	1,100,199
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		2,000	1,821,514
Ventas Realty LP
3.500%, 04/15/24		1,000	969,964
2.650%, 01/15/25		2,000	1,869,265
Verizon Communications, Inc.
# 3.376%, 02/15/25		1,000	965,280
1.450%, 03/20/26		7,100	6,251,669
Viatris, Inc.
1.650%, 06/22/25		480	428,501
VMware, Inc.
1.400%, 08/15/26		3,725	3,177,830
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		677	633,807
Wells Fargo & Co.
3.184%, 02/08/24	CAD	4,250	3,031,543
# 3.550%, 09/29/25		2,500	2,367,571
3.000%, 04/22/26		4,000	3,660,573
2.975%, 05/19/26	CAD	1,000	676,742
Western Union Co.
1.350%, 03/15/26		3,062	2,621,374
Williams Cos., Inc.
4.000%, 09/15/25		566	542,860
WRKCo, Inc.
4.650%, 03/15/26		500	484,095

TOTAL UNITED STATES			441,890,964

TOTAL BONDS			886,423,815

U.S. TREASURY OBLIGATIONS — (10.8%)
U.S. Treasury Notes
0.125%, 07/31/23		22,975	22,213,953
0.375%, 10/31/23		11,000	10,540,234
2.125%, 11/30/23		51,100	49,760,621
0.125%, 12/15/23		10,000	9,512,110
0.750%, 12/31/23		7,000	6,691,289

41

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
0.875%, 01/31/24	12,500	$11,926,270

TOTAL U.S. TREASURY OBLIGATIONS		110,644,477

TOTAL INVESTMENT SECURITIES (Cost $1,096,617,173)		997,068,292

	Shares	Value†

SECURITIES LENDING COLLATERAL — (2.3%)
@§ The DFA Short Term Investment Fund	2,014,338	$23,287,764

TOTAL INVESTMENTS — (100.0%) (Cost $1,119,914,118)		$1,020,356,056

As of October 31, 2022, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	12,303,819	EUR	12,269,352	Bank of America Corp.	11/22/22	$161,535
USD	3,396,130	EUR	3,387,599	State Street Bank and Trust	11/22/22	43,614
USD	7,520,482	EUR	7,517,092	UBS AG	11/22/22	81,241
NOK	96,835,141	USD	9,113,994	Bank of America Corp.	12/13/22	213,485
NOK	3,455,053	USD	327,009	Citibank, N.A.	12/13/22	5,793
USD	34,957,517	NOK	351,978,570	HSBC Bank	12/13/22	1,053,784
NOK	86,511,032	USD	8,064,881	HSBC Bank	12/13/22	268,146
NOK	33,869,336	USD	3,119,971	JP Morgan	12/13/22	142,435
USD	447,883	GBP	385,144	Bank of America Corp.	12/28/22	5,301
USD	878,914	EUR	878,669	Bank of America Corp.	12/29/22	6,303
USD	4,446,395	EUR	4,427,952	Bank of America Corp.	01/25/23	39,648
USD	402,048	GBP	349,446	Bank of America Corp.	01/25/23	141
USD	2,147,633	GBP	1,850,379	HSBC Bank	01/25/23	19,464
USD	48,305,304	AUD	74,137,807	NatWest Markets PLC	01/25/23	746,861
USD	26,952,539	EUR	26,678,264	State Street Bank and Trust	01/25/23	402,036
USD	396,776	EUR	395,414	UBS AG	01/25/23	3,255

Total Appreciation						$3,193,042
USD	1,480,894	EUR	1,537,703	State Street Bank and Trust	11/22/22	$(40,884)
NOK	16,285,578	USD	1,579,644	Bank of America Corp.	12/13/22	(10,963)
USD	6,288,306	EUR	6,332,564	Bank of New York Mellon	12/29/22	(603)
USD	15,495,855	EUR	15,769,460	UBS AG	12/29/22	(164,896)
USD	32,280,172	EUR	32,691,304	State Street Bank and Trust	01/03/23	(202,487)
USD	32,158,985	CAD	44,040,382	Bank of America Corp.	01/17/23	(201,570)
USD	34,610,150	CAD	47,544,780	Bank of America Corp.	01/19/23	(326,430)
USD	294,354	GBP	262,036	State Street Bank and Trust	01/25/23	(7,020)

Total (Depreciation)						$(954,853)

Total Appreciation (Depreciation)						$2,238,189

42

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$49,570,119	—	$49,570,119
Austria	—	1,395,768	—	1,395,768
Belgium	—	2,639,338	—	2,639,338
Canada	—	81,187,471	—	81,187,471
Denmark	—	614,825	—	614,825
Finland	—	1,871,059	—	1,871,059
France	—	25,010,161	—	25,010,161
Germany	—	46,254,283	—	46,254,283
Ireland	—	8,780,518	—	8,780,518
Italy	—	8,412,506	—	8,412,506
Japan	—	43,958,441	—	43,958,441
Luxembourg	—	187,184	—	187,184
Netherlands	—	11,175,981	—	11,175,981
Norway	—	15,007,312	—	15,007,312
Spain	—	14,264,916	—	14,264,916
Supranational Organization Obligations	—	43,135,971	—	43,135,971
Sweden	—	17,978,252	—	17,978,252
Switzerland	—	9,433,972	—	9,433,972
United Kingdom	—	63,654,774	—	63,654,774
United States	—	441,890,964	—	441,890,964
U.S. Treasury Obligations	—	110,644,477	—	110,644,477
Securities Lending Collateral	—	23,287,764	—	23,287,764
Forward Currency Contracts**	—	2,238,189	—	2,238,189

TOTAL	—	$1,022,594,245	—	$1,022,594,245

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

43

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Face Amount^	Value†
		(000)
BONDS — (79.5%)
AUSTRALIA — (8.7%)
Australia & New Zealand Banking Group Ltd.
4.050%, 05/12/25	AUD	8,800	$5,532,116
# 3.700%, 11/16/25		25,712	24,684,731
Australia Government Bond
0.250%, 11/21/25	AUD	165,440	96,518,037
Bank of New Zealand
#Ω 1.000%, 03/03/26		2,140	1,851,668
Commonwealth Bank of Australia
4.200%, 08/18/25	AUD	17,300	10,894,949
Ω 1.125%, 06/15/26		154,303	133,401,694
National Australia Bank Ltd.
0.250%, 05/20/24	EUR	4,100	3,866,971
Ω 1.388%, 01/12/25		13,200	12,211,435
3.900%, 05/30/25	AUD	26,280	16,487,100
3.375%, 01/14/26		42,854	40,452,828
2.900%, 02/25/27	AUD	8,000	4,687,456
New South Wales Treasury Corp.
1.250%, 03/20/25	AUD	3,100	1,874,065
4.000%, 05/20/26	AUD	193,900	124,596,797
Queensland Treasury Corp.
5.750%, 07/22/24	AUD	7,900	5,226,783
Ω 4.750%, 07/21/25	AUD	10,000	6,552,918
Ω 3.250%, 07/21/26	AUD	122,000	76,356,542
South Australian Government Financing Authority
3.000%, 07/20/26	AUD	54,500	33,770,924
Treasury Corp. of Victoria
5.500%, 12/17/24	AUD	19,000	12,580,107
0.500%, 11/20/25	AUD	190,020	110,140,446
Westpac Banking Corp.
# 1.019%, 11/18/24		2,000	1,843,646
2.350%, 02/19/25		24,456	22,997,196
# 2.850%, 05/13/26		57,130	52,848,334
1.150%, 06/03/26		113,167	98,172,480
4.125%, 06/04/26	AUD	15,300	9,537,235

TOTAL AUSTRALIA			907,086,458

AUSTRIA — (0.9%)
Oesterreichische Kontrollbank AG
1.250%, 12/15/23	GBP	12,400	13,825,985
0.500%, 09/16/24		46,554	43,103,647
Republic of Austria
Government Bond
Ω 1.650%, 10/21/24	EUR	38,800	38,071,385

TOTAL AUSTRIA			95,001,017

BELGIUM — (2.8%)
Dexia Credit Local SA
0.500%, 07/22/23	GBP	41,700	46,705,863

		Face Amount^	Value†
		(000)
BELGIUM — (Continued)
0.000%, 05/29/24	EUR	4,400	$4,168,323
0.500%, 07/16/24		47,486	44,145,275
1.250%, 11/26/24	EUR	19,700	18,870,992
Euroclear Bank SA
0.125%, 07/07/25	EUR	1,950	1,773,305
Kingdom of Belgium Government Bond
Ω 2.600%, 06/22/24	EUR	52,200	52,066,907
Ω 0.500%, 10/22/24	EUR	94,600	90,793,002
Ω 0.800%, 06/22/25	EUR	33,200	31,769,423

TOTAL BELGIUM			290,293,090

CANADA — (9.1%)
Alberta, Province of Canada
2.950%, 01/23/24		7,700	7,530,369
Bank of Montreal
2.890%, 06/20/23	CAD	60,700	44,009,115
2.700%, 09/11/24	CAD	67,550	47,663,074
Bank of Nova Scotia
2.290%, 06/28/24	CAD	70,000	49,286,967
Canadian Imperial Bank of Commerce
2.970%, 07/11/23	CAD	35,000	25,358,975
CDP Financial, Inc.
# 3.150%, 07/24/24		16,980	16,524,314
CPPIB Capital, Inc.
0.375%, 07/25/23	GBP	13,100	14,676,581
0.875%, 12/17/24	GBP	19,100	20,451,294
Ω 0.875%, 09/09/26		28,544	24,644,143
Export Development Canada
1.375%, 12/08/23	GBP	8,000	8,942,192
2.625%, 02/21/24		25,800	25,144,015
0.000%, 01/27/25	EUR	11,466	10,655,361
Manitoba, Province of Canada
2.600%, 04/16/24		39,500	38,313,025
OMERS Finance Trust
0.450%, 05/13/25	EUR	46,925	43,525,907
Ontario Teachers’ Finance Trust
0.500%, 05/06/25	EUR	20,150	18,739,387
Ontario, Province of Canada
0.500%, 12/15/23	GBP	3,600	3,983,816
3.050%, 01/29/24		90,079	88,226,075
0.875%, 01/21/25	EUR	2,400	2,271,026
3.100%, 08/26/25	AUD	3,830	2,366,464
Province of Alberta Canada
0.500%, 04/16/25	EUR	29,600	27,666,489
0.625%, 04/18/25	EUR	34,376	32,197,303
Province of Ontario Canada
3.400%, 10/17/23		7,500	7,395,417

44

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
CANADA — (Continued)
Province of Quebec Canada
0.750%, 12/13/24	GBP	16,700	$17,880,157
0.875%, 01/15/25	EUR	15,608	14,781,396
PSP Capital, Inc.
# 0.500%, 09/15/24		7,187	6,646,897
Quebec, Province of Canada
2.500%, 04/09/24		92,463	89,642,879
0.200%, 04/07/25	EUR	666	618,032
Royal Bank of Canada
2.333%, 12/05/23	CAD	16,450	11,746,412
4.200%, 06/22/26	AUD	6,439	4,018,786
Toronto-Dominion Bank
3.226%, 07/24/24	CAD	67,847	48,433,400
0.750%, 09/11/25		12,650	11,089,438
0.750%, 01/06/26		64,825	55,928,637
# 1.200%, 06/03/26		151,863	130,851,849
TOTAL CANADA			951,209,192
DENMARK — (3.3%)
Denmark Government Bond
0.000%, 11/15/24	DKK	2,337,000	296,539,657
Kommunekredit
1.000%, 12/15/23		21,800	20,913,092
2.000%, 06/25/24	GBP	14,650	16,261,347
0.750%, 08/15/24	GBP	900	975,708
Novo Nordisk Finance
Netherlands BV
0.750%, 03/31/25	EUR	3,900	3,659,823

TOTAL DENMARK			338,349,627

FINLAND — (1.5%)
Finland Government Bond
Ω 0.000%, 09/15/24	EUR	63,250	60,240,173
Ω 0.875%, 09/15/25	EUR	16,200	15,470,024
Kuntarahoitus Oyj
0.000%, 11/15/24	EUR	19,500	18,255,294
0.875%, 12/16/24	GBP	25,000	26,845,086
Nordea Bank Abp
#Ω 0.750%, 08/28/25		37,450	32,854,885

TOTAL FINLAND			153,665,462

FRANCE — (5.2%)
Agence Francaise de Developpement EPIC
0.000%, 03/25/25	EUR	58,300	54,191,362
0.625%, 01/22/26		169,800	149,111,568
BNP Paribas SA
2.875%, 09/26/23	EUR	2,209	2,183,319
Bpifrance SACA
0.500%, 05/25/25	EUR	3,000	2,811,120
Caisse d’Amortissement de la Dette Sociale
0.375%, 05/27/24		54,000	50,453,280

		Face Amount^	Value†
		(000)
FRANCE — (Continued)
1.375%, 11/25/24	EUR	29,642	$28,577,174
French Republic Government Bond OAT
1.750%, 11/25/24	EUR	9,000	8,826,764
0.000%, 02/25/25	EUR	120,700	113,451,595
Sanofi
0.875%, 04/06/25	EUR	5,000	4,720,217
SFIL SA
0.625%, 02/09/26		56,400	49,369,417
SNCF Reseau
4.500%, 01/30/24	EUR	5,300	5,362,748
Societe Nationale SNCF SA
4.625%, 02/02/24	EUR	17,600	17,813,762
4.125%, 02/19/25	EUR	4,550	4,638,006
Unedic Asseo
2.375%, 05/25/24	EUR	20,200	19,911,140
0.125%, 11/25/24	EUR	22,800	21,435,907
0.625%, 02/17/25	EUR	6,000	5,681,906

TOTAL FRANCE			538,539,285

GERMANY — (6.5%)
Erste Abwicklungsanstalt
0.250%, 03/01/24		51,800	48,808,861
0.875%, 10/30/24		64,800	60,036,744
FMS Wertmanagement
2.750%, 01/30/24		3,542	3,460,214
0.375%, 05/06/24		12,000	11,248,944
Free State of Bavaria
0.010%, 01/17/25	EUR	3,500	3,269,336
Kreditanstalt fuer Wiederaufbau
1.250%, 12/29/23	GBP	4,167	4,646,152
# 0.250%, 03/08/24		111,100	104,759,048
1.625%, 05/10/24		65,000	62,112,830
0.125%, 10/04/24	EUR	11,300	10,722,119
0.000%, 11/15/24	EUR	12,540	11,828,240
1.375%, 12/09/24	GBP	9,500	10,332,434
0.000%, 02/18/25	EUR	32,820	30,737,650
4.000%, 02/27/25	AUD	2,590	1,657,123
0.010%, 03/31/25	EUR	4,843	4,522,561
0.375%, 04/23/25	EUR	7,171	6,748,701
3.200%, 09/11/26	AUD	15,800	9,724,096
Land Berlin
0.250%, 04/22/25	EUR	4,000	3,728,192
Land Hessen
0.000%, 03/10/25	EUR	13,300	12,367,085
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.375%, 12/15/23	GBP	4,780	5,336,108
2.000%, 07/23/24		113,054	108,023,323
0.375%, 12/09/24	GBP	37,593	39,969,572
4.250%, 08/07/25	AUD	2,300	1,465,169
Landwirtschaftliche Rentenbank
3.125%, 11/14/23		3,000	2,953,590
4.750%, 04/08/24	AUD	19,000	12,282,427

45

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
GERMANY — (Continued)
0.400%, 09/23/24	AUD	3,000	$1,791,815
4.250%, 01/09/25	AUD	3,400	2,181,605
4.750%, 05/06/26	AUD	31,370	20,369,678
NRW Bank
1.375%, 12/15/23	GBP	9,000	10,041,822
0.375%, 12/16/24	GBP	31,400	33,367,775
1.050%, 03/31/26	AUD	27,092	15,438,711
State of North
Rhine-Westphalia Germany
0.625%, 12/16/24	GBP	20,200	21,556,456

TOTAL GERMANY			675,488,381

IRELAND — (2.0%)
Ireland Government Bond
3.400%, 03/18/24	EUR	98,500	98,976,979
5.400%, 03/13/25	EUR	107,800	114,545,050

TOTAL IRELAND			213,522,029

NETHERLANDS — (3.8%)
BNG Bank NV
2.000%, 04/12/24	GBP	34,400	38,324,713
Ω 3.500%, 08/26/24		26,700	26,135,829
0.500%, 04/16/25	EUR	7,300	6,845,461
3.250%, 07/15/25	AUD	45,975	28,570,053
1.900%, 11/26/25	AUD	5,690	3,386,784
Cooperatieve Rabobank UA
1.375%, 01/10/25		9,885	9,078,439
Nederlandse Waterschapsbank NV
1.125%, 03/15/24		7,700	7,340,193
2.000%, 12/16/24	GBP	34,950	38,356,053
3.400%, 07/22/25	AUD	2,500	1,559,551
2.250%, 09/04/25	AUD	2,880	1,738,992
Netherlands Government Bond
Ω 0.000%, 01/15/24	EUR	25,000	24,140,519
Ω 2.000%, 07/15/24	EUR	165,900	164,067,360
Ω 0.250%, 07/15/25	EUR	21,700	20,451,686
Network Rail Infrastructure
Finance PLC
4.750%, 01/22/24	GBP	12,360	14,314,854
Shell International Finance BV
1.125%, 04/07/24	EUR	1,800	1,734,111
0.750%, 05/12/24	EUR	5,000	4,782,407

TOTAL NETHERLANDS			390,827,005

NEW ZEALAND — (0.5%)
New Zealand Local Government
Funding Agency Bond
2.250%, 04/15/24	NZD	86,399	48,173,158
2.750%, 04/15/25	NZD	9,466	5,192,075

TOTAL NEW ZEALAND			53,365,233

		Face Amount^	Value†
		(000)
NORWAY — (2.1%)
Kommunalbanken AS
0.250%, 12/08/23		8,824	$8,402,566
1.500%, 12/15/23	GBP	3,300	3,688,238
2.750%, 02/05/24		11,438	11,163,122
2.000%, 06/19/24		42,700	40,905,428
1.000%, 12/12/24	GBP	14,550	15,660,582
4.250%, 07/16/25	AUD	40,634	25,952,944
4.000%, 08/20/25	NZD	943	530,784
0.600%, 06/01/26	AUD	21,226	11,866,748
Norway Government Bond
Ω 3.000%, 03/14/24	NOK	728,000	69,549,663
Ω 1.750%, 03/13/25	NOK	333,900	30,815,288

TOTAL NORWAY			218,535,363

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (15.0%)
African Development Bank
4.750%, 03/06/24	AUD	2,500	1,612,773
0.875%, 12/16/24	GBP	2,000	2,147,804
4.000%, 01/10/25	AUD	34,000	21,653,483
4.500%, 06/02/26	AUD	24,000	15,419,379
Asian Development Bank
1.375%, 12/15/23	GBP	42,840	47,858,320
1.625%, 03/15/24		212,135	203,441,708
0.375%, 06/11/24		23,732	22,160,704
3.750%, 03/12/25	AUD	25,500	16,170,338
3.700%, 06/17/25	AUD	20,400	12,910,871
0.800%, 11/06/25	AUD	4,595	2,660,247
0.500%, 05/05/26	AUD	22,755	12,794,133
Asian Infrastructure Investment Bank
2.250%, 05/16/24		25,326	24,391,468
1.000%, 05/06/26	AUD	12,400	7,031,794
Council Of Europe Development Bank
0.375%, 03/27/25	EUR	13,562	12,675,522
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
0.250%, 02/09/24	EUR	2,878	2,757,151
European Financial Stability Facility
2.125%, 02/19/24	EUR	27,650	27,252,310
0.000%, 04/19/24	EUR	20,600	19,674,854
1.750%, 06/27/24	EUR	4,010	3,919,646
0.400%, 02/17/25	EUR	7,050	6,644,832
0.500%, 07/11/25	EUR	2,096	1,964,696
0.000%, 10/15/25	EUR	10,400	9,552,328
European Investment Bank
3.125%, 12/14/23		41,000	40,325,960
0.875%, 12/15/23	GBP	28,520	31,708,775
3.250%, 01/29/24		15,583	15,321,517
# 2.250%, 06/24/24		43,200	41,614,992
4.750%, 08/07/24	AUD	8,300	5,372,942

46

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS (Continued)
0.750%, 09/09/24	NOK	113,000	$10,324,742
0.875%, 09/13/24	EUR	7,450	7,150,201
0.750%, 11/15/24	GBP	23,544	25,368,353
1.375%, 03/07/25	GBP	29,561	31,879,729
0.000%, 03/25/25	EUR	1,520	1,414,847
2.900%, 10/17/25	AUD	29,152	17,988,621
European Stability Mechanism
0.100%, 07/31/23	EUR	1,307	1,272,712
0.000%, 12/16/24	EUR	8,500	7,972,422
0.000%, 03/14/25	EUR	27,177	25,326,964
European Union
0.500%, 04/04/25	EUR	27,000	25,480,418
0.800%, 07/04/25	EUR	169,950	160,825,447
0.000%, 07/06/26	EUR	11,200	10,061,947
Inter-American Development Bank
1.250%, 12/15/23	GBP	99,128	110,614,604
3.000%, 02/21/24		13,467	13,188,215
3.250%, 07/01/24		27,940	27,279,840
4.750%, 08/27/24	AUD	20,500	13,250,304
1.375%, 12/15/24	GBP	49,070	53,289,609
2.750%, 10/30/25	AUD	31,559	19,382,989
2.700%, 01/29/26	AUD	5,055	3,073,330
4.250%, 06/11/26	AUD	56,000	35,687,411
Inter-American Investment Corp.
1.750%, 10/02/24		4,860	4,594,479
International Bank for Reconstruction & Development
2.500%, 03/19/24		134,143	130,345,412
2.250%, 03/28/24		37,370	36,175,850
1.375%, 02/19/25	NZD	8,388	4,480,116
0.500%, 05/18/26	AUD	41,779	23,412,107
International Development Association
0.750%, 12/12/24	GBP	7,843	8,411,983
International Finance Corp.
4.000%, 04/03/25	AUD	54,892	35,075,618
3.600%, 02/24/26	AUD	23,700	14,869,173
3.200%, 07/22/26	AUD	107,200	66,097,021
Nordic Investment Bank
1.125%, 12/15/23	GBP	4,080	4,542,523
4.750%, 02/28/24	AUD	14,000	9,035,999
1.500%, 03/13/25	NOK	106,500	9,729,059

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			1,556,640,592

SWEDEN — (8.4%)
Kommuninvest I Sverige AB
3.250%, 01/16/24		30,663	30,121,534
0.375%, 02/16/24		4,200	3,971,940
1.375%, 05/08/24		57,300	54,466,515
Ω 1.375%, 05/08/24		14,250	13,549,470

		Face Amount^	Value†
		(000)
SWEDEN — (Continued)
Ω 2.875%, 07/03/24		60,617	$58,815,220
1.000%, 10/02/24	SEK	639,000	55,330,758
1.000%, 05/12/25	SEK	259,000	22,098,440
Skandinaviska Enskilda Banken AB
#Ω 0.850%, 09/02/25		59,880	52,715,358
#Ω 1.400%, 11/19/25		159,000	140,719,831
#Ω 1.200%, 09/09/26		170,450	145,692,262
Svensk Exportkredit AB
1.375%, 12/15/23	GBP	15,480	17,274,241
0.375%, 07/30/24		72,022	66,853,173
3.625%, 09/03/24		115,000	112,674,066
0.625%, 10/07/24		18,900	17,479,665
Svenska Handelsbanken AB
Ω 0.550%, 06/11/24		4,500	4,177,071
0.125%, 06/18/24	EUR	3,650	3,426,806
1.000%, 04/15/25	EUR	5,000	4,692,210
Sweden Government Bond
Ω 1.500%, 11/13/23	SEK	80,000	7,187,842
2.500%, 05/12/25	SEK	701,500	63,654,841

TOTAL SWEDEN			874,901,243

SWITZERLAND — (0.1%)
Novartis Capital Corp.
3.400%, 05/06/24		10,000	9,806,272
Novartis Finance SA
0.125%, 09/20/23	EUR	4,000	3,875,987

TOTAL SWITZERLAND			13,682,259

UNITED KINGDOM — (1.4%)
United Kingdom Gilt
0.125%, 01/31/24	GBP	71,000	78,292,346
0.250%, 01/31/25	GBP	58,800	62,681,375

TOTAL UNITED KINGDOM			140,973,721

UNITED STATES — (8.2%)
Abbott Ireland Financing DAC
0.100%, 11/19/24	EUR	5,300	4,947,176
Amazon.com, Inc.
# 2.730%, 04/13/24		120,000	116,839,368
# 0.450%, 05/12/24		29,300	27,476,537
# 1.000%, 05/12/26		171,552	150,159,315
Apple, Inc.
1.125%, 05/11/25		9,948	9,096,593
# 0.700%, 02/08/26		156,555	137,084,754
3.600%, 06/10/26	AUD	4,150	2,561,657
Berkshire Hathaway, Inc.
# 3.125%, 03/15/26		39,087	37,041,170
Chevron Corp.
1.554%, 05/11/25		29,200	26,938,506
# 3.326%, 11/17/25		6,347	6,118,064
Chevron USA, Inc.
0.687%, 08/12/25		7,884	7,053,425

47

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES —(Continued)
Exxon Mobil Corp.
0.142%, 06/26/24	EUR	7,939	$7,478,378
Merck & Co., Inc.
# 0.750%, 02/24/26		9,029	7,916,162
National Securities Clearing Corp.
1.500%, 04/23/25		27,988	25,616,382
Ω 1.500%, 04/23/25		12,157	11,126,853
#Ω 0.750%, 12/07/25		31,144	27,268,601
Nestle Holdings, Inc.
Ω 0.625%, 01/15/26		22,181	19,355,505
Procter & Gamble Co.
1.125%, 11/02/23	EUR	1,030	1,002,527
0.500%, 10/25/24	EUR	920	871,579
# 1.000%, 04/23/26		30,585	27,061,839
Roche Finance Europe BV
0.875%, 02/25/25	EUR	3,106	2,964,711
Roche Holdings, Inc.
Ω 1.882%, 03/08/24		106,000	101,877,660
Ω 0.991%, 03/05/26		36,750	32,296,880
Ω 2.625%, 05/15/26		6,253	5,774,654
Visa, Inc.
# 3.150%, 12/14/25		20,453	19,492,761
Walmart, Inc.
# 1.050%, 09/17/26		48,862	42,528,702

TOTAL UNITED STATES			857,949,759

TOTAL BONDS			8,270,029,716

	Face Amount^	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (20.2%)
U.S. Treasury Notes
0.125%, 07/15/23	110,000	$106,553,907
0.125%, 07/31/23	195,500	189,024,062
0.125%, 08/15/23	383,000	369,669,804
0.125%, 12/15/23	91,000	86,560,196
0.750%, 12/31/23	344,000	328,829,063
0.875%, 01/31/24	442,000	421,712,890
2.500%, 01/31/24	120,000	116,887,500
0.125%, 02/15/24	259,000	244,461,602
0.375%, 04/15/24	248,000	233,149,063
TOTAL U.S. TREASURY OBLIGATIONS		2,096,848,087

TOTAL INVESTMENT SECURITIES (Cost $11,071,209,799)		10,366,877,803

	Shares
SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	2,741,798	31,697,924

TOTAL INVESTMENTS —(100.0%) (Cost $11,102,918,862)		$10,398,575,727

As of October 31, 2022, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	138,255,786	EUR	137,798,694	Morgan Stanley and Co. International	11/03/22	$2,066,979
USD	48,921,397	GBP	42,439,379	Bank of America Corp.	11/04/22	249,404
USD	32,607,485	GBP	28,267,573	Citibank, N.A.	11/04/22	188,558
USD	5,469,166	GBP	4,743,059	State Street Bank and Trust	11/04/22	29,545
USD	6,245,694	EUR	6,152,293	Bank of America Corp.	11/09/22	162,788
USD	54,027,677	EUR	53,554,194	Citibank, N.A.	11/09/22	1,077,483
USD	90,804,520	EUR	90,555,019	State Street Bank and Trust	11/09/22	1,270,808
USD	139,302,330	EUR	138,217,393	JP Morgan	11/10/22	2,634,001
USD	33,027,725	SEK	351,905,625	Bank of America Corp.	11/16/22	1,127,041
USD	4,649,409	SEK	49,710,347	Citibank, N.A.	11/16/22	143,104
USD	35,020,739	DKK	258,597,768	Bank of America Corp.	11/22/22	645,680
USD	3,842,349	EUR	3,809,714	Citibank, N.A.	11/22/22	72,090
USD	6,344,496	DKK	47,065,662	HSBC Bank	11/22/22	88,120
USD	35,190,649	DKK	260,698,044	JP Morgan	11/22/22	536,401
USD	44,561,644	EUR	44,421,365	JP Morgan	11/22/22	600,329
USD	3,496,702	EUR	3,461,866	Morgan Stanley and Co. International	11/22/22	70,689
USD	28,879,950	EUR	28,755,625	State Street Bank and Trust	11/22/22	422,133
USD	64,807,582	EUR	64,754,715	UBS AG	11/22/22	723,501

48

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	8,215,440	SEK	87,137,315	Bank of America Corp.	11/23/22	$312,727
USD	8,631,417	SEK	91,020,843	Citibank, N.A.	11/23/22	376,498
USD	52,255,054	EUR	52,018,578	Citibank, N.A.	11/23/22	771,516
USD	9,719,923	SEK	104,347,252	HSBC Bank	11/23/22	256,396
USD	9,463,660	SEK	99,997,340	JP Morgan	11/23/22	394,639
USD	70,040,320	EUR	69,958,650	JP Morgan	11/23/22	801,232
USD	8,103,812	SEK	87,106,130	UBS AG	11/23/22	203,928
USD	109,107,015	CAD	143,688,843	HSBC Bank	11/30/22	3,619,169
USD	52,900,343	CAD	69,491,186	JP Morgan	12/05/22	1,879,489
USD	116,800,048	DKK	861,965,666	Bank of America Corp.	12/07/22	2,069,856
NOK	117,396,068	USD	11,059,260	HSBC Bank	12/22/22	252,767
USD	19,589,220	EUR	19,597,551	Bank of America Corp.	12/28/22	128,772
USD	13,177,535	EUR	13,269,813	Bank of New York Mellon	12/28/22	556
USD	83,278,397	AUD	128,281,002	State Street Bank and Trust	12/28/22	1,070,653
USD	87,046,317	AUD	134,086,277	Bank of America Corp.	12/29/22	1,114,988
USD	10,401,978	EUR	10,342,385	UBS AG	12/29/22	130,890
USD	6,105,623	AUD	9,395,440	Bank of America Corp.	01/03/23	83,240
USD	143,539,458	EUR	143,436,542	HSBC Bank	01/03/23	1,018,369
USD	103,757,508	DKK	771,976,278	Morgan Stanley and Co. International	01/03/23	709,368
USD	6,108,715	AUD	9,400,000	State Street Bank and Trust	01/03/23	83,409
USD	71,463,354	AUD	110,292,995	UBS AG	01/03/23	766,648
USD	79,424,733	AUD	122,604,414	Bank of New York Mellon	01/05/23	830,996
NZD	1,192,081	USD	678,417	Citibank, N.A.	01/05/23	15,321
NOK	62,495,788	USD	5,880,322	HSBC Bank	01/05/23	144,898
AUD	4,044,400	USD	2,541,303	Australia & New Zealand Banking Group Ltd.	01/06/23	51,391
AUD	10,724,116	USD	6,735,622	Bank of America Corp.	01/06/23	139,155
USD	112,419,694	AUD	174,782,134	Citibank, N.A.	01/06/23	374,258
USD	2,903,069	AUD	4,458,035	State Street Bank and Trust	01/09/23	44,909
CAD	36,092,308	USD	26,262,224	Bank of America Corp.	01/12/23	256,208
USD	42,987,527	EUR	42,872,359	Bank of America Corp.	01/13/23	357,769
USD	70,027,950	AUD	107,877,042	UBS AG	01/25/23	826,226
USD	148,032,504	GBP	127,575,328	HSBC Bank	01/26/23	1,300,871
USD	25,987,274	EUR	25,589,188	State Street Bank and Trust	01/27/23	516,918

Total Appreciation						$33,012,684
USD	82,543,762	GBP	73,280,710	Bank of New York Mellon	11/03/22	$(1,496,707)
USD	50,885,580	GBP	45,846,768	HSBC Bank	11/03/22	(1,692,840)
USD	60,458,753	GBP	53,921,866	State Street Bank and Trust	11/04/22	(1,382,036)
USD	58,884,879	GBP	53,070,650	HSBC Bank	11/10/22	(1,989,294)
USD	78,198,516	GBP	70,116,487	State Street Bank and Trust	11/10/22	(2,227,918)
USD	5,626,259	DKK	42,364,231	Citibank, N.A.	11/22/22	(5,162)
USD	37,454,997	SEK	421,706,109	Citibank, N.A.	11/28/22	(803,113)
CAD	96,771,547	USD	72,355,263	UBS AG	11/30/22	(1,311,320)
NOK	147,654,264	USD	14,247,984	Bank of America Corp.	12/22/22	(20,344)
USD	85,898,419	NOK	921,165,269	Societe Generale	12/22/22	(2,863,035)
USD	49,564,820	EUR	50,324,315	Bank of New York Mellon	12/29/22	(412,574)
USD	49,101,491	EUR	49,977,548	HSBC Bank	12/29/22	(531,527)
USD	79,108,820	NOK	834,826,107	HSBC Bank	01/05/23	(1,376,790)
USD	58,032,453	NZD	101,601,985	HSBC Bank	01/05/23	(1,095,363)
NOK	153,767,685	USD	15,004,131	HSBC Bank	01/05/23	(179,384)
USD	140,024,974	EUR	141,906,440	Morgan Stanley and Co. International	01/06/23	(1,006,568)
USD	64,296,897	AUD	101,193,602	UBS AG	01/09/23	(580,899)
USD	129,418,806	EUR	131,993,726	State Street Bank and Trust	01/10/23	(1,799,342)
USD	76,639,798	AUD	121,221,196	UBS AG	01/10/23	(1,080,936)
USD	31,705,783	SEK	357,067,106	Citibank, N.A.	01/11/23	(832,730)
USD	137,425,156	EUR	141,106,092	State Street Bank and Trust	01/12/23	(2,872,245)
USD	58,951,567	CAD	82,137,048	State Street Bank and Trust	01/12/23	(1,397,737)
USD	65,162,312	AUD	104,895,787	UBS AG	01/12/23	(2,096,157)

49

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	88,770,741	EUR	90,138,676	Bank of America Corp.	01/13/23	$(857,870)
USD	79,162,609	AUD	124,982,607	UBS AG	01/13/23	(978,217)
USD	67,094,381	AUD	106,495,637	Citibank, N.A.	01/17/23	(1,201,932)
USD	52,261,203	CAD	71,562,153	UBS AG	01/17/23	(322,150)
USD	144,691,918	GBP	127,821,951	State Street Bank and Trust	01/19/23	(2,296,193)
USD	54,394,255	CAD	75,143,275	Bank of America Corp.	01/20/23	(822,898)
USD	140,593,628	GBP	126,616,302	HSBC Bank	01/20/23	(5,011,900)
USD	68,091,780	AUD	107,724,988	Bank of America Corp.	01/23/23	(1,007,533)
USD	132,313,443	EUR	133,098,270	State Street Bank and Trust	01/24/23	(137,772)
USD	67,067,420	AUD	105,773,230	UBS AG	01/24/23	(782,345)
USD	19,044,994	GBP	16,953,358	State Street Bank and Trust	01/25/23	(453,511)

Total (Depreciation)						$(42,926,342)

Total Appreciation (Depreciation)						$(9,913,658)

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$907,086,458	—	$907,086,458
Austria	—	95,001,017	—	95,001,017
Belgium	—	290,293,090	—	290,293,090
Canada	—	951,209,192	—	951,209,192
Denmark	—	338,349,627	—	338,349,627
Finland	—	153,665,462	—	153,665,462
France	—	538,539,285	—	538,539,285
Germany	—	675,488,381	—	675,488,381
Ireland	—	213,522,029	—	213,522,029
Netherlands	—	390,827,005	—	390,827,005
New Zealand	—	53,365,233	—	53,365,233
Norway	—	218,535,363	—	218,535,363
Supranational Organization Obligations	—	1,556,640,592	—	1,556,640,592
Sweden	—	874,901,243	—	874,901,243
Switzerland	—	13,682,259	—	13,682,259
United Kingdom	—	140,973,721	—	140,973,721
United States	—	857,949,759	—	857,949,759
U.S. Treasury Obligations	—	2,096,848,087	—	2,096,848,087
Securities Lending Collateral	—	31,697,924	—	31,697,924
Forward Currency Contracts**	—	(9,913,658)	—	(9,913,658)

TOTAL	—	$10,388,662,069	—	$10,388,662,069

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

50

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Face Amount^	Value†
		(000)
BONDS — (96.2%)
AUSTRALIA — (7.8%)
New South Wales Treasury Corp.
2.000%, 03/20/31	AUD	20,000	$10,651,930
1.750%, 03/20/34	AUD	6,000	2,844,304
Queensland Treasury Corp.
Ω 3.500%, 08/21/30	AUD	34,500	20,932,180
Ω 1.750%, 08/21/31	AUD	7,000	3,619,831
Ω 1.750%, 07/20/34	AUD	7,000	3,294,419
South Australian Government Financing Authority
1.750%, 05/24/32	AUD	6,000	3,008,951
Treasury Corp. of Victoria
4.250%, 12/20/32	AUD	10,000	6,233,000
2.250%, 11/20/34	AUD	51,500	25,380,075
2.000%, 09/17/35	AUD	11,000	5,128,600
Western Australian Treasury Corp.
2.000%, 10/24/34	AUD	10,000	4,838,049

TOTAL AUSTRALIA			85,931,339

BELGIUM — (1.8%)
Dexia Credit Local SA
0.000%, 01/21/28	EUR	10,000	8,485,824
Kingdom of Belgium Government Bond
4.000%, 03/28/32	EUR	2,800	3,062,210
Ω 1.250%, 04/22/33	EUR	9,000	7,729,530

TOTAL BELGIUM			19,277,564

CANADA — (10.6%)
CPPIB Capital, Inc.
0.875%, 02/06/29	EUR	12,100	10,466,681
1.500%, 03/04/33	EUR	31,520	26,277,829
Ontario Teachers’ Finance Trust
0.100%, 05/19/28	EUR	37,000	30,907,719
1.850%, 05/03/32	EUR	13,000	11,186,329
Province of Quebec Canada
0.875%, 07/05/28	EUR	5,000	4,387,839
0.000%, 10/15/29	EUR	30,700	24,483,612
0.000%, 10/29/30	EUR	11,500	8,837,597

TOTAL CANADA			116,547,606

DENMARK — (3.5%)
Denmark Government Bond
0.500%, 11/15/29	DKK	138,000	16,024,104
0.000%, 11/15/31	DKK	152,000	16,067,943
Kommunekredit
0.000%, 11/17/29	EUR	7,917	6,370,983

TOTAL DENMARK			38,463,030

		Face Amount^	Value†
		(000)
FINLAND — (5.7%)
Finland Government Bond
Ω 1.125%, 04/15/34	EUR	45,000	$36,840,017
Kuntarahoitus Oyj
1.250%, 02/23/33	EUR	30,511	25,438,447

TOTAL FINLAND			62,278,464

FRANCE — (24.4%)
Action Logement Services
0.500%, 10/30/34	EUR	25,200	18,068,023
Agence Francaise de Developpement
1.375%, 07/05/32	EUR	13,000	11,036,555
Agence Francaise de Developpement EPIC
0.875%, 05/25/31	EUR	5,500	4,606,479
French Republic Government Bond OAT
1.250%, 05/25/34	EUR	82,000	68,405,483
4.750%, 04/25/35	EUR	46,000	54,057,149
Ω 1.250%, 05/25/36	EUR	65,000	52,220,587
SNCF Reseau
5.250%,12 /07/28	GBP	11,713	13,897,924
5.000%, 10/10/33	EUR	11,000	12,629,221
Societe Nationale SNCF SA
0.625%, 04/17/30	EUR	26,000	21,792,989
Unedic Asseo
1.500%, 04/20/32	EUR	9,000	7,842,503
1.250%, 05/25/33	EUR	3,400	2,812,159

TOTAL FRANCE			267,369,072

GERMANY — (7.0%)
Deutsche Bahn Finance GMBH
1.625%, 08/16/33	EUR	4,773	3,890,276
Kreditanstalt fuer Wiederaufbau
0.125%, 01/09/32	EUR	30,000	23,214,875
5.750%, 06/07/32	GBP	19,775	25,737,308
0.050%, 09/29/34	EUR	10,000	7,055,451
State of North Rhine-Westphalia Germany
2.375%, 05/13/33	EUR	9,000	8,419,206
1.100%, 03/13/34	EUR	10,000	8,068,762

TOTAL GERMANY			76,385,878

NETHERLANDS — (2.9%)
BNG Bank NV
3.300%, 04/26/29	AUD	25,000	14,601,373
Nederlandse Waterschapsbank NV
0.500%, 04/29/30	EUR	6,500	5,377,613

51

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
NETHERLANDS — (Continued)
Network Rail Infrastructure Finance PLC
4.375%, 12/09/30	GBP	9,710	$11,325,171

TOTAL NETHERLANDS			31,304,157

NEW ZEALAND — (3.0%)
New Zealand Government Bond
3.500%, 04/14/33	NZD	60,000	32,884,803

NORWAY — (2.2%)
Equinor ASA
6.875%, 03/11/31	GBP	19,124	24,514,473

SUPRANATIONAL ORGANIZATION OBLIGATIONS —(13.8%)
Asian Development Bank
2.350%, 06/21/27	JPY	1,830,000	13,504,153
0.750%, 12/07/27	GBP	7,000	6,714,234
EUROFIMA
3.350%, 05/21/29	AUD	15,000	8,686,009
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
0.150%, 10/10/34	EUR	30,000	20,808,447
European Financial Stability Facility
1.250%, 05/24/33 ,	EUR	30,000	24,914,938
European Investment Bank
1.900%, 01/26/26	JPY	2,297,800	16,364,078
2.150%, 01/18/27	JPY	517,100	3,764,088
1.375%, 05/12/28	SEK	110,000	8,981,022
European Stability Mechanism
1.200%, 05/23/33	EUR	38,500	31,729,808

		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Union
1.250%, 04/04/33	EUR	10,000	$8,337,309
International Bank for Reconstruction & Development
1.200%, 08/08/34	EUR	10,000	8,047,278

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			151,851,364

SWEDEN — (0.9%)
Sweden Government Bond
0.750%, 05/12/28	SEK	120,000	9,988,938

UNITED KINGDOM — (12.6%)
United Kingdom Gilt
0.625%, 07/31/35	GBP	176,000	138,412,032

TOTAL BONDS			1,055,208,720

U.S. TREASURY OBLIGATIONS — (3.8%)
U.S. Treasury Notes
2.375%, 03/31/29		47,000	42,112,734

TOTAL INVESTMENT SECURITIES (Cost $1,509,887,517)			1,097,321,454

TOTAL INVESTMENTS — (100.0%) (Cost $1,509,887,517)			$1,097,321,454

As of October 31, 2022, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	98,124,947	EUR	97,690,430	State Street Bank and Trust	11/01/22	$1,582,408
GBP	11,673,552	USD	12,926,415	Morgan Stanley and Co. International	11/07/22	462,552
USD	4,171,832	CAD	5,503,488	Citibank, N.A.	12/06/22	131,055
USD	35,176,564	JPY	5,030,557,921	Bank of America Corp.	12/27/22	1,102,817
USD	107,281,857	EUR	107,235,992	Bank of America Corp.	12/29/22	785,118
EUR	5,000,000	USD	4,893,319	Bank of America Corp.	01/03/23	74,770
USD	112,198,423	EUR	112,146,471	HSBC Bank	01/03/23	767,703
EUR	9,391,746	USD	9,283,824	HSBC Bank	01/03/23	47,982
SEK	1,029,196	USD	91,169	HSBC Bank	01/03/23	2,573

52

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	9,259,960	SEK	100,302,668	Morgan Stanley and Co.International	01/03/23	$124,044
EUR	6,318,373	USD	6,183,148	State Street Bank and Trust	01/03/23	94,899
USD	10,101,604	SEK	110,897,095	State Street Bank and Trust	01/03/23	711
EUR	6,888,613	USD	6,732,903	Royal Bank of Canada	01/04/23	112,243
USD	98,440,853	EUR	98,761,472	State Street Bank and Trust	01/04/23	302,563
AUD	4,956,333	USD	3,130,483	Australia & New Zealand Banking Group Ltd.	01/06/23	46,812
NZD	1,738,768	USD	977,422	Bank of America Corp.	01/06/23	34,482
USD	713,688	NZD	1,225,908	Citibank, N.A.	01/06/23	252
USD	1,107,286	AUD	1,706,018	UBS AG	01/06/23	13,630
USD	7,288,665	DKK	54,486,576	Bank of America Corp.	01/17/23	7,427
USD	9,683,182	DKK	70,944,819	State Street Bank and Trust	01/17/23	202,571
USD	3,224,344	GBP	2,780,321	State Street Bank and Trust	01/23/23	26,792
USD	93,305,715	EUR	92,522,463	State Street Bank and Trust	01/25/23	1,226,337

Total Appreciation						$7,149,741
EUR	97,690,430	USD	97,320,183	Bank of America Corp.	11/01/22	$(777,644)
USD	76,056,656	GBP	67,236,314	Citibank, N.A.	11/07/22	(1,059,953)
USD	3,143,539	GBP	2,741,355	Societe Generale	11/07/22	(655)
USD	7,163,163	GBP	6,453,735	State Street Bank and Trust	11/07/22	(238,940)
CAD	5,503,488	USD	4,201,542	State Street Bank and Trust	12/06/22	(160,764)
USD	61,988,910	EUR	64,065,331	JP Morgan	12/27/22	(1,621,678)
USD	91,556	SEK	1,011,681	Morgan Stanley and Co. International	01/03/23	(591)
USD	110,889,861	AUD	173,496,646	Citibank, N.A.	01/06/23	(331,503)
USD	32,098,944	NZD	56,777,520	UBS AG	01/06/23	(943,617)
USD	1,268,738	AUD	1,984,987	UBS AG	01/06/23	(3,753)
DKK	1,220,014	USD	163,146	Citibank, N.A.	01/17/23	(111)
USD	15,807,134	DKK	119,232,729	HSBC Bank	01/17/23	(126,365)
USD	96,253,603	EUR	97,770,125	Bank of America Corp.	01/18/23	(998,685)
USD	84,890,640	EUR	85,757,667	Citibank, N.A.	01/19/23	(419,029)
USD	68,972,223	GBP	60,823,375	Citibank, N.A.	01/23/23	(978,653)
USD	77,366,993	GBP	68,218,966	Bank of America Corp.	01/24/23	(1,091,371)

Total (Depreciation)						$(8,753,312)

Total Appreciation (Depreciation)						$(1,603,571)

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$85,931,339	—	$85,931,339
Belgium	—	19,277,564	—	19,277,564
Canada	—	116,547,606	—	116,547,606
Denmark	—	38,463,030	—	38,463,030
Finland	—	62,278,464	—	62,278,464
France	—	267,369,072	—	267,369,072
Germany	—	76,385,878	—	76,385,878
Netherlands	—	31,304,157	—	31,304,157
New Zealand	—	32,884,803	—	32,884,803
Norway	—	24,514,473	—	24,514,473
Supranational Organization Obligations	—	151,851,364	—	151,851,364

53

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Sweden	—	$9,988,938	—	$9,988,938
United Kingdom	—	138,412,032	—	138,412,032
U.S. Treasury Obligations	—	42,112,734	—	42,112,734
Forward Currency Contracts**	—	(1,603,571)	—	(1,603,571)

TOTAL	—	$1,095,717,883	—	$1,095,717,883

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

54

DFA SHORT-TERM GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.8%)
U.S. Treasury Notes
0.125%, 07/31/23	136,600	$132,075,125
0.125%, 08/15/23	97,500	94,106,543
0.125%, 08/31/23	4,500	4,331,602
0.250%, 09/30/23	164,600	158,170,312
0.125%, 10/15/23	145,250	139,110,919
0.375%, 10/31/23	164,000	157,145,312
0.250%, 11/15/23	112,000	107,034,375
0.500%, 11/30/23	165,000	157,877,930
0.125%, 12/15/23	165,000	156,949,805
0.750%, 12/31/23	168,750	161,307,862
0.125%, 01/15/24	172,500	163,369,628
0.875%, 01/31/24	142,000	135,482,421

TOTAL U.S. TREASURY OBLIGATIONS Cost ($1,599,588,387)		1,566,961,834

	Shares
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 3.010%	2,792,612	2,792,612

TOTAL INVESTMENTS — (100.0%) (Cost $1,602,380,999)		$1,569,754,446

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$1,566,961,834	—	$1,566,961,834
Temporary Cash Investments	$2,792,612	—	—	2,792,612

TOTAL	$2,792,612	$1,566,961,834	—	$1,569,754,446

See accompanying Notes to Financial Statements.

55

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS —(24.8%)
Federal Home Loan Bank
4.375%, 03/13/26	6,080	$6,056,883
5.750%, 06/12/26	16,080	16,725,791
1.875%, 09/11/26	2,500	2,266,762
3.000%, 09/11/26	62,930	59,539,183
2.125%, 12/11/26	30,250	27,487,671
2.500%, 12/10/27	97,640	89,044,071
3.000%, 03/10/28	51,070	47,401,256
3.250%, 06/09/28	202,360	190,208,822
3.250%, 11/16/28	265,180	250,080,144
2.125%, 09/14/29	11,305	9,817,796
2.125%, 12/14/29	28,270	24,266,258
5.500%, 07/15/36	108,365	114,659,652
Tennessee Valley Authority
2.875%, 02/01/27	170,019	159,358,703
7.125%, 05/01/30	120,440	140,418,361
1.500%, 09/15/31	30,000	22,993,227
4.700%, 07/15/33	10,000	9,811,098
4.650%, 06/15/35	7,635	7,357,636

TOTAL AGENCY OBLIGATIONS		1,177,493,314

U.S. TREASURY OBLIGATIONS — (75.2%)
U.S. Treasury Bonds
6.750%, 08/15/26	8,183	8,853,086
6.500%, 11/15/26	15,000	16,171,289
6.625%, 02/15/27	5,000	5,433,594
6.125%, 11/15/27	170,500	184,286,524
5.500%, 08/15/28	5,000	5,302,930
5.250%, 11/15/28	34,132	35,784,040
5.250%, 02/15/29	10,000	10,512,891
6.125%, 08/15/29	6,278	6,967,844
6.250%, 05/15/30	74,039	83,826,483
5.375%, 02/15/31	95,250	103,435,547
4.500%, 02/15/36	79,750	83,061,494
4.750%, 02/15/37	44,500	47,328,184
5.000%, 05/15/37	68,000	73,883,594
U.S. Treasury Notes
1.625%, 02/15/26	9,000	8,232,188
2.250%, 03/31/26	8,000	7,458,125
2.375%, 04/30/26	13,000	12,157,539
1.625%, 05/15/26	83,000	75,517,031
2.125%, 05/31/26	25,000	23,133,789
1.875%, 06/30/26	40,000	36,650,000
1.875%, 07/31/26	45,000	41,139,844
1.500%, 08/15/26	95,000	85,492,579
1.375%, 08/31/26	11,000	9,848,008
1.625%, 09/30/26	19,000	17,167,539
1.625%, 10/31/26	31,000	27,916,953
2.000%, 11/15/26	122,550	111,922,617
1.500%, 01/31/27	5,000	4,455,859

	Face Amount	Value†
	(000)
2.250%, 02/15/27	51,500	$47,331,719
1.125%, 02/28/27	55,500	48,588,516
0.625%, 03/31/27	5,000	4,267,773
0.500%, 04/30/27	5,000	4,232,031
2.375%, 05/15/27	161,000	148,252,070
0.500%, 05/31/27	22,000	18,562,500
0.500%, 06/30/27	12,250	10,308,662
0.375%, 07/31/27	3,000	2,504,180
2.250%, 08/15/27	114,400	104,407,875
0.500%, 08/31/27	5,000	4,185,742
0.375%, 09/30/27	5,000	4,144,922
0.500%, 10/31/27	7,000	5,822,578
2.250%, 11/15/27	5,000	4,543,555
0.625%, 11/30/27	5,000	4,175,781
2.750%, 02/15/28	28,750	26,682,471
1.125%, 02/29/28	5,000	4,255,469
1.250%, 03/31/28	5,000	4,274,219
1.250%, 04/30/28	37,000	31,561,289
2.875%, 05/15/28	88,000	81,912,187
1.000%, 07/31/28	6,000	5,010,234
2.875%, 08/15/28	10,750	9,984,482
3.125%, 11/15/28	21,000	19,736,719
2.625%, 02/15/29	130,000	118,401,563
2.375%, 05/15/29	232,500	208,123,828
1.625%, 08/15/29	107,500	91,622,754
1.500%, 02/15/30	233,000	195,201,212
0.625%, 05/15/30	360,500	280,119,766
0.625%, 08/15/30	341,750	263,975,177
0.875%, 11/15/30	310,000	243,785,937
1.125%, 02/15/31	185,000	147,920,507
1.625%, 05/15/31	106,000	87,599,063
1.250%, 08/15/31	233,750	185,785,596
1.375%, 11/15/31	7,500	5,984,180
2.875%, 05/15/32	16,000	14,497,500

TOTAL U.S. TREASURY OBLIGATIONS		3,563,701,628

TOTAL INVESTMENT SECURITIES (Cost $5,502,191,469)		4,741,194,942

	Shares
TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S Government Money Market Fund 3.010%	1,844,812	1,844,812

TOTAL INVESTMENT S — (100.0%) (Cost $5,504,036,281)		$4,743,039,754

56

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,177,493,314	—	$1,177,493,314
U.S. Treasury Obligations	—	3,563,701,628	—	3,563,701,628
Temporary Cash Investments	$1,844,812	—	—	1,844,812

TOTAL	$1,844,812	$4,741,194,942	—	$4,743,039,754

See accompanying Notes to Financial Statements.

57

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Face Amount^	Value†
		(000)
BONDS — (84.3%)
7-Eleven, Inc.
Ω 0.950%, 02/10/26		9,000	$7,740,454
AbbVie, Inc.
# 3.800%, 03/15/25		10,000	9,646,293
# 3.600%, 05/14/25		6,350	6,093,333
3.200%, 05/14/26		2,200	2,049,641
ABN AMRO Bank NV
1.000%, 04/16/25	EUR	1,000	944,668
2.375%, 06/01/27	EUR	1,000	916,702
Activision Blizzard, Inc.
3.400%, 09/15/26		5,000	4,697,618
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.875%, 08/14/24		4,000	3,747,993
# 3.500%, 01/15/25		4,000	3,753,334
# 6.500%, 07/15/25		7,102	6,991,108
# 4.450%, 10/01/25		1,800	1,692,643
1.750%, 01/30/26		16,100	13,709,736
4.450%, 04/03/26		410	379,089
AES Corp.
#Ω 3.300%, 07/15/25		400	368,491
1.375%, 01/15/26		8,849	7,642,468
Aetna, Inc.
3.500%, 11/15/24		1,236	1,193,764
African Development Bank
0.875%, 03/23/26		60,000	53,024,953
Agence Francaise de Developpement EPIC
0.625%, 01/22/26		7,600	6,674,016
Airbus SE
1.625%, 04/07/25	EUR	1,000	951,744
0.875%, 05/13/26	EUR	500	457,370
Aker BP ASA
#Ω 3.000%, 01/15/25		5,250	4,919,647
#Ω 2.875%, 01/15/26		7,700	6,965,885
ALD SA
1.250%, 03/02/26	EUR	1,700	1,497,292
Ally Financial, Inc.
5.125%, 09/30/24		1,000	985,150
# 5.800%, 05/01/25		2,941	2,941,206
Altria Group, Inc.
1.000%, 02/15/23	EUR	15,875	15,604,845
2.350%, 05/06/25		5,000	4,613,485
# 4.400%, 02/14/26		400	383,823
2.200%, 06/15/27	EUR	5,000	4,357,687
Amazon.com, Inc.
1.000%, 05/12/26		69,137	60,515,555
Amcor Finance USA, Inc.
3.625%, 04/28/26		2,529	2,333,600
Amcor Flexibles North
America, Inc.
4.000%, 05/17/25		16,150	15,532,678

		Face Amount^	Value†
		(000)
American Electric Power Co., Inc.
# 1.000%, 11/01/25		1,582	$1,389,182
American Express Co.
2.650%, 12/02/22		12,256	12,241,075
2.500%, 07/30/24		8,900	8,460,086
2.250%, 03/04/25		10,000	9,285,010
# 1.650%, 11/04/26		10,000	8,609,119
American Honda Finance Corp.
0.550%, 07/12/24		50,000	46,351,862
1.950%, 10/18/24	EUR	4,550	4,398,449
0.750%, 11/25/26	GBP	2,000	1,924,720
American International Group, Inc.
3.900%, 04/01/26		200	190,550
American Medical Systems Europe BV
0.750%, 03/08/25	EUR	2,000	1,858,502
American Tower Corp.
3.375%, 05/15/24		7,200	6,977,020
# 2.400%, 03/15/25		7,100	6,565,843
4.000%, 06/01/25		7,489	7,163,067
1.300%, 09/15/25		400	352,371
1.600%, 04/15/26		4,600	3,971,676
3.375%, 10/15/26		11,400	10,315,827
0.450%, 01/15/27	EUR	2,000	1,666,565
3.125%, 01/15/27		800	712,818
American Water Capital Corp.
# 3.400%, 03/01/25		1,800	1,728,516
Ameriprise Financial, Inc.
2.875%, 09/15/26		3,000	2,753,437
AmerisourceBergen Corp.
# 3.400%, 05/15/24		4,200	4,085,900
Amgen, Inc.
# 3.125%, 05/01/25		4,600	4,396,956
2.000%, 02/25/26	EUR	3,000	2,848,827
2.600%, 08/19/26		17,000	15,526,623
5.500%, 12/07/26	GBP	1,000	1,157,706
Aon Global Ltd.
# 3.500%, 06/14/24		10,000	9,721,254
2.875%, 05/14/26	EUR	2,900	2,736,740
APA Infrastructure Ltd.
Ω 4.200%, 03/23/25		12,284	11,713,321
4.200%, 03/23/25		11,334	10,807,455
Apple, Inc.
1.125%, 05/11/25		4,600	4,206,306
0.700%, 02/08/26		12,180	10,665,212
ArcelorMittal SA
6.125%, 06/01/25		1,000	995,483
Archer-Daniels-Midland Co.
1.000%, 09/12/25	EUR	2,000	1,858,886
Ares Capital Corp.
3.875%, 01/15/26		27,864	24,981,228

58

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
Arizona Public Service Co.
3.150%, 05/15/25		3,000	$2,832,598
Arrow Electronics, Inc.
3.250%, 09/08/24		1,000	954,121
Asian Development Bank
0.375%, 06/11/24		15,000	14,006,850
1.625%, 01/28/25	NZD	500	269,021
Asian Infrastructure Investment Bank
1.000%, 05/06/26	AUD	800	453,664
Assurant, Inc.
4.200%, 09/27/23		4,500	4,457,927
AstraZeneca PLC
3.375%, 11/16/25		9,800	9,327,550
0.700%, 04/08/26		19,663	16,952,489
AT&T, Inc.
4.000%, 11/25/25	CAD	1,000	708,401
0.250%, 03/04/26	EUR	4,800	4,263,015
Australia Government Bond
0.250%, 11/21/25	AUD	37,100	21,644,216
4.250%, 04/21/26	AUD	17,300	11,398,347
AutoZone, Inc.
2.875%, 01/15/23		12,501	12,460,866
Banco Bilbao Vizcaya Argentaria SA
1.750%, 11/26/25	EUR	7,700	7,187,727
0.375%, 11/15/26	EUR	1,300	1,119,792
Banco Santander SA
3.848%, 04/12/23		25,400	25,169,265
3.496%, 03/24/25		4,000	3,797,238
Bank of America Corp.
3.300%, 01/11/23		563	561,852
1.375%, 03/26/25	EUR	1,250	1,176,499
2.300%, 07/25/25	GBP	2,907	3,092,235
3.500%, 04/19/26		34,335	32,058,727
Bank of Montreal
2.890%, 06/20/23	CAD	2,900	2,102,577
0.625%, 07/09/24		400	369,680
2.280%, 07/29/24	CAD	8,750	6,119,252
# 1.250%, 09/15/26		7,400	6,285,480
Bank of New York Mellon Corp.
1.600%, 04/24/25		16,500	15,108,647
Bank of New Zealand
Ω 1.000%, 03/03/26		3,000	2,595,796
Bank of Nova Scotia
3.400%, 02/11/24		2,801	2,740,340
0.650%, 07/31/24		300	276,211
3.450%, 04/11/25		17,000	16,199,487
# 1.300%, 06/11/25		9,000	8,078,774
1.050%, 03/02/26		20,000	17,323,421
Bank of Nova Scotia
2.700%, 08/03/26		4,000	3,601,908
1.300%, 09/15/26		19,675	16,755,607

		Face Amount^	Value†
		(000)
Banque Federative du Credit Mutuel SA
Ω 2.375%, 11/21/24		2,700	$2,526,412
Ω 0.998%, 02/04/25		2,950	2,654,912
# 0.998%, 02/04/25		4,400	3,959,869
0.010%, 03/07/25	EUR	8,200	7,456,977
1.000%, 05/23/25	EUR	5,100	4,721,037
1.625%, 01/19/26	EUR	6,000	5,552,204
1.000%, 07/16/26	GBP	1,300	1,278,583
Barclays PLC
3.650%, 03/16/25		12,419	11,536,696
4.375%, 01/12/26		20,380	18,919,944
BAT Capital Corp.
# 3.222%, 08/15/24		3,800	3,631,881
3.215%, 09/06/26		8,300	7,376,341
BAT International Finance PLC
2.375%, 01/19/23	EUR	12,041	11,890,043
7.250%, 03/12/24	GBP	2,443	2,836,394
Ω 3.950%, 06/15/25		1,900	1,806,639
# 1.668%, 03/25/26		15,948	13,696,941
Baxter International, Inc.
1.300%, 05/30/25	EUR	200	187,339
Bayer Capital Corp. BV
1.500%, 06/26/26	EUR	2,000	1,815,976
Bayer U.S. Finance II LLC
Ω 2.850%, 04/15/25		1,523	1,417,100
Ω 4.250%, 12/15/25		20,000	19,122,287
Bayer U.S. Finance LLC
Ω 3.375%, 10/08/24		1,000	961,383
Beam Suntory, Inc.
3.250%, 06/15/23		10,000	9,886,744
Belfius Bank SA
0.375%, 09/02/25	EUR	2,800	2,503,533
0.010%, 10/15/25	EUR	7,600	6,798,744
0.000%, 08/28/26	EUR	2,000	1,729,975
Biogen, Inc.
4.050%, 09/15/25		50,000	48,097,816
BMW Finance NV
0.500%, 02/22/25	EUR	1,470	1,376,528
0.000%, 01/11/26	EUR	2,180	1,964,799
1.125%, 05/22/26	EUR	1,000	931,040
0.750%, 07/13/26	EUR	500	457,498
BMW U.S. Capital LLC
#Ω 0.750%, 08/12/24		9,466	8,741,971
Ω 3.250%, 04/01/25		1,076	1,028,091
#Ω 3.900%, 04/09/25		2,942	2,842,895
Ω 2.800%, 04/11/26		3,190	2,923,433
BNG Bank NV
3.250%, 07/15/25	AUD	2,200	1,367,137
BNP Paribas SA
1.500%, 11/17/25	EUR	2,000	1,841,615
Boardwalk Pipelines LP
5.950%, 06/01/26		2,260	2,263,481
Boeing Co.
2.600%, 10/30/25		14,045	12,824,486

59

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
Boeing Co.
2.800%, 03/01/23		4,000	$3,967,524
3.100%, 05/01/26		11,300	10,203,530
2.250%, 06/15/26		307	268,664
Booking Holdings, Inc.
2.375%, 09/23/24	EUR	2,000	1,945,053
0.100%, 03/08/25	EUR	3,750	3,430,200
# 3.650%, 03/15/25		15,000	14,464,496
1.800%, 03/03/27	EUR	3,108	2,819,312
BorgWarner, Inc.
Ω 5.000%, 10/01/25		2,525	2,458,806
BP Capital Markets America, Inc.
3.119%, 05/04/26		4,580	4,270,303
BP Capital Markets PLC
# 2.500%, 11/06/22		2,000	1,999,420
2.972%, 02/27/26	EUR	7,997	7,725,304
2.213%, 09/25/26	EUR	6,500	6,104,395
BPCE SA
Ω 2.375%, 01/14/25		21,027	19,290,682
0.625%, 04/28/25	EUR	2,500	2,300,136
0.250%, 01/15/26	EUR	3,800	3,387,017
Ω 1.000%, 01/20/26		21,300	18,282,819
1.000%, 01/20/26		3,000	2,575,045
0.375%, 02/02/26	EUR	2,000	1,781,597
Bristol-Myers Squibb Co.
3.200%, 06/15/26		6,069	5,725,637
Brixmor Operating Partnership LP
3.650%, 06/15/24		5,140	4,959,561
3.850%, 02/01/25		2,651	2,532,923
Brookfield Asset Management, Inc.
# 4.000%, 01/15/25		39,625	38,415,347
Brown & Brown, Inc.
4.200%, 09/15/24		4,494	4,374,819
Bunge Ltd. Finance Corp.
# 1.630%, 08/17/25		1,200	1,074,212
Caisse d’Amortissement de la Dette Sociale
0.375%, 05/27/24		23,000	21,489,360
CaixaBank SA
0.375%, 02/03/25	EUR	2,000	1,838,737
Campbell Soup Co.
3.950%, 03/15/25		17,000	16,482,889
Canadian Imperial Bank of Commerce
2.970%, 07/11/23	CAD	11,500	8,332,235
3.290%, 01/15/24	CAD	20,000	14,342,423
1.250%, 06/22/26		6,718	5,742,554
Canadian Natural Resources Ltd.
# 2.950%, 01/15/23		5,215	5,194,459
3.900%, 02/01/25		5,789	5,582,468
2.050%, 07/15/25		9,609	8,777,465

		Face Amount^	Value†
		(000)
Capital One Financial Corp.		1,959	$1,905,813
3.750%, 04/24/24
3.300%, 10/30/24		2,628	2,505,335
3.200%, 02/05/25		18,412	17,406,472
Cardinal Health, Inc.
3.079%, 06/15/24		6,000	5,782,683
Cargill, Inc.
Ω 0.750%, 02/02/26		3,200	2,772,670
Carrier Global Corp.
2.242%, 02/15/25		2,200	2,047,350
Celanese U.S. Holdings LLC
1.400%, 08/05/26		21,329	17,195,947
Charles Schwab Corp.
0.900%, 03/11/26		10,664	9,220,648
1.150%, 05/13/26		4,500	3,896,917
Charles Schwab Corp.
3.850%, 05/21/25		9,600	9,320,420
Chevron Corp.
3.326%, 11/17/25		4,000	3,855,720
2.954%, 05/16/26		4,000	3,752,124
Chubb INA Holdings, Inc.
0.300%, 12/15/24	EUR	6,550	6,037,167
# 3.150%, 03/15/25		6,400	6,110,093
0.875%, 06/15/27	EUR	1,000	859,777
Cigna Corp.
# 3.250%, 04/15/25		6,260	5,969,363
4.125%, 11/15/25		3,000	2,900,057
1.250%, 03/15/26		31,845	27,795,861
Cintas Corp. No. 2
# 3.450%, 05/01/25		11,050	10,655,072
Citigroup,Inc.
3.400%, 05/01/26		36,850	34,135,104
2.125%, 09/10/26	EUR	1,200	1,092,024
# 3.200%, 10/21/26		9,000	8,195,937
CNA Financial Corp.
3.950%, 05/15/24		11,000	10,736,664
CNH Industrial Capital LLC
# 1.950%, 07/02/23		4,000	3,906,081
4.200%, 01/15/24		2,570	2,525,995
3.950%, 05/23/25		26,300	25,185,818
CNH Industrial Finance Europe SA
1.875%, 01/19/26	EUR	2,000	1,859,649
CNO Financial Group, Inc.
5.250%, 05/30/25		11,350	11,137,924
Comcast Cable Communications Holdings,Inc.
9.455%, 11/15/22		6,000	6,010,261
Comcast Corp.
3.375%, 08/15/25		2,000	1,911,968
3.150%, 03/01/26		10,000	9,393,024
0.000%, 09/14/26	EUR	11,350	9,829,653
Comerica, Inc.
3.700%, 07/31/23		3,000	2,963,507

60

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
Commerzbank AG
1.750%, 01/22/25	GBP	1,100	$1,133,745
Conagra Brands, Inc.
4.300%, 05/01/24		1,409	1,386,821
4.600%, 11/01/25		5,540	5,380,657
Constellation Energy Generation LLC
# 3.250%, 06/01/25		40,500	38,400,514
Cooperatieve Rabobank UA
Ω 2.625%, 07/22/24		45,658	43,488,069
2.625%, 07/22/24		1,000	952,474
0.250%, 10/30/26	EUR	2,000	1,728,235
Corporate Office Properties LP
2.250%, 03/15/26		8,645	7,491,477
Cox Communications, Inc.
Ω 3.850%, 02/01/25		2,000	1,922,055
CPPIB Capital, Inc.
1.250%, 03/04/25		15,000	13,853,676
Credit Agricole SA
Ω 3.875%, 04/15/24		4,462	4,368,013
1.000%, 09/18/25	EUR	11,000	10,172,040
3.125%, 02/05/26	EUR	1,600	1,544,783
1.250%, 04/14/26	EUR	1,800	1,648,108
4.125%, 01/10/27		750	683,731
Credit Suisse Group AG
4.550%, 04/17/26		10,543	9,248,163
Crown Castle, Inc.
3.200%, 09/01/24		400	385,373
1.350%, 07/15/25		400	357,302
4.450%, 02/15/26		400	382,917
1.050%, 07/15/26		8,500	7,153,603
# 4.000%, 03/01/27		400	370,060
CVS Health Corp.
3.875%, 07/20/25		1,000	964,843
Daimler Trucks Finance North America LLC
Ω 3.500%, 04/07/25		37,415	35,406,191
Danske Bank AS
0.875%, 05/22/23	EUR	1,500	1,462,217
Ω 5.375%, 01/12/24		2,000	1,970,953
0.625%, 05/26/25	EUR	670	614,825
Deutsche Bank AG
2.625%, 12/16/24	GBP	7,000	7,350,132
Development Bank of Japan, Inc.
0.010%, 09/09/25	EUR	2,200	1,997,769
0.875%, 10/10/25	EUR	4,000	3,713,463
Diageo Finance PLC
1.750%, 09/23/24	EUR	2,600	2,505,136
1.000%, 04/22/25	EUR	2,350	2,205,654
2.375%, 05/20/26	EUR	4,400	4,186,507
1.750%, 10/12/26	GBP	2,000	2,043,441
Discover Bank
3.450%, 07/27/26		8,613	7,712,177

		Face Amount^	Value†
		(000)
Discover Financial Services
# 4.500%, 01/30/26		11,960	$11,212,165
Discovery Communications LLC
3.450%, 03/15/25		1,200	1,127,583
4.900%, 03/11/26		10,500	9,964,006
Dominion Energy, Inc.
3.300%, 03/15/25		2,400	2,295,684
Duke Energy Corp.
2.650%, 09/01/26		5,800	5,244,597
DXC Technology Co.
1.800%, 09/15/26		2,639	2,266,688
Eastern Energy Gas Holdings LLC
# 2.500%, 11/15/24		914	865,258
Eaton Capital UnLtd Co.
0.750%, 09/20/24	EUR	750	707,945
0.128%, 03/08/26	EUR	9,200	8,091,352
Edison International
2.950%, 03/15/23		2,000	1,984,225
3.550%, 11/15/24		1,500	1,438,231
4.950%, 04/15/25		44,815	44,073,382
Elevance Health, Inc.
# 3.350%, 12/01/24		400	384,970
2.375%, 01/15/25		4,216	3,961,882
1.500%, 03/15/26		40,400	35,678,110
EMD Finance LLC
Ω 3.250%, 03/19/25		9,143	8,713,020
Emera U.S. Finance LP
0.833%, 06/15/24		2,920	2,691,786
Emerson Electric Co.
1.250%, 10/15/25	EUR	1,500	1,387,577
Enbridge Pipelines, Inc.
3.000%, 08/10/26	CAD	9,500	6,462,664
Enbridge, Inc.
3.190%, 12/05/22	CAD	5,000	3,665,027
2.500%, 01/15/25		7,500	7,028,107
Energy Transfer LP
4.050%, 03/15/25		13,982	13,385,789
2.900%, 05/15/25		11,606	10,773,617
4.750%, 01/15/26		19,554	18,737,618
Enexis Holding NV
0.875%, 04/28/26	EUR	8,500	7,794,660
Enterprise Products Operating LLC
# 3.750%, 02/15/25		400	384,751
# 3.700%, 02/15/26		1,071	1,015,377
Equifax, Inc.
3.950%, 06/15/23		10,000	9,912,299
2.600%, 12/01/24		6,900	6,514,980
Equinix, Inc.
2.625%, 11/18/24		15,500	14,599,450
# 1.450%, 05/15/26		4,719	4,056,094
Equinor ASA
# 1.750%, 01/22/26		10,100	9,087,344

61

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
ERAC USA Finance LLC
Ω 3.850%, 11/15/24		20,900	$20,147,968
ERP Operating LP
3.375%, 06/01/25		3,000	2,844,930
Erste Group Bank AG
1.500%, 04/07/26	EUR	1,100	1,006,805
ESB Finance DAC
2.125%, 06/08/27	EUR	2,000	1,841,311
EssilorLuxottica SA
0.125%, 05/27/25	EUR	2,800	2,579,019
European Investment Bank
# 2.250%, 06/24/24		41,000	39,495,710
Exelon Corp.
# 3.950%, 06/15/25		3,300	3,177,695
Expedia Group, Inc.
# 5.000%, 02/15/26		24,000	23,191,850
Experian Finance PLC
0.739%, 10/29/25	GBP	3,645	3,682,152
1.375%, 06/25/26	EUR	8,694	7,993,524
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25		27,262	26,648,910
Fidelity National Information Services, Inc.
0.600%, 03/01/24		400	376,142
0.625%, 12/03/25	EUR	5,000	4,498,878
1.150%, 03/01/26		32,700	28,161,887
Fiserv, Inc.
3.200%, 07/01/26		13,050	11,973,352
Flex Ltd.
4.750%, 06/15/25		15,825	15,352,905
3.750%, 02/01/26		33,120	30,658,850
Fortune Brands Home & Security, Inc.
# 4.000%, 06/15/25		2,400	2,298,339
GAS Networks Ireland
0.125%, 12/04/24	EUR	1,700	1,566,193
General Mills, Inc.
4.000%, 04/17/25		12,100	11,762,424
0.125%, 11/15/25	EUR	1,000	893,212
General Motors Co.
6.125%, 10/01/25		5,700	5,676,044
General Motors Financial Co., Inc.
# 3.250%, 01/05/23		1,300	1,296,205
2.750%, 06/20/25		24,253	22,315,152
1.250%, 01/08/26		6,600	5,630,232
5.250%, 03/01/26		12,292	11,910,988
Georgia Power Co.
3.250%, 04/01/26		3,300	3,076,715
Georgia-Pacific LLC
Ω 0.625%, 05/15/24		16,000	14,906,480
Ω 3.600%, 03/01/25		2,350	2,262,920
Gilead Sciences, Inc.
3.500%, 02/01/25		10,000	9,652,774
3.650%, 03/01/26		20,418	19,332,126

		Face Amount^	Value†
		(000)
GlaxoSmithKline Capital PLC
# 3.000%, 06/01/24		7,358	$7,143,238
Glencore Funding LLC
Ω 4.125%, 03/12/24		2,145	2,101,441
Ω 4.625%, 04/29/24		16,455	16,174,462
Ω 1.625%, 09/01/25		6,626	5,895,185
Ω 1.625%, 04/27/26		20,600	17,693,720
Global Payments, Inc.
3.750%, 06/01/23		1,000	989,772
1.500%, 11/15/24		3,500	3,204,646
2.650%, 02/15/25		10,900	10,113,683
1.200%, 03/01/26		16,048	13,691,665
4.800%, 04/01/26		400	384,105
Goldman Sachs Group, Inc.
3.500%, 01/23/25		10,400	9,936,349
# 3.750%, 05/22/25		19,139	18,224,940
Groupe Bruxelles Lambert NV
1.875%, 06/19/25	EUR	2,000	1,892,645
Harley-Davidson Financial Services, Inc.
Ω 3.350%, 02/15/23		500	497,020
3.050%, 02/14/27		3,000	2,556,931
Hewlett Packard Enterprise Co.
# 4.450%, 10/02/23		17,587	17,446,917
1.450%, 04/01/24		9,820	9,292,077
# 1.750%, 04/01/26		12,700	11,240,590
HOWOGE Wohnungs-baugesellschaft mbH
0.000%, 11/01/24	EUR	6,800	6,200,514
HP, Inc.
2.200%, 06/17/25		21,400	19,673,949
1.450%, 06/17/26		712	608,211
HSBC Holdings PLC
3.196%, 12/05/23	CAD	16,000	11,451,859
4.300%, 03/08/26		9,000	8,469,298
# 3.900%, 05/25/26		2,500	2,282,780
Humana, Inc.
3.850%, 10/01/24		17,000	16,570,410
Huntington Bancshares, Inc.
# 2.625%, 08/06/24		5,100	4,850,349
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
1.375%, 04/14/25	EUR	5,400	5,037,423
ING Groep NV
# Ω 4.625%, 01/06/26		7,000	6,660,271
Inter-American Development Bank
3.000%, 02/21/24		5,000	4,896,493
4.250%, 06/11/26	AUD	41,200	26,255,738

62

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
International Bank for Reconstruction & Development
0.500%, 05/18/26	AUD	7,540	$4,225,264
International Business Machines Corp.
3.000%, 05/15/24		12,900	12,517,378
0.875%, 01/31/25	EUR	1,200	1,127,079
0.950%, 05/23/25	EUR	1,000	933,262
# 7.000%, 10/30/25		14,010	14,700,488
3.300%, 05/15/26		37,500	35,094,966
International Finance Corp.
3.200%, 07/22/26	AUD	5,500	3,391,172
Interpublic Group of Cos., Inc.
4.200%, 04/15/24		1,400	1,371,330
Intesa Sanpaolo SpA
#Ω 3.250%, 09/23/24		2,500	2,333,653
JAB Holdings BV
1.750%, 06/25/26	EUR	1,000	901,076
Jabil, Inc.
1.700%, 04/15/26		22,280	19,318,208
Japan Bank for International Cooperation
# 1.750%, 10/17/24		1,000	941,680
JM Smucker Co.
3.500%, 03/15/25		1,000	958,840
Johnson Controls International PLC
1.375%, 02/25/25	EUR	1,000	935,833
JPMorgan Chase & Co.
# 3.625%, 05/13/24		5,125	5,020,342
3.125%, 01/23/25		6,081	5,821,357
# 3.300%, 04/01/26		43,790	40,863,797
Juniper Networks, Inc.
1.200%, 12/10/25		27,000	23,542,193
Kellogg Co.
3.250%, 04/01/26		3,888	3,641,640
Kemper Corp.
4.350%, 02/15/25		8,000	7,738,589
Keurig Dr Pepper, Inc.
# 4.417%, 05/25/25		400	394,033
KeyBank NA
# 3.300%, 06/01/25		4,545	4,329,392
Kinder Morgan, Inc.
4.300%, 06/01/25		9,400	9,146,814
Kinross Gold Corp.
5.950%, 03/15/24		3,715	3,716,254
Kommunalbanken AS
4.250%, 07/16/25	AUD	190	121,353
Kommuninvest I Sverige AB
0.750%, 02/22/23	SEK	97,500	8,794,938
Koninklijke Philips NV
0.500%, 05/22/26	EUR	2,000	1,778,557

		Face Amount^	Value†
		(000)
Kreditanstalt fuer Wiederaufbau
1.250%, 08/28/23	NOK	261,500	$24,691,220
0.250%, 03/08/24		40,800	38,471,369
1.625%, 04/03/24	NOK	122,000	11,411,342
3.200%, 09/11/26	AUD	1,200	738,539
Laboratory Corp. of America Holdings
3.250%, 09/01/24		5,500	5,297,478
3.600%, 02/01/25		4,900	4,694,400
1.550%, 06/01/26		10,800	9,376,152
Landwirtschaftliche Rentenbank
4.750%, 05/06/26	AUD	14,100	9,155,641
Lansforsakringar Bank AB
0.050%, 04/15/26	EUR	2,000	1,725,002
Lazard Group LLC
3.750%, 02/13/25		2,000	1,923,713
LeasePlan Corp. NV
Ω 2.875%, 10/24/24		15,100	14,029,647
2.125%, 05/06/25	EUR	4,500	4,157,038
Leggett & Platt, Inc.
3.800%, 11/15/24		400	386,625
Lennar Corp.
4.750%, 05/30/25		18,642	18,123,964
Lloyds Bank Corporate Markets PLC
0.375%, 01/28/25	EUR	3,650	3,338,223
2.375%, 04/09/26	EUR	2,000	1,875,192
Lloyds Bank PLC
1.250%, 01/13/25	EUR	1,200	1,128,156
Lloyds Banking Group PLC
4.450%, 05/08/25		3,600	3,450,428
Lowe’s Cos., Inc.
2.500%, 04/15/26		4,200	3,840,553
Lseg Netherlands BV
0.000%, 04/06/25	EUR	5,900	5,359,205
LSEGA Financing PLC
Ω 1.375%, 04/06/26		2,500	2,171,756
LVMH Moet Hennessy Louis Vuitton SE
0.000%, 02/11/26	EUR	4,200	3,785,782
1.125%, 02/11/27	GBP	3,300	3,232,667
LyondellBasell Industries NV
5.750%, 04/15/24		2,424	2,430,641
Macquarie Bank Ltd.
Ω 3.231%, 03/21/25		65,000	61,975,636
# 4.000%, 07/29/25		2,000	1,920,843
Ω 3.900%, 01/15/26		2,632	2,507,801
Marathon Petroleum Corp.
4.700%, 05/01/25		12,646	12,376,074
5.125%, 12/15/26		4,118	4,044,727
Marsh & McLennan Cos., Inc.
# 3.500%, 06/03/24		35,360	34,368,842
1.349%, 09/21/26	EUR	2,099	1,876,320

63

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
McDonald’s Corp.
3.700%, 01/30/26		27,822	$26,693,651
McKesson Corp.
0.900%, 12/03/25		15,057	13,147,574
Medtronic Global Holdings SCA
0.250%, 07/02/25	EUR	5,750	5,253,128
0.000%, 10/15/25	EUR	1,250	1,121,829
1.125%, 03/07/27	EUR	5,900	5,302,589
Mercedes-Benz Finance North America LLC
Ω 2.700%, 06/14/24		3,000	2,874,504
Ω 3.300%, 05/19/25		200	189,179
#Ω 1.450%, 03/02/26		48,727	42,685,292
Mercedes-Benz International Finance BV
2.000%, 09/04/23	GBP	2,000	2,244,970
2.625%, 04/07/25	EUR	1,997	1,959,819
Merck & Co., Inc.
0.500%, 11/02/24	EUR	2,300	2,172,445
0.750%, 02/24/26		8,100	7,101,662
1.875%, 10/15/26	EUR	1,250	1,176,926
Merck Financial Services GmbH
0.125%, 07/16/25	EUR	1,000	918,228
MetLife, Inc.
5.375%, 12/09/24	GBP	6,700	7,728,337
Micron Technology, Inc.
# 4.975%, 02/06/26		3,000	2,916,489
4.185%, 02/15/27		400	371,073
Mitsubishi Corp.
3.375%, 07/23/24		750	723,713
Mitsubishi UFJ Financial Group, Inc.
0.680%, 01/26/23	EUR	15,142	14,914,696
3.407%, 03/07/24		400	389,063
2.193%, 02/25/25		29,785	27,474,578
1.412%, 07/17/25		1,000	892,650
2.757%, 09/13/26		5,000	4,457,700
Mizuho Financial Group, Inc.
0.118%, 09/06/24	EUR	585	542,461
0.214%, 10/07/25	EUR	6,131	5,473,542
0.184%, 04/13/26	EUR	3,500	3,016,090
1.631%, 04/08/27	EUR	4,599	4,066,885
Morgan Stanley
3.000%, 02/07/24	CAD	8,500	6,051,481
3.875%, 04/29/24		8,104	7,936,831
4.000%, 07/23/25		11,300	10,860,558
3.875%, 01/27/26		12,375	11,708,735
3.125%, 07/27/26		21,000	19,164,255
1.375%, 10/27/26	EUR	3,408	3,036,131
1.875%, 04/27/27	EUR	2,250	2,009,166
Motability Operations Group PLC
0.875%, 03/14/25	EUR	1,500	1,390,607
0.375%, 01/03/26	EUR	2,951	2,626,104

		Face Amount^	Value†
		(000)
3.750%, 07/16/26	GBP	900	$990,199
MPLX LP
4.875%, 12/01/24		6,290	6,174,603
4.000%, 02/15/25		1,000	961,754
1.750%, 03/01/26		28,950	25,239,876
Mylan, Inc.
Ω 3.125%, 01/15/23		5,125	5,093,174
4.200%, 11/29/23		663	650,481
National Australia Bank Ltd.
3.375%, 01/14/26		7,400	6,985,367
National Bank of Canada
2.100%, 02/01/23		1,120	1,111,911
National Grid North America, Inc.
0.410%, 01/20/26	EUR	2,000	1,769,520
National Grid PLC
2.179%, 06/30/26	EUR	3,000	2,786,336
National Retail Properties, Inc.
3.900%, 06/15/24		5,500	5,358,503
National Rural Utilities Cooperative Finance Corp.
# 1.000%, 06/15/26		6,000	5,194,598
National Securities Clearing Corp.
0.750%, 12/07/25		4,000	3,502,261
Nationwide Building Society
Ω 3.900%, 07/21/25		49,918	47,205,660
Ω 1.500%, 10/13/26		20,000	16,765,154
1.500%, 10/13/26		1,500	1,257,387
Naturgy Finance BV
0.875%, 05/15/25	EUR	2,500	2,288,045
NatWest Group PLC
4.800%, 04/05/26		12,323	11,613,539
NatWest Markets PLC
#Ω 3.479%, 03/22/25		50,000	47,185,082
Nestle Holdings, Inc.
Ω 0.625%, 01/15/26		1,137	992,165
NetApp, Inc.
1.875%, 06/22/25		9,247	8,359,163
New South Wales Treasury Corp.
4.000%, 05/20/26	AUD	24,000	15,421,986
Nissan Motor Acceptance Co. LLC
#Ω 1.125%, 09/16/24		10,909	9,740,231
Ω 2.000%, 03/09/26		15,151	12,345,819
Nomura Holdings, Inc.
2.648%, 01/16/25		11,228	10,509,859
1.851%, 07/16/25		20,555	18,480,463
1.653%, 07/14/26		17,657	15,000,642
Nordic Investment Bank
1.875%, 04/10/24	NOK	404,000	37,906,125
Norway Government Bond
Ω 3.000%, 03/14/24	NOK	743,000	70,982,692

64

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
NRW Bank
1.050%, 03/31/26	AUD	5,600	$3,191,229
NTT Finance Corp.
0.010%, 03/03/25	EUR	6,500	5,978,263
0.082%, 12/13/25	EUR	1,000	898,477
Ω 1.162%, 04/03/26		25,550	22,141,220
1.162%, 04/03/26		5,000	4,332,920
Nutrien Ltd.
3.000%, 04/01/25		3,990	3,774,085
Nuveen Finance LLC
Ω 4.125%, 11/01/24		27,200	26,342,998
Nykredit Realkredit AS
0.250%, 01/13/26	EUR	1,000	865,110
Omnicom Group, Inc./Omnicom Capital, Inc.
3.650%, 11/01/24		6,273	6,052,217
ONEOK, Inc.
2.750%, 09/01/24		1,462	1,387,208
2.200%, 09/15/25		3,371	3,038,070
5.850%, 01/15/26		3,500	3,480,527
OP Corporate Bank PLC
0.250%, 03/24/26	EUR	3,086	2,666,356
1.375%, 09/04/26	GBP	5,250	5,088,585
Oracle Corp.
# 3.400%, 07/08/24		5,000	4,850,484
# 2.500%, 04/01/25		8,300	7,754,717
1.650%, 03/25/26		42,500	37,308,857
PACCAR Financial Corp.
# 1.800%, 02/06/25		4,300	4,012,412
Paramount Global
# 4.750%, 05/15/25		17,090	16,689,730
# 4.000%, 01/15/26		7,400	6,924,960
Parker-Hannifin Corp.
3.300%, 11/21/24		2,130	2,054,809
Penske Truck Leasing Canada, Inc.
2.850%, 12/07/22	CAD	2,000	1,465,747
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω 4.250%, 01/17/23		9,025	9,008,404
Ω 4.125%, 08/01/23		2,707	2,671,896
Ω 3.450%, 07/01/24		636	610,482
Ω 4.000%, 07/15/25		795	755,267
Ω 4.450%, 01/29/26		3,072	2,918,421
Ω 1.700%, 06/15/26		31,500	26,939,050
Philip Morris International, Inc.
2.875%, 05/01/24		1,500	1,446,664
2.750%, 03/19/25	EUR	796	768,173
2.750%, 02/25/26		2,117	1,940,600
2.875%, 03/03/26	EUR	5,000	4,719,792
# 0.875%, 05/01/26		2,974	2,539,356
Phillips 66
# 3.850%, 04/09/25		5,000	4,838,067
1.300%, 02/15/26		6,500	5,675,532

		Face Amount^	Value†
		(000)
Phillips 66 Co.
Ω 2.450%, 12/15/24		1,324	$1,237,465
PNC Financial Services Group, Inc.
2.200%, 11/01/24		2,057	1,939,489
PPG Industries, Inc.
1.200%, 03/15/26		34,526	29,906,637
Principal Financial Group,Inc.
3.400%, 05/15/25		3,000	2,867,377
Prologis Euro Finance LLC
0.250%, 09/10/27	EUR	900	736,444
Prologis International Funding II SA
1.876%, 04/17/25	EUR	1,750	1,637,863
Prologis LP
3.000%, 06/02/26	EUR	2,000	1,894,376
PSA Banque France SA
0.000%, 01/22/25	EUR	6,700	6,091,889
PSP Capital, Inc.
#Ω 1.000%, 06/29/26		19,693	17,156,665
Public Storage
0.875%, 02/15/26		22,500	19,459,736
PulteGroup, Inc.
5.500%, 03/01/26		8,605	8,443,337
PVH Corp.
4.625%, 07/10/25		17,556	16,747,466
Quebec, Province of Canada
2.500%, 04/09/24		3,000	2,908,500
Queensland Treasury Corp.
Ω 3.250%, 07/21/26	AUD	500	312,937
Ralph Lauren Corp.
# 3.750%, 09/15/25		9,200	8,902,359
Realty Income Corp.
4.625%, 11/01/25		400	390,442
0.750%, 03/15/26		7,000	5,964,912
1.875%, 01/14/27	GBP	2,000	1,941,139
Reckitt Benckiser Treasury Services Nederland BV
0.375%, 05/19/26	EUR	1,200	1,076,847
Reckitt Benckiser Treasury Services PLC
Ω 2.750%, 06/26/24		5,625	5,394,091
Republic of Italy Government International Bond
6.875%, 09/27/23		14,450	14,556,786
2.375%, 10/17/24		23,379	21,789,275
1.250%, 02/17/26		5,066	4,313,142
Reynolds American, Inc.
4.450%, 06/12/25		8,000	7,721,145
Roche Holdings, Inc.
Ω 0.991%, 03/05/26		44,350	38,975,963
Rogers Communications, Inc.
3.625%, 12/15/25		313	292,470
Roper Technologies, Inc.
1.000%, 09/15/25		3,000	2,654,076

65

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
Ross Stores, Inc.
4.600%, 04/15/25		7,200	$7,050,128
0.875%, 04/15/26		3,000	2,580,231
Royal Bank of Canada
2.352%, 07/02/24	CAD	10,000	7,018,094
0.875%, 01/20/26		56,400	48,698,045
1.200%, 04/27/26		12,000	10,352,733
Royal Schiphol Group NV
2.000%, 10/05/26	EUR	3,750	3,460,233
Royalty Pharma PLC
1.200%, 09/02/25		19,103	16,849,627
Ryder System, Inc.
3.400%, 03/01/23		18,180	18,085,511
3.875%, 12/01/23		290	285,907
2.500%, 09/01/24		8,500	8,035,851
4.625%, 06/01/25		4,800	4,658,644
3.350%, 09/01/25		4,300	4,031,681
4.300%, 06/15/27		400	374,693
Santander Holdings USA, Inc.
# 3.400%, 01/18/23		18,560	18,477,520
# 3.450%, 06/02/25		2,625	2,451,003
SAP SE
0.125%, 05/18/26	EUR	2,200	1,970,649
SBAB Bank AB
1.875%, 12/10/25	EUR	6,250	5,900,407
Schlumberger Finance BV
0.000%, 10/15/24	EUR	2,180	2,025,337
1.375%, 10/28/26	EUR	8,200	7,523,443
Schlumberger Finance France SAS
1.000%, 02/18/26	EUR	1,000	919,879
Schlumberger Holdings Corp.
Ω 4.000%, 12/21/25		27,840	26,787,284
Sempra Energy
3.300%, 04/01/25		17,708	16,766,261
SFILSA
0.625%, 02/09/26		14,000	12,254,820
Shell International Finance BV
2.875%, 05/10/26		4,200	3,909,569
Siemens Financieringsmaatschappij NV
0.000%, 09/05/24	EUR	1,180	1,109,829
1.000%, 02/20/25	GBP	5,000	5,283,569
2.250%, 03/10/25	EUR	1,500	1,457,548
0.000%, 02/20/26	EUR	1,900	1,699,453
1.200%, 03/11/26		10,000	8,721,401
0.375%, 06/05/26	EUR	4,000	3,590,928
#Ω 2.350%, 10/15/26		1,500	1,339,179
0.625%, 02/25/27	EUR	5,000	4,444,999
Simon Property Group LP
2.000%, 09/13/24		14,000	13,157,288
# 3.500%, 09/01/25		23,500	22,318,283
3.300%, 01/15/26		2,400	2,238,000

		Face Amount^	Value†
		(000)
Skandinaviska Enskilda Banken AB
1.750%, 11/11/26	EUR	1,500	$1,386,103
Sky Ltd.
2.250%, 11/17/25	EUR	2,580	2,465,733
2.500%, 09/15/26	EUR	10,366	9,856,495
6.000%, 05/21/27	GBP	450	530,529
Societe Generale SA
Ω 4.250%, 09/14/23		500	492,339
#Ω 2.625%, 10/16/24		2,000	1,865,430
1.125%, 01/23/25	EUR	100	93,149
#Ω 1.375%, 07/08/25		6,600	5,869,614
0.125%, 02/24/26	EUR	3,200	2,818,646
#Ω 4.000%, 01/12/27		4,000	3,566,512
Solvay Finance America LLC
#Ω 4.450%, 12/03/25		4,000	3,808,887
Southern Power Co.
0.900%, 01/15/26		6,682	5,782,748
Southwest Airlines Co.
# 5.250%, 05/04/25		18,465	18,363,946
Southwestern Electric Power Co.
1.650%, 03/15/26		37,229	32,718,750
Spectra Energy Partners LP
3.500%, 03/15/25		5,800	5,531,461
Standard Chartered PLC
4.050%, 04/12/26		8,744	8,140,664
Statnett SF
0.875%, 03/08/25	EUR	3,500	3,273,375
Steel Dynamics, Inc.
2.800%, 12/15/24		3,500	3,314,133
Stockland Trust
1.625%, 04/27/26	EUR	1,250	1,086,724
Stryker Corp.
3.375%, 11/01/25		20,700	19,721,352
Sumitomo Mitsui Financial Group, Inc.
2.696%, 07/16/24		9,364	8,917,895
1.474%, 07/08/25		11,000	9,818,810
0.948%, 01/12/26		24,971	21,460,571
1.546%, 06/15/26	EUR	1,180	1,066,255
2.632%, 07/14/26		21,000	18,812,697
Sumitomo Mitsui Trust Bank Ltd.
Ω 2.550%, 03/10/25		11,800	10,995,462
Svenska Handelsbanken AB
1.000%, 04/15/25	EUR	2,670	2,505,640
Swedbank AB
0.750%, 05/05/25	EUR	1,250	1,156,316
0.250%, 11/02/26	EUR	2,200	1,901,573
Telefonica Emisiones SA
5.375%, 02/02/26	GBP	4,000	4,495,573
Telstra Corp. Ltd.
Ω 3.125%, 04/07/25		4,395	4,193,833
# 3.125%, 04/07/25		577	550,590
1.125%, 04/14/26	EUR	2,000	1,841,501

66

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
TenneT Holding BV
1.000%, 06/13/26	EUR	2,000	$1,825,190
1.625%, 11/17/26	EUR	4,000	3,688,543
Thermo Fisher Scientific Finance I BV
0.000%, 11/18/25	EUR	5,380	4,823,886
Thermo Fisher Scientific,Inc.
0.125%, 03/01/25	EUR	6,700	6,185,924
1.400%, 01/23/26	EUR	3,400	3,163,977
Thomson Reuters Corp.
2.239%, 05/14/25	CAD	750	513,624
Toronto-Dominion Bank
0.750%, 01/06/26		32,440	27,988,045
# 1.200%, 06/03/26		169,033	145,646,277
Toronto-Dominion Bank , Floating Rate Note, 3M
Swap + 1.000%, FRN
(r) 3.900%, 07/10/24	AUD	7,200	4,595,470
TotalEnergies Capital International SA
1.750%, 07/07/25	GBP	3,000	3,179,768
2.875%, 11/19/25	EUR	4,700	4,597,063
2.500%, 03/25/26	EUR	3,000	2,891,316
1.660%, 07/22/26	GBP	1,700	1,729,544
Toyota Finance Australia Ltd.
2.004%, 10/21/24	EUR	3,870	3,755,899
0.064%, 01/13/25	EUR	3,000	2,766,852
Toyota Motor Corp.
1.339%, 03/25/26		11,618	10,254,119
Toyota Motor Credit Corp.
2.375%, 02/01/23	EUR	1,000	989,234
# 0.625%, 09/13/24		13,700	12,667,531
3.000%, 04/01/25		6,000	5,711,393
# 1.125%, 06/18/26		4,600	3,997,169
0.750%, 11/19/26	GBP	4,983	4,833,532
Toyota Motor Finance Netherlands BV
0.000%, 10/27/25	EUR	1,610	1,440,836
0.750%, 12/19/25	GBP	9,500	9,684,249
Treasury Corp. of Victoria
0.500%, 11/20/25	AUD	27,400	15,881,740
Truist Bank
1.500%, 03/10/25		5,000	4,569,222
Truist Financial Corp.
# 2.850%, 10/26/24		4,000	3,818,120
UBS AG
0.010%, 03/31/26	EUR	5,320	4,633,477
UBS Group AG
Ω 4.125%, 09/24/25		17,000	16,095,130
# 4.125%, 09/24/25		21,000	19,882,220
4.125%, 04/15/26		4,000	3,729,216
Ω 4.125%, 04/15/26		2,700	2,517,221
1.250%, 09/01/26	EUR	1,180	1,042,300
UniCredit SpA
Ω 7.830%, 12/04/23		6,920	6,887,222

		Face Amount^	Value†
		(000)
Unilever Finance Netherlands BV
0.750%, 02/28/26	EUR	3,895	$3,579,578
United Parcel Service, Inc.
1.625%, 11/15/25	EUR	1,000	945,087
UnitedHealth Group, Inc.
3.750%, 07/15/25		6,300	6,115,223
1.250%, 01/15/26		7,600	6,750,664
# 3.100%, 03/15/26		600	564,590
# 1.150%, 05/15/26		1,500	1,320,239
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		6,500	5,919,921
Ventas Realty LP
3.500%, 04/15/24		1,000	969,964
2.650%, 01/15/25		5,000	4,673,163
3.500%, 02/01/25		5,900	5,601,522
VeriSign, Inc.
5.250%, 04/01/25		750	742,830
Verizon Communications, Inc.
# 3.376%, 02/15/25		5,000	4,826,401
0.850%, 11/20/25		4,900	4,304,261
1.450%, 03/20/26		29,100	25,623,038
VF Corp.
# 2.400%, 04/23/25		13,632	12,669,001
Viatris, Inc.
1.650%, 06/22/25		1,120	999,835
Vinci SA
2.250%, 03/15/27	GBP	4,600	4,685,164
VMware, Inc.
1.400%, 08/15/26		12,609	10,756,846
Volkswagen Financial Services AG
1.375%, 10/16/23	EUR	5,000	4,847,301
0.000%, 02/12/25	EUR	1,000	906,413
Volkswagen Group of America Finance LLC
Ω 2.850%, 09/26/24		1,000	949,120
Ω 3.350%, 05/13/25		5,000	4,707,425
Volkswagen International Finance NV
0.875%, 01/16/23	EUR	4,200	4,139,982
Volvo Treasury AB
0.125%, 09/17/24	EUR	500	466,877
0.625%, 02/14/25	EUR	2,700	2,512,500
1.625%, 05/26/25	EUR	6,770	6,402,721
1.625%, 09/18/25	EUR	4,680	4,399,695
2.000%, 08/19/27	EUR	6,700	6,158,711
Vornado Realty LP
3.500%, 01/15/25		9,000	8,364,919
2.150%, 06/01/26		16,200	13,373,362
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		2,031	1,901,422
Walt Disney Co.
# 1.750%, 01/13/26		13,600	12,302,254

67

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
Wells Fargo & Co.
3.184%, 02/08/24	CAD	35,750	$25,500,626
3.000%, 02/19/25		15,800	14,922,539
1.625%, 06/02/25	EUR	1,000	932,777
# 3.550%, 09/29/25		2,300	2,178,165
3.000%, 04/22/26		5,840	5,344,437
2.975%, 05/19/26	CAD	1,000	676,742
3.000%, 10/23/26		11,800	10,678,080
1.375%, 10/26/26	EUR	1,150	1,013,360
1.000%, 02/02/27	EUR	1,650	1,417,912
Welltower, Inc.
4.000%, 06/01/25		400	382,278
Wendel SE
1.375%, 04/26/26	EUR	2,000	1,780,692
Western Union Co.
1.350%, 03/15/26		55,086	47,159,052
Westpac Banking Corp.
2.850%, 05/13/26		8,100	7,492,937
# 1.150%, 06/03/26		85,650	74,301,456
4.125%, 06/04/26	AUD	1,500	935,023
Westpac Securities NZ Ltd.
1.099%, 03/24/26	EUR	625	562,307
Whirlpool Corp.
3.700%, 03/01/23		1,525	1,514,639
Williams Cos., Inc.
4.300%, 03/04/24		5,100	5,021,803
4.000%, 09/15/25		1,699	1,629,538
Williams Cos., Inc.
3.900%, 01/15/25		9,993	9,643,504
WP Carey, Inc.
# 4.000%, 02/01/25		6,000	5,777,213

	Face Amount^	Value†
	(000)
WRKCo, Inc.
3.750%, 03/15/25	400	$382,253
4.650%, 03/15/26	1,800	1,742,742
Zimmer Biomet Holdings, Inc.
# 3.050%, 01/15/26	3,000	2,783,889

TOTAL BONDS		5,463,578,560

U.S. TREASURY OBLIGATIONS — (14.5%)
U.S. Treasury Notes
0.125%, 07/31/23	189,000	182,739,375
0.500%, 11/30/23	210,000	200,935,548
2.125%, 11/30/23	170,000	165,544,140
0.125%, 12/15/23	100,000	95,121,094
0.750%, 12/31/23	138,000	131,913,985
0.875%, 01/31/24	170,000	162,197,265

TOTAL U.S. TREASURY OBLIGATIONS		938,451,407

TOTAL INVESTMENT SECURITIES (Cost $6,962,898,353)		6,402,029,967

	Shares
SECURITIES LENDING COLLATERAL — (1.2%)
@§ The DFA Short Term Investment Fund	6,669,022	77,100,565

TOTAL INVESTMENTS — (100.0%) (Cost $7,040,029,240)		$6,479,130,532

As of October 31, 2022, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	55,256,054	EUR	54,266,039	Bank of America Corp.	11/04/22	$1,620,341
USD	3,811,960	EUR	3,689,173	Bank of New York Mellon	11/04/22	165,639
USD	24,529,198	EUR	23,964,313	State Street Bank and Trust	11/04/22	843,241
USD	9,076,617	SEK	97,583,262	UBS AG	11/17/22	229,996
USD	7,687,643	EUR	7,667,973	Bank of America Corp.	11/22/22	99,083
USD	8,815,760	EUR	8,806,167	JP Morgan	11/22/22	100,795
USD	46,422,802	EUR	46,178,975	State Street Bank and Trust	11/22/22	722,080
USD	39,368,361	CAD	50,891,275	State Street Bank and Trust	11/22/22	2,009,078
USD	11,661,806	EUR	11,663,007	UBS AG	11/22/22	119,587
USD	30,111,311	CAD	39,291,340	State Street Bank and Trust	11/28/22	1,266,335
USD	35,826,592	CAD	47,172,516	HSBC Bank	11/30/22	1,195,323
USD	41,513,162	CAD	54,771,242	Citibank, N.A.	12/06/22	1,298,958
AUD	14,470,926	USD	9,125,670	Citibank, N.A.	12/28/22	147,895
USD	50,251,742	AUD	77,351,154	State Street Bank and Trust	12/28/22	681,940
USD	4,558,750	GBP	3,920,488	State Street Bank and Trust	12/28/22	53,577

68

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	10,911,038	EUR	10,889,457	Bank of America Corp.	12/29/22	$96,650
USD	5,616,472	EUR	5,643,351	UBS AG	12/29/22	12,024
USD	40,281,342	AUD	61,990,560	Citibank, N.A.	01/03/23	546,014
USD	92,326,203	EUR	92,398,403	HSBC Bank	01/03/23	517,513
NZD	5,167	USD	2,946	Citibank, N.A.	01/05/23	61
NOK	202,072,849	USD	19,178,243	HSBC Bank	01/05/23	303,607
USD	48,839,118	AUD	76,039,755	Citibank, N.A.	01/06/23	93,246
USD	16,375,351	EUR	16,314,098	Bank of America Corp.	01/19/23	146,478
USD	2,449,310	EUR	2,442,039	HSBC Bank	01/19/23	20,028
USD	6,085,728	GBP	5,291,779	State Street Bank and Trust	01/19/23	477
USD	5,023,499	EUR	4,949,514	State Street Bank and Trust	01/19/23	99,841
USD	71,505,045	GBP	61,687,200	HSBC Bank	01/26/23	555,091

Total Appreciation						$12,944,898
USD	19,149,666	EUR	19,906,191	State Street Bank and Trust	11/22/22	$(550,366)
CAD	7,665,861	USD	5,629,318	State Street Bank and Trust	11/22/22	(1,810)
CAD	54,771,242	USD	40,220,839	State Street Bank and Trust	12/06/22	(6,634)
USD	821,212	EUR	832,418	Bank of New York Mellon	12/29/22	(5,468)
USD	26,839,664	EUR	27,464,856	HSBC Bank	12/29/22	(435,857)
USD	15,602,265	EUR	15,827,622	UBS AG	12/29/22	(116,246)
USD	58,203,860	NOK	630,787,481	UBS AG	12/29/22	(2,594,373)
USD	81,659,433	NOK	863,546,098	Bank of New York Mellon	01/05/23	(1,595,073)
USD	39,521,334	NOK	420,000,000	HSBC Bank	01/05/23	(970,879)
NOK	179,146,488	USD	17,391,600	HSBC Bank	01/05/23	(120,081)
USD	269,063	NZD	471,110	State Street Bank and Trust	01/05/23	(5,102)
AUD	15,734,811	USD	10,108,807	State Street Bank and Trust	01/06/23	(21,885)
USD	76,179,332	EUR	76,698,643	State Street Bank and Trust	01/17/23	(107,521)
USD	81,251,157	EUR	82,132,862	Citibank, N.A.	01/19/23	(452,642)

Total (Depreciation)						$(6,983,937)

Total Appreciation (Depreciation)						$5,960,961

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$5,463,578,560	—	$5,463,578,560
U.S. Treasury Obligations	—	938,451,407	—	938,451,407
Securities Lending Collateral	—	77,100,565	—	77,100,565
Forward Currency Contracts**	—	5,960,961	—	5,960,961

TOTAL	—	$6,485,091,493	—	$6,485,091,493

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

69

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

	Face Amount^	Value†
	(000)
AGENCY OBLIGATIONS — (0.4%)
Federal National Mortgage Association
0.375%, 08/25/25	5,750	$5,126,273

BONDS — (92.1%) 3M Co.
# 2.375%, 08/26/29	7,500	6,175,145
7-Eleven, Inc.
Ω 1.800%, 02/10/31	5,000	3,690,055
Ω 2.500%, 02/10/41	4,900	2,978,683
# 2.375%, 08/26/29	7,500	6,175,145
Advance Auto Parts, Inc.
3.500%, 03/15/32	950	748,839
Aetna, Inc.
6.750%, 12/15/37	1,000	1,009,531
Affiliated Managers Group, Inc.
3.300%, 06/15/30	5,200	4,236,163
Alimentation Couche-Tard, Inc.
Ω 3.439%, 05/13/41	650	433,542
Allegion PLC
3.500%, 10/01/29	3,800	3,180,667
Allstate Corp.
5.350%, 06/01/33	1,900	1,836,392
Alphabet, Inc.
1.100%, 08/15/30	1,160	890,844
Altria Group, Inc.
4.800%, 02/14/29	336	309,314
# 3.400%, 05/06/30	2,100	1,701,591
2.450%, 02/04/32	7,000	4,974,602
Amazon.com, Inc.
2.100%, 05/12/31	6,000	4,803,538
Amcor Flexibles North America, Inc.
2.630%, 06/19/30	375	293,331
Amdocs Ltd.
2.538%, 06/15/30	1,600	1,254,330
AmerisourceBergen Corp.
3.450%, 12/15/27	4,059	3,700,656
2.800%, 05/15/30	3,400	2,782,162
Amgen, Inc.
2.300%, 02/25/31	7,100	5,683,406
3.350%, 02/22/32	400	340,089
Amphenol Corp.
2.800%, 02/15/30	6,000	4,985,098
ANZ New Zealand International Ltd.
Ω 3.450%, 07/17/27	7,000	6,365,043
Aon Corp.
3.750%, 05/02/29	10,175	9,060,008
2.800%, 05/15/30	1,500	1,229,293
Appalachian Power Co.
7.000%, 04/01/38	1,600	1,689,113

		Face Amount^	Value†
		(000)
Apple, Inc.
# 3.000%, 11/13/27		7,500	$6,933,406
2.200%, 09/11/29		5,000	4,222,745
ArcelorMittal SA
# 4.250%, 07/16/29		2,447	2,161,978
Arizona Public Service Co.
2.200%, 12/15/31		7,500	5,530,290
Arrow Electronics, Inc.
3.875%, 01/12/28		5,330	4,741,521
Ashtead Capital, Inc.
Ω 2.450%, 08/12/31		2,000	1,434,485
Assurant, Inc.
2.650%, 01/15/32		3,000	2,158,588
Australia & New Zealand Banking Group Ltd.
0.750%, 09/29/26	EUR	143	127,628
AutoNation, Inc.
3.850%, 03/01/32		2,122	1,651,871
AvalonBay Communities, Inc.
2.450%, 01/15/31		3,000	2,406,625
2.050%, 01/15/32		1,200	911,840
Avnet, Inc.
3.000%, 05/15/31		8,645	6,429,875
AXIS Specialty Finance PLC
4.000%, 12/06/27		4,280	3,921,123
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27		10,970	9,829,688
3.138%, 11/07/29		2,000	1,693,489
Banco Santander SA
3.800%, 02/23/28		5,800	4,934,087
3.490%, 05/28/30		600	473,624
Bank of Nova Scotia
2.450%, 02/02/32		7,000	5,242,329
BAT Capital Corp.
4.906%, 04/02/30		8,600	7,507,764
4.390%, 08/15/37		1,200	869,210
Bayer U.S. Finance II LLC
#Ω 4.375%, 12/15/28		7,000	6,372,712
Berkshire Hathaway Finance Corp.
1.450%, 10/15/30		12,631	9,679,239
Best Buy Co., Inc.
4.450%, 10/01/28		4,400	4,080,266
1.950%, 10/01/30		1,200	893,130
Biogen, Inc.
2.250%, 05/01/30		11,600	9,122,520
Black Hills Corp.
4.350%, 05/01/33		8,837	7,561,639
BlackRock, Inc.
3.250%, 04/30/29		1,365	1,217,638
1.900%, 01/28/31		15,500	11,952,036
2.100%, 02/25/32		3,000	2,290,370

70

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
BMW U.S. Capital LLC
Ω 4.150%, 04/09/30	4,000	$3,653,208
BNP Paribas SA
Ω 3.500%, 11/16/27	8,631	7,507,852
Boardwalk Pipelines LP
3.600%, 09/01/32	150	118,895
Boeing Co.
2.950%, 02/01/30	1,800	1,441,942
6.125%, 02/15/33	3,335	3,186,680
3.600%, 05/01/34	2,600	1,939,718
3.250%, 02/01/35	300	212,000
Booking Holdings, Inc.
4.625%, 04/13/30	4,900	4,610,734
BP Capital Markets America, Inc.
# 3.017%, 01/16/27	1,600	1,462,446
1.749%, 08/10/30	1,800	1,393,948
2.721%, 01/12/32	2,000	1,621,957
3.060%, 06/17/41	9,600	6,716,808
BPCE SA
#Ω 2.700%, 10/01/29	2,000	1,619,760
Bristol-Myers Squibb Co.
4.125%, 06/15/39	4,900	4,155,287
Brixmor Operating Partnership LP
2.500%, 08/16/31	1,833	1,313,406
Broadcom, Inc.
# 4.300%, 11/15/32	3,600	3,027,276
Ω 3.419%, 04/15/33	600	455,913
Ω 3.137%, 11/15/35	7,900	5,480,024
Brookfield Finance, Inc.
4.350%, 04/15/30	2,000	1,763,507
Bunge Ltd. Finance Corp.
3.750%, 09/25/27	3,075	2,812,843
Camden Property Trust
2.800%, 05/15/30	2,000	1,646,851
Canadian Natural Resources Ltd.
2.950%, 07/15/30	4,980	4,085,696
5.850%, 02/01/35	2,000	1,856,758
Cargill, Inc.
Ω 2.125%, 04/23/30	3,470	2,774,780
Cboe Global Markets, Inc.
1.625%, 12/15/30	600	448,054
Charles Schwab Corp.
2.750%, 10/01/29	3,000	2,539,391
4.625%, 03/22/30	5,000	4,744,202
2.900%, 03/03/32	2,300	1,867,239
Chevron Corp.
2.954%, 05/16/26	3,000	2,814,093
Choice Hotels International, Inc.
3.700%, 12/01/29	1,580	1,323,629
Chubb Corp.
6.500%, 05/15/38	500	526,909

	Face Amount^	Value†
	(000)
Cigna Corp.
4.375%, 10/15/28	5,000	$4,706,601
2.400%, 03/15/30	4,000	3,255,965
2.375%, 03/15/31	1,400	1,109,929
3.200%, 03/15/40	1,470	1,045,536
Citigroup, Inc.
8.125%, 07/15/39	5,000	5,767,022
CME Group, Inc.
3.750%, 06/15/28	313	293,055
CNO Financial Group, Inc.
# 5.250%, 05/30/29	3,750	3,427,478
Comcast Corp.
4.250%, 10/15/30	1,000	917,829
4.250%, 01/15/33	2,300	2,076,032
7.050%, 03/15/33	3,837	4,171,224
4.400%, 08/15/35	3,250	2,845,935
Comerica, Inc.
# 4.000%, 02/01/29	1,000	912,138
Commonwealth Bank of Australia
#Ω 1.875%, 09/15/31	8,500	6,423,265
Conagra Brands, Inc.
5.300%, 11/01/38	6,600	5,756,351
ConocoPhillips
5.900%, 10/15/32	7,000	7,266,076
# 6.500%, 02/01/39	1,500	1,606,195
Consolidated Edison Co. of New York, Inc.
6.750%, 04/01/38	1,300	1,348,152
5.500%, 12/01/39	1,400	1,281,417
5.700%, 06/15/40	294	275,165
Constellation Energy Generation LLC
5.600%, 06/15/42	568	499,640
Corporate Office Properties LP
2.900%, 12/01/33	2,000	1,347,917
Costco Wholesale Corp.
# 1.750%, 04/20/32	11,098	8,515,534
Cox Communications, Inc.
Ω 4.800%, 02/01/35	3,797	3,284,836
Credit Agricole SA
3.875%, 04/15/24	78	76,357
CRH America Finance, Inc.
#Ω 3.950%, 04/04/28	1,280	1,172,035
Crown Castle, Inc.
2.250%, 01/15/31	700	533,604
CVS Health Corp.
3.250%, 08/15/29	3,851	3,340,289
Danske Bank AS
#Ω 4.375%, 06/12/28	6,000	5,211,442
Deere & Co.
5.375%, 10/16/29	650	660,172
Diageo Capital PLC
2.375%, 10/24/29	7,400	6,133,053
2.125%, 04/29/32	2,600	1,988,631

71

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
Discovery Communications LLC
# 3.625%, 05/15/30	8,000	$6,458,172
Dollar Tree, Inc.
4.200%, 05/15/28	934	868,826
Dow Chemical Co.
7.375%, 11/01/29	458	495,693
Dow Chemical Co.
4.250%, 10/01/34	1,402	1,185,676
DuPont de Nemours, Inc.
# 5.319%, 11/15/38	6,400	5,799,494
Eagle Materials, Inc.
2.500%, 07/01/31	600	440,462
Eaton Corp.
4.000%, 11/02/32	12,465	11,034,601
EI du Pont de Nemours & Co.
2.300%, 07/15/30	1,225	988,135
Elevance Health, Inc.
3.650%, 12/01/27	555	512,208
4.101%, 03/01/28	5,000	4,684,750
2.250%, 05/15/30	8,100	6,504,237
Enel Finance International NV
Ω 3.500%, 04/06/28	4,000	3,325,881
Enterprise Products Operating LLC
6.875%, 03/01/33	2,035	2,136,262
6.650%, 10/15/34	1,500	1,524,797
EOG Resources, Inc.
# 4.375%, 04/15/30	7,343	6,956,690
Equinor ASA
Ω 6.500%, 12/01/28	4,000	4,182,277
2.375%, 05/22/30	2,000	1,653,235
ERP Operating LP
1.850%, 08/01/31	2,000	1,492,936
Estee Lauder Cos., Inc.
2.600%, 04/15/30	2,400	2,015,383
Expedia Group, Inc.
3.250%, 02/15/30	53	42,714
Extra Space Storage LP
2.350%, 03/15/32	316	228,675
Exxon Mobil Corp.
# 2.440%, 08/16/29	6,050	5,183,197
FedEx Corp.
# 4.900%, 01/15/34	5,988	5,450,529
Fidelity National Financial, Inc.
3.400%, 06/15/30	8,900	7,139,359
2.450%, 03/15/31	1,000	727,431
Flex Ltd.
4.875%, 06/15/29	2,789	2,493,388
4.875%, 05/12/30	2,500	2,220,719
Flowserve Corp.
2.800%, 01/15/32	9,600	6,879,937

	Face Amount^	Value†
	(000)
FMR LLC
Ω 4.950%, 02/01/33	8,555	$7,810,447
Fortune Brands Home & Security, Inc.
3.250%, 09/15/29	4,300	3,526,450
Fox Corp.
5.476%, 01/25/39	5,600	4,809,117
Fresenius Medical Care U.S. Finance III, Inc.
Ω 2.375%, 02/16/31	3,600	2,508,403
Ω 3.000%, 12/01/31	571	406,054
GATX Corp.
3.500%, 06/01/32	1,050	834,111
General Dynamics Corp.
4.250%, 04/01/40	3,952	3,394,174
General Motors Co.
5.000%, 04/01/35	1,750	1,454,909
Georgia Power Co.
2.650%, 09/15/29	2,000	1,658,693
Georgia-Pacific LLC
7.750%, 11/15/29	4,960	5,501,811
Ω 2.300%, 04/30/30	7,000	5,659,231
Gilead Sciences, Inc.
4.000%, 09/01/36	1,000	839,208
2.600%, 10/01/40	3,000	1,985,299
GlaxoSmithKline Capital, Inc.
# 3.875%, 05/15/28	2,600	2,441,173
5.375%, 04/15/34	2,000	1,992,463
6.375%, 05/15/38	3,000	3,215,235
Glencore Funding LLC
#Ω 2.850%, 04/27/31	5,600	4,334,993
Global Payments, Inc.
4.450%, 06/01/28	1,071	973,551
Goldman Sachs Group, Inc.
# 6.125%, 02/15/33	6,200	6,188,810
Halliburton Co.
6.700%, 09/15/38	5,400	5,420,915
7.450%, 09/15/39	1,000	1,067,179
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω 2.200%, 06/01/30	3,500	2,727,696
Healthcare Reality Holdings LP
2.000%, 03/15/31	800	576,181
Home Depot, Inc.
5.875%, 12/16/36	3,500	3,599,366
3.300%, 04/15/40	9,000	6,737,336
HP, Inc.
3.400%, 06/17/30	8,600	6,992,761
HSBC Holdings PLC
4.950%, 03/31/30	3,556	3,183,603
ING Groep NV
3.950%, 03/29/27	6,550	5,964,692
4.550%, 10/02/28	206	185,558
Intel Corp.
4.000%, 12/15/32	1,200	1,057,158

72

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
4.600%, 03/25/40	2,100	$1,768,924
Intercontinental Exchange, Inc.
2.650%, 09/15/40	7,000	4,592,070
International Business Machines Corp.
3.300%, 01/27/27	1,726	1,601,078
3.500%, 05/15/29	29	25,962
1.950%, 05/15/30	2,800	2,205,770
5.875%, 11/29/32	66	67,416
4.150%, 05/15/39	2,300	1,872,333
2.850%, 05/15/40	2,000	1,350,637
Interstate Power & Light Co.
2.300%, 06/01/30	2,228	1,775,263
Intesa Sanpaolo SpA
Ω 3.875%, 07/14/27	4,000	3,394,590
Ω 4.000%, 09/23/29	1,500	1,221,468
ITC Holdings Corp.
Ω 2.950%, 05/14/30	1,500	1,222,847
Jabil, Inc.
3.600%, 01/15/30	3,995	3,349,194
3.000%, 01/15/31	5,767	4,482,229
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
2.625%, 10/15/31	1,500	1,066,815
Johnson & Johnson
1.300%, 09/01/30	2,825	2,234,284
4.950%, 05/15/33	3,800	3,826,916
# 4.375%, 12/05/33	4,334	4,129,618
2.100%, 09/01/40	9,000	5,912,111
Juniper Networks, Inc.
3.750%, 08/15/29	7,000	6,002,240
Kellogg Co.
7.450%, 04/01/31	1,100	1,188,818
Kemper Corp.
# 2.400%, 09/30/30	5,500	4,142,684
3.800%, 02/23/32	3,100	2,523,852
KeyCorp
2.550%, 10/01/29	7,183	5,783,701
Kilroy Realty LP
2.500%, 11/15/32	3,000	2,082,195
Kinder Morgan Energy Partners LP
6.500%, 09/01/39	1,565	1,479,102
Kroger Co.
7.500%, 04/01/31	6,725	7,400,722
Lam Research Corp.
4.000%, 03/15/29	2,000	1,853,991
Lazard Group LLC
4.500%, 09/19/28	7,000	6,349,094
Lear Corp.
3.800%, 09/15/27	261	235,948
3.500%, 05/30/30	3,595	2,925,107
Leggett & Platt, Inc.
# 4.400%, 03/15/29	9,600	8,755,940

	Face Amount^	Value†
	(000)
Liberty Mutual Group, Inc.
Ω 4.569%, 02/01/29	3,530	$3,167,910
Lincoln National Corp.
3.050%, 01/15/30	11,900	9,783,908
3.400%, 01/15/31	60	49,473
3.400%, 03/01/32	2,000	1,622,370
Lloyds Banking Group PLC
# 4.375%, 03/22/28	4,000	3,558,194
Lockheed Martin Corp.
4.500%, 05/15/36	2,650	2,408,180
Loews Corp.
6.000%, 02/01/35	1,900	1,885,330
LSEGA Financing PLC
Ω 2.500%, 04/06/31	5,000	3,979,778
Ω 3.200%, 04/06/41	700	482,446
LYB International Finance III LLC
3.375%, 10/01/40	5,500	3,673,165
Markel Corp.
3.350%, 09/17/29	7,000	5,939,494
Mars, Inc.
Ω 3.600%, 04/01/34	9,159	7,684,972
Marsh & McLennan Cos., Inc.
4.375%, 03/15/29	1,762	1,664,094
2.250%, 11/15/30	8,300	6,503,162
2.375%, 12/15/31	65	50,372
5.875%, 08/01/33	2,500	2,489,182
Mercedes-Benz Finance North America LLC
8.500%, 01/18/31	9,188	10,712,763
Merck Sharp & Dohme Corp.
# 6.400%, 03/01/28	1,091	1,146,470
MetLife, Inc.
6.500%, 12/15/32	300	315,802
5.700%, 06/15/35	6,900	6,824,634
Micron Technology, Inc.
# 4.663%, 02/15/30	4,334	3,867,827
3.366%, 11/01/41	1,200	760,660
Microsoft Corp.
# 3.500%, 02/12/35	16,000	14,103,911
# 4.200%, 11/03/35	5,750	5,351,573
Mitsubishi UFJ Financial Group, Inc.
3.195%, 07/18/29	1,002	839,614
2.048%, 07/17/30	8,750	6,525,850
3.751%, 07/18/39	3,200	2,393,725
Mizuho Financial Group, Inc.
# 2.839%, 09/13/26	2,000	1,778,109
Morgan Stanley
7.250%, 04/01/32	4,234	4,547,302
Morgan Stanley Domestic Holdings, Inc.
4.500%, 06/20/28	2,500	2,333,879
Mosaic Co.
4.050%, 11/15/27	4,000	3,701,631

73

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
Motorola Solutions, Inc.
4.600%, 05/23/29	9,894	$9,095,531
MPLX LP
4.125%, 03/01/27	1,600	1,483,367
4.500%, 04/15/38	1,800	1,434,970
National Securities Clearing Corp.
#Ω 0.750%, 12/07/25	2,000	1,751,130
Nestle Holdings, Inc.
Ω 1.250%, 09/15/30	11,000	8,366,091
NetApp, Inc.
2.700%, 06/22/30	7,600	6,100,968
Nomura Holdings, Inc.
3.103%, 01/16/30	7,625	6,009,236
2.679%, 07/16/30	2,000	1,504,909
Northern Trust Corp.
1.950%, 05/01/30	9,100	7,121,544
Northrop Grumman Corp.
5.150%, 05/01/40	502	462,043
Nucor Corp.
3.950%, 05/01/28	6,000	5,515,705
2.700%, 06/01/30	3,700	3,016,430
3.125%, 04/01/32	2,080	1,685,591
NVIDIA Corp.
3.500%, 04/01/40	1,600	1,215,091
Oracle Corp.
3.250%, 11/15/27	3,799	3,371,523
3.250%, 05/15/30	7,966	6,596,598
ORIX Corp.
# 2.250%, 03/09/31	1,500	1,129,977
Owens Corning
3.875%, 06/01/30	5,300	4,586,474
Paramount Global
4.200%, 05/19/32	4,400	3,522,839
PerkinElmer, Inc.
3.300%, 09/15/29	1,900	1,596,234
Pfizer, Inc.
3.900%, 03/15/39	2,000	1,690,961
Philip Morris International, Inc.
# 3.375%, 08/15/29	6,600	5,645,495
2.100%, 05/01/30	4,600	3,506,338
Phillips 66
2.150%, 12/15/30	3,000	2,325,374
PNC Financial Services Group, Inc.
3.450%, 04/23/29	1,000	877,237
PPG Industries, Inc.
2.800%, 08/15/29	5,500	4,635,656
2.550%, 06/15/30	4,000	3,252,100
Primerica, Inc.
2.800%, 11/19/31	5,950	4,653,093
Procter & Gamble Co.
1.200%, 10/29/30	1,250	953,862
Progress Energy, Inc.
6.000%, 12/01/39	5,010	4,742,250

	Face Amount^	Value†
	(000)
Progressive Corp.
3.000%, 03/15/32	200	$165,145
6.250%, 12/01/32	900	939,157
Prudential Financial, Inc.
# 3.878%, 03/27/28	2,856	2,677,233
# 5.750%, 07/15/33	3,625	3,595,174
3.000%, 03/10/40	1,000	686,174
Prudential PLC
3.125%, 04/14/30	4,000	3,280,154
3.625%, 03/24/32	2,750	2,254,935
PulteGroup, Inc.
6.375%, 05/15/33	1,100	1,022,804
QUALCOMM, Inc.
# 2.150%, 05/20/30	7,917	6,488,076
4.650%, 05/20/35	800	737,415
Ralph Lauren Corp.
2.950%, 06/15/30	1,000	838,031
Rayonier LP
2.750%, 05/17/31	3,500	2,697,234
Raytheon Technologies Corp.
4.450%, 11/16/38	1,000	856,326
4.875%, 10/15/40	2,000	1,762,981
Realty Income Corp.
2.850%, 12/15/32	3,000	2,347,543
1.800%, 03/15/33	5,000	3,421,533
Reinsurance Group of America, Inc.
3.950%, 09/15/26	2,357	2,234,413
3.150%, 06/15/30	1,600	1,311,058
Republic Services, Inc.
6.200%, 03/01/40	230	233,193
Rio Tinto Finance USA Ltd.
7.125%, 07/15/28	2,120	2,279,040
Royal Bank of Canada
3.875%, 05/04/32	2,000	1,727,956
Royalty Pharma PLC
2.200%, 09/02/30	3,600	2,729,121
3.300%, 09/02/40	4,450	2,958,486
Schlumberger Holdings Corp.
Ω 4.300%, 05/01/29	1,000	912,007
Schlumberger Investment SA
2.650%, 06/26/30	550	459,503
Sempra Energy
3.800%, 02/01/38	1,800	1,364,485
Shell International Finance BV
2.875%, 05/10/26	8,000	7,446,799
2.375%, 11/07/29	2,000	1,686,226
Siemens Financieringsmaatschappij NV
Ω 6.125%, 08/17/26	80	81,610
Simon Property Group LP
2.650%, 07/15/30	4,000	3,163,599
2.250%, 01/15/32	4,100	2,989,386

74

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
Societe Generale SA
#Ω 3.000%, 01/22/30	5,400	$4,112,109
Southwest Gas Corp.
2.200%, 06/15/30	5,700	4,257,543
Steel Dynamics, Inc.
3.250%, 01/15/31	7,226	5,870,048
STORE Capital Corp.
2.750%, 11/18/30	4,000	3,122,585
Sumitomo Mitsui Financial Group, Inc.
3.544%, 01/17/28	3,500	3,134,052
3.040%, 07/16/29	3,000	2,476,726
2.222%, 09/17/31	6,227	4,558,591
Suncor Energy, Inc.
5.950%, 12/01/34	7,000	6,658,549
6.500%, 06/15/38	1,000	982,762
Svenska Handelsbanken AB
Ω 3.950%, 06/10/27	1,000	933,558
Tapestry, Inc.
3.050%, 03/15/32	1,762	1,296,370
Telefonica Europe BV
8.250%, 09/15/30	9,275	10,045,030
Textron, Inc.
2.450%, 03/15/31	6,750	5,173,390
TotalEnergies Capital International SA
2.829%, 01/10/30	9,400	8,068,073
TotalEnergies Capital SA
3.883%, 10/11/28	4,928	4,595,492
Toyota Motor Credit Corp.
3.050%, 01/11/28	7,000	6,323,922
TransCanada PipeLines Ltd.
4.625%, 03/01/34	9,145	7,986,819
Travelers Cos., Inc.
6.250%, 06/15/37	670	696,124
Union Pacific Corp.
2.891%, 04/06/36	8,530	6,446,239
3.200%, 05/20/41	1,600	1,172,235
3.375%, 02/14/42	250	186,729
United Parcel Service, Inc.
6.200%, 01/15/38	2,000	2,117,568
5.200%, 04/01/40	5,260	5,039,481
UnitedHealth Group, Inc.
3.875%, 12/15/28	3,000	2,789,824
4.625%, 07/15/35	6,050	5,555,727
2.750%, 05/15/40	1,600	1,097,042
Unum Group
3.875%, 11/05/25	6,000	5,719,435
4.000%, 06/15/29	3,275	2,860,766
Valero Energy Corp.
7.500%, 04/15/32	4,400	4,766,120
6.625%, 06/15/37	2,300	2,303,583
Ventas Realty LP
3.000%, 01/15/30	3,800	3,097,292
Verizon Communications, Inc.
4.500%, 08/10/33	100	89,093

	Face Amount^	Value†
	(000)
VF Corp.
2.950%, 04/23/30	7,345	$5,925,432
Viatris, Inc.
3.850%, 06/22/40	5,350	3,333,983
Virginia Electric & Power Co.
8.875%, 11/15/38	670	834,564
Vodafone Group PLC
7.875%, 02/15/30	7,625	8,276,717
Vornado Realty LP
3.400%, 06/01/31	5,250	3,895,822
Walgreens Boots Alliance, Inc.
# 3.200%, 04/15/30	2,704	2,265,075
Walt Disney Co.
2.650%, 01/13/31	5,535	4,585,271
6.200%, 12/15/34	6,200	6,468,910
Wells Fargo & Co.
# 4.150%, 01/24/29	7,042	6,409,093
Welltower, Inc.
3.100%, 01/15/30	1,600	1,306,206
2.750%, 01/15/31	8,100	6,264,492
Westlake Corp.
3.375%, 06/15/30	1,416	1,181,406
2.875%, 08/15/41	800	494,897
Westpac Banking Corp.
# 2.700%, 08/19/26	4,345	3,965,359
2.150%, 06/03/31	19,052	15,089,121
WestRock MWV LLC
8.200%, 01/15/30	3,885	4,268,326
7.950%, 02/15/31	3,112	3,386,774
Whirlpool Corp.
# 4.750%, 02/26/29	925	860,189
Williams Cos., Inc.
8.750%, 03/15/32	5,000	5,748,484
6.300%, 04/15/40	1,000	963,471
Wisconsin Power & Light Co.
1.950%, 09/16/31	3,250	2,475,023
WP Carey, Inc.
2.450%, 02/01/32	1,900	1,394,459
WRKCo, Inc.
4.200%, 06/01/32	1,600	1,377,813

TOTAL BONDS		1,161,213,950

U.S. TREASURY OBLIGATIONS — (3.9%)
U.S. Treasury Notes
0.375%, 04/30/25	7,000	6,338,281
0.250%, 05/31/25	11,750	10,552,969
0.250%, 06/30/25	12,000	10,764,375
0.250%, 07/31/25	9,750	8,706,445

75

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
0.250%, 08/31/25	15,000	$13,342,383

TOTAL U.S. TREASURY OBLIGATIONS		49,704,453

TOTAL INVESTMENT SECURITIES (Cost $1,502,465,926)		1,216,044,676

	Shares	Value†
SECURITIES LENDING COLLATERAL — (3.6%)
@§ The DFA Short Term Investment Fund	3,890,722	$44,980,640

TOTAL INVESTMENTS — (100.0%) (Cost $1,547,464,150)		$1,261,025,316

As of October 31, 2022, DFA Intermediate-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	1,315	EUR	1,313	Citibank, N.A.	01/20/23	$8

Total Appreciation						$8
USD	126,842	EUR	128,861	Citibank, N.A.	01/20/23	$(1,355)

Total (Depreciation)						$(1,355)

Total Appreciation (Depreciation)						$(1,347)

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$5,126,273	—	$5,126,273
Bonds	—	1,161,213,950	—	1,161,213,950
U.S. Treasury Obligations	—	49,704,453	—	49,704,453
Securities Lending Collateral	—	44,980,640	—	44,980,640
Forward Currency Contracts**	—	(1,347)	—	(1,347)

TOTAL	—	$1,261,023,969	—	$1,261,023,969

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

76

DFA TARGETED CREDIT PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Face Amount^	Value†
		(000)
BONDS — (91.4%)
AUSTRALIA — (2.2%)
ANZ New Zealand International Ltd.
Ω 1.250%, 06/22/26		3,583	$3,083,172
APA Infrastructure Ltd.
4.250%, 11/26/24	GBP	2,000	2,216,245
4.200%, 03/23/25		2,000	1,907,086
Ω 4.200%, 03/23/25		1,200	1,144,252
Bank of New Zealand
Ω 1.000%, 03/03/26		300	259,580
FMG Resources August 2006 Pty Ltd.
Ω 5.125%, 05/15/24		1,500	1,462,929
Glencore Finance Europe Ltd.
0.625%, 09/11/24	EUR	397	367,011
Glencore Funding LLC
Ω 4.625%, 04/29/24		3,400	3,342,034
Ω 1.625%, 09/01/25		1,175	1,045,403
Ω 1.625%, 04/27/26		700	601,243
Telstra Corp. Ltd.
Ω 3.125%, 04/07/25		2,953	2,817,836

TOTAL AUSTRALIA			18,246,791

BELGIUM — (0.2%)
Belfius Bank SA
0.375%, 09/02/25	EUR	1,800	1,609,414

CANADA — (5.0%)
Bank of Montreal
1.250%, 09/15/26		5,000	4,246,946
Bank of Nova Scotia
1.050%, 03/02/26		5,900	5,110,409
Brookfield Asset Management, Inc.
4.000%, 01/15/25		2,100	2,035,892
Canadian Imperial Bank of Commerce
# 1.250%, 06/22/26		7,631	6,522,988
Canadian National Railway Co.
2.750%, 03/01/26		2,000	1,852,337
Canadian Natural Resources Ltd.
2.950%, 01/15/23		1,000	996,061
3.900%, 02/01/25		1,200	1,157,188
2.050%, 07/15/25		250	228,366
Enbridge Pipelines, Inc.
3.000%, 08/10/26	CAD	3,000	2,040,841
Enbridge, Inc.
3.190%, 12/05/22	CAD	1,000	733,006
2.500%, 01/15/25		2,200	2,061,578

		Face Amount^	Value†
		(000)
CANADA — (Continued)
Royal Bank of Canada
0.875%, 01/20/26		8,000	$6,907,524
Spectra Energy Partners LP
4.750%, 03/15/24		500	495,360
Toronto-Dominion Bank
1.200%, 06/03/26		7,500	6,462,330

TOTAL CANADA			40,850,826

DENMARK — (1.2%)
AP Moller—Maersk AS
1.750%, 03/16/26	EUR	4,000	3,717,084
Danske Bank AS
Ω 5.375%, 01/12/24		2,000	1,970,953
Nykredit Realkredit AS
0.250%, 01/13/26	EUR	5,000	4,325,549

TOTAL DENMARK			10,013,586

FRANCE — (1.7%)
BNP Paribas SA
Ω 3.375%, 01/09/25		2,000	1,890,650
1.250%, 03/19/25	EUR	2,000	1,867,930
BPCE SA
Ω 2.375%, 01/14/25		2,300	2,110,076
Ω 1.000%, 01/20/26		3,000	2,575,045
Societe Generale SA
Ω 2.625%, 10/16/24		800	746,172
Ω 1.375%, 07/08/25		3,600	3,201,608
Ω 4.000%, 01/12/27		2,000	1,783,256

TOTAL FRANCE			14,174,737

GERMANY — (5.5%)
Bayer U.S. Finance II LLC
Ω 4.250%, 12/15/25		2,800	2,677,120
Bayer U.S. Finance LLC
Ω 3.375%, 10/08/24		1,000	961,383
BMW U.S. Capital LLC
Ω 2.800%, 04/11/26		4,500	4,123,965
Commerzbank AG
1.750%, 01/22/25	GBP	600	618,406
1.125%, 06/22/26	EUR	1,000	859,432
Daimler Finance North America LLC
3.350%, 02/22/23		333	331,389
Daimler Trucks Finance North America LLC
Ω 3.500%, 04/07/25		4,490	4,248,932
Deutsche Bank AG
# 3.700%, 05/30/24		1,800	1,738,602
2.625%, 12/16/24	GBP	1,000	1,050,019
4.100%, 01/13/26		1,000	926,132
1.686%, 03/19/26		2,200	1,887,513

77

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
GERMANY — (Continued)
Deutsche Telekom International Finance BV
#Ω 3.600%, 01/19/27		2,500	$2,314,887
Fresenius Medical Care U.S. Finance III, Inc.
Ω 1.875%, 12/01/26		3,280	2,692,010
Fresenius SE & Co. KGaA
1.875%, 05/24/25	EUR	2,707	2,545,836
Mercedes-Benz Finance North America LLC
Ω 3.300%, 05/19/25		300	283,768
Ω 1.450%, 03/02/26		6,000	5,256,054
Siemens Financieringsmaatschappij NV
1.200%, 03/11/26		7,500	6,541,051
Ω 1.200%, 03/11/26		1,500	1,308,210
Volkswagen Financial Services NV
4.250%, 10/09/25	GBP	4,000	4,380,499
ZF North America Capital, Inc.
Ω 4.750%, 04/29/25		500	467,439

TOTAL GERMANY			45,212,647

IRELAND — (0.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.500%, 07/15/25		5,450	5,364,903
1.750%, 01/30/26		500	425,768

TOTAL IRELAND			5,790,671

ITALY — (1.3%)
Intesa Sanpaolo SpA
Ω 3.250%, 09/23/24		800	746,769
Republic of Italy Government International Bond
6.875%, 09/27/23		750	755,543
2.375%, 10/17/24		1,661	1,548,055
1.250%, 02/17/26		3,500	2,979,865
Snam SpA
0.000%, 08/15/25	EUR	5,000	4,426,301

TOTAL ITALY			10,456,533

JAPAN — (5.6%)
7-Eleven, Inc.
Ω 0.950%, 02/10/26		8,176	7,031,773
Aircastle Ltd.
4.125%, 05/01/24		2,000	1,906,012
Ω 5.250%, 08/11/25		50	46,770
4.250%, 06/15/26		3,500	3,089,088

		Face Amount^	Value†
		(000)
JAPAN — (Continued)
Mitsubishi UFJ Financial Group, Inc.
3.850%, 03/01/26		4,000	$3,764,404
2.757%, 09/13/26		1,000	891,540
Mizuho Financial Group, Inc.
# 3.477%, 04/12/26		3,300	3,033,311
Nissan Motor Acceptance Co. LLC
#Ω 3.450%, 03/15/23		1,000	992,358
Ω 1.125%, 09/16/24		500	446,431
Ω 2.000%, 03/09/26		1,500	1,222,278
Nissan Motor Co. Ltd.
#Ω 3.522%, 09/17/25		3,000	2,661,107
Nomura Holdings, Inc.
2.648%, 01/16/25		5,500	5,148,221
1.653%, 07/14/26		700	594,690
NTT Finance Corp.
Ω 1.162%, 04/03/26		2,886	2,500,961
1.162%, 04/03/26		1,600	1,386,534
Sumitomo Mitsui Financial Group, Inc.
2.348%, 01/15/25		270	251,336
0.948%, 01/12/26		5,200	4,468,983
2.632%, 07/14/26		1,500	1,343,764
Sumitomo Mitsui Trust Bank Ltd.
1.550%, 03/25/26		800	701,263
Toyota Motor Corp.
1.339%, 03/25/26		5,163	4,556,896

TOTAL JAPAN			46,037,720

LUXEMBOURG — (0.1%)
ArcelorMittal SA
# 6.125%, 06/01/25		500	497,742

NETHERLANDS — (1.3%)
Cooperatieve Rabobank UA
Ω 2.625%, 07/22/24		1,450	1,381,087
ING Groep NV
Ω 4.625%, 01/06/26		6,100	5,803,951
LeasePlan Corp. NV
Ω 2.875%, 10/24/24		3,000	2,787,347
0.250%, 02/23/26	EUR	1,043	883,138

TOTAL NETHERLANDS			10,855,523

NORWAY — (0.6%)
Aker BP ASA
Ω 2.875%, 01/15/26		5,400	4,885,166

PORTUGAL — (0.3%)
EDP—Energias de Portugal SA
2.875%, 06/01/26	EUR	3,000	2,877,882

78

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
SPAIN — (1.2%)
Banco Santander SA
1.849%, 03/25/26		2,000	$1,706,781
CaixaBank SA
1.000%, 06/25/24	EUR	300	283,462
1.375%, 06/19/26	EUR	1,800	1,582,966
Naturgy Finance BV
0.875%, 05/15/25	EUR	1,500	1,372,827
Santander Holdings USA, Inc.
3.244%, 10/05/26		3,000	2,657,206
Santander UK Group Holdings PLC
3.625%, 01/14/26	GBP	1,000	1,053,198
Telefonica Emisiones SA
3.987%, 01/23/23	EUR	300	297,708
5.375%, 02/02/26	GBP	1,000	1,123,893

TOTAL SPAIN			10,078,041

SWITZERLAND — (1.3%)
Credit Suisse Group AG
3.750%, 03/26/25		2,550	2,284,863
4.550%, 04/17/26		3,500	3,070,148
UBS Group AG
Ω 4.125%, 09/24/25		3,000	2,840,317
4.125%, 09/24/25		2,000	1,893,545
# 4.125%, 04/15/26		1,000	932,304

TOTAL SWITZERLAND			11,021,177

UNITED KINGDOM — (6.4%)
AstraZeneca PLC
0.700%, 04/08/26		5,820	5,017,723
Barclays PLC
3.650%, 03/16/25		1,650	1,532,776
4.375%, 01/12/26		2,160	2,005,254
3.000%, 05/08/26	GBP	2,000	2,045,535
BAT Capital Corp.
3.222%, 08/15/24		200	191,152
3.215%, 09/06/26		1,500	1,333,074
BAT International Finance PLC
2.375%, 01/19/23	EUR	500	493,731
1.668%, 03/25/26		3,000	2,576,550
BP Capital Markets America, Inc.
3.119%, 05/04/26		1,500	1,398,571
British Telecommunications PLC
0.500%, 09/12/25	EUR	1,000	900,367
CK Hutchison Group Telecom Finance SA
0.750%, 04/17/26	EUR	2,000	1,761,599
CK Hutchison International 16 Ltd.
2.750%, 10/03/26		1,200	1,103,456

		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
CNH Industrial Capital LLC
1.950%, 07/02/23		800	$781,216
4.200%, 01/15/24		1,567	1,540,169
3.950%, 05/23/25		1,700	1,627,981
HSBC Holdings PLC
4.300%, 03/08/26		3,000	2,823,099
LSEGA Financing PLC
Ω 1.375%, 04/06/26		5,700	4,951,603
National Grid North America, Inc.
0.410%, 01/20/26	EUR	2,750	2,433,090
National Grid PLC
2.179%, 06/30/26	EUR	1,700	1,578,924
Nationwide Building Society
Ω 3.900%, 07/21/25		1,800	1,702,195
Ω 1.000%, 08/28/25		2,600	2,261,542
Ω 1.500%, 10/13/26		1,500	1,257,387
NatWest Group PLC
4.800%, 04/05/26		5,800	5,466,082
Reynolds American, Inc.
4.450%, 06/12/25		1,500	1,447,715
Standard Chartered PLC
#Ω 3.200%, 04/17/25		2,000	1,867,916
#Ω 4.050%, 04/12/26		2,400	2,234,400

TOTAL UNITED KINGDOM			52,333,107

UNITED STATES — (56.8%)
AbbVie, Inc.
3.600%, 05/14/25		500	479,790
3.200%, 05/14/26		1,200	1,117,986
AES Corp.
Ω 3.300%, 07/15/25		1,500	1,381,841
Aetna, Inc.
3.500%, 11/15/24		412	397,921
Altria Group, Inc.
2.350%, 05/06/25		571	526,860
Amcor Finance USA, Inc.
3.625%, 04/28/26		2,835	2,615,958
Amcor Flexibles North America, Inc.
4.000%, 05/17/25		650	625,154
American Electric Power Co., Inc.
1.000%, 11/01/25		678	595,364
American Medical Systems Europe BV
0.750%, 03/08/25	EUR	1,000	929,251
American Tower Corp.
3.375%, 05/15/24		900	872,127
# 4.400%, 02/15/26		1,300	1,239,044
1.600%, 04/15/26		4,500	3,885,335
Ameriprise Financial, Inc.
2.875%, 09/15/26		2,500	2,294,530
Archer-Daniels-Midland Co.
# 2.500%, 08/11/26		476	435,231

79

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Ares Capital Corp.
4.200%, 06/10/24		3,000	$2,886,089
3.250%, 07/15/25		2,500	2,255,406
3.875%, 01/15/26		1,000	896,541
Arrow Electronics, Inc.
3.250%, 09/08/24		1,400	1,335,770
AT&T, Inc.
4.000%, 11/25/25	CAD	2,000	1,416,802
AvalonBay Communities, Inc.
2.950%, 05/11/26		4,000	3,648,879
Avient Corp.
5.250%, 03/15/23		1,400	1,396,442
Ball Corp.
# 4.875%, 03/15/26		1,000	959,530
Bank of America Corp.
3.500%, 04/19/26		4,690	4,379,072
Becton Dickinson and Co.
0.034%, 08/13/25	EUR	4,250	3,818,293
Boardwalk Pipelines LP
4.950%, 12/15/24		3,937	3,892,880
5.950%, 06/01/26		1,926	1,928,967
Boeing Co.
2.600%, 10/30/25		1,827	1,668,233
Boeing Co.
3.100%, 05/01/26		4,100	3,702,166
2.250%, 06/15/26		153	133,894
Booking Holdings, Inc.
3.600%, 06/01/26		2,000	1,888,396
Brixmor Operating Partnership LP
3.650%, 06/15/24		1,000	964,895
3.850%, 02/01/25		800	764,368
Brown & Brown, Inc.
# 4.200%, 09/15/24		1,840	1,791,203
Campbell Soup Co.
3.950%, 03/15/25		1,000	969,582
3.300%, 03/19/25		1,223	1,163,168
Capital One Financial Corp.
3.200%, 02/05/25		1,000	945,387
Cargill, Inc.
Ω 0.750%, 02/02/26		6,390	5,536,676
Carrier Global Corp.
2.242%, 02/15/25		79	73,518
Celanese U.S. Holdings LLC
1.400%, 08/05/26		6,800	5,482,322
CenterPoint Energy, Inc.
1.450%, 06/01/26		500	434,707
Charles Schwab Corp.
0.900%, 03/11/26		3,375	2,918,200
1.150%, 05/13/26		3,000	2,597,944
Cigna Corp.
1.250%, 03/15/26		7,000	6,109,940
Citigroup, Inc.
3.700%, 01/12/26		1,700	1,598,166
3.400%, 05/01/26		6,000	5,557,954
CNO Financial Group, Inc.
5.250%, 05/30/25		5,500	5,397,232

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Comcast Corp.
3.150%, 03/01/26		900	$845,372
Conagra Brands, Inc.
4.300%, 05/01/24		704	692,918
Constellation Energy Generation LLC
3.250%, 06/01/25		3,500	3,318,563
Corporate Office Properties LP
2.250%, 03/15/26		1,200	1,039,881
Cox Communications, Inc.
Ω 3.850%, 02/01/25		380	365,190
Crown Castle, Inc.
1.050%, 07/15/26		6,000	5,049,602
DCP Midstream Operating LP
5.375%, 07/15/25		2,000	1,955,750
Digital Stout Holding LLC
4.250%, 01/17/25	GBP	2,000	2,193,442
Discover Bank
3.450%, 07/27/26		2,000	1,790,822
Discover Financial Services
3.750%, 03/04/25		1,200	1,133,841
# 4.500%, 01/30/26		2,500	2,343,680
Discovery Communications LLC
4.900%, 03/11/26		4,186	3,972,317
Dominion Energy, Inc.
3.300%, 03/15/25		600	573,921
1.450%, 04/15/26		3,000	2,619,566
DPL, Inc.
# 4.125%, 07/01/25		2,000	1,888,040
DTE Energy Co.
1.050%, 06/01/25		2,300	2,053,500
DXC Technology Co.
1.750%, 01/15/26	EUR	2,000	1,825,613
1.800%, 09/15/26		3,000	2,576,758
Eastman Chemical Co.
3.800%, 03/15/25		1,000	957,459
eBay, Inc.
# 2.750%, 01/30/23		816	811,589
# 1.400%, 05/10/26		5,335	4,642,452
Edison International
4.950%, 04/15/25		5,500	5,408,984
Elevance Health, Inc.
1.500%, 03/15/26		6,201	5,476,237
Energy Transfer LP
3.450%, 01/15/23		500	498,410
4.050%, 03/15/25		1,500	1,436,038
4.750%, 01/15/26		4,166	3,992,069
EPR Properties
# 4.750%, 12/15/26		2,000	1,722,318
Equinix, Inc.
# 1.450%, 05/15/26		6,500	5,586,907
ERAC USA Finance LLC
Ω 3.850%, 11/15/24		4,394	4,235,893

80

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Expedia Group, Inc.
5.000%, 02/15/26		2,900	$2,802,349
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25		4,900	4,789,805
Fidelity National Information Services, Inc.
0.625%, 12/03/25	EUR	1,000	899,776
1.150%, 03/01/26		6,100	5,253,441
Fiserv, Inc.
3.200%, 07/01/26		6,500	5,963,739
Flex Ltd.
4.750%, 06/15/25		650	630,609
3.750%, 02/01/26		5,000	4,628,450
Ford Motor Credit Co. LLC
4.134%, 08/04/25		2,000	1,859,600
Freeport-McMoRan, Inc.
4.550%, 11/14/24		2,000	1,960,723
General Motors Co.
6.125%, 10/01/25		1,300	1,294,536
General Motors Financial Co., Inc.
2.750%, 06/20/25		3,500	3,220,345
1.250%, 01/08/26		300	255,920
5.250%, 03/01/26		1,473	1,427,342
Gilead Sciences, Inc.
3.650%, 03/01/26		3,986	3,774,016
Global Payments, Inc.
1.200%, 03/01/26		1,600	1,365,071
# 4.800%, 04/01/26		4,250	4,081,113
GLP Capital LP/GLP Financing II, Inc.
3.350%, 09/01/24		3,125	2,927,401
Goldman Sachs Group, Inc.
3.750%, 05/22/25		2,000	1,904,482
4.250%, 01/29/26	GBP	700	766,563
3.750%, 02/25/26		3,500	3,288,535
Graphic Packaging International LLC
4.125%, 08/15/24		824	802,873
Hanesbrands, Inc.
Ω 4.875%, 05/15/26		2,500	2,293,750
Harley-Davidson Financial Services, Inc.
0.900%, 11/19/24	EUR	1,000	938,798
HCA, Inc.
5.375%, 02/01/25		3,250	3,208,969
Healthcare Realty Holdings LP
# 3.500%, 08/01/26		5,000	4,580,866
Hewlett Packard Enterprise Co.
# 4.450%, 10/02/23		2,302	2,283,664
1.750%, 04/01/26		2,000	1,770,172
Howmet Aerospace, Inc.
# 6.875%, 05/01/25		112	114,488

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
HP, Inc.
2.200%, 06/17/25		2,000	$1,838,687
1.450%, 06/17/26		2,242	1,915,180
Humana, Inc.
3.850%, 10/01/24		3,000	2,924,190
Huntington Bancshares, Inc.
# 2.625%, 08/06/24		700	665,734
Hyatt Hotels Corp.
4.850%, 03/15/26		1,796	1,720,246
Intercontinental Exchange, Inc.
3.750%, 12/01/25		4,000	3,842,240
Interpublic Group of Cos., Inc.
4.200%, 04/15/24		500	489,761
Jabil, Inc.
1.700%, 04/15/26		6,825	5,917,719
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27		4,000	3,754,344
JPMorgan Chase & Co.
3.300%, 04/01/26		2,262	2,110,845
3.200%, 06/15/26		2,500	2,314,387
Kellogg Co.
1.250%, 03/10/25	EUR	3,000	2,834,858
Laboratory Corp. of America Holdings
1.550%, 06/01/26		2,502	2,172,142
Las Vegas Sands Corp.
2.900%, 06/25/25		3,000	2,716,980
Lazard Group LLC
3.750%, 02/13/25		1,000	961,856
Lennar Corp.
4.750%, 05/30/25		1,200	1,166,654
Lincoln National Corp.
3.350%, 03/09/25		1,000	956,622
LYB International Finance III LLC
# 1.250%, 10/01/25		566	495,664
Marathon Petroleum Corp.
3.625%, 09/15/24		100	96,604
4.700%, 05/01/25		1,900	1,859,445
5.125%, 12/15/26		250	245,552
Marriott International, Inc.
3.750%, 03/15/25		5,000	4,792,524
McKesson Corp.
# 0.900%, 12/03/25		2,600	2,270,286
Micron Technology, Inc.
# 4.975%, 02/06/26		1,500	1,458,245
Molson Coors Beverage Co.
3.000%, 07/15/26		5,500	5,010,248
Morgan Stanley
3.875%, 01/27/26		6,000	5,676,963
MPLX LP
1.750%, 03/01/26		3,200	2,789,900

81

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
NetApp, Inc.
1.875%, 06/22/25		100	$90,399
Netflix, Inc.
5.875%, 02/15/25		3,000	3,015,000
Newell Brands, Inc.
4.875%, 06/01/25		2,000	1,930,920
NextEra Energy Operating Partners LP
Ω 3.875%, 10/15/26		1,000	926,950
Nucor Corp.
2.000%, 06/01/25		2,000	1,838,869
Nuveen Finance LLC
Ω 4.125%, 11/01/24		2,500	2,421,231
Omnicom Group, Inc./Omnicom Capital, Inc.
3.650%, 11/01/24		500	482,402
OneMain Finance Corp.
6.875%, 03/15/25		3,585	3,477,450
Oracle Corp.
# 2.950%, 05/15/25		5,000	4,700,772
1.650%, 03/25/26		2,700	2,370,210
Paramount Global
# 4.750%, 05/15/25		2,162	2,111,363
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω 4.450%, 01/29/26		572	543,404
Ω 1.700%, 06/15/26		5,150	4,404,321
PerkinElmer, Inc.
1.875%, 07/19/26	EUR	2,000	1,831,049
Perrigo Finance Unlimited Co.
3.900%, 12/15/24		4,500	4,286,745
Philip Morris International, Inc.
2.750%, 02/25/26		2,000	1,833,349
# 0.875%, 05/01/26		3,000	2,561,557
Phillips 66
1.300%, 02/15/26		1,500	1,309,738
Phillips 66 Co.
Ω 2.450%, 12/15/24		130	121,503
Plains All American Pipeline LP/PAA Finance Corp.
# 3.600%, 11/01/24		1,500	1,436,754
PNC Financial Services Group, Inc.
1.150%, 08/13/26		372	319,148
PPG Industries, Inc.
1.200%, 03/15/26		6,000	5,197,238
Public Storage
0.875%, 02/15/26		6,500	5,621,701
PulteGroup, Inc.
5.500%, 03/01/26		3,186	3,126,144
# 5.000%, 01/15/27		2,000	1,920,790
Qwest Corp.
7.250%, 09/15/25		2,000	2,019,720

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Radian Group, Inc.
4.500%, 10/01/24		3,500	$3,313,173
Realty Income Corp.
0.750%, 03/15/26		2,000	1,704,261
Roper Technologies, Inc.
1.000%, 09/15/25		1,500	1,327,038
3.800%, 12/15/26		479	448,176
Ross Stores, Inc.
0.875%, 04/15/26		2,024	1,740,796
Royalty Pharma PLC
1.200%, 09/02/25		3,986	3,515,815
Ryder System, Inc.
4.625%, 06/01/25		500	485,275
Seagate HDD Cayman
4.750%, 01/01/25		1,500	1,447,545
Sealed Air Corp.
Ω 5.500%, 09/15/25		2,500	2,450,000
Sempra Energy
3.300%, 04/01/25		1,477	1,398,451
Sensata Technologies BV
Ω 5.625%, 11/01/24		2,000	1,984,358
Simon Property Group LP
3.500%, 09/01/25		2,000	1,899,428
SLM Corp.
3.125%, 11/02/26		3,000	2,631,210
Southwest Airlines Co.
5.250%, 05/04/25		3,500	3,480,845
Southwestern Electric Power Co.
1.650%, 03/15/26		4,600	4,042,715
Steel Dynamics, Inc.
2.400%, 06/15/25		100	92,435
Stryker Corp.
3.500%, 03/15/26		3,000	2,839,084
Sysco Corp.
1.250%, 06/23/23	EUR	225	219,798
3.300%, 07/15/26		4,191	3,873,292
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, 06/15/24		250	245,697
Trinity Industries, Inc.
4.550%, 10/01/24		1,000	948,180
Truist Financial Corp.
3.700%, 06/05/25		1,500	1,438,120
UnitedHealth Group, Inc.
# 3.100%, 03/15/26		500	470,491
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		6,000	5,464,543
Ventas Realty LP
# 3.500%, 04/15/24		1,000	969,964
2.650%, 01/15/25		500	467,316
4.125%, 01/15/26		2,500	2,356,804
Verizon Communications, Inc.
1.450%, 03/20/26		5,200	4,578,687

82

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
VMware, Inc.
1.400%, 08/15/26		7,107	$6,063,043
Vontier Corp.
1.800%, 04/01/26		3,500	2,899,575
Vornado Realty LP
2.150%, 06/01/26		6,100	5,035,649
Walgreens Boots Alliance, Inc.
3.600%, 11/20/25	GBP	1,000	1,082,170
3.450%, 06/01/26		5,000	4,681,000
Walt Disney Co.
# 1.750%, 01/13/26		7,000	6,332,043
Waste Management, Inc.
0.750%, 11/15/25		2,000	1,765,406
Wells Fargo & Co.
3.550%, 09/29/25		1,000	947,028
3.000%, 04/22/26		2,000	1,830,287
2.975%, 05/19/26	CAD	2,500	1,691,856
3.000%, 10/23/26		1,000	904,922
Western Digital Corp.
4.750%, 02/15/26		3,000	2,771,640
Western Union Co.
1.350%, 03/15/26		6,000	5,136,592
Williams Cos., Inc.
4.300%, 03/04/24		1,000	984,667
Williams Cos., Inc.
3.900%, 01/15/25		1,596	1,540,181
WRKCo, Inc.
# 4.650%, 03/15/26		5,500	5,325,046

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Xerox Holdings Corp.
Ω 5.000%, 08/15/25	3,500	$3,159,905

TOTAL UNITED STATES		466,884,652

TOTAL BONDS		751,826,215

U.S. TREASURY OBLIGATIONS — (5.3%)
U.S. Treasury Notes
0.125%, 12/15/23	7,000	6,658,477
0.875%, 01/31/24	7,000	6,678,711
0.250%, 05/15/24	32,500	30,395,117

TOTAL U.S. TREASURY OBLIGATIONS		43,732,305

TOTAL INVESTMENT SECURITIES (Cost $887,312,500)		795,558,520

	Shares
SECURITIES LENDING COLLATERAL — (3.3%)
@§ The DFA Short Term Investment Fund	2,316,550	26,781,638

TOTAL INVESTMENTS — (100.0%) (Cost $914,102,205)		$822,340,158

As of October 31, 2022, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	137,993	USD	149,280	Bank of New York Mellon	11/04/22	$8,978
USD	1,367,063	GBP	1,182,008	Citibank, N.A.	11/04/22	11,466
GBP	80,269	USD	85,563	Citibank, N.A.	11/04/22	6,494
USD	4,448,189	GBP	3,861,302	Societe Generale	11/04/22	19,819
USD	4,986,745	CAD	6,507,276	Morgan Stanley and Co. International	11/28/22	209,555
USD	13,804,526	EUR	13,804,001	Bank of New York Mellon	12/28/22	97,096
USD	1,222,050	GBP	1,050,925	Societe Generale	12/28/22	14,395
USD	82,006	CAD	111,483	Citibank, N.A.	01/20/23	85
USD	7,832,632	EUR	7,805,838	HSBC Bank	01/25/23	64,176
USD	823,226	GBP	709,689	State Street Bank and Trust	01/25/23	6,994

Total Appreciation						$439,058
GBP	67,619	USD	77,913	Citibank, N.A.	11/04/22	$(363)
USD	175,554	GBP	155,287	Morgan Stanley and Co. International	11/04/22	(2,538)
USD	8,906,460	GBP	8,072,422	State Street Bank and Trust	11/04/22	(351,471)
USD	26,490,521	EUR	26,987,454	HSBC Bank	12/29/22	(310,890)

83

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	1,061,432	CAD	1,469,120	Citibank, N.A.	01/20/23	$(18,114)

Total (Depreciation)						$(683,376)

Total Appreciation (Depreciation)						$(244,318)

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$18,246,791	—	$18,246,791
Belgium	—	1,609,414	—	1,609,414
Canada	—	40,850,826	—	40,850,826
Denmark	—	10,013,586	—	10,013,586
France	—	14,174,737	—	14,174,737
Germany	—	45,212,647	—	45,212,647
Ireland	—	5,790,671	—	5,790,671
Italy	—	10,456,533	—	10,456,533
Japan	—	46,037,720	—	46,037,720
Luxembourg	—	497,742	—	497,742
Netherlands	—	10,855,523	—	10,855,523
Norway	—	4,885,166	—	4,885,166
Portugal	—	2,877,882	—	2,877,882
Spain	—	10,078,041	—	10,078,041
Switzerland	—	11,021,177	—	11,021,177
United Kingdom	—	52,333,107	—	52,333,107
United States	—	466,884,652	—	466,884,652
U.S. Treasury Obligations	—	43,732,305	—	43,732,305
Securities Lending Collateral	—	26,781,638	—	26,781,638
Forward Currency Contracts**	—	(244,318)	—	(244,318)

TOTAL	—	$822,095,840	—	$822,095,840

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

84

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Face Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (9.5%)
Federal Farm Credit Banks Funding Corp.
2.630%, 08/03/26		67	$62,593
Federal Home Loan Bank
4.750%, 03/10/23		170	170,198
Federal National Mortgage Association
2.000%, 11/01/37 TBA		59,244	51,876,049
2.500%, 11/01/37 TBA		41,664	37,534,156
2.000%, 11/01/52 TBA		24,811	19,546,416
2.500%, 11/01/52 TBA		36,086	29,528,748
3.000%, 11/01/52 TBA		54,268	46,115,081
Government National Mortgage Association
2.500%, 11/01/52 TBA		47,902	40,582,308
3.000%, 11/01/52 TBA		13,186	11,476,971
Tennessee Valley Authority
5.625%, 06/07/32	GBP	1,941	2,428,592

TOTAL AGENCY OBLIGATIONS			239,321,112

BONDS — (88.0%)
AUSTRALIA — (5.9%)
ANZ New Zealand International Ltd.
Ω 0.200%, 09/23/27	EUR	1,678	1,377,759
Ω 0.375%, 09/17/29	EUR	1,745	1,333,838
APA Infrastructure Ltd.
Ω 3.500%, 03/22/30	GBP	1,400	1,317,513
Ω 2.000%, 07/15/30	EUR	1,367	1,100,230
ASB Finance Ltd.
Ω 0.500%, 09/24/29	EUR	2,000	1,529,771
Australia Government Bond
Ω 1.000%, 12/21/30	AUD	1,700	882,655
BHP Billiton Finance Ltd.
Ω 1.500%, 04/29/30	EUR	1,000	816,828
Buckeye Partners LP
4.150%, 07/01/23		22	21,742
3.950%, 12/01/26		87	76,316
Commonwealth Bank of Australia
Ω 3.150%, 09/19/27		1,810	1,641,459
FMG Resources August 2006 Pty Ltd.
Ω 4.500%, 09/15/27		5,800	5,189,840
#Ω 5.875%, 04/15/30		2,000	1,794,600
Ω 4.375%, 04/01/31		2,100	1,669,080
Glencore Funding LLC
#Ω 2.500%, 09/01/30		3,310	2,546,566
Ω 2.850%, 04/27/31		3,000	2,322,318

		Face Amount^	Value†
		(000)
AUSTRALIA — (Continued)
Macquarie Group Ltd.
Ω 0.950%, 05/21/31	EUR	1,971	$1,402,612
National Australia Bank Ltd.
Ω 1.250%, 05/18/26	EUR	1,000	923,704
New South Wales Treasury Corp.
2.000%, 03/20/31	AUD	8,000	4,260,772
Ω 1.500%, 02/20/32	AUD	14,820	7,316,224
2.000%, 03/08/33	AUD	8,000	4,025,770
Queensland Treasury Corp.
Ω 1.750%, 08/21/31	AUD	4,000	2,068,475
Ω 1.500%, 08/20/32	AUD	9,700	4,738,268
Ω 1.750%, 07/20/34	AUD	34,000	16,001,466
Rio Tinto Finance PLC
Ω 4.000%, 12/11/29	GBP	3,500	3,713,748
South Australian Government Financing Authority
Ω 1.750%, 05/24/32	AUD	29,500	14,794,010
Telstra Corp. Ltd.
Ω 1.375%, 03/26/29	EUR	3,000	2,603,910
Treasury Corp. of Victoria
1.500%, 09/10/31	AUD	5,000	2,510,271
4.250%, 12/20/32	AUD	2,500	1,558,250
Ω 2.250%, 09/15/33	AUD	3,000	1,528,318
Ω 2.250%, 09/15/33	AUD	3,000	1,528,318
2.250%, 11/20/34	AUD	55,600	27,400,625
2.000%, 09/17/35	AUD	12,900	6,014,449
Western Australian Treasury Corp.
Ω 2.000%, 10/24/34	AUD	15,500	7,498,976
Westpac Banking Corp.
2.850%, 05/13/26		104	96,206
2.700%, 08/19/26		23	20,990
Ω 0.875%, 04/17/27	EUR	5,700	4,988,098
Ω 1.125%, 09/05/27	EUR	2,000	1,763,626
2.150%, 06/03/31		117	92,664
Westpac Securities NZ Ltd.
Ω 0.100%, 07/13/27	EUR	9,600	7,869,061

TOTAL AUSTRALIA			148,339,326

BELGIUM — (0.1%)
Anheuser-Busch InBev SA/NV
Ω 2.000%, 03/17/28	EUR	1,000	916,722
Ω 2.250%, 05/24/29	GBP	600	572,534
Ω 1.650%, 03/28/31	EUR	1,500	1,264,080

TOTAL BELGIUM			2,753,336

CANADA — (8.8%)
Alimentation Couche-Tard, Inc.
Ω 1.875%, 05/06/26	EUR	700	637,947
Ω 3.550%, 07/26/27		1,620	1,450,277
Bank of Nova Scotia
2.150%, 08/01/31		1,000	741,212

85

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
CANADA — (Continued)
2.450%, 02/02/32		15,000	$11,233,562
Canadian Imperial Bank of Commerce
3.600%, 04/07/32		1,500	1,238,202
Canadian Natural Resources Ltd.
3.420%, 12/01/26	CAD	1,000	696,935
6.250%, 03/15/38		7,295	7,014,355
Canadian Pacific Railway Co.
# 3.700%, 02/01/26		45	42,787
CDP Financial, Inc.
Ω 1.125%, 04/06/27	EUR	9,000	8,182,032
Cenovus Energy, Inc.
3.600%, 03/10/27	CAD	4,000	2,775,939
CI Financial Corp.
3.200%, 12/17/30		7,053	5,102,679
CPPIB Capital, Inc.
Ω 0.875%, 02/06/29	EUR	5,700	4,930,585
Ω 1.125%, 12/14/29	GBP	22,550	20,744,121
Ω 0.050%, 02/24/31	EUR	24,593	18,756,388
Enbridge, Inc.
4.000%, 10/01/23		34	33,533
3.500%, 06/10/24		15	14,537
Fairfax Financial Holdings Ltd.
Ω 2.750%, 03/29/28	EUR	461	396,571
4.850%, 04/17/28		1,000	919,671
ITC Holdings Corp.
3.650%, 06/15/24		113	109,604
Methanex Corp.
5.250%, 12/15/29		7,600	6,503,785
Nutrien Ltd.
3.000%, 04/01/25		40	37,835
Ontario Teachers’ Finance Trust
Ω 0.100%, 05/19/28	EUR	9,000	7,518,094
Ω 0.050%, 11/25/30	EUR	7,325	5,586,064
Province of Alberta Canada
3.600%, 04/11/28	AUD	2,500	1,493,650
2.050%, 06/01/30	CAD	19,000	12,205,270
Province of British Columbia Canada
# 6.500%, 01/15/26		93	97,021
2.950%, 12/18/28	CAD	5,000	3,484,053
2.200%, 06/18/30	CAD	9,300	6,044,471
5.400%, 06/18/35	CAD	6,800	5,542,024
Province of Manitoba Canada
2.050%, 06/02/30	CAD	13,000	8,327,214
2.050%, 06/02/31	CAD	6,100	3,830,281
Province of Nova Scotia Canada
2.000%, 09/01/30	CAD	1,400	889,378
Province of Ontario Canada
Ω 0.010%, 11/25/30	EUR	1,000	766,392
Province of Quebec Canada
Ω 0.875%, 05/04/27	EUR	190	171,369
6.000%, 10/01/29	CAD	4,000	3,297,948
1.900%, 09/01/30	CAD	16,700	10,570,027

		Face Amount^	Value†
		(000)
CANADA — (Continued)
Ω 0.000%, 10/29/30	EUR	6,500	$4,995,163
Ω 0.250%, 05/05/31	EUR	5,650	4,363,447
Province of Saskatchewan Canada
2.200%, 06/02/30	CAD	10,000	6,487,687
6.400%, 09/05/31	CAD	20,000	17,207,766
Royal Bank of Canada
2.300%, 11/03/31		700	532,686
3.875%, 05/04/32		8,000	6,911,823
Spectra Energy Partners LP
4.750%, 03/15/24		22	21,796
Suncor Energy, Inc.
5.950%, 12/01/34		1,700	1,617,076
6.800%, 05/15/38		734	732,647
TC PipeLines LP
3.900%, 05/25/27		2,000	1,861,824
Thomson Reuters Corp.
4.300%, 11/23/23		60	59,442
Toronto-Dominion Bank
# 3.200%, 03/10/32		4,000	3,248,622
Ω 3.129%, 08/03/32	EUR	2,000	1,781,237
Toronto-Dominion Bank
Ω 1.952%, 04/08/30	EUR	13,200	11,098,363
TransCanada PipeLines Ltd.
5.600%, 03/31/34		1,000	934,552

TOTAL CANADA			223,239,944

DENMARK — (0.7%)
AP Moller—Maersk AS
Ω 1.750%, 03/16/26	EUR	4,500	4,181,719
Denmark Government Bond
0.000%, 11/15/31	DKK	135,000	14,270,871
DSV Finance BV
Ω 1.375%, 03/16/30	EUR	400	328,153

TOTAL DENMARK			18,780,743

FINLAND — (1.1%)
Nokia Oyj
4.375%, 06/12/27		7,350	6,759,280
Nordea Bank Abp
Ω 0.500%, 05/14/27	EUR	13,460	11,644,581
Ω 0.500%, 11/02/28	EUR	1,000	799,682
OP Corporate Bank PLC
Ω 0.100%, 11/16/27	EUR	8,350	6,840,846
Ω 0.625%, 11/12/29	EUR	2,750	2,052,941

TOTAL FINLAND			28,097,330

FRANCE — (4.3%)
Action Logement Services
Ω 1.375%, 04/13/32	EUR	3,000	2,551,558
Airbus SE
Ω 2.375%, 04/07/32	EUR	1,000	883,143
Banque Federative du Credit Mutuel SA
Ω 2.625%, 11/06/29	EUR	4,500	3,937,074

86

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
FRANCE — (Continued)
Ω 0.750%, 01/17/30	EUR	1,200	$912,166
Ω 1.250%, 06/03/30	EUR	1,700	1,332,327
Ω 0.625%, 02/21/31	EUR	9,900	7,179,219
Ω 1.125%, 01/19/32	EUR	2,700	2,003,533
BNP Paribas SA
Ω 1.500%, 11/17/25	EUR	1,200	1,104,969
Ω 2.100%, 04/07/32	EUR	500	394,123
BPCE SA
Ω 0.010%, 01/14/27	EUR	3,500	2,963,978
Ω 3.500%, 10/23/27		5,000	4,302,340
#Ω 2.700%, 10/01/29		6,626	5,366,265
Ω 0.625%, 01/15/30	EUR	500	390,193
Ω 0.250%, 01/14/31	EUR	5,300	3,836,259
Ω 2.375%, 04/26/32	EUR	1,400	1,188,951
Credit Agricole SA
Ω 1.375%, 05/03/27	EUR	2,000	1,790,871
Electricite de France SA
Ω 3.625%, 10/13/25		40	37,763
Ω 6.250%, 05/30/28	GBP	1,000	1,152,417
5.875%, 07/18/31	GBP	3,200	3,602,661
Ω 6.125%, 06/02/34	GBP	1,500	1,706,799
Ile-de-France Mobilites
Ω 0.400%, 05/28/31	EUR	4,000	3,228,809
La Poste SA
Ω 1.450%, 11/30/28	EUR	4,700	4,140,844
Ω 1.375%, 04/21/32	EUR	10,500	8,490,443
MMS USA Holdings, Inc.
Ω 1.750%, 06/13/31	EUR	2,500	1,981,979
Orange SA
Ω 8.125%, 11/20/28	GBP	1,964	2,573,228
Ω 2.000%, 01/15/29	EUR	1,200	1,100,384
Ω 3.250%, 01/15/32	GBP	600	592,486
Pernod Ricard SA
Ω 3.250%, 06/08/26		173	162,030
Sanofi
Ω 1.375%, 03/21/30	EUR	2,700	2,342,192
SNCF Reseau
Ω 5.250%, 12/07/28	GBP	280	332,231
Ω 5.250%, 01/31/35	GBP	5,050	6,056,419
Societe Generale SA
#Ω 4.750%, 09/14/28		1,000	886,879
Ω 2.125%, 09/27/28	EUR	2,000	1,710,079
Ω 3.000%, 01/22/30		1,400	1,066,102
TotalEnergies Capital Canada Ltd.
Ω 2.125%, 09/18/29	EUR	8,400	7,583,235
TotalEnergies Capital International SA
Ω 0.696%, 05/31/28	EUR	2,300	1,968,741
Ω 0.750%, 07/12/28	EUR	4,600	3,918,799
Ω 1.405%, 09/03/31	GBP	3,500	3,032,954
TotalEnergies Capital SA
3.883%, 10/11/28		2,200	2,051,559

		Face Amount^	Value†
		(000)
FRANCE — (Continued)
Unibail-Rodamco-Westfield SE
Ω 1.875%, 01/15/31	EUR	500	$366,822
WEA Finance LLC
Ω 3.500%, 06/15/29		9,550	7,648,328

TOTAL FRANCE			107,871,152

GERMANY — (2.6%)
Allianz Finance II BV
Ω 0.500%, 01/14/31	EUR	1,000	776,231
BASF SE
Ω 1.500%, 03/17/31	EUR	4,900	3,989,847
Ω 3.750%, 06/29/32	EUR	8,400	7,984,520
Bayer Capital Corp. BV
Ω 1.500%, 06/26/26	EUR	5,700	5,175,532
Ω 2.125%, 12/15/29	EUR	900	764,649
Bayer U.S. Finance II LLC
Ω 5.500%, 08/15/25		26	25,690
BMW Finance NV
Ω 1.500%, 02/06/29	EUR	2,600	2,320,480
Ω 0.875%, 01/14/32	EUR	3,000	2,358,509
BMW U.S. Capital LLC
Ω 2.800%, 04/11/26		194	177,789
#Ω 3.300%, 04/06/27		500	456,659
Ω 3.300%, 04/06/27		58	52,972
Ω 4.150%, 04/09/30		1,500	1,369,953
Deutsche Bank AG
3.700%, 05/30/24		113	108,129
Deutsche Telekom AG
Ω 3.125%, 02/06/34	GBP	3,000	2,865,852
Ω 1.375%, 07/05/34	EUR	3,000	2,328,804
Deutsche Telekom International Finance BV
Ω 1.375%, 01/30/27	EUR	500	460,030
Ω 2.250%, 04/13/29	GBP	1,600	1,534,344
E.ON International Finance BV
6.375%, 06/07/32	GBP	2,150	2,551,447
E.ON SE
Ω 1.625%, 05/22/29	EUR	1,200	1,016,741
Fresenius Medical Care AG & Co. KGaA
Ω 1.500%, 05/29/30	EUR	3,000	2,317,414
Fresenius Medical Care U.S. Finance III, Inc.
Ω 2.375%, 02/16/31		8,100	5,643,906
HOWOGE
Wohnungs-baugesellschaftmbH
Ω 1.125%, 11/01/33	EUR	200	138,962
JAB Holdings BV
Ω 1.000%, 07/14/31	EUR	800	550,384

87

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
GERMANY — (Continued)
Mercedes-Benz Finance North America LLC
8.500%, 01/18/31		1,304	$1,520,401
Mercedes-Benz Finance North America LLC
#Ω 2.625%, 03/10/30		170	138,342
Mercedes-Benz Group AG
Ω 1.000%, 11/15/27	EUR	4,300	3,825,119
Ω 2.000%, 02/27/31	EUR	1,000	883,853
Ω 1.125%, 08/08/34	EUR	1,900	1,420,262
Siemens
Financieringsmaatschappij NV
Ω 1.000%, 02/25/30	EUR	2,000	1,680,424
Volkswagen International Finance NV
Ω 1.875%, 03/30/27	EUR	5,400	4,858,863
Volkswagen Leasing GmbH
Ω 0.625%, 07/19/29	EUR	5,000	3,890,413
ZF North America Capital, Inc.
Ω 4.750%, 04/29/25		3,010	2,813,981

TOTAL GERMANY			66,000,502

HONG KONG — (0.6%)
Prudential PLC
3.125%, 04/14/30		100	82,004
3.625%, 03/24/32		19,800	16,235,534

TOTAL HONG KONG			16,317,538

ITALY — (1.0%)
Eni SpA
Ω 1.500%, 01/17/27	EUR	1,000	907,865
Ω 1.125%, 09/19/28	EUR	1,700	1,434,593
Ω 3.625%, 01/29/29	EUR	312	296,740
Ω 0.625%, 01/23/30	EUR	1,000	767,026
Intesa Sanpaolo SpA
Ω 3.875%, 07/14/27		1,500	1,272,971
Ω 1.750%, 07/04/29	EUR	3,800	3,104,547
Ω 4.000%, 09/23/29		2,000	1,628,624
Ω 2.500%, 01/15/30	GBP	3,850	3,291,056
Ω 1.350%, 02/24/31	EUR	1,400	986,720
Italy Buoni Poliennali Del Tesoro
Ω 1.250%, 12/01/26	EUR	2,100	1,912,951
Snam SpA
Ω 0.625%, 06/30/31	EUR	7,000	4,874,522
UniCredit SpA
Ω 1.625%, 01/18/32	EUR	7,400	5,295,466

TOTAL ITALY			25,773,081

		Face Amount^	Value†
		(000)
JAPAN — (3.5%)
7-Eleven, Inc.
1.300%, 02/10/28		300	$243,211
Ω 1.800%, 02/10/31		209	154,244
Aircastle Ltd.
4.250%, 06/15/26		3,500	3,089,088
Ω 2.850%, 01/26/28		1,500	1,132,093
American Honda Finance Corp.
2.300%, 09/09/26		130	116,177
0.300%, 07/07/28	EUR	333	272,340
Japan Finance Organization for Municipalities
Ω 0.100%, 09/03/31	EUR	3,500	2,629,332
Japan Government Twenty Year Bond
1.800%, 09/20/31	JPY	680,000	5,187,609
1.500%, 03/20/34	JPY	550,000	4,121,366
1.200%, 09/20/35	JPY	550,000	3,983,658
0.400%, 03/20/36	JPY	330,000	2,158,122
Mitsubishi UFJ Financial Group, Inc.
# 3.677%, 02/22/27		35	32,114
3.195%, 07/18/29		4,551	3,813,456
2.559%, 02/25/30		5,000	3,939,742
2.048%, 07/17/30		5,200	3,878,220
Ω 3.556%, 06/15/32	EUR	4,069	3,698,375
3.751%, 07/18/39		380	284,255
Mizuho Financial Group, Inc.
Ω 0.402%, 09/06/29	EUR	12,784	9,551,722
Ω 0.797%, 04/15/30	EUR	923	702,518
Ω 0.693%, 10/07/30	EUR	1,620	1,194,319
Ω 2.096%, 04/08/32	EUR	2,850	2,282,698
Nissan Motor Acceptance Co. LLC
Ω 2.450%, 09/15/28		800	575,950
Nissan Motor Co. Ltd.
Ω 4.810%, 09/17/30		4,300	3,434,423
Nomura Holdings, Inc.
3.103%, 01/16/30		10,168	8,013,365
NTT Finance Corp.
Ω 0.342%, 03/03/30	EUR	3,000	2,351,230
Sumitomo Mitsui Financial Group,
Inc.
3.944%, 07/19/28		700	630,173
3.040%, 07/16/29		9,750	8,049,360
Ω 0.632%, 10/23/29	EUR	2,000	1,522,221
2.750%, 01/15/30		790	631,205
2.130%, 07/08/30		4,000	3,000,817
# 2.222%, 09/17/31		6,000	4,392,412
Toyota Motor Corp.
# 3.669%, 07/20/28		2,215	2,050,126
Toyota Motor Credit Corp.
2.625%, 01/10/23		75	74,730

TOTAL JAPAN			87,190,671

88

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
LUXEMBOURG — (0.2%)
ArcelorMittal SA
# 4.250%, 07/16/29		1,000	$883,522
Medtronic Global Holdings SCA
1.000%, 07/02/31	EUR	4,000	3,182,607
Prologis International Funding II SA
Ω 3.125%, 06/01/31	EUR	2,300	1,985,217

TOTAL LUXEMBOURG			6,051,346

NETHERLANDS — (2.6%)
BNG Bank NV
Ω 3.300%, 04/26/29	AUD	5,000	2,920,275
Cooperatieve Rabobank UA
Ω 1.375%, 02/03/27	EUR	1,000	912,083
CTP NV
Ω 1.250%, 06/21/29	EUR	2,600	1,538,658
Ω 1.500%, 09/27/31	EUR	4,396	2,284,735
Heineken NV
Ω 2.750%, 04/01/23		26	25,736
ING Groep NV
Ω 1.375%, 01/11/28	EUR	3,100	2,649,342
4.050%, 04/09/29		300	260,848
Koninklijke Ahold Delhaize NV
Ω 1.125%, 03/19/26	EUR	520	476,175
Koninklijke KPN NV
Ω 5.750%, 09/17/29	GBP	1,500	1,684,825
Koninklijke Philips NV
Ω 1.375%, 05/02/28	EUR	2,000	1,714,724
Nederlandse Waterschapsbank NV
Ω 3.300%, 05/02/29	AUD	4,500	2,626,748
Shell International Finance BV
Ω 1.625%, 01/20/27	EUR	1,408	1,301,417
Ω 0.125%, 11/08/27	EUR	5,000	4,236,874
Ω 1.250%, 05/12/28	EUR	5,600	4,952,167
Ω 0.750%, 08/15/28	EUR	2,000	1,708,308
Ω 1.000%, 12/10/30	GBP	29,953	25,326,318
Ω 0.500%, 11/08/31	EUR	1,000	760,336
TenneT Holding BV
Ω 2.125%, 11/17/29	EUR	900	799,801
Ω 2.375%, 05/17/33	EUR	11,650	9,882,623

TOTAL NETHERLANDS			66,061,993

NEW ZEALAND — (0.5%)
New Zealand Government Bond
Ω 3.500%, 04/14/33	NZD	23,000	12,605,841

NORWAY — (0.8%)
Aker BP ASA
Ω 2.875%, 01/15/26		4,000	3,618,641
Equinor ASA
2.650%, 01/15/24		81	78,788

		Face Amount^	Value†
		(000)
NORWAY — (Continued)
Ω 6.875%, 03/11/31	GBP	12,814	$16,425,877
Kommunalbanken AS
3.400%, 07/24/28	AUD	1,000	595,531

TOTAL NORWAY			20,718,837

SPAIN — (1.3%)
Autonomous Community of Madrid Spain
Ω 1.723%, 04/30/32	EUR	6,000	5,140,227
Banco Santander SA
Ω 1.000%, 11/04/31	EUR	500	365,524
Merlin Properties Socimi SA
Ω 2.375%, 09/18/29	EUR	300	239,166
Santander Holdings USA, Inc.
4.500%, 07/17/25		206	196,917
4.400%, 07/13/27		2,000	1,807,400
Santander UK PLC
4.000%, 03/13/24		103	100,898
Ω 3.875%, 10/15/29	GBP	1,478	1,532,444
Spain Government Bond
Ω 0.700%, 04/30/32	EUR	12,000	9,498,819
Ω 2.550%, 10/31/32	EUR	2,800	2,607,067
Telefonica Emisiones SA
Ω 1.715%, 01/12/28	EUR	4,300	3,857,375
Ω 5.445%, 10/08/29	GBP	650	715,780
7.045%, 06/20/36		4,530	4,397,511
4.665%, 03/06/38		700	527,861
Telefonica Europe BV
8.250%, 09/15/30		500	541,511

TOTAL SPAIN			31,528,500

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.1%)
Asian Development Bank
2.350%, 06/21/27	JPY	1,780,000	13,135,187
EUROFIMA
Ω 3.350%, 05/21/29	AUD	8,000	4,632,538
European Investment Bank
2.150%, 01/18/27	JPY	1,009,600	7,349,108
International Finance Corp.
1.250%, 02/06/31	AUD	3,000	1,437,436

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			26,554,269

SWEDEN — (0.2%)
Investor AB
Ω 2.750%, 06/10/32	EUR	3,909	3,536,979
Swedbank AB
Ω 0.200%, 01/12/28	EUR	2,000	1,598,102

TOTAL SWEDEN			5,135,081

89

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
SWITZERLAND — (0.9%)
Credit Suisse Group AG
Ω 0.650%, 09/10/29	EUR	2,000	$1,386,048
Novartis Finance SA
Ω 1.375%, 08/14/30	EUR	4,000	3,438,081
UBS AG
Ω 0.500%, 03/31/31	EUR	4,000	2,986,469
UBS Group AG
Ω 1.250%, 09/01/26	EUR	1,800	1,589,950
Ω 0.875%, 11/03/31	EUR	17,900	13,012,218
Ω 0.625%, 02/24/33	EUR	200	136,734

TOTAL SWITZERLAND			22,549,500

UNITED KINGDOM — (4.4%)
Ashtead Capital, Inc.
#Ω 2.450%, 08/12/31		300	215,173
AstraZeneca PLC
Ω 1.250%, 05/12/28	EUR	1,200	1,062,134
Ω 5.750%, 11/13/31	GBP	450	548,933
Barclays PLC
4.375%, 01/12/26		2,000	1,856,717
Ω 3.250%, 02/12/27	GBP	1,657	1,666,209
3.250%, 01/17/33	GBP	7,500	6,527,520
BAT Capital Corp.
2.726%, 03/25/31		3,200	2,343,846
BAT International Finance PLC
Ω 4.000%, 09/04/26	GBP	1,220	1,273,375
Ω 1.250%, 03/13/27	EUR	1,000	830,699
Ω 3.125%, 03/06/29	EUR	3,200	2,675,149
Ω 2.250%, 01/16/30	EUR	6,500	4,970,869
BP Capital Markets America, Inc.
3.017%, 01/16/27		127	116,082
# 4.234%, 11/06/28		230	216,550
3.633%, 04/06/30		800	714,318
2.721%, 01/12/32		7,050	5,717,398
BP Capital Markets PLC
Ω 1.573%, 02/16/27	EUR	2,850	2,585,208
Ω 1.231%, 05/08/31	EUR	4,750	3,765,047
Ω 2.822%, 04/07/32	EUR	4,000	3,572,159
British Telecommunications PLC
Ω 1.500%, 06/23/27	EUR	2,500	2,204,069
5.125%, 12/04/28		1,000	916,644
Ω 5.750%, 12/07/28	GBP	1,000	1,133,978
Ω 3.250%, 11/08/29		4,000	3,198,297
Ω 3.125%, 11/21/31	GBP	1,500	1,385,052
Centrica PLC
Ω 4.375%, 03/13/29	GBP	1,000	1,029,023
CNH Industrial Finance Europe SA
Ω 1.750%, 03/25/27	EUR	2,000	1,810,940
Ω 1.625%, 07/03/29	EUR	2,550	2,136,598
Coca-Cola Europacific Partners PLC
Ω 1.750%, 05/26/28	EUR	1,400	1,239,644
Diageo Finance PLC
Ω 1.500%, 10/22/27	EUR	1,000	908,154
Ω 2.500%, 03/27/32	EUR	1,800	1,623,591

		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
HSBC Holdings PLC
Ω 2.625%, 08/16/28	GBP	5,164	$4,866,663
4.950%, 03/31/30		2,000	1,790,553
Linde Finance BV
Ω 0.550%, 05/19/32	EUR	5,000	3,681,873
Lloyds Banking Group PLC
3.750%, 01/11/27		3,500	3,141,067
Ω 1.500%, 09/12/27	EUR	2,100	1,830,274
LSEGA Financing PLC
Ω 2.500%, 04/06/31		1,500	1,193,933
Ω 3.200%, 04/06/41		450	310,144
National Grid Electricity Distribution South West PLC
Ω 5.875%, 03/25/27	GBP	900	1,029,738
Ω 2.375%, 05/16/29	GBP	1,300	1,206,095
National Grid PLC
Ω 0.750%, 09/01/33	EUR	5,000	3,334,997
Nationwide Building Society
Ω 3.250%, 01/20/28	GBP	1,500	1,528,191
NatWest Group PLC
4.800%, 04/05/26		3,000	2,827,284
Rolls-Royce PLC
Ω 3.625%, 10/14/25		5,720	5,031,883
3.375%, 06/18/26	GBP	800	746,737
Smith & Nephew PLC
2.032%, 10/14/30		600	440,781
Southern Gas Networks PLC
Ω 1.250%, 12/02/31	GBP	4,200	3,350,956
Transport for London
Ω 4.000%, 09/12/33	GBP	5,900	5,902,422
Unilever Finance Netherlands BV
Ω 1.375%, 07/31/29	EUR	700	613,506
Vodafone Group PLC
Ω 1.500%, 07/24/27	EUR	1,750	1,591,978
Ω 4.200%, 12/13/27	AUD	1,800	1,079,315
7.875%, 02/15/30		77	83,581
Ω 1.625%, 11/24/30	EUR	2,500	2,112,043
6.150%, 02/27/37		5,000	4,707,224

TOTAL UNITED KINGDOM			110,644,614

UNITED STATES — (47.4%)
AbbVie, Inc.
2.900%, 11/06/22		33	32,988
3.800%, 03/15/25		29	27,974
2.625%, 11/15/28	EUR	3,416	3,181,584
2.125%, 06/01/29	EUR	1,500	1,357,035
Advance Auto Parts, Inc.
3.900%, 04/15/30		1,400	1,183,884
3.500%, 03/15/32		2,600	2,049,453
AECOM
5.125%, 03/15/27		5,660	5,358,718
Aetna, Inc.
6.750%, 12/15/37		700	706,672

90

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Affiliated Managers Group, Inc.
3.300%, 06/15/30		3,100	$2,525,405
Aflac, Inc.
3.600%, 04/01/30		4,625	4,101,247
Alabama Power Co.
2.800%, 04/01/25		30	28,331
Allstate Corp.
5.950%, 04/01/36		600	605,875
Ally Financial, Inc.
8.000%, 11/01/31		7,775	7,974,126
Alphabet, Inc.
1.998%, 08/15/26		86	78,232
Altria Group, Inc.
2.200%, 06/15/27	EUR	4,700	4,096,226
# 4.800%, 02/14/29		598	550,505
3.400%, 05/06/30		400	324,113
3.125%, 06/15/31	EUR	3,000	2,427,442
2.450%, 02/04/32		212	150,659
Amazon.com, Inc.
1.200%, 06/03/27		471	400,713
1.650%, 05/12/28		6,400	5,406,373
1.500%, 06/03/30		4,194	3,274,009
American Express Co.
3.300%, 05/03/27		131	118,664
American International Group, Inc.
3.900%, 04/01/26		22	20,960
1.875%, 06/21/27	EUR	4,075	3,618,333
American Medical Systems Europe BV
1.625%, 03/08/31	EUR	1,000	828,351
American Tower Corp.
0.875%, 05/21/29	EUR	1,000	770,868
0.950%, 10/05/30	EUR	2,000	1,460,688
1.000%, 01/15/32	EUR	3,247	2,254,857
4.050%, 03/15/32		2,725	2,330,140
American Water Capital Corp.
3.850%, 03/01/24		25	24,552
Ameriprise Financial, Inc.
4.000%, 10/15/23		43	42,531
2.875%, 09/15/26		65	59,658
4.500%, 05/13/32		3,000	2,777,836
AmerisourceBergen Corp.
3.400%, 05/15/24		433	421,237
2.800%, 05/15/30		900	736,455
Amgen, Inc.
# 3.125%, 05/01/25		37	35,367
2.600%, 08/19/26		28	25,573
Ω 4.000%, 09/13/29	GBP	1,836	1,956,604
2.450%, 02/21/30		350	288,459
2.300%, 02/25/31		2,713	2,171,702
3.350%, 02/22/32		6,655	5,658,230
3.150%, 02/21/40		2,000	1,424,145

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Amphenol Technologies Holding GmbH
Ω 2.000%, 10/08/28	EUR	4,000	$3,575,013
Analog Devices, Inc.
3.500%, 12/05/26		23	21,670
3.450%, 06/15/27		69	64,118
Aon Corp.
4.500%, 12/15/28		960	896,268
3.750%, 05/02/29		5,000	4,452,092
2.800%, 05/15/30		4,625	3,790,319
Aon Global Ltd.
4.000%, 11/27/23		47	46,458
3.500%, 06/14/24		107	104,017
2.875%, 05/14/26	EUR	1,400	1,321,185
Apache Corp.
6.000%, 01/15/37		500	450,000
Apple, Inc.
2.500%, 02/09/25		53	50,556
2.450%, 08/04/26		200	184,105
1.625%, 11/10/26	EUR	500	472,086
3.000%, 06/20/27		64	59,585
2.000%, 09/17/27	EUR	150	142,166
1.250%, 08/20/30		5,400	4,139,536
Applied Materials, Inc.
3.300%, 04/01/27		59	55,376
Archer-Daniels-Midland Co.
2.500%, 08/11/26		58	53,032
Ares Capital Corp.
4.200%, 06/10/24		6,000	5,772,179
3.875%, 01/15/26		4,000	3,586,165
3.200%, 11/15/31		3,700	2,590,332
Arizona Public Service Co.
2.600%, 08/15/29		3,900	3,181,717
2.200%, 12/15/31		500	368,686
5.050%, 09/01/41		700	580,404
Arrow Electronics, Inc.
3.875%, 01/12/28		2,203	1,959,769
Ashland LLC
Ω 3.375%, 09/01/31		12,270	9,599,803
Assurant, Inc.
2.650%, 01/15/32		3,750	2,698,235
AT&T, Inc.
1.800%, 09/05/26	EUR	800	738,729
4.375%, 09/14/29	GBP	500	527,058
2.600%, 12/17/29	EUR	1,463	1,322,352
3.550%, 12/17/32	EUR	1,500	1,393,397
2.550%, 12/01/33		931	686,096
4.850%, 03/01/39		1,700	1,458,329
3.500%, 06/01/41		255	180,161
Autodesk, Inc.
4.375%, 06/15/25		35	34,282
3.500%, 06/15/27		3,236	2,974,873
Automatic Data Processing, Inc.
3.375%, 09/15/25		114	109,745
1.700%, 05/15/28		400	340,067

91

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
AutoNation, Inc.
2.400%, 08/01/31		7,300	$5,055,072
3.850%, 03/01/32		8,000	6,227,602
AutoZone, Inc.
2.875%, 01/15/23		140	139,551
3.250%, 04/15/25		72	68,393
AvalonBay Communities, Inc.
# 2.050%, 01/15/32		4,000	3,039,465
Avnet, Inc.
4.625%, 04/15/26		65	61,640
3.000%, 05/15/31		555	412,791
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27		2,000	1,792,104
Ball Corp.
2.875%, 08/15/30		8,565	6,651,579
Baltimore Gas & Electric Co.
2.400%, 08/15/26		8	7,235
Bank of America Corp.
3.300%, 01/11/23		52	51,894
# 4.000%, 04/01/24		72	70,953
Ω 7.000%, 07/31/28	GBP	1,500	1,814,170
Bank of New York Mellon Corp.
2.800%, 05/04/26		64	59,239
Bath & Body Works, Inc.
5.250%, 02/01/28		2,000	1,769,000
Baxter International, Inc.
2.600%, 08/15/26		49	44,027
1.300%, 05/15/29	EUR	1,300	1,074,169
Belo Corp.
7.250%, 09/15/27		1,000	965,000
Berkshire Hathaway Finance Corp.
1.450%, 10/15/30		100	76,631
Berkshire Hathaway, Inc.
1.125%, 03/16/27	EUR	4,600	4,074,034
0.440%, 09/13/29	JPY	1,920,000	12,541,798
0.437%, 04/15/31	JPY	1,700,000	10,754,524
0.472%, 01/23/32	JPY	1,100,000	6,929,296
Biogen, Inc.
2.250%, 05/01/30		2,866	2,253,892
Black Hills Corp.
4.350%, 05/01/33		2,250	1,925,279
BlackRock, Inc.
# 3.250%, 04/30/29		7,144	6,372,752
2.400%, 04/30/30		54	44,231
1.900%, 01/28/31		900	693,989
Block Financial LLC
2.500%, 07/15/28		1,500	1,231,114
Block, Inc.
# 3.500%, 06/01/31		11,932	9,605,260
Boardwalk Pipelines LP
3.600%, 09/01/32		1,700	1,347,480

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Boeing Co.
2.500%, 03/01/25		75	$69,445
2.600%, 10/30/25		42	38,350
2.950%, 02/01/30		2,000	1,602,158
Booking Holdings, Inc.
3.600%, 06/01/26		108	101,973
1.800%, 03/03/27	EUR	800	725,692
4.625%, 04/13/30		5,182	4,876,086
BorgWarner, Inc.
1.000%, 05/19/31	EUR	1,600	1,132,667
Boston Properties LP
3.400%, 06/21/29		200	165,353
2.450%, 10/01/33		3,000	2,068,409
Brighthouse Financial, Inc.
# 5.625%, 05/15/30		749	696,765
Brixmor Operating Partnership LP
2.500%, 08/16/31		2,550	1,827,160
Broadcom, Inc.
4.300%, 11/15/32		2,700	2,270,457
Ω 3.419%, 04/15/33		1,000	759,855
Ω 3.137%, 11/15/35		205	142,203
Ω 3.500%, 02/15/41		5,600	3,690,690
Broadstone Net Lease LLC
2.600%, 09/15/31		6,885	4,965,352
Brown & Brown, Inc.
4.200%, 09/15/24		54	52,568
4.500%, 03/15/29		1,500	1,375,783
Brown-Forman Corp.
1.200%, 07/07/26	EUR	2,000	1,826,562
2.600%, 07/07/28	GBP	1,100	1,096,827
Brunswick Corp.
2.400%, 08/18/31		2,700	1,888,605
# 4.400%, 09/15/32		10,000	7,946,882
Bunge Ltd. Finance Corp.
3.750%, 09/25/27		2,900	2,652,762
Burlington Northern Santa Fe LLC
7.000%, 12/15/25		10	10,567
Camden Property Trust
2.800%, 05/15/30		5,788	4,765,987
Campbell Soup Co.
3.300%, 03/19/25		47	44,701
2.375%, 04/24/30		1,460	1,167,865
Capital One Financial Corp.
3.750%, 04/24/24		54	52,534
# 3.750%, 03/09/27		1,800	1,641,034
3.800%, 01/31/28		4,400	3,931,384
1.650%, 06/12/29	EUR	8,515	6,592,505
Cardinal Health, Inc.
3.410%, 06/15/27		2,067	1,891,571
Cargill, Inc.
Ω 2.125%, 04/23/30		2,000	1,599,297
Cboe Global Markets, Inc.
1.625%, 12/15/30		600	448,054

92

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Celanese U.S. Holdings LLC
0.625%, 09/10/28	EUR	2,000	$1,348,249
Charles Schwab Corp.
2.750%, 10/01/29		2,000	1,692,928
Chemours Co.
# 5.375%, 05/15/27		1,600	1,432,672
Chevron Corp.
2.954%, 05/16/26		133	124,758
1.995%, 05/11/27		5,200	4,598,772
Chevron USA, Inc.
3.250%, 10/15/29		200	179,296
Choice Hotels International, Inc.
3.700%, 12/01/29		1,500	1,256,610
Chubb INA Holdings, Inc.
3.350%, 05/15/24		60	58,390
1.550%, 03/15/28	EUR	4,900	4,257,265
0.875%, 12/15/29	EUR	4,000	3,123,482
1.400%, 06/15/31	EUR	1,500	1,168,070
Cigna Corp.
3.400%, 03/01/27		174	159,896
4.375%, 10/15/28		3,750	3,529,951
2.375%, 03/15/31		2,000	1,585,613
4.800%, 08/15/38		2,459	2,166,832
Citigroup, Inc.
3.875%, 10/25/23		33	32,588
Ω 1.500%, 10/26/28	EUR	1,900	1,606,024
CME Group, Inc.
3.000%, 03/15/25		33	31,528
CMS Energy Corp.
3.600%, 11/15/25		37	35,038
3.000%, 05/15/26		58	53,237
CNO Financial Group, Inc.
# 5.250%, 05/30/25		2,220	2,178,519
5.250%, 05/30/29		2,000	1,827,988
Coca-Cola Co.
2.900%, 05/25/27		275	253,688
Coca-Cola Co.
1.250%, 03/08/31	EUR	1,500	1,270,588
Comcast Corp.
3.375%, 08/15/25		49	46,843
0.250%, 09/14/29	EUR	1,000	794,533
0.750%, 02/20/32	EUR	4,700	3,588,589
4.250%, 01/15/33		3,650	3,294,572
4.400%, 08/15/35		1,000	875,672
Comerica, Inc.
4.000%, 02/01/29		3,500	3,192,483
Conagra Brands, Inc.
5.300%, 11/01/38		2,000	1,744,349
ConocoPhillips Co.
6.950%, 04/15/29		400	434,287
Consolidated Edison Co. of New York, Inc.
3.300%, 12/01/24		15	14,382
3.350%, 04/01/30		3,200	2,771,937

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
5.500%, 12/01/39		755	$691,050
Continental Resources, Inc.
Ω 5.750%, 01/15/31		3,000	2,719,967
Ω 2.875%, 04/01/32		3,000	2,188,532
Corporate Office Properties LP
2.750%, 04/15/31		2,000	1,445,123
2.900%, 12/01/33		2,875	1,937,631
Cox Communications, Inc.
Ω 3.850%, 02/01/25		79	75,921
Ω 3.500%, 08/15/27		800	725,519
Ω 4.800%, 02/01/35		8,000	6,920,908
Ω 8.375%, 03/01/39		2,225	2,576,028
CVS Health Corp.
3.375%, 08/12/24		174	169,033
3.250%, 08/15/29		800	693,906
Darden Restaurants, Inc.
# 3.850%, 05/01/27		4,000	3,726,724
DCP Midstream Operating LP
5.375%, 07/15/25		6,100	5,965,037
Deere & Co.
5.375%, 10/16/29		5	5,078
Dentsply Sirona, Inc.
3.250%, 06/01/30		5,000	3,902,098
DH Europe Finance II Sarl
0.750%, 09/18/31	EUR	2,335	1,797,153
DH Europe Finance Sarl
1.200%, 06/30/27	EUR	1,300	1,161,406
Dick’s Sporting Goods, Inc.
# 3.150%, 01/15/32		12,700	9,639,826
Digital Dutch Finco BV
Ω 1.250%, 02/01/31	EUR	1,050	727,858
Discovery Communications LLC
3.900%, 11/15/24		63	60,443
3.450%, 03/15/25		66	62,017
1.900%, 03/19/27	EUR	5,700	4,828,301
3.625%, 05/15/30		3,000	2,421,815
Dollar General Corp.
4.150%, 11/01/25		13	12,526
Dominion Energy, Inc.
# 3.900%, 10/01/25		117	112,165
Dover Corp.
1.250%, 11/09/26	EUR	3,100	2,767,253
Dow Chemical Co.
1.125%, 03/15/32	EUR	1,932	1,355,182
4.250%, 10/01/34		2,405	2,033,916
DPL, Inc.
4.125%, 07/01/25		940	887,379
4.350%, 04/15/29		6,075	5,194,125
Duke Energy Corp.
3.850%, 06/15/34	EUR	5,000	4,386,089
3.300%, 06/15/41		1,250	846,297
DXC Technology Co.
1.750%, 01/15/26	EUR	2,350	2,145,096
Eagle Materials, Inc.
2.500%, 07/01/31		500	367,052

93

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Eastman Chemical Co.
3.800%, 03/15/25		51	$48,830
1.875%, 11/23/26	EUR	5,000	4,352,548
Eaton Capital UnLtd Co.
Ω 0.577%, 03/08/30	EUR	1,000	782,496
Eaton Corp.
4.000%, 11/02/32		500	442,623
eBay, Inc.
# 3.600%, 06/05/27		815	751,109
Ecolab, Inc.
2.700%, 11/01/26		52	47,619
Edison International
4.125%, 03/15/28		995	884,913
EI du Pont de Nemours & Co.
2.300%, 07/15/30		600	483,985
Elevance Health, Inc.
3.500%, 08/15/24		58	56,283
2.250%, 05/15/30		1,150	923,441
2.550%, 03/15/31		4,000	3,233,526
Eli Lilly & Co.
2.125%, 06/03/30	EUR	3,000	2,709,609
Emerson Electric Co.
# 3.150%, 06/01/25		62	59,254
2.000%, 10/15/29	EUR	3,000	2,623,922
Energy Transfer LP
4.750%, 01/15/26		2,366	2,267,219
3.750%, 05/15/30		4,050	3,442,474
EnerSys
#Ω 4.375%, 12/15/27		3,700	3,246,750
Entergy Corp.
2.800%, 06/15/30		2,000	1,606,154
Enterprise Products Operating LLC
3.900%, 02/15/24		24	23,538
3.700%, 02/15/26		62	58,780
EOG Resources, Inc.
4.375%, 04/15/30		100	94,739
EPR Properties
4.950%, 04/15/28		1,500	1,231,728
3.750%, 08/15/29		7,600	5,588,176
3.600%, 11/15/31		6,000	4,050,591
EQM Midstream Partners LP
Ω 4.750%, 01/15/31		6,000	5,014,200
Equifax, Inc.
3.250%, 06/01/26		900	818,779
3.100%, 05/15/30		4,000	3,267,041
Equinix, Inc.
2.500%, 05/15/31		1,145	871,900
Equitable Holdings, Inc.
# 4.350%, 04/20/28		800	742,446
Exelon Corp.
3.950%, 06/15/25		27	25,999
Expedia Group, Inc.
3.250%, 02/15/30		2,500	2,014,793
Exxon Mobil Corp.
0.524%, 06/26/28	EUR	3,000	2,543,310

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
0.835%, 06/26/32	EUR	3,000	$2,272,134
FedEx Corp.
1.625%, 01/11/27	EUR	2,000	1,796,982
3.400%, 02/15/28		1,000	902,861
3.100%, 08/05/29		510	434,616
0.950%, 05/04/33	EUR	3,900	2,655,757
4.900%, 01/15/34		1,300	1,183,315
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25		8,000	7,820,089
Fidelity National Financial, Inc.
3.400%, 06/15/30		2,907	2,331,923
2.450%, 03/15/31		2,350	1,709,462
Fidelity National Information Services, Inc.
2.000%, 05/21/30	EUR	3,000	2,518,341
3.360%, 05/21/31	GBP	3,143	2,992,034
Fiserv, Inc.
1.625%, 07/01/30	EUR	10,300	8,373,507
3.000%, 07/01/31	GBP	2,000	1,840,852
Five Corners Funding Trust II
Ω 2.850%, 05/15/30		1,500	1,220,363
Flex Ltd.
4.875%, 06/15/29		1,944	1,737,951
4.875%, 05/12/30		10,200	9,060,535
Flowserve Corp.
3.500%, 10/01/30		300	238,849
2.800%, 01/15/32		13,730	9,839,743
Ford Motor Co.
3.250%, 02/12/32		2,000	1,501,640
Ford Motor Credit Co. LLC
4.134%, 08/04/25		4,000	3,719,200
5.113%, 05/03/29		2,601	2,325,294
4.000%, 11/13/30		1,113	900,172
3.625%, 06/17/31		1,000	777,675
Fortune Brands Home & Security, Inc.
4.000%, 03/25/32		500	409,402
Fox Corp.
4.709%, 01/25/29		279	259,698
GATX Corp.
3.250%, 03/30/25		60	56,578
3.250%, 09/15/26		32	28,892
3.500%, 03/15/28		500	439,255
3.500%, 06/01/32		3,065	2,434,810
General Electric Co.
6.750%, 03/15/32		120	130,374
General Mills, Inc.
# 3.200%, 02/10/27		1,007	931,909
1.500%, 04/27/27	EUR	2,000	1,781,269
General Motors Co.
# 6.125%, 10/01/25		2,000	1,991,594
# 4.200%, 10/01/27		1,400	1,277,748
# 6.800%, 10/01/27		1,035	1,048,651
5.150%, 04/01/38		1,000	813,688

94

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
General Motors Financial Co., Inc.
5.250%, 03/01/26		178	$172,483
4.350%, 01/17/27		1,058	973,586
3.600%, 06/21/30		1,000	816,184
2.700%, 06/10/31		2,500	1,860,239
# 3.100%, 01/12/32		1,000	761,076
Georgia Power Co.
3.250%, 03/30/27		154	139,117
Georgia-Pacific LLC
Ω 2.300%, 04/30/30		1,000	808,462
Gilead Sciences, Inc.
5.650%, 12/01/41		700	671,045
GlaxoSmithKline Capital PLC
5.250%, 12/19/33	GBP	1,388	1,639,813
Global Payments, Inc.
4.800%, 04/01/26		69	66,258
2.900%, 05/15/30		2,900	2,307,748
GLP Capital LP/GLP Financing II, Inc.
5.300%, 01/15/29		5,500	4,953,514
3.250%, 01/15/32		1,000	745,410
Goldman Sachs Group, Inc.
4.000%, 03/03/24		250	245,424
Ω 1.625%, 07/27/26	EUR	1,175	1,065,546
Ω 2.000%, 03/22/28	EUR	2,000	1,756,906
3.800%, 03/15/30		950	818,835
Ω 1.875%, 12/16/30	GBP	3,000	2,556,524
Ω 3.000%, 02/12/31	EUR	500	440,413
Ω 0.750%, 03/23/32	EUR	6,379	4,456,960
6.125%, 02/15/33		2,484	2,479,517
Goodyear Tire & Rubber Co.
# 4.875%, 03/15/27		2,739	2,492,490
Graphic Packaging International LLC
Ω 4.750%, 07/15/27		1,151	1,059,454
Ω 3.500%, 03/15/28		2,879	2,489,286
Ω 3.750%, 02/01/30		4,540	3,903,310
Halliburton Co.
3.800%, 11/15/25		48	46,131
2.920%, 03/01/30		300	252,295
Hanesbrands, Inc.
#Ω 4.875%, 05/15/26		7,800	7,156,500
Harley-Davidson, Inc.
# 3.500%, 07/28/25		42	39,376
Hasbro, Inc.
# 3.500%, 09/15/27		3,135	2,814,488
6.350%, 03/15/40		1,350	1,234,700
HAT Holdings I LLC / HAT Holdings II LLC
Ω 3.750%, 09/15/30		5,400	3,726,000
HCA, Inc.
3.500%, 09/01/30		725	600,590
7.500%, 11/06/33		273	272,756

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Health Care Service Corp. A
Mutual Legal Reserve Co.
Ω 2.200%, 06/01/30		2,800	$2,182,157
Healthcare Reality
Holdings LP
2.000%, 03/15/31		1,600	1,152,361
Home Depot, Inc.
5.875%, 12/16/36		2,000	2,056,780
Honeywell International, Inc.
2.500%, 11/01/26		102	93,200
2.250%, 02/22/28	EUR	3,905	3,569,805
Howmet Aerospace, Inc.
# 6.875%, 05/01/25		32	32,711
6.750%, 01/15/28		700	698,901
# 5.950%, 02/01/37		500	458,029
HP, Inc.
3.400%, 06/17/30		1,601	1,301,792
# 6.000%, 09/15/41		8,000	7,088,875
Humana, Inc.
3.850%, 10/01/24		91	88,700
Huntsman International LLC
4.500%, 05/01/29		5,550	4,833,997
Hyatt Hotels Corp.
4.375%, 09/15/28		5,300	4,729,311
Intercontinental Exchange, Inc.
1.850%, 09/15/32		2,000	1,451,940
International Business Machines Corp.
1.750%, 03/07/28	EUR	1,000	906,490
3.500%, 05/15/29		800	716,198
1.500%, 05/23/29	EUR	500	438,323
0.875%, 02/09/30	EUR	2,900	2,383,669
1.950%, 05/15/30		400	315,110
1.750%, 01/31/31	EUR	2,123	1,823,331
0.650%, 02/11/32	EUR	13,860	10,459,904
International Flavors & Fragrances, Inc.
Ω 3.268%, 11/15/40		1,500	999,757
Interpublic Group of Cos., Inc.
4.200%, 04/15/24		274	268,389
4.650%, 10/01/28		500	462,996
Invitation Homes Operating Partnership LP
2.000%, 08/15/31		1,000	701,979
2.700%, 01/15/34		2,100	1,451,441
Jabil, Inc.
3.600%, 01/15/30		1,883	1,578,606
Jackson Financial, Inc.
# 3.125%, 11/23/31		1,671	1,231,833
Janus Henderson U.S. Holdings, Inc.
4.875%, 08/01/25		106	103,873
Jefferies Group LLC
2.750%, 10/15/32		1,000	691,790

95

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27		57	$53,499
2.625%, 10/15/31		1,200	853,452
JM Smucker Co.
3.500%, 03/15/25		58	55,613
John Deere Cash Management Sarl
Ω 2.200%, 04/02/32	EUR	2,000	1,769,837
Johnson & Johnson
2.450%, 03/01/26		38	35,493
2.950%, 03/03/27		100	93,031
JPMorgan Chase & Co.
3.900%, 07/15/25		129	124,579
5.500%, 10/15/40		700	643,351
Juniper Networks, Inc.
3.750%, 08/15/29		4,000	3,429,852
2.000%, 12/10/30		750	543,028
KB Home
# 4.000%, 06/15/31		6,540	4,954,050
Kellogg Co.
3.250%, 04/01/26		661	619,116
7.450%, 04/01/31		61	65,925
Kemper Corp.
2.400%, 09/30/30		4,400	3,314,148
# 3.800%, 02/23/32		3,500	2,849,511
Kilroy Realty LP
2.500%, 11/15/32		10,500	7,287,684
Kimco Realty Corp.
1.900%, 03/01/28		400	324,945
Kinder Morgan Energy Partners LP
6.950%, 01/15/38		3,300	3,279,146
Kraft Heinz Foods Co.
Ω 2.250%, 05/25/28	EUR	200	178,082
Kroger Co.
# 3.700%, 08/01/27		3,394	3,139,762
7.500%, 04/01/31		90	99,043
Kroger Co.
6.900%, 04/15/38		1,500	1,554,167
Laboratory Corp. of America Holdings
4.000%, 11/01/23		45	44,510
Las Vegas Sands Corp.
# 3.900%, 08/08/29		9,721	7,857,375
Lazard Group LLC
4.500%, 09/19/28		1,800	1,632,624
Lear Corp.
3.800%, 09/15/27		2,076	1,876,737
4.250%, 05/15/29		1,000	875,617
Legg Mason, Inc.
3.950%, 07/15/24		55	53,590
4.750%, 03/15/26		23	22,600
Liberty Mutual Group, Inc.
Ω 2.750%, 05/04/26	EUR	5,200	4,927,577

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Ω 4.569%, 02/01/29		78	$69,999
Lincoln National Corp.
3.050%, 01/15/30		7,900	6,495,199
# 3.400%, 01/15/31		127	104,719
Lockheed Martin Corp.
3.550%, 01/15/26		28	26,926
4.500%, 05/15/36		700	636,123
Loews Corp.
2.625%, 05/15/23		44	43,426
3.200%, 05/15/30		1,000	841,182
Lowe’s Cos., Inc.
3.375%, 09/15/25		61	57,938
LYB International Finance II BV
1.625%, 09/17/31	EUR	6,500	4,969,700
Marathon Petroleum Corp.
3.625%, 09/15/24		96	92,740
Markel Corp.
3.350%, 09/17/29		4,300	3,648,546
Marriott International, Inc.
3.750%, 03/15/25		1,500	1,437,757
4.000%, 04/15/28		5,901	5,321,239
4.650%, 12/01/28		650	600,650
2.750%, 10/15/33		250	181,507
Mars, Inc.
Ω 3.600%, 04/01/34		595	499,242
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24		97	94,281
1.349%, 09/21/26	EUR	6,000	5,363,468
4.375%, 03/15/29		800	755,548
2.250%, 11/15/30		1,650	1,292,797
2.375%, 12/15/31		1,900	1,472,407
Masonite International Corp.
Ω 3.500%, 02/15/30		10,200	8,105,940
McDonald’s Corp.
Ω 1.500%, 11/28/29	EUR	1,000	849,292
Ω 5.875%, 04/23/32	GBP	750	909,776
McKesson Corp.
3.125%, 02/17/29	GBP	4,420	4,283,167
Medtronic Global Holdings SCA
1.625%, 03/07/31	EUR	4,600	3,909,316
Merck & Co., Inc.
2.750%, 02/10/25		136	129,933
MetLife, Inc.
# 3.600%, 04/10/24		189	184,836
# 4.550%, 03/23/30		500	474,728
6.500%, 12/15/32		281	295,801
MGM Resorts International
5.750%, 06/15/25		2,928	2,840,160
4.625%, 09/01/26		2,693	2,457,362
Micron Technology, Inc.
5.327%, 02/06/29		550	509,883
Microsoft Corp.
4.200%, 11/03/35		900	837,638

96

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Molina Healthcare, Inc.
Ω 3.875%, 11/15/30		6,000	$5,098,783
Ω 3.875%, 05/15/32		4,850	4,044,900
Molson Coors Beverage Co.
1.250%, 07/15/24	EUR	1,200	1,131,803
3.000%, 07/15/26		687	625,826
Mondelez International, Inc.
1.625%, 03/08/27	EUR	2,500	2,256,169
Morgan Stanley
1.375%, 10/27/26	EUR	2,550	2,271,753
1.875%, 04/27/27	EUR	1,856	1,657,339
7.250%, 04/01/32		1,500	1,610,995
Morgan Stanley Domestic Holdings, Inc.
3.800%, 08/24/27		200	183,169
4.500%, 06/20/28		3,297	3,077,919
Mosaic Co.
4.050%, 11/15/27		866	801,403
Motorola Solutions, Inc.
4.600%, 02/23/28		100	93,696
4.600%, 05/23/29		260	239,017
MPLX LP
4.125%, 03/01/27		2,876	2,666,351
4.000%, 03/15/28		1,500	1,356,973
4.500%, 04/15/38		3,500	2,790,220
Mylan, Inc.
4.200%, 11/29/23		52	51,018
Nasdaq, Inc.
1.750%, 03/28/29	EUR	5,924	4,946,068
0.900%, 07/30/33	EUR	1,000	669,195
National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32		1,232	1,424,524
Netflix, Inc.
4.875%, 04/15/28		3,040	2,884,990
# 5.875%, 11/15/28		2,800	2,779,000
Ω 5.375%, 11/15/29		1,000	950,000
Newell Brands, Inc.
4.875%, 06/01/25		2,320	2,239,867
NewMarket Corp.
2.700%, 03/18/31		3,255	2,470,309
NextEra Energy Capital Holdings, Inc.
3.550%, 05/01/27		784	721,754
NextEra Energy Operating Partners LP
Ω 3.875%, 10/15/26		2,980	2,762,311
Ω 4.500%, 09/15/27		4,700	4,371,000
Nordstrom, Inc.
# 4.000%, 03/15/27		1,500	1,271,734
# 4.375%, 04/01/30		2,300	1,765,250
Norfolk Southern Corp.
2.900%, 06/15/26		526	485,828
NOV, Inc.
3.600%, 12/01/29		5,000	4,254,834

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Nucor Corp.
2.700%, 06/01/30		400	$326,101
3.125%, 04/01/32		7,300	5,915,778
NuStar Logistics LP
5.625%, 04/28/27		432	400,812
Nuveen Finance LLC
Ω 4.125%, 11/01/24		32	30,992
Omnicom Group, Inc.
4.200%, 06/01/30		300	269,458
OneMain Finance Corp.
6.875%, 03/15/25		3,500	3,395,000
7.125%, 03/15/26		5,000	4,815,000
ONEOK, Inc.
4.000%, 07/13/27		77	69,801
4.550%, 07/15/28		1,766	1,602,639
4.350%, 03/15/29		3,073	2,730,163
6.350%, 01/15/31		2,000	1,973,037
Oracle Corp.
4.300%, 07/08/34		500	411,273
3.800%, 11/15/37		2,000	1,453,686
5.375%, 07/15/40		1,100	916,367
3.650%, 03/25/41		6,000	4,063,198
O’Reilly Automotive, Inc.
3.600%, 09/01/27		2,200	2,028,803
Owens Corning
3.875%, 06/01/30		583	504,512
Paramount Global
7.875%, 07/30/30		2,013	2,092,323
4.950%, 01/15/31		500	436,394
4.200%, 05/19/32		3,000	2,401,936
5.500%, 05/15/33		400	350,246
Parker-Hannifin Corp.
3.300%, 11/21/24		71	68,494
3.250%, 06/14/29		2,550	2,211,694
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω 3.400%, 11/15/26		1,589	1,436,869
PepsiCo, Inc.
0.875%, 07/18/28	EUR	1,500	1,298,101
PerkinElmer, Inc.
3.300%, 09/15/29		1,100	924,135
Perrigo Finance Unlimited Co.
4.375%, 03/15/26		2,500	2,342,150
Pfizer, Inc.
1.700%, 05/28/30		6,200	4,938,537
3.900%, 03/15/39		400	338,192
Philip Morris International, Inc.
3.250%, 11/10/24		68	65,430
0.125%, 08/03/26	EUR	2,500	2,130,049
2.875%, 05/14/29	EUR	2,650	2,295,500
3.375%, 08/15/29		1,600	1,368,605
0.800%, 08/01/31	EUR	3,200	2,231,136

97

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Piedmont Operating Partnership LP
3.150%, 08/15/30		5,300	$3,996,908
Plains All American Pipeline LP / PAA Finance Corp.
6.700%, 05/15/36		800	761,466
6.650%, 01/15/37		1,700	1,596,155
Plains All American Pipeline LP/PAA Finance Corp.
3.800%, 09/15/30		5,000	4,168,643
PNC Financial Services Group, Inc.
2.550%, 01/22/30		5,000	4,048,333
PPG Industries, Inc.
1.400%, 03/13/27	EUR	1,800	1,569,756
2.800%, 08/15/29		947	798,176
2.550%, 06/15/30		6,000	4,878,150
Primerica, Inc.
2.800%, 11/19/31		4,350	3,401,841
Principal Financial Group, Inc.
3.125%, 05/15/23		52	51,445
3.100%, 11/15/26		53	48,163
3.700%, 05/15/29		3,000	2,656,127
Procter & Gamble Co.
2.450%, 11/03/26		13	11,945
4.875%, 05/11/27	EUR	1,000	1,063,734
Ω 6.250%, 01/31/30	GBP	563	701,232
Progress Energy, Inc.
7.750%, 03/01/31		1,130	1,239,886
7.000%, 10/30/31		630	662,523
Prologis Euro Finance LLC
0.625%, 09/10/31	EUR	1,493	1,051,174
0.500%, 02/16/32	EUR	11,500	7,838,125
Prologis International Funding II SA
Ω 2.375%, 11/14/30	EUR	4,550	3,783,970
Ω 1.625%, 06/17/32	EUR	3,000	2,158,693
Prologis LP
2.250%, 04/15/30		504	405,814
Public Service Enterprise Group, Inc.
8.625%, 04/15/31		575	651,524
Public Storage
0.875%, 01/24/32	EUR	2,400	1,693,642
PulteGroup, Inc.
5.500%, 03/01/26		759	744,741
# 5.000%, 01/15/27		2,763	2,653,572
6.000%, 02/15/35		800	710,969
Quanta Services, Inc.
2.900%, 10/01/30		301	237,588
Quest Diagnostics, Inc.
3.500%, 03/30/25		4	3,834
4.200%, 06/30/29		925	849,411

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Radian Group, Inc.
4.500%, 10/01/24		6,000	$5,679,725
Ralph Lauren Corp.
# 2.950%, 06/15/30		4,872	4,082,888
Rayonier LP
2.750%, 05/17/31		2,385	1,837,972
Raytheon Technologies Corp.
2.250%, 07/01/30		400	322,213
Realty Income Corp.
5.875%, 03/15/35		156	149,861
Reinsurance Group of America, Inc.
# 4.700%, 09/15/23		45	44,783
Rockwell Automation, Inc.
2.875%, 03/01/25		67	64,005
Royalty Pharma PLC
# 2.150%, 09/02/31		1,600	1,167,177
3.300%, 09/02/40		900	598,346
Sabra Health Care LP
3.900%, 10/15/29		8,230	6,532,509
3.200%, 12/01/31		3,658	2,636,891
Schlumberger Finance BV
Ω 0.500%, 10/15/31	EUR	5,600	4,199,460
Ω 2.000%, 05/06/32	EUR	2,900	2,457,627
Seagate HDD Cayman
4.091%, 06/01/29		1,900	1,521,577
4.125%, 01/15/31		9,500	7,144,000
5.750%, 12/01/34		2,800	2,277,037
Sealed Air Corp.
Ω 4.000%, 12/01/27		1,600	1,425,086
Ω 6.875%, 07/15/33		3,492	3,344,603
Sempra Energy
3.800%, 02/01/38		1,253	949,833
Sensata Technologies BV
Ω 5.000%, 10/01/25		5,859	5,676,796
Sensata Technologies, Inc.
Ω 4.375%, 02/15/30		5,000	4,301,050
Simon Property Group LP
2.450%, 09/13/29		6,500	5,207,199
2.650%, 07/15/30		7,264	5,745,096
2.250%, 01/15/32		500	364,559
Southern Power Co.
1.850%, 06/20/26	EUR	1,200	1,108,195
Southwest Airlines Co.
3.000%, 11/15/26		1,107	995,292
Southwest Gas Corp.
2.200%, 06/15/30		900	672,244
Steel Dynamics, Inc.
3.250%, 01/15/31		700	568,646
Steelcase, Inc.
# 5.125%, 01/18/29		5,542	4,850,913
Stellantis Finance US, Inc.
Ω 2.691%, 09/15/31		800	569,847
STORE Capital Corp.
4.625%, 03/15/29		1,200	1,109,896

98

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Stryker Corp.
3.375%, 05/15/24		6	$5,841
2.125%, 11/30/27	EUR	7,009	6,412,796
Sutter Health
2.294%, 08/15/30		2,400	1,890,027
Tanger Properties LP
2.750%, 09/01/31		1,000	683,585
Tapestry, Inc.
3.050%, 03/15/32		1,800	1,324,328
Targa Resources Corp.
4.200%, 02/01/33		1,500	1,252,215
Target Corp.
2.500%, 04/15/26		31	28,652
Taylor Morrison Communities, Inc.
Ω 5.875%, 06/15/27		100	93,775
Ω 5.750%, 01/15/28		5,000	4,582,875
Ω 5.125%, 08/01/30		2,100	1,742,341
Teledyne FLIR LLC
2.500%, 08/01/30		2,000	1,559,468
Textron, Inc.
2.450%, 03/15/31		1,000	766,428
Thermo Fisher Scientific Finance I BV
0.800%, 10/18/30	EUR	3,000	2,406,433
Thermo Fisher Scientific, Inc.
1.450%, 03/16/27	EUR	1,000	910,208
1.375%, 09/12/28	EUR	1,315	1,154,332
0.875%, 10/01/31	EUR	8,300	6,516,323
2.375%, 04/15/32	EUR	4,821	4,280,008
Timken Co.
# 4.125%, 04/01/32		600	520,907
Toll Brothers Finance Corp.
4.875%, 03/15/27		1,800	1,638,603
4.350%, 02/15/28		4,018	3,482,262
3.800%, 11/01/29		4,000	3,247,921
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, 06/15/24		3,400	3,341,483
TWDC Enterprises 18 Corp.
4.125%, 12/01/41		545	441,655
Twitter, Inc.
#Ω 3.875%, 12/15/27		7,300	7,363,875
Under Armour, Inc.
3.250%, 06/15/26		6,250	5,390,625
United States Cellular Corp.
6.700%, 12/15/33		800	761,944
UnitedHealth Group, Inc.
2.750%, 02/15/23		101	100,464
4.625%, 07/15/35		1,000	918,302
Unum Group
3.875%, 11/05/25		23	21,924
4.000%, 06/15/29		5,100	4,454,934
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		2,173	1,979,075
Ω 3.125%, 11/22/28	EUR	3,400	2,933,457

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Verizon Communications, Inc.
1.375%, 10/27/26	EUR	1,500	$1,366,904
4.329%, 09/21/28		200	187,493
1.375%, 11/02/28	EUR	2,000	1,724,555
4.016%, 12/03/29		183	164,937
2.625%, 12/01/31	EUR	2,500	2,217,365
2.355%, 03/15/32		53	40,149
4.750%, 02/17/34	GBP	1,500	1,620,858
VF Corp.
2.950%, 04/23/30		2,166	1,747,377
Viatris, Inc.
3.850%, 06/22/40		12,500	7,789,680
VMware, Inc.
# 3.900%, 08/21/27		3,521	3,223,315
Vontier Corp.
2.950%, 04/01/31		13,875	9,736,504
Vornado Realty LP
3.400%, 06/01/31		4,650	3,450,585
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		1,064	996,117
2.125%, 11/20/26	EUR	2,700	2,500,562
3.200%, 04/15/30		330	276,433
Walmart, Inc.
4.875%, 09/21/29	EUR	1,166	1,249,553
5.750%, 12/19/30	GBP	2,119	2,603,390
5.250%, 09/28/35	GBP	4,886	5,876,769
Walt Disney Co.
# 3.800%, 03/22/30		1,496	1,362,839
2.650%, 01/13/31		1,000	828,414
6.400%, 12/15/35		300	318,171
Waste Management, Inc.
2.950%, 06/01/41		1,000	702,199
WEC Energy Group, Inc.
3.550%, 06/15/25		12	11,427
Wells Fargo & Co.
3.000%, 02/19/25		190	179,448
3.000%, 04/22/26		32	29,285
Ω 2.000%, 04/27/26	EUR	800	732,024
Ω 1.375%, 10/26/26	EUR	3,500	3,084,140
Ω 1.000%, 02/02/27	EUR	6,900	5,929,449
Ω 1.000%, 02/02/27	EUR	800	687,472
Ω 4.150%, 01/24/29		1,000	910,124
Ω 2.500%, 05/02/29	GBP	750	697,491
Ω 0.625%, 03/25/30	EUR	1,016	754,297
Ω 0.625%, 08/14/30	EUR	3,461	2,532,766
Welltower, Inc.
3.100%, 01/15/30		1,000	816,379
Western Digital Corp.
4.750%, 02/15/26		5,980	5,524,802
2.850%, 02/01/29		4,800	3,711,264
Westlake Corp.
1.625%, 07/17/29	EUR	6,000	4,577,964
3.375%, 06/15/30		1,100	917,759
WestRock MWV LLC
8.200%, 01/15/30		180	197,760

99

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Weyerhaeuser Co.
7.375%, 03/15/32		254	$270,266
Whirlpool Corp.
3.700%, 05/01/25		145	139,662
# 4.750%, 02/26/29		400	371,974
Whirlpool Finance Luxembourg Sarl
1.250%, 11/02/26	EUR	1,200	1,074,119
1.100%, 11/09/27	EUR	500	423,617
Williams Cos., Inc.
4.000%, 09/15/25		136	130,440
3.750%, 06/15/27		16	14,705
Wisconsin Electric Power Co.
3.100%, 06/01/25		37	35,074
Wisconsin Power & Light Co.
1.950%, 09/16/31		750	571,159
Wisconsin Power and Light Co.
3.000%, 07/01/29		1,000	863,379
WP Carey, Inc.
2.450%, 02/01/32		1,900	1,394,459
WRKCo, Inc.
4.200%, 06/01/32		2,200	1,894,494
Xerox Corp.
3.800%, 05/15/24		2,050	1,953,568
Xerox Holdings Corp.
Ω 5.000%, 08/15/25		5,000	4,514,150

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Ω 5.500%, 08/15/28	1,000	$790,000
Yum! Brands, Inc.
Ω 4.750%, 01/15/30	3,875	3,463,281
3.625%, 03/15/31	5,370	4,309,425
Zoetis, Inc.
3.000%, 09/12/27	62	55,547

TOTAL UNITED STATES		1,195,496,557

TOTAL BONDS		2,221,710,161

U.S. TREASURY OBLIGATIONS — (0.2%)
U.S. Treasury Notes
0.375%, 04/15/24	5,000	4,700,586

TOTAL INVESTMENT SECURITIES (Cost $3,036,661,314)		2,465,731,859

	Shares
SECURITIES LENDING COLLATERAL — (2.3%)
@§ The DFA Short Term Investment Fund	4,949,707	57,223,560

TOTAL INVESTMENTS — (100.0%) (Cost $3,093,907,433)		$2,522,955,419

As of October 31, 2022, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	12,244,653	EUR	11,874,230	Bank of New York Mellon	11/09/22	$504,344
USD	147,577	EUR	142,935	Citibank, N.A.	11/09/22	6,254
USD	34,411,099	EUR	33,503,281	HSBC Bank	11/09/22	1,285,678
USD	900,215	EUR	891,634	Morgan Stanley and Co. International	11/09/22	18,637
USD	22,991,314	EUR	22,899,685	State Street Bank and Trust	11/09/22	349,898
DKK	6,438,663	USD	841,640	Citibank, N.A.	11/18/22	13,977
USD	453,818	DKK	3,366,881	Citibank, N.A.	11/18/22	6,402
USD	357,696	DKK	2,655,973	Morgan Stanley and Co. International	11/18/22	4,751
USD	15,535,537	DKK	115,239,544	State Street Bank and Trust	11/18/22	221,665
NZD	415,034	USD	231,825	Australia & New Zealand Banking Group Ltd.	11/22/22	9,558
NZD	411,814	USD	230,653	Bank of New York Mellon	11/22/22	8,857
NZD	678,879	USD	387,723	Citibank, N.A.	11/22/22	7,112
USD	8,662,604	NZD	14,030,578	State Street Bank and Trust	11/22/22	502,447
USD	2,922,520	EUR	2,919,762	Morgan Stanley and Co. International	11/23/22	32,789
USD	20,090,565	EUR	20,042,602	State Street Bank and Trust	11/23/22	254,111
USD	36,574,341	EUR	36,599,558	UBS AG	11/23/22	351,229
CAD	11,778,229	USD	8,575,089	Citibank, N.A.	11/30/22	71,791
USD	1,766,497	CAD	2,394,819	Citibank, N.A.	11/30/22	8,363

100

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	53,982,368	CAD	71,092,263	HSBC Bank	11/30/22	$1,790,635
CAD	23,022,244	USD	16,790,815	HSBC Bank	11/30/22	110,754
USD	182,686	NZD	313,899	Citibank, N.A.	12/01/22	98
USD	205,874	NZD	351,966	UBS AG	12/01/22	1,143
CAD	9,310,783	USD	6,771,645	Citibank, N.A.	12/09/22	64,949
CAD	8,872,358	USD	6,507,435	State Street Bank and Trust	12/09/22	7,238
USD	58,754,469	CAD	76,355,428	UBS AG	12/09/22	2,689,252
USD	68,786,231	JPY	9,856,217,457	Morgan Stanley and Co. International	12/22/22	2,077,377
USD	54,273,743	AUD	83,683,457	Bank of New York Mellon	12/28/22	645,940
USD	90,810,233	EUR	90,914,412	HSBC Bank	12/28/22	531,852
AUD	4,170,078	USD	2,629,956	State Street Bank and Trust	12/28/22	42,402
USD	16,675,865	EUR	16,556,383	State Street Bank and Trust	01/03/23	225,150
EUR	8,817,639	USD	8,625,663	State Street Bank and Trust	01/03/23	135,699
USD	8,892,445	EUR	8,891,885	HSBC Bank	01/04/23	56,668
USD	19,677,822	AUD	30,674,177	Citibank, N.A.	01/06/23	13,904
USD	1,554,696	AUD	2,388,076	Morgan Stanley and Co. International	01/06/23	23,801
AUD	2,777,558	USD	1,760,402	Citibank, N.A.	01/10/23	20,424
EUR	25,753,650	USD	25,612,674	UBS AG	01/18/23	4,572
USD	77,806,234	EUR	77,122,848	UBS AG	01/25/23	1,052,723
USD	44,536,676	GBP	38,378,130	State Street Bank and Trust	01/26/23	395,808

Total Appreciation						$13,548,252
USD	41,785,549	GBP	37,853,827	State Street Bank and Trust	11/14/22	$(1,639,125)
DKK	2,725,141	USD	368,237	Citibank, N.A.	11/18/22	(6,100)
DKK	1,463,083	USD	198,225	Morgan Stanley and Co. International	11/18/22	(3,800)
DKK	1,650,168	USD	220,126	UBS AG	11/18/22	(840)
NZD	255,967	USD	156,491	Citibank, N.A.	11/22/22	(7,621)
NZD	294,983	USD	181,783	State Street Bank and Trust	11/22/22	(10,221)
CAD	11,775,801	USD	8,764,870	Citibank, N.A.	11/30/22	(119,774)
USD	157,055	NZD	276,859	Morgan Stanley and Co. International	12/01/22	(3,988)
USD	4,874,007	NZD	8,561,132	UBS AG	12/01/22	(105,825)
CAD	14,352,469	USD	10,808,578	HSBC Bank	12/09/22	(270,044)
EUR	4,647,642	USD	4,707,155	UBS AG	12/28/22	(92,028)
USD	1,113,725	EUR	1,138,884	HSBC Bank	01/03/23	(17,890)
EUR	18,684,759	USD	18,720,071	HSBC Bank	01/03/23	(154,564)
USD	94,455,793	EUR	95,970,183	State Street Bank and Trust	01/03/23	(901,880)
USD	5,173,055	EUR	5,284,322	Bank of New York Mellon	01/04/23	(77,923)
USD	6,789,392	EUR	6,849,688	HSBC Bank	01/04/23	(17,075)
USD	21,651,279	EUR	21,983,708	State Street Bank and Trust	01/04/23	(193,713)
AUD	10,974,911	USD	7,065,703	Citibank, N.A.	01/10/23	(29,160)
USD	53,081,599	AUD	83,957,857	UBS AG	01/10/23	(747,817)
USD	57,098,248	EUR	58,664,394	Societe Generale	01/12/23	(1,229,935)
USD	105,137,463	EUR	106,805,834	State Street Bank and Trust	01/18/23	(1,102,676)
USD	66,425,578	EUR	67,092,416	Citibank, N.A.	01/19/23	(316,347)
USD	34,075,968	CAD	47,078,257	Citibank, N.A.	01/20/23	(518,309)
CAD	6,332,528	USD	4,653,364	State Street Bank and Trust	01/20/23	(64)
USD	37,638,752	GBP	33,176,292	Citibank, N.A.	01/23/23	(516,163)
USD	66,763,207	EUR	67,167,522	State Street Bank and Trust	01/24/23	(77,781)
USD	43,661,802	GBP	38,483,769	State Street Bank and Trust	01/24/23	(598,229)

Total (Depreciation)						$(8,758,892)

Total Appreciation (Depreciation)						$4,789,360

101

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$239,321,112	—	$239,321,112
Bonds
Australia	—	148,339,326	—	148,339,326
Belgium	—	2,753,336	—	2,753,336
Canada	—	223,239,944	—	223,239,944
Denmark	—	18,780,743	—	18,780,743
Finland	—	28,097,330	—	28,097,330
France	—	107,871,152	—	107,871,152
Germany	—	66,000,502	—	66,000,502
Hong Kong	—	16,317,538	—	16,317,538
Italy	—	25,773,081	—	25,773,081
Japan	—	87,190,671	—	87,190,671
Luxembourg	—	6,051,346	—	6,051,346
Netherlands	—	66,061,993	—	66,061,993
New Zealand	—	12,605,841	—	12,605,841
Norway	—	20,718,837	—	20,718,837
Spain	—	31,528,500	—	31,528,500
Supranational Organization Obligations	—	26,554,269	—	26,554,269
Sweden	—	5,135,081	—	5,135,081
Switzerland	—	22,549,500	—	22,549,500
United Kingdom	—	110,644,614	—	110,644,614
United States	—	1,195,496,557	—	1,195,496,557
U.S. Treasury Obligations	—	4,700,586	—	4,700,586
Securities Lending Collateral	—	57,223,560	—	57,223,560
Forward Currency Contracts**	—	4,789,360	—	4,789,360

TOTAL	—	$2,527,744,779	—	$2,527,744,779

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

102

DFA INVESTMENT GRADE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

	Face Amount^	Value†
	(000)
AGENCY OBLIGATIONS — (15.8%)
Federal Farm Credit Banks Funding Corp.
2.630%, 08/03/26	5,760	$5,381,148
Federal Home Loan Bank
# 2.750%, 12/13/24	37,645	36,204,179
3.125%, 09/12/25	10,000	9,601,510
5.750%, 06/12/26	11,775	12,247,897
2.500%, 12/10/27	4,000	3,647,852
3.000%, 03/10/28	30,815	28,601,326
3.250%, 06/09/28	109,035	102,487,739
# 3.250%, 11/16/28	91,250	86,054,051
2.125%, 09/14/29	10,000	8,684,472
2.125%, 12/14/29	23,735	20,373,528
5.500%, 07/15/36	22,355	23,653,546
Federal Home Loan Mortgage Corp.
# 6.750%, 09/15/29	76,476	87,097,466
6.750%, 03/15/31	100,575	115,864,750
# 6.250%, 07/15/32	105,446	119,177,109
Federal National Mortgage Association
# 2.125%, 04/24/26	86,970	80,522,076
# 1.875%, 09/24/26	168,929	153,745,996
# 0.750%, 10/08/27	73,250	61,689,018
6.250%, 05/15/29	102,508	113,227,257
7.125%, 01/15/30	72,196	84,154,166
7.250%, 05/15/30	72,729	85,785,207
# 0.875%, 08/05/30	239,600	183,917,691
# 6.625%, 11/15/30	103,212	117,981,164
Tennessee Valley Authority
2.875%, 02/01/27	31,804	29,809,869
7.125%, 05/01/30	70,383	82,058,000
1.500%, 09/15/31	10,000	7,664,409
4.650%, 06/15/35	5,000	4,818,360

TOTAL AGENCY OBLIGATIONS		1,664,449,786

BONDS — (55.6%)
AUSTRALIA — (2.0%)
Commonwealth Bank of Australia
Ω 3.150%, 09/19/27	290	262,996
#Ω 1.875%, 09/15/31	2,000	1,511,356
Glencore Funding LLC
#Ω 2.500%, 09/01/30	4,600	3,539,035
#Ω 2.850%, 04/27/31	33,500	25,932,546
Ω 2.625%, 09/23/31	11,000	8,247,553
Macquarie Bank Ltd.
#Ω 3.900%, 01/15/26	24,711	23,544,935
National Australia Bank Ltd.
3.375%, 01/14/26	3,000	2,831,906
#Ω 3.500%, 01/10/27	15,999	14,911,014

		Face Amount^	Value†
		(000)
AUSTRALIA — (Continued)
Westpac Banking Corp.
# 3.350%, 03/08/27		34,467	$31,892,435
2.650%, 01/16/30		8,160	6,857,978
# 2.150%, 06/03/31		113,030	89,519,383

TOTAL AUSTRALIA			209,051,137

BELGIUM — (0.3%)
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 04/13/28		12,800	12,094,186
# 4.900%, 01/23/31		1,600	1,564,300
5.875%, 06/15/35		2,846	2,822,203
4.375%, 04/15/38		400	341,561
5.450%, 01/23/39		6,000	5,636,801
4.950%, 01/15/42		5,000	4,425,320
Solvay Finance America LLC
Ω 4.450%, 12/03/25		865	823,672

TOTAL BELGIUM			27,708,043

CANADA — (2.3%)
Alimentation Couche-Tard, Inc.
Ω 3.550%, 07/26/27		1,380	1,235,421
Ω 3.439%, 05/13/41		15,600	10,405,019
Bank of Montreal
2.750%, 06/15/27	EUR	1,400	1,296,248
Bank of Nova Scotia
# 2.450%, 02/02/32		25,975	19,452,784
Barrick North America Finance LLC
# 5.700%, 05/30/41		4,500	4,223,971
Brookfield Finance, Inc.
4.350%, 04/15/30		5,500	4,849,644
Canadian Natural Resources Ltd.
2.950%, 07/15/30		12,722	10,437,395
5.850%, 02/01/35		3,000	2,785,137
6.250%, 03/15/38		6,000	5,769,175
Emera U.S. Finance LP
2.639%, 06/15/31		3,000	2,300,539
Enbridge Energy Partners LP
7.500%, 04/15/38		3,000	3,162,328
Enbridge, Inc.
3.500%, 06/10/24		1,280	1,240,533
Fairfax Financial Holdings Ltd.
3.375%, 03/03/31		3,400	2,664,468
ITC Holdings Corp.
3.650%, 06/15/24		9,714	9,422,057
Nutrien Ltd.
3.000%, 04/01/25		3,460	3,272,766

103

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
CANADA — (Continued)
Ontario Teachers’ Finance Trust
Ω 2.000%, 04/16/31		36,200	$29,167,545
Province of Alberta Canada
1.300%, 07/22/30		10,000	7,835,600
Province of Ontario Canada
1.125%, 10/07/30		21,000	16,098,478
1.600%, 02/25/31		5,000	3,958,900
Royal Bank of Canada
2.300%, 11/03/31		5,000	3,804,896
Spectra Energy Partners LP
4.750%, 03/15/24		1,915	1,897,229
Suncor Energy, Inc.
6.800%, 05/15/38		7,983	7,968,284
6.850%, 06/01/39		3,000	3,022,702
Thomson Reuters Corp.
4.300%, 11/23/23		5,120	5,072,354
Toronto-Dominion Bank
2.000%, 09/10/31		7,000	5,190,047
3.200%, 03/10/32		45,000	36,547,000
4.456%, 06/08/32		21,850	19,636,337
TransCanada PipeLines Ltd.
4.875%, 01/15/26		4,060	3,965,309
4.250%, 05/15/28		300	278,189
# 4.625%, 03/01/34		20,566	17,961,392

TOTAL CANADA			244,921,747

DENMARK — (0.0%)
Danske Bank AS
Ω 4.375%, 06/12/28		2,000	1,737,147

FINLAND — (0.0%)
OP Corporate Bank PLC
Ω 1.375%, 09/04/26	GBP	1,950	1,890,046

FRANCE — (0.6%)
Airbus SE
Ω 3.150%, 04/10/27		7,500	6,860,299
Banque Federative du Credit Mutuel SA
Ω 1.000%, 07/16/26	GBP	4,700	4,622,568
BNP Paribas SA
#Ω 3.500%, 11/16/27		500	434,935
#Ω 4.400%, 08/14/28		2,600	2,301,955
BPCE SA
Ω 0.010%, 01/14/27	EUR	1,700	1,439,647
Electricite de France SA
#Ω 3.625%, 10/13/25		6,638	6,266,816
Sanofi
3.625%, 06/19/28		18,000	16,702,387
Societe Generale SA
#Ω 3.000%, 01/22/30		5,000	3,807,508
TotalEnergies Capital International SA
# 3.750%, 04/10/24		4,800	4,729,776

		Face Amount^	Value†
		(000)
FRANCE — (Continued)
# 2.829%, 01/10/30		5,000	$4,291,528
# 2.986%, 06/29/41		9,127	6,427,722

TOTAL FRANCE			57,885,141

GERMANY — (1.1%)
Bayer U.S. Finance II LLC
Ω 5.500%, 08/15/25		2,240	2,213,289
Ω 4.375%, 12/15/28		14,000	12,745,424
Bayer U.S. Finance LLC
#Ω 3.375%, 10/08/24		9,544	9,175,440
Bayer US Finance II LLC
Ω 4.625%, 06/25/38		700	572,377
BMW U.S. Capital LLC
Ω 2.800%, 04/11/26		20,330	18,631,159
Ω 3.300%, 04/06/27		6,742	6,157,585
Ω 1.000%, 04/20/27	EUR	4,800	4,321,345
Ω 4.150%, 04/09/30		1,330	1,214,692
Fresenius Medical Care
U.S. Finance III, Inc.
#Ω 2.375%, 02/16/31		21,000	14,632,349
Ω 3.000%, 12/01/31		9,838	6,996,070
Mercedes-Benz Finance
North America LLC
8.500%, 01/18/31		28,696	33,458,145
Siemens Financieringsmaatschappij NV
Ω 2.875%, 03/11/41		10,256	7,015,768

TOTAL GERMANY			117,133,643

HONG KONG — (0.1%)
Prudential PLC
3.125%, 04/14/30		1,500	1,230,058
3.625%, 03/24/32		6,000	4,919,859

TOTAL HONG KONG			6,149,917

IRELAND — (0.0%)
CRH America Finance, Inc.
#Ω 3.950%, 04/04/28		1,520	1,391,791

ITALY — (0.2%)
Enel Finance International
NV
Ω 3.500%, 04/06/28		2,800	2,328,117
Intesa Sanpaolo SpA
Ω 4.000%, 09/23/29		15,800	12,866,126

TOTAL ITALY			15,194,243

JAPAN — (2.0%)
7-Eleven, Inc.
Ω 1.800%, 02/10/31		13,880	10,243,594
Ω 2.500%, 02/10/41		30,950	18,814,335

104

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
JAPAN — (Continued)
American Honda Finance Corp.
2.300%, 09/09/26		16,110	$14,397,007
1.800%, 01/13/31		3,500	2,678,521
Beam Suntory, Inc.
3.250%, 06/15/23		764	755,347
Mitsubishi UFJ Financial Group, Inc.
3.850%, 03/01/26		1,195	1,124,615
# 3.677%, 02/22/27		2,865	2,628,744
3.741%, 03/07/29		3,500	3,075,407
# 3.195%, 07/18/29		5,777	4,840,769
# 2.048%, 07/17/30		14,450	10,776,976
4.286%, 07/26/38		400	322,555
3.751%, 07/18/39		11,191	8,371,304
Mizuho Financial Group, Inc.
2.839%, 09/13/26		11,800	10,490,841
MUFG Bank Ltd.
3.250%, 09/08/24		3,237	3,103,571
Nomura Holdings, Inc.
# 3.103%, 01/16/30		10,062	7,929,827
2.679%, 07/16/30		3,600	2,708,837
2.608%, 07/14/31		10,000	7,254,195
ORIX Corp.
# 2.250%, 03/09/31		10,000	7,533,178
Sumitomo Mitsui Banking Corp.
# 3.950%, 07/19/23		5,931	5,875,818
Sumitomo Mitsui Financial Group, Inc.
3.784%, 03/09/26		3,042	2,866,895
Ω 1.546%, 06/15/26	EUR	1,900	1,716,852
3.040%, 07/16/29		18,167	14,998,228
2.130%, 07/08/30		14,250	10,690,409
2.222%, 09/17/31		10,157	7,435,621
2.296%, 01/12/41		7,700	4,470,054
Toyota Motor Credit Corp.
2.625%, 01/10/23		2,999	2,988,200
# 3.200%, 01/11/27		23,636	21,858,152
# 3.050%, 01/11/28		10,750	9,711,737
# 3.650%, 01/08/29		11,108	10,180,929

TOTAL JAPAN			209,842,518

NETHERLANDS — (0.3%)
Cooperatieve Rabobank UA
# 3.375%, 05/21/25		17,522	16,744,903
ING Groep NV
# 3.950%, 03/29/27		4,000	3,642,560
4.050%, 04/09/29		4,000	3,477,977
Shell International Finance BV
# 3.875%, 11/13/28		2,300	2,148,119

TOTAL NETHERLANDS			26,013,559

		Face Amount^	Value†
		(000)
NORWAY — (0.1%)
Equinor ASA
# 2.450%, 01/17/23		3,586	$3,570,512
2.650%, 01/15/24		6,950	6,760,189
# 1.750%, 01/22/26		3,000	2,699,211

TOTAL NORWAY			13,029,912

SPAIN — (0.7%)
Banco Santander SA
3.800%, 02/23/28		7,000	5,954,932
3.490%, 05/28/30		4,000	3,157,490
Santander Holdings USA, Inc.
# 4.500%, 07/17/25		17,590	16,814,416
4.400%, 07/13/27		1,200	1,084,440
Santander UK PLC
4.000%, 03/13/24		8,788	8,608,647
Telefonica Emisiones SA
7.045%, 06/20/36		13,000	12,619,789
4.665%, 03/06/38		6,755	5,093,861
Telefonica Europe BV
# 8.250%, 09/15/30		16,567	17,942,427

TOTAL SPAIN			71,276,002

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.0%)
Inter-American Development Bank
6.750%, 07/15/27		1,942	2,103,995

SWEDEN — (0.0%)
Volvo Treasury AB
Ω 2.000%, 08/19/27	EUR	1,900	1,746,500

SWITZERLAND — (0.3%)
Credit Suisse AG
3.625%, 09/09/24		11,475	10,664,251
Novartis Capital Corp.
2.200%, 08/14/30		6,793	5,619,679
UBS Group AG
Ω 4.125%, 09/24/25		20,990	19,872,752

TOTAL SWITZERLAND			36,156,682

UNITED KINGDOM — (2.2%)
Ashtead Capital, Inc.
Ω 2.450%, 08/12/31		4,750	3,406,901
AstraZeneca PLC
3.375%, 11/16/25		6,430	6,120,015
6.450%, 09/15/37		4,900	5,260,371
Barclays PLC
3.650%, 03/16/25		14,330	13,311,930
4.375%, 01/12/26		9,970	9,255,733
BAT Capital Corp.
4.906%, 04/02/30		20,600	17,983,714
BP Capital Markets America, Inc.
3.119%, 05/04/26		7,615	7,100,077
3.017%, 01/16/27		1,773	1,620,573
4.234%, 11/06/28		467	439,691

105

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
2.721%, 01/12/32		7,500	$6,082,338
3.060%, 06/17/41		50,600	35,403,178
BP Capital Markets PLC
3.279%, 09/19/27		9,800	8,953,205
British Telecommunications PLC
# 5.125%, 12/04/28		7,200	6,599,835
Ω 3.250%, 11/08/29		3,000	2,398,723
Diageo Capital PLC
2.375%, 10/24/29		1,350	1,118,868
2.125%, 04/29/32		14,300	10,937,473
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/38		957	1,025,660
HSBC Holdings PLC
4.300%, 03/08/26		13,770	12,958,026
4.950%, 03/31/30		13,500	12,086,233
HSBC USA, Inc.
3.500%, 06/23/24		7,593	7,318,140
Lloyds Banking Group PLC
# 3.750%, 01/11/27		5,250	4,711,600
4.375%, 03/22/28		9,000	8,005,936
LSEGA Financing PLC
Ω 3.200%, 04/06/41		24,202	16,680,218
Mead Johnson Nutrition Co.
4.125%, 11/15/25		5,531	5,334,586
Nationwide Building Society
Ω 3.900%, 07/21/25		4,600	4,350,055
Ω 2.000%, 04/28/27	EUR	4,400	3,987,420
RELX Capital, Inc.
3.000%, 05/22/30		900	750,404
4.750%, 05/20/32		4,300	3,984,838
Unilever Capital Corp.
5.900%, 11/15/32		4,800	5,015,862
Vodafone Group PLC
7.875%, 02/15/30		7,107	7,714,443
6.250%, 11/30/32		2,500	2,469,910
5.000%, 05/30/38		1,400	1,188,766

TOTAL UNITED KINGDOM			233,574,722

UNITED STATES — (43.4%)
3M Co.
# 2.875%, 10/15/27		12,890	11,627,889
Abbott Laboratories
2.950%, 03/15/25		6,000	5,751,351
AbbVie, Inc.
3.600%, 05/14/25		2,300	2,207,034
4.250%, 11/14/28		25,100	23,627,050
Activision Blizzard, Inc.
3.400%, 06/15/27		5,908	5,473,182
1.350%, 09/15/30		8,000	6,067,875
Acuity Brands Lighting, Inc.
# 2.150%, 12/15/30		1,642	1,210,339
Advance Auto Parts, Inc.
# 3.900%, 04/15/30		6,400	5,412,040
3.500%, 03/15/32		7,300	5,754,233

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
AEP Texas, Inc.
4.700%, 05/15/32	20,000	$18,205,436
Aetna, Inc.
3.500%, 11/15/24	5,359	5,175,876
6.750%, 12/15/37	8,500	8,581,016
Affiliated Managers Group, Inc.
3.500%, 08/01/25	3,410	3,243,527
3.300%, 06/15/30	21,400	17,433,441
Aflac, Inc.
3.600%, 04/01/30	1,600	1,418,810
Air Products and Chemicals, Inc.
2.700%, 05/15/40	400	276,630
Allegion PLC
3.500%, 10/01/29	10,000	8,370,175
Allstate Corp.
5.350%, 06/01/33	7,500	7,248,917
Ally Financial, Inc.
2.200%, 11/02/28	400	305,025
8.000%, 11/01/31	5,200	5,333,177
Alphabet, Inc.
1.100%, 08/15/30	6,479	4,975,671
Altria Group, Inc.
4.800%, 02/14/29	60	55,235
3.400%, 05/06/30	10,700	8,670,013
2.450%, 02/04/32	27,231	19,351,911
3.400%, 02/04/41	5,000	3,059,081
Amazon.com, Inc.
3.150%, 08/22/27	7,400	6,846,512
# 1.500%, 06/03/30	41,316	32,252,966
2.100%, 05/12/31	72,400	57,962,686
Amcor Flexibles North America, Inc.
2.630%, 06/19/30	2,500	1,955,542
Amdocs Ltd.
2.538%, 06/15/30	2,000	1,567,913
American Electric Power Co., Inc.
4.300%, 12/01/28	200	185,306
American Express Co.
3.300%, 05/03/27	14,929	13,523,193
American Tower Corp.
2.700%, 04/15/31	300	233,954
2.300%, 09/15/31	12,575	9,361,572
# 4.050%, 03/15/32	3,125	2,672,179
American Water Capital Corp.
3.850%, 03/01/24	2,115	2,077,109
2.950%, 09/01/27	184	165,703
3.450%, 06/01/29	75	66,314
Ameriprise Financial, Inc.
# 4.500%, 05/13/32	9,800	9,074,265
AmerisourceBergen Corp.
3.450%, 12/15/27	2,600	2,370,462
2.800%, 05/15/30	29,884	24,453,566

106

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Amgen, Inc.
2.600%, 08/19/26	9,175	$8,379,810
2.300%, 02/25/31	5,000	4,002,399
2.000%, 01/15/32	10,000	7,607,855
3.350%, 02/22/32	15,400	13,093,425
3.150%, 02/21/40	26,545	18,901,963
2.800%, 08/15/41	26,250	17,565,573
Amphenol Corp.
2.800%, 02/15/30	400	332,340
Analog Devices, Inc.
3.450%, 06/15/27	5,531	5,139,700
2.800%, 10/01/41	800	549,675
Aon Corp.
4.500%, 12/15/28	2,300	2,147,309
3.750%, 05/02/29	700	623,293
2.800%, 05/15/30	15,600	12,784,643
Aon Global Ltd.
4.000%, 11/27/23	4,000	3,953,836
3.500%, 06/14/24	9,147	8,892,031
Apple, Inc.
# 2.900%, 09/12/27	2,400	2,205,749
# 3.000%, 11/13/27	16,220	14,994,646
2.200%, 09/11/29	2,000	1,689,098
1.650%, 05/11/30	7,900	6,319,857
1.650%, 02/08/31	80,300	62,881,943
Applied Materials, Inc.
3.300%, 04/01/27	13,395	12,572,240
5.850%, 06/15/41	400	406,320
Arizona Public Service Co.
3.150%, 05/15/25	9,580	9,045,430
2.600%, 08/15/29	5,646	4,606,148
2.200%, 12/15/31	31,150	22,969,138
5.050%, 09/01/41	400	331,659
Arrow Electronics, Inc.
3.875%, 01/12/28	11,938	10,619,939
Assurant, Inc.
2.650%, 01/15/32	4,000	2,878,118
Assured Guaranty U.S. Holdings, Inc.
# 3.150%, 06/15/31	5,000	3,974,294
AT&T, Inc.
2.750%, 06/01/31	1,000	800,047
2.550%, 12/01/33	18,868	13,904,682
3.500%, 06/01/41	27,000	19,075,830
Atmos Energy Corp.
1.500%, 01/15/31	750	559,286
Autodesk, Inc.
4.375%, 06/15/25	3,015	2,953,181
3.500%, 06/15/27	11,209	10,304,496
2.400%, 12/15/31	400	308,385
Automatic Data Processing, Inc.
1.250%, 09/01/30	12,457	9,512,266
AutoNation, Inc.
2.400%, 08/01/31	16,734	11,587,886

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
3.850%, 03/01/32		39,470	$30,725,432
AutoZone, Inc.
# 2.875%, 01/15/23		11,113	11,077,322
3.250%, 04/15/25		5,203	4,942,372
Avnet, Inc.
4.625%, 04/15/26		4,760	4,513,966
3.000%, 05/15/31		17,500	13,015,940
# 5.500%, 06/01/32		13,180	11,773,500
AXIS Specialty Finance PLC
4.000%, 12/06/27		19,920	18,249,715
Baker Hughes a GE Co.
LLC/Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27		1,100	985,657
Baker Hughes Holdings LLC
5.125%, 09/15/40		2,677	2,296,147
Bank of America Corp.
5.875%, 02/07/42		25,700	24,640,601
Bank of New York Mellon Corp.
1.600%, 04/24/25		14,650	13,414,648
# 2.800%, 05/04/26		1,688	1,562,438
Berkshire Hathaway Finance Corp.
1.850%, 03/12/30		31,000	24,833,338
# 1.450%, 10/15/30		83,203	63,759,140
Berkshire Hathaway, Inc.
# 3.125%, 03/15/26		21,800	20,658,979
Best Buy Co., Inc.
4.450%, 10/01/28		19,093	17,705,573
1.950%, 10/01/30		13,000	9,675,573
Biogen, Inc.
4.050%, 09/15/25		6,550	6,300,814
2.250%, 05/01/30		20,387	16,032,829
Black Hills Corp.
2.500%, 06/15/30		2,650	2,057,987
4.350%, 05/01/33		5,728	4,901,332
BlackRock, Inc.
3.250%, 04/30/29		6,942	6,192,560
2.400%, 04/30/30		36,100	29,569,292
1.900%, 01/28/31		57,317	44,197,087
Boardwalk Pipelines LP
3.600%, 09/01/32		9,310	7,379,432
Boeing Co.
2.500%, 03/01/25		6,399	5,925,085
2.600%, 10/30/25		2,168	1,979,600
3.200%, 03/01/29		4,600	3,832,498
2.950%, 02/01/30		5,400	4,325,825
3.600%, 05/01/34		2,000	1,492,091
3.250%, 02/01/35		2,463	1,740,519
3.550%, 03/01/38		2,150	1,453,021
Booking Holdings, Inc.
3.600%, 06/01/26		3,694	3,487,868
1.800%, 03/03/27	EUR	700	634,980
4.625%, 04/13/30		6,810	6,407,979
Boston Properties LP
3.250%, 01/30/31		2,300	1,832,230

107

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
2.550%, 04/01/32	1,000	$719,083
2.450%, 10/01/33	2,000	1,378,939
Boston Scientific Corp.
4.550%, 03/01/39	1,264	1,064,357
Brighthouse Financial, Inc.
# 5.625%, 05/15/30	3,000	2,790,783
Bristol-Myers Squibb Co.
4.125%, 06/15/39	19,900	16,875,555
2.350%, 11/13/40	400	260,071
3.550%, 03/15/42	800	610,663
Brixmor Operating Partnership LP
4.050%, 07/01/30	5,600	4,645,441
2.500%, 08/16/31	1,850	1,325,587
Broadcom, Inc.
4.300%, 11/15/32	31,000	26,068,210
Ω 2.600%, 02/15/33	200	142,167
Ω 3.419%, 04/15/33	200	151,971
Ω 3.469%, 04/15/34	5,000	3,742,534
Ω 3.137%, 11/15/35	17,502	12,140,682
Ω 4.926%, 05/15/37	1,000	824,511
Ω 3.500%, 02/15/41	8,150	5,371,272
Broadstone Net Lease LLC
2.600%, 09/15/31	990	713,972
Brown & Brown, Inc.
# 4.200%, 09/15/24	4,660	4,536,416
2.375%, 03/15/31	3,000	2,214,241
Bunge Ltd. Finance Corp.
3.750%, 09/25/27	15,000	13,721,184
Burlington Northern Santa Fe LLC
6.150%, 05/01/37	400	417,894
5.750%, 05/01/40	400	396,272
5.050%, 03/01/41	400	365,710
5.400%, 06/01/41	400	380,201
4.950%, 09/15/41	400	361,602
4.400%, 03/15/42	400	337,394
Camden Property Trust
2.800%, 05/15/30	1,100	905,768
Campbell Soup Co.
4.150%, 03/15/28	4,228	3,965,764
Capital One Financial Corp.
# 3.750%, 04/24/24	4,607	4,481,920
3.200%, 02/05/25	2,300	2,174,391
3.750%, 03/09/27	12,965	11,820,000
3.800%, 01/31/28	4,800	4,288,782
Cargill, Inc.
Ω 2.125%, 04/23/30	6,060	4,845,870
Carrier Global Corp.
2.700%, 02/15/31	2,500	1,998,318
Caterpillar, Inc.
# 3.803%, 08/15/42	800	645,235
CenterPoint Energy Resources Corp.
# 4.000%, 04/01/28	4,800	4,435,356
Charles Schwab Corp.
3.000%, 03/10/25	12,777	12,176,459
3.625%, 04/01/25	7,358	7,132,142

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
2.300%, 05/13/31		800	$626,315
1.950%, 12/01/31		2,700	2,018,403
2.900%, 03/03/32		15,900	12,908,302
Chevron Corp.
1.554%, 05/11/25		3,654	3,371,003
2.236%, 05/11/30		20,000	16,582,864
Chevron USA, Inc.
3.250%, 10/15/29		17,685	15,854,212
Choice Hotels International, Inc.
3.700%, 12/01/29		2,750	2,303,785
Chubb Corp.
6.000%, 05/11/37		400	409,364
6.500%, 05/15/38		400	421,527
Chubb INA Holdings, Inc.
# 3.350%, 05/15/24		4,720	4,593,335
Cigna Corp.
3.500%, 06/15/24		1,792	1,745,109
# 3.400%, 03/01/27		12,920	11,872,747
4.375%, 10/15/28		1,300	1,223,716
2.400%, 03/15/30		2,700	2,197,776
2.375%, 03/15/31		20,500	16,252,530
4.800%, 08/15/38		35,497	31,279,399
3.200%, 03/15/40		15,445	10,985,238
Cincinnati Financial Corp.
6.920%, 05/15/28		3,600	3,756,581
Citigroup, Inc.
Ω 2.125%, 09/10/26	EUR	4,900	4,459,097
8.125%, 07/15/39		16,430	18,950,435
# 5.875%, 01/30/42		10,525	9,834,810
Clorox Co.
3.100%, 10/01/27		3,877	3,505,510
# 3.900%, 05/15/28		14,912	13,886,980
CMS Energy Corp.
3.600%, 11/15/25		3,163	2,995,261
3.000%, 05/15/26		3,742	3,434,674
CNA Financial Corp.
# 4.500%, 03/01/26		21,057	20,310,885
3.900%, 05/01/29		2,050	1,806,185
CNO Financial Group, Inc.
# 5.250%, 05/30/29		4,800	4,387,172
Coca-Cola Co.
1.875%, 09/22/26	EUR	4,800	4,518,799
2.900%, 05/25/27		4,735	4,368,043
2.875%, 05/05/41		800	574,293
Comcast Corp.
3.150%, 03/01/26		8,798	8,263,983
# 3.150%, 02/15/28		5,000	4,504,853
4.250%, 10/15/30		10,000	9,178,292
4.250%, 01/15/33		22,400	20,218,745
7.050%, 03/15/33		14,800	16,089,161
6.500%, 11/15/35		400	420,529
3.200%, 07/15/36		400	304,761
3.900%, 03/01/38		800	647,257
4.600%, 10/15/38		800	694,052
3.250%, 11/01/39		2,200	1,592,610

108

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
3.750%, 04/01/40	16,200	$12,476,382
Comerica, Inc.
4.000%, 02/01/29	6,065	5,532,116
Conagra Brands, Inc.
# 4.850%, 11/01/28	170	160,849
5.300%, 11/01/38	25,700	22,414,884
ConocoPhillips
5.900%, 05/15/38	400	401,223
# 6.500%, 02/01/39	1,200	1,284,956
Consolidated Edison Co. of New York, Inc.
3.300%, 12/01/24	1,280	1,227,237
5.300%, 03/01/35	400	373,171
6.750%, 04/01/38	400	414,816
5.700%, 06/15/40	400	374,375
4.200%, 03/15/42	1,174	916,371
Constellation Brands, Inc.
3.600%, 02/15/28	8,025	7,265,924
3.150%, 08/01/29	7,000	5,988,404
Corporate Office Properties LP
2.900%, 12/01/33	9,450	6,368,910
Costco Wholesale Corp.
1.600%, 04/20/30	64,800	51,720,925
1.750%, 04/20/32	3,900	2,992,484
Cox Communications, Inc.
Ω 3.850%, 02/01/25	6,790	6,525,377
Ω 4.800%, 02/01/35	2,381	2,059,835
Crown Castle, Inc.
3.100%, 11/15/29	400	333,075
2.100%, 04/01/31	300	224,046
2.900%, 04/01/41	17,205	10,913,345
CVS Health Corp.
3.375%, 08/12/24	10,857	10,547,056
# 3.875%, 07/20/25	1,705	1,645,058
3.250%, 08/15/29	3,800	3,296,052
2.700%, 08/21/40	4,600	2,971,096
Deere & Co.
3.900%, 06/09/42	400	331,496
Devon Energy Corp.
5.600%, 07/15/41	4,800	4,384,481
DH Europe Finance II Sarl
3.250%, 11/15/39	400	297,464
Dick’s Sporting Goods, Inc.
# 3.150%, 01/15/32	9,525	7,229,869
Discover Bank
4.650%, 09/13/28	2,800	2,498,166
Discovery Communications LLC
3.900%, 11/15/24	5,376	5,157,842
3.450%, 03/15/25	5,671	5,328,770
# 3.625%, 05/15/30	9,400	7,588,352
Dollar Tree, Inc.
4.200%, 05/15/28	19,841	18,456,502
Dominion Energy, Inc.
3.375%, 04/01/30	200	171,665

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Duke Energy Corp.
3.750%, 04/15/24	5,205	$5,106,809
2.550%, 06/15/31	300	235,106
3.300%, 06/15/41	25,250	17,095,208
Duquesne Light Holdings, Inc.
Ω 2.532%, 10/01/30	1,500	1,126,274
Ω 2.775%, 01/07/32	641	480,641
Eagle Materials, Inc.
2.500%, 07/01/31	3,400	2,495,951
Eastman Chemical Co.
3.800%, 03/15/25	8,527	8,164,253
Eaton Corp.
4.000%, 11/02/32	13,775	12,194,274
Eaton Vance Corp.
3.500%, 04/06/27	10,062	9,196,411
eBay, Inc.
3.600%, 06/05/27	6,375	5,875,241
Ecolab, Inc.
2.700%, 11/01/26	2,959	2,709,723
5.500%, 12/08/41	1,000	970,816
EI du Pont de Nemours & Co.
2.300%, 07/15/30	4,000	3,226,565
Elevance Health, Inc.
# 3.500%, 08/15/24	4,586	4,450,211
4.101%, 03/01/28	13,400	12,555,130
5.950%, 12/15/34	1,300	1,282,986
4.625%, 05/15/42	400	339,225
Emerson Electric Co.
# 3.150%, 06/01/25	5,312	5,076,733
Enterprise Products Operating LLC
3.900%, 02/15/24	1,680	1,647,653
6.875%, 03/01/33	1,800	1,889,568
6.125%, 10/15/39	4,800	4,622,827
6.450%, 09/01/40	5,000	4,905,505
5.700%, 02/15/42	400	367,483
EOG Resources, Inc.
4.375%, 04/15/30	6,000	5,684,344
Equifax, Inc.
3.100%, 05/15/30	200	163,352
Equinix, Inc.
# 3.200%, 11/18/29	2,500	2,093,957
# 2.500%, 05/15/31	6,900	5,254,246
3.900%, 04/15/32	75	63,109
ERAC USA Finance LLC
Ω 3.850%, 11/15/24	6,590	6,352,876
ERP Operating LP
2.500%, 02/15/30	2,800	2,253,539
Eversource Energy
4.250%, 04/01/29	600	552,646
Exelon Corp.
3.400%, 04/15/26	8,140	7,594,548
Extra Space Storage LP
2.350%, 03/15/32	13,100	9,479,866
Exxon Mobil Corp.
3.482%, 03/19/30	2,000	1,812,481

109

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
FedEx Corp.
3.400%, 02/15/28	4,850	$4,378,877
4.900%, 01/15/34	2,075	1,888,752
3.900%, 02/01/35	2,800	2,284,000
3.250%, 05/15/41	9,750	6,466,452
Fidelity National Financial, Inc.
3.400%, 06/15/30	19,454	15,605,516
# 2.450%, 03/15/31	1,800	1,309,375
Fidelity National Information Services, Inc.
3.100%, 03/01/41	10,000	6,521,243
Fifth Third Bancorp
# 3.950%, 03/14/28	24,832	22,739,843
First American Financial Corp.
2.400%, 08/15/31	17,544	12,232,624
Flex Ltd.
4.875%, 06/15/29	2,300	2,056,218
4.875%, 05/12/30	4,000	3,553,151
Flowserve Corp.
2.800%, 01/15/32	29,138	20,882,041
FMR LLC
Ω 4.950%, 02/01/33	2,400	2,191,125
Fortune Brands Home & Security, Inc.
3.250%, 09/15/29	4,300	3,526,450
# 4.000%, 03/25/32	8,200	6,714,191
Fox Corp.
5.476%, 01/25/39	2,000	1,717,542
Franklin Resources, Inc.
1.600%, 10/30/30	1,400	1,028,857
GATX Corp.
3.250%, 03/30/25	3,170	2,989,230
3.250%, 09/15/26	7,349	6,635,311
3.500%, 06/01/32	6,850	5,441,582
GE Capital Funding LLC
4.550%, 05/15/32	4,000	3,694,103
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35	271	239,101
General Dynamics Corp.
4.250%, 04/01/40	5,000	4,294,248
2.850%, 06/01/41	400	277,547
General Electric Co.
6.750%, 03/15/32	15,646	16,998,607
General Mills, Inc.
4.200%, 04/17/28	7,800	7,373,294
General Motors Co.
6.800%, 10/01/27	1,100	1,114,509
5.150%, 04/01/38	3,669	2,985,422
General Motors Financial Co., Inc.
5.250%, 03/01/26	13,336	12,922,628
4.350%, 01/17/27	663	610,102
3.600%, 06/21/30	6,000	4,897,103
# 3.100%, 01/12/32	8,400	6,393,038

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Georgia Power Co.
3.250%, 04/01/26	2,600	$2,424,078
3.250%, 03/30/27	11,466	10,357,919
4.300%, 03/15/42	400	322,907
Georgia-Pacific LLC
7.750%, 11/15/29	1,000	1,109,236
Gilead Sciences, Inc.
3.700%, 04/01/24	1,612	1,582,262
# 4.600%, 09/01/35	800	721,026
4.000%, 09/01/36	800	671,366
2.600%, 10/01/40	5,800	3,838,244
# 5.650%, 12/01/41	9,900	9,490,492
GlaxoSmithKline Capital, Inc.
# 3.875%, 05/15/28	2,100	1,971,717
Global Payments, Inc.
4.450%, 06/01/28	7,220	6,563,060
2.900%, 11/15/31	400	305,262
Globe Life, Inc.
4.800%, 06/15/32	10,000	9,035,001
Goldman Sachs Group, Inc.
4.000%, 03/03/24	15,004	14,729,339
3.750%, 05/22/25	6,213	5,916,273
3.750%, 02/25/26	6,500	6,107,279
2.600%, 02/07/30	5,000	3,976,373
3.800%, 03/15/30	12,000	10,343,178
6.125%, 02/15/33	2,421	2,416,630
6.250%, 02/01/41	750	734,260
Halliburton Co.
2.920%, 03/01/30	800	672,786
6.700%, 09/15/38	2,200	2,208,521
4.500%, 11/15/41	3,000	2,346,640
Harley-Davidson, Inc.
# 3.500%, 07/28/25	5,193	4,868,532
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω 2.200%, 06/01/30	27,600	21,509,832
Healthcare Reality Holdings LP
2.000%, 03/15/31	2,800	2,016,632
Home Depot, Inc.
5.875%, 12/16/36	1,200	1,234,068
3.300%, 04/15/40	1,600	1,197,749
# 5.400%, 09/15/40	5,600	5,394,262
# 5.950%, 04/01/41	1,200	1,219,155
Honeywell International, Inc.
2.500%, 11/01/26	18	16,447
# 5.375%, 03/01/41	670	658,770
HP, Inc.
3.400%, 06/17/30	50,435	41,009,293
2.650%, 06/17/31	1,000	732,741
6.000%, 09/15/41	5,000	4,430,547
Humana, Inc.
3.850%, 10/01/24	5,825	5,677,802
Huntington Bancshares, Inc.
2.550%, 02/04/30	400	317,496

110

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Intel Corp.
4.000%, 12/15/32	3,200	$2,819,089
4.600%, 03/25/40	25,324	21,331,541
2.800%, 08/12/41	23,576	15,119,040
Intercontinental Exchange, Inc.
3.750%, 12/01/25	11,500	11,046,440
4.600%, 03/15/33	15,000	13,764,900
2.650%, 09/15/40	16,100	10,561,761
International Business Machines Corp.
3.375%, 08/01/23	4,409	4,354,880
# 3.300%, 01/27/27	26,154	24,267,634
1.950%, 05/15/30	22,940	18,071,560
4.150%, 05/15/39	8,300	6,756,681
2.850%, 05/15/40	31,266	21,114,512
4.000%, 06/20/42	400	309,023
Interpublic Group of Cos., Inc.
4.200%, 04/15/24	1,953	1,913,005
4.750%, 03/30/30	1,175	1,066,821
Interstate Power & Light Co.
2.300%, 06/01/30	3,978	3,169,656
Intuit, Inc.
1.650%, 07/15/30	1,280	987,732
Invitation Homes Operating Partnership LP
2.000%, 08/15/31	3,000	2,105,938
2.700%, 01/15/34	1,500	1,036,744
Jabil, Inc.
3.600%, 01/15/30	23,950	20,078,396
3.000%, 01/15/31	15,033	11,683,953
Jackson Financial, Inc.
# 3.125%, 11/23/31	6,177	4,553,579
Janus Henderson U.S. Holdings, Inc.
4.875%, 08/01/25	9,046	8,864,474
Jefferies Group LLC
2.750%, 10/15/32	6,280	4,344,440
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27	5,394	5,062,733
2.625%, 10/15/31	20,514	14,589,758
JM Smucker Co.
3.500%, 03/15/25	4,000	3,835,360
4.250%, 03/15/35	2,000	1,708,274
Johnson & Johnson
# 2.450%, 03/01/26	2,412	2,252,895
1.300%, 09/01/30	40,000	31,635,875
4.950%, 05/15/33	4,000	4,028,333
# 4.375%, 12/05/33	10,000	9,528,421
3.550%, 03/01/36	9,000	7,689,893
Johnson Controls International PLC
3.625%, 07/02/24	165	160,330
JPMorgan Chase & Co.
3.625%, 05/13/24	11,131	10,903,692

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
3.900%, 07/15/25	22,416	$21,647,707
3.200%, 06/15/26	276	255,508
6.400%, 05/15/38	20,400	21,019,220
5.500%, 10/15/40	4,000	3,676,289
5.600%, 07/15/41	7,100	6,657,992
# 5.400%, 01/06/42	10,150	9,286,893
Juniper Networks, Inc.
3.750%, 08/15/29	4,000	3,429,852
2.000%, 12/10/30	5,000	3,620,186
Kellogg Co.
3.250%, 04/01/26	8,001	7,494,024
# 3.400%, 11/15/27	13,000	11,869,738
7.450%, 04/01/31	6,959	7,520,898
Kemper Corp.
2.400%, 09/30/30	6,265	4,718,894
3.800%, 02/23/32	24,700	20,109,403
Keurig Dr Pepper, Inc.
# 4.050%, 04/15/32	200	175,120
Kilroy Realty LP
3.050%, 02/15/30	8,000	6,239,791
# 2.500%, 11/15/32	17,100	11,868,514
2.650%, 11/15/33	5,000	3,387,391
Kimco Realty Corp.
2.250%, 12/01/31	10,200	7,509,230
Kinder Morgan Energy Partners LP
6.950%, 01/15/38	5,400	5,365,876
6.500%, 09/01/39	1,900	1,795,715
Kroger Co.
7.500%, 04/01/31	16,177	17,802,450
L3Harris Technologies, Inc.
3.950%, 05/28/24	2,469	2,417,494
Lazard Group LLC
4.500%, 09/19/28	18,026	16,349,824
4.375%, 03/11/29	400	357,978
Lear Corp.
3.800%, 09/15/27	223	201,596
Legg Mason, Inc.
3.950%, 07/15/24	4,736	4,614,595
# 4.750%, 03/15/26	9,317	9,155,116
Liberty Mutual Group, Inc.
Ω 4.569%, 02/01/29	10,065	9,032,582
Ω 6.500%, 03/15/35	4,250	4,202,906
Lincoln National Corp.
3.050%, 01/15/30	400	328,871
# 3.400%, 01/15/31	10,680	8,806,258
3.400%, 03/01/32	55,500	45,020,776
Lockheed Martin Corp.
3.550%, 01/15/26	2,400	2,307,948
3.600%, 03/01/35	1,071	918,744
4.500%, 05/15/36	1,200	1,090,497
Loews Corp.
2.625%, 05/15/23	2,681	2,646,014
3.750%, 04/01/26	11,870	11,375,324
Lowe’s Cos., Inc.
2.800%, 09/15/41	25,000	15,915,731

111

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
LYB International Finance III LLC
3.375%, 10/01/40		8,000	$5,342,786
LyondellBasell Industries NV
5.750%, 04/15/24		1,611	1,615,413
Manufacturers & Traders Trust Co.
2.900%, 02/06/25		8,028	7,625,653
Marathon Petroleum Corp.
3.625%, 09/15/24		7,291	7,043,380
6.500%, 03/01/41		4,500	4,382,418
Marriott International, Inc.
2.750%, 10/15/33		7,200	5,227,399
Mars, Inc.
Ω 1.625%, 07/16/32		8,550	6,205,179
Ω 3.600%, 04/01/34		400	335,625
Ω 3.875%, 04/01/39		800	640,184
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24		8,320	8,086,786
3.750%, 03/14/26		2,900	2,760,651
2.375%, 12/15/31		3,361	2,604,611
Medtronic Global Holdings SCA
1.125%, 03/07/27	EUR	4,800	4,313,971
Medtronic, Inc.
4.375%, 03/15/35		9,865	9,032,555
Merck & Co., Inc.
3.400%, 03/07/29		13,884	12,665,996
1.450%, 06/24/30		57,700	44,780,980
3.900%, 03/07/39		400	332,904
2.350%, 06/24/40		800	530,154
MetLife, Inc.
6.375%, 06/15/34		19,000	19,764,452
5.700%, 06/15/35		8,400	8,308,250
4.125%, 08/13/42		5,000	3,914,268
Micron Technology, Inc.
4.663%, 02/15/30		330	294,505
2.703%, 04/15/32		1,400	1,025,673
3.366%, 11/01/41		22,400	14,198,993
Microsoft Corp.
3.300%, 02/06/27		13,492	12,823,646
Mohawk Industries, Inc.
# 3.625%, 05/15/30		2,800	2,297,894
Molson Coors Beverage Co.
3.000%, 07/15/26		11,249	10,247,324
Morgan Stanley
3.875%, 04/29/24		6,982	6,837,976
3.875%, 01/27/26		17,083	16,163,258
3.625%, 01/20/27		12,926	11,909,042
# 7.250%, 04/01/32		16,166	17,362,232
Morgan Stanley Domestic Holdings, Inc.
4.500%, 06/20/28		8,096	7,558,033
Mosaic Co.
4.050%, 11/15/27		4,667	4,318,878

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Motorola Solutions, Inc.
4.600%, 05/23/29	4,300	$3,952,980
2.300%, 11/15/30	25,444	19,037,079
MPLX LP
4.125%, 03/01/27	11,620	10,772,950
4.500%, 04/15/38	4,700	3,746,867
Mylan, Inc.
4.200%, 11/29/23	3,480	3,414,288
National Fuel Gas Co.
2.950%, 03/01/31	5,000	3,749,116
National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32	2,708	3,131,178
Nestle Holdings, Inc.
#Ω 1.250%, 09/15/30	44,000	33,464,365
NetApp, Inc.
3.300%, 09/29/24	3,451	3,331,848
2.700%, 06/22/30	5,000	4,013,794
NewMarket Corp.
2.700%, 03/18/31	4,000	3,035,710
NIKE, Inc.
# 2.850%, 03/27/30	52,300	45,365,187
Northern Trust Corp.
1.950%, 05/01/30	23,270	18,210,806
Nucor Corp.
3.950%, 05/01/28	5,445	5,005,502
2.700%, 06/01/30	9,000	7,337,263
3.125%, 04/01/32	8,940	7,244,802
6.400%, 12/01/37	6,585	6,691,694
Nuveen Finance LLC
Ω 4.125%, 11/01/24	2,348	2,274,021
Omnicom Group, Inc.
4.200%, 06/01/30	12,855	11,546,268
ONE Gas, Inc.
# 4.250%, 09/01/32	6,700	6,124,897
Oracle Corp.
2.650%, 07/15/26	12,652	11,373,871
3.250%, 11/15/27	34,794	30,878,860
2.950%, 04/01/30	500	407,150
4.300%, 07/08/34	400	329,018
3.900%, 05/15/35	400	309,509
O’Reilly Automotive, Inc.
# 3.600%, 09/01/27	10,780	9,941,133
Owens Corning
3.875%, 06/01/30	9,226	7,983,926
Paramount Global
# 2.900%, 01/15/27	14,661	12,897,851
7.875%, 07/30/30	1,212	1,259,759
4.950%, 01/15/31	3,593	3,135,929
4.200%, 05/19/32	22,600	18,094,581
Parker-Hannifin Corp.
3.300%, 11/21/24	3,093	2,983,814
3.250%, 06/14/29	6,000	5,203,985

112

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω 3.400%, 11/15/26		600	$542,556
PepsiCo, Inc.
2.625%, 04/28/26	EUR	2,800	2,711,962
4.875%, 11/01/40		400	372,657
2.625%, 10/21/41		1,200	827,510
PerkinElmer, Inc.
3.300%, 09/15/29		1,300	1,092,160
Pfizer, Inc.
# 3.000%, 12/15/26		26,480	24,738,234
1.700%, 05/28/30		5,000	3,982,691
# 4.000%, 12/15/36		1,200	1,054,902
4.100%, 09/15/38		1,600	1,384,117
3.900%, 03/15/39		6,200	5,241,980
# 7.200%, 03/15/39		1,000	1,172,686
2.550%, 05/28/40		2,000	1,383,965
5.600%, 09/15/40		400	400,892
Philip Morris International, Inc.
# 3.250%, 11/10/24		7,098	6,829,696
# 3.125%, 08/17/27		2,000	1,797,817
3.375%, 08/15/29		6,400	5,474,420
2.100%, 05/01/30		10,350	7,889,260
6.375%, 05/16/38		10,000	9,316,379
Phillips 66
2.150%, 12/15/30		400	310,050
5.875%, 05/01/42		800	775,054
Piedmont Operating Partnership LP
3.150%, 08/15/30		6,500	4,901,869
PNC Bank NA
2.950%, 02/23/25		1,093	1,041,663
# 3.250%, 06/01/25		4,680	4,450,619
PPG Industries, Inc.
2.800%, 08/15/29		2,603	2,193,930
2.550%, 06/15/30		9,250	7,520,482
PPL Capital Funding, Inc.
3.100%, 05/15/26		6,200	5,657,814
Precision Castparts Corp.
3.250%, 06/15/25		26,684	25,620,470
Primerica, Inc.
2.800%, 11/19/31		15,500	12,121,503
Principal Financial Group, Inc.
3.400%, 05/15/25		2,700	2,580,639
3.100%, 11/15/26		5,472	4,972,575
2.125%, 06/15/30		400	309,269
Procter & Gamble Co.
2.850%, 08/11/27		10,850	9,985,528
# 3.000%, 03/25/30		1,600	1,428,765
Progress Energy, Inc.
7.750%, 03/01/31		2,500	2,743,111
6.000%, 12/01/39		600	567,934
Progressive Corp.
3.000%, 03/15/32		18,900	15,606,207

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Prologis Euro Finance LLC
0.250%, 09/10/27	EUR	4,600	$3,764,045
Prologis LP
3.000%, 06/02/26 EUR	EUR	2,000	1,894,376
Prudential Financial, Inc.
# 3.878%, 03/27/28		389	364,651
3.000%, 03/10/40		9,850	6,758,810
Public Service Enterprise Group, Inc.
8.625%, 04/15/31		1,000	1,133,086
PulteGroup, Inc.
7.875%, 06/15/32		3,895	4,057,644
6.375%, 05/15/33		11,000	10,228,036
6.000%, 02/15/35		6,449	5,731,300
QUALCOMM, Inc.
2.150%, 05/20/30		5,000	4,097,560
1.650%, 05/20/32		17,843	13,399,741
Quanta Services, Inc.
2.900%, 10/01/30		302	238,377
Quest Diagnostics, Inc.
2.800%, 06/30/31		1,000	800,254
Raytheon Technologies Corp.
4.450%, 11/16/38		1,200	1,027,591
4.700%, 12/15/41		6,000	5,085,465
4.500%, 06/01/42		28,924	24,583,688
Realty Income Corp.
2.850%, 12/15/32		9,500	7,433,887
1.800%, 03/15/33		3,000	2,052,920
Reinsurance Group of America, Inc.
# 4.700%, 09/15/23		3,840	3,821,447
3.950%, 09/15/26		15,789	14,967,818
# 3.900%, 05/15/29		4,725	4,203,288
3.150%, 06/15/30		15,855	12,991,766
Roche Holdings, Inc.
Ω 2.625%, 05/15/26		1,000	923,501
Ross Stores, Inc.
# 1.875%, 04/15/31		9,000	6,691,925
Royalty Pharma PLC
2.200%, 09/02/30		10,000	7,580,891
3.300%, 09/02/40		45,745	30,412,575
Salesforce, Inc.
# 3.700%, 04/11/28		11,600	10,930,447
2.700%, 07/15/41		1,200	823,012
Schlumberger Finance BV
Ω 1.375%, 10/28/26	EUR	4,800	4,403,966
Schlumberger Investment SA
2.650%, 06/26/30		9,852	8,230,960
Sherwin-Williams Co.
2.950%, 08/15/29		6,000	5,084,195
Simon Property Group LP
2.450%, 09/13/29		400	320,443
2.650%, 07/15/30		21,000	16,608,895
2.200%, 02/01/31		14,208	10,692,512
2.250%, 01/15/32		7,910	5,767,328

113

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
6.750%, 02/01/40	800	$794,736
4.750%, 03/15/42	400	318,579
Southern California Edison Co.
6.650%, 04/01/29	400	400,532
Southern Power Co.
5.150%, 09/15/41	3,000	2,524,445
Southwest Gas Corp.
3.700%, 04/01/28	2,900	2,559,838
2.200%, 06/15/30	13,700	10,233,042
Spirit Realty LP
2.700%, 02/15/32	14,491	10,243,457
Stanley Black & Decker, Inc.
2.300%, 03/15/30	3,000	2,405,843
5.200%, 09/01/40	400	359,073
State Street Corp.
# 3.550%, 08/18/25	2,254	2,166,337
Steel Dynamics, Inc.
3.250%, 01/15/31	20,925	16,998,444
Stellantis Finance US, Inc.
Ω 2.691%, 09/15/31	11,500	8,191,556
Stryker Corp.
# 3.650%, 03/07/28	24,856	23,112,838
Sutter Health
3.161%, 08/15/40	2,000	1,366,979
Sysco Corp.
3.250%, 07/15/27	2,508	2,264,403
Tanger Properties LP
2.750%, 09/01/31	10,000	6,835,853
Tapestry, Inc.
3.050%, 03/15/32	16,062	11,817,416
Targa Resources Corp.
4.200%, 02/01/33	3,000	2,504,430
Target Corp.
# 2.500%, 04/15/26	1,721	1,590,655
4.000%, 07/01/42	2,700	2,224,832
TCI Communications, Inc.
7.875%, 02/15/26	1,120	1,206,850
Texas Instruments, Inc.
# 2.900%, 11/03/27	2,700	2,463,676
Textron, Inc.
2.450%, 03/15/31	15,590	11,948,615
Thermo Fisher Scientific, Inc.
2.800%, 10/15/41	2,700	1,864,859
Travelers Cos., Inc.
# 6.250%, 06/15/37	935	971,456
5.350%, 11/01/40	1,200	1,124,924
Travelers Property Casualty Corp.
6.375%, 03/15/33	800	849,932
Truist Financial Corp.
# 3.700%, 06/05/25	7,945	7,617,240
TWDC Enterprises 18 Corp.
# 7.000%, 03/01/32	1,340	1,470,322
4.375%, 08/16/41	10,000	8,446,462

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Union Pacific Corp.
3.250%, 01/15/25	9,515	$9,177,129
2.891%, 04/06/36	22,950	17,343,632
3.600%, 09/15/37	1,000	803,646
3.550%, 08/15/39	400	311,022
3.200%, 05/20/41	15,400	11,282,761
3.375%, 02/14/42	5,150	3,846,627
United Parcel Service, Inc.
# 4.875%, 11/15/40	1,020	939,253
UnitedHealth Group, Inc.
2.750%, 02/15/23	6,672	6,636,618
2.300%, 05/15/31	750	601,079
4.200%, 05/15/32	20,000	18,410,064
5.800%, 03/15/36	400	404,108
6.625%, 11/15/37	400	432,657
# 6.875%, 02/15/38	1,550	1,692,561
3.500%, 08/15/39	16,638	12,782,205
2.750%, 05/15/40	11,200	7,679,297
5.700%, 10/15/40	2,400	2,341,032
5.950%, 02/15/41	1,000	1,000,353
3.050%, 05/15/41	28,172	19,972,053
4.625%, 11/15/41	1,200	1,042,054
Unum Group
3.875%, 11/05/25	1,977	1,884,554
4.000%, 06/15/29	10,963	9,576,361
Utah Acquisition Sub, Inc.
3.950%, 06/15/26	17,367	15,817,118
Valero Energy Corp.
7.500%, 04/15/32	580	628,261
6.625%, 06/15/37	11,550	11,567,992
Ventas Realty LP
3.000%, 01/15/30	1,100	896,584
VeriSign, Inc.
2.700%, 06/15/31	5,106	3,960,080
Verizon Communications, Inc.
# 4.329%, 09/21/28	1,600	1,499,947
# 4.016%, 12/03/29	17,153	15,459,911
2.355%, 03/15/32	2,733	2,070,318
VF Corp.
# 2.800%, 04/23/27	200	177,525
2.950%, 04/23/30	6,516	5,256,653
Viatris, Inc.
2.700%, 06/22/30	1,000	747,953
3.850%, 06/22/40	10,000	6,231,744
Visa, Inc.
# 2.050%, 04/15/30	85,659	70,577,975
2.700%, 04/15/40	5,000	3,548,416
VMware, Inc.
3.900%, 08/21/27	224	205,062
Vornado Realty LP
3.400%, 06/01/31	21,000	15,583,287
Walgreens Boots Alliance, Inc.
# 3.200%, 04/15/30	23,552	19,728,936
Walt Disney Co.
3.700%, 09/15/24	3,814	3,725,150

114

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
1.750%, 01/13/26	3,400	$3,075,564
2.650%, 01/13/31	24,750	20,503,245
6.200%, 12/15/34	1,700	1,773,733
4.625%, 03/23/40	6,500	5,720,795
3.500%, 05/13/40	27,491	20,994,182
6.150%, 02/15/41	400	410,564
Waste Management, Inc.
1.500%, 03/15/31	12,700	9,643,926
WEC Energy Group, Inc.
3.550%, 06/15/25	1,757	1,673,077
Wells Fargo & Co.
3.000%, 02/19/25	5,264	4,971,661
3.000%, 04/22/26	7,473	6,838,866
3.000%, 10/23/26	290	262,427
4.150%, 01/24/29	1,200	1,092,149
Welltower, Inc.
4.125%, 03/15/29	1,550	1,377,316
2.750%, 01/15/31	17,596	13,608,641
Westlake Corp.
3.375%, 06/15/30	11,785	9,832,532
WestRock MWV LLC
8.200%, 01/15/30	19,367	21,277,909
Weyerhaeuser Co.
7.375%, 03/15/32	1,213	1,290,680
Whirlpool Corp.
# 3.700%, 05/01/25	15,463	14,893,710
# 4.750%, 02/26/29	700	650,954
Williams Cos., Inc.
# 4.000%, 09/15/25	9,758	9,359,052
# 3.500%, 11/15/30	14,800	12,466,401
8.750%, 03/15/32	1,000	1,149,697
6.300%, 04/15/40	20,000	19,269,429
WP Carey, Inc.
2.400%, 02/01/31	2,300	1,727,130
2.450%, 02/01/32	9,800	7,192,471
WRKCo, Inc.
4.200%, 06/01/32	1,800	1,550,040
# 3.000%, 06/15/33	19,705	14,959,362
Zoetis, Inc.
# 3.000%, 09/12/27	25,475	22,823,396

TOTAL UNITED STATES		4,563,636,389

TOTAL BONDS		5,840,443,134

U.S. TREASURY OBLIGATIONS — (22.4%)
U.S. Treasury Bonds
6.750%, 08/15/26	38,863	42,046,534
# 6.625%, 02/15/27	34,651	37,655,674
1.125%, 05/15/40	75,000	44,768,555
1.750%, 08/15/41	195,000	127,267,969

	Face Amount^	Value†
	(000)
U.S. Treasury Notes
0.125%, 07/31/23	35,000	$33,840,625
0.500%, 11/30/23	100,000	95,683,594
0.125%, 12/15/23	65,000	61,828,711
0.750%, 12/31/23	69,000	65,956,992
0.375%, 04/15/24	20,000	18,802,344
0.250%, 06/15/24	82,000	76,436,172
2.250%, 11/15/25	39,895	37,418,705
1.625%, 05/15/26	65,000	59,139,844
1.500%, 08/15/26	78,788	70,902,415
1.625%, 09/30/26	50,000	45,177,735
2.000%, 11/15/26	70,000	63,929,688
1.625%, 11/30/26	39,750	35,759,473
1.500%, 01/31/27	59,500	53,024,727
2.250%, 02/15/27	60,000	55,143,750
2.375%, 05/15/27	91,200	83,978,812
0.500%, 06/30/27	45,000	37,868,555
2.250%, 08/15/27	60,000	54,759,375
0.500%, 10/31/27	65,000	54,066,797
2.250%, 11/15/27	39,018	35,456,356
0.625%, 11/30/27	35,000	29,230,469
0.625%, 12/31/27	115,000	95,777,930
2.750%, 02/15/28	47,000	43,620,039
1.125%, 02/29/28	115,000	97,875,781
1.250%, 03/31/28	85,000	72,661,719
1.250%, 04/30/28	80,000	68,240,625
2.875%, 05/15/28	69,000	64,226,601
2.875%, 08/15/28	90,000	83,591,015
3.125%, 11/15/28	75,000	70,488,281
2.625%, 02/15/29	25,000	22,769,531
1.625%, 08/15/29	15,000	12,784,570
0.625%, 05/15/30	85,000	66,047,656
0.625%, 08/15/30	120,000	92,690,626
0.875%, 11/15/30	94,000	73,922,188
1.625%, 05/15/31	96,000	79,335,000
1.250%, 08/15/31	115,000	91,402,539

TOTAL U.S. TREASURY OBLIGATIONS		2,355,577,972

TOTAL INVESTMENT SECURITIES (Cost $11,561,922,048)		9,860,470,892

	Shares
SECURITIES LENDING COLLATERAL — (6.2%)
@§ The DFA Short Term Investment Fund	56,411,291	652,170,940

TOTAL INVESTMENTS — (100.0%) (Cost $12,214,396,351)		$10,512,641,832

115

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

As of October 31, 2022, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	12,016,357	EUR	12,022,545	Bank of America Corp.	12/28/22	$77,921
USD	3,221,750	GBP	2,764,048	HSBC Bank	01/13/23	43,752
USD	8,842,844	EUR	8,812,438	Bank of America Corp.	01/23/23	73,887
USD	10,928,177	EUR	10,890,829	HSBC Bank	01/23/23	91,084
USD	9,279,989	EUR	9,138,485	State Street Bank and Trust	01/23/23	186,593

Total Appreciation						$473,237
USD	260,405	GBP	226,507	Bank of America Corp.	01/13/23	$(24)
USD	3,097,022	GBP	2,740,195	Citibank, N.A.	01/13/23	(53,551)
USD	1,420,512	EUR	1,440,257	Citibank, N.A.	01/23/23	(12,638)

Total (Depreciation)						$(66,213)

Total Appreciation (Depreciation)						$407,024

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,664,449,786	—	$1,664,449,786
Bonds
Australia	—	209,051,137	—	209,051,137
Belgium	—	27,708,043	—	27,708,043
Canada	—	244,921,747	—	244,921,747
Denmark	—	1,737,147	—	1,737,147
Finland	—	1,890,046	—	1,890,046
France	—	57,885,141	—	57,885,141
Germany	—	117,133,643	—	117,133,643
Hong Kong	—	6,149,917	—	6,149,917
Ireland	—	1,391,791	—	1,391,791
Italy	—	15,194,243	—	15,194,243
Japan	—	209,842,518	—	209,842,518
Netherlands	—	26,013,559	—	26,013,559
Norway	—	13,029,912	—	13,029,912
Spain	—	71,276,002	—	71,276,002
Supranational Organization Obligations	—	2,103,995	—	2,103,995
Sweden	—	1,746,500	—	1,746,500
Switzerland	—	36,156,682	—	36,156,682
United Kingdom	—	233,574,722	—	233,574,722
United States	—	4,563,636,389	—	4,563,636,389
U.S. Treasury Obligations	—	2,355,577,972	—	2,355,577,972
Securities Lending Collateral	—	652,170,940	—	652,170,940
Forward Currency Contracts**	—	407,024	—	407,024

TOTAL	—	$10,513,048,856	—	$10,513,048,856

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

116

DFA DIVERSIFIED FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (19.0%)
Treasury Inflation Protected Security
0.125%, 01/15/23	73,138	$72,985,086
0.625%, 01/15/24	101,864	100,192,531
0.125%, 07/15/24	17,463	17,025,713
U.S. Treasury Inflation Indexed Bonds
0.500%, 04/15/24	96,177	94,164,046
# 0.125%, 10/15/24	42,193	40,954,006
2.375%, 01/15/25	31,618	31,968,479
0.125%, 04/15/25	17,142	16,439,191

TOTAL U.S. TREASURY OBLIGATIONS		373,729,052

	Shares
AFFILIATED INVESTMENT COMPANIES — (79.5%)
Investment in DFA Intermediate Government Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	91,238,224	974,424,228
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	61,239,353	585,448,215

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		1,559,872,443

TOTAL INVESTMENT SECURITIES (Cost $2,149,434,448)		1,933,601,495

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 3.010%	2,137,965	2,137,965

SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	2,349,439	27,161,865

TOTAL INVESTMENTS — (100.0%) (Cost $2,178,736,628)		$1,962,901,325

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$373,729,052	—	$373,729,052
Affiliated Investment Companies	$1,559,872,443	—	—	1,559,872,443
Temporary Cash Investments	2,137,965	—	—	2,137,965
Securities Lending Collateral	—	27,161,865	—	27,161,865

TOTAL	$1,562,010,408	$400,890,917	—	$1,962,901,325

See accompanying Notes to Financial Statements.

117

DFA LTIP PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
Treasury Inflation Protected Security
1.000%, 02/15/49	84,244	$69,328,340
0.250%, 02/15/50	77,461	51,470,370
0.125%, 02/15/51	135,845	86,836,638
0.125%, 02/15/52	135,801	86,995,056

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 431,566,200)		294,630,404

TOTAL INVESTMENTS — (100.0%) (Cost $ 431,566,200)		$294,630,404

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$294,630,404	—	$294,630,404

TOTAL	—	$294,630,404	—	$294,630,404

See accompanying Notes to Financial Statements.

118

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
Treasury Inflation Protected Security
0.125%, 01/15/23	0	$125
0.375%, 01/15/27	532,123	502,877,076
2.375%, 01/15/27	268,029	274,700,549
0.375%, 07/15/27	555,134	524,113,207
0.500%, 01/15/28	274,482	258,214,404
1.750%, 01/15/28	398,251	399,129,509
3.625%, 04/15/28	456,879	500,394,497
0.750%, 07/15/28	107,371	102,169,073
0.875%, 01/15/29	543,667	517,619,789
2.500%, 01/15/29	465,575	486,857,256
3.875%, 04/15/29	458,053	516,074,398
0.250%, 07/15/29	204,362	186,426,705
0.125%, 01/15/30	240,592	215,313,787
0.125%, 07/15/30	40,431	36,075,673
0.125%, 01/15/31	108,086	95,705,589
0.125%, 07/15/31	54,147	47,713,484
0.125%, 01/15/32	82,270	71,835,102
3.375%, 04/15/32	284,495	325,861,148
2.125%, 02/15/40	398,754	416,859,295
2.125%, 02/15/41	310,813	324,229,261
0.750%, 02/15/42	86,508	71,024,567

TOTAL U.S. TREASURY OBLIGATIONS Cost ($6,568,063,230)		5,873,194,494

	Shares
TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund 3.010%	1,879,163	1,879,163

TOTAL INVESTMENTS — (100.0%) (Cost $6,569,942,393)		$5,875,073,657

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$5,873,194,494	—	$5,873,194,494
Temporary Cash Investments	$1,879,163	—	—	1,879,163

TOTAL	$1,879,163	$5,873,194,494	—	$5,875,073,657

See accompanying Notes to Financial Statements.

119

DFA SHORT-DURATION REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Face Amount^	Value†
		(000)
BONDS — (86.2%)
AUSTRALIA — (4.8%)
APA Infrastructure Ltd.
4.200%, 03/23/25		4,000	$3,814,172
Ω 4.200%, 03/23/25		2,300	2,193,149
Australia Government Bond
0.250%, 11/21/25	AUD	33,650	19,631,479
4.250%, 04/21/26	AUD	8,000	5,270,912
Bank of New Zealand
Ω 1.000%, 03/03/26		750	648,949
Commonwealth Bank of Australia
Ω 1.125%, 06/15/26		14,375	12,427,816
Glencore Funding LLC
Ω 4.625%, 04/29/24		9,283	9,124,736
Ω 1.625%, 04/27/26		2,300	1,975,512
Ω 4.000%, 03/27/27		3,000	2,758,029
Macquarie Bank Ltd.
#Ω 3.900%, 01/15/26		2,631	2,506,848
New South Wales Treasury Corp.
4.000%, 05/20/26	AUD	14,700	9,445,967
Queensland Treasury Corp.
Ω 3.250%, 07/21/26	AUD	1,500	938,810
South Australian Government Financing Authority
3.000%, 07/20/26	AUD	2,000	1,239,300
Stockland Trust
1.625%, 04/27/26	EUR	750	652,034
Telstra Corp. Ltd.
# 3.125%, 04/07/25		192	183,212
Treasury Corp. of Victoria
0.500%, 11/20/25	AUD	15,950	9,245,027
Westpac Banking Corp.
2.850%, 05/13/26		8,700	8,047,970
1.150%, 06/03/26		9,800	8,501,509
4.125%, 06/04/26	AUD	500	311,674
Westpac Securities NZ Ltd.
1.099%, 03/24/26	EUR	1,750	1,574,459

TOTAL AUSTRALIA			100,491,564

AUSTRIA — (0.1%)
Erste Group Bank AG
1.500%, 04/07/26	EUR	600	549,166
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
1.375%, 04/14/25	EUR	1,600	1,492,570

TOTAL AUSTRIA			2,041,736

		Face Amount^	Value†
		(000)
BELGIUM — (0.2%)
Belfius Bank SA
0.010%, 10/15/25	EUR	2,500	$2,236,429
0.000%, 08/28/26	EUR	500	432,494
Solvay Finance America LLC
Ω 4.450%, 12/03/25		2,000	1,904,443

TOTAL BELGIUM			4,573,366

CANADA — (6.2%)
Bank of Montreal
0.625%, 07/09/24		3,150	2,911,231
2.280%, 07/29/24	CAD	5,750	4,021,223
1.250%, 09/15/26		2,000	1,698,778
2.750%, 06/15/27	EUR	300	277,767
Bank of Nova Scotia
0.125%, 09/04/26	EUR	1,000	850,687
Bank of Nova Scotia
1.750%, 12/23/22	GBP	3,500	3,998,345
2.700%, 08/03/26		2,000	1,800,954
1.300%, 09/15/26		9,182	7,819,567
Canada Government International Bond
0.750%, 05/19/26		4,000	3,511,869
Canadian Imperial Bank of Commerce
# 0.950%, 10/23/25		6,000	5,259,820
1.250%, 06/22/26		12,500	10,685,014
Canadian Natural Resources Ltd.
2.950%, 01/15/23		1,568	1,561,824
3.900%, 02/01/25		559	539,057
2.050%, 07/15/25		555	506,972
CPPIB Capital, Inc.
1.250%, 03/04/25		5,000	4,617,892
Ω 0.875%, 09/09/26		25,000	21,584,346
Enbridge Pipelines, Inc.
3.000%, 08/10/26	CAD	3,000	2,040,841
National Bank of Canada
1.534%, 06/15/26	CAD	3,880	2,510,017
Province of British Columbia Canada
# 0.900%, 07/20/26		17,100	14,912,315
Province of Ontario Canada
# 0.625%, 01/21/26		1,900	1,665,609
PSP Capital, Inc.
Ω 1.000%, 06/29/26		4,469	3,893,421
Royal Bank of Canada
2.352%, 07/02/24	CAD	6,500	4,561,761
0.875%, 01/20/26		2,000	1,726,881
1.200%, 04/27/26		10,000	8,627,277
Thomson Reuters Corp.
2.239%, 05/14/25	CAD	750	513,624
Toronto-Dominion Bank
0.750%, 01/06/26		7,500	6,470,726

120

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
CANADA — (Continued)
1.200%, 06/03/26		6,300	$5,428,357
2.551%, 08/03/27	EUR	2,000	1,837,261
Toronto-Dominion Bank
3.005%, 05/30/23	CAD	5,000	3,631,703

TOTAL CANADA			129,465,139

DENMARK — (0.1%)
Danske Bank AS
0.625%, 05/26/25	EUR	660	605,649
Kommunekredit
0.500%, 01/28/26		1,425	1,248,616

TOTAL DENMARK			1,854,265

FINLAND — (0.4%)
Nordea Bank Abp
1.500%, 09/30/26		2,447	2,061,327
Ω 1.500%, 09/30/26		1,500	1,263,584
OP Corporate Bank PLC
0.375%, 06/19/24	EUR	1,200	1,120,590
0.250%, 03/24/26	EUR	1,624	1,403,163
1.375%, 09/04/26	GBP	2,487	2,410,536

TOTAL FINLAND			8,259,200

FRANCE — (4.1%)
Airbus SE
1.625%, 04/07/25	EUR	500	475,872
Banque Federative du Credit Mutuel SA
0.010%, 03/07/25	EUR	8,700	7,911,670
1.000%, 05/23/25	EUR	600	555,416
1.000%, 07/16/26	GBP	1,000	983,525
1.250%, 05/26/27	EUR	1,000	884,393
BNP Paribas SA
# 3.375%, 01/09/25		5,000	4,726,625
BPCE SA
Ω 2.375%, 01/14/25		7,200	6,605,455
2.375%, 01/14/25		5,500	5,045,834
0.250%, 01/15/26	EUR	3,000	2,673,961
Ω 1.000%, 01/20/26		2,600	2,231,706
Credit Agricole SA
Ω 3.250%, 10/04/24		8,000	7,598,782
3.125%, 02/05/26	EUR	700	675,843
# 4.125%, 01/10/27		1,000	911,641
1.375%, 05/03/27	EUR	1,200	1,074,522
EssilorLuxottica SA
0.125%, 05/27/25	EUR	300	276,323
LVMH Moet Hennessy Louis Vuitton SE
0.000%, 02/11/26	EUR	1,600	1,442,203
1.125%, 02/11/27	GBP	700	685,717
PSA Banque France SA
0.000%, 01/22/25	EUR	3,700	3,364,177

		Face Amount^	Value†
		(000)
FRANCE — (Continued)
Societe Generale SA
Ω 4.250%, 09/14/23		5,000	$4,923,395
Ω 2.625%, 10/16/24		1,700	1,585,616
2.625%, 01/22/25		5,000	4,585,550
Ω 2.625%, 01/22/25		4,420	4,053,626
0.125%, 02/24/26	EUR	2,300	2,025,902
TotalEnergies Capital International SA
0.250%, 07/12/23	EUR	1,500	1,460,996
1.750%, 07/07/25	GBP	500	529,961
2.875%, 11/19/25	EUR	1,500	1,467,148
1.660%, 07/22/26	GBP	100	101,738
Vinci SA
2.250%, 03/15/27	GBP	400	407,406
WEA Finance LLC
2.875%, 01/15/27		14,903	12,401,512
#Ω 2.875%, 01/15/27		3,000	2,496,446

TOTAL FRANCE			84,162,961

GERMANY — (4.1%)
Bayer U.S. Finance II LLC
Ω 3.375%, 07/15/24		5,000	4,830,137
Ω 4.250%, 12/15/25		7,700	7,362,081
BMW Finance NV
0.625%, 10/06/23	EUR	2,200	2,136,711
0.500%, 02/22/25	EUR	580	543,120
0.000%, 01/11/26	EUR	580	522,745
BMW U.S. Capital LLC
#Ω 3.450%, 04/12/23		2,000	1,985,240
#Ω 3.450%, 04/01/27		10,000	9,227,335
Daimler Trucks Finance North America LLC
Ω 3.650%, 04/07/27		5,000	4,518,505
Deutsche Bank AG
1.686%, 03/19/26		3,110	2,668,257
HOWOGE Wohnungs-baugesellschaftm bH
0.000%, 11/01/24	EUR	3,500	3,191,441
Kreditanstalt fuer Wiederaufbau
1.625%, 04/03/24	NOK	86,330	8,074,927
0.625%, 01/22/26		7,700	6,806,273
3.200%, 09/11/26	AUD	600	369,269
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.250%, 08/07/25	AUD	4,200	2,675,526
Landwirtschaftliche Rentenbank
4.750%, 05/06/26	AUD	2,000	1,298,673
Mercedes-Benz Finance North America LLC
Ω 3.300%, 05/19/25		2,231	2,110,290
Ω 1.450%, 03/02/26		11,333	9,927,810

121

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
GERMANY — (Continued)
Mercedes-Benz International Finance BV
2.625%, 04/07/25	EUR	998	$979,419
Merck Financial Services GmbH
0.125%, 07/16/25	EUR	400	367,291
NRW Bank
1.050%, 03/31/26	AUD	580	330,520
Siemens Financieringsmaatschappij NV
0.000%, 09/05/24	EUR	580	545,509
1.000%, 02/20/25	GBP	500	528,357
2.250%, 03/10/25	EUR	300	291,510
1.200%, 03/11/26		4,000	3,488,560
Ω 2.350%, 10/15/26		3,500	3,124,751
Volkswagen Group of America Finance LLC
Ω 2.850%, 09/26/24		500	474,560
Ω 3.350%, 05/13/25		1,000	941,485
Ω 4.350%, 06/08/27		5,000	4,635,961

TOTAL GERMANY			83,956,263

IRELAND — (0.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.500%, 01/15/25		3,000	2,815,001
1.750%, 01/30/26		12,800	10,899,665
4.450%, 04/03/26		150	138,691
GAS Networks Ireland
0.125%, 12/04/24	EUR	800	737,032

TOTAL IRELAND			14,590,389

ITALY — (0.8%)
Intesa Sanpaolo SpA
Ω 3.250%, 09/23/24		5,900	5,507,422
Republic of Italy Government International Bond
6.875%, 09/27/23		5,500	5,540,645
2.375%, 10/17/24		3,961	3,691,660
1.250%, 02/17/26		2,686	2,286,833

TOTAL ITALY			17,026,560

JAPAN — (6.1%)
7-Eleven, Inc.
Ω 0.950%, 02/10/26		17,500	15,050,883
American Honda Finance Corp.
0.550%, 03/17/23	EUR	3,000	2,947,109
1.950%, 10/18/24	EUR	440	425,345
Development Bank of Japan, Inc.
0.875%, 10/10/25	EUR	900	835,529

		Face Amount^	Value†
		(000)
JAPAN — (Continued)
Mitsubishi UFJ Financial Group, Inc.
3.407%, 03/07/24		1,000	$972,659
0.339%, 07/19/24	EUR	5,800	5,392,523
2.193%, 02/25/25		8,500	7,840,655
1.412%, 07/17/25		2,500	2,231,625
2.757%, 09/13/26		786	700,751
Mizuho Financial Group, Inc.
0.214%, 10/07/25	EUR	250	223,191
Ω 3.477%, 04/12/26		950	873,226
0.184%, 04/13/26	EUR	4,000	3,446,960
1.631%, 04/08/27	EUR	9,574	8,466,266
Nissan Motor Acceptance Co. LLC
Ω 2.000%, 03/09/26		5,700	4,644,655
Nomura Holdings, Inc.
2.648%, 01/16/25		600	561,624
1.851%, 07/16/25		6,215	5,587,744
1.653%, 07/14/26		5,528	4,696,356
2.329%, 01/22/27		2,000	1,706,189
NTT Finance Corp.
0.010%, 03/03/25	EUR	800	735,786
0.082%, 12/13/25	EUR	300	269,543
Ω 1.162%, 04/03/26		12,437	10,777,704
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/23		1,988	1,943,315
Sumitomo Mitsui Financial Group, Inc.
# 3.102%, 01/17/23		3,750	3,737,439
2.696%, 07/16/24		6,500	6,190,337
0.934%, 10/11/24	EUR	800	752,117
0.948%, 01/12/26		3,500	3,007,969
1.546%, 06/15/26	EUR	6,080	5,493,925
2.632%, 07/14/26		3,000	2,687,528
Sumitomo Mitsui Trust Bank Ltd.
Ω 2.550%, 03/10/25		3,200	2,981,820
# 2.800%, 03/10/27		11,500	10,289,293
Toyota Credit Canada, Inc.
2.700%, 01/25/23	CAD	4,000	2,923,654
Toyota Finance Australia Ltd.
2.004%, 10/21/24	EUR	970	941,401
0.064%, 01/13/25	EUR	1,950	1,798,454
Toyota Motor Credit Corp.
# 1.125%, 06/18/26		360	312,822
0.750%, 11/19/26	GBP	1,049	1,017,535
Toyota Motor Finance Netherlands BV
0.625%, 09/26/23	EUR	1,500	1,454,728
0.000%, 10/27/25	EUR	800	715,943
0.750%, 12/19/25	GBP	1,500	1,529,092

TOTAL JAPAN			126,163,695

122

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
LUXEMBOURG — (0.1%)
Prologis International Funding II SA
1.876%, 04/17/25	EUR	2,650	$2,480,193

NETHERLANDS — (0.9
BNG Bank NV
3.250%, 07/15/25	AUD	1,500	932,139
Cooperatieve Rabobank UA
4.875%, 01/10/23	GBP	350	401,713
Ω 2.625%, 07/22/24		1,000	952,474
Enexis Holding NV
0.875%, 04/28/26	EUR	600	550,211
ING Groep NV
Ω 4.625%, 01/06/26		8,525	8,111,259
LeasePlan Corp. NV
Ω 2.875%, 10/24/24		1,000	929,116
Royal Schiphol Group NV
2.000%, 10/05/26	EUR	700	645,910
Shell International Finance BV
# 3.250%, 05/11/25		4,000	3,841,388
TenneT Holding BV
1.625%, 11/17/26	EUR	2,500	2,305,340

TOTAL NETHERLANDS			18,669,550

NEW ZEALAND — (0.8%)
New Zealand Government Bond
0.500%, 05/15/24	NZD	31,000	17,010,487
NORWAY — (1.5%)
Aker BP ASA
Ω 2.875%, 01/15/26		3,000	2,713,981
Equinor ASA
1.750%, 01/22/26		6,500	5,848,291
Kommunalbanken AS
4.250%, 07/16/25	AUD	90	57,483
0.500%, 01/13/26		2,500	2,192,625
Norway Government Bond
Ω 3.000%, 03/14/24	NOK	214,700	20,511,418

TOTAL NORWAY			31,323,798

SPAIN — (1.7%)
Banco Bilbao Vizcaya Argentaria SA
1.750%, 11/26/25	EUR	8,300	7,747,810
0.375%, 11/15/26	EUR	700	602,965
Banco Santander SA
3.848%, 04/12/23		2,000	1,981,832
2.746%, 05/28/25		2,000	1,814,105
# 1.849%, 03/25/26		1,000	853,390
Santander Holdings USA, Inc.
3.400%, 01/18/23		3,650	3,633,779
3.500%, 06/07/24		1,550	1,486,373
4.500%, 07/17/25		1,000	955,908

		Face Amount^	Value†
		(000)
SPAIN — (Continued)
# 3.244%, 10/05/26		6,000	$5,314,411
Telefonica Emisiones SA
4.103%, 03/08/27		12,200	11,169,834

TOTAL SPAIN			35,560,407

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (5.7%)
African Development Bank
0.875%, 03/23/26		10,500	9,279,367
0.875%, 07/22/26		22,400	19,579,930
Asian Development Bank
1.625%, 01/28/25	NZD	667	358,874
0.800%, 11/06/25	AUD	15,650	9,060,470
0.500%, 02/04/26		9,102	7,990,319
1.000%, 04/14/26		2,000	1,775,856
0.500%, 05/05/26	AUD	10,700	6,016,138
Asian Infrastructure Investment Bank
1.000%, 05/06/26	AUD	17,500	9,923,903
European Bank for Reconstruction & Development
# 0.500%, 01/28/26		20,000	17,546,631
European Investment Bank
1.500%, 01/26/24	NOK	50,000	4,687,610
0.375%, 03/26/26		3,000	2,615,908
Inter-American Development Bank
2.750%, 10/30/25	AUD	1,000	614,183
0.875%, 04/20/26		3,650	3,224,659
4.250%, 06/11/26	AUD	21,500	13,701,417
International Bank for Reconstruction & Development
0.500%, 05/18/26	AUD	1,572	880,917
International Finance Corp.
0.375%, 09/10/25	NZD	2,000	1,017,340
3.200%, 07/22/26	AUD	2,500	1,541,442
Nordic Investment Bank
1.875%, 04/10/24	NOK	75,000	7,037,028
# 0.500%, 01/21/26		2,000	1,770,849

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS SWEDEN — (1.6%)			118,622,841

Kommuninvest I Sverige AB
1.000%, 11/13/23	SEK	10,000	889,159
SBAB Bank AB
1.875%, 12/10/25	EUR	2,200	2,076,943
Skandinaviska Enskilda Banken AB
#Ω 1.200%, 09/09/26		5,250	4,487,441
1.750%, 11/11/26	EUR	1,900	1,755,731

123

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
SWEDEN — (Continued)
Svenska Handelsbanken AB
2.750%, 12/05/22	GBP	2,000	$2,290,269
1.000%, 04/15/25	EUR	660	619,372
Swedbank AB
0.250%, 11/07/22	EUR	4,400	4,347,516
1.625%, 12/28/22	GBP	5,000	5,710,282
0.400%, 08/29/23	EUR	250	241,832
0.250%, 10/09/24	EUR	1,200	1,111,496
0.750%, 05/05/25	EUR	750	693,790
0.250%, 11/02/26	EUR	2,200	1,901,573
Volvo Treasury AB
0.625%, 02/14/25	EUR	1,141	1,061,764
1.625%, 09/18/25	EUR	1,780	1,673,388
2.625%, 02/20/26	EUR	1,500	1,444,094
2.000%, 08/19/27	EUR	2,918	2,682,256

TOTAL SWEDEN			32,986,906

SWITZERLAND — (1.0%)
Credit Suisse AG
2.950%, 04/09/25		3,000	2,684,986
Credit Suisse Group AG
4.550%, 04/17/26		3,950	3,464,881
UBS AG
0.010%, 03/31/26	EUR	4,410	3,840,909
#Ω 1.250%, 06/01/26		4,000	3,401,396
UBS Group AG
4.125%, 09/24/25		3,000	2,840,317
# 4.125%, 04/15/26		5,000	4,661,520
1.250%, 09/01/26	EUR	580	512,317

TOTAL SWITZERLAND			21,406,326

UNITED KINGDOM — (5.4%)
AstraZeneca PLC
0.700%, 04/08/26		4,000	3,448,607
Barclays PLC
4.375%, 01/12/26		11,400	10,583,286
BAT Capital Corp.
3.222%, 08/15/24		1,500	1,433,637
3.215%, 09/06/26		6,900	6,132,139
BAT International Finance PLC
#Ω 3.950%, 06/15/25		2,000	1,901,725
1.668%, 03/25/26		6,000	5,153,101
BP Capital Markets America, Inc.
3.119%, 05/04/26		1,244	1,159,881
# 3.588%, 04/14/27		2,150	2,002,143
BP Capital Markets PLC
2.972%, 02/27/26	EUR	2,662	2,571,559
2.213%, 09/25/26	EUR	3,000	2,817,413
1.573%, 02/16/27	EUR	338	306,597
CNH Industrial Capital LLC
4.200%, 01/15/24		210	206,404
Diageo Finance PLC
1.750%, 09/23/24	EUR	1,200	1,156,217

		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
Experian Finance PLC
0.739%, 10/29/25	GBP	750	$757,644
1.375%, 06/25/26	EUR	2,547	2,341,788
HSBC Holdings PLC
# 3.600%, 05/25/23		775	766,934
4.300%, 03/08/26		500	470,517
# 3.900%, 05/25/26		9,500	8,674,563
Linde, Inc.
1.200%, 02/12/24	EUR	6,625	6,406,398
Lloyds Bank Corporate Markets PLC
0.375%, 01/28/25	EUR	855	781,967
Lloyds Bank PLC
1.250%, 01/13/25	EUR	800	752,104
Lloyds Banking Group PLC
4.450%, 05/08/25		5,000	4,792,261
3.750%, 01/11/27		3,570	3,203,888
Lseg Netherlands BV
0.000%, 04/06/25	EUR	1,980	1,798,513
LSEGA Financing PLC
Ω 1.375%, 04/06/26		4,064	3,530,406
Mead Johnson Nutrition Co.
4.125%, 11/15/25		5,873	5,664,441
Motability Operations Group PLC
0.875%, 03/14/25	EUR	1,000	927,071
0.375%, 01/03/26	EUR	1,200	1,067,884
Nationwide Building Society
Ω 3.900%, 07/21/25		1,000	945,664
0.250%, 07/22/25	EUR	4,150	3,742,124
Ω 1.500%, 10/13/26		10,021	8,400,181
1.500%, 10/13/26		1,500	1,257,387
2.000%, 04/28/27	EUR	1,280	1,159,977
NatWest Group PLC
4.800%, 04/05/26		8,282	7,805,188
NatWest Markets PLC
Ω 0.800%, 08/12/24		700	639,455
Reckitt Benckiser Treasury Services Nederland BV
0.375%, 05/19/26	EUR	600	538,423
Reynolds American, Inc.
4.450%, 06/12/25		1,500	1,447,715
Sky Ltd.
2.250%, 11/17/25	EUR	1,080	1,032,167
Standard Chartered PLC
#Ω 3.200%, 04/17/25		2,000	1,867,916
4.050%, 04/12/26		1,800	1,675,800
Unilever Finance Netherlands BV
0.750%, 02/28/26	EUR	930	854,688

TOTAL UNITED KINGDOM			112,175,773

UNITED STATES — (39.9%)
AbbVie, Inc.
2.900%, 11/06/22		1,000	999,640
3.600%, 05/14/25		800	767,664

124

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
AES Corp.
1.375%, 01/15/26		3,000	$2,590,960
Aflac, Inc.
1.125%, 03/15/26		603	527,568
Ally Financial, Inc.
# 5.800%, 05/01/25		10,000	10,000,700
American Express Co.
2.550%, 03/04/27		3,000	2,635,886
American Tower Corp.
4.000%, 06/01/25		700	669,535
1.600%, 04/15/26		7,500	6,475,558
3.375%, 10/15/26		3,000	2,714,691
3.125%, 01/15/27		6,600	5,880,746
Ameriprise Financial, Inc.
2.875%, 09/15/26		1,000	917,812
AmerisourceBergen Corp.
# 3.400%, 05/15/24		4,000	3,891,334
Amgen, Inc.
2.000%, 02/25/26	EUR	600	569,765
2.600%, 08/19/26		7,480	6,831,714
5.500%, 12/07/26	GBP	500	578,853
2.200%, 02/21/27		10,000	8,877,822
Aon Global Ltd.
3.500%, 06/14/24		200	194,425
Ares Capital Corp.
3.875%, 01/15/26		8,650	7,755,083
Arizona Public Service Co.
3.150%, 05/15/25		3,842	3,627,614
Arrow Electronics, Inc.
3.250%, 09/08/24		1,400	1,335,770
Autodesk, Inc.
3.600%, 12/15/22		1,000	998,966
Avnet, Inc.
4.625%, 04/15/26		5,000	4,741,561
Baltimore Gas & Electric Co.
3.350%, 07/01/23		610	602,907
Bank of America Corp.
3.300%, 01/11/23		500	498,981
1.375%, 03/26/25	EUR	750	705,899
3.500%, 04/19/26		4,000	3,734,816
Berkshire Hathaway, Inc.
0.750%, 03/16/23	EUR	600	590,408
Boardwalk Pipelines LP
5.950%, 06/01/26		1,600	1,602,465
Boeing Co.
2.600%, 10/30/25		7,882	7,197,052
Boeing Co.
# 2.800%, 03/01/23		3,300	3,273,207
3.100%, 05/01/26		4,500	4,063,353
2.250%, 06/15/26		154	134,770
Booking Holdings, Inc.
2.750%, 03/15/23		4,500	4,470,871
0.100%, 03/08/25	EUR	1,470	1,344,638
3.650%, 03/15/25		1,697	1,636,417
1.800%, 03/03/27	EUR	2,100	1,904,940

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Brown & Brown, Inc.
# 4.200%, 09/15/24		10,428	$10,151,449
Bunge Ltd. Finance Corp.
1.630%, 08/17/25		400	358,071
Campbell Soup Co.
3.650%, 03/15/23		3,143	3,127,152
Capital One Financial Corp.
3.200%, 01/30/23		6,000	5,972,499
3.200%, 02/05/25		1,900	1,796,236
4.250%, 04/30/25		1,500	1,444,077
# 3.750%, 03/09/27		5,000	4,558,427
Cargill, Inc.
Ω 0.750%, 02/02/26		900	779,813
Caterpillar Financial Services Corp.
2.625%, 03/01/23		500	496,800
Celanese U.S. Holdings LLC
1.400%, 08/05/26		15,673	12,635,945
CenterPoint Energy, Inc.
1.450%, 06/01/26		500	434,707
Chubb INA Holdings, Inc.
0.300%, 12/15/24	EUR	2,350	2,166,007
Cigna Corp.
3.750%, 07/15/23		1,084	1,072,816
1.250%, 03/15/26		11,000	9,601,334
Citigroup, Inc.
3.875%, 10/25/23		530	523,386
3.700%, 01/12/26		2,000	1,880,195
3.400%, 05/01/26		6,000	5,557,954
2.125%, 09/10/26	EUR	800	728,016
3.200%, 10/21/26		4,000	3,642,639
Citizens Bank NA
3.700%, 03/29/23		8,178	8,134,084
CNA Financial Corp.
3.950%, 05/15/24		3,000	2,928,181
CNO Financial Group, Inc.
5.250%, 05/30/25		5,600	5,495,364
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		1,159	1,160,982
Comcast Corp.
# 3.375%, 08/15/25		15,000	14,339,762
0.000%, 09/14/26	EUR	1,850	1,602,190
Conagra Brands, Inc.
3.200%, 01/25/23		1,083	1,078,073
Constellation Energy Generation LLC
3.250%, 06/01/25		9,272	8,791,347
Cox Communications, Inc.
Ω 3.350%, 09/15/26		3,000	2,752,576
Crown Castle, Inc.
1.050%, 07/15/26		4,000	3,366,401
2.900%, 03/15/27		10,000	8,818,002

125

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Discover Bank
3.450%, 07/27/26		7,000	$6,267,879
Discover Financial Services
3.950%, 11/06/24		3,022	2,912,460
3.750%, 03/04/25		250	236,217
# 4.500%, 01/30/26		3,838	3,598,018
Discovery Communications LLC
3.450%, 03/15/25		200	187,931
4.900%, 03/11/26		4,000	3,795,812
Dominion Energy, Inc.
3.300%, 03/15/25		1,400	1,339,149
Duke Energy Corp.
2.650%, 09/01/26		2,900	2,622,299
DXC Technology Co.
1.800%, 09/15/26		15,069	12,943,054
Eaton Capital UnLtd Co.
0.128%, 03/08/26	EUR	1,800	1,583,091
eBay, Inc.
2.750%, 01/30/23		417	414,746
Edison International
2.950%, 03/15/23		2,998	2,974,354
3.550%, 11/15/24		1,000	958,821
4.950%, 04/15/25		8,017	7,884,331
Elevance Health, Inc.
1.500%, 03/15/26		3,000	2,649,365
Emerson Electric Co.
1.250%, 10/15/25	EUR	800	740,041
Energy Transfer LP
3.450%, 01/15/23		53	52,831
4.050%, 03/15/25		3,241	3,102,799
2.900%, 05/15/25		2,000	1,856,560
4.750%, 01/15/26		10,000	9,582,499
Enterprise Products Operating LLC
# 3.350%, 03/15/23		1,200	1,193,390
# 3.700%, 02/15/26		357	338,459
EOG Resources, Inc.
# 4.150%, 01/15/26		2,723	2,641,388
Equifax, Inc.
# 3.950%, 06/15/23		5,000	4,956,149
2.600%, 12/01/24		5,000	4,721,000
Equinix, Inc.
2.625%, 11/18/24		5,000	4,709,500
1.450%, 05/15/26		8,900	7,649,764
ERAC USA Finance LLC
Ω 3.850%, 11/15/24		1,600	1,542,428
Expedia Group, Inc.
5.000%, 02/15/26		4,800	4,638,370
Exxon Mobil Corp.
3.043%, 03/01/26		2,149	2,023,189
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25		4,000	3,910,045
Fidelity National Information Services, Inc.
1.150%, 03/01/26		1,600	1,377,952

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Fiserv, Inc.
3.200%, 07/01/26		850	$779,874
Flex Ltd.
# 5.000%, 02/15/23		8,000	7,998,747
3.750%, 02/01/26		7,937	7,347,201
Fortune Brands Home & Security, Inc.
4.000%, 06/15/25		1,000	957,641
Franklin Resources, Inc.
2.850%, 03/30/25		1,700	1,616,135
GATX Corp.
3.850%, 03/30/27		850	771,342
General Dynamics Corp.
3.500%, 04/01/27		13,000	12,201,210
General Motors Co.
6.125%, 10/01/25		2,200	2,190,754
General Motors Financial Co., Inc.
3.250%, 01/05/23		500	498,540
2.750%, 06/20/25		6,300	5,796,621
1.250%, 01/08/26		7,290	6,218,847
Gilead Sciences, Inc.
3.650%, 03/01/26		12,700	12,024,586
Global Payments, Inc.
3.750%, 06/01/23		4,480	4,434,179
2.650%, 02/15/25		2,500	2,319,652
1.200%, 03/01/26		700	597,219
2.150%, 01/15/27		5,000	4,267,095
Goldman Sachs Group, Inc.
3.750%, 05/22/25		7,300	6,951,359
3.750%, 02/25/26		1,800	1,691,246
Harley-Davidson Financial Services, Inc.
Ω 3.350%, 02/15/23		500	497,020
Hewlett Packard Enterprise Co.
4.450%, 10/02/23		921	913,664
# 1.750%, 04/01/26		3,300	2,920,783
HP, Inc.
2.200%, 06/17/25		5,500	5,056,389
1.450%, 06/17/26		415	354,505
# 3.000%, 06/17/27		5,000	4,404,053
International Business Machines Corp.
0.875%, 01/31/25	EUR	800	751,386
3.300%, 05/15/26		11,000	10,294,523
1.250%, 01/29/27	EUR	500	452,741
Jabil, Inc.
1.700%, 04/15/26		12,174	10,555,649
4.250%, 05/15/27		5,000	4,636,558
Jefferies Group LLC
6.450%, 06/08/27		5,000	5,029,702
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
# 4.850%, 01/15/27		2,000	1,877,172
JM Smucker Co.
3.500%, 03/15/25		1,000	958,840

126

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
John Deere Capital Corp.
# 2.700%, 01/06/23		2,000	$1,993,166
JPMorgan Chase & Co.
3.300%, 04/01/26		1,500	1,399,765
3.200%, 06/15/26		9,500	8,794,671
Kellogg Co.
3.250%, 04/01/26		545	510,467
Laboratory Corp. of America Holdings
4.000%, 11/01/23		5,000	4,945,609
1.550%, 06/01/26		2,000	1,736,324
Lazard Group LLC
3.750%, 02/13/25		1,000	961,856
3.625%, 03/01/27		6,000	5,486,123
Legg Mason, Inc.
4.750%, 03/15/26		17,000	16,704,624
Lennar Corp.
4.750%, 05/30/25		3,900	3,791,624
Manufacturers & Traders Trust Co.
2.900%, 02/06/25		1,500	1,424,823
Marathon Petroleum Corp.
4.700%, 05/01/25		3,200	3,131,697
5.125%, 12/15/26		1,034	1,015,602
McDonald’s Corp.
3.700%, 01/30/26		1,800	1,726,999
McKesson Corp.
# 2.700%, 12/15/22		2,451	2,444,082
2.850%, 03/15/23		1,220	1,211,479
1.300%, 08/15/26		4,391	3,771,658
Medtronic Global Holdings SCA
0.250%, 07/02/25	EUR	1,250	1,141,984
1.125%, 03/07/27	EUR	1,000	898,744
Merck & Co., Inc.
0.500%, 11/02/24	EUR	300	283,362
0.750%, 02/24/26		4,000	3,506,994
1.875%, 10/15/26	EUR	750	706,156
MetLife, Inc.
5.375%, 12/09/24	GBP	1,300	1,499,528
Micron Technology, Inc.
4.185%, 02/15/27		5,000	4,638,409
Morgan Stanley
3.125%, 01/23/23		5,400	5,381,653
1.750%, 01/30/25	EUR	1,000	946,059
4.000%, 07/23/25		1,000	961,111
6.250%, 08/09/26		6,000	6,086,626
1.375%, 10/27/26	EUR	1,004	894,447
1.875%, 04/27/27	EUR	2,750	2,455,647
Mosaic Co.
3.250%, 11/15/22		1,000	999,341
MPLX LP
4.875%, 12/01/24		1,330	1,305,600
1.750%, 03/01/26		6,900	6,015,722
Mylan, Inc.
4.200%, 11/29/23		200	196,223

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
National Rural Utilities Cooperative Finance Corp.
1.000%, 06/15/26		1,800	$1,558,379
National Securities Clearing Corp.
0.750%, 12/07/25		500	437,783
Nestle Holdings, Inc.
Ω 0.625%, 01/15/26		4,877	4,255,750
NetApp, Inc.
1.875%, 06/22/25		275	248,596
Nucor Corp.
2.000%, 06/01/25		2,000	1,838,869
Omnicom Group, Inc./Omnicom Capital, Inc.
# 3.600%, 04/15/26		2,250	2,112,213
ONEOK, Inc.
5.850%, 01/15/26		12,938	12,866,015
Oracle Corp.
# 2.500%, 04/01/25		5,200	4,858,377
# 2.950%, 05/15/25		1,000	940,154
1.650%, 03/25/26		10,000	8,778,555
Ovintiv Exploration, Inc.
5.375%, 01/01/26		6,174	6,037,033
Paramount Global
4.750%, 05/15/25		3,654	3,568,419
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω 4.250%, 01/17/23		822	820,488
Ω 4.125%, 08/01/23		700	690,923
Ω 4.000%, 07/15/25		341	323,957
Ω 1.200%, 11/15/25		4,000	3,452,054
Ω 4.450%, 01/29/26		1,572	1,493,411
Philip Morris International, Inc.
2.750%, 03/19/25	EUR	636	613,767
2.750%, 02/25/26		3,736	3,424,696
# 0.875%, 05/01/26		1,000	853,852
Phillips 66 Co.
Ω 2.450%, 12/15/24		403	376,660
PPG Industries, Inc.
1.200%, 03/15/26		5,374	4,654,992
Principal Financial Group, Inc.
3.125%, 05/15/23		890	880,507
Prologis Euro Finance LLC
0.250%, 09/10/27	EUR	200	163,654
Prologis LP
3.000%, 06/02/26	EUR	2,100	1,989,095
Public Storage
0.875%, 02/15/26		1,000	864,877
PulteGroup, Inc.
5.500%, 03/01/26		1,000	981,213
# 5.000%, 01/15/27		1,500	1,440,593
PVH Corp.
4.625%, 07/10/25		4,003	3,818,644

127

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Raytheon Technologies Corp.
# 3.950%, 08/16/25		1,000	$969,860
3.500%, 03/15/27		2,755	2,566,829
Realty Income Corp.
4.125%, 10/15/26		2,000	1,890,405
1.875%, 01/14/27	GBP	1,700	1,649,968
3.000%, 01/15/27		2,500	2,247,308
Reinsurance Group of America, Inc.
# 4.700%, 09/15/23		4,600	4,577,775
Roper Technologies, Inc.
3.800%, 12/15/26		116	108,535
Ross Stores, Inc.
4.600%, 04/15/25		1,000	979,184
Royalty Pharma PLC
1.200%, 09/02/25		5,372	4,738,324
Ryder System, Inc.
3.400%, 03/01/23		1,200	1,193,763
4.625%, 06/01/25		1,000	970,551
4.300%, 06/15/27		3,023	2,831,740
Schlumberger Finance BV
0.000%, 10/15/24	EUR	1,080	1,003,378
1.375%, 10/28/26	EUR	600	550,496
Schlumberger Holdings Corp.
#Ω 4.000%, 12/21/25		10,000	9,621,869
Simon Property Group LP
3.300%, 01/15/26		600	559,500
# 1.375%, 01/15/27		5,000	4,236,625
Sky Ltd.
2.500%, 09/15/26	EUR	1,767	1,680,149
Southwest Airlines Co.
5.250%, 05/04/25		8,152	8,107,386
Southwestern Electric Power Co.
1.650%, 03/15/26		7,381	6,486,800
Spirit Realty LP
3.200%, 01/15/27		15,000	12,990,746
Steel Dynamics, Inc.
2.400%, 06/15/25		100	92,435
Sysco Corp.
3.300%, 07/15/26		5,029	4,647,765
Thermo Fisher Scientific Finance I BV
0.000%, 11/18/25	EUR	580	520,047
Thermo Fisher Scientific, Inc.
0.125%, 03/01/25	EUR	2,250	2,077,363
1.400%, 01/23/26	EUR	800	744,465
Truist Bank
1.500%, 03/10/25		2,000	1,827,689
4.050%, 11/03/25		10,000	9,624,394
UnitedHealth Group, Inc.
1.150%, 05/15/26		500	440,080
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		17,900	16,302,552

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Ventas Realty LP
2.650%, 01/15/25		800	$747,706
3.500%, 02/01/25		3,000	2,848,232
4.125%, 01/15/26		2,000	1,885,443
Verizon Communications, Inc.
# 3.376%, 02/15/25		1,000	965,280
1.450%, 03/20/26		5,800	5,106,997
VF Corp.
2.400%, 04/23/25		6,253	5,811,272
VMware, Inc.
1.400%, 08/15/26		12,325	10,514,563
Vornado Realty LP
2.150%, 06/01/26		11,500	9,493,436
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		677	633,807
Walt Disney Co.
# 1.750%, 01/13/26		2,638	2,386,276
Walt Disney Co.
7.430%, 10/01/26		7,392	7,975,700
Waste Management, Inc.
2.400%, 05/15/23		200	197,569
Wells Fargo & Co.
1.625%, 06/02/25	EUR	4,000	3,731,109
# 3.550%, 09/29/25		800	757,623
3.000%, 04/22/26		12,563	11,496,945
2.975%, 05/19/26	CAD	1,000	676,742
1.000%, 02/02/27	EUR	2,650	2,277,252
Western Union Co.
1.350%, 03/15/26		11,347	9,714,152
Whirlpool Corp.
3.700%, 03/01/23		2,170	2,155,257
Williams Cos., Inc.
4.000%, 09/15/25		1,615	1,548,972
Williams Cos., Inc.
3.900%, 01/15/25		2,277	2,197,364
Zimmer Biomet Holdings, Inc.
# 3.050%, 01/15/26		2,000	1,855,926
Zoetis, Inc.
3.250%, 02/01/23		2,476	2,464,462

TOTAL UNITED STATES			830,499,767

TOTAL BONDS			1,793,321,186

U.S. TREASURY OBLIGATIONS — (10.4%)
U.S. Treasury Notes
0.125%, 12/15/23		20,000	19,024,219
0.750%, 12/31/23		25,000	23,897,461
0.250%, 03/15/24		10,000	9,420,312
0.250%, 05/15/24		15,000	14,028,516
0.250%, 06/15/24		35,000	32,625,195
0.625%, 10/15/24		13,000	12,065,117
0.750%, 11/15/24		7,000	6,489,766
1.125%, 01/15/25		7,000	6,507,539
1.500%, 02/15/25		5,000	4,675,195

128

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
1.750%, 03/15/25	16,000	$15,030,625
0.250%, 06/30/25	75,000	67,277,344
0.250%, 08/31/25	4,000	3,557,969
0.250%, 10/31/25	2,000	1,767,422

TOTAL U.S. TREASURY OBLIGATIONS		216,366,680

TOTAL INVESTMENT SECURITIES (Cost $2,215,748,743)		2,009,687,866

	Shares	Value†

SECURITIES LENDING COLLATERAL — (3.4%)
@§ The DFA Short Term Investment Fund	6,087,546	$70,378,122

TOTAL INVESTMENTS — (100.0%) (Cost $2,286,155,769)		$2,080,065,988

As of October 31, 2022, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	919,418	SEK	9,816,122	Societe Generale	11/16/22	$29,575
USD	1,456,316	EUR	1,454,816	Citibank, N.A.	11/23/22	16,464
USD	3,840,479	EUR	3,830,907	HSBC Bank	11/23/22	48,975
USD	1,825,968	EUR	1,820,754	Morgan Stanley and Co. International	11/23/22	23,941
USD	38,337,765	EUR	38,144,071	State Street Bank and Trust	11/23/22	586,027
USD	17,460,889	CAD	22,991,243	HSBC Bank	11/30/22	582,079
NOK	89,333,097	USD	8,339,204	Bank of New York Mellon	12/21/22	268,393
NOK	4,063,466	USD	384,602	Citibank, N.A.	12/21/22	6,929
NOK	6,131,097	USD	578,044	HSBC Bank	12/21/22	12,712
NOK	11,285,201	USD	1,073,560	Morgan Stanley and Co. International	12/21/22	13,814
USD	57,137,424	NOK	589,209,050	Societe Generale	12/21/22	364,799
USD	1,365,372	EUR	1,365,349	Barclays Capital	12/28/22	9,575
AUD	33,132,318	USD	20,970,099	Citibank, N.A.	12/28/22	262,454
USD	744,992	GBP	640,637	Societe Generale	12/28/22	8,813
USD	108,013,775	AUD	166,429,214	State Street Bank and Trust	12/28/22	1,359,087
USD	4,305,907	EUR	4,313,113	Bank of New York Mellon	12/29/22	22,527
USD	21,740,642	AUD	33,843,106	Citibank, N.A.	01/06/23	45,258
USD	884,159	GBP	764,990	HSBC Bank	01/17/23	4,509
USD	782,684	EUR	780,014	HSBC Bank	01/25/23	6,406
USD	7,760,696	EUR	7,715,742	State Street Bank and Trust	01/25/23	81,905

Total Appreciation						$3,754,242
NOK	26,179,923	USD	2,553,566	Barclays Capital	12/21/22	$(31,027)
NOK	25,619,517	USD	2,472,875	Citibank, N.A.	12/21/22	(4,333)
USD	1,588,524	EUR	1,622,276	HSBC Bank	12/27/22	(22,237)
USD	42,287,832	EUR	43,841,646	State Street Bank and Trust	12/27/22	(1,242,620)
USD	7,611,316	EUR	7,665,171	Bank of New York Mellon	12/28/22	(230)
AUD	14,124,015	USD	9,163,818	Citibank, N.A.	12/28/22	(112,568)
AUD	7,434,999	USD	4,789,877	State Street Bank and Trust	12/28/22	(25,224)
USD	12,111,565	EUR	12,351,960	Bank of New York Mellon	12/29/22	(155,244)
USD	16,461,904	EUR	16,748,976	HSBC Bank	12/29/22	(171,611)
USD	44,293,979	EUR	44,615,658	State Street Bank and Trust	01/05/23	(43,382)
USD	17,894,192	NZD	31,736,351	Morgan Stanley and Co. International	01/06/23	(575,271)
USD	4,077,863	CAD	5,582,951	HSBC Bank	01/17/23	(24,449)

129

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	23,625,939	GBP	20,785,939	State Street Bank and Trust	01/17/23	$(275,469)

Total (Depreciation)						$(2,683,665)

Total Appreciation (Depreciation)						$1,070,577

As of October 31, 2022, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.243%	Fixed	CPI	Maturity	USD 26,000,000	01/14/25	—	—	$892,625	$892,625
Bank of America Corp.	3.175%	Fixed	CPI	Maturity	USD 37,000,000	05/27/27	—	—	182,284	182,284
Bank of America Corp.	3.070%	Fixed	CPI	Maturity	USD 18,000,000	01/25/25	—	—	670,622	670,622
Bank of America Corp.	2.933%	Fixed	CPI	Maturity	USD 48,000,000	08/17/23	—	—	3,060,499	3,060,499
Bank of America Corp.	2.905%	Fixed	CPI	Maturity	USD 21,000,000	10/08/24	—	—	1,174,758	1,174,758
Bank of America Corp.	2.889%	Fixed	CPI	Maturity	USD 20,000,000	08/04/24	—	—	1,343,517	1,343,517
Bank of America Corp.	2.820%	Fixed	CPI	Maturity	USD 44,000,000	09/03/24	—	—	2,722,709	2,722,709
Bank of America Corp.	2.736%	Fixed	CPI	Maturity	USD 54,000,000	07/29/26	—	—	3,901,645	3,901,645
Bank of America Corp.	2.712%	Fixed	CPI	Maturity	USD 25,000,000	06/07/26	—	—	2,064,165	2,064,165
Bank of America Corp.	2.699%	Fixed	CPI	Maturity	USD 24,000,000	07/27/26	—	—	1,785,427	1,785,427
Bank of America Corp.	2.608%	Fixed	CPI	Maturity	USD 44,000,000	06/17/26	—	—	3,770,946	3,770,946
Bank of America Corp.	2.602%	Fixed	CPI	Maturity	USD 60,000,000	07/09/26	—	—	4,929,275	4,929,275
Bank of America Corp.	2.581%	Fixed	CPI	Maturity	USD 31,000,000	04/16/26	—	—	2,888,267	2,888,267
Bank of America Corp.	2.580%	Fixed	CPI	Maturity	USD 29,000,000	06/15/26	—	—	2,533,972	2,533,972
Bank of America Corp.	2.495%	Fixed	CPI	Maturity	USD 43,000,000	03/16/26	—	—	4,230,346	4,230,346
Bank of America Corp.	2.340%	Fixed	CPI	Maturity	USD 21,000,000	09/26/23	—	—	1,790,679	1,790,679
Bank of America Corp.	2.208%	Fixed	CPI	Maturity	USD 26,000,000	02/01/23	—	—	2,403,975	2,403,975
Bank of America Corp.	1.310%	Fixed	CPI	Maturity	USD 38,000,000	06/24/24	—	—	5,662,129	5,662,129
Citibank, N.A.	5.640%	Fixed	CPI	Maturity	USD 40,000,000	03/15/23	—	—	457,166	457,166
Citibank, N.A.	4.010%	Fixed	CPI	Maturity	USD 35,000,000	11/18/23	—	—	1,213,236	1,213,236
Citibank, N.A.	3.859%	Fixed	CPI	Maturity	USD 39,000,000	03/09/25	—	—	354,838	354,838
Citibank, N.A.	3.774%	Fixed	CPI	Maturity	USD 22,000,000	03/04/25	—	—	266,630	266,630
Citibank, N.A.	3.726%	Fixed	CPI	Maturity	USD 33,000,000	02/24/24	—	—	766,654	766,654
Citibank, N.A.	3.590%	Fixed	CPI	Maturity	USD 28,000,000	10/29/23	—	—	1,213,603	1,213,603
Citibank, N.A.	3.546%	Fixed	CPI	Maturity	USD 30,000,000	11/01/23	—	—	1,324,162	1,324,162

130

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	3.361%	Fixed	CPI	Maturity	USD	48,000,000	01/18/24	—	—	$1,706,943	$1,706,943
Citibank, N.A.	3.299%	Fixed	CPI	Maturity	USD	21,000,000	02/01/24	—	—	720,719	720,719
Citibank, N.A.	3.255%	Fixed	CPI	Maturity	USD	57,000,000	10/19/23	—	—	2,852,676	2,852,676
Citibank, N.A.	3.125%	Fixed	CPI	Maturity	USD	42,000,000	01/31/25	—	—	1,455,606	1,455,606
Citibank, N.A.	2.965%	Fixed	CPI	Maturity	USD	20,000,000	09/01/23	—	—	1,196,294	1,196,294
Citibank, N.A.	2.539%	Fixed	CPI	Maturity	USD	30,000,000	04/07/26	—	—	2,869,147	2,869,147
Citibank, N.A.	2.196%	Fixed	CPI	Maturity	USD	24,000,000	05/31/23	—	—	2,206,504	2,206,504
Citibank, N.A.	1.998%	Fixed	CPI	Maturity	USD	23,000,000	12/10/23	—	—	2,404,418	2,404,418
Citibank, N.A.	1.303%	Fixed	CPI	Maturity	USD	25,000,000	06/22/25	—	—	4,026,809	4,026,809
Deutsche Bank AG	3.345%	Fixed	CPI	Maturity	USD	30,000,000	11/01/24	—	—	1,293,565	1,293,565
Deutsche Bank AG	3.318%	Fixed	CPI	Maturity	USD	25,000,000	11/29/25	—	—	937,031	937,031
Deutsche Bank AG	3.280%	Fixed	CPI	Maturity	USD	20,000,000	01/05/25	—	—	697,608	697,608
Deutsche Bank AG	3.275%	Fixed	CPI	Maturity	USD	43,000,000	11/08/24	—	—	1,931,258	1,931,258
Deutsche Bank AG	3.223%	Fixed	CPI	Maturity	USD	20,000,000	12/01/25	—	—	820,076	820,076
Deutsche Bank AG	2.902%	Fixed	CPI	Maturity	USD	35,000,000	07/12/27	—	—	405,039	405,039
Deutsche Bank AG	2.860%	Fixed	CPI	Maturity	USD	30,000,000	09/24/23	—	—	1,770,409	1,770,409
Deutsche Bank AG	2.748%	Fixed	CPI	Maturity	USD	25,000,000	05/17/26	—	—	2,083,324	2,083,324
Deutsche Bank AG	2.735%	Fixed	CPI	Maturity	USD	31,000,000	05/27/26	—	—	2,571,288	2,571,288
Deutsche Bank AG	2.710%	Fixed	CPI	Maturity	USD	27,000,000	05/25/26	—	—	2,280,667	2,280,667
Deutsche Bank AG	2.698%	Fixed	CPI	Maturity	USD	32,000,000	06/08/26	—	—	2,655,010	2,655,010
Deutsche Bank AG	2.695%	Fixed	CPI	Maturity	USD	32,000,000	09/24/25	—	—	2,026,106	2,026,106
Deutsche Bank AG	2.623%	Fixed	CPI	Maturity	USD	40,000,000	07/14/26	—	—	3,212,049	3,212,049
Deutsche Bank AG	2.588%	Fixed	CPI	Maturity	USD	40,000,000	06/24/26	—	—	3,419,495	3,419,495
Deutsche Bank AG	2.423%	Fixed	CPI	Maturity	USD	45,000,000	03/08/26	—	—	4,598,208	4,598,208
Deutsche Bank AG	2.420%	Fixed	CPI	Maturity	USD	20,000,000	03/05/26	—	—	2,045,237	2,045,237
Deutsche Bank AG	2.325%	Fixed	CPI	Maturity	USD	42,000,000	03/02/26	—	—	4,488,744	4,488,744
Deutsche Bank AG	1.540%	Fixed	CPI	Maturity	USD	20,000,000	07/15/25	—	—	3,089,337	3,089,337
Deutsche Bank AG	1.518%	Fixed	CPI	Maturity	USD	34,000,000	07/20/24	—	—	4,947,650	4,947,650
Intercontinental Exchange, Inc.	2.970%	Fixed	CPI	Maturity	USD	32,000,000	10/28/25	—	—	22,259	22,259
Morgan Stanley and Co. International	3.665%	Fixed	CPI	Maturity	USD	42,000,000	02/22/24	—	—	1,036,065	1,036,065

Total Appreciation										$117,373,670	$117,373,670
Bank of America Corp.	3.645%	Fixed	CPI	Maturity	USD	24,000,000	03/28/27	—	—	(119,217)	(119,217)
Bank of America Corp.	3.390%	Fixed	CPI	Maturity	USD	40,000,000	06/08/27	—	—	(283,599)	(283,599)
Bank of America Corp.	2.878%	Fixed	CPI	Maturity	USD	34,000,000	09/15/27	—	—	(95,142)	(95,142)

131

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CONTINUED

Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citibank, N.A	3.849%	Fixed	CPI	Maturity	USD	40,000,000	03/15/26	—	—	$(82,198)$	(82,198)
Deutsche Bank AG	3.959%	Fixed	CPI	Maturity	USD	30,000,000	05/04/25	—	—	(72,300)	(72,300)
Deutsche Bank AG	3.488%	Fixed	CPI	Maturity	USD	59,000,000	04/22/27	—	—	(91,285)	(91,285)
Deutsche Bank AG	3.407%	Fixed	CPI	Maturity	USD	35,000,000	06/13/27	—	—	(282,458)	(282,458)

Total (Depreciation)										$(1,026,199)	$(1,026,199)

Total Appreciation (Depreciation)										$116,347,471	$116,347,471

*	As of October 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $46,314,820 in connection with open inflation swap contracts.

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$100,491,564	—	$100,491,564
Austria	—	2,041,736	—	2,041,736
Belgium	—	4,573,366	—	4,573,366
Canada	—	129,465,139	—	129,465,139
Denmark	—	1,854,265	—	1,854,265
Finland	—	8,259,200	—	8,259,200
France	—	84,162,961	—	84,162,961
Germany	—	83,956,263	—	83,956,263
Ireland	—	14,590,389	—	14,590,389
Italy	—	17,026,560	—	17,026,560
Japan	—	126,163,695	—	126,163,695
Luxembourg	—	2,480,193	—	2,480,193
Netherlands	—	18,669,550	—	18,669,550
New Zealand	—	17,010,487	—	17,010,487
Norway	—	31,323,798	—	31,323,798
Spain	—	35,560,407	—	35,560,407
Supranational Organization Obligations	—	118,622,841	—	118,622,841
Sweden	—	32,986,906	—	32,986,906
Switzerland	—	21,406,326	—	21,406,326
United Kingdom	—	112,175,773	—	112,175,773
United States	—	830,499,767	—	830,499,767
U.S. Treasury Obligations	—	216,366,680	—	216,366,680
Securities Lending Collateral	—	70,378,122	—	70,378,122
Forward Currency Contracts**	—	1,070,577	—	1,070,577
Swap Agreements**	—	116,347,471	—	116,347,471

TOTAL	—	$2,197,484,036	—	$2,197,484,036

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

132

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SCHEDULE OF INVESTMENTS

October 31, 2022

		Face Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (11.2%)
Federal National Mortgage Association
2.000%, 11/01/37 TBA		6,725	$5,888,637
2.500%, 11/01/37 TBA		4,784	4,309,798
2.000%, 11/01/52 TBA		2,815	2,217,692
2.500%, 11/01/52 TBA		4,130	3,379,530
3.000%, 11/01/52 TBA		6,220	5,285,542
Government National Mortgage Association
2.500%, 11/01/52 TBA		4,092	3,466,720
3.000%, 11/01/52 TBA		2,816	2,451,020

TOTAL AGENCY OBLIGATIONS			26,998,939

BONDS — (87.1%)
AUSTRALIA — (6.2%)
ANZ New Zealand International Ltd.
0.375%, 09/17/29	EUR	255	194,916
APA Infrastructure Ltd.
0.750%, 03/15/29	EUR	1,500	1,158,823
ASB Finance Ltd.
0.500%, 09/24/29	EUR	300	229,466
Australia Government Bond
1.000%, 11/21/31	AUD	650	328,993
FMG Resources August 2006 Pty Ltd.
Ω 4.500%, 09/15/27		1,150	1,029,020
Ω 4.375%, 04/01/31		200	158,960
Glencore Funding LLC
Ω 2.850%, 04/27/31		500	387,053
Macquarie Group Ltd.
0.350%, 03/03/28	EUR	500	392,271
New South Wales Treasury Corp.
2.000%, 03/20/31	AUD	900	479,337
1.500%, 02/20/32	AUD	5,860	2,892,920
Queensland Treasury Corp.
Ω 1.500%, 08/20/32	AUD	1,700	830,418
South Australian Government Financing Authority
1.750%, 05/24/32	AUD	1,200	601,790
Telstra Corp. Ltd.
1.375%, 03/26/29	EUR	2,000	1,735,940
Treasury Corp. of Victoria
4.250%, 12/20/32	AUD	900	560,970
2.250%, 09/15/33	AUD	500	254,720
2.250%, 11/20/34	AUD	4,090	2,015,621
Westpac Securities NZ Ltd.
0.100%, 07/13/27	EUR	1,880	1,541,024

TOTAL AUSTRALIA			14,792,242

		Face Amount^	Value†
		(000)
BELGIUM — (0.5%)
Anheuser-Busch InBev SA/NV
2.000%, 03/17/28	EUR	470	$430,860
Solvay SA
0.500%, 09/06/29	EUR	1,200	885,499

TOTAL BELGIUM			1,316,359

CANADA — (7.3%)
Bank of Nova Scotia
2.450%, 02/02/32		200	149,781
Brookfield Finance, Inc.
4.850%, 03/29/29		600	554,114
Canadian Imperial Bank of Commerce
3.600%, 04/07/32		300	247,640
Canadian Natural Resources Ltd.
2.950%, 07/15/30		500	410,210
CI Financial Corp.
3.200%, 12/17/30		1,500	1,085,215
CPPIB Capital, Inc.
1.125%, 12/14/29	GBP	2,350	2,161,804
Fairfax Financial Holdings Ltd.
4.625%, 04/29/30		500	439,593
Ontario Teachers’ Finance Trust
0.050%, 11/25/30	EUR	1,600	1,220,164
1.850%, 05/03/32	EUR	1,800	1,548,876
Province of Alberta Canada
3.600%, 04/11/28	AUD	500	298,730
2.050%, 06/01/30	CAD	3,000	1,927,148
1.650%, 06/01/31	CAD	2,400	1,461,986
Province of Manitoba Canada
2.050%, 06/02/31	CAD	1,790	1,123,968
Province of Nova Scotia Canada
2.000%, 09/01/30	CAD	1,250	794,087
Province of Quebec Canada
1.900%, 09/01/30	CAD	700	443,055
Province of Saskatchewan Canada
2.200%, 06/02/30	CAD	3,000	1,946,306
Royal Bank of Canada
2.125%, 04/26/29	EUR	500	435,259
Toronto-Dominion Bank
3.129%, 08/03/32	EUR	500	445,309
Toronto-Dominion Bank
1.952%, 04/08/30	EUR	880	739,891
TransCanada PipeLines Ltd.
4.625%, 03/01/34		200	174,671

TOTAL CANADA			17,607,807

133

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CONTINUED

		Face Amount^	Value†
		(000)
DENMARK — (0.9%)
Denmark Government Bond
0.000%, 11/15/31	DKK	15,000	$1,585,652
DSV Finance BV
1.375%, 03/16/30	EUR	700	574,269

TOTAL DENMARK			2,159,921

FINLAND — (1.1%)
Nokia Oyj
4.375%, 06/12/27		900	827,667
OP Corporate Bank PLC
0.100%, 11/16/27	EUR	2,100	1,720,452

TOTAL FINLAND			2,548,119

FRANCE — (5.8%)
Airbus SE
1.625%, 06/09/30	EUR	2,000	1,716,238
Banque Federative du Credit Mutuel SA
0.250%, 07/19/28	EUR	500	390,293
1.250%, 06/03/30	EUR	1,300	1,018,838
0.625%, 02/21/31	EUR	600	435,104
1.125%, 01/19/32	EUR	400	296,820
BNP Paribas SA
1.375%, 05/28/29	EUR	500	402,954
1.250%, 07/13/31	GBP	400	315,053
BPCE SA
Ω 2.700%, 10/01/29		1,500	1,214,820
0.250%, 01/14/31	EUR	1,200	868,587
Electricite de France SA
6.125%, 06/02/34	GBP	300	341,360
JCDecaux SE
1.625%, 02/07/30	EUR	1,200	904,770
La Poste SA
1.375%, 04/21/32	EUR	1,100	889,475
Societe Generale SA
0.750%, 01/25/27	EUR	500	421,580
0.875%, 09/24/29	EUR	1,000	762,286
Societe Nationale SNCF SA
1.500%, 02/02/29	EUR	900	817,380
TotalEnergies Capital Canada Ltd.
2.125%, 09/18/29	EUR	200	180,553
TotalEnergies Capital International SA
1.405%, 09/03/31	GBP	1,000	866,558
Vinci SA
2.750%, 09/15/34	GBP	700	633,798
WEA Finance LLC
Ω 3.500%, 06/15/29		1,800	1,441,570

TOTAL FRANCE			13,918,037

		Face Amount^	Value†
		(000)
GERMANY — (2.6%)
BASF SE
3.750%, 06/29/32	EUR	500	$475,269
Bayer Capital Corp. BV
2.125%, 12/15/29	EUR	500	424,805
Deutsche Bank AG
1.750%, 01/17/28	EUR	400	321,790
Deutsche Telekom AG
3.125%, 02/06/34	GBP	320	305,691
E.ON International Finance BV
6.375%, 06/07/32	GBP	250	296,680
Fresenius Medical Care U.S. Finance III, Inc.
Ω 2.375%, 02/16/31		750	522,584
Grand City Properties SA
0.125%, 01/11/28	EUR	900	613,995
Mercedes-Benz International Finance BV
0.625%, 05/06/27	EUR	500	442,122
Volkswagen Financial Services AG
0.375%, 02/12/30	EUR	900	669,477
Vonovia SE
2.375%, 03/25/32	EUR	800	615,608
Wintershall Dea Finance BV
1.332%, 09/25/28	EUR	1,000	809,710
1.823%, 09/25/31	EUR	1,000	732,056

TOTAL GERMANY			6,229,787

HONG KONG — (0.7%)
Prudential PLC
3.125%, 04/14/30		1,000	820,039
3.625%, 03/24/32		1,000	819,976

TOTAL HONG KONG			1,640,015

ITALY — (2.1%)
Eni SpA
3.625%, 01/29/29	EUR	200	190,218
0.625%, 01/23/30	EUR	1,000	767,026
Holding d’Infrastructures de Transport SASU
1.625%, 09/18/29	EUR	1,100	875,515
Intesa Sanpaolo SpA
2.500%, 01/15/30	GBP	400	341,928
Snam SpA
0.000%, 12/07/28	EUR	2,000	1,499,234
UniCredit SpA
1.800%, 01/20/30	EUR	800	616,963
1.625%, 01/18/32	EUR	1,000	715,604

TOTAL ITALY			5,006,488

134

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CONTINUED

		Face Amount^	Value†
		(000)
JAPAN — (4.2%)
7-Eleven, Inc.
Ω 1.800%, 02/10/31		300	$221,403
Aircastle Ltd.
Ω 2.850%, 01/26/28		400	301,892
American Honda Finance Corp.
0.300%, 07/07/28	EUR	370	302,600
Japan Government Twenty Year Bond
2.100%, 09/20/28	JPY	106,000	795,205
1.500%, 03/20/34	JPY	70,000	524,537
1.200%, 09/20/35	JPY	104,000	753,273
Mitsubishi UFJ Financial Group, Inc.
3.195%, 07/18/29		1,000	837,938
3.556%, 06/15/32	EUR	1,480	1,345,194
Mizuho Financial Group, Inc.
0.402%, 09/06/29	EUR	1,700	1,270,176
0.693%, 10/07/30	EUR	600	442,341
2.096%, 04/08/32	EUR	400	320,379
Nissan Motor Co. Ltd.
Ω 4.810%, 09/17/30		1,450	1,158,119
Nomura Holdings, Inc.
2.172%, 07/14/28		300	237,418
NTT Finance Corp.
0.342%, 03/03/30	EUR	138	108,157
Sumitomo Mitsui Financial Group, Inc.
2.724%, 09/27/29		1,000	802,732
2.222%, 09/17/31		1,000	732,069

TOTAL JAPAN			10,153,433

LUXEMBOURG — (0.2%)
Prologis International Funding II SA
3.125%, 06/01/31	EUR	700	604,197

NETHERLANDS — (1.4%)
Cooperatieve Rabobank UA
4.550%, 08/30/29	GBP	700	764,548
CTP NV
1.250%, 06/21/29	EUR	260	153,866
ING Groep NV
2.000%, 09/20/28	EUR	500	431,783
Nederlandse Waterschapsbank NV
3.300%, 05/02/29	AUD	500	291,861
TenneT Holding BV
2.125%, 11/17/29	EUR	1,000	888,668
2.375%, 05/17/33	EUR	1,000	848,294

TOTAL NETHERLANDS			3,379,020

		Face Amount^	Value†
		(000)
NEW ZEALAND — (0.4%)
New Zealand Government Bond
3.500%, 04/14/33	NZD	1,650	$904,332

NORWAY — (0.1%)
Aker BP ASA
Ω 4.000%, 01/15/31		300	254,378

SPAIN — (1.0%)
Merlin Properties Socimi SA
2.375%, 09/18/29	EUR	900	717,499
SP Transmission PLC
2.000%, 11/13/31	GBP	435	381,519
Spain Government Bond
Ω 2.550%, 10/31/32	EUR	1,300	1,210,424

TOTAL SPAIN			2,309,442

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.4%)
Asian Development Bank
2.350%, 06/21/27	JPY	420,000	3,099,314
Inter-American Development Bank
1.000%, 08/04/28	AUD	2,000	1,040,196
International Bank for Reconstruction & Development
1.100%, 11/18/30	AUD	1,000	478,315
International Finance Corp.
3.150%, 06/26/29	AUD	300	174,745
1.500%, 04/15/35	AUD	2,500	1,058,454

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			5,851,024

SWEDEN — (0.1%)
Skandinaviska Enskilda Banken AB
0.625%, 11/12/29	EUR	200	154,871
Svenska Handelsbanken AB
1.375%, 02/23/29	EUR	140	116,695

TOTAL SWEDEN			271,566

SWITZERLAND — (1.2%)
Credit Suisse Group AG
4.550%, 04/17/26		700	614,030
UBS AG
0.500%, 03/31/31	EUR	500	373,308
UBS Group AG
0.875%, 11/03/31	EUR	2,270	1,650,153
0.625%, 02/24/33	EUR	200	136,734

TOTAL SWITZERLAND			2,774,225

135

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CONTINUED

		Face Amount^	Value†
		(000)
UNITED KINGDOM — (4.7%)
Ashtead Capital, Inc.
Ω 2.450%, 08/12/31		200	$143,448
Barclays PLC
3.250%, 01/17/33	GBP	600	522,202
BAT International Finance PLC
2.250%, 06/26/28	GBP	400	354,660
2.250%, 01/16/30	EUR	500	382,375
BAT Netherlands Finance BV
3.125%, 04/07/28	EUR	100	87,901
BP Capital Markets PLC
1.231%, 05/08/31	EUR	2,300	1,823,075
2.822%, 04/07/32	EUR	300	267,912
British Telecommunications PLC
3.125%, 11/21/31	GBP	560	517,086
Centrica PLC
4.375%, 03/13/29	GBP	400	411,609
CK Hutchison Europe Finance 21 Ltd.
0.750%, 11/02/29	EUR	1,000	768,522
CNH Industrial Finance Europe SA
1.750%, 03/25/27	EUR	500	452,735
Diageo Finance PLC
2.500%, 03/27/32	EUR	400	360,798
Experian Finance PLC
Ω 2.750%, 03/08/30		602	482,188
HSBC Holdings PLC
2.625%, 08/16/28	GBP	400	376,969
Lloyds Banking Group PLC
4.550%, 08/16/28		300	267,687
London Stock Exchange Group PLC
1.750%, 09/19/29	EUR	1,200	1,014,312
National Grid Electricity Distribution West Midlands PLC
5.750%, 04/16/32	GBP	300	342,133
National Grid Gas PLC
1.125%, 01/14/33	GBP	656	476,471
Nationwide Building Society
0.250%, 09/14/28	EUR	1,000	783,954
Southern Gas Networks PLC
1.250%, 12/02/31	GBP	1,250	997,308
Vodafone Group PLC
1.625%, 11/24/30	EUR	470	397,064
6.150%, 02/27/37		200	188,289

TOTAL UNITED KINGDOM			11,418,698

UNITED STATES — (44.2%)
AbbVie, Inc.
2.625%, 11/15/28	EUR	450	419,120
Advance Auto Parts, Inc.
3.900%, 04/15/30		150	126,845

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
3.500%, 03/15/32		270	$212,828
AECOM
5.125%, 03/15/27		750	710,077
Allstate Corp.
5.950%, 04/01/36		1,400	1,413,709
Ally Financial, Inc.
8.000%, 11/01/31		300	307,683
Altria Group, Inc.
3.400%, 05/06/30		200	162,056
American Tower Corp.
1.000%, 01/15/32	EUR	500	347,222
American Water Capital Corp.
3.450%, 06/01/29		600	530,509
Amgen, Inc.
4.000%, 09/13/29	GBP	356	379,385
Aon Corp.
2.800%, 05/15/30		2,000	1,639,057
Apple, Inc.
3.200%, 05/11/27		1,375	1,287,691
Ares Capital Corp.
3.200%, 11/15/31		800	560,072
Arrow Electronics, Inc.
3.875%, 01/12/28		1,000	889,591
Ashland LLC
Ω 3.375%, 09/01/31		400	312,952
Assurant, Inc.
2.650%, 01/15/32		1,000	719,529
Assured Guaranty U.S. Holdings, Inc.
3.150%, 06/15/31		1,000	794,859
AT&T, Inc.
4.350%, 03/01/29		100	92,950
Atmos Energy Corp.
1.500%, 01/15/31		150	111,857
AutoNation, Inc.
2.400%, 08/01/31		1,500	1,038,713
3.850%, 03/01/32		500	389,225
Bath & Body Works, Inc.
5.250%, 02/01/28		600	530,700
Berkshire Hathaway, Inc.
0.437%, 04/15/31	JPY	310,000	1,961,119
0.472%, 01/23/32	JPY	200,000	1,259,872
Biogen, Inc.
2.250%, 05/01/30		567	445,902
Black Hills Corp.
2.500%, 06/15/30		800	621,279
Block, Inc.
# 3500%, 06/01/31		1,500	1,207,500
Boardwalk Pipelines LP
3.600%, 09/01/32		100	79,264
Boeing Co.
3.200%, 03/01/29		200	166,630
Boston Scientific Corp.
0.625%, 12/01/27	EUR	800	682,581

136

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CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Brixmor Operating Partnership LP
4.050%, 07/01/30		300	$248,863
Broadcom, Inc.
Ω 3.187%, 11/15/36		150	102,310
Broadstone Net Lease LLC
2.600%, 09/15/31		1,904	1,373,134
Capital One Financial Corp.
1.650%, 06/12/29	EUR	1,173	908,163
Celanese U.S. Holdings LLC
0.625%, 09/10/28	EUR	1,000	674,125
Centene Corp.
3.000%, 10/15/30		800	644,000
Chevron Corp.
2.236%, 05/11/30		600	497,486
Chevron USA, Inc.
3.250%, 10/15/29		1,100	986,126
Chubb INA Holdings, Inc.
0.875%, 12/15/29	EUR	1,000	780,870
1.400%, 06/15/31	EUR	700	545,099
Cigna Corp.
4.375%, 10/15/28		100	94,132
Citigroup, Inc.
1.625%, 03/21/28	EUR	1,000	868,889
Clorox Co.
1.800%, 05/15/30		300	230,013
Comcast Corp.
0.250%, 09/14/29	EUR	300	238,360
5.500%, 11/23/29	GBP	350	406,833
Conagra Brands, Inc.
5.300%, 11/01/38		200	174,435
ConocoPhillips
6.500%, 02/01/39		300	321,239
Continental Resources, Inc.
4.375%, 01/15/28		1,000	896,620
Cox Communications, Inc.
Ω 3.500%, 08/15/27		650	589,485
Crown Castle, Inc.
3.800%, 02/15/28		600	540,864
Dentsply Sirona, Inc.
3.250%, 06/01/30		650	507,273
DH Europe Finance II Sarl
0.750%, 09/18/31	EUR	400	307,863
Dick’s Sporting Goods, Inc.
3.150%, 01/15/32		500	379,521
Digital Dutch Finco BV
1.000%, 01/15/32	EUR	1,000	660,758
Discover Bank
4.650%, 09/13/28		200	178,440
Discovery Communications LLC
1.900%, 03/19/27	EUR	900	762,363
Dow Chemical Co.
1.125%, 03/15/32	EUR	267	187,284

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
DPL, Inc.
4.350%, 04/15/29		1,500	$1,282,500
Duquesne Light Holdings, Inc.
Ω 2.775%, 01/07/32		1,000	749,831
DXC Technology Co.
2.375%, 09/15/28		400	329,159
Edison International
4.125%, 03/15/28		650	578,084
Elevance Health, Inc.
2.875%, 09/15/29		650	552,025
Energy Transfer LP
3.750%, 05/15/30		350	297,498
EnerSys
Ω 4.375%, 12/15/27		1,000	877,500
EPR Properties
4.950%, 04/15/28		500	410,576
3.750%, 08/15/29		1,200	882,344
Equinix, Inc.
2.150%, 07/15/30		300	228,375
ERP Operating LP
4.150%, 12/01/28		600	546,149
Expedia Group, Inc.
3.250%, 02/15/30		650	523,846
Fidelity National Information Services, Inc.
1.500%, 05/21/27	EUR	500	443,851
First American Financial Corp.
2.400%, 08/15/31		300	209,176
FirstEnergy Corp.
2.650%, 03/01/30		600	485,052
Five Corners Funding Trust II
Ω 2.850%, 05/15/30		500	406,788
Flowserve Corp.
2.800%, 01/15/32		2,000	1,433,320
Fluor Corp.
# 4.250%, 09/15/28		600	523,026
Ford Motor Credit Co. LLC
4.134%, 08/04/25		350	325,430
2.900%, 02/16/28		250	202,946
Fox Corp.
4.709%, 01/25/29		300	279,245
GATX Corp.
4.700%, 04/01/29		200	184,064
3.500%, 06/01/32		500	397,196
General Motors Financial Co., Inc.
5.650%, 01/17/29		600	566,068
Global Payments, Inc.
3.200%, 08/15/29		250	207,798
GLP Capital LP/GLP Financing II, Inc.
5.750%, 06/01/28		200	185,531
4.000%, 01/15/30		200	164,934

137

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CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Goldman Sachs Group, Inc.
3.125%, 07/25/29	GBP	400	$383,415
1.875%, 12/16/30	GBP	331	282,070
Graphic Packaging International LLC
Ω 4.750%, 07/15/27		500	460,232
HAT Holdings I LLC / HAT Holdings II LLC
Ω 3.750%, 09/15/30		600	414,000
HCA, Inc.
7.500%, 11/06/33		117	116,896
Honeywell International, Inc.
2.250%, 02/22/28	EUR	450	411,373
Howmet Aerospace, Inc.
6.875%, 05/01/25		10	10,222
3.000%, 01/15/29		500	416,190
HP, Inc.
2.650%, 06/17/31		200	146,548
4.200%, 04/15/32		172	140,854
Humana, Inc.
3.125%, 08/15/29		150	128,112
Huntsman International LLC
2.950%, 06/15/31		1,000	747,390
Hyatt Hotels Corp.
4.375%, 09/15/28		1,000	892,323
Illinois Tool Works, Inc.
2.125%, 05/22/30	EUR	100	86,769
1.000%, 06/05/31	EUR	300	231,850
Indiana Michigan Power Co.
6.050%, 03/15/37		500	492,047
International Business Machines Corp.
1.750%, 03/07/28	EUR	500	453,245
0.875%, 02/09/30	EUR	1,000	821,955
1.250%, 02/09/34	EUR	1,000	758,946
Invitation Homes Operating Partnership LP
2.700%, 01/15/34		900	622,046
JAB Holdings BV
2.000%, 05/18/28	EUR	500	423,104
Jackson Financial, Inc.
3.125%, 11/23/31		1,000	737,183
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
2.625%, 10/15/31		300	213,363
JPMorgan Chase & Co.
6.400%, 05/15/38		500	515,177
Juniper Networks, Inc.
2.000%, 12/10/30		1,200	868,845
KB Home
4.000%, 06/15/31		1,500	1,136,250
Kemper Corp.
3.800%, 02/23/32		1,000	814,146
Kilroy Realty LP
2.500%, 11/15/32		1,600	1,110,504

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Kimco Realty Corp.
1.900%, 03/01/28		700	$568,654
Kinder Morgan Energy Partners LP
6.950%, 01/15/38		100	99,368
Las Vegas Sands Corp.
3.900%, 08/08/29		1,000	808,289
Lazard Group LLC
4.500%, 09/19/28		500	453,507
Lear Corp.
3.800%, 09/15/27		265	239,564
Lennar Corp.
4.750%, 05/30/25		500	486,106
Lincoln National Corp.
3.400%, 01/15/31		700	577,189
LYB International Finance III LLC
3.375%, 10/01/40		500	333,924
Marriott International, Inc.
4.000%, 04/15/28		650	586,139
2.750%, 10/15/33		100	72,603
Marsh & McLennan Cos., Inc.
1.979%, 03/21/30	EUR	300	251,361
Masonite International Corp.
Ω 3.500%, 02/15/30		1,500	1,192,050
MGM Resorts International
4.625%, 09/01/26		350	319,375
Micron Technology, Inc.
3.366%, 11/01/41		500	316,942
Molina Healthcare, Inc.
Ω 3.875%, 11/15/30		1,000	849,797
Ω 3.875%, 05/15/32		250	208,500
Motorola Solutions, Inc.
2.300%, 11/15/30		200	149,639
Nasdaq, Inc.
1.750%, 03/28/29	EUR	500	417,460
National Fuel Gas Co.
2.950%, 03/01/31		1,000	749,823
Netflix, Inc.
5.875%, 11/15/28		200	198,500
NewMarket Corp.
2.700%, 03/18/31		1,000	758,927
NextEra Energy Operating Partners LP
Ω 4.500%, 09/15/27		300	279,000
Nordstrom, Inc.
4.000%, 03/15/27		885	750,323
NOV, Inc.
3.600%, 12/01/29		400	340,387
OneMain Finance Corp.
7.125%, 03/15/26		450	433,350
ONEOK, Inc.
6.350%, 01/15/31		300	295,956
Ovintiv, Inc.
8.125%, 09/15/30		400	428,529

138

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CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Paramount Global
4.950%, 01/15/31		200	$174,558
Philip Morris International, Inc.
0.800%, 08/01/31	EUR	800	557,784
Piedmont Operating Partnership LP
3.150%, 08/15/30		1,000	754,134
Plains All American Pipeline LP / PAA Finance Corp.
6.700%, 05/15/36		200	190,367
6.650%, 01/15/37		500	469,457
Plains All American Pipeline LP/PAA Finance Corp.
3.550%, 12/15/29		200	166,657
3.800%, 09/15/30		50	41,686
Primerica, Inc.
2.800%, 11/19/31		1,000	782,032
Principal Financial Group, Inc.
3.700%, 05/15/29		177	156,712
6.050%, 10/15/36		147	143,601
Progress Energy, Inc.
7.000%, 10/30/31		290	304,971
Prologis Euro Finance LLC
0.500%, 02/16/32	EUR	2,100	1,431,310
Public Storage
1.850%, 05/01/28		200	165,939
0.500%, 09/09/30	EUR	1,000	716,560
0.875%, 01/24/32	EUR	200	141,137
PulteGroup, Inc.
5.500%, 03/01/26		450	441,546
Ralph Lauren Corp.
2.950%, 06/15/30		1,000	838,031
Reinsurance Group of America, Inc.
3.150%, 06/15/30		258	211,408
Ross Stores, Inc.
1.875%, 04/15/31		99	73,611
Royalty Pharma PLC
2.200%, 09/02/30		150	113,713
Sabra Health Care LP
3.900%, 10/15/29		500	396,872
3.200%, 12/01/31		1,200	865,027
Seagate HDD Cayman
4.875%, 06/01/27		600	554,826
4.091%, 06/01/29		400	320,332
4.125%, 01/15/31		500	376,000
Sealed Air Corp.
Ω 4.000%, 12/01/27		400	356,272
Sensata Technologies BV
Ω 5.000%, 10/01/25		150	145,335
Sensata Technologies, Inc.
Ω 4.375%, 02/15/30		850	731,178
Simon Property Group LP
2.450%, 09/13/29		500	400,554

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Southwest Airlines Co.
5.125%, 06/15/27		600	$585,434
Spirit Realty LP
2.100%, 03/15/28		800	629,476
Steelcase, Inc.
5.125%, 01/18/29		700	612,710
Stellantis NV
4.500%, 07/07/28	EUR	600	584,357
STORE Capital Corp.
4.625%, 03/15/29		900	832,422
Stryker Corp.
2.125%, 11/30/27	EUR	500	457,469
Tapestry, Inc.
3.050%, 03/15/32		300	220,721
Taylor Morrison Communities, Inc.
Ω 5.750%, 01/15/28		1,000	916,575
Thermo Fisher Scientific, Inc.
1.950%, 07/24/29	EUR	500	448,430
Toll Brothers Finance Corp.
4.350%, 02/15/28		900	779,999
#@ 3.800%, 11/01/29		350	284,193
Truist Financial Corp.
1.950%, 06/05/30		200	153,763
Twitter, Inc.
Ω 3.875%, 12/15/27		1,300	1,311,375
United States Cellular Corp.
6.700%, 12/15/33		200	190,486
Utah Acquisition Sub, Inc.
3.125%, 11/22/28	EUR	550	474,530
Valero Energy Corp.
4.350%, 06/01/28		547	515,393
Verizon Communications, Inc.
1.375%, 11/02/28	EUR	500	431,139
Vontier Corp.
1.800%, 04/01/26		500	414,225
2.400%, 04/01/28		400	308,780
2.950%, 04/01/31		665	466,650
Vornado Realty LP
3.400%, 06/01/31		1,350	1,001,783
Walmart, Inc.
5.625%, 03/27/34	GBP	850	1,057,252
5.250%, 09/28/35	GBP	1,580	1,900,388
Walt Disney Co.
6.400%, 12/15/35		700	742,400
Wells Fargo & Co.
4.150%, 01/24/29		500	455,062
3.500%, 09/12/29	GBP	400	393,726
0.625%, 08/14/30	EUR	278	203,441
2.125%, 09/24/31	GBP	1,000	856,400
Welltower, Inc.
2.050%, 01/15/29		1,000	786,602
Western Digital Corp.
2.850%, 02/01/29		1,200	927,816
Western Union Co.
1.350%, 03/15/26		600	513,659

139

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CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Westlake Corp.
1.625%, 07/17/29	EUR	500	$381,497
WPC Eurobond BV
1.350%, 04/15/28	EUR	600	475,600
Yum! Brands, Inc.
Ω 4.750%, 01/15/30		200	178,750
3.625%, 03/15/31		500	401,250
Zimmer Biomet Holdings, Inc.
1.164%, 11/15/27	EUR	600	508,515

TOTAL UNITED STATES			106,201,832

TOTAL BONDS			209,340,922

U.S. TREASURY OBLIGATIONS — (0.8%)
U.S. Treasury Notes
0.375%, 04/15/24		2,000	1,880,235

TOTAL INVESTMENT SECURITIES (Cost $298,327,465)			238,220,096

	Shares	Value†

SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	178,777	$2,066,845

TOTAL INVESTMENTS — (100.0%) (Cost $300,394,709)		$240,286,941

As of October 31, 2022, DFA Global Core Plus Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,103,988	EUR	2,112,013	Citibank, N.A.	11/01/22	$16,791
USD	4,296,341	EUR	4,272,091	Morgan Stanley and Co. International	11/01/22	74,449
USD	1,201,510	EUR	1,197,607	State Street Bank and Trust	11/01/22	17,975
USD	10,135,539	EUR	10,211,087	Morgan Stanley and Co. International	11/08/22	40,305
USD	1,463,061	EUR	1,416,782	Bank of New York Mellon	11/10/22	62,158
USD	92,534	EUR	91,629	Citibank, N.A.	11/10/22	1,932
USD	5,226,492	EUR	5,087,116	HSBC Bank	11/10/22	196,390
USD	2,133,149	EUR	2,055,792	State Street Bank and Trust	11/10/22	100,397
DKK	715,407	USD	93,530	Citibank, N.A.	11/18/22	1,539
USD	90,168	DKK	669,206	Citibank, N.A.	11/18/22	1,239
USD	1,726,201	DKK	12,804,394	State Street Bank and Trust	11/18/22	24,660
USD	2,606,309	EUR	2,583,356	Citibank, N.A.	11/28/22	48,607
USD	3,045,851	EUR	3,013,851	HSBC Bank	11/28/22	61,929
USD	3,209,131	EUR	3,193,669	State Street Bank and Trust	11/28/22	47,176
CAD	2,466,748	USD	1,783,426	Citibank, N.A.	11/30/22	27,513
USD	196,434	CAD	266,296	Citibank, N.A.	11/30/22	936
USD	21,333,558	CAD	28,092,640	HSBC Bank	11/30/22	709,604
CAD	6,297,581	USD	4,593,212	HSBC Bank	11/30/22	30,100
CAD	2,430,371	USD	1,782,088	State Street Bank and Trust	11/30/22	2,146
NZD	17,423	USD	9,913	Citibank, N.A.	12/01/22	222
USD	27,861	NZD	47,768	Citibank, N.A.	12/01/22	75
NZD	59,318	USD	33,180	State Street Bank and Trust	12/01/22	1,324
USD	21,040	JPY	2,924,637	Citibank, N.A.	12/02/22	1,305
USD	8,803,156	JPY	1,256,451,859	State Street Bank and Trust	12/20/22	301,825
USD	8,263,480	EUR	8,259,629	Morgan Stanley and Co. International	12/29/22	60,791

140

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CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	8,479,614	EUR	8,493,505	State Street Bank and Trust	01/04/23	$39,703
EUR	7,087,421	USD	7,049,851	UBS AG	01/19/23	546
USD	16,375,851	GBP	14,130,543	State Street Bank and Trust	01/26/23	123,511

Total Appreciation						$1,995,148
EUR	7,581,711	USD	7,553,355	Morgan Stanley and Co. International	11/01/22	$(60,732)
DKK	465,358	USD	62,948	Citibank, N.A.	11/18/22	(1,108)
DKK	183,352	USD	24,471	Morgan Stanley and Co. International	11/18/22	(106)
CAD	2,940,211	USD	2,177,206	Citibank, N.A.	11/30/22	(18,677)
CAD	3,628,235	USD	2,747,009	UBS AG	11/30/22	(83,374)
USD	11,228	NZD	19,793	Citibank, N.A.	12/01/22	(285)
USD	882,073	NZD	1,550,766	UBS AG	12/01/22	(19,976)
USD	190,681	EUR	193,019	Bank of New York Mellon	01/04/23	(1,120)
USD	314,184	EUR	321,693	HSBC Bank	01/04/23	(5,479)
USD	661,523	EUR	675,773	Morgan Stanley and Co. International	01/04/23	(9,986)
USD	30,515,249	EUR	30,828,482	Citibank, N.A.	01/19/23	(152,185)
EUR	162,608	USD	163,092	Citibank, N.A.	01/19/23	(1,334)
EUR	9,250,930	USD	9,292,257	UBS AG	01/19/23	(89,654)
USD	9,945,622	EUR	10,166,860	Morgan Stanley and Co. International	01/20/23	(168,863)
USD	11,697,486	AUD	18,457,464	Citibank, N.A.	01/24/23	(142,320)
AUD	639,791	USD	415,491	State Street Bank and Trust	01/24/23	(5,088)
USD	179,238	GBP	155,858	Morgan Stanley and Co. International	01/26/23	(23)

Total (Depreciation)						$(760,310)

Total Appreciation (Depreciation)						$1,234,838

As of October 31, 2022, DFA Global Core Plus Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.090%	Fixed	CPI	Maturity	USD	10,000,000	03/22/32	—	—	$11,438	$11,438
Bank of America Corp.	2.770%	Fixed	CPI	Maturity	USD	4,000,000	05/04/24	—	—	339,212	339,212
Bank of America Corp.	2.745%	Fixed	CPI	Maturity	USD	8,000,000	12/30/31	—	—	354,756	354,756
Bank of America Corp.	2.725%	Fixed	CPI	Maturity	USD	11,000,000	04/29/24	—	—	945,012	945,012
Bank of America Corp.	2.664%	Fixed	CPI	Maturity	USD	11,000,000	12/20/31	—	—	595,783	595,783
Bank of America Corp.	2.657%	Fixed	CPI	Maturity	USD	11,000,000	01/20/32	—	—	532,407	532,407
Bank of America Corp.	2.648%	Fixed	CPI	Maturity	USD	5,000,000	04/29/26	—	—	446,765	446,765
Bank of America Corp.	2.635%	Fixed	CPI	Maturity	USD	7,000,000	05/03/28	—	—	623,875	623,875
Bank of America Corp.	2.620%	Fixed	CPI	Maturity	USD	6,000,000	08/20/27	—	—	434,472	434,472
Bank of America Corp.	2.595%	Fixed	CPI	Maturity	USD	13,000,000	04/29/28	—	—	1,194,315	1,194,315
Bank of America Corp.	2.585%	Fixed	CPI	Maturity	USD	7,000,000	08/26/28	—	—	512,852	512,852

141

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CONTINUED

Counterparty	Payments made by Fund		Payment received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.570%	Fixed	CPI	Maturity	USD	3,000,000	07/19/28	—	—	$247,885	$247,885
Bank of America Corp.	2.546%	Fixed	CPI	Maturity	USD	40,000,000	04/29/31	—	—	3,811,494	3,811,494
Bank of America Corp.	2.533%	Fixed	CPI	Maturity	USD	3,000,000	05/03/36	—	—	279,718	279,718
Citibank, N.A	2.807%	Fixed	CPI	Maturity	USD	11,000,000	05/03/24	—	—	916,035	916,035
Deutsche Bank AG	3.120%	Fixed	CPI	Maturity	USD	7,000,000	11/22/28	—	—	222,596	222,596
Deutsche Bank AG	3.089%	Fixed	CPI	Maturity	USD	4,000,000	11/03/26	—	—	172,587	172,587
Deutsche Bank AG	2.833%	Fixed	CPI	Maturity	USD	15,000,000	07/12/28	—	—	197,240	197,240
Deutsche Bank AG	2.816%	Fixed	CPI	Maturity	USD	6,000,000	12/30/28	—	—	263,115	263,115
Deutsche Bank AG	2.783%	Fixed	CPI	Maturity	USD	7,000,000	11/03/31	—	—	345,789	345,789
Deutsche Bank AG	2.678%	Fixed	CPI	Maturity	USD	7,000,000	08/03/28	—	—	508,885	508,885
Deutsche Bank AG	2.678%	Fixed	CPI	Maturity	USD	7,000,000	10/12/31	—	—	414,754	414,754
Deutsche Bank AG	2.658%	Fixed	CPI	Maturity	USD	3,000,000	06/03/28	—	—	254,685	254,685
Deutsche Bank AG	2.600%	Fixed	CPI	Maturity	USD	5,000,000	06/14/26	—	—	433,582	433,582
Deutsche Bank AG	2.596%	Fixed	CPI	Maturity	USD	4,000,000	06/09/28	—	—	350,774	350,774
Deutsche Bank AG	2.553%	Fixed	CPI	Maturity	USD	3,000,000	06/03/36	—	—	262,223	262,223
Deutsche Bank AG	2.550%	Fixed	CPI	Maturity	USD	7,000,000	08/23/28	—	—	532,696	532,696
Deutsche Bank AG	2.529%	Fixed	CPI	Maturity	USD	4,000,000	07/02/29	—	—	353,815	353,815
Deutsche Bank AG	2.528%	Fixed	CPI	Maturity	USD	6,000,000	07/27/30	—	—	507,080	507,080
Deutsche Bank AG	2.515%	Fixed	CPI	Maturity	USD	4,000,000	06/09/36	—	—	364,817	364,817
Deutsche Bank AG	2.514%	Fixed	CPI	Maturity	USD	5,000,000	06/16/28	—	—	459,680	459,680
Deutsche Bank AG	2.468%	Fixed	CPI	Maturity	USD	5,000,000	06/21/29	—	—	474,365	474,365
Deutsche Bank AG	2.465%	Fixed	CPI	Maturity	USD	5,000,000	07/19/31	—	—	459,360	459,360
Deutsche Bank AG	2.456%	Fixed	CPI	Maturity	USD	5,000,000	07/14/31	—	—	466,508	466,508
Deutsche Bank AG	2.430%	Fixed	CPI	Maturity	USD	3,000,000	08/23/33	—	—	265,786	265,786
Morgan Stanley and Co. International	2.815%	Fixed	CPI	Maturity	USD	10,000,000	08/01/29	—	—	72,393	72,393

Total Appreciation										$18,628,749	$18,628,749

Total Appreciation (Depreciation)										$18,628,749	$18,628,749

142

DFA GLOBAL CORE PLUS REAL RETURN PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$26,998,939	—	$26,998,939
Bonds
Australia	—	14,792,242	—	14,792,242
Belgium	—	1,316,359	—	1,316,359
Canada	—	17,607,807	—	17,607,807
Denmark	—	2,159,921	—	2,159,921
Finland	—	2,548,119	—	2,548,119
France	—	13,918,037	—	13,918,037
Germany	—	6,229,787	—	6,229,787
Hong Kong	—	1,640,015	—	1,640,015
Italy	—	5,006,488	—	5,006,488
Japan	—	10,153,433	—	10,153,433
Luxembourg	—	604,197	—	604,197
Netherlands	—	3,379,020	—	3,379,020
New Zealand	—	904,332	—	904,332
Norway	—	254,378	—	254,378
Spain	—	2,309,442	—	2,309,442
Supranational Organization Obligations	—	5,851,024	—	5,851,024
Sweden	—	271,566	—	271,566
Switzerland	—	2,774,225	—	2,774,225
United Kingdom	—	11,418,698	—	11,418,698
United States	—	106,201,832	—	106,201,832
U.S. Treasury Obligations	—	1,880,235	—	1,880,235
Securities Lending Collateral	—	2,066,845	—	2,066,845
Forward Currency Contracts**	—	1,234,838	—	1,234,838
Swap Agreements**	—	18,628,749	—	18,628,749

TOTAL	—	$260,150,528	—	$260,150,528

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

143

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	DFA One-Year Fixed Income Portfolio*	DFA Two-Year Global Fixed Income Portfolio*	DFA Selectively Hedged Global Fixed Income Portfolio*	DFA Five-Year Global Fixed Income Portfolio*
ASSETS:
Investment Securities at Value (including $652,448, $33,230, $22,816 and $31,102 of securities on loan, respectively)	$5,318,289	$4,978,439	$997,068	$10,366,878
Temporary Cash Investments at Value & Cost	21,572	—	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $665,861, $33,945, $23,297 and $31,709, respectively)	665,832	33,936	23,288	31,698
Foreign Currencies at Value	1	416	313	1,437
Cash	248	59,954	19,827	56,886
Receivables:
Investment Securities Sold	—	15,857	—	28,016
Dividends and Interest	12,952	25,684	6,833	52,562
Securities Lending Income	47	7	7	12
Fund Shares Sold	8,936	7,262	1,020	11,991
Unrealized Gain on Forward Currency Contracts	—	21,623	3,193	33,013
Prepaid Expenses and Other Assets	99	92	7	117

Total Assets	6,027,976	5,143,270	1,051,556	10,582,610

LIABILITIES:
Payables:
Upon Return of Securities Loaned	153,569	33,875	23,112	22,320
Investment Securities Purchased	512,507	41,099	7,505	39,321
Fund Shares Redeemed	11,494	5,856	651	14,747
Due to Advisor	461	604	121	1,792
Unrealized Loss on Forward Currency Contracts	—	22,368	955	42,926
Unrealized Loss on Foreign Currency Contracts	—	165	13	111
Accrued Expenses and Other Liabilities	487	355	57	676

Total Liabilities	678,518	104,322	32,414	121,893

NET ASSETS	$5,349,458	$5,038,948	$1,019,142	$10,460,717

Institutional Class Shares — based on net assets of $5,349,458; $5,038,948; $1,019,142 and $10,460,717 and shares outstanding of 534,370,625, 527,192,964, 115,554,626 and 1,057,108,401, respectively	$10.01	$9.56	$8.82	$9.90

NUMBER OF SHARES AUTHORIZED	4,000,000,000	4,000,000,000	1,000,000,000	6,600,000,000

Investment Securities at Cost	$5,458,797	$5,283,304	$1,096,617	$11,071,210

Foreign Currencies at Cost	$1	$421	$316	$1,460

NET ASSETS CONSIST OF:
Paid-In Capital	$5,531,463	$5,271,370	$1,190,870	$11,667,366
Total Distributable Earnings (Loss)	(182,005)	(232,422)	(171,728)	(1,206,649)

NET ASSETS	$5,349,458	$5,038,948	$1,019,142	$10,460,717

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

144

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	DFA World ex U.S. Government Fixed Income Portfolio	DFA Short- Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short- Term Extended Quality Portfolio*
ASSETS:
Investment Securities at Value (including $0, $0, $0 and $75,466 of securities on loan, respectively)	$1,097,321	$1,566,962	$4,741,195	$6,402,030
Temporary Cash Investments at Value & Cost	—	2,793	1,845	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $0, $0 and $77,131, respectively)	—	—	—	77,101
Foreign Currencies at Value	463	—	—	642
Cash	30,927	—	—	55,714
Receivables:
Investment Securities Sold	—	—	—	3,190
Dividends and Interest	8,742	1,479	45,701	43,334
Securities Lending Income	—	—	—	33
Fund Shares Sold	2,252	2,233	4,905	8,685
Unrealized Gain on Forward Currency Contracts	7,150	—	—	12,945
Prepaid Expenses and Other Assets	21	36	59	108

Total Assets	1,146,876	1,573,503	4,793,705	6,603,782

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	—	80,339
Investment Securities Purchased	17,056	—	—	8,840
Fund Shares Redeemed	1,839	1,378	5,330	9,034
Due to Advisor	235	214	371	1,123
Unrealized Loss on Forward Currency Contracts	8,753	—	—	6,984
Unrealized Loss on Foreign Currency Contracts	6	—	—	87
Accrued Expenses and Other Liabilities	72	127	291	314

Total Liabilities	27,961	1,719	5,992	106,721

NET ASSETS	$1,118,915	$1,571,784	$4,787,713	$6,497,061

Institutional Class Shares — based on net assets of $1,118,915; $1,571,784; $4,787,713 and $6,497,061 and shares outstanding of 136,371,947, 160,980,267, 448,354,367 and 645,744,598, respectively	$8.20	$9.76	$10.68	$10.06

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,500,000,000	1,700,000,000	3,000,000,000

Investment Securities at Cost	$1,509,888	$1,599,588	$5,502,191	$6,962,898

Foreign Currencies at Cost	$463	$—	$—	$648

NET ASSETS CONSIST OF:
Paid-In Capital	$1,425,092	$1,732,287	$5,677,640	$7,059,751
Total Distributable Earnings (Loss)	(306,177)	(160,503)	(889,927)	(562,690)

NET ASSETS	$1,118,915	$1,571,784	$4,787,713	$6,497,061

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

145

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	DFA Intermediate- Term Extended Quality Portfolio*	DFA Targeted Credit Portfolio*	DFA Global Core Plus Fixed Income Portfolio*	DFA Investment Grade Portfolio*
ASSETS:
Investment Securities at Value (including $44,109, $26,170, $56,053 and $639,318 of securities on loan, respectively)	$1,216,045	$795,559	$2,465,731	$9,860,471
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $44,998, $26,790, $57,246 and $652,474, respectively)	44,981	26,782	57,224	652,171
Segregated Cash for Futures Contracts	—	—	3,381	—
Foreign Currencies at Value	—	16	484	2
Segregated Cash for Swaps Contracts	—	—	3,225	—
Cash	58,560	73,138	136,600	67,744
Receivables:
Investment Securities Sold	4,887	—	9,369	2,820
Dividends and Interest	13,548	6,195	23,918	95,312
Securities Lending Income	25	8	39	309
Fund Shares Sold	3,159	8,034	4,043	16,902
Unrealized Gain on Forward Currency Contracts	—	439	13,548	473
Unrealized Gain on Foreign Currency Contracts	—	—	37	—
Prepaid Expenses and Other Assets	31	32	29	100

Total Assets	1,341,236	910,203	2,717,628	10,696,304

LIABILITIES:
Payables:
Upon Return of Securities Loaned	47,645	24,363	57,631	655,631
Investment Securities Purchased	—	16,963	240,868	22,275
Fund Shares Redeemed	2,475	1,819	8,719	18,655
Due to Advisor	247	134	465	1,618
Segregated Cash for Swap Contracts	—	—	485	—
Unrealized Loss on Forward Currency Contracts	1	683	8,759	66
Unrealized Loss on Foreign Currency Contracts	—	118	—	84
Accrued Expenses and Other Liabilities	97	49	127	505

Total Liabilities	50,465	44,129	317,054	698,834

NET ASSETS	$1,290,771	$866,074	$2,400,574	$9,997,470

Institutional Class Shares — based on net assets of $1,290,771; $866,074; $2,400,574 and $9,997,470 and shares outstanding of 146,565,560, 96,390,293, 281,210,454 and 1,056,108,064, respectively	$8.81	$8.99	$8.54	$9.47

NUMBER OF SHARES AUTHORIZED	2,000,000,000	1,000,000,000	2,000,000,000	2,000,000,000

Investment Securities at Cost	$1,502,466	$887,313	$3,036,661	$11,561,922

Foreign Currencies at Cost	$—	$16	$486	$2

NET ASSETS CONSIST OF:
Paid-In Capital	$1,654,921	$966,645	$3,008,157	$11,963,266
Total Distributable Earnings (Loss)	(364,150)	(100,571)	(607,583)	(1,965,796)

NET ASSETS	$1,290,771	$866,074	$2,400,574	$9,997,470

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

146

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	DFA Diversified Fixed Income Portfolio*	DFA LTIP Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,559,872	—	—	—
Investment Securities at Value (including $26,553, $0, $0 and $68,908 of securities on loan, respectively)	373,729	$294,630	$5,873,194	$2,009,688
Temporary Cash Investments at Value & Cost	2,138	—	1,879	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $27,164, $0, $0 and $70,407, respectively)	27,162	—	—	70,378
Foreign Currencies at Value	—	—	—	220
Segregated Cash for Swaps Contracts	—	—	—	69,882
Cash	—	1,436	—	36,334
Receivables:
Investment Securities/Affiliated Investment Companies Sold	22,233	—	—	2,720
Dividends and Interest	479	292	16,402	13,810
Securities Lending Income	—	—	—	31
Fund Shares Sold	1,337	379	8,986	3,784
Unrealized Gain on Swap Contracts	—	—	—	117,374
Unrealized Gain on Forward Currency Contracts	—	—	—	3,754
Prepaid Expenses and Other Assets	50	11	52	44

Total Assets	1,987,000	296,748	5,900,513	2,328,019

LIABILITIES:
Payables:
Upon Return of Securities Loaned	49,399	—	—	68,577
Investment Securities/Affiliated Investment Companies Purchased	—	487	—	11,004
Fund Shares Redeemed	5,899	1	7,342	2,957
Due to Advisor	88	24	452	331
Segregated Cash for Swap Contracts	—	—	—	69,882
Unrealized Loss on Swap Contracts	—	—	—	1,026
Unrealized Loss on Forward Currency Contracts	—	—	—	2,684
Unrealized Loss on Foreign Currency Contracts	—	—	—	18
Accrued Expenses and Other Liabilities	71	18	287	116

Total Liabilities	55,457	530	8,081	156,595

NET ASSETS.	$1,931,543	$296,218	$5,892,432	$2,171,424

Institutional Class Shares — based on net assets of $1,931,543; $296,218; $5,892,432 and $2,171,424 and shares outstanding of 215,129,747, 45,125,013, 545,667,566 and 214,163,236, respectively	$8.98	$6.56	$10.80	$10.14

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$1,768,581	$—	$—	$—

Investment Securities at Cost	$380,853	$431,566	$6,568,063	$2,215,749

Foreign Currencies at Cost	$—	$—	$—	$219

NET ASSETS CONSIST OF:
Paid-In Capital	$2,177,274	$439,636	$6,649,304	$2,196,353
Total Distributable Earnings (Loss)	(245,731)	(143,418)	(756,872)	(24,929)

NET ASSETS	$1,931,543	$296,218	$5,892,432	$2,171,424

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

147

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

DFA Global Core Plus Real Return Portfolio*
ASSETS:
Investment Securities at Value (including $2,024 of securities on loan, respectively)	$238,220
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $2,067)	2,067
Segregated Cash for Futures Contracts	772
Foreign Currencies at Value	14
Segregated Cash for Swaps Contracts	8,372
Cash	52,478
Receivables:
Investment Securities Sold	1,720
Dividends, Interest and Tax Reclaims	2,034
Securities Lending Income	2
Fund Shares Sold	1,037
Unrealized Gain on Swap Contracts	18,629
Unrealized Gain on Forward Currency Contracts	1,995
Prepaid Expenses and Other Assets	18

Total Assets	327,358

LIABILITIES:
Payables:
Upon Return of Securities Loaned	2,048
Investment Securities Purchased	29,216
Fund Shares Redeemed	3,728
Due to Advisor	41
Segregated Cash for Swap Contracts	7,599
Unrealized Loss on Forward Currency Contracts	760
Accrued Expenses and Other Liabilities	54

Total Liabilities	43,446

NET ASSETS	$283,912

Institutional Class Shares — based on net assets of $283,912 and shares outstanding of 31,771,630	$8.94

NUMBER OF SHARES AUTHORIZED	500,000,000

Investment Securities at Cost	$298,327

Foreign Currencies at Cost	$14

NET ASSETS CONSIST OF:
Paid-In Capital	$329,638
Total Distributable Earnings (Loss)	(45,726)

NET ASSETS	$283,912

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

148

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio#	DFA Two-Year Global Fixed Income Portfolio#	DFA Selectively Hedged Global Fixed Income Portfolio#	DFA Five-Year Global Fixed Income Portfolio#
Investment Income
Interest	$53,611	$55,212	$17,759	$169,558
Income from Securities Lending	386	127	33	264

Total Investment Income	53,997	55,339	17,792	169,822

Expenses
Investment Management Fees	6,612	7,679	1,580	25,041
Accounting & Transfer Agent Fees	689	649	93	2,012
Custodian Fees	86	110	19	171
Filing Fees	171	133	45	231
Shareholders’ Reports	80	84	32	208
Directors’/Trustees’ Fees & Expenses	32	29	5	58
Professional Fees	63	68	15	148
Other	128	126	27	272

Total Expenses	7,861	8,878	1,816	28,141

Fees Paid Indirectly (Note C)	—	69	14	145

Net Expenses	7,861	8,809	1,802	27,996

Net Investment Income (Loss)	46,136	46,530	15,990	141,826

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(30,143)	(137,602)	(36,009)	(832,549)
Affiliated Investment Companies Shares Sold	(226)	(41)	(5)	(72)
Foreign Currency Transactions	—	(339)	(91)	(324)
Forward Currency Contracts	—	213,512	14,368	303,472
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(139,475)	(331,711)	(96,918)	(550,339)
Affiliated Investment Companies Shares	(37)	(17)	(9)	(12)
Translation of Foreign Currency-Denominated Amounts	—	(719)	(101)	(861)
Forward Currency Contracts	—	21,548	6,949	23,390

Net Realized and Unrealized Gain (Loss)	(169,881)	(235,369)	(111,816)	(1,057,295)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(123,745)	$(188,839)	$(95,826)	$(915,469)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

149

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio	DFA Short- Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short- Term Extended Quality Portfolio#
Investment Income
Interest	$14,637	$28,684	$93,835	$118,806
Income from Securities Lending	—	—	—	219

Total Investment Income	14,637	28,684	93,835	119,025

Expenses
Investment Management Fees	2,429	2,672	4,874	11,727
Accounting & Transfer Agent Fees	165	229	687	988
Custodian Fees	84	14	59	107
Filing Fees	64	66	131	191
Shareholders’ Reports	84	44	110	169
Directors’/Trustees’ Fees & Expenses	8	9	24	39
Professional Fees	17	16	62	92
Previously Waived Fees Recovered by Advisor (Note C)	123	—	—	876
Other	39	37	123	151

Total Expenses	3,013	3,087	6,070	14,340

Fees Waived, Expenses Reimbursed by Advisor (Note C)	155	—	—	77
Fees Paid Indirectly (Note C)	41	—	—	99

Net Expenses	2,817	3,087	6,070	14,164

Net Investment Income (Loss)	11,820	25,597	87,765	104,861

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(73,691)	(103,726)	(136,576)	(210,311)
Affiliated Investment Companies Shares Sold	—	—	—	(39)
Foreign Currency Transactions	(1,621)	—	—	(525)
Forward Currency Contracts	218,171	—	—	153,469
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(424,788)	(11,471)	(782,211)	(548,914)
Affiliated Investment Companies Shares	—	—	—	(30)
Translation of Foreign Currency-Denominated Amounts	(269)	—	—	(355)
Forward Currency Contracts	5,493	—	—	13,469

Net Realized and Unrealized Gain (Loss)	(276,705)	(115,197)	(918,787)	(593,236)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(264,885)	$(89,600)	$(831,022)	$(488,375)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

150

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	DFA Intermediate- Term Extended Quality Portfolio#	DFA Targeted Credit Portfolio#	DFA Global Core Plus Fixed Income Portfolio#	DFA Investment Grade Portfolio#
Investment Income
Interest	$50,950	$15,851	$74,389	$310,992
Income from Securities Lending	140	47	209	1,328

Total Investment Income	51,090	15,898	74,598	312,320

Expenses
Investment Management Fees	2,987	1,566	6,691	21,341
Accounting & Transfer Agent Fees	265	141	321	2,140
Custodian Fees	11	3	105	73
Filing Fees	64	67	102	278
Shareholders’ Reports	82	55	142	351
Directors’/Trustees’ Fees & Expenses	7	6	35	84
Professional Fees	20	12	42	166
Previously Waived Fees Recovered by Advisor (Note C)	139	22	—	1,139
Other	41	22	74	269

Total Expenses	3,616	1,894	7,512	25,841

Fees Waived, Expenses Reimbursed by Advisor (Note C)	23	154	—	125
Fees Paid Indirectly (Note C)	12	13	77	89

Net Expenses	3,581	1,727	7,435	25,627

Net Investment Income (Loss)	47,509	14,171	67,163	286,693

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(77,254)	(9,702)	(242,243)	(284,930)
Affiliated Investment Companies Shares Sold	(16)	(7)	(21)	(160)
Foreign Currency Transactions	—	(41)	(1,066)	9
Forward Currency Contracts	—	3,284	198,392	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(335,984)	(91,977)	(612,544)	(2,038,092)
Affiliated Investment Companies Shares	(19)	(9)	(24)	(327)
Translation of Foreign Currency-Denominated Amounts	—	8	(425)	11
Forward Currency Contracts	(1)	(115)	13,136	407

Net Realized and Unrealized Gain (Loss)	(413,274)	(98,559)	(644,795)	(2,323,082)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(365,765)	$(84,388)	$(577,632)	$(2,036,389)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

151

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	DFA Diversified Fixed Income Portfolio#	DFA LTIP Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio#
Investment Income
Income Distributions	$17,984	—	—	—

Total Investment Income	17,984	—	—	—

Fund Investment Income
Interest	31,457	$30,888	$535,128	$39,639
Income from Securities Lending	2	—	—	87

Total Fund Investment Income	31,459	30,888	535,128	39,726

Expenses
Investment Management Fees	2,674	349	6,254	3,794
Accounting & Transfer Agent Fees	427	19	721	376
Custodian Fees	6	2	83	82
Filing Fees	135	41	150	98
Shareholders’ Reports	69	24	213	66
Directors’/Trustees’ Fees & Expenses	25	4	33	17
Professional Fees	26	5	84	28
Other	19	11	178	77

Total Expenses	3,381	455	7,716	4,538

Fees Waived, Expenses Reimbursed by Advisor (Note C)	2,361	—	—	—
Fees Paid Indirectly (Note C)	—	3	—	21

Net Expenses	1,020	452	7,716	4,517

Net Investment Income (Loss)	48,423	30,436	527,412	35,209

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	12,140	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(12,934)	(5,549)	(53,868)	(38,676)
Affiliated Investment Companies Shares Sold	(28,718)	—	—	(9)
Swap Contracts	—	—	—	34,935
Foreign Currency Transactions	—	—	—	(229)
Forward Currency Contracts	—	—	—	50,889
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(25,114)	(184,077)	(1,345,892)	(208,259)
Affiliated Investment Companies Shares	(194,304)	—	—	(29)
Swap Contracts	—	—	—	41,372
Translation of Foreign Currency-Denominated Amounts	—	—	—	(183)
Forward Currency Contracts	—	—	—	9,191

Net Realized and Unrealized Gain (Loss)	(248,930)	(189,626)	(1,399,760)	(110,998)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(200,507)	$(159,190)	$(872,348)	$(75,789)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

152

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

DFA Global Core Plus Real Return Portfolio#
Investment Income
Interest	$7,242
Income from Securities Lending	9

Total Investment Income	7,251

Expenses
Investment Management Fees	748
Accounting & Transfer Agent Fees	75
Custodian Fees	49
Filing Fees	53
Shareholders’ Reports	40
Directors’/Trustees’ Fees & Expenses	4
Professional Fees	4
Organizational & Offering Costs	52
Previously Waived Fees Recovered by Advisor (Note C)	84
Other	42

Total Expenses	1,151

Fees Waived, Expenses Reimbursed by Advisor (Note C)	182

Net Expenses	969

Net Investment Income (Loss)	6,282

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(37,220)
Swap Contracts	6,497
Foreign Currency Transactions	(60)
Forward Currency Contracts	21,153
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(54,424)
Swap Contracts	7,713
Translation of Foreign Currency-Denominated Amounts	(34)
Forward Currency Contracts	1,316

Net Realized and Unrealized Gain (Loss)	(55,059)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(48,777)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

153

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio		DFA Two-Year Global Fixed Income Portfolio		DFA Selectively Hedged Global Fixed Income Portfolio		DFA Five-Year Global Fixed Income Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$46,136	$(316)	$46,530	$5,005	$15,990	$9,616	$141,826	$53,529
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(30,143)	765	(137,602)	134,031	(36,009)	32,305	(832,549)	538,322
Affiliated Investment Companies Shares Sold	(226)	(6)	(41)	—	(5)	—	(72)	(5)
Foreign Currency Transactions	—	—	(339)	(1,334)	(91)	1,318	(324)	1,547
Forward Currency Contracts	—	—	213,512	(99,208)	14,368	(7,462)	303,472	(398,032)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(139,475)	(2,359)	(331,711)	(2,105)	(96,918)	(25,646)	(550,339)	(212,535)
Affiliated Investment Companies Shares	(37)	8	(17)	8	(9)	—	(12)	1
Translation of Foreign Currency-Denominated Amounts	—	—	(719)	8	(101)	(17)	(861)	(126)
Forward Currency Contracts	—	—	21,548	(52,963)	6,949	(10,471)	23,390	(121,361)

Net Increase (Decrease) in Net Assets Resulting from Operations	(123,745)	(1,908)	(188,839)	(16,558)	(95,826)	(357)	(915,469)	(138,660)

Distributions:
Institutional Class Shares	(41,461)	(1,592)	(13,251)	(30,532)	(21,454)	(353)	(138,146)	(3,819)
Capital Share Transactions (1):
Shares Issued	2,559,201	2,590,795	1,551,922	1,679,495	226,931	272,742	3,036,685	3,889,481
Shares Issued in Lieu of Cash Distributions	37,969	1,478	11,517	27,086	21,423	352	136,008	3,763
Shares Redeemed	(2,940,804)	(3,386,361)	(2,016,317)	(1,287,009)	(347,902)	(167,314)	(5,279,634)	(3,417,878)

Net Increase (Decrease) from Capital Share Transactions	(343,634)	(794,088)	(452,878)	419,572	(99,548)	105,780	(2,106,941)	475,366

Total Increase (Decrease) in Net Assets	(508,840)	(797,588)	(654,968)	372,482	(216,828)	105,070	(3,160,556)	332,887
Net Assets
Beginning of Year	5,858,298	6,655,886	5,693,916	5,321,434	1,235,970	1,130,900	13,621,273	13,288,386

End of Year	$5,349,458	$5,858,298	$5,038,948	$5,693,916	$1,019,142	$1,235,970	$10,460,717	$13,621,273

(1) Shares Issued and Redeemed:
Shares Issued	251,248	251,534	159,778	168,729	24,726	27,823	295,268	356,554
Shares Issued in Lieu of Cash Distributions	3,766	143	1,165	2,725	2,250	37	13,016	346
Shares Redeemed	(289,589)	(328,773)	(208,199)	(129,291)	(38,058)	(17,077)	(515,126)	(313,455)

Net Increase (Decrease) from Shares Issued and Redeemed	(34,575)	(77,096)	(47,256)	42,163	(11,082)	10,783	(206,842)	43,445

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

154

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio		DFA Short-Term Government Portfolio		DFA Intermediate Government Fixed Income Portfolio		DFA Short-Term Extended Quality Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$11,820	$12,456	$25,597	$2,050	$87,765	$87,167	$104,861	$55,753
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(73,691)	28,889	(103,726)	(2,098)	(136,576)	63,442	(210,311)	79,667
Affiliated Investment Companies Shares Sold.	—	—	—	—	—	—	(39)	(2)
Foreign Currency Transactions	(1,621)	911	—	—	—	—	(525)	1,496
Forward Currency Contracts	218,171	(10,452)	—	—	—	—	153,469	(23,515)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency.	(424,788)	(105,179)	(11,471)	(21,819)	(782,211)	(349,602)	(548,914)	(94,157)
Affiliated Investment Companies Shares	—	—	—	—	—	—	(30)	(1)
Translation of Foreign Currency-Denominated Amounts	(269)	(232)	—	—	—	—	(355)	(124)
Forward Currency Contracts	5,493	(25,957)	—	—	—	—	13,469	(29,108)

Net Increase (Decrease) in Net Assets Resulting from Operations	(264,885)	(99,564)	(89,600)	(21,867)	(831,022)	(198,993)	(488,375)	(9,991)

Distributions:
Institutional Class Shares	(30,706)	(29,683)	(21,142)	(1,444)	(141,857)	(222,349)	(84,526)	(21,477)
Capital Share Transactions (1):
Shares Issued	467,293	725,829	514,274	439,716	1,493,542	2,058,069	2,445,018	2,411,769
Shares Issued in Lieu of Cash Distributions	29,598	28,857	20,650	1,429	139,670	218,843	83,680	20,971
Shares Redeemed	(805,621)	(604,660)	(600,770)	(1,188,223)	(2,072,849)	(1,494,309)	(2,739,944)	(1,366,800)

Net Increase (Decrease) from Capital Share Transactions	(308,730)	150,026	(65,846)	(747,078)	(439,637)	782,603	(211,246)	1,065,940

Total Increase (Decrease) in Net Assets	(604,321)	20,779	(176,588)	(770,389)	(1,412,516)	361,261	(784,147)	1,034,472
Net Assets
Beginning of Year	1,723,236	1,702,457	1,748,372	2,518,761	6,200,229	5,838,968	7,281,208	6,246,736

End of Year	$1,118,915	$1,723,236	$1,571,784	$1,748,372	$4,787,713	$6,200,229	$6,497,061	$7,281,208

(1) Shares Issued and Redeemed:
Shares Issued.	51,008	69,334	51,108	41,751	126,998	156,915	233,008	219,226
Shares Issued in Lieu of Cash Distributions	2,902	2,694	2,090	136	11,570	16,534	7,874	1,908
Shares Redeemed	(88,092)	(58,363)	(59,854)	(112,763)	(175,128)	(113,961)	(261,384)	(124,232)

Net Increase (Decrease) from Shares Issued and Redeemed	(34,182)	13,665	(6,656)	(70,876)	(36,560)	59,488	(20,502)	96,902

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

155

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Intermediate- Term Extended Quality Portfolio		DFA Targeted Credit Portfolio		DFA Global Core Plus Fixed Income Portfolio		DFA Investment Grad Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$47,509	$53,323	$14,171	$12,389	$67,163	$51,746	$286,693	$257,082
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(77,254)	40,461	(9,702)	15,989	(242,243)	28,593	(284,930)	138,850
Affiliated Investment Companies Shares Sold	(16)	—	(7)	(2)	(21)	(2)	(160)	(29)
Foreign Currency Transactions	—	—	(41)	203	(1,066)	755	9	(58)
Forward Currency Contracts	—	—	3,284	(1,588)	198,392	(6,483)	—	(4,789)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(335,984)	(84,316)	(91,977)	(17,991)	(612,544)	(68,149)	(2,038,092)	(522,640)
Affiliated Investment Companies Shares	(19)	(3)	(9)	—	(24)	(3)	(327)	(21)
Translation of Foreign Currency-Denominated Amounts	—	—	8	(33)	(425)	(175)	11	(40)
Forward Currency Contracts	(1)	—	(115)	(2,662)	13,136	(18,897)	407	(4,064)

Net Increase (Decrease) in Net Assets Resulting from Operations	(365,765)	9,465	(84,388)	6,305	(577,632)	(12,615)	(2,036,389)	(135,709)

Distributions:
Institutional Class Shares	(81,214)	(67,923)	(24,970)	(7,208)	(83,818)	(51,221)	(391,343)	(257,741)
Capital Share Transactions (1):
Shares Issued	494,273	700,308	399,556	295,455	1,400,607	1,405,734	4,309,196	5,149,011
Shares Issued in Lieu of Cash Distributions	78,576	64,600	24,332	6,981	83,676	51,177	384,513	253,417
Shares Redeemed	(908,863)	(763,707)	(385,306)	(183,594)	(1,541,734)	(642,342)	(5,891,418)	(2,548,668)

Net Increase (Decrease) from Capital Share Transactions	(336,014)	1,201	38,582	118,842	(57,451)	814,569	(1,197,709)	2,853,760

Total Increase (Decrease) in Net Assets	(782,993)	(57,257)	(70,776)	117,939	(718,901)	750,733	(3,625,441)	2,460,310
Net Assets
Beginning of Year	2,073,764	2,131,021	936,850	818,911	3,119,475	2,368,742	13,622,911	11,162,601

End of Year	$1,290,771	$2,073,764	$866,074	$936,850	$2,400,574	$3,119,475	$9,997,470	$13,622,911

(1) Shares Issued and Redeemed:
Shares Issued	48,577	60,115	42,301	28,889	144,573	130,059	407,498	435,971
Shares Issued in Lieu of Cash Distributions	7,469	5,532	2,521	685	8,273	4,692	36,020	21,558
Shares Redeemed	(89,930)	(65,924)	(40,501)	(17,965)	(164,109)	(59,402)	(562,225)	(216,147)

Net Increase (Decrease) from Shares Issued and Redeemed	(33,884)	(277)	4,321	11,609	(11,263)	75,349	(118,707)	241,382

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

156

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Diversified Fixed Income Portfolio		DFA LTIP Portfolio		DFA Inflation- Protected Securities Portfolio		DFA Short-Duration Real Return Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$48,423	$32,127	$30,436	$16,465	$527,412	$298,499	$35,209	$17,849
Capital Gain Distributions Received from Investment Securities	12,140	19,554	—	—	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(12,934)	280	(5,549)	8,757	(53,868)	3,677	(38,676)	14,388
Affiliated Investment Companies Shares Sold	(28,718)	(6)	—	—	—	—	(9)	(6)
Swap Contracts	—	—	—	—	—	—	34,935	12,579
Foreign Currency Transactions	—	—	—	—	—	—	(229)	26
Forward Currency Contracts	—	—	—	—	—	—	50,889	(7,076)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(25,114)	7,015	(184,077)	5,336	(1,345,892)	131,328	(208,259)	(22,004)
Affiliated Investment Companies Shares	(194,304)	(67,438)	—	—	—	—	(29)	5
Swap Contracts.	—	—	—	—	—	—	41,372	84,073
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	—	—	(183)	36
Forward Currency Contracts	—	—	—	—	—	—	9,191	(10,062)

Net Increase (Decrease) in Net Assets Resulting from Operations	(200,507)	(8,468)	(159,190)	30,558	(872,348)	433,504	(75,789)	89,808

Distributions:
Institutional Class Shares	(66,753)	(33,400)	(37,152)	(31,821)	(527,766)	(308,232)	(18,197)	(11,481)
Capital Share Transactions (1):
Shares Issued	865,705	1,250,930	195,066	162,753	2,167,801	2,516,447	1,212,852	778,490
Shares Issued in Lieu of Cash Distributions	66,747	33,397	37,152	31,821	518,667	303,621	17,868	11,228
Shares Redeemed	(1,095,570)	(408,616)	(126,880)	(96,764)	(2,617,661)	(1,344,084)	(763,275)	(463,634)

Net Increase (Decrease) from Capital Share Transactions	(163,118)	875,711	105,338	97,810	68,807	1,475,984	467,445	326,084

Total Increase (Decrease) in Net Assets	(430,378)	833,843	(91,004)	96,547	(1,331,307)	1,601,256	373,459	404,411
Net Assets
Beginning of Year	2,361,921	1,528,078	387,222	290,675	7,223,739	5,622,483	1,797,965	1,393,554

End of Year	$1,931,543	$2,361,921	$296,218	$387,222	$5,892,432	$7,223,739	$2,171,424	$1,797,965

(1) Shares Issued and Redeemed:
Shares Issued	89,805	122,222	20,973	14,170	171,811	189,749	116,221	75,414
Shares Issued in Lieu of Cash Distributions	6,963	3,271	4,337	2,726	44,626	23,067	1,712	1,115
Shares Redeemed	(114,776)	(39,894)	(12,606)	(8,383)	(213,035)	(101,386)	(73,758)	(45,214)

Net Increase (Decrease) from Shares Issued and Redeemed	(18,008)	85,599	12,704	8,513	3,402	111,430	44,175	31,315

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

157

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Core Plus Real Return Portfolio
		Period
		Apr 26,
	Year	2021 ʊ
	Ended	to
	Oct 31,	Oct 31,
	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,282	$1,439
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(37,220)	103
Swap Contracts	6,497	—
Foreign Currency Transactions	(60)	(87)
Forward Currency Contracts	21,153	2,390
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(54,424)	(5,684)
Swap Contracts	7,713	10,916
Translation of Foreign Currency-Denominated Amounts	(34)	(7)
Forward Currency Contracts	1,316	(81)

Net Increase (Decrease) in Net Assets Resulting from Operations	(48,777)	8,989

Distributions:
Institutional Class Shares	(4,464)	(950)
Capital Share Transactions (1):
Shares Issued	161,089	280,336
Shares Issued in Lieu of Cash Distributions	4,462	950
Shares Redeemed	(111,207)	(6,516)

Net Increase (Decrease) from Capital Share Transactions	54,344	274,770

Total Increase (Decrease) in Net Assets	1,103	282,809
Net Assets
Beginning of Year	282,809	—

End of Year	$283,912	$282,809

(1) Shares Issued and Redeemed:
Shares Issued	16,083	27,635
Shares Issued in Lieu of Cash Distributions	462	92
Shares Redeemed	(11,867)	(633)

Net Increase (Decrease) from Shares Issued and Redeemed	4,678	27,094

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.

See accompanying Notes to Financial Statements.

158

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio					DFA Two-Year Global Fixed Income Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$10.30	$10.30	$10.31	$10.24	$10.29	$9.91	$10.00	$10.03	$9.95	$9.99

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08	(—)	0.10	0.23	0.18	0.08	0.01	0.08	0.18	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.30)	—	(0.01)	0.06	(0.06)	(0.41)	(0.04)	0.04	0.15	(0.08)

Total from Investment Operations	(0.22)	—	0.09	0.29	0.12	(0.33)	(0.03)	0.12	0.33	0.09

Less Distributions:
Net Investment Income	(0.07)	(—)	(0.10)	(0.22)	(0.17)	(0.02)	(0.06)	(0.15)	(0.25)	(0.13)

Total Distributions	(0.07)	—	(0.10)	(0.22)	(0.17)	(0.02)	(0.06)	(0.15)	(0.25)	(0.13)

Net Asset Value, End of Year	$10.01	$10.30	$10.30	$10.31	$10.24	$9.56	$9.91	$10.00	$10.03	$9.95

Total Return	(2.10%)	0.02%	0.84%	2.90%	1.22%	(3.31%)	(0.33%)	1.23%	3.42%	0.87%

Net Assets, End of Year (thousands)	$5,349,458	$5,858,298	$6,655,886	$7,418,534	$7,970,071	$5,038,948	$5,693,916	$5,321,434	$5,518,420	$5,590,939
Ratio of Expenses to Average Net Assets	0.13%	0.17%	0.17%	0.18%	0.17%	0.16%	0.17%	0.17%	0.18%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.13%	0.17%	0.17%	0.18%	0.17%	0.16%	0.17%	0.18%	0.18%	0.17%
Ratio of Net Investment Income to Average Net Assets	0.79%	—	0.95%	2.22%	1.76%	0.85%	0.09%	0.80%	1.83%	1.73%
Portfolio Turnover Rate	67%	96%	83%	30%	68%	111%	93%	51%	59%	81%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

159

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Selectively Hedged Global Fixed Income Portfolio					DFA Five-Year Global Fixed Income Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$9.76	$9.76	$9.79	$9.60	$9.66	$10.78	$10.89	$10.96	$10.90	$11.03
Income from Investment Operations (A)
Net Investment Income (Loss)	0.13	0.08	0.10	0.15	0.15	0.12	0.04	0.04	0.07	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.90)	(0.08)	0.11	0.34	(0.04)	(0.88)	(0.15)	0.14	0.44	(0.07)

Total from Investment Operations	(0.77)	—	0.21	0.49	0.11	(0.76)	(0.11)	0.18	0.51	0.04

Less Distributions:
Net Investment Income	(0.17)	(—)	(0.24)	(0.30)	(0.17)	(0.12)	(—)	(0.25)	(0.45)	(0.16)
Net Realized Gains	—	—	—	—	—	—	—	—	—	(0.01)

Total Distributions	(0.17)	—	(0.24)	(0.30)	(0.17)	(0.12)	—	(0.25)	(0.45)	(0.17)

Net Asset Value, End of Year	$8.82	$9.76	$9.76	$9.79	$9.60	$9.90	$10.78	$10.89	$10.96	$10.90

Total Return	(8.03%)	0.03%	2.20%	5.29%	1.12%	(7.15%)	(0.98%)	1.64%	4.88%	0.38%

Net Assets, End of Year (thousands)	$1,019,142	$1,235,970	$1,130,900	$1,235,997	$1,210,704	$10,460,717	$13,621,273	$13,288,386	$15,555,653	$15,130,986
Ratio of Expenses to Average Net Assets	0.16%	0.17%	0.17%	0.18%	0.17%	0.23%	0.26%	0.26%	0.28%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.16%	0.17%	0.17%	0.18%	0.17%	0.23%	0.26%	0.27%	0.29%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.42%	0.80%	1.01%	1.60%	1.62%	1.17%	0.39%	0.38%	0.63%	1.03%
Portfolio Turnover Rate	62%	94%	45%	62%	63%	111%	126%	47%	46%	67%
See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

160

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA World Ex U.S. Government Fixed Income Portfolio					DFA Short-Term Government Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$10.10	$10.85	$10.85	$10.45	$10.22	$10.43	$10.56	$10.57	$10.38	$10.59

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08	0.07	0.07	0.09	0.10	0.15	0.01	0.06	0.20	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.79)	(0.64)	0.37	1.08	0.15	(0.69)	(0.13)	0.01	0.19	(0.22)

Total from Investment Operations	(1.71)	(0.57)	0.44	1.17	0.25	(0.54)	(0.12)	0.07	0.39	(0.06)

Less Distributions:
Net Investment Income	(0.09)	(0.09)	(0.33)	(0.73)	(0.02)	(0.13)	(0.01)	(0.08)	(0.20)	(0.15)
Net Realized Gains	(0.10)	(0.09)	(0.11)	(0.04)	—	—	—	—	—	—

Total Distributions	(0.19)	(0.18)	(0.44)	(0.77)	(0.02)	(0.13)	(0.01)	(0.08)	(0.20)	(0.15)

Net Asset Value, End of Year	$8.20	$10.10	$10.85	$10.85	$10.45	$9.76	$10.43	$10.56	$10.57	$10.38

Total Return	(17.33%)	(5.34%)	4.28%	11.92%	2.42%	(5.19%)	(1.15%)	0.63%	3.75%	(0.60%)

Net Assets, End of Year (thousands)	$1,118,915	$1,723,236	$1,702,457	$1,487,373	$1,126,037	$1,571,784	$1,748,372	$2,518,761	$2,306,858	$2,304,374
Ratio of Expenses to Average Net Assets	0.20%	0.20%	0.19%	0.20%	0.20%	0.18%	0.20%	0.20%	0.20%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.20%	0.21%	0.22%	0.22%	0.21%	0.18%	0.20%	0.20%	0.20%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.83%	0.70%	0.66%	0.85%	0.94%	1.53%	0.11%	0.52%	1.92%	1.52%
Portfolio Turnover Rate	41%	31%	41%	49%	37%	226%	58%	85%	58%	30%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

161

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate Government Fixed Income Portfolio					DFA Short-Term Extended Quality Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$12.79	$13.72	$12.99	$11.88	$12.45	$10.93	$10.97	$10.95	$10.68	$10.85

Income from Investment Operations (A)
Net Investment Income (Loss)	0.19	0.19	0.25	0.29	0.27	0.16	0.09	0.13	0.19	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.00)	(0.61)	0.74	1.10	(0.57)	(0.90)	(0.10)	0.10	0.35	(0.16)

Total from Investment Operations	(1.81)	(0.42)	0.99	1.39	(0.30)	(0.74)	(0.01)	0.23	0.54	0.03
Less Distributions:
Net Investment Income	(0.17)	(0.17)	(0.26)	(0.28)	(0.26)	(0.12)	(0.03)	(0.21)	(0.27)	(0.19)
Net Realized Gains	(0.13)	(0.34)	—	—	(0.01)	(0.01)	—	—	—	(0.01)

Total Distributions	(0.30)	(0.51)	(0.26)	(0.28)	(0.27)	(0.13)	(0.03)	(0.21)	(0.27)	(0.20)

Net Asset Value, End of Year	$10.68	$12.79	$13.72	$12.99	$11.88	$10.06	$10.93	$10.97	$10.95	$10.68

Total Return	(14.37%)	(3.20%)	7.67%	11.81%	(2.44%)	(6.81%)	(0.05%)	2.13%	5.11%	0.22%

Net Assets, End of Year (thousands)	$4,787,713	$6,200,229	$5,838,968	$5,611,187	$4,964,670	$6,497,061	$7,281,208	$6,246,736	$6,534,046	$5,650,059
Ratio of Expenses to Average Net Assets	0.11%	0.12%	0.12%	0.13%	0.12%	0.20%	0.22%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.11%	0.12%	0.12%	0.13%	0.12%	0.20%	0.22%	0.23%	0.23%	0.22%
Ratio of Net Investment Income to Average Net Assets	1.62%	1.44%	1.85%	2.28%	2.22%	1.52%	0.80%	1.20%	1.73%	1.76%
Portfolio Turnover Rate	22%	25%	45%	25%	16%	74%	80%	40%	51%	27%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

162

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate-Term Extended Quality Portfolio					DFA Targeted Credit Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$11.49	$11.79	$11.29	$10.11	$10.85	$10.18	$10.18	$10.19	$9.80	$10.06

Income from Investment Operations (A)
Net Investment Income (Loss)	0.29	0.28	0.32	0.35	0.33	0.16	0.14	0.16	0.21	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.49)	(0.21)	0.50	1.17	(0.71)	(1.08)	(0.05)	0.07	0.42	(0.24)

Total from Investment Operations	(2.20)	0.07	0.82	1.52	(0.38)	(0.92)	0.09	0.23	0.63	(0.02)

Less Distributions:
Net Investment Income	(0.29)	(0.28)	(0.32)	(0.34)	(0.33)	(0.25)	(0.09)	(0.24)	(0.24)	(0.22)
Net Realized Gains	(0.19)	(0.09)	—	—	(0.03)	(0.02)	—	(—)	—	(0.02)

Total Distributions	(0.48)	(0.37)	(0.32)	(0.34)	(0.36)	(0.27)	(0.09)	(0.24)	(0.24)	(0.24)

Net Asset Value, End of Year	$8.81	$11.49	$11.79	$11.29	$10.11	$8.99	$10.18	$10.18	$10.19	$9.80

Total Return	(19.74%)	0.52%	7.37%	15.27%	(3.53%)	(9.17%)	0.85%	2.32%	6.51%	(0.18%)

Net Assets, End of Year (thousands)	$1,290,771	$2,073,764	$2,131,021	$1,712,376	$1,782,191	$866,074	$936,850	$818,911	$766,607	$651,780
Ratio of Expenses to Average Net Assets	0.21%	0.22%	0.22%	0.22%	0.22%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.21%	0.22%	0.23%	0.23%	0.22%	0.22%	0.22%	0.23%	0.24%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.83%	2.44%	2.80%	3.25%	3.21%	1.63%	1.41%	1.61%	2.12%	2.25%
Portfolio Turnover Rate	21%	43%	42%	19%	24%	39%	65%	35%	17%	19%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

163

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Global Core Plus Fixed Income Portfolio						DFA Investment Grade Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Period Jan 11, 2018 ʊ to Oct 31, 2018		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Period	$10.67	$10.91	$10.50	$9.89	$10.00		$11.60	$11.96	$11.38	$10.38	$10.90

Income from Investment Operations (A)
Net Investment Income (Loss)	0.22	0.20	0.20	0.20	0.15		0.25	0.24	0.28	0.29	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.07)	(0.22)	0.39	0.96	(0.21)		(2.04)	(0.36)	0.57	1.00	(0.53)

Total from Investment Operations	(1.85)	(0.02)	0.59	1.16	(0.06)		(1.79)	(0.12)	0.85	1.29	(0.26)

Less Distributions:
Net Investment Income	(0.20)	(0.19)	(0.18)	(0.55)	(0.05)		(0.24)	(0.24)	(0.27)	(0.29)	(0.26)
Net Realized Gains	(0.08)	(0.03)	—	—	—		(0.10)	(—)	—	—	—

Total Distributions	(0.28)	(0.22)	(0.18)	(0.55)	(0.05)		(0.34)	(0.24)	(0.27)	(0.29)	(0.26)

Net Asset Value, End of Period	$8.54	$10.67	$10.91	$10.50	$9.89		$9.47	$11.60	$11.96	$11.38	$10.38

Total Return	(17.71%)	(0.22%)	5.69%	12.33%	(0.56	%)(B)	(15.69%)	(1.01%)	7.54%	12.60%	(2.38%)

Net Assets, End of Period (thousands)	$2,400,574	$3,119,475	$2,368,742	$1,521,379	$592,325		$9,997,470	$13,622,911	$11,162,601	$9,843,294	$8,638,793
Ratio of Expenses to Average Net Assets **	0.25%	0.28%	0.29%	0.30%	0.30	%(C)(D)(E)	0.21%	0.22%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.25%	0.28%	0.29%	0.30%	0.31	%(C)(D)(E)	0.21%	0.22%	0.23%	0.23%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.28%	1.87%	1.90%	1.99%	1.82	%(D)(E)	2.38%	2.02%	2.38%	2.69%	2.55%
Portfolio Turnover Rate	45%	17%	32%	14%	68	%(B)	25%	17%	22%	21%	15%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fundfees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A	N/A	N/A	N/A	0.01%		N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

164

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Diversified Fixed Income Portfolio										DFA LTIP Portfolio
	Year Ended Oct 31, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$10.13		$10.36		$10.00		$9.47		$9.76		$11.94	$12.16	$10.11	$8.47	$9.31

Income from Investment Operations (A)
Net Investment Income (Loss)	0.21		0.17		0.17		0.22		0.19		0.83	0.56	0.20	0.24	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.07)		(0.22)		0.35		0.53		(0.29)		(5.17)	0.39	1.99	1.66	(0.83)

Total from Investment Operations	(0.86)		(0.05)		0.52		0.75		(0.10)		(4.34)	0.95	2.19	1.90	(0.50)

Less Distributions:
Net Investment Income	(0.21)		(0.17)		(0.16)		(0.22)		(0.19)		(0.77)	(0.52)	(0.14)	(0.22)	(0.34)
Net Realized Gains	(0.08)		(0.01)		—		—		(—)		(0.27)	(0.65)	—	(0.04)	—

Total Distributions	(0.29)		(0.18)		(0.16)		(0.22)		(0.19)		(1.04)	(1.17)	(0.14)	(0.26)	(0.34)

Net Asset Value, End of Year	$8.98		$10.13		$10.36		$10.00		$9.47		$6.56	$11.94	$12.16	$10.11	$8.47

Total Return	(8.63%)		(0.54%)		5.26%		7.97%		(1.05%)		(38.26%)	8.30%	21.75%	22.69%	(5.73%)

Net Assets, End of Year (thousands)	$1,931,543		$2,361,921		$1,528,078		$1,064,950		$796,296		$296,218	$387,222	$290,675	$215,040	$168,648
Ratio of Expenses to Average Net Assets **	0.15	%(C)	0.15	%(C)	0.15	%(C)	0.15	%(C)	0.15	%(C)	0.13%	0.13%	0.14%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.26	%(C)	0.26	%(C)	0.27	%(C)	0.27	%(C)	0.26	%(C)	0.13%	0.13%	0.14%	0.15%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.17%		1.63%		1.61%		2.21%		1.93%		8.72%	4.86%	1.71%	2.52%	3.52%
Portfolio Turnover Rate	43%		2%		12%		3%		3%		60%	39%	65%	38%	53%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.10%		0.11%		0.11%		0.12%		0.11%			N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

165

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Inflation-Protected Securities Portfolio					DFA Short-Duration Real Return Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$13.32	$13.05	$12.03	$11.25	$11.79	$10.58	$10.05	$10.06	$9.92	$10.02

Income from Investment Operations (A)
Net Investment Income (Loss)	0.94	0.61	0.19	0.25	0.35	0.17	0.12	0.17	0.20	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.50)	0.27	0.97	0.78	(0.52)	(0.51)	0.49	0.07	0.20	(0.11)

Total from Investment Operations	(1.56)	0.88	1.16	1.03	(0.17)	(0.34)	0.61	0.24	0.40	0.07

Less Distributions:
Net Investment Income	(0.95)	(0.57)	(0.13)	(0.25)	(0.37)	(0.10)	(0.08)	(0.25)	(0.26)	(0.17)
Net Realized Gains	(0.01)	(0.04)	(0.01)	—	—	—	—	—	—	—

Total Distributions	(0.96)	(0.61)	(0.14)	(0.25)	(0.37)	(0.10)	(0.08)	(0.25)	(0.26)	(0.17)

Net Asset Value, End of Year	$10.80	$13.32	$13.05	$12.03	$11.25	$10.14	$10.58	$10.05	$10.06	$9.92

Total Return	(12.04%)	6.91%	9.69%	9.16%	(1.53%)	(3.21%)	6.13%	2.43%	4.16%	0.70%

Net Assets, End of Year (thousands)	$5,892,432	$7,223,739	$5,622,483	$4,887,736	$4,491,326	$2,171,424	$1,797,965	$1,393,554	$1,484,797	$1,441,718
Ratio of Expenses to Average Net Assets	0.11%	0.11%	0.12%	0.12%	0.12%	0.22%	0.22%	0.23%	0.24%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisorand Fees Paid Indirectly)	0.11%	0.11%	0.12%	0.12%	0.12%	0.22%	0.22%	0.23%	0.24%	0.23%
Ratio of Net Investment Income to Average Net Assets	7.59%	4.58%	1.49%	2.13%	3.01%	1.67%	1.17%	1.68%	1.98%	1.78%
Portfolio Turnover Rate	13%	1%	15%	28%	24%	56%	72%	44%	42%	39%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Global Core Plus Real Return Portfolio
	Year Ended Oct 31, 2022	Period Apr 26, 2021 ʊ to Oct 31, 2021
Net Asset Value, Beginning of Period	$10.44	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.19	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.55)	0.40

Total from Investment Operations	(1.36)	0.48

Less Distributions:
Net Investment Income	(0.13)	(0.04)
Net Realized Gains	(0.01)	—

Total Distributions	(0.14)	(0.04)

Net Asset Value, End of Period	$8.94	$10.44

Total Return	(13.16%)	4.78	%(B)

Net Assets, End of Period (thousands)	$283,912	$282,809
Ratio of Expenses to Average Net Assets	0.29%	0.30	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.35%	0.38	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.90%	1.34	%(D)(E)
Portfolio Turnover Rate	80%	27	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which seventeen (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The DFA Diversified Fixed Income Portfolio achieves its investment objective by investing directly in securities as listed on its Schedule of Investments and/or in other series of the Fund as indicated below (collectively, the Underlying Funds). The Underlying Funds’ shareholder reports are included in this report. As of October 31, 2022, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Fund of Funds	Underlying Funds	Percentage Ownership at 10/31/22
DFA Diversified Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	12%
	DFA Intermediate Government Fixed Income Portfolio	20%

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

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Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board. These securities are generally categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Underlying Funds shares held by the DFA Diversified Fixed Income Portfolio) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Global Core Plus Real Return Portfolio (the "International Fixed Income Portfolios"), DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio and DFA Short-Duration Real Return Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio and DFA Short-Duration Real Return Portfolio may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. The DFA Selectively Hedged Global Fixed Income Portfolio may also enter into foreign currency forward contracts in order to gain exposure to foreign currencies in a more efficient manner. Forward currency contracts are marked-to-market daily based on daily forward exchange rates.

The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Treasury Inflation-Protected Securities (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage

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of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

4. To-Be-Announced (TBA) Commitments: TBA commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 90 days. TBA’s may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in each Portfolio’s other assets. Unsettled TBA securities are valued by an independent pricing service based on the characteristics of the securities to be delivered or received.

5. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

6. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

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C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2022, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA One-Year Fixed Income Portfolio	0.11%*
DFA Two-Year Global Fixed Income Portfolio	0.14%
DFA Selectively Hedged Global Fixed Income Portfolio	0.14%
DFA Five-Year Global Fixed Income Portfolio	0.21%*
DFA World ex U.S. Government Fixed Income Portfolio	0.17%
DFA Short-Term Government Portfolio	0.16%
DFA Intermediate Government Fixed Income Portfolio	0.09%
DFA Short-Term Extended Quality Portfolio	0.17%*
DFA Intermediate-Term Extended Quality Portfolio	0.18%*
DFA Targeted Credit Portfolio	0.18%
DFA Global Core Plus Fixed Income Portfolio	0.23%*
DFA Investment Grade Portfolio	0.18%*
DFA Diversified Fixed Income Portfolio	0.12%
DFA LTIP Portfolio	0.10%
DFA Inflation-Protected Securities Portfolio	0.09%
DFA Short-Duration Real Return Portfolio	0.18%
DFA Global Core Plus Real Return Portfolio	0.23%*

*	Effective as of February 28, 2022, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2022	Management Fee Effective February 28, 2022
DFA One-Year Fixed Income Portfolio	0.14%	0.10%
DFA Five-Year Global Fixed Income Portfolio	0.22%	0.20%
DFA Short-Term Extended Quality Portfolio	0.19%	0.16%
DFA Intermediate-Term Extended Quality Portfolio	0.19%	0.17%
DFA Global Core Plus Fixed Income Portfolio	0.24%	0.22%
DFA Investment Grade Portfolio	0.19%	0.17%
DFA Global Core Plus Real Return Portfolio	0.24%	0.22%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for each of the Portfolios will remain in effect through February 28, 2023. The Fee Waiver Agreements may only be terminated by the Fund’s Board of Directors prior to such applicable date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2022, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2022, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the DFA Short-Duration Real Return Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

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Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA Selectively Hedged Global Fixed Income Portfolio (1)	0.25%	—	—	—
DFA World ex U.S. Government Fixed Income Portfolio (1)	0.20%	$123	$155	$530
DFA Short-Term Government Portfolio (2)	0.20%	—	—	—
DFA Short-Term Extended Quality Portfolio (1)	0.20%	876	77	774
DFA Intermediate-Term Extended Quality Portfolio (1)	0.21%	139	23	229
DFA Targeted Credit Portfolio (1)	0.20%	22	154	619
DFA Global Core Plus Fixed Income Portfolio (3)	0.30%	—	—	—
DFA Investment Grade Portfolio (4)	0.21%	1,139	125	856
DFA Diversified Fixed Income Portfolio (3)	0.15%	—	2,361	5,983
DFA LTIP Portfolio (1)	0.15%	—	—	—
DFA Inflation-Protected Securities Portfolio (1)	0.20%	—	—	—
DFA Short-Duration Real Return Portfolio (5)	0.24%	—	—	—
DFA Global Core Plus Real Return Portfolio (3)	0.29%	84	182	182

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amounts for each of DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio was 0.22%.

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of the Portfolio (the “Expense Limitation Amount”).

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the Portfolio was 0.30% of the average net assets of such class of the Portfolio on an annualized basis.

(4)

The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of the average net assets of a class of the Portfolio (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the Portfolio was 0.22% of the average net assets of such class of the Portfolio on an annualized basis.

(5)

The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.18% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Underlying Funds”). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

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Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the year ended October 31, 2022, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
DFA Two-Year Global Fixed Income Portfolio	$69
DFA Selectively Hedged Global Fixed Income Portfolio	14
DFA Five-Year Global Fixed Income Portfolio	145
DFA World ex U.S. Government Fixed Income Portfolio	41
DFA Short-Term Extended Quality Portfolio	99
DFA Intermediate-Term Extended Quality Portfolio	12
DFA Targeted Credit Portfolio	13
DFA Global Core Plus Fixed Income Portfolio	77
DFA Investment Grade Portfolio	89
DFA LTIP Portfolio	3
DFA Short-Duration Real Return Portfolio	21

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2022, the total related amount paid by the Fund to the CCO was $166 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA One-Year Fixed Income Portfolio	$190
DFA Two-Year Global Fixed Income Portfolio	139
DFA Selectively Hedged Global Fixed Income Portfolio	11
DFA Five-Year Global Fixed Income Portfolio	119
DFA World ex U.S. Government Fixed Income Portfolio	—
DFA Short-Term Government Portfolio	38
DFA Intermediate Government Fixed Income Portfolio	40
DFA Short-Term Extended Quality Portfolio	20
DFA Intermediate-Term Extended Quality Portfolio	7
DFA Targeted Credit Portfolio	—
DFA Global Core Plus Fixed Income Portfolio	—
DFA Investment Grade Portfolio	—
DFA Diversified Fixed Income Portfolio	—
DFA LTIP Portfolio	—
DFA Inflation-Protected Securities Portfolio	7
DFA Short-Duration Real Return Portfolio	—
DFA Global Core Plus Real Return Portfolio	—

173

E. Purchases and Sales of Securities:

For the year ended October 31, 2022, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA One-Year Fixed Income Portfolio	$3,066,538	$1,944,612	$2,119,578	$1,220,336
DFA Two-Year Global Fixed Income Portfolio	3,305,605	3,239,067	3,039,192	2,663,729
DFA Selectively Hedged Global Fixed Income Portfolio	251,595	146,295	436,950	624,963
DFA Five-Year Global Fixed Income Portfolio	5,814,231	6,796,738	7,397,538	8,528,712
DFA World ex U.S. Government Fixed Income Portfolio	250,505	207,559	325,208	451,902
DFA Short-Term Government Portfolio	3,736,785	3,798,133	—	—
DFA Intermediate Government Fixed Income Portfolio	1,158,595	1,615,857	—	—
DFA Short-Term Extended Quality Portfolio	2,097,092	1,317,032	3,014,215	3,663,818
DFA Intermediate-Term Extended Quality Portfolio	92,871	132,008	257,749	639,543
DFA Targeted Credit Portfolio	107,161	105,547	242,235	226,897
DFA Global Core Plus Fixed Income Portfolio	33,743	48,866	1,252,321	1,258,221
DFA Investment Grade Portfolio	692,046	2,437,386	2,225,489	1,773,109
DFA Diversified Fixed Income Portfolio	538,379	690,368	118,160	123,825
DFA LTIP Portfolio	276,173	208,474	—	—
DFA Inflation-Protected Securities Portfolio	910,387	1,201,916	—	—
DFA Short-Duration Real Return Portfolio	601,046	547,435	1,067,801	543,986
DFA Global Core Plus Real Return Portfolio	61,188	66,701	208,698	169,931

For the year ended October 31, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
DFA One-Year Fixed Income Portfolio
The DFA Short Term Investment Fund	$464,510	$5,449,175	$5,247,590	$(226)	$(37)	$665,832	57,593	$1,438	—

Total	$464,510	$5,449,175	$5,247,590	$(226)	$(37)	$665,832	57,593	$1,438	—

DFA Two-Year Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$191,506	$1,518,318	$1,675,830	$(41)	$(17)	$33,936	2,935	$203	—

Total	$191,506	$1,518,318	$1,675,830	$(41)	$(17)	$33,936	2,935	$203	—

DFA Selectively Hedged Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$11,410	$205,716	$193,824	$(5)	$(9)	$23,288	2,014	$262	—

Total	$11,410	$205,716	$193,824	$(5)	$(9)	$23,288	2,014	$262	—

DFA Five-Year Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$210,450	$1,297,481	$1,476,149	$(72)	$(12)	$31,698	2,742	$907	—

Total	$210,450	$1,297,481	$1,476,149	$(72)	$(12)	$31,698	2,742	$907	—

DFA Short-Term Extended Quality Portfolio
The DFA Short Term Investment Fund	$90,204	$931,737	$944,771	$(39)	$(30)	$77,101	6,669	$1,365	—

Total	$90,204	$931,737	$944,771	$(39)	$(30)	$77,101	6,669	$1,365	—

DFA Intermediate-Term Extended Quality Portfolio
The DFA Short Term Investment Fund	$51,656	$475,806	$482,446	$(16)	$(19)	$44,981	3,891	$580	—

Total	$51,656	$475,806	$482,446	$(16)	$(19)	$44,981	3,891	$580	—

DFA Targeted Credit Portfolio
The DFA Short Term Investment Fund	$10,645	$236,100	$219,947	$(7)	$(9)	$26,782	2,317	$305	—

Total	$10,645	$236,100	$219,947	$(7)	$(9)	$26,782	2,317	$305	—

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	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
DFA Global Core Plus Fixed Income Portfolio
The DFA Short Term Investment Fund	$95,339	$557,463	$595,533	$(21)	$(24)	$57,224	4,950	—	—

Total	$95,339	$557,463	$595,533	$(21)	$(24)	$57,224	4,950	—	—

DFA Investment Grade Portfolio
The DFA Short Term Investment Fund	$490,081	$2,410,861	$2,248,284	$(160)	$(327)	$652,171	56,411	$6,517	—

Total	$490,081	$2,410,861	$2,248,284	$(160)	$(327)	$652,171	56,411	$6,517	—

DFA Diversified Fixed Income Portfolio
DFA Intermediate Government Fixed Income	$1,178,300	$118,160	$123,825	$(24,141)	$(174,070)	$974,424	91,238	$16,320	$12,140
DFA Two-Year Global Fixed Income	703,291	29,863	122,900	(4,574)	(20,232)	585,448	61,239	1,663	—
The DFA Short Term Investment Fund	114	381,581	354,528	(3)	(2)	27,162	2,349	—	—

Total	$1,881,705	$529,604	$601,253	$(28,718)	$(194,304)	$1,587,034	154,826	$17,983	$12,140

DFA Short-Duration Real Return Portfolio
The DFA Short Term Investment Fund	$17,050	$412,429	$359,063	$(9)	$(29)	$70,378	6,088	$682	—

Total	$17,050	$412,429	$359,063	$(9)	$(29)	$70,378	6,088	$682	—

DFA Global Core Plus Real Return Portfolio
DFA Short Term Investment Fund	—	$23,201	$21,134	—	—	$2,067	179	$13	—

Total	—	$23,201	$21,134	—	—	$2,067	179	$13	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains

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tax, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA One-Year Fixed Income Portfolio
2021	$1,592	—	—	$1,592
2022	41,461	—	—	41,461
DFA Two-Year Global Fixed Income Portfolio
2021	30,533	—	—	30,533
2022	13,251	—	—	13,251
DFA Selectively Hedged Global Fixed Income Portfolio
2021	353	—	—	353
2022	21,454	—	—	21,454
DFA Five-Year Global Fixed Income Portfolio
2021	3,819	—	—	3,819
2022	138,146	—	—	138,146
DFA World ex U.S. Government Fixed Income Portfolio
2021	18,746	$10,937	—	29,683
2022	14,658	16,048	—	30,706
DFA Short-Term Government Portfolio
2021	1,444	—	—	1,444
2022	21,142	—	—	21,142
DFA Intermediate Government Fixed Income Portfolio
2021	91,121	131,228	—	222,349
2022	78,465	63,393	—	141,858
DFA Short-Term Extended Quality Portfolio
2021	21,477	—	—	21,477
2022	75,449	9,077	—	84,526
DFA Intermediate-Term Extended Quality Portfolio
2021	52,008	15,915	—	67,923
2022	46,253	34,961	—	81,214
DFA Targeted Credit Portfolio
2021	7,207	—	—	7,207
2022	23,056	1,914	—	24,970
DFA Global Core Plus Fixed Income Portfolio
2021	48,617	2,604	—	51,221
2022	62,263	21,555	—	83,818
DFA Investment Grade Portfolio
2021	257,741	—	—	257,741
2022	274,726	116,617	—	391,343

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Diversified Fixed Income Portfolio
2021	$31,946	$1,454	—	$33,400
2022	48,872	17,880	—	66,752
DFA LTIP Portfolio
2021	16,485	15,336	—	31,821
2022	28,431	8,721	—	37,152
DFA Inflation-Protected Securities Portfolio
2021	290,081	18,151	—	308,232
2022	524,096	3,670	—	527,766
DFA Short-Duration Real Return Portfolio
2021	11,480	—	—	11,480
2022	18,197	—	—	18,197
DFA Global Core Plus Real Return Portfolio
2021	950	—	—	950
2022	4,464	—	—	4,464

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA One-Year Fixed Income Portfolio	$(3,587)	—	$(3,587)
DFA Short-Term Government Portfolio	(2,433)	—	(2,433)
DFA Intermediate Government Fixed Income Portfolio	(3,619)	—	(3,619)
DFA Short-Term Extended Quality Portfolio	(10,749)	—	(10,749)
DFA Intermediate-Term Extended Quality Portfolio	(948)	—	(948)
DFA Targeted Credit Portfolio	(869)	—	(869)
DFA Global Core Plus Fixed Income Portfolio	(5,653)	—	(5,653)
DFA Investment Grade Portfolio	(16,025)	—	(16,025)
DFA Diversified Fixed Income Portfolio	(327)	—	(327)
DFA LTIP Portfolio	(1,786)	—	(1,786)
DFA Inflation-Protected Securities Portfolio	(13,688)	—	(13,688)
DFA Short-Duration Real Return Portfolio	(3,464)	—	(3,464)
DFA Global Core Plus Real Return Portfolio	(503)	—	(503)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA One-Year Fixed Income Portfolio	—	—	$(40,629)	$(141,186)	$(181,815)
DFA Two-Year Global Fixed Income Portfolio	$43,690	—	(114,648)	(161,643)	(232,601)

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	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Selectively Hedged Global Fixed Income Portfolio	—	—	$(92,562)	$(79,213)	$(171,775)
DFA Five-Year Global Fixed Income Portfolio	$86,766	—	(828,027)	(465,793)	(1,207,054)
DFA World ex U.S. Government Fixed Income Portfolio	—	—	(56,846)	(249,720)	(306,566)
DFA Short-Term Government Portfolio	2,371	—	(130,007)	(32,831)	(160,467)
DFA Intermediate Government Fixed Income Portfolio	7,684	—	(136,576)	(760,995)	(889,887)
DFA Short-Term Extended Quality Portfolio	63,779	—	(143,822)	(482,793)	(562,836)
DFA Intermediate-Term Extended Quality Portfolio	394	—	(77,554)	(286,983)	(364,143)
DFA Targeted Credit Portfolio	118	—	(9,223)	(91,338)	(100,443)
DFA Global Core Plus Fixed Income Portfolio	26,331	—	(216,687)	(417,770)	(608,126)
DFA Investment Grade Portfolio	22,165	—	(284,253)	(1,703,614)	(1,965,702)
DFA Diversified Fixed Income Portfolio	—	—	(17,487)	(228,242)	(245,729)
DFA LTIP Portfolio	215	—	(3,949)	(139,685)	(143,419)
DFA Inflation-Protected Securities Portfolio	—	—	(53,673)	(703,192)	(756,865)
DFA Short-Duration Real Return Portfolio	27,521	—	(2,543)	(50,018)	(25,040)
DFA Global Core Plus Real Return Portfolio	1,667	—	(24,260)	(23,078)	(45,671)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA One-Year Fixed Income Portfolio	$40,629	$40,629
DFA Two-Year Global Fixed Income Portfolio	114,648	114,648
DFA Selectively Hedged Global Fixed Income Portfolio	92,562	92,562
DFA Five-Year Global Fixed Income Portfolio	828,027	828,027
DFA World ex U.S. Government Fixed Income Portfolio	56,846	56,846
DFA Short-Term Government Portfolio	130,007	130,007
DFA Intermediate Government Fixed Income Portfolio	136,576	136,576
DFA Short-Term Extended Quality Portfolio	143,822	143,822
DFA Intermediate-Term Extended Quality Portfolio	77,554	77,554
DFA Targeted Credit Portfolio	9,223	9,223
DFA Global Core Plus Fixed Income Portfolio	216,687	216,687
DFA Investment Grade Portfolio	284,253	284,253
DFA Diversified Fixed Income Portfolio	17,487	17,487
DFA LTIP Portfolio	3,949	3,949

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	Unlimited	Total
DFA Inflation-Protected Securities Portfolio	$53,673	$53,673
DFA Short-Duration Real Return Portfolio	2,543	2,543
DFA Global Core Plus Real Return Portfolio	24,260	24,260

During the year ended October 31, 2022, the following Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

DFA Short-Duration Real Return Portfolio	$8,130

As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA One-Year Fixed Income Portfolio	$6,146,876	$23	$(141,207)	$(141,184)
DFA Two-Year Global Fixed Income Portfolio	5,173,697	4,528	(165,685)	(161,157)
DFA Selectively Hedged Global Fixed Income Portfolio	1,099,513	2,549	(81,761)	(79,212)
DFA Five-Year Global Fixed Income Portfolio	10,853,929	20,216	(475,458)	(455,242)
DFA World ex U.S. Government Fixed Income Portfolio	1,346,651	485	(249,815)	(249,330)
DFA Short-Term Government Portfolio	1,602,585	—	(32,831)	(32,831)
DFA Intermediate Government Fixed Income Portfolio	5,504,036	—	(760,997)	(760,997)
DFA Short-Term Extended Quality Portfolio	6,961,761	4,034	(486,577)	(482,543)
DFA Intermediate-Term Extended Quality Portfolio	1,548,009	2	(286,986)	(286,984)
DFA Targeted Credit Portfolio	913,687	503	(91,731)	(91,228)
DFA Global Core Plus Fixed Income Portfolio	2,940,182	527	(417,753)	(417,226)
DFA Investment Grade Portfolio	12,216,352	215	(1,703,926)	(1,703,711)
DFA Diversified Fixed Income Portfolio	2,191,144	274	(228,516)	(228,242)
DFA LTIP Portfolio	434,315	—	(139,685)	(139,685)
DFA Inflation-Protected Securities Portfolio	6,578,265	—	(703,192)	(703,192)
DFA Short-Duration Real Return Portfolio	2,247,390	1,916	(52,874)	(50,958)
DFA Global Core Plus Real Return Portfolio	281,979	19,927	(43,138)	(23,211)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

2. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Duration Real Return Portfolio and DFA Global Core Plus Real Return Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by a Portfolio may not pay income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by Portfolios.

3. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. Swap Agreements: The Portfolios noted below may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the Portfolios to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating “synthetic” inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real

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interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the Portfolios from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.

Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio. To the extent that a Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.

5. Repurchase Agreements: The Portfolios may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Portfolios, through their custodian, receive delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Portfolios and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Portfolios’ ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Portfolios seek to assert its rights.

Repurchase agreements (“RA”) permit the Portfolios, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the RA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolios’ obligation under bankruptcy law to return the excess to the counterparty.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2022 was as follows (amounts in thousands):

	Forward Currency Contracts*	Swap Contracts**
DFA Two-Year Global Fixed Income Portfolio	$2,355,660	$—
DFA Selectively Hedged Global Fixed Income Portfolio	424,011	—
DFA Five-Year Global Fixed Income Portfolio	3,092,450	—
DFA World ex U.S. Government Fixed Income Portfolio	1,660,594	—
DFA Short-Term Extended Quality Portfolio	1,473,055	—

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	Forward Currency Contracts*	Swap Contracts**
DFA Intermediate-Term Extended Quality Portfolio	$10	$—
DFA Targeted Credit Portfolio	67,079	—
DFA Global Core Plus Fixed Income Portfolio	1,655,706	—
DFA Investment Grade Portfolio	3,774	—
DFA Short-Duration Real Return Portfolio	532,024	1,962,692
DFA Global Core Plus Real Return Portfolio	174,400	302,231

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of agreements.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2022	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$21,623	$21,623	—
DFA Selectively Hedged Global Fixed Income Portfolio	3,193	3,193	—
DFA Five-Year Global Fixed Income Portfolio	33,013	33,013	—
DFA World ex U.S. Government Fixed Income Portfolio	7,150	7,150	—
DFA Short-Term Extended Quality Portfolio	12,945	12,945	—
DFA Targeted Credit Portfolio	439	439	—
DFA Global Core Plus Fixed Income Portfolio	13,548	13,548	—
DFA Investment Grade Portfolio	473	473	—
DFA Short-Duration Real Return Portfolio	121,128	3,754	$117,374
DFA Global Core Plus Real Return Portfolio	20,624	1,995	18,629

	Liability Derivatives Value
	Total Value at October 31, 2022	Forward Currency Contracts (3)	Swap Contracts (4)
DFA Two-Year Global Fixed Income Portfolio	$(22,368)	$(22,368)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(955)	(955)	—
DFA Five-Year Global Fixed Income Portfolio	(42,926)	(42,926)	—
DFA World ex U.S. Government Fixed Income Portfolio	(8,753)	(8,753)	—
DFA Short-Term Extended Quality Portfolio	(6,984)	(6,984)	—
DFA Intermediate-Term Extended Quality Portfolio	(1)	(1)	—
DFA Targeted Credit Portfolio	(683)	(683)	—
DFA Global Core Plus Fixed Income Portfolio	(8,759)	(8,759)	—
DFA Investment Grade Portfolio	(66)	(66)	—
DFA Short-Duration Real Return Portfolio	(3,710)	(2,684)	$(1,026)
DFA Global Core Plus Real Return Portfolio	(760)	(760)	—

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Swap Contracts.

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The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$213,512	$213,512	—
DFA Selectively Hedged Global Fixed Income Portfolio	14,368	14,368	—
DFA Five-Year Global Fixed Income Portfolio	303,472	303,472	—
DFA World ex U.S. Government Fixed Income Portfolio	218,171	218,171	—
DFA Short-Term Extended Quality Portfolio	153,469	153,469	—
DFA Targeted Credit Portfolio	3,284	3,284	—
DFA Global Core Plus Fixed Income Portfolio	198,392	198,392	—
DFA Short-Duration Real Return Portfolio	85,824	50,889	$34,935
DFA Global Core Plus Real Return Portfolio	27,650	21,153	6,497

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Swap Contracts (4)
DFA Two-Year Global Fixed Income Portfolio	$21,548	$21,548	—
DFA Selectively Hedged Global Fixed Income Portfolio	6,949	6,949	—
DFA Five-Year Global Fixed Income Portfolio	23,390	23,390	—
DFA World ex U.S. Government Fixed Income Portfolio	5,493	5,493	—
DFA Short-Term Extended Quality Portfolio	13,469	13,469	—
DFA Intermediate-Term Extended Quality Portfolio	(1)	(1)	—
DFA Targeted Credit Portfolio	(115)	(115)	—
DFA Global Core Plus Fixed Income Portfolio	13,136	13,136	—
DFA Investment Grade Portfolio	407	407	—
DFA Short-Duration Real Return Portfolio	50,563	9,191	$41,372
DFA Global Core Plus Real Return Portfolio	9,029	1,316	7,713

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and

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forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The Portfolios are subject to master netting agreements (“MNA”) with certain counterparties that govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA’s are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA’s contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2022 (amounts in thousands):

		Net Amounts of Assets	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)	Presented in the Statements of Assets and Liabilities	Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Presented in the Statements of Assets and Liabilities	Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA Two-Year Global Fixed Income Portfolio
Bank of New York Mellon	$1,122	$1,122	$(461)	—	—	$661	$461	$461	$(461)	—	—	—
HSBC Bank	1,847	1,847	(1,847)	—	—	—	1,986	1,986	(1,847)	—	—	$139
State Street Bank and Trust	1,529	1,529	(1,529)	—	—	—	5,208	5,208	(1,529)	—	—	3,679
Bank of America Corp.	6,264	6,264	(3,156)	—	—	3,108	3,156	3,156	(3,156)	—	—	—
JP Morgan	401	401	—	—	—	401	—	—	—	—	—	—
Barclays Capital	3,638	3,638	—	—	—	3,638	—	—	—	—	—	—
Citibank, N.A.	2,319	2,319	(1,746)	—	—	573	1,746	1,746	(1,746)	—	—	—
Societe Generale	288	288	(41)	—	—	247	41	41	(41)	—	—	—
UBS AG	4,214	4,214	(4,214)	—	—	—	6,551	6,551	(4,214)	—	—	2,337
Morgan Stanley and Co. International	—	—	—	—	—	—	19	19	—	—	—	19
Royal Bank of Canada	—	—	—	—	—	—	3,199	3,199	—	—	—	3,199

Total	$21,622	$21,622	$(12,994)	—	—	$8,628	$22,367	$22,367	$(12,994)	—	—	$9,373

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		Net Amounts of Assets	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)	Presented in the Statements of Assets and Liabilities	Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Presented in the Statements of Assets and Liabilities	Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA Selectively Hedged Global Fixed Income Portfolio
UBS AG	$85	$85	$(85)	—	—	—	$165	$165	$(85)	—	—	$80
Bank of America Corp.	426	426	(426)	—	—	—	539	539	(426)	—	—	113
State Street Bank and Trust	446	446	(250)	—	—	$196	250	250	(250)	—	—	—
HSBC Bank	1,341	1,341	—	—	—	1,341	—	—	—	—	—	—
JP Morgan	142	142	—	—	—	142	—	—	—	—	—	—
Citibank, N.A.	6	6	—	—	—	6	—	—	—	—	—	—
NatWest Markets PLC	747	747	—	—	—	747	—	—	—	—	—	—
Bank of New York Mellon	—	—	—	—	—	—	1	1	—	—	—	1

Total	$3,193	$3,193	$(761)	—	—	$2,432	$955	$955	$(761)	—	—	$194

DFA Five-Year Global Fixed Income Portfolio
UBS AG	$2,651	$2,651	$(2,651)	—	—	—	$7,152	$7,152	$(2,651)	—	—	$4,501
JP Morgan	6,846	6,846	—	—	—	$6,846	—	—	—	—	—	—
HSBC Bank	6,681	6,681	(6,681)	—	—	—	11,877	11,877	(6,681)	—	—	5,196
Citibank, N.A.	3,019	3,019	(2,843)	—	—	176	2,843	2,843	(2,843)	—	—	—
Bank of America Corp.	6,648	6,648	(2,709)	—	—	3,939	2,709	2,709	(2,709)	—	—	—
Morgan Stanley and Co. International	2,847	2,847	(1,007)	—	—	1,840	1,007	1,007	(1,007)	—	—	—
State Street Bank and Trust	3,438	3,438	(3,438)	—	—	—	12,567	12,567	(3,438)	—	—	9,129
Societe Generale	—	—	—	—	—	—	2,863	2,863	—	—	—	2,863
Bank of New York Mellon	832	832	(832)	—	—	—	1,909	1,909	(832)	—	—	1,077
Australia & New Zealand Banking Group Ltd.	51	51	—	—	—	51	—	—	—	—	—	—

Total	$33,013	$33,013	$(20,161)	—	—	$12,852	$42,927	$42,927	$(20,161)	—	—	$22,766

DFA World ex U.S. Government Fixed Income Portfolio
State Street Bank and Trust	$3,436	$3,436	$(400)	—	—	$3,036	$400	$400	$(400)	—	—	—
Citibank, N.A.	131	131	(131)	—	—	—	2,789	2,789	(131)	—	—	$2,658
Bank of America Corp.	2,005	2,005	(2,005)	—	—	—	2,868	2,868	(2,005)	—	—	863
JP Morgan	—	—	—	—	—	—	1,622	1,622	—	—	—	1,622
HSBC Bank	818	818	(126)	—	—	692	126	126	(126)	—	—	—
Morgan Stanley and Co. International	587	587	(1)	—	—	586	1	1	(1)	—	—	—
UBS AG	14	14	(14)	—	—	—	947	947	(14)	—	—	933
Royal Bank of Canada	112	112	—	—	—	112	—	—	—	—	—	—
Australia & New Zealand Banking Group Ltd.	47	47	—	—	—	47	—	—	—	—	—	—
Societe Generale	—	—	—	—	—	—	1	1	—	—	—	1

Total	$7,150	$7,150	$(2,677)	—	—	$4,473	$8,754	$8,754	$(2,677)	—	—	$6,077

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		Net Amounts of Assets	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)	Presented in the Statements of Assets and Liabilities	Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Presented in the Statements of Assets and Liabilities	Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA Short-Term Extended Quality Portfolio
Bank of New York Mellon	$166	$166	$(166)	—	—	—	$1,601	$1,601	$(166)	—	—	$1,435
Bank of America Corp.	1,963	1,963	—	—	—	$1,963	—	—	—	—	—	—
State Street Bank and Trust	5,676	5,676	(693)	—	—	4,983	693	693	(693)	—	—	—
UBS AG	362	362	(362)	—	—	—	2,711	2,711	(362)	—	—	2,349
HSBC Bank	2,592	2,592	(1,527)	—	—	1,065	1,527	1,527	(1,527)	—	—	—
Citibank, N.A.	2,086	2,086	(453)	—	—	1,633	453	453	(453)	—	—	—
JP Morgan	101	101	—	—	—	101	—	—	—	—	—	—

Total	$12,946	$12,946	$(3,201)	—	—	$9,745	$6,985	$6,985	$(3,201)	—	—	$3,784

DFA Intermediate-Term Extended Quality Portfolio
Citibank, N.A.	—	—	—	—	—	—	$1	$1	—	—	—	$1

Total	—	—	—	—	—	—	$1	$1	—	—	—	$1

DFA Targeted Credit Portfolio
Morgan Stanley and Co. International	$210	$210	$(3)	—	—	$207	$3	$3	$(3)	—	—	—
Societe Generale	34	34	—	—	—	34	—	—	—	—	—	—
Citibank, N.A.	18	18	(18)	—	—	—	18	18	(18)	—	—	—
Bank of New York Mellon	106	106	—	—	—	106	—	—	—	—	—	—
State Street Bank and Trust	7	7	(7)	—	—	—	351	351	(7)	—	—	$344
HSBC Bank	64	64	(64)	—	—	—	311	311	(64)	—	—	247

Total	$439	$439	$(92)	—	—	$347	$683	$683	$(92)	—	—	$591

DFA Global Core Plus Fixed Income Portfolio
Bank of New York Mellon	$1,159	$1,159	$(78)	—	—	$1,081	$78	$78	$(78)	—	—	—
Citibank, N.A.	213	213	(213)	—	—	—	1,513	1,513	(213)	—	—	$1,300
HSBC Bank	3,776	3,776	(460)	—	—	3,316	460	460	(460)	—	—	—
Morgan Stanley and Co. International	2,157	2,157	(8)	—	—	2,149	8	8	(8)	—	—	—
State Street Bank and Trust	2,135	2,135	(2,135)	—	—	—	4,524	4,524	(2,135)	—	—	2,389
UBS AG	4,099	4,099	(947)	—	—	3,152	947	947	(947)	—	—	—
Australia & New Zealand Banking Group Ltd.	10	10	—	—	—	10	—	—	—	—	—	—
Societe Generale	—	—	—	—	—	—	1,230	1,230	—	—	—	1,230

Total	$13,549	$13,549	$(3,841)	—	—	$9,708	$8,760	$8,760	$(3,841)	—	—	$4,919

187

		Net Amounts of Assets	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)	Presented in the Statements of Assets and Liabilities	Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Presented in the Statements of Assets and Liabilities	Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)

	Assets						Liabilities
DFA Investment Grade Portfolio
Bank of America Corp.	$152	$152	—	—	—	$152	—	—	—	—	—	—
Citibank, N.A.	—	—	—	—	—	—	$66	$66	—	—	—	$66
HSBC Bank	135	135	—	—	—	135	—	—	—	—	—	—
State Street Bank and Trust	186	186	—	—	—	186	—	—	—	—	—	—

Total	$473	$473	—	—	—	$473	$66	$66	—	—	—	$66

DFA Short-Duration Real Return Portfolio
Bank of America Corp	$46,008	$46,008	$(498)	$(45,510)	—	—	$498	$498	$(498)	—	—	—
Citibank, N.A.	25,366	25,366	(199)	—	$(24,870)	$297	199	199	(199)	—	—	—
Deutsche Bank AG	45,272	45,272	(446)	—	(44,170)	656	446	446	(446)	—	—	—
Morgan Stanley and Co. International	1,074	1,074	(575)	—	(499)	—	575	575	(575)	—	—	—
HSBC Bank	654	654	(218)	—	—	436	218	218	(218)	—	—	—
State Street Bank and Trust	2,027	2,027	(1,587)	—	—	440	1,587	1,587	(1,587)	—	—	—
Societe Generale	403	403	—	—	—	403	—	—	—	—	—	—
Bank of New York Mellon	291	291	(155)	—	—	136	155	155	(155)	—	—	—
Barclays Capital	10	10	(10)	—	—	—	31	31	(10)	—	—	$21
Intercontinental Exchange, Inc.	22	22	—	—	—	22	—	—	—	—	—	—

Total	$121,127	$121,127	$(3,688)	$(45,510)	$(69,539)	$2,390	$3,709	$3,709	$(3,688)	—	—	$21

DFA Global Core Plus Real Return Portfolio
Bank of America Corp.	$10,330	$10,330	—	—	—	$10,330	—	—	—	—	—	—
Citibank, N.A.	1,016	1,016	$(316)	—	$(700)	—	$316	$316	$(316)	—	—	—
Deutsche Bank AG	7,310	7,310	—	—	(6,749)	561	—	—	—	—	—	—
Morgan Stanley and Co. International	248	248	(240)	—	—	8	240	240	(240)	—	—	—
State Street Bank and Trust	659	659	(5)	—	—	654	5	5	(5)	—	—	—
Bank of New York Mellon	62	62	(1)	—	—	61	1	1	(1)	—	—	—
HSBC Bank	998	998	(5)	—	—	993	5	5	(5)	—	—	—
UBS AG	1	1	(1)	—	—	—	193	193	(1)	—	—	$192

Total	$20,624	$20,624	$(568)	—	$(7,449)	$12,607	$760	$760	$(568)	—	—	$192

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Note I contains information regarding securities lending amounts that are subject to netting arrangements.

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H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the year ended October 31, 2022, borrowings by the following Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2022
DFA World ex U.S. Government Fixed Income Portfolio	0.98%	$29,018	5	$4	$35,355	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the year ended October 31, 2022.

I. Securities Lending:

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other

189

party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA One-Year Fixed Income Portfolio
Agency Obligations, Bonds, U.S. Treasury Obligations	$153,569	—	—	—	$153,569
DFA Two-Year Global Fixed Income Portfolio
Bonds	33,875	—	—	—	33,875
DFA Selectively Hedged Global Fixed Income Portfolio
Bonds	23,112	—	—	—	23,112
DFA Five-Year Global Fixed Income Portfolio
Bonds	22,320	—	—	—	22,320
DFA Short-Term Extended Quality Portfolio
Bonds, U.S. Treasury Obligations	80,339	—	—	—	80,339
DFA Intermediate-Term Extended Quality Portfolio
Agency Obligations, Bonds	47,645	—	—	—	47,645
DFA Targeted Credit Portfolio
Bonds	24,363	—	—	—	24,363
DFA Global Core Plus Fixed Income Portfolio
Bonds	57,631	—	—	—	57,631
DFA Investment Grade Portfolio
Agency Obligations, Bonds	655,631	—	—	—	655,631
DFA Diversified Fixed Income Portfolio
U.S. Treasury Obligations	49,399	—	—	—	49,399

190

	Remaining Contractual Maturity of the Agreements As of October 31, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA Short-Duration Real Return Portfolio
Bonds	$68,577	—	—	—	$68,577
DFA Global Core Plus Real Return Portfolio
Bonds	2,048	—	—	—	2,048

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminates the asset segregation framework previously used by the Portfolios to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Portfolios began complying with the Valuation Rule on August 1, 2022.

L. Other:

As of October 31, 2022, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

191

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA One-Year Fixed Income Portfolio	4	75%
DFA Two-Year Global Fixed Income Portfolio	5	84%
DFA Selectively Hedged Global Fixed Income Portfolio	3	85%
DFA Five-Year Global Fixed Income Portfolio	3	78%
DFA World ex U.S. Government Fixed Income Portfolio	5	81%
DFA Short-Term Government Portfolio	5	91%
DFA Intermediate Government Fixed Income Portfolio	4	85%
DFA Short-Term Extended Quality Portfolio	4	82%
DFA Intermediate-Term Extended Quality Portfolio	3	79%
DFA Targeted Credit Portfolio	3	88%
DFA Global Core Plus Fixed Income Portfolio	5	93%
DFA Investment Grade Portfolio	4	82%
DFA Diversified Fixed Income Portfolio	3	94%
DFA LTIP Portfolio	6	79%
DFA Inflation-Protected Securities Portfolio	3	47%
DFA Short-Duration Real Return Portfolio	4	86%
DFA Global Core Plus Real Return Portfolio	3	93%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the seventeen portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the portfolios indicated in the table below (seventeen of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2022, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Statement of operations	Statement of changes in net assets	Financial highlights

DFA One-Year Fixed Income Portfolio

DFA Two-Year Global Fixed Income Portfolio

DFA Selectively Hedged Global Fixed Income Portfolio

DFA Five-Year Global Fixed Income Portfolio

DFA World ex U.S. Government Fixed Income Portfolio

DFA Short-Term Government Portfolio

DFA Intermediate Government Fixed Income Portfolio

DFA Short-Term Extended Quality Portfolio

DFA Intermediate-Term Extended Quality Portfolio

DFA Targeted Credit Portfolio

DFA Global Core Plus Fixed Income Portfolio

DFA Investment Grade Portfolio

DFA Diversified Fixed Income Portfolio

DFA LTIP Portfolio

DFA Inflation-Protected Securities Portfolio

DFA Short-Duration Real Return Portfolio

	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For each of the periods indicated therein

DFA Global Core Plus Real Return Portfolio	For the year ended October 31, 2022	For the year ended October 31, 2022 and the period from April 26, 2021 (commencement of operations) through October 31, 2021

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

193

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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DIMENSIONAL INVESTMENT GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Two-Year Fixed Income Portfolio vs.

ICE BofA 1-3 Year US Corporate & Government Index

October 31, 2012-October 31, 2022

DFA Two-Year Government Portfolio vs.

ICE BofA 1-3 Year US Treasury & Agency Index

October 31, 2012-October 31, 2022

195

MANAGEMENT’S DISCUSSION AND ANALYSIS

Fixed Income Market Review	12 Months Ended October 31, 2022

Bond yields generally increased in the U.S. during the 12 months ended October 31, 2022. Longer-term government bonds generally underperformed shorter-term government bonds for the period. Bond yields also increased across global developed markets, resulting in the general underperformance of longer-term government bonds across global developed markets as well.

Long-term bond indices generally underperformed short-term bond indices in global developed fixed income markets for the 12 months ended October 31, 2022. For example, the FTSE World Government Bond Index 1-3 Years (hedged to USD) returned -3.35%, while the FTSE World Government Bond Index 20+ Years (hedged to USD) returned -29.51%. Within the U.S., the Bloomberg U.S. Treasury Bond Index 1-3 Years returned -4.85%, while the Bloomberg U.S. Treasury Bond Index 20+ Years returned -33.73%.

	October 31, 2021	October 31, 2022	Change
One-Month Treasury Bill (yield)	0.06%	3.73%	3.67%
Ten-Year U.S. Treasury Notes (yield)	1.55%	4.10%	2.55%

Source: Bloomberg

Many of Dimensional’s fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields.

During the period under review, within the taxable bond market, the ultra-short-term Portfolios employing a variable maturity approach generally focused on the longer end of their eligible maturity range, reflecting a generally upwardly sloped ultra-short-term segment of eligible yield curves. The short-term Portfolios employing a variable maturity approach typically shortened duration by focusing on the one- to three-year maturity range as higher expected returns generally resided within this segment, reflecting the flat to inverted nature of eligible yield curves beyond three-years. The intermediate-term Portfolios employing a variable maturity approach focused on a combination of short- and long-term securities as certain eligible yield curves were generally upwardly sloped in their long-term segments. Realized term premiums were generally negative during the period.

Some of Dimensional’s fixed income strategies use a variable credit approach that varies exposure to lower credit quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing higher expected credit premiums.

196

Credit spreads widened over the period, indicating larger expected credit premiums. As a result, the variable credit Portfolios generally increased their allocations to single-A, BBB, and where allowable and appropriate, BB rated bonds during the period. Realized credit premiums were generally negative, as corporate bonds underperformed their government bond counterparts. Corporate bonds also generally underperformed securitized bonds during the period.

For the tax-exempt market, Portfolios employing a variable maturity approach generally focused on the shorter-end of their eligible duration ranges, reflecting the relatively flat slope of eligible municipal curves during the period. Realized term premiums were generally negative for municipal securities during the period.

DFA Two-Year Fixed Income Portfolio

The DFA Two-Year Fixed Income Portfolio is designed to maximize total returns consistent with preservation of capital by investing in high-quality fixed income securities maturing in three years or less. The weighted average maturity of the Portfolio will not exceed two years. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies. Maturity targets are shifted based on Dimensional’s expectations for term premiums. The weighted average duration of the Portfolio increased to 1.22 years as of October 31, 2022, from 1.06 years as of October 31, 2021.

For the 12 months ended October 31, 2022, total returns were -4.25% for the Portfolio and -4.98% for the ICE BofA 1-3 Year U.S. Corporate & Government Index, the Portfolio’s benchmark. Credit spreads widened over the period, indicating larger expected credit premiums. As such, the Portfolio’s allocation to corporate securities was increased, but remained underweight relative to the benchmark. Realized credit premiums were generally negative during the period. As a result, the Portfolio’s underweight to corporate securities and exclusion of single-A and BBB rated corporate securities contributed positively to relative performance. During the period, the U.S. Treasury yield curve was generally upwardly sloped along the Portfolio’s eligible maturity range but became flat to inverted beyond two-years later in the period, indicating smaller expected term premiums. As such, the Portfolio’s duration was increased at the beginning of the period and then decreased later in the period. Over the full 12 months, the Portfolio’s weighted average duration was shorter than that of the benchmark. Realized term premiums were generally negative during the period. As a result, the Portfolio’s shorter weighted average duration, relative to the benchmark, contributed positively to relative performance.

DFA Two-Year Government Portfolio

The DFA Two-Year Government Portfolio is designed to maximize total returns consistent with preservation of capital by investing in securities of the U.S. government and its agencies maturing in three years or less (under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities that mature within two years). The Portfolio also maintains an average portfolio maturity of two years or less. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies. Maturity targets are shifted based on Dimensional’s expectations for term premiums. The weighted average duration of the Portfolio slightly decreased to 1.03 years as of October 31, 2022, from 1.05 years as of October 31, 2021.

197

For the 12 months ended October 31, 2022, total returns were -4.06% for the Portfolio and -4.67% for the ICE BofA 1-3 Year U.S. Treasury & Agency Index, the Portfolio’s benchmark. During the period, the U.S. Treasury yield curve was generally upwardly sloped along the Portfolio’s eligible maturity range but became flat to inverted beyond two-years later in the period, indicating smaller expected term premiums. As such, the Portfolio’s duration was increased at the beginning of the period and then decreased later in the period. Over the full 12 months, the Portfolio’s weighted average duration was shorter than that of the benchmark. Realized term premiums were generally negative during the period. As a result, the Portfolio’s shorter weighted average duration, relative to the benchmark, contributed positively to relative performance.

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DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2022

EXPENSE TABLES

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Two-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$988.30	0.21%	$1.05
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.21%	$1.07

199

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Two-Year Government Portfolio
Actual Fund Return	$1,000.00	$989.80	0.17%	$0.85
Hypothetical 5% Annual Return	$1,000.00	$1,024.35	0.17%	$0.87

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

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DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on September 28, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

DFA Two-Year Fixed Income Portfolio
Communications	1.4%
Consumer, Non-cyclical	0.7%
Energy	2.1%
Financial	20.6%
Foreign Government	22.7%
Multi-National	4.1%
Supranational	11.9%
Technology	1.5%
U.S. Government	35.0%

100.0%

DFA Two-Year Government Portfolio
U.S. Government	100.0%

100.0%

201

DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

	Face Amount	Value†
	(000)
BONDS — (64.5%)
Agence Francaise de Developpement EPIC
3.125%, 06/30/24	3,000	$2,917,782
Alberta, Province of Canada
2.950%, 01/23/24	1,350	1,320,260
Amazon.com, Inc.
2.730%, 04/13/24	1,000	973,661
0.450%, 05/12/24	927	869,309
Apple, Inc.
2.850%, 05/11/24	2,000	1,944,777
Asian Development Bank
# 1.625%, 03/15/24	4,050	3,884,031
0.375%, 06/11/24	100	93,379
Asian Infrastructure Investment Bank
2.250%, 05/16/24	1,000	963,100
BNG Bank NV
Ω 2.625%, 02/27/24	398	387,071
Ω 3.500%, 08/26/24	300	293,661
Caisse d’Amortissement de la Dette Sociale
3.375%, 03/20/24	3,025	2,969,201
0.375%, 05/27/24	1,050	981,036
Canadian Imperial Bank of Commerce
3.500%, 09/13/23	3,000	2,959,689
CDP Financial, Inc.
3.150%, 07/24/24	500	486,582
Cooperatieve Rabobank UA
1.375%, 01/10/25	2,230	2,048,044
CPPIB Capital, Inc.
Ω 3.000%, 06/13/24	1,500	1,457,042
Equinor ASA
2.650%, 01/15/24	2,812	2,735,202
Erste Abwicklungsanstalt
0.250%, 03/01/24	3,800	3,580,573
European Bank for Reconstruction & Development
0.250%, 07/10/23	2,000	1,939,480
European Investment Bank
3.125%, 12/14/23	1,750	1,721,230
3.250%, 01/29/24	234	230,073
2.625%, 03/15/24	1,000	973,770
Export Development Canada
2.625%, 02/21/24	2,225	2,168,428
FMS Wertmanagement
2.750%, 01/30/24	750	732,682
0.375%, 05/06/24	1,000	937,412
Inter-American Development Bank
3.000%, 02/21/24	628	615,000

	Face Amount	Value†
	(000)
3.250%, 07/01/24	993	$969,538
International Bank for Reconstruction & Development
2.500%, 03/19/24	1,562	1,517,780
2.250%, 03/28/24	2,533	2,452,059
Kommunalbanken AS
0.250%, 12/08/23	950	904,628
2.750%, 02/05/24	3,132	3,056,732
Kommunekredit
1.000%, 12/15/23	3,190	3,060,218
Kommuninvest I Sverige AB
0.375%, 02/16/24	2,500	2,364,250
Ω 1.375%, 05/08/24	1,000	950,840
1.375%, 05/08/24	500	475,275
Kreditanstalt fuer Wiederaufbau
0.250%, 03/08/24	1,900	1,791,559
1.625%, 05/10/24	500	477,791
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.250%, 02/12/24	1,838	1,737,395
2.000%, 07/23/24	900	859,952
Manitoba, Province of Canada
2.600%, 04/16/24	750	727,463
National Australia Bank Ltd.
Ω 1.388%, 01/12/25	2,760	2,553,300
Nederlandse Waterschapsbank NV
1.125%, 03/15/24	200	190,654
Ontario, Province of Canada
3.050%, 01/29/24	4,000	3,917,720
Province of Alberta Canada
3.350%, 11/01/23	2,447	2,414,895
Roche Holdings, Inc.
Ω 1.882%, 03/08/24	1,000	961,110
Skandinaviska Enskilda Banken AB
Ω 0.650%, 09/09/24	261	238,911
Svensk Exportkredit AB
1.750%, 12/12/23	1,850	1,790,948
0.375%, 03/11/24	1,000	943,230
0.375%, 07/30/24	1,000	928,233
3.625%, 09/03/24	300	293,932
Svenska Handelsbanken AB
# 3.900%, 11/20/23	2,900	2,854,865
Ω 0.550%, 06/11/24	500	464,119
Swedbank AB
Ω 0.600%, 09/25/23	1,322	1,264,942
Westpac Banking Corp.
3.300%, 02/26/24	2,500	2,452,683

202

DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount (000)	Value†
1.019%, 11/18/24	1,300	$1,198,370

TOTAL BONDS		83,995,867

U.S. TREASURY OBLIGATIONS — (34.7%)
U.S. Treasury Notes
0.125%, 10/15/23	4,650	4,453,465
0.375%, 10/31/23	6,250	5,988,769
0.250%, 11/15/23	7,250	6,928,564
0.500%, 11/30/23	13,100	12,534,551
0.750%, 12/31/23	11,450	10,945,037
0.125%, 01/15/24	3,750	3,551,514
0.375%, 04/15/24	850	799,100

TOTAL U.S. TREASURY OBLIGATIONS		45,201,000

TOTAL INVESTMENT SECURITIES (Cost $133,284,031)		129,196,867

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 3.010%	201,202	$201,202

SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	76,601	885,583

TOTAL INVESTMENTS — (100.0%) (Cost $134,370,892)		$130,283,652

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$83,995,867	—	$83,995,867
U.S. Treasury Obligations	—	45,201,000	—	45,201,000
Temporary Cash Investments	$201,202	—	—	201,202
Securities Lending Collateral	—	885,583	—	885,583

TOTAL	$201,202	$130,082,450	—	$130,283,652

See accompanying Notes to Financial Statements.

203

DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.6%)
U.S. Treasury Notes
0.125%, 07/31/23	13,900	$13,439,563
0.125%, 08/15/23	2,150	2,075,170
0.125%, 08/31/23	2,950	2,839,605
0.250%, 09/30/23	17,150	16,480,078
0.125%, 10/15/23	17,200	16,473,031
0.375%, 10/31/23	17,175	16,457,139
0.250%, 11/15/23	17,750	16,963,037
0.500%, 11/30/23	8,975	8,587,603
2.125%, 11/30/23	8,425	8,204,173
0.125%, 12/15/23	17,750	16,883,994
0.750%, 12/31/23	16,075	15,366,067
2.625%, 12/31/23	1,500	1,466,543
0.125%, 01/15/24	17,750	16,810,498
0.875%, 01/31/24	17,700	16,887,598
0.125%, 02/15/24	450	424,740
0.375%, 04/15/24	3,900	3,666,457

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 177,991,415)		173,025,296

	Shares
TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund 3.010%	644,348	644,348

TOTAL INVESTMENTS — (100.0%) (Cost $ 178,635,763)		$173,669,644

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$173,025,296	—	$173,025,296
Temporary Cash Investments	$644,348	—	—	644,348

TOTAL	$644,348	$173,025,296	—	$173,669,644

See accompanying Notes to Financial Statements.

204

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	DFA Two-Year Fixed Income Portfolio*	DFA Two-Year Government Portfolio
ASSETS:
Investment Securities at Value (including $871 and $0 of securities on loan, respectively)	$129,197	$173,025
Temporary Cash Investments at Value & Cost	201	644
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $886 and $0, respectively)	886	—
Receivables:
Investment Securities Sold	1	—
Dividends and Interest	569	237
Securities Lending Income	1	—
Fund Shares Sold	63	16
Prepaid Expenses and Other Assets	11	14

Total Assets	130,929	173,936

LIABILITIES:
Payables:
Upon Return of Securities Loaned	891	—
Investment Securities Purchased	—	289
Fund Shares Redeemed	228	1,651
Due to Advisor	25	14
Accrued Expenses and Other Liabilities	16	18

Total Liabilities	1,160	1,972

NET ASSETS.	$129,769	$171,964

Institutional Class Shares — based on net assets of $129,769 and $171,964 and shares outstanding of 13,744,191 and 18,503,431, respectively	$9.44	$9.29

NUMBER OF SHARES AUTHORIZED	300,000,000	300,000,000

Investment Securities at Cost	$133,284	$177,991

NET ASSETS CONSIST OF:
Paid-In Capital	$136,250	$181,669
Total Distributable Earnings (Loss)	(6,481)	(9,705)

NET ASSETS	$129,769	$171,964

*	See Note H in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

205

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	DFA Two-Year Fixed Income Portfolio#	DFA Two-Year Government Portfolio
Investment Income
Interest	$1,651	$1,758
Income from Securities Lending	22	—

Total Investment Income	1,673	1,758

Fund Expenses
Investment Management Fees	169	189
Accounting & Transfer Agent Fees	22	34
Custodian Fees	4	2
Filing Fees	27	25
Shareholders’ Reports	10	20
Directors’/Trustees’ Fees & Expenses	—	1
Professional Fees	1	1
Previously Waived Fees Recovered by Advisor (Note C)	22	13
Other	5	5

Total Fund Expenses	260	290

Fees Waived, Expenses Reimbursed by Advisor (Note C)	6	—

Net Expenses	254	290

Net Investment Income (Loss)	1,419	1,468

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(2,310)	(3,566)
Affiliated Investment Companies Shares Sold	(6)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,928)	(4,647)

Net Realized and Unrealized Gain (Loss)	(6,244)	(8,213)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,825)	$(6,745)

**	Net of foreign capital gain taxes withheld of $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

206

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Two-Year Fixed Income Portfolio		DFA Two-Year Government Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,419	$(4)	$1,468	$(128)
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(2,310)	20	(3,566)	28
Affiliated Investment Companies Shares Sold	(6)	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,928)	(181)	(4,647)	(378)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,825)	(165)	(6,745)	(478)

Distributions:
Institutional Class Shares	(1,088)	(21)	(1,120)	—
Capital Share Transactions (1):
Shares Issued	95,462	28,935	70,032	57,744
Shares Issued in Lieu of Cash Distributions	1,088	21	1,120	—
Shares Redeemed	(57,017)	(33,068)	(56,599)	(49,714)

Net Increase (Decrease) from Capital Share Transactions	39,533	(4,112)	14,553	8,030

Total Increase (Decrease) in Net Assets	33,620	(4,298)	6,688	7,552
Net Assets
Beginning of Year	96,149	100,447	165,276	157,724

End of Year	$129,769	$96,149	$171,964	$165,276

(1) Shares Issued and Redeemed:
Shares Issued	9,875	2,907	7,401	5,911
Shares Issued in Lieu of Cash Distributions	114	2	120	—
Shares Redeemed	(5,922)	(3,321)	(5,975)	(5,088)

Net Increase (Decrease) from Shares Issued and Redeemed	4,067	(412)	1,546	823

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Two-Year Fixed Income Portfolio					DFA Two-Year Government Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$9.94	$9.96	$9.97	$9.91	$9.98	$9.75	$9.78	$9.77	$9.72	$9.81

Income from Investment Operations (A)
Net Investment Income (Loss)	0.11	(—)	0.10	0.23	0.19	0.08	(0.01)	0.04	0.20	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.53)	(0.02)	—	0.07	(0.10)	(0.48)	(0.02)	0.03	0.05	(0.11)

Total from Investment Operations	(0.42)	(0.02)	0.10	0.30	0.09	(0.40)	(0.03)	0.07	0.25	0.06

Less Distributions:
Net Investment Income	(0.08)	(—)	(0.11)	(0.24)	(0.16)	(0.06)	—	(0.06)	(0.20)	(0.15)

Total Distributions	(0.08)	—	(0.11)	(0.24)	(0.16)	(0.06)	—	(0.06)	(0.20)	(0.15)

Net Asset Value, End of Year	$9.44	$9.94	$9.96	$9.97	$9.91	$9.29	$9.75	$9.78	$9.77	$9.72

Total Return	(4.25%)	(0.18%)	1.00%	3.07%	0.86%	(4.06%)	(0.31%)	0.77%	2.63%	0.60%

Net Assets, End of Year (thousands)	$129,769	$96,149	$100,447	$105,173	$128,569	$171,964	$165,276	$157,724	$121,148	$124,210
Ratio of Expenses to Average Net Assets	0.21%	0.21%	0.22%	0.25%	0.21%	0.17%	0.20%	0.21%	0.26%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21%	0.24%	0.25%	0.25%	0.21%	0.17%	0.21%	0.22%	0.26%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.17%	—	0.98%	2.34%	1.92%	0.88%	(0.08%)	0.45%	2.06%	1.76%
Portfolio Turnover Rate	108%	186%	65%	50%	89%	121%	108%	103%	57%	115%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, two of which, DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio (the “Portfolios”) are presented in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated

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as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2022, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA Two-Year Fixed Income Portfolio	0.14%
DFA Two-Year Government Portfolio	0.11	%*

*	Effective as of February 28, 2022, the management fee payable by DFA Two-Year Government Portfolio was reduced from 0.14% to 0.10%.

Pursuant to Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2023, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2022, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2022, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA Two-Year Fixed Income Portfolio (1)	0.21%	$22	$6	$23
DFA Two-Year Government Portfolio (1)	0.17%	13	—	—

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(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the Portfolio’s average net assets (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the DFA Two-Year Government Portfolio was 0.20%.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2022, the total related amount paid by the Fund to the CCO was $20 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA Two-Year Fixed Income Portfolio	$2
DFA Two-Year Government Portfolio	3

E. Purchases and Sales of Securities:

For the year ended October 31, 2022, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Two-Year Fixed Income Portfolio	$113,528	$107,802	$80,901	$15,873
DFA Two-Year Government Portfolio	245,859	197,866	—	—

For the year ended October 31, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
DFA Two-Year Fixed Income Portfolio
The DFA Short Term Investment Fund	$18,891	$293,285	$311,284	$(6)	—	$886	77	$103	—

Total	$18,891	$293,285	$311,284	$(6)	—	$886	77	$103	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

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Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Two-Year Fixed Income Portfolio
2021	$21	—	—	$21
2022	1,088	—	—	1,088
DFA Two-Year Government Portfolio
2021	—	—	—	—
2022	1,120	—	—	1,120

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Two-Year Fixed Income Portfolio	$(141)	—	$(141)
DFA Two-Year Government Portfolio	(146)	—	(146)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Two-Year Fixed Income Portfolio	$178	—	$(2,567)	$(4,090)	$(6,479)
DFA Two-Year Government Portfolio	197	—	(4,501)	(5,398)	(9,702)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Two-Year Fixed Income Portfolio	$2,567	$2,567
DFA Two-Year Government Portfolio	$4,501	$4,501

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During the year ended October 31, 2022, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Two-Year Fixed Income Portfolio	$134,374	$1	$(4,091)	$(4,090)
DFA Two-Year Government Portfolio	179,068	—	(5,398)	(5,398)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2022.

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Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the year ended October 31, 2022.

H. Securities Lending:

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA Two-Year Fixed Income Portfolio Bonds, U.S. Treasury Obligations	$891	—	—	—	$891

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I. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminates the asset segregation framework previously used by the Portfolios to comply with Section 18 of the 1940 Act, and requires Portfolios whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Portfolios began complying with the Valuation Rule on August 1, 2022.

K. Other:

As of October 31, 2022, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Two-Year Fixed Income Portfolio	3	95%
DFA Two-Year Government Portfolio	4	98%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

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L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio (two of the portfolios constituting Dimensional Investment Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022, and each of the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations committee and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were three Nominating Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were four Strategy Committee meetings held during the fiscal year ended October 31, 2022.

The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held for the Trust during the fiscal year ended October 31, 2022.

218

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

219

Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since December 2021	Robert E. McDonough Professor of Business Administration and Finance, McDonough School of Business, Georgetown University (since 2003); Director, Georgetown Center for Financial Markets and Policy (since 2010); and Vice Provost of Faculty (2016-2020), Georgetown University.	147 portfolios in 5 investment companies	Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008- 2021) (22 funds); Director, REAN Cloud (technology) (2015-2018); Director, FBR & Co. (investment banking) (2011- 2017); and Director, Brightwood Capital Advisors, L.P. (private equity) (2013- 2020).

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM- Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	147 portfolios in 5 investment companies	None

220

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	147 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	147 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- 2018).

Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since December 2021

Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management; Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).

				147 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	147 portfolios in 5 investment companies	Director (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (2 investment companies within the fund complex) (13 portfolios) (since 2009).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since December 2021	Professor of Finance, Yale School of Management (since 2004).	147 portfolios in 5 investment companies	Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (since 2017); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, KCG Holdings (trading company) (January 2017-July 2017).

221

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018-2019). Formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021).	147 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

222

Interested Directors/Trustees

The following interested Directors are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director Co-Chief Executive Officer	Director since December 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and Dimensional ETF Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Head of Global Financial Advisor Services for Dimensional Fund Advisors LP (since 2007) and Dimensional Investment LLC (since 2017); Formerly, Vice President (2007 – 2017) of all the DFA Entities; Formerly, Head of Global Advisor Services for Dimensional Investment LLC (2011-2017).	147 portfolios in 5 investment companies	None

Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director Co-Chief Executive Officer and Chief Investment Officer	Chairman and Director since December 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of Dimensional Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director, Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of the DFA Entities; Formerly, Vice President (2007 – 2017) of the DFA Entities; Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of Dimensional Fund Advisors Canada ULC. Formerly, Director of Dimensional Fund Advisors Pte. Ltd. (2017-2018) and Dimensional Fund Advisors Ltd. (2018-2021).	147 portfolios in 5 investment companies	None

1	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
2

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: the Fund; DIG; DFAITC; DEM; and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

223

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•  all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019	Vice President and Assistant Secretary of • DFAIDG, DIG, DFAITC and DEM (since 2019) • Dimensional ETF Trust (since 2020) Vice President (since January 2018) of • Dimensional Holdings Inc.

224

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
• Dimensional Fund Advisors LP • Dimensional Investment LLC • DFA Securities LLC

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•  all the DFA Entities (since 2017)

•  Dimensional ETF Trust (since 2020)

Director and Vice President (since 2016) of

•  Dimensional Japan Ltd.

Chairman (since 2018) of

•  Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

•  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•  DFA Australia Limited

Director (since 2016) of

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Hong Kong Limited

Vice President of

•  Dimensional Advisors Ltd. (since 2016)

•  Dimensional Hong Kong Limited (since 2016)

•  Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016-2021) of

•  Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016-2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019-2020) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•  Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•  the DFA Fund Complex

Executive Vice President (since January 2020)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Chief Operating Officer (since December 2019)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Vice President (since 2020) of

•  DFA Australia Limited

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Ireland Limited

•  Dimensional Japan Ltd.

225

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020-June 2021) of

•  the DFA Fund Complex

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

•  Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

•  BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•  the DFA Fund Complex

Vice President, Chief Financial Officer and Treasurer (since September 2020)of

•  DFA Australia Limited

•  Dimensional Fund Advisors Canada ULC

•  DFA Securities LLC

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors LP

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Holdings Inc.

•  Dimensional Hong Kong Limited

•  Dimensional Investment LLC

Vice President (since March 2021) of

•  Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of

•  Lord Abbett & Co. LLC

Formerly, Chief Financial Officer (2017—2020), and Treasurer (2003—2017)of

•  Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

•  Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) of

•  all the DFA Entities

Vice President (since 2020) of

•  Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•  Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017-2019) of

•  all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President of

•  all the DFA Entities (since 2015)

•  Dimensional Fund Advisors Ltd. (since 2015)

•  Dimensional ETF Trust (since 2020)

•  DFA Australia Limited (since 2020)

•  Dimensional Fund Advisors Canada ULC (since 2020)

•  Dimensional Ireland Limited (since 2020)

226

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Assistant Treasurer of • DFAIDG, DIG, DFAITC and DEM (since 2017) • Dimensional ETF Trust (since 2020)

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Director (May 2019 – January 2021) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•  OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

•  DFAIDG, DIG, DFAITC and DEM (since 2017)

•  Dimensional ETF Trust (since 2020)

General Counsel of

•  all the DFA Entities (since 2001)

•  Dimensional Fund Advisors LP (since 2006)

•  Dimensional Holdings Inc (since 2006)

•  Dimensional Investment LLC (since 2009)

•  DFA Canada LLC (since 2009)

•  Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  DFA Securities LLC

•  Dimensional Investment LLC

Secretary of

•  Dimensional Fund Advisors LP (since 2006)

•  Dimensional Holdings Inc. (since 2006)

•  DFA Securities LLC (since 2006)

•  Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•  Dimensional Fund Advisors Canada ULC (since 2003)

•  DFA Canada LLC (since 2009)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd (since 2014)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

•  Dimensional Hong Kong Limited

Director of

•  Dimensional Australia Limited (since 2007)

•  Dimensional Funds plc (since 2002)

•  Dimensional Funds II plc (since 2006)

•  Director of Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd. (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional Ireland Limited (since 2018)

227

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Vice President and Secretary (2010 – 2014) of

•  Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•  DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of

•  Dimensional Fund Advisors LP (1997 – 2017)

•  Dimensional Holdings Inc. (2006 – 2017)

•  DFA Securities LLC (1997 – 2017)

•  Dimensional Investment LLC (2009 – 2017)

Formerly, Director (2002 – 2021) of

•  Dimensional Fund Advisors Ltd.

Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

•  the DFA Fund Complex

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013-2020) of:

•  DFA Fund Complex

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Formerly, Vice President (2013-2020) of:

•  DFA Fund Complex

Formerly, Director (2019-2021) of:

•  Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President and Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)

•  Dimensional ETF Trust (since 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Vice President of

•  DFA Securities LLC (since 2010)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Canada ULC (since 2016)

Assistant Secretary (since 2016) of

•  DFA Securities LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020

Chief Compliance Officer (since 2020)

•  the DFA Fund Complex

•  Vice President (since 2016) of

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

228

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Vice President – Senior Compliance Officer

•  Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan

•  Dimensional Investment Advisors LP (April 2017 – January 2020)

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer (since 2020) of

•  the DFA Fund Complex

Vice President

•  Dimensional Holdings Inc. (since 2016)

•  Dimensional Fund Advisors LP (since 2016)

•  Dimensional Investment LLC (since 2016)

•  DFA Securities LLC (since 2016)

•  Dimensional Fund Advisors Canada ULC (since 2020)

1	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

229

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at https://www.dimensional.com/us-en/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

230

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2022. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2022 (e.g., IRS Form 1099-DIV) will be provided in early 2023. Shareholders should refer to these statements in preparing their calendar year 2022 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2022.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
DFA One-Year Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	56%	—	—	58%	—
DFA Two-Year Global Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	—	—	—	—	—
DFA Selectively Hedged Global
Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	—	—	—	—	—
DFA Five-Year Global Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	100%	—	—	100%	—
DFA World ex U.S. Government Fixed Income Portfolio	48%	—	52%	—	—	100%	—	—	—	—	—	—	—
DFA Short-Term Government Portfolio	100%	—	—	—	—	100%	—	—	100%	—	—	100%	—
DFA Intermediate Government Fixed Income Portfolio	55%	—	45%	—	—	100%	—	—	100%	—	—	100%	—
DFA Short-Term Extended Quality Portfolio	89%	—	11%	—	—	100%	—	—	50%	—	—	100%	—
DFA Intermediate-Term Extended Quality Portfolio	57%	—	43%	—	—	100%	—	—	4%	—	—	85%	—
DFA Targeted Credit Portfolio	92%	—	8%	—	—	100%	—	—	7%	—	—	79%	—
DFA Global Core Plus Fixed Income Portfolio	71%	3%	26%	—	—	100%	—	—	1%	—	—	100%	100%
DFA Investment Grade Portfolio	70%	1%	29%	—	—	100%	—	—	37%	—	—	100%	100%
DFA Diversified Fixed Income Portfolio	73%	—	27%	—	—	100%	—	—	80%	—	—	78%	100%
DFA LTIP Portfolio	77%	—	23%	—	—	100%	—	—	100%	—	—	100%	—
DFA Inflation-Protected Securities Portfolio	99%	—	1%	—	—	100%	—	—	100%	—	—	100%	—
DFA Short-Duration Real Return Portfolio	100%	—	—	—	—	100%	—	—	14%	—	—	76%	—
DFA Global Core Plus Real Return Portfolio	96%	4%	—	—	—	100%	—	—	8%	—	—	100%	100%

See accompanying Notes to Financial Statements.

231

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Dimensional Investment Group Inc.
DFA Two-Year Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	62%	—	—	59%	—
DFA Two-Year Government Portfolio	100%	—	—	—	—	100%	—	—	100%	—	—	100%	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

See accompanying Notes to Financial Statements.

232

DFA103122-024A 00281086

Annual Report

Year Ended: October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA Municipal Real Return Portfolio

DFA California Municipal Real Return Portfolio

DFA Municipal Bond Portfolio

DFA Short-Term Municipal Bond Portfolio

DFA Intermediate-Term Municipal Bond Portfolio

DFA Selective State Municipal Bond Portfolio

DFA Short-Term Selective State Municipal Bond Portfolio

DFA California Short-Term Municipal Bond Portfolio

DFA California Intermediate-Term Municipal Bond Portfolio

DFA NY Municipal Bond Portfolio

DFA MN Municipal Bond Portfolio

DFA Oregon Municipal Bond Portfolio

December 2022

Dear Shareholder,

For more than four decades, Dimensional has been innovating on behalf of investors, using financial science to pursue higher expected returns across a range of market conditions.

We start with what clients are seeking and determine how best to deliver strategies to meet those needs through a systematic approach designed to add value over indexing. Every day, we manage our strategies through a flexible process that allows us to consistently focus on reducing costs and controlling risks. We believe in sensible ideas that we can implement well. And we’re committed to continuing to enhance the investment solutions and services we provide to empower financial professionals.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

ANNUAL REPORT

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
BAN	Bond Anticipation Note
CNTY GTD	County Guarantee
ETM	Escrowed to Maturity
GO	General Obligation
MUN GOVT GTD	General Obligation Guarantee of the Municipality
PSF-GTD	Public School Fund Guarantee
RB	Revenue Bond
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
SD CRED PROG	School District Credit Program
ST	Special Tax
ST AID DIR DEP	State Aid Direct Deposit
ST AID WITHHLDG	State Aid Withholding
AMBAC	American Municipal Bond Assurance Corporation
RN	Revenue Note
Q-SBLF	School Bond Qualification and Loan Program
ST INTERCEPT	State Intercept
ST GTD	State Guaranteed
FGIC	Federal Guaranty Insurance Corporation
NPFGC	National Public Finance Guarantee Corp.
USD	United States Dollar

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Note B to Financial Statements.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
Financial Highlights

*	Tax return of capital is calculated based on the average shares method. Amounts are less than $0.01 per share.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

1

CONTINUED

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
CPI	Consumer Price Index
℧	Commencement of Operations

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Municipal Real Return Portfolio vs.

S&P Intermediate Term National AMT-Free Municipal Bond Index

November 4, 2014-October 31, 2022

DFA California Municipal Real Return Portfolio vs.

S&P Intermediate Term California AMT-Free Municipal Bond Index

November 1, 2017-October 31, 2022

3

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Municipal Bond Portfolio vs.

S&P Intermediate Term National AMT-Free Municipal Bond Index

March 10, 2015-October 31, 2022

DFA Short-Term Municipal Bond Portfolio vs.

ICE BofA 1-3 Year US Municipal Securities Index

October 31, 2012-October 31, 2022

4

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Intermediate-Term Municipal Bond Portfolio vs.

S&P Intermediate Term National AMT-Free Municipal Bond Index

October 31, 2012-October 31, 2022

DFA Selective State Municipal Bond Portfolio vs.

S&P Intermediate Term National AMT-Free Municipal Bond Index

September 30, 2020-October 31, 2022

5

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Short-Term Selective State Municipal Bond Portfolio vs.

ICE BofA 1-3 Year US Municipal Securities Index

April 12, 2022-October 31, 2022

DFA California Short-Term Municipal Bond Portfolio vs.

ICE BofA 1-3 Year California including Puerto Rico Municipal Securities Index

October 31, 2012-October 31, 2022

6

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA California Intermediate-Term Municipal Bond Portfolio vs.

S&P Intermediate Term California AMT-Free Municipal Bond Index

October 31, 2012-October 31, 2022

DFA NY Municipal Bond Portfolio vs.

S&P Intermediate Term New York AMT-Free Municipal Bond Index

June 16, 2015-October 31, 2022

7

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA MN Municipal Bond Portfolio vs.

S&P Intermediate Term National AMT-Free Municipal Bond Index

July 25, 2017-October 31, 2022

DFA Oregon Municipal Bond Portfolio vs.

S&P Intermediate Term National AMT-Free Municipal Bond Index

September 10, 2019-October 31, 2022

8

MANAGEMENT’S DISCUSSION AND ANALYSIS

Fixed Income Market Review	12 Months Ended October 31, 2022

Bond yields generally increased in the U.S. during the 12 months ended October 31, 2022. Longer-term government bonds generally underperformed shorter-term government bonds for the period. Bond yields also increased across global developed markets, resulting in the general underperformance of longer-term government bonds across global developed markets as well.

Long-term bond indices generally underperformed short-term bond indices in global developed fixed income markets for the 12 months ended October 31, 2022. For example, the FTSE World Government Bond Index 1-3 Years (hedged to USD) returned -3.35%, while the FTSE World Government Bond Index 20+ Years (hedged to USD) returned -29.51%. Within the U.S., the Bloomberg U.S. Treasury Bond Index 1-3 Years returned -4.85%, while the Bloomberg U.S. Treasury Bond Index 20+ Years returned -33.73%.

	October 31, 2021	October 31, 2022	Change
One-Month Treasury Bill (yield)	0.06%	3.73%	3.67%
Ten-Year U.S. Treasury Notes (yield)	1.55%	4.10%	2.55%

Source: Bloomberg

Many of Dimensional’s fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields.

During the period under review, within the taxable bond market, the ultra-short-term Portfolios employing a variable maturity approach generally focused on the longer end of their eligible maturity range, reflecting a generally upwardly sloped ultra-short-term segment of eligible yield curves. The short-term Portfolios employing a variable maturity approach typically shortened duration by focusing on the one- to three-year maturity range as higher expected returns generally resided within this segment, reflecting the flat to inverted nature of eligible yield curves beyond three-years. The intermediate-term Portfolios employing a variable maturity approach focused on a combination of short- and long-term securities as certain eligible yield curves were generally upwardly sloped in their long-term segments. Realized term premiums were generally negative during the period.

Some of Dimensional’s fixed income strategies use a variable credit approach that varies exposure to lower credit quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing higher expected credit premiums.

9

Credit spreads widened over the period, indicating larger expected credit premiums. As a result, the variable credit Portfolios generally increased their allocations to single-A, BBB, and where allowable and appropriate, BB rated bonds during the period. Realized credit premiums were generally negative, as corporate bonds underperformed their government bond counterparts. Corporate bonds also generally underperformed securitized bonds during the period.

For the tax-exempt market, Portfolios employing a variable maturity approach generally focused on the shorter-end of their eligible duration ranges, reflecting the relatively flat slope of eligible municipal curves during the period. Realized term premiums were generally negative for municipal securities during the period.

DFA Municipal Real Return Portfolio

The DFA Municipal Real Return Portfolio seeks to provide inflation protection and current income that is exempt from federal personal income taxes by investing in a universe of investment grade municipal securities, including inflation-protected municipal securities, and in derivative instruments to provide inflation protection. The Portfolio maintains an average portfolio duration of five years or less. The weighted average duration of the Portfolio was 3.03 years as of October 31, 2022.

For the 12 months ended October 31, 2022, total returns were -2.22% for the Portfolio and -8.44% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s benchmark. The Portfolio’s zero-coupon inflation swaps, designed for protection from unexpected inflation, was the primary contributor to relative performance as realized inflation was higher than expected inflation over the period, benefiting the Portfolio’s inflation swaps. The benchmark is a nominal interest rate benchmark that does not contain an inflation-protection component. During the period, municipal yield curves and the real yield curve were relatively flat, indicating smaller expected term premiums. As such, the Portfolio’s duration was maintained shorter than the allowable upper limit with an overweight to short-term municipal securities and an underweight to long-term municipal securities relative to the benchmark. Longer-term municipal securities generally underperformed shorter-term municipal securities during the period. As a result, the Portfolio’s underweight to long-term municipal securities and overweight to short-term municipal securities contributed positively to relative performance. The Portfolio’s focus on higher-quality municipal securities also contributed positively to relative performance as higher-quality municipal securities generally outperformed lower-quality municipal securities.

DFA California Municipal Real Return Portfolio

The DFA California Municipal Real Return Portfolio seeks to provide inflation protection and current income that is exempt from both federal personal income taxes and California state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of California state or local governments and their agencies, instrumentalities, and regional governmental authorities. The Portfolio also invests in derivative instruments to provide inflation protection. The Portfolio maintains an average portfolio duration of five years or less. The weighted average duration of the Portfolio was 3.04 years as of October 31, 2022.

For the 12 months ended October 31, 2022, total returns were -1.91% for the Portfolio and -8.04% for the S&P Intermediate Term California AMT-Free Municipal Bond Index, the Portfolio’s benchmark. The Portfolio’s zero-coupon inflation swaps, designed for protection from unexpected inflation, was the primary contributor to relative performance as realized inflation was higher than expected inflation over the period, benefiting the Portfolio’s inflation swaps. The benchmark is a

10

nominal interest rate benchmark that does not contain an inflation-protection component. During the period, the California municipal yield curve and the real yield curve were relatively flat, indicating smaller expected term premiums. As such, the Portfolio’s duration was maintained shorter than the allowable upper limit with an overweight to short-term California municipal securities and an underweight to long-term California municipal securities relative to the benchmark. Longer-term California municipal securities generally underperformed shorter-term California municipal securities during the period. As a result, the Portfolio’s underweight to long-term California municipal securities and overweight to short-term California municipal securities also contributed positively to relative performance.

DFA Municipal Bond Portfolio

The DFA Municipal Bond Portfolio is designed to provide current income exempt from federal personal income tax by investing in a universe of investment grade municipal securities. The investment strategy uses a variable maturity approach. The Portfolio will maintain a weighted average duration of more than three years but less than five years. The weighted average duration of the Portfolio was 3.22 years as of October 31, 2022.

For the 12 months ended October 31, 2022, total returns were -6.71% for the Portfolio and -8.44% for S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s benchmark. During the period, municipal yield curves were relatively flat, indicating smaller expected term premiums. As such, the Portfolio was focused on the shorter end of its eligible maturity range. Realized term premiums were generally negative during the period. As such, the Portfolio’s overweight to shorter-term municipal securities and lack of exposure to municipal securities with maturities longer than 10-years contributed positively to performance relative to the benchmark. The Portfolio’s focus on higher-quality municipal securities also contributed positively to relative performance as higher-quality municipal securities generally outperformed lower-quality municipal securities.

DFA Short-Term Municipal Bond Portfolio

The DFA Short-Term Municipal Bond Portfolio seeks to provide current income exempt from federal personal income tax by investing in a universe of investment grade municipal securities. The investment strategy uses a variable maturity approach. The weighted average maturity of the Portfolio generally will not exceed three years. The weighted average duration of the Portfolio was 1.08 years as of October 31, 2022.

For the 12 months ended October 31, 2022, total returns were -1.36% for the Portfolio and -3.48% for the ICE BofA 1-3 Year U.S. Municipal Securities Index, the Portfolio’s benchmark. During the period, municipal yield curves were relatively flat, indicating smaller expected term premiums. As such, the Portfolio was focused on the shorter end of its eligible maturity range. Realized term premiums were generally negative during the period. As a result, the Portfolio’s overweight to shorter-term municipal securities contributed positively to performance relative to the benchmark.

DFA Intermediate-Term Municipal Bond Portfolio

The DFA Intermediate-Term Municipal Bond Portfolio is designed to provide current income exempt from federal personal income tax by investing in a universe of investment grade municipal securities. The Portfolio follows a variable maturity strategy within a range of no more than half a year greater than, and no less than one year below, the weighted average duration of the Portfolio’s benchmark. The weighted average duration of the Portfolio was 3.43 years as of October 31, 2022.

11

For the 12 months ended October 31, 2022, total returns were -6.36% for the Portfolio and -8.44% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s benchmark. During the period, municipal yield curves were relatively flat, indicating smaller expected term premiums. As such, the Portfolio maintained a shorter duration than its benchmark. Realized term premiums were generally negative during the period. As a result, the Portfolio’s overweight to short-term municipal securities, and underweight to municipal securities with maturities longer than seven years, contributed positively to performance relative to the benchmark. The Portfolio’s overweight to higher-quality municipal securities also contributed positively to relative performance as higher-quality municipal securities generally outperformed lower-quality municipal securities.

DFA California Short-Term Municipal Bond Portfolio

The DFA California Short-Term Municipal Bond Portfolio is designed to provide current income that is exempt from both federal personal income taxes and California state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of California state or local governments and their agencies, instrumentalities, and regional governmental authorities. The investment strategy uses a variable maturity approach. The weighted average maturity of the Portfolio generally will not exceed three years. The weighted average duration of the Portfolio was 1.27 years as of October 31, 2022.

For the 12 months ended October 31, 2022, total returns were -1.80% for the Portfolio and -3.40% for the ICE BofA 1-3 Year California including Puerto Rico Municipal Securities Index, the Portfolio’s benchmark. During the period, the California municipal yield curve was relatively flat, indicating smaller expected term premiums. As such, the Portfolio was focused on the shorter end of its eligible maturity range. Realized term premiums were generally negative during the period with longer-term California municipal securities generally underperforming shorter-term California municipal securities. As a result, the Portfolio’s allocation to California municipal securities with maturities shorter than one year and underweight to California municipal securities in the two- to three-year maturity range contributed positively to performance relative to the benchmark.

DFA California Intermediate-Term Municipal Bond Portfolio

The DFA California Intermediate-Term Municipal Bond Portfolio is designed to provide current income that is exempt from both federal personal income taxes and California state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of California state or local governments and their agencies, instrumentalities, and regional governmental authorities. The Portfolio follows a variable maturity strategy within a range of no more than half a year greater than, and no less than one year below, the weighted average duration of the Portfolio’s benchmark. The weighted average duration of the Portfolio was 3.36 years as of October 31, 2022.

For the 12 months ended October 31, 2022, total returns were -6.36% for the Portfolio and -8.04% for the S&P Intermediate Term California AMT-Free Municipal Bond Index, the Portfolio’s benchmark. During the period, the California municipal yield curve was relatively flat, indicating smaller expected term premiums. As such, the Portfolio maintained a shorter duration than its benchmark. Realized term premiums were generally negative during the period with longer-term California municipal securities generally underperforming shorter-term California municipal securities. As a result, the Portfolio’s overweight to California municipal securities in the zero- to seven-year maturity range and underweight to California municipal securities with maturities longer than seven years contributed positively to performance relative to the benchmark.

12

DFA NY Municipal Bond Portfolio

The DFA NY Municipal Bond Portfolio seeks to provide current income that is exempt from both federal personal income taxes and New York state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of New York state or local governments and their agencies, instrumentalities, and regional governmental authorities. The investment strategy uses a variable maturity approach. The Portfolio maintains an average portfolio duration of five years or less. The average duration of the Portfolio was 1.05 years as of October 31, 2022.

For the 12 months ended October 31, 2022, total returns were -2.17% for the Portfolio and -8.51% for the S&P Intermediate Term New York AMT-Free Municipal Bond Index, the Portfolio’s benchmark. During the period, the New York municipal yield curve was relatively flat, indicating smaller expected term premiums. As such, the Portfolio was focused on the shorter end of its eligible maturity range. Realized term premiums were generally negative during the period with longer-term New York municipal securities generally underperforming shorter-term New York municipal securities. As a result, the Portfolio’s overweight to shorter-term New York municipal securities and underweight to New York municipal securities with maturities longer than five years contributed positively to performance relative to the benchmark.

DFA MN Municipal Bond Portfolio

The DFA MN Municipal Bond Portfolio seeks to provide current income that is exempt from federal personal income taxes and Minnesota state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of Minnesota state or local governments and their agencies, instrumentalities, and regional governmental authorities. The investment strategy uses a variable maturity approach. The average duration of the Portfolio was 1.71 years as of October 31, 2022.

For the 12 months ended October 31, 2022, total returns were -3.40% for the Portfolio and -8.44% for the S&P Intermediate Term National AMT-Free Municipal Bond Index. During the period, the Minnesota municipal yield curve was relatively flat, indicating smaller expected term premiums. As such, the Portfolio was focused on the shorter end of its eligible maturity range. Realized term premiums were generally negative during the period as longer maturity Minnesota municipal securities generally underperformed shorter maturity Minnesota municipal securities. As such, the Portfolio’s overweight to shorter-term Minnesota municipal securities and underweight to Minnesota municipal securities with maturities longer than four years contributed positively to performance relative to the benchmark. The Portfolio’s focus on Minnesota municipal securities also contributed positively to performance relative to the S&P Intermediate-Term National AMT-Free Municipal Bond Index as the Minnesota municipal securities market generally outperformed the broad national municipal securities market.

DFA Oregon Municipal Bond Portfolio

The DFA Oregon Municipal Bond Portfolio seeks to provide current income that is exempt from federal personal income taxes and Oregon state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of Oregon state or local governments and their agencies, instrumentalities, and regional governmental authorities. The average duration of the Portfolio was 3.22 years as of October 31, 2022.

13

For the 12 months ended October 31, 2022, total returns were -6.51% for the Portfolio and -8.44% for the S&P Intermediate Term National AMT-Free Municipal Bond Index. During the period, the Oregon municipal yield curve was relatively flat, indicating smaller expected term premiums. As such, the Portfolio was focused on the shorter end of its eligible maturity range. Realized term premiums were generally negative during the period as longer-term Oregon municipal securities generally underperformed shorter-term Oregon municipal securities. As such, the Portfolio’s overweight to shorter-term Oregon municipal securities and underweight to Oregon municipal securities with maturities longer than six years contributed positively to performance relative to the benchmark. Conversely, the Portfolio’s focus on Oregon municipal securities detracted from performance relative to the S&P Intermediate-Term National AMT-Free Municipal Bond Index as the broad national municipal securities market outperformed the Oregon municipal securities market.

DFA Selective State Municipal Bond Portfolio

The DFA Selective State Municipal Bond Portfolio is designed to provide current income exempt from federal personal income tax by investing in investment grade municipal securities. The Portfolio is expected to emphasize investments in municipal securities issued on behalf of: (i) states with no personal income tax; (ii) states that generally tax income earned from both in-state and out-of-state municipal securities; and (iii) states that do not tax income earned from in-state municipal securities and certain out-of-state municipal securities. The Portfolio will maintain a weighted average duration of more than three years but less than five years. The weighted average duration of the Portfolio was 4.40 years as of October 31, 2022.

For the 12 months ended October 31, 2022, total returns were -9.67% for the Portfolio and -8.44% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s benchmark. During the period, municipal yield curves indicated larger expected term premiums for full investment grade rated municipal securities. As a result, the Portfolio was focused on the longer end of its eligible maturity range, resulting in a longer weighted average duration for the Portfolio than the benchmark over the full 12 months. Realized term premiums were generally negative during the period. As a result, the Portfolio’s longer weighted average duration relative to the benchmark detracted from relative performance. Conversely, the Portfolio’s overweight to municipal issuers in the emphasized states and underweight to New York and New Jersey issuers contributed positively to relative performance.

DFA Short-Term Selective State Municipal Bond Portfolio

The DFA Short-Term Selective State Municipal Bond Portfolio is designed to provide current income exempt from federal personal income tax by investing in investment grade municipal securities. The Portfolio is expected to emphasize investments in municipal securities issued on behalf of: (i) states with no personal income tax; (ii) states that generally tax income earned from both in-state and out-of-state municipal securities; and (iii) states that do not tax income earned from in-state municipal securities and certain out-of-state municipal securities. The investment strategy uses a variable maturity approach. The weighted average maturity of the Portfolio generally will not exceed three years. The weighted average duration of the Portfolio was 1.63 years as of October 31, 2022.

14

From its inception on April 12, 2022, through October 31, 2022, total returns were -0.75% for the Portfolio and -0.82% for the ICE BofA 1-3 Year U.S. Municipal Securities Index, the Portfolio’s benchmark. During the period, municipal yield curves were relatively flat, indicating smaller expected term premiums. As such, the Portfolio was focused on the shorter end of its eligible maturity range. Realized term premiums were generally negative since the Portfolio’s inception date. As a result, the Portfolio’s overweight to shorter-term municipal securities contributed positively to performance relative to the benchmark. The Portfolio’s overweight to municipal issuers in the emphasized states and underweight to New York and New Jersey issuers also contributed positively to relative performance.

15

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2022

EXPENSE TABLES

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Municipal Real Return Portfolio
Actual Fund Return	$1,000.00	$981.70	0.24%	$1.20
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.24%	$1.22
DFA California Municipal Real Return Portfolio
Actual Fund Return	$1,000.00	$986.00	0.26%	$1.30
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.26%	$1.33

16

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$985.90	0.22%	$1.10
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12
DFA Short-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$998.00	0.20%	$1.01
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.20%	$1.02
DFA Intermediate-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$984.00	0.20%	$1.00
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.20%	$1.02
DFA Selective State Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$971.90	0.23%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.23%	$1.17
DFA Short-Term Selective State Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$995.40	0.25%	$1.26
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.25%	$1.28
DFA California Short-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$998.40	0.19%	$0.96
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.19%	$0.97
DFA California Intermediate-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$987.80	0.20%	$1.00
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.20%	$1.02
DFA NY Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$997.80	0.25%	$1.26
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.25%	$1.28
DFA MN Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$994.20	0.32%	$1.61
Hypothetical 5% Annual Return	$1,000.00	$1,023.59	0.32%	$1.63
DFA Oregon Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$984.20	0.32%	$1.60
Hypothetical 5% Annual Return	$1,000.00	$1,023.59	0.32%	$1.63

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

17

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 28, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

DFA Municipal Real Return Portfolio
Airport	0.2%
Education	2.0%
General Obligation	65.0%
Higher Education	1.8%
Medical	0.3%
Power	0.6%
School District	21.1%
Transportation	0.7%
Utilities	2.5%
Water	5.8%

100.0%

DFA California Municipal Real Return Portfolio
Airport	0.6%
Education	1.0%
General Obligation	48.4%
Higher Education	4.7%
Medical	2.2%
Power	4.0%
School District	23.4%
Tobacco Settlement	2.0%
Transportation	0.9%
Utilities	0.4%
Water	12.4%

100.0%

DFA Municipal Bond Portfolio
General Obligation	66.8%
Higher Education	0.9%
Nursing Homes	0.3%
Power	0.1%
School District	21.3%
Transportation	0.5%
Utilities	1.6%
Water	8.5%

100.0%

DFA Short-Term Municipal Bond Portfolio
Airport	0.4%
Bond Bank	0.3%
Development	0.1%
Education	2.3%
Facilities	0.4%
General Obligation	53.6%
Higher Education	0.8%
Medical	1.0%
Multifamily Housing	0.5%
Power	1.7%
School District	23.6%
Tobacco Settlement	1.1%
Transportation	9.3%
Utilities	1.8%
Water	3.1%

100.0%

DFA Intermediate-Term Municipal Bond Portfolio
Airport	1.2%
Bond Bank	0.1%
Development	0.3%
Education	1.0%
General Obligation	67.0%
Higher Education	2.6%
Medical	3.1%
Multifamily Housing	0.1%
Nursing Homes	0.8%
Power	1.3%
School District	12.6%
Transportation	3.5%
Utilities	0.1%
Water	6.3%

100.0%

DFA Selective State Municipal Bond Portfolio
Airport	3.0%
Bond Bank	0.1%
Development	0.7%
Education	2.7%
Facilities	0.1%
General Obligation	34.0%
Higher Education	5.1%
Housing	0.2%
Medical	13.1%
Pollution	0.1%
Power	4.7%
School District	16.1%
Transportation	6.1%
Utilities	6.3%
Water	7.7%

100.0%

18

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DFA Short-Term Selective State Municipal Bond Portfolio
Airport	1.6%
Bond Bank	0.8%
Education	5.4%
Facilities	0.1%
General Obligation	47.7%
Higher Education	2.7%
Medical	3.2%
Pollution	0.7%
Power	5.7%
School District	16.7%
Transportation	6.3%
Utilities	3.2%
Water	5.9%

100.0%

DFA California Short-Term Municipal Bond Portfolio
Airport	0.4%
Education	2.3%
Facilities	1.1%
General Obligation	47.9%
Higher Education	3.8%
Medical	3.4%
Multifamily Housing	0.5%
Power	4.0%
School District	23.2%
Tobacco Settlement	1.9%
Transportation	4.0%
Utilities	1.2%
Water	6.3%

100.0%

DFA California Intermediate-Term Municipal Bond Portfolio
Airport	0.5%
Bond Bank	0.7%
Development	0.2%
Education	0.4%
General Obligation	47.4%
Higher Education	5.7%
Medical	4.8%
Power	4.3%
School District	21.6%
Transportation	2.3%
Utilities	1.8%
Water	10.3%

100.0%

DFA NY Municipal Bond Portfolio
Development	0.4%
Education	0.5%
General Obligation	64.1%
Higher Education	2.5%
Housing	3.9%
Medical	0.7%
Multifamily Housing	1.0%
School District	22.3%
Transportation	3.4%
Utilities	0.3%
Water	0.9%

100.0%

DFA MN Municipal Bond Portfolio
Education	1.5%
General Obligation	61.4%
Higher Education	4.7%
Medical	0.6%
Nursing Homes	0.8%
Power	5.3%
School District	25.7%

100.0%

DFA Oregon Municipal Bond Portfolio
Airport	0.3%
General Obligation	53.8%
Medical	2.6%
School District	24.0%
Transportation	4.0%
Utilities	0.6%
Water	14.7%

100.0%

19

DFA MUNICIPAL REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (1.5%)
Alabama Federal Aid Highway Finance Authority (RB)
¤ 5.000%, 09/01/32 (Pre-refunded @ $100, 09/01/26)	1,010	$1,072,123
¤ 5.000%, 09/01/33 (Pre-refunded @ $100, 09/01/26)	2,540	2,696,231
¤ 5.000%, 09/01/34 (Pre-refunded @ $100, 09/01/26)	4,725	5,015,626
¤ 5.000%, 09/01/36 (Pre-refunded @ $100, 09/01/26)	4,000	4,246,033
Alabama State (GO) Series
5.000%, 11/01/24	2,665	2,756,920
Alabama State (GO) Series A
5.000%, 08/01/23	2,200	2,230,362
Tuscaloosa County Board of Education (ST)
¤ 5.000%, 02/01/43 (Pre-refunded @ $100, 2/1/27)	1,090	1,163,081
Water Works Board of the City of Birmingham (RB) Series B
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 1/1/25)	5,625	5,828,968

TOTAL ALABAMA		25,009,344

ALASKA — (0.2%)
City of Anchorage (GO) Series B
5.000%, 09/01/23	600	608,398
City of Anchorage (GO) Series D
5.000%, 09/01/23	2,585	2,621,180

TOTAL ALASKA		3,229,578

ARIZONA — (0.5%)
City of Phoenix (GO)
5.000%, 07/01/27	1,500	1,605,228
City of Tempe (GO)
5.000%, 07/01/26	1,695	1,793,955
5.000%, 07/01/27	955	1,024,127

	Face Amount^	Value†
	(000)
ARIZONA — (Continued)
Coconino County Unified School District No. 1-Flagstaff (GO)
4.000%, 07/01/27	1,000	$1,027,326
Coconino County Unified School District No. 1-Flagstaff (GO) Series C
5.000%, 07/01/28	1,250	1,353,531
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	650	649,089
Town of Gilbert (GO)
5.000%, 07/15/27	1,500	1,609,361

TOTAL ARIZONA		9,062,617

ARKANSAS — (0.1%)
University of Arkansas (RB)
¤ 5.000%, 11/01/29 (Pre-refunded @ $100, 11/1/24)	1,385	1,431,606

CALIFORNIA — (4.7%)
California State Public Works Board (RB)
5.000%, 05/01/28	1,185	1,279,538
California State Public Works Board (RB) Series D-CA AIR RES BR
5.000%, 05/01/28	2,235	2,413,307
City of San Francisco Public Utilities Commission Water Revenue (RB)
4.000%, 11/01/30	7,835	7,985,184
Los Angeles Unified School District (GO)
5.000%, 07/01/25	15	15,696
5.000%, 07/01/26	1,080	1,146,502
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/23	6,935	7,024,716
5.000%, 07/01/26	1,055	1,119,962
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/01/25)	790	824,363
San Diego Unified School District
5.000%, 07/01/24	2,000	2,060,714

20

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (GO) Series N-2
5.000%, 07/01/23	2,700	$2,734,750
San Francisco Unified School District (GO)
5.000%, 06/15/28	5,390	5,853,638
San Francisco Unified School District (GO) Series C
5.000%, 06/15/28	3,410	3,703,322
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	540	562,960
5.000%, 05/01/26	1,435	1,518,298
State of California (GO)
3.000%, 03/01/26	2,000	1,966,516
5.000%, 08/01/26	9,000	9,549,193
5.000%, 12/01/26	5,535	5,899,765
3.500%, 08/01/27	1,500	1,502,541
5.000%, 08/01/27	4,000	4,292,220
5.000%, 12/01/27	8,175	8,808,634
5.000%, 04/01/28	2,500	2,704,540
5.000%, 10/01/29	1,020	1,073,396
State of California (GO) Series B
5.000%, 09/01/25	3,140	3,289,931
5.000%, 09/01/26	1,000	1,062,249

TOTAL CALIFORNIA		78,391,935

COLORADO — (1.8%)
Adams & Arapahoe Joint School District 28J Aurora (GO) (ST AID WITHHLDG)
5.000%, 12/01/22	500	500,725
Board of Water Commissioners City & County of Denver (RB)
5.000%, 12/15/26	3,310	3,531,273
5.000%, 12/15/27	3,450	3,729,241
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J
5.000%, 12/15/29	3,000	3,181,529
City & County of Denver (GO)
5.000%, 08/01/27	2,920	3,137,304
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/23	1,650	1,679,627

	Face Amount^	Value†
	(000)
COLORADO — (Continued)
City of Colorado Springs Utilities System Revenue (RB) Series A-1
5.000%, 11/15/26	3,000	$3,187,642
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/25	550	577,066
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	900	931,091
Douglas County School District No. Re-1 Douglas & Elbert Counties (GO) (ST AID WITHHLDG)
5.000%, 12/15/23	2,645	2,697,543
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/23	1,825	1,859,480
5.000%, 12/01/26	335	356,813
Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork (GO) (ST AID WITHHLDG)
¤ 5.000%, 12/15/29 (Pre-refunded @ $100, 12/15/25)	535	562,964
Jefferson County School District R-1 (GO) (ST AID WITHHLDG) Series 1
5.250%, 12/15/24	1,000	1,040,225
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	390	408,862
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/23	2,425	2,446,047

TOTAL COLORADO		29,827,432

CONNECTICUT — (0.3%)
City of Danbury (GO) Series A
4.000%, 07/15/25	1,200	1,223,754
City of Danbury (GO) Series B
4.000%, 07/15/26	735	754,191
4.000%, 07/15/27	700	722,330

21

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CONNECTICUT — (Continued)
City of Middletown (GO)
5.000%, 04/01/23	950	$956,890
Town of Windsor (GO)
5.000%, 06/15/25	1,420	1,482,359

TOTAL CONNECTICUT		5,139,524

DELAWARE — (0.4%)
County of New Castle (GO) Series
5.000%, 10/01/23	1,500	1,524,841
Delaware State (GO)
5.000%, 03/01/26	2,000	2,110,304
New Castle County (GO)
5.000%, 10/01/23	2,275	2,312,675

TOTAL DELAWARE		5,947,820

DISTRICT OF COLUMBIA — (0.5%)
District of Columbia (GO)
4.000%, 02/01/27	1,060	1,088,540
District of Columbia (GO) Series E
5.000%, 06/01/26	1,885	1,993,466
Washington Metropolitan Area Transit Authority (RB) Series A-1
5.000%, 07/01/27	4,535	4,855,161

TOTAL DISTRICT OF COLUMBIA		7,937,167

FLORIDA — (3.9%)
City of Hollywood (GO)
5.000%, 07/01/23	2,310	2,335,918
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	345	359,850
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/26	5,000	5,291,902
Florida Keys Aqueduct Authority (RB)
5.000%, 09/01/25	1,380	1,440,946
5.000%, 07/01/27	9,601	10,276,297
Florida State (GO) Series A
5.000%, 06/01/23	700	707,497
5.000%, 06/01/24	225	231,197
5.000%, 07/01/24	500	514,030
Florida State (GO) Series B
5.000%, 06/01/23	650	656,961
5.000%, 06/01/24	1,250	1,284,429
5.000%, 06/01/25	3,000	3,129,946
Florida State (GO) Series C
5.000%, 06/01/26	12,000	12,702,990

	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Hillsborough County Aviation Authority (RB) Series B
¤ 5.000%, 10/01/35 (Pre-refunded @ $100, 10/1/24)	2,400	$2,477,596
Miami-Dade County (GO)
5.000%, 07/01/23	1,955	1,977,193
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,810	1,911,185
5.000%, 07/01/28	1,560	1,679,207
Palm County Beach (RB) Series D
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/25)	1,600	1,680,734
¤ 5.000%, 12/01/29 (Pre-refunded @ $100, 12/1/25)	2,050	2,153,441
School Board of Miami-Dade County
4.000%, 02/23/23	11,000	11,030,770
School Board of Miami-Dade County (GO) (BAM) Series
5.000%, 03/15/28	2,515	2,707,771

TOTAL FLORIDA		64,549,860

GEORGIA — (4.4%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/23	2,500	2,548,036
City of Atlanta (GO) Series A-
5.000%, 12/01/24	1,655	1,713,451
City of Atlanta (GO) Series A-1
5.000%, 12/01/24	825	854,137
City of Cartersville (GO) (ST AID WITHHLDG)
5.000%, 10/01/25	1,250	1,309,207
Clarke County School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/27	3,120	3,345,678
Georgia State (GO)
5.000%, 02/01/25	2,500	2,596,136
4.000%, 07/01/29	4,000	4,130,164
Georgia State (GO) Series A
5.000%, 07/01/25	5,000	5,225,622
5.000%, 07/01/26	1,200	1,272,611
5.000%, 07/01/27	8,000	8,600,560
Georgia State (GO) Series C-1
5.000%, 07/01/24	3,200	3,292,940

22

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
GEORGIA — (Continued)
Georgia State (GO) Series F
5.000%, 01/01/27	1,150	$1,228,072
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	1,580	1,606,165
Gwinnett County School District (GO) Series B
5.000%, 08/01/27	25,000	26,906,037
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/23	3,000	3,018,777
Henry County School District (GO) (ST AID WITHHLDG)
4.000%, 08/01/27	3,950	4,066,450
Richmond County Board of Education (GO) (ST AID WITHHLDG)
5.000%, 10/01/25	1,000	1,047,365

TOTAL GEORGIA		72,761,408

HAWAII — (1.9%)
5.000%, 03/01/27	4,850	5,168,759
City & County of Honolulu (GO) Series A
5.000%, 11/01/25	3,000	3,145,931
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	2,150	2,185,020
5.000%, 10/01/25	450	471,314
5.000%, 10/01/26	430	449,636
City & County of Honolulu (GO) Series C
5.000%, 10/01/25	2,000	2,094,730
Hawaii State (GO)
5.000%, 10/01/26	1,760	1,869,068
5.000%, 10/01/27	3,505	3,663,071
Hawaii State (GO) Series EF
5.000%, 11/01/22	300	300,000
Hawaii State (GO) Series EH-2017
5.000%, 08/01/23	970	983,098
Hawaii State (GO) Series FH
5.000%, 10/01/23	2,050	2,083,392
4.000%, 10/01/30	4,960	5,014,468
Hawaii State (GO) Series FK
5.000%, 05/01/23	1,800	1,816,553
Hawaii State (GO) (ETM) Series EH
5.000%, 08/01/23	1,225	1,240,996
Hawaii State (GO) (ETM)
Series EH-2017
5.000%, 08/01/23	305	308,983

	Face Amount^	Value†
	(000)
HAWAII — (Continued)
Maui County (GO)
5.000%, 03/01/25	750	$778,826

TOTAL HAWAII		31,573,845

ILLINOIS — (0.1%)
County of Will
¤ 5.000%, 11/15/34 (Pre-refunded @ $100, 11/15/25)	1,000	1,049,822

IOWA — (0.5%)
City of Sioux City (GO) Series A
3.000%, 06/01/27	1,325	1,285,144
City of Urbandale (GO)
5.000%, 06/01/27	1,040	1,113,202
Iowa Finance Authority (RB)
¤ 5.000%, 07/01/25 (Pre-refunded @ $100, 7/1/23)	1,245	1,259,133
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/23)	1,000	1,013,429
Iowa Valley Community College District (GO)
4.000%, 06/01/28	2,890	2,985,303

TOTAL IOWA		7,656,211

KANSAS — (1.2%)
City of Merriam (GO)
5.000%, 10/01/25	200	209,643
City of Shawnee (GO)
4.000%, 12/01/26	1,125	1,152,592
City of Wichita
5.000%, 10/13/23	13,000	13,205,708
City of Wichita (GO) Series 828
4.000%, 06/01/23	700	703,424
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	1,500	1,588,431
Kansas Development Finance Authority (RB)
5.000%, 05/01/28	2,000	2,153,323

TOTAL KANSAS		19,013,121

KENTUCKY — (1.1%)
Louisville & Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/22	1,500	1,502,299

23

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
KENTUCKY — (Continued)
5.000%, 12/01/25	3,800	$3,989,467
Louisville Water Co. (RB)
5.000%, 11/15/27	4,000	4,303,912
Louisville/Jefferson County Metropolitan Government (GO) Series A
5.000%, 04/01/28	7,885	8,526,062

TOTAL KENTUCKY		18,321,740

LOUISIANA — (0.4%)
Louisiana Local Government Environmental Facilities & Community Dev. Auth (RB)
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	1,000	1,032,331
Louisiana Local Government Environmental Facilities & Community Dev. Authority (RB)
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/24)	1,000	1,032,332
Louisiana State (GO)
5.000%, 04/01/27	3,725	3,977,189
St. Tammany Parish Wide School District No. 12 (GO) Series
5.000%, 03/01/28	1,175	1,262,136

TOTAL LOUISIANA		7,303,988

MAINE — (0.3%)
City of Portland (GO)
5.000%, 05/01/27	1,000	1,069,286
Maine Governmental Facilities Authority (RB) Series A
¤ 5.000%, 10/01/25 (Pre-refunded @ $100, 10/1/23)	1,000	1,016,198
Maine State (GO) Series B
5.000%, 06/01/23	495	500,473
State of Maine (GO)
5.000%, 06/01/28	1,700	1,837,299

TOTAL MAINE		4,423,256

MARYLAND — (6.4%)
Anne County Arundel (GO)
5.000%, 04/01/23	4,000	4,030,829
5.000%, 10/01/28	6,560	7,149,025
Baltimore County (GO)
3.000%, 11/01/24	5,015	4,958,920

	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
5.000%, 03/01/28	2,235	$2,418,837
Charles County (GO)
5.000%, 10/01/28	4,370	4,762,384
City of Baltimore (GO) Series
5.000%, 10/15/26	800	849,721
Harford County (GO) Series A
5.000%, 10/01/26	3,625	3,855,124
Harford County (GO) Series B
5.000%, 01/15/26	2,335	2,458,509
Howard County (GO) Series A
5.000%, 02/15/27	2,435	2,601,590
5.000%, 02/15/28	3,000	3,244,984
Howard County (GO) Series D
5.000%, 02/15/24	4,000	4,092,667
5.000%, 02/15/25	8,390	8,716,014
Maryland State (GO)
5.000%, 06/01/29	4,000	4,394,928
Maryland State (GO) Series
4.000%, 08/01/26	5,400	5,428,426
Maryland State (GO) Series A
5.000%, 03/15/26	1,000	1,055,092
5.000%, 03/15/28	8,030	8,698,744
Maryland State (GO) Series B
5.000%, 08/01/26	6,535	6,931,405
Montgomery County (GO)
5.000%, 10/01/26	5,500	5,849,153
Montgomery County (GO) Series
¤ 5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/24)	1,835	1,897,828
Montgomery County (GO) Series C
5.000%, 10/01/27	6,655	7,168,692
Prince County George’s
5.000%, 07/15/23	2,000	2,025,626
Prince County George’s (GO) Series A
5.000%, 07/15/23	2,250	2,278,829
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	4,325	4,444,124
3.000%, 06/01/26	2,080	2,037,700
Wicomico County (GO) Series
5.000%, 12/01/25	1,000	1,050,159

24

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
5.000%, 12/01/27	2,315	$2,489,949

TOTAL MARYLAND		104,889,259

MASSACHUSETTS — (2.7%)
City of Cambridge (GO)
5.000%, 02/15/28	4,055	4,392,275
City of Framingham (GO)
5.000%, 06/15/23	1,100	1,111,974
City of Springfield (GO) (ST AID WITHHLDG)
5.000%, 09/01/27	1,065	1,142,034
City of Springfield (GO)
5.000%, 03/01/28	2,055	2,216,735
Commonwealth of Massachusetts
5.000%, 07/01/23	3,085	3,122,463
Commonwealth of Massachusetts (GO)
5.000%, 11/01/25	2,250	2,360,760
5.000%, 07/01/26	500	528,305
Commonwealth of Massachusetts (GO) Series B
5.250%, 08/01/23	1,140	1,157,564
5.000%, 07/01/28	1,070	1,156,904
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/23	4,000	4,030,829
5.000%, 08/01/24	1,360	1,401,095
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	1,000	1,074,538
Massachusetts School Building Authority (RB) (ETM) Series A
5.000%, 11/15/25	3,240	3,401,425
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	9,010	9,901,847
Town of Lexington (GO)
4.000%, 02/15/27	1,000	1,027,527
Town of Nantucket (GO)
5.000%, 10/01/23	1,775	1,804,073
Town of Norwood (GO)
5.000%, 03/15/28	1,430	1,543,976
Town of Watertown (GO)
5.000%, 04/15/23	1,895	1,910,964
Town of Wellesley (GO)
5.000%, 12/01/26	1,865	1,989,376

TOTAL MASSACHUSETTS		45,274,664

	Face Amount^	Value†
	(000)
MICHIGAN — (0.1%)
Michigan State (GO) Series A
5.000%, 05/01/25	1,500	$1,563,412

MINNESOTA — (3.9%)
City of Lakeville (GO) Series A
4.000%, 02/01/27	1,080	1,103,486
City of Saint Paul (GO)
5.000%, 09/01/27	1,055	1,128,882
Hennepin County (GO) Series
5.000%, 12/01/31	1,310	1,404,104
Hennepin County (GO) Series A
5.000%, 12/01/23	1,500	1,528,821
5.000%, 12/01/31	3,005	3,184,164
Lakeville Independent School District No. 194 (GO) Series B
4.000%, 02/01/26	1,115	1,136,152
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/25	3,745	3,880,768
5.000%, 02/01/26	1,730	1,815,586
Metropolitan Council (GO)
5.000%, 03/01/27	4,360	4,650,178
Metropolitan Council (GO) Series C
5.000%, 03/01/24	6,250	6,397,933
Metropolitan Council (GO) Series D
5.000%, 03/01/28	1,780	1,920,993
Minnesota State
5.000%, 08/01/25	10,000	10,453,609
Minnesota State (GO)
4.000%, 08/01/26	1,000	1,021,412
Minnesota State (GO) Series
5.000%, 09/01/25	2,100	2,197,953
Minnesota State (GO) Series A
5.000%, 08/01/25	7,000	7,317,526
5.000%, 08/01/28	6,000	6,525,888
Ramsey County (GO) Series A
5.000%, 02/01/23	450	451,991
St. Louis Park Independent School District No. 283
5.000%, 02/01/24	305	311,810
5.000%, 02/01/28	2,610	2,806,080
University of Minnesota (RB) Series B
5.000%, 10/01/25	800	837,438

25

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
West State Paul-Mendota Heights-Eagan Independent School District No. 197 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	3,250	$3,319,521
White Bear Lake Independent School District No. 624 (GO)
5.000%, 02/01/27	1,520	1,617,569

TOTAL MINNESOTA		65,011,864

MISSISSIPPI — (0.7%)
Mississippi State (GO)
5.000%, 10/01/28	1,140	1,222,673
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/01/26)	4,600	4,894,168
Mississippi State (GO) Series
¤ 4.000%, 10/01/33 (Pre-refunded @ $100, 10/1/25)	5,025	5,123,076

TOTAL MISSISSIPPI		11,239,917

MISSOURI — (0.5%)
City of Kansas City (GO) Series A
4.000%, 02/01/27	1,000	1,020,671
City of Kansas City Sanitary Sewer System Revenue (RB) Series B
5.000%, 01/01/26	1,020	1,068,971
Columbia School District (GO) Series B
5.000%, 03/01/23	2,500	2,514,795
Metropolitan St. Louis Sewer District
¤ 5.000%, 05/01/43 (Pre-refunded @ $100, 5/1/23)	1,375	1,387,237
Metropolitan St. Louis Sewer District (RB) Series B
5.000%, 05/01/29	150	164,109
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
4.000%, 03/01/26	1,845	1,880,774

TOTAL MISSOURI		8,036,557

	Face Amount^	Value†
	(000)
NEBRASKA — (1.0%)
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	3,000	$3,072,007
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/27	4,275	4,587,745
Omaha School District (GO)
5.000%, 12/15/25	1,345	1,410,788
5.000%, 12/15/26	3,975	4,220,238
Sarpy County (GO)
5.000%, 06/01/26	1,110	1,170,414
5.000%, 06/01/27	2,535	2,693,241

TOTAL NEBRASKA		17,154,433

NEVADA — (2.6%)
Clark County (GO) Series B
5.000%, 11/01/24	8,665	8,948,096
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/27	11,490	12,288,658
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/28	2,500	2,707,197
Nevada State (GO) Series D
5.000%, 04/01/25	11,625	12,086,997
Washoe County (GO)
5.000%, 03/01/26	2,460	2,583,763
5.000%, 03/01/27	1,170	1,244,469
Washoe County School District (GO) Series B
5.000%, 04/01/26	3,000	3,151,441

TOTAL NEVADA		43,010,621

NEW HAMPSHIRE — (0.5%)
City of Nashua (GO)
4.000%, 07/15/24	2,000	2,026,136
5.000%, 08/01/28	1,655	1,800,961
New Hampshire State (GO) Series A
5.000%, 03/01/28	3,545	3,831,190

TOTAL NEW HAMPSHIRE		7,658,287

NEW JERSEY — (2.2%)
City of Hoboken (GO)
3.000%, 02/01/27	1,000	969,127
County of Union NJ (GO)
4.000%, 03/01/28	1,330	1,367,023
4.000%, 03/01/29	1,350	1,392,426
Mercer County (GO)
4.000%, 02/01/27	3,430	3,514,140
4.000%, 02/01/28	3,290	3,378,926

26

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
Monmouth County (GO)
5.000%, 07/15/26	1,665	$1,769,100
New Jersey Economic Dev. Authority (RB)
¤ 5.500%, 06/15/30 (Pre-refunded @ $100, 12/15/26)	16,015	17,373,083
Rutgers The State University of New Jersey (RB) Series J
¤ 5.000%, 05/01/29 (Pre-refunded @ $100, 5/1/23)	2,000	2,018,293
¤ 5.000%, 05/01/36 (Pre-refunded @ $100, 5/1/23)	1,540	1,554,086
Township of Toms River NJ (GO)
4.000%, 06/01/27	865	885,945
4.000%, 06/01/28	1,255	1,289,899

TOTAL NEW JERSEY		35,512,048

NEW MEXICO — (0.6%)
City of Albuquerque (GO) Series A
5.000%, 07/01/28	3,370	3,649,121
New Mexico State (GO) Series B
5.000%, 03/01/24	100	102,328
New Mexico State Severance Tax Permanent Fund (RB) Series D
5.000%, 07/01/26	5,580	5,905,763

TOTAL NEW MEXICO		9,657,212

NEW YORK — (5.2%)
5.000%, 08/01/26	4,205	4,446,371
City of New York (GO) Series E
5.000%, 08/01/26	3,825	4,044,559
New Rochelle City School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/15/24	1,505	1,544,508
5.000%, 06/15/25	1,655	1,724,294
New York State Dormitory Authority (RB)
5.000%, 02/15/25	170	176,494
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/26	1,000	1,050,198
5.000%, 03/15/28	6,310	6,780,836

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series A-
5.000%, 02/15/33	1,260	$1,309,343
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/24	700	715,611
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	14,000	14,969,023
New York State Dormitory Authority (RB) Series D
5.000%, 03/15/25	2,670	2,768,065
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/26	6,755	7,094,090
5.000%, 03/15/27	7,000	7,484,511
5.000%, 03/15/28	10,460	11,240,499
5.000%, 03/15/29	2,000	2,170,669
New York State Dormitory Authority (RB) (ETM) Series A
5.000%, 02/15/25	345	357,794
New York State Thruway Authority (RB) Series A-BID GRP 1
5.000%, 03/15/28	4,000	4,288,340
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/26	6,890	7,235,866
Town of Amherst (BAN)
4.750%, 11/03/23	6,000	6,078,832

TOTAL NEW YORK		85,479,903

NORTH CAROLINA — (3.4%)
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/23	1,000	1,012,144
5.000%, 07/01/27	1,900	2,041,781
City of Raleigh (RB)
¤ 5.000%, 10/01/30 (Pre-refunded @ $100, 10/1/23)	1,000	1,016,198
County of New Hanover NC (RB)
¤ 5.000%, 10/01/29
(Pre-refunded @ $100, 10/1/27)	3,500	3,758,653

27

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
Durham Capital Financing Corp. (RB)
¤ 5.000%, 06/01/34 (Pre-refunded @ $100, 6/1/23)	1,650	$1,667,480
Forsyth County (GO) Series B
4.000%, 03/01/23	1,490	1,494,068
Gaston County (GO)
5.000%, 02/01/26	2,500	2,630,761
Guilford County (GO) Series A
5.000%, 03/01/27	2,160	2,310,955
Guilford County (GO) Series B
5.000%, 03/01/27	6,355	6,799,131
Iredell County (GO) Series B
2.500%, 02/01/24	2,285	2,250,369
North Carolina State
5.000%, 06/01/23	4,500	4,549,493
Town of Holly Springs (GO)
5.000%, 06/01/25	1,500	1,565,352
University of North Carolina at Charlotte (RB)
¤ 5.000%, 04/01/43 (Pre-refunded @ $100, 4/1/24)	1,500	1,536,580
Wake County (GO)
5.000%, 09/01/24	4,000	4,126,224
5.000%, 02/01/26	7,000	7,377,176
Wake County (GO) Series B
5.000%, 02/01/26	4,135	4,357,803
Wake County (GO) Series C
5.000%, 03/01/25	7,530	7,828,006

TOTAL NORTH CAROLINA		56,322,174

OHIO — (2.9%)
Butler County Port Authority (RB)
¤ 6.625%, 07/01/36 (Pre-refunded @ $100, 7/1/23)	1,255	1,282,349
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	4,205	4,323,673
City of Columbus (GO) Series A
4.000%, 08/15/25	3,500	3,566,517
5.000%, 04/01/27	2,000	2,137,946
City of Columbus (GO) Series A
4.000%, 04/01/24	4,000	4,046,031

	Face Amount^	Value†
	(000)
OHIO — (Continued)
Highland Local School District/Medina County (GO) Series A
¤ 5.250%, 12/01/48 (Pre-refunded @ $100, 6/1/23)	3,030	$3,066,421
Ohio State
5.000%, 12/15/23	2,800	2,857,174
Ohio State (GO) Series
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 5/1/25)	500	520,771
Ohio State (GO) Series A
5.000%, 09/15/25	1,985	2,077,668
5.000%, 09/01/28	2,500	2,712,129
Ohio State (GO) Series B
5.000%, 09/15/23	5,000	5,080,326
5.000%, 09/01/27	9,310	10,004,907
5.000%, 09/15/27	3,700	3,978,125
Ohio State (GO) Series X
5.000%, 05/01/29	650	709,554
Upper Arlington City School District (GO) Series A
5.000%, 12/01/26	1,530	1,622,419

TOTAL OHIO		47,986,010

OKLAHOMA — (0.3%)
City of Bixby (GO) Series A
4.000%, 06/01/28	1,790	1,829,648
City of Bixby OK (GO) Series A
4.000%, 06/01/26	790	803,895
Oklahoma City Water Utilities Trust (RB)
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 07/01/26)	2,000	2,118,179

TOTAL OKLAHOMA		4,751,722

OREGON — (2.2%)
City of Portland (GO)
5.000%, 06/15/25	150	156,510
5.000%, 06/01/26	2,565	2,713,484
City of Portland Sewer System Revenue (RB) Series A
5.000%, 10/01/23	3,570	3,626,857
City of Portland Water System Revenue (RB)
5.000%, 04/01/27	1,780	1,899,003
City of Salem (GO)
5.000%, 06/01/23	875	884,371

28

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Clean Water Services and Sewer Revenue (RB)
5.000%, 10/01/26	1,425	$1,513,846
Lane & Douglas Counties
School District No. 28J Fern Ridge (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/26)	1,115	1,180,196
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
5.000%, 06/15/27	4,030	4,313,939
Multnomah County (GO) Series A
5.000%, 06/15/28	4,500	4,877,477
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY) Series B
5.000%, 06/15/23	1,605	1,622,570
Oregon State (GO)
5.000%, 05/01/26	2,945	3,109,959
5.000%, 05/01/27	670	717,000
Oregon State (GO) Series F
5.000%, 05/01/26	3,645	3,849,169
Oregon State (GO) Series G
5.000%, 12/01/22	2,050	2,053,107
Oregon State Department of Transportation (RB)
5.000%, 11/15/26	1,685	1,791,702
Portland Community College District (GO)
5.000%, 06/15/27	1,340	1,416,910
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY)
5.000%, 06/15/25	1,045	1,089,822

TOTAL OREGON		36,815,922

PENNSYLVANIA — (1.3%)
Chester County (GO) Series A
4.000%, 07/15/28	5,265	5,399,507
City of Philadelphia (GO) Series A
¤ 5.250%, 07/15/32 (Pre-refunded @ $100, 1/15/24)	4,380	4,484,467

	Face Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
County of Montgomery PA (GO)
5.000%, 07/01/28	5,925	$6,447,595
Lehigh County Authority (RB)
4.000%, 11/01/25	1,710	1,744,132
Lower Merion School District (GO) (ST AID WITHHLDG)
5.000%, 11/15/27	1,240	1,337,193
Northampton County General Purpose Authority (RB) Series A
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 11/1/23)	1,500	1,526,429
Township of Lower Merion (GO) 5.000%, 05/01/27	1,160	1,240,372

TOTAL PENNSYLVANIA		22,179,695

RHODE ISLAND — (0.1%)
Rhode State Island (GO) Series A
5.000%, 04/01/27	1,060	1,123,720

SOUTH CAROLINA — (3.6%)
Aiken County Consolidated School District (GO) (SCSDE)
5.000%, 04/01/24	3,185	3,264,450
5.000%, 04/01/25	4,850	5,047,329
5.000%, 04/01/26	3,520	3,713,961
5.000%, 04/01/27	2,800	2,994,311
Beaufort County School District (GO) (SCSDE) Series
5.000%, 03/01/25	7,650	7,949,261
Beaufort County School District (GO) (SCSDE) Series C
5.000%, 03/01/28	5,660	6,105,460
5.000%, 03/01/29	4,500	4,903,410
Clemson University (RB) Series B
5.000%, 05/01/25	750	777,688
Dorchester County (GO)
5.000%, 04/01/28	610	658,653
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/24	2,000	2,053,529
5.000%, 06/01/25	290	302,269

29

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
Lexington & Richland School District No. 5 (GO) (SCSDE)
5.000%, 03/01/24	2,750	$2,814,367
Richland County (GO) (ST AID WITHHLDG) Series
5.000%, 03/01/25	2,860	2,973,187
Richland County (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/26	1,870	1,973,740
Richland County School District No. 1 (GO) (SCSDE) Series C
5.000%, 03/01/23	1,745	1,754,863
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/25	2,380	2,471,474
Spartanburg County School District No. 2 (GO) (SCSDE)
5.000%, 03/01/23	4,395	4,421,300
State of South Carolina (GO)
5.000%, 04/01/25	1,050	1,093,217
5.000%, 04/01/29	1,130	1,241,287
State of South Carolina (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	3,000	3,048,594

TOTAL SOUTH CAROLINA		59,562,350

TENNESSEE — (4.0%)
City of Chattanooga (GO) Series
5.000%, 10/01/26	1,245	1,324,978
5.000%, 10/01/28	1,245	1,356,789
City of Knoxville Electric System Revenue (RB)
5.000%, 07/01/27	885	947,084
City of Knoxville Water System Revenue (RB) Series LL
5.000%, 03/01/23	1,265	1,272,780
City of Memphis (GO)
5.000%, 05/01/24	2,775	2,845,673
5.000%, 05/01/25	1,995	2,076,417
City of Murfreesboro (GO)
5.000%, 06/01/28	4,340	4,695,104
City of Pigeon Forge (GO) Series B
5.000%, 06/01/27	1,740	1,856,375
City of Sevierville (GO)
5.000%, 06/01/29	3,135	3,411,658

	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
Knox County (GO)
5.000%, 06/01/28	1,750	$1,893,187
Knox County (GO) Series
5.000%, 06/01/26	125	132,063
Maury County (GO)
5.000%, 04/01/23	855	861,484
5.000%, 04/01/24	650	666,033
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/26	5,000	5,255,397
Metropolitan Government of Nashville & Davidson County (GO) Series
4.000%, 01/01/26	4,000	4,079,044
Metropolitan Government of Nashville & Davidson County (GO) Series C
5.000%, 01/01/23	1,450	1,454,409
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/25)	3,035	3,168,793
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/23	2,800	2,833,817
Rutherford County (GO) Series B
5.000%, 04/01/23	4,085	4,116,484
Shelby County (GO)
5.000%, 04/01/25	5,000	5,199,889
Tennessee State
5.000%, 08/01/27	1,500	1,568,277
Tennessee State (GO)
5.000%, 09/01/27	1,900	2,047,095
Tennessee State (GO) Series A
5.000%, 11/01/25	1,500	1,575,592
Washington County (GO) Series A
4.000%, 06/01/26	1,705	1,742,487
Williamson County (GO) Series
5.000%, 04/01/27	2,370	2,533,466
5.000%, 05/01/27	3,265	3,494,035
5.000%, 04/01/28	1,150	1,244,681
5.000%, 04/01/29	2,615	2,863,036

TOTAL TENNESSEE		66,516,127

30

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (17.2%)
Alamo Community College District (GO)
5.000%, 02/15/23	1,500	$1,507,679
Alamo Heights Independent School District (GO) (PSF-GTD)
4.000%, 02/01/27	5,685	5,797,355
Alamo Heights Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/01/24	1,255	1,279,683
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	1,200	1,297,389
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	500	522,412
Austin Independent School District (GO)
5.000%, 08/01/26	2,250	2,381,592
Birdville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,395	1,482,974
City of Anna (GO)
4.000%, 02/15/28	1,350	1,377,866
5.000%, 08/15/25	3,795	3,967,350
City of Arlington (GO) Series A
5.000%, 08/15/25	1,595	1,667,437
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/25	2,205	2,296,621
City of Austin (GO)
5.000%, 09/01/23	3,500	3,552,447
5.000%, 05/01/24	1,600	1,641,929
5.000%, 09/01/25	4,500	4,703,693
5.000%, 09/01/27	3,690	3,950,108
City of Austin Electric Utility Revenue (RB) Series A
5.000%, 11/15/25	1,000	1,045,969
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/27	1,000	1,069,281
City of Bedford (GO)
5.000%, 02/01/25	2,920	3,025,217
City of Carrollton (GO)
5.000%, 08/15/25	1,225	1,279,636
5.000%, 08/15/26	1,420	1,503,825
City of Cedar Park (GO)
5.000%, 02/15/26	500	525,323
City of College Station (GO)
5.000%, 02/15/28	500	536,814

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Corpus Christi (GO) Series
5.000%, 03/01/26	1,800	$1,887,663
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/23	2,375	2,412,180
City of Denton (GO)
5.000%, 02/15/28	2,040	2,201,453
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/26	375	393,866
5.000%, 03/01/27	225	238,762
City of El Paso Water & Sewer Revenue (RB) Series
5.000%, 03/01/24	425	434,278
City of Fort Worth (GO)
5.000%, 03/01/26	2,000	2,101,908
5.000%, 03/01/27	5,160	5,486,290
5.000%, 03/01/28	5,000	5,365,756
City of Frisco (GO) Series A
5.000%, 02/15/24	1,730	1,767,878
5.000%, 02/15/25	2,000	2,074,133
City of Garland (GO) Series A
5.000%, 02/15/24	400	408,352
City of Houston
5.000%, 03/01/25	5,000	5,175,101
City of Houston (GO) Series A
5.000%, 03/01/26	7,000	7,136,078
5.000%, 03/01/27	5,000	5,289,327
City of Irving (GO)
5.000%, 09/15/27	2,020	2,163,392
City of Leander
5.000%, 08/15/24	1,100	1,132,378
5.000%, 08/15/25	1,050	1,096,546
City of Lewisville (GO)
5.000%, 02/15/27	595	632,523
5.000%, 02/15/28	745	801,345
City of Lewisville Waterworks & Sewer System Revenue (RB)
4.000%, 02/15/27	1,070	1,090,014
City of Lubbock (GO)
5.000%, 02/15/23	4,000	4,020,133
City of Midland (GO)
5.000%, 03/01/28	705	754,800
City of Pflugerville (GO)
5.000%, 08/01/26	1,115	1,177,392
City of San Angelo (GO)
3.000%, 02/15/28	1,165	1,111,735

31

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of San Antonio Electric & Gas Systems Revenue (RB) (ETM)
5.000%, 02/01/24	8,755	$8,944,439
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/24	825	842,444
5.000%, 02/01/26	2,850	2,998,169
4.000%, 02/01/27	1,500	1,534,581
City of Temple
5.000%, 08/01/27	140	149,403
5.000%, 08/01/28	350	376,502
City of Temple Utility System Revenue (RB)
5.000%, 08/01/26	1,000	1,056,679
City of Waco (GO)
5.000%, 02/01/26	2,065	2,163,917
City of Waco (GO) Series A
4.000%, 02/01/25	1,070	1,084,420
4.000%, 02/01/26	3,185	3,239,526
Clear Creek Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	3,050	3,247,356
Collin County (GO)
5.000%, 02/15/25	1,605	1,666,288
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,190	1,234,375
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	8,710	9,162,211
5.000%, 02/15/29	880	958,424
Conroe Independent School District (GO)
5.000%, 02/15/32	1,000	1,043,990
County of Collin (GO)
5.000%, 02/15/25	2,430	2,522,790
Crowley Independent School District
¤ 5.000%, 08/01/36 (Pre-refunded @ $100, 8/1/25)	1,000	1,044,022
Cypress-Fairbanks Independent School District 5.000%, 02/15/25	1,930	2,001,970
Dallas Area Rapid Transit (RB)
¤ 5.000%, 12/01/46 (Pre-refunded @ $100, 12/01/25)	1,000	1,048,962

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Dallas Independent School District (GO) (PSF-GTD) Series
¤ 4.000%, 02/15/34 (Pre-refunded @ $100, 2/15/25)	1,420	$1,439,145
Eagle Mountain & Saginaw Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	1,015	1,062,476
5.000%, 08/15/26	560	594,697
Eanes Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/27	2,280	2,438,293
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	3,035	3,127,534
5.000%, 08/15/25	1,000	1,045,415
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/27	1,000	1,072,205
Fort Bend Independent School District (GO) (PSF-GTD) Series E
5.000%, 02/15/25	1,230	1,275,592
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	2,000	2,010,124
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,150	1,192,112
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	770	820,141
4.000%, 02/15/28	2,000	2,053,369
Frisco Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/28	1,400	1,505,883
Frisco Independent School District (GO) Series A
5.000%, 02/15/28	1,075	1,155,226
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/26	230	241,523
5.000%, 02/01/27	180	191,408

32

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	2,000	$2,069,666
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	3,000	3,189,192
Goose Creek Consolidated Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/28	2,000	2,093,039
Grapevine-Colleyville Independent School District (GO) Series B
5.000%, 08/15/26	2,450	2,590,156
5.000%, 10/01/25	1,790	1,872,247
Harris County (GO) Series A
5.000%, 10/01/28	1,400	1,515,543
Harris County Flood Control District (GO) Series A
5.000%, 10/01/25	490	513,487
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	1,250	1,256,472
5.000%, 02/15/24	300	306,607
Highland Park Independent School District (GO)
5.000%, 02/15/23	3,120	3,136,602
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	330	346,608
5.000%, 02/15/27	1,000	1,062,654
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,000	1,036,172
5.000%, 02/15/26	1,155	1,213,128
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/28	150	162,575
Joshua Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/40 (Pre-refunded @ $100, 8/15/24)	2,000	2,057,180
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	375	404,676

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Lake Worth Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/29 (Pre-refunded @ $100, 2/15/25)	2,860	$2,969,257
Lone Star College System (GO) Series A
5.000%, 02/15/26	7,500	7,870,302
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,995	2,022,619
Permanent University Fund - University of Texas System (RB) Series B
5.250%, 07/01/28	2,620	2,867,676
Pflugerville Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,765	1,828,844
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,225	2,273,434
Port Neches-Groves Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,170	1,230,372
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	575	625,225
Richardson Independent School District
5.000%, 02/15/24	750	765,356
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	155	164,711
Riverhead Central School District (GO) (PSF-GTD) Series A
5.000%, 08/01/26	3,885	4,115,028
San Antonio Independent School District (GO)
5.000%, 08/15/27	1,500	1,605,566
San Antonio Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/28	1,955	2,114,482
San Marcos Consolidated Independent School District (GO) (PSF-GTD) Series A
3.250%, 08/01/28	5,445	5,318,742

33

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Spring Branch Independent School District
5.000%, 02/01/28	500	$539,576
Tarrant County (GO)
5.000%, 07/15/28	500	541,108
5.000%, 07/15/29	350	382,434
Tarrant County College District (GO)
5.000%, 08/15/24	1,750	1,801,819
5.000%, 08/15/28	1,000	1,082,122
Temple Independent School District/TX (GO)
5.000%, 02/01/28	500	538,079
Texas State (GO)
5.000%, 10/01/23	7,200	7,317,929
5.000%, 10/01/26	6,475	6,802,539
5.000%, 04/01/27	1,385	1,459,484
5.000%, 08/01/27	420	449,920
¤ 4.000%, 10/01/33 (Pre-refunded @ $100, 4/1/24)	2,000	2,020,527
Texas State
5.000%, 10/01/26	8,000	8,251,136
Travis County (GO) Series A
5.000%, 03/01/26	1,245	1,307,636
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	1,025	1,097,091
Trinity River Authority Central Regional Wastewater System Revenue
5.000%, 08/01/27	415	444,188
5.000%, 08/01/28	575	618,538
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/27	700	742,655
University of Texas System (RB) Series J
5.000%, 08/15/25	12,500	13,071,084
5.000%, 08/15/26	3,895	4,124,928
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	250	267,594

TOTAL TEXAS		283,769,499

UTAH — (1.9%)
City of American Fork (GO)
5.000%, 05/01/26	1,165	1,226,318

	Face Amount^	Value†
	(000)
UTAH — (Continued)
City of Salt Lake City UT Public Utilities Revenue (RB)
5.000%, 02/01/29	1,400	$1,521,673
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/23	1,000	1,010,710
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/25	650	680,787
Murray City School District (GO) (SCH BD GTY)
5.000%, 02/01/25	1,815	1,881,198
5.000%, 02/01/26	1,635	1,718,972
Nebo School District (GO) (SCH BD GTY)
5.000%, 07/01/25	4,170	4,351,659
Ogden City School District (GO) (SCH BD GTY)
5.000%, 06/15/26	2,520	2,665,520
Salt Lake City Corp.
5.000%, 06/15/23	2,000	2,023,126
Tooele County School District (GO) (SCH BD GTY)
5.000%, 06/01/27	1,175	1,256,673
5.000%, 06/01/28	1,890	2,044,642
Utah State (GO)
5.000%, 07/01/25	7,650	8,001,181
5.000%, 07/01/26	2,025	2,150,411
Utah State (GO) Series
5.000%, 07/01/27	1,000	1,076,865

TOTAL UTAH		31,609,735

VERMONT — (0.1%)
Vermont State (GO)
5.000%, 08/15/27	1,270	1,365,772

VIRGINIA — (3.4%)
Arlington County (GO)
5.000%, 08/15/27	7,820	8,395,376
City of Lynchburg (GO)
5.000%, 02/01/26	1,930	2,021,845
City of Newport News Water Revenue (RB)
5.000%, 07/15/23	2,035	2,060,648
City of Roanoke (GO)
5.000%, 04/01/27	205	217,840
5.000%, 04/01/28	730	784,485
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
5.000%, 09/01/25	3,845	4,028,594

34

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/24	2,315	$2,383,299
5.000%, 09/15/24	3,000	3,096,536
Fairfax County (GO) (ST AID WITHHLDG) Series
4.000%, 10/01/27	3,750	3,865,432
Fairfax County (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/26	5,535	5,888,470
Fairfax County Water Authority (RB)
5.000%, 04/01/24	1,525	1,562,402
5.000%, 04/01/25	1,455	1,514,886
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/26	1,165	1,241,316
5.000%, 12/01/28	4,795	5,238,412
5.000%, 12/01/29	7,050	7,787,776
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/25	3,850	3,987,972
5.000%, 01/01/26	1,265	1,329,615
Virginia Public Building Authority (RB) Series C
5.000%, 08/01/23	600	607,835

TOTAL VIRGINIA		56,012,739

WASHINGTON — (6.8%)
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue (RB)
¤ 5.000%, 11/01/36 (Pre-refunded @ $100, 11/01/25)	420	440,675
City of Bellevue (GO)
5.000%, 12/01/28	1,165	1,270,721
City of Seattle (GO) Series A
5.000%, 12/01/22	3,955	3,960,963
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 04/01/24	3,000	3,071,486
City of Seattle WA Municipal Light & Power Revenue (RB)
5.000%, 07/01/28	6,170	6,664,517
City of Seattle Water System Revenue
5.000%, 05/01/24	1,340	1,375,116
5.000%, 09/01/29	3,945	4,326,275

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
City of Seattle Water System Revenue (RB)
5.000%, 08/01/25	3,770	$3,940,000
City of Spokane (GO)
5.000%, 12/01/25	1,190	1,248,265
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/24	2,500	2,586,720
County of Snohomish (GO)
5.000%, 12/01/27	1,500	1,611,908
Energy Northwest (RB)
5.000%, 07/01/23	2,000	2,024,287
5.000%, 07/01/26	1,310	1,379,535
Energy Northwest (RB) Series A
5.000%, 07/01/28	5,735	6,179,347
King County (GO) Series A
4.000%, 01/01/25	1,500	1,522,676
5.000%, 12/01/25	1,830	1,921,243
5.000%, 01/01/28	2,555	2,750,738
King County (GO) Series B
5.000%, 06/01/26	1,340	1,415,249
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/24	2,280	2,361,092
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/23	2,175	2,217,489
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
5.000%, 12/01/22	925	926,387
King County Sewer Revenue (RB)
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/25)	1,110	1,150,721
North Thurston Public Schools (GO) (SCH BD GTY)
5.000%, 12/01/22	2,080	2,083,136
Pierce County School District No. 10 Tacoma (GO)
5.000%, 12/01/25	7,000	7,353,213
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	1,000	1,049,261

35

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
4.000%, 12/01/26	165	$169,047
Snohomish County School District No. 201 Snohomish (GO)
5.000%, 12/01/29	3,015	3,306,599
Spokane County (GO)
5.000%, 12/01/26	3,850	4,094,635
State of Washington (GO)
5.000%, 02/01/34	2,435	2,532,630
Washington State
5.000%, 06/01/26	2,350	2,484,409
Washington State (GO)
4.000%, 07/01/27	2,320	2,385,416
5.000%, 08/01/27	6,500	6,971,904
Washington State (GO) Series 2017-A
5.000%, 08/01/26	1,505	1,594,655
Washington State (GO) Series A-1
5.000%, 08/01/26	1,570	1,639,955
Washington State (GO) Series B
5.000%, 07/01/25	940	980,949
Washington State (GO) Series C
5.000%, 02/01/25	6,930	7,187,332
5.000%, 02/01/26	3,000	3,156,914
Washington State (GO) Series R-2018C
5.000%, 08/01/27	4,850	5,202,113
Washington State (GO) Series R-2022D GROUP 1
4.000%, 07/01/27	2,500	2,570,491
Whatcom County School District No. 501 Bellingham (GO) (SCH BD GTY)
5.000%, 12/01/22	3,950	3,955,793

TOTAL WASHINGTON		113,063,862

WEST VIRGINIA — (0.0%)
West Virginia State (GO) Series A
5.000%, 12/01/24	495	512,100

	Face Amount^	Value†
	(000)
WISCONSIN — (2.6%)
City of Madison (GO) Series A
5.000%, 10/01/23	1,840	$1,870,138
City of Madison (GO) Series C
5.000%, 10/01/23	845	858,840
City of Oshkosh (GO) Series B
3.000%, 12/01/23	650	645,129
Germantown School District (GO) Series A
5.000%, 04/01/27	2,200	2,352,673
Janesville School District (GO) (ETM)
3.000%, 03/01/24	225	223,931
Janesville School District (GO)
3.000%, 03/01/24	1,020	1,017,521
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/27	895	957,792
Wisconsin State
5.000%, 11/01/24	4,960	5,129,824
Wisconsin State (GO)
5.000%, 05/01/26	4,000	4,230,833
5.000%, 11/01/26	4,230	4,505,404
5.000%, 05/01/28	2,020	2,192,755
Wisconsin State (GO) Series 1
5.000%, 11/01/24	4,040	4,178,324
5.000%, 05/01/26	5,000	5,288,542
Wisconsin State (GO) Series A
5.000%, 05/01/25	8,750	9,119,905

TOTAL WISCONSIN		42,571,611

TOTAL MUNICIPAL BONDS Cost ($1,721,405,487)		1,651,281,489

TOTAL INVESTMENTS — (100.0%) (Cost $1,721,405,487)		$1,651,281,489

36

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

As of October 31, 2022, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.272%	Fixed	CPI	Maturity	USD	15,000,000	11/15/26	—	—	$509,119	$509,119
Bank of America Corp.	3.270%	Fixed	CPI	Maturity	USD	25,000,000	08/12/24	—	—	23,920	23,920
Bank of America Corp.	3.232%	Fixed	CPI	Maturity	USD	17,000,000	12/01/25	—	—	690,508	690,508
Bank of America Corp.	3.185%	Fixed	CPI	Maturity	USD	48,000,000	08/05/25	—	—	34,585	34,585
Bank of America Corp.	3.150%	Fixed	CPI	Maturity	USD	20,000,000	11/23/27	—	—	695,296	695,296
Bank of America Corp.	3.063%	Fixed	CPI	Maturity	USD	9,000,000	11/08/26	—	—	398,159	398,159
Bank of America Corp.	3.050%	Fixed	CPI	Maturity	USD	16,000,000	02/15/26	—	—	513,201	513,201
Bank of America Corp.	3.042%	Fixed	CPI	Maturity	USD	11,000,000	02/11/25	—	—	392,392	392,392
Bank of America Corp.	3.037%	Fixed	CPI	Maturity	USD	23,000,000	05/12/29	—	—	189,321	189,321
Bank of America Corp.	3.015%	Fixed	CPI	Maturity	USD	14,000,000	01/11/26	—	—	544,353	544,353
Bank of America Corp.	2.975%	Fixed	CPI	Maturity	USD	8,000,000	10/25/29	—	—	308,051	308,051
Bank of America Corp.	2.966%	Fixed	CPI	Maturity	USD	31,000,000	12/13/26	—	—	1,386,766	1,386,766
Bank of America Corp.	2.956%	Fixed	CPI	Maturity	USD	17,000,000	01/14/27	—	—	643,154	643,154
Bank of America Corp.	2.955%	Fixed	CPI	Maturity	USD	8,000,000	11/02/28	—	—	346,607	346,607
Bank of America Corp.	2.929%	Fixed	CPI	Maturity	USD	23,000,000	02/02/27	—	—	824,021	824,021
Bank of America Corp.	2.920%	Fixed	CPI	Maturity	USD	19,000,000	12/30/26	—	—	806,079	806,079
Bank of America Corp.	2.909%	Fixed	CPI	Maturity	USD	23,000,000	12/03/26	—	—	1,151,188	1,151,188
Bank of America Corp.	2.874%	Fixed	CPI	Maturity	USD	18,000,000	10/14/26	—	—	965,418	965,418
Bank of America Corp.	2.860%	Fixed	CPI	Maturity	USD	9,000,000	12/17/26	—	—	438,286	438,286
Bank of America Corp.	2.850%	Fixed	CPI	Maturity	USD	10,000,000	05/03/23	—	—	830,510	830,510
Bank of America Corp.	2.837%	Fixed	CPI	Maturity	USD	8,000,000	09/21/24	—	—	473,569	473,569
Bank of America Corp.	2.826%	Fixed	CPI	Maturity	USD	13,000,000	01/25/27	—	—	546,186	546,186
Bank of America Corp.	2.817%	Fixed	CPI	Maturity	USD	10,000,000	05/19/26	—	—	796,634	796,634
Bank of America Corp.	2.762%	Fixed	CPI	Maturity	USD	22,000,000	07/06/29	—	—	377,801	377,801
Bank of America Corp.	2.746%	Fixed	CPI	Maturity	USD	12,000,000	08/13/26	—	—	818,426	818,426
Bank of America Corp.	2.736%	Fixed	CPI	Maturity	USD	12,000,000	07/29/26	—	—	867,032	867,032
Bank of America Corp.	2.717%	Fixed	CPI	Maturity	USD	8,000,000	05/25/26	—	—	672,877	672,877
Bank of America Corp.	2.679%	Fixed	CPI	Maturity	USD	13,000,000	07/19/26	—	—	999,005	999,005
Bank of America Corp.	2.627%	Fixed	CPI	Maturity	USD	10,000,000	04/14/24	—	—	898,390	898,390

37

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.555%	Fixed	CPI	Maturity	USD	9,000,000	03/25/23	—	—	$829,515	$829,515
Bank of America Corp.	2.554%	Fixed	CPI	Maturity	USD	10,000,000	06/10/29	—	—	904,345	904,345
Bank of America Corp.	2.545%	Fixed	CPI	Maturity	USD	8,000,000	07/01/28	—	—	700,843	700,843
Bank of America Corp.	2.515%	Fixed	CPI	Maturity	USD	12,000,000	03/12/23	—	—	1,116,456	1,116,456
Bank of America Corp.	2.498%	Fixed	CPI	Maturity	USD	10,000,000	06/24/29	—	—	922,626	922,626
Bank of America Corp.	2.490%	Fixed	CPI	Maturity	USD	17,000,000	06/30/31	—	—	1,575,643	1,575,643
Bank of America Corp.	2.489%	Fixed	CPI	Maturity	USD	9,000,000	06/16/31	—	—	855,265	855,265
Bank of America Corp.	2.373%	Fixed	CPI	Maturity	USD	18,000,000	07/13/26	—	—	1,679,194	1,679,194
Bank of America Corp.	2.350%	Fixed	CPI	Maturity	USD	14,000,000	09/20/26	—	—	1,332,722	1,332,722
Bank of America Corp.	2.349%	Fixed	CPI	Maturity	USD	14,000,000	08/13/27	—	—	1,355,830	1,355,830
Bank of America Corp.	2.244%	Fixed	CPI	Maturity	USD	15,000,000	11/01/27	—	—	1,633,236	1,633,236
Bank of America Corp.	2.195%	Fixed	CPI	Maturity	USD	15,000,000	01/09/24	—	—	1,493,791	1,493,791
Bank of America Corp.	2.193%	Fixed	CPI	Maturity	USD	14,000,000	03/29/25	—	—	1,453,897	1,453,897
Bank of America Corp.	2.187%	Fixed	CPI	Maturity	USD	20,000,000	11/20/25	—	—	2,120,513	2,120,513
Bank of America Corp.	2.177%	Fixed	CPI	Maturity	USD	11,000,000	09/20/27	—	—	1,361,390	1,361,390
Bank of America Corp.	2.149%	Fixed	CPI	Maturity	USD	14,000,000	08/10/27	—	—	1,744,310	1,744,310
Bank of America Corp.	2.064%	Fixed	CPI	Maturity	USD	13,000,000	10/24/24	—	—	1,532,335	1,532,335
Bank of America Corp.	2.029%	Fixed	CPI	Maturity	USD	15,000,000	05/24/25	—	—	1,826,114	1,826,114
Bank of America Corp.	2.004%	Fixed	CPI	Maturity	USD	14,000,000	06/13/25	—	—	1,743,705	1,743,705
Bank of America Corp.	1.971%	Fixed	CPI	Maturity	USD	25,000,000	02/21/25	—	—	2,933,018	2,933,018
Bank of America Corp.	1.873%	Fixed	CPI	Maturity	USD	12,000,000	12/16/22	—	—	1,255,581	1,255,581
Bank of America Corp.	1.715%	Fixed	CPI	Maturity	USD	11,000,000	09/28/23	—	—	1,499,180	1,499,180
Bank of America Corp.	1.033%	Fixed	CPI	Maturity	USD	11,000,000	06/09/23	—	—	1,511,977	1,511,977
Bank of America Corp.	0.022%	Fixed	CPI	Maturity	USD	16,000,000	02/14/24	—	—	1,597,748	1,597,748
Citibank, N.A.	3.300%	Fixed	CPI	Maturity	USD	32,000,000	08/17/23	—	—	42,483	42,483
Citibank, N.A.	2.855%	Fixed	CPI	Maturity	USD	10,000,000	09/09/24	—	—	601,038	601,038
Citibank, N.A.	2.805%	Fixed	CPI	Maturity	USD	20,000,000	08/23/23	—	—	1,301,645	1,301,645
Citibank, N.A.	2.780%	Fixed	CPI	Maturity	USD	31,000,000	09/21/23	—	—	73,327	73,327
Citibank, N.A.	2.582%	Fixed	CPI	Maturity	USD	7,000,000	03/29/23	—	—	638,795	638,795
Citibank, N.A.	2.390%	Fixed	CPI	Maturity	USD	40,000,000	09/28/23	—	—	258,688	258,688
Citibank, N.A.	2.368%	Fixed	CPI	Maturity	USD	10,000,000	05/04/28	—	—	975,067	975,067
Citibank, N.A.	2.270%	Fixed	CPI	Maturity	USD	10,000,000	02/22/23	—	—	981,209	981,209
Citibank, N.A.	2.235%	Fixed	CPI	Maturity	USD	11,000,000	02/01/23	—	—	1,095,083	1,095,083
Citibank, N.A.	2.171%	Fixed	CPI	Maturity	USD	11,000,000	04/07/24	—	—	1,097,344	1,097,344
Citibank, N.A.	2.148%	Fixed	CPI	Maturity	USD	19,000,000	01/04/24	—	—	1,935,380	1,935,380

38

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	2.141%	Fixed	CPI	Maturity	USD	17,000,000	04/16/28	—	—	$2,110,412	$2,110,412
Citibank, N.A.	2.114%	Fixed	CPI	Maturity	USD	14,000,000	12/19/23	—	—	1,483,278	1,483,278
Citibank, N.A.	2.113%	Fixed	CPI	Maturity	USD	11,000,000	05/02/24	—	—	1,152,553	1,152,553
Citibank, N.A.	2.113%	Fixed	CPI	Maturity	USD	27,000,000	12/21/24	—	—	2,975,071	2,975,071
Citibank, N.A.	2.103%	Fixed	CPI	Maturity	USD	11,000,000	11/21/26	—	—	1,350,479	1,350,479
Citibank, N.A.	2.100%	Fixed	CPI	Maturity	USD	18,000,000	12/11/25	—	—	2,101,275	2,101,275
Citibank, N.A.	2.088%	Fixed	CPI	Maturity	USD	23,000,000	12/29/22	—	—	2,280,407	2,280,407
Citibank, N.A.	2.030%	Fixed	CPI	Maturity	USD	20,000,000	01/05/23	—	—	2,066,456	2,066,456
Citibank, N.A.	2.005%	Fixed	CPI	Maturity	USD	12,000,000	11/09/25	—	—	1,561,942	1,561,942
Citibank, N.A.	1.995%	Fixed	CPI	Maturity	USD	19,000,000	01/04/23	—	—	1,584,460	1,584,460
Citibank, N.A.	1.986%	Fixed	CPI	Maturity	USD	20,000,000	07/24/23	—	—	2,235,157	2,235,157
Citibank, N.A.	1.838%	Fixed	CPI	Maturity	USD	10,000,000	12/11/22	—	—	1,047,120	1,047,120
Citibank, N.A.	1.789%	Fixed	CPI	Maturity	USD	21,000,000	03/31/24	—	—	2,897,011	2,897,011
Citibank, N.A.	1.752%	Fixed	CPI	Maturity	USD	17,000,000	05/20/23	—	—	2,301,303	2,301,303
Citibank, N.A.	1.678%	Fixed	CPI	Maturity	USD	15,000,000	06/17/23	—	—	1,716,975	1,716,975
Citibank, N.A.	1.675%	Fixed	CPI	Maturity	USD	20,000,000	09/03/24	—	—	2,537,585	2,537,585
Citibank, N.A.	1.625%	Fixed	CPI	Maturity	USD	11,000,000	11/13/22	—	—	1,176,832	1,176,832
Citibank, N.A.	1.558%	Fixed	CPI	Maturity	USD	7,000,000	07/17/25	—	—	1,076,730	1,076,730
Citibank, N.A.	0.680%	Fixed	CPI	Maturity	USD	25,000,000	05/22/23	—	—	3,574,239	3,574,239
Intercontinental Exchange, Inc.	2.375%	Fixed	CPI	Maturity	USD	27,000,000	10/04/23	—	—	188,941	188,941
Morgan Stanley and Co. International	3.550%	Fixed	CPI	Maturity	USD	10,000,000	03/04/26	—	—	110,650	110,650
Morgan Stanley and Co. International	3.170%	Fixed	CPI	Maturity	USD	22,000,000	04/11/29	—	—	120,310	120,310
Morgan Stanley and Co. International	3.090%	Fixed	CPI	Maturity	USD	11,000,000	02/25/27	—	—	279,671	279,671
Morgan Stanley and Co. International	2.847%	Fixed	CPI	Maturity	USD	51,000,000	07/18/26	—	—	727,921	727,921

Total Appreciation										$100,776,925	$100,776,925
Bank of America Corp.	3.684%	Fixed	CPI	Maturity	USD	43,000,000	04/22/26	—	—	(68,677)	(68,677)
Bank of America Corp.	3.595%	Fixed	CPI	Maturity	USD	27,000,000	03/15/27	—	—	(24,233)	(24,233)
Bank of America Corp.	3.595%	Fixed	CPI	Maturity	USD	16,000,000	03/21/27	—	—	(26,676)	(26,676)
Bank of America Corp.	3.462%	Fixed	CPI	Maturity	USD	23,000,000	05/09/27	—	—	(85,631)	(85,631)
Bank of America Corp.	3.342%	Fixed	CPI	Maturity	USD	24,000,000	03/10/29	—	—	(22,814)	(22,814)
Citibank, N.A	3.700%	Fixed	CPI	Maturity	USD	36,000,000	04/21/26	—	—	(73,379)	(73,379)
Morgan Stanley and Co. International	3.495%	Fixed	CPI	Maturity	USD	32,000,000	04/28/27	—	—	(90,428)	(90,428)
Morgan Stanley and Co. International	3.267%	Fixed	CPI	Maturity	USD	43,000,000	05/31/27	—	—	(40,701)	(40,701)

Total (Depreciation)										$(432,539)	$(432,539)

Total Appreciation (Depreciation)										$100,344,386	$100,344,386

*	As of October 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $55,756,736 in connection with open inflation swap contracts.

39

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,651,281,489	—	$1,651,281,489
Swap Agreements**	—	100,344,386	—	100,344,386

TOTAL	—	$1,751,625,875	—	$1,751,625,875

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

40

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Alameda County Joint Powers Authority
5.000%, 12/01/30	1,585	$1,611,721
Albany Unified School District (GO)
5.000%, 08/01/25	230	240,618
Alhambra Unified School District (GO) Series B
5.000%, 08/01/23	100	101,395
Antelope Valley Community College District (GO) Series A
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	2,285	2,356,013
Bay Area Toll Authority (RB) Series S-4
¤ 5.250%, 04/01/53 (Pre-refunded @ $100, 4/1/23)	250	252,296
Berkeley Unified School District (GO)
5.000%, 08/01/27	790	851,673
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	695	749,257
Berryessa Union School District (GO) Series B
5.000%, 08/01/23	100	101,395
Burbank Unified School District (GO)
5.000%, 08/01/24	565	582,559
Cajon Valley Union School District (GO)
5.000%, 08/01/24	340	350,449
California Health Facilities Financing Authority (RB)
5.000%, 02/01/34	1,000	1,032,197
¤ 5.000%, 08/15/52 (Pre-refunded @ $100, 8/15/23)	1,000	1,015,139
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/26	700	739,177
5.000%, 11/15/29	1,185	1,243,149

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 01/01/28)	100	$108,351
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/30	200	206,790
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/24	775	804,308
California State Department of Water Resources (RB) Series AX
5.000%, 12/01/25	1,060	1,117,945
California State Department of Water Resources (RB) Series BB
5.000%, 12/01/25	1,890	1,993,316
California State Public Works Board (RB)
5.000%, 11/01/28	1,000	1,085,773
California State Public Works Board (RB) Series
5.000%, 12/01/26	2,480	2,602,369
California State Public Works Board (RB) Series A
5.000%, 08/01/27	2,000	2,147,019
5.000%, 02/01/28	835	899,008
California State Public Works Board (RB) Series C
5.000%, 11/01/25	1,380	1,447,128
California State Public Works Board (RB) Series D
5.000%, 11/01/26	1,100	1,169,496
California State Public Works Board (RB) Series D-CA AIR RES BR
5.000%, 05/01/28	1,000	1,079,779
California State University (RB) Series A
5.000%, 11/01/23	375	382,015
5.000%, 11/01/24	810	838,051
5.000%, 11/01/25	305	320,459
3.250%, 11/01/28	2,500	2,487,961
3.375%, 11/01/29	3,500	3,500,706

41

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California Statewide Communities Development Authority (RB) Series A
5.000%, 03/01/27	600	$618,776
Carlsbad Unified School District (GO)
5.000%, 08/01/26	310	328,467
Carlsbad Unified School District (COP)
4.000%, 10/01/27	100	102,344
4.000%, 10/01/28	75	76,902
4.000%, 10/01/29	55	56,596
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/34	1,000	1,000,356
Chino Valley Unified School District (GO)
4.000%, 08/01/27	350	361,057
City & County of San Francisco (COP)
5.000%, 04/01/25	410	426,294
5.000%, 04/01/26	330	348,075
City & County of San Francisco (GO) Series A
5.000%, 06/15/24	800	823,682
City of Grover Beach (GO)
5.000%, 09/01/26	345	364,691
5.000%, 09/01/27	445	476,163
City of Long Beach CA Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/29	200	218,757
City of Los Angeles (RN)
4.000%, 06/29/23	2,000	2,010,859
City of Los Angeles Department of Airports (RB)
5.000%, 05/15/25	750	781,787
City of Pacifica (COP)
5.000%, 01/01/24	250	255,153
City of Pittsburg Water Revenue (RB) Series A
5.000%, 08/01/24	275	282,837
City of Rancho Cordova (ST)
5.000%, 09/01/26	205	214,747
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/37	1,000	1,051,025
City of San Francisco Public Utilities Commission Water Revenue (RB)
4.000%, 11/01/30	2,515	2,563,208
5.000%, 11/01/35	560	587,616

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
City of San Francisco Public Utilities Commission Water Revenue (RB) Series D
5.000%, 11/01/25	250	$263,184
5.000%, 11/01/26	185	197,474
City of San Mateo (ST)
5.000%, 09/01/29	400	424,623
Conejo Valley Unified School District (GO) Series B
4.000%, 08/01/27	525	536,712
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/24	2,750	2,817,262
5.000%, 03/01/32	575	594,899
County of Riverside CA
3.700%, 10/19/23	250	250,557
Culver City Unified School District (GO) Series C
8.000%, 08/01/23	460	476,346
Davis Joint Unified School District (COP)
4.000%, 08/01/27	1,625	1,648,375
Desert Community College District (GO)
5.000%, 08/01/28	2,000	2,145,289
Desert Sands Unified School District (GO) Series A
5.000%, 06/01/23	375	379,146
Dublin Unified School District (GO) Series A-2
5.000%, 08/01/24	990	1,019,915
East Bay Municipal Utility District Wastewater System Revenue (RB) Series B
5.000%, 06/01/27	100	107,434
5.000%, 06/01/28	125	136,156
East Bay Municipal Utility District Water System Revenue (RB) Series B
5.000%, 06/01/25	1,785	1,865,474
East Side Union High School District (GO)
5.000%, 08/01/27	265	285,446
5.000%, 08/01/28	300	327,443
East Side Union High School District (GO) Series B
5.000%, 08/01/33	975	1,016,597
El Monte Union High School District (GO)
5.000%, 06/01/24	260	267,364
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	400	410,897

42

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Emery Unified School District (GO)
5.000%, 08/01/27	600	$641,385
Evergreen School District (GO)
3.000%, 08/01/25	745	735,351
Fairfield-Suisun Unified School District (GO)
5.000%, 08/01/26	695	737,662
Foothill-De Anza Community College District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 08/01/24)	525	541,316
Fremont Unified School District/Alameda County (GO)
5.000%, 08/01/27	1,675	1,804,233
Fremont Union High School District (GO)
¤ 4.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	2,500	2,516,201
Fremont Union High School District (GO) Series A
2.000%, 08/01/23	770	761,337
Fresno Unified School District (GO)
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/24)	2,000	2,062,156
Fresno Unified School District (GO) Series A
4.000%, 08/01/28	1,000	1,025,059
Gilroy School Facilities Financing Authority (RB) Series A
¤ 4.000%, 08/01/47 (Pre-refunded @ $100, 8/1/23)	590	593,823
Golden State Tobacco Securitization Corp.
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	5,000	5,217,839
Grossmont Healthcare District (GO) Series C
5.000%, 07/15/23	1,000	1,012,743
Indio Finance Authority (RB)
5.000%, 11/01/28	265	282,253

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Inglewood Unified School District (GO) (AGM) Series A
4.000%, 08/01/24	555	$559,130
Kern High School District (GO) Series E
4.000%, 08/01/24	200	202,471
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/24	750	758,630
4.000%, 08/01/25	390	397,223
4.000%, 08/01/26	330	337,617
Lodi Unified School District (GO)
5.000%, 08/01/27	600	645,471
5.000%, 08/01/28	500	544,643
Long Beach Community College District (GO) Series D
4.000%, 08/01/24	500	506,603
4.000%, 08/01/25	530	540,795
Los Alamitos Unified School District (GO)
3.000%, 08/01/37	1,175	980,574
Los Angeles Community College District (GO) Series A
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 08/01/24)	155	159,871
Los Angeles Community College District (GO) Series C
5.000%, 06/01/26	580	616,399
Los Angeles Community College District (GO) Series C-1
5.000%, 08/01/24	1,110	1,146,219
Los Angeles County Metropolitan Transportation Authority (RB)
5.000%, 07/01/25	1,910	1,998,677
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/24	600	617,918
5.000%, 07/01/25	970	1,014,529
5.000%, 07/01/27	815	876,182
Los Angeles County Public Works Financing Authority (RB)
5.000%, 12/01/28	1,270	1,332,407

43

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/24	270	$279,493
5.000%, 12/01/25	195	204,898
Los Angeles County Public Works Financing Authority (RB) Series G
5.000%, 12/01/28	625	682,796
Los Angeles Department of Water & Power (RB)
4.000%, 07/01/26	1,000	1,023,728
5.000%, 07/01/27	1,825	1,962,821
5.000%, 07/01/28	515	560,980
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/31	1,250	1,347,785
Los Angeles Department of Water & Power Power System Revenue (RB) Series
5.000%, 07/01/30	750	789,260
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/23	785	794,896
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/24	1,000	1,030,028
5.000%, 07/01/26	500	530,610
Los Angeles Department of Water & Power Power System Revenue (RB) Series D
5.000%, 07/01/27	1,000	1,075,518
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/24	250	257,630
5.000%, 07/01/25	50	52,334
5.000%, 07/01/26	1,015	1,070,327
5.000%, 07/01/33	1,405	1,472,541
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
5.000%, 07/01/27	1,330	1,432,828
5.000%, 07/01/29	350	373,397

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power Water System Revenue (RB) Series C
5.000%, 07/01/26	345	$366,121
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/24	455	469,037
5.000%, 07/01/25	2,205	2,307,373
5.000%, 07/01/26	2,575	2,733,558
5.000%, 07/01/27	1,060	1,139,099
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	280	300,894
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/27	2,300	2,471,630
Los Angeles Unified School District (COP) Series A
5.000%, 10/01/27	1,050	1,124,647
Los Rios Community College District (GO)
5.000%, 08/01/28	660	720,736
Metropolitan Water District of Southern California (RB) Series A
5.000%, 10/01/28	1,000	1,097,107
Metropolitan Water District of Southern California (RB) Series B
3.000%, 07/01/28	2,205	2,160,711
Millbrae Public Financing Authority (RB)
5.000%, 12/01/25	390	408,279
5.000%, 12/01/26	265	281,007
5.000%, 12/01/27	385	413,165
Montebello Unified School District (GO) Series
5.000%, 08/01/23	130	131,538
Montebello Unified School District (GO) (BAM) Series A
5.000%, 08/01/28	660	708,199
Morongo Unified School District (GO) Series A
5.000%, 08/01/25	20	20,843
5.000%, 08/01/26	280	295,668
5.000%, 08/01/27	130	138,967
Mount Diablo Unified School District (GO) Series B
5.000%, 08/01/27	250	268,605
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	130	128,516

44

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Municipal Improvement Corp. of Los Angeles (RB)
5.000%, 11/01/27	1,785	$1,897,980
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/22	1,100	1,100,000
5.000%, 11/01/23	760	773,841
5.000%, 11/01/24	505	522,687
Murrieta Valley Unified School District (GO) (AGM)
5.000%, 09/01/24	265	273,171
New Haven Unified School District (GO)
5.000%, 08/01/26	175	184,792
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/27	150	161,046
5.000%, 12/01/28	175	189,479
Northern California Transmission Agency (RB) Series
5.000%, 05/01/24	280	286,925
Northern Humboldt Union High School District (GO)
4.000%, 08/01/25	120	122,096
Oakdale Joint Unified School District (GO)
4.000%, 08/01/23	400	402,651
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/25	1,075	1,123,763
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/28	300	316,937
Oakland Unified School District/Alameda County (GO) Series
5.000%, 08/01/28	1,000	1,042,065
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/25	200	208,163
Orange County Sanitation District (RB) Series A
5.000%, 02/01/25	3,015	3,133,601
5.000%, 02/01/26	2,000	2,110,926
5.000%, 02/01/33	860	903,151
Pacific Grove Unified School District (GO)
3.000%, 08/01/26	210	205,646

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Palm Springs Financing Authority (RB)
5.000%, 11/01/25	275	$287,577
Palomar Community College District (GO)
5.000%, 05/01/23	200	201,849
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/01/25)	580	605,228
Pasadena Unified School District (GO)
5.000%, 08/01/26	545	575,496
Pasadena Unified School District (GO) Series B
5.000%, 08/01/26	1,000	1,055,957
Peralta Community College District (GO)
5.000%, 08/01/29	1,930	1,981,691
Peralta Community College District (GO) Series A
5.000%, 08/01/25	700	719,829
Placentia-Yorba Linda Unified School District (GO)
5.000%, 08/01/23	205	207,875
Pomona Unified School District (GO)
5.000%, 08/01/29	350	385,263
Redondo Beach Unified School District (GO) (AGM) Series A
5.000%, 08/01/23	255	258,462
Reed Union School District (GO)
4.000%, 08/01/26	250	257,396
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.000%, 05/15/25 (Pre-refunded @ $100, 5/15/23)	530	535,020
¤ 5.250%, 05/15/27 (Pre-refunded @ $100, 5/15/23)	260	262,805
Rio Elementary School District Community Facilities District (ST)
¤ 5.000%, 09/01/28 (Pre-refunded @ $100, 9/1/24)	1,000	1,031,556
Ross Valley Public Financing Authority (RB)
5.000%, 01/01/25	410	423,825

45

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Sacramento City Unified School District (GO) (AGM)
4.000%, 07/01/28	615	$622,588
Sacramento City Unified School District (GO)
5.000%, 07/01/28	500	538,474
Sacramento Municipal Utility District (RB) Series I
5.000%, 08/15/26	1,050	1,118,528
San Diego Association of Governments (RB)
5.000%, 11/15/25	550	568,513
San Diego Community College District (GO)
5.000%, 08/01/23	500	506,789
5.000%, 08/01/26	1,725	1,836,533
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 08/01/23)	1,500	1,521,593
San Diego County Regional Transportation Commission (RB) Series A
¤ 5.000%, 04/01/44 (Pre-refunded @ $100, 4/1/24)	675	692,215
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	965,328
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	170	179,984
5.000%, 05/01/27	115	123,365
San Diego Unified School District
5.000%, 07/01/24	1,500	1,545,535
5.250%, 07/01/27	475	517,152
San Diego Unified School District (GO) Series N-2
5.000%, 07/01/23	900	911,583
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	240	255,205
San Francisco City & County Airport Comm-San Francisco International Airport (RB)
5.000%, 05/01/28	530	570,631
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series B
5.000%, 10/01/29	2,000	2,212,099

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Community College District (GO)
5.000%, 06/15/24	1,360	$1,396,135
San Francisco Unified School District (GO)
4.000%, 06/15/28	1,500	1,544,782
5.000%, 06/15/28	1,850	2,009,134
San Francisco Unified School District (GO) Series A
5.000%, 06/15/25	710	740,816
5.000%, 06/15/26	880	931,433
San Francisco Unified School District (GO) Series C
5.000%, 06/15/28	1,160	1,259,781
San Francisco Unified School District (RB)
5.000%, 08/15/28	750	818,998
San Gabriel Unified School District (GO) Series A
5.000%, 08/01/25	240	250,116
San Luis Obispo County Community College District (GO) Series C
4.000%, 08/01/23	2,000	2,012,223
San Luis Obispo County Financing Authority
5.000%, 11/15/24	250	258,741
5.000%, 11/15/25	560	588,184
San Mateo Foster City Public Financing Authority (RB) Series B
5.000%, 08/01/25	800	837,362
San Mateo Joint Powers Financing Authority (RB) Series A
5.000%, 07/15/26	1,000	1,058,935
San Mateo Union High School District (GO) Series C
4.000%, 09/01/26	320	329,184
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	150	164,307
San Rafael City High School District (GO) Series B
5.000%, 08/01/27	145	156,320

46

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Santa Ana College Improvement District #1 Rancho Santiago Community College Dist (GO) Series A
¤ 5.000%, 08/01/39 (Pre-refunded @ $100, 8/1/24)	670	$690,822
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	1,000	1,042,519
5.000%, 05/01/26	3,000	3,174,143
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 06/01/26	420	446,505
Santa County Clara (GO) Series C
5.000%, 08/01/26	1,150	1,224,355
Santa Cruz City Elementary School District (GO) Series C
3.000%, 08/01/25	1,150	1,133,447
Santa Monica Community College District (GO) Series B
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/24)	500	515,711
Santee School District (GO)
5.000%, 08/01/24	290	299,013
Scotts Valley Unified School District (GO) Series B
4.000%, 08/01/24	150	151,955
4.000%, 08/01/25	310	316,396
5.000%, 08/01/26	250	265,346
Silicon Valley Clean Water (RB)
¤ 5.000%, 02/01/39 (Pre-refunded @ $100, 2/1/24)	595	608,462
¤ 5.000%, 02/01/44 (Pre-refunded @ $100, 2/1/24)	1,455	1,487,919
Simi Valley Unified School District (GO)
5.000%, 08/01/24	1,000	1,031,595
Southwestern Community College District (GO) Series B
4.000%, 08/01/25	260	264,815

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Southwestern Community College District (GO) Series C
3.000%, 08/01/23	530	$529,168
Southwestern Community College District (GO) Series D
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/25)	2,045	2,146,557
State of California (GO)
5.000%, 08/01/23	585	593,117
4.000%, 03/01/24	3,700	3,740,253
5.000%, 04/01/24	2,900	2,973,150
5.000%, 09/01/24	1,000	1,032,097
5.000%, 10/01/24	625	645,913
4.000%, 11/01/24	300	304,337
5.000%, 11/01/24	795	822,688
5.000%, 10/01/25	1,710	1,793,908
5.000%, 12/01/25	1,500	1,577,488
3.000%, 03/01/26	1,250	1,229,073
5.000%, 08/01/26	5,070	5,379,379
4.000%, 11/01/26	1,735	1,778,213
5.000%, 12/01/26	895	953,982
3.500%, 08/01/27	8,905	8,920,085
5.000%, 08/01/27	6,765	7,259,217
5.000%, 10/01/27	2,595	2,790,426
5.000%, 11/01/27	245	263,729
5.000%, 12/01/27	2,230	2,402,845
5.000%, 04/01/28	1,685	1,822,860
5.000%, 08/01/28	2,815	3,057,124
5.000%, 02/01/32	2,000	2,008,150
State of California (GO) Series B
5.000%, 09/01/26	2,515	2,671,557
State of California (GO) (AMBAC)
5.000%, 02/01/27	645	688,509
State of California
5.000%, 11/01/29	2,000	2,149,287
Stockton Unified School District (GO)
5.000%, 08/01/26	1,835	1,925,858
Sweetwater Union High School District (GO) (BAM)
5.000%, 08/01/28	2,000	2,051,169
Sylvan Union School District (GO)
5.000%, 08/01/26	620	654,693
Sylvan Union School District (GO) Series C
5.000%, 08/01/25	380	396,017

47

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Tahoe-Truckee Unified School District (GO)
5.000%, 08/01/26	100	$106,320
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	425	429,036
Union Elementary School District (GO) Series A
¤ 5.000%, 09/01/44 (Pre-refunded @ $100, 9/1/24)	500	516,229
Union Sanitary District Financing Authority (RB) Series A
4.000%, 09/01/23	1,055	1,062,236
University of California (RB) Series AO
5.000%, 05/15/27	3,520	3,673,201
Ventura County Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	1,060	1,110,359

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Washington Union School District/Monterey County (GO)
5.000%, 08/01/27	135	$144,007
West Basin Municipal Water District (RB)
5.000%, 08/01/26	450	477,296
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/23	3,390	3,436,784
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/27	220	237,577

TOTAL MUNICIPAL BONDS Cost ($279,473,623)		266,529,996

TOTAL INVESTMENTS — (100.0%) (Cost $279,473,623)		$266,529,996

As of October 31, 2022, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.307%	Fixed	CPI	Maturity	USD	7,000,000	05/16/26	—	—	$54,131	$54,131
Bank of America Corp.	3.204%	Fixed	CPI	Maturity	USD	6,000,000	11/16/27	—	—	191,576	191,576
Bank of America Corp.	3.200%	Fixed	CPI	Maturity	USD	7,000,000	05/12/27	—	—	54,380	54,380
Bank of America Corp.	3.175%	Fixed	CPI	Maturity	USD	6,000,000	05/27/27	—	—	29,560	29,560
Bank of America Corp.	3.030%	Fixed	CPI	Maturity	USD	6,000,000	05/17/23	—	—	467,079	467,079
Bank of America Corp.	3.020%	Fixed	CPI	Maturity	USD	9,000,000	12/30/25	—	—	370,319	370,319
Bank of America Corp.	2.940%	Fixed	CPI	Maturity	USD	5,000,000	10/19/26	—	—	252,227	252,227
Bank of America Corp.	2.915%	Fixed	CPI	Maturity	USD	5,000,000	12/09/27	—	—	228,339	228,339
Bank of America Corp.	2.910%	Fixed	CPI	Maturity	USD	4,000,000	01/05/29	—	—	145,695	145,695
Bank of America Corp.	2.847%	Fixed	CPI	Maturity	USD	5,000,000	12/27/27	—	—	224,256	224,256
Bank of America Corp.	2.827%	Fixed	CPI	Maturity	USD	4,000,000	01/11/28	—	—	170,972	170,972
Bank of America Corp.	2.737%	Fixed	CPI	Maturity	USD	10,000,000	08/05/26	—	—	706,043	706,043

48

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.732%	Fixed	CPI	Maturity	USD	5,000,000	10/20/29	—	—	$22,061	$22,061
Bank of America Corp.	2.700%	Fixed	CPI	Maturity	USD	4,000,000	08/24/24	—	—	271,629	271,629
Bank of America Corp.	2.581%	Fixed	CPI	Maturity	USD	4,000,000	06/18/28	—	—	349,867	349,867
Bank of America Corp.	2.578%	Fixed	CPI	Maturity	USD	5,000,000	07/15/29	—	—	412,815	412,815
Bank of America Corp.	2.497%	Fixed	CPI	Maturity	USD	10,000,000	06/28/29	—	—	915,660	915,660
Bank of America Corp.	2.367%	Fixed	CPI	Maturity	USD	6,000,000	07/17/25	—	—	543,985	543,985
Bank of America Corp.	2.320%	Fixed	CPI	Maturity	USD	4,000,000	02/19/23	—	—	388,888	388,888
Bank of America Corp.	2.317%	Fixed	CPI	Maturity	USD	6,000,000	05/09/25	—	—	596,949	596,949
Bank of America Corp.	2.265%	Fixed	CPI	Maturity	USD	7,000,000	02/23/24	—	—	658,335	658,335
Bank of America Corp.	2.065%	Fixed	CPI	Maturity	USD	9,000,000	12/12/26	—	—	1,071,395	1,071,395
Bank of America Corp.	2.063%	Fixed	CPI	Maturity	USD	4,000,000	11/08/23	—	—	438,233	438,233
Bank of America Corp.	2.058%	Fixed	CPI	Maturity	USD	11,000,000	12/12/22	—	—	1,071,017	1,071,017
Bank of America Corp.	1.961%	Fixed	CPI	Maturity	USD	4,000,000	12/17/24	—	—	476,497	476,497
Bank of America Corp.	1.885%	Fixed	CPI	Maturity	USD	8,000,000	01/22/24	—	—	889,121	889,121
Citibank, N.A.	4.233%	Fixed	CPI	Maturity	USD	12,000,000	03/09/24	—	—	145,903	145,903
Citibank, N.A.	3.605%	Fixed	CPI	Maturity	USD	4,000,000	02/01/23	—	—	145,345	145,345
Citibank, N.A.	3.361%	Fixed	CPI	Maturity	USD	8,000,000	01/20/24	—	—	281,453	281,453
Citibank, N.A.	3.244%	Fixed	CPI	Maturity	USD	4,000,000	02/15/25	—	—	117,493	117,493
Citibank, N.A.	2.924%	Fixed	CPI	Maturity	USD	5,000,000	09/14/24	—	—	287,766	287,766
Citibank, N.A.	2.313%	Fixed	CPI	Maturity	USD	7,000,000	07/24/23	—	—	588,634	588,634
Citibank, N.A.	2.285%	Fixed	CPI	Maturity	USD	6,000,000	01/25/23	—	—	590,536	590,536
Citibank, N.A.	2.160%	Fixed	CPI	Maturity	USD	7,000,000	01/09/23	—	—	666,458	666,458
Citibank, N.A.	2.054%	Fixed	CPI	Maturity	USD	10,000,000	11/06/22	—	—	986,827	986,827
Citibank, N.A.	1.986%	Fixed	CPI	Maturity	USD	6,000,000	02/20/26	—	—	737,978	737,978
Citibank, N.A.	1.808%	Fixed	CPI	Maturity	USD	4,000,000	07/01/25	—	—	505,587	505,587
Citibank, N.A.	1.635%	Fixed	CPI	Maturity	USD	4,000,000	07/27/24	—	—	566,500	566,500
Citibank, N.A.	0.723%	Fixed	CPI	Maturity	USD	7,000,000	05/28/23	—	—	1,000,730	1,000,730
Intercontinental Exchange, Inc.	2.792%	Fixed	CPI	Maturity	USD	5,000,000	10/20/27	—	—	16,789	16,789

Total Appreciation										$17,639,028	$17,639,028
Bank of America Corp.	3.185%	Fixed	CPI	Maturity	USD	6,000,000	06/07/28	—	—	(13,523)	(13,523)
Morgan Stanley and Co. International	3.875%	Fixed	CPI	Maturity	USD	4,000,000	05/09/25	—	—	(6,573)	(6,573)
Morgan Stanley and Co. International	3.510%	Fixed	CPI	Maturity	USD	9,000,000	05/17/26	—	—	(3,708)	(3,708)

49

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Morgan Stanley and Co. International	3.295%	Fixed	CPI	Maturity	USD	6,000,000	04/22/29	—	—	$(27,166)	$(27,166)

Total (Depreciation)										$(50,970)	$(50,970)

Total Appreciation (Depreciation)										$17,588,058	$17,588,058

*	As of October 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $11,347,820 in connection with open inflation swap contracts.

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$266,529,996	—	$266,529,996
Swap Agreements**	—	17,588,058	—	17,588,058

TOTAL	—	$284,118,054	—	$284,118,054

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

50

DFA MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.5%)
Alabama State (GO) Series A
5.000%, 08/01/23	300	$304,140
Water Works Board of the City of Birmingham (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,000	1,036,261
Water Works Board of the City of Birmingham (RB) Series B
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 1/1/27)	1,415	1,502,559

TOTAL ALABAMA		2,842,960

ARIZONA — (0.5%)
City of Phoenix (GO)
5.000%, 07/01/24	240	246,734
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/25	435	453,950
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/25	2,000	2,084,529

TOTAL ARIZONA		2,785,213

CALIFORNIA — (2.8%)
Los Angeles Unified School District (GO)
5.000%, 07/01/25	1,500	1,569,641
Southern California Public Power Authority (RB)
5.000%, 07/01/23	140	141,774
State of California (GO)
3.000%, 03/01/26	1,000	983,258
3.500%, 08/01/27	5,000	5,008,470
5.000%, 08/01/27	270	289,725
5.000%, 10/01/27	2,000	2,150,618
5.000%, 04/01/29	1,000	1,094,247
5.000%, 10/01/29	3,045	3,204,403
State of California (GO) Series B
5.000%, 09/01/26	1,000	1,062,249

TOTAL CALIFORNIA		15,504,385

	Face Amount^	Value†
	(000)
COLORADO — (2.0%)
Board of Water Commissioners City & County of Denver (RB) Series A
5.000%, 12/15/25	1,515	$1,593,696
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	1,000	1,014,595
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/26	500	531,857
Colorado Health Facilities Authority, Revenue Bonds (RB)
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	1,800	1,872,529
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	4,150	4,356,918
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	550	569,000
Douglas County School District No. Re-1 Douglas & Elbert Counties (GO) (ST AID WITHHLDG)
5.000%, 12/15/23	530	540,528
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/26	165	175,744
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	310	324,993

TOTAL COLORADO		10,979,860

CONNECTICUT — (1.0%)
City of Danbury (GO) Series B
4.000%, 07/15/26	265	271,919
4.000%, 07/15/27	300	309,570
City of Waterbury (GO) Series B
4.000%, 09/01/23	500	502,693

51

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CONNECTICUT — (Continued)
Town of Greenwich (GO) Series A
5.000%, 01/15/25	2,925	$3,034,747
Town of South Windsor (GO) Series B
4.000%, 12/15/25	1,345	1,373,264

TOTAL CONNECTICUT		5,492,193

DELAWARE — (0.2%)
Delaware State (GO) Series B
5.000%, 07/01/24	780	802,526
Kent County (GO)
4.000%, 09/01/24	415	421,074

TOTAL DELAWARE		1,223,600

DISTRICT OF COLUMBIA — (0.3%)
District of Columbia (GO) Series
5.000%, 06/01/25	340	354,642
District of Columbia (GO) Series B
5.000%, 06/01/25	810	844,881
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/25	720	750,617

TOTAL DISTRICT OF COLUMBIA		1,950,140

FLORIDA — (4.9%)
City of Lakeland FL Department of Electric Utilities, Revenue Bonds (RB)
5.000%, 10/01/25	1,000	1,047,082
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	655	683,193
Florida Keys Aqueduct Authority (RB)
5.000%, 09/01/25	1,000	1,044,164
Florida State (GO)
5.000%, 07/01/25	1,000	1,043,303
5.000%, 06/01/29	2,153	2,361,568
Florida State (GO) Series A
5.000%, 06/01/24	350	359,640
Florida State (GO) Series B
5.000%, 06/01/25	1,000	1,043,316
Miami-Dade County (GO)
5.000%, 07/01/28	10,385	11,222,896

	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/25	3,250	$3,402,094
School District of Broward County (GO)
5.000%, 07/01/24	1,035	1,063,195
5.000%, 07/01/25	3,855	4,017,929

TOTAL FLORIDA		27,288,380

GEORGIA — (3.4%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	1,000	1,049,860
Georgia State (GO)
5.000%, 02/01/25	2,500	2,596,137
5.000%, 07/01/26	7,490	7,943,215
Georgia State (GO) Series F
5.000%, 07/01/26	1,465	1,553,646
Gwinnett County School District (GO) Series B
5.000%, 08/01/27	3,000	3,228,725
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/25	1,500	1,529,735
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	1,080	1,128,886

TOTAL GEORGIA		19,030,204

HAWAII — (2.6%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	150	152,443
5.000%, 10/01/25	725	759,340
City & County of Honolulu (GO) Series D
5.000%, 07/01/24	1,005	1,033,201
5.000%, 07/01/25	1,000	1,043,563
Hawaii State (GO)
5.000%, 10/01/27	3,220	3,365,218
Hawaii State (GO) Series FE
5.000%, 10/01/24	1,005	1,037,871
5.000%, 10/01/25	2,790	2,924,524
Hawaii State (GO) Series FH
4.000%, 10/01/30	4,000	4,043,926
Maui County (GO)
5.000%, 03/01/26	200	210,707

TOTAL HAWAII		14,570,793

52

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
ILLINOIS — (0.5%)
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	2,000	$2,091,354
Kane Cook & DuPage etc Counties Community College District No. 509 (GO) Series B
4.000%, 12/15/25	600	609,223

TOTAL ILLINOIS		2,700,577

IOWA — (0.5%)
City of Ankeny (GO) Series A
5.000%, 06/01/25	490	510,607
City of Sioux City (GO) Series A
3.000%, 06/01/26	155	152,045
City of Urbandale (GO)
5.000%, 06/01/26	605	639,603
Waukee Community School District (GO) Series B
5.000%, 06/01/24	1,290	1,325,128

TOTAL IOWA		2,627,383

KANSAS — (0.8%)
City of Leawood (GO) Series A
4.000%, 09/01/26	1,135	1,160,986
City of Merriam (GO)
5.000%, 10/01/25	800	838,573
City of Overland Park (GO) Series A
5.000%, 09/01/28	1,330	1,446,522
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	225	238,265
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/26	1,000	1,057,813

TOTAL KANSAS		4,742,159

KENTUCKY — (0.6%)
Louisville Water Co. (RB)
5.000%, 11/15/29	3,000	3,300,749

	Face Amount^	Value†
	(000)
LOUISIANA — (0.7%)
Louisiana Local Government Environmental Facilities & Community Dev. Authority (RB)
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/24)	4,000	$4,129,326

MAINE — (0.1%)
City of Portland (GO)
5.000%, 05/01/25	245	255,058
Maine State (GO) Series B
4.000%, 06/01/26	500	508,766

TOTAL MAINE		763,824

MARYLAND — (9.1%)
Anne County Arundel (GO)
5.000%, 10/01/24	1,520	1,570,002
5.000%, 10/01/25	650	681,710
Baltimore County (GO)
5.000%, 03/01/26	6,905	7,283,591
5.000%, 03/01/28	1,335	1,444,809
Charles County (GO)
5.000%, 10/01/25	2,945	3,088,671
City of Baltimore (GO) Series
5.000%, 10/15/24	700	722,928
5.000%, 10/15/25	1,530	1,603,819
City of Baltimore (GO) Series B
5.000%, 10/15/27	2,025	2,177,612
Harford County (GO)
5.000%, 10/01/25	2,750	2,884,158
Harford County (GO) Series A
5.000%, 10/01/29	1,920	2,116,123
Harford County (GO) Series B
5.000%, 01/15/29	1,020	1,115,280
Howard County (GO) Series
5.000%, 08/15/24	2,720	2,805,801
Howard County (GO) Series A
5.000%, 08/15/29	840	924,493
Maryland State (GO)
5.000%, 08/01/27	1,000	1,074,875
Maryland State (GO) Series
5.000%, 03/15/27	1,500	1,604,411
Maryland State (GO) Series A
5.000%, 08/01/25	2,000	2,091,258
5.000%, 03/15/26	1,000	1,055,092
5.000%, 08/01/27	3,500	3,762,061

53

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
MARYLAND — (Continued)
Maryland State (GO) Series B
5.000%, 08/01/27	500	$537,437
Maryland State (GO) Series C
4.000%, 03/01/29	2,940	3,032,393
Prince County George’s (GO) Series A
5.000%, 07/15/24	770	792,717
5.000%, 07/15/29	3,535	3,887,010
Queen County Anne’s (GO)
5.000%, 07/15/25	1,235	1,290,503
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	655	673,041
Wicomico County (GO) Series
5.000%, 12/01/25	905	950,394
5.000%, 12/01/26	2,065	2,193,781

TOTAL MARYLAND		51,363,970

MASSACHUSETTS — (3.5%)
City of Beverly (GO)
5.000%, 03/15/25	500	519,522
City of Lowell (GO) (ST AID WITHHLDG)
4.000%, 09/01/23	250	251,633
City of Quincy (GO)
5.000%, 01/15/25	405	419,758
City of Springfield (GO)
5.000%, 03/01/29	2,340	2,549,773
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	285	286,721
City of Worcester (GO)
5.000%, 02/15/26	1,910	2,010,991
5.000%, 02/15/29	1,225	1,330,559
Commonwealth of Massachusetts (GO) Series A
5.000%, 07/01/26	1,250	1,320,763
5.000%, 09/01/28	2,000	2,166,401
Commonwealth of Massachusetts (GO) Series F
5.000%, 05/01/25	1,600	1,666,468
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	400	414,386

	Face
	Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
Town of East Bridgewater (GO)
5.000%, 04/15/26	1,655	$1,746,602
Town of Milford (GO)
5.000%, 12/01/25	1,000	1,049,860
Town of Nantucket (GO)
5.000%, 10/01/26	1,500	1,596,359
Town of Norwood (GO)
5.000%, 03/15/29	340	370,635
Town of Watertown (GO)
5.000%, 04/15/26	2,045	2,162,297

TOTAL MASSACHUSETTS		19,862,728

MICHIGAN — (0.2%)
Michigan State (GO) Series B
4.000%, 11/01/25	1,000	1,021,467

MINNESOTA — (3.3%)
City of Saint Paul (GO)
5.000%, 09/01/29	1,040	1,136,536
City of Saint Paul (GO) Series A
5.000%, 03/01/25	2,020	2,095,336
Hennepin County (GO) Series A
5.000%, 12/01/26	1,250	1,323,550
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series
5.000%, 02/01/27	4,735	5,027,376
Minnesota State (GO)
4.000%, 08/01/26	550	561,776
Minnesota State (GO) Series A-
5.000%, 09/01/29	1,375	1,514,053
Minnesota State (GO) Series D
5.000%, 08/01/24	1,800	1,854,391
Ramsey County (GO) Series A
5.000%, 02/01/25	1,150	1,191,944
South State Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/29	1,905	2,072,796
St. Louis Park Independent School District No. 283
5.000%, 02/01/27	1,735	1,844,183

TOTAL MINNESOTA		18,621,941

54

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
MISSOURI — (1.8%)
Columbia School District (GO) Series B
5.000%, 03/01/25	1,725	$1,790,513
Metropolitan Saint Louis Sewer District (RB) Series B
¤ 5.000%, 05/01/26 (Pre-refunded @ $100, 5/1/25)	1,540	1,602,097
Saint Louis County (GO)
5.000%, 02/01/25	1,270	1,316,042
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	5,000	5,252,074

TOTAL MISSOURI		9,960,726

NEBRASKA — (2.1%)
County of Sarpy
5.000%, 06/01/24	1,280	1,314,059
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/28	2,240	2,430,440
Omaha School District (GO)
5.000%, 12/15/25	4,000	4,195,652
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/25	600	610,745
Sarpy County (GO)
5.000%, 06/01/25	1,925	2,004,018
5.000%, 06/01/26	1,115	1,175,687

TOTAL NEBRASKA		11,730,601

NEVADA — (1.4%)
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/27	1,000	1,069,509
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	405	415,903
Nevada State (GO) Series C
5.000%, 11/01/24	485	501,130
Washoe County NV (GO)
5.000%, 07/01/24	1,265	1,299,667
Washoe County School District (GO)
5.000%, 04/01/29	3,010	3,246,820
5.000%, 10/01/29	1,125	1,216,809

TOTAL NEVADA		7,749,838

	Face
	Amount^	Value†
	(000)
NEW HAMPSHIRE — (0.4%)
City of Nashua (GO)
4.000%, 07/15/24	770	$780,063
New Hampshire State (GO) Series A
5.000%, 03/01/29	1,500	1,638,934

TOTAL NEW HAMPSHIRE		2,418,997

NEW JERSEY — (0.8%)
City of Hoboken (GO)
3.000%, 02/01/25	910	897,909
Monmouth County (GO)
5.000%, 07/15/26	1,200	1,275,027
Montville Township (GO)
3.000%, 10/01/25	500	493,764
Princeton (GO)
2.000%, 12/15/25	1,815	1,711,238

TOTAL NEW JERSEY		4,377,938

NEW MEXICO — (0.8%)
City of Albuquerque (GO) Series B
5.000%, 07/01/26	200	211,322
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	4,000	4,284,176

TOTAL NEW MEXICO		4,495,498

NEW YORK — (2.8%)
City of New York (GO) Series A
5.000%, 08/01/24	1,000	1,030,217
5.000%, 08/01/25	1,700	1,773,927
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	1,530	1,505,931
New York State Dormitory Authority (RB)
¤ 5.000%, 02/15/25	150	155,730
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/28	4,000	4,298,470
New York State Dormitory Authority (RB) Series B
¤ 5.000%, 02/15/24	300	306,690
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/29	5,000	5,426,672
New York State Dormitory Authority (RB) (ETM) Series A
¤ 5.000%, 02/15/25	350	362,979

55

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	500	$518,480
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/23	315	308,403

TOTAL NEW YORK		15,687,499

NORTH CAROLINA — (3.0%)
City of Charlotte (GO) Series A
5.000%, 06/01/29	2,000	2,199,946
City of Greensboro (GO) Series B
5.000%, 04/01/26	1,010	1,066,992
Mecklenburg County (GO) Series A
5.000%, 12/01/24	825	854,343
North Carolina State (GO)
5.000%, 06/01/25	2,000	2,087,640
North Carolina State (GO) Series A
5.000%, 06/01/24	2,200	2,262,310
5.000%, 06/01/25	655	683,702
North Carolina State (GO) Series B
5.000%, 06/01/25	3,455	3,606,399
Wake County (GO)
5.000%, 04/01/25	4,000	4,163,691

TOTAL NORTH CAROLINA		16,925,023

OHIO — (2.0%)
City of Columbus (GO) Series 3
5.000%, 02/15/27	1,250	1,333,971
City of Columbus (GO) Series A
5.000%, 04/01/29	2,000	2,183,670
City of Columbus (GO) Series B
5.000%, 02/15/23	475	477,569
Northeast Ohio Regional Sewer District
¤ 5.000%, 11/15/49	1,000	1,034,272
Ohio State (GO) Series A
5.000%, 09/01/26	1,500	1,591,152
Ohio State (GO) Series B
5.000%, 09/01/24	2,000	2,064,914
Ohio State (GO) Series C
5.000%, 08/01/28	2,000	2,167,671

	Face
	Amount^	Value†
	(000)
OHIO — (Continued)
Ohio State (GO) Series W
4.000%, 05/01/24	215	$217,484
4.000%, 05/01/25	215	218,763

TOTAL OHIO		11,289,466

OKLAHOMA — (1.1%)
City of Oklahoma City (GO)
4.000%, 03/01/25	1,255	1,272,485
City of Tulsa (GO)
5.000%, 03/01/24	200	204,655
5.000%, 03/01/26	2,750	2,899,000
Oklahoma City Water Utilities Trust (RB)
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 07/01/26)	1,885	1,996,384

TOTAL OKLAHOMA		6,372,524

OREGON — (2.2%)
City of Salem (GO)
5.000%, 06/01/26	1,220	1,289,778
Clackamas County School District No. 7J Lake Oswego (GO) (SCH BD GTY)
5.000%, 06/01/24	400	410,706
Jackson County (GO)
4.000%, 06/01/23	40	40,186
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
3.000%, 06/15/25	940	930,546
Multnomah County (GO) Series A
5.000%, 06/15/29	250	273,711
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,000	1,041,869
Oregon State (GO)
5.000%, 05/01/25	700	728,738
Oregon State (GO) Series A
5.000%, 05/01/26	1,000	1,056,013
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/24)	1,150	1,189,413
Salem ORE (GO)
5.000%, 06/01/25	1,280	1,335,767

56

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
OREGON — (Continued)
Tri-County Metropolitan Transportation District of Oregon (RB) Series B
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/25)	150	$156,997
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/24)	650	668,015
Washington County (GO)
5.000%, 03/01/24	1,000	1,023,406
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/29	2,010	2,202,229

TOTAL OREGON		12,347,374

PENNSYLVANIA — (1.1%)
Berks County (GO)
5.000%, 11/15/22	445	445,302
Chartiers Valley School District (GO) (ST AID WITHHLDG) Series
¤ 5.000%, 10/15/40 (Pre-refunded @ $100, 4/15/25)	1,900	1,977,612
Montgomery County (GO) Series A
5.000%, 01/01/26	2,745	2,889,435
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	55	56,266
5.000%, 03/01/25	130	134,789
Township of Lower Merion (GO)
5.000%, 05/01/29	605	663,385

TOTAL PENNSYLVANIA		6,166,789

RHODE ISLAND — (0.4%)
Rhode State Island (GO) Series B
5.000%, 08/01/29	2,000	2,133,659

SOUTH CAROLINA — (3.9%)
Beaufort County School District (GO) (SCSDE) Series
5.000%, 03/01/25	995	1,033,923

	Face
	Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
Beaufort County School District (GO) (SCSDE) Series A
5.000%, 03/01/26	2,280	$2,402,060
Clemson University (RB) Series B
5.000%, 05/01/25	750	777,689
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/26	1,205	1,273,920
5.000%, 03/01/25	6,535	6,793,750
Richland County School District No. 2 (GO) (SCSDE)
5.000%, 03/01/28	3,000	3,236,110
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/27	855	911,194
Spartanburg County (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/25	1,715	1,689,384
3.000%, 04/01/26	1,500	1,464,798
State of South Carolina (GO) (ST AID WITHHLDG) Series B
5.000%, 04/01/26	1,210	1,278,679
State of South Carolina (GO) Series C
5.000%, 04/01/25	1,090	1,134,863

TOTAL SOUTH CAROLINA		21,996,370

TENNESSEE — (4.5%)
City of Knoxville Electric System Revenue (RB)
5.000%, 07/01/26	865	915,193
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/24	2,050	2,108,531
5.000%, 07/01/25	1,775	1,851,863
City of Knoxville TN Wastewater System Revenue (RB)
5.000%, 04/01/29	3,000	3,266,484
City of Memphis (GO)
5.000%, 05/01/26	1,000	1,054,322
City of Memphis (GO) Series A
5.000%, 04/01/25	2,530	2,629,950
County of Sumner (GO)
5.000%, 06/01/26	1,500	1,583,196

57

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
Knox County (GO) Series C
5.000%, 06/01/25	1,000	$1,042,307
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	275	294,292
Tennessee State (GO) Series B
5.000%, 08/01/25	1,000	1,046,434
Williamson County (GO)
5.000%, 04/01/29	3,620	3,963,361
Williamson County (GO) Series
5.000%, 04/01/26	1,015	1,070,593
5.000%, 04/01/28	1,325	1,434,089
5.000%, 05/01/28	2,700	2,925,260

TOTAL TENNESSEE		25,185,875

TEXAS — (17.6%)
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	140	140,741
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,500	1,555,600
Austin Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	165	172,485
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	250	257,339
Bexar County (GO)
4.000%, 06/15/26	650	660,642
5.000%, 06/15/26	1,625	1,715,994
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	2,000	2,075,028
Bridgeport Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,600	1,647,658
City of Amarillo (GO)
2.000%, 02/15/24	725	708,880
2.000%, 02/15/25	725	692,984
4.000%, 02/15/26	1,685	1,716,762

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,025	$1,082,560
City of Austin (GO) (ETM)
¤ 5.000%, 09/01/23	5	5,066
¤ 5.000%, 09/01/26	10	10,541
City of Austin (GO)
5.000%, 09/01/23	495	502,418
5.000%, 09/01/26	2,490	2,633,037
5.000%, 09/01/27	2,255	2,413,955
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/26	500	528,949
City of Carrollton (GO)
5.000%, 08/15/25	1,420	1,483,333
City of Cedar Park (GO)
5.000%, 02/15/24	395	403,649
City of Celina (GO)
4.125%, 09/01/25	1,415	1,442,782
4.125%, 09/01/26	2,520	2,579,952
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	120	123,812
5.000%, 10/01/25	500	523,399
City of Fort Worth (GO)
5.000%, 03/01/28	2,000	2,094,507
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	1,500	1,533,224
5.000%, 02/15/25	4,380	4,541,371
City of Frisco (GO)
4.000%, 02/15/25	2,550	2,582,095
5.000%, 02/15/28	3,495	3,764,585
City of Garland (GO) Series A
5.000%, 02/15/24	200	204,176
City of Houston (GO) Series A
5.000%, 03/01/26	1,000	1,045,815
City of Irving (GO)
5.000%, 09/15/25	1,750	1,829,742
City of Lubbock (GO) Series A
5.000%, 02/15/25	770	798,197
City of Midland (GO)
5.000%, 03/01/28	1,200	1,284,766
City of Pearland (GO)
5.000%, 03/01/25	500	517,397

58

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,000	$2,103,837
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/23	160	160,897
4.000%, 08/15/24	140	141,591
County of Collin (GO)
5.000%, 02/15/25	1,010	1,048,567
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	85	86,893
5.000%, 02/15/25	85	88,170
Eanes Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/25	1,505	1,571,253
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	515,245
Fort Bend Independent School District (GO)
5.000%, 08/15/24	170	174,974
Fort Bend Independent School District (GO) (PSF-GTD) Series C
5.000%, 02/15/24	1,275	1,302,916
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	445	467,820
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	750	778,303
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,000	1,034,833
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	215	216,132
Grapevine-Colleyville Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/28	1,000	1,080,486
Grapevine-Colleyville Independent School District (GO) Series B
5.000%, 08/15/27	2,570	2,746,183

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Harris County (GO)
5.000%, 10/01/26	400	$424,034
Harris County (GO) Series A
5.000%, 10/01/24	570	588,536
Harris County Flood Control District (GO) Series A
5.000%, 10/01/26	550	584,084
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,515	1,569,801
Katy Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,765	1,847,107
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	700	721,958
Mansfield Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/28 (Pre-refunded @ $100, 2/15/25)	885	914,855
McKinney Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,000	2,044,044
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/23	125	126,811
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	1,021,514
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/23	70	71,115
Port Neches-Groves Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,022,276
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	810	857,224
5.000%, 08/15/30	2,835	2,981,711
Tarrant County College District
5.000%, 08/15/24	2,000	2,059,221

59

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Tarrant Regional Water District (RB) Series A
4.000%, 09/01/29	5,730	$5,901,940
Texas State (GO)
5.000%, 10/01/23	375	381,142
5.000%, 08/01/25	1,025	1,070,123
5.000%, 08/01/26	1,420	1,503,049
Texas State (GO) Series A
5.000%, 04/01/25	2,185	2,270,289
5.000%, 10/01/25	2,465	2,579,658
Trinity River Authority Central Regional Wastewater System Revenue
5.000%, 08/01/24	120	123,502
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/26	325	340,772
University of Texas System (RB) Series J
5.000%, 08/15/25	3,000	3,137,060
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	300	323,983
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	105	106,511
Williamson County (GO)
4.000%, 02/15/26	4,000	4,079,147
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	1,200	1,251,915

TOTAL TEXAS		98,694,923

UTAH — (1.7%)
Canyons School District (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,615	1,684,270
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	2,500	2,605,138
Provo School District (GO) (SCH BD GTY)
5.000%, 06/15/25	2,000	2,085,783
Salt Lake County (GO) Series B
5.000%, 12/15/24	1,600	1,657,899

	Face Amount^	Value†
	(000)
UTAH — (Continued)
Utah State (GO) Series B
5.000%, 07/01/24	575	$591,794
Utah Transit Authority (RB) Series A-SUB
¤ 5.000%, 06/15/35 (Pre-refunded @ $100, 6/15/25)	700	730,394

TOTAL UTAH		9,355,278

VIRGINIA — (4.1%)
City of Alexandria (GO) (ST AID WITHHLDG) Series D
5.000%, 07/01/26	2,235	2,364,689
City of Lynchburg (GO)
5.000%, 08/01/28	1,935	2,086,735
City of Manassas (GO) (ST AID WITHHLDG)
5.000%, 01/01/26	2,485	2,611,932
City of Newport News Water Revenue (RB)
5.000%, 07/15/24	950	977,549
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/25	1,430	1,493,024
Fairfax County (GO) (ST AID WITHHLDG) Series
4.000%, 10/01/27	750	773,086
Fairfax County Water Authority (RB)
5.000%, 04/01/26	1,290	1,363,219
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	3,000	3,224,624
Henrico County (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/25	1,545	1,616,740
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	1,800	1,891,366
Loudoun County (GO) Series B
5.000%, 12/01/26	2,270	2,418,703
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/26	2,165	2,275,587

TOTAL VIRGINIA		23,097,254

60

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
WASHINGTON — (7.4%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/25	960	$1,007,578
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	200	205,448
5.000%, 07/01/25	100	104,097
City of Bellevue (GO) Series A
4.000%, 12/01/25	210	214,367
City of Seattle (GO) Series A
5.000%, 12/01/25	2,000	2,102,117
5.000%, 05/01/26	3,165	3,342,282
5.000%, 12/01/26	1,500	1,596,491
City of Seattle Water System Revenue (RB)
5.000%, 08/01/26	5,740	6,081,941
Clark County School District No. 37 Vancouver (GO) (SCH BD GTY)
4.000%, 12/01/26	1,940	1,991,309
County of King (GO) Series A
4.000%, 01/01/26	500	510,182
King County (GO) Series E
5.000%, 12/01/25	1,275	1,338,571
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,000	1,042,702
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	995	1,059,006
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
4.000%, 12/01/25	1,370	1,398,486
King County Sewer Revenue (RB) Series B
5.000%, 07/01/25	1,305	1,361,850
5.000%, 07/01/28	1,500	1,583,855
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 06/01/24	1,000	1,026,764
Snohomish County Public Utility District No. 1 (RB) Series A
5.000%, 12/01/23	595	606,114

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Snohomish County School District No. 6 Mukilteo (GO) (SCH BD GTY)
5.000%, 12/01/25	2,000	$2,099,720
Spokane County (GO)
5.000%, 12/01/28	1,200	1,305,454
State of Washington (GO)
5.000%, 02/01/34	2,435	2,532,630
Washington State (GO) Series
5.000%, 02/01/28	1,000	1,065,822
Washington State (GO) Series B
5.000%, 07/01/24	800	823,235
5.000%, 07/01/25	475	495,693
Washington State (GO) Series C
5.000%, 02/01/25	1,000	1,037,133
Washington State (GO) Series D
5.000%, 06/01/25	1,260	1,313,307
Washington State (GO) Series R-2018C
5.000%, 08/01/25	2,500	2,612,062
Washington State (GO) Series R-2018D
5.000%, 08/01/25	1,380	1,441,858

TOTAL WASHINGTON		41,300,074

WEST VIRGINIA — (0.1%)
West Virginia State (GO) Series A
5.000%, 12/01/23	500	509,607

WISCONSIN — (3.3%)
City of Madison (GO) Series A
4.000%, 10/01/26	1,000	1,024,061
Janesville School District (GO) (ETM)
¤ 3.000%, 03/01/24	355	353,313
Janesville School District (GO)
3.000%, 03/01/24	1,645	1,641,002
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/25	1,300	1,224,381
Milwaukee County Metropolitan Sewer District (GO) Series A
5.000%, 10/01/25	2,635	2,751,600

61

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/25	620	$647,435
Waukesha WIS (GO) Series C
5.000%, 10/01/25	200	209,190
Wisconsin State (GO) Series 1
5.000%, 05/01/26	2,745	2,903,409
5.000%, 05/01/29	1,250	1,371,395
Wisconsin State (GO) Series A
5.000%, 05/01/25	970	1,011,007

	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
Wisconsin State (GO) Series B
5.000%, 05/01/25	2,000	$2,084,550
5.000%, 05/01/27	3,000	3,216,927

TOTAL WISCONSIN		18,438,270

TOTAL MUNICIPAL BONDS Cost ($604,030,476)		561,035,435

TOTAL INVESTMENTS — (100.0%) (Cost $604,030,476)		$561,035,435

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$561,035,435	—	$561,035,435

TOTAL	—	$561,035,435	—	$561,035,435

See accompanying Notes to Financial Statements.

62

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.0%)
Mobile County Board of School Commissioners (ST) (BAM)
4.000%, 03/01/24	550	$553,553
5.000%, 03/01/25	245	252,913

TOTAL ALABAMA		806,466

ALASKA — (0.1%)
Municipality of Anchorage (GO)
1.500%, 12/15/22	3,000	2,994,508

ARIZONA — (1.2%)
Arizona Health Facilities Authority (RB)
5.000%, 12/01/26	4,285	4,392,729
Arizona State Lottery Revenue (RB)
5.000%, 07/01/23	5,000	5,058,408
City of Chandler (GO)
5.000%, 07/01/23	5,000	5,059,067
City of Phoenix (GO)
5.000%, 07/01/24	760	781,326
City of Tempe (GO)
5.000%, 07/01/24	2,200	2,262,092
Coconino County Unified School District No. 1-Flagstaff (GO) Series C
5.000%, 07/01/25	500	521,782
Maricopa County Unified School District No. 4 Mesa (GO) Series E
5.000%, 07/01/24	1,300	1,335,839
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/24	675	694,383
Pima County (GO)
4.000%, 07/01/23	1,050	1,055,776
Town of Gilbert (GO)
5.000%, 07/15/24	5,145	5,296,791

TOTAL ARIZONA		26,458,193

ARKANSAS — (0.1%)
North Little Rock School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 02/01/25	300	311,140

	Face Amount^	Value†
	(000)
ARKANSAS — (Continued)
University of Arkansas (RB)
¤ 5.000%, 11/01/36 (Pre-refunded @ $100, 11/1/24)	1,585	$1,638,336

TOTAL ARKANSAS		1,949,476

CALIFORNIA — (8.1%)
Bay Area Toll Authority (RB) Series S-4
¤ 5.000%, 04/01/38 (Pre-refunded @ $100, 4/1/23)	10,000	10,081,624
¤ 5.250%, 04/01/48 (Pre-refunded @ $100, 4/1/23)	7,160	7,225,742
California State Public Works Board (RB)
5.000%, 06/01/29	4,000	4,036,841
City of Los Angeles (RN)
4.000%, 06/29/23	27,740	27,890,620
County of Los Angeles CA (RN)
4.000%, 06/30/23	14,165	14,244,021
County of Riverside CA (RN)
5.000%, 06/30/23	10,920	11,059,233
County of Riverside CA
3.700%, 10/19/23	625	626,393
County of Santa Cruz CA (RN)
5.000%, 07/06/23	9,660	9,785,036
Fremont Unified School District/Alameda County (GO) Series
¤ 4.000%, 08/01/46 (Pre-refunded @ $100, 8/1/24)	5,000	5,068,533
Golden State Tobacco Securitization Corp. (RB) (ST APPROP)
¤ 5.000%, 06/01/40 (Pre-refunded @ $100, 6/1/25)	22,000	22,958,492
Inglewood Unified School District (GO) (AGM) Series A
4.000%, 08/01/23	1,125	1,129,969
Orange County Transportation Authority (RB)
5.000%, 10/15/24	15,000	15,502,818

63

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District
4.000%, 06/30/23	5,970	$6,005,264
5.000%, 07/01/24	5,000	5,151,784
San Diego Unified School District (GO) Series N-2
5.000%, 07/01/23	7,200	7,292,667
San Francisco Community College District (GO)
5.000%, 06/15/29	4,765	4,942,492
San Francisco Unified School District (GO)
5.000%, 06/15/24	3,920	4,036,670
5.000%, 06/15/25	2,315	2,415,478
Sequoia Union High School District (RN)
3.000%, 06/30/23	2,000	1,998,787
State of California (GO)
4.000%, 03/01/24	1,265	1,278,762
5.000%, 04/01/24	3,000	3,075,673
5.000%, 05/01/31	4,305	4,399,435
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/23	920	932,697

TOTAL CALIFORNIA		171,139,031

COLORADO — (1.1%)
Adams & Arapahoe Joint School District 28J Aurora (GO) (ST AID WITHHLDG)
5.000%, 12/01/22	700	701,015
Board of Water Commissioners City & County of Denver (RB)
5.000%, 09/15/24	1,365	1,408,924
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series A
6.000%, 12/01/22	1,920	1,924,418
City of Colorado Springs Utilities System Revenue (RB) Series
5.000%, 11/15/23	3,440	3,501,768
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/22	1,200	1,200,787
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/22	870	870,571
5.000%, 11/15/23	1,415	1,440,408

	Face Amount^	Value†
	(000)
COLORADO — (Continued)
Colorado Health Facilities Authority (RB) Series A-
5.000%, 08/01/25	885	$908,254
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/22	1,000	1,001,549
Douglas County School District No. Re-1 Douglas & Elbert Counties (GO) (ST AID WITHHLDG)
5.000%, 12/15/23	3,340	3,406,349
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/22	1,500	1,502,261
Jefferson County (GO) (ST AID WITHHLDG)
5.000%, 12/15/22	1,180	1,182,633
Regional Transportation District (COP)
5.000%, 06/01/29	310	319,085
University of Northern Colorado (RB) (ST HGR ED INTERCEPT PROG) Series A
¤ 5.000%, 06/01/31 (Pre-refunded @ $100, 6/1/24)	1,745	1,792,247
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/23	1,370	1,396,324
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/22	1,000	1,000,714

TOTAL COLORADO		23,557,307

CONNECTICUT — (4.9%)
City of Bridgeport CT (GO)
5.000%, 08/15/26	2,620	2,753,697
City of Bristol (GO)
5.000%, 03/15/24	735	752,186
City of Danbury (GO)
3.000%, 07/13/23	16,000	15,983,437
City of Danbury (GO) Series A
4.000%, 07/15/23	1,200	1,207,110
City of Middletown (GO)
5.000%, 04/01/23	3,220	3,243,353

64

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CONNECTICUT — (Continued)
City of New Haven (GO) Series A
5.000%, 08/01/23	375	$379,119
City of New Haven (GO) Series B
5.000%, 08/01/26	100	104,164
City of New Haven (GO) (AGM) Series A
¤ 5.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	300	308,653
City of New London (GO)
3.000%, 03/16/23	15,000	14,989,850
Connecticut State (GO)
4.000%, 01/15/25	10,750	10,884,779
State of Connecticut Special Tax Revenue (RB)
5.000%, 10/01/29	3,180	3,222,350
Town of Greenwich (GO)
2.000%, 02/09/23	25,000	24,922,177
Town of New Canaan (GO) Series
4.000%, 12/15/23	1,255	1,266,244
Town of North Branford (BAN)
5.000%, 08/03/23	15,000	15,191,950
Town of South Windsor (GO) Series B
4.000%, 12/15/22	1,095	1,096,156
Town of Southington (GO)
4.000%, 01/15/23	1,015	1,016,807
Town of Windham (BAN)
4.000%, 09/28/23	4,500	4,520,132
University of Connecticut (RB)
5.000%, 02/15/24	1,625	1,659,960

TOTAL CONNECTICUT		103,502,124

DELAWARE — (0.4%)
Delaware State (GO)
5.000%, 02/01/23	9,000	9,041,392

FLORIDA — (3.9%)
Bay County School Board Series A
5.000%, 07/01/25	325	337,306
County of Miami-Dade Aviation Revenue
5.000%, 10/01/24	2,500	2,570,514
County of Miami-Dade Aviation Revenue (RB) Series A
5.000%, 10/01/23	1,640	1,663,153

	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Florida Dev. Finance Corp. (RB)
5.000%, 11/15/25	1,450	$1,494,673
Florida Keys Aqueduct Authority (RB)
5.000%, 09/01/25	1,070	1,117,255
Florida State (GO) Series A
5.000%, 07/01/24	8,755	9,000,666
Florida State (GO) Series B
5.000%, 06/01/23	3,355	3,390,931
Florida State (GO) Series C
5.000%, 06/01/25	4,735	4,940,099
Fort Pierce Utilities Authority (RB) (AGM) Series A
5.000%, 10/01/25	55	57,201
5.000%, 10/01/26	130	136,593
Indian River County District School Board (COP) Series A
5.000%, 07/01/24	250	255,709
Miami-Dade County (GO)
5.000%, 07/01/24	1,400	1,438,138
5.000%, 07/01/26	1,175	1,240,686
Miami-Dade County Expressway Authority (RB) Series
4.000%, 07/01/23	945	946,922
Miami-Dade County Expressway Authority (RB) Series B
5.000%, 07/01/27	1,040	1,059,193
Miami-Dade County Health Facilities Authority (RB)
5.000%, 08/01/23	300	302,963
Okaloosa County School Board (COP) Series A
5.000%, 10/01/25	875	908,543
Orlando Utilities Commission (RB) Series C
5.000%, 10/01/23	3,600	3,657,334
Palm Beach County School District Series
5.000%, 08/01/23	1,475	1,493,385
Sarasota County Public Hospital District (RB)
5.000%, 07/01/26	360	374,076
School Board of Miami-Dade County (COP)
5.000%, 11/01/25	2,000	2,054,807
School Board of Miami-Dade County (GO) (BAM) Series
5.000%, 03/15/24	1,790	1,833,548
5.000%, 03/15/25	1,550	1,608,005

65

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
School District of Broward County (RN)
4.000%, 06/30/23	35,000	$35,183,768
School District of Broward County (GO)
5.000%, 07/01/26	2,775	2,932,094
School District of Broward County (COP) Series B
5.000%, 07/01/24	2,280	2,335,408
5.000%, 07/01/25	285	295,717

TOTAL FLORIDA		82,628,687

GEORGIA — (2.0%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/22	2,100	2,103,166
City of Atlanta (GO)
¤ 5.000%, 12/01/27 (Pre-refunded @ $100, 12/1/24)	4,750	4,917,971
Clarke County School District (GO)
5.000%, 09/01/24	1,850	1,908,378
Cobb County Kennestone Hospital Authority (RB)
5.000%, 04/01/30	2,150	2,154,282
Gainesville & Hall County Hospital Authority (RB)
5.000%, 02/15/26	2,500	2,547,741
Georgia State (GO) Series A
5.000%, 07/01/23	10,000	10,122,097
5.000%, 08/01/24	1,075	1,107,668
Gwinnett County School District (GO) Series B
5.000%, 08/01/25	6,330	6,622,228
Henry County School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/23	5,800	5,879,182
Municipal Electric Authority of Georgia (RB)
4.000%, 11/01/24	2,500	2,511,141
Paulding County Hospital Authority (RB)
5.000%, 04/01/25	50	51,343
Private Colleges & Universities Authority (RB)
5.000%, 04/01/23	325	327,102
5.000%, 10/01/23	340	344,340
5.000%, 10/01/24	125	128,106
5.000%, 10/01/25	215	222,399

	Face Amount^	Value†
	(000)
GEORGIA — (Continued)
Troup County School District (GO)
4.000%, 08/01/23	1,060	$1,065,853

TOTAL GEORGIA		42,012,997

HAWAII — (0.3%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	730	741,891
Hawaii County (GO)
5.000%, 09/01/24	500	515,238
Hawaii State (GO) Series FE
5.000%, 10/01/24	1,155	1,192,778
Hawaii State (GO) Series FK
4.000%, 05/01/23	1,030	1,034,429
Maui County (GO)
5.000%, 03/01/23	2,305	2,318,793

TOTAL HAWAII		5,803,129

ILLINOIS — (1.9%)
Chicago O’Hare International Airport (RB)
5.000%, 01/01/24	750	764,767
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/23	1,425	1,437,305
5.000%, 06/01/24	4,355	4,450,608
City of Springfield Electric Revenue (RB)
5.000%, 03/01/26	1,440	1,487,815
Coles Christian Clark Etc Counties Community College District No. 517 Lake Land (GO) Series
5.000%, 12/01/25	4,820	5,011,533
Cook & Will Counties Community College District No. 515 (GO) (BAM) Series B
5.000%, 12/01/26	200	210,212
Cook County (GO)
5.000%, 11/15/26	3,700	3,884,329
Cook County Township High School District No. 225 (GO)
5.000%, 12/01/25	2,795	2,920,170
County of Cook (GO) Series A
5.000%, 11/15/23	1,575	1,599,252
County of Cook Sales Tax Revenue (RB) Series A
5.000%, 11/15/23	2,435	2,473,987

66

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
5.000%, 11/15/24	635	$653,719
County of Cook Sales Tax Revenue (RB) Series B
5.000%, 11/15/23	1,555	1,579,897
Illinois State (GO)
5.000%, 02/01/24	1,715	1,729,444
Illinois State (GO) Series
5.000%, 12/01/24	5,425	5,470,594
Lake County Forest Preserve District (GO)
5.000%, 12/15/22	1,485	1,488,116
Maine Township High School District No. 207 (GO) Series
3.000%, 12/01/23	4,095	4,074,015
Northern Illinois Municipal Power Agency (RB) Series A
5.000%, 12/01/23	525	533,127
Will County Community Unit School District No. 201 (GO)
5.000%, 01/01/23	900	902,318
5.000%, 01/01/24	390	396,738

TOTAL ILLINOIS		41,067,946

INDIANA — (0.4%)
Carmel Redevelopment Authority (RB) (ST INTERCEPT)
¤ 5.000%, 02/01/29 (Pre-refunded @ $100, 2/1/24)	1,525	1,557,998
Greater Clark Building Corp. (RB) (ST INTERCEPT)
4.000%, 01/15/23	500	500,758
Indiana Finance Authority (RB) Series A
5.000%, 02/01/24	875	892,424
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/24	1,000	1,021,335
5.000%, 06/01/25	3,250	3,354,129
Lake Central Multi-District School Building Corp. (RB) (ST AID WITHHLDG)
¤ 5.000%, 01/15/33 (Pre-refunded @ $100, 1/15/23)	1,000	1,003,544

TOTAL INDIANA		8,330,188

	Face Amount^	Value†
	(000)
IOWA — (0.2%)
City of Iowa City (GO)
5.000%, 06/01/23	1,080	$1,091,254
City of Sioux (GO) Series A
3.000%, 06/01/25	650	641,358
College Community School District (GO)
3.000%, 06/01/24	240	238,381
3.000%, 06/01/25	405	400,051
Iowa Finance Authority (RB)
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/23)	2,205	2,234,612

TOTAL IOWA		4,605,656

KANSAS — (1.2%)
City of Leawood
3.000%, 09/01/23	2,000	1,989,610
City of Olathe (GO)
5.000%, 08/01/23	17,000	17,213,921
City of Shawnee (GO) Series A
4.000%, 12/01/23	1,565	1,578,251
City of Topeka KS (GO)
4.000%, 08/15/23	1,530	1,538,463
City of Wichita
5.000%, 10/13/23	2,000	2,031,647
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/24	275	283,840

TOTAL KANSAS		24,635,732

KENTUCKY — (0.1%)
Kentucky Municipal Power Agency (RB) (NATL)
5.000%, 09/01/31	235	246,689
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/26	690	718,914
Kentucky State Property & Building Commission (RB) Series B
5.000%, 08/01/25	845	874,549

TOTAL KENTUCKY		1,840,152

LOUISIANA — (2.4%)
Ascension Parish School Board (GO)
5.000%, 03/01/24	35	35,750
5.000%, 03/01/25	200	206,686
5.000%, 03/01/26	75	78,388

67

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CONTINUED

	Face Amount^	Value†
	(000)
LOUISIANA — (Continued)
City of New Orleans (GO) Series
5.000%, 12/01/24	5,500	$5,663,156
East Ouachita Parish School District (GO)
3.000%, 03/01/24	150	148,708
4.000%, 03/01/25	200	201,968
Louisiana Local Government Environmental Facilities & Community Dev. Auth (RB)
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	10,000	10,323,316
Louisiana State (RB)
¤ 5.000%, 06/15/31 (Pre-refunded @ $100, 6/15/24)	6,295	6,469,473
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 06/15/24)	3,650	3,751,164
Louisiana State (RB) Series A
¤ 5.000%, 06/15/32 (Pre-refunded @ $100, 6/15/24)	8,720	8,961,684
¤ 5.000%, 06/15/34 (Pre-refunded @ $100, 6/15/24)	4,010	4,121,142
Louisiana State (GO) Series A
5.000%, 03/01/23	7,105	7,146,338
Louisiana State Gasoline & Fuels Tax Revenue (RB) Series B
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/24)	1,065	1,092,437
¤ 5.000%, 05/01/34 (Pre-refunded @ $100, 5/1/24)	1,250	1,282,204
St. Tammany Parish Wide School District No. 12 (GO) Series
5.000%, 03/01/24	1,000	1,022,880
5.000%, 03/01/25	500	518,648

TOTAL LOUISIANA		51,023,942

MAINE — (0.1%)
City of Portland (GO)
5.000%, 05/01/24	1,000	1,025,320
5.000%, 05/01/25	455	473,680

	Face Amount^	Value†
	(000)
MAINE — (Continued)
Maine Health & Higher Educational Facilities Authority (RB)
5.000%, 07/01/24	390	$398,082
5.000%, 07/01/25	435	448,339

TOTAL MAINE		2,345,421

MARYLAND — (3.3%)
Anne County Arundel (GO)
5.000%, 10/01/24	6,560	6,775,797
Baltimore County (GO)
4.000%, 03/24/23	15,000	15,047,530
5.000%, 03/01/24	4,040	4,134,561
5.000%, 03/01/25	7,500	7,796,818
Harford County (GO) Series A
5.000%, 10/01/24	2,800	2,892,109
Harford County (GO) Series B
5.000%, 01/15/24	2,225	2,272,307
Maryland State (GO)
5.000%, 03/15/23	1,600	1,611,179
5.000%, 08/01/24	4,345	4,476,294
Maryland State (GO) Series 1
5.000%, 06/01/23	3,010	3,042,758
Maryland State (GO) Series B
4.000%, 08/01/23	2,355	2,370,262
Maryland State Department of Transportation (RB)
5.000%, 12/15/22	6,000	6,013,244
5.000%, 09/01/23	2,630	2,668,977
Prince County George’s
5.000%, 07/15/23	5,520	5,590,727
Washington Suburban Sanitary Commission (RB) (CNTY GTD) Series
¤ 4.000%, 06/01/43 (Pre-refunded @ $100, 6/1/24)	3,180	3,216,028
¤ 4.000%, 06/01/44 (Pre-refunded @ $100, 6/1/24)	2,130	2,154,132

TOTAL MARYLAND		70,062,723

MASSACHUSETTS — (7.5%)
Boston Water & Sewer Commission (RB) Series B
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/23)	1,500	1,526,429
City of Attleboro (GO)
1.000%, 11/01/22	10,000	10,000,000

68

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
City of Beverly (GO)
5.000%, 03/15/23	1,215	$1,223,220
City of Boston (GO)
5.000%, 11/01/23	4,115	4,187,909
City of Cambridge (GO)
5.000%, 02/15/24	5,000	5,113,289
City of Fall River (GO)
3.000%, 02/03/23	12,000	11,995,364
City of Framingham (GO)
5.000%, 12/15/22	480	481,042
5.000%, 12/15/23	1,565	1,594,702
City of Quincy (GO)
4.000%, 07/07/23	30,000	30,148,002
City of Quincy (BAN)
3.750%, 09/15/23	13,000	13,043,742
City of Worcester (GO)
5.000%, 02/15/23	1,800	1,809,319
Commonwealth of Massachusetts (GO)
5.000%, 12/01/23	5,500	5,605,678
5.000%, 07/01/24	2,335	2,402,434
5.000%, 11/01/24	19,515	20,183,168
Commonwealth of Massachusetts (GO) Series
5.000%, 09/01/26	4,450	4,646,877
Commonwealth of Massachusetts (GO) Series B
5.250%, 08/01/23	3,740	3,797,624
Commonwealth of Massachusetts (GO) Series C
5.000%, 09/01/23	1,460	1,481,878
Nauset Regional School District (BAN)
4.000%, 07/20/23	5,345	5,366,397
North Middlesex Regional School District (GO)
3.000%, 02/03/23	10,000	9,994,095
Town of Brookline (GO)
5.000%, 03/15/24	1,255	1,285,193
Town of Nantucket (GO) Series
5.000%, 08/15/24	1,000	1,030,841
Town of Northbridge (BAN) Series A
3.000%, 06/23/23	7,000	6,987,253
Town of Norwood (GO)
5.000%, 03/15/24	1,775	1,817,703
Town of Plymouth (GO)
5.000%, 05/01/23	1,010	1,019,338
Town of Watertown (GO)
5.000%, 02/01/23	2,445	2,456,245

	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
Town of Watertown MA (GO)
5.000%, 06/15/24	260	$267,281
5.000%, 06/15/25	500	522,214
Town of Wellesley (GO)
5.000%, 12/01/23	3,765	3,837,341
5.000%, 12/01/24	3,340	3,459,476
University of Massachusetts Building Authority (RB) Series 1
¤ 5.000%, 11/01/44 (Pre-refunded @ $100, 11/1/24)	2,620	2,705,599

TOTAL MASSACHUSETTS		159,989,653

MICHIGAN — (0.1%)
Oakland University (RB) Series A
5.000%, 03/01/24	130	132,616
5.000%, 03/01/25	155	160,252
Romeo Community School District (GO) (Q-SBLF)
4.000%, 05/01/24	275	277,575
4.000%, 05/01/25	460	466,325

TOTAL MICHIGAN		1,036,768

MINNESOTA — (2.2%)
Cambridge-Isanti Independent School District No. 911 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	1,410	1,422,041
City of Lakeville (GO) Series
5.000%, 02/01/24	320	326,885
5.000%, 02/01/25	1,420	1,473,041
City of Lakeville (GO) Series A
4.000%, 02/01/23	2,300	2,304,751
City of Rochester Electric Utility Revenue (RB) Series
¤ 5.000%, 12/01/43 (Pre-refunded @ $100, 12/1/23)	150	152,850
Hennepin County (GO)Series A
5.000%, 12/01/24	1,000	1,032,712
Hermantown Independent School District No. 700 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	360	362,987

69

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series A
5.000%, 02/01/23	5,875	$5,899,968
Metropolitan Council (GO)
5.000%, 03/01/24	3,770	3,859,233
Metropolitan Council (GO)
Series B 5.000%, 12/01/23	475	484,228
Metropolitan Council (GO)
Series E 5.000%, 12/01/24	1,000	1,035,158
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/23	2,295	2,305,269
Minnesota Higher Education Facilities Authority (RB) Series
5.000%, 10/01/26	385	402,377
Minnesota Higher Education Facilities Authority (RB) Series B
5.000%, 10/01/25	325	336,275
Minnesota State (GO)
2.000%, 08/01/23	1,000	987,314
5.000%, 08/01/23	1,495	1,515,299
Minnesota State (GO) Series
5.000%, 10/01/26	13,080	13,900,457
Minnesota State (GO) Series B
5.000%, 08/01/24	1,230	1,267,167
Minnesota State (GO) Series D
5.000%, 10/01/24	800	826,317
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series B
3.000%, 02/01/23	2,200	2,198,290
Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) Series A
5.000%, 02/01/24	1,910	1,950,386
South State Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	1,535	1,568,214

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
St. Clair Independent School District No. 75 (GO) (SD CRED PROG) Series A
4.000%, 02/01/25	150	$151,730
Western Minnesota Municipal Power Agency (RB)
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 10/01/24)	350	357,093
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 10/01/24)	1,000	1,020,265

TOTAL MINNESOTA		47,140,307

MISSISSIPPI — (0.1%)
City of Jackson (GO)
5.000%, 03/01/26	125	130,887
Mississippi State
5.000%, 10/01/24	1,280	1,322,107

TOTAL MISSISSIPPI		1,452,994

MISSOURI — (0.7%)
City of Columbia Water & Electric System Revenue (RB) Series B
5.000%, 10/01/23	3,005	3,050,683
City of Kansas City (RB)
5.000%, 09/01/24	860	885,591
City of Kansas City (GO) Series A
3.000%, 02/01/23	1,995	1,993,525
City of Kansas City Sanitary Sewer System Revenue (RB) Series B
5.000%, 01/01/23	1,750	1,755,059
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/23	850	865,423
Columbia School District (GO) (ST AID DIR DEP) Series B
5.000%, 03/01/23	1,750	1,760,356
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/25	1,000	1,031,791
Metropolitan St. Louis Sewer District
¤ 5.000%, 05/01/43 (Pre-refunded @ $100, 5/1/23)	1,375	1,387,237

70

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MISSOURI — (Continued)
Metropolitan St. Louis Sewer District (RB) Series B
5.000%, 05/01/24	425	$436,012
State Charles County School District No. R-IV Wentzville (GO) (ST AID DIR DEP)
4.000%, 03/01/29	1,330	1,342,648

TOTAL MISSOURI		14,508,325

MONTANA — (0.0%)
Montana Facility Finance Authority (RB)
5.000%, 06/01/24	405	412,703

NEBRASKA — (0.8%)
City of Fremont Combined Utility System Revenue (RB)
¤ 4.000%, 11/15/36 (Pre-refunded @ $100, 12/11/23)	2,000	2,016,699
¤ 4.000%, 11/15/37 (Pre-refunded @ $100, 12/11/23)	2,000	2,016,699
City of Omaha (GO)
5.000%, 04/15/23	1,100	1,109,018
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/23	1,515	1,544,110
5.000%, 12/01/24	3,695	3,818,881
Nebraska State Colleges Facilities Corp. (RB) (AGM)
5.000%, 07/15/25	275	284,976
5.000%, 07/15/26	645	675,215
Omaha Public Power District (RB) Series B
5.000%, 02/01/23	2,030	2,038,830
Public Power Generation Agency (RB)
5.000%, 01/01/28	300	305,713
5.000%, 01/01/29	650	660,761
Sarpy County (GO)
5.000%, 06/01/24	1,985	2,037,818

TOTAL NEBRASKA		16,508,720

NEVADA — (2.2%)
Clark County School District (GO)
5.000%, 06/15/24	1,425	1,459,462
5.000%, 06/15/26	530	555,988

	Face Amount^	Value†
	(000)
NEVADA — (Continued)
Las Vegas Valley Water District (GO)
5.000%, 06/01/24	1,655	$1,699,553
Las Vegas Valley Water District (GO) Series
5.000%, 06/01/23	5,035	5,087,760
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	7,930	8,143,476
Nevada State (GO) Series B
5.000%, 11/01/23	15,675	15,946,541
Washoe County (GO)
5.000%, 03/01/23	1,030	1,036,164
Washoe County School District (GO) Series B
5.000%, 04/01/24	11,775	12,050,661

TOTAL NEVADA		45,979,605

NEW HAMPSHIRE — (0.3%)
City of Nashua (GO)
5.000%, 08/01/24	1,830	1,885,297
New Hampshire State (GO) Series A
5.000%, 03/01/24	3,545	3,628,441

TOTAL NEW HAMPSHIRE		5,513,738

NEW JERSEY — (6.6%)
Atlantic County (GO)
3.000%, 03/15/24	1,160	1,152,687
Bergen County
4.000%, 10/19/23	10,000	10,065,724
Borough of Edgewater (BAN)
2.500%, 07/14/23	2,500	2,484,305
City of East Orange (BAN)
4.500%, 10/23/23	8,500	8,587,268
City of Jersey City (BAN) Series A
5.000%, 10/26/23	8,000	8,133,773
County of Union NJ (GO)
3.500%, 06/15/23	22,000	22,044,093
3.000%, 03/01/24	3,895	3,877,252
Cumberland County Improvement Authority (RB) (BAM)
5.000%, 12/15/24	265	273,051
Hudson County Improvement Authority (RN) (CNTY GTD) Series B-
3.000%, 08/04/23	3,090	3,078,527
Mercer County (GO)
4.000%, 02/01/25	665	674,827
Monmouth County (GO)
5.000%, 07/15/24	2,105	2,170,638

71

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CONTINUED

	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
Monmouth County (GO) Series B
5.000%, 01/15/24	3,610	$3,691,055
New Jersey Economic Dev. Authority (RB)
5.000%, 06/15/23	850	856,851
¤ 5.250%, 06/15/29 (Pre-refunded @ $100, 6/15/25)	630	661,925
¤ 5.250%, 06/15/31 (Pre-refunded @ $100, 6/15/25)	1,000	1,050,675
New Jersey Economic Dev. Authority
¤ 5.000%, 03/01/28	18,025	18,131,668
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/25	315	325,063
5.000%, 07/01/26	670	698,525
New Jersey State (GO)
5.000%, 06/01/25	7,585	7,871,593
New Jersey Turnpike Authority (RB) Series
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 7/1/24)	5,000	5,141,939
New Jersey Turnpike Authority (RB) Series B
¤ 5.000%, 01/01/26 (Pre-refunded @ $100, 1/1/23)	4,575	4,588,987
¤ 5.000%, 01/01/28 (Pre-refunded @ $100, 1/1/23)	1,335	1,339,081
Princeton NJ (GO)
2.000%, 12/15/22	1,715	1,711,602
Rutgers The State University of New Jersey (RB) Series J
¤ 5.000%, 05/01/29 (Pre-refunded @ $100, 5/1/23)	4,515	4,556,297
¤ 5.000%, 05/01/36 (Pre-refunded @ $100, 5/1/23)	1,540	1,554,086
South Jersey Transportation Authority (RB) Series A
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 11/1/22)	1,920	1,920,000
Township of Brick NJ (GO)
3.000%, 06/15/23	6,000	5,995,909

	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
Township of East Brunswick (GO)
1.000%, 02/15/23	1,405	$1,392,248
Township of East Brunswick (BAN)
3.500%, 07/18/23	11,000	11,006,270
Township of Toms River NJ (GO)
4.000%, 06/01/24	1,520	1,535,349
4.000%, 06/01/25	1,130	1,147,061
Ventnor City
2.500%, 07/12/23	3,000	2,982,798

TOTAL NEW JERSEY		140,701,127

NEW MEXICO — (0.1%)
City of Albuquerque (GO) Series D
5.000%, 07/01/25	995	1,038,345

NEW YORK — (10.8%)
Amityville Union Free School District (GO)
4.000%, 06/16/23	4,000	4,013,391
Brighton Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/23	2,025	2,002,799
City of Auburn (BAN)
3.500%, 08/16/23	7,000	6,992,061
City of New York (GO)
5.000%, 08/01/25	930	970,442
City of New York (GO) Series
5.000%, 08/01/25	520	526,520
City of New York (GO) Series I
5.000%, 03/01/31	6,120	6,224,778
City of Rochester
4.000%, 08/02/23	12,000	12,028,290
City of Syracuse (GO) Series B
4.000%, 06/01/23	525	527,447
City of White Plains (GO) Series B
5.000%, 02/15/24	685	700,521
County of Suffolk
5.000%, 10/15/23	2,620	2,660,470
East Ramapo Central School District (GO) Series A
3.000%, 05/31/23	7,500	7,475,530
East Syracuse-Minoa Central School District (GO) Series B
3.000%, 06/28/23	13,900	13,879,193

72

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Elmira City School District (GO)
4.000%, 06/23/23	11,625	$11,679,486
Evans-Brant Central School District (GO) Series B
4.000%, 06/23/23	11,625	11,679,486
Genesee County (GO) (BAM)
3.000%, 03/15/24	500	497,743
Hermon-DeKalb Central School District (GO)
4.000%, 06/29/23	4,000	4,015,455
Horseheads Central School District (GO)
3.000%, 06/22/23	8,685	8,645,838
Lancaster Central School District (GO)
4.000%, 06/09/23	13,000	13,051,155
Metropolitan Transportation Authority (RB) Series B
5.000%, 11/15/23	410	412,831
Monroe County Industrial Dev. Corp. (RB)
5.000%, 12/01/26	700	720,212
Monroe-Woodbury Central School District (GO) (ST AID WITHHLDG)
5.000%, 02/15/24	1,385	1,415,149
New York City Housing Dev. Corp. (RB) Series B2
¤ 5.250%, 07/01/31 (Pre-refunded @ $100, 7/3/23)	9,785	9,919,561
New York Convention Center Dev. Corp. (RB)
5.000%, 11/15/24	2,035	2,089,339
5.000%, 11/15/25	2,000	2,074,380
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/23	1,430	1,439,743
5.000%, 03/15/25	310	321,386
¤ 5.000%, 07/01/25 (Pre-refunded @ $100, 7/1/23)	1,000	1,012,012
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/23	2,000	2,010,643
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/24	20,000	20,481,162
New York State Thruway Authority (RB) Series A-BID GRP 1
5.000%, 03/15/24	16,235	16,625,583

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
New York State Thruway Authority (RB) Series J
5.000%, 01/01/27	305	$310,025
New York State Urban Development Corp. (RB)
5.000%, 03/15/24	2,205	2,257,451
5.000%, 03/15/25	6,225	6,462,276
Oswego City School District (BAN) (ST AID WITHHLDG)
3.750%, 07/21/23	7,000	7,000,325
Port Authority of New York & New Jersey (RB)
4.000%, 12/01/25	750	763,171
Suffolk County (GO) (AGM) Series B
4.000%, 10/15/24	675	681,886
Town of Carmel (BAN)
3.000%, 09/29/23	4,000	3,988,801
Town of Grand Island (BAN)
4.000%, 10/06/23	8,000	8,041,799
Town of Oyster Bay (GO)
3.000%, 03/09/23	2,000	1,998,880
Town of Wallkill (BAN)
4.000%, 07/28/23	7,500	7,533,092
Utica School District (GO)
3.000%, 06/22/23	4,250	4,239,373
Wappingers Central School District (BAN) (ST AID WITHHLDG)
4.000%, 08/10/23	7,000	7,026,027
Westbury Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 12/15/22	1,605	1,608,582
Williamsville Central School District (GO)
4.000%, 06/07/23	11,000	11,043,648

TOTAL NEW YORK		229,047,942

NORTH CAROLINA — (2.1%)
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/23	3,000	3,036,431
Forsyth County (GO) Series B
4.000%, 03/01/23	1,270	1,273,467
Forsyth County (GO) Series C
5.000%, 03/01/23	1,920	1,931,489

73

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CONTINUED

	Face Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
Guilford County (GO) Series A
5.000%, 03/01/24	1,610	$1,647,049
Guilford County (GO) Series B
4.000%, 03/01/24	2,500	2,525,243
North Carolina State
5.000%, 06/01/23	5,460	5,520,051
5.000%, 06/01/24	6,575	6,761,222
North Carolina Turnpike Authority (RB)
5.000%, 02/01/24	7,360	7,448,930
Town of Holly Springs (GO)
5.000%, 06/01/23	1,000	1,010,710
Wake County (GO)
5.000%, 03/01/24	1,010	1,033,640
Wake County (GO) Series A
5.000%, 02/01/24	8,350	8,533,765
Wake County (GO) Series B
5.000%, 02/01/24	4,410	4,507,054

TOTAL NORTH CAROLINA		45,229,051

OHIO — (1.8%)
Akron Bath Copley Joint Township Hospital District (RB)
5.000%, 11/15/24	430	441,737
American Municipal Power, Inc. (RB)
5.000%, 02/15/23	500	502,099
City of Columbus (GO) Series 1
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/23)	1,000	1,012,012
City of Columbus (GO) Series A
5.000%, 04/01/23	1,300	1,310,181
City of Dublin (GO)
5.000%, 12/01/23	2,090	2,129,711
Highland Local School District/Medina County (GO) Series A
¤ 5.250%, 12/01/48 (Pre-refunded @ $100, 6/1/23)	3,030	3,066,421
Ohio State
5.000%, 12/15/23	2,000	2,040,839
Ohio State (GO)
5.000%, 05/01/24	500	513,029
Ohio State (GO) Series
5.000%, 11/01/23	1,410	1,435,818

	Face Amount^	Value†
	(000)
OHIO — (Continued)
Ohio State (GO) Series A
5.000%, 06/15/23	1,000	$1,011,686
5.000%, 06/15/24	1,500	1,543,445
Ohio State (GO) Series B
5.000%, 09/15/23	7,270	7,386,794
Ohio State (GO) Series C
5.000%, 08/01/23	1,000	1,013,949
5.000%, 09/15/23	2,330	2,367,432
Ohio State (GO) Series T
5.000%, 11/01/22	9,100	9,100,000
Ohio State (GO) Series W
4.000%, 05/01/23	1,000	1,004,300
Ohio University (RB)
¤ 5.000%, 12/01/39 (Pre-refunded @ $100, 12/1/22)	3,000	3,004,498

TOTAL OHIO		38,883,951

OKLAHOMA — (0.3%)
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/24	4,470	4,586,180
Oklahoma County Independent School District No. 12 Edmond (GO)
3.000%, 03/01/26	1,605	1,574,680

TOTAL OKLAHOMA		6,160,860

OREGON — (1.2%)
City of Salem (GO)
5.000%, 06/01/23	5,705	5,766,098
Klamath County School District (GO) (SCH BD GTY)
¤ 5.000%, 06/15/31 (Pre-refunded @ $100, 6/15/23)	1,000	1,011,290
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
5.000%, 06/15/24	8,780	9,027,286
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	395	411,437
Oregon State (GO)
5.000%, 05/01/24	815	836,478
5.000%, 06/01/24	1,785	1,834,443

74

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CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Oregon State (GO) Series G
¤ 5.000%, 11/01/30 (Pre-refunded @ $100, 11/1/23)	4,140	$4,212,943
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/23)	1,000	1,018,283
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/26	400	418,146

TOTAL OREGON		24,536,404

PENNSYLVANIA — (4.5%)
Allegheny County Hospital Dev. Authority (RB)
5.000%, 07/15/26	1,155	1,207,475
City of Lancaster (GO) (BAM)
5.000%, 05/01/24	275	281,882
City of Philadelphia (GO)
5.000%, 02/01/26	650	676,870
¤ 5.000%, 07/15/38 (Pre-refunded @ $100, 01/15/24)	8,800	8,984,154
City of Philadelphia (GO) Series
5.000%, 05/01/25	350	361,904
City of Philadelphia (GO) Series A
5.000%, 08/01/23	4,000	4,051,045
5.000%, 08/01/25	4,240	4,399,516
City of Philadelphia Water & Wastewater Revenue (RB) Series A
¤ 5.000%, 07/01/45 (Pre-refunded @ $100, 7/1/24)	15,000	15,425,816
Commonwealth of Pennsylvania (GO)
5.000%, 02/01/27	4,390	4,597,535
County of Montgomery PA (GO)
5.000%, 07/01/25	3,190	3,333,116
East Stroudsburg Area School District (GO) (ST AID WITHHLDG) Series AA
4.000%, 09/01/27	2,330	2,366,347
Lebanon County (GO) (AGM)
4.000%, 10/15/24	250	253,117

	Face Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Lehigh County Authority (RB)
4.000%, 11/01/22	1,445	$1,445,000
4.000%, 11/01/23	1,435	1,445,746
Lower Merion School District (GO) (ST AID WITHHLDG)
5.000%, 11/15/22	1,980	1,981,364
Monroeville Finance Authority (RB) Series B
5.000%, 02/15/24	550	560,369
Montgomery County Higher Education and Health Authority (RB)
5.000%, 05/01/24	475	483,958
Pennsylvania Economic Dev. Financing Authority (RB) Series A
5.000%, 02/01/33	60	60,802
Pennsylvania Turnpike Commission (RB)
¤ 5.250%, 12/01/43 (Pre-refunded @ $100, 12/1/23)	27,480	28,059,773
Pennsylvania Turnpike Commission (RB) Series C
¤ 5.000%, 12/01/43 (Pre-refunded @ $100, 12/1/23)	14,655	14,925,615
Sports & Exhibition Authority of Pittsburgh and Allegheny County
4.000%, 02/01/24	1,425	1,433,870

TOTAL PENNSYLVANIA		96,335,274

RHODE ISLAND — (0.0%)
Rhode State Island (GO) Series E
5.000%, 08/01/23	745	755,171

SOUTH CAROLINA — (2.4%)
Beaufort County (GO) (ST AID WITHHLDG)
5.000%, 03/01/23	1,130	1,136,950
Beaufort County School District (GO) (SCSDE) Series
5.000%, 03/01/23	7,590	7,634,664
Charleston County (GO)
5.000%, 11/01/22	3,750	3,750,000
Charleston County School District (GO)
4.000%, 05/10/23	12,880	12,933,525

75

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CONTINUED

	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
Florence County (GO) (ST AID WITHHLDG)
5.000%, 06/01/23	8,800	$8,891,196
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/23	1,450	1,465,110
Piedmont Municipal Power Agency
4.000%, 01/01/24	1,250	1,253,074
Piedmont Municipal Power Agency (RB) Series
5.000%, 01/01/30	1,010	1,031,481
Piedmont Municipal Power Agency (RB) Series E
5.000%, 01/01/23	1,500	1,503,090
South Carolina Public Service Authority
5.000%, 12/01/24	1,590	1,630,414
South Carolina Public Service Authority (RB) Series C
5.000%, 12/01/26	4,325	4,416,335
Spartanburg County (GO)
2.000%, 04/01/23	1,180	1,171,818
Spartanburg County School District No. 2 (GO) (SCSDE)
5.000%, 03/01/23	1,510	1,519,036
State of South Carolina (GO)
5.000%, 04/01/24	1,575	1,613,629

TOTAL SOUTH CAROLINA		49,950,322

TENNESSEE — (2.0%)
City of Knoxville (GO)
5.000%, 05/01/23	11,550	11,656,787
City of Sevierville (GO)
5.000%, 06/01/24	2,330	2,391,636
5.000%, 06/01/25	2,575	2,680,699
Knox County (GO)
5.000%, 06/01/24	1,500	1,541,315
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (RB) Series
5.000%, 07/01/30	100	102,125
Metropolitan Government of Nashville & Davidson County (GO) Series A
5.000%, 07/01/23	1,500	1,518,116
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 1/1/23)	10,595	10,627,038

	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government of Nashville & Davidson County (GO) Series C
5.000%, 01/01/23	7,300	$7,322,196
Tennessee State (GO) Series A
5.000%, 11/01/22	2,000	2,000,000
5.000%, 11/01/23	1,100	1,120,142
Wilson County (GO)
5.000%, 05/01/23	990	999,153

TOTAL TENNESSEE		41,959,207

TEXAS — (13.3%)
Alamo Community College District (GO)
5.000%, 08/15/24	800	823,688
Alamo Heights Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/01/24	1,260	1,284,781
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	210	211,111
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	2,130	2,141,334
Arlington Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/24	1,070	1,094,244
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/23	2,500	2,532,460
Austin Independent School District (GO) Series B
5.000%, 08/01/25	1,145	1,194,180
Brownsville Utilities System Revenue (RB) Series A
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/23)	3,655	3,706,156
Bryan Electric System Revenue (RB)
5.000%, 07/01/25	245	253,897
Central Texas Regional Mobility Authority (RB)
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 07/01/26)	13,000	13,556,189

76

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Central Texas Regional Mobility Authority (RB) Series A-
¤ 5.000%, 01/01/40 (Pre-refunded @ $100, 7/1/25)	2,000	$2,085,568
Central Texas Regional Mobility Authority (RB) Series D
5.000%, 01/01/23	100	100,267
5.000%, 01/01/24	100	101,716
5.000%, 01/01/25	100	102,614
City of Abilene (GO)
¤ 5.000%, 02/15/40 (Pre-refunded @ $100, 2/15/23)	1,545	1,553,151
City of Amarillo (GO)
4.000%, 02/15/23	1,495	1,498,744
City of Arlington (GO) Series
5.000%, 08/15/24	1,300	1,338,950
City of Bryan TX Electric System Revenue (RB)
5.000%, 07/01/26	860	901,118
City of Cedar Park (GO)
5.000%, 02/15/24	305	311,678
5.000%, 02/15/25	520	539,507
City of College Station (GO)
5.000%, 02/15/24	1,000	1,021,895
5.000%, 02/15/25	1,000	1,035,726
City of Conroe (GO) Series C
5.000%, 11/15/25	1,090	1,137,865
City of Conroe TX (GO)
5.000%, 03/01/23	1,460	1,468,688
City of Dallas (GO)
5.000%, 02/15/23	2,025	2,034,901
5.000%, 02/15/25	4,205	4,348,659
City of Dallas Hotel Occupancy Tax Revenue (RB)
5.000%, 08/15/23	1,185	1,200,019
City of Denton (GO)
3.000%, 02/15/23	1,340	1,338,911
5.000%, 02/15/24	3,985	4,073,771
5.000%, 02/15/25	995	1,031,881
City of Fort Worth (GO)
5.000%, 03/01/23	9,965	10,024,632
5.000%, 03/01/24	3,085	3,155,180
5.000%, 03/01/25	3,200	3,319,344
City of Garland (GO)
5.000%, 02/15/24	1,990	2,031,550
City of Houston (GO)
¤ 4.000%, 03/01/33 (Pre-refunded @ $100, 03/01/24)	2,000	2,018,112

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Irving (GO)
2.000%, 09/15/23	1,250	$1,231,186
5.000%, 09/15/24	950	979,697
City of Kyle (GO) (AGM)
5.000%, 08/15/23	1,725	1,747,401
City of Laredo Waterworks & Sewer System Revenue (RB)
5.000%, 03/01/23	1,225	1,232,005
City of Lewisville (GO)
5.000%, 02/15/24	450	459,967
City of New Braunfels (GO)
5.000%, 02/01/23	725	728,027
City of Pflugerville (GO)
5.000%, 08/01/23	1,250	1,266,694
City of San Angelo (GO)
2.000%, 02/15/23	2,500	2,485,262
City of Temple
5.000%, 08/01/23	250	253,246
5.000%, 08/01/24	100	102,884
5.000%, 08/01/25	200	208,376
5.000%, 08/01/26	230	242,705
City of Waco (GO)
5.000%, 02/01/24	3,625	3,702,990
Clear Lake City Water Authority (GO)
5.000%, 03/01/25	200	206,188
5.000%, 03/01/26	250	260,415
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	1,190	1,196,161
Clifton Higher Education Finance Corp. (RB)
5.000%, 08/15/24	425	436,244
5.000%, 08/15/25	440	456,178
Collin Country (GO)
5.000%, 02/15/23	835	839,395
Conroe Independent School District (GO)
5.000%, 02/15/24	3,275	3,347,123
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/23	1,190	1,196,161
5.000%, 02/15/25	2,160	2,240,546
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	190	194,233
5.000%, 02/15/25	190	197,085

77

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Dallas Area Rapid Transit (RB)
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/25)	1,450	$1,520,995
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/22)	1,000	1,001,499
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/32 (Pre-refunded @ $100, 12/1/24)	1,450	1,500,683
¤ 5.000%, 12/01/33 (Pre-refunded @ $100, 12/1/25)	2,580	2,706,321
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	350	364,844
Dallas Fort Worth International Airport (RB)
5.000%, 11/01/24	800	823,324
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/24	1,000	1,029,155
5.000%, 11/01/25	1,770	1,845,302
Dallas Fort Worth International Airport (RB) Series F
5.125%, 11/01/25	700	710,003
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	5,690	5,817,476
Dallas Independent School District (GO) (PSF-GTD) Series
5.000%, 02/15/24	11,365	11,619,616
Dallas Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/23	7,220	7,237,665
Eagle Mountain & Saginaw Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,250	1,267,793
Fort Bend Independent School District (GO)
5.000%, 08/15/24	980	1,008,674
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/23	1,450	1,457,340

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	350	$357,886
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/23	725	728,208
5.000%, 02/01/24	875	893,502
Georgetown Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	6,010	6,095,549
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	410	412,158
Grand Parkway Transportation Corp. (RB)
¤ 5.250%, 10/01/51 (Pre-refunded @ $100, 10/01/23)	9,105	9,268,683
Harris County (GO)
5.000%, 10/01/23	2,700	2,743,734
Harris County (GO) Series A
5.000%, 10/01/23	1,420	1,442,615
5.000%, 10/01/24	8,600	8,879,669
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 05/15/27	800	835,268
Harris County Flood Control District (GO) Series A
4.000%, 10/01/23	2,040	2,054,273
5.000%, 10/01/23	3,645	3,703,051
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	1,150	1,155,954
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,115	1,130,697
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	180	185,192
5.000%, 08/01/25	125	130,503
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	195	199,468
5.000%, 02/15/25	200	206,967
Lower Colorado River Authority (RB)
5.000%, 05/15/24	1,120	1,146,326

78

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
5.000%, 05/15/25	265	$274,334
5.000%, 05/15/26	1,740	1,823,013
Mansfield Independent School District (GO) (PSF-GTD)
¤ 4.000%, 02/15/29 (Pre-refunded @ $100, 2/15/24)	5,000	5,044,014
Midway Independent School District/McLennan County (GO) (PSF-GTD)
5.000%, 08/01/25	2,000	2,090,722
Navasota Independent School District (GO)
¤ 5.000%, 02/15/31 (Pre-refunded @ $100, 2/15/25)	885	914,855
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/25	7,325	7,458,282
5.000%, 01/01/26	6,850	6,969,922
5.000%, 01/01/27	1,435	1,458,478
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	5,900	5,981,680
Northside Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/23	1,820	1,829,423
Pecos Barstow Toyah Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	965	970,135
Pflugerville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	15,000	15,200,639
Port Arthur Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,700	1,735,279
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	1,600	1,608,053
5.000%, 02/15/24	1,835	1,874,944
5.000%, 02/15/25	635	658,679
Richardson Independent School District (GO)
5.000%, 02/15/24	1,855	1,895,380
San Antonio Independent School District
5.000%, 08/15/24	1,375	1,417,406

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
San Patricio County (GO)
5.000%, 04/01/24	130	$132,808
5.000%, 04/01/25	200	206,913
Tarrant County (GO)
5.000%, 07/15/24	300	308,700
5.000%, 07/15/25	400	417,133
Tarrant County College District (GO)
5.000%, 08/15/24	1,370	1,410,567
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/26	300	312,981
Tarrant Regional Water District Water Supply System Revenue (RB)
¤ 5.000%, 03/01/30 (Pre-refunded @ $100, 03/01/24)	5,570	5,694,516
Texas State (GO)
5.000%, 10/01/23	5,110	5,193,697
5.000%, 08/01/24	860	885,987
¤ 5.000%, 10/01/44 (Pre-refunded @ $100, 10/01/24)	1,520	1,569,144
Texas State (GO) Series A
5.000%, 10/01/23	10,760	10,936,239
Texas State Technical College
5.000%, 08/01/23	1,410	1,425,640
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/26	1,570	1,662,558
Timber Lane Utility District (GO) (AGM) Series
4.000%, 08/01/25	555	560,619
Town of Prosper (GO)
5.000%, 02/15/23	425	427,164
5.000%, 02/15/24	215	219,516
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/23	1,145	1,160,037
Trinity River Authority Central Regional Wastewater System Revenue
5.000%, 08/01/24	405	416,820

79

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/25	660	$683,927
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	250	261,015
Waco Independent School District (GO)
5.000%, 08/15/26	100	105,830
West Travis County Public Utility Agency (RB)
6.500%, 08/15/25	675	728,468
6.500%, 08/15/26	280	309,042
Wichita Falls Independent School District (GO) (PSF-GTD)
3.000%, 02/01/23	1,400	1,399,124
Williamson County (GO)
5.000%, 02/15/23	5,000	5,025,887

TOTAL TEXAS		281,922,619

UTAH — (0.5%)
City of Salt Lake City UT Public Utilities Revenue (RB)
5.000%, 02/01/25	1,285	1,332,716
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/23	1,100	1,118,017
Salt Lake City Corp.
5.000%, 06/15/23	430	434,972
Utah State
5.000%, 07/01/26	1,215	1,290,247
Utah State (GO)
5.000%, 07/01/26	1,405	1,492,014
Utah State (GO) Series B
5.000%, 07/01/23	5,500	5,567,516

TOTAL UTAH		11,235,482

VIRGINIA — (1.8%)
City of Harrisonburg (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/23	3,000	3,037,810
City of Manassas (GO) (ST AID WITHHLDG)
5.000%, 01/01/23	2,345	2,352,091

	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
City of Newport News (GO) (ST AID WITHHLDG) Series A
4.000%, 02/01/23	1,565	$1,568,271
City of Roanoke (GO)
5.000%, 04/01/24	165	169,047
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
5.000%, 09/01/23	4,475	4,543,903
Fairfax County (GO)
4.000%, 10/01/23	1,000	1,007,896
Fairfax County (GO) (ST AID WITHHLDG) Series
4.000%, 10/01/23	13,635	13,742,665
Fairfax County Water Authority (RB)
5.000%, 04/01/23	765	770,896
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/22	5,000	5,007,949
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/23	1,545	1,549,338
Town of Leesburg (GO) (ST AID WITHHLDG)
5.000%, 01/15/23	1,000	1,003,777
Virginia College Building Authority (RB)
¤ 5.000%, 02/01/28 (Pre-refunded @ $100, 2/1/23)	1,310	1,315,960
Virginia Public Building Authority (RB)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/24)	1,000	1,029,701

TOTAL VIRGINIA		37,099,304

WASHINGTON — (4.9%)
City of Seattle (GO) Series A
5.000%, 12/01/22	1,710	1,712,578
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 07/01/23	8,425	8,523,417
City of Seattle Water System Revenue (RB)
5.000%, 08/01/23	1,695	1,718,014
City of Seattle Water System Revenue
5.000%, 09/01/24	5,910	6,096,495

80

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CONTINUED

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Energy Northwest
5.000%, 07/01/23	985	$996,961
Energy Northwest (RB)
5.000%, 07/01/23	13,750	13,916,975
5.000%, 07/01/26	500	518,932
King County (GO)
¤ 5.000%, 12/01/26 (Pre-refunded @ $100, 6/1/23)	1,000	1,010,594
King County (GO) Series A
3.000%, 01/01/23	2,000	1,999,243
King County Public Hospital District No. 1 (GO)
5.000%, 12/01/25	905	943,377
King County School District No. 401 Highline (GO) (SCH BD GTY) Series A
4.000%, 06/01/24	3,000	3,035,838
King County School District No. 414 Lake Washington (GO)
4.000%, 12/01/22	1,685	1,686,190
King County School District No. 415 Kent (GO) (SCH BD GTY)
4.000%, 12/01/23	1,885	1,897,564
King County Sewer Revenue (RB)
¤ 5.000%, 07/01/40 (Pre-refunded @ $100, 1/1/25)	1,300	1,347,691
Pierce County School District No. 403 Bethel (GO) (SCH BD GTY)
4.000%, 12/01/22	800	800,519
Washington Health Care Facilities Authority (RB)
5.000%, 08/01/26	100	103,282
Washington State
5.000%, 07/01/23	750	758,363
Washington State Series C
5.000%, 01/01/23	1,185	1,188,327
Washington State (GO)
5.000%, 02/01/24	3,650	3,730,779
5.000%, 08/01/24	300	309,117
5.000%, 07/01/25	7,810	8,150,229
Washington State (GO) Series C
5.000%, 02/01/23	2,000	2,009,248
5.000%, 02/01/24	11,000	11,243,443
Washington State (GO) Series R-2018D
5.000%, 08/01/23	5,000	5,068,261

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Washington State (GO) Series R-2021C
5.000%, 08/01/23	7,500	$7,602,391
Washington State (COP) Series A
5.000%, 01/01/23	3,150	3,158,845
5.000%, 01/01/24	3,735	3,805,534
Whatcom County School District No. 501 Bellingham (GO) (SCH BD GTY)
5.000%, 12/01/22	2,600	2,603,813
Whatcom County School District No. 501 Bellingham (GO)
5.000%, 12/01/23	8,325	8,480,507

TOTAL WASHINGTON		104,416,527

WISCONSIN — (2.1%)
City of Madison (GO)
4.000%, 10/01/25	2,980	3,035,669
City of Madison (GO) Series A
5.000%, 10/01/23	1,780	1,809,155
City of Madison (GO) Series C
5.000%, 10/01/23	845	858,840
City of Milwaukee (GO)
5.000%, 04/01/25	3,040	3,135,826
City of Milwaukee (GO) Series N2
5.000%, 04/01/24	2,575	2,617,782
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	1,060	1,116,626
City of Waukesha (GO) Series C
5.000%, 10/01/23	210	213,401
Janesville School District (GO)
3.000%, 03/01/23	925	924,508
Madison Metropolitan School District (GO)
3.000%, 03/01/24	990	987,594
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/24	3,030	3,120,570
Public Finance Authority (RB)
4.000%, 07/01/25	1,385	1,402,164
5.000%, 07/01/26	1,255	1,315,883
University of Wisconsin Hospitals & Clinics (RB)
5.000%, 04/01/23	1,000	1,007,335

81

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CONTINUED

	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
Wisconsin Department of Transportation (RB)
¤ 4.500%, 07/01/32 (Pre-refunded @ $100, 7/1/23)	8,345	$8,416,423
Wisconsin State (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/24)	2,000	2,051,526
Wisconsin State (GO) Series
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/23)	2,695	2,718,985
Wisconsin State (GO) Series 1
5.000%, 05/01/23	1,000	1,009,246

	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
Wisconsin State (GO) Series
2 5.000%, 11/01/22	4,250	$4,250,000
Wisconsin State (GO) Series A
5.000%, 05/01/23	4,260	4,299,386

TOTAL WISCONSIN		44,290,919

TOTAL MUNICIPAL BONDS Cost ($2,159,973,883)		2,119,910,388

TOTAL INVESTMENTS — (100.0%) (Cost $2,159,973,883)		$2,119,910,388

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$2,119,910,388	—	$2,119,910,388

TOTAL	—	$2,119,910,388	—	$2,119,910,388

See accompanying Notes to Financial Statements.

82

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SCHEDULE OF INVESTMENTS

October 31, 2022

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.4%)
Alabama State (GO) Series C
5.000%, 08/01/24	3,000	$3,091,168
Mobile County Board of School Commissioners (ST) (BAM)
5.000%, 03/01/29	575	614,051
5.000%, 03/01/30	800	859,848
Mobile County Board of School Commissioners (ST) (BAM) Series B
5.000%, 03/01/28	650	689,750
Water Works Board of the City of Birmingham (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,275	1,321,233

TOTAL ALABAMA		6,576,050

ALASKA — (0.2%)
Alaska State International Airports System (RB) Series A
5.000%, 10/01/27	210	217,437
City of Anchorage (GO) Series B
5.000%, 09/01/23	200	202,799
City of Anchorage (GO) Series C
5.000%, 09/01/24	2,765	2,846,283
City of Anchorage Electric Revenue (RB) Series A
¤ 5.000%, 12/01/41 (Pre-refunded @ $100, 12/1/24)	500	515,949

TOTAL ALASKA		3,782,468

ARIZONA — (0.8%)
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,865	1,943,361
City of Tucson (GO) Series A
5.000%, 07/01/24	700	719,413
City of Tucson Water System Revenue (RB)
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/25)	1,000	1,044,083

	Face Amount^	Value†
	(000)
ARIZONA — (Continued)
Glendale Union High School District No. 205 (GO) (AGM) Series B
5.000%, 07/01/28	250	$268,705
5.000%, 07/01/29	500	542,708
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	1,810	1,807,464
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/24	250	256,688
Maricopa County Unified School District No. 80 Chandler (GO) Series B
5.000%, 07/01/24	2,100	2,158,926
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/24	3,250	3,343,326
Scottsdale Municipal Property Corp. (RB)
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/25)	1,230	1,284,222

TOTAL ARIZONA		13,368,896

ARKANSAS — (0.3%)
Arkansas State (GO)
4.250%, 06/01/23	3,325	3,346,385
City of Fort Smith Water & Sewer Revenue (RB)
5.000%, 10/01/30	2,100	2,218,005

TOTAL ARKANSAS		5,564,390

CALIFORNIA — (2.7%)
San Joaquin Hills Transportation Corridor Agency (RB)
5.000%, 01/15/30	750	771,229
San Mateo Foster City Public Financing Authority (RB) Series B
5.000%, 08/01/25	4,000	4,186,810
Southern California Public Power Authority (RB)
5.000%, 07/01/23	430	435,449

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
State of California (GO)
5.000%, 08/01/25	4,915	$5,143,223
5.000%, 11/01/25	1,985	2,085,033
3.000%, 03/01/26	3,000	2,949,774
5.000%, 08/01/26	8,250	8,753,426
3.500%, 08/01/27	800	801,355
5.000%, 11/01/27	5,610	6,038,852
5.000%, 04/01/29	2,000	2,188,494
State of California (GO) Series B
5.000%, 09/01/25	9,000	9,429,739
5.000%, 09/01/26	1,000	1,062,249
Union Elementary School District (GO) Series A
¤ 5.000%, 09/01/44 (Pre-refunded @ $100, 9/1/24)	500	516,229

TOTAL CALIFORNIA		44,361,862

COLORADO — (1.2%)
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J
5.000%, 12/15/29	815	864,315
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	2,185	2,216,889
Colorado Health Facilities Authority
5.000%, 11/01/30	1,000	1,050,597
Colorado Health Facilities Authority (RB) Series A-
5.000%, 08/01/34	30	30,294
Colorado Health Facilities Authority, Revenue Bonds (RB)
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	12,000	12,483,527
Denver Health & Hospital Authority (COP)
5.000%, 12/01/29	325	333,751
Platte River Power Authority (RB) Series JJ
5.000%, 06/01/23	2,425	2,450,271
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/24	870	899,168

TOTAL COLORADO		20,328,812

	Face Amount^	Value†
	(000)
CONNECTICUT — (1.2%)
City of Bristol (GO)
5.000%, 03/15/29	830	$904,786
City of New Haven (GO) Series A
5.000%, 08/01/28	1,000	1,054,420
5.000%, 08/01/29	1,000	1,058,556
City of Waterbury (GO)
5.000%, 08/01/29	625	673,857
City of Waterbury (GO) Series B
4.000%, 09/01/23	1,500	1,508,080
Connecticut State (GO)
4.000%, 01/15/28	2,175	2,204,715
4.000%, 01/15/34	7,000	6,863,939
State of Connecticut
5.000%, 10/15/29	700	738,068
Town of Greenwich (GO) Series A
5.000%, 01/15/25	2,925	3,034,747
University of Connecticut (RB)
5.000%, 04/15/27	935	995,217

TOTAL CONNECTICUT		19,036,385

DELAWARE — (0.5%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/25	45	46,879
Delaware State (GO)
5.000%, 02/01/24	2,000	2,044,016
5.000%, 02/01/29	5,000	5,472,788
Delaware State (GO) Series B
5.000%, 07/01/24	470	483,573

TOTAL DELAWARE		8,047,256

DISTRICT OF COLUMBIA — (1.2%)
District of Columbia (GO) Series A
5.000%, 06/01/24	1,485	1,525,902
5.000%, 06/01/25	1,500	1,564,595
District of Columbia (GO) Series B
5.000%, 06/01/25	4,500	4,693,785
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/26	3,525	3,725,798
5.000%, 07/01/27	8,180	8,757,490

TOTAL DISTRICT OF COLUMBIA		20,267,570

84

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CONTINUED

	Face Amount^	Value†
	(000)
FLORIDA — (5.4%)
Alachua County School Board (AGM)
5.000%, 07/01/29	5,230	$5,587,070
Bay County School Board Series A
5.000%, 07/01/28	555	594,464
Board of Governors State University System of Florida (RB) Series A
3.000%, 07/01/24	2,580	2,559,659
Broward County Tourist Dev. Tax Revenue
4.000%, 09/01/36	2,225	2,069,746
Broward County Tourist Dev. Tax Revenue (RB)
4.000%, 09/01/38	5,000	4,506,304
Central Florida Expressway Authority (RB) (AGM)
4.000%, 07/01/34	2,075	2,017,853
4.000%, 07/01/35	1,750	1,658,574
Central Florida Expressway Authority (RB) Series B
4.000%, 07/01/30	1,470	1,465,128
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	2,025	2,187,564
Country of Hillsborough Fl Wastewater Impact Fee
5.000%, 05/01/27	1,000	1,059,424
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/25	1,000	1,043,563
Florida Dev. Finance Corp. (RB)
5.000%, 11/15/28	1,310	1,371,221
5.000%, 11/15/29	1,060	1,108,778
5.000%, 11/15/30	1,220	1,270,577
Florida State (GO) Series A
5.000%, 06/01/24	1,400	1,438,560
5.000%, 07/01/24	5,000	5,140,301
5.000%, 06/01/25	6,500	6,781,551
Florida State (GO) Series B
5.000%, 06/01/23	350	353,748
5.000%, 06/01/24	3,740	3,843,011
Florida State (GO) Series C
5.000%, 06/01/27	2,000	2,142,529
Florida State (GO) (ST GTD) Series A
5.000%, 06/01/27	6,565	7,032,852
Hillsborough County School Board (COP)
5.000%, 07/01/29	1,810	1,920,455

	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Miami-Dade County (GO)
5.000%, 07/01/25	2,295	$2,389,021
Miami-Dade County Aviation Revenue (RB) Series A
4.000%, 10/01/34	2,510	2,321,869
Miami-Dade County Health Facilities Authority (RB)
5.000%, 08/01/26	500	518,168
Okaloosa County School Board (COP)
5.000%, 10/01/29	1,000	1,076,543
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/24	3,000	3,095,303
Palm Beach County Health Facilities Authority (RB)
5.000%, 08/15/26	105	109,525
Pasco County School Board (AGM) Series A
5.000%, 08/01/36	1,985	2,097,329
5.000%, 08/01/37	3,000	3,154,275
Peace River Manasota Regional Water Supply Authority (RB)
5.000%, 10/01/25	2,030	2,115,816
School Board of Miami-Dade County (COP) Series D
5.000%, 02/01/26	165	172,336
School District of Broward County Series A
5.000%, 07/01/27	650	689,830
School District of Broward County (COP) Series B
5.000%, 07/01/28	1,000	1,058,244
5.000%, 07/01/35	8,000	8,462,714
Tampa Bay Water (RB) Series A
5.000%, 10/01/25	2,850	2,969,677

TOTAL FLORIDA		87,383,582

GEORGIA — (3.0%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	2,000	2,099,720
DeKalb County Water & Sewerage Revenue (RB) Series B
5.250%, 10/01/24	2,830	2,932,921
Dev. Authority for Fulton County (RB) Series A
5.000%, 07/01/28	740	771,096
Georgia State (GO)
4.000%, 07/01/29	1,000	1,032,541

85

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CONTINUED

	Face Amount^	Value†
	(000)
GEORGIA — (Continued)
Georgia State (GO) Series A
5.000%, 07/01/26	1,340	$1,421,083
5.000%, 07/01/27	6,090	6,547,176
Georgia State (GO) Series C-1
5.000%, 07/01/26	9,210	9,767,291
Georgia State (GO) Series E
5.000%, 12/01/25	3,960	4,164,568
5.000%, 12/01/26	3,000	3,200,068
Georgia State (GO) Series F
5.000%, 07/01/26	5,335	5,657,818
5.000%, 01/01/27	2,000	2,135,778
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	3,000	3,049,681
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/25	2,000	2,039,646
Henry County (GO)
5.000%, 05/01/24	1,200	1,231,447
Paulding County Hospital Authority (RB)
5.000%, 04/01/29	250	260,790
Private Colleges & Universities Authority (RB)
5.000%, 10/01/28	130	137,448
5.000%, 10/01/29	265	280,317
5.000%, 10/01/30	285	302,070
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	2,420	2,529,542

TOTAL GEORGIA		49,561,001

HAWAII — (2.3%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	200	203,258
5.000%, 10/01/24	7,045	7,270,128
5.000%, 10/01/25	4,925	5,158,274
City & County of Honolulu (GO) Series D
5.000%, 07/01/24	675	693,940
5.000%, 07/01/25	845	881,811
Hawaii State (GO) Series EF
5.000%, 11/01/22	1,240	1,240,000
Hawaii State (GO) Series FE
5.000%, 10/01/24	1,500	1,549,062
Hawaii State (GO) Series FH
5.000%, 10/01/25	1,640	1,719,075
Hawaii State (GO) Series FT
5.000%, 01/01/25	1,805	1,870,834
5.000%, 01/01/27	10,010	10,657,432

	Face Amount^	Value†
	(000)
HAWAII — (Continued)
Hawaii State (GO) Series FW
5.000%, 01/01/26	5,000	$5,255,397
Maui County (GO)
5.000%, 03/01/24	880	900,019

TOTAL HAWAII		37,399,230

IDAHO — (0.0%)
Idaho Health Facilities Authority (RB)
5.000%, 03/01/28	255	269,457

ILLINOIS — (2.3%)
Chicago O’Hare International Airport (RB)
5.250%, 01/01/36	130	134,119
Chicago O’Hare International Airport (RB) Series B
5.000%, 01/01/33	785	796,863
Chicago O’Hare International Airport (RB) (AGM) Series A
4.000%, 01/01/39	5,000	4,535,392
5.000%, 06/01/28	3,125	3,235,789
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/24	2,000	2,064,610
5.000%, 12/01/25	1,180	1,233,899
County of Cook (GO) Series A
5.000%, 11/15/29	1,000	1,072,411
County of Cook Sales Tax Revenue (RB) Series B
5.000%, 11/15/29	260	278,495
Illinois Finance Authority
5.000%, 02/15/30	5,250	5,465,567
Illinois Finance Authority (RB)
5.000%, 08/15/34	2,380	2,470,474
Illinois Finance Authority (RB) Series A
5.000%, 08/15/29	3,450	3,686,715
5.000%, 08/15/35	2,220	2,288,878
Illinois Finance Authority (RB) Series C
4.000%, 02/15/33	2,805	2,670,440
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	930	822,053
Lake County Forest Preserve District (GO)
5.000%, 12/15/24	2,475	2,561,990

86

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CONTINUED

	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
Sangamon County School District No. 186 Springfield (GO)
4.000%, 02/01/31	1,310	$1,311,110
University of Illinois (RB) Series A
5.000%, 04/01/30	555	596,802
Will County Community Unit School District No. 201 (GO)
5.000%, 01/01/26	550	572,213
Will County Community Unit School District No. 201 (GO) (AGM) Series
5.000%, 01/01/26	425	442,164
5.000%, 01/01/27	630	661,487

TOTAL ILLINOIS		36,901,471

INDIANA — (0.6%)
Franklin Township-Marion County Multiple School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/35	1,550	1,646,117
Greater Clark Building Corp. (RB) (ST INTERCEPT)
4.000%, 07/15/30	385	384,576
Indiana Finance Authority (RB) Series A
4.000%, 02/01/34	5,305	5,232,181
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/27	1,495	1,575,521
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	500	527,339

TOTAL INDIANA		9,365,734

IOWA — (0.5%)
Cedar Falls Community School District (GO) (AGM)
4.000%, 06/01/29	1,470	1,490,072
4.000%, 06/01/30	1,090	1,098,876
City of Ankeny (GO) Series A
5.000%, 06/01/25	2,050	2,136,213
City of Iowa City (GO)
5.000%, 06/01/26	1,045	1,102,599
Waukee Community School District (GO) Series B
5.000%, 06/01/24	2,150	2,208,548

TOTAL IOWA		8,036,308

	Face Amount^	Value†
	(000)
KANSAS — (0.5%)
City of Topeka KS (GO)
4.000%, 08/15/26	1,425	$1,458,548
City of Wichita (GO) Series 828
4.000%, 06/01/25	1,190	1,209,658
Johnson County Unified School District No. 233 Olathe (GO) Series A
¤ 3.000%, 09/01/34 (Pre-refunded @ $100, 9/1/25)	2,000	1,980,665
Johnson County Unified School District No. 233 Olathe (GO) Series B
5.000%, 09/01/23	2,000	2,029,145
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/27	1,500	1,606,426

TOTAL KANSAS		8,284,442

KENTUCKY — (0.7%)
Eastern Kentucky University (RB) (BAM ST INTERCEPT) Series
5.000%, 04/01/35	350	366,981
5.000%, 04/01/36	1,520	1,590,355
5.000%, 04/01/37	1,600	1,667,479
Glasgow Independent School District Finance Corp. (RB) (ST INTERCEPT)
5.000%, 02/01/33	1,000	1,067,475
Kentucky State Property & Building Commission (RB)
5.000%, 04/01/28	1,600	1,680,938
5.000%, 08/01/31	920	947,072
Kentucky State Property & Building Commission (RB) Series A
5.000%, 05/01/30	635	684,442
5.000%, 06/01/30	540	582,296
Kentucky Turnpike Authority (RB) Series A
5.000%, 07/01/29	155	160,190
Louisville/Jefferson County Metropolitan Government (RB) Series
5.000%, 10/01/26	2,530	2,625,522

TOTAL KENTUCKY		11,372,750

87

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CONTINUED

	Face Amount^	Value†
	(000)
LOUISIANA — (0.7%)
Ascension Parish School Board (GO)
5.000%, 03/01/29	380	$409,132
City of New Orleans (GO)
5.000%, 12/01/30	1,000	1,046,038
City of New Orleans (GO) Series
5.000%, 12/01/27	2,020	2,140,692
5.000%, 12/01/33	1,195	1,261,937
5.000%, 12/01/34	2,370	2,481,213
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	1,000	1,060,917
East Ouachita Parish School District (GO)
4.000%, 03/01/29	355	358,361
4.000%, 03/01/30	400	404,831
Louisiana State (GO) Series A
5.000%, 02/01/24	2,000	2,042,536

TOTAL LOUISIANA		11,205,657

MAINE — (0.2%)
Maine Health & Higher Educational Facilities Authority (RB)
5.000%, 07/01/28	500	525,607
5.000%, 07/01/29	480	507,850
Maine State (GO) Series B
5.000%, 06/01/27	2,000	2,139,895

TOTAL MAINE		3,173,352

MARYLAND — (9.1%)
Anne County Arundel (GO)
5.000%, 10/01/24	6,880	7,106,324
5.000%, 10/01/29	6,560	7,230,087
Baltimore County (GO)
3.000%, 11/01/24	1,000	988,818
5.000%, 03/01/27	5,000	5,345,262
5.000%, 11/01/27	2,175	2,345,421
5.000%, 03/01/28	4,000	4,329,016
Baltimore County (GO) Series B
5.000%, 08/01/24	5,800	5,975,260
City of Baltimore (GO) Series
5.000%, 10/15/30	1,825	2,017,953
Frederick County (GO) (ETM) Series A
5.000%, 08/01/27	725	778,624
Frederick County (GO) Series A
5.000%, 08/01/27	4,000	4,294,038

	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
Harford County (GO)
4.000%, 10/01/24	2,650	$2,688,378
Harford County (GO) Series A
5.000%, 10/01/29	1,680	1,851,608
Harford County (GO) Series B
5.000%, 01/15/29	1,515	1,656,518
Howard County (GO) Series A
5.000%, 02/15/25	3,900	4,051,544
5.000%, 02/15/28	1,220	1,319,627
Howard County (GO) Series D
5.000%, 02/15/24	5,140	5,259,077
Maryland State (GO) Series A
5.000%, 03/15/26	8,155	8,604,271
5.000%, 08/01/27	7,000	7,524,121
Maryland State (GO) Series B
5.000%, 08/01/26	10,000	10,606,587
5.000%, 08/01/27	5,945	6,390,129
5.000%, 08/01/28	4,000	4,352,776
Montgomery County (GO) Series A
5.000%, 11/01/27	2,500	2,695,886
Montgomery County (GO) Series C
5.000%, 10/01/27	8,500	9,156,106
Montgomery County (GO) Series D
4.000%, 11/01/26	9,500	9,747,159
Prince County George’s (GO) Series A
5.000%, 07/15/24	230	236,786
5.000%, 07/15/25	17,780	18,588,458
4.000%, 07/01/26	2,000	2,048,280
3.000%, 09/15/27	10,950	10,643,974

TOTAL MARYLAND		147,832,088

MASSACHUSETTS — (3.0%)
City of Boston (GO) Series A
5.000%, 03/01/28	6,800	7,376,630
City of Boston (GO) Series D
5.000%, 03/01/25	1,210	1,258,440
City of Fall River (GO) (ST AID WITHHLDG)
3.000%, 12/01/34	965	815,321
City of Framingham (GO)
5.000%, 06/15/24	1,500	1,540,333
5.000%, 06/15/25	1,565	1,632,125

88

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CONTINUED

	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	150	$150,906
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	3,700	3,833,067
5.000%, 07/01/28	5,725	6,189,975
Commonwealth of Massachusetts (GO) Series C
5.000%, 08/01/24	1,500	1,545,326
5.000%, 04/01/26	4,000	4,212,474
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/23	970	987,282
5.000%, 11/01/27	9,010	9,681,587
Massachusetts Bay Transportation Authority (RB) (NATL) Series B
5.500%, 07/01/24	3,020	3,131,482
Massachusetts Dev. Finance Agency (RB)
5.000%, 07/01/34	170	175,351
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	1,000	1,098,984
Town of Brookline (GO)
4.000%, 02/15/25	2,000	2,033,109
Town of Watertown (GO)
5.000%, 04/15/25	2,380	2,479,465

TOTAL MASSACHUSETTS		48,141,857

MICHIGAN — (0.8%)
Farmington Public School District (GO) (AGM)
5.000%, 05/01/25	2,140	2,229,423
Michigan Finance Authority (RB)
5.000%, 11/15/27	2,595	2,689,062
5.000%, 12/01/28	985	1,061,457
Michigan State (GO) Series A
5.000%, 05/01/25	2,000	2,084,550
Oakland University (RB) Series A
5.000%, 03/01/29	695	741,798
5.000%, 03/01/30	805	865,222
Romeo Community School District (GO) (Q-SBLF)
5.000%, 05/01/29	270	292,610
5.000%, 05/01/30	225	246,359

	Face Amount^	Value†
	(000)
MICHIGAN — (Continued)
Saginaw City School District (GO) (Q-SBLF)
4.000%, 05/01/28	1,390	$1,415,538
University of Michigan (RB) Series A
4.000%, 04/01/23	1,000	1,003,591

TOTAL MICHIGAN		12,629,610

MINNESOTA — (1.9%)
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
5.000%, 01/01/23	800	802,313
Hennepin County (GO) Series C
5.000%, 12/01/26	4,070	4,309,480
5.000%, 12/01/27	5,800	6,213,129
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/25	2,630	2,725,345
Metropolitan Council (GO) Series C
5.000%, 03/01/26	700	738,153
Minnesota Higher Education Facilities Authority (RB) Series B
5.000%, 10/01/29	635	676,830
Minnesota State (GO) Series A
5.000%, 08/01/27	5,000	5,372,096
5.000%, 08/01/28	6,130	6,667,282
Minnesota State (GO) Series D
5.000%, 08/01/24	500	515,109
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	1,125	1,134,058
St. Louis Park Independent School District No. 283
5.000%, 02/01/28	1,090	1,171,888
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	350	354,165

TOTAL MINNESOTA		30,679,848

89

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CONTINUED

	Face Amount^	Value†
	(000)
MISSISSIPPI — (0.6%)
Mississippi State (GO) Series A
5.000%, 10/01/27	9,135	$9,805,804

MISSOURI — (1.5%)
City of Belton (GO) Series C
5.000%, 03/01/27	2,150	2,279,730
City of Kansas City (RB)
5.000%, 09/01/29	2,000	2,144,136
City of Kansas City (GO) Series A
3.000%, 02/01/25	4,215	4,139,024
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/27	600	644,473
City of Wentzville (COP)
5.000%, 11/01/32	600	623,431
Columbia School District (GO) Series B
5.000%, 03/01/24	4,100	4,193,270
Columbia School District (GO) (ST AID DIR DEP) Series B
5.000%, 03/01/24	1,500	1,534,123
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/29	1,285	1,370,367
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
4.000%, 03/01/23	2,335	2,341,220
Saint Louis County (GO)
5.000%, 02/01/24	2,680	2,738,981
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	2,000	2,100,830

TOTAL MISSOURI		24,109,585

MONTANA — (0.0%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	400	365,984

NEBRASKA — (0.2%)
City of Omaha (GO) Series A
4.000%, 04/15/24	750	757,998
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	2,260	2,314,245

	Face Amount^	Value†
	(000)
NEBRASKA — (Continued)
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/24	655	$664,278
Public Power Generation Agency (RB)
5.000%, 01/01/29	45	45,745

TOTAL NEBRASKA		3,782,266

NEVADA — (1.2%)
Clark County (GO) Series A
5.000%, 07/01/25	2,700	2,814,114
Clark County NV Passenger Facility Charge Revenue (RB)
5.000%, 07/01/26	2,000	2,096,325
5.000%, 07/01/28	2,850	3,049,637
Clark County School District (GO) (AGM) Series A
5.000%, 06/15/28	2,000	2,138,158
Las Vegas Convention & Visitors Authority (RB) Series
5.000%, 07/01/27	710	748,822
5.000%, 07/01/28	2,520	2,681,914
Las Vegas Valley Water District (GO) Series B
5.000%, 06/01/24	2,820	2,895,915
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/28	1,870	2,024,983
Washoe County School District (GO)
5.000%, 06/01/24	1,715	1,759,567

TOTAL NEVADA		20,209,435

NEW HAMPSHIRE — (0.3%)
City of Portsmouth (GO)
4.000%, 04/01/25	1,505	1,529,811
New Hampshire State (GO) Series C
5.000%, 12/01/24	2,835	2,935,832

TOTAL NEW HAMPSHIRE		4,465,643

NEW JERSEY — (1.5%)
City of Hoboken (GO)
3.000%, 02/01/26	2,945	2,881,778
3.000%, 02/01/27	3,035	2,941,301
3.000%, 02/01/28	4,560	4,386,276
City of Princeton (GO)
2.000%, 12/15/24	1,790	1,719,090

90

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CONTINUED

	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
Monmouth County (GO)
5.000%, 01/15/24	970	$991,779
Montville Township (GO)
3.000%, 10/01/25	505	498,701
New Jersey Economic Dev. Authority (RB) Series
5.000%, 06/15/29	1,000	1,026,980
New Jersey State (GO)
5.000%, 06/01/28	6,000	6,421,589
New Jersey State
5.000%, 06/01/29	500	540,155
4.000%, 06/01/31	2,365	2,360,273

TOTAL NEW JERSEY		23,767,922

NEW MEXICO — (0.5%)
5.000%, 07/01/24	2,800	2,878,568
City of Albuquerque (GO) Series B
5.000%, 07/01/26	1,000	1,056,610
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	2,000	2,142,088
Santa Fe Public School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/24	2,000	2,056,997

TOTAL NEW MEXICO		8,134,263

NEW YORK — (5.1%)
City of New York (GO) Series A
5.000%, 08/01/24	3,860	3,976,638
5.000%, 08/01/26	7,015	7,417,667
City of New York (GO) Series E
5.000%, 08/01/23	6,000	6,081,467
5.000%, 08/01/26	2,500	2,643,502
City of Syracuse (GO) Series B
4.000%, 06/01/25	500	508,526
Dutchess County Local Dev. Corp. (RB) Series B
5.000%, 07/01/28	205	211,406
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	2,000	1,968,537
New York City Industrial Dev. Agency (RB) (AGM)
5.000%, 03/01/28	2,650	2,791,094
New York City Industrial Dev. Agency (RB)
5.000%, 03/01/30	1,275	1,352,797

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) (ETM) Series A
5.000%, 12/15/22	1,395	$1,398,023
5.000%, 02/15/25	4,055	4,209,908
New York State Dormitory Authority (RB) (ETM) Series D
5.000%, 02/15/24	9,950	10,171,898
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/23	200	201,383
5.000%, 03/15/28	1,050	1,128,348
5.000%, 07/01/34	440	446,455
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/24	4,900	5,009,276
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	1,280	1,368,596
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/26	7,135	7,493,165
5.000%, 03/15/28	2,520	2,718,284
5.000%, 03/15/29	1,000	1,085,334
New York State Thruway Authority (RB) Series A-BID GRP 1
5.000%, 03/15/29	5,000	5,408,868
New York State Urban Dev. Corp. (RB) (ETM) Series
5.000%, 03/15/27	5,880	6,274,646
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	3,440	3,567,142
Town of Cheektowaga (GO)
5.000%, 07/15/23	300	303,844
Town of Hempstead (GO)
5.000%, 08/15/24	3,070	3,167,922
Town of Huntington (GO)
2.000%, 12/01/23	100	98,136
Town of Oyster Bay (GO)
5.000%, 08/01/29	165	180,372
Triborough Bridge & Tunnel Authority (RB) Series C-1
4.000%, 11/15/27	1,250	1,284,565

TOTAL NEW YORK		82,467,799

91

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CONTINUED

	Face Amount^	Value†
	(000)
NORTH CAROLINA — (4.3%)
Charlotte-Mecklenburg Hospital Authority (The) (RB)
5.000%, 01/15/38	2,720	$2,751,143
City of Greensboro (GO) Series B
5.000%, 10/01/27	4,430	4,778,205
Guilford County (GO)
5.000%, 03/01/24	2,300	2,352,927
Guilford County (GO) Series A
5.000%, 03/01/29	1,995	2,185,739
Guilford County (GO) Series B
5.000%, 05/01/24	5,000	5,128,814
Mecklenburg County (GO)
5.000%, 03/01/25	5,000	5,197,879
New Hanover County (GO)
5.000%, 02/01/23	250	251,075
North Carolina Municipal Power Agency No. 1 (RB)
5.000%, 01/01/32	1,375	1,459,788
North Carolina State (RB)
5.000%, 03/01/25	2,815	2,916,781
5.000%, 03/01/33	50	53,490
North Carolina State (GO) Series A
5.000%, 06/01/25	10,000	10,438,202
5.000%, 06/01/26	5,000	5,296,385
5.000%, 06/01/28	5,035	5,476,338
North Carolina State (GO) Series B
5.000%, 06/01/25	10,545	11,007,084
Wake County (GO)
5.000%, 04/01/25	4,000	4,163,691
Wake County (GO) Series A
5.000%, 03/01/28	2,000	2,167,560
Wake County (GO) Series B
5.000%, 03/01/25	5,000	5,197,879

TOTAL NORTH CAROLINA		70,822,980

NORTH DAKOTA — (0.2%)
West Fargo Public School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 08/01/24	3,330	3,424,899

OHIO — (3.8%)
Akron Bath Copley Joint Township Hospital District (RB)
5.000%, 11/15/29	250	268,103

	Face Amount^	Value†
	(000)
OHIO — (Continued)
American Municipal Power, Inc. (RB)
5.000%, 02/15/28	235	$251,015
Butler County (RB)
4.000%, 11/15/35	1,000	917,281
Cincinnati City School District (COP)
¤ 5.000%, 12/15/28 (Pre-refunded @ $100, 12/15/24)	2,000	2,074,066
City of Columbus (GO) Series 1
5.000%, 07/01/26	4,260	4,508,701
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	3,690	3,794,139
City of Columbus (GO) Series A
4.000%, 04/01/27	8,800	9,048,354
Montgomery County (RB)
5.000%, 08/01/30	1,350	1,405,482
4.000%, 08/01/39	1,400	1,256,204
Ohio State (GO) Series A
5.000%, 06/15/24	800	823,171
5.000%, 03/01/25	3,525	3,660,482
5.000%, 09/01/25	5,635	5,894,729
Ohio State (GO) Series B
5.000%, 08/01/24	2,970	3,062,302
5.000%, 09/01/24	2,665	2,751,498
5.000%, 09/01/27	625	671,650
5.000%, 09/15/27	1,500	1,612,753
Ohio State (GO) Series C
5.000%, 08/01/27	6,935	7,444,788
Ohio State (GO) Series U
5.000%, 05/01/28	4,335	4,685,358
Ohio State (GO) Series W
4.000%, 05/01/24	785	794,069
4.000%, 05/01/25	785	798,740
Olentangy Local School District (GO)
5.000%, 12/01/24	1,355	1,401,810
Upper Arlington City School District (GO) Series A
5.000%, 12/01/27	3,190	3,423,370
Warrensville Heights City School District (GO) (BAM) Series A
¤ 5.250%, 12/01/55 (Pre-refunded @ $100, 12/1/24)	1,000	1,038,920

TOTAL OHIO		61,586,985

92

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CONTINUED

	Face Amount^	Value†
	(000)
OKLAHOMA — (1.4%)
City of Tulsa (GO)
5.000%, 03/01/24	10,050	$10,283,910
5.000%, 03/01/26	6,250	6,588,636
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/28	3,430	3,627,952
Garfield County Educational Facilities Authority (RB) Series A
5.000%, 09/01/30	1,400	1,457,924
Oklahoma County Independent School District No. 12 Edmond (GO)
4.000%, 03/01/27	725	743,365

TOTAL OKLAHOMA		22,701,787

OREGON — (2.9%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	600	654,378
City of Portland (GO) Series A
5.000%, 06/15/24	400	411,394
City of Portland Sewer System Revenue (RB)
5.000%, 04/01/29	1,440	1,570,508
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/26	1,560	1,647,355
City of Salem (GO)
5.000%, 06/01/25	530	551,889
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	4,680	5,005,598
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
5.000%, 06/15/29	4,855	5,318,476
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,200	1,250,243
Oregon State (GO)
5.000%, 12/01/24	2,290	2,371,448
Oregon State (GO) Series A
5.000%, 05/01/24	3,545	3,638,422
Oregon State (GO) Series H
5.000%, 05/01/25	2,420	2,519,352

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/27 (Pre-refunded @ $100, 11/15/24)	150	$155,141
Oregon State Department of Transportation (RB) Series B
5.000%, 11/15/26	3,530	3,753,535
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/29	2,255	2,407,589
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	2,390	2,559,448
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	2,300	2,365,146
Washington County (GO)
5.000%, 03/01/24	2,400	2,456,175
5.000%, 03/01/25	5,100	5,298,344
5.000%, 03/01/26	300	316,061
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/24	1,045	1,072,806
5.000%, 06/01/25	1,395	1,453,667

TOTAL OREGON		46,776,975

PENNSYLVANIA — (1.0%)
Chichester School District (GO) (AGM ST AID WITHHLDG)
4.000%, 09/15/28	225	229,279
County of Montgomery PA (GO)
5.000%, 07/01/29	3,000	3,302,985
Lebanon County (GO) (AGM)
4.000%, 10/15/27	150	153,747
Monroeville Finance Authority (RB) Series B
5.000%, 02/15/29	665	704,941
Montgomery County (GO)
5.000%, 05/01/23	2,450	2,472,652
Montgomery County (GO) Series A
5.000%, 01/01/25	2,390	2,478,186

93

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CONTINUED

	Face Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Pennsylvania Economic Dev. Financing Authority (RB) Series A
5.000%, 02/15/29	350	$371,022
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/34	2,280	2,313,553
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	205	209,717
5.000%, 03/01/25	540	559,893
Pittsburgh Water & Sewer Authority (RB) (AGM) Series A
5.000%, 09/01/26	3,650	3,854,296
Snyder County Higher Education Authority (RB)
5.000%, 01/01/27	340	349,421

TOTAL PENNSYLVANIA		16,999,692

RHODE ISLAND — (0.3%)
Rhode Island Turnpike & Bridge Authority (RB)
5.000%, 10/01/32	950	974,821
Rhode State Island (GO) Series B
5.000%, 08/01/29	3,290	3,509,870

TOTAL RHODE ISLAND		4,484,691

SOUTH CAROLINA — (2.1%)
Aiken County Consolidated School District (GO) (SCSDE)
5.000%, 04/01/25	2,140	2,227,069
Beaufort County (GO) (ST AID WITHHLDG)
5.000%, 03/01/24	1,135	1,161,566
Charleston County (GO)
5.000%, 11/01/27	4,655	5,017,515
5.000%, 11/01/29	8,145	8,985,295
Charleston County (GO) (ST AID WITHHLDG) Series C
5.000%, 11/01/27	2,855	3,081,433
Dorchester County School
District No. 2 (GO) (SCSDE) Series B
5.000%, 03/01/25	1,430	1,484,961
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/25	1,085	1,130,903

	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
Piedmont Municipal Power Agency (RB) Series C
5.000%, 01/01/27	5,765	$6,005,646
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	1,000	944,294
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/27	1,140	1,214,925
Spartanburg County (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/25	1,000	985,063
State of South Carolina (GO) (ST AID WITHHLDG) Series B
4.000%, 08/01/26	1,405	1,437,073

TOTAL SOUTH CAROLINA		33,675,743

SOUTH DAKOTA — (0.1%)
South Dakota State Building Authority (RB) Series A
¤ 5.000%, 06/01/34 (Pre-refunded @ $100, 6/1/24)	2,175	2,233,890

TENNESSEE — (4.0%)
City of Knoxville TN Wastewater System Revenue (RB)
5.000%, 04/01/29	3,260	3,549,579
City of Memphis (GO)
5.000%, 05/01/25	3,840	3,996,712
City of Memphis (GO) Series A
5.000%, 04/01/25	1,945	2,021,839
City of Sevierville (GO)
5.000%, 06/01/30	3,285	3,603,504
Hamilton County (GO) Series A
5.000%, 04/01/26	3,000	3,169,283
Knox County (GO)
5.000%, 04/01/24	2,000	2,049,611
5.000%, 06/01/29	1,750	1,911,964
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/26	5,880	6,180,347
5.000%, 07/01/27	3,510	3,764,068
4.000%, 07/01/28	10,000	10,290,770

94

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CONTINUED

	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government of Nashville & Davidson County (GO) Series
5.000%, 01/01/30	1,970	$2,164,613
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	1,910	2,043,990
Putnam County (GO)
4.000%, 04/01/23	975	978,421
Sumner County (GO)
5.000%, 06/01/24	720	739,270
5.000%, 06/01/25	1,750	1,821,834
Tennessee State (GO) Series A
5.000%, 09/01/24	4,075	4,207,263
5.000%, 02/01/27	7,720	8,253,403
Tennessee State (GO) Series B
5.000%, 08/01/25	1,000	1,046,434
Tennessee State School Bond Authority (RB) (ST INTERCEPT)
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	3,000	3,143,309

TOTAL TENNESSEE		64,936,214

TEXAS — (16.4%)
Alamo Community College District (GO)
5.000%, 08/15/24	1,000	1,029,611
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	4,750	4,919,696
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,022,531
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,445	1,498,561
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	750	772,018
5.000%, 08/01/25	250	261,206
Bexar County (RB)
5.000%, 08/15/27	680	717,395
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	3,105	3,174,168

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Brushy Creek Regional Utility Authority Inc (RB)
4.000%, 08/01/32	1,000	$1,003,037
Carroll Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	1,022,658
Central Texas Regional Mobility Authority (RB) Series D
5.000%, 01/01/28	1,000	1,053,330
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	2,315	2,384,866
City of Amarillo (GO)
2.000%, 02/15/24	4,900	4,791,051
4.000%, 02/15/24	1,555	1,570,804
2.000%, 02/15/25	5,015	4,793,541
4.000%, 02/15/25	1,620	1,642,172
City of Arlington (GO) Series A
5.000%, 08/15/24	1,595	1,642,789
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,180	1,246,264
City of Austin (GO) (ETM)
5.000%, 09/01/24	10	10,274
City of Austin (GO)
5.000%, 09/01/24	1,205	1,243,025
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/29	875	955,276
City of Bryan TX Electric System Revenue (RB)
5.000%, 07/01/29	550	588,552
5.000%, 07/01/30	1,040	1,116,225
City of Carrollton (GO)
5.000%, 08/15/24	1,835	1,889,980
City of Cedar Park (GO)
5.000%, 02/15/29	500	541,616
City of Celina (GO)
4.125%, 09/01/24	2,325	2,358,367
City of College Station (GO)
5.000%, 02/15/29	330	357,661
City of Dallas Hotel Occupancy Tax Revenue (RB)
4.000%, 08/15/27	620	610,179
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	680	701,602

95

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
5.000%, 10/01/25	1,000	$1,046,798
City of Denton (GO)
3.000%, 02/15/24	3,615	3,598,484
4.000%, 02/15/25	3,790	3,841,872
5.000%, 02/15/29	2,150	2,346,688
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/29	1,500	1,624,698
City of Fort Worth (GO) Series A
5.000%, 03/01/25	5,000	5,186,474
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	4,000	4,088,597
5.000%, 02/15/25	9,470	9,818,900
City of Garland (GO)
5.000%, 02/15/25	2,030	2,099,353
City of Houston (GO) Series A
5.000%, 03/01/25	500	517,510
City of Irving (GO)
5.000%, 09/15/28	1,845	1,996,299
City of Lubbock (GO)
5.000%, 02/15/23	1,000	1,005,033
City of New Braunfels (GO)
5.000%, 02/01/28	1,000	1,063,302
City of Pearland (GO)
5.000%, 03/01/25	3,885	4,020,172
City of Richardson (GO)
5.000%, 02/15/27	1,715	1,823,859
City of Southlake (GO)
3.000%, 02/15/23	1,510	1,509,036
City of Temple Utility System Revenue (RB)
5.000%, 08/01/24	500	514,421
Clear Creek Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	2,175	2,256,106
Clear Lake City Water Authority (GO)
5.000%, 03/01/29	355	378,082
Clifton Higher Education Finance Corp. (RB) (PSF-GTD) Series T
5.000%, 08/15/31	670	726,615
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,260	2,377,336
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/23	330	331,851

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
4.000%, 08/15/24	410	$414,661
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	850	922,245
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/28	760	811,162
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	515,245
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,000	1,029,786
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/23	620	623,766
4.000%, 08/15/24	500	505,597
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	2,000	2,061,330
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,022,404
Gulf Coast Authority
5.000%, 10/01/33	895	974,251
Gulf Coast Authority (RB) Series B
5.000%, 10/01/30	1,315	1,432,694
Harris County (GO) Series A
5.000%, 10/01/24	1,000	1,032,520
5.000%, 10/01/29	1,940	2,121,872
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 11/15/26	1,035	1,084,425
5.000%, 05/15/28	1,495	1,566,478
5.000%, 07/01/29	2,125	2,276,536
Harris County Cultural Education Facilities Finance Corp. (RB) Series
3.000%, 10/01/40	2,120	1,597,666
Harris County Flood Control District (GO) Series A
5.000%, 10/01/24	670	691,410
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,355	1,373,759

96

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	$1,022,276
5.000%, 02/15/26	7,020	7,373,296
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,150	1,207,876
Humble Independent School District (GO) (PSF-GTD) Series A
5.500%, 02/15/25	7,000	7,339,046
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/24	1,520	1,566,343
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,000	1,034,833
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	2,000	2,062,737
Lower Colorado River Authority (RB) (AGM)
5.000%, 05/15/26	500	525,722
Lower Colorado River Authority
5.000%, 05/15/29	500	536,335
5.000%, 05/15/30	400	430,958
5.000%, 05/15/33	1,035	1,096,152
Lower Colorado River Authority (RB)
5.000%, 05/15/41	1,600	1,638,757
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/23	300	304,347
5.000%, 09/01/24	5,715	5,889,169
North Texas Municipal Water District Water System Revenue (RB) Series A
5.000%, 09/01/28	2,000	2,170,806
North Texas Tollway Authority
5.000%, 01/01/27	1,900	2,014,538
North Texas Tollway Authority (RB) Series A-
5.000%, 01/01/26	3,500	3,664,823
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,000	1,029,962
5.000%, 08/15/25	1,880	1,960,282

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Northside Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/24	5,215	$5,281,522
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/26	5,500	5,815,249
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	6,000	6,130,609
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/23	355	360,654
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	4,340	4,593,026
San Antonio Public Facilities Corp.
5.000%, 09/15/31	6,815	7,424,341
San County Patricio (GO)
5.000%, 04/01/29	150	161,268
Tarrant County College District (GO)
5.000%, 08/15/29	1,015	1,108,716
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/29	200	213,291
5.000%, 07/01/30	455	488,349
Tarrant Regional Water District (RB)
6.000%, 09/01/24	3,450	3,615,931
Temple Independent School District (GO)
5.000%, 02/01/29	500	542,577
5.000%, 02/01/30	1,000	1,094,176
Texas State (GO)
5.000%, 10/01/23	5,345	5,432,546
5.000%, 10/01/26	2,845	3,018,085
Texas State (GO) Series A
5.000%, 04/01/25	1,000	1,039,034
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	15,000	15,484,974
Texas State Technical College
5.000%, 08/01/29	820	869,279

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/25	10,000	$10,450,987
5.250%, 04/01/26	300	318,038
5.000%, 10/01/26	4,360	4,617,040
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	3,150	3,371,547
Trinity River Authority Central Regional Wastewater System Revenue
5.000%, 08/01/29	250	271,097
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/29	500	539,662
University of Texas System (RB) Series C
5.000%, 08/15/24	1,850	1,908,357
University of Texas System (RB) Series D
5.000%, 08/15/26	2,000	2,118,063
University of Texas System (RB) Series E
5.000%, 08/15/26	4,845	5,131,008
University of Texas System (RB) Series J
5.000%, 08/15/25	2,500	2,614,217
5.000%, 08/15/26	1,530	1,620,318
Upper Trinity Regional Water District
5.000%, 08/01/31	195	212,215
5.000%, 08/01/32	485	528,580
West Travis County Public Utility Agency (RB)
6.500%, 08/15/27	765	861,567
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	495	502,125
Willis Independent School District (GO)
5.000%, 02/15/30	500	546,572
5.000%, 02/15/31	875	961,362
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	5,865	6,118,737

TOTAL TEXAS		267,381,125

	Face Amount^	Value†
	(000)
UTAH — (1.9%)
Canyons School District (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	2,750	$2,867,951
City of Salt Lake City UT Public Utilities Revenue (RB)
5.000%, 02/01/30	2,120	2,326,762
Nebo School District (GO) (SCH BD GTY)
4.000%, 07/01/24	1,100	1,113,199
Salt County Lake (GO)
5.000%, 12/15/26	1,095	1,166,895
Utah State (GO)
5.000%, 07/01/24	9,350	9,623,091
5.000%, 07/01/25	1,000	1,045,906
5.000%, 07/01/26	4,450	4,725,595
5.000%, 07/01/27	6,120	6,590,414
Utah State (GO) Series B
5.000%, 07/01/24	1,010	1,039,500

TOTAL UTAH		30,499,313

VERMONT — (0.1%)
Vermont State (GO) Series B
5.000%, 08/15/23	1,270	1,287,880
Vermont State (GO) Series C
4.000%, 08/15/23	225	226,436

TOTAL VERMONT		1,514,316

VIRGINIA — (3.8%)
Arlington County Industrial Dev. Authority (RB)
5.000%, 07/01/26	100	103,564
Chesterfield County (GO) (ST AID WITHHLDG)
5.000%, 01/01/24	2,130	2,173,901
City of Alexandria (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/27	3,160	3,386,119
City of Harrisonburg (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/25	3,000	3,120,614
City of Norfolk (GO) (ST AID WTHHLDG)
5.000%, 08/01/28	2,405	2,607,932
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/24	3,170	3,264,587
City of Richmond (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/26	3,635	3,844,026

98

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CONTINUED

	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
City of Richmond (GO) (ST AID WITHHLDG) Series D
5.000%, 03/01/27	3,275	$3,491,605
City of Richmond (GO) Series B
5.000%, 07/15/25	5,350	5,583,386
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
5.000%, 02/01/25	2,590	2,689,597
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/25	1,000	1,045,734
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/24	2,250	2,313,726
5.000%, 06/01/25	500	522,036
Fairfax County (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/24	5,000	5,162,599
5.000%, 10/01/26	1,000	1,063,861
5.000%, 10/01/27	1,000	1,076,718
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	1,680	1,805,789
5.000%, 08/01/28	2,905	3,161,204
Henrico County Water & Sewer Revenue (RB)
5.000%, 05/01/25	3,345	3,487,226
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/24	2,490	2,577,545
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	500	525,379
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/28	4,480	4,834,231
Lynchburg Economic Dev. Authority (RB)
5.000%, 01/01/28	400	413,003
5.000%, 01/01/29	530	549,012
Town of Leesburg (GO) (ST AID WITHHLDG)
5.000%, 01/15/24	3,555	3,630,585

TOTAL VIRGINIA		62,433,979

	Face Amount^	Value†
	(000)
WASHINGTON — (4.7%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/24	2,000	$2,070,725
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	1,000	1,027,241
5.000%, 07/01/25	900	936,871
City of Bellevue (GO) Series A
4.000%, 12/01/24	335	340,227
City of Seattle (GO) Series A
5.000%, 12/01/26	3,000	3,192,982
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 07/01/27	8,400	9,008,026
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 07/01/24	2,265	2,327,814
City of Seattle Water System Revenue (RB)
5.000%, 08/01/24	1,790	1,844,089
Clark County Public Utility District No. 1 (RB)
5.000%, 01/01/24	270	274,913
Clark County Public Utility District No. 1
5.000%, 01/01/29	1,055	1,135,366
5.000%, 01/01/30	1,380	1,493,544
Energy Northwest (RB) Series A
5.000%, 07/01/28	1,000	1,069,706
King County (GO) Series A
5.000%, 06/01/28	3,555	3,845,874
5.000%, 06/01/29	2,050	2,242,257
King County (GO) Series E
5.000%, 12/01/25	975	1,023,613
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,815	1,892,504
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	2,425	2,547,363
5.000%, 12/01/26	1,555	1,655,029
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
5.000%, 12/01/23	1,500	1,528,821

99

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CONTINUED

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 414 Lake Washington (GO)
4.000%, 12/01/24	2,850	$2,888,726
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/25	4,000	4,193,455
Washington State (GO)
5.000%, 07/01/25	5,000	5,217,816
4.000%, 07/01/29	3,000	3,097,623
Washington State (GO) Series A
5.000%, 08/01/23	750	760,239
Washington State (GO) Series B
5.000%, 07/01/24	2,200	2,263,896
5.000%, 07/01/25	1,500	1,565,345
Washington State (GO) Series C
5.000%, 02/01/25	3,865	4,008,519
5.000%, 02/01/26	2,640	2,778,084
Washington State (GO) Series D
5.000%, 07/01/23	1,800	1,821,977
5.000%, 06/01/25	1,500	1,563,461
5.000%, 06/01/27	3,000	3,211,159
Washington State (GO) Series R-2018D
5.000%, 08/01/25	3,635	3,797,939

TOTAL WASHINGTON		76,625,204

WEST VIRGINIA — (0.1%)
West Virginia State (GO) Series A
5.000%, 12/01/23	500	509,607
5.000%, 12/01/24	755	781,082

TOTAL WEST VIRGINIA		1,290,689

WISCONSIN — (2.5%)
City of Madison (GO) Series A
4.000%, 10/01/26	5,000	5,120,304

	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
5.000%, 10/01/26	920	$977,708
City of Madison (GO) Series C
5.000%, 10/01/26	945	1,004,276
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	4,000	4,213,683
5.000%, 04/01/28	5,385	5,694,271
City of Oshkosh (GO) Series B
3.000%, 12/01/23	445	441,665
DeForest Area School District (GO)
5.000%, 04/01/24	1,810	1,852,625
Dodge County (GO) Series A
3.000%, 03/01/28	1,355	1,303,058
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/24	2,235	2,183,589
Public Finance Authority (RB)
4.000%, 07/01/37	655	596,043
University of Wisconsin Hospitals & Clinics (RB)
5.000%, 04/01/28	1,000	1,068,020
Wisconsin State (GO)
5.000%, 05/01/24	2,515	2,580,907
Wisconsin State (GO) Series 1
5.000%, 05/01/29	1,500	1,645,675
Wisconsin State (GO) Series A
5.000%, 05/01/24	3,695	3,791,830
5.000%, 05/01/25	7,885	8,218,337

TOTAL WISCONSIN		40,691,991

TOTAL MUNICIPAL BONDS Cost ($1,718,752,888)		1,628,759,250

TOTAL INVESTMENTS — (100.0%) (Cost $1,718,752,888)		$1,628,759,250

100

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CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,628,759,250	—	$1,628,759,250

TOTAL	—	$1,628,759,250	—	$1,628,759,250

See accompanying Notes to Financial Statements.

101

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SCHEDULE OF INVESTMENTS

October 31, 2022

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.5%)
Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB)
3.000%, 02/01/30	350	$315,954
4.000%, 02/01/38	750	662,074
University of South Alabama (RB) (AGM)
4.000%, 04/01/38	250	228,547

TOTAL ALABAMA		1,206,575

ALASKA — (1.1%)
Alaska Municipal Bond Bank Authority (RB) Series One
5.000%, 05/01/27	250	264,323
Alaska State (GO) Series
5.000%, 08/01/29	1,085	1,128,706
Alaska State (GO) Series A
5.000%, 08/01/36	250	268,170
Alaska State (GO) Series B
5.000%, 08/01/30	500	519,609
Borough of Matanuska-Susitna AK (RB)
5.250%, 09/01/28	280	290,556
Borough of North Slope (GO) Series B
5.000%, 06/30/27	450	479,152

TOTAL ALASKA		2,950,516

ARIZONA — (1.1%)
Arizona Industrial Dev. Authority (RB)
5.000%, 02/01/37	1,145	1,202,311
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,000	1,042,017
Maricopa County Industrial Dev. Authority (RB)
3.250%, 01/01/37	250	202,485
Maricopa County Industrial Dev. Authority (RB) Series A
4.000%, 09/01/37	375	337,915

	Face Amount^	Value†
	(000)
ARIZONA — (Continued)
Pinal County Electric District No. 3 (RB)
5.000%, 07/01/28	160	$171,546

TOTAL ARIZONA		2,956,274

ARKANSAS — (0.3%)
Arkansas Dev. Finance Authority (RB)
5.000%, 09/01/28	30	30,972
5.000%, 09/01/30	10	10,345
North Little Rock School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 02/01/25	410	425,225
2.000%, 02/01/30	250	211,213
Pulaski County Special School District (GO) (ST AID WITHHLDG)
2.000%, 02/01/29	250	216,762

TOTAL ARKANSAS		894,517

CALIFORNIA — (1.0%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 04/01/33	250	258,336
City of Sacramento Transient Occupancy Tax Revenue (RB) Series
5.000%, 06/01/26	250	260,519
Hesperia Community Redevelopment Agency Successor Agency (TAN) Series A
3.375%, 09/01/37	500	387,337
Imperial Beach Redevelopment Agency Successor Agency (TAN)
4.000%, 06/01/38	260	237,540
Lower Tule River Irrigation District (RB) Series A
5.000%, 08/01/26	300	314,846
Mountain House Public Financing Authority (RB) (BAM) Series A
4.000%, 12/01/29	165	168,804

102

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series SER 2020B
4.000%, 05/01/40	210	$183,234
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	475	479,511
Victor Valley Transit Authority (COP)
3.000%, 07/01/37	225	175,459
Washington Township Health Care District (RB) Series A
4.000%, 07/01/33	100	91,105

TOTAL CALIFORNIA		2,556,691

COLORADO — (1.8%)
Cherokee Metropolitan District (RB) (BAM)
4.000%, 08/01/34	175	175,921
Colorado Health Facilities Authority
5.000%, 11/01/30	530	556,816
Colorado Health Facilities Authority (RB) Series A
5.000%, 08/01/35	750	755,271
4.000%, 08/01/37	300	260,800
Colorado Health Facilities Authority (RB) Series A-
5.000%, 08/01/25	25	25,657
Denver Health & Hospital Authority (COP)
5.000%, 12/01/30	325	332,072
Denver Health & Hospital Authority (RB) Series A
5.000%, 12/01/33	830	830,670
E-470 Public Highway Authority (RB) Series A
5.000%, 09/01/34	220	232,596
5.000%, 09/01/36	300	315,752
Flying Horse Metropolitan District No. 2 (GO) (AGM) Series A
4.000%, 12/01/40	430	387,868
Fossil Ridge Metropolitan District No. 3 (GO) (BAM)
5.000%, 12/01/29	280	298,738
South Suburban Park & Recreation District (COP)
5.000%, 12/15/31	280	298,524

	Face Amount^	Value†
	(000)
COLORADO — (Continued)
Upper Eagle Regional Water Authority (RB) (AGM)
5.000%, 12/01/29	125	$137,007

TOTAL COLORADO		4,607,692

CONNECTICUT — (1.3%)
City of Bridgeport (GO) Series A
5.000%, 06/01/32	355	379,350
City of Bridgeport CT (GO)
5.000%, 08/15/26	500	525,515
City of New Haven (GO) Series A
5.000%, 08/01/29	595	629,841
Connecticut State (GO) Series A
4.000%, 04/15/38	500	466,007
Connecticut State Health & Educational Facilities Authority (RB) Series A
5.000%, 07/01/34	245	250,940
State of Connecticut Special Tax Revenue (RB)
5.000%, 05/01/38	500	527,174
State of Connecticut Special Tax Revenue (RB) Series A
5.000%, 05/01/35	515	550,340

TOTAL CONNECTICUT		3,329,167

DELAWARE — (0.0%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/29	100	108,356

DISTRICT OF COLUMBIA — (0.5%)
District of Columbia (RB)
5.000%, 04/01/26	15	15,600
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (RB) Series A
5.000%, 10/01/32	295	309,243
Washington Convention & Sports Authority (RB) Series A
5.000%, 10/01/29	655	709,702
Washington Metropolitan Area Transit Authority (RB)
5.000%, 07/01/31	250	264,701

TOTAL DISTRICT OF COLUMBIA		1,299,246

103

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CONTINUED

	Face Amount^	Value†
	(000)
FLORIDA — (13.0%)
Brevard County Health Facilities Authority (RB)
5.000%, 04/01/41	1,500	$1,479,931
Brevard County School District (COP)
5.000%, 07/01/27	295	301,737
Broward County Tourist Dev. Tax Revenue (RB)
4.000%, 09/01/38	1,000	901,261
Central Florida Expressway Authority (RB) (AGM)
4.000%, 07/01/34	250	243,115
Central Florida Expressway Authority (RB) Series A
4.000%, 07/01/37	250	226,562
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	265	286,274
City of Gainesville Utilities System Revenue (RB) (ETM) Series A
5.000%, 10/01/25	615	641,866
City of Gainesville Utilities System Revenue (RB) Series A
5.000%, 10/01/25	1,210	1,260,469
City of Hollywood Water & Sewer Revenue (RB)
5.000%, 10/01/28	250	271,469
City of Lakeland FL Department of Electric Utilities, Revenue Bonds (RB)
5.000%, 10/01/24	920	949,399
5.000%, 10/01/25	1,295	1,355,971
City of Orlando Tourist Dev. Tax Revenue (RB) (AGM)
5.000%, 11/01/25	800	830,340
City of Pompano Beach (GO)
5.000%, 07/01/26	1,355	1,429,791
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/31	1,650	1,704,019
City of Tampa Sales Tax Revenue (RB)
5.000%, 10/01/26	1,000	1,060,461
Country of Hillsborough Fl Wastewater Impact Fee (RB)
5.000%, 05/01/34	750	784,316

	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
County of Miami-Dade FL Water & Sewer System Revenue (RB)
5.000%, 10/01/26	2,055	$2,138,978
County of Seminole FL Water & Sewer Revenue (RB) Series A
5.000%, 10/01/27	550	573,716
Duval County Public Schools (COP) Series B
5.000%, 07/01/28	350	362,801
Florida Dev. Finance Corp. (RB)
5.000%, 11/15/29	100	104,602
Hillsborough County School Board
5.000%, 07/01/28	540	564,375
Hillsborough County School Board Series
5.000%, 07/01/26	580	597,637
Hillsborough County School Board (COP)
5.000%, 07/01/30	510	536,008
JEA Electric System Revenue (RB) Series THREE 2021A
5.000%, 10/01/33	1,000	1,069,617
Miami-Dade County Aviation Revenue (RB)
5.000%, 10/01/30	425	436,438
Miami-Dade County Educational Facilities Authority (RB) Series A
5.000%, 04/01/33	375	384,701
Miami-Dade County Expressway Authority (RB) Series A
5.000%, 07/01/33	300	305,462
Miami-Dade County Water & Sewer System Revenue (RB) Series B
5.000%, 10/01/28	1,335	1,421,236
North Broward Hospital District (RB) Series B
5.000%, 01/01/35	250	248,450
Pasco County (GO) Series A
5.000%, 10/01/24	570	587,679
5.000%, 10/01/25	570	594,579
Pasco County School Board (COP) Series A
5.000%, 08/01/31	1,000	1,080,551
Polk County School District (COP) Series A
5.000%, 01/01/28	475	505,825

104

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CONTINUED

	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Reedy Creek Improvement District Utility Revenue (RB) Series 2018-1
5.000%, 10/01/29	400	$429,951
5.000%, 10/01/37	400	422,240
School Board of Miami-Dade County (GO) (BAM) Series
5.000%, 03/15/27	2,500	2,660,394
School Board of Miami-Dade County (COP) Series A
5.000%, 05/01/31	450	460,761
School District of Broward County (GO)
5.000%, 07/01/27	1,585	1,694,778
School District of Broward County (COP) Series A
5.000%, 07/01/32	540	560,179
South Florida Water Management District (COP)
3.000%, 10/01/31	400	362,485
5.000%, 10/01/36	545	562,040
Town of Longboat Key (GO)
5.000%, 08/01/24	375	385,880
Volusia County School Board (COP) Series A
5.000%, 08/01/30	500	545,591
West Palm Beach Community Redevelopment Agency (TAN)
5.000%, 03/01/28	260	270,554

TOTAL FLORIDA		33,594,489

GEORGIA — (0.8%)
Board of Water Light & Sinking Fund Commissioners of The City of Dalton (RB)
5.000%, 03/01/26	90	93,378
5.000%, 03/01/29	250	261,429
Brookhaven Dev. Authority (RB)
5.000%, 07/01/34	250	259,769
City of Atlanta Department of Aviation (RB) Series E
5.000%, 07/01/34	375	394,756
Dev. Authority for Fulton County (RB)
5.000%, 10/01/30	400	430,309
Municipal Electric Authority of Georgia (RB) Series
5.000%, 11/01/27	100	104,411

	Face Amount^	Value†
	(000)
GEORGIA — (Continued)
Paulding County Hospital Authority (RB)
4.000%, 04/01/41	170	$148,245
Private Colleges & Universities Authority (RB)
5.000%, 10/01/27	200	210,334
5.000%, 10/01/28	170	179,740

TOTAL GEORGIA		2,082,371

HAWAII — (0.6%)
Hawaii State Airports System Revenue (RB) Series D
5.000%, 07/01/29	315	336,315
4.000%, 07/01/39	700	616,041
University of Hawaii (RB) Series B
3.000%, 10/01/31	500	469,231

TOTAL HAWAII		1,421,587

IDAHO — (0.2%)
Idaho Health Facilities Auth. (RB)
5.000%, 03/01/37	425	426,328

ILLINOIS — (5.5%)
Chicago O’Hare International Airport (RB) Series A
5.000%, 01/01/31	250	264,768
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	575	595,385
5.000%, 06/01/29	1,025	1,065,881
City of Chicago (RB)
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 1/1/25)	2,235	2,308,943
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	1,000	1,045,677
Cook County Sales Tax Revenue (RB) Series A
4.000%, 11/15/39	100	89,304
Cook County Township High School District No. 227 Rich Township (GO)
3.000%, 12/01/24	400	394,226
County of Cook Sales Tax Revenue (RB) Series A
5.000%, 11/15/29	135	144,603

105

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
Grundy & Will Counties Community Unit School District No. 1 Coal City (GO)
5.000%, 02/01/27	575	$604,350
Illinois Finance Authority (RB)
5.000%, 01/01/27	1,160	1,233,170
5.000%, 02/15/31	510	527,835
Illinois Finance Authority (RB) Series A
5.000%, 08/15/35	345	355,704
Illinois Finance Authority (RB) Series C
4.000%, 02/15/33	200	190,406
Illinois Finance Authority
5.000%, 02/15/30	750	780,795
Illinois State (GO)
5.500%, 01/01/30	1,000	1,030,087
4.000%, 06/01/37	100	84,491
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	250	220,982
Kane Cook & DuPage etc Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/26	225	229,343
Knox & Warren Counties Community Unit School District No. 205 Galesburg (GO) (BAM) Series B
4.000%, 01/01/27	500	506,093
Springfield Electric Revenue (RB)
5.000%, 03/01/28	140	143,701
5.000%, 03/01/29	350	359,173
Village of Glencoe (GO) Series A
3.000%, 12/15/24	915	904,919
Village of Schaumburg (GO) Series A
4.000%, 12/01/26	510	517,640
Will County Community Unit School District No. 201 (GO) (BAM)
¤ 5.000%, 01/01/27 (Pre-refunded @ $100, 01/01/26)	270	283,543
Will County Community Unit School District No. 201
¤ 5.000%, 01/01/27	5	5,228
5.000%, 01/01/27	235	246,067

	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
Will County Community Unit School District No. 201 (GO) (AGM) Series B
¤ 5.000%, 01/01/27 (Pre-refunded @ $100, 01/01/26)	25	$26,254

TOTAL ILLINOIS		14,158,568

INDIANA — (0.8%)
Ball State University (RB) Series R
5.000%, 07/01/29	255	270,543
City of Hobart (GO) (ST INTERCEPT) Series B
3.000%, 01/01/26	300	286,127
Indiana Finance Authority (RB)
5.000%, 07/01/29	400	417,734
Indiana Finance Authority (RB) Series A
4.000%, 02/01/34	750	739,705
Indiana State University (RB) Series T
4.000%, 10/01/39	110	97,134
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	350	369,137

TOTAL INDIANA		2,180,380

IOWA — (0.5%)
City of Sioux City (GO) Series C
5.000%, 06/01/25	1,350	1,403,718

KENTUCKY — (1.9%)
Campbell Kenton & Boone Counties Sanitation District No. 1 (RB)
2.000%, 08/01/30	300	249,782
City of Hazard (RB)
5.000%, 07/01/29	1,000	1,044,335
Eastern Kentucky University (RB) (BAM ST INTERCEPT) Series
5.000%, 04/01/38	680	706,412
Kentucky Municipal Power Agency (RB) (NATL) Series A
5.000%, 09/01/24	95	97,231
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/36	500	517,070

106

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
KENTUCKY — (Continued)
Kentucky State Property & Building Commission (RB) Series A
5.000%, 11/01/29	525	$559,237
Louisville/Jefferson County Metropolitan Government (RB) Series
5.000%, 10/01/26	1,000	1,037,755
University of Louisville (RB) (BAM) Series B
4.000%, 09/01/30	400	396,760
University of Louisville (RB) (ST INTERCEPT) Series C
4.000%, 09/01/26	350	352,734

TOTAL KENTUCKY		4,961,316

LOUISIANA — (1.1%)
City of New Orleans (GO)
5.000%, 12/01/30	1,000	1,070,352
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	100	106,092
City of New Orleans Water System Revenue (RB)
5.000%, 12/01/28	300	310,240
Lafourche Parish School Board (GO)
5.000%, 03/01/28	550	585,824
5.000%, 03/01/29	40	42,926
Louisiana Public Facilities Authority (RB)
5.000%, 05/15/31	250	259,884
Tangipahoa Parish Hospital Service District No. 1 (RB)
5.000%, 02/01/29	480	493,936

TOTAL LOUISIANA		2,869,254

MAINE — (0.1%)
City of Portland General Airport Revenue (RB)
5.000%, 01/01/27	210	216,596

MARYLAND — (0.4%) Maryland Health & Higher Educational Facilities Auth. (RB) Series
4.000%, 01/01/35	1,000	922,692

	Face Amount^	Value†
	(000)
MASSACHUSETTS — (0.9%)
Commonwealth of Massachusetts (RB) (NATL)
5.500%, 01/01/28	250	$271,328
Massachusetts Dev. Finance Agency (RB)
5.000%, 07/01/30	365	381,492
Massachusetts Dev. Finance Agency (RB) Series G
5.000%, 07/01/33	300	308,186
Massachusetts Development Finance Agency (RB)
5.000%, 10/01/29	100	104,552
Massachusetts Development Finance Agency (RB) Series
5.000%, 01/01/24	70	71,121
Massachusetts Development Finance Agency (RB) Series I
5.000%, 07/01/29	400	413,367
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue (RB) Series A
5.000%, 01/01/33	635	676,897

TOTAL MASSACHUSETTS		2,226,943

MICHIGAN — (2.2%)
Central Michigan University (RB)
4.000%, 10/01/35	450	416,017
4.000%, 10/01/36	470	430,962
City of Dearborn Heights (GO) (BAM)
3.000%, 05/01/27	855	831,792
City of Saginaw Water Supply System Revenue (RB) (AGM)
4.000%, 07/01/29	500	509,115
Eastern Michigan University (RB) (BAM) Series A
4.000%, 03/01/34	250	240,918
Farmington Public School District (GO) (BAM)
3.375%, 05/01/34	250	224,215
Ferris State University (RB)
5.000%, 10/01/27	410	430,486
Grand Traverse County Hospital Finance Authority (RB)
5.000%, 07/01/29	215	229,940

107

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MICHIGAN — (Continued)
Kalamazoo Public Schools (GO)
4.000%, 05/01/25	20	$20,219
Karegnondi Water Authority (RB)
5.000%, 11/01/29	500	523,720
Michigan Finance Authority (RB)
5.000%, 11/15/27	1,050	1,088,060
4.000%, 11/15/35	295	270,598
Wayne County Airport Authority (RB) Series A
5.000%, 12/01/40	500	512,051

TOTAL MICHIGAN		5,728,093

MINNESOTA — (0.1%)
Plymouth Intermediate District No. 287 (COP) Series A
5.000%, 02/01/30	205	215,327

MISSISSIPPI — (0.4%)
City of Jackson (GO)
5.000%, 03/01/24	350	357,044
Mississippi Dev. Bank (RB)
5.000%, 04/01/28	255	266,155
Mississippi State (RB) Series A
5.000%, 10/15/23	390	395,181

TOTAL MISSISSIPPI		1,018,380

MISSOURI — (1.3%)
City of Saint Charles (COP) Series B
3.000%, 02/01/37	440	353,543
Jefferson City School District (COP)
4.000%, 04/01/24	200	201,474
Jefferson County Consolidated School District No. 6 (GO) (ST AID DIR DEP) Series A
3.000%, 03/01/34	140	121,057
Kansas City Industrial Dev. Authority (RB)
5.000%, 03/01/30	15	15,905
5.000%, 03/01/33	450	466,156
Missouri Joint Municipal Electric Utility Commission (RB)
5.000%, 01/01/27	1,200	1,253,375

	Face Amount^	Value†
	(000)
MISSOURI — (Continued)
Missouri State Health & Educational Facilities Authority (RB)
5.000%, 11/15/29	350	$365,111
Missouri State Health & Educational Facilities Authority (RB) Series A
4.000%, 07/01/34	500	473,422

TOTAL MISSOURI		3,250,043

MONTANA — (0.2%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	500	457,481

NEVADA — (3.7%)
City of North Las Vegas NV (GO) (BAM)
5.000%, 06/01/28	545	583,864
Clark County Department of Aviation (RB) Series B
5.000%, 07/01/32	375	397,661
5.000%, 07/01/40	500	517,990
Clark County NV (GO) Series B
5.000%, 11/01/27	1,000	1,074,538
Clark County NV Passenger Facility Charge Revenue (RB)
5.000%, 07/01/32	270	285,506
Clark County School District (GO) Series A
5.000%, 06/15/28	300	318,759
Clark County School District (GO) (AGM) Series A
4.000%, 06/15/40	395	355,655
Nevada State (GO) Series D
5.000%, 04/01/27	2,105	2,184,686
Nevada System of Higher Education (RB)
3.000%, 07/01/32	275	251,610
Washoe County NV (GO)
5.000%, 07/01/24	735	755,143
Washoe County School District (GO)
5.000%, 06/01/25	1,495	1,554,488
Washoe County School District (GO) Series B
5.000%, 04/01/27	1,000	1,061,373
Washoe County School District (GO) (BAM)
5.000%, 10/01/25	200	209,190

TOTAL NEVADA		9,550,463

108

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NEW JERSEY — (1.8%)
City of Vineland (GO) (AGM)
3.000%, 10/01/28	500	$470,770
Gloucester County Improvement Auth. (RB) (BAM)
5.000%, 07/01/32	145	153,907
New Brunswick Parking Authority (RB) (BAM MUN GOVT GTD)
5.000%, 09/01/27	325	337,533
New Jersey Educational Facilities Authority (RB) (AGM) Series
5.000%, 07/01/28	100	105,381
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/33	300	311,037
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 10/01/23	735	744,581
New Jersey State (GO)
4.000%, 06/01/30	575	580,427
New Jersey State
4.000%, 06/01/31	295	294,410
New Jersey Transportation Trust Fund Authority (RB)
5.250%, 06/15/31	260	264,791
New Jersey Turnpike Authority (RB) Series G
3.250%, 01/01/38	865	692,954
Passaic Valley Sewerage Commission (RB) (AGM) Series J
3.000%, 12/01/32	750	662,639

TOTAL NEW JERSEY		4,618,430

NEW YORK — (1.1%)
Metropolitan Transportation Authority (RB) Series C-1
5.000%, 11/15/30	1,000	1,005,761
Monroe County Industrial Dev. Corp. (RB)
5.000%, 12/01/25	715	732,298
5.000%, 07/01/27	150	156,373
5.000%, 12/01/28	315	326,028
New York City Industrial Dev. Agency (RB) (AGM)
3.000%, 01/01/33	500	417,852

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Port Authority of New York & New Jersey (RB) Series
5.000%, 11/15/28	300	$320,647

TOTAL NEW YORK		2,958,959

NORTH CAROLINA — (1.5%)
Charlotte-Mecklenburg Hospital Authority (The) (RB)
5.000%, 01/15/38	1,495	1,512,117
City of Charlotte Airport Revenue
5.000%, 07/01/41	1,460	1,523,287
North Carolina Capital Facilities Finance Agency (RB)
4.000%, 05/01/34	490	461,877
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/29	400	427,506

TOTAL NORTH CAROLINA		3,924,787

NORTH DAKOTA — (0.1%)
City of Grand Forks (RB)
5.000%, 12/01/29	125	129,375

OHIO — (1.7%)
American Municipal Power, Inc. (RB)
5.000%, 02/15/29	1,565	1,681,684
Butler County (RB)
4.000%, 11/15/35	1,000	917,281
City of Mansfield (GO) (BAM)
5.000%, 12/01/25	190	197,213
Montgomery County (RB)
5.000%, 08/01/28	360	376,199
4.000%, 08/01/39	600	538,373
4.000%, 08/01/40	500	442,894
Ohio Higher Educational Facility Commission (RB)
5.000%, 12/01/26	275	287,026
4.000%, 05/01/40	10	8,290

TOTAL OHIO		4,448,960

OKLAHOMA — (1.9%)
City of Bixby OK (GO) Series A
4.000%, 06/01/26	1,000	1,017,588
City of Oklahoma City (GO)
2.000%, 03/01/26	2,000	1,865,412

109

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
OKLAHOMA — (Continued)
Grady County School Finance Authority (RB)
4.000%, 12/01/23	500	$501,696
Oklahoma Dev. Finance Authority (RB)
4.000%, 06/01/29	770	776,953
Oklahoma Turnpike Authority (RB) Series A
5.000%, 01/01/28	525	561,367
University of Oklahoma (RB)
5.000%, 07/01/27	215	226,034

TOTAL OKLAHOMA		4,949,050

OREGON — (0.5%)
Deschutes County Hospital Facilities Authority (RB)
5.000%, 01/01/28	215	223,910
Metro (RB)
5.000%, 06/15/30	225	237,693
Salem Hospital Facility Authority (RB)
5.000%, 05/15/31	575	589,046
5.000%, 05/15/37	200	204,057

TOTAL OREGON		1,254,706

PENNSYLVANIA — (4.2%)
Allegheny County Hospital Development Authority (RB)
4.000%, 07/15/38	1,125	981,845
Butler Area Sewer Authority (RB) (BAM) Series A
2.000%, 07/01/29	300	260,033
Chester County School Authority (RB)
5.000%, 03/01/28	235	245,466
City of Philadelphia (GO) Series A
4.000%, 05/01/38	810	731,649
City of Philadelphia Airport Revenue (RB) Series A
4.000%, 07/01/39	850	759,529
City of Philadelphia Airport Revenue (RB) Series B
4.000%, 07/01/36	250	227,752
City of Philadelphia PA (GO) Series B
5.000%, 02/01/37	500	515,070
Derry Township Industrial & Commercial Dev. Authority (RB)
4.000%, 11/15/29	400	409,365

	Face Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
DuBois Hospital Authority (RB)
5.000%, 07/15/32	250	$255,066
Lancaster Higher Education Authority (RB) (BAM)
5.000%, 10/01/28	500	533,270
Montgomery County Higher Education and Health Authority (RB) Series
5.000%, 09/01/27	695	726,333
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/29	80	82,467
5.000%, 05/01/34	1,260	1,278,542
Pennsylvania Turnpike Commission (RB) Series B
5.000%, 12/01/37	1,250	1,286,384
Philadelphia Gas Works Co. (RB) (AGM) Series A
5.000%, 08/01/28	250	265,454
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/30	475	509,395
5.000%, 09/01/31	780	836,719
Pittsburgh Water & Sewer Authority (RB) (AGM) Series B
5.000%, 09/01/28	245	263,907
Westmoreland County (GO) Series A
5.000%, 08/15/29	500	542,199

TOTAL PENNSYLVANIA		10,710,445

RHODE ISLAND — (0.0%)
City of Providence (GO) Series A
5.000%, 01/15/26	100	103,715

SOUTH CAROLINA — (1.1%)
College of Charleston (RB) Series A
3.000%, 04/01/32	750	662,581
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/27	375	383,831
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	500	472,147
South Carolina Public Service Authority (RB)
4.000%, 12/01/40	1,095	945,434

110

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
South Carolina Public Service Authority (RB) Series C
5.000%, 12/01/25	295	$301,688

TOTAL SOUTH CAROLINA		2,765,681

SOUTH DAKOTA — (0.4%)
Sioux Falls SD Sales Tax Revenue (RB) Series A
5.000%, 11/15/26	860	909,792
South Dakota Health & Educational Facilities Authority (RB)
3.250%, 09/01/32	130	115,254

TOTAL SOUTH DAKOTA		1,025,046

TENNESSEE — (3.7%)
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/24	965	992,553
5.000%, 07/01/25	970	1,012,004
City of Knoxville Gas System Revenue (RB) Series AA
5.000%, 03/01/26	2,000	2,106,424
Greeneville Health & Educational Facilities Board (RB) Series
5.000%, 07/01/30	650	662,332
Knox County Health Educational & Housing Facility Board (RB) Series A
5.000%, 01/01/33	560	569,667
Maury County (GO)
5.000%, 04/01/25	825	857,592
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (RB) Series
5.000%, 07/01/30	100	102,125
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/28	1,000	1,055,689
Metropolitan Government of Nashville & Davidson County TN (GO)
5.000%, 01/01/27	1,030	1,089,818

	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
Sumner County (GO)
5.000%, 06/01/24	940	$965,159

TOTAL TENNESSEE		9,413,363

TEXAS — (24.9%)
Alamo Community College District (GO)
5.000%, 08/15/27	950	1,017,726
Arlington Higher Education Finance Corp. (RB) (PSF-GTD) Series A
5.000%, 08/15/28	300	321,706
Bexar County (GO)
4.000%, 06/15/26	600	609,823
Bexar County Hospital District (GO)
5.000%, 02/15/27	555	590,684
Brushy Creek Regional Utility Authority Inc (RB)
4.000%, 08/01/32	200	200,607
Central Texas Regional Mobility Authority (RB)
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 07/01/26)	3,020	3,149,207
Central Texas Regional Mobility Authority (RB) Series B
5.000%, 01/01/39	500	503,145
4.000%, 01/01/40	755	655,965
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	1,310	1,349,535
City of Austin (GO) Series A
5.000%, 09/01/24	10	10,316
City of Austin Airport System Revenue (RB) Series A
5.000%, 11/15/32	270	278,444
City of Austin Electric Utility Revenue (RB) Series A
5.000%, 11/15/25	2,060	2,154,696
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/24	675	692,277
City of Celina (GO)
4.125%, 09/01/25	1,000	1,019,634
City of El Paso (GO) Series A
5.000%, 08/15/26	1,010	1,061,540
City of El Paso (GO) Series B
5.000%, 08/15/23	455	461,299

111

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Fort Worth (GO)
4.000%, 03/01/29	1,105	$1,119,566
City of Fort Worth (GO) Series A
5.000%, 03/01/25	505	523,834
City of Frisco (GO)
4.000%, 02/15/26	3,175	3,224,957
City of Garland (GO)
5.000%, 02/15/26	2,295	2,404,670
5.000%, 03/01/30	1,170	1,235,109
City of Houston (GO) Series A
5.000%, 03/01/26	3,000	3,058,319
City of Hutto (GO) (BAM) Series A
3.000%, 08/01/27	515	494,173
City of Irving TX (GO)
5.000%, 09/15/26	240	254,271
City of League City (GO)
4.000%, 02/15/28	160	163,327
City of Mount Pleasant (GO) (AGM)
5.000%, 05/15/29	390	419,277
5.000%, 05/15/30	415	449,380
City of New Braunfels Utility System Revenue (RB)
5.000%, 07/01/25	1,145	1,187,467
City of Odessa (GO)
5.000%, 03/01/29	150	161,281
City of San Angelo (GO)
5.000%, 02/15/25	1,000	1,033,050
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/27	1,145	1,218,497
City of Waco (GO) Series A
4.000%, 02/01/25	2,000	2,026,953
Conroe Independent School District (GO)
5.000%, 02/15/32	3,995	4,170,740
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	685	710,544
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	795	828,718
Dallas Fort Worth International Airport (RB)
5.000%, 11/01/30	35	37,526
4.000%, 11/01/39	465	408,545

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Dallas Fort Worth International Airport (RB) Series F
5.125%, 11/01/25	80	$81,143
Fort Bend County Municipal Management District No. 1 (GO) (BAM)
2.000%, 09/01/30	245	198,993
Fort Bend County Municipal Utility District No. 57 (GO) (AGM)
2.000%, 04/01/28	350	311,122
Fort Bend County Municipal Utility District No. 58 (GO) (BAM)
2.000%, 04/01/24	100	96,653
Greater Greenspoint Redevelopment Authority (TAN)
4.000%, 09/01/34	250	246,571
Harris County (GO) Series A
5.000%, 10/01/26	500	522,832
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/26	700	718,729
5.000%, 05/15/28	750	785,859
5.000%, 07/01/28	360	383,888
Harris County Cultural Education Facilities Finance Corp. (RB) Series
3.000%, 10/01/40	100	75,362
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/31	510	533,453
Harris County Flood Control District (GO) Series A
5.000%, 10/01/27	300	322,452
Houston Community College System (RB)
5.000%, 04/15/26	1,155	1,198,015
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,020	1,056,896
Hunt Memorial Hospital District Charitable Health (GO)
5.000%, 02/15/28	250	260,428

112

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Katy Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/25	1,050	$1,086,574
Keller Independent School District (GO) (PSF-GTD) Series A
¤ 5.000%, 02/15/33 (Pre-refunded @ $100, 2/15/25)	2,500	2,592,707
Lone Star College System (GO) Series A
5.000%, 02/15/26	2,500	2,623,434
Lower Colorado River Authority (RB)
5.000%, 05/15/38	400	415,270
5.000%, 05/15/39	805	833,876
Mesquite Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/25	1,110	1,158,303
Northside Independent School District (GO) (PSF-GTD)
4.000%, 08/15/26	1,385	1,416,396
Pharr San Juan Alamo Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/01/28 (Pre-refunded @ $100, 02/01/25)	600	622,544
Point Aquarius Municipal Utility District (GO) (BAM)
3.000%, 03/01/26	100	97,576
Port Freeport (RB) Series B
5.000%, 06/01/29	350	364,367
Roma Independent School District (GO) (PSF-GTD)
4.000%, 02/15/26	540	549,337
Southwest Independent School District (GO) (PSF-GTD)
5.000%, 02/01/25	800	829,354
Stephen F Austin State University (RB)
5.000%, 10/15/29	230	240,732
Texas Municipal Power Agency (RB) (AGM)
3.000%, 09/01/32	200	173,307
Texas State Technical College
5.000%, 08/01/31	1,000	1,067,327

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Texas Transportation Commission State Highway Fund
5.000%, 10/01/25	1,520	$1,588,550
Timber Lane Utility District (GO) (AGM) Series
4.000%, 08/01/26	365	370,592
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/24	755	770,778
5.000%, 02/01/25	400	414,501
Waco Educational Finance Corp. (RB)
5.000%, 03/01/35	675	705,998
5.000%, 03/01/36	250	260,148

TOTAL TEXAS		64,180,875

UTAH — (3.8%)
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	1,000	1,042,055
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/28	390	423,709
Murray City School District (GO) (SCH BD GTY)
5.000%, 02/01/25	1,250	1,295,591
Ogden City School District (GO) (SCH BD GTY)
5.000%, 06/15/26	2,500	2,644,365
Uintah County (GO)
4.000%, 12/15/28	750	765,048
Utah Associated Municipal Power Systems (RB) Series
5.000%, 09/01/35	655	674,155
Washington Country School District Board of Education/St George
5.000%, 03/01/30	2,880	3,040,730

TOTAL UTAH		9,885,653

VIRGINIA — (0.1%)
Lynchburg Economic Dev. Authority (RB)
5.000%, 01/01/29	190	196,816

113

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
WASHINGTON — (7.4%)
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue (RB)
¤ 5.000%, 11/01/45 (Pre-refunded @ $100, 1/11/25)	630	$661,013
City of Port Angeles Water & Wastewater Utility Revenue (RB)
5.000%, 11/01/25	1,255	1,316,780
5.000%, 11/01/26	750	797,384
City of Seattle Drainage & Wastewater Revenue (RB)
4.000%, 04/01/33	600	604,633
City of Seattle Solid Waste Revenue (RB)
4.000%, 06/01/29	170	172,962
City of Seattle Water System Revenue
5.000%, 05/01/24	2,000	2,052,411
Energy Northwest
5.000%, 07/01/23	780	789,472
Energy Northwest (RB)
4.000%, 07/01/27	250	250,960
King County (GO) Series A
5.000%, 12/01/26	1,575	1,674,459
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,000	1,042,702
Klickitat County Public Utility District No. 1 (RB) (AGM) Series A
5.000%, 12/01/28	275	296,814
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	535	569,415
Snohomish County School District No 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/27	2,030	2,117,288
Washington Health Care Facilities Auth. (RB)
4.000%, 07/01/37	200	180,343
Washington Health Care Facilities Authority (RB) Series A-
5.000%, 08/01/25	35	35,920
Washington State (GO)
5.000%, 06/01/29	1,000	1,053,737

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Washington State (GO) Series A-1
5.000%, 08/01/26	1,000	$1,044,557
Washington State (GO) Series B
5.000%, 07/01/24	1,125	1,157,674
5.000%, 08/01/29	855	902,843
Washington State (GO) Series E
5.000%, 02/01/27	605	617,420
Washington State (GO) Series R-2018C
5.000%, 08/01/27	1,005	1,077,964
Washington State (GO) Series R-2018D
5.000%, 08/01/25	690	720,929

TOTAL WASHINGTON		19,137,680

WEST VIRGINIA — (0.2%)
West Virginia Hospital Finance Authority (RB)
5.000%, 09/01/32	415	420,293

WISCONSIN — (4.3%)
City of Kaukauna Electric System Revenue (RB) (AGM)
4.000%, 12/15/30	800	807,742
City of Milwaukee (GO) Series
4.000%, 04/01/28	300	303,051
City of Milwaukee (GO) Series B3
3.000%, 03/01/30	610	559,902
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/27	200	210,858
City of Milwaukee WI (GO) Series
5.000%, 04/01/26	450	469,470
City of Waukesha (GO) Series C
5.000%, 10/01/26	260	275,328
Mequon & Thiensville School District (GO)
2.000%, 03/01/25	1,345	1,280,255
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/26	855	904,441
Public Finance Authority (RB)
4.000%, 07/01/38	675	608,497

114

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
4.000%, 07/01/39	675	$603,321
River Falls School District (GO) Series A
3.000%, 04/01/25	1,520	1,499,444
Wisconsin Health & Educational Facilities Authority (RB)
5.000%, 04/04/32	670	705,510
4.000%, 10/15/33	1,025	968,842
5.000%, 07/01/34	220	223,662
Wisconsin State (GO) Series A
5.000%, 05/01/30	1,100	1,154,193

	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
WPPI Energy (RB) Series A
5.000%, 07/01/36	600	$618,080

TOTAL WISCONSIN		11,192,596

TOTAL MUNICIPAL BONDS Cost ($285,251,050)		257,909,493

TOTAL INVESTMENTS — (100.0%) (Cost $285,251,050)		$257,909,493

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$257,909,493	—	$257,909,493

TOTAL	—	$257,909,493	—	$257,909,493

See accompanying Notes to Financial Statements.

115

DFA SHORT-TERM SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.2%)
Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB)
5.000%, 02/01/24	380	$386,029

ALASKA — (2.2%)
Alaska Municipal Bond Bank Authority (RB)
5.000%, 12/01/23	680	691,976
City of Anchorage Electric Revenue (RB) Series A
¤ 5.000%, 12/01/41 (Pre-refunded @ $100, 12/1/24)	3,510	3,621,963

TOTAL ALASKA		4,313,939

ARIZONA — (0.1%)
Arizona Health Facilities Authority (RB)
5.000%, 12/01/26	115	117,891

CALIFORNIA — (3.8%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/24	250	257,469
California State Public Works Board (RB) Series D
5.000%, 05/01/24	1,985	2,035,554
City of Los Angeles (RN)
4.000%, 06/29/23	615	618,339
County of Riverside CA (RN)
5.000%, 06/30/23	735	744,371
County of Riverside CA
3.700%, 10/19/23	125	125,279
County of Santa Cruz CA (RN)
5.000%, 07/06/23	550	557,119
Montebello Unified School District (GO) Series
5.000%, 08/01/23	120	121,419
Peralta Community College District (GO) Series A
5.000%, 08/01/25	780	802,095
San Diego Unified School District
4.000%, 06/30/23	580	583,426

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
State of California (GO)
5.000%, 11/01/25	1,555	$1,633,363

TOTAL CALIFORNIA		7,478,434

COLORADO — (0.8%)
City & County of Denver CO Airport System Revenue (RB) Series A
5.000%, 11/15/24	700	721,609
E-470 Public Highway Authority (RB) Series A
5.000%, 09/01/26	850	894,766

TOTAL COLORADO		1,616,375

CONNECTICUT — (3.2%)
City of Danbury (GO)
3.000%, 07/13/23	3,500	3,496,377
City of New Haven (GO) Series A
5.000%, 08/01/23	375	379,119
Connecticut State (GO)
4.000%, 01/15/25	355	359,451
Connecticut State Health & Educational Facilities Authority (RB)
5.000%, 07/01/27	600	621,859
Connecticut State Special Tax Revenue (RB)
5.000%, 01/01/24	350	356,730
Town of Windham (BAN)
4.000%, 09/28/23	1,000	1,004,474

TOTAL CONNECTICUT		6,218,010

FLORIDA — (10.5%)
Bay County School Board Series A
5.000%, 07/01/24	280	286,987
City of Jacksonville (RB)
5.000%, 10/01/23	395	400,683
County of Miami-Dade Aviation Revenue (RB) Series A
5.000%, 10/01/23	1,000	1,014,118
Florida Keys Aqueduct Authority (RB)
5.000%, 09/01/25	2,715	2,834,904
Florida State (GO)
5.000%, 06/01/24	1,835	1,885,542
Florida State (GO) Series A
5.000%, 07/01/24	1,000	1,028,060

116

DFA SHORT-TERM SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
FLORIDA — (Continued)
Florida State (GO) Series B
5.000%, 06/01/26	720	$762,179
Florida State Department of Transportation Turnpike System Revenue (RB) Series A
5.000%, 07/01/24	1,165	1,197,308
Fort Pierce Utilities Authority (RB) (AGM) Series A
5.000%, 10/01/25	45	46,801
Hillsborough County School Board Series
5.000%, 07/01/26	310	319,427
Indian River County District School Board (COP) Series A
5.000%, 07/01/24	950	971,694
Miami-Dade County (GO)
5.000%, 07/01/25	2,515	2,620,642
Miami-Dade County Expressway Authority (RB) Series
4.000%, 07/01/23	820	821,668
Palm Beach County School District Series
5.000%, 08/01/23	225	227,805
School Board of Miami-Dade County
4.000%, 02/23/23	1,000	1,002,797
School Board of Miami-Dade County (COP)
5.000%, 11/01/25	995	1,022,266
School District of Broward County (RN)
4.000%, 06/30/23	3,500	3,518,377
School District of Broward County (COP)
5.000%, 07/01/24	715	732,376

TOTAL FLORIDA		20,693,634

GEORGIA — (2.1%)
Gainesville & Hall County Hospital Authority (RB)
5.000%, 02/15/26	460	468,785
Georgia State (GO) Series A
5.000%, 08/01/24	1,390	1,432,241
Municipal Electric Authority of Georgia (RB)
4.000%, 11/01/24	500	502,228
Private Colleges & Universities Authority (RB)
5.000%, 10/01/24	160	163,975
5.000%, 04/01/25	600	615,559

	Face
	Amount^	Value†
	(000)
GEORGIA — (Continued)
Troup County School District (GO)
4.000%, 08/01/23	950	$955,245

TOTAL GEORGIA		4,138,033

ILLINOIS — (4.6%)
Chicago O’Hare International Airport (RB)
5.000%, 01/01/24	805	820,850
Chicago Park District (GO) Series A
¤ 5.000%, 01/01/37 (Pre-refunded @ $100, 1/1/24)	485	494,270
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/23	1,600	1,613,816
City of Chicago IL (RB)
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 1/1/25)	3,000	3,099,253
Cook County (GO)
5.000%, 11/15/26	700	734,873
County of Cook (GO) Series A
5.000%, 11/15/23	225	228,465
County of Cook Sales Tax Revenue (RB) Series A
5.000%, 11/15/23	320	325,123
Illinois Finance Authority (RB) Series A
5.000%, 02/15/25	300	308,849
Illinois State (GO) Series
5.000%, 12/01/24	500	504,202
Northern Illinois Municipal Power Agency (RB) Series A
5.000%, 12/01/23	400	406,192
Village of Bartlett (GO) Series A
5.000%, 12/01/24	425	438,039

TOTAL ILLINOIS		8,973,932

INDIANA — (0.4%)
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/25	700	722,428

117

DFA SHORT-TERM SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
IOWA — (2.6%)
City of Cedar Rapids (GO) Series A
5.000%, 06/01/23	1,395	$1,409,698
City of Davenport (GO) Series C
4.000%, 06/01/24	1,260	1,273,499
City of Sioux City (GO) Series A
3.000%, 06/01/24	500	496,627
City of Urbandale (GO)
5.000%, 06/01/25	1,115	1,162,734
College Community School District (GO)
3.000%, 06/01/24	345	342,673
Iowa Finance Authority (RB) Series E
5.000%, 08/15/23	435	440,683

TOTAL IOWA		5,125,914

KANSAS — (0.8%)
City of Olathe (GO)
5.000%, 08/01/23	500	506,292
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/24	1,090	1,125,036

TOTAL KANSAS		1,631,328

KENTUCKY — (1.3%)
Hardin County School District Finance Corp. (RB) (ST INTERCEPT)
5.000%, 05/01/24	500	510,895
Kentucky State Property & Building Commission (RB) Series B
5.000%, 08/01/25	1,000	1,034,969
Kentucky Turnpike Authority
5.000%, 07/01/25	935	965,828

TOTAL KENTUCKY		2,511,692

LOUISIANA — (0.9%)
Ascension Parish School Board (GO)
5.000%, 03/01/24	140	143,001
City of New Orleans (GO) Series
5.000%, 12/01/24	1,500	1,544,497

TOTAL LOUISIANA		1,687,498

	Face
	Amount^	Value†
	(000)
MASSACHUSETTS — (0.7%)
City of Quincy (GO)
4.000%, 07/07/23	1,000	$1,004,934
Nauset Regional School District (BAN)
4.000%, 07/20/23	440	441,761

TOTAL MASSACHUSETTS		1,446,695

MISSOURI — (1.2%)
City of Columbia Water & Electric System Revenue (RB) Series B
5.000%, 10/01/23	750	761,402
City of Kansas City (RB)
5.000%, 09/01/24	140	144,166
Health & Educational Facilities Authority of the State of Missouri (RB)
5.000%, 11/15/24	500	513,450
Missouri Joint Municipal Electric Utility Commission (RB) Series A
5.000%, 01/01/24	850	866,834

TOTAL MISSOURI		2,285,852

NEBRASKA — (0.4%)
City of Gretna (COP)
5.000%, 12/15/25	380	390,789
Nebraska State Colleges Facilities Corp. (RB) (AGM)
5.000%, 07/15/24	250	256,288
5.000%, 07/15/25	240	248,707

TOTAL NEBRASKA		895,784

NEVADA — (0.8%)
Clark County School District
5.000%, 06/15/25	1,000	1,037,793
Las Vegas Convention & Visitors Authority (RB)
5.000%, 07/01/25	520	537,947

TOTAL NEVADA		1,575,740

NEW JERSEY — (4.3%)
Borough of Edgewater (BAN)
2.500%, 07/14/23	1,000	993,722
City of East Orange (BAN)
4.500%, 10/23/23	1,500	1,515,400
City of Jersey City (GO) Series A
5.000%, 11/01/24	1,000	1,029,545

118

DFA SHORT-TERM SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
NEW JERSEY — (Continued)
Hudson County Improvement Authority (RN) (CNTY GTD) Series B-
3.000%, 08/04/23	260	$259,035
New Jersey Economic Dev. Authority (RB)
5.000%, 06/15/23	400	403,224
5.000%, 03/01/26	175	175,570
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 10/01/23	500	506,518
New Jersey State (GO)
5.000%, 06/01/25	725	752,393
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/23	100	100,806
Township of East Brunswick (BAN)
3.500%, 07/18/23	1,000	1,000,570
Ventnor City
2.500%, 07/12/23	1,000	994,266
VERONA TWP NJ VRN 10/23 FIXED 5
5.000%, 10/26/23	750	761,813

TOTAL NEW JERSEY		8,492,862

NEW YORK — (7.5%)
City of Auburn (BAN)
3.500%, 08/16/23	1,000	998,866
City of Rochester
4.000%, 08/02/23	1,000	1,002,358
East Ramapo Central School District (GO) Series A
3.000%, 05/31/23	500	498,369
Elmira City School District (GO)
4.000%, 06/23/23	775	778,632
Evans-Brant Central School District (GO) Series B
4.000%, 06/23/23	775	778,632
Hermon-DeKalb Central School District (GO)
4.000%, 06/29/23	1,000	1,003,864
Horseheads Central School District (GO)
3.000%, 06/22/23	655	652,046
New York State Dormitory Authority (RB)
5.000%, 05/01/24	895	912,141
5.000%, 05/01/26	215	221,499

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
New York State Thruway Authority (RB) Series L
5.000%, 01/01/26	340	$356,115
Oswego City School District (BAN) (ST AID WITHHLDG)
3.750%, 07/21/23	1,000	1,000,046
Smithtown Central School District
4.000%, 06/28/23	1,000	1,002,751
Suffolk County (GO) (AGM) Series B
4.000%, 10/15/24	1,000	1,010,201
Town of Amherst (BAN)
4.750%, 11/03/23	1,250	1,266,423
Town of Grand Island (BAN)
4.000%, 10/06/23	1,000	1,005,225
Town of Oyster Bay (GO)
5.000%, 08/01/24	200	205,768
Utica School District (GO)
3.000%, 06/22/23	750	748,125
Wappingers Central School District (BAN) (ST AID WITHHLDG)
4.000%, 08/10/23	1,250	1,254,648

TOTAL NEW YORK		14,695,709

NORTH CAROLINA — (0.8%)
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/25	415	427,679
North Carolina Turnpike Authority (RB)
5.000%, 02/01/24	1,050	1,062,687

TOTAL NORTH CAROLINA		1,490,366

OHIO — (0.8%)
Akron Bath Copley Joint Township Hospital District (RB)
5.000%, 11/15/24	70	71,911
American Municipal Power, Inc. (RB)
5.000%, 02/15/24	855	872,201
Ohio Higher Educational Facility Commission (RB)
5.000%, 05/01/28	635	670,331

TOTAL OHIO		1,614,443

119

DFA SHORT-TERM SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
OKLAHOMA — (1.6%)
City of Bixby (GO) Series A
4.000%, 06/01/25	1,290	$1,309,713
Cleveland County Educational Facilities Authority
5.000%, 06/01/24	415	424,882
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/24	530	543,775
Oklahoma County Finance Authority
5.000%, 10/01/25	885	918,181

TOTAL OKLAHOMA		3,196,551

OREGON — (2.0%)
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/25	1,555	1,619,709
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/24)	1,645	1,701,378
Oregon State Facilities Authority (RB) Series A
5.000%, 06/01/24	600	611,135

TOTAL OREGON		3,932,222

PENNSYLVANIA — (1.7%)
Allegheny County Hospital Dev. Authority (RB) Series B
5.000%, 10/15/24	245	251,807
City of Lancaster (GO) (BAM)
5.000%, 05/01/24	650	666,267
City of Philadelphia (GO) Series
5.000%, 05/01/25	250	258,503
City of Philadelphia (GO) Series A
5.000%, 08/01/23	1,245	1,260,888
Montgomery County Higher Education and Health Authority (RB)
5.000%, 09/01/24	250	255,116
Pennsylvania Higher Educational Facilities Authority (RB) Series AW
5.000%, 06/15/26	265	279,376

	Face
	Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/25	460	$477,788

TOTAL PENNSYLVANIA		3,449,745

SOUTH CAROLINA — (0.6%)
Piedmont Municipal Power Agency (RB) Series E
5.000%, 01/01/23	750	751,545
South Carolina Public Service Authority
5.000%, 12/01/24	395	405,040

TOTAL SOUTH CAROLINA		1,156,585

TENNESSEE — (2.4%)
Bedford County (GO)
5.000%, 06/01/26	500	526,868
City of Chattanooga (GO) Series B
5.000%, 10/01/24	1,800	1,859,552
City of Knoxville Electric System Revenue (RB)
5.000%, 07/01/24	575	591,417
5.000%, 07/01/25	845	881,591
Maury County (GO)
5.000%, 04/01/23	855	861,484

TOTAL TENNESSEE		4,720,912

TEXAS — (25.1%)
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	500	522,412
Brownsville Utilities System Revenue (RB) Series A
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/23)	500	506,998
Bryan Electric System Revenue (RB)
5.000%, 07/01/25	155	160,629
Central Texas Regional Mobility Authority (RB) Series A-
¤ 5.000%, 01/01/40 (Pre-refunded @ $100, 7/1/25)	2,250	2,346,264
Channelview Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	515	529,617

120

DFA SHORT-TERM SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/24	2,665	$2,749,389
City of Carrollton (GO)
5.000%, 08/15/24	1,800	1,853,931
City of Corpus Christi (GO) Series B
5.000%, 03/01/24	1,290	1,316,807
City of Dallas (GO)
5.000%, 02/15/25	900	930,748
City of Denton (GO)
5.000%, 02/15/24	545	557,141
5.000%, 02/15/25	855	886,692
City of El Paso (GO) Series A
5.000%, 08/15/26	465	488,729
City of Fort Worth (GO)
5.000%, 03/01/24	115	117,616
5.000%, 03/01/26	3,000	3,152,862
5.000%, 03/01/27	490	520,985
City of Georgetown Utility System Revenue (RB)
5.000%, 08/15/25	290	300,819
City of Houston (GO)
5.000%, 03/01/24	1,850	1,891,842
City of Irving (GO)
4.000%, 09/15/24	1,000	1,013,273
City of Laredo Waterworks & Sewer System Revenue (RB)
5.000%, 03/01/24	250	255,359
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	90	93,356
Dallas Fort Worth International Airport (RB) Series F
5.125%, 11/01/25	510	517,288
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	135	138,042
Grand Parkway Transportation Corp. (RB)
¤ 5.250%, 10/01/51 (Pre-refunded @ $100, 10/01/23)	2,000	2,035,955
Harris County (GO)
5.000%, 10/01/25	1,810	1,893,166
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/26	540	554,448
5.000%, 05/15/27	500	522,042

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
5.000%, 07/01/28	285	$303,911
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,250	1,288,111
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	45	46,031
Lewisville Independent School District (GO)
5.000%, 08/15/24	805	828,271
Lone Star College System (GO) Series A
5.000%, 02/15/24	2,400	2,453,463
Lower Colorado River Authority (RB)
5.000%, 05/15/24	500	511,752
5.000%, 05/15/26	510	534,331
Lower Colorado River Authority
5.000%, 05/15/24	200	204,701
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/25	1,560	1,588,385
5.000%, 01/01/27	100	101,636
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	520	535,580
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,140	1,181,491
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	165	168,592
Richardson Independent School District (GO)
5.000%, 02/15/24	270	275,877
Stephen F Austin State University (RB)
5.000%, 10/15/26	900	942,333
Tarrant County College District (GO)
5.000%, 08/15/24	130	133,849
Tarrant Regional Water District Water Supply System Revenue (RB)
¤ 5.000%, 03/01/30 (Pre-refunded @ $100, 03/01/24)	1,000	1,022,355
Texas State (GO)
5.000%, 08/01/24	170	175,137

121

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
¤ 4.000%, 10/01/33 (Pre-refunded @ $100, 4/1/24)	3,000	$3,030,791
Texas State (GO) Series A
5.000%, 10/01/23	2,550	2,591,767
Texas State Technical College
5.000%, 08/01/23	590	596,544
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/24	600	612,539
University of Texas System (RB)
5.000%, 08/15/24	1,040	1,072,806
W HARRIS CNTY TX REGL WTR AUTH WHRWTR 12/24 FIXED 5
5.000%, 12/15/24	450	464,044
West Travis County Public Utility Agency (RB)
6.500%, 08/15/24	630	663,227
Wylie Independent School District (GO)
5.000%, 08/15/25	2,075	2,156,321

TOTAL TEXAS		49,340,255

UTAH — (2.6%)
Central Utah Water Conservancy District (RB) Series A
5.000%, 10/01/24	1,160	1,197,069
City of Salt Lake City UT Public Utilities Revenue (RB)
5.000%, 02/01/25	265	274,840
Utah Transit Authority (RB)
¤ 5.000%, 06/15/37 (Pre-refunded @ $100, 6/15/25)	2,440	2,542,827
¤ 5.000%, 06/15/38 (Pre-refunded @ $100, 6/15/26)	1,000	1,043,420

TOTAL UTAH		5,058,156

WASHINGTON — (8.5%)
City of Seattle (GO) Series A
5.000%, 12/01/25	1,365	1,434,695

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
City of Seattle WA Municipal Light & Power Revenue (RB) Series C
5.000%, 10/01/24	1,045	$1,078,001
City of Seattle WA Solid Waste Revenue (RB)
5.000%, 08/01/25	1,395	1,456,410
City of Seattle Water System Revenue (RB)
5.000%, 08/01/24	1,060	1,092,030
Clark County Public Utility District No 1
5.000%, 01/01/24	275	280,004
Clark County Public Utility District No. 1 (RB)
5.000%, 01/01/24	860	875,648
Energy Northwest (RB)
5.000%, 07/01/23	1,265	1,280,362
5.000%, 07/01/26	500	526,540
King County Public Hospital District No. 1 (GO)
5.000%, 12/01/24	490	504,933
King County School District No. 415 Kent (GO) (SCH BD GTY)
4.000%, 12/01/23	2,700	2,717,997
MASON KITSAP CNTYS WA SCH DI MASSCD 12/36 FIXED 5
5.000%, 12/01/36	1,235	1,258,465
Washington State
5.000%, 07/01/23	1,250	1,263,937
Washington State (GO)
5.000%, 07/01/24	1,000	1,029,044
5.000%, 08/01/24	770	793,400
Washington State (GO) Series A-1
5.000%, 08/01/26	500	522,279
Whatcom County School District No. 501 Bellingham (GO)
5.000%, 12/01/23	540	550,087

TOTAL WASHINGTON		16,663,832

WISCONSIN — (5.5%)
City of Beaver Dam (GO) (BAM) Series A
5.000%, 03/01/24	440	449,201
City of Milwaukee (GO)
5.000%, 04/01/25	110	113,467
City of Milwaukee (GO) Series N2
5.000%, 04/01/24	700	711,630

122

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CONTINUED

	Face
	Amount^	Value†
	(000)
WISCONSIN — (Continued)
Madison Area Technical College (GO)
4.000%, 03/01/24	2,500	$2,523,941
Madison Metropolitan School District (GO)
3.000%, 03/01/24	2,080	2,074,946
Onalaska School District (GO)
¤ 3.250%, 04/01/28 (Pre-refunded @ $100, 4/1/24)	400	399,610
Wisconsin State (GO)
5.000%, 05/01/24	2,520	2,586,038

	Face
	Amount^	Value†
	(000)
WISCONSIN — (Continued)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/24)	2,000	$2,051,526

TOTAL WISCONSIN		10,910,359

TOTAL MUNICIPAL BONDS Cost ($199,585,338)		196,541,205

TOTAL INVESTMENTS — (100.0%) (Cost $199,585,338)		$196,541,205

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$196,541,205	—	$196,541,205

TOTAL	—	$196,541,205	—	$196,541,205

See accompanying Notes to Financial Statements.

123

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SCHEDULE OF INVESTMENTS

October 31, 2022

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Alameda County Joint Powers Authority
5.000%, 12/01/30	7,000	$7,118,009
Alum Rock Union Elementary School District (GO) Series A
5.000%, 08/01/23	780	789,722
5.000%, 08/01/24	600	616,584
Anaheim Public Financing Authority (RB)
¤ 5.000%, 05/01/39 (Pre-refunded @ $100, 05/01/24)	5,500	5,648,193
¤ 5.000%, 05/01/46 (Pre-refunded @ $100, 05/01/24)	6,145	6,310,572
Apple Valley Unified School District (GO)
5.000%, 08/01/26	780	789,838
Bay Area Toll Authority (RB) Series
¤ 5.000%, 10/01/54 (Pre-refunded @ $100, 10/01/24)	2,810	2,903,495
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/54 (Pre-refunded @ $100, 04/01/24)	1,820	1,865,146
Bay Area Toll Authority (RB) Series S-4
¤ 5.000%, 04/01/38 (Pre-refunded @ $100, 4/1/23)	4,000	4,032,650
¤ 5.250%, 04/01/48 (Pre-refunded @ $100, 4/1/23)	15,000	15,137,728
¤ 5.250%, 04/01/53 (Pre-refunded @ $100, 4/1/23)	650	655,968
Berkeley Unified School District (GO) Series D
5.000%, 08/01/23	295	299,115
Berryessa Union School District (GO) Series B
5.000%, 08/01/23	150	152,092

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Burbank Unified School
District (GO) Series A
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 2/1/25)	1,055	$1,096,500
California Health Facilities Financing Authority (RB)
5.000%, 11/15/23	775	789,313
5.000%, 11/15/24	100	102,749
5.000%, 03/01/26	2,565	2,570,850
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/25)	1,690	1,770,047
California Health Facilities Financing Authority (RB) Series A
5.000%, 02/01/24	600	610,990
5.000%, 10/01/24	1,020	1,046,483
5.000%, 11/15/24	5,605	5,772,451
5.000%, 11/15/25	150	156,587
5.000%, 02/01/26	3,040	3,138,433
5.000%, 11/15/26	1,000	1,055,967
5.000%, 02/01/27	525	541,801
4.000%, 03/01/28	4,660	4,660,760
5.000%, 10/01/29	2,390	2,457,385
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/25	1,970	2,019,477
5.000%, 02/01/26	1,135	1,166,146
5.000%, 02/01/28	750	776,094
California Municipal Finance Authority (RB) Series B
5.000%, 10/01/23	1,555	1,580,470
California State Department of Water Resources (RB) Series AP
¤ 4.000%, 12/01/31 (Pre-refunded @ $100, 6/1/23)	2,515	2,528,456
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/24	230	238,698
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/24)	1,000	1,036,589
California State Department of Water Resources (RB) Series AX
5.000%, 12/01/25	3,060	3,227,274

124

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California State Department of Water Resources (RB) (ETM) Series AS
5.000%, 12/01/22	35	$35,052
California State Public Works Board (RB)
5.000%, 11/01/24	1,300	1,326,434
5.000%, 02/01/26	3,130	3,293,713
5.000%, 06/01/28	4,400	4,441,032
5.000%, 06/01/29	3,000	3,027,631
California State Public Works Board (RB) Series
5.000%, 11/01/22	2,475	2,475,000
California State Public Works Board (RB) Series A
5.000%, 09/01/28	1,175	1,211,020
California State Public Works Board (RB) Series B
5.000%, 05/01/23	695	701,254
California State Public Works Board (RB) Series D
5.000%, 11/01/22	2,340	2,340,000
5.000%, 04/01/24	2,155	2,206,952
5.000%, 05/01/24	4,790	4,911,991
5.000%, 11/01/25	1,460	1,531,020
California State Public Works Board (RB) Series E
5.000%, 11/01/24	1,000	1,033,259
California State Public Works Board (RB) Series F
5.000%, 05/01/24	1,805	1,850,969
California State Public Works Board (RB) Series H
5.000%, 12/01/25	1,795	1,869,883
California State University (RB) Series
¤ 5.000%, 11/01/25 (Pre-refunded @ $100, 11/1/24)	485	502,368
¤ 5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/24)	1,530	1,584,788
California State University (RB) Series A
5.000%, 11/01/23	4,350	4,431,369
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 11/1/24)	925	958,124
Calleguas Municipal Water District (RB) Series A
¤ 5.000%, 07/01/29 (Pre-refunded @ $100, 05/01/24)	1,310	1,348,907

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Carlsbad Unified School District (COP)
4.000%, 10/01/23	150	$151,063
4.000%, 10/01/24	125	126,578
4.000%, 10/01/25	100	101,836
Carlsbad Unified School District (GO) Series B
2.000%, 08/01/23	785	775,042
Central Contra Costa Sanitary District (COP)
5.000%, 09/01/23	5,125	5,200,530
Chabot-Las Positas Community College District (GO)
5.000%, 08/01/24	4,540	4,681,095
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/23)	3,500	3,549,083
Chico Unified School District (GO) Series
3.000%, 08/01/23	570	569,422
Chino Valley Unified School District (GO)
4.000%, 08/01/23	750	754,971
Chino Valley Unified School District (GO) Series C
4.000%, 08/01/23	275	276,823
4.000%, 08/01/24	125	126,630
4.000%, 08/01/25	275	280,674
City & County of San Francisco (GO)
5.000%, 06/15/24	1,245	1,281,855
5.000%, 06/15/26	1,170	1,202,393
5.000%, 06/15/27	1,860	1,880,934
City & County of San Francisco (GO) Series B
2.000%, 06/15/23	1,000	989,588
City & County of San Francisco (GO) Series R1
5.000%, 06/15/23	1,250	1,264,223
City & County of San Francisco (COP) Series R1
4.000%, 09/01/30	5,215	5,234,190
City & County of San Francisco CA (GO)
4.000%, 06/15/25	1,500	1,527,824
City of Long Beach Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/24	150	153,898
5.000%, 06/01/25	200	208,260
5.000%, 06/01/26	200	210,885
City of Los Angeles (RN)
4.000%, 06/29/23	15,710	15,795,301

125

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
City of Oakland (GO) Series C-1
5.000%, 07/15/24	3,580	$3,682,617
5.000%, 07/15/25	3,110	3,255,522
City of Rancho Cordova (ST)
4.000%, 09/01/24	125	125,891
4.000%, 09/01/25	150	151,458
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/31	1,055	1,084,802
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/22	1,345	1,345,000
5.000%, 11/01/23	3,240	3,299,006
City of San Mateo (ST)
5.000%, 09/01/24	125	128,338
5.000%, 09/01/25	280	290,065
5.000%, 09/01/26	250	261,614
Contra Costa Community College District (GO)
¤ 5.000%, 08/01/38 (Pre-refunded @ $100, 08/01/23)	3,600	3,650,485
Contra Costa Water District (RB) Series W
5.000%, 10/01/23	1,515	1,539,677
County of Los Angeles CA (RN)
4.000%, 06/30/23	9,290	9,341,825
County of Riverside CA (RN)
5.000%, 06/30/23	3,845	3,894,025
County of Riverside CA
3.700%, 10/19/23	500	501,114
County of Santa Cruz CA (RN)
5.000%, 07/06/23	7,290	7,384,360
Delano Union School District (GO) (AGM)
4.000%, 02/01/23	245	245,482
4.000%, 02/01/24	275	277,349
4.000%, 02/01/25	300	304,021
4.000%, 02/01/26	315	320,594
Desert Community College District (GO) Series A-
4.000%, 08/01/23	1,500	1,509,389
Dublin Unified School District (GO) Series A-2
5.000%, 08/01/23	3,000	3,040,733
5.000%, 08/01/24	510	525,411
East Bay Municipal Utility District Wastewater System Revenue (RB) Series A
5.000%, 06/01/24	110	113,030

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 06/01/25	150	$156,762
East Bay Regional Park District (GO) Series A-2
5.000%, 09/01/24	5,000	5,157,779
East Side Union High School District (GO)
5.000%, 08/01/23	375	380,092
5.000%, 08/01/24	275	283,310
East Side Union High School District (GO) Series C
2.000%, 08/01/24	6,420	6,225,609
Eastern Municipal Water District (RB) Series A
3.000%, 07/01/24	1,545	1,536,481
El Dorado Irrigation District (RB) (AGM) Series A
¤ 5.000%, 03/01/34 (Pre-refunded @ $100, 3/1/24)	3,000	3,072,192
¤ 5.250%, 03/01/39 (Pre-refunded @ $100, 3/1/24)	4,000	4,109,180
El Rancho Unified School District (GO) (BAM) Series C
5.000%, 08/01/25	675	700,933
Evergreen School District (GO)
2.000%, 08/01/23	3,000	2,960,289
Foothill-De Anza Community College District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 08/01/24)	1,150	1,185,740
Fremont Unified School District/Alameda County (GO) Series
¤ 4.000%, 08/01/46 (Pre-refunded @ $100, 8/1/24)	5,000	5,068,533
Fremont Union High School District (GO)
¤ 4.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	5,500	5,535,642
Fremont Union High School District (GO) Series A
2.000%, 08/01/23	730	721,787
Fresno Unified School District (GO)
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/24)	8,000	8,248,625

126

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Fresno Unified School District (GO) Series D
2.000%, 08/01/23	1,600	$1,582,354
Gilroy School Facilities Financing Authority (RB) Series A
¤ 5.000%, 08/01/46 (Pre-refunded @ $100, 8/1/23)	3,000	3,042,071
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/23	1,915	1,926,986
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	1,500	1,546,617
Glendale Community College District (GO) Series B
4.000%, 08/01/23	525	528,092
Golden State Tobacco Securitization Corp. (RB) (ST APPROP)
¤ 5.000%, 06/01/40 (Pre-refunded @ $100, 6/1/25)	5,000	5,217,839
Golden State Tobacco Securitization Corp.
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	10,000	10,435,678
Grossmont Union High School District (GO) Series E
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	9,865	10,003,343
Grossmont Union High School District (GO) Series J2
4.000%, 08/01/23	1,000	1,006,924
Grossmont-Cuyamaca Community College District (GO)
5.000%, 08/01/23	1,640	1,661,050
Indio Finance Authority (RB)
5.000%, 11/01/24	125	128,571
5.000%, 11/01/25	225	233,663
5.000%, 11/01/26	300	314,824
Inglewood Unified School District (GO) (AGM) Series A
4.000%, 08/01/23	1,125	1,129,969

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Kern High School District (GO)
5.000%, 08/01/24	600	$618,234
La Quinta Redevelopment Agency Successor Agency
5.000%, 09/01/23	1,500	1,523,220
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/24)	1,000	1,032,457
La Quinta Redevelopment Agency Successor Agency (TAN)
¤ 5.000%, 09/01/28 (Pre-refunded @ $100, 9/1/23)	1,500	1,523,220
Las Lomitas Elementary School District (GO) Series B
2.000%, 07/01/23	1,315	1,300,268
Lodi Unified School District (GO)
3.000%, 08/01/23	750	748,823
5.000%, 08/01/24	600	618,130
5.000%, 08/01/25	500	523,083
Long Beach Bond Finance Authority (RB)
5.000%, 08/01/24	625	642,919
Long Beach Community College District (GO) Series D
4.000%, 08/01/23	1,825	1,837,096
4.000%, 08/01/24	1,285	1,301,970
Los Angeles Community College District (GO) Series A
5.000%, 08/01/23	2,670	2,709,031
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	1,000	1,031,423
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/24)	1,010	1,041,737
¤ 5.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	6,565	6,771,291
Los Angeles Community College District (GO) Series C-1
5.000%, 08/01/24	3,890	4,016,931
Los Angeles Community College District (GO) Series F
5.000%, 08/01/23	6,200	6,290,635

127

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Community College District (GO) Series G
5.000%, 08/01/23	3,360	$3,409,118
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/23	8,000	8,100,319
5.000%, 07/01/24	2,890	2,976,307
Los Angeles County Metropolitan Transportation Authority (RB) Series B
5.000%, 07/01/23	1,125	1,139,107
Los Angeles County Metropolitan Transportation Authority (RB) Series C
5.000%, 07/01/23	1,500	1,518,810
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 07/01/24	2,900	2,986,606
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/23	300	306,021
5.000%, 12/01/24	245	253,614
Los Angeles Department of Water & Power
5.000%, 07/01/26	1,400	1,404,117
Los Angeles Department of Water & Power (RB) Series
5.000%, 07/01/26	1,870	1,926,460
Los Angeles Department of Water & Power (RB) Series B
5.000%, 07/01/31	4,675	4,771,893
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/24	3,200	3,294,515
Los Angeles Department of Water & Power Power System Revenue (RB)
5.000%, 07/01/25	2,870	2,957,124
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/23	2,360	2,389,750
5.000%, 07/01/24	1,640	1,689,246

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/31	3,365	$3,535,661
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
5.000%, 07/01/24	1,000	1,030,357
5.000%, 07/01/25	1,900	1,988,708
Los Angeles Department of Water & Power Water System Revenue (RB) Series C
5.000%, 07/01/24	300	309,107
5.000%, 07/01/25	500	523,344
Los Angeles Unified School District (GO)
5.000%, 07/01/24	2,500	2,577,125
5.000%, 07/01/25	1,485	1,553,945
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/23	20,040	20,299,249
5.000%, 07/01/24	5,540	5,710,908
Los Angeles Unified School District (GO) Series B-1
4.000%, 07/01/24	1,025	1,040,128
Los Rios Community College District (GO)
5.000%, 08/01/25	500	523,754
Manhattan Beach Unified School District (GO) Series B
3.000%, 09/01/23	1,140	1,138,562
Menifee Union School District (GO) Series C
4.000%, 08/01/23	505	508,347
Merced Community College District (GO)
5.000%, 08/01/24	50	51,468
Midpeninsula Regional Open Space District (GO) Series A
5.000%, 09/01/23	1,385	1,405,754
Miracosta Community College District (GO) Series B
4.000%, 08/01/23	2,000	2,015,326
Modesto Irrigation District (RB) Series B
5.000%, 10/01/25	1,000	1,047,649

128

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Morgan Hill Redevelopment Agency Successor Agency (TAN) Series A
¤ 5.000%, 09/01/33 (Pre-refunded @ $100, 9/1/23)	1,750	$1,777,090
Mount Diablo Unified School District (GO)
4.000%, 08/01/24	1,425	1,442,365
Mount San Antonio Community College District (GO) Series C
4.000%, 08/01/23	3,350	3,370,720
Municipal Improvement Corp. of Los Angeles (RB)
5.000%, 11/01/23	1,650	1,680,049
Natomas Unified School District (GO)
5.000%, 08/01/25	1,690	1,734,974
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/24	170	175,769
5.000%, 12/01/25	175	183,568
Northern California Power Agency (RB)
5.000%, 07/01/24	500	513,948
5.000%, 07/01/25	800	836,100
Northern California Transmission Agency (RB) Series
5.000%, 05/01/24	500	512,365
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/28	900	950,812
Oceanside Public Financing Authority (RB) Series A
¤ 5.250%, 05/01/33 (Pre-refunded @ $100, 5/1/23)	1,500	1,516,150
Orange County Sanitation District (RB) Series A
5.000%, 02/01/24	5,420	5,539,282
5.000%, 02/01/33	1,600	1,680,282
Orange County Transportation Authority (RB)
5.000%, 10/15/24	5,695	5,885,903
Palomar Community College District (GO)
5.000%, 05/01/23	725	731,703

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Panama-Buena Vista Union School District (GO)
3.000%, 08/01/23	1,480	$1,478,500
3.000%, 08/01/24	2,450	2,422,024
Pasadena Unified School District (GO) Series A
3.000%, 08/01/23	3,000	2,995,957
Pasadena Unified School District (GO) Series B
2.000%, 08/01/23	13,160	12,995,961
Peralta Community College District (GO)
5.000%, 08/01/23	3,045	3,049,388
5.000%, 08/01/24	1,000	1,029,185
5.000%, 08/01/29	500	513,391
Peralta Community College District (GO) Series A
4.000%, 08/01/23	2,140	2,152,605
5.000%, 08/01/25	800	822,661
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.250%, 05/15/29 (Pre-refunded @ $100, 05/15/23)	265	267,859
Rio Elementary School District Community Facilities District (ST)
¤ 5.000%, 09/01/27 (Pre-refunded @ $100, 9/1/24)	1,000	1,031,556
¤ 5.000%, 09/01/30 (Pre-refunded @ $100, 9/1/24)	1,000	1,031,556
¤ 5.500%, 09/01/39 (Pre-refunded @ $100, 09/01/23)	4,915	5,009,027
Sacramento City Unified School District (GO)
5.000%, 08/01/24	500	512,878
5.000%, 07/01/25	830	863,788
Sacramento City Unified School District (GO) (AGM)
4.000%, 07/01/26	1,025	1,037,461
5.000%, 07/01/28	1,000	1,023,976
Sacramento Municipal Utility District (RB)
5.000%, 08/15/24	300	309,727
5.000%, 08/15/25	750	786,920
Sacramento Municipal Utility District (RB) Series B
5.000%, 08/15/27	4,905	4,973,288

129

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Sacramento Municipal Utility District (RB) Series F
5.000%, 08/15/23	6,290	$6,383,959
San Diego Association of Governments (RB)
5.000%, 11/15/25	6,525	6,744,628
San Diego Community College District (GO)
5.000%, 08/01/23	440	445,974
5.000%, 08/01/24	1,250	1,287,772
¤ 5.000%, 08/01/32 (Pre-refunded @ $100, 08/01/23)	3,105	3,149,698
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 08/01/23)	9,010	9,139,703
San Diego County Regional Transportation Commission (RB) Series A
¤ 5.000%, 04/01/44 (Pre-refunded @ $100, 4/1/24)	2,825	2,897,048
San Diego County Water Authority (RB)
5.000%, 05/01/24	1,050	1,078,291
5.000%, 05/01/25	1,010	1,053,438
San Diego County Water Authority (RB) Series A
5.000%, 05/01/23	3,800	3,836,072
5.000%, 05/01/25	485	505,859
San Diego Unified School District
4.000%, 06/30/23	2,985	3,002,632
5.000%, 07/01/24	4,000	4,121,427
San Diego Unified School District (GO) Series N-2
5.000%, 07/01/23	7,200	7,292,667
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/23	2,000	2,025,741
San Francisco Bay Area Rapid Transit District (GO) Series C-1
5.000%, 08/01/24	3,505	3,614,533
San Francisco City & County Airport Comm-San Francisco International Airport (RB)
5.000%, 05/01/26	2,500	2,629,055

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series A
5.000%, 05/01/25	1,095	$1,138,887
San Francisco Community College District (GO)
5.000%, 06/15/29	1,500	1,555,874
San Francisco Community College District (GO) Series A
5.000%, 06/15/23	4,345	4,391,761
San Francisco Municipal Transportation Agency (RB)
¤ 5.000%, 03/01/28 (Pre-refunded @ $100, 3/1/23)	1,100	1,106,984
San Francisco Unified School District (GO)
4.000%, 06/15/23	2,905	2,922,169
4.000%, 06/15/24	8,755	8,878,385
5.000%, 06/15/24	1,830	1,884,466
5.000%, 06/15/25	2,310	2,410,261
San Gabriel Unified School District (GO)
4.000%, 08/01/23	315	317,088
4.000%, 08/01/24	300	303,911
San Joaquin Hills Transportation Corridor Agency (RB)
¤ 5.000%, 01/15/29 (Pre-refunded @ $100, 01/15/25)	1,925	1,999,335
San Jose Unified School District (GO)
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 08/01/23)	1,455	1,475,404
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 8/1/23)	1,685	1,708,630
San Lorenzo Unified School District (GO)
4.000%, 08/01/23	700	704,640
San Luis Obispo County Community College District (GO) Series C
4.000%, 08/01/23	1,070	1,076,539
San Luis Obispo County Financing Authority
5.000%, 11/15/23	300	305,472

130

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Mateo Joint Powers Financing Authority (RB) Series A
5.000%, 07/15/24	4,000	$4,114,656
San Pablo Joint Powers Financing Authority (RB) (AGM)
4.000%, 11/01/23	125	125,936
4.000%, 11/01/24	175	177,124
4.000%, 11/01/25	180	182,667
San Ramon Valley Unified School District (GO)
¤ 4.000%, 08/01/28 (Pre-refunded @ $100, 8/1/23)	985	991,383
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/23	2,190	2,210,248
Santa Clara Unified School District (GO)
5.000%, 07/01/23	1,250	1,265,592
Santa Clara Valley Transportation Authority (RB)
5.000%, 06/01/23	5,500	5,561,445
Santa Cruz City Elementary School District (GO) Series C
3.000%, 08/01/23	710	709,280
3.000%, 08/01/24	1,100	1,096,387
Santa Monica-Malibu Unified School District (GO)
4.000%, 08/01/23	3,055	3,075,926
Santa Monica-Malibu Unified School District (GO) Series B
4.000%, 08/01/23	3,000	3,020,549
Santa Monica-Malibu Unified School District (GO) Series D
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	865	877,130
Sequoia Union High School District (RN)
3.000%, 06/30/23	6,000	5,996,362
Simi Valley Unified School District (GO)
5.000%, 08/01/24	2,455	2,532,566
Southern California Public Power Authority (RB)
5.000%, 07/01/23	270	273,421

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 07/01/25	475	$496,929
5.000%, 07/01/31	1,370	1,430,746
Southern California Public Power Authority
5.000%, 04/01/24	2,500	2,553,504
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/23	820	818,713
State of California (GO)
5.000%, 04/01/23	5,525	5,568,497
5.000%, 09/01/23	1,000	1,015,315
4.000%, 10/01/23	2,515	2,534,633
5.000%, 10/01/23	11,915	12,114,477
5.000%, 11/01/23	10,590	10,782,860
5.000%, 12/01/23	4,320	4,404,855
3.000%, 03/01/24	2,300	2,295,302
4.000%, 03/01/24	3,350	3,386,445
5.000%, 03/01/24	11,000	11,261,808
5.000%, 04/01/24	18,800	19,274,215
5.000%, 08/01/24	1,100	1,133,807
5.000%, 09/01/24	7,300	7,534,305
4.000%, 10/01/24	1,160	1,176,152
5.000%, 10/01/24	14,595	15,083,357
5.000%, 11/01/24	2,000	2,069,655
5.000%, 12/01/24	3,800	3,937,483
5.500%, 02/01/25	4,440	4,658,479
5.000%, 03/01/25	3,850	4,003,246
5.000%, 04/01/25	1,025	1,067,188
5.000%, 10/01/25	885	928,426
5.000%, 12/01/25	6,605	6,848,108
5.000%, 05/01/31	5,830	5,957,888
5.000%, 08/01/31	4,540	4,719,884
5.000%, 10/01/31	10,050	10,322,195
5.000%, 02/01/32	10,000	10,040,752
State of California (GO) Series C
5.000%, 09/01/28	1,710	1,786,298
State of California
5.000%, 09/01/23	1,940	1,969,711
5.000%, 10/01/24	1,475	1,524,354
Stockton Public Financing Authority (RB) Series A
¤ 6.250%, 10/01/40 (Pre-refunded @ $100, 10/01/23)	6,200	6,373,048
Stockton Unified School District (GO) (AGM) Series B
4.000%, 08/01/23	1,000	1,006,038
4.000%, 08/01/24	600	605,988
Sweetwater Union High School District (GO) (BAM)
5.000%, 08/01/28	6,000	6,153,507

131

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Temecula Valley Unified School District (GO) Series D
4.000%, 08/01/23	280	$281,856
Tracy Public Financing Authority (RB)
5.000%, 11/01/23	150	152,392
5.000%, 11/01/24	285	293,365
5.000%, 11/01/25	440	457,575
Ukiah Public Financing Authority (RB)
4.000%, 04/01/24	325	327,574
4.000%, 04/01/25	300	303,151
4.000%, 04/01/26	350	353,968
University of California (RB)
5.000%, 05/15/25	1,235	1,268,883
University of California (RB) Series AF
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/23)	3,645	3,681,468
University of California (RB) Series BE
5.000%, 05/15/23	2,800	2,828,104
Val Verde Unified School District (GO) (BAM) Series A
¤ 5.000%, 08/01/38 (Pre-refunded @ $100, 8/1/23)	140	141,963

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Vallejo City Unified School District (GO) (BAM)
5.000%, 08/01/23	2,170	$2,198,980
Vista Unified School District (COP)
5.000%, 10/01/23	1,035	1,050,547
5.000%, 10/01/24	1,195	1,228,259
5.000%, 10/01/25	1,295	1,347,556
Walnut Energy Center Authority (RB)
5.000%, 01/01/32	1,625	1,665,550
Walnut Valley Unified School District (GO) Series B
4.000%, 08/01/23	2,200	2,214,582
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/23	5,915	5,996,631
Yosemite Community College District (GO)
¤ 5.000%, 08/01/32 (Pre-refunded @ $100, 8/1/25)	5,975	6,258,863

TOTAL MUNICIPAL BONDS Cost ($843,860,561)		825,699,304

TOTAL INVESTMENTS — (100.0%) (Cost $843,860,561)		$825,699,304

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$825,699,304	—	$825,699,304

TOTAL	—	$825,699,304	—	$825,699,304

See accompanying Notes to Financial Statements.

132

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SCHEDULE OF INVESTMENTS

October 31, 2022

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/31	1,000	$1,016,104
Antelope Valley Community College District (GO) Series A
5.000%, 08/01/24	850	876,416
Arcadia Unified School District (GO)
3.000%, 08/01/26	1,035	1,014,461
Berkeley Unified School District (GO) Series D
5.000%, 08/01/23	600	608,370
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	455	490,521
5.000%, 08/01/28	2,540	2,773,742
Berryessa Union School District (GO) Series B
5.000%, 08/01/26	150	159,371
Burbank Unified School District (GO)
5.000%, 08/01/24	300	309,323
Calexico Unified School District (GO) (BAM)
4.000%, 08/01/34	525	521,784
California Health Facilities Financing Authority (RB)
5.000%, 02/01/33	1,045	1,083,131
5.000%, 02/01/34	1,250	1,290,246
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/25	4,840	5,052,536
5.000%, 02/01/27	1,740	1,795,684
¤ 5.000%, 11/15/46 (Pre-refunded @ $100, 11/15/25)	5,905	6,213,176
California Health Facilities Financing Authority
5.000%, 08/15/35	1,000	1,034,525
California Infrastructure & Economic Development Bank (RB) (FGIC) (ETM) Series A
5.000%, 07/01/25	2,500	2,620,638
5.000%, 07/01/26	6,500	6,921,087

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California Infrastructure & Economic Development Bank (RB) Series A
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/26)	3,130	$3,333,440
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 01/01/28)	225	243,791
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/27	685	708,653
5.000%, 02/01/29	825	853,043
5.000%, 02/01/30	1,000	1,033,950
California State Department of Water Resources (RB) Series AR
5.000%, 12/01/23	900	918,353
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/24	1,000	1,037,817
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/24)	1,495	1,549,700
California State Department of Water Resources (RB) (ETM) Series AS
5.000%, 12/01/22	15	15,022
California State Public Works Board (RB)
5.000%, 11/01/28	1,790	1,943,533
California State Public Works Board (RB) Series A
5.000%, 08/01/27	4,000	4,294,038
5.000%, 02/01/28	5,030	5,415,582
California State Public Works Board (RB) Series C
5.000%, 03/01/26	4,070	4,287,888
California State Public Works Board (RB) Series D
5.000%, 11/01/23	570	579,874
California State Public Works Board (RB) Series D-CA AIR RES BR
5.000%, 05/01/28	3,020	3,260,933

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California State University (RB) Series A
5.000%, 11/01/24	2,655	$2,746,946
5.000%, 11/01/25	4,010	4,213,253
5.000%, 11/01/26	1,350	1,438,417
3.250%, 11/01/28	4,000	3,980,737
3.375%, 11/01/29	5,000	5,001,008
5.000%, 11/01/29	1,500	1,659,681
5.000%, 11/01/31	1,040	1,098,604
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 11/1/24)	1,865	1,931,785
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/24)	765	792,394
California State University (RB) (AGM) Series C
5.000%, 11/01/22	100	100,000
California Statewide Communities Development Authority (RB) (AGM)
¤ 5.000%, 11/15/49 (Pre-refunded @ $100, 11/15/24)	1,000	1,034,872
California Statewide Communities Development Authority (RB) Series A
4.000%, 06/01/25	1,165	1,183,956
4.000%, 06/01/26	1,015	1,035,597
5.000%, 03/01/27	1,490	1,536,628
Carlsbad Unified School District (COP)
4.000%, 10/01/26	85	86,688
4.000%, 10/01/28	125	128,169
4.000%, 10/01/29	110	113,193
Cerritos Community College District (GO) Series C
5.000%, 08/01/29	400	442,083
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/23	1,970	1,983,057
4.000%, 08/01/34	2,610	2,610,929
Chico Unified School District (GO) Series A-2
4.000%, 08/01/24	250	253,259
Chula Vista Municipal Financing Authority (RB) Series F
5.000%, 05/01/25	275	286,424
City & County of San Francisco (COP)
5.000%, 04/01/25	1,000	1,039,742

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 04/01/26	700	$738,340
City & County of San Francisco (GO) Series A
5.000%, 06/15/24	1,000	1,029,603
City & County of San Francisco (GO) Series D-1
5.000%, 06/15/24	1,265	1,302,448
5.000%, 06/15/25	2,300	2,408,673
City of Grover Beach (GO)
5.000%, 09/01/23	360	365,395
City of Long Beach Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/27	200	213,551
5.000%, 06/01/28	100	108,129
City of Long Beach Harbor Revenue (RB) Series A
5.000%, 05/15/28	500	541,168
5.000%, 05/15/29	375	410,440
City of Los Angeles (GO) Series B
5.000%, 09/01/24	1,560	1,609,227
City of Oakland (GO) Series A
5.000%, 01/15/25	500	519,301
City of Pacifica (COP)
5.000%, 01/01/24	250	255,153
City of Pasadena Water Revenue (RB) Series A
5.000%, 06/01/25	360	376,139
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/37	2,260	2,375,316
City of San Francisco CA Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/24	3,015	3,120,596
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/24	1,250	1,293,779
5.000%, 11/01/25	1,090	1,147,480
City of San Mateo (ST)
5.000%, 09/01/27	250	263,632
5.000%, 09/01/28	370	392,146
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/32	1,000	1,034,607
Contra Costa Transportation Authority (RB) Series B
5.000%, 03/01/27	1,250	1,334,753
Contra Costa Water District (RB) Series W
5.000%, 10/01/24	360	372,453

134

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 10/01/25	400	$420,083
Corona-Norco Unified School District (GO) Series B
3.000%, 08/01/23	500	498,937
5.000%, 08/01/27	150	160,346
Culver City School Facilities Financing Authority (RB) (AGM)
5.500%, 08/01/26	855	920,883
Del Mar Union School District (GO) Series A
4.000%, 08/01/28	240	248,826
East Bay Municipal Utility District Wastewater System Revenue (RB) Series A
5.000%, 06/01/26	170	180,077
East Bay Regional Park District (GO) Series A-1
5.000%, 09/01/27	550	594,625
East Side Union High School District (GO)
5.000%, 08/01/25	275	287,843
5.000%, 08/01/26	325	345,304
East Side Union High School District (GO) Series C
2.000%, 08/01/24	2,000	1,939,442
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	200	205,448
Evergreen School District (GO)
3.000%, 08/01/25	1,400	1,381,868
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) (AGM) Series B
5.000%, 10/01/26	250	265,965
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) Series C
5.000%, 10/01/25	100	104,878
Fountain Valley Public Finance Authority (RB) Series A
5.000%, 07/01/24	250	256,810
Franklin-Mckinley School District (GO)
4.000%, 08/01/23	325	327,154

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Fremont Unified School District/Alameda County (GO)
5.000%, 08/01/26	2,660	$2,828,114
Fremont Union High School District (GO) Series A
5.000%, 08/01/25	795	833,624
Fresno Unified School District (GO) Series A
4.000%, 08/01/27	710	725,838
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/24	2,615	2,645,090
Gilroy Unified School District (GO)
4.000%, 08/01/24	140	141,825
4.000%, 08/01/25	100	101,931
Grossmont Healthcare District (GO) Series C
5.000%, 07/15/23	100	101,274
Grossmont Union High School District (GO)
5.000%, 08/01/27	500	540,177
Hacienda La Puente Unified School District (GO) (NPFGC )
5.000%, 08/01/23	225	228,038
Hermosa Beach City School District (GO) Series C
3.000%, 08/01/28	510	486,138
Indio Finance Authority (RB)
5.000%, 11/01/27	275	291,086
5.000%, 11/01/29	350	375,712
Kern Community College District (GO) Series C
4.000%, 08/01/25	265	269,908
Kern High School District (GO)
5.000%, 08/01/25	670	700,931
5.000%, 08/01/26	1,000	1,061,384
Kern High School District (GO) Series A
3.000%, 08/01/26	895	876,442
Lakeside Union School District/San Diego County (GO)
5.000%, 08/01/23	695	704,437
Las Lomitas Elementary School District (GO) Series B
3.000%, 07/01/24	1,810	1,805,553

135

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/25	610	$621,297
4.000%, 08/01/26	525	537,117
Lodi Unified School District (GO)
5.000%, 08/01/26	500	530,692
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/27	335	345,732
Long Beach Bond Finance Authority (RB)
5.000%, 08/01/26	680	717,070
Long Beach Community College District (GO) Series C
5.000%, 08/01/28	140	151,889
Long Beach Unified School District (GO)
5.000%, 08/01/26	200	212,640
Los Angeles Community College District (GO) Series A
5.000%, 08/01/23	340	344,970
5.000%, 08/01/24	250	258,158
Los Angeles Community College District (GO) Series C
5.000%, 08/01/25	1,240	1,300,912
5.000%, 06/01/26	2,530	2,688,776
Los Angeles Community College District (GO) Series C-1
5.000%, 08/01/26	5,000	5,326,927
Los Angeles Community College District (GO) Series G
5.000%, 08/01/23	650	659,502
Los Angeles Community College District (GO) Series L-
5.000%, 08/01/26	2,545	2,711,406
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/25	5,025	5,255,678
5.000%, 07/01/27	3,705	3,983,134
Los Angeles County Public Works Financing Authority
5.000%, 12/01/32	1,000	1,105,281

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Public Works Financing Authority (RB) Series D
5.000%, 12/01/25	190	$199,644
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/25	340	357,258
5.000%, 12/01/26	350	372,928
Los Angeles Department of Water & Power (RB)
5.000%, 07/01/27	500	537,759
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/26	1,000	1,061,220
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/24	1,800	1,854,881
5.000%, 07/01/25	290	303,540
5.000%, 07/01/26	1,680	1,771,575
5.000%, 07/01/29	4,925	5,101,533
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
3.000%, 07/01/26	8,425	8,257,352
5.000%, 07/01/28	785	856,783
5.000%, 07/01/29	665	709,455
Los Angeles Department of Water & Power Water System Revenue (RB) Series C
5.000%, 07/01/26	1,665	1,766,932
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/24	3,250	3,350,262
5.000%, 07/01/25	1,010	1,056,892
5.000%, 07/01/26	3,990	4,235,687
5.000%, 07/01/27	1,580	1,697,902
5.000%, 07/01/28	1,010	1,096,908
Los Angeles Unified School District (GO) Series B-1
4.000%, 07/01/25	3,000	3,057,982
5.000%, 07/01/27	535	574,923
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/27	3,030	3,256,104
Los Angeles Unified School District (COP) Series A
5.000%, 10/01/27	1,000	1,071,092

136

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Rios Community College District (GO)
5.000%, 08/01/26	500	$532,875
5.000%, 08/01/27	400	431,959
5.000%, 08/01/28	190	207,485
Los Rios Community College District (GO) Series B
5.000%, 08/01/23	510	517,114
Manhattan Beach Unified School District (GO) Series B
3.000%, 09/01/24	950	946,074
Metropolitan Water District of Southern California (RB)
5.000%, 10/01/27	750	812,140
Metropolitan Water District of Southern California (RB) Series B
4.000%, 10/01/25	1,000	1,019,518
3.000%, 07/01/28	3,310	3,243,516
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/24	1,650	1,701,174
5.000%, 07/01/25	200	209,494
Milpitas Unified School District (GO) Series B
4.000%, 08/01/25	400	408,564
4.000%, 08/01/26	400	411,263
4.000%, 08/01/27	250	258,593
4.000%, 08/01/28	500	518,387
Modesto Irrigation District (RB) Series A
5.000%, 10/01/37	1,055	1,108,263
Morongo Unified School District (GO) Series A
5.000%, 08/01/24	100	103,108
5.000%, 08/01/25	80	83,372
5.000%, 08/01/26	220	232,311
5.000%, 08/01/27	120	128,277
Mount Diablo Unified School District (GO) Series A
4.000%, 08/01/25	925	942,375
4.000%, 08/01/26	475	486,300
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	800	790,865
Mount San Jacinto Community College District (GO) Series C
4.000%, 08/01/24	600	607,509
4.000%, 08/01/25	400	408,564

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/24	325	$336,383
5.000%, 11/01/30	3,775	4,181,143
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/31	2,500	2,638,627
5.000%, 11/01/32	1,075	1,131,501
Murrieta Valley Unified School District (GO) (AGM)
5.000%, 09/01/24	1,160	1,195,769
Napa Valley Unified School District (GO) Series A
4.000%, 08/01/34	1,010	1,004,495
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/26	200	212,473
Northern California Power Agency (RB) Series A
5.000%, 07/01/28	3,375	3,674,501
Northern Humboldt Union High School District (GO)
4.000%, 08/01/26	240	244,606
Novato Sanitary District (RB)
5.000%, 02/01/28	1,475	1,599,137
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/23	300	304,073
5.000%, 08/01/24	1,125	1,157,254
5.000%, 08/01/25	1,250	1,306,701
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/24	900	924,722
5.000%, 08/01/26	575	606,139
Oakland Unified School District/Alameda County (GO) Series A
4.000%, 08/01/24	500	504,235
5.000%, 08/01/25	1,290	1,342,652
Oakland Unified School District/Alameda County (GO) Series B
5.000%, 08/01/24	1,675	1,724,749
Oakland Unified School District/Alameda County (GO) Series C
5.000%, 08/01/26	500	527,077

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Oceanside Public Financing Authority (RB)
4.000%, 11/01/34	600	$591,820
Orange County Sanitation District (RB) Series A
5.000%, 02/01/25	3,000	3,118,011
5.000%, 02/01/26	2,000	2,110,926
Palm Springs Unified School District (GO) Series A
3.000%, 08/01/25	5,415	5,324,358
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/01/25)	1,000	1,043,497
Palomar Community College District (GO) Series D
5.000%, 08/01/23	150	152,037
Pasadena Unified School District (GO) Series B
5.000%, 08/01/24	800	824,587
Peralta Community College District (GO) Series E-1
5.000%, 08/01/25	1,500	1,565,631
Placentia-Yorba Linda Unified School District (GO)
4.000%, 08/01/29	1,000	1,028,372
Pomona Unified School District (GO)
5.000%, 08/01/27	225	242,462
Redlands Unified School District (GO)
5.000%, 07/01/26	300	318,046
5.000%, 07/01/27	510	548,057
Redwood City School District (GO)
5.000%, 08/01/27	50	53,789
5.000%, 08/01/28	85	92,589
Reed Union School District (GO)
4.000%, 08/01/27	460	476,632
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.250%, 05/15/29 (Pre-refunded @ $100, 05/15/23)	670	677,229
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 05/15/23)	500	505,002

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Riverside County Infrastructure Financing Authority (RB) (ETM) Series A
5.000%, 11/01/24	165	$170,326
Riverside County Infrastructure Financing Authority (RB) Series A
5.000%, 11/01/24	935	965,731
5.000%, 11/01/25	1,255	1,319,712
Riverside County Public Financing Authority (RB)
¤ 5.250%, 11/01/45 (Pre-refunded @ $100, 11/1/25)	5,000	5,278,624
Sacramento City Unified School District (GO)
5.000%, 07/01/27	750	799,944
Sacramento County (COP)
5.000%, 10/01/28	780	841,776
Sacramento County Sanitation Districts Financing Authority (RB)
5.000%, 12/01/24	300	310,731
Sacramento County Sanitation Districts Financing Authority (RB) Series A
5.000%, 12/01/24	1,000	1,035,771
5.000%, 12/01/25	1,000	1,051,658
5.000%, 12/01/26	320	341,341
Sacramento Municipal Utility District (RB)
5.000%, 08/15/26	900	958,738
Sacramento Municipal Utility District (RB) Series E
5.000%, 08/15/26	1,000	1,065,265
Sacramento Municipal Utility District (RB) Series F
5.000%, 08/15/24	1,895	1,956,445
Sacramento Municipal Utility District (RB) Series I
5.000%, 08/15/25	1,500	1,573,839
Sacramento Suburban Water District (RB) Series A
5.000%, 11/01/26	1,220	1,301,789
5.000%, 11/01/27	750	811,280
San Bernardino Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/15/25)	2,000	2,096,307

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Association of Governments (RB)
5.000%, 11/15/25	1,125	$1,162,867
5.000%, 11/15/26	1,565	1,639,831
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	965,328
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	330	349,380
5.000%, 05/01/27	160	171,639
San Diego Public Facilities Financing Authority (RB)
5.000%, 05/15/25	1,020	1,065,002
San Diego Unified School District
5.000%, 07/01/29	2,400	2,657,520
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/25	2,675	2,838,724
San Diego Unified School District (GO) (AGM) Series E-2
5.500%, 07/01/27	3,000	3,306,005
San Diego Unified School District (GO) Series C-2
5.000%, 07/01/29	895	991,033
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/23	300	303,861
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	300	319,007
San Diego Unified School District (GO) (NPFGC ) Series D-1
5.500%, 07/01/24	190	197,296
5.500%, 07/01/25	445	471,651
San Dieguito Union High School District (GO) Series A-2
5.000%, 08/01/23	490	496,835
San Francisco Bay Area Rapid Transit District (GO) Series C-1
5.000%, 08/01/24	1,045	1,077,657
5.000%, 08/01/25	2,045	2,143,254
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB)
4.000%, 07/01/26	375	385,358

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020 B
4.000%, 05/01/37	500	$449,049
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
5.000%, 05/01/27	2,000	2,129,111
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series B
5.000%, 10/01/29	2,000	2,212,099
San Francisco Community College District (GO)
5.000%, 06/15/24	2,720	2,792,270
5.000%, 06/15/25	805	839,322
San Francisco Unified School District (GO) Series A
5.000%, 06/15/26	1,610	1,704,099
San Francisco Unified School District (GO) Series C
5.000%, 06/15/27	2,175	2,333,058
San Joaquin Hills Transportation Corridor Agency (RB) Series A
4.000%, 01/15/34	250	232,834
San Jose Evergreen Community College District (GO) Series A
4.000%, 09/01/23	100	100,686
San Jose Unified School District (GO)
5.000%, 08/01/31	1,280	1,343,401
San Juan Unified School District (GO)
3.000%, 08/01/24	610	604,555
3.000%, 08/01/25	1,475	1,455,896
3.000%, 08/01/26	3,135	3,069,994
San Juan Water District (RB)
5.000%, 02/01/26	500	524,579
San Leandro Unified School District (GO) (BAM) Series A
4.000%, 08/01/24	200	202,267
4.000%, 08/01/25	125	127,315
San Luis Obispo County Financing Authority
5.000%, 11/15/27	150	161,813
5.000%, 11/15/29	250	275,261

139

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Mateo County Community College District (GO) Series B
5.000%, 09/01/27	450	$486,511
San Mateo Foster City Public Financing Authority (RB) Series B
5.000%, 08/01/25	4,770	4,992,770
San Mateo Joint Powers Financing Authority (RB) Series A
5.000%, 07/15/26	3,000	3,176,804
San Mateo Union High School District (GO) Series B
4.000%, 09/01/24	1,000	1,014,815
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	400	438,152
San Pablo Joint Powers Financing Authority (RB) (AGM)
4.000%, 11/01/26	165	167,810
4.000%, 11/01/27	140	143,137
4.000%, 11/01/28	145	148,503
San Rafael Joint Powers Financing Authority (RB)
5.000%, 06/01/27	25	26,672
Santa Ana Unified School District (GO)
5.000%, 08/01/25	350	365,220
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	3,180	3,315,211
Santa Clara Unified School District (GO)
5.000%, 07/01/24	1,000	1,029,700
Santa County Clara (GO) Series C
5.000%, 08/01/26	900	958,191
5.000%, 08/01/27	3,435	3,709,446
Santa Cruz City Elementary School District (GO) Series C
3.000%, 08/01/26	1,230	1,205,591
Santa Monica Community College District (GO) Series A
5.000%, 08/01/26	105	111,636

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Santa Monica Community College District (GO) Series B
¤ 4.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	1,000	$1,014,047
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/24)	500	515,711
Simi Valley Unified School District (GO)
5.000%, 08/01/23	260	263,646
Sonoma Valley Unified School District (GO) Series B
5.000%, 08/01/25	500	523,083
Southern California Public Power Authority (RB)
5.000%, 07/01/23	430	435,449
5.000%, 07/01/24	700	721,135
5.000%, 07/01/25	1,965	2,055,718
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/26	5,500	5,840,623
5.000%, 07/01/30	1,115	1,164,527
Southwestern Community College District (GO) Series D
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/25)	5,000	5,248,305
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/24	900	889,723
3.000%, 08/01/25	200	197,410
4.000%, 08/01/26	280	286,463
Standard Elementary School District (GO) Series A
4.000%, 08/01/24	240	242,033
State of California (GO)
5.000%, 10/01/23	100	101,674
5.000%, 11/01/23	875	890,935
5.000%, 05/01/24	975	1,000,982
5.000%, 09/01/24	1,000	1,032,097
5.000%, 10/01/24	1,200	1,240,153
5.000%, 11/01/24	1,130	1,169,355
5.000%, 12/01/24	750	777,135
5.500%, 02/01/25	1,000	1,049,207
5.000%, 08/01/25	3,525	3,688,679
5.000%, 09/01/25	840	880,109

140

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 10/01/25	1,750	$1,835,871
5.000%, 11/01/25	6,565	6,895,840
5.000%, 12/01/25	3,600	3,785,971
3.000%, 03/01/26	3,055	3,003,853
5.000%, 08/01/26	4,320	4,583,613
5.000%, 12/01/26	7,050	7,514,606
3.000%, 03/01/27	2,525	2,460,624
3.500%, 08/01/27	4,720	4,727,996
5.000%, 08/01/27	8,815	9,458,980
5.000%, 10/01/27	5,725	6,156,142
5.000%, 04/01/28	1,770	1,914,815
5.000%, 08/01/28	3,410	3,686,923
5.000%, 10/01/28	8,955	9,744,025
5.000%, 11/01/28	1,085	1,166,923
5.000%, 04/01/29	7,265	7,949,705
5.000%, 10/01/30	3,655	4,050,904
State of California (GO) Series B
5.000%, 08/01/25	3,000	3,139,302
5.000%, 08/01/26	1,070	1,135,293
5.000%, 09/01/26	1,865	1,981,095
Sunnyvale Elementary School District (GO)
5.000%, 09/01/25	640	671,976
Sylvan Union School District (GO) Series C
5.000%, 08/01/26	405	427,663
Torrance Unified School District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 08/01/23)	445	451,241
Tracy Public Financing Authority (RB) Series A
5.000%, 11/01/27	490	519,121
5.000%, 11/01/28	345	368,607
University of California (RB) Series
5.000%, 05/15/32	1,580	1,690,807
University of California (RB) Series AF
¤ 5.000%, 05/15/26 (Pre-refunded @ $100, 05/15/23)	400	404,002
University of California (RB) Series BH
5.000%, 05/15/25	1,115	1,165,024

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
5.000%, 08/01/23	350	$354,752
5.000%, 08/01/24	300	308,498
Ventura County Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	500	523,754
Walnut Creek Elementary School District Contra Costa County (GO)
4.000%, 09/01/25	100	101,981
West Basin Municipal Water District (RB) Series A
5.000%, 08/01/27	745	800,781
West Contra Costa Unified School District (GO) Series A
5.000%, 08/01/24	1,095	1,129,031
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/25	520	541,224
5.000%, 08/01/26	545	574,514
5.000%, 08/01/27	575	613,361
West Valley-Mission Community College District (GO) Series A
5.000%, 08/01/29	135	149,548
Westside Union School District (GO) Series A
4.000%, 08/01/23	700	704,640
Windsor Unified School District (GO)
4.000%, 08/01/26	105	107,015

TOTAL MUNICIPAL BONDS Cost ($511,475,303)		483,018,172

TOTAL INVESTMENTS — (100.0%) (Cost $511,475,303)		$483,018,172

141

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CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$483,018,172	—	$483,018,172

TOTAL	—	$483,018,172	—	$483,018,172

See accompanying Notes to Financial Statements.

142

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SCHEDULE OF INVESTMENTS

October 31, 2022

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
NEW YORK — (100.0%)
Amityville Union Free School District (GO)
4.000%, 06/16/23	2,000	$2,006,695
Amityville Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/24	1,500	1,542,007
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 08/15/23	290	286,795
Bethlehem Central School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/25	2,000	2,086,294
Bridgehampton Union Free School District (GO) (ST AID WITHHLDG)
3.000%, 03/15/23	600	599,646
Chautauqua County (GO)
4.000%, 06/01/24	575	580,718
Chautauqua County (GO) (BAM)
4.000%, 06/01/25	325	330,068
City of Auburn (BAN)
3.500%, 08/16/23	1,000	998,866
City of Buffalo (GO) Series A
5.000%, 10/01/24	500	515,227
City of New York (GO)
5.000%, 08/01/23	1,000	1,004,464
5.000%, 08/01/23	1,725	1,748,422
City of New York (GO) Series A
5.000%, 08/01/23	1,260	1,277,108
5.000%, 08/01/24	3,940	4,059,055
5.000%, 08/01/25	1,975	2,060,886
5.000%, 08/01/27	1,650	1,715,587
City of New York (GO) Series B
3.000%, 08/01/23	460	459,278
5.000%, 08/01/23	1,655	1,677,471
City of New York (GO) Series C
5.000%, 08/01/23	510	516,925
City of New York (GO) Series E
5.000%, 08/01/23	1,825	1,849,779
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 2/1/23)	1,000	1,004,424

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series F-
5.000%, 03/01/23	670	$674,121
City of New York (GO) Series I
5.000%, 03/01/31	1,500	1,525,681
City of New York
5.000%, 08/01/23	1,500	1,520,367
City of New York (GO) (ETM) Series I-SUBSER 1-I
5.000%, 03/01/23	565	568,344
City of New York (GO) (ETM) SubSeries F-1
5.000%, 04/01/23	3,400	3,425,924
City of Rochester
4.000%, 08/02/23	3,000	3,007,072
City of Syracuse (GO) Series B
4.000%, 06/01/23	205	205,956
City of White Plains (GO) Series B
5.000%, 02/15/24	505	516,442
Cold Spring Harbor Central School District (GO) (ST AID WITHHLDG)
2.500%, 06/15/24	300	295,095
3.000%, 06/15/25	300	297,311
Cornwall Central School District (GO) (ST AID WITHHLDG)
4.000%, 10/15/23	500	503,542
County of Rockland (GO) Series
5.000%, 09/01/23	750	761,177
Dutchess County Local Dev. Corp. (RB) Series B
4.000%, 07/01/34	20	17,471
East Greenbush Central School District (GO) (ST AID WITHHLDG)
1.500%, 12/14/22	1,000	998,069
East Syracuse-Minoa Central School District (GO) Series B
3.000%, 06/28/23	3,000	2,995,509
Eastport-South Manor Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/01/23	500	502,761
Erie County (GO) Series
5.000%, 09/15/23	200	203,127

143

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Erie County Industrial Dev. Agency (RB) (ST AID WITHHLDG)
5.000%, 05/01/24	770	$789,383
Erie County Industrial Development Agency (The) (RB)
5.000%, 05/01/24	500	512,586
5.000%, 05/01/25	250	260,203
Genesee County (GO) (BAM)
3.000%, 03/15/24	365	363,352
Harrison/Village of Harrison (GO)
5.000%, 07/01/24	135	138,899
5.000%, 07/01/25	140	146,317
Haverstraw-Stony Point Central School District (GO) (ST AID WITHHLDG)
3.000%, 08/15/23	360	358,963
Hermon-DeKalb Central School District (GO)
4.000%, 06/29/23	1,000	1,003,864
Horseheads Central School District (GO)
3.000%, 06/22/23	660	657,024
Island Park Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 07/15/24	580	587,098
Ithaca City School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/23	580	573,428
Lake Placid Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/15/24	350	354,379
4.000%, 06/15/25	560	570,811
Lancaster Central School District (GO)
4.000%, 06/09/23	1,000	1,003,935
Lindenhurst Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 09/01/23	195	192,522
Long Island Power Authority (RB)Series A
5.000%, 09/01/35	500	509,789
Metropolitan Transportation Authority (RB) Series B
5.000%, 11/15/23	260	261,795
Metropolitan Transportation Authority (RB) Series C
5.000%, 11/15/22	435	435,254

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
¤ 5.000%, 11/15/32 (Pre-refunded @ $100, 5/15/23)	710	$716,990
Metropolitan Transportation Authority (RB) Series E
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/23)	1,100	1,120,111
Middle Country Central School District At Centereach (GO) (ST AID WITHHLDG)
3.000%, 01/15/23	725	724,723
3.000%, 01/15/24	640	638,482
Middletown City School District (GO) (ST AID WITHHLDG)
5.000%, 09/15/24	145	149,320
Monroe County Industrial Dev. Corp. (RB)
5.000%, 12/01/25	300	307,258
Monroe County Industrial Dev. Corp. (RB) Series A
5.000%, 07/01/26	1,145	1,190,129
Monroe-Woodbury Central School District (GO) (ST AID WITHHLDG)
5.000%, 02/15/24	1,000	1,021,768
Mount Vernon City School District (GO) (ST AID WITHHLDG)
5.000%, 12/01/24	450	462,347
Nassau County (GO) Series B
5.000%, 04/01/24	415	424,426
Nassau County (GO) Series C
5.000%, 10/01/32	485	511,239
New Rochelle City School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/23	560	568,253
New York City Housing Dev. Corp. (RB)Series B2
¤ 5.250%, 07/01/31 (Pre-refunded @ $100, 7/3/23)	1,480	1,500,353
New York City Industrial Dev. Agency (RB) (AGM)
5.000%, 03/01/28	510	537,154

144

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CONTINUED

		Face Amount^	Value†
		(000)
NEW YORK — (Continued)
New York City Municipal
Water Finance Authority (RB)
¤	5.000%, 06/15/47 (Pre-refunded @ $100, 6/15/23)	1,405	$1,420,862
New York Convention Center Dev. Corp. (RB)
	5.000%, 11/15/23	560	568,795
	5.000%, 11/15/25	75	77,789
New York State (GO) Series A
	5.000%, 03/01/23	2,150	2,163,223
New York State Dormitory Authority (RB)
	5.000%, 05/01/24	300	305,746
New York State Dormitory Authority (RB) Series A
	5.000%, 03/15/23	2,300	2,315,761
	5.000%, 03/15/24	700	716,841
¤	5.000%, 02/15/25	2,495	2,552,863
	5.000%, 03/15/25	1,000	1,036,729
¤	5.000%, 07/01/25 (Pre-refunded @ $100, 7/1/23)	1,450	1,467,417
¤	5.000%, 12/15/25 (Pre-refunded @ $100, 12/15/22)	2,000	2,004,455
	5.000%, 03/15/26	570	590,277
¤	5.000%, 03/15/29 (Pre-refunded @ $100, 3/15/23)	535	538,645
¤	5.000%, 07/01/29 (Pre-refunded @ $100, 7/1/23)	4,400	4,452,851
¤	5.000%, 02/15/30 (Pre-refunded @ $100, 2/15/23)	1,535	1,543,098
¤	5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/24)	500	513,784
	5.000%, 07/01/34	515	522,555
¤	5.000%, 07/01/37 (Pre-refunded @ $100, 7/1/23)	1,000	1,012,342
¤	5.000%, 07/01/44 (Pre-refunded @ $100, 7/1/24)	1,000	1,027,569
New York State Dormitory Authority (RB) Series A-BID GROUP 1
	5.000%, 03/15/23	15	15,104

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/24	455	$465,147
New York State Dormitory Authority (RB) Series B-GRP B
5.000%, 02/15/29	1,420	1,467,248
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/31	1,200	1,222,561
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/23	2,620	2,633,942
4.000%, 03/15/23	3,000	3,009,715
5.000%, 02/15/25	2,020	2,097,167
5.000%, 02/15/26	730	765,811
New York State Dormitory Authority (RB) Series E
5.000%, 02/15/23	500	502,661
5.000%, 03/15/24	1,000	1,024,058
New York State Dormitory Authority (RB) (ETM) Series A
4.000%, 12/15/22	100	100,111
5.000%, 12/15/22	70	70,152
New York State Dormitory Authority (RB) (ETM) Series A
5.000%, 02/15/25	1,825	1,892,676
New York State Dormitory Authority (RB) (ETM) Series A-BID GROUP 1
5.000%, 03/15/23	95	95,630
New York State Dormitory Authority (RB) (ETM) Series A-GROUP 1
5.000%, 03/15/24	2,000	2,049,248
New York State Dormitory Authority (RB) (ETM) Series B
5.000%, 02/15/25	550	571,011
New York State Dormitory Authority (RB) (ETM) Series D
5.000%, 02/15/24	3,120	3,189,580
New York State Thruway Authority (RB) Series A-1
5.000%, 03/15/24	1,760	1,802,342
New York State Thruway Authority (RB) Series J
5.000%, 01/01/27	535	543,814

145

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
New York State Thruway Authority (RB) Series K
5.000%, 01/01/23	665	$666,867
New York State Urban Dev. Corp. (RB)
5.000%, 03/15/23	1,020	1,027,089
5.000%, 03/15/25	620	642,915
New York State Urban Dev. Corp. (RB) Series A
5.000%, 03/15/24	1,250	1,279,734
New York State Urban Dev. Corp. (RB) (ETM)
5.000%, 03/15/25	5	5,192
New York State Urban Development Corp. (RB)
5.000%, 03/15/25	190	197,022
5.000%, 03/15/28	1,000	1,005,841
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/23	1,705	1,716,850
5.000%, 03/15/25	1,210	1,254,721
New York State Urban Development Corp. (RB) Series E
5.000%, 03/15/23	2,000	2,013,900
North Colonie Central School District (GO) (ST AID WITHHLDG)
2.000%, 07/15/23	800	789,736
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/22	285	284,430
2.000%, 12/15/23	550	538,481
Oceanside Union Free School District (GO) (ST AID WITHHLDG)
2.500%, 07/01/23	520	516,545
Onondaga County (GO)
5.000%, 08/15/24	700	720,850
Oswego City School District (BAN) (ST AID WITHHLDG)
3.750%, 07/21/23	750	750,035
Pittsford Central School District (GO) (ST AID WITHHLDG)
4.000%, 12/15/23	250	252,337
Port Authority of New York & New Jersey (RB)
4.000%, 12/01/25	375	381,585

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Riverhead Central School District (GO) (ST AID WITHHLDG) Series A
5.000%, 03/15/24	995	$1,018,400
5.000%, 03/15/25	710	735,585
Sales Tax Asset Receivable Corp.
¤ 4.000%, 10/15/32	260	263,891
Schenectady County (GO)
5.000%, 06/15/25	140	146,076
Sewanhaka Central High School District of Elmont (GO) (ST AID WITHHLDG)
3.000%, 07/15/23	600	598,830
Smithtown Central School District
4.000%, 06/28/23	2,500	2,506,876
Tonawanda City School District (GO)
3.125%, 06/15/23	1,300	1,299,072
Town of Amherst (GO)
1.500%, 11/04/22	1,000	999,853
Town of Amherst (BAN)
4.750%, 11/03/23	1,250	1,266,423
Town of Babylon (GO)
3.000%, 07/01/25	375	371,714
Town of Babylon (GO) Series B
5.000%, 04/01/23	1,000	1,007,666
Town of Bedford (GO) Series A
3.000%, 03/15/25	330	328,331
Town of Brookhaven (GO) Series B
4.000%, 12/15/23	540	544,660
Town of Carmel (BAN)
3.000%, 09/29/23	2,500	2,493,001
Town of Cheektowaga (GO)
5.000%, 07/15/23	265	268,395
Town of Clarence (GO)
2.250%, 08/01/24	210	204,186
Town of Grand Island (BAN)
4.000%, 10/06/23	2,000	2,010,450
Town of Hempstead (GO)
5.000%, 06/15/23	1,000	1,011,624
Town of Huntington (GO)
2.000%, 12/01/23	220	215,898
Town of North Hempstead (GO) Series A
5.000%, 03/15/23	615	619,229
3.000%, 04/01/24	425	423,614
Town of Ramapo (GO) Series B
2.000%, 05/01/23	665	658,668

146

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/22	485	$485,327
4.000%, 11/15/23	430	433,331
Triborough Bridge & Tunnel Authority (RB) Series C-2
5.000%, 05/15/25	1,000	1,041,144
Trust for Cultural Resources of The City of New York/The (RB) Series A
¤ 5.000%, 08/01/33 (Pre-refunded @ $100, 8/1/23)	1,000	1,013,429
Ulster County (GO)
2.000%, 11/15/22	240	239,856
Village of Bronxville (GO) Series A
2.000%, 11/15/22	515	514,691
Wantagh Union Free School District (GO) (ST AID WITHHLDG)
2.000%, 11/15/22	250	249,832

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Wappingers Central School District (BAN) (ST AID WITHHLDG)
4.000%, 08/10/23	1,000	$1,003,718
Westbury Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 12/15/22	800	801,785
Williamsville Central School District (GO)
4.000%, 06/07/23	1,000	1,003,968

TOTAL MUNICIPAL BONDS Cost ($154,082,065)		151,103,072

TOTAL INVESTMENTS — (100.0%) (Cost $154,082,065)		$151,103,072

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$151,103,072	—	$151,103,072

TOTAL	—	$151,103,072	—	$151,103,072

See accompanying Notes to Financial Statements.

147

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SCHEDULE OF INVESTMENTS

October 31, 2022

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
MINNESOTA — (100.0%)
Cambridge-Isanti Independent School District No. 911 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	300	$302,562
City of Albert Lea (GO)
4.000%, 02/01/26	270	274,955
City of Cambridge (GO) Series A
3.000%, 02/01/23	375	374,850
City of Chaska (GO) Series B
5.000%, 02/01/23	180	180,760
City of Deephaven (RB) Series A
¤ 5.125%, 07/01/33 (Pre-refunded @ $100, 7/1/23)	500	506,083
City of Eden Prairie (GO) Series A
4.000%, 02/01/25	345	349,874
City of Kasson (GO)
4.000%, 02/01/23	320	320,534
City of Lakeville (GO) Series
5.000%, 02/01/24	90	91,936
City of Lakeville (GO) Series B
5.000%, 02/01/24	530	541,403
City of Minneapolis (GO)
3.000%, 12/01/23	250	249,404
3.000%, 12/01/27	1,250	1,209,499
City of Red Wing (GO) Series A
4.000%, 02/01/26	700	710,907
City of Richfield (GO) Series A
3.000%, 02/01/24	255	253,229
City of Rochester Electric Utility Revenue (RB) Series
¤ 5.000%, 12/01/43 (Pre-refunded @ $100, 12/1/23)	150	152,850
City of Saint Cloud (GO) Series A
3.000%, 02/01/24	450	448,883
City of State Paul (GO) Series
5.000%, 09/01/23	275	279,121
City of State Paul (GO) Series A
5.000%, 09/01/24	690	711,774

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
City of State Paul (GO) Series B
5.000%, 11/01/23	265	$269,721
City of Waconia (GO) Series A
3.000%, 02/01/23	450	449,786
3.000%, 02/01/26	820	807,772
City of West Saint Paul (GO) Series A
3.000%, 02/01/23	230	229,778
Fosston Independent School District No. 601 (GO) (SD CRED PROG)
4.000%, 02/01/25	550	557,293
Hennepin County (GO) Series A
5.000%, 12/01/24	500	516,356
5.000%, 12/01/31	1,000	1,059,622
Hennepin County (GO) Series B
5.000%, 12/01/25	350	365,987
Hennepin County Sales Tax Revenue (RB)
5.000%, 12/15/23	205	208,936
Hermantown Independent School District No. 700 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	250	252,074
Housing & Redevelopment Authority of The City of State Paul Minnesota (RB) Series A
5.000%, 07/01/32	250	253,789
Itasca County (GO) Series A
5.000%, 02/01/23	865	868,655
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/26	500	524,736
Metropolitan Council (GO) Series A
5.000%, 03/01/23	190	191,181
Metropolitan Council (GO) Series B
5.000%, 12/01/23	500	509,714
Metropolitan Council (GO) Series C
5.000%, 03/01/26	1,050	1,107,230

148

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CONTINUED

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Milaca Independent School District No. 912 (GO) (SD CRED PROG) Series A
4.000%, 02/01/23	825	$826,274
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/24	1,200	1,225,669
Minneapolis/St. Paul Housing & Redevelopment Authority (RB)
5.000%, 11/15/26	200	210,578
Minnesota Higher Education Facilities Authority (RB) Series 8-G
5.000%, 12/01/25	200	209,076
Minnesota State
5.000%, 08/01/25	240	250,887
Minnesota State (GO) Series
5.000%, 08/01/23	505	511,857
5.000%, 08/01/25	520	543,588
Minnesota State (GO) Series A
5.000%, 10/01/23	615	625,073
5.000%, 09/01/24	500	515,778
5.000%, 10/01/24	225	232,402
5.000%, 08/01/25	200	202,805
Minnesota State (GO) Series B
5.000%, 08/01/23	1,050	1,064,257
5.000%, 08/01/24	200	206,043
5.000%, 10/01/26	270	286,936
Minnesota State (GO) Series D
5.000%, 08/01/23	420	425,703
5.000%, 08/01/24	275	283,310
5.000%, 10/01/24	200	206,579
5.000%, 08/01/27	250	261,139
Minnesota State Colleges And Universities Foundation (RB) Series A
5.000%, 10/01/24	300	309,080
Moorhead Independent School District No. 152 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	600	605,270
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	300	302,416

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
New London-Spicer Independent School District No. 345 (GO) (SD CRED PROG) Series A
3.000%, 02/01/23	150	$149,912
North Branch Independent School District No. 138 (GO) (SD CRED PROG) Series A
5.000%, 02/01/23	200	200,870
North Saint Paul-Maplewood-Oakdale Independent School District No. 622 (GO) (SD CRED PROG) Series A
3.000%, 02/01/24	255	253,506
Northern Municipal Power Agency (RB)
5.000%, 01/01/23	740	741,992
Olmsted County (GO) Series A
5.000%, 02/01/24	675	689,772
Ramsey County (GO) Series A
5.000%, 02/01/24	1,090	1,113,048
Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) Series A
5.000%, 02/01/24	500	510,572
5.000%, 02/01/25	415	430,228
Sartell-St. Stephen Independent School District No. 748 (GO) Series A
5.000%, 02/01/24	40	40,851
South State Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	350	357,573
St. Clair Independent School District No. 75 (GO) (SD CRED PROG) Series A
4.000%, 02/01/25	360	364,151
St. Louis Park Independent School District No. 283
5.000%, 02/01/24	280	286,252
Swift County (GO) Series A
3.000%, 02/01/23	215	214,792
University of Minnesota (RB) Series B
5.000%, 10/01/25	1,025	1,072,968

149

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CONTINUED

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Western Minnesota Municipal Power Agency (RB)
5.000%, 01/01/25	200	$206,701
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 10/01/24)	650	663,172
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	200	202,380

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Windom Independent School District No. 177 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	1,050	$1,087,373

TOTAL MUNICIPAL BONDS Cost ($34,053,078)		33,022,087

TOTAL INVESTMENTS — (100.0%) (Cost $34,053,078)		$33,022,087

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$33,022,087	—	$33,022,087

TOTAL	—	$33,022,087	—	$33,022,087

See accompanying Notes to Financial Statements.

150

DFA OREGON MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
OREGON — (100.0%)
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis (GO) (SCH BD GTY)
5.000%, 06/15/24	200	$205,633
5.000%, 06/15/29	610	667,476
Blue Mountain Community College District (GO) (SCH BD GTY)
4.000%, 06/15/23	185	185,912
Central Oregon Community College (GO) (SCH BD GTY)
4.000%, 06/15/28	250	256,715
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	100	109,063
City of Bend Water Revenue (RB)
5.000%, 12/01/26	200	211,024
City of Cottage Grove (GO)
5.000%, 09/01/26	515	544,394
4.000%, 06/01/29	100	102,635
City of Eugene Electric Utility System Revenue (RB) Series A
5.000%, 08/01/24	125	128,562
City of Hillsboro (GO)
5.000%, 06/01/24	450	461,974
City of Hillsboro Water Revenue (RB)
5.000%, 06/01/28	235	254,228
City of Lake Oswego (GO)
5.000%, 12/01/26	250	266,574
City of Medford (GO) Series A
5.000%, 06/01/24	470	482,652
City of Newberg (GO)
4.000%, 12/01/25	100	101,703
City of Portland (GO)
5.000%, 06/01/25	620	646,543
5.000%, 06/15/25	260	271,285
5.000%, 06/01/26	1,550	1,639,727
5.000%, 04/01/28	250	270,583
4.000%, 04/01/32	210	212,585
City of Portland (GO) Series A
5.000%, 03/01/26	100	105,063
5.000%, 06/01/27	500	536,072

	Face Amount^	Value†
	(000)
OREGON — (Continued)
3.000%, 06/15/28	150	$146,487
City of Portland (GO) Series B
5.000%, 06/15/26	465	492,178
City of Portland (GO) Series C
5.000%, 06/15/25	100	104,340
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/23	140	141,550
5.000%, 10/01/23	225	228,583
5.000%, 06/15/24	175	179,789
5.000%, 06/15/27	700	738,953
City of Portland Sewer System Revenue (RB) Series A
5.000%, 05/01/24	345	353,786
City of Portland Water System Revenue (RB)
5.000%, 04/01/27	365	389,402
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/24	125	128,013
5.000%, 04/01/25	445	462,160
City of Redmond (GO) Series B-1
5.000%, 06/01/30	80	87,065
City of Salem (GO)
5.000%, 06/01/23	180	181,928
5.000%, 06/01/25	395	411,313
5.000%, 06/01/26	150	158,579
City of Salem Water & Sewer Revenue (RB)
5.000%, 06/01/25	620	644,982
City of Springfield Sewer System Revenue (RB)
4.000%, 04/01/24	150	151,457
4.000%, 04/01/26	250	254,950
4.000%, 04/01/27	265	270,668
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY)
¤ 5.000%, 06/15/30 (Pre-refunded @ $100, 6/15/25)	720	751,263
Clackamas Community College District (GO) Series B
4.000%, 06/15/25	110	111,841

151

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Clackamas County (GO)
5.000%, 06/01/24	100	$102,723
5.000%, 06/01/25	585	609,455
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY)
5.000%, 06/15/32	310	331,952
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY) Series
5.000%, 06/15/25	530	552,191
Clackamas County School District No. 46 Oregon Trail (GO) (SCH BD GTY)
5.000%, 06/15/26	400	423,098
Clackamas County School District No. 7J Lake Oswego (GO) AGM
5.250%, 06/01/25	255	267,353
Clackamas County School District No. 86 Canby (GO) (SCH BD GTY) Series A
5.000%, 06/15/23	50	50,560
Clackamas County Service District No. 1 (RB)
5.000%, 12/01/23	100	101,911
5.000%, 12/01/26	230	244,705
Clatsop County School District No. 30 Warrenton-Hammond (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	285	304,199
5.000%, 06/15/29	500	547,111
Columbia Gorge Community College District (GO)
4.000%, 04/01/26	75	76,462
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/26	1,090	1,151,036
Deschutes County Hospital Facilities Authority (RB)
5.000%, 01/01/28	250	260,360
5.000%, 01/01/32	255	263,429
Hillsboro School District No. 1J (GO) (SCH BD GTY)
5.000%, 06/15/28	1,290	1,375,765
Jackson County (GO)
4.000%, 06/01/23	135	135,629

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Jefferson County School District No. 509J (GO) (SCH BD GTY)
4.000%, 06/15/27	60	$61,163
Lane & Douglas Counties School District No. 28J Fern Ridge (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/26)	1,000	1,058,472
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
¤ 4.000%, 06/15/33 (Pre-refunded @ $100, 6/15/24)	255	257,957
Linn & Benton Counties School District No. 8J Greater Albany (GO) (SCH BD GTY)
5.000%, 06/15/26	565	596,638
Medford Hospital Facilities Authority (RB) Series A
5.000%, 08/15/33	185	191,227
Metro (GO)
5.000%, 06/01/26	1,140	1,205,598
Metropolitan Wastewater Management Commission (RB)
5.000%, 11/01/22	170	170,000
5.000%, 11/01/23	785	798,831
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	645	689,874
Multnomah County (GO)
5.000%, 06/01/29	270	287,351
Multnomah County (GO) Series A
5.000%, 06/15/28	500	541,942
5.000%, 06/15/29	555	607,638
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/24	325	333,791
5.000%, 06/15/25	1,050	1,093,695
5.000%, 06/15/27	250	267,393

152

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Multnomah County School District No. 1 Portland (GO)
5.000%, 06/15/26	260	$274,559
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY)
4.000%, 06/01/24	185	187,124
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	630	656,378
5.000%, 06/15/27	1,000	1,040,848
Oregon Health & Science University (RB) Series A
5.000%, 07/01/37	140	148,151
Oregon State (GO)
5.000%, 05/01/25	450	468,474
5.000%, 06/01/26	400	422,878
5.000%, 05/01/27	40	42,806
Oregon State (GO) Series
5.000%, 05/01/25	300	312,316
5.000%, 06/01/26	340	359,446
5.000%, 06/01/35	1,295	1,361,407
Oregon State (GO) Series A
5.000%, 05/01/27	455	486,918
Oregon State (GO) Series B
5.000%, 08/01/33	950	983,724
Oregon State (GO) Series C
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/24)	205	211,089
Oregon State (GO) Series F
5.000%, 05/01/24	150	153,953
5.000%, 08/01/25	215	224,637
5.000%, 05/01/31	500	524,801
5.000%, 05/01/32	1,065	1,115,324
Oregon State (GO) Series H
5.000%, 08/01/23	105	106,433
5.000%, 05/01/24	200	205,271
5.000%, 06/01/25	215	224,096
5.000%, 06/01/27	360	380,341
5.000%, 06/01/29	365	384,614
Oregon State (GO) Series N
5.000%, 05/01/27	380	406,657
Oregon State (GO) Series P
5.000%, 08/01/23	100	101,365
Oregon State (GO)
5.000%, 06/01/28	165	178,937
Oregon State (GO) Series A
5.000%, 05/01/29	125	136,987
Oregon State (GO) Series K
5.000%, 11/01/26	350	372,113

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Oregon State
5.000%, 06/01/31	715	$760,325
Oregon State Department of Transportation (RB)
5.000%, 11/15/26	210	223,298
Oregon State Department of Transportation (RB) Series A
5.000%, 11/15/23	125	127,309
¤ 5.000%, 11/15/27 (Pre-refunded @ $100, 11/15/24)	200	206,854
5.000%, 11/15/27	500	534,031
Oregon State Department of Transportation (RB) Series A
5.000%, 11/15/25	920	965,273
Oregon State Facilities Authority (RB) Series A
5.000%, 06/01/24	345	351,402
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/28	150	159,638
Portland Community College District (GO)
5.000%, 06/15/23	280	283,186
5.000%, 06/15/25	400	416,646
5.000%, 06/15/26	825	871,197
Salem Hospital Facility Authority (RB)
5.000%, 05/15/31	350	358,550
Salem-Keizer School District No. 24J (GO) (SCH BD GTY)
5.000%, 06/15/25	675	703,089
Salem-Keizer School District No. 24J (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	1,320	1,408,923
State of Oregon (GO) Series F
5.000%, 08/01/27	1,495	1,604,897
Tri-County Metropolitan Transportation District of Oregon (RB)
5.000%, 09/01/25	125	130,762
Tri-County Metropolitan Transportation District of Oregon (RB) Series
¤ 5.000%, 09/01/27 (Pre-refunded @ $100, 9/1/25)	1,195	1,250,740

153

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
5.000%, 09/01/38	525	$556,755
Tri-County Metropolitan Transportation District of Oregon (RB) Series A-
3.250%, 10/01/34	420	357,345
Tri-County Metropolitan Transportation District of Oregon (RB) Series B
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/25)	375	392,492
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 09/01/26)	415	440,526
Tualatin Hills Park & Recreation District (GO)
4.000%, 06/01/26	110	112,419
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series J
5.000%, 06/15/28	155	165,647
Washington & Multnomah Counties School District No. 48J Beaverton (GO)
5.000%, 06/15/26	250	264,261
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	365	390,878

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	200	$205,665
Washington Clackamas & Yamhill Counties School District No. 88J (GO) (SCH BD GTY)
5.000%, 06/15/25	420	437,478
Washington County (GO)
5.000%, 03/01/25	750	779,168
5.000%, 03/01/26	410	431,949
4.000%, 03/01/30	1,000	1,018,091
Washington County Clean Water Services (RB)
5.000%, 10/01/24	225	232,359
5.000%, 10/01/25	480	502,735
5.000%, 10/01/27	450	484,312
5.000%, 10/01/28	300	326,601
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/24	95	97,528
5.000%, 06/01/25	1,000	1,042,055
5.000%, 06/01/29	400	438,254

TOTAL MUNICIPAL BONDS Cost ($63,616,862)		59,513,484

TOTAL INVESTMENTS — (100.0%) (Cost $63,616,862)		$59,513,484

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$59,513,484	—	$59,513,484

TOTAL	—	$59,513,484	—	$59,513,484

See accompanying Notes to Financial Statements.

154

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

		DFA
		California		DFA Short-
	DFA Municipal	Municipal		Term
	Real Return	Real Return	DFA Municipal	Municipal
	Portfolio	Portfolio	Bond Portfolio	Bond Portfolio
ASSETS:
Investment Securities at Value	$1,651,281	$266,530	$561,035	$2,119,910
Segregated Cash for Swaps Contracts	46,460	6,500	—	—
Cash	—	—	8,434	7,567
Receivables:
Dividends and Interest	19,655	3,622	6,708	28,452
Fund Shares Sold	6,967	310	1,055	5,532
Unrealized Gain on Swap Contracts	100,777	17,639	—	—
Prepaid Expenses and Other Assets	43	15	38	74

Total Assets	1,825,183	294,616	577,270	2,161,535

LIABILITIES:
Payables:
Due to Custodian	8,430	3,486	—	—
Investment Securities Purchased	27,259	1,026	4,885	2,197
Fund Shares Redeemed	1,496	730	2,686	4,010
Due to Advisor	300	49	81	297
Unrealized Loss on Swap Contracts	433	51	—	—
Accrued Expenses and Other Liabilities	65	36	24	118

Total Liabilities	37,983	5,378	7,676	6,622

NET ASSETS	$1,787,200	$289,238	$569,594	$2,154,913

Institutional Class Shares — based on net assets of $1,787,200; $289,238; $569,594 and $2,154,913 and shares outstanding of 169,172,905, 27,620,880, 59,400,735 and 215,925,217, respectively	$10.56	$10.47	$9.59	$9.98

NUMBER OF SHARES AUTHORIZED	1,000,000,000	500,000,000	1,000,000,000	1,500,000,000

Investment Securities at Cost	$1,721,405	$279,474	$604,030	$2,159,974

NET ASSETS CONSIST OF:
Paid-In Capital	$1,758,305	$284,542	$615,685	$2,195,875
Total Distributable Earnings (Loss)	28,895	4,696	(46,091)	(40,962)

NET ASSETS	$1,787,200	$289,238	$569,594	$2,154,913

See accompanying Notes to Financial Statements.

155

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	DFA
	Intermediate-		DFA Short-Term	DFA California
	Term	DFA Selective State	Selective	Short-Term
	Municipal	Municipal	State Municipal	Municipal
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio
ASSETS:
Investment Securities at Value	$1,628,759	$257,909	$196,541	$825,699
Cash	4,746	4,492	9,535	5,364
Receivables:
Dividends and Interest	20,389	3,249	2,565	10,484
Fund Shares Sold	16,162	3,324	331	852
Deferred Offering Costs	—	—	34	—
Prepaid Expenses and Other Assets	85	31	59	9

Total Assets	1,670,141	269,005	209,065	842,408

LIABILITIES:
Payables:
Investment Securities Purchased	3,668	3,576	8,448	580
Fund Shares Redeemed	5,568	983	548	2,967
Due to Advisor	233	60	30	114
Accrued Expenses and Other Liabilities	87	21	6	43

Total Liabilities	9,556	4,640	9,032	3,704

NET ASSETS	$1,660,585	$264,365	$200,033	$838,704

Institutional Class Shares — based on net assets of $1,660,585; $264,365; $200,033 and $838,704 and shares outstanding of 172,354,148, 29,530,023, 20,332,732 and 83,815,609, respectively	$9.63	$8.95	$9.84	$10.01

NUMBER OF SHARES AUTHORIZED	1,500,000,000	500,000,000	500,000,000	1,000,000,000

Investment Securities at Cost	$1,718,753	$285,251	$199,585	$843,861

NET ASSETS CONSIST OF:
Paid-In Capital	$1,754,635	$296,050	$203,210	$859,518
Total Distributable Earnings (Loss)	(94,050)	(31,685)	(3,177)	(20,814)

NET ASSETS	$1,660,585	$264,365	$200,033	$838,704

See accompanying Notes to Financial Statements.

156

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	DFA California
	Intermediate-
	Term	DFA NY	DFA MN	DFA Oregon
	Municipal	Municipal	Municipal	Municipal
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio
ASSETS:
Investment Securities at Value	$483,018	$151,103	$33,022	$59,513
Cash	3,194	1,662	433	197
Receivables:
Dividends and Interest	6,581	1,626	371	988
Fund Shares Sold	1,277	346	179	30
Prepaid Expenses and Other Assets	16	7	9	12

Total Assets	494,086	154,744	34,014	60,740

LIABILITIES:
Payables:
Investment Securities Purchased	929	1,519	287	—
Fund Shares Redeemed	1,052	30	1	—
Due to Advisor	68	30	9	20
Accrued Expenses and Other Liabilities	37	17	10	15

Total Liabilities	2,086	1,596	307	35

NET ASSETS	$492,000	$153,148	$33,707	$60,705

Institutional Class Shares — based on net assets of $492,000; $153,148; $33,707 and $60,705 and shares outstanding of 49,517,352, 15,384,331, 3,519,076 and 6,446,462, respectively	$9.94	$9.95	$9.58	$9.42

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	500,000,000	500,000,000

Investment Securities at Cost	$511,475	$154,082	$34,053	$63,617

NET ASSETS CONSIST OF:
Paid-In Capital	$526,175	$156,259	$34,813	$65,235
Total Distributable Earnings (Loss)	(34,175)	(3,111)	(1,106)	(4,530)

NET ASSETS	$492,000	$153,148	$33,707	$60,705

See accompanying Notes to Financial Statements.

157

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	DFA Municipal Real Return Portfolio	DFA California Municipal Real Return Portfolio	DFA Municipal Bond Portfolio	DFA Short- Term Municipal Bond Portfolio
Investment Income
Interest	$20,777	$2,977	$7,149	$14,541

Total Investment Income	20,777	2,977	7,149	14,541

Expenses
Investment Management Fees	3,130	537	1,123	3,898
Accounting & Transfer Agent Fees	287	56	127	436
Custodian Fees	80	33	10	27
Filing Fees	59	18	66	111
Shareholders’ Reports	39	20	29	43
Directors’/Trustees’ Fees & Expenses	14	3	7	13
Professional Fees	19	4	8	26
Previously Waived Fees Recovered by Advisor (Note C)	—	—	81	—
Other	458	58	17	63

Total Expenses	4,086	729	1,468	4,617

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	11	—
Fees Paid Indirectly (Note C)	103	10	38	182

Net Expenses	3,983	719	1,419	4,435

Net Investment Income (Loss)	16,794	2,258	5,730	10,106

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(15,542)	(841)	(2,752)	(1,304)
Swap Contracts	18,061	2,757	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(98,492)	(16,645)	(52,764)	(39,511)
Swap Contracts	36,736	7,069	—	—

Net Realized and Unrealized Gain (Loss)	(59,237)	(7,660)	(55,516)	(40,815)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(42,443)	$(5,402)	$(49,786)	$(30,709)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

158

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	DFA
	Intermediate-		DFA Short-Term	DFA California
	Term	DFA Selective State	Selective	Short-Term
	Municipal	Municipal	State Municipal	Municipal
	Bond Portfolio	Bond Portfolio	Bond Portfolio℧	Bond Portfolio
Investment Income
Interest	$30,857	$3,066	$1,869	$6,421

Total Investment Income	30,857	3,066	1,869	6,421

Expenses
Investment Management Fees	3,271	530	168	1,425
Accounting & Transfer Agent Fees	315	41	15	148
Custodian Fees	24	8	3	12
Filing Fees	104	21	42	22
Shareholders’ Reports	54	—	4	23
Directors’/Trustees’ Fees & Expenses	11	3	2	4
Professional Fees	22	7	1	8
Organizational & Offering Costs	—	—	42	—
Previously Waived Fees Recovered by Advisor (Note C)	—	90	—	—
Other	53	11	3	24

Total Expenses	3,854	711	280	1,666

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	102	47	—
Fees Paid Indirectly (Note C)	107	7	—	77

Net Expenses	3,747	602	233	1,589

Net Investment Income (Loss)	27,110	2,464	1,636	4,832

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(3,485)	(4,480)	(232)	(1,257)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(151,275)	(26,302)	(3,044)	(19,386)

Net Realized and Unrealized Gain (Loss)	(154,760)	(30,782)	(3,276)	(20,643)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(127,650)	$(28,318)	$(1,640)	$(15,811)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
℧	The Portfolio commenced operations on April 12, 2022.

See accompanying Notes to Financial Statements.

159

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	DFA California
	Intermediate-
	Term	DFA NY	DFA MN	DFA Oregon
	Municipal	Municipal	Municipal	Municipal
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio
Investment Income
Interest	$7,283	$1,164	$414	$599

Total Investment Income	7,283	1,164	414	599

Expenses
Investment Management Fees	977	270	91	154
Accounting & Transfer Agent Fees	109	22	8	8
Custodian Fees	9	1	1	—
Filing Fees	20	18	17	8
Shareholders’ Reports	28	18	16	—
Directors’/Trustees’ Fees & Expenses	4	1	—	—
Professional Fees	7	2	—	1
Previously Waived Fees Recovered by Advisor (Note C)	—	9	2	36
Other	17	6	4	1

Total Expenses	1,171	347	139	208

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	9	22	11
Fees Paid Indirectly (Note C)	36	13	—	4

Net Expenses	1,135	325	117	193

Net Investment Income (Loss)	6,148	839	297	406

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(5,480)	(35)	(83)	(334)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(41,300)	(3,595)	(1,534)	(4,467)

Net Realized and Unrealized Gain (Loss)	(46,780)	(3,630)	(1,617)	(4,801)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(40,632)	$(2,791)	$(1,320)	$(4,395)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

160

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

			DFA California				DFA Short-Term
	DFA Municipal Real		Municipal Real		DFA Municipal		Municipal Bond
	Return Portfolio		Return Portfolio		Bond Portfolio		Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$16,794	$10,644	$2,258	$1,587	$5,730	$6,134	$10,106	$7,170
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(15,542)	(40)	(841)	(37)	(2,752)	1	(1,304)	(572)
Swap Contracts	18,061	2,154	2,757	489	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(98,492)	(12,300)	(16,645)	(1,992)	(52,764)	(7,648)	(39,511)	(7,266)
Swap Contracts	36,736	74,709	7,069	13,071	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(42,443)	75,167	(5,402)	13,118	(49,786)	(1,513)	(30,709)	(668)

Distributions:
Institutional Class Shares	(16,450)	(10,503)	(2,206)	(1,502)	(5,770)	(6,104)	(9,420)	(6,543)
Return of Capital	—	—	—	—	—	—	—	(133)

Total Distributions	(16,450)	(10,503)	(2,206)	(1,502)	(5,770)	(6,104)	(9,420)	(6,676)

Capital Share Transactions (1):
Shares Issued	1,108,939	389,057	144,856	74,778	663,604	263,043	1,073,642	697,627
Shares Issued in Lieu of Cash Distributions	16,415	10,493	2,206	1,502	5,739	6,074	9,172	6,334
Shares Redeemed	(432,680)	(167,181)	(64,432)	(29,872)	(692,781)	(140,545)	(1,324,205)	(893,388)

Net Increase (Decrease) from Capital Share Transactions	692,674	232,369	82,630	46,408	(23,438)	128,572	(241,391)	(189,427)

Total Increase (Decrease) in Net Assets	633,781	297,033	75,022	58,024	(78,994)	120,955	(281,520)	(196,771)
Net Assets
Beginning of Year	1,153,419	856,386	214,216	156,192	648,588	527,633	2,436,433	2,633,204

End of Year	$1,787,200	$1,153,419	$289,238	$214,216	$569,594	$648,588	$2,154,913	$2,436,433

(1) Shares Issued and Redeemed:
Shares Issued	102,114	36,671	13,547	7,141	66,306	25,128	106,563	68,541
Shares Issued in Lieu of Cash Distributions	1,521	991	207	144	577	581	914	622
Shares Redeemed	(40,184)	(15,824)	(6,035)	(2,850)	(70,026)	(13,431)	(131,455)	(87,771)

Net Increase (Decrease) from Shares Issued and Redeemed	63,451	21,838	7,719	4,435	(3,143)	12,278	(23,978)	(18,608)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

161

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

					DFA Short-Term
	DFA Intermediate-		DFA Selective		Selective
	Term Municipal Bond		State Municipal		State Municipal	DFA California Short-Term
	Portfolio		Bond Portfolio		Bond Portfolio	Municipal Bond Portfolio
					Period
					Apr 12,
	Year	Year	Year	Year	2022 ℧	Year	Year
	Ended	Ended	Ended	Ended	to	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021	2022	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$27,110	$28,830	$2,464	$1,172	$1,636	$4,832	$5,472
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(3,485)	(711)	(4,480)	(26)	(232)	(1,257)	(1,037)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(151,275)	(30,532)	(26,302)	(933)	(3,044)	(19,386)	(3,998)

Net Increase (Decrease) in Net Assets Resulting from Operations	(127,650)	(2,413)	(28,318)	213	(1,640)	(15,811)	437

Distributions:
Institutional Class Shares	(27,157)	(28,015)	(2,396)	(1,085)	(1,537)	(4,577)	(4,219)
Capital Share Transactions (1):
Shares Issued	1,265,510	602,852	274,185	208,100	241,761	607,207	235,019
Shares Issued in Lieu of Cash Distributions	26,086	26,780	2,260	1,062	1,526	4,527	4,100
Shares Redeemed	(1,609,509)	(509,964)	(248,492)	(26,614)	(40,077)	(625,463)	(399,486)

Net Increase (Decrease) from Capital Share Transactions	(317,913)	119,668	27,953	182,548	203,210	(13,729)	(160,367)

Total Increase (Decrease) in Net Assets	(472,720)	89,240	(2,761)	181,676	200,033	(34,117)	(164,149)
Net Assets
Beginning of Year	2,133,305	2,044,065	267,126	85,450	—	872,821	1,036,970

End of Year	$1,660,585	$2,133,305	$264,365	$267,126	$200,033	$838,704	$872,821

(1) Shares Issued and Redeemed:
Shares Issued	126,642	57,137	29,085	20,696	24,207	60,050	22,853
Shares Issued in Lieu of Cash Distributions	2,604	2,544	240	106	153	448	399
Shares Redeemed	(161,402)	(48,381)	(26,512)	(2,641)	(4,027)	(61,853)	(38,846)

Net Increase (Decrease) from Shares Issued and Redeemed	(32,156)	11,300	2,813	18,161	20,333	(1,355)	(15,594)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

162

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA California
	Intermediate-Term		DFA NY Municipal		DFA MN Municipal		DFA Oregon Municipal
	Municipal Bond Portfolio		Bond Portfolio		Bond Portfolio		Bond Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,148	$6,609	$839	$882	$297	$330	$406	$213
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(5,480)	(8)	(35)	(136)	(83)	—	(334)	(3)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(41,300)	(7,484)	(3,595)	(708)	(1,534)	(381)	(4,467)	(360)

Net Increase (Decrease) in Net Assets Resulting from Operations	(40,632)	(883)	(2,791)	38	(1,320)	(51)	(4,395)	(150)

Distributions:
Institutional Class Shares	(6,164)	(6,427)	(805)	(757)	(297)	(514)	(393)	(210)
Capital Share Transactions (1):
Shares Issued	497,220	204,983	88,885	49,146	13,220	10,847	48,215	18,226
Shares Issued in Lieu of Cash Distributions	6,112	6,350	796	757	297	513	393	209
Shares Redeemed	(615,265)	(122,161)	(55,871)	(36,378)	(19,037)	(8,054)	(37,358)	(3,245)

Net Increase (Decrease) from Capital Share Transactions	(111,933)	89,172	33,810	13,525	(5,520)	3,306	11,250	15,190

Total Increase (Decrease) in Net Assets	(158,729)	81,862	30,214	12,806	(7,137)	2,741	6,462	14,830
Net Assets
Beginning of Year	650,729	568,867	122,934	110,128	40,844	38,103	54,243	39,413

End of Year	$492,000	$650,729	$153,148	$122,934	$33,707	$40,844	$60,705	$54,243

(1) Shares Issued and Redeemed:
Shares Issued	48,309	18,937	8,830	4,784	1,352	1,077	4,936	1,786
Shares Issued in Lieu of Cash Distributions	593	587	79	74	30	51	41	21
Shares Redeemed	(60,058)	(11,292)	(5,544)	(3,538)	(1,946)	(800)	(3,878)	(319)

Net Increase (Decrease) from Shares Issued and Redeemed	(11,156)	8,232	3,365	1,320	(564)	328	1,099	1,488

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

163

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Municipal Real Return Portfolio					DFA California Municipal Real Return Portfolio
										Period
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Nov 1,
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	2017 ℧ to
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$10.91	$10.21	$9.99	$9.71	$9.94	$10.76	$10.10	$10.02	$9.80	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.12	0.11	0.15	0.16	0.15	0.09	0.09	0.12	0.15	0.13
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.36)	0.70	0.22	0.28	(0.23)	(0.29)	0.66	0.08	0.21	(0.22)

Total from Investment Operations	(0.24)	0.81	0.37	0.44	(0.08)	(0.20)	0.75	0.20	0.36	(0.09)

Less Distributions:
Net Investment Income	(0.11)	(0.11)	(0.15)	(0.16)	(0.15)	(0.09)	(0.09)	(0.12)	(0.14)	(0.11)
Return of Capital	—	—	—	—	—	—	—	(0.00)*	—	—

Total Distributions	(0.11)	(0.11)	(0.15)	(0.16)	(0.15)	(0.09)	(0.09)	(0.12)	(0.14)	(0.11)

Net Asset Value, End of Year	$10.56	$10.91	$10.21	$9.99	$9.71	$10.47	$10.76	$10.10	$10.02	$9.80

Total Return	(2.22%)	8.00%	3.77%	4.56%	(0.86%)	(1.91%)	7.41%	2.04%	3.73%	(0.86	%)(B)

Net Assets, End of Year (thousands)	$1,787,200	$1,153,419	$856,386	$884,142	$865,710	$289,238	$214,216	$156,192	$135,575	$122,368
Ratio of Expenses to Average Net Assets	0.24%	0.24%	0.24%	0.23%	0.23%	0.26%	0.26%	0.27%	0.28%	0.30	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.24%	0.24%	0.24%	0.24%	0.24%	0.26%	0.26%	0.28%	0.29%	0.32	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	1.07%	1.08%	1.51%	1.62%	1.51%	0.84%	0.86%	1.19%	1.46%	1.31	%(C)(D)
Portfolio Turnover Rate	26%	14%	34%	6%	8%	27%	24%	21%	12%	2	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

164

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Municipal Bond Portfolio					DFA Short-Term Municipal Bond Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$10.37	$10.50	$10.33	$9.96	$10.18	$10.16	$10.19	$10.18	$10.10	$10.18

Income from Investment Operations (A)
Net Investment Income (Loss)	0.09	0.11	0.15	0.15	0.14	0.04	0.03	0.09	0.12	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.78)	(0.13)	0.17	0.37	(0.23)	(0.18)	(0.03)	0.01	0.08	(0.08)

Total from Investment Operations	(0.69)	(0.02)	0.32	0.52	(0.09)	(0.14)	—	0.10	0.20	0.03

Less Distributions:
Net Investment Income	(0.09)	(0.11)	(0.15)	(0.15)	(0.13)	(0.04)	(0.03)	(0.09)	(0.12)	(0.11)

Total Distributions	(0.09)	(0.11)	(0.15)	(0.15)	(0.13)	(0.04)	(0.03)	(0.09)	(0.12)	(0.11)

Net Asset Value, End of Year	$9.59	$10.37	$10.50	$10.33	$9.96	$9.98	$10.16	$10.19	$10.18	$10.10

Total Return	(6.71%)	(0.23%)	3.11%	5.28%	(0.84%)	(1.36%)	(0.03%)	1.02%	2.03%	0.28%

Net Assets, End of Year (thousands)	$569,594	$648,588	$527,633	$509,830	$453,447	$2,154,913	$2,436,433	$2,633,204	$2,618,249	$2,553,257
Ratio of Expenses to Average Net Assets	0.21%	0.23%	0.23%	0.22%	0.23%	0.20%	0.22%	0.22%	0.23%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.22%	0.23%	0.23%	0.25%	0.24%	0.20%	0.22%	0.22%	0.23%	0.22%
Ratio of Net Investment Income to Average Net Assets	0.85%	1.02%	1.43%	1.51%	1.38%	0.43%	0.29%	0.88%	1.22%	1.08%
Portfolio Turnover Rate	34%	15%	33%	13%	11%	75%	67%	140%	90%	31%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

165

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

						DFA Selective State
						Municipal
	DFA Intermediate-Term Municipal Bond Portfolio					Bond Portfolio
								Period
	Year	Year	Year	Year	Year	Year	Year	Sep 30,
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	2020 ℧ to
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018	2022	2021	2020
Net Asset Value, Beginning of Period	$10.43	$10.58	$10.38	$9.93	$10.19	$10.00	$9.99	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.14	0.14	0.16	0.16	0.15	0.09	0.06	—
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.80)	(0.15)	0.20	0.45	(0.26)	(1.05)	0.01	(0.01)

Total from Investment Operations	(0.66)	(0.01)	0.36	0.61	(0.11)	(0.96)	0.07	(0.01)

Less Distributions:
Net Investment Income	(0.14)	(0.14)	(0.16)	(0.16)	(0.15)	(0.09)	(0.06)	(—)

Total Distributions	(0.14)	(0.14)	(0.16)	(0.16)	(0.15)	(0.09)	(0.06)	—

Net Asset Value, End of Period	$9.63	$10.43	$10.58	$10.38	$9.93	$8.95	$10.00	$9.99

Total Return	(6.36%)	(0.11%)	3.47%	6.17%	(1.08%)	(9.67%)	0.66%	(0.10	%)(B)

Net Assets, End of Period (thousands)	$1,660,585	$2,133,305	$2,044,065	$2,069,659	$1,782,680	$264,365	$267,126	$85,450
Ratio of Expenses to Average Net Assets	0.20%	0.22%	0.23%	0.23%	0.22%	0.23%	0.23%	0.23	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.20%	0.22%	0.23%	0.23%	0.22%	0.27%	0.34%	0.34	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	1.38%	1.35%	1.50%	1.57%	1.51%	0.93%	0.64%	0.11	%(C)(D)
Portfolio Turnover Rate	21%	9%	31%	12%	6%	36%	3%	0	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

166

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Short-Term
	Selective
	State Municipal
	Bond Portfolio		DFA California Short-Term Municipal Bond Portfolio
	Period
	Apr 12,		Year	Year	Year	Year	Year
	2022 ℧ to		Ended	Ended	Ended	Ended	Ended
	Oct 31,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.00		$10.25	$10.29	$10.30	$10.23	$10.31

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.06	0.06	0.09	0.12	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.17)		(0.24)	(0.05)	(0.01)	0.07	(0.09)

Total from Investment Operations	(0.07)		(0.18)	0.01	0.08	0.19	0.02

Less Distributions:
Net Investment Income	(0.09)		(0.06)	(0.05)	(0.09)	(0.12)	(0.10)
Return of Capital	—		—	—	(0.00)*	—	—

Total Distributions	(0.09)		(0.06)	(0.05)	(0.09)	(0.12)	(0.10)

Net Asset Value, End of Period	$9.84		$10.01	$10.25	$10.29	$10.30	$10.23

Total Return	(0.75	%)(B)	(1.80%)	0.05%	0.82%	1.88%	0.22%

Net Assets, End of Period (thousands)	$200,033		$838,704	$872,821	$1,036,970	$1,228,326	$1,185,733
Ratio of Expenses to Average Net Assets	0.25	%(C)(D)	0.19%	0.22%	0.22%	0.23%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.30	%(C)(D)	0.19%	0.22%	0.22%	0.24%	0.22%
Ratio of Net Investment Income to Average Net Assets	1.75	%(C)(D)	0.57%	0.58%	0.87%	1.19%	1.02%
Portfolio Turnover Rate	17	%(B)	65%	55%	83%	97%	39%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

167

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA California Intermediate-Term Municipal Bond Portfolio					DFA NY Municipal Bond Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$10.73	$10.85	$10.72	$10.33	$10.58	$10.23	$10.29	$10.26	$10.10	$10.24

Income from Investment Operations (A)
Net Investment Income (Loss)	0.11	0.12	0.15	0.16	0.15	0.06	0.08	0.11	0.14	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.79)	(0.13)	0.13	0.38	(0.25)	(0.28)	(0.07)	0.03	0.15	(0.14)

Total from Investment Operations	(0.68)	(0.01)	0.28	0.54	(0.10)	(0.22)	0.01	0.14	0.29	(0.02)

Less Distributions:
Net Investment Income	(0.11)	(0.11)	(0.15)	(0.15)	(0.15)	(0.06)	(0.07)	(0.11)	(0.13)	(0.12)
Return of Capital	—	—	(0.00)*	—	—	—	—	—	—	—

Total Distributions	(0.11)	(0.11)	(0.15)	(0.15)	(0.15)	(0.06)	(0.07)	(0.11)	(0.13)	(0.12)

Net Asset Value, End of Year	$9.94	$10.73	$10.85	$10.72	$10.33	$9.95	$10.23	$10.29	$10.26	$10.10

Total Return	(6.36%)	(0.07%)	2.66%	5.30%	(0.96%)	(2.17%)	0.10%	1.39%	2.92%	(0.20%)

Net Assets, End of Year (thousands)	$492,000	$650,729	$568,867	$519,431	$435,549	$153,148	$122,934	$110,128	$121,169	$100,432
Ratio of Expenses to Average Net Assets	0.20%	0.23%	0.23%	0.22%	0.23%	0.25%	0.25%	0.24%	0.23%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.20%	0.23%	0.23%	0.24%	0.23%	0.25%	0.28%	0.28%	0.29%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.05%	1.07%	1.38%	1.47%	1.45%	0.62%	0.79%	1.07%	1.32%	1.20%
Portfolio Turnover Rate	32%	10%	33%	19%	7%	36%	54%	91%	40%	27%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

168

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

							DFA Oregon
							Municipal
	DFA MN Municipal Bond Portfolio						Bond Portfolio
									Period
	Year	Year	Year	Year	Year	Year	Year	Year	Sep 10,
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	2019 ℧ to
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.00	$10.15	$10.05	$9.73	$9.95	$10.14	$10.21	$10.00	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08	0.08	0.11	0.11	0.11	0.06	0.05	0.09	0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.42)	(0.10)	0.10	0.32	(0.22)	(0.72)	(0.08)	0.21	(0.01)

Total from Investment Operations	(0.34)	(0.02)	0.21	0.43	(0.11)	(0.66)	(0.03)	0.30	—

Less Distributions:
Net Investment Income	(0.08)	(0.08)	(0.11)	(0.11)	(0.11)	(0.06)	(0.04)	(0.09)	(—)
Net Realized Gains	—	(0.05)	—	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—	—	(0.00)*	—

Total Distributions	(0.08)	(0.13)	(0.11)	(0.11)	(0.11)	(0.06)	(0.04)	(0.09)	—

Net Asset Value, End of Period	$9.58	$10.00	$10.15	$10.05	$9.73	$9.42	$10.14	$10.21	$10.00

Total Return	(3.40%)	(0.18%)	2.13%	4.47%	(1.16%)	(6.51%)	(0.25%)	3.03%	0.05	%(B)

Net Assets, End of Period (thousands)	$33,707	$40,844	$38,103	$74,139	$66,318	$60,705	$54,243	$39,413	$23,144
Ratio of Expenses to Average Net Assets	0.32%	0.32%	0.30%	0.30%	0.32%	0.32%	0.32%	0.29%	0.32	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.38%	0.41%	0.37%	0.38%	0.38%	0.34%	0.37%	0.87%	0.65	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	0.82%	0.83%	1.05%	1.14%	1.09%	0.66%	0.45%	0.87%	0.47	%(C)(D)
Portfolio Turnover Rate	44%	20%	27%	14%	14%	30%	8%	11%	0	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

169

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twelve (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board. These securities are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

170

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2022, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA Municipal Real Return Portfolio	0.20%
DFA California Municipal Real Return Portfolio	0.20%
DFA Municipal Bond Portfolio	0.17	%*
DFA Short-Term Municipal Bond Portfolio	0.17	%*
DFA Intermediate-Term Municipal Bond Portfolio	0.17	%*
DFA Selective State Municipal Bond Portfolio	0.20%

171

DFA Short-Term Selective State Municipal Bond Portfolio	0.18%
DFA California Short-Term Municipal Bond Portfolio	0.17%*
DFA California Intermediate-Term Municipal Bond Portfolio	0.17%*
DFA NY Municipal Bond Portfolio	0.20%
DFA MN Municipal Bond Portfolio	0.25%
DFA Oregon Municipal Bond Portfolio	0.25%

*	Effective as of February 28, 2022, the management fees payable by the following Portfolios were reduced as follows:

	Management Fee Prior to	Management Fee Effective
Portfolio	February 28, 2022	February 28, 2022
DFA Municipal Bond Portfolio	0.18%	0.16%
DFA Short-Term Municipal Bond Portfolio	0.18%	0.16%
DFA Intermediate-Term Municipal Bond Portfolio	0.18%	0.16%
DFA California Short-Term Municipal Bond Portfolio	0.18%	0.16%
DFA California Intermediate-Term Municipal Bond Portfolio	0.18%	0.16%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for each of the Portfolios will remain in effect through February 28, 2023. The Fee Waiver Agreements may only be terminated by the Fund’s Board of Directors prior to such applicable date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2022, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2022, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

				Previously
		Recovery		Waived Fees/
	Expense	of Previously	Waived Fees/	Expenses Assumed
	Limitation	Waived Fees/	Expenses	Subject to Future
Institutional Class Shares	Amount	Expenses Assumed	Assumed	Recovery
DFA Municipal Real Return Portfolio (1)	0.27%	—	—	—
DFA California Municipal Real Return Portfolio (2)	0.30%	—	—	—
DFA Municipal Bond Portfolio (1)	0.21%	$81	$11	$28
DFA Short-Term Municipal Bond Portfolio (3)	0.30%	—	—	—
DFA Intermediate-Term Municipal Bond Portfolio (1)	0.23%	—	—	—
DFA Selective State Municipal Bond Portfolio (1)	0.23%	90	102	225
DFA Short-Term Selective State Municipal Bond Portfolio (1)	0.25%	—	47	47

172

				Previously
		Recovery		Waived Fees/
	Expense	of Previously	Waived Fees/	Expenses Assumed
	Limitation	Waived Fees/	Expenses	Subject to Future
Institutional Class Shares	Amount	Expenses Assumed	Assumed	Recovery
DFA California Short-Term Municipal Bond Portfolio (1)	0.30%	—	—	—
DFA California Intermediate-Term Municipal Bond Portfolio (1)	0.23%	—	—	—
DFA NY Municipal Bond Portfolio (1)	0.25%	$9	$9	$78
DFA MN Municipal Bond Portfolio (1)	0.32%	2	22	91
DFA Oregon Municipal Bond Portfolio (1)	0.32%	36	11	163

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the DFA Municipal Bond Portfolio was 0.23%.

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the Portfolio was 0.30% of the average net assets of such class of the Portfolio on an annualized basis.

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of the Portfolio (the “Expense Limitation Amount”).

Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the year ended October 31, 2022, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
DFA Municipal Real Return Portfolio	$103
DFA California Municipal Real Return Portfolio	10
DFA Municipal Bond Portfolio	38
DFA Short-Term Municipal Bond Portfolio	182
DFA Intermediate-Term Municipal Bond Portfolio	107
DFA Selective State Municipal Bond Portfolio	7
DFA California Short-Term Municipal Bond Portfolio	77
DFA California Intermediate-Term Municipal Bond Portfolio	36
DFA NY Municipal Bond Portfolio	13
DFA Oregon Municipal Bond Portfolio	4

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2022, the total related amount paid by the Fund to the CCO was $166 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

173

D. Deferred Compensation:

As of October 31, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA Municipal Real Return Portfolio	—
DFA California Municipal Real Return Portfolio	—
DFA Municipal Bond Portfolio	—
DFA Short-Term Municipal Bond Portfolio	$35
DFA Intermediate-Term Municipal Bond Portfolio	—
DFA Selective State Municipal Bond Portfolio	—
DFA Short-Term Selective State Municipal Bond Portfolio	—
DFA California Short-Term Municipal Bond Portfolio	9
DFA California Intermediate-Term Municipal Bond Portfolio	—
DFA NY Municipal Bond Portfolio	—
DFA MN Municipal Bond Portfolio	—
DFA Oregon Municipal Bond Portfolio	—

E. Purchases and Sales of Securities:

For the year ended October 31, 2022, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Municipal Real Return Portfolio	—	—	$1,092,037	$366,576
DFA California Municipal Real Return Portfolio	—	—	155,790	65,400
DFA Municipal Bond Portfolio	—	—	223,896	226,515
DFA Short-Term Municipal Bond Portfolio	—	—	1,675,200	1,521,027
DFA Intermediate-Term Municipal Bond Portfolio	—	—	401,058	673,913
DFA Selective State Municipal Bond Portfolio	—	—	124,791	92,103
DFA Short-Term Selective State Municipal Bond Portfolio	—	—	210,128	26,061
DFA California Short-Term Municipal Bond Portfolio	—	—	601,649	514,821
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	180,650	274,432
DFA NY Municipal Bond Portfolio	—	—	88,321	44,190
DFA MN Municipal Bond Portfolio	—	—	15,595	19,090
DFA Oregon Municipal Bond Portfolio	—	—	31,466	18,076

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

174

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of non-deductible expenses and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term	Tax Exempt
	Capital Gains	Capital Gains	Income	Total*
DFA Municipal Real Return Portfolio
2021	—	—	$10,503	$10,503
2022	—	—	16,450	16,450
DFA California Municipal Real Return Portfolio
2021	—	—	1,502	1,502
2022	—	—	2,206	2,206
DFA Municipal Bond Portfolio
2021	—	—	6,104	6,104
2022	—	—	5,770	5,770
DFA Short-Term Municipal Bond Portfolio
2021	—	—	6,543	6,676
2022	—	—	9,420	9,420
DFA Intermediate-Term Municipal Bond Portfolio
2021	—	—	28,015	28,015
2022	—	—	27,157	27,157
DFA Selective State Municipal Bond Portfolio
2021	—	—	1,085	1,085
2022	—	—	2,396	2,396
DFA Short-Term Selective State Municipal Bond Portfolio
2022	—	—	1,537	1,537
DFA California Short-Term Municipal Bond Portfolio
2021	—	—	4,219	4,219
2022	—	—	4,577	4,577
DFA California Intermediate-Term Municipal Bond Portfolio
2021	—	—	6,427	6,427
2022	—	—	6,164	6,164
DFA NY Municipal Bond Portfolio
2021	—	—	757	757
2022	—	—	805	805
DFA MN Municipal Bond Portfolio
2021	$13	$177	323	513
2022	—	—	297	297

175

	Net Investment
	Income and
	Short-Term	Long-Term	Tax Exempt
	Capital Gains	Capital Gains	Income	Total*
DFA Oregon Municipal Bond Portfolio
2021	—	—	$210	$210
2022	—	—	393	393

*	Totals do not include the distribution from return of capital during the year ended October 31, 2021, of $133 for the DFA Short-Term Municipal Bond Portfolio.

DFA Short-Term Selective State Municipal Bond Portfolio commenced operations on April 12, 2022, and did not pay any distributions for the year ended October 31, 2021.

As of October 31, 2022, the Portfolios did not have any net investment income and short-term capital gains or long-term capital gains distributions designated for federal income tax purposes due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares.

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
DFA Municipal Real Return Portfolio	—	—	$(2,004)	$30,216	$28,212
DFA California Municipal Real Return Portfolio	—	—	(46)	4,654	4,608
DFA Municipal Bond Portfolio	—	—	(3,216)	(42,997)	(46,213)
DFA Short-Term Municipal Bond Portfolio	—	—	(1,488)	(40,107)	(41,595)
DFA Intermediate-Term Municipal Bond Portfolio	—	—	(4,855)	(89,944)	(94,799)
DFA Selective State Municipal Bond Portfolio	—	—	(4,507)	(27,265)	(31,772)
DFA Short-Term Selective State Municipal Bond Portfolio	—	—	(233)	(3,043)	(3,276)
DFA California Short-Term Municipal Bond Portfolio	—	—	(2,895)	(18,171)	(21,066)
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	(5,878)	(28,473)	(34,351)
DFA NY Municipal Bond Portfolio	—	—	(173)	(2,979)	(3,152)
DFA MN Municipal Bond Portfolio	—	—	(84)	(1,031)	(1,115)
DFA Oregon Municipal Bond Portfolio	—	—	(442)	(4,103)	(4,545)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Municipal Real Return Portfolio	$2,004	$2,004
DFA California Municipal Real Return Portfolio	46	46
DFA Municipal Bond Portfolio	3,216	3,216

176

	Unlimited	Total
DFA Short-Term Municipal Bond Portfolio	$1,488	$1,488
DFA Intermediate-Term Municipal Bond Portfolio	4,855	4,855
DFA Selective State Municipal Bond Portfolio	4,507	4,507
DFA Short-Term Selective State Municipal Bond Portfolio	233	233
DFA California Short-Term Municipal Bond Portfolio	2,895	2,895
DFA California Intermediate-Term Municipal Bond Portfolio	5,878	5,878
DFA NY Municipal Bond Portfolio	173	173
DFA MN Municipal Bond Portfolio	84	84
DFA Oregon Municipal Bond Portfolio	442	442

During the year ended October 31, 2022, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA Municipal Real Return Portfolio	$2,518
DFA California Municipal Real Return Portfolio	1,916

As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
DFA Municipal Real Return Portfolio	$1,721,410	$100,779	$(70,563)	$30,216
DFA California Municipal Real Return Portfolio	279,462	17,644	(12,990)	4,654
DFA Municipal Bond Portfolio	604,030	—	(42,995)	(42,995)
DFA Short-Term Municipal Bond Portfolio	2,160,017	3	(40,110)	(40,107)
DFA Intermediate-Term Municipal Bond Portfolio	1,718,704	1	(89,946)	(89,945)
DFA Selective State Municipal Bond Portfolio	285,176	2	(27,269)	(27,267)
DFA Short-Term Selective State Municipal Bond Portfolio	199,584	1	(3,043)	(3,042)
DFA California Short-Term Municipal Bond Portfolio	843,869	14	(18,184)	(18,170)
DFA California Intermediate-Term Municipal Bond Portfolio	511,491	10	(28,483)	(28,473)
DFA NY Municipal Bond Portfolio	154,082	—	(2,979)	(2,979)
DFA MN Municipal Bond Portfolio	34,053	—	(1,031)	(1,031)
DFA Oregon Municipal Bond Portfolio	63,616	—	(4,102)	(4,102)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA Municipal Real Return Portfolio and DFA California Municipal Real Return Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by a Portfolio may not pay income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Swap Agreements: The Portfolios noted below may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the Portfolios to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating “synthetic” inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the Portfolios from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.

Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio. To the extent that a Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.

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3. Repurchase Agreements: The Portfolios may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Portfolios, through their custodian, receive delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Portfolios and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Portfolios’ ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Portfolios seek to assert its rights.

Repurchase agreements (“RA”) permit the Portfolios, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the RA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolios’ obligation under bankruptcy law to return the excess to the counterparty.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2022 was as follows (amounts in thousands):

Swap
Contracts*
DFA Municipal Real Return Portfolio	$1,445,462
DFA California Municipal Real Return Portfolio	249,000

*	Average Notional Value of agreements.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value
	at	Swap
	October 31, 2022	Contracts (1)
DFA Municipal Real Return Portfolio	$100,777	$100,777
DFA California Municipal Real Return Portfolio	17,639	17,639

	Liability Derivatives Value
	Total Value
	at	Swap
	October 31, 2022	Contracts (2)
DFA Municipal Real Return Portfolio	$(433)	$(433)
DFA California Municipal Real Return Portfolio	(51)	(51)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Swap Contracts.

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The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2022 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
		Swap
	Total	Contracts (1)
DFA Municipal Real Return Portfolio	$18,061	$18,061
DFA California Municipal Real Return Portfolio	2,757	2,757

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Swap
	Total	Contracts (2)
DFA Municipal Real Return Portfolio	$36,736	$36,736
DFA California Municipal Real Return Portfolio	7,069	7,069

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The Portfolios are subject to master netting agreements (“MNA”) with certain counterparties that govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA’s are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA’s contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.

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The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2022 (amounts in thousands):

		Net	Gross Amounts Not					Net	Gross Amounts Not
		Amounts	Offset in the					Amounts	Offset in the
		of	Statements of Assets					of	Statements of Assets
		Assets	and Liabilities					Liabilities	and Liabilities
		Presented						Presented
	Gross	in the					Gross	in the
	Amounts of	Statements					Amounts of	Statements

	Recognized	of Assets	Financial	Non-Cash	Cash	Net	Recognized	of Assets	Financial	Non-Cash	Cash	Net
	Assets	and	Instruments	Collateral	Collateral	Amount	Liabilities	and	Instruments	Collateral	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	Received	(c)	(a)	Liabilities	(d)	Pledged	Pledged	(e)

	Assets						Liabilities
DFA Municipal Real Return Portfolio
Bank of America Corp	$53,120	$53,120	$(228)	$(52,892)	—	—	$228	$228	$(228)	—	—	—
Citibank, N.A	46,229	46,229	(73)	—	$(46,156)	—	73	73	(73)	—	—	—
Morgan Stanley and Co. International	1,238	1,238	(131)	—	—	$1,107	131	131	(131)	—	—	—
Intercontinental Exchange, Inc	189	189	—	—	—	189	—	—	—	—	—	—

Total	$100,776	$100,776	$(432)	$(52,892)	$(46,156)	$1,296	$432	$432	$(432)	—	—	—

DFA California Municipal Real Return Portfolio
Citibank, N.A	$6,621	$6,621	—	—	$(6,500)	$121	—	—	—	—	—	—
Bank of America Corp	11,001	11,001	$(14)	$(10,987)	—	—	$14	$14	$(14)	—	—	—
Morgan Stanley and Co. International	—	—	—	—	—	—	37	37	—	—	—	$37
Intercontinental Exchange, Inc	17	17	—	—	—	17	—	—	—	—	—	—

Total	$17,639	$17,639	$(14)	$(10,987)	$(6,500)	$138	$51	$51	$(14)	—	—	$37

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Note I contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings

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under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the year ended October 31, 2022, borrowings by the following Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 10/31/2022
DFA Intermediate-Term Municipal Bond Portfolio	1.08%	$5,812	1	—	$5,812	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the year ended October 31, 2022.

I. Securities Lending:

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminates the asset segregation framework previously used by the Portfolios to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Portfolios began complying with the Valuation Rule on August 1, 2022.

L. Other:

As of October 31, 2022, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

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		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
DFA Municipal Real Return Portfolio	4	94%
DFA California Municipal Real Return Portfolio	3	95%
DFA Municipal Bond Portfolio	5	97%
DFA Short-Term Municipal Bond Portfolio	4	90%
DFA Intermediate-Term Municipal Bond Portfolio	3	81%
DFA Selective State Municipal Bond Portfolio	5	93%
DFA Short-Term Selective State Municipal Bond Portfolio	3	100%
DFA California Short-Term Municipal Bond Portfolio	3	94%
DFA California Intermediate-Term Municipal Bond Portfolio	3	96%
DFA NY Municipal Bond Portfolio	3	91%
DFA MN Municipal Bond Portfolio	3	97%
DFA Oregon Municipal Bond Portfolio	4	99%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the twelve portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the portfolios indicated in the table below (twelve of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2022, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Statement of operations	Statement of changes in net assets	Financial highlights

DFA Municipal Real Return Portfolio

DFA California Municipal Real Return Portfolio

DFA Municipal Bond Portfolio

DFA Short-Term Municipal Bond Portfolio

DFA Intermediate-Term Municipal Bond Portfolio

DFA Selective State Municipal Bond Portfolio

DFA California Short-Term Municipal Bond Portfolio

DFA California Intermediate-Term Municipal Bond Portfolio

DFA NY Municipal Bond Portfolio

DFA MN Municipal Bond Portfolio

DFA Oregon Municipal Bond Portfolio

	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For each of the periods indicated therein

DFA Short-Term Selective State Municipal Bond Portfolio	For the period from April 12, 2022 (commencement of operations) through October 31, 2022

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations committee and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were three Nominating Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were four Strategy Committee meetings held during the fiscal year ended October 31, 2022.

The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held for the Trust during the fiscal year ended October 31, 2022.

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Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

188

Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since December 2021	Robert E. McDonough Professor of Business Administration and Finance, McDonough School of Business, Georgetown University (since 2003); Director, Georgetown Center for Financial Markets and Policy (since 2010); and Vice Provost of Faculty (2016-2020), Georgetown University.	147 portfolios in 5 investment companies	Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008- 2021) (22 funds); Director, REAN Cloud (technology) (2015-2018); Director, FBR & Co. (investment banking) (2011- 2017); and Director, Brightwood Capital Advisors, L.P. (private equity) (2013- 2020).

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM- Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	147 portfolios in 5 investment companies	None

189

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	147 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	147 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008-2018).

Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since December 2021	Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management; Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).	147 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	147 portfolios in 5 investment companies	Director (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (2 investment companies within the fund complex) (13 portfolios) (since 2009).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since December 2021	Professor of Finance, Yale School of Management (since 2004).	147 portfolios in 5 investment companies	Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (since 2017); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, KCG Holdings (trading company) (January 2017-July 2017).

190

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018-2019). Formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021).	147 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

191

Interested Directors/Trustees

The following interested Directors are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director Co-Chief Executive Officer	Director since December 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and Dimensional ETF Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Head of Global Financial Advisor Services for Dimensional Fund Advisors LP (since 2007) and Dimensional Investment LLC (since 2017); Formerly, Vice President (2007 – 2017) of all the DFA Entities; Formerly, Head of Global Advisor Services for Dimensional Investment LLC (2011-2017).	147 portfolios in 5 investment companies	None

Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director Co-Chief Executive Officer and Chief Investment Officer	Chairman and Director since December 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)

Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of Dimensional Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director, Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of the DFA Entities; Formerly, Vice President (2007 – 2017) of the DFA Entities; Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of Dimensional Fund Advisors Canada ULC. Formerly, Director of Dimensional Fund Advisors Pte. Ltd. (2017-2018) and Dimensional Fund Advisors Ltd. (2018-2021).

				147 portfolios in 5 investment companies	None
[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: the Fund; DIG; DFAITC; DEM; and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

192

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•  all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019	Vice President and Assistant Secretary of • DFAIDG, DIG, DFAITC and DEM (since 2019) • Dimensional ETF Trust (since 2020) Vice President (since January 2018) of • Dimensional Holdings Inc.

193

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
• Dimensional Fund Advisors LP • Dimensional Investment LLC • DFA Securities LLC

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•  all the DFA Entities (since 2017)

•  Dimensional ETF Trust (since 2020)

Director and Vice President (since 2016) of

•  Dimensional Japan Ltd.

Chairman (since 2018) of

•  Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

•  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•  DFA Australia Limited

Director (since 2016) of

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Hong Kong Limited

Vice President of

•  Dimensional Advisors Ltd. (since 2016)

•  Dimensional Hong Kong Limited (since 2016)

•  Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016-2021) of

•  Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016-2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019-2020) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•  Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•  the DFA Fund Complex

Executive Vice President (since January 2020)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Chief Operating Officer (since December 2019)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Vice President (since 2020) of

•  DFA Australia Limited

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Ireland Limited

•  Dimensional Japan Ltd.

194

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020- June 2021) of

•  the DFA Fund Complex

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

•  Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

•  BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•  the DFA Fund Complex

Vice President, Chief Financial Officer and Treasurer (since September 2020)of

•  DFA Australia Limited

•  Dimensional Fund Advisors Canada ULC

•  DFA Securities LLC

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors LP

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Holdings Inc.

•  Dimensional Hong Kong Limited

•  Dimensional Investment LLC

Vice President (since March 2021) of

•  Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of

•  Lord Abbett & Co. LLC

Formerly, Chief Financial Officer (2017—2020), and Treasurer (2003 – 2017) of

•  Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

•  Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) of

•  all the DFA Entities

Vice President (since 2020) of

•  Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•  Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017-2019) of

•  all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President of

•  all the DFA Entities (since 2015)

•  Dimensional Fund Advisors Ltd. (since 2015)

•  Dimensional ETF Trust (since 2020)

•  DFA Australia Limited (since 2020)

•  Dimensional Fund Advisors Canada ULC (since 2020)

•  Dimensional Ireland Limited (since 2020)

195

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Assistant Treasurer of • DFAIDG, DIG, DFAITC and DEM (since 2017) • Dimensional ETF Trust (since 2020)

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Director (May 2019 – January 2021) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•  OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

•  DFAIDG, DIG, DFAITC and DEM (since 2017)

•  Dimensional ETF Trust (since 2020)

General Counsel of

•  all the DFA Entities (since 2001)

•  Dimensional Fund Advisors LP (since 2006)

•  Dimensional Holdings Inc (since 2006)

•  Dimensional Investment LLC (since 2009)

•  DFA Canada LLC (since 2009)

•  Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  DFA Securities LLC

•  Dimensional Investment LLC

Secretary of

•  Dimensional Fund Advisors LP (since 2006)

•  Dimensional Holdings Inc. (since 2006)

•  DFA Securities LLC (since 2006)

•  Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•  Dimensional Fund Advisors Canada ULC (since 2003)

•  DFA Canada LLC (since 2009)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd (since 2014)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

•  Dimensional Hong Kong Limited

Director of

•  Dimensional Australia Limited (since 2007)

•  Dimensional Funds plc (since 2002)

•  Dimensional Funds II plc (since 2006)

•  Director of Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd. (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

196

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Ireland Limited (since 2018)

Formerly, Vice President and Secretary (2010 – 2014) of

•  Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•  DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of

•  Dimensional Fund Advisors LP (1997 – 2017)

•  Dimensional Holdings Inc. (2006 – 2017)

•  DFA Securities LLC (1997 – 2017)

•  Dimensional Investment LLC (2009 – 2017)

Formerly, Director (2002 – 2021) of

•  Dimensional Fund Advisors Ltd.

Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

•  the DFA Fund Complex

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013-2020) of:

•  DFA Fund Complex

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Formerly, Vice President (2013-2020) of:

•  DFA Fund Complex

Formerly, Director (2019-2021) of:

•  Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President and Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)

•  Dimensional ETF Trust (since 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Vice President of

•  DFA Securities LLC (since 2010)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Canada ULC (since 2016)

Assistant Secretary (since 2016) of

•  DFA Securities LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020	Chief Compliance Officer (since 2020) • the DFA Fund Complex • Vice President (since 2016) of • DFA Securities LLC • Dimensional Fund Advisors LP • Dimensional Holdings Inc.

197

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer

•  Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan

•  Dimensional Investment Advisors LP (April 2017 – January 2020)

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer (since 2020) of

•  the DFA Fund Complex

Vice President

•  Dimensional Holdings Inc. (since 2016)

•  Dimensional Fund Advisors LP (since 2016)

•  Dimensional Investment LLC (since 2016)

•  DFA Securities LLC (since 2016)

•  Dimensional Fund Advisors Canada ULC (since 2020)

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

198

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at https://www.dimensional.com/us-en/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

199

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2022. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2022 (e.g., IRS Form 1099-DIV) will be provided in early 2023. Shareholders should refer to these statements in preparing their calendar year 2022 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2022.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
DFA Municipal Real Return Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA California Municipal Real Return Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA Intermediate-Term Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA Selective State Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA Short-Term Selective State Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA California Short-Term Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA NY Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA MN Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA Oregon Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

See accompanying Notes to Financial Statements.

200

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

See accompanying Notes to Financial Statements.

201

DFA103122-024MA 00281087

Annual Report

Year Ended: October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Social Core Equity 2 Portfolio

U.S. Sustainability Core 1 Portfolio

U.S. Sustainability Targeted Value Portfolio

International Sustainability Core 1 Portfolio

International Social Core Equity Portfolio

Emerging Markets Sustainability Core 1 Portfolio

Emerging Markets Social Core Equity Portfolio

Global Social Core Equity Portfolio

DFA Social Fixed Income Portfolio

DFA Global Sustainability Fixed Income Portfolio

December 2022

Dear Shareholder,

For more than four decades, Dimensional has been innovating on behalf of investors, using financial science to pursue higher expected returns across a range of market conditions.

We start with what clients are seeking and determine how best to deliver strategies to meet those needs through a systematic approach designed to add value over indexing. Every day, we manage our strategies through a flexible process that allows us to consistently focus on reducing costs and controlling risks. We believe in sensible ideas that we can implement well. And we’re committed to continuing to enhance the investment solutions and services we provide to empower financial professionals.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and CHIEF INVESTMENT OFFICER

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DFA INVESTMENT DIMENSIONS GROUP INC.

ANNUAL REPORT

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings/Schedules of Investments

Investment Abbreviations
ADR	American Depositary Receipt
SA	Special Assessment
GDR	Global Depositary Receipt
EUR	Euro
GBP	British Pounds
AUD	Australian Dollars
CAD	Canadian Dollars
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
USD	United States Dollar

Investment Footnotes
†	See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
^	Denominated in USD, unless otherwise noted.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(E)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

1

CONTINUED

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
℧	Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Social Core Equity 2 Portfolio vs.

Russell 3000® Index

October 31, 2012-October 31, 2022

U.S. Sustainability Core 1 Portfolio vs.

Russell 3000® Index

October 31, 2012-October 31, 2022

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. FTSE Russell data © FTSERussell 2022, all rights reserved. Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. FTSE Russell data © FTSERussell 2022, all rights reserved.

3

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Sustainability Targeted Value Portfolio vs.

Russell 2000 Value Index

July 7, 2020-October 31, 2022

International Sustainability Core 1 Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2012-October 31, 2022

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. FTSE Russell data © FTSERussell 2022, all rights reserved. Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. MSCI data © MSCI 2022, all rights reserved.

4

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

International Social Core Equity Portfolio vs.

MSCI World ex USA Index (net dividends)

November 1, 2012-October 31, 2022

Emerging Markets Sustainability Core 1 Portfolio vs.

MSCI Emerging Markets Index (net dividends)

March 27, 2018-October 31, 2022

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. MSCI data © MSCI 2022, all rights reserved. Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. MSCI data © MSCI 2022, all rights reserved.

5

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Social Core Equity Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2012-October 31, 2022

Global Social Core Equity Portfolio vs.

MSCI All Country World Index (net dividends)

November 19, 2019-October 31, 2022

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. MSCI data © MSCI 2022, all rights reserved. Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. MSCI data © MSCI 2022, all rights reserved.

6

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Social Fixed Income Portfolio vs.

Bloomberg U.S. Aggregate Bond Index

April 5, 2016-October 31, 2022

DFA Global Sustainability Fixed Income Portfolio vs.

Bloomberg Global Aggregate Bond Index (hedged to USD)

November 6, 2018-October 31, 2022

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Bloomberg data provided by Bloomberg Finance L.P. Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Bloomberg data provided by Bloomberg Finance L.P.

7

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2022

U.S. equities had negative returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, lost approximately -16.52%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2022

Russell 3000® Index	-16.52%
Russell 1000® Index (large-cap stocks)	-16.38%
Russell Midcap® Index (mid-cap stocks)	-17.17%
Russell 2000® Index (small-cap stocks)	-18.54%
Russell Microcap® Index (micro-cap stocks)	-22.29%
Dow Jones U.S. Select REIT Index SM	-19.97%

Total Return for 12 Months Ended October 31, 2022

Russell 1000® Value Index (large-cap value stocks)	-7.00%
Russell 1000® Growth Index (large-cap growth stocks)	-24.60%
Russell 2000® Value Index (small-cap value stocks)	-10.73%
Russell 2000® Growth Index (small-cap growth stocks)	-26.02%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Social Core Equity 2 Portfolio

The U.S. Social Core Equity 2 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. The Portfolio excludes from purchase companies and industries that do not pass the Portfolio’s social issue screens. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 2,080 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -15.22% for the Portfolio and -16.52% for the Russell 3000® Index, the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s emphasis on value stocks contributed positively to relative performance. The Portfolio’s emphasis on higher-profitability stocks also contributed positively to relative performance, as higher-profitability value stocks outperformed lower-profitability growth stocks.

8

U.S. Sustainability Core 1 Portfolio

The U.S. Sustainability Core Equity 1 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. The Portfolio further adjusts the weights of all eligible companies based on environmental and social sustainability considerations, emphasizing companies with higher sustainability scores and excluding or deemphasizing companies with lower sustainability scores. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 2,010 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -15.14% for the Portfolio and -16.52% for the Russell 3000® Index, the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s emphasis on value stocks contributed positively to relative performance. The Portfolio’s emphasis on higher-profitability stocks also contributed positively to relative performance, as higher-profitability value stocks outperformed lower-profitability growth stocks. Conversely, the Portfolio’s lesser allocation to the energy sector, due to the Portfolio’s sustainability screens, detracted from relative performance, as the energy sector was the best performing sector for the period.

U.S. Sustainability Targeted Value Portfolio

The U.S. Sustainability Targeted Value Portfolio invests in a broadly diversified group of U.S. small- and mid-cap value stocks with higher profitability. The Portfolio further adjusts the weights of companies based on environmental and social sustainability considerations, excluding companies with lower sustainability scores. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 1,100 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -5.18% for the Portfolio and -10.73% for the Russell 2000® Value Index, the Portfolio’s benchmark. The Portfolio’s emphasis on higher-profitability stocks within the small- and mid-cap value segment of the U.S. market contributed positively to relative performance, as these stocks outperformed. With low relative price (value) stocks outperforming high relative price (growth) stocks for the period, the Portfolio’s greater emphasis on value stocks as compared to the benchmark also contributed positively to the Portfolio’s relative performance. Additionally, the Portfolio’s exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed. The Portfolio’s exclusion of stocks with high asset growth also contributed positively to relative performance, as those stocks underperformed. Conversely, the Portfolio’s lesser allocation to the energy sector, due to the Portfolio’s sustainability screens, detracted from relative performance, as the energy sector was the best performing sector for the period.

International Equity Market Review	12 Months Ended October 31, 2022

Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

9

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI World ex USA Index	-22.04%
MSCI World ex USA Mid Cap Index	-27.57%
MSCI World ex USA Small Cap Index	-29.13%
MSCI World ex USA Value Index	-15.27%
MSCI World ex USA Growth Index	-28.78%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against all non-U.S. developed markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-1.81%	-24.67%
United Kingdom	4.27%	-12.42%
Canada	-5.29%	-13.94%
France	-6.77%	-20.38%
Switzerland	-11.30%	-19.01%
Australia	-0.54%	-15.30%
Germany	-21.22%	-32.72%
Netherlands	-28.51%	-38.71%
Sweden	-16.17%	-34.85%
Denmark	-7.88%	-21.38%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

Emerging markets had negative performance for the period and underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI Emerging Markets Index	-31.03%
MSCI Emerging Markets Mid Cap Index	-24.80%
MSCI Emerging Markets Small Cap Index	-23.42%
MSCI Emerging Markets Value Index	-25.21%
MSCI Emerging Markets Growth Index	-36.11%

10

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against most emerging markets currencies and depreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	-46.31%	-47.90%
India	2.93%	-6.89%
Taiwan	-24.11%	-34.50%
Korea	-19.88%	-34.28%
Brazil	15.95%	24.57%
Saudi Arabia	2.18%	2.00%
South Africa	0.77%	-16.66%
Mexico	1.99%	5.56%
Indonesia	16.58%	5.89%
Thailand	4.97%	-8.48%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2022, these differences generally detracted from non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

International Sustainability Core 1 Portfolio

The International Sustainability Core 1 Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio further adjusts the weights of companies based on environmental and social sustainability considerations, emphasizing companies with higher sustainability scores and excluding or deemphasizing companies with lower sustainability scores. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 4,230 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -26.29% for the Portfolio and -22.04% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. With small-cap stocks underperforming large-cap stocks, the Portfolio’s inclusion of and emphasis on small-caps detracted from performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. Additionally, the Portfolio’s lesser allocation to the energy sector, due to the Portfolio’s sustainability screens, detracted from relative performance, as the energy sector was the best performing sector for the period.

11

International Social Core Equity Portfolio

The International Social Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio excludes from purchase companies and industries that do not pass the Portfolio’s social issue screens. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 4,430 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -25.40% for the Portfolio and -22.04% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. With small-cap stocks underperforming large-cap stocks, the Portfolio’s inclusion of and emphasis on small-caps detracted from performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. Additionally, the Portfolio’s lesser allocation to the energy sector, due to the Portfolio’s social and sustainability screens, detracted from relative performance, as the energy sector was the best performing sector for the period.

Emerging Markets Sustainability Core 1 Portfolio

The Emerging Markets Sustainability Core 1 Portfolio invests in a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio further adjusts the weights of companies based on environmental and social sustainability considerations, emphasizing companies with higher sustainability scores and excluding or deemphasizing companies with lower sustainability scores. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 5,320 securities in 23 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -27.51% for the Portfolio and -31.03% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets, the Portfolio’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. At the country level, the Portfolio’s lesser allocation to Russia contributed positively to relative performance, as Russia underperformed the overall benchmark. Additionally, the Portfolio’s lesser allocation to the energy sector, due to the Portfolio’s sustainability screens, detracted from relative performance, as the energy sector generally outperformed for the period.

12

Emerging Markets Social Core Equity Portfolio

The Emerging Markets Social Core Equity Portfolio invests in a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio excludes from purchase companies and industries that do not pass the Portfolio’s social issue screens. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 6,022 securities in 23 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -27.23% for the Portfolio and -31.03% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets, the Portfolio’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. At the country level, the Portfolio’s lesser allocation to Russia contributed positively to relative performance, as Russia underperformed the overall benchmark.

Global Social Core Equity Portfolio

The Global Social Core Equity Portfolio invests in a broadly diversified group of global securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. The Portfolio excludes from purchase companies and industries that do not pass the Portfolio’s social issue screens. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 12,530 securities in 46 eligible developed and emerging markets.

For the 12 months ended October 31, 2022, total returns were -19.80% for the Portfolio and -19.96% for the MSCI All Country World Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s emphasis on value stocks contributed positively to performance relative to the benchmark. Conversely, the Portfolio’s exclusions of certain health care securities, due to the Portfolio’s social screens, detracted from performance relative to the benchmark, as these stocks generally outperformed.

Fixed Income Market Review	12 Months Ended October 31, 2022

Bond yields generally increased in the U.S. during the 12 months ended October 31, 2022. Longer-term government bonds generally underperformed shorter-term government bonds for the period. Bond yields also increased across global developed markets, resulting in the general underperformance of longer-term government bonds across global developed markets as well.

Long-term bond indices generally underperformed short-term bond indices in global developed fixed income markets for the 12 months ended October 31, 2022. For example, the FTSE World Government Bond Index 1-3 Years (hedged to USD) returned -3.35%, while the FTSE World Government Bond Index 20+ Years (hedged to USD) returned -29.51%. Within the U.S., the Bloomberg U.S. Treasury Bond Index 1-3 Years returned -4.85%, while the Bloomberg U.S. Treasury Bond Index 20+ Years returned -33.73%.

	October 31, 2021	October 31, 2022	Change
One-Month Treasury Bill (yield)	0.06%	3.73%	3.67%
Ten-Year U.S. Treasury Notes (yield)	1.55%	4.10%	2.55%

Source: Bloomberg

13

Many of Dimensional’s fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields.

During the period under review, within the taxable bond market, the ultra-short-term Portfolios employing a variable maturity approach generally focused on the longer end of their eligible maturity range, reflecting a generally upwardly sloped ultra-short-term segment of eligible yield curves. The short-term Portfolios employing a variable maturity approach typically shortened duration by focusing on the one- to three-year maturity range as higher expected returns generally resided within this segment, reflecting the flat to inverted nature of eligible yield curves beyond three-years. The intermediate-term Portfolios employing a variable maturity approach focused on a combination of short- and long-term securities as certain eligible yield curves were generally upwardly sloped in their long-term segments. Realized term premiums were generally negative during the period.

Some of Dimensional’s fixed income strategies use a variable credit approach that varies exposure to lower credit quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing higher expected credit premiums.

Credit spreads widened over the period, indicating larger expected credit premiums. As a result, the variable credit Portfolios generally increased their allocations to single-A, BBB, and where allowable and appropriate, BB rated bonds during the period. Realized credit premiums were generally negative, as corporate bonds underperformed their government bond counterparts. Corporate bonds also generally underperformed securitized bonds during the period.

For the tax-exempt market, Portfolios employing a variable maturity approach generally focused on the shorter-end of their eligible duration ranges, reflecting the relatively flat slope of eligible municipal curves during the period. Realized term premiums were generally negative for municipal securities during the period.

DFA Social Fixed Income Portfolio

The DFA Social Fixed Income Portfolio is designed to maximize total returns through exposure to a broad portfolio of investment grade debt securities of U.S. and non-U.S. corporate and government issuers using a variable credit approach. The Portfolio emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, except when Dimensional believes the expected credit premium is relatively low. The Portfolio seeks to limit its investment to securities that are consistent with the Portfolio’s social issue screens. The Portfolio primarily invests in securities that mature within 20 years and follows a variable maturity strategy within a range of no more than a quarter of a year greater than, and no less than one year below, the weighted average duration of the Portfolio’s benchmark. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The weighted average duration of the Portfolio decreased to 6.14 years as of October 31, 2022, from 6.69 years on October 31, 2021.

14

For the 12 months ended October 31, 2022, total returns were -15.92% for the Portfolio and -15.68% for the Bloomberg U.S. Aggregate Bond Index, the Portfolio’s benchmark. During the period, the U.S. yield curve was broadly upwardly sloped, indicating larger expected term premiums. As such, the Portfolio maintained a duration similar to that of the benchmark with an underweight to short- and long-term securities and an overweight to intermediate-term securities. Realized term premiums were generally negative during the period. As a result, the Portfolio’s underweight to short-term securities and overweight to intermediate-term securities detracted from relative performance. Conversely, the Portfolio’s exclusion of securities with maturities longer than 20-years contributed positively to relative performance. Credit spreads widened over the period, indicating larger expected credit premiums. As such, the Portfolio’s allocation to single-A and BBB rated corporate securities was increased. Realized credit premiums were, however, generally negative during the period. As a result, the Portfolio’s overweight to BBB rated corporate securities detracted from relative performance. The Portfolio’s exclusion of securitized securities also detracted from performance relative to the benchmark.

DFA Global Sustainability Fixed Income Portfolio

The DFA Global Sustainability Fixed Income Portfolio is designed to maximize total returns through exposure to a broad portfolio of investment grade debt securities of U.S. and non-U.S. corporate and government issuers using a variable credit approach. The Portfolio emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, except when Dimensional believes the expected credit premium is relatively low. The Portfolio seeks to limit its investment to securities that are consistent with the Portfolio’s sustainability screens. The Portfolio generally follows a variable maturity strategy within a range of no more than half a year greater than, and no less than one year less than, the weighted average duration of the Portfolio’s benchmark. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The weighted average duration of the Portfolio decreased to 7.05 years as of October 31, 2022, from 7.80 years as of October 31, 2021.

For the 12 months ended October 31, 2022, total returns were -16.88% for the Portfolio and -12.12% for the Bloomberg Global Aggregate Bond Index (hedged to USD), the Portfolio’s benchmark. During the period, yield curves in global developed markets were generally upwardly sloped, indicating larger expected term premiums for intermediate-term strategies. As such, the Portfolio maintained a duration similar to that of the benchmark. Realized term premiums were, however, generally negative during the period. As a result, the Portfolio’s underweight to short-term securities and overweight to intermediate-term securities denominated in the Australian dollar, British pound, euro, and U.S. dollar detracted from relative performance. The Portfolio’s underweight to securities denominated in the Japanese yen also detracted from relative performance as these securities generally outperformed within the global developed market. Credit spreads widened over the period, indicating larger expected credit premiums. As such, the Portfolio’s allocation to single-A, and BBB rated credit securities was increased and the Portfolio was overweight intermediate-term single-A and BBB rated credit securities relative to the benchmark. Realized credit premiums were, however, generally negative during the period. As a result, the Portfolio’s overweight to single-A and BBB rated credit securities detracted from relative performance.

15

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2022

EXPENSE TABLES

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Social Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$953.90	0.21%	$1.03
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.21%	$1.07

U.S. Sustainability Core 1 Portfolio
Actual Fund Return	$1,000.00	$961.20	0.18%	$0.89
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.18%	$0.92

16

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Sustainability Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,011.80	0.36%	$1.83
Hypothetical 5% Annual Return	$1,000.00	$1,023.39	0.36%	$1.84

International Sustainability Core 1 Portfolio
Actual Fund Return	$1,000.00	$865.30	0.25%	$1.18
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.25%	$1.28

International Social Core Equity Portfolio
Actual Fund Return	$1,000.00	$862.40	0.27%	$1.27
Hypothetical 5% Annual Return	$1,000.00	$1,023.84	0.27%	$1.38

Emerging Markets Sustainability Core 1 Portfolio
Actual Fund Return	$1,000.00	$815.10	0.46%	$2.10
Hypothetical 5% Annual Return	$1,000.00	$1,022.89	0.46%	$2.35

Emerging Markets Social Core Equity Portfolio
Actual Fund Return	$1,000.00	$813.20	0.45%	$2.06
Hypothetical 5% Annual Return	$1,000.00	$1,022.94	0.45%	$2.29

Global Social Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$909.50	0.34%	$1.64
Hypothetical 5% Annual Return	$1,000.00	$1,023.49	0.34%	$1.73

DFA Social Fixed Income Portfolio
Actual Fund Return	$1,000.00	$933.20	0.22%	$1.07
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12

DFA Global Sustainability Fixed Income Portfolio
Actual Fund Return	$1,000.00	$925.50	0.26%	$1.26
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.26%	$1.33

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

17

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 28, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FUND OF FUNDS

Affiliated Investment Companies
Global Social Core Equity Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

U.S. Social Core Equity 2 Portfolio
Communication Services	6.9%
Consumer Discretionary	11.9%
Consumer Staples	6.3%
Energy	3.9%
Financials	17.5%
Health Care	6.8%
Industrials	14.8%
Information Technology	25.1%
Materials	5.3%
Real Estate	0.4%
Utilities	1.1%

100.0%

U.S. Sustainability Core 1 Portfolio
Communication Services	7.2%
Consumer Discretionary	13.0%
Consumer Staples	6.2%
Energy	2.2%
Financials	16.5%
Health Care	15.6%
Industrials	13.1%
Information Technology	21.1%
Materials	3.5%
Real Estate	0.3%
Utilities	1.3%

100.0%

U.S. Sustainability Targeted Value Portfolio
Communication Services	3.9%
Consumer Discretionary	15.1%
Consumer Staples	3.6%
Energy	4.8%
Financials	29.6%
Health Care	6.7%
Industrials	19.4%
Information Technology	10.3%
Materials	4.8%
Real Estate	1.5%
Utilities	0.3%

100.0%

18

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

International Sustainability Core 1 Portfolio
Communication Services	6.1%
Consumer Discretionary	12.3%
Consumer Staples	7.4%
Energy	1.7%
Financials	18.9%
Health Care	10.4%
Industrials.	20.1%
Information Technology	8.8%
Materials	8.9%
Real Estate	2.4%
Utilities	3.0%

100.0%

International Social Core Equity Portfolio
Communication Services	6.9%
Consumer Discretionary	12.6%
Consumer Staples	6.1%
Energy	3.1%
Financials	21.4%
Health Care	3.5%
Industrials	20.0%
Information Technology	8.6%
Materials	11.7%
Real Estate	2.7%
Utilities	3.4%

100.0%

Emerging Markets Sustainability Core 1 Portfolio
Communication Services	7.2%
Consumer Discretionary	12.2%
Consumer Staples	7.1%
Energy	1.8%
Financials	19.8%
Health Care	6.2%
Industrials	10.0%
Information Technology	20.0%
Materials	9.6%
Real Estate	3.1%
Utilities	3.0%

100.0%

Emerging Markets Social Core Equity Portfolio
Communication Services	7.8%
Consumer Discretionary	11.8%
Consumer Staples	5.9%
Energy	2.6%
Financials	20.3%
Health Care	3.2%
Industrials	9.8%
Information Technology	21.8%
Materials	10.7%
Real Estate	3.3%
Utilities	2.8%

100.0%

FIXED INCOME PORTFOLIOS

DFA Social Fixed Income Portfolio
Basic Materials	1.4%
Communications	6.7%
Consumer, Cyclical	6.2%
Consumer, Non-cyclical	5.8%
Energy	2.1%
Financial	25.3%
Foreign Government	0.1%
Industrial	4.8%
Technology	5.8%
U.S. Government	40.8%
Utilities	1.0%

100.0%

DFA Global Sustainability Fixed Income Portfolio
Basic Materials	0.2%
Communications	5.2%
Consumer, Cyclical	7.0%
Consumer, Non-cyclical	11.2%
Financial	36.1%
Foreign Government	17.3%
Industrial	8.1%
Supranational	7.8%
Technology	4.3%
U.S. Government	2.7%
Utilities	0.1%

100.0%

19

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

			Percentage
	Shares	Value†	of Net Assets‡
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (6.7%)
* Alphabet, Inc., Class A	153,535	$14,510,593	1.0%
* Alphabet, Inc., Class C	143,420	13,576,137	1.0%
AT&T, Inc.	275,027	5,013,742	0.4%
Comcast Corp., Class A	193,628	6,145,753	0.5%
* Meta Platforms, Inc., Class A	109,068	10,160,775	0.7%
Verizon Communications, Inc.	233,967	8,743,347	0.6%
* Walt Disney Co.	41,286	4,398,610	0.3%
Other Securities		34,576,284	2.4%

TOTAL COMMUNICATION SERVICES		97,125,241	6.9%

CONSUMER DISCRETIONARY — (11.6%)
* Amazon.com, Inc.	166,989	17,106,353	1.2%
Home Depot, Inc.	20,128	5,960,505	0.4%
NIKE, Inc., Class B	46,732	4,331,122	0.3%
Target Corp.	23,531	3,864,967	0.3%
* Tesla, Inc.	22,699	5,164,930	0.4%
Other Securities		130,223,682	9.2%

TOTAL CONSUMER DISCRETIONARY		166,651,559	11.8%

CONSUMER STAPLES — (6.1%)
Coca-Cola Co.	156,206	9,348,929	0.7%
Costco Wholesale Corp.	16,560	8,304,840	0.6%
Kroger Co.	73,736	3,486,975	0.3%
PepsiCo, Inc.	64,552	11,721,352	0.8%
Walmart, Inc.	45,365	6,456,800	0.5%
Other Securities		48,952,802	3.4%

TOTAL CONSUMER STAPLES		88,271,698	6.3%

ENERGY — (3.8%)
ConocoPhillips	55,392	6,984,377	0.5%
Marathon Petroleum Corp.	33,181	3,770,025	0.3%
Occidental Petroleum Corp.	58,591	4,253,707	0.3%
Other Securities		39,469,352	2.8%

TOTAL ENERGY		54,477,461	3.9%

FINANCIALS — (17.1%)
American Express Co.	32,460	4,818,687	0.4%
Bank of America Corp.	191,203	6,890,956	0.5%
Goldman Sachs Group, Inc.	13,761	4,740,802	0.3%
JPMorgan Chase & Co.	112,899	14,211,726	1.0%
Morgan Stanley	50,042	4,111,951	0.3%
Wells Fargo & Co.	116,492	5,357,467	0.4%
Other Securities		206,322,924	14.6%

TOTAL FINANCIALS		246,454,513	17.5%

HEALTH CARE — (6.6%)
Cigna Corp.	12,230	3,951,024	0.3%
CVS Health Corp.	50,222	4,756,023	0.3%
Elevance Health, Inc.	7,087	3,874,959	0.3%
Other Securities		82,319,146	5.8%

TOTAL HEALTH CARE		94,901,152	6.7%

20

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
INDUSTRIALS — (14.4%)
Caterpillar, Inc.	23,837	$5,159,757	0.4%
Deere & Co.	13,655	5,404,922	0.4%
Union Pacific Corp.	30,526	6,017,896	0.4%
United Parcel Service, Inc., Class B	33,849	5,678,847	0.4%
Other Securities		185,069,789	13.1%

TOTAL INDUSTRIALS		207,331,211	14.7%

INFORMATION TECHNOLOGY — (24.5%)
Accenture PLC, Class A	25,686	7,292,255	0.5%
* Adobe, Inc.	17,284	5,504,954	0.4%
Apple, Inc.	453,018	69,465,780	4.9%
Applied Materials, Inc.	40,717	3,594,904	0.3%
Automatic Data Processing, Inc.	18,010	4,353,017	0.3%
Broadcom, Inc.	18,616	8,751,754	0.6%
Cisco Systems, Inc.	154,752	7,030,383	0.5%
Intel Corp.	171,698	4,881,374	0.4%
International Business Machines Corp.	43,893	6,069,963	0.4%
Mastercard, Inc., Class A	32,580	10,692,104	0.8%
Microsoft Corp.	270,535	62,799,290	4.5%
NVIDIA Corp.	26,415	3,565,233	0.3%
QUALCOMM, Inc.	51,008	6,001,601	0.4%
Texas Instruments, Inc.	41,997	6,745,978	0.5%
Visa, Inc., Class A	61,141	12,665,970	0.9%
Other Securities		133,692,702	9.4%

TOTAL INFORMATION TECHNOLOGY		353,107,262	25.1%

MATERIALS — (5.2%)
Linde PLC	15,837	4,709,132	0.3%
# Nucor Corp.	28,818	3,786,109	0.3%
Other Securities		66,321,162	4.7%

TOTAL MATERIALS.		74,816,403	5.3%

REAL ESTATE — (0.4%)
Other Securities		5,025,697	0.4%

UTILITIES — (1.1%)
Other Securities		16,055,229	1.1%

TOTAL COMMON STOCKS		1,404,217,426	99.7%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		22,683	0.0%

INDUSTRIALS — (0.0%)
Other Security		91,260	0.0%

TOTAL PREFERRED STOCKS		113,943	0.0%

21

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
INDUSTRIALS — (0.0%)
Other Security		$438	0.0%

TOTAL RIGHTS/WARRANTS		438	0.0%

TOTAL INVESTMENT SECURITIES (Cost $829,223,970)		1,404,331,807

SECURITIES LENDING COLLATERAL — (2.5%)
@§ The DFA Short Term Investment Fund	3,121,673	36,089,657	2.5%

TOTAL INVESTMENTS—(100.0%) (Cost $865,327,610)		$1,440,421,464	102.2%

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$97,125,241	—	—		$97,125,241
Consumer Discretionary	166,651,172	—	$387		166,651,559
Consumer Staples	88,252,669	$19,029	—		88,271,698
Energy	54,477,461	—	—		54,477,461
Financials	246,454,513	—	—		246,454,513
Health Care	94,803,359	—	97,793		94,901,152
Industrials	207,331,211	—	—		207,331,211
Information Technology	353,107,262	—	—		353,107,262
Materials	74,810,043	—	6,360		74,816,403
Real Estate	5,025,697	—	—		5,025,697
Utilities	16,055,229	—	—		16,055,229
Preferred Stocks
Communication Services	22,683	—	—		22,683
Industrials	91,260	—	—		91,260
Rights/Warrants
Industrials	—	—	438		438
Securities Lending Collateral	—	36,089,657	—		36,089,657

TOTAL	$1,404,207,800	$36,108,686	$104,978	^	$1,440,421,464

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

22

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

			Percentage
	Shares	Value†	of Net Assets‡
COMMON STOCKS — (98.2%)
COMMUNICATION SERVICES — (7.1%)
* Alphabet, Inc., Class A	738,387	$69,784,955	1.4%
* Alphabet, Inc., Class C	682,120	64,569,479	1.3%
Comcast Corp., Class A	913,950	29,008,773	0.6%
* Meta Platforms, Inc., Class A	512,066	47,704,069	1.0%
Verizon Communications, Inc.	630,884	23,576,135	0.5%
Other Securities		115,488,535	2.4%

TOTAL COMMUNICATION SERVICES		350,131,946	7.2%

CONSUMER DISCRETIONARY — (12.8%)
* Amazon.com, Inc.	659,580	67,567,375	1.4%
Home Depot, Inc.	145,607	43,118,601	0.9%
McDonald’s Corp.	66,182	18,045,184	0.4%
NIKE, Inc., Class B	262,176	24,298,472	0.5%
* Tesla, Inc.	289,302	65,827,777	1.4%
TJX Cos., Inc.	228,744	16,492,442	0.4%
Other Securities		395,673,309	8.0%

TOTAL CONSUMER DISCRETIONARY		631,023,160	13.0%

CONSUMER STAPLES — (6.1%)
Coca-Cola Co.	564,445	33,782,033	0.7%
Costco Wholesale Corp.	68,298	34,251,447	0.7%
PepsiCo, Inc.	121,503	22,062,515	0.5%
Procter & Gamble Co.	306,472	41,272,584	0.9%
Walmart, Inc.	209,626	29,836,069	0.6%
Other Securities		140,182,336	2.8%

TOTAL CONSUMER STAPLES		301,386,984	6.2%

ENERGY — (2.2%)
Schlumberger NV	328,618	17,097,995	0.4%
Other Securities		91,191,100	1.8%

TOTAL ENERGY		108,289,095	2.2%

FINANCIALS — (16.2%)
Goldman Sachs Group, Inc.	65,105	22,429,324	0.5%
JPMorgan Chase & Co.	402,562	50,674,505	1.1%
Morgan Stanley	203,317	16,706,558	0.4%
Travelers Cos., Inc.	115,853	21,370,244	0.5%
Other Securities		691,581,354	14.0%

TOTAL FINANCIALS		802,761,985	16.5%

HEALTH CARE — (15.3%)
AbbVie, Inc.	269,102	39,396,533	0.8%
Amgen, Inc.	87,600	23,682,660	0.5%
Bristol-Myers Squibb Co.	392,409	30,399,925	0.6%
Cigna Corp.	68,560	22,148,994	0.5%
CVS Health Corp.	249,508	23,628,408	0.5%
Danaher Corp.	63,599	16,005,960	0.3%
Elevance Health, Inc.	50,809	27,780,837	0.6%
Eli Lilly & Co.	55,799	20,204,260	0.4%
Gilead Sciences, Inc.	315,769	24,775,236	0.5%
Johnson & Johnson	335,253	58,323,964	1.2%

23

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
HEALTH CARE — (Continued)
Merck & Co., Inc.	245,442	$24,838,730	0.5%
Pfizer, Inc.	392,681	18,279,301	0.4%
Thermo Fisher Scientific, Inc.	32,388	16,646,460	0.4%
UnitedHealth Group, Inc.	130,307	72,339,931	1.5%
Other Securities		338,758,449	6.9%

TOTAL HEALTH CARE		757,209,648	15.6%

INDUSTRIALS — (12.8%)
Deere & Co.	47,079	18,634,810	0.4%
Northrop Grumman Corp.	29,677	16,292,970	0.3%
Raytheon Technologies Corp.	175,840	16,673,149	0.4%
Other Securities		582,624,901	12.0%

TOTAL INDUSTRIALS		634,225,830	13.1%

INFORMATION TECHNOLOGY — (20.7%)
Accenture PLC, Class A	88,943	25,250,918	0.5%
* Adobe, Inc.	52,437	16,701,184	0.4%
Apple, Inc.	1,535,180	235,404,501	4.9%
Broadcom, Inc.	71,170	33,458,440	0.7%
Cisco Systems, Inc.	538,922	24,483,226	0.5%
International Business Machines Corp.	142,757	19,741,866	0.4%
Mastercard, Inc., Class A	125,721	41,259,118	0.9%
Microsoft Corp.	511,094	118,640,250	2.5%
NVIDIA Corp.	257,800	34,795,266	0.7%
Oracle Corp.	216,390	16,893,567	0.4%
QUALCOMM, Inc.	173,996	20,472,369	0.4%
# Visa, Inc., Class A	233,941	48,463,218	1.0%
Other Securities		386,312,314	7.7%

TOTAL INFORMATION TECHNOLOGY		1,021,876,237	21.0%

MATERIALS — (3.5%)
Other Securities		170,656,162	3.5%

REAL ESTATE — (0.3%)
Other Securities		12,971,504	0.3%

UTILITIES — (1.2%)
Other Securities		60,546,968	1.2%

TOTAL COMMON STOCKS		4,851,079,519	99.8%

PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
Other Security		128,196	0.0%

TOTAL PREFERRED STOCKS		128,196	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,491,306,013)		4,851,207,715

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 3.010%	6,913,558	6,913,558	0.1%

24

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	7,215,491	$83,418,288	1.7%

TOTAL INVESTMENTS—(100.0%) (Cost $3,581,672,113)		$4,941,539,561	101.6%

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$350,131,946	—	—		$350,131,946
Consumer Discretionary	631,022,953	—	$207		631,023,160
Consumer Staples	301,386,984	—	—		301,386,984
Energy	108,289,095	—	—		108,289,095
Financials	802,761,985	—	—		802,761,985
Health Care	757,135,907	—	73,741		757,209,648
Industrials	634,225,830	—	—		634,225,830
Information Technology	1,021,876,237	—	—		1,021,876,237
Materials	170,656,162	—	—		170,656,162
Real Estate	12,971,504	—	—		12,971,504
Utilities	60,546,968	—	—		60,546,968
Preferred Stocks
Industrials	128,196	—	—		128,196
Temporary Cash Investments	6,913,558	—	—		6,913,558
Securities Lending Collateral	—	$83,418,288	—		83,418,288

TOTAL	$4,858,047,325	$83,418,288	$73,948	^	$4,941,539,561

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

25

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.0%)
COMMUNICATION SERVICES — (3.7%)
#	Lumen Technologies, Inc.	177,899	$1,309,337	0.4%
	News Corp., Class A	67,235	1,134,254	0.4%
	Other Securities		10,063,110	3.1%

TOTAL COMMUNICATION SERVICES			12,506,701	3.9%

CONSUMER DISCRETIONARY — (14.5%)
*	AutoNation, Inc.	12,131	1,289,647	0.4%
	BorgWarner, Inc.	50,820	1,907,275	0.6%
	Lithia Motors, Inc.	5,861	1,161,357	0.4%
	Macy’s, Inc.	55,486	1,156,883	0.4%
*	Mohawk Industries, Inc.	10,785	1,021,879	0.3%
	Penske Automotive Group, Inc.	13,166	1,469,589	0.5%
	PulteGroup, Inc.	48,169	1,926,278	0.6%
	Toll Brothers, Inc.	24,849	1,070,495	0.3%
	Other Securities		37,703,188	11.6%

TOTAL CONSUMER DISCRETIONARY			48,706,591	15.1%

CONSUMER STAPLES — (3.5%)
	Molson Coors Beverage Co., Class B	31,046	1,565,650	0.5%
	Other Securities		10,205,985	3.2%

TOTAL CONSUMER STAPLES			11,771,635	3.7%

ENERGY — (4.6%)
	HF Sinclair Corp.	30,008	1,835,589	0.6%
	NOV, Inc.	56,819	1,272,746	0.4%
*	PBF Energy, Inc., Class A	24,596	1,088,373	0.3%
*	TechnipFMC PLC	101,291	1,072,672	0.3%
	Other Securities		10,105,215	3.2%

TOTAL ENERGY			15,374,595	4.8%

FINANCIALS — (28.4%)
	Everest Re Group Ltd.	5,145	1,660,086	0.5%
	First Horizon Corp.	74,501	1,826,019	0.6%
#	Invesco Ltd.	76,526	1,172,378	0.4%
	Jefferies Financial Group, Inc.	36,640	1,260,782	0.4%
	Lincoln National Corp.	20,504	1,104,550	0.3%
#	New York Community Bancorp, Inc.	110,202	1,025,981	0.3%
	Old Republic International Corp.	50,096	1,162,728	0.4%
	Prosperity Bancshares, Inc.	16,966	1,214,257	0.4%
	Reinsurance Group of America, Inc.	11,935	1,756,474	0.6%
	SouthState Corp.	14,192	1,283,383	0.4%
	Stifel Financial Corp.	16,878	1,044,242	0.3%
	Unum Group	32,677	1,489,744	0.5%
	Voya Financial, Inc.	16,495	1,127,598	0.4%
	Webster Financial Corp.	20,046	1,087,696	0.3%
	Other Securities		77,363,203	23.8%

TOTAL FINANCIALS			95,579,121	29.6%

HEALTH CARE — (6.4%)
*	Envista Holdings Corp.	31,343	1,034,632	0.3%
	Perrigo Co. PLC	27,645	1,113,541	0.3%

26

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Universal Health Services, Inc., Class B	16,077	$1,862,842	0.6%
Other Securities		17,653,068	5.5%

TOTAL HEALTH CARE.		21,664,083	6.7%

INDUSTRIALS — (18.6%)
AGCO Corp.	11,093	1,377,418	0.4%
Air Lease Corp.	28,976	1,022,563	0.3%
AMERCO	2,591	1,490,317	0.5%
* Builders FirstSource, Inc.	26,792	1,651,995	0.5%
Knight-Swift Transportation Holdings, Inc.	31,280	1,502,378	0.5%
Regal Rexnord Corp.	10,346	1,309,183	0.4%
Triton International Ltd.	19,941	1,210,219	0.4%
* WESCO International, Inc.	9,449	1,301,789	0.4%
Other Securities		51,748,424	16.0%

TOTAL INDUSTRIALS		62,614,286	19.4%

INFORMATION TECHNOLOGY — (9.9%)
Amkor Technology, Inc.	49,646	1,032,140	0.3%
* Arrow Electronics, Inc.	15,115	1,530,545	0.5%
* DXC Technology Co.	52,616	1,512,710	0.5%
* First Solar, Inc.	18,313	2,665,823	0.8%
* Flex Ltd.	57,182	1,119,624	0.4%
TD SYNNEX Corp.	12,503	1,144,150	0.4%
Other Securities		24,113,700	7.4%

TOTAL INFORMATION TECHNOLOGY		33,118,692	10.3%

MATERIALS — (4.7%)
Huntsman Corp.	49,697	1,329,892	0.4%
Reliance Steel & Aluminum Co.	9,320	1,877,794	0.6%
WestRock Co.	38,293	1,304,260	0.4%
Other Securities		11,104,799	3.4%

TOTAL MATERIALS		15,616,745	4.8%

REAL ESTATE — (1.4%)
* Jones Lang LaSalle, Inc.	9,422	1,498,946	0.5%
Other Securities		3,184,060	1.0%

TOTAL REAL ESTATE		4,683,006	1.5%

UTILITIES — (0.3%)
Other Securities		1,073,669	0.3%

TOTAL COMMON STOCKS (Cost $289,151,906)		322,709,124	100.1%

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 3.010%	905,089	905,089	0.3%

SECURITIES LENDING COLLATERAL — (3.7%)
@§ The DFA Short Term Investment Fund	1,092,833	12,634,238	3.9%

TOTAL INVESTMENTS—(100.0%) (Cost $302,695,891)		$336,248,451	104.3%

27

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$12,506,701	—	—		$12,506,701
Consumer Discretionary	48,706,106	—	$485		48,706,591
Consumer Staples	11,771,635	—	—		11,771,635
Energy	15,374,595	—	—		15,374,595
Financials	95,579,121	—	—		95,579,121
Health Care	21,633,770	—	30,313		21,664,083
Industrials	62,614,286	—	—		62,614,286
Information Technology	33,118,692	—	—		33,118,692
Materials	15,616,745	—	—		15,616,745
Real Estate	4,683,006	—	—		4,683,006
Utilities	1,073,669	—	—		1,073,669
Temporary Cash Investments	905,089	—	—		905,089
Securities Lending Collateral	—	$12,634,238	—		12,634,238

TOTAL	$323,583,415	$12,634,238	$30,798	^	$336,248,451

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

28

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (93.8%)
AUSTRALIA — (5.2%)
Commonwealth Bank of Australia	107,971	$7,239,104	0.3%
CSL Ltd.	36,365	6,509,895	0.3%
Other Securities		130,656,533	4.9%

TOTAL AUSTRALIA		144,405,532	5.5%

AUSTRIA — (0.3%)
Other Securities		8,007,843	0.3%

BELGIUM — (1.1%)
Other Securities		30,924,075	1.2%

CANADA — (9.9%)
Bank of Montreal	69,856	6,432,341	0.3%
# Enbridge, Inc.	181,911	7,085,433	0.3%
# National Bank of Canada	128,460	8,746,614	0.3%
Royal Bank of Canada	120,392	11,139,143	0.4%
Royal Bank of Canada	113,636	10,507,921	0.4%
Toronto-Dominion Bank	110,119	7,046,515	0.3%
Other Securities		227,770,825	8.5%

TOTAL CANADA		278,728,792	10.5%

CHINA — (0.0%)
Other Securities		748,307	0.0%

DENMARK — (3.2%)
Novo Nordisk AS, Class B	374,500	40,719,853	1.5%
Novo Nordisk AS, Sponsored ADR	14,665	1,596,139	0.1%
Other Securities		47,491,875	1.8%

TOTAL DENMARK		89,807,867	3.4%

FINLAND — (2.0%)
Sampo Oyj, Class A	175,524	8,026,315	0.3%
Other Securities		48,446,036	1.8%

TOTAL FINLAND		56,472,351	2.1%

FRANCE — (8.7%)
Airbus SE	113,134	12,241,519	0.5%
AXA SA	348,035	8,594,682	0.3%
BNP Paribas SA	151,420	7,100,671	0.3%
Hermes International	8,129	10,522,056	0.4%
L’Oreal SA	50,782	15,945,760	0.6%
LVMH Moet Hennessy Louis Vuitton SE	55,094	34,764,015	1.3%
Orange SA	977,626	9,314,735	0.4%
Sanofi	95,270	8,198,726	0.3%
Vinci SA	83,652	7,699,075	0.3%
Other Securities		130,394,998	4.8%

TOTAL FRANCE		244,776,237	9.2%

GERMANY — (5.9%)
Allianz SE	43,785	7,877,115	0.3%
E.ON SE	1,025,295	8,585,803	0.3%

29

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Mercedes-Benz Group AG	184,475	$10,677,699	0.4%
SAP SE	79,831	7,683,954	0.3%
Siemens AG	84,373	9,214,287	0.4%
Other Securities		122,444,580	4.6%

TOTAL GERMANY		166,483,438	6.3%

HONG KONG — (1.4%)
AIA Group Ltd.	1,762,200	13,348,295	0.5%
Other Securities		26,990,366	1.0%

TOTAL HONG KONG		40,338,661	1.5%

IRELAND — (0.5%)
Other Securities		13,459,309	0.5%

ISRAEL — (0.8%)
Other Securities		22,090,178	0.8%

ITALY — (2.0%)
Other Securities		54,608,208	2.1%

JAPAN — (20.2%)
Hitachi Ltd.	147,600	6,697,174	0.3%
KDDI Corp.	307,000	9,073,990	0.4%
Keyence Corp.	26,200	9,879,104	0.4%
Nintendo Co. Ltd.	288,000	11,692,539	0.5%
Recruit Holdings Co. Ltd.	375,900	11,566,881	0.5%
Sony Group Corp.	204,300	13,776,896	0.5%
Tokyo Electron Ltd.	24,500	6,445,863	0.3%
Toyota Motor Corp.	1,239,500	17,197,566	0.7%
Other Securities		480,297,521	17.7%

TOTAL JAPAN		566,627,534	21.3%

NETHERLANDS — (4.1%)
# ASML Holding NV	6,365	2,985,694	0.1%
# ASML Holding NV	56,060	26,483,865	1.0%
ING Groep NV	669,178	6,584,434	0.2%
Wolters Kluwer NV	93,719	9,958,442	0.4%
Other Securities		68,643,560	2.6%

TOTAL NETHERLANDS		114,655,995	4.3%

NEW ZEALAND — (0.4%)
Other Securities		10,032,337	0.4%

NORWAY — (0.7%)
Other Securities		18,628,663	0.7%

PORTUGAL — (0.2%)
Other Securities		5,757,056	0.2%

SINGAPORE — (0.7%)
Other Securities		19,519,254	0.7%

SPAIN — (2.0%)
Other Securities		56,145,693	2.1%

30

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (3.5%)
Other Securities		$98,054,876	3.7%

SWITZERLAND — (8.4%)
ABB Ltd.	327,875	9,105,187	0.4%
Givaudan SA	3,305	9,871,835	0.4%
Novartis AG, Sponsored ADR	263,044	21,340,760	0.8%
Roche Holding AG	5,649	2,292,873	0.1%
Roche Holding AG	140,776	46,709,212	1.8%
Sika AG	48,870	11,018,999	0.4%
Swisscom AG	16,582	8,188,011	0.3%
Zurich Insurance Group AG	25,830	11,008,071	0.4%
Other Securities		114,462,942	4.2%

TOTAL SWITZERLAND		233,997,890	8.8%

UNITED KINGDOM — (12.6%)
AstraZeneca PLC, Sponsored ADR	192,987	11,349,565	0.4%
# Diageo PLC, Sponsored ADR	85,975	14,355,246	0.6%
Experian PLC	313,842	10,006,934	0.4%
# HSBC Holdings PLC, Sponsored ADR	269,126	6,973,055	0.3%
# RELX PLC, Sponsored ADR	395,718	10,668,552	0.4%
Rio Tinto PLC	190,562	9,959,079	0.4%
# Unilever PLC, Sponsored ADR	385,422	17,540,555	0.7%
Other Securities		272,972,650	10.1%

TOTAL UNITED KINGDOM		353,825,636	13.3%

UNITED STATES — (0.0%)
Other Securities		966,913	0.1%

TOTAL COMMON STOCKS		2,629,062,645	99.0%

PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Other Securities		8,023,090	0.3%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		250	0.0%

HONG KONG — (0.0%)
Other Security		293	0.0%

TOTAL RIGHTS/WARRANTS		543	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,759,533,734)		2,637,086,278

		Value†
SECURITIES LENDING COLLATERAL — (5.9%)
@§ The DFA Short Term Investment Fund	14,381,194	166,260,982	6.3%

TOTAL INVESTMENTS—(100.0%) (Cost $2,925,860,848)		$2,803,347,260	105.6%

31

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$108,579	$144,267,869	$29,084		$144,405,532
Austria	47,691	7,960,152	—		8,007,843
Belgium	370,085	30,553,990	—		30,924,075
Canada	278,238,886	489,906	—		278,728,792
China	80,075	668,232	—		748,307
Denmark	1,596,139	88,211,728	—		89,807,867
Finland	—	56,472,351	—		56,472,351
France	36,775	244,739,245	217		244,776,237
Germany	4,216,151	162,267,287	—		166,483,438
Hong Kong	—	40,326,297	12,364		40,338,661
Ireland	—	13,459,309	—		13,459,309
Israel	2,760,463	19,329,715	—		22,090,178
Italy	3,315,288	51,292,920	—		54,608,208
Japan	2,520,930	564,106,604	—		566,627,534
Netherlands	28,886,487	85,769,508	—		114,655,995
New Zealand	20,381	10,011,956	—		10,032,337
Norway	31,586	18,597,077	—		18,628,663
Portugal	—	5,757,056	—		5,757,056
Singapore	—	19,509,371	9,883		19,519,254
Spain	220,602	55,925,091	—		56,145,693
Sweden	433,323	97,621,553	—		98,054,876
Switzerland	32,649,263	201,348,627	—		233,997,890
United Kingdom	78,492,621	275,327,572	5,443		353,825,636
United States	482,833	484,080	—		966,913
Preferred Stocks
Germany	—	8,023,090	—		8,023,090
Rights/Warrants
Australia	—	250	—		250
Hong Kong	—	293	—		293
Securities Lending Collateral	—	166,260,982	—		166,260,982

TOTAL	$434,508,158	$2,368,782,111	$56,991	^	$2,803,347,260

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

32

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (93.2%)
AUSTRALIA — (6.1%)
Commonwealth Bank of Australia	53,609	$3,594,309	0.3%
National Australia Bank Ltd.	140,508	2,918,638	0.3%
Rio Tinto Ltd.	40,879	2,319,867	0.2%
Woodside Energy Group Ltd.	110,559	2,555,952	0.2%
Other Securities		62,082,041	5.5%

TOTAL AUSTRALIA		73,470,807	6.5%

AUSTRIA — (0.6%)
Other Securities		7,664,501	0.7%

BELGIUM — (1.1%)
Other Securities		12,873,695	1.1%

CANADA — (11.5%)
Bank of Montreal	50,865	4,683,649	0.4%
Bank of Nova Scotia	54,096	2,613,919	0.2%
Fairfax Financial Holdings Ltd.	5,126	2,517,529	0.2%
# National Bank of Canada	47,737	3,250,328	0.3%
Nutrien Ltd.	51,722	4,370,523	0.4%
Royal Bank of Canada	102,820	9,507,765	0.8%
# Sun Life Financial, Inc.	58,817	2,496,782	0.2%
# Toronto-Dominion Bank	56,477	3,613,963	0.3%
Other Securities		106,106,801	9.4%

TOTAL CANADA		139,161,259	12.2%

CHINA — (0.1%)
Other Securities		774,519	0.1%

DENMARK — (1.6%)
Other Securities		19,492,747	1.7%

FINLAND — (1.7%)
Other Securities		20,917,269	1.8%

FRANCE — (7.3%)
Airbus SE	24,597	2,661,487	0.2%
AXA SA	107,411	2,652,502	0.2%
# Carrefour SA	143,396	2,308,023	0.2%
LVMH Moet Hennessy Louis Vuitton SE	13,654	8,615,600	0.8%
Orange SA	453,437	4,320,308	0.4%
Vinci SA	47,193	4,343,500	0.4%
Other Securities		63,218,606	5.5%

TOTAL FRANCE		88,120,026	7.7%

GERMANY — (6.4%)
Allianz SE	14,333	2,578,570	0.2%
BASF SE	93,108	4,177,815	0.4%
Deutsche Post AG	92,225	3,260,134	0.3%
Deutsche Telekom AG	339,750	6,412,946	0.6%
E.ON SE	363,084	3,040,459	0.3%
Mercedes-Benz Group AG	88,978	5,150,185	0.5%

33

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$52,554,755	4.5%

TOTAL GERMANY		77,174,864	6.8%

HONG KONG — (2.1%)
AIA Group Ltd.	611,600	4,632,742	0.4%
Other Securities		20,953,017	1.9%

TOTAL HONG KONG		25,585,759	2.3%

IRELAND — (0.8%)
# CRH PLC, Sponsored ADR	128,060	4,637,053	0.4%
Other Securities		5,467,426	0.5%

TOTAL IRELAND		10,104,479	0.9%

ISRAEL — (1.2%)
Other Securities		14,350,625	1.3%

ITALY — (2.7%)
Stellantis NV	247,907	3,344,654	0.3%
UniCredit SpA	187,004	2,319,088	0.2%
Other Securities		27,619,693	2.4%

TOTAL ITALY		33,283,435	2.9%

JAPAN — (21.5%)
KDDI Corp.	103,300	3,053,235	0.3%
Mitsubishi UFJ Financial Group, Inc.	488,200	2,306,183	0.2%
SoftBank Group Corp.	76,100	3,266,684	0.3%
Sony Group Corp.	68,900	4,646,246	0.4%
Other Securities		247,599,513	21.7%

TOTAL JAPAN		260,871,861	22.9%

NETHERLANDS — (3.4%)
ASML Holding NV	16,394	7,744,802	0.7%
Koninklijke Ahold Delhaize NV	182,934	5,101,704	0.5%
Wolters Kluwer NV	24,527	2,606,203	0.2%
Other Securities		25,600,822	2.2%

TOTAL NETHERLANDS		41,053,531	3.6%

NEW ZEALAND — (0.4%)
Other Securities		4,859,060	0.4%

NORWAY — (1.0%)
Other Securities		12,263,833	1.1%

PORTUGAL — (0.4%)
Other Securities		4,643,024	0.4%

SINGAPORE — (1.2%)
Other Securities		14,157,818	1.2%

SPAIN — (2.7%)
# Banco Bilbao Vizcaya Argentaria SA	654,459	3,376,215	0.3%
Repsol SA	273,915	3,726,467	0.3%
Telefonica SA	948,346	3,269,133	0.3%

34

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$22,908,648	2.0%

TOTAL SPAIN		33,280,463	2.9%

SWEDEN — (3.0%)
Volvo AB, Class B	147,472	2,413,663	0.2%
Other Securities		33,913,000	3.0%

TOTAL SWEDEN		36,326,663	3.2%

SWITZERLAND — (5.9%)
ABB Ltd.	169,882	4,717,674	0.4%
Givaudan SA	801	2,392,538	0.2%
Sika AG	15,066	3,397,017	0.3%
Swisscom AG	5,450	2,691,151	0.3%
Zurich Insurance Group AG	8,538	3,638,673	0.3%
Other Securities		55,125,026	4.8%

TOTAL SWITZERLAND		71,962,079	6.3%

UNITED KINGDOM — (10.5%)
# HSBC Holdings PLC, Sponsored ADR	160,754	4,165,136	0.4%
Rio Tinto PLC	59,752	3,122,736	0.3%
# Rio Tinto PLC, Sponsored ADR	62,597	3,339,550	0.3%
SSE PLC	153,781	2,748,201	0.3%
# Unilever PLC, Sponsored ADR	101,675	4,627,229	0.4%
Other Securities		109,225,878	9.5%

TOTAL UNITED KINGDOM		127,228,730	11.2%

UNITED STATES — (0.0%)
Other Securities		572,146	0.1%

TOTAL COMMON STOCKS		1,130,193,193	99.3%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Volkswagen AG	19,283	2,468,250	0.2%
Other Securities		3,050,198	0.3%

TOTAL GERMANY		5,518,448	0.5%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		848	0.0%

HONG KONG — (0.0%)
Other Security		76	0.0%

TOTAL RIGHTS/WARRANTS		924	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,192,021,516)		1,135,712,565

35

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (6.3%)
@§ The DFA Short Term Investment Fund	6,624,251	$76,582,968	6.8%

TOTAL INVESTMENTS—(100.0%) (Cost $1,268,632,768)		$1,212,295,533	106.6%

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$860,564	$72,604,091	$6,152		$73,470,807
Austria	17,526	7,646,975	—		7,664,501
Belgium	176,508	12,697,187	—		12,873,695
Canada	138,838,566	322,693	—		139,161,259
China	131,642	642,877	—		774,519
Denmark	—	19,492,747	—		19,492,747
Finland	545,934	20,371,335	—		20,917,269
France	5,317	88,113,628	1,081		88,120,026
Germany	1,758,907	75,415,957	—		77,174,864
Hong Kong	—	25,564,881	20,878		25,585,759
Ireland	4,637,053	5,467,426	—		10,104,479
Israel	361,738	13,988,887	—		14,350,625
Italy	328,889	32,954,546	—		33,283,435
Japan	587,182	260,284,679	—		260,871,861
Netherlands	8,711,162	32,342,369	—		41,053,531
New Zealand	—	4,859,060	—		4,859,060
Norway	31,984	12,231,849	—		12,263,833
Portugal	—	4,643,024	—		4,643,024
Singapore	—	14,148,174	9,644		14,157,818
Spain	412,886	32,867,577	—		33,280,463
Sweden	91,721	36,234,942	—		36,326,663
Switzerland	6,456,399	65,505,680	—		71,962,079
United Kingdom	18,883,691	108,335,810	9,229		127,228,730
United States	295,157	276,989	—		572,146
Preferred Stocks
Germany	—	5,518,448	—		5,518,448
Rights/Warrants
Australia	—	848	—		848
Hong Kong	—	76	—		76
Securities Lending Collateral	—	76,582,968	—		76,582,968

TOTAL	$183,132,826	$1,029,115,723	$46,984	^	$1,212,295,533

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

36

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (96.1%)
	BRAZIL — (5.0%)
	B3 SA - Brasil Bolsa Balcao	670,453	$1,952,108	0.3%
	Other Securities		39,019,869	4.8%

	TOTAL BRAZIL		40,971,977	5.1%

	CHILE — (0.6%)
	Other Securities		4,578,620	0.6%

	CHINA — (25.7%)
*	Alibaba Group Holding Ltd.	430,400	3,346,320	0.4%
*	Alibaba Group Holding Ltd., Sponsored ADR	74,385	4,729,398	0.6%
	Bank of China Ltd., Class H	12,369,000	3,983,772	0.5%
	China Construction Bank Corp., Class H	13,357,000	7,088,403	0.9%
	China Resources Land Ltd.	884,000	2,765,844	0.4%
	Industrial & Commercial Bank of China Ltd., Class H	10,547,000	4,579,142	0.6%
	Kweichow Moutai Co. Ltd., Class A	10,700	1,983,287	0.3%
	Lenovo Group Ltd.	4,002,000	3,198,429	0.4%
	Li Ning Co. Ltd.	614,000	3,176,172	0.4%
*Ω	Meituan, Class B	228,200	3,653,604	0.5%
	PICC Property & Casualty Co. Ltd., Class H	2,005,000	1,849,234	0.3%
	Ping An Insurance Group Co. of China Ltd., Class H	1,134,000	4,539,845	0.6%
	Tencent Holdings Ltd.	639,900	16,814,507	2.1%
#*Ω	Xiaomi Corp., Class B	2,584,200	2,902,244	0.4%
	Other Securities		146,626,352	18.1%

	TOTAL CHINA		211,236,553	26.5%

	COLOMBIA — (0.1%)
	Other Securities		818,995	0.1%

	CZECH REPUBLIC — (0.0%)
	Other Security		187,537	0.0%

	EGYPT — (0.0%)
	Other Security		216,599	0.0%

	GREECE — (0.4%)
	Other Securities		2,968,845	0.4%

	HONG KONG — (0.0%)
	Other Securities		84,254	0.0%

	HUNGARY — (0.1%)
	Other Securities		947,186	0.1%

	INDIA — (18.3%)
	Asian Paints Ltd.	70,718	2,664,868	0.4%
	Bajaj Finance Ltd.	25,221	2,180,683	0.3%
	HCL Technologies Ltd.	145,579	1,828,239	0.2%
	HDFC Bank Ltd.	117,481	2,130,958	0.3%
	Hindustan Unilever Ltd.	77,554	2,399,848	0.3%
	Housing Development Finance Corp. Ltd.	166,550	4,980,042	0.6%
#	ICICI Bank Ltd., Sponsored ADR	162,708	3,586,084	0.5%
	Infosys Ltd.	326,432	6,090,390	0.8%
#	Infosys Ltd., Sponsored ADR	265,121	4,965,716	0.6%

37

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
Mahindra & Mahindra Ltd.	133,018	$2,173,083	0.3%
Tata Consultancy Services Ltd.	130,053	4,998,738	0.6%
* Tata Motors Ltd.	437,709	2,188,354	0.3%
Titan Co. Ltd.	64,956	2,170,202	0.3%
UPL Ltd.	259,656	2,297,929	0.3%
Other Securities		105,720,432	13.1%

TOTAL INDIA		150,375,566	18.9%

INDONESIA — (1.4%)
Other Securities		11,501,986	1.4%

MALAYSIA — (1.2%)
Other Securities		10,074,401	1.3%

MEXICO — (2.4%)
Grupo Financiero Banorte SAB de CV, Class O	346,626	2,821,749	0.4%
Wal-Mart de Mexico SAB de CV	634,279	2,450,296	0.3%
Other Securities		14,623,130	1.8%

TOTAL MEXICO		19,895,175	2.5%

PERU — (0.1%)
Other Securities		854,884	0.1%

PHILIPPINES — (0.5%)
Other Securities		4,003,815	0.5%

POLAND — (0.6%)
Other Securities		4,726,680	0.6%

QATAR — (1.1%)
Qatar National Bank QPSC	462,442	2,532,169	0.3%
Other Securities		6,767,424	0.9%

TOTAL QATAR		9,299,593	1.2%

SAUDI ARABIA — (4.0%)
* Al Rajhi Bank	183,940	4,170,999	0.5%
Saudi National Bank	133,552	2,110,820	0.3%
Saudi Telecom Co.	197,840	2,125,552	0.3%
Other Securities		24,761,112	3.1%

TOTAL SAUDI ARABIA		33,168,483	4.2%

SOUTH AFRICA — (2.6%)
Other Securities		20,949,792	2.6%

SOUTH KOREA — (12.8%)
KB Financial Group, Inc.	59,651	2,007,200	0.3%
LG Electronics, Inc.	34,973	1,997,666	0.3%
Samsung Electronics Co. Ltd.	343,746	14,306,648	1.8%
Samsung Electronics Co. Ltd., GDR	2,910	3,005,443	0.4%
Samsung Electronics Co. Ltd., GDR	4,343	4,488,491	0.6%
Samsung Fire & Marine Insurance Co. Ltd.	13,310	1,866,719	0.3%
# SK Hynix, Inc.	40,960	2,371,236	0.3%
#* SK Innovation Co. Ltd.	17,468	2,115,230	0.3%

38

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$73,287,197	8.9%

TOTAL SOUTH KOREA		105,445,830	13.2%

TAIWAN — (14.9%)
# ASE Technology Holding Co. Ltd.	890,000	2,197,543	0.3%
Hon Hai Precision Industry Co. Ltd.	1,069,600	3,397,131	0.4%
MediaTek, Inc.	166,000	3,025,880	0.4%
# Taiwan Semiconductor Manufacturing Co. Ltd.	1,104,000	13,272,512	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	100,238	6,169,649	0.8%
Other Securities		94,672,578	11.8%

TOTAL TAIWAN		122,735,293	15.4%

THAILAND — (2.2%)
Other Securities		18,202,833	2.3%

TURKEY — (0.6%)
Other Securities		4,437,639	0.6%

UNITED ARAB EMIRATES — (1.5%)
Emirates Telecommunications Group Co. PJSC	361,991	2,544,094	0.3%
Other Securities		9,970,657	1.3%

TOTAL UNITED ARAB EMIRATES		12,514,751	1.6%

UNITED STATES — (0.0%)
Other Security		95,456	0.0%

TOTAL COMMON STOCKS.		790,292,743	99.2%

PREFERRED STOCKS — (1.1%)
BRAZIL — (1.0%)
Itau Unibanco Holding SA	493,318	2,903,275	0.4%
Other Securities		5,196,062	0.6%

TOTAL BRAZIL		8,099,337	1.0%

CHILE — (0.1%)
Other Securities		762,884	0.1%

COLOMBIA — (0.0%)
Other Securities		180,000	0.1%

PHILIPPINES — (0.0%)
Other Security		2,059	0.0%

TAIWAN — (0.0%)
Other Security		15,478	0.0%

THAILAND — (0.0%)
Other Security		50,292	0.0%

TOTAL PREFERRED STOCKS		9,110,050	1.2%

39

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		$4,971	0.0%

INDIA — (0.0%)
Other Security		8,452	0.0%

INDONESIA — (0.0%)
Other Security		318	0.0%

MALAYSIA — (0.0%)
Other Security		5,450	0.0%

SAUDI ARABIA — (0.0%)
Other Security		14,300	0.0%

SOUTH KOREA — (0.0%)
Other Securities		4,985	0.0%

TAIWAN — (0.0%)
Other Securities		9,766	0.0%

TOTAL RIGHTS/WARRANTS		48,242	0.0%

TOTAL INVESTMENT SECURITIES (Cost $941,950,308)		799,451,035

		Value†
SECURITIES LENDING COLLATERAL — (2.8%)
@§ The DFA Short Term Investment Fund	1,955,650	22,609,268	2.8%

TOTAL INVESTMENTS—(100.0%) (Cost $964,569,004)		$822,060,303	103.2%

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$40,783,029	$188,948	—	$40,971,977
Chile	1,450,490	3,128,130	—	4,578,620
China	17,045,744	193,807,161	$383,648	211,236,553
Colombia	778,997	39,998	—	818,995
Czech Republic	—	187,537	—	187,537
Egypt	216,599	—	—	216,599
Greece	24,708	2,944,137	—	2,968,845
Hong Kong	—	84,254	—	84,254
Hungary	—	947,186	—	947,186
India	9,006,741	141,368,825	—	150,375,566
Indonesia	314,310	11,175,281	12,395	11,501,986
Malaysia	—	10,074,401	—	10,074,401
Mexico	19,826,237	68,938	—	19,895,175
Peru	854,884	—	—	854,884
Philippines	—	4,003,815	—	4,003,815
Poland	—	4,726,680	—	4,726,680
Qatar	—	9,299,593	—	9,299,593

40

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Saudi Arabia	$42,254	$33,126,229	—		$33,168,483
South Africa	2,919,138	18,030,654	—		20,949,792
South Korea	4,666,244	100,700,507	$79,079		105,445,830
Taiwan	6,254,586	116,468,992	11,715		122,735,293
Thailand	17,575,566	627,267	—		18,202,833
Turkey	—	4,437,639	—		4,437,639
United Arab Emirates	—	12,514,751	—		12,514,751
United States	—	95,456	—		95,456
Preferred Stocks
Brazil	8,086,274	13,063	—		8,099,337
Chile	—	762,884	—		762,884
Colombia	180,000	—	—		180,000
Philippines	—	2,059	—		2,059
Taiwan	—	15,478	—		15,478
Thailand	50,292	—	—		50,292
Rights/Warrants
Brazil	—	4,971	—		4,971
India	—	8,452	—		8,452
Indonesia	—	318	—		318
Malaysia	—	5,450	—		5,450
Saudi Arabia	—	14,300	—		14,300
South Korea	—	4,985	—		4,985
Taiwan	—	9,766	—		9,766
Securities Lending Collateral	—	22,609,268	—		22,609,268

TOTAL	$130,076,093	$691,497,373	$486,837	^	$822,060,303

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

41

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (96.8%)
	BRAZIL — (3.9%)
	Other Securities		$50,315,273	4.0%

	CHILE — (0.6%)
	Other Securities		7,669,516	0.6%

	CHINA — (23.8%)
*	Alibaba Group Holding Ltd.	793,800	6,171,721	0.5%
*	Alibaba Group Holding Ltd., Sponsored ADR	138,799	8,824,840	0.7%
	Bank of China Ltd., Class H	17,477,356	5,629,057	0.5%
	China Construction Bank Corp., Class H	22,487,990	11,934,112	1.0%
	China Merchants Bank Co. Ltd., Class H	1,075,598	3,521,400	0.3%
	China Resources Land Ltd.	1,004,222	3,141,993	0.3%
	CSPC Pharmaceutical Group Ltd.	3,436,640	3,529,984	0.3%
	Industrial & Commercial Bank of China Ltd., Class H	13,271,017	5,761,816	0.5%
	Ping An Insurance Group Co. of China Ltd., Class H	1,496,000	5,989,072	0.5%
	Tencent Holdings Ltd.	1,048,000	27,538,058	2.2%
	Yum China Holdings, Inc.	82,357	3,405,462	0.3%
	Other Securities		222,367,070	17.3%

	TOTAL CHINA		307,814,585	24.4%

	COLOMBIA — (0.1%)
	Other Securities		1,362,967	0.1%

	CZECH REPUBLIC — (0.1%)
	Other Securities		695,963	0.1%

	EGYPT — (0.0%)
	Other Securities		438,709	0.0%

	GREECE — (0.3%)
	Other Securities		4,051,986	0.3%

	HONG KONG — (0.0%)
	Other Securities		120,422	0.0%

	HUNGARY — (0.1%)
	Other Securities		1,443,619	0.1%

	INDIA — (17.2%)
	Axis Bank Ltd.	545,735	5,984,790	0.5%
	Bajaj Finance Ltd.	32,141	2,779,007	0.2%
	Bharti Airtel Ltd.	517,353	5,202,910	0.4%
	HCL Technologies Ltd.	211,250	2,652,959	0.2%
	HDFC Bank Ltd.	363,410	6,591,800	0.5%
	Housing Development Finance Corp. Ltd.	159,630	4,773,126	0.4%
	ICICI Bank Ltd.	331,769	3,648,122	0.3%
#	ICICI Bank Ltd., Sponsored ADR	184,237	4,060,595	0.3%
	Infosys Ltd.	580,213	10,825,296	0.9%
#	Infosys Ltd., Sponsored ADR	168,060	3,147,764	0.3%
	Mahindra & Mahindra Ltd.	187,005	3,055,056	0.3%
Ω	Reliance Industries Ltd., GDR	137,590	8,399,870	0.7%
	Tata Consultancy Services Ltd.	149,712	5,754,366	0.5%
*	Tata Motors Ltd.	532,412	2,661,828	0.2%

42

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
Other Securities		$152,821,307	12.0%

TOTAL INDIA		222,358,796	17.7%

INDONESIA — (1.9%)
Bank Central Asia Tbk PT	6,222,500	3,517,438	0.3%
Bank Mandiri Persero Tbk PT	3,759,044	2,539,434	0.2%
Other Securities		19,076,189	1.5%

TOTAL INDONESIA		25,133,061	2.0%

MALAYSIA — (1.5%)
Other Securities		19,978,206	1.6%

MEXICO — (2.5%)
America Movil SAB de CV	3,334,665	3,147,339	0.3%
Grupo Financiero Banorte SAB de CV, Class O	430,008	3,500,526	0.3%
Other Securities		26,291,461	2.0%

TOTAL MEXICO		32,939,326	2.6%

PERU — (0.1%)
Other Securities		837,784	0.1%

PHILIPPINES — (0.8%)
Other Securities		10,172,078	0.8%

POLAND — (0.7%)
Other Securities		8,999,011	0.7%

QATAR — (1.2%)
Qatar National Bank QPSC	802,513	4,394,278	0.4%
Other Securities		11,359,319	0.9%

TOTAL QATAR		15,753,597	1.3%

SAUDI ARABIA — (4.3%)
* Al Rajhi Bank	209,084	4,741,161	0.4%
SABIC Agri-Nutrients Co.	60,184	2,542,887	0.2%
* Saudi Arabian Mining Co.	202,814	4,514,279	0.4%
Saudi Basic Industries Corp.	203,318	4,774,011	0.4%
Saudi Telecom Co.	336,325	3,613,407	0.3%
Other Securities		34,854,239	2.7%

TOTAL SAUDI ARABIA		55,039,984	4.4%

SOUTH AFRICA — (3.5%)
MTN Group Ltd.	504,158	3,563,113	0.3%
Other Securities		42,297,344	3.3%

TOTAL SOUTH AFRICA		45,860,457	3.6%

SOUTH KOREA — (12.2%)
Hyundai Motor Co.	24,881	2,867,248	0.3%
Kia Corp.	53,441	2,483,445	0.2%
Samsung Electronics Co. Ltd.	746,962	31,088,427	2.5%
Samsung Electronics Co. Ltd., GDR	12,976	13,401,590	1.1%
Shinhan Financial Group Co. Ltd.	98,685	2,508,241	0.2%
SK Hynix, Inc.	147,658	8,548,144	0.7%

43

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$96,285,678	7.5%

TOTAL SOUTH KOREA		157,182,773	12.5%

TAIWAN — (17.5%)
CTBC Financial Holding Co. Ltd.	4,209,612	2,659,367	0.2%
Hon Hai Precision Industry Co. Ltd.	1,527,599	4,851,771	0.4%
# MediaTek, Inc.	279,360	5,092,228	0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,135,214	25,669,976	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	335,993	20,680,369	1.7%
# United Microelectronics Corp.	2,723,081	3,274,399	0.3%
Other Securities		163,485,392	12.8%

TOTAL TAIWAN		225,713,502	17.9%

THAILAND — (2.3%)
Other Securities		29,155,446	2.3%

TURKEY — (0.8%)
Other Securities		10,483,933	0.8%

UNITED ARAB EMIRATES — (1.4%)
Emirates Telecommunications Group Co. PJSC	533,241	3,747,648	0.3%
Other Securities		14,950,581	1.2%

TOTAL UNITED ARAB EMIRATES		18,698,229	1.5%

UNITED STATES — (0.0%)
Other Security		358,377	0.0%

TOTAL COMMON STOCKS		1,252,577,600	99.4%

PREFERRED STOCKS — (1.0%)
BRAZIL — (0.9%)
Itau Unibanco Holding SA	663,719	3,906,119	0.3%
Other Securities		7,675,684	0.7%

TOTAL BRAZIL		11,581,803	1.0%

CHILE — (0.0%)
Other Securities		184,330	0.0%

COLOMBIA — (0.1%)
Other Securities		206,143	0.0%

PHILIPPINES — (0.0%)
Other Security		46,806	0.0%

TAIWAN — (0.0%)
Other Security		63,310	0.0%

THAILAND — (0.0%)
Other Security		91,747	0.0%

TOTAL PREFERRED STOCKS		12,174,139	1.0%

44

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		$4,089	0.0%

INDIA — (0.0%)
Other Security		13,008	0.0%

INDONESIA — (0.0%)
Other Security		520	0.0%

MALAYSIA — (0.0%)
Other Security		8,146	0.0%

SAUDI ARABIA — (0.0%)
Other Security		18,731	0.0%

SOUTH KOREA — (0.0%)
Other Securities		8,221	0.0%

TAIWAN — (0.0%)
Other Securities		13,540	0.0%

THAILAND — (0.0%)
Other Securities		1,434	0.0%

TOTAL RIGHTS/WARRANTS		67,689	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,256,717,353)		1,264,819,428

		Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	2,480,276	28,674,474	2.3%

TOTAL INVESTMENTS—(100.0%) (Cost $1,285,402,024)		$1,293,493,902	102.7%

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$49,957,907	$357,366	—	$50,315,273
Chile	2,699,474	4,970,042	—	7,669,516
China	25,458,479	281,408,281	$947,825	307,814,585
Colombia	1,244,718	118,249	—	1,362,967
Czech Republic	—	695,963	—	695,963
Egypt	11,390	427,319	—	438,709
Greece	37,470	4,004,041	10,475	4,051,986
Hong Kong	—	120,422	—	120,422
Hungary	—	1,443,619	—	1,443,619
India	16,239,517	206,118,616	663	222,358,796
Indonesia	1,449,291	23,640,905	42,865	25,133,061
Malaysia	—	19,978,206	—	19,978,206
Mexico	32,324,662	614,313	351	32,939,326
Peru	837,731	—	53	837,784

45

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Philippines	$221,536	$9,950,542	—		$10,172,078
Poland	—	8,999,011	—		8,999,011
Qatar	—	15,753,597	—		15,753,597
Saudi Arabia	80,642	54,959,342	—		55,039,984
South Africa	4,119,400	41,741,057	—		45,860,457
South Korea	2,444,681	154,618,473	$119,619		157,182,773
Taiwan	21,971,510	203,709,557	32,435		225,713,502
Thailand	28,158,898	996,113	435		29,155,446
Turkey	—	10,483,933	—		10,483,933
United Arab Emirates	—	18,698,229	—		18,698,229
United States	—	358,377	—		358,377
Preferred Stocks
Brazil	11,554,953	26,850	—		11,581,803
Chile	—	184,330	—		184,330
Colombia	206,143	—	—		206,143
Philippines	—	46,806	—		46,806
Taiwan	—	63,310	—		63,310
Thailand	91,747	—	—		91,747
Rights/Warrants
Brazil	—	4,089	—		4,089
India	—	13,008	—		13,008
Indonesia	—	520	—		520
Malaysia	—	8,146	—		8,146
Saudi Arabia	—	18,731	—		18,731
South Korea	—	8,221	—		8,221
Taiwan	—	13,540	—		13,540
Thailand	—	1,434	—		1,434
Securities Lending Collateral	—	28,674,474	—		28,674,474

TOTAL	$199,110,149	$1,093,229,032	$1,154,721	^	$1,293,493,902

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

46

GLOBAL SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Social Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	1,230,049	$24,527,185
Investment in International Social Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	976,232	10,894,748
Investment in Emerging Markets Social Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	380,852	4,326,479

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $42,463,071)		$39,748,412

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$39,748,412	—	—	$39,748,412

TOTAL	$39,748,412	—	—	$39,748,412

See accompanying Notes to Financial Statements.

47

DFA SOCIAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Face Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (14.7%)
Federal Home Loan Bank
	2.750%, 12/13/24	1,700	$1,634,934
	3.125%, 09/12/25	1,000	960,151
	5.750%, 06/12/26	200	208,032
	3.000%, 09/11/26	1,200	1,135,341
	3.000%, 03/10/28	2,500	2,320,406
	3.250%, 06/09/28	3,190	2,998,449
	3.250%, 11/16/28	7,100	6,695,712
	2.125%, 09/14/29	945	820,683
	2.125%, 12/14/29	1,000	858,375
	5.500%, 07/15/36	3,295	3,486,398
Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29	2,500	2,847,216
	6.750%, 03/15/31	3,815	4,394,969
#	6.250%, 07/15/32	4,239	4,791,000
Federal National Mortgage Association
	2.125%, 04/24/26	3,800	3,518,269
	1.875%, 09/24/26	6,000	5,460,732
#	0.750%, 10/08/27	1,750	1,473,799
	6.250%, 05/15/29	4,330	4,782,788
	7.125%, 01/15/30	3,583	4,176,469
	7.250%, 05/15/30	3,316	3,911,284
	0.875%, 08/05/30	10,700	8,213,353
	6.625%, 11/15/30	4,400	5,029,620

TOTAL AGENCY OBLIGATIONS			69,717,980

BONDS — (57.0%)
3M Co.
	2.875%, 10/15/27	850	766,773
	2.375%, 08/26/29	1,000	823,353
7-Eleven, Inc.
Ω	1.800%, 02/10/31	220	162,362
Ω	2.500%, 02/10/41	1,050	638,289
Activision Blizzard, Inc.
	3.400%, 06/15/27	100	92,640
	1.350%, 09/15/30	2,500	1,896,211
Advance Auto Parts, Inc.
	3.500%, 03/15/32	270	212,828
Aetna, Inc.
	3.500%, 11/15/24	50	48,291
Affiliated Managers Group, Inc.
	3.500%, 08/01/25	150	142,677
	3.300%, 06/15/30	800	651,717
Ahold Finance USA LLC
	6.875%, 05/01/29	40	41,404
Airbus SE
Ω	3.150%, 04/10/27	200	182,941

		Face Amount^	Value†
		(000)
Aker BP ASA
Ω	3.750%, 01/15/30	1,400	$1,190,700
Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27	400	358,093
Ω	3.439%, 05/13/41	1,150	767,037
Alphabet, Inc.
	1.100%, 08/15/30	4,000	3,071,876
Amazon.com, Inc.
	3.150%, 08/22/27	600	555,123
	1.500%, 06/03/30	4,500	3,512,885
	2.100%, 05/12/31	1,000	800,590
#	4.800%, 12/05/34	1,500	1,459,216
Amcor Flexibles North America, Inc.
	2.630%, 06/19/30	125	97,777
American Express Co.
	3.300%, 05/03/27	700	634,084
American Honda Finance Corp.
#	2.300%, 09/09/26	750	670,252
	1.800%, 01/13/31	500	382,646
American International Group, Inc.
	3.900%, 04/01/26	100	95,275
American Tower Corp.
	2.300%, 09/15/31	500	372,230
	4.050%, 03/15/32	625	534,436
American Water Capital Corp.
	2.950%, 09/01/27	100	90,056
Ameriprise Financial, Inc.
	4.000%, 10/15/23	30	29,673
#	3.700%, 10/15/24	400	388,186
	2.875%, 09/15/26	500	458,906
	4.500%, 05/13/32	200	185,189
AmerisourceBergen Corp.
	3.450%, 12/15/27	200	182,343
Analog Devices, Inc.
	3.450%, 06/15/27	150	139,388
ANZ New Zealand International Ltd.
Ω	3.450%, 07/17/27	500	454,646
Aon Corp.
	3.750%, 05/02/29	1,000	890,418
Aon Global Ltd.
	3.500%, 06/14/24	275	267,334
Apple, Inc.
	3.250%, 02/23/26	250	238,395
#	2.450%, 08/04/26	295	271,555
	1.650%, 02/08/31	500	391,544
Applied Materials, Inc.
	3.300%, 04/01/27	300	281,573
Arrow Electronics, Inc.
	3.875%, 01/12/28	400	355,836

48

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		1,000	$717,242
	AT&T, Inc.
	2.750%, 06/01/31		1,025	820,048
	2.550%, 12/01/33		228	168,024
	Australia & New Zealand Banking Group Ltd.
	3.700%, 11/16/25		250	240,012
	Autodesk, Inc.
	3.500%, 06/15/27		845	776,813
	Automatic Data Processing, Inc.
	1.250%, 09/01/30		3,300	2,519,907
	AutoNation, Inc.
	3.850%, 03/01/32		1,542	1,200,370
	AutoZone, Inc.
	3.125%, 04/21/26		450	418,858
	AvalonBay Communities, Inc.
#	2.050%, 01/15/32		1,300	987,826
	Avnet, Inc.
	4.625%, 04/15/26		250	237,078
	3.000%, 05/15/31		1,500	1,115,652
	5.500%, 06/01/32		120	107,194
	AXIS Specialty Finance PLC
	4.000%, 12/06/27		728	666,957
	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27		600	537,631
	Banco Santander SA
	3.800%, 02/23/28		200	170,141
	Bank of America Corp.
	3.300%, 01/11/23		150	149,694
#	4.000%, 04/01/24		136	134,023
	5.875%, 02/07/42		1,925	1,845,648
	Bank of Montreal
#	1.850%, 05/01/25		2,000	1,837,543
	2.750%, 06/15/27	EUR	100	92,589
	Bank of New York Mellon Corp.
	3.650%, 02/04/24		300	294,880
	1.600%, 04/24/25		850	778,324
#	2.800%, 05/04/26		500	462,807
	Bank of Nova Scotia
	2.150%, 08/01/31		3,000	2,223,637
	2.450%, 02/02/32		275	205,949
	Banque Federative du Credit Mutuel SA
	1.000%, 07/16/26	GBP	700	688,468
	Barclays PLC
	4.375%, 01/12/26		500	464,179
	Barrick North America Finance LLC
	5.700%, 05/30/41		500	469,330
	Best Buy Co., Inc.
	4.450%, 10/01/28		300	278,200

			Face Amount^	Value†
			(000)
	1.950%, 10/01/30		800	$595,420
BlackRock, Inc.
#	3.250%, 04/30/29		2,000	1,784,085
	2.400%, 04/30/30		1,000	819,094
	1.900%, 01/28/31		1,000	771,099
BMW U.S. Capital LLC
	1.000%, 04/20/27	EUR	200	180,056
Boardwalk Pipelines LP
	3.600%, 09/01/32		1,050	832,267
Booking Holdings, Inc.
	3.600%, 06/01/26		635	599,566
	1.800%, 03/03/27	EUR	100	90,711
	4.625%, 04/13/30		1,000	940,966
Boston Properties LP
	2.550%, 04/01/32		404	290,510
BPCE SA
	4.000%, 04/15/24		500	486,542
	0.010%, 01/14/27	EUR	300	254,055
Brighthouse Financial, Inc.
#	5.625%, 05/15/30		1,500	1,395,391
British Telecommunications PLC
	5.125%, 12/04/28		500	458,322
Ω	3.250%, 11/08/29		1,000	799,574
Broadcom, Inc.
	4.150%, 11/15/30		322	276,943
	4.300%, 11/15/32		500	420,455
Ω	3.419%, 04/15/33		767	582,808
Ω	3.469%, 04/15/34		345	258,235
Ω	3.137%, 11/15/35		483	335,045
Ω	3.187%, 11/15/36		41	27,965
Ω	4.926%, 05/15/37		436	359,487
Ω	3.500%, 02/15/41		1,400	922,672
Brown & Brown, Inc.
	4.200%, 09/15/24		240	233,635
Bunge Ltd. Finance Corp.
	3.750%, 09/25/27		965	882,729
Campbell Soup Co.
	4.150%, 03/15/28		86	80,666
Canadian Pacific Railway Co.
	2.900%, 02/01/25		50	47,496
Capital One Financial Corp.
	3.750%, 04/24/24		50	48,643
	3.750%, 03/09/27		700	638,180
	3.800%, 01/31/28		700	625,447
Carrier Global Corp.
	3.377%, 04/05/40		1,000	713,855
Charles Schwab Corp.
	3.625%, 04/01/25		30	29,079
	3.200%, 03/02/27		700	643,050
	2.900%, 03/03/32		600	487,106
Choice Hotels International, Inc.
	3.700%, 12/01/29		1,500	1,256,610
Chubb INA Holdings, Inc.
	3.350%, 05/15/24		50	48,658

49

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	Cigna Corp.
	3.500%, 06/15/24		250	$243,458
	3.250%, 04/15/25		350	333,750
	3.400%, 03/01/27		56	51,461
	2.400%, 03/15/30		500	406,996
	2.375%, 03/15/31		400	317,123
#	4.800%, 08/15/38		2,000	1,762,369
	3.200%, 03/15/40		300	213,375
	Cincinnati Financial Corp.
	6.920%, 05/15/28		600	626,097
	Citigroup, Inc.
	3.875%, 10/25/23		380	375,258
	2.125%, 09/10/26	EUR	100	91,002
	8.125%, 07/15/39		1,500	1,730,107
	5.875%, 01/30/42		400	373,769
	Citizens Bank NA
#	3.750%, 02/18/26		2,000	1,872,960
	Clorox Co.
	3.900%, 05/15/28		750	698,447
	CME Group, Inc.
#	3.750%, 06/15/28		600	561,766
	CNA Financial Corp.
	3.950%, 05/15/24		300	292,818
	4.500%, 03/01/26		280	270,079
	CNO Financial Group, Inc.
	5.250%, 05/30/29		700	639,796
	Coca-Cola Co.
	1.875%, 09/22/26	EUR	200	188,283
	2.900%, 05/25/27		400	369,000
	Comcast Corp.
	3.375%, 08/15/25		500	477,992
	3.150%, 03/01/26		200	187,860
	4.250%, 01/15/33		500	451,311
	7.050%, 03/15/33		400	434,842
	3.750%, 04/01/40		2,050	1,578,801
	Comerica, Inc.
	4.000%, 02/01/29		500	456,069
	Commonwealth Bank of Australia
#Ω	3.150%, 09/19/27		100	90,688
	Conagra Brands, Inc.
#	4.850%, 11/01/28		1,000	946,173
	5.300%, 11/01/38		300	261,652
	Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24		300	287,634
	5.300%, 03/01/35		350	326,524
	4.200%, 03/15/42		600	468,333
	Constellation Energy Generation LLC
	3.250%, 06/01/25		600	568,897
	Cooperatieve Rabobank UA
	3.375%, 05/21/25		1,500	1,433,475
	Corporate Office Properties LP
	2.900%, 12/01/33		300	202,188

		Face Amount^	Value†
		(000)
	Costco Wholesale Corp.
	1.600%, 04/20/30	3,000	$2,394,487
#	1.750%, 04/20/32	600	460,382
	Cox Communications, Inc.
Ω	8.375%, 03/01/39	1,500	1,736,648
	Credit Suisse AG
	3.625%, 09/09/24	500	464,673
	CRH America Finance, Inc.
Ω	3.950%, 04/04/28	200	183,130
	Crown Castle, Inc.
	2.900%, 04/01/41	550	348,872
	CVS Health Corp.
	2.700%, 08/21/40	400	258,356
	Deere & Co.
	5.375%, 10/16/29	80	81,252
#	3.900%, 06/09/42	1,000	828,740
	Devon Energy Corp.
	5.600%, 07/15/41	200	182,687
	Dick’s Sporting Goods, Inc.
	3.150%, 01/15/32	300	227,712
	Discover Bank
	4.650%, 09/13/28	1,400	1,249,083
	Discovery Communications LLC
	3.900%, 11/15/24	150	143,913
	4.900%, 03/11/26	200	189,791
	Dollar General Corp.
#	4.150%, 11/01/25	500	481,771
	Dollar Tree, Inc.
	4.200%, 05/15/28	400	372,088
	Eaton Corp.
#	3.103%, 09/15/27	400	363,347
	4.000%, 11/02/32	900	796,722
	Eaton Vance Corp.
	3.500%, 04/06/27	1,500	1,370,962
	Ecolab, Inc.
	2.700%, 11/01/26	500	457,878
	Electronic Arts, Inc.
	4.800%, 03/01/26	164	162,636
	Elevance Health, Inc.
	3.500%, 08/15/24	150	145,559
	3.650%, 12/01/27	1,100	1,015,187
	4.101%, 03/01/28	400	374,780
	2.250%, 05/15/30	500	401,496
	Enbridge Energy Partners LP
	5.500%, 09/15/40	650	578,684
	Enbridge, Inc.
	3.500%, 06/10/24	300	290,750
	3.700%, 07/15/27	500	458,564
	Enel Finance International NV
Ω	3.500%, 04/06/28	200	166,294
Ω	6.000%, 10/07/39	1,750	1,425,715
	Enterprise Products Operating LLC
	3.900%, 02/15/24	100	98,075

50

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
	6.125%, 10/15/39	200	$192,618
	Equinix, Inc.
	2.150%, 07/15/30	300	228,375
	2.500%, 05/15/31	500	380,743
	Equinor ASA
	2.650%, 01/15/24	100	97,269
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	200	192,804
	Exelon Corp.
	3.400%, 04/15/26	200	186,598
	Expedia Group, Inc.
	3.250%, 02/15/30	2,000	1,611,835
	Extra Space Storage LP
	2.350%, 03/15/32	900	651,289
	FedEx Corp.
	4.900%, 01/15/34	672	611,683
	3.250%, 05/15/41	250	165,806
	Fidelity National Financial, Inc.
	3.400%, 06/15/30	700	561,523
	Fifth Third Bancorp
	3.950%, 03/14/28	500	457,874
	First American Financial Corp.
	2.400%, 08/15/31	350	244,039
	Flex Ltd.
	4.875%, 06/15/29	700	625,805
	Flowserve Corp.
	2.800%, 01/15/32	900	644,994
	FMR LLC
Ω	4.950%, 02/01/33	250	228,242
	Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29	2,000	1,640,209
	Franklin Resources, Inc.
	1.600%, 10/30/30	3,300	2,425,163
	GATX Corp.
	3.250%, 09/15/26	400	361,155
	3.500%, 06/01/32	850	675,233
	General Mills, Inc.
	4.200%, 04/17/28	400	378,118
	General Motors Financial Co., Inc.
	5.250%, 03/01/26	130	125,970
	Georgia-Pacific LLC
	7.750%, 11/15/29	40	44,369
	Global Payments, Inc.
#	4.800%, 04/01/26	530	508,939
	4.450%, 06/01/28	1,107	1,006,275
	Goldman Sachs Group, Inc.
	4.000%, 03/03/24	2,000	1,963,388
	3.750%, 02/25/26	1,150	1,080,519
	Halliburton Co.
	6.700%, 09/15/38	400	401,549
	Harley-Davidson, Inc.
#	3.500%, 07/28/25	585	548,448

		Face Amount^	Value†
		(000)
	Hasbro, Inc.
	3.500%, 09/15/27	100	$89,776
	6.350%, 03/15/40	1,900	1,737,726
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30	1,000	779,342
	Honeywell International, Inc.
	2.500%, 11/01/26	700	639,605
	HP, Inc.
	3.400%, 06/17/30	2,000	1,626,224
	6.000%, 09/15/41	500	443,055
	HSBC Holdings PLC
	4.300%, 03/08/26	200	188,207
	6.100%, 01/14/42	1,000	927,918
	Huntington Bancshares, Inc.
	2.550%, 02/04/30	500	396,870
	Illinois Tool Works, Inc.
	3.500%, 03/01/24	100	98,271
	4.875%, 09/15/41	2,000	1,819,410
	ING Groep NV
	3.550%, 04/09/24	500	485,450
	4.050%, 04/09/29	700	608,646
	Intel Corp.
#	3.150%, 05/11/27	500	461,803
	4.600%, 03/25/40	300	252,703
	2.800%, 08/12/41	2,300	1,474,966
	Intercontinental Exchange, Inc.
	2.650%, 09/15/40	4,750	3,116,048
	International Business Machines Corp.
	3.300%, 01/27/27	750	695,919
	1.950%, 05/15/30	3,000	2,363,325
	4.000%, 06/20/42	400	309,023
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24	124	121,461
	Invitation Homes Operating Partnership LP
	2.000%, 08/15/31	1,000	701,979
	2.700%, 01/15/34	1,000	691,162
	ITC Holdings Corp.
	3.650%, 06/15/24	200	193,989
	Jabil, Inc.
	3.600%, 01/15/30	750	628,760
	Jackson Financial, Inc.
#	3.125%, 11/23/31	235	173,238
	Janus Henderson U.S. Holdings, Inc.
	4.875%, 08/01/25	350	342,977
	Jefferies Group LLC
	2.750%, 10/15/32	2,120	1,466,594
	Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
#	4.850%, 01/15/27	400	375,434
	2.625%, 10/15/31	350	248,923

51

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
	JPMorgan Chase & Co.
#	3.875%, 02/01/24	500	$493,884
	3.900%, 07/15/25	1,000	965,726
	2.950%, 10/01/26	500	456,977
	5.500%, 10/15/40	800	735,258
	Kellogg Co.
	2.750%, 03/01/23	75	74,469
	3.250%, 04/01/26	200	187,327
	3.400%, 11/15/27	500	456,528
	Kemper Corp.
	3.800%, 02/23/32	800	651,317
	Keurig Dr Pepper, Inc.
	3.400%, 11/15/25	250	237,268
	KeyBank NA
#	3.300%, 06/01/25	250	238,140
	KeyCorp
	2.550%, 10/01/29	800	644,154
	Kilroy Realty LP
	2.500%, 11/15/32	1,900	1,318,724
	2.650%, 11/15/33	500	338,739
	Kimberly-Clark Corp.
	2.400%, 06/01/23	50	49,405
	Kimco Realty Corp.
	2.700%, 10/01/30	2,200	1,732,164
	Kinder Morgan Energy Partners LP
	6.500%, 09/01/39	100	94,511
	Kraft Heinz Foods Co.
	6.875%, 01/26/39	500	514,728
	4.625%, 10/01/39	1,700	1,408,790
	Kroger Co.
	7.500%, 04/01/31	424	466,603
	Laboratory Corp. of America Holdings
#	3.600%, 09/01/27	750	689,595
	Lam Research Corp.
	4.000%, 03/15/29	250	231,749
	Lear Corp.
	3.800%, 09/15/27	111	100,346
	LeasePlan Corp. NV
Ω	2.875%, 10/24/24	900	836,204
	Legg Mason, Inc.
	4.750%, 03/15/26	30	29,479
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	1,000	897,425
	Lincoln National Corp.
	3.350%, 03/09/25	75	71,747
#	3.400%, 01/15/31	450	371,050
	3.400%, 03/01/32	750	608,389
	7.000%, 06/15/40	1,250	1,264,997
	Lloyds Banking Group PLC
	4.450%, 05/08/25	700	670,917
	3.750%, 01/11/27	450	403,851
	4.375%, 03/22/28	1,000	889,548
	Loews Corp.
	2.625%, 05/15/23	50	49,348

			Face Amount^	Value†
			(000)
	3.750%, 04/01/26		200	$191,665
	Lowe’s Cos., Inc.
	3.875%, 09/15/23		50	49,433
	3.375%, 09/15/25		125	118,726
	LSEGA Financing PLC
Ω	2.500%, 04/06/31		750	596,967
Ω	3.200%, 04/06/41		2,113	1,456,297
	LyondellBasell Industries NV
	5.750%, 04/15/24		100	100,274
	Macquarie Bank Ltd.
Ω	3.900%, 01/15/26		250	238,203
	Manufacturers & Traders Trust Co.
	2.900%, 02/06/25		1,300	1,234,847
	Marathon Petroleum Corp.
	6.500%, 03/01/41		500	486,935
	Marriott International, Inc.
	2.750%, 10/15/33		2,000	1,452,055
	Mars, Inc.
Ω	1.625%, 07/16/32		1,400	1,016,053
	Marsh & McLennan Cos., Inc.
	3.500%, 03/10/25		250	239,945
	2.375%, 12/15/31		574	444,822
	4.750%, 03/15/39		500	429,495
	Mastercard, Inc.
#	2.950%, 11/21/26		300	278,892
	Medtronic Global Holdings SCA
	1.125%, 03/07/27	EUR	200	179,749
	Medtronic, Inc.
	4.375%, 03/15/35		500	457,808
	MetLife, Inc.
#	3.600%, 04/10/24		50	48,899
	3.000%, 03/01/25		250	239,125
	5.700%, 06/15/35		2,850	2,818,871
	Micron Technology, Inc.
	4.663%, 02/15/30		600	535,463
	3.366%, 11/01/41		2,950	1,869,957
	Microsoft Corp.
	3.300%, 02/06/27		1,900	1,805,880
	4.200%, 11/03/35		600	558,425
	Mohawk Industries, Inc.
#	3.625%, 05/15/30		500	410,338
	Morgan Stanley
	3.875%, 04/29/24		350	342,780
	3.875%, 01/27/26		400	378,464
	3.625%, 01/20/27		400	368,530
	Morgan Stanley Domestic Holdings, Inc.
	4.500%, 06/20/28		750	700,164
	Mosaic Co.
	4.250%, 11/15/23		194	191,722
	Motorola Solutions, Inc.
	4.600%, 05/23/29		900	827,368
	MPLX LP
	4.125%, 03/01/27		397	368,060

52

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	4.500%, 04/15/38		300	$239,162
National Australia Bank Ltd.
Ω	3.500%, 01/10/27		250	232,999
National Bank of Canada
#	2.100%, 02/01/23		1,000	992,777
National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		121	139,909
Nationwide Building Society
Ω	3.900%, 07/21/25		600	567,398
	2.000%, 04/28/27	EUR	200	181,246
NatWest Group PLC
	4.800%, 04/05/26		200	188,486
NetApp, Inc.
	3.300%, 09/29/24		200	193,095
	2.700%, 06/22/30		500	401,379
NIKE, Inc.
#	2.375%, 11/01/26		100	91,011
	2.850%, 03/27/30		7,900	6,852,485
Nomura Holdings, Inc.
	2.679%, 07/16/30		400	300,982
Northern Trust Corp.
	1.950%, 05/01/30		600	469,552
Nucor Corp.
	3.950%, 05/01/28		300	275,785
	3.125%, 04/01/32		1,480	1,199,363
	6.400%, 12/01/37		1,750	1,778,354
Nuveen Finance LLC
Ω	4.125%, 11/01/24		50	48,425
NVIDIA Corp.
	3.500%, 04/01/40		1,000	759,432
Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24		300	289,441
OP Corporate Bank PLC
	1.375%, 09/04/26	GBP	350	339,239
Oracle Corp.
	2.950%, 05/15/25		1,250	1,175,193
	3.250%, 11/15/27		1,750	1,553,084
O’Reilly Automotive, Inc.
	3.600%, 09/01/27		800	737,746
Paramount Global
	2.900%, 01/15/27		504	443,388
	4.200%, 05/19/32		500	400,323
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	3.400%, 11/15/26		721	651,971
PepsiCo, Inc.
	2.625%, 04/28/26	EUR	200	193,712
Piedmont Operating Partnership LP
	3.150%, 08/15/30		500	377,067
PNC Bank NA
	3.250%, 06/01/25		250	237,747
PPG Industries, Inc.
	2.800%, 08/15/29		473	398,666

		Face Amount^	Value†
		(000)
Primerica, Inc.
2.800%, 11/19/31		1,700	$1,329,455
Principal Financial Group, Inc.
3.125%, 05/15/23		200	197,867
3.100%, 11/15/26		100	90,873
Progressive Corp.
2.450%, 01/15/27		200	179,762
3.000%, 03/15/32		1,700	1,403,733
Prologis Euro Finance LLC
0.250%, 09/10/27	EUR	200	163,654
Prologis LP
3.000%, 06/02/26	EUR	100	94,719
Province of Quebec Canada
7.500%, 09/15/29		500	582,269
Prudential PLC
3.625%, 03/24/32		2,400	1,967,943
PulteGroup, Inc.
6.000%, 02/15/35		1,500	1,333,067
QUALCOMM, Inc.
1.650%, 05/20/32		651	488,888
Quanta Services, Inc.
2.900%, 10/01/30		1,147	905,359
Quest Diagnostics, Inc.
3.500%, 03/30/25		200	191,692
Realty Income Corp.
2.850%, 12/15/32		500	391,257
1.800%, 03/15/33		2,000	1,368,613
Reinsurance Group of America, Inc.
3.950%, 09/15/26		400	379,196
3.150%, 06/15/30		1,300	1,065,235
RELX Capital, Inc.
4.750%, 05/20/32		200	185,341
Rockwell Automation, Inc.
2.875%, 03/01/25		300	286,590
Roper Technologies, Inc.
3.800%, 12/15/26		200	187,130
Ross Stores, Inc.
1.875%, 04/15/31		1,000	743,547
Royalty Pharma PLC
2.200%, 09/02/30		1,800	1,364,560
3.300%, 09/02/40		1,175	781,173
Ryder System, Inc.
3.350%, 09/01/25		1,000	937,600
Salesforce, Inc.
3.700%, 04/11/28		200	188,456
Santander Holdings USA, Inc.
4.500%, 07/17/25		250	238,977
4.400%, 07/13/27		200	180,740
Santander UK PLC
4.000%, 03/13/24		50	48,980
Schlumberger Finance BV
1.375%, 10/28/26	EUR	200	183,499

53

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
Schlumberger Investment SA
	2.650%, 06/26/30		439	$366,767
Shell International Finance BV
	2.875%, 05/10/26		650	605,052
	4.125%, 05/11/35		650	573,875
Sherwin-Williams Co.
	3.450%, 08/01/25		100	95,310
	2.950%, 08/15/29		1,000	847,366
Simon Property Group LP
	2.200%, 02/01/31		1,000	752,570
	2.250%, 01/15/32		2,500	1,822,797
Societe Generale SA
Ω	3.000%, 01/22/30		1,900	1,446,853
Solvay Finance America LLC
Ω	4.450%, 12/03/25		200	190,444
Southwest Gas Corp.
	3.700%, 04/01/28		100	88,270
	2.200%, 06/15/30		500	373,469
Spectra Energy Partners LP
	4.750%, 03/15/24		400	396,288
Standard Chartered PLC
Ω	4.050%, 04/12/26		200	186,200
State Street Corp.
	3.550%, 08/18/25		200	192,222
Steel Dynamics, Inc.
	3.250%, 01/15/31		125	101,544
Stryker Corp.
	3.375%, 05/15/24		200	194,702
	3.375%, 11/01/25		500	476,361
Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26		600	565,463
	1.546%, 06/15/26	EUR	100	90,361
	3.040%, 07/16/29		800	660,460
	2.130%, 07/08/30		1,800	1,350,368
	2.222%, 09/17/31		250	183,017
Sysco Corp.
	3.300%, 07/15/26		1,000	924,193
Tapestry, Inc.
	3.050%, 03/15/32		500	367,869
Target Corp.
	2.500%, 04/15/26		195	180,231
	4.000%, 07/01/42		800	659,209
TCI Communications, Inc.
	7.875%, 02/15/26		140	150,856
Telefonica Emisiones SA
	7.045%, 06/20/36		700	679,527
	4.665%, 03/06/38		500	377,044
Telefonica Europe BV
	8.250%, 09/15/30		975	1,055,947
Texas Instruments, Inc.
	2.900%, 11/03/27		500	456,236
	1.750%, 05/04/30		1,305	1,038,856
Thomson Reuters Corp.
	4.300%, 11/23/23		400	396,278

		Face Amount^	Value†
		(000)
TJX Cos., Inc.
2.250%, 09/15/26		1,150	$1,039,012
Toronto-Dominion Bank
4.456%, 06/08/32		950	853,754
TransCanada PipeLines Ltd.
4.875%, 01/15/26		90	87,901
4.250%, 05/15/28		300	278,189
4.625%, 03/01/34		800	698,683
Travelers Cos., Inc.
5.350%, 11/01/40		800	749,949
Travelers Property Casualty Corp.
6.375%, 03/15/33		675	717,130
TWDC Enterprises 18 Corp.
3.150%, 09/17/25		200	190,193
4.375%, 08/16/41		2,000	1,689,292
U.S. Bancorp
3.700%, 01/30/24		75	73,871
U.S. Bank NA
# 2.800%, 01/27/25		750	713,550
UDR, Inc.
2.100%, 06/15/33		1,000	677,546
Unilever Capital Corp.
2.000%, 07/28/26		100	89,901
Union Pacific Corp.
3.750%, 03/15/24		200	196,438
2.891%, 04/06/36		650	491,214
3.200%, 05/20/41		2,500	1,831,617
Valero Energy Corp.
6.625%, 06/15/37		450	450,701
VeriSign, Inc.
2.700%, 06/15/31		1,000	775,574
Verizon Communications, Inc.
4.329%, 09/21/28		823	771,536
4.016%, 12/03/29		151	136,096
2.355%, 03/15/32		238	180,291
Visa, Inc.
2.050%, 04/15/30		2,000	1,647,882
4.150%, 12/14/35		2,963	2,668,968
VMware, Inc.
3.900%, 08/21/27		160	146,473
Vodafone Group PLC
7.875%, 02/15/30		200	217,094
6.250%, 11/30/32		533	526,585
Volvo Treasury AB
2.000%, 08/19/27	EUR	100	91,921
Vornado Realty LP
3.400%, 06/01/31		1,000	742,061
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		158	147,920
Walmart, Inc.
# 2.550%, 04/11/23		100	99,028
Walt Disney Co.
3.700%, 09/15/24		200	195,341
6.200%, 12/15/34		300	313,012

54

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
4.625%, 03/23/40	500	$440,061
3.500%, 05/13/40	525	400,929
Waste Management, Inc.
1.500%, 03/15/31	1,100	835,301
Wells Fargo & Co.
3.000%, 02/19/25	650	613,902
Welltower, Inc.
4.125%, 03/15/29	450	399,866
2.750%, 01/15/31	2,000	1,546,788
Westlake Corp.
3.375%, 06/15/30	100	83,433
Westpac Banking Corp.
2.850%, 05/13/26	300	277,516
3.350%, 03/08/27	550	508,917
# 2.150%, 06/03/31	4,767	3,775,448
WestRock MWV LLC
8.200%, 01/15/30	222	243,904
Whirlpool Corp.
3.700%, 05/01/25	200	192,637
# 4.750%, 02/26/29	600	557,961
WP Carey, Inc.
2.450%, 02/01/32	1,000	733,926
WRKCo, Inc.
3.000%, 06/15/33	1,700	1,290,582
Zoetis, Inc.
3.000%, 09/12/27	355	318,049

TOTAL BONDS		270,951,526

U.S. TREASURY OBLIGATIONS — (24.6%)
U.S. Treasury Bonds
6.750%, 08/15/26	1,000	1,081,914
6.625%, 02/15/27	3,000	3,260,156
1.125%, 05/15/40	3,400	2,029,508
1.750%, 08/15/41	7,300	4,764,391
U.S. Treasury Notes
0.125%, 07/31/23	1,600	1,547,000
0.500%, 11/30/23	4,400	4,210,078
0.125%, 12/15/23	6,200	5,897,508
0.750%, 12/31/23	2,000	1,911,797
0.375%, 04/15/24	1,000	940,117
0.250%, 06/15/24	4,200	3,915,024
2.250%, 11/15/25	2,000	1,875,859
1.625%, 05/15/26	2,500	2,274,609

	Face
	Amount^	Value†
	(000)
1.500%, 08/15/26	3,500	$3,149,727
1.625%, 09/30/26	2,000	1,807,109
2.000%, 11/15/26	3,000	2,739,844
1.625%, 11/30/26	1,500	1,349,414
1.500%, 01/31/27	2,000	1,782,344
2.250%, 02/15/27	2,500	2,297,656
2.375%, 05/15/27	3,775	3,476,097
0.500%, 06/30/27	3,500	2,945,332
2.250%, 08/15/27	1,700	1,551,516
0.500%, 10/31/27	3,800	3,160,828
2.250%, 11/15/27	1,000	908,711
0.625%, 11/30/27	1,250	1,043,945
0.625%, 12/31/27	3,000	2,498,555
2.750%, 02/15/28	1,700	1,577,746
1.125%, 02/29/28	4,500	3,829,922
1.250%, 03/31/28	5,250	4,487,930
1.250%, 04/30/28	5,800	4,947,445
2.875%, 05/15/28	4,250	3,955,986
2.875%, 08/15/28	4,250	3,947,354
3.125%, 11/15/28	5,000	4,699,219
2.625%, 02/15/29	4,000	3,643,125
1.625%, 08/15/29	750	639,229
0.625%, 05/15/30	5,550	4,312,523
0.625%, 08/15/30	8,100	6,256,617
0.875%, 11/15/30	5,500	4,325,234
1.625%, 05/15/31	4,000	3,305,625
1.250%, 08/15/31	6,000	4,768,828

TOTAL U.S. TREASURY OBLIGATIONS		117,115,822

TOTAL INVESTMENT SECURITIES (Cost $539,321,094)		457,785,328

	Shares
SECURITIES LENDING COLLATERAL — (3.7%)
@§ The DFA Short Term Investment Fund	1,530,674	17,696,118

TOTAL INVESTMENTS — (100.0%) (Cost $557,023,640)		$475,481,446

As of October 31, 2022, DFA Social Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	586,523	EUR	586,708	Bank of America Corp.	12/28/22	$3,920
USD	206,300	GBP	177,048	HSBC Bank	01/13/23	2,737

55

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	455,832	EUR	454,247	Bank of America Corp.	01/23/23	$3,827
USD	472,155	EUR	470,574	HSBC Bank	01/23/23	3,903
USD	370,927	EUR	365,357	State Street Bank and Trust	01/23/23	7,372

Total Appreciation						$21,759
USD	714,512	GBP	633,743	Citibank, N.A.	01/13/23	$(14,142)
USD	107,589	GBP	93,584	State Street Bank and Trust	01/13/23	(10)
USD	250,638	EUR	254,163	Citibank, N.A.	01/23/23	(2,271)

Total (Depreciation)						$(16,423)

Total Appreciation (Depreciation)						$5,336

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$69,717,980	—	$69,717,980
Bonds	—	270,951,526	—	270,951,526
U.S. Treasury Obligations	—	117,115,822	—	117,115,822
Securities Lending Collateral	—	17,696,118	—	17,696,118
Forward Currency Contracts**	—	5,336	—	5,336

TOTAL	—	$475,486,782	—	$475,486,782

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

56

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.8%)
Federal Home Loan Bank
	2.125%, 12/14/29		500	$429,187
Federal National Mortgage Association
	6.210%, 08/06/38		5,000	5,518,902

TOTAL AGENCY OBLIGATIONS				5,948,089

BONDS — (95.7%)
AUSTRALIA — (5.1%)
ASB Finance Ltd.
	0.250%, 09/08/28	EUR	1,000	783,963
Australia Government Bond
	2.750%, 06/21/35	AUD	2,300	1,301,042
Commonwealth Bank of Australia
Ω	3.150%, 09/19/27		829	751,806
#Ω	1.875%, 09/15/31		4,000	3,022,713
Macquarie Group Ltd.
	0.625%, 02/03/27	EUR	1,250	1,050,062
National Australia Bank Ltd.
	1.375%, 08/30/28	EUR	1,800	1,562,648
New South Wales Treasury Corp.
	1.500%, 02/20/32	AUD	7,900	3,900,012
Queensland Treasury Corp.
Ω	1.750%, 08/21/31	AUD	6,000	3,102,712
Ω	1.750%, 07/20/34	AUD	10,000	4,706,313
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	2,500	1,253,730
Treasury Corp. of Victoria
	1.500%, 09/10/31	AUD	4,500	2,259,244
	2.250%, 09/15/33	AUD	2,000	1,018,879
	2.250%, 11/20/34	AUD	19,900	9,807,058
	2.000%, 09/17/35	AUD	4,800	2,237,934
	2.000%, 11/20/37	AUD	7,500	3,311,891
Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	2,500	1,209,512

TOTAL AUSTRALIA				41,279,519

BELGIUM — (1.6%)
Anheuser-Busch InBev SA/NV
	2.250%, 05/24/29	GBP	1,450	1,383,622
Dexia Credit Local SA
	1.000%, 10/18/27	EUR	1,250	1,126,365
	0.000%, 01/21/28	EUR	11,000	9,334,406

			Face Amount^	Value†
			(000)
BELGIUM — (Continued)
Kingdom of Belgium Government Bond
Ω	1.000%, 06/22/31	EUR	500	$435,106
Ω	1.250%, 04/22/33	EUR	600	515,302

TOTAL BELGIUM				12,794,801

CANADA — (13.9%)
Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	800	729,082
Bank of Nova Scotia
	2.620%, 12/02/26	CAD	3,000	2,022,916
	2.150%, 08/01/31		4,000	2,964,849
Bell Telephone Co. of Canada or Bell Canada
	3.000%, 03/17/31	CAD	3,000	1,849,635
Brookfield Finance, Inc.
	4.850%, 03/29/29		2,800	2,585,867
CDP Financial, Inc.
	3.150%, 07/24/24		3,000	2,919,490
CPPIB Capital, Inc.
	1.125%, 12/14/29	GBP	3,000	2,759,750
#	1.250%, 01/28/31		4,000	3,070,408
	0.050%, 02/24/31	EUR	9,000	6,864,046
	1.500%, 03/04/33	EUR	9,650	8,045,084
Fairfax Financial Holdings Ltd.
Ω	2.750%, 03/29/28	EUR	500	430,120
	2.750%, 03/29/28	EUR	384	330,332
Magna International, Inc.
	2.450%, 06/15/30		2,900	2,325,387
Ontario Teachers’ Finance Trust
	1.125%, 05/15/26	GBP	2,800	2,873,783
	0.100%, 05/19/28	EUR	9,000	7,518,094
	0.050%, 11/25/30	EUR	6,000	4,575,616
	1.850%, 05/03/32	EUR	10,600	9,121,160
Ontario, Province of Canada
	2.250%, 05/26/26	GBP	2,800	2,978,035
Province of Alberta Canada
	1.650%, 06/01/31	CAD	4,200	2,558,475
	3.500%, 06/01/31	CAD	1,550	1,096,099
Province of British Columbia Canada
	2.200%, 06/18/30	CAD	6,300	4,094,642
	1.550%, 06/18/31	CAD	5,000	3,021,801
Province of Manitoba Canada
	6.300%, 03/05/31	CAD	3,000	2,545,755
	2.050%, 06/02/31	CAD	8,500	5,337,277
Province of Ontario Canada
	0.010%, 11/25/30	EUR	2,500	1,915,979
	1.350%, 12/02/30	CAD	5,500	3,303,432
	6.200%, 06/02/31	CAD	1,500	1,274,364
	0.250%, 06/09/31	EUR	4,400	3,377,950

57

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
CANADA — (Continued)
	5.600%, 06/02/35	CAD	4,750	$3,925,658
	Province of Quebec Canada
	0.000%, 10/15/29	EUR	1,000	797,512
	Province of Saskatchewan Canada
	6.400%, 09/05/31	CAD	6,500	5,592,524
	Royal Bank of Canada
	1.833%, 07/31/28	CAD	5,000	3,065,218
	2.125%, 04/26/29	EUR	2,500	2,176,294
	Thomson Reuters Corp.
	3.350%, 05/15/26		500	464,857
	Toronto-Dominion Bank
	1.888%, 03/08/28	CAD	4,000	2,487,643
	4.456%, 06/08/32		2,200	1,977,114

TOTAL CANADA				112,976,248

DENMARK — (0.7%)
	Danske Bank AS
Ω	4.375%, 06/12/28		1,000	868,574
	Kommunekredit
	0.000%, 03/03/31	EUR	4,000	3,085,142
	0.010%, 05/04/34	EUR	2,400	1,664,979

TOTAL DENMARK				5,618,695

FINLAND — (1.4%)
	Finland Government Bond
Ω	1.125%, 04/15/34	EUR	600	491,200
	Kuntarahoitus Oyj
	0.000%, 03/02/31	EUR	3,100	2,401,769
	1.250%, 02/23/33	EUR	800	666,997
	0.050%, 09/10/35	EUR	2,300	1,546,182
	Nordea Bank Abp
	0.500%, 11/02/28	EUR	7,500	5,997,613

TOTAL FINLAND				11,103,761

FRANCE — (8.2%)
	Action Logement Services
	1.375%, 04/13/32	EUR	2,000	1,701,039
	0.500%, 10/30/34	EUR	4,100	2,939,639
	Agence Francaise de Developpement
	1.375%, 07/05/32	EUR	600	509,379
	Agence Francaise de Developpement EPIC
	1.500%, 10/31/34	EUR	2,800	2,281,501
	0.500%, 05/31/35	EUR	4,600	3,233,988
	0.375%, 05/25/36	EUR	500	332,694
	1.125%, 03/02/37	EUR	2,500	1,835,180
	ALD SA
	4.000%, 07/05/27	EUR	2,000	1,898,728
	Banque Federative du Credit Mutuel SA
	0.625%, 02/21/31	EUR	600	435,104

			Face Amount^	Value†
			(000)
FRANCE — (Continued)
	BNP Paribas SA
Ω	4.400%, 08/14/28		2,000	$1,770,735
	BPCE SA
	2.375%, 04/26/32	EUR	7,000	5,944,753
	Caisse d’Amortissement de la Dette Sociale
	1.375%, 01/20/31		6,900	5,433,570
	Credit Agricole SA
	0.375%, 04/20/28	EUR	500	399,105
	0.875%, 01/14/32	EUR	2,200	1,585,737
	French Republic Government Bond OAT
	1.250%, 05/25/34	EUR	1,600	1,334,741
	Ile-de-France Mobilites
	0.400%, 05/28/31	EUR	3,100	2,502,327
	0.200%, 11/16/35	EUR	4,000	2,676,141
	Orange SA
	8.125%, 01/28/33	EUR	500	654,548
	Pernod Ricard SA
	1.500%, 05/18/26	EUR	600	559,584
	Sanofi
	3.625%, 06/19/28		2,000	1,855,821
	SNCF Reseau
	5.000%, 10/10/33	EUR	3,000	3,444,333
	5.250%, 01/31/35	GBP	5,870	7,039,837
	0.750%, 05/25/36	EUR	1,500	1,072,213
	Societe Generale SA
	1.375%, 01/13/28	EUR	900	758,201
Ω	4.750%, 09/14/28		700	620,815
	0.875%, 09/24/29	EUR	1,500	1,143,430
Ω	3.000%, 01/22/30		1,600	1,218,403
	Societe Nationale SNCF SA
	5.375%, 03/18/27	GBP	1,600	1,889,177
	0.625%, 04/17/30	EUR	3,000	2,514,576
	Unedic Asseo
	1.250%, 05/25/33	EUR	500	413,553
	0.250%, 07/16/35	EUR	4,800	3,283,737
	Vinci SA
	2.750%, 09/15/34	GBP	3,800	3,440,618

TOTAL FRANCE				66,723,207

GERMANY — (4.5%)
	Allianz Finance II BV
	1.500%, 01/15/30	EUR	1,400	1,211,945
	BMW Finance NV
	1.500%, 02/06/29	EUR	1,400	1,249,489
	0.875%, 01/14/32	EUR	1,000	786,170
	BMW U.S. Capital LLC
	1.000%, 04/20/27	EUR	900	810,252
	Deutsche Bahn Finance GMBH
	1.875%, 02/13/26	GBP	500	528,620
	1.125%, 12/18/28	EUR	1,000	885,745
	2.750%, 03/19/29	EUR	107	102,650
	0.875%, 07/11/31	EUR	4,000	3,187,651
	0.350%, 09/29/31	EUR	1,841	1,386,726

58

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
GERMANY — (Continued)
	0.750%, 07/16/35	EUR	500	$346,247
	0.625%, 04/15/36	EUR	6,600	4,406,957
Deutsche Bank AG
	1.750%, 01/17/28	EUR	1,000	804,475
Deutsche Telekom International Finance BV
	1.375%, 01/30/27	EUR	800	736,048
	2.000%, 12/01/29	EUR	500	453,457
FMS Wertmanagement
	2.750%, 01/30/24		264	257,904
Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31		3,300	2,299,369
JAB Holdings BV
	2.250%, 12/19/39	EUR	5,300	3,130,587
Kreditanstalt fuer Wiederaufbau
	4.000%, 02/27/25	AUD	1,000	639,816
	0.750%, 12/07/27	GBP	5,300	5,094,733
Landwirtschaftliche Rentenbank
	2.000%, 01/13/25		800	756,543
Mercedes-Benz Finance North America LLC
	8.500%, 01/18/31		2,000	2,331,903
Mercedes-Benz Group AG
	1.375%, 05/11/28	EUR	900	806,434
	1.125%, 08/08/34	EUR	500	373,753
NRW Bank
	0.750%, 06/30/28	EUR	1,000	878,854
Siemens Financieringsmaatschappij NV
	1.000%, 09/06/27	EUR	800	723,023
Ω	2.875%, 03/11/41		250	171,016
State of North Rhine-Westphalia Germany
	0.950%, 03/13/28	EUR	2,500	2,248,278

TOTAL GERMANY				36,608,645

HONG KONG — (0.6%)
Prudential PLC
	3.125%, 04/14/30		2,700	2,214,104
	3.625%, 03/24/32		3,500	2,869,918

TOTAL HONG KONG				5,084,022

ITALY — (0.7%)
Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		1,500	1,272,971
	1.750%, 07/04/29	EUR	800	653,589
Italy Buoni Poliennali Del Tesoro
	0.900%, 04/01/31	EUR	800	615,324
Ω	0.600%, 08/01/31	EUR	1,000	737,254
Ω	0.950%, 12/01/31	EUR	600	451,434

			Face Amount^	Value†
			(000)
ITALY — (Continued)
Ω	1.800%, 03/01/41	EUR	3,000	$1,994,102

TOTAL ITALY				5,724,674

JAPAN — (3.3%)
	7-Eleven, Inc.
Ω	1.800%, 02/10/31		6,400	4,723,271
	American Honda Finance Corp.
	0.300%, 07/07/28	EUR	2,500	2,044,595
	Japan Government Thirty Year Bond
	2.200%, 03/20/41	JPY	220,000	1,776,349
	Japan Government Twenty Year Bond
	1.200%, 09/20/35	JPY	600,000	4,345,808
	0.400%, 03/20/36	JPY	215,000	1,406,049
	Mitsubishi UFJ Financial Group, Inc.
	3.677%, 02/22/27		1,000	917,537
	3.741%, 03/07/29		1,000	878,688
	2.048%, 07/17/30		1,500	1,118,717
	Mizuho Financial Group, Inc.
	2.839%, 09/13/26		600	533,433
	Nomura Holdings, Inc.
	3.103%, 01/16/30		1,629	1,283,809
	2.679%, 07/16/30		1,000	752,455
	ORIX Corp.
#	2.250%, 03/09/31		2,600	1,958,626
	Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26		1,000	942,438
	3.446%, 01/11/27		600	547,037
	2.750%, 01/15/30		2,000	1,597,987
	2.222%, 09/17/31		1,000	732,069
	2.296%, 01/12/41		2,507	1,455,380

TOTAL JAPAN				27,014,248

NETHERLANDS — (3.1%)
	BNG Bank NV
	1.625%, 08/26/25	GBP	700	747,252
	3.300%, 04/26/29	AUD	3,000	1,752,165
	1.000%, 06/03/30		4,200	3,261,867
	Cooperatieve Rabobank UA
	1.375%, 02/03/27	EUR	600	547,250
	Heineken NV
	1.375%, 01/29/27	EUR	1,000	912,056
	ING Groep NV
	3.950%, 03/29/27		1,500	1,365,960
	1.375%, 01/11/28	EUR	900	769,164
	JAB Holdings BV
	3.375%, 04/17/35	EUR	1,200	916,819
	Koninklijke KPN NV
	5.750%, 09/17/29	GBP	3,288	3,693,137

59

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
	Koninklijke Philips NV
	1.375%, 05/02/28	EUR	800	$685,890
	Nederlandse Waterschapsbank NV
	1.125%, 03/15/24		200	190,654
Ω	1.750%, 01/15/25		10,000	9,402,060
	1.000%, 03/01/28	EUR	1,000	897,099

TOTAL NETHERLANDS				25,141,373

NEW ZEALAND — (0.1%)
	New Zealand Local Government Funding Agency Bond
	3.500%, 04/14/33	NZD	2,500	1,245,021

NORWAY — (2.1%)
	Kommunalbanken AS
	0.625%, 04/20/26	EUR	1,700	1,555,266
	1.125%, 06/14/30		17,500	13,774,040
	Norway Government Bond
Ω	1.750%, 09/06/29	NOK	20,000	1,714,516

TOTAL NORWAY				17,043,822

SINGAPORE — (0.1%)
	Optus Finance Pty. Ltd.
	1.000%, 06/20/29	EUR	1,429	1,155,040

SPAIN — (0.9%)
	Banco Santander SA
	1.375%, 01/05/26	EUR	900	813,875
	3.490%, 05/28/30		400	315,749
	Merlin Properties Socimi SA
	2.375%, 07/13/27	EUR	2,000	1,723,016
	1.875%, 12/04/34	EUR	400	248,723
	Santander Holdings USA, Inc.
	4.500%, 07/17/25		950	908,112
	Santander UK Group Holdings PLC
	3.625%, 01/14/26	GBP	400	421,279
	Telefonica Emisiones SA
	5.375%, 02/02/26	GBP	600	674,336
	7.045%, 06/20/36		2,300	2,232,732

TOTAL SPAIN				7,337,822

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (8.0%)
	African Development Bank
	3.350%, 08/08/28	AUD	2,200	1,306,362
	0.500%, 03/21/29	EUR	1,000	850,251
	Asian Development Bank
	1.625%, 03/15/24		278	266,608
	3.750%, 03/12/25	AUD	4,000	2,536,524
	2.350%, 06/21/27	JPY	800,000	5,903,455
	0.750%, 12/07/27	GBP	1,000	959,176
	0.000%, 10/24/29	EUR	3,500	2,833,855

		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
0.025%, 01/31/30	EUR	2,000	$1,607,890
Asian Infrastructure Investment Bank
0.500%, 05/28/25		10,000	8,980,074
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
0.150%, 10/10/34	EUR	1,020	707,487
European Bank for Reconstruction & Development
0.500%, 05/19/25		5,000	4,513,391
5.625%, 12/07/28	GBP	800	984,897
European Financial Stability Facility
0.625%, 10/16/26	EUR	1,700	1,555,219
0.875%, 04/10/35	EUR	1,100	834,917
European Investment Bank
2.150%, 01/18/27	JPY	590,000	4,294,744
0.050%, 10/13/34	EUR	500	345,395
0.010%, 11/15/35	EUR	5,000	3,308,868
European Stability Mechanism
0.010%, 10/15/31	EUR	71	54,112
1.200%, 05/23/33	EUR	600	494,491
European Union
0.000%, 07/04/31	EUR	3,000	2,314,082
1.250%, 04/04/33	EUR	500	416,865
0.200%, 06/04/36	EUR	4,100	2,742,250
Inter-American Development Bank
7.000%, 06/15/25		4,000	4,231,657
3.125%, 09/18/28		500	466,152
3.875%, 10/28/41		5,000	4,474,666
International Bank for Reconstruction & Development
5.750%, 06/07/32	GBP	2,200	2,852,583
1.200%, 08/08/34	EUR	1,300	1,046,146
International Development Association
0.350%, 04/22/36	EUR	2,280	1,567,855
International Finance Corp.
1.250%, 02/06/31	AUD	1,053	504,540
1.500%, 04/15/35	AUD	5,300	2,243,922

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			65,198,434

SWEDEN — (0.7%)
Kommuninvest I Sverige AB
1.375%, 05/08/24		200	190,110
SATO Oyj
1.375%, 02/24/28	EUR	1,000	714,335
Svenska Handelsbanken AB
0.500%, 02/18/30	EUR	5,500	4,154,778

60

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
SWEDEN — (Continued)
	Swedbank AB
	0.200%, 01/12/28	EUR	800	$639,241

TOTAL SWEDEN				5,698,464

SWITZERLAND — (0.4%)
	Credit Suisse AG
	1.500%, 04/10/26	EUR	800	706,110
	Credit Suisse Group AG
	0.625%, 01/18/33	EUR	1,170	687,743
	UBS Group AG
	1.250%, 09/01/26	EUR	800	706,645
	0.875%, 11/03/31	EUR	2,000	1,453,879

TOTAL SWITZERLAND				3,554,377

UNITED KINGDOM — (3.0%)
	Barclays PLC
	4.375%, 01/12/26		1,000	928,358
	3.250%, 01/17/33	GBP	1,800	1,566,605
	British Telecommunications PLC
	3.125%, 11/21/31	GBP	1,200	1,108,041
	CNH Industrial Finance Europe SA
	1.625%, 07/03/29	EUR	1,700	1,424,399
	Diageo Finance PLC
	1.500%, 10/22/27	EUR	500	454,077
	Experian Finance PLC
Ω	2.750%, 03/08/30		3,500	2,803,421
	HSBC Holdings PLC
	4.300%, 03/08/26		2,000	1,882,066
	4.950%, 03/31/30		1,500	1,342,915
	Lloyds Banking Group PLC
	1.500%, 09/12/27	EUR	900	784,403
	LSEGA Financing PLC
Ω	2.500%, 04/06/31		3,700	2,945,035
Ω	3.200%, 04/06/41		750	516,906
	Mead Johnson Nutrition Co.
	4.125%, 11/15/25		600	578,693
	Motability Operations Group PLC
	3.625%, 03/10/36	GBP	2,000	1,977,306
	Nationwide Building Society
	3.250%, 01/20/28	GBP	700	713,156
	NatWest Group PLC
	4.800%, 04/05/26		700	659,700
	Unilever Finance Netherlands BV
	1.375%, 07/31/29	EUR	700	613,506
	United Kingdom Gilt
	0.625%, 07/31/35	GBP	2,600	2,044,723
	Vodafone Group PLC
	1.875%, 11/20/29	EUR	600	527,993
	1.625%, 11/24/30	EUR	750	633,613

		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
5.000%, 05/30/38		1,000	$849,119

TOTAL UNITED KINGDOM			24,354,035

UNITED STATES — (37.3%)
Abbott Ireland Financing DAC
1.500%, 09/27/26	EUR	800	743,853
0.375%, 11/19/27	EUR	2,000	1,724,812
AbbVie, Inc.
4.250%, 11/14/28		600	564,790
2.125%, 06/01/29	EUR	800	723,752
Activision Blizzard, Inc.
3.400%, 06/15/27		1,000	926,402
Advance Auto Parts, Inc.
3.900%, 04/15/30		750	634,223
Alleghany Corp.
3.625%, 05/15/30		1,000	886,221
Ally Financial, Inc.
8.000%, 11/01/31		750	769,208
Amazon.com, Inc.
4.800%, 12/05/34		400	389,124
American Express Co.
3.000%, 10/30/24		1,000	955,017
American International Group, Inc.
1.875%, 06/21/27	EUR	800	710,348
American Tower Corp.
3.950%, 03/15/29		1,000	884,915
0.950%, 10/05/30	EUR	700	511,241
1.000%, 01/15/32	EUR	1,400	972,220
4.050%, 03/15/32		1,875	1,603,307
American Water Capital Corp.
2.950%, 09/01/27		800	720,450
AmerisourceBergen Corp.
2.800%, 05/15/30		3,300	2,700,334
Amgen, Inc.
2.300%, 02/25/31		2,500	2,001,199
3.150%, 02/21/40		3,375	2,403,245
2.800%, 08/15/41		3,500	2,342,076
Amphenol Technologies Holding GmbH
2.000%, 10/08/28	EUR	600	536,252
Aon Corp.
4.500%, 12/15/28		500	466,806
3.750%, 05/02/29		500	445,209
2.800%, 05/15/30		1,500	1,229,293
Aon Global Ltd.
2.875%, 05/14/26	EUR	500	471,852
Apple, Inc.
1.200%, 02/08/28		4,000	3,331,443
1.375%, 05/24/29	EUR	1,600	1,432,029
3.050%, 07/31/29	GBP	1,300	1,366,357
Applied Materials, Inc.
3.300%, 04/01/27		1,000	938,577
Arrow Electronics, Inc.
3.875%, 01/12/28		1,000	889,591

61

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Assurant, Inc.
	2.650%, 01/15/32		4,000	$2,878,118
AT&T, Inc.
	2.750%, 06/01/31		2,000	1,600,094
	5.200%, 11/18/33	GBP	500	549,601
	3.500%, 06/01/41		2,500	1,766,281
Autodesk, Inc.
	3.500%, 06/15/27		500	459,653
AutoNation, Inc.
	3.850%, 03/01/32		1,200	934,140
AvalonBay Communities, Inc.
	2.450%, 01/15/31		3,000	2,406,625
Avnet, Inc.
	4.625%, 04/15/26		500	474,156
	3.000%, 05/15/31		4,350	3,235,391
AXIS Specialty Finance PLC
	4.000%, 12/06/27		800	732,920
Baxter International, Inc.
	2.600%, 08/15/26		1,000	898,504
	1.300%, 05/15/29	EUR	500	413,142
Best Buy Co., Inc.
	4.450%, 10/01/28		800	741,867
Biogen, Inc.
	4.050%, 09/15/25		900	865,761
	2.250%, 05/01/30		2,800	2,201,988
BlackRock, Inc.
	1.250%, 05/06/25	EUR	600	561,506
	3.250%, 04/30/29		1,000	892,043
Block Financial LLC
	2.500%, 07/15/28		5,000	4,103,713
Booking Holdings, Inc.
	1.800%, 03/03/27	EUR	500	453,557
	3.550%, 03/15/28		1,200	1,088,180
	4.625%, 04/13/30		253	238,064
BorgWarner, Inc.
	1.000%, 05/19/31	EUR	2,900	2,052,959
Boston Properties LP
	3.250%, 01/30/31		1,400	1,115,270
Bristol-Myers Squibb Co.
	4.125%, 06/15/39		3,000	2,544,054
Broadcom, Inc.
	4.300%, 11/15/32		1,000	840,910
Ω	3.469%, 04/15/34		4,000	2,994,027
Ω	3.137%, 11/15/35		1,000	693,674
Brown & Brown, Inc.
	4.500%, 03/15/29		1,000	917,188
	2.375%, 03/15/31		3,100	2,288,049
Brown-Forman Corp.
	2.600%, 07/07/28	GBP	700	697,981
Campbell Soup Co.
	4.150%, 03/15/28		600	562,786
Capital One Financial Corp.
	3.750%, 03/09/27		600	547,011
	3.800%, 01/31/28		700	625,447
	1.650%, 06/12/29	EUR	2,800	2,167,823

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Cardinal Health, Inc.
	3.410%, 06/15/27		1,000	$915,129
Carrier Global Corp.
	3.377%, 04/05/40		4,500	3,212,346
Charles Schwab Corp.
	2.750%, 10/01/29		1,500	1,269,696
Choice Hotels International, Inc.
	3.700%, 12/01/29		500	418,870
Chubb INA Holdings, Inc.
	1.550%, 03/15/28	EUR	800	695,064
	0.875%, 12/15/29	EUR	1,833	1,431,336
Cigna Corp.
	3.400%, 03/01/27		1,000	918,943
	4.375%, 10/15/28		1,000	941,320
	2.400%, 03/15/30		1,900	1,546,583
Citigroup, Inc.
	5.875%, 01/30/42		750	700,818
Citizens Bank NA
	3.750%, 02/18/26		500	468,240
Clorox Co.
	1.800%, 05/15/30		2,000	1,533,421
CNO Financial Group, Inc.
	5.250%, 05/30/29		3,000	2,741,982
Coca-Cola Co.
	0.950%, 05/06/36	EUR	1,500	1,063,909
Colgate-Palmolive Co.
	0.500%, 03/06/26	EUR	600	546,633
Comcast Corp.
	4.250%, 01/15/33		500	451,311
	3.250%, 11/01/39		5,000	3,619,569
Constellation Brands, Inc.
	3.600%, 02/15/28		1,000	905,411
	3.150%, 08/01/29		1,000	855,486
Costco Wholesale Corp.
	1.600%, 04/20/30		2,000	1,596,325
Cox Communications, Inc.
Ω	3.500%, 08/15/27		500	453,450
Ω	4.800%, 02/01/35		460	397,952
Darden Restaurants, Inc.
	3.850%, 05/01/27		1,000	931,681
DH Europe Finance Sarl
	1.200%, 06/30/27	EUR	800	714,712
Discover Financial Services
	4.500%, 01/30/26		800	749,978
Discovery Communications LLC
	1.900%, 03/19/27	EUR	800	677,656
	3.950%, 03/20/28		2,000	1,735,949
	6.350%, 06/01/40		500	425,433
Dollar General Corp.
	4.150%, 11/01/25		600	578,125
Dover Corp.
	3.150%, 11/15/25		1,000	940,741
Eaton Corp.
	4.000%, 11/02/32		950	840,984

62

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Eaton Vance Corp.
	3.500%, 04/06/27		477	$435,966
	eBay, Inc.
	3.600%, 06/05/27		200	184,321
	Elevance Health, Inc.
	4.101%, 03/01/28		1,000	936,950
	2.250%, 05/15/30		2,650	2,127,929
	Emerson Electric Co.
	1.250%, 10/15/25	EUR	500	462,526
	2.000%, 10/15/29	EUR	300	262,392
	Equinix, Inc.
	3.200%, 11/18/29		2,700	2,261,473
	2.150%, 07/15/30		1,500	1,141,874
	ERP Operating LP
	2.500%, 02/15/30		2,500	2,012,088
	Expedia Group, Inc.
	3.800%, 02/15/28		1,000	889,181
	FedEx Corp.
	1.625%, 01/11/27	EUR	700	628,944
	1.300%, 08/05/31	EUR	1,000	726,707
	4.900%, 01/15/34		594	540,684
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		1,300	1,042,828
	Fiserv, Inc.
	1.625%, 07/01/30	EUR	2,200	1,788,516
	Five Corners Funding Trust II
Ω	2.850%, 05/15/30		2,500	2,033,938
	Flex Ltd.
	4.875%, 06/15/29		1,000	894,008
	4.875%, 05/12/30		1,500	1,332,432
	FMR LLC
Ω	4.950%, 02/01/33		1,250	1,141,211
	Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29		1,000	820,105
	Fox Corp.
	4.709%, 01/25/29		700	651,573
	Franklin Resources, Inc.
	1.600%, 10/30/30		400	293,959
	GATX Corp.
	3.500%, 03/15/28		600	527,106
	General Dynamics Corp.
	2.125%, 08/15/26		600	539,171
	4.250%, 04/01/40		1,000	858,850
	General Motors Financial Co., Inc.
	0.600%, 05/20/27	EUR	500	407,683
	0.650%, 09/07/28	EUR	2,000	1,504,116
#	3.100%, 01/12/32		2,000	1,522,152
	Gilead Sciences, Inc.
	3.650%, 03/01/26		600	568,091
	4.000%, 09/01/36		1,750	1,468,613
	2.600%, 10/01/40		600	397,060
	5.650%, 12/01/41		1,750	1,677,612

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	GlaxoSmithKline Capital PLC
	1.000%, 09/12/26	EUR	800	$724,316
	Global Payments, Inc.
	4.450%, 06/01/28		1,000	909,011
Goldman Sachs Group, Inc.
	3.125%, 07/25/29	GBP	500	479,268
	3.000%, 02/12/31	EUR	1,000	880,826
	0.750%, 03/23/32	EUR	2,271	1,586,731
	6.125%, 02/15/33		1,000	998,195
	6.250%, 02/01/41		1,000	979,014
	Harley-Davidson, Inc.
	3.500%, 07/28/25		1,000	937,518
	Hasbro, Inc.
	3.500%, 09/15/27		1,900	1,705,750
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		2,700	2,104,223
	Healthcare Reality Holdings LP
	2.000%, 03/15/31		1,000	720,226
	Home Depot, Inc.
	3.300%, 04/15/40		217	162,445
	Honeywell International, Inc.
	2.250%, 02/22/28	EUR	800	731,330
	HP, Inc.
	3.400%, 06/17/30		3,000	2,439,335
	6.000%, 09/15/41		2,500	2,215,274
	Illinois Tool Works, Inc.
	2.125%, 05/22/30	EUR	1,600	1,388,309
	Intercontinental Exchange, Inc.
	2.100%, 06/15/30		2,500	1,980,825
	International Business Machines Corp.
	0.300%, 02/11/28	EUR	1,000	840,556
	1.750%, 03/07/28	EUR	800	725,192
	Jabil, Inc.
	3.000%, 01/15/31		2,800	2,176,217
	JM Smucker Co.
	4.250%, 03/15/35		1,400	1,195,791
	Johnson & Johnson
	3.550%, 03/01/36		408	348,608
	JPMorgan Chase & Co.
	2.950%, 10/01/26		500	456,976
	3.500%, 12/18/26	GBP	400	429,682
	5.500%, 10/15/40		3,300	3,032,938
	Juniper Networks, Inc.
	3.750%, 08/15/29		2,000	1,714,926
	Kemper Corp.
	2.400%, 09/30/30		1,200	903,858
	3.800%, 02/23/32		1,000	814,146
	Kilroy Realty LP
	2.500%, 11/15/32		3,500	2,429,228
	Kroger Co.
	7.500%, 04/01/31		600	660,287

63

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Laboratory Corp. of America Holdings
#	3.600%, 09/01/27		1,000	$919,461
	Lam Research Corp.
	4.000%, 03/15/29		800	741,596
	Lazard Group LLC
	4.375%, 03/11/29		2,600	2,326,856
	Lear Corp.
	3.800%, 09/15/27		130	117,522
	4.250%, 05/15/29		500	437,808
	Legg Mason, Inc.
	4.750%, 03/15/26		900	884,362
	Leggett & Platt, Inc.
	4.400%, 03/15/29		500	456,039
	Liberty Mutual Group, Inc.
	2.750%, 05/04/26	EUR	1,100	1,042,372
Ω	6.500%, 03/15/35		900	890,027
	Lincoln National Corp.
	3.050%, 01/15/30		1,000	822,177
#	3.400%, 01/15/31		2,000	1,649,112
	7.000%, 06/15/40		1,500	1,517,996
	Markel Corp.
	3.500%, 11/01/27		800	718,271
	Mars, Inc.
Ω	3.600%, 04/01/34		1,200	1,006,875
	Marsh & McLennan Cos., Inc.
	2.250%, 11/15/30		2,000	1,567,027
	McDonald’s Corp.
	1.750%, 05/03/28	EUR	800	717,994
	McKesson Corp.
	3.125%, 02/17/29	GBP	1,200	1,162,851
	Merck & Co., Inc.
	1.875%, 10/15/26	EUR	600	564,925
	MetLife, Inc.
	6.500%, 12/15/32		500	526,336
	5.700%, 06/15/35		2,550	2,522,147
	Micron Technology, Inc.
	5.327%, 02/06/29		950	880,707
	4.663%, 02/15/30		800	713,950
	Mohawk Industries, Inc.
#	3.625%, 05/15/30		3,000	2,462,029
	Molson Coors Beverage Co.
	3.000%, 07/15/26		1,500	1,366,431
	Morgan Stanley
	1.375%, 10/27/26	EUR	800	712,707
	3.625%, 01/20/27		1,000	921,325
	Morgan Stanley Domestic Holdings, Inc.
	4.500%, 06/20/28		1,000	933,551
	Motorola Solutions, Inc.
	4.600%, 05/23/29		1,000	919,298
	2.300%, 11/15/30		1,000	748,195
	NIKE, Inc.
#	2.850%, 03/27/30		2,000	1,734,806

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Oracle Corp.
	3.400%, 07/08/24		2,000	$1,940,194
	2.950%, 04/01/30		3,500	2,850,048
	3.600%, 04/01/40		750	507,469
O’Reilly Automotive, Inc.
	3.600%, 09/01/27		600	553,310
	Paramount Global
	4.000%, 01/15/26		600	561,483
	4.950%, 01/15/31		800	698,231
	4.200%, 05/19/32		500	400,323
	PepsiCo, Inc.
	0.875%, 07/18/28	EUR	900	778,860
	Pfizer, Inc.
	3.450%, 03/15/29		600	549,072
PPG Industries, Inc.
	1.400%, 03/13/27	EUR	800	697,669
	2.800%, 08/15/29		500	421,423
	2.550%, 06/15/30		500	406,513
	Principal Financial Group, Inc.
	3.100%, 11/15/26		800	726,985
	3.700%, 05/15/29		1,000	885,376
	Procter & Gamble Co.
	1.200%, 10/30/28	EUR	1,000	889,022
	Progressive Corp.
	6.250%, 12/01/32		500	521,754
	Prologis Euro Finance LLC
	1.000%, 02/08/29	EUR	3,000	2,407,584
	0.625%, 09/10/31	EUR	490	344,994
	0.500%, 02/16/32	EUR	3,200	2,181,043
	Prologis International Funding II SA
	1.625%, 06/17/32	EUR	1,500	1,079,347
Prudential Financial, Inc.
#	3.878%, 03/27/28		390	365,589
	PulteGroup, Inc.
	6.375%, 05/15/33		850	790,348
	6.000%, 02/15/35		1,000	888,711
	QUALCOMM, Inc.
	1.650%, 05/20/32		1,133	850,861
Quest Diagnostics, Inc.
	4.200%, 06/30/29		1,000	918,282
	Ralph Lauren Corp.
	2.950%, 06/15/30		2,000	1,676,062
	Realty Income Corp.
	1.800%, 03/15/33		3,000	2,052,920
	Reinsurance Group of America, Inc.
	3.150%, 06/15/30		1,400	1,147,176
Roche Holdings, Inc.
Ω	3.625%, 09/17/28		1,950	1,803,563
Roper Technologies, Inc.
	4.200%, 09/15/28		1,000	927,304
	Ross Stores, Inc.
	1.875%, 04/15/31		3,250	2,416,529

64

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Royalty Pharma PLC
3.300%, 09/02/40		5,500	$3,656,556
Ryder System, Inc.
3.350%, 09/01/25		2,000	1,875,201
Salesforce, Inc.
3.700%, 04/11/28		1,000	942,280
Simon Property Group LP
2.650%, 07/15/30		2,970	2,348,972
Sky Ltd.
4.000%, 11/26/29	GBP	600	636,295
Starbucks Corp.
4.000%, 11/15/28		500	463,670
Stryker Corp.
3.650%, 03/07/28		1,000	929,870
Sysco Corp.
3.300%, 07/15/26		1,000	924,193
3.250%, 07/15/27		1,500	1,354,308
Teledyne FLIR LLC
2.500%, 08/01/30		2,000	1,559,468
Thermo Fisher Scientific, Inc.
1.375%, 09/12/28	EUR	900	790,037
Travelers Cos., Inc.
5.350%, 11/01/40		1,000	937,437
TWDC Enterprises 18 Corp.
2.758%, 10/07/24	CAD	1,000	704,848
United Parcel Service, Inc.
1.000%, 11/15/28	EUR	800	670,027
UnitedHealth Group, Inc.
3.875%, 12/15/28		1,000	929,941
4.625%, 07/15/35		600	550,981
6.875%, 02/15/38		2,650	2,893,733
Upjohn Finance BV
1.908%, 06/23/32	EUR	500	351,130
Utah Acquisition Sub, Inc.
2.250%, 11/22/24	EUR	800	757,009
3.125%, 11/22/28	EUR	2,000	1,725,563
Ventas Realty LP
4.125%, 01/15/26		2,000	1,885,443
Verizon Communications, Inc.
4.500%, 08/17/27	AUD	2,000	1,225,185
2.625%, 12/01/31	EUR	800	709,557
3.375%, 10/27/36	GBP	1,300	1,186,607
VF Corp.
2.800%, 04/23/27		2,900	2,574,118
2.950%, 04/23/30		3,500	2,823,555
Visa, Inc.
2.375%, 06/15/34	EUR	1,500	1,310,137
VMware, Inc.
3.900%, 08/21/27		1,400	1,281,636
Walgreens Boots Alliance, Inc.
3.600%, 11/20/25	GBP	700	757,519

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
3.200%, 04/15/30		2,270	$1,901,524
Walmart, Inc.
5.750%, 12/19/30	GBP	1,490	1,830,605
5.625%, 03/27/34	GBP	3,100	3,855,859
5.250%, 09/28/35	GBP	684	822,700
Walt Disney Co.
6.200%, 12/15/34		400	417,349
3.500%, 05/13/40		2,000	1,527,349
Wells Fargo & Co.
3.000%, 10/23/26		600	542,953
4.150%, 01/24/29		2,500	2,275,310
Welltower, Inc.
3.100%, 01/15/30		2,000	1,632,757
2.750%, 01/15/31		900	696,055
Whirlpool Corp.
# 4.750%, 02/26/29		500	464,967
Whirlpool Finance Luxembourg Sarl
1.100%, 11/09/27	EUR	650	550,702
WPC Eurobond BV
1.350%, 04/15/28	EUR	450	356,700

TOTAL UNITED STATES			303,699,646

TOTAL BONDS			779,355,854

U.S. TREASURY OBLIGATIONS — (1.9%)
U.S. Treasury Bonds
1.125%, 05/15/40		5,000	2,984,570
1.125%, 08/15/40		8,000	4,734,688
U.S. Treasury Notes
0.250%, 06/15/24		3,500	3,262,520
0.375%, 09/15/24		4,900	4,536,902

TOTAL U.S. TREASURY OBLIGATIONS			15,518,680

TOTAL INVESTMENT SECURITIES (Cost $1,004,563,188)			800,822,623

		Shares
SECURITIES LENDING COLLATERAL — (1.6%)
@§	The DFA Short Term Investment Fund	1,159,726	13,407,597

TOTAL INVESTMENTS — (100.0%) (Cost $1,017,975,784)			$814,230,220

65

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

As of October 31, 2022, DFA Global Sustainability Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	117,554	EUR	117,310	Citibank, N.A.	11/18/22	$1,492
USD	10,064,568	EUR	9,927,584	HSBC Bank	11/18/22	242,617
USD	5,442,952	EUR	5,433,661	Morgan Stanley and Co. International	11/18/22	67,107
USD	11,248,932	EUR	11,185,787	State Street Bank and Trust	11/18/22	182,166
USD	1,450,920	NZD	2,351,673	Citibank, N.A.	11/23/22	83,171
NZD	179,295	USD	101,487	Citibank, N.A.	11/23/22	2,791
USD	27,757,269	EUR	27,542,610	State Street Bank and Trust	11/29/22	486,214
CAD	13,419,365	USD	9,780,976	Citibank, N.A.	12/05/22	71,604
USD	1,167,153	CAD	1,588,635	Citibank, N.A.	12/05/22	767
USD	60,202,723	CAD	79,082,640	HSBC Bank	12/05/22	2,139,766
CAD	5,492,922	USD	3,978,264	HSBC Bank	12/05/22	54,673
USD	3,340,164	EUR	3,348,231	Morgan Stanley and Co. International	12/13/22	20,483
USD	24,461,005	EUR	24,322,513	State Street Bank and Trust	12/13/22	345,883
JPY	30,915,843	USD	208,784	Citibank, N.A.	12/15/22	238
USD	17,827,972	JPY	2,527,698,297	Morgan Stanley and Co. International	12/15/22	738,206
USD	221,667	JPY	31,635,007	Citibank, N.A.	12/20/22	7,620
USD	743,379	JPY	106,388,720	State Street Bank and Trust	12/20/22	23,537
EUR	3,863,312	USD	3,780,614	Bank of New York Mellon	01/03/23	58,041
EUR	3,804,123	USD	3,758,044	HSBC Bank	01/03/23	21,800
NOK	225,436	USD	21,459	Citibank, N.A.	01/05/23	276
USD	20,727	NOK	214,115	Citibank, N.A.	01/05/23	84
NOK	182,354	USD	16,988	Morgan Stanley and Co. International	01/05/23	592
USD	4,056,483	AUD	6,291,835	State Street Bank and Trust	01/12/23	22,201
USD	3,242,869	EUR	3,196,595	State Street Bank and Trust	01/12/23	64,594
USD	729,804	GBP	629,326	State Street Bank and Trust	01/17/23	6,152
USD	26,153,112	AUD	40,539,491	State Street Bank and Trust	01/17/23	154,885
USD	1,255,287	GBP	1,091,291	HSBC Bank	01/23/23	231

Total Appreciation						$4,797,191
NZD	76,003	USD	45,815	Citibank, N.A.	11/23/22	$(1,611)
USD	32,331	NZD	56,139	Citibank, N.A.	11/23/22	(320)
CAD	2,654,521	USD	1,949,415	Citibank, N.A.	12/05/22	(449)
USD	94,407,797	EUR	95,960,144	State Street Bank and Trust	01/03/23	(939,902)
USD	1,724,478	NOK	18,183,703	Morgan Stanley and Co. International	01/05/23	(28,613)
USD	21,425,624	EUR	22,019,920	HSBC Bank	01/12/23	(468,098)
USD	6,660,380	AUD	10,480,600	Morgan Stanley and Co. International	01/12/23	(59,709)
USD	7,684,888	AUD	12,197,247	Citibank, N.A.	01/17/23	(137,282)
USD	579,223	GBP	514,662	Morgan Stanley and Co. International	01/17/23	(12,578)
USD	28,607,425	GBP	25,150,713	State Street Bank and Trust	01/17/23	(312,965)
USD	28,576,074	EUR	28,872,899	Morgan Stanley and Co. International	01/19/23	(145,993)
USD	28,644,995	GBP	25,265,279	Citibank, N.A.	01/23/23	(411,735)
USD	28,543,568	EUR	28,736,019	State Street Bank and Trust	01/24/23	(52,751)

Total (Depreciation)						$(2,572,006)

Total Appreciation (Depreciation)						$2,225,185

66

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations.	—	$5,948,089	—	$5,948,089
Bonds
Australia	—	41,279,519	—	41,279,519
Belgium	—	12,794,801	—	12,794,801
Canada	—	112,976,248	—	112,976,248
Denmark	—	5,618,695	—	5,618,695
Finland	—	11,103,761	—	11,103,761
France	—	66,723,207	—	66,723,207
Germany	—	36,608,645	—	36,608,645
Hong Kong	—	5,084,022	—	5,084,022
Italy	—	5,724,674	—	5,724,674
Japan	—	27,014,248	—	27,014,248
Netherlands	—	25,141,373	—	25,141,373
New Zealand	—	1,245,021	—	1,245,021
Norway	—	17,043,822	—	17,043,822
Singapore	—	1,155,040	—	1,155,040
Spain	—	7,337,822	—	7,337,822
Supranational Organization Obligations	—	65,198,434	—	65,198,434
Sweden	—	5,698,464	—	5,698,464
Switzerland	—	3,554,377	—	3,554,377
United Kingdom	—	24,354,035	—	24,354,035
United States	—	303,699,646	—	303,699,646
U.S. Treasury Obligations	—	15,518,680	—	15,518,680
Securities Lending Collateral	—	13,407,597	—	13,407,597
Forward Currency Contracts**	—	2,225,185	—	2,225,185

TOTAL	—	$816,455,405	—	$816,455,405

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

67

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	U.S. Social Core Equity 2 Portfolio*	U.S. Sustainability Core 1 Portfolio*	U.S. Sustainability Targeted Value Portfolio*	International Sustainability Core 1 Portfolio*	International Social Core Equity Portfolio*
ASSETS:
Investment Securities at Value (including $48,683, $162,062, $13,607, $178,362 and $82,226 of securities on loan, respectively)	$1,404,331	$4,851,208	$322,709	$2,637,086	$1,135,713
Temporary Cash Investments at Value & Cost	—	6,914	905	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $36,104, $83,453, $12,639, $166,327 and $76,611, respectively)	36,090	83,418	12,634	166,261	76,583
Foreign Currencies at Value	—	—	—	1,854	211
Cash	1,483	4,074	—	—	109
Receivables:
Investment Securities Sold	4,544	9,483	424	5,349	4,868
Dividends and Interest	1,019	3,297	101	10,693	5,133
Securities Lending Income	15	46	4	142	75
Fund Shares Sold	377	3,046	371	5,739	680
Unrealized Gain on Foreign Currency Contracts	—	—	—	—	2
Deferred Offering Costs	—	—	1	—	—
Prepaid Expenses and Other Assets	29	37	18	54	21

Total Assets	1,447,888	4,961,523	337,167	2,827,178	1,223,395

LIABILITIES:
Payables:
Due to Custodian	—	—	—	62	—
Upon Return of Securities Loaned	37,237	85,841	12,633	167,283	77,079
Investment Securities Purchased	—	8,981	553	180	189
Fund Shares Redeemed	474	4,358	1,354	3,134	8,069
Due to Advisor	208	550	121	440	209
Line of Credit	1,128	—	—	195	—
Accrued Expenses and Other Liabilities	75	216	24	179	88

Total Liabilities	39,122	99,946	14,685	171,473	85,634

NET ASSETS	$1,408,766	$4,861,577	$322,482	$2,655,705	$1,137,761

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	70,648,866	160,520,816	19,905,981	276,718,273	101,909,457

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$19.94	$30.29	$16.20	$9.60	$11.16

Investment Securities at Cost	$829,224	$3,491,306	$289,152	$2,759,534	$1,192,022

Foreign Currencies at Cost	$—	$—	$—	$1,823	$212

NET ASSETS CONSIST OF:
Paid-In Capital	$790,227	$3,505,455	$281,331	$2,805,974	$1,204,088
Total Distributable Earnings (Loss)	618,539	1,356,122	41,151	(150,269)	(66,327)

NET ASSETS	$1,408,766	$4,861,577	$322,482	$2,655,705	$1,137,761

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	500,000,000	1,000,000,000	1,000,000,000

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

68

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Sustainability Core 1 Portfolio*	Emerging Markets Social Core Equity Portfolio*	Global Social Core Equity Portfolio	DFA Social Fixed Income Portfolio*	DFA Global Sustainability Fixed Income Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$39,748	—	—
Investment Securities at Value (including $34,521, $56,537, $0, $17,315 and $13,133 of securities on loan)	$799,451	$1,264,820	—	$457,785	$800,822
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $22,619, $28,685, $0, $17,703 and $13,413, respectively)	22,609	28,674	—	17,696	13,408
Foreign Currencies at Value	1,002	2,701	—	1	213
Cash	170	1,270	—	7,056	11,339
Receivables:
Investment Securities Sold	2,528	1,830	25	922	104
Dividends, Interest and Tax Reclaims	797	1,293	—	4,266	7,036
Securities Lending Income	76	164	—	6	7
Fund Shares Sold	2,595	2,543	—	456	1,646
Unrealized Gain on Forward Currency Contracts	—	—	—	22	4,797
Prepaid Expenses and Other Assets	14	13	17	15	24

Total Assets	829,242	1,303,308	39,790	488,225	839,396

LIABILITIES:
Payables:
Due to Custodian	—	—	5	—	—
Upon Return of Securities Loaned	22,078	25,382	—	18,623	13,521
Investment Securities Purchased	555	4,417	—	2,928	3,378
Fund Shares Redeemed	5,575	5,835	—	884	465
Due to Advisor	244	383	9	71	187
Line of Credit	577	—	—	—	—
Unrealized Loss on Forward Currency Contracts	—	—	—	16	2,572
Unrealized Loss on Foreign Currency Contracts	—	—	—	4	14
Deferred Taxes Payable	3,558	7,287	—	—	—
Accrued Expenses and Other Liabilities	135	245	23	31	39

Total Liabilities	32,722	43,549	37	22,557	20,176

NET ASSETS	$796,520	$1,259,759	$39,753	$465,668	$819,220

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	109,059,433	110,867,338	3,825,725	54,188,577	91,390,273

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$7.30	$11.36	$10.39	$8.59	$8.96

Investments in Affiliated Investment Companies at Cost	$—	$—	$42,463	$—	$—

Investment Securities at Cost	$941,950	$1,256,717	$—	$539,321	$1,004,563

Foreign Currencies at Cost	$1,062	$2,728	$—	$1	$214

NET ASSETS CONSIST OF:
Paid-In Capital	$973,884	$1,330,954	$42,616	$556,207	$991,331
Total Distributable Earnings (Loss)	(177,364)	(71,195)	(2,863)	(90,539)	(172,111)

NET ASSETS	$796,520	$1,259,759	$39,753	$465,668	$819,220

(1) NUMBER OF SHARES AUTHORIZED	500,000,000	1,500,000,000	500,000,000	1,000,000,000	500,000,000

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

69

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	U.S. Social Core Equity 2 Portfolio#	U.S. Sustainability Core 1 Portfolio#	U.S. Sustainability Targeted Value Portfolio#	International Sustainability Core 1 Portfolio#	International Social Core Equity Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $13, $20, $5, $9,387 and $4,410, respectively)	$23,104	$74,316	$5,145	$89,643	$44,920
Income from Securities Lending	118	312	17	1,441	761

Total Investment Income	23,222	74,628	5,162	91,084	45,681

Expenses
Investment Management Fees	2,849	7,684	934	6,293	3,044
Accounting & Transfer Agent Fees	161	906	41	537	164
Custodian Fees	33	81	13	439	256
Filing Fees	57	107	19	131	37
Shareholders’ Reports	66	156	—	120	71
Directors’/Trustees’ Fees & Expenses	10	55	4	30	10
Professional Fees	19	75	2	86	32
Previously Waived Fees Recovered by Advisor (Note C)	—	—	103	—	—
Other	66	150	7	125	70

Total Expenses	3,261	9,214	1,123	7,761	3,684

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	24	—	—
Fees Paid Indirectly (Note C)	—	—	—	68	41

Net Expenses	3,261	9,214	1,099	7,693	3,643

Net Investment Income (Loss)	19,961	65,414	4,063	83,391	42,038

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	47,003	(2,951)	8,898	(13,359)	(2,410)
Affiliated Investment Companies Shares Sold	(14)	(30)	(1)	(19)	(12)
Futures	327	—	(224)	(71)	(1,380)
Foreign Currency Transactions	—	—	—	(2,205)	(1,307)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(321,125)	(937,918)	(29,625)	(1,015,915)	(427,569)
Affiliated Investment Companies Shares	(17)	(41)	(5)	(79)	(36)
Translation of Foreign Currency-Denominated Amounts	—	—	—	(507)	(255)

Net Realized and Unrealized Gain (Loss)	(273,826)	(940,940)	(20,957)	(1,032,155)	(432,969)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(253,865)	$(875,526)	$(16,894)	$(948,764)	$(390,931)

**	Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

70

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	Emerging Markets Sustainability Core 1 Portfolio#	Emerging Markets Social Core Equity Portfolio#	Global Social Core Equity Portfolio	DFA Social Fixed Income Portfolio#	DFA Global Sustainability Fixed Income Portfolio#
Investment Income
Income Distributions Received from Affiliated Investment Companies	—	—	$723	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	723	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $3,599, $6,309, $0, $0 and $0, respectively)	$26,421	$46,839	—	—	—
Interest	—	—	—	$12,700	$19,808
Income from Securities Lending	928	2,036	—	25	33

Total Fund Investment Income	27,349	48,875	—	12,725	19,841

Fund Expenses
Investment Management Fees	3,346	5,648	—	958	1,860
Accounting & Transfer Agent Fees	180	163	3	68	113
Custodian Fees	582	1,036	—	3	36
Filing Fees	44	34	5	43	48
Shareholders’ Reports	58	90	—	49	46
Directors’/Trustees’ Fees & Expenses	10	7	—	5	11
Professional Fees	73	89	1	7	12
Previously Waived Fees Recovered by Advisor (Note C)	—	—	49	—	153
Other	51	48	—	10	22

Total Fund Expenses	4,344	7,115	58	1,143	2,301

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	28	—	—
Fees Paid Indirectly (Note C)	12	10	—	4	26

Net Expenses	4,332	7,105	30	1,139	2,275

Net Investment Income (Loss)	23,017	41,770	693	11,586	17,566

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	680	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(28,407)	(29,983)	—	(9,230)	(32,657)
Affiliated Investment Companies Shares Sold	(5)	(7)	(804)	—	(5)
Futures	175	(1,572)	10	—	—
Foreign Currency Transactions	(261)	(667)	—	1	90
Forward Currency Contracts	(1)	—	—	—	63,952
In-Kind Redemptions	—	—	10,806	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(288,495)	(488,104)	—	(91,337)	(215,582)
Affiliated Investment Companies Shares	(11)	(11)	(18,774)	(7)	(5)
Translation of Foreign Currency-Denominated Amounts	4	10	—	1	(125)
Forward Currency Contracts	—	—	—	5	2,718

Net Realized and Unrealized Gain (Loss)	(317,001)	(520,334)	(8,082)	(100,567)	(181,614)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(293,984)	$(478,564)	$(7,389)	$(88,981)	$(164,048)

**	Net of foreign capital gain taxes withheld of $385, $1,424, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

71

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Social Core Equity 2		U.S. Sustainability Core 1		U.S. Sustainability		International Sustainability
	Portfolio		Portfolio		Targeted Value Portfolio		Core 1 Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$19,961	$19,124	$65,414	$51,702	$4,063	$2,888	$83,391	$67,811
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	47,003	84,680	(2,951)	98,651	8,898	13,002	(13,359)	31,351
Affiliated Investment Companies Shares Sold	(14)	(2)	(30)	(9)	(1)	—	(19)	(3)
Futures	327	723	—	—	(224)	226	(71)	134
Foreign Currency Transactions	—	—	—	—	—	—	(2,205)	(362)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(321,125)	479,044	(937,918)	1,406,334	(29,625)	55,951	(1,015,915)	701,948
Affiliated Investment Companies Shares	(17)	—	(41)	—	(5)	—	(79)	(6)
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	—	—	(507)	(122)

Net Increase (Decrease) in Net Assets Resulting from Operations	(253,865)	583,569	(875,526)	1,556,678	(16,894)	72,067	(948,764)	800,751

Distributions:
Institutional Class Shares	(81,329)	(19,292)	(128,219)	(54,438)	(15,936)	(3,000)	(91,322)	(61,506)
Capital Share Transactions (1):
Shares Issued	352,196	267,671	1,373,414	1,617,763	145,067	176,116	1,160,713	793,954
Shares Issued in Lieu of Cash Distributions	74,089	17,323	120,003	50,805	15,927	3,000	83,313	55,899
Shares Redeemed	(426,837)	(350,926)	(1,252,750)	(783,458)	(91,524)	(52,853)	(934,484)	(382,281)

Net Increase (Decrease) from Capital Share Transactions	(552)	(65,932)	240,667	885,110	69,470	126,263	309,542	467,572

Total Increase (Decrease) in Net Assets	(335,746)	498,345	(763,078)	2,387,350	36,640	195,330	(730,544)	1,206,817
Net Assets
Beginning of Year	1,744,512	1,246,167	5,624,655	3,237,305	285,842	90,512	3,386,249	2,179,432

End of Year	$1,408,766	$1,744,512	$4,861,577	$5,624,655	$322,482	$285,842	$2,655,705	$3,386,249

(1) Shares Issued and Redeemed:
Shares Issued	16,322	12,038	42,266	49,247	8,810	10,828	103,057	62,005
Shares Issued in Lieu of Cash Distributions	3,202	789	3,520	1,562	945	189	7,544	4,333
Shares Redeemed	(19,444)	(15,819)	(39,141)	(24,374)	(5,674)	(3,213)	(85,977)	(30,145)

Net Increase (Decrease) from Shares Issued and Redeemed	80	(2,992)	6,645	26,435	4,081	7,804	24,624	36,193

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

72

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

			Emerging Markets
	International Social Core		Sustainability		Emerging Markets Social
	Equity Portfolio		Core 1 Portfolio		Core Equity Portfolio
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$42,038	$38,261	$23,017	$16,630	$41,770	$34,960
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(2,410)	49,563	(28,407)	19,015	(29,983)	87,611
Affiliated Investment Companies Shares Sold	(12)	—	(5)	(1)	(7)	(1)
Futures	(1,380)	463	175	241	(1,572)	1,617
Foreign Currency Transactions	(1,307)	123	(261)	(320)	(667)	(376)
Forward Currency Contracts	—	—	(1)	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(427,569)	376,399	(288,495)	84,666	(488,104)	238,734
Affiliated Investment Companies Shares	(36)	(4)	(11)	—	(11)	(1)
Futures	—	—	—	2	—	—
Translation of Foreign Currency-Denominated Amounts	(255)	(80)	4	(9)	10	4

Net Increase (Decrease) in Net Assets Resulting from Operations	(390,931)	464,725	(293,984)	120,224	(478,564)	362,548

Distributions:
Institutional Class Shares	(55,426)	(35,541)	(38,657)	(14,961)	(42,842)	(32,216)
Capital Share Transactions (1):
Shares Issued	341,848	227,396	470,749	314,650	452,504	319,628
Shares Issued in Lieu of Cash Distributions	50,164	32,098	37,940	14,600	36,271	27,163
Shares Redeemed	(409,427)	(302,457)	(343,401)	(134,156)	(421,764)	(430,806)

Net Increase (Decrease) from Capital Share Transactions	(17,415)	(42,963)	165,288	195,094	67,011	(84,015)

Total Increase (Decrease) in Net Assets	(463,772)	386,221	(167,353)	300,357	(454,395)	246,317
Net Assets
Beginning of Year	1,601,533	1,215,312	963,873	663,516	1,714,154	1,467,837

End of Year	$1,137,761	$1,601,533	$796,520	$963,873	$1,259,759	$1,714,154

(1) Shares Issued and Redeemed:
Shares Issued	26,256	15,187	52,640	28,986	31,762	19,842
Shares Issued in Lieu of Cash Distributions	3,829	2,154	4,232	1,364	2,754	1,672
Shares Redeemed	(30,805)	(20,489)	(39,508)	(12,426)	(30,254)	(26,308)

Net Increase (Decrease) from Shares Issued and Redeemed	(720)	(3,148)	17,364	17,924	4,262	(4,794)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $385 and $1,424, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $274 and $26, respectively.

See accompanying Notes to Financial Statements.

73

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Global Social Core		DFA Social Fixed Income		DFA Global Sustainability
	Equity Portfolio		Portfolio		Fixed Income Portfolio
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$693	$1,636	$11,586	$9,198	$17,566	$11,716
Capital Gain Distributions Received from Affiliated Investment Companies	680	—	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	(9,230)	5,874	(32,657)	2,052
Affiliated Investment Companies Shares Sold	(804)	129	—	(1)	(5)	(1)
Futures	10	(15)	—	—	—	—
Foreign Currency Transactions	—	—	1	1	90	128
Forward Currency Contracts	—	—	—	(271)	63,952	(2,369)
In-Kind Redemptions	10,806	12,725	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	(91,337)	(20,002)	(215,582)	(24,652)
Affiliated Investment Companies Shares	(18,774)	17,413	(7)	—	(5)	—
Translation of Foreign Currency-Denominated Amounts	—	—	1	(2)	(125)	(51)
Forward Currency Contracts	—	—	5	(74)	2,718	(2,448)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,389)	31,888	(88,981)	(5,277)	(164,048)	(15,625)

Distributions:
Institutional Class Shares	(833)	(2,374)	(16,681)	(9,503)	(18,107)	(10,882)
Capital Share Transactions (1):
Shares Issued	25,251	11,303	189,509	216,502	540,698	484,832
Shares Issued in Lieu of Cash Distributions	820	2,368	16,184	9,273	18,018	10,854
Shares Redeemed	(48,339)	(48,793)	(179,371)	(72,790)	(449,079)	(138,877)

Net Increase (Decrease) from Capital Share Transactions	(22,268)	(35,122)	26,322	152,985	109,637	356,809

Total Increase (Decrease) in Net Assets	(30,490)	(5,608)	(79,340)	138,205	(72,518)	330,302
Net Assets
Beginning of Year	70,243	75,851	545,008	406,803	891,738	561,436

End of Year	$39,753	$70,243	$465,668	$545,008	$819,220	$891,738

(1) Shares Issued and Redeemed:
Shares Issued	2,116	887	19,569	20,193	54,226	43,349
Shares Issued in Lieu of Cash Distributions	72	197	1,655	865	1,744	959
Shares Redeemed	(3,647)	(3,702)	(18,679)	(6,784)	(45,631)	(12,499)

Net Increase (Decrease) from Shares Issued and Redeemed	(1,459)	(2,618)	2,545	14,274	10,339	31,809

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

74

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Social Core Equity 2 Portfolio					U.S. Sustainability Core 1 Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$24.72	$16.94	$16.92	$15.83	$15.58	$36.55	$25.40	$23.65	$21.35	$20.47

Income from Investment Operations (A)
Net Investment Income (Loss)	0.28	0.27	0.25	0.25	0.24	0.41	0.37	0.34	0.33	0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.89)	7.78	0.39	1.33	0.41	(5.85)	11.17	1.92	2.46	1.06

Total from Investment Operations	(3.61)	8.05	0.64	1.58	0.65	(5.44)	11.54	2.26	2.79	1.36

Less Distributions:
Net Investment Income	(0.25)	(0.27)	(0.24)	(0.24)	(0.22)	(0.38)	(0.39)	(0.30)	(0.30)	(0.28)
Net Realized Gains	(0.92)	—	(0.38)	(0.25)	(0.18)	(0.44)	—	(0.21)	(0.19)	(0.20)

Total Distributions	(1.17)	(0.27)	(0.62)	(0.49)	(0.40)	(0.82)	(0.39)	(0.51)	(0.49)	(0.48)

Net Asset Value, End of Year	$19.94	$24.72	$16.94	$16.92	$15.83	$30.29	$36.55	$25.40	$23.65	$21.35

Total Return	(15.22%)	47.73%	3.85%	10.43%	4.19%	(15.14%)	45.64%	9.73%	13.39%	6.68%

Net Assets, End of Year (thousands)	$1,408,766	$1,744,512	$1,246,167	$1,248,004	$1,203,289	$4,861,577	$5,624,655	$3,237,305	$2,099,507	$1,656,355
Ratio of Expenses to Average Net Assets	0.21%	0.23%	0.28%	0.29%	0.28%	0.18%	0.21%	0.25%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.21%	0.23%	0.28%	0.29%	0.28%	0.18%	0.21%	0.25%	0.26%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.29%	1.20%	1.56%	1.59%	1.44%	1.25%	1.13%	1.39%	1.48%	1.38%
Portfolio Turnover Rate	14%	16%	13%	18%	9%	7%	8%	5%	12%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

75

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S.
	Sustainability
	Targeted Value
	Portfolio				International Sustainability Core 1 Portfolio
			Period
	Year	Year	Jul 7,		Year	Year	Year	Year	Year
	Ended	Ended	2020 Ʊ to		Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$18.06	$11.28	$10.00		$13.43	$10.09	$10.55	$9.74	$10.86

Income from Investment Operations (A)
Net Investment Income (Loss)	0.22	0.23	0.05		0.31	0.29	0.20	0.29	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.12)	6.81	1.27		(3.80)	3.31	(0.47)	0.79	(1.14)

Total from Investment Operations	(0.90)	7.04	1.32		(3.49)	3.60	(0.27)	1.08	(0.87)

Less Distributions:
Net Investment Income	(0.21)	(0.20)	(0.04)		(0.34)	(0.26)	(0.19)	(0.27)	(0.25)
Net Realized Gains	(0.75)	(0.06)	—		—	—	—	—	—

Total Distributions	(0.96)	(0.26)	(0.04)		(0.34)	(0.26)	(0.19)	(0.27)	(0.25)

Net Asset Value, End of Period	$16.20	$18.06	$11.28		$9.60	$13.43	$10.09	$10.55	$9.74

Total Return	(5.18%)	62.79%	13.19	%(B)	(26.29%)	35.82%	(2.58%)	11.26%	(8.21%)

Net Assets, End of Period (thousands)	$322,482	$285,842	$90,512		$2,655,705	$3,386,249	$2,179,432	$1,375,052	$932,412
Ratio of Expenses to Average Net Assets	0.36%	0.40%	0.40	%(C)(D)	0.25%	0.27%	0.32%	0.35%	0.37%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.37%	0.46%	0.78	%(C)(D)	0.25%	0.27%	0.33%	0.36%	0.34%
Ratio of Net Investment Income to Average Net Assets	1.33%	1.39%	1.35	%(C)(D)	2.70%	2.28%	1.97%	2.89%	2.47%
Portfolio Turnover Rate	29%	21%	3	%(B)	14%	7%	4%	5%	8%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

76

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

						Emerging
						Markets
						Sustainability Core 1
	International Social Core Equity Portfolio					Portfolio
										Period
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Mar 27,
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	2018 Ʊ to
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$15.60	$11.49	$12.64	$12.17	$13.69	$10.51	$8.99	$8.86	$8.01	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.41	0.37	0.27	0.38	0.37	0.23	0.20	0.17	0.21	0.13
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.30)	4.09	(1.16)	0.47	(1.55)	(3.05)	1.49	0.11	0.81	(2.04)

Total from Investment Operations	(3.89)	4.46	(0.89)	0.85	(1.18)	(2.82)	1.69	0.28	1.02	(1.91)

Less Distributions:
Net Investment Income	(0.48)	(0.35)	(0.26)	(0.38)	(0.34)	(0.22)	(0.17)	(0.15)	(0.17)	(0.08)
Net Realized Gains	(0.07)	—	—	—	—	(0.17)	—	—	—	—

Total Distributions	(0.55)	(0.35)	(0.26)	(0.38)	(0.34)	(0.39)	(0.17)	(0.15)	(0.17)	(0.08)

Net Asset Value, End of Year	$11.16	$15.60	$11.49	$12.64	$12.17	$7.30	$10.51	$8.99	$8.86	$8.01

Total Return	(25.40%)	38.96%	(7.10%)	7.18%	(8.86%)	(27.51%)	18.83%	3.27%	12.85%	(19.13	%)(B)

Net Assets, End of Year (thousands)	$1,137,761	$1,601,533	$1,215,312	$1,207,738	$1,057,790	$796,520	$963,873	$663,516	$272,648	$111,976
Ratio of Expenses to Average Net Assets	0.27%	0.29%	0.32%	0.33%	0.33%	0.46%	0.49%	0.60%	0.63%	0.65	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.27%	0.29%	0.33%	0.35%	0.33%	0.46%	0.49%	0.61%	0.69%	0.73	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	3.09%	2.49%	2.29%	3.15%	2.67%	2.45%	1.87%	1.97%	2.44%	2.32	%(C)(D)
Portfolio Turnover Rate	24%	20%	9%	17%	8%	14%	13%	5%	6%	6	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

77

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

						Global
						Social Core
						Equity
	Emerging Markets Social Core Equity Portfolio					Portfolio
										Period
	Year	Year	Year	Year	Year	Year		Year		Nov 19,
	Ended	Ended	Ended	Ended	Ended	Ended		Ended		2019 Ʊ to
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,		Oct 31,		Oct 31,
	2022	2021	2020	2019	2018	2022		2021		2020
Net Asset Value, Beginning of Year	$16.08	$13.18	$13.38	$12.25	$14.41	$13.29		$9.60		$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.38	0.33	0.27	0.35	0.31	0.22		0.20		0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.71)	2.87	(0.18)	1.13	(2.18)	(2.82)		3.77		(0.41)

Total from Investment Operations	(4.33)	3.20	0.09	1.48	(1.87)	(2.60)		3.97		(0.24)

Less Distributions:
Net Investment Income	(0.39)	(0.30)	(0.29)	(0.35)	(0.29)	(0.24)		(0.19)		(0.16)
Net Realized Gains	—	—	—	—	—	(0.06)		(0.09)		—

Total Distributions	(0.39)	(0.30)	(0.29)	(0.35)	(0.29)	(0.30)		(0.28)		(0.16)

Net Asset Value, End of Year	$11.36	$16.08	$13.18	$13.38	$12.25	$10.39		$13.29		$9.60

Total Return	(27.23%)	24.28%	0.82%	12.20%	(13.19%)	(19.80%)		41.79%		(2.29	%)(B)

Net Assets, End of Year (thousands)	$1,259,759	$1,714,154	$1,467,837	$1,466,938	$1,318,615	$39,753		$70,243		$75,851
Ratio of Expenses to Average Net Assets *	0.45%	0.47%	0.53%	0.54%	0.53%	0.34	%(E)	0.34	%(E)	0.34	%(C)(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.45%	0.47%	0.54%	0.55%	0.53%	0.34	%(E)	0.36	%(E)	0.57	%(C)(D)(E)
Ratio of Net Investment Income to Average Net Assets	2.64%	2.00%	2.16%	2.64%	2.18%	1.87	%(E)	1.60	%(E)	1.86	%(C)(D)(E)
Portfolio Turnover Rate	25%	22%	20%	15%	11%	N/A		N/A		N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A	N/A	N/A	N/A	N/A	0.26%		0.28%		0.32	%(C)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

78

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

						DFA Global
						Sustainability
						Fixed Income
	DFA Social Fixed Income Portfolio					Portfolio
									Period
	Year	Year	Year	Year	Year	Year	Year	Year	Nov 6,
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	2018 Ʊ to
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.55	$10.89	$10.36	$9.43	$9.90	$11.00	$11.40	$11.00	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.22	0.20	0.24	0.26	0.23	0.20	0.17	0.18	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.86)	(0.33)	0.53	0.92	(0.48)	(2.03)	(0.37)	0.45	0.96

Total from Investment Operations	(1.64)	(0.13)	0.77	1.18	(0.25)	(1.83)	(0.20)	0.63	1.16

Less Distributions:
Net Investment Income	(0.22)	(0.19)	(0.24)	(0.25)	(0.22)	(0.20)	(0.18)	(0.21)	(0.16)
Net Realized Gains	(0.10)	(0.02)	—	—	—	(0.01)	(0.02)	(0.02)	—

Total Distributions	(0.32)	(0.21)	(0.24)	(0.25)	(0.22)	(0.21)	(0.20)	(0.23)	(0.16)

Net Asset Value, End of Period	$8.59	$10.55	$10.89	$10.36	$9.43	$8.96	$11.00	$11.40	$11.00

Total Return	(15.92%)	(1.19%)	7.54%	12.72%	(2.50%)	(16.88%)	(1.78%)	5.83%	11.65	%(B)

Net Assets, End of Period (thousands)	$465,668	$545,008	$406,803	$298,233	$226,233	$819,220	$891,738	$561,436	$351,487
Ratio of Expenses to Average Net Assets	0.22%	0.23%	0.25%	0.27%	0.27%	0.26%	0.28%	0.28%	0.28	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.22%	0.23%	0.25%	0.26%	0.25%	0.26%	0.28%	0.30%	0.33	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	2.26%	1.89%	2.21%	2.60%	2.43%	1.99%	1.55%	1.62%	1.85	%(C)(D)
Portfolio Turnover Rate	27%	21%	18%	15%	9%	29%	11%	19%	7	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

79

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company whose shares are offered without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers one hundred and two operational portfolios, ten of which, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Sustainability Core 1 Portfolio, Emerging Markets Social Core Equity Portfolio, Global Social Core Equity Portfolio, DFA Social Fixed Income Portfolio, and DFA Global Sustainability Fixed Income Portfolio (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Global Social Core Equity Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (collectively, the “Underlying Funds”). The Global Social Core Equity Portfolio may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Global Social Core Equity Portfolio invests in three Underlying Funds within the Fund. As of October 31, 2022, the Global Social Core Equity Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Fund of Funds	Underlying Funds	Percentage Ownership at 10/31/2022
Global Social Core Equity Portfolio	U.S. Social Core Equity 2 Portfolio (IDG)	2%
	International Social Core Equity Portfolio (IDG)	1%
	Emerging Markets Social Core Equity Portfolio (IDG)	—

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

80

Securities held by U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio and U.S. Sustainability Targeted Value Portfolio (the “Domestic Equity Portfolios”) and International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio and Emerging Markets Sustainability Core 1 Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Shares held by the Global Social Core Equity Portfolio in other investment companies (such as the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

81

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables are included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

82

The International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Emerging Markets Social Core Equity Portfolio and Emerging Markets Sustainability Core 1 Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. The Advisor is not paid a fee for the services it provides as investment advisor to the Global Social Core Equity Portfolio. As a shareholder of the Underlying Funds, the Global Social Core Equity Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

For the year ended October 31, 2022, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Social Core Equity 2 Portfolio	0.18	%*
U.S. Sustainability Core 1 Portfolio	0.15	%*
U.S. Sustainability Targeted Value Portfolio	0.31	%*
International Sustainability Core 1 Portfolio	0.20	%*
International Social Core Equity Portfolio	0.22	%*
Emerging Markets Sustainability Core 1 Portfolio	0.36	%*
Emerging Markets Social Core Equity Portfolio	0.36	%*
Global Social Core Equity Portfolio	0.00%
DFA Social Fixed Income Portfolio	0.19	%*
DFA Global Sustainability Fixed Income Portfolio	0.21	%*

*	Effective as of February 28, 2022, the management fees payable by the following Portfolios were reduced as follows:

	Management Fee Prior to	Management Fee Effective
Portfolio	February 28, 2022	February 28, 2022
U.S. Social Core Equity 2 Portfolio	0.19%	0.18%
U.S. Sustainability Core 1 Portfolio	0.16%	0.14%
U.S. Sustainability Targeted Value Portfolio	0.36%	0.28%
International Sustainability Core 1 Portfolio	0.21%	0.20%
International Social Core Equity Portfolio	0.23%	0.22%
Emerging Markets Sustainability Core 1 Portfolio	0.37%	0.35%
Emerging Markets Social Core Equity Portfolio	0.37%	0.35%
DFA Social Fixed Income Portfolio	0.20%	0.18%
DFA Global Sustainability Fixed Income Portfolio	0.23%	0.20%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, including management fees, and in some instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the Portfolios will remain in effect through February 28, 2023. The Fee Waiver Agreements may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2022, the Portfolios had expense limits

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based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2022, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Social Core Equity 2 Portfolio (1)	0.60%	—	—	—
U.S. Sustainability Core 1 Portfolio (2)	0.25%	—	—	—
U.S. Sustainability Targeted Value Portfolio (3)	0.34%	$103	$24	$142
International Sustainability Core 1 Portfolio (2)	0.38%	—	—	—
International Social Core Equity Portfolio (2)	0.38%	—	—	—
Emerging Markets Sustainability Core 1 Portfolio (3)	0.65%	—	—	—
Emerging Markets Social Core Equity Portfolio (2)	0.57%	—	—	—
Global Social Core Equity Portfolio (4)	0.34%	49	28	98
DFA Social Fixed Income Portfolio (2)	0.27%	—	—	—
DFA Global Sustainability Fixed Income Portfolio (3)	0.25%	153	—	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the Portfolio’s ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the class of the Portfolio’s average net assets (the “Expense Limitation Amount”).

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio listed above, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”).

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of each of the Portfolios listed above (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio listed above to the rates listed above as a percentage of the average net assets of a class of the respective Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amounts for the U.S. Sustainability Targeted Value Portfolio and DFA Global Sustainability Fixed Income Portfolio were 0.40% and 0.28%, respectively.

(4)

The Advisor has contractually agreed to assume all or a portion of the ordinary other expenses of the Institutional Class of the Global Social Core Equity Portfolio to the extent necessary to limit the ordinary operating expenses of the Institutional Class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund) (“Portfolio Expenses”) to the rate listed above as a percentage of the class of the Portfolio’s average net assets (the “Expense Limitation Amount”). The maximum amount assumed under this assumption agreement is the full amount of the ordinary other expenses incurred directly by the Global Social Core Equity Portfolio and, accordingly, it is possible for the net Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount under certain circumstances.

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Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the year ended October 31, 2022, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
International Sustainability Core 1 Portfolio	$68
International Social Core Equity Portfolio	41
Emerging Markets Sustainability Core 1 Portfolio	12
Emerging Markets Social Core Equity Portfolio	10
DFA Social Fixed Income Portfolio	4
DFA Global Sustainability Fixed Income Portfolio	26

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2022, the total related amount paid by the Fund to the CCO was $166 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

U.S. Social Core Equity 2 Portfolio	—
U.S. Sustainability Core 1 Portfolio	—
U.S. Sustainability Targeted Value Portfolio	—
International Sustainability Core 1 Portfolio	—
International Social Core Equity Portfolio	—
Emerging Markets Sustainability Core 1 Portfolio	—
Emerging Markets Social Core Equity Portfolio	$7
Global Social Core Equity Portfolio	—
DFA Social Fixed Income Portfolio	—
DFA Global Sustainability Fixed Income Portfolio	—

E. Purchases and Sales of Securities:

For the year ended October 31, 2022, the Portfolios made the following purchases and sales of investment securities other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Equity Portfolios) (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Social Core Equity 2 Portfolio	—	—	$216,915	$255,802
U.S. Sustainability Core 1 Portfolio	—	—	590,907	356,861
U.S. Sustainability Targeted Value Portfolio	—	—	147,003	88,519
International Sustainability Core 1 Portfolio	—	—	754,505	438,758

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	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
International Social Core Equity Portfolio	—	—	$325,348	$341,658
Emerging Markets Sustainability Core 1 Portfolio	—	—	278,357	126,074
Emerging Markets Social Core Equity Portfolio	—	—	453,188	388,472
DFA Social Fixed Income Portfolio	$46,144	$85,969	112,188	51,329
DFA Global Sustainability Fixed Income Portfolio	35,116	51,759	386,867	196,794

For the year ended October 31, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
U.S. Social Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$35,077	$294,575	$293,531	$(14)	$(17)	$36,090	3,122	$374	—

Total	$35,077	$294,575	$293,531	$(14)	$(17)	$36,090	3,122	$374	—

U.S. Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$106,736	$730,867	$754,114	$(30)	$(41)	$83,418	7,215	$916	—

Total	$106,736	$730,867	$754,114	$(30)	$(41)	$83,418	7,215	$916	—

U.S. Sustainability Targeted Value Portfolio
The DFA Short Term Investment Fund	$2,767	$70,589	$60,716	$(1)	$(5)	$12,634	1,093	$117	—

Total	$2,767	$70,589	$60,716	$(1)	$(5)	$12,634	1,093	$117	—

International Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$140,332	$918,880	$892,853	$(19)	$(79)	$166,261	14,381	$1,770	—

Total	$140,332	$918,880	$892,853	$(19)	$(79)	$166,261	14,381	$1,770	—

International Social Core Equity Portfolio
The DFA Short Term Investment Fund	$70,171	$388,871	$382,411	$(12)	$(36)	$76,583	6,624	$794	—

Total	$70,171	$388,871	$382,411	$(12)	$(36)	$76,583	6,624	$794	—

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	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
Emerging Markets Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$14,238	$132,347	$123,960	$(5)	$(11)	$22,609	1,956	—	—

Total	$14,238	$132,347	$123,960	$(5)	$(11)	$22,609	1,956	—	—

Emerging Markets Social Core Equity Portfolio
The DFA Short Term Investment Fund	$28,983	$172,023	$172,314	$(7)	$(11)	$28,674	2,480	$279	—

Total	$28,983	$172,023	$172,314	$(7)	$(11)	$28,674	2,480	$279	—

Global Social Core Equity Portfolio
U.S. Social Core Equity 2 Portfolio	$41,524	$15,496	$28,455	$7,207	$(11,245)	$24,527	1,230	$255	$642
International Social Core Equity Portfolio	20,308	7,587	13,741	2,063	(5,322)	10,895	976	350	38
Emerging Markets Social Core Equity Portfolio	8,418	3,077	5,694	732	(2,207)	4,326	381	119	—

Total	$70,250	$26,160	$47,890	$10,002	$(18,774)	$39,748	2,587	$724	$680

DFA Social Fixed Income Portfolio
The DFA Short Term Investment Fund	$22,102	$134,720	$139,119	—	$(7)	$17,696	1,531	$213	—

Total	$22,102	$134,720	$139,119	—	$(7)	$17,696	1,531	$213	—

DFA Global Sustainability Fixed Income Portfolio
The DFA Short Term Investment Fund	$8,595	$83,008	$78,185	$(5)	$(5)	$13,408	1,160	$137	—

Total	$8,595	$83,008	$78,185	$(5)	$(5)	$13,408	1,160	$137	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains

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tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Social Core Equity 2 Portfolio
2021	$19,291	—	—	$19,291
2022	19,275	$62,054	—	81,329
U.S. Sustainability Core 1 Portfolio
2021	54,438	—	—	54,438
2022	62,697	65,523	—	128,220
U.S. Sustainability Targeted Value Portfolio
2021	2,889	111	—	3,000
2022	14,071	1,866	—	15,937
International Sustainability Core 1 Portfolio
2021	61,506	—	—	61,506
2022	91,322	—	—	91,322
International Social Core Equity Portfolio
2021	35,542	—	—	35,542
2022	50,390	5,036	—	55,426
Emerging Markets Sustainability Core 1 Portfolio
2021	14,961	—	—	14,961
2022	23,758	14,899	—	38,657
Emerging Markets Social Core Equity Portfolio
2021	32,216	—	—	32,216
2022	42,842	—	—	42,842
Global Social Core Equity Portfolio
2021	1,629	745	—	2,374
2022	790	43	—	833
DFA Social Fixed Income Portfolio
2021	8,775	729	—	9,504
2022	12,092	4,589	—	16,681
DFA Global Sustainability Fixed Income Portfolio
2021	9,900	982	—	10,882
2022	17,132	975	—	18,107

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As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Social Core Equity 2 Portfolio	$(1,763)	$(4,414)	$(6,177)
U.S. Sustainability Core 1 Portfolio	(1,362)	—	(1,362)
U.S. Sustainability Targeted Value Portfolio	(177)	(1,289)	(1,466)
International Sustainability Core 1 Portfolio	(3,195)	—	(3,195)
International Social Core Equity Portfolio	(1,772)	—	(1,772)
Emerging Markets Sustainability Core 1 Portfolio	(2,222)	—	(2,222)
Emerging Markets Social Core Equity Portfolio	(3,714)	—	(3,714)
Global Social Core Equity Portfolio	(25)	—	(25)
DFA Social Fixed Income Portfolio	(281)	—	(281)
DFA Global Sustainability Fixed Income Portfolio	(1,580)	—	(1,580)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Social Core Equity 2 Portfolio	—	$43,259	—	$575,281	$618,540
U.S. Sustainability Core 1 Portfolio	$3,705	—	$(2,655)	1,355,070	1,356,120
U.S. Sustainability Targeted Value Portfolio	—	7,688	—	33,462	41,150
International Sustainability Core 1 Portfolio	4,310	—	(22,682)	(131,897)	(150,269)
International Social Core Equity Portfolio	2,255	—	(5,427)	(63,155)	(66,327)
Emerging Markets Sustainability Core 1 Portfolio	1,969	—	(28,428)	(150,907)	(177,366)
Emerging Markets Social Core Equity Portfolio	9,623	—	(67,089)	(13,724)	(71,190)
Global Social Core Equity Portfolio	—	—	(138)	(2,725)	(2,863)
DFA Social Fixed Income Portfolio	297	—	(9,124)	(81,709)	(90,536)
DFA Global Sustainability Fixed Income Portfolio	6,856	—	(27,091)	(151,958)	(172,193)

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For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
U.S. Sustainability Core 1 Portfolio	$2,655	$2,655
International Sustainability Core 1 Portfolio	22,682	22,682
International Social Core Equity Portfolio	5,427	5,427
Emerging Markets Sustainability Core 1 Portfolio	28,428	28,428
Emerging Markets Social Core Equity Portfolio	67,089	67,089
Global Social Core Equity Portfolio	138	138
DFA Social Fixed Income Portfolio	9,124	9,124
DFA Global Sustainability Fixed Income Portfolio	27,091	27,091

During the year ended October 31, 2022, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Social Core Equity 2 Portfolio	$865,140	$621,695	$(46,413)	$575,282
U.S. Sustainability Core 1 Portfolio	3,586,469	1,567,846	(212,775)	1,355,071
U.S. Sustainability Targeted Value Portfolio	302,787	55,665	(22,204)	33,461
International Sustainability Core 1 Portfolio	2,934,755	309,093	(440,501)	(131,408)
International Social Core Equity Portfolio	1,275,167	150,751	(213,622)	(62,871)
Emerging Markets Sustainability Core 1 Portfolio	969,342	94,551	(241,833)	(147,282)
Emerging Markets Social Core Equity Portfolio	1,299,896	275,719	(282,121)	(6,402)
Global Social Core Equity Portfolio	42,474	263	(2,988)	(2,725)
DFA Social Fixed Income Portfolio	557,192	32	(81,742)	(81,710)
DFA Global Sustainability Fixed Income Portfolio	966,051	3,155	(154,768)	(151,613)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

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2. Forward Currency Contracts: The DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio hedge their foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency exchange rates. The DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio may enter into forward foreign currency contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. The DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio also may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts.

3. Futures Contracts: The Domestic Equity Portfolios, Global Social Core Equity Portfolio and the International Equity Portfolios listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Domestic Equity Portfolios, Global Social Core Equity Portfolio and the International Equity Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Domestic Equity Portfolios, Global Social Core Equity Portfolio and the International Equity Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements.

The Domestic Equity Portfolios, Global Social Core Equity Portfolio and the International Equity Portfolios entering into stock index futures are subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2022 was as follows (amounts in thousands):

	Forward
	Currency
	Contracts*	Futures
U.S. Sustainability Core 1 Portfolio	$—	$165
U.S. Sustainability Targeted Value Portfolio	—	288
International Sustainability Core 1 Portfolio	—	863
Emerging Markets Social Core Equity Portfolio	—	2,821
DFA Social Fixed Income Portfolio	243	—
DFA Global Sustainability Fixed Income Portfolio	506,556	—

*	Average amount of Currency Purchased/Sold in USD.

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The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value	Forward
	at	Currency
	October 31, 2022	Contracts (1)
DFA Social Fixed Income Portfolio	$22	$22
DFA Global Sustainability Fixed Income Portfolio	4,797	4,797

	Liability Derivatives Value
	Total Value	Forward
	at	Currency
	October 31, 2022	Contracts (2)
DFA Social Fixed Income Portfolio	$(16)	$(16)
DFA Global Sustainability Fixed Income Portfolio	(2,572)	(2,572)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
		Forward
		Currency	Equity
	Total	Contracts (1)	Contracts (2)
U.S. Social Core Equity 2 Portfolio	$327	—	$327	*
U.S. Sustainability Targeted Value Portfolio	(224)	—	(224	)*
International Sustainability Core 1 Portfolio	(71)	—	(71	)*
International Social Core Equity Portfolio	(1,380)	—	(1,380	)*
Emerging Markets Sustainability Core 1 Portfolio	174	$(1)	175	*
Emerging Markets Social Core Equity Portfolio	(1,572)	—	(1,572	)*
Global Social Core Equity Portfolio	10	—	10	*
DFA Global Sustainability Fixed Income Portfolio	63,952	63,952	—

	Change in Unrealized Appreciation (Depreciation) on Derivatives
		Forward
		Currency
	Total	Contracts (3)
DFA Social Fixed Income Portfolio	$5	$5
DFA Global Sustainability Fixed Income Portfolio	2,718	2,718

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.

*	As of October 31, 2022, there were no futures contracts outstanding. During the year ended October 31, 2022, the Portfolios had limited activity in futures contracts.

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Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Portfolio entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, a Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents each Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2022 (amounts in thousands):

	Gross Amounts of	Net Amounts of Assets Presented in the Statements	Gross Amounts Not Offset in the Statements of Assets and Liabilities				Gross Amounts of	Net Amounts of Liabilities Presented in the Statements	Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Recognized	of Assets	Financial	Non-Cash	Cash	Net	Recognized	of Assets	Financial	Non-Cash	Cash	Net
	Assets	and	Instruments	Collateral	Collateral	Amount	Liabilities	and	Instruments	Collateral	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	Received	(c)	(a)	Liabilities	(d)	Pledged	Pledged	(e)

	Assets						Liabilities
DFA Social Fixed Income Portfolio
Bank of America Corp.	$8	$8	—	—	—	$8	—	—	—	—	—	—
Citibank, N.A.	—	—	—	—	—	—	$17	$17	—	—	—	$17
HSBC Bank	7	7	—	—	—	7	—	—	—	—	—	—
State Street Bank and Trust	7	7	—	—	—	7	—	—	—	—	—	—

Total	$22	$22	—	—	—	$22	$17	$17	—	—	—	$17

DFA Global Sustainability Fixed Income Portfolio
HSBC Bank	$2,459	$2,459	$(468)	—	—	$1,991	$468	$468	$(468)	—	—	—
Citibank, N.A.	168	168	(168)	—	—	—	551	551	(168)	—	—	$383
State Street Bank and Trust	1,286	1,286	(1,286)	—	—	—	1,306	1,306	(1,286)	—	—	20
Morgan Stanley and Co. International	826	826	(247)	—	—	579	247	247	(247)	—	—	—
Bank of New York Mellon	58	58	—	—	—	58	—	—	—	—	—	—

Total	$4,797	$4,797	$(2,169)	—	—	$2,628	$2,572	$2,572	$(2,169)	—	—	$403

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Note J contains information regarding securities lending amounts that are subject to netting arrangements.

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H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the year ended October 31, 2022, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 10/31/2022
U.S. Social Core Equity 2 Portfolio	1.81%	$8,374	54	$22	$24,133	$1,128
U.S. Sustainability Core 1 Portfolio	2.42%	9,076	22	15	28,300	—
U.S. Sustainability Targeted Value Portfolio	2.13%	1,584	22	2	3,785	—
International Sustainability Core 1 Portfolio	1.97%	6,587	21	7	16,244	195
International Social Core Equity Portfolio	1.56%	6,017	35	7	23,946	—
Emerging Markets Sustainability Core 1 Portfolio	2.41%	1,694	36	4	9,072	577
Emerging Markets Social Core Equity Portfolio	1.82%	1,701	87	7	8,156	—
Global Social Core Equity
Portfolio	3.08%	454	6	—	681	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022, that each Portfolio’s available line of credit was used.

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Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the year ended October 31, 2022.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2022, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the year ended October 31, 2022, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Social Core Equity 2 Portfolio	$34,903	$21,573	$(39)
U.S. Sustainability Core 1 Portfolio	99,744	25,710	(3,763)
U.S. Sustainability Targeted Value Portfolio	36,798	16,792	398
International Sustainability Core 1 Portfolio	51,983	45,379	(2,594)
International Social Core Equity Portfolio	21,943	42,446	(529)
Emerging Markets Sustainability Core 1 Portfolio	882	1,569	(91)
Emerging Markets Social Core Equity Portfolio	1,797	1,478	(21)

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J. Securities Lending:

As of October 31, 2022, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. Additionally, the following Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Social Core Equity 2 Portfolio	$14,161
U.S. Sustainability Core 1 Portfolio	83,347
U.S. Sustainability Targeted Value Portfolio	1,899
International Sustainability Core 1 Portfolio	23,658
International Social Core Equity Portfolio	15,642
Emerging Markets Sustainability Core 1 Portfolio	13,832
Emerging Markets Social Core Equity Portfolio	32,589

The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

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The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2022
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Social Core Equity 2 Portfolio
Common Stocks	$37,237	—	—	—	$37,237
U.S. Sustainability Core 1 Portfolio
Common Stocks	85,841	—	—	—	85,841
U.S. Sustainability Targeted Value Portfolio
Common Stocks	12,633	—	—	—	12,633
International Sustainability Core 1 Portfolio
Common Stocks	167,283	—	—	—	167,283
International Social Core Equity Portfolio
Common Stocks	77,079	—	—	—	77,079
Emerging Markets Sustainability Core 1 Portfolio
Common Stocks	22,078	—	—	—	22,078
Emerging Markets Social Core Equity Portfolio
Common Stocks	25,382	—	—	—	25,382
DFA Social Fixed Income Portfolio
Agency Obligations, Bonds	18,623	—	—	—	18,623
DFA Global Sustainability Fixed Income Portfolio
Bonds	13,521	—	—	—	13,521

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. In-Kind Redemptions:

During the year ended October 31, 2022, the Global Social Core Equity Portfolio realized net gains (losses) on in-kind redemptions as follows (amount in thousands):

Global Social Core Equity Portfolio	$10,806

M. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

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In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminates the asset segregation framework previously used by the Portfolios to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Portfolios began complying with the Valuation Rule on August 1, 2022.

N. Other:

As of October 31, 2022, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Social Core Equity 2 Portfolio	4	69%
U.S. Sustainability Core 1 Portfolio	4	78%
U.S. Sustainability Targeted Value Portfolio	3	93%
International Sustainability Core 1 Portfolio	3	74%
International Social Core Equity Portfolio	5	54%
Emerging Markets Sustainability Core 1 Portfolio	3	87%
Emerging Markets Social Core Equity Portfolio	4	47%
Global Social Core Equity Portfolio	6	92%
DFA Social Fixed Income Portfolio	4	79%
DFA Global Sustainability Fixed Income Portfolio	4	93%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Sustainability Core 1 Portfolio, Emerging Markets Social Core Equity Portfolio, Global Social Core Equity Portfolio, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Global Social Core Equity Portfolio, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio and summary schedules of portfolio holdings of U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Social Core Equity Portfolio (ten of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

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/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations committee and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were three Nominating Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were four Strategy Committee meetings held during the fiscal year ended October 31, 2022.

The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held for the Trust during the fiscal year ended October 31, 2022.

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Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since December 2021	Robert E. McDonough Professor of Business Administration and Finance, McDonough School of Business, Georgetown University (since 2003); Director, Georgetown Center for Financial Markets and Policy (since 2010); and Vice Provost of Faculty (2016-2020), Georgetown University.	147 portfolios in 5 investment companies	Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008- 2021) (22 funds); Director, REAN Cloud (technology) (2015-2018); Director, FBR & Co. (investment banking) (2011- 2017); and Director, Brightwood Capital Advisors, L.P. (private equity) (2013- 2020).

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM- Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	147 portfolios in 5 investment companies	None

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Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	147 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	147 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- 2018).

Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since December 2021	Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management; Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).	147 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	147 portfolios in 5 investment companies	Director (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (2 investment companies within the fund complex) (13 portfolios) (since 2009).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since December 2021	Professor of Finance, Yale School of Management (since 2004).	147 portfolios in 5 investment companies	Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (since 2017); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, KCG Holdings (trading company) (January 2017-July 2017).

104

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018-2019). Formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021).	147 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

105

Interested Directors/Trustees

The following interested Directors are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director Co-Chief Executive Officer	Director since December 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)

Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and Dimensional ETF Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Head of Global Financial Advisor Services for Dimensional Fund Advisors LP (since 2007) and Dimensional Investment LLC (since 2017); Formerly, Vice President (2007 – 2017) of all the DFA Entities; Formerly, Head of Global Advisor Services for Dimensional Investment LLC (2011-2017).

				147 portfolios in 5 investment companies	None
Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director Co-Chief Executive Officer and Chief Investment Officer	Chairman and Director since December 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of Dimensional Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director, Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of the DFA Entities; Formerly, Vice President (2007 – 2017) of the DFA Entities; Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of Dimensional Fund Advisors Canada ULC. Formerly, Director of Dimensional Fund Advisors Pte. Ltd. (2017-2018) and Dimensional Fund Advisors Ltd. (2018-2021).	147 portfolios in 5 investment companies	None

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: the Fund; DIG; DFAITC; DEM; and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

106

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown	Vice President and	Since	Vice President and Assistant Secretary of
1967	Assistant Secretary	2001	• all the DFA Entities (since 2001)
			• DFA Australia Limited (since 2002)
			• Dimensional Fund Advisors Ltd. (since 2002)
			• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
			• Dimensional Fund Advisors Pte. Ltd. (since 2012)
			• Dimensional Hong Kong Limited (since 2012)
			• Dimensional ETF Trust (since 2020)

			Director, Vice President and Assistant Secretary (since 2003) of
			• Dimensional Fund Advisors Canada ULC

Ryan P. Buechner	Vice President and	Since	Vice President and Assistant Secretary of
1982	Assistant Secretary	2019	• DFAIDG, DIG, DFAITC and DEM (since 2019)
			• Dimensional ETF Trust (since 2020)

			Vice President (since January 2018) of
			• Dimensional Holdings Inc.
			• Dimensional Fund Advisors LP
			• Dimensional Investment LLC
			• DFA Securities LLC

107

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Stephen A. Clark	Executive Vice	Since	Executive Vice President of
1972	President	2017	• all the DFA Entities (since 2017)
			• Dimensional ETF Trust (since 2020)

			Director and Vice President (since 2016) of
			• Dimensional Japan Ltd.

			Chairman (since 2018) of
			• Dimensional Fund Advisors Canada ULC

			President and Director (since 2016) of
			• Dimensional Fund Advisors Canada ULC

			Vice President (since 2008) and Director (since 2016) of
			• DFA Australia Limited

			Director (since 2016) of
			• Dimensional Advisors Ltd.
			• Dimensional Fund Advisors Pte. Ltd.
			• Dimensional Hong Kong Limited

			Vice President of
			• Dimensional Advisors Ltd. (since 2016)
			• Dimensional Hong Kong Limited (since 2016)
			• Dimensional Fund Advisors Pte. Ltd. (since 2019)

			Formerly, Director (2016-2021) of
			• Dimensional Fund Advisors Ltd.

			Formerly, Vice President (2004 – 2017) of
			• all the DFA Entities

			Formerly, Vice President (2010 – 2016) of
			• Dimensional Fund Advisors Canada ULC

			Formerly, Vice President (2016-2019) of
			• Dimensional Fund Advisors Pte. Ltd.

			Formerly, Interim Chief Executive Officer (2019-2020) of
			• Dimensional Fund Advisors Pte. Ltd.

			Formerly, Head of Institutional, North America (2012 – 2013) and Head of
			Global Institutional Services (2014-2018) for
			• Dimensional Fund Advisors LP

Lisa M. Dallmer	Chief Operating	Since June	Chief Operating Officer (since June 2021) of
1972	Officer	2021	• the DFA Fund Complex

			Executive Vice President (since January 2020)
			• Dimensional Holdings Inc.
			• Dimensional Fund Advisors LP
			• Dimensional Investment LLC
			• DFA Securities LLC

			Chief Operating Officer (since December 2019)
			• Dimensional Holdings Inc.
			• Dimensional Fund Advisors LP
			• Dimensional Investment LLC
			• DFA Securities LLC

			Vice President (since 2020) of
			• DFA Australia Limited
			• Dimensional Advisors Ltd.
			• Dimensional Fund Advisors Canada ULC
			• Dimensional Fund Advisors Pte. Ltd.
			• Dimensional Ireland Limited
			• Dimensional Japan Ltd.

			Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020-June 2021) of
			• the DFA Fund Complex

108

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at
• Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of
• BlackRock Inc.

Bernard J. Grzelak	Vice President	Since June	Vice President (since June 2021) of
1971		2021	• the DFA Fund Complex

Vice President, Chief Financial Officer and Treasurer (since September 2020) of
• DFA Australia Limited
• Dimensional Fund Advisors Canada ULC
• DFA Securities LLC
• Dimensional Advisors Ltd.
• Dimensional Fund Advisors LP
• Dimensional Fund Advisors Ltd.
• Dimensional Fund Advisors Pte. Ltd.
• Dimensional Holdings Inc.
• Dimensional Hong Kong Limited
• Dimensional Investment LLC

Vice President (since March 2021) of
• Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of
• Lord Abbett & Co. LLC

Formerly, Chief Financial Officer (2017 - 2020), and Treasurer (2003 – 2017) of
• Lord Abbett Family of Funds

Eric Hall	Vice President and	Since June	Vice President and Assistant Treasurer (since June 2021) of
1978	Assistant Treasurer	2021	• the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of
• Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at
• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon	Vice President	Since	Vice President (since 2004) of
1973		2004	• all the DFA Entities

Vice President (since 2020) of
• Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of
• Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017-2019) of
• all the DFA Entities

Joy Lopez	Vice President and	Vice	Vice President of
1971	Assistant Treasurer	President	• all the DFA Entities (since 2015)
		since 2015 and	• Dimensional Fund Advisors Ltd. (since 2015)
		Assistant	• Dimensional ETF Trust (since 2020)
		Treasurer	• DFA Australia Limited (since 2020)
		since 2017	• Dimensional Fund Advisors Canada ULC (since 2020)
• Dimensional Ireland Limited (since 2020)

Assistant Treasurer of
• DFAIDG, DIG, DFAITC and DEM (since 2017)
• Dimensional ETF Trust (since 2020)

109

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Kenneth M. Manell	Vice President	Since	Vice President of
1972		2010	• all the DFA Entities (since 2010)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional ETF Trust (since 2020)

Jan Miller	Vice President,	Since June	Vice President, Chief Financial Officer, and Treasurer (since June 2021) of
1963	Chief Financial Officer, and Treasurer	2021	• the DFA Fund Complex
Formerly, Director (May 2019 – January 2021) at
• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at
• OppenheimerFunds, Inc.

Catherine L. Newell	President and	President	President of
1964	General Counsel	since 2017 and General Counsel since 2001	• DFAIDG, DIG, DFAITC and DEM (since 2017)
• Dimensional ETF Trust (since 2020)
General Counsel of
• all the DFA Entities (since 2001)
• Dimensional Fund Advisors LP (since 2006)
• Dimensional Holdings Inc (since 2006)
• Dimensional Investment LLC (since 2009)
• DFA Canada LLC (since 2009)
• Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• DFA Securities LLC
• Dimensional Investment LLC

Secretary of
• Dimensional Fund Advisors LP (since 2006)
• Dimensional Holdings Inc. (since 2006)
• DFA Securities LLC (since 2006)
• Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of
• DFA Australia Limited
• Dimensional Fund Advisors Ltd.

Vice President and Secretary of
• Dimensional Fund Advisors Canada ULC (since 2003)
• DFA Canada LLC (since 2009)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Japan Ltd. (since 2012)
• Dimensional Advisors Ltd (since 2014)
• Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of
• Dimensional Hong Kong Limited

Director of
• Dimensional Australia Limited (since 2007)
• Dimensional Funds plc (since 2002)
• Dimensional Funds II plc (since 2006)
• Director of Dimensional Japan Ltd. (since 2012)
• Dimensional Advisors Ltd. (since 2012)
• Dimensional Fund Advisors Pte. Ltd. (since 2012)
• Dimensional Hong Kong Limited (since 2012)
• Dimensional Ireland Limited (since 2018)

110

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Formerly, Vice President and Secretary (2010 – 2014) of
• Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of
• DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of
• Dimensional Fund Advisors LP (1997 – 2017)
• Dimensional Holdings Inc. (2006 – 2017)
• DFA Securities LLC (1997 – 2017)
• Dimensional Investment LLC (2009 – 2017)

Formerly, Director (2002 – 2021) of
• Dimensional Fund Advisors Ltd.

Selwyn J.	Vice President	Since	Vice President (since September 2021) of
Notelovitz		September	• the DFA Fund Complex
1961		2021	Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of
• DFA Securities LLC
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:
• DFA Australia Limited
• Dimensional Fund Advisors Ltd.
• Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013-2020) of:
• DFA Fund Complex
• DFA Securities LLC
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC

Formerly, Vice President (2013-2020) of:
• DFA Fund Complex

Formerly, Director (2019-2021) of:
• Dimensional Ireland Limited

Carolyn L. O	Vice President and	Vice	Vice President and Secretary of
1974	Secretary	President since 2010 and Secretary since 2017	• DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)
• Dimensional ETF Trust (since 2020)
Vice President (since 2010) and Assistant Secretary (since 2016) of
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC

Vice President of
• DFA Securities LLC (since 2010)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Fund Advisors Canada ULC (since 2016)

Assistant Secretary (since 2016) of
• DFA Securities LLC

Randy C. Olson	Chief Compliance	Since	Chief Compliance Officer (since 2020)
1980	Officer	2020	• the DFA Fund Complex
• Vice President (since 2016) of
• DFA Securities LLC
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC

111

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
			Formerly, Vice President – Senior Compliance Officer
			• Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

			Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan
			• Dimensional Investment Advisors LP (April 2017 – January 2020)

James J. Taylor	Vice President and	Since	Vice President and Assistant Treasurer (since 2020) of
1983	Assistant Treasurer	2020	• the DFA Fund Complex

			Vice President
			• Dimensional Holdings Inc. (since 2016)
			• Dimensional Fund Advisors LP (since 2016)
			• Dimensional Investment LLC (since 2016)
			• DFA Securities LLC (since 2016)
			• Dimensional Fund Advisors Canada ULC (since 2020)

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

112

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at https://www.dimensional.com/us-en/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

113

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2022. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2022 (e.g., IRS Form 1099-DIV) will be provided in early 2023. Shareholders should refer to these statements in preparing their calendar year 2022 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2022.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
U.S. Social Core Equity 2 Portfolio	22%	2%	76%	—	—	100%	100%	100%	—	—	—	—	100%
U.S. Sustainability Core 1 Portfolio	47%	2%	51%	—	—	100%	100%	100%	—	—	—	—	100%
U.S. Sustainability Targeted Value Portfolio	24%	64%	12%	—	—	100%	100%	100%	—	—	—	—	100%
International Sustainability Core 1 Portfolio	100%	—	—	—	—	100%	—	100%	—	9%	100%	—	—
International Social Core Equity Portfolio	87%	4%	9%	—	—	100%	—	100%	—	8%	100%	—	100%
Emerging Markets Sustainability Core 1 Portfolio	59%	3%	38%	—	—	100%	—	60%	—	8%	100%	—	100%
Emerging Markets Social Core Equity Portfolio	100%	—	—	—	—	100%	—	51%	—	6%	95%	—	—
Global Social Core Equity Portfolio	85%	10%	5%	—	—	100%	44%	98%	—	—	37%	—	100%
DFA Social Fixed Income Portfolio.	70%	3%	27%	—	—	100%	—	—	34%	—	—	92%	100%
DFA Global Sustainability Fixed Income Portfolio	95%	—	5%	—	—	100%	—	—	13%	—	—	100%	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

114

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

115

DFA103122-014A 00281085

Annual Report

Year Ended: October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC.

VA U.S. Targeted Value Portfolio

VA U.S. Large Value Portfolio

VA International Value Portfolio

VA International Small Portfolio

VA Short-Term Fixed Portfolio

VA Global Bond Portfolio

VIT Inflation-Protected Securities Portfolio

VA Global Moderate Allocation Portfolio

VA Equity Allocation Portfolio

December 2022

Dear Shareholder,

For more than four decades, Dimensional has been innovating on behalf of investors, using financial science to pursue higher expected returns across a range of market conditions.

We start with what clients are seeking and determine how best to deliver strategies to meet those needs through a systematic approach designed to add value over indexing. Every day, we manage our strategies through a flexible process that allows us to consistently focus on reducing costs and controlling risks. We believe in sensible ideas that we can implement well. And we’re committed to continuing to enhance the investment solutions and services we provide to empower financial professionals.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

ANNUAL REPORT

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings/Schedules of Investments

Investment Abbreviations

ADR	American Depositary Receipt
SA	Special Assessment
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
3M Swap	Three Month Swap
AUD	Australian Dollars
CAD	Canadian Dollars
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
USD	United States Dollar

Investment Footnotes

†	See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
(r)	The adjustable rate shown is effective as of October 31, 2022.
^	Denominated in USD, unless otherwise noted.
±	Face Amount of security is not adjusted for inflation.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

1

CONTINUED

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

VA U.S. Targeted Value Portfolio vs.

Russell 2000® Value Index

October 31, 2012-October 31, 2022

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSERussell data © FTSERussell 2022, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	-1.25%	8.43%	11.70%

VA U.S. Large Value Portfolio vs.

Russell 1000® Value Index

October 31, 2012-October 31, 2022

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSERussell data © FTSERussell 2022, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	-2.85%	6.73%	10.98%

3

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

VA International Value Portfolio vs.

MSCI World ex USA Index (net dividends)

MSCI World ex USA Value Index (net dividends)

October 31, 2012-October 31, 2022

As of February 28, 2022, the Portfolio changed its benchmark from the MSCI World ex USA Index (net dividends) to the MSCI World ex USA Value Index (net dividends) because this index better reflects the universe of securities in which the Portfolio invests.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2022, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	-13.92%	0.08%	4.03%

VA International Small Portfolio vs.

MSCI World ex USA Small Cap Index (net dividends)

October 31, 2012-October 31, 2022

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2022, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	-26.82%	-0.95%	5.50%

4

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

VA Short-Term Fixed Portfolio vs.

ICE BofA US 6-Month Treasury Bill Index,

ICE BofA 1-Year US Treasury Note Index

October 31, 2012-October 31, 2022

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

ICE BofA index data copyright 2022 ICE Data Indices, LLC

Average Annual Total Return	One Year	Five Years	Ten Years
	-2.05%	0.55%	0.52%

VA Global Bond Portfolio vs.

FTSE World Government Bond Index, 1-5 Years,

Currency-Hedged in USD Terms

October 31, 2012-October 31, 2022

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2022 FTSE Fixed Income LLC. All rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	-6.90%	-0.25%	0.73%

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DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

VIT Inflation Protected Securities Portfolio vs.

Bloomberg U.S. TIPS Index

May 29, 2015-October 31, 2022

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Bloomberg data provided by Bloomberg Finance L.P.

Total Return	One Year	Five Years	Since Inception
	-12.22%	2.03%	1.78%

VA Global Moderate Portfolio vs.

MSCI All Country World Index (net dividends),

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms,

65% MSCI ACWI (net div)/35%

FTSE World Govt Bond Index 1-3 yr (hedged) Index

April 8, 2013-October 31, 2022

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2022, all rights reserved.

FTSE fixed income indices © 2022 FTSE Fixed Income LLC. All rights reserved.

Data includes composite data from multiple sources; see data descriptions for additional details. MSCI data © MSCI 2022, all rights reserved. FTSE fixed income indices © 2022 FTSE Fixed Income LLC. All rights reserved.

Total Return	One Year	Five Years	Since Inception
	-11.67%	4.54%	5.82%

6

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

VA Equity Allocation Portfolio vs.

MSCI World Index (net dividends)

July 10, 2017-October 31, 2022

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2022, all rights reserved.

Total Return	One Year	Five Years	Since Inception
	-14.25%	6.35%	7.36%

7

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2022

U.S. equities had negative returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, lost approximately -16.52%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2022
Russell 3000® Index	-16.52%
Russell 1000® Index (large-cap stocks)	-16.38%
Russell Midcap® Index (mid-cap stocks)	-17.17%
Russell 2000® Index (small-cap stocks)	-18.54%
Russell Microcap® Index (micro-cap stocks)	-22.29%
Dow Jones U.S. Select REIT Index SM	-19.97%

Total Return for 12 Months Ended October 31, 2022
Russell 1000® Value Index (large-cap value stocks)	-7.00%
Russell 1000® Growth Index (large-cap growth stocks)	-24.60%
Russell 2000® Value Index (small-cap value stocks)	-10.73%
Russell 2000® Growth Index (small-cap growth stocks)	-26.02%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

VA U.S. Targeted Value Portfolio

The VA U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small- and mid-cap value stocks with higher profitability. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 1,280 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -1.25% for the Portfolio and -10.73% for the Russell 2000® Value Index, the Portfolio’s benchmark. The Portfolio’s emphasis on higher-profitability stocks within the small- and mid-cap value segment of the U.S. market contributed positively to relative performance, as these stocks outperformed. With low relative price (value) stocks outperforming high relative price (growth) stocks for the period, the Portfolio’s greater emphasis on value stocks as compared to the benchmark also contributed positively to the Portfolio’s relative performance. Additionally, the Portfolio’s exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed. The Portfolio’s exclusion of stocks with high asset growth also contributed positively to relative performance, as those stocks underperformed.

8

VA U.S. Large Value Portfolio

The VA U.S. Large Value Portfolio is designed to capture the returns of U.S. large company low relative price (value) stocks. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap value segment of the U.S. market. As of October 31, 2022, the Portfolio held approximately 350 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -2.85% for the Portfolio and -7.00% for the Russell 1000® Value Index, the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks as compared to the benchmark contributed positively to the Portfolio’s relative performance. The Portfolio’s emphasis on higher-profitability stocks within the large-cap value segment of the U.S. market also contributed positively to relative performance, as these stocks outperformed. Additionally, the Portfolio’s exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed.

International Equity Market Review	12 Months Ended October 31, 2022

Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2022
Return in U.S. Dollars
MSCI World ex USA Index	-22.04%
MSCI World ex USA Mid Cap Index	-27.57%
MSCI World ex USA Small Cap Index	-29.13%
MSCI World ex USA Value Index	-15.27%
MSCI World ex USA Growth Index	-28.78%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against all non-U.S. developed markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2022
Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-1.81%	-24.67%
United Kingdom	4.27%	-12.42%
Canada	-5.29%	-13.94%
France	-6.77%	-20.38%
Switzerland	-11.30%	-19.01%
Australia	-0.54%	-15.30%
Germany	-21.22%	-32.72%

9

Netherlands	-28.51%	-38.71%
Sweden	-16.17%	-34.85%
Denmark	-7.88%	-21.38%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

Emerging markets had negative performance for the period and underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2022
Return in U.S. Dollars
MSCI Emerging Markets Index	-31.03%
MSCI Emerging Markets Mid Cap Index	-24.80%
MSCI Emerging Markets Small Cap Index	-23.42%
MSCI Emerging Markets Value Index	-25.21%
MSCI Emerging Markets Growth Index	-36.11%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against most emerging markets currencies and depreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2022
Ten Largest Emerging Markets by Market Cap
Dollars	Local Return	Return in U.S.
China	-46.31%	-47.90%
India	2.93%	-6.89%
Taiwan	-24.11%	-34.50%
Korea	-19.88%	-34.28%
Brazil	15.95%	24.57%
Saudi Arabia	2.18%	2.00%
South Africa	0.77%	-16.66%
Mexico	1.99%	5.56%
Indonesia	16.58%	5.89%
Thailand	4.97%	-8.48%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

10

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2022, these differences generally detracted from non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

VA International Value Portfolio

The VA International Value Portfolio invests in developed ex U.S. large company value stocks. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2022, the Portfolio held approximately 540 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -13.92% for the Portfolio, -15.27% for the MSCI World ex USA Value Index, and -22.04% for the MSCI World ex USA Index (net dividends). As of February 28, 2022, the Portfolio changed its benchmark from the MSCI World ex USA Index (net dividends) to the MSCI World ex USA Value Index (net dividends) because this index better reflects the universe of securities in which the Portfolio invests. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s focus on value stocks contributed positively to performance relative to the benchmarks. The Portfolio’s exclusion of real estate investment trusts (REITs) also contributed positively to relative performance, as those stocks generally underperformed.

VA International Small Portfolio

The VA International Small Portfolio invests in developed ex U.S. small company stocks. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 3,780 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -26.82% for the Portfolio and -29.13% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio’s benchmark. The Portfolio’s exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as these stocks underperformed. The Portfolio’s exclusion of stocks with high asset growth also contributed positively to relative performance, as those stocks underperformed.

Fixed Income Market Review	12 Months Ended October 31, 2022

Bond yields generally increased in the U.S. during the 12 months ended October 31, 2022. Longer-term government bonds generally underperformed shorter-term government bonds for the period. Bond yields also increased across global developed markets, resulting in the general underperformance of longer-term government bonds across global developed markets as well.

11

Long-term bond indices generally underperformed short-term bond indices in global developed fixed income markets for the 12 months ended October 31, 2022. For example, the FTSE World Government Bond Index 1-3 Years (hedged to USD) returned -3.35%, while the FTSE World Government Bond Index 20+ Years (hedged to USD) returned -29.51%. Within the U.S., the Bloomberg U.S. Treasury Bond Index 1-3 Years returned -4.85%, while the Bloomberg U.S. Treasury Bond Index 20+ Years returned -33.73%.

	October 31, 2021	October 31, 2022	Change
One-Month Treasury Bill (yield)	0.06%	3.73%	3.67%
Ten-Year U.S. Treasury Notes (yield)	1.55%	4.10%	2.55%

Source: Bloomberg

Many of Dimensional’s fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields.

During the period under review, within the taxable bond market, the ultra-short-term Portfolios employing a variable maturity approach generally focused on the longer end of their eligible maturity range, reflecting a generally upwardly sloped ultra-short-term segment of eligible yield curves. The short-term Portfolios employing a variable maturity approach typically shortened duration by focusing on the one- to three-year maturity range as higher expected returns generally resided within this segment, reflecting the flat to inverted nature of eligible yield curves beyond three-years. The intermediate-term Portfolios employing a variable maturity approach focused on a combination of short- and long-term securities as certain eligible yield curves were generally upwardly sloped in their long-term segments. Realized term premiums were generally negative during the period.

Some of Dimensional’s fixed income strategies use a variable credit approach that varies exposure to lower credit quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing higher expected credit premiums.

Credit spreads widened over the period, indicating larger expected credit premiums. As a result, the variable credit Portfolios generally increased their allocations to single-A, BBB, and where allowable and appropriate, BB rated bonds during the period. Realized credit premiums were generally negative, as corporate bonds underperformed their government bond counterparts. Corporate bonds also generally underperformed securitized bonds during the period.

12

For the tax-exempt market, Portfolios employing a variable maturity approach generally focused on the shorter-end of their eligible duration ranges, reflecting the relatively flat slope of eligible municipal curves during the period. Realized term premiums were generally negative for municipal securities during the period.

VA Short-Term Fixed Portfolio

The VA Short-Term Fixed Portfolio is designed to achieve a stable real return in excess of the rate of inflation by generally investing in high-quality fixed income securities and maintaining a weighted average portfolio maturity of one year or less. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies. Maturity targets are shifted based on Dimensional’s expectations for term premiums. The weighted average duration of the Portfolio increased to 0.93 year as of October 31, 2022, from 0.63 year as of October 31, 2021.

For the 12 months ended October 31, 2022, total returns were -2.05% for the Portfolio, 0.55% for the ICE BofA U.S. 6-Month Treasury Bill Index, and -1.86% for the ICE BofA 1-Year U.S. Treasury Note Index, the Portfolio’s benchmarks. During the period, the U.S. Treasury yield curve was generally upwardly sloped along the Portfolio’s eligible maturity range, indicating larger expected term premiums. As such, the Portfolio was focused on the longer end of its eligible maturity range for most of the period. However, realized term premiums were generally negative during the period. As a result, the Portfolio’s allocation to securities with maturities longer than one-year detracted from performance relative to both the ICE BofA U.S. 6-Month Treasury Bill Index, and the ICE BofA 1-Year U.S. Treasury Note Index.

VA Global Bond Portfolio

The VA Global Bond Portfolio is designed to provide a market rate of return by investing in U.S. and foreign government securities, high-quality corporate fixed income securities, and currency-hedged global fixed income instruments maturing in five years or less. The Portfolio also maintains an average portfolio maturity of five years or less. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The investment strategy uses a variable maturity approach and shifts maturities and country allocations based on changes in the eligible yield curves. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies for each eligible country. Maturity targets and country allocations are shifted based on Dimensional’s expectations for term premiums. The weighted average duration of the Portfolio decreased to 1.89 years as of October 31, 2022, from 4.15 years as of October 31, 2021.

For the 12 months ended October 31, 2022, total returns were -6.90% for the Portfolio and -5.00% for the FTSE World Government Bond Index, 1-5 Years, Currency-Hedged in USD terms, the Portfolio’s benchmark. During the period, yield curves in global developed markets generally flattened along the Portfolio’s eligible maturity range, indicating smaller expected term premiums. As such, the Portfolio’s duration was decreased. The Portfolio focused on securities denominated in the Australian dollar, Canadian dollar, New Zealand dollar, and U.S. dollar given higher currency hedged expected returns within these markets. Realized term premiums were generally negative across global developed markets during the period. As a result, the Portfolio’s overweight to U.S. dollar-denominated securities

13

in the three- to five-year maturity range and underweight to euro-denominated securities in the one- to three-year maturity range detracted from relative performance. The Portfolio’s underweight to securities denominated in Japanese yen also detracted from relative performance as these securities generally outperformed within the global developed market.

VIT Inflation-Protected Securities Portfolio

The VIT Inflation-Protected Securities Portfolio is designed to provide inflation protection and current income by investing generally in inflation-protected securities (TIPS) issued by the U.S. government and its agencies and instrumentalities with maturities of between five and 20 years. The weighted average duration of the Portfolio decreased to 6.92 years as of October 31, 2022, from 7.88 years as of October 31, 2021.

For the 12 months ended October 31, 2022, total returns were -12.22% for the Portfolio and -11.47% for the Bloomberg U.S. Treasury TIPS Index, the Portfolio’s benchmark. Real interest rates increased during the period and long-term TIPS underperformed short-term TIPS. As a result, the Portfolio’s underweight to TIPS in the one- to five-year maturity range and overweight to TIPS in the 10- to 20-year maturity range detracted from relative performance. Conversely, the Portfolio’s exclusion of TIPS with maturities longer than 20-years contributed positively to relative performance.

VA Global Moderate Allocation Portfolio

The VA Global Moderate Allocation Portfolio seeks long-term capital appreciation and current income by investing in a combination of other mutual funds managed by Dimensional that invest in domestic and international equity securities, including emerging markets securities, and fixed income securities. The Portfolio seeks to achieve its investment objective through a moderate allocation to both global equity and global fixed income securities. During the period covered by this report, the Portfolio’s investments in domestic equity funds included the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio, VA U.S. Large Value Portfolio, and the DFA Real Estate Securities Portfolio; the Portfolio’s investments in international equity funds included the International Core Equity Portfolio, Emerging Markets Core Equity Portfolio, the DFA International Real Estate Securities Portfolio, and VA International Value Portfolio (collectively, the “Equity Underlying Funds”); and the Portfolio’s investments in fixed income funds included the DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, VA Global Bond Portfolio, and VA Short-Term Fixed Portfolio (“Fixed Income Underlying Funds,” and, collectively with the Equity Underlying Funds, the “Equity and Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Equity Underlying Funds collectively held approximately 15,270 securities in 46 eligible developed and emerging markets and the Fixed Income Underlying Funds collectively held approximately 720 fixed income securities in 23 countries, excluding supranationals.

For the 12 months ended October 31, 2022, total returns were -11.67% for the Portfolio and -14.15% for the Portfolio’s composite benchmark, a hypothetical composite index composed of 65% MSCI All Country World Index (net dividends), the Portfolio’s equity benchmark, and 35% FTSE World Government Bond Index 1-3 Years (hedged to USD), the Portfolio’s fixed income benchmark. The Portfolio’s equity component outperformed the equity component of the composite benchmark and contributed positively to Portfolio’s performance relative to the composite benchmark. The Portfolio’s fixed income component underperformed the fixed income component of the composite benchmark and detracted from the Portfolio’s performance relative to the composite benchmark.

14

The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ greater allocation to U.S. stocks and lesser allocation to developed ex U.S. and emerging markets stocks also contributed positively to relative performance, as U.S. stocks outperformed.

Yield curves in global developed markets generally flattened along the Fixed Income Underlying Funds’ eligible maturity range, indicating smaller expected term premiums during the period. As a result, the Fixed Income Underlying Funds’ weighted average duration was decreased. However, the Fixed Income Underlying Funds’ weighted average duration was still longer than the fixed income benchmark’s duration over the full period. Realized term premiums were negative in global developed markets as longer-term securities generally underperformed shorter-term securities. As such, the Fixed Income Underlying Funds’ overweight to securities in the three- to five-year maturity range and underweight to securities in the one- to two-year maturity range detracted from relative performance.

Realized credit premiums were negative as corporate securities generally underperformed government securities. As a result, the Fixed Income Underlying Funds’ allocation to corporate securities also detracted from performance relative to the government fixed income benchmark.

VA Equity Allocation Portfolio

The VA Equity Allocation Portfolio seeks long-term capital appreciation by investing in a combination of mutual funds managed by Dimensional that invest in domestic and international equity securities, including emerging markets securities. During the period covered by this report, the Portfolio’s investments in the domestic equity funds included the U.S. Core Equity 1 Portfolio, the U.S. Large Company Portfolio, the VA U.S. Large Value Portfolio, the VA U.S. Targeted Value Portfolio, and the DFA Real Estate Securities Portfolio; and the Portfolio’s investments in the international equity funds included the International Core Equity Portfolio, the VA International Small Portfolio, the VA International Value Portfolio, the DFA International Real Estate Securities Portfolio, and the Emerging Markets Core Equity Portfolio (collectively, the “Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Underlying Funds collectively held approximately 15,470 securities in 46 eligible developed and emerging markets.

For the 12 months ended October 31, 2022, total returns were -14.25% for the Portfolio and -18.48% for the MSCI World Index (net dividends), the Portfolio’s benchmark. The Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks globally.

15

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2022

EXPENSE TABLES

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
VA U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,019.30	0.30%	$1.53
Hypothetical 5% Annual Return	$1,000.00	$1,023.69	0.30%	$1.53

VA U.S. Large Value Portfolio
Actual Fund Return	$1,000.00	$998.40	0.21%	$1.06
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.21%	$1.07

16

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
VA International Value Portfolio
Actual Fund Return	$1,000.00	$900.10	0.30%	$1.44
Hypothetical 5% Annual Return	$1,000.00	$1,023.69	0.30%	$1.53

VA International Small Portfolio
Actual Fund Return	$1,000.00	$853.00	0.42%	$1.96
Hypothetical 5% Annual Return	$1,000.00	$1,023.09	0.42%	$2.14

VA Short-Term Fixed Portfolio
Actual Fund Return	$1,000.00	$995.00	0.13%	$0.65
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

VA Global Bond Portfolio
Actual Fund Return	$1,000.00	$985.80	0.23%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.23%	$1.17

VIT Inflation-Protected Securities Portfolio
Actual Fund Return	$1,000.00	$919.40	0.11%	$0.53
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56

VA Global Moderate Allocation Portfolio (2)
Actual Fund Return	$1,000.00	$951.50	0.28%	$1.38
Hypothetical 5% Annual Return	$1,000.00	$1,023.79	0.28%	$1.43

VA Equity Allocation Portfolio (2)
Actual Fund Return	$1,000.00	$933.60	0.31%	$1.51
Hypothetical 5% Annual Return	$1,000.00	$1,023.64	0.31%	$1.58

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

17

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 28, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FUNDS OF FUNDS

Affiliated Investment Companies
VA Global Moderate Allocation Portfolio	100.0%
VA Equity Allocation Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

VA U.S. Targeted Value Portfolio
Communication Services	3.0%
Consumer Discretionary	12.6%
Consumer Staples	4.0%
Energy	9.3%
Financials	27.9%
Health Care	6.2%
Industrials	18.3%
Information Technology	8.9%
Materials	8.1%
Real Estate	1.1%
Utilities	0.6%

100.0%

VA U.S. Large Value Portfolio
Communication Services	7.9%
Consumer Discretionary	5.1%
Consumer Staples	6.5%
Energy	16.9%
Financials	20.5%
Health Care	16.8%
Industrials	10.8%
Information Technology	7.5%
Materials	7.4%
Real Estate	0.4%
Utilities	0.2%

100.0%

VA International Value Portfolio
Communication Services	3.8%
Consumer Discretionary	12.1%
Consumer Staples	4.7%
Energy	15.3%
Financials	28.3%
Health Care	5.8%
Industrials	11.0%
Information Technology	1.5%
Materials	14.2%
Real Estate	2.2%
Utilities	1.1%

100.0%

18

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

VA International Small Portfolio
Communication Services	4.0%
Consumer Discretionary	11.7%
Consumer Staples	5.7%
Energy	7.2%
Financials	13.5%
Health Care	5.4%
Industrials	22.6%
Information Technology	10.7%
Materials	11.8%
Real Estate	4.0%
Utilities	3.4%

100.0%

FIXED INCOME PORTFOLIOS

VA Short-Term Fixed Portfolio
Communications	1.8%
Consumer, Non-cyclical	1.5%
Energy	0.4%
Financial	22.7%
Foreign Government	16.4%
Multi-National	4.6%
Supranational	12.7%
U.S. Government	39.9%

100.0%

VA Global Bond Portfolio
Communications	2.0%
Consumer, Non-cyclical	3.2%
Energy	1.1%
Financial	28.9%
Foreign Government	29.9%
Industrial	0.7%
Multi-National	1.5%
Supranational	13.9%
Technology	0.5%
U.S. Government	18.3%

100.0%

VIT Inflation-Protected Securities Portfolio
U.S. Government	100.0%

100.0%

19

VA U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.5%)
COMMUNICATION SERVICES — (2.8%)
Nexstar Media Group, Inc., Class A	10,495	$1,797,794	0.4%
Other Securities		13,596,185	2.6%

TOTAL COMMUNICATION SERVICES		15,393,979	3.0%

CONSUMER DISCRETIONARY — (12.0%)
* AutoNation, Inc.	16,789	1,784,839	0.4%
BorgWarner, Inc.	67,498	2,533,200	0.5%
* Mohawk Industries, Inc.	23,257	2,203,601	0.4%
Penske Automotive Group, Inc.	18,053	2,015,076	0.4%
PulteGroup, Inc.	48,623	1,944,434	0.4%
Toll Brothers, Inc.	42,098	1,813,582	0.4%
Other Securities		53,031,652	10.1%

TOTAL CONSUMER DISCRETIONARY		65,326,384	12.6%

CONSUMER STAPLES — (3.9%)
Molson Coors Beverage Co., Class B	40,362	2,035,456	0.4%
Other Securities		18,900,880	3.6%

TOTAL CONSUMER STAPLES		20,936,336	4.0%

ENERGY — (8.9%)
* Antero Resources Corp.	64,628	2,369,262	0.5%
# EQT Corp.	40,414	1,690,922	0.3%
HF Sinclair Corp.	46,995	2,874,684	0.6%
Matador Resources Co.	37,489	2,491,144	0.5%
Murphy Oil Corp.	60,093	2,915,111	0.6%
PDC Energy, Inc.	34,743	2,506,360	0.5%
SM Energy Co.	36,523	1,642,805	0.3%
Other Securities		31,846,391	6.0%

TOTAL ENERGY		48,336,679	9.3%

FINANCIALS — (26.7%)
American Equity Investment Life Holding Co.	41,299	1,779,161	0.4%
Assured Guaranty Ltd.	28,997	1,716,332	0.3%
Bank OZK	38,452	1,652,667	0.3%
Everest Re Group Ltd.	8,030	2,590,960	0.5%
First Horizon Corp.	138,417	3,392,601	0.7%
Jefferies Financial Group, Inc.	53,302	1,834,122	0.4%
Lincoln National Corp.	35,523	1,913,624	0.4%
M&T Bank Corp.	10,210	1,719,058	0.3%
# New York Community Bancorp, Inc.	183,303	1,706,551	0.3%
Popular, Inc.	24,047	1,700,604	0.3%
Reinsurance Group of America, Inc.	16,306	2,399,754	0.5%
Unum Group	53,709	2,448,593	0.5%
# Voya Financial, Inc.	28,966	1,980,116	0.4%
Webster Financial Corp.	34,041	1,847,065	0.4%
Zions Bancorp NA	39,376	2,045,189	0.4%
Other Securities		113,998,681	21.8%

TOTAL FINANCIALS		144,725,078	27.9%

HEALTH CARE — (6.0%)
* Acadia Healthcare Co., Inc.	20,749	1,686,894	0.3%

20

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Universal Health Services, Inc., Class B	18,761	$2,173,837	0.4%
Other Securities		28,452,878	5.5%

TOTAL HEALTH CARE		32,313,609	6.2%

INDUSTRIALS — (17.4%)
AGCO Corp.	14,793	1,836,847	0.4%
AMERCO	4,257	2,448,584	0.5%
* Builders FirstSource, Inc.	28,942	1,784,564	0.3%
Knight-Swift Transportation Holdings, Inc.	43,670	2,097,470	0.4%
* WESCO International, Inc.	12,823	1,766,625	0.3%
Other Securities		84,468,259	16.3%

TOTAL INDUSTRIALS		94,402,349	18.2%

INFORMATION TECHNOLOGY — (8.5%)
Amkor Technology, Inc.	93,254	1,938,751	0.4%
* Arrow Electronics, Inc.	28,136	2,849,051	0.6%
Avnet, Inc.	41,414	1,664,429	0.3%
* First Solar, Inc.	21,545	3,136,306	0.6%
* Flex Ltd.	97,576	1,910,538	0.4%
Other Securities		34,335,107	6.5%

TOTAL INFORMATION TECHNOLOGY		45,834,182	8.8%

MATERIALS — (7.7%)
Alcoa Corp.	50,019	1,952,242	0.4%
Commercial Metals Co.	40,252	1,831,466	0.4%
Huntsman Corp.	74,390	1,990,676	0.4%
Olin Corp.	33,053	1,750,156	0.3%
Reliance Steel & Aluminum Co.	21,054	4,241,960	0.8%
WestRock Co.	64,914	2,210,971	0.4%
Other Securities		27,957,755	5.4%

TOTAL MATERIALS		41,935,226	8.1%

REAL ESTATE — (1.0%)
* Jones Lang LaSalle, Inc.	12,536	1,994,352	0.4%
Other Securities		3,426,179	0.6%

TOTAL REAL ESTATE		5,420,531	1.0%

UTILITIES — (0.6%)
Other Securities		3,075,137	0.6%

TOTAL COMMON STOCKS		517,699,490	99.7%

PREFERRED STOCKS — (0.0%)

CONSUMER DISCRETIONARY — (0.0%)
Other Security		14,804	0.0%

INDUSTRIALS — (0.0%)
Other Security		153,549	0.0%

TOTAL PREFERRED STOCKS		168,353	0.0%

21

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
INDUSTRIALS — (0.0%)
Other Security		$2,537	0.0%

TOTAL RIGHTS/WARRANTS		2,537	0.0%

TOTAL INVESTMENT SECURITIES (Cost $423,768,150)		517,870,380

TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund, 3.010%	1,916,622	1,916,622	0.4%

SECURITIES LENDING COLLATERAL — (4.1%)
@§ The DFA Short Term Investment Fund	1,922,652	22,227,782	4.3%

TOTAL INVESTMENTS—(100.0%) (Cost $447,920,413)		$542,014,784	104.4%

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$15,393,979	—	—	$15,393,979
Consumer Discretionary	65,325,102	—	$1,282	65,326,384
Consumer Staples	20,936,336	—	—	20,936,336
Energy	48,336,679	—	—	48,336,679
Financials	144,725,078	—	—	144,725,078
Health Care	32,117,714	—	195,895	32,313,609
Industrials	94,399,558	$2,791	—	94,402,349
Information Technology	45,834,182	—	—	45,834,182
Materials	41,935,226	—	—	41,935,226
Real Estate	5,420,531	—	—	5,420,531
Utilities	3,075,137	—	—	3,075,137
Preferred Stocks
Consumer Discretionary	14,804	—	—	14,804
Industrials	153,549	—	—	153,549
Rights/Warrants
Industrials	—	—	2,537	2,537
Temporary Cash Investments	1,916,622	—	—	1,916,622
Securities Lending Collateral	—	22,227,782	—	22,227,782

TOTAL	$519,584,497	$22,230,573	$199,714^	$542,014,784

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

22

VA U.S. LARGE VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (7.9%)
AT&T, Inc.	471,014	$8,586,585	1.3%
Comcast Corp., Class A	302,220	9,592,463	1.5%
* T-Mobile U.S., Inc.	36,154	5,479,500	0.9%
Verizon Communications, Inc.	261,408	9,768,817	1.5%
* Walt Disney Co.	45,722	4,871,222	0.8%
Other Securities		11,208,472	1.7%

TOTAL COMMUNICATION SERVICES		49,507,059	7.7%

CONSUMER DISCRETIONARY — (5.0%)
DR Horton, Inc.	56,104	4,313,276	0.7%
General Motors Co.	100,456	3,942,898	0.6%
Other Securities		23,352,562	3.6%

TOTAL CONSUMER DISCRETIONARY		31,608,736	4.9%

CONSUMER STAPLES — (6.4%)
General Mills, Inc.	51,759	4,222,499	0.7%
Kroger Co.	81,457	3,852,102	0.6%
Mondelez International, Inc., Class A	58,375	3,588,895	0.6%
Walmart, Inc.	80,832	11,504,819	1.8%
Other Securities		17,315,579	2.6%

TOTAL CONSUMER STAPLES		40,483,894	6.3%

ENERGY — (16.7%)
Chevron Corp.	108,805	19,682,824	3.1%
ConocoPhillips	109,454	13,801,055	2.2%
EOG Resources, Inc.	31,707	4,328,640	0.7%
Exxon Mobil Corp.	254,185	28,166,240	4.4%
Marathon Petroleum Corp.	30,153	3,425,984	0.5%
Occidental Petroleum Corp.	71,693	5,204,912	0.8%
Pioneer Natural Resources Co.	13,804	3,539,484	0.6%
Schlumberger NV	99,734	5,189,160	0.8%
Other Securities		22,010,203	3.3%

TOTAL ENERGY		105,348,502	16.4%

FINANCIALS — (20.4%)
Bank of America Corp.	268,870	9,690,075	1.5%
* Berkshire Hathaway, Inc., Class B	41,380	12,210,824	1.9%
Citigroup, Inc.	88,600	4,063,196	0.6%
Goldman Sachs Group, Inc.	21,204	7,304,990	1.1%
Hartford Financial Services Group, Inc.	50,871	3,683,569	0.6%
JPMorgan Chase & Co.	178,219	22,434,208	3.5%
Morgan Stanley	67,999	5,587,478	0.9%
Travelers Cos., Inc.	25,111	4,631,975	0.7%
Wells Fargo & Co.	174,647	8,032,016	1.3%
Other Securities		50,519,354	7.8%

TOTAL FINANCIALS		128,157,685	19.9%

HEALTH CARE — (16.6%)
* Biogen, Inc.	13,718	3,888,230	0.6%
Bristol-Myers Squibb Co.	105,872	8,201,904	1.3%
Cigna Corp.	20,248	6,541,319	1.0%

23

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
CVS Health Corp.	68,526	$6,489,412	1.0%
Danaher Corp.	20,944	5,270,977	0.8%
Elevance Health, Inc.	15,428	8,435,568	1.3%
Gilead Sciences, Inc.	56,627	4,442,954	0.7%
Humana, Inc.	9,065	5,058,995	0.8%
Medtronic PLC	47,049	4,109,260	0.6%
Pfizer, Inc.	380,956	17,733,502	2.8%
Thermo Fisher Scientific, Inc.	15,941	8,193,196	1.3%
Other Securities		26,380,043	4.1%

TOTAL HEALTH CARE		104,745,360	16.3%

INDUSTRIALS — (10.7%)
Cummins, Inc.	14,520	3,550,285	0.6%
Eaton Corp. PLC	22,399	3,361,418	0.5%
Norfolk Southern Corp.	17,447	3,979,137	0.6%
Raytheon Technologies Corp.	41,386	3,924,221	0.6%
Republic Services, Inc.	37,656	4,993,939	0.8%
Other Securities		47,759,887	7.4%

TOTAL INDUSTRIALS		67,568,887	10.5%

INFORMATION TECHNOLOGY — (7.4%)
Intel Corp.	274,533	7,804,973	1.2%
Micron Technology, Inc.	83,365	4,510,047	0.7%
Other Securities		34,368,873	5.4%

TOTAL INFORMATION TECHNOLOGY		46,683,893	7.3%

MATERIALS — (7.4%)
Freeport-McMoRan, Inc.	103,786	3,288,978	0.5%
Linde PLC	16,327	4,854,834	0.8%
# Nucor Corp.	41,885	5,502,851	0.9%
Other Securities		32,577,545	5.0%

TOTAL MATERIALS		46,224,208	7.2%

REAL ESTATE — (0.4%)
Other Securities		2,633,994	0.4%

UTILITIES — (0.2%)
Other Securities		1,460,461	0.2%

TOTAL COMMON STOCKS (Cost $436,088,976)		624,422,679	97.1%

TEMPORARY CASH INVESTMENTS — (0.6%)
State Street Institutional U.S. Government Money Market Fund, 3.010%	3,894,789	3,894,789	0.6%

SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	173,949	2,011,021	0.3%

TOTAL INVESTMENTS—(100.0%) (Cost $441,995,584)		$630,328,489	98.0%

24

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

As of October 31, 2022, VA U.S. Large Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	85	12/16/22	$16,492,356	$16,502,750	$10,394

Total Futures Contracts			$16,492,356	$16,502,750	$10,394

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$49,507,059	—	—	$49,507,059
Consumer Discretionary	31,608,736	—	—	31,608,736
Consumer Staples	40,483,894	—	—	40,483,894
Energy	105,348,502	—	—	105,348,502
Financials	128,157,685	—	—	128,157,685
Health Care	104,745,360	—	—	104,745,360
Industrials	67,568,887	—	—	67,568,887
Information Technology	46,683,893	—	—	46,683,893
Materials	46,224,208	—	—	46,224,208
Real Estate	2,633,994	—	—	2,633,994
Utilities	1,460,461	—	—	1,460,461
Temporary Cash Investments	3,894,789	—	—	3,894,789
Securities Lending Collateral	—	$2,011,021	—	2,011,021
Futures Contracts**	10,394	—	—	10,394

TOTAL	$628,327,862	$2,011,021	—	$630,338,883

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

25

VA INTERNATIONAL VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (93.8%)
AUSTRALIA — (7.6%)
Australia & New Zealand Banking Group Ltd.	237,324	$3,888,254	1.1%
National Australia Bank Ltd.	187,661	3,898,102	1.1%
Westpac Banking Corp.	255,593	3,946,601	1.1%
Woodside Energy Group Ltd.	115,567	2,671,730	0.7%
Other Securities		13,968,030	3.9%

TOTAL AUSTRALIA		28,372,717	7.9%

AUSTRIA — (0.1%)
Other Security		209,137	0.1%

BELGIUM — (0.5%)
Other Securities		1,843,611	0.5%

CANADA — (10.2%)
# Bank of Montreal	8,796	810,225	0.2%
Bank of Montreal	36,570	3,367,366	0.9%
Bank of Nova Scotia	33,326	1,610,832	0.5%
Bank of Nova Scotia	60,685	2,932,299	0.8%
Canadian Imperial Bank of Commerce	38,068	1,728,827	0.5%
# Canadian Natural Resources Ltd.	27,364	1,640,198	0.5%
Magna International, Inc.	31,004	1,727,853	0.5%
Nutrien Ltd.	31,699	2,678,616	0.8%
Suncor Energy, Inc.	19,594	673,963	0.2%
Suncor Energy, Inc.	86,682	2,980,994	0.8%
Teck Resources Ltd., Class B	64,134	1,952,239	0.5%
Other Securities		15,994,264	4.4%

TOTAL CANADA		38,097,676	10.6%

CHINA — (0.0%)
Other Security		66,250	0.0%

DENMARK — (1.9%)
DSV AS	12,455	1,683,022	0.5%
Other Securities		5,347,097	1.5%

TOTAL DENMARK		7,030,119	2.0%

FINLAND — (1.1%)
Other Securities		3,994,213	1.1%

FRANCE — (9.7%)
AXA SA	75,413	1,862,315	0.5%
BNP Paribas SA	55,714	2,612,646	0.7%
Cie de Saint-Gobain	56,762	2,320,483	0.6%
Cie Generale des Etablissements Michelin SCA	80,994	2,064,055	0.6%
Engie SA	145,439	1,889,740	0.5%
Orange SA	246,390	2,347,582	0.7%
Sanofi	24,555	2,113,149	0.6%
TotalEnergies SE	207,414	11,315,129	3.2%
TotalEnergies SE, Sponsored ADR	7,191	393,851	0.1%
Other Securities		9,367,747	2.6%

TOTAL FRANCE		36,286,697	10.1%

26

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (5.6%)
BASF SE	65,381	$2,933,687	0.8%
Bayerische Motoren Werke AG	29,120	2,285,683	0.6%
Mercedes-Benz Group AG	86,769	5,022,324	1.4%
Other Securities		10,922,361	3.1%

TOTAL GERMANY		21,164,055	5.9%

HONG KONG — (1.9%)
Other Securities		7,097,292	2.0%

IRELAND — (0.4%)
Other Securities		1,636,359	0.5%

ISRAEL — (0.7%)
Other Securities		2,495,621	0.7%

ITALY — (2.0%)
Intesa Sanpaolo SpA	903,201	1,721,977	0.5%
Stellantis NV	145,096	1,957,572	0.5%
Other Securities		3,879,711	1.1%

TOTAL ITALY		7,559,260	2.1%

JAPAN — (18.7%)
Honda Motor Co. Ltd.	108,400	2,471,788	0.7%
Mitsubishi Corp.	70,900	1,920,601	0.5%
Mitsubishi UFJ Financial Group, Inc.	398,200	1,881,037	0.5%
Takeda Pharmaceutical Co. Ltd.	97,467	2,574,006	0.7%
Toyota Motor Corp.	409,650	5,683,730	1.6%
Other Securities		55,539,135	15.6%

TOTAL JAPAN		70,070,297	19.6%

NETHERLANDS — (3.7%)
Koninklijke Ahold Delhaize NV	133,198	3,714,675	1.0%
Other Securities		10,191,885	2.9%

TOTAL NETHERLANDS		13,906,560	3.9%

NEW ZEALAND — (0.2%)
Other Securities		941,482	0.3%

NORWAY — (0.9%)
Other Securities		3,535,675	1.0%

PORTUGAL — (0.1%)
Other Securities		447,875	0.1%

SINGAPORE — (1.1%)
Other Securities		4,015,171	1.1%

SPAIN — (2.1%)
# Banco Santander SA	1,370,586	3,554,581	1.0%
Repsol SA	164,363	2,236,071	0.6%
Other Securities		2,162,689	0.6%

TOTAL SPAIN		7,953,341	2.2%

27

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.4%)
Other Securities		$9,004,177	2.5%

SWITZERLAND — (8.6%)
Cie Financiere Richemont SA, Class A	33,393	3,263,616	0.9%
Holcim AG	40,627	1,845,778	0.5%
Novartis AG	14,430	1,167,253	0.3%
Novartis AG, Sponsored ADR	97,903	7,942,870	2.2%
Swisscom AG	3,536	1,746,038	0.5%
UBS Group AG	149,412	2,368,801	0.7%
Zurich Insurance Group AG	11,732	4,999,872	1.4%
Other Securities		8,940,529	2.5%

TOTAL SWITZERLAND		32,274,757	9.0%

UNITED KINGDOM — (14.3%)
Anglo American PLC	55,028	1,648,320	0.5%
Aviva PLC	337,052	1,616,712	0.4%
BP PLC	704,505	3,897,745	1.1%
# BP PLC, Sponsored ADR	10,298	342,714	0.1%
British American Tobacco PLC	106,755	4,216,123	1.2%
British American Tobacco PLC, Sponsored ADR	14,611	578,888	0.2%
Glencore PLC	795,673	4,561,647	1.3%
# HSBC Holdings PLC, Sponsored ADR	151,414	3,923,137	1.1%
Shell PLC	36,847	1,020,720	0.3%
Shell PLC, Sponsored ADR	285,549	15,885,091	4.4%
Vodafone Group PLC	2,031,496	2,371,572	0.7%
Other Securities		13,486,330	3.6%

TOTAL UNITED KINGDOM		53,548,999	14.9%

TOTAL COMMON STOCKS		351,551,341	98.1%

PREFERRED STOCKS — (0.8%)

GERMANY — (0.8%)
Volkswagen AG	18,370	2,351,385	0.7%
Other Securities		840,925	0.2%

TOTAL GERMANY		3,192,310	0.9%

TOTAL INVESTMENT SECURITIES (Cost $388,481,493)		354,743,651

		Value†
SECURITIES LENDING COLLATERAL — (5.4%)
@§ The DFA Short Term Investment Fund	1,745,747	20,182,582	5.6%

TOTAL INVESTMENTS—(100.0%) (Cost $408,671,532)		$374,926,233	104.6%

28

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

As of October 31, 2022, VA International Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	3	12/16/22	$570,119	$582,450	$12,331

Total Futures Contracts			$570,119	$582,450	$12,331

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$28,372,717	—	$28,372,717
Austria	—	209,137	—	209,137
Belgium	—	1,843,611	—	1,843,611
Canada	$38,097,676	—	—	38,097,676
China	—	66,250	—	66,250
Denmark	—	7,030,119	—	7,030,119
Finland	95,238	3,898,975	—	3,994,213
France	393,851	35,892,846	—	36,286,697
Germany	458,384	20,705,671	—	21,164,055
Hong Kong	—	7,097,292	—	7,097,292
Ireland	1,243,307	393,052	—	1,636,359
Israel	378,556	2,117,065	—	2,495,621
Italy	347,544	7,211,716	—	7,559,260
Japan	—	70,070,297	—	70,070,297
Netherlands	1,180,297	12,726,263	—	13,906,560
New Zealand	—	941,482	—	941,482
Norway	—	3,535,675	—	3,535,675
Portugal	—	447,875	—	447,875
Singapore	—	4,015,171	—	4,015,171
Spain	442,009	7,511,332	—	7,953,341
Sweden	—	9,004,177	—	9,004,177
Switzerland	10,271,995	22,002,762	—	32,274,757
United Kingdom	24,958,456	28,590,543	—	53,548,999
Preferred Stocks
Germany	—	3,192,310	—	3,192,310
Securities Lending Collateral	—	20,182,582	—	20,182,582
Futures Contracts**	12,331	—	—	12,331

TOTAL	$77,879,644	$297,058,920	—	$374,938,564

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

29

VA INTERNATIONAL SMALL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (94.0%)
	AUSTRALIA — (6.3%)
	Whitehaven Coal Ltd.	105,831	$614,751	0.3%
	Other Securities		14,765,476	6.2%

	TOTAL AUSTRALIA		15,380,227	6.5%

	AUSTRIA — (1.2%)
	ANDRITZ AG	8,365	388,776	0.2%
Ω	BAWAG Group AG	9,121	440,324	0.2%
	Other Securities		2,149,340	0.9%

	TOTAL AUSTRIA		2,978,440	1.3%

	BELGIUM — (1.4%)
	Other Securities		3,392,372	1.4%

	CANADA — (12.5%)
	Alamos Gold, Inc., Class A	50,761	400,542	0.2%
#*	Aritzia, Inc.	12,036	466,827	0.2%
*	Baytex Energy Corp.	66,144	359,280	0.2%
	Boralex, Inc., Class A	12,643	358,498	0.2%
	Capital Power Corp.	16,399	548,900	0.2%
	Crescent Point Energy Corp.	56,201	440,054	0.2%
#	Element Fleet Management Corp.	51,505	686,179	0.3%
	Enerplus Corp.	27,265	472,712	0.2%
	Finning International, Inc.	18,506	393,525	0.2%
*	MEG Energy Corp.	38,793	580,037	0.3%
#	Pan American Silver Corp.	25,043	400,187	0.2%
	Parkland Corp.	21,013	424,779	0.2%
#	PrairieSky Royalty Ltd.	28,109	436,589	0.2%
	Whitecap Resources, Inc.	73,640	570,809	0.3%
	Other Securities		23,746,932	9.7%

	TOTAL CANADA		30,285,850	12.8%

	CHINA — (0.1%)
	Other Securities		175,995	0.1%

	DENMARK — (2.2%)
	Other Securities		5,363,820	2.3%

	FINLAND — (2.1%)
#	Huhtamaki Oyj	11,797	423,977	0.2%
	Orion Oyj, Class B	12,691	584,017	0.3%
	Valmet Oyj	20,218	459,823	0.2%
	Other Securities		3,653,670	1.5%

	TOTAL FINLAND		5,121,487	2.2%

	FRANCE — (4.5%)
	Alten SA	3,514	410,541	0.2%
	Rexel SA	30,282	540,391	0.2%
*	SOITEC	3,077	394,006	0.2%
	SPIE SA	15,846	370,694	0.2%
	Valeo	25,353	417,639	0.2%

30

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	FRANCE — (Continued)
	Other Securities		$8,827,282	3.6%

	TOTAL FRANCE		10,960,553	4.6%

	GERMANY — (5.4%)
	Hugo Boss AG	7,793	358,925	0.2%
	K&S AG	27,384	604,611	0.3%
#Ω	Scout24 SE	8,304	425,538	0.2%
	Other Securities		11,761,167	4.8%

	TOTAL GERMANY		13,150,241	5.5%

	HONG KONG — (1.9%)
	Other Securities		4,526,001	1.9%

	IRELAND — (0.6%)
	Bank of Ireland Group PLC	116,691	840,248	0.4%
	Other Securities		592,668	0.2%

	TOTAL IRELAND		1,432,916	0.6%

	ISRAEL — (1.6%)
	Other Securities		3,748,477	1.6%

	ITALY — (3.2%)
	Banco BPM SpA	196,375	594,135	0.3%
	Leonardo SpA	52,338	420,488	0.2%
	Other Securities		6,757,507	2.8%

	TOTAL ITALY		7,772,130	3.3%

	JAPAN — (22.9%)
	Other Securities		55,650,914	23.5%

	NETHERLANDS — (2.0%)
	ASR Nederland NV	15,635	688,454	0.3%
Ω	Signify NV	13,843	383,523	0.2%
	Other Securities		3,702,552	1.5%

	TOTAL NETHERLANDS		4,774,529	2.0%

	NEW ZEALAND — (0.4%)
	Other Securities		1,057,341	0.4%

	NORWAY — (1.2%)
	Other Securities		2,855,041	1.2%

	PORTUGAL — (0.4%)
	Other Securities		881,138	0.4%

	SINGAPORE — (1.1%)
	Other Securities		2,625,711	1.1%

	SPAIN — (2.1%)
	Banco de Sabadell SA	678,587	533,915	0.2%
	Bankinter SA	84,414	510,617	0.2%
	Enagas SA	29,675	481,741	0.2%

31

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	SPAIN — (Continued)
	Other Securities		$3,641,885	1.6%

	TOTAL SPAIN		5,168,158	2.2%

	SWEDEN — (2.5%)
	Other Securities		6,107,566	2.6%

	SWITZERLAND — (7.0%)
	Baloise Holding AG	5,727	782,435	0.3%
	Belimo Holding AG	1,250	509,134	0.2%
	Clariant AG	28,915	464,687	0.2%
*	Flughafen Zurich AG	2,661	412,817	0.2%
Ω	Galenica AG	6,621	475,706	0.2%
	Georg Fischer AG	11,153	617,706	0.3%
	Helvetia Holding AG	4,948	491,348	0.2%
	PSP Swiss Property AG	6,170	659,140	0.3%
	Swiss Prime Site AG	9,958	803,540	0.3%
	Other Securities		11,787,719	5.0%

	TOTAL SWITZERLAND		17,004,232	7.2%

	UNITED KINGDOM — (11.3%)
	Beazley PLC	79,378	569,284	0.3%
	Inchcape PLC	52,930	451,540	0.2%
	Man Group PLC	160,972	400,435	0.2%
	Spectris PLC	11,953	414,279	0.2%
	Tate & Lyle PLC	45,152	362,807	0.2%
	Other Securities		25,284,875	10.5%

	TOTAL UNITED KINGDOM		27,483,220	11.6%

	UNITED STATES — (0.1%)
	Other Securities		322,555	0.1%

	TOTAL COMMON STOCKS		228,218,914	96.4%

	PREFERRED STOCKS — (0.3%)
	GERMANY — (0.3%)
	Other Securities		639,207	0.3%

	RIGHTS/WARRANTS — (0.0%)

	AUSTRALIA — (0.0%)
	Other Securities		470	0.0%

	CANADA — (0.0%)
	Other Security		13	0.0%

	HONG KONG — (0.0%)
	Other Security		70	0.0%

	TOTAL RIGHTS/WARRANTS		553	0.0%

	TOTAL INVESTMENT SECURITIES (Cost $274,216,183)		228,858,674

32

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (5.7%)
@§ The DFA Short Term Investment Fund	1,201,923	$13,895,431	5.9%

TOTAL INVESTMENTS—(100.0%) (Cost $288,117,435)		$242,754,105	102.6%

As of October 31, 2022, VA International Small Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	35	12/16/22	$6,777,767	$6,795,250	$17,483

Total Futures Contracts			$6,777,767	$6,795,250	$17,483

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$64,820	$15,224,327	$91,080	$15,380,227
Austria	9,557	2,968,883	—	2,978,440
Belgium	81,679	3,310,693	—	3,392,372
Canada	30,208,301	77,549	—	30,285,850
China	100,348	75,647	—	175,995
Denmark	—	5,363,820	—	5,363,820
Finland	—	5,121,487	—	5,121,487
France	40,074	10,919,880	599	10,960,553
Germany	—	13,150,241	—	13,150,241
Hong Kong	—	4,503,108	22,893	4,526,001
Ireland	—	1,432,916	—	1,432,916
Israel	85,741	3,662,736	—	3,748,477
Italy	—	7,772,130	—	7,772,130
Japan	74,060	55,576,854	—	55,650,914
Netherlands	—	4,774,529	—	4,774,529
New Zealand	—	1,057,341	—	1,057,341
Norway	47,725	2,807,316	—	2,855,041
Portugal	—	881,138	—	881,138
Singapore	—	2,619,396	6,315	2,625,711
Spain	—	5,168,158	—	5,168,158
Sweden	24,537	6,083,029	—	6,107,566
Switzerland	—	17,004,232	—	17,004,232
United Kingdom	16,941	27,463,598	2,681	27,483,220
United States	206,936	115,619	—	322,555
Preferred Stocks
Germany	—	639,207	—	639,207
Rights/Warrants
Australia	—	470	—	470
Canada	—	13	—	13
Hong Kong	—	70	—	70

33

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$13,895,431	—	$13,895,431
Futures Contracts**	$17,483	—	—	17,483

TOTAL	$30,978,202	$211,669,818	$123,568^	$242,771,588

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

34

VA SHORT-TERM FIXED PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

	Face Amount	Value†
	(000)
BONDS — (53.6%)
Agence Francaise de Developpement EPIC
3.125%, 06/30/24	8,600	$8,364,310
Alberta, Province of Canada
2.950%, 01/23/24	1,700	1,662,549
Amazon.com, Inc.
# 2.730%, 04/13/24	3,000	2,920,984
0.450%, 05/12/24	2,782	2,608,864
Asian Development Bank
2.625%, 01/30/24	5,750	5,608,000
1.625%, 03/15/24	4,000	3,836,080
Asian Infrastructure Investment Bank
2.250%, 05/16/24	2,550	2,455,905
BNG Bank NV
3.000%, 09/20/23	2,000	1,970,049
Caisse d’Amortissement de la Dette Sociale
3.375%, 03/20/24	363	356,304
0.375%, 05/27/24	5,150	4,811,748
Canadian Imperial Bank of Commerce
3.500%, 09/13/23	7,500	7,399,223
CDP Financial, Inc.
3.150%, 07/24/24	8,000	7,785,307
Cisco Systems, Inc.
3.625%, 03/04/24	356	350,636
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.300%, FRN
(r) 3.359%, 01/12/24	7,500	7,442,775
Council Of Europe Development Bank
0.250%, 10/20/23	5,965	5,715,763
CPPIB Capital, Inc.
Ω 3.000%, 06/13/24	3,000	2,914,084
Dexia Credit Local SA
3.250%, 09/26/23	3,250	3,203,587
0.500%, 07/16/24	1,052	977,990
Equinor ASA
2.650%, 01/15/24	1,350	1,313,130
Erste Abwicklungsanstalt
0.250%, 08/25/23	3,000	2,891,664
0.250%, 03/01/24	4,000	3,769,024
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
0.375%, 11/16/23	3,275	3,131,040

	Face Amount	Value†
	(000)
European Bank for Reconstruction & Development
0.250%, 07/10/23	4,500	$4,363,830
European Investment Bank
3.125%, 12/14/23	2,000	1,967,120
Export Development Canada
2.625%, 02/21/24	3,465	3,376,900
0.496%, 04/08/24	400	376,338
FMS Wertmanagement
2.750%, 01/30/24	8,000	7,815,276
0.375%, 05/06/24	600	562,447
Inter-American Development Bank
0.250%, 11/15/23	3,000	2,874,690
2.625%, 01/16/24	2,000	1,952,740
Inter-American Investment Corp., Floating Rate Note, SOFR + 0.270%, FRN
(r) 3.259%, 03/22/24	5,000	4,995,249
International Finance Corp.
2.875%, 07/31/23	5,000	4,928,376
Kommunalbanken AS
Ω 0.250%, 12/08/23	1,900	1,809,617
Kommunalbanken AS, Floating Rate Note, SOFR + 0.160%, FRN
(r)Ω 3.219%, 10/27/23	5,500	5,499,615
Kommunekredit
1.000%, 12/15/23	1,000	959,316
Kommuninvest I Sverige AB
Ω 3.250%, 01/16/24	850	834,990
Ω 0.375%, 02/16/24	9,000	8,513,280
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.250%, 02/12/24	4,000	3,781,056
Nederlandse Waterschapsbank NV
1.125%, 03/15/24	2,500	2,383,180
OMERS Finance Trust
2.500%, 05/02/24	2,000	1,931,540
Ontario Teachers’ Finance Trust
0.375%, 09/29/23	1,568	1,508,181
Ontario, Province of Canada
3.050%, 01/29/24	9,200	9,010,756
Province of Alberta Canada
3.350%, 11/01/23	7,763	7,661,149
Province of Ontario Canada
3.400%, 10/17/23	400	394,422
Roche Holdings, Inc.
Ω 1.882%, 03/08/24	4,500	4,324,995

35

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Roche Holdings, Inc., Floating Rate Note, SOFR + 0.240%, FRN
(r) 3.110%, 03/05/24	750	$744,861
Skandinaviska Enskilda Banken AB
Ω 0.550%, 09/01/23	800	769,976
Svensk Exportkredit AB
1.750%, 12/12/23	1,218	1,179,121
0.375%, 03/11/24	2,000	1,886,460
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r) 3.963%, 12/19/22	3,250	3,247,660
(r) 3.751%, 05/25/23	2,500	2,505,763
Svenska Handelsbanken AB
Ω 0.625%, 06/30/23	2,000	1,939,032
Swedbank AB
Ω 0.600%, 09/25/23	2,000	1,913,680
Toronto-Dominion Bank
3.500%, 07/19/23	3,958	3,917,309
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.220%, FRN
(r) 3.082%, 06/02/23	3,500	3,487,960
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.240%, FRN
(r) 3.298%, 01/06/23	713	712,571
Westpac Banking Corp.
# 3.300%, 02/26/24	9,520	9,339,819

TOTAL BONDS		194,958,291

CERTIFICATES OF DEPOSIT — (0.8%)
Royal Bank of Canada, Floating Rate Note, SOFR + 0.250%, FRN
(r)Ω 3.300%, 12/01/22	3,000	3,000,131

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (36.1%)
U.S. Treasury Notes
0.125%, 08/15/23	3,900	$3,764,262
# 0.125%, 08/31/23	7,500	7,219,336
# 0.250%, 09/30/23	24,200	23,254,688
0.125%, 10/15/23	29,500	28,253,164
0.375%, 10/31/23	27,500	26,350,586
0.500%, 11/30/23	8,500	8,133,105
0.125%, 12/15/23	3,500	3,329,238
0.750%, 12/31/23	10,000	9,558,984
0.125%, 01/15/24	5,000	4,735,352
2.000%, 04/30/24	1,000	961,680
U.S. Treasury Notes, 3M USTMMR - 0.075%, FRN
(r) 4.037%, 04/30/24	15,625	15,601,168

TOTAL U.S. TREASURY OBLIGATIONS		131,161,563

TOTAL INVESTMENT SECURITIES (Cost $336,300,268)		329,119,985

	Shares
TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund 3.010%	1,254,262	1,254,262

SECURITIES LENDING COLLATERAL — (9.1%)
@§ The DFA Short Term Investment Fund	2,871,388	33,196,113

TOTAL INVESTMENTS — (100.0%) (Cost $370,751,582)		$363,570,360

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$194,958,291	—	$194,958,291
Certificates of Deposit	—	3,000,131	—	3,000,131
U.S. Treasury Obligations	—	131,161,563	—	131,161,563
Temporary Cash Investments	$1,254,262	—	—	1,254,262
Securities Lending Collateral	—	33,196,113	—	33,196,113

TOTAL	$1,254,262	$362,316,098	—	$363,570,360

See accompanying Notes to Financial Statements.

36

VA GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Face Amount^	Value†
		(000)
BONDS — (80.5%)
AUSTRALIA — (7.6%)
Australia & New Zealand Banking Group Ltd.
(r) 3M Swap + 1.030%, FRN, 3.582%, 12/06/23	AUD	200	$128,551
4.050%, 05/12/25	AUD	700	440,055
3.700%, 11/16/25		1,000	960,047
Commonwealth Bank of Australia
4.200%, 08/18/25	AUD	1,500	944,649
Ω 1.125%, 06/15/26		4,100	3,544,629
National Australia Bank Ltd.
0.250%, 05/20/24	EUR	200	188,633
Ω 1.388%, 01/12/25		300	277,533
2.350%, 02/25/25	AUD	500	303,400
3.900%, 05/30/25	AUD	2,000	1,254,726
3.375%, 01/14/26		1,000	943,969
2.900%, 02/25/27	AUD	500	292,966
New South Wales Treasury Corp.
1.250%, 03/20/25	AUD	500	302,268
4.000%, 05/20/26	AUD	7,350	4,722,983
Queensland Treasury Corp.
Ω 3.250%, 07/21/26	AUD	4,000	2,503,493
South Australian Government Financing Authority
3.000%, 07/20/26	AUD	500	309,825
Treasury Corp. of Victoria
0.500%, 11/20/25	AUD	2,000	1,159,251
Westpac Banking Corp.
(r) 3M Swap + 0.880%, FRN, 3.184%, 08/16/24	AUD	100	64,140
2.350%, 02/19/25		500	470,175
2.700%, 03/17/25	AUD	700	427,279
2.850%, 05/13/26		3,000	2,775,162
1.150%, 06/03/26		3,970	3,443,979
4.125%, 06/04/26	AUD	500	311,674

TOTAL AUSTRALIA			25,769,387

AUSTRIA — (0.8%)
Oesterreichische Kontrollbank AG
1.250%, 12/15/23	GBP	500	557,499
0.500%, 09/16/24		1,350	1,249,945
Republic of Austria Government Bond
Ω 1.650%, 10/21/24	EUR	1,000	981,221

TOTAL AUSTRIA			2,788,665

BELGIUM — (3.0%)
Dexia Credit Local SA
0.500%, 07/22/23	GBP	500	560,022

		Face Amount^	Value†
		(000)
BELGIUM — (Continued)
1.625%, 12/08/23	GBP	500	$558,686
0.500%, 07/16/24		4,000	3,718,593
1.250%, 11/26/24	EUR	1,300	1,245,294
Euroclear Bank SA
0.125%, 07/07/25	EUR	150	136,408
Kingdom of Belgium Government Bond
Ω 2.600%, 06/22/24	EUR	300	299,235
Ω 0.500%, 10/22/24	EUR	2,600	2,495,368
Ω 0.800%, 06/22/25	EUR	1,200	1,148,293

TOTAL BELGIUM			10,161,899

CANADA — (12.3%)
Alberta, Province of Canada
2.950%, 01/23/24		500	488,985
Bank of Montreal
2.890%, 06/20/23	CAD	4,500	3,262,620
2.700%, 09/11/24	CAD	300	211,679
Bank of Nova Scotia
2.290%, 06/28/24	CAD	2,600	1,830,659
Canadian Imperial Bank of Commerce
2.970%, 07/11/23	CAD	3,100	2,246,081
CPPIB Capital, Inc.
0.375%, 07/25/23	GBP	600	672,210
0.875%, 12/17/24	GBP	1,100	1,177,823
#Ω 0.875%, 09/09/26		1,947	1,680,989
Export Development Canada
1.375%, 12/08/23	GBP	1,100	1,229,551
2.625%, 02/21/24		1,925	1,876,055
0.000%, 01/27/25	EUR	500	464,650
Manitoba, Province of Canada
2.600%, 04/16/24		1,000	969,950
OMERS Finance Trust
0.450%, 05/13/25	EUR	1,400	1,298,589
Ontario Teachers’ Finance Trust
0.500%, 05/06/25	EUR	900	836,995
Ontario, Province of Canada
0.500%, 12/15/23	GBP	100	110,662
3.050%, 01/29/24		2,000	1,958,860
0.875%, 01/21/25	EUR	100	94,626
3.100%, 08/26/25	AUD	1,000	617,876
Province of Alberta Canada
0.500%, 04/16/25	EUR	600	560,807
0.625%, 04/18/25	EUR	900	842,959
Province of Ontario Canada
2.600%, 09/08/23	CAD	3,500	2,532,995
3.400%, 10/17/23		500	493,028
Province of Quebec Canada
0.750%, 12/13/24	GBP	300	321,200

37

VA GLOBAL BOND PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
CANADA — (Continued)
0.875%, 01/15/25	EUR	980	$928,099
3.700%, 05/20/26	AUD	2,100	1,305,022
PSP Capital, Inc.
2.090%, 11/22/23	CAD	1,100	789,172
0.500%, 09/15/24		750	693,638
Quebec, Province of Canada
2.500%, 04/09/24		3,240	3,141,180
Royal Bank of Canada
2.333%, 12/05/23	CAD	1,700	1,213,915
Toronto-Dominion Bank
1.909%, 07/18/23	CAD	1,600	1,150,306
0.750%, 09/11/25		350	306,822
0.750%, 01/06/26		1,939	1,672,898
1.200%, 06/03/26		3,939	3,394,016
Toronto-Dominion Bank
3.005%, 05/30/23	CAD	1,700	1,234,779

TOTAL CANADA			41,609,696

DENMARK — (3.5%)
Denmark Government Bond
0.000%, 11/15/24	DKK	77,000	9,770,455
Kommunekredit
1.000%, 12/15/23		1,200	1,151,179
2.000%, 06/25/24	GBP	600	665,994
0.375%, 11/15/24	GBP	250	266,373
Novo Nordisk Finance Netherlands BV
0.750%, 03/31/25	EUR	100	93,842

TOTAL DENMARK			11,947,843

FINLAND — (2.3%)
Finland Government Bond
Ω 0.000%, 09/15/24	EUR	900	857,172
Ω 0.875%, 09/15/25	EUR	1,500	1,432,410
Kuntarahoitus Oyj
0.000%, 11/15/24	EUR	300	280,851
0.875%, 12/16/24	GBP	1,200	1,288,564
Nordea Bank Abp
Ω 0.750%, 08/28/25		3,800	3,333,740
OP Corporate Bank PLC
1.000%, 05/22/25	EUR	500	463,978

TOTAL FINLAND			7,656,715

FRANCE — (4.9%)
Agence Francaise de Developpement EPIC
0.000%, 03/25/25	EUR	900	836,573
0.625%, 01/22/26		4,800	4,215,168
BNP Paribas SA
2.875%, 09/26/23	EUR	21	20,756
Bpifrance SACA
0.500%, 05/25/25	EUR	600	562,224

		Face Amount^	Value†
		(000)
FRANCE — (Continued)
Caisse d’Amortissement de la Dette Sociale
3.375%, 03/20/24		417	$409,308
0.375%, 05/27/24		1,500	1,401,480
1.375%, 11/25/24	EUR	1,500	1,446,116
French Republic Government Bond OAT
2.250%, 05/25/24	EUR	300	297,058
1.750%, 11/25/24	EUR	300	294,225
0.000%, 02/25/25	EUR	2,500	2,349,867
SFIL SA
0.625%, 02/09/26		1,800	1,575,620
SNCF Reseau
4.500%, 01/30/24	EUR	100	101,184
Societe Nationale SNCF SA
4.625%, 02/02/24	EUR	450	455,466
4.125%, 02/19/25	EUR	1,200	1,223,210
Unedic Asseo
2.375%, 05/25/24	EUR	600	591,420
0.125%, 11/25/24	EUR	400	376,069
0.625%, 02/17/25	EUR	300	284,095

TOTAL FRANCE			16,439,839

GERMANY — (5.9%)
Erste Abwicklungsanstalt
0.250%, 03/01/24		1,800	1,696,061
0.875%, 10/30/24		2,400	2,223,583
FMS Wertmanagement
0.625%, 12/15/23	GBP	200	221,518
0.375%, 05/06/24		1,000	937,412
1.375%, 03/07/25	GBP	100	107,721
Kreditanstalt fuer Wiederaufbau
0.250%, 03/08/24		3,033	2,859,894
1.625%, 05/10/24		1,500	1,433,373
0.875%, 07/18/24	GBP	100	109,046
0.125%, 10/04/24	EUR	300	284,658
0.000%, 11/15/24	EUR	280	264,107
0.000%, 02/18/25	EUR	1,380	1,292,442
4.000%, 02/27/25	AUD	500	319,908
0.010%, 03/31/25	EUR	96	89,648
0.375%, 04/23/25	EUR	159	149,637
3.200%, 09/11/26	AUD	500	307,725
Land Hessen
0.000%, 03/10/25	EUR	200	185,971
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.375%, 12/15/23	GBP	550	613,987
2.000%, 07/23/24		3,181	3,039,452
0.375%, 12/09/24	GBP	1,078	1,146,150
Landwirtschaftliche Rentenbank
4.250%, 01/09/25	AUD	1,000	641,649
4.750%, 05/06/26	AUD	400	259,735
NRW Bank
1.375%, 12/15/23	GBP	300	334,727

38

VA GLOBAL BOND PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
GERMANY — (Continued)
0.375%, 12/16/24	GBP	800	$850,134
State of North Rhine-Westphalia Germany
0.625%, 12/16/24	GBP	700	747,006

TOTAL GERMANY			20,115,544

IRELAND — (1.3%)
Ireland Government Bond
3.400%, 03/18/24	EUR	400	401,937
5.400%, 03/13/25	EUR	3,800	4,037,766

TOTAL IRELAND			4,439,703

NETHERLANDS — (2.6%)
BNG Bank NV
2.000%, 04/12/24	GBP	600	668,454
#Ω 3.500%, 08/26/24		700	685,209
3.250%, 07/15/25	AUD	1,700	1,056,424
Cooperatieve Rabobank UA
1.375%, 01/10/25		340	312,258
Nederlandse Waterschapsbank NV
1.125%, 03/15/24		400	381,309
2.000%, 12/16/24	GBP	950	1,042,582
Netherlands Government Bond
Ω 2.000%, 07/15/24	EUR	2,500	2,472,383
Ω 0.250%, 07/15/25	EUR	500	471,237
Network Rail Infrastructure Finance PLC
4.750%, 01/22/24	GBP	613	709,952
Shell International Finance BV
1.125%, 04/07/24	EUR	410	394,992
0.500%, 05/11/24	EUR	400	380,621
0.750%, 05/12/24	EUR	200	191,296

TOTAL NETHERLANDS			8,766,717

NEW ZEALAND — (0.8%)
New Zealand Local Government Funding Agency Bond
2.250%, 04/15/24	NZD	4,500	2,509,048
2.750%, 04/15/25	NZD	500	274,248

TOTAL NEW ZEALAND			2,783,296

NORWAY — (2.2%)
Equinor ASA
1.750%, 01/22/26		1,000	899,737
Kommunalbanken AS
0.250%, 12/08/23		400	380,896
2.750%, 02/05/24		400	390,387
2.000%, 06/19/24		800	766,378
1.000%, 12/12/24	GBP	350	376,715
4.250%, 07/16/25	AUD	1,800	1,149,661
0.600%, 06/01/26	AUD	2,100	1,174,040
Norway Government Bond
Ω 3.000%, 03/14/24	NOK	14,500	1,385,261

		Face Amount^	Value†
		(000)
NORWAY — (Continued)
Ω 1.750%, 03/13/25	NOK	10,900	$1,005,950

TOTAL NORWAY			7,529,025

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (14.3%)
African Development Bank
4.750%, 03/06/24	AUD	500	322,555
4.000%, 01/10/25	AUD	500	318,434
4.500%, 06/02/26	AUD	1,000	642,474
Asian Development Bank
1.375%, 12/15/23	GBP	2,340	2,614,110
1.625%, 03/15/24		3,703	3,551,251
0.375%, 06/11/24		1,300	1,213,927
2.500%, 12/19/24	GBP	150	166,675
3.750%, 03/12/25	AUD	2,000	1,268,262
3.700%, 06/17/25	AUD	500	316,443
0.800%, 11/06/25	AUD	500	289,472
0.500%, 05/05/26	AUD	1,000	562,256
Asian Infrastructure Investment Bank
2.250%, 05/16/24		1,688	1,625,713
1.000%, 05/06/26	AUD	500	283,540
Council Of Europe Development Bank
0.375%, 03/27/25	EUR	350	327,122
European Financial Stability Facility
2.125%, 02/19/24	EUR	600	591,370
0.000%, 04/19/24	EUR	500	477,545
1.750%, 06/27/24	EUR	549	536,630
0.400%, 02/17/25	EUR	150	141,379
0.500%, 07/11/25	EUR	120	112,483
0.000%, 10/15/25	EUR	450	413,322
European Investment Bank
0.875%, 12/15/23	GBP	1,310	1,456,469
3.250%, 01/29/24		541	531,922
0.750%, 09/09/24	NOK	15,000	1,370,541
0.875%, 09/13/24	EUR	200	191,952
0.750%, 11/15/24	GBP	500	538,743
1.375%, 03/07/25	GBP	1,165	1,256,381
0.000%, 03/25/25	EUR	140	130,315
1.250%, 05/12/25	SEK	2,000	172,586
2.900%, 10/17/25	AUD	800	493,650
European Stability Mechanism
0.000%, 12/16/24	EUR	1,300	1,219,312
0.000%, 03/14/25	EUR	1,184	1,103,386
European Union
0.500%, 04/04/25	EUR	700	660,603
0.800%, 07/04/25	EUR	6,550	6,198,333
Inter-American Development Bank
1.250%, 12/15/23	GBP	3,200	3,570,805
3.000%, 02/21/24		454	444,602
1.375%, 12/15/24	GBP	800	868,793
2.750%, 10/30/25	AUD	1,300	798,437
4.250%, 06/11/26	AUD	1,500	955,913

39

VA GLOBAL BOND PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Inter-American Investment Corp.
1.750%, 10/02/24		324	$306,299
International Bank for Reconstruction & Development
2.500%, 08/03/23	CAD	2,500	1,809,153
2.500%, 03/19/24		4,314	4,191,871
0.500%, 05/18/26	AUD	1,500	840,570
International Development Association
0.750%, 12/12/24	GBP	300	321,764
International Finance Corp.
4.000%, 04/03/25	AUD	2,500	1,597,483
3.200%, 07/22/26	AUD	2,000	1,233,153
Nordic Investment Bank
1.500%, 03/13/25	NOK	2,000	182,705
3.400%, 02/06/26	AUD	600	372,659

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			48,593,363

SWEDEN — (9.3%)
Kommuninvest I Sverige AB
3.250%, 01/16/24		1,000	982,342
0.375%, 02/16/24		300	283,710
1.375%, 05/08/24		2,200	2,091,210
Ω 1.375%, 05/08/24		1,000	950,840
Ω 2.875%, 07/03/24		1,783	1,730,002
1.000%, 10/02/24	SEK	19,000	1,645,203
1.000%, 05/12/25	SEK	17,000	1,450,477
Skandinaviska Enskilda Banken AB
#Ω 0.850%, 09/02/25		200	176,070
#Ω 1.400%, 11/19/25		4,000	3,540,122
Ω 1.200%, 09/09/26		7,100	6,068,730
Svensk Exportkredit AB
1.375%, 12/15/23	GBP	260	290,136
0.375%, 03/11/24		2,000	1,886,460
0.375%, 07/30/24		3,000	2,784,698
# 3.625%, 09/03/24		2,700	2,645,391
Svenska Handelsbanken AB
Ω 0.550%, 06/11/24		1,250	1,160,297
0.125%, 06/18/24	EUR	1,000	938,851
1.000%, 04/15/25	EUR	200	187,688
Sweden Government Bond
Ω 1.500%, 11/13/23	SEK	10,000	898,480
2.500%, 05/12/25	SEK	20,500	1,860,191

TOTAL SWEDEN			31,570,898

SWITZERLAND — (0.2%)
Novartis Capital Corp.
3.400%, 05/06/24		600	588,376

		Face Amount^	Value†
		(000)
UNITED KINGDOM — (1.4%)
United Kingdom Gilt
0.125%, 01/31/24	GBP	2,100	$2,315,689
0.250%, 01/31/25	GBP	2,400	2,558,424

TOTAL UNITED KINGDOM			4,874,113

UNITED STATES — (8.1%)
Abbott Ireland Financing DAC
0.100%, 11/19/24	EUR	200	186,686
Amazon.com, Inc.
2.730%, 04/13/24		3,750	3,651,230
0.450%, 05/12/24		1,500	1,406,649
1.000%, 05/12/26		1,978	1,731,342
Apple, Inc.
2.513%, 08/19/24	CAD	1,000	707,329
1.125%, 05/11/25		644	588,883
3.600%, 06/10/26	AUD	500	308,633
Berkshire Hathaway, Inc.
0.000%, 03/12/25	EUR	290	265,499
3.125%, 03/15/26		2,144	2,031,782
Chevron USA, Inc.
0.687%, 08/12/25		1,507	1,348,238
Exxon Mobil Corp.
0.142%, 06/26/24	EUR	300	282,594
National Securities Clearing Corp.
#Ω 0.750%, 12/07/25		3,809	3,335,028
Procter & Gamble Co.
1.000%, 04/23/26		1,668	1,475,859
Roche Finance Europe BV
0.875%, 02/25/25	EUR	400	381,804
Roche Holdings, Inc.
#Ω 1.882%, 03/08/24		2,600	2,498,886
#Ω 3.350%, 09/30/24		2,000	1,948,699
#Ω 0.991%, 03/05/26		800	703,061
Ω 2.625%, 05/15/26		3,200	2,955,205
Visa, Inc.
3.150%, 12/14/25		1,855	1,767,910

TOTAL UNITED STATES			27,575,317

TOTAL BONDS			273,210,396

U.S. TREASURY OBLIGATIONS — (18.0%)
U.S. Treasury Notes
0.125%, 07/15/23		15,000	14,530,078
0.125%, 07/31/23		16,800	16,243,500
0.125%, 08/15/23		3,750	3,619,482
0.125%, 12/15/23		2,000	1,902,422
0.750%, 12/31/23		6,500	6,213,340
0.875%, 01/31/24		8,000	7,632,812
2.500%, 01/31/24		3,500	3,409,219
0.125%, 02/15/24		2,500	2,359,668

40

VA GLOBAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
0.375%, 04/15/24	5,500	$5,170,645

TOTAL U.S. TREASURY OBLIGATIONS		61,081,166

TOTAL INVESTMENT SECURITIES (Cost $356,914,834)		334,291,562

	Shares	Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund	441,168	$5,100,348

TOTAL INVESTMENTS — (100.0%) (Cost $362,017,403)		$339,391,910

As of October 31, 2022, VA Global Bond Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	16,456,805	EUR	16,398,134	Morgan Stanley and Co. International	11/03/22	$250,248
USD	1,715,097	SEK	18,298,183	Citibank, N.A.	11/16/22	56,344
USD	792,194	SEK	8,394,549	Citibank, N.A.	11/18/22	31,118
USD	345,851	SEK	3,713,888	HSBC Bank	11/18/22	9,138
USD	1,157,135	EUR	1,154,274	Bank of America Corp.	11/22/22	14,815
USD	830,112	DKK	6,129,500	Bank of America Corp.	11/22/22	15,325
USD	3,824,515	EUR	3,804,726	Citibank, N.A.	11/22/22	59,193
USD	770,554	EUR	766,579	HSBC Bank	11/22/22	11,914
USD	1,276,473	DKK	9,454,751	JP Morgan	11/22/22	19,665
USD	1,151,625	EUR	1,133,156	NatWest Markets PLC	11/22/22	30,205
USD	4,513,098	EUR	4,491,469	State Street Bank and Trust	11/22/22	68,145
USD	2,166,363	EUR	2,164,804	UBS AG	11/22/22	23,979
USD	3,937,901	DKK	29,087,767	Bank of America Corp.	12/07/22	66,233
USD	2,416,277	NOK	24,939,659	NatWest Markets PLC	12/21/22	13,242
AUD	350,117	USD	221,002	Bank of America Corp.	01/03/23	3,420
USD	487,321	EUR	486,094	Bank of America Corp.	01/03/23	4,329
USD	25,514,715	AUD	39,256,427	Citibank, N.A.	01/03/23	351,738
USD	3,931,363	DKK	29,219,899	Morgan Stanley and Co. International	01/03/23	30,911
USD	848,531	EUR	845,726	State Street Bank and Trust	01/03/23	8,202
USD	367,901	EUR	370,013	UBS AG	01/03/23	250
NZD	54,096	USD	30,775	Citibank, N.A.	01/05/23	706
NOK	1,968,094	USD	185,031	Citibank, N.A.	01/05/23	4,713
NOK	4,399,460	USD	414,947	HSBC Bank	01/05/23	9,205
USD	123,089	AUD	191,654	Citibank, N.A.	01/09/23	215
USD	16,866,944	EUR	16,715,551	State Street Bank and Trust	01/25/23	231,443

Total Appreciation						$1,314,696

USD	1,864,729	SEK	20,975,004	Morgan Stanley and Co. International	11/28/22	$(38,169)
NOK	4,019,126	USD	391,969	Citibank, N.A.	12/21/22	(4,710)
USD	58,396	EUR	59,397	State Street Bank and Trust	01/03/23	(622)
USD	1,055,840	EUR	1,072,426	UBS AG	01/03/23	(9,742)
USD	3,033,964	NOK	32,071,760	Bank of America Corp.	01/05/23	(58,075)
NOK	5,088,273	USD	491,459	HSBC Bank	01/05/23	(898)
USD	2,765,964	NZD	4,841,729	State Street Bank and Trust	01/05/23	(51,706)
USD	2,662,757	AUD	4,191,811	Morgan Stanley and Co. International	01/09/23	(24,719)
USD	1,386,978	SEK	15,610,607	Citibank, N.A.	01/11/23	(35,573)
USD	16,684,635	CAD	23,249,821	Citibank, N.A.	01/12/23	(397,918)
USD	2,870,941	AUD	4,556,919	Citibank, N.A.	01/17/23	(51,439)
USD	28,765,449	GBP	25,910,909	HSBC Bank	01/20/23	(1,031,437)

41

VA GLOBAL BOND PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	557,113	GBP	495,958	State Street Bank and Trust	01/25/23	$(13,302)

Total (Depreciation)						$(1,718,310)

Total Appreciation (Depreciation)						$(403,614)

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$25,769,387	—	$25,769,387
Austria	—	2,788,665	—	2,788,665
Belgium	—	10,161,899	—	10,161,899
Canada	—	41,609,696	—	41,609,696
Denmark	—	11,947,843	—	11,947,843
Finland	—	7,656,715	—	7,656,715
France	—	16,439,839	—	16,439,839
Germany	—	20,115,544	—	20,115,544
Ireland	—	4,439,703	—	4,439,703
Netherlands	—	8,766,717	—	8,766,717
New Zealand	—	2,783,296	—	2,783,296
Norway	—	7,529,025	—	7,529,025
Supranational Organization Obligations	—	48,593,363	—	48,593,363
Sweden	—	31,570,898	—	31,570,898
Switzerland	—	588,376	—	588,376
United Kingdom	—	4,874,113	—	4,874,113
United States	—	27,575,317	—	27,575,317
U.S. Treasury Obligations	—	61,081,166	—	61,081,166
Securities Lending Collateral	—	5,100,348	—	5,100,348
Forward Currency Contracts**	—	(403,614)	—	(403,614)

TOTAL	—	$338,988,296	—	$338,988,296

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

42

VIT INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.7%)
Treasury Inflation Protected Security
0.500%, 01/15/28	12,902	$12,136,981
1.750%, 01/15/28	15,523	15,557,125
3.625%, 04/15/28	19,213	21,042,641
0.750%, 07/15/28	16,342	15,549,908
0.875%, 01/15/29	19,940	18,984,976
2.500%, 01/15/29	18,692	19,546,417
3.875%, 04/15/29	18,539	20,886,962
0.250%, 07/15/29	1,447	1,320,302
0.125%, 01/15/30	19,973	17,874,135
0.125%, 07/15/30	4,390	3,916,787
0.125%, 01/15/31	9,573	8,476,493
0.125%, 07/15/31	13,647	12,025,745
0.125%, 01/15/32	13,355	11,661,543
3.375%, 04/15/32	15,217	17,430,227
2.125%, 02/15/40	5,413	5,658,399
2.125%, 02/15/41	4,192	4,373,564
0.750%, 02/15/42	2,097	1,721,808

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 234,049,479)		208,164,013

	Shares
TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 3.010%	677,245	677,245

TOTAL INVESTMENTS — (100.0%) (Cost $ 234,726,724)		$208,841,258

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$208,164,013	—	$208,164,013
Temporary Cash Investments	$677,245	—	—	677,245

TOTAL	$677,245	$208,164,013	—	$208,841,258

See accompanying Notes to Financial Statements.

43

VA GLOBAL MODERATE ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	1,860,800	$52,121,003
Investment in VA Global Bond Portfolio of DFA Investment Dimensions Group, Inc.	2,068,190	20,102,810
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	2,278,994	20,100,726
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	599,471	18,403,776
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	1,496,225	18,283,869
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	852,373	8,148,686
Investment in VA Short-Term Fixed Portfolio of DFA Investment Dimensions Group, Inc.	814,831	8,140,160
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	440,609	7,988,252
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group, Inc.	121,718	3,800,033
Investment in VA International Value Portfolio of DFA Investment Dimensions Group, Inc.	179,014	2,080,140
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	49,409	1,896,797
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	183,874	621,493

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $132,646,422)		$161,687,745

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 3.010% (Cost $184,427)	184,427	184,427

TOTAL INVESTMENTS — (100.0%) (Cost $132,830,849)		$161,872,172

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$161,687,745	—	—	$161,687,745
Temporary Cash Investments	184,427	—	—	184,427

TOTAL	$161,872,172	—	—	$161,872,172

See accompanying Notes to Financial Statements.

44

VA EQUITY ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	893,032	$27,416,084
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	787,012	21,682,180
Investment in VA U.S. Targeted Value Portfolio of DFA Investment Dimensions Group, Inc.	559,355	12,697,364
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	1,021,272	12,479,941
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	416,930	7,558,938
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group, Inc.	226,432	7,069,196
Investment in VA International Small Portfolio of DFA Investment Dimensions Group, Inc.	377,159	3,809,304
Investment in VA International Value Portfolio of DFA Investment Dimensions Group, Inc.	246,629	2,865,836
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	47,321	1,816,653
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	175,377	592,775

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $84,531,963)		$97,988,271

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$97,988,271	—	—	$97,988,271

TOTAL	$97,988,271	—	—	$97,988,271

See accompanying Notes to Financial Statements.

45

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	VA U.S. Targeted Value Portfolio*	VA U.S. Large Value Portfolio*	VA International Value Portfolio*	VA International Small Portfolio*
ASSETS:
Investment Securities at Value (including $23,529, $9,694, $21,740 and $17,799 of securities on loan, respectively)	$517,870	$624,423	$354,744	$228,859
Temporary Cash Investments at Value & Cost	1,917	3,895	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $22,236, $2,012, $20,190 and $13,901, respectively)	22,228	2,011	20,183	13,895
Segregated Cash for Futures Contracts	—	850	30	350
Foreign Currencies at Value	—	—	913	3,956
Cash	—	—	825	3,244
Receivables:
Investment Securities Sold	609	14,383	419	578
Dividends and Interest	213	703	1,979	1,078
Securities Lending Income	8	1	14	26
Fund Shares Sold	391	186	65	84
Prepaid Expenses and Other Assets	8	29	—	—

Total Assets	543,244	646,481	379,172	252,070

LIABILITIES:
Payables:
Upon Return of Securities Loaned	21,852	1,929	20,605	14,389
Investment Securities Purchased	1,727	83	—	—
Fund Shares Redeemed	146	211	65	895
Due to Advisor	111	97	73	68
Futures Margin Variation	—	839	4	49
Unrealized Loss on Foreign Currency Contracts	—	—	—	2
Accrued Expenses and Other Liabilities	27	29	30	34

Total Liabilities	23,863	3,188	20,777	15,437

NET ASSETS	$519,381	$643,293	$358,395	$236,633

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	22,882,676	20,606,643	30,848,450	23,438,268

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$22.70	$31.22	$11.62	$10.10

Investment Securities at Cost	$423,767	$436,089	$388,481	$274,216

Foreign Currencies at Cost	$—	$—	$918	$3,967

NET ASSETS CONSIST OF:
Paid-In Capital	$380,183	$435,489	$375,720	$274,349
Total Distributable Earnings (Loss)	139,198	207,804	(17,325)	(37,716)

NET ASSETS	$519,381	$643,293	$358,395	$236,633

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

46

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	VA Short- Term Fixed Portfolio*	VA Global Bond Portfolio*	VIT Inflation- Protected Securities Portfolio
ASSETS:
Investment Securities at Value (including $32,518, $4,999 and $0 of securities on loan, respectively)	$329,120	$334,292	$208,164
Temporary Cash Investments at Value & Cost	1,254	—	677
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $33,197, $5,103 and $0, respectively)	33,196	5,100	—
Foreign Currencies at Value	—	38	—
Cash	49	2,890	—
Receivables:
Investment Securities Sold	—	1,033	—
Dividends and Interest	1,145	1,777	488
Securities Lending Income	7	2	—
Fund Shares Sold	20	146	34
Unrealized Gain on Forward Currency Contracts	—	1,315	—

Total Assets	364,791	346,593	209,363

LIABILITIES:
Payables:
Upon Return of Securities Loaned	10,858	5,920	—
Investment Securities Purchased	22,345	753	—
Fund Shares Redeemed	2,950	36	59
Due to Advisor	27	62	16
Unrealized Loss on Forward Currency Contracts	—	1,718	—
Unrealized Loss on Foreign Currency Contracts	—	2	—
Accrued Expenses and Other Liabilities	18	19	14

Total Liabilities	36,198	8,510	89

NET ASSETS	$328,593	$338,083	$209,274

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	32,882,378	34,786,531	21,337,877

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.99	$9.72	$9.81

Investment Securities at Cost	$336,300	$356,915	$234,049

Foreign Currencies at Cost	$—	$39	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$335,149	$370,751	$227,608
Total Distributable Earnings (Loss)	(6,556)	(32,668)	(18,334)

NET ASSETS	$328,593	$338,083	$209,274

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

47

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	VA Global Moderate Allocation Portfolio	VA Equity Allocation Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$161,688	$97,988
Temporary Cash Investments at Value & Cost	184	—
Cash	—	143
Receivables:
Fund Shares Sold	305	162

Total Assets	162,177	98,293

LIABILITIES:
Payables:
Investment Securities/Affiliated Investment Companies Purchased	104	93
Fund Shares Redeemed	5	5
Due to Advisor	10	7
Accrued Expenses and Other Liabilities	5	4

Total Liabilities	124	109

NET ASSETS	$162,053	$98,184

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	11,804,651	7,842,962

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$13.73	$12.52

Investments in Affiliated Investment Companies at Cost	$132,646	$84,532

NET ASSETS CONSIST OF:
Paid-In Capital	$130,787	$83,359
Total Distributable Earnings (Loss)	31,266	14,825

NET ASSETS	$162,053	$98,184

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	500,000,000

See accompanying Notes to Financial Statements.

48

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	VA U.S. Targeted Value Portfolio#	VA U.S. Large Value Portfolio#	VA International Value Portfolio#	VA International Small Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $11, $1, $1,672 and $813, respectively)	$8,773	$15,049	$17,649	$8,178
Income from Securities Lending	51	6	157	287

Total Investment Income	8,824	15,055	17,806	8,465

Expenses
Investment Management Fees	1,438	1,255	1,041	1,002
Accounting & Transfer Agent Fees	6	7	11	8
Custodian Fees	20	11	47	86
Shareholders’ Reports	30	16	33	27
Directors’/Trustees’ Fees & Expenses	3	4	2	1
Professional Fees	18	21	16	12
Other	22	28	18	20

Total Expenses	1,537	1,342	1,168	1,156

Fees Paid Indirectly (Note C)	—	—	5	3

Net Expenses	1,537	1,342	1,163	1,153

Net Investment Income (Loss)	7,287	13,713	16,643	7,312

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	39,915	14,785	6,391	4,956
Affiliated Investment Companies Shares Sold	(7)	—	4	(6)
Futures	37	46	(62)	(7)
Foreign Currency Transactions	—	—	(339)	(269)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(53,867)	(48,750)	(79,602)	(95,800)
Affiliated Investment Companies Shares	(10)	(1)	(10)	(7)
Futures	—	10	12	17
Translation of Foreign Currency-Denominated Amounts	—	—	(74)	(54)

Net Realized and Unrealized Gain (Loss)	(13,932)	(33,910)	(73,680)	(91,170)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,645)	$(20,197)	$(57,037)	$(83,858)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

49

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	VA Short- Term Fixed Portfolio#	VA Global Bond Portfolio#	VIT Inflation- Protected Securities Portfolio
Investment Income
Interest	$3,324	$5,389	$18,554
Income from Securities Lending	40	13	—

Total Investment Income	3,364	5,402	18,554

Expenses
Investment Management Fees	348	783	228
Accounting & Transfer Agent Fees	1	2	3
Custodian Fees	7	8	3
Shareholders’ Reports	21	24	19
Directors’/Trustees’ Fees & Expenses	3	2	2
Professional Fees	8	11	6
Other	10	11	9

Total Expenses	398	841	270

Fees Paid Indirectly (Note C)	—	11	—

Net Expenses	398	830	270

Net Investment Income (Loss)	2,966	4,572	18,284

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(2,121)	(24,197)	(8,676)
Affiliated Investment Companies Shares Sold	(23)	(3)	—
Foreign Currency Transactions	—	(31)	—
Forward Currency Contracts	—	11,627	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(7,112)	(18,515)	(41,627)
Affiliated Investment Companies Shares	(2)	(2)	—
Translation of Foreign Currency-Denominated Amounts	—	(33)	—
Forward Currency Contracts	—	(47)	—

Net Realized and Unrealized Gain (Loss)	(9,258)	(31,201)	(50,303)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,292)	$(26,629)	$(32,019)

**	Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

50

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	VA Global Moderate Allocation Portfolio*	VA Equity Allocation Portfolio*
Investment Income
Investment Income
Income Distributions Received from Affiliated Investment Companies	$2,919	$2,069

Total Investment Income	2,919	2,069

Expenses
Investment Management Fees	396	270
Accounting & Transfer Agent Fees	2	1
Custodian Fees	1	2
Shareholders’ Reports	18	6
Directors’/Trustees’ Fees & Expenses	1	2
Professional Fees	5	3
Previously Waived Fees Recovered by Advisor (Note C)	2	—
Other	3	2

Total Expenses	428	286

Fees Waived, Expenses Reimbursed by Advisor (Note C)	289	176
Fees Paid Indirectly (Note C)	—	1

Net Expenses	139	109

Net Investment Income (Loss)	2,780	1,960

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	2,610	3,040
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(599)	(302)
Futures	21	5
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(26,064)	(20,235)

Net Realized and Unrealized Gain (Loss)	(24,032)	(17,492)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(21,252)	$(15,532)

*	Investment Income and Realized and Unrealized Gain (Loss) were distributed from the Portfolio’s Underlying Funds (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

51

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA U.S. Targeted Value Portfolio		VA U.S. Large Value Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$7,287	$7,233	$13,713	$10,692
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	39,915	39,526	14,785	9,656
Affiliated Investment Companies Shares Sold	(7)	(3)	—	—
Futures	37	13	46	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(53,867)	183,894	(48,750)	195,150
Affiliated Investment Companies Shares	(10)	—	(1)	—
Futures	—	—	10	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,645)	230,663	(20,197)	215,498

Distributions:
Institutional Class Shares	(43,331)	(5,973)	(10,957)	(11,001)
Capital Share Transactions (1):
Shares Issued	109,722	120,102	136,235	137,647
Shares Issued in Lieu of Cash Distributions	42,935	5,910	10,935	10,978
Shares Redeemed	(110,402)	(141,417)	(121,115)	(160,837)

Net Increase (Decrease) from Capital Share Transactions	42,255	(15,405)	26,055	(12,212)

Total Increase (Decrease) in Net Assets	(7,721)	209,285	(5,099)	192,285
Net Assets
Beginning of Year	527,102	317,817	648,392	456,107

End of Year	$519,381	$527,102	$643,293	$648,392

(1) Shares Issued and Redeemed:
Shares Issued	4,786	5,326	4,249	4,658
Shares Issued in Lieu of Cash Distributions	1,891	331	341	423
Shares Redeemed	(4,811)	(6,491)	(3,815)	(5,457)

Net Increase (Decrease) from Shares Issued and Redeemed	1,866	(834)	775	(376)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

52

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA International Value Portfolio		VA International Small Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$16,643	$12,585	$7,312	$5,405
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	6,391	9,749	4,956	22,540
Affiliated Investment Companies Shares Sold	4	(1)	(6)	—
Futures	(62)	69	(7)	19
Foreign Currency Transactions	(339)	9	(269)	5
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(79,602)	116,462	(95,800)	65,658
Affiliated Investment Companies Shares	(10)	—	(7)	—
Futures	12	—	17	—
Translation of Foreign Currency-Denominated Amounts	(74)	(34)	(54)	(17)

Net Increase (Decrease) in Net Assets Resulting from Operations	(57,037)	138,839	(83,858)	93,610

Distributions:
Institutional Class Shares	(15,923)	(7,552)	(29,105)	(9,547)
Capital Share Transactions (1):
Shares Issued	54,817	52,182	47,177	41,482
Shares Issued in Lieu of Cash Distributions	15,877	7,529	28,732	9,422
Shares Redeemed	(47,062)	(64,824)	(37,332)	(53,792)

Net Increase (Decrease) from Capital Share Transactions	23,632	(5,113)	38,577	(2,888)

Total Increase (Decrease) in Net Assets	(49,328)	126,174	(74,386)	81,175
Net Assets
Beginning of Year	407,723	281,549	311,019	229,844

End of Year	$358,395	$407,723	$236,633	$311,019

(1) Shares Issued and Redeemed:
Shares Issued	4,248	3,964	3,925	2,916
Shares Issued in Lieu of Cash Distributions	1,227	649	2,182	740
Shares Redeemed	(3,614)	(5,032)	(3,016)	(3,794)

Net Increase (Decrease) from Shares Issued and Redeemed	1,861	(419)	3,091	(138)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

53

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA Short-Term Fixed Portfolio		VA Global Bond Portfolio		VIT Inflation-Protected Securities Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,966	$(24)	$4,572	$1,626	$18,284	$8,957
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(2,121)	45	(24,197)	20,165	(8,676)	1,848
Affiliated Investment Companies Shares Sold	(23)	—	(3)	(1)	—	—
Foreign Currency Transactions	—	—	(31)	52	—	—
Forward Currency Contracts	—	—	11,627	(15,591)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(7,112)	(125)	(18,515)	(6,869)	(41,627)	3,239
Affiliated Investment Companies Shares	(2)	1	(2)	—	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	(33)	(8)	—	—
Forward Currency Contracts	—	—	(47)	(2,783)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,292)	(103)	(26,629)	(3,409)	(32,019)	14,044

Distributions:
Institutional Class Shares	(18)	(1,996)	(2,983)	(112)	(12,245)	(3,484)
Capital Share Transactions (1):
Shares Issued	182,965	82,692	33,903	75,841	150,869	74,483
Shares Issued in Lieu of Cash Distributions	18	1,993	2,957	111	12,245	3,484
Shares Redeemed	(130,509)	(160,028)	(60,915)	(97,050)	(130,496)	(77,894)

Net Increase (Decrease) from Capital Share Transactions	52,474	(75,343)	(24,055)	(21,098)	32,618	73

Total Increase (Decrease) in Net Assets	46,164	(77,442)	(53,667)	(24,619)	(11,646)	10,633
Net Assets
Beginning of Year	282,429	359,871	391,750	416,369	220,920	210,287

End of Year	$328,593	$282,429	$338,083	$391,750	$209,274	$220,920

(1) Shares Issued and Redeemed:
Shares Issued	18,160	8,102	3,346	7,129	13,903	6,513
Shares Issued in Lieu of Cash Distributions	2	195	283	10	1,094	310
Shares Redeemed	(12,971)	(15,670)	(6,085)	(9,107)	(12,358)	(6,848)

Net Increase (Decrease) from Shares Issued and Redeemed	5,191	(7,373)	(2,456)	(1,968)	2,639	(25)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

54

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA Global Moderate Allocation Portfolio		VA Equity Allocation Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,780	$1,793	$1,960	$1,534
Capital Gain Distributions Received from Affiliated Investment Companies	2,610	3	3,040	523
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(599)	5,949	(302)	4,528
Futures	21	—	5	11
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(26,064)	30,815	(20,235)	29,119

Net Increase (Decrease) in Net Assets Resulting from Operations	(21,252)	38,560	(15,532)	35,715

Distributions:
Institutional Class Shares	(8,604)	(3,584)	(7,006)	(1,702)
Capital Share Transactions (1):
Shares Issued	20,642	32,436	21,913	19,855
Shares Issued in Lieu of Cash Distributions	8,604	3,584	7,006	1,702
Shares Redeemed	(19,449)	(35,862)	(10,120)	(34,730)

Net Increase (Decrease) from Capital Share Transactions	9,797	158	18,799	(13,173)

Total Increase (Decrease) in Net Assets	(20,059)	35,134	(3,739)	20,840
Net Assets
Beginning of Year	182,112	146,978	101,923	81,083

End of Year	$162,053	$182,112	$98,184	$101,923

(1) Shares Issued and Redeemed:
Shares Issued	1,389	2,106	1,572	1,358
Shares Issued in Lieu of Cash Distributions	552	250	478	134
Shares Redeemed	(1,312)	(2,323)	(708)	(2,376)

Net Increase (Decrease) from Shares Issued and Redeemed	629	33	1,342	(884)

See accompanying Notes to Financial Statements.

55

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA U.S. Targeted Value Portfolio					VA U.S. Large Value Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$25.08	$14.54	$17.42	$18.75	$20.42	$32.69	$22.57	$26.49	$26.00	$26.88

Income from Investment Operations (A)
Net Investment Income (Loss)	0.32	0.34	0.24	0.24	0.23	0.67	0.53	0.57	0.58	0.53
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.64)	10.48	(2.41)	(0.24)	(0.42)	(1.59)	10.13	(3.63)	1.08	0.15

Total from Investment Operations	(0.32)	10.82	(2.17)	—	(0.19)	(0.92)	10.66	(3.06)	1.66	0.68

Less Distributions:
Net Investment Income	(0.34)	(0.28)	(0.26)	(0.19)	(0.21)	(0.55)	(0.54)	(0.57)	(0.59)	(0.49)
Net Realized Gains	(1.72)	—	(0.45)	(1.14)	(1.27)	—	—	(0.29)	(0.58)	(1.07)

Total Distributions	(2.06)	(0.28)	(0.71)	(1.33)	(1.48)	(0.55)	(0.54)	(0.86)	(1.17)	(1.56)

Net Asset Value, End of Year	$22.70	$25.08	$14.54	$17.42	$18.75	$31.22	$32.69	$22.57	$26.49	$26.00

Total Return	(1.25%)	75.17%	(13.18%)	0.85%	(1.05%)	(2.85%)	47.86%	(12.12%)	7.08%	2.47%

Net Assets, End of Year (thousands)	$519,381	$527,102	$317,817	$340,608	$331,049	$643,293	$648,392	$456,107	$553,107	$471,268
Ratio of Expenses to Average Net Assets	0.30%	0.34%	0.38%	0.38%	0.37%	0.21%	0.24%	0.27%	0.27%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.30%	0.34%	0.38%	0.38%	0.37%	0.21%	0.24%	0.27%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.42%	1.55%	1.61%	1.42%	1.14%	2.11%	1.78%	2.39%	2.30%	1.97%
Portfolio Turnover Rate	19%	23%	23%	19%	24%	13%	15%	12%	8%	9%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

56

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA International Value Portfolio					VA International Small Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$14.07	$9.57	$12.15	$12.13	$13.57	$15.29	$11.22	$12.09	$12.23	$14.30

Income from Investment Operations (A)
Net Investment Income (Loss)	0.55	0.43	0.26	0.43	0.41	0.32	0.26	0.22	0.28	0.29
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.45)	4.33	(2.41)	(0.03)	(1.48)	(4.09)	4.28	(0.61)	0.37	(1.65)

Total from Investment Operations	(1.90)	4.76	(2.15)	0.40	(1.07)	(3.77)	4.54	(0.39)	0.65	(1.36)

Less Distributions:
Net Investment Income	(0.55)	(0.26)	(0.43)	(0.34)	(0.37)	(0.38)	(0.25)	(0.33)	(0.22)	(0.34)
Net Realized Gains	—	—	—	(0.04)	—	(1.04)	(0.22)	(0.15)	(0.57)	(0.37)

Total Distributions	(0.55)	(0.26)	(0.43)	(0.38)	(0.37)	(1.42)	(0.47)	(0.48)	(0.79)	(0.71)

Net Asset Value, End of Year	$11.62	$14.07	$9.57	$12.15	$12.13	$10.10	$15.29	$11.22	$12.09	$12.23

Total Return	(13.92%)	50.31%	(18.49%)	3.61%	(8.12%)	(26.82%)	41.32%	(3.66%)	6.30%	(9.97%)

Net Assets, End of Year (thousands)	$358,395	$407,723	$281,549	$327,525	$279,149	$236,633	$311,019	$229,844	$244,418	$218,924
Ratio of Expenses to Average Net Assets	0.30%	0.38%	0.43%	0.44%	0.43%	0.42%	0.50%	0.56%	0.56%	0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.30%	0.38%	0.44%	0.45%	0.43%	0.42%	0.50%	0.56%	0.57%	0.55%
Ratio of Net Investment Income to Average Net Assets	4.27%	3.33%	2.52%	3.68%	3.06%	2.69%	1.84%	1.96%	2.40%	2.10%
Portfolio Turnover Rate	14%	19%	16%	16%	20%	18%	23%	19%	17%	19%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

57

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA Short-Term Fixed Portfolio					VA Global Bond Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$10.20	$10.26	$10.41	$10.28	$10.27	$10.52	$10.62	$10.73	$10.71	$10.86

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10	(—)	0.09	0.23	0.17	0.13	0.04	0.04	0.07	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.31)	—	—	0.06	(0.06)	(0.85)	(0.14)	0.12	0.44	(0.06)

Total from Investment Operations	(0.21)	—	0.09	0.29	0.11	(0.72)	(0.10)	0.16	0.51	0.05

Less Distributions:
Net Investment Income	(—)	(0.06)	(0.24)	(0.16)	(0.10)	(0.08)	(—)	(0.27)	(0.49)	(0.19)
Net Realized Gains	—	—	—	—	—	(—)	—	—	—	(0.01)

Total Distributions	—	(0.06)	(0.24)	(0.16)	(0.10)	(0.08)	—	(0.27)	(0.49)	(0.20)

Net Asset Value, End of Year	$9.99	$10.20	$10.26	$10.41	$10.28	$9.72	$10.52	$10.62	$10.73	$10.71

Total Return	(2.05%)	0.01%	0.84%	2.86%	1.13%	(6.90%)	(0.92%)	1.54%	5.00%	0.42%

Net Assets, End of Year (thousands)	$328,593	$282,429	$359,871	$319,471	$292,914	$338,083	$391,750	$416,369	$405,709	$360,991
Ratio of Expenses to Average Net Assets	0.13%	0.18%	0.21%	0.23%	0.27%	0.23%	0.24%	0.23%	0.24%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.13%	0.18%	0.21%	0.23%	0.27%	0.23%	0.24%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to Average Net Assets	0.96%	(0.01%)	0.91%	2.23%	1.68%	1.25%	0.39%	0.40%	0.70%	1.07%
Portfolio Turnover Rate	74%	109%	97%	37%	70%	118%	133%	49%	45%	67%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

58

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VIT Inflation-Protected Securities Portfolio					VA Global Moderate Allocation Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$11.81	$11.23	$10.40	$9.73	$10.14	$16.30		$13.19		$13.15		$12.49		$12.78

Income from Investment Operations (A)
Net Investment Income (Loss)	0.80	0.48	0.15	0.19	0.28	0.24		0.16		0.25		0.30		0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.16)	0.28	0.85	0.69	(0.44)	(2.06)		3.27		0.19		0.67		(0.17)

Total from Investment Operations	(1.36)	0.76	1.00	0.88	(0.16)	(1.82)		3.43		0.44		0.97		0.03

Less Distributions:
Net Investment Income	(0.54)	(0.12)	(0.17)	(0.21)	(0.25)	(0.23)		(0.15)		(0.30)		(0.27)		(0.22)
Net Realized Gains	(0.10)	(0.06)	—	—	—	(0.52)		(0.17)		(0.10)		(0.04)		(0.10)

Total Distributions	(0.64)	(0.18)	(0.17)	(0.21)	(0.25)	(0.75)		(0.32)		(0.40)		(0.31)		(0.32)

Net Asset Value, End of Year	$9.81	$11.81	$11.23	$10.40	$9.73	$13.73		$16.30		$13.19		$13.15		$12.49

Total Return	(12.22%)	6.89%	9.72%	9.18%	(1.60%)	(11.67%)		26.33%		3.35%		8.07%		0.15%

Net Assets, End of Year (thousands)	$209,274	$220,920	$210,287	$150,732	$127,746	$162,053		$182,112		$146,978		$138,838		$118,858
Ratio of Expenses to Average Net Assets *	0.11%	0.12%	0.14%	0.15%	0.12%	0.28	%(B)	0.29	%(B)	0.30	%(B)	0.33	%(B)	0.40	%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *	0.11%	0.12%	0.14%	0.15%	0.12%	0.45	%(B)	0.46	%(B)	0.50	%(B)	0.53	%(B)	0.50	%(B)
Ratio of Net Investment Income to Average Net Assets	7.49%	4.16%	1.34%	1.88%	2.84%	1.61%		1.03%		1.94%		2.40%		1.57%
Portfolio Turnover Rate	46%	17%	48%	43%	31%	N/A		N/A		N/A		N/A		N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A	N/A	N/A	N/A	N/A	0.20%		0.21%		0.23%		0.24%		0.24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

59

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA Equity Allocation Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$15.68	$10.98	$11.28	$10.55	$10.72

Income from Investment Operations (A)
Net Investment Income (Loss)	0.27	0.22	0.19	0.19	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.35)	4.71	(0.20)	0.79	(0.20)

Total from Investment Operations	(2.08)	4.93	(0.01)	0.98	(0.02)

Less Distributions:
Net Investment Income	(0.32)	(0.20)	(0.21)	(0.19)	(0.15)
Net Realized Gains	(0.76)	(0.03)	(0.08)	(0.06)	(—)

Total Distributions	(1.08)	(0.23)	(0.29)	(0.25)	(0.15)

Net Asset Value, End of Year	$12.52	$15.68	$10.98	$11.28	$10.55

Total Return	(14.25%)	45.39%	(0.25%)	9.60%	(0.19%)

Net Assets, End of Year (thousands)	$98,184	$101,923	$81,083	$69,829	$43,331
Ratio of Expenses to Average Net Assets *(B)	0.31%	0.32%	0.39%	0.40%	0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(B)	0.49%	0.52%	0.59%	0.63%	0.66%
Ratio of Net Investment Income to Average Net Assets	1.96%	1.56%	1.80%	1.80%	1.65%
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.21%	0.23%	0.25%	0.26%	0.25%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

60

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, nine of which (the “Portfolios”) are included in this report. The remaining portfolios are presented in separate reports. The Portfolios are only available through a select group of insurance products. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

VA Global Moderate Allocation Portfolio (formerly known as DFA VA Global Moderate Allocation Portfolio) and VA Equity Allocation Portfolio (each, a “Fund of Funds”) invest in other portfolios within the Fund and Dimensional Investment Group Inc. (“DIG”) (the “Underlying Funds”). The Funds of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. Certain of the Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov.

As of October 31, 2022, each Fund of Funds was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/2022
VA Global Moderate Allocation Portfolio	U.S. Core Equity 1 Portfolio (IDG)	—
	U.S. Core Equity 2 Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Selectively Hedged Global Fixed Income Portfolio (IDG)	2%
	VA U.S. Large Value Portfolio (IDG)	1%
	VA International Value Portfolio (IDG)	1%
	DFA Real Estate Securities Portfolio (IDG)	—
	VA Short-Term Fixed Portfolio (IDG)	2%
	VA Global Bond Portfolio (IDG)	6%
	DFA International Real Estate Securities Portfolio (IDG)	—

VA Equity Allocation Portfolio	U.S. Core Equity 1 Portfolio (IDG)	—
	DFA Real Estate Securities Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	VA U.S. Large Value Portfolio (IDG)	1%
	VA U.S. Targeted Value Portfolio (IDG)	2%
	U.S. Large Company Portfolio (DIG)	—
	VA International Value Portfolio (IDG)	1%
	VA International Small Portfolio (IDG)	2%

61

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/2022
	DFA International Real Estate Securities Portfolio (IDG)	—

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by VA U.S. Targeted Value Portfolio and VA U.S. Large Value Portfolio (the “Domestic Equity Portfolios”) and by VA International Value Portfolio and VA International Small Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios’ are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares at the close of the NYSE, the International Equity Portfolios will fair-value their foreign

62

investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the VA Short-Term Fixed Portfolio, VA Global Bond Portfolio and VIT Inflation-Protected Securities Portfolio (the “Fixed Income Portfolios”), are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the VA Global Moderate Allocation Portfolio and the VA Equity Allocation Portfolio of the Underlying Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. These securities are generally categorized as Level 1 in the hierarchy. A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Portfolios’ Summary Schedules of Portfolio Holdings/Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The VA Global Bond Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the VA Global Bond Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

63

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Treasury Inflation-Protected Securities (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

4. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

5. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period.

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Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2022, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

VA U.S. Targeted Value Portfolio	0.28	%*
VA U.S. Large Value Portfolio	0.19	%*
VA International Value Portfolio	0.27	%*
VA International Small Portfolio	0.37	%*
VA Short-Term Fixed Portfolio	0.11	%*
VA Global Bond Portfolio	0.21	%**
VIT Inflation-Protected Securities Portfolio	0.09	%*
VA Global Moderate Allocation Portfolio	0.23%
VA Equity Allocation Portfolio	0.27%

*	Effective as of February 28, 2022, the management fees payable by the following Portfolios were reduced as provided in the table below.
**

The VA Global Bond Portfolio’s investment management fees are based on an effective annual rate of 0.25% of the first $100 million of average daily net assets and 0.20% of average daily net assets exceeding $100 million.

Portfolio	Management Fee Prior to February 28, 2022	Management Fee Effective February 28, 2022
VA U.S. Targeted Value Portfolio	0.30%	0.27%
VA U.S. Large Value Portfolio	0.20%	0.19%
VA International Value Portfolio	0.30%	0.25%
VA International Small Portfolio	0.40%	0.35%
VA Short-Term Fixed Portfolio	0.14%	0.10%
VIT Inflation-Protected Securities Portfolio	0.10%	0.09%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the VIT Inflation-Protected Securities Portfolio, VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2023, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2022, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2022, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the VA Equity Allocation Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

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Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
VIT Inflation-Protected Securities Portfolio (1)	0.15%	—	—	—	—
VA Global Moderate Allocation Portfolio (2)	0.28%	—	$2	$289	$895
VA Equity Allocation Portfolio (3)	0.37%	0.27%	—	176	—

(1)

Effective February 28, 2020, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2020, the Expense Limitation Amount was 0.18%.

(2)

Effective February 28, 2021, the Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of the Institutional Class shares of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class shares of the Portfolio, on an annualized basis, to the rate listed above as a percentage of such class of the Portfolio’s average daily net assets (the “Expense Limitation Amount”). From February 28, 2019 to February 27, 2021, the Expense Limitation Amount was 0.30% of the average net assets of such class of the Portfolio on an annualized basis. Prior to February 28, 2019, the Expense Limitation Amount was 0.40% of the average net assets of such class of the Portfolio on an annualized basis.

(3)

The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.27% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, effective February 28, 2021, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2021, the Expense Limitation Amount was 0.40%.

Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the year ended October 31, 2022, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
VA International Value Portfolio	$5
VA International Small Portfolio	3
VA Global Bond Portfolio	11
VA Equity Allocation Portfolio	1

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2022, the total related amount paid by the Fund to the CCO was $166 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

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D. Deferred Compensation:

As of October 31, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

VA U.S. Targeted Value Portfolio	—
VA U.S. Large Value Portfolio	—
VA International Value Portfolio	$1
VA International Small Portfolio	1
VA Short-Term Fixed Portfolio	3
VA Global Bond Portfolio	3
VIT Inflation-Protected Securities Portfolio	—
VA Global Moderate Allocation Portfolio	—
VA Equity Allocation Portfolio	—

E. Purchases and Sales of Securities:

For the year ended October 31, 2022, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
VA U.S. Targeted Value Portfolio	—	—	$116,610	$95,483
VA U.S. Large Value Portfolio	—	—	94,233	80,675
VA International Value Portfolio	—	—	79,005	55,016
VA International Small Portfolio	—	—	62,840	48,369
VA Short-Term Fixed Portfolio	$153,024	$123,393	184,414	65,397
VA Global Bond Portfolio	167,964	204,223	250,296	251,612
VIT Inflation-Protected Securities Portfolio	136,076	109,149	—	—

For the year ended October 31, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
VA U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$14,732	$211,754	$204,241	$(7)	$(10)	$22,228	1,923	$235	—

Total	$14,732	$211,754	$204,241	$(7)	$(10)	$22,228	1,923	$235	—

VA U.S. Large Value Portfolio
The DFA Short Term Investment Fund	$2,387	$23,625	$24,000	—	$(1)	$2,011	174	$18	—

Total	$2,387	$23,625	$24,000	—	$(1)	$2,011	174	$18	—

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	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
VA International Value Portfolio
The DFA Short Term Investment Fund	$23,977	$235,477	$239,265	$4	$(10)	$20,183	1,746	$253	—

Total	$23,977	$235,477	$239,265	$4	$(10)	$20,183	1,746	$253	—

VA International Small Portfolio
The DFA Short Term Investment Fund	$13,644	$51,123	$50,859	$(6)	$(7)	$13,895	1,202	$167	—

Total	$13,644	$51,123	$50,859	$(6)	$(7)	$13,895	1,202	$167	—

VA Short-Term Fixed Portfolio
The DFA Short Term Investment Fund	$12,670	$1,006,586	$986,035	$(23)	$(2)	$33,196	2,871	$292	—

Total	$12,670	$1,006,586	$986,035	$(23)	$(2)	$33,196	2,871	$292	—

VA Global Bond Portfolio
The DFA Short Term Investment Fund	$11,685	$75,994	$82,574	$(3)	$(2)	$5,100	441	$86	—

Total	$11,685	$75,994	$82,574	$(3)	$(2)	$5,100	441	$86	—

VA Global Moderate Allocation Portfolio
U.S. Core Equity 2 Portfolio	$57,057	$9,016	$5,097	$(97)	$(8,758)	$52,121	1,861	$695	$2,062
VA Global Bond Portfolio	22,526	2,492	3,166	(203)	(1,546)	20,103	2,068	174	2
DFA Selectively Hedged Global Fixed Income Portfolio	22,525	2,356	2,548	(168)	(2,064)	20,101	2,279	405	—
U.S. Core Equity 1 Portfolio	20,310	2,063	830	(25)	(3,114)	18,404	599	258	523
International Core Equity Portfolio	22,569	2,441	898	(31)	(5,797)	18,284	1,496	756	—
DFA Two-Year Global Fixed Income Portfolio	8,881	650	1,063	(30)	(289)	8,149	852	22	—
VA Short-Term Fixed Portfolio	8,908	574	1,158	(20)	(164)	8,140	815	1	—
Emerging Markets Core Equity Portfolio	10,280	1,144	464	(59)	(2,913)	7,988	441	344	—
VA U.S. Large Value Portfolio	3,951	376	363	11	(175)	3,800	122	68	—
VA International Value Portfolio	2,554	168	223	23	(442)	2,080	179	99	—
DFA Real Estate Securities Portfolio	2,248	180	21	—	(510)	1,897	49	37	23
DFA International Real Estate Securities Portfolio of	819	96	2	—	(292)	621	184	60	—

Total	$182,628	$21,556	$15,833	$(599)	$(26,064)	$161,688	10,945	$2,919	$2,610

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	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
VA Equity Allocation Portfolio
U.S. Core Equity 1 Portfolio	$27,669	$5,399	$1,080	$(5)	$(4,567)	$27,416	893	$375	$708
U.S. Large Company Portfolio	22,241	5,469	1,053	(6)	(4,969)	21,682	787	291	1,165
VA U.S. Targeted Value Portfolio	12,407	3,286	1,848	(53)	(1,095)	12,697	559	170	856
International Core Equity Portfolio	13,796	3,620	1,113	(89)	(3,734)	12,480	1,021	487	—
Emerging Markets Core Equity Portfolio	8,797	2,755	1,256	(107)	(2,630)	7,559	417	313	—
VA U.S. Large Value Portfolio	6,846	1,182	655	(17)	(287)	7,069	226	117	—
VA International Small Portfolio	4,256	1,400	173	(18)	(1,656)	3,809	377	108	291
VA International Value Portfolio	3,188	627	392	3	(560)	2,866	247	125	—
DFA Real Estate Securities Portfolio	1,916	509	129	(7)	(472)	1,817	47	32	20
DFA International Real Estate Securities Portfolio	701	198	38	(3)	(265)	593	175	51	—

Total	$101,817	$24,445	$7,737	$(302)	$(20,235)	$97,988	4,749	$2,069	$3,040

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, and distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
VA U.S. Targeted Value Portfolio
2021	$5,973	—	—	$5,973
2022	16,994	$26,336	—	43,330

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
VA U.S. Large Value Portfolio
2021	$11,001	—	—	$11,001
2022	10,957	—	—	10,957
VA International Value Portfolio
2021	7,551	—	—	7,551
2022	15,923	—	—	15,923
VA International Small Portfolio
2021	6,421	$3,126	—	9,547
2022	13,089	16,016	—	29,105
VA Short-Term Fixed Portfolio
2021	1,996	—	—	1,996
2022	18	—	—	18
VA Global Bond Portfolio
2021	112	—	—	112
2022	2,982	—	—	2,982
VIT Inflation-Protected Securities Portfolio
2021	2,475	1,009	—	3,484
2022	10,568	1,677	—	12,245
VA Global Moderate Allocation Portfolio
2021	1,722	1,862	—	3,584
2022	3,107	5,497	—	8,604
VA Equity Allocation Portfolio
2021	1,478	224	—	1,702
2022	2,781	4,225	—	7,006

As of October 31, 2022, the Portfolios did not have any net investment income and short-term capital gains or long-term capital gains distributions designated for federal income tax purposes due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares.

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
VA U.S. Targeted Value Portfolio	$6,985	$38,438	—	$93,775	$139,198
VA U.S. Large Value Portfolio	11,389	7,656	—	188,757	207,802
VA International Value Portfolio	13,037	4,337	—	(34,699)	(17,325)
VA International Small Portfolio	5,849	4,635	—	(48,199)	(37,715)
VA Short-Term Fixed Portfolio	2,904	—	$(1,996)	(7,461)	(6,553)
VA Global Bond Portfolio	4,184	—	(22,600)	(14,275)	(32,691)
VIT Inflation-Protected Securities Portfolio	16,269	—	(7,964)	(26,640)	(18,335)
VA Global Moderate Allocation Portfolio.	1,388	2,344	—	27,534	31,266

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	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
VA Equity Allocation Portfolio	$976	$2,729	—	$11,119	$14,824

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
VA U.S. Targeted Value Portfolio	—	—
VA U.S. Large Value Portfolio	—	—
VA International Value Portfolio	—	—
VA International Small Portfolio	—	—
VA Short-Term Fixed Portfolio	$1,996	$1,996
VA Global Bond Portfolio	22,600	22,600
VIT Inflation-Protected Securities Portfolio	7,964	7,964
VA Global Moderate Allocation Portfolio	—	—
VA Equity Allocation Portfolio	—	—

During the year ended October 31, 2022, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

VA U.S. Large Value Portfolio	$7,206
VA International Value Portfolio	1,528

As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
VA U.S. Targeted Value Portfolio	$448,240	$136,523	$(42,748)	$93,775
VA U.S. Large Value Portfolio	441,571	216,616	(27,858)	188,758
VA International Value Portfolio	409,532	32,088	(66,694)	(34,606)
VA International Small Portfolio	290,886	29,252	(77,384)	(48,132)
VA Short-Term Fixed Portfolio	371,033	3	(7,465)	(7,462)
VA Global Bond Portfolio	353,236	650	(14,491)	(13,841)
VIT Inflation-Protected Securities Portfolio	235,481	—	(26,640)	(26,640)
VA Global Moderate Allocation Portfolio	134,339	31,643	(4,110)	27,533
VA Equity Allocation Portfolio	86,869	13,327	(2,208)	11,119

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

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ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.

2. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the VIT Inflation-Protected Securities Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by the Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

3. Forward Currency Contracts: The VA Global Bond Portfolio may enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates, or to transfer balances from one currency to another currency. The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. Futures Contracts: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

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Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2022 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
VA U.S. Large Value Portfolio	$—	$1,269
VA International Value Portfolio	—	444
VA International Small Portfolio	—	696
VA Global Bond Portfolio	98,957	—

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2022	Forward Currency Contracts (1)	Equity Contracts *,(2)
VA U.S. Large Value Portfolio	$10	—	$10
VA International Value Portfolio	12	—	12
VA International Small Portfolio	17	—	17
VA Global Bond Portfolio	1,315	$1,315	—

	Liability Derivatives Value
	Total Value at October 31, 2022	Forward Currency Contracts (3)
VA Global Bond Portfolio	$(1,718)	$(1,718)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.

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*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
VA U.S. Targeted Value Portfolio	$37	—	$37	*
VA U.S. Large Value Portfolio	46	—	46
VA International Value Portfolio	(62)	—	(62)
VA International Small Portfolio	(7)	—	(7)
VA Global Bond Portfolio	11,627	$11,627	—
VA Global Moderate Allocation Portfolio	21	—	21	*
VA Equity Allocation Portfolio	5	—	5	*

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
VA U.S. Large Value Portfolio	$10	—	$10
VA International Value Portfolio	12	—	12
VA International Small Portfolio	17	—	17
VA Global Bond Portfolio	(47)	$(47)	—

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of October 31, 2022, there were no futures contracts outstanding. During the year ended October 31, 2022, the Portfolios had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

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For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the VA Global Bond Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2022 (amounts in thousands):

	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities				Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)			Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
VA Global Bond Portfolio
JP Morgan	$20	$20	—	—	—	$20	—	—	—	—	—	—
UBS AG	24	24	$(9)	—	—	15	$9	$9	$(9)	—	—	—
Bank of America Corp	104	104	(58)	—	—	46	58	58	(58)	—	—	—
Citibank, N.A.	504	504	(490)	—	—	14	490	490	(490)	—	—	—
State Street Bank and Trust	308	308	(66)	—	—	242	66	66	(66)	—	—	—
HSBC Bank	30	30	(30)	—	—	—	1,032	1,032	(30)	—	—	$1,002
Morgan Stanley and Co. International	281	281	(63)	—	—	218	63	63	(63)	—	—	—
NatWest Markets PLC	43	43	—	—	—	43	—	—	—	—	—	—

Total	$1,314	$1,314	$(716)	—	—	$598	$1,718	$1,718	$(716)	—	—	$1,002

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Note J contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable

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for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the year ended October 31, 2022, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2022
VA U.S. Targeted Value Portfolio	1.44%	$997	28	$1	$3,645	—
VA U.S. Large Value Portfolio	1.96%	1,344	63	5	7,547	—
VA International Value Portfolio	1.09%	304	33	—	828	—
VA International Small Portfolio	1.06%	802	33	1	2,745	—
VA Global Moderate Allocation Portfolio	1.71%	424	39	1	1,977	—
VA Equity Allocation Portfolio	1.63%	150	60	—	1,046	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the year ended October 31, 2022.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2022, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Directors/Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the year ended October 31, 2022, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
VA U.S. Targeted Value Portfolio	$37,617	$11,890	$3,531
VA U.S. Large Value Portfolio	17,685	12,909	1,796

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Portfolio	Purchases	Sales	Realized Gain (Loss)
VA International Value Portfolio	$8,883	$4,266	$(150)
VA International Small Portfolio	8,762	10,407	1,311

J. Securities Lending:

As of October 31, 2022, some of the Portfolios had securities on loan to brokers/dealers, for which such Portfolios received cash collateral. Additionally, the following Portfolios received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
VA U.S. Targeted Value Portfolio	$2,049
VA U.S. Large Value Portfolio	7,868
VA International Value Portfolio	2,739
VA International Small Portfolio	5,466

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

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The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2022:

	Remaining Contractual Maturity of the Agreements As of October 31, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
VA U.S. Targeted Value Portfolio Common Stocks, Preferred Stocks	$21,852	—	—	—	$21,852
VA U.S. Large Value Portfolio Common Stocks	1,929	—	—	—	1,929
VA International Value Portfolio Common Stocks, Preferred Stocks	20,605	—	—	—	20,605
VA International Small Portfolio Common Stocks, Preferred Stocks, Rights/Warrants	14,389	—	—	—	14,389
VA Short-Term Fixed Portfolio Agency Obligations, Bonds, U.S. Treasury Obligations	10,858	—	—	—	10,858
VA Global Bond Portfolio Bonds	5,920	—	—	—	5,920

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminates the asset segregation framework previously used by the Portfolios to comply with Section 18

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of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Portfolios began complying with the Valuation Rule on August 1, 2022.

M. Other:

As of October 31, 2022, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
VA U.S. Targeted Value Portfolio	6	69%
VA U.S. Large Value Portfolio	6	71%
VA International Value Portfolio	5	74%
VA International Small Portfolio	4	63%
VA Short-Term Fixed Portfolio	4	77%
VA Global Bond Portfolio	7	90%
VIT Inflation-Protected Securities Portfolio	3	78%
VA Global Moderate Allocation Portfolio	5	82%
VA Equity Allocation Portfolio	3	86%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings of VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, VA International Value Portfolio and VA International Small Portfolio and schedules of investments of VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio (nine of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022, and each of the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations committee and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were three Nominating Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were four Strategy Committee meetings held during the fiscal year ended October 31, 2022.

The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held for the Trust during the fiscal year ended October 31, 2022.

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Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since December 2021	Robert E. McDonough Professor of Business Administration and Finance, McDonough School of Business, Georgetown University (since 2003); Director, Georgetown Center for Financial Markets and Policy (since 2010); and Vice Provost of Faculty (2016-2020), Georgetown University.	147 portfolios in 5 investment companies	Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008- 2021) (22 funds); Director, REAN Cloud (technology) (2015-2018); Director, FBR & Co. (investment banking) (2011- 2017); and Director, Brightwood Capital Advisors, L.P. (private equity) (2013- 2020).

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM- Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	147 portfolios in 5 investment companies	None

83

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	147 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	147 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- 2018).

Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since December 2021	Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management; Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).	147 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	147 portfolios in 5 investment companies	Director (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (2 investment companies within the fund complex) (13 portfolios) (since 2009).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since December 2021	Professor of Finance, Yale School of Management (since 2004).	147 portfolios in 5 investment companies	Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (since 2017); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, KCG Holdings (trading company) (January 2017-July 2017).

84

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018-2019). Formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021).	147 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

85

Interested Directors/Trustees

The following interested Directors are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director Co-Chief Executive Officer	Director since December 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and Dimensional ETF Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Head of Global Financial Advisor Services for Dimensional Fund Advisors LP (since 2007) and Dimensional Investment LLC (since 2017); Formerly, Vice President (2007 – 2017) of all the DFA Entities; Formerly, Head of Global Advisor Services for Dimensional Investment LLC (2011-2017).	147 portfolios in 5 investment companies	None

Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director Co-Chief Executive Officer and Chief Investment Officer	Chairman and Director since December 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of Dimensional Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director, Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of the DFA Entities; Formerly, Vice President (2007 – 2017) of the DFA Entities; Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of Dimensional Fund Advisors Canada ULC. Formerly, Director of Dimensional Fund Advisors Pte. Ltd. (2017-2018) and Dimensional Fund Advisors Ltd. (2018-2021).	147 portfolios in 5 investment companies	None

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.

86

[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: the Fund; DIG; DFAITC; DEM; and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•   all the DFA Entities (since 2001)

•   DFA Australia Limited (since 2002)

•   Dimensional Fund Advisors Ltd. (since 2002)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

•   Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•   Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019	Vice President and Assistant Secretary of • DFAIDG, DIG, DFAITC and DEM (since 2019) • Dimensional ETF Trust (since 2020) Vice President (since January 2018) of • Dimensional Holdings Inc.

87

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Fund Advisors LP • Dimensional Investment LLC • DFA Securities LLC

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•   all the DFA Entities (since 2017)

•   Dimensional ETF Trust (since 2020)

Director and Vice President (since 2016) of

•   Dimensional Japan Ltd.

Chairman (since 2018) of

•   Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

•   Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•   DFA Australia Limited

Director (since 2016) of

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Hong Kong Limited

Vice President of

•   Dimensional Advisors Ltd. (since 2016)

•   Dimensional Hong Kong Limited (since 2016)

•   Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016-2021) of

•   Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004 – 2017) of

•   all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•   Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016-2019) of

•   Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019-2020) of

•   Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•   Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•   the DFA Fund Complex

Executive Vice President (since January 2020)

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investment LLC

•   DFA Securities LLC

Chief Operating Officer (since December 2019)

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investment LLC

•   DFA Securities LLC

Vice President (since 2020) of

•   DFA Australia Limited

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors Canada ULC

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Ireland Limited

•   Dimensional Japan Ltd.

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020-

88

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

June 2021) of

•   the DFA Fund Complex

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

•   Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

•   BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•   the DFA Fund Complex

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

•   DFA Australia Limited

•   Dimensional Fund Advisors Canada ULC

•   DFA Securities LLC

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors LP

•   Dimensional Fund Advisors Ltd.

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Holdings Inc.

•   Dimensional Hong Kong Limited

•   Dimensional Investment LLC

Vice President (since March 2021) of

•   Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of

•   Lord Abbett & Co. LLC

Formerly, Chief Financial Officer (2017 - 2020), and Treasurer (2003 – 2017) of

•   Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•   the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

•   Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

•   INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) of

•   all the DFA Entities

Vice President (since 2020) of

•   Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•   Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017-2019) of

•   all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President of

•   all the DFA Entities (since 2015)

•   Dimensional Fund Advisors Ltd. (since 2015)

•   Dimensional ETF Trust (since 2020)

•   DFA Australia Limited (since 2020)

•   Dimensional Fund Advisors Canada ULC (since 2020)

•   Dimensional Ireland Limited (since 2020)

89

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Assistant Treasurer of • DFAIDG, DIG, DFAITC and DEM (since 2017) • Dimensional ETF Trust (since 2020)

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•   the DFA Fund Complex

Formerly, Director (May 2019 – January 2021) at

•   INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•   OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

•   DFAIDG, DIG, DFAITC and DEM (since 2017)

•   Dimensional ETF Trust (since 2020)

General Counsel of

•   all the DFA Entities (since 2001)

•   Dimensional Fund Advisors LP (since 2006)

•   Dimensional Holdings Inc (since 2006)

•   Dimensional Investment LLC (since 2009)

•   DFA Canada LLC (since 2009)

•   Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   DFA Securities LLC

•   Dimensional Investment LLC

Secretary of

•   Dimensional Fund Advisors LP (since 2006)

•   Dimensional Holdings Inc. (since 2006)

•   DFA Securities LLC (since 2006)

•   Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

•   DFA Australia Limited

•   Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•   Dimensional Fund Advisors Canada ULC (since 2003)

•   DFA Canada LLC (since 2009)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd (since 2014)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

•   Dimensional Hong Kong Limited

Director of

•   Dimensional Australia Limited (since 2007)

•   Dimensional Funds plc (since 2002)

•   Dimensional Funds II plc (since 2006)

•   Director of Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd. (since 2012)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

90

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•   Dimensional Ireland Limited (since 2018)

Formerly, Vice President and Secretary (2010 – 2014) of

•   Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•   DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of

•   Dimensional Fund Advisors LP (1997 – 2017)

•   Dimensional Holdings Inc. (2006 – 2017)

•   DFA Securities LLC (1997 – 2017)

•   Dimensional Investment LLC (2009 – 2017)

Formerly, Director (2002 – 2021) of

•   Dimensional Fund Advisors Ltd.

Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

•   the DFA Fund Complex

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of

•   DFA Securities LLC

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

•   DFA Australia Limited

•   Dimensional Fund Advisors Ltd.

•   Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013-2020) of:

•   DFA Fund Complex

•   DFA Securities LLC

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Formerly, Vice President (2013-2020) of:

•   DFA Fund Complex

Formerly, Director (2019-2021) of:

•   Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President and Secretary of

•   DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)

•   Dimensional ETF Trust (since 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Vice President of

•   DFA Securities LLC (since 2010)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Fund Advisors Canada ULC (since 2016)

Assistant Secretary (since 2016) of

•   DFA Securities LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020

Chief Compliance Officer (since 2020)

•   the DFA Fund Complex

•   Vice President (since 2016) of

•   DFA Securities LLC

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

91

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Vice President – Senior Compliance Officer

•   Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan

•   Dimensional Investment Advisors LP (April 2017 – January 2020)

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer (since 2020) of

•   the DFA Fund Complex

Vice President

•   Dimensional Holdings Inc. (since 2016)

•   Dimensional Fund Advisors LP (since 2016)

•   Dimensional Investment LLC (since 2016)

•   DFA Securities LLC (since 2016)

•   Dimensional Fund Advisors Canada ULC (since 2020)

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at https://www.dimensional.com/us-en/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

93

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2022. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2022 (e.g., IRS Form 1099-DIV) will be provided in early 2023. Shareholders should refer to these statements in preparing their calendar year 2022 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2022.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
VA U.S. Targeted Value Portfolio	17%	23%	60%	—	—	100%	74%	83%	—	—	—	—	100%
VA U.S. Large Value Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	—	—
VA International Value Portfolio	100%	—	—	—	—	100%	—	94%	—	7%	100%	—	—
VA International Small Portfolio	27%	18%	55%	—	—	100%	—	95%	—	10%	100%	—	100%
VA Short-Term Fixed Portfolio	100%	—	—	—	—	100%	—	—	39%	—	—	44%	—
VA Global Bond Portfolio	99%	1%	—	—	—	100%	—	—	30%	—	—	37%	100%
VIT Inflation-Protected Securities Portfolio	85%	2%	13%	—	—	100%	—	—	100%	—	—	100%	100%
VA Global Moderate Allocation Portfolio	31%	5%	64%	—	—	100%	42%	74%	—	—	18%	—	100%
VA Equity Allocation Portfolio	30%	10%	60%	—	—	100%	54%	94%	—	—	17%	—	100%

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

94

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

95

DFA103122-004A
00281082

Annual Report

Year Ended: October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Large Cap Growth Portfolio

U.S. Small Cap Growth Portfolio

International Large Cap Growth Portfolio

International Small Cap Growth Portfolio

December 2022

Dear Shareholder,

For more than four decades, Dimensional has been innovating on behalf of investors, using financial science to pursue higher expected returns across a range of market conditions.

We start with what clients are seeking and determine how best to deliver strategies to meet those needs through a systematic approach designed to add value over indexing. Every day, we manage our strategies through a flexible process that allows us to consistently focus on reducing costs and controlling risks. We believe in sensible ideas that we can implement well. And we’re committed to continuing to enhance the investment solutions and services we provide to empower financial professionals.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL REPORT

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR	American Depositary Receipt
SA	Special Assessment

Investment Footnotes

†	See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
#	Total or Partial Securities on Loan.
»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

Financial Highlights

(A)	Computed using average shares outstanding.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero, or less than $500.
SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Large Cap Growth Portfolio vs.

Russell 1000® Growth Index

December 20, 2012-October 31, 2022

U.S. Small Cap Growth Portfolio vs.

Russell 2000® Growth Index

December 20, 2012-October 31, 2022

Past performance is not predictive of future performance.
The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
FTSERussell data © FTSERussell 2022, all rights reserved.
Past performance is not predictive of future performance.
The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
FTSERussell data © FTSERussell 2022, all rights reserved.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

International Large Cap Growth Portfolio vs.

MSCI World ex USA Growth Index (net dividends)

December 20, 2012-October 31, 2022

International Small Cap Growth Portfolio vs.

MSCI World ex USA Small Cap Growth Index (net dividends)

December 20, 2012-October 31, 2022

3

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2022

U.S. equities had negative returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, lost approximately -16.52%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2022
Russell 3000® Index	-16.52%
Russell 1000® Index (large-cap stocks)	-16.38%
Russell Midcap® Index (mid-cap stocks)	-17.17%
Russell 2000® Index (small-cap stocks)	-18.54%
Russell Microcap® Index (micro-cap stocks)	-22.29%
Dow Jones U.S. Select REIT Index SM	-19.97%

Total Return for 12 Months Ended October 31, 2022
Russell 1000® Value Index (large-cap value stocks)	-7.00%
Russell 1000® Growth Index (large-cap growth stocks)	-24.60%
Russell 2000® Value Index (small-cap value stocks)	-10.73%
Russell 2000® Growth Index (small-cap growth stocks)	-26.02%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

International Equity Market Review	12 Months Ended October 31, 2022

Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2022
Return in U.S. Dollars
MSCI World ex USA Index	-22.04%
MSCI World ex USA Mid Cap Index	-27.57%
MSCI World ex USA Small Cap Index	-29.13%
MSCI World ex USA Value Index	-15.27%
MSCI World ex USA Growth Index	-28.78%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against all non-U.S. developed markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

4

Total Return for 12 Months Ended October 31, 2022
Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-1.81%	-24.67%
United Kingdom	4.27%	-12.42%
Canada	-5.29%	-13.94%
France	-6.77%	-20.38%
Switzerland	-11.30%	-19.01%
Australia	-0.54%	-15.30%
Germany	-21.22%	-32.72%
Netherlands	-28.51%	-38.71%
Sweden	-16.17%	-34.85%
Denmark	-7.88%	-21.38%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

Emerging markets had negative performance for the period and underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2022
Return in U.S. Dollars
MSCI Emerging Markets Index	-31.03%
MSCI Emerging Markets Mid Cap Index	-24.80%
MSCI Emerging Markets Small Cap Index	-23.42%
MSCI Emerging Markets Value Index	-25.21%
MSCI Emerging Markets Growth Index	-36.11%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against most emerging markets currencies and depreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2022
Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	-46.31%	-47.90%
India	2.93%	-6.89%
Taiwan	-24.11%	-34.50%

5

Korea	-19.88%	-34.28%
Brazil	15.95%	24.57%
Saudi Arabia	2.18%	2.00%
South Africa	0.77%	-16.66%
Mexico	1.99%	5.56%
Indonesia	16.58%	5.89%
Thailand	4.97%	-8.48%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2022, these differences generally detracted from non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

U.S. Large Cap Growth Portfolio

The U.S. Large Cap Growth Portfolio seeks to capture the returns of U.S. large-cap growth stocks. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price, and higher profitability within the U.S. large-cap growth universe. As of October 31, 2022, the Portfolio held approximately 160 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -12.12% for the Portfolio and -24.60% for the Russell 1000® Growth Index, the Portfolio’s benchmark. The Portfolio’s emphasis on growth stocks with higher profitability contributed positively to performance relative to the benchmark, as higher-profitability growth stocks generally outperformed lower-profitability growth stocks.

U.S. Small Cap Growth Portfolio

The U.S. Small Cap Growth Portfolio invests in a broadly diversified group of U.S. small-cap growth stocks, with an emphasis on those with higher profitability. The Portfolio also generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 580 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -14.10% for the Portfolio and - 26.02% for the Russell 2000® Growth Index, the Portfolio’s benchmark. The Portfolio’s emphasis on small-cap growth stocks with higher-profitability contributed positively to performance relative to the benchmark, as these stocks outperformed. The Portfolio’s exclusion of stocks with high asset growth also contributed positively to relative performance, as these stocks underperformed.

6

International Large Cap Growth Portfolio

The International Large Cap Growth Portfolio invests in developed ex U.S. large cap growth stocks. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller market capitalization, lower relative price, and higher-profitability within the large-cap growth segment of developed ex U.S. markets. As of October 31, 2022, the Portfolio held approximately 500 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -25.63% for the Portfolio and - 28.78% for the MSCI World ex USA Growth Index (net dividends), the Portfolio’s benchmark. The Portfolio’s greater emphasis on higher-profitability growth stocks contributed positively to performance relative to the benchmark, as these stocks outperformed lower-profitability growth stocks in the developed ex U.S. market.

International Small Cap Growth Portfolio

The International Small Cap Growth Portfolio invests in developed ex U.S. small-cap growth stocks, with an emphasis on those with higher profitability. The Portfolio also generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 1,470 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -33.14% for the Portfolio and -34.85% for the MSCI World ex USA Small Cap Growth Index (net dividends), the Portfolio’s benchmark. With higher-profitability stocks generally outperforming lower-profitability stocks within growth stocks, the Portfolio’s greater emphasis on higher-profitability stocks contributed positively to performance relative to the benchmark. The Portfolio’s exclusion of stocks with high asset growth also contributed positively to relative performance, as these stocks underperformed.

7

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2022

EXPENSE TABLES

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Cap Growth Portfolio
Actual Fund Return	$1,000.00	$960.10	0.18%	$0.89
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.18%	$0.92
U.S. Small Cap Growth Portfolio
Actual Fund Return	$1,000.00	$997.20	0.33%	$1.66
Hypothetical 5% Annual Return	$1,000.00	$1,023.54	0.33%	$1.68

8

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
International Large Cap Growth Portfolio
Actual Fund Return	$1,000.00	$873.80	0.29%	$1.37
Hypothetical 5% Annual Return	$1,000.00	$1,023.74	0.29%	$1.48
International Small Cap Growth Portfolio
Actual Fund Return	$1,000.00	$841.50	0.53%	$2.46
Hypothetical 5% Annual Return	$1,000.00	$1,022.53	0.53%	$2.70

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

9

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 28, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

U.S. Large Cap Growth Portfolio
Communication Services	0.3%
Consumer Discretionary	18.2%
Consumer Staples	13.3%
Energy	0.9%
Financials	3.4%
Health Care	15.8%
Industrials	12.5%
Information Technology	34.7%
Materials	0.9%

100.0%

U.S. Small Cap Growth Portfolio
Communication Services	3.2%
Consumer Discretionary	16.1%
Consumer Staples	6.7%
Energy	5.4%
Financials	7.0%
Health Care	12.0%
Industrials	24.9%
Information Technology	16.5%
Materials	7.3%
Real Estate	0.3%
Utilities	0.6%

100.0%

International Large Cap Growth Portfolio
Communication Services	7.7%
Consumer Discretionary	13.1%
Consumer Staples	11.4%
Energy	4.2%
Financials	4.4%
Health Care	12.7%
Industrials	22.6%
Information Technology	11.3%
Materials	8.9%
Real Estate	0.5%
Utilities	3.2%

100.0%

International Small Cap Growth Portfolio
Communication Services	4.4%
Consumer Discretionary	13.5%
Consumer Staples	7.6%
Energy	5.6%
Financials	6.7%
Health Care	8.2%
Industrials	23.7%
Information Technology	18.1%
Materials	8.0%
Real Estate	1.2%
Utilities	3.0%

100.0%

10

U.S. LARGE CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.7%)
COMMUNICATION SERVICES — (0.3%)
Other Securities		$7,384,052	0.3%

CONSUMER DISCRETIONARY — (18.0%)
* Amazon.com, Inc.	821,089	84,112,357	3.6%
Home Depot, Inc.	322,959	95,637,849	4.1%
Lowe’s Cos., Inc.	212,743	41,474,248	1.8%
NIKE, Inc., Class B	196,088	18,173,436	0.8%
* O’Reilly Automotive, Inc.	29,564	24,750,094	1.0%
Ross Stores, Inc.	137,356	13,143,596	0.5%
Starbucks Corp.	343,683	29,759,511	1.3%
Target Corp.	93,818	15,409,606	0.6%
TJX Cos., Inc.	193,089	13,921,717	0.6%
Tractor Supply Co.	61,121	13,432,562	0.6%
Other Securities		74,811,324	3.1%

TOTAL CONSUMER DISCRETIONARY		424,626,300	18.0%

CONSUMER STAPLES — (13.1%)
Altria Group, Inc.	473,547	21,911,020	0.9%
Coca-Cola Co.	894,287	53,523,077	2.3%
Costco Wholesale Corp.	66,612	33,405,918	1.4%
Hershey Co.	58,235	13,904,771	0.6%
Kimberly-Clark Corp.	106,176	13,214,665	0.6%
PepsiCo, Inc.	328,762	59,696,604	2.5%
Procter & Gamble Co.	456,608	61,491,399	2.6%
Other Securities		52,009,710	2.2%

TOTAL CONSUMER STAPLES		309,157,164	13.1%

ENERGY — (0.9%)
Other Securities		20,215,316	0.9%

FINANCIALS — (3.3%)
Aon PLC, Class A	60,490	17,027,330	0.7%
MSCI, Inc.	40,997	19,221,854	0.8%
Other Securities		42,798,950	1.9%

TOTAL FINANCIALS		79,048,134	3.4%

HEALTH CARE — (15.6%)
AbbVie, Inc.	601,705	88,089,612	3.7%
Amgen, Inc.	200,839	54,296,824	2.3%
Eli Lilly & Co.	193,683	70,130,677	3.0%
* IDEXX Laboratories, Inc.	38,467	13,835,810	0.6%
Johnson & Johnson	378,568	65,859,475	2.8%
* Mettler-Toledo International, Inc.	14,091	17,824,129	0.8%
Zoetis, Inc.	98,882	14,909,428	0.6%
Other Securities		43,487,775	1.8%

TOTAL HEALTH CARE		368,433,730	15.6%

INDUSTRIALS — (12.4%)
Illinois Tool Works, Inc.	82,359	17,586,117	0.8%
Lockheed Martin Corp.	78,508	38,208,273	1.6%
Union Pacific Corp.	220,349	43,439,602	1.9%
United Parcel Service, Inc., Class B	240,120	40,284,932	1.7%

11

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Waste Management, Inc.	122,177	$19,349,172	0.8%
WW Grainger, Inc.	29,186	17,054,839	0.7%
Other Securities		115,876,731	4.9%

TOTAL INDUSTRIALS		291,799,666	12.4%

INFORMATION TECHNOLOGY — (34.2%)
Accenture PLC, Class A	152,384	43,261,818	1.8%
Apple, Inc.	742,760	113,894,818	4.8%
Applied Materials, Inc.	220,549	19,472,271	0.8%
Automatic Data Processing, Inc.	103,500	25,015,950	1.1%
Broadcom, Inc.	97,357	45,769,473	1.9%
CDW Corp.	96,150	16,615,682	0.7%
International Business Machines Corp.	223,254	30,873,796	1.3%
KLA Corp.	44,582	14,107,974	0.6%
Lam Research Corp.	35,132	14,220,731	0.6%
Mastercard, Inc., Class A	273,601	89,790,376	3.8%
Microsoft Corp.	445,764	103,475,197	4.4%
NVIDIA Corp.	208,866	28,190,644	1.2%
Oracle Corp.	745,382	58,191,973	2.5%
Paychex, Inc.	120,418	14,246,654	0.6%
QUALCOMM, Inc.	345,514	40,653,177	1.7%
Texas Instruments, Inc.	240,897	38,695,285	1.6%
Visa, Inc., Class A	188,118	38,970,525	1.7%
Other Securities		72,513,583	3.2%

TOTAL INFORMATION TECHNOLOGY		807,959,927	34.3%

MATERIALS — (0.9%)
Other Securities		21,573,295	0.9%

TOTAL COMMON STOCKS (Cost $1,312,118,133)		2,330,197,584	98.9%

TEMPORARY CASH INVESTMENTS — (1.1%)
State Street Institutional U.S. Government Money Market Fund, 3.010%	27,383,693	27,383,693	1.2%

SECURITIES LENDING COLLATERAL — (0.2%)
@§ The DFA Short Term Investment Fund	350,408	4,051,065	0.2%

TOTAL INVESTMENTS—(100.0%) (Cost $1,343,553,849)		$2,361,632,342	100.3%

As of October 31, 2022, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	83	12/16/22	$16,833,982	$16,114,450	$(719,532)

Total Futures Contracts			$16,833,982	$16,114,450	$(719,532)

12

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$7,384,052	—	—	$7,384,052
Consumer Discretionary	424,626,300	—	—	424,626,300
Consumer Staples	309,157,164	—	—	309,157,164
Energy	20,215,316	—	—	20,215,316
Financials	79,048,134	—	—	79,048,134
Health Care	368,433,730	—	—	368,433,730
Industrials	291,799,666	—	—	291,799,666
Information Technology	807,959,927	—	—	807,959,927
Materials	21,573,295	—	—	21,573,295
Temporary Cash Investments	27,383,693	—	—	27,383,693
Securities Lending Collateral	—	$4,051,065	—	4,051,065
Futures Contracts**	(719,532)	—	—	(719,532)

TOTAL	$2,356,861,745	$4,051,065	—	$2,360,912,810

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

13

U.S. SMALL CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (94.3%)
COMMUNICATION SERVICES — (3.1%)
* Iridium Communications, Inc.	92,938	$4,789,095	0.6%
Other Securities		22,062,030	2.6%

TOTAL COMMUNICATION SERVICES		26,851,125	3.2%

CONSUMER DISCRETIONARY — (15.2%)
H&R Block, Inc.	146,136	6,013,496	0.7%
Murphy USA, Inc.	31,431	9,885,364	1.2%
* SeaWorld Entertainment, Inc.	82,730	4,811,577	0.6%
Texas Roadhouse, Inc.	43,898	4,343,707	0.5%
* Visteon Corp.	28,214	3,681,081	0.4%
Wendy’s Co.	200,091	4,157,891	0.5%
Other Securities		100,598,656	12.2%

TOTAL CONSUMER DISCRETIONARY		133,491,772	16.1%

CONSUMER STAPLES — (6.3%)
* BJ’s Wholesale Club Holdings, Inc.	94,971	7,350,755	0.9%
Coca-Cola Consolidated, Inc.	7,412	3,609,718	0.4%
Flowers Foods, Inc.	162,831	4,674,878	0.6%
Lancaster Colony Corp.	21,652	3,903,423	0.5%
Other Securities		35,766,255	4.3%

TOTAL CONSUMER STAPLES		55,305,029	6.7%

ENERGY — (5.1%)
Matador Resources Co.	61,348	4,076,575	0.5%
Other Securities		40,469,835	4.9%

TOTAL ENERGY		44,546,410	5.4%

FINANCIALS — (6.6%)
Evercore, Inc., Class A	34,456	3,621,326	0.4%
Kinsale Capital Group, Inc.	15,683	4,942,811	0.6%
Primerica, Inc.	27,145	3,927,881	0.5%
RLI Corp.	37,498	4,877,365	0.6%
Other Securities		41,072,484	4.9%

TOTAL FINANCIALS		58,441,867	7.0%

HEALTH CARE — (11.3%)
* AMN Healthcare Services, Inc.	47,108	5,912,054	0.7%
Ensign Group, Inc.	47,396	4,255,213	0.5%
* Halozyme Therapeutics, Inc.	87,904	4,202,690	0.5%
* Lantheus Holdings, Inc.	52,771	3,904,526	0.5%
* Medpace Holdings, Inc.	33,865	7,517,353	0.9%
* Merit Medical Systems, Inc.	51,387	3,533,884	0.4%
Other Securities		70,416,241	8.5%

TOTAL HEALTH CARE		99,741,961	12.0%

INDUSTRIALS — (23.5%)
* Aerojet Rocketdyne Holdings, Inc.	74,930	3,630,358	0.4%
Allison Transmission Holdings, Inc.	89,446	3,779,093	0.5%
Applied Industrial Technologies, Inc.	30,031	3,735,256	0.5%
* Atkore, Inc.	57,427	5,472,793	0.7%
* Casella Waste Systems, Inc., Class A	49,128	4,019,162	0.5%

14

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
* Clean Harbors, Inc.	47,902	$5,866,079	0.7%
Comfort Systems USA, Inc.	35,901	4,425,875	0.5%
* Evoqua Water Technologies Corp.	116,876	4,579,202	0.6%
Exponent, Inc.	49,829	4,746,711	0.6%
* FTI Consulting, Inc.	23,399	3,641,586	0.4%
Landstar System, Inc.	33,066	5,165,571	0.6%
#* Saia, Inc.	20,737	4,123,760	0.5%
Science Applications International Corp.	36,333	3,936,317	0.5%
Tetra Tech, Inc.	30,282	4,278,241	0.5%
* TriNet Group, Inc.	58,213	3,782,681	0.5%
Valmont Industries, Inc.	15,121	4,826,926	0.6%
Other Securities		136,318,519	16.3%

TOTAL INDUSTRIALS		206,328,130	24.9%

INFORMATION TECHNOLOGY — (15.5%)
Badger Meter, Inc.	35,327	3,973,581	0.5%
* ExlService Holdings, Inc.	32,295	5,872,846	0.7%
* Fabrinet	38,187	4,368,593	0.5%
* Novanta, Inc.	25,239	3,568,795	0.4%
* Qualys, Inc.	38,512	5,490,271	0.7%
Other Securities		113,199,174	13.7%

TOTAL INFORMATION TECHNOLOGY		136,473,260	16.5%

MATERIALS — (6.9%)
Cabot Corp.	59,523	4,373,750	0.5%
Chemours Co.	141,703	4,056,957	0.5%
Eagle Materials, Inc.	33,514	4,099,097	0.5%
Graphic Packaging Holding Co.	249,088	5,719,060	0.7%
#* Livent Corp.	118,815	3,750,990	0.5%
Louisiana-Pacific Corp.	89,528	5,071,761	0.6%
Silgan Holdings, Inc.	90,412	4,281,912	0.5%
Other Securities		29,192,026	3.5%

TOTAL MATERIALS		60,545,553	7.3%

REAL ESTATE — (0.3%)
Other Securities		2,277,490	0.3%

UTILITIES — (0.5%)
Other Securities		4,621,635	0.6%

TOTAL COMMON STOCKS		828,624,232	100.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		54,440	0.0%

TOTAL PREFERRED STOCKS		54,440	0.0%

TOTAL INVESTMENT SECURITIES (Cost $608,356,175)		828,678,672

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 3.010%	797,949	797,949	0.1%

15

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (5.6%)
@§ The DFA Short Term Investment Fund	4,267,719	$49,339,103	5.9%

TOTAL INVESTMENTS—(100.0%) (Cost $658,511,819)		$878,815,724	106.0%

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$26,851,125	—	—	$26,851,125
Consumer Discretionary	133,491,772	—	—	133,491,772
Consumer Staples	55,305,029	—	—	55,305,029
Energy	44,546,410	—	—	44,546,410
Financials	58,441,867	—	—	58,441,867
Health Care	99,741,961	—	—	99,741,961
Industrials	206,328,130	—	—	206,328,130
Information Technology	136,473,260	—	—	136,473,260
Materials	60,545,553	—	—	60,545,553
Real Estate	2,277,490	—	—	2,277,490
Utilities	4,621,635	—	—	4,621,635
Preferred Stocks
Communication Services	54,440	—	—	54,440
Temporary Cash Investments	797,949	—	—	797,949
Securities Lending Collateral	—	$49,339,103	—	49,339,103

TOTAL	$829,476,621	$49,339,103	—	$878,815,724

See accompanying Notes to Financial Statements.

16

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.2%)
AUSTRALIA — (7.0%)
BHP Group Ltd.	165,660	$3,979,187	0.8%
BHP Group Ltd.	71,676	1,710,890	0.3%
# BHP Group Ltd., Sponsored ADR	125,138	5,984,099	1.1%
CSL Ltd.	15,379	2,753,078	0.5%
Other Securities		24,097,276	4.7%

TOTAL AUSTRALIA		38,524,530	7.4%

AUSTRIA — (0.1%)
Other Securities		784,934	0.1%

BELGIUM — (0.6%)
Other Securities		3,523,252	0.7%

CANADA — (11.1%)
Alimentation Couche-Tard, Inc.	65,533	2,934,278	0.6%
Canadian National Railway Co.	34,869	4,129,884	0.8%
Canadian Natural Resources Ltd.	83,227	4,988,626	1.0%
Constellation Software, Inc.	2,145	3,101,563	0.6%
Nutrien Ltd.	28,600	2,416,700	0.5%
Other Securities		43,588,067	8.2%

TOTAL CANADA		61,159,118	11.7%

DENMARK — (2.6%)
Novo Nordisk AS, Class B	131,950	14,347,089	2.8%
Other Security		172,890	0.0%

TOTAL DENMARK		14,519,979	2.8%

FINLAND — (1.0%)
Other Securities		5,608,201	1.1%

FRANCE — (9.7%)
Airbus SE	60,661	6,563,745	1.3%
Hermes International	2,735	3,540,143	0.7%
Kering SA	8,514	3,899,079	0.7%
LVMH Moet Hennessy Louis Vuitton SE	25,417	16,037,989	3.1%
Teleperformance	11,004	2,948,300	0.6%
Thales SA	18,476	2,349,776	0.4%
Other Securities		17,933,385	3.4%

TOTAL FRANCE		53,272,417	10.2%

GERMANY — (6.2%)
Deutsche Post AG	103,523	3,659,516	0.7%
Deutsche Telekom AG	347,287	6,555,211	1.2%
RWE AG	117,626	4,528,029	0.9%
Siemens AG	28,112	3,070,082	0.6%
Other Securities		15,994,221	3.1%

TOTAL GERMANY		33,807,059	6.5%

HONG KONG — (1.7%)
AIA Group Ltd.	341,800	2,589,063	0.5%
Hong Kong Exchanges & Clearing Ltd.	89,890	2,386,004	0.5%

17

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (Continued)
Other Securities		$4,299,388	0.8%

TOTAL HONG KONG		9,274,455	1.8%

IRELAND — (0.4%)
Other Securities		2,194,634	0.4%

ISRAEL — (0.6%)
Other Securities		3,532,630	0.7%

ITALY — (1.9%)
Other Securities		10,621,877	2.0%

JAPAN — (19.2%)
Fast Retailing Co. Ltd.	5,000	2,785,706	0.5%
Hoya Corp.	28,700	2,667,990	0.5%
KDDI Corp.	199,200	5,887,748	1.1%
Nintendo Co. Ltd.	72,000	2,923,135	0.6%
Recruit Holdings Co. Ltd.	117,600	3,618,689	0.7%
Shin-Etsu Chemical Co. Ltd.	27,600	2,868,466	0.6%
Sony Group Corp.	104,300	7,033,432	1.3%
Tokyo Electron Ltd.	13,700	3,604,421	0.7%
Other Securities		74,468,548	14.2%

TOTAL JAPAN		105,858,135	20.2%

NETHERLANDS — (3.4%)
# ASML Holding NV	3,091	1,449,947	0.3%
ASML Holding NV	26,912	12,713,767	2.4%
Wolters Kluwer NV	30,416	3,231,959	0.6%
Other Security		1,065,890	0.2%

TOTAL NETHERLANDS		18,461,563	3.5%

NEW ZEALAND — (0.3%)
Other Securities		1,437,067	0.3%

NORWAY — (0.9%)
Equinor ASA	81,905	2,984,104	0.6%
Other Securities		1,959,448	0.3%

TOTAL NORWAY		4,943,552	0.9%

PORTUGAL — (0.1%)
Other Securities		474,562	0.1%

SINGAPORE — (1.1%)
DBS Group Holdings Ltd.	129,312	3,126,286	0.6%
Other Securities		2,665,432	0.5%

TOTAL SINGAPORE		5,791,718	1.1%

SPAIN — (2.0%)
Telefonica SA	816,599	2,814,975	0.5%
Other Securities		8,264,291	1.6%

TOTAL SPAIN		11,079,266	2.1%

18

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.3%)
Atlas Copco AB, Class A	253,368	$2,704,259	0.5%
Other Securities		9,832,859	1.9%

TOTAL SWEDEN		12,537,118	2.4%

SWITZERLAND — (8.5%)
Givaudan SA	893	2,667,337	0.5%
Kuehne + Nagel International AG	13,649	2,905,410	0.6%
Nestle SA	71,016	7,730,717	1.5%
Roche Holding AG	2,118	859,675	0.2%
Roche Holding AG	54,937	18,227,993	3.5%
SGS SA	1,431	3,154,655	0.6%
Sika AG	19,549	4,407,825	0.8%
Other Securities		6,812,430	1.2%

TOTAL SWITZERLAND		46,766,042	8.9%

UNITED KINGDOM — (13.5%)
Ashtead Group PLC	91,718	4,777,868	0.9%
BAE Systems PLC	277,096	2,591,835	0.5%
# Diageo PLC, Sponsored ADR	23,354	3,899,417	0.8%
Experian PLC	98,066	3,126,860	0.6%
# GSK PLC, Sponsored ADR	131,362	4,357,291	0.8%
Imperial Brands PLC	213,938	5,211,330	1.0%
Rio Tinto PLC	86,642	4,528,051	0.9%
# Rio Tinto PLC, Sponsored ADR	43,071	2,297,838	0.4%
SSE PLC	178,168	3,184,018	0.6%
Unilever PLC	712	32,363	0.0%
# Unilever PLC, Sponsored ADR	164,032	7,465,096	1.4%
Other Securities		32,678,898	6.3%

TOTAL UNITED KINGDOM		74,150,865	14.2%

TOTAL COMMON STOCKS		518,322,974	99.1%

PREFERRED STOCKS — (0.3%) GERMANY — (0.3%)
Other Security		1,393,789	0.3%

TOTAL INVESTMENT SECURITIES (Cost $474,401,140)		519,716,763

		Value†
SECURITIES LENDING COLLATERAL — (5.5%)
@§ The DFA Short Term Investment Fund	2,629,278	30,397,088	5.8%

TOTAL INVESTMENTS—(100.0%) (Cost $504,811,425)		$550,113,851	105.2%

19

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$8,021,511	$30,503,019	—	$38,524,530
Austria	—	784,934	—	784,934
Belgium	128,722	3,394,530	—	3,523,252
Canada	61,159,118	—	—	61,159,118
Denmark	—	14,519,979	—	14,519,979
Finland	—	5,608,201	—	5,608,201
France	135,248	53,137,169	—	53,272,417
Germany	693,649	33,113,410	—	33,807,059
Hong Kong	—	9,274,455	—	9,274,455
Ireland	—	2,194,634	—	2,194,634
Israel	833,883	2,698,747	—	3,532,630
Italy	1,140,676	9,481,201	—	10,621,877
Japan	—	105,858,135	—	105,858,135
Netherlands	12,713,767	5,747,796	—	18,461,563
New Zealand	—	1,437,067	—	1,437,067
Norway	—	4,943,552	—	4,943,552
Portugal	—	474,562	—	474,562
Singapore	—	5,791,718	—	5,791,718
Spain	—	11,079,266	—	11,079,266
Sweden	15,709	12,521,409	—	12,537,118
Switzerland	468,602	46,297,440	—	46,766,042
United Kingdom	23,303,183	50,847,682	—	74,150,865
Preferred Stocks
Germany	—	1,393,789	—	1,393,789
Securities Lending Collateral	—	30,397,088	—	30,397,088

TOTAL	$108,614,068	$441,499,783	—	$550,113,851

See accompanying Notes to Financial Statements.

20

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.1%)
AUSTRALIA — (6.7%)
Other Securities		$16,907,629	7.1%

AUSTRIA — (1.3%)
ANDRITZ AG	32,842	1,526,382	0.6%
Wienerberger AG	35,583	813,385	0.4%
Other Securities		1,056,417	0.4%

TOTAL AUSTRIA		3,396,184	1.4%

BELGIUM — (1.1%)
Other Securities		2,811,179	1.2%

CANADA — (12.4%)
* Aritzia, Inc.	32,122	1,245,881	0.5%
* ATS Automation Tooling Systems, Inc.	27,628	874,054	0.4%
Boralex, Inc., Class A	28,951	820,918	0.3%
Element Fleet Management Corp.	69,413	924,759	0.4%
Enerplus Corp.	75,981	1,315,231	0.6%
Finning International, Inc.	51,621	1,097,706	0.5%
Gibson Energy, Inc.	51,172	873,306	0.4%
Parkland Corp.	50,753	1,025,975	0.4%
PrairieSky Royalty Ltd.	46,196	717,516	0.3%
# Premium Brands Holdings Corp.	11,636	686,450	0.3%
Primo Water Corp.	55,980	816,748	0.3%
Vermilion Energy, Inc.	43,227	1,007,621	0.4%
Other Securities		19,703,434	8.3%

TOTAL CANADA		31,109,599	13.1%

CHINA — (0.0%)
Other Security		10,380	0.0%

DENMARK — (2.6%)
# Chemometec AS	7,231	681,598	0.3%
* ISS AS	44,882	824,259	0.3%
Ringkjoebing Landbobank AS	7,659	833,013	0.4%
Royal Unibrew AS	18,120	1,035,091	0.4%
SimCorp AS	14,171	846,160	0.4%
Topdanmark AS	15,055	694,835	0.3%
Other Securities		1,546,811	0.6%

TOTAL DENMARK		6,461,767	2.7%

FINLAND — (2.2%)
Orion Oyj, Class B	41,068	1,889,876	0.8%
Other Securities		3,520,658	1.5%

TOTAL FINLAND		5,410,534	2.3%

FRANCE — (4.3%)
Alten SA	9,002	1,051,706	0.5%
Gaztransport Et Technigaz SA	8,197	953,627	0.4%
* SOITEC	8,012	1,025,893	0.4%
SPIE SA	38,484	900,277	0.4%
* Ubisoft Entertainment SA	26,647	731,084	0.3%

21

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	FRANCE — (Continued)
	Other Securities		$6,200,016	2.6%

	TOTAL FRANCE		10,862,603	4.6%

	GERMANY — (5.2%)
	Bechtle AG	22,367	772,702	0.3%
*	CTS Eventim AG & Co. KGaA	16,943	808,799	0.3%
	Hugo Boss AG	16,811	774,270	0.3%
	Other Securities		10,703,367	4.6%

	TOTAL GERMANY		13,059,138	5.5%

	HONG KONG — (1.8%)
	Other Securities		4,584,431	1.9%

	IRELAND — (0.3%)
	Other Securities		715,199	0.3%

	ISRAEL — (1.4%)
	Other Securities		3,504,574	1.5%

	ITALY — (3.4%)
	Brunello Cucinelli SpA	11,735	680,230	0.3%
	Reply SpA	7,137	776,317	0.3%
	Other Securities		7,038,297	3.0%

	TOTAL ITALY		8,494,844	3.6%

	JAPAN — (23.5%)
	Other Securities		58,881,087	24.7%

	NETHERLANDS — (2.3%)
*Ω	Alfen Beheer BV	10,399	1,103,112	0.5%
	Arcadis NV	27,432	930,961	0.4%
	BE Semiconductor Industries NV	19,776	1,007,879	0.4%
#	OCI NV	23,545	900,547	0.4%
	Other Securities		1,806,322	0.7%

	TOTAL NETHERLANDS		5,748,821	2.4%

	NEW ZEALAND — (0.4%)
	Other Securities		1,102,264	0.5%

	NORWAY — (1.2%)
	Other Securities		2,940,821	1.2%

	PORTUGAL — (0.3%)
	Other Securities		773,862	0.3%

	SINGAPORE — (0.9%)
	Other Securities		2,201,258	0.9%

	SPAIN — (2.0%)
	Other Securities		5,016,966	2.1%

	SWEDEN — (2.2%)
	Other Securities		5,404,975	2.3%

22

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	SWITZERLAND — (6.7%)
	Belimo Holding AG	3,447	$1,403,988	0.6%
*	Dufry AG	23,523	775,965	0.3%
Ω	Galenica AG	14,402	1,034,755	0.4%
	Georg Fischer AG	27,232	1,508,238	0.6%
	Siegfried Holding AG	1,437	855,415	0.4%
	Temenos AG	21,904	1,304,575	0.6%
Ω	VAT Group AG	5,889	1,344,466	0.6%
	Other Securities		8,678,214	3.6%

	TOTAL SWITZERLAND		16,905,616	7.1%

	UNITED KINGDOM — (11.9%)
	Britvic PLC	88,023	735,170	0.3%
	Diploma PLC	27,241	774,812	0.3%
	Greggs PLC	33,984	787,798	0.3%
	HomeServe PLC	107,631	1,464,914	0.6%
	IMI PLC	47,786	673,155	0.3%
	Inchcape PLC	109,083	930,576	0.4%
	Indivior PLC	47,014	890,523	0.4%
	Man Group PLC	351,183	873,605	0.4%
	Other Securities		22,742,489	9.5%

	TOTAL UNITED KINGDOM		29,873,042	12.5%

	UNITED STATES — (0.0%)
	Other Securities		18,220	0.0%

	TOTAL COMMON STOCKS		236,194,993	99.2%

	PREFERRED STOCKS — (0.3%)
	GERMANY — (0.3%)
	Other Securities		761,367	0.3%

	RIGHTS/WARRANTS — (0.0%)
	AUSTRALIA — (0.0%)
	Other Security		383	0.0%

	HONG KONG — (0.0%)
	Other Security		294	0.0%

	TOTAL RIGHTS/WARRANTS		677	0.0%

	TOTAL INVESTMENT SECURITIES (Cost $267,678,722)		236,957,037

			Value†
	SECURITIES LENDING COLLATERAL — (5.6%)
@§	The DFA Short Term Investment Fund	1,219,742	14,101,440	5.9%

	TOTAL INVESTMENTS—(100.0%) (Cost $281,785,585)		$251,058,477	105.4%

23

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$107,817	$16,658,686	$141,126	$16,907,629
Austria	—	3,396,184	—	3,396,184
Belgium	130,123	2,681,056	—	2,811,179
Canada	30,911,837	197,762	—	31,109,599
China	—	10,380	—	10,380
Denmark	—	6,461,767	—	6,461,767
Finland	—	5,410,534	—	5,410,534
France	61,125	10,801,478	—	10,862,603
Germany	—	13,059,138	—	13,059,138
Hong Kong	—	4,569,810	14,621	4,584,431
Ireland	—	715,199	—	715,199
Israel	210,255	3,294,319	—	3,504,574
Italy	—	8,494,844	—	8,494,844
Japan	—	58,881,087	—	58,881,087
Netherlands	—	5,748,821	—	5,748,821
New Zealand	—	1,102,264	—	1,102,264
Norway	—	2,940,821	—	2,940,821
Portugal	—	773,862	—	773,862
Singapore	—	2,190,803	10,455	2,201,258
Spain	—	5,016,966	—	5,016,966
Sweden	—	5,404,975	—	5,404,975
Switzerland	—	16,905,616	—	16,905,616
United Kingdom	—	29,868,117	4,925	29,873,042
United States	18,220	—	—	18,220
Preferred Stocks
Germany	—	761,367	—	761,367
Rights/Warrants
Australia	—	383	—	383
Hong Kong	—	294	—	294
Securities Lending Collateral	—	14,101,440	—	14,101,440

TOTAL	$31,439,377	$219,447,973	$171,127^	$251,058,477

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

24

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	U.S. Large Cap Growth Portfolio*	U.S. Small Cap Growth Portfolio*	International Large Cap Growth Portfolio*	International Small Cap Growth Portfolio*
ASSETS:
Investment Securities at Value (including $3,825, $61,905, $31,605 and $20,025 of securities on loan, respectively)	$2,330,198	$828,679	$519,717	$236,957
Temporary Cash Investments at Value & Cost	27,384	798	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $4,052, $49,358, $30,410 and $14,107, respectively)	4,051	49,339	30,397	14,101
Segregated Cash for Futures Contracts	830	—	—	—
Foreign Currencies at Value	—	—	588	568
Cash	—	55	1,202	296
Receivables:
Investment Securities Sold	1,896	2,548	1,191	1,777
Dividends and Interest	2,597	141	1,936	850
Securities Lending Income	3	16	24	31
Fund Shares Sold	3,018	376	1,190	86
Prepaid Expenses and Other Assets	14	7	12	3

Total Assets	2,369,991	881,959	556,257	254,669

LIABILITIES:
Payables:
Upon Return of Securities Loaned	4,139	51,071	31,587	15,831
Investment Securities Purchased	8,872	454	—	478
Fund Shares Redeemed	1,131	1,176	1,611	131
Due to Advisor	286	186	99	67
Futures Margin Variation	118	—	—	—
Unrealized Loss on Foreign Currency Contracts	—	—	—	1
Accrued Expenses and Other Liabilities	131	55	52	38

Total Liabilities	14,677	52,942	33,349	16,546

NET ASSETS	$2,355,314	$829,017	$522,908	$238,123

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $2,355,314; $829,017; $522,908 and $238,123 and shares outstanding of 88,264,444, 37,327,898, 41,598,152 and 19,042,468, respectively	$26.68	$22.21	$12.57	$12.50

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

Investment Securities at Cost	$1,312,118	$608,356	$474,401	$267,679

Foreign Currencies at Cost	$—	$—	$588	$571

NET ASSETS CONSIST OF:
Paid-In Capital	$1,183,276	$581,973	$514,631	$273,431
Total Distributable Earnings (Loss)	1,172,038	247,044	8,277	(35,308)

NET ASSETS	$2,355,314	$829,017	$522,908	$238,123

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

25

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	U.S. Large Cap Growth Portfolio#	U.S. Small Cap Growth Portfolio#	International Large Cap Growth Portfolio#	International Small Cap Growth Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $7, $1,264 and $715, respectively)	$40,977	$8,988	$16,599	$7,120
Income from Securities Lending	79	133	172	434

Total Investment Income	41,056	9,121	16,771	7,554

Fund Expenses
Investment Management Fees	3,830	2,534	1,361	1,216
Accounting & Transfer Agent Fees	390	138	120	49
Custodian Fees	33	26	69	93
Filing Fees	56	29	31	21
Shareholders’ Reports	122	74	59	29
Directors’/Trustees’ Fees & Expenses	19	7	4	3
Professional Fees	33	10	9	5
Previously Waived Fees Recovered by Advisor (Note C)	—	—	36	107
Other	68	29	32	16

Total Fund Expenses	4,551	2,847	1,721	1,539

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	14
Fees Paid Indirectly (Note C)	—	—	9	1

Net Expenses	4,551	2,847	1,712	1,524

Net Investment Income (Loss)	36,505	6,274	15,059	6,030

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	175,066	28,764	(8,370)	(4,659)
Affiliated Investment Companies Shares Sold	—	(7)	(5)	(8)
Futures	(2,306)	28	(113)	187
Foreign Currency Transactions	—	—	(232)	(402)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(527,315)	(164,632)	(182,129)	(119,687)
Affiliated Investment Companies Shares	(1)	(22)	(17)	(7)
Futures	(1,201)	—	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	(121)	(40)

Net Realized and Unrealized Gain (Loss)	(355,757)	(135,869)	(190,987)	(124,616)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(319,252)	$(129,595)	$(175,928)	$(118,586)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

26

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Cap Growth Portfolio		U.S. Small Cap Growth Portfolio		International Large Cap Growth Portfolio		International Small Cap Growth Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$36,505	$37,009	$6,274 $	5,873	$15,059	$11,853	$6,030	$3,691
Net Realized Gain (Loss) on: Investment Securities Sold*,**	175,066	208,278	28,764	96,692	(8,370)	14,203	(4,659)	22,700
Affiliated Investment Companies Shares Sold	—	(3)	(7)	(6)	(5)	(2)	(8)	—
Futures	(2,306)	6,236	28	46	(113)	126	187	112
Foreign Currency Transactions	—	—	—	—	(232)	37	(402)	(24)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(527,315)	574,692	(164,632)	243,366	(182,129)	138,599	(119,687)	51,061
Affiliated Investment Companies Shares	(1)	—	(22)	(2)	(17)	—	(7)	—
Futures	(1,201)	498	—	—	—	(7)	—	(4)
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	(121)	(20)	(40)	(10)

Net Increase (Decrease) in Net Assets Resulting from Operations	(319,252)	826,710	(129,595)	345,969	(175,928)	164,789	(118,586)	77,526

Distributions:
Institutional Class Shares	(214,344)	(35,282)	(73,212)	(5,339)	(14,738)	(11,245)	(21,988)	(3,390)
Capital Share Transactions (1):
Shares Issued	492,119	420,570	222,618	190,730	210,385	102,392	168,797	29,541
Shares Issued in Lieu of Cash Distributions	213,154	35,001	72,506	5,267	14,708	11,197	21,677	3,324
Shares Redeemed	(758,820)	(698,282)	(247,929)	(246,812)	(173,920)	(127,751)	(79,244)	(55,224)

Net Increase (Decrease) from Capital Share Transactions	(53,547)	(242,711)	47,195	(50,815)	51,173	(14,162)	111,230	(22,359)

Total Increase (Decrease) in Net Assets	(587,143)	548,717	(155,612)	289,815	(139,493)	139,382	(29,344)	51,777
Net Assets
Beginning of Year	2,942,457	2,393,740	984,629	694,814	662,401	523,019	267,467	215,690

End of Year	$2,355,314	$2,942,457	$829,017	$984,629	$522,908	$662,401	$238,123	$267,467

(1) Shares Issued and Redeemed:
Shares Issued	17,487	14,412	9,715	7,679	14,773	6,310	9,552	1,616
Shares Issued in Lieu of Cash Distributions	6,764	1,191	2,809	211	1,071	676	1,282	179
Shares Redeemed	(25,861)	(24,042)	(10,393)	(9,918)	(12,414)	(7,856)	(5,137)	(3,030)

Net Increase (Decrease) from Shares Issued and Redeemed	(1,610)	(8,439)	2,131	(2,028)	3,430	(870)	5,697	(1,235)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

27

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Growth Portfolio					U.S. Small Cap Growth Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$32.74	$24.35	$22.13	$19.78	$18.22	$27.98	$18.67	$18.50	$18.19	$18.25

Income from Investment Operations (A)
Net Investment Income (Loss)	0.41	0.40	0.39	0.38	0.37	0.17	0.16	0.12	0.15	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.02)	8.37	2.41	2.81	1.59	(3.83)	9.30	0.27	1.00	0.12

Total from Investment Operations	(3.61)	8.77	2.80	3.19	1.96	(3.66)	9.46	0.39	1.15	0.27

Less Distributions:
Net Investment Income	(0.38)	(0.38)	(0.38)	(0.35)	(0.35)	(0.17)	(0.15)	(0.12)	(0.15)	(0.15)
Net Realized Gains	(2.07)	—	(0.20)	(0.49)	(0.05)	(1.94)	—	(0.10)	(0.69)	(0.18)

Total Distributions	(2.45)	(0.38)	(0.58)	(0.84)	(0.40)	(2.11)	(0.15)	(0.22)	(0.84)	(0.33)

Net Asset Value, End of Year	$26.68 $	32.74	$24.35	$22.13	$19.78	$22.21	$27.98	$18.67	$18.50	$18.19

Total Return	(12.12%)	36.20%	12.89%	16.87%	10.72%	(14.10%)	50.76%	2.23%	7.04%	1.43%

Net Assets, End of Year (thousands)	$2,355,314	$2,942,457	$2,393,740	$2,196,279	$1,961,442	$829,017	$984,629	$694,814	$621,629	$591,766
Ratio of Expenses to Average Net Assets	0.18%	0.18%	0.19%	0.20%	0.19%	0.33%	0.37%	0.38%	0.39%	0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.18%	0.18%	0.19%	0.20%	0.19%	0.33%	0.37%	0.38%	0.39%	0.38%
Ratio of Net Investment Income to Average Net Assets	1.43%	1.35%	1.69%	1.83%	1.83%	0.74%	0.64%	0.68%	0.84%	0.78%
Portfolio Turnover Rate	13%	11%	20%	11%	19%	30%	29%	32%	24%	23%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

28

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International Large Cap Growth Portfolio					International Small Cap Growth Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$17.35	$13.40	$13.30	$11.83	$13.00	$20.04	$14.79	$14.23	$13.92	$15.83

Income from Investment Operations (A)
Net Investment Income (Loss)	0.38	0.31	0.23	0.30	0.30	0.33	0.27	0.19	0.30	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.80)	3.93	0.09	1.46	(1.18)	(6.67)	5.23	0.62	0.69	(1.53)

Total from Investment Operations	(4.42)	4.24	0.32	1.76	(0.88)	(6.34)	5.50	0.81	0.99	(1.20)

Less Distributions:
Net Investment Income	(0.36)	(0.29)	(0.22)	(0.29)	(0.29)	(0.29)	(0.25)	(0.18)	(0.28)	(0.32)
Net Realized Gains	—	—	—	—	—	(0.91)	—	(0.07)	(0.40)	(0.39)

Total Distributions	(0.36)	(0.29)	(0.22)	(0.29)	(0.29)	(1.20)	(0.25)	(0.25)	(0.68)	(0.71)

Net Asset Value, End of Year	$12.57	$17.35	$13.40	$13.30	$11.83	$12.50	$20.04	$14.79	$14.23	$13.92

Total Return	(25.63%)	31.77%	2.50%	15.01%	(6.92%)	(33.14%)	37.31%	5.75%	7.64%	(8.00%)

Net Assets, End of Year (thousands)	$522,908	$662,401	$523,019	$414,117	$312,302	$238,123	$267,467	$215,690	$206,913	$182,527
Ratio of Expenses to Average Net Assets	0.29%	0.30%	0.29%	0.29%	0.30%	0.53%	0.55%	0.55%	0.54%	0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.29%	0.30%	0.30%	0.33%	0.30%	0.53%	0.56%	0.58%	0.61%	0.57%
Ratio of Net Investment Income to Average Net Assets	2.55%	1.86%	1.78%	2.39%	2.30%	2.10%	1.45%	1.35%	2.21%	2.08%
Portfolio Turnover Rate	17%	14%	17%	20%	19%	32%	24%	34%	35%	30%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

29

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund offers one hundred and two operational portfolios, four of which, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio (the “Domestic Equity Portfolios”) and International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

30

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

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The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

For the year ended October 31, 2022, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Large Cap Growth Portfolio	0.15%
U.S. Small Cap Growth Portfolio	0.30	%*
International Large Cap Growth Portfolio	0.23%
International Small Cap Growth Portfolio	0.42	%**

*	Effective as of February 28, 2022, the management fee payable by the U.S. Small Cap Growth Portfolio was reduced from 0.33% to 0.28%.
**	Effective as of February 28, 2022, the management fee payable by the International Small Cap Growth Portfolio was reduced from 0.48% to 0.39%.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”) for the Portfolios, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) and its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed below as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2023, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

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During the year ended October 31, 2022, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2022 and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2022 are also reflected below (amounts in thousands). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Cap Growth Portfolio	0.20%	—	—	—
U.S. Small Cap Growth Portfolio	0.40%	—	—	—
International Large Cap Growth Portfolio	0.30%	$36	—	—
International Small Cap Growth Portfolio (1)	0.52%	107	$14	$91

(1)	Prior to February 28, 2022, the Expense Limitation Amount for International Small Cap Growth Portfolio was 0.55%.

Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the year ended October 31, 2022, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
International Large Cap Growth Portfolio	$9
International Small Cap Growth Portfolio	1

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2022, the total related amount paid by the Fund to the CCO was $166 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

U.S. Large Cap Growth Portfolio	—
U.S. Small Cap Growth Portfolio	—
International Large Cap Growth Portfolio	—
International Small Cap Growth Portfolio	—

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E. Purchases and Sales of Securities:

For the year ended October 31, 2022, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Large Cap Growth Portfolio	—	—	$340,296	$565,492
U.S. Small Cap Growth Portfolio	—	—	258,980	251,532
International Large Cap Growth Portfolio	—	—	149,414	99,046
International Small Cap Growth Portfolio	—	—	190,370	91,979

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
U.S. Large Cap Growth Portfolio
The DFA Short Term Investment Fund	$881	$60,846	$57,675	—	$(1)	$4,051	350	$20	—

Total	$881	$60,846	$57,675	—	$(1)	$4,051	350	$20	—

U.S. Small Cap Growth Portfolio
The DFA Short Term Investment Fund	$48,867	$445,971	$445,470	$(7)	$(22)	$49,339	4,268	$560	—

Total	$48,867	$445,971	$445,470	$(7)	$(22)	$49,339	4,268	$560	—

International Large Cap Growth Portfolio
The DFA Short Term Investment Fund	$35,224	$264,457	$269,262	$(5)	$(17)	$30,397	2,629	$343	—

Total	$35,224	$264,457	$269,262	$(5)	$(17)	$30,397	2,629	$343	—

International Small Cap Growth Portfolio
The DFA Short Term Investment Fund	$11,605	$79,976	$77,465	$(8)	$(7)	$14,101	1,220	$181	—

Total	$11,605	$79,976	$77,465	$(8)	$(7)	$14,101	1,220	$181	—

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F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Large Cap Growth Portfolio
2021	$35,282	—	—	$35,282
2022	33,452	$180,892	—	214,344
U.S. Small Cap Growth Portfolio
2021	5,339	—	—	5,339
2022	9,615	63,597	—	73,212
International Large Cap Growth Portfolio
2021	11,245	—	—	11,245
2022	14,738	—	—	14,738
International Small Cap Growth Portfolio
2021	3,390	—	—	3,390
2022	7,633	14,355	—	21,988

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Cap Growth Portfolio	$(3,021)	$(17,601)	$(20,622)
U.S. Small Cap Growth Portfolio	—	(3,196)	(3,196)
International Large Cap Growth Portfolio	(582)	—	(582)
International Small Cap Growth Portfolio	(273)	—	(273)

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As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
U.S. Large Cap Growth Portfolio	—	$153,940	—	$1,018,097	$1,172,037
U.S. Small Cap Growth Portfolio	—	25,701	—	221,342	247,043
International Large Cap Growth Portfolio	$464	—	$(37,276)	45,088	8,276
International Small Cap Growth Portfolio	771	—	(4,516)	(31,564)	(35,309)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
International Large Cap Growth Portfolio	$37,276	$37,276
International Small Cap Growth Portfolio	4,516	4,516

During the year ended October 31, 2022, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
U.S. Large Cap Growth Portfolio	$1,343,536	$1,065,308	$(47,211)	$1,018,097
U.S. Small Cap Growth Portfolio	657,474	252,617	(31,275)	221,342
International Large Cap Growth Portfolio	504,920	92,345	(47,150)	45,195
International Small Cap Growth Portfolio	282,573	19,988	(51,502)	(31,514)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio’s tax positions and has concluded that no additional provision for income tax is required in any Portfolio’s financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the International Equity Portfolios may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Futures Contracts: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2022 was as follows (amounts in thousands):

Futures*
U.S. Large Cap Growth Portfolio	$19,221
U.S. Small Cap Growth Portfolio	334
International Large Cap Growth Portfolio	353
International Small Cap Growth Portfolio	661

*	Average Notional Value of futures contracts.

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The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2022 (amounts in thousands):

	Liability Derivatives Value
	Total Value
	at	Equity
	October 31, 2022	Contracts *,(1)
U.S. Large Cap Growth Portfolio	$(720)	$(720)

(1)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
U.S. Large Cap Growth Portfolio	$(2,306)	$(2,306)
U.S. Small Cap Growth Portfolio	28	28	*
International Large Cap Growth Portfolio	(113)	(113	)*
International Small Cap Growth Portfolio	187	187	*

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
U.S. Large Cap Growth Portfolio	$(1,201)	$(1,201)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of October 31, 2022, there were no futures contracts outstanding. During the year ended October 31, 2022, the Portfolio had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

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For the year ended October 31, 2022, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2022
U.S. Large Cap Growth Portfolio	0.83%	$5,249	2	—	$6,563	—
U.S. Small Cap Growth Portfolio	1.33%	3,776	31	$3	11,936	—
International Large Cap Growth Portfolio	2.54%	2,971	36	7	11,881	—
International Small Cap Growth Portfolio	1.60%	532	43	1	3,706	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the year ended October 31, 2022.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2022, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the year ended October 31, 2022, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Growth Portfolio	$92,800	$88,341	$21,330
U.S. Small Cap Growth Portfolio	54,638	72,211	(16,232)
International Large Cap Growth Portfolio	51,688	24,398	(4,213)
International Small Cap Growth Portfolio	19,991	20,293	(767)

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J. Securities Lending:

As of October 31, 2022, the following Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. Additionally, the following Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Small Cap Growth Portfolio	$14,451
International Large Cap Growth Portfolio	3,021
International Small Cap Growth Portfolio	8,176

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio with securities on loan’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, a Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2022:

	Remaining Contractual Maturity of the Agreements As of October 31, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Large Cap Growth Portfolio Common Stocks	$4,139	—	—	—	$4,139

40

	Remaining Contractual Maturity of the Agreements As of October 31, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Small Cap Growth Portfolio
Common Stocks	$51,071	—	—	—	$51,071
International Large Cap Growth Portfolio
Common Stocks	31,587	—	—	—	31,587
International Small Cap Growth Portfolio
Common Stocks	15,831	—	—	—	15,831

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminates the asset segregation framework previously used by the Portfolios to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Portfolios began complying with the Valuation Rule on August 1, 2022.

M. Other:

As of October 31, 2022, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

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	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Cap Growth Portfolio	3	78%
U.S. Small Cap Growth Portfolio	4	80%
International Large Cap Growth Portfolio	3	86%
International Small Cap Growth Portfolio	4	89%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (four of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022, and each of the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodians, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

43

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations committee and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were three Nominating Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were four Strategy Committee meetings held during the fiscal year ended October 31, 2022.

The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held for the Trust during the fiscal year ended October 31, 2022.

44

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

45

Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since December 2021	Robert E. McDonough Professor of Business Administration and Finance, McDonough School of Business, Georgetown University (since 2003); Director, Georgetown Center for Financial Markets and Policy (since 2010); and Vice Provost of Faculty (2016-2020), Georgetown University.	147 portfolios in 5 investment companies	Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008- 2021) (22 funds); Director, REAN Cloud (technology) (2015-2018); Director, FBR & Co. (investment banking) (2011- 2017); and Director, Brightwood Capital Advisors, L.P. (private equity) (2013-2020).

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM- Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	147 portfolios in 5 investment companies	None

46

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	147 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	147 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- 2018).

Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since December 2021	Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management; Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).	147 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	147 portfolios in 5 investment companies	Director (since 2000) and formerly, Lead Director (2014-2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (2 investment companies within the fund complex) (13 portfolios) (since 2009).
Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since December 2021	Professor of Finance, Yale School of Management (since 2004).	147 portfolios in 5 investment companies	Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (since 2017); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, KCG Holdings (trading company) (January 2017-July 2017).

47

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018-2019). Formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021).	147 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

48

Interested Directors/Trustees

The following interested Directors are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director Co-Chief Executive Officer	Director since December 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and Dimensional ETF Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Head of Global Financial Advisor Services for Dimensional Fund Advisors LP (since 2007) and Dimensional Investment LLC (since 2017); Formerly, Vice President (2007 – 2017) of all the DFA Entities; Formerly, Head of Global Advisor Services for Dimensional Investment LLC (2011-2017).	147 portfolios in 5 investment companies	None

Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director Co-Chief Executive Officer and Chief Investment Officer	Chairman and Director since December 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of Dimensional Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director, Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of the DFA Entities; Formerly, Vice President (2007 – 2017) of the DFA Entities; Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of Dimensional Fund Advisors Canada ULC. Formerly, Director of Dimensional Fund Advisors Pte. Ltd. (2017-2018) and Dimensional Fund Advisors Ltd. (2018-2021).	147 portfolios in 5 investment companies	None

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.

49

[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: the Fund; DIG; DFAITC; DEM; and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•  all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019	Vice President and Assistant Secretary of • DFAIDG, DIG, DFAITC and DEM (since 2019) • Dimensional ETF Trust (since 2020) Vice President (since January 2018) of • Dimensional Holdings Inc.

50

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
			• Dimensional Fund Advisors LP
			• Dimensional Investment LLC
			• DFA Securities LLC

Stephen A. Clark	Executive Vice	Since	Executive Vice President of
1972	President	2017	• all the DFA Entities (since 2017)
			• Dimensional ETF Trust (since 2020)

			Director and Vice President (since 2016) of

			• Dimensional Japan Ltd.

			Chairman (since 2018) of

			• Dimensional Fund Advisors Canada ULC

			President and Director (since 2016) of

			• Dimensional Fund Advisors Canada ULC

			Vice President (since 2008) and Director (since 2016) of

			• DFA Australia Limited

			Director (since 2016) of

			• Dimensional Advisors Ltd.
			• Dimensional Fund Advisors Pte. Ltd.
			• Dimensional Hong Kong Limited

			Vice President of

			• Dimensional Advisors Ltd. (since 2016)
			• Dimensional Hong Kong Limited (since 2016)
			• Dimensional Fund Advisors Pte. Ltd. (since 2019)

			Formerly, Director (2016-2021) of

			• Dimensional Fund Advisors Ltd.

			Formerly, Vice President (2004 – 2017) of

			• all the DFA Entities

			Formerly, Vice President (2010 – 2016) of

			• Dimensional Fund Advisors Canada ULC

			Formerly, Vice President (2016-2019) of

			• Dimensional Fund Advisors Pte. Ltd.

			Formerly, Interim Chief Executive Officer (2019-2020) of

			• Dimensional Fund Advisors Pte. Ltd.

			Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

			• Dimensional Fund Advisors LP

Lisa M. Dallmer	Chief Operating	Since June	Chief Operating Officer (since June 2021) of
1972	Officer	2021	• the DFA Fund Complex

			Executive Vice President (since January 2020)

			• Dimensional Holdings Inc.
			• Dimensional Fund Advisors LP
			• Dimensional Investment LLC
			• DFA Securities LLC

			Chief Operating Officer (since December 2019)

			• Dimensional Holdings Inc.
			• Dimensional Fund Advisors LP
			• Dimensional Investment LLC
			• DFA Securities LLC

			Vice President (since 2020) of

			• DFA Australia Limited
			• Dimensional Advisors Ltd.
			• Dimensional Fund Advisors Canada ULC
			• Dimensional Fund Advisors Pte. Ltd.
			• Dimensional Ireland Limited
			• Dimensional Japan Ltd.

			Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020-June 2021) of

51

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
• the DFA Fund Complex

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

• Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

• BlackRock Inc.

Bernard J. Grzelak	Vice President	Since June	Vice President (since June 2021) of
1971		2021	• the DFA Fund Complex

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

• DFA Australia Limited
• Dimensional Fund Advisors Canada ULC
• DFA Securities LLC
• Dimensional Advisors Ltd.
• Dimensional Fund Advisors LP
• Dimensional Fund Advisors Ltd.
• Dimensional Fund Advisors Pte. Ltd.
• Dimensional Holdings Inc.
• Dimensional Hong Kong Limited
• Dimensional Investment LLC

Vice President (since March 2021) of

• Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of

• Lord Abbett & Co. LLC

Formerly, Chief Financial Officer (2017 – 2020), and Treasurer (2003 – 2017) of

• Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021	Vice President and Assistant Treasurer (since June 2021) of • the DFA Fund Complex Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

• Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon	Vice President	Since	Vice President (since 2004) of
1973		2004	• all the DFA Entities

Vice President (since 2020) of

• Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

• Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017-2019) of

• all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President of

•  all the DFA Entities (since 2015)

•  Dimensional Fund Advisors Ltd. (since 2015)

•  Dimensional ETF Trust (since 2020)

•  DFA Australia Limited (since 2020)

•  Dimensional Fund Advisors Canada ULC (since 2020)

• Dimensional Ireland Limited (since 2020)

52

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Assistant Treasurer of

• DFAIDG, DIG, DFAITC and DEM (since 2017)
• Dimensional ETF Trust (since 2020)

Kenneth M. Manell	Vice President	Since	Vice President of
1972		2010	• all the DFA Entities (since 2010)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021	Vice President, Chief Financial Officer, and Treasurer (since June 2021) of • the DFA Fund Complex Formerly, Director (May 2019 – January 2021) at

• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

• OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001	President of • DFAIDG, DIG, DFAITC and DEM (since 2017) • Dimensional ETF Trust (since 2020) General Counsel of • all the DFA Entities (since 2001)
• Dimensional Fund Advisors LP (since 2006)
• Dimensional Holdings Inc (since 2006)
• Dimensional Investment LLC (since 2009)
• DFA Canada LLC (since 2009)
• Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of

• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• DFA Securities LLC
• Dimensional Investment LLC

Secretary of

• Dimensional Fund Advisors LP (since 2006)
• Dimensional Holdings Inc. (since 2006)
• DFA Securities LLC (since 2006)
• Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

• DFA Australia Limited
• Dimensional Fund Advisors Ltd.

Vice President and Secretary of

• Dimensional Fund Advisors Canada ULC (since 2003)
• DFA Canada LLC (since 2009)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Japan Ltd. (since 2012)
• Dimensional Advisors Ltd (since 2014)
• Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

• Dimensional Hong Kong Limited

Director of

• Dimensional Australia Limited (since 2007)
• Dimensional Funds plc (since 2002)
• Dimensional Funds II plc (since 2006)
• Director of Dimensional Japan Ltd. (since 2012)
• Dimensional Advisors Ltd. (since 2012)
• Dimensional Fund Advisors Pte. Ltd. (since 2012)
• Dimensional Hong Kong Limited (since 2012)

53

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
• Dimensional Ireland Limited (since 2018)

Formerly, Vice President and Secretary (2010 – 2014) of

• Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

• DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of

• Dimensional Fund Advisors LP (1997 – 2017)
• Dimensional Holdings Inc. (2006 – 2017)
• DFA Securities LLC (1997 – 2017)
• Dimensional Investment LLC (2009 – 2017)

Formerly, Director (2002 – 2021) of

• Dimensional Fund Advisors Ltd.

Selwyn J. Notelovitz 1961	Vice President	Since September 2021	Vice President (since September 2021) of • the DFA Fund Complex Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of • DFA Securities LLC
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

• DFA Australia Limited
• Dimensional Fund Advisors Ltd.
• Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013-2020) of:

• DFA Fund Complex
• DFA Securities LLC
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC

Formerly, Vice President (2013-2020) of:

• DFA Fund Complex

Formerly, Director (2019-2021) of:

• Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President and Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)

•  Dimensional ETF Trust (since 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•  Dimensional Fund Advisors LP

• Dimensional Holdings Inc.
• Dimensional Investment LLC

Vice President of

• DFA Securities LLC (since 2010)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Fund Advisors Canada ULC (since 2016)

Assistant Secretary (since 2016) of

• DFA Securities LLC

Randy C. Olson	Chief Compliance	Since	Chief Compliance Officer (since 2020)
1980	Officer	2020	• the DFA Fund Complex
• Vice President (since 2016) of
• DFA Securities LLC
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.

54

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
			• Dimensional Investment LLC

			Formerly, Vice President – Senior Compliance Officer

			• Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

			Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan

			• Dimensional Investment Advisors LP (April 2017 – January 2020)

James J. Taylor	Vice President and	Since	Vice President and Assistant Treasurer (since 2020) of
1983	Assistant Treasurer	2020	• the DFA Fund Complex Vice President
			• Dimensional Holdings Inc. (since 2016)
			• Dimensional Fund Advisors LP (since 2016)
			• Dimensional Investment LLC (since 2016)
			• DFA Securities LLC (since 2016)
			• Dimensional Fund Advisors Canada ULC (since 2020)

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

55

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at https://www.dimensional.com/us-en/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

56

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2022. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A-3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2022 (e.g., IRS Form 1099-DIV) will be provided in early 2023. Shareholders should refer to these statements in preparing their calendar year 2022 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2022.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
U.S. Large Cap Growth Portfolio	16%	—	84%	—	—	100%	100%	100%	—	—	—	1%	—
U.S. Small Cap Growth Portfolio	8%	5%	87%	—	—	100%	100%	100%	—	—	—	—	100%
International Large Cap Growth Portfolio	100%	—	—	—	—	100%	—	100%	—	7%	100%	—	—
International Small Cap Growth Portfolio	25%	10%	65%	—	—	100%	—	100%	—	10%	100%	—	100%

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

57

DFA103122-041A 00281089

Annual Report

Year Ended: October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional Retirement Income Fund

December 2022

Dear Shareholder,

For more than four decades, Dimensional has been innovating on behalf of investors, using financial science to pursue higher expected returns across a range of market conditions.

We start with what clients are seeking and determine how best to deliver strategies to meet those needs through a systematic approach designed to add value over indexing. Every day, we manage our strategies through a flexible process that allows us to consistently focus on reducing costs and controlling risks. We believe in sensible ideas that we can implement well. And we’re committed to continuing to enhance the investment solutions and services we provide to empower financial professionals.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

ANNUAL REPORT

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Footnotes
†	See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the Portfolio and its pro-rata share of its Underlying Funds.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Dimensional Retirement Income Fund vs.

S&P Global BMI Index (net dividends),

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms

November 2, 2015-October 31, 2022

2

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2022

U.S. equities had negative returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, lost approximately -16.52%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2022

Russell 3000® Index	-16.52%
Russell 1000® Index (large-cap stocks)	-16.38%
Russell Midcap® Index (mid-cap stocks)	-17.17%
Russell 2000® Index (small-cap stocks)	-18.54%
Russell Microcap® Index (micro-cap stocks)	-22.29%
Dow Jones U.S. Select REIT Index SM	-19.97%

Total Return for 12 Months Ended October 31, 2022

Russell 1000® Value Index (large-cap value stocks)	-7.00%
Russell 1000® Growth Index (large-cap growth stocks)	-24.60%
Russell 2000® Value Index (small-cap value stocks)	-10.73%
Russell 2000® Growth Index (small-cap growth stocks)	-26.02%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

International Equity Market Review	12 Months Ended October 31, 2022

Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI World ex USA Index	-22.04%
MSCI World ex USA Mid Cap Index	-27.57%
MSCI World ex USA Small Cap Index	-29.13%
MSCI World ex USA Value Index	-15.27%
MSCI World ex USA Growth Index	-28.78%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against all non-U.S. developed markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

3

Total Return for 12 Months Ended October 31, 2022

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-1.81%	-24.67%
United Kingdom	4.27%	-12.42%
Canada	-5.29%	-13.94%
France	-6.77%	-20.38%
Switzerland	-11.30%	-19.01%
Australia	-0.54%	-15.30%
Germany	-21.22%	-32.72%
Netherlands	-28.51%	-38.71%
Sweden	-16.17%	-34.85%
Denmark	-7.88%	-21.38%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

Emerging markets had negative performance for the period and underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI Emerging Markets Index	-31.03%
MSCI Emerging Markets Mid Cap Index	-24.80%
MSCI Emerging Markets Small Cap Index	-23.42%
MSCI Emerging Markets Value Index	-25.21%
MSCI Emerging Markets Growth Index	-36.11%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against most emerging markets currencies and depreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Emerging Markets by Market Cap Dollars	Local Return	Return in U.S.
China	-46.31%	-47.90%
India	2.93%	-6.89%
Taiwan	-24.11%	-34.50%

4

Korea	-19.88%	-34.28%
Brazil	15.95%	24.57%
Saudi Arabia	2.18%	2.00%
South Africa	0.77%	-16.66%
Mexico	1.99%	5.56%
Indonesia	16.58%	5.89%
Thailand	4.97%	-8.48%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2022, these differences generally detracted from non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

Fixed Income Market Review	12 Months Ended October 31, 2022

Bond yields generally increased in the U.S. during the 12 months ended October 31, 2022. Longer-term government bonds generally underperformed shorter-term government bonds for the period. Bond yields also increased across global developed markets, resulting in the general underperformance of longer-term government bonds across global developed markets as well.

Long-term bond indices generally underperformed short-term bond indices in global developed fixed income markets for the 12 months ended October 31, 2022. For example, the FTSE World Government Bond Index 1-3 Years (hedged to USD) returned -3.35%, while the FTSE World Government Bond Index 20+ Years (hedged to USD) returned -29.51%. Within the U.S., the Bloomberg U.S. Treasury Bond Index 1-3 Years returned -4.85%, while the Bloomberg U.S. Treasury Bond Index 20+ Years returned -33.73%.

	October 31, 2021	October 31, 2022	Change
One-Month Treasury Bill (yield)	0.06%	3.73%	3.67%
Ten-Year U.S. Treasury Notes (yield)	1.55%	4.10%	2.55%

Source: Bloomberg

Many of Dimensional’s fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields.

5

During the period under review, within the taxable bond market, the ultra-short-term Portfolios employing a variable maturity approach generally focused on the longer end of their eligible maturity range, reflecting a generally upwardly sloped ultra-short-term segment of eligible yield curves. The short-term Portfolios employing a variable maturity approach typically shortened duration by focusing on the one- to three-year maturity range as higher expected returns generally resided within this segment, reflecting the flat to inverted nature of eligible yield curves beyond three-years. The intermediate-term Portfolios employing a variable maturity approach focused on a combination of short- and long-term securities as certain eligible yield curves were generally upwardly sloped in their long-term segments. Realized term premiums were generally negative during the period.

Some of Dimensional’s fixed income strategies use a variable credit approach that varies exposure to lower credit quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing higher expected credit premiums.

Credit spreads widened over the period, indicating larger expected credit premiums. As a result, the variable credit Portfolios generally increased their allocations to single-A, BBB, and where allowable and appropriate, BB rated bonds during the period. Realized credit premiums were generally negative, as corporate bonds underperformed their government bond counterparts. Corporate bonds also generally underperformed securitized bonds during the period.

For the tax-exempt market, Portfolios employing a variable maturity approach generally focused on the shorter-end of their eligible duration ranges, reflecting the relatively flat slope of eligible municipal curves during the period. Realized term premiums were generally negative for municipal securities during the period.

Dimensional Retirement Income Fund

The Dimensional Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S. Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA One-Year Fixed Income Portfolio and the DFA Inflation-Protected Securities Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2022, the total return was -9.59% for the Fund, -20.68% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and -3.35% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

6

For the 12 months ended October 31, 2022, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks generally outperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ greater allocation to U.S. stocks and lesser allocation to developed ex U.S. and emerging markets stocks also contributed positively to relative performance, as U.S. stocks outperformed.

The Fund’s holdings of the Fixed Income Underlying Funds collectively underperformed the fixed income benchmark for the period. The Fixed Income Underlying funds had an average duration of approximately 4.80 years over the 12 months ended October 31, 2022, compared to an average duration of approximately 1.87 years for the fixed income benchmark. The Fixed Income Underlying Funds’ longer duration detracted from performance relative to the short-term fixed income benchmark, as realized term premiums were negative across nominal and real securities during the period.

7

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2022

EXPENSE TABLE

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$945.50	0.19%	$0.93
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.19%	$0.97

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

8

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 28, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

FUND OF FUNDS

Affiliated Investment Companies
Dimensional Retirement Income Fund	100.0%

9

DIMENSIONAL RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	3,905,792	$42,182,552
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	2,803,138	28,059,415
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	205,292	6,302,454
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	228,604	6,298,041
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	118,333	2,492,089
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	81,312	1,474,179
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	100,929	1,233,358

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $93,583,176)		$88,042,088

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 3.010% (Cost $25,509)	25,509	25,509

TOTAL INVESTMENTS — (100.0%) (Cost $93,608,685)		$88,067,597

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$88,042,088	—	—	$88,042,088
Temporary Cash Investments	25,509	—	—	25,509

TOTAL	$88,067,597	—	—	$88,067,597

See accompanying Notes to Financial Statements.

10

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

Dimensional Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$88,042
Temporary Cash Investments at Value & Cost	26
Receivables:
Fund Shares Sold	2
Prepaid Expenses and Other Assets	16

Total Assets	88,086

LIABILITIES:
Payables:
Fund Shares Redeemed	186
Due to Advisor	11
Accrued Expenses and Other Liabilities	6

Total Liabilities	203

NET ASSETS	$87,883

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	8,313,443

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.57

Investments in Affiliated Investment Companies at Cost	$93,583

NET ASSETS CONSIST OF:
Paid-In Capital	$94,332
Total Distributable Earnings (Loss)	(6,449)

NET ASSETS	$87,883

(1) NUMBER OF SHARES AUTHORIZED	800,000,000

+	See Note C to the Financial Statements for additional information about the Due from Advisor receivable.

See accompanying Notes to Financial Statements.

11

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

Dimensional Retirement Income Fund
Investment Income
Income Distributions Received from Affiliated Investment Companies	$3,713

Total Investment Income	3,713

Expenses
Accounting & Transfer Agent Fees	17
Custodian Fees	1
Filing Fees	21
Shareholders’ Reports	11
Directors’/Trustees’ Fees & Expenses	1
Previously Waived Fees Recovered by Advisor (Note C)	14
Other	1

Total Expenses	66

Fees Waived, Expenses Reimbursed by Advisor (Note C)	17

Net Expenses	49

Net Investment Income (Loss)	3,664

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	424
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(884)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(11,727)

Net Realized and Unrealized Gain (Loss)	(12,187)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,523)

See accompanying Notes to Financial Statements.

12

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Retirement Income Fund
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,664	$1,465
Capital Gain Distributions Received from Affiliated Investment Companies	424	110
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(884)	74
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(11,727)	3,369

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,523)	5,018

Distributions:
Institutional Class Shares	(3,760)	(1,547)
Capital Share Transactions (1):
Shares Issued	46,329	44,867
Shares Issued in Lieu of Cash Distributions	3,760	1,525
Shares Redeemed	(22,309)	(12,289)

Net Increase (Decrease) from Capital Share Transactions	27,780	34,103

Total Increase (Decrease) in Net Assets	15,497	37,574
Net Assets
Beginning of Year	72,386	34,812

End of Year	$87,883	$72,386

(1) Shares Issued and Redeemed:
Shares Issued	4,026	3,744
Shares Issued in Lieu of Cash Distributions	342	127
Shares Redeemed	(1,966)	(1,024)

Net Increase (Decrease) from Shares Issued and Redeemed	2,402	2,847

See accompanying Notes to Financial Statements.

13

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional Retirement Income Fund
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$12.24	$11.36	$10.83	$10.27	$10.59

Income from Investment Operations (A)
Net Investment Income (Loss)	0.51	0.31	0.13	0.22	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.67)	0.89	0.53	0.57	(0.27)

Total from Investment Operations	(1.16)	1.20	0.66	0.79	(0.02)

Less Distributions:
Net Investment Income	(0.48)	(0.28)	(0.12)	(0.22)	(0.28)
Net Realized Gains	(0.03)	(0.04)	(0.01)	(0.01)	(0.02)

Total Distributions	(0.51)	(0.32)	(0.13)	(0.23)	(0.30)

Net Asset Value, End of Year	$10.57	$12.24	$11.36	$10.83	$10.27

Total Return	(9.59%)	10.60%	6.19%	7.72%	(0.23%)

Net Assets, End of Year (thousands)	$87,883	$72,386	$34,812	$19,602	$16,007
Ratio of Expenses to Average Net Assets *(B)	0.19%	0.20%	0.22%	0.22%	0.21%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.19%	0.25%	0.46%	0.57%	0.42%
Ratio of Net Investment Income to Average Net Assets	4.43%	2.59%	1.14%	2.07%	2.38%
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.13%	0.14%	0.16%	0.16%	0.15%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the "Fund" or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, one of which, the Dimensional Retirement Income Fund (the "Portfolio"), is included in this report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio achieves its investment objective by investing substantially all of its assets in other series of the Fund and Dimensional Investment Group Inc. (“DIG”) (collectively, the “Underlying Funds”). The Portfolio may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Fund shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of October 31, 2022, the Portfolio was the owner of record of less than 1% of the total outstanding shares of each Underlying Fund listed on the Schedule of Investments.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•

Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund and money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A valuation hierarchy is included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets

15

Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from investments in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

For the year ended October 31, 2022, the Portfolio did not pay a management fee to the Advisor for the services provided by the Advisor to the Portfolio. As a shareholder of the Underlying Funds, the Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

Effective February 28, 2019, pursuant to an Expense Assumption Agreement (the “Expense Assumption Agreement”) for the Portfolio, the Advisor has contractually agreed to assume the ordinary operating expenses of the Institutional Class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to 0.06% of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2023, and may only be terminated by the Fund’s Board of Directors prior to that date. The Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The net amount of expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2022, are reflected below (amounts in thousands). Prior to February 28, 2019, pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor had contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the Expense Limitation Amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of the Institutional Class of the Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense

16

Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolio, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Dimensional Retirement Income Fund	0.06%	$14	$17	$63

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2022, the total related amount paid by the Fund to the CCO was $166 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of October 31, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

Dimensional Retirement Income Fund	—

E. Purchases and Sales of Securities:

For the year ended October 31, 2022, the Portfolio’s transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
Dimensional Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$34,478	$19,978	$3,804	$(453)	$(8,015)	$42,184	3,906	$3,170	$18
DFA One-Year Fixed Income Portfolio	23,148	11,777	6,090	(126)	(650)	28,059	2,803	210	—
U.S. Core Equity 1 Portfolio	4,971	3,701	1,565	(83)	(722)	6,302	205	78	133
U.S. Large Company Portfolio	5,027	4,027	1,623	(106)	(1,027)	6,298	229	77	273
Large Cap International Portfolio	2,177	1,434	499	(47)	(573)	2,492	118	78	—
Emerging Markets Core Equity Portfolio	1,348	939	332	(45)	(436)	1,474	81	56	—
International Core Equity Portfolio	1,088	697	224	(24)	(304)	1,233	101	44	—

Total	$72,237	$42,553	$14,137	$(884)	$(11,727)	$88,042	7,443	$3,713	$424

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F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022 can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Dimensional Retirement Income Fund
2021	$1,429	$118	—	$1,547
2022	3,580	180	—	3,760

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional Retirement Income Fund	$(109)	$(85)	$(194)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional Retirement Income Fund	—	$252	—	$(6,701)	$(6,449)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2022, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

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As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Retirement Income Fund	$94,768	$1,555	$(8,256)	$(6,701)

The difference between GAAP-basis and tax-basis unrealized appreciation (depreciation) can occur as a result of wash sales and other book to tax differences.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the year ended October 31, 2022, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2022
Dimensional Retirement
Income Fund	2.34%	$387	33	$1	$878	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made

19

through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the year ended October 31, 2022.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminates the asset segregation framework previously used by the Portfolio to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Portfolio began complying with the Valuation Rule on August 1, 2022.

J. Other:

As of October 31, 2022, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Dimensional Retirement Income Fund	3	89%

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The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

21

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of Dimensional Retirement Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Dimensional Retirement Income Fund (one of the portfolios constituting DFA Investment Dimensions Group Inc., referred to hereafter as the “Portfolio”) as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian and transfer agent of the investee funds. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust ("ETF Trust"), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations committee and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were three Nominating Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were four Strategy Committee meetings held during the fiscal year ended October 31, 2022.

The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held for the Trust during the fiscal year ended October 31, 2022.

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Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since December 2021	Robert E. McDonough Professor of Business Administration and Finance, McDonough School of Business, Georgetown University (since 2003); Director, Georgetown Center for Financial Markets and Policy (since 2010); and Vice Provost of Faculty (2016-2020), Georgetown University.	147 portfolios in 5 investment companies	Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008- 2021) (22 funds); Director, REAN Cloud (technology) (2015-2018); Director, FBR & Co. (investment banking) (2011- 2017); and Director, Brightwood Capital Advisors, L.P. (private equity) (2013- 2020).

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM- Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	147 portfolios in 5 investment companies	None

25

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	147 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	147 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- 2018).

Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since December 2021	Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management; Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).	147 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	147 portfolios in 5 investment companies	Director (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (2 investment companies within the fund complex) (13 portfolios) (since 2009).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since December 2021	Professor of Finance, Yale School of Management (since 2004).	147 portfolios in 5 investment companies	Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (since 2017); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, KCG Holdings (trading company) (January 2017-July 2017).

26

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018-2019). Formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021).	147 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

27

Interested Directors/Trustees

The following interested Directors are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director Co-Chief Executive Officer	Director since December 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and Dimensional ETF Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Head of Global Financial Advisor Services for Dimensional Fund Advisors LP (since 2007) and Dimensional Investment LLC (since 2017); Formerly, Vice President (2007 – 2017) of all the DFA Entities; Formerly, Head of Global Advisor Services for Dimensional Investment LLC (2011-2017).	147 portfolios in 5 investment companies	None

Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director Co-Chief Executive Officer and Chief Investment Officer	Chairman and Director since December 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of Dimensional Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director, Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of the DFA Entities; Formerly, Vice President (2007 – 2017) of the DFA Entities; Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of Dimensional Fund Advisors Canada ULC. Formerly, Director of Dimensional Fund Advisors Pte. Ltd. (2017-2018) and Dimensional Fund Advisors Ltd. (2018-2021).	147 portfolios in 5 investment companies	None

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.

28

[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: the Fund; DIG; DFAITC; DEM; and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•  all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019	Vice President and Assistant Secretary of • DFAIDG, DIG, DFAITC and DEM (since 2019) • Dimensional ETF Trust (since 2020) Vice President (since January 2018) of • Dimensional Holdings Inc.

29

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
			• Dimensional Fund Advisors LP

			• Dimensional Investment LLC

			• DFA Securities LLC

Stephen A. Clark	Executive Vice	Since	Executive Vice President of
1972	President	2017	• all the DFA Entities (since 2017)

			• Dimensional ETF Trust (since 2020)

			Director and Vice President (since 2016) of

			• Dimensional Japan Ltd.

			Chairman (since 2018) of

			• Dimensional Fund Advisors Canada ULC

			President and Director (since 2016) of

			• Dimensional Fund Advisors Canada ULC

			Vice President (since 2008) and Director (since 2016) of

			• DFA Australia Limited

			Director (since 2016) of

			• Dimensional Advisors Ltd.

			• Dimensional Fund Advisors Pte. Ltd.

			• Dimensional Hong Kong Limited

			Vice President of

			• Dimensional Advisors Ltd. (since 2016)

			• Dimensional Hong Kong Limited (since 2016)

			• Dimensional Fund Advisors Pte. Ltd. (since 2019)

			Formerly, Director (2016-2021) of

			• Dimensional Fund Advisors Ltd.

			Formerly, Vice President (2004 – 2017) of

			• all the DFA Entities

			Formerly, Vice President (2010 – 2016) of

			• Dimensional Fund Advisors Canada ULC

			Formerly, Vice President (2016-2019) of

			• Dimensional Fund Advisors Pte. Ltd.

			Formerly, Interim Chief Executive Officer (2019-2020) of

			• Dimensional Fund Advisors Pte. Ltd.

			Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

			• Dimensional Fund Advisors LP

Lisa M. Dallmer	Chief Operating	Since June	Chief Operating Officer (since June 2021) of
1972	Officer	2021	• the DFA Fund Complex

			Executive Vice President (since January 2020)

			• Dimensional Holdings Inc.

			• Dimensional Fund Advisors LP

			• Dimensional Investment LLC

			• DFA Securities LLC

			Chief Operating Officer (since December 2019)

			• Dimensional Holdings Inc.

			• Dimensional Fund Advisors LP

			• Dimensional Investment LLC

			• DFA Securities LLC

			Vice President (since 2020) of

			• DFA Australia Limited

			• Dimensional Advisors Ltd.

			• Dimensional Fund Advisors Canada ULC

			• Dimensional Fund Advisors Pte. Ltd.

			• Dimensional Ireland Limited

			• Dimensional Japan Ltd.

30

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

			Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020- June 2021) of

			• the DFA Fund Complex

			Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

			• Delphix Inc.

			Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

			• BlackRock Inc.

Bernard J. Grzelak	Vice President	Since June	Vice President (since June 2021) of
1971		2021	• the DFA Fund Complex

			Vice President, Chief Financial Officer and Treasurer (since September 2020) of

			• DFA Australia Limited

			• Dimensional Fund Advisors Canada ULC

			• DFA Securities LLC

			• Dimensional Advisors Ltd.

			• Dimensional Fund Advisors LP

			• Dimensional Fund Advisors Ltd.

			• Dimensional Fund Advisors Pte. Ltd.

			• Dimensional Holdings Inc.

			• Dimensional Hong Kong Limited

			• Dimensional Investment LLC

			Vice President (since March 2021) of

			• Dimensional Ireland Limited

			Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of

			• Lord Abbett & Co. LLC

			Formerly, Chief Financial Officer (2017 – 2020), and Treasurer (2003 – 2017) of

			• Lord Abbett Family of Funds

Eric Hall	Vice President and	Since June	Vice President and Assistant Treasurer (since June 2021) of
1978	Assistant Treasurer	2021	• the DFA Fund Complex
			Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

			• Clearwater Analytics

			Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

			• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon	Vice President	Since	Vice President (since 2004) of
1973		2004	• all the DFA Entities

			Vice President (since 2020) of

			• Dimensional ETF Trust

			Vice President and Assistant Secretary (since 2010) of

			• Dimensional Cayman Commodity Fund I Ltd.

			Formerly, Assistant Secretary (2017-2019) of

			• all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President of

•  all the DFA Entities (since 2015)

•  Dimensional Fund Advisors Ltd. (since 2015)

•  Dimensional ETF Trust (since 2020)

•  DFA Australia Limited (since 2020)

•  Dimensional Fund Advisors Canada ULC (since 2020)

•  Dimensional Ireland Limited (since 2020)

31

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Assistant Treasurer of

• DFAIDG, DIG, DFAITC and DEM (since 2017)

• Dimensional ETF Trust (since 2020)

Kenneth M. Manell	Vice President	Since	Vice President of
1972		2010	• all the DFA Entities (since 2010)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional ETF Trust (since 2020)

Jan Miller	Vice President, Chief Financial Officer, and Treasurer	Since June 2021	Vice President, Chief Financial Officer, and Treasurer (since June 2021) of
1963			• the DFA Fund Complex
Formerly, Director (May 2019 – January 2021) at
• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)
Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at
• OppenheimerFunds, Inc.

Catherine L. Newell	President and	President since 2017 and General Counsel since 2001	President of
1964	General Counsel		• DFAIDG, DIG, DFAITC and DEM (since 2017)
• Dimensional ETF Trust (since 2020)
General Counsel of
• all the DFA Entities (since 2001)

• Dimensional Fund Advisors LP (since 2006)

• Dimensional Holdings Inc (since 2006)

• Dimensional Investment LLC (since 2009)

• DFA Canada LLC (since 2009)

• Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• DFA Securities LLC

• Dimensional Investment LLC

Secretary of

• Dimensional Fund Advisors LP (since 2006)

• Dimensional Holdings Inc. (since 2006)

• DFA Securities LLC (since 2006)

• Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

• DFA Australia Limited

• Dimensional Fund Advisors Ltd.

Vice President and Secretary of

• Dimensional Fund Advisors Canada ULC (since 2003)

• DFA Canada LLC (since 2009)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Japan Ltd. (since 2012)

• Dimensional Advisors Ltd (since 2014)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

• Dimensional Hong Kong Limited

Director of

• Dimensional Australia Limited (since 2007)

• Dimensional Funds plc (since 2002)

• Dimensional Funds II plc (since 2006)

• Director of Dimensional Japan Ltd. (since 2012)

• Dimensional Advisors Ltd. (since 2012)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Hong Kong Limited (since 2012)

• Dimensional Ireland Limited (since 2018)

32

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Formerly, Vice President and Secretary (2010 – 2014) of

• Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

• DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of

• Dimensional Fund Advisors LP (1997 – 2017)

• Dimensional Holdings Inc. (2006 – 2017)

• DFA Securities LLC (1997 – 2017)

• Dimensional Investment LLC (2009 – 2017)

Formerly, Director (2002 – 2021) of

• Dimensional Fund Advisors Ltd.

Selwyn J. Notelovitz 1961	Vice President	Since September 2021	Vice President (since September 2021) of
• the DFA Fund Complex
Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of

• DFA Securities LLC

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

• DFA Australia Limited

• Dimensional Fund Advisors Ltd.

• Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013-2020) of:

• DFA Fund Complex

• DFA Securities LLC

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Formerly, Vice President (2013-2020) of:

• DFA Fund Complex

Formerly, Director (2019-2021) of:

• Dimensional Ireland Limited

Carolyn L. O	Vice President and	Vice	Vice President and Secretary of
1974	Secretary	President since 2010 and	• DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)
		Secretary	• Dimensional ETF Trust (since 2020)
		since 2017	Vice President (since 2010) and Assistant Secretary (since 2016) of

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Vice President of

• DFA Securities LLC (since 2010)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Fund Advisors Canada ULC (since 2016)

Assistant Secretary (since 2016) of

• DFA Securities LLC

Randy C. Olson	Chief Compliance	Since	Chief Compliance Officer (since 2020)
1980	Officer	2020	• the DFA Fund Complex

• Vice President (since 2016) of

• DFA Securities LLC

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• Dimensional Investment LLC

33

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

			Formerly, Vice President – Senior Compliance Officer

			• Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

			Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan

			• Dimensional Investment Advisors LP (April 2017 – January 2020)

James J. Taylor	Vice President and Assistant Treasurer	Since	Vice President and Assistant Treasurer (since 2020) of
1983		2020	• the DFA Fund Complex
			Vice President

			• Dimensional Holdings Inc. (since 2016)

			• Dimensional Fund Advisors LP (since 2016)

			• Dimensional Investment LLC (since 2016)

			• DFA Securities LLC (since 2016)

			• Dimensional Fund Advisors Canada ULC (since 2020)

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

34

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at https://www.dimensional.com/us-en/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

35

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2022. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2022 (e.g., IRS Form 1099-DIV) will be provided in early 2023. Shareholders should refer to these statements in preparing their calendar year 2022 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2022.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Dimensional Retirement Income Fund	95%	—	5%	—	—	100%	5%	9%	—	—	3%	92%	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

36

DFA103122-055A
00281090

Annual Report

Year Ended: October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional 2025 Target Date Retirement Income Fund

Dimensional 2030 Target Date Retirement Income Fund

Dimensional 2035 Target Date Retirement Income Fund

Dimensional 2040 Target Date Retirement Income Fund

Dimensional 2045 Target Date Retirement Income Fund

Dimensional 2050 Target Date Retirement Income Fund

Dimensional 2055 Target Date Retirement Income Fund

Dimensional 2060 Target Date Retirement Income Fund

Dimensional 2065 Target Date Retirement Income Fund

December 2022

Dear Shareholder,

For more than four decades, Dimensional has been innovating on behalf of investors, using financial science to pursue higher expected returns across a range of market conditions.

We start with what clients are seeking and determine how best to deliver strategies to meet those needs through a systematic approach designed to add value over indexing. Every day, we manage our strategies through a flexible process that allows us to consistently focus on reducing costs and controlling risks. We believe in sensible ideas that we can implement well. And we’re committed to continuing to enhance the investment solutions and services we provide to empower financial professionals.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

ANNUAL REPORT

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes
†	See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(C)	Non-Annualized
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Dimensional 2025 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2022

Dimensional 2030 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2022

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Dimensional 2035 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2022

Dimensional 2040 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2022

3

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Dimensional 2045 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2022

Dimensional 2050 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2022

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DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Dimensional 2055 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2022

Dimensional 2060 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2022

5

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Dimensional 2065 Target Date Retirement Income Fund vs.

S&P STRIDE Glide Path 2065 Index

January 2, 2020-October 31, 2022

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MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2022

U.S. equities had negative returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, lost approximately -16.52%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2022

Russell 3000® Index	-16.52%
Russell 1000® Index (large-cap stocks)	-16.38%
Russell Midcap® Index (mid-cap stocks)	-17.17%
Russell 2000® Index (small-cap stocks)	-18.54%
Russell Microcap® Index (micro-cap stocks)	-22.29%
Dow Jones U.S. Select REIT Index SM	-19.97%

Total Return for 12 Months Ended October 31, 2022

Russell 1000® Value Index (large-cap value stocks)	-7.00%
Russell 1000® Growth Index (large-cap growth stocks)	-24.60%
Russell 2000® Value Index (small-cap value stocks)	-10.73%
Russell 2000® Growth Index (small-cap growth stocks)	-26.02%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

International Equity Market Review	12 Months Ended October 31, 2022

Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI World ex USA Index	-22.04%
MSCI World ex USA Mid Cap Index	-27.57%
MSCI World ex USA Small Cap Index	-29.13%
MSCI World ex USA Value Index	-15.27%
MSCI World ex USA Growth Index	-28.78%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against all non-U.S. developed markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

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Total Return for 12 Months Ended October 31, 2022

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-1.81%	-24.67%
United Kingdom	4.27%	-12.42%
Canada	-5.29%	-13.94%
France	-6.77%	-20.38%
Switzerland	-11.30%	-19.01%
Australia	-0.54%	-15.30%
Germany	-21.22%	-32.72%
Netherlands	-28.51%	-38.71%
Sweden	-16.17%	-34.85%
Denmark	-7.88%	-21.38%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

Emerging markets had negative performance for the period and underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI Emerging Markets Index	-31.03%
MSCI Emerging Markets Mid Cap Index	-24.80%
MSCI Emerging Markets Small Cap Index	-23.42%
MSCI Emerging Markets Value Index	-25.21%
MSCI Emerging Markets Growth Index	-36.11%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against most emerging markets currencies and depreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Emerging Markets by Market Cap Dollars	Local Return	Return in U.S.
China	-46.31%	-47.90%
India	2.93%	-6.89%
Taiwan	-24.11%	-34.50%

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Korea	-19.88%	-34.28%
Brazil	15.95%	24.57%
Saudi Arabia	2.18%	2.00%
South Africa	0.77%	-16.66%
Mexico	1.99%	5.56%
Indonesia	16.58%	5.89%
Thailand	4.97%	-8.48%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2022, these differences generally detracted from non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

Fixed Income Market Review	12 Months Ended October 31, 2022

Bond yields generally increased in the U.S. during the 12 months ended October 31, 2022. Longer-term government bonds generally underperformed shorter-term government bonds for the period. Bond yields also increased across global developed markets, resulting in the general underperformance of longer-term government bonds across global developed markets as well.

Long-term bond indices generally underperformed short-term bond indices in global developed fixed income markets for the 12 months ended October 31, 2022. For example, the FTSE World Government Bond Index 1-3 Years (hedged to USD) returned -3.35%, while the FTSE World Government Bond Index 20+ Years (hedged to USD) returned -29.51%. Within the U.S., the Bloomberg U.S. Treasury Bond Index 1-3 Years returned -4.85%, while the Bloomberg U.S. Treasury Bond Index 20+ Years returned -33.73%.

	October 31, 2021	October 31, 2022	Change
One-Month Treasury Bill (yield)	0.06%	3.73%	3.67%
Ten-Year U.S. Treasury Notes (yield)	1.55%	4.10%	2.55%

Source: Bloomberg

Many of Dimensional’s fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields.

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During the period under review, within the taxable bond market, the ultra-short-term Portfolios employing a variable maturity approach generally focused on the longer end of their eligible maturity range, reflecting a generally upwardly sloped ultra-short-term segment of eligible yield curves. The short-term Portfolios employing a variable maturity approach typically shortened duration by focusing on the one- to three-year maturity range as higher expected returns generally resided within this segment, reflecting the flat to inverted nature of eligible yield curves beyond three-years. The intermediate-term Portfolios employing a variable maturity approach focused on a combination of short- and long-term securities as certain eligible yield curves were generally upwardly sloped in their long-term segments. Realized term premiums were generally negative during the period.

Some of Dimensional’s fixed income strategies use a variable credit approach that varies exposure to lower credit quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing higher expected credit premiums.

Credit spreads widened over the period, indicating larger expected credit premiums. As a result, the variable credit Portfolios generally increased their allocations to single-A, BBB, and where allowable and appropriate, BB rated bonds during the period. Realized credit premiums were generally negative, as corporate bonds underperformed their government bond counterparts. Corporate bonds also generally underperformed securitized bonds during the period.

For the tax-exempt market, Portfolios employing a variable maturity approach generally focused on the shorter-end of their eligible duration ranges, reflecting the relatively flat slope of eligible municipal curves during the period. Realized term premiums were generally negative for municipal securities during the period.

Target Date Retirement Income Fund 2025-2065 Review	12 Months Ended October 31, 2022

The Dimensional Target Date Retirement Income Portfolios listed below are designed for investors planning to retire in or within a few years of the target date associated with each Portfolio and are planning to withdraw the value of their investment in a Portfolio over many years after the target date: Dimensional 2025 Target Date Retirement Income Fund

Dimensional 2030 Target Date Retirement Income Fund

Dimensional 2035 Target Date Retirement Income Fund

Dimensional 2040 Target Date Retirement Income Fund

Dimensional 2045 Target Date Retirement Income Fund

Dimensional 2050 Target Date Retirement Income Fund

Dimensional 2055 Target Date Retirement Income Fund

Dimensional 2060 Target Date Retirement Income Fund

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Dimensional 2065 Target Date Retirement Income Fund

Each Portfolio allocates investments to equity and fixed income mutual funds managed by Dimensional (the “Underlying Funds”). The Portfolios use equity and certain fixed income Underlying Funds as growth assets and use other fixed income Underlying Funds to hedge against changes to the cost of funding in-retirement consumption.

In particular, the asset allocation strategy for each Portfolio reduces equity risk and seeks to lower the volatility of the inflation-adjusted income the Portfolio may be able to support in retirement as the target date associated with that Portfolio approaches. This means that Portfolios that are still far from their target date will generally focus on asset growth through a higher allocation to growth assets. Over time, the percentage of growth assets is generally expected to decrease relative to the percentage of hedging assets.

In addition, over time, the Portfolios will also gradually decrease their focus on asset growth and increase their focus on hedging against changes to the cost of funding in-retirement consumption. Beginning approximately 20 years prior to a Portfolio’s target date, an increasing portion of the Portfolio will be allocated to fixed income Underlying Funds that are intended to hedge against changes to the cost of funding in-retirement consumption, rather than focus on asset growth. Therefore, in evaluating the performance of this portion of the Portfolio, we believe investors should focus on changes to their cost of funding in-retirement consumption rather than on asset growth. During periods in which real interest rates decrease, the present-day cost of funding an investor’s future in-retirement consumption generally increases. As a result, the portion of the Portfolio allocated to the fixed income Underlying Funds, which is intended to hedge against changes to cost of funding in-retirement consumption, should be evaluated alongside changes in the cost of funding in-retirement consumption.

For the one-year period ending October 31, 2022, in aggregate, the equity and fixed income Underlying Funds used for growth assets had negative returns and detracted from the Portfolios’ growth assets. For Portfolios that had a portion of assets allocated to fixed income Underlying Funds for hedging changes to the costs of in-retirement consumption (e.g., Portfolios with target dates of 2040 and earlier), these fixed income Underlying Funds, which have exposure to intermediate- to long-term nominal and inflation-protected securities, also had negative returns, as nominal and real interest rates increased and realized term premiums were negative across nominal and real securities. The hedging assets performed in line with changes in cost of retirement income, as intended, and the cost of funding investors’ consumption in retirement generally decreased due to increases in real interest rates.

Dimensional 2025 Target Date Retirement Income Fund

The Dimensional 2025 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, and the DFA LTIP Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

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For the 12 months ended October 31, 2022, the total return was -20.29% for the Fund, -20.68% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and -3.35% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2022, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks generally outperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ greater allocation to U.S. stocks and lesser allocation to developed ex U.S. and emerging markets stocks also contributed positively to relative performance, as U.S. stocks outperformed.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade securities. These Fixed Income Underlying Funds had an average duration of approximately 2.10 years over the 12 months ended October 31, 2022, compared to an average duration of approximately 1.87 years for the fixed income benchmark. For the 12 months ended October 31, 2022, these holdings underperformed the fixed income benchmark. Realized credit premiums were negative during the period, as corporate bonds generally underperformed government bonds. As a result, these Fixed Income Underlying Funds’ inclusion of corporate bonds detracted from performance relative to the government fixed income benchmark. These Fixed Income Underlying Funds’ longer duration relative to the fixed income benchmark detracted from relative performance during a period in which realized term premiums were generally negative. These Fixed Income Underlying Funds’ underweight to securities denominated in Japanese yen also detracted from relative performance.

The Fund’s holdings of the DFA Inflation-Protected Securities Portfolio and the DFA LTIP Portfolio are intended to hedge against changes to the cost of funding in-retirement consumption by targeting the duration of investors’ retirement consumption liabilities. These holdings had an average duration of approximately 14.94 years over the 12 months ended October 31, 2022, compared to an average duration of approximately 1.87 years for the fixed income benchmark. These holdings underperformed the fixed income benchmark for the period. These Fixed Income Underlying Funds’ longer duration detracted from performance relative to the short-term fixed income benchmark, as realized term premiums were negative across real securities for the period.

For the 12 months ended October 31, 2022, the total return was -20.29% for the Fund and -20.41% for the S&P STRIDE Glide Path 2025 Index, a target date benchmark.

Dimensional 2030 Target Date Retirement Income Fund

The Dimensional 2030 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio,

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International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, and the DFA LTIP Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2022, the total return was -21.74 % for the Fund, -20.68% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and -3.35% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2022, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks generally outperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ greater allocation to U.S. stocks and lesser allocation to developed ex U.S. and emerging markets stocks also contributed positively to relative performance, as U.S. stocks outperformed.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade securities. These Fixed Income Underlying Funds had an average duration of approximately 2.10 years over the 12 months ended October 31, 2022, compared to an average duration of approximately 1.87 years for the fixed income benchmark. For the 12 months ended October 31, 2022, these holdings underperformed the fixed income benchmark. Realized credit premiums were negative during the period, as corporate bonds generally underperformed government bonds. As a result, these Fixed Income Underlying Funds’ inclusion of corporate bonds detracted from performance relative to the government fixed income benchmark. These Fixed Income Underlying Funds’ longer duration relative to the fixed income benchmark detracted from relative performance during a period in which realized term premiums were generally negative. These Fixed Income Underlying Funds’ underweight to securities denominated in Japanese yen also detracted from relative performance.

The Fund’s holdings of the DFA Inflation-Protected Securities Portfolio and the DFA LTIP Portfolio are intended to hedge against changes to the cost of funding in-retirement consumption by targeting the duration of investors’ retirement consumption liabilities. These holdings had an average duration of approximately 19.85 years over the 12 months ended October 31, 2022, compared to an average duration of approximately 1.87 years for the fixed income benchmark. These holdings underperformed the fixed income benchmark for the period. These Fixed Income Underlying Funds’ longer duration detracted from performance relative to the short-term fixed income benchmark, as realized term premiums were negative across nominal and real securities during the period.

For the 12 months ended October 31, 2022, the total return was -21.74% for the Fund and -22.36% for the S&P STRIDE Glide Path 2030 Index, a target date benchmark.

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Dimensional 2035 Target Date Retirement Income Fund

The Dimensional 2035 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, and the DFA LTIP Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2022, the total return was -20.61% for the Fund, -20.68% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and -3.35% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2022, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks generally outperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ greater allocation to U.S. stocks and lesser allocation to developed ex U.S. and emerging markets stocks also contributed positively to relative performance, as U.S. stocks outperformed.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade securities. These Fixed Income Underlying Funds had an average duration of approximately 2.10 years over the 12 months ended October 31, 2022, compared to an average duration of approximately 1.87 years for the fixed income benchmark. For the 12 months ended October 31, 2022, these holdings underperformed the fixed income benchmark. Realized credit premiums were negative during the period, as corporate bonds generally underperformed government bonds. As a result, these Fixed Income Underlying Funds’ inclusion of corporate bonds detracted from performance relative to the government fixed income benchmark. These Fixed Income Underlying Funds’ longer duration relative to the fixed income benchmark detracted from relative performance during a period in which realized term premiums were generally negative. These Fixed Income Underlying Funds’ underweight to securities denominated in Japanese yen also detracted from relative performance.

The Fund’s holdings of the DFA Inflation-Protected Securities Portfolio and DFA LTIP Portfolio are intended to hedge against changes to the cost of funding in retirement consumption by targeting the duration of investors’ retirement consumption liabilities. These holdings had an average duration of approximately 24.88 years over the 12 months ended October 31, 2022, compared to an average duration of approximately 1.87 years for the fixed income benchmark. These holdings underperformed the fixed income benchmark for the period. These Fixed Income Underlying Funds’ longer duration detracted from performance relative to the short-term fixed income benchmark, as realized term premiums were negative across nominal and real securities during the period.

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For the 12 months ended October 31, 2022, the total return was -20.61% for the Fund and -21.83% for the S&P STRIDE Glide Path 2035 Index, a target date benchmark.

Dimensional 2040 Target Date Retirement Income Fund

The Dimensional 2040 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio, DFA Two-Year Global Fixed Income Portfolio and the DFA LTIP Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2022, the total return was -16.49% for the Fund, -20.68% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and -3.35% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2022, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks generally outperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ greater allocation to U.S. stocks and lesser allocation to developed ex U.S. and emerging markets stocks also contributed positively to relative performance, as U.S. stocks outperformed.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade securities. These Fixed Income Underlying Funds had an average duration of approximately 2.10 years over the 12 months ended October 31, 2022, compared to an average duration of approximately 1.87 years for the fixed income benchmark. For the 12 months ended October 31, 2022, these holdings underperformed the fixed income benchmark. Realized credit premiums were negative during the period, as corporate bonds generally underperformed government bonds. As a result, these Fixed Income Underlying Funds’ inclusion of corporate bonds detracted from performance relative to the government fixed income benchmark. These Fixed Income Underlying Funds’ longer duration relative to the fixed income benchmark detracted from relative performance during a period in which realized term premiums were generally negative. These Fixed Income Underlying Funds’ underweight to securities denominated in Japanese yen also detracted from relative performance.

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The Fund’s holdings of the DFA LTIP Portfolio are intended to hedge against changes to the cost of funding in retirement consumption by targeting the duration of investors’ retirement consumption liabilities. These holdings had an average duration of approximately 26.89 years over the 12 months ended October 31, 2022, compared to an average duration of approximately 1.87 years for the fixed income benchmark. These holdings underperformed the fixed income benchmark for the period. These Fixed Income Underlying Funds’ longer duration detracted from performance relative to the short-term fixed income benchmark, as realized term premiums were negative across nominal and real securities during the period.

For the 12 months ended October 31, 2022, the total return was -16.49% for the Fund and -18.59% for the S&P STRIDE Glide Path 2040 Index, a target date benchmark.

Dimensional 2045 Target Date Retirement Income Fund

The Dimensional 2045 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2022, the total return was -14.64% for the Fund, -20.68% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and -3.35% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2022, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks generally outperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ greater allocation to U.S. stocks and lesser allocation to developed ex U.S. and emerging markets stocks also contributed positively to relative performance, as U.S. stocks outperformed.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade securities. These Fixed Income Underlying Funds had an average duration of approximately 2.10 years over the 12 months ended October 31, 2022, compared to an average duration of approximately 1.87 years for the fixed income benchmark. For the 12 months ended October 31, 2022, these holdings underperformed the fixed income benchmark. Realized credit premiums were negative during the period, as corporate bonds generally underperformed government bonds. As a result, these Fixed Income Underlying

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Funds’ inclusion of corporate bonds detracted from performance relative to the government fixed income benchmark. These Fixed Income Underlying Funds’ longer duration relative to the fixed income benchmark detracted from relative performance during a period in which realized term premiums were generally negative. These Fixed Income Underlying Funds’ underweight to securities denominated in Japanese yen also detracted from relative performance.

For the 12 months ended October 31, 2022, the total return was -14.64% for the Fund and -16.77% for the S&P STRIDE Glide Path 2045 Index, a target date benchmark.

Dimensional 2050 Target Date Retirement Income Fund

The Dimensional 2050 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Portfolio’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2022, the total return was -15.66% for the Fund, -20.68% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and -3.35% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2022, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks generally outperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ greater allocation to U.S. stocks and lesser allocation to developed ex U.S. and emerging markets stocks also contributed positively to relative performance, as U.S. stocks outperformed.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade securities. These Fixed Income Underlying Funds had an average duration of approximately 2.10 years over the 12 months ended October 31, 2022, compared to an average duration of approximately 1.87 years for the fixed income benchmark. For the 12 months ended October 31, 2022, these holdings underperformed the fixed income benchmark. Realized credit premiums were negative during the period, as corporate bonds generally underperformed government bonds. As a result, these Fixed Income Underlying Funds’ inclusion of corporate bonds detracted from performance relative to the government fixed income benchmark. These Fixed Income Underlying Funds’ longer duration relative to the fixed income benchmark detracted from relative performance during a period in which realized term premiums were generally negative. These Fixed Income Underlying Funds’ underweight to securities denominated in Japanese yen also detracted from relative performance.

17

For the 12 months ended October 31, 2022, the total return was -15.66% for the Fund and -17.23% for the S&P STRIDE Glide Path 2050 Index, a target date benchmark.

Dimensional 2055 Target Date Retirement Income Fund

The Dimensional 2055 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2022, the total return was -15.71% for the Fund, -20.68% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and -3.35% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2022, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks generally outperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ greater allocation to U.S. stocks and lesser allocation to developed ex U.S. and emerging markets stocks also contributed positively to relative performance, as U.S. stocks outperformed.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade securities. These Fixed Income Underlying Funds had an average duration of approximately 2.10 years over the 12 months ended October 31, 2022, compared to an average duration of approximately 1.87 years for the fixed income benchmark. For the 12 months ended October 31, 2022, these holdings underperformed the fixed income benchmark. Realized credit premiums were negative during the period, as corporate bonds generally underperformed government bonds. As a result, these Fixed Income Underlying Funds’ inclusion of corporate bonds detracted from performance relative to the government fixed income benchmark. These Fixed Income Underlying Funds’ longer duration relative to the fixed income benchmark detracted from relative performance during a period in which realized term premiums were generally negative. These Fixed Income Underlying Funds’ underweight to securities denominated in Japanese yen also detracted from relative performance.

18

For the 12 months ended October 31, 2022, the total return was -15.71% for the Fund and -17.23% for the S&P STRIDE Glide Path 2055 Index, a target date benchmark.

Dimensional 2060 Target Date Retirement Income Fund

The Dimensional 2060 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2022, the total return was -15.70% for the Fund, -20.68% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and -3.35% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2022, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks generally outperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ greater allocation to U.S. stocks and lesser allocation to developed ex U.S. and emerging markets stocks also contributed positively to relative performance, as U.S. stocks outperformed.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade securities. These Fixed Income Underlying Funds had an average duration of approximately 2.10 years over the 12 months ended October 31, 2022, compared to an average duration of approximately 1.87 years for the fixed income benchmark. For the 12 months ended October 31, 2022, these holdings underperformed the fixed income benchmark. Realized credit premiums were negative during the period, as corporate bonds generally underperformed government bonds. As a result, these Fixed Income Underlying Funds’ inclusion of corporate bonds detracted from performance relative to the government fixed income benchmark. These Fixed Income Underlying Funds’ longer duration relative to the fixed income benchmark detracted from relative performance during a period in which realized term premiums were generally negative. These Fixed Income Underlying Funds’ underweight to securities denominated in Japanese yen also detracted from relative performance.

For the 12 months ended October 31, 2022, the total return was -15.70% for the Fund and -17.23% for the S&P STRIDE Glide Path 2060 Index, a target date benchmark.

19

Dimensional 2065 Target Date Retirement Income Fund

The Dimensional 2065 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2022, the total return was -15.66% for the Fund, -20.68% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and -3.35% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2022, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks generally outperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ greater allocation to U.S. stocks and lesser allocation to developed ex U.S. and emerging markets stocks also contributed positively to relative performance, as U.S. stocks outperformed.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade securities. These Fixed Income Underlying Funds had an average duration of approximately 2.10 years over the 12 months ended October 31, 2022, compared to an average duration of approximately 1.87 years for the fixed income benchmark. For the 12 months ended October 31, 2022, these holdings underperformed the fixed income benchmark. Realized credit premiums were negative during the period, as corporate bonds generally underperformed government bonds. As a result, these Fixed Income Underlying Funds’ inclusion of corporate bonds detracted from performance relative to the government fixed income benchmark. These Fixed Income Underlying Funds’ longer duration relative to the fixed income benchmark detracted from relative performance during a period in which realized term premiums were generally negative. These Fixed Income Underlying Funds’ underweight to securities denominated in Japanese yen also detracted from relative performance.

For the 12 months ended October 31, 2022, the total return was -15.66% for the Fund and -17.17% for the S&P STRIDE Glide Path 2065 Index, a target date benchmark.

20

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2022

EXPENSE TABLES

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional 2025 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$875.30	0.18%	$0.85
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.18%	$0.92

Dimensional 2030 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$869.90	0.20%	$0.94
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.20%	$1.02

21

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional 2035 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$882.30	0.21%	$1.00
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.21%	$1.07

Dimensional 2040 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$916.20	0.22%	$1.06
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12

Dimensional 2045 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$934.70	0.22%	$1.07
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12

Dimensional 2050 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$929.00	0.22%	$1.07
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12

Dimensional 2055 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$928.30	0.22%	$1.07
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12

Dimensional 2060 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$928.70	0.22%	$1.07
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12

Dimensional 2065 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$929.00	0.22%	$1.07
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

22

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 28, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

FUNDS OF FUNDS

Affiliated Investment Companies
Dimensional 2025 Target Date Retirement Income Fund	100.0%
Dimensional 2030 Target Date Retirement Income Fund	100.0%
Dimensional 2035 Target Date Retirement Income Fund	99.9%
Dimensional 2040 Target Date Retirement Income Fund	100.0%
Dimensional 2045 Target Date Retirement Income Fund	100.0%
Dimensional 2050 Target Date Retirement Income Fund	100.0%
Dimensional 2055 Target Date Retirement Income Fund	100.0%
Dimensional 2060 Target Date Retirement Income Fund	99.9%
Dimensional 2065 Target Date Retirement Income Fund	99.6%

23

DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	6,353,677	$68,619,711
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	6,041,022	39,629,108
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	578,211	17,751,066
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	639,898	17,629,183
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	335,987	7,075,884
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	235,661	4,272,535
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	291,151	3,557,868
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	200,621	1,917,938
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	190,071	1,912,114

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $166,882,297)		$162,365,407

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 3.010% (Cost $44,856)	44,856	44,856

TOTAL INVESTMENTS — (100.0%) (Cost $166,927,153)		$162,410,263

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$162,365,407	—	—	$162,365,407
Temporary Cash Investments	44,856	—	—	44,856

TOTAL	$162,410,263	—	—	$162,410,263

See accompanying Notes to Financial Statements.

24

DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	7,355,844	$48,254,335
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	2,892,139	31,235,102
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	842,260	25,857,372
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	932,431	25,688,488
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	486,546	10,246,657
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	646,180	6,177,485
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	612,825	6,165,015
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	334,460	6,063,759
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	417,845	5,106,065

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $167,232,047)		$164,794,278

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 3.010% (Cost $45,508)	45,508	45,508

TOTAL INVESTMENTS — (100.0%) (Cost $167,277,555)		$164,839,786

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$164,794,278	—	—	$164,794,278
Temporary Cash Investments	45,508	—	—	45,508

TOTAL	$164,839,786	—	—	$164,839,786

See accompanying Notes to Financial Statements.

25

DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	5,666,803	$37,174,231
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,008,856	30,971,867
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	1,121,518	30,897,808
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	587,270	12,367,903
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	1,019,128	9,742,867
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	967,327	9,731,308
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	411,048	7,452,295
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	511,302	6,248,112
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	578,152	6,244,047

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $147,722,151)		$150,830,438

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 3.010% (Cost $86,815)	86,815	86,815

TOTAL INVESTMENTS — (100.0%) (Cost $147,808,966)		$150,917,253

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$150,830,438	—	—	$150,830,438
Temporary Cash Investments	86,815	—	—	86,815

TOTAL	$150,917,253	—	—	$150,917,253

See accompanying Notes to Financial Statements.

26

DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,046,301	$32,121,429
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	1,160,776	31,979,380
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	2,056,201	13,488,680
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	603,900	12,718,130
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	1,169,136	11,176,942
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	1,108,783	11,154,360
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	411,994	7,469,440
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	514,083	6,282,097

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $114,631,018)		$126,390,458

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 3.010% (Cost $32,891)	32,891	32,891

TOTAL INVESTMENTS — (100.0%) (Cost $114,663,909)		$126,423,349

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$126,390,458	—	—	$126,390,458
Temporary Cash Investments	32,891	—	—	32,891

TOTAL	$126,423,349	—	—	$126,423,349

See accompanying Notes to Financial Statements.

27

DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,035,842	$31,800,361
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	1,151,892	31,734,621
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	599,949	12,634,926
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	836,202	7,994,093
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	793,053	7,978,113
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	414,737	7,519,181
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	515,790	6,302,953

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $94,644,745)		$105,964,248

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$105,964,248	—	—	$105,964,248

TOTAL	$105,964,248	—	—	$105,964,248

See accompanying Notes to Financial Statements.

28

DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	904,319	$27,762,599
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	1,004,865	27,684,041
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	522,356	11,000,811
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	360,504	6,535,941
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	451,595	5,518,486
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	215,132	2,056,665
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	204,416	2,056,426

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $72,059,003)		$82,614,969

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$82,614,969	—	—	$82,614,969

TOTAL	$82,614,969	—	—	$82,614,969

See accompanying Notes to Financial Statements.

29

DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	510,056	$15,658,731
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	567,196	15,626,246
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	293,887	6,189,257
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	203,644	3,692,071
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	253,565	3,098,558
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	120,971	1,156,485
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	114,723	1,154,109

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $42,898,266)		$46,575,457

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$46,575,457	—	—	$46,575,457

TOTAL	$46,575,457	—	—	$46,575,457

See accompanying Notes to Financial Statements.

30

DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	441,341	$13,549,159
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	490,569	13,515,172
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	256,610	5,404,201
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	176,121	3,193,080
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	220,673	2,696,623
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	100,613	1,012,170
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	105,870	1,012,118

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $37,407,163)		$40,382,523

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 3.010% (Cost $48,288)	48,288	48,288

TOTAL INVESTMENTS — (100.0%) (Cost $37,455,451)		$40,430,811

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$40,382,523	—	—	$40,382,523
Temporary Cash Investments	48,288	—	—	48,288

TOTAL	$40,430,811	—	—	$40,430,811

See accompanying Notes to Financial Statements.

31

DIMENSIONAL 2065 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.6%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	61,865	$1,899,241
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	68,606	1,890,107
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	35,795	753,852
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	24,848	450,490
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	30,716	375,346
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	14,715	140,678
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	13,982	140,659

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $6,106,028)		$5,650,373

TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund, 3.010% (Cost $23,438)	23,438	23,438

TOTAL INVESTMENTS — (100.0%) (Cost $6,129,466)		$5,673,811

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$5,650,373	—	—	$5,650,373
Temporary Cash Investments	23,438	—	—	23,438

TOTAL	$5,673,811	—	—	$5,673,811

See accompanying Notes to Financial Statements.

32

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	Dimensional 2025 Target Date Retirement Income Fund+	Dimensional 2030 Target Date Retirement Income Fund+	Dimensional 2035 Target Date Retirement Income Fund+	Dimensional 2040 Target Date Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$162,365	$164,794	$150,830	$126,390
Temporary Cash Investments at Value & Cost	45	46	87	33
Receivables:
Dividends and Interest	1	—	—	1
Fund Shares Sold	273	50	59	62
Due from Advisor	2	2	—	—
Prepaid Expenses and Other Assets	12	13	15	12

Total Assets	162,698	164,905	150,991	126,498

LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	—	—	12	—
Fund Shares Redeemed	78	239	2	357
Due to Advisor	—	—	8	8
Accrued Expenses and Other Liabilities	7	7	6	6

Total Liabilities	85	246	28	371

NET ASSETS	$162,613	$164,659	$150,963	$126,127

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $162,613; $164,659; $150,963 and $126,127 and shares outstanding of 15,334,984, 14,665,072, 12,550,431 and 9,639,071, respectively	$10.60	$11.23	$12.03	$13.08

NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000	800,000,000

Investments in Affiliated Investment Companies at Cost	$166,882	$167,232	$147,722	$114,631

NET ASSETS CONSIST OF:
Paid-In Capital	$167,793	$168,437	$147,960	$113,705
Total Distributable Earnings (Loss)	(5,180)	(3,778)	3,003	12,422

NET ASSETS	$162,613	$164,659	$150,963	$126,127

+	See Note C to the Financial Statements for additional information about the Due from Advisor receivable and Due to Advisor payable.

See accompanying Notes to Financial Statements.

33

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	Dimensional 2045 Target Date Retirement Income Fund+	Dimensional 2050 Target Date Retirement Income Fund+	Dimensional 2055 Target Date Retirement Income Fund+	Dimensional 2060 Target Date Retirement Income Fund+	Dimensional 2065 Target Date Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$105,964	$82,615	$46,575	$40,383	$5,650
Temporary Cash Investments at Value & Cost	—	—	—	48	23
Receivables:
Affiliated Investment Companies Sold	129	88	196	—	—
Dividends and Interest	—	1	—	—	—
Fund Shares Sold	94	72	82	94	26
Due from Advisor	—	—	—	1	—
Prepaid Expenses and Other Assets	13	12	12	11	3

Total Assets	106,200	82,788	46,865	40,537	5,702

LIABILITIES:
Payables:
Due to Custodian	80	51	2	—	—
Affiliated Investment Companies Purchased	—	—	—	35	5
Fund Shares Redeemed	8	34	5	2	21
Due to Advisor	4	3	1	—	12
Line of Credit	—	—	177	—	—
Accrued Expenses and Other Liabilities	5	5	4	5	6

Total Liabilities	97	93	189	42	44

NET ASSETS	$106,103	$82,695	$46,676	$40,495	$5,658

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $106,103; $82,695; $46,676; $40,495 and $5,658 and shares outstanding of 7,403,931, 5,830,931, 3,227,817, 2,780,764 and 533,544, respectively	$14.33	$14.18	$14.46	$14.56	$10.60

NUMBER OF SHARES AUTHORIZED.	800,000,000	800,000,000	800,000,000	800,000,000	800,000,000

Investments in Affiliated Investment Companies at Cost	$94,645	$72,059	$42,898	$37,407	$6,106

NET ASSETS CONSIST OF:
Paid-In Capital	$94,334	$71,601	$42,954	$37,546	$6,120
Total Distributable Earnings (Loss)	11,769	11,094	3,722	2,949	(462)

NET ASSETS	$106,103	$82,695	$46,676	$40,495	$5,658

+	See Note C to the Financial Statements for additional information about the Due from Advisor receivable and Due to Advisor payable.

See accompanying Notes to Financial Statements.

34

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	Dimensional 2025 Target Date Retirement Income Fund	Dimensional 2030 Target Date Retirement Income Fund	Dimensional 2035 Target Date Retirement Income Fund	Dimensional 2040 Target Date Retirement Income Fund
Investment Income
Income Distributions Received from Affiliated Investment Companies	$10,242	$8,909	$5,961	$3,079

Total Investment Income	10,242	8,909	5,961	3,079

Expenses
Accounting & Transfer Agent Fees	16	19	15	13
Custodian Fees	1	2	1	1
Filing Fees	20	21	22	18
Shareholders’ Reports	5	10	6	5
Directors’/Trustees’ Fees & Expenses	1	1	2	1
Previously Waived Fees Recovered by Advisor (Note C)	30	32	39	28
Other	19	17	16	11

Total Expenses	92	102	101	77

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	3	2

Net Expenses	92	102	98	75

Net Investment Income (Loss)	10,150	8,807	5,863	3,004

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	2,797	3,748	3,549	2,771
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(1,940)	(3,134)	(2,229)	(1,020)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(49,972)	(54,976)	(44,590)	(27,529)

Net Realized and Unrealized Gain (Loss)	(49,115)	(54,362)	(43,270)	(25,778)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(38,965)	$(45,555)	$(37,407)	$(22,774)

See accompanying Notes to Financial Statements.

35

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	Dimensional 2045 Target Date Retirement Income Fund	Dimensional 2050 Target Date Retirement Income Fund	Dimensional 2055 Target Date Retirement Income Fund	Dimensional 2060 Target Date Retirement Income Fund	Dimensional 2065 Target Date Retirement Income Fund
Investment Income
Income Distributions Received from Affiliated Investment Companies	$1,946	$1,529	$885	$765	$92

Total Investment Income	1,946	1,529	885	765	92

Expenses
Accounting & Transfer Agent Fees	10	8	6	6	1
Custodian Fees	1	1	1	1	—
Filing Fees	20	18	18	18	—
Shareholders’ Reports	6	6	5	6	—
Directors’/Trustees’ Fees & Expenses	2	1	—	1	—
Professional Fees	1	1	—	1	—
Previously Waived Fees Recovered by Advisor (Note C)	17	7	3	1	30
Other	8	7	4	4	—

Total Expenses	65	49	37	38	31

Fees Waived, Expenses Reimbursed by Advisor (Note C)	2	2	11	14	28

Net Expenses	63	47	26	24	3

Net Investment Income (Loss)	1,883	1,482	859	741	89

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	2,397	1,914	1,057	975	66
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(1,004)	(454)	(297)	(346)	(57)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(20,081)	(15,930)	(9,189)	(7,813)	(918)

Net Realized and Unrealized Gain (Loss)	(18,688)	(14,470)	(8,429)	(7,184)	(909)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(16,805)	$(12,988)	$(7,570)	$(6,443)	$(820)

See accompanying Notes to Financial Statements.

36

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2025 Target Date Retirement Income Fund		Dimensional 2030 Target Date Retirement Income Fund		Dimensional 2035 Target Date Retirement Income Fund
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$10,150	$5,583	$8,807	$4,744	$5,863	$3,131
Capital Gain Distributions Received from Affiliated Investment Companies	2,797	3,059	3,748	3,175	3,549	2,107
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(1,940)	6,508	(3,134)	4,049	(2,229)	1,024
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(49,972)	13,551	(54,976)	21,331	(44,590)	25,469

Net Increase (Decrease) in Net Assets Resulting from Operations	(38,965)	28,701	(45,555)	33,299	(37,407)	31,731

Distributions:
Institutional Class Shares	(18,188)	(9,314)	(15,135)	(8,645)	(8,716)	(5,517)
Capital Share Transactions (1):
Shares Issued	63,689	43,001	64,528	49,900	56,143	47,635
Shares Issued in Lieu of Cash Distributions	18,188	9,291	15,135	8,637	8,716	5,511
Shares Redeemed	(46,429)	(55,218)	(44,953)	(38,954)	(29,488)	(32,738)

Net Increase (Decrease) from Capital Share Transactions	35,448	(2,926)	34,710	19,583	35,371	20,408

Total Increase (Decrease) in Net Assets	(21,705)	16,461	(25,980)	44,237	(10,752)	46,622
Net Assets
Beginning of Year	184,318	167,857	190,639	146,402	161,715	115,093

End of Year	$162,613	$184,318	$164,659	$190,639	$150,963	$161,715

(1) Shares Issued and Redeemed:
Shares Issued	5,084	3,020	4,728	3,368	3,980	3,181
Shares Issued in Lieu of Cash Distributions	1,445	661	1,136	592	633	373
Shares Redeemed	(3,652)	(3,913)	(3,408)	(2,642)	(2,154)	(2,181)

Net Increase (Decrease) from Shares Issued and Redeemed	2,877	(232)	2,456	1,318	2,459	1,373

See accompanying Notes to Financial Statements.

37

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2040 Target Date Retirement Income Fund		Dimensional 2045 Target Date Retirement Income Fund		Dimensional 2050 Target Date Retirement Income Fund
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,004	$1,760	$1,883	$1,243	$1,482	$999
Capital Gain Distributions Received from Affiliated Investment Companies	2,771	744	2,397	453	1,914	372
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(1,020)	1,346	(1,004)	485	(454)	232
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(27,529)	24,130	(20,081)	20,836	(15,930)	17,195

Net Increase (Decrease) in Net Assets Resulting from Operations	(22,774)	27,980	(16,805)	23,017	(12,988)	18,798

Distributions:
Institutional Class Shares	(4,766)	(3,401)	(2,734)	(2,237)	(2,026)	(2,404)
Capital Share Transactions (1):
Shares Issued	50,518	34,133	43,066	31,186	37,374	23,723
Shares Issued in Lieu of Cash Distributions	4,766	3,395	2,734	2,234	2,026	2,404
Shares Redeemed	(29,339)	(26,043)	(21,185)	(15,758)	(15,680)	(15,860)

Net Increase (Decrease) from Capital Share Transactions	25,945	11,485	24,615	17,662	23,720	10,267

Total Increase (Decrease) in Net Assets	(1,595)	36,064	5,076	38,442	8,706	26,661
Net Assets
Beginning of Year	127,722	91,658	101,027	62,585	73,989	47,328

End of Year	$126,127	$127,722	$106,103	$101,027	$82,695	$73,989

(1) Shares Issued and Redeemed:
Shares Issued	3,463	2,228	2,738	1,940	2,412	1,484
Shares Issued in Lieu of Cash Distributions	326	231	174	145	131	159
Shares Redeemed	(2,002)	(1,715)	(1,368)	(1,002)	(995)	(990)

Net Increase (Decrease) from Shares Issued and Redeemed	1,787	744	1,544	1,083	1,548	653

See accompanying Notes to Financial Statements.

38

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2055 Target Date Retirement Income Fund		Dimensional 2060 Target Date Retirement Income Fund		Dimensional 2065 Target Date Retirement Income Fund
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$859	$540	$741	$483	$89	$28
Capital Gain Distributions Received from Affiliated Investment Companies	1,057	198	975	171	66	8
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(297)	78	(346)	66	(57)	2
Futures	—	—	—	—	—	1
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(9,189)	9,205	(7,813)	8,159	(918)	414

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,570)	10,021	(6,443)	8,879	(820)	453

Distributions:
Institutional Class Shares	(1,105)	(798)	(949)	(643)	(89)	(27)
Capital Share Transactions (1):
Shares Issued	22,687	14,302	19,747	16,202	4,696	1,202
Shares Issued in Lieu of Cash Distributions	1,105	798	949	643	89	27
Shares Redeemed	(9,702)	(8,136)	(10,368)	(8,456)	(701)	(126)

Net Increase (Decrease) from Capital Share Transactions	14,090	6,964	10,328	8,389	4,084	1,103

Total Increase (Decrease) in Net Assets	5,415	16,187	2,936	16,625	3,175	1,529
Net Assets
Beginning of Year	41,261	25,074	37,559	20,934	2,483	954

End of Year	$46,676	$41,261	$40,495	$37,559	$5,658	$2,483

(1) Shares Issued and Redeemed:
Shares Issued	1,418	874	1,239	1,001	393	101
Shares Issued in Lieu of Cash Distributions	70	51	60	40	8	2
Shares Redeemed	(605)	(501)	(639)	(517)	(62)	(11)

Net Increase (Decrease) from Shares Issued and Redeemed	883	424	660	524	339	92

See accompanying Notes to Financial Statements.

39

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2025 Target Date Retirement Income Fund					Dimensional 2030 Target Date Retirement Income Fund
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$14.79	$13.23	$12.08	$10.81	$11.32	$15.61	$13.44	$12.37	$11.09	$11.53

Income from Investment Operations (A)
Net Investment Income (Loss)	0.74	0.46	0.18	0.25	0.30	0.63	0.41	0.21	0.26	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.56)	1.88	1.18	1.28	(0.48)	(3.87)	2.52	1.11	1.29	(0.40)

Total from Investment Operations	(2.82)	2.34	1.36	1.53	(0.18)	(3.24)	2.93	1.32	1.55	(0.13)

Less Distributions:
Net Investment Income	(0.72)	(0.46)	(0.18)	(0.25)	(0.31)	(0.62)	(0.40)	(0.20)	(0.26)	(0.29)
Net Realized Gains	(0.65)	(0.32)	(0.03)	(0.01)	(0.02)	(0.52)	(0.36)	(0.05)	(0.01)	(0.02)

Total Distributions	(1.37)	(0.78)	(0.21)	(0.26)	(0.33)	(1.14)	(0.76)	(0.25)	(0.27)	(0.31)

Net Asset Value, End of Year	$10.60	$14.79	$13.23	$12.08	$10.81	$11.23	$15.61	$13.44	$12.37	$11.09

Total Return	(20.29%)	18.13%	11.36%	14.33%	(1.80%)	(21.74%)	22.29%	10.80%	14.20%	(1.32%)

Net Assets, End of Year (thousands)	$162,613	$184,318	$167,857	$172,021	$129,914	$164,659	$190,639	$146,402	$159,851	$138,382
Ratio of Expenses to Average Net Assets *(B)	0.18%	0.19%	0.21%	0.22%	0.21%	0.20%	0.21%	0.23%	0.24%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.18%	0.20%	0.21%	0.24%	0.24%	0.20%	0.22%	0.24%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	5.77%	3.25%	1.44%	2.20%	2.62%	4.71%	2.76%	1.61%	2.21%	2.32%
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.13%	0.13%	0.15%	0.16%	0.15%	0.14%	0.15%	0.17%	0.18%	0.18%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

40

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2035 Target Date Retirement Income Fund					Dimensional 2040 Target Date Retirement Income Fund
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$16.02	$13.20	$12.45	$11.35	$11.66	$16.27	$12.90	$12.65	$11.75	$11.94

Income from Investment Operations (A)
Net Investment Income (Loss)	0.51	0.33	0.23	0.26	0.24	0.34	0.24	0.24	0.26	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.72)	3.08	0.78	1.12	(0.28)	(2.97)	3.60	0.27	0.92	(0.15)

Total from Investment Operations	(3.21)	3.41	1.01	1.38	(0.04)	(2.63)	3.84	0.51	1.18	0.07

Less Distributions:
Net Investment Income	(0.49)	(0.32)	(0.22)	(0.26)	(0.25)	(0.33)	(0.23)	(0.23)	(0.26)	(0.24)
Net Realized Gains	(0.29)	(0.27)	(0.04)	(0.02)	(0.02)	(0.23)	(0.24)	(0.03)	(0.02)	(0.02)

Total Distributions	(0.78)	(0.59)	(0.26)	(0.28)	(0.27)	(0.56)	(0.47)	(0.26)	(0.28)	(0.26)

Net Asset Value, End of Year	$12.03	$16.02	$13.20	$12.45	$11.35	$13.08	$16.27	$12.90	$12.65	$11.75

Total Return	(20.61%)	26.31%	8.23%	12.42%	(0.45%)	(16.49%)	30.23%	4.17%	10.25%	0.51%

Net Assets, End of Year (thousands)	$150,963	$161,715	$115,093	$129,931	$100,409	$126,127	$127,722	$91,658	$105,567	$79,498
Ratio of Expenses to Average Net Assets *(B)	0.21%	0.22%	0.25%	0.26%	0.25%	0.22%	0.23%	0.25%	0.27%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.21%	0.23%	0.26%	0.29%	0.29%	0.22%	0.24%	0.28%	0.31%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.62%	2.17%	1.78%	2.20%	2.03%	2.34%	1.55%	1.93%	2.16%	1.83%
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.15%	0.16%	0.19%	0.20%	0.19%	0.16%	0.17%	0.19%	0.21%	0.20%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

41

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2045 Target Date Retirement Income Fund					Dimensional 2050 Target Date Retirement Income Fund
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$17.24	$13.10	$12.94	$11.90	$12.14	$17.27	$13.04	$12.89	$11.86	$12.09

Income from Investment Operations (A)
Net Investment Income (Loss)	0.28	0.24	0.25	0.26	0.24	0.30	0.25	0.25	0.26	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.76)	4.35	0.18	1.06	(0.20)	(2.97)	4.62	0.17	1.06	(0.19)

Total from Investment Operations	(2.48)	4.59	0.43	1.32	0.04	(2.67)	4.87	0.42	1.32	0.05

Less Distributions:
Net Investment Income	(0.28)	(0.23)	(0.24)	(0.26)	(0.26)	(0.29)	(0.25)	(0.24)	(0.27)	(0.26)
Net Realized Gains	(0.15)	(0.22)	(0.03)	(0.02)	(0.02)	(0.13)	(0.39)	(0.03)	(0.02)	(0.02)

Total Distributions	(0.43)	(0.45)	(0.27)	(0.28)	(0.28)	(0.42)	(0.64)	(0.27)	(0.29)	(0.28)

Net Asset Value, End of Year	$14.33	$17.24	$13.10	$12.94	$11.90	$14.18	$17.27	$13.04	$12.89	$11.86

Total Return	(14.64%)	35.48%	3.42%	11.32%	0.22%	(15.66%)	38.07%	3.37%	11.28%	0.30%

Net Assets, End of Year (thousands)	$106,103	$101,027	$62,585	$78,184	$55,544	$82,695	$73,989	$47,328	$63,803	$45,683
Ratio of Expenses to Average Net Assets *(B)	0.22%	0.23%	0.25%	0.26%	0.26%	0.22%	0.23%	0.25%	0.27%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.22%	0.24%	0.29%	0.33%	0.31%	0.22%	0.26%	0.32%	0.35%	0.33%
Ratio of Net Investment Income to Average Net Assets	1.77%	1.47%	1.92%	2.14%	1.90%	1.91%	1.56%	1.95%	2.16%	1.89%
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.16%	0.17%	0.19%	0.20%	0.20%	0.16%	0.17%	0.19%	0.21%	0.20%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

42

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2055 Target Date Retirement Income Fund					Dimensional 2060 Target Date Retirement Income Fund
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$17.60	$13.06	$12.88	$11.85	$12.08	$17.71	$13.10	$12.94	$11.89	$12.13

Income from Investment Operations (A)
Net Investment Income (Loss)	0.31	0.26	0.25	0.26	0.24	0.30	0.25	0.24	0.26	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.04)	4.67	0.19	1.05	(0.20)	(3.05)	4.70	0.18	1.07	(0.20)

Total from Investment Operations	(2.73)	4.93	0.44	1.31	0.04	(2.75)	4.95	0.42	1.33	0.04

Less Distributions:
Net Investment Income	(0.30)	(0.25)	(0.24)	(0.26)	(0.26)	(0.30)	(0.25)	(0.24)	(0.26)	(0.27)
Net Realized Gains	(0.11)	(0.14)	(0.02)	(0.02)	(0.01)	(0.10)	(0.09)	(0.02)	(0.02)	(0.01)

Total Distributions	(0.41)	(0.39)	(0.26)	(0.28)	(0.27)	(0.40)	(0.34)	(0.26)	(0.28)	(0.28)

Net Asset Value, End of Year	$14.46	$17.60	$13.06	$12.88	$11.85	$14.56	$17.71	$13.10	$12.94	$11.89

Total Return	(15.71%)	38.10%	3.56%	11.26%	0.29%	(15.70%)	38.13%	3.40%	11.37%	0.27%

Net Assets, End of Year (thousands)	$46,676	$41,261	$25,074	$32,952	$17,769	$40,495	$37,559	$20,934	$23,244	$12,880
Ratio of Expenses to Average Net Assets *(B)	0.22%	0.23%	0.25%	0.27%	0.26%	0.22%	0.23%	0.25%	0.26%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.24%	0.43%	0.40%	0.47%	0.42%	0.26%	0.39%	0.45%	0.57%	0.48%
Ratio of Net Investment Income to Average Net Assets	1.92%	1.57%	1.92%	2.15%	1.90%	1.90%	1.55%	1.91%	2.12%	1.92%
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.16%	0.17%	0.19%	0.21%	0.20%	0.16%	0.17%	0.19%	0.20%	0.20%
See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

43

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2065 Target Date Retirement Income Fund
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Period Jan 2, 2020 to Oct 31, 2020
Net Asset Value, Beginning of Period	$12.82	$9.43	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23	0.19	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.23)	3.38	(0.51)

Total from Investment Operations	(2.00)	3.57	(0.34)

Less Distributions:
Net Investment Income	(0.22)	(0.18)	(0.23)

Total Distributions	(0.22)	(0.18)	(0.23)

Net Asset Value, End of Period	$10.60	$12.82	$9.43

Total Return	(15.66%)	38.01%	(3.18	%)(C)

Net Assets, End of Period (thousands)	$5,658	$2,483	$954
Ratio of Expenses to Average Net Assets *(B)	0.22%	0.23%	0.21	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.85%	2.33%	35.30	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.98%	1.61%	2.18	%(D)(E)
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.16%	0.17%	0.15%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

44

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which nine portfolios (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolios achieve their investment objectives by investing substantially all of their assets in other series of IDG and Dimensional Investment Group Inc. (“DIG”) (collectively, the “Underlying Funds”). The Portfolios may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of October 31, 2022, the Portfolios were the owners of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/22
Dimensional 2025 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	Large Cap International Portfolio (IDG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	13%
	DFA Inflation-Protected Securities Portfolio (IDG)	1%
Dimensional 2030 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	16%
	DFA Inflation-Protected Securities Portfolio (IDG)	1%
Dimensional 2035 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—

45

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/22
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	13%
	DFA Inflation-Protected Securities Portfolio (IDG)	—
Dimensional 2040 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	5%
Dimensional 2045 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
Dimensional 2050 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
Dimensional 2055 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

46

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/22
Dimensional 2060 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
Dimensional 2065 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•

Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund and money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A valuation hierarchy is included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

47

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from investments in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

For the year ended October 31, 2022, each Portfolio did not pay a management fee to the Advisor for the services provided by the Advisor to the Portfolio. As a shareholder of the Underlying Funds, each Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

Effective February 28, 2019, pursuant to an Expense Assumption Agreement (the “Expense Assumption Agreement”) for each Portfolio, the Advisor has contractually agreed to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the expense limitation amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Expense Assumption Agreement for each Portfolio will remain in effect through February 28, 2023, and may only be terminated by the Fund’s Board of Directors prior to that date. The Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The net amount of expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2022, are reflected below (amounts in thousands). Prior to February 28, 2019, pursuant to a Fee Waiver and Expense Assumption Agreement for each Portfolio, the Advisor had contractually agreed to waive all or

48

a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the Expense Limitation Amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Dimensional 2025 Target Date Retirement Income Fund	0.06%	$30	—	—
Dimensional 2030 Target Date Retirement Income Fund	0.06%	32	—	—
Dimensional 2035 Target Date Retirement Income Fund	0.06%	39	$3	$3
Dimensional 2040 Target Date Retirement Income Fund	0.06%	28	2	22
Dimensional 2045 Target Date Retirement Income Fund	0.06%	17	2	36
Dimensional 2050 Target Date Retirement Income Fund	0.06%	7	2	50
Dimensional 2055 Target Date Retirement Income Fund	0.06%	3	11	118
Dimensional 2060 Target Date Retirement Income Fund	0.06%	1	14	107
Dimensional 2065 Target Date Retirement Income Fund	0.06%	30	28	132

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2022, the total related amount paid by the Fund to the CCO was $166 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Dimensional 2025 Target Date Retirement Income Fund	—
Dimensional 2030 Target Date Retirement Income Fund	—
Dimensional 2035 Target Date Retirement Income Fund	—
Dimensional 2040 Target Date Retirement Income Fund	—
Dimensional 2045 Target Date Retirement Income Fund	—

49

Dimensional 2050 Target Date Retirement Income Fund	—
Dimensional 2055 Target Date Retirement Income Fund	—
Dimensional 2060 Target Date Retirement Income Fund	—
Dimensional 2065 Target Date Retirement Income Fund	—

E. Purchases and Sales of Securities:

For the year ended October 31, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
Dimensional 2025 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$66,591	$23,483	$6,917	$(547)	$(13,990)	$68,620	6,354	$5,441	$34
DFA LTIP Portfolio	49,469	24,291	9,373	(1,143)	(23,616)	39,628	6,040	3,632	1,097
U.S. Core Equity 1 Portfolio	21,206	4,892	5,234	—	(3,113)	17,751	578	264	544
U.S. Large Company Portfolio	21,226	5,615	4,946	(78)	(4,188)	17,629	640	259	1,118
Large Cap International Portfolio	9,232	1,914	1,892	(39)	(2,139)	7,076	336	272	—
Emerging Markets Core Equity Portfolio	5,748	1,123	1,005	(26)	(1,567)	4,273	236	185	—
International Core Equity Portfolio	4,605	863	752	(25)	(1,133)	3,558	291	152	—
DFA Two-Year Global Fixed Income Portfolio	3,112	390	1,490	(36)	(58)	1,918	201	7	—
DFA Short-Term Extended Quality Portfolio	3,112	427	1,413	(46)	(168)	1,912	190	30	4

Total	$184,301	$62,998	$33,022	$(1,940)	$(49,972)	$162,365	14,866	$10,242	$2,797

Dimensional 2030 Target Date Retirement Income Fund
DFA LTIP Portfolio	$57,946	$28,904	$7,066	$(1,326)	$(30,203)	$48,255	7,356	$4,598	$1,298
DFA Inflation-Protected Securities Portfolio	26,059	14,130	2,255	(334)	(6,365)	31,235	2,892	2,493	14
U.S. Core Equity 1 Portfolio	30,759	6,062	6,109	(312)	(4,543)	25,857	842	402	793
U.S. Large Company Portfolio	30,855	7,174	5,773	(353)	(6,215)	25,688	932	393	1,632
Large Cap International Portfolio	13,435	2,563	2,426	(250)	(3,075)	10,247	487	411	—
DFA Two-Year Global Fixed Income Portfolio	8,179	1,329	3,046	(96)	(189)	6,177	646	19	—
DFA Short-Term Extended Quality Portfolio	8,188	1,446	2,829	(150)	(490)	6,165	613	85	11
Emerging Markets Core Equity Portfolio	8,312	1,329	1,148	(178)	(2,251)	6,064	334	279	—
International Core Equity Portfolio	6,705	1,183	1,002	(135)	(1,645)	5,106	418	229	—

Total	$190,438	$64,120	$31,654	$(3,134)	$(54,976)	$164,794	14,520	$8,909	$3,748

50

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
Dimensional 2035 Target Date Retirement Income Fund
DFA LTIP Portfolio	$39,406	$25,137	$4,037	$(1,025)	$(22,307)	$37,174	5,667	$3,474	$891
U.S. Core Equity 1 Portfolio	33,493	7,063	4,222	(322)	(5,040)	30,972	1,009	455	863
U.S. Large Company Portfolio	33,524	7,860	3,191	(291)	(7,004)	30,898	1,122	445	1,779
Large Cap International Portfolio	14,599	2,667	1,200	(159)	(3,539)	12,368	587	461	—
DFA Two-Year Global Fixed Income Portfolio	11,156	1,747	2,755	(92)	(313)	9,743	1,019	27	—
DFA Short-Term Extended Quality Portfolio	11,168	1,851	2,369	(156)	(763)	9,731	967	121	15
Emerging Markets Core Equity Portfolio	9,101	1,637	541	(71)	(2,674)	7,452	411	317	—
International Core Equity Portfolio	7,316	1,246	336	(49)	(1,929)	6,248	511	256	—
DFA Inflation-Protected Securities Portfolio	1,818	5,988	477	(64)	(1,021)	6,244	578	405	1

Total	$161,581	$55,196	$19,128	$(2,229)	$(44,590)	$150,830	11,871	$5,961	$3,549

Dimensional 2040 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$32,288	$8,781	$3,849	$(212)	$(4,887)	$32,121	1,046	$442	$836
U.S. Large Company Portfolio	32,367	10,000	3,394	(211)	(6,782)	31,980	1,161	430	1,718
DFA LTIP Portfolio	8,648	12,941	1,296	(229)	(6,575)	13,489	2,056	1,039	201
Large Cap International Portfolio	14,105	3,546	1,346	(86)	(3,501)	12,718	604	447	—
DFA Two-Year Global Fixed Income Portfolio	12,198	2,329	2,907	(75)	(368)	11,177	1,169	28	—
DFA Short-Term Extended Quality Portfolio	12,210	2,557	2,605	(136)	(872)	11,154	1,109	132	16
Emerging Markets Core Equity Portfolio	8,730	2,038	605	(45)	(2,649)	7,469	412	311	—
International Core Equity Portfolio	7,034	1,664	495	(26)	(1,895)	6,282	514	250	—

Total	$127,580	$43,856	$16,497	$(1,020)	$(27,529)	$126,390	8,071	$3,079	$2,771

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	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
Dimensional 2045 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$30,074	$9,194	$2,366	$(240)	$(4,862)	$31,800	1,036	$436	$781
U.S. Large Company Portfolio	30,287	10,597	2,211	(250)	(6,688)	31,735	1,152	426	1,607
Large Cap International Portfolio	13,157	4,159	1,110	(136)	(3,435)	12,635	600	440	—
DFA Two-Year Global Fixed Income Portfolio	6,338	4,189	2,263	(75)	(195)	7,994	836	15	—
DFA Short-Term Extended Quality Portfolio	6,345	4,356	2,103	(140)	(480)	7,978	793	77	9
Emerging Markets Core Equity Portfolio	8,159	2,737	695	(112)	(2,570)	7,519	415	307	—
International Core Equity Portfolio	6,563	2,016	374	(51)	(1,851)	6,303	516	245	—

Total	$100,923	$37,248	$11,122	$(1,004)	$(20,081)	$105,964	5,348	$1,946	$2,397

Dimensional 2050 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$23,919	$9,171	$1,292	$(100)	$(3,935)	$27,763	904	$352	$626
U.S. Large Company Portfolio	24,048	10,089	918	(98)	(5,437)	27,684	1,005	347	1,286
Large Cap International Portfolio	10,468	4,454	1,060	(110)	(2,751)	11,001	522	356	—
Emerging Markets Core Equity Portfolio	6,520	2,860	652	(58)	(2,134)	6,536	361	251	—
International Core Equity Portfolio	5,223	2,107	287	(27)	(1,498)	5,518	452	198	—
DFA Two-Year Global Fixed Income Portfolio	1,850	1,109	831	(21)	(50)	2,057	215	4	—
DFA Short-Term Extended Quality Portfolio	1,850	1,160	789	(40)	(125)	2,056	204	21	2

Total	$73,878	$30,950	$5,829	$(454)	$(15,930)	$82,615	3,663	$1,529	$1,914

Dimensional 2055 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$13,355	$5,413	$781	$(38)	$(2,290)	$15,659	510	$205	$346
U.S. Large Company Portfolio	13,436	6,101	734	(53)	(3,124)	15,626	567	200	710
Large Cap International Portfolio	5,845	2,655	640	(70)	(1,601)	6,189	294	205	—
Emerging Markets Core Equity Portfolio	3,622	1,799	445	(69)	(1,215)	3,692	204	146	—
International Core Equity Portfolio	2,913	1,290	213	(24)	(867)	3,099	254	115	—
DFA Two-Year Global Fixed Income Portfolio	1,026	698	527	(15)	(26)	1,156	121	2	—
DFA Short-Term Extended Quality Portfolio	1,027	723	502	(28)	(66)	1,154	115	12	1

Total	$41,224	$18,679	$3,842	$(297)	$(9,189)	$46,575	2,065	$885	$1,057

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	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
Dimensional 2060 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$12,133	$4,527	$1,105	$(63)	$(1,943)	$13,549	441	$176	$319
U.S. Large Company Portfolio	12,191	5,160	1,082	(81)	(2,672)	13,516	490	173	655
Large Cap International Portfolio	5,292	2,303	763	(70)	(1,358)	5,404	257	178	—
Emerging Markets Core Equity Portfolio	3,289	1,458	462	(64)	(1,028)	3,193	176	126	—
International Core Equity Portfolio	2,646	1,117	306	(30)	(730)	2,697	221	99	—
DFA Short-Term Extended Quality Portfolio	934	558	396	(25)	(59)	1,012	101	11	1
DFA Two-Year Global Fixed Income Portfolio	934	536	422	(13)	(23)	1,012	106	2	—

Total	$37,419	$15,659	$4,536	$(346)	$(7,813)	$40,383	1,792	$765	$975

Dimensional 2065 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$801	$1,456	$127	$(14)	$(217)	$1,899	62	$23	$22
U.S. Large Company Portfolio	802	1,520	125	(18)	(289)	1,890	69	21	44
Large Cap International Portfolio	349	634	50	(9)	(170)	754	36	21	—
Emerging Markets Core Equity Portfolio	216	417	35	(7)	(141)	450	25	15	—
International Core Equity Portfolio	174	320	24	(4)	(91)	375	31	11	—
DFA Short-Term Extended Quality Portfolio	62	133	44	(3)	(7)	141	14	1	—
DFA Two-Year Global Fixed Income Portfolio	62	130	46	(2)	(3)	141	15	—	—

Total	$2,466	$4,610	$451	$(57)	$(918)	$5,650	252	$92	$66

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

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The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Dimensional 2025 Target Date Retirement Income Fund
2021	$6,151	$3,163	—	$9,314
2022	10,203	7,985	—	18,188
Dimensional 2030 Target Date Retirement Income Fund
2021	5,078	3,566	—	8,644
2022	8,709	6,426	—	15,135
Dimensional 2035 Target Date Retirement Income Fund
2021	3,232	2,285	—	5,517
2022	5,801	2,915	—	8,716
Dimensional 2040 Target Date Retirement Income Fund
2021	1,742	1,659	—	3,401
2022	3,035	1,731	—	4,766
Dimensional 2045 Target Date Retirement Income Fund
2021	1,228	1,009	—	2,237
2022	1,886	848	—	2,734
Dimensional 2050 Target Date Retirement Income Fund
2021	1,072	1,332	—	2,404
2022	1,560	466	—	2,026
Dimensional 2055 Target Date Retirement Income Fund
2021	534	264	—	798
2022	864	240	—	1,104
Dimensional 2060 Target Date Retirement Income Fund
2021	479	164	—	643
2022	768	181	—	949
Dimensional 2065 Target Date Retirement Income Fund
2021	27	—	—	27
2022	89	—	—	89

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional 2025 Target Date Retirement Income Fund	$(195)	$(460)	$(655)
Dimensional 2030 Target Date Retirement Income Fund	(104)	(479)	(583)
Dimensional 2035 Target Date Retirement Income Fund	(85)	(382)	(467)
Dimensional 2040 Target Date Retirement Income Fund	(47)	(300)	(347)
Dimensional 2045 Target Date Retirement Income Fund	(59)	(217)	(276)
Dimensional 2050 Target Date Retirement Income Fund	(34)	(155)	(189)
Dimensional 2055 Target Date Retirement Income Fund	(24)	(93)	(117)

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional 2060 Target Date Retirement Income Fund	$(23)	$(109)	$(132)
Dimensional 2065 Target Date Retirement Income Fund	(2)	(1)	(3)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional 2025 Target Date Retirement Income Fund	—	$2,248	—	$(7,428)	$(5,180)
Dimensional 2030 Target Date Retirement Income Fund	—	2,206	—	(5,982)	(3,776)
Dimensional 2035 Target Date Retirement Income Fund	—	2,821	—	181	3,002
Dimensional 2040 Target Date Retirement Income Fund	—	2,358	—	10,065	12,423
Dimensional 2045 Target Date Retirement Income Fund	—	2,161	—	9,609	11,770
Dimensional 2050 Target Date Retirement Income Fund	—	1,730	—	9,362	11,092
Dimensional 2055 Target Date Retirement Income Fund	—	955	—	2,768	3,723
Dimensional 2060 Target Date Retirement Income Fund	—	849	—	2,099	2,948
Dimensional 2065 Target Date Retirement Income Fund	—	8	—	(470)	(462)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolios did not have any capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2022, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional 2025 Target Date Retirement Income Fund	$169,838	$16,186	$(23,614)	$(7,428)
Dimensional 2030 Target Date Retirement Income Fund	170,822	22,049	(28,032)	(5,983)

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	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional 2035 Target Date Retirement Income Fund	$150,736	$21,102	$(20,921)	$181
Dimensional 2040 Target Date Retirement Income Fund	116,359	17,736	(7,671)	10,065
Dimensional 2045 Target Date Retirement Income Fund	96,356	11,461	(1,852)	9,609
Dimensional 2050 Target Date Retirement Income Fund	73,253	11,328	(1,967)	9,361
Dimensional 2055 Target Date Retirement Income Fund	43,807	3,806	(1,038)	2,768
Dimensional 2060 Target Date Retirement Income Fund	38,332	3,011	(912)	2,099
Dimensional 2065 Target Date Retirement Income Fund	6,143	—	(470)	(470)

The difference between GAAP-basis and tax-basis unrealized appreciation (depreciation) can occur as a result of wash sales and other book to tax differences.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

56

For the year ended October 31, 2022, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2022
Dimensional 2025 Target Date Retirement Income Fund	2.04%	$559	56	$2	$1,764	—
Dimensional 2030 Target Date Retirement Income Fund	2.08%	374	68	1	1,893	—
Dimensional 2035 Target Date Retirement Income Fund	2.08%	603	23	1	1,594	—
Dimensional 2040 Target Date Retirement Income Fund	1.99%	399	40	1	1,322	—
Dimensional 2045 Target Date Retirement Income Fund	1.92%	440	20	—	1,077	—
Dimensional 2050 Target Date Retirement Income Fund	1.35%	239	16	—	762	—
Dimensional 2055 Target Date Retirement Income Fund	1.33%	157	17	—	294	$177
Dimensional 2060 Target Date Retirement Income Fund	1.87%	187	13	—	407	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the year ended October 31, 2022.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

57

I. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminates the asset segregation framework previously used by the Portfolios to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Portfolios began complying with the Valuation Rule on August 1, 2022.

J. Other:

As of October 31, 2022, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Dimensional 2025 Target Date Retirement Income Fund	7	84%
Dimensional 2030 Target Date Retirement Income Fund	6	76%
Dimensional 2035 Target Date Retirement Income Fund	7	84%
Dimensional 2040 Target Date Retirement Income Fund	8	90%
Dimensional 2045 Target Date Retirement Income Fund	7	86%
Dimensional 2050 Target Date Retirement Income Fund	5	76%
Dimensional 2055 Target Date Retirement Income Fund	4	76%
Dimensional 2060 Target Date Retirement Income Fund	6	93%
Dimensional 2065 Target Date Retirement Income Fund	5	93%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

58

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the nine portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the portfolios indicated in the table below (nine of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2022, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Statement of operations	Statement of changes in net assets	Financial highlights

Dimensional 2025 Target Date Retirement Income Fund

Dimensional 2030 Target Date Retirement Income Fund

Dimensional 2035 Target Date Retirement Income Fund

Dimensional 2040 Target Date Retirement Income Fund

Dimensional 2045 Target Date Retirement Income Fund

Dimensional 2050 Target Date Retirement Income Fund

Dimensional 2055 Target Date Retirement Income Fund

Dimensional 2060 Target Date Retirement Income Fund

	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022, 2021, 2020, 2019, and 2018

Dimensional 2065 Target Date Retirement Income Fund	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022 and 2021 and the period from January 2, 2020 (commencement of operations) through October 31, 2020

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian and transfer agent of the investee funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations committee and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were three Nominating Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were four Strategy Committee meetings held during the fiscal year ended October 31, 2022.

The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held for the Trust during the fiscal year ended October 31, 2022.

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Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since December 2021	Robert E. McDonough Professor of Business Administration and Finance, McDonough School of Business, Georgetown University (since 2003); Director, Georgetown Center for Financial Markets and Policy (since 2010); and Vice Provost of Faculty (2016-2020), Georgetown University.	147 portfolios in 5 investment companies	Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008- 2021) (22 funds); Director, REAN Cloud (technology) (2015-2018); Director, FBR & Co. (investment banking) (2011- 2017); and Director, Brightwood Capital Advisors, L.P. (private equity) (2013- 2020).
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM- Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	147 portfolios in 5 investment companies	None

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Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	147 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	147 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- 2018).

Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since December 2021	Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management; Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).	147 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	147 portfolios in 5 investment companies	Director (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (2 investment companies within the fund complex) (13 portfolios) (since 2009).
Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since December 2021	Professor of Finance, Yale School of Management (since 2004).	147 portfolios in 5 investment companies	Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (since 2017); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, KCG Holdings (trading company) (January 2017-July 2017).

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Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018-2019). Formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021).	147 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

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Interested Directors/Trustees

The following interested Directors are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director Co-Chief Executive Officer	Director since December 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and Dimensional ETF Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Head of Global Financial Advisor Services for Dimensional Fund Advisors LP (since 2007) and Dimensional Investment LLC (since 2017); Formerly, Vice President (2007 – 2017) of all the DFA Entities; Formerly, Head of Global Advisor Services for Dimensional Investment LLC (2011-2017).	147 portfolios in 5 investment companies	None
Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director Co-Chief Executive Officer and Chief Investment Officer	Chairman and Director since December 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of Dimensional Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director, Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of the DFA Entities; Formerly, Vice President (2007 – 2017) of the DFA Entities; Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of Dimensional Fund Advisors Canada ULC. Formerly, Director of Dimensional Fund Advisors Pte. Ltd. (2017-2018) and Dimensional Fund Advisors Ltd. (2018-2021).	147 portfolios in 5 investment companies	None

1	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.

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[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: the Fund; DIG; DFAITC; DEM; and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•   all the DFA Entities (since 2001)

•   DFA Australia Limited (since 2002)

•   Dimensional Fund Advisors Ltd. (since 2002)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

•   Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•   Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019	Vice President and Assistant Secretary of • DFAIDG, DIG, DFAITC and DEM (since 2019) • Dimensional ETF Trust (since 2020) Vice President (since January 2018) of • Dimensional Holdings Inc.

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
• Dimensional Fund Advisors LP • Dimensional Investment LLC • DFA Securities LLC

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•   all the DFA Entities (since 2017)

•   Dimensional ETF Trust (since 2020)

Director and Vice President (since 2016) of

•   Dimensional Japan Ltd.

Chairman (since 2018) of

•   Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

•   Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•   DFA Australia Limited

Director (since 2016) of

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Hong Kong Limited

Vice President of

•   Dimensional Advisors Ltd. (since 2016)

•   Dimensional Hong Kong Limited (since 2016)

•   Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016-2021) of

•   Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004 – 2017) of

•   all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•   Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016-2019) of

•   Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019-2020) of

•   Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•   Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•   the DFA Fund Complex

Executive Vice President (since January 2020)

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investment LLC

•   DFA Securities LLC

Chief Operating Officer (since December 2019)

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investment LLC

•   DFA Securities LLC

Vice President (since 2020) of

•   DFA Australia Limited

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors Canada ULC

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Ireland Limited

•   Dimensional Japan Ltd.

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020-June 2021) of

•   the DFA Fund Complex

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

•   Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

•   BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•   the DFA Fund Complex

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

•   DFA Australia Limited

•   Dimensional Fund Advisors Canada ULC

•   DFA Securities LLC

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors LP

•   Dimensional Fund Advisors Ltd.

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Holdings Inc.

•   Dimensional Hong Kong Limited

•   Dimensional Investment LLC

Vice President (since March 2021) of

•   Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of

•   Lord Abbett & Co. LLC

Formerly, Chief Financial Officer (2017 - 2020), and Treasurer (2003 – 2017) of

•   Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•   the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

•   Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

•   INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) of

•   all the DFA Entities

Vice President (since 2020) of

•   Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•   Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017-2019) of

•   all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President of

•   all the DFA Entities (since 2015)

•   Dimensional Fund Advisors Ltd. (since 2015)

•   Dimensional ETF Trust (since 2020)

•   DFA Australia Limited (since 2020)

•   Dimensional Fund Advisors Canada ULC (since 2020)

•   Dimensional Ireland Limited (since 2020)

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Assistant Treasurer of • DFAIDG, DIG, DFAITC and DEM (since 2017) • Dimensional ETF Trust (since 2020)
Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional ETF Trust (since 2020)
Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•   the DFA Fund Complex

Formerly, Director (May 2019 – January 2021) at

•   INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•   OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

•   DFAIDG, DIG, DFAITC and DEM (since 2017)

•   Dimensional ETF Trust (since 2020)

General Counsel of

•   all the DFA Entities (since 2001)

•   Dimensional Fund Advisors LP (since 2006)

•   Dimensional Holdings Inc (since 2006)

•   Dimensional Investment LLC (since 2009)

•   DFA Canada LLC (since 2009)

•   Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   DFA Securities LLC

•   Dimensional Investment LLC

Secretary of

•   Dimensional Fund Advisors LP (since 2006)

•   Dimensional Holdings Inc. (since 2006)

•   DFA Securities LLC (since 2006)

•   Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

•   DFA Australia Limited

•   Dimensional Fund Advisors Ltd. Vice President and Secretary of

•   Dimensional Fund Advisors Canada ULC (since 2003)

•   DFA Canada LLC (since 2009)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd (since 2014)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

•   Dimensional Hong Kong Limited

Director of

•   Dimensional Australia Limited (since 2007)

•   Dimensional Funds plc (since 2002)

•   Dimensional Funds II plc (since 2006)

•   Director of Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd. (since 2012)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•   Dimensional Ireland Limited (since 2018)

Formerly, Vice President and Secretary (2010 – 2014) of

•   Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•   DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of

•   Dimensional Fund Advisors LP (1997 – 2017)

•   Dimensional Holdings Inc. (2006 – 2017)

•   DFA Securities LLC (1997 – 2017)

•   Dimensional Investment LLC (2009 – 2017)

Formerly, Director (2002 – 2021) of

•   Dimensional Fund Advisors Ltd.

Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

•   the DFA Fund Complex

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of

•   DFA Securities LLC

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

•   DFA Australia Limited

•   Dimensional Fund Advisors Ltd.

•   Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013-2020) of:

•   DFA Fund Complex

•   DFA Securities LLC

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Formerly, Vice President (2013-2020) of:

•   DFA Fund Complex

Formerly, Director (2019-2021) of:

•   Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President and Secretary of

•   DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)

•   Dimensional ETF Trust (since 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Vice President of

•   DFA Securities LLC (since 2010)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Fund Advisors Canada ULC (since 2016)

Assistant Secretary (since 2016) of

•   DFA Securities LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020	Chief Compliance Officer (since 2020) • the DFA Fund Complex • Vice President (since 2016) of • DFA Securities LLC • Dimensional Fund Advisors LP • Dimensional Holdings Inc.

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•   Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer

•   Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan

•   Dimensional Investment Advisors LP (April 2017 – January 2020)

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer (since 2020) of

•   the DFA Fund Complex

Vice President

•   Dimensional Holdings Inc. (since 2016)

•   Dimensional Fund Advisors LP (since 2016)

•   Dimensional Investment LLC (since 2016)

•   DFA Securities LLC (since 2016)

•   Dimensional Fund Advisors Canada ULC (since 2020)

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at https://www.dimensional.com/us-en/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

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TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2022. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2022 (e.g., IRS Form 1099-DIV) will be provided in early 2023. Shareholders should refer to these statements in preparing their calendar year 2022 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2022.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Dimensional 2025 Target Date Retirement Income Fund	55%	1%	44%	—	—	100%	6%	10%	—	—	3%	93%	100%
Dimensional 2030 Target Date Retirement Income Fund	58%	—	42%	—	—	100%	10%	17%	—	—	5%	85%	—
Dimensional 2035 Target Date Retirement Income Fund	66%	—	34%	—	—	100%	16%	29%	—	—	9%	73%	100%
Dimensional 2040 Target Date Retirement Income Fund	62%	1%	37%	—	—	100%	30%	54%	—	—	17%	43%	100%
Dimensional 2045 Target Date Retirement Income Fund	68%	1%	31%	—	—	100%	49%	87%	—	—	27%	2%	100%
Dimensional 2050 Target Date Retirement Income Fund	72%	5%	23%	—	—	100%	52%	93%	—	—	28%	1%	100%
Dimensional 2055 Target Date Retirement Income Fund	77%	1%	22%	—	—	100%	52%	93%	—	—	29%	1%	100%
Dimensional 2060 Target Date Retirement Income Fund	77%	4%	19%	—	—	100%	52%	93%	—	—	28%	1%	100%
Dimensional 2065 Target Date Retirement Income Fund	100%	—	—	—	—	100%	51%	92%	—	—	33%	1%	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

See accompanying Notes to Financial Statements.

75

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

See accompanying Notes to Financial Statements.

76

DFA103122-053A 00281092

Annual Report

Year Ended: October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional 2010 Target Date Retirement Income Fund

Dimensional 2015 Target Date Retirement Income Fund

Dimensional 2020 Target Date Retirement Income Fund

December 2022

Dear Shareholder,

For more than four decades, Dimensional has been innovating on behalf of investors, using financial science to pursue higher expected returns across a range of market conditions.

We start with what clients are seeking and determine how best to deliver strategies to meet those needs through a systematic approach designed to add value over indexing. Every day, we manage our strategies through a flexible process that allows us to consistently focus on reducing costs and controlling risks. We believe in sensible ideas that we can implement well. And we’re committed to continuing to enhance the investment solutions and services we provide to empower financial professionals.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

ANNUAL REPORT

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes
†	See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Dimensional 2010 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms,

S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2022

Dimensional 2015 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms,

S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2022

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Dimensional 2020 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms,

S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2022

3

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2022

U.S. equities had negative returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, lost approximately -16.52%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2022
Russell 3000® Index	-16.52%
Russell 1000® Index (large-cap stocks)	-16.38%
Russell Midcap® Index (mid-cap stocks)	-17.17%
Russell 2000® Index (small-cap stocks)	-18.54%
Russell Microcap® Index (micro-cap stocks)	-22.29%
Dow Jones U.S. Select REIT Index SM	-19.97%

Total Return for 12 Months Ended October 31, 2022
Russell 1000® Value Index (large-cap value stocks)	-7.00%
Russell 1000® Growth Index (large-cap growth stocks)	-24.60%
Russell 2000® Value Index (small-cap value stocks)	-10.73%
Russell 2000® Growth Index (small-cap growth stocks)	-26.02%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

International Equity Market Review	12 Months Ended October 31, 2022

Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2022
Return in U.S. Dollars
MSCI World ex USA Index	-22.04%
MSCI World ex USA Mid Cap Index	-27.57%
MSCI World ex USA Small Cap Index	-29.13%
MSCI World ex USA Value Index	-15.27%
MSCI World ex USA Growth Index	-28.78%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against all non-U.S. developed markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

4

Total Return for 12 Months Ended October 31, 2022
Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-1.81%	-24.67%
United Kingdom	4.27%	-12.42%
Canada	-5.29%	-13.94%
France	-6.77%	-20.38%
Switzerland	-11.30%	-19.01%
Australia	-0.54%	-15.30%
Germany	-21.22%	-32.72%
Netherlands	-28.51%	-38.71%
Sweden	-16.17%	-34.85%
Denmark	-7.88%	-21.38%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

Emerging markets had negative performance for the period and underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2022
Return in U.S. Dollars
MSCI Emerging Markets Index	-31.03%
MSCI Emerging Markets Mid Cap Index	-24.80%
MSCI Emerging Markets Small Cap Index	-23.42%
MSCI Emerging Markets Value Index	-25.21%
MSCI Emerging Markets Growth Index	-36.11%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against most emerging markets currencies and depreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2022
Ten Largest Emerging Markets by Market Cap Dollars	Local Return	Return in U.S.
China	-46.31%	-47.90%
India	2.93%	-6.89%
Taiwan	-24.11%	-34.50%

5

Korea	-19.88%	-34.28%
Brazil	15.95%	24.57%
Saudi Arabia	2.18%	2.00%
South Africa	0.77%	-16.66%
Mexico	1.99%	5.56%
Indonesia	16.58%	5.89%
Thailand	4.97%	-8.48%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2022, these differences generally detracted from non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

Fixed Income Market Review	12 Months Ended October 31, 2022

Bond yields generally increased in the U.S. during the 12 months ended October 31, 2022. Longer-term government bonds generally underperformed shorter-term government bonds for the period. Bond yields also increased across global developed markets, resulting in the general underperformance of longer-term government bonds across global developed markets as well.

Long-term bond indices generally underperformed short-term bond indices in global developed fixed income markets for the 12 months ended October 31, 2022. For example, the FTSE World Government Bond Index 1-3 Years (hedged to USD) returned -3.35%, while the FTSE World Government Bond Index 20+ Years (hedged to USD) returned -29.51%. Within the U.S., the Bloomberg U.S. Treasury Bond Index 1-3 Years returned -4.85%, while the Bloomberg U.S. Treasury Bond Index 20+ Years returned -33.73%.

	October 31, 2021	October 31, 2022	Change
One-Month Treasury Bill (yield)	0.06%	3.73%	3.67%
Ten-Year U.S. Treasury Notes (yield)	1.55%	4.10%	2.55%

Source: Bloomberg

Many of Dimensional’s fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields.

6

During the period under review, within the taxable bond market, the ultra-short-term Portfolios employing a variable maturity approach generally focused on the longer end of their eligible maturity range, reflecting a generally upwardly sloped ultra-short-term segment of eligible yield curves. The short-term Portfolios employing a variable maturity approach typically shortened duration by focusing on the one- to three-year maturity range as higher expected returns generally resided within this segment, reflecting the flat to inverted nature of eligible yield curves beyond three-years. The intermediate-term Portfolios employing a variable maturity approach focused on a combination of short- and long-term securities as certain eligible yield curves were generally upwardly sloped in their long-term segments. Realized term premiums were generally negative during the period.

Some of Dimensional’s fixed income strategies use a variable credit approach that varies exposure to lower credit quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing higher expected credit premiums.

Credit spreads widened over the period, indicating larger expected credit premiums. As a result, the variable credit Portfolios generally increased their allocations to single-A, BBB, and where allowable and appropriate, BB rated bonds during the period. Realized credit premiums were generally negative, as corporate bonds underperformed their government bond counterparts. Corporate bonds also generally underperformed securitized bonds during the period.

For the tax-exempt market, Portfolios employing a variable maturity approach generally focused on the shorter-end of their eligible duration ranges, reflecting the relatively flat slope of eligible municipal curves during the period. Realized term premiums were generally negative for municipal securities during the period.

Target Date Retirement Income Fund 2010-2020 Review	12 Months Ended October 31, 2022

The Dimensional Target Date Retirement Income Portfolios listed below are designed for investors in retirement and who are planning to withdraw the value of their investment in a Portfolio over many years after the target date:

Dimensional 2010 Target Date Retirement Income Fund

Dimensional 2015 Target Date Retirement Income Fund

Dimensional 2020 Target Date Retirement Income Fund

Each Portfolio allocates investments to other equity and fixed income mutual funds managed by Dimensional (the “Underlying Funds”). Over time, each Portfolio’s allocation to the Underlying Funds is expected to change based on an asset allocation strategy that generally becomes more conservative (reducing its allocation to equity Underlying Funds and increasing its allocation to fixed income Underlying Funds).

Each Portfolio uses equity Underlying Funds as growth assets and uses fixed income Underlying Funds to hedge against changes to the cost of funding in-retirement consumption. Over time, the percentage allocated by a Portfolio to growth assets is expected to decrease and the percentage allocated to hedging assets is expected to increase.

7

In evaluating the performance of the hedging portion of the Portfolio, we believe investors should focus on changes to their cost of funding in-retirement consumption rather than on asset growth. During periods in which real interest rates decrease, the present-day cost of funding an investor’s future in-retirement consumption generally increases. As a result, the portion of the Portfolio allocated to the fixed income Underlying Funds, which is intended to hedge against changes to cost of funding in-retirement consumption, should be evaluated alongside changes in the cost of funding in-retirement consumption.

For the one-year period ending October 31, 2022, in aggregate, the equity Underlying Funds had negative returns and detracted from the Portfolios’ growth assets. The fixed income Underlying Funds, which have exposure to inflation-protected securities, had negative returns, as real interest rates generally increased during the period. The hedging assets performed in line with changes in cost of retirement income, as intended, and the cost of funding investors’ consumption in retirement generally decreased due to increases in real interest rates.

Dimensional 2010 Target Date Retirement Income Fund

The Dimensional 2010 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of other mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Inflation-Protected Securities Portfolio, and the DFA One-Year Fixed Income Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2022, the total return was -11.62% for the Fund, -20.68% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and -3.35% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2022, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks generally outperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ greater allocation to U.S. stocks and lesser allocation to developed ex U.S. and emerging markets stocks also contributed positively to relative performance, as U.S. stocks outperformed.

The Fund’s holdings of the Fixed Income Underlying Funds are intended to hedge against changes to the cost of funding in-retirement consumption by targeting the duration of investors’ retirement consumption liabilities. These holdings had an average duration of approximately 6.34 years

8

over the 12 months ended October 31, 2022, compared to an average duration of approximately 1.87 years for the fixed income benchmark. The Fund’s holdings of the Fixed Income Underlying Funds underperformed the fixed income benchmark for the period. The Fixed Income Underlying Funds’ longer duration detracted from performance relative to the short-term benchmark, as realized term premiums were negative across nominal and real securities for the period.

For the 12 months ended October 31, 2022, the total return was -11.62% for the Fund and -11.63% for the S&P STRIDE Glide Path 2010 Index, a target date benchmark.

Dimensional 2015 Target Date Retirement Income Fund

The Dimensional 2015 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of other mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Inflation-Protected Securities Portfolio and the DFA LTIP Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2022, the total return was -14.53% for the Fund, -20.68% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and -3.35% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2022, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks generally outperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ greater allocation to U.S. stocks and lesser allocation to developed ex U.S. and emerging markets stocks also contributed positively to relative performance, as U.S. stocks outperformed.

The Fund’s holdings of the Fixed Income Underlying Funds are intended to hedge against changes to the cost of funding in-retirement consumption by targeting the duration of investors’ retirement consumption liabilities. These holdings had an average duration of approximately 8.76 years over the 12 months ended October 31, 2022, compared to an average duration of approximately 1.87 years for the fixed income benchmark. The Fund’s holdings of the Fixed Income Underlying Funds underperformed the fixed income benchmark for the period. The Fixed Income Underlying Funds’ longer duration detracted from performance relative to the short-term fixed income benchmark, as realized term premiums were negative across nominal and real securities for the period.

For the 12 months ended October 31, 2022, the total return was -14.53% for the Fund and -15.04% for the S&P STRIDE Glide Path 2015 Index, a target date benchmark.

9

Dimensional 2020 Target Date Retirement Income Fund

The Dimensional 2020 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Inflation-Protected Securities Portfolio and the DFA LTIP Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2022, the total return was -17.18% for the Fund, -20.68% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and -3.35% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2022, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks generally outperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ greater allocation to U.S. stocks and lesser allocation to developed ex U.S. and emerging markets stocks also contributed positively to relative performance, as U.S. stocks outperformed.

The Fund’s holdings of the Fixed Income Underlying Funds are intended to hedge against changes to the cost of funding in-retirement consumption by targeting the duration of investors’ retirement consumption liabilities. These holdings had an average duration of approximately 11.18 years over the 12 months ended October 31, 2022, compared to an average duration of approximately 1.87 years for the fixed income benchmark. The Fund’s holdings of the Fixed Income Underlying Funds underperformed the fixed income benchmark for the period. The Fixed Income Underlying Funds’ longer duration detracted from performance relative to the short-term fixed income benchmark, as realized term premiums were negative across nominal and real securities during the period.

For the 12 months ended October 31, 2022, the total return was -17.18% for the Fund and -17.41% for the S&P STRIDE Glide Path 2020 Index, a target date benchmark.

10

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2022

EXPENSE TABLES

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional 2010 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$932.70	0.18%	$0.88
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.18%	$0.92

Dimensional 2015 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$911.50	0.17%	$0.82
Hypothetical 5% Annual Return	$1,000.00	$1,024.35	0.17%	$0.87

11

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional 2020 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$894.30	0.19%	$0.91
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.19%	$0.97

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

12

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 28, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

FUNDS OF FUNDS

Affiliated Investment Companies
Dimensional 2010 Target Date Retirement Income Fund	100.0%
Dimensional 2015 Target Date Retirement Income Fund	100.0%
Dimensional 2020 Target Date Retirement Income Fund	100.0%

13

DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	1,241,770	$13,411,111
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	266,559	2,668,258
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	52,569	1,613,869
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	58,459	1,610,551
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	30,278	637,656
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	20,950	379,823
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	26,104	318,992

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $20,333,718)		$20,640,260

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$20,640,260	—	—	$20,640,260

TOTAL	$20,640,260	—	—	$20,640,260

See accompanying Notes to Financial Statements.

14

DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	2,179,792	$23,541,751
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	96,997	2,977,820
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	107,777	2,969,264
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	232,104	1,522,601
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	56,814	1,196,496
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	39,779	721,187
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	49,504	604,936

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $32,464,464)		$33,534,055

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 3.010% (Cost $12,109)	12,109	12,109

TOTAL INVESTMENTS — (100.0%) (Cost $32,476,573)		$33,546,164

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$33,534,055	—	—	$33,534,055
Temporary Cash Investments	12,109	—	—	12,109

TOTAL	$33,546,164	—	—	$33,546,164

See accompanying Notes to Financial Statements.

15

DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	5,736,238	$61,951,368
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	2,057,665	13,498,281
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	293,374	9,006,599
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	326,241	8,987,960
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	172,375	3,630,214
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	119,890	2,173,601
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	149,230	1,823,591

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $101,880,223)		$101,071,614

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$101,071,614	—	—	$101,071,614

TOTAL	$101,071,614	—	—	$101,071,614

See accompanying Notes to Financial Statements.

16

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	Dimensional 2010 Target Date Retirement Income Fund+	Dimensional 2015 Target Date Retirement Income Fund+	Dimensional 2020 Target Date Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$20,640	$33,534	$101,072
Temporary Cash Investments at Value & Cost	—	12	—
Receivables:
Affiliated Investment Companies Sold	43	—	72
Fund Shares Sold	4	2	25
Prepaid Expenses and Other Assets	13	11	14

Total Assets	20,700	33,559	101,183

LIABILITIES:
Payables:
Due to Custodian	40	—	24
Fund Shares Redeemed	2	13	300
Due to Advisor	1	6	4
Accrued Expenses and Other Liabilities	4	4	8

Total Liabilities	47	23	336

NET ASSETS	$20,653	$33,536	$100,847

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $20,653; $33,536 and $100,847 and shares outstanding of 1,950,872, 3,252,644 and 9,743,961, respectively	$10.59	$10.31	$10.35

NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000

Investments in Affiliated Investment Companies at Cost	$20,334	$32,464	$101,880

NET ASSETS CONSIST OF:
Paid-In Capital	$21,227	$33,107	$103,378
Total Distributable Earnings (Loss)	(574)	429	(2,531)

NET ASSETS	$20,653	$33,536	$100,847

+	See Note C to the Financial Statements for additional information about the Due from Advisor receivable.

See accompanying Notes to Financial Statements.

17

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	Dimensional 2010 Target Date Retirement Income Fund	Dimensional 2015 Target Date Retirement Income Fund	Dimensional 2020 Target Date Retirement Income Fund
Investment Income
Income Distributions Received from Affiliated Investment Companies	$1,427	$2,531	$7,546

Total Investment Income	1,427	2,531	7,546

Expenses
Accounting & Transfer Agent Fees	5	7	16
Custodian Fees	1	1	2
Filing Fees	18	17	24
Shareholders’ Reports	3	1	14
Directors’/Trustees’ Fees & Expenses	—	—	1
Previously Waived Fees Recovered by Advisor (Note C)	3	10	10
Other	3	5	12

Total Expenses	33	41	79

Fees Waived, Expenses Reimbursed by Advisor (Note C)	17	16	8

Net Expenses	16	25	71

Net Investment Income (Loss)	1,411	2,506	7,475

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	172	381	1,386
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(902)	(601)	(1,933)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(3,786)	(8,699)	(29,242)

Net Realized and Unrealized Gain (Loss)	(4,516)	(8,919)	(29,789)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,105)	$(6,413)	$(22,314)

See accompanying Notes to Financial Statements.

18

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2010 Target Date Retirement Income Fund		Dimensional 2015 Target Date Retirement Income Fund		Dimensional 2020 Target Date Retirement Income Fund
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,411	$677	$2,506	$1,597	$7,475	$4,684
Capital Gain Distributions Received from Affiliated Investment Companies	172	75	381	310	1,386	1,653
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(902)	269	(601)	950	(1,933)	3,505
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(3,786)	1,629	(8,699)	3,026	(29,242)	7,895

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,105)	2,650	(6,413)	5,883	(22,314)	17,737

Distributions:
Institutional Class Shares	(1,683)	(992)	(3,523)	(2,553)	(11,627)	(6,792)
Capital Share Transactions (1):
Shares Issued	7,672	9,055	8,301	11,989	24,828	33,365
Shares Issued in Lieu of Cash Distributions	1,683	992	3,523	2,553	11,627	6,787
Shares Redeemed	(9,899)	(4,672)	(14,024)	(13,650)	(33,144)	(45,430)

Net Increase (Decrease) from Capital Share Transactions	(544)	5,375	(2,200)	892	3,311	(5,278)

Total Increase (Decrease) in Net Assets	(5,332)	7,033	(12,136)	4,222	(30,630)	5,667
Net Assets
Beginning of Year	25,985	18,952	45,672	41,450	131,477	125,810

End of Year	$20,653	$25,985	$33,536	$45,672	$100,847	$131,477

(1) Shares Issued and Redeemed:
Shares Issued	645	720	670	932	2,001	2,484
Shares Issued in Lieu of Cash Distributions	148	80	305	201	978	511
Shares Redeemed	(869)	(374)	(1,188)	(1,064)	(2,760)	(3,406)

Net Increase (Decrease) from Shares Issued and Redeemed	(76)	426	(213)	69	219	(411)

See accompanying Notes to Financial Statements.

19

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2010 Target Date Retirement Income Fund					Dimensional 2015 Target Date Retirement Income Fund
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$12.82	$11.84	$11.13	$10.32	$10.76	$13.18	$12.20	$11.28	$10.34	$10.83

Income from Investment Operations (A)
Net Investment Income (Loss)	0.66	0.41	0.14	0.23	0.30	0.72	0.47	0.14	0.23	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.11)	1.18	0.76	0.80	(0.41)	(2.55)	1.27	0.93	0.94	(0.45)

Total from Investment Operations	(1.45)	1.59	0.90	1.03	(0.11)	(1.83)	1.74	1.07	1.17	(0.14)

Less Distributions:
Net Investment Income	(0.64)	(0.41)	(0.14)	(0.22)	(0.30)	(0.74)	(0.46)	(0.14)	(0.23)	(0.31)
Net Realized Gains	(0.14)	(0.20)	(0.05)	—	(0.03)	(0.30)	(0.30)	(0.01)	(—)	(0.04)

Total Distributions	(0.78)	(0.61)	(0.19)	(0.22)	(0.33)	(1.04)	(0.76)	(0.15)	(0.23)	(0.35)

Net Asset Value, End of Year	$10.59	$12.82	$11.84	$11.13	$10.32	$10.31	$13.18	$12.20	$11.28	$10.34

Total Return	(11.62%)	13.65%	8.09%	10.09%	(1.10%)	(14.53%)	14.68%	9.58%	11.39%	(1.42%)

Net Assets, End of Year (thousands)	$20,653	$25,985	$18,952	$19,681	$15,016	$33,536	$45,672	$41,450	$51,570	$48,518
Ratio of Expenses to Average Net Assets *(B)	0.18%	0.19%	0.20%	0.21%	0.20%	0.17%	0.18%	0.19%	0.19%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.24%	0.34%	0.45%	0.55%	0.38%	0.19%	0.25%	0.29%	0.33%	0.27%
Ratio of Net Investment Income to Average Net Assets	5.55%	3.25%	1.22%	2.10%	2.77%	6.02%	3.69%	1.23%	2.09%	2.83%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.12%	0.13%	0.14%	0.15%	0.14%	0.11%	0.12%	0.13%	0.13%	0.13%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

20

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2020 Target Date Retirement Income Fund
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$13.80	$12.66	$11.60	$10.52	$11.03

Income from Investment Operations (A)
Net Investment Income (Loss)	0.76	0.48	0.15	0.24	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.01)	1.35	1.12	1.11	(0.48)

Total from Investment Operations	(2.25)	1.83	1.27	1.35	(0.17)

Less Distributions:
Net Investment Income	(0.76)	(0.48)	(0.15)	(0.24)	(0.32)
Net Realized Gains	(0.44)	(0.21)	(0.06)	(0.03)	(0.02)
Total Distributions	(1.20)	(0.69)	(0.21)	(0.27)	(0.34)

Net Asset Value, End of Year.	$10.35	$13.80	$12.66	$11.60	$10.52

Total Return	(17.18%)	14.83%	11.11%	12.94%	(1.67%)

Net Assets, End of Year (thousands)	$100,847	$131,477	$125,810	$120,380	$100,643
Ratio of Expenses to Average Net Assets *(B)	0.19%	0.19%	0.20%	0.21%	0.21%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.18%	0.20%	0.22%	0.25%	0.24%
Ratio of Net Investment Income to Average Net Assets	6.20%	3.60%	1.27%	2.15%	2.77%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.13%	0.13%	0.14%	0.15%	0.15%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

21

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, three of which, the Dimensional 2010 Target Date Retirement Income Fund, the Dimensional 2015 Target Date Retirement Income Fund, and the Dimensional 2020 Target Date Retirement Income Fund (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolios achieve their investment objectives by investing substantially all of their assets in other series of IDG and Dimensional Investment Group Inc. (“DIG”) (collectively, the “Underlying Funds”). The Portfolios may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of October 31, 2022, the Portfolios were the owners of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/22
Dimensional 2010 Target Date Retirement Income Fund Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	DFA Inflation-Protected Securities Portfolio (IDG)	—
	DFA One-Year Fixed Income Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
Dimensional 2015 Target Date Retirement Income Fund Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	1%
	DFA Inflation-Protected Securities Portfolio (IDG)	—
Dimensional 2020 Target Date Retirement Income Fund Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	5%
	DFA Inflation-Protected Securities Portfolio (IDG)	1%

22

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•

Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund and money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A valuation hierarchy is included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred

23

fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from investments in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Portfolio. For the year ended October 31, 2022, each Portfolio did not pay a management fee to the Advisor for the services provided by the Advisor to the Portfolio. As a shareholder of the Underlying Funds, each Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

Effective February 28, 2019, pursuant to an Expense Assumption Agreement (the “Expense Assumption Agreement”) for each Portfolio, the Advisor has contractually agreed to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the expense limitation amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Expense Assumption Agreement for each Portfolio will remain in effect through February 28, 2023, and may only be terminated by the Fund’s Board of Directors prior to that date. The Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The net amount of expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2022, are reflected below (amounts in thousands). Prior to February 28, 2019, pursuant to a Fee Waiver and Expense Assumption Agreement for each Portfolio, the Advisor had contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the Expense Limitation Amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Dimensional 2010 Target Date Retirement Income Fund	0.06%	$3	$17	$92

24

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Dimensional 2015 Target Date Retirement Income Fund	0.06%	$10	$16	$86
Dimensional 2020 Target Date Retirement Income Fund	0.06%	10	8	34

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2022, the total related amount paid by the Fund to the CCO was $166 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Dimensional 2010 Target Date Retirement Income Fund	—
Dimensional 2015 Target Date Retirement Income Fund	—
Dimensional 2020 Target Date Retirement Income Fund	—

E. Purchases and Sales of Securities:

For the year ended October 31, 2022, the Portfolios’ transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
Dimensional 2010 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$17,213	$5,066	$5,503	$(684)	$(2,682)	$13,410	1,242	$1,289	$9
DFA One-Year Fixed Income Portfolio	2,636	1,987	1,863	(42)	(50)	2,668	267	22	—
U.S. Core Equity 1 Portfolio	2,065	545	687	(41)	(268)	1,614	53	27	53
U.S. Large Company Portfolio	2,067	610	641	(58)	(367)	1,611	58	26	110
Large Cap International Portfolio	904	223	271	(33)	(185)	638	30	28	—
Emerging Markets Core Equity Portfolio	561	141	161	(26)	(135)	380	21	19	—
International Core Equity Portfolio	451	102	117	(18)	(99)	319	26	16	—

Total	$25,897	$8,674	$9,243	$(902)	$(3,786)	$20,640	1,697	$1,427	$172

25

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
Dimensional 2015 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$31,541	$5,487	$7,639	$(579)	$(5,268)	$23,542	2,180	$2,149	$15
U.S. Core Equity 1 Portfolio	3,901	840	1,189	24	(598)	2,978	97	48	101
U.S. Large Company Portfolio	3,935	973	1,156	6	(789)	2,969	108	47	207
DFA LTIP Portfolio	2,730	1,433	1,427	(45)	(1,168)	1,523	232	178	58
Large Cap International Portfolio	1,708	315	435	(3)	(389)	1,196	57	49	—
Emerging Markets Core Equity Portfolio	1,068	179	243	(4)	(279)	721	40	33	—
International Core Equity Portfolio	855	138	180	—	(208)	605	50	27	—

Total	$45,738	$9,365	$12,269	$(601)	$(8,699)	$33,534	2,764	$2,531	$381

Dimensional 2020 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$77,501	$12,151	$12,849	$(1,362)	$(13,490)	$61,951	5,736	$5,523	$40
DFA LTIP Portfolio	21,070	7,034	4,837	(469)	(9,300)	13,498	2,058	1,427	460
U.S. Core Equity 1 Portfolio	11,188	2,339	2,848	(3)	(1,669)	9,007	293	139	290
U.S. Large Company Portfolio	11,286	2,680	2,691	(43)	(2,244)	8,988	326	136	596
Large Cap International Portfolio	4,889	969	1,081	(20)	(1,127)	3,630	172	143	—
Emerging Markets Core Equity Portfolio	3,042	663	695	(19)	(817)	2,174	120	98	—
International Core Equity Portfolio	2,440	479	483	(17)	(595)	1,824	149	80	—

Total	$131,416	$26,315	$25,484	$(1,933)	$(29,242)	$101,072	8,854	$7,546	$1,386

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

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The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Dimensional 2010 Target Date Retirement Income Fund
2021	$668	$324	—	$992
2022	1,450	233	—	1,683
Dimensional 2015 Target Date Retirement Income Fund
2021	1,657	896	—	2,553
2022	2,487	1,035	—	3,522
Dimensional 2020 Target Date Retirement Income Fund
2021	4,726	2,066	—	6,792
2022	7,431	4,196	—	11,627

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional 2010 Target Date Retirement Income Fund	$(18)	—	$(18)
Dimensional 2015 Target Date Retirement Income Fund	(19)	$(9)	(28)
Dimensional 2020 Target Date Retirement Income Fund	(61)	(264)	(325)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional 2010 Target Date Retirement Income Fund	—	—	$(323)	$(249)	$(572)
Dimensional 2015 Target Date Retirement Income Fund	—	—	—	431	431
Dimensional 2020 Target Date Retirement Income Fund	—	$610	—	(3,143)	(2,533)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Dimensional 2010 Target Date Retirement Income Fund	$323	$323

During the year ended October 31, 2022, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

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As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional 2010 Target Date Retirement Income Fund	$20,889	$1,335	$(1,584)	$(249)
Dimensional 2015 Target Date Retirement Income Fund	33,115	2,277	(1,846)	431
Dimensional 2020 Target Date Retirement Income Fund	104,214	8,444	(11,586)	(3,142)

The difference between GAAP-basis and tax-basis unrealized appreciation (depreciation) can occur as a result of wash sales and other book to tax differences.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the year ended October 31, 2022, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2022
Dimensional 2010 Target Date Retirement Income Fund	1.59%	$149	20	—	$241	—

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	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2022
Dimensional 2015 Target Date Retirement Income Fund	1.83%	$192	31	—	$476	—
Dimensional 2020 Target Date Retirement Income Fund	2.17%	343	77	$1	977	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the year ended October 31, 2022.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminates the asset segregation framework previously used by the Portfolios to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios began complying with the Derivatives Rule on August 19, 2022.

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On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Portfolios began complying with the Valuation Rule on August 1, 2022.

J. Other:

As of October 31, 2022, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Dimensional 2010 Target Date Retirement Income Fund	8	89%
Dimensional 2015 Target Date Retirement Income Fund	9	87%
Dimensional 2020 Target Date Retirement Income Fund	6	82%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund and Dimensional 2020 Target Date Retirement Income Fund (three of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022, and each of the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian and transfer agent of the investee funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations committee and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were three Nominating Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were four Strategy Committee meetings held during the fiscal year ended October 31, 2022.

The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held for the Trust during the fiscal year ended October 31, 2022.

32

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/Trustee	Since December 2021	Robert E. McDonough Professor of Business Administration and Finance, McDonough School of Business, Georgetown University (since 2003); Director, Georgetown Center for Financial Markets and Policy (since 2010); and Vice Provost of Faculty (2016-2020), Georgetown University.	147 portfolios in 5 investment companies	Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008- 2021) (22 funds); Director, REAN Cloud (technology) (2015-2018); Director, FBR & Co. (investment banking) (2011- 2017); and Director, Brightwood Capital Advisors, L.P. (private equity) (2013- 2020).

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	147 portfolios in 5 investment companies	None

34

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	147 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	147 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- 2018).

Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since December 2021	Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management; Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).	147 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	147 portfolios in 5 investment companies	Director (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (2 investment companies within the fund complex) (13 portfolios) (since 2009).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since December 2021	Professor of Finance, Yale School of Management (since 2004).	147 portfolios in 5 investment companies	Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (since 2017); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, KCG Holdings (trading company) (January 2017-July 2017).

35

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018-2019). Formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021).	147 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

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Interested Directors/Trustees

The following interested Directors are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director Co-Chief Executive Officer	Director since December 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and Dimensional ETF Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Head of Global Financial Advisor Services for Dimensional Fund Advisors LP (since 2007) and Dimensional Investment LLC (since 2017); Formerly, Vice President (2007 – 2017) of all the DFA Entities; Formerly, Head of Global Advisor Services for Dimensional Investment LLC (2011-2017).	147 portfolios in 5 investment companies	None
Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director Co-Chief Executive Officer and Chief Investment Officer	Chairman and Director since December 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of Dimensional Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director, Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of the DFA Entities; Formerly, Vice President (2007 – 2017) of the DFA Entities; Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of Dimensional Fund Advisors Canada ULC. Formerly, Director of Dimensional Fund Advisors Pte. Ltd. (2017-2018) and Dimensional Fund Advisors Ltd. (2018-2021).	147 portfolios in 5 investment companies	None

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.

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[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: the Fund; DIG; DFAITC; DEM; and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•   all the DFA Entities (since 2001)

•   DFA Australia Limited (since 2002)

•   Dimensional Fund Advisors Ltd. (since 2002)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

•   Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•   Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019	Vice President and Assistant Secretary of • DFAIDG, DIG, DFAITC and DEM (since 2019) • Dimensional ETF Trust (since 2020) Vice President (since January 2018) of • Dimensional Holdings Inc.

38

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
• Dimensional Fund Advisors LP • Dimensional Investment LLC • DFA Securities LLC
Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•   all the DFA Entities (since 2017)

•   Dimensional ETF Trust (since 2020)

Director and Vice President (since 2016) of

•   Dimensional Japan Ltd.

Chairman (since 2018) of

•   Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

•   Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•   DFA Australia Limited

Director (since 2016) of

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Hong Kong Limited

Vice President of

•   Dimensional Advisors Ltd. (since 2016)

•   Dimensional Hong Kong Limited (since 2016)

•   Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016-2021) of

•   Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004 – 2017) of

•   all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•   Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016-2019) of

•   Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019-2020) of

•   Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•   Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•   the DFA Fund Complex

Executive Vice President (since January 2020)

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investment LLC

•   DFA Securities LLC

Chief Operating Officer (since December 2019)

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investment LLC

•   DFA Securities LLC

Vice President (since 2020) of

•   DFA Australia Limited

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors Canada ULC

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Ireland Limited

•   Dimensional Japan Ltd.

39

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020-June 2021) of

•   the DFA Fund Complex

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

•   Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

•   BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•   the DFA Fund Complex

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

•   DFA Australia Limited

•   Dimensional Fund Advisors Canada ULC

•   DFA Securities LLC

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors LP

•   Dimensional Fund Advisors Ltd.

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Holdings Inc.

•   Dimensional Hong Kong Limited

•   Dimensional Investment LLC

Vice President (since March 2021) of

•   Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of

•   Lord Abbett & Co. LLC

Formerly, Chief Financial Officer (2017 - 2020), and Treasurer (2003 – 2017) of

•   Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•   the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

•   Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

•   INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) of

•   all the DFA Entities

Vice President (since 2020) of

•   Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•   Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017-2019) of

•   all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President of

•   all the DFA Entities (since 2015)

•   Dimensional Fund Advisors Ltd. (since 2015)

•   Dimensional ETF Trust (since 2020)

•   DFA Australia Limited (since 2020)

•   Dimensional Fund Advisors Canada ULC (since 2020)

•   Dimensional Ireland Limited (since 2020)

Assistant Treasurer of

• DFAIDG, DIG, DFAITC and DEM (since 2017) • Dimensional ETF Trust (since 2020)

40

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•   the DFA Fund Complex

Formerly, Director (May 2019 – January 2021) at

•   INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•   OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

•   DFAIDG, DIG, DFAITC and DEM (since 2017)

•   Dimensional ETF Trust (since 2020)

General Counsel of

•   all the DFA Entities (since 2001)

•   Dimensional Fund Advisors LP (since 2006)

•   Dimensional Holdings Inc. (since 2006)

•   Dimensional Investment LLC (since 2009)

•   DFA Canada LLC (since 2009)

•   Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   DFA Securities LLC

•   Dimensional Investment LLC

Secretary of

•   Dimensional Fund Advisors LP (since 2006)

•   Dimensional Holdings Inc. (since 2006)

•   DFA Securities LLC (since 2006)

•   Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

•   DFA Australia Limited

•   Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•   Dimensional Fund Advisors Canada ULC (since 2003)

•   DFA Canada LLC (since 2009)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd (since 2014)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

•   Dimensional Hong Kong Limited

Director of

•   Dimensional Australia Limited (since 2007)

•   Dimensional Funds plc (since 2002)

•   Dimensional Funds II plc (since 2006)

•   Director of Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd. (since 2012)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

• Dimensional Ireland Limited (since 2018)

41

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Formerly, Vice President and Secretary (2010 – 2014) of
• Dimensional SmartNest (US) LLC
Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of
• DFAIDG, DIG, DFAITC and DEM
Formerly, Vice President of
• Dimensional Fund Advisors LP (1997 – 2017)
• Dimensional Holdings Inc. (2006 – 2017)
• DFA Securities LLC (1997 – 2017)
• Dimensional Investment LLC (2009 – 2017)
Formerly, Director (2002 – 2021) of
• Dimensional Fund Advisors Ltd.

Selwyn J. Notelovitz 1961	Vice President	Since September 2021	Vice President (since September 2021) of • the DFA Fund Complex Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of
• DFA Securities LLC
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC
Chief Compliance Officer (since July 2020) of:
• DFA Australia Limited
• Dimensional Fund Advisors Ltd.
• Dimensional Fund Advisors Canada ULC
Formerly, Deputy Chief Compliance Officer (2013-2020) of:
• DFA Fund Complex
• DFA Securities LLC
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC
Formerly, Vice President (2013-2020) of:
• DFA Fund Complex
Formerly, Director (2019-2021) of:
• Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President and Secretary of

•   DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)

•   Dimensional ETF Trust (since 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC
Vice President of
• DFA Securities LLC (since 2010)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Fund Advisors Canada ULC (since 2016)
Assistant Secretary (since 2016) of
• DFA Securities LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020	Chief Compliance Officer (since 2020) • the DFA Fund Complex • Vice President (since 2016) of
• DFA Securities LLC
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc. • Dimensional Investment LLC

42

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Vice President – Senior Compliance Officer

•   Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan

•   Dimensional Investment Advisors LP (April 2017 – January 2020)

James J. Taylor 1983	Vice President and Assistant Treasurer Treasurer	Since 2020	Vice President and Assistant Treasurer (since 2020) of • the DFA Fund Complex Vice President • Dimensional Holdings Inc. (since 2016)
• Dimensional Fund Advisors LP (since 2016)
• Dimensional Investment LLC (since 2016)
• DFA Securities LLC (since 2016)
• Dimensional Fund Advisors Canada ULC (since 2020)

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

43

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at https://www.dimensional.com/us-en/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

44

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2022. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2022 (e.g., IRS Form 1099-DIV) will be provided in early 2023. Shareholders should refer to these statements in preparing their calendar year 2022 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2022.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Dimensional 2010 Target Date Retirement Income Fund	83%	3%	14%	—	—	100%	4%	8%	—	—	2%	94%	100%
Dimensional 2015 Target Date Retirement Income Fund	71%	—	29%	—	—	100%	4%	7%	—	—	2%	95%	—
Dimensional 2020 Target Date Retirement Income Fund	64%	—	36%	—	—	100%	4%	7%	—	—	2%	95%	100%

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

See accompanying Notes to Financial Statements.

45

DFA103122-054A 00281091

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the “Report”), a code of ethics that applies to the Registrant’s Co-Principal Executive Officers and Principal Financial Officer (the “Code of Business Ethics”). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s Audit Committee and has designated Ms. Smith as the “audit committee financial expert.” Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith’s education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees
Fiscal Year Ended October 31, 2022: $2,065,220
Fiscal Year Ended October 31, 2021: $1,923,324

(b)	Audit-Related Fees
	Fees for Registrant	Fiscal Year Ended October 31, 2022: $167,036
Fiscal Year Ended October 31, 2021: $156,061

For fiscal years ended October 31, 2022 and October 31, 2021, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant’s semi-annual financial statements.

Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

Fiscal Year Ended October 31, 2022: $225,000
Fiscal Year Ended October 31, 2021: $220,000

For the fiscal years ended October 31, 2022 and October 31, 2021, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant’s investment adviser.

(c)	Tax Fees

Fees for Registrant	Fiscal Year Ended October 31, 2022: $0
Fiscal Year Ended October 31, 2021: $0

There were no Tax Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees

Fees for Registrant	Fiscal Year Ended October 31, 2022: $0
Fiscal Year Ended October 31, 2021: $0

There were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)(1)	Audit Committee’s Pre-Approval Policies and Procedures

Pre-Approval Policies and Procedures

as adopted by the

Audit Committees

of

DFA Investment Dimensions Group Inc.

Dimensional Emerging Markets Value Fund

Dimensional Investment Group Inc.

The DFA Investment Trust Company

(together, the “Funds”)

The Sarbanes-Oxley Act of 2002 (the “Act”) and the rules (the “Rules”) adopted by the U.S. Securities and Exchange Commission (the “SEC”) require that the Funds’ Audit Committees (together, the “Committee”) pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the “Auditor”). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP (“Dimensional”), the Funds’ investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the “Service Affiliates”) if the services directly impact the Funds’ operations and financial reporting.

The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.	General

1.	The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

2.

The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor’s engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds’ operations and financial reporting.

B.	Pre-Approval of Audit Services to the Funds

1.

The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds’ financial statements for each fiscal year (the “Engagement”). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor’s qualifications and independence. The Committee also shall consider the Auditor’s proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

2.

The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the “Board”) regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

3.

Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not “interested persons” of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the “Independent Directors”).

C.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—by Types of Services

1.	The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

2.

Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds’ operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

3.

The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

4.

The Committee’s pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

5.

A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

D.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—Project-by-Project Basis

1.	The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

2.

Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

3.

The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Committee’s behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds’ management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

4.	The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

(a)	pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

(b)	refer such matter to the full Committee for its consideration and action.

In considering any requested non-audit services or proposed material change in such services, the Designated Member’s authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

5.

The Designated Member’s pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

E.	Amendment; Annual Review

1.	The Committee may amend these procedures from time to time.

2.	These procedures shall be reviewed annually by the Committee.

F.	Recordkeeping

1.	The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

2.

In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

3.

A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

(e)(2)	The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant’s Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2022 that were attributed to work performed by persons other than the principal accountant’s full time, permanent employees was not greater than 50%.

(g)	Aggregate Non-Audit Fees

Fiscal Year Ended October 31, 2022: $1,809,441

Fiscal Year Ended October 31, 2021: $1,455,187

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant

U.S. Large Cap Equity Portfolio	Series of Registrant

U.S. Targeted Value Portfolio	Series of Registrant

U.S. Small Cap Value Portfolio	Series of Registrant

U.S. Core Equity 1 Portfolio	Series of Registrant

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant

U.S. Core Equity 2 Portfolio	Series of Registrant

U.S. Vector Equity Portfolio	Series of Registrant

U.S. Small Cap Portfolio	Series of Registrant

U.S. Micro Cap Portfolio	Series of Registrant

DFA Real Estate Securities Portfolio	Series of Registrant

Large Cap International Portfolio	Series of Registrant

International Core Equity Portfolio	Series of Registrant

DFA International Real Estate Securities Portfolio	Series of Registrant

DFA Global Real Estate Securities Portfolio	Series of Registrant

DFA International Small Cap Value Portfolio	Series of Registrant

International Vector Equity Portfolio	Series of Registrant

World ex U.S. Targeted Value Portfolio	Series of Registrant

World ex U.S. Core Equity Portfolio	Series of Registrant

Emerging Markets Core Equity Portfolio	Series of Registrant

U.S. High Relative Profitability Portfolio	Series of the Registrant

International High Relative Profitability Portfolio	Series of the Registrant

Emerging Markets Targeted Value Portfolio	Series of the Registrant

Emerging Markets ex China Core Equity Portfolio	Series of the Registrant

The U.S. Large Cap Value Series	Master fund for U.S. Large Cap Value Portfolio

The Japanese Small Company Series	Master fund for Japanese Small Company Portfolio

The Asia Pacific Small Company Series	Master fund for Asia Pacific Small Company Portfolio

The United Kingdom Small Company Series	Master fund for United Kingdom Small Company Portfolio

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant

The Continental Small Company Series	Master fund for Continental Small Company Portfolio

The Emerging Markets Series	Master fund for Emerging Markets Portfolio

The Emerging Markets Small Cap Series	Master fund for Emerging Markets Small Cap Portfolio

Dimensional Emerging Markets Value Fund	Master fund for Emerging Markets Value Portfolio

U.S. Social Core Equity 2 Portfolio	Series of Registrant

U.S. Sustainability Core 1 Portfolio	Series of Registrant

U.S. Sustainability Targeted Value Portfolio	Series of Registrant

International Sustainability Core 1 Portfolio	Series of Registrant

International Social Core Equity Portfolio	Series of Registrant

Emerging Markets Social Core Equity Portfolio	Series of Registrant

Emerging Markets Sustainability Core 1 Portfolio	Series of Registrant

VA U.S. Targeted Value Portfolio	Series of Registrant

VA U.S. Large Value Portfolio	Series of Registrant

VA International Value Portfolio	Series of Registrant

VA International Small Portfolio	Series of Registrant

U.S. Large Cap Growth Portfolio	Series of Registrant

U.S. Small Cap Growth Portfolio	Series of Registrant

International Large Cap Growth Portfolio	Series of Registrant

International Small Cap Growth Portfolio	Series of Registrant

U.S. LARGE CAP EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value†
COMMON STOCKS — (99.4%)
COMMUNICATION SERVICES — (7.1%)
	Activision Blizzard, Inc.	33,967	$2,472,798
*	Alphabet, Inc., Class A	247,880	23,427,139
*	Alphabet, Inc., Class C	244,680	23,161,409
	AT&T, Inc.	327,534	5,970,945
*	Charter Communications, Inc., Class A	5,701	2,095,802
	Comcast Corp., Class A	202,364	6,423,033
	Electronic Arts, Inc.	17,089	2,152,530
*	Endeavor Group Holdings, Inc., Class A	7,973	174,130
	Fox Corp., Class A	14,240	411,109
	Fox Corp., Class B	9,190	249,968
	Interpublic Group of Cos., Inc.	51,677	1,539,458
#*	Liberty Broadband Corp., Class A	2,108	179,855
*	Liberty Broadband Corp., Class C	9,728	821,335
*	Liberty Media Corp.-Liberty Formula One, Class A	1,915	99,618
*	Liberty Media Corp.-Liberty Formula One, Class C	14,506	837,431
*	Liberty Media Corp.-Liberty SiriusXM, Class A	8,443	358,321
*	Liberty Media Corp.-Liberty SiriusXM, Class C	17,636	744,063
*	Live Nation Entertainment, Inc.	8,634	687,353
#	Lumen Technologies, Inc.	142,471	1,048,587
*	Match Group, Inc.	8,718	376,618
*	Meta Platforms, Inc., Class A	111,797	10,415,009
*	Netflix, Inc.	11,115	3,244,246
	News Corp., Class A	30,333	511,718
	News Corp., Class B	17,470	299,261
	Omnicom Group, Inc.	25,659	1,866,692
#	Paramount Global, Class B	44,917	822,879
*	Pinterest, Inc., Class A	23,644	581,642
#	Sirius XM Holdings, Inc.	57,726	348,665
#*	Snap, Inc., Class A	24,862	246,382
*	Spotify Technology SA	6,264	504,753
*	Take-Two Interactive Software, Inc.	7,107	842,037
*	T-Mobile U.S., Inc.	29,414	4,457,986
	Verizon Communications, Inc.	260,444	9,732,792
*	Walt Disney Co.	66,764	7,113,037
*	Warner Bros Discovery, Inc.	89,326	1,161,238
#	Warner Music Group Corp., Class A	2,458	63,957
*	ZoomInfo Technologies, Inc.	1,314	58,512

TOTAL COMMUNICATION SERVICES			115,502,308

CONSUMER DISCRETIONARY — (10.0%)
	ADT, Inc.	26,770	226,474
	Advance Auto Parts, Inc.	6,492	1,232,961
*	Amazon.com, Inc.	340,423	34,872,932
*	Aptiv PLC	13,328	1,213,781
	Aramark	23,172	845,778
*	AutoZone, Inc.	695	1,760,352
	Bath & Body Works, Inc.	10,378	346,418
	Best Buy Co., Inc.	21,374	1,462,195
*	Booking Holdings, Inc.	1,713	3,202,419
	BorgWarner, Inc.	24,939	935,961
*	Burlington Stores, Inc.	1,554	222,160
*	Caesars Entertainment, Inc.	15,188	664,171
#*	CarMax, Inc.	11,086	698,529
*	Chipotle Mexican Grill, Inc.	1,180	1,768,029
	Churchill Downs, Inc.	1,909	396,900

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Darden Restaurants, Inc.	9,900	$1,417,086
*	Deckers Outdoor Corp.	2,348	821,636
	Dick’s Sporting Goods, Inc.	7,783	885,394
	Dollar General Corp.	10,551	2,691,033
*	Dollar Tree, Inc.	27,935	4,427,698
	Domino’s Pizza, Inc.	1,361	452,179
*	DoorDash, Inc., Class A	14,688	639,369
	DR Horton, Inc.	36,935	2,839,563
	eBay, Inc.	51,999	2,071,640
#*	Etsy, Inc.	4,630	434,803
*	Expedia Group, Inc.	4,817	450,245
*	Five Below, Inc.	3,506	513,103
#*	Floor & Decor Holdings, Inc., Class A	7,925	581,457
	Ford Motor Co.	145,104	1,940,040
	Garmin Ltd.	14,209	1,250,960
	General Motors Co.	60,444	2,372,427
	Genuine Parts Co.	10,106	1,797,453
	Hasbro, Inc.	13,563	884,986
	Hilton Worldwide Holdings, Inc.	10,544	1,426,181
	Home Depot, Inc.	37,872	11,215,035
*	Hyatt Hotels Corp., Class A	3,073	289,507
#*	Las Vegas Sands Corp.	12,354	469,576
	Lear Corp.	5,632	781,215
	Lennar Corp., Class A	22,658	1,828,501
	Lennar Corp., Class B	1,823	118,896
	LKQ Corp.	27,616	1,536,554
	Lowe’s Cos., Inc.	22,808	4,446,420
*	Lululemon Athletica, Inc.	5,064	1,666,259
	Marriott International, Inc., Class A	13,157	2,106,567
	McDonald’s Corp.	27,606	7,527,052
	MGM Resorts International	18,488	657,618
	Newell Brands, Inc.	5,252	72,530
	NIKE, Inc., Class B	49,904	4,625,103
*	NVR, Inc.	315	1,334,891
*	O’Reilly Automotive, Inc.	2,346	1,964,001
	Pool Corp.	2,189	665,959
	PulteGroup, Inc.	23,572	942,644
	Ross Stores, Inc.	16,583	1,586,827
#*	Royal Caribbean Cruises Ltd.	433	23,114
	Service Corp. International	20,541	1,244,990
	Starbucks Corp.	40,929	3,544,042
	Tapestry, Inc.	19,298	611,361
	Target Corp.	27,511	4,518,682
*	Tesla, Inc.	78,014	17,751,306
	TJX Cos., Inc.	57,201	4,124,192
	Tractor Supply Co.	7,343	1,613,771
*	Ulta Beauty, Inc.	3,201	1,342,403
	Vail Resorts, Inc.	3,391	743,070
	VF Corp.	27,093	765,377
	Whirlpool Corp.	5,779	798,889
	Williams-Sonoma, Inc.	8,562	1,060,232
	Yum! Brands, Inc.	10,177	1,203,430

TOTAL CONSUMER DISCRETIONARY			160,926,327

CONSUMER STAPLES — (7.4%)
#	Albertsons Cos., Inc., Class A	6,517	133,664
	Altria Group, Inc.	64,613	2,989,644
	Archer-Daniels-Midland Co.	20,804	2,017,572
*	BJ’s Wholesale Club Holdings, Inc.	11,700	905,580

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Brown-Forman Corp., Class A	3,116	$214,287
	Brown-Forman Corp., Class B	13,915	946,220
	Bunge Ltd.	13,483	1,330,772
	Campbell Soup Co.	37,650	1,992,062
	Casey’s General Stores, Inc.	2,076	483,106
	Church & Dwight Co., Inc.	18,258	1,353,466
	Clorox Co.	6,275	916,401
	Coca-Cola Co.	195,899	11,724,555
	Colgate-Palmolive Co.	37,158	2,743,747
	Conagra Brands, Inc.	35,930	1,318,631
	Constellation Brands, Inc., Class A	6,081	1,502,493
	Costco Wholesale Corp.	19,258	9,657,887
*	Darling Ingredients, Inc.	18,063	1,417,584
	Estee Lauder Cos., Inc., Class A	9,330	1,870,572
	General Mills, Inc.	31,966	2,607,786
	Hershey Co.	6,929	1,654,437
	Hormel Foods Corp.	36,869	1,712,565
	J M Smucker Co.	8,290	1,248,971
	Kellogg Co.	28,215	2,167,476
	Keurig Dr Pepper, Inc.	23,660	918,954
	Kimberly-Clark Corp.	12,559	1,563,093
	Kraft Heinz Co.	24,761	952,556
	Kroger Co.	91,614	4,332,426
	Lamb Weston Holdings, Inc.	10,663	919,364
#	McCormick & Co., Inc.	18,183	1,429,911
	McCormick & Co., Inc.	612	50,567
	Molson Coors Beverage Co., Class B	9,470	477,572
	Mondelez International, Inc., Class A	52,243	3,211,900
*	Monster Beverage Corp.	14,708	1,378,434
	PepsiCo, Inc.	67,647	12,283,342
	Philip Morris International, Inc.	55,647	5,111,177
	Procter & Gamble Co.	124,570	16,775,842
	Sysco Corp.	24,181	2,093,107
	Tyson Foods, Inc., Class A	25,906	1,770,675
	Walgreens Boots Alliance, Inc.	42,673	1,557,565
	Walmart, Inc.	81,268	11,566,874

TOTAL CONSUMER STAPLES			119,302,837

ENERGY — (7.2%)
*	Antero Resources Corp.	30,251	1,109,002
	APA Corp.	14,486	658,534
	Baker Hughes Co.	51,860	1,434,448
	Cheniere Energy, Inc.	9,593	1,692,301
#	Chesapeake Energy Corp.	12,059	1,233,274
	Chevron Corp.	83,248	15,059,563
	ConocoPhillips	81,906	10,327,527
	Continental Resources, Inc.	16,493	1,219,987
	Coterra Energy, Inc.	72,604	2,260,162
	Devon Energy Corp.	73,463	5,682,363
	Diamondback Energy, Inc.	15,074	2,368,276
	EOG Resources, Inc.	33,415	4,561,816
	EQT Corp.	31,137	1,302,772
	Exxon Mobil Corp.	208,006	23,049,145
	Halliburton Co.	80,149	2,919,027
	Hess Corp.	34,057	4,804,761
	HF Sinclair Corp.	15,261	933,515
	Kinder Morgan, Inc.	75,447	1,367,100
	Marathon Oil Corp.	62,489	1,902,790
	Marathon Petroleum Corp.	46,109	5,238,905

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Matador Resources Co.	11,531	$766,235
#	New Fortress Energy, Inc.	8,686	478,338
	Occidental Petroleum Corp.	86,582	6,285,853
	ONEOK, Inc.	24,655	1,462,535
	Ovintiv, Inc.	29,892	1,514,030
	Phillips 66	17,787	1,855,006
	Pioneer Natural Resources Co.	8,585	2,201,280
	Schlumberger NV	65,391	3,402,294
*	Southwestern Energy Co.	133,306	923,811
	Targa Resources Corp.	12,452	851,343
	Texas Pacific Land Corp.	519	1,195,708
	Valero Energy Corp.	30,268	3,800,147
	Williams Cos., Inc.	82,183	2,689,850

TOTAL ENERGY			116,551,698

FINANCIALS — (12.6%)
	Aflac, Inc.	28,097	1,829,396
	Allstate Corp.	21,829	2,755,911
	Ally Financial, Inc.	38,862	1,071,037
	American Express Co.	37,281	5,534,364
	American Financial Group, Inc.	10,631	1,542,664
	American International Group, Inc.	32,733	1,865,781
	Ameriprise Financial, Inc.	10,067	3,111,911
	Aon PLC, Class A	10,564	2,973,660
	Apollo Global Management, Inc.	20,577	1,139,143
*	Arch Capital Group Ltd.	26,543	1,526,223
	Ares Management Corp., Class A	7,408	561,749
	Arthur J Gallagher & Co.	14,843	2,776,828
	Assurant, Inc.	4,759	646,558
	Bank of America Corp.	264,974	9,549,663
	Bank of New York Mellon Corp.	37,550	1,581,231
*	Berkshire Hathaway, Inc., Class B	64,967	19,171,112
	BlackRock, Inc.	6,523	4,213,271
	Blackstone, Inc.	25,683	2,340,749
	Brown & Brown, Inc.	20,872	1,227,065
	Capital One Financial Corp.	18,383	1,948,966
	Carlyle Group, Inc.	1,963	55,514
	Cboe Global Markets, Inc.	10,262	1,277,619
	Charles Schwab Corp.	54,310	4,326,878
	Chubb Ltd.	14,970	3,216,903
	Cincinnati Financial Corp.	11,930	1,232,608
	Citigroup, Inc.	72,014	3,302,562
	Citizens Financial Group, Inc.	29,073	1,189,086
	CME Group, Inc.	12,698	2,200,563
	CNA Financial Corp.	6,080	253,536
	Comerica, Inc.	9,711	684,626
	Commerce Bancshares, Inc.	12,840	909,586
	Cullen/Frost Bankers, Inc.	4,142	642,217
	Discover Financial Services	32,014	3,344,182
	East West Bancorp, Inc.	11,617	831,429
	Equitable Holdings, Inc.	57,796	1,769,714
	Erie Indemnity Co., Class A	4,104	1,054,769
	Everest Re Group Ltd.	2,916	940,877
	FactSet Research Systems, Inc.	2,052	873,105
	Fidelity National Financial, Inc.	39,469	1,554,289
	Fifth Third Bancorp	51,215	1,827,863
	First Citizens BancShares, Inc., Class A	862	708,667
	First Horizon Corp.	52,153	1,278,270
	First Republic Bank	13,256	1,592,046

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Franklin Resources, Inc.	16,632	$390,020
	Globe Life, Inc.	10,354	1,196,094
	Goldman Sachs Group, Inc.	13,788	4,750,104
	Hartford Financial Services Group, Inc.	30,658	2,219,946
	Huntington Bancshares, Inc.	90,043	1,366,853
	Interactive Brokers Group, Inc., Class A	3,749	300,482
	Intercontinental Exchange, Inc.	19,723	1,884,927
	JPMorgan Chase & Co.	129,476	16,298,439
	KeyCorp	57,592	1,029,169
	KKR & Co., Inc.	24,510	1,191,921
	Lincoln National Corp.	18,047	972,192
	Loews Corp.	18,507	1,055,269
	LPL Financial Holdings, Inc.	5,729	1,464,619
	M&T Bank Corp.	9,905	1,667,705
*	Markel Corp.	959	1,156,650
	MarketAxess Holdings, Inc.	2,035	496,621
	Marsh & McLennan Cos., Inc.	23,598	3,810,841
	MetLife, Inc.	25,776	1,887,061
	Moody’s Corp.	7,881	2,087,440
	Morgan Stanley	61,550	5,057,564
	Morningstar, Inc.	4,163	966,565
	MSCI, Inc.	3,083	1,445,495
	Nasdaq, Inc.	45,597	2,837,957
	Northern Trust Corp.	15,729	1,326,741
	PNC Financial Services Group, Inc.	14,612	2,364,660
	Principal Financial Group, Inc.	20,000	1,762,600
	Progressive Corp.	21,467	2,756,363
	Prudential Financial, Inc.	18,100	1,903,939
	Raymond James Financial, Inc.	19,609	2,316,607
	Regions Financial Corp.	74,541	1,636,175
	Reinsurance Group of America, Inc.	4,220	621,057
*	Robinhood Markets, Inc., Class A	31,027	362,395
#	Rocket Cos., Inc., Class A	9,767	67,392
	S&P Global, Inc.	12,009	3,857,891
	SEI Investments Co.	18,771	1,019,265
	Signature Bank	3,804	603,048
	State Street Corp.	26,967	1,995,558
*	SVB Financial Group	5,512	1,273,052
	Synchrony Financial	56,887	2,022,902
	T Rowe Price Group, Inc.	14,676	1,558,004
	Tradeweb Markets, Inc., Class A	6,784	373,663
	Travelers Cos., Inc.	16,898	3,117,005
	Truist Financial Corp.	47,039	2,106,877
	U.S. Bancorp	50,369	2,138,164
	Unum Group	11,982	546,259
	Webster Financial Corp.	17,500	949,550
	Wells Fargo & Co.	129,052	5,935,101
	Willis Towers Watson PLC	8,655	1,888,608
	WR Berkley Corp.	22,549	1,677,195

TOTAL FINANCIALS			204,148,196

HEALTH CARE — (14.7%)
	Abbott Laboratories	64,829	6,414,181
	AbbVie, Inc.	83,873	12,279,007
*	ABIOMED, Inc.	2,233	562,895
*	Acadia Healthcare Co., Inc.	4,500	365,850
	Agilent Technologies, Inc.	13,616	1,883,774
#*	agilon health, Inc.	17,314	343,683
*	Align Technology, Inc.	2,195	426,488

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Alnylam Pharmaceuticals, Inc.	2,986	$618,878
	AmerisourceBergen Corp.	9,942	1,563,081
	Amgen, Inc.	25,355	6,854,724
*	Avantor, Inc.	39,036	787,356
	Baxter International, Inc.	22,603	1,228,473
	Becton Dickinson & Co.	10,071	2,376,454
*	Biogen, Inc.	8,540	2,420,578
*	BioMarin Pharmaceutical, Inc.	11,388	986,542
*	Bio-Rad Laboratories, Inc., Class A	1,921	675,635
	Bio-Techne Corp.	1,886	558,746
*	Boston Scientific Corp.	51,954	2,239,737
	Bristol-Myers Squibb Co.	139,451	10,803,269
	Bruker Corp.	15,710	971,506
	Cardinal Health, Inc.	10,174	772,207
*	Catalent, Inc.	15,212	999,885
*	Centene Corp.	22,717	1,933,898
*	Charles River Laboratories International, Inc.	4,149	880,625
	Cigna Corp.	11,209	3,621,180
	Cooper Cos., Inc.	2,424	662,697
	CVS Health Corp.	46,328	4,387,262
	Danaher Corp.	24,535	6,174,723
*	DaVita, Inc.	11,225	819,537
*	DexCom, Inc.	9,544	1,152,724
*	Edwards Lifesciences Corp.	19,376	1,403,404
*	Elanco Animal Health, Inc.	2,768	36,510
	Elevance Health, Inc.	10,663	5,830,209
	Eli Lilly & Co.	40,436	14,641,471
	Gilead Sciences, Inc.	75,102	5,892,503
	HCA Healthcare, Inc.	8,770	1,907,212
*	Henry Schein, Inc.	13,610	931,741
*	Hologic, Inc.	22,842	1,548,688
*	Horizon Therapeutics PLC	16,733	1,042,801
	Humana, Inc.	5,082	2,836,163
*	IDEXX Laboratories, Inc.	3,987	1,434,044
*	Illumina, Inc.	5,052	1,155,999
*	Incyte Corp.	15,787	1,173,606
*	Insulet Corp.	2,033	526,161
*	Intuitive Surgical, Inc.	11,020	2,716,099
*	IQVIA Holdings, Inc.	10,814	2,267,371
*	Jazz Pharmaceuticals PLC	7,205	1,036,007
	Johnson & Johnson	117,383	20,421,121
	Laboratory Corp. of America Holdings	8,684	1,926,632
	McKesson Corp.	6,418	2,498,977
	Medtronic PLC	43,554	3,804,006
	Merck & Co., Inc.	127,000	12,852,400
*	Mettler-Toledo International, Inc.	1,123	1,420,516
*	Moderna, Inc.	15,874	2,386,338
*	Molina Healthcare, Inc.	4,190	1,503,623
*	Neogen Corp.	14,774	195,017
*	Neurocrine Biosciences, Inc.	5,666	652,270
	Organon & Co.	9,031	236,432
	PerkinElmer, Inc.	6,423	857,984
	Pfizer, Inc.	274,999	12,801,203
	Quest Diagnostics, Inc.	12,823	1,842,024
*	Regeneron Pharmaceuticals, Inc.	6,258	4,685,677
#*	Repligen Corp.	3,917	714,813
	ResMed, Inc.	6,524	1,459,354
	Royalty Pharma PLC, Class A	19,043	805,900
#*	Sarepta Therapeutics, Inc.	3,096	353,006

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Seagen, Inc.	6,515	$828,447
*	Shockwave Medical, Inc.	1,392	408,065
	STERIS PLC	7,072	1,220,486
	Stryker Corp.	10,433	2,391,661
	Teleflex, Inc.	2,812	603,343
	Thermo Fisher Scientific, Inc.	15,127	7,774,824
*	United Therapeutics Corp.	4,400	1,014,332
	UnitedHealth Group, Inc.	34,736	19,283,690
	Universal Health Services, Inc., Class B	1,404	162,681
*	Veeva Systems, Inc., Class A	4,424	742,967
*	Vertex Pharmaceuticals, Inc.	11,724	3,657,888
	Viatris, Inc.	57,635	583,843
*	Waters Corp.	3,071	918,751
	West Pharmaceutical Services, Inc.	3,517	809,262
	Zimmer Biomet Holdings, Inc.	8,833	1,001,221
	Zoetis, Inc.	21,045	3,173,165

TOTAL HEALTH CARE			238,137,503

INDUSTRIALS — (10.3%)
	3M Co.	17,431	2,192,646
	Advanced Drainage Systems, Inc.	9,200	1,066,096
	AECOM	15,272	1,149,676
	Allegion PLC	8,851	927,319
	AMERCO	2,400	1,380,456
*	American Airlines Group, Inc.	35,712	506,396
	AMETEK, Inc.	21,370	2,770,834
	AO Smith Corp.	15,040	823,891
#*	Avis Budget Group, Inc.	254	60,061
*	Axon Enterprise, Inc.	2,386	347,020
*	Boeing Co.	20,058	2,858,466
	Booz Allen Hamilton Holding Corp., Class A	8,445	919,238
*	Builders FirstSource, Inc.	23,377	1,441,426
	Carlisle Cos., Inc.	3,294	786,607
	Carrier Global Corp.	68,160	2,710,042
	Caterpillar, Inc.	27,838	6,025,814
	CH Robinson Worldwide, Inc.	11,427	1,116,646
	Cintas Corp.	4,004	1,711,910
*	Copart, Inc.	14,879	1,711,383
*	CoStar Group, Inc.	21,040	1,740,429
	CSX Corp.	119,407	3,469,967
	Cummins, Inc.	12,538	3,065,666
	Deere & Co.	15,154	5,998,256
*	Delta Air Lines, Inc.	43,625	1,480,196
	Dover Corp.	11,606	1,516,788
	Eaton Corp. PLC	17,728	2,660,441
	Emerson Electric Co.	33,757	2,923,356
	Equifax, Inc.	8,946	1,516,705
	Expeditors International of Washington, Inc.	14,061	1,375,869
	Fastenal Co.	33,132	1,601,270
	FedEx Corp.	13,476	2,159,933
	Fortive Corp.	26,250	1,677,375
	Fortune Brands Home & Security, Inc.	15,426	930,496
*	Generac Holdings, Inc.	3,793	439,647
	General Dynamics Corp.	10,488	2,619,902
	General Electric Co.	12,318	958,464
	Graco, Inc.	15,037	1,046,274
	HEICO Corp.	3,099	504,021
	HEICO Corp., Class A	4,305	548,027
	Honeywell International, Inc.	30,366	6,195,271

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Howmet Aerospace, Inc.	38,288	$1,361,138
	Hubbell, Inc.	6,431	1,527,234
	Huntington Ingalls Industries, Inc.	3,466	891,005
	IDEX Corp.	5,108	1,135,560
	Illinois Tool Works, Inc.	14,782	3,156,400
	Ingersoll Rand, Inc.	30,695	1,550,098
	Jacobs Solutions, Inc.	10,097	1,163,376
	JB Hunt Transport Services, Inc.	9,109	1,558,277
	Johnson Controls International PLC	32,475	1,878,354
	Knight-Swift Transportation Holdings, Inc.	20,768	997,487
	L3Harris Technologies, Inc.	7,096	1,748,951
	Leidos Holdings, Inc.	12,144	1,233,709
	Lennox International, Inc.	1,509	352,457
	Lincoln Electric Holdings, Inc.	610	86,620
	Lockheed Martin Corp.	11,326	5,512,138
	Masco Corp.	10,053	465,152
	Nordson Corp.	3,832	862,200
	Norfolk Southern Corp.	12,468	2,843,577
	Northrop Grumman Corp.	5,468	3,001,987
	Old Dominion Freight Line, Inc.	7,859	2,158,081
	Otis Worldwide Corp.	16,069	1,135,114
	Owens Corning	12,012	1,028,347
	PACCAR, Inc.	24,567	2,378,823
	Parker-Hannifin Corp.	11,937	3,469,131
	Pentair PLC	21,752	934,248
#*	Plug Power, Inc.	41,378	661,220
	Quanta Services, Inc.	12,289	1,745,530
	Raytheon Technologies Corp.	54,306	5,149,295
	Regal Rexnord Corp.	5,531	699,893
	Republic Services, Inc.	11,003	1,459,218
	Robert Half International, Inc.	8,180	625,443
	Rockwell Automation, Inc.	5,547	1,416,149
	Rollins, Inc.	15,673	659,520
	Sensata Technologies Holding PLC	13,780	554,094
	Snap-on, Inc.	5,847	1,298,326
*	Southwest Airlines Co.	34,300	1,246,805
	Stanley Black & Decker, Inc.	11,189	878,225
	Textron, Inc.	16,164	1,106,264
	Toro Co.	10,242	1,079,814
	Trane Technologies PLC	15,446	2,465,645
	TransDigm Group, Inc.	1,949	1,122,156
	TransUnion	9,035	535,504
*	Uber Technologies, Inc.	29,580	785,941
	Union Pacific Corp.	30,201	5,953,825
*	United Airlines Holdings, Inc.	12,349	531,995
	United Parcel Service, Inc., Class B	36,051	6,048,276
*	United Rentals, Inc.	8,970	2,831,919
	Verisk Analytics, Inc.	8,457	1,546,193
	Waste Management, Inc.	18,892	2,991,926
#	Watsco, Inc.	3,162	856,776
	Westinghouse Air Brake Technologies Corp.	14,055	1,311,050
*	WillScot Mobile Mini Holdings Corp.	23,145	984,357
	WW Grainger, Inc.	3,240	1,893,294
	Xylem, Inc.	11,956	1,224,653

TOTAL INDUSTRIALS			167,027,050

INFORMATION TECHNOLOGY — (23.7%)
	Accenture PLC, Class A	31,098	8,828,722
*	Adobe, Inc.	17,791	5,666,433

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Advanced Micro Devices, Inc.	57,252	$3,438,555
*	Akamai Technologies, Inc.	14,245	1,258,261
	Amdocs Ltd.	16,085	1,388,296
	Amphenol Corp., Class A	27,951	2,119,524
	Analog Devices, Inc.	18,365	2,619,216
*	ANSYS, Inc.	4,116	910,295
	Apple, Inc.	551,638	84,588,171
	Applied Materials, Inc.	46,978	4,147,688
*	Arista Networks, Inc.	15,534	1,877,439
*	Aspen Technology, Inc.	3,283	792,680
	Atlassian Corp., Class A	3,630	735,910
*	Autodesk, Inc.	9,645	2,066,923
	Automatic Data Processing, Inc.	19,828	4,792,428
	Bentley Systems, Inc., Class B	7,957	280,723
*	Bill.Com Holdings, Inc.	3,754	500,633
*	Black Knight, Inc.	11,932	721,528
*	Block, Inc., Class A	9,451	567,722
	Broadcom, Inc.	19,205	9,028,655
	Broadridge Financial Solutions, Inc.	6,452	968,187
*	Cadence Design Systems, Inc.	10,828	1,639,251
	CDW Corp.	6,749	1,166,295
*	Ceridian HCM Holding, Inc.	9,635	637,741
*	Ciena Corp.	18,857	903,250
	Cisco Systems, Inc.	204,190	9,276,352
*	Cloudflare, Inc., Class A	3,637	204,836
	Cognex Corp.	9,379	433,591
	Cognizant Technology Solutions Corp., Class A	36,029	2,242,805
	Concentrix Corp.	4,700	574,481
	Corning, Inc.	69,592	2,238,775
*	Crowdstrike Holdings, Inc., Class A	4,868	784,722
*	Datadog, Inc., Class A	4,330	348,608
	Dell Technologies, Inc., Class C	10,954	420,634
*	DocuSign, Inc.	4,816	232,613
	Dolby Laboratories, Inc., Class A	6,404	428,043
*	Dropbox, Inc., Class A	10,423	226,700
*	Dynatrace, Inc.	11,284	397,648
*	Enphase Energy, Inc.	4,650	1,427,550
	Entegris, Inc.	7,773	616,710
*	EPAM Systems, Inc.	2,400	840,000
*	F5, Inc.	6,243	892,187
*	Fair Isaac Corp.	1,125	538,695
	Fidelity National Information Services, Inc.	20,686	1,716,731
*	First Solar, Inc.	7,786	1,133,408
*	Fiserv, Inc.	21,476	2,206,444
*	FleetCor Technologies, Inc.	4,575	851,499
*	Flex Ltd.	52,100	1,020,118
*	Fortinet, Inc.	31,965	1,827,119
*	Gartner, Inc.	4,090	1,234,853
	Genpact Ltd.	23,592	1,144,212
	Global Payments, Inc.	13,611	1,555,193
*	GoDaddy, Inc., Class A	6,356	511,022
	Hewlett Packard Enterprise Co.	91,810	1,310,129
	HP, Inc.	36,905	1,019,316
*	HubSpot, Inc.	1,208	358,244
	Intel Corp.	150,737	4,285,453
	International Business Machines Corp.	34,214	4,731,454
	Intuit, Inc.	8,164	3,490,110
	Jabil, Inc.	22,178	1,424,936
	Jack Henry & Associates, Inc.	4,678	931,203

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Juniper Networks, Inc.	28,091	$859,585
*	Keysight Technologies, Inc.	12,843	2,236,608
	KLA Corp.	7,083	2,241,415
	Lam Research Corp.	6,584	2,665,072
*	Manhattan Associates, Inc.	3,540	430,712
	Marvell Technology, Inc.	33,155	1,315,590
	Mastercard, Inc., Class A	43,149	14,160,639
	Microchip Technology, Inc.	36,096	2,228,567
	Micron Technology, Inc.	50,949	2,756,341
	Microsoft Corp.	305,889	71,006,014
#*	MongoDB, Inc.	1,556	284,795
	Monolithic Power Systems, Inc.	1,525	517,661
	Motorola Solutions, Inc.	6,415	1,601,890
	NetApp, Inc.	11,183	774,646
	NortonLifeLock, Inc.	22,329	503,072
	NVIDIA Corp.	88,334	11,922,440
	NXP Semiconductors NV	10,711	1,564,663
*	Okta, Inc.	3,266	183,288
*	ON Semiconductor Corp.	35,060	2,153,736
	Oracle Corp.	62,536	4,882,186
#*	Palantir Technologies, Inc., Class A	58,655	515,577
*	Palo Alto Networks, Inc.	7,398	1,269,423
	Paychex, Inc.	14,860	1,758,087
*	Paycom Software, Inc.	2,244	776,424
*	Paylocity Holding Corp.	2,900	672,191
*	PayPal Holdings, Inc.	33,458	2,796,420
*	PTC, Inc.	6,265	738,205
*	Pure Storage, Inc., Class A	15,710	484,811
*	Qorvo, Inc.	10,024	862,866
	QUALCOMM, Inc.	55,147	6,488,596
	Roper Technologies, Inc.	3,981	1,650,284
*	Salesforce, Inc.	23,787	3,867,528
	Seagate Technology Holdings PLC	10,808	536,725
*	ServiceNow, Inc.	4,911	2,066,254
	Skyworks Solutions, Inc.	8,981	772,456
*	Snowflake, Inc., Class A	3,815	611,544
*	SolarEdge Technologies, Inc.	1,688	388,291
*	Splunk, Inc.	3,957	328,866
	SS&C Technologies Holdings, Inc.	15,765	810,636
*	Synopsys, Inc.	4,733	1,384,639
	TD SYNNEX Corp.	7,250	663,447
	TE Connectivity Ltd.	14,975	1,830,394
*	Teledyne Technologies, Inc.	3,310	1,317,314
	Teradyne, Inc.	14,262	1,160,214
	Texas Instruments, Inc.	43,768	7,030,454
*	Trade Desk, Inc., Class A	10,796	574,779
*	Trimble, Inc.	17,675	1,063,328
*	Twilio, Inc., Class A	2,701	200,873
*	Tyler Technologies, Inc.	2,067	668,323
*	VeriSign, Inc.	4,386	879,218
#	Visa, Inc., Class A	70,849	14,677,079
	VMware, Inc., Class A	7,951	894,726
*	Western Digital Corp.	28,745	987,966
#*	Wolfspeed, Inc.	8,681	683,629
*	Workday, Inc., Class A	3,528	549,733
*	Zebra Technologies Corp., Class A	3,413	966,630
*	Zendesk, Inc.	3,012	230,990
*	Zoom Video Communications, Inc., Class A	10,259	856,011

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Zscaler, Inc.	2,717	$418,690

TOTAL INFORMATION TECHNOLOGY			383,243,461

MATERIALS — (3.8%)
	Air Products & Chemicals, Inc.	9,853	2,467,191
	Albemarle Corp.	6,251	1,749,467
	Amcor PLC	167,728	1,942,290
	AptarGroup, Inc.	9,206	912,775
	Avery Dennison Corp.	7,362	1,248,227
	Ball Corp.	19,115	944,090
*	Berry Global Group, Inc.	7,192	340,325
	Celanese Corp.	15,715	1,510,526
	CF Industries Holdings, Inc.	16,618	1,765,829
	Corteva, Inc.	52,799	3,449,887
#	Crown Holdings, Inc.	14,348	984,129
	Dow, Inc.	56,724	2,651,280
	DuPont de Nemours, Inc.	18,431	1,054,253
	Eastman Chemical Co.	11,251	864,189
	Ecolab, Inc.	10,122	1,589,863
	FMC Corp.	10,839	1,288,757
	Freeport-McMoRan, Inc.	86,281	2,734,245
	International Flavors & Fragrances, Inc.	8,749	853,990
	International Paper Co.	30,074	1,010,787
	Linde PLC	18,643	5,543,496
	LyondellBasell Industries NV, Class A	41,038	3,137,355
	Martin Marietta Materials, Inc.	4,677	1,571,378
	Mosaic Co.	28,274	1,519,727
	Newmont Corp.	39,765	1,682,855
#	Nucor Corp.	28,534	3,748,797
	Packaging Corp. of America	12,009	1,443,602
	PPG Industries, Inc.	15,526	1,772,759
	Reliance Steel & Aluminum Co.	8,877	1,788,538
	RPM International, Inc.	14,735	1,393,489
	Sherwin-Williams Co.	11,729	2,639,377
#	Southern Copper Corp.	12,338	579,516
	Steel Dynamics, Inc.	26,812	2,521,669
	Sylvamo Corp.	2,480	119,462
	Vulcan Materials Co.	9,940	1,627,178
	Westlake Corp.	6,774	654,707
	WestRock Co.	24,002	817,508

TOTAL MATERIALS			61,923,513

REAL ESTATE — (0.2%)
*	CBRE Group, Inc., Class A	30,243	2,145,438
*	Zillow Group, Inc., Class A	4,544	140,546
#*	Zillow Group, Inc., Class C	3,277	101,128

TOTAL REAL ESTATE			2,387,112

UTILITIES — (2.4%)
	AES Corp.	25,221	659,781
	Alliant Energy Corp.	10,392	542,151
	Ameren Corp.	10,230	833,950
	American Electric Power Co., Inc.	19,408	1,706,351
	American Water Works Co., Inc.	6,788	986,568
	Atmos Energy Corp.	5,126	546,175
	Avangrid, Inc.	2,608	106,093
	Brookfield Renewable Corp., Class A	12,100	375,463
	CenterPoint Energy, Inc.	22,462	642,638

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
CMS Energy Corp.	10,354	$590,696
Consolidated Edison, Inc.	12,644	1,112,166
Constellation Energy Corp.	12,896	1,219,188
Dominion Energy, Inc.	28,952	2,025,771
DTE Energy Co.	7,431	833,089
Duke Energy Corp.	27,479	2,560,493
Edison International	8,123	487,705
# Entergy Corp.	7,258	777,622
Essential Utilities, Inc.	9,352	413,545
Evergy, Inc.	9,533	582,752
Eversource Energy	13,023	993,394
Exelon Corp.	34,978	1,349,801
FirstEnergy Corp.	22,399	844,666
NextEra Energy, Inc.	72,866	5,647,115
NiSource, Inc.	18,185	467,173
NRG Energy, Inc.	41,425	1,839,270
#* PG&E Corp.	45,405	677,897
Pinnacle West Capital Corp.	1,600	107,536
PPL Corp.	18,293	484,582
Public Service Enterprise Group, Inc.	18,907	1,060,116
Sempra Energy.	11,302	1,705,924
Southern Co.	37,918	2,482,871
UGI Corp.	5,647	199,509
Vistra Corp.	57,472	1,320,132
WEC Energy Group, Inc.	11,711	1,069,566
Xcel Energy, Inc.	20,820	1,355,590

TOTAL UTILITIES		38,607,339

TOTAL COMMON STOCKS Cost ($856,972,321)		1,607,757,344

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 3.010%	2,643,219	2,643,219

SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	634,320	7,333,371

TOTAL INVESTMENTS — (100.0%) (Cost $866,951,554)		$1,617,733,934

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$115,502,308	—	—	$115,502,308
Consumer Discretionary	160,926,327	—	—	160,926,327
Consumer Staples	119,302,837	—	—	119,302,837
Energy	116,551,698	—	—	116,551,698
Financials	204,148,196	—	—	204,148,196
Health Care	238,137,503	—	—	238,137,503
Industrials	167,027,050	—	—	167,027,050
Information Technology	383,243,461	—	—	383,243,461
Materials	61,923,513	—	—	61,923,513
Real Estate	2,387,112	—	—	2,387,112

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Utilities	$38,607,339	—	—	$38,607,339
Temporary Cash Investments	2,643,219	—	—	2,643,219
Securities Lending Collateral	—	$7,333,371	—	7,333,371

TOTAL	$1,610,400,563	$7,333,371	—	$1,617,733,934

See accompanying Notes to Financial Statements.

U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value†
COMMON STOCKS — (92.2%)
COMMUNICATION SERVICES — (2.3%)
#*	AMC Networks, Inc., Class A	287,857	$6,479,661
#	ATN International, Inc.	136,426	5,882,689
#*	Audacy, Inc., Class A	263,938	91,217
*	Ballantyne Strong, Inc.	173,113	434,514
*	Beasley Broadcast Group, Inc., Class A	19,773	20,762
#*	Boston Omaha Corp., Class A	118,523	3,303,236
#*	Cars.com, Inc.	535,688	7,435,349
#*	comScore, Inc.	371,636	449,680
#*	Consolidated Communications Holdings, Inc.	879,339	4,546,183
#*	Cumulus Media, Inc., Class A	99,089	730,286
#*	Daily Journal Corp.	1,770	474,802
#	DallasNews Corp.	38,373	184,190
*	DHI Group, Inc.	431,022	2,758,541
#*	DISH Network Corp., Class A	136,312	2,032,412
#*	EchoStar Corp., Class A	223,070	4,209,331
#*	Emerald Holding, Inc.	5,513	18,413
	Entravision Communications Corp., Class A	696,619	3,260,177
#*	EW Scripps Co., Class A	743,398	10,548,818
*	Fluent, Inc.	10,216	13,076
#*	Frontier Communications Parent, Inc.	195,377	4,575,729
*	Gaia, Inc.	68,820	161,039
#*	Gannett Co., Inc.	471,592	683,808
	Gray Television, Inc.	948,936	13,427,444
#*	IMAX Corp.	165,405	2,105,606
#	John Wiley & Sons, Inc., Class A	232,614	9,813,985
	John Wiley & Sons, Inc., Class B	455	18,937
*	Lee Enterprises, Inc.	8,316	157,838
*	Liberty Latin America Ltd., Class A	332,672	2,588,188
#*	Liberty Latin America Ltd., Class C	1,261,897	9,830,178
#*	Lions Gate Entertainment Corp., Class A	235,877	1,901,169
#*	Lions Gate Entertainment Corp., Class B	288,379	2,188,797
#*	Loyalty Ventures, Inc.	253	299
#	Lumen Technologies, Inc.	1,482,525	10,911,384
#*	Madison Square Garden Entertainment Corp.	150,996	7,403,334
#*	Magnite, Inc.	77,446	564,581
#	Marcus Corp.	224,583	3,377,728
	News Corp., Class A	1,277,954	21,559,084
#	News Corp., Class B	670,170	11,480,012
#	Nexstar Media Group, Inc., Class A	313,260	53,661,438
#*	QuinStreet, Inc.	429,201	4,897,183
#*	Reading International, Inc., Class A	29,029	101,892
	Saga Communications, Inc., Class A	41,058	948,440
#*	Salem Media Group, Inc.	23,272	48,406
#	Scholastic Corp.	348,513	13,292,286
#	Shenandoah Telecommunications Co.	97,137	2,201,124
#	Sinclair Broadcast Group, Inc., Class A	38,419	684,242
	Spok Holdings, Inc.	178,249	1,566,809
	TEGNA, Inc.	1,150,047	24,012,981
#	Telephone & Data Systems, Inc.	501,465	8,524,905
*	Thryv Holdings, Inc.	160,926	3,292,546
*	Townsquare Media, Inc., Class A	55,557	420,011
*	TrueCar, Inc.	933,472	1,680,250
*	U.S. Cellular Corp.	378,698	11,804,017
#*	Urban One, Inc.	256,217	1,273,398
*	Urban One, Inc.	54,396	328,008

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	WideOpenWest, Inc.	85,451	$1,171,533
*	Yelp, Inc.	169,323	6,503,696
#*	Ziff Davis, Inc.	12,090	935,645

TOTAL COMMUNICATION SERVICES			292,971,287

CONSUMER DISCRETIONARY — (10.7%)
#*	2U, Inc.	32,566	201,584
	Aaron’s Co., Inc.	143,613	1,496,447
#*	Abercrombie & Fitch Co., Class A	423,867	7,451,582
#	Academy Sports & Outdoors, Inc.	366,839	16,151,921
#	Acushnet Holdings Corp.	197,816	9,212,291
#*	Adient PLC	754,063	26,377,124
	ADT, Inc.	755,605	6,392,418
#*	Adtalem Global Education, Inc.	502,275	20,944,867
	AMCON Distributing Co.	2,375	444,125
*	American Axle & Manufacturing Holdings, Inc.	697,616	6,759,899
#	American Eagle Outfitters, Inc.	1,424,706	16,184,660
*	American Outdoor Brands, Inc.	135,011	1,204,298
*	American Public Education, Inc.	139,242	1,783,690
#*	America’s Car-Mart, Inc.	52,995	3,622,738
#	Ark Restaurants Corp.	40,838	843,713
#*	Asbury Automotive Group, Inc.	78,182	12,333,210
	Autoliv, Inc.	7,964	639,907
#*	AutoNation, Inc.	613,475	65,218,527
#*	Barnes & Noble Education, Inc.	536,385	1,496,514
	Bassett Furniture Industries, Inc.	99,063	1,800,965
*	Beazer Homes USA, Inc.	76,361	863,643
#	Big 5 Sporting Goods Corp.	30,819	397,257
#	Big Lots, Inc.	444,452	8,386,809
*	Biglari Holdings, Inc., Class A	888	590,520
*	Biglari Holdings, Inc., Class B	16,849	2,324,320
#*	BJ’s Restaurants, Inc.	221,364	7,271,807
#*	Boot Barn Holdings, Inc.	12,659	719,031
	BorgWarner, Inc.	1,734,241	65,086,065
	Brunswick Corp.	9,578	676,877
	Build-A-Bear Workshop, Inc.	160,459	2,822,474
#	Caleres, Inc.	317,814	8,685,857
*	Capri Holdings Ltd.	409,478	18,704,955
#*	CarParts.com, Inc.	44,054	206,173
	Carriage Services, Inc.	88,467	2,159,479
*	Carrols Restaurant Group, Inc.	299,042	523,324
#	Cato Corp., Class A	288,990	3,441,871
*	Cavco Industries, Inc.	69,882	15,840,153
#*	Century Casinos, Inc.	18,388	146,185
	Century Communities, Inc.	278,155	12,380,679
*	Charles & Colvard Ltd.	45,459	45,459
#*	Chico’s FAS, Inc.	745,627	4,384,287
#*	Children’s Place, Inc.	59,965	2,427,383
#*	Chuy’s Holdings, Inc.	199,664	5,850,155
#*	Citi Trends, Inc.	33,503	757,503
#*	Conn’s, Inc.	205,150	1,684,281
*	Container Store Group, Inc.	569,192	3,090,713
»††	Contra Zagg, Inc.	262,920	23,663
*	Cooper-Standard Holdings, Inc.	22,437	213,152
	Culp, Inc.	90,947	456,554
	Dana, Inc.	775,109	12,370,740
*	Delta Apparel, Inc.	46,325	699,971
#	Designer Brands, Inc., Class A	348,992	5,315,148
#	Dick’s Sporting Goods, Inc.	157,177	17,880,456

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Dillard’s, Inc., Class A	166,142	$54,625,828
*	Dorman Products, Inc.	2,360	192,623
#*	Duluth Holdings, Inc., Class B	33,200	288,840
	El Pollo Loco Holdings, Inc.	327,560	3,288,702
	Escalade, Inc.	35,092	381,099
#	Ethan Allen Interiors, Inc.	288,444	7,381,282
*	Fiesta Restaurant Group, Inc.	221,704	1,536,409
	Flanigan’s Enterprises, Inc.	2,672	73,427
#	Flexsteel Industries, Inc.	68,906	1,059,085
#	Foot Locker, Inc.	840,110	26,631,487
*	Fossil Group, Inc.	218,761	929,734
#	Franchise Group, Inc.	49,343	1,497,560
*	Full House Resorts, Inc.	8,745	61,302
*	Funko, Inc., Class A	60,091	1,240,879
#	Gap, Inc.	322,459	3,634,113
#*	Genesco, Inc.	144,111	6,778,981
#*	Gentherm, Inc.	15,786	922,218
*	G-III Apparel Group Ltd.	443,087	8,640,196
*	Goodyear Tire & Rubber Co.	790,760	10,042,652
#*	GoPro, Inc., Class A	1,126,715	6,140,597
#	Graham Holdings Co., Class B	37,248	23,237,910
*	Green Brick Partners, Inc.	179,567	4,153,385
#	Group 1 Automotive, Inc.	166,163	28,746,199
	Guess?, Inc.	541,120	9,188,218
	Hamilton Beach Brands Holding Co., Class A	27,700	326,306
	Harley-Davidson, Inc.	117,600	5,056,800
#	Haverty Furniture Cos., Inc.	171,735	4,564,716
	Haverty Furniture Cos., Inc., Class A	844	22,822
#*	Helen of Troy Ltd.	6,250	591,375
#	Hibbett, Inc.	142,934	8,921,940
	Hooker Furnishings Corp.	81,403	1,229,185
*	Horizon Global Corp.	39,981	25,588
#*	Hovnanian Enterprises, Inc., Class A	7,954	320,785
*	iRobot Corp.	63,421	3,583,286
	Johnson Outdoors, Inc., Class A	73,083	3,845,627
#	KB Home.	221,451	6,382,218
#	Kohl’s Corp.	551,083	16,504,936
#*	Lakeland Industries, Inc.	67,550	799,117
#*	Lands’ End, Inc.	71,057	744,677
#*	Landsea Homes Corp.	17,916	87,072
	Laureate Education, Inc., Class A	842,329	10,647,039
	La-Z-Boy, Inc.	446,887	11,069,391
#*	Lazydays Holdings, Inc.	1,060	13,176
#	LCI Industries	34,949	3,708,438
	Lear Corp.	152,741	21,186,704
#*	Legacy Housing Corp.	21,028	390,280
#*	LGI Homes, Inc.	205,109	18,880,283
	Lifetime Brands, Inc.	164,248	1,406,784
*	Lincoln Educational Services Corp.	102,106	566,688
	Lithia Motors, Inc.	193,912	38,423,663
#*	LL Flooring Holdings, Inc.	95,523	794,751
*	M/I Homes, Inc.	132,543	5,499,209
	Macy’s, Inc.	1,259,842	26,267,706
*	Malibu Boats, Inc., Class A	33,909	1,793,786
#*	MarineMax, Inc.	214,059	6,916,246
	Marriott Vacations Worldwide Corp.	40,354	5,962,707
*	MasterCraft Boat Holdings, Inc.	26,563	578,011
	MDC Holdings, Inc.	693,994	21,139,057
*	Meritage Homes Corp.	252,136	19,202,678

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Modine Manufacturing Co.	573,768	$10,281,923
*	Mohawk Industries, Inc.	285,209	27,023,553
*	Monarch Casino & Resort, Inc.	13,813	1,096,890
#	Monro, Inc.	191,895	9,162,986
#*	Motorcar Parts of America, Inc.	94,294	1,791,586
	Movado Group, Inc.	178,960	5,918,207
#*	National Vision Holdings, Inc.	143,770	5,325,241
#*	Nautilus, Inc.	53,107	88,158
	Newell Brands, Inc.	391,826	5,411,117
*	ODP Corp.	296,799	11,744,336
#*	Ollie’s Bargain Outlet Holdings, Inc.	70,758	3,962,448
#*	OneWater Marine, Inc., Class A	3,181	104,973
#	Oxford Industries, Inc.	78,866	8,023,038
	Patrick Industries, Inc.	155,922	7,127,195
#*	Penn Entertainment, Inc.	24,553	812,704
#	Penske Automotive Group, Inc.	522,178	58,285,508
#*	Perdoceo Education Corp.	695,968	7,954,914
*	Playa Hotels & Resorts NV.	879,242	5,424,923
*	Potbelly Corp.	29,210	145,466
	PulteGroup, Inc.	533,108	21,318,989
	PVH Corp.	91,749	4,708,559
#	Qurate Retail, Inc., Class A	1,313,123	3,072,708
#	Ralph Lauren Corp.	15,906	1,474,327
#	RCI Hospitality Holdings, Inc.	72,575	6,127,507
#*	Red Robin Gourmet Burgers, Inc.	16,713	137,381
#	Rent-A-Center, Inc.	22,600	471,210
	Rocky Brands, Inc.	55,358	1,089,722
#	Shoe Carnival, Inc.	317,372	7,610,581
#	Signet Jewelers Ltd.	448,465	29,257,857
*	Skechers USA, Inc., Class A	20,569	708,191
#	Smith & Wesson Brands, Inc.	201,061	2,269,979
#	Sonic Automotive, Inc., Class A	307,655	14,382,871
*	Sportsman’s Warehouse Holdings, Inc.	407,568	3,659,961
	Standard Motor Products, Inc.	236,486	8,969,914
#	Steven Madden Ltd.	111,995	3,345,291
*	Stoneridge, Inc.	283,749	5,921,842
#	Strategic Education, Inc.	52,769	3,641,061
*	Strattec Security Corp.	34,627	900,302
*	Stride, Inc.	423,817	14,202,108
#	Superior Group of Cos., Inc.	70,032	694,717
#*	Taylor Morrison Home Corp.	1,283,868	33,817,083
#*	Tenneco, Inc., Class A	24,465	481,961
#	Thor Industries, Inc.	130,843	10,659,779
#	Tile Shop Holdings, Inc.	7,768	30,606
#	Tilly’s, Inc., Class A	173,352	1,535,899
	Toll Brothers, Inc.	1,187,844	51,172,320
#*	Topgolf Callaway Brands Corp.	245,223	4,590,575
*	Toughbuilt Industries, Inc.	7,200	14,904
#*	TravelCenters of America, Inc.	87,013	5,532,287
#*	Tri Pointe Homes, Inc.	1,116,854	18,707,304
#*	Unifi, Inc.	170,929	1,558,872
*	Universal Electronics, Inc.	97,417	1,988,281
#*	Universal Technical Institute, Inc.	312,779	2,158,175
#*	Urban Outfitters, Inc.	1,009,276	24,081,325
*	Vera Bradley, Inc.	258,652	840,619
#*	Vista Outdoor, Inc.	548,652	15,932,854
*	VOXX International Corp.	233,715	2,161,864
#	Weyco Group, Inc.	81,009	2,092,462
#	Whirlpool Corp.	9,500	1,313,280

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Winnebago Industries, Inc.	343,166	$20,483,579
	Wolverine World Wide, Inc.	55,799	955,837
#*	Zumiez, Inc.	205,156	4,601,649

TOTAL CONSUMER DISCRETIONARY			1,363,474,956

CONSUMER STAPLES — (3.9%)
#	Alico, Inc.	74,195	2,271,851
	Andersons, Inc.	345,738	12,194,179
*	BellRing Brands, Inc.	516,642	12,513,069
#*	Bridgford Foods Corp.	1,732	20,645
	Calavo Growers, Inc.	13,025	450,535
#	Cal-Maine Foods, Inc.	229,211	12,952,714
#*	Central Garden & Pet Co.	103,148	4,256,918
*	Central Garden & Pet Co., Class A	333,976	13,071,821
#*	Chefs’ Warehouse, Inc.	17,881	654,981
#	Coffee Holding Co., Inc.	13,332	30,530
*	Darling Ingredients, Inc.	6,952	545,593
*	Duckhorn Portfolio, Inc.	42,679	623,967
#	Edgewell Personal Care Co.	578,345	22,665,341
*	Farmer Bros Co.	102,042	612,252
	Fresh Del Monte Produce, Inc.	447,299	11,665,558
*	Grocery Outlet Holding Corp.	10,080	348,466
*	Hostess Brands, Inc.	1,321,345	34,989,216
	Ingles Markets, Inc., Class A	158,873	14,992,845
	Ingredion, Inc.	434,309	38,705,618
#	J&J Snack Foods Corp.	4,955	731,408
	John B. Sanfilippo & Son, Inc.	815	67,979
#*	Landec Corp.	256,439	2,551,568
	Lifevantage Corp.	21,571	86,931
#*	Lifeway Foods, Inc.	152,577	892,575
	Limoneira Co.	124,511	1,485,416
#	MGP Ingredients, Inc.	67,569	7,571,106
#	Molson Coors Beverage Co., Class B	1,044,889	52,693,752
*	Natural Alternatives International, Inc.	42,878	366,178
	Natural Grocers by Vitamin Cottage, Inc.	241,339	2,775,399
	Natural Health Trends Corp.	3,000	11,040
*	Nature’s Sunshine Products, Inc.	12,610	106,428
	Nu Skin Enterprises, Inc., Class A	384,596	14,687,721
#	Oil-Dri Corp. of America	54,883	1,620,695
*	Performance Food Group Co.	52,062	2,709,307
#*	Pilgrim’s Pride Corp.	338,655	7,805,998
*	Post Holdings, Inc.	490,446	44,346,127
	PriceSmart, Inc.	170,828	10,927,867
	Seaboard Corp.	3,694	13,839,128
#*	Seneca Foods Corp., Class A	67,033	4,230,453
*»	Seneca Foods Corp., Class B	189	11,949
*	Simply Good Foods Co.	264,971	10,148,389
#	SpartanNash Co.	393,338	14,046,100
	Spectrum Brands Holdings, Inc.	85,846	3,960,934
#*	Sprouts Farmers Market, Inc.	215,232	6,349,344
#	Tootsie Roll Industries, Inc.	8,790	355,028
*	TreeHouse Foods, Inc.	443,376	22,275,210
*	U.S. Foods Holding Corp.	558,051	16,607,598
#*	United Natural Foods, Inc.	647,802	27,473,283
#	Universal Corp.	238,897	12,090,577
#	Village Super Market, Inc., Class A	105,999	2,357,418
#	Weis Markets, Inc.	263,322	24,665,372
#*	Whole Earth Brands, Inc.	101,094	348,774

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Willamette Valley Vineyards, Inc.	4,392	$26,879

TOTAL CONSUMER STAPLES			493,790,030

ENERGY — (9.2%)
	Adams Resources & Energy, Inc.	31,994	1,028,607
#*	Alto Ingredients, Inc.	338,231	1,396,894
#	Antero Midstream Corp.	595,339	6,340,360
#*	Antero Resources Corp.	1,007,888	36,949,174
	Arch Resources, Inc.	98,729	15,035,439
#	Archrock, Inc.	2,389,793	17,947,345
*	Ardmore Shipping Corp.	372,485	5,039,722
#	Berry Corp.	474,266	4,206,739
#	Brigham Minerals, Inc., Class A	45,815	1,420,265
#*	Bristow Group, Inc.	61,689	1,846,969
#	California Resources Corp.	13,454	606,910
#*	Callon Petroleum Co.	219,052	9,629,526
	ChampionX Corp.	211,876	6,063,891
#	Chesapeake Energy Corp.	147,099	15,043,815
#	Chord Energy Corp.	82,835	12,681,210
#	Civitas Resources, Inc.	205,421	14,360,982
#*	Clean Energy Fuels Corp.	1,582,367	10,617,683
#*	CNX Resources Corp.	2,081,803	34,995,108
#*	Comstock Resources, Inc.	162,664	3,054,830
#	CONSOL Energy, Inc.	293,813	18,516,095
	Continental Resources, Inc.	37,753	2,792,589
	CVR Energy, Inc.	92,249	3,603,246
	Delek U.S. Holdings, Inc.	769,583	22,825,832
	DHT Holdings, Inc.	1,787,324	15,925,057
*	DMC Global, Inc.	14,537	314,581
#	Dorian LPG Ltd.	433,870	7,840,031
#*	Dril-Quip, Inc.	151,166	3,761,010
*	DTE Midstream LLC	84,384	5,037,725
#*	Earthstone Energy, Inc., Class A	257,253	4,157,209
#	Enerflex Ltd.	233,287	1,206,094
	EnLink Midstream LLC	1,923,988	22,856,977
	Epsilon Energy Ltd.	21,289	148,384
#	EQT Corp.	1,036,269	43,357,495
#	Equitrans Midstream Corp.	1,097,153	9,238,028
	Evolution Petroleum Corp.	157,543	1,243,014
#*	Expro Group Holdings NV	46,425	878,825
#*	Forum Energy Technologies, Inc.	25,984	685,718
*	Geospace Technologies Corp.	49,449	199,774
#*	Green Plains, Inc.	370,481	10,703,196
#*	Gulf Island Fabrication, Inc.	168,343	797,946
#*	Hallador Energy Co.	92,343	719,352
*	Helix Energy Solutions Group, Inc.	989,945	6,929,615
	Helmerich & Payne, Inc.	780,258	38,630,574
	HF Sinclair Corp.	1,452,267	88,835,172
#*	Independence Contract Drilling, Inc.	26,810	115,551
#	International Seaways, Inc.	389,212	16,506,481
*	Kosmos Energy Ltd.	358,652	2,327,652
#*	Laredo Petroleum, Inc.	24,151	1,561,362
*	Liberty Energy, Inc., Class A	443,336	7,496,812
*	Mammoth Energy Services, Inc.	33,531	195,821
	Marathon Oil Corp.	258,309	7,865,509
#	Matador Resources Co.	841,863	55,941,796
*	Mexco Energy Corp.	1,981	31,498
#	Murphy Oil Corp.	1,454,666	70,565,848
*	Nabors Industries Ltd.	38,744	6,742,618

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	NACCO Industries, Inc., Class A	53,771	$3,041,288
*	National Energy Services Reunited Corp.	101,058	763,999
*	Natural Gas Services Group, Inc.	113,505	1,305,308
*	Newpark Resources, Inc.	321,478	1,176,610
*	NexTier Oilfield Solutions, Inc.	1,223,399	12,331,862
#*	Noble Corp. PLC	93,346	3,364,190
	Nordic American Tankers Ltd.	277,266	856,752
	NOV, Inc.	401,601	8,995,862
*	Oceaneering International, Inc.	96,183	1,345,600
#*	Oil States International, Inc.	546,591	3,536,444
*	Overseas Shipholding Group, Inc., Class A	671,354	1,960,354
#	Patterson-UTI Energy, Inc.	1,925,175	33,979,339
*	PBF Energy, Inc., Class A	1,099,741	48,663,539
#	PDC Energy, Inc.	844,689	60,935,864
#*	Peabody Energy Corp.	772,601	18,465,164
#*	Permian Resources Corp., Class A	1,862,077	18,192,492
#	PHX Minerals, Inc.	129,385	514,952
#*	PrimeEnergy Resources Corp.	1,475	110,625
*	ProPetro Holding Corp.	549,727	6,508,768
	Range Resources Corp.	2,123,103	60,465,973
*	Ranger Energy Services, Inc.	5,055	53,078
#	Ranger Oil Corp., Class A	118,749	4,856,834
*	REX American Resources Corp.	189,590	5,685,804
#	RPC, Inc.	866,013	9,638,725
*	SandRidge Energy, Inc.	242,772	4,585,963
	Scorpio Tankers, Inc.	531,457	25,478,049
#*	SEACOR Marine Holdings, Inc.	162,746	1,264,536
*	Select Energy Services, Inc., Class A	664,376	6,411,228
	SFL Corp. Ltd.	774,048	7,895,290
#*	SilverBow Resources, Inc.	110,875	3,932,736
#	Sitio Royalties Corp.	5,727	162,418
	SM Energy Co.	933,660	41,996,027
*	Smart Sand, Inc.	53,708	133,196
#	Solaris Oilfield Infrastructure, Inc., Class A	233,390	3,178,772
#*	Talos Energy, Inc.	431,128	9,174,404
#*	TechnipFMC PLC	2,372,205	25,121,651
*	Teekay Corp.	93,947	367,333
*	Teekay Tankers Ltd., Class A	303,305	9,551,074
#*	Tidewater, Inc.	306,526	10,391,231
#*	Transocean Ltd.	1,427,912	5,254,716
*	U.S. Silica Holdings, Inc.	544,733	7,838,708
#	VAALCO Energy, Inc.	51,527	265,364
	World Fuel Services Corp.	621,437	15,840,429

TOTAL ENERGY			1,164,412,507

FINANCIALS — (27.0%)
#	1st Source Corp.	215,114	12,511,030
#*	Acacia Research Corp.	130,808	521,924
#	ACNB Corp.	22,165	811,017
#	Alerus Financial Corp.	18,725	417,568
	Ally Financial, Inc.	153,880	4,240,933
#	Amalgamated Financial Corp.	83,875	1,928,286
#	A-Mark Precious Metals, Inc.	59,946	1,822,958
*	Ambac Financial Group, Inc.	78,696	1,105,679
#	Amerant Bancorp, Inc.	49,613	1,493,351
	American Equity Investment Life Holding Co.	963,499	41,507,537
#	American National Bankshares, Inc.	84,207	3,079,450
	Ameris Bancorp	604,073	31,115,800
	AmeriServ Financial, Inc.	147,495	594,405

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Ames National Corp.	24,967	$552,270
	Argo Group International Holdings Ltd.	330,195	8,211,950
#	Arrow Financial Corp.	111,840	3,894,269
*	AssetMark Financial Holdings, Inc.	33,575	695,338
	Associated Banc-Corp	1,586,076	38,620,951
#	Associated Capital Group, Inc., Class A	15,769	635,491
	Assured Guaranty Ltd.	680,431	40,274,711
	Atlantic American Corp.	864	2,480
#	Atlantic Union Bankshares Corp.	734,034	25,353,534
#*	Atlanticus Holdings Corp.	44,813	1,279,859
	Auburn National BanCorp, Inc.	692	16,262
	Axis Capital Holdings Ltd.	654,859	35,801,142
*	Axos Financial, Inc.	224,531	8,747,728
	Banc of California, Inc.	598,388	9,981,112
	BancFirst Corp.	13,371	1,281,209
*	Bancorp, Inc.	216,159	5,961,665
#	Bank of Marin Bancorp	162,349	5,860,799
#	Bank of Princeton	956	30,305
#	Bank OZK	1,161,169	49,907,044
#	Bank7 Corp.	14,181	354,525
	BankFinancial Corp.	199,065	1,940,884
	BankUnited, Inc.	838,881	30,157,772
	Bankwell Financial Group, Inc.	42,299	1,296,041
#	Banner Corp.	319,869	23,910,208
	Bar Harbor Bankshares	75,276	2,259,033
#	Baycom Corp.	87,883	1,689,990
	BCB Bancorp, Inc.	164,821	3,238,733
#	Berkshire Hills Bancorp, Inc.	491,417	14,373,947
*	Blucora, Inc.	287,841	6,341,137
#*	Blue Foundry Bancorp	30,946	380,945
	Blue Ridge Bankshares, Inc.	28,730	374,927
	BOK Financial Corp.	193,952	21,371,571
	Bread Financial Holdings, Inc.	65,719	2,373,113
#*	Bridgewater Bancshares, Inc.	91,667	1,752,673
*	Brighthouse Financial, Inc.	467,979	26,707,562
	Brookline Bancorp, Inc.	680,159	9,352,186
	Business First Bancshares, Inc.	40,881	1,013,031
#	Byline Bancorp, Inc.	180,923	4,182,940
	C&F Financial Corp.	23,276	1,316,491
#	Cadence Bank	1,002,209	27,711,079
»	California First Leasing Corp.	2,388	38,745
#	Cambridge Bancorp	11,578	1,017,127
	Camden National Corp.	159,693	6,949,839
*	Cannae Holdings, Inc.	557,155	12,903,710
	Capital Bancorp, Inc.	31,047	766,240
	Capital City Bank Group, Inc.	145,035	5,137,140
	Capitol Federal Financial, Inc.	1,509,194	12,345,207
	Capstar Financial Holdings, Inc.	90,506	1,600,146
*	Carter Bankshares, Inc.	65,711	1,176,227
*	Carver Bancorp, Inc.	6,158	26,787
	Cathay General Bancorp	174,708	7,966,685
*»	CCUR Holdings, Inc.	14	73,500
	Central Pacific Financial Corp.	154,620	3,172,802
	Central Valley Community Bancorp	80,373	1,494,938
	Chemung Financial Corp.	10,836	461,180
#	Citizens & Northern Corp.	86,189	2,049,574
#	Citizens Community Bancorp, Inc.	18,129	229,332
#	Citizens Holding Co.	493	7,346
*	Citizens, Inc.	36,852	99,132

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	City Holding Co.	19,883	$2,005,201
#	Civista Bancshares, Inc.	101,399	2,403,156
	CNA Financial Corp.	123,958	5,169,049
	CNB Financial Corp.	148,021	3,762,694
	CNO Financial Group, Inc.	800,147	17,651,243
	Codorus Valley Bancorp, Inc.	46,967	1,004,154
	Colony Bankcorp, Inc.	7,779	107,350
#	Columbia Banking System, Inc.	855,196	28,623,410
	Comerica, Inc.	297,187	20,951,683
	Community Financial Corp.	10,016	378,605
	Community Trust Bancorp, Inc.	195,224	9,232,143
	Community West Bancshares	5,040	71,870
	ConnectOne Bancorp, Inc.	398,529	9,983,151
#*	Consumer Portfolio Services, Inc.	223,877	1,437,290
#	Cowen, Inc., Class A	142,315	5,496,205
*	CrossFirst Bankshares, Inc.	130,703	1,818,079
#*	Customers Bancorp, Inc.	368,152	12,403,041
#	CVB Financial Corp.	62,505	1,795,144
#	Dime Community Bancshares, Inc.	421,398	14,550,873
	Donegal Group, Inc., Class A	280,775	4,110,546
	Eagle Bancorp Montana, Inc.	2,674	49,843
	Eagle Bancorp, Inc.	231,580	10,485,942
	Eastern Bankshares, Inc.	116,584	2,234,915
#*	Elevate Credit, Inc.	128,512	131,082
	Employers Holdings, Inc.	296,229	12,918,547
#*	Encore Capital Group, Inc.	271,577	13,828,701
*	Enova International, Inc.	344,582	12,918,379
*	Enstar Group Ltd.	135,026	27,075,414
	Enterprise Bancorp, Inc.	50,875	1,591,370
	Enterprise Financial Services Corp.	165,121	8,829,020
	Equitable Holdings, Inc.	48,616	1,488,622
	Equity Bancshares, Inc., Class A	173,727	6,205,528
	ESSA Bancorp, Inc.	35,707	714,140
	Essent Group Ltd.	148,107	5,862,075
	Evans Bancorp, Inc.	25,051	911,355
	Everest Re Group Ltd.	161,381	52,071,193
#*	EZCORP, Inc., Class A	712,854	6,886,170
#	Farmers & Merchants Bancorp, Inc.	5,079	148,612
	Farmers National Banc Corp.	233,748	3,211,698
	FB Financial Corp.	210,376	8,827,377
	Federal Agricultural Mortgage Corp., Class A	300	32,178
	Federal Agricultural Mortgage Corp., Class C	68,196	7,856,179
#	Fidelity D&D Bancorp, Inc.	1,845	86,162
#	Financial Institutions, Inc.	215,313	5,130,909
	First American Financial Corp.	187,647	9,457,409
#	First BanCorp	1,829,231	28,883,557
	First BanCorp	297,519	13,260,422
#	First Bancorp, Inc.	93,058	2,843,852
#	First Bancshares, Inc.	101,434	3,320,949
	First Bank	93,335	1,467,226
	First Busey Corp.	426,979	11,276,515
	First Business Financial Services, Inc.	78,551	2,996,721
	First Citizens BancShares, Inc., Class A	39,468	32,447,432
#	First Commonwealth Financial Corp.	868,237	12,450,519
#	First Community Bankshares, Inc.	177,710	6,617,920
	First Community Corp.	3,070	57,931
	First Financial Bancorp	904,455	23,579,142
	First Financial Corp.	52,817	2,561,096
	First Financial Northwest, Inc.	91,175	1,354,860

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Foundation, Inc.	378,980	$6,048,521
	First Hawaiian, Inc.	360,191	9,213,686
	First Horizon Corp.	3,817,193	93,559,400
	First Internet Bancorp	96,273	2,473,253
#	First Interstate BancSystem, Inc., Class A	596,202	27,192,773
	First Merchants Corp.	471,978	21,191,812
#	First Mid Bancshares, Inc.	84,016	3,008,613
	First Northwest Bancorp.	12,251	185,113
	First of Long Island Corp.	218,255	3,836,923
	First United Corp.	24,102	457,215
#*	First Western Financial, Inc.	21,701	599,165
	Flagstar Bancorp, Inc.	599,729	23,209,512
	Flushing Financial Corp.	297,664	5,863,981
#	FNB Corp.	2,646,415	38,240,697
	FS Bancorp, Inc.	69,479	2,014,196
	Fulton Financial Corp.	1,763,822	32,154,475
#*	FVCBankcorp, Inc.	23,997	487,619
*	Genworth Financial, Inc., Class A	2,966,950	13,855,656
#	German American Bancorp, Inc.	114,744	4,508,292
#	Global Indemnity Group LLC, Class A	96,974	2,343,862
	Globe Life, Inc.	169,805	19,615,874
#	Great Southern Bancorp, Inc.	135,378	8,390,728
*	Green Dot Corp., Class A	144,058	2,741,424
#*	Greenlight Capital Re Ltd., Class A	310,886	2,623,878
	Guaranty Bancshares, Inc.	45,667	1,691,049
*	Hallmark Financial Services, Inc.	136,364	128,946
	Hancock Whitney Corp.	703,922	39,328,122
	Hanmi Financial Corp.	336,882	9,021,700
#	HarborOne Bancorp, Inc.	444,670	6,772,324
	Hawthorn Bancshares, Inc.	760	17,431
	HBT Financial, Inc.	16,071	327,688
#	Heartland Financial USA, Inc.	294,595	14,529,425
	Heritage Commerce Corp.	661,862	9,464,627
#	Heritage Financial Corp.	386,342	13,015,862
	Heritage Insurance Holdings, Inc.	191,507	287,261
	Hilltop Holdings, Inc.	498,481	14,431,025
#	Hingham Institution For Savings	468	115,713
	HMN Financial, Inc.	4,634	105,933
	Home Bancorp, Inc.	52,806	2,257,456
	HomeStreet, Inc.	197,415	5,124,893
	HomeTrust Bancshares, Inc.	52,143	1,252,996
	Hope Bancorp, Inc.	1,408,139	19,108,446
	Horace Mann Educators Corp.	451,758	17,826,371
	Horizon Bancorp, Inc.	451,139	6,726,482
#	Independent Bank Corp.	241,479	21,011,088
	Independent Bank Corp.	192,137	4,444,129
#	Independent Bank Group, Inc.	438,048	27,636,448
#	International Bancshares Corp.	596,927	29,607,579
#	Invesco Ltd.	3,332,133	51,048,278
	Investar Holding Corp.	24,497	527,665
	Investors Title Co.	12,972	1,906,235
#	Jackson Financial, Inc., Class A	162,187	6,221,493
#	James River Group Holdings Ltd.	261,893	6,618,036
	Janus Henderson Group PLC	889,616	20,256,556
	Jefferies Financial Group, Inc.	982,521	33,808,548
	Kearny Financial Corp.	724,788	7,349,350
#	Kemper Corp.	408,054	19,451,934
#	Kentucky First Federal Bancorp	315	2,205
#	Kingstone Cos., Inc.	89,841	190,463

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Lake Shore Bancorp, Inc.	406	$5,331
	Lakeland Bancorp, Inc.	541,553	10,099,963
	Landmark Bancorp, Inc.	1,573	40,977
	LCNB Corp.	46,616	820,908
*	LendingClub Corp.	437,863	4,658,862
	Lincoln National Corp.	687,113	37,014,777
#	Live Oak Bancshares, Inc.	18,534	601,799
	Luther Burbank Corp.	94,263	1,190,542
	M&T Bank Corp.	275,945	46,460,860
	Macatawa Bank Corp.	374,928	4,022,977
#*	Maiden Holdings Ltd.	919,999	2,051,598
	MainStreet Bancshares, Inc.	1,059	29,419
*	Malvern Bancorp, Inc.	1,318	19,177
#*	MBIA, Inc.	385,192	4,144,666
	Mercantile Bank Corp.	173,113	6,050,299
	Merchants Bancorp	54,929	1,315,550
	Mercury General Corp.	42,649	1,236,821
	Meridian Corp.	2,196	67,615
#	Metrocity Bankshares, Inc.	14,632	325,562
*	Metropolitan Bank Holding Corp.	69,246	4,570,236
	MGIC Investment Corp.	1,103,587	15,063,963
	Mid Penn Bancorp, Inc.	20,563	702,843
	Midland States Bancorp, Inc.	225,376	6,319,543
	MidWestOne Financial Group, Inc.	84,553	2,840,981
*	Mr Cooper Group, Inc.	464,321	18,336,036
#	MVB Financial Corp.	29,973	742,131
	National Bank Holdings Corp., Class A	250,816	10,990,757
#	National Bankshares, Inc.	16,128	591,091
	National Western Life Group, Inc., Class A	29,416	5,824,956
#	Navient Corp.	1,559,162	23,605,713
	NBT Bancorp, Inc.	336,427	15,943,276
	Nelnet, Inc., Class A	279,820	24,929,164
#	New York Community Bancorp, Inc.	2,881,315	26,825,043
#*	NI Holdings, Inc.	27,630	375,215
*	Nicholas Financial, Inc.	44,982	317,573
#*	Nicolet Bankshares, Inc.	55,447	4,230,052
*	NMI Holdings, Inc., Class A	718,244	15,751,091
#	Northeast Bank	81,169	3,417,215
#	Northeast Community Bancorp, Inc.	13,268	174,607
#	Northfield Bancorp, Inc.	530,237	8,505,001
	Northrim BanCorp, Inc.	60,074	2,927,406
#	Northwest Bancshares, Inc.	1,410,302	21,239,148
#	Norwood Financial Corp.	3,763	106,869
	OceanFirst Financial Corp.	473,239	10,685,737
#*	Ocwen Financial Corp.	62,124	1,940,754
	OFG Bancorp	505,838	14,102,763
#	Ohio Valley Banc Corp.	10,660	277,160
	Old National Bancorp	2,170,768	42,460,222
	Old Republic International Corp.	1,964,925	45,605,909
#	Old Second Bancorp, Inc.	274,145	4,386,320
	OP Bancorp	51,848	583,808
	Oppenheimer Holdings, Inc., Class A	65,321	2,248,349
	Origin Bancorp, Inc.	15,983	660,577
	Orrstown Financial Services, Inc.	52,284	1,383,957
#*	Oscar Health, Inc., Class A	114,012	425,265
*	Oxbridge Re Holdings Ltd.	4,468	9,025
#	Pacific Premier Bancorp, Inc.	883,655	32,173,879
	PacWest Bancorp	524,396	13,036,485
#	Park National Corp.	7,388	1,089,730

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Parke Bancorp, Inc.	43,177	$930,896
	Pathward Financial, Inc.	257,000	10,801,710
#	PCB Bancorp	21,914	405,409
	PCSB Financial Corp.	88,360	1,722,136
	Peapack-Gladstone Financial Corp.	196,038	7,757,224
	Penns Woods Bancorp, Inc.	35,298	851,388
#	PennyMac Financial Services, Inc.	380,545	20,290,659
	Peoples Bancorp of North Carolina, Inc.	10,339	291,043
#	Peoples Bancorp, Inc.	308,940	9,351,614
#	Peoples Financial Services Corp.	16,754	921,302
	Pinnacle Financial Partners, Inc.	280,689	23,294,380
#	Plumas Bancorp	3,026	100,161
#*	Ponce Financial Group, Inc.	1,336	12,345
	Popular, Inc.	712,592	50,394,506
#*	PRA Group, Inc.	376,931	12,627,188
	Preferred Bank	60,257	4,631,956
	Premier Financial Corp.	385,275	11,115,184
#	Primis Financial Corp.	231,870	2,988,804
	ProAssurance Corp.	108,670	2,413,561
*	Professional Holding Corp., Class A	22,416	606,801
*	PROG Holdings, Inc.	150,207	2,481,420
	Prosperity Bancshares, Inc.	348,637	24,951,950
#	Provident Bancorp, Inc.	32,000	395,520
#	Provident Financial Holdings, Inc.	49,350	673,628
	Provident Financial Services, Inc.	813,211	18,232,191
	QCR Holdings, Inc.	162,554	8,243,113
#	Radian Group, Inc.	758,065	15,820,817
	RBB Bancorp	87,473	1,969,017
#	Red River Bancshares, Inc.	498	28,346
#	Regional Management Corp.	106,014	3,600,235
	Reinsurance Group of America, Inc.	358,439	52,751,468
	RenaissanceRe Holdings Ltd.	15,389	2,380,371
	Renasant Corp.	603,978	24,382,592
	Republic Bancorp, Inc., Class A	84,322	3,908,325
#*	Republic First Bancorp, Inc.	369,181	1,044,782
#	Richmond Mutual BanCorp, Inc.	3,315	43,493
	Riverview Bancorp, Inc.	224,450	1,512,793
	S&T Bancorp, Inc.	324,506	12,269,572
	Safety Insurance Group, Inc.	121,191	10,537,557
#	Sandy Spring Bancorp, Inc.	398,398	14,119,225
#	Seacoast Banking Corp. of Florida	269,359	8,323,193
*	Security National Financial Corp., Class A	48,941	305,881
#	Shore Bancshares, Inc.	91,020	1,814,939
	Sierra Bancorp	166,256	3,665,945
	Simmons First National Corp., Class A	950,828	22,696,264
#*	SiriusPoint Ltd.	127,666	819,616
	SmartFinancial, Inc.	63,007	1,842,325
#	South Plains Financial, Inc.	23,084	721,837
#*	Southern First Bancshares, Inc.	52,668	2,353,206
#	Southern Missouri Bancorp, Inc.	49,888	2,556,760
	Southside Bancshares, Inc.	180,221	6,170,767
#	SouthState Corp.	430,094	38,893,400
#	Stellar Bancorp, Inc.	368,155	12,090,210
#*	Sterling Bancorp, Inc.	56,390	359,204
	Stewart Information Services Corp.	277,765	10,821,724
	Stifel Financial Corp.	148,118	9,164,061
*	StoneX Group, Inc.	143,828	13,422,029
	Summit Financial Group, Inc.	59,623	1,733,241
	Summit State Bank	3,741	55,404

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Synovus Financial Corp.	51,006	$2,032,589
	Territorial Bancorp, Inc.	83,313	1,720,413
*	Texas Capital Bancshares, Inc.	541,650	32,499,000
	Timberland Bancorp, Inc.	84,344	2,498,269
	Tiptree, Inc.	378,389	4,608,778
	Tompkins Financial Corp.	10,628	880,424
	Towne Bank	565,236	18,618,874
*	Trean Insurance Group, Inc.	55,280	202,878
	TriCo Bancshares	201,202	11,651,608
	Trinity Capital, Inc.	10,285	122,597
*	Triumph Bancorp, Inc.	13,389	689,533
	TrustCo Bank Corp. NY	205,125	7,655,265
	Trustmark Corp.	650,887	23,802,938
	UMB Financial Corp.	2,525	210,131
	Umpqua Holdings Corp.	1,373,682	27,308,798
	United Bancshares, Inc.	7,312	138,855
	United Bankshares, Inc.	1,035,724	43,862,911
#	United Community Banks, Inc.	598,879	23,056,841
#	United Fire Group, Inc.	276,906	7,504,153
	United Insurance Holdings Corp.	120,724	49,267
	United Security Bancshares	124,045	858,391
	Unity Bancorp, Inc.	66,873	1,916,580
#	Universal Insurance Holdings, Inc.	301,301	3,025,062
	Univest Financial Corp.	306,900	8,636,166
	Unum Group	1,531,145	69,804,901
#	Valley National Bancorp	3,435,430	40,778,554
	Veritex Holdings, Inc.	227,822	7,194,619
#	Virtus Investment Partners, Inc.	461	79,057
#	Voya Financial, Inc.	911,052	62,279,515
	Walker & Dunlop, Inc.	5,213	468,961
#	Washington Federal, Inc.	709,997	27,476,884
#	Washington Trust Bancorp, Inc.	101,894	4,941,859
#	Waterstone Financial, Inc.	248,508	4,219,666
	Webster Financial Corp.	638,816	34,662,156
	WesBanco, Inc.	636,499	25,740,020
	West BanCorp, Inc.	100,945	2,268,234
	Western New England Bancorp, Inc.	242,691	2,123,546
	Westwood Holdings Group, Inc.	22,796	230,696
	White Mountains Insurance Group Ltd.	24,024	34,021,588
	Wintrust Financial Corp.	367,416	34,397,486
#	WSFS Financial Corp.	647,089	30,128,464
	WVS Financial Corp.	111	1,591
	Zions Bancorp NA	927,029	48,149,886

TOTAL FINANCIALS			3,435,069,021

HEALTH CARE — (4.6%)
#*	89bio, Inc.	2,982	28,478
*	Abeona Therapeutics, Inc.	21,924	100,631
*	Acadia Healthcare Co., Inc.	731,391	59,462,088
#*	Accolade, Inc.	30,016	323,572
††	Achillion Pharmaceuticals, Inc.	1,609,952	2,302,231
#*	Addus HomeCare Corp.	95,869	9,818,903
#*	Adicet Bio, Inc.	12,541	206,801
#*	Agiliti, Inc.	9,491	165,808
#*	Agios Pharmaceuticals, Inc.	429,976	11,841,539
*	AIkido Pharma, Inc.	5,968	36,405
#*	Akouos, Inc.	1,882	24,786
#*	Aldeyra Therapeutics, Inc.	76,564	418,039
*	AlerisLife, Inc.	51,473	47,046

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Allogene Therapeutics, Inc.	46,462	$478,559
#*	Allscripts Healthcare Solutions, Inc.	1,218,028	17,905,012
*	Altimmune, Inc.	12,323	154,530
*	American Shared Hospital Services	12,364	32,394
#*	American Well Corp., Class A	341,219	1,395,586
#*	Amneal Pharmaceuticals, Inc.	28,536	62,779
#*	Amphastar Pharmaceuticals, Inc.	186,777	5,771,409
#*	AnaptysBio, Inc.	157,776	4,551,838
*	AngioDynamics, Inc.	391,128	5,510,994
#*	ANI Pharmaceuticals, Inc.	95,406	3,681,718
#*	Anika Therapeutics, Inc.	47,103	1,338,667
#*	Arcus Biosciences, Inc.	40,986	1,044,323
#*	Artivion, Inc.	33,516	374,039
*	aTyr Pharma, Inc.	15,283	37,749
*	Avanos Medical, Inc.	491,473	10,886,127
#*	Avidity Biosciences, Inc.	12,138	173,331
#*	Bioventus, Inc., Class A	1,734	14,115
#*	Bluebird Bio, Inc.	207,216	1,299,244
#*	Brookdale Senior Living, Inc.	1,284,210	5,740,419
*	C4 Therapeutics, Inc.	5,540	53,295
#*	Cara Therapeutics, Inc.	56,668	532,679
#*	Castle Biosciences, Inc.	12,476	318,388
*	Certara, Inc.	81,648	998,555
*	Chinook Therapeutics, Inc.	9,895	215,216
#*	Collegium Pharmaceutical, Inc.	42,213	757,301
#*	Community Health Systems, Inc.	11,057	31,734
#*	Computer Programs & Systems, Inc.	87,251	2,818,207
*	Concert Pharmaceuticals, Inc.	88,674	527,610
*	Cross Country Healthcare, Inc.	317,809	11,787,536
*	Cullinan Oncology, Inc.	10,083	132,491
*	Cumberland Pharmaceuticals, Inc.	161,297	396,791
*	Cymabay Therapeutics, Inc.	70,411	245,030
	DENTSPLY SIRONA, Inc.	489,228	15,078,007
#*	Diffusion Pharmaceuticals, Inc.	1,400	6,720
*	Dyne Therapeutics, Inc.	16,201	184,691
#*	Eagle Pharmaceuticals, Inc.	36,743	1,156,302
*	Electromed, Inc.	51,048	542,130
*	Emergent BioSolutions, Inc.	303,215	6,325,065
*	Enovis Corp.	416,496	20,595,727
#*	Envista Holdings Corp.	1,044,527	34,479,836
#*	Enzo Biochem, Inc.	70,307	150,457
*	Evolent Health, Inc., Class A	47,510	1,511,293
#*	EyePoint Pharmaceuticals, Inc.	6,902	37,271
*	FONAR Corp.	54,847	883,037
#*	Fulgent Genetics, Inc.	128,919	5,109,060
#*	Generation Bio Co.	79,416	406,610
*	Graphite Bio, Inc.	3,106	10,902
*	Gritstone bio, Inc.	18,918	60,916
*	Harvard Bioscience, Inc.	241,190	648,801
*	HealthStream, Inc.	313,528	7,744,142
#*	Heska Corp.	12,932	928,000
#	iBio, Inc.	5,923	12,971
#*	Ideaya Biosciences, Inc.	61,089	1,031,793
#*	Immunovant, Inc.	198,500	2,223,200
#*	Innoviva, Inc.	341,230	4,627,079
#*	Inogen, Inc.	82,032	1,858,845
*	Integer Holdings Corp.	288,091	17,956,712
#*	Invacare Corp.	23,622	17,535
*	Iterum Therapeutics PLC	12,319	20,819

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Jazz Pharmaceuticals PLC	109,154	$15,695,254
#*	Jounce Therapeutics, Inc.	161,949	353,049
#*	KalVista Pharmaceuticals, Inc.	10,853	55,025
#*	KemPharm, Inc.	5,596	31,338
*	Kewaunee Scientific Corp.	13,861	234,251
#*	Kinnate Biopharma, Inc.	5,659	47,705
#*	Kodiak Sciences, Inc.	60,962	437,707
#*	Kura Oncology, Inc.	82,870	1,286,142
#*	LENSAR, Inc.	116,724	555,606
*	LHC Group, Inc.	175	29,243
#*	LifeStance Health Group, Inc.	26,581	200,687
*	Ligand Pharmaceuticals, Inc.	26,997	2,366,287
#*	Lisata Therapeutics, Inc.	3,664	15,535
*	LivaNova PLC	169,630	7,989,573
#*	Lumos Pharma, Inc.	4,529	40,897
#*	Lyell Immunopharma, Inc.	12,639	74,317
*	Meridian Bioscience, Inc.	257,413	8,229,494
*	Merit Medical Systems, Inc.	118,472	8,147,319
#	Mesa Laboratories, Inc.	15,150	2,002,981
*	Myriad Genetics, Inc.	262,722	5,448,854
#	National HealthCare Corp.	128,552	7,831,388
#*	Nektar Therapeutics	171,756	645,803
*	Neogen Corp.	12,366	163,231
*	NeoGenomics, Inc.	64,631	491,519
*	NeuroBo Pharmaceuticals, Inc.	729	5,548
*	Neuronetics, Inc.	14,643	48,761
*	NextCure, Inc.	109,404	273,510
#*	NextGen Healthcare, Inc.	226,631	4,541,685
*	NuVasive, Inc.	47,880	2,112,944
#*	Olema Pharmaceuticals, Inc.	18,906	71,087
*	Opiant Pharmaceuticals, Inc.	29,507	281,202
#*	OPKO Health, Inc.	699,551	1,329,147
#*	OraSure Technologies, Inc.	119,250	519,930
*	Organogenesis Holdings, Inc.	24,336	79,822
#*	Orthofix Medical, Inc.	243,708	3,913,950
#	Owens & Minor, Inc.	541,149	9,199,533
	Patterson Cos., Inc.	643,555	16,713,123
#*††	PDL BioPharma, Inc.	1,058,582	2,837,000
*	Pediatrix Medical Group, Inc.	105,656	2,049,726
	Perrigo Co. PLC	991,993	39,957,478
#*	PetIQ, Inc.	77,014	633,055
	Phibro Animal Health Corp., Class A	27,344	401,683
	Premier, Inc., Class A	406,075	14,163,896
*	Prestige Consumer Healthcare, Inc.	456,560	24,873,389
#	ProPhase Labs, Inc.	5,273	63,540
*	Prothena Corp. PLC	117,815	7,238,554
*	REGENXBIO, Inc.	69,430	1,643,408
*	Regulus Therapeutics, Inc.	10,024	15,537
#*	Replimune Group, Inc.	14,534	266,844
#*	Rhythm Pharmaceuticals, Inc.	12,048	303,248
#*	Sage Therapeutics, Inc.	272,919	10,278,130
*	Satsuma Pharmaceuticals, Inc.	1,387	7,185
*	SeaSpine Holdings Corp.	48,468	311,649
#*	Seer, Inc.	17,777	139,194
	Select Medical Holdings Corp.	766,409	19,681,383
*	Silverback Therapeutics, Inc.	49,988	310,925
*	Supernus Pharmaceuticals, Inc.	323,649	11,091,451
#*	Surgery Partners, Inc.	94,810	2,577,884
#*	Sutro Biopharma, Inc.	56,994	417,766

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Syneos Health, Inc.	54,507	$2,746,063
#*	Synlogic, Inc.	160,619	134,534
*	Syros Pharmaceuticals, Inc.	4,843	24,312
#*	Taro Pharmaceutical Industries Ltd.	36,688	1,098,072
*	Tarsus Pharmaceuticals, Inc.	707	13,023
#*	TCR2 Therapeutics, Inc.	62,191	97,640
††	Tetraphase Pharmaceuticals, Inc.	1,600	192
*	UFP Technologies, Inc.	38,080	3,573,808
*	United Therapeutics Corp.	3,963	913,590
	Universal Health Services, Inc., Class B	175,304	20,312,474
	Utah Medical Products, Inc.	6,236	558,434
*	Vanda Pharmaceuticals, Inc.	521,474	5,459,833
#*	Varex Imaging Corp.	374,102	8,271,395
#*	Veracyte, Inc.	214,011	4,303,761
	Viatris, Inc.	199,600	2,021,948
*	Viking Therapeutics, Inc.	171,269	702,203
*	Xencor, Inc.	48,791	1,366,148
*	XOMA Corp.	2,655	43,967

TOTAL HEALTH CARE			580,019,683

INDUSTRIALS — (17.0%)
*	AAR Corp.	392,950	17,415,544
#	ABM Industries, Inc.	599,829	26,698,389
	ACCO Brands Corp.	922,529	4,243,633
	Acme United Corp.	38,617	923,332
	AGCO Corp.	369,245	45,849,152
	Air Lease Corp.	1,251,656	44,170,940
#*	Air Transport Services Group, Inc.	539,107	15,741,924
	Alamo Group, Inc.	101,804	15,482,352
#*	Alaska Air Group, Inc.	313,229	13,926,161
#	Albany International Corp., Class A	82,231	7,534,004
	Allied Motion Technologies, Inc.	43,499	1,471,136
	Alta Equipment Group, Inc.	23,904	292,346
	Altra Industrial Motion Corp.	243,620	14,651,307
	AMERCO	99,942	57,485,639
#*	American Superconductor Corp.	12,521	56,595
*	American Woodmark Corp.	145,621	6,603,912
*	API Group Corp.	52,578	867,011
	Apogee Enterprises, Inc.	231,830	10,636,360
	Applied Industrial Technologies, Inc.	1,879	233,710
	ARC Document Solutions, Inc.	135,534	327,992
#	ArcBest Corp.	242,774	19,283,539
	Arcosa, Inc.	470,685	30,217,977
#	Argan, Inc.	153,288	5,314,495
*	ASGN, Inc.	45,337	3,843,671
#	Astec Industries, Inc.	249,808	10,904,119
*	Astronics Corp.	279,148	2,584,910
*	Astronics Corp., Class B	5,303	47,992
#*	Atlas Air Worldwide Holdings, Inc.	297,203	30,059,111
*	Avalon Holdings Corp., Class A	11,325	30,804
*	AZEK Co., Inc.	260,051	4,553,493
#	AZZ, Inc.	139,456	5,606,131
	Barnes Group, Inc.	456,991	16,163,772
	Barrett Business Services, Inc.	15,551	1,356,358
#*	Beacon Roofing Supply, Inc.	579,646	32,663,052
#	BGSF, Inc.	74,601	937,735
*	BlueLinx Holdings, Inc.	78,925	5,561,056
#	Boise Cascade Co.	359,406	23,997,539
	Brady Corp., Class A	78,510	3,591,833

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	BrightView Holdings, Inc.	238,129	$2,124,111
*	Broadwind, Inc.	39,486	69,495
*	Builders FirstSource, Inc.	683,763	42,160,827
*	CACI International, Inc., Class A	65,371	19,874,745
#*	CBIZ, Inc.	438,456	21,764,956
*	CECO Environmental Corp.	379,096	4,480,915
#	Chicago Rivet & Machine Co.	2,571	71,937
#*	CIRCOR International, Inc.	90,929	1,879,502
*	Civeo Corp.	75,213	2,331,603
#*	Clarivate PLC	508,900	5,256,937
*	Clean Harbors, Inc.	286,005	35,024,172
	Columbus McKinnon Corp.	266,363	7,596,673
	Comfort Systems USA, Inc.	22,748	2,804,373
*	Commercial Vehicle Group, Inc.	224,589	1,131,929
#	CompX International, Inc.	11,424	203,690
*	Concrete Pumping Holdings, Inc.	119,080	762,707
*	Construction Partners, Inc., Class A	8,579	267,150
#*	Copa Holdings SA, Class A	48,911	3,679,575
	Costamare, Inc.	1,100,040	10,384,378
	Covenant Logistics Group, Inc.	139,753	5,288,254
*»	CPI Aerostructures, Inc.	34,845	83,976
	CRA International, Inc.	65,334	6,712,415
#*	Daseke, Inc.	17,614	104,979
	Deluxe Corp.	42,154	774,791
*	Distribution Solutions Group, Inc.	42,488	1,278,039
*	DLH Holdings Corp.	52,954	689,461
*	Ducommun, Inc.	134,788	6,363,342
	Dun & Bradstreet Holdings, Inc.	121,678	1,563,562
*	DXP Enterprises, Inc.	187,758	5,371,756
*	Dycom Industries, Inc.	242,227	28,626,387
#	Eagle Bulk Shipping, Inc.	149,340	7,225,069
	Eastern Co.	44,117	922,486
	EMCOR Group, Inc.	83,128	11,729,361
#	Encore Wire Corp.	215,111	29,597,123
	Enerpac Tool Group Corp.	51,276	1,302,923
#	EnerSys	159,175	10,551,711
#	Eneti, Inc.	16,753	137,710
#	Ennis, Inc.	277,296	6,255,798
#	EnPro Industries, Inc.	132,581	14,119,877
	Esab Corp.	350,178	13,061,639
	ESCO Technologies, Inc.	223,143	19,228,232
#*	Espey Manufacturing & Electronics Corp.	8,752	117,189
	Federal Signal Corp.	472,626	22,048,003
*	First Advantage Corp.	20,667	290,371
#	Flowserve Corp.	77,547	2,224,048
#*	Fluor Corp.	568,636	17,206,925
	Fortune Brands Home & Security, Inc.	26,873	1,620,979
#*	FTI Consulting, Inc.	8,978	1,397,246
*	Gates Industrial Corp. PLC	583,042	6,500,918
	GATX Corp.	340,393	35,642,551
#	Genco Shipping & Trading Ltd.	422,240	5,658,016
*	Gencor Industries, Inc.	88,546	841,187
*	Gibraltar Industries, Inc.	311,389	15,905,750
*	GMS, Inc.	352,442	16,635,262
	Gorman-Rupp Co.	277,388	7,528,310
#	Graham Corp.	21,264	189,250
#	Granite Construction, Inc.	400,711	13,515,982
#*	Great Lakes Dredge & Dock Corp.	642,015	4,853,633
#	Greenbrier Cos., Inc.	266,835	9,421,944

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Griffon Corp.	390,762	$12,559,091
*	Harsco Corp.	208,684	1,103,938
*	Hawaiian Holdings, Inc.	261,250	3,769,838
#	Healthcare Services Group, Inc.	78	1,089
#	Heartland Express, Inc.	620,594	9,234,439
	Heidrick & Struggles International, Inc.	214,991	6,054,147
	Helios Technologies, Inc.	83,200	4,716,608
	Herc Holdings, Inc.	88,819	10,446,003
*	Heritage-Crystal Clean, Inc.	134,507	3,694,907
*	Hertz Global Holdings, Inc.	92,954	1,710,354
#*	Hill International, Inc.	180,460	608,150
#	Hillenbrand, Inc.	153,679	6,789,538
#	HNI Corp.	71,769	2,080,583
*	Hub Group, Inc., Class A	311,734	24,190,558
*	Hudson Global, Inc.	12,048	409,632
*	Hudson Technologies, Inc.	206,872	1,905,291
	Hurco Cos., Inc.	57,188	1,323,902
*	Huron Consulting Group, Inc.	227,879	16,778,731
#	Hyster-Yale Materials Handling, Inc.	77,793	2,268,444
	ICF International, Inc.	148,898	17,812,668
*	IES Holdings, Inc.	44,307	1,463,903
#	Insteel Industries, Inc.	212,049	5,587,491
	Interface, Inc.	223,194	2,524,324
*	JELD-WEN Holding, Inc.	131,821	1,398,621
*	JetBlue Airways Corp.	539,716	4,339,317
	Kadant, Inc.	15,753	2,803,246
	Kaman Corp.	304,053	9,760,101
#*	KAR Auction Services, Inc.	556,939	8,092,324
#	Kelly Services, Inc., Class A	300,313	4,907,114
#	Kennametal, Inc.	866,072	23,132,783
	Kimball International, Inc., Class B	185,030	1,367,372
*	Kirby Corp.	294,011	20,507,267
	Knight-Swift Transportation Holdings, Inc.	1,354,350	65,049,431
	Korn Ferry	464,824	25,839,566
*	LB Foster Co., Class A	102,494	1,024,940
*	Limbach Holdings, Inc.	62,309	518,411
*	LS Starrett Co., Class A	3,180	27,125
	LSI Industries, Inc.	269,473	2,069,553
#	Luxfer Holdings PLC	30,985	448,353
*	Manitex International, Inc.	44,864	204,580
*	Manitowoc Co., Inc.	358,381	3,268,435
	ManpowerGroup, Inc.	162,557	12,734,715
	Marten Transport Ltd.	556,139	10,438,729
#*	Masonite International Corp.	101,783	7,280,538
#*	MasTec, Inc.	405,800	31,279,064
*	Mastech Digital, Inc.	9,609	145,192
*	Matrix Service Co.	232,247	1,138,010
#	Matson, Inc.	402,116	29,587,695
	Matthews International Corp., Class A	137,382	3,692,828
#	Maxar Technologies, Inc.	332,273	7,422,979
*	Mayville Engineering Co., Inc.	62,825	417,786
	McGrath RentCorp	201,289	18,931,230
	MDU Resources Group, Inc.	755,620	21,520,058
#*	Mercury Systems, Inc.	69,539	3,365,688
*	Mesa Air Group, Inc.	33,501	49,581
	Miller Industries, Inc.	104,513	2,657,766
	MillerKnoll, Inc.	86,994	1,842,533
*	Mistras Group, Inc.	72,643	334,158
	Moog, Inc., Class A	230,936	19,571,826

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	MRC Global, Inc.	502,567	$5,040,747
	Mueller Industries, Inc.	311,050	19,484,172
	Mueller Water Products, Inc., Class A	379,623	4,441,589
*	MYR Group, Inc.	156,877	13,728,306
	National Presto Industries, Inc.	58,977	4,157,289
#	NL Industries, Inc.	87,147	763,408
#*	NN, Inc.	284,131	707,486
*	Northwest Pipe Co.	112,052	3,808,647
*	NOW, Inc.	1,221,364	15,547,964
#*	NV5 Global, Inc.	57,945	8,399,128
	nVent Electric PLC	306,635	11,192,178
#*	Orion Energy Systems, Inc.	45,868	77,976
*	Orion Group Holdings, Inc.	287,688	655,929
	Oshkosh Corp.	157,881	13,893,528
	Owens Corning	153,341	13,127,523
	P&F Industries, Inc., Class A	1,458	7,713
*	PAM Transportation Services, Inc.	117,967	3,285,381
	Pangaea Logistics Solutions Ltd.	127,254	614,637
#	Park Aerospace Corp.	23,937	297,776
	Park-Ohio Holdings Corp.	181,848	2,067,612
#*	Parsons Corp.	83,851	3,930,935
	Patriot Transportation Holding, Inc.	5,926	49,838
#*	Performant Financial Corp.	5,582	12,950
*	Perma-Fix Environmental Services, Inc.	8,644	35,959
*	Perma-Pipe International Holdings, Inc.	30,152	294,887
*	PGT Innovations, Inc.	310,911	6,625,513
#	Powell Industries, Inc.	124,143	3,062,608
#	Preformed Line Products Co.	48,498	3,849,286
	Primoris Services Corp.	582,216	11,754,941
*	Proto Labs, Inc.	159,043	6,073,852
*	Quad/Graphics, Inc.	306,766	852,809
#	Quanex Building Products Corp.	371,602	8,234,700
#*	Quest Resource Holding Corp.	5,309	47,038
*	Radiant Logistics, Inc.	488,734	2,966,615
*	RCM Technologies, Inc.	58,846	1,029,805
	Regal Rexnord Corp.	274,462	34,730,422
#	Rentokil Initial PLC, Sponsored ADR	4,053	125,400
*	Resideo Technologies, Inc.	717,914	16,957,129
	Resources Connection, Inc.	366,064	6,687,989
#	REV Group, Inc.	648,275	8,907,299
	Rush Enterprises, Inc., Class A	317,851	15,857,586
#	Rush Enterprises, Inc., Class B	51,402	2,756,175
#	Ryder System, Inc.	391,993	31,559,356
#	Schneider National, Inc., Class B	442,862	9,849,251
	Sensata Technologies Holding PLC	350,266	14,084,196
*	SIFCO Industries, Inc.	17,808	49,150
*	SkyWest, Inc.	300,517	5,313,141
	Snap-on, Inc.	77,332	17,171,571
*	SP Plus Corp.	50,532	1,871,200
#*	Spirit Airlines, Inc.	856,924	18,852,328
#*	SPX Technologies, Inc.	11,322	745,440
	Standex International Corp.	31,865	3,156,228
#	Steelcase, Inc., Class A	52,941	411,352
*	Sterling Infrastructure, Inc.	266,678	7,197,639
	Tennant Co.	12,205	710,941
	Terex Corp.	549,086	22,259,946
#	Textainer Group Holdings Ltd.	431,221	12,902,132
*	Thermon Group Holdings, Inc.	318,725	5,660,556
	Timken Co.	295,963	21,099,202

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Titan International, Inc.	843,943	$12,625,387
*	Titan Machinery, Inc.	253,395	8,711,720
#	Trinity Industries, Inc.	895,767	25,556,233
#	Triton International Ltd.	702,859	42,656,513
*	TrueBlue, Inc.	327,028	6,429,371
#*	TuSimple Holdings, Inc., Class A	15,079	51,721
*	Tutor Perini Corp.	15,577	115,581
*	Twin Disc, Inc.	78,985	1,027,595
#*	U.S. Xpress Enterprises, Inc., Class A	87,726	204,402
	UFP Industries, Inc.	445,831	31,756,542
*	Ultralife Corp.	135,849	672,453
	UniFirst Corp.	77,093	14,185,883
*	Univar Solutions, Inc.	477,202	12,159,107
	Universal Logistics Holdings, Inc.	77,892	2,492,544
*	V2X, Inc.	134,928	5,530,699
*	Veritiv Corp.	153,656	17,864,047
*	Viad Corp.	46,670	1,739,858
*	Virco Mfg. Corp.	19,199	79,484
#	VSE Corp.	116,246	5,381,027
#	Wabash National Corp.	542,723	11,749,953
	Werner Enterprises, Inc.	527,056	20,660,595
*	WESCO International, Inc.	364,471	50,213,170
#*	Willdan Group, Inc.	2,518	34,799
#*	Willis Lease Finance Corp.	25,217	960,768

TOTAL INDUSTRIALS			2,161,883,506

INFORMATION TECHNOLOGY — (8.4%)
*	ACI Worldwide, Inc.	190,549	4,636,057
	Adeia, Inc.	666,505	7,451,526
#	ADTRAN Holdings, Inc.	314,911	7,072,901
#*	Airgain, Inc.	17,250	125,235
*	Alithya Group, Inc., Class A	62,439	110,517
#*	Alpha & Omega Semiconductor Ltd.	293,494	9,611,929
#	Amkor Technology, Inc.	2,293,308	47,677,873
*	Amtech Systems, Inc.	149,321	1,376,740
*	Arrow Electronics, Inc.	718,921	72,797,940
*	AstroNova, Inc.	69,478	823,314
*	Asure Software, Inc.	126,860	837,276
*	Aviat Networks, Inc.	45,784	1,495,305
	Avnet, Inc.	919,399	36,950,646
*	Aware, Inc.	216,359	350,502
*	Axcelis Technologies, Inc.	220,045	12,762,610
*	AXT, Inc.	292,884	1,329,693
#	Bel Fuse, Inc., Class A	3,065	91,858
	Bel Fuse, Inc., Class B	116,316	3,769,802
	Belden, Inc.	172,132	11,985,551
	Benchmark Electronics, Inc.	383,436	10,885,748
	BK Technologies Corp.	8,250	21,698
#*	BM Technologies, Inc.	57,419	435,810
*	Brightcove, Inc.	115,070	770,969
*	Cantaloupe, Inc.	61,013	204,394
	Cass Information Systems, Inc.	78,033	3,338,252
*	CEVA, Inc.	58,142	1,608,208
*	ChannelAdvisor Corp.	102,481	2,361,162
	Climb Global Solutions, Inc.	34,528	1,084,524
#*	Cohu, Inc.	506,995	16,690,275
*	Computer Task Group, Inc.	165,908	1,269,196
#	Comtech Telecommunications Corp.	206,590	2,282,820
	Concentrix Corp.	234,685	28,685,548

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Conduent, Inc.	1,866,256	$7,688,975
*	Consensus Cloud Solutions, Inc.	6,036	338,861
	CSP, Inc.	5,024	37,127
#	CTS Corp.	194,516	7,687,272
*	CyberOptics Corp.	46,695	2,520,129
*	Daktronics, Inc.	293,342	1,003,230
*	Data I/O Corp.	68,369	271,425
#*	Digi International, Inc.	352,367	14,210,961
*	Diodes, Inc.	306,768	21,986,063
*	Duck Creek Technologies, Inc.	53,526	639,100
*	DXC Technology Co.	1,335,858	38,405,918
#	Ebix, Inc.	203,288	4,023,070
*	EMCORE Corp.	173,143	264,909
#*	Envestnet, Inc.	4,415	217,704
*	ePlus, Inc.	201,768	9,830,137
*	Fabrinet	286,130	32,733,272
*	First Solar, Inc.	383,688	55,853,462
*	Flex Ltd.	2,308,000	45,190,640
#*	FormFactor, Inc.	212,854	4,301,779
*	Frequency Electronics, Inc.	120,422	620,173
#*	Genasys, Inc.	13,137	37,440
#*	GSI Technology, Inc.	141,860	265,278
#*	Harmonic, Inc.	766,837	11,847,632
#*	Ichor Holdings Ltd.	263,070	6,692,501
#*	Immersion Corp.	43,568	232,653
#	Information Services Group, Inc.	106,699	579,376
#*	Insight Enterprises, Inc.	261,986	24,760,297
#	InterDigital, Inc.	26,121	1,302,654
*	inTEST Corp.	125,351	1,015,343
#*	Intevac, Inc.	185,332	828,434
*	Issuer Direct Corp.	8,056	170,223
*	Iteris, Inc.	127,894	383,682
#*	Itron, Inc.	28,687	1,402,507
	Jabil, Inc.	387,517	24,897,967
	Juniper Networks, Inc.	502,613	15,379,958
*	Key Tronic Corp.	74,822	327,720
*	Kimball Electronics, Inc.	273,246	5,647,995
#*	Knowles Corp.	861,527	11,845,996
#	Kulicke & Soffa Industries, Inc.	476,632	19,989,946
*	KVH Industries, Inc.	183,762	1,971,766
*	Kyndryl Holdings, Inc.	459,014	4,438,665
#*	Lantronix, Inc.	18,599	93,925
*	LiveRamp Holdings, Inc.	5,084	93,342
*	Luna Innovations, Inc.	75,070	389,613
*	Magnachip Semiconductor Corp.	188,078	1,871,376
#	Maximus, Inc.	14,604	900,629
#	Methode Electronics, Inc.	370,243	15,265,119
#*	N-Able, Inc.	1,913	20,718
*	NETGEAR, Inc.	322,615	6,339,385
#*	NetScout Systems, Inc.	729,162	26,191,499
#*	NetSol Technologies, Inc.	2,106	6,465
	Network-1 Technologies, Inc.	110,240	266,781
*	nLight, Inc.	16,417	176,811
#*	ON24, Inc.	70,285	572,120
*	OneSpan, Inc.	77,052	846,801
#*	Onto Innovation, Inc.	217,454	14,534,625
*	Optical Cable Corp.	55,866	199,442
*	OSI Systems, Inc.	145,211	11,933,440
#	Park City Group, Inc.	3,700	18,019

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Paya Holdings, Inc.	43,278	$347,955
#	PC Connection, Inc.	162,393	8,629,564
	PC-Tel, Inc.	203,071	944,280
#*	PFSweb, Inc.	42,232	404,160
#*	Photronics, Inc.	600,814	9,745,203
*	Plexus Corp.	229,360	22,569,024
#*	Powerfleet, Inc.	9,095	24,102
#*	Rambus, Inc.	330,363	9,963,748
*	RF Industries Ltd.	71,364	386,079
#*	Ribbon Communications, Inc.	843,671	2,235,728
	Richardson Electronics Ltd.	130,570	3,145,431
*	Rogers Corp.	140,207	32,994,913
	Rubicon Technology, Inc.	130	264
*	Sanmina Corp.	635,186	35,602,175
	Sapiens International Corp. NV	8,646	170,067
#*	ScanSource, Inc.	265,368	8,221,101
#*	SecureWorks Corp., Class A	53,919	441,057
*	SigmaTron International, Inc.	5,630	26,630
#*††	Silicon Graphics, Inc.	494	0
#*	Smith Micro Software, Inc.	47,711	107,827
*	SolarWinds Corp.	756,169	7,055,057
*	StarTek, Inc.	78,696	288,814
*	Stratasys Ltd.	184,482	2,669,455
*	Super Micro Computer, Inc.	393,766	27,402,176
	Taitron Components, Inc., Class A	12,497	51,238
	TD SYNNEX Corp.	436,400	39,934,964
*	TESSCO Technologies, Inc.	98,276	469,759
*	Trio-Tech International.	3,288	15,980
*	TSR, Inc.	3,389	24,096
*	TTM Technologies, Inc.	1,079,258	16,523,440
#*	Turtle Beach Corp.	2,541	19,820
#*	Ultra Clean Holdings, Inc.	465,491	14,481,425
#*	Veeco Instruments, Inc.	438,361	7,991,321
*	Verint Systems, Inc.	93,771	3,322,307
#*	Viasat, Inc.	382,572	15,670,149
	Vishay Intertechnology, Inc.	1,451,535	30,351,597
*	Vishay Precision Group, Inc.	138,100	4,660,875
*	Western Digital Corp.	97,834	3,362,555
*	WidePoint Corp.	8,081	20,445
	Xerox Holdings Corp.	392,984	5,749,356
	Xperi, Inc.	266,602	3,724,430

TOTAL INFORMATION TECHNOLOGY			1,072,206,796

MATERIALS — (7.8%)
*	Advanced Emissions Solutions, Inc.	14,271	40,958
	AdvanSix, Inc.	270,490	9,840,426
#*	AgroFresh Solutions, Inc.	146,752	399,165
	Alcoa Corp.	1,140,009	44,494,551
	Alpha Metallurgical Resources, Inc.	2,712	457,921
#	American Vanguard Corp.	342,656	7,973,605
#*	Ampco-Pittsburgh Corp.	71,363	217,657
*	Arconic Corp.	168,378	3,495,527
*	Ascent Industries Co.	69,029	1,004,372
	Ashland, Inc.	343,605	36,051,037
#*	ATI, Inc.	45,717	1,360,538
	Avient Corp.	2,543	87,708
*	Berry Global Group, Inc.	168,898	7,992,253
#	Cabot Corp.	179,448	13,185,839
	Caledonia Mining Corp. PLC	2,000	21,780

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
#	Carpenter Technology Corp.	517,622	$19,359,063
	Celanese Corp.	40,701	3,912,180
#*	Century Aluminum Co.	355,053	2,559,932
	Chase Corp.	14,152	1,333,260
*	Clearwater Paper Corp.	186,188	8,281,642
#*	Cleveland-Cliffs, Inc.	483,837	6,285,043
#*	Coeur Mining, Inc.	2,038,001	7,703,644
	Commercial Metals Co.	1,098,131	49,964,960
*	Core Molding Technologies, Inc.	37,724	373,845
	Eastman Chemical Co.	21,241	1,631,521
*	Ecovyst, Inc.	204,221	2,031,999
#	Element Solutions, Inc.	1,328,669	22,853,107
*	Ferroglobe PLC	116,980	681,993
*	Flexible Solutions International, Inc.	27,598	88,590
	Fortitude Gold Corp.	93,160	521,696
	Friedman Industries, Inc.	72,535	696,336
	FutureFuel Corp.	212,744	1,455,169
	Glatfelter Corp.	271,867	769,384
	Gold Resource Corp.	20,112	32,179
	Graphic Packaging Holding Co.	1,059,937	24,336,154
	Greif, Inc., Class A	202,581	13,412,888
#	Greif, Inc., Class B	43,077	3,050,282
	Hawkins, Inc.	201,497	9,073,410
#	Haynes International, Inc.	136,945	6,697,980
#	HB Fuller Co.	389,355	27,141,937
#	Hecla Mining Co.	5,412,584	24,735,509
	Huntsman Corp.	2,107,477	56,396,085
	Innospec, Inc.	217,458	21,743,625
#*	Intrepid Potash, Inc.	149,371	6,759,038
#	Kaiser Aluminum Corp.	90,908	7,344,457
#	Koppers Holdings, Inc.	102,184	2,550,513
#	Kronos Worldwide, Inc.	130,145	1,236,378
#*	LSB Industries, Inc.	22,476	396,252
#	Materion Corp.	164,359	14,087,210
#	Mativ Holdings, Inc.	407,624	9,676,994
#	Mercer International, Inc.	737,517	9,897,478
	Minerals Technologies, Inc.	355,228	19,541,092
	Myers Industries, Inc.	52,915	1,073,645
#	Nexa Resources SA	23,509	118,015
	Northern Technologies International Corp.	28,308	392,066
#*	O-I Glass, Inc.	59,807	975,452
	Olin Corp.	1,005,237	53,227,299
#	Olympic Steel, Inc.	126,313	3,436,977
	Orion Engineered Carbons SA	112,193	1,790,600
	Pactiv Evergreen, Inc.	54,449	594,039
#	Quaker Chemical Corp.	5,317	864,757
#	Ramaco Resources, Inc.	7,326	82,711
*	Rayonier Advanced Materials, Inc.	536,819	2,442,526
	Reliance Steel & Aluminum Co.	529,742	106,732,418
#*	Resolute Forest Products, Inc.	792,851	16,499,229
#	Ryerson Holding Corp.	141,382	4,743,366
	Schnitzer Steel Industries, Inc., Class A	271,463	7,326,786
#	Silgan Holdings, Inc.	26,744	1,266,596
	Sonoco Products Co.	273,808	16,998,001
	Steel Dynamics, Inc.	793,920	74,668,176
	Stepan Co.	176,230	18,405,461
#*	Summit Materials, Inc., Class A	872,562	22,992,009
	SunCoke Energy, Inc.	872,010	6,330,793
#*	TimkenSteel Corp.	508,855	8,874,431

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Tredegar Corp.	212,682	$2,316,107
	TriMas Corp.	107,853	2,464,441
#	Trinseo PLC	67,691	1,273,945
#	Tronox Holdings PLC, Class A	1,218,950	14,627,400
	U.S. Steel Corp.	1,208,018	24,595,246
#	United States Lime & Minerals, Inc.	35,060	4,422,819
*	Universal Stainless & Alloy Products, Inc.	68,796	505,651
*	Venator Materials PLC	90,163	82,950
	Warrior Met Coal, Inc.	156,603	5,816,235
#	Westlake Corp.	504,897	48,798,295
	WestRock Co.	56,698	1,931,134
	Worthington Industries, Inc.	327,100	15,556,876

TOTAL MATERIALS			987,462,614

REAL ESTATE — (0.8%)
#*	AMREP Corp.	5,056	61,178
*	Anywhere Real Estate, Inc.	923,063	6,858,358
#*	Cushman & Wakefield PLC	402,439	4,648,171
	Douglas Elliman, Inc.	154,654	714,502
#*	Five Point Holdings LLC, Class A	15,583	35,529
#*	Forestar Group, Inc.	169,088	1,958,039
*	FRP Holdings, Inc.	62,388	3,782,584
*	Howard Hughes Corp.	294,571	18,071,931
*	Jones Lang LaSalle, Inc.	280,292	44,591,654
#	Kennedy-Wilson Holdings, Inc.	181,647	3,017,157
#	Marcus & Millichap, Inc.	167,300	6,163,332
	Newmark Group, Inc., Class A	466,203	3,818,203
*	Rafael Holdings, Inc., Class B	35,612	63,033
	RE/MAX Holdings, Inc., Class A	232,970	4,533,596
#	Stratus Properties, Inc.	18,381	543,342
*	Tejon Ranch Co.	222,197	3,764,017
*	Trinity Place Holdings, Inc.	27,774	21,108

TOTAL REAL ESTATE			102,645,734

UTILITIES — (0.5%)
	Brookfield Renewable Corp., Class A	22,920	711,208
	Genie Energy Ltd., Class B	171,858	1,679,053
#	New Jersey Resources Corp.	167,082	7,458,540
#	NRG Energy, Inc.	180,527	8,015,399
#	Ormat Technologies, Inc.	41,501	3,753,765
#*	Sunnova Energy International, Inc.	92,398	1,713,059
	Vistra Corp.	1,620,658	37,226,514

TOTAL UTILITIES			60,557,538

TOTAL COMMON STOCKS			11,714,493,672

PREFERRED STOCKS — (0.1%)

COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	17,257	381,897

CONSUMER DISCRETIONARY — (0.0%)
#	Qurate Retail, Inc., 8.000%	7,226	348,438

INDUSTRIALS — (0.1%)
	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	174,585	4,713,795

TOTAL PREFERRED STOCKS			5,444,130

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*» Biocept, Inc. Warrants 08/02/23	366,740	$0

INDUSTRIALS — (0.0%)
#†† Contra Communications, Inc.	17,714	78,296

TOTAL RIGHTS/WARRANTS		78,296

TOTAL INVESTMENT SECURITIES (Cost $7,947,185,135)		11,720,016,098

TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund 3.010%	125,772,732	125,772,732

SECURITIES LENDING COLLATERAL — (6.7%)
@§ The DFA Short Term Investment Fund	74,059,114	856,197,418

TOTAL INVESTMENTS — (100.0%) (Cost $8,929,470,746)		$12,701,986,248

As of October 31, 2022, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	668	12/16/22	$126,532,018	$129,692,200	$3,160,182

Total Futures Contracts			$126,532,018	$129,692,200	$3,160,182

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$292,971,287	—	—	$292,971,287
Consumer Discretionary	1,363,451,293	—	$23,663	1,363,474,956
Consumer Staples	493,778,081	$11,949	—	493,790,030
Energy	1,164,412,507	—	—	1,164,412,507
Financials	3,434,956,776	112,245	—	3,435,069,021
Health Care	574,880,260	—	5,139,423	580,019,683
Industrials	2,161,799,530	83,976	—	2,161,883,506
Information Technology	1,072,206,796	—	—	1,072,206,796
Materials	987,462,614	—	—	987,462,614
Real Estate	102,645,734	—	—	102,645,734
Utilities	60,557,538	—	—	60,557,538
Preferred Stocks
Communication Services	381,897	—	—	381,897
Consumer Discretionary	348,438	—	—	348,438
Industrials	4,713,795	—	—	4,713,795
Rights/Warrants
Industrials	—	—	78,296	78,296
Temporary Cash Investments	125,772,732	—	—	125,772,732

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$856,197,418	—		$856,197,418
Futures Contracts**	$3,160,182	—	—		3,160,182

TOTAL	$11,843,499,460	$856,405,588	$5,241,382	^	$12,705,146,430

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value†
COMMON STOCKS — (93.0%)
COMMUNICATION SERVICES — (2.0%)
#*	AMC Networks, Inc., Class A	11,512	$259,135
#	ATN International, Inc.	297,478	12,827,251
*	Ballantyne Strong, Inc.	298,374	748,919
*	Beasley Broadcast Group, Inc., Class A	40,068	42,071
#*	Boston Omaha Corp., Class A	27,739	773,086
#*	Cars.com, Inc.	348,816	4,841,566
#*	comScore, Inc.	120,343	145,615
*	Consolidated Communications Holdings, Inc.	786,886	4,068,201
#*	Cumulus Media, Inc., Class A	142,765	1,052,178
#*	Daily Journal Corp.	1,301	348,993
#*	DHI Group, Inc.	589,366	3,771,942
#*	EchoStar Corp., Class A	802,963	15,151,912
#	Entravision Communications Corp., Class A	623,280	2,916,950
#*	EW Scripps Co., Class A	1,793,981	25,456,590
*	Fluent, Inc.	28,147	36,028
#*	Frontier Communications Parent, Inc.	456,662	10,695,024
#*	Gannett Co., Inc.	682,032	988,946
	Gray Television, Inc.	2,012,625	28,478,644
	Gray Television, Inc., Class A	12,343	156,016
*	Liberty Latin America Ltd., Class A	272,858	2,122,835
#*	Liberty Latin America Ltd., Class C	1,454,721	11,332,277
#*	Lions Gate Entertainment Corp., Class A	141,427	1,139,902
*	Lions Gate Entertainment Corp., Class B	26,783	203,283
#*	Madison Square Garden Entertainment Corp.	57,826	2,835,209
#	Marcus Corp.	458,491	6,895,705
	Nexstar Media Group, Inc., Class A	130,168	22,297,779
#*	Reading International, Inc., Class A	32,692	114,749
#	Saga Communications, Inc., Class A	157,074	3,628,409
	Scholastic Corp.	948,279	36,167,361
#	Shenandoah Telecommunications Co.	109,299	2,476,715
	Spok Holdings, Inc.	231,082	2,031,211
	TEGNA, Inc.	1,067,091	22,280,860
#	Telephone & Data Systems, Inc.	2,759,319	46,908,423
*	Thryv Holdings, Inc.	90,047	1,842,362
*	Townsquare Media, Inc., Class A.	7,215	54,545
*	U.S. Cellular Corp.	789,527	24,609,557
#*	Urban One, Inc.	70,734	351,548
*	Urban One, Inc.	70,869	427,340
*	WideOpenWest, Inc.	500	6,855
#*	Ziff Davis, Inc.	57,610	4,458,438

TOTAL COMMUNICATION SERVICES			304,944,430

CONSUMER DISCRETIONARY — (11.5%)
	Aaron’s Co., Inc.	291,333	3,035,690
*	Abercrombie & Fitch Co., Class A	716,621	12,598,197
#	Academy Sports & Outdoors, Inc.	373,470	16,443,884
#*	Adient PLC	831,522	29,086,640
	ADT, Inc.	84,124	711,689
#*	Adtalem Global Education, Inc.	1,317,174	54,926,156
#	AMCON Distributing Co.	4,569	854,403
#*	American Axle & Manufacturing Holdings, Inc.	1,295,731	12,555,633
#	American Eagle Outfitters, Inc.	214,952	2,441,855
*	American Outdoor Brands, Inc.	242,921	2,166,855
#*	American Public Education, Inc.	230,229	2,949,233
#*	AMMO, Inc.	62,418	202,859

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	AutoNation, Inc.	214,785	$22,833,793
#*	Bally’s Corp.	5,118	115,360
#*	Barnes & Noble Education, Inc.	598,595	1,670,080
#	Bassett Furniture Industries, Inc.	202,145	3,674,996
#	Big Lots, Inc.	292,083	5,511,606
*	Biglari Holdings, Inc., Class A	835	555,275
*	Biglari Holdings, Inc., Class B	4,821	665,057
#*	BJ’s Restaurants, Inc.	37,924	1,245,803
	Build-A-Bear Workshop, Inc.	136,203	2,395,811
#	Caleres, Inc.	8,829	241,297
#	Canterbury Park Holding Corp.	15,171	331,486
	Carriage Services, Inc.	108,931	2,659,006
*	Carrols Restaurant Group, Inc.	172,587	302,027
#	Cato Corp., Class A	230,086	2,740,324
*	Century Casinos, Inc.	25,398	201,914
#	Century Communities, Inc.	774,105	34,455,414
#*	Chuy’s Holdings, Inc.	22,666	664,114
#*	Citi Trends, Inc.	21,067	476,325
#*	Conn’s, Inc.	303,030	2,487,876
#*	Container Store Group, Inc.	780,106	4,235,976
»††	Contra Zagg, Inc.	226,626	20,396
#	Crown Crafts, Inc.	143,916	831,834
	Culp, Inc.	118,131	593,018
	Dana, Inc.	2,413,894	38,525,748
*	Delta Apparel, Inc.	190,119	2,872,698
#	Dillard’s, Inc., Class A	277,204	91,141,903
#	El Pollo Loco Holdings, Inc.	260,825	2,618,683
#	Escalade, Inc.	44,219	480,218
#	Ethan Allen Interiors, Inc.	569,000	14,560,710
*	Fiesta Restaurant Group, Inc.	103,259	715,585
	Flanigan’s Enterprises, Inc.	5,134	141,082
#	Flexsteel Industries, Inc.	128,755	1,978,964
#	Foot Locker, Inc.	1,868,195	59,221,781
#*	Fossil Group, Inc.	220,377	936,602
#	Franchise Group, Inc.	101,270	3,073,545
#*	Full House Resorts, Inc.	53,531	375,252
#	Gap, Inc.	620,221	6,989,891
#*	Genesco, Inc.	241,509	11,360,583
*	G-III Apparel Group Ltd.	864,370	16,855,215
*	Goodyear Tire & Rubber Co.	6,506,480	82,632,296
#*	GoPro, Inc., Class A	659,071	3,591,937
	Graham Holdings Co., Class B	96,970	60,496,674
#*	Green Brick Partners, Inc.	584,289	13,514,605
#	Group 1 Automotive, Inc.	405,902	70,221,046
	Guess?, Inc.	748,319	12,706,457
	Hamilton Beach Brands Holding Co., Class A	3,359	39,569
#	Harley-Davidson, Inc.	257,656	11,079,208
#	Haverty Furniture Cos., Inc.	356,987	9,488,714
	Haverty Furniture Cos., Inc., Class A	5,701	154,155
#	Hibbett, Inc.	124,750	7,786,895
	Hooker Furnishings Corp.	276,253	4,171,420
#*	Hovnanian Enterprises, Inc., Class A	11,537	465,287
*	iRobot Corp.	64,762	3,659,053
	Johnson Outdoors, Inc., Class A	154,371	8,123,002
#	KB Home	378,883	10,919,408
#	Kohl’s Corp.	57,357	1,717,842
	Krispy Kreme, Inc.	12,297	176,462
#*	Lakeland Industries, Inc.	144,089	1,704,573
#*	Lands’ End, Inc.	65,885	690,475

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Laureate Education, Inc., Class A	1,233,740	$15,594,474
#	La-Z-Boy, Inc.	529,493	13,115,542
#	LCI Industries	38,869	4,124,390
#*	Legacy Housing Corp.	20,268	376,174
#*	LGI Homes, Inc.	219,353	20,191,444
	Lifetime Brands, Inc.	191,874	1,643,401
#*	Lincoln Educational Services Corp.	56,278	312,343
	Lithia Motors, Inc.	20,025	3,967,954
*	Live Ventures, Inc.	7,400	178,340
*	M/I Homes, Inc.	434,428	18,024,418
	Macy’s, Inc.	2,082,800	43,426,380
*	Malibu Boats, Inc., Class A	11,621	614,751
#*	MarineMax, Inc.	533,020	17,221,876
#	Marriott Vacations Worldwide Corp.	304,919	45,054,831
#	MDC Holdings, Inc.	1,826,275	55,628,337
#*	Meritage Homes Corp.	575,946	43,864,047
*	Modine Manufacturing Co.	1,297,471	23,250,680
#	Monro, Inc.	168,535	8,047,546
#*	Motorcar Parts of America, Inc.	478,771	9,096,649
	Movado Group, Inc.	388,343	12,842,503
	Nobility Homes, Inc.	1,505	37,316
*	ODP Corp.	1,043,370	41,286,151
	Patrick Industries, Inc.	110,643	5,057,492
#*	Penn Entertainment, Inc.	504	16,682
#	Penske Automotive Group, Inc.	809,749	90,384,183
*	Perdoceo Education Corp.	679,388	7,765,405
*	Playa Hotels & Resorts NV	728,998	4,497,918
*	Potbelly Corp.	57,387	285,787
*»	QEP Co., Inc.	23,157	363,565
	Qurate Retail, Inc., Class A	921,587	2,156,514
	RCI Hospitality Holdings, Inc.	54,455	4,597,636
#	Rent-A-Center, Inc.	11,655	243,007
#	Rocky Brands, Inc.	201,457	3,965,681
#	Shoe Carnival, Inc.	667,550	16,007,849
#	Signet Jewelers Ltd.	285,954	18,655,639
*	Skechers USA, Inc., Class A	1,041,283	35,851,374
#	Sonic Automotive, Inc., Class A	515,604	24,104,487
#*	Sportsman’s Warehouse Holdings, Inc.	353,906	3,178,076
	Standard Motor Products, Inc.	161,912	6,141,322
*	Stoneridge, Inc.	22,711	473,979
#	Strategic Education, Inc.	197,301	13,613,769
*	Strattec Security Corp.	86,412	2,246,712
*	Stride, Inc.	924,640	30,984,686
#	Superior Group of Cos., Inc.	225,564	2,237,595
*	Superior Industries International, Inc.	129,165	591,576
#*	Taylor Morrison Home Corp.	2,911,839	76,697,839
#	Thor Industries, Inc.	747,906	60,931,902
#	Tile Shop Holdings, Inc.	39,216	154,511
#	Tilly’s, Inc., Class A	323,341	2,864,801
#*	Topgolf Callaway Brands Corp.	1,872,774	35,058,329
#*	TravelCenters of America, Inc.	158,479	10,076,095
#*	Tri Pointe Homes, Inc.	2,478,436	41,513,803
#*	Unifi, Inc.	314,850	2,871,432
#*	Universal Electronics, Inc.	67,590	1,379,512
#*	Universal Technical Institute, Inc.	183,057	1,263,093
#*	Urban Outfitters, Inc.	1,357,316	32,385,560
*	Vera Bradley, Inc.	474,091	1,540,796
#*	Vista Outdoor, Inc.	459,331	13,338,972
#*	VOXX International Corp.	129,445	1,197,366

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Weyco Group, Inc.	102,122	$2,637,811
#	Winnebago Industries, Inc.	421,875	25,181,719
	Wolverine World Wide, Inc.	19,400	332,322
#*	Zumiez, Inc.	519,328	11,648,527

TOTAL CONSUMER DISCRETIONARY			1,754,464,291

CONSUMER STAPLES — (4.3%)
#	Alico, Inc.	20,748	635,304
	Andersons, Inc.	789,170	27,834,026
*	Bridgford Foods Corp.	13,817	164,699
#	Cal-Maine Foods, Inc.	150,131	8,483,903
#*	Central Garden & Pet Co.	178,012	7,346,555
#*	Central Garden & Pet Co., Class A	594,955	23,286,539
#	Edgewell Personal Care Co.	900,759	35,300,745
#*	Farmer Bros Co.	7,358	44,148
#	Fresh Del Monte Produce, Inc.	1,374,892	35,857,183
#*	HF Foods Group, Inc.	30,136	139,530
#*	Hostess Brands, Inc.	2,976,455	78,816,528
#*††	Imperial Sugar Co.	83,457	0
#	Ingles Markets, Inc., Class A	362,269	34,187,326
	Ingredion, Inc.	693,517	61,806,235
#*	Landec Corp.	419,375	4,172,781
#	Limoneira Co.	79,018	942,685
*	Natural Alternatives International, Inc.	172,284	1,471,305
	Natural Grocers by Vitamin Cottage, Inc.	315,551	3,628,837
*	Nature’s Sunshine Products, Inc.	6,558	55,350
#	Nu Skin Enterprises, Inc., Class A	101,632	3,881,326
#	Oil-Dri Corp. of America	92,704	2,737,549
#*	Pilgrim’s Pride Corp.	243,440	5,611,292
#*	Post Holdings, Inc.	289,888	26,211,673
#	PriceSmart, Inc.	34,424	2,202,103
	Seaboard Corp.	17,242	64,595,084
#*	Seneca Foods Corp., Class A	192,168	12,127,722
*»	Seneca Foods Corp., Class B	24,020	1,518,544
*	Simply Good Foods Co.	61,473	2,354,416
#	SpartanNash Co.	862,714	30,807,517
*	TreeHouse Foods, Inc.	547,389	27,500,823
*	United Natural Foods, Inc.	1,369,710	58,089,401
	Universal Corp.	630,009	31,884,756
#	Village Super Market, Inc., Class A	247,976	5,514,986
#	Weis Markets, Inc.	652,964	61,163,138
#*	Willamette Valley Vineyards, Inc.	9,625	58,905

TOTAL CONSUMER STAPLES			660,432,914

ENERGY — (10.5%)
	Adams Resources & Energy, Inc.	109,663	3,525,665
*	Alto Ingredients, Inc.	111,616	460,974
#	Antero Midstream Corp.	2,811,852	29,946,224
#*	Antero Resources Corp.	2,885,292	105,774,805
	Arch Resources, Inc.	7,734	1,177,811
#	Archrock, Inc.	769,483	5,778,817
*	Ardmore Shipping Corp.	541,149	7,321,746
	Berry Corp.	275,655	2,445,060
	Brigham Minerals, Inc., Class A	90,442	2,803,702
*	Bristow Group, Inc.	60,484	1,810,891
#	California Resources Corp.	15,405	694,920
#*	Callon Petroleum Co.	153,591	6,751,860
#	ChampionX Corp.	353,599	10,120,003

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	Chesapeake Energy Corp.	344,679	$35,250,321
	Chord Energy Corp.	115,507	17,682,967
#	Civitas Resources, Inc.	356,535	24,925,362
#*	Clean Energy Fuels Corp.	98,836	663,190
#*	CNX Resources Corp.	4,881,877	82,064,352
#*	Comstock Resources, Inc.	974,338	18,298,068
	CONSOL Energy, Inc.	628,873	39,631,576
	Delek U.S. Holdings, Inc.	548,721	16,275,065
	DHT Holdings, Inc.	3,916,762	34,898,349
	Dorian LPG Ltd.	828,358	14,968,429
*	Dril-Quip, Inc.	145,622	3,623,075
#*	DTE Midstream LLC	314,418	18,770,755
#*	Earthstone Energy, Inc., Class A	197,198	3,186,720
#	Enerflex Ltd.	512,797	2,651,161
#	EnLink Midstream LLC	1,511,243	17,953,567
	Epsilon Energy Ltd.	6,886	47,995
	Equitrans Midstream Corp.	1,908,798	16,072,079
*	Geospace Technologies Corp.	54,811	221,436
#*	Green Plains, Inc.	540,224	15,607,071
#*	Hallador Energy Co.	83,900	653,581
*	Helix Energy Solutions Group, Inc.	934,066	6,538,462
#	Helmerich & Payne, Inc.	1,496,863	74,109,687
	HF Sinclair Corp.	1,754,256	107,307,840
#	International Seaways, Inc.	403,865	17,127,915
#*	Laredo Petroleum, Inc.	60,079	3,884,107
*	Liberty Energy, Inc., Class A	611,516	10,340,736
#	Matador Resources Co.	1,315,903	87,441,754
*	Mexco Energy Corp.	4,558	72,472
#	Murphy Oil Corp.	3,064,220	148,645,312
#*	Nabors Industries Ltd.	10,084	1,754,919
#	NACCO Industries, Inc., Class A	145,129	8,208,496
#*	National Energy Services Reunited Corp.	11,119	84,060
*	Natural Gas Services Group, Inc.	145,182	1,669,593
*	Newpark Resources, Inc.	494,550	1,810,053
#*	Noble Corp. PLC	144,247	5,198,662
	NOV, Inc.	2,703,184	60,551,322
#*	Oil States International, Inc.	74,249	480,391
*	Overseas Shipholding Group, Inc., Class A	1,136,915	3,319,792
	Patterson-UTI Energy, Inc.	2,203,923	38,899,241
#*	PBF Energy, Inc., Class A	1,753,292	77,583,171
	PDC Energy, Inc.	1,569,453	113,220,339
#*	Peabody Energy Corp.	2,147,431	51,323,601
#*	Permian Resources Corp., Class A	3,368,652	32,911,730
#	PHX Minerals, Inc.	51,631	205,491
*	ProPetro Holding Corp.	978,670	11,587,453
#*	Ranger Energy Services, Inc.	8,451	88,736
#	Ranger Oil Corp., Class A	2,149	87,894
*	REX American Resources Corp.	449,709	13,486,773
	Riley Exploration Permian, Inc.	2,071	60,204
#	RPC, Inc.	581,339	6,470,303
#*	SandRidge Energy, Inc.	151,692	2,865,462
	Scorpio Tankers, Inc.	778,246	37,309,113
*	SEACOR Marine Holdings, Inc.	13,633	105,928
*	Select Energy Services, Inc., Class A	432,094	4,169,707
#	SFL Corp. Ltd.	501,193	5,112,169
	SM Energy Co.	125,942	5,664,871
	Solaris Oilfield Infrastructure, Inc., Class A	193,995	2,642,212
#*	Talos Energy, Inc.	640,723	13,634,585
#*	TechnipFMC PLC	3,962,669	41,964,665

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Teekay Corp.	42,008	$164,251
*	Teekay Tankers Ltd., Class A	332,324	10,464,883
#*	Tidewater, Inc.	101,903	3,454,512
*	U.S. Silica Holdings, Inc.	814,169	11,715,892
#	VAALCO Energy, Inc.	50,348	259,292
	World Fuel Services Corp.	1,412,016	35,992,288

TOTAL ENERGY			1,602,047,936

FINANCIALS — (27.6%)
	1st Source Corp.	394,451	22,941,270
*	Acacia Research Corp.	42,780	170,692
#	ACNB Corp.	31,152	1,139,852
*	Affinity Bancshares, Inc.	711	10,317
#	Amalgamated Financial Corp.	25,026	575,348
#	A-Mark Precious Metals, Inc.	1,543	46,923
*	Ambac Financial Group, Inc.	541,942	7,614,285
	Amerant Bancorp, Inc.	76,950	2,316,195
	American Equity Investment Life Holding Co.	2,377,506	102,422,959
#	American National Bankshares, Inc.	32,717	1,196,461
	Ameris Bancorp	635,109	32,714,465
#	AmeriServ Financial, Inc.	380,476	1,533,318
#	Ames National Corp.	31,937	706,446
	Argo Group International Holdings Ltd.	665,630	16,554,218
#	Associated Banc-Corp.	3,681,267	89,638,851
#	Associated Capital Group, Inc., Class A	14,334	577,660
	Assured Guaranty Ltd.	1,358,868	80,431,397
#	Atlantic American Corp.	237,349	681,192
	Atlantic Union Bankshares Corp.	1,601,628	55,320,231
#*	Atlanticus Holdings Corp.	40,709	1,162,649
	Axis Capital Holdings Ltd.	1,138,406	62,236,656
	Banc of California, Inc.	853,577	14,237,664
#	Bank of Marin Bancorp	98,603	3,559,568
#	Bank of Princeton	16,279	516,044
	Bank OZK	2,270,088	97,568,382
	BankFinancial Corp.	228,342	2,226,335
#	BankUnited, Inc.	1,302,216	46,814,665
	Bankwell Financial Group, Inc.	17,932	549,437
#	Banner Corp.	663,137	49,569,491
	Bar Harbor Bankshares	145,608	4,369,696
#	Baycom Corp.	65,441	1,258,430
#	BCB Bancorp, Inc.	239,624	4,708,612
#	Berkshire Hills Bancorp, Inc.	862,685	25,233,536
*	Blucora, Inc.	447,568	9,859,923
	Blue Ridge Bankshares, Inc.	12,007	156,691
	BOK Financial Corp.	345,539	38,074,942
*	Brighthouse Financial, Inc.	1,310,595	74,795,657
	Brookline Bancorp, Inc.	1,320,120	18,151,650
	Business First Bancshares, Inc.	41,693	1,033,153
#	Byline Bancorp, Inc.	284,592	6,579,767
	C&F Financial Corp.	54,934	3,107,067
	Cadence Bank	1,127,238	31,168,131
»	California First Leasing Corp.	43,813	710,866
#	Cambridge Bancorp	753	66,151
	Camden National Corp.	17,830	775,962
#	Capital City Bank Group, Inc.	132,653	4,698,569
#	Capitol Federal Financial, Inc.	891,875	7,295,538
	Capstar Financial Holdings, Inc.	57,708	1,020,277
#*	Carter Bankshares, Inc.	62,736	1,122,974
	Cathay General Bancorp	317,366	14,471,890

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	CB Financial Services, Inc.	1,113	$23,796
*»	CCUR Holdings, Inc.	53	278,250
#	Central Valley Community Bancorp	147,764	2,748,410
	Chemung Financial Corp.	7,238	308,049
#	ChoiceOne Financial Services, Inc.	701	15,506
	Citizens Community Bancorp, Inc.	47,640	602,646
#	Civista Bancshares, Inc.	130,242	3,086,735
	CNB Financial Corp.	58,891	1,497,009
#	CNO Financial Group, Inc.	1,773,204	39,116,880
#	Codorus Valley Bancorp, Inc.	83,575	1,786,834
#	Columbia Banking System, Inc.	1,146,077	38,359,197
	Community Financial Corp.	12,564	474,919
	Community Trust Bancorp, Inc.	177,588	8,398,137
	Community West Bancshares	30,386	433,304
	ConnectOne Bancorp, Inc.	579,702	14,521,535
*	Consumer Portfolio Services, Inc.	382,707	2,456,979
#	Cowen, Inc., Class A	400,819	15,479,630
#*	CrossFirst Bankshares, Inc.	119,656	1,664,415
*	Customers Bancorp, Inc.	756,976	25,502,521
#	Dime Community Bancshares, Inc.	478,503	16,522,709
#	Donegal Group, Inc., Class A	387,143	5,667,774
#	Donegal Group, Inc., Class B	54,141	836,478
	Eagle Bancorp Montana, Inc.	10,506	195,832
	Eagle Bancorp, Inc.	222,983	10,096,670
#*	Elevate Credit, Inc.	133,081	135,743
	Employers Holdings, Inc.	622,485	27,146,571
#*	Encore Capital Group, Inc.	381,145	19,407,903
*	Enova International, Inc.	268,925	10,081,998
*	Enstar Group Ltd.	106,324	21,320,089
	Enterprise Bancorp, Inc.	2,403	75,166
#	Enterprise Financial Services Corp.	16,913	904,338
#	Equity Bancshares, Inc., Class A	94,811	3,386,649
	ESSA Bancorp, Inc.	182,988	3,659,760
	Essent Group Ltd.	438,247	17,345,816
	Evans Bancorp, Inc.	16,169	588,228
#*	EZCORP, Inc., Class A	764,071	7,380,926
#	Farmers & Merchants Bancorp, Inc.	4,038	118,152
	Financial Institutions, Inc.	275,260	6,559,446
	First American Financial Corp.	242,523	12,223,159
#	First BanCorp	4,126,206	65,152,793
	First BanCorp	57,027	2,541,693
#	First Bancshares, Inc.	69,203	2,265,706
	First Bank	142,035	2,232,790
	First Busey Corp.	542,796	14,335,242
	First Business Financial Services, Inc.	144,467	5,511,416
	First Commonwealth Financial Corp.	1,550,359	22,232,148
#	First Community Bankshares, Inc.	147,187	5,481,244
	First Community Corp.	4,450	83,972
	First Financial Bancorp	1,830,038	47,709,091
	First Financial Corp.	150,623	7,303,709
#	First Financial Northwest, Inc.	260,150	3,865,829
	First Foundation, Inc.	202,089	3,225,340
#	First Hawaiian, Inc.	274,468	7,020,891
	First Internet Bancorp	220,315	5,659,892
	First Interstate BancSystem, Inc., Class A	240,087	10,950,368
	First Merchants Corp.	275,100	12,351,990
	First Mid Bancshares, Inc.	54,683	1,958,198
	First Northwest Bancorp	134,077	2,025,904
	First of Long Island Corp.	76,188	1,339,385

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	First Savings Financial Group, Inc.	6,477	$146,704
	First United Corp.	106,423	2,018,844
#*	First Western Financial, Inc.	6,187	170,823
	Flagstar Bancorp, Inc.	1,211,193	46,873,169
	Flushing Financial Corp.	713,551	14,056,955
#	FNB Corp.	8,069,732	116,607,627
#	Franklin Financial Services Corp.	6,905	224,482
	FS Bancorp, Inc.	41,046	1,189,924
	Fulton Financial Corp.	4,075,852	74,302,782
#*	FVCBankcorp, Inc.	2,462	50,028
*	Genworth Financial, Inc., Class A	7,310,346	34,139,316
	Global Indemnity Group LLC, Class A	172,856	4,177,930
#	Great Southern Bancorp, Inc.	71,798	4,450,040
*	Green Dot Corp., Class A	296,293	5,638,456
#*	Greenlight Capital Re Ltd., Class A	400,526	3,380,439
#*	Hallmark Financial Services, Inc.	138,068	130,557
	Hancock Whitney Corp.	1,428,089	79,787,332
	Hanmi Financial Corp.	570,594	15,280,507
	HarborOne Bancorp, Inc.	228,594	3,481,487
	Hawthorn Bancshares, Inc.	47,889	1,098,334
	HBT Financial, Inc.	9,237	188,342
	Heartland Financial USA, Inc.	490,766	24,204,579
#	Hennessy Advisors, Inc.	1,605	14,060
	Heritage Commerce Corp.	427,680	6,115,824
	Heritage Financial Corp.	242,841	8,181,313
	Heritage Insurance Holdings, Inc.	135,553	203,330
#	Hilltop Holdings, Inc.	1,127,969	32,654,703
#	HMN Financial, Inc.	98,539	2,252,602
	Home Bancorp, Inc.	80,398	3,437,015
	HomeStreet, Inc.	499,241	12,960,296
	HomeTrust Bancshares, Inc.	208,155	5,001,965
#	Hope Bancorp, Inc.	2,372,195	32,190,686
	Horace Mann Educators Corp.	954,924	37,681,301
	Horizon Bancorp, Inc.	230,141	3,431,402
	Independent Bank Corp.	52,236	1,208,219
#	Independent Bank Group, Inc.	610,979	38,546,665
#	International Bancshares Corp.	1,341,748	66,550,701
	Investar Holding Corp.	57,727	1,243,440
	Investors Title Co.	1,631	239,675
#	Jackson Financial, Inc., Class A	559,755	21,472,202
#	Janus Henderson Group PLC	726,636	16,545,502
#	Kearny Financial Corp.	1,986,377	20,141,863
#	Kemper Corp.	663,070	31,608,547
	Lakeland Bancorp, Inc.	907,469	16,924,297
	Landmark Bancorp, Inc.	50,590	1,317,870
#	LCNB Corp.	112,070	1,973,553
*	LendingClub Corp.	300,306	3,195,256
	Luther Burbank Corp.	178,064	2,248,948
	Macatawa Bank Corp.	19,013	204,010
#	Magyar Bancorp, Inc.	45,251	563,827
#*	Maiden Holdings Ltd.	66,541	148,386
#	MainStreet Bancshares, Inc.	13,872	385,364
#*	MBIA, Inc.	370,856	3,990,411
	Mercantile Bank Corp.	367,172	12,832,661
	Merchants Bancorp	27,444	657,284
	Meridian Corp.	13,304	409,630
*	Metropolitan Bank Holding Corp.	6,360	419,760
	MGIC Investment Corp.	4,032,781	55,047,461
	Mid Penn Bancorp, Inc.	41,598	1,421,820

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Middlefield Banc Corp.	34,941	$1,013,289
	Midland States Bancorp, Inc.	248,474	6,967,211
#*††	Midwest Banc Holdings, Inc.	1,629	0
	MidWestOne Financial Group, Inc.	143,544	4,823,078
*	Mr Cooper Group, Inc.	442,457	17,472,627
	National Bank Holdings Corp., Class A	71,466	3,131,640
#	National Bankshares, Inc.	7,469	273,739
#	National Western Life Group, Inc., Class A	78,657	15,575,659
#	Navient Corp.	3,685,858	55,803,890
#	NBT Bancorp, Inc.	47,019	2,228,230
	Nelnet, Inc., Class A	731,282	65,149,913
#	New York Community Bancorp, Inc.	3,576,163	33,294,078
*	Nicholas Financial, Inc.	180,077	1,271,344
#*	Nicolet Bankshares, Inc.	41,335	3,153,447
*	NMI Holdings, Inc., Class A	486,644	10,672,103
#	Northeast Bank	99,960	4,208,316
#	Northeast Community Bancorp, Inc.	20,633	271,530
	Northfield Bancorp, Inc.	1,096,980	17,595,559
	Northrim BanCorp, Inc.	174,154	8,486,524
#	Northwest Bancshares, Inc.	2,306,243	34,732,020
#	Norwood Financial Corp.	6,436	182,782
#	OceanFirst Financial Corp.	604,837	13,657,220
#*	Ocwen Financial Corp.	46,795	1,461,876
	OFG Bancorp	1,221,046	34,042,763
	Old National Bancorp	4,755,433	93,016,270
	OneMain Holdings, Inc.	21,524	829,965
	OP Bancorp	52,172	587,457
#	Oppenheimer Holdings, Inc., Class A	152,133	5,236,418
*	OptimumBank Holdings, Inc.	1,253	5,338
	Orrstown Financial Services, Inc.	85,706	2,268,638
#	Pacific Premier Bancorp, Inc.	1,500,442	54,631,093
#	PacWest Bancorp	246,275	6,122,397
	Parke Bancorp, Inc.	25,380	547,193
*	Patriot National Bancorp, Inc.	1,226	12,407
#	PCB Bancorp	36,556	676,286
	PCSB Financial Corp.	68,433	1,333,759
	Peapack-Gladstone Financial Corp.	315,368	12,479,112
	Penns Woods Bancorp, Inc.	37,151	896,082
#	PennyMac Financial Services, Inc.	385,760	20,568,723
	Peoples Bancorp of North Carolina, Inc.	47,598	1,339,884
#	Peoples Bancorp, Inc.	698,016	21,128,944
#	Peoples Financial Services Corp.	22,701	1,248,328
#*	Ponce Financial Group, Inc.	20,685	191,129
#	Popular, Inc.	1,234,677	87,316,357
*	PRA Group, Inc.	285,100	9,550,850
	Premier Financial Corp.	624,964	18,030,211
#	Primis Financial Corp.	127,336	1,641,361
	ProAssurance Corp.	713,401	15,844,636
#*	Professional Holding Corp., Class A	1,915	51,839
	Prosperity Bancshares, Inc.	403,432	28,873,628
	Provident Bancorp, Inc.	2,148	26,549
#	Provident Financial Holdings, Inc.	177,314	2,420,336
	Provident Financial Services, Inc.	1,917,275	42,985,306
	QCR Holdings, Inc.	76,155	3,861,820
	Radian Group, Inc.	1,590,600	33,195,822
	RBB Bancorp	152,403	3,430,592
#	Red River Bancshares, Inc.	449	25,557
#	Regional Management Corp.	193,254	6,562,906
	Reinsurance Group of America, Inc.	196,273	28,885,497

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Renasant Corp.	1,139,987	$46,021,275
	Republic Bancorp, Inc., Class A	141,144	6,542,024
#*	Republic First Bancorp, Inc.	242,185	685,384
#	Richmond Mutual BanCorp, Inc.	6,335	83,115
	Riverview Bancorp, Inc.	562,789	3,793,198
#	S&T Bancorp, Inc.	420,678	15,905,835
#	Salisbury Bancorp, Inc.	9,456	246,140
#	Sandy Spring Bancorp, Inc.	510,484	18,091,553
#	SB Financial Group, Inc.	57,739	967,128
*	Security National Financial Corp., Class A	27,805	173,781
	Shore Bancshares, Inc.	206,650	4,120,601
	Sierra Bancorp	341,028	7,519,667
#	Simmons First National Corp., Class A	1,785,343	42,616,137
#*	SiriusPoint Ltd.	11,971	76,854
	SmartFinancial, Inc.	111,905	3,272,102
#	South Plains Financial, Inc.	19,505	609,921
*	Southern First Bancshares, Inc.	7,254	324,109
	Southern Missouri Bancorp, Inc.	3,372	172,815
	SouthState Corp.	350,426	31,689,023
#	Stellar Bancorp, Inc.	296,524	9,737,848
#*	Sterling Bancorp, Inc.	60,162	383,232
	Stewart Information Services Corp.	136,779	5,328,910
	Stifel Financial Corp.	56,528	3,497,387
	Summit Financial Group, Inc.	14,985	435,614
	Summit State Bank	10,197	151,018
#*	SWK Holdings Corp.	2,921	54,331
	Synovus Financial Corp.	175,076	6,976,779
	Territorial Bancorp, Inc.	144,476	2,983,429
*	Texas Capital Bancshares, Inc.	995,130	59,707,800
	Timberland Bancorp, Inc.	138,668	4,107,346
	Tiptree, Inc.	808,744	9,850,502
	Towne Bank	412,205	13,578,033
	TriCo Bancshares	37,086	2,147,650
#	TrustCo Bank Corp. NY	123,610	4,613,125
	Trustmark Corp.	797,913	29,179,678
#	U.S. Global Investors, Inc., Class A	10,527	30,528
	Umpqua Holdings Corp.	488,376	9,708,915
#*	Unico American Corp.	132,829	181,976
	United Bancshares, Inc.	28,526	541,709
#	United Bankshares, Inc.	2,073,146	87,797,733
#	United Fire Group, Inc.	453,758	12,296,842
	United Security Bancshares	300,646	2,080,470
	Unity Bancorp, Inc.	23,578	675,746
#	Universal Insurance Holdings, Inc.	163,209	1,638,618
	Univest Financial Corp.	642,880	18,090,643
	Unum Group	3,118,080	142,153,267
#	Valley National Bancorp	5,597,605	66,443,571
#*	Velocity Financial, Inc.	1,541	14,963
	Veritex Holdings, Inc.	155,472	4,909,806
#	Voya Financial, Inc.	178,487	12,201,371
	Washington Federal, Inc.	1,793,494	69,408,218
	Waterstone Financial, Inc.	477,424	8,106,660
	Webster Financial Corp.	624,125	33,865,023
	WesBanco, Inc.	1,410,981	57,060,072
	Western New England Bancorp, Inc.	545,093	4,769,564
	Westwood Holdings Group, Inc.	18,087	183,040
#	White Mountains Insurance Group Ltd.	45,091	63,855,620
#	William Penn Bancorp	23,209	263,654
	Wintrust Financial Corp.	563,666	52,770,411

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	WSFS Financial Corp.	548,196	$25,524,006
	WVS Financial Corp.	1,740	24,934

TOTAL FINANCIALS			4,213,900,951

HEALTH CARE — (4.0%)
*	Acadia Healthcare Co., Inc.	1,486,886	120,883,832
#*	Addus HomeCare Corp.	9,887	1,012,627
#*	Allscripts Healthcare Solutions, Inc.	2,637,103	38,765,414
*	American Shared Hospital Services	105,557	276,559
#*	Amphastar Pharmaceuticals, Inc.	75,057	2,319,261
#*	AngioDynamics, Inc.	641,594	9,040,059
#*	ANI Pharmaceuticals, Inc.	10,428	402,417
#*	Anika Therapeutics, Inc.	274,101	7,789,950
*	Avanos Medical, Inc.	656,054	14,531,596
#*	Brookdale Senior Living, Inc.	1,212,582	5,420,242
#*	Computer Programs & Systems, Inc.	52,259	1,687,966
*	Cullinan Oncology, Inc.	14,401	189,229
*	Cumberland Pharmaceuticals, Inc.	38,585	94,919
#*††	Curative Health Services, Inc.	347,123	0
*	Eagle Pharmaceuticals, Inc.	37,032	1,165,397
#*	Electromed, Inc.	16,834	178,777
*	Emergent BioSolutions, Inc.	349,864	7,298,163
*	Enovis Corp.	775,530	38,349,959
*	Envista Holdings Corp.	1,435,291	47,378,956
*	FONAR Corp.	64,338	1,035,842
#*	Fulgent Genetics, Inc.	139,796	5,540,115
*	HealthStream, Inc.	55,219	1,363,909
#*	Innoviva, Inc.	67,026	908,873
*	Inogen, Inc.	136,224	3,086,836
#*	Integer Holdings Corp.	621,325	38,727,187
#*	Invacare Corp.	25,425	18,873
#*	Kewaunee Scientific Corp.	65,931	1,114,234
#*	LENSAR, Inc.	106,880	508,749
#*	Ligand Pharmaceuticals, Inc.	5,353	469,190
*	Meridian Bioscience, Inc.	91,289	2,918,509
#	National HealthCare Corp.	154,386	9,405,195
*	NextGen Healthcare, Inc.	174,908	3,505,156
#*††	OCA, Inc.	492,841	0
#*	OPKO Health, Inc.	1,653,142	3,140,970
#*	Orthofix Medical, Inc.	2,419	38,849
	Patterson Cos., Inc.	338,053	8,779,236
#*††	PDL BioPharma, Inc.	1,226,353	3,286,626
#*	Pediatrix Medical Group, Inc.	328,408	6,371,115
	Perrigo Co. PLC	2,252,909	90,747,175
	Premier, Inc., Class A	723,710	25,243,005
*	Prestige Consumer Healthcare, Inc.	1,083,951	59,053,650
*	REGENXBIO, Inc.	208,071	4,925,041
*	Supernus Pharmaceuticals, Inc.	307,352	10,532,953
*	Syneos Health, Inc.	164,284	8,276,628
#*	Taro Pharmaceutical Industries Ltd.	140,753	4,212,737
#*††	U.S. Diagnostic, Inc.	20,800	0
*	UFP Technologies, Inc.	52,910	4,965,604
*	Vanda Pharmaceuticals, Inc.	722,244	7,561,895
#*	Varex Imaging Corp.	437,910	9,682,190
*	Xencor, Inc.	274	7,672

TOTAL HEALTH CARE			612,213,337

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (18.4%)
*	AAR Corp.	882,352	$39,105,841
	ABM Industries, Inc.	1,385,020	61,647,240
	ACCO Brands Corp.	1,910,522	8,788,401
#	Acme United Corp.	18,133	433,560
	Acuity Brands, Inc.	53,178	9,761,885
	Air Lease Corp.	2,041,374	72,040,088
#*	Air Transport Services Group, Inc.	423,551	12,367,689
	Alamo Group, Inc.	12,437	1,891,419
*	Alaska Air Group, Inc.	610,966	27,163,548
	Allied Motion Technologies, Inc.	424	14,340
	Altra Industrial Motion Corp.	358,198	21,542,028
*	American Woodmark Corp.	186,318	8,449,521
	Apogee Enterprises, Inc.	207,911	9,538,957
	ARC Document Solutions, Inc.	142,382	344,564
#	ArcBest Corp.	638,191	50,691,511
	Arcosa, Inc.	505,632	32,461,574
#	Argan, Inc.	78,438	2,719,445
	Astec Industries, Inc.	283,661	12,381,803
*	Astronics Corp.	65,112	602,937
#*	Atlas Air Worldwide Holdings, Inc.	714,190	72,233,177
*	Avalon Holdings Corp., Class A	15,718	42,753
#*	AZEK Co., Inc.	577,096	10,104,951
	AZZ, Inc.	289,800	11,649,960
#	Barnes Group, Inc.	1,074,761	38,014,297
	Barrett Business Services, Inc.	2,266	197,641
#*	Beacon Roofing Supply, Inc.	1,168,859	65,865,205
#	BGSF, Inc.	31,208	392,285
*	BlueLinx Holdings, Inc.	49,260	3,470,860
#	Boise Cascade Co.	601,296	40,148,534
*	BrightView Holdings, Inc.	647,035	5,771,552
#*	Broadwind, Inc.	23,688	41,691
*	CACI International, Inc., Class A	135,142	41,087,222
#*	CBIZ, Inc.	946,116	46,965,198
*	CECO Environmental Corp.	651,102	7,696,026
#	Chicago Rivet & Machine Co.	28,196	788,924
*	Civeo Corp.	55,927	1,733,737
	Columbus McKinnon Corp.	362,348	10,334,165
*	Commercial Vehicle Group, Inc.	73,584	370,863
#	CompX International, Inc.	68,188	1,215,792
*	Concrete Pumping Holdings, Inc.	55,083	352,807
#	Costamare, Inc.	1,854,384	17,505,385
#	Covenant Logistics Group, Inc.	289,376	10,949,988
*»	CPI Aerostructures, Inc.	39,198	94,467
	CRA International, Inc.	168,116	17,272,238
	Curtiss-Wright Corp.	14,846	2,491,604
#*	Distribution Solutions Group, Inc.	50,326	1,513,806
*	DLH Holdings Corp.	19,945	259,684
*	Ducommun, Inc.	297,880	14,062,915
#	Dun & Bradstreet Holdings, Inc.	377,331	4,848,703
*	DXP Enterprises, Inc.	83,610	2,392,082
#*	Dycom Industries, Inc.	139,720	16,512,110
#	Eagle Bulk Shipping, Inc.	174,936	8,463,404
#	Eastern Co.	118,534	2,478,546
#	Encore Wire Corp.	496,557	68,321,278
	EnerSys	278,577	18,466,869
#	Ennis, Inc.	663,368	14,965,582
#	EnPro Industries, Inc.	397,892	42,375,498
	Esab Corp.	636,930	23,757,489
	ESCO Technologies, Inc.	259,896	22,395,238

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	First Advantage Corp.	107,291	$1,507,439
#*	FTI Consulting, Inc.	42,122	6,555,447
*	Gates Industrial Corp. PLC	1,733,021	19,323,184
	GATX Corp.	794,080	83,148,117
#	Genco Shipping & Trading Ltd.	767,004	10,277,854
*	Gencor Industries, Inc.	161,500	1,534,250
*	Gibraltar Industries, Inc.	239,667	12,242,190
*	GMS, Inc.	791,433	37,355,638
#	Graham Corp.	3,148	28,017
#	Granite Construction, Inc.	455,507	15,364,251
#*	Great Lakes Dredge & Dock Corp.	986,462	7,457,653
#	Greenbrier Cos., Inc.	681,935	24,079,125
	Griffon Corp.	932,371	29,966,404
*	GXO Logistics, Inc.	22,543	823,721
#*	Harsco Corp.	155,772	824,034
#	Heartland Express, Inc.	204,256	3,039,329
	Heidrick & Struggles International, Inc.	252,210	7,102,234
*	Heritage-Crystal Clean, Inc.	217,529	5,975,522
*	Hill International, Inc.	130,927	441,224
	Hillenbrand, Inc.	6,590	291,146
*	Hub Group, Inc., Class A	771,786	59,890,594
	Hurco Cos., Inc.	161,953	3,749,212
*	Huron Consulting Group, Inc.	410,082	30,194,338
	Hyster-Yale Materials Handling, Inc.	138,653	4,043,121
#	ICF International, Inc.	395,196	47,277,298
*	IES Holdings, Inc.	26,588	878,468
#	Insteel Industries, Inc.	135,097	3,559,806
#	Interface, Inc.	318,901	3,606,770
	Kaman Corp.	106,324	3,413,000
#*	KAR Auction Services, Inc.	1,329,304	19,314,787
	Kelly Services, Inc., Class A	759,668	12,412,975
#	Kennametal, Inc.	692,174	18,487,968
	Kimball International, Inc., Class B	531,666	3,929,012
*	Kirby Corp.	685,435	47,809,091
	Korn Ferry	687,899	38,240,305
*	LB Foster Co., Class A	106,424	1,064,240
*	Limbach Holdings, Inc.	60,490	503,277
*	LS Starrett Co., Class A	9,381	80,020
	LSI Industries, Inc.	204,595	1,571,290
*	Manitowoc Co., Inc.	467,041	4,259,414
	ManpowerGroup, Inc.	504,907	39,554,414
	Marten Transport Ltd.	1,969,801	36,973,165
*	MasTec, Inc.	163,775	12,623,777
*	Matrix Service Co.	56,648	277,575
#	Matson, Inc.	287,476	21,152,484
#	Matthews International Corp., Class A	538,207	14,467,004
#	Maxar Technologies, Inc.	89,042	1,989,198
*	Mayville Engineering Co., Inc.	3,464	23,036
	McGrath RentCorp	260,884	24,536,140
	MDU Resources Group, Inc.	1,158,469	32,993,197
*	Mercury Systems, Inc.	169,115	8,185,166
#	Miller Industries, Inc.	300,903	7,651,963
*	Mistras Group, Inc.	414,945	1,908,747
	Moog, Inc., Class A	194,664	16,497,774
*	MRC Global, Inc.	487,314	4,887,759
	Mueller Industries, Inc.	73,105	4,579,297
*	MYR Group, Inc.	262,319	22,955,536
	National Presto Industries, Inc.	52,755	3,718,700
#	NL Industries, Inc.	819,537	7,179,144

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	NN, Inc.	626,668	$1,560,403
*	Northwest Pipe Co.	186,598	6,342,466
*	NOW, Inc.	859,901	10,946,540
#*	NV5 Global, Inc.	5,545	803,748
	nVent Electric PLC	1,176,626	42,946,849
*	Orion Group Holdings, Inc.	453,496	1,033,971
	Oshkosh Corp.	24,841	2,186,008
#	P&F Industries, Inc., Class A	17,337	91,713
*	PAM Transportation Services, Inc.	385,940	10,748,429
	Pangaea Logistics Solutions Ltd.	213,114	1,029,341
#	Park Aerospace Corp.	166,080	2,066,035
	Park-Ohio Holdings Corp.	98,029	1,114,590
*	Parsons Corp.	172,464	8,085,112
	Patriot Transportation Holding, Inc.	2,456	20,655
#*	Perma-Pipe International Holdings, Inc.	181,198	1,772,116
*	PGT Innovations, Inc.	73,222	1,560,361
#	Powell Industries, Inc.	99,258	2,448,695
#	Preformed Line Products Co.	98,231	7,796,594
	Primoris Services Corp.	407,902	8,235,541
*	Proto Labs, Inc.	162,268	6,197,015
#*	Quad/Graphics, Inc.	158,435	440,449
#	Quanex Building Products Corp.	817,453	18,114,758
#*	Quest Resource Holding Corp.	10,192	90,301
*	Radiant Logistics, Inc.	579,041	3,514,779
#*	RCM Technologies, Inc.	15,076	263,830
#	Regal Rexnord Corp.	186,151	23,555,548
#	Rentokil Initial PLC, Sponsored ADR	32,986	1,020,587
*	Resideo Technologies, Inc.	1,451,416	34,282,446
	Resources Connection, Inc.	738,242	13,487,681
#	REV Group, Inc.	324,381	4,456,995
	Rush Enterprises, Inc., Class A	949,206	47,355,887
#	Rush Enterprises, Inc., Class B	422,582	22,658,847
	Ryder System, Inc.	125,855	10,132,586
#	Schneider National, Inc., Class B	696,043	15,479,996
#*	Servotronics, Inc.	15,025	151,903
*	SIFCO Industries, Inc.	49,091	135,491
*	SkyWest, Inc.	987,896	17,466,001
#*	Spirit Airlines, Inc.	1,319,995	29,039,890
	Standex International Corp.	79,875	7,911,619
#	Steelcase, Inc., Class A	2,174,525	16,896,059
*	Sterling Infrastructure, Inc.	126,600	3,416,934
	Terex Corp.	322,397	13,069,974
#	Textainer Group Holdings Ltd.	1,056,058	31,597,255
*	Thermon Group Holdings, Inc.	328,024	5,825,706
	Timken Co.	195,997	13,972,626
*	Titan Machinery, Inc.	579,062	19,908,152
#	Trinity Industries, Inc.	1,765,104	50,358,417
#	Triton International Ltd.	1,492,492	90,579,340
*	TrueBlue, Inc.	666,330	13,100,048
*	Tutor Perini Corp.	1,386,306	10,286,391
*	Twin Disc, Inc.	45,600	593,256
#*	U.S. Xpress Enterprises, Inc., Class A	24,105	56,165
#	UFP Industries, Inc.	343,341	24,456,179
*	Ultralife Corp.	178,862	885,367
	UniFirst Corp.	109,979	20,237,236
#*	Univar Solutions, Inc.	1,961,965	49,990,868
	Universal Logistics Holdings, Inc.	14,018	448,576
*	V2X, Inc.	64,613	2,648,487
*	Veritiv Corp.	290,985	33,829,916

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Viad Corp.	77,610	$2,893,301
#*	Virco Mfg. Corp.	43,931	181,874
#	VSE Corp.	182,432	8,444,777
#	Wabash National Corp.	642,257	13,904,864
	Werner Enterprises, Inc.	923,236	36,190,851
*	WESCO International, Inc.	828,443	114,134,592
#*	Willis Lease Finance Corp.	240,551	9,164,993

TOTAL INDUSTRIALS			2,806,944,698

INFORMATION TECHNOLOGY — (7.2%)
	Adeia, Inc.	796,021	8,899,515
#*	Alithya Group, Inc., Class A	306,754	542,955
#*	Alpha & Omega Semiconductor Ltd.	694,451	22,743,270
#	Amkor Technology, Inc.	5,440,115	113,099,991
*	Amtech Systems, Inc.	423,090	3,900,890
#*	AstroNova, Inc.	178,748	2,118,164
*	Asure Software, Inc.	110,791	731,221
*	Aviat Networks, Inc.	8,510	277,937
	Avnet, Inc.	2,044,013	82,148,882
*	Aware, Inc.	643,548	1,042,548
*	AXT, Inc.	938,795	4,262,129
#	Bel Fuse, Inc., Class A	16,404	491,628
	Bel Fuse, Inc., Class B	205,967	6,675,390
	Belden, Inc.	49,790	3,466,878
#	Benchmark Electronics, Inc.	904,125	25,668,109
	BK Technologies Corp.	6,153	16,182
#*	BM Technologies, Inc.	83,505	633,803
*	Cantaloupe, Inc.	6,900	23,115
#	Cass Information Systems, Inc.	25,573	1,094,013
*	Coherent Corp.	259,952	8,736,987
#*	Cohu, Inc.	553,584	18,223,985
*	Computer Task Group, Inc.	34,821	266,381
#	Comtech Telecommunications Corp.	384,412	4,247,753
	Concentrix Corp.	119,813	14,644,743
*	Conduent, Inc.	1,072,464	4,418,552
	CSP, Inc.	117,769	870,313
	CTS Corp.	173,661	6,863,083
*	Daktronics, Inc.	246,048	841,484
#*	Digi International, Inc.	790,447	31,878,727
#*	Diodes, Inc.	155,104	11,116,304
*	DXC Technology Co.	805,591	23,160,741
#	Ebix, Inc.	188,569	3,731,781
*	ePlus, Inc.	212,007	10,328,981
*	Frequency Electronics, Inc.	247,271	1,273,446
#*	Ichor Holdings Ltd.	118,954	3,026,190
#*	Immersion Corp.	9,203	49,144
#*	Insight Enterprises, Inc.	569,039	53,779,876
#	InterDigital, Inc.	29,459	1,469,120
#*	inTEST Corp.	11,887	96,285
#*	Intevac, Inc.	453,471	2,027,015
*	IPG Photonics Corp.	9,829	841,952
*	Key Tronic Corp.	359,687	1,575,429
*	Kimball Electronics, Inc.	757,961	15,667,054
*	Knowles Corp.	1,391,496	19,133,070
#	Kulicke & Soffa Industries, Inc.	318,315	13,350,131
*	KVH Industries, Inc.	151,953	1,630,456
*	Kyndryl Holdings, Inc.	1,067,738	10,325,026
#*	Magnachip Semiconductor Corp.	132,185	1,315,241
#	Methode Electronics, Inc.	331,881	13,683,454

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	NETGEAR, Inc.	336,002	$6,602,439
#*	NetScout Systems, Inc.	1,831,566	65,789,851
#*	NetSol Technologies, Inc.	38,752	118,969
*	Onto Innovation, Inc.	236,453	15,804,519
#*	Optical Cable Corp.	128,552	458,931
*	OSI Systems, Inc.	1,333	109,546
	PC Connection, Inc.	674,482	35,841,973
	PC-Tel, Inc.	19,668	91,456
*	Photronics, Inc.	1,178,861	19,121,125
*	Plexus Corp.	437,354	43,035,634
#*	Repay Holdings Corp.	41,347	251,803
*	RF Industries Ltd.	48,062	260,015
#	Richardson Electronics Ltd.	295,564	7,120,137
*	Sanmina Corp.	1,485,715	83,274,326
*	ScanSource, Inc.	491,478	15,225,988
#*	SecureWorks Corp., Class A	31,692	259,241
#*	SigmaTron International, Inc.	6,121	28,952
#*††	Silicon Graphics, Inc.	289,563	0
*	SolarWinds Corp.	23,612	220,300
*	StarTek, Inc.	65,466	240,260
#*	Stratasys Ltd.	123,066	1,780,765
*	Super Micro Computer, Inc.	354,465	24,667,219
#*††	Superior Telecom, Inc.	29,232	0
	Taitron Components, Inc., Class A	7,394	30,315
*	TESSCO Technologies, Inc.	56,735	271,193
#*	Trio-Tech International	51,061	248,156
#*	TTM Technologies, Inc.	2,492,820	38,165,074
#*	Ultra Clean Holdings, Inc.	139,929	4,353,191
#*	Viasat, Inc.	962,097	39,407,493
#	Vishay Intertechnology, Inc.	3,103,708	64,898,534
*	Vishay Precision Group, Inc.	294,874	9,951,997
	Xerox Holdings Corp.	3,930,832	57,508,072
	Xperi, Inc.	318,408	4,448,160

TOTAL INFORMATION TECHNOLOGY			1,095,994,958

MATERIALS — (6.6%)
*	Advanced Emissions Solutions, Inc.	15,493	44,465
	AdvanSix, Inc.	307,856	11,199,801
#*	AgroFresh Solutions, Inc.	209,179	568,967
#	Alpha Metallurgical Resources, Inc.	27,530	4,648,440
*	American Biltrite, Inc.	25	3,750
	American Vanguard Corp.	786,712	18,306,788
#*	Ampco-Pittsburgh Corp.	36,620	111,691
*	Arconic Corp.	656,085	13,620,325
*	Ascent Industries Co.	56,321	819,471
	Ashland, Inc.	570,425	59,848,991
	Avient Corp.	190,808	6,580,968
#	Carpenter Technology Corp.	1,228,448	45,943,955
*	Clearwater Paper Corp.	143,831	6,397,603
#*	Coeur Mining, Inc.	1,682,277	6,359,007
#	Commercial Metals Co.	2,565,468	116,728,794
*	Core Molding Technologies, Inc.	148,824	1,474,846
*	Ecovyst, Inc.	707,010	7,034,749
#	Element Solutions, Inc.	5,243,398	90,186,446
	Fortitude Gold Corp.	45,330	253,848
	Friedman Industries, Inc.	172,993	1,660,733
	FutureFuel Corp.	829,256	5,672,111
	Glatfelter Corp.	406,903	1,151,535
#	Greif, Inc., Class A	588,700	38,977,827

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
#	Greif, Inc., Class B	27,450	$1,943,735
	Hawkins, Inc.	43,872	1,975,556
#	Haynes International, Inc.	315,914	15,451,354
#	HB Fuller Co.	403,665	28,139,487
#	Hecla Mining Co.	10,987,996	50,215,142
	Huntsman Corp.	2,082,376	55,724,382
	Innospec, Inc.	62,154	6,214,778
#*	Intrepid Potash, Inc.	193,235	8,743,884
#	Kaiser Aluminum Corp.	133,223	10,763,086
	Koppers Holdings, Inc.	87,755	2,190,365
#	Kronos Worldwide, Inc.	601,837	5,717,451
	Materion Corp.	399,652	34,254,173
#	Mativ Holdings, Inc.	286,705	6,806,377
	Mercer International, Inc.	1,422,523	19,090,259
	Minerals Technologies, Inc.	576,406	31,708,094
#	Nexa Resources SA	266,850	1,339,587
#*	O-I Glass, Inc.	300,671	4,903,944
	Olin Corp.	423,568	22,427,926
#	Olympic Steel, Inc.	244,447	6,651,403
#	Pactiv Evergreen, Inc.	3,628	39,581
*	Rayonier Advanced Materials, Inc.	1,002,233	4,560,160
*	Resolute Forest Products, Inc.	1,372,760	28,567,136
	Ryerson Holding Corp.	120,894	4,055,994
	Schnitzer Steel Industries, Inc., Class A	675,397	18,228,965
	Stepan Co.	39,605	4,136,346
#*	Summit Materials, Inc., Class A	1,612,141	42,479,915
	SunCoke Energy, Inc.	2,127,620	15,446,521
#*	TimkenSteel Corp.	722,969	12,608,579
#	Tredegar Corp.	726,341	7,909,853
#	TriMas Corp.	624,340	14,266,169
#	Trinseo PLC	11,640	219,065
	Tronox Holdings PLC, Class A	2,085,051	25,020,612
#	U.S. Steel Corp.	2,835,426	57,729,273
	United States Lime & Minerals, Inc.	3,998	504,348
*	Universal Stainless & Alloy Products, Inc.	135,561	996,373
	Warrior Met Coal, Inc.	380,293	14,124,082
*»	Webco Industries, Inc.	6,247	1,071,361
	Worthington Industries, Inc.	209,080	9,943,845

TOTAL MATERIALS			1,013,764,272

REAL ESTATE — (0.6%)
#*	Anywhere Real Estate, Inc.	1,222,037	9,079,735
#*	Cushman & Wakefield PLC	376,144	4,344,463
#	Douglas Elliman, Inc.	230,699	1,065,829
#*	Five Point Holdings LLC, Class A	9,565	21,808
#*	Forestar Group, Inc.	170,556	1,975,038
*	FRP Holdings, Inc.	48,778	2,957,410
#*	Howard Hughes Corp.	663,460	40,703,271
#	Kennedy-Wilson Holdings, Inc.	940,774	15,626,256
#	Marcus & Millichap, Inc.	120,701	4,446,625
	Newmark Group, Inc., Class A	381,730	3,126,369
	RE/MAX Holdings, Inc., Class A	465,499	9,058,611
#	Stratus Properties, Inc.	111,357	3,291,713
*	Tejon Ranch Co.	345,751	5,857,022

TOTAL REAL ESTATE			101,554,150

UTILITIES — (0.3%)
	Brookfield Renewable Corp., Class A	154,336	4,789,046

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
Genie Energy Ltd., Class B	22,385	$218,701
# New Jersey Resources Corp.	479,175	21,390,372
# Ormat Technologies, Inc.	164,406	14,870,523
#* Sunnova Energy International, Inc.	208,482	3,865,256

TOTAL UTILITIES		45,133,898

TOTAL COMMON STOCKS		14,211,395,835

PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	13,584	300,614

CONSUMER DISCRETIONARY — (0.0%)
# Qurate Retail, Inc., 8.000%	67,817	3,270,136

INDUSTRIALS — (0.1%)
# WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	281,477	7,599,879

TOTAL PREFERRED STOCKS		11,170,629

TOTAL INVESTMENT SECURITIES (Cost $9,287,200,978)		14,222,566,464

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund 3.010%	115,129,797	115,129,797

SECURITIES LENDING COLLATERAL — (6.1%)
@§ The DFA Short Term Investment Fund	81,222,527	939,013,630

TOTAL INVESTMENTS — (100.0%) (Cost $10,341,663,547)		$15,276,709,891

As of October 31, 2022, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	604	12/16/22	$109,493,638	$117,266,600	$7,772,962

Total Futures Contracts			$109,493,638	$117,266,600	$7,772,962

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$304,944,430	—	—	$304,944,430
Consumer Discretionary	1,754,080,330	$363,565	$20,396	1,754,464,291
Consumer Staples	658,914,370	1,518,544	—	660,432,914
Energy	1,602,047,936	—	—	1,602,047,936
Financials	4,212,911,835	989,116	—	4,213,900,951
Health Care	608,926,711	—	3,286,626	612,213,337
Industrials	2,806,850,231	94,467	—	2,806,944,698

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Information Technology	$1,095,994,958	—	—		$1,095,994,958
Materials	1,012,692,911	$1,071,361	—		1,013,764,272
Real Estate	101,554,150	—	—		101,554,150
Utilities	45,133,898	—	—		45,133,898
Preferred Stocks
Communication Services	300,614	—	—		300,614
Consumer Discretionary	3,270,136	—	—		3,270,136
Industrials	7,599,879	—	—		7,599,879
Temporary Cash Investments	115,129,797	—	—		115,129,797
Securities Lending Collateral	—	939,013,630	—		939,013,630
Futures Contracts**	7,772,962	—	—		7,772,962

TOTAL	$14,338,125,148	$943,050,683	$3,307,022	^	$15,284,482,853

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value†
COMMON STOCKS — (95.0%)
COMMUNICATION SERVICES — (6.0%)
	Activision Blizzard, Inc.	346,005	$25,189,164
#*††	Akazoo SA	1,631	0
*	Alphabet, Inc., Class A	3,212,000	303,566,120
*	Alphabet, Inc., Class C	2,978,380	281,933,451
*	Altice USA, Inc., Class A	273,714	1,809,250
#*	AMC Networks, Inc., Class A	139,844	3,147,888
#*	Angi, Inc.	89,167	191,709
*	Anterix, Inc.	31,114	1,193,222
	AT&T, Inc.	5,201,851	94,829,744
#	ATN International, Inc.	38,228	1,648,391
#*	Audacy, Inc., Class A	111,349	38,482
*	Ballantyne Strong, Inc.	13,352	33,514
#*	Bandwidth, Inc., Class A	4,064	48,240
#*	Boston Omaha Corp., Class A	1,118	31,159
#*	Bumble, Inc., Class A	152,263	3,867,480
#	Cable One, Inc.	10,002	8,596,019
*	Cargurus, Inc.	51,420	748,675
#*	Cars.com, Inc.	166,237	2,307,370
#*	Charter Communications, Inc., Class A	107,733	39,604,805
#*	Cinemark Holdings, Inc.	112,554	1,194,198
	Cogent Communications Holdings, Inc.	68,755	3,610,325
	Comcast Corp., Class A	3,555,567	112,853,697
*	Consolidated Communications Holdings, Inc.	169,647	877,075
*	Cumulus Media, Inc., Class A	16,489	121,524
*	Daily Journal Corp.	108	28,971
#	DallasNews Corp.	7,816	37,517
*	DHI Group, Inc.	775,296	4,961,894
#*	DISH Network Corp., Class A	286,519	4,271,998
#*	EchoStar Corp., Class A	63,060	1,189,942
	Electronic Arts, Inc.	155,923	19,640,061
#*	Emerald Holding, Inc.	24,642	82,304
*	Endeavor Group Holdings, Inc., Class A	73,042	1,595,237
#	Entravision Communications Corp., Class A	146,505	685,643
#*	EverQuote, Inc., Class A	5,754	35,042
#*	EW Scripps Co., Class A	140,215	1,989,651
#	Fox Corp., Class A	321,821	9,290,972
	Fox Corp., Class B	207,941	5,655,995
*	Frontier Communications Parent, Inc.	72,799	1,704,953
#*	Gaia, Inc.	18,401	43,058
#*	Gannett Co., Inc.	148,112	214,762
	Gray Television, Inc.	239,867	3,394,118
	Gray Television, Inc., Class A	600	7,584
*	IDT Corp., Class B	190,707	4,969,824
#*	iHeartMedia, Inc., Class A	11,859	98,193
#*	IMAX Corp.	78,881	1,004,155
	Interpublic Group of Cos., Inc.	682,571	20,333,790
*	Iridium Communications, Inc.	209,946	10,818,517
	John Wiley & Sons, Inc., Class A	68,297	2,881,450
	John Wiley & Sons, Inc., Class B	4,638	193,034
#*	Liberty Broadband Corp., Class A	21,372	1,823,459
*	Liberty Broadband Corp., Class C	132,267	11,167,303
*	Liberty Latin America Ltd., Class A	170,570	1,327,035
#*	Liberty Latin America Ltd., Class C	644,838	5,023,288
#*	Liberty Media Corp.-Liberty Braves, Class A	14,764	470,824
*	Liberty Media Corp.-Liberty Braves, Class B	239	8,484

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Liberty Media Corp.-Liberty Braves, Class C	49,759	$1,550,490
#*	Liberty Media Corp.-Liberty Formula One, Class A	30,612	1,592,436
#*	Liberty Media Corp.-Liberty Formula One, Class C	212,271	12,254,405
*	Liberty Media Corp.-Liberty SiriusXM, Class A	74,237	3,150,618
*	Liberty Media Corp.-Liberty SiriusXM, Class B	2,392	108,358
*	Liberty Media Corp.-Liberty SiriusXM, Class C	188,725	7,962,308
#*	Lions Gate Entertainment Corp., Class A	310,512	2,502,727
#*	Lions Gate Entertainment Corp., Class B	516,950	3,923,650
*	Live Nation Entertainment, Inc.	139,583	11,112,203
#*	Loyalty Ventures, Inc.	281	332
#	Lumen Technologies, Inc.	1,824,813	13,430,624
#*	Madison Square Garden Entertainment Corp.	47,519	2,329,857
#	Madison Square Garden Sports Corp.	3,256	509,922
#*	Magnite, Inc.	16,891	123,135
*	Marchex, Inc., Class B	5,288	8,514
#	Marcus Corp.	36,321	546,268
*	Match Group, Inc.	178,919	7,729,301
*	Meta Platforms, Inc., Class A	1,474,881	137,399,914
*	Netflix, Inc.	162,767	47,508,432
	New York Times Co., Class A	249,157	7,215,587
	News Corp., Class A	343,439	5,793,816
#	News Corp., Class B	198,020	3,392,083
	Nexstar Media Group, Inc., Class A	105,343	18,045,256
	Omnicom Group, Inc.	247,999	18,041,927
#*	Ooma, Inc.	1,045	16,960
	Paramount Global, Class A	15,306	322,650
#	Paramount Global, Class B	474,309	8,689,341
*	Pinterest, Inc., Class A	88,608	2,179,757
*	Playtika Holding Corp.	76,268	720,733
#*	PubMatic, Inc., Class A	13,345	232,203
*	QuinStreet, Inc.	75,323	859,435
#*	Reading International, Inc., Class A	74,588	261,804
#*	ROBLOX Corp., Class A	123,408	5,521,274
#*	Roku, Inc.	21,704	1,205,440
	Saga Communications, Inc., Class A	1,544	35,666
#*	Salem Media Group, Inc.	7,597	15,802
#	Scholastic Corp.	58,235	2,221,083
#*	Sciplay Corp., Class A	17,146	239,873
#	Shenandoah Telecommunications Co.	118,607	2,687,635
#	Shutterstock, Inc.	51,387	2,570,892
#	Sinclair Broadcast Group, Inc., Class A	52,327	931,944
#	Sirius XM Holdings, Inc.	1,067,490	6,447,640
#*	Snap, Inc., Class A	155,041	1,536,456
#	Spok Holdings, Inc.	52,509	461,554
*	Spotify Technology SA	46,020	3,708,292
*	Take-Two Interactive Software, Inc.	141,181	16,727,125
#*	TechTarget, Inc.	39,812	2,569,865
	TEGNA, Inc.	472,548	9,866,802
	Telephone & Data Systems, Inc.	235,735	4,007,495
#*	Telesat Corp.	6,903	60,125
*	Thryv Holdings, Inc.	15,372	314,511
*	T-Mobile U.S., Inc.	439,602	66,626,079
*	Townsquare Media, Inc., Class A	28,652	216,609
#*	Travelzoo	58,147	302,946
#*	TripAdvisor, Inc.	159,476	3,766,823
*	TrueCar, Inc.	79,529	143,152
*	U.S. Cellular Corp.	70,794	2,206,649
#*	Urban One, Inc.	144,888	720,093
*	Urban One, Inc.	8,360	50,411

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Verizon Communications, Inc.	4,468,777	$166,998,196
*	Walt Disney Co.	760,413	81,014,401
*	Warner Bros Discovery, Inc.	1,867,610	24,278,930
#	Warner Music Group Corp., Class A	10,591	275,578
*	WideOpenWest, Inc.	30,933	424,091
#	World Wrestling Entertainment, Inc., Class A	73,691	5,813,483
*	Yelp, Inc.	111,428	4,279,949
*	Zedge, Inc., Class B	7,377	15,639
#*	Ziff Davis, Inc.	100,702	7,793,328

TOTAL COMMUNICATION SERVICES			1,747,961,437

CONSUMER DISCRETIONARY — (10.6%)
#	Cheesecake Factory, Inc.	63,434	2,271,572
#*	1-800-Flowers.com, Inc., Class A	70,961	517,306
#*	2U, Inc.	53,977	334,118
	Aaron’s Co., Inc.	63,892	665,755
#*	Abercrombie & Fitch Co., Class A	117,026	2,057,317
#	Academy Sports & Outdoors, Inc.	56,174	2,473,341
#	Acushnet Holdings Corp.	122,824	5,719,914
#*	Adient PLC	154,303	5,397,519
	ADT, Inc.	289,616	2,450,151
#*	Adtalem Global Education, Inc.	101,505	4,232,758
	Advance Auto Parts, Inc.	103,912	19,734,967
*	Amazon.com, Inc.	4,693,460	480,798,042
	AMCON Distributing Co.	377	70,499
#*	American Axle & Manufacturing Holdings, Inc.	222,007	2,151,248
	American Eagle Outfitters, Inc.	347,198	3,944,169
*	American Outdoor Brands, Inc.	35,616	317,695
*	American Public Education, Inc.	65,053	833,329
#*	America’s Car-Mart, Inc.	16,795	1,148,106
*	Aptiv PLC	153,600	13,988,352
	Aramark	352,644	12,871,506
#	Ark Restaurants Corp.	3,088	63,798
	Arko Corp.	10,420	106,805
#*	Asbury Automotive Group, Inc.	41,573	6,558,141
	Autoliv, Inc.	158,853	12,763,839
#*	AutoNation, Inc.	190,026	20,201,664
*	AutoZone, Inc.	13,131	33,259,247
#*	Barnes & Noble Education, Inc.	86,236	240,598
	Bassett Furniture Industries, Inc.	15,323	278,572
	Bath & Body Works, Inc.	155,937	5,205,177
*	Beazer Homes USA, Inc.	68,898	779,236
	Best Buy Co., Inc.	351,343	24,035,375
#	Big 5 Sporting Goods Corp.	217,841	2,807,970
#	Big Lots, Inc.	31,109	587,027
*	Biglari Holdings, Inc., Class A	309	205,485
*	Biglari Holdings, Inc., Class B	3,890	536,626
#*	BJ’s Restaurants, Inc.	30,428	999,560
#	Bloomin’ Brands, Inc.	125,935	3,023,699
	Bluegreen Vacations Holding Corp.	16,503	285,667
*	Booking Holdings, Inc.	17,120	32,005,498
#*	Boot Barn Holdings, Inc.	62,822	3,568,290
	BorgWarner, Inc.	411,382	15,439,166
	Boyd Gaming Corp.	41,929	2,421,819
*	Bright Horizons Family Solutions, Inc.	59,337	3,875,893
#*	Brinker International, Inc.	58,490	1,952,981
	Brunswick Corp.	161,884	11,440,342
#	Buckle, Inc.	51,370	2,020,382
#	Build-A-Bear Workshop, Inc.	34,148	600,663

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Burlington Stores, Inc.	30,146	$4,309,672
*	Caesars Entertainment, Inc.	46,259	2,022,906
#	Caleres, Inc.	77,055	2,105,913
	Camping World Holdings, Inc., Class A	24,923	693,607
#*	Capri Holdings Ltd.	254,099	11,607,242
#*	CarMax, Inc.	180,375	11,365,429
#*	Carnival Corp.	494,919	4,483,966
#*	CarParts.com, Inc.	29,913	139,993
	Carriage Services, Inc.	42,220	1,030,590
*	Carrols Restaurant Group, Inc.	91,577	160,260
#	Carter’s, Inc.	81,521	5,532,830
	Cato Corp., Class A	69,430	826,911
*	Cavco Industries, Inc.	15,131	3,429,744
	Century Communities, Inc.	72,027	3,205,922
*	Chegg, Inc.	87,869	1,895,334
#*	Chewy, Inc., Class A	29,010	1,123,557
#*	Chico’s FAS, Inc.	185,709	1,091,969
#*	Children’s Place, Inc.	23,576	954,356
#*	Chipotle Mexican Grill, Inc.	16,734	25,073,054
#	Choice Hotels International, Inc.	70,768	9,188,517
	Churchill Downs, Inc.	35,650	7,411,991
#*	Chuy’s Holdings, Inc.	34,705	1,016,856
*	Citi Trends, Inc.	24,237	547,999
	Columbia Sportswear Co.	111,496	8,306,452
#*	Conn’s, Inc.	74,802	614,124
#*	Container Store Group, Inc.	63,774	346,293
	Contra Zagg, Inc.	55,398	4,986
#*	Cooper-Standard Holdings, Inc.	37,891	359,965
#	Cracker Barrel Old Country Store, Inc.	38,904	4,443,615
	Crown Crafts, Inc.	10,832	62,609
	Culp, Inc.	23,254	116,735
	Dana, Inc.	216,338	3,452,754
#	Darden Restaurants, Inc.	124,486	17,818,926
#*	Dave & Buster’s Entertainment, Inc.	65,338	2,603,719
*	Deckers Outdoor Corp.	49,263	17,238,602
*	Delta Apparel, Inc.	18,200	275,002
#*	Denny’s Corp.	102,137	1,157,212
#	Designer Brands, Inc., Class A	88,298	1,344,779
#*	Destination XL Group, Inc.	10,654	71,169
#	Dick’s Sporting Goods, Inc.	129,201	14,697,906
#	Dillard’s, Inc., Class A	42,601	14,006,783
#	Dine Brands Global, Inc.	7,639	550,696
	Dollar General Corp.	181,369	46,258,163
*	Dollar Tree, Inc.	285,058	45,181,693
	Domino’s Pizza, Inc.	25,961	8,625,283
#*	DoorDash, Inc., Class A	37,847	1,647,480
*	Dorman Products, Inc.	51,956	4,240,649
	DR Horton, Inc.	430,128	33,068,241
#*	Duluth Holdings, Inc., Class B	5,670	49,329
	eBay, Inc.	752,066	29,962,309
	Educational Development Corp.	5,764	14,410
#	El Pollo Loco Holdings, Inc.	66,941	672,088
	Escalade, Inc.	25,241	274,117
#	Ethan Allen Interiors, Inc.	46,997	1,202,653
#*	Etsy, Inc.	81,324	7,637,137
	European Wax Center, Inc., Class A	1,713	24,633
*	Expedia Group, Inc.	44,251	4,136,141
*	Fiesta Restaurant Group, Inc.	56,297	390,138
#*	Five Below, Inc.	84,265	12,332,183

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Flanigan’s Enterprises, Inc.	1,100	$30,228
#	Flexsteel Industries, Inc.	14,862	228,429
#*	Floor & Decor Holdings, Inc., Class A	129,586	9,507,725
	Foot Locker, Inc.	171,477	5,435,821
	Ford Motor Co.	2,088,826	27,927,604
#*	Fossil Group, Inc.	182,931	777,457
#*	Fox Factory Holding Corp.	62,549	5,494,930
#	Franchise Group, Inc.	16,398	497,679
*	frontdoor, Inc.	83,884	1,850,481
*	Full House Resorts, Inc.	1,684	11,805
*	Funko, Inc., Class A	38,847	802,191
#	Gap, Inc.	487,964	5,499,354
	Garmin Ltd.	184,653	16,256,850
	General Motors Co.	1,077,916	42,308,203
#*	Genesco, Inc.	31,488	1,481,196
	Gentex Corp.	438,946	11,627,680
*	Gentherm, Inc.	66,801	3,902,514
	Genuine Parts Co.	141,647	25,193,335
*	G-III Apparel Group Ltd.	174,135	3,395,632
*	Good Times Restaurants, Inc.	689	1,750
*	Goodyear Tire & Rubber Co.	341,134	4,332,402
#*	GoPro, Inc., Class A	44,031	239,969
	Graham Holdings Co., Class B	8,782	5,478,826
*	Grand Canyon Education, Inc.	79,088	7,958,625
*	Green Brick Partners, Inc.	14,320	331,222
#	Group 1 Automotive, Inc.	41,040	7,099,920
#*	Groupon, Inc.	9,500	70,015
	Guess?, Inc.	134,524	2,284,218
	H&R Block, Inc.	203,394	8,369,663
	Hamilton Beach Brands Holding Co., Class A	21,074	248,252
#	Hanesbrands, Inc.	689,178	4,700,194
	Harley-Davidson, Inc.	252,407	10,853,501
	Hasbro, Inc.	129,306	8,437,216
#	Haverty Furniture Cos., Inc.	39,090	1,039,012
	Haverty Furniture Cos., Inc., Class A	1,608	43,480
#*	Helen of Troy Ltd.	42,508	4,022,107
	Hibbett, Inc.	35,730	2,230,267
*	Hilton Grand Vacations, Inc.	93,890	3,684,244
	Hilton Worldwide Holdings, Inc.	165,906	22,440,446
	Home Depot, Inc.	578,985	171,454,828
	Hooker Furnishings Corp.	41,055	619,931
#*	Horizon Global Corp.	29,949	19,167
#*	Hovnanian Enterprises, Inc., Class A	99	3,993
*	Hyatt Hotels Corp., Class A	57,885	5,453,346
	Installed Building Products, Inc.	55,478	4,771,108
#	International Game Technology PLC	41,102	824,095
*	iRobot Corp.	48,149	2,720,418
*	J Jill, Inc.	933	19,266
#	Jack in the Box, Inc.	33,995	2,999,379
	Jerash Holdings US, Inc.	1,800	7,416
	JOANN, Inc.	1,744	9,226
	Johnson Outdoors, Inc., Class A	19,173	1,008,883
	KB Home	105,351	3,036,216
#	Kohl’s Corp.	300,033	8,985,988
#	Kontoor Brands, Inc.	77,950	2,782,815
*	Koss Corp.	884	5,923
#*	Kura Sushi USA, Inc., Class A	1,729	136,643
#*	Lakeland Industries, Inc.	23,593	279,105
#*	Lands’ End, Inc.	76,126	797,800

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Las Vegas Sands Corp.	185,026	$7,032,838
	Laureate Education, Inc., Class A	99,669	1,259,816
*††	Lazare Kaplan International, Inc.	1,600	0
	La-Z-Boy, Inc.	93,977	2,327,810
#*	Lazydays Holdings, Inc.	2,974	36,967
#	LCI Industries	54,831	5,818,117
	Lear Corp.	115,316	15,995,482
#*	Legacy Housing Corp.	3,454	64,106
#	Leggett & Platt, Inc.	248,457	8,385,424
	Lennar Corp., Class A	263,561	21,269,373
	Lennar Corp., Class B	21,010	1,370,272
#*	Leslie’s, Inc.	47,988	673,752
#	Levi Strauss & Co., Class A	84,955	1,270,927
#*	LGI Homes, Inc.	48,714	4,484,124
#	Lifetime Brands, Inc.	76,501	655,231
*	Light & Wonder, Inc., Class A	132,363	7,430,859
*	Lincoln Educational Services Corp.	13,808	76,634
#*	Liquidity Services, Inc.	77,445	1,330,505
	Lithia Motors, Inc.	52,714	10,445,279
*	Live Ventures, Inc.	320	7,712
	LKQ Corp.	298,435	16,604,923
#*	LL Flooring Holdings, Inc.	105,192	875,197
#*	Lovesac Co.	6,714	163,419
	Lowe’s Cos., Inc.	344,048	67,072,158
#*	Lululemon Athletica, Inc.	68,886	22,666,249
*	M/I Homes, Inc.	45,749	1,898,126
	Macy’s, Inc.	609,715	12,712,558
*	Malibu Boats, Inc., Class A	51,158	2,706,258
#	Marine Products Corp.	25,388	253,880
*	MarineMax, Inc.	63,014	2,035,982
	Marriott International, Inc., Class A	182,906	29,285,080
	Marriott Vacations Worldwide Corp.	63,590	9,396,058
#*	MasterCraft Boat Holdings, Inc.	45,377	987,404
*	Mattel, Inc.	459,312	8,708,556
	McDonald’s Corp.	392,232	106,945,977
	MDC Holdings, Inc.	143,084	4,358,339
*	Meritage Homes Corp.	85,142	6,484,415
	MGM Resorts International	365,526	13,001,760
*	Modine Manufacturing Co.	102,280	1,832,858
*	Mohawk Industries, Inc.	69,893	6,622,362
*	Monarch Casino & Resort, Inc.	6,425	510,209
#	Monro, Inc.	58,577	2,797,052
*	Motorcar Parts of America, Inc.	54,774	1,040,706
#	Movado Group, Inc.	30,786	1,018,093
#	Murphy USA, Inc.	72,103	22,677,115
	Nathan’s Famous, Inc.	8,747	570,742
#*	National Vision Holdings, Inc.	117,496	4,352,052
#*	Nautilus, Inc.	69,651	115,621
#	Newell Brands, Inc.	634,860	8,767,417
	NIKE, Inc., Class B	747,102	69,241,413
	Nobility Homes, Inc.	1,105	27,398
*	Noodles & Co.	11,233	65,376
#	Nordstrom, Inc.	227,920	4,635,893
*	NVR, Inc.	4,300	18,222,325
#*	ODP Corp.	104,503	4,135,184
#*	Ollie’s Bargain Outlet Holdings, Inc.	106,876	5,985,056
#*	ONE Group Hospitality, Inc.	4,643	34,730
#*	OneSpaWorld Holdings Ltd.	18,026	163,496
*	O’Reilly Automotive, Inc.	35,048	29,341,134

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Oxford Industries, Inc.	36,978	$3,761,772
#	Papa John’s International, Inc.	52,319	3,799,929
	Patrick Industries, Inc.	58,494	2,673,761
#*	Penn Entertainment, Inc.	120,323	3,982,691
#	Penske Automotive Group, Inc.	160,308	17,893,579
#*	Perdoceo Education Corp.	151,914	1,736,377
#	PetMed Express, Inc.	26,614	567,410
*	Planet Fitness, Inc., Class A	118,732	7,774,571
*	Playa Hotels & Resorts NV	66,877	412,631
*	PlayAGS, Inc.	13,971	93,885
#	Polaris, Inc.	118,376	12,027,002
#	Pool Corp.	39,521	12,023,474
#*	Poshmark, Inc., Class A	15,800	282,188
*	Potbelly Corp.	44,397	221,097
	PulteGroup, Inc.	485,426	19,412,186
#*	Purple Innovation, Inc.	19,782	69,633
	PVH Corp.	99,498	5,106,237
#*	Quotient Technology, Inc.	101,559	249,835
	Qurate Retail, Inc., Class A	377,633	883,661
#	Ralph Lauren Corp.	78,745	7,298,874
#	RCI Hospitality Holdings, Inc.	8,400	709,212
#*	Red Robin Gourmet Burgers, Inc.	24,292	199,680
	Red Rock Resorts, Inc., Class A	96,885	4,035,260
#	Rent-A-Center, Inc.	80,238	1,672,962
#*	Revolve Group, Inc.	37,490	899,760
#*	RH	25,398	6,449,314
#	Rocky Brands, Inc.	7,436	146,378
	Ross Stores, Inc.	289,586	27,710,484
#*	Royal Caribbean Cruises Ltd.	177,079	9,452,477
#	Ruth’s Hospitality Group, Inc.	75,815	1,575,436
*	Sally Beauty Holdings, Inc.	201,397	2,559,756
#*	SeaWorld Entertainment, Inc.	100,649	5,853,746
	Service Corp. International	257,961	15,635,016
#*	Shake Shack, Inc., Class A	36,561	2,031,695
	Shoe Carnival, Inc.	61,692	1,479,374
#	Signet Jewelers Ltd.	107,623	7,021,325
*	Six Flags Entertainment Corp.	32,603	727,047
*	Skechers USA, Inc., Class A	211,628	7,286,352
#*	Skyline Champion Corp.	96,528	5,618,895
#*	Sleep Number Corp.	40,053	1,111,070
#	Smith & Wesson Brands, Inc.	160,936	1,816,967
#	Sonic Automotive, Inc., Class A	99,885	4,669,624
#*	Sonos, Inc.	100,566	1,621,124
#*	Sportsman’s Warehouse Holdings, Inc.	119,009	1,068,701
	Standard Motor Products, Inc.	42,780	1,622,645
	Starbucks Corp.	610,387	52,853,410
#	Steven Madden Ltd.	145,902	4,358,093
#*	Stitch Fix, Inc., Class A	10,962	43,848
*	Stoneridge, Inc.	72,873	1,520,860
#	Strategic Education, Inc.	35,908	2,477,652
*	Strattec Security Corp.	5,496	142,896
*	Stride, Inc.	90,178	3,021,865
#	Superior Group of Cos., Inc.	59,180	587,066
*	Superior Industries International, Inc.	153,998	705,311
*	Sypris Solutions, Inc.	5,139	10,329
#	Tapestry, Inc.	486,687	15,418,244
	Target Corp.	385,546	63,325,930
*	Taylor Morrison Home Corp.	276,183	7,274,660
	Tempur Sealy International, Inc.	253,569	6,818,470

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Tenneco, Inc., Class A	80,858	$1,592,903
*	Tesla, Inc.	1,117,865	254,359,002
#	Texas Roadhouse, Inc.	111,420	11,025,009
#	Thor Industries, Inc.	113,269	9,228,025
#	Tile Shop Holdings, Inc.	3,530	13,908
#	Tilly’s, Inc., Class A	99,953	885,584
	TJX Cos., Inc.	756,801	54,565,352
	Toll Brothers, Inc.	193,184	8,322,367
*	TopBuild Corp.	65,045	11,066,756
#*	Topgolf Callaway Brands Corp.	52,914	990,550
	Tractor Supply Co.	132,923	29,212,488
	Travel & Leisure Co.	123,903	4,705,836
*	TravelCenters of America, Inc.	13,556	861,890
*	Tri Pointe Homes, Inc.	267,910	4,487,492
#*	Tupperware Brands Corp.	64,678	499,961
*	Ulta Beauty, Inc.	60,981	25,573,602
#*	Under Armour, Inc., Class A	171,265	1,275,924
#*	Under Armour, Inc., Class C	231,600	1,519,296
#*	Unifi, Inc.	62,969	574,277
*	Universal Electronics, Inc.	45,338	925,349
#*	Universal Technical Institute, Inc.	55,794	384,979
#*	Urban Outfitters, Inc.	248,200	5,922,052
	Vail Resorts, Inc.	36,055	7,900,732
*	Vera Bradley, Inc.	83,961	272,873
	VF Corp.	301,846	8,527,149
#*	Victoria’s Secret & Co.	74,892	2,815,939
#*	Vince Holding Corp.	4,110	33,291
*	Vista Outdoor, Inc.	129,974	3,774,445
#*	Visteon Corp.	45,101	5,884,327
#*	Vivint Smart Home, Inc.	15,376	117,626
#*	VOXX International Corp.	79,250	733,063
	Wendy’s Co.	363,034	7,543,847
#	Weyco Group, Inc.	18,839	486,611
#	Whirlpool Corp.	114,586	15,840,369
#	Williams-Sonoma, Inc.	130,531	16,163,654
#	Wingstop, Inc.	37,504	5,940,259
	Winmark Corp.	6,666	1,677,432
#	Winnebago Industries, Inc.	59,273	3,538,005
	Wolverine World Wide, Inc.	118,979	2,038,110
#*	WW International, Inc.	96,800	437,536
	Wyndham Hotels & Resorts, Inc.	113,547	8,621,624
#*	Wynn Resorts Ltd.	69,330	4,430,187
#*	XPEL, Inc.	2,535	175,397
*	YETI Holdings, Inc.	75,147	2,410,716
	Yum! Brands, Inc.	172,941	20,450,273
#*	Zumiez, Inc.	48,597	1,090,031

TOTAL CONSUMER DISCRETIONARY			3,090,626,389

CONSUMER STAPLES — (6.4%)
#	Albertsons Cos., Inc., Class A	167,072	3,426,647
	Alico, Inc.	20,042	613,686
	Altria Group, Inc.	902,999	41,781,764
#	Andersons, Inc.	66,984	2,362,526
	Archer-Daniels-Midland Co.	373,411	36,213,399
#	B&G Foods, Inc.	126,141	2,066,190
*	BellRing Brands, Inc.	199,439	4,830,413
*	BJ’s Wholesale Club Holdings, Inc.	191,460	14,819,004
#*	Boston Beer Co., Inc. , Class A	12,086	4,511,583
*	Bridgford Foods Corp.	5,919	70,554

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Brown-Forman Corp., Class A	54,490	$3,747,277
	Brown-Forman Corp., Class B	225,181	15,312,308
	Bunge Ltd.	227,603	22,464,416
	Calavo Growers, Inc.	26,869	929,399
#	Cal-Maine Foods, Inc.	70,316	3,973,557
#	Campbell Soup Co.	461,883	24,438,230
	Casey’s General Stores, Inc.	71,921	16,736,736
#*	Celsius Holdings, Inc.	23,319	2,123,895
#*	Central Garden & Pet Co.	25,073	1,034,763
*	Central Garden & Pet Co., Class A	89,901	3,518,725
*	Chefs’ Warehouse, Inc.	65,464	2,397,946
	Church & Dwight Co., Inc.	203,728	15,102,357
#	Clorox Co.	106,669	15,577,941
	Coca-Cola Co.	2,554,882	152,909,688
#	Coca-Cola Consolidated, Inc.	17,084	8,320,079
	Coffee Holding Co., Inc.	300	687
	Colgate-Palmolive Co.	471,504	34,815,855
	Conagra Brands, Inc.	429,115	15,748,520
	Constellation Brands, Inc., Class A	70,197	17,344,275
	Costco Wholesale Corp.	266,821	133,810,731
#*	Coty, Inc., Class A	1,007,252	6,758,661
*	Cyanotech Corp.	800	1,576
*	Darling Ingredients, Inc.	289,662	22,732,674
*	Duckhorn Portfolio, Inc.	26,361	385,398
#	Edgewell Personal Care Co.	62,579	2,452,471
#*	elf Beauty, Inc.	84,378	3,650,192
#	Energizer Holdings, Inc.	90,665	2,619,312
	Estee Lauder Cos., Inc., Class A	128,727	25,808,476
#*	Farmer Bros Co.	49,522	297,132
#	Flowers Foods, Inc.	395,981	11,368,615
	Fresh Del Monte Produce, Inc.	105,829	2,760,020
#*	Fresh Market, Inc.	23,061	0
#*	Freshpet, Inc.	23,684	1,396,172
	General Mills, Inc.	519,639	42,392,150
#*	Grocery Outlet Holding Corp.	21,294	736,134
*	Hain Celestial Group, Inc.	151,050	2,826,146
*	Herbalife Nutrition Ltd.	172,633	3,670,178
	Hershey Co.	123,243	29,426,731
*	HF Foods Group, Inc.	500	2,315
#*	Honest Co., Inc.	2,363	7,822
	Hormel Foods Corp.	395,113	18,352,999
*	Hostess Brands, Inc.	293,717	7,777,626
	Ingles Markets, Inc., Class A	36,506	3,445,071
	Ingredion, Inc.	113,515	10,116,457
	Inter Parfums, Inc.	49,667	4,017,067
	J M Smucker Co.	105,829	15,944,197
	J&J Snack Foods Corp.	24,949	3,682,722
	John B. Sanfilippo & Son, Inc.	23,822	1,986,993
	Kellogg Co.	404,061	31,039,966
	Keurig Dr Pepper, Inc.	326,838	12,694,388
	Kimberly-Clark Corp.	198,892	24,754,098
	Kraft Heinz Co.	354,517	13,638,269
	Kroger Co.	1,272,898	60,195,346
	Lamb Weston Holdings, Inc.	125,502	10,820,782
#	Lancaster Colony Corp.	48,206	8,690,578
#*	Landec Corp.	73,508	731,405
#	Lifevantage Corp.	11,327	45,648
#*	Lifeway Foods, Inc.	13,678	80,016
	Limoneira Co.	35,823	427,368

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
#	McCormick & Co., Inc.	204,356	$16,070,556
#	McCormick & Co., Inc.	8,596	710,245
#	Medifast, Inc.	18,566	2,172,036
#	MGP Ingredients, Inc.	32,587	3,651,373
#	Molson Coors Beverage Co., Class B	169,339	8,539,766
	Mondelez International, Inc., Class A	577,565	35,508,696
*	Monster Beverage Corp.	173,281	16,239,895
	National Beverage Corp.	93,317	4,425,092
*	Natural Alternatives International, Inc.	9,699	82,829
	Natural Grocers by Vitamin Cottage, Inc.	53,013	609,650
#	Natural Health Trends Corp.	13,193	48,550
*	Nature’s Sunshine Products, Inc.	34,510	291,264
#	Nu Skin Enterprises, Inc., Class A	74,693	2,852,526
	Oil-Dri Corp. of America	8,525	251,743
	PepsiCo, Inc.	1,155,131	209,748,687
*	Performance Food Group Co.	229,098	11,922,260
	Philip Morris International, Inc.	773,755	71,069,397
#*	Pilgrim’s Pride Corp.	248,664	5,731,705
*	Post Holdings, Inc.	158,181	14,302,726
	PriceSmart, Inc.	55,390	3,543,298
	Procter & Gamble Co.	1,579,025	212,647,297
#	Reynolds Consumer Products, Inc.	11,216	342,537
*	Rocky Mountain Chocolate Factory, Inc.	5,266	34,861
	Seaboard Corp.	622	2,330,248
#*	Seneca Foods Corp., Class A	18,887	1,191,959
*	Seneca Foods Corp., Class B	1,493	94,387
*	Simply Good Foods Co.	140,141	5,367,400
#	SpartanNash Co.	87,356	3,119,483
	Spectrum Brands Holdings, Inc.	71,366	3,292,827
#*	Sprouts Farmers Market, Inc.	237,033	6,992,473
	Sysco Corp.	376,177	32,561,881
#	Tootsie Roll Industries, Inc.	38,356	1,549,199
#*	TreeHouse Foods, Inc.	105,451	5,297,858
#	Turning Point Brands, Inc.	40,051	943,602
	Tyson Foods, Inc., Class A	295,150	20,173,502
*	U.S. Foods Holding Corp.	333,333	9,919,990
*	United Natural Foods, Inc.	129,013	5,471,441
	United-Guardian, Inc.	1,741	23,521
#	Universal Corp.	47,959	2,427,205
#*	Upexi, Inc.	2,196	11,639
#*	USANA Health Sciences, Inc.	42,886	2,251,944
#	Vector Group Ltd.	199,021	2,113,603
#	Village Super Market, Inc., Class A	24,867	553,042
#*	Vital Farms, Inc.	6,185	81,889
	Walgreens Boots Alliance, Inc.	519,045	18,945,142
	Walmart, Inc.	863,854	122,952,340
#	WD-40 Co.	16,578	2,655,132
#	Weis Markets, Inc.	54,171	5,074,198
*	Willamette Valley Vineyards, Inc.	1,470	8,996

TOTAL CONSUMER STAPLES			1,864,938,212

ENERGY — (6.7%)
	Adams Resources & Energy, Inc.	3,234	103,973
#*	Alto Ingredients, Inc.	84,700	349,811
*	Amplify Energy Corp.	7,749	76,638
#	Antero Midstream Corp.	457,898	4,876,614
*	Antero Resources Corp.	447,117	16,391,309
	APA Corp.	148,075	6,731,490
	Arch Resources, Inc.	33,151	5,048,566

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Archrock, Inc.	573,431	$4,306,467
*	Ardmore Shipping Corp.	97,147	1,314,399
	Baker Hughes Co.	537,224	14,859,616
*	Battalion Oil Corp.	5,434	71,348
	Berry Corp.	86,019	762,989
	Brigham Minerals, Inc., Class A	16,515	511,965
*	Bristow Group, Inc.	15,448	462,513
	Cactus, Inc., Class A	57,555	2,976,745
#	California Resources Corp.	74,100	3,342,651
#*	Callon Petroleum Co.	87,655	3,853,314
#*	Centrus Energy Corp., Class A	319	15,092
#	ChampionX Corp.	306,633	8,775,836
	Cheniere Energy, Inc.	178,500	31,489,185
#	Chesapeake Energy Corp.	108,354	11,081,364
	Chevron Corp.	1,226,964	221,957,788
	Chord Energy Corp.	39,902	6,108,597
#	Civitas Resources, Inc.	46,387	3,242,915
#*	Clean Energy Fuels Corp.	381,633	2,560,757
#*	CNX Resources Corp.	455,989	7,665,175
#*	Comstock Resources, Inc.	524,228	9,845,002
	ConocoPhillips	1,164,407	146,820,079
	CONSOL Energy, Inc.	64,834	4,085,839
	Continental Resources, Inc.	277,636	20,536,735
#	Core Laboratories NV	55,784	1,085,557
	Coterra Energy, Inc.	1,424,119	44,332,824
#	CVR Energy, Inc.	169,155	6,607,194
	Delek U.S. Holdings, Inc.	162,745	4,827,017
*	Denbury, Inc.	67,734	6,191,565
	Devon Energy Corp.	937,126	72,486,696
#	DHT Holdings, Inc.	372,797	3,321,621
	Diamondback Energy, Inc.	212,998	33,464,116
*	DMC Global, Inc.	25,649	555,044
	Dorian LPG Ltd.	61,770	1,116,184
#*	Dril-Quip, Inc.	126,696	3,152,196
*	DTE Midstream LLC	78,932	4,712,240
#*	Earthstone Energy, Inc., Class A	53,052	857,320
#	Enerflex Ltd.	62,865	325,012
*	Energy Services of America Corp.	6,208	16,575
	EnLink Midstream LLC	543,688	6,459,013
	EOG Resources, Inc.	500,872	68,379,045
	Epsilon Energy Ltd.	60,463	421,427
#	EQT Corp.	355,009	14,853,577
#	Equitrans Midstream Corp.	647,319	5,450,426
	Evolution Petroleum Corp.	88,922	701,595
#*	Expro Group Holdings NV	46,242	875,361
	Exxon Mobil Corp.	3,168,500	351,101,485
*	Forum Energy Technologies, Inc.	11,503	303,564
#*	Geospace Technologies Corp.	24,656	99,610
#*	Green Plains, Inc.	107,141	3,095,304
#*	Gulf Island Fabrication, Inc.	63,013	298,682
#*	Gulfport Energy Corp.	3,565	319,103
#*	Hallador Energy Co.	3,100	24,149
	Halliburton Co.	782,592	28,502,001
*	Helix Energy Solutions Group, Inc.	398,580	2,790,060
	Helmerich & Payne, Inc.	192,167	9,514,188
	Hess Corp.	328,877	46,397,967
	HF Sinclair Corp.	309,128	18,909,360
*	Independence Contract Drilling, Inc.	2,220	9,568
#	International Seaways, Inc.	56,633	2,401,806

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Kinder Morgan, Inc.	1,034,898	$18,752,352
*	Kosmos Energy Ltd.	852,230	5,530,973
#*	Laredo Petroleum, Inc.	39,305	2,541,068
*	Liberty Energy, Inc., Class A	245,066	4,144,066
*	Lightbridge Corp.	1,125	5,850
#	Magnolia Oil & Gas Corp., Class A	266,703	6,848,933
*	Mammoth Energy Services, Inc.	9,845	57,495
	Marathon Oil Corp.	987,021	30,054,789
	Marathon Petroleum Corp.	529,963	60,214,396
#	Matador Resources Co.	308,984	20,531,987
*	Mexco Energy Corp.	5,900	93,810
#	Murphy Oil Corp.	319,973	15,521,890
#*	Nabors Industries Ltd.	17,056	2,968,256
	NACCO Industries, Inc., Class A	13,931	787,937
#*	National Energy Services Reunited Corp.	14,205	107,390
*	Natural Gas Services Group, Inc.	45,516	523,434
*	NCS Multistage Holdings, Inc.	343	9,714
#	New Fortress Energy, Inc.	23,954	1,319,147
*	Newpark Resources, Inc.	278,202	1,018,219
*	NexTier Oilfield Solutions, Inc.	416,239	4,195,689
#*	Noble Corp. PLC	6,988	251,848
#	Nordic American Tankers Ltd.	107,659	332,666
#	Northern Oil & Gas, Inc.	12,626	431,052
	NOV, Inc.	517,227	11,585,885
	Occidental Petroleum Corp.	1,257,584	91,300,598
*	Oceaneering International, Inc.	224,425	3,139,706
#*	Oil States International, Inc.	139,975	905,638
	ONEOK, Inc.	539,667	32,013,046
*	Overseas Shipholding Group, Inc., Class A	168,614	492,353
	Ovintiv, Inc.	305,633	15,480,311
*	Par Pacific Holdings, Inc.	138,110	3,159,957
#	Patterson-UTI Energy, Inc.	338,772	5,979,326
*	PBF Energy, Inc., Class A	267,435	11,833,999
	PDC Energy, Inc.	220,416	15,900,810
#*	Peabody Energy Corp.	291,400	6,964,460
#*	Permian Resources Corp., Class A	449,928	4,395,797
	Phillips 66	302,239	31,520,505
	PHX Minerals, Inc.	28,869	114,899
	Pioneer Natural Resources Co.	166,500	42,692,265
#*	PrimeEnergy Resources Corp.	2,614	196,050
*	ProPetro Holding Corp.	222,568	2,635,205
	Range Resources Corp.	486,564	13,857,343
*	Ranger Energy Services, Inc.	10,562	110,901
#	Ranger Oil Corp., Class A	28,158	1,151,662
*	REX American Resources Corp.	34,500	1,034,655
	Riley Exploration Permian, Inc.	675	19,622
#	RPC, Inc.	316,186	3,519,150
*	SandRidge Energy, Inc.	36,068	681,325
	Schlumberger NV	744,980	38,761,309
	Scorpio Tankers, Inc.	118,692	5,690,095
*	SEACOR Marine Holdings, Inc.	63,811	495,811
*	Select Energy Services, Inc., Class A	181,074	1,747,364
#	SFL Corp. Ltd.	386,592	3,943,238
#*	SilverBow Resources, Inc.	20,603	730,788
	SM Energy Co.	230,397	10,363,257
*	Smart Sand, Inc.	48,900	121,272
	Solaris Oilfield Infrastructure, Inc., Class A	65,649	894,139
*	Southwestern Energy Co.	1,573,173	10,902,089
#*	Stabilis Solutions, Inc.	2,642	21,162

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#*	Talos Energy, Inc.	185,620	$3,949,994
	Targa Resources Corp.	325,362	22,245,000
*	TechnipFMC PLC	738,563	7,821,382
*	Teekay Corp.	23,230	90,829
*	Teekay Tankers Ltd., Class A	66,722	2,101,076
*	TETRA Technologies, Inc.	142,621	704,548
#	Texas Pacific Land Corp.	861	1,983,632
#*	Tidewater, Inc.	74,980	2,541,822
#*	Transocean Ltd.	220,044	809,762
*	U.S. Silica Holdings, Inc.	128,868	1,854,411
*	Valaris Ltd.	17,369	1,162,507
	Valero Energy Corp.	398,748	50,062,811
#*	W&T Offshore, Inc.	120,148	911,923
#*	Weatherford International PLC	34,551	1,440,086
	Williams Cos., Inc.	788,651	25,812,547
	World Fuel Services Corp.	142,376	3,629,164

TOTAL ENERGY			1,961,903,671

FINANCIALS — (13.8%)
	1st Source Corp.	58,116	3,380,027
*	Acacia Research Corp.	35,664	142,299
#	ACNB Corp.	13,445	491,953
#	Affiliated Managers Group, Inc.	69,659	8,648,861
#*	Affinity Bancshares, Inc.	6,685	96,999
	Aflac, Inc.	483,741	31,496,377
	Alerus Financial Corp.	442	9,857
	Allstate Corp.	319,535	40,341,294
#	Ally Financial, Inc.	528,777	14,573,094
#	Amalgamated Financial Corp.	7,796	179,230
#	A-Mark Precious Metals, Inc.	30,824	937,358
*	Ambac Financial Group, Inc.	33,328	468,258
	Amerant Bancorp, Inc.	2,391	71,969
#	American Equity Investment Life Holding Co.	166,321	7,165,109
	American Express Co.	432,393	64,188,741
	American Financial Group, Inc.	126,871	18,410,251
	American International Group, Inc.	537,519	30,638,583
#	American National Bankshares, Inc.	22,485	822,276
	Ameriprise Financial, Inc.	131,853	40,758,399
	Ameris Bancorp	126,400	6,510,864
	AMERISAFE, Inc.	35,426	2,069,233
	AmeriServ Financial, Inc.	8,436	33,997
	Ames National Corp.	17,858	395,019
	Aon PLC, Class A	150,813	42,452,351
	Apollo Global Management, Inc.	302,588	16,751,272
*	Arch Capital Group Ltd.	372,851	21,438,932
	Ares Management Corp., Class A	94,871	7,194,068
	Argo Group International Holdings Ltd.	71,702	1,783,229
#	Arrow Financial Corp.	33,266	1,158,322
	Arthur J Gallagher & Co.	165,503	30,962,301
#	Artisan Partners Asset Management, Inc., Class A	91,987	2,622,549
*	Ashford, Inc.	404	6,125
*	AssetMark Financial Holdings, Inc.	8,157	168,931
#	Associated Banc-Corp.	267,037	6,502,351
#	Associated Capital Group, Inc., Class A	5,637	227,171
	Assurant, Inc.	86,759	11,787,078
	Assured Guaranty Ltd.	175,467	10,385,892
	Atlantic American Corp.	2,737	7,855
	Atlantic Union Bankshares Corp.	143,174	4,945,230
#*	Atlanticus Holdings Corp.	16,795	479,665

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Auburn National BanCorp, Inc.	1,203	$28,271
	Axis Capital Holdings Ltd.	137,209	7,501,216
*	Axos Financial, Inc.	116,759	4,548,931
#	B. Riley Financial, Inc.	4,403	179,114
	Banc of California, Inc.	126,233	2,105,566
#	BancFirst Corp.	60,430	5,790,403
*	Bancorp, Inc.	140,123	3,864,592
	Bank of America Corp.	3,912,478	141,005,671
#	Bank of Hawaii Corp.	69,691	5,293,031
#	Bank of Marin Bancorp	28,828	1,040,691
	Bank of New York Mellon Corp.	433,530	18,255,948
	Bank of NT Butterfield & Son Ltd.	110,012	3,799,814
	Bank of Princeton	9,863	312,657
	Bank of South Carolina Corp.	5,861	96,765
	Bank of the James Financial Group, Inc.	3,363	40,188
	Bank OZK	225,356	9,685,801
	Bank7 Corp.	743	18,575
	BankFinancial Corp.	47,049	458,728
	BankUnited, Inc.	168,075	6,042,296
	Bankwell Financial Group, Inc.	8,501	260,471
#	Banner Corp.	63,952	4,780,412
	Bar Harbor Bankshares	22,343	670,513
	Baycom Corp.	9,313	179,089
#	BCB Bancorp, Inc.	29,823	586,022
*	Berkshire Hathaway, Inc., Class B	954,456	281,650,421
	Berkshire Hills Bancorp, Inc.	93,583	2,737,303
	BGC Partners, Inc., Class A	449,828	1,781,319
	BlackRock, Inc.	61,690	39,846,188
	Blackstone, Inc.	312,752	28,504,217
#*	Blucora, Inc.	54,213	1,194,312
	Blue Ridge Bankshares, Inc.	3,341	43,600
	BOK Financial Corp.	97,679	10,763,249
	Bread Financial Holdings, Inc.	91,715	3,311,829
#*	Bridgewater Bancshares, Inc.	13,739	262,690
*	Brighthouse Financial, Inc.	131,309	7,493,805
#	BrightSphere Investment Group, Inc.	65,502	1,232,748
	Brookline Bancorp, Inc.	159,949	2,199,299
	Brown & Brown, Inc.	264,001	15,520,619
	Business First Bancshares, Inc.	1,885	46,710
#	Byline Bancorp, Inc.	12,056	278,735
	C&F Financial Corp.	6,412	362,663
	Cadence Bank	318,170	8,797,400
*	California BanCorp	110	2,376
	Cambridge Bancorp	2,265	198,980
	Camden National Corp.	32,220	1,402,214
*	Cannae Holdings, Inc.	160,164	3,709,398
	Capital Bancorp, Inc.	923	22,780
	Capital City Bank Group, Inc.	34,427	1,219,404
	Capital One Financial Corp.	279,228	29,603,753
	Capitol Federal Financial, Inc.	206,448	1,688,745
	Capstar Financial Holdings, Inc.	35,598	629,373
#*	Carter Bankshares, Inc.	1,399	25,042
*	Carver Bancorp, Inc.	2,116	9,205
	Cathay General Bancorp	134,527	6,134,431
#	CB Financial Services, Inc.	1,007	21,530
	Cboe Global Markets, Inc.	94,710	11,791,395
*	CCUR Holdings, Inc.	1	5,250
	Central Pacific Financial Corp.	39,971	820,205
	Central Valley Community Bancorp	20,313	377,822

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	CF Bankshares, Inc.	2,535	$56,277
	Charles Schwab Corp.	573,157	45,663,418
	Chemung Financial Corp.	9,008	383,380
	Chubb Ltd.	227,406	48,867,275
	Cincinnati Financial Corp.	131,496	13,586,167
	Citigroup, Inc.	989,753	45,390,073
#	Citizens & Northern Corp.	13,301	316,298
	Citizens Community Bancorp, Inc.	18,370	232,381
	Citizens Financial Group, Inc.	510,993	20,899,614
#	Citizens Holding Co.	1,272	18,953
*	Citizens, Inc.	39,312	105,749
#	City Holding Co.	29,158	2,940,584
#	Civista Bancshares, Inc.	27,140	643,218
	CME Group, Inc.	135,048	23,403,818
	CNA Financial Corp.	46,149	1,924,413
	CNB Financial Corp.	32,003	813,516
	CNO Financial Group, Inc.	184,317	4,066,033
#*	Coastal Financial Corp.	3,622	168,858
	Codorus Valley Bancorp, Inc.	17,121	366,047
	Cohen & Co., Inc.	765	7,431
#	Cohen & Steers, Inc.	88,782	5,341,125
*	Coinbase Global, Inc., Class A	7,300	483,625
	Colony Bankcorp, Inc.	13,348	184,202
#	Columbia Banking System, Inc.	142,519	4,770,111
#*	Columbia Financial, Inc.	5,103	104,816
	Comerica, Inc.	198,601	14,001,370
	Commerce Bancshares, Inc.	202,290	14,330,224
	Community Bank System, Inc.	115,603	7,217,095
	Community Financial Corp.	9,835	371,763
	Community Trust Bancorp, Inc.	39,856	1,884,790
	Community West Bancshares	9,137	130,294
	ConnectOne Bancorp, Inc.	78,345	1,962,542
*	Consumer Portfolio Services, Inc.	137,807	884,721
#	Cowen, Inc., Class A	33,497	1,293,654
#	Crawford & Co., Class A	92,729	555,447
	Crawford & Co., Class B	53,098	286,198
#*	Credit Acceptance Corp.	30,131	14,029,596
	Cullen/Frost Bankers, Inc.	96,437	14,952,557
#*	Customers Bancorp, Inc.	59,614	2,008,396
#	CVB Financial Corp.	243,472	6,992,516
#	Diamond Hill Investment Group, Inc.	10,041	1,806,878
#	Dime Community Bancshares, Inc.	98,470	3,400,169
	Discover Financial Services	404,234	42,226,284
	Donegal Group, Inc., Class A	102,385	1,498,916
#	Donegal Group, Inc., Class B	2,147	33,171
#*	Donnelley Financial Solutions, Inc.	79,822	3,227,203
	Eagle Bancorp Montana, Inc.	10,879	202,785
	Eagle Bancorp, Inc.	67,893	3,074,195
	East West Bancorp, Inc.	229,404	16,418,444
	Eastern Bankshares, Inc.	1,800	34,506
#*	eHealth, Inc.	34,428	92,267
#*	Elevate Credit, Inc.	58,383	59,551
	Employers Holdings, Inc.	66,819	2,913,977
#*	Encore Capital Group, Inc.	75,940	3,866,865
*	Enova International, Inc.	84,162	3,155,233
*	Enstar Group Ltd.	32,444	6,505,671
	Enterprise Bancorp, Inc.	8,490	265,567
	Enterprise Financial Services Corp.	56,694	3,031,428
	Equitable Holdings, Inc.	748,617	22,922,653

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Equity Bancshares, Inc., Class A	32,237	$1,151,506
	Erie Indemnity Co., Class A	51,686	13,283,819
#	Esquire Financial Holdings, Inc.	10,386	469,239
#	ESSA Bancorp, Inc.	9,594	191,880
	Essent Group Ltd.	161,779	6,403,213
	Evans Bancorp, Inc.	8,786	319,635
	Evercore, Inc., Class A	90,797	9,542,765
	Everest Re Group Ltd.	42,252	13,633,030
#*	EZCORP, Inc., Class A	178,592	1,725,199
	FactSet Research Systems, Inc.	32,938	14,014,790
#	Farmers & Merchants Bancorp, Inc.	1,121	32,800
	Farmers National Banc Corp.	27,473	377,479
	FB Financial Corp.	94,585	3,968,787
	Federal Agricultural Mortgage Corp., Class A	1,374	147,375
	Federal Agricultural Mortgage Corp., Class C	20,856	2,402,611
	Federated Hermes, Inc.	209,546	7,281,723
*	FFBW, Inc.	7,231	85,326
	Fidelity D&D Bancorp, Inc.	1,322	61,737
	Fidelity National Financial, Inc.	534,758	21,058,770
	Fifth Third Bancorp	628,365	22,426,347
#	Financial Institutions, Inc.	53,073	1,264,730
#	Finward Bancorp	310	9,843
	First American Financial Corp.	203,664	10,264,666
	First BanCorp	464,247	7,330,460
	First BanCorp	75,265	3,354,561
	First Bancorp, Inc.	21,518	657,590
#	First Bancshares, Inc.	9,134	299,047
	First Bank	19,222	302,170
	First Busey Corp.	109,363	2,888,277
	First Business Financial Services, Inc.	16,313	622,341
	First Capital, Inc.	3,880	95,099
#	First Citizens BancShares, Inc., Class A	26,430	21,728,632
	First Commonwealth Financial Corp.	205,742	2,950,340
#	First Community Bankshares, Inc.	39,477	1,470,123
	First Community Corp.	13,022	245,725
	First Financial Bancorp	205,339	5,353,188
#	First Financial Bankshares, Inc.	206,746	7,957,654
	First Financial Corp.	12,021	582,898
	First Financial Northwest, Inc.	14,137	210,076
	First Foundation, Inc.	97,966	1,563,537
	First Hawaiian, Inc.	177,102	4,530,269
	First Horizon Corp.	921,728	22,591,553
	First Internet Bancorp	19,229	493,993
	First Interstate BancSystem, Inc., Class A	168,884	7,702,799
	First Merchants Corp.	113,515	5,096,823
#	First Mid Bancshares, Inc.	19,699	705,421
#	First National Corp.	1,287	21,403
	First Northwest Bancorp	19,278	291,291
#	First of Long Island Corp.	51,943	913,158
	First Republic Bank	134,287	16,127,869
	First Savings Financial Group, Inc.	2,715	61,495
*	First Seacoast Bancorp	28	290
	First U.S. Bancshares, Inc.	5,297	41,105
	First United Corp.	12,304	233,407
#*	First Western Financial, Inc.	526	14,523
#	FirstCash Holdings, Inc.	72,932	7,180,155
	Flagstar Bancorp, Inc.	124,801	4,829,799
	Flushing Financial Corp.	62,746	1,236,096
	FNB Corp.	582,553	8,417,891

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	FNCB Bancorp, Inc.	1,381	$10,496
#	Franklin Financial Services Corp.	1,272	41,353
#	Franklin Resources, Inc.	386,082	9,053,623
	FS Bancorp, Inc.	18,178	526,980
	Fulton Financial Corp.	350,199	6,384,128
#*	FVCBankcorp, Inc.	1,234	25,075
*	Genworth Financial, Inc., Class A	148,223	692,201
	German American Bancorp, Inc.	56,588	2,223,343
#	Glacier Bancorp, Inc.	181,689	10,407,146
#	Global Indemnity Group LLC, Class A	19,910	481,225
	Globe Life, Inc.	120,236	13,889,663
	Goldman Sachs Group, Inc.	249,229	85,861,883
#*	Goosehead Insurance, Inc., Class A	2,415	100,247
#	Great Southern Bancorp, Inc.	26,148	1,620,653
*	Green Dot Corp., Class A	103,702	1,973,449
#	Greenhill & Co., Inc.	21,781	154,427
#*	Greenlight Capital Re Ltd., Class A	58,568	494,314
	Guaranty Bancshares, Inc.	12,030	445,471
*	Hallmark Financial Services, Inc.	56,159	53,104
#	Hamilton Lane, Inc., Class A	33,121	1,981,298
	Hancock Whitney Corp.	158,058	8,830,700
	Hanmi Financial Corp.	64,947	1,739,281
	Hanover Insurance Group, Inc.	74,234	10,874,539
	HarborOne Bancorp, Inc.	45,499	692,950
	Hartford Financial Services Group, Inc.	403,508	29,218,014
	Hawthorn Bancshares, Inc.	11,363	260,610
	HBT Financial, Inc.	930	18,963
#	HCI Group, Inc.	21,758	797,213
	Heartland Financial USA, Inc.	77,609	3,827,676
#	Hennessy Advisors, Inc.	13,944	122,149
	Heritage Commerce Corp.	121,422	1,736,335
#	Heritage Financial Corp.	79,845	2,689,978
	Heritage Insurance Holdings, Inc.	59,531	89,297
	Hilltop Holdings, Inc.	173,804	5,031,626
#	Hingham Institution For Savings	3,464	856,474
	HMN Financial, Inc.	6,890	157,505
	Home Bancorp, Inc.	14,364	614,061
#	Home BancShares, Inc.	305,401	7,784,671
	Home Federal Bancorp Inc of Louisiana	2,148	39,974
	HomeStreet, Inc.	49,402	1,282,476
	HomeTrust Bancshares, Inc.	761	18,287
	Hope Bancorp, Inc.	339,876	4,612,117
	Horace Mann Educators Corp.	75,310	2,971,733
	Horizon Bancorp, Inc.	82,626	1,231,954
	Houlihan Lokey, Inc.	85,808	7,664,371
	Huntington Bancshares, Inc.	1,405,113	21,329,615
#*	ICC Holdings, Inc.	1,000	15,370
#	IF Bancorp, Inc.	2,855	53,331
	Independent Bank Corp.	85,583	7,446,577
	Independent Bank Corp.	43,834	1,013,880
	Independent Bank Group, Inc.	77,581	4,894,585
	Interactive Brokers Group, Inc., Class A	49,433	3,962,055
	Intercontinental Exchange, Inc.	226,479	21,644,598
#	International Bancshares Corp.	131,276	6,511,290
#	Invesco Ltd.	471,520	7,223,686
	Investar Holding Corp.	18,897	407,041
	Investors Title Co.	3,752	551,356
	James River Group Holdings Ltd.	82,209	2,077,421
#	Janus Henderson Group PLC	263,590	6,001,944

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Jefferies Financial Group, Inc.	389,778	$13,412,261
	JPMorgan Chase & Co.	2,201,688	277,148,485
#	Kearny Financial Corp.	198,330	2,011,066
#	Kemper Corp.	117,228	5,588,259
#	Kentucky First Federal Bancorp	6,958	48,706
	KeyCorp.	824,897	14,740,909
	Kingstone Cos., Inc.	16,836	35,692
	Kinsale Capital Group, Inc.	25,262	7,961,825
	KKR & Co., Inc.	271,344	13,195,459
#	Lake Shore Bancorp, Inc.	2,985	39,193
#	Lakeland Bancorp, Inc.	114,981	2,144,396
#	Lakeland Financial Corp.	50,167	4,146,303
	Landmark Bancorp, Inc.	6,885	179,354
	Lazard Ltd., Class A	209,931	7,916,498
#	LCNB Corp.	24,728	435,460
#*	LendingClub Corp.	132,457	1,409,342
#*	LendingTree, Inc.	13,788	347,871
	Limestone Bancorp, Inc.	8,255	212,154
	Lincoln National Corp.	169,548	9,133,551
#	Live Oak Bancshares, Inc.	81,213	2,636,986
	Loews Corp.	227,665	12,981,458
	LPL Financial Holdings, Inc.	150,779	38,546,651
	M&T Bank Corp.	193,746	32,621,014
	Macatawa Bank Corp.	68,654	736,657
#	Magyar Bancorp, Inc.	3,982	49,616
#*	Maiden Holdings Ltd.	184,895	412,316
	MainStreet Bancshares, Inc.	901	25,030
*	Malvern Bancorp, Inc.	13,382	194,708
*	Markel Corp.	10,873	13,113,925
	MarketAxess Holdings, Inc.	27,070	6,606,163
	Marsh & McLennan Cos., Inc.	310,585	50,156,372
*	MBIA, Inc.	296,282	3,187,994
	Mercantile Bank Corp.	34,968	1,222,132
	Merchants Bancorp	3,251	77,861
#	Mercury General Corp.	107,082	3,105,378
	MetLife, Inc.	391,705	28,676,723
#	Metrocity Bankshares, Inc.	651	14,485
*	Metropolitan Bank Holding Corp.	4,191	276,606
	MGIC Investment Corp.	174,562	2,382,771
	Mid Penn Bancorp, Inc.	997	34,077
	Middlefield Banc Corp.	11,702	339,358
	Midland States Bancorp, Inc.	36,825	1,032,573
	Mid-Southern Bancorp, Inc.	362	4,601
#*	Midwest Holding, Inc.	1,003	14,022
	MidWestOne Financial Group, Inc.	22,231	746,962
#	Moelis & Co., Class A	94,582	4,015,952
	Moody’s Corp.	112,571	29,816,681
	Morgan Stanley	1,062,417	87,298,805
	Morningstar, Inc.	66,725	15,492,210
*	Mr Cooper Group, Inc.	20,870	824,156
	MSCI, Inc.	45,780	21,464,411
	MVB Financial Corp.	18,456	456,971
	Nasdaq, Inc.	376,167	23,412,634
	National Bank Holdings Corp., Class A	68,908	3,019,549
	National Bankshares, Inc.	2,559	93,787
	National Western Life Group, Inc., Class A	7,419	1,469,110
	Navient Corp.	431,770	6,536,998
	NBT Bancorp, Inc.	95,328	4,517,594
	Nelnet, Inc., Class A	64,519	5,747,998

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	New York Community Bancorp, Inc.	1,729,390	$16,100,621
#*	NI Holdings, Inc.	14,645	198,879
*	Nicholas Financial, Inc.	9,629	67,981
*	Nicolet Bankshares, Inc.	20,074	1,531,445
*	NMI Holdings, Inc., Class A	135,194	2,964,804
#	Northeast Bank	16,291	685,851
#	Northeast Community Bancorp, Inc.	2,484	32,689
	Northern Trust Corp.	190,342	16,055,348
#	Northfield Bancorp, Inc.	122,530	1,965,381
	Northrim BanCorp, Inc.	8,802	428,921
#	Northwest Bancshares, Inc.	242,912	3,658,255
#	Norwood Financial Corp.	4,680	132,912
#	Oak Valley Bancorp	8,602	169,631
	OceanFirst Financial Corp.	116,383	2,627,928
	Oconee Federal Financial Corp.	365	9,125
*	Ocwen Financial Corp.	810	25,304
	OFG Bancorp	98,751	2,753,178
#	Ohio Valley Banc Corp	5,333	138,658
	Old National Bancorp	589,988	11,540,165
#	Old Point Financial Corp.	2,092	54,915
	Old Republic International Corp.	490,431	11,382,904
	Old Second Bancorp, Inc.	4,388	70,208
	OneMain Holdings, Inc.	282,614	10,897,596
	OP Bancorp	989	11,136
*	Open Lending Corp., Class A	51,007	365,720
	Oppenheimer Holdings, Inc., Class A	13,697	471,451
*	OptimumBank Holdings, Inc.	1,636	6,969
	Origin Bancorp, Inc.	3,001	124,031
	Orrstown Financial Services, Inc.	21,101	558,543
*	Oscar Health, Inc., Class A	23,443	87,442
#	Pacific Premier Bancorp, Inc.	196,538	7,155,949
#	PacWest Bancorp	172,640	4,291,830
#*	Palomar Holdings, Inc.	14,434	1,284,049
#	Park National Corp.	30,887	4,555,832
	Parke Bancorp, Inc.	25,939	559,245
#	Pathfinder Bancorp, Inc.	4,141	77,064
	Pathward Financial, Inc.	76,339	3,208,528
*	Patriot National Bancorp, Inc.	1,773	17,943
#	PCB Bancorp	3,606	66,711
	PCSB Financial Corp.	28,016	546,032
	Peapack-Gladstone Financial Corp.	40,657	1,608,797
	Penns Woods Bancorp, Inc.	12,528	302,175
#	PennyMac Financial Services, Inc.	51,088	2,724,012
	Peoples Bancorp of North Carolina, Inc.	6,872	193,447
	Peoples Bancorp, Inc.	57,712	1,746,942
#	Peoples Financial Services Corp.	1,679	92,328
	Pinnacle Financial Partners, Inc.	115,311	9,569,660
#*	Pioneer Bancorp, Inc.	4,586	47,282
#	Piper Sandler Cos	33,328	4,264,984
	PJT Partners, Inc., Class A	21,427	1,594,169
#	Plumas Bancorp	9,875	326,863
	PNC Financial Services Group, Inc.	220,907	35,749,380
#*	Ponce Financial Group, Inc.	37,866	349,882
	Popular, Inc.	150,766	10,662,172
*	PRA Group, Inc.	73,345	2,457,057
	Preferred Bank	32,744	2,517,031
	Premier Financial Corp.	77,450	2,234,433
	Primerica, Inc.	94,923	13,735,358
	Primis Financial Corp.	54,303	699,966

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Principal Financial Group, Inc.	310,975	$27,406,227
	ProAssurance Corp.	100,109	2,223,421
*	PROG Holdings, Inc.	117,289	1,937,614
	Progressive Corp.	278,025	35,698,410
	Prosperity Bancshares, Inc.	137,841	9,865,280
#	Provident Bancorp, Inc.	24,763	306,071
	Provident Financial Holdings, Inc.	16,764	228,829
#	Provident Financial Services, Inc.	170,216	3,816,243
	Prudential Financial, Inc.	228,721	24,059,162
	QCR Holdings, Inc.	32,926	1,669,677
	Radian Group, Inc.	139,181	2,904,707
#	Raymond James Financial, Inc.	225,121	26,595,795
#	RBB Bancorp	13,820	311,088
#	Red River Bancshares, Inc.	188	10,701
	Regional Management Corp.	26,063	885,099
	Regions Financial Corp.	862,555	18,933,082
	Reinsurance Group of America, Inc.	76,308	11,230,248
	RenaissanceRe Holdings Ltd.	62,334	9,641,823
	Renasant Corp.	121,007	4,885,053
	Republic Bancorp, Inc., Class A	30,924	1,433,327
#*	Republic First Bancorp, Inc.	109,335	309,418
#*	Rhinebeck Bancorp, Inc.	310	3,147
	Richmond Mutual BanCorp, Inc.	1,569	20,585
	Riverview Bancorp, Inc.	50,627	341,226
	RLI Corp.	70,993	9,234,060
*	Robinhood Markets, Inc., Class A	20,796	242,897
#	Rocket Cos., Inc., Class A	63,887	440,820
	S&P Global, Inc.	142,700	45,842,375
	S&T Bancorp, Inc.	86,264	3,261,642
#*	Safeguard Scientifics, Inc.	41,559	147,119
	Safety Insurance Group, Inc.	36,412	3,166,023
#	Salisbury Bancorp, Inc.	8,628	224,587
	Sandy Spring Bancorp, Inc.	79,969	2,834,101
	SB Financial Group, Inc.	9,865	165,239
#	Sculptor Capital Management, Inc.	4,259	45,188
	Seacoast Banking Corp. of Florida	56,533	1,746,870
*	Security National Financial Corp., Class A	21,772	136,075
	SEI Investments Co.	218,654	11,872,912
#	Selective Insurance Group, Inc.	111,647	10,950,338
#	ServisFirst Bancshares, Inc.	95,897	7,223,921
#	Shore Bancshares, Inc.	35,084	699,575
	Sierra Bancorp	45,265	998,093
	Signature Bank	54,605	8,656,531
#	Silvercrest Asset Management Group, Inc., Class A	14,147	268,652
#	Simmons First National Corp., Class A	227,214	5,423,598
#*	SiriusPoint Ltd.	429,391	2,756,690
	SLM Corp.	944,116	15,662,884
	SmartFinancial, Inc.	11,445	334,652
#	Sound Financial Bancorp, Inc.	3,278	132,759
	South Plains Financial, Inc.	852	26,642
*	Southern First Bancshares, Inc.	15,008	670,557
	Southern Missouri Bancorp, Inc.	8,071	413,639
	Southside Bancshares, Inc.	71,052	2,432,820
	SouthState Corp.	125,099	11,312,703
	State Street Corp.	274,944	20,345,856
#	Stellar Bancorp, Inc.	71,797	2,357,813
#*	Sterling Bancorp, Inc.	6,151	39,182
	Stewart Information Services Corp.	59,741	2,327,509
	Stifel Financial Corp.	184,922	11,441,124

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Stock Yards Bancorp, Inc.	53,081	$4,150,403
*	StoneX Group, Inc.	34,586	3,227,566
	Summit Financial Group, Inc.	8,032	233,490
	Summit State Bank	7,605	112,630
*	SVB Financial Group	53,597	12,378,763
	Synchrony Financial	834,804	29,685,630
	Synovus Financial Corp.	258,458	10,299,551
#	T Rowe Price Group, Inc.	220,527	23,411,146
	Territorial Bancorp, Inc.	19,133	395,096
*	Texas Capital Bancshares, Inc.	92,017	5,521,020
#	TFS Financial Corp.	231,815	3,257,001
#	Timberland Bancorp, Inc.	15,487	458,725
	Tiptree, Inc.	80,023	974,680
#	Tompkins Financial Corp.	29,901	2,476,999
	Towne Bank	146,572	4,828,082
	Tradeweb Markets, Inc., Class A	3,183	175,320
	Travelers Cos., Inc.	342,500	63,177,550
*	Trean Insurance Group, Inc.	3,216	11,803
	TriCo Bancshares	64,648	3,743,766
*	Triumph Bancorp, Inc.	58,000	2,987,000
	Truist Financial Corp.	679,774	30,447,077
#*	Trupanion, Inc.	8,654	436,767
	TrustCo Bank Corp. NY	45,497	1,697,948
#	Trustmark Corp.	139,495	5,101,332
	U.S. Bancorp	1,008,583	42,814,348
	U.S. Global Investors, Inc., Class A	2,359	6,841
	UMB Financial Corp.	80,523	6,701,124
	Umpqua Holdings Corp.	408,555	8,122,073
#	Union Bankshares, Inc.	863	21,282
#	United Bancorp, Inc.	5,663	85,058
	United Bancshares, Inc.	3,436	65,250
#	United Bankshares, Inc.	238,391	10,095,859
#	United Community Banks, Inc.	175,219	6,745,931
	United Fire Group, Inc.	51,266	1,389,309
	United Insurance Holdings Corp.	105,911	43,222
	United Security Bancshares	37,670	260,676
	Unity Bancorp, Inc.	24,003	687,926
	Universal Insurance Holdings, Inc.	107,891	1,083,226
	Univest Financial Corp.	60,261	1,695,745
	Unum Group	281,779	12,846,305
	Valley National Bancorp	704,111	8,357,798
#	Value Line, Inc.	6,620	354,832
#*	Velocity Financial, Inc.	3,018	29,305
	Veritex Holdings, Inc.	64,925	2,050,332
#	Victory Capital Holdings, Inc., Class A	10,266	296,893
	Virtu Financial, Inc., Class A	230,454	5,157,561
#	Virtus Investment Partners, Inc.	18,144	3,111,515
#	Voya Financial, Inc.	217,554	14,871,991
#	Walker & Dunlop, Inc.	78,369	7,050,075
	Washington Federal, Inc.	160,091	6,195,522
	Washington Trust Bancorp, Inc.	37,135	1,801,048
	Waterstone Financial, Inc.	56,696	962,698
	Webster Financial Corp.	318,253	17,268,408
	Wells Fargo & Co.	2,169,645	99,781,974
	WesBanco, Inc.	125,906	5,091,639
	West BanCorp, Inc.	35,687	801,887
	Westamerica BanCorp	48,164	3,021,328
	Western Alliance Bancorp	177,448	11,919,182
	Western New England Bancorp, Inc.	72,206	631,803

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Westwood Holdings Group, Inc.	27,788	$281,215
#	White Mountains Insurance Group Ltd.	6,648	9,414,565
	Willis Towers Watson PLC	87,059	18,997,144
	Wintrust Financial Corp.	100,877	9,444,105
#	WisdomTree Investments, Inc.	229,422	1,245,761
#*	World Acceptance Corp.	18,404	1,494,773
	WR Berkley Corp.	263,688	19,613,113
#	WSFS Financial Corp.	133,292	6,206,076
	WVS Financial Corp.	803	11,507
	Zions Bancorp NA	245,914	12,772,773

TOTAL FINANCIALS			4,008,114,776

HEALTH CARE — (12.2%)
#*	89bio, Inc.	6,050	57,777
	Abbott Laboratories	802,239	79,373,527
	AbbVie, Inc.	1,217,399	178,227,214
*	ABIOMED, Inc.	26,621	6,710,622
*	Acadia Healthcare Co., Inc.	172,656	14,036,933
#*	Accuray, Inc.	69,870	142,535
#††	Achillion Pharmaceuticals, Inc.	281,426	402,439
*	Adaptive Biotechnologies Corp.	18,626	144,910
#*	Addus HomeCare Corp.	22,272	2,281,098
#*	Adicet Bio, Inc.	5,069	83,588
#*	Adverum Biotechnologies, Inc.	75,135	64,992
#*	Affimed NV	26,462	46,573
	Agilent Technologies, Inc.	156,191	21,609,025
#*	Agiliti, Inc.	7,532	131,584
#*	agilon health, Inc.	63,729	1,265,021
#*	Agios Pharmaceuticals, Inc.	52,019	1,432,603
*	AIkido Pharma, Inc.	2,503	15,268
#*	Akero Therapeutics, Inc.	29,496	1,246,501
#*	Albireo Pharma, Inc.	28,723	589,396
#*	Aldeyra Therapeutics, Inc.	11,609	63,385
*	Align Technology, Inc.	26,591	5,166,631
*	Alkermes PLC	93,819	2,129,691
#*	Allakos, Inc.	4,006	23,355
#*	Allogene Therapeutics, Inc.	73,742	759,543
#*	Allscripts Healthcare Solutions, Inc.	263,469	3,872,994
*	Alnylam Pharmaceuticals, Inc.	30,629	6,348,167
*	Alpha Teknova, Inc.	2,763	12,682
*	Alpine Immune Sciences, Inc.	6,024	35,602
*	Amedisys, Inc.	48,850	4,767,271
*	American Shared Hospital Services	797	2,088
#*	American Well Corp., Class A	114,410	467,937
	AmerisourceBergen Corp.	190,937	30,019,115
	Amgen, Inc.	395,045	106,800,416
#*	AMN Healthcare Services, Inc.	98,799	12,399,274
#*	Amneal Pharmaceuticals, Inc.	25,370	55,814
#*	Amphastar Pharmaceuticals, Inc.	81,021	2,503,549
#*	AnaptysBio, Inc.	38,763	1,118,313
*	AngioDynamics, Inc.	89,229	1,257,237
#*	ANI Pharmaceuticals, Inc.	27,938	1,078,127
#*	Anika Therapeutics, Inc.	19,543	555,412
#*	Anixa Biosciences, Inc.	3,561	19,942
*	Annovis Bio, Inc.	1,232	15,462
*	Apellis Pharmaceuticals, Inc.	24,588	1,487,328
#*	Apollo Medical Holdings, Inc.	12,079	428,321
*	Aptevo Therapeutics, Inc.	3,220	9,724
#*	Apyx Medical Corp.	42,178	210,890

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Arcturus Therapeutics Holdings, Inc.	3,496	$61,879
#*	Arcus Biosciences, Inc.	5,504	140,242
#*	Artivion, Inc.	60,524	675,448
*	Astria Therapeutics, Inc.	4,505	43,338
#*	Atara Biotherapeutics, Inc.	84,543	393,970
#*	Atreca, Inc., Class A	5,971	8,658
#*	AtriCure, Inc.	55,637	2,343,430
#	Atrion Corp.	2,868	1,721,689
*	aTyr Pharma, Inc.	3,082	7,613
*	Avanos Medical, Inc.	71,105	1,574,976
*	Avantor, Inc.	395,318	7,973,564
#*	Avid Bioservices, Inc.	28,330	479,910
#*	Avidity Biosciences, Inc.	3,473	49,594
#*	Avita Medical, Inc.	2,421	11,839
*	AxoGen, Inc.	100	1,142
#*	Axonics, Inc.	12,121	886,530
	Azenta, Inc.	57,007	2,531,111
	Baxter International, Inc.	332,941	18,095,343
	Becton Dickinson & Co.	114,489	27,015,969
*	Biogen, Inc.	130,456	36,976,449
*	BioLife Solutions, Inc.	3,661	86,107
*	BioMarin Pharmaceutical, Inc.	94,931	8,223,873
*	Bio-Path Holdings, Inc.	495	1,609
*	Bio-Rad Laboratories, Inc., Class A	22,033	7,749,226
	Bio-Techne Corp.	20,603	6,103,845
#*	Bioventus, Inc., Class A	1,448	11,787
#*	Bluebird Bio, Inc.	38,230	239,702
#*	Blueprint Medicines Corp.	6,718	348,261
*	Boston Scientific Corp.	510,328	22,000,240
	Bristol-Myers Squibb Co.	1,399,024	108,382,389
#*	Brookdale Senior Living, Inc.	767,534	3,430,877
	Bruker Corp.	241,126	14,911,232
#*	Cara Therapeutics, Inc.	19,014	178,732
	Cardinal Health, Inc.	333,195	25,289,500
*	Cardiovascular Systems, Inc.	50,636	731,184
#*	CareCloud, Inc.	7,095	26,251
#*	CareDx, Inc.	36,055	717,855
#*	Castle Biosciences, Inc.	500	12,760
*	Catalent, Inc.	152,791	10,042,952
#*	Catalyst Pharmaceuticals, Inc.	50,836	705,095
*	Celcuity, Inc.	400	4,000
#*	Celldex Therapeutics, Inc.	65,454	2,299,399
*	Cellectar Biosciences, Inc.	781	1,578
*	Centene Corp.	359,764	30,626,709
#*	Certara, Inc.	16,487	201,636
*	Champions Oncology, Inc.	1,165	8,085
*	Charles River Laboratories International, Inc.	43,208	9,170,898
#	Chemed Corp.	21,936	10,241,260
*	Chimerix, Inc.	163,000	288,510
*	Chinook Therapeutics, Inc.	54,163	1,178,045
	Cigna Corp.	265,948	85,917,161
#*	Codexis, Inc.	8,329	46,809
#*	Collegium Pharmaceutical, Inc.	33,877	607,753
#*	Community Health Systems, Inc.	155,550	446,428
#*	Computer Programs & Systems, Inc.	23,978	774,489
#*	Concert Pharmaceuticals, Inc.	82,863	493,035
#	CONMED Corp.	44,505	3,548,384
††	Contra Aduro Biotech, Inc.	7,016	10,805
#††	Contra Zogenix, Inc.	68,863	46,827

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Cooper Cos., Inc.	33,854	$9,255,345
*	Corcept Therapeutics, Inc.	123,457	3,530,870
#*	CorVel Corp.	37,631	6,179,387
#*	Crinetics Pharmaceuticals, Inc.	5,726	105,702
#*	CRISPR Therapeutics AG	49,332	2,582,037
*	Cross Country Healthcare, Inc.	85,956	3,188,108
#*	CryoPort, Inc.	12,127	336,646
#*	Cue Biopharma, Inc.	66,029	175,637
*	Cumberland Pharmaceuticals, Inc.	22,381	55,057
#*	Cutera, Inc.	11,803	542,584
	CVS Health Corp.	1,042,089	98,685,828
*	Cyclo Therapeutics, Inc.	4,829	9,127
*	Cymabay Therapeutics, Inc.	2,917	10,151
*	Cyteir Therapeutics, Inc.	5,017	9,281
	Danaher Corp.	249,608	62,818,845
*	DaVita, Inc.	183,262	13,379,959
*	Decibel Therapeutics, Inc.	5,175	19,148
#*	Deciphera Pharmaceuticals, Inc.	93,942	1,523,739
*	Denali Therapeutics, Inc.	42,117	1,207,916
	DENTSPLY SIRONA, Inc.	166,483	5,131,006
#*	Design Therapeutics, Inc.	6,389	99,796
*	DexCom, Inc.	104,215	12,587,088
#*	Dynavax Technologies Corp.	31,144	356,599
*	Eagle Pharmaceuticals, Inc.	19,747	621,438
#*	Editas Medicine, Inc.	126,500	1,587,575
*	Edwards Lifesciences Corp.	221,790	16,064,250
#*	Eiger BioPharmaceuticals, Inc.	10,178	52,010
*	Ekso Bionics Holdings, Inc.	4,430	7,310
*	Elanco Animal Health, Inc.	415,064	5,474,694
*††	Elanco Animal Health, Inc.	82,237	0
*	Electromed, Inc.	5,226	55,500
#*	Eledon Pharmaceuticals, Inc.	990	2,386
	Elevance Health, Inc.	134,124	73,334,979
	Eli Lilly & Co.	520,601	188,504,416
#	Embecta Corp.	22,897	707,975
*	Emergent BioSolutions, Inc.	97,613	2,036,207
#*	Enanta Pharmaceuticals, Inc.	28,497	1,285,500
#	Encompass Health Corp.	169,770	9,242,279
*	Enhabit, Inc.	84,885	1,054,272
#*	Enochian Biosciences, Inc.	741	1,504
*	Enovis Corp.	52,834	2,612,641
	Ensign Group, Inc.	94,348	8,470,563
*	Envista Holdings Corp.	109,634	3,619,018
#*	enVVeno Medical Corp.	4,348	27,349
#*	Enzo Biochem, Inc.	145,565	311,509
#*	Equillium, Inc.	1,080	2,009
*	Evolent Health, Inc., Class A	161,116	5,125,100
#*	Exact Sciences Corp.	87,451	3,041,546
*	Exagen, Inc.	1,700	4,165
*	Exelixis, Inc.	450,101	7,462,675
#*	Figs, Inc., Class A	85,661	632,178
#*	Finch Therapeutics Group, Inc.	9,937	12,918
*	FONAR Corp.	20,622	332,014
#*	Fulcrum Therapeutics, Inc.	686	3,814
#*	Fulgent Genetics, Inc.	1,748	69,273
#*	G1 Therapeutics, Inc.	54,945	585,714
#*	Gain Therapeutics, Inc.	3,313	11,065
#*	Generation Bio Co.	18,308	93,737
	Gilead Sciences, Inc.	1,123,050	88,114,503

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Glaukos Corp.	23,877	$1,338,783
#*	Globus Medical, Inc., Class A	111,760	7,487,920
*	Graphite Bio, Inc.	1,112	3,903
*	Great Elm Group, Inc.	33,083	68,647
*	Gritstone bio, Inc.	8,954	28,832
*	Haemonetics Corp.	76,775	6,522,036
#*	Halozyme Therapeutics, Inc.	85,452	4,085,460
#*	Harmony Biosciences Holdings, Inc.	25,906	1,347,112
*	Harvard Bioscience, Inc.	100,799	271,149
	HCA Healthcare, Inc.	124,520	27,079,364
*	HealthEquity, Inc.	47,129	3,671,820
*	HealthStream, Inc.	47,468	1,172,460
*	Henry Schein, Inc.	139,654	9,560,713
#*	Heska Corp.	13,012	933,741
*	Hologic, Inc.	310,667	21,063,223
*	Horizon Therapeutics PLC	138,538	8,633,688
	Humana, Inc.	72,592	40,512,143
#*	ICU Medical, Inc.	273	40,516
#*	Ideaya Biosciences, Inc.	36,502	616,519
*	IDEXX Laboratories, Inc.	57,965	20,848,851
*	Ikena Oncology, Inc.	1,124	3,091
*	Illumina, Inc.	44,816	10,254,797
*	ImmuCell Corp.	1,149	9,203
#*	ImmunoGen, Inc.	120,456	715,509
*	ImmunoPrecise Antibodies Ltd.	3,814	19,108
*	Immunovant, Inc.	4,100	45,920
*	Incyte Corp.	81,536	6,061,386
#*	InfuSystem Holdings, Inc.	25,741	196,404
*	Innoviva, Inc.	210,596	2,855,682
*	Inogen, Inc.	36,834	834,658
*	Insulet Corp.	17,168	4,443,250
*	Integer Holdings Corp.	61,973	3,862,777
*	Integra LifeSciences Holdings Corp.	133,156	6,691,089
#*	Intellia Therapeutics, Inc.	81,574	4,305,476
*	Intra-Cellular Therapies, Inc.	102,888	4,698,895
*	Intuitive Surgical, Inc.	122,442	30,178,280
#*	Invacare Corp.	45,145	33,511
*	Ionis Pharmaceuticals, Inc.	103,810	4,588,402
*	Iovance Biotherapeutics, Inc.	158,671	1,481,987
*	IQVIA Holdings, Inc.	129,829	27,221,246
	iRadimed Corp.	6,081	176,653
*	IRIDEX Corp.	6,830	15,368
#*	Ironwood Pharmaceuticals, Inc.	232,148	2,539,699
#*	IVERIC bio, Inc.	34,802	832,464
*	Jazz Pharmaceuticals PLC	88,712	12,755,898
	Johnson & Johnson	1,583,776	275,529,511
#*	Joint Corp.	5,100	84,252
#*	Jounce Therapeutics, Inc.	68,543	149,424
#*	KalVista Pharmaceuticals, Inc.	6,582	33,371
#*	Karuna Therapeutics, Inc.	7,841	1,719,845
*	Kewaunee Scientific Corp.	3,487	58,930
#*	Kiniksa Pharmaceuticals Ltd., Class A	6,941	79,266
#*	Kodiak Sciences, Inc.	6,525	46,849
*	KORU Medical Systems, Inc.	469	1,126
#*	Krystal Biotech, Inc.	10,527	805,315
#*	Kura Oncology, Inc.	58,866	913,600
#*	Kymera Therapeutics, Inc.	3,500	106,190
	Laboratory Corp. of America Holdings	105,335	23,369,623
#*	Lantern Pharma, Inc.	1,951	8,175

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Lantheus Holdings, Inc.	115,540	$8,548,805
*	Larimar Therapeutics, Inc.	4,152	13,702
#	LeMaitre Vascular, Inc.	37,067	1,608,708
#*	LENSAR, Inc.	23,475	111,741
#*	Lexaria Bioscience Corp.	6,609	14,606
*	LHC Group, Inc.	47,241	7,893,971
#*	Ligand Pharmaceuticals, Inc.	32,219	2,823,995
*	LivaNova PLC	74,887	3,527,178
*	Lucira Health, Inc.	3,487	3,348
*	Lumos Pharma, Inc.	950	8,579
#*	MacroGenics, Inc.	72,299	370,171
*	Maravai LifeSciences Holdings, Inc., Class A	26,238	435,551
*	Masimo Corp.	44,429	5,846,856
	McKesson Corp.	105,465	41,064,907
#*	Medpace Holdings, Inc.	50,395	11,186,682
	Medtronic PLC	485,330	42,388,722
#*	MeiraGTx Holdings PLC	28,600	207,922
	Merck & Co., Inc.	1,532,708	155,110,050
*	Meridian Bioscience, Inc.	80,414	2,570,836
#*	Merit Medical Systems, Inc.	83,744	5,759,075
#*	Merrimack Pharmaceuticals, Inc.	26,708	100,689
*	Mersana Therapeutics, Inc.	2,783	21,874
#	Mesa Laboratories, Inc.	3,902	515,883
*	Mettler-Toledo International, Inc.	20,731	26,223,264
*	Microbot Medical, Inc.	2,249	8,974
#*	Mirati Therapeutics, Inc.	10,076	678,316
*	Moderna, Inc.	278,959	41,935,906
*	ModivCare, Inc.	27,418	2,666,126
*	Molina Healthcare, Inc.	76,511	27,456,737
#*	Morphic Holding, Inc.	23,216	650,280
#*	Myriad Genetics, Inc.	140,407	2,912,041
	National HealthCare Corp.	32,630	1,987,820
	National Research Corp.	21,103	859,525
#*	Nektar Therapeutics	57,234	215,200
*	Neogen Corp.	307,103	4,053,760
#*	NeoGenomics, Inc.	118,547	901,550
*	Neurocrine Biosciences, Inc.	68,974	7,940,287
*	Neuronetics, Inc.	4,448	14,812
*	NextCure, Inc.	46,265	115,662
*	NextGen Healthcare, Inc.	110,221	2,208,829
#*	NGM Biopharmaceuticals, Inc.	940	5,020
#*	Novocure Ltd.	37,661	2,661,126
#*	Nurix Therapeutics, Inc.	33,258	423,374
*	NuVasive, Inc.	90,167	3,979,070
#*	Ocular Therapeutix, Inc.	10,400	37,544
*	Ocuphire Pharma, Inc.	4,152	9,757
#*	Omnicell, Inc.	44,989	3,478,549
*	Opiant Pharmaceuticals, Inc.	3,087	29,419
#*	OPKO Health, Inc.	341,584	649,010
*	Option Care Health, Inc.	13,202	399,493
*	OraSure Technologies, Inc.	266,684	1,162,742
*	Organogenesis Holdings, Inc.	17,889	58,676
	Organon & Co.	221,782	5,806,253
#*	Organovo Holdings, Inc.	3,109	5,099
#*	Orgenesis, Inc.	4,400	5,896
#*	Orthofix Medical, Inc.	59,488	955,377
#*	OrthoPediatrics Corp.	13,079	555,727
#	Owens & Minor, Inc.	182,492	3,102,364
#*	Pacific Biosciences of California, Inc.	22,086	186,406

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Pacira BioSciences, Inc.	55,057	$2,849,750
	Patterson Cos., Inc.	143,223	3,719,501
#*††	PDL BioPharma, Inc.	309,383	829,146
#*	Pediatrix Medical Group, Inc.	252,051	4,889,789
#*	Pennant Group, Inc.	57,609	709,167
#*	Penumbra, Inc.	20,139	3,453,234
	PerkinElmer, Inc.	102,415	13,680,596
	Perrigo Co. PLC	141,277	5,690,638
#*	PetIQ, Inc.	40,149	330,025
	Pfizer, Inc.	3,138,575	146,100,666
	Phibro Animal Health Corp., Class A	39,871	585,705
#*	Phreesia, Inc.	24,687	674,449
#*	PMV Pharmaceuticals, Inc.	12,147	149,530
*	Portage Biotech, Inc.	2,313	15,196
#*	Poseida Therapeutics, Inc.	1,300	5,330
	Premier, Inc., Class A	168,797	5,887,639
*	Prestige Consumer Healthcare, Inc.	115,113	6,271,356
*	Processa Pharmaceuticals, Inc.	1,898	4,024
#*	Pro-Dex, Inc.	7,945	154,054
††	Progenic Pharmaceuticals, Inc.	48,282	55,524
#*	Protagonist Therapeutics, Inc.	53,154	430,547
*	Protara Therapeutics, Inc.	3,719	11,417
*	Prothena Corp. PLC	98,078	6,025,912
	Psychemedics Corp.	5,773	37,351
#*	Pulmatrix, Inc.	302	1,039
#*	Pulmonx Corp.	749	10,007
*	Puma Biotechnology, Inc.	4,817	10,501
	Quest Diagnostics, Inc.	165,570	23,784,130
*	QuidelOrtho Corp.	35,182	3,160,047
#*	R1 RCM, Inc.	173,319	3,060,814
*	RadNet, Inc.	69,278	1,324,595
#*	Rain Therapeutics, Inc.	2,336	13,362
*	Rallybio Corp.	2,156	20,611
#*	Rapid Micro Biosystems, Inc., Class A	1,886	5,507
#*	RAPT Therapeutics, Inc.	4,400	96,008
*	Regeneron Pharmaceuticals, Inc.	82,711	61,929,861
*	REGENXBIO, Inc.	57,160	1,352,977
#*	Relay Therapeutics, Inc.	9,258	205,713
*	Reneo Pharmaceuticals, Inc.	3,307	11,641
#*	Repligen Corp.	36,574	6,674,389
#*	Replimune Group, Inc.	3,300	60,588
#	ResMed, Inc.	98,784	22,096,993
*	REVOLUTION Medicines, Inc.	1,200	24,312
#*	Rhythm Pharmaceuticals, Inc.	10,598	266,752
*	Rocket Pharmaceuticals, Inc.	25,622	478,107
	Royalty Pharma PLC, Class A	19,302	816,861
*	RVL Pharmaceuticals PLC	5,403	10,266
*	Sage Therapeutics, Inc.	28,444	1,071,201
*	Sangamo Therapeutics, Inc.	328,919	1,443,954
#*	Sarepta Therapeutics, Inc.	50,384	5,744,784
*	Satsuma Pharmaceuticals, Inc.	6,071	31,448
*	Schrodinger, Inc.	26,350	631,609
#*	scPharmaceuticals, Inc.	17,778	94,935
#*	SCYNEXIS, Inc.	4,780	11,042
*	Seagen, Inc.	59,998	7,629,346
*	SeaSpine Holdings Corp.	80,667	518,689
#*	Seer, Inc.	1,833	14,352
#	Select Medical Holdings Corp.	272,990	7,010,383
#*	Selecta Biosciences, Inc.	29,724	46,964

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Semler Scientific, Inc.	902	$37,893
#*	Sensus Healthcare, Inc.	9,865	138,801
*	Shattuck Labs, Inc.	5,869	15,553
#*	Shockwave Medical, Inc.	12,780	3,746,457
#*	SI-BONE, Inc.	843	16,388
	SIGA Technologies, Inc.	2,600	23,894
*	Silverback Therapeutics, Inc.	7,081	44,044
#	Simulations Plus, Inc.	8,299	344,408
*	Sonoma Pharmaceuticals, Inc.	3,110	6,189
*	Sotera Health Co.	27,790	191,195
#*	Spruce Biosciences, Inc.	5,417	6,013
*	SQZ Biotechnologies Co.	3,522	10,038
#*	STAAR Surgical Co.	39,979	2,833,312
	STERIS PLC	86,275	14,889,339
*	Stoke Therapeutics, Inc.	14,578	216,483
	Stryker Corp.	134,011	30,720,682
#*	Supernus Pharmaceuticals, Inc.	75,011	2,570,627
#*	Surgery Partners, Inc.	101,550	2,761,144
#*	Surmodics, Inc.	24,348	831,241
#*	Sutro Biopharma, Inc.	324	2,375
*	Synaptogenix, Inc.	1,512	10,433
#*	Syndax Pharmaceuticals, Inc.	46,907	1,076,985
*	Syneos Health, Inc.	150,835	7,599,067
*	Synlogic, Inc.	62,889	52,676
*	Tactile Systems Technology, Inc.	24,077	179,133
*	Talaris Therapeutics, Inc.	1,917	2,895
*	Taro Pharmaceutical Industries Ltd.	51,394	1,538,222
*	Tarsus Pharmaceuticals, Inc.	1,488	27,409
#*	Teladoc Health, Inc.	74,409	2,205,483
#	Teleflex, Inc.	34,639	7,432,144
*	Tenet Healthcare Corp.	164,161	7,282,182
*	Terns Pharmaceuticals, Inc.	2,761	19,079
	Thermo Fisher Scientific, Inc.	166,320	85,483,490
#*	TransMedics Group, Inc.	5,300	255,566
#*	Travere Therapeutics, Inc.	61,224	1,327,336
#*	Twist Bioscience Corp.	25,475	836,344
#	U.S. Physical Therapy, Inc.	19,777	1,756,198
#*	UFP Technologies, Inc.	12,641	1,186,358
*	United Therapeutics Corp.	68,414	15,771,479
	UnitedHealth Group, Inc.	442,851	245,848,733
	Universal Health Services, Inc., Class B	131,742	15,264,946
#	Utah Medical Products, Inc.	6,686	598,731
*	Vanda Pharmaceuticals, Inc.	89,127	933,160
#*	Varex Imaging Corp.	64,112	1,417,516
#*	Vaxcyte, Inc.	2,247	97,992
*	Veeva Systems, Inc., Class A	48,960	8,222,342
#*	Veracyte, Inc.	30,970	622,807
#*	Vericel Corp.	34,242	920,425
*	Vertex Pharmaceuticals, Inc.	114,903	35,849,736
	Viatris, Inc.	977,307	9,900,120
#*	ViewRay, Inc.	35,426	151,978
*	Viking Therapeutics, Inc.	8,285	33,968
*	Viracta Therapeutics, Inc.	1,562	6,139
*	Vor BioPharma, Inc.	2,186	10,515
*	Waters Corp.	51,456	15,394,092
#*	Werewolf Therapeutics, Inc.	1,294	3,830
	West Pharmaceutical Services, Inc.	51,177	11,775,828
*	XBiotech, Inc.	1,680	5,897
*	Xencor, Inc.	94,163	2,636,564

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Xenon Pharmaceuticals, Inc.	5,566	$203,549
*	XOMA Corp.	803	13,298
#*	Y-mAbs Therapeutics, Inc.	1,312	4,736
	Zimmer Biomet Holdings, Inc.	161,548	18,311,466
#*	Zimvie, Inc.	16,154	141,671
	Zoetis, Inc.	313,365	47,249,175

TOTAL HEALTH CARE			3,566,700,855

INDUSTRIALS — (11.7%)
	3M Co.	343,024	43,148,989
	AAON, Inc.	81,819	5,276,507
*	AAR Corp.	88,516	3,923,029
#	ABM Industries, Inc.	132,624	5,903,094
	ACCO Brands Corp.	339,066	1,559,704
	Acme United Corp.	3,771	90,165
	Acuity Brands, Inc.	60,746	11,151,143
#*	ACV Auctions, Inc., Class A	67,011	611,140
	Advanced Drainage Systems, Inc.	119,804	13,882,887
	AECOM	236,623	17,812,979
*	Aerojet Rocketdyne Holdings, Inc.	154,966	7,508,103
*	AeroVironment, Inc.	39,958	3,656,157
	AGCO Corp.	153,997	19,121,807
	Air Lease Corp.	302,062	10,659,768
#*	Air T, Inc.	3,463	75,874
#*	Air Transport Services Group, Inc.	157,441	4,597,277
	Alamo Group, Inc.	22,524	3,425,450
*	Alaska Air Group, Inc.	188,155	8,365,371
#	Albany International Corp., Class A	55,813	5,113,587
#*	Allegiant Travel Co.	25,358	1,903,118
	Allegion PLC	88,656	9,288,489
	Allied Motion Technologies, Inc.	31,080	1,051,126
	Allison Transmission Holdings, Inc.	214,026	9,042,598
*	Alpha Pro Tech Ltd.	8,900	36,846
	Alta Equipment Group, Inc.	1,996	24,411
	Altra Industrial Motion Corp.	81,648	4,910,311
	AMERCO	33,895	19,496,065
#*	Ameresco, Inc., Class A	50,423	3,049,583
#*	American Airlines Group, Inc.	124,911	1,771,238
#*	American Superconductor Corp.	24,704	111,662
*	American Woodmark Corp.	30,355	1,376,599
	AMETEK, Inc.	208,510	27,035,407
	AO Smith Corp.	200,432	10,979,665
*	API Group Corp.	7,133	117,623
#	Apogee Enterprises, Inc.	47,324	2,171,225
	Applied Industrial Technologies, Inc.	54,332	6,757,814
	ARC Document Solutions, Inc.	4,841	11,715
	ArcBest Corp.	41,022	3,258,377
	Arcosa, Inc.	99,103	6,362,413
#	Argan, Inc.	35,110	1,217,264
	Armstrong World Industries, Inc.	87,624	6,621,746
*	Art’s-Way Manufacturing Co., Inc.	2,230	4,616
*	ASGN, Inc.	89,068	7,551,185
#	Astec Industries, Inc.	45,295	1,977,127
*	Astronics Corp.	38,564	357,103
*	Astronics Corp., Class B	10,587	95,812
*	Atkore, Inc.	102,243	9,743,758
#*	Atlas Air Worldwide Holdings, Inc.	62,101	6,280,895
*	Avalon Holdings Corp., Class A	6,700	18,224
#*	Avis Budget Group, Inc.	86,276	20,400,823

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	Axon Enterprise, Inc.	59,856	$8,705,457
#*	AZEK Co., Inc.	67,640	1,184,376
	AZZ, Inc.	49,847	2,003,849
#*	Babcock & Wilcox Enterprises, Inc.	6,856	31,263
#	Barnes Group, Inc.	94,127	3,329,272
	Barrett Business Services, Inc.	14,347	1,251,345
*	Beacon Roofing Supply, Inc.	125,285	7,059,810
#	BGSF, Inc.	22,090	277,671
#*	Blue Bird Corp.	9,063	83,108
*	BlueLinx Holdings, Inc.	8,238	580,449
*	Boeing Co.	293,933	41,888,392
#	Boise Cascade Co.	96,903	6,470,213
	Booz Allen Hamilton Holding Corp., Class A	174,375	18,980,719
*	Bowman Consulting Group Ltd.	713	11,016
	Brady Corp., Class A	82,315	3,765,911
*	BrightView Holdings, Inc.	8,500	75,820
	Brink’s Co.	62,803	3,744,943
*	Broadwind, Inc.	37,600	66,176
*	Builders FirstSource, Inc.	341,227	21,040,057
#	BWX Technologies, Inc.	127,681	7,275,263
*	CACI International, Inc., Class A	45,785	13,920,014
	Carlisle Cos., Inc.	74,637	17,823,316
	Carrier Global Corp.	847,446	33,694,453
#*	Casella Waste Systems, Inc., Class A	59,354	4,855,751
	Caterpillar, Inc.	362,978	78,570,218
#*	CBIZ, Inc.	101,190	5,023,072
*	CECO Environmental Corp.	68,343	807,814
#	CH Robinson Worldwide, Inc.	179,472	17,538,004
#*	Chart Industries, Inc.	60,860	13,564,477
	Chicago Rivet & Machine Co.	474	13,263
#*	Cimpress PLC	38,742	901,914
	Cintas Corp.	68,657	29,354,300
#*	CIRCOR International, Inc.	59,163	1,222,899
*	Civeo Corp.	8,328	258,168
#*	Clarivate PLC	33,422	345,249
*	Clean Harbors, Inc.	106,173	13,001,946
	Columbus McKinnon Corp.	64,669	1,844,360
	Comfort Systems USA, Inc.	74,989	9,244,644
#*	Commercial Vehicle Group, Inc.	60,558	305,212
#	CompX International, Inc.	5,126	91,397
*	Concrete Pumping Holdings, Inc.	21,068	134,941
#*	Construction Partners, Inc., Class A	67,152	2,091,113
#*	Copa Holdings SA, Class A	38,989	2,933,142
*	Copart, Inc.	177,103	20,370,387
#	Costamare, Inc.	265,002	2,501,619
*	CoStar Group, Inc.	177,750	14,703,480
	Covenant Logistics Group, Inc.	45,000	1,702,800
*	CPI Aerostructures, Inc.	14,667	35,347
	CRA International, Inc.	15,631	1,605,929
	Crane Holdings Co.	96,286	9,661,337
	CSW Industrials, Inc.	32,483	4,187,708
	CSX Corp.	1,530,662	44,481,038
	Cummins, Inc.	146,299	35,771,568
	Curtiss-Wright Corp.	74,598	12,519,782
#*	Daseke, Inc.	9,684	57,717
	Deere & Co.	204,476	80,935,690
*	Delta Air Lines, Inc.	730,861	24,798,114
#	Deluxe Corp.	86,097	1,582,463
*	Distribution Solutions Group, Inc.	15,719	472,828

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	DLH Holdings Corp.	17,566	$228,709
	Donaldson Co., Inc.	236,772	13,602,551
	Douglas Dynamics, Inc.	48,640	1,651,328
	Dover Corp.	148,675	19,430,336
*	Ducommun, Inc.	24,955	1,178,126
#	Dun & Bradstreet Holdings, Inc.	46,585	598,617
*	DXP Enterprises, Inc.	35,665	1,020,376
#*	Dycom Industries, Inc.	74,706	8,828,755
#	Eagle Bulk Shipping, Inc.	15,618	755,599
#	Eastern Co.	10,629	222,252
	Eaton Corp. PLC	220,266	33,055,319
	EMCOR Group, Inc.	90,816	12,814,138
	Emerson Electric Co.	348,082	30,143,901
#	Encore Wire Corp.	46,521	6,400,824
#*	Energy Recovery, Inc.	2,624	67,516
	Enerpac Tool Group Corp.	81,526	2,071,576
	EnerSys	76,542	5,073,969
#	Eneti, Inc.	14,946	122,856
	Ennis, Inc.	54,680	1,233,581
#	EnPro Industries, Inc.	41,288	4,397,172
#	Equifax, Inc.	79,644	13,502,844
	Esab Corp.	63,631	2,373,436
#	ESCO Technologies, Inc.	42,104	3,628,102
*	Espey Manufacturing & Electronics Corp.	1,489	19,938
#*	EVI Industries, Inc.	100	1,950
#*	Evoqua Water Technologies Corp.	51,529	2,018,906
	Expeditors International of Washington, Inc.	197,975	19,371,854
	Exponent, Inc.	64,950	6,187,137
	Fastenal Co.	497,576	24,047,848
	Federal Signal Corp.	129,836	6,056,849
	FedEx Corp.	234,331	37,558,573
*	First Advantage Corp.	11,240	157,922
#	Flowserve Corp.	137,160	3,933,749
#*	Fluor Corp.	92,128	2,787,793
#*	Flux Power Holdings, Inc.	5,680	20,902
*	Forrester Research, Inc.	32,201	1,362,746
	Fortive Corp.	210,263	13,435,806
	Fortune Brands Home & Security, Inc.	232,918	14,049,614
	Forward Air Corp.	46,562	4,929,519
*	Franklin Covey Co.	22,463	1,136,628
	Franklin Electric Co., Inc.	82,295	6,743,252
#*	FTI Consulting, Inc.	65,963	10,265,822
#*	FuelCell Energy, Inc.	177,356	553,351
#	GATX Corp.	70,939	7,428,023
#	Genco Shipping & Trading Ltd.	79,689	1,067,833
*	Gencor Industries, Inc.	20,887	198,426
*	Generac Holdings, Inc.	54,427	6,308,634
	General Dynamics Corp.	131,153	32,762,019
	General Electric Co.	385,532	29,998,245
*	Gibraltar Industries, Inc.	53,145	2,714,647
	Global Industrial Co.	75,437	2,394,370
*	GMS, Inc.	79,138	3,735,314
#	Gorman-Rupp Co.	57,516	1,560,984
	Graco, Inc.	255,112	17,750,693
#	GrafTech International Ltd.	208,869	1,063,143
#	Graham Corp.	38,135	339,401
#	Granite Construction, Inc.	65,049	2,194,103
#*	Great Lakes Dredge & Dock Corp.	228,135	1,724,701
#	Greenbrier Cos., Inc.	64,328	2,271,422

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Griffon Corp.	122,556	$3,938,950
*	GXO Logistics, Inc.	186,001	6,796,477
	H&E Equipment Services, Inc.	94,834	3,580,932
#*	Harsco Corp.	291,927	1,544,294
#*	Hawaiian Holdings, Inc.	82,882	1,195,987
#*	Hayward Holdings, Inc.	30,000	277,500
#	Healthcare Services Group, Inc.	111,809	1,560,854
#	Heartland Express, Inc.	174,654	2,598,852
	HEICO Corp.	32,477	5,282,059
	HEICO Corp., Class A	51,396	6,542,711
	Heidrick & Struggles International, Inc.	43,173	1,215,752
	Helios Technologies, Inc.	64,285	3,644,317
#	Herc Holdings, Inc.	72,161	8,486,855
*	Heritage-Crystal Clean, Inc.	40,929	1,124,320
#*	Hertz Global Holdings, Inc.	264,125	4,859,900
#	Hexcel Corp.	142,430	7,933,351
#*	Hill International, Inc.	110,429	372,146
	Hillenbrand, Inc.	159,607	7,051,437
#	HireQuest, Inc.	1,513	23,633
#	HNI Corp.	69,619	2,018,255
	Honeywell International, Inc.	370,204	75,529,020
	Howmet Aerospace, Inc.	334,507	11,891,724
*	Hub Group, Inc., Class A	71,789	5,570,826
	Hubbell, Inc.	91,537	21,738,207
*	Hudson Global, Inc.	15,507	527,238
*	Hudson Technologies, Inc.	6,384	58,797
	Huntington Ingalls Industries, Inc.	68,352	17,571,249
	Hurco Cos., Inc.	16,016	370,770
*	Huron Consulting Group, Inc.	60,255	4,436,576
	Hyster-Yale Materials Handling, Inc.	28,642	835,201
#*	IAA, Inc.	174,769	6,628,988
#	ICF International, Inc.	35,088	4,197,577
*	Ideal Power, Inc.	1,020	11,842
	IDEX Corp.	54,755	12,172,584
*	IES Holdings, Inc.	6,920	228,637
	Illinois Tool Works, Inc.	215,742	46,067,389
	Ingersoll Rand, Inc.	360,811	18,220,955
#*	Innovative Solutions & Support, Inc.	12,502	118,769
	Insperity, Inc.	50,138	5,917,287
#	Insteel Industries, Inc.	46,239	1,218,398
	Interface, Inc.	123,357	1,395,168
	ITT, Inc.	141,683	10,823,164
	Jacobs Solutions, Inc.	91,834	10,581,113
	JB Hunt Transport Services, Inc.	113,434	19,405,154
*	JELD-WEN Holding, Inc.	177,485	1,883,116
*	JetBlue Airways Corp.	489,957	3,939,254
#	John Bean Technologies Corp.	59,434	5,420,381
	Johnson Controls International PLC	286,100	16,548,024
	Kadant, Inc.	23,674	4,212,788
	Kaman Corp.	50,031	1,605,995
#*	KAR Auction Services, Inc.	232,415	3,376,990
#*	Karat Packaging, Inc.	997	16,331
#	KBR, Inc.	267,728	13,324,823
	Kelly Services, Inc., Class A	119,905	1,959,248
#	Kennametal, Inc.	154,291	4,121,113
#	Kforce, Inc.	61,901	3,916,476
	Kimball International, Inc., Class B	69,256	511,802
*	Kirby Corp.	103,353	7,208,872
	Knight-Swift Transportation Holdings, Inc.	278,609	13,381,590

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Korn Ferry	119,716	$6,655,012
*	Kratos Defense & Security Solutions, Inc.	175,939	1,949,404
	L3Harris Technologies, Inc.	91,200	22,478,064
#	Landstar System, Inc.	72,887	11,386,407
*	LB Foster Co., Class A	36,948	369,480
	Leidos Holdings, Inc.	147,262	14,960,347
	Lennox International, Inc.	38,309	8,947,833
*	Limbach Holdings, Inc.	23,954	199,297
	Lincoln Electric Holdings, Inc.	110,830	15,737,860
	Lindsay Corp.	18,041	3,054,341
	Lockheed Martin Corp.	186,232	90,635,390
*	LS Starrett Co., Class A	90,794	774,473
	LSI Industries, Inc.	73,480	564,326
	Luxfer Holdings PLC	2,239	32,398
#*	Manitex International, Inc.	31,987	145,861
*	Manitowoc Co., Inc.	130,537	1,190,497
	ManpowerGroup, Inc.	94,695	7,418,406
	Marten Transport Ltd.	176,079	3,305,003
	Masco Corp.	170,498	7,888,942
*	Masonite International Corp.	50,520	3,613,696
#*	MasTec, Inc.	151,521	11,679,239
*	Mastech Digital, Inc.	14,713	222,313
*	Matrix Service Co.	83,821	410,723
#	Matson, Inc.	104,665	7,701,251
#	Matthews International Corp., Class A	38,795	1,042,810
#	Maxar Technologies, Inc.	156,900	3,505,146
*	Mayville Engineering Co., Inc.	4,400	29,260
	McGrath RentCorp.	52,725	4,958,786
	MDU Resources Group, Inc.	343,412	9,780,374
*	Mercury Systems, Inc.	79,052	3,826,117
*	Mesa Air Group, Inc.	45,810	67,799
#*	Middleby Corp.	87,826	12,283,344
	Miller Industries, Inc.	14,667	372,982
#	MillerKnoll, Inc.	170,273	3,606,382
*	Mistras Group, Inc.	54,077	248,754
#*	Montrose Environmental Group, Inc.	4,613	201,957
	Moog, Inc., Class A	60,150	5,097,712
#*	MRC Global, Inc.	125,041	1,254,161
	MSA Safety, Inc.	52,009	6,981,688
	MSC Industrial Direct Co., Inc., Class A	90,083	7,475,087
	Mueller Industries, Inc.	123,214	7,718,125
	Mueller Water Products, Inc., Class A	288,030	3,369,951
*	MYR Group, Inc.	39,987	3,499,262
	National Presto Industries, Inc.	11,255	793,365
#	NL Industries, Inc.	260,217	2,279,501
#*	NN, Inc.	80,710	200,968
	Nordson Corp.	50,827	11,436,075
	Norfolk Southern Corp.	156,816	35,765,025
	Northrop Grumman Corp.	86,420	47,445,444
*	Northwest Pipe Co.	9,070	308,289
*	NOW, Inc.	189,721	2,415,148
*	NV5 Global, Inc.	22,888	3,317,616
	nVent Electric PLC	241,846	8,827,379
	Old Dominion Freight Line, Inc.	105,542	28,981,833
#	Omega Flex, Inc.	6,888	650,227
*	Orion Group Holdings, Inc.	85,460	194,849
	Oshkosh Corp.	116,716	10,271,008
	Otis Worldwide Corp.	270,834	19,131,714
	Owens Corning	190,278	16,289,700

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	P&F Industries, Inc., Class A	504	$2,666
	PACCAR, Inc.	349,145	33,807,710
*	PAM Transportation Services, Inc.	62,384	1,737,394
	Pangaea Logistics Solutions Ltd.	45,179	218,215
#	Park Aerospace Corp.	58,312	725,401
	Parker-Hannifin Corp.	153,041	44,476,775
	Park-Ohio Holdings Corp.	43,896	499,098
*	Parsons Corp.	3,028	141,953
	Patriot Transportation Holding, Inc.	3,354	28,207
	Pentair PLC	274,046	11,770,276
*	Perma-Fix Environmental Services, Inc.	9,203	38,284
*	Perma-Pipe International Holdings, Inc.	8,588	83,991
#*	PGT Innovations, Inc.	113,912	2,427,465
*	Pineapple Energy, Inc.	5,421	20,654
#	Pitney Bowes, Inc.	217,515	676,472
#*	Plug Power, Inc.	102,767	1,642,217
#	Powell Industries, Inc.	42,698	1,053,360
	Preformed Line Products Co.	9,850	781,794
	Primoris Services Corp.	107,379	2,167,982
*	Proto Labs, Inc.	39,420	1,505,450
#*	Quad/Graphics, Inc.	164,600	457,588
	Quanex Building Products Corp.	72,949	1,616,550
	Quanta Services, Inc.	189,894	26,972,544
#*	Quest Resource Holding Corp.	1,406	12,457
*	Radiant Logistics, Inc.	103,930	630,855
	Raytheon Technologies Corp.	782,005	74,149,714
#*	RBC Bearings, Inc.	29,592	7,502,460
#*	RCM Technologies, Inc.	13,755	240,712
#*	Red Violet, Inc.	3,537	61,685
	Regal Rexnord Corp.	120,784	15,284,007
#	Rentokil Initial PLC, Sponsored ADR	27,750	858,585
	Republic Services, Inc.	185,321	24,577,271
*	Resideo Technologies, Inc.	85,646	2,022,959
	Resources Connection, Inc.	62,602	1,143,739
#	REV Group, Inc.	103,388	1,420,551
	Robert Half International, Inc.	202,264	15,465,105
	Rockwell Automation, Inc.	100,772	25,727,092
	Rollins, Inc.	311,938	13,126,351
	Rush Enterprises, Inc., Class A	103,642	5,170,699
#	Rush Enterprises, Inc., Class B	11,071	593,627
	Ryder System, Inc.	136,567	10,995,009
#*	Saia, Inc.	55,413	11,019,429
	Schneider National, Inc., Class B	162,889	3,622,651
	Science Applications International Corp.	113,078	12,250,870
	Sensata Technologies Holding PLC	242,008	9,731,142
*	Servotronics, Inc.	389	3,933
*	SG Blocks, Inc.	3,179	5,150
#*	Shoals Technologies Group, Inc., Class A	3,321	76,748
	Shyft Group, Inc.	69,362	1,593,939
*	SIFCO Industries, Inc.	3,251	8,973
	Simpson Manufacturing Co., Inc.	77,914	6,660,089
#*	SiteOne Landscape Supply, Inc.	61,370	7,110,942
*	SkyWest, Inc.	110,059	1,945,843
	Snap-on, Inc.	77,444	17,196,440
*	Southwest Airlines Co.	430,236	15,639,079
*	SP Plus Corp.	50,772	1,880,087
#*	Spirit Airlines, Inc.	155,695	3,425,290
#*	SPX Technologies, Inc.	80,175	5,278,722
	Standex International Corp.	25,188	2,494,871

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Stanley Black & Decker, Inc.	144,791	$11,364,646
	Steelcase, Inc., Class A	229,739	1,785,072
*	Stericycle, Inc.	131,206	5,849,163
*	Sterling Infrastructure, Inc.	62,906	1,697,833
#*	Sunrun, Inc.	264,505	5,954,008
*	Taylor Devices, Inc.	100	1,258
	Tecnoglass, Inc.	16,317	334,988
	Tennant Co.	38,252	2,228,179
	Terex Corp.	124,301	5,039,163
	Tetra Tech, Inc.	78,447	11,082,992
#	Textainer Group Holdings Ltd.	114,026	3,411,658
	Textron, Inc.	214,131	14,655,126
*	Thermon Group Holdings, Inc.	63,420	1,126,339
	Timken Co.	149,714	10,673,111
#*	Titan International, Inc.	216,752	3,242,610
*	Titan Machinery, Inc.	49,817	1,712,708
#	Toro Co.	146,945	15,492,411
#*	TPI Composites, Inc.	54,294	540,768
	Trane Technologies PLC	152,236	24,301,433
#*	Transcat, Inc.	14,702	1,216,738
	TransDigm Group, Inc.	38,163	21,972,729
	TransUnion.	149,425	8,856,420
*	Trex Co., Inc.	141,580	6,808,582
*	TriNet Group, Inc.	123,118	8,000,208
#	Trinity Industries, Inc.	228,697	6,524,725
#	Triton International Ltd.	159,067	9,653,776
*	Triumph Group, Inc.	5,087	46,037
*	TrueBlue, Inc.	79,353	1,560,080
*	Tutor Perini Corp.	154,595	1,147,095
*	Twin Disc, Inc.	24,297	316,104
#*	U.S. Xpress Enterprises, Inc., Class A	34,593	80,602
*	Uber Technologies, Inc.	215,455	5,724,639
#	UFP Industries, Inc.	110,846	7,895,561
*	Ultralife Corp.	50,332	249,143
	UniFirst Corp.	26,576	4,890,250
	Union Pacific Corp.	458,821	90,451,972
*	United Airlines Holdings, Inc.	231,152	9,958,028
	United Parcel Service, Inc., Class B	521,453	87,484,170
*	United Rentals, Inc.	133,757	42,228,422
#*	Univar Solutions, Inc.	262,523	6,689,086
	Universal Logistics Holdings, Inc.	63,922	2,045,504
#*	Urban-Gro, Inc.	4,437	18,014
*	V2X, Inc.	21,780	892,762
	Valmont Industries, Inc.	37,586	11,998,203
	Verisk Analytics, Inc.	134,242	24,543,465
#*	Veritiv Corp.	49,822	5,792,306
*	Viad Corp.	30,538	1,138,457
#*	Vicor Corp.	27,067	1,292,991
*	Virco Mfg. Corp.	14,468	59,898
*	VirTra, Inc.	2,827	14,700
	VSE Corp.	23,879	1,105,359
#	Wabash National Corp.	118,253	2,560,177
	Waste Management, Inc.	314,321	49,779,017
#	Watsco, Inc.	47,367	12,834,562
#	Watsco, Inc., Class B	2,268	621,738
	Watts Water Technologies, Inc., Class A	47,397	6,937,025
	Werner Enterprises, Inc.	154,083	6,040,054
*	WESCO International, Inc.	100,857	13,895,069
	Westinghouse Air Brake Technologies Corp.	165,917	15,476,738

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	Willdan Group, Inc.	25,061	$346,343
*	Willis Lease Finance Corp.	4,420	168,402
*	WillScot Mobile Mini Holdings Corp.	418,008	17,777,880
	Woodward, Inc.	100,229	9,190,999
	WW Grainger, Inc.	50,698	29,625,376
*	XPO Logistics, Inc.	217,562	11,256,658
	Xylem, Inc.	129,051	13,218,694
#*	Yellow Corp.	20,558	91,072
#	Zurn Elkay Water Solutions Corp.	218,032	5,121,572

TOTAL INDUSTRIALS			3,420,024,862

INFORMATION TECHNOLOGY — (20.6%)
#*	3D Systems Corp.	131,297	1,159,353
#	A10 Networks, Inc.	14,600	245,280
	Accenture PLC, Class A	421,535	119,673,786
*	ACI Worldwide, Inc.	198,394	4,826,926
#*	ADDvantage Technologies Group, Inc.	3,642	7,029
	Adeia, Inc.	214,925	2,402,861
*	Adobe, Inc.	257,391	81,979,033
	ADTRAN Holdings, Inc.	139,972	3,143,771
#	Advanced Energy Industries, Inc.	60,751	4,778,066
*	Advanced Micro Devices, Inc.	692,606	41,597,916
*	Agilysys, Inc.	32,445	2,081,996
#*	Airgain, Inc.	10,681	77,544
*	Akamai Technologies, Inc.	148,639	13,129,283
*	Alarm.com Holdings, Inc.	55,635	3,273,563
*	Alithya Group, Inc., Class A	19,215	34,011
#*	Alpha & Omega Semiconductor Ltd.	72,667	2,379,844
*	Altair Engineering, Inc., Class A	13,164	645,694
*	Ambarella, Inc.	42,585	2,330,677
	Amdocs Ltd.	148,537	12,820,228
	American Software, Inc., Class A	48,020	822,583
	Amkor Technology, Inc.	540,454	11,236,039
	Amphenol Corp., Class A	361,632	27,422,555
*	AmpliTech Group, Inc.	5,076	11,827
*	Amtech Systems, Inc.	28,269	260,640
	Analog Devices, Inc.	248,205	35,398,997
*	ANSYS, Inc.	49,330	10,909,823
#*	Appfolio, Inc., Class A	13,609	1,706,160
	Apple, Inc.	9,026,207	1,384,078,581
	Applied Materials, Inc.	647,594	57,176,074
*	Arista Networks, Inc.	155,474	18,790,588
*	Arlo Technologies, Inc.	103,915	535,162
*	Arrow Electronics, Inc.	134,911	13,661,088
#*	Aspen Technology, Inc.	34,831	8,409,945
*	AstroNova, Inc.	10,455	123,892
*	Asure Software, Inc.	18,562	122,509
	Atlassian Corp., Class A	25,965	5,263,884
*	AudioEye, Inc.	2,210	11,801
*	Autodesk, Inc.	118,624	25,421,123
	Automatic Data Processing, Inc.	320,760	77,527,692
	Autoscope Technologies Corp.	1,601	6,820
*	Aviat Networks, Inc.	44,312	1,447,230
#*	Avid Technology, Inc.	61,557	1,692,202
	Avnet, Inc.	173,801	6,985,062
*	Aware, Inc.	26,185	42,420
#*	Axcelis Technologies, Inc.	62,487	3,624,246
#*	AXT, Inc.	124,851	566,824
#	Badger Meter, Inc.	49,152	5,528,617

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	Bel Fuse, Inc., Class A	1,700	$50,949
	Bel Fuse, Inc., Class B	19,194	622,078
#	Belden, Inc.	82,011	5,710,426
	Benchmark Electronics, Inc.	68,774	1,952,494
#*	Benefitfocus, Inc.	19,574	137,997
#	Bentley Systems, Inc., Class B	56,465	1,992,085
#*	Bill.Com Holdings, Inc.	20,804	2,774,421
	BK Technologies Corp.	6,762	17,784
*	Black Knight, Inc.	116,435	7,040,824
#*	Blackbaud, Inc.	60,698	3,320,181
*	Block, Inc., Class A	63,840	3,834,869
#*	BM Technologies, Inc.	9,173	69,623
*	Box, Inc., Class A	149,460	4,341,813
*	Brightcove, Inc.	5,600	37,520
	Broadcom, Inc.	323,073	151,883,079
	Broadridge Financial Solutions, Inc.	121,913	18,294,265
*	Cadence Design Systems, Inc.	137,513	20,818,093
*	CalAmp Corp.	44,377	168,633
*	Calix, Inc.	101,248	7,455,903
#*	Cambium Networks Corp.	18,700	361,845
*	Cantaloupe, Inc.	11,909	39,895
	Cass Information Systems, Inc.	25,031	1,070,826
	CDW Corp.	121,804	21,048,949
*	Cerence, Inc.	57,043	981,140
*	Ceridian HCM Holding, Inc.	57,326	3,794,408
*	CEVA, Inc.	33,676	931,478
*	ChannelAdvisor Corp.	41,318	951,967
#*	Ciena Corp.	268,852	12,878,011
#*	Cirrus Logic, Inc.	91,803	6,161,817
	Cisco Systems, Inc.	2,518,417	114,411,684
#*	Clearfield, Inc.	21,492	2,610,633
	Climb Global Solutions, Inc.	4,700	147,627
#*	Cloudflare, Inc., Class A	42,253	2,379,689
*	Coda Octopus Group, Inc.	10,231	65,683
	Cognex Corp.	119,150	5,508,304
	Cognizant Technology Solutions Corp., Class A	360,809	22,460,360
*	Cognyte Software Ltd.	66,449	180,741
#*	Coherent Corp.	48,862	1,642,252
#*	Cohu, Inc.	80,407	2,646,998
*	CommScope Holding Co., Inc.	185,440	2,455,226
*	CommVault Systems, Inc.	30,682	1,868,227
*	Computer Task Group, Inc.	36,691	280,686
#	Comtech Telecommunications Corp.	101,727	1,124,083
	Concentrix Corp.	101,285	12,380,066
*	Conduent, Inc.	389,902	1,606,396
#*	Consensus Cloud Solutions, Inc.	33,567	1,884,451
*	CoreCard Corp.	605	14,823
	Corning, Inc.	623,539	20,059,250
*	CPI Card Group, Inc.	1,323	26,050
*	CPS Technologies Corp.	2,406	7,242
*	Crowdstrike Holdings, Inc., Class A	30,883	4,978,340
#	CSG Systems International, Inc.	73,745	4,769,089
	CSP, Inc.	1,909	14,108
	CTS Corp.	62,834	2,483,200
*	CVD Equipment Corp.	2,900	18,444
*	CyberOptics Corp.	12,288	663,183
*	Daktronics, Inc.	162,497	555,740
*	Data I/O Corp.	13,075	51,908
*	Datadog, Inc., Class A	75,759	6,099,357

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Dell Technologies, Inc., Class C	166,059	$6,376,666
#*	Digi International, Inc.	53,587	2,161,164
*	DigitalOcean Holdings, Inc.	8,285	297,597
#*	Diodes, Inc.	95,808	6,866,559
*	DocuSign, Inc.	31,545	1,523,624
	Dolby Laboratories, Inc., Class A	97,283	6,502,396
*	Dropbox, Inc., Class A.	169,039	3,676,598
*	Duck Creek Technologies, Inc.	13,002	155,244
*	DXC Technology Co.	333,937	9,600,689
*	Dynatrace, Inc.	138,129	4,867,666
#*	DZS, Inc.	39,128	621,744
#	Ebix, Inc.	54,747	1,083,443
*	Edgio, Inc.	175,677	472,571
*	eGain Corp.	35,687	287,280
*	Elastic NV	32,766	2,095,386
#*	Electro-Sensors, Inc.	2,348	11,153
*	EMCORE Corp.	47,148	72,136
*	Enphase Energy, Inc.	63,767	19,576,469
	Entegris, Inc.	120,587	9,567,373
#*	Envestnet, Inc.	47,975	2,365,647
*	EPAM Systems, Inc.	28,288	9,900,800
*	ePlus, Inc.	62,070	3,024,050
#*	Euronet Worldwide, Inc.	71,012	5,965,718
#*	Everspin Technologies, Inc.	2,982	17,981
	EVERTEC, Inc.	112,423	4,025,868
*	Evo Payments, Inc., Class A	45,014	1,516,522
*	ExlService Holdings, Inc.	51,770	9,414,374
*	Extreme Networks, Inc.	60,024	1,076,831
*	F5, Inc.	69,270	9,899,376
*	Fabrinet	62,413	7,140,047
*	Fair Isaac Corp.	26,236	12,562,846
*	FARO Technologies, Inc.	35,605	1,040,022
	Fidelity National Information Services, Inc.	318,277	26,413,808
*	First Solar, Inc.	156,531	22,786,218
*	Fiserv, Inc.	253,288	26,022,809
*	FleetCor Technologies, Inc.	89,206	16,603,021
*	Flex Ltd.	985,371	19,293,564
*	Flywire Corp.	8,397	184,314
*	FormFactor, Inc.	125,085	2,527,968
*	Fortinet, Inc.	494,900	28,288,484
*	Franklin Wireless Corp.	400	1,388
*	Frequency Electronics, Inc.	25,787	132,803
*	Gartner, Inc.	73,940	22,323,965
#*	Genasys, Inc.	28,220	80,427
	Genpact Ltd.	313,805	15,219,542
	Global Payments, Inc.	149,441	17,075,129
#*	Globant SA	42,446	8,008,711
*	GoDaddy, Inc., Class A	107,562	8,647,985
*	Grid Dynamics Holdings, Inc.	31,986	435,329
#*	GSI Technology, Inc.	38,386	71,782
*	Guidewire Software, Inc.	54,204	3,220,260
	Hackett Group, Inc.	60,823	1,328,374
#*	Harmonic, Inc.	189,187	2,922,939
	Hewlett Packard Enterprise Co.	1,228,466	17,530,210
	HP, Inc.	784,967	21,680,789
*	HubSpot, Inc.	12,544	3,720,049
#*	I3 Verticals, Inc., Class A	1,200	26,112
#*	IBEX Holdings Ltd.	825	15,865
#*	Ichor Holdings Ltd.	38,178	971,248

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Identiv, Inc.	15,673	$188,860
#*	Immersion Corp.	51,298	273,931
#*	Infinera Corp.	241,727	1,356,088
#	Information Services Group, Inc.	73,262	397,813
#*	Innodata, Inc.	35,954	119,008
#*	Insight Enterprises, Inc.	75,946	7,177,656
	Intel Corp.	3,012,734	85,652,028
#	InterDigital, Inc.	46,307	2,309,330
	International Business Machines Corp.	561,325	77,625,634
*	International Money Express, Inc.	14,436	390,205
*	inTEST Corp.	11,556	93,604
#*	Intevac, Inc.	37,250	166,508
	Intuit, Inc.	102,795	43,944,862
*	IPG Photonics Corp.	69,066	5,916,194
*	Issuer Direct Corp.	1,400	29,582
*	Iteris, Inc.	49,178	147,534
*	Itron, Inc.	78,163	3,821,389
	Jabil, Inc.	399,040	25,638,320
	Jack Henry & Associates, Inc.	72,297	14,391,441
#*	Jamf Holding Corp.	2,750	65,093
	Juniper Networks, Inc.	345,665	10,577,349
*	Key Tronic Corp.	11,279	49,402
*	Keysight Technologies, Inc.	189,593	33,017,621
*	Kimball Electronics, Inc.	24,551	507,469
	KLA Corp.	126,872	40,148,644
*	Knowles Corp.	338,779	4,658,211
#	Kulicke & Soffa Industries, Inc.	134,547	5,642,901
*	KVH Industries, Inc.	31,726	340,420
*	Kyndryl Holdings, Inc.	161,763	1,564,248
	Lam Research Corp.	123,729	50,083,025
#*	Lantronix, Inc.	13,349	67,412
*	Lattice Semiconductor Corp.	121,248	5,881,740
*	LGL Group, Inc.	1,687	8,789
	Littelfuse, Inc.	39,397	8,677,189
*	LiveRamp Holdings, Inc.	104,885	1,925,689
#*	Lumentum Holdings, Inc.	83,057	6,183,594
*	Luna Innovations, Inc.	49,988	259,438
#*	MACOM Technology Solutions Holdings, Inc., Class H	96,470	5,582,719
*	Magnachip Semiconductor Corp.	35,188	350,121
*	Manhattan Associates, Inc.	66,633	8,107,237
	Marvell Technology, Inc.	339,309	13,463,781
	Mastercard, Inc., Class A	587,619	192,844,803
	Maximus, Inc.	117,123	7,222,975
#*	MaxLinear, Inc.	112,542	3,475,297
#	Methode Electronics, Inc.	73,464	3,028,921
	Microchip Technology, Inc.	561,763	34,683,248
	Micron Technology, Inc.	1,111,409	60,127,227
	Microsoft Corp.	4,150,122	963,367,820
#*	Mitek Systems, Inc.	53,036	599,837
	MKS Instruments, Inc.	90,339	7,421,349
#*	Model N, Inc.	2,462	93,556
*	MoneyGram International, Inc.	161,600	1,711,344
#*	MongoDB, Inc.	19,934	3,648,520
	Monolithic Power Systems, Inc.	22,800	7,739,460
	Motorola Solutions, Inc.	98,334	24,554,983
	M-Tron Industries, Inc.	843	8,683
#*	N-Able, Inc.	15,567	168,591
#*	Napco Security Technologies, Inc.	57,520	1,634,718
#	National Instruments Corp.	168,151	6,420,005

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	NCR Corp.	300,074	$6,379,573
*	Neonode, Inc.	2,126	7,760
	NetApp, Inc.	197,406	13,674,314
*	NETGEAR, Inc.	61,594	1,210,322
*	NetScout Systems, Inc.	145,109	5,212,315
*	NetSol Technologies, Inc.	15,653	48,055
	Network-1 Technologies, Inc.	28,392	68,709
#*	nLight, Inc.	31,723	341,657
*	Nortech Systems, Inc.	1,100	10,989
	NortonLifeLock, Inc.	415,838	9,368,830
#*	Novanta, Inc.	46,196	6,532,114
#	NVE Corp.	5,648	350,232
	NVIDIA Corp.	1,138,596	153,676,302
	NXP Semiconductors NV	111,198	16,243,804
*	Okta, Inc.	36,811	2,065,833
#*	Olo, Inc., Class A	43,833	386,169
*	ON Semiconductor Corp.	448,097	27,526,599
#*	ON24, Inc.	8,779	71,461
*	One Stop Systems, Inc.	700	2,254
*	OneSpan, Inc.	112,551	1,236,935
*	Onto Innovation, Inc.	87,794	5,868,151
*	Optical Cable Corp.	3,696	13,195
	Oracle Corp.	840,214	65,595,507
*	OSI Systems, Inc.	36,800	3,024,224
#*	Palantir Technologies, Inc., Class A	411,294	3,615,274
#*	Palo Alto Networks, Inc.	52,881	9,073,851
#*	PAR Technology Corp.	3,926	112,990
#*	Paya Holdings, Inc.	55,654	447,458
	Paychex, Inc.	244,087	28,877,933
*	Paycom Software, Inc.	36,043	12,470,878
*	Paylocity Holding Corp.	36,212	8,393,579
*	PayPal Holdings, Inc.	414,542	34,647,420
	PC Connection, Inc.	56,955	3,026,589
	PC-Tel, Inc.	205,594	956,012
#*	PDF Solutions, Inc.	64,721	1,526,121
#*	Perficient, Inc.	57,716	3,865,241
#*	PFSweb, Inc.	35,131	336,204
*	Photronics, Inc.	363,549	5,896,765
#*	Pixelworks, Inc.	42,541	59,983
*	Plexus Corp.	51,721	5,089,346
	Power Integrations, Inc.	91,633	6,112,837
#*	Powerfleet, Inc.	7,191	19,056
#*	PowerSchool Holdings, Inc., Class A	4,443	88,860
#*	Procore Technologies, Inc.	406	22,192
#	Progress Software Corp.	96,220	4,910,107
*	PTC, Inc.	83,954	9,892,300
*	Pure Storage, Inc., Class A	224,117	6,916,251
*	Qorvo, Inc.	150,088	12,919,575
	QUALCOMM, Inc.	829,776	97,631,444
#*	Qualtrics International, Inc., Class A	18,434	220,655
*	Qualys, Inc.	50,301	7,170,911
#*	QuickLogic Corp.	2,500	16,925
#*	Rambus, Inc.	211,363	6,374,708
#*	Repay Holdings Corp.	12,408	75,565
*	RF Industries Ltd.	9,040	48,906
*	Ribbon Communications, Inc.	234,020	620,153
	Richardson Electronics Ltd.	16,123	388,403
*	Rimini Street, Inc.	3,067	17,206
*	Rogers Corp.	29,975	7,054,017

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Roper Technologies, Inc.	41,731	$17,299,169
	Rubicon Technology, Inc.	568	1,153
*	Salesforce, Inc.	267,063	43,421,773
*	Sanmina Corp.	143,556	8,046,314
	Sapiens International Corp. NV	13,138	258,424
*	ScanSource, Inc.	50,395	1,561,237
*	Schmitt Industries, Inc.	3,718	4,722
	Seagate Technology Holdings PLC	213,303	10,592,627
#*	SecureWorks Corp., Class A	2,083	17,039
*	Semtech Corp.	71,175	1,970,836
*	ServiceNow, Inc.	36,022	15,155,896
#*	ShotSpotter, Inc.	1,436	54,568
*	SigmaTron International, Inc.	3,900	18,447
#*	Silicon Laboratories, Inc.	48,623	5,587,755
	Skyworks Solutions, Inc.	179,788	15,463,566
#*	SMART Global Holdings, Inc.	102,226	1,383,118
*	Snowflake, Inc., Class A	35,519	5,693,696
*	Socket Mobile, Inc.	2,194	4,256
*	SolarEdge Technologies, Inc.	24,862	5,719,006
*	SolarWinds Corp.	192,667	1,797,583
#*	Sono-Tek Corp.	1,447	10,317
*	Splunk, Inc.	46,663	3,878,162
*	SPS Commerce, Inc.	34,252	4,333,563
#*	Squarespace, Inc., Class A	5,996	133,171
	SS&C Technologies Holdings, Inc.	227,027	11,673,728
*	StarTek, Inc.	92,262	338,602
#*	Stratasys Ltd.	246,811	3,571,355
*	Sumo Logic, Inc.	15,068	116,174
*	Super Micro Computer, Inc.	33,323	2,318,948
	Switch, Inc., Class A	51,401	1,750,204
#*	Synaptics, Inc.	56,263	4,984,902
*	Synopsys, Inc.	55,277	16,171,286
	Taitron Components, Inc., Class A	500	2,050
	TD SYNNEX Corp.	106,389	9,735,657
	TE Connectivity Ltd.	181,858	22,228,503
*	Teledyne Technologies, Inc.	34,169	13,598,579
*	Telos Corp.	6,055	64,183
*	Teradata Corp.	148,466	4,690,041
#	Teradyne, Inc.	153,117	12,456,068
*	TESSCO Technologies, Inc.	14,267	68,196
	Texas Instruments, Inc.	750,861	120,610,802
*	Trade Desk, Inc., Class A	129,403	6,889,416
#*	TransAct Technologies, Inc.	8,492	34,478
*	Trimble, Inc.	199,370	11,994,099
*	Trio-Tech International	1,525	7,412
*	TSR, Inc.	210	1,493
	TTEC Holdings, Inc.	96,834	4,306,208
*	TTM Technologies, Inc.	208,790	3,196,575
#*	Turtle Beach Corp.	44,659	348,340
*	Twilio, Inc., Class A	50,024	3,720,285
*	Tyler Technologies, Inc.	22,321	7,217,049
#	Ubiquiti, Inc.	6,789	2,354,086
#*	Ultra Clean Holdings, Inc.	80,531	2,505,319
#*	Unisys Corp.	130,386	1,108,281
	Universal Display Corp.	44,000	4,189,680
*	Upland Software, Inc.	16,499	132,652
#*	Usio, Inc.	5,175	10,661
#*	Veeco Instruments, Inc.	87,358	1,592,536
*	VerifyMe, Inc.	3,897	4,482

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Verint Systems, Inc.	97,926	$3,469,518
*	VeriSign, Inc.	77,009	15,437,224
#*	Verra Mobility Corp.	95,359	1,627,778
#*	Vertex, Inc., Class A	6,367	114,733
#*	Viant Technology, Inc., Class A	2,954	13,470
#*	Viasat, Inc.	88,535	3,626,394
*	Viavi Solutions, Inc.	378,130	5,709,763
#	Visa, Inc., Class A	933,069	193,294,574
	Vishay Intertechnology, Inc.	247,054	5,165,899
#*	Vishay Precision Group, Inc.	25,485	860,119
	VMware, Inc., Class A	76,529	8,611,808
	Vontier Corp.	221,777	4,235,941
*	Western Digital Corp.	273,423	9,397,549
	Western Union Co.	329,202	4,447,519
*	WEX, Inc.	46,168	7,578,016
*	Wireless Telecom Group, Inc.	37,817	57,104
#*	Wolfspeed, Inc.	131,980	10,393,425
*	Workday, Inc., Class A	43,583	6,791,103
	Xerox Holdings Corp.	352,253	5,153,461
	Xperi, Inc.	85,970	1,201,001
*	Yext, Inc.	14,501	77,145
*	Zebra Technologies Corp., Class A	48,859	13,837,846
*	Zendesk, Inc.	30,944	2,373,095
*	Zoom Video Communications, Inc., Class A	42,034	3,507,317
*	Zscaler, Inc.	33,761	5,202,570

TOTAL INFORMATION TECHNOLOGY			6,008,754,926

MATERIALS — (4.2%)
*	Advanced Emissions Solutions, Inc.	65,637	188,378
	AdvanSix, Inc.	53,013	1,928,613
#*	AgroFresh Solutions, Inc.	5,000	13,600
	Air Products & Chemicals, Inc.	122,513	30,677,255
	Albemarle Corp.	71,400	19,982,718
	Alcoa Corp.	332,293	12,969,396
	Alpha Metallurgical Resources, Inc.	16,072	2,713,757
	Amcor PLC	1,256,699	14,552,574
*	American Biltrite, Inc.	17	2,550
	American Vanguard Corp.	52,596	1,223,909
#*	Ampco-Pittsburgh Corp.	199,817	609,442
#	AptarGroup, Inc.	104,911	10,401,926
#*	Arconic Corp.	125,586	2,607,165
#	Ardagh Metal Packaging SA	51,678	229,450
*	Ascent Industries Co.	19,475	283,361
	Ashland, Inc.	95,682	10,038,955
#*	Aspen Aerogels, Inc.	27,920	354,026
#*	ATI, Inc.	185,772	5,528,575
	Avery Dennison Corp.	98,454	16,692,876
#	Avient Corp.	150,801	5,201,126
*	Axalta Coating Systems Ltd.	443,629	10,345,428
	Balchem Corp.	49,896	6,975,461
	Ball Corp.	304,752	15,051,701
*	Berry Global Group, Inc.	303,278	14,351,115
#	Cabot Corp.	123,272	9,058,027
	Caledonia Mining Corp. PLC	1,100	11,979
	Carpenter Technology Corp.	87,213	3,261,766
	Celanese Corp.	122,887	11,811,898
#*	Century Aluminum Co.	129,217	931,655
	CF Industries Holdings, Inc.	305,398	32,451,591
	Chase Corp.	19,162	1,805,252

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Chemours Co.	298,747	$8,553,127
*	Clearwater Paper Corp.	266,641	11,860,192
#*	Cleveland-Cliffs, Inc.	1,037,892	13,482,217
#*	Coeur Mining, Inc.	372,862	1,409,418
#	Commercial Metals Co.	265,048	12,059,684
	Compass Minerals International, Inc.	68,825	2,721,340
*	Core Molding Technologies, Inc.	12,521	124,083
	Corteva, Inc.	563,843	36,841,502
	Crown Holdings, Inc.	188,037	12,897,458
	Dow, Inc.	1,062,519	49,662,138
	DuPont de Nemours, Inc.	199,677	11,421,524
	Eagle Materials, Inc.	68,709	8,403,798
	Eastman Chemical Co.	135,594	10,414,975
	Ecolab, Inc.	113,210	17,781,895
*	Ecovyst, Inc.	6,030	59,999
#	Element Solutions, Inc.	442,738	7,615,094
#*	Ferroglobe PLC	151,743	884,662
*	Flexible Solutions International, Inc.	4,491	14,416
#*	Flotek Industries, Inc.	785,527	895,501
	FMC Corp.	130,597	15,527,983
	Fortitude Gold Corp.	38,385	214,956
	Freeport-McMoRan, Inc.	1,066,679	33,803,058
	Friedman Industries, Inc.	7,421	71,242
	FutureFuel Corp.	149,608	1,023,319
	Glatfelter Corp.	150,200	425,066
#	Gold Resource Corp.	134,351	214,962
	Graphic Packaging Holding Co.	694,617	15,948,406
	Greif, Inc., Class A	69,652	4,611,659
#	Greif, Inc., Class B	23,807	1,685,774
	Hawkins, Inc.	47,316	2,130,639
	Haynes International, Inc.	27,644	1,352,068
#	HB Fuller Co.	102,295	7,130,984
#	Hecla Mining Co.	1,065,069	4,867,365
	Huntsman Corp.	416,582	11,147,734
*	Ingevity Corp.	54,126	3,641,056
	Innospec, Inc.	44,386	4,438,156
	International Flavors & Fragrances, Inc.	209,634	20,462,375
	International Paper Co.	418,307	14,059,298
#*	Intrepid Potash, Inc.	23,470	1,062,017
#	Kaiser Aluminum Corp.	20,375	1,646,096
	Koppers Holdings, Inc.	37,444	934,602
#	Kronos Worldwide, Inc.	94,582	898,529
	Linde PLC	225,284	66,988,197
#*	Livent Corp.	248,043	7,830,718
#	Louisiana-Pacific Corp.	172,921	9,795,975
#*	LSB Industries, Inc.	232,203	4,093,739
	LyondellBasell Industries NV, Class A	482,619	36,896,223
	Martin Marietta Materials, Inc.	55,426	18,622,027
	Materion Corp.	44,374	3,803,296
#	Mativ Holdings, Inc.	120,579	2,862,545
	Mercer International, Inc.	163,115	2,189,003
	Minerals Technologies, Inc.	66,740	3,671,367
	Mosaic Co.	466,745	25,087,544
#*	MP Materials Corp.	58,778	1,765,691
	Myers Industries, Inc.	77,547	1,573,429
	NewMarket Corp.	19,207	5,845,458
	Newmont Corp.	592,176	25,060,888
#	Nexa Resources SA	7,300	36,646
#	Northern Technologies International Corp.	11,400	157,890

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
#	Nucor Corp.	468,854	$61,598,039
*	O-I Glass, Inc.	349,557	5,701,275
	Olin Corp.	359,920	19,057,764
#	Olympic Steel, Inc.	42,024	1,143,473
	Orion Engineered Carbons SA	4,171	66,569
	Packaging Corp. of America	150,152	18,049,772
	PPG Industries, Inc.	199,985	22,834,287
#	Quaker Chemical Corp.	6,145	999,423
#	Ramaco Resources, Inc.	2,300	25,967
#*	Ranpak Holdings Corp.	3,199	12,156
#*	Rayonier Advanced Materials, Inc.	223,975	1,019,086
	Reliance Steel & Aluminum Co.	121,609	24,501,781
#*	Resolute Forest Products, Inc.	163,412	3,400,604
	Royal Gold, Inc.	91,793	8,716,663
	RPM International, Inc.	154,445	14,605,864
	Ryerson Holding Corp.	91,981	3,085,963
	Schnitzer Steel Industries, Inc., Class A	57,115	1,541,534
#	Scotts Miracle-Gro Co.	94,284	4,328,578
	Sealed Air Corp.	195,134	9,292,281
	Sensient Technologies Corp.	66,018	4,717,646
	Sherwin-Williams Co.	169,862	38,224,046
#	Silgan Holdings, Inc.	283,667	13,434,469
	Sonoco Products Co.	194,662	12,084,617
#	Southern Copper Corp.	91,906	4,316,825
	Steel Dynamics, Inc.	489,571	46,044,153
	Stepan Co.	37,766	3,944,281
#*	Summit Materials, Inc., Class A	236,923	6,242,921
	SunCoke Energy, Inc.	153,758	1,116,283
	Sylvamo Corp.	45,357	2,184,847
*	TimkenSteel Corp.	139,370	2,430,613
	Tredegar Corp.	100,294	1,092,202
#	TriMas Corp.	95,214	2,175,640
#	Trinseo PLC	160,455	3,019,763
	Tronox Holdings PLC, Class A	255,777	3,069,324
*	U.S. Gold Corp.	2,698	9,956
	U.S. Steel Corp.	506,319	10,308,655
	United States Lime & Minerals, Inc.	9,696	1,223,150
*	Universal Stainless & Alloy Products, Inc.	19,376	142,414
	Valvoline, Inc.	229,497	6,738,032
#*	Venator Materials PLC	62,639	57,628
	Vulcan Materials Co.	117,856	19,293,027
	Warrior Met Coal, Inc.	117,737	4,372,752
	Westlake Corp.	139,612	13,493,500
	WestRock Co.	255,189	8,691,737
#	Worthington Industries, Inc.	90,166	4,288,295

TOTAL MATERIALS			1,225,634,383

REAL ESTATE — (0.2%)
#*	AMREP Corp.	6,773	81,953
#*	Anywhere Real Estate, Inc.	422,801	3,141,411
*	CBRE Group, Inc., Class A	302,427	21,454,171
*	CKX Lands, Inc.	743	7,980
*	Comstock Holding Cos., Inc.	2,585	10,107
#*	Cushman & Wakefield PLC	151,945	1,754,965
#	Douglas Elliman, Inc.	75,941	350,847
#	eXp World Holdings, Inc.	26,351	348,097
#*	Five Point Holdings LLC, Class A	62,036	141,442
*	Forestar Group, Inc.	18,863	218,434
*	FRP Holdings, Inc.	18,316	1,110,499

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
#*	Howard Hughes Corp.	63,065	$3,869,038
*	InterGroup Corp.	200	9,866
*	Jones Lang LaSalle, Inc.	78,214	12,443,065
*	JW Mays, Inc.	900	39,762
#	Kennedy-Wilson Holdings, Inc.	246,549	4,095,179
#	Marcus & Millichap, Inc.	65,326	2,406,610
#*	Maui Land & Pineapple Co., Inc.	20,394	173,349
#	Newmark Group, Inc., Class A	327,979	2,686,148
*	Rafael Holdings, Inc., Class B	23,666	41,889
	RE/MAX Holdings, Inc., Class A	41,099	799,786
	RMR Group, Inc., Class A	24,138	660,657
#	St. Joe Co.	97,660	3,469,860
#	Stratus Properties, Inc.	14,910	440,740
*	Tejon Ranch Co.	65,816	1,114,923
#*	Trinity Place Holdings, Inc.	31,005	23,564
*	Zillow Group, Inc., Class A	46,959	1,452,442
#*	Zillow Group, Inc., Class C	110,115	3,398,149

TOTAL REAL ESTATE			65,744,933

UTILITIES — (2.6%)
	AES Corp.	445,524	11,654,908
#	ALLETE, Inc.	67,880	3,819,608
	Alliant Energy Corp.	178,183	9,295,807
	Ameren Corp.	176,424	14,382,085
	American Electric Power Co., Inc.	250,817	22,051,831
#	American States Water Co.	56,525	5,113,252
	American Water Works Co., Inc.	113,895	16,553,499
#	Artesian Resources Corp., Class A	12,735	665,786
#	Atlantica Sustainable Infrastructure PLC	153,959	4,266,204
	Atmos Energy Corp.	101,606	10,826,119
#	Avangrid, Inc.	64,111	2,608,035
#	Avista Corp.	88,378	3,626,149
#	Black Hills Corp.	79,892	5,222,540
	Brookfield Renewable Corp., Class A	38,245	1,186,742
	California Water Service Group.	72,894	4,523,802
	CenterPoint Energy, Inc.	464,681	13,294,523
	Chesapeake Utilities Corp.	25,608	3,185,123
	Clearway Energy, Inc., Class A	54,538	1,763,214
#	Clearway Energy, Inc., Class C	120,901	4,200,101
	CMS Energy Corp.	200,108	11,416,161
	Consolidated Edison, Inc.	200,215	17,610,911
	Consolidated Water Co. Ltd.	26,390	484,520
	Constellation Energy Corp.	172,554	16,313,255
	Dominion Energy, Inc.	426,520	29,843,604
	DTE Energy Co.	122,301	13,711,165
	Duke Energy Corp.	383,805	35,762,950
	Edison International	235,986	14,168,599
#	Entergy Corp.	137,734	14,756,821
	Essential Utilities, Inc.	219,773	9,718,362
	Evergy, Inc.	160,004	9,781,045
	Eversource Energy	198,030	15,105,728
	Exelon Corp.	517,662	19,976,577
	FirstEnergy Corp.	327,337	12,343,878
	Genie Energy Ltd., Class B	42,689	417,072
#	Global Water Resources, Inc.	1,904	24,295
	Hawaiian Electric Industries, Inc.	158,012	6,010,776
	IDACORP, Inc.	72,282	7,567,925
	MGE Energy, Inc.	53,374	3,634,236
#	Middlesex Water Co.	26,334	2,356,103

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
UTILITIES — (Continued)
	National Fuel Gas Co.	121,202	$8,179,923
#	New Jersey Resources Corp.	154,239	6,885,229
	NextEra Energy, Inc.	957,284	74,189,510
	NiSource, Inc.	453,468	11,649,593
#	Northwest Natural Holding Co.	44,788	2,153,855
#	NorthWestern Corp.	68,394	3,613,255
	NRG Energy, Inc.	488,682	21,697,481
	OGE Energy Corp.	269,039	9,854,899
	ONE Gas, Inc.	75,164	5,823,707
#	Ormat Technologies, Inc.	94,696	8,565,253
#	Otter Tail Corp.	63,286	4,266,742
#*	PG&E Corp.	530,888	7,926,158
	Pinnacle West Capital Corp.	127,225	8,550,792
	PNM Resources, Inc.	122,521	5,693,551
#	Portland General Electric Co.	125,713	5,649,542
	PPL Corp.	470,684	12,468,419
	Public Service Enterprise Group, Inc.	300,038	16,823,131
*	Pure Cycle Corp.	35,231	304,044
#	RGC Resources, Inc.	10,999	235,929
#	Sempra Energy	153,873	23,225,591
	SJW Group	41,008	2,898,445
#	South Jersey Industries, Inc.	143,684	4,981,524
	Southern Co.	534,107	34,973,326
	Southwest Gas Holdings, Inc.	82,487	6,027,325
	Spire, Inc.	69,717	4,866,944
#*	Sunnova Energy International, Inc.	163,525	3,031,754
	UGI Corp.	236,810	8,366,497
	Unitil Corp.	27,033	1,424,909
#	Via Renewables, Inc.	18,700	130,713
	Vistra Corp.	797,662	18,322,296
	WEC Energy Group, Inc.	187,363	17,111,863
	Xcel Energy, Inc.	308,463	20,084,026
	York Water Co.	20,352	886,533

TOTAL UTILITIES			740,106,070

TOTAL COMMON STOCKS			27,700,510,514

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	15,532	343,723

CONSUMER DISCRETIONARY — (0.0%)
	Qurate Retail, Inc., 8.000%	9,858	475,353

INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	53,920	1,455,840

TOTAL PREFERRED STOCKS			2,274,916

RIGHTS/WARRANTS — (0.0%)

INDUSTRIALS — (0.0%)
#††	Contra Communications, Inc.	5,421	23,961

TOTAL INVESTMENT SECURITIES (Cost $13,059,889,382)			27,702,809,391

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund 3.010%	248,087,015	$248,087,015

SECURITIES LENDING COLLATERAL — (4.1%)
@§ The DFA Short Term Investment Fund	103,556,037	1,197,211,347

TOTAL INVESTMENTS — (100.0%) (Cost $14,505,588,592)		$29,148,107,753

As of October 31, 2022, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,616	12/16/22	$322,362,519	$313,746,400	$(8,616,119)

Total Futures Contracts			$322,362,519	$313,746,400	$(8,616,119)

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$1,747,952,953	$8,484	—		$1,747,961,437
Consumer Discretionary	3,090,621,403	—	$4,986		3,090,626,389
Consumer Staples	1,864,843,825	94,387	—		1,864,938,212
Energy	1,961,903,671	—	—		1,961,903,671
Financials	4,008,109,526	5,250	—		4,008,114,776
Health Care	3,565,356,114	—	1,344,741		3,566,700,855
Industrials	3,419,367,777	657,085	—		3,420,024,862
Information Technology	6,008,754,926	—	—		6,008,754,926
Materials	1,225,634,383	—	—		1,225,634,383
Real Estate	65,705,171	39,762	—		65,744,933
Utilities	740,106,070	—	—		740,106,070
Preferred Stocks
Communication Services	343,723	—	—		343,723
Consumer Discretionary	475,353	—	—		475,353
Industrials	1,455,840	—	—		1,455,840
Rights/Warrants
Industrials	—	—	23,961		23,961
Temporary Cash Investments	248,087,015	—	—		248,087,015
Securities Lending Collateral	—	1,197,211,347	—		1,197,211,347
Futures Contracts**	(8,616,119)	—	—		(8,616,119)

TOTAL	$27,940,101,631	$1,198,016,315	$1,373,688	^	$29,139,491,634

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value†
COMMON STOCKS — (95.6%)
COMMUNICATION SERVICES — (5.4%)
	Activision Blizzard, Inc.	310,270	$22,587,656
*	Alphabet, Inc., Class A	2,447,900	231,351,029
*	Alphabet, Inc., Class C	2,361,300	223,520,658
#*	Altice USA, Inc., Class A	298,013	1,969,866
#*	AMC Networks, Inc., Class A	163,262	3,675,028
#*	Angi, Inc.	60,467	130,004
*	Anterix, Inc.	49,676	1,905,075
	AT&T, Inc.	4,477,834	81,630,914
	ATN International, Inc.	81,332	3,507,036
#*	Audacy, Inc., Class A	192,693	66,595
*	Ballantyne Strong, Inc.	5,733	14,390
#*	Bandwidth, Inc., Class A	11,588	137,550
#*	Boston Omaha Corp., Class A	5,223	145,565
*	Bumble, Inc., Class A	38,323	973,404
	Cable One, Inc.	12,624	10,849,444
*	Cargurus, Inc.	61,719	898,629
#*	Cars.com, Inc.	164,649	2,285,328
*	Charter Communications, Inc., Class A	120,783	44,402,246
#*	Cinemark Holdings, Inc.	146,011	1,549,177
	Cogent Communications Holdings, Inc.	78,380	4,115,734
	Comcast Corp., Class A	3,103,081	98,491,791
#*	comScore, Inc.	45,739	55,344
*	Consolidated Communications Holdings, Inc.	190,075	982,688
#*	Cumulus Media, Inc., Class A	22,762	167,756
#*	Daily Journal Corp.	426	114,274
	DallasNews Corp.	6,262	30,058
*	DHI Group, Inc.	750,413	4,802,643
#*	DISH Network Corp., Class A	336,650	5,019,451
#*	EchoStar Corp., Class A	99,873	1,884,604
	Electronic Arts, Inc.	116,272	14,645,621
#*	Emerald Holding, Inc.	27,806	92,872
#*	Endeavor Group Holdings, Inc., Class A	60,407	1,319,289
	Entravision Communications Corp., Class A	179,258	838,927
*	EverQuote, Inc., Class A	9,844	59,950
*	EW Scripps Co., Class A	195,795	2,778,331
*	Fluent, Inc.	11,731	15,016
	Fox Corp., Class A	421,532	12,169,629
	Fox Corp., Class B	250,842	6,822,902
*	Frontier Communications Parent, Inc.	23,659	554,094
*	Gaia, Inc.	23,801	55,694
#*	Gannett Co., Inc.	258,245	374,455
	Gray Television, Inc.	211,353	2,990,645
	Gray Television, Inc., Class A	3,160	39,942
#*	IDT Corp., Class B	253,897	6,616,556
#*	iHeartMedia, Inc., Class A	31,256	258,800
#*	IMAX Corp.	124,166	1,580,633
*	Insignia Systems, Inc.	500	2,825
	Interpublic Group of Cos., Inc.	754,483	22,476,049
*	Iridium Communications, Inc.	309,905	15,969,405
	John Wiley & Sons, Inc., Class A	105,869	4,466,613
	John Wiley & Sons, Inc., Class B	7,502	312,233
*	Lee Enterprises, Inc.	1,549	29,400
#*	Liberty Broadband Corp., Class A	24,602	2,099,043
*	Liberty Broadband Corp., Class B	1,306	111,428
*	Liberty Broadband Corp., Class C	149,382	12,612,322

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Latin America Ltd., Class A	260,460	$2,026,379
#*	Liberty Latin America Ltd., Class C	892,399	6,951,788
#*	Liberty Media Corp.-Liberty Braves, Class A	24,483	780,763
*	Liberty Media Corp.-Liberty Braves, Class B	522	18,531
#*	Liberty Media Corp.-Liberty Braves, Class C	68,418	2,131,905
#*	Liberty Media Corp.-Liberty Formula One, Class A	43,978	2,287,736
#*	Liberty Media Corp.-Liberty Formula One, Class C	318,417	18,382,213
*	Liberty Media Corp.-Liberty SiriusXM, Class A	95,225	4,041,349
*	Liberty Media Corp.-Liberty SiriusXM, Class B	3,564	161,449
*	Liberty Media Corp.-Liberty SiriusXM, Class C	240,787	10,158,804
#*	Lions Gate Entertainment Corp., Class A	464,290	3,742,177
#*	Lions Gate Entertainment Corp., Class B	704,243	5,345,204
*	Live Nation Entertainment, Inc.	146,291	11,646,226
#*	Loyalty Ventures, Inc.	249	294
#	Lumen Technologies, Inc.	1,978,233	14,559,795
#*	Madison Square Garden Entertainment Corp.	59,864	2,935,132
#	Madison Square Garden Sports Corp.	817	127,950
#*	Magnite, Inc.	50,796	370,303
*	Marchex, Inc., Class B	5,100	8,211
#	Marcus Corp.	58,680	882,547
*	Match Group, Inc.	174,316	7,530,451
*	Meta Platforms, Inc., Class A	1,750,602	163,086,082
*	Netflix, Inc.	125,634	36,670,052
	New York Times Co., Class A	249,625	7,229,140
	News Corp., Class A	427,879	7,218,319
	News Corp., Class B	280,427	4,803,714
#	Nexstar Media Group, Inc., Class A	114,781	19,661,985
	Omnicom Group, Inc.	339,247	24,680,219
#*	Ooma, Inc.	2,577	41,825
	Paramount Global, Class A	19,160	403,893
#	Paramount Global, Class B	560,715	10,272,299
*	Pinterest, Inc., Class A	68,016	1,673,194
*	Playtika Holding Corp.	70,444	665,696
#*	PubMatic, Inc., Class A	8,277	144,020
*	QuinStreet, Inc.	113,207	1,291,692
#*	Reading International, Inc., Class A	86,600	303,966
#*	Reading International, Inc., Class B	300	5,982
#*	ROBLOX Corp., Class A	59,489	2,661,538
#*	Roku, Inc.	9,859	547,569
	Saga Communications, Inc., Class A	5,094	117,671
#*	Salem Media Group, Inc.	4,104	8,536
#	Scholastic Corp.	83,005	3,165,811
#*	Sciplay Corp., Class A	1,000	13,990
#	Shenandoah Telecommunications Co.	180,301	4,085,621
	Shutterstock, Inc.	77,574	3,881,027
#	Sinclair Broadcast Group, Inc., Class A	16,150	287,631
#	Sirius XM Holdings, Inc.	914,131	5,521,351
#*	Snap, Inc., Class A	77,553	768,550
#	Spok Holdings, Inc.	66,436	583,972
*	Spotify Technology SA	29,127	2,347,054
*	Take-Two Interactive Software, Inc.	173,922	20,606,279
#*	TechTarget, Inc.	61,558	3,973,569
	TEGNA, Inc.	555,794	11,604,979
#	Telephone & Data Systems, Inc.	344,097	5,849,649
#*	Telesat Corp.	26,642	232,052
*	Thryv Holdings, Inc.	2,510	51,355
*	T-Mobile U.S., Inc.	420,494	63,730,071
*	Townsquare Media, Inc., Class A	44,674	337,735
#*	Travelzoo	64,626	336,701

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	TripAdvisor, Inc.	145,468	$3,435,954
*	TrueCar, Inc.	225,655	406,179
#*	U.S. Cellular Corp.	66,343	2,067,911
#*	Urban One, Inc.	139,944	695,522
*	Urban One, Inc.	6,513	39,273
	Verizon Communications, Inc.	3,894,696	145,544,790
*	Walt Disney Co.	652,782	69,547,394
*	Warner Bros Discovery, Inc.	1,688,577	21,951,501
#	Warner Music Group Corp., Class A	46,177	1,201,526
*	WideOpenWest, Inc.	21,313	292,201
	World Wrestling Entertainment, Inc., Class A	79,408	6,264,497
*	Yelp, Inc.	128,607	4,939,795
*	Zedge, Inc., Class B	5,460	11,575
#*	Ziff Davis, Inc.	135,280	10,469,319

TOTAL COMMUNICATION SERVICES			1,626,378,044

CONSUMER DISCRETIONARY — (9.7%)
#	Cheesecake Factory, Inc.	106,182	3,802,377
#*	1-800-Flowers.com, Inc., Class A	98,553	718,451
#*	2U, Inc.	77,678	480,827
	Aaron’s Co., Inc.	90,572	943,760
#*	Abercrombie & Fitch Co., Class A	173,759	3,054,683
#	Academy Sports & Outdoors, Inc.	82,278	3,622,700
#	Acushnet Holdings Corp.	167,733	7,811,326
#*	Adient PLC	163,118	5,705,868
	ADT, Inc.	186,198	1,575,235
#*	Adtalem Global Education, Inc.	130,670	5,448,939
	Advance Auto Parts, Inc.	90,313	17,152,245
*	Amazon.com, Inc.	3,049,564	312,397,336
	AMCON Distributing Co.	1,168	218,416
*	American Axle & Manufacturing Holdings, Inc.	290,600	2,815,914
	American Eagle Outfitters, Inc.	452,251	5,137,571
*	American Outdoor Brands, Inc.	47,550	424,146
*	American Public Education, Inc.	93,472	1,197,376
#*	America’s Car-Mart, Inc.	24,380	1,666,617
*	Aptiv PLC	178,266	16,234,685
	Aramark	369,099	13,472,113
#	Ark Restaurants Corp.	7,366	152,182
	Arko Corp.	5,617	57,574
#*	Asbury Automotive Group, Inc.	67,885	10,708,859
	Autoliv, Inc.	155,704	12,510,816
#*	AutoNation, Inc.	257,829	27,409,801
*	AutoZone, Inc.	11,533	29,211,705
#*	Barnes & Noble Education, Inc.	127,814	356,601
#	Bassett Furniture Industries, Inc.	18,048	328,113
	Bath & Body Works, Inc.	125,058	4,174,436
*	Beazer Homes USA, Inc.	86,978	983,721
	Best Buy Co., Inc.	589,142	40,303,204
#	Big 5 Sporting Goods Corp.	320,032	4,125,212
#	Big Lots, Inc.	152,008	2,868,391
#*	Biglari Holdings, Inc., Class A	475	315,875
*	Biglari Holdings, Inc., Class B	5,247	723,824
#*	BJ’s Restaurants, Inc.	52,041	1,709,547
#	Bloomin’ Brands, Inc.	197,620	4,744,856
	Bluegreen Vacations Holding Corp.	20,047	347,014
*	Booking Holdings, Inc.	10,318	19,289,295
*	Boot Barn Holdings, Inc.	94,067	5,343,006
	BorgWarner, Inc.	444,198	16,670,751
	Boyd Gaming Corp.	77,977	4,503,951

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Bright Horizons Family Solutions, Inc.	68,676	$4,485,916
#*	Brinker International, Inc.	73,049	2,439,106
	Brunswick Corp.	244,212	17,258,462
#	Buckle, Inc.	96,967	3,813,712
	Build-A-Bear Workshop, Inc.	45,147	794,136
#*	Burlington Stores, Inc.	54,847	7,840,927
*	Caesars Entertainment, Inc.	45,189	1,976,115
#	Caleres, Inc.	86,823	2,372,873
	Camping World Holdings, Inc., Class A	41,769	1,162,431
#*	Capri Holdings Ltd.	336,852	15,387,399
#*	CarMax, Inc.	241,188	15,197,256
#*	Carnival Corp.	471,076	4,267,949
#*	CarParts.com, Inc.	49,245	230,467
	Carriage Services, Inc.	55,751	1,360,882
*	Carrols Restaurant Group, Inc.	96,184	168,322
#	Carter’s, Inc.	99,777	6,771,865
#	Cato Corp., Class A	100,877	1,201,445
*	Cavco Industries, Inc.	18,713	4,241,676
	Century Communities, Inc.	84,771	3,773,157
*	Chegg, Inc.	87,834	1,894,579
#*	Chewy, Inc., Class A	14,657	567,666
*	Chico’s FAS, Inc.	256,014	1,505,362
*	Children’s Place, Inc.	32,940	1,333,411
#*	Chipotle Mexican Grill, Inc.	15,063	22,569,345
	Choice Hotels International, Inc.	78,280	10,163,875
	Churchill Downs, Inc.	42,090	8,750,932
#*	Chuy’s Holdings, Inc.	47,295	1,385,743
#*	Citi Trends, Inc.	27,107	612,889
#	Columbia Sportswear Co.	148,332	11,050,734
#*	Conn’s, Inc.	127,882	1,049,911
#*	Container Store Group, Inc.	99,925	542,593
††	Contra Zagg, Inc.	75,640	6,808
*	Cooper-Standard Holdings, Inc.	49,035	465,832
#	Cracker Barrel Old Country Store, Inc.	58,253	6,653,658
#	Crown Crafts, Inc.	22,116	127,830
#	Culp, Inc.	32,546	163,381
	Dana, Inc.	374,904	5,983,468
	Darden Restaurants, Inc.	156,571	22,411,573
#*	Dave & Buster’s Entertainment, Inc.	83,319	3,320,262
#*	Deckers Outdoor Corp.	83,980	29,387,121
*	Delta Apparel, Inc.	23,691	357,971
#*	Denny’s Corp.	113,530	1,286,295
#	Designer Brands, Inc., Class A	137,389	2,092,434
#*	Destination XL Group, Inc.	9,135	61,022
#	Dick’s Sporting Goods, Inc.	205,560	23,384,506
#	Dillard’s, Inc., Class A	58,162	19,123,084
#	Dine Brands Global, Inc.	2,140	154,273
	Dollar General Corp.	206,922	52,775,456
*	Dollar Tree, Inc.	305,601	48,437,758
	Domino’s Pizza, Inc.	31,727	10,540,978
#*	Dorman Products, Inc.	84,113	6,865,303
	DR Horton, Inc.	472,989	36,363,394
#*	Duluth Holdings, Inc., Class B	3,601	31,329
	eBay, Inc.	747,182	29,767,731
#	Educational Development Corp.	13,726	34,315
#	El Pollo Loco Holdings, Inc.	106,505	1,069,310
#*	Envela Corp.	829	4,352
#	Escalade, Inc.	37,461	406,826
#	Ethan Allen Interiors, Inc.	63,310	1,620,103

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Etsy, Inc.	102,813	$9,655,169
	European Wax Center, Inc., Class A	4,948	71,152
*	Everi Holdings, Inc.	13,173	250,024
*	Expedia Group, Inc.	23,139	2,162,802
*	Fiesta Restaurant Group, Inc.	80,799	559,937
#*	Five Below, Inc.	87,336	12,781,624
	Flanigan’s Enterprises, Inc.	2,891	79,445
#	Flexsteel Industries, Inc.	20,065	308,399
#*	Floor & Decor Holdings, Inc., Class A	138,469	10,159,470
#	Foot Locker, Inc.	236,395	7,493,721
	Ford Motor Co.	2,081,479	27,829,374
#*	Fossil Group, Inc.	260,215	1,105,914
*	Fox Factory Holding Corp.	98,149	8,622,390
#	Franchise Group, Inc.	6,330	192,115
*	frontdoor, Inc.	140,415	3,097,555
*	Full House Resorts, Inc.	23,954	167,918
#*	Funko, Inc., Class A	62,496	1,290,542
#	Gap, Inc.	556,311	6,269,625
	Garmin Ltd.	161,695	14,235,628
	General Motors Co.	1,050,213	41,220,860
*	Genesco, Inc.	41,713	1,962,179
	Gentex Corp.	597,830	15,836,517
#*	Gentherm, Inc.	104,316	6,094,141
	Genuine Parts Co.	171,216	30,452,478
*	G-III Apparel Group Ltd.	248,762	4,850,859
*	Good Times Restaurants, Inc.	1,690	4,293
*	Goodyear Tire & Rubber Co.	477,694	6,066,714
*	GoPro, Inc., Class A	106,952	582,888
#	Graham Holdings Co., Class B	10,480	6,538,158
*	Grand Canyon Education, Inc.	101,162	10,179,932
#*	Green Brick Partners, Inc.	15,871	367,096
	Group 1 Automotive, Inc.	47,152	8,157,296
#*	Groupon, Inc.	24,172	178,148
	Guess?, Inc.	147,189	2,499,269
#	H&R Block, Inc.	272,291	11,204,775
	Hamilton Beach Brands Holding Co., Class A	31,592	372,154
#	Hanesbrands, Inc.	749,232	5,109,762
	Harley-Davidson, Inc.	264,017	11,352,731
	Hasbro, Inc.	124,085	8,096,546
#	Haverty Furniture Cos., Inc.	59,491	1,581,271
	Haverty Furniture Cos., Inc., Class A	2,523	68,222
#*	Helen of Troy Ltd.	61,809	5,848,368
#	Hibbett, Inc.	58,833	3,672,356
#*	Hilton Grand Vacations, Inc.	97,152	3,812,244
	Hilton Worldwide Holdings, Inc.	127,794	17,285,416
	Home Depot, Inc.	417,086	123,511,677
	Hooker Furnishings Corp.	60,622	915,392
*	Horizon Global Corp.	30,873	19,759
#*	Hovnanian Enterprises, Inc., Class A	300	12,099
*	Hyatt Hotels Corp., Class A	76,915	7,246,162
	Installed Building Products, Inc.	85,113	7,319,718
#	International Game Technology PLC	98,836	1,981,662
*	iRobot Corp.	66,470	3,755,555
*	J Jill, Inc.	1,647	34,011
#	Jack in the Box, Inc.	34,385	3,033,789
	Jerash Holdings US, Inc.	5,937	24,460
	JOANN, Inc.	1,331	7,041
	Johnson Outdoors, Inc., Class A	23,933	1,259,354
	KB Home	157,600	4,542,032

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Kohl’s Corp.	300,451	$8,998,507
#	Kontoor Brands, Inc.	54,930	1,961,001
#*	Kura Sushi USA, Inc., Class A	741	58,561
#*	Lakeland Industries, Inc.	30,717	363,382
#*	Lands’ End, Inc.	111,812	1,171,790
#*	Las Vegas Sands Corp.	39,122	1,487,027
	Laureate Education, Inc., Class A	110,900	1,401,776
*††	Lazare Kaplan International, Inc.	3,667	0
#	La-Z-Boy, Inc.	110,915	2,747,365
#*	Lazydays Holdings, Inc.	11,759	146,164
#	LCI Industries	77,616	8,235,834
	Lear Corp.	118,491	16,435,887
#*	Legacy Housing Corp.	1,425	26,448
#	Leggett & Platt, Inc.	310,557	10,481,299
	Lennar Corp., Class A	341,640	27,570,348
	Lennar Corp., Class B	39,269	2,561,124
#*	Leslie’s, Inc.	35,315	495,823
#	Levi Strauss & Co., Class A	53,940	806,942
#*	LGI Homes, Inc.	69,991	6,442,672
#	Lifetime Brands, Inc.	109,205	935,341
#*	Light & Wonder, Inc., Class A	120,879	6,786,147
#*	Lincoln Educational Services Corp.	56,293	312,426
#*	Liquidity Services, Inc.	113,568	1,951,098
	Lithia Motors, Inc.	75,478	14,955,966
*	Live Ventures, Inc.	246	5,929
	LKQ Corp.	404,335	22,497,199
#*	LL Flooring Holdings, Inc.	148,400	1,234,688
#*	Lovesac Co.	10,055	244,739
	Lowe’s Cos., Inc.	213,740	41,668,613
*	Lululemon Athletica, Inc.	49,611	16,324,003
*	M/I Homes, Inc.	73,907	3,066,401
	Macy’s, Inc.	708,643	14,775,207
#*	Malibu Boats, Inc., Class A	65,250	3,451,725
#	Marine Products Corp.	27,683	276,830
*	MarineMax, Inc.	61,282	1,980,021
	Marriott International, Inc., Class A	189,143	30,283,686
	Marriott Vacations Worldwide Corp.	98,481	14,551,553
#*	MasterCraft Boat Holdings, Inc.	46,154	1,004,311
*	Mattel, Inc.	671,706	12,735,546
	McDonald’s Corp.	168,336	45,898,494
#	MDC Holdings, Inc.	189,048	5,758,402
#*	Meritage Homes Corp.	110,232	8,395,269
	MGM Resorts International	467,004	16,611,332
*	Modine Manufacturing Co.	129,827	2,326,500
*	Mohawk Industries, Inc.	119,467	11,319,498
*	Monarch Casino & Resort, Inc.	6,743	535,462
	Monro, Inc.	76,624	3,658,796
#*	Motorcar Parts of America, Inc.	70,186	1,333,534
#	Movado Group, Inc.	41,980	1,388,279
	Murphy USA, Inc.	109,241	34,357,387
	Nathan’s Famous, Inc.	8,885	579,746
#*	National Vision Holdings, Inc.	172,545	6,391,067
#*	Nautilus, Inc.	75,979	126,125
	Newell Brands, Inc.	710,735	9,815,250
	NIKE, Inc., Class B	783,135	72,580,952
	Nobility Homes, Inc.	2,557	63,401
*	Noodles & Co.	3,938	22,919
#	Nordstrom, Inc.	141,873	2,885,697
*	NVR, Inc.	5,545	23,498,324

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	ODP Corp.	128,231	$5,074,101
#*	Ollie’s Bargain Outlet Holdings, Inc.	118,573	6,640,088
#*	ONE Group Hospitality, Inc.	6,673	49,914
*	OneSpaWorld Holdings Ltd.	4,539	41,169
*	O’Reilly Automotive, Inc.	24,853	20,806,186
#	Oxford Industries, Inc.	49,171	5,002,166
#	Papa John’s International, Inc.	52,889	3,841,328
	Patrick Industries, Inc.	70,798	3,236,177
#*	Penn Entertainment, Inc.	155,367	5,142,648
#	Penske Automotive Group, Inc.	241,111	26,912,810
#*	Perdoceo Education Corp.	168,167	1,922,149
#	PetMed Express, Inc.	39,873	850,092
*	Planet Fitness, Inc., Class A	113,210	7,412,991
*	Playa Hotels & Resorts NV	94,950	585,841
#	Polaris, Inc.	131,180	13,327,888
	Pool Corp.	62,833	19,115,684
*	Poshmark, Inc., Class A	31,267	558,429
*	Potbelly Corp.	57,616	286,928
	PulteGroup, Inc.	452,420	18,092,276
	PVH Corp.	136,467	7,003,486
#*	QuantumScape Corp.	137,152	1,142,476
*	Quotient Technology, Inc.	213,866	526,110
	Qurate Retail, Inc., Class A	578,940	1,354,720
#	Ralph Lauren Corp.	80,996	7,507,519
#	RCI Hospitality Holdings, Inc.	15,909	1,343,197
#*	Red Robin Gourmet Burgers, Inc.	29,845	245,326
	Red Rock Resorts, Inc., Class A	140,814	5,864,903
#	Rent-A-Center, Inc.	156,114	3,254,977
#*	Revolve Group, Inc.	22,726	545,424
#*	RH	53,640	13,620,805
#	Rocky Brands, Inc.	11,845	233,169
	Ross Stores, Inc.	325,599	31,156,568
#*	Royal Caribbean Cruises Ltd.	190,799	10,184,851
	Ruth’s Hospitality Group, Inc.	93,539	1,943,740
#*	Sally Beauty Holdings, Inc.	269,078	3,419,981
#*	SeaWorld Entertainment, Inc.	155,945	9,069,761
	Service Corp. International	493,717	29,924,187
#*	Shake Shack, Inc., Class A	44,856	2,492,648
#	Shoe Carnival, Inc.	72,122	1,729,486
#	Signet Jewelers Ltd.	152,601	9,955,689
*	Six Flags Entertainment Corp.	50,596	1,128,291
*	Skechers USA, Inc., Class A	282,853	9,738,629
*	Skyline Champion Corp.	149,453	8,699,659
#*	Sleep Number Corp.	62,361	1,729,894
#	Smith & Wesson Brands, Inc.	182,972	2,065,754
#	Sonic Automotive, Inc., Class A	84,938	3,970,851
#*	Sonos, Inc.	119,025	1,918,683
#*	Sportsman’s Warehouse Holdings, Inc.	111,297	999,447
	Standard Motor Products, Inc.	58,661	2,225,012
	Starbucks Corp.	261,927	22,680,259
	Steven Madden Ltd.	203,023	6,064,297
#*	Stitch Fix, Inc., Class A	14,052	56,208
#*	Stoneridge, Inc.	95,048	1,983,652
#	Strategic Education, Inc.	64,691	4,463,679
*	Strattec Security Corp.	8,355	217,230
#*	Stride, Inc.	101,879	3,413,965
#	Superior Group of Cos., Inc.	83,655	829,858
*	Superior Industries International, Inc.	142,929	654,615
*	Sypris Solutions, Inc.	5,324	10,701

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Tapestry, Inc.	534,326	$16,927,448
	Target Corp.	489,359	80,377,216
*	Taylor Morrison Home Corp.	329,873	8,688,855
	Tempur Sealy International, Inc.	509,963	13,712,905
#*	Tenneco, Inc., Class A	92,762	1,827,411
*	Tesla, Inc.	318,684	72,513,357
	Texas Roadhouse, Inc.	125,353	12,403,679
#	Thor Industries, Inc.	92,300	7,519,681
	Tile Shop Holdings, Inc.	13,200	52,008
#	Tilly’s, Inc., Class A	116,584	1,032,934
	TJX Cos., Inc.	681,383	49,127,714
	Toll Brothers, Inc.	283,295	12,204,349
*	TopBuild Corp.	118,784	20,209,910
#*	Topgolf Callaway Brands Corp.	74,140	1,387,901
	Tractor Supply Co.	200,653	44,097,510
	Travel & Leisure Co.	144,276	5,479,602
#*	TravelCenters of America, Inc.	20,953	1,332,192
#*	Tri Pointe Homes, Inc.	343,264	5,749,672
*	Tupperware Brands Corp.	17,349	134,108
*	Ulta Beauty, Inc.	80,995	33,966,873
*	Under Armour, Inc., Class A	239,786	1,786,406
*	Under Armour, Inc., Class C	273,802	1,796,141
#*	Unifi, Inc.	89,823	819,186
*	Universal Electronics, Inc.	65,967	1,346,386
#*	Universal Technical Institute, Inc.	67,732	467,351
#*	Urban Outfitters, Inc.	351,847	8,395,069
	Vail Resorts, Inc.	48,344	10,593,621
*	Vera Bradley, Inc.	154,670	502,677
	VF Corp.	411,507	11,625,073
#*	Victoria’s Secret & Co.	41,686	1,567,394
#*	Vince Holding Corp.	3,562	28,852
#*	Vista Outdoor, Inc.	153,804	4,466,468
#*	Visteon Corp.	64,948	8,473,766
#*	Vivint Smart Home, Inc.	7,895	60,397
#*	VOXX International Corp.	82,262	760,923
#*	Vuzix Corp.	1,337	6,685
	Wendy’s Co.	622,228	12,929,898
#	Weyco Group, Inc.	26,365	681,008
#	Whirlpool Corp.	131,915	18,235,930
#	Williams-Sonoma, Inc.	224,034	27,742,130
#	Wingstop, Inc.	41,509	6,574,610
	Winmark Corp.	7,748	1,949,707
#	Winnebago Industries, Inc.	85,156	5,082,962
	Wolverine World Wide, Inc.	179,599	3,076,531
#*	Workhorse Group, Inc.	41,504	112,061
#*	WW International, Inc.	98,895	447,005
	Wyndham Hotels & Resorts, Inc.	109,334	8,301,731
#*	Wynn Resorts Ltd.	73,771	4,713,967
#*	XPEL, Inc.	2,323	160,728
*	YETI Holdings, Inc.	111,288	3,570,119
	Yum! Brands, Inc.	109,405	12,937,141
#*	Zumiez, Inc.	55,600	1,247,108

TOTAL CONSUMER DISCRETIONARY			2,944,629,757

CONSUMER STAPLES — (6.2%)
#	Albertsons Cos., Inc., Class A	133,429	2,736,629
#	Alico, Inc.	30,679	939,391
	Altria Group, Inc.	525,734	24,325,712
	Andersons, Inc.	74,214	2,617,528

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Archer-Daniels-Midland Co.	447,830	$43,430,553
#	B&G Foods, Inc.	155,718	2,550,661
#*	BellRing Brands, Inc.	243,570	5,899,265
*	BJ’s Wholesale Club Holdings, Inc.	210,987	16,330,394
#*	Blue Apron Holdings, Inc., Class A	3,626	8,739
#*	Boston Beer Co., Inc. , Class A	19,989	7,461,694
*	Bridgford Foods Corp.	11,491	136,973
#	Brown-Forman Corp., Class A	59,147	4,067,539
	Brown-Forman Corp., Class B	310,975	21,146,300
	Bunge Ltd.	265,643	26,218,964
	Calavo Growers, Inc.	38,797	1,341,988
#	Cal-Maine Foods, Inc.	119,025	6,726,103
#	Campbell Soup Co.	480,228	25,408,863
	Casey’s General Stores, Inc.	110,874	25,801,489
*	Central Garden & Pet Co.	40,949	1,689,965
*	Central Garden & Pet Co., Class A	134,388	5,259,946
#*	Chefs’ Warehouse, Inc.	91,602	3,355,381
	Church & Dwight Co., Inc.	236,607	17,539,677
#	Clorox Co.	129,663	18,935,985
	Coca-Cola Co.	2,356,465	141,034,430
	Coca-Cola Consolidated, Inc.	26,301	12,808,850
	Coffee Holding Co., Inc.	5,400	12,366
	Colgate-Palmolive Co.	256,442	18,935,677
	Conagra Brands, Inc.	435,771	15,992,796
	Constellation Brands, Inc., Class A	68,555	16,938,569
	Costco Wholesale Corp.	257,234	129,002,851
*	Coty, Inc., Class A	1,143,253	7,671,228
*	Cyanotech Corp.	2,301	4,533
*	Darling Ingredients, Inc.	394,494	30,959,889
*	Duckhorn Portfolio, Inc.	8,150	119,153
#	Edgewell Personal Care Co.	137,344	5,382,511
*	elf Beauty, Inc.	101,357	4,384,704
#	Energizer Holdings, Inc.	129,376	3,737,673
	Estee Lauder Cos., Inc., Class A	113,511	22,757,820
*	Farmer Bros Co.	45,135	270,810
#	Flowers Foods, Inc.	629,426	18,070,820
	Fresh Del Monte Produce, Inc.	120,866	3,152,185
*††	Fresh Market, Inc.	18,803	0
#*	Freshpet, Inc.	23,935	1,410,968
	General Mills, Inc.	508,708	41,500,399
*	Grocery Outlet Holding Corp.	19,730	682,066
#*	Hain Celestial Group, Inc.	201,957	3,778,615
*	Herbalife Nutrition Ltd.	177,535	3,774,394
	Hershey Co.	161,039	38,451,282
*	HF Foods Group, Inc.	1,484	6,871
#*	Honest Co., Inc.	9,696	32,094
	Hormel Foods Corp.	474,828	22,055,761
*	Hostess Brands, Inc.	328,321	8,693,940
#	Ingles Markets, Inc., Class A	36,349	3,430,255
	Ingredion, Inc.	159,753	14,237,187
	Inter Parfums, Inc.	72,071	5,829,102
	J M Smucker Co.	123,946	18,673,704
#	J&J Snack Foods Corp.	42,031	6,204,196
	John B. Sanfilippo & Son, Inc.	34,146	2,848,118
	Kellogg Co.	404,698	31,088,900
	Keurig Dr Pepper, Inc.	203,351	7,898,153
	Kimberly-Clark Corp.	118,509	14,749,630
	Kraft Heinz Co.	292,880	11,267,094
	Kroger Co.	1,328,188	62,810,011

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Lamb Weston Holdings, Inc.	180,850	$15,592,887
	Lancaster Colony Corp.	61,386	11,066,668
#*	Landec Corp.	110,878	1,103,236
	Lifevantage Corp.	21,105	85,053
#*	Lifeway Foods, Inc.	20,990	122,792
#	Limoneira Co.	41,918	500,082
	Mannatech, Inc.	462	9,878
#	McCormick & Co., Inc.	253,668	19,948,452
#	McCormick & Co., Inc.	6,660	550,283
#	Medifast, Inc.	40,157	4,697,967
#	MGP Ingredients, Inc.	67,874	7,605,282
	Molson Coors Beverage Co., Class B	185,337	9,346,545
	Mondelez International, Inc., Class A	545,190	33,518,281
*	Monster Beverage Corp.	140,407	13,158,944
#	National Beverage Corp.	152,449	7,229,132
*	Natural Alternatives International, Inc.	16,951	144,762
	Natural Grocers by Vitamin Cottage, Inc.	59,159	680,328
	Natural Health Trends Corp.	16,960	62,413
*	Nature’s Sunshine Products, Inc.	48,329	407,897
	Nu Skin Enterprises, Inc., Class A	136,568	5,215,532
	Oil-Dri Corp. of America	13,370	394,816
	PepsiCo, Inc.	1,083,200	196,687,456
*	Performance Food Group Co.	140,615	7,317,605
	Philip Morris International, Inc.	329,158	30,233,162
*	Pilgrim’s Pride Corp.	257,979	5,946,416
*	Post Holdings, Inc.	224,452	20,294,950
#	PriceSmart, Inc.	68,815	4,402,096
	Procter & Gamble Co.	1,659,570	223,494,292
#	Reynolds Consumer Products, Inc.	18,520	565,601
*	Rocky Mountain Chocolate Factory, Inc.	12,203	80,784
	Seaboard Corp.	1,284	4,810,352
#*	Seneca Foods Corp., Class A	23,166	1,462,006
*	Seneca Foods Corp., Class B	1,999	126,377
*	Simply Good Foods Co.	221,076	8,467,211
#	SpartanNash Co.	86,901	3,103,235
	Spectrum Brands Holdings, Inc.	154,261	7,117,603
#*	Sprouts Farmers Market, Inc.	287,252	8,473,934
	Sysco Corp.	413,971	35,833,330
#	Tootsie Roll Industries, Inc.	91,531	3,696,937
#*	TreeHouse Foods, Inc.	134,179	6,741,153
#	Turning Point Brands, Inc.	53,179	1,252,897
	Tyson Foods, Inc., Class A	347,698	23,765,158
*	U.S. Foods Holding Corp.	427,399	12,719,394
*	United Natural Foods, Inc.	138,267	5,863,903
#	United-Guardian, Inc.	4,655	62,889
#	Universal Corp.	64,955	3,287,373
*	USANA Health Sciences, Inc.	77,330	4,060,598
#	Vector Group Ltd.	248,808	2,642,341
#	Village Super Market, Inc., Class A	29,418	654,256
*	Vital Farms, Inc.	2,960	39,190
	Walgreens Boots Alliance, Inc.	536,001	19,564,036
	Walmart, Inc.	754,200	107,345,286
#	WD-40 Co.	30,320	4,856,051
#	Weis Markets, Inc.	64,746	6,064,758
*	Whole Earth Brands, Inc.	3,012	10,391
*	Willamette Valley Vineyards, Inc.	6,260	38,311

TOTAL CONSUMER STAPLES			1,887,111,906

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (6.4%)
	Adams Resources & Energy, Inc.	7,057	$226,883
*	Alto Ingredients, Inc.	136,760	564,819
*	Amplify Energy Corp.	5,415	53,554
#	Antero Midstream Corp.	586,073	6,241,677
#*	Antero Resources Corp.	525,341	19,259,001
	APA Corp.	137,496	6,250,568
	Arch Resources, Inc.	36,473	5,554,473
	Archrock, Inc.	814,738	6,118,682
*	Ardmore Shipping Corp.	125,062	1,692,089
	Baker Hughes Co.	508,327	14,060,325
*	Battalion Oil Corp.	6,394	83,953
#	Berry Corp.	123,270	1,093,405
	Brigham Minerals, Inc., Class A	14,760	457,560
*	Bristow Group, Inc.	27,501	823,380
#	Cactus, Inc., Class A	81,136	4,196,354
#	California Resources Corp.	70,471	3,178,947
#*	Callon Petroleum Co.	126,015	5,539,619
#*	Centrus Energy Corp., Class A	500	23,655
#	ChampionX Corp.	425,708	12,183,763
	Cheniere Energy, Inc.	176,992	31,223,159
	Chesapeake Energy Corp.	20,688	2,115,762
	Chevron Corp.	1,074,238	194,329,654
	Chord Energy Corp.	33,420	5,116,268
#	Civitas Resources, Inc.	65,498	4,578,965
#*	Clean Energy Fuels Corp.	521,664	3,500,365
#*	CNX Resources Corp.	605,909	10,185,330
*	Comstock Resources, Inc.	355,339	6,673,266
	ConocoPhillips	1,162,116	146,531,206
	CONSOL Energy, Inc.	66,833	4,211,816
#	Continental Resources, Inc.	239,717	17,731,867
#	Core Laboratories NV	78,889	1,535,180
	Coterra Energy, Inc.	1,379,626	42,947,757
	CVR Energy, Inc.	173,685	6,784,136
	Delek U.S. Holdings, Inc.	184,212	5,463,728
#*	Denbury, Inc.	64,722	5,916,238
	Devon Energy Corp.	829,322	64,148,057
	DHT Holdings, Inc.	464,918	4,142,419
	Diamondback Energy, Inc.	185,776	29,187,267
*	DMC Global, Inc.	32,647	706,481
	Dorian LPG Ltd.	90,644	1,637,937
*	Dril-Quip, Inc.	178,713	4,446,379
*	DTE Midstream LLC	83,724	4,998,323
#*	Earthstone Energy, Inc., Class A	89,672	1,449,100
#	Enerflex Ltd.	82,005	423,966
*	Energy Services of America Corp.	4,950	13,217
#	EnLink Midstream LLC	644,983	7,662,398
	EOG Resources, Inc.	415,229	56,687,063
	Epsilon Energy Ltd.	67,458	470,182
#	EQT Corp.	408,230	17,080,343
	Equitrans Midstream Corp.	953,012	8,024,361
	Evolution Petroleum Corp.	76,644	604,721
#*	Expro Group Holdings NV	44,887	849,711
	Exxon Mobil Corp.	3,060,838	339,171,459
*	Forum Energy Technologies, Inc.	14,058	370,991
#*	Geospace Technologies Corp.	63,557	256,770
#*	Green Plains, Inc.	130,275	3,763,645
*	Gulf Island Fabrication, Inc.	72,244	342,437
*	Gulfport Energy Corp.	200	17,902
#*	Hallador Energy Co.	9,905	77,160

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Halliburton Co.	1,019,970	$37,147,307
*	Helix Energy Solutions Group, Inc.	557,695	3,903,865
	Helmerich & Payne, Inc.	277,707	13,749,274
	Hess Corp.	417,722	58,932,220
	HF Sinclair Corp.	407,621	24,934,177
*	Independence Contract Drilling, Inc.	738	3,181
#	International Seaways, Inc.	67,341	2,855,932
	Kinder Morgan, Inc.	938,180	16,999,822
*	Kosmos Energy Ltd.	875,913	5,684,675
#*	Laredo Petroleum, Inc.	34,314	2,218,400
*	Liberty Energy, Inc., Class A	168,782	2,854,104
*	Lightbridge Corp.	9,276	48,235
#	Magnolia Oil & Gas Corp., Class A	236,010	6,060,737
*	Mammoth Energy Services, Inc.	4,771	27,863
	Marathon Oil Corp.	913,976	27,830,569
	Marathon Petroleum Corp.	577,227	65,584,532
#	Matador Resources Co.	305,453	20,297,352
#	Murphy Oil Corp.	376,366	18,257,515
*	Nabors Industries Ltd.	21,570	3,753,827
#	NACCO Industries, Inc., Class A	11,718	662,770
#*	National Energy Services Reunited Corp.	26,337	199,108
*	Natural Gas Services Group, Inc.	64,398	740,577
*	NCS Multistage Holdings, Inc.	1,297	36,731
#	New Fortress Energy, Inc.	26,688	1,469,708
#*	Newpark Resources, Inc.	399,070	1,460,596
*	NexTier Oilfield Solutions, Inc.	448,041	4,516,253
#*	Noble Corp. PLC	20,204	728,152
	Nordic American Tankers Ltd.	10,301	31,830
	NOV, Inc.	657,730	14,733,152
	Occidental Petroleum Corp.	936,051	67,957,303
*	Oceaneering International, Inc.	315,608	4,415,356
#*	Oil States International, Inc.	195,857	1,267,195
	ONEOK, Inc.	501,921	29,773,954
*	Overseas Shipholding Group, Inc., Class A	234,750	685,470
	Ovintiv, Inc.	341,613	17,302,698
*	Par Pacific Holdings, Inc.	78,557	1,797,384
	Patterson-UTI Energy, Inc.	453,011	7,995,644
*	PBF Energy, Inc., Class A	298,441	13,206,014
	PDC Energy, Inc.	276,995	19,982,419
#*	Peabody Energy Corp.	314,619	7,519,394
#*	Permian Resources Corp., Class A	521,351	5,093,599
	Phillips 66	262,444	27,370,285
#	PHX Minerals, Inc.	2,371	9,437
	Pioneer Natural Resources Co.	148,679	38,122,782
*	PrimeEnergy Resources Corp.	3,139	235,425
*	ProPetro Holding Corp.	315,523	3,735,792
	Range Resources Corp.	704,611	20,067,321
*	Ranger Energy Services, Inc.	17,872	187,656
#	Ranger Oil Corp., Class A	7,870	321,883
*	REX American Resources Corp.	44,943	1,347,841
	Riley Exploration Permian, Inc.	600	17,442
#	RPC, Inc.	346,578	3,857,413
*	SandRidge Energy, Inc.	46,447	877,384
	Schlumberger NV	730,852	38,026,230
	Scorpio Tankers, Inc.	139,897	6,706,662
#*	SEACOR Marine Holdings, Inc.	85,466	664,071
*	Select Energy Services, Inc., Class A	233,195	2,250,332
	SFL Corp. Ltd.	543,585	5,544,567
#*	SilverBow Resources, Inc.	21,037	746,182

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	SM Energy Co.	254,044	$11,426,899
*	Smart Sand, Inc.	3,900	9,672
	Solaris Oilfield Infrastructure, Inc., Class A	78,581	1,070,273
*	Southwestern Energy Co.	2,120,206	14,693,028
#*	Stabilis Solutions, Inc.	2,409	19,296
#*	Talos Energy, Inc.	139,440	2,967,283
	Targa Resources Corp.	301,847	20,637,279
#*	TechnipFMC PLC	1,043,619	11,051,925
*	Teekay Corp.	163,206	638,136
*	Teekay Tankers Ltd., Class A	90,656	2,854,757
*	TETRA Technologies, Inc.	61,518	303,899
#	Texas Pacific Land Corp.	4,695	10,816,670
*	Tidewater, Inc.	102,784	3,484,378
#*	Transocean Ltd.	207,914	765,124
*	U.S. Silica Holdings, Inc.	187,416	2,696,916
*	Valaris Ltd.	6,394	427,950
	Valero Energy Corp.	367,416	46,129,079
*	W&T Offshore, Inc.	185,404	1,407,216
*	Weatherford International PLC	46,163	1,924,074
	Williams Cos., Inc.	991,951	32,466,556
	World Fuel Services Corp.	163,081	4,156,935

TOTAL ENERGY			1,955,734,637

FINANCIALS — (14.6%)
	1st Source Corp.	73,157	4,254,811
#*	Acacia Research Corp.	64,799	258,548
#	ACNB Corp.	20,654	755,730
#	Affiliated Managers Group, Inc.	75,159	9,331,741
#*	Affinity Bancshares, Inc.	7,887	114,440
	Aflac, Inc.	427,496	27,834,265
	Allstate Corp.	319,736	40,366,670
	Ally Financial, Inc.	643,804	17,743,238
#	Amalgamated Financial Corp.	2,677	61,544
#	A-Mark Precious Metals, Inc.	40,866	1,242,735
*	Ambac Financial Group, Inc.	64,306	903,499
#	Amerant Bancorp, Inc.	6,360	191,436
	American Equity Investment Life Holding Co.	227,817	9,814,356
	American Express Co.	617,346	91,645,014
	American Financial Group, Inc.	164,262	23,836,059
	American International Group, Inc.	481,742	27,459,294
#	American National Bankshares, Inc.	26,536	970,422
	Ameriprise Financial, Inc.	151,811	46,927,816
	Ameris Bancorp	201,627	10,385,807
	AMERISAFE, Inc.	53,400	3,119,094
	AmeriServ Financial, Inc.	18,864	76,022
#	Ames National Corp.	21,956	485,667
	Aon PLC, Class A	203,353	57,241,836
	Apollo Global Management, Inc.	176,011	9,743,969
*	Arch Capital Group Ltd.	457,069	26,281,467
	Ares Management Corp., Class A	72,067	5,464,841
	Argo Group International Holdings Ltd.	89,352	2,222,184
	Arrow Financial Corp.	44,387	1,545,555
	Arthur J Gallagher & Co.	155,115	29,018,914
#	Artisan Partners Asset Management, Inc., Class A	148,444	4,232,138
*	Ashford, Inc.	703	10,657
*	AssetMark Financial Holdings, Inc.	10,973	227,251
#	Associated Banc-Corp.	338,868	8,251,436
#	Associated Capital Group, Inc., Class A	6,655	268,197
	Assurant, Inc.	119,482	16,232,825

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Assured Guaranty Ltd.	194,273	$11,499,019
	Atlantic American Corp.	17,563	50,406
#	Atlantic Union Bankshares Corp.	197,373	6,817,263
#*	Atlanticus Holdings Corp.	36,049	1,029,559
	Auburn National BanCorp, Inc.	5,123	120,391
	Axis Capital Holdings Ltd.	186,997	10,223,126
*	Axos Financial, Inc.	164,349	6,403,037
#	B. Riley Financial, Inc.	15,134	615,651
	Banc of California, Inc.	161,667	2,696,606
#	BancFirst Corp.	85,674	8,209,283
*	Bancorp, Inc.	193,948	5,349,086
	Bank of America Corp.	3,352,938	120,839,922
	Bank of Hawaii Corp.	108,068	8,207,765
#	Bank of Marin Bancorp	38,351	1,384,471
	Bank of New York Mellon Corp.	389,555	16,404,161
	Bank of NT Butterfield & Son Ltd.	135,681	4,686,422
#	Bank of Princeton	15,499	491,318
#	Bank of South Carolina Corp.	10,128	167,213
	Bank of the James Financial Group, Inc.	8,408	100,476
	Bank OZK	282,555	12,144,214
	Bank7 Corp.	506	12,650
	BankFinancial Corp.	64,787	631,673
#	BankUnited, Inc.	248,659	8,939,291
	Bankwell Financial Group, Inc.	15,051	461,163
#	Banner Corp.	83,217	6,220,471
	Bar Harbor Bankshares	36,327	1,090,173
	Baycom Corp.	12,706	244,336
#	BCB Bancorp, Inc.	42,624	837,562
*	Berkshire Hathaway, Inc., Class B	840,748	248,096,327
#	Berkshire Hills Bancorp, Inc.	127,150	3,719,137
	BGC Partners, Inc., Class A	736,073	2,914,849
	BlackRock, Inc.	82,921	53,559,503
	Blackstone, Inc.	145,728	13,281,650
*	Blucora, Inc.	75,507	1,663,419
	Blue Ridge Bankshares, Inc.	1,163	15,177
	BOK Financial Corp.	121,206	13,355,689
	Bread Financial Holdings, Inc.	108,473	3,916,960
#*	Bridgewater Bancshares, Inc.	38,692	739,791
*	Brighthouse Financial, Inc.	52,344	2,987,272
#	BrightSphere Investment Group, Inc.	115,744	2,178,302
	Brookline Bancorp, Inc.	210,089	2,888,724
	Brown & Brown, Inc.	346,735	20,384,551
	Business First Bancshares, Inc.	2,673	66,237
#	Byline Bancorp, Inc.	9,550	220,796
	C&F Financial Corp.	9,438	533,813
	Cadence Bank	437,249	12,089,935
*	California BanCorp	601	12,982
	California First Leasing Corp.	4,858	78,821
	Cambridge Bancorp	6,983	613,457
	Camden National Corp.	46,551	2,025,900
#*	Cannae Holdings, Inc.	201,846	4,674,753
	Capital Bancorp, Inc.	492	12,143
	Capital City Bank Group, Inc.	40,730	1,442,657
	Capital One Financial Corp.	250,916	26,602,114
	Capitol Federal Financial, Inc.	371,105	3,035,639
	Capstar Financial Holdings, Inc.	52,453	927,369
	Carlyle Group, Inc.	11,521	325,814
*	Carter Bankshares, Inc.	2,223	39,792
*	Carver Bancorp, Inc.	1,913	8,322

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Cathay General Bancorp	191,815	$8,746,764
#	CB Financial Services, Inc.	469	10,027
	Cboe Global Markets, Inc.	76,244	9,492,378
#*	CCUR Holdings, Inc.	4	21,000
	Central Pacific Financial Corp.	56,777	1,165,064
	Central Valley Community Bancorp	31,247	581,194
#	CF Bankshares, Inc.	6,476	143,767
	Charles Schwab Corp.	460,262	36,669,074
	Chemung Financial Corp.	10,517	447,604
	Chubb Ltd.	224,710	48,287,932
	Cincinnati Financial Corp.	188,721	19,498,654
	Citigroup, Inc.	998,090	45,772,407
	Citizens & Northern Corp.	25,465	605,558
	Citizens Community Bancorp, Inc.	24,520	310,178
	Citizens Financial Group, Inc.	574,485	23,496,436
#	Citizens Holding Co.	5,685	84,707
#*	Citizens, Inc.	80,221	215,794
#	City Holding Co.	39,096	3,942,832
#	Civista Bancshares, Inc.	35,622	844,241
	CME Group, Inc.	130,742	22,657,589
	CNA Financial Corp.	112,247	4,680,700
	CNB Financial Corp.	40,786	1,036,780
	CNO Financial Group, Inc.	170,411	3,759,267
#*	Coastal Financial Corp.	12,903	601,538
	Codorus Valley Bancorp, Inc.	25,045	535,462
	Cohen & Co., Inc.	985	9,568
	Cohen & Steers, Inc.	131,992	7,940,639
*	Coinbase Global, Inc., Class A	15,014	994,677
	Colony Bankcorp, Inc.	20,874	288,061
#	Columbia Banking System, Inc.	201,099	6,730,784
#*	Columbia Financial, Inc.	83,138	1,707,655
	Comerica, Inc.	255,411	18,006,475
	Commerce Bancshares, Inc.	258,309	18,298,610
#	Community Bank System, Inc.	149,412	9,327,791
	Community Financial Corp.	15,436	583,481
	Community Trust Bancorp, Inc.	45,101	2,132,826
	Community West Bancshares	17,906	255,340
	ConnectOne Bancorp, Inc.	104,657	2,621,658
*	Consumer Portfolio Services, Inc.	175,197	1,124,765
#	Cowen, Inc., Class A	61,407	2,371,538
#	Crawford & Co., Class A	102,954	616,694
#	Crawford & Co., Class B	65,775	354,527
#*	Credit Acceptance Corp.	55,438	25,813,042
*	CrossFirst Bankshares, Inc.	2,045	28,446
	Cullen/Frost Bankers, Inc.	113,352	17,575,228
#*	Customers Bancorp, Inc.	95,711	3,224,504
	CVB Financial Corp.	371,695	10,675,080
#	Diamond Hill Investment Group, Inc.	12,544	2,257,293
#	Dime Community Bancshares, Inc.	139,043	4,801,155
	Discover Financial Services	389,048	40,639,954
	Donegal Group, Inc., Class A	73,323	1,073,449
	Donegal Group, Inc., Class B	5,678	87,725
#*	Donnelley Financial Solutions, Inc.	98,704	3,990,603
	Eagle Bancorp Montana, Inc.	17,152	319,713
	Eagle Bancorp, Inc.	85,280	3,861,478
	East West Bancorp, Inc.	257,210	18,408,520
	Eastern Bankshares, Inc.	2,468	47,312
#*	eHealth, Inc.	61,247	164,142
#*	Elevate Credit, Inc.	56,257	57,382

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Emclaire Financial Corp.	2,399	$71,682
	Employers Holdings, Inc.	71,932	3,136,955
#*	Encore Capital Group, Inc.	85,781	4,367,969
*	Enova International, Inc.	130,591	4,895,857
*	Enstar Group Ltd.	45,885	9,200,860
	Enterprise Bancorp, Inc.	18,776	587,313
	Enterprise Financial Services Corp.	97,648	5,221,239
	Equitable Holdings, Inc.	580,256	17,767,439
	Equity Bancshares, Inc., Class A	40,149	1,434,122
	Erie Indemnity Co., Class A	58,701	15,086,744
#	Esquire Financial Holdings, Inc.	17,523	791,689
	ESSA Bancorp, Inc.	19,001	380,020
	Essent Group Ltd.	178,380	7,060,280
	Evans Bancorp, Inc.	13,748	500,152
	Evercore, Inc., Class A	111,649	11,734,310
	Everest Re Group Ltd.	57,189	18,452,603
#*	EZCORP, Inc., Class A	158,564	1,531,728
	FactSet Research Systems, Inc.	59,280	25,223,047
	Farmers & Merchants Bancorp, Inc.	8,932	261,350
	Farmers National Banc Corp.	51,416	706,456
	FB Financial Corp.	128,162	5,377,678
	Federal Agricultural Mortgage Corp., Class A	2,460	263,860
	Federal Agricultural Mortgage Corp., Class C	26,328	3,032,986
	Federated Hermes, Inc.	265,579	9,228,870
*	FFBW, Inc.	15,405	181,779
#	Fidelity D&D Bancorp, Inc.	5,497	256,710
	Fidelity National Financial, Inc.	459,484	18,094,480
	Fifth Third Bancorp	780,570	27,858,543
#	Financial Institutions, Inc.	75,203	1,792,087
	First American Financial Corp.	308,149	15,530,710
#	First BanCorp	714,381	11,280,076
	First BanCorp	109,334	4,873,016
	First Bancorp, Inc.	28,285	864,390
#	First Bancshares, Inc.	29,331	960,297
	First Bank	36,002	565,951
	First Busey Corp.	141,151	3,727,798
#	First Business Financial Services, Inc.	19,875	758,231
	First Capital, Inc.	6,938	170,050
	First Citizens BancShares, Inc., Class A	33,389	27,449,765
	First Commonwealth Financial Corp.	289,300	4,148,562
#	First Community Bankshares, Inc.	47,059	1,752,477
	First Community Corp.	19,898	375,475
	First Financial Bancorp	232,813	6,069,435
#	First Financial Bankshares, Inc.	268,216	10,323,634
	First Financial Corp.	23,250	1,127,392
	First Financial Northwest, Inc.	22,460	333,756
	First Foundation, Inc.	135,512	2,162,772
#	First Guaranty Bancshares, Inc.	6,919	159,621
	First Hawaiian, Inc.	28,760	735,681
	First Horizon Corp.	1,308,440	32,069,864
	First Internet Bancorp	23,535	604,614
	First Interstate BancSystem, Inc., Class A	217,032	9,898,830
	First Merchants Corp.	169,801	7,624,065
	First Mid Bancshares, Inc.	33,744	1,208,373
	First National Corp.	4,411	73,355
	First Northwest Bancorp	27,220	411,294
	First of Long Island Corp.	70,658	1,242,168
	First Republic Bank	146,675	17,615,667
	First Savings Financial Group, Inc.	10,533	238,572

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	First Seacoast Bancorp	1,301	$13,465
	First U.S. Bancshares, Inc.	11,301	87,696
	First United Corp.	18,660	353,980
#*	First Western Financial, Inc.	5,714	157,764
	FirstCash Holdings, Inc.	104,652	10,302,989
	Flagstar Bancorp, Inc.	131,022	5,070,551
	Flushing Financial Corp.	91,421	1,800,994
	FNB Corp.	855,788	12,366,137
#	FNCB Bancorp, Inc.	305	2,318
#	Franklin Financial Services Corp.	2,735	88,915
#	Franklin Resources, Inc.	285,638	6,698,211
	FS Bancorp, Inc.	25,306	733,621
	Fulton Financial Corp.	408,076	7,439,225
#*	FVCBankcorp, Inc.	7,445	151,282
*	Genworth Financial, Inc., Class A	715,120	3,339,610
	German American Bancorp, Inc.	79,577	3,126,580
	Glacier Bancorp, Inc.	250,107	14,326,129
#	Glen Burnie Bancorp	793	6,978
	Global Indemnity Group LLC, Class A	35,994	869,975
	Globe Life, Inc.	159,563	18,432,718
	Goldman Sachs Group, Inc.	189,761	65,374,562
*	Goosehead Insurance, Inc., Class A	1,300	53,963
#	Great Southern Bancorp, Inc.	36,452	2,259,295
*	Green Dot Corp., Class A	132,386	2,519,306
	Greene County Bancorp, Inc.	1,937	129,004
#	Greenhill & Co., Inc.	39,752	281,842
#*	Greenlight Capital Re Ltd., Class A	68,485	578,013
	Guaranty Bancshares, Inc.	23,127	856,393
*	Hallmark Financial Services, Inc.	79,845	75,501
#	Hamilton Lane, Inc., Class A	46,666	2,791,560
	Hancock Whitney Corp.	226,032	12,628,408
	Hanmi Financial Corp.	106,232	2,844,893
	Hanover Insurance Group, Inc.	95,739	14,024,806
	HarborOne Bancorp, Inc.	93,608	1,425,650
	Hartford Financial Services Group, Inc.	503,807	36,480,665
#	Hawthorn Bancshares, Inc.	18,556	425,582
	HBT Financial, Inc.	826	16,842
#	HCI Group, Inc.	32,040	1,173,946
	Heartland Financial USA, Inc.	105,977	5,226,786
#	Hennessy Advisors, Inc.	19,696	172,537
	Heritage Commerce Corp.	143,853	2,057,098
	Heritage Financial Corp.	86,202	2,904,145
	Heritage Insurance Holdings, Inc.	95,790	143,685
#	Hilltop Holdings, Inc.	296,569	8,585,673
#	Hingham Institution For Savings	5,536	1,368,776
	HMN Financial, Inc.	11,368	259,872
	Home Bancorp, Inc.	19,761	844,783
#	Home BancShares, Inc.	415,260	10,584,977
	Home Federal Bancorp Inc of Louisiana	5,228	97,293
	HomeStreet, Inc.	57,218	1,485,379
	HomeTrust Bancshares, Inc.	14,545	349,516
	Hope Bancorp, Inc.	481,948	6,540,034
	Horace Mann Educators Corp.	99,530	3,927,454
	Horizon Bancorp, Inc.	112,389	1,675,720
	Houlihan Lokey, Inc.	98,343	8,783,997
	Huntington Bancshares, Inc.	1,813,776	27,533,120
*	HV Bancorp, Inc.	1,600	41,136
*	ICC Holdings, Inc.	4,514	69,380
#	IF Bancorp, Inc.	6,461	120,691

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Independent Bank Corp.	121,719	$10,590,770
	Independent Bank Corp.	57,752	1,335,804
#	Independent Bank Group, Inc.	107,659	6,792,206
	Interactive Brokers Group, Inc., Class A	48,222	3,864,993
	Intercontinental Exchange, Inc.	244,598	23,376,231
#	International Bancshares Corp.	202,040	10,021,184
#	Invesco Ltd.	599,951	9,191,249
	Investar Holding Corp.	26,149	563,249
	Investors Title Co.	5,686	835,558
	James River Group Holdings Ltd.	118,333	2,990,275
#	Janus Henderson Group PLC	294,503	6,705,833
	Jefferies Financial Group, Inc.	486,320	16,734,271
	JPMorgan Chase & Co.	1,979,363	249,162,214
#	Kearny Financial Corp.	207,145	2,100,450
#	Kemper Corp.	165,791	7,903,257
#	Kentucky First Federal Bancorp	16,790	117,530
	KeyCorp.	1,039,211	18,570,701
	Kingstone Cos., Inc.	26,663	56,526
	Kinsale Capital Group, Inc.	24,672	7,775,874
	KKR & Co., Inc.	280,744	13,652,581
	Lake Shore Bancorp, Inc.	8,295	108,913
	Lakeland Bancorp, Inc.	160,464	2,992,654
	Lakeland Financial Corp.	73,806	6,100,066
	Landmark Bancorp, Inc.	12,461	324,609
	Lazard Ltd., Class A	207,984	7,843,077
#	LCNB Corp.	30,267	533,002
*	LendingClub Corp.	181,392	1,930,011
#*	LendingTree, Inc.	7,865	198,434
#	Limestone Bancorp, Inc.	14,697	377,713
	Lincoln National Corp.	253,699	13,666,765
#	Live Oak Bancshares, Inc.	114,349	3,712,912
	Loews Corp.	302,222	17,232,698
	LPL Financial Holdings, Inc.	232,196	59,360,907
#	Luther Burbank Corp.	6,429	81,198
	M&T Bank Corp.	206,533	34,773,961
#	Macatawa Bank Corp.	96,432	1,034,715
#	Magyar Bancorp, Inc.	10,243	127,628
#*	Maiden Holdings Ltd.	216,792	483,446
	MainStreet Bancshares, Inc.	3,548	98,563
*	Malvern Bancorp, Inc.	21,444	312,010
*	Markel Corp.	14,157	17,074,758
	MarketAxess Holdings, Inc.	36,476	8,901,603
	Marsh & McLennan Cos., Inc.	278,953	45,048,120
*	MBIA, Inc.	460,050	4,950,138
	Mercantile Bank Corp.	39,357	1,375,527
	Merchants Bancorp	5,262	126,025
#	Mercury General Corp.	145,686	4,224,894
	Meridian Corp.	4,438	136,646
	MetLife, Inc.	350,736	25,677,383
#	Metrocity Bankshares, Inc.	1,727	38,426
*	Metropolitan Bank Holding Corp.	10,356	683,496
	MGIC Investment Corp.	310,234	4,234,694
#	Mid Penn Bancorp, Inc.	5,767	197,116
	Middlefield Banc Corp.	15,418	447,122
	Midland States Bancorp, Inc.	55,496	1,556,108
	Mid-Southern Bancorp, Inc.	754	9,583
*	Midwest Holding, Inc.	1,236	17,279
	MidWestOne Financial Group, Inc.	31,798	1,068,413
#	Moelis & Co., Class A	96,382	4,092,380

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Moody’s Corp.	113,811	$30,145,120
	Morgan Stanley	939,887	77,230,515
	Morningstar, Inc.	78,529	18,232,863
#*	Mr Cooper Group, Inc.	52,741	2,082,742
	MSCI, Inc.	25,759	12,077,365
	MVB Financial Corp.	27,926	691,448
	Nasdaq, Inc.	589,221	36,673,115
	National Bank Holdings Corp., Class A	90,788	3,978,330
	National Bankshares, Inc.	7,777	285,027
#	National Western Life Group, Inc., Class A	11,487	2,274,656
#	Navient Corp.	510,368	7,726,972
	NBT Bancorp, Inc.	136,557	6,471,436
	Nelnet, Inc., Class A	93,672	8,345,238
#	New York Community Bancorp, Inc.	2,451,281	22,821,426
*	NI Holdings, Inc.	24,329	330,388
*	Nicholas Financial, Inc.	18,462	130,342
#*	Nicolet Bankshares, Inc.	32,862	2,507,042
*	NMI Holdings, Inc., Class A	207,959	4,560,541
#	Northeast Bank	24,203	1,018,946
#	Northeast Community Bancorp, Inc.	2,308	30,373
	Northern Trust Corp.	238,095	20,083,313
#	Northfield Bancorp, Inc.	172,601	2,768,520
	Northrim BanCorp, Inc.	16,807	819,005
#	Northwest Bancshares, Inc.	323,458	4,871,277
	Norwood Financial Corp.	10,571	300,216
#	Oak Valley Bancorp	15,008	295,958
	OceanFirst Financial Corp.	215,841	4,873,690
#	Oconee Federal Financial Corp.	2,225	55,625
#*	Ocwen Financial Corp.	1,835	57,325
	OFG Bancorp	146,742	4,091,167
	Ohio Valley Banc Corp.	8,757	227,682
	Old National Bancorp	666,743	13,041,493
#	Old Point Financial Corp.	7,052	185,115
	Old Republic International Corp.	628,536	14,588,321
#	Old Second Bancorp, Inc.	13,666	218,656
#	OneMain Holdings, Inc.	303,407	11,699,374
	OP Bancorp	1,106	12,454
*	Open Lending Corp., Class A	1,209	8,669
	Oppenheimer Holdings, Inc., Class A	16,285	560,530
*	OptimumBank Holdings, Inc.	179	763
#	Origin Bancorp, Inc.	23,289	962,534
	Orrstown Financial Services, Inc.	28,231	747,275
*	Oscar Health, Inc., Class A	26,248	97,905
#	Pacific Premier Bancorp, Inc.	259,003	9,430,299
#	PacWest Bancorp	231,140	5,746,140
#*	Palomar Holdings, Inc.	3,488	310,292
#	Park National Corp.	41,386	6,104,435
	Parke Bancorp, Inc.	27,897	601,459
	Pathfinder Bancorp, Inc.	8,118	151,076
	Pathward Financial, Inc.	128,221	5,389,129
*	Patriot National Bancorp, Inc.	5,433	54,982
#	PCB Bancorp	22,984	425,204
	PCSB Financial Corp.	36,841	718,031
	Peapack-Gladstone Financial Corp.	49,071	1,941,739
	Penns Woods Bancorp, Inc.	18,588	448,343
#	PennyMac Financial Services, Inc.	72,724	3,877,644
	Peoples Bancorp of North Carolina, Inc.	12,220	343,993
	Peoples Bancorp, Inc.	69,426	2,101,525
#	Peoples Financial Services Corp.	8,101	445,474

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Pinnacle Financial Partners, Inc.	156,641	$12,999,637
#*	Pioneer Bancorp, Inc.	1,746	18,001
	Piper Sandler Cos	47,791	6,115,814
	PJT Partners, Inc., Class A	29,985	2,230,884
#	Plumas Bancorp	13,751	455,158
	PNC Financial Services Group, Inc.	200,864	32,505,821
#*	Ponce Financial Group, Inc.	60,279	556,978
	Popular, Inc.	209,318	14,802,969
#*	PRA Group, Inc.	102,981	3,449,863
	Preferred Bank	47,770	3,672,080
	Premier Financial Corp.	102,494	2,956,952
	Primerica, Inc.	149,337	21,609,064
#	Primis Financial Corp.	78,041	1,005,948
	Principal Financial Group, Inc.	289,869	25,546,155
	ProAssurance Corp.	128,826	2,861,225
*	PROG Holdings, Inc.	138,416	2,286,632
	Progressive Corp.	323,037	41,477,951
#	Prosperity Bancshares, Inc.	189,642	13,572,678
	Provident Bancorp, Inc.	43,546	538,229
	Provident Financial Holdings, Inc.	18,377	250,846
	Provident Financial Services, Inc.	196,552	4,406,696
	Prudential Financial, Inc.	255,959	26,924,327
#	QCR Holdings, Inc.	45,773	2,321,149
	Radian Group, Inc.	195,407	4,078,144
	Raymond James Financial, Inc.	272,319	32,171,767
	RBB Bancorp	23,880	537,539
	Red River Bancshares, Inc.	245	13,945
#	Regional Management Corp.	33,931	1,152,297
	Regions Financial Corp.	1,012,946	22,234,165
	Reinsurance Group of America, Inc.	94,766	13,946,712
	RenaissanceRe Holdings Ltd.	85,190	13,177,189
#	Renasant Corp.	163,547	6,602,392
	Republic Bancorp, Inc., Class A	43,711	2,026,005
#*	Republic First Bancorp, Inc.	146,531	414,683
#*	Rhinebeck Bancorp, Inc.	10	102
	Richmond Mutual BanCorp, Inc.	1,717	22,527
	Riverview Bancorp, Inc.	55,458	373,787
	RLI Corp.	99,196	12,902,424
#	Rocket Cos., Inc., Class A	65,969	455,186
#*	Root, Inc., Class A	752	6,415
	S&P Global, Inc.	106,122	34,091,692
	S&T Bancorp, Inc.	104,112	3,936,475
#*	Safeguard Scientifics, Inc.	52,212	184,830
	Safety Insurance Group, Inc.	44,485	3,867,971
	Salisbury Bancorp, Inc.	14,158	368,533
	Sandy Spring Bancorp, Inc.	115,455	4,091,725
	SB Financial Group, Inc.	18,347	307,312
#	Seacoast Banking Corp. of Florida	71,438	2,207,434
*	Security National Financial Corp., Class A	40,814	255,088
	SEI Investments Co.	277,051	15,043,869
#	Selective Insurance Group, Inc.	167,611	16,439,287
#	ServisFirst Bancshares, Inc.	135,057	10,173,844
	Shore Bancshares, Inc.	48,711	971,297
	Sierra Bancorp	60,381	1,331,401
	Signature Bank	75,773	12,012,294
#	Silvercrest Asset Management Group, Inc., Class A	27,562	523,402
#	Simmons First National Corp., Class A	320,876	7,659,310
*	SiriusPoint Ltd.	612,413	3,931,691
	SLM Corp.	1,050,366	17,425,572

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	SmartFinancial, Inc.	22,886	$669,187
	Sound Financial Bancorp, Inc.	5,599	226,760
	South Plains Financial, Inc.	600	18,762
#*	Southern First Bancshares, Inc.	22,117	988,188
	Southern Missouri Bancorp, Inc.	15,829	811,236
	Southside Bancshares, Inc.	105,817	3,623,174
	SouthState Corp.	154,053	13,931,013
	State Street Corp.	310,280	22,960,720
#	Stellar Bancorp, Inc.	103,075	3,384,983
#*	Sterling Bancorp, Inc.	22,217	141,522
	Stewart Information Services Corp.	78,705	3,066,347
	Stifel Financial Corp.	201,037	12,438,159
#	Stock Yards Bancorp, Inc.	59,637	4,663,017
*	StoneX Group, Inc.	46,863	4,373,255
	Summit Financial Group, Inc.	17,934	521,341
#	Summit State Bank	14,814	219,395
*	SVB Financial Group	64,740	14,952,350
	Synchrony Financial	927,351	32,976,602
	Synovus Financial Corp.	379,709	15,131,404
#	T Rowe Price Group, Inc.	209,783	22,270,563
	Territorial Bancorp, Inc.	24,002	495,641
#*	Texas Capital Bancshares, Inc.	126,929	7,615,740
#	TFS Financial Corp.	316,921	4,452,740
	Timberland Bancorp, Inc.	20,578	609,520
	Tiptree, Inc.	128,893	1,569,917
#	Tompkins Financial Corp.	39,573	3,278,227
	Towne Bank	190,177	6,264,430
	Tradeweb Markets, Inc., Class A	6,193	341,110
	Travelers Cos., Inc.	304,649	56,195,555
#*	Trean Insurance Group, Inc.	3,205	11,762
	TriCo Bancshares	97,972	5,673,559
	Trinity Capital, Inc.	716	8,535
*	Triumph Bancorp, Inc.	89,285	4,598,177
	Truist Financial Corp.	625,854	28,032,001
#*	Trupanion, Inc.	1,537	77,572
	TrustCo Bank Corp. NY	49,603	1,851,184
	Trustmark Corp.	178,638	6,532,792
	U.S. Bancorp	909,248	38,597,578
	U.S. Global Investors, Inc., Class A	9,655	28,000
	UMB Financial Corp.	116,592	9,702,786
	Umpqua Holdings Corp.	547,964	10,893,524
*	Unico American Corp.	5,450	7,467
	Union Bankshares, Inc.	2,439	60,146
#	United Bancorp, Inc.	11,080	166,422
#	United Bancshares, Inc.	6,375	121,061
#	United Bankshares, Inc.	330,509	13,997,056
#	United Community Banks, Inc.	240,321	9,252,358
#	United Fire Group, Inc.	67,075	1,817,732
	United Insurance Holdings Corp.	121,336	49,517
	United Security Bancshares	42,847	296,501
	Unity Bancorp, Inc.	24,920	714,207
	Universal Insurance Holdings, Inc.	156,581	1,572,073
	Univest Financial Corp.	82,960	2,334,494
	Unum Group	324,774	14,806,447
#	Valley National Bancorp	865,224	10,270,209
#	Value Line, Inc.	11,063	592,977
#*	Velocity Financial, Inc.	1,032	10,021
	Veritex Holdings, Inc.	91,340	2,884,517
#	Victory Capital Holdings, Inc., Class A	8,635	249,724

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Virtu Financial, Inc., Class A	218,126	$4,881,660
#	Virtus Investment Partners, Inc.	23,333	4,001,376
#	Voya Financial, Inc.	272,673	18,639,926
#	Walker & Dunlop, Inc.	110,689	9,957,582
	Washington Federal, Inc.	175,486	6,791,308
	Washington Trust Bancorp, Inc.	45,156	2,190,066
	Waterstone Financial, Inc.	88,635	1,505,022
	Webster Financial Corp.	461,502	25,041,099
	Wells Fargo & Co.	1,749,162	80,443,960
	WesBanco, Inc.	158,064	6,392,108
	West BanCorp, Inc.	53,638	1,205,246
	Westamerica BanCorp	64,138	4,023,377
	Western Alliance Bancorp	239,629	16,095,880
	Western New England Bancorp, Inc.	84,490	739,288
	Westwood Holdings Group, Inc.	43,521	440,433
#	White Mountains Insurance Group Ltd.	7,435	10,529,075
	Willis Towers Watson PLC	101,246	22,092,890
	Wintrust Financial Corp.	150,048	14,047,494
#	WisdomTree Investments, Inc.	331,125	1,798,009
#*	World Acceptance Corp.	29,908	2,429,128
	WR Berkley Corp.	329,973	24,543,392
#	WSFS Financial Corp.	171,973	8,007,063
	WVS Financial Corp.	2,157	30,910
	Zions Bancorp NA	271,529	14,103,216

TOTAL FINANCIALS			4,418,339,657

HEALTH CARE — (12.3%)
	Abbott Laboratories	620,994	61,441,146
	AbbVie, Inc.	1,169,550	171,222,120
*	ABIOMED, Inc.	32,675	8,236,714
*	Acadia Healthcare Co., Inc.	265,926	21,619,784
#*	Accolade, Inc.	17,514	188,801
#*	Accuray, Inc.	79,188	161,544
#††	Achillion Pharmaceuticals, Inc.	448,234	640,975
*	Adaptive Biotechnologies Corp.	16,344	127,156
#*	Addus HomeCare Corp.	31,897	3,266,891
#*	Adicet Bio, Inc.	8,128	134,031
*	Affimed NV	32,846	57,809
	Agilent Technologies, Inc.	116,278	16,087,061
#*	Agiliti, Inc.	200	3,494
#*	agilon health, Inc.	42,154	836,757
#*	Agios Pharmaceuticals, Inc.	39,300	1,082,322
*	AIkido Pharma, Inc.	2,213	13,499
#*	Akero Therapeutics, Inc.	30,839	1,303,256
#*	Albireo Pharma, Inc.	29,788	611,250
*	Aldeyra Therapeutics, Inc.	7,311	39,918
*	Align Technology, Inc.	21,911	4,257,307
*	Alimera Sciences, Inc.	1,054	5,502
*	Alkermes PLC	127,246	2,888,484
#*	Allogene Therapeutics, Inc.	16,187	166,726
#*	Allscripts Healthcare Solutions, Inc.	336,013	4,939,391
*	Alnylam Pharmaceuticals, Inc.	21,324	4,419,612
*	Alpine Immune Sciences, Inc.	19,427	114,814
*	Amedisys, Inc.	67,149	6,553,071
*	American Shared Hospital Services	3,958	10,370
#*	American Well Corp., Class A	105,214	430,325
	AmerisourceBergen Corp.	188,916	29,701,374
	Amgen, Inc.	465,289	125,790,881
*	AMN Healthcare Services, Inc.	162,758	20,426,129

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Amneal Pharmaceuticals, Inc.	30,297	$66,653
#*	Amphastar Pharmaceuticals, Inc.	120,491	3,723,172
#*	AnaptysBio, Inc.	61,200	1,765,620
#*	AngioDynamics, Inc.	108,422	1,527,666
#*	ANI Pharmaceuticals, Inc.	42,876	1,654,585
#*	Anika Therapeutics, Inc.	41,396	1,176,474
#*	Anixa Biosciences, Inc.	7,188	40,253
#*	Apollo Endosurgery, Inc.	3,882	25,000
#*	Apollo Medical Holdings, Inc.	4,278	151,698
#*	Apyx Medical Corp.	71,717	358,585
#*	Arcus Biosciences, Inc.	5,850	149,058
#*	Artivion, Inc.	129,202	1,441,894
*	Astria Therapeutics, Inc.	2,821	27,138
#*	Atara Biotherapeutics, Inc.	136,874	637,833
#*	Atreca, Inc., Class A	25,314	36,705
#*	AtriCure, Inc.	86,028	3,623,499
#	Atrion Corp.	4,902	2,942,720
*	Avanos Medical, Inc.	123,097	2,726,599
*	Avantor, Inc.	477,162	9,624,358
#*	Avid Bioservices, Inc.	27,714	469,475
#*	Avidity Biosciences, Inc.	1,342	19,164
#*	Axcella Health, Inc.	11,103	13,324
#*	AxoGen, Inc.	28,332	323,551
#*	Axonics, Inc.	11,400	833,796
	Azenta, Inc.	58,986	2,618,978
	Baxter International, Inc.	294,371	15,999,064
	Becton Dickinson & Co.	85,776	20,240,563
*	Biogen, Inc.	113,914	32,287,784
*	BioLife Solutions, Inc.	1,652	38,855
*	BioMarin Pharmaceutical, Inc.	91,526	7,928,897
*	Bio-Path Holdings, Inc.	2,964	9,633
*	Bio-Rad Laboratories, Inc., Class A	26,353	9,268,614
	Bio-Techne Corp.	32,108	9,512,316
#*	Bioventus, Inc., Class A	1,485	12,088
#*	Bluebird Bio, Inc.	47,776	299,556
*	Blueprint Medicines Corp.	32,033	1,660,591
*	Boston Scientific Corp.	348,414	15,020,128
	Bristol-Myers Squibb Co.	1,487,212	115,214,314
#*	Brookdale Senior Living, Inc.	982,790	4,393,071
#	Bruker Corp.	267,925	16,568,482
#*	Cara Therapeutics, Inc.	16,136	151,678
	Cardinal Health, Inc.	448,958	34,075,912
*	Cardiovascular Systems, Inc.	60,639	875,627
#*	CareCloud, Inc.	3,375	12,488
#*	CareDx, Inc.	18,015	358,679
#*	Castle Biosciences, Inc.	41,169	1,050,633
*	Catalent, Inc.	191,872	12,611,747
#*	Catalyst Pharmaceuticals, Inc.	81,892	1,135,842
#*	Celldex Therapeutics, Inc.	70,854	2,489,101
*	Cellectar Biosciences, Inc.	2,415	4,878
*	Centene Corp.	375,289	31,948,353
#*	Certara, Inc.	31,968	390,969
*	Champions Oncology, Inc.	259	1,797
*	Charles River Laboratories International, Inc.	62,975	13,366,444
	Chemed Corp.	40,979	19,131,866
*	Chinook Therapeutics, Inc.	21,057	457,990
	Cigna Corp.	249,677	80,660,652
*††	Clementia Pharmaceuticals, Inc.	1,000	0
#*	Codexis, Inc.	3,161	17,765

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Collegium Pharmaceutical, Inc.	38,512	$690,905
#*	Community Health Systems, Inc.	187,097	536,968
#*	Computer Programs & Systems, Inc.	35,295	1,140,029
#*	Concert Pharmaceuticals, Inc.	73,255	435,867
#	CONMED Corp.	62,534	4,985,836
#††	Contra Aduro Biotech, Inc.	19,543	30,096
#††	Contra Zogenix, Inc.	65,323	44,420
	Cooper Cos., Inc.	41,817	11,432,350
*	Corcept Therapeutics, Inc.	190,099	5,436,831
*	CorVel Corp.	59,204	9,721,889
#*	CRISPR Therapeutics AG	73,946	3,870,334
#*	Cross Country Healthcare, Inc.	112,414	4,169,435
#*	CryoPort, Inc.	8,837	245,315
*	Cue Biopharma, Inc.	104,535	278,063
*	Cumberland Pharmaceuticals, Inc.	37,326	91,822
#*	Cutera, Inc.	12,065	554,628
	CVS Health Corp.	829,846	78,586,416
*	Cyclo Therapeutics, Inc.	5,124	9,684
*	Cymabay Therapeutics, Inc.	59,073	205,574
#*	CytoSorbents Corp.	19,029	35,584
	Danaher Corp.	282,263	71,037,129
*	DaVita, Inc.	282,677	20,638,248
*	Decibel Therapeutics, Inc.	3,368	12,462
*	Deciphera Pharmaceuticals, Inc.	11,182	181,372
*	Denali Therapeutics, Inc.	109,322	3,135,355
	DENTSPLY SIRONA, Inc.	218,160	6,723,691
#*	Design Therapeutics, Inc.	3,511	54,842
*	DexCom, Inc.	44,108	5,327,364
#*	Dynavax Technologies Corp.	26,931	308,360
*	Dyne Therapeutics, Inc.	2,099	23,929
*	Eagle Pharmaceuticals, Inc.	15,705	494,236
#*	Editas Medicine, Inc.	72,519	910,113
*	Edwards Lifesciences Corp.	102,426	7,418,715
#*	Eiger BioPharmaceuticals, Inc.	500	2,555
*	Ekso Bionics Holdings, Inc.	4,343	7,166
*	Elanco Animal Health, Inc.	337,955	4,457,626
*††	Elanco Animal Health, Inc.	131,780	0
*	Electromed, Inc.	13,044	138,527
#*	Eledon Pharmaceuticals, Inc.	5,084	12,252
	Elevance Health, Inc.	165,540	90,512,306
	Eli Lilly & Co.	538,596	195,020,226
	Embecta Corp.	17,155	530,433
*	Emergent BioSolutions, Inc.	86,253	1,799,238
#*	Enanta Pharmaceuticals, Inc.	46,358	2,091,209
	Encompass Health Corp.	293,851	15,997,248
*	Enhabit, Inc.	146,925	1,824,809
#*	Enochian Biosciences, Inc.	4,349	8,828
*	Enovis Corp.	54,059	2,673,218
	Ensign Group, Inc.	168,474	15,125,596
*	Envista Holdings Corp.	196,246	6,478,080
#*	enVVeno Medical Corp.	3,133	19,707
#*	Enzo Biochem, Inc.	207,345	443,718
#*	Equillium, Inc.	5,047	9,387
*	Evolent Health, Inc., Class A	196,347	6,245,798
#*	Exact Sciences Corp.	63,961	2,224,564
#*	Exagen, Inc.	4,152	10,172
*	Exelixis, Inc.	456,537	7,569,383
#*	Eyenovia, Inc.	9,381	20,263
#*	Fate Therapeutics, Inc.	11,886	248,655

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Figs, Inc., Class A	109,087	$805,062
*	FONAR Corp.	33,920	546,112
#*	Fulgent Genetics, Inc.	1,237	49,022
#*	G1 Therapeutics, Inc.	102,735	1,095,155
#*	Gain Therapeutics, Inc.	3,557	11,880
#*	Generation Bio Co.	14,241	72,914
	Gilead Sciences, Inc.	912,518	71,596,162
*	Glaukos Corp.	24,244	1,359,361
#*	Globus Medical, Inc., Class A	148,608	9,956,736
*	Great Elm Group, Inc.	61,827	128,291
*	Haemonetics Corp.	109,830	9,330,059
#*	Halozyme Therapeutics, Inc.	119,014	5,690,059
#*	Harmony Biosciences Holdings, Inc.	2,603	135,356
#*	Harrow Health, Inc.	15,553	187,103
#*	Harvard Bioscience, Inc.	201,593	542,285
	HCA Healthcare, Inc.	64,579	14,043,995
#*	Health Catalyst, Inc.	926	8,167
#*	HealthEquity, Inc.	43,739	3,407,706
*	HealthStream, Inc.	75,703	1,869,864
*	Henry Schein, Inc.	175,487	12,013,840
*	Heska Corp.	14,201	1,019,064
*	Hologic, Inc.	394,615	26,754,897
*	Horizon Therapeutics PLC	211,834	13,201,495
	Humana, Inc.	80,713	45,044,311
*	Icad, Inc.	12,542	23,955
#*	ICU Medical, Inc.	271	40,219
#*	Ideaya Biosciences, Inc.	16,763	283,127
*	IDEXX Laboratories, Inc.	70,833	25,477,213
*	Illumina, Inc.	17,609	4,029,291
#*	IMARA, Inc.	6,186	27,466
#*	ImmuCell Corp.	6,242	49,998
#*	ImmunoGen, Inc.	1,800	10,692
*	ImmunoPrecise Antibodies Ltd.	2,251	11,278
#*	Immunovant, Inc.	5,958	66,730
*	Incyte Corp.	61,966	4,606,552
*	InfuSystem Holdings, Inc.	40,643	310,106
*	Innoviva, Inc.	187,054	2,536,452
*	Inogen, Inc.	52,269	1,184,416
*	Inozyme Pharma, Inc.	2,075	3,652
*	Insulet Corp.	8,002	2,070,998
#*	Integer Holdings Corp.	84,556	5,270,376
*	Integra LifeSciences Holdings Corp.	209,087	10,506,622
#*	Intellia Therapeutics, Inc.	124,669	6,580,030
*	Intra-Cellular Therapies, Inc.	147,126	6,719,244
*	Intuitive Surgical, Inc.	62,310	15,357,546
#*	Invacare Corp.	48,894	36,294
*	Iovance Biotherapeutics, Inc.	72,752	679,504
*	IQVIA Holdings, Inc.	169,326	35,502,582
	iRadimed Corp.	6,240	181,272
*	IRIDEX Corp.	15,940	35,865
#*	Ironwood Pharmaceuticals, Inc.	129,702	1,418,940
#*	IVERIC bio, Inc.	62,378	1,492,082
*	Jazz Pharmaceuticals PLC	85,223	12,254,215
	Johnson & Johnson	1,534,785	267,006,546
#*	Joint Corp.	14,513	239,755
#*	Jounce Therapeutics, Inc.	95,220	207,580
#*	KalVista Pharmaceuticals, Inc.	3,291	16,685
*	Kewaunee Scientific Corp.	6,314	106,707
#*	Kezar Life Sciences, Inc.	9,165	68,875

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Kiniksa Pharmaceuticals Ltd., Class A	12,135	$138,582
#*	Kodiak Sciences, Inc.	4,129	29,646
*	KORU Medical Systems, Inc.	5,740	13,776
#*	Krystal Biotech, Inc.	4,200	321,300
#*	Kura Oncology, Inc.	78,799	1,222,961
#*	Kymera Therapeutics, Inc.	5,689	172,604
	Laboratory Corp. of America Holdings	114,141	25,323,322
#*	Lantern Pharma, Inc.	3,159	13,236
*	Lantheus Holdings, Inc.	147,478	10,911,897
*	Larimar Therapeutics, Inc.	4,948	16,328
#	LeMaitre Vascular, Inc.	45,634	1,980,516
#*	LENSAR, Inc.	35,748	170,160
#*	Lexaria Bioscience Corp.	4,587	10,137
*	LHC Group, Inc.	70,958	11,857,082
*	Ligand Pharmaceuticals, Inc.	36,347	3,185,815
*	LivaNova PLC	114,567	5,396,106
#*	Lumos Pharma, Inc.	2,606	23,532
#*	MacroGenics, Inc.	115,420	590,950
*	Maravai LifeSciences Holdings, Inc., Class A	84,404	1,401,106
*	Masimo Corp.	49,872	6,563,155
	McKesson Corp.	127,517	49,651,294
#*	Medpace Holdings, Inc.	64,490	14,315,490
	Medtronic PLC	420,257	36,705,246
#*	MeiraGTx Holdings PLC	39,266	285,464
	Merck & Co., Inc.	1,861,625	188,396,450
*	Meridian Bioscience, Inc.	108,174	3,458,323
*	Merit Medical Systems, Inc.	122,981	8,457,403
#*	Merrimack Pharmaceuticals, Inc.	34,774	131,098
*	Mersana Therapeutics, Inc.	44,631	350,800
#	Mesa Laboratories, Inc.	5,532	731,386
*	Mettler-Toledo International, Inc.	25,652	32,447,984
*	Microbot Medical, Inc.	1,260	5,027
#*	Mirati Therapeutics, Inc.	32,564	2,192,209
*	Moderna, Inc.	181,343	27,261,293
*	ModivCare, Inc.	45,120	4,387,469
*	Molina Healthcare, Inc.	122,849	44,085,592
#*	Morphic Holding, Inc.	8,250	231,083
#*	Myriad Genetics, Inc.	214,421	4,447,092
#	National HealthCare Corp.	43,692	2,661,717
	National Research Corp.	41,021	1,670,785
#*	Nektar Therapeutics	99,921	375,703
*	Neogen Corp.	374,132	4,938,542
#*	NeoGenomics, Inc.	126,762	964,025
*	Neurocrine Biosciences, Inc.	42,269	4,866,007
*	Neuronetics, Inc.	5,188	17,276
*	NextCure, Inc.	8,781	21,953
*	NextGen Healthcare, Inc.	150,838	3,022,794
#*	NGM Biopharmaceuticals, Inc.	12,750	68,085
#*	Novocure Ltd.	16,434	1,161,226
#*	Nurix Therapeutics, Inc.	13,285	169,118
*	NuVasive, Inc.	115,182	5,082,982
*	Ocular Therapeutix, Inc.	5,443	19,649
*	Omnicell, Inc.	67,043	5,183,765
*	Opiant Pharmaceuticals, Inc.	5,178	49,346
#*	OPKO Health, Inc.	200,325	380,618
#*	OptimizeRx Corp.	1,871	28,841
*	Option Care Health, Inc.	33,186	1,004,208
#*	OraSure Technologies, Inc.	371,240	1,618,606
*	Organogenesis Holdings, Inc.	16,945	55,580

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#	Organon & Co.	203,829	$5,336,243
#*	Organovo Holdings, Inc.	3,847	6,309
#*	Orthofix Medical, Inc.	85,234	1,368,858
#*	OrthoPediatrics Corp.	200	8,498
#*	Ovid therapeutics, Inc.	10,160	16,561
	Owens & Minor, Inc.	195,119	3,317,023
*	Pacific Biosciences of California, Inc.	6,437	54,328
#*	Pacira BioSciences, Inc.	53,983	2,794,160
*	Palatin Technologies, Inc.	1,944	10,789
	Patterson Cos., Inc.	213,595	5,547,062
#*††	PDL BioPharma, Inc.	458,319	1,228,295
#*	Pediatrix Medical Group, Inc.	353,357	6,855,126
#*	Pennant Group, Inc.	85,823	1,056,481
#*	Penumbra, Inc.	9,215	1,580,096
	PerkinElmer, Inc.	127,578	17,041,869
	Perrigo Co. PLC	214,817	8,652,829
#*	PetIQ, Inc.	56,757	466,543
	Pfizer, Inc.	3,866,146	179,969,096
	Phibro Animal Health Corp., Class A	62,885	923,781
#*	Phreesia, Inc.	13,147	359,176
#*	Pliant Therapeutics, Inc.	3,414	84,906
#*	PMV Pharmaceuticals, Inc.	32,401	398,856
*	Portage Biotech, Inc.	1,467	9,638
#*	Poseida Therapeutics, Inc.	3,168	12,989
	Premier, Inc., Class A	241,931	8,438,553
*	Prestige Consumer Healthcare, Inc.	131,063	7,140,312
*	Processa Pharmaceuticals, Inc.	1,604	3,400
#*	Pro-Dex, Inc.	6,861	133,035
††	Progenic Pharmaceuticals, Inc.	132,661	152,560
*	Protagonist Therapeutics, Inc.	78,791	638,207
*	Prothena Corp. PLC	147,751	9,077,821
#	Psychemedics Corp.	7,568	48,965
#*	Pulmatrix, Inc.	2,902	9,983
#*	Pulmonx Corp.	7,167	95,751
#*	Quanterix Corp.	5,829	64,527
	Quest Diagnostics, Inc.	151,722	21,794,865
*	QuidelOrtho Corp.	36,656	3,292,442
#*	R1 RCM, Inc.	219,379	3,874,233
*	RadNet, Inc.	113,045	2,161,420
*	Rallybio Corp.	864	8,260
#*	RAPT Therapeutics, Inc.	3,558	77,636
*	Regeneron Pharmaceuticals, Inc.	79,174	59,281,533
*	REGENXBIO, Inc.	84,994	2,011,808
#*	Relay Therapeutics, Inc.	54,903	1,219,945
*	Reneo Pharmaceuticals, Inc.	1,125	3,960
#*	Repligen Corp.	45,396	8,284,316
*	Replimune Group, Inc.	1,300	23,868
	ResMed, Inc.	101,037	22,600,967
*	REVOLUTION Medicines, Inc.	3,911	79,237
#*	Rhythm Pharmaceuticals, Inc.	16,708	420,540
#*	Rocket Pharmaceuticals, Inc.	61,848	1,154,084
	Royalty Pharma PLC, Class A	24,444	1,034,470
#*	Sage Therapeutics, Inc.	14,256	536,881
*	Sangamo Therapeutics, Inc.	432,842	1,900,176
*	Sarepta Therapeutics, Inc.	30,270	3,451,385
*	Satsuma Pharmaceuticals, Inc.	5,548	28,739
#*	Schrodinger, Inc.	9,802	234,954
#*	scPharmaceuticals, Inc.	9,561	51,056
*	Seagen, Inc.	48,429	6,158,232

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	SeaSpine Holdings Corp.	106,510	$684,859
*	Seer, Inc.	3,598	28,172
#	Select Medical Holdings Corp.	486,830	12,501,794
*	Semler Scientific, Inc.	325	13,653
*	Sensei Biotherapeutics, Inc.	5,932	8,601
#*	Sensus Healthcare, Inc.	26,485	372,644
*	Shattuck Labs, Inc.	1,704	4,516
*	Shockwave Medical, Inc.	1,007	295,202
#*	SI-BONE, Inc.	29,736	578,068
	SIGA Technologies, Inc.	14,990	137,758
*	Silverback Therapeutics, Inc.	8,585	53,399
#	Simulations Plus, Inc.	9,442	391,843
*	Sotera Health Co.	15,973	109,894
*	Spruce Biosciences, Inc.	4,844	5,377
#*	STAAR Surgical Co.	18,577	1,316,552
*††	Steadymed Ltd.	10,116	0
	STERIS PLC	111,763	19,288,059
*	Stoke Therapeutics, Inc.	11,776	174,874
	Stryker Corp.	83,305	19,096,838
*	Supernus Pharmaceuticals, Inc.	119,892	4,108,699
#*	Surgery Partners, Inc.	121,163	3,294,422
#*	Surmodics, Inc.	43,052	1,469,795
#*	Sutro Biopharma, Inc.	16,704	122,440
#*	Syndax Pharmaceuticals, Inc.	61,110	1,403,086
*	Syneos Health, Inc.	178,949	9,015,451
*	Synlogic, Inc.	59,553	49,882
*	Tactile Systems Technology, Inc.	30,971	230,424
#*	Taro Pharmaceutical Industries Ltd.	62,147	1,860,060
*	Tarsus Pharmaceuticals, Inc.	211	3,887
#*	Teladoc Health, Inc.	18,231	540,367
#	Teleflex, Inc.	32,713	7,018,901
*	Tenet Healthcare Corp.	224,555	9,961,260
*	Terns Pharmaceuticals, Inc.	4,909	33,921
	Thermo Fisher Scientific, Inc.	172,804	88,816,072
#*	Travere Therapeutics, Inc.	83,031	1,800,112
#*	Twist Bioscience Corp.	4,304	141,300
#	U.S. Physical Therapy, Inc.	29,194	2,592,427
*	UFP Technologies, Inc.	17,652	1,656,640
*	United Therapeutics Corp.	101,684	23,441,213
	UnitedHealth Group, Inc.	416,565	231,256,060
	Universal Health Services, Inc., Class B	126,472	14,654,311
#	Utah Medical Products, Inc.	8,679	777,204
*	Vanda Pharmaceuticals, Inc.	130,996	1,371,528
#*	Varex Imaging Corp.	94,062	2,079,711
*	Vaxcyte, Inc.	1,300	56,693
*	Veeva Systems, Inc., Class A	22,665	3,806,360
#*	Veracyte, Inc.	14,331	288,196
#*	Vericel Corp.	35,671	958,836
*	Vertex Pharmaceuticals, Inc.	127,699	39,842,088
	Viatris, Inc.	1,114,599	11,290,888
#*	ViewRay, Inc.	17,854	76,594
*	Viking Therapeutics, Inc.	24,300	99,630
*	Viracta Therapeutics, Inc.	3,262	12,820
#*	Vivani Medical, Inc.	645	1,167
*	Vor BioPharma, Inc.	3,041	14,627
*	Waters Corp.	45,107	13,494,661
	West Pharmaceutical Services, Inc.	70,826	16,297,063
*	XBiotech, Inc.	9,859	34,605
*	Xencor, Inc.	119,455	3,344,740

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	XOMA Corp.	1,135	$18,796
	Zimmer Biomet Holdings, Inc.	131,131	14,863,699
#*	Zimvie, Inc.	13,113	115,001
	Zoetis, Inc.	331,153	49,931,249

TOTAL HEALTH CARE			3,725,613,638

INDUSTRIALS — (13.4%)
	3M Co.	422,649	53,165,018
	AAON, Inc.	144,188	9,298,684
*	AAR Corp.	88,993	3,944,170
#	ABM Industries, Inc.	170,203	7,575,736
	ACCO Brands Corp.	487,711	2,243,471
	Acme United Corp.	7,309	174,758
#	Acuity Brands, Inc.	70,832	13,002,630
#*	ACV Auctions, Inc., Class A	15,338	139,883
	Advanced Drainage Systems, Inc.	120,583	13,973,158
	AECOM	285,487	21,491,461
*	Aerojet Rocketdyne Holdings, Inc.	209,080	10,129,926
*	AeroVironment, Inc.	50,092	4,583,418
	AGCO Corp.	199,026	24,713,058
	Air Lease Corp.	292,412	10,319,219
#*	Air T, Inc.	6,373	139,632
#*	Air Transport Services Group, Inc.	161,970	4,729,524
#	Alamo Group, Inc.	29,471	4,481,950
*	Alaska Air Group, Inc.	237,302	10,550,447
	Albany International Corp., Class A	84,031	7,698,920
#*	Allegiant Travel Co.	43,367	3,254,693
	Allegion PLC	160,684	16,834,863
	Allied Motion Technologies, Inc.	57,514	1,945,123
	Allison Transmission Holdings, Inc.	292,373	12,352,759
#*	Alpha Pro Tech Ltd.	28,782	119,157
	Alta Equipment Group, Inc.	3,877	47,416
	Altra Industrial Motion Corp.	125,156	7,526,882
	AMERCO	36,617	21,061,732
#*	Ameresco, Inc., Class A	74,961	4,533,641
*	American Airlines Group, Inc.	242,596	3,440,011
#*	American Superconductor Corp.	51,248	231,641
*	American Woodmark Corp.	44,314	2,009,640
	AMETEK, Inc.	257,788	33,424,792
	AO Smith Corp.	289,050	15,834,159
#	Apogee Enterprises, Inc.	62,269	2,856,902
	Applied Industrial Technologies, Inc.	103,509	12,874,449
	ARC Document Solutions, Inc.	5,045	12,209
#	ArcBest Corp.	44,062	3,499,845
	Arcosa, Inc.	128,638	8,258,560
#	Argan, Inc.	56,289	1,951,540
	Armstrong World Industries, Inc.	109,506	8,275,368
*	Art’s-Way Manufacturing Co., Inc.	3,357	6,949
*	ASGN, Inc.	161,839	13,720,710
#	Astec Industries, Inc.	62,478	2,727,165
*	Astronics Corp.	37,753	349,593
#*	Astronics Corp., Class B	38,887	351,927
*	Atkore, Inc.	163,382	15,570,305
#*	Atlas Air Worldwide Holdings, Inc.	70,720	7,152,621
*	Avalon Holdings Corp., Class A	6,800	18,496
#*	Avis Budget Group, Inc.	132,479	31,325,984
#*	Axon Enterprise, Inc.	54,191	7,881,539
*	AZEK Co., Inc.	29,142	510,276
#	AZZ, Inc.	62,419	2,509,244

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	Babcock & Wilcox Enterprises, Inc.	14,464	$65,956
#	Barnes Group, Inc.	134,548	4,758,963
	Barrett Business Services, Inc.	19,697	1,717,972
*	Beacon Roofing Supply, Inc.	200,218	11,282,284
	BGSF, Inc.	25,832	324,708
*	BlueLinx Holdings, Inc.	300	21,138
*	Boeing Co.	124,648	17,763,586
	Boise Cascade Co.	108,436	7,240,272
	Booz Allen Hamilton Holding Corp., Class A	263,412	28,672,396
*	Bowman Consulting Group Ltd.	779	12,036
	Brady Corp., Class A	108,218	4,950,974
*	BrightView Holdings, Inc.	11,932	106,433
	Brink’s Co.	108,700	6,481,781
*	Broadwind, Inc.	4,684	8,244
*	Builders FirstSource, Inc.	455,474	28,084,527
	BWX Technologies, Inc.	193,548	11,028,365
*	CACI International, Inc., Class A	60,078	18,265,514
	Carlisle Cos., Inc.	95,452	22,793,938
	Carrier Global Corp.	952,881	37,886,549
#*	Casella Waste Systems, Inc., Class A	110,876	9,070,766
	Caterpillar, Inc.	434,771	94,110,531
#*	CBIZ, Inc.	155,483	7,718,176
*	CECO Environmental Corp.	96,273	1,137,947
	CH Robinson Worldwide, Inc.	196,178	19,170,514
#*	Chart Industries, Inc.	94,765	21,121,223
	Chicago Rivet & Machine Co.	653	18,271
*	Cimpress PLC	41,514	966,446
	Cintas Corp.	96,596	41,299,620
*	CIRCOR International, Inc.	88,948	1,838,555
*	Civeo Corp.	14,372	445,532
#*	Clarivate PLC	89,005	919,422
*	Clean Harbors, Inc.	152,293	18,649,801
	Columbus McKinnon Corp.	95,255	2,716,673
	Comfort Systems USA, Inc.	119,929	14,784,847
*	Commercial Vehicle Group, Inc.	85,531	431,076
	CompX International, Inc.	9,138	162,931
*	Concrete Pumping Holdings, Inc.	4,502	28,835
*	Construction Partners, Inc., Class A	86,689	2,699,495
#*	Copa Holdings SA, Class A	65,685	4,941,483
#*	Copart, Inc.	252,027	28,988,146
#	Costamare, Inc.	387,171	3,654,894
*	CoStar Group, Inc.	185,770	15,366,894
#	Covenant Logistics Group, Inc.	38,654	1,462,667
*	CPI Aerostructures, Inc.	27,297	65,786
	CRA International, Inc.	23,082	2,371,445
	Crane Holdings Co.	121,368	12,178,065
	CSW Industrials, Inc.	50,720	6,538,822
	CSX Corp.	2,147,111	62,395,046
	Cummins, Inc	204,898	50,099,610
#	Curtiss-Wright Corp.	116,624	19,573,006
#*	Daseke, Inc.	4,992	29,752
	Deere & Co.	214,381	84,856,287
*	Delta Air Lines, Inc.	562,339	19,080,162
#	Deluxe Corp.	100,862	1,853,844
#*	Distribution Solutions Group, Inc.	22,223	668,468
*	DLH Holdings Corp.	24,977	325,201
	Donaldson Co., Inc.	254,309	14,610,052
	Douglas Dynamics, Inc.	94,316	3,202,028
	Dover Corp.	200,203	26,164,530

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Ducommun, Inc.	30,827	$1,455,343
	Dun & Bradstreet Holdings, Inc.	27,417	352,308
*	DXP Enterprises, Inc.	47,518	1,359,490
*	Dycom Industries, Inc.	89,317	10,555,483
#	Eagle Bulk Shipping, Inc.	25,621	1,239,544
#	Eastern Co.	16,904	353,463
	Eaton Corp. PLC	255,540	38,348,888
#	EMCOR Group, Inc.	147,948	20,875,463
	Emerson Electric Co.	404,269	35,009,695
#	Encore Wire Corp.	64,050	8,812,640
#*	Energy Recovery, Inc.	6,828	175,684
	Enerpac Tool Group Corp.	125,852	3,197,899
#	EnerSys	104,077	6,899,264
#	Eneti, Inc.	22,074	181,448
	Ennis, Inc.	72,001	1,624,343
#	EnPro Industries, Inc.	52,274	5,567,181
#	Equifax, Inc.	64,068	10,862,089
	Esab Corp.	91,490	3,412,577
	ESCO Technologies, Inc.	65,644	5,656,543
*	Espey Manufacturing & Electronics Corp.	4,614	61,781
#*	EVI Industries, Inc.	100	1,950
*	Evoqua Water Technologies Corp.	132,517	5,192,016
	Expeditors International of Washington, Inc.	209,244	20,474,525
#	Exponent, Inc.	101,735	9,691,276
	Fastenal Co.	537,333	25,969,304
	Federal Signal Corp.	166,270	7,756,496
	FedEx Corp.	193,929	31,082,940
*	First Advantage Corp.	5,010	70,391
#	Flowserve Corp.	196,958	5,648,755
#*	Fluor Corp.	97,973	2,964,663
#*	Flux Power Holdings, Inc.	3,590	13,211
*	Forrester Research, Inc.	39,296	1,663,007
	Fortive Corp.	253,056	16,170,278
	Fortune Brands Home & Security, Inc.	287,782	17,359,010
	Forward Air Corp.	71,609	7,581,245
*	Franklin Covey Co.	37,547	1,899,878
	Franklin Electric Co., Inc.	118,930	9,745,124
#*	FTI Consulting, Inc.	92,760	14,436,239
*	Gates Industrial Corp. PLC	10,504	117,120
#	GATX Corp.	100,773	10,551,941
#	Genco Shipping & Trading Ltd.	100,655	1,348,777
#*	Gencor Industries, Inc.	30,874	293,303
*	Generac Holdings, Inc.	61,984	7,184,565
	General Dynamics Corp.	145,473	36,339,155
	General Electric Co.	318,522	24,784,197
*	Gibraltar Industries, Inc.	82,181	4,197,805
	Global Industrial Co.	84,890	2,694,409
*	GMS, Inc.	102,650	4,845,080
#	Gorman-Rupp Co.	74,820	2,030,615
	Graco, Inc.	282,239	19,638,190
	GrafTech International Ltd.	296,362	1,508,483
	Graham Corp.	46,875	417,188
#	Granite Construction, Inc.	157,844	5,324,078
*	Great Lakes Dredge & Dock Corp.	230,767	1,744,599
#	Greenbrier Cos., Inc.	85,441	3,016,922
*	GreenPower Motor Co., Inc.	5,005	12,813
	Griffon Corp.	143,646	4,616,782
*	GXO Logistics, Inc.	244,132	8,920,583
	H&E Equipment Services, Inc.	131,617	4,969,858

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Harsco Corp.	414,511	$2,192,763
*	Hawaiian Holdings, Inc.	127,984	1,846,809
#*	Hayward Holdings, Inc.	17,854	165,150
#	Healthcare Services Group, Inc.	117,605	1,641,766
#	Heartland Express, Inc.	204,169	3,038,035
	HEICO Corp.	39,677	6,453,067
	HEICO Corp., Class A	67,091	8,540,684
	Heidrick & Struggles International, Inc.	56,313	1,585,774
	Helios Technologies, Inc.	87,494	4,960,035
	Herc Holdings, Inc.	96,806	11,385,354
*	Heritage-Crystal Clean, Inc.	59,582	1,636,718
*	Hertz Global Holdings, Inc.	31,320	576,288
	Hexcel Corp.	217,628	12,121,880
#*	Hill International, Inc.	127,716	430,403
	Hillenbrand, Inc.	189,771	8,384,083
#	HireQuest, Inc.	871	13,605
#	HNI Corp.	96,593	2,800,231
	Honeywell International, Inc.	321,612	65,615,280
	Howmet Aerospace, Inc.	435,312	15,475,342
*	Hub Group, Inc., Class A	85,433	6,629,601
	Hubbell, Inc.	125,251	29,744,607
*	Hudson Global, Inc.	21,842	742,628
#*	Hudson Technologies, Inc.	2,500	23,025
	Huntington Ingalls Industries, Inc.	84,916	21,829,356
	Hurco Cos., Inc.	17,410	403,042
*	Huron Consulting Group, Inc.	85,109	6,266,576
#	Hyster-Yale Materials Handling, Inc.	44,515	1,298,057
#*	IAA, Inc.	212,048	8,042,981
#	ICF International, Inc.	46,467	5,558,847
*	Ideal Power, Inc.	980	11,378
	IDEX Corp.	68,726	15,278,477
*	IES Holdings, Inc.	34,151	1,128,349
	Illinois Tool Works, Inc.	211,517	45,165,225
	Ingersoll Rand, Inc.	440,780	22,259,390
#*	Innovative Solutions & Support, Inc.	32,517	308,912
	Insperity, Inc.	93,167	10,995,569
	Insteel Industries, Inc.	56,913	1,499,658
	Interface, Inc.	148,144	1,675,509
	ITT, Inc.	217,591	16,621,776
	Jacobs Solutions, Inc.	125,906	14,506,889
	JB Hunt Transport Services, Inc.	162,249	27,755,936
#*	JELD-WEN Holding, Inc.	238,444	2,529,891
*	JetBlue Airways Corp.	774,137	6,224,061
	John Bean Technologies Corp.	76,875	7,011,000
	Johnson Controls International PLC	257,148	14,873,440
	Kadant, Inc.	31,929	5,681,766
	Kaman Corp.	66,437	2,132,628
#*	KAR Auction Services, Inc.	306,134	4,448,127
#*	Karat Packaging, Inc.	622	10,188
#	KBR, Inc.	394,366	19,627,596
	Kelly Services, Inc., Class A	168,136	2,747,342
#	Kennametal, Inc.	207,651	5,546,358
#	Kforce, Inc.	89,580	5,667,727
	Kimball International, Inc., Class B	110,299	815,110
*	Kirby Corp.	145,361	10,138,930
	Knight-Swift Transportation Holdings, Inc.	359,120	17,248,534
	Korn Ferry	156,783	8,715,567
*	Kratos Defense & Security Solutions, Inc.	255,088	2,826,375
	L3Harris Technologies, Inc.	93,150	22,958,681

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	Landstar System, Inc.	89,478	$13,978,253
*	LB Foster Co., Class A	53,580	535,800
	Leidos Holdings, Inc.	192,635	19,569,790
	Lennox International, Inc.	42,358	9,893,558
*	Limbach Holdings, Inc.	29,902	248,785
	Lincoln Electric Holdings, Inc.	140,662	19,974,004
	Lindsay Corp.	25,421	4,303,775
	Lockheed Martin Corp	161,715	78,703,456
*	LS Starrett Co., Class A	125,165	1,067,657
	LSI Industries, Inc.	75,131	577,006
	Luxfer Holdings PLC	717	10,375
*	Manitex International, Inc.	52,595	239,833
*	Manitowoc Co., Inc.	184,112	1,679,101
	ManpowerGroup, Inc.	126,144	9,882,121
	Marten Transport Ltd.	242,734	4,556,117
	Masco Corp.	173,150	8,011,651
*	Masonite International Corp.	59,467	4,253,675
#*	MasTec, Inc.	238,312	18,369,089
*	Mastech Digital, Inc.	18,872	285,156
*	Matrix Service Co.	127,846	626,445
#	Matson, Inc.	134,791	9,917,922
#	Matthews International Corp., Class A	80,617	2,166,985
#	Maxar Technologies, Inc.	219,674	4,907,517
*	Mayville Engineering Co., Inc.	7,782	51,750
	McGrath RentCorp.	83,386	7,842,453
	MDU Resources Group, Inc.	366,024	10,424,364
*	Mercury Systems, Inc.	106,468	5,153,051
*	Mesa Air Group, Inc.	42,917	63,517
#*	Middleby Corp.	118,953	16,636,767
#	Miller Industries, Inc.	16,917	430,199
#	MillerKnoll, Inc.	113,550	2,404,989
*	Mistras Group, Inc.	73,836	339,646
#*	Montrose Environmental Group, Inc.	13,038	570,804
	Moog, Inc., Class A	86,896	7,364,436
*	MRC Global, Inc.	185,901	1,864,587
	MSA Safety, Inc.	73,077	9,809,856
	MSC Industrial Direct Co., Inc., Class A	121,101	10,048,961
	Mueller Industries, Inc.	171,196	10,723,717
	Mueller Water Products, Inc., Class A	385,013	4,504,652
*	MYR Group, Inc.	54,599	4,777,958
	National Presto Industries, Inc.	19,402	1,367,647
	NL Industries, Inc.	280,077	2,453,475
*	NN, Inc.	108,311	269,694
	Nordson Corp.	86,320	19,422,000
	Norfolk Southern Corp.	177,703	40,528,723
	Northrop Grumman Corp.	107,206	58,857,166
*	Northwest Pipe Co.	17,456	593,329
*	NOW, Inc.	287,017	3,653,726
*	NV5 Global, Inc.	31,191	4,521,135
	nVent Electric PLC	200,418	7,315,257
	Old Dominion Freight Line, Inc.	169,210	46,465,066
#	Omega Flex, Inc.	9,847	929,557
#*	Orion Energy Systems, Inc.	20,054	34,092
*	Orion Group Holdings, Inc.	156,441	356,685
	Oshkosh Corp.	169,946	14,955,248
	Otis Worldwide Corp.	276,063	19,501,090
	Owens Corning	225,681	19,320,550
	P&F Industries, Inc., Class A	2,869	15,177
	PACCAR, Inc.	406,121	39,324,696

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	PAM Transportation Services, Inc.	67,432	$1,877,981
	Pangaea Logistics Solutions Ltd.	74,703	360,815
#	Park Aerospace Corp.	81,147	1,009,469
	Parker-Hannifin Corp.	140,456	40,819,323
	Park-Ohio Holdings Corp.	63,201	718,595
*	Parsons Corp.	11,940	559,747
	Patriot Transportation Holding, Inc.	7,392	62,167
	Pentair PLC	372,610	16,003,600
#*	Perma-Fix Environmental Services, Inc.	20,738	86,270
*	Perma-Pipe International Holdings, Inc.	16,930	165,575
*	PGT Innovations, Inc.	175,403	3,737,838
#	Pitney Bowes, Inc.	290,270	902,740
#*	Plug Power, Inc.	74,214	1,185,940
#	Powell Industries, Inc.	60,852	1,501,219
	Preformed Line Products Co.	15,008	1,191,185
	Primoris Services Corp.	142,329	2,873,623
#*	Proterra, Inc.	19,414	121,143
*	Proto Labs, Inc.	45,078	1,721,529
*	Quad/Graphics, Inc.	194,201	539,879
#	Quanex Building Products Corp.	89,451	1,982,234
	Quanta Services, Inc.	275,398	39,117,532
#*	Quest Resource Holding Corp.	14,300	126,698
*	Radiant Logistics, Inc.	131,550	798,509
	Raytheon Technologies Corp.	701,753	66,540,219
*	RBC Bearings, Inc.	30,855	7,822,668
#*	RCM Technologies, Inc.	22,400	392,000
#*	Red Violet, Inc.	3,910	68,190
	Regal Rexnord Corp.	190,322	24,083,346
#	Rentokil Initial PLC, Sponsored ADR	38,503	1,191,283
	Republic Services, Inc.	184,296	24,441,336
*	Resideo Technologies, Inc.	159,600	3,769,752
	Resources Connection, Inc.	82,921	1,514,967
#	REV Group, Inc.	230,124	3,161,904
	Robert Half International, Inc.	240,774	18,409,580
	Rockwell Automation, Inc.	126,860	32,387,358
	Rollins, Inc.	360,518	15,170,597
	Rush Enterprises, Inc., Class A	150,127	7,489,836
#	Rush Enterprises, Inc., Class B	21,490	1,152,294
	Ryder System, Inc.	146,730	11,813,232
#*	Saia, Inc.	88,327	17,564,707
	Schneider National, Inc., Class B	36,225	805,644
	Science Applications International Corp.	126,544	13,709,777
	Sensata Technologies Holding PLC	271,440	10,914,602
*	Servotronics, Inc.	1,473	14,892
	Shyft Group, Inc.	98,230	2,257,325
*	SIFCO Industries, Inc.	7,118	19,646
	Simpson Manufacturing Co., Inc.	93,249	7,970,925
#*	SiteOne Landscape Supply, Inc.	69,119	8,008,819
*	SkyWest, Inc.	123,340	2,180,651
	Snap-on, Inc.	71,861	15,956,735
*	Southwest Airlines Co.	540,293	19,639,651
*	SP Plus Corp.	62,668	2,320,596
#*	Spirit Airlines, Inc.	200,426	4,409,372
#*	SPX Technologies, Inc.	120,388	7,926,346
	Standex International Corp.	33,399	3,308,171
	Stanley Black & Decker, Inc.	145,594	11,427,673
#	Steelcase, Inc., Class A	330,585	2,568,645
*	Stericycle, Inc.	118,761	5,294,365
*	Sterling Infrastructure, Inc.	78,696	2,124,005

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	Sunrun, Inc.	350,039	$7,879,378
*	Taylor Devices, Inc.	4,452	56,006
	Tecnoglass, Inc.	42,859	879,895
	Tennant Co.	48,047	2,798,738
	Terex Corp.	193,637	7,850,044
	Tetra Tech, Inc.	103,145	14,572,326
#	Textainer Group Holdings Ltd.	134,733	4,031,211
	Textron, Inc.	311,774	21,337,813
*	Thermon Group Holdings, Inc.	85,660	1,521,322
	Timken Co.	202,283	14,420,755
#*	Titan International, Inc.	254,984	3,814,561
*	Titan Machinery, Inc.	56,512	1,942,883
	Toro Co.	194,335	20,488,739
*	TPI Composites, Inc.	97,586	971,957
	Trane Technologies PLC	129,482	20,669,212
#*	Transcat, Inc.	23,287	1,927,232
	TransDigm Group, Inc.	32,030	18,441,593
	TransUnion	167,794	9,945,150
#*	Trex Co., Inc.	225,690	10,853,432
*	TriNet Group, Inc.	173,616	11,281,568
#	Trinity Industries, Inc.	287,379	8,198,923
	Triton International Ltd.	180,495	10,954,242
*	Triumph Group, Inc.	7,808	70,662
*	TrueBlue, Inc.	119,063	2,340,779
*	Tutor Perini Corp.	213,300	1,582,686
*	Twin Disc, Inc.	34,347	446,854
#*	U.S. Xpress Enterprises, Inc., Class A	38,971	90,802
*	Uber Technologies, Inc.	5,144	136,676
#	UFP Industries, Inc.	200,248	14,263,665
*	Ultralife Corp.	65,830	325,859
	UniFirst Corp.	35,315	6,498,313
	Union Pacific Corp.	574,109	113,179,848
*	United Airlines Holdings, Inc.	255,900	11,024,172
	United Parcel Service, Inc., Class B	446,131	74,847,398
*	United Rentals, Inc.	150,931	47,650,426
#*	Univar Solutions, Inc.	218,195	5,559,609
	Universal Logistics Holdings, Inc.	72,087	2,306,784
#*	Urban-Gro, Inc.	1,949	7,913
*	V2X, Inc.	30,979	1,269,829
	Valmont Industries, Inc.	54,352	17,350,245
	Verisk Analytics, Inc.	127,878	23,379,935
*	Veritiv Corp.	73,121	8,501,047
*	Viad Corp.	34,893	1,300,811
*	Vicor Corp.	37,966	1,813,636
*	Virco Mfg. Corp.	31,667	131,101
*	VirTra, Inc.	669	3,479
#	VSE Corp.	32,029	1,482,622
#	Wabash National Corp.	192,420	4,165,893
	Waste Management, Inc.	331,754	52,539,881
#	Watsco, Inc.	55,494	15,036,654
	Watsco, Inc., Class B	4,958	1,359,161
	Watts Water Technologies, Inc., Class A	66,495	9,732,208
	Werner Enterprises, Inc.	193,671	7,591,903
*	WESCO International, Inc.	150,795	20,775,027
	Westinghouse Air Brake Technologies Corp.	190,221	17,743,815
#*	Willdan Group, Inc.	26,504	366,285
#*	Willis Lease Finance Corp.	8,926	340,081
*	WillScot Mobile Mini Holdings Corp.	602,914	25,641,932
	Woodward, Inc.	135,694	12,443,140

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	WW Grainger, Inc	61,672	$36,038,033
*	XPO Logistics, Inc	244,132	12,631,390
	Xylem, Inc	141,223	14,465,472
#*	Yellow Corp	21,138	93,641
	Zurn Elkay Water Solutions Corp	346,718	8,144,406

TOTAL INDUSTRIALS.			4,077,557,876

INFORMATION TECHNOLOGY — (20.8%)
#*	3D Systems Corp.	122,543	1,082,055
*	908 Devices, Inc.	712	11,385
	A10 Networks, Inc.	7,694	129,259
	Accenture PLC, Class A	449,831	127,707,021
*	ACI Worldwide, Inc.	241,525	5,876,303
*	ADDvantage Technologies Group, Inc.	7,817	15,087
	Adeia, Inc.	290,487	3,247,645
*	Adobe, Inc.	215,170	68,531,645
	ADTRAN Holdings, Inc.	205,332	4,611,757
	Advanced Energy Industries, Inc.	101,003	7,943,886
*	Advanced Micro Devices, Inc.	628,898	37,771,614
*	Agilysys, Inc.	60,910	3,908,595
#*	Airgain, Inc.	21,069	152,961
*	Akamai Technologies, Inc.	159,798	14,114,957
#*	Akoustis Technologies, Inc.	15,149	50,446
*	Alarm.com Holdings, Inc.	54,518	3,207,839
#*	Alithya Group, Inc., Class A	39,261	69,492
*	Alkami Technology, Inc.	18,975	300,754
*	Alpha & Omega Semiconductor Ltd.	73,230	2,398,282
*	Altair Engineering, Inc., Class A	24,387	1,196,182
*	Ambarella, Inc.	67,066	3,670,522
	Amdocs Ltd.	152,769	13,185,492
	American Software, Inc., Class A	72,741	1,246,053
	Amkor Technology, Inc.	775,818	16,129,256
	Amphenol Corp., Class A	385,817	29,256,503
*	Amtech Systems, Inc.	33,942	312,945
	Analog Devices, Inc.	284,801	40,618,319
*	ANSYS, Inc.	58,464	12,929,898
*	Appfolio, Inc., Class A	15,492	1,942,232
	Apple, Inc.	9,633,318	1,477,172,982
	Applied Materials, Inc.	725,711	64,073,024
*	Arista Networks, Inc.	249,422	30,145,143
*	Arlo Technologies, Inc.	158,675	817,176
*	Arrow Electronics, Inc.	180,882	18,316,111
#*	Aspen Technology, Inc.	51,382	12,406,184
*	AstroNova, Inc.	16,656	197,374
*	Asure Software, Inc.	20,330	134,178
	Atlassian Corp., Class A	24,187	4,903,431
*	Autodesk, Inc.	94,216	20,190,489
	Automatic Data Processing, Inc.	302,104	73,018,537
	Autoscope Technologies Corp.	1,872	7,975
*	Aviat Networks, Inc.	55,622	1,816,615
#*	Avid Technology, Inc.	85,924	2,362,051
	Avnet, Inc.	238,383	9,580,613
*	Aware, Inc.	51,506	83,440
*	Axcelis Technologies, Inc.	76,936	4,462,288
*	AXT, Inc.	166,493	755,878
	Badger Meter, Inc.	94,268	10,603,265
#	Bel Fuse, Inc., Class A	4,354	130,489
	Bel Fuse, Inc., Class B	25,954	841,169
#	Belden, Inc.	107,318	7,472,552

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Benchmark Electronics, Inc.	89,392	$2,537,839
#*	Benefitfocus, Inc.	23,541	165,964
#*	Bill.Com Holdings, Inc.	771	102,821
	BK Technologies Corp.	24,446	64,293
*	Black Knight, Inc.	139,839	8,456,064
#*	Blackbaud, Inc.	87,616	4,792,595
*	Block, Inc., Class A	26,947	1,618,706
#*	BM Technologies, Inc.	14,728	111,786
*	Box, Inc., Class A	126,308	3,669,247
*	Brightcove, Inc.	18,100	121,270
	Broadcom, Inc.	284,762	133,872,311
	Broadridge Financial Solutions, Inc.	148,071	22,219,534
*	Cadence Design Systems, Inc.	90,729	13,735,463
*	CalAmp Corp.	48,865	185,687
*	Calix, Inc.	167,509	12,335,363
#*	Cambium Networks Corp.	14,819	286,748
*	Cantaloupe, Inc.	4,641	15,547
#	Cass Information Systems, Inc.	31,491	1,347,185
	CDW Corp.	190,175	32,864,142
*	Cerence, Inc.	76,264	1,311,741
*	Ceridian HCM Holding, Inc.	53,959	3,571,546
*	CEVA, Inc.	48,328	1,336,752
*	ChannelAdvisor Corp.	60,234	1,387,791
*	Ciena Corp.	293,050	14,037,095
#*	Cirrus Logic, Inc.	146,292	9,819,119
	Cisco Systems, Inc.	2,308,415	104,871,293
#*	Clearfield, Inc.	31,727	3,853,879
	Climb Global Solutions, Inc.	9,192	288,721
*	Cloudflare, Inc., Class A	6,205	349,466
*	Coda Octopus Group, Inc.	22,446	144,103
	Cognex Corp.	86,749	4,010,406
	Cognizant Technology Solutions Corp., Class A	441,603	27,489,787
*	Cognyte Software Ltd.	144,448	392,899
*	Coherent Corp.	111,706	3,754,439
#*	Cohu, Inc.	130,441	4,294,118
#*	CommScope Holding Co., Inc.	318,454	4,216,331
#*	CommVault Systems, Inc.	30,502	1,857,267
*	Computer Task Group, Inc.	47,645	364,484
#	Comtech Telecommunications Corp.	140,568	1,553,276
	Concentrix Corp.	158,296	19,348,520
*	Conduent, Inc.	523,935	2,158,612
*	Consensus Cloud Solutions, Inc.	45,092	2,531,465
*	CoreCard Corp.	729	17,861
	Corning, Inc.	743,399	23,915,146
*	CPI Card Group, Inc.	215	4,233
*	CPS Technologies Corp.	3,094	9,313
*	Crowdstrike Holdings, Inc., Class A	12,102	1,950,842
#	CSG Systems International, Inc.	94,123	6,086,934
	CSP, Inc.	5,597	41,362
	CTS Corp.	77,908	3,078,924
*	CVD Equipment Corp.	2,767	17,598
*	CyberOptics Corp.	16,840	908,855
*	Daktronics, Inc.	221,809	758,587
*	Data I/O Corp.	16,306	64,735
*	Datadog, Inc., Class A	14,735	1,186,315
	Dell Technologies, Inc., Class C	165,502	6,355,277
#*	Digi International, Inc.	76,996	3,105,249
#*	Diodes, Inc.	130,146	9,327,564
*	DocuSign, Inc.	13,840	668,472

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Dolby Laboratories, Inc., Class A	117,937	$7,882,909
#*	DoubleVerify Holdings, Inc.	10,546	308,260
*	Dropbox, Inc., Class A	315,762	6,867,823
*	Duck Creek Technologies, Inc.	28,040	334,798
*	DXC Technology Co.	406,733	11,693,574
*	Dynatrace, Inc.	53,832	1,897,040
#*	DZS, Inc.	55,452	881,132
#	Ebix, Inc.	77,624	1,536,179
*	Edgio, Inc.	294,353	791,810
#*	eGain Corp.	48,808	392,904
*	Elastic NV	3,521	225,168
*	Electro-Sensors, Inc.	1,588	7,543
#*	EMCORE Corp.	72,739	111,291
*	EngageSmart, Inc.	2,646	51,967
*	Enphase Energy, Inc.	66,551	20,431,157
	Entegris, Inc.	176,156	13,976,217
#*	Envestnet, Inc.	46,814	2,308,398
*	EPAM Systems, Inc.	35,260	12,341,000
*	ePlus, Inc.	71,642	3,490,398
*	Euronet Worldwide, Inc.	86,083	7,231,833
#*	Everspin Technologies, Inc.	2,019	12,175
	EVERTEC, Inc.	158,139	5,662,958
*	Evo Payments, Inc., Class A	54,495	1,835,937
*	ExlService Holdings, Inc.	79,882	14,526,542
*	Extreme Networks, Inc.	22,772	408,530
*	F5, Inc.	72,060	10,298,095
*	Fabrinet	88,036	10,071,318
#*	Fair Isaac Corp.	37,770	18,085,787
#*	FARO Technologies, Inc.	50,806	1,484,043
	Fidelity National Information Services, Inc.	278,990	23,153,380
*	First Solar, Inc.	217,114	31,605,285
*	Fiserv, Inc.	218,222	22,420,128
*	FleetCor Technologies, Inc.	119,372	22,217,517
*	Flex Ltd.	1,008,494	19,746,313
*	Flywire Corp.	7,045	154,638
*	FormFactor, Inc.	171,395	3,463,893
*	Fortinet, Inc.	605,813	34,628,271
*	Franklin Wireless Corp.	3,185	11,052
*	Frequency Electronics, Inc.	36,985	190,473
*	Gartner, Inc.	116,744	35,247,348
#*	Genasys, Inc.	60,454	172,294
	Genpact Ltd.	465,517	22,577,574
	Global Payments, Inc.	155,375	17,753,147
#*	Globant SA	41,877	7,901,352
*	GoDaddy, Inc., Class A	96,687	7,773,635
*	Grid Dynamics Holdings, Inc.	2,762	37,591
#*	GSI Technology, Inc.	60,553	113,234
*	Guidewire Software, Inc.	66,357	3,942,269
	Hackett Group, Inc.	105,620	2,306,741
#*	Harmonic, Inc.	259,780	4,013,601
	Hewlett Packard Enterprise Co.	1,175,649	16,776,511
	HP, Inc.	536,451	14,816,777
*	HubSpot, Inc.	5,453	1,617,142
#*	I3 Verticals, Inc., Class A	5,358	116,590
#*	IBEX Holdings Ltd.	1,622	31,191
#*	Ichor Holdings Ltd.	67,700	1,722,288
*	Identiv, Inc.	30,918	372,562
#*	Immersion Corp.	62,202	332,159
#*	Infinera Corp.	250,115	1,403,145

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Information Services Group, Inc.	115,883	$629,245
*	Innodata, Inc.	37,353	123,638
#*	Insight Enterprises, Inc.	86,519	8,176,911
	Intel Corp.	3,268,769	92,931,103
*	Intellicheck, Inc.	12,293	26,430
#	InterDigital, Inc.	93,840	4,679,801
	International Business Machines Corp.	704,432	97,415,901
*	International Money Express, Inc.	11,293	305,250
*	inTEST Corp.	24,960	202,176
#*	Intevac, Inc.	59,949	267,972
	Intuit, Inc.	64,822	27,711,405
#*	IPG Photonics Corp.	85,508	7,324,615
#*	Issuer Direct Corp.	7,605	160,694
*	Iteris, Inc.	87,120	261,360
*	Itron, Inc.	109,244	5,340,939
	Jabil, Inc.	545,108	35,023,189
	Jack Henry & Associates, Inc.	97,300	19,368,538
	Juniper Networks, Inc.	398,555	12,195,783
*	Key Tronic Corp.	22,454	98,349
*	Keysight Technologies, Inc.	266,157	46,351,242
*	Kimball Electronics, Inc.	43,092	890,712
	KLA Corp.	163,173	51,636,096
*	Knowles Corp.	479,821	6,597,539
#	Kulicke & Soffa Industries, Inc.	186,880	7,837,747
*	KVH Industries, Inc.	53,670	575,879
*	Kyndryl Holdings, Inc.	142,486	1,377,840
	Lam Research Corp.	144,358	58,433,231
#*	Lantronix, Inc.	35,760	180,588
*	Lattice Semiconductor Corp.	167,024	8,102,334
#*	LGL Group, Inc.	6,640	34,594
	Littelfuse, Inc.	58,078	12,791,679
*	LiveRamp Holdings, Inc.	136,013	2,497,199
#*	Lumentum Holdings, Inc.	95,081	7,078,780
#*	Luna Innovations, Inc.	65,955	342,306
#*	MACOM Technology Solutions Holdings, Inc., Class H	102,186	5,913,504
*	Magnachip Semiconductor Corp.	69,402	690,550
*	Manhattan Associates, Inc.	145,652	17,721,479
#*	Marqeta, Inc., Class A	75,658	596,185
	Marvell Technology, Inc.	412,775	16,378,912
	Mastercard, Inc., Class A	587,552	192,822,815
#	Maximus, Inc.	163,008	10,052,703
*	MaxLinear, Inc.	137,512	4,246,371
*	MeridianLink, Inc.	2,467	44,406
	Methode Electronics, Inc.	92,194	3,801,159
	Microchip Technology, Inc.	581,809	35,920,888
	Micron Technology, Inc.	750,261	40,589,120
	Microsoft Corp.	4,624,552	1,073,497,256
#*	Mitek Systems, Inc.	69,635	787,572
	MKS Instruments, Inc.	126,904	10,425,164
#*	Model N, Inc.	743	28,234
*	MoneyGram International, Inc.	114,828	1,216,029
#*	MongoDB, Inc.	7,294	1,335,021
	Monolithic Power Systems, Inc.	26,218	8,899,700
	Motorola Solutions, Inc.	61,213	15,285,498
#	M-Tron Industries, Inc.	3,320	34,196
#*	N-Able, Inc.	1,650	17,870
#*	Napco Security Technologies, Inc.	60,330	1,714,579
#	National Instruments Corp.	212,091	8,097,634
*	NCR Corp.	340,934	7,248,257

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Neonode, Inc.	2,413	$8,807
	NetApp, Inc.	285,126	19,750,678
*	NETGEAR, Inc.	77,748	1,527,748
#*	NetScout Systems, Inc.	176,271	6,331,654
#*	NetSol Technologies, Inc.	27,104	83,209
	Network-1 Technologies, Inc.	57,475	139,089
*	nLight, Inc.	32,754	352,761
*	Nortech Systems, Inc.	446	4,456
	NortonLifeLock, Inc.	447,226	10,076,002
#*	Novanta, Inc.	69,174	9,781,204
	NVE Corp.	7,415	459,804
	NVIDIA Corp.	503,535	67,962,119
	NXP Semiconductors NV	45,473	6,642,696
*	Okta, Inc.	14,634	821,260
#*	Olo, Inc., Class A	19,109	168,350
*	ON Semiconductor Corp.	570,378	35,038,321
#*	ON24, Inc.	3,427	27,896
*	One Stop Systems, Inc.	9,500	30,590
*	OneSpan, Inc.	158,918	1,746,509
*	Onto Innovation, Inc.	123,072	8,226,132
*	Optical Cable Corp.	8,150	29,095
	Oracle Corp.	463,128	36,156,403
*	OSI Systems, Inc.	50,460	4,146,803
#*	Palantir Technologies, Inc., Class A	91,842	807,291
#*	Palo Alto Networks, Inc.	34,785	5,968,758
#*	PAR Technology Corp.	2,861	82,340
*	Paya Holdings, Inc.	26,849	215,866
	Paychex, Inc.	351,420	41,576,500
*	Paycom Software, Inc.	51,729	17,898,234
*	Paylocity Holding Corp.	43,873	10,169,323
*	PayPal Holdings, Inc.	198,032	16,551,515
#	PC Connection, Inc.	68,869	3,659,699
	PC-Tel, Inc.	173,857	808,435
*	PDF Solutions, Inc.	89,834	2,118,286
*	Perficient, Inc.	89,548	5,997,030
#*	PFSweb, Inc.	44,109	422,123
*	Photronics, Inc.	331,515	5,377,173
#*	Pixelworks, Inc.	63,468	89,490
*	Plexus Corp.	86,602	8,521,637
	Power Integrations, Inc.	124,140	8,281,379
#*	Powerfleet, Inc.	5,814	15,407
#*	PowerSchool Holdings, Inc., Class A	9,272	185,440
#*	Procore Technologies, Inc.	300	16,398
#	Progress Software Corp.	134,361	6,856,442
*	PTC, Inc.	81,914	9,651,927
*	Pure Storage, Inc., Class A	179,745	5,546,931
*	Qorvo, Inc.	128,541	11,064,809
	QUALCOMM, Inc.	817,724	96,213,406
#*	Qualtrics International, Inc., Class A	43,892	525,387
*	Qualys, Inc.	76,204	10,863,642
#*	QuickLogic Corp.	8,226	55,690
#*	Rackspace Technology, Inc.	5,163	26,589
#*	Rambus, Inc.	288,458	8,699,893
#*	Repay Holdings Corp.	13,709	83,488
*	RF Industries Ltd.	19,118	103,428
#*	Ribbon Communications, Inc.	335,261	888,442
#	Richardson Electronics Ltd.	28,182	678,904
#*	Rimini Street, Inc.	12,521	70,243
*	Rogers Corp.	40,264	9,475,327

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Roper Technologies, Inc.	45,884	$19,020,753
	Rubicon Technology, Inc.	713	1,447
*	Salesforce, Inc.	185,416	30,146,787
*	Sanmina Corp.	183,395	10,279,290
	Sapiens International Corp. NV	52,324	1,029,213
*	ScanSource, Inc.	131,176	4,063,832
#	Seagate Technology Holdings PLC	332,302	16,502,117
#*	SecureWorks Corp., Class A	12,468	101,988
*	Semtech Corp.	120,199	3,328,310
*	ServiceNow, Inc.	17,178	7,227,472
*	Shift4 Payments, Inc., Class A	10,336	475,146
*	SigmaTron International, Inc.	9,201	43,521
#*	Silicon Laboratories, Inc.	67,612	7,769,971
	Skyworks Solutions, Inc.	258,666	22,247,863
#*	SMART Global Holdings, Inc.	148,014	2,002,629
*	Snowflake, Inc., Class A	23,612	3,785,004
*	Socket Mobile, Inc.	3,691	7,161
#*	SolarEdge Technologies, Inc.	32,968	7,583,629
*	SolarWinds Corp.	261,550	2,440,261
#*	Sono-Tek Corp.	696	4,962
*	Splunk, Inc.	30,493	2,534,273
*	SPS Commerce, Inc.	46,376	5,867,492
#*	Squarespace, Inc., Class A	8,789	195,204
††	SRAX, Inc.	3,513	562
	SS&C Technologies Holdings, Inc.	238,881	12,283,261
*	StarTek, Inc.	85,247	312,856
*	Stratasys Ltd.	349,278	5,054,053
*	Sumo Logic, Inc.	17,715	136,583
*	Super Micro Computer, Inc.	38,221	2,659,799
	Switch, Inc., Class A	65,052	2,215,021
*	Synaptics, Inc.	91,544	8,110,798
*	Synopsys, Inc.	45,908	13,430,385
	Taitron Components, Inc., Class A	1,484	6,084
	TD SYNNEX Corp.	158,296	14,485,667
	TE Connectivity Ltd.	215,681	26,362,689
*	Teledyne Technologies, Inc.	51,586	20,530,196
*	Telos Corp.	14,459	153,265
*	Teradata Corp.	182,290	5,758,541
#	Teradyne, Inc.	253,971	20,660,541
*	TESSCO Technologies, Inc.	22,794	108,955
	Texas Instruments, Inc.	676,325	108,638,085
*	Trade Desk, Inc., Class A	104,540	5,565,710
*	TransAct Technologies, Inc.	17,129	69,544
*	Trimble, Inc.	235,510	14,168,282
*	Trio-Tech International	3,963	19,260
	TTEC Holdings, Inc.	145,440	6,467,717
*	TTM Technologies, Inc.	258,126	3,951,909
#*	Turtle Beach Corp.	62,341	486,260
#*	Twilio, Inc., Class A	18,985	1,411,914
*	.Tyler Technologies, Inc.	18,698	6,045,624
#	Ubiquiti, Inc.	7,049	2,444,241
#*	Ultra Clean Holdings, Inc.	114,885	3,574,072
#*	Unisys Corp.	159,849	1,358,716
#*	Unity Software, Inc.	27,080	798,860
	Universal Display Corp.	36,693	3,493,907
*	Upland Software, Inc.	21,159	170,118
#*	Veeco Instruments, Inc.	107,588	1,961,329
#*	Verint Systems, Inc.	131,587	4,662,127
*	VeriSign, Inc.	68,246	13,680,593

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Verra Mobility Corp.	39,272	$670,373
#*	Vertex, Inc., Class A	2,317	41,752
*	Viant Technology, Inc., Class A	2,633	12,006
#*	Viasat, Inc.	126,831	5,194,998
*	Viavi Solutions, Inc.	496,738	7,500,744
#	Visa, Inc., Class A	921,563	190,910,991
	Vishay Intertechnology, Inc.	322,340	6,740,129
#*	Vishay Precision Group, Inc.	29,997	1,012,399
	VMware, Inc., Class A	54,196	6,098,676
	Vontier Corp.	136,637	2,609,767
*	Western Digital Corp.	338,999	11,651,396
#	Western Union Co.	509,835	6,887,871
*	WEX, Inc.	50,025	8,211,103
*	Wireless Telecom Group, Inc.	55,860	84,349
#*	Wolfspeed, Inc.	100,664	7,927,290
*	Workday, Inc., Class A	13,900	2,165,898
	Xerox Holdings Corp.	404,957	5,924,521
	Xperi, Inc.	116,194	1,623,230
#*	Yext, Inc.	42,888	228,164
*	Zebra Technologies Corp., Class A	52,502	14,869,616
*	Zendesk, Inc.	14,161	1,086,007
*	Zoom Video Communications, Inc., Class A	25,472	2,125,384
*	Zscaler, Inc.	14,108	2,174,043

TOTAL INFORMATION TECHNOLOGY			6,318,878,359

MATERIALS — (4.6%)
*	Advanced Emissions Solutions, Inc.	90,608	260,045
	AdvanSix, Inc.	67,203	2,444,845
#*	AgroFresh Solutions, Inc.	54,123	147,215
	Air Products & Chemicals, Inc.	125,994	31,548,898
	Albemarle Corp.	107,476	30,079,308
	Alcoa Corp.	352,172	13,745,273
#	Alpha Metallurgical Resources, Inc.	9,054	1,528,768
	Amcor PLC	1,615,087	18,702,707
*	American Biltrite, Inc.	36	5,400
#	American Vanguard Corp.	76,378	1,777,316
#*	Ampco-Pittsburgh Corp.	162,224	494,783
#	AptarGroup, Inc.	165,827	16,441,747
#*	Arconic Corp.	169,291	3,514,481
#	Ardagh Metal Packaging SA	5,790	25,708
*	Ascent Industries Co.	24,899	362,280
	Ashland, Inc.	127,468	13,373,943
#*	Aspen Aerogels, Inc.	30,867	391,394
#*	ATI, Inc.	199,016	5,922,716
	Avery Dennison Corp.	146,530	24,844,161
	Avient Corp.	178,804	6,166,950
#*	Axalta Coating Systems Ltd.	577,337	13,463,499
	Balchem Corp.	82,457	11,527,489
#	Ball Corp.	338,707	16,728,739
*	Berry Global Group, Inc.	328,232	15,531,938
#	Cabot Corp.	137,563	10,108,129
	Caledonia Mining Corp. PLC	1,563	17,021
	Carpenter Technology Corp.	120,580	4,509,692
	Celanese Corp.	147,756	14,202,307
#*	Century Aluminum Co.	264,953	1,910,311
	CF Industries Holdings, Inc.	376,519	40,008,909
	Chase Corp.	25,373	2,390,390
	Chemours Co.	288,167	8,250,221
*	Clearwater Paper Corp.	111,620	4,964,858

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
#*	Cleveland-Cliffs, Inc.	891,858	$11,585,235
#*	Coeur Mining, Inc.	580,125	2,192,872
#	Commercial Metals Co.	311,174	14,158,417
#	Compass Minerals International, Inc.	97,005	3,835,578
#*	Core Molding Technologies, Inc.	18,851	186,813
	Corteva, Inc.	683,854	44,683,020
#	Crown Holdings, Inc.	253,463	17,385,027
	Dow, Inc.	786,968	36,782,884
	DuPont de Nemours, Inc.	152,551	8,725,917
	Eagle Materials, Inc.	112,205	13,723,793
	Eastman Chemical Co.	156,668	12,033,669
	Ecolab, Inc.	91,823	14,422,639
*	Ecovyst, Inc.	8,527	84,844
	Element Solutions, Inc.	621,046	10,681,991
*	Ferroglobe PLC	118,351	689,986
#*	Flotek Industries, Inc.	827,530	943,384
	FMC Corp.	158,204	18,810,456
	Fortitude Gold Corp.	54,214	303,598
	Freeport-McMoRan, Inc.	1,347,461	42,701,039
	Friedman Industries, Inc.	15,398	147,821
	FutureFuel Corp.	128,911	881,751
	Glatfelter Corp.	229,695	650,037
#	Gold Resource Corp.	189,752	303,603
	Graphic Packaging Holding Co.	1,013,404	23,267,756
#	Greif, Inc., Class A	75,813	5,019,579
#	Greif, Inc., Class B	32,148	2,276,400
	Hawkins, Inc.	60,754	2,735,753
#	Haynes International, Inc.	29,613	1,448,372
#	HB Fuller Co.	126,202	8,797,541
#	Hecla Mining Co.	1,347,054	6,156,037
	Huntsman Corp.	573,156	15,337,655
*	Ingevity Corp.	100,770	6,778,798
	Innospec, Inc.	59,516	5,951,005
	International Flavors & Fragrances, Inc.	203,680	19,881,205
	International Paper Co.	457,554	15,378,390
#*	Intrepid Potash, Inc.	33,722	1,525,920
	Kaiser Aluminum Corp.	34,717	2,804,786
#	Koppers Holdings, Inc.	52,218	1,303,361
#	Kronos Worldwide, Inc.	166,735	1,583,982
	Linde PLC	183,953	54,698,424
#*	Livent Corp.	378,191	11,939,490
#	Louisiana-Pacific Corp.	308,405	17,471,143
*	LSB Industries, Inc.	204,429	3,604,083
	LyondellBasell Industries NV, Class A	492,153	37,625,097
	Martin Marietta Materials, Inc.	58,468	19,644,079
#	Materion Corp.	52,387	4,490,090
#	Mativ Holdings, Inc.	148,635	3,528,595
	Mercer International, Inc.	179,703	2,411,614
	Minerals Technologies, Inc.	86,367	4,751,049
	Mosaic Co.	460,619	24,758,271
#*	MP Materials Corp.	57,799	1,736,282
	Myers Industries, Inc.	119,166	2,417,878
	NewMarket Corp.	21,784	6,629,743
	Newmont Corp.	528,515	22,366,755
#	Nexa Resources SA	10,918	54,808
#	Northern Technologies International Corp.	17,402	241,018
#	Nucor Corp.	420,849	55,291,142
#*	O-I Glass, Inc.	394,562	6,435,306
	Olin Corp.	431,988	22,873,765

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Olympic Steel, Inc.	54,092	$1,471,843
#	Orion Engineered Carbons SA	26,123	416,923
	Packaging Corp. of America	172,965	20,792,123
	PPG Industries, Inc.	263,692	30,108,353
#	Quaker Chemical Corp.	2,856	464,500
#	Ramaco Resources, Inc.	18,463	208,447
*	Ranpak Holdings Corp.	4,961	18,852
*	Rayonier Advanced Materials, Inc.	320,262	1,457,192
	Reliance Steel & Aluminum Co.	161,519	32,542,848
#*	Resolute Forest Products, Inc.	229,171	4,769,048
	Royal Gold, Inc.	98,520	9,355,459
	RPM International, Inc.	231,586	21,901,088
	Ryerson Holding Corp.	111,001	3,724,083
	Schnitzer Steel Industries, Inc., Class A	74,622	2,014,048
#	Scotts Miracle-Gro Co.	118,088	5,421,420
	Sealed Air Corp.	185,813	8,848,415
	Sensient Technologies Corp.	92,373	6,600,975
	Sherwin-Williams Co.	190,491	42,866,190
#	Silgan Holdings, Inc.	336,994	15,960,036
	Sonoco Products Co.	282,079	17,511,464
#	Southern Copper Corp.	99,431	4,670,274
	Steel Dynamics, Inc.	481,497	45,284,793
	Stepan Co.	67,327	7,031,632
#*	Summit Materials, Inc., Class A	297,031	7,826,767
	SunCoke Energy, Inc.	198,945	1,444,341
	Sylvamo Corp.	46,427	2,236,389
#*	TimkenSteel Corp.	177,100	3,088,624
	Tredegar Corp.	115,952	1,262,717
#	TriMas Corp.	122,331	2,795,263
#	Trinseo PLC	183,661	3,456,500
	Tronox Holdings PLC, Class A	403,876	4,846,512
*	U.S. Gold Corp.	2,268	8,369
#	U.S. Steel Corp.	518,453	10,555,703
#	United States Lime & Minerals, Inc.	14,087	1,777,075
*	Universal Stainless & Alloy Products, Inc.	32,024	235,376
	Valvoline, Inc.	334,586	9,823,445
#*	Venator Materials PLC	118,493	109,014
	Vulcan Materials Co.	124,001	20,298,964
	Warrior Met Coal, Inc.	126,547	4,699,956
	Westlake Corp.	140,920	13,619,918
	WestRock Co.	327,363	11,149,984
#	Worthington Industries, Inc.	126,194	6,001,787

TOTAL MATERIALS			1,383,197,697

REAL ESTATE — (0.3%)
*	AMREP Corp.	14,457	174,930
*	Anywhere Real Estate, Inc.	598,501	4,446,862
*	CBRE Group, Inc., Class A	360,063	25,542,869
#*	CKX Lands, Inc.	2,161	23,209
#*	Cushman & Wakefield PLC	68,624	792,607
#	Douglas Elliman, Inc.	124,404	574,746
#	eXp World Holdings, Inc.	12,064	159,365
#*	Five Point Holdings LLC, Class A	101,104	230,517
*	Forestar Group, Inc.	32,817	380,021
*	FRP Holdings, Inc.	23,658	1,434,385
#*	Howard Hughes Corp.	90,582	5,557,206
*	InterGroup Corp.	677	33,396
*	Jones Lang LaSalle, Inc.	101,821	16,198,703
*	JW Mays, Inc.	2,713	119,860

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
#	Kennedy-Wilson Holdings, Inc.	336,154	$5,583,518
#	Marcus & Millichap, Inc.	96,875	3,568,875
*	Maui Land & Pineapple Co., Inc.	13,708	116,518
#	Newmark Group, Inc., Class A	381,299	3,122,839
*	Rafael Holdings, Inc., Class B	38,641	68,395
	RE/MAX Holdings, Inc., Class A	97,366	1,894,742
#*	Redfin Corp.	26,300	126,503
	RMR Group, Inc., Class A	21,961	601,073
#	St. Joe Co.	194,168	6,898,789
#	Stratus Properties, Inc.	22,438	663,267
*	Tejon Ranch Co.	73,433	1,243,955
#*	Trinity Place Holdings, Inc.	16,938	12,873
*	Zillow Group, Inc., Class A	49,328	1,525,715
#*	Zillow Group, Inc., Class C	150,468	4,643,443

TOTAL REAL ESTATE.			85,739,181

UTILITIES — (1.9%)
	AES Corp.	497,941	13,026,137
	ALLETE, Inc.	78,390	4,411,005
	Alliant Energy Corp.	141,127	7,362,596
	Ameren Corp.	144,378	11,769,695
	American Electric Power Co., Inc.	109,537	9,630,493
	American States Water Co.	56,210	5,084,757
	American Water Works Co., Inc.	105,607	15,348,921
	Artesian Resources Corp., Class A	17,059	891,844
#	Atlantica Sustainable Infrastructure PLC	234,494	6,497,829
	Atmos Energy Corp.	78,451	8,358,954
#	Avangrid, Inc.	62,463	2,540,995
#	Avista Corp.	102,191	4,192,897
	Black Hills Corp.	111,989	7,320,721
	Brookfield Renewable Corp., Class A	69,657	2,161,457
	California Water Service Group	92,876	5,763,885
	CenterPoint Energy, Inc.	297,695	8,517,054
	Chesapeake Utilities Corp.	33,768	4,200,064
	Clearway Energy, Inc., Class A	67,535	2,183,407
#	Clearway Energy, Inc., Class C	140,081	4,866,414
	CMS Energy Corp.	165,770	9,457,178
	Consolidated Edison, Inc.	139,189	12,243,064
	Consolidated Water Co. Ltd.	40,703	747,307
	Constellation Energy Corp.	80,736	7,632,781
	Dominion Energy, Inc.	170,652	11,940,520
	DTE Energy Co.	109,778	12,307,212
	Duke Energy Corp.	151,638	14,129,629
	Edison International	211,080	12,673,243
	Entergy Corp.	116,917	12,526,487
	Essential Utilities, Inc.	188,103	8,317,915
	Evergy, Inc.	171,898	10,508,125
	Eversource Energy	148,396	11,319,647
	Exelon Corp.	259,219	10,003,261
	FirstEnergy Corp.	314,908	11,875,181
	Genie Energy Ltd., Class B	60,892	594,915
	Global Water Resources, Inc.	1,921	24,512
	Hawaiian Electric Industries, Inc.	122,659	4,665,948
	IDACORP, Inc.	68,279	7,148,811
	MGE Energy, Inc.	65,025	4,427,552
#	Middlesex Water Co.	35,564	3,181,911
	National Fuel Gas Co.	93,204	6,290,338
	New Jersey Resources Corp.	192,921	8,611,993
	NextEra Energy, Inc.	427,752	33,150,780

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
UTILITIES — (Continued)
	NiSource, Inc.	284,011	$7,296,243
	Northwest Natural Holding Co.	47,422	2,280,524
#	NorthWestern Corp.	76,091	4,019,888
#	NRG Energy, Inc.	655,006	29,082,266
	OGE Energy Corp.	209,231	7,664,132
	ONE Gas, Inc.	84,597	6,554,576
#	Ormat Technologies, Inc.	137,949	12,477,487
	Otter Tail Corp.	85,677	5,776,343
#*	PG&E Corp.	669,621	9,997,441
	Pinnacle West Capital Corp.	101,396	6,814,825
	PNM Resources, Inc.	170,699	7,932,382
#	Portland General Electric Co.	143,914	6,467,495
	PPL Corp.	447,715	11,859,970
	Public Service Enterprise Group, Inc.	241,400	13,535,298
*	Pure Cycle Corp.	41,462	357,817
#	RGC Resources, Inc.	16,102	345,388
	Sempra Energy	71,702	10,822,700
	SJW Group	63,604	4,495,531
#	South Jersey Industries, Inc.	154,488	5,356,099
	Southern Co.	226,157	14,808,760
	Southwest Gas Holdings, Inc.	73,783	5,391,324
#	Spire, Inc.	73,774	5,150,163
#*	Sunnova Energy International, Inc.	78,520	1,455,761
	UGI Corp.	223,261	7,887,811
	Unitil Corp.	32,521	1,714,182
#	Via Renewables, Inc.	37,216	260,140
	Vistra Corp.	743,954	17,088,623
	WEC Energy Group, Inc.	133,404	12,183,787
	Xcel Energy, Inc.	183,560	11,951,592
	York Water Co.	29,489	1,284,541

TOTAL UTILITIES			570,220,524

TOTAL COMMON STOCKS			28,993,401,276

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	21,989	486,617

CONSUMER DISCRETIONARY — (0.0%)
#	Qurate Retail, Inc., 8.000%	15,643	754,305

INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	73,575	1,986,525

TOTAL PREFERRED STOCKS			3,227,447

RIGHTS/WARRANTS — (0.0%)
INDUSTRIALS — (0.0%)
#††	Contra Communications, Inc.	5,301	23,431

TOTAL INVESTMENT SECURITIES (Cost $13,737,376,934)			28,996,652,154

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 3.010%	272,587,862	272,587,862

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (3.5%)
@§ The DFA Short Term Investment Fund	93,154,375	$1,076,957,724

TOTAL INVESTMENTS — (100.0%) (Cost $15,087,266,108)		$30,346,197,740

As of October 31, 2022, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,279	12/16/22	$252,780,580	$248,317,850	$(4,462,730)

Total Futures Contracts			$252,780,580	$248,317,850	$(4,462,730)

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$1,626,242,103	$135,941	—		$1,626,378,044
Consumer Discretionary	2,944,622,949	—	$6,808		2,944,629,757
Consumer Staples	1,886,985,529	126,377	—		1,887,111,906
Energy	1,955,734,637	—	—		1,955,734,637
Financials	4,418,239,836	99,821	—		4,418,339,657
Health Care	3,723,517,292	—	2,096,346		3,725,613,638
Industrials	4,076,132,929	1,424,947	—		4,077,557,876
Information Technology	6,318,877,797	—	562		6,318,878,359
Materials	1,383,197,697	—	—		1,383,197,697
Real Estate	85,619,321	119,860	—		85,739,181
Utilities	570,220,524	—	—		570,220,524
Preferred Stocks
Communication Services	486,617	—	—		486,617
Consumer Discretionary	754,305	—	—		754,305
Industrials	1,986,525	—	—		1,986,525
Rights/Warrants
Industrials	—	—	23,431		23,431
Temporary Cash Investments	272,587,862	—	—		272,587,862
Securities Lending Collateral	—	1,076,957,724	—		1,076,957,724
Futures Contracts**	(4,462,730)	—	—		(4,462,730)

TOTAL	$29,260,743,193	$1,078,864,670	$2,127,147	^	$30,341,735,010

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value†
COMMON STOCKS — (94.3%)
COMMUNICATION SERVICES — (4.8%)
	Activision Blizzard, Inc.	35,792	$2,605,658
*	Alphabet, Inc., Class A	204,320	19,310,283
*	Alphabet, Inc., Class C	174,880	16,554,141
*	Altice USA, Inc., Class A	31,187	206,146
*	AMC Networks, Inc., Class A	62,370	1,403,949
#*	Angi, Inc.	57,744	124,150
*	Anterix, Inc.	2,469	94,686
	AT&T, Inc.	591,989	10,791,959
	ATN International, Inc.	17,671	761,973
#*	Audacy, Inc., Class A	39,247	13,564
*	Ballantyne Strong, Inc.	7,403	18,582
#*	Boston Omaha Corp., Class A	4,535	126,390
#*	Bumble, Inc., Class A	3,063	77,800
	Cable One, Inc.	1,282	1,101,789
*	Cargurus, Inc.	32,833	478,048
*	Cars.com, Inc.	58,406	810,675
#*	Charter Communications, Inc., Class A	7,223	2,655,319
#*	Cinemark Holdings, Inc.	48,992	519,805
	Cogent Communications Holdings, Inc.	17,652	926,906
	Comcast Corp., Class A	542,795	17,228,313
#*	comScore, Inc.	69,446	84,030
*	Consolidated Communications Holdings, Inc.	63,509	328,342
*	Cumulus Media, Inc., Class A	667	4,916
#*	Daily Journal Corp.	563	151,025
	DallasNews Corp.	1,667	8,002
*	DHI Group, Inc.	31,243	199,955
#*	DISH Network Corp., Class A	117,268	1,748,466
*	EchoStar Corp., Class A	46,801	883,135
	Electronic Arts, Inc.	9,605	1,209,846
*	Emerald Holding, Inc.	3,272	10,928
*	Endeavor Group Holdings, Inc., Class A	2,837	61,960
	Entravision Communications Corp., Class A	62,511	292,551
*	EverQuote, Inc., Class A	11,338	69,048
*	EW Scripps Co., Class A	65,318	926,862
	Fox Corp., Class A	92,467	2,669,522
	Fox Corp., Class B	102,451	2,786,667
*	Frontier Communications Parent, Inc.	49,921	1,169,150
#*	Gannett Co., Inc.	128,396	186,174
	Gray Television, Inc.	82,293	1,164,446
	Gray Television, Inc., Class A	2,300	29,072
#*	Harte Hanks, Inc.	2,751	31,554
*	IDT Corp., Class B.	62,410	1,626,405
#*	iHeartMedia, Inc., Class A	87,260	722,513
*	IMAX Corp.	43,682	556,072
	Interpublic Group of Cos., Inc.	80,376	2,394,401
*	Iridium Communications, Inc.	116,883	6,022,981
	John Wiley & Sons, Inc., Class A	25,702	1,084,367
	John Wiley & Sons, Inc., Class B	2,087	86,861
*	Lee Enterprises, Inc.	3,098	58,800
#*	Liberty Broadband Corp., Class A	3,632	309,882
*»	Liberty Broadband Corp., Class B	234	19,965
*	Liberty Broadband Corp., Class C	37,226	3,142,991
*	Liberty Latin America Ltd., Class A	118,400	921,152
*	Liberty Latin America Ltd., Class C	321,838	2,507,118
#*	Liberty Media Corp.-Liberty Braves, Class A	7,775	247,945

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*»	Liberty Media Corp.-Liberty Braves, Class B	93	$3,301
*	Liberty Media Corp.-Liberty Braves, Class C	18,966	590,981
#*	Liberty Media Corp.-Liberty Formula One, Class A	9,487	493,514
*	Liberty Media Corp.-Liberty Formula One, Class C	74,374	4,293,611
*	Liberty Media Corp.-Liberty SiriusXM, Class A	13,224	561,227
*	Liberty Media Corp.-Liberty SiriusXM, Class B	309	13,998
*	Liberty Media Corp.-Liberty SiriusXM, Class C	49,556	2,090,768
#*	Lions Gate Entertainment Corp., Class A	27,097	218,402
*	Lions Gate Entertainment Corp., Class B	93,098	706,614
*	Live Nation Entertainment, Inc.	11,490	914,719
#*	Loyalty Ventures, Inc.	1,026	1,211
#	Lumen Technologies, Inc.	627,754	4,620,269
*	Madison Square Garden Entertainment Corp.	22,059	1,081,553
#	Madison Square Garden Sports Corp.	3,747	586,818
*	Magnite, Inc.	31,862	232,274
#	Marcus Corp.	12,441	187,113
*	Match Group, Inc.	9,850	425,520
*	Meta Platforms, Inc., Class A	172,392	16,060,039
*	Netflix, Inc.	8,150	2,378,822
#	New York Times Co., Class A	41,331	1,196,946
	News Corp., Class A	174,543	2,944,540
	News Corp., Class B	90,843	1,556,141
	Nexstar Media Group, Inc., Class A	33,800	5,789,940
	Omnicom Group, Inc.	38,949	2,833,540
*	Ooma, Inc.	2,567	41,662
	Paramount Global, Class A	3,778	79,640
#	Paramount Global, Class B	114,690	2,101,121
*	Pinterest, Inc., Class A	9,803	241,154
#*	PubMatic, Inc., Class A	6,279	109,255
*	QuinStreet, Inc.	35,147	401,027
*	Reading International, Inc., Class A	38,223	134,163
	Saga Communications, Inc., Class A	168	3,881
	Scholastic Corp.	29,799	1,136,534
#*	Sciplay Corp., Class A	9,292	129,995
	Shenandoah Telecommunications Co.	57,187	1,295,857
	Shutterstock, Inc.	16,849	842,955
	Sinclair Broadcast Group, Inc., Class A	31,754	565,539
#	Sirius XM Holdings, Inc.	120,878	730,103
	Spok Holdings, Inc.	28,056	246,612
*	Spotify Technology SA	5,966	480,740
*	Take-Two Interactive Software, Inc.	32,115	3,804,985
#*	TechTarget, Inc.	17,658	1,139,824
	TEGNA, Inc.	194,817	4,067,779
	Telephone & Data Systems, Inc.	136,068	2,313,156
*	Telesat Corp.	1,933	16,836
*	Thryv Holdings, Inc.	12,482	255,382
*	T-Mobile U.S., Inc.	66,434	10,068,737
*	Townsquare Media, Inc., Class A	16,264	122,956
#*	Travelzoo	12,456	64,896
#*	TripAdvisor, Inc.	47,885	1,131,044
*	TrueCar, Inc.	54,975	98,955
*	U.S. Cellular Corp.	6,974	217,380
*	Urban One, Inc.	25,200	125,244
*	Urban One, Inc.	4,808	28,992
	Verizon Communications, Inc.	361,078	13,493,485
*	Walt Disney Co.	82,132	8,750,343
*	Warner Bros Discovery, Inc.	311,509	4,049,617
*	WideOpenWest, Inc.	45,003	616,991
#	World Wrestling Entertainment, Inc., Class A	10,889	859,033

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Yelp, Inc.	39,616	$1,521,651
*	Zedge, Inc., Class B	5,669	12,018
#*	Ziff Davis, Inc.	32,238	2,494,899

TOTAL COMMUNICATION SERVICES			223,103,542

CONSUMER DISCRETIONARY — (9.4%)
#	Cheesecake Factory, Inc.	26,709	956,449
*	1-800-Flowers.com, Inc., Class A	37,182	271,057
#*	2U, Inc.	20,577	127,372
	Aaron’s Co., Inc.	37,551	391,281
*	Abercrombie & Fitch Co., Class A	58,127	1,021,873
#	Academy Sports & Outdoors, Inc.	62,116	2,734,967
#	Acushnet Holdings Corp.	69,470	3,235,218
*	Adient PLC	51,141	1,788,912
	ADT, Inc.	180,143	1,524,010
*	Adtalem Global Education, Inc.	47,047	1,961,860
	Advance Auto Parts, Inc.	16,644	3,161,028
	AMCON Distributing Co.	438	81,906
*	American Axle & Manufacturing Holdings, Inc.	96,191	932,091
	American Eagle Outfitters, Inc.	133,690	1,518,718
*	American Outdoor Brands, Inc.	14,342	127,931
*	American Public Education, Inc.	36,066	462,005
#*	America’s Car-Mart, Inc.	10,033	685,856
*	Aptiv PLC	17,650	1,607,386
	Aramark	111,373	4,065,114
	Ark Restaurants Corp.	2,975	61,464
	Arko Corp.	8,342	85,506
*	Asbury Automotive Group, Inc.	19,530	3,080,857
	Autoliv, Inc.	26,841	2,156,674
*	AutoNation, Inc.	44,678	4,749,718
#*	Barnes & Noble Education, Inc.	6,335	17,675
	Bassett Furniture Industries, Inc.	9,023	164,038
	Bath & Body Works, Inc.	16,472	549,835
*	Beazer Homes USA, Inc.	39,793	450,059
	Best Buy Co., Inc.	38,802	2,654,445
#	Big 5 Sporting Goods Corp.	27,233	351,033
#	Big Lots, Inc.	56,433	1,064,891
*	Biglari Holdings, Inc., Class A	142	94,430
*	Biglari Holdings, Inc., Class B	1,757	242,378
*	BJ’s Restaurants, Inc.	22,547	740,669
	Bloomin’ Brands, Inc.	44,701	1,073,271
	Bluegreen Vacations Holding Corp.	9,724	168,322
*	Boot Barn Holdings, Inc.	35,095	1,993,396
	BorgWarner, Inc.	143,346	5,379,775
	Boyd Gaming Corp.	57,508	3,321,662
*	Bright Horizons Family Solutions, Inc.	15,179	991,492
#*	Brinker International, Inc.	18,604	621,188
	Brunswick Corp.	50,302	3,554,842
	Buckle, Inc.	25,922	1,019,512
	Build-A-Bear Workshop, Inc.	15,113	265,838
#*	Burlington Stores, Inc.	2,401	343,247
*	Caesars Entertainment, Inc.	17,048	745,509
	Caleres, Inc.	34,981	956,031
	Camping World Holdings, Inc., Class A	10,608	295,221
*	Capri Holdings Ltd.	44,674	2,040,708
#*	CarMax, Inc.	59,186	3,729,310
*	CarParts.com, Inc.	2,107	9,861
	Carriage Services, Inc.	24,853	606,662
*	Carrols Restaurant Group, Inc.	41,335	72,336

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Carter’s, Inc.	19,745	$1,340,093
	Cato Corp., Class A	36,648	436,478
*	Cavco Industries, Inc.	7,684	1,741,732
	Century Communities, Inc.	28,311	1,260,123
*	Chegg, Inc.	76,327	1,646,373
#*	Chico’s FAS, Inc.	75,724	445,257
*	Children’s Place, Inc.	8,738	353,714
	Choice Hotels International, Inc.	8,184	1,062,611
	Churchill Downs, Inc.	2,565	533,289
*	Chuy’s Holdings, Inc.	14,866	435,574
*	Citi Trends, Inc.	8,687	196,413
	Columbia Sportswear Co.	32,436	2,416,482
#*	Conn’s, Inc.	22,508	184,791
*	Container Store Group, Inc.	9,288	50,434
#»††	Contra Zagg, Inc.	25,325	2,279
#*	Cooper-Standard Holdings, Inc.	19,388	184,186
*	Coursera, Inc.	4,353	56,110
#	Cracker Barrel Old Country Store, Inc.	16,117	1,840,884
#*	Cricut, Inc., Class A	4,863	43,232
	Crown Crafts, Inc.	2,196	12,693
	Culp, Inc.	13,186	66,194
	Dana, Inc.	68,940	1,100,282
	Darden Restaurants, Inc.	16,601	2,376,267
*	Dave & Buster’s Entertainment, Inc.	24,291	967,996
*	Deckers Outdoor Corp.	10,419	3,645,921
*	Delta Apparel, Inc.	12,387	187,168
*	Denny’s Corp.	22,857	258,970
	Designer Brands, Inc., Class A	37,142	565,673
#*	Destination XL Group, Inc.	5,843	39,031
#	Dick’s Sporting Goods, Inc.	45,153	5,136,605
#	Dillard’s, Inc., Class A	27,202	8,943,746
	Dine Brands Global, Inc.	1,652	119,093
	Dollar General Corp.	15,330	3,909,916
*	Dollar Tree, Inc.	31,716	5,026,986
	Domino’s Pizza, Inc.	3,037	1,009,013
*	Dorman Products, Inc.	28,751	2,346,657
	DR Horton, Inc.	125,278	9,631,373
#*	Duluth Holdings, Inc., Class B	3,783	32,912
	eBay, Inc.	25,601	1,019,944
	Educational Development Corp.	6,574	16,435
	El Pollo Loco Holdings, Inc.	35,651	357,936
	Escalade, Inc.	12,824	139,269
#	Ethan Allen Interiors, Inc.	26,692	683,048
#*	Etsy, Inc.	4,577	429,826
	European Wax Center, Inc., Class A	4,248	61,086
*	Expedia Group, Inc.	4,495	420,148
*	Fiesta Restaurant Group, Inc.	16,154	111,947
#*	Five Below, Inc.	10,014	1,465,549
	Flanigan’s Enterprises, Inc.	300	8,244
	Flexsteel Industries, Inc.	8,594	132,090
#*	Floor & Decor Holdings, Inc., Class A	15,459	1,134,227
	Foot Locker, Inc.	57,361	1,818,344
	Ford Motor Co.	462,094	6,178,197
*	Fox Factory Holding Corp.	14,392	1,264,337
#	Franchise Group, Inc.	4,692	142,402
*	frontdoor, Inc.	15,293	337,364
*	Full House Resorts, Inc.	19,188	134,508
*	Funko, Inc., Class A	24,947	515,156
#	Gap, Inc.	177,324	1,998,441

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Garmin Ltd.	22,692	$1,997,804
	General Motors Co.	208,405	8,179,896
*	Genesco, Inc.	14,308	673,048
	Gentex Corp.	155,770	4,126,347
*	Gentherm, Inc.	32,515	1,899,526
#	Genuine Parts Co.	16,918	3,009,035
*	G-III Apparel Group Ltd.	93,837	1,829,821
*	Good Times Restaurants, Inc.	3,814	9,688
*	Goodyear Tire & Rubber Co.	185,034	2,349,932
#*	GoPro, Inc., Class A	52,693	287,177
	Graham Holdings Co., Class B	4,229	2,638,346
*	Grand Canyon Education, Inc.	25,569	2,573,008
*	Green Brick Partners, Inc.	22,902	529,723
	Group 1 Automotive, Inc.	15,409	2,665,757
	Guess?, Inc.	46,868	795,819
	H&R Block, Inc.	69,238	2,849,144
	Hamilton Beach Brands Holding Co., Class A	16,507	194,452
#	Hanesbrands, Inc.	144,709	986,915
	Harley-Davidson, Inc.	66,129	2,843,547
	Hasbro, Inc.	16,501	1,076,690
#	Haverty Furniture Cos., Inc.	19,633	521,845
	Haverty Furniture Cos., Inc., Class A	1,796	48,564
#*	Helen of Troy Ltd.	20,370	1,927,409
	Hibbett, Inc.	15,878	991,105
*	Hilton Grand Vacations, Inc.	13,880	544,651
	Hooker Furnishings Corp.	23,717	358,127
*	Horizon Global Corp.	19,302	12,353
#*	Hovnanian Enterprises, Inc., Class A	788	31,780
*	Hyatt Hotels Corp., Class A	26,200	2,468,302
	Installed Building Products, Inc.	15,522	1,334,892
#	International Game Technology PLC	102,105	2,047,205
*	iRobot Corp.	21,145	1,194,693
*	J Jill, Inc.	915	18,895
	Jack in the Box, Inc.	6,082	536,615
	Jerash Holdings US, Inc.	2,403	9,900
	JOANN, Inc.	2,270	12,008
	Johnson Outdoors, Inc., Class A	12,917	679,693
	KB Home	80,690	2,325,486
	Kohl’s Corp.	114,994	3,444,070
#	Kontoor Brands, Inc.	24,669	880,683
	Krispy Kreme, Inc.	7,917	113,609
#*	Kura Sushi USA, Inc., Class A	604	47,734
*	Lakeland Industries, Inc.	7,500	88,725
#*	Lands’ End, Inc.	45,929	481,336
#*	Landsea Homes Corp.	310	1,507
#*	Las Vegas Sands Corp.	15,717	597,403
	Laureate Education, Inc., Class A	91,957	1,162,336
	La-Z-Boy, Inc.	45,566	1,128,670
	LCI Industries	25,955	2,754,085
	Lear Corp.	52,945	7,344,001
*	Legacy Housing Corp.	1,200	22,272
#	Leggett & Platt, Inc.	56,008	1,890,270
	Lennar Corp., Class A	86,062	6,945,203
	Lennar Corp., Class B	9,841	641,830
#*	Leslie’s, Inc.	10,853	152,376
#	Levi Strauss & Co., Class A	9,166	137,123
#*	LGI Homes, Inc.	24,836	2,286,154
	Lifetime Brands, Inc.	40,406	346,077
*	Light & Wonder, Inc., Class A	19,895	1,116,905

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Lincoln Educational Services Corp.	12,212	$67,777
*	Liquidity Services, Inc.	37,467	643,683
	Lithia Motors, Inc.	18,484	3,662,605
*	Live Ventures, Inc.	363	8,748
	LKQ Corp.	49,636	2,761,747
*	LL Flooring Holdings, Inc.	55,228	459,497
#*	Lovesac Co.	6,458	157,188
*	M/I Homes, Inc.	33,882	1,405,764
	Macy’s, Inc.	243,055	5,067,697
*	Malibu Boats, Inc., Class A	17,983	951,301
#	Marine Products Corp.	15,913	159,130
*	MarineMax, Inc.	26,965	871,239
	Marriott Vacations Worldwide Corp.	32,640	4,822,886
*	MasterCraft Boat Holdings, Inc.	9,736	211,855
*	Mattel, Inc.	85,940	1,629,422
	McDonald’s Corp.	1,857	506,330
	MDC Holdings, Inc.	82,456	2,511,610
*	Meritage Homes Corp.	35,556	2,707,945
	MGM Resorts International	55,466	1,972,926
*	Modine Manufacturing Co.	50,652	907,684
*	Mohawk Industries, Inc.	35,296	3,344,296
*	Monarch Casino & Resort, Inc.	5,624	446,602
	Monro, Inc.	30,744	1,468,026
*	Motorcar Parts of America, Inc.	20,304	385,776
	Movado Group, Inc.	14,193	469,363
	Murphy USA, Inc.	35,401	11,133,969
	Nathan’s Famous, Inc.	4,206	274,442
#*	National Vision Holdings, Inc.	48,286	1,788,513
#*	Nautilus, Inc.	29,587	49,114
	Newell Brands, Inc.	295,559	4,081,670
	Nobility Homes, Inc.	1,284	31,837
*	Noodles & Co.	8,060	46,909
#	Nordstrom, Inc.	34,419	700,082
*	Norwegian Cruise Line Holdings Ltd.	52,600	888,414
*	NVR, Inc.	623	2,640,118
*	ODP Corp.	36,903	1,460,252
#*	Ollie’s Bargain Outlet Holdings, Inc.	42,835	2,398,760
*	ONE Group Hospitality, Inc.	1,700	12,716
*	OneSpaWorld Holdings Ltd.	6,459	58,583
	Oxford Industries, Inc.	16,622	1,690,956
#	Papa John’s International, Inc.	7,165	520,394
	Patrick Industries, Inc.	24,604	1,124,649
#*	Penn Entertainment, Inc.	38,186	1,263,957
	Penske Automotive Group, Inc.	101,131	11,288,242
*	Perdoceo Education Corp.	70,479	805,575
#	PetMed Express, Inc.	15,853	337,986
*	Planet Fitness, Inc., Class A	9,900	648,252
*	Playa Hotels & Resorts NV	71,600	441,772
#	Polaris, Inc.	20,839	2,117,242
	Pool Corp.	1,426	433,832
*	Poshmark, Inc., Class A	48,962	874,461
*	Potbelly Corp.	8,889	44,267
	PulteGroup, Inc.	146,869	5,873,291
	PVH Corp.	34,270	1,758,736
*»	QEP Co., Inc.	1,575	24,728
#*	QuantumScape Corp.	19,644	163,635
*	Quotient Technology, Inc.	6,625	16,298
	Qurate Retail, Inc., Class A	763,036	1,785,504
#	Ralph Lauren Corp.	24,732	2,292,409

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	RCI Hospitality Holdings, Inc.	9,765	$824,459
#*	Red Robin Gourmet Burgers, Inc.	11,417	93,848
#	Red Rock Resorts, Inc., Class A	21,324	888,145
	Rent-A-Center, Inc.	30,347	632,735
#*	Revolve Group, Inc.	9,318	223,632
#*	RH	2,787	707,703
	Rocky Brands, Inc.	7,323	144,153
	Ross Stores, Inc.	14,432	1,380,998
#*	Royal Caribbean Cruises Ltd.	11,741	626,735
	Ruth’s Hospitality Group, Inc.	27,514	571,741
*	Sally Beauty Holdings, Inc.	105,122	1,336,101
*	SeaWorld Entertainment, Inc.	28,528	1,659,188
	Service Corp. International	89,573	5,429,020
#*	Shake Shack, Inc., Class A	14,745	819,380
	Shoe Carnival, Inc.	30,438	729,903
#	Signet Jewelers Ltd.	48,178	3,143,133
*	Skechers USA, Inc., Class A	89,150	3,069,434
*	Skyline Champion Corp.	43,338	2,522,705
#*	Sleep Number Corp.	12,790	354,795
#	Smith & Wesson Brands, Inc.	72,519	818,740
	Sonic Automotive, Inc., Class A	40,894	1,911,794
#*	Sonos, Inc.	48,361	779,579
*	Sportsman’s Warehouse Holdings, Inc.	30,710	275,776
	Standard Motor Products, Inc.	30,561	1,159,179
	Steven Madden Ltd.	64,835	1,936,621
*	Stoneridge, Inc.	31,731	662,226
#	Strategic Education, Inc.	24,634	1,699,746
*	Strattec Security Corp.	3,345	86,970
*	Stride, Inc.	46,169	1,547,123
	Superior Group of Cos., Inc.	29,554	293,176
*	Superior Industries International, Inc.	2,376	10,882
	Tapestry, Inc.	157,237	4,981,268
	Target Corp.	27,480	4,513,590
*	Taylor Morrison Home Corp.	114,538	3,016,931
	Tempur Sealy International, Inc.	35,385	951,503
#*	Tenneco, Inc., Class A	23,806	468,978
	Texas Roadhouse, Inc.	21,627	2,139,992
#	Thor Industries, Inc.	33,052	2,692,746
#	Tile Shop Holdings, Inc.	27,353	107,771
#	Tilly’s, Inc., Class A	39,107	346,488
	Toll Brothers, Inc.	94,747	4,081,701
*	TopBuild Corp.	28,635	4,871,959
*	Topgolf Callaway Brands Corp.	101,920	1,907,942
	Tractor Supply Co.	17,500	3,845,975
	Travel & Leisure Co.	18,662	708,783
*	TravelCenters of America, Inc.	10,101	642,222
*	Tri Pointe Homes, Inc.	103,909	1,740,476
#*	Tupperware Brands Corp.	12,498	96,610
*	Ulta Beauty, Inc.	6,395	2,681,871
*	Under Armour, Inc., Class A	16,694	124,370
#*	Under Armour, Inc., Class C	52,052	341,461
*	Unifi, Inc.	17,499	159,591
*	Universal Electronics, Inc.	13,337	272,208
*	Universal Technical Institute, Inc.	27,693	191,082
#*	Urban Outfitters, Inc.	135,047	3,222,221
	Vail Resorts, Inc.	5,219	1,143,639
*	Vera Bradley, Inc.	36,774	119,516
	VF Corp.	20,136	568,842
#*	Victoria’s Secret & Co.	5,490	206,424

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Vince Holding Corp.	1,700	$13,770
*	Vista Outdoor, Inc.	58,723	1,705,316
*	Visteon Corp.	16,990	2,216,685
#*	Vivint Smart Home, Inc.	12,021	91,961
*	VOXX International Corp.	36,231	335,137
	Wendy’s Co.	112,635	2,340,555
	Weyco Group, Inc.	10,880	281,030
	Whirlpool Corp.	23,870	3,299,789
#	Williams-Sonoma, Inc.	31,734	3,929,621
#	Wingstop, Inc.	6,181	979,009
	Winmark Corp.	2,807	706,353
#	Winnebago Industries, Inc.	39,542	2,360,262
	Wolverine World Wide, Inc.	42,169	722,355
	Wyndham Hotels & Resorts, Inc.	19,618	1,489,595
#*	Wynn Resorts Ltd.	7,029	449,153
*	YETI Holdings, Inc.	14,854	476,516
*	Zumiez, Inc.	29,480	661,236

TOTAL CONSUMER DISCRETIONARY			437,660,290

CONSUMER STAPLES — (4.7%)
#	Albertsons Cos., Inc., Class A	2,000	41,020
	Alico, Inc.	11,914	364,807
	Andersons, Inc.	33,609	1,185,389
	Archer-Daniels-Midland Co.	78,175	7,581,411
#	B&G Foods, Inc.	42,598	697,755
*	BellRing Brands, Inc.	80,404	1,947,385
*	BJ’s Wholesale Club Holdings, Inc.	19,268	1,491,343
#*	Boston Beer Co., Inc. , Class A	2,839	1,059,770
*	Bridgford Foods Corp.	4,114	49,039
#	Brown-Forman Corp., Class A	3,283	225,772
	Brown-Forman Corp., Class B	800	54,400
	Bunge Ltd.	114,831	11,333,820
	Calavo Growers, Inc.	12,517	432,963
	Cal-Maine Foods, Inc.	37,112	2,097,199
	Campbell Soup Co.	66,808	3,534,811
	Casey’s General Stores, Inc.	18,796	4,374,017
#*	Celsius Holdings, Inc.	3,888	354,119
*	Central Garden & Pet Co.	20,939	864,153
*	Central Garden & Pet Co., Class A	49,488	1,936,960
*	Chefs’ Warehouse, Inc.	40,811	1,494,907
	Church & Dwight Co., Inc.	20,030	1,484,824
	Coca-Cola Co.	42,381	2,536,503
	Coca-Cola Consolidated, Inc.	7,611	3,706,633
#	Coffee Holding Co., Inc.	1,900	4,351
	Conagra Brands, Inc.	95,032	3,487,674
	Constellation Brands, Inc., Class A	7,145	1,765,387
	Costco Wholesale Corp.	7,743	3,883,114
*	Coty, Inc., Class A	172,064	1,154,549
*	Darling Ingredients, Inc.	65,425	5,134,554
#*	Duckhorn Portfolio, Inc.	47,127	688,997
	Edgewell Personal Care Co.	60,945	2,388,435
*	elf Beauty, Inc.	45,692	1,976,636
	Energizer Holdings, Inc.	58,620	1,693,532
*	Farmer Bros Co.	10,461	62,766
	Flowers Foods, Inc.	126,752	3,639,050
	Fresh Del Monte Produce, Inc.	60,762	1,584,673
*	Fresh Market, Inc.	6,378	0
#*	Freshpet, Inc.	10,006	589,854
	General Mills, Inc.	39,083	3,188,391

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Grocery Outlet Holding Corp.	66,958	$2,314,738
*	Hain Celestial Group, Inc.	48,656	910,354
*	Herbalife Nutrition Ltd.	22,190	471,759
	Hershey Co.	5,788	1,382,001
*	HF Foods Group, Inc.	572	2,648
#*	Honest Co., Inc.	7,221	23,902
	Hormel Foods Corp.	45,106	2,095,174
*	Hostess Brands, Inc.	117,508	3,111,612
	Ingles Markets, Inc., Class A	13,131	1,239,172
	Ingredion, Inc.	44,866	3,998,458
	Inter Parfums, Inc.	25,661	2,075,462
	J M Smucker Co.	38,387	5,783,385
	J&J Snack Foods Corp.	12,350	1,822,984
	John B. Sanfilippo & Son, Inc.	13,938	1,162,569
	Kellogg Co.	32,803	2,519,926
	Keurig Dr Pepper, Inc.	56,539	2,195,975
	Kraft Heinz Co.	85,992	3,308,112
	Kroger Co.	148,256	7,011,026
	Lamb Weston Holdings, Inc.	5,072	437,308
	Lancaster Colony Corp.	12,882	2,322,367
*	Landec Corp.	45,500	452,725
	Lifevantage Corp.	2,000	8,060
#*	Lifeway Foods, Inc.	6,493	37,984
	Limoneira Co.	14,670	175,013
	Mannatech, Inc.	99	2,117
#	McCormick & Co., Inc.	23,510	1,848,826
#	McCormick & Co., Inc.	2,128	175,826
#	Medifast, Inc.	10,658	1,246,879
#	MGP Ingredients, Inc.	22,542	2,525,831
	Molson Coors Beverage Co., Class B	25,765	1,299,329
	Mondelez International, Inc., Class A	66,070	4,061,984
*	Monster Beverage Corp.	15,666	1,468,218
	National Beverage Corp.	20,130	954,565
*	Natural Alternatives International, Inc.	8,015	68,448
	Natural Grocers by Vitamin Cottage, Inc.	14,428	165,922
*	Nature’s Sunshine Products, Inc.	15,233	128,567
	Nu Skin Enterprises, Inc., Class A	36,842	1,406,996
#	Oil-Dri Corp. of America	4,973	146,853
#*	Performance Food Group Co.	67,726	3,524,461
	Philip Morris International, Inc.	24,545	2,254,458
*	Pilgrim’s Pride Corp.	97,831	2,255,005
*	Post Holdings, Inc.	62,190	5,623,220
	PriceSmart, Inc.	19,102	1,221,955
	Procter & Gamble Co.	90,151	12,140,635
#	Reynolds Consumer Products, Inc.	3,464	105,791
*	Rocky Mountain Chocolate Factory, Inc.	5,160	34,159
	Seaboard Corp.	618	2,315,263
*	Seneca Foods Corp., Class A	6,380	402,642
*»	Seneca Foods Corp., Class B	1,251	79,088
*	Simply Good Foods Co.	75,394	2,887,590
	SpartanNash Co.	41,900	1,496,249
	Spectrum Brands Holdings, Inc.	22,666	1,045,809
*	Sprouts Farmers Market, Inc.	78,613	2,319,083
#	Tootsie Roll Industries, Inc.	29,710	1,199,987
*	TreeHouse Foods, Inc.	51,287	2,576,659
	Turning Point Brands, Inc.	22,754	536,084
	Tyson Foods, Inc., Class A	113,483	7,756,563
*	U.S. Foods Holding Corp.	57,892	1,722,866
*	United Natural Foods, Inc.	73,558	3,119,595

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	United-Guardian, Inc.	1,872	$25,291
	Universal Corp.	29,025	1,468,955
*	Upexi, Inc.	2,664	14,119
*	USANA Health Sciences, Inc.	20,714	1,087,692
	Vector Group Ltd.	34,078	361,908
	Village Super Market, Inc., Class A	12,152	270,260
*	Vital Farms, Inc.	3,810	50,444
	Walgreens Boots Alliance, Inc.	133,350	4,867,275
	Walmart, Inc.	92,764	13,203,100
#	WD-40 Co.	6,701	1,073,232
#	Weis Markets, Inc.	23,728	2,222,602
#*	Whole Earth Brands, Inc.	11,119	38,361
*	Willamette Valley Vineyards, Inc.	800	4,896

TOTAL CONSUMER STAPLES			219,759,335

ENERGY — (10.3%)
	Adams Resources & Energy, Inc.	4,112	132,201
*	Alto Ingredients, Inc.	53,476	220,856
*	Amplify Energy Corp.	9,303	92,007
	Antero Midstream Corp.	382,870	4,077,565
*	Antero Resources Corp.	253,676	9,299,762
	APA Corp.	21,097	959,070
	Arch Resources, Inc.	13,781	2,098,708
	Archrock, Inc.	307,776	2,311,398
*	Ardmore Shipping Corp.	48,293	653,404
	Baker Hughes Co.	159,850	4,421,451
*	Battalion Oil Corp.	918	12,053
	Berry Corp.	48,101	426,656
	Brigham Minerals, Inc., Class A	18,883	585,373
*	Bristow Group, Inc.	4,208	125,988
	Cactus, Inc., Class A	26,100	1,349,892
	California Resources Corp.	44,489	2,006,899
#*	Callon Petroleum Co.	31,636	1,390,719
#*	Centrus Energy Corp., Class A	1,800	85,158
#	ChampionX Corp.	80,947	2,316,703
	Cheniere Energy, Inc.	10,173	1,794,619
#	Chesapeake Energy Corp.	50,996	5,215,361
	Chevron Corp.	168,142	30,416,888
	Chord Energy Corp.	22,221	3,401,813
	Civitas Resources, Inc.	22,765	1,591,501
#*	Clean Energy Fuels Corp.	186,786	1,253,334
*	CNX Resources Corp.	208,465	3,504,297
*	Comstock Resources, Inc.	210,476	3,952,739
	ConocoPhillips	192,034	24,213,567
	CONSOL Energy, Inc.	36,002	2,268,846
	Continental Resources, Inc.	39,057	2,889,046
	Coterra Energy, Inc.	441,905	13,756,503
	CVR Energy, Inc.	42,430	1,657,316
	Delek U.S. Holdings, Inc.	77,055	2,285,451
*	Denbury, Inc.	30,788	2,814,331
	Devon Energy Corp.	333,906	25,827,629
	DHT Holdings, Inc.	185,564	1,653,375
	Diamondback Energy, Inc.	77,163	12,123,079
*	DMC Global, Inc.	11,853	256,499
	Dorian LPG Ltd.	45,854	828,582
*	Dril-Quip, Inc.	68,502	1,704,330
*	DTE Midstream LLC	29,102	1,737,389
#*	Earthstone Energy, Inc., Class A	14,700	237,552
#	Enerflex Ltd.	28,737	148,570

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Energy Services of America Corp.	4,053	$10,822
	EnLink Midstream LLC	301,646	3,583,554
	EOG Resources, Inc.	108,097	14,757,402
	Epsilon Energy Ltd.	4,534	31,602
#	EQT Corp.	227,710	9,527,386
	Equitrans Midstream Corp.	234,111	1,971,215
	Evolution Petroleum Corp.	27,987	220,817
#*	Expro Group Holdings NV	33,295	630,274
	Exxon Mobil Corp.	427,728	47,396,540
*	Forum Energy Technologies, Inc.	105	2,771
*	Geospace Technologies Corp.	5,022	20,289
#*	Green Plains, Inc.	43,687	1,262,117
*	Gulf Island Fabrication, Inc.	2,499	11,845
#*	Gulfport Energy Corp.	7,033	629,524
*	Hallador Energy Co.	3,400	26,486
	Halliburton Co.	110,561	4,026,632
*	Helix Energy Solutions Group, Inc.	220,450	1,543,150
	Helmerich & Payne, Inc.	53,826	2,664,925
	Hess Corp.	60,346	8,513,614
	HF Sinclair Corp.	169,076	10,342,379
#	International Seaways, Inc.	32,840	1,392,744
	Kinder Morgan, Inc.	198,687	3,600,208
*	Kosmos Energy Ltd.	143,345	930,309
#*	Laredo Petroleum, Inc.	16,800	1,086,120
*	Liberty Energy, Inc., Class A	166,725	2,819,320
*	Lightbridge Corp.	2,478	12,886
#	Magnolia Oil & Gas Corp., Class A	101,530	2,607,290
*	Mammoth Energy Services, Inc.	4,793	27,991
	Marathon Oil Corp.	344,761	10,497,972
	Marathon Petroleum Corp.	137,887	15,666,721
	Matador Resources Co.	96,926	6,440,733
*	Mexco Energy Corp.	4,700	74,730
	Murphy Oil Corp.	130,435	6,327,402
*	Nabors Industries Ltd.	11,678	2,032,322
	NACCO Industries, Inc., Class A	6,859	387,945
*	National Energy Services Reunited Corp.	12,444	94,077
*	Natural Gas Services Group, Inc.	10,917	125,545
*	NCS Multistage Holdings, Inc.	5	142
#	New Fortress Energy, Inc.	18,395	1,013,013
*	Newpark Resources, Inc.	73,551	269,197
*	NexTier Oilfield Solutions, Inc.	191,354	1,928,848
#*	Noble Corp. PLC	38,125	1,374,025
	Nordic American Tankers Ltd.	43,051	133,028
	NOV, Inc.	169,517	3,797,181
	Occidental Petroleum Corp.	202,911	14,731,339
*	Oceaneering International, Inc.	120,297	1,682,955
*	Oil States International, Inc.	77,668	502,512
	ONEOK, Inc.	71,124	4,219,076
*	Overseas Shipholding Group, Inc., Class A	13,668	39,911
	Ovintiv, Inc.	47,181	2,389,718
*	Par Pacific Holdings, Inc.	69,312	1,585,859
	Patterson-UTI Energy, Inc.	162,481	2,867,790
*	PBF Energy, Inc., Class A	108,386	4,796,080
	PDC Energy, Inc.	81,735	5,896,363
#*	Peabody Energy Corp.	96,780	2,313,042
#*	Permian Resources Corp., Class A	257,561	2,516,371
	Phillips 66	58,638	6,115,357
	PHX Minerals, Inc.	10,965	43,641
	Pioneer Natural Resources Co.	34,541	8,856,658

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	PrimeEnergy Resources Corp.	908	$68,100
*	ProPetro Holding Corp.	68,210	807,606
	Range Resources Corp.	329,735	9,390,853
*	Ranger Energy Services, Inc.	2,026	21,273
#	Ranger Oil Corp., Class A	13,367	546,710
*	REX American Resources Corp.	15,117	453,359
#	RPC, Inc.	160,645	1,787,979
#*	SandRidge Energy, Inc.	32,036	605,160
	Schlumberger NV	151,438	7,879,319
	Scorpio Tankers, Inc.	45,654	2,188,653
*	SEACOR Marine Holdings, Inc.	38,578	299,751
*	Select Energy Services, Inc., Class A	79,501	767,185
	SFL Corp. Ltd.	215,449	2,197,580
#*	SilverBow Resources, Inc.	11,337	402,123
	SM Energy Co.	116,907	5,258,477
	Solaris Oilfield Infrastructure, Inc., Class A	24,660	335,869
*	Southwestern Energy Co.	522,011	3,617,536
#*	Stabilis Solutions, Inc.	2,037	16,316
*	Talos Energy, Inc.	56,516	1,202,660
	Targa Resources Corp.	117,021	8,000,726
*	TechnipFMC PLC	239,042	2,531,455
*	Teekay Corp.	4,555	17,810
*	Teekay Tankers Ltd., Class A	31,849	1,002,925
*	TETRA Technologies, Inc.	23,409	115,640
	Texas Pacific Land Corp.	67	154,359
*	Tidewater, Inc.	22,177	751,800
#*	Transocean Ltd.	355,113	1,306,816
*	U.S. Silica Holdings, Inc.	62,748	902,944
*	Valaris Ltd.	4,962	332,107
	Valero Energy Corp.	96,071	12,061,714
*	W&T Offshore, Inc.	12,251	92,985
*	Weatherford International PLC	25,310	1,054,921
	Williams Cos., Inc.	124,391	4,071,317
	World Fuel Services Corp.	53,103	1,353,595

TOTAL ENERGY			478,065,868

FINANCIALS — (21.8%)
	1st Source Corp.	39,221	2,281,093
#*	Acacia Research Corp.	23,539	93,921
#	ACNB Corp.	7,905	289,244
#	Affiliated Managers Group, Inc.	28,014	3,478,218
*	Affinity Bancshares, Inc.	508	7,371
	Aflac, Inc.	208,954	13,604,995
	Allstate Corp.	86,090	10,868,862
	Ally Financial, Inc.	188,760	5,202,226
#	Amalgamated Financial Corp.	5,224	120,100
	A-Mark Precious Metals, Inc.	24,079	732,242
*	Ambac Financial Group, Inc.	14,089	197,950
	Amerant Bancorp, Inc.	3,571	107,487
	American Equity Investment Life Holding Co.	79,259	3,414,478
	American Express Co.	33,003	4,899,295
	American Financial Group, Inc.	52,125	7,563,859
	American International Group, Inc.	73,903	4,212,471
	American National Bankshares, Inc.	9,565	349,792
	Ameriprise Financial, Inc.	14,077	4,351,482
	Ameris Bancorp	58,199	2,997,830
	AMERISAFE, Inc.	21,486	1,254,997
	AmeriServ Financial, Inc.	15,921	64,162
	Ames National Corp.	7,690	170,103

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Apollo Global Management, Inc.	117,264	$6,491,735
*	Arch Capital Group Ltd.	105,193	6,048,597
	Ares Management Corp., Class A	4,739	359,358
	Argo Group International Holdings Ltd.	32,130	799,073
	Arrow Financial Corp.	15,811	550,539
	Arthur J Gallagher & Co.	14,066	2,631,467
	Artisan Partners Asset Management, Inc., Class A	20,958	597,513
*	AssetMark Financial Holdings, Inc.	8,849	183,263
	Associated Banc-Corp.	125,354	3,052,370
	Associated Capital Group, Inc., Class A	1,469	59,201
	Assurant, Inc.	40,745	5,535,616
	Assured Guaranty Ltd.	66,849	3,956,792
	Atlantic American Corp.	5,179	14,864
	Atlantic Union Bankshares Corp.	72,661	2,509,711
#*	Atlanticus Holdings Corp.	19,831	566,373
	Auburn National BanCorp, Inc.	2,722	63,967
	Axis Capital Holdings Ltd.	57,026	3,117,611
*	Axos Financial, Inc.	53,309	2,076,919
#	B. Riley Financial, Inc.	4,535	184,484
	Banc of California, Inc.	58,436	974,712
	BancFirst Corp.	39,183	3,754,515
*	Bancorp, Inc.	51,310	1,415,130
	Bank of America Corp.	491,054	17,697,586
	Bank of Hawaii Corp.	33,585	2,550,781
	Bank of Marin Bancorp	10,558	381,144
	Bank of New York Mellon Corp.	100,299	4,223,591
	Bank of NT Butterfield & Son Ltd.	52,806	1,823,919
#	Bank of Princeton	618	19,591
#	Bank of South Carolina Corp.	3,898	64,356
	Bank of the James Financial Group, Inc.	1,280	15,296
	Bank OZK	80,917	3,477,813
#	Bank7 Corp.	1,694	42,350
	BankFinancial Corp.	21,510	209,723
	BankUnited, Inc.	77,053	2,770,055
	Bankwell Financial Group, Inc.	3,662	112,204
	Banner Corp.	30,084	2,248,779
	Bar Harbor Bankshares	11,642	349,376
	Baycom Corp.	5,500	105,765
	BCB Bancorp, Inc.	10,545	207,209
*	Berkshire Hathaway, Inc., Class B	110,049	32,474,359
	Berkshire Hills Bancorp, Inc.	45,867	1,341,610
	BGC Partners, Inc., Class A	168,414	666,919
	BlackRock, Inc.	6,183	3,993,662
*	Blucora, Inc.	51,074	1,125,160
#*	Blue Foundry Bancorp	2,619	32,240
	Blue Ridge Bankshares, Inc.	729	9,513
	BOK Financial Corp.	49,055	5,405,370
	Bread Financial Holdings, Inc.	40,226	1,452,561
*	Bridgewater Bancshares, Inc.	1,700	32,504
*	Brighthouse Financial, Inc.	68,814	3,927,215
	BrightSphere Investment Group, Inc.	21,135	397,761
	Brookline Bancorp, Inc.	93,270	1,282,463
	Brown & Brown, Inc.	39,544	2,324,792
#*	BRP Group, Inc., Class A	1,933	54,801
	Business First Bancshares, Inc.	1,836	45,496
	Byline Bancorp, Inc.	5,600	129,472
	C&F Financial Corp.	4,203	237,722
	Cadence Bank	134,820	3,727,773
*	California BanCorp	104	2,246

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	California First Leasing Corp.	3,253	$52,780
	Cambridge Bancorp	3,750	329,438
	Camden National Corp.	18,415	801,421
*	Cannae Holdings, Inc.	74,786	1,732,044
	Capital Bancorp, Inc.	1,520	37,514
	Capital City Bank Group, Inc.	15,372	544,476
	Capital One Financial Corp.	51,004	5,407,444
	Capitol Federal Financial, Inc.	77,717	635,725
	Capstar Financial Holdings, Inc.	2,201	38,914
	Carlyle Group, Inc.	20,540	580,871
*	Carter Bankshares, Inc.	1,237	22,142
*	Carver Bancorp, Inc.	1,815	7,895
	Cathay General Bancorp	70,157	3,199,159
#	CB Financial Services, Inc.	448	9,578
	Cboe Global Markets, Inc.	11,984	1,492,008
*»	CCUR Holdings, Inc.	2	10,500
	Central Pacific Financial Corp.	40,073	822,298
	Central Valley Community Bancorp	11,280	209,808
#	CF Bankshares, Inc.	430	9,546
	Charles Schwab Corp.	59,213	4,717,500
	Chemung Financial Corp.	3,608	153,556
	Chubb Ltd.	25,440	5,466,802
	Cincinnati Financial Corp.	61,758	6,380,837
	Citigroup, Inc.	117,753	5,400,153
	Citizens & Northern Corp.	5,780	137,448
	Citizens Community Bancorp, Inc.	4,408	55,761
	Citizens Financial Group, Inc.	158,104	6,466,454
	Citizens Financial Services, Inc.	129	8,847
#	Citizens Holding Co.	2,806	41,809
*	Citizens, Inc.	46,149	124,141
	City Holding Co.	13,464	1,357,844
	Civista Bancshares, Inc.	12,586	298,288
	CME Group, Inc.	14,913	2,584,423
	CNA Financial Corp.	18,368	765,946
	CNB Financial Corp.	13,535	344,060
	CNO Financial Group, Inc.	16,341	360,482
*	Coastal Financial Corp.	800	37,296
	Codorus Valley Bancorp, Inc.	8,409	179,784
	Cohen & Steers, Inc.	29,832	1,794,693
	Colony Bankcorp, Inc.	5,499	75,886
#	Columbia Banking System, Inc.	67,858	2,271,207
*	Columbia Financial, Inc.	44,039	904,561
	Comerica, Inc.	55,383	3,904,501
	Commerce Bancshares, Inc.	67,848	4,806,352
#	Community Bank System, Inc.	54,753	3,418,230
	Community Financial Corp.	3,756	141,977
	Community Trust Bancorp, Inc.	18,488	874,298
	Community West Bancshares	2,872	40,955
	ConnectOne Bancorp, Inc.	37,200	931,860
*	Consumer Portfolio Services, Inc.	54,459	349,627
#	Cowen, Inc., Class A	18,912	730,381
	Crawford & Co., Class A	44,722	267,885
	Crawford & Co., Class B	28,431	153,243
#*	Credit Acceptance Corp.	7,852	3,656,048
*	CrossFirst Bankshares, Inc.	4,116	57,254
	Cullen/Frost Bankers, Inc.	37,986	5,889,729
*	Customers Bancorp, Inc.	26,541	894,166
	CVB Financial Corp.	123,991	3,561,022
	Diamond Hill Investment Group, Inc.	4,348	782,423

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Dime Community Bancshares, Inc.	40,119	$1,385,309
	Discover Financial Services	118,381	12,366,079
	Donegal Group, Inc., Class A	30,139	441,235
	Donegal Group, Inc., Class B	3,821	59,034
*	Donnelley Financial Solutions, Inc.	33,283	1,345,632
	Eagle Bancorp Montana, Inc.	4,214	78,549
	Eagle Bancorp, Inc.	19,952	903,427
	East West Bancorp, Inc.	76,183	5,452,417
	Eastern Bankshares, Inc.	75,820	1,453,469
#*	eHealth, Inc.	13,573	36,376
	Emclaire Financial Corp.	500	14,940
	Employers Holdings, Inc.	26,031	1,135,212
#*	Encore Capital Group, Inc.	31,458	1,601,841
*	Enova International, Inc.	37,642	1,411,199
*	Enstar Group Ltd.	16,714	3,351,491
	Enterprise Bancorp, Inc.	6,505	203,476
	Enterprise Financial Services Corp.	30,921	1,653,346
	Equitable Holdings, Inc.	229,064	7,013,940
#	Equity Bancshares, Inc., Class A	10,114	361,272
	Erie Indemnity Co., Class A	5,762	1,480,892
	Esquire Financial Holdings, Inc.	826	37,319
	ESSA Bancorp, Inc.	11,606	232,120
	Essent Group Ltd.	36,623	1,449,538
	Evans Bancorp, Inc.	4,676	170,113
	Evercore, Inc., Class A	19,836	2,084,764
	Everest Re Group Ltd.	17,492	5,643,969
*	EZCORP, Inc., Class A	64,340	621,524
	FactSet Research Systems, Inc.	3,846	1,636,435
#	Farmers & Merchants Bancorp, Inc.	2,553	74,701
	Farmers National Banc Corp.	15,024	206,430
	FB Financial Corp.	47,861	2,008,248
	Federal Agricultural Mortgage Corp., Class A	987	105,866
	Federal Agricultural Mortgage Corp., Class C	13,008	1,498,522
	Federated Hermes, Inc.	61,326	2,131,079
*	FFBW, Inc.	2,066	24,379
	Fidelity D&D Bancorp, Inc.	50	2,335
	Fidelity National Financial, Inc.	169,050	6,657,189
	Fifth Third Bancorp	219,351	7,828,637
	Financial Institutions, Inc.	26,469	630,756
#	Finward Bancorp	303	9,620
	First American Financial Corp.	109,129	5,500,102
	First BanCorp	224,091	3,538,397
	First BanCorp	33,135	1,476,827
	First Bancorp, Inc.	10,347	316,204
	First Bancshares, Inc.	4,666	152,765
	First Bank	10,678	167,858
	First Busey Corp.	48,612	1,283,843
	First Business Financial Services, Inc.	8,680	331,142
	First Capital, Inc.	2,700	66,177
	First Citizens BancShares, Inc., Class A	11,130	9,150,196
	First Commonwealth Financial Corp.	91,713	1,315,164
	First Community Bankshares, Inc.	17,730	660,265
	First Community Corp.	8,626	162,773
	First Financial Bancorp	76,850	2,003,480
#	First Financial Bankshares, Inc.	69,371	2,670,090
	First Financial Corp.	13,801	669,210
	First Financial Northwest, Inc.	19,410	288,433
	First Foundation, Inc.	44,520	710,539
#	First Guaranty Bancshares, Inc.	425	9,805

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Hawaiian, Inc.	10,800	$276,264
	First Horizon Corp.	432,866	10,609,546
	First Internet Bancorp	7,590	194,987
	First Interstate BancSystem, Inc., Class A	74,699	3,407,021
	First Merchants Corp.	56,233	2,524,862
	First Mid Bancshares, Inc.	3,878	138,871
	First Northwest Bancorp	8,648	130,671
	First of Long Island Corp.	12,078	212,331
	First Republic Bank	19,561	2,349,276
	First Savings Financial Group, Inc.	6,504	147,316
*	First Seacoast Bancorp	984	10,184
	First U.S. Bancshares, Inc.	1,708	13,254
	First United Corp.	7,908	150,015
#*	First Western Financial, Inc.	622	17,173
	FirstCash Holdings, Inc.	41,450	4,080,752
	Flagstar Bancorp, Inc.	43,958	1,701,175
	Flushing Financial Corp.	39,237	772,969
	FNB Corp.	287,757	4,158,089
#	FNCB Bancorp, Inc.	587	4,461
	Franklin Financial Services Corp.	401	13,037
#	Franklin Resources, Inc.	55,025	1,290,336
	FS Bancorp, Inc.	6,378	184,898
	Fulton Financial Corp.	140,591	2,562,974
*	FVCBankcorp, Inc.	4,482	91,074
*	Genworth Financial, Inc., Class A	135,563	633,079
	German American Bancorp, Inc.	28,444	1,117,565
	Glacier Bancorp, Inc.	82,727	4,738,603
	Global Indemnity Group LLC, Class A	16,069	388,388
	Globe Life, Inc.	46,681	5,392,589
	Goldman Sachs Group, Inc.	26,635	9,176,024
	Great Southern Bancorp, Inc.	12,597	780,762
*	Green Dot Corp., Class A	32,036	609,645
*	Greenlight Capital Re Ltd., Class A	17,284	145,877
	Guaranty Bancshares, Inc.	2,945	109,053
#	Hamilton Lane, Inc., Class A	6,988	418,022
	Hancock Whitney Corp.	71,063	3,970,290
	Hanmi Financial Corp.	28,183	754,741
	Hanover Insurance Group, Inc.	24,764	3,627,678
	HarborOne Bancorp, Inc.	14,730	224,338
	Hartford Financial Services Group, Inc.	139,081	10,070,855
	Hawthorn Bancshares, Inc.	7,024	161,095
	HBT Financial, Inc.	947	19,309
#	HCI Group, Inc.	19,871	728,073
	Heartland Financial USA, Inc.	43,020	2,121,746
#	Hennessy Advisors, Inc.	6,499	56,931
	Heritage Commerce Corp.	42,256	604,261
	Heritage Financial Corp.	29,911	1,007,702
	Heritage Insurance Holdings, Inc.	34,397	51,596
	Hilltop Holdings, Inc.	87,768	2,540,884
	Hingham Institution For Savings	1,835	453,704
	HMN Financial, Inc.	2,450	56,007
	Home Bancorp, Inc.	7,804	333,621
	Home BancShares, Inc.	137,523	3,505,461
	Home Federal Bancorp Inc of Louisiana	340	6,327
	HomeStreet, Inc.	23,834	618,731
	HomeTrust Bancshares, Inc.	9,675	232,490
	Hope Bancorp, Inc.	180,897	2,454,772
	Horace Mann Educators Corp.	34,565	1,363,935
	Horizon Bancorp, Inc.	41,369	616,812

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Houlihan Lokey, Inc.	25,633	$2,289,540
	Huntington Bancshares, Inc.	468,169	7,106,805
#*	HV Bancorp, Inc.	1,247	32,060
#	IF Bancorp, Inc.	779	14,552
	Independent Bank Corp.	49,292	4,288,897
	Independent Bank Corp.	20,166	466,440
	Independent Bank Group, Inc.	35,445	2,236,225
	Interactive Brokers Group, Inc., Class A	4,012	321,562
	Intercontinental Exchange, Inc.	30,481	2,913,069
	International Bancshares Corp.	67,107	3,328,507
#	Invesco Ltd.	139,516	2,137,385
	Investar Holding Corp.	8,770	188,906
	Investors Title Co.	2,106	309,477
#	Jackson Financial, Inc., Class A	4,164	159,731
	James River Group Holdings Ltd.	41,607	1,051,409
#	Janus Henderson Group PLC	106,840	2,432,747
	Jefferies Financial Group, Inc.	147,940	5,090,615
	JPMorgan Chase & Co.	273,311	34,404,389
#	Kearny Financial Corp.	69,851	708,289
	Kemper Corp.	69,177	3,297,668
	Kentucky First Federal Bancorp	2,320	16,240
	KeyCorp	233,029	4,164,228
	Kingstone Cos., Inc.	8,547	18,120
	Kinsale Capital Group, Inc.	4,708	1,483,820
	KKR & Co., Inc.	55,029	2,676,060
	Lake Shore Bancorp, Inc.	802	10,530
	Lakeland Bancorp, Inc.	59,844	1,116,091
	Lakeland Financial Corp.	25,757	2,128,816
	Landmark Bancorp, Inc.	4,589	119,543
	Lazard Ltd., Class A	28,730	1,083,408
	LCNB Corp.	11,830	208,326
*	LendingClub Corp.	85,496	909,677
*	LendingTree, Inc.	4,475	112,904
	Limestone Bancorp, Inc.	1,669	42,893
	Lincoln National Corp.	91,251	4,915,691
#	Live Oak Bancshares, Inc.	36,024	1,169,699
	Loews Corp.	70,740	4,033,595
	LPL Financial Holdings, Inc.	21,192	5,417,735
#	Luther Burbank Corp.	900	11,367
	M&T Bank Corp.	67,444	11,355,546
	Macatawa Bank Corp.	32,331	346,912
	Magyar Bancorp, Inc.	2,407	29,991
#*	Maiden Holdings Ltd.	72,795	162,333
	MainStreet Bancshares, Inc.	828	23,002
*	Malvern Bancorp, Inc.	7,168	104,294
*	Markel Corp.	4,430	5,343,023
	MarketAxess Holdings, Inc.	531	129,585
	Marsh & McLennan Cos., Inc.	7,935	1,281,423
*	MBIA, Inc.	127,148	1,368,112
	Mercantile Bank Corp.	14,578	509,501
	Merchants Bancorp	6,597	157,998
#	Mercury General Corp.	45,463	1,318,427
	Meridian Corp.	316	9,730
	MetLife, Inc.	54,614	3,998,291
	Metrocity Bankshares, Inc.	690	15,353
*	Metropolitan Bank Holding Corp.	4,036	266,376
	MGIC Investment Corp.	70,927	968,154
	Mid Penn Bancorp, Inc.	1,913	65,386
#	Middlefield Banc Corp.	5,786	167,794

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Midland States Bancorp, Inc.	20,182	$565,903
*	Midwest Holding, Inc.	919	12,848
	MidWestOne Financial Group, Inc.	14,212	477,523
#	Moelis & Co., Class A	28,456	1,208,242
	Morgan Stanley	152,000	12,489,840
	Morningstar, Inc.	5,538	1,285,813
*	Mr Cooper Group, Inc.	74,750	2,951,878
	MSCI, Inc.	4,997	2,342,893
	MVB Financial Corp.	8,380	207,489
	Nasdaq, Inc.	57,093	3,553,468
	National Bank Holdings Corp., Class A	38,269	1,676,948
	National Bankshares, Inc.	4,963	181,894
	National Western Life Group, Inc., Class A	3,208	635,248
	Navient Corp.	149,752	2,267,245
	NBT Bancorp, Inc.	49,907	2,365,093
	Nelnet, Inc., Class A	29,960	2,669,136
#	New York Community Bancorp, Inc.	894,792	8,330,514
*	NI Holdings, Inc.	12,427	168,759
*	Nicholas Financial, Inc.	8,010	56,551
*	Nicolet Bankshares, Inc.	5,686	433,785
*	NMI Holdings, Inc., Class A	70,691	1,550,254
#	Northeast Bank	2,442	102,808
	Northern Trust Corp.	85,297	7,194,802
	Northfield Bancorp, Inc.	70,466	1,130,275
	Northrim BanCorp, Inc.	7,507	365,816
	Northwest Bancshares, Inc.	107,921	1,625,290
	Norwood Financial Corp.	2,461	69,892
#	Oak Valley Bancorp	4,505	88,839
	OceanFirst Financial Corp.	82,564	1,864,295
#	Oconee Federal Financial Corp.	1,780	44,500
#*	Ocwen Financial Corp.	2,750	85,910
	OFG Bancorp	48,458	1,351,009
	Ohio Valley Banc Corp.	2,002	52,052
	Old National Bancorp	262,716	5,138,725
#	Old Point Financial Corp.	4,109	107,861
	Old Republic International Corp.	241,850	5,613,338
	Old Second Bancorp, Inc.	14,324	229,184
	OneMain Holdings, Inc.	57,775	2,227,804
	OP Bancorp	1,093	12,307
	Oppenheimer Holdings, Inc., Class A	9,819	337,970
*	OptimumBank Holdings, Inc.	2,148	9,150
	Origin Bancorp, Inc.	8,427	348,288
	Orrstown Financial Services, Inc.	9,962	263,694
#*	Oscar Health, Inc., Class A	24,052	89,714
	Pacific Premier Bancorp, Inc.	77,483	2,821,156
	PacWest Bancorp	78,218	1,944,499
#*	Palomar Holdings, Inc.	10,732	954,719
#	Park National Corp.	14,712	2,170,020
	Parke Bancorp, Inc.	11,518	248,328
	Pathfinder Bancorp, Inc.	1,218	22,667
	Pathward Financial, Inc.	34,832	1,463,989
*	Patriot National Bancorp, Inc.	877	8,875
	PCB Bancorp	2,869	53,077
	PCSB Financial Corp.	7,544	147,033
	Peapack-Gladstone Financial Corp.	15,604	617,450
	Penns Woods Bancorp, Inc.	7,925	191,151
#	PennyMac Financial Services, Inc.	26,497	1,412,820
	Peoples Bancorp of North Carolina, Inc.	3,626	102,072
	Peoples Bancorp, Inc.	24,720	748,274

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Peoples Financial Services Corp.	557	$30,629
	Pinnacle Financial Partners, Inc.	60,315	5,005,542
#*	Pioneer Bancorp, Inc.	1,483	15,290
	Piper Sandler Cos	16,627	2,127,757
	PJT Partners, Inc., Class A	9,227	686,489
	Plumas Bancorp	5,164	170,928
	PNC Financial Services Group, Inc.	31,663	5,124,023
#*	Ponce Financial Group, Inc.	1,442	13,324
	Popular, Inc.	80,189	5,670,966
*	PRA Group, Inc.	36,491	1,222,449
	Preferred Bank	14,520	1,116,152
	Premier Financial Corp.	31,324	903,697
	Primerica, Inc.	32,455	4,696,238
	Primis Financial Corp.	36,619	472,019
#	Principal Financial Group, Inc.	114,401	10,082,160
	ProAssurance Corp.	45,552	1,011,710
*	Professional Holding Corp., Class A	2,977	80,587
*	PROG Holdings, Inc.	58,627	968,518
	Progressive Corp.	32,917	4,226,543
	Prosperity Bancshares, Inc.	79,051	5,657,680
	Provident Bancorp, Inc.	15,467	191,172
	Provident Financial Holdings, Inc.	7,891	107,712
	Provident Financial Services, Inc.	63,825	1,430,957
	Prudential Financial, Inc.	45,810	4,818,754
	QCR Holdings, Inc.	17,892	907,303
	Radian Group, Inc.	118,291	2,468,733
	Raymond James Financial, Inc.	39,549	4,672,319
	RBB Bancorp	8,447	190,142
#	Red River Bancshares, Inc.	255	14,515
	Regional Management Corp.	18,076	613,861
	Regions Financial Corp.	256,883	5,638,582
	Reinsurance Group of America, Inc.	30,108	4,430,994
	RenaissanceRe Holdings Ltd.	33,797	5,227,720
	Renasant Corp.	58,551	2,363,704
	Republic Bancorp, Inc., Class A	15,725	728,854
#*	Republic First Bancorp, Inc.	55,568	157,257
*	Rhinebeck Bancorp, Inc.	1,151	11,683
	Richmond Mutual BanCorp, Inc.	1,001	13,133
	Riverview Bancorp, Inc.	17,817	120,087
	RLI Corp.	28,361	3,688,915
#*	Robinhood Markets, Inc., Class A	164,794	1,924,794
	S&P Global, Inc.	11,333	3,640,726
	S&T Bancorp, Inc.	34,330	1,298,017
#*	Safeguard Scientifics, Inc.	9,010	31,895
	Safety Insurance Group, Inc.	12,144	1,055,921
	Salisbury Bancorp, Inc.	2,634	68,563
	Sandy Spring Bancorp, Inc.	31,119	1,102,857
	SB Financial Group, Inc.	4,664	78,122
	Seacoast Banking Corp. of Florida	41,918	1,295,266
*	Security National Financial Corp., Class A	8,928	55,800
	SEI Investments Co.	55,511	3,014,247
#	Selective Insurance Group, Inc.	61,846	6,065,856
#	ServisFirst Bancshares, Inc.	43,676	3,290,113
	Shore Bancshares, Inc.	15,868	316,408
	Sierra Bancorp	16,552	364,972
	Signature Bank	24,726	3,919,813
	Silvercrest Asset Management Group, Inc., Class A	7,061	134,088
#*	Silvergate Capital Corp., Class A	1,989	112,896
	Simmons First National Corp., Class A	114,267	2,727,553

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	SiriusPoint Ltd.	225,024	$1,444,654
	SLM Corp.	282,090	4,679,873
	SmartFinancial, Inc.	2,623	76,697
	Sound Financial Bancorp, Inc.	1,602	64,881
	South Plains Financial, Inc.	828	25,892
*	Southern First Bancshares, Inc.	8,205	366,599
	Southern Missouri Bancorp, Inc.	3,699	189,574
	Southside Bancshares, Inc.	36,678	1,255,855
	SouthState Corp.	74,428	6,730,524
	State Street Corp.	97,744	7,233,056
	Stellar Bancorp, Inc.	20,713	680,215
#*	Sterling Bancorp, Inc.	22,100	140,777
	Stewart Information Services Corp.	23,666	922,027
	Stifel Financial Corp.	103,447	6,400,266
	Stock Yards Bancorp, Inc.	28,793	2,251,325
*	StoneX Group, Inc.	15,702	1,465,311
	Summit Financial Group, Inc.	4,130	120,059
	Summit State Bank	4,662	69,044
*	SVB Financial Group	10,506	2,426,466
	Synchrony Financial	201,688	7,172,025
	Synovus Financial Corp.	121,400	4,837,790
	T Rowe Price Group, Inc.	26,566	2,820,247
	Territorial Bancorp, Inc.	6,135	126,688
*	Texas Capital Bancshares, Inc.	41,358	2,481,480
#	TFS Financial Corp.	46,620	655,011
	Timberland Bancorp, Inc.	8,054	238,559
	Tiptree, Inc.	69,777	849,884
	Tompkins Financial Corp.	18,337	1,519,037
	Towne Bank	64,511	2,124,992
	Tradeweb Markets, Inc., Class A	7,876	433,810
	Travelers Cos., Inc.	60,909	11,235,274
*	Trean Insurance Group, Inc.	5,100	18,717
	TriCo Bancshares	34,001	1,968,998
*	Triumph Bancorp, Inc.	21,957	1,130,786
	Truist Financial Corp.	85,027	3,808,359
#*	Trupanion, Inc.	4,045	204,151
	TrustCo Bank Corp. NY	22,901	854,665
	Trustmark Corp.	61,441	2,246,897
	U.S. Bancorp	69,476	2,949,256
	U.S. Global Investors, Inc., Class A	3,303	9,579
	UMB Financial Corp.	39,371	3,276,455
	Umpqua Holdings Corp.	180,544	3,589,215
	Union Bankshares, Inc.	2,000	49,320
#	United Bancorp, Inc.	1,000	15,020
	United Bancshares, Inc.	2,040	38,740
	United Bankshares, Inc.	145,029	6,141,978
	United Community Banks, Inc.	59,636	2,295,986
	United Fire Group, Inc.	26,736	724,546
	United Security Bancshares	16,748	115,896
	Unity Bancorp, Inc.	6,471	185,459
	Universal Insurance Holdings, Inc.	50,736	509,389
	Univest Financial Corp.	27,246	766,702
	Unum Group	128,011	5,836,021
	Valley National Bancorp	290,252	3,445,291
	Value Line, Inc.	3,433	184,009
#*	Velocity Financial, Inc.	981	9,526
	Veritex Holdings, Inc.	40,314	1,273,116
#	Victory Capital Holdings, Inc., Class A	2,999	86,731
	Virginia National Bankshares Corp.	530	17,490

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Virtu Financial, Inc., Class A	47,412	$1,061,081
	Virtus Investment Partners, Inc.	7,909	1,356,314
#	Voya Financial, Inc.	87,328	5,969,742
	Walker & Dunlop, Inc.	35,100	3,157,596
	Washington Federal, Inc.	73,039	2,826,609
	Washington Trust Bancorp, Inc.	13,407	650,240
	Waterstone Financial, Inc.	23,194	393,834
	Webster Financial Corp.	144,019	7,814,471
	Wells Fargo & Co.	236,095	10,858,009
	WesBanco, Inc.	56,508	2,285,184
	West BanCorp, Inc.	20,480	460,186
	Westamerica BanCorp	25,665	1,609,965
	Western Alliance Bancorp	65,872	4,424,622
	Western New England Bancorp, Inc.	33,957	297,124
	Westwood Holdings Group, Inc.	12,948	131,034
	White Mountains Insurance Group Ltd.	2,746	3,888,748
	Willis Towers Watson PLC	19,432	4,240,257
	Wintrust Financial Corp.	47,223	4,421,017
#	WisdomTree Investments, Inc.	110,462	599,809
#*	World Acceptance Corp.	9,717	789,215
	WR Berkley Corp.	87,784	6,529,374
	WSFS Financial Corp.	63,826	2,971,739
	WVS Financial Corp.	1,627	23,315
	Zions Bancorp NA	108,744	5,648,163

TOTAL FINANCIALS			1,011,412,974

HEALTH CARE — (9.6%)
	Abbott Laboratories	64,235	6,355,411
*	ABIOMED, Inc.	2,059	519,033
*	Acadia Healthcare Co., Inc.	83,721	6,806,517
#*	Accolade, Inc.	12,376	133,413
#*	Accuray, Inc.	33,128	67,581
#††	Achillion Pharmaceuticals, Inc.	196,899	281,566
*	Actinium Pharmaceuticals, Inc.	4,846	65,615
*	Adaptive Biotechnologies Corp.	24,915	193,839
#*	Addus HomeCare Corp.	12,182	1,247,680
#*	Adicet Bio, Inc.	9,565	157,727
#*	Affimed NV	106	187
	Agilent Technologies, Inc.	12,036	1,665,181
#*	Agiliti, Inc.	3,100	54,157
#*	agilon health, Inc.	25,149	499,208
#*	Agios Pharmaceuticals, Inc.	28,069	773,020
*	AIkido Pharma, Inc.	1,877	11,450
#*	Akero Therapeutics, Inc.	22,661	957,654
#*	Albireo Pharma, Inc.	13,520	277,430
*	Aldeyra Therapeutics, Inc.	59,230	323,396
*	Align Technology, Inc.	2,744	533,159
*	Alkermes PLC	55,103	1,250,838
#*	Allakos, Inc.	3,259	19,000
#*	Allogene Therapeutics, Inc.	87,286	899,046
*	Allscripts Healthcare Solutions, Inc.	123,295	1,812,437
*	Alnylam Pharmaceuticals, Inc.	3,691	764,997
*	Alpine Immune Sciences, Inc.	5,080	30,023
#*	ALX Oncology Holdings, Inc.	3,024	36,711
*	Amedisys, Inc.	9,963	972,289
#*	American Well Corp., Class A	73,736	301,580
	AmerisourceBergen Corp.	8,850	1,391,397
*	AMN Healthcare Services, Inc.	42,883	5,381,817
#*	Amneal Pharmaceuticals, Inc.	3,401	7,482

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Amphastar Pharmaceuticals, Inc.	56,072	$1,732,625
#*	AnaptysBio, Inc.	10,904	314,580
*	AngioDynamics, Inc.	23,249	327,578
#*	ANI Pharmaceuticals, Inc.	15,619	602,737
*	Anika Therapeutics, Inc.	16,206	460,575
#*	Anixa Biosciences, Inc.	3,476	19,466
*	Annexon, Inc.	6,937	33,159
*	Apellis Pharmaceuticals, Inc.	4,313	260,893
#*	Apollo Medical Holdings, Inc.	18,379	651,719
*	Apyx Medical Corp.	38,837	194,185
#*	Arcturus Therapeutics Holdings, Inc.	11,991	212,241
#*	Arcus Biosciences, Inc.	27,942	711,962
*	Artivion, Inc.	52,726	588,422
#*	Astria Therapeutics, Inc.	5,811	55,902
#*	Atara Biotherapeutics, Inc.	2,999	13,975
*	AtriCure, Inc.	30,090	1,267,391
	Atrion Corp.	1,718	1,031,333
*	Avanos Medical, Inc.	53,806	1,191,803
*	Avantor, Inc.	38,978	786,186
#*	Avid Bioservices, Inc.	4,100	69,454
*	Avidity Biosciences, Inc.	15,039	214,757
*	Avita Medical, Inc.	5,588	27,325
*	AxoGen, Inc.	21,397	244,354
#*	Axonics, Inc.	20,962	1,533,161
	Azenta, Inc.	10,627	471,839
	Baxter International, Inc.	26,265	1,427,503
	Becton Dickinson & Co.	9,587	2,262,244
*	Biogen, Inc.	8,875	2,515,530
*	BioLife Solutions, Inc.	5,889	138,509
*	BioMarin Pharmaceutical, Inc.	6,298	545,596
*	Bio-Path Holdings, Inc.	705	2,291
*	Bio-Rad Laboratories, Inc., Class A	3,895	1,369,910
	Bio-Techne Corp.	2,070	613,258
#*	Bioventus, Inc., Class A	35	285
#*	Bluebird Bio, Inc.	72,703	455,848
*	Blueprint Medicines Corp.	6,198	321,304
*	Boston Scientific Corp.	41,667	1,796,264
	Bristol-Myers Squibb Co.	141,192	10,938,144
*	Brookdale Senior Living, Inc.	378,335	1,691,157
	Bruker Corp.	22,783	1,408,901
#*	Cara Therapeutics, Inc.	9,340	87,796
	Cardinal Health, Inc.	48,115	3,651,929
*	Cardiovascular Systems, Inc.	23,050	332,842
#*	CareCloud, Inc.	2,414	8,932
#*	CareDx, Inc.	5,218	103,890
#*	Castle Biosciences, Inc.	10,732	273,881
*	Catalent, Inc.	18,600	1,222,578
*	Catalyst Pharmaceuticals, Inc.	64,975	901,203
*	Celcuity, Inc.	1,900	19,000
#*	Celldex Therapeutics, Inc.	10,192	358,045
*	Cellectar Biosciences, Inc.	2,129	4,301
*	Centene Corp.	65,402	5,567,672
#*	Century Therapeutics, Inc.	2,037	21,389
*	Certara, Inc.	8,041	98,341
*	Champions Oncology, Inc.	1,072	7,440
*	Charles River Laboratories International, Inc.	19,154	4,065,437
#	Chemed Corp.	4,093	1,910,899
*	Chimerix, Inc.	17,032	30,147
*	Chinook Therapeutics, Inc.	37,028	805,359

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Cigna Corp.	32,953	$10,645,796
#*	Codexis, Inc.	12,849	72,211
#*	Collegium Pharmaceutical, Inc.	18,965	340,232
#*	Community Health Systems, Inc.	38,093	109,327
*	Computer Programs & Systems, Inc.	9,900	319,770
*	Concert Pharmaceuticals, Inc.	7,181	42,727
#	CONMED Corp.	15,145	1,207,511
#††	Contra Aduro Biotech, Inc.	740	1,140
#»††	Contra Zogenix, Inc.	30,421	20,686
	Cooper Cos., Inc.	3,932	1,074,969
*	Corcept Therapeutics, Inc.	67,943	1,943,170
*	CorVel Corp.	12,788	2,099,917
*	Crinetics Pharmaceuticals, Inc.	1,492	27,542
#*	CRISPR Therapeutics AG	30,798	1,611,967
*	Cross Country Healthcare, Inc.	39,131	1,451,369
#*	CryoPort, Inc.	2,825	78,422
*	Cue Biopharma, Inc.	29,943	79,648
*	Cumberland Pharmaceuticals, Inc.	23,548	57,928
#*	Cutera, Inc.	8,986	413,086
	CVS Health Corp.	118,113	11,185,301
*	Cymabay Therapeutics, Inc.	3,502	12,187
	Danaher Corp.	31,151	7,839,772
#*	DarioHealth Corp.	12,097	53,590
*	DaVita, Inc.	30,177	2,203,223
*	Day One Biopharmaceuticals, Inc.	3,014	63,716
*	Decibel Therapeutics, Inc.	5,274	19,514
*	Deciphera Pharmaceuticals, Inc.	28,592	463,762
*	Denali Therapeutics, Inc.	26,705	765,899
	DENTSPLY SIRONA, Inc.	59,357	1,829,383
*	Design Therapeutics, Inc.	200	3,124
#*	Doximity, Inc., Class A	11,557	305,914
#*	Dynavax Technologies Corp.	69,916	800,538
*	Dyne Therapeutics, Inc.	2,513	28,648
*	Eagle Pharmaceuticals, Inc.	14,078	443,035
#*	Editas Medicine, Inc.	77,716	975,336
#*	Eiger BioPharmaceuticals, Inc.	2,700	13,797
*	Elanco Animal Health, Inc.	151,430	1,997,362
*††	Elanco Animal Health, Inc.	25,535	0
*	Electromed, Inc.	3,600	38,232
#*	Eledon Pharmaceuticals, Inc.	4,111	9,908
	Elevance Health, Inc.	15,836	8,658,650
	Embecta Corp.	1,917	59,274
*	Emergent BioSolutions, Inc.	46,412	968,154
*	Enanta Pharmaceuticals, Inc.	12,298	554,763
#	Encompass Health Corp.	45,243	2,463,029
*	Enhabit, Inc.	22,621	280,953
*	Enovis Corp.	33,906	1,676,652
#	Ensign Group, Inc.	59,945	5,381,862
*	Envista Holdings Corp.	64,729	2,136,704
#*	enVVeno Medical Corp.	343	2,157
*	Enzo Biochem, Inc.	40,669	87,032
#*	Equillium, Inc.	2,815	5,236
*	Evolent Health, Inc., Class A	75,979	2,416,892
#*	Exact Sciences Corp.	9,431	328,010
*	Exagen, Inc.	7,187	17,608
*	Exelixis, Inc.	124,120	2,057,910
*	Fate Therapeutics, Inc.	5,393	112,822
#*	FibroGen, Inc.	20,225	329,263
*	FONAR Corp.	7,435	119,704

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Fulgent Genetics, Inc.	15,463	$612,799
*	Gain Therapeutics, Inc.	4,143	13,838
#*	Generation Bio Co.	4,900	25,088
	Gilead Sciences, Inc.	71,697	5,625,347
*	Glaukos Corp.	9,549	535,412
#*	Globus Medical, Inc., Class A	32,209	2,158,003
*	Graphite Bio, Inc.	5,147	18,066
*	Great Elm Group, Inc.	14,407	29,895
*	Gritstone bio, Inc.	4,800	15,456
*	Haemonetics Corp.	27,326	2,321,344
#*	Halozyme Therapeutics, Inc.	27,932	1,335,429
#*	Harmony Biosciences Holdings, Inc.	9,317	484,484
*	Harvard Bioscience, Inc.	43,252	116,348
*	HealthEquity, Inc.	42,614	3,320,057
*	HealthStream, Inc.	25,797	637,186
*	Henry Schein, Inc.	33,422	2,288,070
*	Heska Corp.	6,804	488,255
*	Hologic, Inc.	36,504	2,474,971
*	Horizon Therapeutics PLC	24,532	1,528,834
	Humana, Inc.	9,303	5,191,818
*	Icad, Inc.	3,000	5,730
#*	ICU Medical, Inc.	419	62,184
#*	Ideaya Biosciences, Inc.	26,060	440,153
*	Ikena Oncology, Inc.	3,525	9,694
*	Illumina, Inc.	2,200	503,404
*	ImmuCell Corp.	474	3,797
*	ImmunoGen, Inc.	20,442	121,425
*	ImmunoPrecise Antibodies Ltd.	2,801	14,033
#*	Immunovant, Inc.	24,112	270,054
*	Incyte Corp.	7,515	558,665
*	InfuSystem Holdings, Inc.	10,768	82,160
#*	Innoviva, Inc.	35,875	486,465
*	Inogen, Inc.	7,841	177,677
#*	Inozyme Pharma, Inc.	4,910	8,642
*	Insulet Corp.	1,544	399,603
*	Integer Holdings Corp.	27,936	1,741,251
*	Integra LifeSciences Holdings Corp.	29,459	1,480,315
*	Intellia Therapeutics, Inc.	28,727	1,516,211
*	Intra-Cellular Therapies, Inc.	35,412	1,617,266
*	Intuitive Surgical, Inc.	2,106	519,066
*	Ionis Pharmaceuticals, Inc.	9,872	436,342
*	Iovance Biotherapeutics, Inc.	69,438	648,551
*	IQVIA Holdings, Inc.	7,513	1,575,251
	iRadimed Corp.	3,451	100,252
*	IRIDEX Corp.	1,305	2,936
#*	Ironwood Pharmaceuticals, Inc.	86,814	949,745
*	IVERIC bio, Inc.	45,990	1,100,081
*	Jazz Pharmaceuticals PLC	36,717	5,279,537
	Johnson & Johnson	105,798	18,405,678
#*	KalVista Pharmaceuticals, Inc.	7,800	39,546
*	Karuna Therapeutics, Inc.	1,384	303,567
*	Kewaunee Scientific Corp.	2,037	34,425
*	Kezar Life Sciences, Inc.	3,901	29,316
#*	Kodiak Sciences, Inc.	169	1,213
*	KORU Medical Systems, Inc.	4,316	10,358
#*	Krystal Biotech, Inc.	13,343	1,020,740
#*	Kura Oncology, Inc.	63,061	978,707
#*	Kymera Therapeutics, Inc.	6,118	185,620
	Laboratory Corp. of America Holdings	22,412	4,972,326

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Lantern Pharma, Inc.	1,402	$5,874
*	Lantheus Holdings, Inc.	41,656	3,082,127
*	Larimar Therapeutics, Inc.	3,502	11,557
#	LeMaitre Vascular, Inc.	22,383	971,422
*	LENSAR, Inc.	38,325	182,427
*	LHC Group, Inc.	21,394	3,574,937
*	Ligand Pharmaceuticals, Inc.	17,120	1,500,568
*	LivaNova PLC	22,999	1,083,253
#*	MacroGenics, Inc.	34,760	177,971
*	Masimo Corp.	5,582	734,591
	McKesson Corp.	13,906	5,414,579
#*	Medpace Holdings, Inc.	11,051	2,453,101
	Medtronic PLC	57,439	5,016,722
*	MeiraGTx Holdings PLC	19,000	138,130
	Merck & Co., Inc.	111,689	11,302,927
*	Meridian Bioscience, Inc.	39,436	1,260,769
*	Merit Medical Systems, Inc.	36,353	2,499,996
*	Merrimack Pharmaceuticals, Inc.	9,794	36,923
*	Mersana Therapeutics, Inc.	13,525	106,307
#	Mesa Laboratories, Inc.	2,031	268,519
*	Microbot Medical, Inc.	2,205	8,798
#*	Mirati Therapeutics, Inc.	7,114	478,914
*	Moderna, Inc.	28,451	4,277,039
*	ModivCare, Inc.	22,606	2,198,207
*	Molina Healthcare, Inc.	9,555	3,428,907
#*	Morphic Holding, Inc.	15,367	430,430
*	Myriad Genetics, Inc.	87,462	1,813,962
	National HealthCare Corp.	15,437	940,422
	National Research Corp.	17,603	716,970
#*	Nektar Therapeutics.	95,063	357,437
*	Neogen Corp.	50,418	665,518
*	NeoGenomics, Inc.	15,477	117,703
*	Neurocrine Biosciences, Inc.	2,879	331,430
*	Neuronetics, Inc.	145	483
*	NextCure, Inc.	9,735	24,338
*	NextGen Healthcare, Inc.	49,485	991,679
#*	NGM Biopharmaceuticals, Inc.	16,918	90,342
#*	Novocure Ltd.	1,600	113,056
#*	Nurix Therapeutics, Inc.	23,890	304,120
*	NuVasive, Inc.	28,418	1,254,086
*	Nuvation Bio, Inc.	62,529	137,564
#*	Ocular Therapeutix, Inc.	100	361
*	Ocuphire Pharma, Inc.	3,832	9,005
#*	Olema Pharmaceuticals, Inc.	14,079	52,937
*	Omega Therapeutics, Inc.	3,493	16,801
*	Omnicell, Inc.	11,467	886,628
#*	OPKO Health, Inc.	181,917	345,642
#*	OptimizeRx Corp.	2,470	38,075
*	Option Care Health, Inc.	68,345	2,068,120
*	OraSure Technologies, Inc.	52,432	228,604
*	Organogenesis Holdings, Inc.	36,498	119,713
	Organon & Co.	12,919	338,219
#*	Orthofix Medical, Inc.	34,182	548,963
*	OrthoPediatrics Corp.	14,198	603,273
#	Owens & Minor, Inc.	51,424	874,208
#*	Pacific Biosciences of California, Inc.	61,708	520,816
*	Pacira BioSciences, Inc.	24,374	1,261,598
	Patterson Cos., Inc.	73,369	1,905,393
#*††	PDL BioPharma, Inc.	418,608	1,121,869

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	PDS Biotechnology Corp.	3,101	$16,249
*	Pediatrix Medical Group, Inc.	137,680	2,670,992
*	Pennant Group, Inc.	27,637	340,211
*	Penumbra, Inc.	1,533	262,864
	PerkinElmer, Inc.	22,583	3,016,637
	Perrigo Co. PLC	45,299	1,824,644
*	PetIQ, Inc.	10,035	82,488
	Pfizer, Inc.	341,124	15,879,322
	Phibro Animal Health Corp., Class A	25,877	380,133
*	Phreesia, Inc.	25,836	705,840
#*	PMV Pharmaceuticals, Inc.	44,191	543,991
*	Portage Biotech, Inc.	5	33
#*	Poseida Therapeutics, Inc.	2,584	10,594
	Premier, Inc., Class A	89,034	3,105,506
*	Prestige Consumer Healthcare, Inc.	44,176	2,406,709
*	Processa Pharmaceuticals, Inc.	3,000	6,360
#*	Pro-Dex, Inc.	800	15,512
*	Protagonist Therapeutics, Inc.	4,095	33,170
*	Protara Therapeutics, Inc.	3,878	11,905
*	Prothena Corp. PLC	45,310	2,783,846
	Psychemedics Corp.	1,189	7,693
#*	Pulmonx Corp.	29,137	389,270
#*	Pulse Biosciences, Inc.	100	211
#*	Quanterix Corp.	2,733	30,254
	Quest Diagnostics, Inc.	24,047	3,454,352
*	QuidelOrtho Corp.	5,916	531,375
#*	R1 RCM, Inc.	52,453	926,320
*	RadNet, Inc.	38,586	737,764
#*	Rain Therapeutics, Inc.	2,156	12,332
*	Rallybio Corp.	1,343	12,839
#*	RAPT Therapeutics, Inc.	18,806	410,347
*	Regeneron Pharmaceuticals, Inc.	4,878	3,652,403
*	REGENXBIO, Inc.	34,767	822,935
*	Regulus Therapeutics, Inc.	5,500	8,525
#*	Relay Therapeutics, Inc.	45,796	1,017,587
*	Reneo Pharmaceuticals, Inc.	3,341	11,760
#*	Repligen Corp.	5,096	929,969
#*	Replimune Group, Inc.	18,667	342,726
	ResMed, Inc.	9,930	2,221,242
*	Retractable Technologies, Inc.	4,686	11,293
*	REVOLUTION Medicines, Inc.	33,853	685,862
*	Rocket Pharmaceuticals, Inc.	10,760	200,782
	Royalty Pharma PLC, Class A	17,638	746,440
*	Sage Therapeutics, Inc.	20,585	775,231
*	Sangamo Therapeutics, Inc.	119,912	526,414
#*	Sarepta Therapeutics, Inc.	1,206	137,508
*	Satsuma Pharmaceuticals, Inc.	1,823	9,443
*	Schrodinger, Inc.	29,341	703,304
#*	scPharmaceuticals, Inc.	2,070	11,054
#*	SCYNEXIS, Inc.	4,930	11,388
*	Seagen, Inc.	6,155	782,670
*	SeaSpine Holdings Corp.	49,336	317,230
#*	Seer, Inc.	22,335	174,883
	Select Medical Holdings Corp.	139,776	3,589,448
#*	Semler Scientific, Inc.	784	32,936
*	Shattuck Labs, Inc.	10,509	27,849
#*	Shockwave Medical, Inc.	2,657	778,900
	SIGA Technologies, Inc.	6,123	56,270
*	Silverback Therapeutics, Inc.	2,866	17,827

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#	Simulations Plus, Inc.	1,697	$70,426
*	Sotera Health Co.	7,459	51,318
*	SQZ Biotechnologies Co.	4,121	11,745
*	STAAR Surgical Co.	6,552	464,340
#*	Standard BioTools, Inc.	13,424	15,840
	STERIS PLC	11,494	1,983,635
*	Stoke Therapeutics, Inc.	10,098	149,955
	Stryker Corp.	5,109	1,171,187
*	Supernus Pharmaceuticals, Inc.	50,130	1,717,955
#*	Surgery Partners, Inc.	31,137	846,615
*	Surmodics, Inc.	16,171	552,078
#*	Sutro Biopharma, Inc.	5,700	41,781
*	Synaptogenix, Inc.	1,730	11,937
#*	Syndax Pharmaceuticals, Inc.	50,133	1,151,054
*	Syneos Health, Inc.	68,802	3,466,245
*	Talaris Therapeutics, Inc.	783	1,182
*	Taro Pharmaceutical Industries Ltd.	1,569	46,960
*	Tarsus Pharmaceuticals, Inc.	2,611	48,095
#	Teleflex, Inc.	4,431	950,715
*	Tenet Healthcare Corp.	35,047	1,554,685
*	Terns Pharmaceuticals, Inc.	752	5,196
	Thermo Fisher Scientific, Inc.	16,029	8,238,425
#*	TransMedics Group, Inc.	7,864	379,202
#*	Travere Therapeutics, Inc.	26,274	569,620
#*	Twist Bioscience Corp.	19,551	641,859
	U.S. Physical Therapy, Inc.	8,465	751,692
*	UFP Technologies, Inc.	6,922	649,630
*	United Therapeutics Corp.	35,102	8,092,064
	UnitedHealth Group, Inc.	36,788	20,422,858
	Universal Health Services, Inc., Class B	31,476	3,647,124
	Utah Medical Products, Inc.	3,795	339,842
*	Vanda Pharmaceuticals, Inc.	46,115	482,824
*	Varex Imaging Corp.	27,975	618,527
*	Vaxcyte, Inc.	17,251	752,316
*	Veeva Systems, Inc., Class A	2,094	351,666
#*	Veracyte, Inc.	30,227	607,865
*	Vericel Corp.	3,500	94,080
*	Vertex Pharmaceuticals, Inc.	11,459	3,575,208
	Viatris, Inc.	237,645	2,407,344
*	Viking Therapeutics, Inc.	8,393	34,411
*	Viracta Therapeutics, Inc.	2,315	9,098
*	Vor BioPharma, Inc.	4,801	23,093
#*	Voyager Therapeutics, Inc.	12,000	62,160
*	Waters Corp.	4,673	1,398,021
*	Werewolf Therapeutics, Inc.	6,217	18,402
	West Pharmaceutical Services, Inc.	7,074	1,627,727
*	XBiotech, Inc.	1,910	6,704
*	Xencor, Inc.	24,668	690,704
*	XOMA Corp.	579	9,588
	Zimmer Biomet Holdings, Inc.	25,363	2,874,896
#*	Zimvie, Inc.	2,536	22,241

TOTAL HEALTH CARE			447,755,415

INDUSTRIALS — (15.5%)
	3M Co.	17,809	2,240,194
	AAON, Inc.	29,333	1,891,685
*	AAR Corp.	37,673	1,669,667
	ABM Industries, Inc.	60,654	2,699,710
	ACCO Brands Corp.	64,919	298,627

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Acme United Corp.	1,921	$45,931
	Acuity Brands, Inc.	25,213	4,628,350
#*	ACV Auctions, Inc., Class A	19,001	173,289
	Advanced Drainage Systems, Inc.	19,953	2,312,154
#	AECOM	88,156	6,636,384
*	Aerojet Rocketdyne Holdings, Inc.	33,883	1,641,631
*	AeroVironment, Inc.	16,292	1,490,718
	AGCO Corp.	39,893	4,953,514
	Air Lease Corp.	122,185	4,311,909
*	Air T, Inc.	8	175
*	Air Transport Services Group, Inc.	50,273	1,467,972
	Alamo Group, Inc.	11,635	1,769,451
*	Alaska Air Group, Inc.	41,588	1,849,002
	Albany International Corp., Class A	27,180	2,490,232
*	Allegiant Travel Co.	10,141	761,082
	Allegion PLC	10,433	1,093,065
	Allied Motion Technologies, Inc.	23,454	793,214
	Allison Transmission Holdings, Inc.	45,214	1,910,292
*	Alpha Pro Tech Ltd.	2,600	10,764
	Alta Equipment Group, Inc.	2,092	25,585
	Altra Industrial Motion Corp.	33,878	2,037,423
	AMERCO	13,857	7,970,408
#*	Ameresco, Inc., Class A	28,526	1,725,252
#*	American Airlines Group, Inc.	35,363	501,447
#*	American Superconductor Corp.	25,200	113,904
*	American Woodmark Corp.	14,852	673,538
	AMETEK, Inc.	27,671	3,587,822
	AO Smith Corp.	39,705	2,175,040
*	API Group Corp.	1,727	28,478
	Apogee Enterprises, Inc.	22,486	1,031,658
	Applied Industrial Technologies, Inc.	30,817	3,833,018
	ARC Document Solutions, Inc.	4,156	10,058
	ArcBest Corp.	27,286	2,167,327
	Arcosa, Inc.	40,664	2,610,629
	Argan, Inc.	18,178	630,231
	Armstrong World Industries, Inc.	24,436	1,846,629
*	ASGN, Inc.	48,720	4,130,482
	Astec Industries, Inc.	24,868	1,085,488
*	Astronics Corp.	13,897	128,686
#*	Astronics Corp., Class B	13,763	124,555
*	Atkore, Inc.	44,248	4,216,834
#*	Atlas Air Worldwide Holdings, Inc.	28,276	2,859,835
#*	Avis Budget Group, Inc.	12,298	2,907,985
*	Axon Enterprise, Inc.	7,691	1,118,579
*	AZEK Co., Inc.	76,302	1,336,048
	AZZ, Inc.	25,830	1,038,366
#*	Babcock & Wilcox Enterprises, Inc.	16,318	74,410
	Barnes Group, Inc.	45,004	1,591,791
	Barrett Business Services, Inc.	5,321	464,098
*	Beacon Roofing Supply, Inc.	66,745	3,761,081
	BGSF, Inc.	14,224	178,796
#*	Blue Bird Corp.	590	5,410
*	BlueLinx Holdings, Inc.	5,116	360,473
	Boise Cascade Co.	43,747	2,920,987
	Booz Allen Hamilton Holding Corp., Class A	25,522	2,778,070
*	Bowman Consulting Group Ltd.	550	8,498
	Brady Corp., Class A	44,173	2,020,915
*	BrightView Holdings, Inc.	3,230	28,812
	Brink’s Co.	18,815	1,121,938

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Broadwind, Inc.	5,021	$8,837
*	Builders FirstSource, Inc.	197,853	12,199,616
	BWX Technologies, Inc.	40,340	2,298,573
*	CACI International, Inc., Class A	20,394	6,200,388
	Carlisle Cos., Inc.	11,532	2,753,842
	Carrier Global Corp.	54,682	2,174,156
*	Casella Waste Systems, Inc., Class A	33,003	2,699,975
	Caterpillar, Inc.	27,146	5,876,023
*	CBIZ, Inc.	56,917	2,825,360
*	CECO Environmental Corp.	33,179	392,176
	CH Robinson Worldwide, Inc.	19,605	1,915,801
#*	Chart Industries, Inc.	18,219	4,060,651
	Chicago Rivet & Machine Co.	855	23,923
*	Cimpress PLC	8,368	194,807
	Cintas Corp.	3,517	1,503,693
*	CIRCOR International, Inc.	36,138	746,972
*	Civeo Corp.	744	23,064
#*	Clarivate PLC	161,632	1,669,659
*	Clean Harbors, Inc.	56,739	6,948,258
	Columbus McKinnon Corp.	36,755	1,048,253
	Comfort Systems USA, Inc.	38,125	4,700,050
*	Commercial Vehicle Group, Inc.	5,644	28,446
	CompX International, Inc.	2,522	44,967
*	Concrete Pumping Holdings, Inc.	4,934	31,602
*	Construction Partners, Inc., Class A	12,662	394,295
#*	Copa Holdings SA, Class A	14,555	1,094,973
*	Copart, Inc.	25,142	2,891,833
#*	Core & Main, Inc., Class A	2,300	54,234
	Costamare, Inc.	147,189	1,389,464
*	CoStar Group, Inc.	19,470	1,610,558
	Covenant Logistics Group, Inc.	10,927	413,478
*»	CPI Aerostructures, Inc.	7,398	17,829
	CRA International, Inc.	12,547	1,289,079
	Crane Holdings Co.	31,638	3,174,557
	CSW Industrials, Inc.	16,758	2,160,441
	CSX Corp.	119,497	3,472,583
	Cummins, Inc.	19,861	4,856,213
	Curtiss-Wright Corp.	32,696	5,487,370
#*	Daseke, Inc.	12,863	76,663
	Deere & Co.	19,219	7,607,265
*	Delta Air Lines, Inc.	20,897	709,035
	Deluxe Corp.	36,976	679,619
*	Distribution Solutions Group, Inc.	12,319	370,556
*	DLH Holdings Corp.	3,701	48,187
	Donaldson Co., Inc.	31,166	1,790,487
	Douglas Dynamics, Inc.	38,123	1,294,276
	Dover Corp.	16,701	2,182,654
*	Ducommun, Inc.	10,974	518,083
	Dun & Bradstreet Holdings, Inc.	82,584	1,061,204
*	DXP Enterprises, Inc.	15,816	452,496
*	Dycom Industries, Inc.	31,668	3,742,524
#	Eagle Bulk Shipping, Inc.	5,909	285,877
	Eastern Co.	5,972	124,875
	Eaton Corp. PLC	26,007	3,902,870
	EMCOR Group, Inc.	37,902	5,347,972
	Emerson Electric Co.	28,913	2,503,866
	Encore Wire Corp.	18,399	2,531,518
*	Energy Recovery, Inc.	24,223	623,258
	Enerpac Tool Group Corp.	49,153	1,248,978

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	EnerSys	35,677	$2,365,028
	Ennis, Inc.	24,744	558,225
	EnPro Industries, Inc.	24,193	2,576,554
#	Equifax, Inc.	7,143	1,211,024
	Esab Corp.	37,506	1,398,974
	ESCO Technologies, Inc.	24,130	2,079,282
*	Espey Manufacturing & Electronics Corp.	3,027	40,532
#*	EVI Industries, Inc.	1,100	21,450
*	Evoqua Water Technologies Corp.	57,972	2,271,343
	Expeditors International of Washington, Inc.	10,629	1,040,048
	Exponent, Inc.	23,078	2,198,410
	Fastenal Co.	27,033	1,306,505
	Federal Signal Corp.	61,545	2,871,074
	FedEx Corp.	21,097	3,381,427
*	First Advantage Corp.	3,395	47,700
#	Flowserve Corp.	47,162	1,352,606
#*	Fluor Corp.	62,332	1,886,166
#*	Flux Power Holdings, Inc.	4,043	14,878
*	Forrester Research, Inc.	15,901	672,930
	Fortive Corp.	51,486	3,289,955
	Fortune Brands Home & Security, Inc.	25,464	1,535,988
	Forward Air Corp.	28,548	3,022,377
*	Franklin Covey Co.	22,877	1,157,576
	Franklin Electric Co., Inc.	42,569	3,488,104
*	Frontier Group Holdings, Inc.	47,686	625,163
*	FTI Consulting, Inc.	28,901	4,497,863
#*	FuelCell Energy, Inc.	307,805	960,352
*	Gates Industrial Corp. PLC	54,936	612,536
	GATX Corp.	33,088	3,464,644
#	Genco Shipping & Trading Ltd.	24,437	327,456
*	Gencor Industries, Inc.	12,690	120,555
*	Generac Holdings, Inc.	6,608	765,933
	General Dynamics Corp.	15,911	3,974,568
	General Electric Co.	1,790	139,280
*	Gibraltar Industries, Inc.	29,728	1,518,506
	Global Industrial Co.	34,554	1,096,744
*	GMS, Inc.	38,466	1,815,595
#	Gorman-Rupp Co.	23,618	640,993
	Graco, Inc.	32,541	2,264,203
	GrafTech International Ltd.	18,104	92,149
	Graham Corp.	10,619	94,509
	Granite Construction, Inc.	61,159	2,062,893
*	Great Lakes Dredge & Dock Corp.	83,978	634,874
#	Greenbrier Cos., Inc.	34,755	1,227,199
	Griffon Corp.	49,908	1,604,043
*	GXO Logistics, Inc.	23,874	872,356
	H&E Equipment Services, Inc.	46,830	1,768,301
*	Harsco Corp.	158,438	838,137
*	Hawaiian Holdings, Inc.	45,463	656,031
#*	Hayward Holdings, Inc.	29,090	269,083
	Healthcare Services Group, Inc.	28,610	399,396
	Heartland Express, Inc.	84,964	1,264,264
	HEICO Corp.	3,400	552,976
	HEICO Corp., Class A	5,443	692,894
	Heidrick & Struggles International, Inc.	16,113	453,742
	Helios Technologies, Inc.	31,722	1,798,320
	Herc Holdings, Inc.	27,075	3,184,291
*	Heritage-Crystal Clean, Inc.	21,338	586,155
#*	Hertz Global Holdings, Inc.	82,342	1,515,093

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Hexcel Corp.	42,016	$2,340,291
*	Hill International, Inc.	54,863	184,888
	Hillenbrand, Inc.	40,968	1,809,966
#	HireQuest, Inc.	1,551	24,227
	HNI Corp.	20,558	595,976
	Honeywell International, Inc.	22,922	4,676,546
	Howmet Aerospace, Inc.	52,078	1,851,373
*	Hub Group, Inc., Class A	29,119	2,259,634
	Hubbell, Inc.	17,431	4,139,514
*	Hudson Global, Inc.	5,895	200,430
#*	Hudson Technologies, Inc.	27,496	253,238
	Huntington Ingalls Industries, Inc.	17,118	4,400,524
	Hurco Cos., Inc.	10,844	251,039
*	Huron Consulting Group, Inc.	33,674	2,479,417
	Hyster-Yale Materials Handling, Inc.	19,311	563,109
*	IAA, Inc.	19,724	748,131
	ICF International, Inc.	19,317	2,310,893
*	Ideal Power, Inc.	666	7,732
	IDEX Corp.	6,614	1,470,358
*	IES Holdings, Inc.	17,706	585,006
	Ingersoll Rand, Inc.	56,370	2,846,685
*	Innovative Solutions & Support, Inc.	14,202	134,919
	Insperity, Inc.	11,619	1,371,274
	Insteel Industries, Inc.	24,067	634,165
	Interface, Inc.	30,615	346,256
	ITT, Inc.	57,568	4,397,620
	Jacobs Solutions, Inc.	10,283	1,184,807
	JB Hunt Transport Services, Inc.	18,022	3,083,024
*	JELD-WEN Holding, Inc.	87,621	929,659
*	JetBlue Airways Corp.	267,985	2,154,599
	John Bean Technologies Corp.	13,334	1,216,061
	Johnson Controls International PLC	102,963	5,955,380
	Kadant, Inc.	11,594	2,063,152
	Kaman Corp.	19,948	640,331
*	KAR Auction Services, Inc.	65,443	950,887
#*	Karat Packaging, Inc.	300	4,914
#	KBR, Inc.	114,290	5,688,213
	Kelly Services, Inc., Class A	63,303	1,034,371
#	Kennametal, Inc.	63,714	1,701,801
	Kforce, Inc.	35,869	2,269,432
	Kimball International, Inc., Class B	27,693	204,651
*	Kirby Corp.	50,715	3,537,371
#	Knight-Swift Transportation Holdings, Inc.	138,261	6,640,676
	Korn Ferry	47,339	2,631,575
*	Kratos Defense & Security Solutions, Inc.	91,108	1,009,477
	L3Harris Technologies, Inc.	13,141	3,238,862
#	Landstar System, Inc.	13,883	2,168,802
*	LB Foster Co., Class A	9,119	91,190
	Leidos Holdings, Inc.	26,625	2,704,834
	Lennox International, Inc.	4,245	991,505
*	Limbach Holdings, Inc.	18,803	156,441
	Lincoln Electric Holdings, Inc.	20,015	2,842,130
	Lindsay Corp.	9,330	1,579,569
	Lockheed Martin Corp.	2,444	1,189,446
*	LS Starrett Co., Class A	5,375	45,849
	LSI Industries, Inc.	25,235	193,805
	Luxfer Holdings PLC	1,224	17,711
*	Manitex International, Inc.	17,056	77,775
*	Manitowoc Co., Inc.	69,416	633,074

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	ManpowerGroup, Inc.	51,785	$4,056,837
	Marten Transport Ltd.	90,946	1,707,056
	Masco Corp.	25,301	1,170,677
*	Masonite International Corp.	25,598	1,831,025
#*	MasTec, Inc.	60,112	4,633,433
*	Mastech Digital, Inc.	1,982	29,948
*	Matrix Service Co.	47,382	232,172
	Matson, Inc.	44,826	3,298,297
	Matthews International Corp., Class A	31,345	842,554
	Maxar Technologies, Inc.	46,147	1,030,924
*	Mayville Engineering Co., Inc.	2,500	16,625
	McGrath RentCorp.	30,219	2,842,097
	MDU Resources Group, Inc.	167,375	4,766,840
*	Mercury Systems, Inc.	30,305	1,466,762
#*	Middleby Corp.	10,556	1,476,362
	Miller Industries, Inc.	11,666	296,666
	MillerKnoll, Inc.	38,329	811,808
*	Mistras Group, Inc.	30,433	139,992
#*»	Monitronics International, Inc.	707	212
#*	Montrose Environmental Group, Inc.	8,198	358,908
	Moog, Inc., Class A	25,777	2,184,601
*	MRC Global, Inc.	35,845	359,525
	MSA Safety, Inc.	14,013	1,881,105
	MSC Industrial Direct Co., Inc., Class A	24,221	2,009,859
	Mueller Industries, Inc.	57,072	3,574,990
	Mueller Water Products, Inc., Class A	140,860	1,648,062
*	MYR Group, Inc.	18,525	1,621,123
	National Presto Industries, Inc.	4,060	286,189
	NL Industries, Inc.	34,694	303,919
*	NN, Inc.	30,941	77,043
	Nordson Corp.	8,764	1,971,900
	Norfolk Southern Corp.	13,284	3,029,682
	Northrop Grumman Corp.	11,034	6,057,776
*	Northwest Pipe Co.	9,135	310,499
*	NOW, Inc.	55,469	706,120
*	NV5 Global, Inc.	9,540	1,382,823
	nVent Electric PLC	84,713	3,092,024
	Old Dominion Freight Line, Inc.	15,489	4,253,279
#	Omega Flex, Inc.	4,638	437,827
*	Orion Group Holdings, Inc.	32,630	74,396
	Oshkosh Corp.	55,655	4,897,640
	Otis Worldwide Corp.	27,948	1,974,247
	Owens Corning	86,571	7,411,343
	P&F Industries, Inc., Class A	2,014	10,654
	PACCAR, Inc.	58,647	5,678,789
*	PAM Transportation Services, Inc.	30,280	843,298
	Pangaea Logistics Solutions Ltd.	21,529	103,985
#	Park Aerospace Corp.	31,375	390,305
	Parker-Hannifin Corp.	17,069	4,960,593
	Park-Ohio Holdings Corp.	24,377	277,166
#*	Parsons Corp.	31,968	1,498,660
	Patriot Transportation Holding, Inc.	2,586	21,748
	Pentair PLC	72,189	3,100,518
*	Perma-Fix Environmental Services, Inc.	2,877	11,968
*	Perma-Pipe International Holdings, Inc.	5,730	56,039
*	PGT Innovations, Inc.	55,173	1,175,737
#	Pitney Bowes, Inc.	60,327	187,617
#*	Plug Power, Inc.	22,272	355,907
*	Polar Power, Inc.	3,170	7,370

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	Powell Industries, Inc.	19,042	$469,766
	Preformed Line Products Co.	3,704	293,986
	Primoris Services Corp.	51,587	1,041,542
*	Proto Labs, Inc.	15,031	574,034
*	Quad/Graphics, Inc.	66,720	185,482
	Quanex Building Products Corp.	37,808	837,825
	Quanta Services, Inc.	30,297	4,303,386
#*	Quest Resource Holding Corp.	1,809	16,028
*	Radiant Logistics, Inc.	42,567	258,382
	Raytheon Technologies Corp.	115,471	10,948,960
*	RBC Bearings, Inc.	15,134	3,836,923
*	RCM Technologies, Inc.	3,727	65,223
	Regal Rexnord Corp.	65,957	8,346,199
#	Rentokil Initial PLC, Sponsored ADR	10,117	313,020
	Republic Services, Inc.	15,538	2,060,650
*	Resideo Technologies, Inc.	78,705	1,859,012
	Resources Connection, Inc.	28,110	513,570
#	REV Group, Inc.	86,124	1,183,344
	Robert Half International, Inc.	28,346	2,167,335
	Rockwell Automation, Inc.	1,280	326,784
	Rollins, Inc.	21,642	910,695
	Rush Enterprises, Inc., Class A	45,034	2,246,746
	Rush Enterprises, Inc., Class B	11,409	611,751
	Ryder System, Inc.	45,181	3,637,522
#*	Saia, Inc.	14,900	2,963,014
	Schneider National, Inc., Class B	60,240	1,339,738
	Science Applications International Corp.	28,065	3,040,562
	Sensata Technologies Holding PLC	52,970	2,129,924
*	Servotronics, Inc.	1,499	15,155
#*	Shoals Technologies Group, Inc., Class A	39,423	911,066
	Shyft Group, Inc.	38,885	893,577
*	SIFCO Industries, Inc.	4,888	13,491
	Simpson Manufacturing Co., Inc.	46,415	3,967,554
#*	SiteOne Landscape Supply, Inc.	10,251	1,187,783
*	SkyWest, Inc.	34,325	606,866
	Snap-on, Inc.	17,199	3,819,038
*	Southwest Airlines Co.	65,450	2,379,107
*	SP Plus Corp.	30,383	1,125,082
*	Spirit Airlines, Inc.	80,700	1,775,400
*	SPX Technologies, Inc.	43,739	2,879,776
	Standex International Corp.	13,043	1,291,909
	Stanley Black & Decker, Inc.	24,168	1,896,946
	Steelcase, Inc., Class A	54,147	420,722
*	Stericycle, Inc.	48,232	2,150,183
*	Sterling Infrastructure, Inc.	24,499	661,228
*	Sunrun, Inc.	150,841	3,395,431
*	Taylor Devices, Inc.	342	4,302
	Tecnoglass, Inc.	10,263	210,699
	Tennant Co.	18,358	1,069,354
	Terex Corp.	58,736	2,381,157
	Tetra Tech, Inc.	18,531	2,618,060
	Textainer Group Holdings Ltd.	54,230	1,622,562
	Textron, Inc.	48,981	3,352,260
*	Thermon Group Holdings, Inc.	18,643	331,100
	Timken Co.	79,996	5,702,915
*	Titan International, Inc.	80,234	1,200,301
*	Titan Machinery, Inc.	21,056	723,905
#	Toro Co.	19,647	2,071,383
*	TPI Composites, Inc.	25,937	258,333

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Trane Technologies PLC	10,333	$1,649,457
#*	Transcat, Inc.	7,856	650,163
	TransDigm Group, Inc.	3,542	2,039,342
	TransUnion	12,705	753,025
*	Trex Co., Inc.	18,744	901,399
*	TriNet Group, Inc.	28,219	1,833,671
	Trinity Industries, Inc.	101,146	2,885,695
	Triton International Ltd.	59,424	3,606,443
*	Triumph Group, Inc.	4,063	36,770
*	TrueBlue, Inc.	48,960	962,554
*	Tutor Perini Corp.	90,468	671,273
*	Twin Disc, Inc.	11,509	149,732
#*	U.S. Xpress Enterprises, Inc., Class A	3,644	8,491
	UFP Industries, Inc.	65,346	4,654,596
*	Ultralife Corp.	19,266	95,367
	UniFirst Corp.	17,486	3,217,599
	Union Pacific Corp.	27,524	5,426,081
*	United Airlines Holdings, Inc.	41,196	1,774,724
*	United Rentals, Inc.	16,006	5,053,254
*	Univar Solutions, Inc.	79,577	2,027,622
	Universal Logistics Holdings, Inc.	26,011	832,352
*	V2X, Inc.	12,884	528,115
	Valmont Industries, Inc.	13,308	4,248,180
	Verisk Analytics, Inc.	9,491	1,735,240
*	Veritiv Corp.	14,939	1,736,808
*	Viad Corp.	15,387	573,627
*	Vicor Corp.	10,138	484,292
*	Virco Mfg. Corp.	18,900	78,246
*	VirTra, Inc.	2,086	10,847
	VSE Corp.	8,785	406,658
	Wabash National Corp.	63,600	1,376,940
	Waste Management, Inc.	21,260	3,366,946
#	Watsco, Inc.	7,308	1,980,176
#»	Watsco, Inc., Class B	1,205	330,333
	Watts Water Technologies, Inc., Class A	25,609	3,748,133
	Werner Enterprises, Inc.	69,250	2,714,600
*	WESCO International, Inc.	50,302	6,930,107
	Westinghouse Air Brake Technologies Corp.	54,176	5,053,537
*	Willdan Group, Inc.	13,889	191,946
*	Willis Lease Finance Corp.	7,583	288,912
*	WillScot Mobile Mini Holdings Corp.	176,646	7,512,754
	Woodward, Inc.	29,442	2,699,831
	WW Grainger, Inc.	4,935	2,883,767
*	XPO Logistics, Inc.	23,874	1,235,241
	Xylem, Inc.	16,126	1,651,786
#*	Yellow Corp.	2,010	8,904
	Zurn Elkay Water Solutions Corp.	112,414	2,640,605

TOTAL INDUSTRIALS			721,341,406

INFORMATION TECHNOLOGY — (9.4%)
#*	3D Systems Corp.	46,051	406,630
	A10 Networks, Inc.	41,134	691,051
	Accenture PLC, Class A	10,298	2,923,602
*	ACI Worldwide, Inc.	105,442	2,565,404
	Adeia, Inc.	61,370	686,117
	ADTRAN Holdings, Inc.	64,641	1,451,837
	Advanced Energy Industries, Inc.	34,564	2,718,459
*	Advanced Micro Devices, Inc.	106,822	6,415,729
*	Agilysys, Inc.	22,325	1,432,595

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Airgain, Inc.	1,874	$13,605
*	Akamai Technologies, Inc.	17,530	1,548,425
*	Alarm.com Holdings, Inc.	13,875	816,405
*	Alithya Group, Inc., Class A	10,105	17,886
#*	Alkami Technology, Inc.	7,544	119,572
*	Alpha & Omega Semiconductor Ltd.	28,159	922,207
*	Altair Engineering, Inc., Class A	4,241	208,021
*	Ambarella, Inc.	16,716	914,867
	Amdocs Ltd.	33,830	2,919,867
	American Software, Inc., Class A	29,205	500,282
	Amkor Technology, Inc.	308,829	6,420,555
	Amphenol Corp., Class A	24,798	1,880,432
*	Amtech Systems, Inc.	11,930	109,995
	Analog Devices, Inc.	30,360	4,329,943
*	ANSYS, Inc.	7,175	1,586,823
*	Appfolio, Inc., Class A	3,102	388,898
	Applied Materials, Inc.	21,561	1,903,621
*	Arista Networks, Inc.	22,413	2,708,835
*	Arlo Technologies, Inc.	71,690	369,203
*	Arrow Electronics, Inc.	63,192	6,398,822
#*	Aspen Technology, Inc.	5,221	1,260,610
*	AstroNova, Inc.	7,311	86,635
*	Asure Software, Inc.	3,173	20,942
	Autoscope Technologies Corp.	136	579
*	Aviat Networks, Inc.	11,588	378,464
#*	Avid Technology, Inc.	14,234	391,293
	Avnet, Inc.	82,723	3,324,637
*	Aware, Inc.	18,258	29,578
*	Axcelis Technologies, Inc.	29,321	1,700,618
*	AXT, Inc.	56,792	257,836
	Badger Meter, Inc.	19,606	2,205,283
#	Bel Fuse, Inc., Class A	2,276	68,212
	Bel Fuse, Inc., Class B	9,131	295,936
	Belden, Inc.	28,935	2,014,744
	Benchmark Electronics, Inc.	31,438	892,525
#*	Benefitfocus, Inc.	6,600	46,530
#*	Bill.Com Holdings, Inc.	1,158	154,431
	BK Technologies Corp.	7,687	20,217
*	Black Knight, Inc.	20,752	1,254,873
*	Blackbaud, Inc.	17,415	952,600
#*	BM Technologies, Inc.	3,884	29,480
*	Box, Inc., Class A	31,556	916,702
*	Brightcove, Inc.	2,493	16,703
	Broadcom, Inc.	2,409	1,132,519
	Broadridge Financial Solutions, Inc.	14,240	2,136,854
*	CalAmp Corp.	24,744	94,027
*	Calix, Inc.	47,347	3,486,633
*	Cambium Networks Corp.	800	15,480
*	Cantaloupe, Inc.	7,057	23,641
	Cass Information Systems, Inc.	11,182	478,366
	CDW Corp.	10,144	1,752,985
*	Cerence, Inc.	23,539	404,871
*	Ceridian HCM Holding, Inc.	32,007	2,118,543
*	CEVA, Inc.	15,224	421,096
*	ChannelAdvisor Corp.	3,913	90,156
*	Ciena Corp.	94,198	4,512,084
#*	Cirrus Logic, Inc.	50,742	3,405,803
	Cisco Systems, Inc.	174,127	7,910,590
#*	Clearfield, Inc.	11,060	1,343,458

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Climb Global Solutions, Inc.	4,672	$146,748
*	Coda Octopus Group, Inc.	423	2,716
	Cognex Corp.	10,076	465,813
	Cognizant Technology Solutions Corp., Class A	27,803	1,730,737
*	Cognyte Software Ltd.	48,140	130,941
*	Coherent Corp.	27,690	930,661
*	Cohu, Inc.	54,502	1,794,206
*	CommScope Holding Co., Inc.	51,109	676,683
*	CommVault Systems, Inc.	14,829	902,938
*	Computer Task Group, Inc.	17,123	130,991
	Comtech Telecommunications Corp.	51,863	573,086
	Concentrix Corp.	40,401	4,938,214
*	Conduent, Inc.	88,651	365,242
#*	Confluent, Inc., Class A	138	3,709
*	Consensus Cloud Solutions, Inc.	10,746	603,280
*	CoreCard Corp.	1,025	25,113
	Corning, Inc.	109,229	3,513,897
*	CPI Card Group, Inc.	706	13,901
*	CPS Technologies Corp.	3,306	9,951
	Crexendo, Inc.	4,326	11,118
	CSG Systems International, Inc.	32,459	2,099,124
	CSP, Inc.	2,269	16,768
	CTS Corp.	32,535	1,285,783
*	CVD Equipment Corp.	5,741	36,513
*	CyberOptics Corp.	4,262	230,020
*	Daktronics, Inc.	87,962	300,830
*	Data I/O Corp.	3,111	12,351
*	Digi International, Inc.	29,420	1,186,509
*	Diodes, Inc.	42,123	3,018,955
	Dolby Laboratories, Inc., Class A	28,306	1,891,973
#*	DoubleVerify Holdings, Inc.	2,133	62,348
*	Dropbox, Inc., Class A	32,653	710,203
*	Duck Creek Technologies, Inc.	45,109	538,601
*	DXC Technology Co.	160,142	4,604,082
*	Dynatrace, Inc.	5,949	209,643
*	DZS, Inc.	15,843	251,745
#	Ebix, Inc.	32,434	641,869
*	Edgio, Inc.	111,420	299,720
*	eGain Corp.	25,600	206,080
*	Elastic NV	1,826	116,773
*	EMCORE Corp.	28,502	43,608
*	Enphase Energy, Inc.	6,057	1,859,499
	Entegris, Inc.	21,376	1,695,972
*	Envestnet, Inc.	18,013	888,221
*	EPAM Systems, Inc.	4,374	1,530,900
*	ePlus, Inc.	23,210	1,130,791
*	Euronet Worldwide, Inc.	16,823	1,413,300
#*	Everspin Technologies, Inc.	1,444	8,707
	EVERTEC, Inc.	36,485	1,306,528
*	Evo Payments, Inc., Class A	17,900	603,051
*	ExlService Holdings, Inc.	26,413	4,803,204
*	Extreme Networks, Inc.	51,584	925,417
*	F5, Inc.	12,726	1,818,673
*	Fabrinet	34,607	3,959,041
*	Fair Isaac Corp.	3,221	1,542,344
*	FARO Technologies, Inc.	13,854	404,675
#*	Fastly, Inc., Class A	30,207	256,457
	Fidelity National Information Services, Inc.	40,739	3,380,930
*	First Solar, Inc.	83,806	12,199,639

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Fiserv, Inc.	23,826	$2,447,883
*	FleetCor Technologies, Inc.	8,593	1,599,329
*	Flex Ltd.	337,264	6,603,629
*	Flywire Corp.	9,275	203,586
*	FormFactor, Inc.	71,695	1,448,956
*	Franklin Wireless Corp.	2,642	9,168
*	Frequency Electronics, Inc.	8,185	42,153
*	Gartner, Inc.	6,468	1,952,819
#*	Genasys, Inc.	5,386	15,350
	Genpact Ltd.	71,848	3,484,628
	Global Payments, Inc.	40,938	4,677,576
#*	Globant SA	5,573	1,051,514
*	Grid Dynamics Holdings, Inc.	7,988	108,717
*	GSI Technology, Inc.	26,474	49,506
*	Guidewire Software, Inc.	19,676	1,168,951
	Hackett Group, Inc.	40,314	880,458
*	Harmonic, Inc.	97,724	1,509,836
	Hewlett Packard Enterprise Co.	375,365	5,356,459
	HP, Inc.	82,578	2,280,804
*	HubSpot, Inc.	884	262,159
*	I3 Verticals, Inc., Class A	4,584	99,748
#*	IBEX Holdings Ltd.	801	15,403
*	Ichor Holdings Ltd.	23,098	587,613
*	Identiv, Inc.	2,416	29,113
#*	Immersion Corp.	8,488	45,326
#*	Infinera Corp.	18,719	105,014
	Information Services Group, Inc.	22,614	122,794
*	Innodata, Inc.	20,391	67,494
#*	Insight Enterprises, Inc.	29,949	2,830,480
	Intel Corp.	359,241	10,213,222
#	InterDigital, Inc.	38,244	1,907,228
	International Business Machines Corp.	53,465	7,393,675
*	International Money Express, Inc.	6,409	173,235
*	inTEST Corp.	8,305	67,271
#*	Intevac, Inc.	5,171	23,114
	Intuit, Inc.	2,073	886,207
*	IPG Photonics Corp.	28,255	2,420,323
#*	Issuer Direct Corp.	427	9,023
*	Iteris, Inc.	13,000	39,000
*	Itron, Inc.	46,439	2,270,403
	Jabil, Inc.	133,106	8,552,060
	Jack Henry & Associates, Inc.	15,914	3,167,841
	Juniper Networks, Inc.	151,640	4,640,184
*	Key Tronic Corp.	10,062	44,072
*	Keysight Technologies, Inc.	20,470	3,564,850
*	Kimball Electronics, Inc.	21,065	435,414
	KLA Corp.	2,031	642,710
*	Knowles Corp.	183,551	2,523,826
#	Kulicke & Soffa Industries, Inc.	59,739	2,505,454
*	KVH Industries, Inc.	24,199	259,655
*	Kyndryl Holdings, Inc.	89,401	864,508
	Lam Research Corp.	785	317,752
*	Lantronix, Inc.	2,452	12,383
*	Lattice Semiconductor Corp.	13,421	651,053
*	LGL Group, Inc.	2,275	11,853
	Littelfuse, Inc.	11,638	2,563,269
*	LiveRamp Holdings, Inc.	53,705	986,024
#*	Lumentum Holdings, Inc.	34,088	2,537,852
*	Luna Innovations, Inc.	15,206	78,919

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	MACOM Technology Solutions Holdings, Inc., Class H	25,256	$1,461,565
*	Magnachip Semiconductor Corp.	17,121	170,354
*	Manhattan Associates, Inc.	9,196	1,118,877
#*	Marqeta, Inc., Class A	86,063	678,176
	Marvell Technology, Inc.	50,922	2,020,585
#	Maximus, Inc.	25,230	1,555,934
*	MaxLinear, Inc.	44,393	1,370,856
*	MeridianLink, Inc.	1,870	33,660
	Methode Electronics, Inc.	34,926	1,439,999
	Microchip Technology, Inc.	24,136	1,490,157
	Micron Technology, Inc.	133,994	7,249,075
	Microsoft Corp.	13,572	3,150,468
#*	Mitek Systems, Inc.	11,273	127,498
	MKS Instruments, Inc.	27,718	2,277,034
#*	Model N, Inc.	8,423	320,074
*	MoneyGram International, Inc.	33,326	352,922
	Monolithic Power Systems, Inc.	3,143	1,066,891
	Motorola Solutions, Inc.	7,759	1,937,500
	M-Tron Industries, Inc.	1,137	11,711
#*	N-Able, Inc.	33,899	367,126
*	Napco Security Technologies, Inc.	36,440	1,035,625
	National Instruments Corp.	37,332	1,425,336
*	NCR Corp.	70,738	1,503,890
*	Neonode, Inc.	2,085	7,610
	NetApp, Inc.	7,400	512,598
*	NETGEAR, Inc.	26,375	518,269
*	NetScout Systems, Inc.	62,760	2,254,339
*	NetSol Technologies, Inc.	4,255	13,063
	Network-1 Technologies, Inc.	6,962	16,848
*	nLight, Inc.	12,211	131,512
*	Nortech Systems, Inc.	1,040	10,390
	NortonLifeLock, Inc.	46,058	1,037,687
*	Novanta, Inc.	17,573	2,484,822
	NVE Corp.	3,647	226,150
	NXP Semiconductors NV	3,694	539,620
*	Okta, Inc.	1,162	65,211
#*	Olo, Inc., Class A	90,423	796,627
*	ON Semiconductor Corp.	77,943	4,788,038
*	ON24, Inc.	9,973	81,180
*	One Stop Systems, Inc.	2,647	8,523
*	OneSpan, Inc.	72,302	794,599
*	Onto Innovation, Inc.	49,456	3,305,639
*	Optical Cable Corp.	6,626	23,655
*	OSI Systems, Inc.	15,073	1,238,699
#*	Palantir Technologies, Inc., Class A	15,291	134,408
#*	PAR Technology Corp.	4,582	131,870
*	Paya Holdings, Inc.	7,183	57,751
	Paychex, Inc.	200	23,662
*	Paycom Software, Inc.	2,951	1,021,046
*	Paylocity Holding Corp.	4,147	961,233
*	Paymentus Holdings, Inc., Class A	2,078	21,611
*	PayPal Holdings, Inc.	10,461	874,330
	PC Connection, Inc.	30,727	1,632,833
	PC-Tel, Inc.	16,219	75,418
*	PDF Solutions, Inc.	39,463	930,538
*	Perficient, Inc.	25,917	1,735,661
*	PFSweb, Inc.	15,667	149,933
*	Photronics, Inc.	89,745	1,455,664
*	Plexus Corp.	28,992	2,852,813

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Power Integrations, Inc.	44,136	$2,944,313
*	Powerfleet, Inc.	2,020	5,353
#*	PowerSchool Holdings, Inc., Class A	8,885	177,700
#*	Procore Technologies, Inc.	6,394	349,496
	Progress Software Corp.	40,738	2,078,860
*	PTC, Inc.	8,262	973,511
*	Pure Storage, Inc., Class A	35,471	1,094,635
*	Qorvo, Inc.	30,455	2,621,566
*	Qualys, Inc.	13,938	1,987,001
#*	Rackspace Technology, Inc.	4,857	25,014
*	Rambus, Inc.	105,706	3,188,093
*	RF Industries Ltd.	7,730	41,819
*	Ribbon Communications, Inc.	77,574	205,571
	Richardson Electronics Ltd.	12,056	290,429
*	Rimini Street, Inc.	4,654	26,109
*	Rogers Corp.	15,355	3,613,492
	Roper Technologies, Inc.	4,888	2,026,272
*	Salesforce, Inc.	18,769	3,051,652
*	Sanmina Corp.	55,177	3,092,671
	Sapiens International Corp. NV	17,236	339,032
*	ScanSource, Inc.	50,523	1,565,203
#	Seagate Technology Holdings PLC	19,339	960,375
#*	SecureWorks Corp., Class A	6,051	49,497
*	Semtech Corp.	35,522	983,604
#*	Shift4 Payments, Inc., Class A	3,336	153,356
#*	Silicon Laboratories, Inc.	16,179	1,859,291
	Skyworks Solutions, Inc.	22,219	1,911,056
#*	SMART Global Holdings, Inc.	44,736	605,278
*	Socket Mobile, Inc.	3,342	6,483
*	SolarEdge Technologies, Inc.	2,609	600,148
*	SolarWinds Corp.	111,689	1,042,058
#*	Sono-Tek Corp.	1,661	11,843
*	SPS Commerce, Inc.	8,975	1,135,517
#*	Squarespace, Inc., Class A	8,708	193,405
	SS&C Technologies Holdings, Inc.	30,416	1,563,991
*	StarTek, Inc.	58,297	213,950
*	Stratasys Ltd.	134,306	1,943,408
*	Sumo Logic, Inc.	25,862	199,396
*	Super Micro Computer, Inc.	40,553	2,822,083
	Switch, Inc., Class A	22,449	764,388
*	Synaptics, Inc.	17,623	1,561,398
*	Synopsys, Inc.	5,946	1,739,502
	TD SYNNEX Corp.	51,134	4,679,272
	TE Connectivity Ltd.	21,510	2,629,167
*	Teledyne Technologies, Inc.	5,520	2,196,850
*	Telos Corp.	11,142	118,105
*	Teradata Corp.	40,315	1,273,551
	Teradyne, Inc.	19,994	1,626,512
*	TESSCO Technologies, Inc.	8,501	40,635
*	Trade Desk, Inc., Class A	8,822	469,683
#*	TransAct Technologies, Inc.	8,099	32,882
*	Trimble, Inc.	20,017	1,204,223
	TTEC Holdings, Inc.	42,582	1,893,622
*	TTM Technologies, Inc.	92,807	1,420,875
#*	Tucows, Inc., Class A	1,590	71,471
#*	Twilio, Inc., Class A	1,622	120,628
*	Tyler Technologies, Inc.	2,256	729,432
*	Ultra Clean Holdings, Inc.	33,177	1,032,136
*	Unisys Corp.	31,053	263,951

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Universal Display Corp.	12,895	$1,227,862
#*	Veeco Instruments, Inc.	31,011	565,331
*	Verint Systems, Inc.	46,840	1,659,541
*	VeriSign, Inc.	7,426	1,488,616
#*	Verra Mobility Corp.	98,841	1,687,216
#*	Vertex, Inc., Class A	2,937	52,925
#*	Viant Technology, Inc., Class A	2,723	12,417
*	Viasat, Inc.	38,124	1,561,559
*	Viavi Solutions, Inc.	194,528	2,937,373
	Vishay Intertechnology, Inc.	131,816	2,756,273
*	Vishay Precision Group, Inc.	12,986	438,277
	VMware, Inc., Class A	943	106,116
	Vontier Corp.	59,654	1,139,391
*	Western Digital Corp.	141,282	4,855,862
	Western Union Co.	14,373	194,179
*	WEX, Inc.	8,860	1,454,280
#*	Wolfspeed, Inc.	19,971	1,572,716
	Xerox Holdings Corp.	156,816	2,294,218
	Xperi, Inc.	24,548	342,936
*	Zebra Technologies Corp., Class A	5,373	1,521,741
*	Zendesk, Inc.	1,720	131,907
*	Zoom Video Communications, Inc., Class A	16,315	1,361,324

TOTAL INFORMATION TECHNOLOGY			434,557,897

MATERIALS — (7.2%)
*	Advanced Emissions Solutions, Inc.	2,300	6,601
	AdvanSix, Inc.	26,885	978,076
	Air Products & Chemicals, Inc.	8,130	2,035,752
	Albemarle Corp.	10,037	2,809,055
	Alcoa Corp.	128,363	5,010,008
	Alpha Metallurgical Resources, Inc.	9,144	1,543,964
	Amcor PLC	209,218	2,422,744
*	American Biltrite, Inc.	22	3,300
	American Vanguard Corp.	44,049	1,025,020
#*	Ampco-Pittsburgh Corp.	5,007	15,271
	AptarGroup, Inc.	31,038	3,077,418
*	Arconic Corp.	51,533	1,069,825
*	Ascent Industries Co.	9,589	139,520
	Ashland, Inc.	46,949	4,925,889
#*	Aspen Aerogels, Inc.	5,944	75,370
*	ATI, Inc.	98,400	2,928,384
	Avery Dennison Corp.	13,122	2,224,835
	Avient Corp.	83,288	2,872,603
*	Axalta Coating Systems Ltd.	68,159	1,589,468
	Balchem Corp.	25,088	3,507,302
	Ball Corp.	25,400	1,254,506
*	Berry Global Group, Inc.	61,972	2,932,515
	Cabot Corp.	47,034	3,456,058
	Caledonia Mining Corp. PLC	1,210	13,177
	Carpenter Technology Corp.	40,717	1,522,816
	Celanese Corp.	20,196	1,941,240
*	Century Aluminum Co.	66,918	482,479
	CF Industries Holdings, Inc.	57,803	6,142,147
	Chase Corp.	8,009	754,528
	Chemours Co.	97,444	2,789,822
*	Clearwater Paper Corp.	14,190	631,171
#*	Cleveland-Cliffs, Inc.	289,487	3,760,436
#*	Coeur Mining, Inc.	277,000	1,047,060
	Commercial Metals Co.	98,249	4,470,329

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Compass Minerals International, Inc.	37,647	$1,488,562
*	Core Molding Technologies, Inc.	11,901	117,939
	Corteva, Inc.	201,895	13,191,819
	Crown Holdings, Inc.	25,923	1,778,059
	Dow, Inc.	316,807	14,807,559
	DuPont de Nemours, Inc.	62,654	3,583,809
	Eagle Materials, Inc.	26,397	3,228,617
	Eastman Chemical Co.	108,782	8,355,545
	Ecolab, Inc.	9,334	1,466,091
*	Ecovyst, Inc.	20,969	208,642
	Element Solutions, Inc.	246,475	4,239,370
*	Ferroglobe PLC	62,288	363,139
*	Flexible Solutions International, Inc.	2,593	8,324
	FMC Corp.	19,213	2,284,426
	Fortitude Gold Corp.	17,074	95,614
	Freeport-McMoRan, Inc.	127,751	4,048,429
	Friedman Industries, Inc.	9,833	94,397
	FutureFuel Corp.	58,300	398,772
	Glatfelter Corp.	78,583	222,390
	Graphic Packaging Holding Co.	252,443	5,796,091
	Greif, Inc., Class A	30,282	2,004,971
	Greif, Inc., Class B	9,363	662,994
	Hawkins, Inc.	19,412	874,122
#	Haynes International, Inc.	10,664	521,576
	HB Fuller Co.	44,273	3,086,271
	Hecla Mining Co.	538,529	2,461,078
	Huntsman Corp.	201,971	5,404,744
*	Ingevity Corp.	19,251	1,295,015
	Innospec, Inc.	23,208	2,320,568
	International Flavors & Fragrances, Inc.	36,778	3,589,901
	International Paper Co.	72,968	2,452,454
*	Intrepid Potash, Inc.	9,378	424,355
	Kaiser Aluminum Corp.	20,040	1,619,032
	Koppers Holdings, Inc.	18,894	471,594
	Kronos Worldwide, Inc.	24,261	230,480
	Linde PLC	28,454	8,460,797
#*	Livent Corp.	51,804	1,635,452
#	Louisiana-Pacific Corp.	65,945	3,735,784
*	LSB Industries, Inc.	23,195	408,928
	LyondellBasell Industries NV, Class A	148,186	11,328,820
	Martin Marietta Materials, Inc.	6,388	2,146,240
	Materion Corp.	19,349	1,658,403
	Mativ Holdings, Inc.	53,502	1,270,137
	Mercer International, Inc.	55,417	743,696
	Minerals Technologies, Inc.	28,868	1,588,029
	Mosaic Co.	145,688	7,830,730
#*	MP Materials Corp.	4,747	142,600
	Myers Industries, Inc.	42,892	870,279
	NewMarket Corp.	3,889	1,183,578
	Newmont Corp.	272,674	11,539,564
	Northern Technologies International Corp.	7,510	104,014
#	Nucor Corp.	188,942	24,823,200
*	O-I Glass, Inc.	78,570	1,281,477
	Olin Corp.	136,215	7,212,584
	Olympic Steel, Inc.	12,040	327,608
	Orion Engineered Carbons SA	16,656	265,830
	Packaging Corp. of America	21,503	2,584,876
	PPG Industries, Inc.	17,778	2,029,892
#	Quaker Chemical Corp.	5,410	879,882

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
#	Ramaco Resources, Inc.	24,731	$279,213
*	Rayonier Advanced Materials, Inc.	105,806	481,417
	Reliance Steel & Aluminum Co.	62,227	12,537,496
*	Resolute Forest Products, Inc.	66,341	1,380,556
	Royal Gold, Inc.	9,767	927,474
	RPM International, Inc.	22,467	2,124,704
	Ryerson Holding Corp.	33,811	1,134,359
	Schnitzer Steel Industries, Inc., Class A	26,040	702,820
#	Scotts Miracle-Gro Co.	10,869	498,996
	Sealed Air Corp.	20,895	995,020
	Sensient Technologies Corp.	31,409	2,244,487
	Silgan Holdings, Inc.	40,498	1,917,985
	Sonoco Products Co.	56,204	3,489,144
#	Southern Copper Corp.	4,558	214,089
	Steel Dynamics, Inc.	170,812	16,064,869
	Stepan Co.	21,974	2,294,965
*	Summit Materials, Inc., Class A	99,144	2,612,444
	SunCoke Energy, Inc.	42,144	305,965
	Sylvamo Corp.	6,633	319,512
*	TimkenSteel Corp.	46,624	813,123
	Tredegar Corp.	58,826	640,615
	TriMas Corp.	44,003	1,005,469
#	Trinseo PLC	69,873	1,315,010
	Tronox Holdings PLC, Class A	80,378	964,536
*	U.S. Gold Corp.	2,664	9,830
	U.S. Steel Corp.	121,246	2,468,569
	United States Lime & Minerals, Inc.	6,942	875,733
*	Universal Stainless & Alloy Products, Inc.	7,785	57,220
	Valvoline, Inc.	31,325	919,702
	Vulcan Materials Co.	15,682	2,567,143
	Warrior Met Coal, Inc.	42,685	1,585,321
	Westlake Corp.	72,184	6,976,584
	WestRock Co.	106,901	3,641,048
	Worthington Industries, Inc.	39,194	1,864,067

TOTAL MATERIALS			332,937,323

REAL ESTATE — (0.5%)
*	AMREP Corp.	6,528	78,989
*	Anywhere Real Estate, Inc.	232,065	1,724,243
*	CBRE Group, Inc., Class A	40,033	2,839,941
*	CKX Lands, Inc.	465	4,994
#*	Compass, Inc., Class A	12,071	31,867
*	Comstock Holding Cos., Inc.	167	653
#*	Cushman & Wakefield PLC	83,620	965,811
	Douglas Elliman, Inc.	21,039	97,200
*	Forestar Group, Inc.	13,020	150,772
*	FRP Holdings, Inc.	9,320	565,072
*	Howard Hughes Corp.	34,850	2,138,047
*	InterGroup Corp.	235	11,593
*	Jones Lang LaSalle, Inc.	36,319	5,777,990
	Kennedy-Wilson Holdings, Inc.	67,081	1,114,215
	Marcus & Millichap, Inc.	31,947	1,176,927
*	Maui Land & Pineapple Co., Inc.	1,380	11,730
	Newmark Group, Inc., Class A	126,541	1,036,371
*	Rafael Holdings, Inc., Class B	20,549	36,372
	RE/MAX Holdings, Inc., Class A	20,908	406,870
	RMR Group, Inc., Class A	9,755	266,994
	St. Joe Co.	54,167	1,924,553
	Stratus Properties, Inc.	8,335	246,383

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
*	Tejon Ranch Co.	27,414	$464,393
*	Zillow Group, Inc., Class A	4,894	151,371
#*	Zillow Group, Inc., Class C	40,401	1,246,775

TOTAL REAL ESTATE			22,470,126

UTILITIES — (1.1%)
	AES Corp.	54,711	1,431,240
	ALLETE, Inc.	9,015	507,274
	Alliant Energy Corp.	106	5,530
	American States Water Co.	11,069	1,001,302
	Artesian Resources Corp., Class A	5,487	286,860
	Atlantica Sustainable Infrastructure PLC	31,600	875,636
	Atmos Energy Corp.	12,134	1,292,878
	Avangrid, Inc.	9,028	367,259
	Avista Corp.	20,799	853,383
	Black Hills Corp.	8,173	534,269
	Brookfield Renewable Corp., Class A	18,351	569,432
	California Water Service Group	16,250	1,008,475
	CenterPoint Energy, Inc.	6,565	187,825
	Chesapeake Utilities Corp.	7,116	885,088
	Clearway Energy, Inc., Class A	3,852	124,535
	Clearway Energy, Inc., Class C	14,450	501,993
	CMS Energy Corp.	17,300	986,965
	Consolidated Water Co. Ltd.	12,933	237,450
	Essential Utilities, Inc.	18,470	816,743
	Evergy, Inc.	22,911	1,400,549
	Eversource Energy	15,733	1,200,113
	Genie Energy Ltd., Class B	22,891	223,645
	Global Water Resources, Inc.	1,359	17,341
	Hawaiian Electric Industries, Inc.	20,043	762,436
	IDACORP, Inc.	5,746	601,606
	MGE Energy, Inc.	14,329	975,662
	Middlesex Water Co.	7,465	667,894
	National Fuel Gas Co.	10,267	692,920
	New Jersey Resources Corp.	65,027	2,902,805
	NiSource, Inc.	31,603	811,881
	Northwest Natural Holding Co.	10,249	492,874
#	NorthWestern Corp.	14,061	742,843
#	NRG Energy, Inc.	141,392	6,277,805
	OGE Energy Corp.	16,299	597,032
	ONE Gas, Inc.	7,311	566,456
#	Ormat Technologies, Inc.	56,661	5,124,987
	Otter Tail Corp.	18,309	1,234,393
	Pinnacle West Capital Corp.	7,400	497,354
	PNM Resources, Inc.	20,489	952,124
#	Portland General Electric Co.	15,008	674,459
*	Pure Cycle Corp.	2,900	25,027
#	RGC Resources, Inc.	1,634	35,049
	SJW Group	12,053	851,906
	South Jersey Industries, Inc.	31,150	1,079,970
	Southwest Gas Holdings, Inc.	7,654	559,278
	Spire, Inc.	7,217	503,819
#*	Sunnova Energy International, Inc.	46,453	861,239
	UGI Corp.	26,511	936,634
	Unitil Corp.	8,110	427,478
#	Via Renewables, Inc.	2,524	17,643
	Vistra Corp.	192,849	4,429,741
	WEC Energy Group, Inc.	6,451	589,170

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
York Water Co.	7,798	$339,681

TOTAL UTILITIES		50,547,951

TOTAL COMMON STOCKS		4,379,612,127

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	14,980	331,508

CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc., 8.000%	4,810	231,938

INDUSTRIALS — (0.0%)
WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	29,437	794,799

TOTAL PREFERRED STOCKS		1,358,245

RIGHTS/WARRANTS — (0.0%)
INDUSTRIALS — (0.0%)
#†† Contra Communications, Inc.	2,485	10,984

TOTAL INVESTMENT SECURITIES (Cost $2,236,989,633)		4,380,981,356

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund 3.010%	37,532,662	37,532,662

SECURITIES LENDING COLLATERAL — (4.9%)
@§ The DFA Short Term Investment Fund	19,687,236	227,604,132

TOTAL INVESTMENTS — (100.0%) (Cost $2,502,230,004)		$4,646,118,150

As of October 31, 2022, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	181	12/16/22	$36,251,048	$35,141,150	$(1,109,898)

Total Futures Contracts			$36,251,048	$35,141,150	$(1,109,898)

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$223,080,276	$23,266	—	$223,103,542
Consumer Discretionary	437,633,283	24,728	$2,279	437,660,290
Consumer Staples	219,680,247	79,088	—	219,759,335
Energy	478,065,868	—	—	478,065,868
Financials	1,011,349,694	63,280	—	1,011,412,974

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Health Care	$446,330,154	—	$1,425,261		$447,755,415
Industrials	720,993,032	$348,374	—		721,341,406
Information Technology	434,557,897	—	—		434,557,897
Materials	332,937,323	—	—		332,937,323
Real Estate	22,470,126	—	—		22,470,126
Utilities	50,547,951	—	—		50,547,951
Preferred Stocks
Communication Services	331,508	—	—		331,508
Consumer Discretionary	231,938	—	—		231,938
Industrials	794,799	—	—		794,799
Rights/Warrants
Industrials	—	—	10,984		10,984
Temporary Cash Investments	37,532,662	—	—		37,532,662
Securities Lending Collateral	—	227,604,132	—		227,604,132
Futures Contracts**	(1,109,898)	—	—		(1,109,898)

TOTAL	$4,415,426,860	$228,142,868	$1,438,524	^	$4,645,008,252

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value†
COMMON STOCKS — (89.4%)
COMMUNICATION SERVICES — (2.4%)
*	Altice USA, Inc., Class A	367,756	$2,430,867
*	AMC Networks, Inc., Class A	32,762	737,473
*	Anterix, Inc.	70,160	2,690,636
	ATN International, Inc.	93,729	4,041,595
#*	Audacy, Inc., Class A	313,600	108,380
*	Ballantyne Strong, Inc.	109,208	274,112
*	Beasley Broadcast Group, Inc., Class A	68,349	71,766
#*	Boston Omaha Corp., Class A	97,420	2,715,095
#*	Bumble, Inc., Class A	323,281	8,211,337
#	Cable One, Inc.	1,581	1,358,759
#*	Cars.com, Inc.	462,995	6,426,371
#*	Cinemark Holdings, Inc.	577,581	6,128,134
	Cogent Communications Holdings, Inc.	358,675	18,834,024
#*	comScore, Inc.	265,801	321,619
*	Consolidated Communications Holdings, Inc.	549,851	2,842,730
#*	Cumulus Media, Inc., Class A	60,147	443,283
#*	Daily Journal Corp.	2,385	639,776
#	DallasNews Corp.	7,407	35,554
*	DHI Group, Inc.	280,799	1,797,114
#*	Dolphin Entertainment, Inc.	31,116	92,726
#*	EchoStar Corp., Class A	66,389	1,252,760
	Entravision Communications Corp., Class A	431,286	2,018,418
*	EverQuote, Inc., Class A	34,096	207,645
*	EW Scripps Co., Class A	483,281	6,857,757
*	Frontier Communications Parent, Inc.	56,369	1,320,162
*	Gaia, Inc.	18,271	42,754
#*	Gannett Co., Inc.	137,793	199,800
*	Gogo, Inc.	104,208	1,481,838
	Gray Television, Inc.	677,605	9,588,111
#	Gray Television, Inc., Class A	11,960	151,174
#*	Harte Hanks, Inc.	6,911	79,269
*	IDT Corp., Class B	249,385	6,498,973
#*	IMAX Corp.	276,674	3,522,060
*	Insignia Systems, Inc.	7,998	45,189
*	Iridium Communications, Inc.	696,920	35,912,288
	John Wiley & Sons, Inc., Class A	286,011	12,066,804
#*	Lee Enterprises, Inc.	21,419	406,533
*	Liberty Latin America Ltd., Class A	3,701	28,794
*	Liberty Latin America Ltd., Class C	263,556	2,053,101
#*	Liberty Media Corp.-Liberty Braves, Class A	55,654	1,774,806
*	Liberty Media Corp.-Liberty Braves, Class C	157,020	4,892,743
#*	Lions Gate Entertainment Corp., Class A	951,610	7,669,977
#*	Lions Gate Entertainment Corp., Class B	1,373,905	10,427,939
#*	Madison Square Garden Entertainment Corp.	11,015	540,065
#	Madison Square Garden Sports Corp.	26,217	4,105,844
*	Marchex, Inc., Class B	86,207	138,793
#	Marcus Corp.	123,076	1,851,063
	New York Times Co., Class A	313,989	9,093,121
#	Nexstar Media Group, Inc., Class A	267,672	45,852,214
#*	Ooma, Inc.	98,747	1,602,664
*»	Pegasus Cos., Inc.	34	2,040
*	Playtika Holding Corp.	151,593	1,432,554
#*	PubMatic, Inc., Class A	75,884	1,320,382
*	QuinStreet, Inc.	350,041	3,993,968
#*	Reading International, Inc., Class A	45,733	160,523

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*»	Reading International, Inc., Class B	2,710	$54,037
	Saga Communications, Inc., Class A	25,234	582,905
#*	Salem Media Group, Inc.	22,720	47,258
#	Scholastic Corp.	169,844	6,477,850
#*	Sciplay Corp., Class A	83,226	1,164,332
#	Shenandoah Telecommunications Co.	360,509	8,169,134
#	Shutterstock, Inc.	225,059	11,259,702
#	Sinclair Broadcast Group, Inc., Class A	242,204	4,313,653
#	Spok Holdings, Inc.	136,016	1,195,581
#*	TechTarget, Inc.	226,772	14,638,133
	TEGNA, Inc.	866,096	18,084,085
#	Telephone & Data Systems, Inc.	92,745	1,576,665
#*	Telesat Corp.	24,826	216,234
#*	Thryv Holdings, Inc.	179,318	3,668,846
*	Townsquare Media, Inc., Class A	120,143	908,281
#*	Travelzoo	64,725	337,217
#*	TripAdvisor, Inc.	408,261	9,643,125
*	TrueCar, Inc.	119,254	214,657
*	U.S. Cellular Corp.	151,469	4,721,289
#*	Urban One, Inc.	51,072	253,828
*	Urban One, Inc.	43,023	259,429
*	WideOpenWest, Inc.	223,273	3,061,073
#	World Wrestling Entertainment, Inc., Class A	111,389	8,787,478
*	Yelp, Inc.	356,646	13,698,773
*	Zedge, Inc., Class B	14,552	30,850
#*	Ziff Davis, Inc.	261,182	20,212,875

TOTAL COMMUNICATION SERVICES			372,370,767

CONSUMER DISCRETIONARY — (10.8%)
#	Cheesecake Factory, Inc.	270,461	9,685,208
#*	1-800-Flowers.com, Inc., Class A	268,526	1,957,555
#*	2U, Inc.	15,810	97,864
	Aaron’s Co., Inc.	322,045	3,355,709
*	Abercrombie & Fitch Co., Class A	240,278	4,224,087
#	Academy Sports & Outdoors, Inc.	400,498	17,633,927
#	Acushnet Holdings Corp.	164,869	7,677,949
#*	Adient PLC	550,264	19,248,235
	ADT, Inc.	162,301	1,373,066
#*	Adtalem Global Education, Inc.	337,721	14,082,966
	AMCON Distributing Co.	3,270	611,490
*	American Axle & Manufacturing Holdings, Inc.	586,278	5,681,034
#	American Eagle Outfitters, Inc.	988,743	11,232,120
*	American Outdoor Brands, Inc.	133,307	1,189,098
*	American Public Education, Inc.	16,790	215,080
#*	America’s Car-Mart, Inc.	64,209	4,389,327
#*	AMMO, Inc.	7,380	23,985
	Ark Restaurants Corp.	18,777	387,933
	Arko Corp.	66,502	681,645
#*	Asbury Automotive Group, Inc.	163,432	25,781,398
	Autoliv, Inc.	51,752	4,158,273
#*	AutoNation, Inc.	209,066	22,225,806
#*	Barnes & Noble Education, Inc.	203,508	567,787
	Bassett Furniture Industries, Inc.	113,835	2,069,520
*	Beazer Homes USA, Inc.	34,249	387,356
#	Big 5 Sporting Goods Corp.	144,363	1,860,839
#	Big Lots, Inc.	55,683	1,050,738
*	Biglari Holdings, Inc., Class A	235	156,275
*	Biglari Holdings, Inc., Class B	11,383	1,570,285
#*	BJ’s Restaurants, Inc.	139,906	4,595,912

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Bloomin’ Brands, Inc.	637,396	$15,303,878
	Bluegreen Vacations Holding Corp.	66,009	1,142,616
*	Boot Barn Holdings, Inc.	226,612	12,871,562
#*	Brinker International, Inc.	265,481	8,864,411
	Brunswick Corp.	188,121	13,294,511
#	Buckle, Inc.	237,280	9,332,222
	Build-A-Bear Workshop, Inc.	136,061	2,393,313
#	Caleres, Inc.	272,029	7,434,553
	Camping World Holdings, Inc., Class A	50,184	1,396,621
*	Capri Holdings Ltd.	52,582	2,401,946
#*	CarParts.com, Inc.	88,245	412,987
	Carriage Services, Inc.	154,515	3,771,711
*	Carrols Restaurant Group, Inc.	115,778	202,611
#	Carter’s, Inc.	207,367	14,073,998
#	Cato Corp., Class A	79,794	950,347
*	Cavco Industries, Inc.	65,557	14,859,805
*	Century Casinos, Inc.	34,494	274,227
	Century Communities, Inc.	257,197	11,447,838
*	Charles & Colvard Ltd.	33,687	33,687
*	Chegg, Inc.	366,889	7,913,796
#*	Chico’s FAS, Inc.	628,475	3,695,433
#*	Children’s Place, Inc.	107,238	4,340,994
#	Choice Hotels International, Inc.	161,830	21,012,007
#*	Chuy’s Holdings, Inc.	132,896	3,893,853
#*	Citi Trends, Inc.	104,669	2,366,566
#	Columbia Sportswear Co.	124,925	9,306,912
#*	Conn’s, Inc.	95,298	782,397
*	Container Store Group, Inc.	55,984	303,993
»††	Contra Zagg, Inc.	343,229	30,891
#*	Cooper-Standard Holdings, Inc.	74,035	703,332
*	Coursera, Inc.	9,582	123,512
#	Cracker Barrel Old Country Store, Inc.	88,253	10,080,258
	Crown Crafts, Inc.	7,793	45,044
#	Culp, Inc.	51,552	258,791
	Dana, Inc.	1,094,814	17,473,231
#*	Dave & Buster’s Entertainment, Inc.	248,806	9,914,919
*	Delta Apparel, Inc.	34,544	521,960
#*	Denny’s Corp.	334,433	3,789,126
#	Designer Brands, Inc., Class A	313,295	4,771,483
#*	Destination XL Group, Inc.	320,800	2,142,944
#	Dillard’s, Inc., Class A	32,376	10,644,905
#	Dine Brands Global, Inc.	45,377	3,271,228
*	Dixie Group, Inc.	27,325	30,058
#*	Dorman Products, Inc.	231,229	18,872,911
#*	Duluth Holdings, Inc., Class B	11,040	96,048
	Educational Development Corp.	43,671	109,177
#	El Pollo Loco Holdings, Inc.	273,615	2,747,095
#*	Envela Corp.	4,532	23,793
	Escalade, Inc.	59,535	646,550
#	Ethan Allen Interiors, Inc.	183,841	4,704,491
#	European Wax Center, Inc., Class A	35,228	506,579
*	Everi Holdings, Inc.	160,881	3,053,521
*	Fiesta Restaurant Group, Inc.	108,219	749,958
	Flanigan’s Enterprises, Inc.	10,335	284,006
#	Flexsteel Industries, Inc.	43,343	666,182
#	Foot Locker, Inc.	152,373	4,830,224
#*	Fossil Group, Inc.	81,657	347,042
*	Fox Factory Holding Corp.	272,732	23,959,506
#	Franchise Group, Inc.	72,328	2,195,155

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	frontdoor, Inc.	141,317	$3,117,453
*	Full House Resorts, Inc.	25,376	177,886
#*	Funko, Inc., Class A	193,001	3,985,471
#	Gap, Inc.	169,726	1,912,812
*	Garrett Motion, Inc.	76,430	507,495
#*	Genesco, Inc.	133,262	6,268,644
	Gentex Corp.	56,938	1,508,288
#*	Gentherm, Inc.	250,646	14,642,739
#*	G-III Apparel Group Ltd.	244,878	4,775,121
*	Goodyear Tire & Rubber Co.	835,706	10,613,466
#*	GoPro, Inc., Class A	407,809	2,222,559
	Graham Holdings Co., Class B	30,306	18,907,004
*	Grand Canyon Education, Inc.	92,722	9,330,615
*	Green Brick Partners, Inc.	104,930	2,427,031
#	Group 1 Automotive, Inc.	131,156	22,689,988
	Guess?, Inc.	398,533	6,767,090
	H&R Block, Inc.	549,934	22,629,784
	Hamilton Beach Brands Holding Co., Class A	69,086	813,833
#	Hanesbrands, Inc.	207,912	1,417,960
	Harley-Davidson, Inc.	506,377	21,774,211
#	Haverty Furniture Cos., Inc.	84,839	2,255,021
#	Haverty Furniture Cos., Inc., Class A	3,785	102,346
#*	Helen of Troy Ltd.	181,843	17,205,985
#	Hibbett, Inc.	119,311	7,447,393
*	Hilton Grand Vacations, Inc.	45,500	1,785,420
#	Hooker Furnishings Corp.	59,168	893,437
*	Horizon Global Corp.	28,526	18,257
#*	Hovnanian Enterprises, Inc., Class A	499	20,125
*	Inspired Entertainment, Inc.	66,409	680,028
	Installed Building Products, Inc.	212,162	18,245,932
#	International Game Technology PLC	334,217	6,701,051
*	iRobot Corp.	188,516	10,651,154
*	J Jill, Inc.	31,827	657,228
#	Jack in the Box, Inc.	159,867	14,105,065
#*	JAKKS Pacific, Inc.	2,347	42,575
	Johnson Outdoors, Inc., Class A	65,517	3,447,505
#	KB Home	670,318	19,318,565
#*	Kirkland’s, Inc.	4,700	17,813
#	Kohl’s Corp.	139,720	4,184,614
#	Kontoor Brands, Inc.	27,092	967,184
*	Koss Corp.	7,268	48,696
#*	Kura Sushi USA, Inc., Class A	21,501	1,699,224
#*	Lakeland Industries, Inc.	65,730	777,586
#*	Lands’ End, Inc.	225,635	2,364,655
	Laureate Education, Inc., Class A	691,926	8,745,945
*††	Lazare Kaplan International, Inc.	9,600	0
	La-Z-Boy, Inc.	314,252	7,784,022
#*	Lazydays Holdings, Inc.	21,101	262,285
#	LCI Industries	188,614	20,013,832
#*	Legacy Housing Corp.	27,572	511,736
#	Leggett & Platt, Inc.	280,193	9,456,514
#*	Leslie’s, Inc.	369,548	5,188,454
#	Levi Strauss & Co., Class A	35,837	536,122
#*	LGI Homes, Inc.	52,934	4,872,575
#	Lifetime Brands, Inc.	128,560	1,101,116
#*	Light & Wonder, Inc., Class A	284,894	15,993,949
#*	Lincoln Educational Services Corp.	107,182	594,860
#*	Liquidity Services, Inc.	359,711	6,179,835
	Lithia Motors, Inc.	8,414	1,667,234

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Live Ventures, Inc.	11,123	$268,064
#*	LL Flooring Holdings, Inc.	28,226	234,840
*	M/I Homes, Inc.	158,879	6,591,890
	Macy’s, Inc.	1,177,544	24,551,792
*	Malibu Boats, Inc., Class A	170,692	9,029,607
#	Marine Products Corp.	98,544	985,440
#*	MarineMax, Inc.	167,811	5,421,973
	Marriott Vacations Worldwide Corp.	219,590	32,446,618
#*	MasterCraft Boat Holdings, Inc.	133,246	2,899,433
*	Mattel, Inc.	281,138	5,330,376
#	MDC Holdings, Inc.	544,563	16,587,389
*	Meritage Homes Corp.	234,498	17,859,368
*	Modine Manufacturing Co.	265,728	4,761,846
*	Monarch Casino & Resort, Inc.	25,809	2,049,493
#	Monro, Inc.	219,309	10,472,005
#*	Motorcar Parts of America, Inc.	138,186	2,625,534
#	Movado Group, Inc.	120,830	3,995,848
#	Murphy USA, Inc.	187,244	58,890,110
	Nathan’s Famous, Inc.	56,325	3,675,206
#*	National Vision Holdings, Inc.	220,102	8,152,578
#*	Nautilus, Inc.	141,517	234,918
#*	Noodles & Co.	189,610	1,103,530
#	Nordstrom, Inc.	133,364	2,712,624
*	ODP Corp.	345,577	13,674,482
#*	Ollie’s Bargain Outlet Holdings, Inc.	134,748	7,545,888
#*	ONE Group Hospitality, Inc.	72,718	543,931
#*	OneSpaWorld Holdings Ltd.	351,115	3,184,613
#*	OneWater Marine, Inc., Class A	10,433	344,289
#	Oxford Industries, Inc.	121,670	12,377,489
#	Papa John’s International, Inc.	259,744	18,865,207
	Patrick Industries, Inc.	177,760	8,125,410
#*	Penn Entertainment, Inc.	82,063	2,716,285
#	Penske Automotive Group, Inc.	420,059	46,886,986
#*	Perdoceo Education Corp.	515,695	5,894,394
#	PetMed Express, Inc.	155,602	3,317,435
#*	Planet Fitness, Inc., Class A	207,460	13,584,481
*	Playa Hotels & Resorts NV	159,530	984,300
*	PlayAGS, Inc.	44,994	302,360
#	Polaris, Inc.	12,000	1,219,200
*	Poshmark, Inc., Class A	97,430	1,740,100
*	Potbelly Corp.	39,709	197,751
	PVH Corp.	40,747	2,091,136
	Qurate Retail, Inc., Class A	259,098	606,289
#	RCI Hospitality Holdings, Inc.	70,051	5,914,406
#	Red Rock Resorts, Inc., Class A	66,913	2,786,926
#	Rent-A-Center, Inc.	230,978	4,815,891
#*	RH	5,713	1,450,702
#	Rocky Brands, Inc.	80,540	1,585,430
#	Ruth’s Hospitality Group, Inc.	257,655	5,354,071
#*	Sally Beauty Holdings, Inc.	177,025	2,249,988
#*	SeaWorld Entertainment, Inc.	307,746	17,898,507
#*	Shake Shack, Inc., Class A	196,470	10,917,838
#	Shoe Carnival, Inc.	243,020	5,827,620
#	Signet Jewelers Ltd.	351,222	22,913,723
#*	Six Flags Entertainment Corp.	78,645	1,753,783
*	Skechers USA, Inc., Class A	445,237	15,329,510
*	Skyline Champion Corp.	252,454	14,695,347
#*	Sleep Number Corp.	175,126	4,857,995
#	Smith & Wesson Brands, Inc.	372,104	4,201,054

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Sonic Automotive, Inc., Class A	217,412	$10,164,011
#*	Sonos, Inc.	149,227	2,405,539
#*	Sportsman’s Warehouse Holdings, Inc.	314,201	2,821,525
	Standard Motor Products, Inc.	158,328	6,005,381
#	Steven Madden Ltd.	499,118	14,908,655
*	Stoneridge, Inc.	208,582	4,353,106
#	Strategic Education, Inc.	131,462	9,070,878
*	Strattec Security Corp.	22,991	597,766
#*	Stride, Inc.	327,113	10,961,557
#	Superior Group of Cos., Inc.	65,969	654,412
*	Superior Industries International, Inc.	9,498	43,501
#*	Taylor Morrison Home Corp.	898,345	23,662,407
	Tempur Sealy International, Inc.	467,639	12,574,813
#*	Tenneco, Inc., Class A	132,998	2,620,061
	Texas Roadhouse, Inc.	336,612	33,307,757
#	Thor Industries, Inc.	126,089	10,272,471
#	Tile Shop Holdings, Inc.	34,737	136,864
#	Tilly’s, Inc., Class A	79,189	701,615
#	Toll Brothers, Inc.	142,625	6,144,285
*	TopBuild Corp.	179,057	30,464,758
#*	Topgolf Callaway Brands Corp.	441,080	8,257,018
	Travel & Leisure Co.	413,463	15,703,325
#*	TravelCenters of America, Inc.	54,009	3,433,892
*	Tri Pointe Homes, Inc.	864,225	14,475,769
#*	Unifi, Inc.	131,390	1,198,277
*	Universal Electronics, Inc.	80,073	1,634,290
*	Universal Technical Institute, Inc.	63,841	440,503
#*	Urban Outfitters, Inc.	467,155	11,146,318
#*	Vera Bradley, Inc.	129,248	420,056
#*	Victoria’s Secret & Co.	106,280	3,996,128
#*	Vince Holding Corp.	10,854	87,917
#*	Vista Outdoor, Inc.	416,280	12,088,771
*	Visteon Corp.	167,302	21,827,892
#*	Vivint Smart Home, Inc.	2,489	19,041
*	VOXX International Corp.	278,969	2,580,463
	Wendy’s Co.	1,052,992	21,881,174
#	Weyco Group, Inc.	63,601	1,642,814
#	Wingstop, Inc.	74,442	11,790,868
	Winmark Corp.	38,275	9,631,521
#	Winnebago Industries, Inc.	246,194	14,695,320
	Wolverine World Wide, Inc.	587,677	10,066,907
#*	Workhorse Group, Inc.	44,985	121,459
	Wyndham Hotels & Resorts, Inc.	100,151	7,604,465
*	YETI Holdings, Inc.	54,502	1,748,424
#*	Zumiez, Inc.	161,935	3,632,202

TOTAL CONSUMER DISCRETIONARY			1,672,511,445

CONSUMER STAPLES — (3.9%)
	Alico, Inc.	55,777	1,707,892
	Andersons, Inc.	256,031	9,030,213
#	B&G Foods, Inc.	164,928	2,701,521
#*	BellRing Brands, Inc.	253,154	6,131,390
*	BJ’s Wholesale Club Holdings, Inc.	477,746	36,977,540
#*	Boston Beer Co., Inc. , Class A	29,601	11,049,757
#*	Bridgford Foods Corp.	23,356	278,404
	Calavo Growers, Inc.	96,122	3,324,860
#	Cal-Maine Foods, Inc.	293,265	16,572,405
#*	Celsius Holdings, Inc.	6,646	605,318
*	Central Garden & Pet Co.	86,191	3,557,103

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Central Garden & Pet Co., Class A	317,053	$12,409,454
#*	Chefs’ Warehouse, Inc.	279,139	10,224,862
#	Coca-Cola Consolidated, Inc.	54,568	26,575,162
#	Coffee Holding Co., Inc.	21,395	48,995
*	Coty, Inc., Class A	2,274,887	15,264,492
#*	Duckhorn Portfolio, Inc.	141,986	2,075,835
#	Edgewell Personal Care Co.	255,963	10,031,190
#*	elf Beauty, Inc.	277,556	12,007,073
#	Energizer Holdings, Inc.	213,124	6,157,152
#*	Farmer Bros Co.	62,507	375,042
#	Flowers Foods, Inc.	807,421	23,181,057
	Fresh Del Monte Produce, Inc.	366,969	9,570,551
#*	Fresh Market, Inc.	285,242	0
*	Grocery Outlet Holding Corp.	292,510	10,112,071
*	Herbalife Nutrition Ltd.	20,413	433,980
#*	Honest Co., Inc.	104,666	346,444
#*	Hostess Brands, Inc.	767,110	20,313,073
	Ingles Markets, Inc., Class A	121,419	11,458,311
	Ingredion, Inc.	158,469	14,122,757
#	Inter Parfums, Inc.	234,744	18,986,095
#	J&J Snack Foods Corp.	107,465	15,862,909
	John B. Sanfilippo & Son, Inc.	69,422	5,790,489
	Lancaster Colony Corp.	161,749	29,160,110
*	Landec Corp.	183,359	1,824,422
	Lifevantage Corp.	81,713	329,303
#*	Lifeway Foods, Inc.	3,939	23,043
#	Limoneira Co.	80,817	964,147
#	Medifast, Inc.	93,124	10,894,577
#	MGP Ingredients, Inc.	136,280	15,270,174
	National Beverage Corp.	224,184	10,630,805
*	Natural Alternatives International, Inc.	50,882	434,532
	Natural Grocers by Vitamin Cottage, Inc.	121,079	1,392,408
*	Nature’s Sunshine Products, Inc.	53,815	454,199
#	Nu Skin Enterprises, Inc., Class A	265,996	10,158,387
#	Oil-Dri Corp. of America	28,972	855,543
*	Performance Food Group Co.	217,815	11,335,093
*	Pilgrim’s Pride Corp.	312,398	7,200,774
*	Post Holdings, Inc.	123,911	11,204,033
	PriceSmart, Inc.	211,368	13,521,211
#	Reynolds Consumer Products, Inc.	147,688	4,510,391
*	Rocky Mountain Chocolate Factory, Inc.	16,642	110,170
	Seaboard Corp.	2,168	8,122,152
#*	Seneca Foods Corp., Class A	64,855	4,092,999
*»	Seneca Foods Corp., Class B	2,794	176,637
*	Simply Good Foods Co.	275,501	10,551,688
#	SpartanNash Co.	276,511	9,874,208
	Spectrum Brands Holdings, Inc.	27,275	1,258,468
#*	Sprouts Farmers Market, Inc.	630,481	18,599,189
#	Tootsie Roll Industries, Inc.	177,576	7,172,295
#*	TreeHouse Foods, Inc.	285,693	14,353,216
	Turning Point Brands, Inc.	88,081	2,075,188
*	U.S. Foods Holding Corp.	31,213	928,899
#*	United Natural Foods, Inc.	418,397	17,744,217
#	United-Guardian, Inc.	20,645	278,914
#	Universal Corp.	182,996	9,261,428
#*	USANA Health Sciences, Inc.	139,337	7,316,586
#	Vector Group Ltd.	727,626	7,727,388
#	Village Super Market, Inc., Class A	74,588	1,658,837
#*	Vital Farms, Inc.	125,817	1,665,817

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
#	WD-40 Co.	97,752	$15,655,960
#	Weis Markets, Inc.	202,298	18,949,254

TOTAL CONSUMER STAPLES			605,020,059

ENERGY — (5.6%)
	Adams Resources & Energy, Inc.	26,720	859,048
*	Alto Ingredients, Inc.	143,463	592,502
#*	Amplify Energy Corp.	112,787	1,115,463
#	Antero Midstream Corp.	1,663,081	17,711,813
#*	Antero Resources Corp.	897,635	32,907,299
	Arch Resources, Inc.	109,384	16,658,089
#	Archrock, Inc.	598,262	4,492,948
*	Ardmore Shipping Corp.	202,549	2,740,488
	Barnwell Industries, Inc.	49,095	158,086
*	Battalion Oil Corp.	8,566	112,472
#	Berry Corp.	327,556	2,905,422
#	Brigham Minerals, Inc., Class A	124,509	3,859,779
#*	Bristow Group, Inc.	123,301	3,691,632
	Cactus, Inc., Class A	306,533	15,853,887
#	California Resources Corp.	244,379	11,023,937
#*	Callon Petroleum Co.	34,582	1,520,225
#*	Centrus Energy Corp., Class A	53,934	2,551,618
#	ChampionX Corp.	692,967	19,832,716
#	Chord Energy Corp.	103,397	15,829,047
#	Civitas Resources, Inc.	198,281	13,861,825
#*	Clean Energy Fuels Corp.	1,593,523	10,692,539
#*	CNX Resources Corp.	1,474,957	24,794,027
#*	Comstock Resources, Inc.	841,570	15,804,685
#	CONSOL Energy, Inc.	181,381	11,430,631
#	Core Laboratories NV	34,796	677,130
	CVR Energy, Inc.	121,917	4,762,078
	Delek U.S. Holdings, Inc.	347,731	10,313,701
*	Denbury, Inc.	169,790	15,520,504
	DHT Holdings, Inc.	1,238,840	11,038,064
*	DMC Global, Inc.	93,237	2,017,649
#	Dorian LPG Ltd.	270,190	4,882,333
#*	Dril-Quip, Inc.	148,934	3,705,478
*	DTE Midstream LLC	169,660	10,128,702
#*	Earthstone Energy, Inc., Class A	247,126	3,993,556
#	Enerflex Ltd.	171,470	886,500
#	EnLink Midstream LLC	1,152,686	13,693,910
	Epsilon Energy Ltd.	114,411	797,445
#	Equitrans Midstream Corp.	849,718	7,154,626
	Evolution Petroleum Corp.	175,693	1,386,218
#*	Expro Group Holdings NV	29,994	567,786
#*	Forum Energy Technologies, Inc.	30,039	792,729
*	Geospace Technologies Corp.	27,264	110,147
#*	Gevo, Inc.	217,575	489,544
#*	Green Plains, Inc.	284,362	8,215,218
*	Gulf Island Fabrication, Inc.	113,867	539,730
#*	Gulfport Energy Corp.	14,931	1,336,474
#*	Hallador Energy Co.	173,918	1,354,821
#*	Helix Energy Solutions Group, Inc.	555,315	3,887,205
#	Helmerich & Payne, Inc.	281,928	13,958,255
#*	Houston American Energy Corp.	2,700	10,287
#*	Independence Contract Drilling, Inc.	43,770	188,649
#	International Seaways, Inc.	265,670	11,267,065
#	Kinetik Holdings, Inc., Class A	21,734	799,377
#*	Kosmos Energy Ltd.	1,398,152	9,074,006

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#*	Laredo Petroleum, Inc.	118,021	$7,630,058
#*	Liberty Energy, Inc., Class A	631,308	10,675,418
#*	Lightbridge Corp.	42,715	222,118
#	Magnolia Oil & Gas Corp., Class A	566,751	14,554,166
*	Mammoth Energy Services, Inc.	69,297	404,694
#	Matador Resources Co.	734,685	48,819,818
*	Mexco Energy Corp.	11,942	189,878
#	Murphy Oil Corp.	833,447	40,430,514
#*	Nabors Industries Ltd.	29,299	5,098,905
	NACCO Industries, Inc., Class A	45,889	2,595,482
*	National Energy Services Reunited Corp.	111,479	842,781
*	Natural Gas Services Group, Inc.	86,405	993,657
*	NCS Multistage Holdings, Inc.	6,080	172,186
*	Newpark Resources, Inc.	137,441	503,034
#*	NextDecade Corp.	1,950	13,650
*	NexTier Oilfield Solutions, Inc.	752,596	7,586,168
*	Nine Energy Service, Inc.	105	615
*	Noble Corp. PLC	61,305	2,209,432
#	Nordic American Tankers Ltd.	503,851	1,556,900
#	Northern Oil & Gas, Inc.	94,223	3,216,773
	NOV, Inc.	781,880	17,514,112
*	Oceaneering International, Inc.	186,547	2,609,793
#*	Oil States International, Inc.	99,116	641,281
*	Overseas Shipholding Group, Inc., Class A	470,558	1,374,029
*	Par Pacific Holdings, Inc.	293,603	6,717,637
#	Patterson-UTI Energy, Inc.	606,979	10,713,179
*	PBF Energy, Inc., Class A	569,621	25,205,729
#	PDC Energy, Inc.	673,577	48,591,845
#*	Peabody Energy Corp.	594,771	14,215,027
#*	Permian Resources Corp., Class A	965,026	9,428,304
#	PHX Minerals, Inc.	184,241	733,279
#*	PrimeEnergy Resources Corp.	2,593	194,475
*	ProPetro Holding Corp.	402,617	4,766,985
	Range Resources Corp.	1,648,690	46,954,691
*	Ranger Energy Services, Inc.	4,035	42,368
#	Ranger Oil Corp., Class A	96,936	3,964,682
*	REX American Resources Corp.	154,353	4,629,046
	Riley Exploration Permian, Inc.	19,706	572,853
#*	Ring Energy, Inc.	30,526	97,378
#	RPC, Inc.	213,172	2,372,604
#*	SandRidge Energy, Inc.	229,953	4,343,812
	Scorpio Tankers, Inc.	310,895	14,904,306
#*	SEACOR Marine Holdings, Inc.	116,830	907,769
*	Select Energy Services, Inc., Class A	331,419	3,198,193
	SFL Corp. Ltd.	273,051	2,785,120
#*	SilverBow Resources, Inc.	7,649	271,310
#	Sitio Royalties Corp.	25,385	719,919
	SM Energy Co.	751,637	33,808,632
*	Smart Sand, Inc.	18,632	46,207
	Solaris Oilfield Infrastructure, Inc., Class A	139,670	1,902,305
#*	Southwestern Energy Co.	34,396	238,364
#*	Talos Energy, Inc.	371,320	7,901,690
#*	TechnipFMC PLC	1,654,034	17,516,220
*	Teekay Corp.	306,165	1,197,105
*	Teekay Tankers Ltd., Class A	160,419	5,051,594
*	TETRA Technologies, Inc.	563,280	2,782,603
#*	Tidewater, Inc.	191,160	6,480,324
*	TOP Ships, Inc.	14,846	69,628
#*	Transocean Ltd.	280,917	1,033,775

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	U.S. Silica Holdings, Inc.	380,918	$5,481,410
#	VAALCO Energy, Inc.	29,630	152,594
*	Valaris Ltd.	86,064	5,760,264
#*	W&T Offshore, Inc.	746,821	5,668,371
#*	Weatherford International PLC	89,490	3,729,943
	World Fuel Services Corp.	322,117	8,210,762

TOTAL ENERGY			857,767,129

FINANCIALS — (19.7%)
#	1st Source Corp.	198,982	11,572,793
#*	Acacia Research Corp.	172,891	689,835
#	ACNB Corp.	17,090	625,323
#	Affiliated Managers Group, Inc.	197,864	24,566,794
	Alerus Financial Corp.	26,082	581,629
#	Amalgamated Financial Corp.	53,482	1,229,551
#	A-Mark Precious Metals, Inc.	169,022	5,139,959
*	Ambac Financial Group, Inc.	81,314	1,142,462
#	Amerant Bancorp, Inc.	34,421	1,036,072
	American Equity Investment Life Holding Co.	709,542	30,567,069
#	American National Bankshares, Inc.	65,746	2,404,331
	Ameris Bancorp	533,351	27,472,910
	AMERISAFE, Inc.	152,846	8,927,735
	AmeriServ Financial, Inc.	209,717	845,159
#	Ames National Corp.	20,618	456,070
	Argo Group International Holdings Ltd.	199,587	4,963,729
	Arrow Financial Corp.	148,795	5,181,042
#	Artisan Partners Asset Management, Inc., Class A	397,995	11,346,837
*	AssetMark Financial Holdings, Inc.	20,594	426,502
	Associated Banc-Corp.	1,054,459	25,676,077
#	Associated Capital Group, Inc., Class A	12,229	492,829
	Assured Guaranty Ltd.	315,076	18,649,348
	Atlantic American Corp.	19,437	55,784
#	Atlantic Union Bankshares Corp.	569,827	19,681,825
#*	Atlanticus Holdings Corp.	84,227	2,405,523
	Auburn National BanCorp, Inc.	2,786	65,471
	Axis Capital Holdings Ltd.	196,041	10,717,561
*	Axos Financial, Inc.	436,790	17,017,338
#	B. Riley Financial, Inc.	44,664	1,816,932
	Banc of California, Inc.	453,648	7,566,849
#	BancFirst Corp.	201,661	19,323,157
*	Bancorp, Inc.	580,924	16,021,884
#	Bank First Corp.	549	47,296
#	Bank of Hawaii Corp.	287,421	21,829,625
#	Bank of Marin BanCorp.	110,180	3,977,498
	Bank of NT Butterfield & Son Ltd.	103,492	3,574,614
	Bank of Princeton	1,068	33,856
#	Bank of South Carolina Corp.	808	13,340
	Bank OZK	653,236	28,076,083
	BankFinancial Corp.	116,681	1,137,640
#	BankUnited, Inc.	368,209	13,237,114
	Bankwell Financial Group, Inc.	32,143	984,862
#	Banner Corp.	255,407	19,091,673
	Bar Harbor Bankshares.	103,550	3,107,535
	Baycom Corp.	55,924	1,075,419
	BCB Bancorp, Inc.	95,132	1,869,344
#	Berkshire Hills Bancorp, Inc.	294,971	8,627,902
#	BGC Partners, Inc., Class A	632,380	2,504,225
*	Blucora, Inc.	302,058	6,654,338
#*	Blue Foundry Bancorp	3,238	39,860

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Blue Ridge Bankshares, Inc.	15,123	$197,355
	BOK Financial Corp.	130,169	14,343,322
#*	Bridgewater Bancshares, Inc.	95,063	1,817,605
*	Brighthouse Financial, Inc.	380,042	21,688,997
#	BrightSphere Investment Group, Inc.	257,859	4,852,906
	Brookline Bancorp, Inc.	589,111	8,100,276
#*	BRP Group, Inc., Class A	129,221	3,663,415
	Business First Bancshares, Inc.	41,097	1,018,384
#	Byline Bancorp, Inc.	130,014	3,005,924
	C&F Financial Corp.	22,409	1,267,453
	Cadence Bank.	1,282,964	35,473,955
#»	California First Leasing Corp.	6,634	107,637
	Cambridge Bancorp.	22,170	1,947,634
	Camden National Corp.	119,580	5,204,122
#*	Cannae Holdings, Inc.	200,754	4,649,463
	Capital Bancorp, Inc.	20,632	509,198
	Capital City Bank Group, Inc.	103,513	3,666,430
	Capitol Federal Financial, Inc.	1,004,503	8,216,835
	Capstar Financial Holdings, Inc.	111,736	1,975,492
*	Carter Bankshares, Inc.	48,924	875,740
*	Carver Bancorp, Inc.	14,778	64,284
	Cathay General BanCorp.	568,991	25,945,990
*»	CCUR Holdings, Inc.	16	84,000
	Central Pacific Financial Corp.	201,561	4,136,032
#	Central Valley Community Bancorp	61,322	1,140,589
	Chemung Financial Corp.	15,255	649,253
#	Citizens & Northern Corp.	84,044	1,998,566
	Citizens Community Bancorp, Inc.	6,918	87,513
#	Citizens Holding Co.	1,503	22,395
#*	Citizens, Inc.	126,727	340,896
#	City Holding Co.	121,528	12,256,099
	Civista Bancshares, Inc.	78,412	1,858,364
	CNB Financial Corp.	99,247	2,522,859
	CNO Financial Group, Inc.	467,043	10,302,969
#*	Coastal Financial Corp.	53,107	2,475,848
	Codorus Valley Bancorp, Inc.	41,556	888,467
	Cohen & Co., Inc.	2,174	21,118
	Cohen & Steers, Inc.	338,875	20,386,720
	Colony Bankcorp, Inc.	40,309	556,264
#	Columbia Banking System, Inc.	575,011	19,245,618
#*	Columbia Financial, Inc.	76,786	1,577,184
	Community Bank System, Inc.	311,979	19,476,849
	Community Financial Corp.	8,600	325,080
	Community Trust Bancorp, Inc.	145,461	6,878,851
	Community West Bancshares	5,845	83,350
	ConnectOne Bancorp, Inc.	295,592	7,404,580
#*	Consumer Portfolio Services, Inc.	151,454	972,335
#	Cowen, Inc., Class A	154,929	5,983,358
	Crawford & Co., Class A	211,491	1,266,831
	Crawford & Co., Class B	168,883	910,279
*	CrossFirst Bankshares, Inc.	107,436	1,494,435
#	Curo Group Holdings Corp.	13,751	71,093
#*	Customers Bancorp, Inc.	251,321	8,467,004
#	CVB Financial Corp.	1,022,591	29,368,814
#	Diamond Hill Investment Group, Inc.	30,173	5,429,631
#	Dime Community Bancshares, Inc.	286,975	9,909,247
	Donegal Group, Inc., Class A	197,867	2,896,773
#	Donegal Group, Inc., Class B	5,267	81,375
#*	Donnelley Financial Solutions, Inc.	286,825	11,596,335

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Eagle Bancorp Montana, Inc.	5,657	$105,446
	Eagle Bancorp, Inc.	230,665	10,444,511
	Eastern Bankshares, Inc.	232,593	4,458,808
#*	Elevate Credit, Inc.	96,888	98,826
	Employers Holdings, Inc.	249,660	10,887,673
#*	Encore Capital Group, Inc.	221,538	11,280,715
*	Enova International, Inc.	344,388	12,911,106
*	Enstar Group Ltd.	93,457	18,739,998
	Enterprise Bancorp, Inc.	41,243	1,290,081
	Enterprise Financial Services Corp.	250,039	13,369,585
	Equity Bancshares, Inc., Class A	83,211	2,972,297
#	Esquire Financial Holdings, Inc.	26,811	1,211,321
	ESSA Bancorp, Inc.	49,020	980,400
	Essent Group Ltd.	422,279	16,713,803
	Evans Bancorp, Inc.	28,836	1,049,054
	Evercore, Inc., Class A	267,875	28,153,662
*	EZCORP, Inc., Class A	489,289	4,726,532
	Farmers & Merchants Bancorp, Inc.	17,200	503,272
	Farmers National Banc Corp.	174,893	2,403,030
	FB Financial Corp.	235,998	9,902,476
	Federal Agricultural Mortgage Corp., Class A	2,089	224,066
	Federal Agricultural Mortgage Corp., Class C	74,977	8,637,350
	Federated Hermes, Inc.	632,095	21,965,301
	Fidelity D&D Bancorp, Inc.	1,159	54,125
#	Financial Institutions, Inc.	155,453	3,704,445
	First American Financial Corp.	132,038	6,654,715
#	First Bancorp	1,564,931	24,710,260
	First Bancorp	243,436	10,849,943
	First Bancorp, Inc.	81,851	2,501,367
#	First Bancshares, Inc.	106,120	3,474,369
	First Bank	80,268	1,261,813
	First Busey Corp.	387,174	10,225,265
	First Business Financial Services, Inc.	58,414	2,228,494
#	First Commonwealth Financial Corp.	721,518	10,346,568
#	First Community Bankshares, Inc.	175,614	6,539,865
#	First Community Corp.	1,740	32,834
	First Financial Bancorp	718,739	18,737,526
#	First Financial Bankshares, Inc.	580,747	22,352,952
	First Financial Corp.	60,500	2,933,645
	First Financial Northwest, Inc.	87,822	1,305,035
#	First Foundation, Inc.	345,992	5,522,032
	First Hawaiian, Inc.	555,043	14,198,000
	First Internet Bancorp	72,774	1,869,564
	First Interstate BancSystem, Inc., Class A	429,538	19,591,228
	First Merchants Corp.	395,266	17,747,443
	First Mid Bancshares, Inc.	77,977	2,792,356
	First Northwest Bancorp	53,332	805,847
	First of Long Island Corp.	141,734	2,491,684
	First Savings Financial Group, Inc.	1,053	23,850
#	First U.S. Bancshares, Inc.	2,966	23,016
	First United Corp.	38,967	739,204
#*	First Western Financial, Inc.	13,368	369,090
	FirstCash Holdings, Inc.	307,746	30,297,594
#	Five Star Bancorp	2,071	60,080
	Flagstar Bancorp, Inc.	410,475	15,885,382
	Flushing Financial Corp.	231,950	4,569,415
	FNB Corp.	1,470,101	21,242,959
	FS Bancorp, Inc.	46,576	1,350,238
	Fulton Financial Corp.	1,291,968	23,552,577

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#*	FVCBankcorp, Inc.	12,727	$258,613
*	Genworth Financial, Inc., Class A	892,085	4,166,037
#	German American Bancorp, Inc.	213,425	8,385,468
#	Glacier Bancorp, Inc.	783,244	44,864,216
#	Global Indemnity Group LLC, Class A	79,077	1,911,291
#	Great Southern Bancorp, Inc.	101,042	6,262,583
*	Green Dot Corp., Class A	270,536	5,148,300
#	Greene County Bancorp, Inc.	7,339	488,777
#	Greenhill & Co., Inc.	4,281	30,352
#*	Greenlight Capital Re Ltd., Class A	149,725	1,263,679
#	Guaranty Bancshares, Inc.	51,287	1,899,158
#*	Hallmark Financial Services, Inc.	102,798	97,206
#	Hamilton Lane, Inc., Class A	125,321	7,496,702
	Hancock Whitney Corp.	544,991	30,448,647
	Hanmi Financial Corp.	236,394	6,330,631
#	Hanover Insurance Group, Inc.	92,399	13,535,529
	HarborOne Bancorp, Inc.	274,053	4,173,827
#	Hawthorn Bancshares, Inc.	8,877	203,594
#	HBT Financial, Inc.	34,858	710,755
#	HCI Group, Inc.	76,495	2,802,777
	Heartland Financial USA, Inc.	234,001	11,540,929
	Heritage Commerce Corp.	344,948	4,932,756
	Heritage Financial Corp.	258,633	8,713,346
	Heritage Insurance Holdings, Inc.	60,132	90,198
#	Hilltop Holdings, Inc.	511,432	14,805,956
#	Hingham Institution For Savings	10,574	2,614,421
	HMN Financial, Inc.	35,128	803,026
#	Home Bancorp, Inc.	31,385	1,341,709
#	Home BancShares, Inc.	1,169,573	29,812,416
	HomeStreet, Inc.	233,738	6,067,838
	HomeTrust Bancshares, Inc.	55,879	1,342,772
	Hope Bancorp, Inc.	908,721	12,331,344
	Horace Mann Educators Corp.	319,864	12,621,833
	Horizon Bancorp, Inc.	354,471	5,285,163
	Houlihan Lokey, Inc.	247,741	22,128,226
	Independent Bank Corp.	337,806	29,392,500
	Independent Bank Corp.	108,182	2,502,250
	Independent Bank Group, Inc.	276,248	17,428,486
#	International Bancshares Corp.	522,057	25,894,027
	Investar Holding Corp.	33,792	727,880
	Investors Title Co.	16,866	2,478,459
#	Jackson Financial, Inc., Class A	55,035	2,111,143
	James River Group Holdings Ltd.	25,202	636,855
#	Janus Henderson Group PLC	331,289	7,543,451
	Jefferies Financial Group, Inc.	68,968	2,373,189
#	Kearny Financial Corp.	389,648	3,951,031
#	Kemper Corp.	432,852	20,634,055
#	Kentucky First Federal Bancorp.	11,174	78,218
	Kingstone Cos., Inc.	60,254	127,738
	Kinsale Capital Group, Inc.	94,599	29,814,767
#	Lake Shore Bancorp, Inc.	537	7,051
	Lakeland Bancorp, Inc.	422,063	7,871,475
#	Lakeland Financial Corp.	188,800	15,604,320
	Landmark Bancorp, Inc.	12,823	334,039
	Lazard Ltd., Class A	165,619	6,245,492
	LCNB Corp.	37,410	658,790
*	LendingClub Corp.	39,504	420,323
*	LendingTree, Inc.	54,614	1,377,911
#	Limestone Bancorp, Inc.	1,480	38,036

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Live Oak Bancshares, Inc.	172,833	$5,611,887
	Luther Burbank Corp.	84,617	1,068,713
	Macatawa Bank Corp.	235,689	2,528,943
#	Magyar Bancorp, Inc.	4,764	59,359
#*	Maiden Holdings Ltd.	924,589	2,061,833
	MainStreet Bancshares, Inc.	4,724	131,233
*	Malvern Bancorp, Inc.	5,335	77,624
*	MBIA, Inc.	278,964	3,001,653
	Mercantile Bank Corp.	129,113	4,512,499
	Merchants Bancorp	55,589	1,331,357
#	Mercury General Corp.	178,559	5,178,211
	Meridian Corp.	9,449	290,935
#	Metrocity Bankshares, Inc.	45,741	1,017,737
*	Metropolitan Bank Holding Corp.	54,915	3,624,390
	MGIC Investment Corp.	567,737	7,749,610
	Mid Penn Bancorp, Inc.	20,360	695,905
#	Middlefield Banc Corp.	769	22,301
	Midland States Bancorp, Inc.	120,461	3,377,726
	MidWestOne Financial Group, Inc.	75,777	2,546,107
#	Moelis & Co., Class A	317,357	13,474,978
*	Mr Cooper Group, Inc.	320,473	12,655,479
#	MVB Financial Corp.	33,402	827,034
	National Bank Holdings Corp., Class A	239,469	10,493,532
	National Bankshares, Inc.	18,051	661,569
	National Western Life Group, Inc., Class A	18,705	3,703,964
#	Navient Corp.	1,195,985	18,107,213
#	NBT Bancorp, Inc.	320,620	15,194,182
	Nelnet, Inc., Class A	251,191	22,378,606
#	New York Community Bancorp, Inc.	1,069,347	9,955,621
*	NI Holdings, Inc.	2,804	38,078
*	Nicholas Financial, Inc.	56,532	399,116
#*	Nicolet Bankshares, Inc.	61,394	4,683,748
*	NMI Holdings, Inc., Class A	459,915	10,085,936
#	Northeast Bank.	61,310	2,581,151
#	Northeast Community Bancorp, Inc.	18,354	241,539
#	Northfield Bancorp, Inc.	375,720	6,026,549
	Northrim BanCorp, Inc.	58,250	2,838,522
#	Northwest Bancshares, Inc.	949,113	14,293,642
#	Norwood Financial Corp.	9,295	263,978
	OceanFirst Financial Corp.	426,513	9,630,664
#*	Ocwen Financial Corp.	36,774	1,148,820
#	OFG Bancorp	426,813	11,899,546
#	Ohio Valley Banc Corp.	12,503	325,078
	Old National Bancorp	2,096,773	41,012,880
	Old Republic International Corp.	241,110	5,596,163
	Old Second Bancorp, Inc.	193,377	3,094,032
#	OneMain Holdings, Inc.	212,811	8,205,992
	OP Bancorp.	31,142	350,659
#	Oppenheimer Holdings, Inc., Class A	68,996	2,374,842
	Origin Bancorp, Inc.	51,339	2,121,841
#*††	Orleans Homebuilders, Inc.	25,819	0
	Orrstown Financial Services, Inc.	50,387	1,333,744
*	Oxbridge Re Holdings Ltd.	33,640	67,953
#	Pacific Premier Bancorp, Inc.	688,714	25,076,077
	PacWest Bancorp	178,329	4,433,259
#*	Palomar Holdings, Inc.	37,753	3,358,507
#	Park National Corp.	81,502	12,021,545
	Parke Bancorp, Inc.	36,940	796,426
	Pathward Financial, Inc.	252,232	10,601,311

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	PCB Bancorp	17,242	$318,977
	PCSB Financial Corp.	79,006	1,539,827
	Peapack-Gladstone Financial Corp.	166,077	6,571,667
	Penns Woods Bancorp, Inc.	42,420	1,023,170
#	PennyMac Financial Services, Inc.	84,399	4,500,155
#	Peoples Bancorp of North Carolina, Inc.	12,561	353,592
	Peoples Bancorp, Inc.	231,210	6,998,727
#	Peoples Financial Services Corp.	10,728	589,933
	Pinnacle Financial Partners, Inc.	108,970	9,043,420
	Piper Sandler Cos	88,368	11,308,453
	PJT Partners, Inc., Class A	144,057	10,717,841
#	Plumas Bancorp	3,349	110,852
#*	Ponce Financial Group, Inc.	3,472	32,081
	Popular, Inc.	222,676	15,747,647
*	PRA Group, Inc.	312,286	10,461,581
#	Preferred Bank	125,017	9,610,057
	Premier Financial Corp.	275,188	7,939,174
	Primerica, Inc.	133,144	19,265,937
#	Primis Financial Corp.	161,241	2,078,396
	ProAssurance Corp.	3,495	77,624
#*	Professional Holding Corp., Class A	31,133	842,770
*	PROG Holdings, Inc.	466,825	7,711,949
	Prosperity Bancshares, Inc.	29,788	2,131,927
	Provident Bancorp, Inc.	23,429	289,582
	Provident Financial Holdings, Inc.	55,925	763,376
	Provident Financial Services, Inc.	549,701	12,324,296
#	QCR Holdings, Inc.	115,007	5,832,005
#	Radian Group, Inc.	225,556	4,707,354
	RBB Bancorp	83,152	1,871,752
#	Red River Bancshares, Inc.	6,753	384,381
#	Regional Management Corp.	115,107	3,909,034
	Reinsurance Group of America, Inc.	3,486	513,035
	RenaissanceRe Holdings Ltd.	15,283	2,363,974
	Renasant Corp.	426,622	17,222,730
	Republic Bancorp, Inc., Class A	113,494	5,260,447
#*	Republic First Bancorp, Inc.	241,087	682,276
	Richmond Mutual BanCorp, Inc.	5,690	74,653
	Riverview Bancorp, Inc.	203,591	1,372,203
	RLI Corp.	312,890	40,697,602
#	S&T Bancorp, Inc.	253,867	9,598,711
*	Safeguard Scientifics, Inc.	83,323	294,963
	Safety Insurance Group, Inc.	128,730	11,193,073
#	Salisbury Bancorp, Inc.	7,476	194,600
#	Sandy Spring Bancorp, Inc.	310,144	10,991,503
	SB Financial Group, Inc.	4,414	73,934
#	Sculptor Capital Management, Inc.	11,915	126,418
#	Seacoast Banking Corp. of Florida	380,161	11,746,975
*	Security National Financial Corp., Class A	27,080	169,250
#	Selective Insurance Group, Inc.	438,122	42,971,006
	ServisFirst Bancshares, Inc.	379,168	28,562,725
#	Shore Bancshares, Inc.	103,334	2,060,480
	Sierra Bancorp	123,992	2,734,024
#	Silvercrest Asset Management Group, Inc., Class A	47,039	893,271
	Simmons First National Corp., Class A	883,640	21,092,487
*	SiriusPoint Ltd.	68,362	438,884
	SLM Corp.	763,479	12,666,117
	SmartFinancial, Inc.	51,973	1,519,691
#	Sound Financial Bancorp, Inc.	100	4,050
#	South Plains Financial, Inc.	15,655	489,532

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Southern First Bancshares, Inc.	66,495	$2,970,997
	Southern Missouri Bancorp, Inc.	47,082	2,412,952
	Southside Bancshares, Inc.	241,573	8,271,460
	SouthState Corp.	480,323	43,435,609
#	Stellar Bancorp, Inc.	267,410	8,781,744
#*	Sterling Bancorp, Inc.	44,941	286,274
	Stewart Information Services Corp.	241,658	9,414,996
	Stifel Financial Corp.	378,292	23,404,926
#	Stock Yards Bancorp, Inc.	196,366	15,353,858
*	StoneX Group, Inc.	182,227	17,005,424
	Summit Financial Group, Inc.	41,519	1,206,957
	Summit State Bank.	817	12,100
	Synovus Financial Corp.	359,846	14,339,863
#	Territorial Bancorp, Inc.	80,422	1,660,714
*	Texas Capital Bancshares, Inc.	364,129	21,847,740
#	TFS Financial Corp.	59,548	836,649
	Timberland Bancorp, Inc.	84,412	2,500,283
	Tiptree, Inc.	306,838	3,737,287
#	Tompkins Financial Corp.	112,002	9,278,246
	Towne Bank	531,758	17,516,109
	TriCo Bancshares	212,328	12,295,914
	Trinity Capital, Inc.	13,035	155,377
*	Triumph Bancorp, Inc.	146,154	7,526,931
#	TrustCo Bank Corp. NY	138,550	5,170,686
	Trustmark Corp.	471,862	17,255,993
	UMB Financial Corp.	348,208	28,977,870
	Umpqua Holdings Corp.	804,076	15,985,031
#*	Unico American Corp.	11,600	15,892
	Union Bankshares, Inc.	2,252	55,534
	United Bancshares, Inc.	900	17,091
#	United Bankshares, Inc.	917,556	38,858,497
	United Community Banks, Inc.	689,130	26,531,505
#	United Fire Group, Inc.	136,299	3,693,703
	United Insurance Holdings Corp.	64,649	26,383
#	United Security Bancshares	58,361	403,858
	Unity Bancorp, Inc.	62,599	1,794,087
#	Universal Insurance Holdings, Inc.	219,241	2,201,180
	Univest Financial Corp.	221,548	6,234,361
	Unum Group	587,503	26,784,262
#	Valley National Bancorp	2,970,010	35,254,031
#	Value Line, Inc.	21,281	1,140,662
	Veritex Holdings, Inc.	124,029	3,916,836
#	Victory Capital Holdings, Inc., Class A	30,389	878,850
	Virtu Financial, Inc., Class A	305,010	6,826,124
#	Virtus Investment Partners, Inc.	62,234	10,672,509
#	Voya Financial, Inc.	55,648	3,804,097
	Walker & Dunlop, Inc.	284,718	25,613,231
#	Washington Federal, Inc.	562,944	21,785,933
#	Washington Trust Bancorp, Inc.	152,329	7,387,956
	Waterstone Financial, Inc.	264,280	4,487,474
	Webster Financial Corp.	179,386	9,733,484
	WesBanco, Inc.	461,930	18,680,449
	West BanCorp, Inc.	154,061	3,461,751
	Westamerica BanCorp.	182,566	11,452,365
	Western New England Bancorp, Inc.	258,089	2,258,279
	Westwood Holdings Group, Inc.	16,616	168,154
#	White Mountains Insurance Group Ltd.	20,415	28,910,702
	Wintrust Financial Corp.	292,926	27,423,732
#	WisdomTree Investments, Inc.	745,880	4,050,128

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#*	World Acceptance Corp.	59,463	$4,829,585
	WSFS Financial Corp.	480,243	22,360,114
	WVS Financial Corp.	4,423	63,382

TOTAL FINANCIALS			3,039,269,770

HEALTH CARE — (9.3%)
#*	89bio, Inc.	8,976	85,721
*	Abeona Therapeutics, Inc.	3,982	18,277
*	Acadia Healthcare Co., Inc.	616,865	50,151,124
#*	ACADIA Pharmaceuticals, Inc.	106,730	1,710,882
#*	Accolade, Inc.	36,477	393,222
#*	Accuray, Inc.	311,487	635,433
#††	Achillion Pharmaceuticals, Inc.	2,084,145	2,980,327
*	Aclaris Therapeutics, Inc.	3,050	47,610
#*	Actinium Pharmaceuticals, Inc.	45,225	612,346
*	Adaptive Biotechnologies Corp.	96,431	750,233
#*	Addus HomeCare Corp.	97,173	9,952,459
#*	Adicet Bio, Inc.	125,749	2,073,601
#»	Aerpio Pharmaceuticals, Inc.	15,393	462
#*	Agiliti, Inc.	55,731	973,621
#*	Agios Pharmaceuticals, Inc.	183,639	5,057,418
*	AIkido Pharma, Inc.	12,448	75,933
#*	Akero Therapeutics, Inc.	42,483	1,795,332
#*	Albireo Pharma, Inc.	27,191	557,959
#*	Aldeyra Therapeutics, Inc.	132,739	724,755
*	AlerisLife, Inc.	17,870	16,333
*	Alkermes PLC	858,625	19,490,787
*	Allied Healthcare Products, Inc.	15,199	19,455
#*	Allogene Therapeutics, Inc.	142,747	1,470,294
#*	Allscripts Healthcare Solutions, Inc.	1,040,253	15,291,719
*	Alpine Immune Sciences, Inc.	4,869	28,776
#*	Altimmune, Inc.	64,049	803,174
*	Amedisys, Inc.	10,305	1,005,665
*	American Shared Hospital Services	3,446	9,029
#*	American Well Corp., Class A	127,717	522,363
#*	AMN Healthcare Services, Inc.	408,806	51,305,153
#*	Amneal Pharmaceuticals, Inc.	183,728	404,202
#*	Amphastar Pharmaceuticals, Inc.	340,314	10,515,703
#*	AnaptysBio, Inc.	146,818	4,235,699
*	AngioDynamics, Inc.	313,783	4,421,202
#*	ANI Pharmaceuticals, Inc.	85,518	3,300,140
#*	Anika Therapeutics, Inc.	91,952	2,613,276
*	Annovis Bio, Inc.	1,017	12,763
#*	Apollo Endosurgery, Inc.	17,112	110,201
#*	Apollo Medical Holdings, Inc.	42,387	1,503,043
#*	Apyx Medical Corp.	71,685	358,425
#*	Arcturus Therapeutics Holdings, Inc.	21,248	376,090
#*	Arcus Biosciences, Inc.	123,470	3,146,016
#*	Arcutis Biotherapeutics, Inc.	49,850	881,348
#*	Artivion, Inc.	267,436	2,984,586
#*	AtriCure, Inc.	55,484	2,336,986
#	Atrion Corp.	13,728	8,241,056
*	aTyr Pharma, Inc.	69,329	171,243
*	Avanos Medical, Inc.	322,939	7,153,099
*	AVEO Pharmaceuticals, Inc.	200	2,954
#*	Avid Bioservices, Inc.	221,560	3,753,226
#*	Avidity Biosciences, Inc.	184,202	2,630,405
#*	AxoGen, Inc.	132,175	1,509,438
#*	Axonics, Inc.	135,595	9,917,418

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#	Azenta, Inc.	27,547	$1,223,087
#*	BioAtla, Inc.	4,340	29,903
*	BioCardia, Inc.	16,962	33,076
#*	BioLife Solutions, Inc.	11,954	281,158
*	Biomea Fusion, Inc.	9,851	108,361
#*	Biomerica, Inc.	10,361	34,088
#*	Bioventus, Inc., Class A	3,847	31,315
#*	Bluebird Bio, Inc.	403,863	2,532,221
#*	Blueprint Medicines Corp.	23,675	1,227,312
#*	Brookdale Senior Living, Inc.	808,315	3,613,168
*	C4 Therapeutics, Inc.	5,658	54,430
*	Capricor Therapeutics, Inc.	76,208	423,716
#*	Cara Therapeutics, Inc.	281,699	2,647,971
*	Cardiovascular Systems, Inc.	85,697	1,237,465
#*	CareCloud, Inc.	51,885	191,974
#*	CareDx, Inc.	25,478	507,267
#*	Castle Biosciences, Inc.	28,107	717,291
*	Catalyst Pharmaceuticals, Inc.	545,278	7,563,006
#*	Celldex Therapeutics, Inc.	88,353	3,103,841
#*	Century Therapeutics, Inc.	8,962	94,101
#*	Certara, Inc.	104,199	1,274,354
#*	Champions Oncology, Inc.	71,951	499,340
#	Chemed Corp.	15,733	7,345,266
*	Chimerix, Inc.	51,176	90,582
*	Chinook Therapeutics, Inc.	330,854	7,196,074
*»††	Clementia Pharmaceuticals, Inc.	2,928	0
	Cocrystal Pharma, Inc.	4,979	12,348
*	Cogent Biosciences, Inc.	44,559	608,230
#*	Collegium Pharmaceutical, Inc.	223,363	4,007,132
#*	Community Health Systems, Inc.	49,739	142,751
#*	Computer Programs & Systems, Inc.	102,498	3,310,685
#*	Concert Pharmaceuticals, Inc.	83,066	494,243
#	CONMED Corp.	187,635	14,960,139
#††	Contra Aduro Biotech, Inc.	57,164	88,033
#††	Contra Zogenix, Inc.	122,278	83,149
#*	Corcept Therapeutics, Inc.	522,965	14,956,799
#*	CorVel Corp.	163,233	26,804,491
#*	Crinetics Pharmaceuticals, Inc.	179,469	3,312,998
#*	CRISPR Therapeutics AG	306,002	16,016,145
#*	Cross Country Healthcare, Inc.	363,614	13,486,443
#*	CryoPort, Inc.	56,008	1,554,782
#*	Cue Biopharma, Inc.	40,621	108,052
*	Cullinan Oncology, Inc.	341	4,481
*	Cumberland Pharmaceuticals, Inc.	72,056	177,258
#*	Cutera, Inc.	133,856	6,153,360
*	Cymabay Therapeutics, Inc.	352,597	1,227,038
*	Day One Biopharmaceuticals, Inc.	13,510	285,601
#*	Deciphera Pharmaceuticals, Inc.	246,146	3,992,488
*	Design Therapeutics, Inc.	22,472	351,013
#*	DiaMedica Therapeutics, Inc.	25,675	30,296
#*	Dynavax Technologies Corp.	418,710	4,794,229
*	Dyne Therapeutics, Inc.	54,648	622,987
*	Eagle Pharmaceuticals, Inc.	285	8,969
#*	Edgewise Therapeutics, Inc.	11,185	106,369
#*	Editas Medicine, Inc.	112,678	1,414,109
#*	Eiger BioPharmaceuticals, Inc.	144,223	736,980
*††	Elanco Animal Health, Inc.	600,356	0
#*	Electromed, Inc.	61,656	654,787
#	Embecta Corp.	23,752	734,412

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Emergent BioSolutions, Inc.	304,260	$6,346,864
#*	Enanta Pharmaceuticals, Inc.	148,657	6,705,917
	Encompass Health Corp.	268,526	14,618,555
*	Enhabit, Inc.	133,398	1,656,803
*	Enovis Corp.	280,477	13,869,588
#	Ensign Group, Inc.	459,736	41,275,098
*	Envista Holdings Corp.	459,095	15,154,726
#*	Enzo Biochem, Inc.	107,284	229,588
#*	Evolent Health, Inc., Class A	718,674	22,861,020
#*	Exagen, Inc.	31,171	76,369
*	Exelixis, Inc.	1,053,607	17,468,804
#*	EyePoint Pharmaceuticals, Inc.	16,779	90,607
#*	Fate Therapeutics, Inc.	89,389	1,870,018
#*	Figs, Inc., Class A	14,996	110,670
#*	FONAR Corp.	34,341	552,890
#*	Fulcrum Therapeutics, Inc.	22,560	125,434
#*	Fulgent Genetics, Inc.	6,872	272,337
#*	G1 Therapeutics, Inc.	27,110	288,993
#*	Generation Bio Co.	20,560	105,267
*	Glaukos Corp.	127,650	7,157,335
#*	Globus Medical, Inc., Class A	176,583	11,831,061
*	Gritstone bio, Inc.	47,212	152,023
*	Haemonetics Corp.	146,529	12,447,639
#*	Halozyme Therapeutics, Inc.	468,378	22,393,152
#*	Harmony Biosciences Holdings, Inc.	131,155	6,820,060
#*	Harrow Health, Inc.	53,120	639,034
*	Harvard Bioscience, Inc.	236,492	636,163
#*	HealthEquity, Inc.	243,907	19,002,794
*	HealthStream, Inc.	249,378	6,159,637
#*	Heska Corp.	54,791	3,931,802
#*	ICU Medical, Inc.	144	21,371
#*	Ideaya Biosciences, Inc.	59,986	1,013,164
#*	IGM Biosciences, Inc.	856	17,120
#*	IMARA, Inc.	8,795	39,050
*	ImmuCell Corp.	2,602	20,842
#*	ImmunoGen, Inc.	983,356	5,841,135
#*	Immunovant, Inc.	167,163	1,872,226
#*	Inari Medical, Inc.	105,649	8,127,578
*	InfuSystem Holdings, Inc.	41,369	315,645
#*	Innoviva, Inc.	739,918	10,033,288
*	Inogen, Inc.	15,066	341,396
#*	Integer Holdings Corp.	222,096	13,843,244
*	Integra LifeSciences Holdings Corp.	97,169	4,882,742
#*	Intellia Therapeutics, Inc.	365,886	19,311,463
*	Intra-Cellular Therapies, Inc.	146,280	6,680,608
#*	Ionis Pharmaceuticals, Inc.	158,069	6,986,650
*	Iovance Biotherapeutics, Inc.	104,266	973,844
#	iRadimed Corp.	46,267	1,344,056
#*	IRIDEX Corp.	81,072	182,412
#*	Ironwood Pharmaceuticals, Inc.	835,238	9,137,504
*	Iterum Therapeutics PLC	5,543	9,368
#*	IVERIC bio, Inc.	450,080	10,765,914
#*	Joint Corp.	37,501	619,516
#*	Jounce Therapeutics, Inc.	144,460	314,923
#*	KalVista Pharmaceuticals, Inc.	51,463	260,917
*	Karuna Therapeutics, Inc.	49,127	10,775,516
#*	Kewaunee Scientific Corp.	19,359	327,167
#*	Kezar Life Sciences, Inc.	190,054	1,428,256
#*	Kiniksa Pharmaceuticals Ltd., Class A	172,820	1,973,604

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Kinnate Biopharma, Inc.	7,676	$64,709
#*	Kodiak Sciences, Inc.	58,399	419,305
#*	Krystal Biotech, Inc.	84,699	6,479,473
#*	Kura Oncology, Inc.	312,556	4,850,869
#*	Kymera Therapeutics, Inc.	58,289	1,768,488
#*	Lantheus Holdings, Inc.	494,601	36,595,528
#	LeMaitre Vascular, Inc.	190,297	8,258,890
#*	LENSAR, Inc.	102,775	489,209
*	LHC Group, Inc.	162,251	27,112,142
#*	Ligand Pharmaceuticals, Inc.	79,631	6,979,657
#*	Lisata Therapeutics, Inc.	2,262	9,591
#*	LivaNova PLC	81,499	3,838,603
#*	Lyell Immunopharma, Inc.	29,890	175,753
*	Maravai LifeSciences Holdings, Inc., Class A	12,676	210,422
#*	MediciNova, Inc.	9,742	19,874
#*	Medpace Holdings, Inc.	234,721	52,103,368
*	MeiraGTx Holdings PLC	12,815	93,165
*	Meridian Bioscience, Inc.	388,225	12,411,553
*	Merit Medical Systems, Inc.	403,213	27,728,958
#*	Merrimack Pharmaceuticals, Inc.	115,240	434,455
*	Mersana Therapeutics, Inc.	90,187	708,870
#	Mesa Laboratories, Inc.	5,034	665,545
*	Microbot Medical, Inc.	36,940	147,391
*	Milestone Pharmaceuticals, Inc.	23,347	117,202
*	ModivCare, Inc.	127,229	12,371,748
#*	Morphic Holding, Inc.	1,953	54,704
*	Myomo, Inc.	12,637	18,071
#*	Myriad Genetics, Inc.	493,056	10,225,981
#	National HealthCare Corp.	86,350	5,260,442
	National Research Corp.	143,450	5,842,718
#*	Nektar Therapeutics.	115,955	435,991
*	Neogen Corp.	272,170	3,592,644
*	NeoGenomics, Inc.	136,296	1,036,531
*	NeuroBo Pharmaceuticals, Inc.	2,846	21,658
*	Neurocrine Biosciences, Inc.	29,728	3,422,287
#*	Nexgel, Inc.	152	205
*	NextCure, Inc.	30,764	76,910
*	NextGen Healthcare, Inc.	405,616	8,128,545
#*	NGM Biopharmaceuticals, Inc.	113,064	603,762
*	NightHawk Biosciences, Inc.	55,182	83,877
#*	Nkarta, Inc.	22,255	280,636
#*	Nurix Therapeutics, Inc.	70,056	891,813
*	NuVasive, Inc.	369,487	16,305,461
#*	Ocular Therapeutix, Inc.	36,303	131,054
#*	Olema Pharmaceuticals, Inc.	13,574	51,038
#*	Omnicell, Inc.	336,436	26,013,231
*	Opiant Pharmaceuticals, Inc.	18,273	174,142
#*	OPKO Health, Inc.	534,032	1,014,661
#*	Option Care Health, Inc.	943,431	28,548,222
#*	OraSure Technologies, Inc.	117,695	513,150
*	Organogenesis Holdings, Inc.	24,239	79,504
#*	Orthofix Medical, Inc.	9,579	153,839
#*	OrthoPediatrics Corp.	79,427	3,374,853
#	Owens & Minor, Inc.	617,820	10,502,940
#*	Pacific Biosciences of California, Inc.	16,027	135,268
#*	Pacira BioSciences, Inc.	243,018	12,578,612
	Patterson Cos., Inc.	678,724	17,626,462
#*††	PDL BioPharma, Inc.	1,354,466	3,629,969
#*	Pediatrix Medical Group, Inc.	180,892	3,509,305

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Pennant Group, Inc.	240,037	$2,954,855
	Perrigo Co. PLC	711,573	28,662,160
	Phibro Animal Health Corp., Class A	14,472	212,594
#*	Phreesia, Inc.	44,924	1,227,324
#*	PMV Pharmaceuticals, Inc.	60,015	738,785
#*	Poseida Therapeutics, Inc.	7,064	28,962
*	Precigen, Inc.	12,358	20,020
	Premier, Inc., Class A	527,981	18,415,977
*	Prestige Consumer Healthcare, Inc.	386,315	21,046,441
#*	Pro-Dex, Inc.	25,019	485,118
#††	Progenic Pharmaceuticals, Inc.	310,647	357,244
#*	Progyny, Inc.	146,760	6,526,417
#	ProPhase Labs, Inc.	3,340	40,247
#*	Protagonist Therapeutics, Inc.	216,341	1,752,362
*	Prothena Corp. PLC	380,436	23,373,988
#*	Provention Bio, Inc.	31,750	220,345
	Psychemedics Corp.	12,821	82,952
#*	Pulmonx Corp.	55,374	739,797
*	Puma Biotechnology, Inc.	55,572	121,147
*	QuidelOrtho Corp.	14,848	1,333,647
#*	RadNet, Inc.	460,898	8,812,370
*	Rallybio Corp.	2,315	22,131
#*	RAPT Therapeutics, Inc.	115,004	2,509,387
*	REGENXBIO, Inc.	13,243	313,462
#*	Relay Therapeutics, Inc.	217,679	4,836,827
#*	Relmada Therapeutics, Inc.	55,476	354,492
#*	Replimune Group, Inc.	110,928	2,036,638
#*	REVOLUTION Medicines, Inc.	217,943	4,415,525
*††	Rexahn Pharmaceuticals, Inc.	246	0
*	Rocket Pharmaceuticals, Inc.	272,469	5,084,272
#*	Sage Therapeutics, Inc.	130,525	4,915,571
*	Sangamo Therapeutics, Inc.	688,779	3,023,740
*	Satsuma Pharmaceuticals, Inc.	118,507	613,866
#*	Schrodinger, Inc.	124,199	2,977,050
#*	scPharmaceuticals, Inc.	65,257	348,472
*	SeaSpine Holdings Corp.	42,081	270,581
#*	Seer, Inc.	19,515	152,802
	Select Medical Holdings Corp.	1,116,926	28,682,660
#*	Semler Scientific, Inc.	1,930	81,079
#*	Sensus Healthcare, Inc.	76,805	1,080,646
#*	Shockwave Medical, Inc.	9,073	2,659,750
#*	SI-BONE, Inc.	166,931	3,245,139
	SIGA Technologies, Inc.	328,688	3,020,643
#*	Silverback Therapeutics, Inc.	11,745	73,054
#	Simulations Plus, Inc.	57,663	2,393,014
#*	Sonida Senior Living, Inc.	10,543	169,531
#*	STAAR Surgical Co.	66,631	4,722,139
*	Standard BioTools, Inc.	33,770	39,849
*	Stoke Therapeutics, Inc.	27,709	411,479
#††	Strongbridge LLC	207,363	74,070
*	Supernus Pharmaceuticals, Inc.	424,993	14,564,510
#*	Surgalign Holdings, Inc.	14,985	46,603
#*	Surgery Partners, Inc.	236,253	6,423,719
#*	Surmodics, Inc.	129,508	4,421,403
#*	Sutro Biopharma, Inc.	7,077	51,874
*	Synaptogenix, Inc.	2,621	18,085
#*	Syndax Pharmaceuticals, Inc.	296,817	6,814,918
*	Syneos Health, Inc.	102,101	5,143,848
*	Syros Pharmaceuticals, Inc.	7,399	37,143

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Taro Pharmaceutical Industries Ltd.	39,795	$1,191,064
*	Tarsus Pharmaceuticals, Inc.	49,772	916,800
#*	TCR2 Therapeutics, Inc.	17,846	28,018
*	Tenet Healthcare Corp.	623,478	27,657,484
*	Terns Pharmaceuticals, Inc.	6,625	45,779
††	Tetraphase Pharmaceuticals, Inc.	2,198	264
#*	TransMedics Group, Inc.	118,073	5,693,480
#*	Travere Therapeutics, Inc.	25,838	560,168
*	Trevi Therapeutics, Inc.	7,955	15,751
#*	Tricida, Inc.	745	248
#*	Twist Bioscience Corp.	151,295	4,967,015
#	U.S. Physical Therapy, Inc.	105,688	9,385,094
*	UFP Technologies, Inc.	47,771	4,483,308
*	United Therapeutics Corp.	17,999	4,149,309
#	Utah Medical Products, Inc.	37,996	3,402,542
*	Vanda Pharmaceuticals, Inc.	107,937	1,130,100
#*	Varex Imaging Corp.	212,988	4,709,165
*	Vaxcyte, Inc.	56,866	2,479,926
#*	Veracyte, Inc.	3,109	62,522
#*	Vericel Corp.	110,532	2,971,100
#*	ViewRay, Inc.	534,876	2,294,618
*	Viking Therapeutics, Inc.	32,672	133,955
*	Viracta Therapeutics, Inc.	36,971	145,296
*	Viridian Therapeutics, Inc.	5,217	103,818
#*	Voyager Therapeutics, Inc.	6,115	31,676
#*	Xencor, Inc.	125,342	3,509,576
#*	Xenon Pharmaceuticals, Inc.	111,662	4,083,479
*	XOMA Corp.	4,470	74,023
#*	Y-mAbs Therapeutics, Inc.	36,257	130,888

TOTAL HEALTH CARE			1,440,682,357

INDUSTRIALS — (18.2%)
#	AAON, Inc.	409,694	26,421,166
*	AAR Corp.	260,394	11,540,662
#	ABM Industries, Inc.	483,927	21,539,591
	ACCO Brands Corp.	688,909	3,168,981
	Acme United Corp.	23,075	551,723
#	Acuity Brands, Inc.	79,224	14,543,150
*	Aerojet Rocketdyne Holdings, Inc.	707,916	34,298,530
*	AeroVironment, Inc.	156,741	14,341,801
	Air Lease Corp.	376,792	13,296,990
#*	Air T, Inc.	1,157	25,350
#*	Air Transport Services Group, Inc.	440,093	12,850,716
	Alamo Group, Inc.	92,518	14,070,137
#*	Alaska Air Group, Inc.	412,046	18,319,565
	Albany International Corp., Class A	242,574	22,224,630
#*	Allegiant Travel Co.	103,439	7,763,097
	Allied Motion Technologies, Inc.	159,674	5,400,175
	Allison Transmission Holdings, Inc.	191,360	8,084,960
*	Alpha Pro Tech Ltd.	20,453	84,675
	Alta Equipment Group, Inc.	68,999	843,858
	Altra Industrial Motion Corp.	175,471	10,552,826
#*	Ameresco, Inc., Class A	210,179	12,711,626
#*	American Superconductor Corp.	3,709	16,765
*	American Woodmark Corp.	124,925	5,665,349
#	Apogee Enterprises, Inc.	200,628	9,204,813
	Applied Industrial Technologies, Inc.	272,046	33,837,081
#	ARC Document Solutions, Inc.	88,387	213,897
	ArcBest Corp.	198,327	15,753,114

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Arcosa, Inc.	110,182	$7,073,684
	Argan, Inc.	112,231	3,891,049
	Armstrong World Industries, Inc.	332,559	25,131,484
*	ASGN, Inc.	383,666	32,527,203
#	Astec Industries, Inc.	131,106	5,722,777
*	Astronics Corp.	68,057	630,208
#*	Astronics Corp., Class B	46,658	422,255
*	Atkore, Inc.	257,880	24,575,964
#*	Atlas Air Worldwide Holdings, Inc.	223,291	22,583,652
*	Avalon Holdings Corp., Class A	27,805	75,630
*	AZEK Co., Inc.	94,184	1,649,162
	AZZ, Inc.	129,017	5,186,483
#*	Babcock & Wilcox Enterprises, Inc.	178,716	814,945
	Barnes Group, Inc.	384,801	13,610,411
	Barrett Business Services, Inc.	61,094	5,328,619
#*	Beacon Roofing Supply, Inc.	518,239	29,202,768
#	BGSF, Inc.	20,142	253,185
#*	Blue Bird Corp.	100,583	922,346
*	BlueLinx Holdings, Inc.	13,236	932,609
#	Boise Cascade Co.	305,755	20,415,261
	Brady Corp., Class A	359,993	16,469,680
*	BrightView Holdings, Inc.	31,186	278,179
	Brink’s Co.	314,995	18,783,152
*	Broadwind, Inc.	29,436	51,807
	BWX Technologies, Inc.	148,669	8,471,160
*	CACI International, Inc., Class A	76,400	23,227,892
#*	Casella Waste Systems, Inc., Class A	415,573	33,998,027
#*	CBIZ, Inc.	405,020	20,105,193
*	CECO Environmental Corp.	232,342	2,746,282
#*	Chart Industries, Inc.	257,176	57,319,387
	Chicago Rivet & Machine Co.	4,905	137,242
#*	Cimpress PLC	137,208	3,194,202
#*	CIRCOR International, Inc.	33,018	682,482
#*	Civeo Corp.	29,970	929,070
*	Clean Harbors, Inc.	368,546	45,132,143
	Columbus McKinnon Corp.	170,392	4,859,580
	Comfort Systems USA, Inc.	299,106	36,873,788
#*	Commercial Vehicle Group, Inc.	268,451	1,352,993
	CompX International, Inc.	27,048	482,266
*	Concrete Pumping Holdings, Inc.	82,300	527,131
*	Construction Partners, Inc., Class A	58,719	1,828,510
#*	Copa Holdings SA, Class A	100,517	7,561,894
#*	Core & Main, Inc., Class A	38,467	907,052
#	Costamare, Inc.	546,940	5,163,114
	Covenant Logistics Group, Inc.	137,617	5,207,427
#*»	CPI Aerostructures, Inc.	4,192	10,103
	CRA International, Inc.	57,098	5,866,248
	Crane Holdings Co.	35,552	3,567,288
#	CSW Industrials, Inc.	111,864	14,421,507
	Curtiss-Wright Corp.	57,814	9,702,924
#*	Daseke, Inc.	76,082	453,449
#	Deluxe Corp.	191,212	3,514,477
#*	Distribution Solutions Group, Inc.	90,784	2,730,783
*	DLH Holdings Corp.	21,928	285,503
	Donaldson Co., Inc.	55,261	3,174,744
	Douglas Dynamics, Inc.	193,737	6,577,371
#*	Driven Brands Holdings, Inc.	10,800	345,384
*	Ducommun, Inc.	98,768	4,662,837
#	Dun & Bradstreet Holdings, Inc.	30,821	396,050

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	DXP Enterprises, Inc.	137,609	$3,936,993
#*	Dycom Industries, Inc.	238,679	28,207,084
#	Eagle Bulk Shipping, Inc.	50,165	2,426,983
#	Eastern Co.	44,549	931,520
	EMCOR Group, Inc.	188,880	26,650,968
#	Encore Wire Corp.	157,337	21,647,998
#*	Energy Recovery, Inc.	58,858	1,514,416
	Enerpac Tool Group Corp.	367,635	9,341,605
	EnerSys	297,374	19,712,922
#	Ennis, Inc.	193,673	4,369,263
	EnPro Industries, Inc.	148,047	15,767,005
	Esab Corp.	233,468	8,708,356
	ESCO Technologies, Inc.	185,822	16,012,282
*	Espey Manufacturing & Electronics Corp.	10,912	146,112
#*	EVI Industries, Inc.	7,443	145,138
#*	Evoqua Water Technologies Corp.	226,058	8,856,952
	Exponent, Inc.	422,177	40,216,581
	Federal Signal Corp.	498,625	23,260,856
*	First Advantage Corp.	7,784	109,365
#	Flowserve Corp.	265,317	7,609,292
#*	Fluor Corp.	212,041	6,416,361
*	Forrester Research, Inc.	171,522	7,258,811
	Forward Air Corp.	195,379	20,684,775
*	Franklin Covey Co.	123,970	6,272,882
	Franklin Electric Co., Inc.	338,750	27,757,175
*	Frontier Group Holdings, Inc.	69,924	916,704
#*	FTI Consulting, Inc.	246,773	38,405,282
#*	FuelCell Energy, Inc.	453,741	1,415,672
*	Gates Industrial Corp. PLC	127,538	1,422,049
	GATX Corp.	268,989	28,165,838
#	Genco Shipping & Trading Ltd.	273,301	3,662,233
*	Gencor Industries, Inc.	128,904	1,224,588
*	Gibraltar Industries, Inc.	238,132	12,163,783
	Global Industrial Co.	193,021	6,126,487
*	GMS, Inc.	212,110	10,011,592
	Gorman-Rupp Co.	261,535	7,098,060
#	Graham Corp.	18,946	168,619
#	Granite Construction, Inc.	325,503	10,979,216
*	Great Lakes Dredge & Dock Corp.	525,365	3,971,759
#	Greenbrier Cos., Inc.	262,051	9,253,021
	Griffon Corp.	302,699	9,728,746
*	GXO Logistics, Inc.	5,754	210,251
	H&E Equipment Services, Inc.	293,663	11,088,715
*	Harsco Corp.	34,127	180,532
#*	Hawaiian Holdings, Inc.	313,151	4,518,769
#	Heartland Express, Inc.	545,262	8,113,499
	Heidrick & Struggles International, Inc.	165,783	4,668,449
	Helios Technologies, Inc.	232,798	13,197,319
	Herc Holdings, Inc.	196,597	23,121,773
*	Heritage-Crystal Clean, Inc.	187,745	5,157,355
	Hexcel Corp.	130,297	7,257,543
#	Hillenbrand, Inc.	105,849	4,676,409
#	HireQuest, Inc.	703	10,981
#	HNI Corp.	308,012	8,929,268
*	Hub Group, Inc., Class A	253,633	19,681,921
#*	Hudson Global, Inc.	11,940	405,960
#*	Hudson Technologies, Inc.	205,326	1,891,052
	Hurco Cos., Inc.	42,897	993,066
*	Huron Consulting Group, Inc.	163,819	12,061,993

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Hyster-Yale Materials Handling, Inc.	56,663	$1,652,293
#*	IAA, Inc.	189,766	7,197,824
	ICF International, Inc.	145,426	17,397,312
*	IES Holdings, Inc.	209,332	6,916,329
#*	Innovative Solutions & Support, Inc.	89,600	851,200
	Insperity, Inc.	170,415	20,112,378
#	Insteel Industries, Inc.	160,142	4,219,742
	Interface, Inc.	324,502	3,670,118
	ITT, Inc.	75,536	5,770,195
#*	JELD-WEN Holding, Inc.	23,753	252,019
*	JetBlue Airways Corp.	40,459	325,290
	John Bean Technologies Corp.	231,283	21,093,010
	Kadant, Inc.	63,412	11,284,165
	Kaman Corp.	168,237	5,400,408
*	KAR Auction Services, Inc.	289,018	4,199,432
#	KBR, Inc.	768,073	38,226,993
	Kelly Services, Inc., Class A	156,792	2,561,981
#	Kennametal, Inc.	400,855	10,706,837
	Kforce, Inc.	191,517	12,117,281
	Kimball International, Inc., Class B	152,352	1,125,881
#*	Kirby Corp.	154,744	10,793,394
	Korn Ferry	403,969	22,456,637
*	Kratos Defense & Security Solutions, Inc.	781,868	8,663,097
#	Landstar System, Inc.	106,018	16,562,132
*	LB Foster Co., Class A	64,792	647,920
*	Limbach Holdings, Inc.	73,970	615,430
	Lindsay Corp.	71,234	12,059,916
*	LS Starrett Co., Class A	18,242	155,604
	LSI Industries, Inc.	333,954	2,564,767
	Luxfer Holdings PLC	54,243	784,896
#*	Manitex International, Inc.	112,645	513,661
*	Manitowoc Co., Inc.	199,775	1,821,948
	ManpowerGroup, Inc.	60,557	4,744,035
	Marten Transport Ltd.	572,841	10,752,226
#*	Masonite International Corp.	100,618	7,197,206
#*	MasTec, Inc.	426,505	32,875,005
*	Mastech Digital, Inc.	78,783	1,190,411
*	Matrix Service Co.	114,391	560,516
#	Matson, Inc.	299,552	22,041,036
	Matthews International Corp., Class A	99,342	2,670,313
#	Maxar Technologies, Inc.	60,378	1,348,845
*	Mayville Engineering Co., Inc.	17,255	114,746
	McGrath RentCorp.	178,908	16,826,297
	MDU Resources Group, Inc.	439,306	12,511,435
*	Mercury Systems, Inc.	243,134	11,767,686
#	Miller Industries, Inc.	88,299	2,245,444
#	MillerKnoll, Inc.	112,299	2,378,493
*	Mistras Group, Inc.	60,167	276,768
#*	Montrose Environmental Group, Inc.	19,897	871,091
	Moog, Inc., Class A	209,879	17,787,245
*	MRC Global, Inc.	298,171	2,990,655
	MSA Safety, Inc.	265,964	35,703,007
	MSC Industrial Direct Co., Inc., Class A	96,501	8,007,653
#	Mueller Industries, Inc.	409,700	25,663,608
	Mueller Water Products, Inc., Class A	1,180,743	13,814,693
*	MYR Group, Inc.	156,315	13,679,126
	National Presto Industries, Inc.	30,078	2,120,198
	NL Industries, Inc.	226,474	1,983,912
#*	NN, Inc.	100,814	251,027

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Northwest Pipe Co.	98,267	$3,340,095
*	NOW, Inc.	270,115	3,438,564
#*	NV5 Global, Inc.	91,209	13,220,745
	nVent Electric PLC	404,064	14,748,336
#	Omega Flex, Inc.	74,297	7,013,637
#*	Orion Energy Systems, Inc.	51,821	88,096
*	Orion Group Holdings, Inc.	180,000	410,400
	Oshkosh Corp.	132,330	11,645,040
	P&F Industries, Inc., Class A	9,000	47,610
*	PAM Transportation Services, Inc.	159,762	4,449,372
	Pangaea Logistics Solutions Ltd.	83,297	402,324
#	Park Aerospace Corp.	36,290	451,448
	Park-Ohio Holdings Corp.	38,345	435,983
*	Parsons Corp.	138,490	6,492,411
	Patriot Transportation Holding, Inc.	12,982	109,179
#*	Performant Financial Corp.	72,968	169,286
*	Perma-Pipe International Holdings, Inc.	46,810	457,802
*	PGT Innovations, Inc.	458,226	9,764,796
#	Pitney Bowes, Inc.	34,233	106,465
#	Powell Industries, Inc.	121,899	3,007,248
	Preformed Line Products Co.	38,233	3,034,553
	Primoris Services Corp.	368,225	7,434,463
*	Proto Labs, Inc.	5,377	205,348
#*	Quad/Graphics, Inc.	31,122	86,519
#	Quanex Building Products Corp.	240,512	5,329,746
*	Radiant Logistics, Inc.	386,870	2,348,301
#*	RBC Bearings, Inc.	12,354	3,132,110
#*	RCM Technologies, Inc.	90,833	1,589,577
#*	Red Violet, Inc.	20,419	356,107
	Regal Rexnord Corp.	90,082	11,398,976
#	Rentokil Initial PLC, Sponsored ADR	1,367	42,295
*	Resideo Technologies, Inc.	315,375	7,449,157
	Resources Connection, Inc.	270,919	4,949,690
#	REV Group, Inc.	301,998	4,149,452
	Rush Enterprises, Inc., Class A	331,343	16,530,702
#	Rush Enterprises, Inc., Class B	82,718	4,435,339
	Ryder System, Inc.	21,895	1,762,766
#*	Saia, Inc.	198,107	39,395,558
	Schneider National, Inc., Class B	208,181	4,629,945
	Science Applications International Corp.	137,042	14,847,130
*	Servotronics, Inc.	1,500	15,165
#*	Shoals Technologies Group, Inc., Class A	109,788	2,537,201
	Shyft Group, Inc.	354,884	8,155,234
*	SIFCO Industries, Inc.	14,255	39,344
	Simpson Manufacturing Co., Inc.	344,633	29,459,229
#*	SiteOne Landscape Supply, Inc.	42,514	4,926,097
*	SkyWest, Inc.	232,772	4,115,409
*	SP Plus Corp.	186,339	6,900,133
#*	Spirit Airlines, Inc.	56,339	1,239,458
#*	SPX Technologies, Inc.	251,708	16,572,455
	Standex International Corp.	93,097	9,221,258
#	Steelcase, Inc., Class A	175,654	1,364,832
*	Stericycle, Inc.	157,048	7,001,200
*	Sterling Infrastructure, Inc.	229,191	6,185,865
#*	Sunrun, Inc.	423,653	9,536,429
#*	Sunworks, Inc.	12,686	28,670
*	Taylor Devices, Inc.	769	9,674
	Tecnoglass, Inc.	27,965	574,121
	Tennant Co.	141,670	8,252,277

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Terex Corp.	449,364	$18,217,217
	Tetra Tech, Inc.	289,234	40,862,979
#	Textainer Group Holdings Ltd.	336,508	10,068,319
#*	Thermon Group Holdings, Inc.	172,605	3,065,465
	Timken Co.	467,224	33,308,399
#*	Titan International, Inc.	445,500	6,664,680
*	Titan Machinery, Inc.	185,837	6,389,076
#*	TPI Composites, Inc.	2,044	20,358
#*	Transcat, Inc.	46,873	3,879,209
*	Trex Co., Inc.	8,248	396,646
*	TriNet Group, Inc.	389,730	25,324,655
#	Trinity Industries, Inc.	456,074	13,011,791
#	Triton International Ltd.	488,589	29,652,466
*	TrueBlue, Inc.	266,168	5,232,863
*	Tutor Perini Corp.	16,452	122,074
*	Twin Disc, Inc.	65,590	853,326
#*	U.S. Xpress Enterprises, Inc., Class A	51,338	119,618
	UFP Industries, Inc.	457,994	32,622,913
*	Ultralife Corp.	137,819	682,204
	UniFirst Corp.	108,554	19,975,022
*	Univar Solutions, Inc.	345,115	8,793,530
	Universal Logistics Holdings, Inc.	132,629	4,244,128
*	V2X, Inc.	96,880	3,971,111
	Valmont Industries, Inc.	151,578	48,386,729
#*	Veritiv Corp.	152,822	17,767,086
*	Viad Corp.	60,077	2,239,671
*	Vicor Corp.	117,439	5,610,061
*	Virco Mfg. Corp.	20,526	84,978
#	VSE Corp.	86,185	3,989,504
#	Wabash National Corp.	394,332	8,537,288
	Watts Water Technologies, Inc., Class A	208,817	30,562,456
	Werner Enterprises, Inc.	496,355	19,457,116
*	WESCO International, Inc.	371,573	51,191,612
#*	Willdan Group, Inc.	30,532	421,952
*	Willis Lease Finance Corp.	32,653	1,244,079
*	WillScot Mobile Mini Holdings Corp.	726,712	30,907,061
	Woodward, Inc.	54,920	5,036,164
*	XPO Logistics, Inc.	125,487	6,492,697
#*	Yellow Corp.	3,567	15,802
#	Zurn Elkay Water Solutions Corp.	813,686	19,113,484

TOTAL INDUSTRIALS			2,801,782,621

INFORMATION TECHNOLOGY — (10.5%)
#*	3D Systems Corp.	124,637	1,100,545
*	908 Devices, Inc.	12,444	198,980
#	A10 Networks, Inc.	307,992	5,174,266
*	ACI Worldwide, Inc.	827,929	20,143,513
#	Adeia, Inc.	352,814	3,944,461
	ADTRAN Holdings, Inc.	397,243	8,922,078
	Advanced Energy Industries, Inc.	272,581	21,438,496
*	Agilysys, Inc.	262,913	16,871,127
#*	Airgain, Inc.	52,605	381,912
*	Alarm.com Holdings, Inc.	352,837	20,760,929
*	Alithya Group, Inc., Class A	70,703	125,144
#*	ALJ Regional Holdings, Inc.	16,222	28,226
#*	Alkami Technology, Inc.	1,713	27,151
*	Alpha & Omega Semiconductor Ltd.	217,922	7,136,945
#*	Altair Engineering, Inc., Class A	159,538	7,825,339
*	Ambarella, Inc.	167,221	9,152,005

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	American Software, Inc., Class A	321,621	$5,509,368
#	Amkor Technology, Inc.	1,892,325	39,341,437
*	Amtech Systems, Inc.	135,906	1,253,053
#*	Appfolio, Inc., Class A	95,303	11,948,137
*	Arlo Technologies, Inc.	569,373	2,932,271
*	AstroNova, Inc.	52,300	619,755
*	Asure Software, Inc.	104,531	689,905
	Autoscope Technologies Corp.	43,218	184,109
*	Aviat Networks, Inc.	40,962	1,337,819
#*	Avid Technology, Inc.	476,664	13,103,493
	Avnet, Inc.	431,410	17,338,368
*	Aware, Inc.	134,539	217,953
*	Axcelis Technologies, Inc.	271,595	15,752,510
*	AXT, Inc.	346,755	1,574,268
	Badger Meter, Inc.	232,894	26,195,917
#	Bel Fuse, Inc., Class A	11,432	342,617
	Bel Fuse, Inc., Class B	54,285	1,759,377
#	Belden, Inc.	324,126	22,568,893
	Benchmark Electronics, Inc.	269,222	7,643,213
	BK Technologies Corp.	60,659	159,533
#*	Blackbaud, Inc.	230,975	12,634,332
#*	BM Technologies, Inc.	26,808	203,473
*	Box, Inc., Class A	545,239	15,839,193
*	Brightcove, Inc.	185,171	1,240,646
*	CalAmp Corp.	300,907	1,143,447
*	Calix, Inc.	492,912	36,298,040
#*	Cambium Networks Corp.	30,613	592,362
*	Cantaloupe, Inc.	69,273	232,065
*	Casa Systems, Inc.	106,211	334,565
#	Cass Information Systems, Inc.	109,427	4,681,287
*	CEVA, Inc.	136,370	3,771,994
*	ChannelAdvisor Corp.	147,227	3,392,110
#*	Cirrus Logic, Inc.	398,636	26,756,448
#*	Clearfield, Inc.	121,073	14,706,737
	Climb Global Solutions, Inc.	21,853	686,403
*	Coda Octopus Group, Inc.	11,706	75,153
#*	Cohu, Inc.	342,542	11,276,483
*	CommScope Holding Co., Inc.	607,656	8,045,365
*	CommVault Systems, Inc.	258,112	15,716,440
*	Computer Task Group, Inc.	138,570	1,060,060
	Comtech Telecommunications Corp.	105,981	1,171,090
	Concentrix Corp.	122,398	14,960,708
*	Conduent, Inc.	698,735	2,878,788
*	Consensus Cloud Solutions, Inc.	102,749	5,768,329
*	CoreCard Corp.	34,016	833,392
*	CPS Technologies Corp.	4,114	12,383
#	CSG Systems International, Inc.	260,660	16,856,882
	CSP, Inc.	20,662	152,692
	CTS Corp.	247,725	9,790,092
*	CVD Equipment Corp.	8,212	52,228
*	CyberOptics Corp.	61,817	3,336,263
#*	Daktronics, Inc.	455,746	1,558,651
*	Data I/O Corp.	50,027	198,607
#*	Digi International, Inc.	264,422	10,664,139
#*	Digimarc Corp.	2,845	46,487
*	Diodes, Inc.	369,956	26,514,747
#*	DoubleVerify Holdings, Inc.	281,290	8,222,107
*	DXC Technology Co.	70,323	2,021,786
#*	DZS, Inc.	84,407	1,341,227

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	Ebix, Inc.	168,175	$3,328,183
*	Edgio, Inc.	812,521	2,185,681
#*	eGain Corp.	206,230	1,660,151
*	EMCORE Corp.	181,032	276,979
*	EngageSmart, Inc.	11,757	230,907
#*	Envestnet, Inc.	210,704	10,389,814
*	ePlus, Inc.	179,957	8,767,505
*	Euronet Worldwide, Inc.	6,834	574,124
#*	EverCommerce, Inc.	1,112	9,686
#*	Everspin Technologies, Inc.	53,587	323,130
	EVERTEC, Inc.	422,179	15,118,230
*	Evo Payments, Inc., Class A	65,876	2,219,362
*	ExlService Holdings, Inc.	267,223	48,594,503
*	Extreme Networks, Inc.	316,263	5,673,758
*	Fabrinet	282,178	32,281,163
*	FARO Technologies, Inc.	100,516	2,936,072
#*	Fastly, Inc., Class A	105,870	898,836
*	Flywire Corp.	142,974	3,138,279
*	FormFactor, Inc.	601,595	12,158,235
*	Frequency Electronics, Inc.	70,696	364,084
#*	Genasys, Inc.	4,009	11,426
*	Grid Dynamics Holdings, Inc.	91,295	1,242,525
#*	GSI Technology, Inc.	128,613	240,506
*	Guidewire Software, Inc.	196,097	11,650,123
	Hackett Group, Inc.	298,280	6,514,435
#*	Harmonic, Inc.	851,287	13,152,384
#*	I3 Verticals, Inc., Class A	92,405	2,010,733
#*	IBEX Holdings Ltd.	2,650	50,960
#*	Ichor Holdings Ltd.	198,417	5,047,728
*	Identiv, Inc.	109,776	1,322,801
#*	Immersion Corp.	29,726	158,737
#*	Infinera Corp.	208,775	1,171,228
#	Information Services Group, Inc.	253,635	1,377,238
*	Innodata, Inc.	75,809	250,928
#*	Insight Enterprises, Inc.	271,478	25,657,386
#	InterDigital, Inc.	225,365	11,238,953
*	International Money Express, Inc.	200,865	5,429,381
*	inTEST Corp.	80,241	649,952
#*	Intevac, Inc.	183,732	821,282
*	IPG Photonics Corp.	169,459	14,515,858
*	Issuer Direct Corp.	19,640	414,993
*	Iteris, Inc.	222,604	667,812
#*	Itron, Inc.	323,324	15,807,310
#*	Jamf Holding Corp.	12,956	306,669
*	Key Tronic Corp.	73,280	320,966
*	Kimball Electronics, Inc.	188,008	3,886,125
*	Knowles Corp.	647,890	8,908,487
#	Kulicke & Soffa Industries, Inc.	376,040	15,771,118
*	KVH Industries, Inc.	119,493	1,282,160
*	Kyndryl Holdings, Inc.	349,245	3,377,199
#*	Lantronix, Inc.	208,862	1,054,753
*	Lattice Semiconductor Corp.	698,136	33,866,577
*	LGL Group, Inc.	15,751	82,063
	Littelfuse, Inc.	35,761	7,876,360
*	LiveRamp Holdings, Inc.	428,020	7,858,447
#*	Lumentum Holdings, Inc.	265,375	19,757,169
*	Luna Innovations, Inc.	170,550	885,154
*	MACOM Technology Solutions Holdings, Inc., Class H	254,984	14,755,924
*	Magnachip Semiconductor Corp.	170,375	1,695,231

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Marqeta, Inc., Class A	616,328	$4,856,665
#	Maximus, Inc.	72,356	4,462,195
*	MaxLinear, Inc.	409,504	12,645,484
*	MeridianLink, Inc.	5,646	101,628
#	Methode Electronics, Inc.	269,180	11,098,291
#*	Mitek Systems, Inc.	225,346	2,548,663
#*	Model N, Inc.	74,329	2,824,502
	M-Tron Industries, Inc.	7,875	81,113
#*	N-Able, Inc.	84,409	914,149
#*	Napco Security Technologies, Inc.	407,368	11,577,399
#	National Instruments Corp.	400,274	15,282,461
*	NCR Corp.	263,208	5,595,802
*	Neonode, Inc.	9,943	36,292
*	NETGEAR, Inc.	184,524	3,625,897
#*	NetScout Systems, Inc.	548,651	19,707,544
*	NetSol Technologies, Inc.	57,026	175,070
	Network-1 Technologies, Inc.	135,577	328,096
#*	nLight, Inc.	93,205	1,003,818
#*	Novanta, Inc.	254,279	35,955,051
#	NVE Corp.	20,275	1,257,253
#*	Olo, Inc., Class A	102,548	903,448
#*	ON24, Inc.	51,531	419,462
*	One Stop Systems, Inc.	4,116	13,254
*	OneSpan, Inc.	54,862	602,933
*	Onto Innovation, Inc.	287,368	19,207,677
*	Optical Cable Corp.	19,296	68,887
*	OSI Systems, Inc.	137,135	11,269,754
#*	PAR Technology Corp.	45,331	1,304,626
*	Paya Holdings, Inc.	149,577	1,202,599
#*	Paymentus Holdings, Inc., Class A	2,369	24,638
#	PC Connection, Inc.	123,861	6,581,974
	PC-Tel, Inc.	143,581	667,652
*	PDF Solutions, Inc.	271,611	6,404,587
*	Perficient, Inc.	254,423	17,038,708
#*	PFSweb, Inc.	210,116	2,010,810
#*	Photronics, Inc.	475,289	7,709,188
#*	Pixelworks, Inc.	104,542	147,404
*	Plexus Corp.	235,023	23,126,263
	Power Integrations, Inc.	433,937	28,947,937
#*	Powerfleet, Inc.	21,307	56,464
#*	PowerSchool Holdings, Inc., Class A	34,545	690,900
#	Progress Software Corp.	321,160	16,388,795
*	Qualys, Inc.	271,023	38,637,039
*	Rambus, Inc.	632,279	19,069,535
*	RF Industries Ltd.	81,913	443,149
#*	Ribbon Communications, Inc.	27,346	72,467
#	Richardson Electronics Ltd.	89,564	2,157,597
#*	Rimini Street, Inc.	158,070	886,773
*	Rogers Corp.	125,982	29,647,344
*	Sanmina Corp.	516,878	28,971,012
	Sapiens International Corp. NV	68,729	1,351,899
*	ScanSource, Inc.	184,797	5,725,011
#*	SecureWorks Corp., Class A	14,307	117,031
*	SEMrush Holdings, Inc., Class A	2,112	25,830
*	Semtech Corp.	464,787	12,869,952
#*	Shift4 Payments, Inc., Class A	79,936	3,674,658
#*	ShotSpotter, Inc.	36,499	1,386,962
*	SigmaTron International, Inc.	7,390	34,955
#*††	Silicon Graphics, Inc.	10,199	0

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Silicon Laboratories, Inc.	157,490	$18,098,751
#*	SMART Global Holdings, Inc.	365,586	4,946,379
*	Socket Mobile, Inc.	46,860	90,908
*	SolarWinds Corp.	519,486	4,846,804
*	SPS Commerce, Inc.	133,444	16,883,335
#*	Squarespace, Inc., Class A	53,087	1,179,062
#*	SRAX, Inc.	73,861	121,132
»††	SRAX, Inc.	70,653	11,304
*	StarTek, Inc.	49,403	181,309
#*	Stratasys Ltd.	175,593	2,540,831
*	Sumo Logic, Inc.	191,831	1,479,017
*	Super Micro Computer, Inc.	232,006	16,145,298
	Switch, Inc., Class A	212,237	7,226,670
*	Synaptics, Inc.	264,687	23,451,268
*	Telos Corp.	60,452	640,791
#*	Teradata Corp.	232,370	7,340,568
#*	Terawulf, Inc.	10,011	11,413
*	TESSCO Technologies, Inc.	66,191	316,393
#*	TransAct Technologies, Inc.	55,883	226,885
#*	Trio-Tech International	12,740	61,916
	TTEC Holdings, Inc.	370,224	16,463,861
*	TTM Technologies, Inc.	771,401	11,810,149
#*	Tucows, Inc., Class A	7,050	316,898
#*	Turtle Beach Corp.	20,662	161,164
#*	Ultra Clean Holdings, Inc.	343,883	10,698,200
#*	Unisys Corp.	119,054	1,011,959
	Universal Display Corp.	17,040	1,622,549
#*	Usio, Inc.	44,719	92,121
#*	Veeco Instruments, Inc.	274,154	4,997,827
*	Verint Systems, Inc.	376,528	13,340,387
#*	Verra Mobility Corp.	345,046	5,889,935
#*	Vertex, Inc., Class A	19,718	355,318
#*	Viasat, Inc.	170,633	6,989,128
*	Viavi Solutions, Inc.	1,284,624	19,397,822
	Vishay Intertechnology, Inc.	970,177	20,286,401
*	Vishay Precision Group, Inc.	96,551	3,258,596
	Vontier Corp.	3,970	75,827
	Western Union Co.	481,387	6,503,538
*	WEX, Inc.	18,047	2,962,235
*	Wireless Telecom Group, Inc.	83,275	125,745
	Xerox Holdings Corp.	656,122	9,599,065
	Xperi, Inc.	171,116	2,390,491
*	Yext, Inc.	93,611	498,011

TOTAL INFORMATION TECHNOLOGY			1,619,571,885

MATERIALS — (5.6%)
*	Advanced Emissions Solutions, Inc.	28,209	80,960
	AdvanSix, Inc.	168,417	6,127,010
#*	AgroFresh Solutions, Inc.	13,446	36,573
#	Alpha Metallurgical Resources, Inc.	49,862	8,419,199
#	American Vanguard Corp.	238,372	5,546,916
#*	Ampco-Pittsburgh Corp.	20,596	62,818
*	Arconic Corp.	239,338	4,968,657
*	Ascent Industries Co.	65,246	949,329
	Ashland, Inc.	262,464	27,537,723
#*	Aspen Aerogels, Inc.	12,311	156,103
#*	ATI, Inc.	622,069	18,512,773
	Avient Corp.	514,455	17,743,553
*	Axalta Coating Systems Ltd.	366,224	8,540,344

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Balchem Corp.	231,262	$32,330,428
*	Bioceres Crop Solutions Corp.	1,238	17,901
#	Cabot Corp.	374,530	27,520,464
	Caledonia Mining Corp. PLC	2,463	26,822
#	Carpenter Technology Corp.	340,979	12,752,615
#*	Century Aluminum Co.	335,186	2,416,691
	Chase Corp.	59,188	5,576,102
	Chemours Co.	448,712	12,846,625
*	Clearwater Paper Corp.	94,336	4,196,065
#*	Coeur Mining, Inc.	233,347	882,052
#	Commercial Metals Co.	878,039	39,950,775
*	Core Molding Technologies, Inc.	56,365	558,577
	Eagle Materials, Inc.	153,806	18,812,012
*	Ecovyst, Inc.	306,868	3,053,337
#	Element Solutions, Inc.	1,868,610	32,140,092
#*	Ferroglobe PLC	283,854	1,654,869
	Fortitude Gold Corp.	181,671	1,017,358
#	Friedman Industries, Inc.	81,854	785,798
	FutureFuel Corp.	85,904	587,583
	Glatfelter Corp.	102,047	288,793
	Graphic Packaging Holding Co.	1,309,040	30,055,558
#	Greif, Inc., Class A	206,029	13,641,180
#	Greif, Inc., Class B	25,069	1,775,136
	Hawkins, Inc.	194,005	8,736,045
#	Haynes International, Inc.	116,636	5,704,667
	HB Fuller Co.	345,983	24,118,475
#	Hecla Mining Co.	2,676,101	12,229,782
	Huntsman Corp.	230,467	6,167,297
#††	IKONICS Corp.	10,011	53,058
*	Ingevity Corp.	135,630	9,123,830
	Innospec, Inc.	188,998	18,897,910
#*	Intrepid Potash, Inc.	80,327	3,634,797
#	Kaiser Aluminum Corp.	150,650	12,171,014
	Koppers Holdings, Inc.	155,448	3,879,982
#	Kronos Worldwide, Inc.	62,198	590,881
#*	Livent Corp.	658,115	20,776,691
#	Louisiana-Pacific Corp.	649,884	36,815,929
#*	LSB Industries, Inc.	366,577	6,462,753
#	Materion Corp.	112,144	9,611,862
#	Mativ Holdings, Inc.	376,197	8,930,917
#	Mercer International, Inc.	506,921	6,802,880
	Minerals Technologies, Inc	252,278	13,877,813
#*	MP Materials Corp.	239,485	7,194,129
	Myers Industries, Inc.	350,243	7,106,430
	NewMarket Corp.	8,606	2,619,150
	Northern Technologies International Corp.	71,145	985,358
#*	O-I Glass, Inc.	360,598	5,881,353
	Olin Corp.	694,011	36,747,882
#	Olympic Steel, Inc.	86,079	2,342,210
#	Orion Engineered Carbons SA	256,150	4,088,154
#	Pactiv Evergreen, Inc.	111,422	1,215,614
#	Quaker Chemical Corp.	17,872	2,906,702
#	Ramaco Resources, Inc.	22,134	249,893
*	Rayonier Advanced Materials, Inc.	365,551	1,663,257
*	Resolute Forest Products, Inc.	595,780	12,398,182
	Royal Gold, Inc.	15,238	1,447,001
	Ryerson Holding Corp.	401,513	13,470,761
	Schnitzer Steel Industries, Inc., Class A	208,517	5,627,874
#	Sensient Technologies Corp.	293,903	21,002,308

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
#	Silgan Holdings, Inc.	656,892	$31,110,405
*	Smith-Midland Corp.	5,979	137,637
	Sonoco Products Co.	151,949	9,432,994
	Stepan Co.	176,032	18,384,782
#*	Summit Materials, Inc., Class A	619,690	16,328,832
	SunCoke Energy, Inc.	206,835	1,501,622
	Sylvamo Corp.	78,992	3,805,045
*	TimkenSteel Corp.	345,548	6,026,357
	Tredegar Corp.	71,162	774,954
#	TriMas Corp.	331,524	7,575,323
#	Trinseo PLC	55,999	1,053,901
	Tronox Holdings PLC, Class A	524,932	6,299,184
*	U.S. Gold Corp.	17,209	63,501
#	U.S. Steel Corp.	1,031,205	20,995,334
#	United States Lime & Minerals, Inc.	41,843	5,278,494
*	Universal Stainless & Alloy Products, Inc.	42,974	315,859
	Valvoline, Inc.	1,130,165	33,181,644
*	Venator Materials PLC	76,774	70,632
	Warrior Met Coal, Inc.	172,367	6,401,710
#	Worthington Industries, Inc.	335,502	15,956,475

TOTAL MATERIALS			861,796,317

REAL ESTATE — (0.4%)
#*	Altisource Portfolio Solutions SA	9,234	105,637
#*	AMREP Corp.	8,253	99,861
#*	Anywhere Real Estate, Inc.	316,135	2,348,883
*	CKX Lands, Inc.	5,107	54,849
*	Comstock Holding Cos., Inc.	23,978	93,754
#*	Cushman & Wakefield PLC	77,356	893,462
#	Douglas Elliman, Inc.	57,861	267,318
#*	Five Point Holdings LLC, Class A	52,870	120,544
#*	Forestar Group, Inc.	161,395	1,868,954
*	FRP Holdings, Inc.	94,631	5,737,478
*	Howard Hughes Corp.	29,201	1,791,481
*	InterGroup Corp.	1,407	69,407
*»	JW Mays, Inc.	200	8,836
	Kennedy-Wilson Holdings, Inc.	920,828	15,294,953
#	Marcus & Millichap, Inc.	262,299	9,663,095
*	Maui Land & Pineapple Co., Inc.	99,222	843,387
	Newmark Group, Inc., Class A	176,105	1,442,300
*	Rafael Holdings, Inc., Class B	72,184	127,766
	RE/MAX Holdings, Inc., Class A	76,817	1,494,859
	RMR Group, Inc., Class A	82,157	2,248,637
#	St. Joe Co.	281,431	9,999,243
#	Stratus Properties, Inc.	56,858	1,680,723
*	Tejon Ranch Co.	154,744	2,621,363

TOTAL REAL ESTATE			58,876,790

UTILITIES — (3.0%)
#	ALLETE, Inc.	234,578	13,199,704
	American States Water Co.	263,790	23,862,443
	Artesian Resources Corp., Class A	89,685	4,688,732
#	Atlantica Sustainable Infrastructure PLC	306,250	8,486,188
	Avista Corp.	465,167	19,085,802
#	Black Hills Corp.	266,411	17,415,287
#*	Cadiz, Inc.	6,609	12,888
#	California Water Service Group	394,285	24,469,327
	Chesapeake Utilities Corp.	135,606	16,866,674

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
UTILITIES — (Continued)
	Clearway Energy, Inc., Class A	197,507	$6,385,401
#	Clearway Energy, Inc., Class C	346,807	12,048,075
	Consolidated Water Co. Ltd.	109,567	2,011,650
	Genie Energy Ltd., Class B	181,498	1,773,235
	Hawaiian Electric Industries, Inc.	373,334	14,201,625
	IDACORP, Inc.	72,880	7,630,536
	MGE Energy, Inc.	271,952	18,517,212
#	Middlesex Water Co.	132,725	11,874,906
	National Fuel Gas Co.	221,609	14,956,391
#	New Jersey Resources Corp.	569,998	25,444,711
#	Northwest Natural Holding Co.	215,501	10,363,443
#	NorthWestern Corp.	344,149	18,181,392
	OGE Energy Corp.	77,385	2,834,613
#	ONE Gas, Inc.	171,225	13,266,513
#	Ormat Technologies, Inc.	281,687	25,478,589
#	Otter Tail Corp.	317,590	21,411,918
	PNM Resources, Inc.	635,715	29,541,676
#	Portland General Electric Co.	345,137	15,510,457
*	Pure Cycle Corp.	124,774	1,076,800
#	RGC Resources, Inc.	24,161	518,253
#	SJW Group	171,818	12,144,096
#	South Jersey Industries, Inc.	337,682	11,707,435
	Southwest Gas Holdings, Inc.	218,240	15,946,797
#	Spire, Inc.	316,622	22,103,382
#*	Sunnova Energy International, Inc.	269,336	4,993,489
	Unitil Corp.	121,608	6,409,958
#	Via Renewables, Inc.	84,005	587,195
	York Water Co.	137,539	5,991,199

TOTAL UTILITIES			460,997,992

TOTAL COMMON STOCKS			13,790,647,132

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	22,017	487,236

CONSUMER DISCRETIONARY — (0.0%)
#	Qurate Retail, Inc., 8.000%	8,794	424,047

INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	132,442	3,575,934

TOTAL PREFERRED STOCKS			4,487,217

RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*»	Biocept, Inc. Warrants 08/02/23	479,820	0

INDUSTRIALS — (0.0%)
#††	Contra Communications, Inc.	5,954	26,316

TOTAL RIGHTS/WARRANTS			26,316

TOTAL INVESTMENT SECURITIES (Cost $7,784,404,921)			13,795,160,665

TEMPORARY CASH INVESTMENTS — (0.6%)
	State Street Institutional U.S. Government Money Market Fund 3.010%	92,669,607	92,669,607

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (10.0%)
@§ The DFA Short Term Investment Fund	133,261,268	$1,540,633,516

TOTAL INVESTMENTS — (100.0%) (Cost $9,418,213,618)		$15,428,463,788

As of October 31, 2022, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	470	12/16/22	$87,334,270	$91,250,500	$3,916,230

Total Futures Contracts			$87,334,270	$91,250,500	$3,916,230

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$372,314,690	$56,077	—		$372,370,767
Consumer Discretionary	1,672,480,554	—	$30,891		1,672,511,445
Consumer Staples	604,843,422	176,637	—		605,020,059
Energy	857,767,129	—	—		857,767,129
Financials	3,039,078,133	191,637	—		3,039,269,770
Health Care	1,433,468,839	462	7,213,056		1,440,682,357
Industrials	2,801,772,518	10,103	—		2,801,782,621
Information Technology	1,619,560,581	—	11,304		1,619,571,885
Materials	861,743,259	—	53,058		861,796,317
Real Estate	58,867,954	8,836	—		58,876,790
Utilities	460,997,992	—	—		460,997,992
Preferred Stocks
Communication Services	487,236	—	—		487,236
Consumer Discretionary	424,047	—	—		424,047
Industrials	3,575,934	—	—		3,575,934
Rights/Warrants
Industrials	—	—	26,316		26,316
Temporary Cash Investments	92,669,607	—	—		92,669,607
Securities Lending Collateral	—	1,540,633,516	—		1,540,633,516
Futures Contracts**	3,916,230	—	—		3,916,230

TOTAL	$13,883,968,125	$1,541,077,268	$7,334,625	^	$15,432,380,018

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. MICRO CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value†
COMMON STOCKS — (91.5%)
COMMUNICATION SERVICES — (2.4%)
*	AMC Networks, Inc., Class A	33,208	$747,512
*	Anterix, Inc.	28,257	1,083,656
	ATN International, Inc.	151,166	6,518,278
#*	Audacy, Inc., Class A	126,231	43,625
*	Ballantyne Strong, Inc.	72,905	182,992
#*	Boston Omaha Corp., Class A	113,953	3,175,870
*	Cars.com, Inc.	369,038	5,122,247
#*	Cinemark Holdings, Inc.	50,376	534,489
	Cogent Communications Holdings, Inc.	54,936	2,884,689
#*	comScore, Inc.	187,090	226,379
*	Consolidated Communications Holdings, Inc.	214,189	1,107,357
#*	Cumulus Media, Inc., Class A	53,724	395,946
#*	Daily Journal Corp.	2,692	722,129
#	DallasNews Corp.	18,226	87,485
*	DHI Group, Inc.	250,811	1,605,190
*	Dolphin Entertainment, Inc.	5,243	15,624
#*	EchoStar Corp., Class A	32,472	612,747
#*	Emerald Holding, Inc.	94,906	316,986
	Entravision Communications Corp., Class A	810,206	3,791,764
*	EW Scripps Co., Class A	537,164	7,622,357
*	Gaia, Inc.	35,556	83,201
*	Gogo, Inc.	87,726	1,247,464
	Gray Television, Inc.	596,599	8,441,876
	Gray Television, Inc., Class A	11,931	150,808
*	Harte Hanks, Inc.	18,056	207,102
*	IDT Corp., Class B	243,518	6,346,079
#*	IMAX Corp.	198,544	2,527,465
*	Insignia Systems, Inc.	4,206	23,764
	John Wiley & Sons, Inc., Class A	108,250	4,567,067
#*	Lee Enterprises, Inc.	6,721	127,565
*	Liberty Latin America Ltd., Class A	86,231	670,877
#*	Liberty Latin America Ltd., Class C	392,596	3,058,323
#*	Liberty Media Corp.-Liberty Braves, Class A	55,458	1,768,556
#*	Liberty Media Corp.-Liberty Braves, Class C	194,391	6,057,224
*	LICT Corp.	1	13,390
#*	Lions Gate Entertainment Corp., Class A	274,249	2,210,447
#*	Lions Gate Entertainment Corp., Class B	276,503	2,098,658
#*	Madison Square Garden Entertainment Corp.	37,566	1,841,861
#*	Magnite, Inc.	10,081	73,490
#	Marcus Corp.	171,376	2,577,495
*	Ooma, Inc.	81,305	1,319,580
*»	Pegasus Cos., Inc.	41	2,460
#*	PubMatic, Inc., Class A	207,232	3,605,837
*	QuinStreet, Inc.	282,099	3,218,750
#*	Reading International, Inc., Class A	128,253	450,168
#*»	Reading International, Inc., Class B	11,620	231,703
	Saga Communications, Inc., Class A	21,155	488,680
	Scholastic Corp.	156,848	5,982,183
#*	Sciplay Corp., Class A	85,691	1,198,817
#	Shenandoah Telecommunications Co.	380,425	8,620,430
	Shutterstock, Inc.	183,810	9,196,014
#	Sinclair Broadcast Group, Inc., Class A	43,259	770,443
	Spok Holdings, Inc.	68,707	603,935
#*	TechTarget, Inc.	192,094	12,399,668
#	Telephone & Data Systems, Inc.	687,957	11,695,269

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Telesat Corp.	16,289	$141,877
#*	Thryv Holdings, Inc.	43,781	895,759
*	Townsquare Media, Inc., Class A	107,262	810,901
#*	Travelzoo	28,054	146,161
#*	TripAdvisor, Inc.	204,627	4,833,290
*	TrueCar, Inc.	287,591	517,664
*	U.S. Cellular Corp.	119,658	3,729,740
*	Urban One, Inc.	63,869	317,429
*	Urban One, Inc.	30,717	185,223
*	WideOpenWest, Inc.	143,376	1,965,685
*	Yelp, Inc.	323,375	12,420,834
*	Zedge, Inc., Class B	24,863	52,710

TOTAL COMMUNICATION SERVICES			166,691,244

CONSUMER DISCRETIONARY — (10.8%)
#	Cheesecake Factory, Inc.	321,746	11,521,724
#*	1-800-Flowers.com, Inc., Class A	229,669	1,674,287
*	Abercrombie & Fitch Co., Class A	309,087	5,433,749
#	Academy Sports & Outdoors, Inc.	43,760	1,926,753
#	Acushnet Holdings Corp.	147,332	6,861,251
*	Adient PLC	82,346	2,880,463
#*	Adtalem Global Education, Inc.	262,782	10,958,009
	AMCON Distributing Co.	5,890	1,101,430
*	American Axle & Manufacturing Holdings, Inc.	468,804	4,542,711
	American Eagle Outfitters, Inc.	116,588	1,324,440
*	American Outdoor Brands, Inc.	73,967	659,786
#*	America’s Car-Mart, Inc.	61,632	4,213,164
#*	AMMO, Inc.	6,487	21,083
	Ark Restaurants Corp.	36,613	756,425
	Arko Corp.	324,456	3,325,674
#*	Bally’s Corp.	3,142	70,821
#*	Barnes & Noble Education, Inc.	124,095	346,225
	Bassett Furniture Industries, Inc.	83,006	1,509,049
*	Beazer Homes USA, Inc.	70,458	796,880
*	Biglari Holdings, Inc., Class A	794	528,010
*	Biglari Holdings, Inc., Class B	9,557	1,318,388
*	BJ’s Restaurants, Inc.	172,984	5,682,524
#	Bloomin’ Brands, Inc.	558,653	13,413,259
#	Bluegreen Vacations Holding Corp.	10,320	178,639
#*	Boot Barn Holdings, Inc.	218,493	12,410,402
*	Brinker International, Inc.	116,774	3,899,084
#	Buckle, Inc.	230,965	9,083,853
	Build-A-Bear Workshop, Inc.	136,220	2,396,110
#	Caleres, Inc.	252,999	6,914,463
	Camping World Holdings, Inc., Class A	2,784	77,479
#	Canterbury Park Holding Corp.	10,905	238,274
	Carriage Services, Inc.	184,714	4,508,869
*	Carrols Restaurant Group, Inc.	253,432	443,506
#	Carter’s, Inc.	114,115	7,744,985
	Cato Corp., Class A	147,600	1,757,916
*	Cavco Industries, Inc.	67,389	15,275,065
*	Century Casinos, Inc.	11,409	90,702
	Century Communities, Inc.	212,216	9,445,734
*	Chegg, Inc.	275,918	5,951,551
*	Chico’s FAS, Inc.	506,197	2,976,438
#*	Children’s Place, Inc.	28,389	1,149,187
*	Chuy’s Holdings, Inc.	120,127	3,519,721
#*	Citi Trends, Inc.	82,951	1,875,522
#*	Conn’s, Inc.	91,116	748,062

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Container Store Group, Inc.	289,654	$1,572,821
»††	Contra Zagg, Inc.	155,163	13,965
*	Coursera, Inc.	44,909	578,877
#	Cracker Barrel Old Country Store, Inc.	72,758	8,310,419
	Crown Crafts, Inc.	12,250	70,805
	Culp, Inc.	149,674	751,363
	Dana, Inc.	361,323	5,766,715
#*	Dave & Buster’s Entertainment, Inc.	310,663	12,379,921
*	Delta Apparel, Inc.	77,427	1,169,922
*	Denny’s Corp.	265,953	3,013,247
	Designer Brands, Inc., Class A	391,527	5,962,956
#*	Destination XL Group, Inc.	169,358	1,131,311
#	Dillard’s, Inc., Class A	10,351	3,403,305
#	Dine Brands Global, Inc.	94,154	6,787,562
*	Dorman Products, Inc.	67,993	5,549,589
	Educational Development Corp.	72,586	181,465
	El Pollo Loco Holdings, Inc.	259,561	2,605,992
#	Escalade, Inc.	71,194	773,167
#	Ethan Allen Interiors, Inc.	227,675	5,826,203
#	European Wax Center, Inc., Class A	97,212	1,397,909
#*	Everi Holdings, Inc.	329,857	6,260,686
*	Fiesta Restaurant Group, Inc.	229,976	1,593,734
	Flanigan’s Enterprises, Inc.	21,606	593,733
#	Flexsteel Industries, Inc.	53,271	818,775
	Foot Locker, Inc.	171,156	5,425,645
#	Franchise Group, Inc.	61,149	1,855,872
*	frontdoor, Inc.	369,784	8,157,435
*	Full House Resorts, Inc.	17,810	124,848
#*	Funko, Inc., Class A	265,687	5,486,437
*	Garrett Motion, Inc.	74,894	497,296
*	Genesco, Inc.	114,985	5,408,894
*	Gentherm, Inc.	225,299	13,161,968
*	G-III Apparel Group Ltd.	72,682	1,417,299
#*	GoPro, Inc., Class A	374,571	2,041,412
	Graham Holdings Co., Class B	13,765	8,587,571
*	Grand Canyon Education, Inc.	76,485	7,696,686
*	Green Brick Partners, Inc.	192,927	4,462,401
	Group 1 Automotive, Inc.	109,460	18,936,580
	Guess?, Inc.	473,394	8,038,230
	Hamilton Beach Brands Holding Co., Class A	90,877	1,070,531
#	Haverty Furniture Cos., Inc.	120,317	3,198,026
	Haverty Furniture Cos., Inc., Class A	18,389	497,239
#	Hibbett, Inc.	87,179	5,441,713
	Hooker Furnishings Corp.	39,041	589,519
#*	Horizon Global Corp.	58,197	37,246
#*	Hovnanian Enterprises, Inc., Class A	2,222	89,613
#*	Inspired Entertainment, Inc.	16,181	165,693
	Installed Building Products, Inc.	111,886	9,622,196
*	iRobot Corp.	118,580	6,699,770
*	J Jill, Inc.	15,722	324,659
#	Jack in the Box, Inc.	130,828	11,542,954
	JOANN, Inc.	10,862	57,460
	Johnson Outdoors, Inc., Class A	69,221	3,642,409
	KB Home	82,438	2,375,863
#	Kontoor Brands, Inc.	103,325	3,688,702
*	Koss Corp.	115,127	771,351
#	Krispy Kreme, Inc.	9,910	142,208
#*	Kura Sushi USA, Inc., Class A	3,460	273,444
*	Lakeland Industries, Inc.	54,204	641,233

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Lands’ End, Inc.	3,346	$35,066
#*	Landsea Homes Corp.	8,989	43,687
	Laureate Education, Inc., Class A	847,559	10,713,146
*††	Lazare Kaplan International, Inc.	81,643	0
	La-Z-Boy, Inc.	328,859	8,145,837
#	LCI Industries	53,946	5,724,210
#*††	Lear Corp.	498,411	0
*	Legacy Housing Corp.	11,191	207,705
#*	Leslie’s, Inc.	298,081	4,185,057
#*	LGI Homes, Inc.	10,900	1,003,345
	Lifetime Brands, Inc.	207,329	1,775,773
#*	Lincoln Educational Services Corp.	55,387	307,398
#*	Liquidity Services, Inc.	214,616	3,687,103
*	Live Ventures, Inc.	1,917	46,200
#*	LL Flooring Holdings, Inc.	21,336	177,516
#*	Lovesac Co.	1,848	44,980
*	M/I Homes, Inc.	121,927	5,058,751
#*	Malibu Boats, Inc., Class A	132,182	6,992,428
#	Marine Products Corp.	185,819	1,858,190
#*	MarineMax, Inc.	156,654	5,061,491
*	MasterCraft Boat Holdings, Inc.	63,025	1,371,424
	MDC Holdings, Inc.	45,914	1,398,540
*	Modine Manufacturing Co.	298,060	5,341,235
#*	Monarch Casino & Resort, Inc.	27,353	2,172,102
#	Monro, Inc.	131,150	6,262,412
#*	Motorcar Parts of America, Inc.	138,819	2,637,561
	Movado Group, Inc.	126,566	4,185,538
	Nathan’s Famous, Inc.	53,185	3,470,321
#*	National Vision Holdings, Inc.	95,714	3,545,247
	Nobility Homes, Inc.	10,977	272,175
*	Noodles & Co.	65,199	379,458
#	Nordstrom, Inc.	61,688	1,254,734
*	ODP Corp.	354,824	14,040,386
#*	Ollie’s Bargain Outlet Holdings, Inc.	66,652	3,732,512
*	ONE Group Hospitality, Inc.	12,029	89,977
*	OneSpaWorld Holdings Ltd.	244,295	2,215,756
#*	OneWater Marine, Inc., Class A	5,293	174,669
#	Oxford Industries, Inc.	129,087	13,132,020
#	Papa John’s International, Inc.	73,037	5,304,677
	Patrick Industries, Inc.	161,967	7,403,512
*	Perdoceo Education Corp.	538,380	6,153,683
#	PetMed Express, Inc.	151,729	3,234,862
*	Playa Hotels & Resorts NV	296,138	1,827,171
*	PlayAGS, Inc.	68,953	463,364
*	Poshmark, Inc., Class A	138,817	2,479,272
*	Potbelly Corp.	25,576	127,368
*»	QEP Co., Inc.	8,890	139,573
#	RCI Hospitality Holdings, Inc.	32,826	2,771,499
#	Rent-A-Center, Inc.	343,482	7,161,600
	Rocky Brands, Inc.	50,650	997,045
	Ruth’s Hospitality Group, Inc.	263,741	5,480,538
#*	Sally Beauty Holdings, Inc.	659,698	8,384,762
#*	Shake Shack, Inc., Class A	127,723	7,097,567
#	Shoe Carnival, Inc.	203,740	4,885,685
#	Signet Jewelers Ltd.	218,048	14,225,452
*	Six Flags Entertainment Corp.	23,717	528,889
*	Skyline Champion Corp.	160,431	9,338,688
#*	Sleep Number Corp.	188,376	5,225,550
#	Smith & Wesson Brands, Inc.	335,382	3,786,463

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Sonic Automotive, Inc., Class A	240,130	$11,226,077
*	Sportsman’s Warehouse Holdings, Inc.	66,623	598,275
	Standard Motor Products, Inc.	171,372	6,500,140
	Steven Madden Ltd.	114,955	3,433,706
*	Stoneridge, Inc.	235,367	4,912,109
#	Strategic Education, Inc.	107,246	7,399,974
*	Strattec Security Corp.	33,460	869,960
*	Stride, Inc.	307,962	10,319,807
	Superior Group of Cos., Inc.	112,673	1,117,716
*	Superior Industries International, Inc.	135,715	621,575
*	Sypris Solutions, Inc.	3,453	6,941
*	Taylor Morrison Home Corp.	385,534	10,154,966
#*	Tenneco, Inc., Class A	161,394	3,179,462
#	Tile Shop Holdings, Inc.	35,036	138,042
#	Tilly’s, Inc., Class A	86,953	770,404
*	Toughbuilt Industries, Inc.	8,001	16,562
*	TravelCenters of America, Inc.	42,610	2,709,144
*	Tri Pointe Homes, Inc.	625,733	10,481,028
*	Unifi, Inc.	95,907	874,672
*	Universal Electronics, Inc.	123,302	2,516,594
#*	Universal Technical Institute, Inc.	155,520	1,073,088
#*	Urban Outfitters, Inc.	349,230	8,332,628
#*	Vacasa, Inc., Class A	31,533	115,095
#*	Victoria’s Secret & Co.	67,495	2,537,812
#*	Vista Outdoor, Inc.	499,839	14,515,325
*	Visteon Corp.	58,031	7,571,305
#*	Vivint Smart Home, Inc.	47,400	362,610
*	VOXX International Corp.	88,009	814,083
	Weyco Group, Inc.	79,560	2,055,035
	Winmark Corp.	42,095	10,592,786
#	Winnebago Industries, Inc.	191,418	11,425,740
	Wolverine World Wide, Inc.	124,708	2,136,248
#*	XPEL, Inc.	50,486	3,493,126
#*	Zumiez, Inc.	202,338	4,538,441

TOTAL CONSUMER DISCRETIONARY			755,408,158

CONSUMER STAPLES — (4.8%)
	Alico, Inc.	63,367	1,940,298
	Andersons, Inc.	246,851	8,706,435
*	BellRing Brands, Inc.	83,844	2,030,702
*	Bridgford Foods Corp.	72,953	869,600
	Calavo Growers, Inc.	126,412	4,372,591
	Cal-Maine Foods, Inc.	218,681	12,357,663
*	Central Garden & Pet Co.	69,768	2,879,325
*	Central Garden & Pet Co., Class A	280,783	10,989,847
*	Chefs’ Warehouse, Inc.	277,666	10,170,906
	Coca-Cola Consolidated, Inc.	11,354	5,529,512
#	Coffee Holding Co., Inc.	31,890	73,028
#*	Duckhorn Portfolio, Inc.	183,079	2,676,615
#	Edgewell Personal Care Co.	360,314	14,120,706
*	elf Beauty, Inc.	275,253	11,907,445
#	Energizer Holdings, Inc.	239,231	6,911,384
#*	Farmer Bros Co.	111,222	667,332
	Fresh Del Monte Produce, Inc.	240,655	6,276,282
#*	Freshpet, Inc.	40,030	2,359,768
*	Grocery Outlet Holding Corp.	95,045	3,285,706
*	Herbalife Nutrition Ltd.	106,068	2,255,006
#*	HF Foods Group, Inc.	13,213	61,176
#*	Honest Co., Inc.	242,736	803,456

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Hostess Brands, Inc.	659,960	$17,475,741
	Ingles Markets, Inc., Class A	123,817	11,684,610
	Inter Parfums, Inc.	227,178	18,374,157
#	J&J Snack Foods Corp.	46,553	6,871,688
	John B. Sanfilippo & Son, Inc.	72,313	6,031,627
*	Landec Corp.	257,458	2,561,707
#*	Lifeway Foods, Inc.	4,260	24,921
	Limoneira Co.	64,193	765,822
#	Medifast, Inc.	72,543	8,486,806
#	MGP Ingredients, Inc.	143,333	16,060,463
*	Natural Alternatives International, Inc.	73,124	624,479
	Natural Grocers by Vitamin Cottage, Inc.	102,429	1,177,933
*	Nature’s Sunshine Products, Inc.	163,343	1,378,615
	Nu Skin Enterprises, Inc., Class A	263,673	10,069,672
	Oil-Dri Corp. of America	56,726	1,675,119
	PriceSmart, Inc.	157,599	10,081,608
*	Rocky Mountain Chocolate Factory, Inc.	70,528	466,895
*	Seneca Foods Corp., Class A	54,757	3,455,714
*»	Seneca Foods Corp., Class B	11,120	703,006
*	Simply Good Foods Co.	242,925	9,304,027
	SpartanNash Co.	290,851	10,386,289
#*	Sprouts Farmers Market, Inc.	389,687	11,495,766
#	Tootsie Roll Industries, Inc.	149,668	6,045,091
*	TreeHouse Foods, Inc.	240,921	12,103,871
	Turning Point Brands, Inc.	25,184	593,335
*	United Natural Foods, Inc.	336,066	14,252,559
	United-Guardian, Inc.	39,576	534,672
	Universal Corp.	149,889	7,585,882
*	USANA Health Sciences, Inc.	59,203	3,108,750
#	Vector Group Ltd.	903,274	9,592,770
#	Village Super Market, Inc., Class A	74,539	1,657,747
*	Vital Farms, Inc.	22,037	291,770
#	WD-40 Co.	27,664	4,430,666
#	Weis Markets, Inc.	196,657	18,420,861
#*	Willamette Valley Vineyards, Inc.	3,868	23,672

TOTAL CONSUMER STAPLES			339,043,094

ENERGY — (7.0%)
	Adams Resources & Energy, Inc.	39,742	1,277,705
#*	Alto Ingredients, Inc.	84,421	348,659
#*	Amplify Energy Corp.	32,890	325,282
	Arch Resources, Inc.	77,264	11,766,535
	Archrock, Inc.	676,225	5,078,450
*	Ardmore Shipping Corp.	166,387	2,251,216
	Berry Corp.	288,044	2,554,950
	Brigham Minerals, Inc., Class A	207,347	6,427,757
*	Bristow Group, Inc.	92,716	2,775,917
	Cactus, Inc., Class A	133,207	6,889,466
#	California Resources Corp.	170,701	7,700,322
#*	Callon Petroleum Co.	104,112	4,576,764
#*	Centrus Energy Corp., Class A	56,049	2,651,678
	Chord Energy Corp.	118,744	18,178,519
#	Civitas Resources, Inc.	101,394	7,088,455
*	Clean Energy Fuels Corp.	805,552	5,405,254
#*	CNX Resources Corp.	1,161,237	19,520,394
*	Comstock Resources, Inc.	875,184	16,435,956
	CONSOL Energy, Inc.	141,275	8,903,151
#	Core Laboratories NV	52,994	1,031,263
#	CVR Energy, Inc.	236,183	9,225,308

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Delek U.S. Holdings, Inc.	357,775	$10,611,606
*	Denbury, Inc.	80,225	7,333,367
	DHT Holdings, Inc.	971,142	8,652,875
*	DMC Global, Inc.	54,961	1,189,356
	Dorian LPG Ltd.	226,600	4,094,662
*	Dril-Quip, Inc.	90,162	2,243,231
#*	Earthstone Energy, Inc., Class A	355,813	5,749,938
#*	Empire Petroleum Corp.	918	14,688
#	Enerflex Ltd.	84,153	435,071
	EnLink Midstream LLC	722,216	8,579,926
	Epsilon Energy Ltd.	20,249	141,136
#	Equitrans Midstream Corp.	253,932	2,138,107
	Evolution Petroleum Corp.	152,309	1,201,718
#*	Expro Group Holdings NV	83,416	1,579,065
*	Forum Energy Technologies, Inc.	24,722	652,414
*	Geospace Technologies Corp.	140,118	566,077
#*	Green Plains, Inc.	311,789	9,007,584
*	Gulf Island Fabrication, Inc.	41,086	194,748
*	Gulfport Energy Corp.	11,767	1,053,264
#*	Hallador Energy Co.	61,990	482,902
*	Helix Energy Solutions Group, Inc.	992,495	6,947,465
	Helmerich & Payne, Inc.	224,427	11,111,381
#*	Independence Contract Drilling, Inc.	16,749	72,188
#	International Seaways, Inc.	256,449	10,876,002
*	Kosmos Energy Ltd.	1,057,213	6,861,312
#*	Laredo Petroleum, Inc.	90,338	5,840,352
*	Liberty Energy, Inc., Class A	543,233	9,186,070
*	Lightbridge Corp.	4,848	25,210
	Matador Resources Co.	175,636	11,671,012
*	Mexco Energy Corp.	1,906	30,305
#*	Nabors Industries Ltd.	49,465	8,608,394
	NACCO Industries, Inc., Class A	40,634	2,298,259
*	National Energy Services Reunited Corp.	27,006	204,165
*	Natural Gas Services Group, Inc.	115,304	1,325,996
*	Newpark Resources, Inc.	725,833	2,656,549
#*	NextDecade Corp.	698	4,886
*	NexTier Oilfield Solutions, Inc.	886,784	8,938,783
#*	Noble Corp. PLC	91,161	3,285,442
	Nordic American Tankers Ltd.	181,543	560,968
#	Northern Oil & Gas, Inc.	31,710	1,082,579
*	Oceaneering International, Inc.	183,205	2,563,038
*	Oil States International, Inc.	228,864	1,480,750
*	Overseas Shipholding Group, Inc., Class A	182,815	533,820
*	Par Pacific Holdings, Inc.	310,089	7,094,836
	Patterson-UTI Energy, Inc.	926,930	16,360,314
*	PBF Energy, Inc., Class A	491,690	21,757,282
#*	Peabody Energy Corp.	556,584	13,302,358
#*	Permian Resources Corp., Class A	1,066,867	10,423,291
#	PHX Minerals, Inc.	67,946	270,425
*	PrimeEnergy Resources Corp.	917	68,775
*	ProPetro Holding Corp.	433,604	5,133,871
*	Ranger Energy Services, Inc.	2,525	26,513
#	Ranger Oil Corp., Class A	70,176	2,870,198
*	REX American Resources Corp.	154,662	4,638,313
	Riley Exploration Permian, Inc.	4,714	137,036
#*	Ring Energy, Inc.	18,458	58,881
#	RPC, Inc.	702,938	7,823,700
#*	SandRidge Energy, Inc.	47,791	902,772
	Scorpio Tankers, Inc.	281,079	13,474,927

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	SEACOR Marine Holdings, Inc.	7,854	$61,026
*	Select Energy Services, Inc., Class A	321,518	3,102,649
	SFL Corp. Ltd.	1,012,138	10,323,808
#*	SilverBow Resources, Inc.	4,039	143,263
	SM Energy Co.	232,829	10,472,648
	Solaris Oilfield Infrastructure, Inc., Class A	88,635	1,207,209
*	Talos Energy, Inc.	447,900	9,531,312
*	TechnipFMC PLC	980,476	10,383,241
*	Teekay Corp.	132,055	516,335
*	Teekay Tankers Ltd., Class A	145,803	4,591,336
*	TETRA Technologies, Inc.	557,565	2,754,371
*	Tidewater, Inc.	159,529	5,408,033
#*	Transocean Ltd.	1,372,020	5,049,034
*	U.S. Silica Holdings, Inc.	221,695	3,190,191
#	VAALCO Energy, Inc.	103,718	534,148
*	Valaris Ltd.	2,447	163,778
#*	W&T Offshore, Inc.	747,973	5,677,115
*	Weatherford International PLC	129,525	5,398,602
	World Fuel Services Corp.	305,690	7,792,038

TOTAL ENERGY			493,143,291

FINANCIALS — (20.6%)
	1st Source Corp.	198,015	11,516,552
#*	Acacia Research Corp.	142,088	566,931
#	ACNB Corp.	27,050	989,760
*	Affinity Bancshares, Inc.	847	12,290
	Alerus Financial Corp.	12,019	268,024
#	Amalgamated Financial Corp.	24,213	556,657
#	A-Mark Precious Metals, Inc.	125,454	3,815,056
*	Ambac Financial Group, Inc.	54,266	762,437
	Amerant Bancorp, Inc.	36,180	1,089,018
	American Equity Investment Life Holding Co.	330,753	14,248,839
	American National Bankshares, Inc.	62,281	2,277,616
	Ameris Bancorp	282,593	14,556,365
	AMERISAFE, Inc.	147,059	8,589,716
	AmeriServ Financial, Inc.	129,505	521,905
	Ames National Corp.	5,476	121,129
	Argo Group International Holdings Ltd.	27,965	695,490
	Arrow Financial Corp.	156,169	5,437,805
*	AssetMark Financial Holdings, Inc.	37,305	772,587
	Associated Banc-Corp.	551,269	13,423,400
#	Associated Capital Group, Inc., Class A	13,343	537,723
	Assured Guaranty Ltd.	69,855	4,134,717
#	Atlantic American Corp.	7,131	20,466
	Atlantic Union Bankshares Corp.	194,021	6,701,485
#*	Atlanticus Holdings Corp.	115,004	3,284,514
	Auburn National BanCorp, Inc.	12,735	299,273
*	Axos Financial, Inc.	277,383	10,806,842
#	B. Riley Financial, Inc.	6,890	280,285
	Banc of California, Inc.	499,092	8,324,855
#	BancFirst Corp.	239,834	22,980,894
*	Bancorp, Inc.	494,971	13,651,300
#	Bank First Corp.	1,424	122,678
	Bank of Hawaii Corp.	79,802	6,060,962
	Bank of Marin Bancorp	90,829	3,278,927
	Bank of NT Butterfield & Son Ltd.	218,874	7,559,908
#	Bank of Princeton	400	12,680
	BankFinancial Corp.	72,297	704,896
	BankUnited, Inc.	20,999	754,914

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Bankwell Financial Group, Inc.	35,557	$1,089,466
	Banner Corp.	263,148	19,670,313
	Bar Harbor Bankshares	93,972	2,820,100
	Baycom Corp.	31,838	612,245
	BCB Bancorp, Inc.	85,668	1,683,376
	Berkshire Hills Bancorp, Inc.	249,007	7,283,455
	BGC Partners, Inc., Class A	754,079	2,986,153
*	Blucora, Inc.	277,010	6,102,530
#*	Blue Foundry Bancorp	1,169	14,390
#*	Bridgewater Bancshares, Inc.	38,933	744,399
*	Brighthouse Financial, Inc.	12,918	737,230
#	BrightSphere Investment Group, Inc.	291,671	5,489,248
	Brookline Bancorp, Inc.	638,828	8,783,885
#*	BRP Group, Inc., Class A	31,503	893,110
	Business First Bancshares, Inc.	16,061	397,992
	Byline Bancorp, Inc.	106,906	2,471,667
	C&F Financial Corp.	18,341	1,037,367
»	California First Leasing Corp.	33,262	539,676
	Cambridge Bancorp	9,514	835,805
	Camden National Corp.	127,571	5,551,890
#*	Cannae Holdings, Inc.	51,629	1,195,728
	Capital Bancorp, Inc.	11,249	277,625
	Capital City Bank Group, Inc.	80,458	2,849,822
	Capitol Federal Financial, Inc.	224,497	1,836,385
	Capstar Financial Holdings, Inc.	84,864	1,500,396
#*	Carter Bankshares, Inc.	10,679	191,154
*	Carver Bancorp, Inc.	5,791	25,191
	Cathay General Bancorp	193,028	8,802,077
*»	CCUR Holdings, Inc.	11	57,750
	Central Pacific Financial Corp.	195,459	4,010,819
#	Central Valley Community Bancorp	66,253	1,232,306
	Chemung Financial Corp.	9,424	401,085
#	Citizens & Northern Corp.	73,022	1,736,463
	Citizens Community Bancorp, Inc.	6,800	86,020
#	Citizens Holding Co.	7,830	116,667
*	Citizens, Inc.	333,015	895,810
#	City Holding Co.	117,002	11,799,652
	Civista Bancshares, Inc.	77,746	1,842,580
	CNB Financial Corp.	83,438	2,120,994
#*	Coastal Financial Corp.	10,864	506,480
	Codorus Valley Bancorp, Inc.	41,470	886,629
	Cohen & Steers, Inc.	37,815	2,274,950
#	Colony Bankcorp, Inc.	45,576	628,949
#	Columbia Banking System, Inc.	292,368	9,785,557
#*	Columbia Financial, Inc.	228,616	4,695,773
	Community Financial Corp.	439	16,594
	Community Trust Bancorp, Inc.	161,814	7,652,184
#	Community West Bancshares	20,708	295,296
	ConnectOne Bancorp, Inc.	274,939	6,887,222
#*	Consumer Portfolio Services, Inc.	124,706	800,613
#	Cowen, Inc., Class A	93,086	3,594,981
#	Crawford & Co., Class A	260,411	1,559,862
	Crawford & Co., Class B	132,395	713,609
*	CrossFirst Bankshares, Inc.	67,401	937,548
*	Customers Bancorp, Inc.	162,931	5,489,145
	CVB Financial Corp.	185,227	5,319,719
	Diamond Hill Investment Group, Inc.	13,514	2,431,844
	Dime Community Bancshares, Inc.	373,533	12,898,094
	Donegal Group, Inc., Class A	159,445	2,334,275

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Donegal Group, Inc., Class B	34,951	$539,993
#*	Donnelley Financial Solutions, Inc.	155,898	6,302,956
	Eagle Bancorp Montana, Inc.	578	10,774
	Eagle Bancorp, Inc.	200,249	9,067,275
#*	Elevate Credit, Inc.	105,339	107,446
	Employers Holdings, Inc.	226,428	9,874,525
#*	Encore Capital Group, Inc.	238,170	12,127,616
*	Enova International, Inc.	275,497	10,328,383
	Enterprise Bancorp, Inc.	56,131	1,755,778
	Enterprise Financial Services Corp.	214,385	11,463,166
	Equity Bancshares, Inc., Class A	75,071	2,681,536
	Esquire Financial Holdings, Inc.	8,314	375,627
	ESSA Bancorp, Inc.	58,904	1,178,080
	Evans Bancorp, Inc.	27,164	988,226
#*	EZCORP, Inc., Class A	454,423	4,389,726
#	Farmers & Merchants Bancorp, Inc.	1,090	31,893
	Farmers National Banc Corp.	156,178	2,145,886
	FB Financial Corp.	268,027	11,246,413
	Federal Agricultural Mortgage Corp., Class A	4,200	450,492
	Federal Agricultural Mortgage Corp., Class C	80,626	9,288,115
	Federated Hermes, Inc.	244,498	8,496,305
	Fidelity D&D Bancorp, Inc.	657	30,682
	Financial Institutions, Inc.	134,797	3,212,213
	First BanCorp	1,576,127	24,887,045
	First BanCorp	253,916	11,317,036
	First Bancorp, Inc.	79,876	2,441,011
	First Bancshares, Inc.	79,514	2,603,288
	First Bank	86,343	1,357,312
	First Busey Corp.	341,729	9,025,063
	First Business Financial Services, Inc.	48,367	1,845,201
	First Capital, Inc.	350	8,579
	First Commonwealth Financial Corp.	738,487	10,589,904
	First Community Bankshares, Inc.	125,517	4,674,253
#	First Community Corp.	23,267	439,048
	First Financial Bancorp	398,546	10,390,094
	First Financial Corp.	94,219	4,568,679
	First Financial Northwest, Inc.	64,786	962,720
	First Foundation, Inc.	298,195	4,759,192
	First Hawaiian, Inc.	117,474	3,004,985
	First Internet Bancorp	44,763	1,149,961
	First Merchants Corp.	362,517	16,277,013
	First Mid Bancshares, Inc.	74,494	2,667,630
	First Northwest Bancorp	55,108	832,682
	First of Long Island Corp.	128,141	2,252,719
#	First Savings Financial Group, Inc.	474	10,736
	First United Corp.	36,939	700,733
#*	First Western Financial, Inc.	4,515	124,659
	FirstCash Holdings, Inc.	47,719	4,697,936
	Five Star Bancorp	4,294	124,569
	Flagstar Bancorp, Inc.	380,335	14,718,964
	Flushing Financial Corp.	247,058	4,867,043
	FS Bancorp, Inc.	42,376	1,228,480
	Fulton Financial Corp.	582,265	10,614,691
#*	FVCBankcorp, Inc.	7,577	153,965
*	Genworth Financial, Inc., Class A	2,085,115	9,737,487
	German American Bancorp, Inc.	157,885	6,203,302
	Glen Burnie Bancorp	1,500	13,200
	Global Indemnity Group LLC, Class A	73,324	1,772,241
	Great Southern Bancorp, Inc.	122,598	7,598,624

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Green Dot Corp., Class A	122,361	$2,328,530
*	Greenlight Capital Re Ltd., Class A	78,932	666,186
#	Guaranty Bancshares, Inc.	26,754	990,701
*	Hallmark Financial Services, Inc.	19,449	18,391
	Hanmi Financial Corp.	275,808	7,386,138
	HarborOne Bancorp, Inc.	259,956	3,959,130
	Hawthorn Bancshares, Inc.	16,524	378,978
	HBT Financial, Inc.	13,382	272,859
#	HCI Group, Inc.	100,407	3,678,912
	Heartland Financial USA, Inc.	216,731	10,689,173
	Heritage Commerce Corp.	273,118	3,905,587
	Heritage Financial Corp.	216,683	7,300,050
	Heritage Insurance Holdings, Inc.	33,268	49,902
#	Hingham Institution For Savings	14,873	3,677,349
	HMN Financial, Inc.	34,787	795,231
	Home Bancorp, Inc.	39,086	1,670,926
	HomeStreet, Inc.	184,133	4,780,093
	HomeTrust Bancshares, Inc.	60,854	1,462,322
	Hope Bancorp, Inc.	894,466	12,137,904
	Horace Mann Educators Corp.	308,547	12,175,265
	Horizon Bancorp, Inc.	292,787	4,365,454
#	Independent Bank Corp.	145,362	12,647,948
	Independent Bank Corp.	35,165	813,366
	Independent Bank Group, Inc.	180,209	11,369,386
#	International Bancshares Corp.	183,982	9,125,507
	Investar Holding Corp.	6,805	146,580
	Investors Title Co.	20,940	3,077,133
	Jackson Financial, Inc., Class A	6,355	243,778
	James River Group Holdings Ltd.	38,604	975,523
	Kearny Financial Corp.	708,351	7,182,679
	Kemper Corp.	9,423	449,194
	Kentucky First Federal Bancorp	40,640	284,480
	Kingstone Cos., Inc.	37,196	78,856
#	Lake Shore Bancorp, Inc.	4,212	55,304
	Lakeland Bancorp, Inc.	441,948	8,242,330
	Lakeland Financial Corp.	183,511	15,167,184
	Landmark Bancorp, Inc.	23,428	610,299
#	LCNB Corp.	35,724	629,100
*	LendingClub Corp.	15,054	160,175
#	Live Oak Bancshares, Inc.	156,534	5,082,659
#	Luther Burbank Corp.	78,164	987,211
	Macatawa Bank Corp.	228,743	2,454,412
#	Magyar Bancorp, Inc.	23,997	299,003
*	Maiden Holdings Ltd.	530,148	1,182,230
*	Malvern Bancorp, Inc.	16,521	240,381
#*	MBIA, Inc.	205,895	2,215,430
	Mercantile Bank Corp.	122,081	4,266,731
	Merchants Bancorp	75,716	1,813,398
#	Mercury General Corp.	52,573	1,524,617
	Meridian Corp.	858	26,418
#	Metrocity Bankshares, Inc.	21,829	485,695
*	Metropolitan Bank Holding Corp.	25,730	1,698,180
	Mid Penn Bancorp, Inc.	19,042	650,856
#	Middlefield Banc Corp.	1,832	53,128
	Midland States Bancorp, Inc.	93,299	2,616,104
	MidWestOne Financial Group, Inc.	70,913	2,382,677
*	Mr Cooper Group, Inc.	330,062	13,034,148
	MVB Financial Corp.	18,475	457,441
	National Bank Holdings Corp., Class A	248,513	10,889,840

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	National Bankshares, Inc.	1,305	$47,828
#	National Western Life Group, Inc., Class A	18,246	3,613,073
	Navient Corp.	470,913	7,129,623
	NBT Bancorp, Inc.	322,073	15,263,039
	Nelnet, Inc., Class A	61,213	5,453,466
*	NI Holdings, Inc.	25,832	350,799
*	Nicholas Financial, Inc.	57,620	406,797
*	Nicolet Bankshares, Inc.	59,275	4,522,090
*	NMI Holdings, Inc., Class A	581,320	12,748,348
#	Northeast Bank	41,747	1,757,549
#	Northfield Bancorp, Inc.	388,427	6,230,369
	Northrim BanCorp, Inc.	50,162	2,444,394
#	Northwest Bancshares, Inc.	925,551	13,938,798
	Norwood Financial Corp.	21,068	598,331
	OceanFirst Financial Corp.	401,973	9,076,550
#*	Ocwen Financial Corp.	18,229	569,474
	OFG Bancorp	404,726	11,283,761
	Ohio Valley Banc Corp.	17,238	448,188
	Old Second Bancorp, Inc.	91,321	1,461,136
	OP Bancorp	4,414	49,702
	Oppenheimer Holdings, Inc., Class A	60,831	2,093,803
#*	OptimumBank Holdings, Inc.	3,264	13,905
	Origin Bancorp, Inc.	59,857	2,473,890
	Orrstown Financial Services, Inc.	40,790	1,079,711
*	Oxbridge Re Holdings Ltd.	3,300	6,666
	Pacific Premier Bancorp, Inc.	436,115	15,878,947
#*	Palomar Holdings, Inc.	70,491	6,270,879
#	Park National Corp.	66,640	9,829,400
	Parke Bancorp, Inc.	33,509	722,454
	Pathfinder Bancorp, Inc.	100	1,861
	Pathward Financial, Inc.	287,658	12,090,266
	PCB Bancorp	7,266	134,421
	PCSB Financial Corp.	68,381	1,332,746
	Peapack-Gladstone Financial Corp.	152,335	6,027,896
	Penns Woods Bancorp, Inc.	54,091	1,304,675
#	PennyMac Financial Services, Inc.	133,589	7,122,965
	Peoples Bancorp of North Carolina, Inc.	19,604	551,853
	Peoples Bancorp, Inc.	201,131	6,088,235
	Peoples Financial Services Corp.	2,470	135,825
	Piper Sandler Cos.	134,207	17,174,470
	PJT Partners, Inc., Class A	57,749	4,296,526
	Plumas Bancorp	602	19,926
#*	Ponce Financial Group, Inc.	3,443	31,813
*	PRA Group, Inc.	336,231	11,263,738
	Preferred Bank	133,662	10,274,598
	Premier Financial Corp.	302,496	8,727,010
	Primis Financial Corp.	141,398	1,822,620
	ProAssurance Corp.	64,688	1,436,720
*	Professional Holding Corp., Class A	6,889	186,485
#	Provident Bancorp, Inc.	10,273	126,974
	Provident Financial Holdings, Inc.	70,956	968,549
	Provident Financial Services, Inc.	426,081	9,552,736
	QCR Holdings, Inc.	106,004	5,375,463
	RBB Bancorp	32,290	726,848
	Regional Management Corp.	88,592	3,008,584
	Renasant Corp.	345,294	13,939,519
	Republic Bancorp, Inc., Class A	172,853	8,011,737
#*	Republic First Bancorp, Inc.	65,213	184,553
	Riverview Bancorp, Inc.	113,459	764,714

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	S&T Bancorp, Inc.	243,419	$9,203,672
#*	Safeguard Scientifics, Inc.	66,747	236,284
	Safety Insurance Group, Inc.	116,851	10,160,194
#	Salisbury Bancorp, Inc.	18,230	474,527
	Sandy Spring Bancorp, Inc.	292,273	10,358,155
	SB Financial Group, Inc.	6,902	115,609
#	Sculptor Capital Management, Inc.	6,309	66,938
	Seacoast Banking Corp. of Florida	343,757	10,622,091
*	Security National Financial Corp., Class A	54,111	338,194
	ServisFirst Bancshares, Inc.	16,095	1,212,436
	Shore Bancshares, Inc.	62,195	1,240,168
	Sierra Bancorp	56,453	1,244,789
#	Silvercrest Asset Management Group, Inc., Class A	17,151	325,697
	Simmons First National Corp., Class A	270,952	6,467,624
*	SiriusPoint Ltd.	2,436	15,639
	SmartFinancial, Inc.	59,416	1,737,324
	Sound Financial Bancorp, Inc.	300	12,150
	South Plains Financial, Inc.	5,897	184,399
*	Southern First Bancshares, Inc.	43,830	1,958,324
	Southern Missouri Bancorp, Inc.	42,525	2,179,406
	Southside Bancshares, Inc.	254,034	8,698,124
#	Stellar Bancorp, Inc.	241,864	7,942,814
#*	Sterling Bancorp, Inc.	30,289	192,941
#	Stewart Information Services Corp.	204,051	7,949,827
#	Stock Yards Bancorp, Inc.	194,594	15,215,305
*	StoneX Group, Inc.	151,167	14,106,904
	Summit Financial Group, Inc.	53,127	1,544,402
	Summit State Bank	2,285	33,841
	Territorial Bancorp, Inc.	55,755	1,151,341
*	Texas Capital Bancshares, Inc.	74,296	4,457,760
	Timberland Bancorp, Inc.	71,416	2,115,342
	Tiptree, Inc.	258,075	3,143,353
#	Tompkins Financial Corp.	110,044	9,116,045
	Towne Bank	291,230	9,593,116
	TriCo Bancshares	226,614	13,123,217
	Trinity Capital, Inc.	5,269	62,806
*	Triumph Bancorp, Inc.	200,880	10,345,320
#*	Trupanion, Inc.	2,590	130,717
	TrustCo Bank Corp. NY	105,799	3,948,419
	Trustmark Corp.	421,873	15,427,896
#	U.S. Global Investors, Inc., Class A	32,220	93,438
*	Unico American Corp.	95,372	130,660
	Union Bankshares, Inc.	14,917	367,853
#	United Bancorp, Inc.	2,991	44,925
	United Bancshares, Inc.	8,372	158,984
	United Community Banks, Inc.	239,310	9,213,435
	United Fire Group, Inc.	180,861	4,901,333
	United Security Bancshares	51,517	356,498
	Unity Bancorp, Inc.	56,000	1,604,960
	Universal Insurance Holdings, Inc.	295,542	2,967,242
	Univest Financial Corp.	228,970	6,443,216
	Value Line, Inc.	60,790	3,258,344
	Veritex Holdings, Inc.	222,382	7,022,824
#	Victory Capital Holdings, Inc., Class A	54,555	1,577,731
	Virtus Investment Partners, Inc.	58,936	10,106,935
	Walker & Dunlop, Inc.	182,775	16,442,439
	Washington Federal, Inc.	296,664	11,480,897
	Washington Trust Bancorp, Inc.	148,405	7,197,642
	Waterstone Financial, Inc.	215,200	3,654,096

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	WesBanco, Inc.	421,523	$17,046,390
	West BanCorp, Inc.	111,358	2,502,214
	Westamerica BanCorp	126,594	7,941,242
	Western New England Bancorp, Inc.	192,033	1,680,289
	Westwood Holdings Group, Inc.	20,928	211,791
	White Mountains Insurance Group Ltd.	4,364	6,180,079
#	WisdomTree Investments, Inc.	415,673	2,257,104
#*	World Acceptance Corp.	63,898	5,189,796
	WSFS Financial Corp.	473,204	22,032,378
	WVS Financial Corp.	12,479	178,824

TOTAL FINANCIALS			1,448,336,619

HEALTH CARE — (10.3%)
#*	89bio, Inc.	20,367	194,505
	9 Meters Biopharma, Inc.	255	655
*	Abeona Therapeutics, Inc.	1,795	8,239
#*	Accolade, Inc.	86,495	932,416
#*	Accuray, Inc.	208,912	426,180
#††	Achillion Pharmaceuticals, Inc.	895,529	1,280,606
*	Aclaris Therapeutics, Inc.	12,600	196,686
*	Actinium Pharmaceuticals, Inc.	49,460	669,688
*	Adaptive Biotechnologies Corp.	158,606	1,233,955
#*	Addus HomeCare Corp.	116,046	11,885,431
#*	Adicet Bio, Inc.	135,523	2,234,774
#*	Agiliti, Inc.	37,060	647,438
#*	Agios Pharmaceuticals, Inc.	77,151	2,124,739
*	AIkido Pharma, Inc.	4,484	27,352
#*	Akero Therapeutics, Inc.	11,066	467,649
#*	Albireo Pharma, Inc.	35,127	720,806
#*	Aldeyra Therapeutics, Inc.	175,880	960,305
#*	Allogene Therapeutics, Inc.	569,516	5,866,015
*	Allscripts Healthcare Solutions, Inc.	1,011,644	14,871,167
#*	Altimmune, Inc.	33,310	417,707
*	American Shared Hospital Services	5,689	14,905
#*	American Well Corp., Class A	463,679	1,896,447
*	Amphastar Pharmaceuticals, Inc.	354,250	10,946,325
#*	AnaptysBio, Inc.	149,041	4,299,833
*	AngioDynamics, Inc.	272,106	3,833,974
#*	ANI Pharmaceuticals, Inc.	67,966	2,622,808
*	Anika Therapeutics, Inc.	130,184	3,699,829
*	Annovis Bio, Inc.	5,262	66,038
#*	Apollo Endosurgery, Inc.	18,845	121,362
#*	Apollo Medical Holdings, Inc.	55,464	1,966,753
*	Apyx Medical Corp.	21,396	106,980
#*	ARCA biopharma, Inc.	32,400	69,660
#*	Arcturus Therapeutics Holdings, Inc.	22,638	400,693
#*	Arcus Biosciences, Inc.	142,211	3,623,536
#*	Arcutis Biotherapeutics, Inc.	85,086	1,504,320
#*	Artivion, Inc.	293,319	3,273,440
#*	AtriCure, Inc.	84,485	3,558,508
	Atrion Corp.	13,689	8,217,644
*	aTyr Pharma, Inc.	44,607	110,179
*	Avanos Medical, Inc.	89,109	1,973,764
*	AVEO Pharmaceuticals, Inc.	1,436	21,210
#*	Avid Bioservices, Inc.	269,282	4,561,637
#*	Avidity Biosciences, Inc.	216,839	3,096,461
*	Avita Medical, Inc.	14,285	69,854
*	AxoGen, Inc.	130,263	1,487,603
#*	Axonics, Inc.	124,884	9,134,016

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	BioCardia, Inc.	10,445	$20,368
*	BioLife Solutions, Inc.	33,630	790,978
*	Biomea Fusion, Inc.	13,534	148,874
#*	Bioventus, Inc., Class A	7,699	62,670
#*	Black Diamond Therapeutics, Inc.	26,602	61,451
#*	Bluebird Bio, Inc.	561,960	3,523,489
*	Blueprint Medicines Corp.	10,001	518,452
*	Brookdale Senior Living, Inc.	257,100	1,149,237
*	C4 Therapeutics, Inc.	35,324	339,817
*	Capricor Therapeutics, Inc.	21,547	119,801
#*	Cara Therapeutics, Inc.	181,966	1,710,480
*	Cardiovascular Systems, Inc.	80,958	1,169,034
#*	CareCloud, Inc.	12,983	48,037
#*	Castle Biosciences, Inc.	1,100	28,072
*	Catalyst Pharmaceuticals, Inc.	724,483	10,048,579
*	Celcuity, Inc.	7,153	71,530
#*	Celldex Therapeutics, Inc.	90,611	3,183,164
#*	Century Therapeutics, Inc.	24,809	260,495
#*	Certara, Inc.	5,978	73,111
#*	Champions Oncology, Inc.	13,732	95,300
*	Chimerix, Inc.	5,327	9,429
*	Chinook Therapeutics, Inc.	367,824	8,000,172
#*	Clover Health Investments Corp.	50,446	79,705
*	Cogent Biosciences, Inc.	44,949	613,554
#*	Collegium Pharmaceutical, Inc.	204,978	3,677,305
#*	Community Health Systems, Inc.	19,200	55,104
*	Computer Programs & Systems, Inc.	86,820	2,804,286
*	Concert Pharmaceuticals, Inc.	124,981	743,637
#	CONMED Corp.	56,298	4,488,640
#††	Contra Aduro Biotech, Inc.	3,260	5,020
#††	Contra Zogenix, Inc.	70,039	47,627
#*	Corcept Therapeutics, Inc.	464,405	13,281,983
*	CorVel Corp.	184,423	30,284,101
#*	Crinetics Pharmaceuticals, Inc.	138,932	2,564,685
*	Cross Country Healthcare, Inc.	296,441	10,994,997
#*	CryoPort, Inc.	83,117	2,307,328
*	Cue Biopharma, Inc.	68,176	181,348
*	Cullinan Oncology, Inc.	12,943	170,071
*	Cumberland Pharmaceuticals, Inc.	66,384	163,305
#*»††	Curative Health Services, Inc.	113,000	0
#*	Cutera, Inc.	61,166	2,811,801
*	Cymabay Therapeutics, Inc.	275,879	960,059
*	Day One Biopharmaceuticals, Inc.	7,558	159,776
*	Deciphera Pharmaceuticals, Inc.	268,056	4,347,868
*	Design Therapeutics, Inc.	43,817	684,422
#*	Dynavax Technologies Corp.	491,060	5,622,637
*	Dyne Therapeutics, Inc.	129,656	1,478,078
*	Eagle Pharmaceuticals, Inc.	71,631	2,254,228
#*	Edgewise Therapeutics, Inc.	6,004	57,098
#*	Editas Medicine, Inc.	213,421	2,678,434
#*	Eiger BioPharmaceuticals, Inc.	222,724	1,138,120
*»††	Elanco Animal Health, Inc.	210,656	0
*	Electromed, Inc.	34,927	370,925
#	Embecta Corp.	109,105	3,373,527
#*	Enanta Pharmaceuticals, Inc.	121,172	5,466,069
*	Enovis Corp.	132,551	6,554,647
#*	Enzo Biochem, Inc.	353,410	756,297
	Eterna Therapeutics, Inc.	5,904	19,011
*	Evolent Health, Inc., Class A	466,953	14,853,775

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Fate Therapeutics, Inc.	7,472	$156,314
#*	FibroGen, Inc.	1,050	17,094
*	FONAR Corp.	61,961	997,572
#*	Fulcrum Therapeutics, Inc.	21,630	120,263
#*	Fulgent Genetics, Inc.	123,557	4,896,564
#*	G1 Therapeutics, Inc.	45,699	487,151
#*	Generation Bio Co.	60,934	311,982
*	Glaukos Corp.	119,482	6,699,356
*	Gritstone bio, Inc.	26,719	86,035
*	Haemonetics Corp.	48,829	4,148,024
#*	Harmony Biosciences Holdings, Inc.	90,921	4,727,892
#*	Harrow Health, Inc.	46,084	554,391
*	Harvard Bioscience, Inc.	241,609	649,928
*	HealthStream, Inc.	263,522	6,508,993
*	Heska Corp.	45,038	3,231,927
#	iBio, Inc.	8,255	18,078
#*	Ideaya Biosciences, Inc.	37,500	633,375
#*	IGM Biosciences, Inc.	3,372	67,440
#*	ImmunoGen, Inc.	628,612	3,733,955
#*	Immunovant, Inc.	53,762	602,134
*	InfuSystem Holdings, Inc.	95,739	730,489
#*	Inmune Bio, Inc.	5,679	43,558
*	Innoviva, Inc.	404,689	5,487,583
*	Inogen, Inc.	128,137	2,903,584
*	Integer Holdings Corp.	135,189	8,426,330
*	Iovance Biotherapeutics, Inc.	238,664	2,229,122
#	iRadimed Corp.	24,615	715,066
#*	IRIDEX Corp.	37,623	84,652
#*	Ironwood Pharmaceuticals, Inc.	1,044,144	11,422,935
*	Iterum Therapeutics PLC	4,700	7,943
#*	IVERIC bio, Inc.	388,044	9,282,012
#*	Janux Therapeutics, Inc.	2,823	51,040
#*	Joint Corp.	3,062	50,584
#*	Jounce Therapeutics, Inc.	15,869	34,594
#*	KalVista Pharmaceuticals, Inc.	53,658	272,046
#*	KemPharm, Inc.	4,679	26,202
*	Kewaunee Scientific Corp.	26,379	445,805
#*	Kezar Life Sciences, Inc.	93,140	699,947
#*	Kiniksa Pharmaceuticals Ltd., Class A	91,420	1,044,016
#*	Kinnate Biopharma, Inc.	3,384	28,527
#*	Kodiak Sciences, Inc.	94,570	679,013
*	KORU Medical Systems, Inc.	3,700	8,880
#*	Krystal Biotech, Inc.	137,551	10,522,651
#*	Kura Oncology, Inc.	336,281	5,219,081
*	Lantheus Holdings, Inc.	305,585	22,610,234
*	Larimar Therapeutics, Inc.	18,534	61,162
#	LeMaitre Vascular, Inc.	171,467	7,441,668
*	LENSAR, Inc.	81,309	387,031
#*	Lexicon Pharmaceuticals, Inc.	7,760	16,684
#*	LifeStance Health Group, Inc.	36,959	279,040
*	Ligand Pharmaceuticals, Inc.	94,286	8,264,168
#*	Liquidia Corp.	20,267	99,106
#*	Lisata Therapeutics, Inc.	1,588	6,733
*	LivaNova PLC	107,410	5,059,011
#*	Lyell Immunopharma, Inc.	21,010	123,539
*	Meridian Bioscience, Inc.	251,752	8,048,511
*	Merit Medical Systems, Inc.	28,082	1,931,199
#*	Merrimack Pharmaceuticals, Inc.	148,849	561,161
*	Mersana Therapeutics, Inc.	76,583	601,942

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Microbot Medical, Inc.	32,120	$128,159
*	Milestone Pharmaceuticals, Inc.	2,190	10,994
#*	ModivCare, Inc.	115,462	11,227,525
*	Myriad Genetics, Inc.	450,924	9,352,164
	National HealthCare Corp.	111,929	6,818,715
#	National Research Corp.	222,620	9,067,313
#*	Nektar Therapeutics	353,076	1,327,566
*	NeoGenomics, Inc.	59,939	455,836
*	Neuronetics, Inc.	16,820	56,011
#*	Nexgel, Inc.	43	57
*	NextCure, Inc.	76,661	191,653
*	NextGen Healthcare, Inc.	458,872	9,195,795
#*	NGM Biopharmaceuticals, Inc.	244,282	1,304,466
#*	Nkarta, Inc.	31,068	391,767
*	NuVasive, Inc.	259,864	11,467,798
#*	Ocular Therapeutix, Inc.	24,728	89,268
#*	Olema Pharmaceuticals, Inc.	22,234	83,600
*	Opiant Pharmaceuticals, Inc.	16,235	154,720
#*	OPKO Health, Inc.	1,628,374	3,093,911
#*	OptimizeRx Corp.	900	13,874
*	OraSure Technologies, Inc.	41,818	182,326
#*	OrthoPediatrics Corp.	108,183	4,596,696
	Owens & Minor, Inc.	467,416	7,946,072
#*	Pacific Biosciences of California, Inc.	69,024	582,563
*	Pacira BioSciences, Inc.	185,175	9,584,658
	Patterson Cos., Inc.	478,529	12,427,398
#*††	PDL BioPharma, Inc.	616,320	1,651,738
*	PDS Biotechnology Corp.	14,335	75,115
*	Pediatrix Medical Group, Inc.	655,186	12,710,608
#*	Pennant Group, Inc.	236,375	2,909,776
	Phibro Animal Health Corp., Class A	128,843	1,892,704
*	Phreesia, Inc.	124,730	3,407,624
#*	Pliant Therapeutics, Inc.	1,926	47,900
#*	PMV Pharmaceuticals, Inc.	34,552	425,335
*	Precigen, Inc.	10,506	17,020
#*	Prelude Therapeutics, Inc.	2,935	19,635
*	Prestige Consumer Healthcare, Inc.	310,082	16,893,267
††	Progenic Pharmaceuticals, Inc.	86,844	99,871
#	ProPhase Labs, Inc.	2,990	36,030
*	Protagonist Therapeutics, Inc.	94,585	766,138
#*	Prothena Corp. PLC	223,432	13,727,662
	Psychemedics Corp.	3,770	24,392
#*	Pulmonx Corp.	52,937	707,238
*	Puma Biotechnology, Inc.	10,832	23,614
#*	RadNet, Inc.	385,858	7,377,605
*	Rallybio Corp.	9,152	87,493
#*	RAPT Therapeutics, Inc.	6,317	137,837
*	REGENXBIO, Inc.	235,441	5,572,888
#*	Relay Therapeutics, Inc.	175,628	3,902,454
#*	Replimune Group, Inc.	176,860	3,247,150
#*	REVOLUTION Medicines, Inc.	403,988	8,184,797
#*	Rhythm Pharmaceuticals, Inc.	9,548	240,323
#*	Rocket Pharmaceuticals, Inc.	287,288	5,360,794
*	RxSight, Inc.	11,207	139,415
#*	Sage Therapeutics, Inc.	150,324	5,661,202
#*	Sana Biotechnology, Inc.	15,395	89,291
*	Sangamo Therapeutics, Inc.	222,970	978,838
*	Satsuma Pharmaceuticals, Inc.	28,148	145,807
*	Schrodinger, Inc.	286,072	6,857,146

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	scPharmaceuticals, Inc.	14,070	$75,134
*	SeaSpine Holdings Corp.	30,558	196,488
#*	Seer, Inc.	32,770	256,589
	Select Medical Holdings Corp.	138,401	3,554,138
*	Semler Scientific, Inc.	3,500	147,035
#*	Sensus Healthcare, Inc.	27,280	383,830
#*	SI-BONE, Inc.	101,988	1,982,647
	SIGA Technologies, Inc.	203,050	1,866,029
*	Silverback Therapeutics, Inc.	44,286	275,459
#	Simulations Plus, Inc.	106,498	4,419,667
#*	Sonida Senior Living, Inc.	6,689	107,559
*	Stoke Therapeutics, Inc.	25,717	381,897
††	Strongbridge LLC	9,014	3,220
*	Supernus Pharmaceuticals, Inc.	311,483	10,674,522
#*	Surgery Partners, Inc.	53,815	1,463,230
#*	Surmodics, Inc.	121,677	4,154,053
#*	Sutro Biopharma, Inc.	80,528	590,270
*	Synaptogenix, Inc.	1,751	12,082
#*	Syndax Pharmaceuticals, Inc.	379,785	8,719,864
*	Taro Pharmaceutical Industries Ltd.	41,263	1,235,002
*	Tarsus Pharmaceuticals, Inc.	25,056	461,532
*	TCR2 Therapeutics, Inc.	21,469	33,706
*	Terns Pharmaceuticals, Inc.	13,586	93,879
#*	TransMedics Group, Inc.	57,360	2,765,899
#*	Travere Therapeutics, Inc.	27,306	591,994
#*	Twist Bioscience Corp.	13,789	452,693
#*»††	U.S. Diagnostic, Inc.	25,100	0
#	U.S. Physical Therapy, Inc.	94,167	8,362,030
*	UFP Technologies, Inc.	35,698	3,350,257
	Utah Medical Products, Inc.	46,317	4,147,687
*	Vanda Pharmaceuticals, Inc.	44,517	466,093
#*	Varex Imaging Corp.	118,256	2,614,640
#*	Vaxcyte, Inc.	115,279	5,027,317
#*	Veracyte, Inc.	188,075	3,782,188
#*	Vericel Corp.	141,697	3,808,815
#*	ViewRay, Inc.	545,140	2,338,651
*	Viking Therapeutics, Inc.	12,327	50,541
*	Viracta Therapeutics, Inc.	45,508	178,846
*	Viridian Therapeutics, Inc.	4,227	84,117
#*	Voyager Therapeutics, Inc.	11,268	58,368
#*	Werewolf Therapeutics, Inc.	4,240	12,550
*	XBiotech, Inc.	15,235	53,475
#*	Xencor, Inc.	261,231	7,314,468
*	Xenon Pharmaceuticals, Inc.	52,391	1,915,939
*	XOMA Corp.	7,845	129,913
*	Y-mAbs Therapeutics, Inc.	4,469	16,133

TOTAL HEALTH CARE			719,661,475

INDUSTRIALS — (16.5%)
	AAON, Inc.	236,488	15,251,111
*	AAR Corp.	264,917	11,741,121
	ABM Industries, Inc.	178,836	7,959,990
	ACCO Brands Corp.	401,338	1,846,155
	Acme United Corp.	32,984	788,647
#*	ACV Auctions, Inc., Class A	157,929	1,440,313
#*	Aerojet Rocketdyne Holdings, Inc.	10,869	526,603
*	AeroVironment, Inc.	151,819	13,891,439
*	AerSale Corp.	2,484	52,661
*	Air Transport Services Group, Inc.	442,032	12,907,334

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Alamo Group, Inc.	91,149	$13,861,940
	Albany International Corp., Class A	210,236	19,261,822
	Allied Motion Technologies, Inc.	107,019	3,619,383
	Alta Equipment Group, Inc.	46,960	574,321
#	Altra Industrial Motion Corp.	22,073	1,327,470
#*	Ameresco, Inc., Class A	161,137	9,745,566
*	American Superconductor Corp.	5,452	24,643
*	American Woodmark Corp.	129,866	5,889,423
	Apogee Enterprises, Inc.	197,436	9,058,364
	ARC Document Solutions, Inc.	2,639	6,386
	ArcBest Corp.	191,857	15,239,202
	Arcosa, Inc.	74,111	4,757,926
	Argan, Inc.	120,680	4,183,976
	Astec Industries, Inc.	173,758	7,584,537
*	Astronics Corp.	124,567	1,153,490
#*	Astronics Corp., Class B	36,903	333,972
#*	Atlas Air Worldwide Holdings, Inc.	131,296	13,279,277
*	AZEK Co., Inc.	129,362	2,265,129
	AZZ, Inc.	63,190	2,540,238
#*	Babcock & Wilcox Enterprises, Inc.	135,221	616,608
	Barnes Group, Inc.	152,253	5,385,189
	Barrett Business Services, Inc.	35,227	3,072,499
#*	Beacon Roofing Supply, Inc.	191,194	10,773,782
	BGSF, Inc.	24,683	310,265
#*	Blue Bird Corp.	8,967	82,227
*	BlueLinx Holdings, Inc.	45,738	3,222,700
	Boise Cascade Co.	282,825	18,884,225
	Brady Corp., Class A	92,892	4,249,809
	Brink’s Co.	22,152	1,320,924
*	Broadwind, Inc.	7,587	13,353
*	Casella Waste Systems, Inc., Class A	153,136	12,528,056
*	CBIZ, Inc.	406,188	20,163,172
*	CECO Environmental Corp.	251,431	2,971,914
	Chicago Rivet & Machine Co.	17,700	495,246
#*	CIRCOR International, Inc.	62,882	1,299,771
*	Civeo Corp.	20,784	644,304
	Columbus McKinnon Corp.	162,185	4,625,516
#	Comfort Systems USA, Inc.	251,515	31,006,769
*	Commercial Vehicle Group, Inc.	56,548	285,002
	CompX International, Inc.	20,561	366,603
*	Concrete Pumping Holdings, Inc.	51,965	332,836
#*	Construction Partners, Inc., Class A	180,874	5,632,416
#*	Copa Holdings SA, Class A	59,565	4,481,075
	Costamare, Inc.	724,227	6,836,703
	Covenant Logistics Group, Inc.	94,270	3,567,177
	CRA International, Inc.	82,906	8,517,762
	CSW Industrials, Inc.	64,230	8,280,532
#*	Daseke, Inc.	79,240	472,270
#	Deluxe Corp.	33,153	609,352
*	Distribution Solutions Group, Inc.	79,895	2,403,242
*	DLH Holdings Corp.	42,167	549,014
	Douglas Dynamics, Inc.	198,169	6,727,838
*	Ducommun, Inc.	98,591	4,654,481
*	DXP Enterprises, Inc.	113,185	3,238,223
*	Dycom Industries, Inc.	57,354	6,778,096
#	Eagle Bulk Shipping, Inc.	67,026	3,242,718
	Eastern Co.	56,600	1,183,506
	Encore Wire Corp.	157,161	21,623,782
#*	Energy Recovery, Inc.	277,548	7,141,310

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	Enerpac Tool Group Corp.	274,712	$6,980,432
	EnerSys	32,693	2,167,219
#	Eneti, Inc.	10,100	83,022
	Ennis, Inc.	219,027	4,941,249
	EnPro Industries, Inc.	125,591	13,375,442
	ESCO Technologies, Inc.	174,924	15,073,201
#*	Espey Manufacturing & Electronics Corp.	35,187	471,154
#*	EVI Industries, Inc.	33,694	657,033
	Federal Signal Corp.	439,096	20,483,828
*	First Advantage Corp.	40,771	572,833
*	Forrester Research, Inc.	192,371	8,141,141
	Forward Air Corp.	191,213	20,243,720
*	Franklin Covey Co.	148,131	7,495,429
	Franklin Electric Co., Inc.	35,851	2,937,631
#*	FuelCell Energy, Inc.	303,295	946,280
*	Gates Industrial Corp. PLC	39,764	443,369
	GATX Corp.	47,413	4,964,615
#	Genco Shipping & Trading Ltd.	160,727	2,153,742
*	Gencor Industries, Inc.	45,302	430,369
*	Gibraltar Industries, Inc.	212,636	10,861,447
	Global Industrial Co.	297,670	9,448,046
*	GMS, Inc.	223,238	10,536,834
#	Gorman-Rupp Co.	234,749	6,371,088
#	Graham Corp.	86,246	767,589
	Granite Construction, Inc.	297,076	10,020,374
*	Great Lakes Dredge & Dock Corp.	479,745	3,626,872
#	Greenbrier Cos., Inc.	238,729	8,429,521
	Griffon Corp.	417,724	13,425,649
	H&E Equipment Services, Inc.	280,843	10,604,632
*	Hawaiian Holdings, Inc.	144,419	2,083,966
#*	Hayward Holdings, Inc.	24,552	227,106
#	Healthcare Services Group, Inc.	290,980	4,062,081
	Heartland Express, Inc.	358,523	5,334,822
	Heidrick & Struggles International, Inc.	149,469	4,209,047
	Helios Technologies, Inc.	244,713	13,872,780
	Herc Holdings, Inc.	76,154	8,956,472
*	Heritage-Crystal Clean, Inc.	112,881	3,100,841
*	Hill International, Inc.	28,458	95,903
	Hillenbrand, Inc.	89,764	3,965,774
#	HireQuest, Inc.	878	13,714
#	HNI Corp.	161,669	4,686,784
*	Hub Group, Inc., Class A	220,852	17,138,115
*	Hudson Global, Inc.	4,143	140,862
*	Hudson Technologies, Inc.	138,373	1,274,415
	Hurco Cos., Inc.	57,082	1,321,448
*	Huron Consulting Group, Inc.	170,273	12,537,201
	Hyster-Yale Materials Handling, Inc.	96,179	2,804,580
	ICF International, Inc.	129,423	15,482,874
*	IES Holdings, Inc.	156,480	5,170,099
#*	Innovative Solutions & Support, Inc.	137,613	1,307,324
	Insteel Industries, Inc.	156,860	4,133,261
	Interface, Inc.	456,383	5,161,692
*	JetBlue Airways Corp.	98,835	794,633
	Kadant, Inc.	84,503	15,037,309
	Kaman Corp.	203,090	6,519,189
#*	KAR Auction Services, Inc.	427,412	6,210,296
	Kelly Services, Inc., Class A	312,666	5,108,962
#	Kennametal, Inc.	305,741	8,166,342
#	Kforce, Inc.	169,253	10,708,637

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Kimball International, Inc., Class B	73,133	$540,453
	Korn Ferry	105,485	5,863,911
*	Kratos Defense & Security Solutions, Inc.	406,858	4,507,987
*	LB Foster Co., Class A	106,188	1,061,880
*	Limbach Holdings, Inc.	97,186	808,588
	Lindsay Corp.	81,445	13,788,639
*	LS Starrett Co., Class A	1,982	16,906
	LSI Industries, Inc.	239,767	1,841,411
	Luxfer Holdings PLC	47,345	685,082
*	Manitex International, Inc.	42,116	192,049
*	Manitowoc Co., Inc.	136,657	1,246,312
	Marten Transport Ltd.	621,259	11,661,031
*	Masonite International Corp.	109,369	7,823,165
*	MasTec, Inc.	256	19,733
*	Mastech Digital, Inc.	59,786	903,366
*	Matrix Service Co.	202,384	991,682
	Matson, Inc.	225,848	16,617,896
	Matthews International Corp., Class A	71,355	1,918,022
	Maxar Technologies, Inc.	48,269	1,078,329
	McGrath RentCorp.	184,266	17,330,217
*	Mercury Systems, Inc.	50,088	2,424,259
	Miller Industries, Inc.	87,308	2,220,242
	MillerKnoll, Inc.	52,317	1,108,074
*	Mistras Group, Inc.	21,945	100,947
#*	Montrose Environmental Group, Inc.	52,897	2,315,831
	Moog, Inc., Class A	54,079	4,583,195
*	MRC Global, Inc.	429,849	4,311,385
	Mueller Industries, Inc.	90,139	5,646,307
	Mueller Water Products, Inc., Class A	903,193	10,567,358
*	MYR Group, Inc.	136,039	11,904,773
	National Presto Industries, Inc.	41,960	2,957,760
	NL Industries, Inc.	47,842	419,096
*	Northwest Pipe Co.	91,196	3,099,752
*	NOW, Inc.	589,960	7,510,191
*	NV5 Global, Inc.	68,516	9,931,394
#	Omega Flex, Inc.	92,135	8,697,544
*	Orion Group Holdings, Inc.	212,448	484,381
	P&F Industries, Inc., Class A	2,656	14,050
*	PAM Transportation Services, Inc.	163,228	4,545,900
	Pangaea Logistics Solutions Ltd.	19,459	93,987
#	Park Aerospace Corp.	154,127	1,917,340
	Park-Ohio Holdings Corp.	117,622	1,337,362
	Patriot Transportation Holding, Inc.	31,961	268,792
*	Perma-Fix Environmental Services, Inc.	1,994	8,295
*	Perma-Pipe International Holdings, Inc.	55,119	539,064
*	PGT Innovations, Inc.	440,554	9,388,206
#	Powell Industries, Inc.	112,544	2,776,461
	Preformed Line Products Co.	51,179	4,062,077
	Primoris Services Corp.	361,141	7,291,437
#*	Proterra, Inc.	27,836	173,697
*	Proto Labs, Inc.	66,468	2,538,413
*	Quad/Graphics, Inc.	361,051	1,003,722
	Quanex Building Products Corp.	278,645	6,174,773
#*	Quest Resource Holding Corp.	1,700	15,062
*	Radiant Logistics, Inc.	158,824	964,062
#*	RCM Technologies, Inc.	21,574	377,545
#*††	Recycling Asset Holdings, Inc.	15,044	0
#*	Red Violet, Inc.	1,887	32,909
*	Resideo Technologies, Inc.	107,136	2,530,552

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Resources Connection, Inc.	236,483	$4,320,544
	REV Group, Inc.	200,408	2,753,606
	Rush Enterprises, Inc., Class A	282,726	14,105,200
	Rush Enterprises, Inc., Class B	135,663	7,274,250
*	Servotronics, Inc.	24,804	250,768
	Shyft Group, Inc.	272,634	6,265,129
*	SIFCO Industries, Inc.	45,608	125,878
*	SkyWest, Inc.	10,942	193,455
*	SP Plus Corp.	178,296	6,602,301
*	Spirit Airlines, Inc.	103,083	2,267,826
*	SPX Technologies, Inc.	221,779	14,601,929
	Standex International Corp.	87,438	8,660,734
*	Sterling Infrastructure, Inc.	144,036	3,887,532
	Tecnoglass, Inc.	51,312	1,053,435
	Tennant Co.	138,250	8,053,063
	Terex Corp.	171,708	6,961,042
	Textainer Group Holdings Ltd.	264,433	7,911,835
*	Thermon Group Holdings, Inc.	116,801	2,074,386
#*	Titan International, Inc.	395,672	5,919,253
*	Titan Machinery, Inc.	108,216	3,720,466
#*	Transcat, Inc.	44,874	3,713,772
	Trinity Industries, Inc.	278,282	7,939,385
*	TrueBlue, Inc.	317,053	6,233,262
*	Twin Disc, Inc.	88,449	1,150,722
#*»††	U.S. Airways Group, Inc.	5,375	0
*	Ultralife Corp.	124,572	616,631
	UniFirst Corp.	1,956	359,924
	Universal Logistics Holdings, Inc.	99,088	3,170,816
*	V2X, Inc.	99,374	4,073,340
*	Veritiv Corp.	173,696	20,193,897
*	Viad Corp.	43,888	1,636,145
#*	Vicor Corp.	20,151	962,613
*	Virco Mfg. Corp.	133,476	552,591
	VSE Corp.	69,676	3,225,302
	Wabash National Corp.	457,466	9,904,139
	Werner Enterprises, Inc.	163,849	6,422,881
*	Willdan Group, Inc.	27,036	373,638
#*	Willis Lease Finance Corp.	74,923	2,854,566

TOTAL INDUSTRIALS			1,159,602,106

INFORMATION TECHNOLOGY — (11.3%)
#*	3D Systems Corp.	129,146	1,140,359
*	908 Devices, Inc.	2,897	46,323
	A10 Networks, Inc.	410,983	6,904,514
*	ACI Worldwide, Inc.	270,457	6,580,219
#*	ADDvantage Technologies Group, Inc.	79,262	152,976
	Adeia, Inc.	247,901	2,771,533
#	ADTRAN Holdings, Inc.	413,594	9,289,321
#	Advanced Energy Industries, Inc.	58,288	4,584,351
*	Agilysys, Inc.	187,965	12,061,714
*	Airgain, Inc.	54,481	395,532
*	Alarm.com Holdings, Inc.	39,874	2,346,186
*	Alithya Group, Inc., Class A	105,048	185,935
#*	ALJ Regional Holdings, Inc.	3,465	6,029
*	Alkami Technology, Inc.	6,091	96,542
*	Alpha & Omega Semiconductor Ltd.	197,602	6,471,465
*	Ambarella, Inc.	129,762	7,101,874
	American Software, Inc., Class A	231,045	3,957,801
*	Amtech Systems, Inc.	69,995	645,354

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Arlo Technologies, Inc.	332,406	$1,711,891
*	AstroNova, Inc.	59,126	700,643
	Autoscope Technologies Corp.	2,530	10,778
*	Aviat Networks, Inc.	25,022	817,219
#*	Avid Technology, Inc.	280,386	7,707,811
*	Aware, Inc.	106,294	172,196
*	Axcelis Technologies, Inc.	243,686	14,133,788
*	AXT, Inc.	316,343	1,436,197
	Badger Meter, Inc.	199,391	22,427,500
#	Bel Fuse, Inc., Class A	33,047	990,419
	Bel Fuse, Inc., Class B	83,530	2,707,207
	Belden, Inc.	204,973	14,272,270
	Benchmark Electronics, Inc.	296,235	8,410,112
	BK Technologies Corp.	34,205	89,959
#*	Blackbaud, Inc.	109,689	5,999,988
*	Blend Labs, Inc., Class A	4,657	11,689
*	Brightcove, Inc.	131,041	877,975
*	CalAmp Corp.	23,610	89,718
*	Calix, Inc.	341,891	25,176,853
#*	Cambium Networks Corp.	81,070	1,568,705
*	Cantaloupe, Inc.	61,096	204,672
*	Casa Systems, Inc.	49,396	155,597
	Cass Information Systems, Inc.	94,556	4,045,106
*	CEVA, Inc.	159,748	4,418,630
*	ChannelAdvisor Corp.	130,425	3,004,992
#*	Clearfield, Inc.	101,696	12,353,013
	Climb Global Solutions, Inc.	32,917	1,033,923
*	Cohu, Inc.	282,945	9,314,549
*	CommScope Holding Co., Inc.	708,940	9,386,366
*	CommVault Systems, Inc.	107,515	6,546,588
#*	Computer Task Group, Inc.	250,505	1,916,363
	Comtech Telecommunications Corp.	30,063	332,196
*	Conduent, Inc.	141,733	583,940
*	Consensus Cloud Solutions, Inc.	79,199	4,446,232
#*	CoreCard Corp.	5,645	138,303
	CSG Systems International, Inc.	226,031	14,617,425
	CSP, Inc.	49,891	368,694
	CTS Corp.	254,031	10,039,305
*	CVD Equipment Corp.	31,588	200,900
*	CyberOptics Corp.	58,955	3,181,801
*	Daktronics, Inc.	159,466	545,374
*	Data I/O Corp.	59,681	236,934
#*	Digi International, Inc.	251,019	10,123,596
#*	Digimarc Corp.	2,227	36,389
#*	Diodes, Inc.	159,505	11,431,723
*	Duck Creek Technologies, Inc.	94,053	1,122,993
#*	DZS, Inc.	69,466	1,103,815
#	Ebix, Inc.	19,885	393,524
*	Edgio, Inc.	228,983	615,964
*	eGain Corp.	105,864	852,205
*	Electro-Sensors, Inc.	4,550	21,613
#*	EMCORE Corp.	68,163	104,289
#*	Envestnet, Inc.	96,744	4,770,447
*	ePlus, Inc.	206,398	10,055,711
#*	EverCommerce, Inc.	3,049	26,557
#*	Everspin Technologies, Inc.	31,996	192,936
	EVERTEC, Inc.	293,666	10,516,179
*	Evo Payments, Inc., Class A	194,372	6,548,393
*	ExlService Holdings, Inc.	72,578	13,198,309

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Extreme Networks, Inc.	617,687	$11,081,305
*	Fabrinet	156,606	17,915,726
*	FARO Technologies, Inc.	114,011	3,330,261
#*	Fastly, Inc., Class A	38,537	327,179
*	Flywire Corp.	41,412	908,993
*	FormFactor, Inc.	482,486	9,751,042
*	Frequency Electronics, Inc.	67,479	347,517
*	Grid Dynamics Holdings, Inc.	9,885	134,535
#*	GSI Technology, Inc.	121,932	228,013
	Hackett Group, Inc.	317,440	6,932,890
#*	Harmonic, Inc.	861,681	13,312,971
#*	I3 Verticals, Inc., Class A	121,105	2,635,245
#*	IBEX Holdings Ltd.	3,597	69,170
#*	Ichor Holdings Ltd.	59,509	1,513,909
*	Identiv, Inc.	45,624	549,769
#*	Immersion Corp.	3,323	17,745
#*	Infinera Corp.	136,677	766,758
#	Information Services Group, Inc.	49,851	270,691
#*	Innodata, Inc.	48,509	160,565
#*	Insight Enterprises, Inc.	195,134	18,442,114
#*	Intapp, Inc.	761	17,092
#	InterDigital, Inc.	48,226	2,405,031
*	International Money Express, Inc.	224,695	6,073,506
*	inTEST Corp.	80,117	648,948
*	Intevac, Inc.	126,387	564,950
*	Iteris, Inc.	138,005	414,015
*	Itron, Inc.	94,755	4,632,572
#*	Jamf Holding Corp.	123,341	2,919,481
*	Key Tronic Corp.	10,667	46,721
*	Kimball Electronics, Inc.	183,859	3,800,366
*	Knowles Corp.	661,343	9,093,466
#	Kulicke & Soffa Industries, Inc.	372,420	15,619,295
*	KVH Industries, Inc.	121,244	1,300,948
*	Kyndryl Holdings, Inc.	275,997	2,668,891
#*	Lantronix, Inc.	5,758	29,078
#*	LGL Group, Inc.	51,187	266,684
*	Luna Innovations, Inc.	107,704	558,984
*	Magnachip Semiconductor Corp.	106,263	1,057,317
*	MaxLinear, Inc.	301,349	9,305,657
#*	MeridianLink, Inc.	42,991	773,838
#*	Meta Materials, Inc.	9,038	9,580
	Methode Electronics, Inc.	275,786	11,370,657
#*	Mitek Systems, Inc.	182,831	2,067,819
#*	Model N, Inc.	142,253	5,405,614
*	MoneyGram International, Inc.	438,183	4,640,358
#	M-Tron Industries, Inc.	25,593	263,608
#*	N-Able, Inc.	479,920	5,197,534
*	Napco Security Technologies, Inc.	371,440	10,556,325
*	Neonode, Inc.	4,229	15,436
*	NETGEAR, Inc.	227,238	4,465,227
#*	NetScout Systems, Inc.	429,733	15,436,009
#*	NetSol Technologies, Inc.	29,140	89,460
	Network-1 Technologies, Inc.	41,388	100,159
#	NVE Corp.	23,900	1,482,039
#*	Olo, Inc., Class A	4,237	37,328
*	ON24, Inc.	67,400	548,636
*	OneSpan, Inc.	10,054	110,493
*	Optical Cable Corp.	27,967	99,842
*	OSI Systems, Inc.	130,061	10,688,413

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	PAR Technology Corp.	70,366	$2,025,133
*	Paya Holdings, Inc.	321,955	2,588,518
*	Paymentus Holdings, Inc., Class A	1,423	14,799
	PC Connection, Inc.	149,564	7,947,831
	PC-Tel, Inc.	127,958	595,005
#*	PDF Solutions, Inc.	166,622	3,928,947
*	Perficient, Inc.	165,810	11,104,296
#*	PFSweb, Inc.	82,114	785,831
*	Photronics, Inc.	339,230	5,502,311
#*	Pixelworks, Inc.	23,851	33,630
*	Plexus Corp.	205,049	20,176,822
#	Progress Software Corp.	298,601	15,237,609
#*	QuickLogic Corp.	2,718	18,401
*	Rambus, Inc.	705,710	21,284,214
#*	Repay Holdings Corp.	24,954	151,970
*	RF Industries Ltd.	63,848	345,418
#*	Ribbon Communications, Inc.	628,200	1,664,730
#	Richardson Electronics Ltd.	103,699	2,498,109
#*	Rimini Street, Inc.	178,972	1,004,033
*	Rogers Corp.	77,667	18,277,375
	Rubicon Technology, Inc.	997	2,024
*	Sanmina Corp.	275,638	15,449,510
	Sapiens International Corp. NV	196,338	3,861,968
*	ScanSource, Inc.	243,771	7,552,026
#*	SEMrush Holdings, Inc., Class A	2,967	36,286
#*	Shift4 Payments, Inc., Class A	78,634	3,614,805
#*	ShotSpotter, Inc.	21,500	817,000
*	SigmaTron International, Inc.	9,385	44,391
#*	SMART Global Holdings, Inc.	302,404	4,091,526
#*	Smith Micro Software, Inc.	21,195	47,901
*	SolarWinds Corp.	101,523	947,210
#*	SRAX, Inc.	19,234	31,544
»††	SRAX, Inc.	29,242	4,679
*	Stratasys Ltd.	162,864	2,356,642
*	Sumo Logic, Inc.	418,326	3,225,293
*	Super Micro Computer, Inc.	202,263	14,075,482
#*	TaskUS, Inc., Class A	10,240	206,746
*	Telos Corp.	113,887	1,207,202
#*	Terawulf, Inc.	1,808	2,061
*	TESSCO Technologies, Inc.	8,266	39,511
#*	TransAct Technologies, Inc.	75,004	304,516
*	Trio-Tech International	2,853	13,866
*	TSR, Inc.	51,284	364,629
	TTEC Holdings, Inc.	73,055	3,248,756
*	TTM Technologies, Inc.	752,614	11,522,520
#*	Tucows, Inc., Class A	14,356	645,302
#*	Turtle Beach Corp.	2,100	16,380
*	Ultra Clean Holdings, Inc.	262,095	8,153,775
*	Unisys Corp.	3,081	26,189
#*	Veeco Instruments, Inc.	332,574	6,062,824
*	Verint Systems, Inc.	98,970	3,506,507
#*	Verra Mobility Corp.	315,902	5,392,447
#*	Vertex, Inc., Class A	89,039	1,604,483
*	Viasat, Inc.	60,578	2,481,275
*	Viavi Solutions, Inc.	91,808	1,386,301
	Vishay Intertechnology, Inc.	336,607	7,038,452
*	Vishay Precision Group, Inc.	106,087	3,580,436
	Vontier Corp.	169,563	3,238,653
*	Wireless Telecom Group, Inc.	9,852	14,877

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Xerox Holdings Corp.	205,553	$3,007,240
	Xperi, Inc.	99,160	1,385,265

TOTAL INFORMATION TECHNOLOGY			791,507,749

MATERIALS — (4.8%)
	AdvanSix, Inc.	128,913	4,689,855
#*	AgroFresh Solutions, Inc.	75,869	206,364
	Alpha Metallurgical Resources, Inc.	65,382	11,039,751
*	American Biltrite, Inc.	197	29,550
	American Vanguard Corp.	180,794	4,207,076
*	Arconic Corp.	79,370	1,647,721
*	Ascent Industries Co.	64,098	932,626
#*	Aspen Aerogels, Inc.	7,607	96,457
#*	ATI, Inc.	511,130	15,211,229
	Avient Corp.	38,919	1,342,316
*	Bioceres Crop Solutions Corp.	12,973	187,590
#	Cabot Corp.	106,352	7,814,745
	Carpenter Technology Corp.	238,234	8,909,952
#*	Century Aluminum Co.	804,592	5,801,108
	Chase Corp.	73,821	6,954,676
*	Clearwater Paper Corp.	110,701	4,923,981
*	Coeur Mining, Inc.	518,405	1,959,571
#	Compass Minerals International, Inc.	59,996	2,372,242
*	Core Molding Technologies, Inc.	49,514	490,684
*	Ecovyst, Inc.	573,737	5,708,683
*	Ferroglobe PLC	687,616	4,008,801
	Fortitude Gold Corp.	56,138	314,373
	Friedman Industries, Inc.	73,974	710,150
	FutureFuel Corp.	243,887	1,668,187
#	Gold Resource Corp.	23,503	37,605
	Greif, Inc., Class A	95,064	6,294,188
#	Greif, Inc., Class B	17,972	1,272,597
	Hawkins, Inc.	197,821	8,907,880
#	Haynes International, Inc.	67,780	3,315,120
	HB Fuller Co.	61,677	4,299,504
	Hecla Mining Co.	661,717	3,024,047
#††	IKONICS Corp.	1,808	9,582
*	Ingevity Corp.	102,691	6,908,024
	Innospec, Inc.	180,162	18,014,398
*	Intrepid Potash, Inc.	65,543	2,965,821
#	Kaiser Aluminum Corp.	121,347	9,803,624
	Koppers Holdings, Inc.	126,615	3,160,310
	Kronos Worldwide, Inc.	335,197	3,184,372
*	LSB Industries, Inc.	416,261	7,338,681
	Materion Corp.	151,333	12,970,751
#	Mativ Holdings, Inc.	338,572	8,037,699
	Mercer International, Inc.	452,331	6,070,282
	Minerals Technologies, Inc.	184,112	10,128,001
	Myers Industries, Inc.	308,235	6,254,088
	NewMarket Corp.	5,427	1,651,653
#	Nexa Resources SA	14,356	72,067
	Northern Technologies International Corp.	76,828	1,064,068
*	O-I Glass, Inc.	568,600	9,273,866
	Olympic Steel, Inc.	91,634	2,493,361
#	Orion Engineered Carbons SA	218,519	3,487,563
	Pactiv Evergreen, Inc.	263,793	2,877,982
#	Quaker Chemical Corp.	16,435	2,672,988
#	Ramaco Resources, Inc.	140,977	1,591,630
*	Rayonier Advanced Materials, Inc.	224,646	1,022,139

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Resolute Forest Products, Inc.	332,327	$6,915,725
	Ryerson Holding Corp.	181,928	6,103,684
	Schnitzer Steel Industries, Inc., Class A	235,509	6,356,388
	Sensient Technologies Corp.	32,204	2,301,298
*	Smith-Midland Corp.	560	12,891
	Stepan Co.	166,116	17,349,155
*	Summit Materials, Inc., Class A	220,250	5,803,588
	SunCoke Energy, Inc.	412,466	2,994,503
	Sylvamo Corp.	194,403	9,364,393
*	TimkenSteel Corp.	342,359	5,970,741
	Tredegar Corp.	205,989	2,243,220
	TriMas Corp.	329,648	7,532,457
	Tronox Holdings PLC, Class A	256,657	3,079,884
	United States Lime & Minerals, Inc.	58,620	7,394,913
*	Universal Stainless & Alloy Products, Inc.	45,031	330,978
	Warrior Met Coal, Inc.	214,407	7,963,076
	Worthington Industries, Inc.	145,404	6,915,414

TOTAL MATERIALS			338,063,887

REAL ESTATE — (0.7%)
#*	Altisource Portfolio Solutions SA	2,709	30,991
*	AMREP Corp.	66,750	807,675
#*	Anywhere Real Estate, Inc.	111,355	827,368
*	CKX Lands, Inc.	15,043	161,562
#*	Cushman & Wakefield PLC	192,401	2,222,232
#	Douglas Elliman, Inc.	355,978	1,644,618
#*	Five Point Holdings LLC, Class A	20,887	47,622
*	Forestar Group, Inc.	50,562	585,508
*	FRP Holdings, Inc.	89,566	5,430,387
*	InterGroup Corp.	1,046	51,599
*»	JW Mays, Inc.	2,700	119,286
	Kennedy-Wilson Holdings, Inc.	247,995	4,119,197
#	Marcus & Millichap, Inc.	292,656	10,781,447
*	Maui Land & Pineapple Co., Inc.	53,793	457,241
	Newmark Group, Inc., Class A	248,826	2,037,885
*	Rafael Holdings, Inc., Class B	115,738	204,856
#	RE/MAX Holdings, Inc., Class A	17,166	334,050
	RMR Group, Inc., Class A	68,804	1,883,165
	St. Joe Co.	421,390	14,971,987
	Stratus Properties, Inc.	69,131	2,043,512
*	Tejon Ranch Co.	135,197	2,290,237
#*	Trinity Place Holdings, Inc.	22,781	17,314

TOTAL REAL ESTATE			51,069,739

UTILITIES — (2.3%)
#	ALLETE, Inc.	66,160	3,722,823
	American States Water Co.	100,166	9,061,016
#	Artesian Resources Corp., Class A	51,255	2,679,612
#	Avista Corp.	238,471	9,784,465
	California Water Service Group	291,215	18,072,803
	Chesapeake Utilities Corp.	123,935	15,415,035
	Consolidated Water Co. Ltd.	84,856	1,557,956
	Genie Energy Ltd., Class B	210,566	2,057,230
#	Global Water Resources, Inc.	43,214	551,411
	MGE Energy, Inc.	131,963	8,985,361
#	Middlesex Water Co.	128,045	11,456,186
	Northwest Natural Holding Co.	202,381	9,732,502
#	NorthWestern Corp.	178,596	9,435,227

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
Otter Tail Corp.	297,207	$20,037,696
* Pure Cycle Corp.	9,564	82,537
# RGC Resources, Inc.	18,847	404,268
SJW Group	182,599	12,906,097
South Jersey Industries, Inc.	139,600	4,839,932
Spire, Inc.	57,070	3,984,057
#* Sunnova Energy International, Inc.	221,470	4,106,054
Unitil Corp.	116,438	6,137,447
# Via Renewables, Inc.	6,513	45,526
York Water Co.	94,663	4,123,520

TOTAL UTILITIES		159,178,761

TOTAL COMMON STOCKS		6,421,706,123

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	18,260	404,094

ENERGY — (0.0%)
# Meta Materials, Inc.	18,077	123,827

INDUSTRIALS — (0.0%)
WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	55,524	1,499,148

TOTAL PREFERRED STOCKS		2,027,069

RIGHTS/WARRANTS — (0.0%)
INDUSTRIALS — (0.0%)
#†† Contra Communications, Inc.	22,311	98,615

TOTAL INVESTMENT SECURITIES (Cost $3,758,697,220)		6,423,831,807

TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund 3.010%	50,273,230	50,273,230

SECURITIES LENDING COLLATERAL — (7.8%)
@§ The DFA Short Term Investment Fund	47,056,334	544,018,282

TOTAL INVESTMENTS — (100.0%) (Cost $4,353,222,041)		$7,018,123,319

As of October 31, 2022, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	281	12/16/22	$52,577,937	$54,556,150	$1,978,213

Total Futures Contracts			$52,577,937	$54,556,150	$1,978,213

U.S. MICRO CAP PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$166,457,081	$234,163	—		$166,691,244
Consumer Discretionary	755,254,620	139,573	$13,965		755,408,158
Consumer Staples	338,340,088	703,006	—		339,043,094
Energy	493,143,291	—	—		493,143,291
Financials	1,447,739,193	597,426	—		1,448,336,619
Health Care	716,573,393	—	3,088,082		719,661,475
Industrials	1,159,602,106	—	—		1,159,602,106
Information Technology	791,503,070	—	4,679		791,507,749
Materials	338,054,305	—	9,582		338,063,887
Real Estate	50,950,453	119,286	—		51,069,739
Utilities	159,178,761	—	—		159,178,761
Preferred Stocks
Communication Services	404,094	—	—		404,094
Energy	123,827	—	—		123,827
Industrials	1,499,148	—	—		1,499,148
Rights/Warrants
Industrials	—	—	98,615		98,615
Temporary Cash Investments	50,273,230	—	—		50,273,230
Securities Lending Collateral	—	544,018,282	—		544,018,282
Futures Contracts**	1,978,213	—	—		1,978,213

TOTAL	$6,471,074,873	$545,811,736	$3,214,923	^	$7,020,101,532

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value†
COMMON STOCKS — (94.2%)
REAL ESTATE — (94.2%)
	Acadia Realty Trust	662,414	$9,253,924
#	Agree Realty Corp.	545,571	37,480,728
#	Alexander’s, Inc.	16,036	3,766,696
	Alexandria Real Estate Equities, Inc.	1,081,627	157,160,403
	Alpine Income Property Trust, Inc.	3,808	70,258
	American Assets Trust, Inc.	353,850	9,723,798
#	American Homes 4 Rent, Class A	2,156,016	68,863,151
	American Tower Corp.	3,257,589	674,939,865
#	Americold Realty Trust, Inc.	1,445,905	35,063,196
	Apartment Income REIT Corp.	1,080,915	41,539,563
#	Apartment Investment & Management Co., Class A	1,037,567	8,238,282
	Apple Hospitality REIT, Inc.	1,517,213	25,974,687
#*	Ashford Hospitality Trust, Inc.	228,693	1,856,987
	AvalonBay Communities, Inc.	982,480	172,051,898
	Bluerock Homes Trust, Inc.	22,688	574,006
	Boston Properties, Inc.	1,038,979	75,533,773
#	Braemar Hotels & Resorts, Inc.	335,099	1,652,038
	Brandywine Realty Trust	1,197,179	7,853,494
	Brixmor Property Group, Inc.	2,091,030	44,559,849
#	Broadstone Net Lease, Inc.	296,371	5,079,799
#	BRT Apartments Corp.	51,530	1,141,905
	Camden Property Trust	703,641	81,305,718
	CareTrust REIT, Inc.	673,636	12,583,520
#	Centerspace	107,265	7,433,464
*	Chatham Lodging Trust	323,533	4,196,223
#	City Office REIT, Inc.	290,087	3,080,724
#	Clipper Realty, Inc.	84,924	602,111
	Community Healthcare Trust, Inc.	166,380	5,756,748
#	Corporate Office Properties Trust	784,467	20,906,046
	Cousins Properties, Inc.	1,056,677	25,106,646
#	Creative Media & Community Trust Corp.	24,221	163,976
	Crown Castle, Inc.	3,028,608	403,592,302
#	CTO Realty Growth, Inc.	119,268	2,397,287
	CubeSmart	1,563,701	65,472,161
	DiamondRock Hospitality Co.	1,422,614	13,287,215
	Digital Realty Trust, Inc.	2,005,474	201,048,768
#	Diversified Healthcare Trust	761,034	1,035,006
	Douglas Emmett, Inc.	1,226,586	21,575,648
#	Easterly Government Properties, Inc.	602,015	10,469,041
	EastGroup Properties, Inc.	302,831	47,450,589
#	Elme Communities	602,932	11,509,972
#	Empire State Realty Trust, Inc., Class A	964,524	7,108,542
	EPR Properties	515,617	19,902,816
	Equinix, Inc.	634,214	359,244,178
	Equity Commonwealth	776,223	20,305,994
	Equity LifeStyle Properties, Inc.	1,245,105	79,636,916
	Equity Residential	2,509,241	158,132,368
#*††	Esc War Ind.	433,542	0
	Essential Properties Realty Trust, Inc.	957,075	20,596,254
	Essex Property Trust, Inc.	459,462	102,110,835
	Extra Space Storage, Inc.	919,925	163,231,492
	Federal Realty Investment Trust	508,104	50,292,134
#	First Industrial Realty Trust, Inc.	932,866	44,432,408
	Four Corners Property Trust, Inc.	564,813	14,470,509
#	Franklin Street Properties Corp.	720,359	2,074,634

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
	Gaming & Leisure Properties, Inc.	1,769,659	$88,695,309
#	Getty Realty Corp.	277,587	8,741,215
#	Gladstone Commercial Corp.	273,389	4,808,912
#	Global Medical REIT, Inc.	434,314	3,969,630
#	Global Net Lease, Inc.	707,712	8,669,472
	Global Self Storage, Inc.	43,975	211,959
#	Healthcare Realty Trust, Inc., Class A	2,643,894	53,750,365
	Healthpeak Properties, Inc.	3,707,009	87,967,324
	Hersha Hospitality Trust, Class A	248,656	2,275,202
	Highwoods Properties, Inc.	720,915	20,351,430
	Host Hotels & Resorts, Inc.	4,931,543	93,107,532
#	Hudson Pacific Properties, Inc.	988,461	10,912,609
	Independence Realty Trust, Inc.	1,324,164	22,192,989
#	Indus Realty Trust, Inc.	2,724	141,076
	Industrial Logistics Properties Trust	447,469	2,094,155
#	InvenTrust Properties Corp.	104,223	2,626,420
	Invitation Homes, Inc.	4,260,702	135,021,646
#	Iron Mountain, Inc.	2,014,924	100,887,245
#	JBG SMITH Properties	697,755	13,731,818
	Kilroy Realty Corp.	733,951	31,369,066
	Kimco Realty Corp.	4,290,583	91,732,665
#	Kite Realty Group Trust	1,528,932	30,028,224
	Lamar Advertising Co., Class A	600,787	55,410,585
	Life Storage, Inc.	587,234	64,953,953
#	LTC Properties, Inc.	279,307	10,800,802
	LXP Industrial Trust	1,953,050	18,905,524
#	Macerich Co.	1,466,512	16,322,279
#	Medical Properties Trust, Inc.	4,071,424	46,617,805
	Mid-America Apartment Communities, Inc.	813,302	128,054,400
	National Health Investors, Inc.	311,436	17,658,421
	National Retail Properties, Inc.	1,234,127	51,870,358
	National Storage Affiliates Trust	595,416	25,400,447
#	Necessity Retail REIT, Inc.	828,398	5,666,242
#	NETSTREIT Corp.	208,178	3,917,910
#	NexPoint Residential Trust, Inc.	157,321	7,173,838
#	Office Properties Income Trust	338,108	5,173,052
#	Omega Healthcare Investors, Inc.	1,615,109	51,328,164
#	One Liberty Properties, Inc.	117,768	2,654,491
	Orion Office REIT, Inc.	395,187	3,702,902
#	Outfront Media, Inc.	942,844	17,018,334
	Paramount Group, Inc.	1,257,987	8,139,176
	Park Hotels & Resorts, Inc.	1,546,637	20,230,012
#	Pebblebrook Hotel Trust	879,263	14,103,379
#	Physicians Realty Trust	1,579,221	23,783,068
	Piedmont Office Realty Trust, Inc., Class A	858,027	8,966,382
#	Plymouth Industrial REIT, Inc.	220,604	4,067,938
#	Postal Realty Trust, Inc., Class A	9,997	156,753
	Prologis, Inc.	6,486,833	718,416,755
	Public Storage	1,113,219	344,819,585
#	Realty Income Corp.	4,309,331	268,342,041
	Regency Centers Corp.	1,072,350	64,887,898
	Retail Opportunity Investments Corp.	864,228	12,514,021
	Rexford Industrial Realty, Inc.	1,197,298	66,186,633
	RLJ Lodging Trust	1,135,033	13,813,352
#	RPT Realty	594,325	5,527,222
	Ryman Hospitality Properties, Inc.	360,026	32,013,512
	Sabra Health Care REIT, Inc.	1,578,080	21,556,573
#	Saul Centers, Inc.	110,613	4,529,602
	SBA Communications Corp.	754,403	203,613,370

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
#	Service Properties Trust	1,151,530	$9,338,908
	Simon Property Group, Inc.	2,260,275	246,324,769
	SITE Centers Corp.	1,307,230	16,183,507
#	SL Green Realty Corp.	453,793	18,006,506
#*	Sotherly Hotels, Inc.	103,271	232,360
	Spirit Realty Capital, Inc.	951,913	36,962,782
	STAG Industrial, Inc.	1,250,532	39,504,306
	STORE Capital Corp.	1,803,795	57,360,681
#	Summit Hotel Properties, Inc.	745,919	6,444,740
	Sun Communities, Inc.	859,809	115,945,244
#	Sunstone Hotel Investors, Inc.	1,422,405	15,859,816
	Tanger Factory Outlet Centers, Inc.	725,804	13,071,730
#	Terreno Realty Corp.	533,100	30,461,334
	UDR, Inc.	2,267,249	90,145,820
#	UMH Properties, Inc.	361,944	6,348,498
#	Uniti Group, Inc.	1,606,783	12,468,636
#	Universal Health Realty Income Trust	96,577	4,700,403
#	Urban Edge Properties	814,203	11,496,546
#	Urstadt Biddle Properties, Inc.	47,996	910,004
#	Urstadt Biddle Properties, Inc., Class A	188,867	3,539,368
	Ventas, Inc.	2,778,270	108,713,705
*	Veris Residential, Inc.	540,206	8,551,461
	VICI Properties, Inc.	6,661,659	213,306,321
#	Vornado Realty Trust	1,092,746	25,777,878
	Welltower, Inc.	3,233,300	197,360,632
	Whitestone REIT	327,268	3,079,592
#	WP Carey, Inc.	1,338,317	102,113,587
	Xenia Hotels & Resorts, Inc.	796,779	13,608,985

TOTAL REAL ESTATE			7,952,291,706

TEMPORARY CASH INVESTMENTS — (1.5%)
	State Street Institutional U.S. Government Money Market Fund 3.010%	124,840,173	124,840,173

SECURITIES LENDING COLLATERAL — (4.3%)
@§	The DFA Short Term Investment Fund	31,631,386	365,690,456

TOTAL INVESTMENTS — (100.0%) (Cost $5,744,323,273)			$8,442,822,335

As of October 31, 2022, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index.	619	12/16/22	$117,458,517	$120,178,850	$2,720,333

Total Futures Contracts			$117,458,517	$120,178,850	$2,720,333

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$7,952,291,706	—	—	$7,952,291,706
Temporary Cash Investments	124,840,173	—	—	124,840,173
Securities Lending Collateral	—	$365,690,456	—	365,690,456
Futures Contracts**	2,720,333	—	—	2,720,333

TOTAL	$8,079,852,212	$365,690,456	—	$8,445,542,668

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (94.7%)
AUSTRALIA — (6.9%)
	AGL Energy Ltd.	238,431	$1,038,793
*	Allkem Ltd.	207,455	1,916,813
	ALS Ltd.	245,457	1,795,523
	Altium Ltd.	49,349	1,114,266
	Alumina Ltd.	1,066,386	921,620
*	AMP Ltd.	1,590,062	1,282,270
	Ampol Ltd.	156,813	2,735,102
	Ansell Ltd.	80,495	1,453,184
	APA Group	287,796	1,937,554
	Aristocrat Leisure Ltd.	172,834	4,102,377
	ASX Ltd.	49,418	2,141,206
	Atlas Arteria Ltd.	532,832	2,243,103
	Aurizon Holdings Ltd.	1,367,604	3,169,240
	Australia & New Zealand Banking Group Ltd.	737,778	12,087,562
#	Bank of Queensland Ltd.	321,618	1,514,590
	Beach Energy Ltd.	2,007,403	2,052,691
	Bendigo & Adelaide Bank Ltd.	285,791	1,649,760
	BHP Group Ltd.	939,771	22,537,027
#	BHP Group Ltd., Sponsored ADR	298,208	14,260,307
	BlueScope Steel Ltd.	331,528	3,338,479
	Brambles Ltd.	480,946	3,600,714
#	Breville Group Ltd.	36,183	458,483
	Carsales.com Ltd.	125,459	1,625,173
	Challenger Ltd.	285,128	1,281,174
	Cleanaway Waste Management Ltd.	1,014,244	1,754,368
	Cochlear Ltd.	14,527	1,855,731
	Coles Group Ltd.	337,836	3,532,298
	Commonwealth Bank of Australia	355,286	23,820,770
	Computershare Ltd.	205,191	3,321,640
	CSL Ltd.	128,582	23,018,159
#	Domino’s Pizza Enterprises Ltd.	27,057	1,103,213
	Downer EDI Ltd.	431,196	1,239,229
	Eagers Automotive Ltd.	39,098	309,959
	Endeavour Group Ltd.	417,706	1,911,966
	Evolution Mining Ltd.	1,236,556	1,640,353
#*	Flight Centre Travel Group Ltd.	35,538	378,243
	Fortescue Metals Group Ltd.	650,204	6,125,573
#	Harvey Norman Holdings Ltd.	479,253	1,274,951
	IDP Education Ltd.	59,144	1,115,857
	IGO Ltd.	265,506	2,596,634
	Iluka Resources Ltd.	286,860	1,589,356
	Incitec Pivot Ltd.	1,135,353	2,730,468
	Insurance Australia Group Ltd.	722,472	2,267,794
	James Hardie Industries PLC	134,782	2,942,693
#	JB Hi-Fi Ltd.	74,704	2,047,782
	Lendlease Corp. Ltd.	251,364	1,397,775
*	Liontown Resources Ltd.	298,514	359,417
*	Lottery Corp. Ltd.	752,249	2,063,696
*	Lynas Rare Earths Ltd.	238,893	1,274,205
	Macquarie Group Ltd.	80,277	8,708,719
	Medibank Pvt Ltd.	980,727	1,765,964
	Metcash Ltd.	613,711	1,611,071
	Mineral Resources Ltd.	80,695	3,783,125
	National Australia Bank Ltd.	811,247	16,851,257
	Netwealth Group Ltd.	18,017	139,918
#	New Hope Corp. Ltd.	339,032	1,231,590
	Newcrest Mining Ltd.	369,122	4,088,128

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	NEXTDC Ltd.	154,917	$822,016
	nib holdings Ltd.	136,847	585,575
	Nine Entertainment Co. Holdings Ltd.	1,029,104	1,359,052
	Northern Star Resources Ltd.	495,637	2,766,199
	Orica Ltd.	240,126	2,135,978
	Origin Energy Ltd.	629,025	2,247,240
	OZ Minerals Ltd.	216,427	3,351,161
*	Pilbara Minerals Ltd.	379,134	1,232,279
	Premier Investments Ltd.	57,290	917,466
#	Pro Medicus Ltd.	20,466	729,150
*	Qantas Airways Ltd.	112,113	418,940
	QBE Insurance Group Ltd.	544,830	4,268,722
	Qube Holdings Ltd.	798,076	1,389,414
	Ramsay Health Care Ltd.	53,426	2,003,963
#	REA Group Ltd.	13,480	1,044,779
#	Reece Ltd.	78,480	779,296
#	Reliance Worldwide Corp. Ltd.	349,420	717,917
	Rio Tinto Ltd.	126,517	7,179,787
	Santos Ltd.	1,087,572	5,309,153
	SEEK Ltd.	76,228	1,049,344
#	Seven Group Holdings Ltd.	98,240	1,152,003
*	Sierra Rutile Holdings Ltd.	273,276	36,168
	Sims Ltd.	24,608	192,394
	Sonic Healthcare Ltd.	240,961	5,044,635
	South32 Ltd., ADR	6,560	74,784
	South32 Ltd.	1,857,161	4,260,825
	Steadfast Group Ltd.	458,288	1,484,736
	Suncorp Group Ltd.	459,145	3,358,654
	Tabcorp Holdings Ltd.	805,398	497,237
	Technology One Ltd.	131,828	1,014,154
	Telstra Group Ltd.	1,375,629	3,449,291
	TPG Telecom Ltd.	149,090	467,695
	Transurban Group	572,921	4,860,058
	Treasury Wine Estates Ltd.	222,037	1,839,970
Ω	Viva Energy Group Ltd.	713,962	1,296,009
	Wesfarmers Ltd.	328,349	9,528,367
	Westpac Banking Corp.	748,445	11,556,709
	Whitehaven Coal Ltd.	757,665	4,401,121
	WiseTech Global Ltd.	16,671	616,544
#	Woodside Energy Group Ltd., ADR	107,771	2,497,054
	Woodside Energy Group Ltd.	577,109	13,348,784
	Woolworths Group Ltd.	381,918	8,065,259
	Worley Ltd.	192,417	1,757,559
*	Xero Ltd.	24,158	1,199,654
#	Yancoal Australia Ltd.	12,911	42,729

TOTAL AUSTRALIA			342,458,737

AUSTRIA — (0.2%)
	Erste Group Bank AG	142,499	3,511,878
	OMV AG	69,474	3,198,815
#	Verbund AG	15,763	1,234,792

TOTAL AUSTRIA			7,945,485

BELGIUM — (0.9%)
#	Ageas SA	144,764	5,011,452
	Anheuser-Busch InBev SA	265,831	13,296,970
*	Argenx SE, ADR	200	77,586
*	Argenx SE	4,901	1,902,815

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	D’ieteren Group	5,987	$996,405
#	Elia Group SA	12,062	1,525,026
	KBC Group NV	162,319	8,134,736
	Solvay SA	74,587	6,730,794
	UCB SA	41,537	3,130,551
	Umicore SA	114,914	3,788,244

TOTAL BELGIUM			44,594,579

CANADA — (11.5%)
#	Agnico Eagle Mines Ltd.	222,919	9,801,504
#*	Air Canada	59,992	863,540
	Algonquin Power & Utilities Corp.	183,768	2,032,531
	Alimentation Couche-Tard, Inc.	284,832	12,753,516
#	AltaGas Ltd.	153,726	2,772,450
#	ARC Resources Ltd.	350,858	4,939,594
*	Aritzia, Inc.	26,765	1,038,105
#	Bank of Montreal	189,505	17,450,532
	Bank of Nova Scotia	337,511	16,311,295
	Barrick Gold Corp.	423,756	6,315,834
#	BCE, Inc.	164,256	7,407,946
	Brookfield Asset Management, Inc.,Class A	244,130	9,669,151
	Brookfield Infrastructure Corp., Class A	33,473	1,443,334
#	BRP, Inc.	13,800	922,632
#*	CAE, Inc.	134,374	2,564,906
	Cameco Corp.	91,432	2,168,767
#	Canadian Imperial Bank of Commerce	272,932	12,394,536
	Canadian National Railway Co.	163,778	19,400,633
#	Canadian Natural Resources Ltd.	377,931	22,654,127
	Canadian Pacific Railway Ltd.	172,002	12,818,672
#	Canadian Tire Corp. Ltd., Class A	42,817	4,798,861
#	Canadian Utilities Ltd., Class A	45,072	1,199,295
	Capital Power Corp.	36,989	1,238,080
	CCL Industries, Inc., Class B	61,915	2,908,621
	Cenovus Energy, Inc.	463,726	9,369,123
*	CGI, Inc.	66,041	5,315,065
	Colliers International Group, Inc.	9,138	858,424
	Constellation Software, Inc.	6,143	8,882,471
	Crescent Point Energy Corp.	189,000	1,479,870
*	Descartes Systems Group, Inc.	21,066	1,453,895
	Dollarama, Inc.	78,900	4,688,189
	Element Fleet Management Corp.	166,536	2,218,687
#	Emera, Inc.	67,612	2,505,766
	Empire Co. Ltd., Class A	127,577	3,277,568
#	Enbridge, Inc.	382,245	14,888,839
	Endeavour Mining PLC	142,300	2,530,869
	Fairfax Financial Holdings Ltd.	12,481	6,129,785
	First Quantum Minerals Ltd.	309,148	5,452,946
	FirstService Corp.	25,222	3,153,044
#	Fortis, Inc.	109,366	4,266,708
#	Franco-Nevada Corp.	24,816	3,066,761
	George Weston Ltd.	24,748	2,723,942
#	GFL Environmental, Inc.	37,208	1,004,244
	Gildan Activewear, Inc.	93,696	2,956,109
	Great-West Lifeco, Inc.	94,127	2,179,150
#Ω	Hydro One Ltd.	67,923	1,703,123
	iA Financial Corp., Inc.	74,967	4,172,201
	IGM Financial, Inc.	46,148	1,235,378
	Imperial Oil Ltd.	114,910	6,260,297
	Intact Financial Corp.	48,635	7,390,121

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Ivanhoe Mines Ltd., Class A	133,750	$927,763
#	Keyera Corp.	98,800	2,117,635
#	Kinross Gold Corp.	897,008	3,252,629
	Loblaw Cos. Ltd.	71,364	5,847,011
	Lundin Mining Corp.	485,351	2,543,697
#	Magna International, Inc.	180,360	10,051,463
	Manulife Financial Corp.	362,694	6,006,704
*	MEG Energy Corp.	183,402	2,742,246
#	Metro, Inc.	104,673	5,483,560
	National Bank of Canada	170,075	11,580,106
#	Northland Power, Inc.	110,526	3,215,951
	Nutrien Ltd.	182,823	15,448,511
*Ω	Nuvei Corp.	8,822	265,278
	Onex Corp.	51,259	2,579,975
	Open Text Corp.	131,759	3,814,838
	Parkland Corp.	41,328	835,448
	Pembina Pipeline Corp.	171,902	5,674,485
	Quebecor, Inc., Class B	78,607	1,481,725
	Restaurant Brands International, Inc.	87,030	5,170,164
	Ritchie Bros Auctioneers, Inc.	60,734	3,967,706
	Rogers Communications, Inc.,Class B	127,012	5,287,934
#	Royal Bank of Canada	453,675	41,964,676
	Saputo, Inc.	72,993	1,776,671
	Shaw Communications, Inc.,Class B	261,349	6,713,465
#*	Shopify, Inc.,Class A	129,490	4,432,964
	Stantec, Inc.	52,633	2,575,341
	Sun Life Financial, Inc.	255,600	10,850,523
	Suncor Energy, Inc.	535,689	18,422,345
	TC Energy Corp.	183,478	8,058,354
#	Teck Resources Ltd., Class B	343,703	10,462,319
	TELUS Corp.	78,760	1,644,748
*	TELUS International CDA, Inc.	17,423	433,289
	TFI International, Inc.	32,748	2,981,040
	Thomson Reuters Corp.	31,623	3,360,892
	TMX Group Ltd.	21,681	2,084,470
	Toromont Industries Ltd.	47,649	3,661,945
#	Toronto-Dominion Bank	488,822	31,281,681
	Tourmaline Oil Corp.	184,897	10,417,803
*	Turquoise Hill Resources Ltd.	34,646	973,899
	Vermilion Energy, Inc.	68,269	1,591,350
	Waste Connections, Inc.	51,713	6,823,125
	West Fraser Timber Co. Ltd.	72,167	5,418,551
#	Wheaton Precious Metals Corp.	77,871	2,545,603
#	Whitecap Resources, Inc.	486,709	3,772,633
#	WSP Global, Inc.	36,783	4,520,825
	Yamana Gold, Inc.	281,219	1,231,739

TOTAL CANADA			571,326,117

CHINA — (0.0%)
Ω	BOC Aviation Ltd.	173,700	1,162,388
	Orient Overseas International Ltd.	72,000	1,052,146

TOTAL CHINA			2,214,534

DENMARK — (2.3%)
	AP Moller - Maersk AS, Class A	764	1,528,523
	AP Moller - Maersk AS, Class B	953	1,990,980
	Carlsberg AS, Class B	47,226	5,560,654
	Chr Hansen Holding AS	48,984	2,720,622

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Coloplast AS, Class B	54,267	$6,049,151
	Danske Bank AS	261,093	4,211,687
*	Demant AS	52,005	1,420,114
	DSV AS	47,095	6,363,864
*	Genmab AS	19,432	7,485,353
*	H Lundbeck AS, Class A	10,747	36,524
	Novo Nordisk AS, Sponsored ADR	45,587	4,961,689
	Novo Nordisk AS, Class B	461,515	50,181,103
	Novozymes AS, Class B	78,331	4,111,638
#Ω	Orsted AS	37,774	3,116,572
#	Pandora AS	74,525	3,920,275
	ROCKWOOL AS, Class A	43	8,480
	Topdanmark AS	16,991	784,187
	Tryg AS	132,631	2,868,707
	Vestas Wind Systems AS	318,619	6,281,148

TOTAL DENMARK			113,601,271

FINLAND — (1.2%)
	Elisa Oyj	79,278	3,831,213
	Fortum Oyj	75,553	1,063,354
	Kesko Oyj, Class A	57,974	1,114,874
	Kesko Oyj, Class B	169,381	3,296,265
	Kone Oyj, Class B	107,052	4,383,328
	Metso Outotec Oyj	357,940	2,716,440
	Neste Oyj	132,671	5,814,765
	Nokia Oyj	1,573,579	6,988,358
	Nordea Bank Abp	747,679	7,142,843
	Orion Oyj, Class B	46,848	2,155,861
	Sampo Oyj, Class A	167,794	7,672,840
	Stora Enso Oyj, Class R	324,565	4,231,940
	UPM-Kymmene Oyj	258,602	8,693,538

TOTAL FINLAND			59,105,619

FRANCE — (9.1%)
*	Accor SA	81,247	1,946,796
#*	Aeroports de Paris	9,635	1,302,947
	Air Liquide SA	117,776	15,406,713
	Airbus SE	172,375	18,651,615
#	Alstom SA	149,327	3,073,332
Ω	Amundi SA	28,160	1,328,586
	Arkema SA	63,365	5,014,581
	AXA SA	376,977	9,309,401
	BioMerieux	16,622	1,470,690
	BNP Paribas SA	263,532	12,358,038
	Bollore SE	356,077	1,780,933
	Bouygues SA	161,160	4,598,080
	Bureau Veritas SA	106,579	2,636,793
	Capgemini SE	39,445	6,464,669
#	Carrefour SA	475,879	7,659,486
	Cie de Saint-Gobain	273,090	11,164,173
#	Cie Generale des Etablissements Michelin SCA	432,600	11,024,398
	Credit Agricole SA	323,929	2,939,221
	Danone SA	151,209	7,515,010
	Dassault Aviation SA	9,740	1,446,568
	Dassault Systemes SE	130,587	4,377,115
	Edenred	77,976	3,997,531
	Eiffage SA	77,712	7,026,857
	Electricite de France SA	57,887	683,643

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Engie SA	769,997	$10,004,842
	EssilorLuxottica SA	52,257	8,263,303
	Eurazeo SE	6,421	366,417
*	Euroapi SA	9,271	162,233
	Eurofins Scientific SE	61,620	3,944,591
Ω	Euronext NV	42,457	2,694,696
*	Faurecia SE	3,490	52,025
#	Getlink SE	135,102	2,137,920
	Hermes International	9,337	12,085,673
	Ipsen SA	29,135	2,994,140
	Kering SA	22,325	10,223,976
Ω	La Francaise des Jeux SAEM	49,664	1,618,478
	Legrand SA	87,682	6,681,773
	L’Oreal SA	51,814	16,269,812
	LVMH Moet Hennessy Louis Vuitton SE	80,391	50,726,285
#	Orange SA, Sponsored ADR	22,324	212,524
	Orange SA	1,478,617	14,088,133
	Pernod Ricard SA	38,530	6,762,444
	Publicis Groupe SA	131,917	7,387,929
#	Remy Cointreau SA	8,773	1,341,724
*	Renault SA	109,123	3,359,810
	Rexel SA	138,842	2,477,676
#	Safran SA	63,519	7,074,104
	Sanofi	213,213	18,348,641
	Sartorius Stedim Biotech	7,879	2,500,313
	Schneider Electric SE	118,448	14,978,194
	Societe Generale SA	356,806	8,184,066
	Sodexo SA	49,338	4,370,473
††	Sodexo, Inc.	16,625	1,474,397
*	SOITEC	8,435	1,080,056
	STMicroelectronics NV	178,896	5,562,581
	STMicroelectronics NV	33,658	1,047,437
	Teleperformance	20,262	5,428,794
	Thales SA	34,655	4,407,419
	TotalEnergies SE, Sponsored ADR	18,895	1,034,879
	TotalEnergies SE	869,523	47,435,393
#	Veolia Environnement SA, ADR	17,086	382,897
	Veolia Environnement SA	103,111	2,301,026
	Vinci SA	167,106	15,379,926
	Vivendi SE	293,518	2,402,434
*Ω	Worldline SA	80,679	3,521,352

TOTAL FRANCE			453,947,962

GERMANY — (6.3%)
	Adidas AG	48,528	4,737,064
	Allianz SE	69,406	12,486,447
	Allianz SE, Sponsored ADR	167,341	3,007,118
	Aroundtown SA	35,234	69,842
	BASF SE	325,963	14,626,168
	Bayer AG	332,314	17,473,412
	Bayerische Motoren Werke AG	110,315	8,658,830
	Bechtle AG	22,087	763,029
	Beiersdorf AG	20,019	1,921,727
	Brenntag SE	78,772	4,779,593
	Carl Zeiss Meditec AG	12,155	1,471,279
*	Commerzbank AG	890,036	7,111,120
#	Continental AG	66,253	3,431,618
Ω	Covestro AG	185,256	6,288,702
*	CTS Eventim AG & Co. KGaA	6,649	317,400

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Daimler Truck Holding AG	233,437	$6,226,366
#*Ω	Delivery Hero SE	43,690	1,437,789
#	Deutsche Bank AG	742,745	7,114,597
#	Deutsche Boerse AG	54,979	8,940,665
*	Deutsche Lufthansa AG	329,759	2,254,564
	Deutsche Post AG	369,288	13,054,251
	Deutsche Telekom AG	1,271,712	24,004,181
	Deutsche Wohnen SE	16,485	332,506
Ω	DWS Group GmbH & Co. KGaA	15,125	408,925
	E.ON SE	1,328,016	11,120,784
	Evonik Industries AG	120,082	2,212,116
	Fresenius Medical Care AG & Co. KGaA	114,475	3,166,444
	Fresenius SE & Co. KGaA	205,170	4,721,606
	GEA Group AG	72,669	2,540,104
	Hannover Rueck SE	17,608	2,865,244
#Ω	Hapag-Lloyd AG	12,305	2,219,048
	HeidelbergCement AG	89,397	4,111,080
	Henkel AG & Co. KGaA	30,637	1,798,548
	Infineon Technologies AG	335,425	8,139,244
	K&S AG	17,648	389,650
	Knorr-Bremse AG	28,037	1,262,246
	LEG Immobilien SE	26,118	1,705,118
	Mercedes-Benz Group AG	320,152	18,530,894
	Merck KGaA	27,915	4,549,168
#	MTU Aero Engines AG	19,360	3,464,630
#	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	29,532	7,795,732
	Nemetschek SE	32,759	1,561,850
	Puma SE	49,149	2,172,919
*	QIAGEN NV	89,672	3,886,885
#	Rational AG	2,164	1,219,848
	Rheinmetall AG	24,323	3,953,743
#	RTL Group SA	27,409	930,424
	RWE AG	257,480	9,911,727
	SAP SE	198,474	19,103,671
	Siemens AG	159,085	17,373,507
#*	Siemens Energy AG	188,562	2,198,183
Ω	Siemens Healthineers AG	48,068	2,202,117
	Symrise AG	34,248	3,495,779
*	Talanx AG	29,099	1,092,794
	Telefonica Deutschland Holding AG	927,240	2,020,362
	United Internet AG	11,178	208,951
#	Volkswagen AG	13,157	2,248,950
	Vonovia SE	176,675	3,906,391
	Wacker Chemie AG	13,133	1,529,015
#*Ω	Zalando SE	36,364	838,123

TOTAL GERMANY			311,364,088

HONG KONG — (1.9%)
	AIA Group Ltd.	3,249,000	24,610,493
	Bank of East Asia Ltd.	295,044	282,766
	BOC Hong Kong Holdings Ltd.	915,500	2,844,739
Ω	Budweiser Brewing Co. APAC Ltd.	404,800	851,992
#*	Cathay Pacific Airways Ltd.	1,087,000	985,722
	Chow Tai Fook Jewellery Group Ltd.	663,800	1,136,476
	CK Asset Holdings Ltd.	523,986	2,896,891
	CK Hutchison Holdings Ltd.	743,462	3,700,827
	CK Infrastructure Holdings Ltd.	226,000	1,073,663
	CLP Holdings Ltd.	317,400	2,130,326
Ω	ESR Group Ltd.	528,600	901,449

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#	Galaxy Entertainment Group Ltd.	370,000	$1,690,400
	Hang Lung Properties Ltd.	1,105,000	1,390,049
	Hang Seng Bank Ltd.	201,100	2,831,041
	Henderson Land Development Co. Ltd.	572,571	1,401,802
	HK Electric Investments & HK Electric Investments Ltd.	966,500	614,514
	HKT Trust & HKT Ltd.	3,121,000	3,529,675
	Hong Kong & China Gas Co. Ltd.	3,949,661	3,044,277
	Hong Kong Exchanges & Clearing Ltd.	349,451	9,275,687
	L’Occitane International SA	213,500	524,189
	MTR Corp. Ltd.	365,314	1,607,451
	New World Development Co. Ltd.	813,215	1,663,410
	NWS Holdings Ltd.	52,000	36,876
	PCCW Ltd.	683,000	260,941
	Power Assets Holdings Ltd.	277,707	1,327,869
	Prada SpA	186,900	851,488
*Ω	Samsonite International SA	530,700	1,140,181
#*	Sands China Ltd.	261,200	456,636
	Sino Land Co. Ltd.	1,696,191	1,811,219
	SITC International Holdings Co. Ltd.	1,081,000	1,770,458
	Sun Hung Kai Properties Ltd.	269,608	2,897,293
	Swire Pacific Ltd., Class A	235,500	1,562,192
	Swire Pacific Ltd., Class B	387,500	399,299
	Swire Properties Ltd.	188,600	362,473
	Techtronic Industries Co. Ltd.	442,000	4,185,195
Ω	WH Group Ltd.	7,244,735	3,658,671
	Wharf Real Estate Investment Co. Ltd.	312,609	1,231,698
	Xinyi Glass Holdings Ltd.	1,617,000	2,078,096

TOTAL HONG KONG			93,018,424

IRELAND — (0.7%)
	AIB Group PLC	411,346	1,189,989
	Bank of Ireland Group PLC	556,149	4,004,619
#	CRH PLC, Sponsored ADR	391,067	14,160,536
*	Flutter Entertainment PLC	42,204	5,580,941
	Kerry Group PLC, Class A	32,177	2,830,757
	Kingspan Group PLC	51,775	2,610,324
	Smurfit Kappa Group PLC	174,089	5,762,858

TOTAL IRELAND			36,140,024

ISRAEL — (0.8%)
*	Airport City Ltd.	22,079	365,564
	Alony Hetz Properties & Investments Ltd.	55,963	656,402
	Amot Investments Ltd.	77,083	466,291
	Ashtrom Group Ltd.	18,166	395,363
#	Azrieli Group Ltd.	7,368	545,862
	Bank Hapoalim BM	297,975	2,872,257
	Bank Leumi Le-Israel BM	472,905	4,511,393
	Bezeq The Israeli Telecommunication Corp. Ltd.	758,064	1,341,952
	Big Shopping Centers Ltd.	2,966	332,580
*	Delek Group Ltd.	5,739	873,804
	Elbit Systems Ltd.	8,150	1,650,329
	Electra Ltd.	758	441,052
	Energix-Renewable Energies Ltd.	57,459	200,599
*	Enlight Renewable Energy Ltd.	264,628	535,948
*	Fattal Holdings 1998 Ltd.	3,098	314,669
	First International Bank of Israel Ltd.	35,095	1,515,450
	Fox Wizel Ltd.	4,681	570,659
	Gav-Yam Lands Corp. Ltd.	14,388	122,028

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Harel Insurance Investments & Financial Services Ltd.	142,775	$1,374,348
	ICL Group Ltd.	191,591	1,727,691
	Israel Discount Bank Ltd., Class A	719,148	4,089,138
	Kenon Holdings Ltd.	9,009	345,151
	Matrix IT Ltd.	5,903	127,342
#	Maytronics Ltd.	6,543	70,550
	Melisron Ltd.	7,873	584,126
	Migdal Insurance & Financial Holdings Ltd.	100,262	120,262
	Mivne Real Estate KD Ltd.	148,767	462,527
	Mizrahi Tefahot Bank Ltd.	58,680	2,218,195
#*	Nice Ltd., Sponsored ADR	10,717	2,035,051
*	Nova Ltd.	11,432	836,664
*	OPC Energy Ltd.	20,000	245,903
#	Phoenix Holdings Ltd.	136,655	1,480,264
	Shapir Engineering & Industry Ltd.	48,517	399,694
#*	Shikun & Binui Ltd.	130,943	519,791
	Shufersal Ltd.	67,756	462,539
#	Strauss Group Ltd.	15,607	390,449
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	270,119	2,409,461
#*	Tower Semiconductor Ltd.	71,467	3,054,389

TOTAL ISRAEL			40,665,737

ITALY — (2.0%)
	Amplifon SpA	66,280	1,646,657
	Assicurazioni Generali SpA	423,829	6,360,444
	Banca Mediolanum SpA	96,969	725,513
	CNH Industrial NV	357,713	4,627,761
	Davide Campari-Milano NV	119,977	1,077,432
	DiaSorin SpA	7,198	941,035
	Enel SpA	2,157,960	9,640,357
	Eni SpA	961,040	12,622,028
	Ferrari NV	36,720	7,238,622
	FinecoBank Banca Fineco SpA	255,614	3,444,549
Ω	Infrastrutture Wireless Italiane SpA	150,616	1,329,361
	Intesa Sanpaolo SpA	3,384,258	6,452,181
	Mediobanca Banca di Credito Finanziario SpA	293,203	2,656,297
	Moncler SpA	56,996	2,459,047
#*Ω	Nexi SpA	133,893	1,157,569
Ω	Poste Italiane SpA	285,044	2,483,948
	Prysmian SpA	90,379	2,941,665
	Recordati Industria Chimica e Farmaceutica SpA	60,469	2,271,910
	Snam SpA	661,149	2,939,806
	Stellantis NV	852,765	11,505,136
	Stellantis NV	26,989	364,891
#*	Telecom Italia SpA	6,106,646	1,194,715
*	Telecom Italia SpA	4,281,711	818,450
*	Telecom Italia SpA, Sponsored ADR	53,165	103,140
	Tenaris SA	101,644	1,590,845
#	Tenaris SA, Sponsored ADR	32,647	1,025,769
	Terna - Rete Elettrica Nazionale	354,252	2,349,280
	UniCredit SpA	757,661	9,395,953
	UnipolSai Assicurazioni SpA	317,629	716,181

TOTAL ITALY			102,080,542

JAPAN — (19.8%)
	ABC-Mart, Inc.	14,600	650,761
	Acom Co. Ltd.	211,300	461,618
	Advantest Corp.	61,900	3,258,513

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Aeon Co. Ltd.	219,700	$4,097,534
	AEON Financial Service Co. Ltd.	73,500	719,316
	Aeon Mall Co. Ltd.	38,848	422,610
	AGC, Inc.	131,300	4,114,279
	Air Water, Inc.	175,500	1,959,426
	Aisin Corp.	95,300	2,446,326
	Ajinomoto Co., Inc.	153,400	4,218,992
	Alfresa Holdings Corp.	87,600	1,008,528
	Alps Alpine Co. Ltd.	113,700	976,748
	Amada Co. Ltd.	164,800	1,159,132
*	ANA Holdings, Inc.	25,500	495,687
	Aozora Bank Ltd.	50,200	863,528
	As One Corp.	9,800	417,895
	Asahi Group Holdings Ltd.	114,000	3,189,803
	Asahi Intecc Co. Ltd.	60,100	1,023,812
	Asahi Kasei Corp.	743,800	4,769,181
	Asics Corp.	70,600	1,081,855
	Astellas Pharma, Inc.	348,875	4,813,841
	Azbil Corp.	29,700	807,117
	Bandai Namco Holdings, Inc.	59,400	3,926,510
	Bank of Kyoto Ltd.	27,788	1,001,363
	BayCurrent Consulting, Inc.	33,000	925,887
	Benefit One, Inc.	34,600	478,661
	Benesse Holdings, Inc.	55,600	820,238
	BIPROGY, Inc.	49,200	1,062,788
	Bridgestone Corp.	187,413	6,778,062
	Brother Industries Ltd.	132,000	2,248,739
	Calbee, Inc.	57,600	1,157,012
	Canon Marketing Japan, Inc.	23,700	500,117
	Canon, Inc., Sponsored ADR	22,768	482,909
	Canon, Inc.	205,100	4,347,603
	Capcom Co. Ltd.	48,600	1,351,806
	Casio Computer Co. Ltd.	93,900	816,155
	Central Japan Railway Co.	27,345	3,165,907
	Chiba Bank Ltd.	198,137	1,085,617
	Chubu Electric Power Co., Inc.	146,800	1,194,940
	Chugai Pharmaceutical Co. Ltd.	183,900	4,261,304
#	Chugoku Electric Power Co., Inc.	64,001	300,266
	Coca-Cola Bottlers Japan Holdings, Inc.	65,560	592,331
	COMSYS Holdings Corp.	60,800	996,079
	Concordia Financial Group Ltd.	460,464	1,404,977
	Cosmo Energy Holdings Co. Ltd.	71,900	1,852,097
	Cosmos Pharmaceutical Corp.	5,600	541,602
	Credit Saison Co. Ltd.	127,600	1,363,834
	CyberAgent, Inc.	104,400	857,664
	Dai Nippon Printing Co. Ltd.	80,600	1,614,477
	Daicel Corp.	107,400	612,805
	Daifuku Co. Ltd.	29,149	1,334,293
	Dai-ichi Life Holdings, Inc.	228,565	3,630,239
	Daiichi Sankyo Co. Ltd.	215,738	6,905,937
	Daikin Industries Ltd.	69,400	10,395,230
	Daio Paper Corp.	66,100	487,684
	Daito Trust Construction Co. Ltd.	31,700	3,139,054
	Daiwa House Industry Co. Ltd.	228,500	4,603,665
	Daiwa Securities Group, Inc.	513,300	2,002,728
	DeNA Co. Ltd.	41,400	539,958
	Denka Co. Ltd.	80,900	1,874,134
	Denso Corp.	97,100	4,817,704
	Dentsu Group, Inc.	129,082	4,014,884

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Descente Ltd.	4,500	$108,004
	DIC Corp.	65,900	1,106,485
	Disco Corp.	9,400	2,248,297
	Dowa Holdings Co. Ltd.	43,140	1,369,783
	East Japan Railway Co.	56,200	2,994,637
	Ebara Corp.	73,200	2,378,423
	Eisai Co. Ltd.	42,800	2,580,975
	Electric Power Development Co. Ltd.	50,000	695,385
	ENEOS Holdings, Inc.	2,291,070	7,557,450
	EXEO Group, Inc.	45,800	671,041
	Ezaki Glico Co. Ltd.	16,600	373,467
	Fancl Corp.	34,000	644,135
	FANUC Corp.	32,400	4,239,592
	Fast Retailing Co. Ltd.	17,500	9,749,970
	Food & Life Cos. Ltd.	46,100	775,450
	FP Corp.	31,200	742,263
	Fuji Electric Co. Ltd.	61,400	2,374,029
	Fuji Kyuko Co. Ltd.	4,800	148,426
	Fuji Media Holdings, Inc.	21,500	149,535
	Fuji Soft, Inc.	7,700	418,898
	FUJIFILM Holdings Corp.	63,200	2,891,392
	Fujikura Ltd.	168,300	996,501
	Fujitsu General Ltd.	27,200	620,759
	Fujitsu Ltd.	64,144	7,380,315
	Fukuoka Financial Group, Inc.	88,700	1,509,284
	Fuyo General Lease Co. Ltd.	2,900	161,171
	GMO internet group, Inc.	38,900	670,669
	GMO Payment Gateway, Inc.	9,000	647,152
	Goldwin, Inc.	11,000	574,458
	Hakuhodo DY Holdings, Inc.	168,900	1,423,108
	Hamamatsu Photonics KK	28,700	1,298,425
	Hankyu Hanshin Holdings, Inc.	78,648	2,335,904
#	Harmonic Drive Systems, Inc.	16,000	534,044
	Haseko Corp.	275,600	2,838,189
	Hikari Tsushin, Inc.	5,800	700,607
*	Hino Motors Ltd.	184,100	765,078
	Hirose Electric Co. Ltd.	9,900	1,284,241
	Hisamitsu Pharmaceutical Co., Inc.	19,380	478,137
	Hitachi Construction Machinery Co. Ltd.	57,000	1,115,149
	Hitachi Ltd.	302,715	13,735,333
	Hitachi Transport System Ltd.	22,715	1,359,403
	Honda Motor Co. Ltd., Sponsored ADR	30,582	697,881
	Honda Motor Co. Ltd.	344,569	7,857,026
	Horiba Ltd.	16,900	693,364
	Hoshizaki Corp.	26,000	744,899
	House Foods Group, Inc.	27,900	521,796
	Hoya Corp.	112,100	10,420,966
	Hulic Co. Ltd.	203,600	1,479,021
	Ibiden Co. Ltd.	65,400	2,204,460
	Idemitsu Kosan Co. Ltd.	155,839	3,409,793
	IHI Corp.	112,800	2,515,892
	Iida Group Holdings Co. Ltd.	65,750	912,963
	Information Services International-Dentsu Ltd.	10,300	315,022
	INFRONEER Holdings, Inc.	133,600	926,157
	Inpex Corp.	417,117	4,209,710
	Internet Initiative Japan, Inc.	47,200	740,872
	Isetan Mitsukoshi Holdings Ltd.	170,980	1,518,667
	Isuzu Motors Ltd.	342,893	4,032,305
#	Ito En Ltd.	24,200	852,332

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	ITOCHU Corp.	365,800	$9,453,931
	Itochu Techno-Solutions Corp.	31,600	732,606
	Iwatani Corp.	32,900	1,211,425
	J Front Retailing Co. Ltd.	112,300	907,724
*	Japan Airlines Co. Ltd.	34,300	640,660
*	Japan Airport Terminal Co. Ltd.	7,600	325,287
	Japan Exchange Group, Inc.	174,400	2,291,927
#	Japan Post Bank Co., Ltd.	71,900	479,079
	Japan Post Holdings Co. Ltd.	509,190	3,424,087
	Japan Post Insurance Co. Ltd.	62,700	928,158
	Japan Tobacco, Inc.	388,900	6,513,075
	JCR Pharmaceuticals Co. Ltd.	30,400	451,820
	Jeol Ltd.	22,400	819,687
	JFE Holdings, Inc.	366,613	3,358,584
	JGC Holdings Corp.	105,200	1,265,299
	JMDC, Inc.	9,200	325,813
	JSR Corp.	37,700	716,338
	JTEKT Corp.	118,760	838,426
	Kadokawa Corp.	30,600	547,874
	Kagome Co. Ltd.	23,200	463,695
	Kajima Corp.	237,100	2,231,865
	Kakaku.com, Inc.	57,400	970,805
	Kamigumi Co. Ltd.	48,000	912,801
	Kaneka Corp.	34,800	862,945
	Kansai Electric Power Co., Inc.	178,800	1,354,457
	Kansai Paint Co. Ltd.	51,400	670,728
	Kao Corp.	131,100	4,896,838
	Kawasaki Heavy Industries Ltd.	116,800	1,986,464
#	Kawasaki Kisen Kaisha Ltd.	64,600	979,543
	KDDI Corp.	584,600	17,279,005
	Keihan Holdings Co. Ltd.	40,900	1,052,224
	Keikyu Corp.	82,500	846,873
	Keio Corp.	24,700	865,995
	Keisei Electric Railway Co. Ltd.	24,000	637,010
	Kewpie Corp.	65,900	1,040,385
	Keyence Corp.	41,604	15,687,414
	Kikkoman Corp.	31,400	1,701,567
	Kinden Corp.	65,500	666,486
	Kintetsu Group Holdings Co. Ltd.	32,128	1,085,762
	Kirin Holdings Co. Ltd.	154,600	2,272,609
	Kobayashi Pharmaceutical Co. Ltd.	13,400	711,095
#	Kobe Bussan Co. Ltd.	34,800	754,833
	Kobe Steel Ltd.	186,100	763,176
	Koei Tecmo Holdings Co. Ltd.	17,524	264,418
	Koito Manufacturing Co. Ltd.	95,600	1,357,217
	Komatsu Ltd.	276,600	5,418,646
	Konami Group Corp.	28,800	1,262,341
	Konica Minolta, Inc.	236,800	721,519
	Kose Corp.	5,790	577,960
	K’s Holdings Corp.	114,556	897,708
	Kubota Corp.	235,200	3,280,944
	Kuraray Co. Ltd.	269,700	1,854,601
	Kurita Water Industries Ltd.	43,400	1,588,656
	Kyocera Corp.	66,215	3,206,556
	Kyowa Kirin Co. Ltd.	44,200	1,040,984
	Kyushu Electric Power Co., Inc.	146,300	724,342
	Kyushu Railway Co.	41,400	865,827
	Lasertec Corp.	24,400	3,428,465
	Lawson, Inc.	33,300	1,063,836

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Lion Corp.	114,700	$1,159,238
	Lixil Corp.	142,840	2,157,638
	M3, Inc.	132,200	3,939,583
	Mabuchi Motor Co. Ltd.	20,600	558,969
	Makita Corp.	84,900	1,551,421
	Marubeni Corp.	475,900	4,165,987
	Marui Group Co. Ltd.	75,200	1,230,301
	Maruichi Steel Tube Ltd.	30,900	583,258
	MatsukiyoCocokara & Co.	30,580	1,113,376
	Mazda Motor Corp.	202,299	1,362,071
	McDonald’s Holdings Co. Japan Ltd.	26,100	906,120
	Mebuki Financial Group, Inc.	513,249	998,107
	Medipal Holdings Corp.	89,050	1,104,046
	MEIJI Holdings Co. Ltd.	62,312	2,564,083
*	Mercari, Inc.	20,000	332,021
	Minebea Mitsumi, Inc.	163,900	2,422,184
	MISUMI Group, Inc.	87,000	1,853,052
	Mitsubishi Chemical Group Corp.	946,690	4,276,531
	Mitsubishi Corp.	271,700	7,360,048
	Mitsubishi Electric Corp.	483,800	4,256,766
	Mitsubishi Estate Co. Ltd.	290,353	3,651,274
	Mitsubishi Gas Chemical Co., Inc.	84,000	1,067,406
	Mitsubishi HC Capital, Inc.	613,970	2,634,580
	Mitsubishi Heavy Industries Ltd.	134,600	4,636,170
	Mitsubishi Logistics Corp.	28,700	629,775
	Mitsubishi Materials Corp.	62,400	815,598
*	Mitsubishi Motors Corp.	269,299	907,197
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	908,164	4,277,452
	Mitsubishi UFJ Financial Group, Inc.	1,563,572	7,386,078
	Mitsui & Co. Ltd., Sponsored ADR	2,088	921,372
	Mitsui & Co. Ltd.	284,455	6,294,754
	Mitsui Chemicals, Inc.	135,100	2,500,556
	Mitsui Fudosan Co. Ltd.	188,200	3,603,722
#	Mitsui High-Tec, Inc.	10,700	553,109
#	Mitsui OSK Lines Ltd.	117,900	2,333,853
	Miura Co. Ltd.	32,700	665,949
	Mizuho Financial Group, Inc.	501,612	5,425,165
	MonotaRO Co. Ltd.	62,000	941,151
	MS&AD Insurance Group Holdings, Inc.	92,695	2,454,675
	Murata Manufacturing Co. Ltd.	159,900	7,569,573
	Nabtesco Corp.	56,000	1,189,462
	Nagoya Railroad Co. Ltd.	64,428	986,974
	Nankai Electric Railway Co. Ltd.	38,100	770,738
	NEC Corp.	139,055	4,602,831
	NEC Networks & System Integration Corp.	28,800	308,622
	NET One Systems Co. Ltd.	55,600	1,141,950
	Nexon Co. Ltd.	85,200	1,425,756
	Nextage Co. Ltd.	9,000	173,471
	NGK Insulators Ltd.	138,100	1,611,083
	NGK Spark Plug Co. Ltd.	119,400	2,178,340
	NH Foods Ltd.	49,000	1,167,742
	Nichirei Corp.	82,300	1,279,966
	Nidec Corp.	93,600	5,146,501
	Nifco, Inc.	69,900	1,623,389
	Nihon Kohden Corp.	50,800	1,137,520
	Nihon M&A Center Holdings, Inc.	122,100	1,377,752
	Nikon Corp.	142,100	1,374,268
	Nintendo Co. Ltd.	305,000	12,382,723
	Nippon Electric Glass Co. Ltd.	28,800	498,689

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Express Holdings, Inc.	52,400	$2,632,991
#	Nippon Paint Holdings Co. Ltd.	116,500	742,457
	Nippon Sanso Holdings Corp.	99,100	1,577,813
	Nippon Shinyaku Co. Ltd.	23,800	1,317,716
	Nippon Shokubai Co. Ltd.	15,200	545,235
	Nippon Steel Corp.	314,942	4,320,538
	Nippon Telegraph & Telephone Corp.	296,900	8,188,708
#	Nippon Yusen KK	264,600	4,793,085
	Nissan Chemical Corp.	43,300	1,949,166
	Nissan Motor Co. Ltd.	589,600	1,879,234
	Nisshin Seifun Group, Inc.	89,270	964,617
	Nissin Foods Holdings Co. Ltd.	18,900	1,223,375
	Nitori Holdings Co. Ltd.	24,700	2,238,240
	Nitto Denko Corp.	70,500	3,714,343
	NOF Corp.	33,800	1,162,600
	Nomura Holdings, Inc.	405,500	1,312,181
#	Nomura Holdings, Inc., Sponsored ADR	541,211	1,764,348
	Nomura Real Estate Holdings, Inc.	72,800	1,645,557
	Nomura Research Institute Ltd.	102,234	2,262,459
	NS Solutions Corp.	22,700	521,740
	NSK Ltd.	194,253	1,026,671
	NTT Data Corp.	232,100	3,361,702
	Obayashi Corp.	357,300	2,293,389
#	OBIC Business Consultants Co. Ltd.	9,700	278,826
	Obic Co. Ltd.	12,300	1,845,774
	Odakyu Electric Railway Co. Ltd.	55,400	658,592
	Oji Holdings Corp.	620,700	2,151,796
	Olympus Corp.	340,700	7,183,485
	Omron Corp.	41,100	1,916,836
	Ono Pharmaceutical Co. Ltd.	91,900	2,162,733
	Open House Group Co. Ltd.	34,000	1,209,360
	Oracle Corp.	12,300	655,239
	Oriental Land Co. Ltd.	24,400	3,267,834
	ORIX Corp.	397,500	5,838,357
	Osaka Gas Co. Ltd.	85,500	1,266,058
	Otsuka Corp.	35,600	1,121,120
	Otsuka Holdings Co. Ltd.	65,100	2,086,748
	PALTAC Corp.	11,700	332,348
	Pan Pacific International Holdings Corp.	133,300	2,187,549
	Panasonic Holdings Corp.	756,387	5,387,450
#	Panasonic Holdings Corp., ADR	97,391	687,580
*	Park24 Co. Ltd.	75,700	1,008,926
	Persol Holdings Co. Ltd.	56,800	1,137,269
	Pigeon Corp.	30,500	399,521
	Pola Orbis Holdings, Inc.	26,900	297,115
	Rakus Co. Ltd.	21,700	241,009
#	Rakuten Group, Inc.	221,313	988,022
	Recruit Holdings Co. Ltd.	356,200	10,960,689
	Relo Group, Inc.	63,800	899,220
*	Renesas Electronics Corp.	329,000	2,752,331
*	RENOVA, Inc.	13,700	300,680
	Resona Holdings, Inc.	735,331	2,771,427
	Ricoh Co. Ltd.	245,300	1,797,506
	Rinnai Corp.	14,500	986,947
	Rohm Co. Ltd.	26,362	1,852,315
	Rohto Pharmaceutical Co. Ltd.	56,800	1,766,937
	Ryohin Keikaku Co. Ltd.	207,100	1,948,816
	Sankyo Co. Ltd.	9,400	310,405
	Sankyu, Inc.	50,500	1,505,743

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sanrio Co. Ltd.	8,400	$223,987
	Santen Pharmaceutical Co. Ltd.	180,600	1,235,845
	Sanwa Holdings Corp.	162,800	1,402,378
	SBI Holdings, Inc.	149,950	2,708,705
	SCREEN Holdings Co. Ltd.	21,500	1,180,069
	SCSK Corp.	66,300	978,155
	Secom Co. Ltd.	46,000	2,620,642
	Sega Sammy Holdings, Inc.	58,448	747,626
	Seibu Holdings, Inc.	91,200	816,352
	Seiko Epson Corp.	199,100	2,703,013
	Seino Holdings Co. Ltd.	71,200	547,087
	Sekisui Chemical Co. Ltd.	177,100	2,211,629
	Sekisui House Ltd.	269,660	4,477,111
	Seven & I Holdings Co. Ltd.	237,276	8,857,123
	Seven Bank Ltd.	441,500	796,376
	SG Holdings Co. Ltd.	109,000	1,444,369
#	Sharp Corp.	200,800	1,204,415
*	SHIFT, Inc.	5,400	843,180
	Shimadzu Corp.	60,600	1,596,377
	Shimamura Co. Ltd.	11,854	958,602
	Shimano, Inc.	21,000	3,249,607
	Shimizu Corp.	312,700	1,560,370
	Shin-Etsu Chemical Co. Ltd.	103,200	10,725,569
	Shinko Electric Industries Co. Ltd.	40,200	966,057
#	Shinsei Bank Ltd.	27,200	404,754
	Shionogi & Co. Ltd.	49,800	2,312,575
	Shiseido Co. Ltd.	96,900	3,346,655
	Shizuoka Financial Group, Inc.	202,870	1,281,087
	SHO-BOND Holdings Co. Ltd.	15,300	661,879
#	Showa Denko KK	171,100	2,497,812
*	Skylark Holdings Co. Ltd.	139,100	1,483,844
	SMC Corp.	9,900	3,973,880
	SMS Co. Ltd.	22,500	516,169
	Softbank Corp.	656,300	6,473,998
	SoftBank Group Corp.	271,476	11,653,434
	Sohgo Security Services Co. Ltd.	52,900	1,318,658
	Sojitz Corp.	120,399	1,774,918
	Sompo Holdings, Inc.	104,794	4,369,101
	Sony Group Corp.	367,700	24,795,715
	Square Enix Holdings Co. Ltd.	27,500	1,227,106
	Stanley Electric Co. Ltd.	75,300	1,280,137
	Subaru Corp.	195,286	3,052,480
	Sugi Holdings Co. Ltd.	25,000	1,002,627
	SUMCO Corp.	194,000	2,458,917
	Sumitomo Chemical Co. Ltd.	908,548	3,059,315
	Sumitomo Corp.	237,300	3,016,976
	Sumitomo Electric Industries Ltd.	353,200	3,691,052
	Sumitomo Forestry Co. Ltd.	113,600	1,777,109
	Sumitomo Heavy Industries Ltd.	88,500	1,677,494
	Sumitomo Metal Mining Co. Ltd.	158,736	4,449,502
	Sumitomo Mitsui Financial Group, Inc.	271,540	7,625,266
	Sumitomo Mitsui Trust Holdings, Inc.	123,340	3,548,379
	Sumitomo Pharma Co. Ltd.	113,369	789,718
	Sumitomo Realty & Development Co. Ltd.	126,100	2,891,966
	Sumitomo Rubber Industries Ltd.	148,400	1,273,108
	Sundrug Co. Ltd.	47,800	1,111,491
	Suntory Beverage & Food Ltd.	52,900	1,769,858
	Suzuken Co. Ltd.	33,738	751,134
	Suzuki Motor Corp.	94,100	3,181,503

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sysmex Corp.	52,200	$2,809,605
	T&D Holdings, Inc.	190,200	1,881,116
	Taiheiyo Cement Corp.	112,000	1,521,980
	Taisei Corp.	85,100	2,318,177
	Taisho Pharmaceutical Holdings Co. Ltd.	16,200	584,302
	Taiyo Yuden Co. Ltd.	64,900	1,766,024
	Takashimaya Co. Ltd.	23,000	284,519
	Takeda Pharmaceutical Co. Ltd.	381,852	10,084,329
	TBS Holdings, Inc.	17,600	182,316
#	TDK Corp.	190,102	5,938,474
	TechnoPro Holdings, Inc.	62,400	1,496,998
	Teijin Ltd.	186,000	1,688,693
	Terumo Corp.	133,900	4,063,731
	THK Co. Ltd.	60,300	1,051,625
	TIS, Inc.	79,200	2,135,369
	Tobu Railway Co. Ltd.	35,200	814,263
	Toda Corp.	117,400	586,796
	Toei Animation Co. Ltd.	2,000	205,216
#	Toei Co. Ltd.	2,800	343,929
	Toho Co. Ltd.	21,800	775,174
	Toho Gas Co. Ltd.	25,100	467,658
	Tohoku Electric Power Co., Inc.	147,800	620,820
	Tokai Carbon Co. Ltd.	69,000	450,288
	Tokio Marine Holdings, Inc.	381,243	6,902,465
	Tokyo Century Corp.	35,400	1,207,401
*	Tokyo Electric Power Co. Holdings, Inc.	350,600	1,142,102
	Tokyo Electron Ltd.	43,700	11,497,314
	Tokyo Gas Co. Ltd.	94,000	1,679,920
	Tokyo Ohka Kogyo Co. Ltd.	13,400	577,697
	Tokyo Tatemono Co. Ltd.	138,619	1,906,334
	Tokyu Corp.	91,318	1,052,936
	Tokyu Fudosan Holdings Corp.	415,600	2,108,577
	Toppan, Inc.	100,000	1,491,417
	Toray Industries, Inc.	571,293	2,774,969
	Toridoll Holdings Corp.	5,400	104,997
	Toshiba Corp.	88,800	3,081,496
	Toshiba TEC Corp.	17,400	450,474
	Tosoh Corp.	179,100	1,948,515
	TOTO Ltd.	42,000	1,197,952
	Toyo Seikan Group Holdings Ltd.	72,000	823,496
	Toyo Suisan Kaisha Ltd.	24,800	930,426
	Toyo Tire Corp.	100,800	1,182,532
	Toyoda Gosei Co. Ltd.	47,500	759,370
	Toyota Boshoku Corp.	67,300	856,364
	Toyota Industries Corp.	30,100	1,550,608
#	Toyota Motor Corp., Sponsored ADR	50,791	7,050,299
	Toyota Motor Corp.	2,420,615	33,585,063
	Toyota Tsusho Corp.	136,260	4,573,688
	Trend Micro, Inc., Sponsored ADR	777	38,873
	Trend Micro, Inc.	42,500	2,142,998
	Tsumura & Co.	25,800	538,868
	Tsuruha Holdings, Inc.	28,400	1,649,914
	UBE Corp.	86,755	1,118,948
	Ulvac, Inc.	24,300	957,931
	Unicharm Corp.	84,500	2,568,075
	USS Co. Ltd.	70,400	1,062,247
*	Visional, Inc.	6,800	462,230
	Welcia Holdings Co. Ltd.	28,200	589,419
	West Japan Railway Co.	34,200	1,355,913

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Workman Co. Ltd.	10,900	$371,849
	Yakult Honsha Co. Ltd.	28,300	1,567,790
	Yamada Holdings Co. Ltd.	365,600	1,178,151
	Yamaha Corp.	30,000	1,132,628
	Yamaha Motor Co. Ltd.	189,300	3,907,635
	Yamato Holdings Co. Ltd.	124,900	1,849,678
	Yamato Kogyo Co. Ltd.	17,700	514,005
	Yamazaki Baking Co. Ltd.	65,800	670,458
	Yaoko Co. Ltd.	11,800	513,336
	Yaskawa Electric Corp.	48,300	1,337,393
	Yokogawa Electric Corp.	53,900	901,267
	Yokohama Rubber Co. Ltd.	104,300	1,630,950
	Z Holdings Corp.	640,400	1,652,717
	Zenkoku Hosho Co. Ltd.	42,100	1,389,168
	Zensho Holdings Co. Ltd.	45,600	1,138,053
	Zeon Corp.	95,300	803,309
	ZOZO, Inc.	38,500	816,901

TOTAL JAPAN			988,688,340

NETHERLANDS — (3.4%)
Ω	ABN AMRO Bank NV	201,391	1,979,801
*Ω	Adyen NV	3,907	5,577,628
	Aegon NV	350,997	1,624,820
	Aegon NV, Class NY	502,106	2,314,709
#	Akzo Nobel NV	92,002	5,679,777
	ArcelorMittal SA	303,729	6,818,730
	ASM International NV	16,469	3,643,267
	ASML Holding NV	30,871	14,481,052
	ASML Holding NV	82,305	38,882,528
	ASR Nederland NV	84,683	3,728,836
	Coca-Cola Europacific Partners PLC	102,269	4,827,440
Ω	CTP NV	28,031	290,739
	Heineken NV	67,737	5,658,355
	IMCD NV	30,645	3,974,484
	ING Groep NV	811,477	7,984,597
	JDE Peet’s NV	37,519	1,073,985
	Koninklijke Ahold Delhaize NV	427,723	11,928,453
	Koninklijke DSM NV	61,271	7,207,328
	Koninklijke KPN NV	2,543,136	7,113,419
	Koninklijke Philips NV	169,859	2,154,641
	Koninklijke Philips NV	126,874	1,604,957
	NN Group NV	112,083	4,745,867
	OCI NV	73,628	2,816,115
	Prosus NV	151,357	6,544,929
	Randstad NV	74,085	3,692,336
	Universal Music Group NV	181,501	3,563,853
	Wolters Kluwer NV	105,551	11,215,693

TOTAL NETHERLANDS			171,128,339

NEW ZEALAND — (0.3%)
#*	a2 Milk Co. Ltd.	293,662	989,308
*	Air New Zealand Ltd.	257,072	116,604
*	Auckland International Airport Ltd.	250,964	1,121,914
	Chorus Ltd.	354,679	1,712,287
	Contact Energy Ltd.	207,764	911,337
	EBOS Group Ltd.	59,338	1,293,632
	Fisher & Paykel Healthcare Corp. Ltd.	154,697	1,758,134
	Fletcher Building Ltd.	384,449	1,147,938

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Fonterra Co-operative Group Ltd.	22,286	$38,599
#	Genesis Energy Ltd.	169,022	277,947
	Infratil Ltd.	240,883	1,223,148
#	Mainfreight Ltd.	27,514	1,215,952
	Mercury NZ Ltd.	140,960	476,627
#	Meridian Energy Ltd.	240,712	682,321
#	Port of Tauranga Ltd.	117,196	442,168
#	Ryman Healthcare Ltd.	138,419	674,140
#	Spark New Zealand Ltd.	690,945	2,056,779
	Summerset Group Holdings Ltd.	130,246	732,809
	Vector Ltd.	65,942	157,160

TOTAL NEW ZEALAND			17,028,804

NORWAY — (0.9%)
*	Adevinta ASA	61,332	419,840
	AF Gruppen ASA	5,148	74,567
#	Aker ASA, Class A	6,930	489,006
#	Aker BP ASA	78,318	2,487,877
	Aker Solutions ASA	101,864	388,922
	Austevoll Seafood ASA	46,393	343,773
	Bakkafrost P/F	14,887	744,616
	Borregaard ASA	25,982	349,336
	DNB Bank ASA	205,466	3,634,052
Ω	Elkem ASA	305,194	1,013,932
Ω	Entra ASA	6,847	62,410
	Equinor ASA	303,757	11,066,997
*	FLEX LNG Ltd.	14,230	443,272
#	Frontline Ltd.	54,697	683,561
	Gjensidige Forsikring ASA	44,401	811,594
*	Golar LNG Ltd.	6,906	192,125
	Golden Ocean Group Ltd.	102,795	843,821
	Hafnia Ltd.	63,983	329,504
	Kongsberg Gruppen ASA	19,687	705,984
	Leroy Seafood Group ASA	87,170	401,389
	Mowi ASA	92,851	1,385,875
#*	NEL ASA	413,227	505,100
*	Nordic Semiconductor ASA	36,982	522,086
	Norsk Hydro ASA	448,618	2,847,073
	Orkla ASA	167,138	1,127,372
	Salmar ASA	12,345	418,516
Ω	Scatec ASA	5,450	38,606
	Schibsted ASA, Class A	25,439	392,625
	Schibsted ASA, Class B	34,120	507,267
	SpareBank 1 SR-Bank ASA	79,319	807,720
	Storebrand ASA	180,151	1,401,458
	Subsea 7 SA	118,877	1,186,023
	Telenor ASA	181,689	1,651,165
	TGS ASA	86,512	1,177,846
	TOMRA Systems ASA	71,298	1,151,576
	Wallenius Wilhelmsen ASA	60,983	433,563
	Yara International ASA	54,744	2,443,302

TOTAL NORWAY			43,483,751

PORTUGAL — (0.2%)
*††	Banco Espirito Santo SA	513,592	0
	EDP - Energias de Portugal SA	497,099	2,171,981
	EDP Renovaveis SA	106,163	2,233,933
	Galp Energia SGPS SA	508,501	5,162,860
	Jeronimo Martins SGPS SA	87,260	1,805,672

TOTAL PORTUGAL			11,374,446

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (1.1%)
	Capitaland Investment Ltd.	730,750	$1,554,046
	City Developments Ltd.	333,100	1,795,946
	DBS Group Holdings Ltd.	480,426	11,614,924
#	DFI Retail Group Holdings Ltd.	160,100	358,928
	Frasers Property Ltd.	50,400	31,872
	Genting Singapore Ltd.	2,094,100	1,190,856
	Great Eastern Holdings Ltd.	13,000	164,369
	Hongkong Land Holdings Ltd.	427,400	1,645,440
	Jardine Cycle & Carriage Ltd.	48,110	1,010,486
	Keppel Corp. Ltd.	524,200	2,580,122
	Olam Group Ltd.	381,455	361,143
	Oversea-Chinese Banking Corp. Ltd.	839,157	7,203,393
	Sembcorp Industries Ltd.	817,920	1,681,359
*	Singapore Airlines Ltd.	488,100	1,810,512
	Singapore Exchange Ltd.	211,400	1,257,117
	Singapore Technologies Engineering Ltd.	424,600	989,885
	Singapore Telecommunications Ltd.	1,752,950	3,086,497
	United Overseas Bank Ltd.	347,565	6,818,803
	UOL Group Ltd.	242,187	1,057,822
	Venture Corp. Ltd.	129,400	1,456,183
	Wilmar International Ltd.	1,406,500	3,853,180
	Yangzijiang Shipbuilding Holdings Ltd.	1,398,400	1,185,459

TOTAL SINGAPORE			52,708,342

SPAIN — (2.0%)
	Acciona SA	18,175	3,272,620
#	ACS Actividades de Construccion y Servicios SA	145,920	3,744,491
*Ω	Aena SME SA	13,406	1,575,626
*	Amadeus IT Group SA	94,773	4,942,911
	Banco Bilbao Vizcaya Argentaria SA	1,401,013	7,227,530
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	729,514	3,756,997
#	Banco Santander SA	4,606,045	11,945,665
	Bankinter SA	161,692	978,068
	CaixaBank SA	1,492,632	4,949,630
Ω	Cellnex Telecom SA	90,488	2,961,693
	Endesa SA	108,730	1,816,665
	Ferrovial SA	95,136	2,324,967
#*	Grifols SA	99,537	846,818
	Iberdrola SA	1,359,045	13,820,500
#	Industria de Diseno Textil SA	322,128	7,311,725
	Mapfre SA	438,623	752,322
	Naturgy Energy Group SA	33,680	864,314
	Red Electrica Corp. SA	169,736	2,745,600
	Repsol SA	890,789	12,118,711
#	Telefonica SA, Sponsored ADR	76,125	262,631
	Telefonica SA	2,655,114	9,152,693

TOTAL SPAIN			97,372,177

SWEDEN — (2.6%)
	AAK AB	55,673	811,570
#	AddLife AB, Class B	12,859	120,210
	AddTech AB, Class B	79,712	963,186
	AFRY AB	21,419	287,631
	Alfa Laval AB	67,234	1,654,985

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Assa Abloy AB, Class B	199,102	$4,020,282
	Atlas Copco AB, Class A	817,620	8,726,661
	Atlas Copco AB, Class B	495,880	4,795,734
	Atrium Ljungberg AB, Class B	12,064	161,345
	Avanza Bank Holding AB	46,352	924,585
	Axfood AB	38,731	958,926
#	Beijer Ref AB, Class B	62,555	969,754
	Billerud AB	92,206	1,190,351
*Ω	BioArctic AB	7,185	149,692
	Boliden AB	120,439	3,502,474
Ω	Bravida Holding AB	143,883	1,348,028
	Bure Equity AB	3,050	58,859
#	Castellum AB	47,565	543,862
	Catena AB	9,850	334,534
#Ω	Dometic Group AB	144,296	826,163
#	Electrolux AB, Class B	159,148	1,963,437
#	Elekta AB, Class B	173,204	880,357
	Epiroc AB, Class A	192,008	2,939,344
	Epiroc AB, Class B	115,155	1,546,206
	Essity AB, Class A	8,605	180,741
	Essity AB, Class B	165,564	3,498,095
Ω	Evolution AB	37,245	3,474,313
	Fabege AB	51,586	374,514
*	Fastighets AB Balder, Class B	108,312	406,564
	Fortnox AB	78,297	332,747
#	Getinge AB, Class B	79,031	1,603,775
#	H & M Hennes & Mauritz AB, Class B	225,500	2,271,271
	Hexagon AB, Class B	344,854	3,409,188
	Hexatronic Group AB	72,441	980,355
	Hexpol AB	160,381	1,582,981
	HMS Networks AB	1,217	31,312
	Holmen AB, Class B	25,747	934,369
	Hufvudstaden AB, Class A	45,175	538,341
	Husqvarna AB, Class A	12,600	75,173
#	Husqvarna AB, Class B	235,536	1,398,412
	Indutrade AB	83,588	1,463,455
#	Intrum AB	41,142	517,657
	Kindred Group PLC, SDR	173,479	1,504,901
#	Lagercrantz Group AB, Class B	86,219	738,557
	Lifco AB, Class B	63,235	913,735
	Loomis AB	56,209	1,573,769
	Medicover AB, Class B	20,764	257,153
*	Millicom International Cellular SA, SDR	157,292	1,707,156
	Nibe Industrier AB, Class B	236,728	1,888,325
	Nordnet AB publ	41,279	511,357
	Orron Energy AB	44,955	93,257
*	OX2 AB	19,256	132,857
*	Pandox AB	72,200	884,171
	Peab AB, Class B	171,159	888,082
	Saab AB, Class B	35,688	1,261,001
	Sagax AB, Class B	32,558	599,957
#	Samhallsbyggnadsbolaget i Norden AB	147,663	202,872
#	Samhallsbyggnadsbolaget i Norden AB, Class D	21,471	35,303
	Sandvik AB	320,773	5,012,638
	Sectra AB, Class B	58,090	770,092
#	Securitas AB, Class B	221,019	1,805,904
	Skandinaviska Enskilda Banken AB, Class A	320,811	3,382,436
	Skanska AB, Class B	182,203	2,833,502
	SKF AB, Class A	5,065	77,445

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	SKF AB, Class B	124,118	$1,796,684
	SSAB AB, Class A	149,884	720,952
	SSAB AB, Class B	431,312	2,004,057
	Svenska Cellulosa AB SCA, Class A	8,605	103,851
	Svenska Cellulosa AB SCA, Class B	162,717	1,919,700
	Svenska Handelsbanken AB, Class A	292,444	2,717,105
#	Svenska Handelsbanken AB, Class B	3,612	39,497
	Sweco AB, Class B	72,597	545,466
	Swedbank AB, Class A	193,925	2,891,043
	Swedish Match AB	187,167	1,924,992
*	Swedish Orphan Biovitrum AB	88,054	1,621,903
	Tele2 AB, Class B	221,927	1,818,917
	Telefonaktiebolaget LM Ericsson, Class A	17,870	106,149
	Telefonaktiebolaget LM Ericsson, Class B	956,077	5,315,161
#	Telia Co. AB	973,786	2,580,304
Ω	Thule Group AB	41,115	809,991
	Trelleborg AB, Class B	97,629	2,149,698
*	Viaplay Group AB, Class B	20,416	372,721
	Vitrolife AB	13,777	222,662
	Volvo AB, Class A	92,380	1,578,001
	Volvo AB, Class B	486,943	7,969,760
#	Wallenstam AB, Class B	102,980	363,323
	Wihlborgs Fastigheter AB	89,786	588,208

TOTAL SWEDEN			129,986,054

SWITZERLAND — (7.8%)
	ABB Ltd.	562,377	15,617,377
	Accelleron Industries AG	28,119	476,814
	Alcon, Inc.	181,884	11,040,695
	Baloise Holding AG	15,636	2,136,224
	Banque Cantonale Vaudoise	5,024	447,114
	Barry Callebaut AG	2,515	4,758,158
	Chocoladefabriken Lindt & Spruengli AG	32	3,110,043
	Cie Financiere Richemont SA, Class A	112,189	10,964,627
#	Credit Suisse Group AG	304,713	1,262,261
#	Credit Suisse Group AG, Sponsored ADR	534,955	2,204,015
	EMS-Chemie Holding AG	1,942	1,221,112
	Geberit AG	9,299	4,133,753
	Givaudan SA	3,221	9,620,932
	Holcim AG	196,158	8,903,713
	Julius Baer Group Ltd.	128,040	6,143,213
	Kuehne + Nagel International AG	18,390	3,914,609
#	Logitech International SA	125,262	6,219,285
	Lonza Group AG	17,191	8,849,650
	Nestle SA	671,534	73,102,387
	Novartis AG, Sponsored ADR	229,302	18,603,271
	Novartis AG	362,502	29,323,044
	Partners Group Holding AG	7,793	6,994,864
	Roche Holding AG	7,438	3,019,010
	Roche Holding AG	205,381	68,145,030
	Schindler Holding AG	11,885	1,870,938
	SGS SA	1,689	3,723,419
	SIG Group AG	172,828	3,322,285
	Sika AG	57,907	13,056,623
	Sonova Holding AG	20,351	4,810,236
	Straumann Holding AG	27,799	2,645,667
	Swatch Group AG	13,401	3,011,331
	Swatch Group AG	23,959	1,000,976
	Swiss Life Holding AG	11,467	5,552,574

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Swiss Prime Site AG	27,938	$2,254,399
	Swiss Re AG	110,968	8,243,231
	Swisscom AG	20,449	10,097,493
*	UBS Group AG	812,185	12,878,846
Ω	VAT Group AG	8,222	1,877,092
	Zurich Insurance Group AG	32,255	13,746,238

TOTAL SWITZERLAND			388,302,549

UNITED KINGDOM — (12.8%)
	3i Group PLC	489,969	6,525,585
	Abrdn Plc	1,359,286	2,476,863
	Admiral Group PLC	68,697	1,588,661
	Airtel Africa PLC	795,172	1,029,274
	Anglo American PLC	403,510	12,086,819
	Antofagasta PLC	185,149	2,494,959
	Ashtead Group PLC	159,177	8,292,011
	Associated British Foods PLC	155,728	2,413,671
	AstraZeneca PLC, Sponsored ADR	326,058	19,175,471
	AstraZeneca PLC	126,555	14,848,966
Ω	Auto Trader Group PLC	427,444	2,558,583
	AVEVA Group PLC	32,910	1,177,789
	Aviva PLC	1,074,091	5,152,013
	B&M European Value Retail SA	469,060	1,733,450
	BAE Systems PLC	944,468	8,834,141
	Barclays PLC, Sponsored ADR	734,429	5,082,249
	Barclays PLC	1,490,522	2,532,772
	Barratt Developments PLC	521,862	2,250,835
	Beazley PLC	156,342	1,121,255
	Bellway PLC	44,865	954,151
	Berkeley Group Holdings PLC	53,150	2,114,690
#	BP PLC, Sponsored ADR	637,244	21,207,497
	BP PLC	2,286,869	12,652,334
	British American Tobacco PLC, Sponsored ADR	29,169	1,155,676
	British American Tobacco PLC	446,549	17,635,759
	BT Group PLC	5,282,149	7,871,619
	Bunzl PLC	109,486	3,567,655
	Burberry Group PLC	158,590	3,304,555
#*	Carnival PLC	39,739	315,740
#*	Carnival PLC, ADR	3,555	28,653
	Centrica PLC	4,642,043	4,079,014
	Coca-Cola HBC AG	60,881	1,329,842
	Compass Group PLC	413,439	8,707,775
	Computacenter PLC	38,371	796,145
Ω	ConvaTec Group PLC	701,027	1,754,127
	Croda International PLC	30,613	2,371,580
	DCC PLC	47,931	2,660,210
	Dechra Pharmaceuticals PLC	36,811	1,106,622
#	Diageo PLC, Sponsored ADR	105,239	17,571,756
	Diageo PLC	169,923	6,992,750
	Diploma PLC	42,857	1,218,976
	Direct Line Insurance Group PLC	512,105	1,183,187
	Drax Group PLC	155,848	930,664
	DS Smith PLC	846,006	2,821,363
*	easyJet PLC	41,783	166,367
	Entain PLC	196,994	2,849,827
*††	Evraz PLC	179,407	0
	Experian PLC	292,203	9,316,968
	Ferguson PLC	70,177	7,653,405
*	Frasers Group PLC	91,690	680,354

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
#	Fresnillo PLC	96,898	$810,118
	Glencore PLC	3,343,533	19,168,702
	GSK PLC	389,335	6,377,731
#	GSK PLC, Sponsored ADR	281,778	9,346,563
*	Haleon PLC	486,669	1,492,347
#*	Haleon PLC, ADR	352,222	2,155,599
	Halma PLC	86,377	2,094,580
	Harbour Energy PLC	135,642	588,663
	Hargreaves Lansdown PLC	150,208	1,312,758
	Hikma Pharmaceuticals PLC	111,963	1,607,254
	Hiscox Ltd.	136,430	1,405,462
	HomeServe PLC	48,535	660,587
	Howden Joinery Group PLC	387,823	2,284,508
	HSBC Holdings PLC	1,377,459	7,069,188
#	HSBC Holdings PLC, Sponsored ADR	551,216	14,282,007
	IG Group Holdings PLC	249,093	2,272,041
	IMI PLC	108,722	1,531,552
	Imperial Brands PLC, Sponsored ADR	20,437	500,298
	Imperial Brands PLC	490,857	11,956,819
	Inchcape PLC	131,822	1,124,560
	Informa PLC	421,585	2,686,305
#	InterContinental Hotels Group PLC, ADR	1,227	67,311
	InterContinental Hotels Group PLC	39,805	2,138,751
	Intermediate Capital Group PLC	126,832	1,544,402
#*	International Consolidated Airlines Group SA	119,677	166,487
	Intertek Group PLC	47,027	1,970,100
	Investec PLC	290,606	1,456,428
	ITV PLC	1,056,490	813,451
	J Sainsbury PLC	1,003,207	2,236,241
	JD Sports Fashion PLC	1,111,690	1,242,236
	Johnson Matthey PLC	123,850	2,749,162
#*Ω	Just Eat Takeaway.com NV	39,916	684,668
	Kingfisher PLC	1,124,021	2,824,027
	Legal & General Group PLC	2,140,860	5,727,356
*	Liberty Global PLC, Class A	6,399	107,887
*	Liberty Global PLC, Class C	15,388	271,752
	Lloyds Banking Group PLC	11,430,511	5,489,697
#	Lloyds Banking Group PLC, ADR	1,256,966	2,400,805
	London Stock Exchange Group PLC	57,148	4,953,687
	M&G PLC	1,502,506	3,019,472
	Man Group PLC	768,033	1,910,564
	Mediclinic International PLC	173,666	987,938
	Melrose Industries PLC	1,849,862	2,481,373
	Mondi PLC	239,441	4,017,453
	National Grid PLC	278,437	3,033,603
#	National Grid PLC, Sponsored ADR	94,014	5,135,045
	NatWest Group PLC	1,027,436	2,767,194
#	NatWest Group PLC, Sponsored ADR	249,722	1,353,491
	Next PLC	32,817	1,853,492
*	Ocado Group PLC	58,130	315,140
	Pearson PLC	289,870	3,203,966
	Pearson PLC, Sponsored ADR	104,081	1,157,381
	Pennon Group PLC	47,533	456,778
	Persimmon PLC	158,255	2,368,106
	Phoenix Group Holdings PLC	318,774	1,984,041
#	Prudential PLC, ADR	114,287	2,148,596
	Prudential PLC	451,071	4,190,296
	Reckitt Benckiser Group PLC	163,785	10,869,421
#	RELX PLC, Sponsored ADR	218,250	5,884,021

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»
UNITED KINGDOM — (Continued)
RELX PLC	387,363	$10,409,263
Renishaw PLC	5,982	240,038
# Rentokil Initial PLC	566,438	3,534,632
Rightmove PLC	332,229	1,870,844
Rio Tinto PLC	154,229	8,060,257
# Rio Tinto PLC, Sponsored ADR	267,962	14,295,773
* Rolls-Royce Holdings PLC	1,513,143	1,357,081
RS GROUP PLC	179,713	1,977,457
Sage Group PLC	310,458	2,587,584
Schroders PLC	350,999	1,575,988
Severn Trent PLC	62,676	1,798,783
Shell PLC	36,838	1,020,458
Shell PLC, Sponsored ADR	1,101,940	61,300,922
# Smith & Nephew PLC, Sponsored ADR	38,266	921,828
Smith & Nephew PLC	200,184	2,365,554
Smiths Group PLC	125,832	2,253,970
Softcat PLC	46,354	595,577
Spectris PLC	43,528	1,508,636
Spirax-Sarco Engineering PLC	22,617	2,787,172
SSE PLC	622,293	11,120,922
St. James’s Place PLC	175,959	2,148,731
Standard Chartered PLC	1,001,127	5,981,470
Tate & Lyle PLC	218,719	1,757,446
Taylor Wimpey PLC	2,004,682	2,155,290
Tesco PLC	2,838,337	7,010,354
# Unilever PLC, Sponsored ADR	406,480	18,498,905
Unilever PLC	337,393	15,382,622
United Utilities Group PLC	160,469	1,729,244
Vodafone Group PLC	7,747,116	9,043,997
# Vodafone Group PLC, Sponsored ADR	21,712	256,423
Weir Group PLC	127,397	2,219,741
Whitbread PLC	89,645	2,638,440
* Wise PLC, Class A	61,064	465,112
WPP PLC	437,276	3,848,093

TOTAL UNITED KINGDOM		637,802,696

TOTAL COMMON STOCKS		4,716,338,617

PREFERRED STOCKS — (0.4%)

GERMANY — (0.4%)
Bayerische Motoren Werke AG	19,522	1,439,628
Henkel AG & Co. KGaA	53,953	3,398,961
Porsche Automobil Holding SE	55,237	3,086,214
Sartorius AG	8,498	2,996,312
Volkswagen AG	73,382	9,392,994

TOTAL GERMANY		20,314,109

TOTAL INVESTMENT SECURITIES (Cost $4,069,491,698)		4,736,652,726

		Value†
SECURITIES LENDING COLLATERAL — (4.9%)
@§ The DFA Short Term Investment Fund	21,285,432	246,080,882

TOTAL INVESTMENTS — (100.0%) (Cost $4,315,666,744)		$4,982,733,608

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

As of October 31, 2022, Large Cap International Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	263	12/16/22	$49,629,745	$51,061,450	$1,431,705

Total Futures Contracts			$49,629,745	$51,061,450	$1,431,705

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$20,281,436	$322,177,301	—	$342,458,737
Austria	—	7,945,485	—	7,945,485
Belgium	77,586	44,516,993	—	44,594,579
Canada	569,256,168	2,069,949	—	571,326,117
China	—	2,214,534	—	2,214,534
Denmark	4,961,689	108,639,582	—	113,601,271
Finland	—	59,105,619	—	59,105,619
France	2,677,737	451,270,225	—	453,947,962
Germany	11,627,562	299,736,526	—	311,364,088
Hong Kong	—	93,018,424	—	93,018,424
Ireland	14,160,536	21,979,488	—	36,140,024
Israel	5,425,139	35,240,598	—	40,665,737
Italy	1,693,915	100,386,627	—	102,080,542
Japan	15,920,714	972,767,626	—	988,688,340
Netherlands	49,620,924	121,507,415	—	171,128,339
New Zealand	—	17,028,804	—	17,028,804
Norway	402,750	43,081,001	—	43,483,751
Portugal	—	11,374,446	—	11,374,446
Singapore	—	52,708,342	—	52,708,342
Spain	4,019,628	93,352,549	—	97,372,177
Sweden	—	129,986,054	—	129,986,054
Switzerland	43,020,945	345,281,604	—	388,302,549
United Kingdom	204,305,909	433,496,787	—	637,802,696
Preferred Stocks
Germany	—	20,314,109	—	20,314,109
Securities Lending Collateral	—	246,080,882	—	246,080,882
Futures Contracts**	1,431,705	—	—	1,431,705

TOTAL	$948,884,343	$4,035,280,970	—	$4,984,165,313

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (94.1%)
AUSTRALIA — (6.6%)
*	3P Learning Ltd.	182,513	$146,682
*	A2B Australia Ltd.	950,290	703,835
	Accent Group Ltd.	1,632,618	1,544,930
#	Adairs Ltd.	474,957	647,105
	Adbri Ltd.	1,810,964	1,825,794
	AGL Energy Ltd.	1,039,947	4,530,828
*	Ainsworth Game Technology Ltd.	387,271	204,981
*	Alkane Resources Ltd.	2,028,893	887,736
*	Alliance Aviation Services Ltd.	42,210	87,236
*	Allkem Ltd.	531,825	4,913,881
	ALS Ltd.	1,232,935	9,018,944
*	Altech Chemicals Ltd.	165,453	10,581
	Altium Ltd.	255,250	5,763,364
	Alumina Ltd.	4,207,747	3,636,530
#*	AMA Group Ltd.	1,828,989	284,823
*	AMP Ltd.	10,841,197	8,742,643
	Ampol Ltd.	644,704	11,244,804
	Ansell Ltd.	412,472	7,446,396
	APA Group	1,158,388	7,798,718
#	Appen Ltd.	336,624	545,367
*	Arafura Resources Ltd.	2,579,997	488,086
#	ARB Corp. Ltd.	232,783	4,322,114
*	Ardea Resources Ltd.	28,411	15,977
	Ardent Leisure Group Ltd.	1,492,871	467,487
#*	Argosy Minerals Ltd.	38,616	12,703
	Aristocrat Leisure Ltd.	775,551	18,408,432
	ASX Ltd.	43,079	1,866,547
	Atlas Arteria Ltd.	2,292,826	9,652,282
	AUB Group Ltd.	145,356	1,923,286
*	Audinate Group Ltd.	12,462	64,895
#*	Aura Energy Ltd.	120,034	22,631
#*	Aurelia Metals Ltd.	5,681,890	381,749
	Aurizon Holdings Ltd.	5,227,723	12,114,552
#*	Aussie Broadband Ltd.	193,753	289,617
	Austal Ltd.	1,707,129	2,717,992
	Australia & New Zealand Banking Group Ltd.	2,477,843	40,596,331
*	Australian Agricultural Co. Ltd.	1,582,128	1,771,860
	Australian Ethical Investment Ltd.	52,590	155,542
	Australian Finance Group Ltd.	756,159	813,124
#*	Australian Strategic Materials Ltd.	376,609	475,773
#*	Australian Vanadium Ltd.	1,298,655	26,598
	Australian Vintage Ltd.	101,209	42,440
#	Auswide Bank Ltd.	46,301	168,574
	AVJennings Ltd.	297,081	75,059
#	Baby Bunting Group Ltd.	382,353	684,637
#	Bank of Queensland Ltd.	2,901,811	13,665,449
#*	Bannerman Energy Ltd.	81,394	108,176
	Bapcor Ltd.	1,489,373	6,298,027
	Base Resources Ltd.	50,433	7,896
	Beach Energy Ltd.	11,632,707	11,895,146
	Beacon Lighting Group Ltd.	6,598	8,320
#	Bega Cheese Ltd.	1,283,626	2,636,326
#	Bell Financial Group Ltd.	267,799	157,648
#*	Bellevue Gold Ltd.	991,473	468,031
	Bendigo & Adelaide Bank Ltd.	1,855,742	10,712,477
#*	Betmakers Technology Group Ltd.	21,129	3,709
#	BHP Group Ltd.	5,730,049	137,387,860

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	BHP Group Ltd., Sponsored ADR	1,283,423	$61,373,288
#*	Bigtincan Holdings Ltd.	200,510	93,591
#*	Black Rock Mining Ltd.	99,755	10,187
	Blackmores Ltd.	42,992	1,868,451
*††	Blue Sky Alternative Investments Ltd.	32,768	0
	BlueScope Steel Ltd.	2,399,569	24,163,595
#	Boral Ltd.	37,970	69,962
#*	Boss Energy Ltd.	19,165	32,179
	Brambles Ltd.	2,212,899	16,567,385
#	Bravura Solutions Ltd.	769,177	600,459
#	Breville Group Ltd.	323,664	4,101,224
	Brickworks Ltd.	382,335	5,413,359
#	BWX Ltd.	252,368	101,699
*	Calidus Resources Ltd.	58,150	12,776
#*	Calix Ltd.	42,232	109,939
	Capitol Health Ltd.	1,906,520	401,923
	Capral Ltd.	2,587	12,635
*	Capricorn Metals Ltd.	472,613	1,025,023
#*	Carnarvon Energy Ltd.	4,337,430	401,994
	Carsales.com Ltd.	1,056,185	13,681,631
	Cash Converters International Ltd.	2,116,492	321,102
#*	Catapult Group International Ltd.	192,104	102,297
	Cedar Woods Properties Ltd.	338,706	855,743
*††	Centrebet International Ltd.	44,010	0
	Challenger Ltd.	2,149,463	9,658,244
	Champion Iron Ltd.	730,915	2,198,533
*	City Chic Collective Ltd.	510,287	424,478
*	Clean Seas Seafood Ltd.	49,960	18,220
	Cleanaway Waste Management Ltd.	7,849,894	13,578,197
#	Clinuvel Pharmaceuticals Ltd.	74,514	930,359
#	Clover Corp. Ltd.	41,173	31,191
#*	Cobalt Blue Holdings Ltd.	58,513	23,937
	Cochlear Ltd.	74,643	9,535,166
#	Codan Ltd.	587,540	1,455,473
#*	Cogstate Ltd.	18,487	22,468
	Coles Group Ltd.	1,513,056	15,819,996
*††	Collection House Ltd.	371,475	0
	Collins Foods Ltd.	678,091	4,071,452
	Commonwealth Bank of Australia	931,529	62,455,985
	Computershare Ltd.	710,970	11,509,210
#*	Cooper Energy Ltd.	13,995,021	1,883,725
#	Corporate Travel Management Ltd.	181,669	2,028,269
	Costa Group Holdings Ltd.	1,536,803	2,500,723
#	Credit Corp. Group Ltd.	212,266	2,523,259
	CSL Ltd.	293,605	52,559,818
	CSR Ltd.	3,132,389	9,278,989
*	Danakali Ltd.	56,341	13,778
	Data#3 Ltd.	547,039	2,409,890
#*	De Grey Mining Ltd.	952,404	644,289
*	Deep Yellow Ltd.	214,284	107,906
	Deterra Royalties Ltd.	1,534,607	4,026,722
	Dicker Data Ltd.	182,380	1,256,959
	Domain Holdings Australia Ltd.	664,339	1,415,824
#	Domino’s Pizza Enterprises Ltd.	146,778	5,984,675
	Downer EDI Ltd.	3,426,263	9,846,858
#	Eagers Automotive Ltd.	538,787	4,271,361
#*	Eclipx Group Ltd.	1,598,656	1,912,040
#*	Ecograf Ltd.	178,153	39,240
	Elders Ltd.	649,032	5,411,173

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Electro Optic Systems Holdings Ltd.	24,374	$7,936
*	Elixir Energy Ltd.	311,800	28,984
#*	Elmo Software Ltd.	45,069	133,565
#	Emeco Holdings Ltd.	1,014,439	509,790
*	Emerald Resources NL	12,204	8,841
#*	EML Payments Ltd.	912,671	235,260
	Endeavour Group Ltd.	1,049,344	4,803,164
*	Energy World Corp. Ltd.	9,786,818	281,443
	Enero Group Ltd.	49,515	89,027
	EQT Holdings Ltd.	35,016	563,802
	Estia Health Ltd.	1,282,168	1,879,683
#*	European Lithium Ltd.	596,468	34,415
	Euroz Hartleys Group Ltd.	146,961	113,783
#	Evolution Mining Ltd.	5,429,545	7,202,561
*	EVT Ltd.	447,919	4,276,383
	Finbar Group Ltd.	5,532	2,373
	Fleetwood Ltd.	413,728	455,025
#*	Flight Centre Travel Group Ltd.	208,324	2,217,262
	Fortescue Metals Group Ltd.	2,828,645	26,648,671
*	Frontier Digital Ventures Ltd.	43,551	19,509
	G8 Education Ltd.	4,188,451	2,585,477
#*	Galan Lithium Ltd.	119,680	116,117
*	Gascoyne Resources Ltd.	58,883	8,630
	Genesis Minerals Ltd.	19,100	14,050
	Genworth Mortgage Insurance Australia Ltd.	2,180,109	3,784,331
	Gold Road Resources Ltd.	3,418,093	2,953,782
	GrainCorp Ltd., Class A	1,135,294	6,103,138
#	Grange Resources Ltd.	2,576,146	1,022,117
#*	Greenland Minerals Ltd.	413,383	13,174
	GUD Holdings Ltd.	564,849	2,905,321
	GWA Group Ltd.	1,080,852	1,403,257
	Hansen Technologies Ltd.	580,011	1,826,531
#	Harvey Norman Holdings Ltd.	2,212,760	5,886,581
	Healius Ltd.	4,110,705	9,004,967
	Healthia Ltd.	25,081	22,240
*	Highfield Resources Ltd.	317,946	171,533
*	Hot Chili Ltd.	31,366	19,598
#	HT&E Ltd.	1,243,739	950,900
	HUB24 Ltd.	90,734	1,471,201
#	Humm Group Ltd.	1,890,578	579,624
#	IDP Education Ltd.	322,567	6,085,804
	IGO Ltd.	1,375,479	13,452,109
	Iluka Resources Ltd.	1,488,290	8,245,915
	Image Resources NL	504,095	48,216
	Imdex Ltd.	1,381,226	1,802,944
	Incitec Pivot Ltd.	5,775,706	13,890,286
	Infomedia Ltd.	1,490,914	1,172,007
#	Inghams Group Ltd.	1,364,492	2,207,509
#	Insignia Financial Ltd.	3,369,196	6,791,964
	Insurance Australia Group Ltd.	2,525,107	7,926,150
	Integral Diagnostics Ltd.	677,985	1,140,150
#*	Integrated Research Ltd.	399,026	94,546
	InvoCare Ltd.	430,506	2,815,327
*	ioneer Ltd.	974,026	345,195
	IPH Ltd.	631,544	4,016,497
	IRESS Ltd.	516,967	3,355,485
	IVE Group Ltd.	353,791	546,055
	James Hardie Industries PLC	524,136	11,443,452
#	James Hardie Industries PLC, Sponsored ADR	39,415	868,707

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	JB Hi-Fi Ltd.	553,584	$15,174,815
#	Johns Lyng Group Ltd.	414,412	1,723,078
	Jupiter Mines Ltd.	2,148,540	267,469
*	Karoon Energy Ltd.	1,970,914	2,680,063
#	Kelsian Group Ltd.	214,475	641,862
*	Koba Resources Ltd.	5,573	607
#*	Kogan.com Ltd.	234,324	491,515
#*	Lark Distilling Co. Ltd.	15,656	20,871
*††	Lednium Technology Pty Ltd.	21,998	0
	Lendlease Corp. Ltd.	1,079,992	6,005,576
	Lifestyle Communities Ltd.	148,526	1,667,328
	Link Administration Holdings Ltd.	1,651,146	3,610,897
#*	Lithium Power International Ltd.	93,703	33,748
	Lithium Power International Ltd.	11,265	4,071
*	Lottery Corp. Ltd.	3,189,951	8,751,209
	Lovisa Holdings Ltd.	234,434	3,649,790
	Lycopodium Ltd.	36,281	158,655
*	Lynas Rare Earths Ltd.	1,042,620	5,561,114
	MA Financial Group Ltd.	66,446	188,421
	Macmahon Holdings Ltd.	4,944,481	442,499
	Macquarie Group Ltd.	212,912	23,097,289
*	Macquarie Telecom Group Ltd.	645	23,590
#	Mader Group Ltd.	5,780	13,091
#	Magellan Financial Group Ltd.	385,704	2,445,677
#*	Mayne Pharma Group Ltd.	7,537,063	1,302,015
	McMillan Shakespeare Ltd.	451,962	3,787,488
#	McPherson’s Ltd.	645,002	280,490
	Medibank Pvt Ltd.	4,221,485	7,601,492
*	Megaport Ltd.	1,716	6,656
#*	Mesoblast Ltd.	325,946	190,545
*	Mesoblast Ltd., Sponsored ADR	1,592	4,633
#*	Metals X Ltd.	2,115,759	344,793
	Metcash Ltd.	4,566,839	11,988,543
	Michael Hill International Ltd.	142,460	109,738
*	Mincor Resources NL	379,178	325,623
	Mineral Resources Ltd.	633,181	29,684,650
*	MMA Offshore Ltd.	1,151,011	504,897
#	Monadelphous Group Ltd.	440,307	3,849,257
	Monash IVF Group Ltd.	1,535,063	926,167
#	Money3 Corp. Ltd.	973,259	1,215,397
#*	Mount Gibson Iron Ltd.	3,636,464	873,197
	Myer Holdings Ltd.	14,462,106	5,868,432
	MyState Ltd.	347,811	907,589
#*	Nanosonics Ltd.	175,842	460,934
	National Australia Bank Ltd.	2,773,071	57,602,348
*	Navarre Minerals Ltd.	225,588	6,859
	Navigator Global Investments Ltd.	1,053,245	754,236
*	Nearmap Ltd.	234,433	308,212
#*	Neometals Ltd.	551,838	390,307
	Netwealth Group Ltd.	361,585	2,808,030
*	Neurizer Ltd.	38,788	2,737
#*	New Century Resources Ltd.	36,447	23,864
#	New Hope Corp. Ltd.	2,263,298	8,221,808
*	New World Resources Ltd.	514,721	10,546
	Newcrest Mining Ltd.	1,175,342	13,009,832
*	NEXTDC Ltd.	285,810	1,516,557
	nib holdings Ltd.	1,969,000	8,425,443
#	Nick Scali Ltd.	369,427	2,379,193
	Nickel Industries Ltd.	3,341,959	1,561,890

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Nine Entertainment Co. Holdings Ltd.	7,524,955	$9,937,583
	Northern Star Resources Ltd.	2,576,232	14,378,204
#*	Nova Minerals Ltd.	32,976	14,591
	NRW Holdings Ltd.	2,895,425	4,724,950
	Nufarm Ltd.	1,585,253	5,649,646
	Objective Corp. Ltd.	10,378	98,502
*	OFX Group Ltd.	1,088,216	1,850,719
#	OM Holdings Ltd.	418,603	168,849
*	Omni Bridgeway Ltd.	882,083	2,539,498
	oOh!media Ltd.	2,576,034	2,083,644
*	Opthea Ltd.	24,427	15,180
	Orica Ltd.	1,049,804	9,338,255
	Origin Energy Ltd.	2,742,448	9,797,606
	Orora Ltd.	4,597,026	8,920,651
	OZ Minerals Ltd.	1,531,359	23,711,605
	Pacific Current Group Ltd.	236,569	1,270,062
*	Pacific Smiles Group Ltd.	108,709	100,126
#	Pact Group Holdings Ltd.	868,271	796,549
#*	Paladin Energy Ltd.	2,543,237	1,376,885
*	Panoramic Resources Ltd.	4,222,324	392,981
#*	Pantoro Ltd.	273,274	24,346
	Paragon Care Ltd.	154,646	34,097
	Peet Ltd.	1,092,350	768,314
#	Pendal Group Ltd.	1,135,450	3,566,511
#*	Peninsula Energy Ltd.	168,481	18,209
	PeopleIN Ltd.	58,410	122,655
#	Pepper Money Ltd.	30,518	27,834
*	Perenti Global Ltd.	3,067,062	1,879,608
#	Perpetual Ltd.	215,132	3,428,168
#	Perseus Mining Ltd.	6,124,118	7,132,758
*	Pilbara Minerals Ltd.	2,734,961	8,889,301
#	Pinnacle Investment Management Group Ltd.	43,011	223,537
	Platinum Asset Management Ltd.	1,101,774	1,261,358
*	Playside Studios Ltd.	22,530	7,909
*	Poseidon Nickel Ltd.	465,711	13,117
*	PPK Mining Equipment Group Pty Ltd.	3,734	0
#	Praemium Ltd.	1,027,677	547,620
	Premier Investments Ltd.	361,848	5,794,788
#	Pro Medicus Ltd.	159,511	5,682,960
	Propel Funeral Partners Ltd.	19,036	56,498
	PSC Insurance Group Ltd.	38,575	118,428
	PWR Holdings Ltd.	213,662	1,372,535
*	Qantas Airways Ltd.	216,066	807,389
	QBE Insurance Group Ltd.	2,187,797	17,141,303
	Qube Holdings Ltd.	3,872,025	6,741,017
	Ramelius Resources Ltd.	6,074,251	2,850,881
	Ramsay Health Care Ltd.	232,123	8,706,735
#	REA Group Ltd.	76,955	5,964,464
	Reckon Ltd.	132,862	109,620
#*	Red 5 Ltd.	3,649,901	372,054
*	Red River Resources Ltd.	74,847	3,495
#*	Redbubble Ltd.	292,262	95,985
#	Reece Ltd.	243,875	2,421,647
#	Regis Healthcare Ltd.	591,209	771,583
#	Regis Resources Ltd.	3,673,993	3,582,202
#*	Reject Shop Ltd.	143,024	427,231
	Reliance Worldwide Corp. Ltd.	2,507,591	5,152,088
#	Resimac Group Ltd.	61,700	35,317
#*	Resolute Mining Ltd.	4,396,079	563,057

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Retail Food Group Ltd.	873,488	$30,141
	Ridley Corp. Ltd.	1,245,370	1,664,606
	Rio Tinto Ltd.	692,143	39,278,834
*	RPMGlobal Holdings Ltd.	166,150	201,916
#*	Rumble Resources Ltd.	192,583	27,018
*††	Salmat Ltd.	68,805	0
	Sandfire Resources Ltd.	3,226,898	7,186,565
	Santos Ltd.	5,848,305	28,549,416
	SEEK Ltd.	218,442	3,007,043
	Select Harvests Ltd.	549,513	1,864,423
	Servcorp Ltd.	216,214	472,167
	Service Stream Ltd.	3,056,977	1,436,083
#	Seven Group Holdings Ltd.	396,675	4,651,577
#*	Seven West Media Ltd.	4,756,155	1,425,111
	SG Fleet Group Ltd.	296,227	380,713
	Shaver Shop Group Ltd.	400,656	279,409
#*	Sierra Rutile Holdings Ltd.	1,354,820	179,312
	Sigma Healthcare Ltd.	11,180,539	4,530,694
#*	Silex Systems Ltd.	59,245	111,810
#*	Silver Lake Resources Ltd.	4,249,861	3,009,559
#*	Silver Mines Ltd.	516,155	57,537
	Sims Ltd.	824,444	6,445,787
*††	Sino Strategic International Ltd.	9,056	0
	SmartGroup Corp. Ltd.	336,112	1,059,692
	Sonic Healthcare Ltd.	1,143,237	23,934,220
	South32 Ltd., ADR	442,761	5,047,475
	South32 Ltd.	5,309,068	12,180,424
	Southern Cross Electrical Engineering Ltd.	56,353	23,770
	Southern Cross Media Group Ltd.	1,129,009	697,161
*††	SpeedCast International Ltd.	1,370,682	0
	SRG Global Ltd.	103,260	46,108
#*	St Barbara Ltd.	4,323,019	1,407,414
*	Star Entertainment Group Ltd.	4,077,915	7,671,086
	Steadfast Group Ltd.	2,024,928	6,560,251
#*	Strike Energy Ltd.	143,005	22,016
	Strike Energy Ltd.	8,881	1,363
	Suncorp Group Ltd.	1,903,911	13,927,125
	Sunland Group Ltd.	474,685	745,168
*	Sunstone Metals Ltd.	1,483,507	30,350
	Super Retail Group Ltd.	1,030,873	6,778,204
*	Superloop Ltd.	1,140,059	546,497
	Symbio Holdings Ltd.	108,375	221,774
*	Syrah Resources Ltd.	2,281,525	3,485,075
	Tabcorp Holdings Ltd.	4,593,407	2,835,881
	Tassal Group Ltd.	1,212,059	4,024,715
	Technology One Ltd.	1,256,085	9,663,070
*	Telstra Corp. Ltd., ADR	35,561	445,833
	Telstra Group Ltd.	5,536,444	13,882,234
#*	Temple & Webster Group Ltd.	54,749	194,893
	Ten Sixty Four Ltd.	1,871,019	685,784
	Terracom Ltd.	231,969	130,463
#	TPG Telecom Ltd.	1,160,727	3,641,199
	Transurban Group	1,323,244	11,225,007
	Treasury Wine Estates Ltd.	659,310	5,463,552
#*	Tuas Ltd.	842,979	709,253
#*	Tyro Payments Ltd.	226,747	221,358
	United Malt Grp Ltd.	1,299,693	2,585,923
*††	Virgin Australia Holdings Pty. Ltd.	3,195,173	0
	Vita Group Ltd.	429,718	30,307

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
Ω	Viva Energy Group Ltd.	3,684,599	$6,688,411
*††	Walkabout Resources Ltd.	27,529	2,839
#*	Warrego Energy Ltd.	232,025	20,732
#*	Webjet Ltd.	625,196	2,111,277
	Wesfarmers Ltd.	877,160	25,454,315
*	West African Resources Ltd.	2,427,372	1,607,253
*	Westgold Resources Ltd.	3,380,615	1,578,966
	Westpac Banking Corp.	2,907,202	44,889,991
	Whitehaven Coal Ltd.	3,587,724	20,840,356
*	Widgie Nickel Ltd.	130,825	23,861
	WiseTech Global Ltd.	48,624	1,798,261
#	Woodside Energy Group Ltd., ADR	463,829	10,746,920
	Woodside Energy Group Ltd.	2,715,880	62,834,202
	Woolworths Group Ltd.	1,011,883	21,368,721
	Worley Ltd.	864,133	7,893,088
*	Xero Ltd.	40,361	2,004,274
#	Yancoal Australia Ltd.	107,484	355,716
#*	Zip Co. Ltd.	312,155	121,269

TOTAL AUSTRALIA			1,791,708,900

AUSTRIA — (0.5%)
	Addiko Bank AG	9,380	99,151
	Agrana Beteiligungs AG	84,603	1,144,878
	ANDRITZ AG	293,662	13,648,388
#	AT&S Austria Technologie & Systemtechnik AG	191,206	5,905,385
Ω	BAWAG Group AG	251,870	12,159,226
#*	DO & Co. AG	23,970	1,884,016
	Erste Group Bank AG	660,682	16,282,463
	EVN AG	168,166	2,797,663
#*	FACC AG	30,403	195,137
	Flughafen Wien AG	14,020	436,441
*	Immofinanz AG	223,231	0
#*	Kapsch TrafficCom AG	10,948	125,172
#	Lenzing AG	50,925	2,436,458
	Mayr Melnhof Karton AG	22,086	3,142,812
	Oberbank AG	2,814	285,055
#	Oesterreichische Post AG	143,988	4,096,913
	OMV AG	412,532	18,994,351
	Palfinger AG	44,518	1,028,677
#	POLYTEC Holding AG	63,673	295,583
	Porr AG	65,497	675,730
	Raiffeisen Bank International AG	701,884	9,761,253
#	Rosenbauer International AG	4,139	142,244
	Schoeller-Bleckmann Oilfield Equipment AG	21,068	1,158,941
#	Semperit AG Holding	39,636	783,715
	Strabag SE	72,227	2,773,186
	Telekom Austria AG, ADR	4,200	49,539
	Telekom Austria AG	563,641	3,276,406
	UBM Development AG	4,439	122,478
	UNIQA Insurance Group AG	513,635	3,328,788
#	Verbund AG	34,475	2,700,594
	Vienna Insurance Group AG Wiener Versicherung Gruppe	200,570	4,485,920
	voestalpine AG	627,528	13,623,809
	Wienerberger AG	297,486	6,800,177
	Zumtobel Group AG	110,458	667,201

TOTAL AUSTRIA			135,307,750

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (1.2%)
	Ackermans & van Haaren NV	122,493	$17,065,898
	Ageas SA	601,623	20,827,092
*	AGFA-Gevaert NV	1,006,222	3,042,137
	Anheuser-Busch InBev SA	913,054	45,671,314
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	118,114	5,917,511
*	Argenx SE, ADR	5,187	2,012,193
*	Argenx SE	8,301	3,222,866
	Atenor	3,938	163,116
	Banque Nationale de Belgique	92	76,287
	Barco NV	132,197	2,854,168
	Bekaert SA	234,617	6,538,176
#*Ω	Biocartis Group NV	19,986	24,074
	bpost SA	419,997	2,076,082
*	Cie d’Entreprises CFE	55,505	589,290
#	Deceuninck NV	311,742	634,515
*	Deme Group NV	55,505	6,183,818
	D’ieteren Group	110,609	18,408,439
	Econocom Group SA	503,717	1,368,994
#	Elia Group SA	87,961	11,121,109
#	Etablissements Franz Colruyt NV	303,267	7,309,981
*	Euronav NV	873,432	15,316,477
	EVS Broadcast Equipment SA	54,770	1,119,386
	Exmar NV	139,830	1,315,503
	Fagron	292,121	3,636,646
*	Galapagos NV	160,408	7,316,224
	Gimv NV	108,700	4,640,812
*	Greenyard NV	26,742	177,000
	Immobel SA	10,459	428,216
	Ion Beam Applications	67,461	942,191
	Jensen-Group NV	9,952	277,531
	KBC Group NV	627,563	31,450,780
*	Kinepolis Group NV	65,202	2,457,906
#	Lotus Bakeries NV	1,231	6,846,540
*	MDxHealth SA	25,853	19,659
	Melexis NV	89,077	6,126,378
#*	Ontex Group NV	548,333	3,234,057
*	Orange Belgium SA	182,728	3,092,823
	Picanol	2,849	196,973
#	Proximus SADP	704,668	7,387,545
	Recticel SA	258,558	3,573,032
	Roularta Media Group NV	8,176	134,537
	Shurgard Self Storage SA	68,754	2,993,613
	Sipef NV	18,495	1,043,202
	Solvay SA	314,871	28,414,226
	Telenet Group Holding NV	122,760	1,871,628
	TER Beke SA	2,012	176,998
*	Tessenderlo Group SA	202,995	6,152,765
	UCB SA	120,289	9,065,915
	Umicore SA	408,582	13,469,276
	Van de Velde NV	26,759	844,312
	VGP NV	31,155	2,362,307
	Viohalco SA	172,079	638,871

TOTAL BELGIUM			321,830,389

CANADA — (11.6%)
#*	5N Plus, Inc.	279,292	483,818
#	Absolute Software Corp.	81,296	976,256
#	Acadian Timber Corp.	47,364	524,277
*	Aclara Resources, Inc.	5,200	1,050

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Advantage Energy Ltd.	3,831,001	$28,964,150
#	Aecon Group, Inc.	337,250	2,391,335
	Africa Oil Corp.	435,095	1,066,699
	AG Growth International, Inc.	67,397	1,726,543
	AGF Management Ltd., Class B	746,021	3,455,347
	Agnico Eagle Mines Ltd.	1,126,924	49,563,005
#*	Aimia, Inc.	381,890	1,037,173
*	Air Canada	297,639	4,284,289
#	AirBoss of America Corp.	95,983	504,451
*	AKITA Drilling Ltd., Class A	6,200	8,419
#	Alamos Gold, Inc.,Class A	2,560,125	20,201,133
#	Algoma Central Corp.	16,660	205,812
#	Algonquin Power & Utilities Corp.	821,555	9,092,811
	Alimentation Couche-Tard, Inc.	792,230	35,472,551
#	AltaGas Ltd.	830,170	14,972,127
#	Altius Minerals Corp.	93,389	1,461,485
*	Altius Renewable Royalties Corp.	13,504	86,039
#	Altus Group Ltd.	45,964	1,633,293
*	Americas Gold & Silver Corp.	51,477	23,427
	Amerigo Resources Ltd.	422,574	316,384
	Andlauer Healthcare Group, Inc.	33,564	1,286,536
#	Andrew Peller Ltd., Class A	102,169	374,223
#	ARC Resources Ltd.	2,786,776	39,233,937
*	Argonaut Gold, Inc.	1,405,841	412,769
#*	Aritzia, Inc.	350,104	13,579,106
	Atco Ltd., Class I	165,529	5,139,558
*	Athabasca Oil Corp.	1,945,456	3,927,041
*	ATS Automation Tooling Systems, Inc.	223,419	7,068,198
#*	Aurora Cannabis, Inc.	144,010	206,046
*	AutoCanada, Inc.	219,291	3,422,121
	B2Gold Corp.	5,742,597	17,535,292
#	Badger Infrastructure Solutions Ltd.	163,110	3,445,741
#*	Ballard Power Systems, Inc.	183,243	1,038,988
#	Bank of Montreal	973,887	89,675,515
#	Bank of Nova Scotia	1,296,960	62,674,207
	Barrick Gold Corp.	1,788,915	26,731,816
#*	Bausch Health Cos., Inc.	468,291	3,043,891
#*	Baytex Energy Corp.	1,118,102	6,073,296
#	BCE, Inc.	111,114	5,011,453
#	Birchcliff Energy Ltd.	1,364,140	10,603,914
#	Bird Construction, Inc.	155,572	701,150
	Black Diamond Group Ltd.	283,698	905,851
#*	BlackBerry Ltd.	424,307	1,977,271
	BMTC Group, Inc.	7,200	65,270
*	Bombardier, Inc., Class A	4,940	146,711
#*	Bombardier, Inc., Class B	178,388	5,238,965
*	Bonterra Energy Corp.	136,052	889,803
	Boralex, Inc., Class A	172,816	4,900,269
#	Boyd Group Services, Inc.	21,532	3,063,966
	Bridgemarq Real Estate Services	32,200	323,099
	Brookfield Asset Management Reinsurance Partners Ltd., Class A	1,312	51,949
	Brookfield Asset Management, Inc., Class A	216,700	8,583,487
#	Brookfield Infrastructure Corp., Class A	197,338	8,514,374
#	BRP, Inc.	96,423	6,447,074
#*	CAE, Inc.	322,493	6,156,209
*	Calfrac Well Services Ltd.	44,963	246,870
#	Calian Group Ltd.	23,649	997,447
	Cameco Corp.	188,469	4,470,485
#	Canaccord Genuity Group, Inc.	521,257	2,670,658

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Canacol Energy Ltd.	738,579	$1,089,694
#*	Canada Goose Holdings, Inc.	213,797	3,497,810
#	Canadian Imperial Bank of Commerce	1,244,058	56,494,156
	Canadian National Railway Co.	438,094	51,890,728
#	Canadian Natural Resources Ltd.	2,454,221	147,106,007
	Canadian Pacific Railway Ltd.	224,037	16,690,649
#	Canadian Tire Corp. Ltd., Class A	210,841	23,630,721
#	Canadian Utilities Ltd., Class A	212,488	5,653,973
#	Canadian Western Bank	567,869	9,878,882
*	Canfor Corp.	451,667	6,786,526
#*	Canfor Pulp Products, Inc.	157,874	577,100
#*	Canopy Growth Corp.	200,794	749,513
	Capital Power Corp.	338,869	11,342,479
#*	Capstone Mining Corp.	3,589,481	8,325,878
#	Cardinal Energy Ltd.	603,543	4,093,467
#	Cargojet, Inc.	7,533	734,306
	Cascades, Inc.	527,333	3,421,752
	CCL Industries, Inc., Class B	292,456	13,738,895
*	Celestica, Inc.	613,467	6,726,074
	Cenovus Energy, Inc.	2,376,995	48,028,693
#	Centerra Gold, Inc.	1,370,602	6,368,342
	CES Energy Solutions Corp.	1,087,618	2,291,235
*	CGI, Inc.	281,166	22,639,923
#	Chesswood Group Ltd.	31,923	259,630
#	CI Financial Corp.	782,293	7,832,405
	Clairvest Group, Inc.	516	26,939
#	Cogeco Communications, Inc.	100,457	5,123,318
	Cogeco, Inc.	43,890	1,869,195
	Colliers International Group, Inc.	45,069	4,233,782
	Computer Modelling Group Ltd.	387,353	1,535,366
	Conifex Timber, Inc.	32,928	39,397
	Constellation Software, Inc.	20,601	29,788,016
#*	Copper Mountain Mining Corp.	1,301,531	1,748,304
	Corby Spirit & Wine Ltd.	40,385	500,977
#	Corus Entertainment, Inc., Class B	1,444,025	2,278,896
#	Crescent Point Energy Corp.	2,758,426	21,572,786
#*	Crew Energy, Inc.	3,391,575	14,986,811
#*	Cronos Group, Inc.	411,245	1,361,221
#*	Denison Mines Corp.	1,982,218	2,502,598
*	Descartes Systems Group, Inc.	40,006	2,760,755
	Dexterra Group, Inc.	149,186	582,573
*	DIRTT Environmental Solutions	124,732	51,272
#	Dollarama, Inc.	342,577	20,355,715
#	Doman Building Materials Group Ltd.	328,420	1,333,110
#	Dorel Industries, Inc., Class B	171,748	676,352
	DREAM Unlimited Corp., Class A	167,829	3,061,292
	Dundee Precious Metals, Inc.	875,387	3,971,000
#	Dye & Durham Ltd.	25,900	286,500
	ECN Capital Corp.	1,126,156	3,397,439
	E-L Financial Corp. Ltd.	538	347,517
#*	Eldorado Gold Corp.	859,411	4,800,840
#	Element Fleet Management Corp.	1,753,120	23,356,060
#	Emera, Inc.	299,489	11,099,350
	Empire Co. Ltd., Class A	493,727	12,684,292
#	Enbridge, Inc.	932,144	36,307,011
#	Endeavour Mining PLC	726,540	12,921,840
*	Endeavour Silver Corp.	405,095	1,378,249
#	Enerflex Ltd.	909,684	4,700,830
#*	Energy Fuels, Inc.	220,413	1,593,622

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Enerplus Corp.	1,127,385	$19,520,564
	Enghouse Systems Ltd.	166,592	3,703,947
*	Ensign Energy Services, Inc.	828,118	2,121,431
#	EQB, Inc.	150,956	5,349,694
#*	Equinox Gold Corp.	1,058,857	3,510,483
#*	ERO Copper Corp.	67,234	765,442
	Evertz Technologies Ltd.	115,129	998,880
#	Exchange Income Corp.	102,091	3,409,653
#	Exco Technologies Ltd.	152,652	776,510
#	Extendicare, Inc.	487,066	2,506,208
	Fairfax Financial Holdings Ltd.	67,375	33,089,836
#	Fiera Capital Corp.	275,463	1,753,047
	Finning International, Inc.	676,184	14,378,868
	Firm Capital Mortgage Investment Corp.	141,218	1,208,648
#	First Majestic Silver Corp.	548,167	4,619,555
#	First National Financial Corp.	76,935	1,931,352
	First Quantum Minerals Ltd.	1,529,929	26,985,867
	FirstService Corp.	101,865	12,734,176
*	Fission Uranium Corp.	1,807,387	941,935
#	Fortis, Inc.	354,102	13,812,664
#*	Fortuna Silver Mines, Inc.	1,682,347	4,679,679
#	Franco-Nevada Corp.	23,160	2,862,113
#	Freehold Royalties Ltd.	519,444	6,462,785
*	Frontera Energy Corp.	108,190	905,322
#*	Galiano Gold, Inc.	738,913	363,395
	Gamehost, Inc.	83,742	484,067
*	GDI Integrated Facility Services, Inc.	18,821	646,823
	Gear Energy Ltd.	537,509	540,527
	George Weston Ltd.	167,196	18,402,789
#	GFL Environmental, Inc.	73,654	1,987,921
#	Gibson Energy, Inc.	591,838	10,100,366
#	Gildan Activewear, Inc.	450,916	14,227,157
#	goeasy Ltd.	82,351	6,681,290
#*	GoldMoney, Inc.	48,197	59,789
*	Gran Tierra Energy, Inc.	1,921,398	2,651,469
	Great-West Lifeco, Inc.	403,913	9,351,060
	Guardian Capital Group Ltd., Class A	18,706	356,998
*	Headwater Exploration, Inc.	100,274	531,419
*	Heroux-Devtek, Inc.	166,614	1,538,521
	High Liner Foods, Inc.	114,391	1,101,633
#	HLS Therapeutics, Inc.	1,000	7,010
#	Home Capital Group, Inc.	399,429	7,722,656
#	Hudbay Minerals, Inc.	4,060,214	15,409,234
#Ω	Hydro One Ltd.	246,144	6,171,893
#*	i-80 Gold Corp.	413,213	691,544
	iA Financial Corp., Inc.	471,017	26,213,902
#*	IAMGOLD Corp.	4,605,063	6,760,199
#	IGM Financial, Inc.	216,927	5,807,118
#*	Imperial Metals Corp.	164,385	293,211
#	Imperial Oil Ltd.	392,651	21,391,626
#	Information Services Corp.	18,144	311,379
#	Innergex Renewable Energy, Inc.	416,294	4,583,563
*	InPlay Oil Corp.	17,292	42,902
#	Intact Financial Corp.	126,572	19,232,701
#*	Interfor Corp.	463,028	8,224,962
#*	Invesque, Inc.	89,083	99,773
#*	Ivanhoe Mines Ltd., Class A	535,544	3,714,824
Ω	Jamieson Wellness, Inc.	110,210	2,696,296
*	K92 Mining, Inc.	49,068	222,946

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Karora Resources, Inc.	28,620	$59,872
#	K-Bro Linen, Inc.	31,864	699,331
*	Kelt Exploration Ltd.	835,753	3,613,304
#	Keyera Corp.	424,840	9,105,830
*	Kinaxis, Inc.	68,416	7,302,360
	Kingsway Financial Services, Inc.	14,675	100,524
#	Kinross Gold Corp.	7,381,443	26,765,757
*	Knight Therapeutics, Inc.	671,389	2,735,133
*	Kolibri Global Energy, Inc.	11,300	24,635
#	KP Tissue, Inc.	37,940	282,388
#	Labrador Iron Ore Royalty Corp.	230,597	4,780,019
*	Laramide Resources Ltd.	26,500	10,698
#*	Largo, Inc.	59,040	372,264
	Lassonde Industries, Inc., Class A	5,285	456,170
#	Laurentian Bank of Canada	306,059	6,829,518
	Leon’s Furniture Ltd.	123,748	1,548,723
#*	Lightspeed Commerce, Inc.	199,912	3,830,314
*††	Lightstream Resources Ltd.	696,278	0
#	Linamar Corp.	319,294	13,666,116
	Loblaw Cos. Ltd.	280,613	22,991,142
#*	Lucara Diamond Corp.	1,820,013	721,406
	Lundin Gold, Inc.	113,530	820,006
	Lundin Mining Corp.	4,251,300	22,280,825
#*	MAG Silver Corp.	42,103	559,549
	Magellan Aerospace Corp.	79,701	412,443
#	Magna International, Inc.	1,245,170	69,391,573
*	Mainstreet Equity Corp.	18,373	1,517,878
*	Major Drilling Group International, Inc.	503,719	3,031,890
*	Mandalay Resources Corp.	42,348	53,155
#	Manulife Financial Corp.	1,500,954	24,843,499
#	Maple Leaf Foods, Inc.	410,567	6,084,595
*	Marathon Gold Corp.	309,500	190,832
	Martinrea International, Inc.	654,254	4,192,489
	Maverix Metals, Inc.	71,610	228,436
*	Maxim Power Corp.	24,537	61,777
	Medical Facilities Corp.	168,105	1,349,924
#*	MEG Energy Corp.	1,414,917	21,155,987
	Melcor Developments Ltd.	8,941	70,158
*††	Mercator Minerals Ltd.	131,933	0
#	Methanex Corp.	299,729	10,459,140
#	Metro, Inc.	298,998	15,663,736
	Morguard Corp.	9,067	745,340
*	Mountain Province Diamonds, Inc.	32,000	17,852
#	MTY Food Group, Inc.	54,186	2,196,314
#	Mullen Group Ltd.	495,275	4,976,926
	National Bank of Canada	884,154	60,200,481
	Neo Performance Materials, Inc.	6,756	52,765
#*	New Gold, Inc.	5,649,373	5,100,546
#*	New Pacific Metals Corp.	9,608	23,064
#	NFI Group, Inc.	193,486	1,249,809
#	North American Construction Group Ltd.	119,112	1,486,120
#	North West Co., Inc.	216,659	5,637,730
	Northland Power, Inc.	540,711	15,732,950
	Nutrien Ltd.	795,490	67,218,316
*	NuVista Energy Ltd.	1,036,904	10,282,654
*	Obsidian Energy Ltd.	86,800	789,409
*	OceanaGold Corp.	4,177,989	6,072,168
	Onex Corp.	239,869	12,073,122
	Open Text Corp.	348,205	10,083,792

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*††	Orbite Technologies, Inc.	174,500	$0
#*	Organigram Holdings, Inc.	139,931	142,730
	Osisko Gold Royalties Ltd.	513,181	5,503,502
#*	Osisko Mining, Inc.	924,589	1,927,429
#	Pan American Silver Corp.	974,451	15,567,569
	Paramount Resources Ltd., Class A	384,613	8,147,627
	Parex Resources, Inc.	828,477	12,636,806
	Park Lawn Corp.	115,744	1,796,885
#	Parkland Corp.	599,346	12,115,821
	Pason Systems, Inc.	276,912	2,941,180
*	Patriot One Technologies, Inc.	184,683	78,626
	Pembina Pipeline Corp.	642,658	21,214,141
*	Petrus Resources Ltd.	29,921	64,131
#	Peyto Exploration & Development Corp.	868,245	8,106,634
	PHX Energy Services Corp.	163,882	1,006,858
*	Pieridae Energy Ltd.	200	189
	Pine Cliff Energy Ltd.	408,078	506,222
*	Pipestone Energy Corp.	46,765	141,083
	Pizza Pizza Royalty Corp.	128,187	1,191,212
#	Polaris Renewable Energy, Inc.	93,078	1,134,139
#	Pollard Banknote Ltd.	24,687	302,800
#	PrairieSky Royalty Ltd.	697,600	10,835,113
*	Precision Drilling Corp.	69,220	5,107,093
#	Premium Brands Holdings Corp.	116,054	6,846,449
	Primo Water Corp.	647,731	9,449,618
#	Quarterhill, Inc.	719,660	882,176
#	Quebecor, Inc. Class B	464,603	8,757,665
#*	Questerre Energy Corp., Class A	145,025	24,484
*	Real Matters, Inc.	15,805	53,598
*	Recipe Unlimited Corp.	80,546	1,225,025
#	Restaurant Brands International, Inc.	383,987	22,808,756
#*	RF Capital Group, Inc.	11,366	120,135
	Richelieu Hardware Ltd.	184,991	4,965,773
	Ritchie Bros Auctioneers, Inc.	241,920	15,804,413
	Rogers Communications, Inc., Class B	540,330	22,493,864
#	Rogers Sugar, Inc.	538,773	2,368,885
#	Royal Bank of Canada	1,938,150	179,259,849
#	Russel Metals, Inc.	319,501	6,618,210
*	Sabina Gold & Silver Corp.	1,171,097	954,173
#	Sandstorm Gold Ltd.	480,675	2,367,475
*	Sangoma Technologies Corp.	2,000	11,289
#	Saputo, Inc.	209,328	5,095,105
#	Savaria Corp.	43,704	417,038
*	Seabridge Gold, Inc.	95,013	1,016,639
	Secure Energy Services, Inc.	972,783	5,105,442
	Shaw Communications, Inc., Class B	679,355	17,451,061
*	ShawCor Ltd.	364,694	2,660,886
*	Shopify, Inc., Class A	69,940	2,394,046
#	Sienna Senior Living, Inc.	179,305	1,546,470
*	Sierra Wireless, Inc.	85,169	2,529,266
#*	SilverCrest Metals, Inc.	63,199	317,259
Ω	Sleep Country Canada Holdings, Inc.	147,163	2,421,841
#	SNC-Lavalin Group, Inc.	497,397	8,612,761
*	SNDL, Inc.	107,315	263,995
*††	Southern Pacific Resource Corp.	665,787	0
#Ω	Spin Master Corp.	105,553	3,261,850
#	Sprott, Inc.	29,477	1,056,543
#	SSR Mining, Inc.	1,238,144	17,057,708
	Stantec, Inc.	356,306	17,433,389

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Stelco Holdings, Inc.	78,048	$1,965,594
#	Stella-Jones, Inc.	242,967	7,317,456
#*Ω	STEP Energy Services Ltd.	43,194	200,062
	Sun Life Financial, Inc.	395,775	16,801,316
	Suncor Energy, Inc.	2,892,177	99,461,983
#*	SunOpta, Inc.	121,462	1,365,778
#	Superior Plus Corp.	685,631	5,213,886
	Supremex, Inc.	5,100	17,520
	Surge Energy, Inc.	109,886	825,141
*	Taiga Building Products Ltd.	19,400	35,600
	Tamarack Valley Energy Ltd.	1,398,189	5,388,110
#*	Taseko Mines Ltd.	1,725,780	1,932,637
#	TC Energy Corp.	339,551	14,913,080
	Teck Resources Ltd., Class A	6,200	199,104
#	Teck Resources Ltd., Class B	1,782,563	54,261,220
	TECSYS, Inc.	2,070	45,401
	TELUS Corp.	174,880	3,652,025
	TELUS Corp.	97,145	2,028,674
	TerraVest Industries, Inc.	2,500	43,491
#	TFI International, Inc.	284,440	25,891,588
	Thomson Reuters Corp.	28,793	3,061,974
	Tidewater Midstream & Infrastructure Ltd.	582,130	491,393
#	Timbercreek Financial Corp.	184,837	1,043,342
#	TMX Group Ltd.	104,382	10,035,567
*	Torex Gold Resources, Inc.	426,256	2,903,553
#	Toromont Industries Ltd.	230,107	17,684,298
#	Toronto-Dominion Bank	1,117,206	71,496,261
	Total Energy Services, Inc.	227,898	1,311,497
	Tourmaline Oil Corp.	1,205,985	67,949,799
	TransAlta Corp.	421,210	3,715,072
	TransAlta Corp.	1,032,557	9,095,081
#	TransAlta Renewables, Inc.	304,090	3,265,561
#	Transcontinental, Inc., Class A	541,197	6,177,277
*	Trevali Mining Corp.	258,153	38,846
*	Trican Well Service Ltd.	1,764,523	4,688,642
#	Tricon Residential, Inc.	624,986	5,266,660
	Triple Flag Precious Metals Corp.	2,987	33,458
*	Trisura Group Ltd.	67,150	1,953,386
#*	Turquoise Hill Resources Ltd.	313,794	8,827,773
*	Uni-Select, Inc.	176,278	4,781,056
	Vermilion Energy, Inc.	861,297	20,083,383
	VersaBank	23,598	161,127
*	Victoria Gold Corp.	18,601	93,800
*	Viemed Healthcare, Inc.	6,346	41,566
	Wajax Corp.	120,993	1,637,693
	Waste Connections, Inc.	109,047	14,386,659
*	Wesdome Gold Mines Ltd.	549,251	3,293,853
#	West Fraser Timber Co. Ltd.	343,432	25,784,085
#	Western Forest Products, Inc.	2,306,543	2,082,466
#	Westshore Terminals Investment Corp.	261,041	4,669,556
#	Wheaton Precious Metals Corp.	163,806	5,354,819
#	Whitecap Resources, Inc.	2,613,366	20,257,018
#*	WildBrain Ltd.	392,989	597,121
	Winpak Ltd.	90,331	2,752,995
#	WSP Global, Inc.	130,459	16,034,099
	Yamana Gold, Inc.	3,620,422	15,889,761
#*	Yangarra Resources Ltd.	278,894	610,052
#	Yellow Pages Ltd.	79,067	784,663

TOTAL CANADA			3,172,238,673

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (0.1%)
Ω	BOC Aviation Ltd.	965,100	$6,458,380
	BOE Varitronix Ltd.	1,122,000	1,663,733
	China Gold International Resources Corp. Ltd.	2,653,959	6,136,434
	Fountain SET Holdings Ltd.	7,438,000	710,517
	GDH Guangnan Holdings Ltd.	1,558,000	109,242
*	Goodbaby International Holdings Ltd.	3,886,000	247,830
*††	Hanfeng Evergreen, Inc.	42,625	0
*	Neo-Neon Holdings Ltd.	3,943,000	223,478
	Orient Overseas International Ltd.	360,500	5,268,037

TOTAL CHINA			20,817,651

DENMARK — (2.1%)
*	ALK-Abello AS	433,400	7,165,778
	Alm Brand AS	4,857,214	6,637,968
#	Ambu AS, Class B	64,919	726,044
	AP Moller - Maersk AS, Class A	2,954	5,910,022
	AP Moller - Maersk AS, Class B	3,757	7,849,016
#*	Bang & Olufsen AS	533,253	620,128
	BankNordik P/F	1,342	21,375
#*	Bavarian Nordic AS	338,191	10,761,328
*	Brodrene Hartmann AS	12,158	370,955
*	Broendbyernes IF Fodbold AS	121,106	8,669
	Carlsberg AS, Class B	173,585	20,438,869
#	cBrain AS	7,006	153,270
#	Chemometec AS	36,908	3,478,969
#	Chr Hansen Holding AS	288,376	16,016,699
	Coloplast AS, Class B	121,049	13,493,352
#	Columbus AS	474,800	434,578
	D/S Norden AS	168,448	8,718,031
	Danske Bank AS	1,157,341	18,669,049
#*	Demant AS	324,288	8,855,415
	Dfds AS	174,840	5,305,866
#	Djurslands Bank AS	1,040	42,222
	DSV AS	150,969	20,400,209
#	FLSmidth & Co. AS	223,791	5,172,547
	Fluegger Group AS	350	20,922
*	Genmab AS	55,261	21,286,954
#	GN Store Nord AS	600,927	12,770,491
	GronlandsBANKEN AS	33	2,474
	H Lundbeck AS	1,542,336	5,770,937
*	H+H International AS, Class B	116,159	1,791,584
*	Harboes Bryggeri AS, Class B	2,462	22,623
#*	ISS AS	784,977	14,416,124
	Jeudan AS	19,563	692,999
*	Jyske Bank AS	298,193	16,093,224
	Matas AS	213,459	2,043,021
#*	MT Hoejgaard Holding AS	328	6,178
#*Ω	Netcompany Group AS	62,073	2,128,143
*	Nilfisk Holding AS	149,998	2,790,549
*	NKT AS	216,606	10,810,195
#*Ω	NNIT AS	67,735	491,095
#	North Media AS	20,687	177,149
	Novo Nordisk AS, Sponsored ADR	595,283	64,790,602
	Novo Nordisk AS, Class B	891,477	96,931,408
	Novozymes AS, Class B	233,804	12,272,502
*	NTG Nordic Transport Group AS, Class A	7,056	228,871
Ω	Orsted AS	74,096	6,113,346
#	Pandora AS	399,412	21,010,462
*	Parken Sport & Entertainment AS	10,398	101,758

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Per Aarsleff Holding AS	97,171	$2,713,973
	Ringkjoebing Landbobank AS	151,626	16,491,249
#	Rockwool AS, Class B	34,285	6,827,995
	ROCKWOOL AS, Class A	5,080	1,001,809
	Royal Unibrew AS	240,968	13,765,102
#*	RTX AS	28,702	483,819
Ω	Scandinavian Tobacco Group AS, Class A	309,540	5,185,000
	Schouw & Co. AS	71,013	4,505,431
	SimCorp AS	150,405	8,980,782
	Solar AS, Class B	25,629	1,932,773
	SP Group AS	5,016	169,322
	Spar Nord Bank AS	486,759	5,893,552
	Sparekassen Sjaelland-Fyn AS	7,233	166,053
	Sydbank AS	381,764	11,624,847
	TCM Group AS	8,463	80,064
#*	Tivoli AS	1,741	180,248
	Topdanmark AS	247,339	11,415,463
	TORM PLC, Class A	59,523	1,592,664
	Tryg AS	671,846	14,531,514
	UIE PLC	43,770	1,075,018
	Vestas Wind Systems AS	966,269	19,048,703
#*	Zealand Pharma AS	28,370	730,676

TOTAL DENMARK			582,410,027

FINLAND — (1.5%)
	Aktia Bank Oyj	204,365	2,031,774
	Alandsbanken Abp, Class B	1,250	39,522
	Alma Media Oyj	65,615	543,624
	Anora Group Oyj	36,670	254,295
	Apetit Oyj	3,389	34,144
	Aspo Oyj	28,806	227,757
#	Atria Oyj	77,416	722,236
#	Bittium Oyj	79,121	300,212
	Cargotec Oyj, Class B	203,864	7,667,250
	Caverion Oyj	204,836	910,302
#	Citycon Oyj	240,789	1,500,177
	Digia Oyj	27,598	162,256
	Elisa Oyj	379,350	18,332,583
#Ω	Enento Group Oyj	9,514	197,560
	eQ Oyj	5,909	120,895
*	Evli Oyj, Class B	1,367	21,346
#	Fellow Bank PLC	1,367	21,320
#*	Finnair Oyj	3,944,965	1,670,410
#	Fiskars Oyj Abp	108,695	1,565,596
	Fortum Oyj	388,037	5,461,341
*	F-Secure Oyj	327,087	925,005
	Glaston OYJ ABP	11,415	9,764
	Gofore Oyj	2,067	46,153
#	Harvia Oyj	47,384	672,216
#	HKScan Oyj, Class A	213,312	200,495
	Huhtamaki Oyj	584,496	21,006,415
	Ilkka Oyj	29,672	105,945
*	Incap Oyj	41,965	646,695
#	Kamux Corp.	18,383	88,909
	Kemira Oyj	691,838	9,135,289
	Kesko Oyj, Class A	185,698	3,571,082
	Kesko Oyj, Class B	1,296,571	25,232,119
	Kojamo Oyj	352,767	4,591,125
	Kone Oyj, Class B	436,024	17,853,346

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Konecranes Oyj	371,569	$9,348,837
#	Lassila & Tikanoja Oyj	176,757	1,736,069
	Marimekko Oyj	76,440	690,200
	Metsa Board Oyj, Class B	819,570	6,165,152
	Metso Outotec Oyj	1,496,286	11,355,452
	Musti Group Oyj	32,084	602,763
	Neste Oyj	436,221	19,118,893
	Nokia Oyj	3,943,284	17,503,790
#	Nokia Oyj, Sponsored ADR	2,506,247	11,027,487
	Nokian Renkaat Oyj	695,310	7,840,885
	Nordea Bank Abp	2,440,427	23,312,220
	Olvi Oyj, Class A	39,535	1,221,417
	Oma Saastopankki Oyj	5,497	108,070
	Oriola Oyj, Class A	1,000	1,853
	Oriola Oyj, Class B	719,046	1,304,352
	Orion Oyj, Class A	2,395	109,823
	Orion Oyj, Class B	488,594	22,484,219
	Outokumpu Oyj	1,945,424	7,807,701
	Pihlajalinna Oyj	36,123	333,520
#	Ponsse Oyj	52,110	1,294,741
#*	QT Group Oyj	12,508	534,220
	Raisio Oyj, Class V	431,251	834,728
	Rapala VMC Oyj	25,862	109,540
	Revenio Group Oyj	64,304	2,391,718
Ω	Rovio Entertainment Oyj	14,306	81,542
	Sampo Oyj, Class A	665,759	30,443,651
	Sanoma Oyj	504,321	5,903,801
*	Stockmann Oyj Abp, Class B	18,522	38,231
	Stora Enso Oyj, Class R	1,458,876	19,022,002
#	Suominen Oyj	10,369	28,539
	Taaleri Oyj	3,685	34,885
	Talenom Oyj	4,065	36,192
	Teleste Oyj	20,343	71,937
Ω	Terveystalo Oyj	76,187	471,207
	TietoEVRY Oyj	429,480	10,238,468
	Tokmanni Group Corp.	107,908	1,304,730
	UPM-Kymmene Oyj	1,134,767	38,147,966
	Uponor Oyj	295,787	3,928,771
	Vaisala Oyj, Class A	53,078	2,066,092
	Valmet Oyj	757,074	17,218,309
#	Verkkokauppa.com Oyj	8,621	26,739
	Wartsila OYJ Abp	969,896	6,612,043
#*	WithSecure Oyj	327,087	529,266
#	YIT Oyj	760,048	1,905,955

TOTAL FINLAND			411,217,134

FRANCE — (7.4%)
	ABC arbitrage	159,751	1,032,187
*	Accor SA	440,860	10,563,644
#*	Aeroports de Paris	26,394	3,569,277
	Air Liquide SA	289,530	37,874,486
	Airbus SE	422,984	45,768,438
	AKWEL	63,353	920,542
#Ω	ALD SA	117,115	1,249,508
#	Alstom SA	715,897	14,734,037
	Altamir	45,949	1,084,820
	Alten SA	118,651	13,862,021
Ω	Amundi SA	123,187	5,811,950
	Arkema SA	401,170	31,747,802

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Assystem SA	45,623	$1,673,238
#*	Atos SE	259,113	2,528,505
	Aubay	32,832	1,436,966
	AXA SA	1,415,353	34,951,970
	Axway Software SA	25,730	399,518
#	Bastide le Confort Medical	13,234	376,564
	Beneteau SA	182,413	2,021,551
#	Bigben Interactive	87,794	659,337
	BioMerieux	77,353	6,844,077
	BNP Paribas SA	886,338	41,563,825
	Boiron SA	33,750	1,540,771
	Bollore SE	1,817,900	9,092,297
#	Bonduelle SCA	88,394	1,027,136
*††	Bourbon Corp.	56,660	0
	Bouygues SA	936,250	26,712,286
	Bureau Veritas SA	673,323	16,658,188
	Burelle SA	55	23,150
	Capgemini SE	109,324	17,917,187
#	Carrefour SA	2,751,041	44,279,238
#*	Casino Guichard Perrachon SA	174,507	1,678,480
#	Catana Group	91,952	455,970
#	Catering International Services	6,197	57,633
	CBo Territoria	2,301	8,186
#	Cegedim SA	29,406	455,833
*	CGG SA	3,734,210	3,172,128
#	Chargeurs SA	94,241	1,245,706
	Cie de Saint-Gobain	1,220,836	49,908,911
*	Cie des Alpes	115,181	1,419,702
#	Cie Generale des Etablissements Michelin SCA	1,853,845	47,243,476
#	Cie Plastic Omnium SA	328,119	4,597,595
#*	Claranova SE	70,358	163,927
*	Coface SA	685,362	7,629,552
	Credit Agricole SA	1,172,118	10,635,398
	Danone SA	440,116	21,873,540
	Dassault Aviation SA	28,206	4,189,107
	Dassault Systemes SE	182,291	6,110,170
#*	DBV Technologies SA	35,620	109,474
	Derichebourg SA	721,218	3,149,328
	Edenred	428,213	21,952,838
	Eiffage SA	481,145	43,505,982
#*	Ekinops SAS	6,333	43,613
	Electricite de France SA	293,821	3,470,011
	Electricite de Strasbourg SA	1,138	105,669
#*Ω	Elior Group SA	555,988	1,234,168
	Elis SA	975,626	11,172,776
	Engie SA	3,017,491	39,207,322
	Equasens	5,590	392,548
#	Eramet SA	46,687	3,058,538
	EssilorLuxottica SA	117,505	18,580,848
#*	Esso SA Francaise	10,411	558,181
	Etablissements Maurel et Prom SA	341,846	1,536,529
	Eurazeo SE	102,960	5,875,456
*	Euroapi SA	18,789	328,788
	Eurofins Scientific SE	316,035	20,230,912
Ω	Euronext NV	294,648	18,700,966
#	Eutelsat Communications SA	948,501	9,521,192
	Exel Industries, Class A	6,839	269,004
*	Faurecia SE	622,231	9,287,876
#	Fnac Darty SA	100,376	3,099,304

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Gaumont SA	768	$76,177
	Gaztransport Et Technigaz SA	101,523	11,811,034
#	GEA	181	14,047
	Getlink SE	406,899	6,438,967
#*	GL Events	57,252	890,364
	Groupe Crit	22,390	1,302,648
*	Groupe Gorge SA	12,283	240,866
#	Groupe SFPI	7,834	16,960
	Guerbet	33,265	570,320
#	Guillemot Corp.	18,369	213,344
#	Haulotte Group SA	54,664	148,815
	Hermes International	23,514	30,436,170
	HEXAOM	16,188	308,717
*	ID Logistics Group	10,435	2,803,494
	Imerys SA	188,757	7,726,144
	Infotel SA	1,012	50,604
	Ipsen SA	134,646	13,837,273
	IPSOS	211,393	10,232,941
	Jacquet Metals SACA	81,175	1,262,542
*	JCDecaux SE	261,899	3,306,563
#	Kaufman & Broad SA	118,933	2,889,910
	Kering SA	62,464	28,606,067
	Korian SA	364,097	3,440,293
Ω	La Francaise des Jeux SAEM	229,305	7,472,721
	Laurent-Perrier	6,244	608,486
	Lectra	104,988	3,359,382
	Legrand SA	251,351	19,154,106
#	Linedata Services	18,590	863,446
	LISI	117,537	2,321,164
#	LNA Sante SA	27,031	788,003
	L’Oreal SA	106,569	33,463,111
*	Lumibird	1,775	29,269
	LVMH Moet Hennessy Louis Vuitton SE	248,440	156,764,294
#Ω	Maisons du Monde SA	159,188	1,560,415
	Manitou BF SA	37,916	773,690
	Manutan International	3,269	327,803
	Mersen SA	91,472	2,959,572
	Metropole Television SA	200,359	2,072,218
#*	Nacon SA	39,602	99,576
Ω	Neoen SA	1,587	55,355
	Neurones	1,927	66,842
	Nexans SA	252,201	23,550,170
	Nexity SA	256,250	5,132,754
#*	Nicox	71,997	125,943
	NRJ Group	87,380	562,872
#	Oeneo SA	143,254	1,982,143
#*	Onxeo SA	12,362	2,068
#	Orange SA, Sponsored ADR	134,076	1,276,404
	Orange SA	7,384,067	70,354,742
#*	Orpea SA	139,636	1,132,434
*	OSE Immuno	3,297	22,300
	Pernod Ricard SA	45,299	7,950,481
#	Plastiques Du Val De Loire	45,034	151,413
*	Prodways Group SA	14,691	53,820
#	Publicis Groupe SA, ADR	89,724	1,253,444
	Publicis Groupe SA	495,805	27,767,249
	Quadient SA	186,532	2,624,369
#*	Rallye SA	482,414	1,237,156
#*††	Recylex SA	65,252	22,344

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Remy Cointreau SA	15,910	$2,433,241
*	Renault SA	700,991	21,582,954
	Rexel SA	1,399,855	24,980,823
#	Robertet SA	1,585	1,320,677
	Rothschild & Co.	46,954	1,665,165
	Rubis SCA	237,855	5,401,528
	Safran SA	75,030	8,356,083
#	Samse SA	989	166,582
	Sanofi, ADR	246,722	10,665,792
	Sanofi	432,160	37,190,737
	Sartorius Stedim Biotech	33,935	10,768,893
	Savencia SA	20,296	1,125,087
	Schneider Electric SE	229,955	29,072,593
	SCOR SE	826,692	12,431,899
	SEB SA	119,502	7,779,767
	Seche Environnement SA	12,581	1,068,114
	SES SA	1,900,136	13,477,564
*Ω	SMCP SA	201,866	1,268,916
	Societe BIC SA	134,748	7,735,359
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	755	63,070
	Societe Generale SA	1,279,926	29,357,688
	Societe LDC SA	396	36,556
#	Societe pour l’Informatique Industrielle	11,418	528,895
	Sodexo SA	206,179	18,263,810
	Sodexo SA, Sponsored ADR	3,640	64,610
††	Sodexo, Inc.	8,908	790,011
*	SOITEC	44,949	5,755,515
#*	Solocal Group	354,103	237,807
	Somfy SA	28,411	3,026,431
	Sopra Steria Group SACA	84,150	11,138,232
	SPIE SA	576,903	13,495,803
	Stef SA	22,404	1,784,892
	STMicroelectronics NV	933,669	29,031,447
	STMicroelectronics NV	34,139	1,062,406
	Sword Group	29,742	1,120,723
#	Synergie SE	44,846	1,211,835
*	Technicolor Creative Studios SA	32,191	50,169
	Technip Energies NV	610,865	7,885,508
	Teleperformance	130,754	35,032,897
#	Television Francaise 1	327,494	2,078,953
	Thales SA	128,814	16,382,552
	Thermador Groupe	14,469	1,203,657
#	Tikehau Capital SCA	22,932	557,138
	Totalenergies EP Gabon	1,958	317,267
#	TotalEnergies SE, Sponsored ADR	217,523	11,913,735
#	TotalEnergies SE	4,096,102	223,456,089
	Trigano SA	45,634	4,670,972
*	Ubisoft Entertainment SA	413,668	11,349,354
	Union Financiere de France BQE SA	6,892	89,211
	Valeo	1,033,122	17,018,591
*	Vallourec SA	446,556	4,751,217
*	Vantiva SA	32,191	23,957
	Veolia Environnement SA	596,136	13,303,377
Ω	Verallia SA	130,454	3,696,400
	Vetoquinol SA	3,588	298,102
	Vicat SA	84,188	1,929,862
	VIEL & Cie SA	79,165	453,659
	Vilmorin & Cie SA	43,690	1,935,974
	Vinci SA	723,766	66,613,213

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Virbac SA	15,064	$3,691,410
	Vivendi SE	1,376,788	11,268,975
*	Voltalia SA	1,052	20,035
	Vranken-Pommery Monopole SA	8,008	125,865
	Wavestone	19,990	861,307
*Ω	Worldline SA	385,575	16,828,982
*Ω	X-Fab Silicon Foundries SE	237,327	1,228,639
*	Xilam Animation SA	147	4,435

TOTAL FRANCE			2,033,229,979

GERMANY — (5.9%)
	1&1 AG	190,877	2,514,575
	7C Solarparken AG	173,615	754,795
*	Aareal Bank AG	317,361	10,035,709
#	Adesso SE	10,961	1,085,212
	Adidas AG	253,042	24,700,711
	All for One Group SE	4,257	167,072
#	Allgeier SE	19,044	550,967
	Allianz SE	276,267	49,701,656
	Allianz SE, Sponsored ADR	111,279	1,999,684
	Amadeus Fire AG	21,955	2,215,850
	Aroundtown SA	1,762,235	3,493,180
	Atoss Software AG	15,174	1,847,490
#Ω	Aumann AG	3,278	39,629
	Aurubis AG	197,548	12,465,329
	BASF SE	1,423,690	63,881,877
#	Basler AG	50,652	1,374,931
#*	Bauer AG	79,806	520,571
	Bayer AG	1,509,264	79,358,652
	Bayerische Motoren Werke AG	510,945	40,105,025
	BayWa AG	74,922	3,380,758
#	Bechtle AG	255,371	8,822,185
Ω	Befesa SA	75,428	2,619,791
	Beiersdorf AG	39,299	3,772,514
	Bertrandt AG	26,407	786,432
*	bet-at-home.com AG	13,056	57,327
*	Bijou Brigitte AG	16,237	558,072
#	Bilfinger SE	157,431	4,379,552
#*	Borussia Dortmund GmbH & Co. KGaA	518,015	1,915,047
	Brenntag SE	418,042	25,365,237
	CANCOM SE	113,008	2,792,642
	Carl Zeiss Meditec AG	41,654	5,041,931
#	CECONOMY AG	867,744	1,412,173
	CENIT AG	41,872	546,524
	Cewe Stiftung & Co. KGAA	48,283	3,782,089
*	Commerzbank AG	4,142,829	33,099,957
	CompuGroup Medical SE & Co. KgaA	105,941	3,347,105
#	Continental AG	276,157	14,303,735
Ω	Covestro AG	954,475	32,400,619
	CropEnergies AG	147,934	2,357,615
*	CTS Eventim AG & Co. KGaA	159,207	7,599,984
*	Daimler Truck Holding AG	921,870	24,588,648
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	2,656	152,188
#*Ω	Delivery Hero SE	42,572	1,400,997
	Dermapharm Holding SE	66,538	2,529,800
#	Deutsche Bank AG	3,429,473	32,763,906
	Deutsche Beteiligungs AG	86,360	2,188,490
	Deutsche Boerse AG	92,431	15,031,096
*	Deutsche Lufthansa AG	1,310,778	8,961,794

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
Ω	Deutsche Pfandbriefbank AG	782,763	$5,830,118
	Deutsche Post AG	1,045,108	36,944,343
	Deutsche Telekom AG, Sponsored ADR	10,326	195,678
	Deutsche Telekom AG	6,078,458	114,733,846
	Deutsche Wohnen SE	4,059	81,871
	Deutz AG	831,180	3,138,041
	DIC Asset AG	167,695	1,156,026
	DMG Mori AG	23,446	954,596
#	Dr Hoenle AG	15,398	237,532
	Draegerwerk AG & Co. KGaA	15,739	568,232
	Duerr AG	203,087	5,368,142
Ω	DWS Group GmbH & Co. KGaA	8,305	224,537
	E.ON SE	7,301,301	61,140,973
	Eckert & Ziegler Strahlen- und Medizintechnik AG	42,508	1,680,499
	EDAG Engineering Group AG	17,807	179,611
	Elmos Semiconductor SE	7,990	365,240
	ElringKlinger AG	158,720	1,136,078
#	Encavis AG	199,644	3,716,916
	Energiekontor AG	21,733	1,929,835
	Evonik Industries AG	496,081	9,138,662
	Fabasoft AG	1,694	30,083
#	Fielmann AG	101,705	3,239,967
#*	flatexDEGIRO AG	108,060	944,452
*	Fraport AG Frankfurt Airport Services Worldwide	134,696	5,189,316
	Freenet AG	884,555	17,386,971
	Fresenius Medical Care AG & Co. KGaA, ADR	10,829	150,198
	Fresenius Medical Care AG & Co. KGaA	448,372	12,402,226
	Fresenius SE & Co. KGaA	844,164	19,426,863
	Fuchs Petrolub SE	95,700	2,307,370
	GEA Group AG	346,640	12,116,608
	Gerresheimer AG	164,535	9,425,983
	Gesco AG	29,514	734,542
	GFT Technologies SE	126,873	4,136,348
*	GK Software SE	1,830	220,597
*	Global Fashion Group SA	6,038	10,169
	Grand City Properties SA	261,036	2,539,251
#	GRENKE AG	26,808	546,743
*	H&R GmbH & Co. KGaA	71,325	462,498
	Hamburger Hafen und Logistik AG	207,456	2,429,810
	Hannover Rueck SE	57,210	9,309,439
#Ω	Hapag-Lloyd AG	53,107	9,577,164
#	Hawesko Holding AG	1,974	77,440
	HeidelbergCement AG	393,784	18,108,857
#*	Heidelberger Druckmaschinen AG	1,499,452	2,069,667
#*	HelloFresh SE	313,507	6,266,742
#	Henkel AG & Co. KGaA	99,846	5,861,468
	Hensoldt AG	97,867	2,299,372
*	Highlight Communications AG	42,880	165,675
	Hochtief AG	4,780	253,932
	Hornbach Holding AG & Co. KGaA	50,337	3,431,247
	Hugo Boss AG	256,630	11,819,698
#*	Hypoport SE	8,878	867,163
#	Indus Holding AG	90,174	1,779,426
	Infineon Technologies AG	739,330	17,940,186
	Infineon Technologies AG, ADR	186,129	4,526,657
Ω	Instone Real Estate Group SE	76,990	560,382
	IVU Traffic Technologies AG	24,942	348,693
	Jenoptik AG	145,712	3,194,454
Ω	JOST Werke AG	6,126	261,427

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	K&S AG	982,625	$21,695,366
#	KION Group AG	393,720	8,728,885
#	Kloeckner & Co. SE	340,897	2,671,666
	Knaus Tabbert AG	255	6,952
	Knorr-Bremse AG	97,412	4,385,560
*	Koenig & Bauer AG	72,753	912,521
#	Kontron AG	155,652	2,252,822
	Krones AG	46,701	4,325,138
	KSB SE & Co. KGaA	267	105,520
	KWS Saat SE & Co. KGaA	33,931	1,969,877
	Lanxess AG	505,632	17,099,345
	LEG Immobilien SE	178,297	11,640,151
#	Leifheit AG	29,884	424,279
#*	Leoni AG	120,123	845,461
#*	Manz AG	11,990	314,009
*	Mediclin AG	12,692	45,129
*	Medigene AG	32,630	72,523
	Mercedes-Benz Group AG	1,688,994	97,761,591
	Merck KGaA	41,275	6,726,380
*	METRO AG	872,027	6,652,156
	MLP SE	269,327	1,250,765
	MTU Aero Engines AG	62,570	11,197,412
#	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	101,116	26,692,171
	Mutares SE & Co. KGaA	8,822	155,071
#*	Nagarro SE	33,764	3,358,940
	Nemetschek SE	224,005	10,679,877
	New Work SE	11,809	1,479,479
	Nexus AG	27,086	1,452,626
#*	Nordex SE	376,748	3,512,106
	Norma Group SE	168,823	2,676,290
	OHB SE	34,731	974,315
	PATRIZIA SE	183,508	1,346,855
	Pfeiffer Vacuum Technology AG	41,250	5,827,363
#	PNE AG	358,793	6,828,526
	Progress-Werk Oberkirch AG	5,595	137,067
	ProSiebenSat.1 Media SE	698,671	4,747,894
	PSI Software AG	23,631	540,137
#	Puma SE	244,298	10,800,621
#*	PVA TePla AG	44,493	745,512
*	q.beyond AG	684,149	565,769
#*	QIAGEN NV	397,370	17,253,688
*	R Stahl AG	4,599	64,042
#	Rational AG	11,000	6,200,704
	Rheinmetall AG	266,869	43,379,992
#	RTL Group SA	159,605	5,417,940
	RWE AG	945,707	36,405,119
	SAF-Holland SE	238,971	1,769,079
#	Salzgitter AG	168,909	3,774,872
	SAP SE, Sponsored ADR	22,433	2,154,914
	SAP SE	219,443	21,121,995
Ω	Scout24 SE	127,221	6,519,436
	Secunet Security Networks AG	5,375	1,179,043
*	Serviceware SE	611	4,285
#*	SGL Carbon SE	79,222	561,909
	Siemens AG, Sponsored ADR	63,609	3,481,321
	Siemens AG	270,223	29,510,772
#*	Siemens Energy AG	884,412	10,310,135
Ω	Siemens Healthineers AG	91,711	4,201,514
	Siltronic AG	92,377	5,744,736

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Sixt SE	88,813	$8,330,090
#*	SMA Solar Technology AG	26,624	1,288,079
	Softing AG	10,451	53,011
#	Software AG	166,219	3,636,371
	Stabilus SE	78,718	4,318,456
	Stemmer Imaging AG	528	14,583
	STRATEC SE	26,196	2,195,971
#	Stroeer SE & Co. KGaA	135,812	5,536,906
	Suedzucker AG	363,460	4,631,901
#	SUESS MicroTec SE	71,689	810,442
	Surteco Group SE	34,391	649,029
	Symrise AG	88,470	9,030,353
	Syzygy AG	4,986	22,550
#	TAG Immobilien AG	534,115	3,345,056
#	Takkt AG	172,706	2,236,725
*	Talanx AG	163,192	6,128,570
*Ω	TeamViewer AG	270,500	2,597,609
	Technotrans SE	44,155	1,110,831
	Telefonica Deutschland Holding AG	5,141,491	11,202,789
#*	thyssenkrupp AG	1,679,076	8,838,538
#	Traffic Systems SE	11,174	199,727
	United Internet AG	458,612	8,572,866
#*	va-Q-tec AG	1,952	25,054
#	Varta AG	46,267	1,239,891
	VERBIO Vereinigte BioEnergie AG	105,064	8,276,218
*	Vitesco Technologies Group AG, Class A	97,559	5,220,241
	Volkswagen AG	83,331	14,243,919
#	Vonovia SE	665,481	14,714,192
	Vossloh AG	39,444	1,415,443
	Wacker Chemie AG	96,571	11,243,316
	Wacker Neuson SE	170,725	2,691,566
#	Washtec AG	56,138	2,108,323
#*	Westwing Group SE	26,574	180,516
	Wuestenrot & Wuerttembergische AG	106,103	1,496,964
#*Ω	Zalando SE	122,653	2,826,927
	Zeal Network SE	45,999	1,161,389

TOTAL GERMANY			1,618,165,018

HONG KONG — (1.9%)
*	Aceso Life Science Group Ltd.	10,902,900	127,353
	Aeon Credit Service Asia Co. Ltd.	28,000	16,378
	AIA Group Ltd.	11,640,800	88,176,618
#*	Aidigong Maternal & Child Health Ltd.	2,180,000	109,620
	Allied Group Ltd.	1,570,000	340,127
	Analogue Holdings Ltd.	34,000	4,811
	APAC Resources Ltd.	326,034	42,263
*	Apollo Future Mobility Group Ltd.	2,640,000	70,613
	Asia Financial Holdings Ltd.	400,000	153,420
*	Asia Standard International Group Ltd.	2,185,561	105,724
	Asiasec Properties Ltd.	299,000	7,791
	ASMPT Ltd.	1,334,100	7,338,220
	Associated International Hotels Ltd.	79,000	99,919
	Bank of East Asia Ltd.	3,274,813	3,138,534
	BOC Hong Kong Holdings Ltd.	3,517,500	10,929,949
	BOCOM International Holdings Co. Ltd.	415,000	20,906
#	Bright Smart Securities & Commodities Group Ltd.	1,508,000	211,346
††	Brightoil Petroleum Holdings Ltd.	7,912,171	283,540
Ω	Budweiser Brewing Co. APAC Ltd.	1,063,700	2,238,794
	Build King Holdings Ltd.	860,000	70,156

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
††	Burwill Holdings Ltd.	9,641,600	$16,336
	Cafe de Coral Holdings Ltd.	2,212,000	2,581,489
#*	Cathay Pacific Airways Ltd.	8,410,180	7,626,588
*	Century City International Holdings Ltd.	3,792,000	133,065
	Chen Hsong Holdings	408,000	80,612
	Cheuk Nang Holdings Ltd.	124,488	33,830
	Chevalier International Holdings Ltd.	130,276	112,496
#*	China Best Group Holding Ltd.	1,047,000	76,030
*	China Energy Development Holdings Ltd.	33,840,000	552,095
	China Motor Bus Co. Ltd.	6,800	57,201
*††	China Smarter Energy Group Holdings Ltd., Class H	1,462,000	1,434
*	China Star Entertainment Ltd.	8,376,000	789,635
*	China Strategic Holdings Ltd.	98,610,000	289,838
*	China Tonghai International Financial Ltd.	210,000	4,812
*	Chinese Estates Holdings Ltd.	1,983,500	358,928
	Chow Sang Sang Holdings International Ltd.	1,805,000	1,664,666
#	Chow Tai Fook Jewellery Group Ltd.	3,484,800	5,966,240
	Chuang’s China Investments Ltd.	6,774,219	209,608
	Chuang’s Consortium International Ltd.	4,671,553	448,760
	CITIC Telecom International Holdings Ltd.	10,902,000	3,222,149
	CK Asset Holdings Ltd.	2,040,624	11,281,725
	CK Hutchison Holdings Ltd.	2,096,908	10,438,050
	CK Infrastructure Holdings Ltd.	947,045	4,499,146
	CK Life Sciences International Holdings, Inc.	6,910,000	519,029
	CLP Holdings Ltd.	1,360,500	9,131,407
*	C-Mer Eye Care Holdings Ltd.	280,000	116,016
	CNT Group Ltd.	814,000	36,825
	Convenience Retail Asia Ltd.	122,000	11,656
#††	Convoy, Inc.	23,823,171	94,993
*	Cowell e Holdings, Inc.	51,000	62,401
Ω	Crystal International Group Ltd.	670,500	170,961
	CSI Properties Ltd.	28,534,200	426,011
*††	CW Group Holdings Ltd.	1,730,500	0
	Dah Sing Banking Group Ltd.	3,060,502	1,824,865
	Dah Sing Financial Holdings Ltd.	1,161,244	2,297,871
	Dickson Concepts International Ltd.	404,500	167,300
	Dynamic Holdings Ltd.	42,000	34,719
	Eagle Nice International Holdings Ltd.	1,394,000	791,914
	EC Healthcare	1,093,000	563,807
††	EcoGreen International Group Ltd.	468,240	85,003
*	Elegance Optical International Holdings Ltd.	1,000,000	60,484
*	Emperor Capital Group Ltd.	3,780,000	20,244
	Emperor Entertainment Hotel Ltd.	2,565,000	143,628
	Emperor International Holdings Ltd.	6,684,416	426,242
	Emperor Watch & Jewellery Ltd.	18,200,000	264,477
*	ENM Holdings Ltd.	4,992,000	225,715
*	Esprit Holdings Ltd.	11,415,969	886,194
#Ω	ESR Group Ltd.	531,752	906,823
*	Eternity Investment Ltd.	520,000	10,550
	EuroEyes International Eye Clinic Ltd., Class C	73,000	40,645
#	Fairwood Holdings Ltd.	292,500	336,784
	Far East Consortium International Ltd.	8,553,253	1,927,430
	First Pacific Co. Ltd.	11,921,756	3,156,941
*Ω	FIT Hon Teng Ltd.	1,649,000	193,003
#*Ω	Fosun Tourism Group	107,000	93,472
	Four Seas Mercantile Holdings Ltd.	36,000	11,808
*Ω	Frontage Holdings Corp.	1,424,000	320,925
	FSE Lifestyle Services Ltd.	345,000	198,248
*	Fullwealth International Group Holdings Ltd.	424,000	99,864

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Galaxy Entertainment Group Ltd.	314,000	$1,434,556
*††	Genting Hong Kong Ltd.	1,416,000	28,069
	Get Nice Financial Group Ltd.	798,824	70,295
	Giordano International Ltd.	8,502,000	1,408,751
	Glorious Sun Enterprises Ltd.	1,763,000	150,440
*	Gold Fin Holdings	2,104,000	0
*	Gold Peak Technology Group Ltd., Class L	605,000	44,806
	Golden Resources Development International Ltd.	924,000	52,382
	Goodresources	3,150,000	6,381
*	GR Properties Ltd.	2,856,000	363,473
	Great Eagle Holdings Ltd.	1,022,652	1,875,431
	G-Resources Group Ltd.	6,497,820	1,643,379
	Guoco Group Ltd.	26,000	228,364
	Guotai Junan International Holdings Ltd.	15,117,000	1,077,284
#*	Haitong International Securities Group Ltd.	14,357,452	1,042,001
	Hang Lung Group Ltd.	3,074,000	3,987,249
	Hang Lung Properties Ltd.	5,656,000	7,115,039
	Hang Seng Bank Ltd.	578,300	8,141,179
	Hanison Construction Holdings Ltd.	909,496	113,607
*	Harbour Centre Development Ltd.	158,000	127,873
	Henderson Land Development Co. Ltd.	2,398,284	5,871,622
	HK Electric Investments & HK Electric Investments Ltd.	3,628,500	2,307,049
	HKBN Ltd.	3,561,500	2,405,418
#	HKR International Ltd.	4,565,238	1,145,702
	HKT Trust & HKT Ltd.	12,492,000	14,127,748
	Hon Kwok Land Investment Co. Ltd.	234,000	56,221
	Hong Kong & China Gas Co. Ltd.	4,903,586	3,779,532
*	Hong Kong ChaoShang Group Ltd.	48,000	4,906
	Hong Kong Exchanges & Clearing Ltd.	821,118	21,795,426
	Hong Kong Ferry Holdings Co. Ltd.	489,000	374,408
	Hong Kong Technology Venture Co. Ltd.	943,000	492,829
*	Hongkong & Shanghai Hotels Ltd.	2,354,226	1,846,847
	Hongkong Chinese Ltd.	3,741,143	228,545
Ω	Honma Golf Ltd.	558,000	234,561
*††	Hsin Chong Group Holdings Ltd.	7,804,000	0
	Hung Hing Printing Group Ltd.	1,234,524	153,392
	Hutchison Telecommunications Hong Kong Holdings Ltd.	8,562,000	1,134,235
	Hysan Development Co. Ltd.	1,386,215	3,021,388
*	IGG, Inc.	4,199,000	1,091,653
*	Imagi International Holdings Ltd.	1,098,799	44,419
	International Housewares Retail Co. Ltd.	1,741,000	577,046
*	IPE Group Ltd.	2,010,000	166,391
#*	IRC Ltd.	34,070,000	503,321
	ITC Properties Group Ltd.	677,994	81,331
	Johnson Electric Holdings Ltd.	1,903,826	1,961,384
	K Wah International Holdings Ltd.	3,678,000	1,030,012
*	Kader Holdings Co. Ltd.	100,000	4,952
	Karrie International Holdings Ltd.	2,438,000	369,683
	Kerry Logistics Network Ltd.	2,720,291	4,318,065
	Kerry Properties Ltd.	2,871,083	4,541,723
	Kingmaker Footwear Holdings Ltd.	1,152,000	124,648
#*	Kingston Financial Group Ltd.	8,261,000	299,750
#	Kowloon Development Co. Ltd.	2,226,000	1,975,334
#*	KuangChi Science Ltd.	4,909,000	59,376
*	Lai Sun Development Co. Ltd.	1,819,480	719,393
	Lam Soon Hong Kong Ltd.	12,000	15,585
*	Landing International Development Ltd.	5,724,000	101,235
*	Landsea Green Management Ltd.	584,000	11,718
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	363,750	34,798

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Lerado Financial Group Co. Ltd.	74,000	$1,603
*	Lifestyle International Holdings Ltd.	2,113,500	1,253,138
	Lippo China Resources Ltd.	12,586,000	184,354
	Lippo Ltd.	236,000	79,249
	Liu Chong Hing Investment Ltd.	1,034,000	889,884
	L’Occitane International SA	2,200,250	5,402,096
	Luk Fook Holdings International Ltd.	2,089,000	4,538,125
	Lung Kee Bermuda Holdings	432,000	131,867
*	Magnificent Hotel Investment Ltd.	4,616,000	60,241
#	Man Wah Holdings Ltd.	9,908,400	5,528,705
*	Mason Group Holdings Ltd.	42,923,200	147,657
	Master Glory GP	807,080	5,017
	MECOM Power & Construction Ltd.	2,423,000	494,312
*	Melco International Development Ltd.	2,858,000	1,494,356
#*	Melco Resorts & Entertainment Ltd., ADR	47,606	260,405
*††	MH Development NPV	564,000	0
*	Midland Holdings Ltd.	1,342,364	90,689
	Miramar Hotel & Investment	572,000	788,859
#	Modern Dental Group Ltd.	1,759,000	365,485
#*	Mongolian Mining Corp.	1,107,000	276,388
	MTR Corp. Ltd.	946,632	4,165,360
*	NagaCorp Ltd.	6,431,602	2,933,031
	Nameson Holdings Ltd.	1,670,000	81,912
	National Electronics Holdings	61,600	7,534
*††	National United Resources Holdings Ltd.	332,000	4,448
	New World Development Co. Ltd.	4,246,284	8,685,665
*††	NewOcean Energy Holdings Ltd.	4,088,000	15,259
	Nissin Foods Co. Ltd.	1,587,000	1,273,175
	NWS Holdings Ltd.	6,370,221	4,517,452
#	Oriental Watch Holdings	2,471,793	1,058,353
#*	Oshidori International Holdings Ltd.	17,547,000	558,835
††	Pacific Andes International Holdings Ltd.	11,918,411	41,602
	Pacific Basin Shipping Ltd.	29,105,000	7,046,405
*	Pacific Century Premium Developments Ltd.	2,508,004	94,422
#	Pacific Textiles Holdings Ltd.	4,854,000	1,447,362
*	Paliburg Holdings Ltd.	928,790	179,886
*	Paradise Entertainment Ltd.	1,276,000	100,811
#	PC Partner Group Ltd.	1,266,000	605,061
	PCCW Ltd.	20,433,308	7,806,577
#*††	Peace Mark Holdings Ltd.	232,000	0
	Pegasus International Holdings Ltd.	82,000	7,419
	Perfect Medical Health Management Ltd.	1,462,000	518,042
	Pico Far East Holdings Ltd.	3,380,000	460,511
	Playmates Holdings Ltd.	3,856,000	275,145
#	Plover Bay Technologies Ltd.	1,016,000	237,092
	Power Assets Holdings Ltd.	1,709,000	8,171,665
	Prada SpA	938,600	4,276,117
*	PT International Development Co. Ltd.	4,432,550	100,711
	Public Financial Holdings Ltd.	2,038,000	548,052
#*	Regal Hotels International Holdings Ltd.	1,641,400	533,641
Ω	Regina Miracle International Holdings Ltd.	1,148,000	447,247
#*	Sa Sa International Holdings Ltd.	645,951	68,322
	Samson Holding Ltd.	196,000	8,020
*Ω	Samsonite International SA	1,419,000	3,048,646
*	Sands China Ltd.	398,800	697,192
	SAS Dragon Holdings Ltd.	1,326,000	551,224
	SEA Holdings Ltd.	1,123,918	481,723
*	Shangri-La Asia Ltd.	4,816,166	2,664,867
*	Shenwan Hongyuan HK Ltd.	2,220,000	114,281

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Shun Ho Property Investments Ltd.	70,224	$8,127
#*	Shun Tak Holdings Ltd.	14,776,250	1,918,762
	Singamas Container Holdings Ltd.	7,412,000	566,378
	Sino Land Co. Ltd.	9,524,926	10,170,865
	SITC International Holdings Co. Ltd.	4,951,000	8,108,730
#*	SJM Holdings Ltd.	11,825,125	3,690,030
	SmarTone Telecommunications Holdings Ltd.	2,726,430	1,347,680
#	Solomon Systech International Ltd.	204,000	9,357
	Soundwill Holdings Ltd.	466,500	371,715
*	South China Holdings Co. Ltd.	2,720,000	16,116
*	Space Group Holdings Ltd.	75,000	32,967
	Stella International Holdings Ltd.	1,853,500	1,795,081
	Sun Hung Kai & Co. Ltd.	3,702,787	1,293,003
	Sun Hung Kai Properties Ltd.	847,511	9,107,622
	SUNeVision Holdings Ltd.	1,126,000	596,513
	Swire Pacific Ltd., Class A	1,053,500	6,988,403
	Swire Pacific Ltd., Class B	2,167,500	2,233,498
	Swire Properties Ltd.	865,050	1,662,551
	TAI Cheung Holdings Ltd.	1,103,000	555,473
#	Tai Hing Group Holdings Ltd.	1,034,000	101,416
	Tai Sang Land Development Ltd.	145,523	69,545
#	Tan Chong International Ltd.	372,000	78,198
	Tao Heung Holdings Ltd.	795,000	74,983
	Techtronic Industries Co. Ltd.	1,858,000	17,592,969
*	Television Broadcasts Ltd.	1,687,300	581,123
	Texhong Textile Group Ltd.	788,000	507,519
	Texwinca Holdings Ltd.	4,182,000	548,716
	Town Health International Medical Group Ltd.	1,462,000	66,401
	Tradelink Electronic Commerce Ltd.	2,608,000	245,595
#	Transport International Holdings Ltd.	1,168,075	1,233,804
	United Laboratories International Holdings Ltd.	6,093,500	2,553,937
	Untrade.China Solar	1,033,500	4,444
*††	Untrade.Lerthai Group	38,000	0
*††	Up Energy Development Group Ltd.	2,252,000	0
*	Value Convergence Holdings Ltd.	1,880,000	39,148
	Value Partners Group Ltd.	7,333,000	1,746,599
	Vanke Overseas Investment Holding Co. Ltd.	109,000	25,972
	Vedan International Holdings Ltd.	1,404,000	120,842
*	Vitasoy International Holdings Ltd.	2,290,000	3,910,466
*Ω	VPower Group International Holdings Ltd., Class H	3,559,506	245,446
	VSTECS Holdings Ltd.	4,807,200	2,311,418
	VTech Holdings Ltd.	682,500	3,633,089
	Wai Kee Holdings Ltd.	384,000	76,755
	Wang On Group Ltd.	66,120,000	362,556
#*	Wealthking Investments Ltd.	1,516,000	79,140
Ω	WH Group Ltd.	36,105,734	18,233,795
	Wharf Real Estate Investment Co. Ltd.	1,476,750	5,818,483
	Wing On Co. International Ltd.	123,137	200,208
#	Wing Tai Properties Ltd.	462,000	201,845
*	Xingye Alloy Materials Group Ltd.	279,000	40,902
	Xinyi Glass Holdings Ltd.	9,002,000	11,568,970
	YTO Express Holdings Ltd.	716,000	160,814
	Yue Yuen Industrial Holdings Ltd.	4,283,000	4,354,297
#*	Zensun Enterprises Ltd.	1,420,001	209,690
*	Zhaobangji Properties Holdings Ltd.	2,856,000	136,323

TOTAL HONG KONG			508,945,051

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
IRELAND — (0.7%)
	AIB Group PLC	2,537,699	$7,341,343
	Bank of Ireland Group PLC	4,935,750	35,540,469
	Cairn Homes PLC	2,774,403	2,686,122
	CRH PLC	567,661	20,439,090
#	CRH PLC, Sponsored ADR	1,198,547	43,399,387
*	Dalata Hotel Group PLC	424,903	1,363,158
	FBD Holdings PLC	84,655	837,975
#*	Flutter Entertainment PLC	152,117	20,161,001
	Glanbia PLC	552,063	6,388,697
*Ω	Glenveagh Properties PLC	2,229,093	2,180,420
	Irish Continental Group PLC	457,102	1,848,022
	Kerry Group PLC,Class A	78,150	6,938,929
	Kingspan Group PLC	366,845	18,492,199
*	Permanent TSB Group Holdings PLC	16,626	27,683
	Smurfit Kappa Group PLC	770,509	25,506,116

TOTAL IRELAND			193,150,611

ISRAEL — (1.1%)
	Adgar Investment & Development Ltd.	184,659	314,794
	Afcon Holdings Ltd.	2,028	95,851
#	AFI Properties Ltd.	50,056	1,500,675
#	Africa Israel Residences Ltd.	8,421	337,944
*	Airport City Ltd.	195,697	3,240,174
#*	Allot Ltd.	48,893	192,637
	Alony Hetz Properties & Investments Ltd.	175,151	2,054,383
#	Alrov Properties & Lodgings Ltd.	27,535	1,407,782
	Amot Investments Ltd.	347,422	2,101,630
	Arad Ltd.	5,667	72,648
#	Ashtrom Group Ltd.	83,306	1,813,074
	AudioCodes Ltd.	55,766	1,125,738
#	Aura Investments Ltd.	322,668	570,066
	Automatic Bank Services Ltd.	21,876	97,798
#*	Avgol Industries 1953 Ltd.	305,415	180,442
	Azorim-Investment Development & Construction Co. Ltd.	278,133	967,803
	Azrieli Group Ltd.	27,826	2,061,502
	Bank Hapoalim BM	1,105,912	10,660,166
	Bank Leumi Le-Israel BM	2,347,288	22,392,526
*	Bet Shemesh Engines Holdings 1997 Ltd.	15,611	375,331
	Bezeq The Israeli Telecommunication Corp. Ltd.	4,936,467	8,738,708
	Big Shopping Centers Ltd.	14,843	1,664,355
*	BioLine RX Ltd.	391,980	23,333
#	Blue Square Real Estate Ltd.	21,094	1,400,607
*	Brack Capital Properties NV	6,273	667,599
*	Camtek Ltd.	19,118	431,218
	Carasso Motors Ltd.	82,131	515,631
	Castro Model Ltd.	337	8,202
*	Cellcom Israel Ltd.	433,182	2,168,798
*	Ceragon Networks Ltd.	99,230	178,614
*	Clal Insurance Enterprises Holdings Ltd.	208,675	3,600,992
*	Compugen Ltd.	18,025	16,223
	Danel Adir Yeoshua Ltd.	17,920	2,077,044
	Delek Automotive Systems Ltd.	186,786	2,405,071
*	Delek Group Ltd.	35,775	5,447,007
	Delta Galil Industries Ltd.	50,883	2,303,757
	Dor Alon Energy in Israel 1988 Ltd.	2,513	86,924
	Duniec Brothers Ltd.	4,235	219,195
#	Elbit Systems Ltd.	27,260	5,516,482
#	Electra Consumer Products 1970 Ltd.	60,059	2,078,829
	Electra Ltd.	8,110	4,718,902
	Electra Real Estate Ltd.	44,657	548,304

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Ellomay Capital Ltd.	1,262	$23,536
#*	Elron Ventures Ltd.	2,434	6,527
	Energix-Renewable Energies Ltd.	283,618	990,160
*	Enlight Renewable Energy Ltd.	1,066,210	2,159,381
#*	Equital Ltd.	122,706	3,783,968
*	Fattal Holdings 1998 Ltd.	2,330	236,662
	First International Bank of Israel Ltd.	274,205	11,840,544
	FMS Enterprises Migun Ltd.	15,454	512,232
	Formula Systems 1985 Ltd.	52,629	4,271,739
	Fox Wizel Ltd.	49,924	6,086,216
	Gav-Yam Lands Corp. Ltd.	187,406	1,589,409
*	Gilat Satellite Networks Ltd.	84,839	509,012
	Globrands Ltd.	82	8,208
*	Hagag Group Real Estate Development	2,792	15,199
#	Hamat Group Ltd.	11,261	93,498
	Harel Insurance Investments & Financial Services Ltd.	767,723	7,390,081
	Hilan Ltd.	74,724	3,912,791
	ICL Group Ltd.	832,868	7,510,470
	IDI Insurance Co. Ltd.	40,024	1,068,847
#	IES Holdings Ltd.	2,265	158,369
	Ilex Medical Ltd.	7,888	199,831
	Infinya Ltd.	18,125	1,750,870
#	Inrom Construction Industries Ltd.	249,478	1,018,249
	Isracard Ltd.	443,167	1,310,383
	Israel Canada T.R Ltd.	185,753	535,490
	Israel Discount Bank Ltd., Class A	2,666,509	15,162,002
#	Israel Land Development - Urban Renewal Ltd.	47,711	619,929
	Isras Investment Co. Ltd.	4,493	845,982
#	Issta Lines Ltd.	6,164	169,484
#*	Kamada Ltd.	64,175	292,776
	Kardan Real Estate Enterprise & Development Ltd.	125,191	122,066
	Kenon Holdings Ltd.	56,089	2,148,869
	Kerur Holdings Ltd.	22,445	485,559
#	Klil Industries Ltd.	5,157	430,924
	Levinstein Properties Ltd.	11,100	287,162
	M Yochananof & Sons Ltd.	5,058	297,767
	Magic Software Enterprises Ltd.	48,375	755,929
	Malam - Team Ltd.	6,524	148,288
	Matrix IT Ltd.	170,242	3,672,539
#	Maytronics Ltd.	178,211	1,921,565
	Mediterranean Towers Ltd.	246,856	712,305
	Mega Or Holdings Ltd.	65,865	1,915,030
*	Mehadrin Ltd.	2,358	95,012
#*	Meitav Investment House Ltd.	115,654	404,997
	Melisron Ltd.	44,701	3,316,490
*	Menora Mivtachim Holdings Ltd.	146,516	2,985,578
	Meshulam Levinstein Contracting & Engineering Ltd.	1,554	144,615
	Migdal Insurance & Financial Holdings Ltd.	2,037,052	2,443,408
#	Mivne Real Estate KD Ltd.	712,214	2,214,323
	Mivtach Shamir Holdings Ltd.	26,374	627,843
	Mizrahi Tefahot Bank Ltd.	392,208	14,826,069
*	Naphtha Israel Petroleum Corp. Ltd.	239,914	1,242,692
#	Nawi Brothers Ltd.	67,247	486,678
*	Neto Malinda Trading Ltd.	7,233	243,537
	Neto ME Holdings Ltd.	11,813	496,434
#*	Nice Ltd., Sponsored ADR	6,170	1,171,621
*	Nova Ltd.	75,004	5,489,251
	Novolog Ltd.	141,565	116,929
#*	NR Spuntech Industries Ltd.	42,322	46,688

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Oil Refineries Ltd.	10,434,273	$3,885,880
	One Software Technologies Ltd.	42,180	583,916
*	OPC Energy Ltd.	63,456	780,197
	Palram Industries 1990 Ltd.	7,278	71,265
#*	Partner Communications Co. Ltd.	608,663	4,588,240
*	Partner Communications Co. Ltd., ADR	11,519	85,471
*	Paz Oil Co. Ltd.	40,983	4,895,961
	Peninsula Group Ltd.	90,236	47,814
*	Perion Network Ltd.	44,651	1,024,229
	Phoenix Holdings Ltd.	729,360	7,900,521
#	Plasson Industries Ltd.	16,025	781,107
	Pluri, Inc.	33,473	22,924
	Prashkovsky Investments & Construction Ltd.	9,161	219,991
*	Priortech Ltd.	15,948	293,283
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	37,873	2,626,437
	Raval Ics Ltd.	19,152	20,316
	Retailors Ltd.	574	11,040
	Sano-Brunos Enterprises Ltd.	139	9,626
	Scope Metals Group Ltd.	43,299	1,943,006
#	Shapir Engineering & Industry Ltd.	304,257	2,506,536
#*	Shikun & Binui Ltd.	1,025,685	4,071,558
#	Shufersal Ltd.	614,172	4,192,673
#*	Solegreen Ltd.	12,511	44,681
#	Strauss Group Ltd.	116,705	2,919,672
	Summit Real Estate Holdings Ltd.	122,294	1,704,076
	Suny Cellular Communication Ltd.	515,689	258,241
	Tadiran Group Ltd.	13,411	1,817,221
Ω	Tamar Petroleum Ltd.	23,573	72,719
	Tel Aviv Stock Exchange Ltd.	31,761	187,172
	Telsys Ltd.	1,721	80,320
*	Tera Light Ltd.	134,644	223,890
#*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	687,914	6,136,193
	Tiv Taam Holdings 1 Ltd.	201,321	423,272
*	Tower Semiconductor Ltd.	352,019	15,051,771
*	Victory Supermarket Chain Ltd.	1,131	14,353
#	YD More Investments Ltd.	53,576	153,356
	YH Dimri Construction & Development Ltd.	13,349	811,612

TOTAL ISRAEL			290,161,312

ITALY — (2.5%)
	A2A SpA	6,090,245	6,753,095
	ACEA SpA	275,084	3,466,195
*	Aeffe SpA	175,100	216,332
	Amplifon SpA	456,353	11,337,612
Ω	Anima Holding SpA	1,449,910	4,490,613
	Aquafil SpA	8,500	46,256
	Arnoldo Mondadori Editore SpA	884,019	1,489,576
	Ascopiave SpA	302,866	716,548
	Assicurazioni Generali SpA	1,127,008	16,913,121
#	Avio SpA	35,879	400,657
	Azimut Holding SpA	500,412	8,057,663
#	Banca Generali SpA	249,008	7,443,763
	Banca IFIS SpA	128,582	1,518,284
	Banca Mediolanum SpA	606,852	4,540,410
#*	Banca Monte dei Paschi di Siena SpA	203	383
	Banca Popolare di Sondrio SPA	2,752,177	9,872,221
#	Banca Profilo SpA	963,146	183,711
#Ω	Banca Sistema SpA	254,658	373,362
	Banco BPM SpA	7,714,604	23,340,655

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Banco di Desio e della Brianza SpA	100,099	$278,891
	BasicNet SpA	4,285	20,848
	Be Shaping The Future SpA	493,691	1,678,281
Ω	BFF Bank SpA	122,794	866,259
	Biesse SpA	9,317	112,214
	BPER Banca	5,363,723	9,924,480
	Brembo SpA	512,575	5,358,657
	Brunello Cucinelli SpA	145,183	8,415,661
	Buzzi Unicem SpA	278,613	4,624,077
	Cairo Communication SpA	402,450	654,147
Ω	Carel Industries SpA	18,880	411,221
	Cementir Holding NV	193,185	1,124,411
*	CIR SpA-Compagnie Industriali	1,225,246	517,292
	CNH Industrial NV	1,965,193	25,440,538
	Credito Emiliano SpA	388,991	2,306,339
*	d’Amico International Shipping SA	2,074,588	596,423
	Danieli & C Officine Meccaniche SpA	178,159	2,447,106
#	Danieli & C Officine Meccaniche SpA	70,517	1,439,289
	Davide Campari-Milano NV	185,012	1,661,467
	De’ Longhi SpA	131,898	2,275,739
	DeA Capital SpA	586,848	623,013
#	DiaSorin SpA	72,397	9,464,867
#	Digital Bros SpA	15,743	370,990
Ω	doValue SpA	43,608	251,160
	Elica SpA	105,462	280,184
	Emak SpA	287,089	306,677
	Enel SpA	4,863,195	21,725,580
	Eni SpA	4,317,248	56,701,518
	Eni SpA, Sponsored ADR	141,714	3,732,747
	ERG SpA	265,366	8,323,689
	Esprinet SpA	144,644	963,521
#*	Eurotech SpA	79,018	244,356
#	Exprivia SpA	19,952	26,779
#	Ferrari NV	138,550	27,313,383
	Fila SpA	43,066	293,597
#*	Fincantieri SpA	1,482,879	753,925
	FinecoBank Banca Fineco SpA	863,137	11,631,278
*	FNM SpA	658,558	299,387
*	Garofalo Health Care SpA	9,743	38,703
	Gefran SpA	20,755	174,153
#*	Geox SpA	218,933	174,420
	GPI SpA	3,878	49,396
	Gruppo MutuiOnline SpA	110,159	2,436,477
	Hera SpA	3,922,971	9,347,189
	IMMSI SpA	1,354,153	531,396
Ω	Infrastrutture Wireless Italiane SpA	409,785	3,616,829
	Interpump Group SpA	30,707	1,188,836
	Intesa Sanpaolo SpA	12,320,332	23,489,050
	Iren SpA	1,875,844	2,787,657
	Italgas SpA	1,456,635	7,504,945
	Italmobiliare SpA	35,301	902,409
*	Iveco Group NV	393,039	2,123,849
#*	Juventus Football Club SpA	4,038,009	1,102,456
*	KME Group SpA	1,101,521	607,789
	Leonardo SpA	1,435,712	11,534,642
	LU-VE SpA	5,379	110,066
#	Maire Tecnimont SpA	693,536	2,151,904
#*††	Mariella Burani Fashion Group SpA	2,868	0
	Mediobanca Banca di Credito Finanziario SpA	1,925,275	17,442,192

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
#	MFE-MediaForEurope NV, Class A	8,472,731	$2,972,267
#	MFE-MediaForEurope NV, Class A	2,960,015	1,478,361
	Moncler SpA	334,113	14,415,039
*	Newlat Food SpA	7,270	32,747
*Ω	Nexi SpA	143,749	1,242,779
	Openjobmetis SpA agenzia per il lavoro	34,444	266,012
	Orsero SpA	15,305	219,062
Ω	OVS SpA	1,677,213	3,131,124
	Pharmanutra SpA	14,204	951,887
	Piaggio & C SpA	1,606,194	4,126,547
Ω	Piovan SpA	2,034	15,655
Ω	Pirelli & C SpA	1,392,481	5,252,519
Ω	Poste Italiane SpA	840,682	7,325,923
#	Prima Industrie SpA	25,100	612,218
	Prysmian SpA	232,175	7,556,856
Ω	RAI Way SpA	397,583	1,904,615
	Recordati Industria Chimica e Farmaceutica SpA	225,816	8,484,242
	Reply SpA	63,940	6,954,980
	Rizzoli Corriere Della Sera Mediagroup SpA	731,602	491,473
#	Sabaf SpA	38,638	714,030
#	SAES Getters SpA	7,969	171,781
	SAES Getters SpA	1,311	19,838
*	Safilo Group SpA	102,103	144,096
#	Salvatore Ferragamo SpA	97,480	1,432,864
	Sanlorenzo SpA/Ameglia	29,604	949,622
*	Saras SpA	2,565,569	3,100,749
	Sesa SpA	33,959	3,677,641
	SIT SpA	10,602	63,977
	Snam SpA	2,316,681	10,301,145
#*	Sogefi SpA	310,054	252,514
	SOL SpA	108,709	1,955,483
*	Spaxs SpA	165,982	1,128,809
	Stellantis NV	6,495,733	87,637,612
	Stellantis NV	11,429	154,520
	Tamburi Investment Partners SpA	392,253	2,758,211
Ω	Technogym SpA	462,492	3,179,635
#*	Telecom Italia SpA	25,956,222	5,078,122
*	Telecom Italia SpA, Sponsored ADR	180,144	349,479
	Tenaris SA	284,581	4,454,018
#	Tenaris SA, Sponsored ADR	88,101	2,768,133
#	Terna - Rete Elettrica Nazionale	2,076,816	13,772,747
#	Tinexta SpA	60,794	1,223,880
*	TXT e-solutions SpA	15,223	184,466
	UniCredit SpA	3,294,330	40,853,856
#Ω	Unieuro SpA	30,996	334,528
	Unipol Gruppo SpA	2,108,967	9,076,653
#	UnipolSai Assicurazioni SpA	2,116,526	4,772,285
#	Webuild SpA	734,563	999,585
	Zignago Vetro SpA	114,751	1,444,719

TOTAL ITALY			672,324,110

JAPAN — (20.8%)
	&Do Holdings Co. Ltd.	22,100	130,518
	77 Bank Ltd.	294,674	3,570,897
	A&D HOLON Holdings Co. Ltd.	106,800	657,335
	ABC-Mart, Inc.	50,400	2,246,462
*	Access Co. Ltd.	142,000	749,397
	Achilles Corp.	64,500	594,919
	Acom Co. Ltd.	1,090,600	2,382,585

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	AD Works Group Co. Ltd.	62,020	$67,919
	Adastria Co. Ltd.	177,100	2,405,040
	ADEKA Corp.	407,600	6,093,791
#	Ad-sol Nissin Corp.	31,400	322,064
	Adtec Plasma Technology Co. Ltd.	1,900	19,783
	Advan Group Co. Ltd.	82,200	484,311
*	Advanced Media, Inc.	83,100	545,688
	Advantest Corp.	287,400	15,129,187
#	Adventure, Inc.	9,200	673,310
	Aeon Co. Ltd.	938,368	17,501,121
	Aeon Delight Co. Ltd.	112,300	2,244,631
#	Aeon Fantasy Co. Ltd.	45,100	893,981
	AEON Financial Service Co. Ltd.	459,500	4,496,946
#	Aeon Hokkaido Corp.	111,300	879,404
	Aeon Mall Co. Ltd.	198,820	2,162,872
#	Aeria, Inc.	84,300	247,915
	AFC-HD AMS Life Science Co. Ltd.	14,100	68,535
	AGC, Inc.	710,900	22,276,017
	Agro-Kanesho Co. Ltd.	4,700	42,774
	AGS Corp.	4,100	16,935
#	Ahresty Corp.	106,700	264,382
	Ai Holdings Corp.	90,700	1,342,584
*	AI inside, Inc.	1,600	46,012
	Aica Kogyo Co. Ltd.	137,100	2,946,631
	Aichi Corp.	171,000	907,957
#	Aichi Financial Group, Inc.	203,451	2,599,663
	Aichi Steel Corp.	55,400	774,759
	Aichi Tokei Denki Co. Ltd.	34,800	303,862
	Aida Engineering Ltd.	259,200	1,505,934
	Aiful Corp.	1,088,100	2,963,506
	Aiming, Inc.	70,100	141,904
	Ain Holdings, Inc.	91,200	3,831,303
	Aiphone Co. Ltd.	47,500	639,202
	Air Water, Inc.	788,400	8,802,344
	Airport Facilities Co. Ltd.	109,900	395,249
	Airtech Japan Ltd.	28,300	213,164
#*	Airtrip Corp.	54,800	913,828
#	Aisan Industry Co. Ltd.	227,900	1,080,208
	Aisin Corp.	483,782	12,418,555
	AIT Corp.	31,500	319,008
#	Aizawa Securities Group Co. Ltd.	168,900	738,874
	Ajinomoto Co., Inc.	590,000	16,226,894
	Ajis Co. Ltd.	18,400	246,543
	Akatsuki Corp.	96,900	206,669
	Akatsuki, Inc.	36,800	534,594
#*	Akebono Brake Industry Co. Ltd.	585,364	684,694
	Akita Bank Ltd.	106,100	1,133,895
#	Albis Co. Ltd.	27,700	429,092
	Alconix Corp.	125,800	1,157,146
	Alfresa Holdings Corp.	607,700	6,996,374
	Alinco, Inc.	83,000	552,913
	Alleanza Holdings Co. Ltd.	58,700	375,135
*	Allied Architects, Inc.	33,300	236,459
*	Allied Telesis Holdings KK	66,200	40,937
#	Alpen Co. Ltd.	97,100	1,319,653
#	Alpha Corp.	33,700	213,823
	Alpha Systems, Inc.	4,320	124,690
*	AlphaPolis Co. Ltd.	11,300	173,305
	Alps Alpine Co. Ltd.	894,204	7,681,722

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Alps Logistics Co. Ltd.	36,400	$268,384
#	Altech Corp.	94,510	1,275,115
	Amada Co. Ltd.	1,044,400	7,345,860
	Amano Corp.	173,500	2,969,000
	Amiyaki Tei Co. Ltd.	21,800	426,349
	Amuse, Inc.	23,900	289,904
	Amvis Holdings, Inc.	19,600	378,877
*	ANA Holdings, Inc.	130,900	2,544,527
#	Anabuki Kosan, Inc.	12,300	160,328
	Anest Iwata Corp.	148,500	890,697
	Anicom Holdings, Inc.	38,700	154,622
#	Anritsu Corp.	468,800	4,718,410
	AOI Electronics Co. Ltd.	20,400	264,051
	AOKI Holdings, Inc.	179,100	865,668
	Aoki Super Co. Ltd.	1,100	18,951
	Aoyama Trading Co. Ltd.	206,400	1,439,833
#	Aoyama Zaisan Networks Co. Ltd.	94,800	585,443
	Aozora Bank Ltd.	407,800	7,014,878
	Apaman Co. Ltd.	44,700	143,694
	Arakawa Chemical Industries Ltd.	86,900	552,749
	Arata Corp.	70,700	1,952,085
	Araya Industrial Co. Ltd.	17,700	225,722
#	Arcland Service Holdings Co. Ltd.	57,800	847,277
	ARCLANDS Corp.	46,300	459,215
	Arcs Co. Ltd.	181,873	2,424,232
#	Ardepro Co. Ltd.	37,589	105,727
	Arealink Co. Ltd.	34,400	436,482
	Argo Graphics, Inc.	54,900	1,429,799
	Arisawa Manufacturing Co. Ltd.	169,100	1,428,328
	ARTERIA Networks Corp.	85,400	689,579
	Artiza Networks, Inc.	15,100	105,404
	Artnature, Inc.	114,900	595,495
#*	Aruhi Corp.	200,500	1,883,608
	As One Corp.	38,980	1,662,200
	Asahi Broadcasting Group Holdings Corp.	44,000	183,414
	Asahi Co. Ltd.	94,300	819,763
	Asahi Diamond Industrial Co. Ltd.	246,300	1,230,280
	Asahi Group Holdings Ltd.	371,500	10,394,839
	Asahi Holdings, Inc.	260,000	3,315,863
	Asahi Intecc Co. Ltd.	113,600	1,935,192
	Asahi Kasei Corp.	4,185,200	26,835,141
#	Asahi Kogyosha Co. Ltd.	37,800	520,790
#	Asahi Net, Inc.	54,600	222,119
	ASAHI YUKIZAI Corp.	70,900	1,138,408
	Asanuma Corp.	81,200	1,493,860
	Asax Co. Ltd.	6,600	25,937
	Ascentech KK	9,800	33,094
	Ashimori Industry Co. Ltd.	23,400	162,902
	Asia Pile Holdings Corp.	138,100	468,438
	Asics Corp.	352,300	5,398,550
	ASKA Pharmaceutical Holdings Co. Ltd.	125,900	990,981
	ASKUL Corp.	118,700	1,239,667
	Astellas Pharma, Inc.	402,700	5,556,528
	Astena Holdings Co. Ltd.	215,900	609,199
#	Asteria Corp.	25,700	140,841
	Asti Corp.	19,899	273,790
#	Atled Corp.	4,600	47,311
*	Atrae, Inc.	41,700	429,841
*	Atsugi Co. Ltd.	78,000	193,953

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Aucnet, Inc.	28,300	$425,379
	Autobacs Seven Co. Ltd.	302,800	2,880,119
#	Aval Data Corp.	15,000	247,535
	Avant Group Corp.	79,300	786,607
#	Avantia Co. Ltd.	49,100	256,828
	Avex, Inc.	152,400	1,708,331
	Awa Bank Ltd.	327,900	4,121,969
	Axell Corp.	34,500	293,935
	Axial Retailing, Inc.	95,400	2,172,472
	Azbil Corp.	77,900	2,116,985
#	AZ-COM MARUWA Holdings, Inc.	184,000	1,748,295
	Bandai Namco Holdings, Inc.	168,200	11,118,502
	Bando Chemical Industries Ltd.	155,200	1,102,860
#	Bank of Iwate Ltd.	74,300	896,470
#	Bank of Kochi Ltd.	16,800	70,277
	Bank of Kyoto Ltd.	185,311	6,677,831
	Bank of Nagoya Ltd.	68,499	1,403,194
	Bank of Saga Ltd.	78,700	821,405
	Bank of the Ryukyus Ltd.	416,100	2,177,026
#	Bank of Toyama Ltd.	1,200	13,301
	Baroque Japan Ltd.	58,600	310,780
	Base Co. Ltd.	16,200	465,082
	BayCurrent Consulting, Inc.	271,000	7,603,495
	Beaglee, Inc.	8,300	76,898
#	Beauty Garage, Inc.	16,100	290,984
	Belc Co. Ltd.	54,538	2,086,238
	Bell System24 Holdings, Inc.	155,300	1,442,601
#	Belluna Co. Ltd.	243,100	1,171,549
	Benefit One, Inc.	225,200	3,115,445
	Benesse Holdings, Inc.	212,600	3,136,378
#*	Bengo4.com, Inc.	30,400	647,797
#	Bic Camera, Inc.	300,000	2,332,404
	BIPROGY, Inc.	350,900	7,579,923
	BML, Inc.	137,400	3,105,987
	Bookoff Group Holdings Ltd.	42,000	322,011
	Bourbon Corp.	2,100	29,691
#	BP Castrol KK	24,900	160,913
#	Br Holdings Corp.	206,400	481,477
*	BrainPad, Inc.	72,200	438,863
	Bridgestone Corp.	872,800	31,566,074
	Broadleaf Co. Ltd.	451,700	1,654,819
	Broccoli Co. Ltd.	2,900	22,132
	Brother Industries Ltd.	646,700	11,017,120
	Bunka Shutter Co. Ltd.	248,000	1,783,160
	Business Brain Showa-Ota, Inc.	19,900	200,868
#	Business Engineering Corp.	1,600	22,339
#	BuySell Technologies Co. Ltd.	11,600	484,063
	C Uyemura & Co. Ltd.	14,400	658,614
	CAC Holdings Corp.	53,700	543,003
	Calbee, Inc.	305,600	6,138,592
	Canare Electric Co. Ltd.	4,400	41,098
	Canon Electronics, Inc.	95,700	1,010,484
	Canon Marketing Japan, Inc.	150,000	3,165,299
	Canon, Inc., Sponsored ADR	57,577	1,221,208
#	Canon, Inc.	488,634	10,357,810
	Capcom Co. Ltd.	389,900	10,845,047
	Careerlink Co. Ltd.	12,600	204,874
#	Carenet, Inc.	25,500	233,683
	Carlit Holdings Co. Ltd.	83,400	385,384

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Carta Holdings, Inc.	18,000	$206,223
#	Casa, Inc.	36,200	205,993
	Casio Computer Co. Ltd.	547,700	4,760,468
#	Cawachi Ltd.	90,700	1,255,282
	C’BON COSMETICS Co. Ltd.	2,100	22,783
	CDS Co. Ltd.	1,300	15,880
	CE Holdings Co. Ltd.	2,700	8,789
#*	CellSource Co. Ltd.	1,700	50,140
	Celsys, Inc.	184,400	974,857
	Central Automotive Products Ltd.	33,100	499,354
	Central Glass Co. Ltd.	184,800	4,363,615
	Central Japan Railway Co.	61,100	7,073,942
	Central Security Patrols Co. Ltd.	46,600	803,288
#	Central Sports Co. Ltd.	38,100	613,803
#	Ceres, Inc.	21,500	120,919
	Charm Care Corp. KK	55,400	391,093
	Chiba Bank Ltd.	1,232,363	6,752,266
	Chiba Kogyo Bank Ltd.	385,400	746,135
	Chilled & Frozen Logistics Holdings Co. Ltd.	59,300	480,937
	Chino Corp.	30,600	352,633
#	Chiyoda Co. Ltd.	94,400	465,673
*	Chiyoda Corp.	414,100	1,025,775
	Chiyoda Integre Co. Ltd.	60,000	924,284
	Chofu Seisakusho Co. Ltd.	102,300	1,397,058
	Chori Co. Ltd.	48,100	630,232
	Chubu Electric Power Co., Inc.	602,800	4,906,744
	Chubu Shiryo Co. Ltd.	122,600	834,931
	Chudenko Corp.	152,700	2,107,634
	Chuetsu Pulp & Paper Co. Ltd.	106,611	663,081
	Chugai Pharmaceutical Co. Ltd.	441,700	10,235,009
#	Chugai Ro Co. Ltd.	28,300	297,627
	Chugin Financial Group, Inc.	490,700	2,957,927
#	Chugoku Electric Power Co., Inc.	515,400	2,418,039
	Chugoku Marine Paints Ltd.	252,300	1,549,426
	Chuo Gyorui Co. Ltd.	3,800	75,228
	Chuo Spring Co. Ltd.	117,200	544,901
	CI Takiron Corp.	185,700	641,636
	Citizen Watch Co. Ltd.	1,375,250	5,775,649
	CKD Corp.	138,300	1,696,158
	CK-San-Etsu Co. Ltd.	14,700	405,355
	CL Holdings, Inc., Class CL	11,200	64,454
	Cleanup Corp.	185,300	757,554
	CMIC Holdings Co. Ltd.	84,000	948,827
	CMK Corp.	239,700	862,763
	Coca-Cola Bottlers Japan Holdings, Inc.	441,752	3,991,209
*	COLOPL, Inc.	111,100	523,292
#	Colowide Co. Ltd.	171,800	2,108,175
	Computer Engineering & Consulting Ltd.	95,300	999,108
	Computer Institute of Japan Ltd.	57,240	315,548
	COMSYS Holdings Corp.	283,294	4,641,171
	Comture Corp.	96,700	1,573,325
	Concordia Financial Group Ltd.	3,013,211	9,193,971
	CONEXIO Corp.	104,600	800,580
#*	COOKPAD, Inc.	176,200	244,886
#	Core Corp.	14,700	146,095
	Corona Corp.	62,900	356,914
	Cosel Co. Ltd.	122,400	701,307
	Cosmo Energy Holdings Co. Ltd.	384,200	9,896,741
	Cosmos Initia Co. Ltd.	55,900	206,474

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Cosmos Pharmaceutical Corp.	40,300	$3,897,602
#	Cota Co. Ltd.	44,920	484,392
#	CRE, Inc.	20,300	185,700
	Create Medic Co. Ltd.	13,200	77,113
	Create Restaurants Holdings, Inc.	398,800	2,517,366
	Create SD Holdings Co. Ltd.	85,100	1,812,902
	Credit Saison Co. Ltd.	630,000	6,733,665
	Creek & River Co. Ltd.	52,200	716,723
#	Cresco Ltd.	70,600	821,651
*	CROOZ, Inc.	4,000	27,309
#	Cross Cat Co. Ltd.	9,600	93,116
*	CrowdWorks, Inc.	9,800	116,376
	CTI Engineering Co. Ltd.	65,600	1,288,330
	CTS Co. Ltd.	102,900	554,214
#	Cube System, Inc.	16,400	110,189
	Curves Holdings Co. Ltd.	174,000	1,011,249
	CyberAgent, Inc.	587,600	4,827,238
	Cyberlinks Co. Ltd.	4,900	43,462
	Cybernet Systems Co. Ltd.	81,200	571,396
	Cybozu, Inc.	112,900	1,442,415
	Dai Nippon Printing Co. Ltd.	370,900	7,429,396
	Dai Nippon Toryo Co. Ltd.	139,200	686,699
	Daicel Corp.	1,128,600	6,439,586
	Dai-Dan Co. Ltd.	63,100	900,093
	Daido Kogyo Co. Ltd.	33,200	157,637
	Daido Metal Co. Ltd.	206,094	709,659
	Daido Steel Co. Ltd.	133,800	3,469,038
	Daifuku Co. Ltd.	82,800	3,790,164
	Daihatsu Diesel Manufacturing Co. Ltd.	76,100	277,500
	Daihen Corp.	91,800	2,367,226
	Daiho Corp.	89,700	2,543,732
	Dai-Ichi Cutter Kogyo KK	29,400	239,527
	Daiichi Jitsugyo Co. Ltd.	42,400	1,113,432
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	107,400	907,717
	Dai-ichi Life Holdings, Inc.	632,388	10,044,056
	Daiichi Sankyo Co. Ltd.	172,800	5,531,459
	Daiken Corp.	67,800	907,797
#	Daiken Medical Co. Ltd.	65,400	202,326
	Daiki Aluminium Industry Co. Ltd.	196,200	1,689,390
	Daiki Axis Co. Ltd.	21,800	99,230
	Daikin Industries Ltd.	176,300	26,407,480
	Daiko Denshi Tsushin Ltd.	17,000	54,187
	Daikoku Denki Co. Ltd.	43,900	421,492
#	Daikokutenbussan Co. Ltd.	41,000	1,250,555
	Daikyonishikawa Corp.	200,400	808,045
	Dainichi Co. Ltd.	47,800	208,870
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	59,900	708,664
#	Daio Paper Corp.	402,000	2,965,942
	Daiseki Co. Ltd.	99,590	3,077,277
#	Daiseki Eco. Solution Co. Ltd.	47,800	257,016
	Daishi Hokuetsu Financial Group, Inc.	263,000	4,644,885
#	Daishinku Corp.	168,000	1,047,037
	Daisue Construction Co. Ltd.	44,600	346,963
	Daito Bank Ltd.	30,400	124,602
	Daito Pharmaceutical Co. Ltd.	81,500	1,401,775
	Daito Trust Construction Co. Ltd.	113,200	11,209,493
	Daitron Co. Ltd.	44,900	641,420
	Daiwa House Industry Co. Ltd.	1,080,300	21,765,162
	Daiwa Industries Ltd.	161,000	1,350,061

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daiwa Securities Group, Inc.	2,405,800	$9,386,639
	Daiwabo Holdings Co. Ltd.	590,000	7,612,969
	Dawn Corp.	1,300	16,301
	DCM Holdings Co. Ltd.	573,080	4,465,270
	Dear Life Co. Ltd.	168,600	706,456
	Delica Foods Holdings Co. Ltd.	14,600	49,935
	DeNA Co. Ltd.	311,100	4,057,509
	Denka Co. Ltd.	441,300	10,223,179
#	Densan System Holdings Co. Ltd.	26,800	423,838
	Denso Corp.	237,400	11,778,815
	Dentsu Group, Inc.	573,100	17,825,336
	Denyo Co. Ltd.	75,900	743,901
	Dexerials Corp.	339,500	7,907,237
	Diamond Electric Holdings Co. Ltd.	7,400	57,407
	DIC Corp.	437,400	7,344,106
	Digital Arts, Inc.	50,800	2,134,821
	Digital Garage, Inc.	50,100	1,199,628
#	Digital Hearts Holdings Co. Ltd.	56,200	770,426
#	Digital Holdings, Inc.	90,600	699,496
	Digital Information Technologies Corp.	39,900	469,283
	Dip Corp.	128,700	3,603,183
	Direct Marketing MiX, Inc.	70,700	798,888
	Disco Corp.	40,400	9,662,893
	DKK Co. Ltd.	46,800	754,334
	DKS Co. Ltd.	50,300	627,363
	DMG Mori Co. Ltd.	476,500	5,514,354
	DMW Corp.	900	17,993
	Doshisha Co. Ltd.	102,100	1,037,803
	Double Standard, Inc.	23,400	412,494
	Doutor Nichires Holdings Co. Ltd.	166,123	1,853,292
	Dowa Holdings Co. Ltd.	259,800	8,249,177
	DTS Corp.	175,500	4,172,447
	Duskin Co. Ltd.	186,500	3,576,231
	DyDo Group Holdings, Inc.	39,800	1,214,461
	Eagle Industry Co. Ltd.	161,300	1,196,321
	Earth Corp.	39,200	1,356,854
	East Japan Railway Co.	127,800	6,809,870
	EAT & Holdings Co. Ltd.	16,500	237,671
	Ebara Corp.	248,500	8,074,290
	Ebara Foods Industry, Inc.	10,100	218,936
	Ebara Jitsugyo Co. Ltd.	48,100	703,945
	Ebase Co. Ltd.	55,300	204,522
#	Eco’s Co. Ltd.	46,300	566,682
	EDION Corp.	409,400	3,249,486
#	EF-ON, Inc.	76,539	329,560
	eGuarantee, Inc.	90,100	1,455,228
#*	E-Guardian, Inc.	40,300	823,449
	Ehime Bank Ltd.	168,998	972,221
#	Eidai Co. Ltd.	108,100	156,950
	Eiken Chemical Co. Ltd.	108,300	1,337,664
	Eisai Co. Ltd.	57,700	3,479,491
	Eizo Corp.	77,800	1,892,603
#	EJ Holdings, Inc.	40,500	354,370
	Elan Corp.	142,500	1,094,407
	Elecom Co. Ltd.	179,900	1,666,565
	Electric Power Development Co. Ltd.	262,500	3,650,769
	Elematec Corp.	79,806	831,854
	en Japan, Inc.	127,100	2,207,847
	Endo Lighting Corp.	81,000	409,704

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	ENEOS Holdings, Inc.	12,898,120	$42,546,452
#	Enigmo, Inc.	94,500	348,757
	Enomoto Co. Ltd.	24,600	295,546
	Enplas Corp.	28,800	786,894
#	Ensuiko Sugar Refining Co. Ltd.	11,600	15,283
#	Entrust, Inc.	18,200	78,710
#	Envipro Holdings, Inc.	47,200	237,743
	eRex Co. Ltd.	118,600	2,007,115
#	ES-Con Japan Ltd.	122,300	666,509
	Escrow Agent Japan, Inc.	33,000	32,337
	Eslead Corp.	40,700	514,450
	ESPEC Corp.	82,100	1,052,820
	Exedy Corp.	150,300	1,762,030
	EXEO Group, Inc.	323,648	4,741,940
	Ezaki Glico Co. Ltd.	125,600	2,825,747
	F&M Co. Ltd.	23,100	339,238
	Faith, Inc.	33,180	127,562
#	FALCO HOLDINGS Co. Ltd.	45,000	535,135
	Fancl Corp.	127,300	2,411,716
	FANUC Corp.	22,200	2,904,906
	Fast Retailing Co. Ltd.	41,300	23,009,930
	FCC Co. Ltd	194,200	1,888,193
*	FDK Corp.	34,700	209,923
	Feed One Co. Ltd.	146,848	663,187
	Felissimo Corp.	5,200	34,196
	Fenwal Controls of Japan Ltd.	3,500	32,958
	Ferrotec Holdings Corp.	223,700	3,790,623
#	Fibergate, Inc.	33,600	206,237
	FIDEA Holdings Co. Ltd.	180,740	1,573,530
	Financial Products Group Co. Ltd.	173,800	1,358,195
	FINDEX, Inc.	64,500	267,655
	First Bank of Toyama Ltd.	38,400	106,194
#	First Brothers Co. Ltd.	43,900	255,080
#	First Juken Co. Ltd.	38,200	267,256
	First-corp, Inc.	27,500	132,791
	Fixstars Corp.	86,000	649,878
	FJ Next Holdings Co. Ltd.	92,500	617,174
#	Focus Systems Corp.	27,600	187,348
	Food & Life Cos. Ltd.	291,400	4,901,651
	Forum Engineering, Inc.	15,800	97,721
	Foster Electric Co. Ltd.	122,500	640,169
	FP Corp.	200,400	4,767,615
	France Bed Holdings Co. Ltd.	125,500	784,665
#*	FreakOut Holdings, Inc.	10,600	95,505
	Freebit Co. Ltd.	62,900	465,341
	Freund Corp.	44,900	211,801
	Frontier Management, Inc.	8,500	71,584
#	F-Tech, Inc.	56,000	195,726
	FTGroup Co. Ltd.	48,500	275,299
	Fudo Tetra Corp.	91,620	909,909
#	Fuji Co. Ltd.	95,600	1,182,299
	Fuji Corp.	282,700	3,732,817
#	Fuji Corp.	68,000	579,697
	Fuji Corp. Ltd.	124,300	519,816
	Fuji Die Co. Ltd.	33,800	129,879
	Fuji Electric Co. Ltd.	318,300	12,307,057
	Fuji Furukawa Engineering & Construction Co. Ltd.	2,000	48,234
	Fuji Kyuko Co. Ltd.	79,200	2,449,023
	Fuji Media Holdings, Inc.	219,000	1,523,165

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fuji Oil Co. Ltd.	289,200	$589,775
	Fuji Oil Holdings, Inc.	205,200	3,230,604
	Fuji Pharma Co. Ltd.	67,500	486,024
	Fuji Seal International, Inc.	228,200	2,673,332
	Fuji Soft, Inc.	54,200	2,948,604
	Fujibo Holdings, Inc.	51,200	1,159,341
	Fujicco Co. Ltd.	95,100	1,216,117
	FUJIFILM Holdings Corp.	95,975	4,390,844
#	Fujikura Composites, Inc.	108,700	591,088
	Fujikura Kasei Co. Ltd.	117,600	308,902
	Fujikura Ltd.	1,269,300	7,515,497
	Fujimi, Inc.	32,100	1,340,211
	Fujimori Kogyo Co. Ltd.	78,000	1,629,308
	Fujisash Co. Ltd.	461,100	210,881
	Fujishoji Co. Ltd.	33,700	197,540
	Fujitsu General Ltd.	133,000	3,035,328
	Fujitsu Ltd.	290,429	33,416,358
	Fujiya Co. Ltd.	50,100	860,471
#	FuKoKu Co. Ltd.	43,300	300,738
	Fukuda Corp.	30,900	1,007,080
	Fukuda Denshi Co. Ltd.	16,200	845,703
	Fukui Bank Ltd.	102,400	936,094
	Fukui Computer Holdings, Inc.	34,500	805,464
	Fukuoka Financial Group, Inc.	538,956	9,170,664
	Fukushima Bank Ltd.	19,400	27,118
	Fukushima Galilei Co. Ltd.	58,100	1,597,772
	Fukuyama Transporting Co. Ltd.	129,600	2,827,687
	FULLCAST Holdings Co. Ltd.	85,300	1,706,148
	Fumakilla Ltd.	16,801	120,793
	Funai Soken Holdings, Inc.	134,720	2,401,429
	Furukawa Battery Co. Ltd.	77,700	548,716
	Furukawa Co. Ltd.	153,700	1,347,689
	Furukawa Electric Co. Ltd.	356,990	5,507,577
	Furuno Electric Co. Ltd.	121,700	877,678
#	Furuya Metal Co. Ltd.	10,200	547,127
#	Furyu Corp.	110,900	871,224
	Fuso Chemical Co. Ltd.	112,500	2,541,126
	Fuso Pharmaceutical Industries Ltd.	36,399	504,621
	Futaba Corp.	185,000	748,574
	Futaba Industrial Co. Ltd.	309,300	776,342
	Future Corp.	213,800	2,399,369
	Fuyo General Lease Co. Ltd.	113,100	6,285,678
	G-7 Holdings, Inc.	160,600	1,537,662
	Gakken Holdings Co. Ltd.	141,700	934,376
#	Gakkyusha Co. Ltd.	29,000	321,982
#	Gakujo Co. Ltd.	34,700	335,529
	Gecoss Corp.	69,200	371,248
	Genki Sushi Co. Ltd.	27,900	581,314
	Genky DrugStores Co. Ltd.	40,800	1,038,701
	Geo Holdings Corp.	204,400	2,674,308
	Geostr Corp.	35,600	68,477
	Gift Holdings, Inc.	8,700	202,341
	Giken Ltd.	5,600	120,656
	GL Sciences, Inc.	27,500	408,442
	GLOBERIDE, Inc.	110,398	1,725,520
	Glory Ltd.	194,745	3,002,701
	Glosel Co. Ltd.	69,000	192,772
#	GMO Financial Gate, Inc.	1,400	130,641
	GMO Financial Holdings, Inc.	100,400	385,625

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	GMO GlobalSign Holdings KK	18,200	$565,738
	GMO internet group, Inc.	257,800	4,444,692
	GMO Payment Gateway, Inc.	63,200	4,544,448
#	GMO Pepabo, Inc.	4,500	60,850
#	Godo Steel Ltd.	53,900	619,175
	Goldcrest Co. Ltd.	79,030	927,555
	Goldwin, Inc.	56,600	2,955,847
	Golf Digest Online, Inc.	69,500	679,481
#	Good Com Asset Co. Ltd.	74,400	350,270
	Grandy House Corp.	68,500	254,991
	gremz, Inc.	34,300	396,653
	GS Yuasa Corp.	374,499	5,701,408
	GSI Creos Corp.	49,600	479,296
	G-Tekt Corp.	127,900	1,143,288
	Gun-Ei Chemical Industry Co. Ltd.	21,600	348,820
	GungHo Online Entertainment, Inc.	177,118	2,617,999
	Gunma Bank Ltd.	1,444,301	3,939,282
	Gunze Ltd.	76,400	1,962,476
	H.U. Group Holdings, Inc.	288,800	5,375,955
	H2O Retailing Corp.	435,060	3,661,214
	HABA Laboratories, Inc.	8,500	140,964
	Hachijuni Bank Ltd.	1,832,931	5,845,501
#	Hagihara Industries, Inc.	45,500	312,087
	Hagiwara Electric Holdings Co. Ltd.	36,100	547,909
	Hagoromo Foods Corp.	1,500	30,753
	Hakudo Co. Ltd.	35,800	592,483
	Hakuhodo DY Holdings, Inc.	620,000	5,223,962
	Hakuto Co. Ltd.	71,100	1,831,572
	Halows Co. Ltd.	50,800	1,020,373
	Hamakyorex Co. Ltd.	93,200	2,081,837
	Hamamatsu Photonics KK	135,700	6,139,243
#	Hamee Corp.	6,000	34,371
	Hankyu Hanshin Holdings, Inc.	378,700	11,247,669
	Hanwa Co. Ltd.	166,600	4,029,046
	Happinet Corp.	75,400	1,037,192
	Hard Off Corp. Co. Ltd.	44,600	380,022
	Harima Chemicals Group, Inc.	61,900	343,708
#	Harmonic Drive Systems, Inc.	36,500	1,218,288
	Haseko Corp.	1,382,700	14,239,348
	Hazama Ando Corp.	1,103,380	6,394,784
	Heiwa Corp.	268,200	4,326,913
	Heiwa Real Estate Co. Ltd.	161,400	4,475,408
	Heiwado Co. Ltd.	160,900	2,036,150
	Helios Techno Holding Co. Ltd.	54,400	173,935
#*	Hennge KK	42,400	299,135
	Hibiya Engineering Ltd.	92,400	1,182,619
	Hikari Tsushin, Inc.	31,200	3,768,784
#	HI-LEX Corp.	98,800	702,616
	Himacs Ltd.	2,700	26,696
#	Himaraya Co. Ltd.	21,000	128,928
*	Hino Motors Ltd.	781,400	3,247,324
#	Hioki EE Corp.	23,400	1,116,949
	Hirakawa Hewtech Corp.	50,200	365,879
#	Hirano Tecseed Co. Ltd.	34,700	408,585
#	Hirata Corp.	35,700	1,044,352
	Hirogin Holdings, Inc.	1,020,700	4,210,844
	Hirose Electric Co. Ltd.	20,625	2,675,502
	Hirose Tusyo, Inc.	3,400	55,571
	Hiroshima Gas Co. Ltd.	109,500	253,893

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hisaka Works Ltd.	94,600	$537,308
	Hisamitsu Pharmaceutical Co., Inc.	103,800	2,560,922
	Hitachi Construction Machinery Co. Ltd.	288,700	5,648,134
	Hitachi Ltd.	1,314,685	59,652,266
	Hitachi Ltd., ADR	78,423	7,107,477
	Hitachi Transport System Ltd.	115,600	6,918,205
	Hitachi Zosen Corp.	826,600	4,765,351
	Hito Communications Holdings, Inc.	28,300	316,680
	Hochiki Corp.	79,200	759,050
	Hodogaya Chemical Co. Ltd.	27,700	532,920
	Hogy Medical Co. Ltd.	99,700	2,211,245
#	Hokkaido Electric Power Co., Inc.	537,200	1,634,685
	Hokkaido Gas Co. Ltd.	41,200	471,648
	Hokkan Holdings Ltd.	39,100	343,423
	Hokko Chemical Industry Co. Ltd.	104,100	662,846
	Hokkoku Financial Holdings, Inc.	111,800	3,413,702
#	Hokuetsu Corp.	601,495	3,120,231
#	Hokuetsu Industries Co. Ltd.	106,300	799,974
	Hokuhoku Financial Group, Inc.	1,173,410	7,049,561
	Hokuriku Electric Industry Co. Ltd.	33,000	233,435
	Hokuriku Electric Power Co.	504,800	1,690,151
	Hokuriku Electrical Construction Co. Ltd.	27,820	126,858
	Hokuto Corp.	101,500	1,310,120
	Honda Motor Co. Ltd., Sponsored ADR	465,628	10,625,631
	Honda Motor Co. Ltd.	1,159,423	26,437,712
	H-One Co. Ltd.	170,300	687,378
	Honeys Holdings Co. Ltd.	85,830	696,185
	Hoosiers Holdings Co. Ltd.	214,200	1,126,527
	Horiba Ltd.	112,500	4,615,592
	Hoshizaki Corp.	40,400	1,157,459
	Hosiden Corp.	266,600	2,812,057
	Hosokawa Micron Corp.	66,400	1,204,841
	Hotland Co. Ltd.	36,700	346,221
*	Hotto Link, Inc.	10,200	26,720
	House Foods Group, Inc.	122,500	2,291,038
	Howa Machinery Ltd.	51,700	298,958
	Hoya Corp.	324,300	30,147,361
#	HPC Systems, Inc.	10,700	146,327
	HS Holdings Co. Ltd.	80,300	578,030
	Hulic Co. Ltd.	919,217	6,677,509
	Hyakugo Bank Ltd.	1,087,600	2,407,483
	Hyakujushi Bank Ltd.	115,800	1,298,250
#	Ibiden Co. Ltd.	248,105	8,362,960
	IBJ, Inc.	99,500	637,603
	Ichibanya Co. Ltd.	10,632	328,062
	Ichigo, Inc.	977,600	2,200,136
	Ichiken Co. Ltd.	37,200	449,153
	Ichikoh Industries Ltd.	238,700	681,515
	Ichimasa Kamaboko Co. Ltd.	1,700	8,411
	Ichinen Holdings Co. Ltd.	118,272	1,012,716
	Ichiyoshi Securities Co. Ltd.	176,300	714,022
	Icom, Inc.	47,400	796,850
	ID Holdings Corp.	34,025	207,365
	IDEA Consultants, Inc.	2,900	29,110
	Idec Corp.	151,300	3,240,660
	Idemitsu Kosan Co. Ltd.	934,091	20,438,126
	IDOM, Inc.	458,000	2,292,804
	Ihara Science Corp.	32,500	490,982
	IHI Corp.	534,400	11,919,260

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Iida Group Holdings Co. Ltd.	270,396	$3,754,546
	Iino Kaiun Kaisha Ltd.	400,300	1,992,176
	IJTT Co. Ltd.	96,460	328,165
	I’ll, Inc.	25,300	314,826
#	Imagica Group, Inc.	74,900	445,520
#	Imasen Electric Industrial	50,700	187,857
#	i-mobile Co. Ltd.	5,600	44,705
#	Impact HD, Inc.	6,900	185,052
	Imuraya Group Co. Ltd.	18,300	269,262
	Inaba Denki Sangyo Co. Ltd.	170,300	3,178,957
	Inaba Seisakusho Co. Ltd.	49,800	459,909
	Inabata & Co. Ltd.	216,800	3,581,838
#	Inageya Co. Ltd.	18,700	141,613
*	I-NE Co. Ltd.	1,800	52,147
	Ines Corp.	82,300	837,254
	I-Net Corp.	61,310	550,851
	Infocom Corp.	138,000	1,980,760
	Infomart Corp.	524,900	1,698,064
	Information Services International-Dentsu Ltd.	105,600	3,229,743
	INFRONEER Holdings, Inc.	727,808	5,045,390
	Innotech Corp.	65,600	553,550
	Inpex Corp.	1,959,400	19,775,039
	Insource Co. Ltd.	76,998	1,554,781
	Intage Holdings, Inc.	183,100	2,014,538
	Intelligent Wave, Inc.	20,400	113,854
	Inter Action Corp.	34,500	329,968
	Internet Initiative Japan, Inc.	437,200	6,862,480
	Inui Global Logistics Co. Ltd.	40,500	516,825
	I-PEX, Inc.	72,100	620,165
	IR Japan Holdings Ltd.	38,700	565,847
	Iriso Electronics Co. Ltd.	76,900	2,227,946
	I’rom Group Co. Ltd.	20,200	350,537
	ISB Corp.	38,300	336,695
	Ise Chemicals Corp.	7,800	273,986
	Iseki & Co. Ltd.	99,700	823,734
	Isetan Mitsukoshi Holdings Ltd.	1,014,840	9,013,943
	Ishihara Chemical Co. Ltd.	8,100	67,619
	Ishihara Sangyo Kaisha Ltd.	185,300	1,276,223
	Ishii Iron Works Co. Ltd.	2,900	47,955
	Ishizuka Glass Co. Ltd.	11,699	115,193
	Isuzu Motors Ltd.	1,618,607	19,034,266
*	ITbook Holdings Co. Ltd.	9,800	27,000
#	Itfor, Inc.	84,600	435,991
	ITmedia, Inc.	37,200	430,097
#	Ito En Ltd.	106,300	3,743,920
	ITOCHU Corp.	1,749,300	45,209,846
	Itochu Enex Co. Ltd.	290,300	1,997,743
	Itochu Techno-Solutions Corp.	74,100	1,717,915
	Itochu-Shokuhin Co. Ltd.	24,300	797,239
	Itoham Yonekyu Holdings, Inc.	536,846	2,400,675
	Itoki Corp.	211,500	603,417
	IwaiCosmo Holdings, Inc.	96,600	817,922
	Iwaki Co. Ltd.	20,400	193,684
	Iwasaki Electric Co. Ltd.	34,500	606,133
	Iwatani Corp.	229,400	8,446,834
	Iwatsu Electric Co. Ltd.	44,000	222,413
	Iwatsuka Confectionery Co. Ltd.	500	13,513
	Iyogin Holdings, Inc.	1,030,157	4,833,288
	Izumi Co. Ltd.	145,900	2,943,249

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	J Front Retailing Co. Ltd.	1,057,200	$8,545,380
#	J Trust Co. Ltd.	280,700	1,232,637
	JAC Recruitment Co. Ltd.	72,200	1,228,403
	Jaccs Co. Ltd.	125,000	3,031,142
	JAFCO Group Co. Ltd.	441,000	6,766,391
#	JANOME Corp.	88,199	375,683
*	Japan Airlines Co. Ltd.	149,700	2,796,116
*	Japan Airport Terminal Co. Ltd.	25,083	1,073,575
	Japan Aviation Electronics Industry Ltd.	347,300	5,405,337
#	Japan Best Rescue System Co. Ltd.	50,800	272,567
	Japan Cash Machine Co. Ltd.	100,300	468,587
*	Japan Communications, Inc.	746,000	1,122,209
	Japan Electronic Materials Corp.	42,700	414,204
	Japan Elevator Service Holdings Co. Ltd.	226,400	2,670,493
	Japan Exchange Group, Inc.	742,600	9,759,087
#	Japan Foundation Engineering Co. Ltd.	106,200	298,376
*	Japan Hospice Holdings, Inc.	1,300	18,139
	Japan Investment Adviser Co. Ltd.	42,700	400,036
	Japan Lifeline Co. Ltd.	270,500	1,824,070
	Japan Material Co. Ltd.	253,300	3,334,848
	Japan Medical Dynamic Marketing, Inc.	118,600	943,643
#	Japan Oil Transportation Co. Ltd.	13,579	199,191
	Japan Petroleum Exploration Co. Ltd.	102,400	2,660,649
	Japan Post Holdings Co. Ltd.	997,500	6,707,765
	Japan Post Insurance Co. Ltd.	231,300	3,423,969
	Japan Property Management Center Co. Ltd.	52,300	357,222
	Japan Pulp & Paper Co. Ltd.	48,100	1,484,163
	Japan Pure Chemical Co. Ltd.	2,200	35,599
	Japan Securities Finance Co. Ltd.	459,400	2,751,910
	Japan Steel Works Ltd.	39,600	817,679
	Japan System Techniques Co. Ltd.	20,400	206,059
	Japan Tobacco, Inc.	1,817,000	30,430,077
	Japan Transcity Corp.	157,600	524,404
	Japan Wool Textile Co. Ltd.	253,500	1,699,441
	Jastec Co. Ltd.	35,900	310,477
	JBCC Holdings, Inc.	54,100	705,307
	JCR Pharmaceuticals Co. Ltd.	164,700	2,447,855
	JCU Corp.	144,100	2,725,132
	JDC Corp.	37,800	145,826
	Jeol Ltd.	35,600	1,302,717
	JFE Holdings, Inc.	1,805,508	16,540,469
	JFE Systems, Inc.	9,800	147,146
	JGC Holdings Corp.	732,100	8,805,374
	Jichodo Co. Ltd.	100	4,081
#*	JIG-SAW, Inc.	18,200	537,640
#	Jimoto Holdings, Inc.	92,810	256,946
	JINS Holdings, Inc.	55,100	1,656,952
	JINUSHI Co. Ltd.	67,300	927,407
	JK Holdings Co. Ltd.	69,700	510,449
	J-Lease Co. Ltd.	27,600	483,766
	JM Holdings Co. Ltd.	78,400	893,444
	JMDC, Inc.	34,100	1,207,634
	JMS Co. Ltd.	107,740	382,464
#*	Joban Kosan Co. Ltd.	26,499	207,565
	J-Oil Mills, Inc.	106,900	1,137,073
#	Joshin Denki Co. Ltd.	79,200	1,019,472
#	Joyful Honda Co. Ltd.	87,100	1,061,686
	JP-Holdings, Inc.	226,100	454,044
	JSB Co. Ltd.	14,700	380,702

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	JSP Corp.	64,500	$630,427
	JSR Corp.	138,300	2,627,841
	J-Stream, Inc.	11,500	46,513
	JTEKT Corp.	710,400	5,015,304
#	Juki Corp.	152,999	750,890
	Juroku Financial Group, Inc.	148,300	2,491,719
	Justsystems Corp.	90,600	1,905,552
	JVCKenwood Corp.	898,370	1,304,251
	K&O Energy Group, Inc.	65,400	911,255
	Kadokawa Corp.	142,805	2,556,832
	Kadoya Sesame Mills, Inc.	8,500	199,746
	Kaga Electronics Co. Ltd.	86,100	2,551,729
	Kagome Co. Ltd.	19,200	383,747
	Kajima Corp.	1,188,000	11,182,858
	Kakaku.com, Inc.	322,700	5,457,821
	Kaken Pharmaceutical Co. Ltd.	104,700	2,679,823
	Kakiyasu Honten Co. Ltd.	32,400	484,172
	Kamakura Shinsho Ltd.	11,100	59,743
	Kameda Seika Co. Ltd.	47,100	1,455,388
	Kamei Corp.	121,400	903,535
	Kamigumi Co. Ltd.	331,900	6,311,638
	Kanaden Corp.	81,100	585,801
#	Kanagawa Chuo Kotsu Co. Ltd.	20,500	457,531
	Kanamic Network Co. Ltd.	71,200	297,025
#	Kanamoto Co. Ltd.	195,500	2,822,241
	Kandenko Co. Ltd.	474,600	2,667,699
	Kaneka Corp.	198,500	4,922,256
	Kaneko Seeds Co. Ltd.	4,800	47,095
	Kanematsu Corp.	433,200	4,286,201
	Kanematsu Electronics Ltd.	69,500	2,064,649
	Kanemi Co. Ltd.	2,200	40,910
	Kansai Electric Power Co., Inc.	658,700	4,989,826
	Kansai Paint Co. Ltd.	160,900	2,099,615
	Kanto Denka Kogyo Co. Ltd.	324,800	2,071,877
	Kao Corp.	422,400	15,777,455
#*	Kasai Kogyo Co. Ltd.	124,700	160,856
	Katakura & Co-op Agri Corp.	12,200	97,421
	Katakura Industries Co. Ltd.	113,000	1,546,083
#	Katitas Co. Ltd.	129,200	2,891,188
	Kato Sangyo Co. Ltd.	83,300	1,946,922
#	Kato Works Co. Ltd.	50,926	243,764
	Kawada Technologies, Inc.	23,100	562,617
	Kawagishi Bridge Works Co. Ltd.	9,000	164,685
	Kawai Musical Instruments Manufacturing Co. Ltd.	24,400	433,582
	Kawasaki Heavy Industries Ltd.	670,600	11,405,161
#	Kawasaki Kisen Kaisha Ltd.	272,466	4,131,456
	KDDI Corp.	2,362,200	69,819,474
	KeePer Technical Laboratory Co. Ltd.	61,300	1,690,441
	Keihan Holdings Co. Ltd.	193,200	4,970,409
	Keihanshin Building Co. Ltd.	139,900	1,242,437
	Keihin Co. Ltd.	12,500	116,583
	Keikyu Corp.	361,700	3,712,899
	Keio Corp.	93,100	3,264,134
	Keisei Electric Railway Co. Ltd.	131,048	3,478,286
	KEIWA, Inc.	2,800	68,179
	Keiyo Bank Ltd.	961,700	3,377,999
	Keiyo Co. Ltd.	146,000	889,525
	KEL Corp.	14,100	153,161
	Kenko Mayonnaise Co. Ltd.	60,200	679,486

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kewpie Corp.	323,500	$5,107,200
	Keyence Corp.	62,520	23,574,106
	KeyHolder, Inc.	14,400	77,879
#	KFC Holdings Japan Ltd.	67,500	1,263,319
	KFC Ltd.	600	6,123
	KH Neochem Co. Ltd.	128,600	2,194,997
	Kikkoman Corp.	145,650	7,892,779
#	Kimoto Co. Ltd.	171,800	270,075
#	Kimura Chemical Plants Co. Ltd.	87,600	425,880
#	Kimura Unity Co. Ltd.	17,000	88,475
	Kinden Corp.	367,500	3,739,444
	King Jim Co. Ltd.	9,300	57,148
	Kinki Sharyo Co. Ltd.	2,200	13,950
#*	Kintetsu Department Store Co. Ltd.	8,700	147,099
	Kintetsu Group Holdings Co. Ltd.	148,000	5,001,644
	Kirin Holdings Co. Ltd.	186,480	2,741,243
#	Kissei Pharmaceutical Co. Ltd.	148,200	2,617,856
#	Ki-Star Real Estate Co. Ltd.	46,800	1,451,004
	Kitagawa Corp.	71,900	607,957
	Kita-Nippon Bank Ltd.	36,800	465,441
	Kitano Construction Corp.	21,100	341,808
#	Kitanotatsujin Corp.	307,200	595,516
	Kitz Corp.	390,200	2,313,240
	Kiyo Bank Ltd.	306,900	2,955,440
	Koa Corp.	145,100	2,089,790
	Koa Shoji Holdings Co. Ltd.	29,400	119,766
	Koatsu Gas Kogyo Co. Ltd.	119,100	504,567
	Kobayashi Pharmaceutical Co. Ltd.	19,500	1,034,802
#	Kobe Bussan Co. Ltd.	209,300	4,539,845
*	Kobe Electric Railway Co. Ltd.	15,400	335,705
	Kobe Steel Ltd.	1,261,482	5,173,203
	Koei Tecmo Holdings Co. Ltd.	59,000	890,247
	Kohnan Shoji Co. Ltd.	138,800	2,906,204
	Kohsoku Corp.	39,800	423,303
	Koike Sanso Kogyo Co. Ltd.	4,000	53,776
	Koito Manufacturing Co. Ltd.	284,600	4,040,419
	Kojima Co. Ltd.	187,200	775,035
	Kokuyo Co. Ltd.	357,864	4,438,767
#	KOMAIHALTEC, Inc.	19,300	202,611
	Komatsu Ltd.	945,400	18,520,563
#	Komatsu Matere Co. Ltd.	135,000	739,468
	Komatsu Wall Industry Co. Ltd.	32,800	403,016
	KOMEDA Holdings Co. Ltd.	199,500	3,331,916
#	Komehyo Holdings Co. Ltd.	35,800	787,461
	Komeri Co. Ltd.	154,400	2,693,655
	Komori Corp.	274,100	1,492,057
#	Konaka Co. Ltd.	261,780	586,708
	Konami Group Corp.	173,162	7,589,915
	Kondotec, Inc.	69,800	473,606
	Konica Minolta, Inc.	2,129,700	6,489,101
	Konishi Co. Ltd.	110,500	1,290,806
	Konoike Transport Co. Ltd.	117,400	1,235,476
	Konoshima Chemical Co. Ltd.	39,300	308,064
#	Kosaido Holdings Co. Ltd.	76,600	781,804
	Kose Corp.	7,600	758,635
	Kotobuki Spirits Co. Ltd.	4,800	246,067
	Kozo Keikaku Engineering, Inc.	9,500	181,496
	KPP Group Holdings Co. Ltd.	20,200	110,275
	Krosaki Harima Corp.	30,500	947,156

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	KRS Corp.	76,600	$541,840
	K’s Holdings Corp.	769,680	6,031,529
#	KU Holdings Co. Ltd.	59,700	475,754
	Kubota Corp., Sponsored ADR	39,134	2,734,684
	Kubota Corp.	285,700	3,985,398
	Kumagai Gumi Co. Ltd.	224,100	3,788,474
#	Kumiai Chemical Industry Co. Ltd.	317,665	2,087,732
	Kurabo Industries Ltd.	83,300	1,165,734
	Kuraray Co. Ltd.	1,412,200	9,711,038
	Kureha Corp.	86,300	5,541,284
	Kurimoto Ltd.	86,300	942,410
	Kurita Water Industries Ltd.	182,400	6,676,746
	Kuriyama Holdings Corp.	65,700	423,133
	Kuroda Precision Industries Ltd.	2,400	28,250
#	Kusuri no Aoki Holdings Co. Ltd.	51,700	2,492,089
	KYB Corp.	129,700	2,837,309
	Kyocera Corp.	217,230	10,519,672
#	Kyoden Co. Ltd.	152,100	558,281
	Kyodo Printing Co. Ltd.	62,600	1,062,106
	Kyoei Steel Ltd.	103,500	913,896
#	Kyokuto Boeki Kaisha Ltd.	59,118	512,361
	Kyokuto Kaihatsu Kogyo Co. Ltd.	152,200	1,414,312
#	Kyokuto Securities Co. Ltd.	118,700	497,984
	Kyokuyo Co. Ltd.	45,200	1,098,096
	KYORIN Holdings, Inc.	201,000	2,487,158
	KYORITSU Co. Ltd.	170,500	131,771
	Kyosan Electric Manufacturing Co. Ltd.	189,500	510,635
	Kyowa Electronic Instruments Co. Ltd.	106,500	237,616
	Kyowa Kirin Co. Ltd.	57,600	1,356,577
	Kyowa Leather Cloth Co. Ltd.	58,800	200,883
	Kyudenko Corp.	196,000	4,157,241
	Kyushu Electric Power Co., Inc.	715,400	3,541,997
	Kyushu Financial Group, Inc.	1,542,948	3,901,542
#	Kyushu Leasing Service Co. Ltd.	3,300	13,773
	Kyushu Railway Co.	217,300	4,544,549
	LA Holdings Co. Ltd.	11,000	246,319
	LAC Co. Ltd.	59,000	310,561
	Lacto Japan Co. Ltd.	44,200	633,383
#*	Laox Holdings Co. Ltd.	55,699	90,655
	Lasertec Corp.	104,800	14,725,537
	Lawson, Inc.	182,200	5,820,746
	LEC, Inc.	125,100	739,277
	Life Corp.	94,500	1,408,518
*	LIFULL Co. Ltd.	273,700	302,892
	LIKE, Inc.	34,600	487,100
	Linical Co. Ltd.	43,100	214,433
#	Link & Motivation, Inc.	149,800	904,343
	Lintec Corp.	174,200	2,613,627
	Lion Corp.	567,700	5,737,570
	LITALICO, Inc.	65,500	1,384,192
	Lixil Corp.	737,219	11,135,898
	Loadstar Capital KK	4,700	50,726
*	Locondo, Inc.	19,500	163,078
	Lonseal Corp.	4,900	39,115
	Look Holdings, Inc.	31,700	436,477
*	LTS, Inc.	6,400	133,190
*	M&A Capital Partners Co. Ltd.	60,400	1,536,859
	M3, Inc.	296,600	8,838,732
	Mabuchi Motor Co. Ltd.	138,100	3,747,263

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#*	Macbee Planet, Inc.	5,000	$289,868
	Macnica Holdings, Inc.	242,550	4,851,261
	Macromill, Inc.	176,200	1,313,324
	Maeda Kosen Co. Ltd.	112,700	2,289,080
#	Maezawa Industries, Inc.	54,300	220,497
	Maezawa Kasei Industries Co. Ltd.	58,900	529,374
	Maezawa Kyuso Industries Co. Ltd.	83,300	513,410
	Makino Milling Machine Co. Ltd.	122,400	3,781,985
	Makita Corp., Sponsored ADR	1,200	21,900
	Makita Corp.	307,891	5,626,249
#	Management Solutions Co. Ltd.	29,000	571,636
	Mandom Corp.	119,800	1,212,006
	Mani, Inc.	103,000	1,500,461
	MarkLines Co. Ltd.	45,600	784,510
	Mars Group Holdings Corp.	59,700	731,786
	Marubeni Corp.	2,220,159	19,435,079
	Marubun Corp.	92,400	534,923
	Marudai Food Co. Ltd.	102,900	970,153
	Marufuji Sheet Piling Co. Ltd.	2,700	34,879
	Maruha Nichiro Corp.	290,281	4,476,077
	Marui Group Co. Ltd.	269,600	4,410,758
	Maruichi Steel Tube Ltd.	178,400	3,367,421
	MARUKA FURUSATO Corp.	72,976	1,813,155
#	Marumae Co. Ltd.	26,900	321,998
#	Marusan Securities Co. Ltd.	256,900	716,625
	Maruwa Co. Ltd.	57,700	6,779,271
#	Maruyama Manufacturing Co., Inc.	15,400	147,474
	Maruzen CHI Holdings Co. Ltd.	91,800	198,120
	Maruzen Co. Ltd.	26,400	317,479
	Maruzen Showa Unyu Co. Ltd.	59,000	1,204,071
	Marvelous, Inc.	115,300	523,112
#	Matching Service Japan Co. Ltd.	26,400	144,465
	Matsuda Sangyo Co. Ltd.	63,362	945,250
	Matsui Construction Co. Ltd.	92,100	349,098
#	Matsui Securities Co. Ltd.	296,400	1,578,438
	MatsukiyoCocokara & Co.	84,385	3,072,343
	Matsuoka Corp.	10,400	63,880
	Max Co. Ltd.	93,700	1,335,390
	Maxell Ltd.	257,400	2,135,375
	Maxvalu Tokai Co. Ltd.	29,100	548,681
	Mazda Motor Corp.	1,324,200	8,915,786
	McDonald’s Holdings Co. Japan Ltd.	81,200	2,819,040
	MCJ Co. Ltd.	454,100	2,867,806
	Mebuki Financial Group, Inc.	3,274,691	6,368,238
	MEC Co. Ltd.	55,200	882,301
	Media Do Co. Ltd.	32,600	464,491
	Medical Data Vision Co. Ltd.	70,900	527,355
	Medical System Network Co. Ltd.	162,500	439,720
	Medikit Co. Ltd.	1,200	19,516
	Medipal Holdings Corp.	468,300	5,806,006
	Medius Holdings Co. Ltd.	11,900	58,093
#*	MedPeer, Inc.	48,900	502,563
	Megachips Corp.	94,900	1,624,435
	Megmilk Snow Brand Co. Ltd.	225,400	2,454,678
	Meidensha Corp.	230,500	3,066,640
	Meiho Facility Works Ltd.	12,000	54,321
	Meiji Electric Industries Co. Ltd.	24,300	170,306
	MEIJI Holdings Co. Ltd.	318,720	13,115,042
#	Meiji Shipping Co. Ltd.	65,900	340,848

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Meiko Electronics Co. Ltd.	147,900	$2,621,913
	Meiko Network Japan Co. Ltd.	2,400	9,778
	Meisei Industrial Co. Ltd.	167,700	795,249
	Meitec Corp.	337,200	5,679,724
#	Meito Sangyo Co. Ltd.	39,700	425,473
#*	Meiwa Corp.	106,000	520,882
	Meiwa Estate Co. Ltd.	67,400	276,670
	Melco Holdings, Inc.	22,500	472,677
#	Members Co. Ltd.	29,700	544,833
	Menicon Co. Ltd.	261,900	4,471,668
*	Mercari, Inc.	19,900	330,361
	Mercuria Holdings Co. Ltd.	38,800	156,927
*	Metaps, Inc.	42,300	163,658
#*	MetaReal Corp.	12,000	85,570
	METAWATER Co. Ltd.	60,400	772,968
	Micronics Japan Co. Ltd.	97,900	905,059
#	Midac Holdings Co. Ltd.	9,100	226,128
	Mie Kotsu Group Holdings, Inc.	271,000	937,401
#	Mikuni Corp.	136,700	290,072
	Milbon Co. Ltd.	72,972	3,008,908
	MIMAKI ENGINEERING Co. Ltd.	87,300	431,228
	Mimasu Semiconductor Industry Co. Ltd.	112,200	1,735,087
	Minebea Mitsumi, Inc.	879,726	13,000,967
	Ministop Co. Ltd.	75,500	717,109
#	Minkabu The Infonoid, Inc.	25,100	358,016
	Mipox Corp.	5,700	23,963
	Mirai Industry Co. Ltd.	900	9,124
#	Miraial Co. Ltd.	35,800	381,241
#	Mirainovate Co. Ltd.	206,879	335,706
	Mirait One Corp.	363,110	3,489,354
	Mirarth Holdings, Inc.	576,100	1,548,730
	Miroku Jyoho Service Co. Ltd.	75,800	760,926
	MISUMI Group, Inc.	356,300	7,588,992
	Mitachi Co. Ltd.	7,700	48,889
	Mitani Corp.	141,600	1,408,759
#	Mitani Sekisan Co. Ltd.	7,000	179,966
#	Mito Securities Co. Ltd.	317,800	491,255
	Mitsuba Corp.	220,400	581,877
	Mitsubishi Chemical Group Corp.	5,100,060	23,038,761
	Mitsubishi Corp.	871,700	23,613,375
	Mitsubishi Electric Corp.	1,165,300	10,253,016
	Mitsubishi Estate Co. Ltd.	449,620	5,654,104
	Mitsubishi Gas Chemical Co., Inc.	555,600	7,060,127
	Mitsubishi HC Capital, Inc.	4,030,070	17,293,259
	Mitsubishi Heavy Industries Ltd.	655,100	22,564,301
#	Mitsubishi Kakoki Kaisha Ltd.	30,900	445,038
	Mitsubishi Logisnext Co. Ltd.	205,000	1,056,484
	Mitsubishi Logistics Corp.	195,399	4,287,715
	Mitsubishi Materials Corp.	420,120	5,491,170
*	Mitsubishi Motors Corp.	1,919,000	6,464,602
*	Mitsubishi Paper Mills Ltd.	120,300	221,659
	Mitsubishi Pencil Co. Ltd.	67,500	656,974
	Mitsubishi Research Institute, Inc.	33,900	1,184,039
	Mitsubishi Shokuhin Co. Ltd.	76,200	1,542,386
#	Mitsubishi Steel Manufacturing Co. Ltd.	65,600	402,564
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,126,843	5,307,431
	Mitsubishi UFJ Financial Group, Inc.	7,992,700	37,756,307
	Mitsuboshi Belting Ltd.	94,600	2,012,354
	Mitsui & Co. Ltd., Sponsored ADR	14,077	6,211,758

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsui & Co. Ltd.	973,645	$21,545,958
	Mitsui Chemicals, Inc.	778,389	14,407,137
	Mitsui DM Sugar Holdings Co. Ltd.	81,500	1,041,192
*	Mitsui E&S Holdings Co. Ltd.	185,619	520,776
	Mitsui Fudosan Co. Ltd.	576,700	11,042,862
#	Mitsui High-Tec, Inc.	77,400	4,000,992
#	Mitsui Matsushima Holdings Co. Ltd.	60,900	981,585
	Mitsui Mining & Smelting Co. Ltd.	372,800	7,529,657
#	Mitsui OSK Lines Ltd.	599,700	11,871,174
	Mitsui-Soko Holdings Co. Ltd.	150,600	3,139,446
	Mitsuuroko Group Holdings Co. Ltd.	141,400	973,412
	Miura Co. Ltd.	114,100	2,323,694
	Mixi, Inc.	237,700	3,726,425
	Miyaji Engineering Group, Inc.	31,100	685,755
	Miyazaki Bank Ltd.	141,000	2,114,273
	Miyoshi Oil & Fat Co. Ltd.	42,400	282,744
	Mizuho Financial Group, Inc.	1,743,996	18,862,121
	Mizuho Leasing Co. Ltd.	167,100	3,640,837
	Mizuho Medy Co. Ltd.	13,100	275,569
	Mizuno Corp.	94,821	1,623,327
#*	Mobile Factory, Inc.	19,700	135,089
	Mochida Pharmaceutical Co. Ltd.	39,398	907,239
	Molitec Steel Co. Ltd.	55,500	122,025
#	Monex Group, Inc.	956,200	3,321,661
#	Money Partners Group Co. Ltd.	88,500	162,905
	Monogatari Corp.	38,400	1,759,272
#	MonotaRO Co. Ltd.	367,400	5,577,077
#	MORESCO Corp.	35,400	244,745
	Mori-Gumi Co. Ltd.	51,800	102,078
	Morinaga & Co. Ltd.	158,100	3,954,425
	Morinaga Milk Industry Co. Ltd.	234,200	6,644,326
	Moriroku Holdings Co. Ltd.	13,500	153,574
	Morita Holdings Corp.	150,000	1,286,408
	Morito Co. Ltd.	84,800	428,496
	Morningstar Japan KK	70,500	219,906
	Morozoff Ltd.	19,398	480,256
#	Mortgage Service Japan Ltd.	30,200	170,413
#	Mory Industries, Inc.	25,200	451,587
#	MrMax Holdings Ltd.	131,300	603,629
	MS&AD Insurance Group Holdings, Inc.	321,874	8,523,611
	MTG Co. Ltd.	6,700	50,767
	MTI Ltd.	73,400	250,825
	Mugen Estate Co. Ltd.	70,100	221,464
	m-up Holdings, Inc.	58,900	621,670
	Murata Manufacturing Co. Ltd.	457,720	21,668,198
	Musashi Seimitsu Industry Co. Ltd.	296,600	3,423,128
	Musashino Bank Ltd.	273,800	3,161,840
#	Mutoh Holdings Co. Ltd.	11,700	142,269
	Nabtesco Corp.	266,500	5,660,566
#	NAC Co. Ltd.	64,300	402,079
	Nachi-Fujikoshi Corp.	92,100	2,412,712
	Nadex Co. Ltd.	7,600	39,018
	Nafco Co. Ltd.	27,100	287,448
	Nagahori Corp.	3,400	37,850
#	Nagano Bank Ltd.	58,200	458,549
	Nagano Keiki Co. Ltd.	61,000	445,220
	Nagase & Co. Ltd.	471,500	6,423,861
	Nagatanien Holdings Co. Ltd.	43,700	588,320
#	Nagawa Co. Ltd.	7,700	384,305

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nagoya Railroad Co. Ltd.	314,299	$4,814,751
	Naigai Tec Corp.	5,100	85,277
	Naigai Trans Line Ltd.	26,700	369,419
	Nakabayashi Co. Ltd.	88,700	316,156
	Nakamoto Packs Co. Ltd.	18,300	183,052
*	Nakamura Choukou Co. Ltd.	3,600	14,241
	Nakamuraya Co. Ltd.	14,400	302,145
	Nakanishi, Inc.	118,900	2,169,453
#	Nakano Corp.	76,100	155,363
	Nakayama Steel Works Ltd.	116,700	499,425
	Nakayo, Inc.	6,200	44,270
*	Namura Shipbuilding Co. Ltd.	240,448	882,405
	Nankai Electric Railway Co. Ltd.	218,800	4,426,179
	Nanto Bank Ltd.	142,101	2,036,222
	Narasaki Sangyo Co. Ltd.	13,400	152,444
	Nasu Denki Tekko Co. Ltd.	1,000	48,176
#	Natori Co. Ltd.	29,400	408,325
	NEC Capital Solutions Ltd.	62,200	892,239
	NEC Corp.	640,980	21,217,008
	NEC Networks & System Integration Corp.	138,800	1,487,386
#	NEOJAPAN, Inc.	8,800	60,010
	NET One Systems Co. Ltd.	323,200	6,638,095
	Neturen Co. Ltd.	160,700	722,129
	New Art Holdings Co. Ltd.	15,400	156,418
#	New Japan Chemical Co. Ltd.	166,800	305,225
	Nexon Co. Ltd.	90,300	1,511,100
	Nextage Co. Ltd.	187,100	3,606,259
*	NexTone, Inc.	17,200	506,499
	NF Holdings Corp.	13,500	85,979
	NGK Insulators Ltd.	591,700	6,902,807
	NGK Spark Plug Co. Ltd.	678,800	12,384,063
	NH Foods Ltd.	300,699	7,166,100
	NHK Spring Co. Ltd.	1,013,237	5,613,427
	Nicca Chemical Co. Ltd.	17,100	100,907
	Nice Corp.	33,700	302,938
#	Nichia Steel Works Ltd.	236,101	357,421
	Nichias Corp.	335,600	5,177,663
#	Nichiban Co. Ltd.	41,400	472,841
	Nichicon Corp.	249,100	2,344,992
	Nichiden Corp.	57,600	680,922
	Nichiha Corp.	136,900	2,592,407
#	Nichimo Co. Ltd.	4,800	77,991
	Nichirei Corp.	393,099	6,113,648
	Nichireki Co. Ltd.	127,300	1,117,287
	Nichirin Co. Ltd.	61,830	700,906
	Nidec Corp.	170,655	9,383,282
	Nifco, Inc.	280,500	6,514,457
	Nihon Chouzai Co. Ltd.	87,020	772,719
#	Nihon Dempa Kogyo Co. Ltd.	51,400	563,587
	Nihon Dengi Co. Ltd.	7,200	139,564
	Nihon Denkei Co. Ltd.	30,300	290,329
	Nihon Flush Co. Ltd.	78,400	510,076
#	Nihon House Holdings Co. Ltd.	212,700	597,385
	Nihon Kagaku Sangyo Co. Ltd.	54,300	369,236
	Nihon Kohden Corp.	192,700	4,314,963
	Nihon M&A Center Holdings, Inc.	666,000	7,515,012
	Nihon Nohyaku Co. Ltd.	214,000	1,321,626
	Nihon Parkerizing Co. Ltd.	296,200	1,925,509
#	Nihon Plast Co. Ltd.	100,700	288,328

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nihon Tokushu Toryo Co. Ltd.	58,000	$332,063
#	Nihon Trim Co. Ltd.	11,900	187,024
#*	Nihon Yamamura Glass Co. Ltd.	40,900	159,145
	Niitaka Co. Ltd.	10,200	142,146
	Nikkiso Co. Ltd.	214,300	1,428,074
	Nikko Co. Ltd.	113,400	465,690
	Nikkon Holdings Co. Ltd.	260,400	4,067,902
	Nikon Corp.	823,300	7,962,242
	Nintendo Co. Ltd.	980,000	39,787,111
	Nippi, Inc.	8,500	197,408
	Nippn Corp.	268,400	2,825,171
	Nippon Air Conditioning Services Co. Ltd.	73,400	358,978
	Nippon Aqua Co. Ltd.	33,100	163,337
*	Nippon Avionics Co. Ltd.	1,400	27,435
	Nippon Beet Sugar Manufacturing Co. Ltd.	57,600	635,237
	Nippon Carbide Industries Co., Inc.	39,800	342,907
	Nippon Carbon Co. Ltd.	43,900	1,242,702
	Nippon Ceramic Co. Ltd.	2,800	48,650
	Nippon Chemical Industrial Co. Ltd.	57,700	726,226
*	Nippon Chemi-Con Corp.	103,000	1,295,426
	Nippon Chemiphar Co. Ltd.	8,900	102,557
	Nippon Coke & Engineering Co. Ltd.	892,500	485,662
	Nippon Concept Corp.	32,900	382,558
#	Nippon Concrete Industries Co. Ltd.	233,900	378,874
	Nippon Denko Co. Ltd.	632,550	1,443,228
	Nippon Densetsu Kogyo Co. Ltd.	163,600	1,830,379
	Nippon Dry-Chemical Co. Ltd.	6,200	59,033
	Nippon Electric Glass Co. Ltd.	360,700	6,245,733
	Nippon Express Holdings, Inc.	222,676	11,189,014
	Nippon Felt Co. Ltd.	15,100	40,202
#	Nippon Filcon Co. Ltd.	48,800	148,719
	Nippon Fine Chemical Co. Ltd.	53,400	749,096
	Nippon Gas Co. Ltd.	567,300	8,241,168
	Nippon Hume Corp.	106,300	438,549
	Nippon Kayaku Co. Ltd.	381,300	3,028,704
*	Nippon Kinzoku Co. Ltd.	8,400	52,030
#	Nippon Kodoshi Corp.	40,100	566,733
	Nippon Koei Co. Ltd.	69,800	1,561,565
	Nippon Light Metal Holdings Co. Ltd.	390,630	3,806,887
#	Nippon Paint Holdings Co. Ltd.	130,000	828,493
	Nippon Paper Industries Co. Ltd.	463,602	2,698,928
	Nippon Parking Development Co. Ltd.	959,600	1,665,787
	Nippon Pillar Packing Co. Ltd.	97,200	1,592,414
#	Nippon Piston Ring Co. Ltd.	72,300	570,861
	Nippon Rietec Co. Ltd.	13,800	69,703
	Nippon Road Co. Ltd.	16,600	683,205
	Nippon Sanso Holdings Corp.	329,800	5,250,886
	Nippon Seiki Co. Ltd.	464,600	2,361,546
	Nippon Seisen Co. Ltd.	8,300	232,417
	Nippon Sharyo Ltd.	48,699	648,563
*	Nippon Sheet Glass Co. Ltd.	402,200	1,500,046
	Nippon Shinyaku Co. Ltd.	64,400	3,565,586
	Nippon Shokubai Co. Ltd.	98,800	3,544,030
	Nippon Signal Company Ltd.	210,200	1,424,776
	Nippon Soda Co. Ltd.	117,200	3,496,405
	Nippon Steel Corp.	1,353,479	18,567,723
	Nippon Steel Trading Corp.	73,500	2,528,915
	Nippon Suisan Kaisha Ltd.	1,961,500	6,987,194
	Nippon Telegraph & Telephone Corp.	591,000	16,300,190

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Thompson Co. Ltd.	311,200	$1,109,922
	Nippon Tungsten Co. Ltd.	4,900	79,185
	Nippon Yakin Kogyo Co. Ltd.	66,209	1,258,631
#	Nippon Yusen KK	1,623,692	29,412,297
	Nipro Corp.	832,200	6,273,352
	Nishikawa Rubber Co. Ltd.	800	6,363
#	Nishimatsu Construction Co. Ltd.	235,000	5,721,519
#	Nishimatsuya Chain Co. Ltd.	144,900	1,328,359
	Nishimoto Co. Ltd.	18,900	529,138
	Nishi-Nippon Financial Holdings, Inc.	648,014	3,305,001
	Nishi-Nippon Railroad Co. Ltd.	167,000	3,275,496
	Nishio Rent All Co. Ltd.	116,100	2,334,338
	Nissan Chemical Corp.	211,500	9,520,752
	Nissan Motor Co. Ltd.	2,404,500	7,663,870
	Nissan Shatai Co. Ltd.	292,700	1,685,296
	Nissan Tokyo Sales Holdings Co. Ltd.	123,500	231,526
	Nissei ASB Machine Co. Ltd.	43,600	1,087,370
	Nissei Plastic Industrial Co. Ltd.	71,100	457,987
	Nissha Co. Ltd.	219,900	2,588,966
	Nisshin Group Holdings Co. Ltd.	166,700	482,166
	Nisshin Oillio Group Ltd.	155,500	3,334,045
	Nisshin Seifun Group, Inc.	352,145	3,805,143
	Nisshinbo Holdings, Inc.	618,541	4,287,591
	Nissin Corp.	66,600	861,815
	Nissin Electric Co. Ltd.	248,900	2,310,313
	Nissin Foods Holdings Co. Ltd.	43,775	2,833,506
	Nissin Sugar Co. Ltd.	64,200	733,922
	Nisso Corp.	56,500	214,161
	Nitori Holdings Co. Ltd.	104,200	9,442,292
	Nitta Corp.	80,200	1,556,175
#	Nitta Gelatin, Inc.	53,700	349,902
	NITTAN Corp.	112,600	201,493
	Nittetsu Mining Co. Ltd.	73,602	1,464,321
	Nitto Boseki Co. Ltd.	56,500	837,442
	Nitto Denko Corp.	327,600	17,259,841
	Nitto Fuji Flour Milling Co. Ltd.	3,600	105,761
#	Nitto Kogyo Corp.	118,100	1,954,588
	Nitto Kohki Co. Ltd.	54,400	576,552
	Nitto Seiko Co. Ltd.	147,300	511,631
	Nittoc Construction Co. Ltd.	118,949	700,518
#	Nittoku Co. Ltd.	8,100	137,887
	NJS Co. Ltd.	29,100	405,596
	Noda Corp.	53,100	442,205
	Noevir Holdings Co. Ltd.	40,800	1,508,213
	NOF Corp.	151,100	5,197,301
	Nohmi Bosai Ltd.	81,800	882,391
	Nojima Corp.	416,600	3,469,588
	NOK Corp.	400,300	3,274,531
	Nomura Co. Ltd.	32,600	238,123
	Nomura Holdings, Inc.	3,231,998	10,458,610
#	Nomura Holdings, Inc., Sponsored ADR	308,897	1,007,004
#	Nomura Micro Science Co. Ltd.	9,400	235,533
	Nomura Real Estate Holdings, Inc.	333,900	7,547,411
	Nomura Research Institute Ltd.	239,085	5,290,998
	Noritake Co. Ltd.	49,200	1,365,822
	Noritsu Koki Co. Ltd.	111,800	2,012,666
#	Noritz Corp.	153,300	1,573,552
	North Pacific Bank Ltd.	1,308,100	2,077,855
	Nozawa Corp.	30,300	143,003

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	NS Solutions Corp.	100,600	$2,312,206
#	NS Tool Co. Ltd.	65,600	508,714
	NS United Kaiun Kaisha Ltd.	66,600	1,657,558
	NSD Co. Ltd.	172,978	2,955,944
	NSK Ltd.	1,154,347	6,100,986
	NSW, Inc.	34,700	495,761
	NTN Corp.	2,216,700	3,946,004
	NTT Data Corp.	563,200	8,157,304
*	OAK Capital Corp.	213,300	109,061
	Oat Agrio Co. Ltd.	22,400	260,416
	Obara Group, Inc.	51,800	1,201,204
	Obayashi Corp.	1,516,400	9,733,261
#	OBIC Business Consultants Co. Ltd.	15,400	442,672
	Obic Co. Ltd.	21,600	3,241,359
	Odakyu Electric Railway Co. Ltd.	247,200	2,938,701
	Odawara Engineering Co. Ltd.	1,300	13,282
	Oenon Holdings, Inc.	215,700	410,328
	Ogaki Kyoritsu Bank Ltd.	337,400	3,983,101
#	Ohara, Inc.	37,400	304,421
#	Ohashi Technica, Inc.	48,100	464,848
#	Ohba Co. Ltd.	19,400	89,014
	Ohki Healthcare Holdings Co. Ltd.	600	2,879
	Ohsho Food Service Corp.	30,100	1,283,405
	OIE Sangyo Co. Ltd.	1,200	6,715
	Oiles Corp.	88,001	884,264
#*	Oisix ra daichi, Inc.	102,200	1,152,906
	Oita Bank Ltd.	138,000	1,673,569
	Oji Holdings Corp.	3,008,400	10,429,292
	Okabe Co. Ltd.	184,200	870,867
	Okada Aiyon Corp.	19,400	187,364
	Okamoto Industries, Inc.	42,300	1,054,940
	Okamoto Machine Tool Works Ltd.	21,199	673,460
	Okamura Corp.	261,600	2,408,078
	Okasan Securities Group, Inc.	786,500	1,870,779
	Oki Electric Industry Co. Ltd.	456,378	2,262,447
	Okinawa Cellular Telephone Co.	74,400	1,406,946
	Okinawa Electric Power Co., Inc.	141,858	984,478
	Okinawa Financial Group, Inc.	107,840	1,493,511
	OKUMA Corp.	115,600	3,869,675
	Okumura Corp.	136,800	2,586,863
	Okura Industrial Co. Ltd.	47,600	599,655
	Okuwa Co. Ltd.	171,800	1,062,266
	Olympic Group Corp.	34,400	118,446
	Olympus Corp.	1,027,900	21,672,746
	Omron Corp.	89,900	4,192,787
	Ono Pharmaceutical Co. Ltd.	185,700	4,370,180
*	ONO Sokki Co. Ltd.	30,800	77,414
	Onoken Co. Ltd.	83,400	806,579
	Onward Holdings Co. Ltd.	528,696	1,101,723
	Open House Group Co. Ltd.	228,500	8,127,608
	Optex Group Co. Ltd.	97,860	1,347,221
*	Optim Corp.	64,400	390,634
	Optorun Co. Ltd.	23,500	333,691
	Oracle Corp.	53,200	2,834,044
	Organo Corp.	145,200	2,505,208
	Oricon, Inc.	4,400	28,614
	Orient Corp.	287,180	2,326,115
	Oriental Land Co. Ltd.	16,000	2,142,842
	Oriental Shiraishi Corp.	571,300	1,029,151

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Origin Co. Ltd.	25,500	$222,471
	ORIX Corp.	1,902,400	27,941,863
	ORIX Corp., Sponsored ADR	8,803	644,644
	Oro Co. Ltd.	27,100	305,195
	Osaka Gas Co. Ltd.	350,100	5,184,175
	Osaka Organic Chemical Industry Ltd.	70,000	935,324
	Osaka Soda Co. Ltd.	49,799	1,210,310
	Osaka Steel Co. Ltd.	62,700	448,827
	Osaki Electric Co. Ltd.	337,000	1,181,700
	OSG Corp.	290,600	3,694,475
	Otsuka Corp.	131,700	4,147,514
	Otsuka Holdings Co. Ltd.	171,400	5,494,140
	OUG Holdings, Inc.	3,900	61,320
	Outsourcing, Inc.	432,600	3,370,004
*	Oxide Corp.	1,200	49,237
	Oyo Corp.	106,400	1,615,337
#	Ozu Corp.	5,000	49,501
	Pacific Industrial Co. Ltd.	228,300	1,608,027
	Pacific Metals Co. Ltd.	97,700	1,206,663
	Pack Corp.	57,100	902,886
	PAL GROUP Holdings Co. Ltd.	106,100	1,515,033
	PALTAC Corp.	69,958	1,987,214
	Pan Pacific International Holdings Corp.	581,000	9,534,628
	Panasonic Holdings Corp.	3,598,042	25,627,452
#	PAPYLESS Co. Ltd.	16,100	112,314
#	Paraca, Inc.	27,500	352,361
	Paramount Bed Holdings Co. Ltd.	143,600	2,556,341
	Paris Miki Holdings, Inc.	114,600	200,164
*	Park24 Co. Ltd.	340,400	4,536,836
	Parker Corp.	6,000	19,904
#	Pasco Corp.	4,700	40,695
	Pasona Group, Inc.	107,000	1,471,844
	PC Depot Corp.	147,040	275,843
#	PCA Corp.	17,000	130,376
	PCI Holdings, Inc.	16,800	117,176
	Pegasus Sewing Machine Manufacturing Co. Ltd.	104,500	608,460
	Penta-Ocean Construction Co. Ltd.	1,924,100	9,568,936
	People Dreams & Technologies Group Co. Ltd.	17,800	323,653
#*	PeptiDream, Inc.	253,600	2,774,464
	Persol Holdings Co. Ltd.	245,500	4,915,483
	Phil Co., Inc.	3,500	24,241
	Pickles Holdings Co. Ltd.	51,000	353,590
	Pigeon Corp.	359,900	4,714,351
	Pilot Corp.	85,700	3,331,953
	Piolax, Inc.	133,600	1,661,239
	Plenus Co. Ltd.	30,100	533,205
	Pola Orbis Holdings, Inc.	75,800	837,223
	Pole To Win Holdings, Inc.	124,900	794,669
	Poppins Corp.	10,500	111,804
*	PR Times, Inc.	9,600	154,299
	Premium Group Co. Ltd.	150,000	1,777,862
#	Premium Water Holdings, Inc.	4,000	65,695
#	Press Kogyo Co. Ltd.	476,300	1,332,016
#	Pressance Corp.	111,800	1,146,882
	Prestige International, Inc.	304,700	1,471,734
	Prima Meat Packers Ltd.	213,699	2,827,907
	Procrea Holdings, Inc.	135,573	1,909,605
	Pronexus, Inc.	38,100	245,457
#	Pro-Ship, Inc.	17,500	178,639

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Proto Corp.	89,500	$701,031
	PS Mitsubishi Construction Co. Ltd.	173,800	719,802
	Punch Industry Co. Ltd.	98,100	264,964
	QB Net Holdings Co. Ltd.	46,300	408,999
	Qol Holdings Co. Ltd.	182,000	1,501,449
	Quick Co. Ltd.	43,100	560,214
#	Raccoon Holdings, Inc.	41,100	340,271
	Raito Kogyo Co. Ltd.	231,700	3,160,743
	Raiznext Corp.	149,400	1,251,362
	Rakus Co. Ltd.	247,000	2,743,282
#	Rakuten Group, Inc.	553,700	2,471,919
	Rasa Corp.	34,900	234,340
	Rasa Industries Ltd.	54,399	805,238
#	Raysum Co. Ltd.	65,000	703,548
	Recruit Holdings Co. Ltd.	1,059,000	32,586,665
	Relia, Inc.	124,200	833,456
	Relo Group, Inc.	297,800	4,197,301
*	Renesas Electronics Corp.	886,500	7,416,234
	Rengo Co. Ltd.	1,050,310	5,835,119
*	RENOVA, Inc.	63,500	1,393,665
	Resona Holdings, Inc.	3,606,648	13,593,283
	Resorttrust, Inc.	328,500	5,056,104
	Restar Holdings Corp.	101,700	1,442,358
#	Retail Partners Co. Ltd.	25,600	210,908
	Rheon Automatic Machinery Co. Ltd.	64,200	502,556
	Rhythm Co. Ltd.	28,700	318,762
#	Riberesute Corp.	34,000	182,186
#	Ricoh Co. Ltd.	1,093,319	8,011,610
	Ricoh Leasing Co. Ltd.	77,500	1,892,337
#	Ride On Express Holdings Co. Ltd.	53,500	371,017
*	Right On Co. Ltd.	73,600	302,071
	Riken Corp.	75,100	1,144,565
	Riken Keiki Co. Ltd.	46,500	1,278,544
	Riken Technos Corp.	208,600	723,205
	Riken Vitamin Co. Ltd.	65,400	828,860
	Rinnai Corp.	83,800	5,703,871
	Rion Co. Ltd.	33,300	456,145
	Riso Kagaku Corp.	31,158	494,920
	Riso Kyoiku Co. Ltd.	519,650	1,075,065
#	Rix Corp.	6,200	86,846
#	Rock Field Co. Ltd.	51,400	498,991
	Rohm Co. Ltd.	95,300	6,696,215
	Rohto Pharmaceutical Co. Ltd.	251,300	7,817,451
	Rokko Butter Co. Ltd.	63,900	604,498
	Roland Corp.	47,100	1,336,503
	Roland DG Corp.	73,000	1,564,743
	Rorze Corp.	52,700	2,648,248
	Round One Corp.	364,500	1,550,915
	Ryobi Ltd.	132,200	1,172,044
	Ryoden Corp.	75,000	836,877
	Ryohin Keikaku Co. Ltd.	893,850	8,411,150
	Ryosan Co. Ltd.	96,900	1,713,584
	S Foods, Inc.	65,000	1,189,772
#	S LINE Co. Ltd.	10,600	56,231
	S&B Foods, Inc.	5,300	131,185
#	Sac’s Bar Holdings, Inc.	87,300	413,630
	Sagami Rubber Industries Co. Ltd.	28,000	142,494
	Saibu Gas Holdings Co. Ltd.	80,100	928,796
	Sakai Chemical Industry Co. Ltd.	63,800	843,026

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sakai Heavy Industries Ltd.	20,300	$407,893
	Sakai Moving Service Co. Ltd.	55,900	1,766,925
	Sakata INX Corp.	195,100	1,396,171
#	Sakura Internet, Inc.	79,400	282,527
#	Sala Corp.	266,500	1,413,451
	SAMTY Co. Ltd.	155,800	2,462,312
	San Holdings, Inc.	41,500	463,069
	San ju San Financial Group, Inc.	100,017	978,568
	San-A Co. Ltd.	72,800	2,123,312
	San-Ai Obbli Co. Ltd.	285,400	2,357,323
*	Sanden Corp.	23,100	32,624
#	Sanei Architecture Planning Co. Ltd.	57,700	601,018
	Sangetsu Corp.	174,800	1,850,888
	San-In Godo Bank Ltd.	740,700	3,527,422
*	Sanix, Inc.	28,600	43,988
	Sanken Electric Co. Ltd.	128,500	4,401,674
	Sanki Engineering Co. Ltd.	205,600	2,225,602
	Sanko Gosei Ltd.	119,800	375,475
	Sanko Metal Industrial Co. Ltd.	11,300	219,171
	Sankyo Co. Ltd.	188,750	6,232,873
	Sankyo Frontier Co. Ltd.	13,600	319,081
	Sankyo Seiko Co. Ltd.	173,400	549,651
	Sankyo Tateyama, Inc.	222,600	813,160
	Sankyu, Inc.	253,600	7,561,515
#	Sanoh Industrial Co. Ltd.	149,800	683,175
	Sansei Landic Co. Ltd.	35,100	198,838
	Sansei Technologies, Inc.	44,700	228,450
	Sansha Electric Manufacturing Co. Ltd.	48,400	293,962
	Sanshin Electronics Co. Ltd.	74,000	958,329
	Santen Pharmaceutical Co. Ltd.	501,600	3,432,448
	Sanwa Holdings Corp.	829,300	7,143,685
	Sanyo Chemical Industries Ltd.	59,500	1,685,173
	Sanyo Denki Co. Ltd.	49,000	1,793,614
	Sanyo Electric Railway Co. Ltd.	48,500	737,847
	Sanyo Engineering & Construction, Inc.	32,400	135,862
	Sanyo Industries Ltd.	1,500	16,153
*	Sanyo Shokai Ltd.	52,799	417,195
#	Sanyo Special Steel Co. Ltd.	100,100	1,284,381
	Sanyo Trading Co. Ltd.	114,400	798,132
	Sapporo Holdings Ltd.	314,700	6,941,272
#	Sata Construction Co. Ltd.	46,000	125,164
	Sato Holdings Corp.	139,700	1,723,372
	Sato Shoji Corp.	47,400	367,538
#	Satori Electric Co. Ltd.	61,500	541,539
	Sawai Group Holdings Co. Ltd.	198,100	5,718,193
#	Saxa Holdings, Inc.	21,600	181,082
	SB Technology Corp.	55,400	805,941
	SBI Holdings, Inc.	470,180	8,493,359
*	SBI Insurance Group Co. Ltd.	2,700	14,401
	SBS Holdings, Inc.	113,200	2,204,100
#	Scala, Inc.	58,200	290,543
#	SCREEN Holdings Co. Ltd.	114,500	6,284,551
	Scroll Corp.	141,300	655,310
	SCSK Corp.	191,277	2,821,998
	SE Corp.	36,600	80,954
#	SEC Carbon Ltd.	2,800	129,199
	Secom Co. Ltd.	88,200	5,024,796
#	Seed Co. Ltd.	37,500	125,246
	Sega Sammy Holdings, Inc.	145,912	1,866,405

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Seibu Holdings, Inc.	394,100	$3,527,678
	Seika Corp.	44,100	485,000
	Seikagaku Corp.	182,300	1,111,709
	Seikitokyu Kogyo Co. Ltd.	166,799	918,187
	Seiko Electric Co. Ltd.	23,300	151,462
	Seiko Epson Corp.	913,000	12,395,030
	Seiko Group Corp.	145,600	3,083,975
	Seiko PMC Corp.	63,700	223,536
	Seino Holdings Co. Ltd.	468,100	3,596,790
#	Seiren Co. Ltd.	202,600	3,173,344
	Sekisui Chemical Co. Ltd.	973,300	12,154,594
	Sekisui House Ltd.	975,200	16,191,049
	Sekisui Jushi Corp.	94,200	1,078,628
	Sekisui Kasei Co. Ltd.	202,800	527,820
	SEMITEC Corp.	7,500	470,018
	Senko Group Holdings Co. Ltd.	625,100	4,175,608
#	Senshu Electric Co. Ltd.	66,400	1,203,003
	Senshu Ikeda Holdings, Inc.	1,136,660	1,629,009
	Senshukai Co. Ltd.	142,300	381,567
	SERAKU Co. Ltd.	24,100	194,791
	Seria Co. Ltd.	186,700	3,050,029
	Seven & I Holdings Co. Ltd.	1,057,452	39,472,944
#	Seven Bank Ltd.	2,860,900	5,160,480
	SG Holdings Co. Ltd.	449,200	5,952,391
#	Sharp Corp.	699,898	4,198,045
#	Shibaura Electronics Co. Ltd.	42,300	1,327,925
	Shibaura Machine Co. Ltd.	110,900	2,152,828
#	Shibaura Mechatronics Corp.	24,500	1,608,370
	Shibusawa Warehouse Co. Ltd.	37,500	516,266
	Shibuya Corp.	78,200	1,349,632
#	Shidax Corp.	93,800	358,918
*	SHIFT, Inc.	30,400	4,746,792
	Shiga Bank Ltd.	205,636	3,481,124
	Shikibo Ltd.	100,200	567,018
	Shikoku Bank Ltd.	174,900	1,020,574
	Shikoku Chemicals Corp.	129,700	1,129,107
	Shikoku Electric Power Co., Inc.	322,100	1,549,574
	Shima Seiki Manufacturing Ltd.	116,200	1,621,190
	Shimadzu Corp.	258,800	6,817,533
	Shimamura Co. Ltd.	71,446	5,777,651
	Shimano, Inc.	52,007	8,047,728
#	Shimizu Bank Ltd.	164,600	1,577,767
	Shimizu Corp.	1,363,500	6,803,851
#	Shimojima Co. Ltd.	13,800	97,539
	Shin Maint Holdings Co. Ltd.	1,300	11,167
#	Shin Nippon Air Technologies Co. Ltd.	52,200	666,339
	Shin Nippon Biomedical Laboratories Ltd.	103,700	1,898,882
	Shinagawa Refractories Co. Ltd.	29,900	793,118
#	Shindengen Electric Manufacturing Co. Ltd.	38,600	953,285
	Shin-Etsu Chemical Co. Ltd.	212,500	22,085,111
	Shin-Etsu Polymer Co. Ltd.	197,700	1,647,846
	Shinko Electric Industries Co. Ltd.	175,800	4,224,699
	Shinko Shoji Co. Ltd.	174,600	1,166,646
	Shinmaywa Industries Ltd.	300,900	2,052,038
	Shinnihon Corp.	150,500	732,410
#	Shinnihonseiyaku Co. Ltd.	31,500	331,873
#	Shinsei Bank Ltd.	40,600	604,155
	Shinsho Corp.	26,500	711,744
	Shinwa Co. Ltd.	33,700	450,854

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shinwa Co. Ltd.	27,300	$145,617
	Shionogi & Co. Ltd.	70,300	3,264,538
	Ship Healthcare Holdings, Inc.	432,000	8,285,269
	Shiseido Co. Ltd.	96,800	3,343,201
#	Shizuki Electric Co., Inc.	70,300	229,809
	Shizuoka Financial Group, Inc.	1,361,530	8,597,816
	Shizuoka Gas Co. Ltd.	266,700	1,953,562
	SHO-BOND Holdings Co. Ltd.	33,100	1,431,908
*	Shobunsha Holdings, Inc.	25,100	49,981
	Shoei Co. Ltd.	100,200	3,695,218
#	Shoei Foods Corp.	38,900	1,073,555
	Shofu, Inc.	45,300	767,587
	Showa Denko KK	814,200	11,886,140
	Showa Sangyo Co. Ltd.	87,700	1,490,617
	Showa Shinku Co. Ltd.	17,400	166,331
	Sigma Koki Co. Ltd.	23,700	237,246
	SIGMAXYZ Holdings, Inc.	142,200	1,142,117
	Siix Corp.	155,184	1,196,448
*	Silver Life Co. Ltd.	10,700	107,494
	Sinanen Holdings Co. Ltd.	35,900	981,400
	Sinfonia Technology Co. Ltd.	111,500	1,014,412
	Sinko Industries Ltd.	86,700	902,776
	Sintokogio Ltd.	211,600	977,059
	SK-Electronics Co. Ltd.	51,400	433,668
	SKY Perfect JSAT Holdings, Inc.	802,800	2,811,832
*	Skylark Holdings Co. Ltd.	712,800	7,603,768
#*	Smaregi, Inc.	22,100	211,905
	SMC Corp.	11,300	4,535,843
	SMK Corp.	25,099	446,664
	SMS Co. Ltd.	276,700	6,347,734
#	Snow Peak, Inc.	112,700	1,482,744
#	SNT Corp.	72,000	104,493
	Soda Nikka Co. Ltd.	70,300	267,181
	Sodick Co. Ltd.	270,100	1,403,813
	Soft99 Corp.	11,800	86,742
	Softbank Corp.	1,621,800	15,998,065
	SoftBank Group Corp.	800,263	34,352,237
	Softcreate Holdings Corp.	31,500	716,265
#	Software Service, Inc.	9,100	503,340
	Sohgo Security Services Co. Ltd.	228,500	5,695,905
	Sojitz Corp.	711,319	10,486,238
	Soken Chemical & Engineering Co. Ltd.	30,200	386,514
	Solasto Corp.	220,800	1,329,491
	Soliton Systems KK	44,900	319,814
	Solxyz Co. Ltd.	19,900	49,739
	Sompo Holdings, Inc.	486,200	20,270,790
	Sony Group Corp.	1,141,000	76,942,917
	Sony Group Corp., Sponsored ADR	344,389	23,235,926
	Sotetsu Holdings, Inc.	160,800	2,435,182
	Sotoh Co. Ltd.	11,700	64,503
	Space Co. Ltd.	63,460	374,703
#	Sparx Group Co. Ltd.	114,640	1,155,434
	SPK Corp.	30,800	293,297
	S-Pool, Inc.	194,900	1,244,577
#	Sprix Ltd.	23,700	158,049
	Square Enix Holdings Co. Ltd.	91,100	4,065,067
	SRA Holdings	60,600	1,307,348
#*	SRE Holdings Corp.	22,300	564,769
	ST Corp.	28,400	286,282

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	St. Marc Holdings Co. Ltd.	88,500	$965,795
	Stanley Electric Co. Ltd.	388,400	6,602,993
	Star Mica Holdings Co. Ltd.	55,300	521,209
	Star Micronics Co. Ltd.	130,300	1,492,590
	Starts Corp., Inc.	239,500	4,230,398
	Starzen Co. Ltd.	71,198	986,731
#	St-Care Holding Corp.	79,400	448,674
	Stella Chemifa Corp.	55,300	992,018
	Step Co. Ltd.	29,100	377,725
	Strike Co. Ltd.	33,000	1,017,177
#	Studio Alice Co. Ltd.	58,100	811,229
	Subaru Corp.	1,015,900	15,879,350
	Subaru Enterprise Co. Ltd.	7,000	394,883
	Sugi Holdings Co. Ltd.	122,200	4,900,843
	Sugimoto & Co. Ltd.	42,100	552,308
	SUMCO Corp.	953,060	12,079,872
	Sumida Corp.	175,200	1,158,858
#	Suminoe Textile Co. Ltd.	27,000	322,800
#	Sumiseki Holdings, Inc.	277,800	390,284
	Sumitomo Bakelite Co. Ltd.	119,200	3,226,300
	Sumitomo Chemical Co. Ltd.	4,475,252	15,069,327
	Sumitomo Corp.	832,500	10,584,209
	Sumitomo Densetsu Co. Ltd.	73,400	1,291,274
	Sumitomo Electric Industries Ltd.	1,523,600	15,922,103
	Sumitomo Forestry Co. Ltd.	829,800	12,981,034
#	Sumitomo Heavy Industries Ltd.	453,896	8,603,480
	Sumitomo Metal Mining Co. Ltd.	609,000	17,070,777
	Sumitomo Mitsui Construction Co. Ltd.	1,120,280	3,291,043
	Sumitomo Mitsui Financial Group, Inc.	950,470	26,690,678
	Sumitomo Mitsui Trust Holdings, Inc.	513,073	14,760,604
	Sumitomo Osaka Cement Co. Ltd.	180,699	3,847,226
	Sumitomo Pharma Co. Ltd.	534,800	3,725,369
	Sumitomo Precision Products Co. Ltd.	17,700	294,582
	Sumitomo Realty & Development Co. Ltd.	398,700	9,143,749
	Sumitomo Riko Co. Ltd.	221,700	874,204
	Sumitomo Rubber Industries Ltd.	924,363	7,930,015
	Sumitomo Seika Chemicals Co. Ltd.	53,600	1,069,908
	Sumitomo Warehouse Co. Ltd.	291,900	3,961,875
	Sun Frontier Fudousan Co. Ltd.	199,300	1,538,790
	Suncall Corp.	71,300	318,908
	Sundrug Co. Ltd.	259,300	6,029,492
	Suntory Beverage & Food Ltd.	132,100	4,419,627
	Sun-Wa Technos Corp.	58,100	585,213
#*	SuRaLa Net Co. Ltd.	18,300	102,389
	Suruga Bank Ltd.	627,300	1,661,677
	Suzuken Co. Ltd.	216,720	4,824,997
	Suzuki Co. Ltd.	62,300	370,631
	Suzuki Motor Corp.	343,500	11,613,669
	SWCC Showa Holdings Co. Ltd.	369,200	4,435,152
	Sysmex Corp.	196,700	10,587,152
	System Information Co. Ltd.	19,600	130,785
	System Research Co. Ltd.	2,900	39,228
	System Support, Inc.	16,000	154,715
	Systems Engineering Consultants Co. Ltd.	2,100	31,708
	Systena Corp.	1,209,200	3,389,240
	Syuppin Co. Ltd.	78,300	787,516
	T Hasegawa Co. Ltd.	127,292	2,707,752
	T RAD Co. Ltd.	32,800	599,013
	T&D Holdings, Inc.	897,610	8,877,544

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	T&K Toka Co. Ltd.	77,700	$499,509
	Tachibana Eletech Co. Ltd.	79,580	883,525
	Tachikawa Corp.	51,900	369,065
	Tachi-S Co. Ltd.	142,300	1,055,177
#	Tacmina Corp.	900	7,133
	Tadano Ltd.	513,221	3,137,160
	Taihei Dengyo Kaisha Ltd.	77,900	1,719,478
	Taiheiyo Cement Corp.	520,736	7,076,340
#	Taiheiyo Kouhatsu, Inc.	33,499	152,575
	Taiho Kogyo Co. Ltd.	147,600	686,060
	Taikisha Ltd.	92,400	2,180,078
#	Taiko Bank Ltd.	23,200	174,292
	Taisei Corp.	330,180	8,994,301
	Taisei Lamick Co. Ltd.	22,900	461,702
	Taisho Pharmaceutical Holdings Co. Ltd.	117,500	4,237,993
	Taiyo Holdings Co. Ltd.	116,800	2,059,935
	Taiyo Yuden Co. Ltd.	298,300	8,117,180
	Takachiho Koheki Co. Ltd.	17,200	236,824
	Takamatsu Construction Group Co. Ltd.	66,700	869,776
	Takamatsu Machinery Co. Ltd.	8,700	33,805
#	Takamiya Co. Ltd.	126,700	346,775
	Takano Co. Ltd.	37,300	164,259
	Takaoka Toko Co. Ltd.	63,274	780,940
	Takara & Co. Ltd.	25,600	371,740
	Takara Bio, Inc.	127,100	1,487,017
	Takara Holdings, Inc.	539,000	3,749,233
	Takara Standard Co. Ltd.	162,648	1,396,633
#	Takasago International Corp.	63,300	1,189,381
	Takasago Thermal Engineering Co. Ltd.	182,300	2,217,690
#	Takashima & Co. Ltd.	17,900	321,225
	Takashimaya Co. Ltd.	694,700	8,593,719
#	Takasho Co. Ltd.	24,700	112,697
#	TAKEBISHI Corp.	34,600	356,765
	Takeda Pharmaceutical Co. Ltd.	1,479,263	39,065,854
	Takemoto Yohki Co. Ltd.	48,800	239,817
	Takeuchi Manufacturing Co. Ltd.	171,600	3,460,653
#	Takihyo Co. Ltd.	19,400	96,649
#	Takisawa Machine Tool Co. Ltd.	33,900	242,911
	Takuma Co. Ltd.	222,900	1,850,574
#	Tama Home Co. Ltd.	102,200	1,602,205
	Tamron Co. Ltd.	76,600	1,701,568
	Tamura Corp.	302,900	1,506,711
	Tanabe Consulting Group Co. Ltd.	2,000	8,302
	Tanabe Engineering Corp.	22,500	136,356
#*	Tanaka Chemical Corp.	13,900	168,867
	Tanseisha Co. Ltd.	116,249	626,561
#	Taoka Chemical Co. Ltd.	6,500	33,215
	Tatsuta Electric Wire & Cable Co. Ltd.	218,400	646,237
	Tayca Corp.	73,000	617,703
	Tazmo Co. Ltd.	10,800	113,149
#	Tbk Co. Ltd.	99,000	184,949
	TBS Holdings, Inc.	124,100	1,285,538
	TDC Soft, Inc.	48,700	417,909
	TDK Corp., Sponsored ADR	138,793	4,319,238
	TDK Corp.	1,115,600	34,849,508
	Tear Corp.	41,400	117,536
	TechMatrix Corp.	128,000	1,453,780
	TECHNO ASSOCIE Co. Ltd.	4,200	29,623
	Techno Horizon Co. Ltd.	32,800	112,472

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Techno Medica Co. Ltd.	5,200	$57,004
	Techno Ryowa Ltd.	23,570	138,638
	Techno Smart Corp.	32,100	262,839
	TechnoPro Holdings, Inc.	373,200	8,953,198
	Tecnos Japan, Inc.	13,500	40,872
	Teijin Ltd.	1,321,950	12,001,979
	Teikoku Electric Manufacturing Co. Ltd.	56,900	756,817
	Teikoku Sen-I Co. Ltd.	79,900	855,859
	Teikoku Tsushin Kogyo Co. Ltd.	40,400	408,946
	Tekken Corp.	60,299	714,984
	Temairazu, Inc.	2,700	103,645
	Tenma Corp.	77,100	1,071,891
	Tenox Corp.	3,300	19,971
	Tenpo Innovation Co. Ltd.	1,600	9,909
	Teraoka Seisakusho Co. Ltd.	39,100	84,101
#*	Terilogy Co. Ltd.	2,600	5,893
	Terumo Corp.	188,500	5,720,786
#	T-Gaia Corp.	92,300	1,027,394
	THK Co. Ltd.	205,700	3,587,382
	Tigers Polymer Corp.	46,700	122,427
	TIS, Inc.	544,300	14,675,268
	TKC Corp.	88,800	2,266,790
	Toa Corp.	103,400	541,036
	Toa Corp.	76,700	1,253,999
	Toa Oil Co. Ltd.	43,200	914,785
	TOA ROAD Corp.	22,500	910,238
	Toagosei Co. Ltd.	510,050	3,918,837
	Tobishima Corp.	114,540	799,080
	Tobu Railway Co. Ltd.	157,300	3,638,738
	TOC Co. Ltd.	179,900	934,980
	Tocalo Co. Ltd.	382,400	3,055,227
	Tochigi Bank Ltd.	811,701	1,652,633
#	Toda Corp.	881,500	4,405,966
*	Toda Kogyo Corp.	11,900	240,445
#	Toei Animation Co. Ltd.	24,200	2,483,110
	Toei Co. Ltd.	13,200	1,621,379
#	Toell Co. Ltd.	28,000	139,010
	Toenec Corp.	36,500	862,801
	Togami Electric Manufacturing Co. Ltd.	11,600	132,983
	Toho Bank Ltd.	1,608,200	2,216,810
	Toho Chemical Industry Co. Ltd.	23,000	75,656
	Toho Co. Ltd.	36,200	1,287,216
	Toho Co. Ltd.	42,100	484,238
	Toho Gas Co. Ltd.	124,600	2,321,521
	Toho Holdings Co. Ltd.	264,500	3,597,054
	Toho Titanium Co. Ltd.	188,100	2,834,628
	Toho Zinc Co. Ltd.	65,100	931,221
	Tohoku Bank Ltd.	91,300	580,803
#	Tohoku Electric Power Co., Inc.	810,200	3,403,169
	Tohoku Steel Co. Ltd.	7,300	79,294
	Tohokushinsha Film Corp.	12,200	52,429
	Tokai Carbon Co. Ltd.	720,500	4,701,921
	Tokai Corp.	102,800	1,305,267
	TOKAI Holdings Corp.	522,900	3,122,911
	Tokai Lease Co. Ltd.	4,000	38,620
	Tokai Rika Co. Ltd.	304,800	3,180,737
	Tokai Tokyo Financial Holdings, Inc.	996,300	2,283,861
	Token Corp.	39,970	2,106,996
	Tokio Marine Holdings, Inc.	1,108,236	20,064,787

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Tokio Marine Holdings, Inc., ADR	183,312	$3,305,115
#	Tokushu Tokai Paper Co. Ltd.	42,138	828,786
	Tokuyama Corp.	419,500	4,891,532
	Tokyo Century Corp.	169,030	5,765,171
*	Tokyo Electric Power Co. Holdings, Inc.	2,475,412	8,063,814
	Tokyo Electron Device Ltd.	36,400	1,717,668
	Tokyo Electron Ltd.	132,700	34,912,897
	Tokyo Energy & Systems, Inc.	107,000	664,884
	Tokyo Gas Co. Ltd.	346,700	6,196,046
	Tokyo Individualized Educational Institute, Inc.	21,800	75,293
	Tokyo Keiki, Inc.	66,299	570,241
	Tokyo Kiraboshi Financial Group, Inc.	142,074	2,037,652
	Tokyo Ohka Kogyo Co. Ltd.	75,600	3,259,243
	Tokyo Printing Ink Manufacturing Co. Ltd.	3,200	56,758
	Tokyo Radiator Manufacturing Co. Ltd.	5,100	20,977
	Tokyo Rakutenchi Co. Ltd.	11,800	336,927
#	Tokyo Rope Manufacturing Co. Ltd.	27,199	159,663
#	Tokyo Sangyo Co. Ltd.	86,400	469,785
	Tokyo Seimitsu Co. Ltd.	156,100	4,694,642
#	Tokyo Steel Manufacturing Co. Ltd.	289,000	2,481,270
	Tokyo Tatemono Co. Ltd.	715,900	9,845,290
	Tokyo Tekko Co. Ltd.	41,800	376,743
#	Tokyo Theatres Co., Inc.	38,800	291,116
	Tokyotokeiba Co. Ltd.	62,300	1,734,509
	Tokyu Construction Co. Ltd.	479,280	2,011,388
	Tokyu Corp.	467,000	5,384,743
	Tokyu Fudosan Holdings Corp.	2,093,894	10,623,523
	Tokyu Recreation Co. Ltd.	8,364	345,373
	Toli Corp.	201,200	270,527
#	Tomato Bank Ltd.	25,300	164,016
	Tomen Devices Corp.	12,600	441,220
	Tomoe Corp.	132,700	312,934
#	Tomoe Engineering Co. Ltd.	34,500	548,100
	Tomoku Co. Ltd.	52,600	530,931
	TOMONY Holdings, Inc.	1,395,200	3,031,313
	Tomy Co. Ltd.	553,100	4,856,692
	Tonami Holdings Co. Ltd.	26,500	628,420
	Topcon Corp.	506,900	5,544,642
	Toppan, Inc.	437,220	6,520,772
	Topre Corp.	184,600	1,459,658
	Topy Industries Ltd.	102,100	1,091,127
	Toray Industries, Inc.	3,923,700	19,058,779
	Torex Semiconductor Ltd.	24,000	468,827
#	Toridoll Holdings Corp.	200,000	3,888,773
#	Torigoe Co. Ltd.	63,900	264,549
	Torii Pharmaceutical Co. Ltd.	81,700	1,657,839
	Torishima Pump Manufacturing Co. Ltd.	90,400	783,125
	Tosei Corp.	190,200	1,813,940
	Toshiba Corp.	182,900	6,346,910
	Toshiba TEC Corp.	153,700	3,979,183
	Tosoh Corp.	993,513	10,808,904
	Totech Corp.	29,200	686,099
	Totetsu Kogyo Co. Ltd.	114,500	1,900,851
	TOTO Ltd.	157,400	4,489,467
#	Totoku Electric Co. Ltd.	16,300	241,129
#	Tottori Bank Ltd.	37,800	270,282
	Toukei Computer Co. Ltd.	7,100	283,628
#	Tow Co. Ltd.	149,900	309,410
	Towa Bank Ltd.	201,000	702,218

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Towa Corp.	101,400	$1,223,749
	Towa Pharmaceutical Co. Ltd.	151,800	2,284,881
	Toyo Construction Co. Ltd.	522,600	3,157,725
	Toyo Corp.	103,200	900,820
#	Toyo Denki Seizo KK	33,200	189,873
#*	Toyo Engineering Corp.	159,815	628,643
#	Toyo Gosei Co. Ltd.	27,500	1,413,459
	Toyo Ink SC Holdings Co. Ltd.	177,000	2,279,024
	Toyo Kanetsu KK	36,600	605,537
	Toyo Machinery & Metal Co. Ltd.	68,300	238,373
	Toyo Securities Co. Ltd.	337,500	517,136
	Toyo Seikan Group Holdings Ltd.	438,400	5,014,175
	Toyo Suisan Kaisha Ltd.	59,400	2,228,520
	Toyo Tanso Co. Ltd.	72,600	1,816,901
	Toyo Tire Corp.	690,100	8,095,884
	Toyo Wharf & Warehouse Co. Ltd.	27,600	209,506
	Toyobo Co. Ltd.	517,278	3,613,304
	Toyoda Gosei Co. Ltd.	276,500	4,420,332
	Toyota Boshoku Corp.	385,300	4,902,781
	Toyota Industries Corp.	98,600	5,079,399
#	Toyota Motor Corp., Sponsored ADR	223,847	31,072,202
	Toyota Motor Corp.	7,546,470	104,704,247
	Toyota Tsusho Corp.	496,546	16,667,008
	TPR Co. Ltd.	130,807	1,098,030
	Traders Holdings Co. Ltd.	57,919	194,097
	Trancom Co. Ltd.	44,000	2,254,441
#	Trans Genic, Inc.	15,000	31,970
#	Transaction Co. Ltd.	49,900	379,354
	Transcosmos, Inc.	65,900	1,514,991
	TRE Holdings Corp.	74,712	805,795
	Trend Micro, Inc., Sponsored ADR	3,540	177,106
	Trend Micro, Inc.	192,500	9,706,522
	Tri Chemical Laboratories, Inc.	59,100	883,794
	Trinity Industrial Corp.	7,900	35,558
	Trusco Nakayama Corp.	156,022	2,089,846
	TS Tech Co. Ltd.	429,000	4,486,354
	TSI Holdings Co. Ltd.	278,490	842,824
	Tsubaki Nakashima Co. Ltd.	229,900	1,904,494
	Tsubakimoto Chain Co.	134,700	2,883,893
	Tsubakimoto Kogyo Co. Ltd.	17,400	447,240
	Tsugami Corp.	319,600	2,393,546
*	Tsukada Global Holdings, Inc.	83,700	207,035
	Tsukishima Kikai Co. Ltd.	121,400	823,003
#	Tsukuba Bank Ltd.	571,400	733,769
	Tsumura & Co.	134,900	2,817,571
	Tsuruha Holdings, Inc.	145,500	8,452,906
	Tsurumi Manufacturing Co. Ltd.	76,800	1,140,998
	Tsutsumi Jewelry Co. Ltd.	43,300	606,125
	Tsuzuki Denki Co. Ltd.	21,500	194,408
	TV Asahi Holdings Corp.	123,200	1,153,998
	Tv Tokyo Holdings Corp.	57,700	737,833
	TYK Corp.	105,800	181,289
	UACJ Corp.	213,814	3,040,174
	UBE Corp.	610,665	7,876,232
	Ubicom Holdings, Inc.	18,200	296,453
	Uchida Yoko Co. Ltd.	40,200	1,226,408
	ULS Group, Inc.	5,500	115,883
	Ultrafabrics Holdings Co. Ltd.	6,600	220,852
	Ulvac, Inc.	112,000	4,415,153

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Unicharm Corp.	205,400	$6,242,398
	Union Tool Co.	22,900	551,274
#	Unipres Corp.	189,941	1,110,115
#	United Super Markets Holdings, Inc.	273,200	1,923,622
#	UNITED, Inc.	49,700	435,781
#*	Unitika Ltd.	302,474	556,674
#*	Universal Entertainment Corp.	109,300	1,474,747
	Urbanet Corp. Co. Ltd.	136,400	282,407
	Usen-Next Holdings Co. Ltd.	62,100	951,465
	User Local, Inc.	7,700	83,260
	Ushio, Inc.	448,700	4,659,474
	USS Co. Ltd.	303,500	4,579,433
	UT Group Co. Ltd.	112,000	1,825,731
#*	Uzabase, Inc.	10,400	49,710
	V Technology Co. Ltd.	47,700	897,194
	Valor Holdings Co. Ltd.	261,200	3,020,367
	Valqua Ltd.	78,700	1,392,074
#	Value HR Co. Ltd.	66,800	688,953
	ValueCommerce Co. Ltd.	74,800	1,091,169
	Valuence Holdings, Inc.	3,400	66,759
#	V-Cube, Inc.	82,500	559,442
	Vector, Inc.	115,700	859,811
	Vertex Corp.	106,680	914,526
*	Village Vanguard Co. Ltd.	21,700	157,011
	VINX Corp.	22,300	237,800
*	Visional, Inc.	10,800	734,129
	Vital KSK Holdings, Inc.	250,385	1,259,232
	VT Holdings Co. Ltd.	606,400	1,964,605
	Wacoal Holdings Corp.	218,900	3,524,748
	Wacom Co. Ltd.	370,800	1,609,005
	Waida Manufacturing Co. Ltd.	1,100	6,881
#	Wakachiku Construction Co. Ltd.	63,200	1,066,926
#*	Wakamoto Pharmaceutical Co. Ltd.	9,000	13,535
	Wakita & Co. Ltd.	204,800	1,616,772
	Warabeya Nichiyo Holdings Co. Ltd.	94,700	1,119,766
#	Waseda Academy Co. Ltd.	13,000	100,042
#	Watahan & Co. Ltd.	93,500	869,049
#	Watts Co. Ltd.	35,100	151,064
	Wavelock Holdings Co. Ltd.	19,300	77,744
	WDB Holdings Co. Ltd.	35,600	613,977
	Wealth Management, Inc./ Tokyo	14,400	122,941
	Weathernews, Inc.	12,500	651,040
	Welbe, Inc.	38,700	248,116
	Welcia Holdings Co. Ltd.	170,088	3,555,075
	Wellnet Corp.	35,100	151,143
#	West Holdings Corp.	151,806	4,536,514
	West Japan Railway Co.	194,100	7,695,399
	Will Group, Inc.	92,900	889,405
	WingArc1st, Inc.	29,900	479,553
	WIN-Partners Co. Ltd.	41,000	267,255
	Wood One Co. Ltd.	35,474	221,236
#	Workman Co. Ltd.	46,300	1,579,505
	World Co. Ltd.	86,100	808,001
	World Holdings Co. Ltd.	49,300	864,688
	Wowow, Inc.	27,000	227,199
	Xebio Holdings Co. Ltd.	129,500	878,299
#	YAC Holdings Co. Ltd.	46,600	401,873
#	Yachiyo Industry Co. Ltd.	45,400	195,353
	Yahagi Construction Co. Ltd.	135,200	681,551

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yaizu Suisankagaku Industry Co. Ltd.	14,700	$79,340
	Yakult Honsha Co. Ltd.	42,200	2,337,835
	YAKUODO Holdings Co. Ltd.	42,500	795,223
	YAMABIKO Corp.	180,440	1,389,436
	YAMADA Consulting Group Co. Ltd.	29,800	244,143
	Yamada Holdings Co. Ltd.	2,687,029	8,658,985
	Yamae Group Holdings Co. Ltd.	12,700	129,154
	Yamagata Bank Ltd.	128,399	881,169
	Yamaguchi Financial Group, Inc.	808,900	4,259,878
	Yamaha Corp.	67,700	2,555,963
	Yamaha Motor Co. Ltd.	1,068,900	22,064,824
	Yamaichi Electronics Co. Ltd.	130,600	1,875,551
#	YA-MAN Ltd.	135,700	1,017,114
	Yamanashi Chuo Bank Ltd.	139,400	954,739
	Yamashina Corp.	175,300	76,587
	Yamashin-Filter Corp.	33,200	92,745
	Yamatane Corp.	54,500	590,414
	Yamato Corp.	82,500	370,869
	Yamato Holdings Co. Ltd.	622,100	9,212,849
	Yamato Kogyo Co. Ltd.	206,400	5,993,821
#	Yamaura Corp.	24,100	160,375
#	Yamaya Corp.	20,710	342,406
	Yamazaki Baking Co. Ltd.	407,400	4,151,131
	Yamazen Corp.	230,700	1,434,280
	Yaoko Co. Ltd.	97,600	4,245,898
	Yashima Denki Co. Ltd.	41,300	281,837
	Yaskawa Electric Corp.	260,500	7,213,060
	Yasuda Logistics Corp.	75,700	467,472
#	Yasunaga Corp.	57,400	237,165
	YE DIGITAL Corp.	15,500	41,980
	Yellow Hat Ltd.	150,200	1,800,808
	Yodogawa Steel Works Ltd.	107,200	1,742,637
	Yokogawa Bridge Holdings Corp.	140,100	1,861,875
	Yokogawa Electric Corp.	222,700	3,723,790
	Yokohama Rubber Co. Ltd.	668,800	10,458,098
	Yokorei Co. Ltd.	257,500	1,561,862
	Yokowo Co. Ltd.	77,900	1,061,791
	Yomeishu Seizo Co. Ltd.	21,100	255,735
	Yondenko Corp.	20,860	253,735
	Yondoshi Holdings, Inc.	74,600	853,479
	Yonex Co. Ltd.	13,100	121,359
	Yorozu Corp.	144,600	839,547
*	Yoshimura Food Holdings KK	12,000	39,402
	Yoshinoya Holdings Co. Ltd.	127,200	1,999,184
	Yotai Refractories Co. Ltd.	104,900	974,865
	Yuasa Funashoku Co. Ltd.	2,900	49,983
	Yuasa Trading Co. Ltd.	74,100	1,844,376
	Yuken Kogyo Co. Ltd.	13,300	156,181
	Yukiguni Maitake Co. Ltd.	62,600	448,349
	Yurtec Corp.	212,300	1,016,144
	Yushin Precision Equipment Co. Ltd.	48,100	227,323
	Yushiro Chemical Industry Co. Ltd.	42,100	228,783
	Yutaka Foods Corp.	4,000	51,472
	Yutaka Giken Co. Ltd.	1,000	11,499
	Z Holdings Corp.	1,057,700	2,729,668
	Zaoh Co. Ltd.	18,400	202,990
	Zenitaka Corp.	11,800	223,278
	Zenkoku Hosho Co. Ltd.	180,200	5,946,036
	Zenrin Co. Ltd.	143,350	843,766

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Zensho Holdings Co. Ltd.	288,197	$7,192,623
	Zeon Corp.	632,300	5,329,823
	ZERIA Pharmaceutical Co. Ltd.	6,700	99,807
	ZIGExN Co. Ltd.	212,800	523,487
	ZOZO, Inc.	286,200	6,072,648
	Zuiko Corp.	52,500	236,403

TOTAL JAPAN			5,692,412,170

NETHERLANDS — (3.0%)
	Aalberts NV	550,095	19,083,713
Ω	ABN AMRO Bank NV	1,311,604	12,893,895
	Acomo NV	97,369	1,819,517
*Ω	Adyen NV	5,303	7,570,556
	Aegon NV	4,847,309	22,438,956
	Aegon NV, Class NY	560,048	2,581,822
#	Akzo Nobel NV	356,629	22,016,634
*Ω	Alfen Beheer BV	22,702	2,408,198
	AMG Advanced Metallurgical Group NV	117,398	3,667,854
	APERAM SA	259,945	6,787,512
	Arcadis NV	386,190	13,106,151
#	ArcelorMittal SA	1,611,441	36,176,855
	ASM International NV	46,034	10,183,627
#	ASML Holding NV	127,591	59,851,227
	ASML Holding NV	182,526	86,228,933
	ASR Nederland NV	632,458	27,848,942
*	Avantium NV	31,500	103,374
Ω	B&S Group Sarl	82,653	432,713
#*Ω	Basic-Fit NV	137,563	3,464,655
	BE Semiconductor Industries NV	312,792	15,941,371
#	Beter Bed Holding NV	55,202	160,757
	Brunel International NV	84,777	780,904
	Coca-Cola Europacific Partners PLC	269,708	12,731,124
	Corbion NV	344,703	9,179,146
Ω	Flow Traders	226,794	5,456,979
#	ForFarmers NV	183,946	498,629
*	Fugro NV	348,655	4,528,738
#	Heijmans NV	143,384	1,452,938
#	Heineken NV	202,928	16,951,426
	IMCD NV	137,560	17,840,759
#	ING Groep NV, Sponsored ADR	446,135	4,381,045
	ING Groep NV	2,521,492	24,810,436
*Ω	Intertrust NV	85,471	1,686,078
	JDE Peet’s NV	132,896	3,804,161
	Kendrion NV	98,411	1,423,327
	Koninklijke Ahold Delhaize NV	3,020,738	84,243,143
*	Koninklijke BAM Groep NV	1,574,015	3,435,162
	Koninklijke DSM NV	208,169	24,486,987
	Koninklijke KPN NV	11,722,816	32,789,952
	Koninklijke Philips NV	43,102	546,744
#	Koninklijke Philips NV	986,782	12,482,792
	Koninklijke Vopak NV	342,700	7,002,045
*Ω	Lucas Bols NV	21,883	216,030
	Nedap NV	23,823	1,281,445
#	NN Group NV	621,547	26,317,813
	OCI NV	349,823	13,379,990
	Ordina NV	506,759	1,946,882
#	PostNL NV	1,977,893	3,096,765
	Prosus NV	386,968	16,733,141
#	Randstad NV	445,769	22,216,765

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	SBM Offshore NV	797,147	$10,788,122
Ω	Signify NV	697,082	19,312,770
	Sligro Food Group NV	132,114	1,916,570
#*††	SRH NV	262,485	0
	TKH Group NV	227,653	8,050,317
#*	TomTom NV	384,771	3,007,781
	Universal Music Group NV	325,543	6,392,183
	Van Lanschot Kempen NV	105,539	2,277,725
	Wolters Kluwer NV	586,422	62,312,331

TOTAL NETHERLANDS			824,526,407

NEW ZEALAND — (0.4%)
#*	a2 Milk Co. Ltd.	1,174,972	3,958,324
*	Air New Zealand Ltd.	10,212,414	4,632,211
	Arvida Group Ltd.	417,150	305,360
*	Auckland International Airport Ltd.	821,208	3,671,146
*	Channel Infrastructure NZ Ltd.	963,762	812,605
	Chorus Ltd.	2,105,850	10,166,431
	Chorus Ltd., ADR	10,487	242,879
#	Comvita Ltd.	26,297	48,943
	Contact Energy Ltd.	552,679	2,424,274
	EBOS Group Ltd.	270,168	5,889,950
*	Eroad Ltd.	30,986	23,075
#	Fisher & Paykel Healthcare Corp. Ltd.	442,015	5,023,509
	Fletcher Building Ltd.	1,712,808	5,112,390
	Fonterra Co-operative Group Ltd.	174,954	303,018
	Freightways Ltd.	487,374	2,928,487
#	Genesis Energy Ltd.	1,388,642	2,283,546
#*	Gentrack Group Ltd.	111,983	99,733
	Hallenstein Glasson Holdings Ltd.	105,182	326,219
	Heartland Group Holdings Ltd.	1,971,694	1,958,594
	Infratil Ltd.	1,062,783	5,396,565
#	Investore Property Ltd.	230,644	206,667
	KMD Brands Ltd.	2,355,551	1,478,812
	Mainfreight Ltd.	230,677	10,194,522
	Manawa Energy Ltd.	141,110	431,998
	Mercury NZ Ltd.	482,384	1,631,081
#	Meridian Energy Ltd.	607,011	1,720,631
#	Napier Port Holdings Ltd.	15,243	25,168
#	NZME Ltd.	1,016,313	659,365
	NZX Ltd.	584,608	407,716
	Oceania Healthcare Ltd.	847,920	423,430
#*	Pacific Edge Ltd.	119,285	29,801
	PGG Wrightson Ltd.	15,190	36,221
#	Port of Tauranga Ltd.	472,431	1,782,432
*	Pushpay Holdings Ltd.	455,556	330,448
*	Rakon Ltd.	215,243	151,113
#	Restaurant Brands New Zealand Ltd.	111,871	464,952
	Ryman Healthcare Ltd.	340,433	1,658,006
#*	Sanford Ltd.	89,406	211,539
	Scales Corp. Ltd.	341,939	941,368
*	Serko Ltd.	22,050	38,107
	Skellerup Holdings Ltd.	661,963	2,037,469
	SKY Network Television Ltd.	1,221,048	1,539,419
*	SKYCITY Entertainment Group Ltd.	3,062,616	5,163,418
#	Spark New Zealand Ltd.	2,896,560	8,622,370
#	Steel & Tube Holdings Ltd.	731,601	552,639
	Summerset Group Holdings Ltd.	1,109,711	6,243,615
*	Synlait Milk Ltd.	212,601	385,261

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
#*	Tourism Holdings Ltd.	721,857	$1,547,788
	TOWER Ltd.	1,285,144	489,346
#	Turners Automotive Group Ltd.	9,552	19,718
	Vector Ltd.	380,819	907,607
*	Vista Group International Ltd.	386,167	345,935
	Warehouse Group Ltd.	451,457	813,556

TOTAL NEW ZEALAND			107,098,777

NORWAY — (1.0%)
	2020 Bulkers Ltd.	50,133	377,273
	ABG Sundal Collier Holding ASA	2,153,116	1,142,515
*	Adevinta ASA	71,720	490,950
	AF Gruppen ASA	68,808	996,661
#*	Akastor ASA	728,100	714,753
#	Aker ASA, Class A	14,451	1,019,716
#	Aker BP ASA	319,200	10,139,804
	Aker Solutions ASA	1,124,084	4,291,809
	AMSC ASA	267,476	974,613
*	Archer Ltd.	322,252	113,645
*	ArcticZymes Technologies ASA	51,533	332,018
	Arendals Fossekompani AS	1,762	40,276
*	Asetek AS	11,047	19,541
	Atea ASA	418,223	4,653,779
#*	Atlantic Sapphire ASA	3,477	2,210
	Austevoll Seafood ASA	352,691	2,613,449
Ω	Avance Gas Holding Ltd.	35,093	201,677
#*	Axactor ASA	778,225	448,337
	B2Holding ASA	980,338	739,271
	Bakkafrost P/F	33,741	1,687,652
	Belships ASA	391,206	547,137
	Bonheur ASA	103,840	2,954,557
*	Borr Drilling Ltd.	40,242	197,588
	Borregaard ASA	474,324	6,377,433
	Bouvet ASA	115,494	610,865
*	BW Energy Ltd.	469,168	1,182,214
Ω	BW LPG Ltd.	588,577	4,762,018
	BW Offshore Ltd.	647,507	1,645,242
*	Cadeler AS	32,714	104,858
*	Carasent ASA	2,705	5,041
#*Ω	Crayon Group Holding ASA	114,342	947,964
	DNB Bank ASA	857,997	15,175,287
	DNO ASA	3,021,203	3,929,778
Ω	Elkem ASA	371,692	1,234,855
#*	Ensurge Micropower ASA	14,937	4,105
	Equinor ASA	1,582,273	57,648,090
#	Equinor ASA, Sponsored ADR	124,864	4,530,066
Ω	Europris ASA	662,801	3,946,425
*	FLEX LNG Ltd.	149,325	4,640,380
#	Frontline Ltd.	387,231	4,839,312
*	Gaming Innovation Group, Inc.	112,692	288,787
	Gjensidige Forsikring ASA	104,111	1,903,016
*	Golar LNG Ltd.	19,800	550,836
#	Golden Ocean Group Ltd.	603,812	4,956,555
	Grieg Seafood ASA	255,450	1,768,994
	Hafnia Ltd.	122,099	628,795
#*	Hexagon Composites ASA	321,784	739,344
	Hunter Group ASA	1,240,618	258,734
	Itera ASA	52,344	64,995
Ω	Kid ASA	77,338	580,302

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Kitron ASA	259,651	$581,815
*	Komplett Bank ASA	109,423	53,538
*	Kongsberg Automotive ASA	4,347,422	1,141,742
	Kongsberg Gruppen ASA	89,325	3,203,231
	Leroy Seafood Group ASA	287,244	1,322,664
*	Magnora ASA	32,075	69,718
	Medistim ASA	5,095	118,348
	Mowi ASA	308,411	4,603,270
	MPC Container Ships ASA	1,262,536	1,991,647
#Ω	Multiconsult ASA	18,411	220,284
*	Nekkar ASA	137,243	82,487
#*	NEL ASA	1,897,216	2,319,024
*	Nordic Semiconductor ASA	114,609	1,617,970
	Norsk Hydro ASA	1,622,940	10,299,696
*Ω	Norske Skog ASA	196,602	1,211,909
*	Northern Ocean Ltd.	17,305	18,733
*	Norway Royal Salmon ASA	68,227	867,395
*	Norwegian Air Shuttle ASA	150,444	120,469
*	Norwegian Energy Co. ASA	12,643	467,532
*	Odfjell Drilling Ltd.	560,331	1,464,332
	Odfjell SE, Class A	47,975	315,849
*	Odfjell Technology Ltd.	93,388	204,270
	OKEA ASA	42,517	173,238
Ω	Okeanis Eco Tankers Corp.	41,553	675,390
	Olav Thon Eiendomsselskap ASA	22,385	374,954
	Orkla ASA	370,905	2,501,812
	Otello Corp. ASA	10,504	8,448
	Pareto Bank ASA	49,448	223,719
#*	PGS ASA	3,144,633	2,026,524
*	PhotoCure ASA	17,182	152,277
#*Ω	poLight ASA	33,845	74,475
#*	Prosafe SE	1,400	24,643
	Protector Forsikring ASA	232,499	2,768,187
*	Q-Free ASA	45,843	26,872
*	REC Silicon ASA	734,468	1,411,108
	Salmar ASA	15,170	514,288
*	SATS ASA	179,235	125,183
Ω	Scatec ASA	174,375	1,235,210
	Schibsted ASA, Class A	45,756	706,198
	Schibsted ASA, Class B	57,923	861,150
*	SD Standard ETC PLC	70,856	13,677
*	Self Storage Group ASA	2,994	8,123
	Selvaag Bolig ASA	206,925	669,579
*Ω	Shelf Drilling Ltd.	406,607	877,270
*	Solstad Offshore ASA	40,084	100,052
	SpareBank 1 Helgeland	808	8,774
	Sparebank 1 Oestlandet	11,051	119,480
#	SpareBank 1 Sorost-Norge	3,509	17,410
	SpareBank 1 SR-Bank ASA	514,458	5,238,821
	Sparebanken More	9,695	68,006
	Stolt-Nielsen Ltd.	126,582	3,035,922
	Storebrand ASA	1,166,839	9,077,251
	Subsea 7 SA	690,591	6,889,953
	Telenor ASA	526,041	4,780,591
	TGS ASA	516,895	7,037,435
	TOMRA Systems ASA	402,099	6,494,537
	Treasure ASA	264,434	421,639
#*	Ultimovacs ASA	18,064	136,372
	Veidekke ASA	397,003	3,302,086

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	Volue ASA	5,911	$15,368
*	Vow ASA	20,601	36,632
	Wallenius Wilhelmsen ASA	287,819	2,046,269
	Wilh Wilhelmsen Holding ASA, Class A	50,356	1,171,578
#Ω	XXL ASA	1,175,363	511,264
	Yara International ASA	251,094	11,206,681

TOTAL NORWAY			267,487,891

PORTUGAL — (0.3%)
	Altri SGPS SA	501,595	2,791,197
#	Banco Comercial Portugues SA, Class R	50,610,016	7,210,661
*††	Banco Espirito Santo SA	3,375,184	0
	Corticeira Amorim SGPS SA	6,478	62,597
#	CTT-Correios de Portugal SA	422,574	1,304,364
	EDP - Energias de Portugal SA	1,768,729	7,728,132
	EDP - Energias de Portugal SA, Sponsored ADR	7,202	314,475
	EDP Renovaveis SA	357,560	7,523,949
	Galp Energia SGPS SA	1,923,445	19,528,925
*	Greenvolt-Energias Renovaveis SA	120,896	928,644
	Ibersol SGPS SA	10,010	58,414
	Jeronimo Martins SGPS SA	505,180	10,453,693
#	Mota-Engil SGPS SA	523,052	626,755
	Navigator Co. SA	1,158,557	4,413,925
#	NOS SGPS SA	1,575,603	6,171,282
#	Novabase SGPS SA	12,258	50,831
#	REN - Redes Energeticas Nacionais SGPS SA	1,172,575	3,034,881
	Sonae SGPS SA	6,028,034	5,789,287

TOTAL PORTUGAL			77,992,012

SINGAPORE — (1.0%)
*††	Abterra Ltd.	189,000	0
	AEM Holdings Ltd.	1,169,500	2,652,168
	Amara Holdings Ltd.	248,000	57,976
*	Avarga Ltd.	1,648,100	285,432
#*	Banyan Tree Holdings Ltd.	733,700	142,512
#*††	Best World International Ltd.	231,857	167,063
	Bonvests Holdings Ltd.	51,600	34,628
	Boustead Projects Ltd.	147,404	87,034
	Boustead Singapore Ltd.	1,300,267	721,325
	BRC Asia Ltd.	9,300	10,641
	Bukit Sembawang Estates Ltd.	678,300	1,945,809
#	Bund Center Investment Ltd.	316,000	98,301
	Capitaland India Trust	2,006,900	1,588,242
	Capitaland Investment Ltd.	1,077,800	2,292,097
	Centurion Corp. Ltd.	1,091,800	254,035
	China Aviation Oil Singapore Corp. Ltd.	1,190,400	559,215
#	China Sunsine Chemical Holdings Ltd.	3,162,900	940,364
	Chip Eng Seng Corp. Ltd.	2,607,300	1,326,340
	City Developments Ltd.	839,000	4,523,562
#	Civmec Ltd.	303,700	129,718
	ComfortDelGro Corp. Ltd.	5,494,669	4,932,521
*	COSCO Shipping International Singapore Co. Ltd.	2,817,000	322,596
*	Creative Technology Ltd.	27,000	24,554
#	CSE Global Ltd.	1,844,800	456,636
	DBS Group Holdings Ltd.	1,206,734	29,174,366
#	Del Monte Pacific Ltd.	2,438,682	508,054
#	Delfi Ltd.	417,200	207,736
#	DFI Retail Group Holdings Ltd.	756,100	1,695,101

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
*††	DMX Technologies Group Ltd.	256,000	$0
*	Dyna-Mac Holdings Ltd.	544,800	68,760
#*††	Ezion Holdings Ltd.	4,315,348	0
#*††	Ezra Holdings Ltd.	3,719,565	5,413
	Far East Orchard Ltd.	940,673	692,155
	First Resources Ltd.	2,627,600	2,760,645
	Food Empire Holdings Ltd.	1,029,400	364,007
#	Frasers Property Ltd.	1,107,100	700,108
#	Frencken Group Ltd.	1,531,700	909,045
	Fu Yu Corp. Ltd.	2,511,800	354,858
*	Gallant Venture Ltd.	2,485,000	226,420
	Genting Singapore Ltd.	8,224,500	4,677,042
#	Geo Energy Resources Ltd.	3,320,700	913,805
	GK Goh Holdings Ltd.	14,200	9,026
	Golden Agri-Resources Ltd.	32,088,769	6,580,079
#*	Golden Energy & Resources Ltd.	2,206,400	1,353,749
	GP Industries Ltd.	174,000	73,313
	Grand Venture Technology Ltd.	25,000	8,668
	Great Eastern Holdings Ltd.	79,700	1,007,707
	GSH Corp. Ltd.	52,560	6,033
#	GuocoLand Ltd.	1,179,321	1,292,611
#*	Halcyon Agri Corp. Ltd.	1,128,946	195,419
	Haw Par Corp. Ltd.	288,400	1,925,359
	Hiap Hoe Ltd.	128,000	66,599
#	Ho Bee Land Ltd.	1,013,100	1,654,027
#	Hong Fok Corp. Ltd.	2,196,988	1,444,194
#	Hong Leong Asia Ltd.	2,852,000	1,270,631
	Hong Leong Finance Ltd.	89,000	148,368
	Hongkong Land Holdings Ltd.	1,417,900	5,458,751
	Hotel Grand Central Ltd.	183,373	126,366
	Hour Glass Ltd.	656,500	905,075
	Hutchison Port Holdings Trust	25,946,400	4,237,670
#*††	Hyflux Ltd.	2,064,700	0
#	iFAST Corp. Ltd.	545,200	1,562,043
#	Indofood Agri Resources Ltd.	10,819,700	2,251,753
#	InnoTek Ltd.	433,700	131,729
#	Japfa Ltd.	3,201,180	1,153,049
	Jardine Cycle & Carriage Ltd.	305,797	6,422,854
*††	Jurong Technologies Industrial Corp. Ltd.	213,200	0
	Keppel Corp. Ltd.	2,171,200	10,686,686
	Keppel Infrastructure Trust	8,042,150	3,009,364
	KSH Holdings Ltd.	555,650	133,081
#	Low Keng Huat Singapore Ltd.	293,000	84,921
*	Mandarin Oriental International Ltd.	194,700	320,737
	Metro Holdings Ltd.	1,879,500	829,346
	Mewah International, Inc.	47,900	10,598
#*††	Midas Holdings Ltd.	4,664,147	0
#*	mm2 Asia Ltd.	2,636,000	80,236
	Nanofilm Technologies International Ltd.	335,800	413,156
	Netlink NBN Trust	3,215,900	1,942,553
	NSL Ltd.	75,000	42,968
*	Oceanus Group Ltd.	1,015,400	7,896
	Olam Group Ltd.	2,178,675	2,062,663
	OUE Ltd.	1,701,700	1,515,174
	Oversea-Chinese Banking Corp. Ltd.	2,366,868	20,317,390
#	Oxley Holdings Ltd.	5,872,996	614,644
	Pan-United Corp. Ltd.	335,000	95,928
#	Propnex Ltd.	247,500	227,332
	PSC Corp. Ltd.	215,900	51,992

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#	Q&M Dental Group Singapore Ltd.	1,415,140	$334,590
	QAF Ltd.	1,193,765	674,740
#*	Raffles Education Ltd.	13,571,227	488,127
	Raffles Medical Group Ltd.	2,864,263	2,691,143
	Riverstone Holdings Ltd.	551,600	210,188
*	SATS Ltd.	317,792	613,424
	SBS Transit Ltd.	77,700	142,124
	SembCorp Industries Ltd.	4,986,200	10,249,896
*	SembCorp Marine Ltd.	58,431,100	5,236,221
	Sheng Siong Group Ltd.	2,695,300	2,972,716
#*	SHS Holdings Ltd.	948,600	96,618
*	SIA Engineering Co. Ltd.	304,000	464,095
#	SIIC Environment Holdings Ltd.	4,946,980	514,935
	Silverlake Axis Ltd.	207,300	47,548
#	Sinarmas Land Ltd.	4,896,900	656,868
	Sing Holdings Ltd.	392,300	98,694
#*	Singapore Airlines Ltd.	1,834,700	6,805,464
	Singapore Exchange Ltd.	1,242,500	7,388,685
	Singapore Land Group Ltd.	560,723	860,959
	Singapore Post Ltd.	5,286,716	2,018,763
	Singapore Shipping Corp. Ltd.	137,000	24,642
	Singapore Technologies Engineering Ltd.	2,281,400	5,318,706
	Singapore Telecommunications Ltd.	758,750	1,335,965
	Stamford Land Corp. Ltd.	2,635,576	697,534
	StarHub Ltd.	2,431,810	1,838,437
#	Straits Trading Co. Ltd.	626,226	911,584
#*††	Swiber Holdings Ltd.	1,301,500	0
	Thomson Medical Group Ltd.	2,176,700	118,382
	Tiong Woon Corp. Holding Ltd.	160,750	51,344
#	Tuan Sing Holdings Ltd.	3,547,084	765,830
	UMS Holdings Ltd.	2,689,108	1,700,825
	United Overseas Bank Ltd.	1,117,889	21,931,625
	United Overseas Insurance Ltd.	1,900	8,493
#	UOB-Kay Hian Holdings Ltd.	1,234,123	1,160,159
	UOL Group Ltd.	1,230,488	5,374,512
#	Valuetronics Holdings Ltd.	2,771,960	871,583
	Venture Corp. Ltd.	790,400	8,894,645
	Vicom Ltd.	9,600	12,757
	Wee Hur Holdings Ltd.	917,300	127,265
	Wilmar International Ltd.	4,947,200	13,553,112
#	Wing Tai Holdings Ltd.	2,379,924	2,558,776
#*	Yangzijiang Financial Holding Ltd.	8,497,100	1,860,622
	Yangzijiang Shipbuilding Holdings Ltd.	8,497,100	7,203,207
	Yeo Hiap Seng Ltd.	64,554	30,549

TOTAL SINGAPORE			267,458,374

SPAIN — (2.0%)
	Acciona SA	165,396	29,781,467
	Acerinox SA	869,321	7,618,770
#	ACS Actividades de Construccion y Servicios SA	699,932	17,961,138
#*††	Adveo Group International SA	60,568	0
Ω	Aedas Homes SA	26,001	341,459
*Ω	Aena SME SA	48,935	5,751,400
	Alantra Partners SA	1,298	16,523
	Almirall SA	251,186	2,340,415
*	Amadeus IT Group SA	442,232	23,064,726
#*	Amper SA	4,196,935	619,999
	Applus Services SA	637,660	3,765,409
#	Atresmedia Corp. de Medios de Comunicacion SA	439,512	1,268,378

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Azkoyen SA	55,415	$333,993
#	Banco Bilbao Vizcaya Argentaria SA	5,464,366	28,189,508
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	994,305	5,120,671
	Banco de Sabadell SA	29,306,199	23,058,232
#	Banco Santander SA	16,662,119	43,212,799
	Banco Santander SA, Sponsored ADR	435,562	1,136,817
	Bankinter SA	1,807,761	10,935,070
	CaixaBank SA	4,097,531	13,587,590
#*††	Caja de Ahorros del Mediterraneo	21,176	0
Ω	Cellnex Telecom SA	118,817	3,888,908
	Cia de Distribucion Integral Logista Holdings SA	288,672	5,970,161
	CIE Automotive SA	310,423	7,907,462
	Construcciones y Auxiliar de Ferrocarriles SA	86,096	2,247,848
#*	Deoleo SA	34,183	8,053
*	Distribuidora Internacional de Alimentacion SA	14,466,751	175,693
#*	Duro Felguera SA	57,344	36,113
#	Ebro Foods SA	220,621	3,440,173
*	eDreams ODIGEO SA	184,786	764,361
	Elecnor SA	67,231	671,360
	Enagas SA	1,098,051	17,825,650
	Ence Energia y Celulosa SA	751,723	2,574,544
	Endesa SA	660,412	11,034,189
	Ercros SA	711,393	2,283,916
	Faes Farma SA	1,552,038	5,858,144
	Ferrovial SA	473,330	11,567,402
	Fluidra SA	188,942	2,565,993
	Fomento de Construcciones y Contratas SA	92,349	769,347
Ω	Gestamp Automocion SA	822,508	2,896,289
Ω	Global Dominion Access SA	489,016	1,794,624
#*	Grifols SA	606,564	5,160,388
	Grupo Catalana Occidente SA	137,430	3,732,482
#	Grupo Empresarial San Jose SA	85,660	311,536
	Iberdrola SA	2,945,163	29,950,168
	Iberpapel Gestion SA	6,948	91,979
#	Indra Sistemas SA	760,474	6,801,429
#	Industria de Diseno Textil SA	743,481	16,875,678
	Laboratorios Farmaceuticos Rovi SA	117,255	5,333,016
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,742,693	1,633,308
#	Mapfre SA	4,002,142	6,864,436
*	Melia Hotels International SA	326,766	1,519,226
	Miquel y Costas & Miquel SA	166,113	1,760,820
#	Naturgy Energy Group SA	38,373	984,748
Ω	Neinor Homes SA	55,831	446,350
#*	Obrascon Huarte Lain SA	1,464,877	622,506
#*	Oryzon Genomics SA	8,551	17,968
#	Pharma Mar SA	11,888	712,325
	Prim SA	5,935	65,039
*	Promotora de Informaciones SA, Class A	739,421	244,543
#Ω	Prosegur Cash SA	110,227	66,420
#	Prosegur Cia de Seguridad SA	1,039,552	1,935,897
*	Realia Business SA	722,094	720,953
	Red Electrica Corp. SA	743,271	12,022,932
	Repsol SA, Sponsored ADR	104,827	1,422,495
	Repsol SA	4,909,248	66,787,692
#	Sacyr SA	2,555,134	6,268,063
*	Solaria Energia y Medio Ambiente SA	264,349	4,180,976
#Ω	Talgo SA	283,050	785,417
#*	Tecnicas Reunidas SA	32,054	228,784
#	Telefonica SA, Sponsored ADR	71,006	244,971

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Telefonica SA	15,552,229	$53,611,548
#*	Tubacex SA	319,287	701,189
#*	Tubos Reunidos SA	28,836	6,332
Ω	Unicaja Banco SA	3,962,560	3,512,764
	Vidrala SA	67,056	5,125,832
	Viscofan SA	274,062	16,319,566
	Vocento SA	126,195	77,174

TOTAL SPAIN			559,531,544

SWEDEN — (2.6%)
	AAK AB	163,803	2,387,830
Ω	AcadeMedia AB	181,955	778,698
#	AddLife AB, Class B	219,091	2,048,140
	AddNode Group AB, Class B	130,185	1,132,604
	AddTech AB, Class B	506,255	6,117,245
	AFRY AB	302,663	4,064,396
	Alfa Laval AB	136,477	3,359,422
#Ω	Alimak Group AB	114,108	715,458
*	Alleima AB	266,144	906,818
	Alligo AB, Class B	114,182	844,008
Ω	Ambea AB	182,074	644,033
*	Annehem Fastigheter AB, Class B	225,311	439,741
	AQ Group AB	4,003	102,748
*	Arise AB	103,484	461,724
	Arjo AB, Class B	680,681	2,715,226
	Assa Abloy AB, Class B	315,904	6,378,756
	Atlas Copco AB, Class A	2,256,584	24,085,082
	Atlas Copco AB, Class B	1,311,308	12,681,867
	Atrium Ljungberg AB, Class B	118,150	1,580,149
*Ω	Attendo AB	265,565	548,222
#	Avanza Bank Holding AB	347,703	6,935,642
	Axfood AB	249,517	6,177,693
	Balco Group AB	10,680	44,833
	Beijer Alma AB	159,047	2,223,718
	Beijer Electronics Group AB	9,204	76,282
#	Beijer Ref AB, Class B	482,397	7,478,323
	Bergman & Beving AB	126,274	1,037,633
	Betsson AB, Class B	729,014	5,301,555
#*	Better Collective AS	75,903	986,759
*	BHG Group AB	46,080	77,220
	Bilia AB, Class A	666,552	7,060,275
	Billerud AB	577,185	7,451,283
	BioGaia AB, Class B	433,324	3,433,906
	Biotage AB	188,814	3,099,082
	Bjorn Borg AB	96,207	241,304
	Boliden AB	750,610	21,828,413
	Bonava AB, Class B	706,873	2,067,566
#*Ω	Boozt AB	49,339	359,815
Ω	Bravida Holding AB	529,225	4,958,266
	Bufab AB	126,094	2,383,155
	Bulten AB	90,673	510,582
	Bure Equity AB	316,890	6,115,355
	Byggmax Group AB	476,385	1,993,698
*	Careium AB	6,646	4,819
#	Castellum AB	240,884	2,754,289
	Catella AB	103,593	372,138
	Catena AB	81,878	2,780,812
#*	Catena Media PLC	292,957	754,789
*	Cavotec SA	3,925	5,865

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Cellavision AB	6,677	$125,206
	Cibus Nordic Real Estate AB	7,735	105,655
	Clas Ohlson AB, Class B	239,865	1,601,840
	Cloetta AB, Class B	1,688,505	3,086,488
*	Collector Bank AB	276,668	676,310
#	Concentric AB	234,723	3,888,123
Ω	Coor Service Management Holding AB	315,053	1,673,870
#	Corem Property Group AB, Class B	2,014,837	1,254,235
	Dedicare AB, Class B	1,296	13,652
	Dios Fastigheter AB	331,390	2,176,160
#Ω	Dometic Group AB	837,677	4,796,097
*	Doro AB	126,552	183,525
*	Duni AB	161,535	1,087,057
#Ω	Dustin Group AB	309,926	1,289,550
	Eastnine AB	116,308	1,077,315
	Elanders AB, Class B	33,097	451,512
#	Electrolux AB, Class B	753,722	9,298,800
	Electrolux Professional AB, Class B	662,776	2,502,204
#	Elekta AB, Class B	516,661	2,626,073
*Ω	Eltel AB	80,003	53,594
#*	Enea AB	70,527	503,171
	Eolus Vind AB, Class B	3,148	37,465
#	Epiroc AB, Class A	553,643	8,475,415
	Epiroc AB, Class B	315,585	4,237,414
	Essity AB, Class A	31,206	655,457
	Essity AB, Class B	439,098	9,277,417
Ω	Evolution AB	40,895	3,814,795
	eWork Group AB	24,860	264,635
	Fabege AB	198,564	1,441,572
	Fagerhult AB	241,032	960,752
*	Fastighets AB Balder, Class B	497,526	1,867,534
	Fastighets AB Trianon, Class B	27,136	45,970
	FastPartner AB, Class A	51,994	317,678
#	Fenix Outdoor International AG	7,270	591,290
#*	Fingerprint Cards AB, Class B	34,018	16,090
#	G5 Entertainment AB	11,726	192,449
	GARO AB	45,463	458,377
#	Getinge AB, Class B	213,273	4,327,945
	Granges AB	595,369	4,023,329
*Ω	Green Landscaping Group AB	3,228	17,323
#	H & M Hennes & Mauritz AB, Class B	902,620	9,091,328
	Hanza AB	73,660	320,227
	Heba Fastighets AB, Class B	63,340	180,897
	Hexagon AB, Class B	513,675	5,078,133
	Hexatronic Group AB	509,453	6,894,501
	Hexpol AB	930,572	9,184,868
	HMS Networks AB	83,511	2,148,611
*Ω	Hoist Finance AB	320,698	736,420
	Holmen AB, Class B	147,378	5,348,409
	Hufvudstaden AB, Class A	156,396	1,863,738
*	Humana AB	94,856	361,125
	Husqvarna AB, Class A	104,942	626,097
#	Husqvarna AB, Class B	1,103,828	6,553,589
#	Indutrade AB	519,154	9,089,324
#	Instalco AB	563,784	2,261,519
*	International Petroleum Corp.	438,091	4,342,649
#	Intrum AB	264,978	3,334,004
	Inwido AB	294,078	2,641,709
*	ITAB Shop Concept AB	23,230	20,100

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	JM AB	335,247	$5,047,781
#*	John Mattson Fastighetsforetagen AB	15,390	97,201
	Kabe Group AB, Class B	500	8,611
*	Karnov Group AB	75,060	400,167
#*	K-fast Holding AB	7,663	15,744
	Kindred Group PLC, SDR	841,467	7,299,584
	KNOW IT AB	133,891	2,664,816
#	Lagercrantz Group AB, Class B	785,645	6,729,880
	Lifco AB, Class B	203,734	2,943,922
	Lime Technologies AB	6,475	118,293
	Lindab International AB	467,073	4,968,325
	Loomis AB	547,033	15,316,115
*	Maha Energy AB	5,355	5,922
	Medicover AB, Class B	64,789	802,384
	MEKO AB	218,864	2,068,231
*	Micro Systemation AB, Class B	45,756	161,506
*	Midsona AB, Class B	6,397	4,745
*	Millicom International Cellular SA, SDR	784,577	8,515,341
#	MIPS AB	89,032	2,879,484
	Modern Times Group MTG AB, Class B	374,773	2,809,624
*	Momentum Group AB	114,182	608,074
Ω	Munters Group AB	152,368	1,188,751
	Mycronic AB	263,750	4,139,309
	NCAB Group AB	119,639	521,541
	NCC AB, Class B	350,224	2,918,222
	Nederman Holding AB	14,984	204,884
*	Net Insight AB, Class B	2,048,362	1,082,438
	New Wave Group AB, Class B	290,905	4,043,098
	Nibe Industrier AB, Class B	450,569	3,594,085
	Nilorngruppen AB, Class B	13,985	95,284
	Nobia AB	654,068	1,089,195
	Nolato AB, Class B	1,230,356	5,189,442
	Nordic Waterproofing Holding AB	75,557	977,252
	Nordnet AB publ	8,445	104,615
*	Note AB	64,425	930,746
#	NP3 Fastigheter AB	65,770	1,045,097
	Nyfosa AB	483,621	2,890,176
	OEM International AB, Class B	161,165	804,010
	Orron Energy AB	188,014	390,027
*	Ovzon AB	33,979	122,862
*	Pandox AB	302,606	3,705,754
	Peab AB, Class B	1,109,979	5,759,277
	Platzer Fastigheter Holding AB, Class B	57,869	358,706
	Prevas AB, Class B	21,235	222,033
	Pricer AB, Class B	522,852	903,684
	Proact IT Group AB	131,983	1,068,794
	Profilgruppen AB, Class B	761	6,748
	Ratos AB, Class B	1,214,706	4,546,746
*	RaySearch Laboratories AB	98,020	509,551
	Rejlers AB	2,119	24,869
Ω	Resurs Holding AB	1,266,566	2,752,202
	Rottneros AB	362,655	421,015
	Saab AB, Class B	122,725	4,336,370
	Sagax AB, Class A	758	13,932
	Sagax AB, Class B	124,602	2,296,083
#	Samhallsbyggnadsbolaget i Norden AB	2,283,946	3,137,880
#	Samhallsbyggnadsbolaget i Norden AB, Class D	62,171	102,223
	Sandvik AB	1,330,723	20,794,871
*	Scandi Standard AB	300,827	1,380,885

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#*Ω	Scandic Hotels Group AB	661,502	$2,097,774
*	Sdiptech AB, Class B	10,802	208,284
	Sectra AB, Class B	334,324	4,432,090
#	Securitas AB, Class B	857,664	7,007,807
*	Sensys Gatso Group AB	2,506,687	258,977
*	Serneke Group AB	9,232	25,096
	Sintercast AB	725	6,996
	Skandinaviska Enskilda Banken AB, Class A	1,234,100	13,011,599
#	Skandinaviska Enskilda Banken AB, Class C	14,509	165,491
	Skanska AB, Class B	927,813	14,428,740
#	SKF AB, Class A	46,204	706,471
	SKF AB, Class B	891,968	12,911,782
	SkiStar AB	200,668	1,920,210
	Softronic AB, Class B	12,772	26,554
*	Solid Forsakring AB	20,794	99,028
	SSAB AB, Class A	829,380	3,989,945
	SSAB AB, Class B	2,031,406	9,442,827
#*	Stendorren Fastigheter AB	19,863	345,155
*	Stillfront Group AB	300,186	584,268
	Svenska Cellulosa AB SCA, Class A	44,437	536,296
#	Svenska Cellulosa AB SCA, Class B	575,643	6,791,312
	Svenska Handelsbanken AB, Class A	1,127,638	10,476,916
#	Svenska Handelsbanken AB, Class B	30,006	328,114
	Sweco AB, Class B	405,579	3,047,368
#	Swedbank AB, Class A	699,674	10,430,774
	Swedish Match AB	1,010,673	10,394,659
*	Swedish Orphan Biovitrum AB	296,979	5,470,178
	Systemair AB	115,719	612,322
	Tele2 AB, Class B	1,625,347	13,321,368
#	Telefonaktiebolaget LM Ericsson, Class A	79,710	473,481
	Telefonaktiebolaget LM Ericsson, Class B	3,968,196	22,060,565
#	Telia Co. AB	5,513,402	14,609,217
	Tethys Oil AB	179,240	1,106,333
	TF Bank AB	14,102	210,685
#Ω	Thule Group AB	282,490	5,565,226
*	Transtema Group AB	27,114	65,174
	Trelleborg AB, Class B	353,176	7,776,602
	Troax Group AB	134,883	2,001,914
	VBG Group AB, Class B	4,050	47,312
*	Viaplay Group AB, Class B	129,849	2,370,564
*	Vicore Pharma Holding AB	23,332	63,198
	Vitec Software Group AB, Class B	27,304	1,001,869
	Vitrolife AB	68,071	1,100,156
	Volati AB	30,730	281,237
	Volvo AB, Class A	375,732	6,418,115
	Volvo AB, Class B	2,990,796	48,950,137
#	Wallenstam AB, Class B	511,004	1,802,870
	Wihlborgs Fastigheter AB	686,728	4,498,910
	XANO Industri AB, Class B	16,380	153,451

TOTAL SWEDEN			720,851,653

SWITZERLAND — (7.3%)
#	ABB Ltd.	3,085,634	85,688,979
#	Accelleron Industries AG	154,282	2,616,171
#	Adecco Group AG	627,737	19,645,634
	Alcon, Inc.	750,285	45,612,373
	Allreal Holding AG	87,469	12,529,627
	ALSO Holding AG	32,347	5,083,882
*	ams-OSRAM AG	949,858	5,376,528

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	APG SGA SA	6,133	$1,001,608
	Arbonia AG	250,748	3,047,694
*	Aryzta AG	5,284,770	5,417,413
#	Ascom Holding AG	138,369	850,820
#	Autoneum Holding AG	15,918	1,522,458
	Baloise Holding AG	205,119	28,023,794
	Banque Cantonale de Geneve	4,792	861,426
	Banque Cantonale Vaudoise	157,370	14,005,228
	Barry Callebaut AG	13,327	25,213,509
	Belimo Holding AG	26,760	10,899,544
	Bell Food Group AG	10,429	2,543,271
#	Bellevue Group AG	49,362	1,712,477
	Berner Kantonalbank AG	13,673	3,011,618
	BKW AG	63,712	7,432,815
	Bossard Holding AG, Class A	38,059	7,556,201
	Bucher Industries AG	38,395	12,945,469
	Burckhardt Compression Holding AG	12,368	5,350,376
	Burkhalter Holding AG	19,972	1,555,884
	Bystronic AG	6,391	3,670,964
	Calida Holding AG	22,636	960,866
	Carlo Gavazzi Holding AG	1,409	370,027
	Cembra Money Bank AG	142,707	10,348,981
#	Chocoladefabriken Lindt & Spruengli AG	121	11,759,850
#*	Cicor Technologies Ltd.	9,793	412,529
	Cie Financiere Richemont SA, Class A	370,188	36,179,779
	Cie Financiere Tradition SA	4,850	506,353
#	Clariant AG	1,086,690	17,463,987
	Coltene Holding AG	20,543	1,643,422
	Comet Holding AG	5,731	912,362
	COSMO Pharmaceuticals NV	10,598	618,916
#	Credit Suisse Group AG	1,458,736	6,042,755
#	Credit Suisse Group AG, Sponsored ADR	1,283,003	5,285,971
	Daetwyler Holding AG	22,355	3,967,439
	DKSH Holding AG	164,427	11,861,856
	dormakaba Holding AG	14,005	4,445,406
*	Dufry AG	317,276	10,466,147
	EFG International AG	566,354	4,635,203
	Emmi AG	10,232	8,164,681
	EMS-Chemie Holding AG	10,062	6,326,894
	Energiedienst Holding AG	13,779	564,296
#*	Evolva Holding SA	883,470	74,176
	Feintool International Holding AG	33,732	677,112
*	Flughafen Zurich AG	106,450	16,514,246
	Forbo Holding AG	5,259	6,366,130
	Fundamenta Real Estate AG	2,030	31,715
Ω	Galenica AG	254,731	18,301,916
#*	GAM Holding AG	1,095,054	828,119
	Geberit AG	59,452	26,428,634
	Georg Fischer AG	483,280	26,766,350
	Givaudan SA	13,568	40,526,794
#	Gurit Holding AG, Class BR	24,180	2,234,101
	Helvetia Holding AG	217,480	21,596,269
	Hiag Immobilien Holding AG	4,425	356,176
#*	HOCHDORF Holding AG	4,528	115,656
	Holcim AG	882,625	40,052,101
	Huber & Suhner AG	89,969	8,013,678
*	Implenia AG	74,894	2,811,608
#*	Ina Invest Holding AG	16,484	322,837
	Inficon Holding AG	8,680	6,901,600

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Interroll Holding AG	3,126	$6,585,486
	Intershop Holding AG	5,202	3,163,864
	Investis Holding SA	6,553	664,221
	Julius Baer Group Ltd.	803,809	38,565,841
*	Jungfraubahn Holding AG	10,539	1,195,011
	Kardex Holding AG	45,390	6,941,105
	Komax Holding AG	23,251	5,456,930
#	Kudelski SA	184,312	502,529
	Kuehne + Nagel International AG	83,859	17,850,743
#	Landis & Gyr Group AG	104,395	6,015,964
	LEM Holding SA	2,492	4,149,055
	Liechtensteinische Landesbank AG	46,137	2,519,253
#	Logitech International SA	526,412	26,153,268
	Lonza Group AG	28,619	14,732,600
	Luzerner Kantonalbank AG	9,456	3,898,604
Ω	Medacta Group SA	14,708	1,322,525
Ω	Medmix AG	110,231	1,940,529
	Meier Tobler Group AG	21,817	689,108
	Metall Zug AG, Class B	966	1,790,493
	Mikron Holding AG	55,845	489,550
	Mobilezone Holding AG	185,118	2,935,907
	Mobimo Holding AG	44,723	10,432,006
	Nestle SA	1,728,150	188,124,338
	Novartis AG, Sponsored ADR	2,012,205	163,250,192
	Novartis AG	239,712	19,390,474
	Novavest Real Estate AG	711	28,861
	OC Oerlikon Corp. AG	1,212,475	7,831,527
*	Orascom Development Holding AG	65,164	488,180
	Orell Fuessli AG	613	50,140
	Orior AG	34,976	2,438,189
	Partners Group Holding AG	34,265	30,755,680
#	Peach Property Group AG	1,098	23,363
	Phoenix Mecano AG	1,836	600,853
	Plazza AG, Class A	2,576	800,262
	PSP Swiss Property AG	153,405	16,388,222
	Rieter Holding AG	20,683	1,723,968
#	Roche Holding AG	24,444	9,921,577
	Roche Holding AG	634,350	210,476,138
	Romande Energie Holding SA	597	667,714
#	Schaffner Holding AG	1,819	488,770
	Schindler Holding AG	34,603	5,447,208
	Schweiter Technologies AG	5,901	3,953,703
#*Ω	Sensirion Holding AG	35,100	3,193,476
	SFS Group AG	85,811	7,759,753
	SGS SA	9,768	21,533,661
	Siegfried Holding AG	23,897	14,225,359
	SIG Group AG	1,099,727	21,140,131
	Sika AG	184,293	41,553,600
	Softwareone Holding AG	146,415	1,647,787
	Sonova Holding AG	80,248	18,967,708
	St Galler Kantonalbank AG	12,178	5,733,114
	Straumann Holding AG	115,678	11,009,226
	Sulzer AG	110,231	7,351,820
	Swatch Group AG	84,607	19,011,989
	Swatch Group AG	138,546	5,788,272
	Swiss Life Holding AG	73,722	35,697,818
	Swiss Prime Site AG	361,124	29,140,151
	Swiss Re AG	489,111	36,333,494
*	Swiss Steel Holding AG	1,787,267	402,409

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Swisscom AG	101,477	$50,108,235
	Swissquote Group Holding SA	55,419	6,564,443
	Tecan Group AG	5,749	2,108,926
	Temenos AG	185,885	11,071,080
	Thurgauer Kantonalbank	1,440	168,998
#	Tornos Holding AG	25,100	140,879
	TX Group AG	11,468	1,593,466
	u-blox Holding AG	41,674	4,266,760
*	UBS Group AG	2,630,594	41,711,064
	Valiant Holding AG	98,526	9,650,372
	Varia U.S. Properties AG	2,973	142,784
Ω	VAT Group AG	86,739	19,802,618
	Vaudoise Assurances Holding SA	5,541	2,214,762
	Vetropack Holding AG	40,832	1,305,576
#*	Von Roll Holding AG	106,896	85,478
	Vontobel Holding AG	157,349	8,854,135
	VP Bank AG, Class A	18,246	1,583,274
	VZ Holding AG	39,368	2,714,984
*	V-ZUG Holding AG	5,941	428,749
	Walliser Kantonalbank	3,138	336,932
	Warteck Invest AG	194	426,346
	Ypsomed Holding AG	12,744	2,049,672
	Zehnder Group AG	48,935	2,635,320
	Zug Estates Holding AG, Class B	466	777,123
	Zuger Kantonalbank AG	230	1,694,344
	Zurich Insurance Group AG	116,013	49,441,710

TOTAL SWITZERLAND			1,998,244,450

UNITED KINGDOM — (12.6%)
	3i Group PLC	1,992,511	26,536,985
	4imprint Group PLC	29,646	1,182,113
	888 Holdings PLC	1,292,347	1,375,552
	Abrdn plc	7,788,963	14,192,890
*	accesso Technology Group PLC	4,996	35,544
*	Accsys Technologies PLC	6,992	5,509
	Admiral Group PLC	355,896	8,230,317
	Advanced Medical Solutions Group PLC	53,891	168,719
	AG Barr PLC	383,619	1,976,864
	Airtel Africa PLC	3,417,589	4,423,741
	AJ Bell PLC	228,206	848,794
Ω	Alfa Financial Software Holdings PLC	141,874	245,740
	Alliance Pharma PLC	769,134	547,040
	Anglo American PLC	2,478,239	74,233,667
	Anglo-Eastern Plantations PLC	29,335	269,105
	Antofagasta PLC	899,006	12,114,475
*	AO World PLC	6,496	3,335
	Argentex Group PLC	49,693	66,724
*	Ascential PLC	480,424	1,058,155
	Ashmore Group PLC	1,328,332	3,145,635
	Ashtead Group PLC	721,657	37,593,293
#*	ASOS PLC	109,086	702,427
	Associated British Foods PLC	572,445	8,872,481
*Ω	Aston Martin Lagonda Global Holdings PLC	441,170	533,139
	AstraZeneca PLC, Sponsored ADR	605,219	35,592,929
	AstraZeneca PLC	95,527	11,208,385
Ω	Auto Trader Group PLC	2,655,102	15,892,837
	AVEVA Group PLC	112,282	4,018,370
	Aviva PLC	5,177,764	24,835,788
	Avon Protection PLC	93,210	1,110,357

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	B&M European Value Retail SA	2,864,274	$10,585,163
*	Babcock International Group PLC	4,281,694	13,524,405
	BAE Systems PLC	2,254,331	21,086,027
Ω	Bakkavor Group PLC	196,505	205,123
	Balfour Beatty PLC	2,190,656	7,505,631
	Bank of Georgia Group PLC	244,814	5,973,372
	Barclays PLC, Sponsored ADR	3,098,314	21,440,333
	Barclays PLC	6,675,474	11,343,311
	Barratt Developments PLC	2,151,703	9,280,479
	Beazley PLC	2,002,353	14,360,495
	Begbies Traynor Group PLC	101,992	151,348
	Bellway PLC	530,954	11,291,880
	Berkeley Group Holdings PLC	339,513	13,508,316
Ω	Biffa PLC	1,036,996	4,880,182
	Bloomsbury Publishing PLC	214,583	1,136,624
*	BlueJay Mining PLC	993,331	63,972
	Bodycote PLC	1,067,143	6,069,691
#*	boohoo Group PLC	1,249,441	580,660
#	BP PLC, Sponsored ADR	3,594,991	119,641,300
	BP PLC	11,071,577	61,254,620
	BRAEMAR PLC	71,897	243,957
	Breedon Group PLC	483,063	289,763
	British American Tobacco PLC, Sponsored ADR	202,038	8,004,746
	British American Tobacco PLC	1,270,371	50,171,330
	Britvic PLC	1,592,483	13,300,460
	Brooks Macdonald Group PLC	757	16,510
	BT Group PLC	27,217,148	40,559,822
	Bunzl PLC	327,762	10,680,286
	Burberry Group PLC	862,728	17,976,748
	Burford Capital Ltd.	615,599	4,976,705
	Bytes Technology Group PLC	657,439	2,707,421
*	C&C Group PLC	1,794,815	3,367,567
*	Capita PLC	2,035,852	566,467
	Capital Ltd.	40,058	37,688
*	Capricorn Energy PLC	3,157,945	8,970,500
*	Card Factory PLC	1,775,449	968,237
#*	Carnival PLC	55,429	440,402
#*	Carnival PLC, ADR	122,081	983,973
	Carr’s Group PLC	71,804	86,221
	Castings PLC	62,252	227,597
*	Cazoo Group Ltd.	194,476	62,232
	Centamin PLC	7,873,097	8,003,745
	Centaur Media PLC	126,418	57,995
	Central Asia Metals PLC	303,551	743,655
*	CentralNic Group PLC	24,706	37,012
	Centrica PLC	25,036,642	21,999,974
	Chemring Group PLC	1,034,428	3,585,984
	Chesnara PLC	400,510	1,222,122
	City of London Investment Group PLC	6,773	29,909
	Clarkson PLC	83,679	2,648,543
	Close Brothers Group PLC	822,883	9,270,671
	CLS Holdings PLC	50,807	83,381
Ω	CMC Markets PLC	700,004	1,970,325
	Coats Group PLC	1,613,705	1,119,527
	Coca-Cola HBC AG	415,356	9,072,746
	Compass Group PLC	1,220,702	25,710,196
	Computacenter PLC	510,396	10,590,023
Ω	ContourGlobal PLC	270,972	784,421
Ω	ConvaTec Group PLC	2,333,571	5,839,119

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
#*	Costain Group PLC	707,971	$287,894
#*Ω	Countryside Partnerships PLC	1,309,984	3,191,451
	Cranswick PLC	255,964	8,739,097
	Crest Nicholson Holdings PLC	2,594,551	6,014,082
	Croda International PLC	168,404	13,046,162
	Currys PLC	10,904,174	8,144,080
	CVS Group PLC	133,496	2,885,623
	DCC PLC	257,495	14,291,184
#*	De La Rue PLC	759,991	818,453
	Dechra Pharmaceuticals PLC	95,627	2,874,763
	Devro PLC	1,110,561	2,279,241
	DFS Furniture PLC	320,429	450,194
#	Diageo PLC, Sponsored ADR	255,774	42,706,585
	Diageo PLC	319,548	13,150,187
#*	Dialight PLC	31,395	102,379
#*	Dignity PLC	170,277	906,450
	Diploma PLC	455,625	12,959,281
	Direct Line Insurance Group PLC	5,673,699	13,108,720
	DiscoverIE Group PLC	323,216	2,761,120
	Diversified Energy Co. PLC	39,656	57,250
	Domino’s Pizza Group PLC	1,881,542	4,866,204
	dotdigital group PLC	234,573	203,867
	Drax Group PLC	1,964,850	11,733,331
	DS Smith PLC	5,349,281	17,839,427
	Dunelm Group PLC	576,215	5,719,789
Ω	DWF Group PLC	187,172	152,342
††	Dyson Group PLC	3,999	125
*	easyJet PLC	866,636	3,450,672
	Ecora Resources PLC	729,645	1,282,041
	EKF Diagnostics Holdings PLC	38,270	19,252
*	Elementis PLC	3,041,689	3,215,548
	EMIS Group PLC	105,097	2,238,520
	Energean PLC	48,292	793,767
*	EnQuest PLC	6,178,206	1,915,970
	Entain PLC	815,581	11,798,652
	Epwin Group PLC	9,451	8,087
*	Ergomed PLC	31,356	440,629
#*	Esken Ltd.	828,934	52,456
	Essentra PLC	964,328	2,482,626
	Euromoney Institutional Investor PLC	400,997	6,659,270
*††	Evraz PLC	1,444,631	0
	Experian PLC	1,156,695	36,881,520
*	FD Technologies PLC	717	11,026
	FDM Group Holdings PLC	180,361	1,301,331
#	Ferguson PLC	298,884	32,608,193
	Ferrexpo PLC	2,427,855	2,847,563
	Fevertree Drinks PLC	109,622	1,198,351
	Firstgroup PLC	2,685,678	3,224,371
Ω	Forterra PLC	677,378	1,694,776
	Foxtons Group PLC	447,487	153,939
*	Frasers Group PLC	1,047,570	7,773,134
#	Fresnillo PLC	607,190	5,076,424
*	Frontier Developments PLC	6,136	93,240
	Fuller Smith & Turner PLC, Class A	77,757	398,769
*Ω	Funding Circle Holdings PLC	65,068	36,489
	Galliford Try Holdings PLC	852,623	1,622,428
	Games Workshop Group PLC	126,350	9,274,565
#*	Gaming Realms PLC	35,681	9,599
	Gamma Communications PLC	81,834	1,001,898

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	GB Group PLC	17,178	$74,987
	Gem Diamonds Ltd.	1,834,426	627,958
	Genel Energy PLC	731,360	1,064,960
	Genuit Group PLC	974,611	2,848,236
*	Georgia Capital PLC	216,457	1,550,383
	Glencore PLC	17,549,994	100,615,323
	Gooch & Housego PLC	7,297	40,355
	Goodwin PLC	1,013	36,804
	Grafton Group PLC	682,351	5,402,345
	Grainger PLC	2,238,733	5,820,906
*	Greencore Group PLC	2,169,823	1,670,580
	Greggs PLC	694,825	16,107,038
	GSK PLC	2,378,923	38,969,326
#	GSK PLC, Sponsored ADR	824,186	27,338,263
	Gulf Keystone Petroleum Ltd	1,405,124	3,368,559
*Ω	Gym Group PLC	271,086	359,303
	H&T Group PLC	17,925	87,653
*	Haleon PLC	2,973,655	9,118,568
#*	Haleon PLC, ADR	1,030,233	6,305,026
	Halfords Group PLC	2,206,658	4,455,190
	Halma PLC	293,855	7,125,772
	Harbour Energy PLC	473,911	2,056,695
	Hargreaves Lansdown PLC	786,688	6,875,341
	Hargreaves Services PLC	27,085	115,166
	Harworth Group PLC	63,915	75,920
	Hays PLC	7,390,771	9,318,348
	Headlam Group PLC	220,902	609,964
	Helical PLC	1,513,682	5,726,218
*	Helios Towers PLC	1,047,628	1,505,225
	Henry Boot PLC	150,711	412,865
	Hikma Pharmaceuticals PLC	592,924	8,511,557
	Hill & Smith Holdings PLC	381,101	4,307,936
	Hilton Food Group PLC	67,861	475,595
	Hiscox Ltd.	1,161,910	11,969,661
	Hochschild Mining PLC	1,823,818	1,114,380
	Hollywood Bowl Group PLC	179,447	411,148
	HomeServe PLC	1,463,100	19,913,555
*Ω	Hostelworld Group PLC	111,033	114,446
	Howden Joinery Group PLC	2,719,598	16,020,048
#	HSBC Holdings PLC, Sponsored ADR	3,036,261	78,669,523
Ω	HSS Hire Group PLC	141,629	22,221
	Hunting PLC	780,981	2,391,656
*	Hyve Group PLC	965,108	592,276
Ω	Ibstock PLC	1,741,423	3,104,650
	IDOX PLC	103,546	72,530
	IG Group Holdings PLC	1,667,551	15,210,161
	IMI PLC	1,873,437	26,390,851
	Impax Asset Management Group PLC	74,236	569,462
	Imperial Brands PLC, Sponsored ADR	25,186	616,553
	Imperial Brands PLC	2,613,500	63,662,426
	Inchcape PLC	2,583,717	22,041,429
	Indivior PLC	602,864	11,419,287
	Informa PLC	1,628,216	10,374,858
	IntegraFin Holdings PLC	453,037	1,306,980
#	InterContinental Hotels Group PLC, ADR	77,860	4,269,848
	InterContinental Hotels Group PLC	123,307	6,625,346
	Intermediate Capital Group PLC	406,285	4,947,230
*	International Consolidated Airlines Group SA	937,841	1,304,666
	International Distributions Services PLC	3,890,957	9,001,258

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	International Personal Finance PLC	1,847,880	$1,649,269
	Intertek Group PLC	279,035	11,689,599
	Investec PLC	2,530,177	12,680,468
	iomart Group PLC	52,135	80,637
	IP Group PLC	1,318,137	888,321
#*	IQE PLC	559,211	268,396
	ITV PLC	10,501,523	8,085,717
*	IWG PLC	4,363,047	6,594,941
*	J D Wetherspoon PLC	720,919	3,742,018
	J Sainsbury PLC	6,984,652	15,569,437
*	James Fisher & Sons PLC	206,033	614,064
	James Halstead PLC	12,571	27,341
	JD Sports Fashion PLC	6,928,216	7,741,796
*	JET2 PLC	172,775	1,685,003
*	John Wood Group PLC	2,989,642	4,806,953
	Johnson Matthey PLC	516,568	11,466,558
	Johnson Service Group PLC	442,200	468,839
Ω	JTC PLC	52,089	419,110
	Jupiter Fund Management PLC	3,229,244	3,842,013
#*Ω	Just Eat Takeaway.com NV	117,926	2,022,803
	Just Group PLC	6,554,309	4,353,589
	Kainos Group PLC	271,744	3,858,413
	Keller Group PLC	503,516	3,623,444
	Keywords Studios PLC	271	7,494
*	Kier Group PLC	1,083,382	742,415
*	Kin & Carta PLC	896,432	2,215,237
	Kingfisher PLC	7,572,708	19,025,917
	Lancashire Holdings Ltd.	1,283,759	7,285,505
	Learning Technologies Group PLC	65,734	81,005
	Legal & General Group PLC	7,780,785	20,815,620
*	Liberty Global PLC, Class A	115,018	1,939,203
*	Liberty Global PLC, Class C	281,606	4,973,162
	Liontrust Asset Management PLC	78,818	771,957
	Lloyds Banking Group PLC	56,053,868	26,920,824
	Lloyds Banking Group PLC, ADR	1,151,680	2,199,709
	London Stock Exchange Group PLC	156,253	13,544,353
	Lookers PLC	1,650,473	1,509,640
	LSL Property Services PLC	52,453	137,908
Ω	Luceco PLC	139,873	125,657
	M&G PLC	8,905,569	17,896,845
	Macfarlane Group PLC	218,218	243,314
	Man Group PLC	9,613,012	23,913,391
*	Marks & Spencer Group PLC	9,193,984	11,134,607
	Marshalls PLC	1,267,857	3,668,552
*	Marston’s PLC	6,234,722	2,498,009
*	McBride PLC	984,768	270,504
	Me Group International PLC	1,474,316	1,567,523
	Mears Group PLC	658,972	1,432,133
	Medica Group PLC	13,288	19,369
	Mediclinic International PLC	1,532,971	8,720,646
	Melrose Industries PLC	10,530,563	14,125,515
*	Metro Bank PLC	28,970	23,526
	Micro Focus International PLC	914,738	5,454,239
*	Mitchells & Butlers PLC	2,708,553	3,610,761
	Mitie Group PLC	5,214,713	4,281,265
	MJ Gleeson PLC	46,676	199,468
	Mondi PLC	1,109,773	18,620,290
	Moneysupermarket.com Group PLC	2,676,163	5,629,305
	Morgan Advanced Materials PLC	1,795,281	5,058,732

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Morgan Sindall Group PLC	264,354	$4,664,543
	Mortgage Advice Bureau Holdings Ltd.	8,476	62,701
*	Motorpoint group PLC	58,346	96,818
	MP Evans Group PLC	6,876	63,859
#*	N Brown Group PLC	1,466,385	343,376
#*	Naked Wines PLC	16,192	20,238
*	National Express Group PLC	5,307,376	10,288,400
	National Grid PLC	654,950	7,135,757
#	National Grid PLC, Sponsored ADR	270,591	14,779,708
	NatWest Group PLC	5,458,596	14,701,643
#	NatWest Group PLC, Sponsored ADR	1,276,952	6,921,080
	NCC Group PLC	273,116	624,590
	Next Fifteen Communications Group PLC	75,176	756,149
	Next PLC	206,512	11,663,720
	Ninety One PLC	1,849,577	4,301,920
*	NIOX GROUP PLC	71,546	31,351
	Norcros PLC	85,885	177,004
	Numis Corp. PLC	105,678	219,253
*	Ocado Group PLC	185,888	1,007,754
*Ω	On the Beach Group PLC	32,822	38,886
	OSB Group PLC	1,102,507	5,254,071
*	Oxford Biomedica PLC	8,253	30,529
	Oxford Instruments PLC	219,862	4,808,724
	Pagegroup PLC	2,106,718	10,161,478
	Pan African Resources PLC	4,383,627	848,843
	Paragon Banking Group PLC	1,649,666	8,071,025
*	Parkmead Group PLC	21,517	12,973
	PayPoint PLC	311,393	2,068,582
	Pearson PLC	1,565,045	17,298,623
#	Pearson PLC, Sponsored ADR	573,734	6,379,922
*	Pendragon PLC	6,682,287	2,088,832
	Pennon Group PLC	718,641	6,905,924
	Persimmon PLC	840,651	12,579,386
#*	Petrofac Ltd.	1,464,661	1,809,063
	Pets at Home Group PLC	2,234,879	7,389,462
*	Pharos Energy PLC	2,388,882	725,769
	Phoenix Group Holdings PLC	2,115,608	13,167,485
	Phoenix Spree Deutschland Ltd.	7,617	23,073
*	Playtech PLC	1,491,131	8,860,527
	Plus500 Ltd.	304,052	6,290,169
	Polar Capital Holdings PLC	111,087	536,533
	Porvair PLC	8,577	53,113
	PPHE Hotel Group Ltd.	9,271	134,202
	Premier Foods PLC	9,368,476	11,136,610
	Provident Financial PLC	662,418	1,241,687
#	Prudential PLC, ADR	362,746	6,819,625
*	PureTech Health PLC	70,905	188,252
	PZ Cussons PLC	1,011,151	2,318,484
	QinetiQ Group PLC	3,056,914	12,600,186
Ω	Quilter PLC	4,201,170	4,656,717
*	Rank Group PLC	864,547	520,071
	Rathbones Group PLC	152,693	3,281,880
*††	Raven Property Group Ltd.	96,453	0
	Reach PLC	4,908,467	5,191,393
	Reckitt Benckiser Group PLC	384,648	25,526,763
	Record PLC	117,617	101,246
	Redde Northgate PLC	1,272,053	4,865,008
	Redrow PLC	1,282,803	6,172,874
#	RELX PLC, Sponsored ADR	392,885	10,592,178

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	RELX PLC	1,040,481	$27,956,892
	Renew Holdings PLC	64,694	455,786
*	Renewi PLC	556,942	3,374,145
	Renishaw PLC	78,133	3,135,220
#	Rentokil Initial PLC	4,032,481	25,163,102
#*	Restaurant Group PLC	3,387,768	1,235,152
#	Rhi Magnesita NV	59,806	1,273,916
	RHI Magnesita NV	86,189	1,832,025
	Ricardo PLC	129,502	654,162
	Rightmove PLC	1,936,248	10,903,379
	Rio Tinto PLC	606,029	31,672,058
#	Rio Tinto PLC, Sponsored ADR	1,258,607	67,146,683
	RM PLC	39,681	12,035
	Robert Walters PLC	178,335	1,023,615
*	Rockhopper Exploration PLC	104,390	11,781
	Rockhopper Exploration PLC	13,048	419
*	Rolls-Royce Holdings PLC	8,511,246	7,633,418
	Rotork PLC	4,545,590	13,323,476
	RPS Group PLC	1,252,117	3,178,267
	RS GROUP PLC	1,691,195	18,608,923
	RWS Holdings PLC	229,796	807,916
	S&U PLC	4,796	119,084
*	S4 Capital PLC	229,567	462,448
Ω	Sabre Insurance Group PLC	123,131	126,898
*	Saga PLC	1,057,760	1,048,096
	Sage Group PLC	1,406,935	11,726,424
#*	Savannah Energy PLC	547,478	172,050
	Savills PLC	940,830	8,888,961
	Schroders PLC	1,415,416	6,355,224
	ScS Group PLC	16,720	28,410
	Senior PLC	1,679,657	2,505,644
	Serco Group PLC	3,050,074	5,704,485
	Serica Energy PLC	343,590	1,186,905
	Severfield PLC	697,941	392,539
	Severn Trent PLC	393,073	11,281,082
	Shell PLC	1,121,562	31,069,044
	Shell PLC, Sponsored ADR	3,855,807	214,498,543
*	SIG PLC	2,819,675	1,008,884
	Sirius Real Estate Ltd.	2,118,034	1,713,568
	Smart Metering Systems PLC	108,571	910,838
#	Smith & Nephew PLC, Sponsored ADR	40,312	971,104
	Smith & Nephew PLC	428,730	5,066,260
	Smiths Group PLC	638,505	11,437,245
#	Smiths News PLC	236,049	98,110
	Softcat PLC	567,350	7,289,564
#*	SolGold PLC	560,933	102,641
	Spectris PLC	279,357	9,682,227
	Speedy Hire PLC	2,258,545	1,000,949
	Spirax-Sarco Engineering PLC	120,164	14,808,204
*Ω	Spire Healthcare Group PLC	1,505,218	3,739,182
	Spirent Communications PLC	2,116,238	6,281,831
	Sportech PLC	87,274	17,286
	SSE PLC	2,040,796	36,470,815
*	SSP Group PLC	2,239,645	5,207,721
	St. James’s Place PLC	1,192,502	14,562,292
*	Staffline Group PLC	61,657	26,204
	Standard Chartered PLC	4,236,364	25,311,157
	SThree PLC	448,843	1,911,478
#	Strix Group PLC	72,876	90,223

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
#††	Studio Retail Group PLC	86,255	$42,663
	STV Group PLC	65,403	197,946
#*	Superdry PLC	257,299	324,633
	Synthomer PLC	1,982,252	2,564,442
	Tate & Lyle PLC	2,551,269	20,499,913
	Taylor Wimpey PLC	12,104,444	13,013,826
	TBC Bank Group PLC	34,024	734,660
	TClarke PLC	71,798	100,206
	Telecom Plus PLC	313,630	7,624,392
	Tesco PLC	9,171,078	22,651,466
#*	THG PLC	311,706	190,041
Ω	TI Fluid Systems PLC	385,170	611,595
	Topps Tiles PLC	1,020,971	448,956
	TP ICAP Group PLC	6,329,685	13,349,327
	Travis Perkins PLC	1,320,828	12,448,786
	Treatt PLC	11,932	88,959
*	Tremor International Ltd.	4,362	17,092
#*	Tremor International Ltd., ADR	19,617	155,367
	Trifast PLC	104,472	75,487
	TT Electronics PLC	1,206,011	1,865,742
#*	Tullow Oil PLC	6,420,470	2,983,911
	Tyman PLC	307,737	677,145
#	Unilever PLC, Sponsored ADR	999,797	45,500,761
	Unilever PLC	1,049,964	47,875,107
	United Utilities Group PLC	949,917	10,236,487
*	Verici Dx PLC	765	123
	Vertu Motors PLC	720,052	378,229
	Vesuvius PLC	1,018,529	3,956,822
	Victrex PLC	318,086	6,041,338
	VIDENDUM PLC	80,402	1,184,268
	Virgin Money UK PLC	4,836,754	7,538,471
	Vistry Group PLC	1,260,213	8,720,020
	Vodafone Group PLC	41,543,640	48,498,118
#	Volex PLC	128,856	365,340
	Volution Group PLC	348,490	1,233,560
	Vp PLC	17,118	140,167
*Ω	Watches of Switzerland Group PLC	531,303	4,737,436
	Watkin Jones PLC	432,266	462,935
	Weir Group PLC	269,196	4,690,420
*	WH Smith PLC	432,187	5,842,897
	Whitbread PLC	436,198	12,838,219
	Wickes Group PLC	1,946,158	2,833,688
	Wilmington PLC	150,471	500,904
	Wincanton PLC	506,205	1,918,548
*	Wise PLC, Class A	22,664	172,627
*Ω	Wizz Air Holdings PLC	2,007	39,343
#	WPP PLC, Sponsored ADR	115,370	5,076,280
	WPP PLC	1,461,976	12,865,602
#*	Xaar PLC	225,814	441,810
	XP Power Ltd.	14,169	284,938
	XPS Pensions Group PLC	7,023	9,569
	Young & Co’s Brewery PLC, Class A	22,260	240,384
	Zotefoams PLC	10,156	34,386

TOTAL UNITED KINGDOM			3,429,734,726

UNITED STATES — (0.0%)
	ADTRAN Holdings, Inc.	173,129	3,920,300
*	GXO Logistics, Inc.	4,237	154,806
	Hecla Mining Co.	1,415	6,467

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
UNITED STATES — (Continued)
Noble Corp. PLC	109,610	$3,895,990
# VAALCO Energy, Inc.	113,878	586,472

TOTAL UNITED STATES		8,564,035

TOTAL COMMON STOCKS		25,705,408,644

PREFERRED STOCKS — (0.5%)

GERMANY — (0.5%)
Bayerische Motoren Werke AG	99,735	7,354,843
# Draegerwerk AG & Co. KGaA	53,945	2,170,597
Fuchs Petrolub SE	243,268	6,966,961
Henkel AG & Co. KGaA	184,589	11,628,839
Jungheinrich AG	343,204	8,528,982
Porsche Automobil Holding SE	252,720	14,120,030
Sartorius AG	36,356	12,818,771
# Schaeffler AG	106,381	546,615
Sixt SE	90,052	5,245,114
STO SE & Co. KGaA	9,414	1,212,606
Villeroy & Boch AGSeries A	61,622	1,029,112
Volkswagen AG	410,212	52,507,685

TOTAL GERMANY		124,130,155

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
* Arafura Resources Ltd. Warrants 2/25/24	48,455	1,643
* Australian Mines Ltd. Warrants 05/30/24	5,460	40
* Decmil Group Ltd. Warrants 09/06/23	5,654	0
* European Lithium Ltd. Warrants 3/31/25	49,776	605

TOTAL AUSTRALIA		2,288

AUSTRIA — (0.0%)
*†† CA Immobilien Anlagen AG Rights 07/26/22	202,486	0
* S Immo AG 8/11/23	151,701	0

HONG KONG — (0.0%)
#* MECOM Power & Construction Ltd. Warrants 05/16/23	120,800	1,200

ITALY — (0.0%)
#* Webuild SpA Warrants 08/02/30	66,474	0

SINGAPORE — (0.0%)
#* Ezion Holdings Ltd. Warrants 04/16/23	2,760,613	0

TOTAL RIGHTS/WARRANTS		3,488

TOTAL INVESTMENT SECURITIES (Cost $25,579,746,667)		25,829,542,287

		Value†
SECURITIES LENDING COLLATERAL — (5.4%)
@§ The DFA Short Term Investment Fund	127,723,864	1,476,615,596

TOTAL INVESTMENTS — (100.0%) (Cost $27,056,971,072)		$27,306,157,883

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

As of October 31, 2022, International Core Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,254	12/16/22	$237,568,175	$243,464,100	$5,895,925

Total Futures Contracts			$237,568,175	$243,464,100	$5,895,925

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$93,576,689	$1,698,129,372	$2,839		$1,791,708,900
Austria	485,980	134,821,770	—		135,307,750
Belgium	11,946,108	309,884,281	—		321,830,389
Canada	3,163,854,986	8,383,687	—		3,172,238,673
China	6,136,434	14,681,217	—		20,817,651
Denmark	64,790,602	517,619,425	—		582,410,027
Finland	11,027,487	400,189,647	—		411,217,134
France	26,286,560	2,006,921,075	22,344		2,033,229,979
Germany	38,273,094	1,579,891,924	—		1,618,165,018
Hong Kong	260,405	508,113,962	570,684		508,945,051
Ireland	43,399,387	149,751,224	—		193,150,611
Israel	23,848,066	266,313,246	—		290,161,312
Italy	7,092,442	665,231,668	—		672,324,110
Japan	99,590,987	5,592,821,183	—		5,692,412,170
Netherlands	141,851,447	682,674,960	—		824,526,407
New Zealand	242,879	106,855,898	—		107,098,777
Norway	5,642,396	261,845,495	—		267,487,891
Portugal	314,475	77,677,537	—		77,992,012
Singapore	40,661	267,245,237	172,476		267,458,374
Spain	7,924,954	551,606,590	—		559,531,544
Sweden	1,816,871	719,034,782	—		720,851,653
Switzerland	219,863,426	1,778,381,024	—		1,998,244,450
United Kingdom	740,200,484	2,689,491,454	42,788		3,429,734,726
United States	4,643,735	3,920,300	—		8,564,035
Preferred Stocks
Germany	—	124,130,155	—		124,130,155
Rights/Warrants
Australia	—	2,288	—		2,288
Hong Kong	—	1,200	—		1,200
Securities Lending Collateral	—	1,476,615,596	—		1,476,615,596
Futures Contracts**	5,895,925	—	—		5,895,925

TOTAL	$4,719,006,480	$22,592,236,197	$811,131	^	$27,312,053,808

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (94.4%)
AUSTRALIA — (19.3%)
	360 Capital Group Ltd.	154,969	$78,647
	Abacus Property Group	5,760,217	10,326,413
#	Arena REIT	4,345,310	10,943,467
	Aspen Group Ltd.	1,500,979	1,476,249
#	Australian Unity Office Fund	317,893	264,342
	BWP Trust	5,480,249	14,335,281
	Carindale Property Trust	264,791	729,074
	Centuria Capital Group	2,933,097	3,160,618
	Centuria Industrial REIT	6,465,734	12,565,189
	Centuria Office REIT	6,469,537	6,232,077
	Charter Hall Group	5,556,846	46,126,501
	Charter Hall Long Wale REIT	6,774,542	18,889,556
	Charter Hall Retail REIT	5,987,363	15,417,195
	Charter Hall Social Infrastructure REIT	4,661,333	10,351,305
#	Cromwell Property Group	16,085,872	7,214,259
	Dexus	12,663,151	63,101,769
#	Dexus Convenience Retail REIT	554,227	990,660
#	Dexus Industria REIT	3,030,145	5,134,877
	Garda Property Group	280,209	256,631
	GDI Property Group Partnership	6,501,132	3,281,636
	Goodman Group	19,802,843	215,468,888
	GPT Group	22,010,883	60,828,518
††	GPT Group	38,018,670	114,298
	Growthpoint Properties Australia Ltd.	3,342,614	7,115,799
	Home Consortium, Ltd.	38,145	116,618
	HomeCo Daily Needs REIT	9,641,483	7,889,339
	Hotel Property Investments Ltd.	2,464,057	4,894,826
	Ingenia Communities Group	6,012,397	15,087,424
	Mirvac Group	45,916,507	60,837,775
	National Storage REIT	13,633,370	22,813,163
	Scentre Group	60,755,944	113,068,070
	Shopping Centres Australasia Property Group	12,863,484	22,404,541
	Stockland	27,777,850	64,002,904
	Vicinity Ltd.	44,636,710	55,646,940
	Waypoint REIT Ltd.	7,840,430	13,689,321

TOTAL AUSTRALIA			894,854,170

BELGIUM — (3.1%)
	Aedifica SA	421,895	32,174,865
	Ascencio	27,990	1,421,690
#	Care Property Invest NV	246,214	3,999,728
#	Cofinimmo SA	360,138	29,868,198
#	Home Invest Belgium SA	33,839	775,610
#	Intervest Offices & Warehouses NV	334,138	7,244,111
	Montea NV	132,197	9,017,356
	Nextensa SA	30,707	1,522,917
	Retail Estates NV	131,350	7,734,307
	Warehouses De Pauw CVA	1,692,699	43,444,676
	Wereldhave Belgium Comm VA	45,307	2,178,619
	Xior Student Housing NV	180,309	5,064,425

TOTAL BELGIUM			144,446,502

CANADA — (5.5%)
	Allied Properties Real Estate Investment Trust	696,237	13,486,765
#	Artis Real Estate Investment Trust	815,608	5,717,368
	Automotive Properties Real Estate Investment Trust	242,206	2,119,203

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Boardwalk Real Estate Investment Trust	244,088	$8,686,010
	BSR Real Estate Investment Trust	162,293	2,288,331
#	BTB Real Estate Investment Trust	513,759	1,263,326
#	Canadian Apartment Properties REIT	956,292	29,614,974
#	Choice Properties Real Estate Investment Trust	1,878,915	18,053,365
#	Crombie Real Estate Investment Trust	566,629	6,201,371
#	CT Real Estate Investment Trust	600,156	6,828,214
#	Dream Industrial Real Estate Investment Trust	1,378,737	11,081,712
#	Dream Office Real Estate Investment Trust	331,286	3,747,288
#	European Residential Real Estate Investment Trust	195,725	403,705
#	First Capital Real Estate Investment Trust	1,201,474	13,978,319
#	Granite Real Estate Investment Trust	355,195	18,151,485
#	H&R Real Estate Investment Trust	1,516,556	12,478,875
#	Inovalis Real Estate Investment Trust	288,054	898,616
	InterRent Real Estate Investment Trust	815,052	6,862,147
	Killam Apartment Real Estate Investment Trust	661,929	7,671,934
Ω	Minto Apartment Real Estate Investment Trust	233,486	2,284,559
	Morguard North American Residential Real Estate Investment Trust	280,224	3,270,497
#	Morguard Real Estate Investment Trust	375,415	1,410,889
#	Nexus Industrial REIT	135,302	879,932
#	NorthWest Healthcare Properties Real Estate Investment Trust	1,280,589	10,095,442
#	Plaza Retail REIT	571,354	1,748,850
#	Primaris REIT	392,578	4,042,913
#	PRO Real Estate Investment Trust	355,656	1,529,816
#	RioCan Real Estate Investment Trust	1,707,034	24,320,865
#	Slate Grocery REIT, Class U	292,605	3,041,279
#	Slate Office REIT	453,755	1,548,766
#	SmartCentres Real Estate Investment Trust	818,163	16,034,758
#	Summit Industrial Income REIT	1,046,416	13,372,557
#	True North Commercial Real Estate Investment Trust	535,019	2,423,068

TOTAL CANADA			255,537,199

CHINA — (0.1%)
	China Merchants Commercial Real Estate Investment Trust	237,000	51,305
	Spring Real Estate Investment Trust	5,905,000	1,557,662
#	Yuexiu Real Estate Investment Trust	25,170,250	4,327,963

TOTAL CHINA			5,936,930

FRANCE — (3.6%)
*	Acanthe Developpement SA	206,907	76,315
	Altarea SCA	45,874	6,110,958
	ARGAN SA	69,087	5,180,487
	Carmila SA	528,917	7,399,752
	Covivio	563,975	30,196,121
	Covivio Hotels SACA	1,523	22,645
	Gecina SA	512,893	45,726,482
#	ICADE	396,517	14,749,987
	Klepierre SA	2,407,296	48,382,433
	Mercialys SA	1,024,721	8,873,363
	Societe de la Tour Eiffel	51,211	984,575
#	Vitura SA	18,365	453,762

TOTAL FRANCE			168,156,880

GERMANY — (0.2%)
#	Hamborner REIT AG	1,165,458	8,314,393

HONG KONG — (3.7%)
	Champion REIT	24,145,012	7,226,623

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Fortune Real Estate Investment Trust	17,227,000	$10,996,267
	Link REIT	24,349,827	143,922,397
	Prosperity REIT	16,691,000	3,530,410
	Regal Real Estate Investment Trust	9,816,000	1,101,599
	Sunlight Real Estate Investment Trust	13,160,000	4,186,785

TOTAL HONG KONG			170,964,081

IRELAND — (0.1%)
	Irish Residential Properties REIT PLC	5,493,040	5,939,219

ITALY — (0.1%)
	Immobiliare Grande Distribuzione SIIQ SpA	825,764	2,378,527

JAPAN — (25.6%)
	Activia Properties, Inc.	8,378	24,816,095
	Advance Residence Investment Corp.	15,568	36,244,836
	AEON REIT Investment Corp.	18,711	20,144,736
	Comforia Residential REIT, Inc.	7,744	16,440,087
	CRE Logistics REIT, Inc.	6,706	9,226,246
	Daiwa House REIT Investment Corp.	26,015	52,505,949
	Daiwa Office Investment Corp.	3,844	18,160,074
	Daiwa Securities Living Investments Corp.	22,030	17,100,082
	ESCON Japan Reit Investment Corp.	2,533	1,962,450
	Frontier Real Estate Investment Corp.	5,657	19,971,869
	Fukuoka REIT Corp.	7,384	8,619,181
	Global One Real Estate Investment Corp.	11,382	8,786,394
	GLP J-Reit	51,948	53,874,350
	Hankyu Hanshin REIT, Inc.	7,174	7,447,213
	Health Care & Medical Investment Corp.	4,140	5,693,975
	Heiwa Real Estate REIT, Inc.	11,085	11,491,060
#	Hoshino Resorts REIT, Inc.	2,751	13,057,823
	Hulic Reit, Inc.	15,058	17,639,556
	Ichigo Hotel REIT Investment Corp.	3,117	2,242,588
#	Ichigo Office REIT Investment Corp.	14,491	8,184,006
	Industrial & Infrastructure Fund Investment Corp.	22,748	24,025,092
	Invincible Investment Corp.	73,679	23,128,824
	Itochu Advance Logistics Investment Corp.	6,224	6,086,646
	Japan Excellent, Inc.	14,459	13,370,967
	Japan Hotel REIT Investment Corp.	52,856	27,847,536
	Japan Logistics Fund, Inc.	9,890	21,189,173
	Japan Metropolitan Fund Invest	83,690	61,656,874
	Japan Prime Realty Investment Corp.	10,123	27,492,493
	Japan Real Estate Investment Corp.	14,931	62,565,179
#	Kenedix Office Investment Corp.	10,452	23,809,698
	Kenedix Residential Next Investment Corp.	11,948	17,516,608
	Kenedix Retail REIT Corp.	6,969	12,527,962
	LaSalle Logiport REIT	21,338	22,774,236
	Marimo Regional Revitalization REIT, Inc.	2,195	2,029,144
#	Mirai Corp.	20,750	6,683,973
#	Mitsubishi Estate Logistics REIT Investment Corp.	4,683	13,860,186
	Mitsui Fudosan Logistics Park, Inc.	6,485	21,516,294
	Mori Hills REIT Investment Corp.	18,342	20,091,337
	Mori Trust Hotel Reit, Inc.	4,115	3,903,687
	Mori Trust Sogo Reit, Inc.	11,763	11,738,486
	Nippon Accommodations Fund, Inc.	5,496	23,403,690
	Nippon Building Fund, Inc.	18,583	82,605,957
	Nippon Prologis REIT, Inc.	25,579	53,672,217
	NIPPON REIT Investment Corp.	5,484	13,537,984
	Nomura Real Estate Master Fund, Inc.	49,895	56,921,787

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	NTT UD REIT Investment Corp.	16,135	$15,806,790
	One REIT, Inc.	2,856	4,759,784
	Ooedo Onsen Reit Investment Corp.	3,000	1,388,060
	Orix JREIT, Inc.	30,668	41,144,686
	Samty Residential Investment Corp.	4,363	3,523,643
	Sankei Real Estate, Inc.	4,837	3,035,371
#	Sekisui House Reit, Inc.	50,622	27,277,248
	SOSiLA Logistics REIT, Inc.	6,225	5,966,898
#	Star Asia Investment Corp.	19,507	7,444,957
#	Starts Proceed Investment Corp.	3,352	5,342,351
	Takara Leben Real Estate Investment Corp.	6,982	4,759,826
	Tokyu REIT, Inc.	10,335	14,720,573
#	Tosei Reit Investment Corp.	4,158	3,834,241
	United Urban Investment Corp.	35,634	37,701,753
	XYMAX REIT Investment Corp.	2,837	2,346,370

TOTAL JAPAN			1,186,617,151

MALAYSIA — (0.5%)
	Al-’Aqar Healthcare REIT	191,600	49,128
	AmanahRaya Real Estate Investment Trust	294,900	35,844
	AmFIRST Real Estate Investment Trust	1,788,940	138,167
#	Axis Real Estate Investment Trust	10,039,207	3,969,829
	Capitaland Malaysia Trust	12,874,803	1,440,834
#	IGB Real Estate Investment Trust	15,582,000	5,173,758
#	KLCCP Stapled Group	2,896,400	4,058,014
	Pavilion Real Estate Investment Trust	2,760,800	724,290
	Sentral REIT	3,104,400	584,755
	Sunway Real Estate Investment Trust	17,011,700	5,041,947
#	YTL Hospitality REIT	6,204,300	1,140,455

TOTAL MALAYSIA			22,357,021

MEXICO — (2.0%)
*	Asesor de Activos Prisma SAPI de CV	9,513,399	1,680,558
#	Concentradora Fibra Danhos SA de CV	3,320,932	4,106,538
#*Ω	Concentradora Fibra Hotelera Mexicana SA de CV	4,135,625	1,648,990
Ω	FIBRA Macquarie Mexico	13,532,756	17,956,703
	Fibra Shop Portafolios Inmobiliarios SAPI de CV	1,392,054	440,528
	Fibra Uno Administracion SA de CV	33,891,372	39,565,307
#	PLA Administradora Industrial S de RL de CV	10,366,272	14,524,187
#	Prologis Property Mexico SA de CV	4,761,626	12,227,907

TOTAL MEXICO			92,150,718

NETHERLANDS — (2.2%)
#	Eurocommercial Properties NV	638,673	14,044,315
	NSI NV	280,261	6,701,004
#*	Unibail-Rodamco-Westfield	6,534,333	15,361,581
*	Unibail-Rodamco-Westfield	1,143,546	54,043,496
#	Vastned Retail NV	196,288	3,985,711
#	Wereldhave NV	501,705	6,144,211

TOTAL NETHERLANDS			100,280,318

NEW ZEALAND — (1.3%)
	Argosy Property Ltd.	10,374,788	7,151,454
#	Goodman Property Trust	12,745,630	15,327,345
	Kiwi Property Group Ltd.	18,702,516	9,818,912
#	Precinct Properties New Zealand Ltd.	13,941,306	10,001,631
#	Property for Industry Ltd.	3,221,225	4,680,875

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
#	Stride Property Group	4,212,803	$3,917,302
	Vital Healthcare Property Trust	5,434,836	7,386,125

TOTAL NEW ZEALAND			58,283,644

SINGAPORE — (10.2%)
#	AIMS APAC REIT	7,630,154	6,627,901
	ARA U.S. Hospitality Trust	143,100	52,956
#	CapitaLand Ascendas REIT	40,054,380	74,108,243
	CapitaLand Ascott Trust	21,517,121	14,507,109
#	CapitaLand China Trust	13,932,100	9,546,382
	CapitaLand Integrated Commercial Trust	60,346,311	80,088,840
	CDL Hospitality Trusts	12,075,180	9,895,361
#	EC World Real Estate Investment Trust	2,427,600	815,539
	ESR-LOGOS REIT	65,704,304	15,771,911
	Far East Hospitality Trust	10,788,521	4,379,670
	First Real Estate Investment Trust	17,104,403	2,905,441
	Frasers Centrepoint Trust	11,583,158	17,022,660
	Frasers Hospitality Trust	3,753,400	1,178,954
	Frasers Logistics & Commercial Trust	32,823,633	25,510,033
#	IREIT Global	2,226,781	786,966
#	Keppel DC REIT	15,368,583	19,100,534
	Keppel Pacific Oak U.S. REIT	7,915,400	4,275,076
	Keppel REIT	21,280,926	13,454,248
	Lendlease Global Commercial	12,273,499	6,074,923
#	Lippo Malls Indonesia Retail Trust	56,634,879	1,241,318
#	Manulife U.S. Real Estate Investment Trust	18,082,886	6,602,984
	Mapletree Industrial Trust	22,971,658	35,719,257
#	Mapletree Logistics Trust	38,481,647	41,301,170
	Mapletree Pan Asia Commercial Trust	25,357,006	28,455,859
	OUE Commercial Real Estate Investment Trust	15,072,455	3,460,542
	Parkway Life Real Estate Investment Trust	4,482,000	12,660,061
#	Prime U.S. REIT	3,075,600	1,445,753
	Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	11,018,690	3,193,871
#	Sasseur Real Estate Investment Trust	3,846,500	1,929,983
#	Starhill Global REIT	22,474,200	8,181,888
#	Suntec Real Estate Investment Trust	24,629,700	22,462,300

TOTAL SINGAPORE			472,757,733

SOUTH AFRICA — (1.9%)
#	Attacq Ltd.	4,606,712	1,712,264
	Equites Property Fund Ltd.	6,590,892	5,632,534
	Fairvest Ltd. B REIT, Class B	5,539,641	970,985
#	Growthpoint Properties Ltd.	39,459,664	27,826,389
#	Hyprop Investments Ltd.	4,426,144	8,924,723
	Investec Property Fund Ltd.	4,597,246	2,558,780
	Lighthouse Properties PLC	352,912	120,603
	Octodec Investments Ltd.	456,880	225,256
	Redefine Properties Ltd.	75,747,763	16,843,288
#	Resilient REIT Ltd.	4,385,936	12,214,936
#	SA Corporate Real Estate Ltd.	29,037,791	3,616,724
#	Vukile Property Fund Ltd.	10,172,831	7,457,924

TOTAL SOUTH AFRICA			88,104,406

SOUTH KOREA — (0.2%)
	E KOCREF CR-REIT Co. Ltd.	329,054	1,191,770
	IGIS Residence REIT Co. Ltd.	9,848	26,340
	IGIS Value Plus REIT Co. Ltd.	221,967	692,342
	JR Global Reit	1,263,892	3,737,427

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Koramco Energy Plus Reit	592,407	$1,842,156
	Miraeasset Maps Reit1 Co. Ltd.	9,562	21,755
	Shinhan Alpha REIT Co. Ltd.	515,268	2,621,499

TOTAL SOUTH KOREA			10,133,289

SPAIN — (1.2%)
	Inmobiliaria Colonial Socimi SA	3,554,956	18,748,160
	Lar Espana Real Estate Socimi SA	928,116	3,616,296
	Merlin Properties Socimi SA	3,784,812	32,082,241

TOTAL SPAIN			54,446,697

TAIWAN — (0.3%)
	Cathay No 1 REIT	10,846,000	6,251,402
	Cathay No 2 REIT	4,142,000	2,397,874
	Fubon No 1 REIT	1,308,000	680,627
	Fubon No 2 REIT	4,032,000	1,990,012
	Shin Kong No.1 REIT	4,876,000	3,229,045

TOTAL TAIWAN			14,548,960

TURKEY — (0.4%)
*	Akfen Gayrimenkul Yatirim Ortakligi AS	5,247,722	1,229,322
*	AKIS Gayrimenkul Yatirimi AS	5,778,642	1,567,955
	Alarko Gayrimenkul Yatirim Ortakligi AS	484,695	1,570,511
#	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	24,700,894	5,856,478
	Halk Gayrimenkul Yatirim Ortakligi AS	5,358,837	1,062,270
*	Is Gayrimenkul Yatirim Ortakligi AS	7,314,187	2,994,959
*	Nurol Gayrimenkul Yatirim Ortakligi AS	339,953	110,120
*	Ozak Gayrimenkul Yatirim Ortakligi	2,659,961	1,584,342
*	Panora Gayrimenkul Yatirim Ortakligi	687,130	733,474
*	Torunlar Gayrimenkul Yatirim Ortakligi AS	1,483,260	948,732
#*	Vakif Gayrimenkul Yatirim Ortakligi AS	5,283,785	1,004,889
	Yeni Gimat Gayrimenkul Ortakligi AS	497,770	729,964

TOTAL TURKEY			19,393,016

UNITED KINGDOM — (12.9%)
	ABRDN PROPERTY INCOME TRUST Ltd.	4,269,048	2,708,339
	Assura PLC	35,335,868	22,640,166
	Balanced Commercial Property Trust Ltd.	1,210,957	1,159,890
	Big Yellow Group PLC	2,268,487	29,189,892
	British Land Co. PLC	11,252,563	47,203,244
#	Capital & Counties Properties PLC	8,385,031	10,284,297
	Capital & Regional PLC	5,467	2,962
#	Civitas Social Housing PLC	6,294,824	4,303,721
	CLS Holdings PLC	615,383	1,009,924
	CT Property Trust Ltd.	114,705	93,322
	Custodian REIT PLC	2,853,961	2,897,592
	Derwent London PLC	1,239,724	30,682,288
	Ediston Property Investment Co. PLC	939,466	716,676
	Empiric Student Property PLC	6,549,491	6,157,277
	Great Portland Estates PLC	2,798,579	16,497,035
#	Hammerson PLC	56,631,318	12,415,297
	Impact Healthcare REIT PLC	1,653,190	1,982,604
*††	Intu Properties PLC	13,154,605	0
	Land Securities Group PLC	8,760,590	57,284,485
	LondonMetric Property PLC	12,296,949	26,369,879
#	LXI REIT PLC	15,374,704	21,463,107
	NewRiver REIT PLC	4,487,256	3,601,246

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Palace Capital PLC	27,775	$69,984
	Picton Property Income Ltd.	559,546	551,781
	Primary Health Properties PLC	17,112,860	21,803,397
	PRS REIT PLC	1,355,492	1,368,557
Ω	Regional REIT Ltd.	4,848,287	3,711,648
#Ω	Residential Secure Income PLC	113,456	116,613
	Safestore Holdings PLC	2,769,829	28,696,480
	Schroder Real Estate Investment Trust Ltd.	5,486,470	2,854,381
	Segro PLC	15,068,209	135,613,869
#	Shaftesbury PLC	2,388,608	10,030,931
	Target Healthcare REIT PLC	4,558,269	4,532,184
	Town Centre Securities PLC	263	471
	Tritax Big Box REIT PLC	23,378,269	37,590,912
	UK Commercial Property REIT Ltd.	1,700,240	1,190,567
	UNITE Group PLC	4,193,305	42,834,393
	Urban Logistics REIT PLC	822,314	1,239,143
	Workspace Group PLC	1,839,021	8,622,585

TOTAL UNITED KINGDOM			599,491,139

TOTAL COMMON STOCKS Cost ($5,316,255,361)			4,375,091,993

			Value†
SECURITIES LENDING COLLATERAL — (5.6%)
@§	The DFA Short Term Investment Fund	22,487,650	259,979,719

TOTAL INVESTMENTS — (100.0%) (Cost $5,576,312,168)			$4,635,071,712

As of October 31, 2022, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	213	12/16/22	$39,773,173	$41,353,950	$1,580,777

Total Futures Contracts			$39,773,173	$41,353,950	$1,580,777

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$264,342	$894,475,530	$114,298	$894,854,170
Belgium	—	144,446,502	—	144,446,502
Canada	255,537,199	—	—	255,537,199
China	—	5,936,930	—	5,936,930
France	—	168,156,880	—	168,156,880
Germany	—	8,314,393	—	8,314,393
Hong Kong	—	170,964,081	—	170,964,081
Ireland	—	5,939,219	—	5,939,219
Italy	—	2,378,527	—	2,378,527
Japan	—	1,186,617,151	—	1,186,617,151

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Malaysia	—	$22,357,021	—		$22,357,021
Mexico	$92,150,718	—	—		92,150,718
Netherlands	—	100,280,318	—		100,280,318
New Zealand	—	58,283,644	—		58,283,644
Singapore	—	472,757,733	—		472,757,733
South Africa	—	88,104,406	—		88,104,406
South Korea	—	10,133,289	—		10,133,289
Spain	—	54,446,697	—		54,446,697
Taiwan	—	14,548,960	—		14,548,960
Turkey	—	19,393,016	—		19,393,016
United Kingdom	—	599,491,139	—		599,491,139
Securities Lending Collateral	—	259,979,719	—		259,979,719
Futures Contracts**	1,580,777	—	—		1,580,777

TOTAL	$349,533,036	$4,287,005,155	$114,298	^	$4,636,652,489

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares^	Value†
COMMON STOCKS — (59.7%)
UNITED STATES — (59.7%)
	Acadia Realty Trust	400,826	$5,599,539
	Agree Realty Corp.	305,594	20,994,308
#	Alexander’s, Inc.	9,718	2,282,661
#	Alexandria Real Estate Equities, Inc.	647,118	94,026,245
	Alpine Income Property Trust, Inc.	4,199	77,472
	American Assets Trust, Inc.	216,194	5,941,011
#	American Homes 4 Rent, Class A	1,320,901	42,189,591
	American Tower Corp.	1,939,983	401,945,078
	Americold Realty Trust, Inc.	769,290	18,655,282
	Apartment Income REIT Corp.	693,847	26,664,542
	Apartment Investment & Management Co., Class A	638,996	5,073,629
	Apple Hospitality REIT, Inc.	997,783	17,082,045
#*	Ashford Hospitality Trust, Inc.	25,199	204,616
	AvalonBay Communities, Inc.	595,358	104,259,093
	Bluerock Homes Trust, Inc.	14,660	370,908
	Boston Properties, Inc.	625,689	45,487,590
#	Braemar Hotels & Resorts, Inc.	185,602	915,018
	Brandywine Realty Trust	720,958	4,729,484
	Brixmor Property Group, Inc.	1,329,571	28,333,158
#	Broadstone Net Lease, Inc.	172,917	2,963,797
	BRT Apartments Corp.	22,687	502,744
	Camden Property Trust	442,654	51,148,670
	CareTrust REIT, Inc.	440,507	8,228,671
	Centerspace	61,170	4,239,081
*	Chatham Lodging Trust	195,058	2,529,902
	City Office REIT, Inc.	196,886	2,090,929
	Clipper Realty, Inc.	12,303	87,228
	Community Healthcare Trust, Inc.	97,118	3,360,283
	Corporate Office Properties Trust	516,520	13,765,258
	Cousins Properties, Inc.	636,347	15,119,605
	Creative Media & Community Trust Corp.	2,013	13,628
	Crown Castle, Inc.	1,840,638	245,283,420
#	CTO Realty Growth, Inc.	69,600	1,398,960
#	CubeSmart	917,306	38,407,602
	DiamondRock Hospitality Co.	886,327	8,278,294
	Digital Realty Trust, Inc.	1,197,763	120,075,721
	Diversified Healthcare Trust	1,078,686	1,467,013
	Douglas Emmett, Inc.	738,667	12,993,152
#	Easterly Government Properties, Inc.	381,061	6,626,651
	EastGroup Properties, Inc.	172,932	27,096,715
	Elme Communities	367,276	7,011,299
#	Empire State Realty Trust, Inc., Class A	580,851	4,280,872
#	EPR Properties	315,221	12,167,531
	Equinix, Inc.	386,875	219,141,475
	Equity Commonwealth	356,585	9,328,264
	Equity LifeStyle Properties, Inc.	734,982	47,009,449
	Equity Residential	1,579,900	99,565,298
*»††	Esc War Ind	183,367	0
	Essential Properties Realty Trust, Inc.	543,106	11,687,641
	Essex Property Trust, Inc.	277,372	61,643,153
	Extra Space Storage, Inc.	569,724	101,091,827
#	Federal Realty Investment Trust	317,280	31,404,374
	First Industrial Realty Trust, Inc.	583,397	27,787,199
	Four Corners Property Trust, Inc.	346,577	8,879,303
	Franklin Street Properties Corp.	437,610	1,260,317
	Gaming & Leisure Properties, Inc.	1,020,218	51,133,326
	Getty Realty Corp.	170,794	5,378,303

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares^	Value†
UNITED STATES — (Continued)
#	Gladstone Commercial Corp.	145,505	$2,559,433
	Global Medical REIT, Inc.	205,792	1,880,939
	Global Net Lease, Inc.	437,299	5,356,917
	Healthcare Realty Trust, Inc., Class A	1,599,116	32,510,028
	Healthpeak Properties, Inc.	2,267,390	53,805,165
	Hersha Hospitality Trust, Class A	149,831	1,370,954
	Highwoods Properties, Inc.	447,284	12,626,827
	Host Hotels & Resorts, Inc.	2,986,477	56,384,686
	Hudson Pacific Properties, Inc.	595,265	6,571,726
	Independence Realty Trust, Inc.	789,815	13,237,302
#	Indus Realty Trust, Inc.	8,300	429,857
	Industrial Logistics Properties Trust	279,292	1,307,087
#	InvenTrust Properties Corp.	45,169	1,138,259
#	Invitation Homes, Inc.	2,588,181	82,019,451
#	Iron Mountain, Inc.	1,222,372	61,204,166
	JBG SMITH Properties	432,618	8,513,932
	Kilroy Realty Corp.	441,996	18,890,909
	Kimco Realty Corp.	2,602,365	55,638,570
#	Kite Realty Group Trust	1,005,146	19,741,067
	Lamar Advertising Co., Class A	383,771	35,395,199
#	Life Storage, Inc.	356,502	39,432,631
#	LTC Properties, Inc.	187,699	7,258,320
#	LXP Industrial Trust	1,278,384	12,374,757
#	Macerich Co.	759,584	8,454,170
#	Medical Properties Trust, Inc.	2,519,997	28,853,966
	Mid-America Apartment Communities, Inc.	490,009	77,151,841
	National Health Investors, Inc.	195,869	11,105,772
	National Retail Properties, Inc.	748,456	31,457,606
#	National Storage Affiliates Trust	377,573	16,107,264
	Necessity Retail REIT, Inc.	243,714	1,667,004
#	NETSTREIT Corp.	65,617	1,234,912
	NexPoint Residential Trust, Inc.	97,990	4,468,344
#	Office Properties Income Trust	203,614	3,115,294
#	Omega Healthcare Investors, Inc.	1,017,510	32,336,473
	One Liberty Properties, Inc.	72,690	1,638,433
	Orion Office REIT, Inc.	227,540	2,132,050
#	Outfront Media, Inc.	587,058	10,596,397
#	Paramount Group, Inc.	757,986	4,904,169
	Park Hotels & Resorts, Inc.	944,816	12,358,195
#	Pebblebrook Hotel Trust	552,379	8,860,152
	Physicians Realty Trust	973,205	14,656,467
	Piedmont Office Realty Trust, Inc., Class A	520,633	5,440,615
	Plymouth Industrial REIT, Inc.	73,911	1,362,919
#	Postal Realty Trust, Inc., Class A	5,144	80,658
	Prologis, Inc.	3,920,213	434,163,557
	Public Storage	672,049	208,167,178
	Realty Income Corp.	2,508,477	156,202,845
	Regency Centers Corp.	682,674	41,308,580
	Retail Opportunity Investments Corp.	540,106	7,820,735
	Rexford Industrial Realty, Inc.	699,123	38,647,519
	RLJ Lodging Trust	684,694	8,332,724
	RPT Realty	357,913	3,328,591
	Ryman Hospitality Properties, Inc.	231,470	20,582,312
	Sabra Health Care REIT, Inc.	970,562	13,257,877
	Saul Centers, Inc.	57,643	2,360,481
	SBA Communications Corp.	465,813	125,722,929
#	Service Properties Trust	697,050	5,653,075
	Simon Property Group, Inc.	1,375,574	149,910,054
	SITE Centers Corp.	788,418	9,760,621

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares^	Value†
UNITED STATES — (Continued)
	SL Green Realty Corp.	299,429	$11,881,333
	Spirit Realty Capital, Inc.	553,969	21,510,624
	STAG Industrial, Inc.	687,773	21,726,749
#	STORE Capital Corp.	1,120,845	35,642,871
	Summit Hotel Properties, Inc.	449,201	3,881,097
	Sun Communities, Inc.	506,508	68,302,604
	Sunstone Hotel Investors, Inc.	892,179	9,947,796
#	Tanger Factory Outlet Centers, Inc.	438,583	7,898,880
	Terreno Realty Corp.	330,950	18,910,483
	UDR, Inc.	1,343,079	53,400,821
	UMH Properties, Inc.	173,524	3,043,611
	Uniti Group, Inc.	751,772	5,833,751
#	Universal Health Realty Income Trust	55,719	2,711,844
#	Urban Edge Properties	493,498	6,968,192
	Urstadt Biddle Properties, Inc.	6,002	113,798
#	Urstadt Biddle Properties, Inc., Class A	129,339	2,423,813
	Ventas, Inc.	1,679,645	65,724,523
*	Veris Residential, Inc.	388,320	6,147,106
#	VICI Properties, Inc.	3,442,758	110,237,096
#	Vornado Realty Trust	684,985	16,158,796
	Welltower, Inc.	1,919,936	117,192,893
	Whitestone REIT	191,976	1,806,494
	WP Carey, Inc.	863,529	65,887,263
#	Xenia Hotels & Resorts, Inc.	518,515	8,856,236

TOTAL UNITED STATES			4,788,336,860

AFFILIATED INVESTMENT COMPANIES — (37.9%)

UNITED STATES — (37.9%)
	Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	815,281,171	2,755,650,355
	Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	7,325,273	281,217,222

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES			3,036,867,577

TOTAL INVESTMENT SECURITIES (Cost $8,264,551,787)			7,825,204,437

		Shares
SECURITIES LENDING COLLATERAL — (2.4%)
@§	The DFA Short Term Investment Fund	16,808,621	194,324,473

TOTAL INVESTMENTS — (100.0%) (Cost $8,458,944,245)			$8,019,528,910

As of October 31, 2022, DFA Global Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	172	12/16/22	$32,249,888	$33,393,800	$1,143,912

Total Futures Contracts			$32,249,888	$33,393,800	$1,143,912

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$4,788,336,860	—	—	$4,788,336,860
Affiliated Investment Companies	3,036,867,577	—	—	3,036,867,577
Securities Lending Collateral	—	$194,324,473	—	194,324,473
Futures Contracts**	1,143,912	—	—	1,143,912

TOTAL	$7,826,348,349	$194,324,473	—	$8,020,672,822

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (97.0%)
AUSTRALIA — (6.8%)
*	A2B Australia Ltd.	345,489	$255,888
	Accent Group Ltd.	1,762,494	1,667,830
	Acrow Formwork & Construction Services Ltd.	3,368	1,153
#	Adairs Ltd.	101,712	138,578
	Adbri Ltd.	2,666,620	2,688,456
#*	Aeris Resources Ltd.	134,402	27,377
*	Ainsworth Game Technology Ltd.	814,002	430,848
*	Alkane Resources Ltd.	1,060,863	464,177
#*	Alliance Aviation Services Ltd.	257,340	531,849
*	AMP Ltd.	1,414,400	1,140,612
	Ansell Ltd.	661,666	11,945,118
#	Appen Ltd.	96,063	155,632
*	Aurelia Metals Ltd.	11,685,484	785,112
	Austal Ltd.	4,365,997	6,951,287
	Austin Engineering Ltd.	656,808	151,566
*	Australian Agricultural Co. Ltd.	2,038,629	2,283,106
	Australian Vintage Ltd.	612,478	256,827
*	Australis Oil & Gas Ltd.	970,054	21,834
#	Auswide Bank Ltd.	14,030	51,081
	AVJennings Ltd.	1,267,073	320,132
	Bapcor Ltd.	2,514,411	10,632,548
	Base Resources Ltd.	1,107,825	173,454
*	BCI Minerals Ltd.	917,845	126,450
	Beach Energy Ltd.	23,852,928	24,391,061
	Bega Cheese Ltd.	3,759,488	7,721,281
#	Bell Financial Group Ltd.	49,868	29,356
#	Boral Ltd.	108,302	199,554
#	Bravura Solutions Ltd.	1,918,723	1,497,855
	Brickworks Ltd.	885,046	12,531,084
#	BWX Ltd.	1,412,570	569,237
	Calima Energy Ltd.	1,517,494	141,288
	Capral Ltd.	28,874	141,018
*	Carnarvon Energy Ltd.	2,853,512	264,464
*††	CDS Technologies Ltd.	15,209	0
	Cedar Woods Properties Ltd.	962,444	2,431,621
#	Champion Iron Ltd.	333,663	1,003,631
#*	Cooper Energy Ltd.	44,453,096	5,983,370
	Costa Group Holdings Ltd.	2,148,047	3,495,354
#	Credit Corp. Group Ltd.	71,509	850,045
	CSR Ltd.	2,160,419	6,399,749
	Domain Holdings Australia Ltd.	266,899	568,809
	Downer EDI Ltd.	8,412,852	24,177,992
#*	Eclipx Group Ltd.	4,004,726	4,789,771
	Elanor Investor Group	68,066	70,855
	Elders Ltd.	403,746	3,366,153
#	Emeco Holdings Ltd.	3,570,667	1,794,381
	Enero Group Ltd.	24,327	43,739
	EQT Holdings Ltd.	34,463	554,898
#	Estia Health Ltd.	2,979,981	4,368,710
*	EVT Ltd.	854,166	8,154,915
#	Fenix Resources Ltd.	218,733	29,389
	Finbar Group Ltd.	11,796	5,061
	Fleetwood Ltd.	1,229,112	1,351,799
#	G8 Education Ltd.	11,448,765	7,067,176
	Genworth Mortgage Insurance Australia Ltd.	6,335,205	10,996,934
	GrainCorp Ltd., Class A	4,783,456	25,715,004
#	Grange Resources Ltd.	6,601,501	2,619,225

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	GTN Ltd.	74,832	$19,448
#	GUD Holdings Ltd.	349,226	1,796,257
	GWA Group Ltd.	1,538,088	1,996,881
	Healius Ltd.	10,479,644	22,956,853
	Horizon Oil Ltd.	118,216	9,857
#	HT&E Ltd.	3,236,347	2,474,347
#	Humm Group Ltd.	3,980,757	1,220,442
	IGO Ltd.	35,326	345,486
#	Insignia Financial Ltd.	6,718,573	13,543,974
#	IVE Group Ltd.	1,164,008	1,796,575
	Jupiter Mines Ltd.	1,747,299	217,519
*	Karoon Energy Ltd.	1,672,332	2,274,049
	Kelsian Group Ltd.	130,711	391,180
*††	Lednium Technology Pty Ltd.	438,495	0
	Link Administration Holdings Ltd.	4,177,805	9,136,458
#	Lycopodium Ltd.	75,993	332,314
#	Macmahon Holdings Ltd.	8,442,434	755,542
*	Mayne Pharma Group Ltd.	4,898,374	846,186
#	McPherson’s Ltd.	1,763,589	766,926
#*	Metals X Ltd.	255,210	41,590
	Michael Hill International Ltd.	416,865	321,718
*	MMA Offshore Ltd.	1,324,583	581,035
	Monadelphous Group Ltd.	298,203	2,606,954
	Monash IVF Group Ltd.	4,655,534	2,808,877
#	Money3 Corp. Ltd.	2,390,196	2,984,856
#*	Mount Gibson Iron Ltd.	10,696,342	2,568,434
	Myer Holdings Ltd.	12,319,278	4,998,915
	MyState Ltd.	1,213,488	3,166,515
#	Navigator Global Investments Ltd.	1,080,469	773,731
#	New Hope Corp. Ltd.	6,445,604	23,414,732
	Nickel Industries Ltd.	1,442,053	673,955
	Nine Entertainment Co. Holdings Ltd.	991,714	1,309,674
	NRW Holdings Ltd.	6,249,376	10,198,153
	Nufarm Ltd.	5,613,061	20,004,256
	OM Holdings Ltd.	97,211	39,211
	oOh!media Ltd.	4,243,393	3,432,299
	Pacific Current Group Ltd.	118,019	633,606
	Pact Group Holdings Ltd.	597,063	547,743
	Peet Ltd.	3,093,792	2,176,045
#	Pendal Group Ltd.	166,087	521,688
*	Perenti Global Ltd.	11,132,077	6,822,143
#	Perpetual Ltd.	275,160	4,384,725
	Perseus Mining Ltd.	17,746,742	20,669,624
	Premier Investments Ltd.	739,119	11,836,566
	Propel Funeral Partners Ltd.	129,988	385,795
#	Ramelius Resources Ltd.	5,857,923	2,749,350
#	Regis Resources Ltd.	10,518,702	10,255,902
#*	Reject Shop Ltd.	261,497	781,124
	Reliance Worldwide Corp. Ltd.	2,737,198	5,623,838
#*	Resolute Mining Ltd.	17,694,901	2,266,391
*	Retail Food Group Ltd.	384,326	13,262
	Ridley Corp. Ltd.	6,764,916	9,042,228
	Sandfire Resources Ltd.	7,291,133	16,237,947
	Select Harvests Ltd.	2,305,584	7,822,532
	Servcorp Ltd.	409,955	895,258
	Service Stream Ltd.	5,422,844	2,547,502
	SG Fleet Group Ltd.	49,174	63,199
#	Shaver Shop Group Ltd.	1,100,901	767,745
#	Sigma Healthcare Ltd.	12,332,161	4,997,367

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Silver Lake Resources Ltd.	12,072,205	$8,548,987
	Sims Ltd.	3,005,429	23,497,477
	Southern Cross Electrical Engineering Ltd.	209,262	88,267
	Southern Cross Media Group Ltd.	2,886,434	1,782,368
*††	SpeedCast International Ltd.	59,723	0
	SRG Global Ltd.	332,652	148,538
*	Star Entertainment Group Ltd.	14,746,548	27,740,165
#	Sunland Group Ltd.	3,522,630	5,529,879
	Super Retail Group Ltd.	2,645,438	17,394,303
#*	Superloop Ltd.	2,476,714	1,187,233
	Tabcorp Holdings Ltd.	16,397,725	10,123,637
	Tassal Group Ltd.	5,067,694	16,827,582
	Ten Sixty Four Ltd.	500,279	183,367
#*	Tesserent Ltd.	203,879	15,030
	United Malt Grp Ltd.	5,437,857	10,819,386
*††	Virgin Australia Holdings Pty. Ltd.	39,419,376	0
	Vita Group Ltd.	771,071	54,382
Ω	Viva Energy Group Ltd.	4,663,078	8,464,580
*	West African Resources Ltd.	570,635	377,838
*	Westgold Resources Ltd.	3,401,288	1,588,622
	Whitehaven Coal Ltd.	12,373,145	71,873,065

TOTAL AUSTRALIA			663,617,179

AUSTRIA — (0.8%)
	Agrana Beteiligungs AG	364,622	4,934,196
Ω	BAWAG Group AG	349,079	16,852,068
	EVN AG	382,257	6,359,348
	Oberbank AG	19,091	1,933,894
#	POLYTEC Holding AG	44,989	208,848
	Porr AG	32,931	339,748
	Raiffeisen Bank International AG	258,300	3,592,234
#	Semperit AG Holding	23,023	455,229
	Strabag SE	338,786	13,007,831
	UNIQA Insurance Group AG	1,433,227	9,288,519
	Vienna Insurance Group AG Wiener Versicherung Gruppe	395,898	8,854,599
	voestalpine AG	206,441	4,481,892
	Wienerberger AG	159,226	3,639,718
	Zumtobel Group AG	168,909	1,020,264

TOTAL AUSTRIA			74,968,388

BELGIUM — (1.9%)
	Ackermans & van Haaren NV	319,855	44,562,652
*	AGFA-Gevaert NV	1,512,145	4,571,707
	Banque Nationale de Belgique	578	479,279
	Bekaert SA	847,612	23,620,779
	bpost SA	161,715	799,371
#*	Cie d’Entreprises CFE	51,813	550,092
	Deceuninck NV	1,373,680	2,795,967
*	Deme Group NV	51,813	5,772,492
	D’ieteren Group	24,452	4,069,499
*	Euronav NV	3,565,368	62,219,581
	Exmar NV	8,345	78,509
*	Galapagos NV	142,924	6,518,778
*	Galapagos NV, Sponsored ADR	7,274	331,258
	Gimv NV	166,877	7,124,606
*	Greenyard NV	72,342	478,817
	Immobel SA	26,029	1,065,689
*	Ontex Group NV	169,896	1,002,043

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Proximus SADP	223,659	$2,344,779
#	Recticel SA	572,870	7,916,533
	Roularta Media Group NV	10,995	180,924
	Sipef NV	89,162	5,029,144
*	Tessenderlo Group SA	160,789	4,873,503
	Viohalco SA	35,319	131,128

TOTAL BELGIUM			186,517,130

CANADA — (12.9%)
#*	5N Plus, Inc.	76,540	132,590
#	Acadian Timber Corp.	111,077	1,229,523
*	Aclara Resources, Inc.	2,351	475
*	Advantage Energy Ltd.	2,875,296	21,738,576
#	Aecon Group, Inc.	1,134,943	8,047,528
	AGF Management Ltd., Class B	1,269,015	5,877,700
*	Aimia, Inc.	58,791	159,670
#	Alamos Gold, Inc.,Class A	8,086,441	63,807,766
#	Alaris Equity Partners Income	340,992	3,954,691
#	Algoma Central Corp.	307,731	3,801,602
	Amerigo Resources Ltd.	84,315	63,127
#	Andrew Peller Ltd., Class A	36,665	134,296
*	Argonaut Gold, Inc.	3,137,386	921,169
	B2Gold Corp.	11,015,276	33,789,423
#	Birchcliff Energy Ltd.	5,486,552	42,648,795
	Bird Construction, Inc.	4,700	21,183
	Black Diamond Group Ltd.	1,005,535	3,210,685
*	Bonterra Energy Corp.	282,052	1,844,668
*	Calfrac Well Services Ltd.	8,902	48,877
#	Canaccord Genuity Group, Inc.	1,166,180	5,974,923
#	Canadian Western Bank	1,817,290	31,614,323
#*	Canfor Corp.	935,935	14,062,898
*	Canfor Pulp Products, Inc.	67,916	248,263
#*	Capstone Mining Corp.	2,048,287	4,751,046
#	Cardinal Energy Ltd.	863,888	5,859,232
#	Cascades, Inc.	2,349,197	15,243,441
*	Celestica, Inc.	2,322,671	25,487,315
#	Centerra Gold, Inc.	4,505,696	20,935,190
	CES Energy Solutions Corp.	1,366,115	2,877,932
	Chesswood Group Ltd.	56,300	457,888
#	Cogeco Communications, Inc.	15,768	804,170
	Cogeco, Inc.	42,723	1,819,495
	Conifex Timber, Inc.	21,950	26,262
#	Corus Entertainment, Inc., Class B	3,400,796	5,366,985
#	Crescent Point Energy Corp.	10,524,497	82,323,109
*	Crew Energy, Inc.	2,279,898	10,074,493
	Dexterra Group, Inc.	280,391	1,094,932
#	Doman Building Materials Group Ltd.	578,342	2,347,584
#	Dorel Industries, Inc., Class B	289,830	1,141,365
	DREAM Unlimited Corp., Class A	239,281	4,364,606
	Dundee Precious Metals, Inc.	2,958,394	13,420,101
	ECN Capital Corp.	885,874	2,672,545
	E-L Financial Corp. Ltd.	6,059	3,913,767
#*	Eldorado Gold Corp.	1,884,960	10,535,063
	Element Fleet Management Corp.	139,427	1,857,526
#	Enerflex Ltd.	767,177	3,964,419
*	Ensign Energy Services, Inc.	2,044,848	5,238,389
#	EQB, Inc.	510,080	18,076,605
#*	Equinox Gold Corp.	766,101	2,542,245
#	Exco Technologies Ltd.	347,619	1,768,268

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Firm Capital Mortgage Investment Corp.	161,132	$1,379,087
#*	Fortuna Silver Mines, Inc.	2,819,542	7,841,157
#	Freehold Royalties Ltd.	374,945	4,664,967
*	Frontera Energy Corp.	432,703	3,620,813
#*	GoldMoney, Inc.	8,200	10,172
*	Gran Tierra Energy, Inc.	4,780,033	6,596,295
	Guardian Capital Group Ltd., Class A	84,876	1,619,830
*	Heroux-Devtek, Inc.	238,857	2,205,616
	High Liner Foods, Inc.	265,296	2,554,911
#	Home Capital Group, Inc.	1,308,749	25,303,665
	Hudbay Minerals, Inc.	4,073,336	15,457,957
#*	IAMGOLD Corp.	4,441,138	6,519,819
*	Imperial Metals Corp.	3,500	6,243
*	InPlay Oil Corp.	27,400	67,980
#*	Interfor Corp.	925,299	16,436,478
*	Kelt Exploration Ltd.	1,221,448	5,280,820
#	Kinross Gold Corp.	492,480	1,787,454
*	Knight Therapeutics, Inc.	586,564	2,389,570
#	KP Tissue, Inc.	7,820	58,204
#	Lassonde Industries, Inc., Class A	13,258	1,144,352
#	Laurentian Bank of Canada	955,831	21,328,779
	Leon’s Furniture Ltd.	2,558	32,014
#*††	Lightstream Resources Ltd.	2,048,004	0
#	Linamar Corp.	965,007	41,303,305
*	Lucara Diamond Corp.	42,000	16,648
	Lundin Mining Corp.	370,701	1,942,823
	Magellan Aerospace Corp.	89,183	461,511
*	Mandalay Resources Corp.	8,398	10,541
#	Maple Leaf Foods, Inc.	146,473	2,170,727
#	Martinrea International, Inc.	2,202,353	14,112,777
*	MDA Ltd.	55,858	274,298
	Medical Facilities Corp.	62,503	501,914
*	MEG Energy Corp.	5,253,777	78,555,024
	Melcor Developments Ltd.	149,409	1,172,373
*††	Mercator Minerals Ltd.	861,957	0
#	Methanex Corp.	119,142	4,156,864
#	Mullen Group Ltd.	986,259	9,910,732
	Neo Performance Materials, Inc.	38,426	300,108
*	New Gold, Inc.	1,150,075	1,035,394
*	NuVista Energy Ltd.	2,877,239	28,532,682
*	Obsidian Energy Ltd.	224,950	2,055,003
*	OceanaGold Corp.	13,100,252	19,039,526
	Onex Corp.	34,994	1,761,323
*	Organigram Holdings, Inc.	28,444	29,021
	Osisko Gold Royalties Ltd.	227,368	2,441,822
#	Pan American Silver Corp.	54,310	867,874
#	Paramount Resources Ltd., Class A	826,897	17,516,968
#	Parex Resources, Inc.	1,093,844	16,684,463
	Park Lawn Corp.	17,336	269,135
*	Petrus Resources Ltd.	63,260	135,589
#	Peyto Exploration & Development Corp.	2,679,620	25,019,097
	Pizza Pizza Royalty Corp.	468,208	4,350,947
	Polaris Renewable Energy, Inc.	349,776	4,261,960
#	PrairieSky Royalty Ltd.	1,545,531	24,005,165
*	Precision Drilling Corp.	278,770	20,570,007
#	Quarterhill, Inc.	1,386,277	1,699,330
	Russel Metals, Inc.	563,836	11,679,416
#*	Sabina Gold & Silver Corp.	1,242,616	1,012,445
*	ShawCor Ltd.	266,104	1,941,552

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	SNC-Lavalin Group, Inc.	15,522	$268,774
*	SNDL, Inc.	172,438	424,197
*††	Sonde Resources Corp.	463,104	0
*††	Southern Pacific Resource Corp.	156,000	0
#	SSR Mining, Inc.	2,795,831	38,546,246
#	Stella-Jones, Inc.	222,192	6,691,774
#*Ω	STEP Energy Services Ltd.	86,521	400,740
	Supremex, Inc.	16,500	56,681
	Surge Energy, Inc.	213,214	1,601,042
#	Tamarack Valley Energy Ltd.	1,866,564	7,193,057
	Tidewater Midstream & Infrastructure Ltd.	1,996,890	1,685,634
#	Timbercreek Financial Corp.	994,596	5,614,154
*	Torex Gold Resources, Inc.	898,944	6,123,390
	Total Energy Services, Inc.	496,974	2,859,968
	TransAlta Corp.	2,562,997	22,575,670
#	Transcontinental, Inc., Class A	1,217,675	13,898,665
*	Turquoise Hill Resources Ltd.	1,004,589	28,239,310
*	Uni-Select, Inc.	298,607	8,098,894
	Vermilion Energy, Inc.	1,354,479	31,582,084
	VersaBank	39,241	267,889
	Wajax Corp.	195,621	2,647,815
*	Well Health Technologies Corp.	52,539	112,610
#	Western Forest Products, Inc.	2,303,511	2,079,729
#	Whitecap Resources, Inc.	7,500,963	58,142,303
#	Yamana Gold, Inc.	12,783,678	56,108,503
#*	Yangarra Resources Ltd.	406,155	888,422

TOTAL CANADA			1,254,508,822

CHINA — (0.1%)
Ω	BOC Aviation Ltd.	93,100	623,018
	BOE Varitronix Ltd.	298,000	441,883
	China Gold International Resources Corp. Ltd.	3,195,405	7,388,355
	Fountain SET Holdings Ltd.	7,900,000	754,650
	GDH Guangnan Holdings Ltd.	3,264,000	228,861
*	Goodbaby International Holdings Ltd.	9,843,000	627,738
*††	Hanfeng Evergreen, Inc.	707,267	0

TOTAL CHINA			10,064,505

DENMARK — (2.9%)
	Alm Brand AS	5,882,488	8,039,128
	BankNordik P/F	1,339	21,327
	D/S Norden AS	465,937	24,114,582
	Dfds AS	516,179	15,664,475
	FLSmidth & Co. AS	510,823	11,806,802
	GronlandsBANKEN AS	1,455	109,086
	H Lundbeck AS	2,223,122	8,318,225
*	H Lundbeck AS, Class A	160,624	545,892
*	H+H International AS, Class B	70,986	1,094,856
*	Harboes Bryggeri AS, Class B	24,521	225,316
*	Jyske Bank AS	1,195,095	64,498,265
	Matas AS	627,178	6,002,735
*	Nilfisk Holding AS	5,922	110,172
*	NKT AS	100,870	5,034,138
*Ω	NNIT AS	12,704	92,107
#	North Media AS	31,476	269,539
	Per Aarsleff Holding AS	480,053	13,407,817
	Ringkjoebing Landbobank AS	44,541	4,844,398
	Rockwool AS, Class B	16,878	3,361,321

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	ROCKWOOL AS, Class A	1,888	$372,326
Ω	Scandinavian Tobacco Group AS, Class A	1,144,999	19,179,492
	Schouw & Co. AS	362,501	22,998,931
	Solar AS, Class B	42,320	3,191,500
	Spar Nord Bank AS	1,937,527	23,459,074
	Sparekassen Sjaelland-Fyn AS	53,935	1,238,221
	Sydbank AS	1,477,986	45,005,189
	TORM PLC, Class A	53,561	1,433,138
	UIE PLC	123,246	3,026,997

TOTAL DENMARK			287,465,049

FINLAND — (2.0%)
	Aktia Bank Oyj	471,121	4,683,834
	Anora Group Oyj	23,409	162,334
	Aspo Oyj	50,001	395,337
	Atria Oyj	283,322	2,643,191
	Cargotec Oyj, Class B	921,950	34,674,199
#Ω	Enento Group Oyj	3,047	63,271
	Fiskars Oyj Abp	223,302	3,216,345
#	HKScan Oyj, Class A	541,865	509,306
#	Kemira Oyj	2,771,507	36,596,020
#	Konecranes Oyj	745,569	18,758,840
#	Lassila & Tikanoja Oyj	17,529	172,166
	Metsa Board Oyj, Class B	3,719,167	27,977,145
	Nokian Renkaat Oyj	686,877	7,745,788
	Oma Saastopankki Oyj	22,630	444,900
	Oriola Oyj, Class A	5,285	9,793
	Oriola Oyj, Class B	555,592	1,007,846
#	Outokumpu Oyj	4,457,734	17,890,523
	Raisio Oyj, Class V	933,370	1,806,629
	Rapala VMC Oyj	65,979	279,459
	Sanoma Oyj	88,019	1,030,389
	Suominen Oyj	8,980	24,716
	Teleste Oyj	52,756	186,555
Ω	Terveystalo Oyj	407,901	2,522,815
#	TietoEVRY Oyj	1,319,138	31,447,219
#	YIT Oyj	123,775	310,388

TOTAL FINLAND			194,559,008

FRANCE — (3.8%)
	AKWEL	163,920	2,381,817
#Ω	ALD SA	111,871	1,193,560
	Altamir	343,540	8,110,713
	Assystem SA	38,071	1,396,266
	Axway Software SA	3,827	59,423
#	Bigben Interactive	54,993	413,000
#	Bonduelle SCA	236,776	2,751,332
	Burelle SA	3,337	1,404,596
#*	Casino Guichard Perrachon SA	385,830	3,711,071
*	CGG SA	9,506,078	8,075,201
#	Chargeurs SA	2,717	35,914
*	Cie des Alpes	346,768	4,274,204
	Cie Plastic Omnium SA	8,680	121,624
*	Coface SA	1,313,104	14,617,670
	Derichebourg SA	1,002,448	4,377,369
	Elis SA	3,427,793	39,254,759
	Etablissements Maurel et Prom SA	618,540	2,780,214
	Eurazeo SE	20,790	1,186,390

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#	Eutelsat Communications SA	2,147,353	$21,555,444
	Exel Industries, Class A	525	20,650
#	Fnac Darty SA	223,781	6,913,337
*	Gaumont SA	11,739	1,164,381
*	GL Events	161,597	2,513,104
	Groupe Crit	8,575	498,893
	Groupe SFPI	140,840	304,914
	Guerbet	12,039	206,406
	Haulotte Group SA	27,416	74,636
	Imerys SA	348,903	14,281,192
	IPSOS	530,157	25,663,411
	Jacquet Metals SACA	304,457	4,735,323
	Korian SA	742,644	7,017,123
	LISI	34,103	673,479
#Ω	Maisons du Monde SA	218,291	2,139,762
	Manutan International	34,490	3,458,531
	Mersen SA	309,922	10,027,510
	Metropole Television SA	10,528	108,886
#	Nexity SA	434,177	8,696,678
#*	OL Groupe SA	45,894	125,295
#*	Orpea SA	23,270	188,717
#	Plastiques Du Val De Loire	117,952	396,576
	Quadient SA	571,080	8,034,678
#*	Rallye SA	809	2,075
	Rexel SA	2,338,636	41,733,646
	Rothschild & Co.	423,926	15,034,010
	Samse SA	990	166,751
	Savencia SA	119,869	6,644,810
	SCOR SE	1,575,924	23,698,945
	Seche Environnement SA	44,864	3,808,907
	SES SA	5,373,290	38,112,461
*Ω	SMCP SA	287,234	1,805,533
	Societe BIC SA	16,075	922,803
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	7,915	661,192
#	Television Francaise 1	701,930	4,455,897
#	Totalenergies EP Gabon	9,168	1,485,549
	Valeo	379,280	6,247,869
*	Vallourec SA	344,605	3,666,490
#	Vicat SA	266,314	6,104,781
	VIEL & Cie SA	25,721	147,395
	Vilmorin & Cie SA	102,469	4,540,525
	Vranken-Pommery Monopole SA	17,057	268,091
*Ω	X-Fab Silicon Foundries SE	30,259	156,651

TOTAL FRANCE			374,608,430

GERMANY — (5.8%)
	1&1 AG	645,577	8,504,701
	7C Solarparken AG	240,426	1,045,257
*	Aareal Bank AG	1,191,446	37,676,355
	Aurubis AG	936,015	59,062,786
#*	Bauer AG	340,903	2,223,693
#	BayWa AG	334,909	15,112,335
	Bertrandt AG	24,209	720,973
*	Bijou Brigitte AG	40,367	1,387,429
#	Bilfinger SE	337,235	9,381,496
#*	Borussia Dortmund GmbH & Co. KGaA	1,166,642	4,312,952
	CANCOM SE	33,570	829,578
	Cewe Stiftung & Co. KGAA	285	22,325
	CropEnergies AG	465,223	7,414,229

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Deutsche Beteiligungs AG	262,779	$6,659,209
Ω	Deutsche Pfandbriefbank AG	1,429,076	10,643,939
	Deutz AG	2,375,880	8,969,908
	DMG Mori AG	9,991	406,780
	Draegerwerk AG & Co. KGaA	56,850	2,052,479
	Duerr AG	92,993	2,458,058
Ω	DWS Group GmbH & Co. KGaA	65,215	1,763,175
	Elmos Semiconductor SE	4,744	216,858
	ElringKlinger AG	442,380	3,166,445
	First Sensor AG	2,413	139,328
	FORTEC Elektronik AG	1,354	32,676
*	Francotyp-Postalia Holding AG, Class A	2,072	6,676
	Freenet AG	1,705,503	33,523,671
	Gerresheimer AG	67,957	3,893,163
	Gesco AG	105,968	2,637,321
*	Grammer AG	171	1,876
#	GRENKE AG	60,635	1,236,638
*	H&R GmbH & Co. KGaA	225,768	1,463,957
	Hamburger Hafen und Logistik AG	74,109	867,995
*	Highlight Communications AG	11,679	45,124
	Hornbach Holding AG & Co. KGaA	148,677	10,134,642
#	Indus Holding AG	369,216	7,285,829
Ω	Instone Real Estate Group SE	86,815	631,895
	Jenoptik AG	13,128	287,806
#Ω	JOST Werke AG	22,136	944,652
	K&S AG	3,796,021	83,812,305
#	Kloeckner & Co. SE	1,591,183	12,470,365
*	Koenig & Bauer AG	93,040	1,166,975
	Krones AG	100,180	9,278,009
	KSB SE & Co. KGaA	5,653	2,234,096
	KWS Saat SE & Co. KGaA	18,019	1,046,100
	Lanxess AG	1,057,257	35,754,071
#*	Leoni AG	73,364	516,357
*	Mediclin AG	527,129	1,874,333
*	Medios AG	1,887	34,831
*	METRO AG	874,465	6,670,754
	MLP SE	1,288,206	5,982,479
	Mutares SE & Co. KGaA	19,137	336,385
	Norma Group SE	187,524	2,972,750
	PATRIZIA SE	156,055	1,145,368
#	PNE AG	858,503	16,338,976
	Progress-Werk Oberkirch AG	5,898	144,490
	ProSiebenSat.1 Media SE	61,130	415,416
#*	q.beyond AG	1,955,082	1,616,789
	Rheinmetall AG	195,846	31,835,087
	RTL Group SA	10,624	360,642
	SAF-Holland SE	750,702	5,557,373
#	Salzgitter AG	643,686	14,385,452
#*	SGL Carbon SE	33,170	235,270
	Softing AG	12,954	65,707
#	Software AG	223,538	4,890,338
	Suedzucker AG	877,828	11,186,959
#	SUESS MicroTec SE	2,869	32,434
	Surteco Group SE	100,701	1,900,435
#	Synlab AG	58,521	753,518
#	Takkt AG	440,969	5,711,014
	Technotrans SE	1,248	31,397
	Telefonica Deutschland Holding AG	358,794	781,776
#*	thyssenkrupp AG	3,800,552	20,005,839

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	United Internet AG	557,146	$10,414,768
*	Vitesco Technologies Group AG, Class A	86,833	4,646,308
	Vossloh AG	78,511	2,817,358
	Wacker Neuson SE	699,888	11,034,090
	Wuestenrot & Wuerttembergische AG	235,031	3,315,957

TOTAL GERMANY			560,936,780

GREECE — (0.0%)
*††	Michaniki SA	986,718	0
††	Tropea Holding SA	4,581	1,698

TOTAL GREECE			1,698

HONG KONG — (2.1%)
	Aeon Credit Service Asia Co. Ltd.	1,128,000	659,787
	Allied Group Ltd.	36,294,000	7,862,773
	Asia Financial Holdings Ltd.	3,462,106	1,327,892
*	Asia Standard Hotel Group Ltd.	5,504,077	47,029
*	Asia Standard International Group Ltd.	11,459,503	554,339
	Associated International Hotels Ltd.	947,000	1,197,765
	Bank of East Asia Ltd.	5,042,186	4,832,359
*††	Bel Global Resources Holdings Ltd.	16,756,000	0
	BOCOM International Holdings Co. Ltd.	3,235,000	162,969
*	Century City International Holdings Ltd.	26,919,300	944,625
	Chen Hsong Holdings	3,236,000	639,366
	Cheuk Nang Holdings Ltd.	5,095,016	1,384,583
	Chevalier International Holdings Ltd.	2,506,858	2,164,729
*	China Energy Development Holdings Ltd.	4,910,000	80,106
*	China Strategic Holdings Ltd.	51,305,000	150,798
*	China Tonghai International Financial Ltd.	1,190,000	27,266
	Chinney Investments Ltd.	1,192,000	164,812
	Chow Sang Sang Holdings International Ltd.	3,735,000	3,444,614
	Chuang’s China Investments Ltd.	22,154,415	685,502
	Chuang’s Consortium International Ltd.	17,825,520	1,712,362
	CITIC Telecom International Holdings Ltd.	11,766,000	3,477,509
Ω	Crystal International Group Ltd.	515,500	131,440
	CSI Properties Ltd.	106,655,476	1,592,349
*††	CW Group Holdings Ltd.	1,696,500	0
	Dah Sing Banking Group Ltd.	7,371,488	4,395,348
	Dah Sing Financial Holdings Ltd.	2,925,356	5,788,698
	Dickson Concepts International Ltd.	1,989,000	822,647
	Eagle Nice International Holdings Ltd.	1,134,000	644,211
††	EcoGreen International Group Ltd.	3,623,840	657,860
	Emperor Entertainment Hotel Ltd.	7,630,000	427,244
	Emperor International Holdings Ltd.	21,990,333	1,402,247
	Emperor Watch & Jewellery Ltd.	54,840,000	796,920
*	Esprit Holdings Ltd.	1,577,500	122,457
	ESR Group Ltd.	118,132	201,456
	Far East Consortium International Ltd.	32,790,725	7,389,216
	First Pacific Co. Ltd.	25,370,000	6,718,104
*Ω	FIT Hon Teng Ltd.	7,124,000	833,809
	Get Nice Financial Group Ltd.	5,013,324	441,163
	Giordano International Ltd.	3,484,000	577,286
	Glorious Sun Enterprises Ltd.	3,412,000	291,152
*	Gold Peak Technology Group Ltd., Class L	7,106,907	526,335
	Golden Resources Development International Ltd.	14,463,000	819,921
	Goodresources	500,000	1,013
*	GR Properties Ltd.	726,000	92,395
	Great Eagle Holdings Ltd.	3,280,240	6,015,598

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	G-Resources Group Ltd.	1,353,850	$342,405
	Guotai Junan International Holdings Ltd.	19,985,000	1,424,192
#*	Haitong International Securities Group Ltd.	31,774,367	2,306,044
	Hang Lung Group Ltd.	4,604,000	5,971,794
	Hanison Construction Holdings Ltd.	7,678,724	959,163
*	Harbour Centre Development Ltd.	2,204,000	1,783,742
	HKR International Ltd.	17,194,957	4,315,285
	Hon Kwok Land Investment Co. Ltd.	6,326,935	1,520,126
	Hong Kong Economic Times Holdings Ltd.	64,000	8,565
	Hong Kong Ferry Holdings Co. Ltd.	2,595,000	1,986,891
*	Hongkong & Shanghai Hotels Ltd.	7,633,841	5,988,607
	Hongkong Chinese Ltd.	20,343,100	1,242,754
*††	Hsin Chong Group Holdings Ltd.	24,822,006	0
	Hung Hing Printing Group Ltd.	6,999,275	869,672
	Hutchison Telecommunications Hong Kong Holdings Ltd.	23,098,000	3,059,865
*	IPE Group Ltd.	10,775,000	891,974
#*	IRC Ltd.	80,346,000	1,186,963
	Jacobson Pharma Corp. Ltd.	650,000	62,167
*††	JInchang Longzhe Charging Co. Ltd.	507,600	0
	Johnson Electric Holdings Ltd.	3,522,726	3,629,227
	K Wah International Holdings Ltd.	7,717,000	2,161,122
*	Kader Holdings Co. Ltd.	182,000	9,013
	Keck Seng Investments Hong Kong Ltd.	2,546,000	626,838
	Kerry Logistics Network Ltd.	2,050,500	3,254,870
	Kerry Properties Ltd.	3,835,500	6,067,319
#	Kowloon Development Co. Ltd.	8,476,277	7,521,777
*	Kwoon Chung Bus Holdings Ltd.	218,000	44,738
*	Lai Sun Development Co. Ltd.	9,069,696	3,586,012
*	Lai Sun Garment International Ltd.	10,094,906	4,257,173
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	3,929,000	375,867
*	Lerado Financial Group Co. Ltd.	65,840	1,426
	Lippo China Resources Ltd.	4,888,000	71,597
	Lippo Ltd.	4,619,500	1,551,233
	Liu Chong Hing Investment Ltd.	4,124,000	3,549,208
	Luk Fook Holdings International Ltd.	779,000	1,692,293
	Lung Kee Bermuda Holdings	658,000	200,853
*	Magnificent Hotel Investment Ltd.	38,616,600	503,967
*	Mason Group Holdings Ltd.	8,460,400	29,104
*	Midland Holdings Ltd.	1,815,969	122,686
	Miramar Hotel & Investment	2,327,000	3,209,224
#*	Mongolian Mining Corp.	2,451,000	611,950
	Nanyang Holdings Ltd.	98,350	339,783
	National Electronics Holdings	3,265,648	399,397
	NWS Holdings Ltd.	9,012,000	6,390,873
	Oriental Enterprise Holdings Ltd.	118,000	8,574
#	Oriental Watch Holdings	6,178,587	2,645,498
††	Pacific Andes International Holdings Ltd.	88,958,890	310,520
	Pacific Basin Shipping Ltd.	2,618,000	633,825
*	Paliburg Holdings Ltd.	9,263,041	1,794,047
#	PC Partner Group Ltd.	132,000	63,087
	Pico Far East Holdings Ltd.	786,000	107,089
	Playmates Holdings Ltd.	26,123,000	1,864,007
	Pokfulam Development Co. Ltd.	66,000	76,526
*	PT International Development Co. Ltd.	1,710,000	38,853
	Public Financial Holdings Ltd.	4,868,444	1,309,205
*	Regal Hotels International Holdings Ltd.	8,324,623	2,706,444
	Safety Godown Co. Ltd.	420,000	128,226
	SAS Dragon Holdings Ltd.	36,000	14,965
#	SEA Holdings Ltd.	2,387,368	1,023,251

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Shangri-La Asia Ltd.	1,398,000	$773,537
*	Shenwan Hongyuan HK Ltd.	815,000	41,954
*	Shun Ho Property Investments Ltd.	271,173	31,384
*	Shun Tak Holdings Ltd.	24,942,546	3,238,901
#	Singamas Container Holdings Ltd.	19,018,000	1,453,234
	SmarTone Telecommunications Holdings Ltd.	2,141,000	1,058,300
	Soundwill Holdings Ltd.	1,507,500	1,201,201
*	South China Holdings Co. Ltd.	30,297,751	179,510
	Stella International Holdings Ltd.	198,000	191,759
	Sun Hung Kai & Co. Ltd.	8,582,688	2,997,051
#	TAI Cheung Holdings Ltd.	4,492,000	2,262,179
	Tan Chong International Ltd.	3,879,000	815,402
	Tao Heung Holdings Ltd.	747,000	70,456
	Tern Properties Co. Ltd.	146,000	71,793
	Texhong Textile Group Ltd.	1,541,500	992,817
	Texwinca Holdings Ltd.	9,734,000	1,277,189
	Tian Teck Land Ltd.	432,000	201,092
	Transport International Holdings Ltd.	1,005,479	1,062,058
	United Laboratories International Holdings Ltd.	7,376,000	3,091,465
	Upbest Group Ltd.	4,476,000	352,587
*	Value Convergence Holdings Ltd.	892,000	18,574
	Vedan International Holdings Ltd.	6,156,000	529,846
#*Ω	VPower Group International Holdings Ltd., Class H	7,301,000	503,441
	VSTECS Holdings Ltd.	1,852,000	890,486
	Wai Kee Holdings Ltd.	974,000	194,686
	Wang On Group Ltd.	131,840,000	722,919
	Wing On Co. International Ltd.	2,384,500	3,876,948
	Wing Tai Properties Ltd.	2,564,749	1,120,526
	Wong’s International Holdings Ltd.	70,000	16,313
*	Xingye Alloy Materials Group Ltd.	1,406,000	206,124
	Yue Yuen Industrial Holdings Ltd.	6,648,500	6,759,174
#*	Zensun Enterprises Ltd.	2,564,000	378,622

TOTAL HONG KONG			205,643,458

IRELAND — (0.5%)
	AIB Group PLC	2,783,128	8,051,348
	Bank of Ireland Group PLC	5,511,654	39,687,335
	Cairn Homes PLC	520,141	503,590
*	Dalata Hotel Group PLC	492,261	1,579,253
*Ω	Glenveagh Properties PLC	558,502	546,307
*	Permanent TSB Group Holdings PLC	25,384	42,266

TOTAL IRELAND			50,410,099

ISRAEL — (1.3%)
#	Afcon Holdings Ltd.	1,768	83,563
#	Alrov Properties & Lodgings Ltd.	12,979	663,576
	Ashtrom Group Ltd.	294,691	6,413,620
*	Avgol Industries 1953 Ltd.	8,403	4,965
	Azorim-Investment Development & Construction Co. Ltd.	985,187	3,428,097
	Carasso Motors Ltd.	243,856	1,530,966
*	Cellcom Israel Ltd.	568,627	2,846,797
*	Clal Insurance Enterprises Holdings Ltd.	427,406	7,375,515
*	Delek Group Ltd.	76,531	11,652,394
	Delta Galil Industries Ltd.	14,073	637,163
#	Dor Alon Energy in Israel 1988 Ltd.	40,502	1,400,949
#*	Equital Ltd.	418,544	12,906,931
	Formula Systems 1985 Ltd.	57,604	4,675,545
*	Hagag Group Real Estate Development	14,622	79,598

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Harel Insurance Investments & Financial Services Ltd.	1,740,867	$16,757,539
	IDI Insurance Co. Ltd.	37,262	995,087
	IES Holdings Ltd.	7,030	491,538
	Infinya Ltd.	19,587	1,892,099
	Isracard Ltd.	1,016,853	3,006,692
	Isras Investment Co. Ltd.	12,292	2,314,447
	Kardan Real Estate Enterprise & Development Ltd.	112,731	109,917
	Kerur Holdings Ltd.	11,372	246,014
	Klil Industries Ltd.	595	49,719
	M Yochananof & Sons Ltd.	240	14,129
#	Mediterranean Towers Ltd.	322,435	930,389
#*	Meitav Investment House Ltd.	260,950	913,794
*	Menora Mivtachim Holdings Ltd.	526,340	10,725,308
	Meshulam Levinstein Contracting & Engineering Ltd.	2,175	202,406
	Migdal Insurance & Financial Holdings Ltd.	1,865,815	2,238,012
	Mizrahi Tefahot Bank Ltd.	1	44
#*	Naphtha Israel Petroleum Corp. Ltd.	171,202	886,782
	Nawi Brothers Ltd.	72,095	521,765
#*	Neto Malinda Trading Ltd.	17,684	595,425
	Oil Refineries Ltd.	20,812,575	7,750,915
#	Palram Industries 1990 Ltd.	52,424	513,328
*	Partner Communications Co. Ltd.	208,048	1,568,313
*	Paz Oil Co. Ltd.	74,244	8,869,403
	Peninsula Group Ltd.	41,739	22,116
*	Perion Network Ltd.	6,737	154,537
	Plasson Industries Ltd.	10,872	529,934
#	Prashkovsky Investments & Construction Ltd.	40,436	971,024
	Raval Ics Ltd.	14,781	15,679
	Shalag Industries Ltd.	5,736	15,421
	Shufersal Ltd.	116,593	795,927
	Summit Real Estate Holdings Ltd.	563,996	7,858,864
#Ω	Tamar Petroleum Ltd.	164,372	507,064
*	Tera Light Ltd.	400,896	666,621

TOTAL ISRAEL			126,829,931

ITALY — (3.8%)
	A2A SpA	25,768,285	28,572,852
	ACEA SpA	24,543	309,254
Ω	Anima Holding SpA	4,558,524	14,118,509
	Ascopiave SpA	42,784	101,222
	Autostrade Meridionali SpA	9,880	361,125
#	Avio SpA	221,135	2,469,390
	Banca IFIS SpA	253,209	2,989,868
	Banca Popolare di Sondrio SPA	8,480,495	30,420,035
#	Banca Profilo SpA	2,698,377	514,689
Ω	Banca Sistema SpA	831,681	1,219,353
	Banco BPM SpA	21,588,080	65,315,073
	Banco di Desio e della Brianza SpA	439,390	1,224,209
	BPER Banca	8,450,428	15,635,801
	Buzzi Unicem SpA	1,481,610	24,589,945
	Cairo Communication SpA	1,153,816	1,875,427
	Cementir Holding NV	1,383,756	8,053,989
*	CIR SpA-Compagnie Industriali	7,402,597	3,125,333
	Credito Emiliano SpA	1,419,439	8,415,896
*	d’Amico International Shipping SA	7,488,557	2,152,883
	Danieli & C Officine Meccaniche SpA	282,453	3,879,638
#	Danieli & C Officine Meccaniche SpA	315,004	6,429,395
	DeA Capital SpA	1,927,207	2,045,974
#	Emak SpA	1,343,863	1,435,556

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Esprinet SpA	602,417	$4,012,895
#	Exprivia SpA	74,618	100,149
#	Fila SpA	172,287	1,174,545
#*	Fincantieri SpA	436,274	221,810
*	FNM SpA	3,621,778	1,646,495
	Hera SpA	1,808,720	4,309,603
	IMMSI SpA	4,160,633	1,632,712
	Italmobiliare SpA	237,287	6,065,831
*	Iveco Group NV	524,975	2,836,789
	IVS Group SA	73,063	276,562
#*	KME Group SpA	2,909,563	1,605,417
	Leonardo SpA	4,980,957	40,017,465
#	MFE-MediaForEurope NV, Class A	5,157,193	1,809,164
#	MFE-MediaForEurope NV, Class A	964,729	481,828
	Openjobmetis SpA agenzia per il lavoro	10,763	83,123
	Orsero SpA	77,952	1,115,735
Ω	OVS SpA	5,125,245	9,568,120
#Ω	Pirelli & C SpA	4,530,658	17,089,906
#	Prima Industrie SpA	56,730	1,383,711
	Rizzoli Corriere Della Sera Mediagroup SpA	1,355,701	910,728
*	Saras SpA	9,323,670	11,268,594
*	Sogefi SpA	615,998	501,680
*	TXT e-solutions SpA	8,216	99,558
	Unipol Gruppo SpA	8,415,530	36,219,081
#	UnipolSai Assicurazioni SpA	2,026,423	4,569,124

TOTAL ITALY			374,256,041

JAPAN — (25.0%)
	77 Bank Ltd.	943,600	11,434,648
	A&D HOLON Holdings Co. Ltd.	38,400	236,345
	Achilles Corp.	293,300	2,705,266
	AD Works Group Co. Ltd.	159,300	174,453
	ADEKA Corp.	576,000	8,611,442
	AEON Financial Service Co. Ltd.	479,100	4,688,764
#	Ahresty Corp.	203,300	503,739
	Aichi Corp.	267,900	1,422,466
#	Aichi Financial Group, Inc.	272,909	3,487,186
	Aichi Steel Corp.	273,435	3,823,939
	Aichi Tokei Denki Co. Ltd.	110,200	962,229
	Aida Engineering Ltd.	225,500	1,310,139
	Ainavo Holdings Co. Ltd.	19,600	117,476
	Aiphone Co. Ltd.	206,400	2,777,502
	Airport Facilities Co. Ltd.	540,700	1,944,597
	Aisan Industry Co. Ltd.	775,830	3,677,303
#	Aizawa Securities Group Co. Ltd.	70,400	307,974
	Akatsuki Corp.	34,100	72,729
	Akatsuki, Inc.	21,700	315,236
#	Albis Co. Ltd.	71,700	1,110,682
	Alconix Corp.	406,699	3,740,937
	Alinco, Inc.	195,900	1,305,008
#	Alpen Co. Ltd.	307,400	4,177,768
#	Alpha Corp.	108,400	687,788
	Alps Alpine Co. Ltd.	1,993,788	17,127,774
	Alps Logistics Co. Ltd.	235,400	1,735,645
#	Anabuki Kosan, Inc.	38,600	503,144
	AOI Electronics Co. Ltd.	40,200	520,336
	AOKI Holdings, Inc.	326,900	1,580,049
	Aoyama Trading Co. Ltd.	186,100	1,298,222
#	Aozora Bank Ltd.	189,800	3,264,894

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Arakawa Chemical Industries Ltd.	353,600	$2,249,158
	Arata Corp.	103,000	2,843,914
#	Araya Industrial Co. Ltd.	18,700	238,475
	ARCLANDS Corp.	210,900	2,091,758
	Arcs Co. Ltd.	471,300	6,282,080
	Arealink Co. Ltd.	106,300	1,348,781
	Arisawa Manufacturing Co. Ltd.	595,582	5,030,671
	Artnature, Inc.	39,100	202,645
	Asahi Broadcasting Group Holdings Corp.	89,100	371,413
	Asahi Diamond Industrial Co. Ltd.	1,077,763	5,383,476
	Asahi Kogyosha Co. Ltd.	186,948	2,575,678
	Asahi Printing Co. Ltd.	11,900	66,926
	ASAHI YUKIZAI Corp.	348,300	5,592,490
	Asanuma Corp.	66,600	1,225,259
	Ashimori Industry Co. Ltd.	84,499	588,249
	Asia Pile Holdings Corp.	666,400	2,260,442
	ASKA Pharmaceutical Holdings Co. Ltd.	336,100	2,645,503
#	Astena Holdings Co. Ltd.	649,400	1,832,393
	Asti Corp.	49,700	683,821
#	Avantia Co. Ltd.	93,600	489,595
	Awa Bank Ltd.	432,423	5,435,908
	Bando Chemical Industries Ltd.	533,100	3,788,240
#	Bank of Kochi Ltd.	41,799	174,853
#	Bank of Nagoya Ltd.	103,369	2,117,501
	Bank of Saga Ltd.	111,109	1,159,663
	Bank of the Ryukyus Ltd.	375,700	1,965,654
#	Belluna Co. Ltd.	965,024	4,650,651
	Bunka Shutter Co. Ltd.	574,300	4,129,310
	Canon Electronics, Inc.	239,100	2,524,626
	Carlit Holdings Co. Ltd.	467,900	2,162,125
#	Cawachi Ltd.	327,100	4,527,043
	Central Glass Co. Ltd.	740,400	17,482,797
	Chiba Kogyo Bank Ltd.	472,642	915,036
	Chilled & Frozen Logistics Holdings Co. Ltd.	74,700	605,835
	Chino Corp.	55,900	644,190
	Chiyoda Integre Co. Ltd.	152,800	2,353,843
	Chori Co. Ltd.	131,900	1,728,225
	Chubu Shiryo Co. Ltd.	514,179	3,501,664
	Chudenko Corp.	221,760	3,060,831
	Chuetsu Pulp & Paper Co. Ltd.	109,600	681,671
	Chugin Financial Group, Inc.	754,500	4,548,107
	Chuo Gyorui Co. Ltd.	61,600	1,219,482
	Chuo Spring Co. Ltd.	136,900	636,493
#	Chuo Warehouse Co. Ltd.	30,800	190,779
	CI Takiron Corp.	979,800	3,385,434
#	Citizen Watch Co. Ltd.	3,134,900	13,165,666
#	CK-San-Etsu Co. Ltd.	9,900	272,994
	Cleanup Corp.	314,100	1,284,121
	CMK Corp.	1,205,400	4,338,650
	Corona Corp.	166,300	943,637
	Cosel Co. Ltd.	167,400	959,141
	Cosmo Energy Holdings Co. Ltd.	163,300	4,206,501
	Cosmos Initia Co. Ltd.	73,700	272,221
	Create Medic Co. Ltd.	10,200	59,588
	Credit Saison Co. Ltd.	1,332,800	14,245,442
	CTI Engineering Co. Ltd.	210,800	4,139,937
	Dai Nippon Toryo Co. Ltd.	208,400	1,028,076
	Dai-Dan Co. Ltd.	244,300	3,484,828
	Daido Kogyo Co. Ltd.	124,289	590,140

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daido Metal Co. Ltd.	761,700	$2,622,820
	Daido Steel Co. Ltd.	513,200	13,305,757
	Daihatsu Diesel Manufacturing Co. Ltd.	399,800	1,457,878
#	Daiho Corp.	202,800	5,751,047
	Daiichi Jitsugyo Co. Ltd.	146,000	3,833,987
#	Daiichi Kensetsu Corp.	12,800	124,803
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	100,000	845,174
	Daiken Corp.	109,900	1,471,487
	Daikoku Denki Co. Ltd.	160,500	1,540,988
	Daikyonishikawa Corp.	419,600	1,691,894
	Dainichi Co. Ltd.	239,000	1,044,351
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	251,700	2,977,810
	Daio Paper Corp.	124,500	918,557
	Daishi Hokuetsu Financial Group, Inc.	581,943	10,277,792
	Daisue Construction Co. Ltd.	161,500	1,256,380
	Daito Bank Ltd.	160,900	659,488
	Daito Pharmaceutical Co. Ltd.	46,442	798,788
	Daitron Co. Ltd.	5,500	78,570
	Daiwa Industries Ltd.	210,200	1,762,627
	DCM Holdings Co. Ltd.	1,634,300	12,733,981
	Denyo Co. Ltd.	307,800	3,016,767
	DIC Corp.	587,135	9,858,212
	DKK Co. Ltd.	35,400	570,586
	DKS Co. Ltd.	79,647	993,392
	DMW Corp.	45,300	905,643
	Doshisha Co. Ltd.	163,300	1,659,874
	DyDo Group Holdings, Inc.	14,900	454,660
	Eagle Industry Co. Ltd.	399,999	2,966,691
#	EDION Corp.	2,153,600	17,093,533
	EF-ON, Inc.	229,139	986,620
	Ehime Bank Ltd.	694,197	3,993,613
	Eizo Corp.	156,600	3,809,532
#	EJ Holdings, Inc.	81,400	712,240
	Elematec Corp.	207,100	2,158,698
	Endo Lighting Corp.	156,300	790,577
#	Enomoto Co. Ltd.	75,600	908,262
#	Eslead Corp.	191,400	2,419,303
	Exedy Corp.	600,536	7,040,338
	EXEO Group, Inc.	294,700	4,317,812
#	FALCO HOLDINGS Co. Ltd.	14,100	167,676
	FCC Co. Ltd.	405,645	3,944,059
#	Feed One Co. Ltd.	290,580	1,312,302
	Felissimo Corp.	9,400	61,815
	Fenwal Controls of Japan Ltd.	11,200	105,466
	Ferrotec Holdings Corp.	253,200	4,290,504
	FIDEA Holdings Co. Ltd.	150,060	1,306,429
	First Bank of Toyama Ltd.	256,900	710,450
#	First Juken Co. Ltd.	98,700	690,529
	FJ Next Holdings Co. Ltd.	449,000	2,995,798
#	F-Tech, Inc.	121,700	425,355
	Fudo Tetra Corp.	8,700	86,403
	Fuji Co. Ltd.	13,500	166,956
	Fuji Corp. Ltd.	484,501	2,026,159
	Fuji Media Holdings, Inc.	228,900	1,592,021
#	Fuji Oil Co. Ltd.	678,700	1,384,095
	Fuji Pharma Co. Ltd.	185,000	1,332,066
	Fuji Seal International, Inc.	117,700	1,378,840
	Fujicco Co. Ltd.	9,000	115,090
	Fujikura Composites, Inc.	453,100	2,463,864

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fujikura Kasei Co. Ltd.	434,700	$1,141,834
	Fujimori Kogyo Co. Ltd.	35,300	737,366
	Fujisash Co. Ltd.	1,129,100	516,386
#	FuKoKu Co. Ltd.	197,500	1,371,727
	Fukuda Corp.	120,800	3,937,065
	Fukuyama Transporting Co. Ltd.	266,300	5,810,285
	Furukawa Co. Ltd.	593,800	5,206,620
	Furukawa Electric Co. Ltd.	1,401,800	21,626,735
	Furuno Electric Co. Ltd.	636,500	4,590,319
#	Fuso Pharmaceutical Industries Ltd.	76,800	1,064,724
	Futaba Industrial Co. Ltd.	1,204,200	3,022,537
	Fuyo General Lease Co. Ltd.	310,900	17,278,666
	Gakken Holdings Co. Ltd.	77,000	507,742
	Gecoss Corp.	302,500	1,622,870
	Geo Holdings Corp.	535,700	7,008,937
	Glory Ltd.	438,952	6,768,038
	Godo Steel Ltd.	77,200	886,833
	Goldcrest Co. Ltd.	339,830	3,988,500
	Grandy House Corp.	377,500	1,405,245
	GS Yuasa Corp.	91,600	1,394,527
#	GSI Creos Corp.	196,114	1,895,092
	G-Tekt Corp.	479,368	4,285,032
	Gun-Ei Chemical Industry Co. Ltd.	90,200	1,456,645
	Gunma Bank Ltd.	5,298,296	14,450,921
	Gunze Ltd.	301,100	7,734,313
	H2O Retailing Corp.	944,639	7,949,536
	Hachijuni Bank Ltd.	1,177,700	3,755,868
#	Hagihara Industries, Inc.	87,905	602,945
	Hagiwara Electric Holdings Co. Ltd.	128,100	1,944,241
#	Hakuto Co. Ltd.	171,800	4,425,656
	Hamakyorex Co. Ltd.	75,500	1,686,467
	Hanwa Co. Ltd.	650,400	15,729,243
	Happinet Corp.	135,200	1,859,792
#	Hard Off Corp. Co. Ltd.	19,500	166,153
	Harima Chemicals Group, Inc.	307,500	1,707,437
	Hashimoto Sogyo Holdings Co. Ltd.	7,800	51,606
	Heiwa Corp.	217,700	3,512,189
	Heiwado Co. Ltd.	622,335	7,875,497
	Hibiya Engineering Ltd.	172,000	2,201,412
	HI-LEX Corp.	23,605	167,867
	Hirakawa Hewtech Corp.	84,300	614,414
	Hirano Tecseed Co. Ltd.	28,500	335,581
	Hirogin Holdings, Inc.	3,497,781	14,429,911
	Hisaka Works Ltd.	120,500	684,414
	Hochiki Corp.	25,100	240,558
	Hodogaya Chemical Co. Ltd.	52,300	1,006,200
	Hokkaido Coca-Cola Bottling Co. Ltd.	76,699	2,137,819
#	Hokkan Holdings Ltd.	194,900	1,711,844
	Hokko Chemical Industry Co. Ltd.	390,900	2,489,015
	Hokkoku Financial Holdings, Inc.	560,316	17,108,690
#	Hokuetsu Corp.	3,089,774	16,028,076
	Hokuhoku Financial Group, Inc.	796,363	4,784,355
#	Hokuriku Electric Industry Co. Ltd.	111,761	790,572
	Hokuriku Electrical Construction Co. Ltd.	194,320	886,094
	H-One Co. Ltd.	258,500	1,043,378
	Honeys Holdings Co. Ltd.	56,900	461,528
#	Hoosiers Holdings Co. Ltd.	438,100	2,304,069
	Hosiden Corp.	1,200,100	12,658,476
	Hosokawa Micron Corp.	800	14,516

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Howa Machinery Ltd.	208,700	$1,206,818
	HS Holdings Co. Ltd.	249,600	1,796,715
	Hyakugo Bank Ltd.	2,722,312	6,026,039
	Hyakujushi Bank Ltd.	389,199	4,363,363
#	Ichikawa Co. Ltd.	23,400	206,216
#	Ichiken Co. Ltd.	65,100	786,018
	Ichikoh Industries Ltd.	297,400	849,110
	Ichinen Holdings Co. Ltd.	145,900	1,249,284
	Ichiyoshi Securities Co. Ltd.	55,700	225,587
#	Icom, Inc.	29,800	500,973
	IDEA Consultants, Inc.	7,300	73,276
	Iino Kaiun Kaisha Ltd.	988,300	4,918,480
	IJTT Co. Ltd.	383,560	1,304,904
#	Imasen Electric Industrial	134,599	498,726
	Imura Envelope Co., Inc.	9,500	52,376
	Inaba Seisakusho Co. Ltd.	110,600	1,021,405
	Inabata & Co. Ltd.	1,103,500	18,231,358
	Ines Corp.	433,300	4,408,043
	INFRONEER Holdings, Inc.	706,500	4,897,677
	Innotech Corp.	334,700	2,824,287
	I-PEX, Inc.	276,100	2,374,860
	Ise Chemicals Corp.	18,400	646,325
	Iseki & Co. Ltd.	420,792	3,476,635
	Ishihara Sangyo Kaisha Ltd.	797,900	5,495,404
	Ishizuka Glass Co. Ltd.	49,999	492,312
	Itochu Enex Co. Ltd.	751,200	5,169,496
	Itochu-Shokuhin Co. Ltd.	85,200	2,795,258
	Itoham Yonekyu Holdings, Inc.	1,924,700	8,606,898
	Itoki Corp.	631,682	1,802,211
	IwaiCosmo Holdings, Inc.	420,200	3,557,878
	Iwasaki Electric Co. Ltd.	152,200	2,674,014
	Iyogin Holdings, Inc.	924,300	4,336,628
	Izumi Co. Ltd.	85,500	1,724,796
	J Front Retailing Co. Ltd.	578,700	4,677,650
#	J Trust Co. Ltd.	320,700	1,408,289
	Jaccs Co. Ltd.	464,100	11,254,026
	JAFCO Group Co. Ltd.	868,500	13,325,647
#	JANOME Corp.	390,800	1,664,612
	Japan Electronic Materials Corp.	11,100	107,674
#	Japan Foundation Engineering Co. Ltd.	232,300	652,662
	Japan Oil Transportation Co. Ltd.	48,421	710,289
	Japan Pulp & Paper Co. Ltd.	220,900	6,816,041
	Japan Securities Finance Co. Ltd.	550,600	3,298,218
	Japan Transcity Corp.	856,300	2,849,282
	Japan Wool Textile Co. Ltd.	854,800	5,730,500
#	JDC Corp.	222,700	859,141
#	Jimoto Holdings, Inc.	2,500	6,921
	JK Holdings Co. Ltd.	275,400	2,016,898
#	JMS Co. Ltd.	369,403	1,311,337
#	J-Oil Mills, Inc.	475,000	5,052,476
	Joshin Denki Co. Ltd.	242,956	3,127,358
	JSP Corp.	198,499	1,940,140
#	Juki Corp.	504,300	2,475,007
	Juroku Financial Group, Inc.	427,500	7,182,803
	JVCKenwood Corp.	1,753,499	2,545,724
#	K&O Energy Group, Inc.	298,000	4,152,200
	Kaga Electronics Co. Ltd.	197,600	5,856,234
	Kamei Corp.	589,600	4,388,173
	Kanaden Corp.	398,500	2,878,443

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kanagawa Chuo Kotsu Co. Ltd.	2,200	$49,101
#	Kanamoto Co. Ltd.	332,500	4,799,974
	Kandenko Co. Ltd.	1,454,100	8,173,413
	Kanefusa Corp.	4,100	22,138
	Kaneka Corp.	463,500	11,493,531
	Kanematsu Corp.	1,107,630	10,959,198
	Katakura Industries Co. Ltd.	245,800	3,363,072
	Kawada Technologies, Inc.	113,200	2,757,068
	Kawagishi Bridge Works Co. Ltd.	14,099	257,988
	Kawai Musical Instruments Manufacturing Co. Ltd.	22,200	394,489
	Keihin Co. Ltd.	34,000	317,105
	Keiyo Bank Ltd.	1,096,940	3,853,033
	KEL Corp.	35,900	389,963
#	Kenko Mayonnaise Co. Ltd.	126,066	1,422,925
	Kimoto Co. Ltd.	347,500	546,282
#	Kimura Unity Co. Ltd.	93,200	485,049
#	Kitagawa Corp.	112,900	954,635
	Kita-Nippon Bank Ltd.	108,300	1,369,763
	Kitano Construction Corp.	88,227	1,429,227
	Kitz Corp.	419,800	2,488,719
	Kiyo Bank Ltd.	1,217,400	11,723,535
	Koatsu Gas Kogyo Co. Ltd.	315,900	1,338,309
	Kobe Steel Ltd.	6,040,300	24,770,622
	Kohnan Shoji Co. Ltd.	233,700	4,893,227
#	Kojima Co. Ltd.	277,500	1,148,890
	Kokuyo Co. Ltd.	203,011	2,518,047
	KOMAIHALTEC, Inc.	4,400	46,191
	Komatsu Matere Co. Ltd.	2,400	13,146
	Komatsu Wall Industry Co. Ltd.	156,300	1,920,469
#	Komeri Co. Ltd.	568,300	9,914,533
	Konica Minolta, Inc.	7,938,400	24,187,951
	Konishi Co. Ltd.	4,900	57,239
	Konoike Transport Co. Ltd.	392,600	4,131,584
	Kosaido Holdings Co. Ltd.	245,900	2,509,733
	KPP Group Holdings Co. Ltd.	329,400	1,798,248
	Krosaki Harima Corp.	61,100	1,897,418
	KRS Corp.	244,000	1,725,967
	K’s Holdings Corp.	158,400	1,241,287
#	KU Holdings Co. Ltd.	268,200	2,137,306
	Kumagai Gumi Co. Ltd.	392,785	6,640,141
	Kurabo Industries Ltd.	361,800	5,063,176
	Kureha Corp.	60,800	3,903,941
	Kurimoto Ltd.	157,500	1,719,925
	Kuriyama Holdings Corp.	116,500	750,304
	KVK Corp.	2,500	27,896
#	KYB Corp.	234,200	5,123,344
	Kyodo Printing Co. Ltd.	126,800	2,151,358
	Kyoei Steel Ltd.	474,792	4,192,374
	Kyokuto Kaihatsu Kogyo Co. Ltd.	825,650	7,672,315
	Kyokuto Securities Co. Ltd.	118,799	498,400
	Kyokuyo Co. Ltd.	28,500	692,383
#	KYORITSU Co. Ltd.	415,600	321,196
	Kyosan Electric Manufacturing Co. Ltd.	927,400	2,499,012
#	Kyowa Electronic Instruments Co. Ltd.	352,100	785,582
	Kyowa Leather Cloth Co. Ltd.	284,300	971,277
	Kyudenko Corp.	80,400	1,705,317
	Kyushu Financial Group, Inc.	1,451,255	3,669,684
#	Kyushu Leasing Service Co. Ltd.	20,600	85,980
#	LEC, Inc.	58,300	344,523

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Lintec Corp.	122,300	$1,834,940
	Lonseal Corp.	4,400	35,123
	Look Holdings, Inc.	151,199	2,081,858
	Macnica Holdings, Inc.	245,250	4,905,264
#	Maezawa Industries, Inc.	108,700	441,399
	Maezawa Kasei Industries Co. Ltd.	208,400	1,873,032
	Maezawa Kyuso Industries Co. Ltd.	312,700	1,927,292
	Makino Milling Machine Co. Ltd.	282,700	8,735,025
	Marubun Corp.	289,900	1,678,292
#	Marudai Food Co. Ltd.	466,500	4,398,214
	Maruha Nichiro Corp.	657,170	10,133,416
	Maruichi Steel Tube Ltd.	225,000	4,247,027
	MARUKA FURUSATO Corp.	162,414	4,035,324
#	Marusan Securities Co. Ltd.	279,300	779,110
#	Maruyama Manufacturing Co., Inc.	30,300	290,160
#	Maruzen CHI Holdings Co. Ltd.	38,000	82,011
	Maruzen Showa Unyu Co. Ltd.	297,700	6,075,455
	Matsuda Sangyo Co. Ltd.	191,600	2,858,336
#	Matsui Construction Co. Ltd.	373,800	1,416,862
	Maxell Ltd.	756,900	6,279,198
	Mebuki Financial Group, Inc.	285,700	555,596
	Megmilk Snow Brand Co. Ltd.	593,300	6,461,226
	Meiji Electric Industries Co. Ltd.	45,200	316,782
#	Meiji Shipping Co. Ltd.	2,500	12,931
	Meisei Industrial Co. Ltd.	543,400	2,576,853
	Meito Sangyo Co. Ltd.	3,300	35,367
	Meiwa Estate Co. Ltd.	177,100	726,976
#	Mikuni Corp.	388,800	825,018
#	Miraial Co. Ltd.	107,100	1,140,528
	Mirait One Corp.	576,450	5,539,472
	Mirarth Holdings, Inc.	1,202,100	3,231,606
	Mitani Sangyo Co. Ltd.	130,100	262,557
	Mito Securities Co. Ltd.	354,100	547,368
#	Mitsuba Corp.	246,539	650,887
#	Mitsubishi Kakoki Kaisha Ltd.	83,100	1,196,851
	Mitsubishi Logistics Corp.	160,200	3,515,330
	Mitsubishi Materials Corp.	1,029,400	13,454,752
*	Mitsubishi Paper Mills Ltd.	139,069	256,242
	Mitsubishi Shokuhin Co. Ltd.	152,600	3,088,819
#	Mitsubishi Steel Manufacturing Co. Ltd.	120,500	739,467
#	Mitsui DM Sugar Holdings Co. Ltd.	229,906	2,937,134
	Mitsui Mining & Smelting Co. Ltd.	913,285	18,446,144
	Mitsui-Soko Holdings Co. Ltd.	267,800	5,582,626
	Mitsuuroko Group Holdings Co. Ltd.	445,800	3,068,932
	Mixi, Inc.	16,700	261,806
	Miyaji Engineering Group, Inc.	126,000	2,778,301
	Miyazaki Bank Ltd.	206,826	3,101,324
	Miyoshi Oil & Fat Co. Ltd.	84,700	564,821
#	Mizuho Leasing Co. Ltd.	391,900	8,538,863
	Mizuno Corp.	310,979	5,323,932
#	MORESCO Corp.	25,600	176,991
#	Moriroku Holdings Co. Ltd.	77,900	886,178
	Morita Holdings Corp.	129,300	1,108,884
	Morito Co. Ltd.	221,300	1,118,232
	Mory Industries, Inc.	122,300	2,191,628
	MrMax Holdings Ltd.	193,500	889,583
	Mugen Estate Co. Ltd.	144,000	454,933
	Murakami Corp.	60,100	911,723
	Musashi Seimitsu Industry Co. Ltd.	2,700	31,161

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Musashino Bank Ltd.	117,400	$1,355,734
	Nachi-Fujikoshi Corp.	167,087	4,377,121
	Nadex Co. Ltd.	20,100	103,193
	Nafco Co. Ltd.	174,100	1,846,669
	Nagano Bank Ltd.	65,899	519,208
	Nagano Keiki Co. Ltd.	151,700	1,107,211
	Nagase & Co. Ltd.	1,471,300	20,045,445
#	Nakabayashi Co. Ltd.	468,300	1,669,177
	Nakano Corp.	12,300	25,111
	Nakayama Steel Works Ltd.	450,500	1,927,941
	Nakayo, Inc.	9,100	64,976
*	Namura Shipbuilding Co. Ltd.	55,100	202,208
	Nanto Bank Ltd.	444,646	6,371,511
	Narasaki Sangyo Co. Ltd.	34,600	393,624
#	Nasu Denki Tekko Co. Ltd.	7,500	361,319
	NEC Capital Solutions Ltd.	235,500	3,378,173
	Neturen Co. Ltd.	780,800	3,508,641
	New Japan Chemical Co. Ltd.	31,700	58,007
	NHK Spring Co. Ltd.	2,417,100	13,390,959
	Nicca Chemical Co. Ltd.	74,500	439,623
	Nice Corp.	26,500	238,216
#	Nichia Steel Works Ltd.	335,299	507,591
	Nichiden Corp.	78,200	924,446
	Nichiha Corp.	29,500	558,627
#	Nichimo Co. Ltd.	48,200	783,161
	Nichireki Co. Ltd.	538,200	4,723,674
	Nichirin Co. Ltd.	127,260	1,442,621
	Nihon Chouzai Co. Ltd.	112,900	1,002,527
	Nihon Denkei Co. Ltd.	71,650	686,537
	Nihon Flush Co. Ltd.	2,100	13,663
#	Nihon House Holdings Co. Ltd.	337,974	949,228
	Nihon Kagaku Sangyo Co. Ltd.	88,300	600,433
	Nihon Nohyaku Co. Ltd.	686,200	4,237,848
	Nihon Parkerizing Co. Ltd.	94,700	615,617
#	Nihon Plast Co. Ltd.	231,500	662,840
	Nihon Tokushu Toryo Co. Ltd.	205,500	1,176,534
#*	Nihon Yamamura Glass Co. Ltd.	54,900	213,620
	Nikkiso Co. Ltd.	558,100	3,719,124
#	Nikko Co. Ltd.	474,600	1,949,000
	Nikkon Holdings Co. Ltd.	688,700	10,758,694
	Nippi, Inc.	13,400	311,207
	Nippn Corp.	562,500	5,920,860
	Nippon Beet Sugar Manufacturing Co. Ltd.	205,300	2,264,134
	Nippon Carbide Industries Co., Inc.	196,500	1,692,994
	Nippon Chemical Industrial Co. Ltd.	93,800	1,180,590
*	Nippon Chemi-Con Corp.	279,277	3,512,454
	Nippon Coke & Engineering Co. Ltd.	2,510,000	1,365,841
	Nippon Concrete Industries Co. Ltd.	921,000	1,491,848
#	Nippon Denko Co. Ltd.	1,144,700	2,611,750
	Nippon Densetsu Kogyo Co. Ltd.	379,100	4,241,422
	Nippon Electric Glass Co. Ltd.	974,100	16,867,115
#	Nippon Felt Co. Ltd.	135,800	361,551
#	Nippon Filcon Co. Ltd.	158,100	481,814
	Nippon Hume Corp.	494,400	2,039,684
	Nippon Kayaku Co. Ltd.	1,116,400	8,867,677
	Nippon Koei Co. Ltd.	296,300	6,628,821
#	Nippon Light Metal Holdings Co. Ltd.	1,292,989	12,600,831
	Nippon Paper Industries Co. Ltd.	1,822,346	10,609,059
#	Nippon Piston Ring Co. Ltd.	74,500	588,231

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Rietec Co. Ltd.	23,600	$119,201
	Nippon Road Co. Ltd.	80,900	3,329,596
	Nippon Seiki Co. Ltd.	155,700	791,418
	Nippon Seisen Co. Ltd.	47,200	1,321,697
	Nippon Sharyo Ltd.	21,800	290,328
#*	Nippon Sheet Glass Co. Ltd.	1,462,000	5,452,678
	Nippon Shokubai Co. Ltd.	285,000	10,223,162
#	Nippon Signal Company Ltd.	644,200	4,366,510
	Nippon Soda Co. Ltd.	439,400	13,108,535
	Nippon Steel Trading Corp.	336,180	11,566,947
	Nippon Suisan Kaisha Ltd.	318,000	1,132,770
	Nippon Thompson Co. Ltd.	1,420,600	5,066,693
	Nippon Tungsten Co. Ltd.	2,500	40,401
	Nippon Yakin Kogyo Co. Ltd.	292,050	5,551,861
	Nishikawa Rubber Co. Ltd.	29,900	237,807
	Nishimatsu Construction Co. Ltd.	345,615	8,414,640
	Nishimoto Co. Ltd.	42,000	1,175,862
	Nishi-Nippon Financial Holdings, Inc.	1,920,700	9,795,957
	Nishio Rent All Co. Ltd.	153,300	3,082,292
	Nissan Shatai Co. Ltd.	307,300	1,769,359
	Nissan Tokyo Sales Holdings Co. Ltd.	531,300	996,031
	Nissei Plastic Industrial Co. Ltd.	330,900	2,131,475
	Nissha Co. Ltd.	369,400	4,349,085
	Nisshin Group Holdings Co. Ltd.	775,400	2,242,778
	Nisshin Oillio Group Ltd.	650,500	13,947,242
	Nisshinbo Holdings, Inc.	2,816,774	19,525,264
	Nissin Corp.	258,700	3,347,621
	Nissin Sugar Co. Ltd.	313,900	3,588,443
	Nitta Corp.	115,300	2,237,244
#	Nitta Gelatin, Inc.	144,100	938,936
	NITTAN Corp.	249,000	445,576
	Nittetsu Mining Co. Ltd.	293,498	5,839,181
	Nitto Boseki Co. Ltd.	17,700	262,349
	Nitto Fuji Flour Milling Co. Ltd.	70,800	2,079,970
	Nitto Kogyo Corp.	95,600	1,582,207
	Nitto Kohki Co. Ltd.	72,500	768,382
	Nitto Seiko Co. Ltd.	548,100	1,903,769
	NJS Co. Ltd.	21,100	294,092
	Noda Corp.	84,800	706,195
	NOK Corp.	980,820	8,023,297
	Noritake Co. Ltd.	193,900	5,382,783
	Noritsu Koki Co. Ltd.	322,600	5,807,569
	Noritz Corp.	262,700	2,696,492
	North Pacific Bank Ltd.	5,903,300	9,377,111
	Nozawa Corp.	19,800	93,448
#	NS United Kaiun Kaisha Ltd.	258,500	6,433,613
	NTN Corp.	9,201,779	16,380,323
	Ogaki Kyoritsu Bank Ltd.	206,971	2,443,351
#	Ohara, Inc.	65,200	530,702
#	Ohashi Technica, Inc.	200,100	1,933,806
	Oiles Corp.	31,500	316,523
	Oita Bank Ltd.	73,700	893,783
	Okabe Co. Ltd.	565,959	2,675,759
	Okamura Corp.	143,800	1,323,706
	Okasan Securities Group, Inc.	1,276,000	3,035,109
	Oki Electric Industry Co. Ltd.	1,202,460	5,961,071
	Okinawa Financial Group, Inc.	369,340	5,115,110
	Okumura Corp.	368,000	6,958,811
	Okura Industrial Co. Ltd.	167,400	2,108,872

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Okuwa Co. Ltd.	476,974	$2,949,203
	Olympic Group Corp.	108,000	371,867
#	Onoken Co. Ltd.	426,500	4,124,771
	Onward Holdings Co. Ltd.	535,504	1,115,910
	Oriental Shiraishi Corp.	994,200	1,790,971
#	Origin Co. Ltd.	29,500	257,368
	Osaka Steel Co. Ltd.	383,500	2,745,216
	Osaki Electric Co. Ltd.	536,100	1,879,850
	OUG Holdings, Inc.	22,500	353,768
	Oyo Corp.	107,100	1,625,964
	Pacific Industrial Co. Ltd.	906,424	6,384,383
	Pacific Metals Co. Ltd.	124,400	1,536,427
	Pack Corp.	48,200	762,156
	Parker Corp.	31,800	105,492
	PC Depot Corp.	403,581	757,107
	Pegasus Sewing Machine Manufacturing Co. Ltd.	329,600	1,919,125
	Pickles Holdings Co. Ltd.	4,595	31,858
	Piolax, Inc.	450,600	5,602,950
#	Press Kogyo Co. Ltd.	1,963,200	5,490,266
#	Pressance Corp.	236,600	2,427,121
	Procrea Holdings, Inc.	380,400	5,358,101
	PS Mitsubishi Construction Co. Ltd.	426,500	1,766,372
	Punch Industry Co. Ltd.	126,700	342,211
	Raiznext Corp.	122,000	1,021,862
	Rasa Corp.	97,400	654,003
	Rasa Industries Ltd.	84,500	1,250,806
#	Raysum Co. Ltd.	79,700	862,658
	Rengo Co. Ltd.	3,163,500	17,575,191
	Restar Holdings Corp.	109,900	1,558,654
#	Retail Partners Co. Ltd.	161,600	1,331,357
	Rhythm Co. Ltd.	190,200	2,112,490
	Ricoh Leasing Co. Ltd.	377,800	9,224,835
#	Riken Corp.	145,200	2,212,927
	Riken Technos Corp.	971,300	3,367,445
	Riken Vitamin Co. Ltd.	6,800	86,181
#	Rix Corp.	13,500	189,100
	Ryobi Ltd.	395,100	3,502,835
	Ryoden Corp.	375,200	4,186,619
	Ryosan Co. Ltd.	127,200	2,249,411
#	S LINE Co. Ltd.	14,300	75,859
	Sakai Chemical Industry Co. Ltd.	367,300	4,853,344
	Sakai Heavy Industries Ltd.	74,300	1,492,930
	Sakata INX Corp.	248,630	1,779,241
	Sala Corp.	678,900	3,600,719
	San Holdings, Inc.	193,200	2,155,781
	San ju San Financial Group, Inc.	2,600	25,438
	San-Ai Obbli Co. Ltd.	1,136,000	9,383,037
#	Sanei Architecture Planning Co. Ltd.	27,300	284,364
	San-In Godo Bank Ltd.	3,106,300	14,793,075
	Sanki Engineering Co. Ltd.	547,500	5,926,640
	Sanko Gosei Ltd.	332,199	1,041,173
	Sanko Metal Industrial Co. Ltd.	41,300	801,040
	Sankyo Seiko Co. Ltd.	221,300	701,487
	Sankyo Tateyama, Inc.	265,239	968,920
	Sanoh Industrial Co. Ltd.	406,000	1,851,596
	Sansei Technologies, Inc.	61,300	313,288
	Sansha Electric Manufacturing Co. Ltd.	208,900	1,268,772
	Sanyo Chemical Industries Ltd.	221,000	6,259,214
	Sanyo Denki Co. Ltd.	54,000	1,976,636

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sanyo Industries Ltd.	51,900	$558,897
	Sanyo Special Steel Co. Ltd.	521,900	6,696,486
	Sanyo Trading Co. Ltd.	108,800	759,062
#	Sata Construction Co. Ltd.	67,200	182,848
	Sato Shoji Corp.	236,400	1,833,038
#	Satori Electric Co. Ltd.	100,300	883,193
	Sawai Group Holdings Co. Ltd.	70,300	2,029,223
#	Saxa Holdings, Inc.	133,699	1,120,856
	Scroll Corp.	21,000	97,392
	Seibu Electric & Machinery Co. Ltd.	5,500	54,869
	Seika Corp.	159,200	1,750,838
	Seikagaku Corp.	132,800	809,846
#	Seikitokyu Kogyo Co. Ltd.	556,470	3,063,229
	Seiko Group Corp.	398,900	8,449,160
	Seiko PMC Corp.	56,500	198,270
	Seino Holdings Co. Ltd.	859,300	6,602,695
	Sekisui Jushi Corp.	217,600	2,491,608
	Sekisui Kasei Co. Ltd.	268,400	698,554
#	Senshu Electric Co. Ltd.	61,000	1,105,168
	Senshu Ikeda Holdings, Inc.	2,424,990	3,475,385
	Shibusawa Warehouse Co. Ltd.	157,100	2,162,811
	Shibuya Corp.	45,800	790,450
	Shiga Bank Ltd.	310,200	5,251,243
	Shikibo Ltd.	80,300	454,407
	Shikoku Bank Ltd.	730,499	4,262,599
#	Shimizu Bank Ltd.	11,500	110,233
#	Shin Nippon Air Technologies Co. Ltd.	63,320	808,287
	Shinagawa Refractories Co. Ltd.	132,700	3,519,957
#	Shindengen Electric Manufacturing Co. Ltd.	183,000	4,519,460
	Shin-Etsu Polymer Co. Ltd.	153,100	1,276,101
	Shinko Shoji Co. Ltd.	150,100	1,002,941
	Shinmaywa Industries Ltd.	259,900	1,772,432
	Shinnihon Corp.	425,400	2,070,213
	Shinsho Corp.	120,799	3,244,451
	Shinwa Co. Ltd.	2,500	33,446
	Shinwa Co. Ltd.	127,400	679,547
	Shizuoka Gas Co. Ltd.	753,700	5,520,810
	Showa Sangyo Co. Ltd.	98,100	1,667,383
	Sigma Koki Co. Ltd.	11,900	119,124
	Siix Corp.	195,916	1,510,486
	Sinanen Holdings Co. Ltd.	171,500	4,688,303
	Sinfonia Technology Co. Ltd.	189,600	1,724,956
	Sinko Industries Ltd.	3,800	39,568
	Sintokogio Ltd.	691,162	3,191,426
#	SK-Electronics Co. Ltd.	88,000	742,466
	SKY Perfect JSAT Holdings, Inc.	3,084,600	10,803,906
	SMK Corp.	65,899	1,172,745
#	SNT Corp.	430,000	624,055
	Soda Nikka Co. Ltd.	166,000	630,897
	Sodick Co. Ltd.	1,057,800	5,497,789
	Soft99 Corp.	88,100	647,626
	Soken Chemical & Engineering Co. Ltd.	80,900	1,035,397
#	Space Co. Ltd.	7,400	43,694
	SPK Corp.	106,136	1,010,695
	Starzen Co. Ltd.	188,000	2,605,485
	Stella Chemifa Corp.	76,900	1,379,498
	Subaru Enterprise Co. Ltd.	24,500	1,382,092
	Sugimoto & Co. Ltd.	134,900	1,769,747
	Sumida Corp.	231,000	1,527,947

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Suminoe Textile Co. Ltd.	92,700	$1,108,280
#	Sumiseki Holdings, Inc.	86,700	121,806
	Sumitomo Bakelite Co. Ltd.	40,500	1,096,184
	Sumitomo Densetsu Co. Ltd.	16,000	281,477
#	Sumitomo Osaka Cement Co. Ltd.	661,024	14,073,730
	Sumitomo Precision Products Co. Ltd.	25,516	424,664
#	Sumitomo Riko Co. Ltd.	1,000,600	3,945,552
	Sumitomo Seika Chemicals Co. Ltd.	133,300	2,660,798
	Sumitomo Warehouse Co. Ltd.	1,162,600	15,779,635
	Sun Frontier Fudousan Co. Ltd.	438,100	3,382,559
	Suncall Corp.	365,500	1,634,792
#	Sun-Wa Technos Corp.	271,800	2,737,708
	Suruga Bank Ltd.	2,872,900	7,610,125
#	Suzuki Co. Ltd.	229,600	1,365,920
	T RAD Co. Ltd.	111,800	2,041,757
	T&K Toka Co. Ltd.	224,400	1,442,596
	Tachibana Eletech Co. Ltd.	384,420	4,267,966
	Tachikawa Corp.	219,600	1,561,593
	Tadano Ltd.	229,200	1,401,028
	Taihei Dengyo Kaisha Ltd.	320,300	7,069,948
	Taiheiyo Cement Corp.	939,821	12,771,328
#	Taiheiyo Kouhatsu, Inc.	118,700	540,633
#	Taiho Kogyo Co. Ltd.	227,200	1,056,049
	Taiko Bank Ltd.	4,200	31,553
	Taisei Lamick Co. Ltd.	10,000	201,616
#	Takamatsu Construction Group Co. Ltd.	116,500	1,519,174
	Takano Co. Ltd.	140,500	618,722
	Takaoka Toko Co. Ltd.	246,744	3,045,364
	Takara Standard Co. Ltd.	648,253	5,566,462
	Takasago International Corp.	213,800	4,017,214
#	Takashima & Co. Ltd.	54,600	979,826
	Takashimaya Co. Ltd.	2,290,717	28,337,093
#	TAKEBISHI Corp.	58,300	601,139
#	Tanabe Engineering Corp.	22,700	137,568
#	Tatsuta Electric Wire & Cable Co. Ltd.	706,100	2,089,323
	Tayca Corp.	108,000	913,861
#	Tbk Co. Ltd.	465,000	868,702
	TECHNO ASSOCIE Co. Ltd.	167,000	1,177,862
	Techno Ryowa Ltd.	220,770	1,298,566
	Teijin Ltd.	155,600	1,412,692
	Teikoku Sen-I Co. Ltd.	42,100	450,959
	Teikoku Tsushin Kogyo Co. Ltd.	152,100	1,539,622
	Tekken Corp.	218,200	2,587,267
	Tenma Corp.	340,000	4,726,885
	Terasaki Electric Co. Ltd.	13,100	83,135
	Tigers Polymer Corp.	267,200	700,482
	Toa Corp.	266,600	1,394,972
	Toa Corp.	305,200	4,989,836
#	Toa Oil Co. Ltd.	92,100	1,950,270
	TOA ROAD Corp.	102,300	4,138,550
	Toagosei Co. Ltd.	1,911,700	14,688,050
#	Tobishima Corp.	278,677	1,944,169
	TOC Co. Ltd.	314,100	1,632,448
	Toda Corp.	1,519,300	7,593,856
	Toenec Corp.	215,500	5,094,073
	Togami Electric Manufacturing Co. Ltd.	13,000	149,033
	Toho Bank Ltd.	284,900	392,718
	Toho Co. Ltd.	44,800	515,293
	Toho Holdings Co. Ltd.	643,800	8,755,324

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toho Zinc Co. Ltd.	222,500	$3,182,744
	Tohoku Bank Ltd.	72,471	461,022
	Tohoku Steel Co. Ltd.	7,500	81,466
	Tokai Carbon Co. Ltd.	169,500	1,106,142
	Tokai Corp.	61,465	780,430
	Tokai Lease Co. Ltd.	61,799	596,664
	Tokai Rika Co. Ltd.	924,300	9,645,523
	Tokai Tokyo Financial Holdings, Inc.	2,506,848	5,746,554
	Tokushu Tokai Paper Co. Ltd.	162,722	3,200,479
	Tokuyama Corp.	1,028,958	11,998,047
	Tokyo Energy & Systems, Inc.	554,200	3,443,727
	Tokyo Keiki, Inc.	308,276	2,651,499
	Tokyo Kiraboshi Financial Group, Inc.	216,788	3,109,214
	Tokyo Radiator Manufacturing Co. Ltd.	21,700	89,256
	Tokyo Rakutenchi Co. Ltd.	2,400	68,528
#	Tokyo Rope Manufacturing Co. Ltd.	166,400	976,796
	Tokyo Sangyo Co. Ltd.	484,900	2,636,560
	Tokyo Tekko Co. Ltd.	165,800	1,494,353
	Toli Corp.	923,400	1,241,576
#	Tomato Bank Ltd.	144,400	936,122
#	Tomoe Corp.	641,900	1,513,731
#	Tomoe Engineering Co. Ltd.	117,500	1,866,719
	Tomoku Co. Ltd.	238,364	2,405,985
	TOMONY Holdings, Inc.	1,655,900	3,597,729
	Tonami Holdings Co. Ltd.	145,300	3,445,636
	Topre Corp.	439,600	3,475,979
	Topy Industries Ltd.	233,600	2,496,448
#	Torigoe Co. Ltd.	125,100	517,920
	Torishima Pump Manufacturing Co. Ltd.	60,200	521,506
	Tosei Corp.	404,400	3,856,769
	Tottori Bank Ltd.	24,899	178,035
	Towa Bank Ltd.	646,100	2,257,229
	Towa Pharmaceutical Co. Ltd.	25,300	380,813
	Toyo Construction Co. Ltd.	1,361,200	8,224,827
	Toyo Corp.	92,500	807,421
	Toyo Denki Seizo KK	69,650	398,334
*	Toyo Engineering Corp.	58,285	229,268
	Toyo Ink SC Holdings Co. Ltd.	725,300	9,338,846
	Toyo Kanetsu KK	96,800	1,601,530
	Toyo Logistics Co. Ltd.	92,200	160,001
	Toyo Machinery & Metal Co. Ltd.	341,500	1,191,867
	Toyo Seikan Group Holdings Ltd.	38,200	436,910
#	Toyo Tanso Co. Ltd.	198,000	4,955,184
	Toyo Tire Corp.	588,700	6,906,313
#	Toyo Wharf & Warehouse Co. Ltd.	75,299	571,579
	Toyobo Co. Ltd.	1,613,697	11,272,034
	Toyoda Gosei Co. Ltd.	136,400	2,180,591
	TPR Co. Ltd.	302,731	2,541,208
	Trinity Industrial Corp.	12,100	54,463
	Trusco Nakayama Corp.	62,600	838,500
	TS Tech Co. Ltd.	1,139,200	11,913,412
	TSI Holdings Co. Ltd.	591,633	1,790,523
	Tsubaki Nakashima Co. Ltd.	457,470	3,789,687
	Tsubakimoto Chain Co.	453,272	9,704,438
#	Tsubakimoto Kogyo Co. Ltd.	22,700	583,469
	Tsukishima Kikai Co. Ltd.	419,230	2,842,070
#	Tsukuba Bank Ltd.	792,467	1,017,655
	Tsurumi Manufacturing Co. Ltd.	251,500	3,736,470
	Tsuzuki Denki Co. Ltd.	1,300	11,755

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	TV Asahi Holdings Corp.	384,300	$3,599,688
	Tv Tokyo Holdings Corp.	125,700	1,607,377
	TYK Corp.	479,200	821,113
	UACJ Corp.	710,799	10,106,675
	UBE Corp.	1,690,999	21,810,160
#	Ueki Corp.	28,500	236,173
#	Unipres Corp.	800,639	4,679,355
	United Super Markets Holdings, Inc.	78,900	555,541
*	Unitika Ltd.	290,825	535,235
	Urbanet Corp. Co. Ltd.	109,300	226,298
	V Technology Co. Ltd.	15,700	295,303
	Valor Holdings Co. Ltd.	446,049	5,157,855
	Wakachiku Construction Co. Ltd.	212,900	3,594,124
	Wakita & Co. Ltd.	892,500	7,045,745
	Warabeya Nichiyo Holdings Co. Ltd.	270,300	3,196,123
#	Wood One Co. Ltd.	91,575	571,114
	World Co. Ltd.	191,600	1,798,060
	Wowow, Inc.	76,400	642,888
	Xebio Holdings Co. Ltd.	648,003	4,394,908
#	Yachiyo Industry Co. Ltd.	99,600	428,571
	Yahagi Construction Co. Ltd.	249,900	1,259,760
	Yaizu Suisankagaku Industry Co. Ltd.	95,780	516,954
	YAMABIKO Corp.	341,696	2,631,150
	Yamae Group Holdings Co. Ltd.	56,300	572,548
	Yamaguchi Financial Group, Inc.	2,134,247	11,239,501
	Yamatane Corp.	203,099	2,200,230
#	Yamato Corp.	333,400	1,498,760
	Yamato Kogyo Co. Ltd.	42,000	1,219,673
#	Yamaya Corp.	57,600	952,322
	Yamazen Corp.	150,000	932,562
	Yasuda Logistics Corp.	301,900	1,864,329
	Yellow Hat Ltd.	205,200	2,460,225
	Yodogawa Steel Works Ltd.	468,700	7,619,160
	Yokogawa Bridge Holdings Corp.	138,700	1,843,269
	Yokorei Co. Ltd.	1,217,400	7,384,120
	Yondenko Corp.	183,700	2,234,475
#	Yorozu Corp.	230,700	1,339,444
	Yotai Refractories Co. Ltd.	201,900	1,876,314
	Yuasa Funashoku Co. Ltd.	42,099	725,595
	Yuasa Trading Co. Ltd.	84,300	2,098,258
#	Yuken Kogyo Co. Ltd.	37,000	434,488
	Yurtec Corp.	1,018,100	4,872,990
	Yushiro Chemical Industry Co. Ltd.	148,600	807,534
	Yutaka Giken Co. Ltd.	10,000	114,991
	Zaoh Co. Ltd.	28,700	316,620
	Zenitaka Corp.	39,400	745,523
	Zuiko Corp.	100	450

TOTAL JAPAN			2,435,962,994

NETHERLANDS — (2.5%)
	Acomo NV	3,628	67,796
	APERAM SA	1,035,352	27,034,428
	ASR Nederland NV	2,288,728	100,779,267
	Brunel International NV	15,665	144,295
#	ForFarmers NV	201,107	545,148
*	Fugro NV	621,769	8,076,262
	Heijmans NV	550,020	5,573,460
*Ω	Intertrust NV	25,055	494,258
	Kendrion NV	52,992	766,428

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
*	Koninklijke BAM Groep NV	4,284,881	$9,351,410
	Koninklijke Vopak NV	182,592	3,730,719
	Ordina NV	2,296,268	8,821,873
#	SBM Offshore NV	4,336,093	58,682,149
Ω	Signify NV	703,335	19,486,010
	Sligro Food Group NV	10,340	150,002
#*††	SRH NV	4,044,025	0
	Van Lanschot Kempen NV	16,431	354,611

TOTAL NETHERLANDS			244,058,116

NEW ZEALAND — (0.3%)
*	Air New Zealand Ltd.	12,356,312	5,604,653
	Arvida Group Ltd.	2,458,429	1,799,606
*	Channel Infrastructure NZ Ltd.	521,168	439,428
	Chorus Ltd.	1,152,055	5,561,786
	Colonial Motor Co. Ltd.	247,107	1,400,717
	Heartland Group Holdings Ltd.	2,618,766	2,601,366
	KMD Brands Ltd.	3,794,682	2,382,296
#	Millennium & Copthorne Hotels New Zealand Ltd.	814,983	900,442
#	NZME Ltd.	1,169,418	758,697
	Oceania Healthcare Ltd.	1,612,962	805,474
	PGG Wrightson Ltd.	181,266	432,235
*††	RPNZ Ltd.	832,183	0
#*	Sanford Ltd.	1,035,786	2,450,721
	SKY Network Television Ltd.	1,249,884	1,575,774
*	SKYCITY Entertainment Group Ltd.	1,244,716	2,098,529
	Summerset Group Holdings Ltd.	29,572	166,382
#*	Tourism Holdings Ltd.	287,743	616,972
	TOWER Ltd.	403,954	153,814
	Turners Automotive Group Ltd.	60,435	124,755

TOTAL NEW ZEALAND			29,873,647

NORWAY — (1.3%)
	2020 Bulkers Ltd.	41,232	310,289
#*	Akastor ASA	1,224,868	1,202,415
*	Aker BioMarine ASA	6,974	28,669
	Aker Solutions ASA	2,771,345	10,581,132
	AMSC ASA	824,081	3,002,736
#*	Archer Ltd.	212,247	74,851
Ω	Avance Gas Holding Ltd.	119,282	685,505
#	B2Holding ASA	1,746,012	1,316,664
	Belships ASA	23,362	32,674
	Bonheur ASA	232,788	6,623,497
*	Borr Drilling Ltd.	128,798	628,303
*	BW Energy Ltd.	979,184	2,467,358
Ω	BW LPG Ltd.	1,709,198	13,828,660
	BW Offshore Ltd.	2,090,034	5,310,540
#*	Cadeler AS	37,564	120,404
	DNO ASA	7,030,630	9,144,972
*	FLEX LNG Ltd.	167,994	5,227,953
#	Frontline Ltd.	1,206,021	15,071,929
	Golden Ocean Group Ltd.	222,235	1,824,276
	Grieg Seafood ASA	8,991	62,263
	Hafnia Ltd.	347,734	1,790,787
	Hunter Group ASA	4,838,543	1,009,092
#Ω	Klaveness Combination Carriers ASA	1,337	8,236
*	Kongsberg Automotive ASA	6,036,796	1,585,414
*	LINK Mobility Group Holding ASA	78,723	61,124

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	MPC Container Ships ASA	1,076,039	$1,697,449
*Ω	Norske Skog ASA	322,287	1,986,666
*	Norwegian Energy Co. ASA	3,030	112,048
*	NRC Group ASA	74,482	126,290
*	Odfjell Drilling Ltd.	1,924,128	5,028,389
	Odfjell SE, Class A	307,399	2,023,799
*	Odfjell Technology Ltd.	350,215	766,029
Ω	Okeanis Eco Tankers Corp.	118,003	1,917,984
	Pareto Bank ASA	70,593	319,386
#*	PGS ASA	5,694,826	3,669,967
	Saga Pure ASA	159,801	28,172
	Selvaag Bolig ASA	14,297	46,263
*Ω	Shelf Drilling Ltd.	1,193,486	2,574,992
*	Siem Offshore, Inc.	156,285	188,939
*	Solstad Offshore ASA	171,390	427,799
	Sparebank 1 Oestlandet	88,340	955,106
#	SpareBank 1 Sorost-Norge	46,808	232,245
#	Sparebanken More	22,735	159,476
	Stolt-Nielsen Ltd.	586,868	14,075,347
	TGS ASA	575,624	7,837,020
	Wilh Wilhelmsen Holding ASA, Class A	226,483	5,269,332
#Ω	XXL ASA	103,910	45,199

TOTAL NORWAY			131,487,640

PORTUGAL — (0.2%)
#	Banco Comercial Portugues SA, Class R	38,025,971	5,417,749
	NOS SGPS SA	1,392,743	5,455,060
	Sonae SGPS SA	11,607,588	11,147,857

TOTAL PORTUGAL			22,020,666

SINGAPORE — (0.9%)
	Amara Holdings Ltd.	96,100	22,466
*	Avarga Ltd.	61,600	10,668
*	Banyan Tree Holdings Ltd.	2,791,500	542,215
	Bonvests Holdings Ltd.	1,274,180	855,094
	Bukit Sembawang Estates Ltd.	104,000	298,340
#	China Aviation Oil Singapore Corp. Ltd.	1,378,100	647,391
#	Chip Eng Seng Corp. Ltd.	7,617,298	3,874,937
	Chuan Hup Holdings Ltd.	6,184,800	987,283
*	COSCO Shipping International Singapore Co. Ltd.	2,059,000	235,792
#	Del Monte Pacific Ltd.	943,400	196,540
*††	DMX Technologies Group Ltd.	3,585,000	0
#*††	Ezra Holdings Ltd.	12,978,893	18,887
#	Far East Orchard Ltd.	3,756,207	2,763,848
	First Sponsor Group Ltd.	1,045,655	910,573
	Geo Energy Resources Ltd.	595,400	163,845
	GK Goh Holdings Ltd.	2,099,974	1,334,799
	Golden Agri-Resources Ltd.	50,646,600	10,385,523
#	GP Industries Ltd.	202,408	85,282
	GuocoLand Ltd.	2,689,700	2,948,083
	Haw Par Corp. Ltd.	276,500	1,845,914
	Hiap Hoe Ltd.	73,800	38,398
	Ho Bee Land Ltd.	6,013,600	9,818,039
#	Hong Fok Corp. Ltd.	5,817,460	3,824,117
#	Hong Leong Asia Ltd.	3,075,400	1,370,161
#	Hong Leong Finance Ltd.	1,148,400	1,914,443
#	Hotel Grand Central Ltd.	2,778,549	1,914,747
	Hutchison Port Holdings Trust	28,640,700	4,677,714

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#*††	Hyflux Ltd.	6,643,700	$0
	Indofood Agri Resources Ltd.	423,200	88,075
	InnoTek Ltd.	62,100	18,862
#	Japfa Ltd.	3,951,359	1,423,260
*††	Jurong Technologies Industrial Corp. Ltd.	3,391,000	0
	Low Keng Huat Singapore Ltd.	275,800	79,935
#	Metro Holdings Ltd.	7,735,760	3,413,472
#*††	Midas Holdings Ltd.	29,676,800	0
#	OUE Ltd.	3,768,300	3,355,251
	Oxley Holdings Ltd.	69,709	7,295
#	PSC Corp. Ltd.	3,464,343	834,266
#	QAF Ltd.	3,245,108	1,834,201
*	Raffles Education Ltd.	3,822,490	137,486
*	Sembcorp Marine Ltd.	35,505,000	3,181,731
#	SIIC Environment Holdings Ltd.	7,034,600	732,237
	Sinarmas Land Ltd.	387,100	51,925
	Sing Holdings Ltd.	1,587,200	399,306
#	Sing Investments & Finance Ltd.	176,600	183,253
	Singapore Land Group Ltd.	1,862,021	2,859,031
#	Singapore Post Ltd.	1,229,400	469,453
	Singapura Finance Ltd.	210,000	108,451
#	Stamford Land Corp. Ltd.	7,637,628	2,021,382
#	Straits Trading Co. Ltd.	990,946	1,442,499
#*††	Swiber Holdings Ltd.	10,173,200	0
	Tiong Woon Corp. Holding Ltd.	2,037,650	650,829
#	Tuan Sing Holdings Ltd.	14,683,799	3,170,294
	UOB-Kay Hian Holdings Ltd.	397,999	374,146
	Valuetronics Holdings Ltd.	254,200	79,928
	Wee Hur Holdings Ltd.	225,000	31,216
#	Wing Tai Holdings Ltd.	6,879,554	7,396,556
	Yeo Hiap Seng Ltd.	323,363	153,029

TOTAL SINGAPORE			86,182,468

SPAIN — (2.8%)
	Acerinox SA	1,966,487	17,234,376
*††	Adveo Group International SA	15,262	0
Ω	Aedas Homes SA	65,398	858,842
	Atresmedia Corp. de Medios de Comunicacion SA	482,749	1,393,155
	Banco de Sabadell SA	93,126,420	73,272,231
#	Bankinter SA	12,295,019	74,372,052
#*††	Caja de Ahorros del Mediterraneo	298,813	0
	Construcciones y Auxiliar de Ferrocarriles SA	19,266	503,009
#	Ebro Foods SA	1,702,518	26,547,611
*	eDreams ODIGEO SA	484,568	2,004,399
	Elecnor SA	66,287	661,934
	Ence Energia y Celulosa SA	296,717	1,016,213
	Ercros SA	2,739,256	8,794,338
	Fomento de Construcciones y Contratas SA	16,212	135,060
Ω	Gestamp Automocion SA	1,404,805	4,946,726
	Grupo Catalana Occidente SA	681,703	18,514,472
	Iberpapel Gestion SA	87,458	1,157,845
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	5,233,523	4,905,027
#	Mapfre SA	14,718,411	25,244,877
#Ω	Neinor Homes SA	313,573	2,506,909
#*	Obrascon Huarte Lain SA	2,446,954	1,039,844
#	Prosegur Cia de Seguridad SA	327,529	609,938
Ω	Talgo SA	17,586	48,798
*	Tubacex SA	1,833,238	4,025,993
Ω	Unicaja Banco SA	3,483,883	3,088,423
	Vocento SA	836,736	511,704

TOTAL SPAIN			273,393,776

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (2.3%)
Ω	AcadeMedia AB	1,152,029	$4,930,243
	AFRY AB	273,234	3,669,200
#Ω	Alimak Group AB	275,481	1,727,268
	Alligo AB, Class B	289,288	2,138,353
Ω	Ambea AB	487,439	1,724,170
	AQ Group AB	19,714	506,015
	Arjo AB, Class B	1,748,954	6,976,549
*Ω	Attendo AB	810,094	1,672,325
	BE Group AB	11,407	70,873
	Beijer Electronics Group AB	16,339	135,416
	Bergman & Beving AB	449,827	3,696,369
	Betsson AB, Class B	1,835,806	13,350,398
*	BHG Group AB	1,786	2,993
	Bilia AB, Class A	56,837	602,031
	Bjorn Borg AB	25,586	64,174
	Bonava AB, Class B	63,495	185,719
#	Bulten AB	304,296	1,713,500
	Bure Equity AB	664,613	12,825,726
#	Byggmax Group AB	959,893	4,017,206
#*	Careium AB	32,918	23,869
*	Catena Media PLC	68,674	176,935
	Cloetta AB, Class B	3,373,288	6,166,172
*	Collector Bank AB	357,389	873,631
#Ω	Dometic Group AB	251,685	1,441,016
*	Doro AB	416,350	603,789
*	Duni AB	559,644	3,766,148
#Ω	Dustin Group AB	158,964	661,422
#	Elanders AB, Class B	139,827	1,907,530
*Ω	Eltel AB	29,797	19,961
#*	Enea AB	5,830	41,594
	Fagerhult AB	205,436	818,867
	Granges AB	2,290,363	15,477,603
	Hanza AB	40,968	178,103
#*Ω	Hoist Finance AB	653,308	1,500,195
*	Humana AB	314,511	1,197,370
*	International Petroleum Corp	1,218,742	12,080,170
	Intrum AB	12,067	151,829
	Inwido AB	1,271,097	11,418,291
*	ITAB Shop Concept AB	135,825	117,522
	JM AB	874,260	13,163,646
	Kabe Group AB, Class B	1,549	26,678
	Lindab International AB	1,155,707	12,293,428
	Loomis AB	702,584	19,671,313
	MEKO AB	649,258	6,135,389
	Modern Times Group MTG AB, Class B	290,187	2,175,494
*	Momentum Group AB	289,288	1,540,597
Ω	Munters Group AB	108,511	846,586
	NCC AB, Class B	426,077	3,550,263
*	Net Insight AB, Class B	2,259,160	1,193,832
	New Wave Group AB, Class B	1,362,025	18,929,894
	Nobia AB	698,028	1,162,399
	Nordic Waterproofing Holding AB	203,001	2,625,609
	Peab AB, Class B	344,393	1,786,930
	Prevas AB, Class B	4,752	49,687
	Pricer AB, Class B	147,938	255,692

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Proact IT Group AB	7,539	$61,051
	Ratos AB, Class B	3,426,212	12,824,597
	Rejlers AB	16,766	196,768
Ω	Resurs Holding AB	88,694	192,729
	Rottneros AB	1,514,066	1,757,715
#*	Scandi Standard AB	49,916	229,129
*	Sensys Gatso Group AB	1,274,874	131,713
*	Solid Forsakring AB	176,778	841,873
*	Stillfront Group AB	729,841	1,420,527
	Tethys Oil AB	475,849	2,937,110
	VBG Group AB, Class B	63,603	743,011

TOTAL SWEDEN			225,374,205

SWITZERLAND — (6.2%)
	Adecco Group AG	1,142,686	35,761,459
	Allreal Holding AG	297,965	42,682,438
#*	ams-OSRAM AG	2,424,340	13,722,612
	Arbonia AG	863,469	10,494,955
*	Aryzta AG	1,097,518	1,125,065
#	Autoneum Holding AG	42,175	4,033,777
	Baloise Holding AG	352,704	48,187,170
	Banque Cantonale de Geneve	34,944	6,281,654
	Banque Cantonale du Jura SA	3,334	183,183
	Banque Cantonale Vaudoise	141,748	12,614,939
	Bell Food Group AG	41,145	10,033,836
	Bellevue Group AG	63,466	2,201,776
	Berner Kantonalbank AG	49,893	10,989,442
	Bystronic AG	5,828	3,347,579
	Calida Holding AG	48,974	2,078,876
	Carlo Gavazzi Holding AG	8,919	2,342,277
	Cembra Money Bank AG	134,314	9,740,329
#*	Cicor Technologies Ltd.	21,958	924,979
	Cie Financiere Tradition SA	20,847	2,176,484
	EFG International AG	1,921,738	15,728,052
	Energiedienst Holding AG	26,312	1,077,564
#	Feintool International Holding AG	74,248	1,490,401
*	Flughafen Zurich AG	21,943	3,404,153
#*	GAM Holding AG	1,795,338	1,357,699
#	Gurit Holding AG, Class BR	53,883	4,978,498
	Helvetia Holding AG	645,552	64,104,812
	Huber & Suhner AG	56,482	5,030,939
	Hypothekarbank Lenzburg AG	4	16,533
*	Implenia AG	307,733	11,552,654
	Investis Holding SA	22,516	2,282,252
*	Jungfraubahn Holding AG	23,206	2,631,315
#	Kudelski SA	185,492	505,746
#	Landis & Gyr Group AG	257,519	14,840,031
	Liechtensteinische Landesbank AG	201,788	11,018,381
	Luzerner Kantonalbank AG	27,478	11,328,876
Ω	Medmix AG	27,422	482,742
	Meier Tobler Group AG	3,397	107,297
	Metall Zug AG, Class B	1,174	2,176,024
	Mobimo Holding AG	126,790	29,574,805
	OC Oerlikon Corp. AG	1,073,865	6,936,227
	Orell Fuessli AG	244	19,958
	Phoenix Mecano AG	7,915	2,590,279
	Rieter Holding AG	23,761	1,980,525
#	Schweiter Technologies AG	6,123	4,102,067
	Siegfried Holding AG	63,680	37,907,305

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	St Galler Kantonalbank AG	50,492	$23,770,436
	Sulzer AG	83,469	5,566,938
	Swiss Prime Site AG	679,052	54,794,690
*	Swiss Steel Holding AG	2,774,665	624,724
	Thurgauer Kantonalbank	11,153	1,308,912
	TX Group AG	11,347	1,576,653
	u-blox Holding AG	2,349	240,501
	Valiant Holding AG	75,366	7,381,909
	Vaudoise Assurances Holding SA	22,548	9,012,535
	Vetropack Holding AG	129,226	4,131,916
	Vontobel Holding AG	296,946	16,709,353
	VP Bank AG, Class A	67,444	5,852,369
*	V-ZUG Holding AG	17,959	1,296,063
	Walliser Kantonalbank	16,913	1,815,974
	Zehnder Group AG	146,327	7,880,218
	Zug Estates Holding AG, Class B	966	1,610,947
	Zuger Kantonalbank AG	371	2,733,050

TOTAL SWITZERLAND			602,455,153

UNITED KINGDOM — (10.5%)
	Alliance Pharma PLC	927,073	659,373
	Anglo-Eastern Plantations PLC	322,674	2,960,049
*	Ascential PLC	177,216	390,326
	Ashmore Group PLC	393,929	932,867
*	Babcock International Group PLC	2,131,123	6,731,487
Ω	Bakkavor Group PLC	329,076	343,508
	Balfour Beatty PLC	8,545,802	29,279,647
	Bank of Georgia Group PLC	809,432	19,749,845
	Beazley PLC	704,298	5,051,091
	Bellway PLC	1,802,661	38,337,467
Ω	Biffa PLC	809,902	3,811,461
	Bloomsbury Publishing PLC	794,411	4,207,914
	Bodycote PLC	1,904,265	10,831,069
	Breedon Group PLC	2,704,095	1,622,041
	Burford Capital Ltd.	406,468	3,286,021
*	C&C Group PLC	496,806	932,145
	Camellia PLC	661	37,099
	Capital Ltd.	166,611	156,754
#*	Capricorn Energy PLC	2,222,655	6,313,703
*	Card Factory PLC	1,928,552	1,051,732
	Carr’s Group PLC	643,356	772,527
	Castings PLC	470,165	1,718,948
*	Cazoo Group Ltd.	476,291	152,413
	Centamin PLC	26,519,556	26,959,627
	Central Asia Metals PLC	1,160,712	2,843,571
	Chemring Group PLC	2,514,251	8,715,991
	Chesnara PLC	1,730,151	5,279,406
	Close Brothers Group PLC	3,353,167	37,777,068
#*Ω	Countryside Partnerships PLC	762,506	1,857,657
	Crest Nicholson Holdings PLC	2,616,290	6,064,472
	Currys PLC	5,801,300	4,332,859
#*	De La Rue PLC	217,547	234,282
	DFS Furniture PLC	319,432	448,793
	Direct Line Insurance Group PLC	2,142,676	4,950,516
	DiscoverIE Group PLC	129,931	1,109,955
	Diversified Energy Co. PLC	1,525,418	2,202,199
	Drax Group PLC	5,687,826	33,965,517
	Ecora Resources PLC	2,840,401	4,990,796
*	Elementis PLC	7,044,143	7,446,778

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	EnQuest PLC	35,415,376	$10,982,929
	Epwin Group PLC	229,279	196,197
	Essentra PLC	1,775,048	4,569,793
	Ferrexpo PLC	1,837,412	2,155,049
#	Firstgroup PLC	9,010,196	10,817,460
#	Flowtech Fluidpower PLC	90,707	108,412
	Foxtons Group PLC	1,516,514	521,693
*	Frasers Group PLC	3,590,539	26,642,365
	Galliford Try Holdings PLC	665,193	1,265,774
	Gem Diamonds Ltd.	324,360	111,034
	Genel Energy PLC	2,781,050	4,049,587
	Genuit Group PLC	22,413	65,501
*	Georgia Capital PLC	164,840	1,180,674
	Grafton Group PLC	5,205,358	41,212,135
	Grainger PLC	8,013,738	20,836,434
*	Greencore Group PLC	3,078,106	2,369,881
*	Griffin Mining Ltd.	11,516	10,515
	Gulf Keystone Petroleum Ltd.	3,982,599	9,547,643
	H&T Group PLC	77,164	377,329
	Halfords Group PLC	2,468,097	4,983,029
	Hargreaves Services PLC	18,548	78,867
	Harworth Group PLC	323,338	384,069
	Headlam Group PLC	337,212	931,124
	Helical PLC	1,651,049	6,245,873
	Henry Boot PLC	1,316,201	3,605,663
	Hochschild Mining PLC	663,352	405,318
	Hunting PLC	1,993,318	6,104,286
*	Hyve Group PLC	185,138	113,617
Ω	Ibstock PLC	826,674	1,473,814
	Inchcape PLC	1,180,650	10,072,006
	International Distributions Services PLC	3,017,279	6,980,110
	International Personal Finance PLC	739,954	660,423
	iomart Group PLC	55,118	85,250
	IP Group PLC	1,967,972	1,326,258
#*	IQE PLC	1,103,518	529,639
*	James Fisher & Sons PLC	39,842	118,746
*	John Wood Group PLC	7,796,089	12,535,091
	Jupiter Fund Management PLC	1,279,508	1,522,303
	Just Group PLC	1,303,425	865,778
	Keller Group PLC	1,745,419	12,560,529
*	Kier Group PLC	762,599	522,591
	Lancashire Holdings Ltd.	567,745	3,222,029
	Lookers PLC	4,485,732	4,102,970
	LSL Property Services PLC	66,765	175,537
	Man Group PLC	12,541,246	31,197,686
*	Marks & Spencer Group PLC	15,319,763	18,553,387
*	Marston’s PLC	4,705,652	1,885,370
	Mears Group PLC	2,271,484	4,936,579
	Mediclinic International PLC	6,245,108	35,526,683
	Micro Focus International PLC	1,380,530	8,231,582
*	Mitchells & Butlers PLC	4,739,485	6,318,188
	Mitie Group PLC	1,529,909	1,256,051
	MJ Gleeson PLC	514,495	2,198,676
	Morgan Sindall Group PLC	176,456	3,113,577
	MP Evans Group PLC	56,602	525,675
*	N Brown Group PLC	687,100	160,895
*	National Express Group PLC	4,986,659	9,666,687
	Norcros PLC	232,009	478,157
	Numis Corp. PLC	38,152	79,155

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	OSB Group PLC	4,648,215	$22,151,378
	Pan African Resources PLC	1,723,968	333,828
	Paragon Banking Group PLC	6,577,529	32,180,697
*	Pendragon PLC	17,731,569	5,542,752
*	Petra Diamonds Ltd.	36,814	48,221
	Pets at Home Group PLC	5,230,359	17,293,795
*	Pharos Energy PLC	1,008,706	306,456
*	Playtech PLC	4,272,115	25,385,557
	Premier Foods PLC	15,018,339	17,852,784
	Provident Financial PLC	191,939	359,785
	QinetiQ Group PLC	1,515,450	6,246,480
Ω	Quilter PLC	14,508,220	16,081,395
*	Rank Group PLC	159,465	95,927
	Rathbones Group PLC	9,201	197,760
	Reach PLC	4,116,905	4,354,205
	Redde Northgate PLC	4,167,981	15,940,575
	Redrow PLC	6,765,614	32,556,262
*	Renewi PLC	414,211	2,509,434
*	Restaurant Group PLC	263,601	96,107
	RHI Magnesita NV	43,106	916,257
	Ricardo PLC	115,137	581,599
	RPS Group PLC	3,508,539	8,905,776
	RWS Holdings PLC	106,980	376,120
	S&U PLC	8,638	214,481
*	S4 Capital PLC	6,242	12,574
*	Saga PLC	496,878	492,338
	Secure Trust Bank PLC	597	4,446
	Senior PLC	2,381,447	3,552,545
	Serco Group PLC	2,659,211	4,973,462
	Severfield PLC	1,380,945	776,676
*	SIG PLC	6,622,985	2,369,714
	Speedy Hire PLC	7,734,612	3,427,848
*Ω	Spire Healthcare Group PLC	4,345,309	10,794,385
*	Staffline Group PLC	42,154	17,915
*	Superdry PLC	654,745	826,088
	Synthomer PLC	344,157	445,236
	Tate & Lyle PLC	19,722	158,465
	TBC Bank Group PLC	242,715	5,240,803
*	THG PLC	52,241	31,850
Ω	TI Fluid Systems PLC	588,659	934,707
	TP ICAP Group PLC	11,146,273	23,507,526
	Travis Perkins PLC	3,671,580	34,604,591
	Trifast PLC	890,863	643,703
	TT Electronics PLC	2,407,044	3,723,784
	Tyman PLC	1,877,106	4,130,386
	Vertu Motors PLC	3,033,243	1,593,302
	Vesuvius PLC	6,419,919	24,940,355
	Virgin Money UK PLC	9,043,748	14,095,412
#	Vistry Group PLC	5,254,832	36,360,710
	Vp PLC	275,589	2,256,595
	Wickes Group PLC	1,539,497	2,241,572
	Young & Co’s Brewery PLC, Class A	52,885	571,101
	Zotefoams PLC	3,087	10,452

TOTAL UNITED KINGDOM			1,022,528,819

UNITED STATES — (0.3%)
#	ADTRAN Holdings, Inc.	915,517	20,730,807
	Noble Corp. PLC	100,205	3,561,698

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»
UNITED STATES — (Continued)
# VAALCO Energy, Inc.	328,923	$1,693,951

TOTAL UNITED STATES		25,986,456

TOTAL COMMON STOCKS		9,463,710,458

PREFERRED STOCKS — (0.1%)
GERMANY — (0.1%)
# Draegerwerk AG & Co. KGaA	135,199	5,440,033
Jungheinrich AG	228,334	5,674,341
STO SE & Co. KGaA	25,451	3,278,311

TOTAL GERMANY		14,392,685

RIGHTS/WARRANTS — (0.0%)
ITALY — (0.0%)
#* Webuild SpA Warrants 08/02/30	347,241	0

SINGAPORE — (0.0%)
#* Ezion Holdings Ltd. Warrants 04/16/23	10,557,095	0

TOTAL RIGHTS/WARRANTS		0

TOTAL INVESTMENT SECURITIES (Cost $10,024,140,317)		9,478,103,143

		Value†
SECURITIES LENDING COLLATERAL — (2.9%)
@§ The DFA Short Term Investment Fund	24,153,176	279,234,867

TOTAL INVESTMENTS — (100.0%) (Cost $10,303,495,096)		$9,757,338,010

As of October 31, 2022, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	618	12/16/22	$116,562,477	$119,984,700	$3,422,223

Total Futures Contracts			$116,562,477	$119,984,700	$3,422,223

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$663,617,179	—	$663,617,179
Austria	—	74,968,388	—	74,968,388
Belgium	$3,109,047	183,408,083	—	186,517,130
Canada	1,254,084,150	424,672	—	1,254,508,822
China	7,388,355	2,676,150	—	10,064,505
Denmark	—	287,465,049	—	287,465,049
Finland	—	194,559,008	—	194,559,008
France	—	374,608,430	—	374,608,430

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Germany	—	$560,936,780	—		$560,936,780
Greece	—	—	$1,698		1,698
Hong Kong	—	204,675,078	968,380		205,643,458
Ireland	—	50,410,099	—		50,410,099
Israel	$149,834	126,680,097	—		126,829,931
Italy	—	374,256,041	—		374,256,041
Japan	3,487,186	2,432,475,808	—		2,435,962,994
Netherlands	—	244,058,116	—		244,058,116
New Zealand	—	29,873,647	—		29,873,647
Norway	1,956,470	129,531,170	—		131,487,640
Portugal	—	22,020,666	—		22,020,666
Singapore	855,094	85,308,487	18,887		86,182,468
Spain	—	273,393,776	—		273,393,776
Sweden	1,401,452	223,972,753	—		225,374,205
Switzerland	—	602,455,153	—		602,455,153
United Kingdom	—	1,022,528,819	—		1,022,528,819
United States	5,255,649	20,730,807	—		25,986,456
Preferred Stocks
Germany	—	14,392,685	—		14,392,685
Securities Lending Collateral	—	279,234,867	—		279,234,867
Futures Contracts**	3,422,223	—	—		3,422,223

TOTAL	$1,281,109,460	$8,478,661,808	$988,965	^	$9,760,760,233

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (94.3%)
AUSTRALIA — (6.2%)
*	A2B Australia Ltd.	168,428	$124,747
	Accent Group Ltd.	350,750	331,911
#	Adairs Ltd.	103,966	141,648
	Adbri Ltd.	327,958	330,644
	AGL Energy Ltd.	46,695	203,440
*	Ainsworth Game Technology Ltd.	31,523	16,685
*	Alkane Resources Ltd.	338,802	148,242
*	Alliance Aviation Services Ltd.	48,114	99,438
*	Allkem Ltd.	84,510	780,844
	ALS Ltd.	85,381	624,564
	Altium Ltd.	13,192	297,866
	Alumina Ltd.	723,499	625,281
#*	AMA Group Ltd.	431,520	67,199
*	AMP Ltd.	1,944,073	1,567,755
	Ampol Ltd.	60,371	1,052,979
#*	Andromeda Metals Ltd.	292,427	7,475
	Ansell Ltd.	86,563	1,562,730
#*	Antipa Minerals Ltd.	1,091,431	17,348
	Antipa Minerals Ltd.	103,367	1,653
	Appen Ltd.	56,091	90,873
#*	Arafura Resources Ltd.	878,772	166,247
#	ARB Corp. Ltd.	25,647	476,191
#	Ardent Leisure Group Ltd.	183,308	57,402
	Aristocrat Leisure Ltd.	25,149	596,935
	ASX Ltd.	11,971	518,685
	Atlas Arteria Ltd.	99,259	417,858
	AUB Group Ltd.	34,863	461,292
*	Audinate Group Ltd.	1,942	10,113
#*	Aurelia Metals Ltd.	1,031,919	69,331
	Aurizon Holdings Ltd.	969,882	2,247,572
*	Ausgold Ltd.	1,330,977	37,414
#*	Aussie Broadband Ltd.	28,190	42,138
	Austal Ltd.	293,169	466,767
	Austin Engineering Ltd.	207,907	47,977
	Australia & New Zealand Banking Group Ltd.	287,199	4,705,393
*	Australian Agricultural Co. Ltd.	366,526	410,481
#	Australian Clinical Labs Ltd.	5,352	11,584
	Australian Ethical Investment Ltd.	20,629	61,013
	Australian Finance Group Ltd.	172,518	185,515
#*	Australian Strategic Materials Ltd.	54,803	69,233
#	Auswide Bank Ltd.	11,574	42,139
	AVJennings Ltd.	78,694	19,882
#*††	AVZ Minerals Ltd.	100,493	42,147
#	Baby Bunting Group Ltd.	70,664	126,530
#	Bank of Queensland Ltd.	509,730	2,400,463
#*	Bannerman Energy Ltd.	43,076	57,250
	Bapcor Ltd.	286,152	1,210,035
	Base Resources Ltd.	156,783	24,548
	Beach Energy Ltd.	1,801,011	1,841,643
	Beacon Lighting Group Ltd.	67,484	85,097
#	Bega Cheese Ltd.	268,693	551,845
#	Bell Financial Group Ltd.	111,621	65,709
*	Bellevue Gold Ltd.	574,025	270,972
	Bendigo & Adelaide Bank Ltd.	295,119	1,703,607
	BHP Group Ltd.	178,389	4,284,940
#	BHP Group Ltd., Sponsored ADR	58,819	2,812,725
	Blackmores Ltd.	5,211	226,472

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	BlueScope Steel Ltd.	250,635	$2,523,883
#	Boral Ltd.	6,080	11,203
	Brambles Ltd.	178,347	1,335,236
#	Bravura Solutions Ltd.	219,326	171,217
#	Breville Group Ltd.	25,729	326,018
	Brickworks Ltd.	89,732	1,270,487
#	BWX Ltd.	108,764	43,830
*	Calidus Resources Ltd.	11,312	2,485
	Calima Energy Ltd.	243,590	22,680
#*	Calix Ltd.	14,218	37,013
#	Capitol Health Ltd.	499,605	105,324
	Capral Ltd.	4,109	20,068
*	Capricorn Metals Ltd.	75,489	163,724
#*	Carnarvon Energy Ltd.	1,228,400	113,848
	Carsales.com Ltd.	61,517	796,880
	Cash Converters International Ltd.	136,158	20,657
	Cedar Woods Properties Ltd.	57,706	145,795
*††	Centrebet International Ltd.	13,296	0
	Challenger Ltd.	575,583	2,586,284
	Champion Iron Ltd.	273,197	821,754
#*	City Chic Collective Ltd.	81,434	67,740
*	Clean Seas Seafood Ltd.	70,765	25,807
	Cleanaway Waste Management Ltd.	747,643	1,293,221
#	Clinuvel Pharmaceuticals Ltd.	15,776	196,974
#	Clover Corp. Ltd.	36,665	27,776
#*	Cobalt Blue Holdings Ltd.	10,882	4,452
	Cochlear Ltd.	5,047	644,722
#	Codan Ltd.	72,346	179,218
#*	Cogstate Ltd.	42,738	51,941
	Coles Group Ltd.	84,677	885,354
*††	Collection House Ltd.	117,176	0
	Collins Foods Ltd.	98,017	588,522
	Commonwealth Bank of Australia	72,307	4,847,949
	Computershare Ltd.	71,095	1,150,889
#*	Cooper Energy Ltd.	2,283,009	307,292
#	Corporate Travel Management Ltd.	22,784	254,375
#	Costa Group Holdings Ltd.	286,549	466,279
	Credit Corp. Group Ltd.	40,836	485,428
	CSR Ltd.	438,908	1,300,165
	Data#3 Ltd.	87,623	386,009
#*	De Grey Mining Ltd.	184,303	124,679
#*	Deep Yellow Ltd.	40,616	20,453
	Deterra Royalties Ltd.	158,529	415,971
	Dicker Data Ltd.	23,491	161,899
	Domain Holdings Australia Ltd.	124,605	265,555
#	Domino’s Pizza Enterprises Ltd.	9,057	369,287
	Downer EDI Ltd.	683,634	1,964,720
#	Eagers Automotive Ltd.	77,037	610,732
*	Eclipx Group Ltd.	363,531	434,794
	Elanor Investor Group	45,594	47,462
	Elders Ltd.	126,847	1,057,562
#*	Electro Optic Systems Holdings Ltd.	17,371	5,656
#*	Elmo Software Ltd.	13,849	41,043
#	Emeco Holdings Ltd.	290,588	146,030
#*	Emerald Resources NL	52,160	37,785
#*	EML Payments Ltd.	352,189	90,784
	Endeavour Group Ltd.	37,895	173,457
*	Energy World Corp. Ltd.	1,371,925	39,453
	Enero Group Ltd.	40,866	73,476

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	EnviroSuite Ltd.	100,794	$8,074
	EQT Holdings Ltd.	14,305	230,329
#	Estia Health Ltd.	209,499	307,130
	Euroz Hartleys Group Ltd.	3,491	2,703
	Evolution Mining Ltd.	487,202	646,298
*	EVT Ltd.	88,634	846,209
	Fenix Resources Ltd.	214,993	28,886
	Finbar Group Ltd.	18,455	7,918
	Fleetwood Ltd.	85,236	93,744
#*	Flight Centre Travel Group Ltd.	21,390	227,661
	Fortescue Metals Group Ltd.	151,890	1,430,956
*	Frontier Digital Ventures Ltd.	53,623	24,021
	G8 Education Ltd.	1,182,739	730,090
#*	Galan Lithium Ltd.	9,485	9,203
*	Gascoyne Resources Ltd.	137,071	20,090
	Genesis Minerals Ltd.	14,403	10,595
	Genworth Mortgage Insurance Australia Ltd.	399,142	692,849
	Gold Road Resources Ltd.	557,630	481,882
	GR Engineering Services Ltd.	12,983	18,513
	GrainCorp Ltd., Class A	206,682	1,111,086
	Grange Resources Ltd.	490,389	194,568
#*	Greenland Minerals Ltd.	573,744	18,285
	GUD Holdings Ltd.	122,694	631,081
	GWA Group Ltd.	199,820	259,424
	Hansen Technologies Ltd.	137,190	432,029
#	Harvey Norman Holdings Ltd.	487,046	1,295,683
	Healius Ltd.	783,774	1,716,946
	Healthia Ltd.	3,249	2,881
#	Helloworld Travel Ltd.	19,262	25,140
*	Highfield Resources Ltd.	71,871	38,775
*	Hot Chili Ltd.	64,306	40,179
#	HT&E Ltd.	358,450	274,053
	HUB24 Ltd.	8,825	143,092
#	Humm Group Ltd.	281,957	86,444
	IDP Education Ltd.	25,503	481,160
	IGO Ltd.	235,716	2,305,290
	Iluka Resources Ltd.	136,845	758,194
	Imdex Ltd.	294,540	384,469
*	Immutep Ltd., Sponsored ADR	20,551	36,786
	Incitec Pivot Ltd.	1,106,173	2,660,291
	Infomedia Ltd.	336,009	264,137
#	Inghams Group Ltd.	215,704	348,971
	Insignia Financial Ltd.	581,253	1,171,748
	Insurance Australia Group Ltd.	172,005	539,914
	Integral Diagnostics Ltd.	158,298	266,206
	InvoCare Ltd.	58,370	381,715
*	ioneer Ltd.	343,732	121,819
	IPH Ltd.	94,439	600,614
	IRESS Ltd.	91,339	592,855
	IVE Group Ltd.	112,528	173,680
	James Hardie Industries PLC	35,000	764,154
	James Hardie Industries PLC, Sponsored ADR	1,506	33,192
#	JB Hi-Fi Ltd.	44,783	1,227,589
#*	Jervois Global Ltd.	84,421	26,474
#	Johns Lyng Group Ltd.	58,594	243,627
	Jupiter Mines Ltd.	865,202	107,708
*	Karoon Energy Ltd.	457,579	622,219
	Kelsian Group Ltd.	87,271	261,177
#*	Kogan.com Ltd.	19,892	41,725

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Lark Distilling Co. Ltd.	13,663	$18,214
	Lendlease Corp. Ltd.	169,017	939,863
	Lifestyle Communities Ltd.	49,025	550,347
	Link Administration Holdings Ltd.	173,361	379,124
*	Lottery Corp. Ltd.	393,400	1,079,241
	Lovisa Holdings Ltd.	23,600	367,417
#	Lycopodium Ltd.	4,501	19,683
*	Lynas Rare Earths Ltd.	64,679	344,984
	MA Financial Group Ltd.	27,305	77,429
	Macmahon Holdings Ltd.	971,526	86,945
	Macquarie Group Ltd.	19,203	2,083,203
#*	Macquarie Telecom Group Ltd.	1,689	61,773
#	Magellan Financial Group Ltd.	34,094	216,184
*	Mayne Pharma Group Ltd.	1,361,330	235,168
	McMillan Shakespeare Ltd.	49,924	418,368
#	McPherson’s Ltd.	112,966	49,125
	Medibank Pvt Ltd.	415,793	748,705
#*	Medical Developments International Ltd.	17,518	17,713
#*	Mesoblast Ltd.	176,885	103,405
#*	Metals X Ltd.	449,738	73,291
	Metcash Ltd.	349,021	916,225
	Michael Hill International Ltd.	50,276	38,806
*	Mincor Resources NL	84,406	72,485
	Mineral Resources Ltd.	30,552	1,432,332
*	MMA Offshore Ltd.	275,076	120,664
	Monadelphous Group Ltd.	70,390	615,364
	Monash IVF Group Ltd.	261,809	157,960
#	Money3 Corp. Ltd.	178,823	223,313
#*	Mount Gibson Iron Ltd.	635,242	152,536
	Myer Holdings Ltd.	960,406	389,713
	MyState Ltd.	88,577	231,136
#*	Nanosonics Ltd.	38,363	100,561
	National Australia Bank Ltd.	297,280	6,175,113
	National Tyre & Wheel Ltd.	12,177	4,872
#*	Navarre Minerals Ltd.	593,361	18,042
	Navigator Global Investments Ltd.	130,494	93,448
*	Nearmap Ltd.	96,637	127,050
#*	Neometals Ltd.	48,923	34,603
	Netwealth Group Ltd.	46,524	361,300
#*	New Century Resources Ltd.	14,742	9,652
#	New Hope Corp. Ltd.	529,216	1,922,465
	Newcrest Mining Ltd.	272,572	3,016,405
*	NEXTDC Ltd.	46,970	249,231
	nib holdings Ltd.	208,412	891,805
#	Nick Scali Ltd.	48,096	309,749
	Nickel Industries Ltd.	553,735	258,792
	Nine Entertainment Co. Holdings Ltd.	897,594	1,185,378
	Northern Star Resources Ltd.	401,624	2,241,503
	NRW Holdings Ltd.	431,557	704,244
	Nufarm Ltd.	378,076	1,347,416
	Objective Corp. Ltd.	6,207	58,913
*	OFX Group Ltd.	145,572	247,573
#*	Omni Bridgeway Ltd.	196,829	566,667
	oOh!media Ltd.	465,641	376,637
*	Opthea Ltd.	33,207	20,637
	Orica Ltd.	124,569	1,108,071
	Origin Energy Ltd.	349,583	1,248,912
	Orora Ltd.	563,257	1,093,015
	OZ Minerals Ltd.	77,903	1,206,252

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Pacific Current Group Ltd.	51,154	$274,629
*	Pacific Smiles Group Ltd.	19,803	18,239
	Pact Group Holdings Ltd.	127,434	116,907
#*	Paladin Energy Ltd.	512,786	277,618
*	Panoramic Resources Ltd.	1,056,690	98,349
#*	Pantoro Ltd.	661,027	58,891
	Peet Ltd.	285,445	200,770
#	Pendal Group Ltd.	177,721	558,231
#*	Peninsula Energy Ltd.	395,924	42,790
	PeopleIN Ltd.	36,146	75,903
	Pepper Money Ltd.	47,459	43,286
*	Perenti Global Ltd.	533,613	327,018
#	Perpetual Ltd.	34,311	546,752
	Perseus Mining Ltd.	1,083,530	1,261,987
*	PEXA Group Ltd.	1,298	12,825
*	Pilbara Minerals Ltd.	173,979	565,475
#	Pinnacle Investment Management Group Ltd.	12,030	62,523
	Platinum Asset Management Ltd.	191,559	219,305
*	PointsBet Holdings Ltd.	6,569	8,550
#*	PolyNovo Ltd.	57,893	73,753
*	Poseidon Nickel Ltd.	563,943	15,883
#	Praemium Ltd.	59,810	31,871
	Premier Investments Ltd.	42,660	683,175
#	Pro Medicus Ltd.	10,174	362,473
	Propel Funeral Partners Ltd.	17,391	51,615
	PSC Insurance Group Ltd.	12,146	37,289
	PWR Holdings Ltd.	36,095	231,869
*	Qantas Airways Ltd.	77,152	288,299
	QBE Insurance Group Ltd.	267,437	2,095,358
	Qube Holdings Ltd.	443,350	771,852
	Ramelius Resources Ltd.	1,203,759	564,971
	Ramsay Health Care Ltd.	18,919	709,636
#	REA Group Ltd.	4,186	324,440
*	ReadyTech Holdings Ltd.	22,182	45,915
	Reckon Ltd.	24,980	20,610
#*	Red 5 Ltd.	1,089,385	111,047
*	Red River Resources Ltd.	65,097	3,040
#*	Redbubble Ltd.	56,201	18,458
#	Reece Ltd.	20,461	203,175
#	Regis Healthcare Ltd.	92,021	120,096
#	Regis Resources Ltd.	764,204	745,111
#*	Reject Shop Ltd.	19,979	59,680
	Reliance Worldwide Corp. Ltd.	402,386	826,741
#	Resimac Group Ltd.	22,675	12,979
*	Resolute Mining Ltd.	930,869	119,227
*	Retail Food Group Ltd.	2,147,241	74,093
	Ridley Corp. Ltd.	228,380	305,261
	Rio Tinto Ltd.	28,857	1,637,623
*	RPMGlobal Holdings Ltd.	72,882	88,571
*††	Salmat Ltd.	16,043	0
	Sandfire Resources Ltd.	446,461	994,305
	Santos Ltd.	439,518	2,145,576
	SEEK Ltd.	18,813	258,977
	Select Harvests Ltd.	130,005	441,089
	Servcorp Ltd.	42,286	92,344
	Service Stream Ltd.	440,774	207,063
#	Seven Group Holdings Ltd.	33,168	388,942
*	Seven West Media Ltd.	822,457	246,437
	SG Fleet Group Ltd.	38,794	49,858

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Shaver Shop Group Ltd.	93,308	$65,071
#*	Sierra Rutile Holdings Ltd.	136,845	18,112
	Sigma Healthcare Ltd.	1,302,866	527,961
*	Silver Lake Resources Ltd.	844,813	598,258
#*	Silver Mines Ltd.	441,317	49,194
	Sims Ltd.	160,860	1,257,659
	SmartGroup Corp. Ltd.	87,111	274,643
	Sonic Healthcare Ltd.	76,269	1,596,728
	South32 Ltd.	1,326,168	3,042,585
	Southern Cross Electrical Engineering Ltd.	130,917	55,221
	Southern Cross Media Group Ltd.	216,813	133,882
*††	SpeedCast International Ltd.	198,889	0
	SRG Global Ltd.	25,089	11,203
#*	St Barbara Ltd.	779,875	253,898
*	Star Entertainment Group Ltd.	786,582	1,479,663
	Steadfast Group Ltd.	266,201	862,423
*	Strickland Metals Ltd.	201,515	6,327
#*	Strike Energy Ltd.	305,334	47,006
	Strike Energy Ltd.	18,963	2,911
	Suncorp Group Ltd.	282,414	2,065,858
#	Sunland Group Ltd.	67,813	106,454
*	Sunrise Energy Metals Ltd.	15,847	20,435
*	Sunstone Metals Ltd.	215,581	4,410
	Super Retail Group Ltd.	160,643	1,056,261
*	Superloop Ltd.	304,048	145,748
	Symbio Holdings Ltd.	30,212	61,824
*	Syrah Resources Ltd.	537,808	821,512
	Tabcorp Holdings Ltd.	1,312,288	810,181
	Tassal Group Ltd.	251,201	834,128
	Technology One Ltd.	134,332	1,033,417
	Telstra Group Ltd.	224,720	563,469
#*	Temple & Webster Group Ltd.	15,717	55,949
#	Ten Sixty Four Ltd.	189,882	69,597
	TPG Telecom Ltd.	96,322	302,162
	Treasury Wine Estates Ltd.	46,748	387,390
*	Tuas Ltd.	41,766	35,140
#*	Tyro Payments Ltd.	22,922	22,377
	United Malt Grp Ltd.	230,209	458,033
*††	Virgin Australia Holdings Pty. Ltd.	272,729	0
	Vita Group Ltd.	135,236	9,538
Ω	Viva Energy Group Ltd.	696,970	1,265,164
#*	Webjet Ltd.	84,776	286,287
	Wesfarmers Ltd.	12,951	375,833
*	West African Resources Ltd.	738,130	488,743
*	Westgold Resources Ltd.	682,606	318,821
	Westpac Banking Corp.	306,685	4,735,511
	Whitehaven Coal Ltd.	881,890	5,122,718
*	Widgie Nickel Ltd.	11,598	2,115
	WiseTech Global Ltd.	3,220	119,085
#	Woodside Energy Group Ltd., ADR	21,257	492,529
	Woodside Energy Group Ltd.	162,068	3,746,761
	Woolworths Group Ltd.	37,895	800,258
	Worley Ltd.	180,284	1,646,734
*	Xero Ltd.	3,462	171,918
#	Yancoal Australia Ltd.	55,281	182,951
#*	Zip Co. Ltd.	40,095	15,576

TOTAL AUSTRALIA			187,529,699

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (0.6%)
	Addiko Bank AG	6,257	$66,139
	Agrana Beteiligungs AG	11,893	160,940
	ANDRITZ AG	37,161	1,727,114
	AT&S Austria Technologie & Systemtechnik AG	25,068	774,224
Ω	BAWAG Group AG	38,276	1,847,805
	CA Immobilien Anlagen AG	3,204	101,196
*	DO & Co. AG	3,767	296,082
	Erste Group Bank AG	43,162	1,063,724
	EVN AG	35,368	588,393
#*	FACC AG	6,832	43,850
	Flughafen Wien AG	1,363	42,430
*	Immofinanz AG	7,951	0
*	Kapsch TrafficCom AG	2,499	28,572
#	Lenzing AG	6,069	290,366
	Mayr Melnhof Karton AG	3,500	498,046
	Oberbank AG	847	85,800
#	Oesterreichische Post AG	6,903	196,412
	OMV AG	35,834	1,649,917
	Palfinger AG	8,726	201,632
#	POLYTEC Holding AG	14,925	69,285
	Porr AG	16,942	174,790
	Raiffeisen Bank International AG	88,941	1,236,922
#	Rosenbauer International AG	1,017	34,951
	Schoeller-Bleckmann Oilfield Equipment AG	5,338	293,641
#	Semperit AG Holding	9,321	184,302
	Strabag SE	13,090	502,596
	Telekom Austria AG	98,498	572,562
	UBM Development AG	2,555	70,496
	UNIQA Insurance Group AG	110,151	713,871
#	Verbund AG	2,017	158,001
	Vienna Insurance Group AG Wiener Versicherung Gruppe	36,333	812,619
	voestalpine AG	93,552	2,031,040
	Wienerberger AG	53,704	1,227,610
	Zumtobel Group AG	27,082	163,584

TOTAL AUSTRIA			17,908,912

BELGIUM — (1.3%)
	Ackermans & van Haaren NV	21,194	2,952,778
#	Ageas SA	84,602	2,928,760
*	AGFA-Gevaert NV	185,716	561,480
	Anheuser-Busch InBev SA	22,429	1,121,907
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	6,428	322,043
*	Argenx SE, ADR	475	184,267
*	Argenx SE	66	25,625
	Atenor	3,515	145,595
	Banque Nationale de Belgique	35	29,022
	Barco NV	20,354	439,448
	Bekaert SA	34,138	951,339
	bpost SA	67,097	331,666
#*	Cie d’Entreprises CFE	8,983	95,371
#	Deceuninck NV	68,481	139,385
*	Deme Group NV	8,983	1,000,797
	D’ieteren Group	9,824	1,634,989
#	Econocom Group SA	125,028	339,799
	Elia Group SA	4,580	579,060
#	Etablissements Franz Colruyt NV	30,220	728,426
*	Euronav NV	169,326	3,007,641
	EVS Broadcast Equipment SA	9,185	187,723
	Exmar NV	32,166	302,614

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Fagron	35,143	$437,499
*	Galapagos NV	28,594	1,304,175
*	Galapagos NV, Sponsored ADR	249	11,339
	Gimv NV	23,732	1,013,208
*	Greenyard NV	12,710	84,125
	Immobel SA	4,049	165,776
	Ion Beam Applications	10,014	139,860
	KBC Group NV	62,795	3,147,018
*	Kinepolis Group NV	6,411	241,674
	Lotus Bakeries NV	197	1,095,669
	Melexis NV	10,065	692,232
#*	Ontex Group NV	103,111	608,147
*	Orange Belgium SA	20,431	345,812
	Picanol	874	60,426
	Proximus SADP	127,985	1,341,759
	Recticel SA	42,061	581,244
	Roularta Media Group NV	1,845	30,360
	Shurgard Self Storage SA	4,178	181,914
	Sipef NV	5,278	297,703
	Solvay SA	74,041	6,681,523
	Telenet Group Holding NV	11,802	179,936
	TER Beke SA	454	39,939
*	Tessenderlo Group SA	23,728	719,194
	UCB SA	8,579	646,580
	Umicore SA	20,622	679,823
	Van de Velde NV	4,118	129,933
	VGP NV	4,120	312,396
	Viohalco SA	25,814	95,839

TOTAL BELGIUM			39,274,838

CANADA — (11.9%)
#*	5N Plus, Inc.	58,215	100,846
	Absolute Software Corp.	8,675	104,175
#	Acadian Timber Corp.	7,976	88,287
*	Aclara Resources, Inc.	11,213	2,263
*	Advantage Energy Ltd.	215,003	1,625,523
	Aecon Group, Inc.	54,035	383,145
	Africa Oil Corp.	329,400	807,572
#	AG Growth International, Inc.	12,160	311,509
	AGF Management Ltd., Class B	90,237	417,951
	Agnico Eagle Mines Ltd.	67,628	2,974,388
#*	Aimia, Inc.	62,327	169,274
*	Air Canada	12,900	185,686
#	AirBoss of America Corp.	12,431	65,333
*	AKITA Drilling Ltd., Class A	6,500	8,827
	Alamos Gold, Inc.,Class A	375,313	2,961,460
	Algoma Central Corp.	4,796	59,248
#	Algonquin Power & Utilities Corp.	67	742
	Alimentation Couche-Tard, Inc.	29,171	1,306,148
	AltaGas Ltd.	158,211	2,853,337
	Altius Minerals Corp.	42,307	662,080
#	Altus Group Ltd.	12,866	457,183
#*	Americas Gold & Silver Corp.	57,200	26,031
	Amerigo Resources Ltd.	110,614	82,817
	Andlauer Healthcare Group, Inc.	5,340	204,687
	Andrew Peller Ltd., Class A	27,192	99,599
#	ARC Resources Ltd.	271,104	3,816,764
*	Argonaut Gold, Inc.	295,915	86,884
#*	Aritzia, Inc.	44,100	1,710,459

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Ascot Resources Ltd.	12,500	$3,945
	Atco Ltd., Class I	13,800	428,480
*	Athabasca Oil Corp.	399,533	806,486
*	ATS Automation Tooling Systems, Inc.	31,845	1,007,465
#*	Aurora Cannabis, Inc.	87,883	125,693
*	AutoCanada, Inc.	30,519	476,261
	B2Gold Corp.	1,069,961	3,275,210
#	Badger Infrastructure Solutions Ltd.	24,570	519,048
#	Bank of Montreal	84,080	7,742,488
	Bank of Nova Scotia	138,643	6,699,790
#	Barrick Gold Corp.	145,783	2,174,211
#*	Bausch Health Cos., Inc.	25,253	164,144
*	Baytex Energy Corp.	470,586	2,556,125
#	BCE, Inc.	10,133	457,011
#	Birchcliff Energy Ltd.	262,868	2,043,360
	Bird Construction, Inc.	46,651	210,252
	Black Diamond Group Ltd.	21,857	69,790
#*	BlackBerry Ltd.	62,977	293,473
*	Bombardier, Inc., Class A	244	7,246
*	Bombardier, Inc., Class B	12,533	368,064
*	Bonterra Energy Corp.	33,874	221,542
	Boralex, Inc., Class A	53,538	1,518,092
#	Boyd Group Services, Inc.	5,105	726,432
	Bridgemarq Real Estate Services	1,900	19,065
	Brookfield Asset Management Reinsurance Partners Ltd., Class A	119	4,733
	Brookfield Asset Management, Inc., Class A	16,432	650,872
#	Brookfield Infrastructure Corp., Class A	27,613	1,191,413
#	BRP, Inc.	4,900	327,626
#*	CAE, Inc.	62,496	1,192,790
*	Calfrac Well Services Ltd.	24,846	136,417
#	Calian Group Ltd.	5,688	239,903
*	Calibre Mining Corp.	65,939	33,397
	Cameco Corp.	49,680	1,178,410
#	Canaccord Genuity Group, Inc.	110,266	564,946
#	Canacol Energy Ltd.	123,419	182,091
#*	Canada Goose Holdings, Inc.	22,787	372,795
	Canadian Imperial Bank of Commerce	89,314	4,055,897
	Canadian National Railway Co.	8,400	994,896
	Canadian Natural Resources Ltd.	99,485	5,963,131
	Canadian Pacific Railway Ltd.	4,400	327,756
#	Canadian Tire Corp. Ltd., Class A	26,583	2,979,380
#	Canadian Utilities Ltd., Class A	10,100	268,745
#	Canadian Western Bank	98,718	1,717,339
*	Canfor Corp.	61,024	916,917
*	Canfor Pulp Products, Inc.	27,749	101,435
	Capital Power Corp.	21,084	705,715
#*	Capstone Mining Corp.	334,485	775,845
#	Cardinal Energy Ltd.	116,611	790,900
*	CareRx Corp.	5,125	11,098
#	Cargojet, Inc.	1,500	146,218
	Cascades, Inc.	83,572	542,281
	CCL Industries, Inc., Class B	28,670	1,346,849
*	Celestica, Inc.	119,111	1,305,747
	Cenovus Energy, Inc.	250,078	5,052,028
	Centerra Gold, Inc.	186,287	865,559
	CES Energy Solutions Corp.	212,968	448,650
*	CGI, Inc.	27,814	2,239,638
	Chesswood Group Ltd.	6,897	56,093
#	CI Financial Corp.	123,238	1,233,873

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Cogeco Communications, Inc.	12,103	$617,254
	Cogeco, Inc.	6,264	266,772
	Colliers International Group, Inc.	2,492	234,096
	Computer Modelling Group Ltd.	48,622	192,725
	Conifex Timber, Inc.	13,656	16,339
	Constellation Software, Inc.	1,092	1,578,977
#*	Copper Mountain Mining Corp.	164,383	220,810
	Corby Spirit & Wine Ltd.	7,550	93,658
#	Corus Entertainment, Inc., Class B	348,841	550,525
#	Crescent Point Energy Corp.	512,452	4,010,980
*	Crew Energy, Inc.	221,085	976,938
#*	Cronos Group, Inc.	57,370	189,895
#*	Denison Mines Corp.	414,890	523,809
*	Descartes Systems Group, Inc.	4,000	276,280
	Dexterra Group, Inc.	29,187	113,974
	Dollarama, Inc.	25,498	1,515,075
#	Doman Building Materials Group Ltd.	61,405	249,253
#	Dorel Industries, Inc., Class B	25,818	101,673
	DREAM Unlimited Corp., Class A	31,388	572,534
	Dundee Precious Metals, Inc.	176,518	800,735
	ECN Capital Corp.	187,324	565,128
	E-L Financial Corp. Ltd.	977	631,086
#*	Eldorado Gold Corp.	162,101	905,647
	Element Fleet Management Corp.	333,090	4,437,614
#	Emera, Inc.	1,377	51,033
	Empire Co. Ltd., Class A	48,926	1,256,953
#	Endeavour Mining PLC	146,220	2,600,592
*	Endeavour Silver Corp.	72,822	247,595
#	Enerflex Ltd.	167,733	866,767
#*	Energy Fuels, Inc.	52,949	382,768
	Enerplus Corp.	204,893	3,547,476
	Enghouse Systems Ltd.	24,532	545,436
*	Ensign Energy Services, Inc.	137,467	352,156
*	Enthusiast Gaming Holdings, Inc., Class I	16,282	10,878
#	EQB, Inc.	26,670	945,152
#*	Equinox Gold Corp.	208,472	691,080
#*	ERO Copper Corp.	23,172	263,807
	Evertz Technologies Ltd.	22,556	195,700
#	Exchange Income Corp.	18,890	630,891
#	Exco Technologies Ltd.	20,517	104,366
#	Extendicare, Inc.	52,304	269,131
	Fairfax Financial Holdings Ltd.	12,821	6,296,769
#	Fiera Capital Corp.	60,771	386,747
	Finning International, Inc.	107,909	2,294,655
	Firm Capital Mortgage Investment Corp.	34,100	291,853
#	First Majestic Silver Corp.	58,520	493,324
#*	First Mining Gold Corp.	344,000	51,763
#	First National Financial Corp.	9,600	240,995
	First Quantum Minerals Ltd.	159,431	2,812,146
	FirstService Corp.	8,601	1,075,219
#*	Fission Uranium Corp.	337,775	176,034
#*	Fortuna Silver Mines, Inc.	177,149	492,780
#	Franco-Nevada Corp.	2,826	349,221
#	Freehold Royalties Ltd.	69,242	861,491
*	Frontera Energy Corp.	37,553	314,240
*	Fury Gold Mines Ltd.	16,500	5,874
#*	Galiano Gold, Inc.	123,493	60,734
	Gamehost, Inc.	6,382	36,891
*	GDI Integrated Facility Services, Inc.	10,440	358,792

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Gear Energy Ltd.	163,204	$164,120
	George Weston Ltd.	10,030	1,103,974
#	GFL Environmental, Inc.	6,500	175,435
	Gibson Energy, Inc.	93,400	1,593,974
	Gildan Activewear, Inc.	39,838	1,256,917
	goeasy Ltd.	9,293	753,958
*	GoGold Resources, Inc.	44,852	49,713
#*	GoldMoney, Inc.	37,900	47,015
*	Gran Tierra Energy, Inc.	246,892	340,703
	Great-West Lifeco, Inc.	44,428	1,028,560
	Guardian Capital Group Ltd., Class A	10,833	206,744
*	Headwater Exploration, Inc.	56,239	298,048
*	Heroux-Devtek, Inc.	30,496	281,601
	High Liner Foods, Inc.	21,831	210,242
#	HLS Therapeutics, Inc.	1,200	8,412
	Home Capital Group, Inc.	59,891	1,157,947
	Hudbay Minerals, Inc.	276,709	1,050,087
*	i-80 Gold Corp.	20,530	34,359
	iA Financial Corp., Inc.	83,023	4,620,548
#*	IAMGOLD Corp.	844,956	1,239,462
#	IGM Financial, Inc.	36,688	982,135
*	Imperial Metals Corp.	59,862	106,775
	Imperial Oil Ltd.	31,612	1,722,032
	Information Services Corp.	7,500	128,711
#	Innergex Renewable Energy, Inc.	32,589	358,823
*	InPlay Oil Corp.	8,100	20,096
	Intact Financial Corp.	11,989	1,821,737
*	Interfor Corp.	70,212	1,247,205
*	Invesque, Inc.	5,000	5,600
*	Ivanhoe Mines Ltd., Class A	48,303	335,056
Ω	Jamieson Wellness, Inc.	23,636	578,257
*	Journey Energy, Inc.	17,806	79,074
*	Karora Resources, Inc.	41,221	86,233
	K-Bro Linen, Inc.	5,946	130,499
*	Kelt Exploration Ltd.	164,853	712,726
#	Keyera Corp.	41,683	893,415
*	Kinaxis, Inc.	4,642	495,462
	Kinross Gold Corp.	874,939	3,173,652
*	Knight Therapeutics, Inc.	85,855	349,760
#	KP Tissue, Inc.	7,100	52,845
#	Labrador Iron Ore Royalty Corp.	43,351	898,618
*	Largo, Inc.	5,058	32,068
	Lassonde Industries, Inc., Class A	1,803	155,624
#	Laurentian Bank of Canada	38,117	850,557
	Leon’s Furniture Ltd.	25,080	313,880
#*	Lightspeed Commerce, Inc.	57,931	1,109,958
*††	Lightstream Resources Ltd.	116,588	0
	Linamar Corp.	55,228	2,363,816
	Loblaw Cos. Ltd.	16,693	1,367,659
#*	Lucara Diamond Corp.	322,221	127,720
	Lundin Gold, Inc.	35,883	259,176
	Lundin Mining Corp.	438,316	2,297,190
#*	MAG Silver Corp.	5,040	66,982
	Magellan Aerospace Corp.	14,036	72,635
	Magna International, Inc.	108,663	6,055,736
*	Mainstreet Equity Corp.	1,005	83,028
*	Major Drilling Group International, Inc.	76,787	462,182
*	Mandalay Resources Corp.	2,837	3,561
	Manulife Financial Corp.	186,321	3,083,613

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Maple Leaf Foods, Inc.	64,638	$957,934
	Martinrea International, Inc.	92,113	590,264
#	Maverix Metals, Inc.	36,869	117,612
*	Maxim Power Corp.	1,400	3,525
*	MDA Ltd.	2,600	12,768
	Medical Facilities Corp.	27,782	223,096
*	MEG Energy Corp.	276,554	4,135,064
	Melcor Developments Ltd.	7,353	57,697
#	Methanex Corp.	56,128	1,958,682
#	Metro, Inc.	27,751	1,453,822
	Morguard Corp.	900	73,983
	MTY Food Group, Inc.	13,274	538,056
#	Mullen Group Ltd.	103,128	1,036,314
	National Bank of Canada	57,679	3,927,261
	Neo Performance Materials, Inc.	11,691	91,307
#*	New Gold, Inc.	1,126,007	1,016,617
#*	New Pacific Metals Corp.	11,294	27,106
#	NFI Group, Inc.	36,478	235,627
	North American Construction Group Ltd.	30,957	385,684
#	North West Co., Inc.	48,708	1,267,441
	Northland Power, Inc.	60,501	1,760,384
	Nutrien Ltd.	40,886	3,454,890
*	NuVista Energy Ltd.	168,014	1,666,142
*	Obsidian Energy Ltd.	28,898	263,447
*	OceanaGold Corp.	676,723	983,530
	Onex Corp.	54,948	2,765,651
	Open Text Corp.	31,099	900,498
*††	Orbite Technologies, Inc.	121,500	0
#*	Organigram Holdings, Inc.	166,500	169,860
	Osisko Gold Royalties Ltd.	153,135	1,643,908
*	Osisko Mining, Inc.	221,763	462,295
#	Pan American Silver Corp.	112,244	1,793,590
#	Paramount Resources Ltd., Class A	70,661	1,496,877
	Parex Resources, Inc.	161,830	2,468,402
	Park Lawn Corp.	30,543	474,169
	Parkland Corp.	83,241	1,682,723
	Pason Systems, Inc.	44,420	471,800
*	Patriot One Technologies, Inc.	141,605	60,286
	Pembina Pipeline Corp.	52,519	1,733,663
*	Perpetua Resources Corp.	6,110	14,358
*	Petrus Resources Ltd.	6,400	13,717
#	Peyto Exploration & Development Corp.	167,519	1,564,093
	PHX Energy Services Corp.	41,391	254,298
*	Pipestone Energy Corp.	17,100	51,588
	Pizza Pizza Royalty Corp.	23,135	214,988
	Polaris Renewable Energy, Inc.	19,845	241,808
#	Pollard Banknote Ltd.	2,900	35,570
#	PrairieSky Royalty Ltd.	178,306	2,769,446
*	Precision Drilling Corp.	10,919	805,799
#	Premium Brands Holdings Corp.	9,287	547,874
	Primo Water Corp.	124,309	1,813,244
#	Quarterhill, Inc.	105,924	129,844
	Quebecor, Inc., Class B	32,000	603,193
#*	Questerre Energy Corp., Class A	62,560	10,562
#*	Real Matters, Inc.	18,223	61,798
*	Recipe Unlimited Corp.	2,510	38,175
	Restaurant Brands International, Inc.	27,026	1,604,804
*	RF Capital Group, Inc.	2,704	28,583
	Richelieu Hardware Ltd.	27,580	740,339

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Ritchie Bros Auctioneers, Inc.	14,768	$964,791
	Rogers Communications, Inc.,Class B	47,491	1,977,152
	Rogers Sugar, Inc.	86,462	380,157
#	Royal Bank of Canada	93,859	8,682,479
#	Russel Metals, Inc.	62,695	1,298,677
*	Sabina Gold & Silver Corp.	273,861	223,133
#	Sandstorm Gold Ltd.	96,612	476,974
*	Sangoma Technologies Corp.	1,500	8,467
	Saputo, Inc.	87,660	2,133,670
#	Savaria Corp.	24,400	232,833
*	Seabridge Gold, Inc.	33,065	353,649
	Secure Energy Services, Inc.	217,935	1,143,784
	Shaw Communications, Inc.,Class B	90,624	2,328,098
*	ShawCor Ltd.	67,474	492,305
#	Sienna Senior Living, Inc.	59,711	514,996
*	Sierra Wireless, Inc.	15,993	474,898
Ω	Sleep Country Canada Holdings, Inc.	32,571	536,016
#	SNC-Lavalin Group, Inc.	136,659	2,366,342
*	SNDL, Inc.	23,678	58,248
	Softchoice Corp.	765	9,810
*††	Southern Pacific Resource Corp.	135,301	0
Ω	Spin Master Corp.	18,447	570,058
	Sprott, Inc.	7,886	282,873
#	SSR Mining, Inc.	207,191	2,854,721
	Stantec, Inc.	29,733	1,454,775
	Stelco Holdings, Inc.	32,544	819,602
#	Stella-Jones, Inc.	50,198	1,511,817
*Ω	STEP Energy Services Ltd.	11,760	54,469
	Sun Life Financial, Inc.	130,490	5,539,300
	Suncor Energy, Inc.	284,850	9,796,253
#*	SunOpta, Inc.	50,484	567,224
#	Superior Plus Corp.	54,632	415,449
	Supremex, Inc.	17,058	58,598
	Surge Energy, Inc.	27,356	205,415
	Sylogist Ltd.	5,900	25,118
	Tamarack Valley Energy Ltd.	255,189	983,405
#*	Taseko Mines Ltd.	265,067	296,520
	TC Energy Corp.	35,774	1,571,208
	Teck Resources Ltd., Class A	1,000	32,114
#	Teck Resources Ltd.,Class B	315,980	9,618,432
	TELUS Corp.	21,200	442,720
	TELUS Corp.	8,604	179,670
	TFI International, Inc.	17,271	1,572,127
	Thomson Reuters Corp.	3,524	374,788
	Tidewater Midstream & Infrastructure Ltd.	165,800	139,957
#	Timbercreek Financial Corp.	73,896	417,118
	TMX Group Ltd.	11,761	1,130,734
*	Torex Gold Resources, Inc.	75,710	515,721
	Toromont Industries Ltd.	19,641	1,509,460
	Toronto-Dominion Bank	97,009	6,208,150
	Total Energy Services, Inc.	38,348	220,684
#*	Touchstone Exploration, Inc.	34,400	29,291
	Tourmaline Oil Corp.	187,536	10,566,494
	TransAlta Corp.	133,691	1,179,155
	TransAlta Corp.	113,207	997,162
#	TransAlta Renewables, Inc.	23,543	252,823
#	Transcontinental, Inc., Class A	72,771	830,616
	Tree Island Steel Ltd.	3,300	8,333
*	Trevali Mining Corp.	33,236	5,001

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Trican Well Service Ltd.	188,619	$501,194
#	Tricon Residential, Inc.	45,528	383,647
	Triple Flag Precious Metals Corp.	3,400	38,084
*	Trisura Group Ltd.	16,800	488,703
#*	Turquoise Hill Resources Ltd.	88,230	2,481,953
*	Uni-Select, Inc.	27,800	753,999
	Vermilion Energy, Inc.	116,592	2,717,905
	VersaBank	3,600	24,549
*	Victoria Gold Corp.	11,886	59,938
*	Viemed Healthcare, Inc.	23,412	153,349
*	Village Farms International, Inc.	1,355	2,927
	Wajax Corp.	20,712	280,346
	Waste Connections, Inc.	1,884	248,518
	Waterloo Brewing Ltd.	3,400	9,671
#*	Wesdome Gold Mines Ltd.	89,978	539,597
	West Fraser Timber Co. Ltd.	75,159	5,642,834
#	Western Forest Products, Inc.	287,084	259,194
#	Westshore Terminals Investment Corp.	42,443	759,229
#	Wheaton Precious Metals Corp.	13,400	438,046
#	Whitecap Resources, Inc.	474,634	3,679,037
#*	WildBrain Ltd.	43,011	65,352
	Winpak Ltd.	15,056	458,858
	WSP Global, Inc.	11,085	1,362,405
	Yamana Gold, Inc.	843,203	3,700,668
#*	Yangarra Resources Ltd.	29,500	64,528
#	Yellow Pages Ltd.	19,713	195,632

TOTAL CANADA			357,226,328

CHINA — (0.1%)
Ω	BOC Aviation Ltd.	107,200	717,375
	BOE Varitronix Ltd.	130,000	192,768
	China Gold International Resources Corp. Ltd.	243,398	562,780
	Fountain SET Holdings Ltd.	1,240,000	118,451
	GDH Guangnan Holdings Ltd.	154,000	10,798
*	Goodbaby International Holdings Ltd.	1,077,000	68,686
*††	Hanfeng Evergreen, Inc.	5,700	0
*	Neo-Neon Holdings Ltd.	613,000	34,743
	Orient Overseas International Ltd.	20,000	292,263

TOTAL CHINA			1,997,864

DENMARK — (2.2%)
*	ALK-Abello AS	67,800	1,120,996
	Alm Brand AS	707,360	966,693
	AP Moller - Maersk AS, Class A	327	654,224
	AP Moller - Maersk AS, Class B	401	837,758
#*	Bang & Olufsen AS	69,915	81,305
#	BankNordik P/F	3,257	51,877
*	Bavarian Nordic AS	62,931	2,002,481
*	Brodrene Hartmann AS	2,387	72,830
	Carlsberg AS, Class B	26,891	3,166,297
#	cBrain AS	1,135	24,830
	Chemometec AS	4,606	434,164
	Chr Hansen Holding AS	43,250	2,402,149
	Coloplast AS, Class B	7,805	870,025
	Columbus AS	64,216	58,776
	D/S Norden AS	35,416	1,832,956
	Danske Bank AS	174,629	2,816,938
#*	Demant AS	34,650	946,196

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Dfds AS	29,846	$905,736
	DSV AS	15,275	2,064,033
#	FLSmidth & Co. AS	42,403	980,073
	Fluegger Group AS	275	16,438
*	Genmab AS	4,233	1,630,584
#	GN Store Nord AS	58,432	1,241,757
	H Lundbeck AS	236,642	885,440
*	H+H International AS, Class B	22,582	348,295
*	Harboes Bryggeri AS, Class B	1,400	12,864
*	ISS AS	145,073	2,664,270
	Jeudan AS	1,369	48,495
*	Jyske Bank AS	61,980	3,345,008
	Matas AS	30,680	293,639
#*	MT Hoejgaard Holding AS	904	17,028
*Ω	Netcompany Group AS	13,785	472,612
*	Nilfisk Holding AS	20,666	384,468
*	NKT AS	41,329	2,062,614
*Ω	NNIT AS	4,632	33,583
	North Media AS	7,929	67,899
	Novo Nordisk AS, Class B	47,591	5,174,629
	Novozymes AS, Class B	17,618	924,779
*	NTG Nordic Transport Group AS, Class A	9,713	315,054
	Pandora AS	45,292	2,382,517
*	Parken Sport & Entertainment AS	3,780	36,992
	Per Aarsleff Holding AS	17,531	489,639
	Ringkjoebing Landbobank AS	29,794	3,240,475
	Rockwool AS, Class B	5,734	1,141,949
	ROCKWOOL AS, Class A	2,523	497,552
	Royal Unibrew AS	36,734	2,098,400
#*	RTX AS	10,840	182,726
Ω	Scandinavian Tobacco Group AS, Class A	63,134	1,057,536
	Schouw & Co. AS	12,762	809,687
	SimCorp AS	26,884	1,605,262
	Solar AS, Class B	5,383	405,951
	SP Group AS	3,777	127,498
	Spar Nord Bank AS	91,682	1,110,062
	Sparekassen Sjaelland-Fyn AS	7,694	176,636
	Sydbank AS	42,354	1,289,694
#	TCM Group AS	3,262	30,860
*	Tivoli AS	881	91,211
	Topdanmark AS	35,575	1,641,897
	TORM PLC, Class A	30,726	822,139
	Tryg AS	73,614	1,592,214
	UIE PLC	13,280	326,165
	Vestas Wind Systems AS	64,469	1,270,920
#*	Zealand Pharma AS	26,444	681,072

TOTAL DENMARK			65,338,847

FINLAND — (1.5%)
	Aktia Bank Oyj	47,921	476,425
#	Alandsbanken Abp, Class B	1,791	56,627
	Alma Media Oyj	15,120	125,270
	Anora Group Oyj	9,637	66,830
	Apetit Oyj	2,895	29,167
	Aspo Oyj	15,585	123,224
#	Atria Oyj	12,295	114,703
#	Bittium Oyj	11,330	42,990
	Cargotec Oyj, Class B	34,630	1,302,421
	Caverion Oyj	47,656	211,786

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
#	Citycon Oyj	19,538	$121,728
	Digia Oyj	6,411	37,692
	Elisa Oyj	32,280	1,559,973
#Ω	Enento Group Oyj	5,136	106,650
#	Enersense International Oyj	4,537	26,871
	eQ Oyj	2,449	50,105
*	Evli Oyj, Class B	1,283	20,035
#	Fellow Bank PLC	1,283	20,010
#*	Finnair Oyj	179,457	75,987
	Fiskars Oyj Abp	37,019	533,206
	Fortum Oyj	53,228	749,146
*	F-Secure Oyj	41,859	118,378
	Gofore Oyj	471	10,517
#	Harvia Oyj	3,467	49,185
#	HKScan Oyj, Class A	43,929	41,289
#	Huhtamaki Oyj	53,093	1,908,129
	Ilkka Oyj	7,050	25,172
#	Kamux Corp.	7,881	38,116
	Kemira Oyj	109,715	1,448,718
	Kesko Oyj, Class A	23,472	451,380
	Kesko Oyj, Class B	82,366	1,602,896
	Kojamo Oyj	21,751	283,081
	Kone Oyj, Class B	31,808	1,302,404
	Konecranes Oyj	46,376	1,166,840
#	Lassila & Tikanoja Oyj	29,795	292,640
	Marimekko Oyj	9,280	83,792
	Metsa Board Oyj, Class B	110,928	834,447
	Metso Outotec Oyj	166,958	1,267,060
	Musti Group Oyj	8,871	166,660
	Neste Oyj	3,270	143,319
	Nokia Oyj	617,018	2,739,573
	Nokian Renkaat Oyj	68,694	774,650
	Nordea Bank Abp	312,611	2,986,641
	Olvi Oyj, Class A	9,640	297,824
	Oma Saastopankki Oyj	1,158	22,766
	Oriola Oyj, Class B	109,357	198,374
	Orion Oyj, Class A	11,860	543,841
	Orion Oyj, Class B	43,498	2,001,700
#	Outokumpu Oyj	312,609	1,254,615
	Pihlajalinna Oyj	13,078	120,748
#	Ponsse Oyj	7,483	185,925
#*	QT Group Oyj	3,512	149,999
	Raisio Oyj, Class V	72,424	140,184
	Rapala VMC Oyj	2,750	11,648
	Revenio Group Oyj	11,265	418,990
#Ω	Rovio Entertainment Oyj	16,079	91,648
	Sampo Oyj, Class A	56,935	2,603,509
	Sanoma Oyj	52,546	615,126
#*	SRV Group Oyj	3,061	12,114
	Stora Enso Oyj, Class R	184,349	2,403,691
#	Suominen Oyj	6,463	17,788
	Taaleri Oyj	7,765	73,510
Ω	Terveystalo Oyj	70,958	438,866
	TietoEVRY Oyj	67,605	1,611,650
	Tokmanni Group Corp.	41,662	503,741
	UPM-Kymmene Oyj	80,963	2,721,769
	Uponor Oyj	52,312	694,831
	Vaisala Oyj, Class A	9,648	375,554
	Valmet Oyj	108,547	2,468,709

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Wartsila OYJ Abp	102,807	$700,863
*	WithSecure Oyj	41,859	67,733
	YIT Oyj	123,780	310,400

TOTAL FINLAND			44,643,849

FRANCE — (7.0%)
	ABC arbitrage	34,142	220,599
*	Accor SA	46,288	1,109,128
#*	Aeroports de Paris	3,213	434,496
	Air Liquide SA	19,537	2,555,707
	AKWEL	9,391	136,455
Ω	ALD SA	19,476	207,791
#	Alstom SA	165,705	3,410,412
	Altamir	17,275	407,849
	Alten SA	13,967	1,631,768
Ω	Amundi SA	25,027	1,180,771
	Arkema SA	51,529	4,077,903
	Assystem SA	5,099	187,007
#*	Atos SE	67,753	661,155
	Aubay	7,481	327,423
	AXA SA, Sponsored ADR	12,088	298,332
	AXA SA	180,809	4,465,056
	Axway Software SA	5,568	86,456
#	Bastide le Confort Medical	2,869	81,635
	Beneteau SA	42,605	472,160
	Bigben Interactive	14,042	105,456
	BioMerieux	7,736	684,470
	BNP Paribas SA	106,510	4,994,667
	Boiron SA	3,024	138,053
	Bollore SE	197,548	988,042
#	Bonduelle SCA	14,453	167,944
*††	Bourbon Corp	9,346	0
	Bouygues SA	199,685	5,697,242
	Bureau Veritas SA	43,765	1,082,758
	Burelle SA	25	10,523
	Capgemini SE	8,067	1,322,106
#	Carrefour SA	319,239	5,138,295
#*	Casino Guichard Perrachon SA	34,093	327,920
#	Catana Group	21,782	108,012
	Catering International Services	212	1,972
	Cegedim SA	8,220	127,421
*	CGG SA	735,285	624,608
#	Chargeurs SA	22,076	291,807
	Cie de Saint-Gobain	139,932	5,720,550
*	Cie des Alpes	19,762	243,583
	Cie Generale des Etablissements Michelin SCA	337,352	8,597,095
	Cie Plastic Omnium SA	36,469	511,003
*	Coface SA	103,870	1,156,296
	Credit Agricole SA	168,398	1,527,986
	Danone SA	25,570	1,270,816
	Dassault Aviation SA	4,868	722,987
	Derichebourg SA	110,840	484,003
	Edenred	21,567	1,105,657
	Eiffage SA	47,100	4,258,865
#*	Ekinops SAS	2,213	15,240
	Electricite de France SA	32,297	381,426
	Electricite de Strasbourg SA	88	8,171
#*Ω	Elior Group SA	111,917	248,431
	Elis SA	183,316	2,099,317

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Engie SA	420,294	$5,461,028
	Equasens	1,780	124,997
	Eramet SA	8,814	577,419
	EssilorLuxottica SA	9,172	1,450,351
#*	Esso SA Francaise	1,610	86,319
	Etablissements Maurel et Prom SA	71,160	319,850
	Eurazeo SE	28,024	1,599,202
*	Euroapi SA	2,044	35,768
	Eurofins Scientific SE	26,810	1,716,236
Ω	Euronext NV	32,196	2,043,443
#	Eutelsat Communications SA	129,425	1,299,187
	Exel Industries, Class A	805	31,664
*	Faurecia SE	39,831	594,639
#	Fnac Darty SA	14,929	460,838
	Gaztransport Et Technigaz SA	12,868	1,497,044
*	Genfit	18,891	75,204
	Getlink SE	36,927	584,351
*	GL Events	9,119	141,816
	Groupe Crit	2,385	138,759
*	Groupe Gorge SA	4,054	79,498
	Groupe SFPI	15,420	33,384
	Guerbet	4,777	81,900
#	Guillemot Corp.	1,695	19,686
	HEXAOM	2,581	49,222
*	ID Logistics Group	1,676	450,278
	Imerys SA	31,718	1,298,272
	Infotel SA	2,281	114,059
#*	Innate Pharma SA	13,430	28,075
	Interparfums SA	703	33,891
	Ipsen SA	16,479	1,693,511
	IPSOS	41,736	2,020,323
	Jacquet Metals SACA	10,777	167,618
*	JCDecaux SE	57,501	725,970
#	Kaufman & Broad SA	11,991	291,365
	Kering SA	2,485	1,138,033
	Korian SA	65,572	619,578
Ω	La Francaise des Jeux SAEM	10,584	344,917
	Laurent-Perrier	1,590	154,948
	Lectra	23,840	762,827
	Legrand SA	18,741	1,428,151
	Linedata Services	4,129	191,779
	LISI	17,244	340,541
#	LNA Sante SA	5,697	166,078
	L’Oreal SA	4,779	1,500,626
*	Lumibird	654	10,784
	LVMH Moet Hennessy Louis Vuitton SE	2,596	1,638,062
#Ω	Maisons du Monde SA	20,852	204,398
	Manitou BF SA	9,491	193,667
	Manutan International	1,396	139,986
	Mersen SA	17,903	579,251
	Metropole Television SA	23,214	240,091
#*	Nacon SA	10,233	25,730
	Nexans SA	34,084	3,182,715
	Nexity SA	33,186	664,724
#*	Nicox	10,169	17,788
	NRJ Group	16,447	105,946
	Oeneo SA	17,064	236,107
#*	Onxeo SA	5,700	953
	Orange SA	1,286,762	12,260,155

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#*	Orpea SA	23,178	$187,971
	Pernod Ricard SA	5,433	953,552
#	Plastiques Du Val De Loire	4,998	16,804
*	Prodways Group SA	1,893	6,935
	Publicis Groupe SA	36,474	2,042,704
	Quadient SA	34,065	479,270
#*††	Recylex SA	4,720	1,616
#	Remy Cointreau SA	2,646	404,674
*	Renault SA	93,993	2,893,970
	Rexel SA	244,826	4,368,992
	Robertet SA	273	227,473
	Rothschild & Co.	31,792	1,127,464
	Rubis SCA	20,778	471,855
	Safran SA	2,590	288,448
	Samse SA	244	41,098
	Sanofi	47,014	4,045,921
	Sartorius Stedim Biotech	1,805	572,797
	Savencia SA	5,773	320,020
	Schneider Electric SE	14,350	1,814,016
	SCOR SE	122,465	1,841,644
	SEB SA	14,102	918,062
	Seche Environnement SA	4,299	364,981
	SES SA	349,296	2,477,538
*Ω	SMCP SA	22,236	139,774
	Societe BIC SA	15,197	872,401
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	536	44,776
	Societe Generale SA	196,067	4,497,193
	Societe LDC SA	540	49,848
	Societe pour I’Informatique Industrielle	7,168	332,030
	Sodexo SA	21,632	1,916,212
*	SOITEC	5,050	646,593
#*	Solocal Group	32,742	21,989
	Somfy SA	3,975	423,430
	Sopra Steria Group SACA	15,760	2,086,098
	SPIE SA	90,996	2,128,718
	Stef SA	3,236	257,807
	STMicroelectronics NV	33,324	1,036,174
	Sword Group	9,760	367,771
	Synergie SE	6,994	188,993
*	Technicolor Creative Studios SA	68,758	107,157
	Technip Energies NV	109,596	1,414,748
	Teleperformance	8,764	2,348,137
#	Television Francaise 1	37,945	240,877
	Thales SA	13,980	1,777,975
	Thermador Groupe	4,498	374,183
#	Tikehau Capital SCA	16,729	406,435
	Totalenergies EP Gabon	636	103,055
	TotalEnergies SE	378,407	20,643,370
	Trigano SA	7,260	743,114
*	Ubisoft Entertainment SA	50,467	1,384,608
	Union Financiere de France BQE SA	2,287	29,603
	Valeo	220,329	3,629,474
*	Vallourec SA	96,935	1,031,358
*	Vantiva SA	68,758	51,171
Ω	Verallia SA	37,771	1,070,237
	Vetoquinol SA	2,629	218,425
	Vicat SA	15,104	346,233
	VIEL & Cie SA	15,605	89,425
	Vilmorin & Cie SA	8,065	357,370

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Vinci SA	36,490	$3,358,428
	Virbac SA	1,812	444,028
	Vivendi SE	138,870	1,136,651
	Vranken-Pommery Monopole SA	1,534	24,110
	Wavestone	8,634	372,012
*Ω	Worldline SA	71,548	3,122,817
*Ω	X-Fab Silicon Foundries SE	51,294	265,548
*	Xilam Animation SA	361	10,890

TOTAL FRANCE			209,566,878

GERMANY — (5.8%)
	1&1 AG	42,373	558,213
	7C Solarparken AG	42,028	182,718
*	Aareal Bank AG	59,491	1,881,247
	Adesso SE	1,516	150,094
	Adidas AG	6,058	591,352
	AIXTRON SE	11,596	284,956
	All for One Group SE	2,007	78,767
	Allgeier SE	3,364	97,325
	Allianz SE	36,707	6,603,752
	Allianz SE, Sponsored ADR	8,379	150,571
	Amadeus Fire AG	2,505	252,822
	Aroundtown SA	57,819	114,612
	Atoss Software AG	1,945	236,811
Ω	Aumann AG	4,058	49,058
	Aurubis AG	38,286	2,415,856
*Ω	Auto1 Group SE	3,914	26,324
	BASF SE	137,484	6,168,995
	Basler AG	6,858	186,158
*	Bauer AG	8,828	57,585
	Bayer AG	62,942	3,309,555
	Bayerische Motoren Werke AG	40,913	3,211,338
	BayWa AG	15,030	678,209
	Bechtle AG	29,022	1,002,610
Ω	Befesa SA	15,852	550,577
	Beiersdorf AG	5,965	572,611
	Bertrandt AG	4,653	138,572
*	Bijou Brigitte AG	2,483	85,342
#	Bilfinger SE	29,414	818,264
#*	Borussia Dortmund GmbH & Co. KGaA	73,370	271,241
	Brenntag SE	39,371	2,388,886
	CANCOM SE	15,325	378,710
	Carl Zeiss Meditec AG	2,019	244,386
#	CECONOMY AG	173,333	282,083
	CENIT AG	3,984	52,000
	Cewe Stiftung & Co. KGAA	4,963	388,760
*	Commerzbank AG	955,930	7,637,592
	CompuGroup Medical SE & Co. KgaA	13,210	417,357
	Continental AG	66,580	3,448,555
Ω	Covestro AG	160,868	5,460,827
	CropEnergies AG	27,276	434,696
*	CTS Eventim AG & Co. KGaA	20,772	991,582
*	Daimler Truck Holding AG	113,091	3,016,428
#*Ω	Delivery Hero SE	6,376	209,827
	Dermapharm Holding SE	7,158	272,150
	Deutsche Bank AG	408,778	3,915,182
	Deutsche Beteiligungs AG	13,957	353,691
	Deutsche Boerse AG	12,337	2,006,238
*	Deutsche Lufthansa AG	298,697	2,042,193

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
Ω	Deutsche Pfandbriefbank AG	132,842	$989,424
	Deutsche Post AG	39,403	1,392,888
	Deutsche Telekom AG, Sponsored ADR	6,767	128,235
	Deutsche Telekom AG	251,962	4,755,905
	Deutsche Wohnen SE	1,876	37,839
	Deutz AG	122,574	462,766
	DIC Asset AG	15,876	109,443
	DMG Mori AG	2,608	106,184
#	Dr Hoenle AG	2,767	42,684
	Draegerwerk AG & Co. KGaA	2,439	88,056
	Duerr AG	32,190	850,869
Ω	DWS Group GmbH & Co. KGaA	11,174	302,104
	E.ON SE	393,525	3,295,372
	Eckert & Ziegler Strahlen- und Medizintechnik AG	11,832	467,763
	EDAG Engineering Group AG	6,901	69,607
	Elmos Semiconductor SE	7,448	340,464
	ElringKlinger AG	26,663	190,847
	Encavis AG	31,634	588,953
	Energiekontor AG	3,525	313,011
	Evonik Industries AG	130,819	2,409,910
	Fabasoft AG	1,817	32,267
	Fielmann AG	9,854	313,914
#*	flatexDEGIRO AG	16,612	145,190
#*	Fraport AG Frankfurt Airport Services Worldwide	26,702	1,028,725
	Freenet AG	114,320	2,247,094
	Fresenius Medical Care AG & Co. KGaA	56,859	1,572,753
	Fresenius SE & Co. KGaA	128,494	2,957,050
	Fuchs Petrolub SE	12,090	291,495
	GEA Group AG	20,167	704,926
	Gerresheimer AG	30,386	1,740,772
	Gesco AG	7,358	183,125
	GFT Technologies SE	23,807	776,162
*	GK Software SE	742	89,444
*	Global Fashion Group SA	11,779	19,837
	Grand City Properties SA	16,714	162,587
#	GRENKE AG	15,089	307,737
*	H&R GmbH & Co. KGaA	9,526	61,772
	Hamburger Hafen und Logistik AG	23,992	281,004
	Hannover Rueck SE	3,802	618,677
#Ω	Hapag-Lloyd AG	2,785	502,239
	Hawesko Holding AG	1,608	63,082
#	HeidelbergCement AG	96,193	4,423,606
#*	Heidelberger Druckmaschinen AG	179,426	247,659
#*	HelloFresh SE	6,368	127,291
	Henkel AG & Co. KGaA	6,468	379,705
	Hensoldt AG	13,777	323,689
*	Highlight Communications AG	13,766	53,188
	Hochtief AG	6,983	370,964
	Hornbach Holding AG & Co. KGaA	9,349	637,279
	Hugo Boss AG	28,027	1,290,849
*	Hypoport SE	1,475	144,071
	Indus Holding AG	19,317	381,187
	Infineon Technologies AG, ADR	25,149	611,624
Ω	Instone Real Estate Group SE	36,036	262,293
	IVU Traffic Technologies AG	4,853	67,846
#	Jenoptik AG	37,872	830,271
Ω	JOST Werke AG	12,719	542,782
	K&S AG	208,932	4,613,007
#	KION Group AG	45,458	1,007,817

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#	Kloeckner & Co. SE	85,873	$673,001
	Knaus Tabbert AG	714	19,467
	Knorr-Bremse AG	8,852	398,524
*	Koenig & Bauer AG	8,134	102,023
#	Kontron AG	34,555	500,130
	Krones AG	10,248	949,102
	KSB SE & Co. KGaA	83	32,802
	KWS Saat SE & Co. KGaA	7,097	412,019
	Lanxess AG	64,406	2,178,067
	LEG Immobilien SE	4,955	323,488
	Leifheit AG	5,800	82,346
#*	Leoni AG	22,566	158,826
*	LPKF Laser & Electronics AG	1,652	15,961
*	Manz AG	1,585	41,510
*	Medios AG	2,300	42,454
	Mercedes-Benz Group AG	126,187	7,303,899
	Merck KGaA	2,361	384,760
*	METRO AG	174,066	1,327,842
	MLP SE	66,421	308,462
	MTU Aero Engines AG	3,436	614,900
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,671	2,552,909
	Mutares SE & Co. KGaA	2,597	45,649
#*	Nagarro SE	4,431	440,809
	Nemetschek SE	12,569	599,252
	New Work SE	1,591	199,327
	Nexus AG	7,174	384,743
#*	Nordex SE	49,306	459,638
	Norma Group SE	29,691	470,681
	OHB SE	5,091	142,819
	PATRIZIA SE	25,462	186,878
	Pfeiffer Vacuum Technology AG	5,271	744,631
	PNE AG	60,101	1,143,839
	Progress-Werk Oberkirch AG	1,001	24,523
	ProSiebenSat.1 Media SE	75,535	513,306
	PSI Software AG	5,104	116,663
	Puma SE	14,585	644,816
*	PVA TePla AG	8,646	144,870
*	q.beyond AG	80,281	66,390
*	QIAGEN NV	33,395	1,453,788
*	R Stahl AG	1,041	14,496
#	Rational AG	640	360,768
	Rheinmetall AG	12,054	1,959,397
	RTL Group SA	18,510	628,339
	RWE AG	77,530	2,984,528
	SAF-Holland SE	43,110	319,139
	Salzgitter AG	27,215	608,216
	SAP SE.	14,288	1,375,259
Ω	Scout24 SE	26,297	1,347,589
	Secunet Security Networks AG	753	165,176
#*	SGL Carbon SE	40,104	284,451
	Siemens AG	15,984	1,745,596
#*	Siemens Energy AG	235,031	2,739,901
Ω	Siemens Healthineers AG	3,067	140,507
	Siltronic AG	12,061	750,049
	Sixt SE	8,143	763,761
#*	SMA Solar Technology AG	6,053	292,846
*	SNP Schneider-Neureither & Partner SE	819	12,258
	Software AG	32,643	714,130
	Stabilus SE	18,893	1,036,467

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	STRATEC SE	4,290	$359,624
	Stroeer SE & Co. KGaA	12,819	522,617
	Suedzucker AG	65,056	829,068
#	SUESS MicroTec SE	12,660	143,121
	Surteco Group SE	8,145	153,713
	Symrise AG	8,044	821,071
#	Synlab AG	6,548	84,312
	Syzygy AG	896	4,052
#	TAG Immobilien AG	32,103	201,055
#	Takkt AG	33,697	436,412
*	Talanx AG	32,043	1,203,354
*Ω	TeamViewer AG	49,205	472,515
	Technotrans SE	4,887	122,945
	Telefonica Deutschland Holding AG	914,104	1,991,740
*	thyssenkrupp AG	409,830	2,157,316
	Traffic Systems SE	3,426	61,237
	United Internet AG	68,556	1,281,522
#*	va-Q-tec AG	1,984	25,465
#	Varta AG	5,344	143,212
	VERBIO Vereinigte BioEnergie AG	17,548	1,382,311
*	Vitesco Technologies Group AG, Class A	20,586	1,101,506
	Volkswagen AG	5,130	876,880
#	Vossloh AG	7,264	260,668
	Wacker Chemie AG	8,251	960,626
	Wacker Neuson SE	30,516	481,100
	Washtec AG	6,761	253,917
#*	Westwing Group SE	2,817	19,136
	Wuestenrot & Wuerttembergische AG	20,398	287,787
#*Ω	Zalando SE	4,528	104,362
	Zeal Network SE	8,173	206,353

TOTAL GERMANY			173,420,966

HONG KONG — (1.8%)
*	Aceso Life Science Group Ltd.	1,631,933	19,062
	Aeon Credit Service Asia Co. Ltd.	38,000	22,227
	AIA Group Ltd.	448,200	3,395,021
#*	Aidigong Maternal & Child Health Ltd.	1,608,000	80,857
	Allied Group Ltd.	236,000	51,127
	Analogue Holdings Ltd.	278,000	39,338
	APAC Resources Ltd.	208,425	27,018
*	Apollo Future Mobility Group Ltd.	1,420,000	37,981
	Asia Financial Holdings Ltd.	136,000	52,163
*	Asia Standard International Group Ltd.	322,000	15,576
	Asiasec Properties Ltd.	49,000	1,277
	ASMPT Ltd.	252,200	1,387,227
	Associated International Hotels Ltd.	10,000	12,648
	Bank of East Asia Ltd.	770,775	738,700
	BOC Hong Kong Holdings Ltd.	311,500	967,926
	BOCOM International Holdings Co. Ltd.	519,000	26,146
	Bright Smart Securities & Commodities Group Ltd.	386,000	54,098
††	Brightoil Petroleum Holdings Ltd.	1,027,000	36,804
Ω	Budweiser Brewing Co. APAC Ltd.	14,200	29,887
††	Burwill Holdings Ltd.	2,638,000	4,470
	Cafe de Coral Holdings Ltd.	292,000	340,775
#*	Cathay Pacific Airways Ltd.	1,177,000	1,067,337
#*	Central Holding Group Co. Ltd.	31,000	70,914
*	Century City International Holdings Ltd.	520,000	18,247
	Chen Hsong Holdings	162,000	32,008
	Cheuk Nang Holdings Ltd.	24,781	6,734

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Chevalier International Holdings Ltd.	30,055	$25,953
*	China Baoli Technologies Holdings Ltd.	32,500	302
*	China Best Group Holding Ltd.	291,000	21,131
*	China Energy Development Holdings Ltd.	4,676,000	76,288
#*	China Star Entertainment Ltd.	1,612,000	151,969
*	China Strategic Holdings Ltd.	6,810,000	20,016
#*	Chinese Estates Holdings Ltd.	359,500	65,054
	Chinney Investments Ltd.	112,000	15,486
	Chow Sang Sang Holdings International Ltd.	358,000	330,167
	Chow Tai Fook Jewellery Group Ltd.	254,000	434,867
	Chuang’s China Investments Ltd.	1,080,000	33,417
	Chuang’s Consortium International Ltd.	638,925	61,377
	CITIC Telecom International Holdings Ltd.	1,924,000	568,649
	CK Asset Holdings Ltd.	322,152	1,781,039
	CK Hutchison Holdings Ltd.	303,960	1,513,061
	CK Infrastructure Holdings Ltd.	98,500	467,946
#	CK Life Sciences International Holdings, Inc.	672,000	50,476
	CMBC Capital Holdings Ltd.	22,250	4,367
*	C-Mer Eye Care Holdings Ltd.	162,000	67,124
	CNT Group Ltd.	518,000	23,434
#††	Convoy, Inc.	5,166,000	20,599
*	Cowell e Holdings, Inc.	241,000	294,876
Ω	Crystal International Group Ltd.	378,500	96,508
	CSI Properties Ltd.	3,691,515	55,114
*††	CW Group Holdings Ltd.	443,000	0
	Dah Sing Banking Group Ltd.	350,995	209,285
	Dah Sing Financial Holdings Ltd.	197,466	390,746
	Dickson Concepts International Ltd.	83,500	34,535
	Dynamic Holdings Ltd.	2,000	1,653
	Eagle Nice International Holdings Ltd.	242,000	137,477
	EC Healthcare	327,000	168,678
††	EcoGreen International Group Ltd.	234,000	42,480
*	Elegance Optical International Holdings Ltd.	400,000	24,194
*	Emperor Capital Group Ltd.	3,231,000	17,304
	Emperor Entertainment Hotel Ltd.	480,000	26,878
	Emperor International Holdings Ltd.	515,750	32,888
	Emperor Watch & Jewellery Ltd.	1,020,000	14,822
*	ENM Holdings Ltd.	992,000	44,854
*	Esprit Holdings Ltd.	1,735,548	134,726
#Ω	ESR Group Ltd.	81,600	139,157
*	Eternity Investment Ltd.	1,730,000	35,100
	EuroEyes International Eye Clinic Ltd., Class C	44,000	24,498
#	Fairwood Holdings Ltd.	67,000	77,144
	Far East Consortium International Ltd.	2,081,832	469,130
	First Pacific Co. Ltd.	1,977,200	523,573
*Ω	FIT Hon Teng Ltd.	1,071,000	125,352
#*Ω	Fosun Tourism Group	43,200	37,738
*Ω	Frontage Holdings Corp.	288,000	64,906
	FSE Lifestyle Services Ltd.	75,000	43,097
*	Fullwealth International Group Holdings Ltd.	48,000	11,305
	Galaxy Entertainment Group Ltd.	43,000	196,452
*††	Genting Hong Kong Ltd.	436,000	8,643
	Get Nice Financial Group Ltd.	152,150	13,389
	Giordano International Ltd.	1,262,000	209,109
	Glorious Sun Enterprises Ltd.	447,000	38,143
*	Gold Fin Holdings	204,000	0
	Golden Resources Development International Ltd.	90,000	5,102
	Goodresources	2,080,000	4,213
*	GR Properties Ltd.	668,000	85,014

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#	Great Eagle Holdings Ltd.	215,003	$394,292
*	Greentech Technology International Ltd.	564,000	33,795
	G-Resources Group Ltd.	498,930	126,186
	Guoco Group Ltd.	18,000	158,098
	Guotai Junan International Holdings Ltd.	2,197,000	156,565
#*	Haitong International Securities Group Ltd.	2,053,565	149,039
	Hang Lung Group Ltd.	620,000	804,195
	Hang Lung Properties Ltd.	925,000	1,163,616
	Hang Seng Bank Ltd.	42,300	595,490
	Hanison Construction Holdings Ltd.	381,459	47,649
*	Hans Energy Co. Ltd.	688,000	9,534
*	Harbour Centre Development Ltd.	53,000	42,894
	Henderson Land Development Co. Ltd.	251,575	615,921
	HK Electric Investments & HK Electric Investments Ltd.	182,788	116,219
	HKBN Ltd.	679,500	458,931
	HKR International Ltd.	717,188	179,987
	HKT Trust & HKT Ltd.	1,296,970	1,466,800
	Hon Kwok Land Investment Co. Ltd.	110,000	26,429
	Hong Kong & China Gas Co. Ltd.	545,735	420,636
*	Hong Kong ChaoShang Group Ltd.	240,000	24,532
	Hong Kong Exchanges & Clearing Ltd.	1,200	31,852
	Hong Kong Ferry Holdings Co. Ltd.	96,000	73,503
	Hong Kong Technology Venture Co. Ltd.	218,000	113,931
#*	Hongkong & Shanghai Hotels Ltd.	422,720	331,616
	Hongkong Chinese Ltd.	296,000	18,083
*††	Hsin Chong Group Holdings Ltd.	1,532,000	0
	Hung Hing Printing Group Ltd.	280,000	34,790
	Hutchison Telecommunications Hong Kong Holdings Ltd.	700,000	92,731
	Hysan Development Co. Ltd.	117,000	255,013
*	IGG, Inc.	516,000	134,149
*	Imagi International Holdings Ltd.	216,799	8,764
	International Housewares Retail Co. Ltd.	248,000	82,198
*	IPE Group Ltd.	365,000	30,215
*	IRC Ltd.	6,044,000	89,289
	ITC Properties Group Ltd.	160,283	19,227
	Jacobson Pharma Corp. Ltd.	284,000	27,162
	Johnson Electric Holdings Ltd.	261,488	269,393
	K Wah International Holdings Ltd.	1,055,000	295,449
*	Kader Holdings Co. Ltd.	104,000	5,150
	Karrie International Holdings Ltd.	396,000	60,047
	Kerry Logistics Network Ltd.	527,250	836,932
	Kerry Properties Ltd.	406,000	642,245
	Kingmaker Footwear Holdings Ltd.	94,000	10,171
*	Kingston Financial Group Ltd.	634,000	23,005
	Kowloon Development Co. Ltd.	414,000	367,380
#*	KuangChi Science Ltd.	1,092,000	13,208
*	Lai Sun Development Co. Ltd.	256,069	101,246
*	Lai Sun Garment International Ltd.	30,223	12,745
*	Landing International Development Ltd.	1,281,000	22,656
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	662,750	63,402
*	Lifestyle International Holdings Ltd.	266,500	158,013
	Lippo China Resources Ltd.	422,000	6,181
	Lippo Ltd.	9,000	3,022
	Liu Chong Hing Investment Ltd.	128,000	110,160
	L’Occitane International SA	170,750	419,229
	Luk Fook Holdings International Ltd.	339,000	736,441
	Lung Kee Bermuda Holdings	58,000	17,704
#	Man Wah Holdings Ltd.	926,400	516,914
*	Mason Group Holdings Ltd.	723,999	2,491

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	MECOM Power & Construction Ltd.	280,498	$57,224
*	Melco International Development Ltd.	320,000	167,318
	Miramar Hotel & Investment	155,000	213,764
	Modern Dental Group Ltd.	285,000	59,217
#*	Mongolian Mining Corp.	459,000	114,600
	MTR Corp. Ltd.	58,716	258,361
*	NagaCorp Ltd.	629,912	287,261
*††	National United Resources Holdings Ltd.	35,000	469
*	New Times Energy Corp. Ltd.	492,000	5,266
	New World Development Co. Ltd.	650,644	1,330,876
*††	NewOcean Energy Holdings Ltd.	788,000	2,941
	Nissin Foods Co. Ltd.	269,000	215,806
	NWS Holdings Ltd.	1,314,830	932,414
	Oriental Watch Holdings	390,368	167,145
*	Oshidori International Holdings Ltd.	3,201,000	101,945
††	Pacific Andes International Holdings Ltd.	1,218,336	4,253
	Pacific Basin Shipping Ltd.	4,499,000	1,089,221
	Pacific Textiles Holdings Ltd.	714,000	212,900
*	Paliburg Holdings Ltd.	246,000	47,645
*	Paradise Entertainment Ltd.	220,000	17,381
	PC Partner Group Ltd.	230,000	109,924
	PCCW Ltd.	1,719,415	656,905
	Pentamaster International Ltd.	144,000	13,211
#	Perfect Medical Health Management Ltd.	244,000	86,459
	Pico Far East Holdings Ltd.	550,000	74,935
	Playmates Holdings Ltd.	562,000	40,102
	Plover Bay Technologies Ltd.	144,000	33,604
	Prada SpA	81,300	370,390
*	PT International Development Co. Ltd.	136,000	3,090
	Public Financial Holdings Ltd.	292,000	78,524
*	Regal Hotels International Holdings Ltd.	240,000	78,027
Ω	Regina Miracle International Holdings Ltd.	210,000	81,814
#*	Sa Sa International Holdings Ltd.	426,000	45,058
	Safety Godown Co. Ltd.	84,000	25,645
*Ω	Samsonite International SA	421,800	906,215
*	Sands China Ltd.	65,600	114,683
	SAS Dragon Holdings Ltd.	294,000	122,217
	SEA Holdings Ltd.	162,968	69,850
*	Shangri-La Asia Ltd.	895,666	495,587
*	Shun Ho Property Investments Ltd.	13,497	1,562
*	Shun Tak Holdings Ltd.	1,467,249	190,529
	Singamas Container Holdings Ltd.	1,338,000	102,241
	Sino Land Co. Ltd.	1,662,876	1,775,645
	SITC International Holdings Co. Ltd.	347,000	568,315
#*	SJM Holdings Ltd.	2,042,750	637,440
	SmarTone Telecommunications Holdings Ltd.	247,166	122,175
	Solomon Systech International Ltd.	1,188,000	54,488
	Soundwill Holdings Ltd.	69,000	54,980
*	South China Holdings Co. Ltd.	1,200,000	7,110
*	Space Group Holdings Ltd.	25,000	10,989
	Stella International Holdings Ltd.	350,500	339,453
	Sun Hung Kai & Co. Ltd.	447,341	156,210
	Sun Hung Kai Properties Ltd.	92,282	991,692
	SUNeVision Holdings Ltd.	365,000	193,364
	Swire Pacific Ltd., Class A	235,000	1,558,875
	Swire Pacific Ltd., Class B	397,500	409,604
#	TAI Cheung Holdings Ltd.	214,000	107,771
	Tao Heung Holdings Ltd.	323,000	30,465
	Techtronic Industries Co. Ltd.	78,000	738,564

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Television Broadcasts Ltd.	274,500	$94,540
	Texhong Textile Group Ltd.	233,000	150,066
	Texwinca Holdings Ltd.	538,000	70,590
	Town Health International Medical Group Ltd.	1,265,899	57,494
	Tradelink Electronic Commerce Ltd.	220,000	20,717
	Transport International Holdings Ltd.	167,022	176,421
	United Laboratories International Holdings Ltd.	837,000	350,807
	Untrade.China Solar	64,000	275
*††	Up Energy Development Group Ltd.	590,000	0
	Value Partners Group Ltd.	761,000	181,258
	Vedan International Holdings Ltd.	420,000	36,149
#*	Vitasoy International Holdings Ltd.	176,000	300,542
*Ω	VPower Group International Holdings Ltd., Class H	463,699	31,974
	VSTECS Holdings Ltd.	687,200	330,422
	VTech Holdings Ltd.	96,900	515,819
	Wai Kee Holdings Ltd.	158,000	31,581
	Wang On Group Ltd.	9,480,000	51,982
Ω	WH Group Ltd.	6,340,568	3,202,057
	Wharf Real Estate Investment Co. Ltd.	4,000	15,760
	Wing On Co. International Ltd.	30,000	48,777
	Wing Tai Properties Ltd.	154,000	67,282
*	Xingye Alloy Materials Group Ltd.	121,000	17,739
	Xinyi Glass Holdings Ltd.	805,000	1,034,550
	YTO Express Holdings Ltd.	30,000	6,738
	Yue Yuen Industrial Holdings Ltd.	679,000	690,303
#*	Zensun Enterprises Ltd.	446,999	66,008
*	Zhaobangji Properties Holdings Ltd.	1,520,000	72,553

TOTAL HONG KONG			55,499,011

IRELAND — (0.7%)
	AIB Group PLC	482,180	1,394,905
	Bank of Ireland Group PLC	648,419	4,669,017
	Cairn Homes PLC	602,594	583,420
#	CRH PLC, Sponsored ADR	179,187	6,488,361
*	Dalata Hotel Group PLC	146,986	471,555
	FBD Holdings PLC	15,411	153,157
*	Flutter Entertainment PLC	9,565	1,267,427
	Glanbia PLC	62,169	718,006
*Ω	Glenveagh Properties PLC	505,668	494,626
	Irish Continental Group PLC	100,666	406,984
	Kerry Group PLC, Class A	3,556	308,856
	Kingspan Group PLC	21,865	1,102,361
*	Permanent TSB Group Holdings PLC	40,877	68,063
	Smurfit Kappa Group PLC	62,185	2,058,506

TOTAL IRELAND			20,185,244

ISRAEL — (1.2%)
	Adgar Investment & Development Ltd.	10,959	18,682
	Afcon Holdings Ltd.	1,140	53,881
	AFI Properties Ltd.	2,858	85,692
	Africa Israel Residences Ltd.	1,245	49,963
*	Airport City Ltd.	5,279	87,405
*	Allot Ltd.	9,849	38,805
	Alony Hetz Properties & Investments Ltd.	9,320	109,316
#	Alrov Properties & Lodgings Ltd.	4,709	240,774
	Amot Investments Ltd.	8,270	50,027
	Arad Ltd.	1,380	17,691
	Ashtrom Group Ltd.	12,651	275,337

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	AudioCodes Ltd.	11,514	$232,007
	Aura Investments Ltd.	84,577	149,424
	Automatic Bank Services Ltd.	4,388	19,617
#*	Avgol Industries 1953 Ltd.	33,733	19,930
	Azorim-Investment Development & Construction Co. Ltd.	54,446	189,452
	Azrieli Group Ltd.	1,145	84,828
	Bank Hapoalim BM	179,380	1,729,089
	Bank Leumi Le-Israel BM	153,782	1,467,041
*	Bet Shemesh Engines Holdings 1997 Ltd.	3,699	88,934
	Bezeq The Israeli Telecommunication Corp. Ltd.	283,532	501,918
	Big Shopping Centers Ltd.	1,066	119,531
	Blue Square Real Estate Ltd.	1,129	74,964
*	Brack Capital Properties NV	528	56,217
*	Camtek Ltd.	1,177	26,548
	Carasso Motors Ltd.	26,998	169,498
*	Cellcom Israel Ltd.	93,324	467,371
*	Ceragon Networks Ltd.	21,364	38,455
*	Clal Insurance Enterprises Holdings Ltd.	55,256	953,523
#*	Compugen Ltd.	7,817	7,036
	Danel Adir Yeoshua Ltd.	2,111	244,679
	Delek Automotive Systems Ltd.	23,058	296,897
*	Delek Group Ltd.	3,827	582,661
	Delta Galil Industries Ltd.	6,912	312,945
	Dor Alon Energy in Israel 1988 Ltd.	4,660	161,188
	Duniec Brothers Ltd.	1,892	97,926
	Elbit Systems Ltd.	2,684	543,622
#	Electra Consumer Products 1970 Ltd.	8,420	291,442
	Electra Ltd.	594	345,626
	Electra Real Estate Ltd.	12,365	151,819
*	Ellomay Capital Ltd.	2,696	50,279
	Energix-Renewable Energies Ltd.	24,922	87,005
*	Enlight Renewable Energy Ltd.	78,072	158,118
*	Equital Ltd.	22,785	702,635
*	Fattal Holdings 1998 Ltd.	1,772	179,985
	First International Bank of Israel Ltd.	10,543	455,244
	FMS Enterprises Migun Ltd.	2,031	67,319
	Formula Systems 1985 Ltd.	7,015	569,387
	Fox Wizel Ltd.	2,788	339,884
	Gav-Yam Lands Corp. Ltd.	17,901	151,820
*	Gilat Satellite Networks Ltd.	18,284	109,696
*	Hagag Group Real Estate Development	3,409	18,558
	Hamat Group Ltd.	13,740	114,081
	Harel Insurance Investments & Financial Services Ltd.	102,513	986,787
	Hilan Ltd.	8,673	454,146
	ICL Group Ltd.	25,129	226,603
	IDI Insurance Co. Ltd.	6,684	178,497
	IES Holdings Ltd.	1,740	121,661
	Ilex Medical Ltd.	3,707	93,911
	Infinya Ltd.	2,531	244,494
	Inrom Construction Industries Ltd.	76,099	310,599
	Isracard Ltd.	153,720	454,527
#	Israel Canada T.R Ltd.	43,856	126,428
	Israel Discount Bank Ltd., Class A	501,282	2,850,333
#	Israel Land Development - Urban Renewal Ltd.	12,597	163,678
	Isras Investment Co. Ltd.	1,463	275,467
	Issta Lines Ltd.	2,436	66,980
*	Kamada Ltd.	19,848	90,498
	Kardan Real Estate Enterprise & Development Ltd.	52,592	51,279
	Kenon Holdings Ltd.	5,027	192,593

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Kerur Holdings Ltd.	3,188	$68,967
	Klil Industries Ltd.	502	41,948
#	Lahav L.R. Real Estate Ltd.	14,754	16,447
	Levinstein Properties Ltd.	817	21,136
	M Yochananof & Sons Ltd.	2,887	169,959
#	Magic Software Enterprises Ltd.	17,329	269,426
	Malam - Team Ltd.	5,570	126,604
	Matrix IT Ltd.	26,822	578,616
#	Maytronics Ltd.	10,457	112,753
	Mediterranean Towers Ltd.	60,937	175,834
	Mega Or Holdings Ltd.	5,500	159,913
*	Mehadrin Ltd.	500	20,152
*	Meitav Investment House Ltd.	26,669	93,389
	Melisron Ltd.	1,206	89,477
*	Menora Mivtachim Holdings Ltd.	25,601	521,675
	Meshulam Levinstein Contracting & Engineering Ltd.	766	71,284
	Migdal Insurance & Financial Holdings Ltd.	398,917	478,494
	Mivne Real Estate KD Ltd.	55,653	173,029
	Mivtach Shamir Holdings Ltd.	5,699	135,667
	Mizrahi Tefahot Bank Ltd.	13,805	521,854
*	Naphtha Israel Petroleum Corp. Ltd.	30,324	157,071
#	Nawi Brothers Ltd.	15,620	113,047
#*	Neto Malinda Trading Ltd.	8,290	279,127
	Neto ME Holdings Ltd.	1,575	66,188
#*	Nice Ltd., Sponsored ADR	302	57,347
*	Nova Ltd.	7,410	542,309
	Novolog Ltd.	270,594	223,504
	Oil Refineries Ltd.	2,248,587	837,407
	One Software Technologies Ltd.	13,213	182,913
*	OPC Energy Ltd.	13,969	171,751
	Palram Industries 1990 Ltd.	8,917	87,314
*	Partner Communications Co. Ltd.	93,470	704,598
*	Partner Communications Co. Ltd., ADR	10,082	74,808
*	Paz Oil Co. Ltd.	6,992	835,285
	Peninsula Group Ltd.	12,472	6,609
*	Perion Network Ltd.	9,458	216,953
	Phoenix Holdings Ltd.	134,737	1,459,488
	Plasson Industries Ltd.	3,827	186,540
	Prashkovsky Investments & Construction Ltd.	5,889	141,418
#*	Priortech Ltd.	6,274	115,378
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,544	315,120
	Raval Ics Ltd.	7,533	7,991
	Scope Metals Group Ltd.	6,302	282,797
	Shapir Engineering & Industry Ltd.	30,869	254,306
*	Shikun & Binui Ltd.	73,639	292,319
	Shufersal Ltd.	43,556	297,337
#*	Solegreen Ltd.	3,564	12,728
	Strauss Group Ltd.	8,641	216,176
	Summit Real Estate Holdings Ltd.	33,615	468,400
	Suny Cellular Communication Ltd.	64,446	32,273
	Tadiran Group Ltd.	1,603	217,210
Ω	Tamar Petroleum Ltd.	7,343	22,652
	Tel Aviv Stock Exchange Ltd.	13,896	81,891
	Telsys Ltd.	274	12,771
*	Tera Light Ltd.	25,601	42,570
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	271,118	2,418,373
	Tiv Taam Holdings 1 Ltd.	51,620	108,530
*	Tower Semiconductor Ltd.	30,990	1,324,984
#*	Victory Supermarket Chain Ltd.	3,836	48,681

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	YD More Investments Ltd.	14,057	$40,237
	YH Dimri Construction & Development Ltd.	3,211	195,227

TOTAL ISRAEL			37,342,505

ITALY — (2.4%)
	A2A SpA	431,322	478,266
	ACEA SpA	30,658	386,306
*	Aeffe SpA	14,032	17,336
	Amplifon SpA	25,120	624,080
Ω	Anima Holding SpA	172,846	535,333
	Aquafil SpA	7,568	41,185
	Arnoldo Mondadori Editore SpA	120,441	202,944
	Ascopiave SpA	59,015	139,623
	Assicurazioni Generali SpA	127,459	1,912,790
#	Avio SpA	15,324	171,121
	Azimut Holding SpA	65,849	1,060,304
	Banca Generali SpA	22,527	673,415
	Banca IFIS SpA	25,424	300,204
	Banca Mediolanum SpA	64,894	485,531
#*	Banca Monte dei Paschi di Siena SpA	1,563	2,949
	Banca Popolare di Sondrio SPA	485,733	1,742,353
#	Banca Profilo SpA	193,938	36,992
Ω	Banca Sistema SpA	49,274	72,242
	Banco BPM SpA	1,560,523	4,721,387
	Banco di Desio e della Brianza SpA	26,638	74,218
	Be Shaping The Future SpA	54,666	185,835
Ω	BFF Bank SpA	91,912	648,400
	Biesse SpA	1,204	14,501
	BPER Banca	648,820	1,200,510
	Brembo SpA	63,727	666,227
	Brunello Cucinelli SpA	17,481	1,013,302
	Buzzi Unicem SpA	81,012	1,344,547
	Cairo Communication SpA	68,871	111,944
Ω	Carel Industries SpA	7,855	171,088
	Cementir Holding NV	38,268	222,734
*	CIR SpA-Compagnie Industriali	459,244	193,890
	CNH Industrial NV	167,630	2,169,247
	Credito Emiliano SpA	87,133	516,614
*	d’Amico International Shipping SA	487,208	140,067
	Danieli & C Officine Meccaniche SpA	40,409	555,038
#	Danieli & C Officine Meccaniche SpA	13,360	272,685
	Davide Campari-Milano NV	10,449	93,835
	De’ Longhi SpA	24,785	427,635
	DeA Capital SpA	108,649	115,345
	DiaSorin SpA	4,701	614,588
	Digital Bros SpA	1,461	34,429
Ω	doValue SpA	15,760	90,770
	Elica SpA	24,501	65,093
	Emak SpA	71,008	75,853
Ω	Enav SpA	63,749	246,520
	Enel SpA	240,535	1,074,552
	Eni SpA	237,920	3,124,774
	ERG SpA	30,085	943,671
	Esprinet SpA	40,275	268,285
*	Eurotech SpA	11,968	37,010
	Ferrari NV	6,093	1,201,223
	Fila SpA	14,344	97,788
#*	Fincantieri SpA	496,459	252,410
	FinecoBank Banca Fineco SpA	49,860	671,893

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
*	FNM SpA	128,567	$58,448
*	Garofalo Health Care SpA	7,542	29,960
	Gefran SpA	3,892	32,657
*	Geox SpA	47,794	38,077
	GPI SpA	2,469	31,449
	Gruppo MutuiOnline SpA	14,143	312,812
	Hera SpA	512,137	1,220,259
	IMMSI SpA	195,704	76,798
Ω	Infrastrutture Wireless Italiane SpA	57,681	509,102
	Interpump Group SpA	4,130	159,895
	Intesa Sanpaolo SpA	2,048,177	3,904,907
	Iren SpA	110,577	164,326
	Italgas SpA	126,896	653,800
	Italmobiliare SpA	11,221	286,845
*	Iveco Group NV	62,987	340,361
*	Juventus Football Club SpA	327,465	89,404
*	KME Group SpA	237,868	131,249
	Leonardo SpA	209,546	1,683,512
	LU-VE SpA	2,828	57,867
#	Maire Tecnimont SpA	148,190	459,804
	Mediobanca Banca di Credito Finanziario SpA	247,024	2,237,935
#	MFE-MediaForEurope NV, Class A	1,006,669	353,143
	MFE-MediaForEurope NV, Class A	17,001	8,491
	Moncler SpA	17,688	763,135
*	Newlat Food SpA	8,758	39,450
*Ω	Nexi SpA	18,696	161,636
	Openjobmetis SpA agenzia per il lavoro	2,042	15,770
	Orsero SpA	5,442	77,892
Ω	OVS SpA	259,224	483,935
	Pharmanutra SpA	1,682	112,720
	Piaggio & C SpA	240,865	618,817
Ω	Pirelli & C SpA	251,397	948,284
Ω	Poste Italiane SpA	86,656	755,143
	Prima Industrie SpA	3,071	74,905
	Prysmian SpA	30,381	988,844
Ω	RAI Way SpA	55,432	265,546
	Recordati Industria Chimica e Farmaceutica SpA	22,386	841,075
	Reply SpA	8,013	871,602
#*	Risanamento SpA	155,351	19,050
	Rizzoli Corriere Della Sera Mediagroup SpA	67,269	45,190
	Sabaf SpA	6,847	126,532
#	SAES Getters SpA	5,257	113,321
	SAES Getters SpA	1,929	29,190
*	Safilo Group SpA	70,674	99,741
#	Salvatore Ferragamo SpA	19,541	287,234
*	Saras SpA	545,503	659,295
	Sesa SpA	4,033	436,760
	Snam SpA	166,061	738,392
*	Sogefi SpA	19,561	15,931
	SOL SpA	26,480	476,328
*	Spaxs SpA	21,918	149,060
	Stellantis NV	247,465	3,338,690
	Stellantis NV	32,700	442,104
	Tamburi Investment Partners SpA	68,503	481,694
Ω	Technogym SpA	42,645	293,185
#*	Telecom Italia SpA	42,801	8,374
*	Telecom Italia SpA	2,360,204	451,153
#	Tenaris SA, Sponsored ADR	44,551	1,399,792
	Terna - Rete Elettrica Nazionale	110,241	731,081

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Tinexta SpA	9,290	$187,022
*	TXT e-solutions SpA	5,832	70,670
	UniCredit SpA	476,352	5,907,363
#Ω	Unieuro SpA	9,160	98,860
	Unipol Gruppo SpA	341,821	1,471,142
	UnipolSai Assicurazioni SpA	232,982	525,321
#	Webuild SpA	97,000	131,996
	Zignago Vetro SpA	14,273	179,694

TOTAL ITALY			71,314,902

JAPAN — (22.2%)
	&Do Holdings Co. Ltd.	7,500	44,293
	77 Bank Ltd.	51,500	624,083
	A&D HOLON Holdings Co. Ltd.	22,300	137,252
	ABC-Mart, Inc.	5,300	236,235
*	Access Co. Ltd.	43,400	229,041
	Achilles Corp.	11,100	102,381
	Acom Co. Ltd.	225,600	492,858
#	AD Works Group Co. Ltd.	23,460	25,692
	Adastria Co. Ltd.	10,960	148,838
	ADEKA Corp.	78,500	1,173,608
	Ad-sol Nissin Corp.	5,100	52,310
	Adtec Plasma Technology Co. Ltd.	3,600	37,483
	Advan Group Co. Ltd.	17,100	100,751
	Advance Create Co. Ltd.	5,700	38,367
*	Advanced Media, Inc.	13,700	89,963
	Advantest Corp.	9,600	505,359
#	Adventure, Inc.	1,000	73,186
	Aeon Co. Ltd.	37,119	692,291
	Aeon Delight Co. Ltd.	8,000	159,902
	Aeon Fantasy Co. Ltd.	5,700	112,986
	AEON Financial Service Co. Ltd.	66,600	651,788
#	Aeon Hokkaido Corp.	12,300	97,185
	Aeon Mall Co. Ltd.	10,300	112,049
#	Aeria, Inc.	17,400	51,171
	AFC-HD AMS Life Science Co. Ltd.	8,000	38,885
	AGC, Inc.	111,800	3,503,248
	Agro-Kanesho Co. Ltd.	3,900	35,493
#	Ahresty Corp.	17,600	43,609
	Ai Holdings Corp.	11,400	168,748
	Aica Kogyo Co. Ltd.	21,400	459,941
	Aichi Corp.	36,000	191,149
	Aichi Financial Group, Inc.	36,739	469,445
	Aichi Steel Corp.	7,100	99,292
	Aichi Tokei Denki Co. Ltd.	7,400	64,614
	Aida Engineering Ltd.	50,600	293,982
	Aiful Corp.	205,100	558,602
	Aiming, Inc.	27,400	55,466
	Ain Holdings, Inc.	10,000	420,099
	Aiphone Co. Ltd.	8,300	111,692
	Air Water, Inc.	132,900	1,483,805
	Airport Facilities Co. Ltd.	20,400	73,367
#	Airtech Japan Ltd.	7,800	58,752
#*	Airtrip Corp.	6,700	111,727
	Aisan Industry Co. Ltd.	30,300	143,617
	Aisin Corp.	83,006	2,130,742
	AIT Corp.	5,900	59,751
#	Aizawa Securities Group Co. Ltd.	26,400	115,490
	Ajinomoto Co., Inc.	35,300	970,863

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ajis Co. Ltd.	2,000	$26,798
	Akatsuki Corp.	17,800	37,964
	Akatsuki, Inc.	6,500	94,426
*	Akebono Brake Industry Co. Ltd.	92,900	108,664
	Akita Bank Ltd.	10,600	113,283
	Albis Co. Ltd.	5,800	89,846
	Alconix Corp.	21,900	201,443
	Alfresa Holdings Corp.	88,200	1,015,435
	Alinco, Inc.	12,100	80,605
	Alleanza Holdings Co. Ltd.	12,500	79,884
*	Allied Architects, Inc.	4,700	33,374
*	Allied Telesis Holdings KK	58,600	36,237
#	Alpen Co. Ltd.	15,500	210,655
	Alpha Corp.	3,800	24,111
	Alps Alpine Co. Ltd.	177,948	1,528,675
	Alps Logistics Co. Ltd.	11,900	87,741
	Altech Corp.	11,920	160,823
	Amada Co. Ltd.	184,800	1,299,804
	Amano Corp.	19,000	325,135
	Amiyaki Tei Co. Ltd.	3,600	70,406
	Amuse, Inc.	7,900	95,826
	Amvis Holdings, Inc.	4,600	88,920
#	Anabuki Kosan, Inc.	5,300	69,085
	Anest Iwata Corp.	27,400	164,344
	Anicom Holdings, Inc.	12,700	50,742
	Anritsu Corp.	46,400	467,010
	AOI Electronics Co. Ltd.	3,700	47,892
	AOKI Holdings, Inc.	32,978	159,397
	Aoki Super Co. Ltd.	1,800	31,011
	Aoyama Trading Co. Ltd.	33,100	230,903
	Aoyama Zaisan Networks Co. Ltd.	21,200	130,922
	Aozora Bank Ltd.	62,400	1,073,390
	Arakawa Chemical Industries Ltd.	14,800	94,139
	Arata Corp.	13,100	361,702
	Araya Industrial Co. Ltd.	3,200	40,809
#	Arcland Service Holdings Co. Ltd.	13,200	193,496
	ARCLANDS Corp.	4,600	45,624
	Arcs Co. Ltd.	39,289	523,693
#	Ardepro Co. Ltd.	5,770	16,229
	Arealink Co. Ltd.	7,427	94,237
	Argo Graphics, Inc.	9,000	234,393
	Arisawa Manufacturing Co. Ltd.	32,700	276,205
	ARTERIA Networks Corp.	19,500	157,456
	Artiza Networks, Inc.	5,000	34,902
	Artnature, Inc.	14,800	76,704
#*	Aruhi Corp.	25,100	235,803
	As One Corp.	4,100	174,834
	Asahi Broadcasting Group Holdings Corp.	8,100	33,765
	Asahi Co. Ltd.	17,000	147,783
	Asahi Diamond Industrial Co. Ltd.	36,743	183,533
	Asahi Group Holdings Ltd.	22,200	621,172
	Asahi Holdings, Inc.	46,000	586,653
	Asahi Intecc Co. Ltd.	12,400	211,236
	Asahi Kasei Corp.	707,400	4,535,788
#	Asahi Kogyosha Co. Ltd.	7,800	107,465
	Asahi Net, Inc.	8,500	34,579
	ASAHI YUKIZAI Corp.	12,400	199,101
	Asanuma Corp.	16,000	294,357
	Asax Co. Ltd.	1,800	7,074

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Asia Pile Holdings Corp.	28,100	$95,316
	Asics Corp.	34,300	525,604
	ASKA Pharmaceutical Holdings Co. Ltd.	24,000	188,908
	ASKUL Corp.	20,600	215,140
	Astellas Pharma, Inc.	45,300	625,058
	Astena Holdings Co. Ltd.	32,700	92,269
	Asteria Corp.	3,100	16,989
	Asti Corp.	3,200	44,029
*	Atrae, Inc.	5,930	61,126
*	Atsugi Co. Ltd.	9,300	23,125
	Aucnet, Inc.	10,800	162,335
	Autobacs Seven Co. Ltd.	52,400	498,409
	Aval Data Corp.	5,400	89,113
	Avant Group Corp.	11,700	116,057
	Avantia Co. Ltd.	6,100	31,907
	Avex, Inc.	35,000	392,333
	Awa Bank Ltd.	59,597	749,183
	Axell Corp.	9,300	79,235
	Axial Retailing, Inc.	14,600	332,475
	Azbil Corp.	8,100	220,123
	AZ-COM MARUWA Holdings, Inc.	15,700	149,175
	Bandai Namco Holdings, Inc.	8,200	542,044
	Bando Chemical Industries Ltd.	27,700	196,838
	Bank of Iwate Ltd.	12,300	148,406
	Bank of Kyoto Ltd.	32,200	1,160,353
#	Bank of Nagoya Ltd.	9,301	190,530
	Bank of Saga Ltd.	12,271	128,074
	Bank of the Ryukyus Ltd.	69,900	365,715
#	Baroque Japan Ltd.	7,800	41,367
	Base Co. Ltd.	2,200	63,159
	BayCurrent Consulting, Inc.	18,000	505,029
	Beaglee, Inc.	900	8,338
	Beauty Garage, Inc.	2,300	41,569
*	Beenos, Inc.	9,400	170,840
	Belc Co. Ltd.	6,900	263,945
	Bell System24 Holdings, Inc.	21,400	198,787
	Belluna Co. Ltd.	58,400	281,442
	Benefit One, Inc.	14,400	199,211
	Benesse Holdings, Inc.	42,700	629,931
#*	Bengo4.com, Inc.	3,600	76,713
	Bic Camera, Inc.	34,900	271,336
	BIPROGY, Inc.	17,600	380,184
	BML, Inc.	18,700	422,722
#	Bookoff Group Holdings Ltd.	8,100	62,102
	Bourbon Corp.	5,800	82,004
	BP Castrol KK	5,300	34,251
#	Br Holdings Corp.	34,100	79,546
*	BrainPad, Inc.	9,600	58,353
	Bridgestone Corp.	37,800	1,367,092
	Broadband Tower, Inc.	34,100	39,600
	Broadleaf Co. Ltd.	87,800	321,658
	Broadmedia Corp.	10,400	69,650
	Broccoli Co. Ltd.	5,500	41,974
	Brother Industries Ltd.	32,600	555,370
	Bunka Shutter Co. Ltd.	59,800	429,972
	Business Brain Showa-Ota, Inc.	3,100	31,291
	Business Engineering Corp.	1,400	19,546
	BuySell Technologies Co. Ltd.	500	20,865
	C Uyemura & Co. Ltd.	5,200	237,833

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	CAC Holdings Corp.	13,400	$135,498
	Calbee, Inc.	28,500	572,480
	Canon Electronics, Inc.	20,300	214,345
	Canon Marketing Japan, Inc.	23,000	485,346
	Canon, Inc., Sponsored ADR	24,859	527,259
	Canon, Inc.	9,800	207,735
	Capcom Co. Ltd.	20,400	567,425
	Careerlink Co. Ltd.	1,800	29,268
	Carlit Holdings Co. Ltd.	14,100	65,155
	Carta Holdings, Inc.	4,900	56,139
	Casa, Inc.	5,300	30,159
	Casio Computer Co. Ltd.	39,400	342,455
	Cawachi Ltd.	13,500	186,839
#*	CellSource Co. Ltd.	2,200	64,888
	Celsys, Inc.	11,600	61,325
	Central Automotive Products Ltd.	9,600	144,828
	Central Glass Co. Ltd.	38,100	899,641
#	Central Security Patrols Co. Ltd.	7,500	129,285
	Central Sports Co. Ltd.	3,200	51,553
#	Ceres, Inc.	4,900	27,558
	Charm Care Corp. KK	13,500	95,302
	Chiba Bank Ltd.	180,800	990,625
	Chiba Kogyo Bank Ltd.	35,000	67,760
	Chilled & Frozen Logistics Holdings Co. Ltd.	13,400	108,677
	Chino Corp.	5,900	67,991
	Chiyoda Co. Ltd.	12,582	62,067
*	Chiyoda Corp.	41,500	102,800
	Chiyoda Integre Co. Ltd.	10,500	161,750
	Chofu Seisakusho Co. Ltd.	16,094	219,787
	Chori Co. Ltd.	10,800	141,507
	Chubu Shiryo Co. Ltd.	20,800	141,652
	Chudenko Corp.	31,800	438,918
	Chuetsu Pulp & Paper Co. Ltd.	1,989	12,371
#	Chugai Ro Co. Ltd.	5,500	57,843
	Chugin Financial Group, Inc.	110,700	667,297
#	Chugoku Electric Power Co., Inc.	21,600	101,338
	Chugoku Marine Paints Ltd.	39,000	239,507
	Chuo Spring Co. Ltd.	10,900	50,678
	Chuo Warehouse Co. Ltd.	1,100	6,814
	CI Takiron Corp.	41,900	144,774
	Citizen Watch Co. Ltd.	262,300	1,101,583
	CKD Corp.	34,100	418,214
#	CK-San-Etsu Co. Ltd.	3,400	93,756
	Cleanup Corp.	21,000	85,853
	CMIC Holdings Co. Ltd.	8,200	92,624
	CMK Corp.	53,000	190,765
	Coca-Cola Bottlers Japan Holdings, Inc.	70,004	632,483
*	COLOPL, Inc.	35,000	164,853
#	Colowide Co. Ltd.	21,000	257,693
	Computer Engineering & Consulting Ltd.	16,800	176,128
	Computer Institute of Japan Ltd.	10,440	57,553
	COMSYS Holdings Corp.	34,959	572,729
	Comture Corp.	10,500	170,837
	Concordia Financial Group Ltd.	462,938	1,412,526
	CONEXIO Corp.	12,800	97,968
*	COOKPAD, Inc.	13,600	18,902
	Core Corp.	900	8,945
	Corona Corp.	12,300	69,794
	Cosel Co. Ltd.	23,300	133,500

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Cosmo Energy Holdings Co. Ltd.	82,200	$2,117,418
	Cosmos Initia Co. Ltd.	7,700	28,441
#	Cosmos Pharmaceutical Corp.	3,300	319,158
#	Cota Co. Ltd.	8,115	87,508
#	CRE, Inc.	10,400	95,137
	Create Medic Co. Ltd.	2,500	14,605
	Create Restaurants Holdings, Inc.	59,800	377,479
	Create SD Holdings Co. Ltd.	13,500	287,593
	Credit Saison Co. Ltd.	126,400	1,351,008
	Creek & River Co. Ltd.	5,400	74,144
	Cresco Ltd.	9,900	115,217
	CTI Engineering Co. Ltd.	13,000	255,309
	CTS Co. Ltd.	13,500	72,710
#	Cube System, Inc.	5,200	34,938
	Curves Holdings Co. Ltd.	27,500	159,824
	CyberAgent, Inc.	41,300	339,287
	Cyberlinks Co. Ltd.	400	3,548
	Cybernet Systems Co. Ltd.	9,800	68,962
	Cybozu, Inc.	13,800	176,309
	Dai Nippon Printing Co. Ltd.	54,000	1,081,659
	Dai Nippon Toryo Co. Ltd.	19,300	95,210
	Daicel Corp.	210,200	1,199,363
	Dai-Dan Co. Ltd.	11,900	169,748
	Daido Kogyo Co. Ltd.	3,700	17,568
	Daido Metal Co. Ltd.	43,806	150,841
	Daido Steel Co. Ltd.	24,900	645,583
	Daifuku Co. Ltd.	6,200	283,805
	Daihatsu Diesel Manufacturing Co. Ltd.	15,500	56,521
	Daihen Corp.	11,900	306,863
	Daiho Corp.	16,900	479,254
	Dai-Ichi Cutter Kogyo KK	5,900	48,068
	Daiichi Jitsugyo Co. Ltd.	8,900	233,716
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	18,800	158,893
	Dai-ichi Life Holdings, Inc.	68,100	1,081,615
	Daiichi Sankyo Co. Ltd.	5,400	172,858
	Daiken Corp.	13,100	175,400
	Daiken Medical Co. Ltd.	6,000	18,562
#	Daiki Aluminium Industry Co. Ltd.	34,000	292,759
	Daikin Industries Ltd.	6,100	913,702
	Daikoku Denki Co. Ltd.	7,900	75,849
	Daikokutenbussan Co. Ltd.	6,400	195,209
	Daikyonishikawa Corp.	38,800	156,448
	Dainichi Co. Ltd.	8,700	38,016
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	11,300	133,688
	Daio Paper Corp.	76,300	562,939
	Daiseki Co. Ltd.	13,300	410,963
#	Daiseki Eco. Solution Co. Ltd.	4,600	24,734
	Daishi Hokuetsu Financial Group, Inc.	50,500	891,889
	Daishinku Corp.	32,000	199,436
	Daisue Construction Co. Ltd.	7,600	59,124
	Daito Bank Ltd.	5,000	20,494
	Daito Chemix Corp.	4,200	15,922
	Daito Pharmaceutical Co. Ltd.	10,618	182,626
	Daito Trust Construction Co. Ltd.	7,000	693,167
	Daitron Co. Ltd.	10,400	148,569
	Daiwa House Industry Co. Ltd.	45,400	914,689
	Daiwa Industries Ltd.	30,600	256,595
	Daiwa Securities Group, Inc.	337,547	1,316,997
	Daiwabo Holdings Co. Ltd.	95,000	1,225,817

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	DCM Holdings Co. Ltd.	124,400	$969,288
#	Dear Life Co. Ltd.	24,400	102,239
	Delica Foods Holdings Co. Ltd.	4,800	16,417
	DeNA Co. Ltd.	63,400	826,892
	Denka Co. Ltd.	58,400	1,352,897
#	Densan System Holdings Co. Ltd.	6,000	94,889
	Denso Corp.	17,100	848,432
	Dentsu Group, Inc.	36,900	1,147,714
	Denyo Co. Ltd.	14,300	140,155
	Dexerials Corp.	16,000	372,653
	Diamond Electric Holdings Co. Ltd.	2,300	17,843
	DIC Corp.	71,000	1,192,116
	Digital Arts, Inc.	6,600	277,359
	Digital Garage, Inc.	19,200	459,738
	Digital Hearts Holdings Co. Ltd.	7,100	97,331
	Digital Holdings, Inc.	7,900	60,994
	Digital Information Technologies Corp.	6,700	78,802
	Dip Corp.	14,500	405,953
	Direct Marketing MiX, Inc.	9,500	107,347
	Disco Corp.	2,700	645,787
	DKK Co. Ltd.	9,700	156,347
#	DKK-Toa Corp.	1,800	10,370
	DKS Co. Ltd.	7,153	89,215
	DMG Mori Co. Ltd.	70,500	815,870
	Doshisha Co. Ltd.	19,100	194,143
	Double Standard, Inc.	2,600	45,833
	Doutor Nichires Holdings Co. Ltd.	31,200	348,072
	Dowa Holdings Co. Ltd.	41,400	1,314,534
#	Drecom Co. Ltd.	9,700	49,948
	DTS Corp.	20,600	489,757
	Duskin Co. Ltd.	32,300	619,369
	DyDo Group Holdings, Inc.	8,400	256,318
	Eagle Industry Co. Ltd.	23,101	171,334
	Earth Corp.	8,600	297,677
	EAT & Holdings Co. Ltd.	2,000	28,809
	Ebara Corp.	39,800	1,293,186
	Ebara Foods Industry, Inc.	5,100	110,552
	Ebara Jitsugyo Co. Ltd.	10,600	155,131
	Ebase Co. Ltd.	16,000	59,175
	Eco’s Co. Ltd.	8,100	99,139
	EDION Corp.	79,600	631,800
	EF-ON, Inc.	12,361	53,224
	eGuarantee, Inc.	11,400	184,124
*	E-Guardian, Inc.	4,100	83,775
	Ehime Bank Ltd.	21,029	120,977
	Eiken Chemical Co. Ltd.	26,500	327,314
	Eisai Co. Ltd.	7,700	464,334
	Eizo Corp.	15,200	369,763
#	EJ Holdings, Inc.	9,400	82,249
	Elan Corp.	22,100	169,729
	Elecom Co. Ltd.	29,700	275,136
	Electric Power Development Co. Ltd.	8,200	114,043
	Elematec Corp.	17,148	178,741
	en Japan, Inc.	13,692	237,843
	Endo Lighting Corp.	13,600	68,790
	ENEOS Holdings, Inc.	2,151,970	7,098,607
	Enigmo, Inc.	20,800	76,763
	Enomoto Co. Ltd.	5,700	68,480
	Enplas Corp.	9,700	265,030

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Entrust, Inc.	5,600	$24,218
#	Envipro Holdings, Inc.	10,600	53,391
	eRex Co. Ltd.	8,000	135,387
#	ERI Holdings Co. Ltd.	3,400	23,858
	ES-Con Japan Ltd.	14,000	76,297
	Eslead Corp.	8,300	104,912
	ESPEC Corp.	17,300	221,849
	Exedy Corp.	29,364	344,247
	EXEO Group, Inc.	67,654	991,236
	Ezaki Glico Co. Ltd.	30,300	681,689
	F&M Co. Ltd.	3,700	54,337
#	FALCO HOLDINGS Co. Ltd.	7,700	91,568
	Fancl Corp.	9,300	176,190
	FANUC Corp.	3,000	392,555
	FCC Co. Ltd.	29,655	288,334
*	FDK Corp.	11,900	71,991
	Feed One Co. Ltd.	20,268	91,533
	Felissimo Corp.	1,200	7,891
	Fenwal Controls of Japan Ltd.	3,400	32,016
	Ferrotec Holdings Corp.	36,900	625,275
	Fibergate, Inc.	5,700	34,987
	FIDEA Holdings Co. Ltd.	34,020	296,180
	Financial Products Group Co. Ltd.	53,900	421,212
	FINDEX, Inc.	6,400	26,558
	First Bank of Toyama Ltd.	39,200	108,407
#	First Juken Co. Ltd.	7,900	55,270
	Fixstars Corp.	13,800	104,283
	FJ Next Holdings Co. Ltd.	21,800	145,453
	Focus Systems Corp.	4,100	27,831
	Food & Life Cos. Ltd.	35,000	588,736
	Forum Engineering, Inc.	7,100	43,913
	Foster Electric Co. Ltd.	20,500	107,130
	FP Corp.	22,100	525,770
	France Bed Holdings Co. Ltd.	28,200	176,315
*	FreakOut Holdings, Inc.	2,300	20,723
	Freebit Co. Ltd.	8,100	59,925
	Freund Corp.	5,300	25,001
#	F-Tech, Inc.	6,600	23,068
	FTGroup Co. Ltd.	6,300	35,760
	Fudo Tetra Corp.	17,000	168,833
	Fuji Co. Ltd.	19,500	241,159
	Fuji Corp.	69,900	922,971
	Fuji Corp.	12,400	105,710
	Fuji Corp. Ltd.	19,399	81,126
	Fuji Electric Co. Ltd.	20,300	784,899
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,400	33,764
	Fuji Kyuko Co. Ltd.	9,400	290,667
	Fuji Media Holdings, Inc.	37,400	260,120
#	Fuji Oil Co. Ltd.	51,200	104,414
	Fuji Oil Holdings, Inc.	42,900	675,404
	Fuji Pharma Co. Ltd.	12,500	90,004
	Fuji Seal International, Inc.	38,972	456,552
	Fuji Soft, Inc.	7,900	429,778
	Fujibo Holdings, Inc.	8,700	196,997
	Fujicco Co. Ltd.	19,900	254,477
	FUJIFILM Holdings Corp.	15,000	686,248
	Fujikura Composites, Inc.	18,600	101,143
	Fujikura Kasei Co. Ltd.	21,300	55,949
	Fujikura Ltd.	285,900	1,692,807

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fujimi, Inc.	5,600	$233,806
	Fujimori Kogyo Co. Ltd.	15,100	315,417
	Fujisash Co. Ltd.	52,800	24,148
	Fujitsu General Ltd.	16,500	376,563
	Fujitsu Ltd.	7,500	862,939
	Fujiya Co. Ltd.	10,100	173,468
	FuKoKu Co. Ltd.	9,000	62,509
	Fukuda Corp.	5,300	172,735
	Fukuda Denshi Co. Ltd.	7,500	391,529
	Fukui Bank Ltd.	17,000	155,406
	Fukui Computer Holdings, Inc.	6,100	142,415
	Fukuoka Financial Group, Inc.	101,408	1,725,519
	Fukushima Galilei Co. Ltd.	7,300	200,753
	Fukuyama Transporting Co. Ltd.	25,623	559,057
	FULLCAST Holdings Co. Ltd.	10,900	218,019
	Funai Soken Holdings, Inc.	18,760	334,403
	Furukawa Battery Co. Ltd.	10,900	76,976
	Furukawa Co. Ltd.	26,000	227,976
	Furukawa Electric Co. Ltd.	67,600	1,042,921
	Furuno Electric Co. Ltd.	24,800	178,853
#	Furuya Metal Co. Ltd.	1,600	85,824
#	Furyu Corp.	18,000	141,407
	Fuso Chemical Co. Ltd.	14,000	316,229
	Fuso Pharmaceutical Industries Ltd.	5,100	70,704
	Futaba Corp.	29,000	117,344
	Futaba Industrial Co. Ltd.	48,000	120,480
	Future Corp.	23,400	262,606
	Fuyo General Lease Co. Ltd.	23,500	1,306,043
	G-7 Holdings, Inc.	18,000	172,341
	Gakken Holdings Co. Ltd.	25,200	166,170
	Gakkyusha Co. Ltd.	3,300	36,639
#	Gakujo Co. Ltd.	7,000	67,686
	Gecoss Corp.	13,700	73,499
#	Genki Sushi Co. Ltd.	4,900	102,095
	Genky DrugStores Co. Ltd.	8,400	213,850
	Geo Holdings Corp.	43,100	563,907
	Gift Holdings, Inc.	2,500	58,144
	Giken Ltd.	500	10,773
	GL Sciences, Inc.	7,000	103,967
	GLOBERIDE, Inc.	17,400	271,962
	Glory Ltd.	45,673	704,215
	Glosel Co. Ltd.	15,700	43,863
#	GMO Financial Holdings, Inc.	26,900	103,320
	GMO GlobalSign Holdings KK	3,300	102,579
	GMO internet group, Inc.	16,400	282,750
	GMO Payment Gateway, Inc.	5,600	402,673
	Godo Steel Ltd.	10,300	118,321
	Goldcrest Co. Ltd.	19,090	224,055
	Goldwin, Inc.	3,400	177,560
	Golf Digest Online, Inc.	12,300	120,254
#	Good Com Asset Co. Ltd.	14,800	69,677
	Grandy House Corp.	13,500	50,254
	gremz, Inc.	2,100	24,285
	GS Yuasa Corp.	56,600	861,684
	GSI Creos Corp.	9,200	88,902
	G-Tekt Corp.	21,032	188,003
	Gun-Ei Chemical Industry Co. Ltd.	4,600	74,286
	GungHo Online Entertainment, Inc.	31,270	462,205
	Gunma Bank Ltd.	330,200	900,609

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Gunze Ltd.	15,300	$393,009
	H.U. Group Holdings, Inc.	40,400	752,038
	H2O Retailing Corp.	78,300	658,923
#	HABA Laboratories, Inc.	400	6,634
	Hachijuni Bank Ltd.	284,800	908,271
#	Hagihara Industries, Inc.	9,695	66,498
	Hagiwara Electric Holdings Co. Ltd.	6,900	104,725
	Hakudo Co. Ltd.	5,700	94,334
	Hakuhodo DY Holdings, Inc.	101,100	851,843
#	Hakuto Co. Ltd.	12,500	322,006
#	Halows Co. Ltd.	8,300	166,715
	Hamakyorex Co. Ltd.	16,400	366,332
	Hamamatsu Photonics KK	8,000	361,930
	Handsman Co. Ltd.	4,200	23,880
	Hankyu Hanshin Holdings, Inc.	16,852	500,517
	Hanwa Co. Ltd.	34,400	831,928
	Happinet Corp.	19,600	269,615
	Hard Off Corp. Co. Ltd.	8,200	69,870
	Harima Chemicals Group, Inc.	12,200	67,742
#	Harmonic Drive Systems, Inc.	2,800	93,458
	Haseko Corp.	176,600	1,818,666
	Hashimoto Sogyo Holdings Co. Ltd.	3,800	25,141
	Hazama Ando Corp.	147,450	854,566
	Heian Ceremony Service Co. Ltd.	1,300	6,579
	Heiwa Corp.	40,900	659,846
	Heiwa Real Estate Co. Ltd.	15,500	429,794
	Heiwado Co. Ltd.	31,500	398,625
#*	Hennge KK	5,200	36,686
	Hibiya Engineering Ltd.	16,700	213,742
	Hikari Tsushin, Inc.	2,100	253,668
#	HI-LEX Corp.	25,900	184,188
*	Hino Motors Ltd.	190,500	791,675
#	Hioki EE Corp.	6,100	291,170
	Hirakawa Hewtech Corp.	10,100	73,613
	Hirano Tecseed Co. Ltd.	11,200	131,877
	Hirata Corp.	7,300	213,551
	Hirogin Holdings, Inc.	241,100	994,645
	Hirose Electric Co. Ltd.	1,300	168,638
	Hiroshima Gas Co. Ltd.	16,700	38,722
	Hisaka Works Ltd.	21,000	119,275
	Hisamitsu Pharmaceutical Co., Inc.	12,800	315,798
	Hitachi Construction Machinery Co. Ltd.	15,300	299,330
	Hitachi Ltd.	43,100	1,955,611
	Hitachi Ltd., ADR	303	27,461
	Hitachi Transport System Ltd.	12,100	724,137
	Hitachi Zosen Corp.	190,240	1,096,734
	Hito Communications Holdings, Inc.	3,700	41,403
	Hochiki Corp.	13,400	128,425
	Hodogaya Chemical Co. Ltd.	8,100	155,836
	Hogy Medical Co. Ltd.	17,700	392,568
	Hokkaido Electric Power Co., Inc.	13,300	40,472
	Hokkaido Gas Co. Ltd.	2,400	27,475
	Hokkan Holdings Ltd.	8,000	70,266
	Hokko Chemical Industry Co. Ltd.	17,500	111,429
	Hokkoku Financial Holdings, Inc.	20,900	638,161
#	Hokuetsu Corp.	109,000	565,433
	Hokuetsu Industries Co. Ltd.	18,500	139,224
	Hokuhoku Financial Group, Inc.	221,237	1,329,138
	Hokuriku Electric Industry Co. Ltd.	6,200	43,857

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hokuriku Electric Power Co.	21,400	$71,651
#	Hokuriku Electrical Construction Co. Ltd.	13,199	60,187
	Hokuto Corp.	22,600	291,711
	Honda Motor Co. Ltd., Sponsored ADR	29,040	662,693
	Honda Motor Co. Ltd.	128,435	2,928,636
	H-One Co. Ltd.	19,000	76,689
	Honeys Holdings Co. Ltd.	18,370	149,003
	Hoosiers Holdings Co. Ltd.	29,600	155,673
	Horiba Ltd.	23,200	951,838
	Hoshizaki Corp.	2,600	74,490
	Hosiden Corp.	58,000	611,775
	Hosokawa Micron Corp.	13,300	241,331
	Hotland Co. Ltd.	4,600	43,396
	House Foods Group, Inc.	20,600	385,268
	Howa Machinery Ltd.	12,800	74,017
	HPC Systems, Inc.	1,000	13,675
	HS Holdings Co. Ltd.	21,400	154,045
	Hulic Co. Ltd.	47,567	345,543
	Hyakugo Bank Ltd.	194,643	430,857
	Hyakujushi Bank Ltd.	8,401	94,185
	Ibiden Co. Ltd.	53,400	1,799,972
	IBJ, Inc.	11,100	71,130
	Ichigo, Inc.	97,300	218,978
	Ichiken Co. Ltd.	5,200	62,785
	Ichikoh Industries Ltd.	36,800	105,068
	Ichinen Holdings Co. Ltd.	24,200	207,215
	Ichiyoshi Securities Co. Ltd.	29,300	118,666
	Icom, Inc.	11,100	186,604
	ID Holdings Corp.	3,000	18,283
	IDEA Consultants, Inc.	4,600	46,174
	Idec Corp.	28,400	608,293
	Idemitsu Kosan Co. Ltd.	152,426	3,335,116
	IDOM, Inc.	67,000	335,410
	Ihara Science Corp.	700	10,575
	IHI Corp.	46,700	1,041,597
	Iida Group Holdings Co. Ltd.	47,720	662,609
	Iino Kaiun Kaisha Ltd.	95,700	476,271
	IJTT Co. Ltd.	17,000	57,835
	I’ll, Inc.	3,700	46,042
	Imagica Group, Inc.	19,800	117,774
#	Imasen Electric Industrial	14,000	51,874
#	i-mobile Co. Ltd.	3,300	26,344
	Imuraya Group Co. Ltd.	5,900	86,811
	Inaba Denki Sangyo Co. Ltd.	33,300	621,605
#	Inaba Seisakusho Co. Ltd.	7,400	68,340
	Inabata & Co. Ltd.	48,600	802,940
#	Inageya Co. Ltd.	16,200	122,681
*	I-NE Co. Ltd.	2,200	63,735
	Ines Corp.	20,800	211,602
#	I-Net Corp.	10,100	90,745
	Infocom Corp.	14,700	210,994
	Infomart Corp.	56,200	181,808
	Information Services International-Dentsu Ltd.	6,200	189,625
	INFRONEER Holdings, Inc.	212,068	1,470,121
	Innotech Corp.	12,900	108,854
	Inpex Corp.	363,700	3,670,604
	Insource Co. Ltd.	12,000	242,310
	Intage Holdings, Inc.	30,500	335,573
	Intelligent Wave, Inc.	2,400	13,395

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Inter Action Corp.	5,000	$47,821
	Internet Initiative Japan, Inc.	27,400	430,082
#	Inui Global Logistics Co. Ltd.	4,900	62,530
	I-PEX, Inc.	11,900	102,357
	IR Japan Holdings Ltd.	4,400	64,334
	Iriso Electronics Co. Ltd.	10,100	292,617
	I’rom Group Co. Ltd.	2,900	50,325
	ISB Corp.	6,700	58,900
	Ise Chemicals Corp.	1,600	56,202
	Iseki & Co. Ltd.	14,208	117,388
	Isetan Mitsukoshi Holdings Ltd.	186,500	1,656,518
	Ishihara Chemical Co. Ltd.	10,500	87,654
	Ishihara Sangyo Kaisha Ltd.	34,900	240,368
	Ishii Iron Works Co. Ltd.	1,900	31,419
	Ishizuka Glass Co. Ltd.	1,600	15,754
	Isuzu Motors Ltd.	174,700	2,054,412
*	ITbook Holdings Co. Ltd.	6,500	17,908
	Itfor, Inc.	19,000	97,918
	ITmedia, Inc.	3,700	42,778
	Ito En Ltd.	6,600	232,454
	ITOCHU Corp.	72,400	1,871,144
	Itochu Enex Co. Ltd.	66,100	454,877
	Itochu Techno-Solutions Corp.	9,200	213,290
	Itochu-Shokuhin Co. Ltd.	5,200	170,603
	Itoham Yonekyu Holdings, Inc.	143,078	639,818
	Itoki Corp.	29,353	83,745
	IwaiCosmo Holdings, Inc.	23,100	195,590
	Iwaki Co. Ltd.	9,600	91,145
	Iwasaki Electric Co. Ltd.	6,400	112,442
	Iwatani Corp.	29,900	1,100,960
	Iwatsu Electric Co. Ltd.	6,100	30,835
	Iwatsuka Confectionery Co. Ltd.	1,100	29,729
	Iyogin Holdings, Inc.	200,682	941,559
	Izumi Co. Ltd.	28,100	566,863
	J Front Retailing Co. Ltd.	150,800	1,218,921
#	J Trust Co. Ltd.	56,800	249,426
	JAC Recruitment Co. Ltd.	13,700	233,090
	Jaccs Co. Ltd.	23,600	572,280
	JAFCO Group Co. Ltd.	86,100	1,321,057
	JANOME Corp.	22,800	97,117
*	Japan Airlines Co. Ltd.	10,700	199,856
*	Japan Airport Terminal Co. Ltd.	2,800	119,843
	Japan Aviation Electronics Industry Ltd.	47,200	734,615
#	Japan Best Rescue System Co. Ltd.	10,600	56,874
	Japan Cash Machine Co. Ltd.	19,300	90,167
*	Japan Communications, Inc.	77,800	117,035
	Japan Electronic Materials Corp.	9,900	96,033
	Japan Elevator Service Holdings Co. Ltd.	28,600	337,350
	Japan Exchange Group, Inc.	48,600	638,691
#	Japan Foundation Engineering Co. Ltd.	16,100	45,234
*	Japan Hospice Holdings, Inc.	900	12,558
	Japan Investment Adviser Co. Ltd.	6,100	57,148
	Japan Lifeline Co. Ltd.	51,700	348,630
	Japan Material Co. Ltd.	27,000	355,471
	Japan Medical Dynamic Marketing, Inc.	11,600	92,296
	Japan Oil Transportation Co. Ltd.	1,500	22,004
	Japan Petroleum Exploration Co. Ltd.	6,900	179,282
	Japan Post Holdings Co. Ltd.	150,800	1,014,066
	Japan Post Insurance Co. Ltd.	26,800	396,724

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan Property Management Center Co. Ltd.	10,700	$73,084
	Japan Pulp & Paper Co. Ltd.	13,500	416,553
	Japan Pure Chemical Co. Ltd.	1,100	17,800
	Japan Securities Finance Co. Ltd.	94,200	564,279
	Japan Steel Works Ltd.	12,900	266,365
	Japan System Techniques Co. Ltd.	3,400	34,343
	Japan Tobacco, Inc.	56,200	941,205
	Japan Transcity Corp.	33,400	111,136
	Japan Wool Textile Co. Ltd.	52,200	349,944
	Jastec Co. Ltd.	6,100	52,755
	JBCC Holdings, Inc.	15,100	196,860
	JCR Pharmaceuticals Co. Ltd.	14,400	214,020
	JCU Corp.	16,700	315,820
	JDC Corp.	28,900	111,492
	Jeol Ltd.	12,300	450,096
	JFE Holdings, Inc.	329,160	3,015,473
	JFE Systems, Inc.	1,500	22,522
	JGC Holdings Corp.	102,200	1,229,216
#*	JIG-SAW, Inc.	2,700	79,760
#	Jimoto Holdings, Inc.	12,090	33,471
	JINS Holdings, Inc.	6,400	192,459
	JINUSHI Co. Ltd.	11,300	155,716
	JK Holdings Co. Ltd.	14,300	104,726
	JM Holdings Co. Ltd.	10,400	118,518
	JMDC, Inc.	2,100	74,370
	JMS Co. Ltd.	23,000	81,647
*	Joban Kosan Co. Ltd.	3,900	30,549
	J-Oil Mills, Inc.	17,400	185,080
	Joshin Denki Co. Ltd.	14,601	187,946
	Joyful Honda Co. Ltd.	22,700	276,697
	JP-Holdings, Inc.	42,700	85,748
	JSB Co. Ltd.	2,200	56,976
	JSP Corp.	12,401	121,208
	JSR Corp.	8,000	152,008
	J-Stream, Inc.	7,300	29,526
#	JTEKT Corp.	139,975	988,200
#	Juki Corp.	24,600	120,732
	Juroku Financial Group, Inc.	23,200	389,804
	Justsystems Corp.	15,100	317,592
	JVCKenwood Corp.	146,001	211,964
	K&O Energy Group, Inc.	14,800	206,217
	Kadokawa Corp.	11,353	203,265
	Kadoya Sesame Mills, Inc.	300	7,050
	Kaga Electronics Co. Ltd.	18,700	554,208
	Kagome Co. Ltd.	11,200	223,853
	Kajima Corp.	176,021	1,656,922
	Kakaku.com, Inc.	11,300	191,117
	Kaken Pharmaceutical Co. Ltd.	11,800	302,024
	Kakiyasu Honten Co. Ltd.	7,700	115,066
	Kamakura Shinsho Ltd.	9,000	48,441
	Kameda Seika Co. Ltd.	7,300	225,570
	Kamei Corp.	18,600	138,433
	Kamigumi Co. Ltd.	66,400	1,262,708
	Kanaden Corp.	16,600	119,905
	Kanagawa Chuo Kotsu Co. Ltd.	5,000	111,593
	Kanamic Network Co. Ltd.	11,700	48,809
#	Kanamoto Co. Ltd.	27,775	400,960
	Kandenko Co. Ltd.	96,400	541,859
	Kaneka Corp.	50,000	1,239,863

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kaneko Seeds Co. Ltd.	5,800	$56,906
	Kanematsu Corp.	80,300	794,510
	Kanematsu Electronics Ltd.	8,300	246,570
	Kanemi Co. Ltd.	1,400	26,034
	Kansai Paint Co. Ltd.	43,800	571,554
	Kanto Denka Kogyo Co. Ltd.	47,100	300,448
	Kao Corp.	9,100	339,903
	Katakura Industries Co. Ltd.	18,300	250,383
	Katitas Co. Ltd.	18,100	405,035
	Kato Sangyo Co. Ltd.	21,400	500,170
	Kato Works Co. Ltd.	8,400	40,208
	Kawada Technologies, Inc.	3,800	92,552
	Kawai Musical Instruments Manufacturing Co. Ltd.	6,200	110,172
	Kawasaki Heavy Industries Ltd.	119,400	2,030,683
#	Kawasaki Kisen Kaisha Ltd.	12,597	191,011
	KDDI Corp.	96,900	2,864,070
	KeePer Technical Laboratory Co. Ltd.	8,300	228,885
	Keihan Holdings Co. Ltd.	22,600	581,425
	Keihanshin Building Co. Ltd.	9,500	84,368
	Keihin Co. Ltd.	3,500	32,643
	Keikyu Corp.	17,800	182,719
	Keisei Electric Railway Co. Ltd.	1,558	41,353
	KEIWA, Inc.	2,600	63,309
	Keiyo Bank Ltd.	180,600	634,363
	Keiyo Co. Ltd.	34,800	212,024
	KEL Corp.	4,100	44,536
	Kenko Mayonnaise Co. Ltd.	13,800	155,763
	Kewpie Corp.	34,600	546,242
	KeyHolder, Inc.	7,300	39,480
#	KFC Holdings Japan Ltd.	13,300	248,921
	KFC Ltd.	3,500	35,718
	KH Neochem Co. Ltd.	31,200	532,534
	Kibun Foods, Inc.	5,200	31,218
	Kikkoman Corp.	9,600	520,224
	Kimoto Co. Ltd.	28,900	45,432
#	Kimura Chemical Plants Co. Ltd.	18,500	89,940
#	Kimura Unity Co. Ltd.	5,600	29,145
	Kinden Corp.	69,000	702,100
	King Jim Co. Ltd.	1,500	9,217
	Kirin Holdings Co. Ltd.	26,280	386,314
	Kissei Pharmaceutical Co. Ltd.	28,600	505,200
	Ki-Star Real Estate Co. Ltd.	9,100	282,140
	Kitagawa Corp.	6,700	56,652
	Kita-Nippon Bank Ltd.	8,000	101,183
	Kitano Construction Corp.	3,200	51,838
	Kitanotatsujin Corp.	35,800	69,399
	Kitz Corp.	70,000	414,984
	Kiyo Bank Ltd.	61,300	590,318
	Koa Corp.	34,600	498,323
	Koa Shoji Holdings Co. Ltd.	2,600	10,592
	Koatsu Gas Kogyo Co. Ltd.	27,300	115,656
	Kobayashi Pharmaceutical Co. Ltd.	3,100	164,507
#	Kobe Bussan Co. Ltd.	16,800	364,402
*	Kobe Electric Railway Co. Ltd.	1,600	34,878
	Kobe Steel Ltd.	272,680	1,118,231
	Koei Tecmo Holdings Co. Ltd.	2,200	33,196
	Kohnan Shoji Co. Ltd.	33,000	690,956
	Kohsoku Corp.	9,200	97,849
	Koito Manufacturing Co. Ltd.	14,200	201,595

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Kojima Co. Ltd.	27,000	$111,784
	Kokuyo Co. Ltd.	67,300	834,756
	KOMAIHALTEC, Inc.	2,399	25,185
	Komatsu Ltd.	49,600	971,673
	Komatsu Matere Co. Ltd.	24,100	132,009
	Komatsu Wall Industry Co. Ltd.	6,800	83,552
	KOMEDA Holdings Co. Ltd.	23,800	397,492
	Komehyo Holdings Co. Ltd.	5,700	125,378
	Komeri Co. Ltd.	29,300	511,166
	Komori Corp.	34,200	186,167
#	Konaka Co. Ltd.	8,900	19,947
	Konami Group Corp.	14,800	648,703
	Kondotec, Inc.	18,600	126,204
	Konica Minolta, Inc.	397,100	1,209,946
	Konishi Co. Ltd.	25,700	300,215
	Konoike Transport Co. Ltd.	25,500	268,353
	Konoshima Chemical Co. Ltd.	5,200	40,762
#	Kosaido Holdings Co. Ltd.	14,900	152,074
	Kose Corp.	1,300	129,767
	Kotobukiya Co. Ltd.	800	45,710
	Kozo Keikaku Engineering, Inc.	3,200	61,135
	KPP Group Holdings Co. Ltd.	29,100	158,862
	Krosaki Harima Corp.	5,600	173,904
	KRS Corp.	12,200	86,298
	K’s Holdings Corp.	96,820	758,721
	KU Holdings Co. Ltd.	11,700	93,238
	Kubota Corp.	32,000	446,387
	Kumagai Gumi Co. Ltd.	29,432	497,556
	Kumiai Chemical Industry Co. Ltd.	28,000	184,019
	Kunimine Industries Co. Ltd.	2,100	10,123
	Kurabo Industries Ltd.	13,300	186,126
	Kuraray Co. Ltd.	245,300	1,686,813
	Kureha Corp.	13,100	841,145
	Kurimoto Ltd.	8,300	90,637
	Kurita Water Industries Ltd.	11,600	424,618
	Kuriyama Holdings Corp.	9,500	61,184
	Kuroda Precision Industries Ltd.	1,000	11,771
#	Kusuri no Aoki Holdings Co. Ltd.	8,300	400,084
	KYB Corp.	14,700	321,576
	Kyocera Corp.	23,485	1,137,295
	Kyoden Co. Ltd.	13,100	48,083
	Kyodo Printing Co. Ltd.	6,600	111,979
	Kyoei Steel Ltd.	22,100	195,141
#	Kyokuto Boeki Kaisha Ltd.	9,200	79,734
	Kyokuto Kaihatsu Kogyo Co. Ltd.	32,400	301,076
	Kyokuto Securities Co. Ltd.	11,501	48,250
	Kyokuyo Co. Ltd.	7,900	191,924
	KYORIN Holdings, Inc.	33,800	418,238
	KYORITSU Co. Ltd.	100	77
	Kyosan Electric Manufacturing Co. Ltd.	39,000	105,091
	Kyowa Electronic Instruments Co. Ltd.	11,700	26,104
	Kyowa Kirin Co. Ltd.	7,800	183,703
	Kyowa Leather Cloth Co. Ltd.	4,900	16,740
	Kyudenko Corp.	39,700	842,053
	Kyushu Electric Power Co., Inc.	30,800	152,493
	Kyushu Financial Group, Inc.	291,780	737,803
	Kyushu Railway Co.	9,600	200,772
	LAC Co. Ltd.	10,100	53,164
	Lacto Japan Co. Ltd.	8,000	114,640

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Lasertec Corp.	5,400	$758,759
	Lawson, Inc.	16,100	514,347
#	LEC, Inc.	13,600	80,369
	Life Corp.	15,800	235,498
*	LIFULL Co. Ltd.	65,200	72,154
	LIKE, Inc.	3,600	50,681
	Linical Co. Ltd.	6,700	33,334
#	Link & Motivation, Inc.	20,000	120,740
	Lintec Corp.	34,900	523,626
	Lion Corp.	44,500	449,748
	LITALICO, Inc.	9,600	202,874
	Lixil Corp.	68,200	1,030,180
*	Locondo, Inc.	1,400	11,708
	Look Holdings, Inc.	5,800	79,860
*	M&A Capital Partners Co. Ltd.	8,000	203,557
	Mabuchi Motor Co. Ltd.	20,000	542,688
*	Macbee Planet, Inc.	800	46,379
	Macnica Holdings, Inc.	45,850	917,049
	Macromill, Inc.	36,803	274,315
	Maeda Kosen Co. Ltd.	9,200	186,864
	Maezawa Industries, Inc.	16,300	66,190
#	Maezawa Kasei Industries Co. Ltd.	11,300	101,561
	Maezawa Kyuso Industries Co. Ltd.	16,800	103,545
	Makino Milling Machine Co. Ltd.	22,000	679,768
	Makita Corp., Sponsored ADR	3,976	72,562
	Makita Corp.	11,743	214,586
#	Management Solutions Co. Ltd.	4,900	96,587
	Mandom Corp.	26,700	270,122
	Mani, Inc.	6,400	93,233
	MarkLines Co. Ltd.	5,700	98,064
	Mars Group Holdings Corp.	10,500	128,706
	Marubeni Corp.	124,300	1,088,111
	Marubun Corp.	13,800	79,891
	Marudai Food Co. Ltd.	15,000	141,422
	Marufuji Sheet Piling Co. Ltd.	1,100	14,210
	Maruha Nichiro Corp.	36,430	561,743
	Marui Group Co. Ltd.	25,200	412,282
	Maruichi Steel Tube Ltd.	45,500	858,843
	MARUKA FURUSATO Corp.	7,869	195,512
#	Marumae Co. Ltd.	1,900	22,743
#	Marusan Securities Co. Ltd.	60,900	169,881
	Maruwa Co. Ltd.	6,400	751,947
	Maruzen CHI Holdings Co. Ltd.	10,600	22,877
	Maruzen Co. Ltd.	7,900	95,003
	Maruzen Showa Unyu Co. Ltd.	13,900	283,671
	Marvelous, Inc.	26,500	120,230
	Matsuda Sangyo Co. Ltd.	10,500	156,642
	Matsui Construction Co. Ltd.	17,600	66,712
#	Matsui Securities Co. Ltd.	59,900	318,989
	MatsukiyoCocokara & Co.	11,060	402,680
	Max Co. Ltd.	17,300	246,555
	Maxell Ltd.	42,500	352,577
	Maxvalu Tokai Co. Ltd.	6,100	115,016
	Mazda Motor Corp.	127,500	858,452
	McDonald’s Holdings Co. Japan Ltd.	5,700	197,888
	MCJ Co. Ltd.	52,900	334,083
	Mebuki Financial Group, Inc.	540,023	1,050,174
	MEC Co. Ltd.	11,600	185,411
	Media Do Co. Ltd.	6,800	96,888

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Medical Data Vision Co. Ltd.	14,600	$108,595
	Medical System Network Co. Ltd.	20,600	55,743
	Medikit Co. Ltd.	2,800	45,536
	Medipal Holdings Corp.	95,100	1,179,054
	Medius Holdings Co. Ltd.	8,400	41,007
#*	MedPeer, Inc.	2,100	21,582
	Megachips Corp.	12,900	220,814
	Megmilk Snow Brand Co. Ltd.	36,800	400,764
	Meidensha Corp.	33,900	451,016
	Meiho Facility Works Ltd.	5,000	22,634
	Meiji Electric Industries Co. Ltd.	6,100	42,752
	MEIJI Holdings Co. Ltd.	20,300	835,327
#	Meiji Shipping Co. Ltd.	6,100	31,550
	Meiko Electronics Co. Ltd.	22,100	391,780
	Meisei Industrial Co. Ltd.	33,800	160,283
	Meitec Corp.	38,700	651,854
#	Meito Sangyo Co. Ltd.	11,400	122,176
#*	Meiwa Corp.	24,900	122,358
#	Meiwa Estate Co. Ltd.	10,900	44,743
	Melco Holdings, Inc.	5,900	123,946
#	Members Co. Ltd.	2,700	49,530
	Menicon Co. Ltd.	24,400	416,604
*	Mercari, Inc.	5,500	91,306
	Mercuria Holdings Co. Ltd.	4,800	19,414
*	Metaps, Inc.	4,100	15,863
*	MetaReal Corp.	3,000	21,392
	METAWATER Co. Ltd.	11,000	140,772
	Micronics Japan Co. Ltd.	23,000	212,629
	Midac Holdings Co. Ltd.	2,900	72,063
	Mie Kotsu Group Holdings, Inc.	47,700	164,996
#	Mikuni Corp.	12,600	26,737
	Milbon Co. Ltd.	10,504	433,119
	MIMAKI ENGINEERING Co. Ltd.	12,300	60,757
	Mimasu Semiconductor Industry Co. Ltd.	14,900	230,417
	Minebea Mitsumi, Inc.	54,639	807,479
#	Ministop Co. Ltd.	16,700	158,619
	Mipox Corp.	10,400	43,721
	Mirai Industry Co. Ltd.	6,700	67,922
#	Miraial Co. Ltd.	6,700	71,350
	Mirait One Corp.	81,810	786,164
	Mirarth Holdings, Inc.	75,700	203,504
	Miroku Jyoho Service Co. Ltd.	12,800	128,494
	MISUMI Group, Inc.	26,100	555,916
	Mitani Corp.	32,000	318,364
	Mitani Sangyo Co. Ltd.	14,200	28,657
	Mitani Sekisan Co. Ltd.	4,500	115,692
	Mito Securities Co. Ltd.	48,000	74,198
	Mitsuba Corp.	35,561	93,885
	Mitsubishi Chemical Group Corp.	807,480	3,647,671
	Mitsubishi Corp.	114,900	3,112,512
	Mitsubishi Electric Corp.	98,000	862,263
	Mitsubishi Estate Co. Ltd.	51,100	642,598
	Mitsubishi Gas Chemical Co., Inc.	89,295	1,134,684
	Mitsubishi HC Capital, Inc.	561,770	2,410,587
	Mitsubishi Heavy Industries Ltd.	28,500	981,656
	Mitsubishi Kakoki Kaisha Ltd.	5,900	84,975
	Mitsubishi Logisnext Co. Ltd.	29,000	149,454
	Mitsubishi Logistics Corp.	32,399	710,944
	Mitsubishi Materials Corp.	72,880	952,577

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Mitsubishi Motors Corp.	128,700	$433,556
	Mitsubishi Pencil Co. Ltd.	28,350	275,929
	Mitsubishi Research Institute, Inc.	7,800	272,434
	Mitsubishi Shokuhin Co. Ltd.	13,600	275,281
	Mitsubishi Steel Manufacturing Co. Ltd.	9,900	60,753
	Mitsubishi UFJ Financial Group, Inc.	1,117,000	5,276,539
	Mitsuboshi Belting Ltd.	22,300	474,371
	Mitsui & Co. Ltd., Sponsored ADR	81	35,743
	Mitsui & Co. Ltd.	92,600	2,049,161
	Mitsui Chemicals, Inc.	120,700	2,234,027
	Mitsui DM Sugar Holdings Co. Ltd.	15,599	199,283
*	Mitsui E&S Holdings Co. Ltd.	42,500	119,239
	Mitsui Fudosan Co. Ltd.	52,600	1,007,204
	Mitsui High-Tec, Inc.	4,700	242,954
	Mitsui Matsushima Holdings Co. Ltd.	13,300	214,369
	Mitsui Mining & Smelting Co. Ltd.	69,200	1,397,672
#	Mitsui OSK Lines Ltd.	35,100	694,811
	Mitsui-Soko Holdings Co. Ltd.	28,300	589,949
	Mitsuuroko Group Holdings Co. Ltd.	33,400	229,929
	Miura Co. Ltd.	12,300	250,495
	Mixi, Inc.	39,800	623,945
	Miyaji Engineering Group, Inc.	5,800	127,890
	Miyazaki Bank Ltd.	26,900	403,361
	Miyoshi Oil & Fat Co. Ltd.	5,500	36,677
	Mizuho Financial Group, Inc.	219,305	2,371,885
	Mizuho Leasing Co. Ltd.	25,800	562,140
	Mizuno Corp.	18,200	311,582
	Mochida Pharmaceutical Co. Ltd.	12,500	287,844
#	Monex Group, Inc.	167,900	583,253
#	Money Partners Group Co. Ltd.	13,100	24,114
	Monogatari Corp.	5,100	233,653
	MonotaRO Co. Ltd.	32,400	491,827
	MORESCO Corp.	1,500	10,371
	Morinaga & Co. Ltd.	24,300	607,796
	Morinaga Milk Industry Co. Ltd.	34,800	987,287
	Moriroku Holdings Co. Ltd.	7,800	88,732
	Morita Holdings Corp.	27,900	239,272
	Morito Co. Ltd.	17,800	89,944
	Morningstar Japan KK	15,700	48,972
	Morozoff Ltd.	5,200	128,742
#	Mortgage Service Japan Ltd.	6,000	33,857
	Mory Industries, Inc.	4,800	86,016
	MrMax Holdings Ltd.	31,100	142,977
	MS&AD Insurance Group Holdings, Inc.	41,282	1,093,197
	MTG Co. Ltd.	1,600	12,124
	MTI Ltd.	17,200	58,776
	m-up Holdings, Inc.	12,400	130,878
	Murakami Corp.	4,500	68,265
	Murata Manufacturing Co. Ltd.	19,300	913,651
	Musashi Seimitsu Industry Co. Ltd.	52,600	607,068
	Musashino Bank Ltd.	48,300	557,768
#	Mutoh Holdings Co. Ltd.	1,000	12,160
	Nabtesco Corp.	16,700	354,715
#	NAC Co. Ltd.	7,600	47,524
	Nachi-Fujikoshi Corp.	13,126	343,857
	Nadex Co. Ltd.	2,300	11,808
	Nafco Co. Ltd.	9,700	102,887
	Nagano Bank Ltd.	7,500	59,091
	Nagano Keiki Co. Ltd.	13,900	101,452

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nagase & Co. Ltd.	100,900	$1,374,693
	Nagatanien Holdings Co. Ltd.	10,200	137,320
	Nagawa Co. Ltd.	1,700	84,847
	Nagoya Railroad Co. Ltd.	13,900	212,934
	Naigai Tec Corp.	1,100	18,393
	Naigai Trans Line Ltd.	3,000	41,508
	Nakabayashi Co. Ltd.	16,400	58,455
	Nakamoto Packs Co. Ltd.	3,100	31,009
*	Nakamura Choukou Co. Ltd.	1,900	7,516
	Nakamuraya Co. Ltd.	3,208	67,318
	Nakanishi, Inc.	29,800	543,732
	Nakano Corp.	7,900	16,128
	Nakano Refrigerators Co. Ltd.	300	11,508
	Nakayama Steel Works Ltd.	21,500	92,011
*	Namura Shipbuilding Co. Ltd.	38,900	142,757
	Nankai Electric Railway Co. Ltd.	16,500	333,784
	Nanto Bank Ltd.	23,453	336,067
	Nanyo Corp.	1,500	18,159
	Narasaki Sangyo Co. Ltd.	2,400	27,303
	Nasu Denki Tekko Co. Ltd.	1,200	57,811
	Natori Co. Ltd.	6,700	93,054
	NEC Capital Solutions Ltd.	10,200	146,316
	NEC Corp.	63,500	2,101,906
	NEC Networks & System Integration Corp.	16,400	175,743
	NEOJAPAN, Inc.	1,600	10,911
	NET One Systems Co. Ltd.	36,300	745,553
	Neturen Co. Ltd.	29,000	130,316
#	New Art Holdings Co. Ltd.	6,700	68,052
	Nexon Co. Ltd.	7,400	123,833
	Nextage Co. Ltd.	29,500	568,598
*	NexTone, Inc.	1,800	53,006
	NGK Insulators Ltd.	89,200	1,040,612
	NGK Spark Plug Co. Ltd.	118,800	2,167,393
	NH Foods Ltd.	52,500	1,251,152
	NHK Spring Co. Ltd.	183,200	1,014,945
	Nicca Chemical Co. Ltd.	6,100	35,996
	Nice Corp.	5,300	47,643
#	Nichia Steel Works Ltd.	20,500	31,034
	Nichias Corp.	47,200	728,205
	Nichiban Co. Ltd.	10,100	115,355
	Nichicon Corp.	47,800	449,982
	Nichiden Corp.	10,600	125,309
	Nichiha Corp.	25,000	473,412
#	Nichimo Co. Ltd.	1,300	21,123
	Nichirei Corp.	45,900	713,857
	Nichireki Co. Ltd.	25,300	222,053
	Nichirin Co. Ltd.	9,620	109,052
	Nifco, Inc.	37,300	866,272
	Nihon Chouzai Co. Ltd.	10,480	93,060
	Nihon Dempa Kogyo Co. Ltd.	20,100	220,391
	Nihon Dengi Co. Ltd.	2,200	42,645
	Nihon Denkei Co. Ltd.	6,600	63,240
	Nihon Flush Co. Ltd.	21,700	141,182
#	Nihon House Holdings Co. Ltd.	30,526	85,735
	Nihon Kagaku Sangyo Co. Ltd.	10,600	72,079
	Nihon Kohden Corp.	33,600	752,375
	Nihon M&A Center Holdings, Inc.	35,400	399,447
	Nihon Nohyaku Co. Ltd.	32,800	202,567
	Nihon Parkerizing Co. Ltd.	66,600	432,947

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nihon Plast Co. Ltd.	18,500	$52,970
	Nihon Tokushu Toryo Co. Ltd.	11,600	66,413
#	Nihon Trim Co. Ltd.	3,400	53,436
	Niitaka Co. Ltd.	1,700	23,691
	Nikkiso Co. Ltd.	57,500	383,174
	Nikko Co. Ltd.	28,400	116,628
	Nikkon Holdings Co. Ltd.	58,000	906,061
	Nikon Corp.	47,200	456,477
	Nintendo Co. Ltd.	14,000	568,387
	Nippi, Inc.	1,599	37,136
	Nippn Corp.	47,300	497,879
	Nippon Air Conditioning Services Co. Ltd.	16,100	78,740
	Nippon Aqua Co. Ltd.	9,500	46,879
	Nippon Beet Sugar Manufacturing Co. Ltd.	11,800	130,135
	Nippon Carbide Industries Co., Inc.	6,900	59,449
	Nippon Carbon Co. Ltd.	7,200	203,814
	Nippon Ceramic Co. Ltd.	4,600	79,925
	Nippon Chemical Industrial Co. Ltd.	8,800	110,759
*	Nippon Chemi-Con Corp.	17,523	220,386
	Nippon Coke & Engineering Co. Ltd.	209,900	114,219
	Nippon Concept Corp.	4,800	55,814
#	Nippon Concrete Industries Co. Ltd.	38,600	62,525
	Nippon Denko Co. Ltd.	100,165	228,537
	Nippon Densetsu Kogyo Co. Ltd.	30,100	336,763
	Nippon Dry-Chemical Co. Ltd.	2,900	27,612
	Nippon Electric Glass Co. Ltd.	70,600	1,222,481
	Nippon Express Holdings, Inc.	16,700	839,140
#	Nippon Filcon Co. Ltd.	6,700	20,418
	Nippon Fine Chemical Co. Ltd.	12,300	172,545
	Nippon Gas Co. Ltd.	68,400	993,647
	Nippon Hume Corp.	18,900	77,973
	Nippon Kayaku Co. Ltd.	110,800	880,096
*	Nippon Kinzoku Co. Ltd.	1,000	6,194
#	Nippon Kodoshi Corp.	5,300	74,905
	Nippon Koei Co. Ltd.	11,800	263,990
	Nippon Light Metal Holdings Co. Ltd.	50,130	488,542
#	Nippon Paint Holdings Co. Ltd.	3,800	24,217
	Nippon Paper Industries Co. Ltd.	80,500	468,643
	Nippon Parking Development Co. Ltd.	143,500	249,104
	Nippon Pillar Packing Co. Ltd.	22,400	366,976
	Nippon Piston Ring Co. Ltd.	7,000	55,270
	Nippon Rietec Co. Ltd.	13,300	67,177
	Nippon Road Co. Ltd.	3,100	127,586
	Nippon Sanso Holdings Corp.	28,200	448,984
	Nippon Seiki Co. Ltd.	87,500	444,760
	Nippon Seisen Co. Ltd.	2,200	61,605
	Nippon Sharyo Ltd.	6,500	86,566
*	Nippon Sheet Glass Co. Ltd.	82,400	307,319
	Nippon Shinyaku Co. Ltd.	8,700	481,686
	Nippon Shokubai Co. Ltd.	16,400	588,280
	Nippon Signal Company Ltd.	30,600	207,413
	Nippon Soda Co. Ltd.	24,800	739,854
	Nippon Steel Corp.	145,050	1,989,877
	Nippon Steel Trading Corp.	15,100	519,546
	Nippon Suisan Kaisha Ltd.	264,800	943,262
	Nippon Thompson Co. Ltd.	66,700	237,891
	Nippon Yakin Kogyo Co. Ltd.	17,900	340,278
#	Nippon Yusen KK	197,165	3,571,531
	Nipro Corp.	127,200	958,869

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nishikawa Rubber Co. Ltd.	1,400	$11,135
#	Nishimatsu Construction Co. Ltd.	48,400	1,178,389
	Nishimatsuya Chain Co. Ltd.	27,800	254,854
	Nishimoto Co. Ltd.	3,700	103,588
	Nishi-Nippon Financial Holdings, Inc.	116,500	594,173
	Nishi-Nippon Railroad Co. Ltd.	11,200	219,674
	Nishio Rent All Co. Ltd.	22,900	460,434
	Nissan Chemical Corp.	12,300	553,689
	Nissan Motor Co. Ltd.	104,174	332,034
	Nissan Shatai Co. Ltd.	58,100	334,526
	Nissan Tokyo Sales Holdings Co. Ltd.	18,900	35,432
	Nissei ASB Machine Co. Ltd.	7,600	189,542
	Nissei Plastic Industrial Co. Ltd.	12,600	81,162
	Nissha Co. Ltd.	44,000	518,029
	Nisshin Group Holdings Co. Ltd.	25,100	72,600
	Nisshin Oillio Group Ltd.	23,700	508,147
	Nisshin Seifun Group, Inc.	64,000	691,559
	Nisshinbo Holdings, Inc.	160,739	1,114,208
	Nissin Corp.	12,300	159,164
	Nissin Electric Co. Ltd.	37,100	344,366
	Nissin Foods Holdings Co. Ltd.	2,600	168,295
	Nissin Sugar Co. Ltd.	12,200	139,468
	Nisso Corp.	21,200	80,358
	Nitori Holdings Co. Ltd.	8,500	770,245
	Nitta Corp.	19,100	370,610
#	Nitta Gelatin, Inc.	12,000	78,190
	Nittetsu Mining Co. Ltd.	11,400	226,804
	Nitto Boseki Co. Ltd.	24,300	360,174
	Nitto Denko Corp.	17,800	937,806
	Nitto Fuji Flour Milling Co. Ltd.	2,600	76,383
#	Nitto Kogyo Corp.	23,700	392,242
	Nitto Kohki Co. Ltd.	11,300	119,762
	Nitto Seiko Co. Ltd.	27,700	96,213
	Nittoc Construction Co. Ltd.	27,600	162,543
#	Nittoku Co. Ltd.	1,000	17,023
	NJS Co. Ltd.	5,300	73,871
	Noda Corp.	10,400	86,609
	Noevir Holdings Co. Ltd.	6,800	251,369
	NOF Corp.	15,500	533,145
	Nohmi Bosai Ltd.	18,700	201,720
	Nojima Corp.	59,300	493,871
	NOK Corp.	80,700	660,142
	Nomura Co. Ltd.	2,300	16,800
	Nomura Holdings, Inc.	456,200	1,476,244
#	Nomura Holdings, Inc., Sponsored ADR	29,168	95,088
#	Nomura Micro Science Co. Ltd.	2,700	67,653
	Nomura Real Estate Holdings, Inc.	87,800	1,984,614
	Noritake Co. Ltd.	10,700	297,039
	Noritsu Koki Co. Ltd.	21,100	379,850
	Noritz Corp.	25,200	258,666
	North Pacific Bank Ltd.	251,400	399,337
	Nozawa Corp.	3,800	17,934
	NS Solutions Corp.	7,800	179,276
	NS Tool Co. Ltd.	5,800	44,978
#	NS United Kaiun Kaisha Ltd.	9,900	246,394
	NSD Co. Ltd.	28,480	486,682
	NSK Ltd.	202,200	1,068,673
	NSW, Inc.	8,700	124,297
	NTN Corp.	376,500	670,217

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	NTT Data Corp.	26,500	$383,822
	Oat Agrio Co. Ltd.	3,100	36,040
#	Obara Group, Inc.	8,300	192,471
	Obayashi Corp.	242,300	1,555,242
	OBIC Business Consultants Co. Ltd.	2,200	63,239
	Oenon Holdings, Inc.	45,000	85,604
	Ogaki Kyoritsu Bank Ltd.	60,905	719,001
	Ohara, Inc.	6,500	52,907
	Ohashi Technica, Inc.	10,800	104,373
	Ohmoto Gumi Co. Ltd.	700	28,243
	Ohsho Food Service Corp.	3,500	149,233
	Oiles Corp.	21,716	218,210
#*	Oisix ra daichi, Inc.	16,100	181,622
	Oita Bank Ltd.	23,100	280,141
	Oji Holdings Corp.	551,400	1,911,552
	Okabe Co. Ltd.	27,741	131,155
	Okada Aiyon Corp.	1,400	13,521
	Okamoto Industries, Inc.	6,200	154,625
	Okamoto Machine Tool Works Ltd.	3,700	117,543
	Okamura Corp.	63,800	587,291
	Okasan Securities Group, Inc.	125,100	297,564
	Oki Electric Industry Co. Ltd.	77,558	384,486
	Okinawa Cellular Telephone Co.	16,200	306,351
	Okinawa Electric Power Co., Inc.	11,152	77,394
	Okinawa Financial Group, Inc.	19,400	268,677
	OKUMA Corp.	20,300	679,536
	Okumura Corp.	26,600	503,001
	Okura Industrial Co. Ltd.	8,700	109,601
	Okuwa Co. Ltd.	23,726	146,701
	Omron Corp.	12,300	573,652
	Ono Pharmaceutical Co. Ltd.	30,800	724,833
	Onoken Co. Ltd.	17,600	170,213
	Onward Holdings Co. Ltd.	56,600	117,946
	Open House Group Co. Ltd.	15,300	544,212
	Optex Group Co. Ltd.	20,800	286,350
*	Optim Corp.	7,600	46,100
	Optorun Co. Ltd.	12,400	176,075
	Oracle Corp.	4,200	223,740
	Organo Corp.	26,400	455,492
	Oricon, Inc.	5,500	35,768
#	Orient Corp.	42,940	347,808
	Oriental Shiraishi Corp.	101,400	182,664
	ORIX Corp.	178,600	2,623,222
	Oro Co. Ltd.	3,600	40,543
	Osaka Organic Chemical Industry Ltd.	13,900	185,729
	Osaka Soda Co. Ltd.	9,700	235,748
	Osaka Steel Co. Ltd.	8,300	59,414
	Osaki Electric Co. Ltd.	33,900	118,871
	OSG Corp.	51,800	658,547
	Otsuka Corp.	13,500	425,144
	Otsuka Holdings Co. Ltd.	13,000	416,708
	OUG Holdings, Inc.	2,000	31,446
	Outsourcing, Inc.	95,700	745,514
	Oyo Corp.	18,100	274,789
	Pacific Industrial Co. Ltd.	36,600	257,792
	Pacific Metals Co. Ltd.	14,599	180,308
	Pack Corp.	13,500	213,467
	PAL GROUP Holdings Co. Ltd.	19,800	282,730
	PALTAC Corp.	7,250	205,942

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Pan Pacific International Holdings Corp.	48,600	$797,561
	Panasonic Holdings Corp.	319,423	2,275,126
	Panasonic Holdings Corp., ADR	26,580	187,655
	PAPYLESS Co. Ltd.	2,000	13,952
#	Paraca, Inc.	3,600	46,127
	Paramount Bed Holdings Co. Ltd.	34,100	607,042
*	Park24 Co. Ltd.	21,800	290,549
	Parker Corp.	8,500	28,198
#	Pasco Corp.	2,600	22,512
	Pasona Group, Inc.	20,400	280,613
	PC Depot Corp.	6,119	11,479
#	PCA Corp.	7,200	55,218
	PCI Holdings, Inc.	3,400	23,714
	Pegasus Sewing Machine Manufacturing Co. Ltd.	14,400	83,845
	Penta-Ocean Construction Co. Ltd.	223,200	1,110,018
	People Dreams & Technologies Group Co. Ltd.	5,600	101,823
*	PeptiDream, Inc.	12,900	141,130
	Persol Holdings Co. Ltd.	28,800	576,643
#	Pharma Foods International Co. Ltd.	8,200	72,489
	Pickles Holdings Co. Ltd.	8,605	59,660
	Pigeon Corp.	48,400	633,994
	Pilot Corp.	12,800	497,655
	Piolax, Inc.	32,600	405,362
	Plenus Co. Ltd.	6,800	120,458
	Pola Orbis Holdings, Inc.	6,500	71,794
	Pole To Win Holdings, Inc.	26,400	167,968
	Poppins Corp.	2,800	29,814
*	PR Times, Inc.	2,500	40,182
	Premium Group Co. Ltd.	27,600	327,127
	Premium Water Holdings, Inc.	1,400	22,993
#	Press Kogyo Co. Ltd.	83,400	233,236
#	Pressance Corp.	16,200	166,185
	Prestige International, Inc.	58,600	283,044
	Prima Meat Packers Ltd.	26,200	346,708
	Procrea Holdings, Inc.	15,234	214,575
	Pronexus, Inc.	11,500	74,088
	Pro-Ship, Inc.	900	9,187
	Proto Corp.	26,000	203,651
	PS Mitsubishi Construction Co. Ltd.	40,900	169,389
	Punch Industry Co. Ltd.	17,500	47,267
	QB Net Holdings Co. Ltd.	6,800	60,069
	Qol Holdings Co. Ltd.	22,000	181,494
	Quick Co. Ltd.	6,500	84,487
#	Raccoon Holdings, Inc.	7,100	58,782
	Raito Kogyo Co. Ltd.	26,400	360,136
	Raiznext Corp.	24,900	208,560
	Rakus Co. Ltd.	12,600	139,941
#	Rakuten Group, Inc.	19,200	85,716
	Rasa Corp.	5,700	38,273
	Rasa Industries Ltd.	7,800	115,459
#	Raysum Co. Ltd.	14,300	154,781
	Relia, Inc.	32,300	216,752
	Relo Group, Inc.	21,200	298,800
	Renaissance, Inc.	1,700	10,682
*	Renesas Electronics Corp.	58,500	489,396
	Rengo Co. Ltd.	196,300	1,090,567
*	RENOVA, Inc.	13,400	294,096
	Resona Holdings, Inc.	572,931	2,159,351
	Resorttrust, Inc.	37,500	577,181

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Restar Holdings Corp.	15,900	$225,501
	Retail Partners Co. Ltd.	22,000	181,249
	Rheon Automatic Machinery Co. Ltd.	13,100	102,546
	Rhythm Co. Ltd.	5,400	59,976
#	Riberesute Corp.	7,200	38,580
#	Ricoh Co. Ltd.	174,700	1,280,165
	Ricoh Leasing Co. Ltd.	18,800	459,044
	Ride On Express Holdings Co. Ltd.	4,800	33,288
*	Right On Co. Ltd.	6,100	25,036
	Riken Corp.	12,600	192,031
	Riken Keiki Co. Ltd.	6,700	184,220
	Riken Technos Corp.	35,100	121,690
	Riken Vitamin Co. Ltd.	12,000	152,084
	Rinnai Corp.	10,700	728,299
	Rion Co. Ltd.	7,900	108,215
	Riso Kagaku Corp.	2,958	46,986
	Riso Kyoiku Co. Ltd.	76,100	157,438
	Rix Corp.	800	11,206
#	Rock Field Co. Ltd.	11,300	109,700
	Rohm Co. Ltd.	6,000	421,587
	Rohto Pharmaceutical Co. Ltd.	19,100	594,164
	Rokko Butter Co. Ltd.	10,000	94,601
	Roland Corp.	6,300	178,768
	Roland DG Corp.	12,800	274,366
	Rorze Corp.	7,600	381,910
	Round One Corp.	79,800	339,542
	Ryobi Ltd.	22,700	201,251
	Ryoden Corp.	16,900	188,576
	Ryohin Keikaku Co. Ltd.	90,700	853,489
	Ryosan Co. Ltd.	19,600	346,607
	S Foods, Inc.	18,200	333,136
	S&B Foods, Inc.	4,100	101,483
#	Sac’s Bar Holdings, Inc.	14,850	70,360
	Saibu Gas Holdings Co. Ltd.	7,100	82,328
	Sakai Chemical Industry Co. Ltd.	13,000	171,776
	Sakai Heavy Industries Ltd.	3,400	68,317
	Sakai Moving Service Co. Ltd.	5,700	180,169
	Sakata INX Corp.	37,400	267,641
	Sakura Internet, Inc.	14,000	49,816
	Sala Corp.	57,300	303,905
	SAMTY Co. Ltd.	24,200	382,464
	San Holdings, Inc.	8,400	93,730
	San ju San Financial Group, Inc.	15,760	154,196
	San-A Co. Ltd.	13,200	384,996
	San-Ai Obbli Co. Ltd.	62,600	517,058
*	Sanden Corp.	14,000	19,772
	Sanei Architecture Planning Co. Ltd.	7,900	82,288
	Sangetsu Corp.	32,600	345,189
	San-In Godo Bank Ltd.	135,700	646,242
	Sanken Electric Co. Ltd.	16,800	575,472
	Sanki Engineering Co. Ltd.	39,400	426,502
	Sanko Gosei Ltd.	22,601	70,836
	Sanko Metal Industrial Co. Ltd.	3,300	64,006
	Sankyo Co. Ltd.	33,800	1,116,138
	Sankyo Frontier Co. Ltd.	3,200	75,078
	Sankyo Seiko Co. Ltd.	35,800	113,480
	Sankyo Tateyama, Inc.	19,800	72,330
	Sankyu, Inc.	37,600	1,121,108
	Sanoh Industrial Co. Ltd.	32,600	148,675

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sansei Technologies, Inc.	8,000	$40,886
	Sansha Electric Manufacturing Co. Ltd.	10,000	60,736
	Sanshin Electronics Co. Ltd.	9,400	121,734
	Santen Pharmaceutical Co. Ltd.	117,300	802,684
	Sanwa Holdings Corp.	145,600	1,254,215
	Sanyo Chemical Industries Ltd.	11,500	325,706
	Sanyo Denki Co. Ltd.	9,200	336,760
	Sanyo Electric Railway Co. Ltd.	5,100	77,588
	Sanyo Engineering & Construction, Inc.	4,000	16,773
*	Sanyo Shokai Ltd.	9,037	71,408
#	Sanyo Special Steel Co. Ltd.	13,700	175,784
	Sanyo Trading Co. Ltd.	21,700	151,394
	Sapporo Holdings Ltd.	44,700	985,938
#	Sata Construction Co. Ltd.	11,300	30,747
	Sato Foods Co. Ltd.	800	26,533
	Sato Holdings Corp.	22,500	277,565
	Sato Shoji Corp.	13,300	103,128
#	Satori Electric Co. Ltd.	8,800	77,489
	Sawai Group Holdings Co. Ltd.	34,500	995,849
	Saxa Holdings, Inc.	1,900	15,929
	SB Technology Corp.	7,700	112,017
	SBI Holdings, Inc.	60,151	1,086,571
*	SBI Insurance Group Co. Ltd.	3,000	16,001
	SBS Holdings, Inc.	17,900	348,528
	Scala, Inc.	10,500	52,418
	SCREEN Holdings Co. Ltd.	8,400	461,050
	Scroll Corp.	28,200	130,784
	SCSK Corp.	11,565	170,624
	SEC Carbon Ltd.	1,500	69,214
	Secom Co. Ltd.	5,900	336,126
	Sega Sammy Holdings, Inc.	8,100	103,610
	Seibu Holdings, Inc.	50,800	454,722
	Seika Corp.	7,000	76,984
	Seikagaku Corp.	37,300	227,464
	Seikitokyu Kogyo Co. Ltd.	28,400	156,335
	Seiko Electric Co. Ltd.	1,900	12,351
	Seiko Epson Corp.	86,900	1,179,768
	Seiko Group Corp.	23,800	504,111
	Seiko PMC Corp.	9,000	31,583
	Seikoh Giken Co. Ltd.	2,100	22,229
	Seino Holdings Co. Ltd.	102,300	786,053
	Seiren Co. Ltd.	22,200	347,721
	Sekisui Chemical Co. Ltd.	48,200	601,923
	Sekisui House Ltd.	70,040	1,162,860
	Sekisui Jushi Corp.	20,300	232,443
	Sekisui Kasei Co. Ltd.	16,300	42,423
#	SEMITEC Corp.	1,000	62,669
	Senko Group Holdings Co. Ltd.	99,500	664,651
#	Senshu Electric Co. Ltd.	13,400	242,775
	Senshu Ikeda Holdings, Inc.	278,940	399,764
	Senshukai Co. Ltd.	23,300	62,477
	SERAKU Co. Ltd.	4,500	36,372
	Seria Co. Ltd.	28,500	465,591
	Seven & I Holdings Co. Ltd.	37,200	1,388,615
	Seven Bank Ltd.	321,100	579,199
	SG Holdings Co. Ltd.	28,700	380,306
#	Sharp Corp.	53,933	323,495
#	Shibaura Electronics Co. Ltd.	6,000	188,358
	Shibaura Machine Co. Ltd.	15,300	297,009

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Shibaura Mechatronics Corp.	4,700	$308,544
	Shibusawa Warehouse Co. Ltd.	9,500	130,787
	Shibuya Corp.	14,400	248,526
#	Shidax Corp.	9,600	36,734
*	SHIFT, Inc.	1,600	249,831
	Shiga Bank Ltd.	36,222	613,180
	Shikibo Ltd.	11,600	65,643
	Shikoku Bank Ltd.	27,501	160,473
	Shikoku Chemicals Corp.	28,200	245,496
	Shikoku Electric Power Co., Inc.	31,300	150,580
	Shima Seiki Manufacturing Ltd.	21,700	302,752
	Shimadzu Corp.	13,500	355,629
	Shimamura Co. Ltd.	8,200	663,112
	Shimizu Bank Ltd.	9,200	88,186
	Shimizu Corp.	149,700	747,001
#	Shimojima Co. Ltd.	10,700	75,628
	Shin Nippon Air Technologies Co. Ltd.	9,800	125,098
	Shin Nippon Biomedical Laboratories Ltd.	17,300	316,785
	Shinagawa Refractories Co. Ltd.	4,300	114,060
	Shindengen Electric Manufacturing Co. Ltd.	6,200	153,118
	Shin-Etsu Chemical Co. Ltd.	9,000	935,369
	Shin-Etsu Polymer Co. Ltd.	47,100	392,582
#	Shinki Bus Co. Ltd.	400	9,078
	Shinko Electric Industries Co. Ltd.	17,700	425,354
	Shinko Shoji Co. Ltd.	30,300	202,459
	Shinmaywa Industries Ltd.	43,800	298,702
	Shinnihon Corp.	20,800	101,223
	Shin-Nihon Tatemono Co. Ltd.	8,700	25,365
#	Shinnihonseiyaku Co. Ltd.	6,800	71,643
	Shinsei Bank Ltd.	19,400	288,685
	Shinsho Corp.	4,800	128,920
	Shinwa Co. Ltd.	11,100	148,501
	Shinwa Co. Ltd.	7,500	40,005
	Shionogi & Co. Ltd.	6,200	287,911
	Ship Healthcare Holdings, Inc.	38,200	732,633
#	Shizuki Electric Co., Inc.	12,600	41,189
	Shizuoka Financial Group, Inc.	194,200	1,226,338
	Shizuoka Gas Co. Ltd.	51,900	380,165
	SHO-BOND Holdings Co. Ltd.	4,600	198,996
*	Shobunsha Holdings, Inc.	10,700	21,307
	Shoei Co. Ltd.	13,000	479,419
#	Shoei Foods Corp.	6,600	182,146
	Shofu, Inc.	9,900	167,751
#	Showa Denko KK	165,900	2,421,900
	Showa Sangyo Co. Ltd.	17,200	292,344
	Sigma Koki Co. Ltd.	7,100	71,074
	SIGMAXYZ Holdings, Inc.	21,800	175,093
	Siix Corp.	32,200	248,258
*	Silver Life Co. Ltd.	1,600	16,074
	Sinanen Holdings Co. Ltd.	8,100	221,430
	Sinfonia Technology Co. Ltd.	26,300	239,274
	Sinko Industries Ltd.	20,300	211,377
	Sintokogio Ltd.	31,500	145,451
	SK-Electronics Co. Ltd.	9,300	78,465
	SKY Perfect JSAT Holdings, Inc.	128,700	450,776
*	Skylark Holdings Co. Ltd.	51,100	545,107
	SMC Corp.	900	361,262
	SMK Corp.	3,400	60,507
	SMS Co. Ltd.	18,900	433,582

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Snow Peak, Inc.	10,200	$134,197
	SNT Corp.	9,700	14,078
	Soda Nikka Co. Ltd.	14,300	54,348
	Sodick Co. Ltd.	42,100	218,810
	Soft99 Corp.	7,600	55,868
	SoftBank Group Corp.	158,600	6,808,096
	Softcreate Holdings Corp.	1,700	38,656
	Software Service, Inc.	2,000	110,624
	Sohgo Security Services Co. Ltd.	30,100	750,314
	Sojitz Corp.	141,240	2,082,155
	Soken Chemical & Engineering Co. Ltd.	7,400	94,709
	Solasto Corp.	24,600	148,123
	Soliton Systems KK	6,200	44,161
	Solxyz Co. Ltd.	6,900	17,246
	Sompo Holdings, Inc.	58,150	2,424,406
	Sony Group Corp.	23,600	1,591,457
	Sony Group Corp., Sponsored ADR	40,092	2,705,007
	Sotetsu Holdings, Inc.	10,800	163,557
	Sotoh Co. Ltd.	2,700	14,885
	Space Co. Ltd.	12,300	72,626
#	Sparx Group Co. Ltd.	16,580	167,106
	SPK Corp.	6,364	60,602
	S-Pool, Inc.	36,200	231,163
	Sprix Ltd.	1,100	7,336
	Square Enix Holdings Co. Ltd.	6,100	272,194
	SRA Holdings	8,200	176,902
	ST Corp.	7,700	77,619
	St. Marc Holdings Co. Ltd.	10,200	111,312
	Stanley Electric Co. Ltd.	72,700	1,235,936
	Star Mica Holdings Co. Ltd.	12,900	121,584
	Star Micronics Co. Ltd.	23,000	263,466
	Starts Corp., Inc.	25,700	453,951
	Starzen Co. Ltd.	13,700	189,868
	St-Care Holding Corp.	10,200	57,638
	Stella Chemifa Corp.	9,400	168,625
	Step Co. Ltd.	8,400	109,034
	Strike Co. Ltd.	3,900	120,212
#	Studio Alice Co. Ltd.	9,500	132,645
	Subaru Corp.	146,800	2,294,604
	Subaru Enterprise Co. Ltd.	2,000	112,824
	Sugi Holdings Co. Ltd.	11,000	441,156
	Sugimoto & Co. Ltd.	7,500	98,392
	SUMCO Corp.	56,900	721,198
	Sumida Corp.	26,800	177,268
#	Sumiseki Holdings, Inc.	38,800	54,510
	Sumitomo Bakelite Co. Ltd.	33,300	901,307
	Sumitomo Chemical Co. Ltd.	599,700	2,019,344
	Sumitomo Corp.	107,300	1,364,187
	Sumitomo Densetsu Co. Ltd.	13,100	230,459
	Sumitomo Electric Industries Ltd.	243,700	2,546,742
	Sumitomo Forestry Co. Ltd.	118,100	1,847,506
	Sumitomo Heavy Industries Ltd.	76,100	1,442,456
	Sumitomo Metal Mining Co. Ltd.	138,000	3,868,255
	Sumitomo Mitsui Construction Co. Ltd.	119,860	352,112
#	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	100,020	560,112
	Sumitomo Mitsui Financial Group, Inc.	104,441	2,932,866
	Sumitomo Mitsui Trust Holdings, Inc.	52,700	1,516,127
	Sumitomo Osaka Cement Co. Ltd.	30,200	642,982
	Sumitomo Pharma Co. Ltd.	28,200	196,439

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Precision Products Co. Ltd.	2,400	$39,943
	Sumitomo Realty & Development Co. Ltd.	35,200	807,274
	Sumitomo Riko Co. Ltd.	15,900	62,697
	Sumitomo Rubber Industries Ltd.	143,253	1,228,951
	Sumitomo Seika Chemicals Co. Ltd.	8,300	165,676
	Sumitomo Warehouse Co. Ltd.	61,600	836,079
	Sun Frontier Fudousan Co. Ltd.	47,100	363,658
	Suncall Corp.	17,300	77,379
	Sundrug Co. Ltd.	21,200	492,963
	Suntory Beverage & Food Ltd.	16,100	538,653
	Sun-Wa Technos Corp.	8,900	89,645
	Suruga Bank Ltd.	150,400	398,400
	Suzuken Co. Ltd.	36,560	813,962
	Suzuki Co. Ltd.	12,200	72,579
	Suzuki Motor Corp.	22,000	743,816
	SWCC Showa Holdings Co. Ltd.	41,900	503,339
	Sysmex Corp.	5,500	296,031
	System Information Co. Ltd.	5,700	38,034
	System Research Co. Ltd.	1,100	14,880
	System Support, Inc.	2,400	23,207
	Systems Engineering Consultants Co. Ltd.	900	13,589
	Systena Corp.	124,000	347,557
	Syuppin Co. Ltd.	18,300	184,056
	T Hasegawa Co. Ltd.	21,900	465,856
	T RAD Co. Ltd.	4,100	74,877
	T&D Holdings, Inc.	126,600	1,252,099
	T&K Toka Co. Ltd.	17,100	109,930
	Tachibana Eletech Co. Ltd.	16,820	186,742
	Tachikawa Corp.	10,200	72,533
	Tachi-S Co. Ltd.	27,100	200,951
	Tadano Ltd.	90,700	554,421
	Taihei Dengyo Kaisha Ltd.	16,500	364,203
	Taiheiyo Cement Corp.	109,167	1,483,489
	Taiheiyo Kouhatsu, Inc.	3,900	17,763
	Taiho Kogyo Co. Ltd.	10,500	48,805
	Taikisha Ltd.	20,400	481,316
	Taiko Bank Ltd.	5,600	42,070
	Taisei Corp.	23,200	631,982
	Taisei Lamick Co. Ltd.	5,000	100,808
	Taisei Oncho Co. Ltd.	600	7,424
	Taisho Pharmaceutical Holdings Co. Ltd.	20,500	739,395
	Taiyo Holdings Co. Ltd.	25,200	444,438
	Taiyo Yuden Co. Ltd.	25,800	702,056
	Takachiho Koheki Co. Ltd.	5,500	75,729
	Takamatsu Construction Group Co. Ltd.	13,300	173,434
	Takamiya Co. Ltd.	15,500	42,423
	Takano Co. Ltd.	4,800	21,138
	Takaoka Toko Co. Ltd.	8,664	106,933
	Takara & Co. Ltd.	8,500	123,429
	Takara Bio, Inc.	26,400	308,869
	Takara Holdings, Inc.	108,800	756,802
	Takara Standard Co. Ltd.	27,400	235,280
	Takasago International Corp.	14,800	278,086
	Takasago Thermal Engineering Co. Ltd.	42,200	513,365
	Takashima & Co. Ltd.	2,500	44,864
	Takashimaya Co. Ltd.	122,700	1,517,848
#	Takasho Co. Ltd.	17,200	78,477
#	TAKEBISHI Corp.	5,800	59,805
	Takeda Pharmaceutical Co. Ltd.	146,552	3,870,292

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Takemoto Yohki Co. Ltd.	4,100	$20,149
	Takeuchi Manufacturing Co. Ltd.	24,100	486,024
#	Takisawa Machine Tool Co. Ltd.	2,500	17,914
	Takuma Co. Ltd.	28,400	235,784
#	Tama Home Co. Ltd.	14,600	228,886
	Tamron Co. Ltd.	14,400	319,877
	Tamura Corp.	77,200	384,015
#	Tanabe Engineering Corp.	3,100	18,787
#*	Tanaka Chemical Corp.	1,200	14,578
	Tanseisha Co. Ltd.	42,350	228,259
	Tatsuta Electric Wire & Cable Co. Ltd.	43,700	129,307
	Tayca Corp.	14,400	121,848
	Tazmo Co. Ltd.	7,000	73,337
	Tbk Co. Ltd.	7,500	14,011
	TBS Holdings, Inc.	18,300	189,568
	TDC Soft, Inc.	13,200	113,273
	TDK Corp.	63,600	1,986,759
	TechMatrix Corp.	20,800	236,239
	Techno Horizon Co. Ltd.	13,100	44,920
	Techno Medica Co. Ltd.	4,900	53,716
	Techno Ryowa Ltd.	7,000	41,174
	Techno Smart Corp.	8,600	70,418
	Technoflex Corp.	4,500	30,319
	TechnoPro Holdings, Inc.	22,100	530,187
	Tecnos Japan, Inc.	4,600	13,927
	Teijin Ltd.	135,200	1,227,480
	Teikoku Electric Manufacturing Co. Ltd.	6,300	83,795
	Teikoku Sen-I Co. Ltd.	17,100	183,169
	Teikoku Tsushin Kogyo Co. Ltd.	5,200	52,637
	Tekken Corp.	11,400	135,173
#	Temairazu, Inc.	1,200	46,064
	Tenma Corp.	16,800	233,564
	Tenox Corp.	2,700	16,340
	Terumo Corp.	7,900	239,757
#	Tess Holdings Co. Ltd.	7,500	51,402
	T-Gaia Corp.	16,300	181,436
	THK Co. Ltd.	37,400	652,251
	TIS, Inc.	33,000	889,737
	TKC Corp.	11,500	293,560
	Toa Corp.	20,800	108,835
	Toa Corp.	19,500	318,813
	Toa Oil Co. Ltd.	6,600	139,759
	TOA ROAD Corp.	4,400	178,002
	Toagosei Co. Ltd.	94,000	722,225
	Tobishima Corp.	16,673	116,318
	TOC Co. Ltd.	37,700	195,935
	Tocalo Co. Ltd.	54,400	434,635
	Tochigi Bank Ltd.	89,000	181,205
	Toda Corp.	163,800	818,715
*	Toda Kogyo Corp.	4,000	80,822
	Toei Animation Co. Ltd.	1,200	123,129
	Toei Co. Ltd.	1,400	171,964
#	Toell Co. Ltd.	1,700	8,440
	Toenec Corp.	6,900	163,105
	Togami Electric Manufacturing Co. Ltd.	1,000	11,464
	Toho Bank Ltd.	175,300	241,641
	Toho Co. Ltd.	4,400	156,457
	Toho Co. Ltd.	6,600	75,914
	Toho Gas Co. Ltd.	4,800	89,433

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toho Holdings Co. Ltd.	47,600	$647,334
#	Toho Titanium Co. Ltd.	29,600	446,066
	Toho Zinc Co. Ltd.	12,500	178,806
	Tohoku Bank Ltd.	7,400	47,075
#	Tohoku Electric Power Co., Inc.	36,300	152,475
	Tohoku Steel Co. Ltd.	1,900	20,638
	Tohokushinsha Film Corp.	11,900	51,140
	Tokai Carbon Co. Ltd.	182,300	1,189,674
	Tokai Corp.	17,235	218,835
	TOKAI Holdings Corp.	69,000	412,088
	Tokai Rika Co. Ltd.	49,800	519,687
	Tokai Tokyo Financial Holdings, Inc.	187,152	429,016
	Token Corp.	4,320	227,726
	Tokio Marine Holdings, Inc.	110,148	1,994,247
	Tokushu Tokai Paper Co. Ltd.	7,800	153,413
	Tokuyama Corp.	56,606	660,048
*	Tokyo Base Co. Ltd.	4,700	11,060
	Tokyo Century Corp.	36,000	1,227,866
*	Tokyo Electric Power Co. Holdings, Inc.	99,600	324,453
	Tokyo Electron Device Ltd.	5,300	250,100
	Tokyo Energy & Systems, Inc.	20,900	129,870
	Tokyo Individualized Educational Institute, Inc.	8,500	29,357
	Tokyo Keiki, Inc.	8,400	72,249
	Tokyo Kiraboshi Financial Group, Inc.	20,499	294,001
	Tokyo Ohka Kogyo Co. Ltd.	5,400	232,803
	Tokyo Rakutenchi Co. Ltd.	3,200	91,370
#	Tokyo Rope Manufacturing Co. Ltd.	13,300	78,073
	Tokyo Sangyo Co. Ltd.	14,200	77,210
	Tokyo Seimitsu Co. Ltd.	25,500	766,902
	Tokyo Steel Manufacturing Co. Ltd.	33,300	285,904
	Tokyo Tatemono Co. Ltd.	116,900	1,607,647
	Tokyo Tekko Co. Ltd.	6,600	59,486
	Tokyo Theatres Co., Inc.	7,000	52,521
	Tokyotokeiba Co. Ltd.	10,500	292,333
	Tokyu Construction Co. Ltd.	64,330	269,973
	Tokyu Fudosan Holdings Corp.	349,582	1,773,630
	Tokyu Recreation Co. Ltd.	1,971	81,374
	Toli Corp.	35,000	47,060
	Tomato Bank Ltd.	3,000	19,449
	Tomen Devices Corp.	2,800	98,049
	Tomoe Corp.	20,300	47,872
#	Tomoe Engineering Co. Ltd.	6,200	98,499
	Tomoku Co. Ltd.	12,436	125,526
	TOMONY Holdings, Inc.	256,600	557,508
	Tomy Co. Ltd.	76,500	671,736
	Tonami Holdings Co. Ltd.	5,100	120,941
	Topcon Corp.	66,800	730,681
	Toppan, Inc.	56,900	848,616
	Topre Corp.	31,400	248,284
	Topy Industries Ltd.	23,400	250,072
	Toray Industries, Inc.	532,900	2,588,481
#	Torex Semiconductor Ltd.	7,100	138,695
	Toridoll Holdings Corp.	25,200	489,985
#	Torigoe Co. Ltd.	13,900	57,547
	Torii Pharmaceutical Co. Ltd.	12,200	247,560
	Torishima Pump Manufacturing Co. Ltd.	14,500	125,612
	Tosei Corp.	28,900	275,620
	Toshiba Corp.	12,700	440,709
	Toshiba TEC Corp.	11,900	308,082

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tosho Co. Ltd.	7,800	$59,732
	Tosoh Corp.	218,200	2,373,902
	Totech Corp.	3,400	79,888
	Totetsu Kogyo Co. Ltd.	20,470	339,829
	TOTO Ltd.	7,599	216,744
	Tottori Bank Ltd.	6,400	45,762
	Toukei Computer Co. Ltd.	1,400	55,927
	Tow Co. Ltd.	23,400	48,300
	Towa Bank Ltd.	31,800	111,097
	Towa Corp.	18,300	220,854
	Towa Pharmaceutical Co. Ltd.	24,200	364,256
	Toyo Construction Co. Ltd.	94,700	572,209
	Toyo Corp.	22,900	199,891
#*	Toyo Engineering Corp.	28,599	112,496
	Toyo Gosei Co. Ltd.	2,700	138,776
	Toyo Ink SC Holdings Co. Ltd.	30,400	391,426
	Toyo Kanetsu KK	6,600	109,195
	Toyo Machinery & Metal Co. Ltd.	12,000	41,881
	Toyo Securities Co. Ltd.	47,300	72,476
	Toyo Seikan Group Holdings Ltd.	86,800	992,770
	Toyo Suisan Kaisha Ltd.	21,600	810,371
#	Toyo Tanso Co. Ltd.	13,800	345,361
	Toyo Tire Corp.	95,700	1,122,701
#	Toyo Wharf & Warehouse Co. Ltd.	2,400	18,218
	Toyobo Co. Ltd.	67,302	470,119
	Toyoda Gosei Co. Ltd.	45,700	730,594
	Toyota Boshoku Corp.	50,600	643,864
	Toyota Industries Corp.	14,600	752,122
#	Toyota Motor Corp., Sponsored ADR	31,326	4,348,362
	Toyota Motor Corp.	430,090	5,967,326
	Toyota Tsusho Corp.	77,600	2,604,713
	TPR Co. Ltd.	21,200	177,959
	Traders Holdings Co. Ltd.	20,039	67,154
	Trancom Co. Ltd.	6,900	353,537
#	Transaction Co. Ltd.	13,100	99,590
	Transcosmos, Inc.	11,300	259,779
	TRE Holdings Corp.	8,536	92,064
	Trend Micro, Inc.	13,100	660,548
	Tri Chemical Laboratories, Inc.	12,500	186,928
	Trinity Industrial Corp.	1,800	8,102
	Trusco Nakayama Corp.	42,900	574,627
	TS Tech Co. Ltd.	79,400	830,341
	TSI Holdings Co. Ltd.	40,672	123,090
	Tsubaki Nakashima Co. Ltd.	34,801	288,292
	Tsubakimoto Chain Co.	23,828	510,151
	Tsubakimoto Kogyo Co. Ltd.	2,900	74,540
	Tsugami Corp.	39,200	293,576
	Tsukishima Kikai Co. Ltd.	23,970	162,499
	Tsukuba Bank Ltd.	74,400	95,542
	Tsumura & Co.	25,300	528,425
	Tsuruha Holdings, Inc.	12,600	732,004
	Tsurumi Manufacturing Co. Ltd.	13,600	202,052
	Tsutsumi Jewelry Co. Ltd.	4,600	64,392
	Tsuzuki Denki Co. Ltd.	4,100	37,073
	TV Asahi Holdings Corp.	18,900	177,034
	Tv Tokyo Holdings Corp.	11,900	152,170
	UACJ Corp.	30,107	428,080
	UBE Corp.	106,721	1,376,466
	Ubicom Holdings, Inc.	3,200	52,124

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Uchida Yoko Co. Ltd.	8,200	$250,163
#	Ueki Corp.	3,600	29,832
	ULS Group, Inc.	1,600	33,711
	Ultrafabrics Holdings Co. Ltd.	2,500	83,656
	Ulvac, Inc.	22,200	875,146
	Union Tool Co.	4,700	113,143
	Unipres Corp.	24,800	144,944
	United Super Markets Holdings, Inc.	52,300	368,248
#	UNITED, Inc.	8,900	78,037
*	Unitika Ltd.	38,301	70,489
#*	Universal Entertainment Corp.	25,900	349,460
	Urbanet Corp. Co. Ltd.	16,300	33,748
	Usen-Next Holdings Co. Ltd.	7,700	117,976
	User Local, Inc.	1,700	18,382
	Ushio, Inc.	81,300	844,251
	USS Co. Ltd.	21,100	318,372
	UT Group Co. Ltd.	11,700	190,724
*	UUUM Co. Ltd.	5,300	34,633
	V Technology Co. Ltd.	7,600	142,949
	Valor Holdings Co. Ltd.	36,800	425,534
	Valqua Ltd.	12,400	219,336
#	Value HR Co. Ltd.	1,400	14,439
	ValueCommerce Co. Ltd.	8,500	123,996
	Valuence Holdings, Inc.	2,500	49,088
#	V-Cube, Inc.	11,100	75,270
	Vector, Inc.	17,700	131,535
	Vertex Corp.	21,480	184,140
	VINX Corp.	4,200	44,787
*	Visional, Inc.	4,900	333,077
	Vital KSK Holdings, Inc.	34,954	175,790
	VT Holdings Co. Ltd.	68,100	220,629
	Wacoal Holdings Corp.	40,500	652,135
	Wacom Co. Ltd.	107,100	464,737
	Wakachiku Construction Co. Ltd.	9,500	160,377
	Wakita & Co. Ltd.	37,200	293,671
	Warabeya Nichiyo Holdings Co. Ltd.	14,500	171,453
#	Waseda Academy Co. Ltd.	5,000	38,478
	Watahan & Co. Ltd.	15,200	141,279
#	Watts Co. Ltd.	8,400	36,152
	WDB Holdings Co. Ltd.	4,700	81,059
	Wealth Management, Inc./ Tokyo	3,800	32,443
	Weathernews, Inc.	2,800	145,833
	Welcia Holdings Co. Ltd.	20,200	422,208
	Wellnet Corp.	11,500	49,520
	West Holdings Corp.	11,581	346,082
	Will Group, Inc.	7,700	73,718
	WingArc1st, Inc.	10,700	171,612
	WIN-Partners Co. Ltd.	6,800	44,325
	Wood One Co. Ltd.	6,600	41,161
#	Workman Co. Ltd.	2,800	95,521
	World Co. Ltd.	20,500	192,381
	World Holdings Co. Ltd.	9,600	168,377
	Wowow, Inc.	4,100	34,501
	Xebio Holdings Co. Ltd.	9,801	66,473
#	YAC Holdings Co. Ltd.	6,500	56,055
#	Yachiyo Industry Co. Ltd.	13,800	59,380
	Yahagi Construction Co. Ltd.	24,500	123,506
	Yaizu Suisankagaku Industry Co. Ltd.	5,200	28,066
	Yakult Honsha Co. Ltd.	5,700	315,774

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	YAKUODO Holdings Co. Ltd.	10,400	$194,596
	YAMABIKO Corp.	41,800	321,871
	YAMADA Consulting Group Co. Ltd.	2,300	18,843
	Yamada Holdings Co. Ltd.	438,088	1,411,744
	Yamae Group Holdings Co. Ltd.	7,200	73,221
	Yamagata Bank Ltd.	19,799	135,875
	Yamaguchi Financial Group, Inc.	189,801	999,542
	Yamaha Corp.	7,800	294,483
	Yamaha Motor Co. Ltd.	91,700	1,892,922
	Yamaichi Electronics Co. Ltd.	23,500	337,484
#	YA-MAN Ltd.	30,200	226,358
	Yamanashi Chuo Bank Ltd.	23,900	163,689
	Yamashin-Filter Corp.	17,600	49,166
	Yamatane Corp.	8,300	89,916
	Yamato Corp.	16,500	74,174
	Yamato Holdings Co. Ltd.	46,000	681,227
	Yamato Kogyo Co. Ltd.	35,900	1,042,530
#	Yamaya Corp.	4,200	69,440
	Yamazaki Baking Co. Ltd.	54,800	558,375
	Yamazen Corp.	46,000	285,986
#	Yaoko Co. Ltd.	8,900	387,177
	Yashima Denki Co. Ltd.	11,200	76,430
	Yaskawa Electric Corp.	11,700	323,965
	Yasuda Logistics Corp.	13,600	83,984
	YE DIGITAL Corp.	3,600	9,750
	Yellow Hat Ltd.	31,600	378,865
	Yodogawa Steel Works Ltd.	21,500	349,503
	Yokogawa Bridge Holdings Corp.	26,400	350,846
	Yokogawa Electric Corp.	18,800	314,357
	Yokohama Rubber Co. Ltd.	110,399	1,726,321
	Yokorei Co. Ltd.	50,700	307,520
	Yokowo Co. Ltd.	14,500	197,638
	Yomeishu Seizo Co. Ltd.	6,700	81,205
	Yondenko Corp.	8,000	97,310
	Yondoshi Holdings, Inc.	12,000	137,289
	Yonex Co. Ltd.	8,400	77,818
	Yorozu Corp.	12,900	74,897
	Yoshinoya Holdings Co. Ltd.	16,900	265,615
	Yotai Refractories Co. Ltd.	12,200	113,378
	Yuasa Funashoku Co. Ltd.	1,200	20,683
	Yuasa Trading Co. Ltd.	17,800	443,048
	Yuken Kogyo Co. Ltd.	2,300	27,009
	Yukiguni Maitake Co. Ltd.	10,500	75,202
	Yurtec Corp.	32,100	153,642
	Yushin Precision Equipment Co. Ltd.	16,200	76,562
	Yushiro Chemical Industry Co. Ltd.	5,700	30,975
	Yutaka Giken Co. Ltd.	1,200	13,799
	Z Holdings Corp.	88,800	229,171
	Zaoh Co. Ltd.	3,100	34,199
	Zenitaka Corp.	2,200	41,628
	Zenkoku Hosho Co. Ltd.	16,400	541,149
	Zenrin Co. Ltd.	23,800	140,088
	Zensho Holdings Co. Ltd.	14,850	370,616
	Zeon Corp.	104,800	883,387
	ZERIA Pharmaceutical Co. Ltd.	6,700	99,807
	ZIGExN Co. Ltd.	40,700	100,122
	ZOZO, Inc.	14,100	299,177
	Zuiko Corp.	10,200	45,930

TOTAL JAPAN			669,141,726

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (3.2%)
	Aalberts NV	91,231	$3,164,956
Ω	ABN AMRO Bank NV	161,364	1,586,310
	Acomo NV	17,507	327,150
	Aegon NV	1,327,980	6,147,428
	Aegon NV, Class NY	26,405	121,726
*	AFC Ajax NV	70	796
#	Akzo Nobel NV	22,033	1,360,244
*Ω	Alfen Beheer BV	8,585	910,685
	AMG Advanced Metallurgical Group NV	19,117	597,271
	APERAM SA	42,301	1,104,536
	Arcadis NV	54,043	1,834,060
	ArcelorMittal SA	196,387	4,408,901
	ASM International NV	4,555	1,007,656
	ASML Holding NV	8,398	3,967,227
	ASR Nederland NV	149,446	6,580,537
*	Avantium NV	15,563	51,073
Ω	B&S Group Sarl	27,789	145,484
#*Ω	Basic-Fit NV	18,587	468,131
	BE Semiconductor Industries NV	27,963	1,425,128
	Brunel International NV	22,083	203,413
	Coca-Cola Europacific Partners PLC	21,542	1,016,855
	Corbion NV	39,347	1,047,777
Ω	Flow Traders	28,177	677,978
#	ForFarmers NV	35,387	95,925
*	Fugro NV	90,730	1,178,507
	Heijmans NV	32,463	328,954
	Heineken NV	16,440	1,373,302
	IMCD NV	21,036	2,728,251
	ING Groep NV, Sponsored ADR	33,099	325,032
	ING Groep NV	334,691	3,293,221
*Ω	Intertrust NV	82,149	1,620,545
	JDE Peet’s NV	44,676	1,278,855
	Kendrion NV	11,922	172,429
	Koninklijke Ahold Delhaize NV, Sponsored ADR	5,105	142,474
	Koninklijke Ahold Delhaize NV	545,232	15,205,575
*	Koninklijke BAM Groep NV	198,116	432,372
	Koninklijke DSM NV	11,364	1,336,751
	Koninklijke KPN NV	691,053	1,932,948
	Koninklijke Philips NV	14,190	179,998
#	Koninklijke Philips NV	91,290	1,154,817
	Koninklijke Vopak NV	61,770	1,262,084
*Ω	Lucas Bols NV	4,760	46,991
	Nedap NV	3,579	192,515
	NN Group NV	102,567	4,342,937
	OCI NV	38,290	1,464,512
	Ordina NV	115,800	444,884
#*	Pharming Group NV	422,229	436,833
#	PostNL NV	334,568	523,829
	Prosus NV	34,027	1,471,384
	Randstad NV	69,092	3,443,489
	SBM Offshore NV	162,450	2,198,503
#	SIF Holding NV	3,644	37,352
Ω	Signify NV	115,126	3,189,585
	Sligro Food Group NV	20,189	292,881
#*††	SRH NV	28,066	0
	TKH Group NV	36,555	1,292,666
#*	TomTom NV	62,187	486,121
	Universal Music Group NV	15,862	311,457
	Van Lanschot Kempen NV	23,095	498,432
	Wolters Kluwer NV	41,741	4,435,337

TOTAL NETHERLANDS			97,307,070

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (0.4%)
#*	a2 Milk Co. Ltd.	140,904	$474,687
*	Air New Zealand Ltd.	1,238,310	561,680
	Arvida Group Ltd.	355,674	260,359
*	Auckland International Airport Ltd.	125,345	560,347
*	Channel Infrastructure NZ Ltd.	194,866	164,303
	Chorus Ltd.	315,032	1,520,883
	Chorus Ltd., ADR	462	10,700
	Comvita Ltd.	15,006	27,929
	EBOS Group Ltd.	22,689	494,644
	Fletcher Building Ltd.	336,090	1,003,463
	Fonterra Co-operative Group Ltd.	18,144	31,425
	Freightways Ltd.	96,538	580,068
	Genesis Energy Ltd.	59,008	97,035
#*	Gentrack Group Ltd.	19,890	17,714
	Hallenstein Glasson Holdings Ltd.	26,425	81,956
	Heartland Group Holdings Ltd.	616,391	612,296
	Infratil Ltd.	68,866	349,686
#	Investore Property Ltd.	51,879	46,486
	KMD Brands Ltd.	515,382	323,556
	Mainfreight Ltd.	10,927	482,907
#	Manawa Energy Ltd.	8,621	26,393
	Napier Port Holdings Ltd.	31,850	52,589
#	NZME Ltd.	54,625	35,440
	NZX Ltd.	193,142	134,701
	Oceania Healthcare Ltd.	545,196	272,258
	PGG Wrightson Ltd.	5,415	12,912
	Port of Tauranga Ltd.	27,106	102,268
*	Pushpay Holdings Ltd.	233,883	169,653
*	Rakon Ltd.	70,895	49,772
	Restaurant Brands New Zealand Ltd.	13,525	56,212
	Ryman Healthcare Ltd.	45,759	222,859
*	Sanford Ltd.	48,633	115,068
	Scales Corp. Ltd.	97,896	269,511
*	Serko Ltd.	6,303	10,893
	Skellerup Holdings Ltd.	82,005	252,405
	SKY Network Television Ltd.	130,856	164,975
*	SKYCITY Entertainment Group Ltd.	538,554	907,975
	Spark New Zealand Ltd.	71,545	212,972
	Steel & Tube Holdings Ltd.	101,052	76,333
	Summerset Group Holdings Ltd.	112,139	630,932
*	Synlait Milk Ltd.	66,865	121,168
#*	Tourism Holdings Ltd.	98,466	211,128
	TOWER Ltd.	130,375	49,643
	Turners Automotive Group Ltd.	20,348	42,004
	Vector Ltd.	33,846	80,665
*	Vista Group International Ltd.	119,972	107,473
#	Warehouse Group Ltd.	89,569	161,409

TOTAL NEW ZEALAND			12,251,735

NORWAY — (1.0%)
	2020 Bulkers Ltd.	13,441	101,149
	ABG Sundal Collier Holding ASA	325,871	172,918
*	Adevinta ASA	15,382	105,295
	AF Gruppen ASA	6,299	91,239

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
#*	Akastor ASA	111,833	$109,783
#	Aker ASA, Class A	1,929	136,117
#	Aker BP ASA	16,579	526,654
*	Aker Carbon Capture ASA	27,212	30,622
	Aker Solutions ASA	186,651	712,642
	AMSC ASA	46,537	169,569
*	Archer Ltd.	112,942	39,830
*	ArcticZymes Technologies ASA	9,571	61,664
	Arendals Fossekompani AS	853	19,498
	Atea ASA	41,500	461,792
#*	Atlantic Sapphire ASA	22,525	14,315
	Austevoll Seafood ASA	29,436	218,122
Ω	Avance Gas Holding Ltd.	9,467	54,406
*	Axactor ASA	88,882	51,205
	B2Holding ASA	181,255	136,684
	Bakkafrost P/F	3,590	179,564
	Belships ASA	68,728	96,122
	Bonheur ASA	19,973	568,285
#*	Borr Drilling Ltd.	44,205	216,993
	Borregaard ASA	19,310	259,629
	Bouvet ASA	30,211	159,790
*	BW Energy Ltd.	73,397	184,947
Ω	BW LPG Ltd.	97,983	792,754
	BW Offshore Ltd.	53,784	136,659
*	Cadeler AS	6,861	21,992
*	Carasent ASA	3,306	6,162
#*Ω	Crayon Group Holding ASA	14,613	121,151
	DNB Bank ASA	108,244	1,914,498
	DNO ASA	530,277	689,749
Ω	Elkem ASA	187,646	623,408
	Equinor ASA	81,218	2,959,074
Ω	Europris ASA	99,014	589,546
	FLEX LNG Ltd.	39,625	1,230,795
#	Frontline Ltd.	86,710	1,083,630
*	Gaming Innovation Group, Inc.	31,975	81,940
	Gjensidige Forsikring ASA	1,927	35,223
*	Golar LNG Ltd.	3,400	94,588
#	Golden Ocean Group Ltd.	105,212	863,661
	Grieg Seafood ASA	29,186	202,113
	Hafnia Ltd.	49,473	254,780
#*	Hexagon Composites ASA	96,704	222,191
	Hunter Group ASA	210,534	43,907
#*	IDEX Biometrics ASA	68,923	5,587
Ω	Kid ASA	18,511	138,896
	Kitron ASA	68,056	152,497
Ω	Klaveness Combination Carriers ASA	3,342	20,587
*	Komplett Bank ASA	101,556	49,689
*	Kongsberg Automotive ASA	541,218	142,137
	Kongsberg Gruppen ASA	7,712	276,555
	Leroy Seafood Group ASA	26,021	119,818
	Medistim ASA	2,484	57,699
#*	Meltwater NV	19,981	24,541
	Mowi ASA	9,964	148,726
	MPC Container Ships ASA	202,387	319,265
#Ω	Multiconsult ASA	4,496	53,794
*	Nekkar ASA	25,072	15,069
#*	NEL ASA	132,327	161,747
*	Nordic Semiconductor ASA	9,421	132,999
	Norsk Hydro ASA	127,294	807,849

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*Ω	Norske Skog ASA	33,988	$209,511
*	Norway Royal Salmon ASA	5,466	69,491
*	Norwegian Energy Co. ASA	13,867	512,795
*	NRC Group ASA	5,207	8,829
*	Odfjell Drilling Ltd.	113,637	296,971
	Odfjell SE, Class A	11,269	74,191
*	Odfjell Technology Ltd.	18,940	41,427
	OKEA ASA	23,973	97,679
Ω	Okeanis Eco Tankers Corp.	6,326	102,821
	Olav Thon Eiendomsselskap ASA	498	8,342
	Orkla ASA	38,360	258,744
	Otello Corp. ASA	7,924	6,373
*	Panoro Energy ASA	60,863	198,925
	Pareto Bank ASA	28,337	128,206
*	PGS ASA	387,311	249,598
*	PhotoCure ASA	5,259	46,608
	Protector Forsikring ASA	39,451	469,713
*	Q-Free ASA	34,952	20,488
*	REC Silicon ASA	71,698	137,751
	Salmar ASA	1,547	52,446
Ω	Scatec ASA	25,974	183,991
	Schibsted ASA, Class A	5,999	92,589
	Schibsted ASA, Class B	7,527	111,905
	Selvaag Bolig ASA	38,194	123,590
*Ω	Shelf Drilling Ltd.	97,389	210,121
*	Solstad Offshore ASA	49,454	123,440
	SpareBank 1 Helgeland	1,689	18,342
	Sparebank 1 Oestlandet	7,985	86,332
	SpareBank 1 Sorost-Norge	19,867	98,573
	SpareBank 1 SR-Bank ASA	32,700	332,990
	Sparebanken More	9,915	69,549
	Stolt-Nielsen Ltd.	26,310	631,015
	Storebrand ASA	159,246	1,238,831
	Subsea 7 SA	139,295	1,389,731
	TGS ASA	90,181	1,227,798
	TOMRA Systems ASA	15,468	249,833
	Treasure ASA	54,160	86,358
*	Ultimovacs ASA	3,162	23,871
	Veidekke ASA	49,555	412,175
*	Volue ASA	9,430	24,518
	Wallenius Wilhelmsen ASA	42,394	301,403
	Wilh Wilhelmsen Holding ASA, Class A	10,229	237,987
#Ω	XXL ASA	79,028	34,376
	Yara International ASA	12,134	541,558

TOTAL NORWAY			30,315,895

PORTUGAL — (0.3%)
	Altri SGPS SA	61,723	343,467
#	Banco Comercial Portugues SA, Class R	9,946,486	1,417,125
*††	Banco Espirito Santo SA	712,067	0
	Corticeira Amorim SGPS SA	20,959	202,526
#	CTT-Correios de Portugal SA	77,262	238,485
	EDP Renovaveis SA	37,416	787,325
	Galp Energia SGPS SA	352,288	3,576,815
*	Greenvolt-Energias Renovaveis SA	15,079	115,826
	Ibersol SGPS SA	12,755	74,433
	Jeronimo Martins SGPS SA	23,185	479,767
	Mota-Engil SGPS SA	64,984	77,868
	Navigator Co. SA	253,850	967,129

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PORTUGAL — (Continued)
#	NOS SGPS SA	178,722	$700,015
	Novabase SGPS SA	3,851	15,969
#*	Pharol SGPS SA	245,241	15,471
#	REN - Redes Energeticas Nacionais SGPS SA	92,454	239,291
	Sonae SGPS SA	907,317	871,382

TOTAL PORTUGAL			10,122,894

SINGAPORE — (1.0%)
#	AEM Holdings Ltd.	135,900	308,191
	Amara Holdings Ltd.	90,000	21,040
*	Avarga Ltd.	188,200	32,594
	Aztech Global Ltd.	15,600	8,655
*	Banyan Tree Holdings Ltd.	176,900	34,361
	Bonvests Holdings Ltd.	30,000	20,133
	Boustead Projects Ltd.	26,174	15,454
	Boustead Singapore Ltd.	181,732	100,816
	BRC Asia Ltd.	17,400	19,910
	Bukit Sembawang Estates Ltd.	128,900	369,770
	Bund Center Investment Ltd.	22,000	6,844
	Capitaland India Trust	234,200	185,344
	Capitaland Investment Ltd.	98,801	210,115
	Centurion Corp. Ltd.	103,500	24,082
	China Aviation Oil Singapore Corp. Ltd.	270,400	127,026
	China Sunsine Chemical Holdings Ltd.	461,700	137,268
	Chip Eng Seng Corp. Ltd.	480,000	244,177
	City Developments Ltd.	172,400	929,514
	Civmec Ltd.	140,800	60,139
	ComfortDelGro Corp. Ltd.	385,100	345,701
*	COSCO Shipping International Singapore Co. Ltd.	951,900	109,009
	CSE Global Ltd.	298,700	73,936
	DBS Group Holdings Ltd.	49,098	1,187,008
#	Del Monte Pacific Ltd.	590,559	123,032
	Delfi Ltd.	163,700	81,511
	DFI Retail Group Holdings Ltd.	31,200	69,947
*††	Ezion Holdings Ltd.	70,344	0
#*††	Ezra Holdings Ltd.	730,927	1,064
	Far East Orchard Ltd.	137,020	100,820
	First Resources Ltd.	422,100	443,472
	Food Empire Holdings Ltd.	115,500	40,842
	Frasers Property Ltd.	193,800	122,555
#	Frencken Group Ltd.	276,400	164,040
	Fu Yu Corp. Ltd.	518,400	73,238
*	Gallant Venture Ltd.	254,500	23,189
	Genting Singapore Ltd.	1,122,800	638,505
	Geo Energy Resources Ltd.	373,800	102,864
	Golden Agri-Resources Ltd.	5,570,100	1,142,197
*	Golden Energy & Resources Ltd.	219,900	134,921
	Great Eastern Holdings Ltd.	12,100	152,989
	GuocoLand Ltd.	173,633	190,313
*	Halcyon Agri Corp. Ltd.	145,408	25,170
	Haw Par Corp. Ltd.	81,900	546,765
	Hiap Hoe Ltd.	39,000	20,292
#	Ho Bee Land Ltd.	180,200	294,202
#	Hong Fok Corp. Ltd.	406,380	267,135
#	Hong Leong Asia Ltd.	280,900	125,147
	Hong Leong Finance Ltd.	101,500	169,206
	Hongkong Land Holdings Ltd.	181,000	696,829
	Hotel Grand Central Ltd.	68,447	47,168
	Hour Glass Ltd.	179,100	246,914

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	HRnetgroup Ltd.	21,600	$11,144
	Hutchison Port Holdings Trust	3,614,900	590,400
*††	Hyflux Ltd.	455,600	0
	iFAST Corp. Ltd.	70,800	202,848
	Indofood Agri Resources Ltd.	271,900	56,587
	InnoTek Ltd.	60,000	18,224
	Japfa Ltd.	601,540	216,672
	Jardine Cycle & Carriage Ltd.	29,744	624,733
	Keppel Corp. Ltd.	166,400	819,024
	Keppel Infrastructure Trust	552,199	206,632
	KSH Holdings Ltd.	112,625	26,974
	Low Keng Huat Singapore Ltd.	98,100	28,432
*	Mandarin Oriental International Ltd.	79,000	130,140
*	Marco Polo Marine Ltd.	2,024,500	52,638
	Metro Holdings Ltd.	401,100	176,989
	Micro-Mechanics Holdings Ltd.	5,500	10,690
#*††	Midas Holdings Ltd.	1,120,000	0
*	mm2 Asia Ltd.	250,000	7,610
	Nanofilm Technologies International Ltd.	91,000	111,963
	Netlink NBN Trust	920,700	556,145
	NSL Ltd.	11,500	6,588
*	Oceanus Group Ltd.	2,050,000	15,941
	Olam Group Ltd.	174,435	165,147
	OUE Ltd.	245,700	218,768
	Oversea-Chinese Banking Corp. Ltd.	219,746	1,886,318
	Oxley Holdings Ltd.	641,546	67,142
	Pacific Century Regional Developments Ltd.	79,400	21,314
	Pan-United Corp. Ltd.	58,750	16,823
	Propnex Ltd.	36,000	33,066
	PSC Corp. Ltd.	226,500	54,545
	Q&M Dental Group Singapore Ltd.	134,040	31,692
	QAF Ltd.	135,353	76,504
*	Raffles Education Ltd.	281,846	10,137
	Raffles Medical Group Ltd.	321,998	302,536
*	RH PetroGas Ltd.	271,500	33,858
	Riverstone Holdings Ltd.	241,200	91,910
	Samudera Shipping Line Ltd.	135,000	82,469
*	SATS Ltd.	37,580	72,539
	Sembcorp Industries Ltd.	578,400	1,188,990
*	Sembcorp Marine Ltd.	13,573,300	1,216,352
	Sheng Siong Group Ltd.	408,200	450,214
*	SIA Engineering Co. Ltd.	46,300	70,683
	SIIC Environment Holdings Ltd.	665,760	69,299
	Silverlake Axis Ltd.	117,400	26,928
	Sinarmas Land Ltd.	415,000	55,668
	Sing Holdings Ltd.	86,800	21,837
	Sing Investments & Finance Ltd.	13,500	14,009
*	Singapore Airlines Ltd.	195,050	723,500
	Singapore Exchange Ltd.	61,300	364,528
	Singapore Land Group Ltd.	91,984	141,236
	Singapore Post Ltd.	1,115,900	426,113
	Singapore Technologies Engineering Ltd.	82,600	192,568
	Singapore Telecommunications Ltd.	44,900	79,168
#	Sinostar PEC Holdings Ltd.	133,500	16,031
	Stamford Land Corp. Ltd.	531,511	140,670
	StarHub Ltd.	241,400	182,497
#	Straits Trading Co. Ltd.	120,832	175,893
#*††	Swiber Holdings Ltd.	189,500	0
	Thomson Medical Group Ltd.	677,500	36,847

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Tiong Woon Corp. Holding Ltd.	68,000	$21,719
	Tuan Sing Holdings Ltd.	561,123	121,149
	UMS Holdings Ltd.	278,327	176,038
	United Overseas Bank Ltd.	57,982	1,137,536
	UOB-Kay Hian Holdings Ltd.	249,300	234,359
	UOL Group Ltd.	164,287	717,571
#	Valuetronics Holdings Ltd.	310,500	97,630
	Venture Corp. Ltd.	29,200	328,598
	Wee Hur Holdings Ltd.	112,000	15,539
	Wilmar International Ltd.	947,000	2,594,356
	Wing Tai Holdings Ltd.	479,068	515,070
*	Yangzijiang Financial Holding Ltd.	982,200	215,074
	Yangzijiang Shipbuilding Holdings Ltd.	982,200	832,636
	Yeo Hiap Seng Ltd.	10,387	4,916

TOTAL SINGAPORE			30,255,778

SPAIN — (2.2%)
#	Acciona SA	12,971	2,335,579
	Acerinox SA	151,257	1,325,623
#	ACS Actividades de Construccion y Servicios SA	42,128	1,081,058
Ω	Aedas Homes SA	9,287	121,962
*Ω	Aena SME SA	2,293	269,500
#*	Airtificial Intelligence Structures SA	253,298	14,952
	Alantra Partners SA	1,451	18,471
	Almirall SA	36,105	336,412
*	Amadeus IT Group SA	15,594	813,309
*	Amper SA	490,630	72,479
	Applus Services SA	117,624	694,575
	Atresmedia Corp. de Medios de Comunicacion SA	64,255	185,432
	Banco Bilbao Vizcaya Argentaria SA	1,438,737	7,422,139
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	282,240	1,453,536
	Banco de Sabadell SA	4,141,513	3,258,559
#	Banco Santander SA	1,654,793	4,291,665
	Banco Santander SA, Sponsored ADR	76,315	199,182
	Bankinter SA	382,403	2,313,140
	CaixaBank SA	1,245,584	4,130,410
#*††	Caja de Ahorros del Mediterraneo	8,736	0
Ω	Cellnex Telecom SA	9,412	308,057
	Cia de Distribucion Integral Logista Holdings SA	34,685	717,337
	CIE Automotive SA	37,064	944,138
	Construcciones y Auxiliar de Ferrocarriles SA	17,533	457,763
*	Deoleo SA	6,806	1,603
*	Distribuidora Internacional de Alimentacion SA	4,647,921	56,447
	Ebro Foods SA	50,037	780,240
#*	eDreams ODIGEO SA	37,385	154,642
	Elecnor SA	21,392	213,618
	Enagas SA	132,977	2,158,735
	Ence Energia y Celulosa SA	107,249	367,311
	Endesa SA	32,894	549,594
	Ercros SA	80,582	258,707
	Faes Farma SA	296,337	1,118,519
	Ferrovial SA	36,861	900,822
	Fluidra SA	17,907	243,192
	Fomento de Construcciones y Contratas SA	40,893	340,674
Ω	Gestamp Automocion SA	137,031	482,526
Ω	Global Dominion Access SA	67,965	249,422
#*	Grifols SA	59,938	509,927
	Grupo Catalana Occidente SA	23,468	637,371
#	Grupo Empresarial San Jose SA	8,089	29,419

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Iberdrola SA	367,548	$3,737,696
	Iberpapel Gestion SA	3,316	43,904
	Indra Sistemas SA	110,672	989,810
	Industria de Diseno Textil SA	48	1,090
#	Laboratorio Reig Jofre SA	5,640	13,280
	Laboratorios Farmaceuticos Rovi SA	9,465	430,489
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	351,523	329,459
#	Mapfre SA	727,253	1,247,377
*	Melia Hotels International SA	40,284	187,292
	Miquel y Costas & Miquel SA	21,055	223,186
	Naturgy Energy Group SA	6,915	177,456
Ω	Neinor Homes SA	27,259	217,926
#*	Obrascon Huarte Lain SA	301,945	128,313
	Pharma Mar SA	6,561	393,122
*	Promotora de Informaciones SA, Class A	55,966	18,509
#Ω	Prosegur Cash SA	150,442	90,652
#	Prosegur Cia de Seguridad SA	159,561	297,141
*	Realia Business SA	69,253	69,144
	Red Electrica Corp. SA	38,398	621,115
	Repsol SA, Sponsored ADR	2,816	38,213
	Repsol SA	415,110	5,647,349
#	Sacyr SA	352,783	865,421
*	Solaria Energia y Medio Ambiente SA	36,340	574,758
#Ω	Talgo SA	23,403	64,939
*	Tecnicas Reunidas SA	9,637	68,784
#	Telefonica SA, Sponsored ADR	30,819	106,326
	Telefonica SA	910,913	3,140,095
*	Tubacex SA	81,389	178,739
Ω	Unicaja Banco SA	1,043,647	925,181
	Vidrala SA	10,212	780,592
	Viscofan SA	26,608	1,584,426
	Vocento SA	15,612	9,547

TOTAL SPAIN			65,019,378

SWEDEN — (2.4%)
	AAK AB	12,309	179,434
Ω	AcadeMedia AB	99,418	425,471
	AddLife AB, Class B	18,992	177,544
	AddNode Group AB, Class B	44,046	383,199
	AddTech AB, Class B	31,649	382,425
	AFRY AB	52,823	709,349
	Alfa Laval AB	10,722	263,925
#Ω	Alimak Group AB	31,764	199,161
*	Alleima AB	13,388	45,615
	Alligo AB, Class B	21,198	156,691
Ω	Ambea AB	63,455	224,453
*	Annehem Fastigheter AB, Class B	23,093	45,071
	AQ Group AB	5,415	138,991
*	Arise AB	22,692	101,247
	Arjo AB, Class B	107,752	429,821
	Assa Abloy AB, Class B	26,509	535,272
	Atlas Copco AB, Class A	4,644	49,567
*Ω	Attendo AB	69,313	143,087
#	Avanza Bank Holding AB	36,533	728,725
	Axfood AB	15,489	383,486
	Balco Group AB	4,759	19,977
	Beijer Alma AB	23,618	330,215
	Beijer Electronics Group AB	17,085	141,599
#	Beijer Ref AB, Class B	30,297	469,677

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Bergman & Beving AB	20,380	$167,469
	Bergs Timber AB, Class B	239	651
	Betsson AB, Class B	111,000	807,217
#*	Better Collective AS	16,813	218,573
	Bilia AB, Class A	81,311	861,265
	Billerud AB	162,336	2,095,708
	BioGaia AB, Class B	43,050	341,153
	Biotage AB	19,899	326,610
	Bjorn Borg AB	5,390	13,519
	Boliden AB	42,073	1,223,521
	Bonava AB, Class B	140,816	411,879
#*Ω	Boozt AB	15,697	114,474
Ω	Bravida Holding AB	88,874	832,653
	Bufab AB	21,549	407,272
	Bulten AB	14,852	83,632
	Bure Equity AB	62,993	1,215,641
	Byggmax Group AB	69,100	289,187
#*	Cantargia AB	68,672	23,358
*	Careium AB	7,199	5,220
	Catella AB	27,843	100,021
	Catena AB	5,215	177,116
*	Catena Media PLC	46,036	118,610
*	Cavotec SA	14,187	21,201
	Cellavision AB	4,277	80,202
	Cibus Nordic Real Estate AB	2,251	30,747
	Clas Ohlson AB, Class B	34,934	233,292
	Cloetta AB, Class B	325,909	595,742
*	Collector Bank AB	48,614	118,836
	Concentric AB	30,097	498,549
Ω	Coor Service Management Holding AB	84,159	447,135
	Corem Property Group AB, Class B	61,043	37,999
	Dios Fastigheter AB	9,684	63,593
#Ω	Dometic Group AB	144,489	827,268
*	Doro AB	16,221	23,524
*	Duni AB	29,057	195,540
Ω	Dustin Group AB	67,381	280,361
	Eastnine AB	14,309	132,539
	Elanders AB, Class B	13,762	187,742
#	Electrolux AB, Class B	48,147	593,998
	Electrolux Professional AB, Class B	62,018	234,139
	Elekta AB, Class B	60,720	308,626
*Ω	Eltel AB	39,179	26,246
#*	Enea AB	14,517	103,571
	Eolus Vind AB, Class B	781	9,295
	Epiroc AB, Class A	3,499	53,564
	Essity AB, Class A	1,404	29,490
	Essity AB, Class B	29,281	618,659
Ω	Evolution AB	2,526	235,632
	Fagerhult AB	37,705	150,292
	FastPartner AB, Class A	7,206	44,028
#	Fenix Outdoor International AG	1,916	155,834
#*	Fingerprint Cards AB, Class B	137,190	64,891
	G5 Entertainment AB	4,650	76,316
	GARO AB	15,546	156,741
	Getinge AB, Class B	25,118	509,719
	Granges AB	108,665	734,326
*Ω	Green Landscaping Group AB	1,084	5,817
#	H & M Hennes & Mauritz AB, Class B	25,878	260,647
	Hanza AB	14,692	63,872

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Heba Fastighets AB, Class B	9,928	$28,354
	Hexagon AB, Class B	13,627	134,715
	Hexatronic Group AB	57,405	776,870
	Hexpol AB	74,843	738,710
	HMS Networks AB	6,335	162,990
*Ω	Hoist Finance AB	45,540	104,574
	Holmen AB, Class B	18,012	653,663
	Hufvudstaden AB, Class A	6,147	73,253
*	Humana AB	31,619	120,376
	Husqvarna AB, Class A	5,896	35,176
	Husqvarna AB, Class B	127,374	756,238
	Indutrade AB	33,097	579,461
	Instalco AB	71,074	285,101
*	International Petroleum Corp.	95,809	949,659
#	Intrum AB	39,889	501,891
	Inwido AB	92,865	834,208
*	ITAB Shop Concept AB	3,909	3,382
	JM AB	43,406	653,560
	Kabe Group AB, Class B	966	16,637
*	Karnov Group AB	37,544	200,158
#*	K-fast Holding AB	11,965	24,583
	Kindred Group PLC, SDR	106,544	924,251
	KNOW IT AB	20,767	413,323
#	Lagercrantz Group AB, Class B	48,854	418,486
	Lifco AB, Class	18,065	261,036
	Lime Technologies AB	2,574	47,025
	Lindab International AB	70,649	751,504
	Loomis AB	45,752	1,280,988
*	Medcap AB	1,778	33,668
	Medicover AB, Class B	9,914	122,781
	MEKO AB	44,060	416,360
*	Micro Systemation AB, Class B	8,848	31,231
*	Midsona AB, Class B	5,387	3,996
*	Millicom International Cellular SA, SDR	107,058	1,161,945
#	MIPS AB	11,142	360,356
	Modern Times Group MTG AB, Class B	85,462	640,697
*	Momentum Group AB	21,198	112,889
Ω	Munters Group AB	73,040	569,847
	Mycronic AB	34,126	535,576
	NCAB Group AB	34,512	150,448
	NCC AB, Class B	62,681	522,286
	Nederman Holding AB	3,769	51,536
*	Net Insight AB, Class B	344,039	181,804
	New Wave Group AB, Class B	47,435	659,268
	Nibe Industrier AB, Class B	9,620	76,736
	Nilorngruppen AB, Class B	4,923	33,542
	Nobia AB	107,020	178,216
	Nolato AB, Class B	94,764	399,699
	Nordic Paper Holding AB	14,723	39,549
	Nordic Waterproofing Holding AB	20,717	267,953
	Nordnet AB publ	12,146	150,463
*	Note AB	12,065	174,303
#	NP3 Fastigheter AB	4,103	65,197
	Nyfosa AB	37,694	225,264
	OEM International AB, Class B	35,332	176,262
	Orron Energy AB	7,830	16,243
*	Ovzon AB	20,670	74,739
*	Pandox AB	59,206	725,045
	Peab AB, Class B	147,021	762,839

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Platzer Fastigheter Holding AB, Class B	14,475	$89,725
	Prevas AB, Class B	5,252	54,915
	Pricer AB, Class B	107,548	185,883
	Proact IT Group AB	21,402	173,313
	Profilgruppen AB, Class B	1,606	14,240
	Ratos AB, Class B	171,748	642,867
*	RaySearch Laboratories AB	13,522	70,293
	Rejlers AB	1,000	11,736
Ω	Resurs Holding AB	208,226	452,468
	Rottneros AB	66,194	76,846
	Saab AB, Class B	15,861	560,433
	Sagax AB, Class B	6,790	125,122
#	Samhallsbyggnadsbolaget i Norden AB	116,878	160,578
#	Samhallsbyggnadsbolaget i Norden AB, Class D	13,648	22,440
	Sandvik AB	53,653	838,422
*	Scandi Standard AB	45,581	209,230
#*Ω	Scandic Hotels Group AB	100,921	320,044
*	Sdiptech AB, Class B	3,587	69,164
	Sectra AB, Class B	29,579	392,125
#	Securitas AB, Class B	129,936	1,061,682
*	Sensys Gatso Group AB	1,075,106	111,074
	Sintercast AB	1,949	18,808
	Skandinaviska Enskilda Banken AB, Class A	163,787	1,726,870
	Skanska AB, Class B	106,169	1,651,071
	SKF AB, Class A	10,819	165,425
	SKF AB, Class B	123,548	1,788,433
	SkiStar AB	15,425	147,603
	Softronic AB, Class B	14,044	29,198
*	Solid Forsakring AB	13,245	63,076
	SSAB AB,Class A	127,083	611,404
	SSAB AB,Class B	335,848	1,561,390
#*	Stendorren Fastigheter AB	1,902	33,051
*	Stillfront Group AB	97,618	189,999
	Svenska Cellulosa AB SCA, Class A	4,829	58,280
	Svenska Cellulosa AB SCA, Class B	108,105	1,275,399
	Svenska Handelsbanken AB, Class A	156,981	1,458,515
#	Svenska Handelsbanken AB, Class B	4,398	48,092
	Sweco AB, Class B	28,288	212,549
#	Swedbank AB, Class A	86,446	1,288,741
	Swedish Match AB	69,552	715,335
*	Swedish Orphan Biovitrum AB	25,396	467,779
	Systemair AB	38,880	205,732
	Tele2 AB, Class B	60,042	492,106
	Telefonaktiebolaget LM Ericsson, Class A	2,693	15,997
	Telefonaktiebolaget LM Ericsson, Class B	76,948	427,780
#	Telia Co. AB	423,345	1,121,765
	Tethys Oil AB	28,546	176,196
	TF Bank AB	3,701	55,293
Ω	Thule Group AB	22,184	437,038
*	Transtema Group AB	10,172	24,450
	Trelleborg AB, Class B	78,768	1,734,397
	Troax Group AB	16,507	244,995
	VBG Group AB, Class B	5,255	61,389
*	Viaplay Group AB, Class B	18,560	338,837
*	Vicore Pharma Holding AB	27,460	74,380
	Vitec Software Group AB, Class B	8,739	320,661
	Vitrolife AB	7,276	117,594
	Volati AB	12,826	117,382
	Volvo AB, Class A	25,380	433,532

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Volvo AB, Class B	151,957	$2,487,069
#	Wallenstam AB, Class B	10,628	37,497
	Wihlborgs Fastigheter AB	14,934	97,836
	XANO Industri AB, Class B	12,728	119,239

TOTAL SWEDEN			73,654,417

SWITZERLAND — (7.3%)
	ABB Ltd.	138,947	3,858,600
	Accelleron Industries AG	6,947	117,807
#	Adecco Group AG	144,358	4,517,823
	Alcon, Inc.	97,268	5,909,046
	Allreal Holding AG	16,566	2,373,021
	ALSO Holding AG	7,288	1,145,433
#*	ams-OSRAM AG	230,000	1,301,880
	APG SGA SA	931	152,046
	Arbonia AG	42,331	514,508
#*	Aryzta AG	906,262	929,008
#	Ascom Holding AG	22,571	138,787
	Autoneum Holding AG	2,656	254,030
	Baloise Holding AG	34,694	4,739,968
	Banque Cantonale de Geneve	1,622	291,576
#	Banque Cantonale Vaudoise	26,772	2,382,589
	Barry Callebaut AG	1,567	2,964,626
	Belimo Holding AG	3,885	1,582,389
	Bell Food Group AG	2,112	515,043
	Bellevue Group AG	10,612	368,154
	Berner Kantonalbank AG	5,066	1,115,838
	BKW AG	3,604	420,452
	Bossard Holding AG, Class A	6,265	1,243,848
	Bucher Industries AG	7,246	2,443,101
	Burckhardt Compression Holding AG	2,922	1,264,052
	Burkhalter Holding AG	2,668	207,846
	Bystronic AG	1,238	711,102
	Calida Holding AG	5,059	214,747
	Carlo Gavazzi Holding AG	465	122,117
	Cembra Money Bank AG	27,958	2,027,489
#	Chocoladefabriken Lindt & Spruengli AG	8	777,511
#*	Cicor Technologies Ltd.	1,805	76,035
	Cie Financiere Richemont SA, Class A	44,982	4,396,250
	Cie Financiere Tradition SA	1,337	139,586
	Clariant AG	232,810	3,741,445
	Coltene Holding AG	4,044	323,517
	Comet Holding AG	2,037	324,286
#	COSMO Pharmaceuticals NV	2,669	155,868
#	Credit Suisse Group AG	102,173	423,248
#	Credit Suisse Group AG, Sponsored ADR	260,027	1,071,310
	Daetwyler Holding AG	4,889	867,672
	DKSH Holding AG	39,733	2,866,361
	dormakaba Holding AG	1,607	510,087
#*	Dufry AG	73,076	2,410,596
	EFG International AG	164,502	1,346,331
	Emmi AG	2,180	1,739,543
	EMS-Chemie Holding AG	547	343,949
	Energiedienst Holding AG	3,293	134,859
#*	Evolva Holding SA	335,938	28,205
#	Feintool International Holding AG	5,901	118,452
*	Flughafen Zurich AG	21,469	3,330,619
	Forbo Holding AG	847	1,025,311
	Fundamenta Real Estate AG	1,434	22,404

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
Ω	Galenica AG	49,762	$3,575,301
#*	GAM Holding AG	141,610	107,091
	Geberit AG	3,448	1,532,765
	Georg Fischer AG	87,636	4,853,700
	Givaudan SA	1,003	2,995,900
#	Gurit Holding AG, Class BR	3,920	362,187
	Helvetia Holding AG	29,697	2,948,981
	Hiag Immobilien Holding AG	1,074	86,448
*	HOCHDORF Holding AG	524	13,384
	Holcim AG	114,677	5,202,190
	Huber & Suhner AG	17,292	1,540,225
*	Implenia AG	13,050	489,912
*	Ina Invest Holding AG	1,743	34,137
	Inficon Holding AG	1,096	871,446
	Interroll Holding AG	448	943,793
	Intershop Holding AG	491	298,627
	Investis Holding SA	1,379	139,777
	Julius Baer Group Ltd.	127,245	6,105,070
*	Jungfraubahn Holding AG	3,728	422,716
	Kardex Holding AG	5,933	907,283
	Komax Holding AG	3,885	911,796
	Kudelski SA	29,355	80,037
	Kuehne + Nagel International AG	6,334	1,348,294
	Landis & Gyr Group AG	23,146	1,333,833
	LEM Holding SA	284	472,846
	Liechtensteinische Landesbank AG	15,182	828,994
#	Logitech International SA	81,714	4,058,322
	Lonza Group AG	2,459	1,265,854
	Luzerner Kantonalbank AG	3,292	1,357,255
Ω	Medacta Group SA	2,925	263,012
Ω	Medmix AG	16,925	297,951
	Meier Tobler Group AG	5,366	169,490
	Metall Zug AG, Class B	208	385,531
	Mikron Holding AG	4,766	41,780
	Mobilezone Holding AG	27,329	433,428
	Mobimo Holding AG	9,533	2,223,650
#*	Molecular Partners AG	4,682	30,542
	Nestle SA	126,847	13,808,412
	Novartis AG, Sponsored ADR	112,884	9,158,279
	Novartis AG	23,271	1,882,408
	Novavest Real Estate AG	352	14,288
	OC Oerlikon Corp. AG	193,080	1,247,128
*	Orascom Development Holding AG	10,410	77,987
	Orell Fuessli AG	184	15,050
	Orior AG	6,068	423,002
	Partners Group Holding AG	2,214	1,987,249
	Phoenix Mecano AG	583	190,794
	Plazza AG, Class A	723	224,608
	PSP Swiss Property AG	7,620	814,043
	Rieter Holding AG	2,152	179,373
	Roche Holding AG	1,832	607,854
	Romande Energie Holding SA	89	99,542
	Schaffner Holding AG	381	102,376
	Schindler Holding AG	3,669	577,574
	Schweiter Technologies AG	1,066	714,491
#*Ω	Sensirion Holding AG	9,087	826,756
	SFS Group AG	18,326	1,657,191
	SGS SA	505	1,113,278
	Siegfried Holding AG	3,536	2,104,903

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	SIG Group AG	198,582	$3,817,356
	Sika AG	10,135	2,285,197
	Softwareone Holding AG	40,722	458,294
	Sonova Holding AG	5,335	1,261,000
	St Galler Kantonalbank AG	2,827	1,330,885
#	Stadler Rail AG	4,257	125,265
	Straumann Holding AG	4,098	390,012
	Sulzer AG	20,091	1,339,963
	Swatch Group AG	16,020	3,599,845
	Swatch Group AG	29,129	1,216,972
	Swiss Life Holding AG	10,701	5,181,660
	Swiss Prime Site AG	56,955	4,595,865
	Swiss Re AG	66,165	4,915,051
*	Swiss Steel Holding AG	513,876	115,701
	Swisscom AG	15,415	7,611,759
	Swissquote Group Holding SA	10,916	1,293,012
	Tecan Group AG	652	239,175
	Temenos AG	22,726	1,353,532
	Thurgauer Kantonalbank	690	80,978
#	Tornos Holding AG	5,138	28,838
	TX Group AG	2,598	360,989
	u-blox Holding AG	6,346	649,730
*	UBS Group AG	357,301	5,665,622
	Valiant Holding AG	14,511	1,421,316
	Varia U.S. Properties AG	756	36,308
Ω	VAT Group AG	5,791	1,322,092
	Vaudoise Assurances Holding SA	1,091	436,078
	Vetropack Holding AG	10,541	337,042
#*	Von Roll Holding AG	8,846	7,074
	Vontobel Holding AG	44,883	2,525,597
	VP Bank AG, Class A	3,631	315,076
	VZ Holding AG	10,539	726,814
*	V-ZUG Holding AG	1,900	137,119
	Walliser Kantonalbank	1,595	171,258
	Warteck Invest AG	44	96,697
	Ypsomed Holding AG	2,872	461,916
	Zehnder Group AG	10,509	565,946
	Zug Estates Holding AG, Class B	246	410,241
	Zuger Kantonalbank AG	92	677,738
#*	Zur Rose Group AG	456	12,319
	Zurich Insurance Group AG	14,535	6,194,437

TOTAL SWITZERLAND			220,532,274

UNITED KINGDOM — (11.5%)
	3i Group PLC	398,043	5,301,281
	4imprint Group PLC	10,735	428,050
	888 Holdings PLC	147,643	157,149
#*	Abcam PLC, Sponsored ADR	8,913	138,686
	Abrdn Plc	962,314	1,753,510
*	accesso Technology Group PLC	16,596	118,072
	Admiral Group PLC	25,512	589,981
	Advanced Medical Solutions Group PLC	42,667	133,580
	AG Barr PLC	70,741	364,542
	Airtel Africa PLC	442,997	573,417
	AJ Bell PLC	91,472	340,223
Ω	Alfa Financial Software Holdings PLC	37,111	64,280
	Alliance Pharma PLC	303,543	215,892
	Anglo American PLC	83,978	2,515,494
	Anglo-Eastern Plantations PLC	15,637	143,446

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Antofagasta PLC	65,229	$878,988
*	AO World PLC	3,473	1,783
	Argentex Group PLC	35,836	48,118
*	Ascential PLC	180,092	396,660
	Ashmore Group PLC	299,635	709,568
	Ashtead Group PLC	35,490	1,848,781
#*	ASOS PLC	13,541	87,193
	Associated British Foods PLC	83,041	1,287,075
*Ω	Aston Martin Lagonda Global Holdings PLC	36,996	44,708
	AstraZeneca PLC, Sponsored ADR	55,758	3,279,128
Ω	Auto Trader Group PLC	142,369	852,188
	AVEVA Group PLC	14,278	510,984
	Aviva PLC	590,641	2,833,083
	Avon Protection PLC	10,708	127,558
	B&M European Value Retail SA	233,366	862,423
*	Babcock International Group PLC	580,345	1,833,111
	BAE Systems PLC	224,869	2,103,326
Ω	Bakkavor Group PLC	95,040	99,208
	Balfour Beatty PLC	420,596	1,441,047
	Bank of Georgia Group PLC	39,753	969,959
	Barclays PLC, Sponsored ADR	359,916	2,490,619
	Barclays PLC	658,184	1,118,420
	Barratt Developments PLC	578,050	2,493,179
	Beazley PLC	264,013	1,893,451
	Begbies Traynor Group PLC	82,918	123,044
	Bellway PLC	106,203	2,258,635
	Berkeley Group Holdings PLC	35,362	1,406,961
Ω	Biffa PLC	227,928	1,072,647
	Bloomsbury Publishing PLC	70,695	374,464
*	BlueJay Mining PLC	269,310	17,344
	Bodycote PLC	148,548	844,911
#*	boohoo Group PLC	207,345	96,361
	BP PLC	1,487,940	8,232,179
	BRAEMAR PLC	15,684	53,218
	Breedon Group PLC	93,173	55,889
	British American Tobacco PLC, Sponsored ADR	57,476	2,277,199
	British American Tobacco PLC	154,373	6,096,722
	Britvic PLC	178,900	1,494,177
	Brooks Macdonald Group PLC	1,676	36,554
	BT Group PLC	4,467,397	6,657,451
	Bunzl PLC	35,361	1,152,256
	Burberry Group PLC	42,007	875,304
	Burford Capital Ltd.	136,358	1,102,363
	Bytes Technology Group PLC	100,149	412,427
*	C&C Group PLC	290,200	544,495
*	Capita PLC	685,708	190,795
	Capital Ltd.	53,870	50,683
*	Capricorn Energy PLC	483,434	1,373,248
*	Card Factory PLC	237,474	129,506
*	Carnival PLC	10,040	79,771
	Carr’s Group PLC	10,633	12,768
	Castings PLC	9,986	36,509
*	Cazoo Group Ltd.	36,404	11,649
	Centamin PLC	1,092,581	1,110,711
	Centaur Media PLC	24,139	11,074
	Central Asia Metals PLC	145,077	355,417
	Centrica PLC	4,038,376	3,548,566
	Chemring Group PLC	184,214	638,603
	Chesnara PLC	122,081	372,520

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	City of London Investment Group PLC	13,255	$58,533
	Clarkson PLC	22,442	710,317
	Close Brothers Group PLC	144,396	1,626,778
Ω	CMC Markets PLC	104,530	294,224
	Coats Group PLC	1,149,411	797,418
	Coca-Cola HBC AG	31,360	685,006
	Compass Group PLC	36,310	764,754
	Computacenter PLC	38,815	805,352
Ω	ContourGlobal PLC	94,979	274,949
Ω	ConvaTec Group PLC	304,670	762,353
*	Costain Group PLC	143,300	58,272
*Ω	Countryside Partnerships PLC	209,828	511,194
	Cranswick PLC	32,152	1,097,730
	Crest Nicholson Holdings PLC	493,248	1,143,332
	Croda International PLC	14,849	1,150,307
	Currys PLC	2,025,364	1,512,699
	Curtis Banks Group PLC	3,108	9,604
	CVS Group PLC	26,821	579,757
	DCC PLC	33,370	1,852,062
*	De La Rue PLC	48,430	52,155
	Dechra Pharmaceuticals PLC	8,101	243,534
	Devro PLC	147,626	302,978
	DFS Furniture PLC	157,808	221,716
#	Diageo PLC, Sponsored ADR	2,322	387,704
#*	Dialight PLC	11,223	36,598
#*	Dignity PLC	16,357	87,075
	Diploma PLC	22,083	628,104
	Direct Line Insurance Group PLC	787,870	1,820,324
	DiscoverIE Group PLC	57,635	492,355
	Diversified Energy Co. PLC	322,312	465,312
	Domino’s Pizza Group PLC	167,337	432,781
	dotdigital group PLC	73,697	64,050
	Dr Martens PLC	4,057	11,538
	Drax Group PLC	311,594	1,860,720
	DS Smith PLC	917,419	3,059,519
	Dunelm Group PLC	58,420	579,905
Ω	DWF Group PLC	98,952	80,538
*	easyJet PLC	83,048	330,671
	Ecora Resources PLC	176,159	309,524
	EKF Diagnostics Holdings PLC	91,324	45,940
*	Elementis PLC	497,572	526,013
	EMIS Group PLC	37,849	806,167
	Energean PLC	27,905	458,670
*	EnQuest PLC	1,453,845	450,863
	Entain PLC	62,799	908,485
	Epwin Group PLC	20,620	17,645
*	Ergomed PLC	4,603	64,683
*	Esken Ltd.	201,963	12,781
	Essentra PLC	228,952	589,428
	Euromoney Institutional Investor PLC	74,019	1,229,222
*††	Evraz PLC	67,028	0
	Experian PLC	52,061	1,659,978
*	FD Technologies PLC	2,175	33,448
	FDM Group Holdings PLC	42,136	304,017
	Ferguson PLC	22,136	2,415,847
	Ferrexpo PLC	371,543	435,772
	Firstgroup PLC	685,908	823,487
Ω	Forterra PLC	187,329	468,691
	Foxtons Group PLC	253,365	87,160

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Frasers Group PLC	111,193	$825,070
#	Fresnillo PLC	67,188	561,727
#*	Frontier Developments PLC	6,616	100,534
	Fuller Smith & Turner PLC, Class A	38,355	196,700
*Ω	Funding Circle Holdings PLC	36,033	20,207
	Galliford Try Holdings PLC	157,284	299,290
	Games Workshop Group PLC	12,414	911,234
	Gamma Communications PLC	30,145	369,067
	Gem Diamonds Ltd.	108,420	37,114
	Genel Energy PLC	139,970	203,815
	Genuit Group PLC	171,579	501,428
*	Georgia Capital PLC	35,042	250,990
	Glencore PLC	873,439	5,007,488
	Gooch & Housego PLC	9,022	49,894
	Goodwin PLC	236	8,574
	Grafton Group PLC	152,989	1,211,253
	Grainger PLC	483,137	1,256,199
*	Greencore Group PLC	327,871	252,433
	Greggs PLC	68,837	1,595,740
*	Griffin Mining Ltd.	37,665	34,391
	GSK PLC	13,574	222,363
#	GSK PLC, Sponsored ADR	61,990	2,056,222
	Gulf Keystone Petroleum Ltd.	211,119	506,124
*Ω	Gym Group PLC	64,979	86,124
	H&T Group PLC	19,362	94,679
*	Haleon PLC	16,968	52,032
#*	Haleon PLC, ADR	77,488	474,227
	Halfords Group PLC	421,270	850,534
	Halma PLC	17,896	433,965
	Harbour Energy PLC	95,414	414,078
	Hargreaves Lansdown PLC	27,726	242,314
	Hargreaves Services PLC	4,319	18,365
	Harworth Group PLC	99,677	118,399
	Hays PLC	941,531	1,187,090
	Headlam Group PLC	57,641	159,161
	Helical PLC	131,806	498,619
*	Helios Towers PLC	244,329	351,050
	Henry Boot PLC	89,997	246,542
	Hikma Pharmaceuticals PLC	74,484	1,069,234
	Hill & Smith Holdings PLC	66,958	756,888
	Hilton Food Group PLC	40,288	282,353
	Hiscox Ltd.	140,587	1,448,289
	Hochschild Mining PLC	315,827	192,975
	Hollywood Bowl Group PLC	130,462	298,914
	HomeServe PLC	157,348	2,141,587
*Ω	Hostelworld Group PLC	38,772	39,964
	Howden Joinery Group PLC	237,428	1,398,592
	HSBC Holdings PLC	160,618	824,300
#	HSBC Holdings PLC, Sponsored ADR	320,826	8,312,602
Ω	HSS Hire Group PLC	43,916	6,890
	Hunting PLC	119,619	366,318
*	Hyve Group PLC	74,695	45,839
Ω	Ibstock PLC	301,143	536,885
	IDOX PLC	95,089	66,607
	IG Group Holdings PLC	179,725	1,639,318
*	IGas Energy PLC	11,661	3,398
	IMI PLC	91,312	1,286,302
	Impax Asset Management Group PLC	22,281	170,917
	Imperial Brands PLC	127,262	3,099,984

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Inchcape PLC	348,145	$2,969,990
	Indivior PLC	135,542	2,567,404
	Informa PLC	79,221	504,790
	IntegraFin Holdings PLC	89,292	257,601
#	InterContinental Hotels Group PLC, ADR	4,801	263,272
	InterContinental Hotels Group PLC	7,891	423,961
	Intermediate Capital Group PLC	38,545	469,352
	International Distributions Services PLC	680,062	1,573,241
	International Personal Finance PLC	395,729	353,196
	Intertek Group PLC	21,290	891,901
	Investec PLC	429,772	2,153,885
#	iomart Group PLC	63,484	98,190
	IP Group PLC	898,090	605,242
#*	IQE PLC	453,602	217,709
	ITV PLC	1,728,023	1,330,503
*	IWG PLC	432,895	654,340
*	J D Wetherspoon PLC	23,039	119,587
	J Sainsbury PLC	1,180,078	2,630,503
*	James Fisher & Sons PLC	29,543	88,050
	James Halstead PLC	73,456	159,762
	JD Sports Fashion PLC	532,910	595,490
*	JET2 PLC	32,832	320,197
*	John Wood Group PLC	544,657	875,738
	Johnson Matthey PLC	77,133	1,712,167
	Johnson Service Group PLC	276,930	293,613
Ω	JTC PLC	8,485	68,271
	Jupiter Fund Management PLC	614,183	730,728
#*Ω,*Ω	Just Eat Takeaway.com NV	20,580	353,014
	Just Group PLC	990,354	657,826
	Kainos Group PLC	43,100	611,964
	Keller Group PLC	78,359	563,894
*	Kier Group PLC	296,132	202,932
*	Kin & Carta PLC	109,862	271,488
	Kingfisher PLC	1,390,157	3,492,676
	Lancashire Holdings Ltd.	229,799	1,304,140
	Legal & General Group PLC	391,537	1,047,463
*	Liberty Global PLC, Class A	10,594	178,615
*	Liberty Global PLC, Class C	31,782	561,270
	Liontrust Asset Management PLC	14,791	144,866
	Lloyds Banking Group PLC	6,632,075	3,185,167
	Lloyds Banking Group PLC, ADR	328,830	628,065
	London Stock Exchange Group PLC	11,595	1,005,094
	Lookers PLC	242,345	221,666
	LSL Property Services PLC	36,412	95,733
Ω	Luceco PLC	7,552	6,784
	M&G PLC	1,352,385	2,717,785
	Macfarlane Group PLC	112,976	125,969
	Man Group PLC	1,062,578	2,643,276
*	Marks & Spencer Group PLC	1,233,972	1,494,433
	Marshalls PLC	145,571	421,211
*	Marston’s PLC	1,184,015	474,388
	Me Group International PLC	267,503	284,415
	Mears Group PLC	97,534	211,969
	Medica Group PLC	16,238	23,669
	Mediclinic International PLC	437,436	2,488,452
	Melrose Industries PLC	2,090,336	2,803,941
*	Metro Bank PLC	101,058	82,069
	Micro Focus International PLC	96,036	572,626
	Midwich Group PLC	1,516	8,753

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Mitchells & Butlers PLC	478,313	$637,637
	Mitie Group PLC	770,148	632,289
	MJ Gleeson PLC	23,498	100,418
	Mondi PLC	81,924	1,374,559
	Moneysupermarket.com Group PLC	330,495	695,196
	Morgan Advanced Materials PLC	234,614	661,094
	Morgan Sindall Group PLC	37,370	659,396
	Mortgage Advice Bureau Holdings Ltd.	9,355	69,203
*	Motorpoint group PLC	25,365	42,090
	MP Evans Group PLC	6,550	60,831
*	N Brown Group PLC	192,585	45,097
#*	Naked Wines PLC	7,094	8,867
*	National Express Group PLC	990,934	1,920,935
	NatWest Group PLC	880,422	2,371,242
	NatWest Group PLC, Sponsored ADR	4,921	26,672
	NCC Group PLC	169,006	386,501
*Ω	Network International Holdings PLC	5,996	22,454
	Next Fifteen Communications Group PLC	34,972	351,762
	Next PLC	12,595	711,361
	Ninety One PLC	221,440	515,046
*	NIOX GROUP PLC	36,010	15,779
	Norcros PLC	52,269	107,723
	Numis Corp. PLC	57,466	119,226
*	Ocado Group PLC	6,185	33,531
	OSB Group PLC	331,077	1,577,769
*	Oxford Biomedica PLC	9,452	34,964
	Oxford Instruments PLC	24,746	541,234
	Pagegroup PLC	203,479	981,454
	Pan African Resources PLC	1,515,860	293,530
	Paragon Banking Group PLC	341,394	1,670,277
*	Parkmead Group PLC	43,266	26,086
	PayPoint PLC	42,372	281,477
	Pearson PLC	101,583	1,122,809
	Pearson PLC, Sponsored ADR	83,518	928,720
*	Pendragon PLC	1,383,100	432,346
	Pennon Group PLC	53,375	512,921
	Persimmon PLC	60,783	909,548
#*	Petrofac Ltd.	296,685	366,448
	Pets at Home Group PLC	385,996	1,276,267
*	Pharos Energy PLC	223,153	67,796
	Phoenix Group Holdings PLC	333,880	2,078,060
	Phoenix Spree Deutschland Ltd.	1,965	5,952
*	Playtech PLC	147,184	874,590
	Plus500 Ltd.	70,396	1,456,339
	Polar Capital Holdings PLC	47,695	230,360
	Porvair PLC	8,697	53,856
	PPHE Hotel Group Ltd.	8,783	127,138
	Premier Foods PLC	912,815	1,085,093
	Provident Financial PLC	115,562	216,618
#	Prudential PLC, ADR	20,147	378,764
	Prudential PLC	25,712	238,856
*	PureTech Health PLC	72,931	193,631
	PZ Cussons PLC	140,340	321,788
	QinetiQ Group PLC	357,160	1,472,165
Ω	Quilter PLC	994,844	1,102,718
*	Rank Group PLC	148,414	89,279
	Rathbones Group PLC	41,067	882,666
*††	Raven Property Group Ltd.	76,713	0
	Reach PLC	545,083	576,502

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Reckitt Benckiser Group PLC	8,364	$555,068
	Record PLC	46,761	40,252
	Redde Northgate PLC	198,332	758,527
	Redrow PLC	255,292	1,228,469
	RELX PLC, Sponsored ADR	35,523	957,700
	RELX PLC	1,141	30,671
	Renew Holdings PLC	27,034	190,461
*	Renewi PLC	78,121	473,282
	Renishaw PLC	10,589	424,902
*	Renold PLC	12,120	3,006
	Rentokil Initial PLC	237,994	1,485,107
*	Restaurant Group PLC	476,511	173,732
#	Rhi Magnesita NV	7,622	162,355
	RHI Magnesita NV	13,487	286,678
	Ricardo PLC	47,273	238,793
	Rightmove PLC	134,417	756,928
	Rio Tinto PLC	7,021	366,929
#	Rio Tinto PLC, Sponsored ADR	73,351	3,913,276
	RM PLC	1	0
	Robert Walters PLC	41,421	237,750
*	Rolls-Royce Holdings PLC	121	109
	Rotork PLC	331,336	971,171
	RPS Group PLC	238,912	606,434
	RS GROUP PLC	157,356	1,731,454
	RWS Holdings PLC	55,639	195,615
	S&U PLC	911	22,620
Ω	Sabre Insurance Group PLC	182,418	187,998
*	Saga PLC	88,627	87,817
	Sage Group PLC	105,369	878,222
#*	Savannah Energy PLC	548,390	172,336
	Savills PLC	115,844	1,094,494
	Schroders PLC	95,424	428,456
	ScS Group PLC	3,189	5,419
	Secure Trust Bank PLC	460	3,426
	Senior PLC	280,763	418,831
	Serco Group PLC	889,020	1,662,714
	Serica Energy PLC	160,460	554,296
	Severfield PLC	241,984	136,098
	Severn Trent PLC	20,628	592,018
	Shell PLC	74,667	2,068,394
	Shell PLC, Sponsored ADR	333,674	18,562,285
*	SIG PLC	594,916	212,862
	Sirius Real Estate Ltd.	113,143	91,537
	Smart Metering Systems PLC	56,635	475,129
	Smith & Nephew PLC, Sponsored ADR	18,712	450,772
	Smith & Nephew PLC	40,935	483,725
	Smiths Group PLC	82,618	1,479,898
	Softcat PLC	47,966	616,288
*	SolGold PLC	336,778	61,625
	Spectris PLC	28,041	971,872
	Speedy Hire PLC	591,451	262,121
	Spirax-Sarco Engineering PLC	8,561	1,055,002
*Ω	Spire Healthcare Group PLC	354,809	881,398
	Spirent Communications PLC	294,438	874,008
	SSE PLC	137,198	2,451,849
*	SSP Group PLC	219,035	509,310
	St. James’s Place PLC	74,711	912,337
*	Staffline Group PLC	15,898	6,757
	Standard Chartered PLC	631,178	3,771,122

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	SThree PLC	84,180	$358,496
	Strix Group PLC	10,709	13,258
††	Studio Retail Group PLC	41,980	20,764
*	Superdry PLC	54,417	68,658
	Synthomer PLC	227,966	294,920
	Tate & Lyle PLC	219,088	1,760,414
	Tatton Asset Management PLC	1,745	7,085
	Taylor Wimpey PLC	1,887,582	2,029,392
	TBC Bank Group PLC	36,340	784,668
	TClarke PLC	5,747	8,021
	Telecom Plus PLC	55,123	1,340,048
	Tesco PLC	1,463,298	3,614,171
Ω	TI Fluid Systems PLC	106,474	169,066
	Topps Tiles PLC	105,193	46,257
	TP ICAP Group PLC	717,913	1,514,081
	Travis Perkins PLC	251,403	2,369,470
*	Tremor International Ltd.	9,296	36,426
#*	Tremor International Ltd., ADR	13,160	104,227
	Trifast PLC	53,698	38,800
	TT Electronics PLC	159,866	247,318
#*	Tullow Oil PLC	865,221	402,111
	Tyman PLC	101,704	223,790
#	Unilever PLC, Sponsored ADR	24,421	1,111,400
	United Utilities Group PLC	21,305	229,587
*	Verici Dx PLC	1,745	280
	Vertu Motors PLC	300,751	157,978
	Vesuvius PLC	250,519	973,226
	Victrex PLC	25,792	489,862
	VIDENDUM PLC	25,958	382,344
	Virgin Money UK PLC	1,193,529	1,860,211
	Vistry Group PLC	189,387	1,310,460
	Vodafone Group PLC	2,985,380	3,485,138
#	Vodafone Group PLC, Sponsored ADR	52,953	625,377
	Volex PLC	35,479	100,592
	Volution Group PLC	116,887	413,748
	Vp PLC	2,603	21,314
*Ω	Watches of Switzerland Group PLC	103,717	924,807
	Watkin Jones PLC	116,686	124,965
	Weir Group PLC	62,631	1,091,271
*	WH Smith PLC	52,027	703,372
	Whitbread PLC	91,059	2,680,057
	Wickes Group PLC	242,688	353,364
	Wincanton PLC	79,650	301,878
#	WPP PLC, Sponsored ADR	1,024	45,056
	WPP PLC	104,858	922,766
#*	Xaar PLC	64,800	126,783
	XP Power Ltd.	5,283	106,241
	XPS Pensions Group PLC	36,448	49,661
	Young & Co’s Brewery PLC, Class A	22,216	239,909

TOTAL UNITED KINGDOM			345,653,832

UNITED STATES — (0.1%)
	ADTRAN Holdings, Inc.	61,428	1,390,957
*	GXO Logistics, Inc.	883	32,271
	Noble Corp. PLC	15,493	550,685
#	VAALCO Energy, Inc.	36,160	186,226

TOTAL UNITED STATES			2,160,139

TOTAL COMMON STOCKS			2,837,664,981

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Bayerische Motoren Werke AG	11,102	$818,704
	Draegerwerk AG & Co. KGaA	8,815	354,691
	Fuchs Petrolub SE	40,107	1,148,626
	Henkel AG & Co. KGaA	9,476	596,974
	Jungheinrich AG	31,156	774,260
	Porsche Automobil Holding SE	33,026	1,845,236
	Sartorius AG	1,860	655,818
	Sixt SE	10,201	594,161
	STO SE & Co. KGaA	2,398	308,884
	Villeroy & Boch AGSeries A	8,449	141,102
	Volkswagen AG	27,855	3,565,477

TOTAL GERMANY			10,803,933

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Arafura Resources Ltd. Warrants 2/25/24	39,875	1,352
*	Australian Mines Ltd. Warrants 05/30/24	12,258	90
*	Decmil Group Ltd. Warrants 09/06/23	965	0
#*	Medical Developments International Ltd. Warrants 9/30/24	609	49

TOTAL AUSTRALIA			1,491

AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG Rights 07/26/22	14,098	0
*	S Immo AG 8/11/23	19,003	0

CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	90,066	54,039
*	Treasury Metals, Inc. Warrants 08/07/23	5,738	158

TOTAL CANADA			54,197

HONG KONG — (0.0%)
*	MECOM Power & Construction Ltd. Warrants 05/16/23	18,700	186

ITALY — (0.0%)
*	Webuild SpA Warrants 08/02/30	10,221	0

SINGAPORE — (0.0%)
#*	Ezion Holdings Ltd. Warrants 04/16/23	926,726	0

TOTAL RIGHTS/WARRANTS			55,874

TOTAL INVESTMENT SECURITIES (Cost $2,790,321,925)			2,848,524,788

			Value†
SECURITIES LENDING COLLATERAL — (5.3%)
@§	The DFA Short Term Investment Fund	13,790,366	159,430,421

TOTAL INVESTMENTS — (100.0%) (Cost $2,949,818,119)			$3,007,955,209

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

As of October 31, 2022, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	90	12/16/22	$17,034,449	$17,473,500	$439,051

Total Futures Contracts			$17,034,449	$17,473,500	$439,051

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$4,348,097	$183,139,455	$42,147		$187,529,699
Austria	42,430	17,866,482	—		17,908,912
Belgium	3,021,855	36,252,983	—		39,274,838
Canada	356,310,408	915,920	—		357,226,328
China	562,780	1,435,084	—		1,997,864
Denmark	—	65,338,847	—		65,338,847
Finland	—	44,643,849	—		44,643,849
France	405,489	209,159,773	1,616		209,566,878
Germany	5,976,454	167,444,512	—		173,420,966
Hong Kong	—	55,378,352	120,659		55,499,011
Ireland	6,488,361	13,696,883	—		20,185,244
Israel	4,424,117	32,918,388	—		37,342,505
Italy	1,841,896	69,473,006	—		71,314,902
Japan	9,691,387	659,450,339	—		669,141,726
Netherlands	10,120,177	87,186,893	—		97,307,070
New Zealand	10,700	12,241,035	—		12,251,735
Norway	307,540	30,008,355	—		30,315,895
Portugal	—	10,122,894	—		10,122,894
Singapore	20,133	30,234,581	1,064		30,255,778
Spain	1,797,257	63,222,121	—		65,019,378
Sweden	206,058	73,448,359	—		73,654,417
Switzerland	19,678,114	200,854,160	—		220,532,274
United Kingdom	49,109,740	296,523,328	20,764		345,653,832
United States	769,182	1,390,957	—		2,160,139
Preferred Stocks
Germany	—	10,803,933	—		10,803,933
Rights/Warrants
Australia	—	1,491	—		1,491
Canada	—	54,197	—		54,197
Hong Kong	—	186	—		186
Securities Lending Collateral	—	159,430,421	—		159,430,421
Futures Contracts**	439,051	—	—		439,051

TOTAL	$475,571,226	$2,532,636,784	$186,250	^	$3,008,394,260

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (99.3%)
AUSTRALIA — (5.1%)
*	A2B Australia Ltd.	25,878	$19,167
	Accent Group Ltd.	81,685	77,298
	Acrow Formwork & Construction Services Ltd.	27,614	9,453
	Adairs Ltd.	36,267	49,412
	Adbri Ltd.	83,891	84,578
*	Aeris Resources Ltd.	24,186	4,927
*	Ainsworth Game Technology Ltd.	37,289	19,737
*	Alkane Resources Ltd.	119,817	52,426
*	Alliance Aviation Services Ltd.	17,216	35,581
*	Allkem Ltd.	33,663	311,035
*	AMP Ltd.	261,795	211,119
	Ampol Ltd.	20,832	363,348
	Ansell Ltd.	27,281	492,506
	Appen Ltd.	5,538	8,972
	AUB Group Ltd.	10,215	135,160
*	Aurelia Metals Ltd.	140,551	9,443
	Aurizon Holdings Ltd.	422,485	979,053
*	Aussie Broadband Ltd.	379	566
	Austal Ltd.	102,095	162,550
	Austin Engineering Ltd.	125,433	28,945
*	Australian Agricultural Co. Ltd.	93,256	104,439
	Australian Vintage Ltd.	49,798	20,881
	Auswide Bank Ltd.	11,617	42,296
	AVJennings Ltd.	21,750	5,495
	Bank of Queensland Ltd.	175,181	824,977
	Bapcor Ltd.	77,306	326,899
	Base Resources Ltd.	198,144	31,024
*	BCI Minerals Ltd.	184,277	25,388
	Beach Energy Ltd.	423,772	433,332
	Beacon Minerals Ltd.	563,983	9,007
	Bega Cheese Ltd.	62,241	127,831
	Bell Financial Group Ltd.	35,130	20,680
	Bendigo & Adelaide Bank Ltd.	152,298	879,157
	BlueScope Steel Ltd.	11,241	113,197
	Bravura Solutions Ltd.	59,807	46,688
	Brickworks Ltd.	20,482	289,998
	BWX Ltd.	41,408	16,687
	Calima Energy Ltd.	94,438	8,793
*	Cann Group, Ltd.	57,790	8,516
	Capitol Health Ltd.	168,805	35,587
	Capral Ltd.	4,333	21,162
*	Catapult Group International Ltd.	16,195	8,624
	Cedar Woods Properties Ltd.	19,289	48,734
	Challenger Ltd.	151,229	679,522
	Champion Iron Ltd.	69,145	207,983
*	Clean Seas Seafood Ltd.	24,111	8,793
	Cleanaway Waste Management Ltd.	145,883	252,338
	ClearView Wealth Ltd.	27,271	9,668
*	Cooper Energy Ltd.	826,066	111,188
	Corporate Travel Management Ltd.	4,333	48,376
	Costa Group Holdings Ltd.	101,206	164,685
	Countplus Ltd.	14,821	6,392
	CSR Ltd.	129,917	384,849
	Domain Holdings Australia Ltd.	57,445	122,425
	Downer EDI Ltd.	189,747	545,321
	Eagers Automotive Ltd.	20,848	165,277
	Earlypay Ltd.	25,704	7,229

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Eclipx Group Ltd.	85,592	$102,371
	Elanor Investor Group	28,014	29,162
	Elders Ltd.	38,689	322,562
	Emeco Holdings Ltd.	101,496	51,005
*	EML Payments Ltd.	30,847	7,951
	Enero Group Ltd.	17,789	31,984
*	EnviroSuite Ltd.	119,836	9,599
	EQT Holdings Ltd.	7,053	113,562
	Estia Health Ltd.	60,522	88,726
	Eureka Group Holdings Ltd.	32,157	9,611
	Eureka Group Holdings Ltd.	8,130	2,418
	Euroz Hartleys Group Ltd.	38,570	29,862
	Evolution Mining Ltd.	184,915	245,299
*	EVT Ltd.	26,365	251,713
*	Experience Co. Ltd.	55,953	8,219
	Fenix Resources Ltd.	55,372	7,440
	Finbar Group Ltd.	36,407	15,620
	Fleetwood Ltd.	26,550	29,200
	G8 Education Ltd.	246,757	152,320
*	Gascoyne Resources Ltd.	105,608	15,479
*	Genex Power Ltd.	204,048	26,755
	Genworth Mortgage Insurance Australia Ltd.	111,378	193,335
	Gold Road Resources Ltd.	215,708	186,406
*	Good Drinks Australia Ltd.	8,765	3,751
	GrainCorp Ltd., Class A	64,503	346,757
	Grange Resources Ltd.	148,290	58,836
	GUD Holdings Ltd.	31,339	161,193
	GWA Group Ltd.	57,237	74,310
	Harvey Norman Holdings Ltd.	156,974	417,596
	Healius Ltd.	161,706	354,235
	Healthia Ltd.	7,132	6,324
	Helloworld Travel Ltd.	5,910	7,714
	Horizon Oil Ltd.	246,669	20,568
	HT&E Ltd.	46,336	35,426
	Iluka Resources Ltd.	98,164	543,881
	Imdex Ltd.	17,396	22,707
	Incitec Pivot Ltd.	445,077	1,070,388
	Insignia Financial Ltd.	175,767	354,329
	Integral Diagnostics Ltd.	39,443	66,330
	InvoCare Ltd.	28,223	184,566
	IVE Group Ltd.	19,904	30,721
	Jupiter Mines Ltd.	301,697	37,558
*	Karoon Energy Ltd.	132,359	179,983
	Kelsian Group Ltd.	19,159	57,337
	Lendlease Corp. Ltd.	34,785	193,431
	Lindsay Australia Ltd.	25,714	10,195
	Link Administration Holdings Ltd.	95,280	208,368
	MA Financial Group Ltd.	19,124	54,230
	Macmahon Holdings Ltd.	268,775	24,054
	Magellan Financial Group Ltd.	21,210	134,489
*	Maggie Beer Holdings Ltd.	39,479	6,782
	MaxiPARTS Ltd.	12,978	17,483
*	Mayne Pharma Group Ltd.	264,816	45,747
	McPherson’s Ltd.	30,963	13,465
*	Mesoblast Ltd.	67,978	39,739
*	Metals X Ltd.	140,780	22,942
	Michael Hill International Ltd.	60,880	46,952
*	MMA Offshore Ltd.	94,336	41,381
	Monadelphous Group Ltd.	22,809	199,401

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Monash IVF Group Ltd.	81,202	$48,993
	MotorCycle Holdings Ltd.	10,754	16,753
*	Mount Gibson Iron Ltd.	231,614	55,616
	Myer Holdings Ltd.	222,090	90,120
	MyState Ltd.	29,015	75,713
	National Tyre & Wheel Ltd.	14,154	5,663
*	New Century Resources Ltd.	18,218	11,928
	New Hope Corp. Ltd.	117,510	426,875
	Newcrest Mining Ltd.	11,804	130,232
	Nickel Industries Ltd.	237,911	111,190
	Nine Entertainment Co. Holdings Ltd.	297,367	392,708
	NRW Holdings Ltd.	115,605	188,652
	Nufarm Ltd.	94,724	337,585
	OM Holdings Ltd.	28,351	11,436
*	Omni Bridgeway Ltd.	60,416	173,936
	oOh!media Ltd.	138,816	112,282
	OZ Minerals Ltd.	93,959	1,454,860
	Pact Group Holdings Ltd.	38,229	35,071
*	Panoramic Resources Ltd.	490,517	45,654
*	Pantoro Ltd.	340,587	30,343
	Paragon Care Ltd.	93,760	20,673
	Peet Ltd.	121,341	85,346
	Pendal Group Ltd.	68,759	215,976
*	Peninsula Energy Ltd.	89,991	9,726
	PeopleIN Ltd.	912	1,915
*	Perenti Global Ltd.	198,527	121,665
#	Perpetual Ltd.	13,247	211,093
	Perseus Mining Ltd.	346,093	403,094
*	PointsBet Holdings Ltd.	32,779	42,664
	Premier Investments Ltd.	21,469	343,814
	Probiotec Ltd.	6,809	9,479
	Propel Funeral Partners Ltd.	10,928	32,434
*	PTB Group Ltd.	26,034	26,625
	QANTM Intellectual Property Ltd.	10,224	6,314
	Qube Holdings Ltd.	324,642	565,187
	Ramelius Resources Ltd.	421,947	198,036
*	Red 5 Ltd.	166,085	16,930
*	Regional Express Holdings Ltd.	9,110	7,910
	Regis Resources Ltd.	190,085	185,336
*	Reject Shop Ltd.	9,918	29,626
	Reliance Worldwide Corp. Ltd.	163,229	335,370
*	Resolute Mining Ltd.	275,010	35,224
*	Rex Minerals Ltd.	131,221	12,191
	Ridley Corp. Ltd.	73,183	97,819
	Sandfire Resources Ltd.	106,905	238,086
	Select Harvests Ltd.	36,509	123,870
	Servcorp Ltd.	4,163	9,091
	Service Stream Ltd.	176,528	82,928
	Seven Group Holdings Ltd.	1,949	22,855
	SG Fleet Group Ltd.	19,134	24,591
	Shaver Shop Group Ltd.	17,609	12,280
	Shriro Holdings Ltd.	11,748	5,451
	Sigma Healthcare Ltd.	278,343	112,793
*	Silver Lake Resources Ltd.	262,048	185,570
*	Silver Mines Ltd.	231,211	25,774
	Sims Ltd.	47,006	367,509
	Southern Cross Electrical Engineering Ltd.	64,303	27,123
	Southern Cross Media Group Ltd.	60,126	37,128
*††	SpeedCast International Ltd.	40,831	0

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	SRG Global Ltd.	67,640	$30,203
*	St Barbara Ltd.	233,634	76,063
*	Star Entertainment Group Ltd.	249,646	469,616
	Sunland Group Ltd.	37,093	58,229
	Super Retail Group Ltd.	37,548	246,886
*	Superloop Ltd.	108,931	52,217
	Symbio Holdings Ltd.	6,901	14,122
*	Syrah Resources Ltd.	170,622	260,628
	Tabcorp Holdings Ltd.	496,174	306,328
	Tassal Group Ltd.	58,211	193,293
	Ten Sixty Four Ltd.	76,973	28,213
	Tribune Resources Ltd.	2,830	5,436
*	Tuas Ltd.	29,329	24,676
	United Malt Grp Ltd.	78,780	156,744
	Vita Group Ltd.	38,057	2,684
Ω	Viva Energy Group Ltd.	208,931	379,259
*	West African Resources Ltd.	186,140	123,250
*	Westgold Resources Ltd.	124,168	57,994
	Whitehaven Coal Ltd.	222,477	1,292,323
*	Wiluna Mining Corp. Ltd.	13,267	1,740
	Worley Ltd.	83,200	759,958
	Yancoal Australia Ltd.	15,750	52,124

TOTAL AUSTRALIA			28,879,574

AUSTRIA — (0.6%)
	Addiko Bank AG	2,488	26,299
	Agrana Beteiligungs AG	3,056	41,355
Ω	BAWAG Group AG	18,563	896,144
	Erste Group Bank AG	16,335	402,575
	Lenzing AG	1,006	48,131
	Porr AG	3,662	37,781
	Raiffeisen Bank International AG	36,666	509,922
	Semperit AG Holding	819	16,194
	Strabag SE	3,720	142,831
	Telekom Austria AG	1,732	10,068
	UBM Development AG	983	27,122
	UNIQA Insurance Group AG	26,311	170,517
	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,137	204,357
	voestalpine AG	35,233	764,918
	Wienerberger AG	11,938	272,889
	Zumtobel Group AG	5,267	31,814

TOTAL AUSTRIA			3,602,917

BELGIUM — (1.3%)
	Ackermans & van Haaren NV	6,826	951,008
	Ageas SA	52,470	1,816,416
*	AGFA-Gevaert NV	56,737	171,534
	Atenor	1,712	70,913
	Bekaert SA	12,618	351,631
	bpost SA	27,393	135,406
*	Cie d’Entreprises CFE	2,176	23,102
	Deceuninck NV	26,971	54,896
*	Deme Group NV	2,176	242,428
	D’ieteren Group	664	110,508
	Etablissements Franz Colruyt NV	2,703	65,153
*	Euronav NV	60,537	1,066,349
	Exmar NV	5,768	54,265
*	Greenyard NV	6,487	42,936

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Immobel SA	1,012	$41,434
	Jensen-Group NV	1,292	36,030
*	Ontex Group NV	32,809	193,507
	Picanol	355	24,544
	Proximus SADP	41,068	430,546
	Roularta Media Group NV	1,025	16,867
	Sipef NV	1,661	93,688
	Solvay SA	10,559	952,853
	TER Beke SA	154	13,548
*	Tessenderlo Group SA	6,702	203,137
	Viohalco SA	1,948	7,232

TOTAL BELGIUM			7,169,931

BRAZIL — (1.5%)
*	3R Petroleum Oleo E Gas SA	20,240	182,201
*	Alliar Medicos A Frente SA	8,300	34,048
	Allied Tecnologia SA	5,800	9,016
	Alper Consultoria e Corretora de Seguros SA	2,000	10,934
	Americanas SA	94,818	285,253
*	Anima Holding SA	25,236	33,466
	Atacadao SA	82,977	312,600
	Banco Modal SA	73,500	36,996
	Bemobi Mobile Tech SA	9,900	32,007
	Boa Safra Sementes SA	7,600	18,759
	Boa Vista Servicos SA	39,800	48,541
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,721	56,570
*	BRF SA	104,070	253,048
	Camil Alimentos SA	30,200	59,693
	CCR SA	122,668	307,768
	Cia Brasileira de Distribuicao	36,914	157,575
	Cia Siderurgica Nacional SA, Sponsored ADR	9,987	24,069
	Cia Siderurgica Nacional SA	94,675	225,072
	Cielo SA	177,986	205,017
*	Cogna Educacao	352,035	224,217
*	Construtora Tenda SA	16,600	19,571
	Cruzeiro do Sul Educacional SA	21,800	24,478
	CSU Digital SA	11,000	31,730
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	61,218	220,435
	Dexco SA	80,844	151,656
	Diagnosticos da America SA	6,798	26,360
	Dimed SA Distribuidora da Medicamentos	22,700	54,932
	Direcional Engenharia SA	14,900	49,354
*	Eletromidia SA	5,900	14,163
*	Embraer SA	97,583	259,755
	Enauta Participacoes SA	21,200	62,547
	Even Construtora e Incorporadora SA	18,597	23,762
	Ez Tec Empreendimentos e Participacoes SA	23,735	95,712
	Fras-Le SA	14,200	38,404
*	Gafisa SA	6,457	9,825
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	93,500	86,884
	Grendene SA	57,000	80,112
*	Grupo Mateus SA	63,884	90,282
	Grupo SBF SA	16,500	60,500
	Guararapes Confeccoes SA	20,300	38,277
*	Hidrovias do Brasil SA	122,297	66,766
	Hypera SA	26,070	256,435
	Iochpe-Maxion SA	33,526	92,293
	Irani Papel e Embalagem SA	23,200	38,356
*	IRB Brasil Resseguros SA	197,665	35,970

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Jalles Machado SA	8,200	$11,049
	JHSF Participacoes SA	65,076	92,471
	JSL SA	17,000	25,111
	Kepler Weber SA	12,000	60,168
	Lavvi Empreendimentos Imobiliarios Ltda	19,500	23,896
	Localiza Rent a Car SA	25,567	349,144
	Localiza Rent a Car SA	78	1,065
	Lojas Quero Quero SA	31,046	36,302
	M Dias Branco SA	15,478	130,344
	Mahle-Metal Leve SA	7,100	35,503
	Marcopolo SA	31,900	14,883
*	Marisa Lojas SA	25,908	10,382
	Melnick Even Desenvolvimento Imobiliario SA	13,300	10,917
	Mills Estruturas e Servicos de Engenharia SA	27,900	72,268
*	Moura Dubeux Engenharia SA	11,800	16,905
	Movida Participacoes SA	26,076	68,755
	MRV Engenharia e Participacoes SA	70,151	138,251
	Natura & Co. Holding SA	149,192	431,792
	Porto Seguro SA	41,568	187,018
	Positivo Tecnologia SA	18,900	44,748
	Qualicorp Consultoria e Corretora de Seguros SA	17,300	26,391
	Romi SA	8,561	27,429
	Sao Carlos Empreendimentos e Participacoes SA	6,400	34,072
	Sao Martinho SA	17,800	92,937
	Sinqia SA	11,154	44,266
	SLC Agricola SA	22,819	202,988
	Sul America SA	75,261	347,347
	Tegma Gestao Logistica SA	5,500	23,723
	TIM SA	157,083	401,412
	Tupy SA	19,896	113,780
	Ultrapar Participacoes SA	126,297	327,876
	Usinas Siderurgicas de Minas Gerais SA Usiminas	18,600	26,610
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	9,600	20,165
*	Via SA	101,061	61,237
	Vibra Energia SA	85,899	303,486
	Vulcabras Azaleia SA	17,600	47,394
	Wilson Sons Holdings Brasil SA	2,564	5,634
	YDUQS Participacoes SA	22,963	71,705
	Zamp SA	34,700	51,592

TOTAL BRAZIL			8,436,425

CANADA — (8.9%)
*	5N Plus, Inc.	32,502	56,303
	Acadian Timber Corp.	3,300	36,528
*	Advantage Energy Ltd.	59,400	449,092
	Aecon Group, Inc.	18,709	132,660
	AG Growth International, Inc.	4,400	112,717
	AGF Management Ltd., Class B	22,400	103,750
*	Aimia, Inc.	17,503	47,536
	Alamos Gold, Inc.,Class A	115,583	912,031
	Alaris Equity Partners Income	11,300	131,053
	Algoma Central Corp.	3,700	45,709
	AltaGas Ltd.	69,373	1,251,143
	Altius Minerals Corp.	14,510	227,073
	Amerigo Resources Ltd.	35,600	26,654
	Andrew Peller Ltd., Class A	8,402	30,775
	ARC Resources Ltd.	157,602	2,218,817
*	Aurora Cannabis, Inc.	14,400	20,717

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	B2Gold Corp.	296,898	$910,913
*	Baytex Energy Corp.	102,474	556,617
	Birchcliff Energy Ltd.	82,787	643,531
	Bird Construction, Inc.	14,359	64,715
	Black Diamond Group Ltd.	9,300	29,695
*	Bonterra Energy Corp.	8,208	53,682
*	Calfrac Well Services Ltd.	7,608	41,772
	Calian Group Ltd.	2,244	94,645
*	Calibre Mining Corp.	35,119	17,787
	Canaccord Genuity Group, Inc.	20,600	105,544
	Canacol Energy Ltd.	30,949	45,662
	Canadian Western Bank	25,824	449,245
*	Canfor Corp.	18,200	273,464
*	Canfor Pulp Products, Inc.	7,844	28,673
*	Capstone Mining Corp.	22,271	51,658
	Cardinal Energy Ltd.	36,370	246,676
	Cascades, Inc.	24,037	155,971
*	Celestica, Inc.	35,199	386,002
	Centerra Gold, Inc.	56,200	261,127
	CES Energy Solutions Corp.	68,511	144,329
	CI Financial Corp.	36,739	367,835
	Cogeco Communications, Inc.	3,921	199,971
	Cogeco, Inc.	1,600	68,141
*	Colabor Group, Inc.	12,300	7,403
	Conifex Timber, Inc.	8,294	9,923
*	Converge Technology Solutions Corp.	19,100	78,231
*	Copper Mountain Mining Corp.	45,910	61,669
	Corus Entertainment, Inc., Class B	55,143	87,024
	Crescent Point Energy Corp.	171,589	1,342,337
*	Crew Energy, Inc.	47,200	208,569
*	Cronos Group, Inc.	44,478	147,222
	Dexterra Group, Inc.	11,120	43,424
	Doman Building Materials Group Ltd.	18,957	76,950
	Dorel Industries, Inc., Class B	2,900	11,420
	DREAM Unlimited Corp, Class A	10,000	182,405
	Dundee Precious Metals, Inc.	55,638	252,389
	Dye & Durham Ltd.	6,117	67,665
	Dynacor Group, Inc.	10,400	20,840
	E-L Financial Corp. Ltd.	500	322,971
*	Eldorado Gold Corp.	51,945	290,211
	Empire Co. Ltd., Class A	32,178	826,682
	Endeavour Mining PLC	44,668	794,446
	Enerflex Ltd.	25,826	133,457
*	Ensign Energy Services, Inc.	19,500	49,954
	EQB, Inc.	7,306	258,916
*	Equinox Gold Corp.	67,620	224,334
	Exchange Income Corp.	4,867	162,549
	Exco Technologies Ltd.	7,000	35,608
	Finning International, Inc.	38,989	829,090
	First Majestic Silver Corp.	43,983	370,777
*	Fortuna Silver Mines, Inc.	38,073	105,844
*	Frontera Energy Corp.	14,808	123,912
*	Galiano Gold, Inc.	46,170	22,706
	Gamehost, Inc.	1,600	9,249
	Gear Energy Ltd.	9,672	9,726
*	GoldMoney, Inc.	8,400	10,420
*	Gran Tierra Energy, Inc.	147,600	203,683
*	H2O Innovation, Inc.	7,000	10,636
	Hammond Power Solutions, Inc.	2,700	39,935

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Heroux-Devtek, Inc.	10,300	$95,111
	High Liner Foods, Inc.	6,800	65,487
	HLS Therapeutics, Inc.	3,200	22,432
	Home Capital Group, Inc.	16,933	327,387
	Hudbay Minerals, Inc.	63,353	240,419
	iA Financial Corp., Inc.	30,644	1,705,456
*	IAMGOLD Corp.	80,304	117,750
	IGM Financial, Inc.	10,233	273,937
*	Interfor Corp.	15,644	277,891
*	Journey Energy, Inc.	9,502	42,197
*	Karora Resources, Inc.	45,210	94,578
	K-Bro Linen, Inc.	2,700	59,258
*	Kelt Exploration Ltd.	45,290	195,807
	Kinross Gold Corp.	332,028	1,204,604
	KP Tissue, Inc.	3,200	23,818
	Lassonde Industries, Inc., Class A	900	77,683
	Laurentian Bank of Canada	13,195	294,438
	Leon’s Furniture Ltd.	8,521	106,642
*	Lightspeed Commerce, Inc.	36,105	691,772
*††	Lightstream Resources Ltd.	32,000	0
	Linamar Corp.	13,684	585,689
	Logistec Corp., Class B	700	20,039
*	Lucara Diamond Corp.	96,116	38,098
	Lundin Gold, Inc.	14,491	104,666
	Lundin Mining Corp.	164,550	862,397
	Magellan Aerospace Corp.	4,379	22,661
*	Major Drilling Group International, Inc.	5,791	34,856
*	Mandalay Resources Corp.	16,200	20,334
	Maple Leaf Foods, Inc.	18,949	280,824
	Martinrea International, Inc.	26,137	167,487
*	MDA Ltd.	6,238	30,633
	Medical Facilities Corp.	7,992	64,178
*	MEG Energy Corp.	81,109	1,212,750
	Melcor Developments Ltd.	4,500	35,310
	Methanex Corp.	15,692	547,582
	MTY Food Group, Inc.	4,328	175,426
	Mullen Group Ltd.	27,386	275,197
	Neo Performance Materials, Inc.	1,628	12,715
*	New Gold, Inc.	163,375	147,503
	NFI Group, Inc.	2,780	17,957
	North American Construction Group Ltd.	6,908	85,936
*	NuVista Energy Ltd.	53,200	527,568
*	Obsidian Energy Ltd.	2,700	24,678
*	OceanaGold Corp.	211,236	307,004
*	Organigram Holdings, Inc.	15,400	15,713
	Osisko Gold Royalties Ltd.	51,416	551,877
	Pan American Silver Corp.	50,246	802,931
	Paramount Resources Ltd., Class A	19,972	423,079
	Parex Resources, Inc.	29,536	450,514
	Park Lawn Corp.	10,023	155,604
*	Petrus Resources Ltd.	7,000	15,003
	Peyto Exploration & Development Corp.	55,112	514,570
	PHX Energy Services Corp.	11,400	70,039
*	Pipestone Energy Corp.	14,200	42,839
	Pizza Pizza Royalty Corp.	7,500	69,696
	Polaris Renewable Energy, Inc.	6,400	77,983
*	Precision Drilling Corp.	4,480	330,740
	Primo Water Corp.	39,200	571,486
	Quarterhill, Inc.	34,899	42,780

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Real Matters, Inc.	15,600	$52,903
	Rogers Sugar, Inc.	27,030	118,846
*	Roots Corp.	9,200	18,909
	Russel Metals, Inc.	16,034	332,132
	Sandstorm Gold Ltd.	47,632	235,778
	Savaria Corp.	3,900	37,215
	Secure Energy Services, Inc.	37,981	199,335
	Shaw Communications, Inc., Class B	49,246	1,265,130
*	ShawCor Ltd.	24,476	178,582
	Sienna Senior Living, Inc.	13,200	113,847
	SNC-Lavalin Group, Inc.	41,940	726,219
	SSR Mining, Inc.	62,368	859,315
	Stelco Holdings, Inc.	12,563	316,392
	Stella-Jones, Inc.	14,809	446,004
*Ω	STEP Energy Services Ltd.	5,100	23,622
*	SunOpta, Inc.	3,534	39,687
	Superior Plus Corp.	47,700	362,735
	Supremex, Inc.	4,400	15,115
	Surge Energy, Inc.	10,117	75,969
*	Taiga Building Products Ltd.	11,800	21,654
	Tamarack Valley Energy Ltd.	105,475	406,462
*	Taseko Mines Ltd.	74,112	82,688
	TELUS Corp.	402	8,398
	Tidewater Midstream & Infrastructure Ltd.	79,505	67,113
	TMX Group Ltd.	2,389	229,685
*	Torex Gold Resources, Inc.	22,164	150,976
	Total Energy Services, Inc.	11,632	66,939
	Tourmaline Oil Corp.	49,686	2,799,499
	Transcontinental, Inc., Class A	24,323	277,625
	Tree Island Steel Ltd.	2,700	6,818
*	Trican Well Service Ltd.	59,975	159,365
*	Turquoise Hill Resources Ltd.	28,479	800,963
*	Uni-Select, Inc.	12,550	340,384
	Vermilion Energy, Inc.	45,347	1,057,763
	VersaBank	3,835	26,151
*	Viemed Healthcare, Inc.	8,153	53,402
	Wajax Corp.	6,900	93,395
	West Fraser Timber Co. Ltd.	20,594	1,546,269
	Western Forest Products, Inc.	106,255	95,933
	Whitecap Resources, Inc.	159,435	1,235,828
	Winpak Ltd.	8,514	259,479
*	Xebec Adsorption, Inc.	18,924	7,084
	Yamana Gold, Inc.	287,677	1,262,633

TOTAL CANADA			50,560,040

CHILE — (0.1%)
	CAP SA	1,356	7,249
	Cia Sud Americana de Vapores SA	198,466	13,783
	Empresa Nacional de Telecomunicaciones SA	13,309	41,512
	Empresas CMPC SA	129,575	205,633
	Grupo Security SA	345,221	57,769
	Inversiones Aguas Metropolitanas SA	75,503	36,016
	Inversiones La Construccion SA	7,291	22,803
	Itau CorpBanca Chile SA	10,584,137	20,630
	Ripley Corp. SA	163,691	26,886
	SalfaCorp SA	118,464	33,292
	Sigdo Koppers SA	49,252	59,155
	SMU SA	429,812	43,737
	Sociedad Matriz SAAM SA	244,501	20,709

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	SONDA SA	126,380	$44,494

TOTAL CHILE			633,668

CHINA — (5.8%)
Ω	3SBio, Inc.	254,000	179,377
*††	A Metaverse Co.	82,000	1,191
*	AAC Technologies Holdings, Inc.	137,000	250,954
Ω	AAG Energy Holdings Ltd.	149,000	22,612
	Accelink Technologies Co. Ltd., Class A	5,700	13,287
	ADAMA Ltd., Class A	16,500	19,300
*	Advanced Technology & Materials Co. Ltd., Class A	23,600	25,941
	Aerospace Hi-Tech Holdings Grp Ltd., Class A	15,800	18,515
#	Agile Group Holdings Ltd.	310,000	58,962
*	Agora, Inc., ADR	19,296	53,836
*	Alibaba Pictures Group Ltd.	1,550,000	57,289
Ω	A-Living Smart City Services Co. Ltd.	131,500	74,621
	Allmed Medical Products Co. Ltd., Class A	10,600	17,983
	Aluminum Corp. of China Ltd., Class H	930,000	265,126
	Angang Steel Co. Ltd., Class H	296,200	61,458
	Anhui Construction Engineering Group Co. Ltd., Class A	36,100	22,778
	Anhui Guangxin Agrochemical Co. Ltd., Class A	7,140	29,028
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	19,500	20,971
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	5,300	24,794
	Anhui Huilong Agricultural Means of Production Co., Ltd., Class A	15,100	16,718
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	23,900	15,805
*	Anhui Tatfook Technology Co. Ltd., Class A	13,500	15,470
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	14,300	14,417
*	Anton Oilfield Services Group	198,000	7,190
	Aoshikang Technology Co. Ltd., Class A	4,000	14,089
	APT Satellite Holdings Ltd.	81,000	19,085
*Ω	Archosaur Games, Inc.	27,000	7,764
Ω	AsiaInfo Technologies Ltd.	26,000	31,065
	AviChina Industry & Technology Co. Ltd., Class H	532,000	233,001
Ω	BAIC Motor Corp. Ltd., Class H	334,500	74,107
	Bank of Changsha Co. Ltd., Class A	68,800	60,773
	Bank of Chongqing Co. Ltd., Class H	106,000	48,085
	Bank of Guiyang Co. Ltd., Class A	46,500	33,214
	Bank of Suzhou Co. Ltd., Class A	53,240	50,147
*	Baoye Group Co. Ltd., Class H	46,000	23,451
*	Baozun, Inc., Class A	28,500	37,505
	BBMG Corp., Class H	227,000	23,414
	Beibuwan Port Co. Ltd., Class A	16,200	15,737
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	17,200	19,131
	Beijing Capital Development Co. Ltd., Class A	28,800	20,136
*	Beijing Capital International Airport Co. Ltd., Class H	318,000	172,208
*	Beijing Energy International Holding Co. Ltd.	946,000	21,957
	Beijing Enterprises Urban Resources Group Ltd.	36,000	3,078
	Beijing Enterprises Water Group Ltd.	800,000	168,078
*††	Beijing Gas Blue Sky Holdings Ltd.	824,000	7,234
	Beijing Haixin Energy Technology Co. Ltd., Class A	32,500	17,838
*	Beijing Jetsen Technology Co. Ltd., Class A	40,700	24,598
	Beijing Jingyuntong Technology Co. Ltd., Class A	20,200	19,961
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	56,582	15,738
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	10,800	12,944
	Beijing Originwater Technology Co. Ltd., Class A	16,240	10,485
	Beijing Sinnet Technology Co. Ltd., Class A	19,300	22,931
	Beijing SL Pharmaceutical Co. Ltd., Class A	5,700	6,504
*	Beijing Thunisoft Corp. Ltd., Class A	21,200	20,592

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Ultrapower Software Co. Ltd., Class A	28,300	$16,954
*	Beijing Watertek Information Technology Co. Ltd., Class A	38,400	16,675
	Beijing Yanjing Brewery Co. Ltd., Class A	43,789	51,231
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	2,280	4,017
	Bengang Steel Plates Co., Ltd., Class A	44,600	17,287
	Bestsun Energy Co. Ltd., Class A	22,800	13,097
	Better Life Commercial Chain Share Co. Ltd., Class A	9,100	6,149
	Binhai Investment Co. Ltd.	52,000	8,609
	Black Peony Group Co. Ltd., Class A	16,600	16,396
*	Blue Sail Medical Co. Ltd., Class A	16,000	18,051
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	48,800	31,540
Ω	BOC Aviation Ltd.	44,800	299,798
	Bright Dairy & Food Co. Ltd., Class A	20,200	26,217
*††	Brilliance China Automotive Holdings Ltd.	712,000	306,582
	B-Soft Co. Ltd., Class A	17,500	20,088
	C&D International Investment Group Ltd.	46,796	72,614
	Cabbeen Fashion Ltd.	48,000	7,340
	Caitong Securities Co. Ltd., Class A	61,620	60,489
	Camel Group Co. Ltd., Class A	11,700	13,693
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	17,100	10,797
	Canny Elevator Co. Ltd., Class A	12,300	11,186
*	Capital Environment Holdings Ltd.	1,066,000	17,659
	Carrianna Group Holdings Co. Ltd.	118,000	6,169
	CECEP Solar Energy Co. Ltd., Class A	38,300	35,607
	CECEP Wind-Power Corp., Class A	52,500	30,865
	Central China Management Co. Ltd.	166,000	11,442
	Central China New Life Ltd.	41,000	11,621
	Central China Real Estate Ltd.	172,366	4,519
	Central China Securities Co. Ltd., Class H	169,000	20,448
	CGN New Energy Holdings Co. Ltd.	264,000	70,919
	CGN Nuclear Technology Development Co. Ltd., Class A	14,000	14,075
	Changchun Faway Automobile Components Co. Ltd., Class A	9,900	11,540
	Changjiang Securities Co. Ltd., Class A	89,800	64,295
#*Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	24,600	21,128
	Chaowei Power Holdings Ltd.	79,000	15,500
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	10,900	17,784
	Chengdu Hongqi Chain Co. Ltd., Class A	22,200	14,051
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	9,800	23,723
	Chengdu Wintrue Holding Co. Ltd., Class A	10,400	16,198
	Chengtun Mining Group Co. Ltd., Class A	29,600	22,536
*	Chengzhi Co. Ltd., Class A	18,300	22,388
*	Chiho Environmental Group Ltd.	104,000	9,009
	China Aerospace International Holdings Ltd.	540,000	23,714
	China Aircraft Leasing Group Holdings Ltd.	31,500	13,108
Ω	China Bohai Bank Co. Ltd., Class H	451,500	55,817
*	China Boton Group Co. Ltd.	52,000	14,674
	China CAMC Engineering Co. Ltd., Class A	10,100	10,632
	China Cinda Asset Management Co. Ltd., Class H	1,816,000	168,691
	China Communications Services Corp. Ltd., Class H	444,000	123,891
*	China Conch Environment Protection Holdings Ltd.	98,500	29,042
	China Conch Venture Holdings Ltd.	146,000	215,335
*	China CYTS Tours Holding Co. Ltd., Class A	12,000	17,749
	China Design Group Co. Ltd., Class A	12,100	12,764
*	China Dili Group	516,800	43,453
#Ω	China East Education Holdings Ltd.	81,000	25,512
*	China Eastern Airlines Corp. Ltd., Class H	186,000	61,372
	China Education Group Holdings Ltd.	191,000	111,825
	China Electronics Huada Technology Co. Ltd.	240,000	18,949
	China Electronics Optics Valley Union Holding Co. Ltd.	480,000	21,160

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Energy Engineering Corp. Ltd.	142,303	$44,653
	China Energy Engineering Corp. Ltd., Class H	192,000	19,308
#Ω	China Everbright Greentech Ltd.	99,000	16,139
	China Everbright Water Ltd.	62,444	9,934
	China Foods Ltd.	162,000	41,284
	China Galaxy Securities Co. Ltd., Class H	694,500	260,060
	China Gas Holdings Ltd.	132,800	117,857
#	China Glass Holdings Ltd.	190,000	15,252
	China Gold International Resources Corp. Ltd.	67,949	157,189
*	China Green Agriculture, Inc.	1,150	6,762
	China Hanking Holdings Ltd.	63,000	5,785
#	China Harmony Auto Holding Ltd.	162,000	18,353
*	China High Speed Railway Technology Co. Ltd., Class A	61,400	18,900
*	China High Speed Transmission Equipment Group Co. Ltd.	73,000	29,665
	China Hongqiao Group Ltd.	432,000	305,747
††	China Huiyuan Juice Group Ltd.	110,500	4,935
	China International Marine Containers Group Co. Ltd., Class H	185,520	118,090
	China Isotope & Radiation Corp.	6,400	9,867
	China Jinmao Holdings Group Ltd.	1,078,000	142,827
	China Lesso Group Holdings Ltd.	189,000	153,401
	China Lilang Ltd.	89,000	38,457
*Ω	China Literature Ltd.	73,400	198,023
*††	China Maple Leaf Educational Systems Ltd.	208,000	7,048
	China Medical System Holdings Ltd.	184,000	201,098
	China Merchants Land Ltd.	142,000	9,959
	China Merchants Port Holdings Co. Ltd.	332,388	389,691
	China Merchants Property Operation & Service Co. Ltd., Class A	13,200	24,366
#	China Modern Dairy Holdings Ltd.	635,000	64,641
	China National Accord Medicines Corp. Ltd., Class A	5,600	24,248
	China National Building Material Co. Ltd., Class H	918,200	533,168
	China National Medicines Corp. Ltd., Class A	13,000	46,705
Ω	China New Higher Education Group Ltd.	92,000	21,099
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	25,200	15,451
*	China Nuclear Energy Technology Corp. Ltd.	112,000	6,481
*	China Oil & Gas Group Ltd.	920,000	28,727
	China Oilfield Services Ltd., Class H	132,000	148,595
	China Overseas Grand Oceans Group Ltd.	422,646	119,398
	China Publishing & Media Co. Ltd., Class A	20,600	11,904
Ω	China Railway Signal & Communication Corp. Ltd., Class H	250,000	71,256
	China Railway Tielong Container Logistics Co. Ltd., Class A	29,200	20,794
	China Reinsurance Group Corp., Class H	1,048,000	55,404
#Ω	China Renaissance Holdings Ltd.	47,200	35,784
	China Resources Boya Bio-pharmaceutical Group Co Ltd, Class A	5,900	24,302
	China Resources Cement Holdings Ltd.	476,000	172,058
	China Resources Gas Group Ltd.	138,400	354,466
	China Resources Medical Holdings Co. Ltd.	184,000	87,885
Ω	China Resources Pharmaceutical Group Ltd.	315,000	212,493
	China Risun Group Ltd.	205,000	72,319
	China Sanjiang Fine Chemicals Co. Ltd.	169,000	29,282
*	China Shanshui Cement Group Ltd.	270,000	58,584
#*Ω	China Shengmu Organic Milk Ltd.	623,000	20,613
	China Shuifa Singyes Energy Holdings Ltd.	151,000	14,828
*	China South City Holdings Ltd.	1,086,000	51,843
*	China Southern Airlines Co. Ltd., Class H	412,000	212,692
	China Starch Holdings Ltd.	325,000	7,444
	China State Construction Development Holdings Ltd.	52,000	10,678
	China State Construction International Holdings Ltd.	368,000	331,049
	China Sunshine Paper Holdings Co. Ltd.	134,000	27,811

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Taiping Insurance Holdings Co. Ltd.	287,800	$199,314
*	China Tianbao Group Development Co. Ltd.	35,000	13,366
#*	China Tianrui Group Cement Co. Ltd.	50,000	37,561
	China Tianying, Inc., Class A	27,400	18,119
	China Traditional Chinese Medicine Holdings Co. Ltd.	614,000	265,400
*	China TransInfo Technology Co. Ltd., Class A	17,800	21,806
	China Tungsten & Hightech Materials Co. Ltd., Class A	10,100	19,947
*Ω	China Vast Industrial Urban Development Co. Ltd.	95,000	28,779
	China West Construction Group Co. Ltd., Class A	13,900	12,688
Ω	China Xinhua Education Group Ltd.	30,000	3,059
	China XLX Fertiliser Ltd.	112,000	42,750
	China Yongda Automobiles Services Holdings Ltd.	187,500	84,103
*Ω	China Yuhua Education Corp. Ltd.	378,000	41,426
*	China Zheshang Bank Co. Ltd., Class H	275,000	94,876
*††	China Zhongwang Holdings Ltd.	319,600	12,825
	Chinasoft International Ltd.	480,000	318,035
*	Chindata Group Holdings Ltd., ADR	18,327	97,316
	Chongqing Department Store Co. Ltd., Class A	4,700	12,811
*	Chongqing Dima Industry Co. Ltd., Class A	54,600	15,117
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	9,000	15,241
*	Chongqing Iron & Steel Co. Ltd., Class H	90,000	6,990
	Chongqing Machinery & Electric Co. Ltd., Class H	216,000	13,066
	Chongqing Rural Commercial Bank Co. Ltd., Class H	450,000	136,395
	Chongqing Sanfeng Environment Group Corp., Ltd., Class A	18,200	16,118
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	18,200	16,054
	Chow Tai Seng Jewellery Co. Ltd., Class A	9,000	13,653
	CIFI Ever Sunshine Services Group Ltd.	122,000	26,904
	CIFI Holdings Group Co. Ltd.	657,729	43,571
	CIMC Enric Holdings Ltd.	134,000	130,611
Ω	CIMC Vehicles Group Co. Ltd., Class H	18,500	11,681
	Cinda Real Estate Co. Ltd., Class A	18,201	10,277
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	19,133
	City Development Environment Co. Ltd., Class A	13,200	17,234
*	Citychamp Watch & Jewellery Group Ltd.	196,000	25,459
	CMST Development Co. Ltd., Class A	24,300	15,291
	CNHTC Jinan Truck Co. Ltd., Class A	14,420	22,407
	CNOOC Energy Technology & Services Ltd., Class A	77,500	30,226
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	14,000	26,065
	COFCO Biotechnology Co. Ltd., Class A	24,800	27,416
	COFCO Joycome Foods Ltd.	409,000	85,906
	Comba Telecom Systems Holdings Ltd.	70,000	9,815
	Concord New Energy Group Ltd.	1,310,000	100,089
	COSCO SHIPPING Development Co. Ltd., Class H	845,000	97,931
#*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	34,000	24,767
#	Country Garden Holdings Co. Ltd.	1,443,000	185,990
	CPMC Holdings Ltd.	151,000	73,173
	CQ Pharmaceutical Holding Co. Ltd., Class A	29,600	20,721
*	Crazy Sports Group Ltd.	304,000	7,277
	CSG Holding Co. Ltd., Class A	23,200	21,818
	CTS International Logistics Corp. Ltd., Class A	14,800	22,673
	Da Ming International Holdings Ltd.	72,000	16,071
	Daan Gene Co. Ltd., Class A	9,400	22,991
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	30,200	22,650
	Dashang Co. Ltd., Class A	12,618	27,060
	Dawnrays Pharmaceutical Holdings Ltd.	128,000	17,176
	Dazzle Fashion Co. Ltd., Class A	7,000	12,921
	DBG Technology Co. Ltd., Class A	11,100	14,487
	Dexin China Holdings Co. Ltd.	150,000	13,007
	DHC Software Co. Ltd., Class A	27,900	23,620

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Dian Diagnostics Group Co. Ltd., Class A	6,400	$24,411
	Digital China Group Co. Ltd., Class A	8,002	29,329
	Digital China Information Service Co. Ltd., Class A	10,300	16,349
	Dong-E-E-Jiao Co. Ltd., Class A	6,500	33,441
	Dongfang Electronics Co. Ltd., Class A	20,400	22,865
	Dongguan Development Holdings Co. Ltd., Class A	12,900	15,519
	Dongjiang Environmental Co. Ltd., Class H	33,400	8,812
	Dongxing Securities Co. Ltd., Class A	36,800	39,220
	Dongyue Group Ltd.	268,000	232,592
*	DouYu International Holdings Ltd., ADR	18,419	18,417
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	56,000	15,352
	E-Commodities Holdings Ltd.	216,000	28,607
	Edvantage Group Holdings Ltd.	47,711	10,758
	EEKA Fashion Holdings Ltd.	32,500	42,219
	EIT Environmental Development Group Co. Ltd., Class A	5,880	12,415
	Era Co. Ltd., Class A	28,900	17,295
	Essex Bio-technology Ltd.	43,000	17,409
	Eternal Asia Supply Chain Management Ltd., Class A	44,400	31,827
#	EVA Precision Industrial Holdings Ltd.	164,000	21,514
#Ω	Everbright Securities Co. Ltd., Class H	13,400	7,252
	Fangda Special Steel Technology Co. Ltd., Class A	26,900	21,036
	Fanhua, Inc., Sponsored ADR	9,200	44,436
	FAWER Automotive Parts Co. Ltd., Class A	15,600	9,758
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	19,520	36,956
*	FIH Mobile Ltd.	758,000	61,806
	Financial Street Holdings Co. Ltd., Class A	39,900	25,355
	First Capital Securities Co. Ltd., Class A	22,500	17,162
	Fosun International Ltd.	472,500	288,746
	Fountain SET Holdings Ltd.	142,000	13,565
	FriendTimes, Inc.	88,000	11,563
	Fufeng Group Ltd.	298,000	154,542
	Fujian Funeng Co. Ltd., Class A	19,100	28,061
	Fujian Longking Co. Ltd., Class A	18,600	36,127
	Fujian Star-net Communication Co. Ltd., Class A	5,600	16,293
	Fulongma Group Co. Ltd., Class A	10,300	12,442
	Gansu Qilianshan Cement Group Co. Ltd., Class A	7,600	10,058
	Gansu Shangfeng Cement Co. Ltd., Class A	9,120	12,527
*	GDS Holdings Ltd., Class A	145,600	162,512
	Gemdale Properties & Investment Corp. Ltd.	1,178,000	64,545
*	Genimous Technology Co. Ltd., Class A	25,100	18,936
	Giant Network Group Co. Ltd., Class A	20,000	21,252
*	Glorious Property Holdings Ltd.	64,000	905
#*	Glory Sun Financial Group Ltd.	1,808,000	4,151
*	Golden Eagle Retail Group Ltd.	46,000	27,803
	Goldenmax International Group Ltd., Class A	9,000	9,834
*	Goodbaby International Holdings Ltd.	272,000	17,347
*	Grand Industrial Holding Group Co. Ltd.	11,200	12,759
	Grand Pharmaceutical Group Ltd., Class L	216,500	92,639
*	Grandjoy Holdings Group Co. Ltd., Class A	70,500	30,471
*	Greattown Holdings Ltd., Class A	24,300	10,478
	Greatview Aseptic Packaging Co. Ltd.	145,000	20,321
	Greenland Hong Kong Holdings Ltd.	219,000	11,293
	Greentown China Holdings Ltd.	160,500	153,128
	Guangdong Advertising Group Co. Ltd., Class A	27,400	15,754
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	22,500	13,187
	Guangdong Dongpeng Holdings Co. Ltd.	10,200	9,745
	Guangdong Dowstone Technology Co., Ltd., Class A	8,300	16,290
	Guangdong HEC Technology Holding Co. Ltd., Class A	37,400	47,669
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	12,600	6,666

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangdong Hybribio Biotech Co. Ltd., Class A	6,900	$19,296
	Guangdong Provincial Expressway Development Co. Ltd., Class A	9,900	9,536
	Guangdong South New Media Co. Ltd., Class A	4,100	17,895
	Guangdong Tapai Group Co. Ltd., Class A	11,600	10,733
	Guangdong Topstar Technology Co. Ltd., Class A	7,800	16,853
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	6,700	14,694
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	27,100	10,002
*	Guangshen Railway Co. Ltd., Class H	298,000	38,772
	Guangxi Liugong Machinery Co. Ltd., Class A	17,000	13,603
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	39,700	14,758
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	36,000	80,312
	Guangzhou Haige Communications Group, Inc. Co., Class A	30,800	35,727
	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	16,200	15,024
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	14,900	13,230
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	17,900	16,322
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	18,503	17,012
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	30,400	21,492
	Guomai Technologies, Inc., Class A	21,300	23,133
*	Guosheng Financial Holding, Inc., Class A	34,505	35,417
	Guoyuan Securities Co. Ltd., Class A	14,310	12,259
*	Hainan Meilan International Airport Co. Ltd., Class H	39,000	60,572
	Haitian International Holdings Ltd.	96,000	192,207
	Haitong Securities Co. Ltd., Class H	570,400	278,828
*	Hand Enterprise Solutions Co. Ltd., Class A	15,300	18,805
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	8,300	21,888
	Hangcha Group Co. Ltd., Class A	8,200	18,472
	Hangxiao Steel Structure Co. Ltd., Class A	35,800	19,208
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	2,900	7,943
*Ω	Harbin Bank Co. Ltd., Class H	258,000	8,711
*	Harbin Electric Co. Ltd., Class H	200,000	67,526
*	Harbin Pharmaceutical Group Co. Ltd., Class A	112,200	42,274
††	Harmonicare Medical Holdings Ltd.	118,000	5,750
	Health & Happiness H&H International Holdings Ltd.	33,500	31,585
#*	Hebei Construction Group Corp. Ltd., Class H	58,000	4,871
	Hefei Urban Construction Development Co. Ltd., Class A	17,000	14,508
	Henan Pinggao Electric Co. Ltd., Class A	20,100	19,763
	Henan Shenhuo Coal & Power Co. Ltd., Class A	32,400	62,322
	Henan Thinker Automatic Equipment Co. Ltd., Class A	7,840	13,632
	Henan Yuguang Gold & Lead Co. Ltd., Class A	23,900	15,895
	Henan Zhongyuan Expressway Co. Ltd., Class A	43,100	15,705
	Hengan International Group Co. Ltd.	32,000	124,072
	Hesteel Co. Ltd., Class A	133,300	39,611
	Hisense Home Appliances Group Co. Ltd., Class H	68,000	56,262
*	Holitech Technology Co. Ltd., Class A	52,900	19,259
	Homeland Interactive Technology Ltd.	52,000	9,804
*	Hongda Xingye Co. Ltd., Class A	66,300	29,833
*††Ω	Honworld Group Ltd.	49,000	3,593
Ω	Hope Education Group Co. Ltd.	606,000	37,439
	Hopson Development Holdings Ltd.	186,450	149,474
††	Hua Han Health Industry Holdings Ltd.	604,000	4,332
*Ω	Hua Hong Semiconductor Ltd.	104,000	243,614
	Huaan Securities Co. Ltd., Class A	44,460	26,881
	Huafu Fashion Co. Ltd., Class A	27,700	11,488
	Huaibei Mining Holdings Co. Ltd., Class A	21,800	38,873
	Huapont Life Sciences Co. Ltd., Class A	24,200	17,427
Ω	Huatai Securities Co. Ltd., Class H	182,000	178,225
	Huaxi Securities Co. Ltd., Class A	40,400	40,742
	Huaxin Cement Co. Ltd., Class A	12,200	22,438
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	76,000	30,006

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	9,000	$40,225
	Huishang Bank Corp. Ltd., Class H	173,800	54,076
	Hunan Valin Steel Co. Ltd., Class A	80,529	44,168
*	Hytera Communications Corp. Ltd., Class A	23,700	17,124
*	HyUnion Holding Co. Ltd., Class A	23,200	24,422
*Ω	iDreamSky Technology Holdings Ltd.	92,000	34,621
Ω	IMAX China Holding, Inc.	13,500	7,769
	Infore Environment Technology Group Co. Ltd., Class A	36,100	23,085
*Ω	Ingdan, Inc.	66,000	10,681
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	23,000	38,965
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	19,300	15,223
	Inner Mongolia Yitai Coal Co. Ltd., Class H	42,100	50,183
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	43,200	38,217
*	Inspur International Ltd.	80,000	17,006
	Intco Medical Technology Co. Ltd., Class A	9,720	28,369
	IReader Technology Co. Ltd., Class A	9,500	18,616
*	IRICO Group New Energy Co. Ltd., Class H	6,400	5,753
	IVD Medical Holding Ltd.	81,000	21,135
*	JH Educational Technology, Inc.	40,000	5,675
	Jiangling Motors Corp. Ltd., Class A	5,500	10,693
*	Jiangnan Group Ltd.	1,026,000	26,804
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	1,277	17,962
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	38,200	36,692
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	33,300	16,957
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	21,900	15,127
	Jiangsu Linyang Energy Co. Ltd., Class A	21,300	21,581
	Jiangsu Shagang Co. Ltd., Class A	21,700	11,572
	Jiangsu Sopo Chemical Co., Class A	13,000	14,434
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	25,920	15,808
	Jiangxi Bank Co. Ltd., Class H	71,500	7,658
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	9,600	12,702
	Jiangxi Wannianqing Cement Co. Ltd., Class A	9,600	10,370
	Jiangzhong Pharmaceutical Co. Ltd., Class A	11,300	23,499
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	16,700	11,560
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	35,652	9,901
	Jinchuan Group International Resources Co. Ltd.	245,000	16,227
*††	Jingrui Holdings Ltd.	113,000	6,370
*	JinkoSolar Holding Co. Ltd., ADR	8,667	411,509
*	Jinmao Property Services Co. Ltd.	15,891	4,866
	Jinneng Science&Technology Co. Ltd., Class A	14,000	17,238
	Jiuzhitang Co. Ltd., Class A	14,600	17,372
	Jizhong Energy Resources Co. Ltd., Class A	56,900	47,331
	JNBY Design Ltd.	15,500	12,208
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	27,000	43,252
	Jointown Pharmaceutical Group Co. Ltd., Class A	23,900	41,204
*	Joy City Property Ltd.	762,000	19,729
	JSTI Group, Class A	22,800	18,003
	Ju Teng International Holdings Ltd.	128,000	19,679
*Ω	JW Cayman Therapeutics Co. Ltd.	12,500	4,459
	JY Grandmark Holdings Ltd.	50,000	7,891
*Ω	Kangda International Environmental Co. Ltd.	94,000	7,066
*	Kasen International Holdings Ltd.	167,000	9,694
*	Keshun Waterproof Technologies Co. Ltd., Class A	12,400	16,284
	Kinetic Development Group Ltd.	342,000	24,812
	Kingboard Holdings Ltd.	148,000	365,361
	Kingboard Laminates Holdings Ltd.	166,500	133,013
	Kingsoft Corp. Ltd.	165,800	502,066
*	Ko Yo Chemical Group Ltd.	668,000	15,151
	Konka Group Co. Ltd., Class A	21,700	14,486

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	KPC Pharmaceuticals, Inc., Class A	16,600	$35,761
	Kunlun Energy Co. Ltd.	666,000	398,048
	Kunlun Tech Co. Ltd., Class A	13,100	23,412
	Kunming Yunnei Power Co. Ltd., Class A	42,200	15,361
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	11,400	10,955
#	KWG Group Holdings Ltd.	253,500	24,532
	KWG Living Group Holdings Ltd.	152,000	14,315
*	Lakala Payment Co. Ltd., Class A	9,900	19,915
	Lao Feng Xiang Co. Ltd., Class A	5,000	26,335
*	Launch Tech Co. Ltd., Class H	62,500	18,533
	Lee & Man Chemical Co. Ltd.	38,000	24,097
	Lee & Man Paper Manufacturing Ltd.	278,000	84,281
	Lee’s Pharmaceutical Holdings Ltd.	45,000	7,916
Ω	Legend Holdings Corp., Class H	109,000	91,621
*	Leo Group Co. Ltd., Class A	102,800	24,166
	Lepu Medical Technology Beijing Co. Ltd., Class A	18,000	62,407
*	LexinFintech Holdings Ltd., ADR	9,921	13,493
	Leyard Optoelectronic Co. Ltd., Class A	22,500	17,398
	Liao Ning Oxiranchem, Inc., Class A	13,300	14,648
	Liaoning Port Co. Ltd., Class H	284,000	21,346
	Lier Chemical Co. Ltd., Class A	7,560	18,882
*	Lifestyle China Group Ltd.	124,000	8,850
	Liuzhou Iron & Steel Co. Ltd., Class A	34,800	16,160
	Livzon Pharmaceutical Group, Inc., Class H	18,800	49,208
	Loncin Motor Co. Ltd., Class A	38,300	27,175
	Long Well International Holdings Ltd.	1,212,000	3,412
	Longhua Technology Group Luoyang Co. Ltd., Class A	14,500	13,777
	Lonking Holdings Ltd.	411,000	56,544
	Luenmei Quantum Co. Ltd., Class A	23,600	20,165
	Luolai Lifestyle Technology Co. Ltd., Class A	7,800	10,062
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	11,700	12,279
	Luxi Chemical Group Co. Ltd., Class A	25,900	40,408
*Ω	Luye Pharma Group Ltd.	317,000	77,061
	Maanshan Iron & Steel Co. Ltd., Class H	298,000	47,808
	Maccura Biotechnology Co. Ltd., Class A	7,900	21,119
#*Ω	Maoyan Entertainment	98,000	57,153
*	Markor International Home Furnishings Co. Ltd., Class A	33,600	11,890
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	6,100	19,139
*	Meilleure Health International Industry Group Ltd.	432,000	14,318
#*Ω	Meitu, Inc.	272,500	23,595
	Metallurgical Corp. of China Ltd., Class H	528,000	84,075
	M-Grass Ecology & Environment Group Co. Ltd., Class A	34,800	14,970
Ω	Midea Real Estate Holding Ltd.	67,200	46,957
	Minmetals Land Ltd.	340,000	19,256
Ω	Minsheng Education Group Co. Ltd.	64,000	3,503
	Minth Group Ltd.	134,000	264,230
*	MMG Ltd.	500,000	98,593
	Monalisa Group Co. Ltd., Class A	5,300	9,059
*††	Nan Hai Corp. Ltd.	1,800,000	6,031
	NanJi E-Commerce Co. Ltd., Class A	27,200	16,635
	Nanjing Iron & Steel Co. Ltd., Class A	75,000	31,389
	NetDragon Websoft Holdings Ltd.	42,000	70,524
	New China Life Insurance Co. Ltd., Class H	173,800	276,008
*	New World Department Store China Ltd.	124,000	8,849
	Newland Digital Technology Co. Ltd., Class A	9,700	18,322
	Nexteer Automotive Group Ltd.	186,000	100,671
	Nine Dragons Paper Holdings Ltd.	324,000	192,024
	Ningbo Huaxiang Electronic Co. Ltd., Class A	8,500	16,539
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	10,800	20,387

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	North Huajin Chemical Industries Co. Ltd., Class A	20,100	$18,495
	Northeast Securities Co. Ltd., Class A	37,100	32,306
	NSFOCUS Technologies Group Co. Ltd., Class A	15,200	23,541
*	Oceanwide Holdings Co. Ltd., Class A	107,300	16,624
	Offshore Oil Engineering Co. Ltd., Class A	62,700	40,370
	Opple Lighting Co. Ltd., Class A	6,900	14,877
	ORG Technology Co. Ltd., Class A	27,900	18,143
*	Orient Group, Inc., Class A	68,600	23,544
	Orient Overseas International Ltd.	13,500	197,277
Ω	Orient Securities Co. Ltd., Class H	58,800	21,943
*	Ourpalm Co. Ltd., Class A	18,300	7,335
	Pacific Online Ltd.	71,000	7,233
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	8,000	19,928
	PAX Global Technology Ltd.	93,000	73,090
	PCI Technology Group Co. Ltd., Class A	18,500	14,412
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	33,100	50,127
	Poly Property Group Co. Ltd.	484,637	75,939
	Pou Sheng International Holdings Ltd.	447,000	22,515
	Prinx Chengshan Holding Ltd.	20,000	17,323
*	Pujiang International Group Ltd.	26,000	7,118
*	Q Technology Group Co. Ltd.	51,000	20,137
	Qingdao East Steel Tower Stock Co. Ltd., Class A	12,900	14,172
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	7,100	13,143
	Qingdao Gon Technology Co. Ltd., Class A	4,200	14,835
	Qingdao Hanhe Cable Co. Ltd., Class A	35,600	24,180
	Qingdao Rural Commercial Bank Corp., Class A	88,900	33,756
#	Radiance Holdings Group Co. Ltd.	140,000	57,835
	Rainbow Digital Commercial Co. Ltd., Class A	15,000	10,279
	Realcan Pharmaceutical Group Co. Ltd., Class A	29,300	16,799
Ω	Red Star Macalline Group Corp. Ltd., Class H	112,520	28,436
#*Ω	Redco Properties Group Ltd.	156,000	33,182
*	Redsun Properties Group Ltd.	98,000	5,637
	Renhe Pharmacy Co. Ltd., Class A	26,500	22,968
	Renrui Human Resources Technology Holdings Ltd.	10,400	6,597
*	RiseSun Real Estate Development Co. Ltd., Class A	55,700	15,306
	Rongan Property Co. Ltd., Class A	54,000	19,330
	Sansteel Minguang Co. Ltd. Fujian, Class A	21,400	12,331
	Sansure Biotech, Inc., Class A	9,559	33,418
	Sealand Securities Co. Ltd., Class A	60,600	27,023
*	Seazen Group Ltd.	264,190	42,438
	Shaanxi Construction Machinery Co. Ltd., Class A	17,420	10,779
	Shandong Bohui Paper Industrial Co. Ltd., Class A	17,000	15,215
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	16,200	42,652
*	Shandong Chenming Paper Holdings Ltd., Class H	93,000	26,304
*	Shandong Hi-Speed New Energy Group Ltd.	860,000	5,807
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	15,600	14,972
	Shandong Humon Smelting Co. Ltd., Class A	11,000	13,981
	Shandong Publishing & Media Co. Ltd., Class A	25,200	20,514
	Shandong Sun Paper Industry JSC Ltd., Class A	19,800	28,514
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	212,400	292,642
	Shanghai AJ Group Co. Ltd., Class A	15,900	11,340
	Shanghai Construction Group Co. Ltd., Class A	83,100	29,280
	Shanghai Environment Group Co. Ltd., Class A	11,300	13,599
	Shanghai Industrial Holdings Ltd.	85,000	82,945
	Shanghai Industrial Urban Development Group Ltd.	426,800	24,176
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	14,800	50,621
	Shanghai Kinetic Medical Co. Ltd., Class A	13,900	15,023
	Shanghai Maling Aquarius Co. Ltd., Class A	15,300	14,090
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	17,300	27,083

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	134,700	$182,554
*	Shanghai Runda Medical Technology Co. Ltd., Class A	15,800	23,527
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	12,100	14,951
	Shanghai Tunnel Engineering Co. Ltd., Class A	53,000	37,834
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	9,000	14,178
	Shanghai Yaoji Technology Co. Ltd., Class A	10,200	18,586
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	5,600	17,135
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	56,801	48,863
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	16,000	10,958
	Shanxi Blue Flame Holding Co. Ltd., Class A	10,800	12,448
	Shanxi Coking Co. Ltd., Class A	25,200	18,540
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	19,600	37,262
	Shanxi Securities Co. Ltd., Class A	45,300	32,065
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	75,600	41,081
	Shanying International Holding Co. Ltd., Class A	45,500	14,481
#*Ω	Shengjing Bank Co. Ltd., Class H	95,000	73,067
	Shengyuan Environmental Protection Co. Ltd., Class A	6,800	15,609
	Shenzhen Agricultural Products Group Co. Ltd., Class A	17,700	12,434
	Shenzhen Airport Co. Ltd., Class A	18,000	15,584
	Shenzhen Aisidi Co. Ltd., Class A	14,000	19,172
	Shenzhen Cereals Holdings Co. Ltd., Class A	20,900	19,730
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	1,506	18,610
	Shenzhen Gas Corp. Ltd., Class A	31,800	28,485
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	19,500	12,220
	Shenzhen Huaqiang Industry Co. Ltd., Class A	12,100	18,048
	Shenzhen International Holdings Ltd.	194,755	131,004
	Shenzhen Investment Ltd.	451,199	61,476
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	12,300	13,052
	Shenzhen Jinjia Group Co. Ltd., Class A	16,700	16,470
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	22,000	12,637
	Shenzhen Kinwong Electronic Co. Ltd., Class A	8,200	22,879
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	13,600	14,475
	Shenzhen Leaguer Co. Ltd., Class A	15,600	16,640
	Shenzhen Microgate Technology Co. Ltd., Class A	16,900	18,661
*	Shenzhen MTC Co. Ltd., Class A	62,300	29,511
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	15,800	7,130
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	49,800	20,691
	Shenzhen Properties & Resources Development Group Ltd., Class A	13,300	16,811
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	6,000	8,756
	Shenzhen Sunway Communication Co. Ltd., Class A	11,200	25,772
	Shenzhen Tagen Group Co. Ltd., Class A	33,900	23,887
	Shenzhen Topband Co. Ltd., Class A	16,700	25,772
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	17,300	15,215
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	24,996	15,631
	Shenzhen Yinghe Technology Co. Ltd., Class A	7,900	21,578
	Shenzhen Zhenye Group Co. Ltd., Class A	14,700	7,388
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	59,400	31,373
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	14,100	12,120
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	18,660	77,761
#††	Shimao Group Holdings Ltd.	11,500	4,864
#	Shoucheng Holdings Ltd.	466,000	84,818
	Shougang Fushan Resources Group Ltd.	483,728	131,040
	Shui On Land Ltd.	846,500	77,633
*	Sichuan Haite High-tech Co. Ltd., Class A	9,300	11,400
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	13,600	46,233
*	Sichuan Lutianhua Co. Ltd., Class A	20,500	12,717
	Sinochem International Corp., Class A	58,300	55,289
	Sinofert Holdings Ltd.	518,000	51,441
	Sinolink Securities Co. Ltd., Class A	18,400	19,938

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinoma International Engineering Co., Class A	49,000	$57,500
	Sino-Ocean Group Holding Ltd.	559,500	37,102
	Sinopec Engineering Group Co. Ltd., Class H	237,000	84,747
	Sinopharm Group Co. Ltd., Class H	270,400	512,979
	Sino-Platinum Metals Co. Ltd., Class A	8,300	17,067
	Sinosteel Engineering & Technology Co. Ltd., Class A	25,100	18,029
	Sinotrans Ltd., Class H	409,000	99,593
	Skyworth Group Ltd.	315,749	115,820
††	SMI Holdings Group Ltd.	265,598	3,174
	Sobute New Materials Co. Ltd.	6,800	13,663
*	SOHO China Ltd.	468,000	68,604
*	South Manganese Investment Ltd.	131,000	7,930
	Southwest Securities Co. Ltd., Class A	72,100	36,620
	SSY Group Ltd.	200,000	82,824
*	STO Express Co. Ltd., Class A	17,500	26,909
	Sumavision Technologies Co. Ltd., Class A	25,100	17,060
	Sun Art Retail Group Ltd.	456,000	72,549
*	Sun King Technology Group Ltd.	234,000	41,392
	Sunflower Pharmaceutical Group Co. Ltd., Class A	9,300	29,445
	Suning Universal Co. Ltd., Class A	36,974	15,323
*††Ω	Sunshine 100 China Holdings Ltd.	231,000	8,166
*	Sunward Intelligent Equipment Co. Ltd., Class A	16,400	13,805
	Suzhou Anjie Technology Co. Ltd., Class A	11,300	20,027
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	28,600	17,272
	SY Holdings Group Ltd.	33,500	23,172
	Symphony Holdings Ltd.	280,000	31,016
*	Talkweb Information System Co. Ltd., Class A	23,300	23,655
*	Tangrenshen Group Co. Ltd., Class A	21,700	20,997
	Tangshan Jidong Cement Co. Ltd., Class A	32,800	34,164
	TangShan Port Group Co. Ltd., Class A	58,200	20,039
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	25,500	19,919
	TCL Electronics Holdings Ltd.	176,000	67,243
	Tian An China Investment Co. Ltd.	115,000	53,921
	Tian Di Science & Technology Co. Ltd., Class A	50,500	33,950
*††	Tian Shan Development Holding Ltd.	62,000	11,670
	Tiande Chemical Holdings Ltd.	56,000	13,891
	Tiangong International Co. Ltd.	254,000	70,511
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	88,000	29,581
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	14,500	55,041
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	8,900	24,488
	Tianjin Teda Co. Ltd., Class A	32,100	17,030
	Tianma Microelectronics Co. Ltd., Class A	34,900	42,338
#	Tianneng Power International Ltd.	136,000	130,854
	Tianshui Huatian Technology Co. Ltd., Class A	18,100	21,862
*††	Tianyun International Holdings Ltd.	66,000	9,648
	Tomson Group Ltd.	94,160	16,306
	Tong Ren Tang Technologies Co. Ltd., Class H	119,000	61,066
*	Tongdao Liepin Group	27,200	23,662
*	TongFu Microelectronics Co. Ltd., Class A	17,900	46,201
*	Tongguan Gold Group Ltd.	82,000	3,814
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	24,300	14,193
	Tongling Nonferrous Metals Group Co. Ltd., Class A	89,900	31,123
	Tongyu Heavy Industry Co. Ltd., Class A	39,700	13,790
	Topsec Technologies Group, Inc., Class A	14,700	22,712
	TravelSky Technology Ltd., Class H	157,000	228,299
*	Trigiant Group Ltd.	238,000	10,587
	Truking Technology Ltd., Class A	9,300	21,444
	Truly International Holdings Ltd.	446,000	54,508
	Unilumin Group Co. Ltd., Class A	16,800	13,926

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Uni-President China Holdings Ltd.	44,000	$32,495
	United Energy Group Ltd.	1,410,000	136,409
††	Untrade.CTEG	532,000	4,324
	Vatti Corp. Ltd., Class A	9,200	7,151
	Victory Giant Technology Huizhou Co. Ltd., Class A	9,300	17,136
	Vinda International Holdings Ltd.	37,000	69,390
*	Vipshop Holdings Ltd., ADR	7,398	51,564
	Visual China Group Co. Ltd., Class A	10,700	14,875
*Ω	Viva Biotech Holdings	149,000	22,581
*	Vnet Group, Inc., ADR	31,857	133,481
*	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	14,900	19,791
	Wangneng Environment Co. Ltd., Class A	8,300	20,666
	Wangsu Science & Technology Co. Ltd., Class A	43,600	32,252
	Wanguo International Mining Group Ltd.	38,000	9,353
	Wanxiang Qianchao Co. Ltd., Class A	44,640	30,381
	Wasion Holdings Ltd.	84,000	22,242
	Wasu Media Holding Co. Ltd., Class A	36,300	34,087
*	Weibo Corp., Sponsored ADR	11,195	126,727
*	Wellhope Foods Co. Ltd., Class A	8,300	12,935
	West China Cement Ltd.	528,000	47,754
	Western Securities Co. Ltd., Class A	59,400	48,665
	Wolong Electric Group Co. Ltd., Class A	17,500	29,849
	Wuchan Zhongda Group Co. Ltd., Class A	60,523	34,623
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	14,200	18,609
	Wushang Group Co. Ltd., Class A	11,700	15,150
	Wuxi Taiji Industry Co. Ltd., Class A	17,400	12,774
	Xiamen C & D, Inc., Class A	15,100	24,842
	Xiamen ITG Group Corp. Ltd., Class A	19,700	16,815
	Xiamen Xiangyu Co. Ltd., Class A	33,700	45,672
*	Xinchen China Power Holdings Ltd.	86,000	3,016
	Xinfengming Group Co. Ltd., Class A	19,600	21,827
	Xingda International Holdings Ltd.	271,932	52,689
	Xingfa Aluminium Holdings Ltd.	46,000	40,579
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	138,000	13,695
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	45,300	36,530
#	Xinte Energy Co. Ltd., Class H	53,600	104,568
	Xinxiang Chemical Fiber Co. Ltd., Class A	42,300	17,968
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	38,300	18,226
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	12,500	18,925
#	Xinyi Energy Holdings Ltd.	149,409	38,055
	Xinyu Iron & Steel Co. Ltd., Class A	32,400	15,876
	Xuji Electric Co. Ltd., Class A	8,700	21,228
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	4,900	18,192
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	8,100	19,295
	Yeebo International Holdings Ltd.	102,000	37,044
	Yibin Tianyuan Group Co. Ltd., Class A	18,070	16,815
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	89,600	49,647
*	Yifan Pharmaceutical Co. Ltd., Class A	12,000	17,973
*	Yincheng International Holding Co. Ltd.	58,000	10,201
	Yip’s Chemical Holdings Ltd.	78,000	25,833
	Yixintang Pharmaceutical Group Co. Ltd., Class A	5,000	19,029
	Youngor Group Co. Ltd., Class A	49,300	40,418
*	Youzu Interactive Co. Ltd., Class A	9,300	9,880
	Yuexiu Property Co. Ltd.	288,000	245,766
	Yunnan Copper Co. Ltd., Class A	26,500	40,022
	Yunnan Tin Co. Ltd., Class A	23,600	36,883
#*	Zall Smart Commerce Group Ltd.	380,000	20,094
*	Zhaojin Mining Industry Co. Ltd., Class H	178,000	146,661
	Zhefu Holding Group Co. Ltd., Class A	80,600	43,302

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang China Commodities City Group Co. Ltd., Class A	58,100	$33,384
	Zhejiang Communications Technology Co. Ltd.	26,100	18,456
	Zhejiang Crystal-Optech Co. Ltd., Class A	13,000	21,513
	Zhejiang Hailiang Co. Ltd., Class A	17,900	28,439
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	15,200	13,941
	Zhejiang Huace Film & Television Co. Ltd., Class A	22,700	13,068
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	27,100	31,406
*	Zhejiang Jingu Co. Ltd., Class A	21,900	18,791
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	15,400	27,794
	Zhejiang Medicine Co. Ltd., Class A	19,100	29,935
	Zhejiang Runtu Co. Ltd., Class A	8,300	8,336
	Zhejiang Semir Garment Co. Ltd., Class A	39,800	24,473
	Zhejiang Southeast Space Frame Co. Ltd., Class A	14,900	13,314
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	5,400	17,136
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	22,300	20,561
*	Zhejiang Wanliyang Co. Ltd., Class A	16,100	16,600
	Zhejiang Wanma Co. Ltd., Class A	15,200	18,866
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	11,600	16,375
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	13,160	26,976
	Zhejiang Yasha Decoration Co. Ltd., Class A	25,500	14,978
	Zhejiang Yinlun Machinery Co. Ltd., Class A	14,100	23,852
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	53,400	45,782
*	Zhong An Group Ltd.	445,000	10,467
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	120,600	224,809
	Zhongjin Gold Corp. Ltd., Class A	53,000	54,148
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	25,200	18,688
	Zhongsheng Group Holdings Ltd.	25,500	96,780
*	Zhongtian Financial Group Co. Ltd., Class A	82,600	15,861
*Ω	Zhongyuan Bank Co. Ltd., Class H	145,000	11,092
Ω	Zhou Hei Ya International Holdings Co. Ltd.	69,500	30,610
*	Zhuguang Holdings Group Co. Ltd.	224,000	18,292
	Zhuhai Huafa Properties Co. Ltd., Class A	22,100	25,905
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	13,000	13,536
	Zhuzhou Kibing Group Co. Ltd., Class A	26,800	28,874
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	32,460	30,344
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	269,800	86,949

TOTAL CHINA			32,973,778

COLOMBIA — (0.0%)
	Cementos Argos SA	41,933	28,274
	Grupo Argos SA	44,555	92,471
	Mineros SA	34,702	11,804

TOTAL COLOMBIA			132,549

DENMARK — (1.7%)
	Alm Brand AS	319,736	436,958
	BankNordik P/F	1,321	21,041
*	Bavarian Nordic AS	14,090	448,348
*	Brodrene Hartmann AS	569	17,361
	Columbus AS	23,788	21,773
	D/S Norden AS	9,351	483,961
	Dfds AS	9,800	297,400
	FLSmidth & Co. AS	16,728	386,639
	Gabriel Holding AS	100	6,698
	GN Store Nord AS	17,141	364,269
	GronlandsBANKEN AS	210	15,744
	H Lundbeck AS	86,526	323,753
*	H Lundbeck AS, Class A	2,336	7,939

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
*	H+H International AS, Class B	6,441	$99,343
*	ISS AS	44,132	810,485
*	Jyske Bank AS	18,173	980,781
	Matas AS	9,437	90,322
*	Nilfisk Holding AS	7,146	132,944
*	NKT AS	15,364	766,774
*Ω	NNIT AS	2,803	20,322
	North Media AS	2,598	22,248
	Per Aarsleff Holding AS	5,520	154,173
	Ringkjoebing Landbobank AS	9,223	1,003,064
	Rockwool AS, Class B	1,419	282,600
	ROCKWOOL AS, Class A	983	193,854
*	RTX AS	1,806	30,443
Ω	Scandinavian Tobacco Group AS, Class A	18,116	303,455
	Schouw & Co. AS	4,181	265,264
	Solar AS, Class B	1,412	106,484
	SP Group AS	1,806	60,964
	Spar Nord Bank AS	33,505	405,670
	Sparekassen Sjaelland-Fyn AS	4,505	103,424
	Sydbank AS	18,681	568,843
	TORM PLC, Class A	9,024	241,456
*	Vestjysk Bank A.S.	59,255	24,121

TOTAL DENMARK			9,498,918

FINLAND — (1.4%)
	Aktia Bank Oyj	16,708	166,109
	Alandsbanken Abp, Class B	2,284	72,215
	Anora Group Oyj	2,914	20,208
	Apetit Oyj	1,113	11,213
	Aspo Oyj	4,867	38,481
	Atria Oyj	3,506	32,708
	Bittium Oyj	5,009	19,006
	Cargotec Oyj, Class B	10,303	387,492
	Digia Oyj	4,078	23,976
Ω	Enento Group Oyj	5,399	112,111
	Fiskars Oyj Abp	11,487	165,454
	Fortum Oyj	6,229	87,669
	Glaston OYJ ABP	8,852	7,571
	HKScan Oyj, Class A	16,407	15,421
	Huhtamaki Oyj	26,666	958,359
	Kamux Corp	1,769	8,556
	Kemira Oyj	33,583	443,443
	Konecranes Oyj	14,581	366,864
	Lassila & Tikanoja Oyj	10,732	105,407
	Metsa Board Oyj, Class A	2,149	20,890
	Metsa Board Oyj, Class B	56,743	426,845
*	NoHo Partners Oyj	1,625	10,077
	Nokian Renkaat Oyj	21,391	241,222
	Olvi Oyj, Class A	3,777	116,689
	Oma Saastopankki Oyj	2,569	50,506
	Oriola Oyj, Class A	4,300	7,968
	Oriola Oyj, Class B	39,268	71,232
	Outokumpu Oyj	124,425	499,363
	Pihlajalinna Oyj	6,174	57,004
	Ponsse Oyj	730	18,138
	Raisio Oyj, Class V	36,679	70,996
	Rapala VMC Oyj	4,631	19,615
Ω	Rovio Entertainment Oyj	10,536	60,054
	Sanoma Oyj	19,907	233,040

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
*	SRV Group Oyj	786	$3,110
	Stora Enso Oyj, Class R	3,123	40,720
	Taaleri Oyj	5,902	55,874
	Teleste Oyj	3,463	12,246
Ω	Terveystalo Oyj	25,369	156,904
	TietoEVRY Oyj	29,571	704,950
	Uponor Oyj	12,990	172,539
	Valmet Oyj	47,799	1,087,104
	Wartsila OYJ Abp	106,918	728,892
	YIT Oyj	40,533	101,643

TOTAL FINLAND			8,009,884

FRANCE — (3.9%)
	AKWEL	2,712	39,406
Ω	ALD SA	24,172	257,893
	Alstom SA	68,483	1,409,464
Ω	Amundi SA	10,737	506,571
	Arkema SA	8,679	686,839
	Assystem SA	1,526	55,967
*	Atos SE	2,051	20,014
	Axway Software SA	1,894	29,409
	Beneteau SA	9,933	110,080
	Bigben Interactive	4,235	31,805
	Boiron SA	1,406	64,187
	Bonduelle SCA	4,405	51,186
	Bouygues SA	39,233	1,119,362
	Burelle SA	63	26,518
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	448	18,839
	Carrefour SA	63,770	1,026,407
	CBo Territoria	11,180	39,776
	Cegedim SA	2,088	32,367
*	CGG SA	227,799	193,510
	Chargeurs SA	4,216	55,728
*	Cie des Alpes	6,837	84,272
	Cie Plastic Omnium SA	14,248	199,643
*	Coface SA	34,135	379,996
	Derichebourg SA	23,770	103,796
	Eiffage SA	20,030	1,811,148
*	Ekinops SAS	2,652	18,263
*Ω	Elior Group SA	14,715	32,664
	Elis SA	58,949	675,078
	Etablissements Maurel et Prom SA	22,578	101,484
	Eurazeo SE	10,238	584,236
	Eutelsat Communications SA	47,034	472,134
	Exel Industries, Class A	396	15,576
*	Faurecia SE	10,775	160,860
	Fnac Darty SA	4,875	150,605
*	GL Events	2,532	39,377
	Groupe Crit	1,048	60,973
	Groupe SFPI	8,334	18,043
	HEXAOM	1,004	19,147
	Imerys SA	10,388	425,198
	IPSOS	11,856	573,916
	Jacquet Metals SACA	4,886	75,994
*	JCDecaux SE	5,741	72,482
	Korian SA	21,529	203,424
	Laurent-Perrier	749	72,991
	Linedata Services	828	38,458
	LISI	5,091	100,539

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	LNA Sante SA	1,202	$35,040
Ω	Maisons du Monde SA	1,707	16,733
	Manitou BF SA	2,169	44,259
	Manutan International	759	76,110
	Mersen SA	5,929	191,832
	Metropole Television SA	4,366	45,155
*	Nacon SA	1,906	4,792
	Nexity SA	11,461	229,567
	NRJ Group	6,338	40,827
*	OL Groupe SA	4,185	11,425
*	Orpea SA	3,339	27,079
	Quadient SA	11,111	156,324
*	Renault SA	55,113	1,696,885
	Rexel SA	56,774	1,013,149
	Rothschild & Co.	10,368	367,688
	Samse SA	262	44,130
	Savencia SA	1,752	97,120
	SCOR SE	34,485	518,590
	SEB SA	5,699	371,014
	Seche Environnement SA	1,014	86,088
	SES SA	115,236	817,363
*Ω	SMCP SA	13,403	84,250
	Societe BIC SA	4,041	231,978
	Societe LDC SA	825	76,157
	Sopra Steria Group SACA	3,374	446,591
	SPIE SA	20,775	486,001
	Stef SA	927	73,853
	Synergie SE	2,390	64,583
	Technip Energies NV	32,441	418,773
	Television Francaise 1	14,457	91,774
	Totalenergies EP Gabon	282	45,694
	Trigano SA	685	70,115
	Union Financiere de France BQE SA	1,688	21,850
	Valeo	53,608	883,083
*	Vallourec SA	34,479	366,853
	Vicat SA	4,770	109,344
	VIEL & Cie SA	3,477	19,925
	Vilmorin & Cie SA	2,045	90,616
	Vivendi SE	6,238	51,058
	Vranken-Pommery Monopole SA	1,043	16,393
*Ω	X-Fab Silicon Foundries SE	17,602	91,125

TOTAL FRANCE			21,896,811

GERMANY — (5.1%)
	1&1 AG	8,794	115,850
#	3U Holding AG	6,131	23,800
	7C Solarparken AG	17,690	76,908
*	Aareal Bank AG	15,492	489,894
	All for One Group SE	212	8,320
	AlzChem Group AG	1,011	16,586
Ω	Aumann AG	2,278	27,539
	Aurubis AG	9,174	578,882
*	Bauer AG	3,014	19,660
	BayWa AG	4,365	196,965
Ω	Befesa SA	3,562	123,717
	Bertrandt AG	898	26,744
*	Bijou Brigitte AG	1,477	50,765
	Bilfinger SE	9,612	267,395
*	Borussia Dortmund GmbH & Co. KGaA	25,902	95,757

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	CANCOM SE	5,638	$139,326
#	CECONOMY AG	115,308	187,653
	CENIT AG	2,127	27,762
	Cewe Stiftung & Co. KGAA	1,803	141,232
*	Commerzbank AG	337,220	2,694,286
	Continental AG	19,417	1,005,716
Ω	Covestro AG	58,959	2,001,423
	CropEnergies AG	8,453	134,715
	Deutz AG	41,097	155,158
	DMG Mori AG	411	16,734
	Draegerwerk AG & Co. KGaA	853	30,796
	Duerr AG	12,498	330,356
Ω	DWS Group GmbH & Co. KGaA	9,267	250,546
	EDAG Engineering Group AG	1,985	20,022
	Elmos Semiconductor SE	2,528	115,560
	ElringKlinger AG	8,846	63,317
	Encavis AG	8,814	164,097
	Evonik Industries AG	46,390	854,583
#*	flatexDEGIRO AG	12,319	107,669
	FORTEC Elektronik AG	585	14,118
	Freenet AG	36,293	713,382
	Fresenius Medical Care AG & Co. KGaA	47,923	1,325,578
	Fuchs Petrolub SE	8,880	214,101
*	Gateway Real Estate AG	1,000	4,171
	Gerresheimer AG	7,341	420,556
	Gesco AG	2,252	56,048
*	Grammer AG	689	7,559
*	H&R GmbH & Co. KGaA	4,152	26,923
	Hamburger Hafen und Logistik AG	5,465	64,008
	HeidelbergCement AG	41,205	1,894,885
#*	Heidelberger Druckmaschinen AG	44,000	60,732
	Hornbach Holding AG & Co. KGaA	2,788	190,045
	Indus Holding AG	555	10,952
Ω	Instone Real Estate Group SE	20,685	150,559
	Jenoptik AG	14,474	317,315
Ω	JOST Werke AG	3,772	160,970
	K&S AG	63,951	1,411,973
	KION Group AG	10,485	232,455
	Kloeckner & Co. SE	26,694	209,205
	Knaus Tabbert AG	425	11,587
*	Koenig & Bauer AG	4,177	52,391
	Kontron AG	8,109	117,365
	KPS AG	5,091	16,212
	Krones AG	4,274	395,830
	KSB SE & Co. KGaA	62	24,503
	KWS Saat SE & Co. KGaA	3,488	202,497
	Lanxess AG	16,709	565,061
#*	Leoni AG	6,435	45,291
*	Mediclin AG	5,270	18,739
*	Medios AG	3,771	69,607
*	METRO AG	33,363	254,506
	MLP SE	21,361	99,201
	Norma Group SE	7,620	120,797
	OHB SE	1,667	46,765
	PATRIZIA SE	11,479	84,247
	ProSiebenSat.1 Media SE	37,292	253,422
*	q.beyond AG	32,252	26,671
	Rheinmetall AG	7,900	1,284,158
	RTL Group SA	4,352	147,733

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	SAF-Holland SE	5,757	$42,619
	Salzgitter AG	11,990	267,959
	Schloss Wachenheim AG	674	11,060
Ω	Scout24 SE	11,543	591,521
#*	SGL Carbon SE	17,658	125,245
*	Siemens Energy AG	59,809	697,230
	Siltronic AG	1,160	72,138
	Sixt SE	3,970	372,361
#	Software AG	9,312	203,719
	Stabilus SE	7,715	423,244
	Suedzucker AG	22,772	290,204
	SUESS MicroTec SE	4,556	51,505
	Surteco Group SE	1,940	36,612
#	Takkt AG	9,737	126,104
*	Talanx AG	16,074	603,649
	Technotrans SE	2,069	52,051
	Telefonica Deutschland Holding AG	276,175	601,757
*	thyssenkrupp AG	117,165	616,748
	Traffic Systems SE	890	15,908
	United Internet AG	27,599	515,910
*	Vitesco Technologies Group AG, Class A	6,137	328,382
	Vossloh AG	2,264	81,243
	Wacker Chemie AG	4,154	483,631
	Wacker Neuson SE	7,982	125,840
	Wuestenrot & Wuerttembergische AG	8,935	126,060
	Zeal Network SE	2,773	70,013

TOTAL GERMANY			28,814,564

GREECE — (0.1%)
*	Alpha Services & Holdings SA	121,392	112,420
	Autohellas Tourist & Trading SA	3,474	38,829
	Bank of Greece	3,495	55,784
	ElvalHalcor SA	7,892	11,170
	Fourlis Holdings SA	10,074	26,376
	Galaxy Cosmos Mezz PLC	4,496	726
	Hellenic Energy Holdings SA	9,333	63,805
	Intracom Holdings SA	11,350	18,179
*	LAMDA Development SA	7,984	48,373
	Motor Oil Hellas Corinth Refineries SA	6,394	109,894
	Mytilineos SA	757	12,693
*	Piraeus Financial Holdings SA	30,166	37,189
	Piraeus Port Authority SA	598	9,483
	Sunrisemezz PLC	4,309	349
	Thrace Plastics Holding & Co.	2,463	9,191
	Titan Cement International SA	5,589	62,459

TOTAL GREECE			616,920

HONG KONG — (1.5%)
	Analogue Holdings Ltd.	42,000	5,943
*	Apollo Future Mobility Group Ltd.	416,000	11,127
	Asia Financial Holdings Ltd.	32,000	12,274
	Associated International Hotels Ltd.	12,000	15,178
	Atlas Corp.	12,133	179,447
	Bank of East Asia Ltd.	281,000	269,306
	BOCOM International Holdings Co. Ltd.	275,000	13,854
	Bright Smart Securities & Commodities Group Ltd.	114,000	15,977
††	Brightoil Petroleum Holdings Ltd.	238,000	8,529
	Build King Holdings Ltd.	120,000	9,789

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
††	Burwill Holdings Ltd.	664,000	$1,125
*††	C Fiber Optic	344,000	0
#*	Cathay Pacific Airways Ltd.	117,909	106,923
*	Century City International Holdings Ltd.	360,000	12,633
	Cheuk Nang Holdings Ltd.	37,997	10,326
	Chevalier International Holdings Ltd.	20,000	17,270
*	China Energy Development Holdings Ltd.	2,198,000	35,860
	Chow Sang Sang Holdings International Ltd.	79,000	72,858
	Chuang’s China Investments Ltd.	220,000	6,807
	CITIC Telecom International Holdings Ltd.	397,000	117,336
Ω	Crystal International Group Ltd.	121,500	30,980
	CSI Properties Ltd.	1,310,000	19,558
*††	CW Group Holdings Ltd.	183,500	0
	Dah Sing Banking Group Ltd.	133,200	79,422
	Dah Sing Financial Holdings Ltd.	34,800	68,862
	Eagle Nice International Holdings Ltd.	36,000	20,451
††	EcoGreen International Group Ltd.	84,000	15,249
	Emperor International Holdings Ltd.	270,000	17,217
	Emperor Watch & Jewellery Ltd.	790,000	11,480
*	Esprit Holdings Ltd.	775,000	60,161
	Far East Consortium International Ltd.	337,082	75,960
	First Pacific Co. Ltd.	598,000	158,353
*Ω	FIT Hon Teng Ltd.	299,000	34,996
*††	Genting Hong Kong Ltd.	331,000	6,561
	Giordano International Ltd.	296,000	49,046
	Great Eagle Holdings Ltd.	60,527	111,000
	Guotai Junan International Holdings Ltd.	469,000	33,422
#*	Haitong International Securities Group Ltd.	786,922	57,111
	Hang Lung Group Ltd.	179,000	232,179
	Hang Lung Properties Ltd.	430,000	540,924
	Hanison Construction Holdings Ltd.	105,877	13,225
*	Hans Energy Co. Ltd.	310,000	4,296
*	Harbour Centre Development Ltd.	17,000	13,758
	HKR International Ltd.	251,040	63,002
	Hon Kwok Land Investment Co. Ltd.	54,000	12,974
*	Hongkong & Shanghai Hotels Ltd.	121,716	95,484
Ω	Honma Golf Ltd.	28,000	11,770
*††	Hsin Chong Group Holdings Ltd.	532,000	0
Ω	Impro Precision Industries Ltd.	75,000	19,486
*	IRC Ltd.	1,822,000	26,917
	ITC Properties Group Ltd.	84,761	10,168
	Johnson Electric Holdings Ltd.	71,290	73,445
	K Wah International Holdings Ltd.	284,000	79,533
*	Kader Holdings Co. Ltd.	136,000	6,735
	Kerry Logistics Network Ltd.	131,500	208,737
	Kerry Properties Ltd.	154,000	243,610
	Kowloon Development Co. Ltd.	105,000	93,176
*	Lai Sun Development Co. Ltd.	88,200	34,873
*	Lai Sun Garment International Ltd.	90,973	38,365
*	Landing International Development Ltd.	385,200	6,813
*	Landsea Green Management Ltd.	264,000	5,297
*	Lifestyle International Holdings Ltd.	118,500	70,261
	Liu Chong Hing Investment Ltd.	40,000	34,425
	Luk Fook Holdings International Ltd.	97,000	210,722
*	Midland Holdings Ltd.	187,517	12,669
	Modern Dental Group Ltd.	47,000	9,766
#*	Mongolian Mining Corp.	162,000	40,447
*	NagaCorp Ltd.	36,341	16,573
	New World Development Co. Ltd.	351,000	717,961

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
††	Pacific Andes International Holdings Ltd.	668,000	$2,332
	Pacific Basin Shipping Ltd.	1,212,000	293,429
*	Pacific Century Premium Developments Ltd.	301,000	11,332
	Pacific Textiles Holdings Ltd.	211,000	62,916
*	Paliburg Holdings Ltd.	86,000	16,656
#	PC Partner Group Ltd.	44,000	21,029
	Pico Far East Holdings Ltd.	278,000	37,876
	Public Financial Holdings Ltd.	116,000	31,194
*	Regal Hotels International Holdings Ltd.	68,000	22,108
Ω	Regina Miracle International Holdings Ltd.	29,000	11,298
	SAS Dragon Holdings Ltd.	64,000	26,605
*	Shangri-La Asia Ltd.	90,000	49,799
*	Shun Tak Holdings Ltd.	362,000	47,007
	Sino Land Co. Ltd.	628,323	670,933
	SmarTone Telecommunications Holdings Ltd.	94,000	46,464
	Soundwill Holdings Ltd.	23,500	18,725
	Stella International Holdings Ltd.	90,000	87,163
	Swire Pacific Ltd., Class A	110,000	729,686
	Swire Pacific Ltd., Class B	217,500	224,123
	Tai Hing Group Holdings Ltd.	54,000	5,296
	Tao Heung Holdings Ltd.	133,000	12,544
*	Television Broadcasts Ltd.	82,600	28,448
*††	Tenwow International Holdings Ltd.	120,000	0
	Texhong Textile Group Ltd.	61,000	39,288
	Texwinca Holdings Ltd.	278,000	36,476
*	Tongda Group Holdings Ltd.	1,935,000	18,242
	Town Health International Medical Group Ltd.	694,000	31,520
	Transport International Holdings Ltd.	40,336	42,606
	United Laboratories International Holdings Ltd.	206,000	86,340
	Vedan International Holdings Ltd.	80,000	6,886
*Ω	VPower Group International Holdings Ltd., Class H	118,000	8,137
	VSTECS Holdings Ltd.	158,000	75,970
	Wai Kee Holdings Ltd.	72,000	14,392
	Wang On Group Ltd.	1,400,000	7,677
Ω	WH Group Ltd.	1,749,160	883,345
	Wing Tai Properties Ltd.	72,000	31,456
*	Xingye Alloy Materials Group Ltd.	84,000	12,315
*††	Youyuan International Holdings Ltd.	79,000	0
	YTO Express Holdings Ltd.	28,000	6,289
	Yue Yuen Industrial Holdings Ltd.	121,000	123,014
*	Yunfeng Financial Group Ltd.	58,000	6,511
*	Zensun Enterprises Ltd.	129,999	19,197

TOTAL HONG KONG			8,626,606

HUNGARY — (0.0%)
	Richter Gedeon Nyrt	7,511	148,573

INDIA — (6.2%)
	Aarti Drugs Ltd.	8,695	50,450
	Aarti Industries Ltd.	18,622	156,978
	Aarti Pharmalabs Ltd.	4,656	21,327
	ACC Ltd.	8,187	236,681
	Action Construction Equipment Ltd.	10,111	37,803
*	Adani Transmission Ltd.	9,370	379,810
	ADF Foods Ltd.	3,088	26,536
	Advanced Enzyme Technologies Ltd.	6,791	23,332
	Aegis Logistics Ltd.	31,470	118,328
	AGI Greenpac Ltd.	5,757	23,000
	Agro Tech Foods Ltd.	2,464	22,923

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ahluwalia Contracts India Ltd.	6,104	$32,252
	AIA Engineering Ltd.	9,113	297,637
	Ajanta Pharma Ltd.	7,723	119,850
	Alembic Ltd.	15,848	13,537
	Alembic Pharmaceuticals Ltd.	13,268	88,211
	Alkem Laboratories Ltd.	714	27,227
	Allcargo Logistics Ltd.	14,247	74,501
	Amara Raja Batteries Ltd.	19,535	120,627
*	Amber Enterprises India Ltd.	1,643	41,069
	Ambuja Cements Ltd.	54,133	349,187
	Anant Raj Ltd.	19,359	26,658
	Andhra Sugars Ltd.	14,285	24,360
	Apar Industries Ltd.	4,076	73,871
	APL Apollo Tubes Ltd.	4,953	64,628
	Apollo Tyres Ltd.	82,490	289,390
*	Arvind Fashions Ltd.	6,635	29,626
*	Arvind Ltd.	42,016	47,204
	Ashiana Housing Ltd.	6,346	12,131
*	Ashoka Buildcon Ltd.	23,322	20,875
*Ω	Aster DM Healthcare Ltd.	27,926	83,542
	Astra Microwave Products Ltd.	16,574	60,869
	Aurobindo Pharma Ltd.	63,939	414,872
	Automotive Axles Ltd.	1,036	24,595
	Avanti Feeds Ltd.	11,535	61,553
	Bajaj Consumer Care Ltd.	16,880	32,504
*	Bajaj Hindusthan Sugar Ltd.	245,227	30,543
	Balkrishna Industries Ltd.	4,967	118,046
	Balmer Lawrie & Co. Ltd.	19,246	26,359
	Balrampur Chini Mills Ltd.	29,626	113,429
	Banco Products India Ltd.	7,771	18,041
*Ω	Bandhan Bank Ltd.	7,803	22,614
	Bank of Baroda	248,720	444,511
	Bank of India	114,507	83,261
	Bank of Maharashtra	144,375	35,592
	Bannari Amman Sugars Ltd.	902	30,556
	BASF India Ltd.	378	13,120
	BEML Ltd.	3,201	60,898
	BEML Ltd.	3,201	14,499
	Bhansali Engineering Polymers Ltd.	12,989	17,158
	Bharat Bijlee Ltd.	553	16,065
	Bharat Dynamics Ltd.	6,265	72,319
	Bharat Electronics Ltd.	592,686	766,662
	Bharat Heavy Electricals Ltd.	200,182	179,004
	Birla Corp. Ltd.	6,464	72,634
	Birlasoft Ltd.	24,386	79,889
	Bodal Chemicals Ltd.	9,138	8,928
	Bombay Burmah Trading Co.	4,849	51,292
*	Borosil Ltd.	2,401	12,180
	Brigade Enterprises Ltd.	23,418	141,637
	Brightcom Group Ltd.	41,645	16,576
*	Camlin Fine Sciences Ltd.	19,146	36,585
	Canara Bank	94,771	333,379
*	Capacit’e Infraprojects Ltd.	275	531
	Caplin Point Laboratories Ltd.	3,997	35,019
	Carborundum Universal Ltd.	7,049	72,614
	Care Ratings Ltd.	4,579	27,127
	CCL Products India Ltd.	15,057	91,445
	Ceat Ltd.	6,015	112,093
*	Central Bank of India Ltd.	119,974	29,564

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Century Enka Ltd.	3,444	$17,657
	Century Textiles & Industries Ltd.	10,821	111,770
	Cera Sanitaryware Ltd.	772	51,641
	Chambal Fertilisers & Chemicals Ltd.	36,837	145,611
††	Chennai Super Kings Cricket Ltd.	33,314	170
	Cholamandalam Financial Holdings Ltd.	21,356	162,187
	Cigniti Technologies Ltd.	3,813	28,639
	City Union Bank Ltd.	90,533	203,209
*	Clariant Chemicals India Ltd.	3,519	17,581
Ω	Cochin Shipyard Ltd.	8,018	51,958
	Container Corp. of India Ltd.	22,302	214,782
	Coromandel International Ltd.	25,282	293,798
	Cosmo First Ltd.	4,334	38,402
*	CSB Bank Ltd.	17,397	47,805
	Cummins India Ltd.	3,545	57,664
	Cyient Ltd.	10,755	97,492
*	D B Realty Ltd.	19,709	24,360
	Dalmia Bharat Ltd.	18,022	347,809
	Dalmia Bharat Sugar & Industries Ltd.	5,261	20,163
	DB Corp. Ltd.	5,522	7,609
	DCB Bank Ltd.	86,633	112,987
	DCM Shriram Ltd.	7,541	95,348
	DCW Ltd.	37,568	27,205
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	14,127	165,038
	Delta Corp. Ltd.	21,699	58,573
*	Dhampur Bio Organics Ltd.	11,450	22,554
	Dhampur Sugar Mills Ltd.	11,450	27,460
	Dhanuka Agritech Ltd.	3,435	30,261
Ω	Dilip Buildcon Ltd.	6,035	15,754
*	Dish TV India Ltd.	209,091	40,173
*	Dishman Carbogen Amcis Ltd.	9,244	11,076
	Dollar Industries Ltd.	4,294	25,939
	Dwarikesh Sugar Industries Ltd.	19,117	20,580
	Dynamatic Technologies Ltd.	486	14,138
	eClerx Services Ltd.	5,076	80,916
	EID Parry India Ltd.	19,753	149,158
*	EIH Associated Hotels	1,808	10,862
*	EIH Ltd.	22,745	53,216
	Electrosteel Castings Ltd.	104,310	50,602
Ω	Endurance Technologies Ltd.	5,726	93,743
	Engineers India Ltd.	58,317	49,531
	EPL Ltd.	28,442	52,928
*Ω	Equitas Small Finance Bank Ltd.	56,690	34,382
Ω	Eris Lifesciences Ltd.	7,443	66,499
	Escorts Kubota Ltd.	8,711	214,091
*	Eveready Industries India Ltd.	7,407	26,220
	Everest Industries Ltd.	1,612	17,340
	Everest Kanto Cylinder Ltd.	6,320	8,314
	Excel Industries Ltd.	1,975	28,395
	Exide Industries Ltd.	88,153	176,406
*	FDC Ltd.	12,195	45,977
	Federal Bank Ltd.	390,779	621,239
*	Federal-Mogul Goetze India Ltd.	4,153	16,114
	FIEM Industries Ltd.	693	13,431
	Filatex India Ltd.	13,738	16,641
	Finolex Cables Ltd.	15,463	97,038
	Finolex Industries Ltd.	48,381	78,531
	Firstsource Solutions Ltd.	58,361	73,238
	Force Motors Ltd.	1,050	17,334

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Fortis Healthcare Ltd.	95,930	$322,110
*	Future Consumer Ltd.	223,682	4,737
	Gabriel India Ltd.	17,080	31,623
	GAIL India Ltd.	563,053	618,619
*	Ganesh Housing Corp. Ltd.	2,638	10,980
	Garden Reach Shipbuilders & Engineers Ltd.	6,204	33,510
	Gateway Distriparks Ltd.	4,048	3,564
*	Gati Ltd.	5,798	12,287
*	GE T&D India Ltd.	10,963	17,001
Ω	General Insurance Corp. of India	17,947	26,889
	Genus Power Infrastructures Ltd.	32,993	35,430
	Geojit Financial Services Ltd.	10,612	6,158
	GHCL Ltd.	16,967	132,469
	Glenmark Pharmaceuticals Ltd.	33,446	162,726
	Godawari Power & Ispat Ltd.	12,991	41,588
	Godfrey Phillips India Ltd.	2,468	44,364
Ω	Godrej Agrovet Ltd.	7,864	47,601
*	Godrej Industries Ltd.	9,179	47,735
	Goodyear India Ltd.	1,451	17,846
	Granules India Ltd.	33,579	151,352
	Graphite India Ltd.	14,024	59,801
	Grauer & Weil India Ltd.	10,217	11,310
	Great Eastern Shipping Co. Ltd.	27,406	183,794
	Greaves Cotton Ltd.	24,203	44,328
	Greenpanel Industries Ltd.	9,316	41,637
	Greenply Industries Ltd.	10,082	21,138
	Gujarat Alkalies & Chemicals Ltd.	7,842	84,911
	Gujarat Ambuja Exports Ltd.	12,280	37,514
	Gujarat Fluorochemicals Ltd.	5,043	230,636
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	18,866	161,890
	Gujarat Pipavav Port Ltd.	48,693	50,500
	Gujarat State Petronet Ltd.	64,224	175,615
	Gulf Oil Lubricants India Ltd.	1,725	8,610
*	Hathway Cable & Datacom Ltd.	80,618	15,591
	HBL Power Systems Ltd.	29,816	37,784
*	HealthCare Global Enterprises Ltd.	10,118	35,432
	HEG Ltd.	2,257	28,838
	HeidelbergCement India Ltd.	15,130	35,069
	Heritage Foods Ltd.	4,435	16,126
	Hero MotoCorp Ltd.	5,217	169,064
	HFCL Ltd.	147,411	146,678
	HG Infra Engineering Ltd.	2,873	19,713
	Hikal Ltd.	9,005	35,894
	HIL Ltd.	1,383	47,637
	Himadri Speciality Chemical Ltd.	64,558	80,827
	Himatsingka Seide Ltd.	8,775	9,876
	Hinduja Global Solutions Ltd.	4,054	59,923
	Hindustan Aeronautics Ltd.	11,557	353,127
	Hindustan Copper Ltd.	24,909	31,046
	Hindware Home Innovation Ltd.	3,544	15,972
	Honda India Power Products Ltd.	598	12,408
	Huhtamaki India Ltd.	2,798	7,376
	I G Petrochemicals Ltd.	4,882	30,719
	ICRA Ltd.	909	45,118
*	IDFC First Bank Ltd.	736,597	500,500
	IDFC Ltd.	299,310	280,191
*	IFB Industries Ltd.	1,789	20,305
*	Igarashi Motors India Ltd.	1,465	7,327
	IIFL Securities Ltd.	26,423	21,652

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	India Cements Ltd.	43,951	$127,787
	India Glycols Ltd.	3,432	31,035
	India Nippon Electricals Ltd.	1,870	9,834
*	Indiabulls Real Estate Ltd.	53,549	50,532
	Indian Bank	62,818	194,426
*	Indian Overseas Bank	360,585	81,087
	Indo Count Industries Ltd.	17,315	29,313
	Indoco Remedies Ltd.	6,798	29,196
	Indus Towers Ltd.	134,677	302,452
	IndusInd Bank Ltd.	66,949	926,012
	INEOS Styrolution India Ltd.	1,405	14,355
	Infibeam Avenues Ltd.	129,114	27,454
*	Inox Leisure Ltd.	2,775	17,266
*	Inox Wind Ltd.	12,758	22,929
	Insecticides India Ltd.	3,251	28,305
	Intellect Design Arena Ltd.	12,705	66,465
	IOL Chemicals & Pharmaceuticals Ltd.	5,999	26,063
	Ipca Laboratories Ltd.	29,641	323,551
Ω	IRCON International Ltd.	51,030	27,205
	ITD Cementation India Ltd.	8,815	12,876
	J Kumar Infraprojects Ltd.	9,206	29,871
	Jagran Prakashan Ltd.	18,748	15,094
	Jai Corp. Ltd.	12,215	25,889
*	Jaiprakash Associates Ltd.	389,018	44,947
*	Jammu & Kashmir Bank Ltd.	63,698	30,417
	Jamna Auto Industries Ltd.	6,298	8,540
	JB Chemicals & Pharmaceuticals Ltd.	2,152	51,368
	Jindal Poly Films Ltd.	3,854	39,253
	Jindal Saw Ltd.	53,430	50,427
*	Jindal Stainless Hisar Ltd.	29,481	101,564
*	Jindal Stainless Ltd.	52,974	90,673
	Jindal Steel & Power Ltd.	101,247	564,014
	JK Cement Ltd.	5,781	190,230
	JK Lakshmi Cement Ltd.	14,023	93,062
	JK Paper Ltd.	21,843	109,878
	JK Tyre & Industries Ltd.	17,886	37,763
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	548	7,870
	JSW Energy Ltd.	118,534	482,642
	JTEKT India Ltd.	11,906	15,094
	Jubilant Ingrevia Ltd.	13,841	86,429
	Jubilant Pharmova Ltd.	11,620	52,180
	Jyothy Labs Ltd.	34,605	82,899
	Kalpataru Power Transmission Ltd.	17,626	101,303
	Kalyani Steels Ltd.	7,765	28,161
	Kansai Nerolac Paints Ltd.	16,503	96,323
	Karnataka Bank Ltd.	80,186	93,041
	Karur Vysya Bank Ltd.	100,489	126,467
	Kaveri Seed Co. Ltd.	4,744	27,844
	KCP Ltd.	19,493	28,771
	KEC International Ltd.	25,269	133,964
	KEI Industries Ltd.	10,152	195,188
	Kennametal India Ltd.	1,571	47,021
*	Kesoram Industries Ltd.	39,318	26,873
	Kewal Kiran Clothing Ltd.	3,197	19,724
*	Kiri Industries Ltd.	5,614	35,786
	Kirloskar Brothers Ltd.	5,401	22,845
	Kirloskar Ferrous Industries Ltd.	9,588	30,485
	Kirloskar Oil Engines Ltd.	10,569	33,473
	Kitex Garments Ltd.	5,027	12,488

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	KNR Constructions Ltd.	27,447	$73,773
	Kolte-Patil Developers Ltd.	5,519	22,988
	Kovai Medical Center & Hospital	843	15,024
	KPR Mill Ltd.	11,903	79,195
	KRBL Ltd.	16,796	80,644
	KSB Ltd.	3,570	91,599
	LA Opala RG Ltd.	7,436	35,062
	Lakshmi Machine Works Ltd.	568	88,575
*Ω	Lemon Tree Hotels Ltd.	55,731	56,984
	LG Balakrishnan & Bros Ltd.	7,187	65,776
	LT Foods Ltd.	40,174	61,243
	Lumax Auto Technologies Ltd.	4,253	12,577
	Lupin Ltd.	42,305	356,917
	Maharashtra Seamless Ltd.	7,193	68,192
	Mahindra CIE Automotive Ltd.	29,639	107,381
	Mahindra Lifespace Developers Ltd.	15,138	73,428
	Maithan Alloys Ltd.	1,484	17,335
	Man Infraconstruction Ltd.	15,353	15,260
	Mangalam Cement Ltd.	3,267	14,457
	Marksans Pharma Ltd.	59,055	35,226
*	Max Ventures & Industries Ltd.	9,610	19,590
	Mayur Uniquoters Ltd.	2,063	11,634
	Mazagon Dock Shipbuilders Ltd.	7,521	57,631
*	Meghmani Finechem Ltd.	870	13,797
	Meghmani Organics Ltd.	29,423	39,390
	Minda Corp. Ltd.	16,296	38,390
*	Mirza International Ltd.	11,137	41,515
Ω	Mishra Dhatu Nigam Ltd.	8,726	25,109
	MM Forgings Ltd.	2,528	24,223
	Monte Carlo Fashions Ltd.	1,211	10,525
*	Morepen Laboratories Ltd.	49,098	15,758
	Motherson Sumi Wiring India Ltd.	15,025	15,350
	Motilal Oswal Financial Services Ltd.	8,767	72,612
	MRF Ltd.	454	496,776
	Mrs Bectors Food Specialities Ltd.	2,572	11,845
	Mukand Ltd.	6,374	8,255
	Multi Commodity Exchange of India Ltd.	6,048	112,027
	Nahar Spinning Mills Ltd.	2,181	7,305
	Natco Pharma Ltd.	17,203	124,697
	National Aluminium Co. Ltd.	201,774	171,065
*	National Fertilizers Ltd.	13,589	8,147
	Nava Ltd.	21,096	50,327
	Navneet Education Ltd.	18,503	31,201
	NBCC India Ltd.	147,802	58,181
	NCC Ltd.	97,963	88,451
	NCL Industries Ltd.	7,001	15,289
	NESCO Ltd.	3,968	27,636
	Neuland Laboratories Ltd.	2,588	46,801
	Newgen Software Technologies Ltd.	2,591	10,783
	Nilkamal Ltd.	1,432	36,223
Ω	Nippon Life India Asset Management Ltd.	24,048	78,900
	NMDC Ltd.	153,931	184,883
	Nmdc Steel Ltd.	153,931	71,594
	NOCIL Ltd.	22,530	66,069
	Novartis India Ltd.	1,209	9,935
	NRB Bearings Ltd.	7,863	16,109
	Oberoi Realty Ltd.	19,947	223,810
	Olectra Greentech Ltd.	3,169	21,509
*	Omaxe Ltd.	8,674	9,395

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	OnMobile Global Ltd.	16,986	$22,087
	Oracle Financial Services Software Ltd.	4,537	160,069
	Orient Cement Ltd.	25,897	40,766
	Orient Paper & Industries Ltd.	25,398	12,841
	Oriental Aromatics Ltd.	533	2,958
	Oriental Carbon & Chemicals Ltd.	1,832	19,334
	Panama Petrochem Ltd.	2,894	9,904
Ω	Parag Milk Foods Ltd.	6,480	8,342
*	Patel Engineering Ltd.	53,857	14,254
*	PC Jeweller Ltd.	62,691	78,392
	PCBL Ltd.	36,684	56,495
	Petronet LNG Ltd.	186,651	463,000
	Phoenix Mills Ltd.	14,497	250,550
	PNC Infratech Ltd.	17,993	56,277
	Polyplex Corp. Ltd.	4,412	89,572
	Power Mech Projects Ltd.	1,284	27,310
*	Prakash Industries Ltd.	25,349	15,894
Ω	Prataap Snacks Ltd.	1,310	14,571
	Precision Camshafts Ltd.	6,065	7,619
	Prestige Estates Projects Ltd.	32,983	176,635
*	Pricol Ltd.	16,687	38,844
*	Prism Johnson Ltd.	29,365	43,531
	PSP Projects Ltd.	1,511	10,842
	Punjab National Bank	434,872	225,477
Ω	Quess Corp. Ltd.	15,654	104,519
	Radico Khaitan Ltd.	8,247	104,178
	Rain Industries Ltd.	44,748	90,766
	Rajesh Exports Ltd.	12,943	108,836
	Rallis India Ltd.	16,538	45,157
	Ramco Cements Ltd.	22,141	193,385
	Ramkrishna Forgings Ltd.	17,745	49,181
	Rane Holdings Ltd.	2,025	22,497
	Rashtriya Chemicals & Fertilizers Ltd.	39,338	48,366
	Ratnamani Metals & Tubes Ltd.	5,795	142,893
	Raymond Ltd.	9,936	142,234
*Ω	RBL Bank Ltd.	62,895	102,728
	Redington Ltd.	131,696	217,957
*	Reliance Power Ltd.	642,896	125,685
	Rhi Magnesita India Ltd.	4,507	35,448
	Rico Auto Industries Ltd.	16,938	12,003
	RITES Ltd.	11,078	51,437
	RSWM Ltd.	3,723	14,188
	Rupa & Co. Ltd.	3,572	13,597
	Sagar Cements Ltd.	6,506	15,940
	Samvardhana Motherson International Ltd.	22,537	17,610
	Sandhar Technologies Ltd.	2,664	7,452
	Sangam India Ltd.	1,977	6,658
*	Sanghi Industries Ltd.	18,177	12,359
	Sanghvi Movers Ltd.	2,991	8,077
	Sarda Energy & Minerals Ltd.	2,761	28,202
	Sasken Technologies Ltd.	1,587	17,334
	Savita Oil Technologies Ltd.	5,680	20,638
*	SEAMEC Ltd.	1,322	17,653
*	SEPC Ltd.	124,638	12,277
	Sequent Scientific Ltd.	8,389	9,899
	Seshasayee Paper & Boards Ltd.	7,419	29,526
Ω	SH Kelkar & Co. Ltd.	11,863	19,623
	Shakti Pumps India Ltd.	993	5,776
	Shankara Building Products Ltd.	990	8,530

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Sharda Cropchem Ltd.	4,998	$22,645
	Sharda Motor Industries Ltd.	1,048	9,609
	Shilpa Medicare Ltd.	7,489	28,525
	Shipping Corp. of India Ltd.	32,265	50,611
*	SIS Ltd.	6,676	33,810
	Siyaram Silk Mills Ltd.	2,979	15,853
	Sobha Ltd.	10,497	79,508
	Somany Ceramics Ltd.	3,402	22,226
*	South Indian Bank Ltd.	497,625	82,114
*	Star Cement Ltd.	16,744	21,555
	Steel Authority of India Ltd.	293,027	278,564
	Sterlite Technologies Ltd.	30,912	61,799
*	Strides Pharma Science Ltd.	15,921	59,783
*	Subex Ltd.	107,968	39,266
	Subros Ltd.	5,228	20,741
	Sudarshan Chemical Industries Ltd.	6,005	29,903
	Sun TV Network Ltd.	19,125	120,721
	Sundaram-Clayton Ltd.	1,180	68,416
	Sunteck Realty Ltd.	12,856	60,640
	Suprajit Engineering Ltd.	16,641	65,564
	Supreme Petrochem Ltd.	6,127	56,125
	Surya Roshni Ltd.	4,819	24,254
	Sutlej Textiles & Industries Ltd.	19,044	14,975
	Tamil Nadu Newsprint & Papers Ltd.	11,959	38,768
	Tamilnadu Petroproducts Ltd.	14,233	16,452
	Tata Chemicals Ltd.	38,512	527,280
	Tata Coffee Ltd.	16,634	43,607
	Tata Metaliks Ltd.	1,163	10,280
*Ω	TCNS Clothing Co. Ltd.	1,568	11,634
	TD Power Systems Ltd.	16,940	25,396
	Techno Electric & Engineering Co. Ltd.	13,654	46,340
*Ω	Tejas Networks Ltd.	8,361	69,328
	Texmaco Rail & Engineering Ltd.	63,696	37,515
	Thermax Ltd.	6,206	163,852
	Thirumalai Chemicals Ltd.	11,355	25,848
*	Thomas Cook India Ltd.	36,783	33,669
	Tide Water Oil Co. India Ltd.	1,174	14,426
	Time Technoplast Ltd.	29,889	37,053
	Tinplate Co. of India Ltd.	6,946	25,610
*	Titagarh Wagons Ltd.	8,195	15,801
	Transport Corp. of India Ltd.	6,289	54,438
	Trident Ltd.	241,317	102,843
	Triveni Engineering & Industries Ltd.	15,258	46,592
	TV Today Network Ltd.	8,802	29,557
*	TV18 Broadcast Ltd.	99,411	42,046
	TVS Srichakra Ltd.	1,006	30,052
	Uflex Ltd.	9,820	83,065
*Ω	Ujjivan Small Finance Bank Ltd.	48,339	14,719
	Unichem Laboratories Ltd.	9,845	48,813
	Union Bank of India Ltd.	182,028	118,386
	UPL Ltd.	117,632	1,041,029
	Usha Martin Ltd.	39,122	67,027
	UTI Asset Management Co. Ltd.	4,540	38,484
*	VA Tech Wabag Ltd.	7,294	23,316
	Vakrangee Ltd.	95,035	36,222
	Vardhman Textiles Ltd.	26,060	106,065
*Ω	Varroc Engineering Ltd.	8,500	32,039
	Venky’s India Ltd.	1,292	30,363
	Vesuvius India Ltd.	2,035	37,071

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Vimta Labs Ltd.	1,870	$9,603
	Vindhya Telelinks Ltd.	1,643	26,496
*	Vodafone Idea Ltd.	864,094	89,933
	Voltamp Transformers Ltd.	884	29,117
	VRL Logistics Ltd.	2,993	21,970
	VST Industries Ltd.	911	38,630
	VST Tillers Tractors Ltd.	936	25,389
	Welspun Corp. Ltd.	33,813	90,958
	Welspun Enterprises Ltd.	17,310	26,798
	Welspun India Ltd.	49,609	46,874
	West Coast Paper Mills Ltd.	10,379	76,745
	Wheels India Ltd.	1,811	13,786
*	Wockhardt Ltd.	8,013	22,536
*	Wonderla Holidays Ltd.	2,335	9,722
*	Yes Bank Ltd.	170,161	31,994
	Zee Entertainment Enterprises Ltd.	220,917	701,547
*	Zee Media Corp. Ltd.	125,644	23,848
	Zensar Technologies Ltd.	16,196	43,490
	Zydus Lifesciences Ltd.	44,718	234,101
	Zydus Wellness Ltd.	3,889	82,742

TOTAL INDIA			35,465,141

INDONESIA — (0.7%)
	Ace Hardware Indonesia Tbk PT	1,049,300	37,982
*	Adhi Karya Persero Tbk PT	585,200	20,845
	AKR Corporindo Tbk PT	377,000	37,740
*	Alam Sutera Realty Tbk PT	1,165,900	13,004
	Astra Agro Lestari Tbk PT	115,100	62,734
	Astra Otoparts Tbk PT	172,500	14,603
*	Bank Bukopin Tbk PT	4,221,000	36,661
*	Bank Capital Indonesia Tbk PT	991,200	9,029
*	Bank China Construction Bank Indonesia Tbk PT	2,929,400	16,881
*	Bank Ganesha Tbk PT	1,421,600	9,202
*	Bank Mayapada International Tbk PT	1,396,100	61,256
	Bank Maybank Indonesia Tbk PT	2,873,800	46,827
*	Bank MNC Internasional Tbk PT	3,124,100	21,622
*	Bank Nationalnobu Tbk PT	80,900	2,894
	Bank OCBC Nisp Tbk PT	566,200	27,256
	Bank Pan Indonesia Tbk PT	621,700	95,779
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	380,853	33,572
	Bank Pembangunan Daerah Jawa Timur Tbk PT	853,700	38,585
	Bank Tabungan Negara Persero Tbk PT	912,100	90,457
	BISI International Tbk PT	236,900	22,457
	Blue Bird Tbk PT	151,800	14,959
*	Buana Lintas Lautan Tbk PT	1,461,500	14,427
	Bukit Asam Tbk PT	684,200	171,352
*	Bumi Serpong Damai Tbk PT	929,000	55,400
	Ciputra Development Tbk PT	1,736,586	104,637
*	Delta Dunia Makmur Tbk PT	888,000	22,285
	Dharma Satya Nusantara Tbk PT	494,300	17,598
	Elnusa Tbk PT	1,110,000	26,741
	Erajaya Swasembada Tbk PT	1,768,000	48,809
*	Gajah Tunggal Tbk PT	310,300	12,029
	Gudang Garam Tbk PT	80,700	124,714
	Hexindo Adiperkasa Tbk PT	60,300	22,627
	Indah Kiat Pulp & Paper Tbk PT	507,600	312,356
	Indika Energy Tbk PT	467,500	97,460
	Indo Tambangraya Megah Tbk PT	39,900	114,938
	Indocement Tunggal Prakarsa Tbk PT	211,200	125,632

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Indofood Sukses Makmur Tbk PT	731,600	$302,710
	Indomobil Sukses Internasional Tbk PT	319,500	18,659
	Integra Indocabinet Tbk PT	423,800	11,740
	Japfa Comfeed Indonesia Tbk PT	790,900	70,273
*	Kawasan Industri Jababeka Tbk PT	3,135,500	30,156
*	Krakatau Steel Persero Tbk PT	689,800	16,615
*	Lippo Karawaci Tbk PT	4,211,950	27,003
*	Map Aktif Adiperkasa PT	106,300	21,814
	Medco Energi Internasional Tbk PT	1,754,872	130,168
	Media Nusantara Citra Tbk PT	1,387,100	72,997
*	Mitra Adiperkasa Tbk PT	449,800	34,784
*	MNC Kapital Indonesia Tbk PT	3,117,400	20,802
*	MNC Land Tbk PT	12,970,200	69,001
*	MNC Vision Networks Tbk PT	4,804,100	25,478
*	Mulia Industrindo Tbk PT	256,900	9,388
*††	Omni Inovasi Indonesia Tbk PT	247,700	795
	Pabrik Kertas Tjiwi Kimia Tbk PT	249,600	125,035
	Pakuwon Jati Tbk PT	2,451,800	68,887
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	637,600	46,183
*	PP Persero Tbk PT	565,500	31,912
	Puradelta Lestari Tbk PT	1,263,400	14,736
	Ramayana Lestari Sentosa Tbk PT	603,300	22,252
	Resource Alam Indonesia Tbk PT	280,500	11,397
*††	Rimo International Lestari Tbk PT	4,191,900	2,520
	Salim Ivomas Pratama Tbk PT	511,500	13,917
	Sampoerna Agro Tbk PT	68,700	9,519
	Samudera Indonesia Tbk PT	300,600	45,657
*	Sarana Meditama Metropolitan Tbk PT	413,200	7,679
	Sawit Sumbermas Sarana Tbk PT	808,800	72,058
*	Semen Baturaja Persero Tbk PT	247,700	6,797
	Semen Indonesia Persero Tbk PT	418,100	213,277
	Siloam International Hospitals Tbk PT	401,600	28,217
*††	Sri Rejeki Isman Tbk PT	1,787,400	3,137
	Steel Pipe Industry of Indonesia PT	497,300	8,801
	Summarecon Agung Tbk PT	2,151,204	81,645
	Surya Citra Media Tbk PT	1,667,100	25,006
	Tempo Scan Pacific Tbk PT	117,300	10,234
	Timah Tbk PT	610,700	53,111
*††	Trada Alam Minera Tbk PT	3,776,600	2,270
*	Trimegah Sekuritas IndonesiaTbk PT	1,532,700	29,468
	Triputra Agro Persada PT	451,400	20,138
	Tunas Baru Lampung Tbk PT	599,800	26,916
*	Waskita Karya Persero Tbk PT	868,600	26,789
*	Wijaya Karya Persero Tbk PT	617,100	36,036
	XL Axiata Tbk PT	550,300	88,954

TOTAL INDONESIA			3,980,281

IRELAND — (0.8%)
	AIB Group PLC	239,379	692,503
	Bank of Ireland Group PLC	330,642	2,380,825
	Cairn Homes PLC	161,264	156,133
	FBD Holdings PLC	9,012	89,563
	Glanbia PLC	57,659	665,919
*Ω	Glenveagh Properties PLC	132,660	129,763
*	Permanent TSB Group Holdings PLC	30,009	49,967
	Smurfit Kappa Group PLC	11,320	374,725

TOTAL IRELAND			4,539,398

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (1.3%)
	Afcon Holdings Ltd.	760	$35,921
	Africa Israel Residences Ltd.	1,677	67,300
	Alrov Properties & Lodgings Ltd.	1,983	101,385
	Arad Ltd.	3,363	43,112
	Ashtrom Group Ltd.	9,980	217,193
	Aura Investments Ltd.	17,501	30,919
*	Avgol Industries 1953 Ltd.	17,326	10,236
	Azorim-Investment Development & Construction Co. Ltd.	33,567	116,801
*	Bet Shemesh Engines Holdings 1997 Ltd.	1,775	42,676
*	BioLine RX Ltd.	116,032	6,907
	Carasso Motors Ltd.	6,480	40,682
	Castro Model Ltd.	387	9,419
*	Cellcom Israel Ltd.	28,735	143,897
*	Clal Insurance Enterprises Holdings Ltd.	16,682	287,872
*	Compugen Ltd.	6,913	6,222
	Delek Automotive Systems Ltd.	9,446	121,627
*	Delek Group Ltd.	2,316	352,628
	Delta Galil Industries Ltd.	2,465	111,604
	Dor Alon Energy in Israel 1988 Ltd.	1,112	38,464
*	Ellomay Capital Ltd.	567	10,574
*	Equital Ltd.	6,299	194,254
*	Fattal Holdings 1998 Ltd.	374	37,988
	First International Bank of Israel Ltd.	13,854	598,235
	FMS Enterprises Migun Ltd.	889	29,466
	Formula Systems 1985 Ltd.	1,912	155,191
	Formula Systems 1985 Ltd., Sponsored ADR	433	35,285
*	Gilat Satellite Networks Ltd.	8,133	48,796
*	Hagag Group Real Estate Development	3,580	19,488
	Hamat Group Ltd.	5,206	43,224
	Harel Insurance Investments & Financial Services Ltd.	33,143	319,034
	IDI Insurance Co. Ltd.	1,856	49,565
	Ilex Medical Ltd.	1,003	25,410
	Infinya Ltd.	867	83,752
	Israel Canada T.R Ltd.	25,831	74,466
	Israel Land Development - Urban Renewal Ltd.	2,527	32,834
	Isras Investment Co. Ltd.	532	100,170
	Issta Lines Ltd.	1,709	46,990
*	Kamada Ltd.	7,363	33,207
	Kardan Real Estate Enterprise & Development Ltd.	24,557	23,944
	Kenon Holdings Ltd.	5,371	205,773
	Kerur Holdings Ltd.	1,355	29,313
	Klil Industries Ltd.	356	29,748
	M Yochananof & Sons Ltd.	1,088	64,051
	Mediterranean Towers Ltd.	24,745	71,402
*	Mehadrin Ltd.	111	4,488
*	Meitav Investment House Ltd.	8,070	28,259
*	Menora Mivtachim Holdings Ltd.	6,559	133,654
	Meshulam Levinstein Contracting & Engineering Ltd.	258	24,009
	Migdal Insurance & Financial Holdings Ltd.	102,324	122,736
*	Naphtha Israel Petroleum Corp. Ltd.	11,180	57,909
*	Neto Malinda Trading Ltd.	3,324	111,920
	Oil Refineries Ltd.	617,221	229,862
*	OPC Energy Ltd.	10,844	133,329
	Palram Industries 1990 Ltd.	1,933	18,928
*	Partner Communications Co. Ltd.	41,905	315,889
*	Paz Oil Co. Ltd.	2,643	315,740
*	Perion Network Ltd.	6,547	150,179
	Plasson Industries Ltd.	1,011	49,279
	Prashkovsky Investments & Construction Ltd.	1,882	45,194

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Rapac Communication & Infrastructure Ltd.	1,204	$11,894
	Raval Ics Ltd.	12,763	13,539
	Sano-Brunos Enterprises Ltd.	536	37,120
	Scope Metals Group Ltd.	1,359	60,984
	Shalag Industries Ltd.	2,618	7,038
*	Shikun & Binui Ltd.	11,864	47,095
	Shufersal Ltd.	26,270	179,333
*	Solegreen Ltd.	2,924	10,443
	Suny Cellular Communication Ltd.	38,993	19,527
Ω	Tamar Petroleum Ltd.	16,144	49,802
	Tel Aviv Stock Exchange Ltd.	18,960	111,734
*	Tower Semiconductor Ltd.	14,423	616,379
*	Victory Supermarket Chain Ltd.	1,071	13,592
	YH Dimri Construction & Development Ltd.	1,816	110,412

TOTAL ISRAEL			7,177,292

ITALY — (2.6%)
	A2A SpA	140,564	155,863
	ACEA SpA	11,629	146,531
*	Aeffe SpA	11,709	14,466
Ω	Anima Holding SpA	54,118	167,613
	Aquafil SpA	4,359	23,721
	Arnoldo Mondadori Editore SpA	38,743	65,282
	Ascopiave SpA	23,764	56,223
*	Autogrill SpA	27,022	168,908
	Autostrade Meridionali SpA	597	21,821
	Avio SpA	4,608	51,457
	Azimut Holding SpA	23,671	381,152
	Banca IFIS SpA	7,189	84,887
	Banca Mediolanum SpA	53,760	402,227
	Banca Popolare di Sondrio SPA	135,001	484,257
	Banca Profilo SpA	114,968	21,929
Ω	Banca Sistema SpA	15,855	23,246
	Banco BPM SpA	394,306	1,192,980
	Banco di Desio e della Brianza SpA	12,049	33,570
	BasicNet SpA	5,417	26,355
	BF SpA	11,931	42,428
Ω	BFF Bank SpA	3,503	24,712
	BPER Banca	292,670	541,526
	Brembo SpA	36,468	381,251
	Buzzi Unicem SpA	28,147	467,144
	Cairo Communication SpA	17,223	27,995
	Cembre SpA	235	6,409
	Cementir Holding NV	12,612	73,407
*	CIR SpA-Compagnie Industriali	239,509	101,119
	CNH Industrial NV	3,852	49,838
	Credito Emiliano SpA	26,852	159,206
*	d’Amico International Shipping SA	332,916	95,710
	Danieli & C Officine Meccaniche SpA	12,070	165,788
	Danieli & C Officine Meccaniche SpA	3,835	78,274
	De’ Longhi SpA	11,333	195,537
	Elica SpA	8,847	23,504
	Emak SpA	17,371	18,556
Ω	Enav SpA	52,512	203,066
	Esprinet SpA	7,745	51,592
	Exprivia SpA	9,687	13,002
*	Fiera Milano SpA	6,870	21,011
	Fila SpA	6,120	41,722
*	Fincantieri SpA	92,350	46,953

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
*	FNM SpA	40,686	$18,496
*	Garofalo Health Care SpA	4,490	17,836
	Gefran SpA	2,084	17,487
	Hera SpA	198,526	473,024
	IMMSI SpA	62,616	24,572
	Indel B SpA	373	7,437
*	Iveco Group NV	41,651	225,066
	IVS Group SA	6,481	24,532
*	KME Group SpA	43,866	24,204
	Leonardo SpA	105,578	848,223
	LU-VE SpA	1,303	26,662
	Maire Tecnimont SpA	35,493	110,128
	Mediobanca Banca di Credito Finanziario SpA	168,607	1,527,509
	MFE-MediaForEurope NV, Class A	171,090	60,019
*	Newlat Food SpA	4,322	19,468
	Openjobmetis SpA agenzia per il lavoro	3,304	25,517
	Orsero SpA	2,608	37,329
Ω	OVS SpA	73,087	136,443
	Piaggio & C SpA	46,282	118,905
Ω	Pirelli & C SpA	99,938	376,972
Ω	Poste Italiane SpA	80,874	704,757
	Prima Industrie SpA	1,511	36,855
	Rizzoli Corriere Della Sera Mediagroup SpA	15,382	10,333
	Sabaf SpA	2,439	45,073
	SAES Getters SpA	2,203	47,488
	SAES Getters SpA	2,331	35,273
*	Safilo Group SpA	55,553	78,401
*	Saras SpA	147,012	177,679
	SIT SpA	989	5,968
	SOL SpA	9,309	167,452
*	Spaxs SpA	13,057	88,798
*	Telecom Italia SpA	1,770,228	346,331
*	Telecom Italia SpA	1,059,301	202,486
	Tenaris SA	34,205	535,347
	Tenaris SA, Sponsored ADR	26,766	840,988
	Unipol Gruppo SpA	108,936	468,843
	UnipolSai Assicurazioni SpA	134,436	303,123

TOTAL ITALY			14,567,262

JAPAN — (17.2%)
	77 Bank Ltd.	15,900	192,678
	A&D HOLON Holdings Co. Ltd.	8,100	49,854
	Achilles Corp.	4,600	42,428
	AD Works Group Co. Ltd.	8,300	9,090
	ADEKA Corp.	23,900	357,315
	Advan Group Co. Ltd.	7,500	44,189
	AFC-HD AMS Life Science Co. Ltd.	1,800	8,749
	Agro-Kanesho Co. Ltd.	2,600	23,662
	Ahresty Corp.	9,900	24,530
	Aichi Financial Group, Inc.	13,290	169,817
	Aichi Steel Corp.	3,600	50,345
	Aichi Tokei Denki Co. Ltd.	2,700	23,575
	Air Water, Inc.	54,200	605,133
	Airport Facilities Co. Ltd.	9,300	33,447
	Aisan Industry Co. Ltd.	13,200	62,566
	Akatsuki, Inc.	2,500	36,318
*	Akebono Brake Industry Co. Ltd.	42,500	49,712
	Akita Bank Ltd.	5,800	61,985
	Albis Co. Ltd.	2,000	30,981

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Alconix Corp.	9,400	$86,464
Alfresa Holdings Corp.	51,600	594,064
Alinco, Inc.	4,500	29,977
Alleanza Holdings Co. Ltd.	3,200	20,450
Alpen Co. Ltd.	5,100	69,312
Alpha Corp.	2,400	15,228
Alps Alpine Co. Ltd.	68,081	584,855
Alps Logistics Co. Ltd.	6,000	44,239
Amada Co. Ltd.	12,008	84,459
Anabuki Kosan, Inc.	1,200	15,642
Anest Iwata Corp.	11,300	67,777
AOKI Holdings, Inc.	13,800	66,701
Aoyama Trading Co. Ltd.	15,700	109,522
Aozora Bank Ltd.	38,400	660,548
Arakawa Chemical Industries Ltd.	5,500	34,984
Arata Corp.	4,700	129,771
ARCLANDS Corp.	10,500	104,142
Arcs Co. Ltd.	13,900	185,277
Arealink Co. Ltd.	3,400	43,141
Asahi Co. Ltd.	5,200	45,204
Asahi Kogyosha Co. Ltd.	2,600	35,822
ASAHI YUKIZAI Corp.	4,500	72,254
Asanuma Corp.	3,600	66,230
Asia Pile Holdings Corp.	10,700	36,295
ASKA Pharmaceutical Holdings Co. Ltd.	7,400	58,247
Astena Holdings Co. Ltd.	8,100	22,856
Autobacs Seven Co. Ltd.	20,300	193,086
Awa Bank Ltd.	12,900	162,163
Axial Retailing, Inc.	5,100	116,138
Axyz Co. Ltd.	800	15,599
Bando Chemical Industries Ltd.	10,800	76,745
Bank of Iwate Ltd.	4,400	53,088
Bank of Nagoya Ltd.	3,600	73,746
Bank of Saga Ltd.	4,600	48,011
Bank of the Ryukyus Ltd.	9,100	47,611
Bank of Toyama Ltd.	1,400	15,518
Belluna Co. Ltd.	17,700	85,300
Bourbon Corp.	3,000	42,416
Br Holdings Corp.	4,400	10,264
Broadband Tower, Inc.	18,200	21,135
Bunka Shutter Co. Ltd.	17,100	122,952
Canon Electronics, Inc.	6,900	72,856
Carlit Holdings Co. Ltd.	5,500	25,415
Cawachi Ltd.	4,800	66,432
Central Glass Co. Ltd.	10,400	245,571
Central Security Patrols Co. Ltd.	2,900	49,990
Central Sports Co. Ltd.	2,100	33,832
Chiba Bank Ltd.	104,900	574,760
Chiba Kogyo Bank Ltd.	25,400	49,174
Chilled & Frozen Logistics Holdings Co. Ltd.	5,400	43,795
Chino Corp.	2,600	29,962
Chori Co. Ltd.	4,500	58,961
Chubu Shiryo Co. Ltd.	7,421	50,539
Chuetsu Pulp & Paper Co. Ltd.	3,600	22,391
Chugai Ro Co. Ltd.	2,700	28,395
Chugin Financial Group, Inc.	49,100	295,974
Chugoku Marine Paints Ltd.	11,700	71,852
Chuo Gyorui Co. Ltd.	500	9,898
CI Takiron Corp.	14,900	51,483

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Citizen Watch Co. Ltd.	73,800	$309,938
CKD Corp.	15,100	185,192
CK-San-Etsu Co. Ltd.	1,300	35,848
CMIC Holdings Co. Ltd.	4,200	47,441
CMK Corp.	17,600	63,348
Coca-Cola Bottlers Japan Holdings, Inc.	9,949	89,889
Computer Engineering & Consulting Ltd.	7,900	82,822
Concordia Financial Group Ltd.	366,700	1,118,883
CONEXIO Corp.	3,700	28,319
Cosmo Energy Holdings Co. Ltd.	25,600	659,439
Create Medic Co. Ltd.	3,000	17,526
CTI Engineering Co. Ltd.	3,300	64,809
Dai Nippon Toryo Co. Ltd.	7,200	35,519
Daicel Corp.	77,800	443,913
Dai-Dan Co. Ltd.	5,100	72,749
Daido Metal Co. Ltd.	13,400	46,141
Daido Steel Co. Ltd.	8,000	207,416
Daihatsu Diesel Manufacturing Co. Ltd.	7,400	26,984
Daihen Corp.	5,700	146,985
Daiho Corp.	3,400	96,418
Dai-Ichi Cutter Kogyo KK	1,200	9,777
Daiichi Jitsugyo Co. Ltd.	2,600	68,276
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	6,600	55,781
Daiken Corp.	4,800	64,269
Daiki Aluminium Industry Co. Ltd.	7,600	65,440
Daikyonishikawa Corp.	13,400	54,031
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	4,700	55,605
Daio Paper Corp.	25,100	185,187
Daiseki Eco. Solution Co. Ltd.	1,100	5,915
Daishi Hokuetsu Financial Group, Inc.	12,050	212,817
Daishinku Corp.	9,900	61,700
Daisue Construction Co. Ltd.	3,500	27,228
Daito Pharmaceutical Co. Ltd.	4,000	68,799
Daitron Co. Ltd.	3,400	48,571
Daiwabo Holdings Co. Ltd.	5,600	72,259
DCM Holdings Co. Ltd.	42,100	328,031
Denka Co. Ltd.	22,100	511,970
Denyo Co. Ltd.	5,900	57,826
Diamond Electric Holdings Co. Ltd.	900	6,982
DIC Corp.	23,500	394,574
DKK-Toa Corp.	3,400	19,587
DKS Co. Ltd.	2,400	29,934
Doutor Nichires Holdings Co. Ltd.	9,700	108,215
Dowa Holdings Co. Ltd.	14,500	460,404
Duskin Co. Ltd.	11,900	228,188
DyDo Group Holdings, Inc.	2,700	82,388
Eagle Industry Co. Ltd.	9,400	69,717
Ebara Foods Industry, Inc.	1,400	30,348
Eco’s Co. Ltd.	3,000	36,718
EDION Corp.	28,600	227,004
EF-ON, Inc.	5,900	25,404
Ehime Bank Ltd.	10,500	60,405
Elematec Corp.	5,800	60,456
Endo Lighting Corp.	4,100	20,738
Enomoto Co. Ltd.	2,300	27,632
ES-Con Japan Ltd.	7,300	39,783
Eslead Corp.	2,900	36,656
ESPEC Corp.	4,800	61,553
Exedy Corp.	9,200	107,856

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
EXEO Group, Inc.	9,800	$143,585
Ezaki Glico Co. Ltd.	13,700	308,222
FALCO HOLDINGS Co. Ltd.	2,300	27,351
FCC Co. Ltd.	12,300	119,592
Feed One Co. Ltd.	7,300	32,968
Ferrotec Holdings Corp.	13,200	223,676
FIDEA Holdings Co. Ltd.	5,910	51,453
First Bank of Toyama Ltd.	19,100	52,821
FJ Next Holdings Co. Ltd.	5,000	33,361
Focus Systems Corp.	4,700	31,903
France Bed Holdings Co. Ltd.	7,200	45,017
Freund Corp.	3,200	15,095
F-Tech, Inc.	5,800	20,272
Fudo Tetra Corp.	4,400	43,698
Fuji Co. Ltd.	3,400	42,048
Fuji Corp.	22,400	295,773
Fuji Corp.	3,200	27,280
Fuji Corp. Ltd.	9,800	40,983
Fuji Die Co. Ltd.	1,700	6,532
Fuji Furukawa Engineering & Construction Co. Ltd.	1,200	28,940
Fuji Kosan Co. Ltd.	1,300	10,138
Fuji Oil Co. Ltd.	15,000	30,590
Fuji Oil Holdings, Inc.	13,300	209,391
Fuji Pharma Co. Ltd.	5,500	39,602
Fuji Seal International, Inc.	11,700	137,064
Fujibo Holdings, Inc.	3,600	81,516
Fujicco Co. Ltd.	5,300	67,775
Fujikura Composites, Inc.	6,200	33,714
Fujikura Kasei Co. Ltd.	7,900	20,751
Fujikura Ltd.	66,300	392,561
Fujimori Kogyo Co. Ltd.	4,700	98,176
Fujiya Co. Ltd.	3,900	66,983
FuKoKu Co. Ltd.	3,700	25,698
Fukuda Corp.	2,100	68,442
Fukuda Denshi Co. Ltd.	3,300	172,273
Fukui Bank Ltd.	7,700	70,390
Fukuoka Financial Group, Inc.	58,260	991,329
Fukushima Bank Ltd.	9,000	12,580
Fukushima Galilei Co. Ltd.	3,300	90,751
Fukuyama Transporting Co. Ltd.	7,500	163,639
Fumakilla Ltd.	1,200	8,628
Furukawa Co. Ltd.	10,300	90,314
Furukawa Electric Co. Ltd.	23,600	364,097
Furuno Electric Co. Ltd.	8,700	62,743
Fuso Pharmaceutical Industries Ltd.	2,300	31,886
Futaba Industrial Co. Ltd.	19,300	48,443
Future Innovation Group, Inc.	4,200	11,087
Gakken Holdings Co. Ltd.	4,400	29,014
Gecoss Corp.	5,000	26,824
Geo Holdings Corp.	10,700	139,996
GL Sciences, Inc.	2,600	38,616
Glory Ltd.	14,475	223,185
Glosel Co. Ltd.	9,400	26,262
Godo Steel Ltd.	3,100	35,611
Grandy House Corp.	4,100	15,262
GS Yuasa Corp.	19,600	298,392
GSI Creos Corp.	3,400	32,855
G-Tekt Corp.	8,100	72,405
Gunma Bank Ltd.	97,300	265,382

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Gunze Ltd.	5,300	$136,140
	H.U. Group Holdings, Inc.	13,800	256,884
	H2O Retailing Corp.	27,900	234,790
	Hachijuni Bank Ltd.	120,600	384,612
	Hagihara Industries, Inc.	4,100	28,122
	Hagiwara Electric Holdings Co. Ltd.	3,300	50,086
	Hagoromo Foods Corp.	500	10,251
	Hakuto Co. Ltd.	3,200	82,434
	Hamakyorex Co. Ltd.	4,500	100,518
	Handsman Co. Ltd.	1,900	10,803
	Hanwa Co. Ltd.	11,900	287,789
	Happinet Corp.	4,400	60,526
	Hard Off Corp. Co. Ltd.	3,900	33,231
	Harima Chemicals Group, Inc.	4,400	24,432
	Haseko Corp.	23,000	236,859
	Hashimoto Sogyo Holdings Co. Ltd.	3,200	21,172
	Hazama Ando Corp.	48,000	278,190
	Heiwa Corp.	17,200	277,490
	Heiwa Real Estate Co. Ltd.	8,100	224,602
	Heiwado Co. Ltd.	8,887	112,463
	Himaraya Co. Ltd.	2,700	16,577
*	Hino Motors Ltd.	68,200	283,424
	Hirakawa Hewtech Corp.	4,100	29,883
	Hirano Tecseed Co. Ltd.	2,400	28,259
	Hirata Corp.	1,500	43,880
	Hirogin Holdings, Inc.	80,519	332,177
	Hirose Tusyo, Inc.	800	13,076
*	Hiroshima Electric Railway Co. Ltd.	5,100	28,730
	Hitachi Zosen Corp.	39,600	228,294
	Hochiki Corp.	3,900	37,377
	Hodogaya Chemical Co. Ltd.	2,100	40,402
	Hogy Medical Co. Ltd.	4,600	102,023
	Hokkaido Coca-Cola Bottling Co. Ltd.	900	25,086
	Hokkan Holdings Ltd.	3,400	29,863
	Hokko Chemical Industry Co. Ltd.	5,700	36,294
	Hokkoku Financial Holdings, Inc.	7,500	229,005
	Hokuetsu Corp.	41,600	215,798
	Hokuetsu Industries Co. Ltd.	7,500	56,442
	Hokuhoku Financial Group, Inc.	42,900	257,733
	Hokuriku Electric Industry Co. Ltd.	2,500	17,684
	Hokuto Corp.	6,300	81,318
	H-One Co. Ltd.	7,100	28,658
	Honeys Holdings Co. Ltd.	4,700	38,123
	Hoosiers Holdings Co. Ltd.	10,600	55,748
	Horiba Ltd.	2,900	118,980
	Hosokawa Micron Corp.	4,100	74,395
	Howa Machinery Ltd.	3,900	22,552
	HS Holdings Co. Ltd.	7,200	51,828
	Hyakugo Bank Ltd.	71,200	157,606
	Hyakujushi Bank Ltd.	8,400	94,174
	Ichiken Co. Ltd.	1,900	22,941
	Ichikoh Industries Ltd.	16,400	46,824
	Ichimasa Kamaboko Co. Ltd.	3,000	14,843
	Ichinen Holdings Co. Ltd.	6,400	54,801
	Ichiyoshi Securities Co. Ltd.	12,500	50,626
	IDEA Consultants, Inc.	1,600	16,060
	Iino Kaiun Kaisha Ltd.	25,600	127,404
	IJTT Co. Ltd.	6,900	23,474
	Imagica Group, Inc.	6,500	38,663

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Imura Envelope Co., Inc.	2,800	$15,437
Inaba Denki Sangyo Co. Ltd.	14,600	272,535
Inaba Seisakusho Co. Ltd.	3,600	33,246
Inabata & Co. Ltd.	14,900	246,169
Inageya Co. Ltd.	5,600	42,408
INFRONEER Holdings, Inc.	62,752	435,016
I-PEX, Inc.	3,600	30,965
Ise Chemicals Corp.	900	31,614
Iseki & Co. Ltd.	7,400	61,140
Isetan Mitsukoshi Holdings Ltd.	20,500	182,084
Ishihara Sangyo Kaisha Ltd.	12,100	83,337
Ishizuka Glass Co. Ltd.	1,000	9,846
Itochu Enex Co. Ltd.	16,700	114,924
Itochu-Shokuhin Co. Ltd.	1,900	62,336
Itoham Yonekyu Holdings, Inc.	44,000	196,760
Itoki Corp.	13,700	39,087
IwaiCosmo Holdings, Inc.	6,600	55,883
Iwaki Co. Ltd.	2,900	27,534
Iwasaki Electric Co. Ltd.	2,500	43,923
Iwatani Corp.	9,800	360,850
Iyogin Holdings, Inc.	78,300	367,368
Izumi Co. Ltd.	9,500	191,644
J Front Retailing Co. Ltd.	42,200	341,104
J Trust Co. Ltd.	24,700	108,465
JANOME Corp.	6,900	29,391
Japan Aviation Electronics Industry Ltd.	11,900	185,210
Japan Cash Machine Co. Ltd.	4,800	22,425
Japan Electronic Materials Corp.	4,400	42,681
Japan Investment Adviser Co. Ltd.	3,100	29,042
Japan Oil Transportation Co. Ltd.	700	10,268
Japan Pulp & Paper Co. Ltd.	3,900	120,338
Japan Transcity Corp.	10,000	33,274
Japan Wool Textile Co. Ltd.	17,400	116,648
JDC Corp.	12,400	47,837
Jichodo Co. Ltd.	200	8,161
Jimoto Holdings, Inc.	5,600	15,504
JINUSHI Co. Ltd.	2,900	39,963
JK Holdings Co. Ltd.	5,500	40,279
JMS Co. Ltd.	7,000	24,849
J-Oil Mills, Inc.	6,700	71,267
Joshin Denki Co. Ltd.	5,043	64,914
Joyful Honda Co. Ltd.	15,300	186,496
JSP Corp.	4,300	42,028
JTEKT Corp.	61,925	437,180
Juki Corp.	10,000	49,078
Juroku Financial Group, Inc.	12,200	204,983
JVCKenwood Corp.	48,200	69,977
Kadoya Sesame Mills, Inc.	1,100	25,849
Kaga Electronics Co. Ltd.	4,900	145,220
Kamei Corp.	9,700	72,194
Kamigumi Co. Ltd.	13,100	249,119
Kanaden Corp.	6,800	49,118
Kanagawa Chuo Kotsu Co. Ltd.	2,100	46,869
Kaname Kogyo Co. Ltd.	1,300	6,683
Kanamoto Co. Ltd.	9,469	136,695
Kandenko Co. Ltd.	34,400	193,360
Kaneka Corp.	15,000	371,959
Kaneko Seeds Co. Ltd.	2,800	27,472
Kanematsu Corp.	24,400	241,420

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Kanemi Co. Ltd.	1,200	$22,315
Kanto Denka Kogyo Co. Ltd.	12,700	81,012
Katakura & Co-op Agri Corp.	1,200	9,582
Kato Sangyo Co. Ltd.	6,500	151,921
Kawada Technologies, Inc.	1,700	41,405
Kawai Musical Instruments Manufacturing Co. Ltd.	2,500	44,424
Kawasaki Heavy Industries Ltd.	41,500	705,807
Kawata Manufacturing Co. Ltd.	1,500	8,429
Keiyo Bank Ltd.	34,700	121,885
Kenko Mayonnaise Co. Ltd.	3,934	44,404
KFC Ltd.	1,400	14,287
Kimura Chemical Plants Co. Ltd.	5,800	28,198
Kimura Unity Co. Ltd.	4,900	25,502
King Jim Co. Ltd.	4,900	30,110
Kitagawa Corp.	3,300	27,903
Kita-Nippon Bank Ltd.	4,300	54,386
Kitano Construction Corp.	1,200	19,439
Kitz Corp.	22,500	133,388
Kiyo Bank Ltd.	19,800	190,674
Koa Corp.	9,700	139,703
Koatsu Gas Kogyo Co. Ltd.	9,700	41,094
Kobe Steel Ltd.	95,900	393,276
Kohnan Shoji Co. Ltd.	7,800	163,317
Kohsoku Corp.	2,700	28,717
Kojima Co. Ltd.	7,900	32,707
Kokuyo Co. Ltd.	21,700	269,156
KOMAIHALTEC, Inc.	1,200	12,598
Komeri Co. Ltd.	10,300	179,693
Konaka Co. Ltd.	7,500	16,809
Kondotec, Inc.	5,400	36,640
Konica Minolta, Inc.	143,900	438,457
Konishi Co. Ltd.	8,300	96,956
Konoike Transport Co. Ltd.	9,000	94,713
Kosaido Holdings Co. Ltd.	3,900	39,805
KPP Group Holdings Co. Ltd.	9,800	53,500
Krosaki Harima Corp.	1,800	55,898
KRS Corp.	3,600	25,465
K’s Holdings Corp.	19,100	149,675
KU Holdings Co. Ltd.	3,700	29,486
Kumagai Gumi Co. Ltd.	10,406	175,916
Kumiai Chemical Industry Co. Ltd.	16,500	108,440
Kurabo Industries Ltd.	4,600	64,374
Kuraray Co. Ltd.	101,500	697,968
Kureha Corp.	4,900	314,627
Kurimoto Ltd.	3,200	34,945
Kuriyama Holdings Corp.	5,000	32,202
Kuroda Precision Industries Ltd.	900	10,594
KYB Corp.	6,200	135,631
Kyoden Co. Ltd.	3,800	13,948
Kyodo Printing Co. Ltd.	2,200	37,326
Kyoei Steel Ltd.	6,408	56,582
Kyokuto Boeki Kaisha Ltd.	4,800	41,600
Kyokuto Kaihatsu Kogyo Co. Ltd.	10,400	96,642
Kyokuto Securities Co. Ltd.	6,200	26,011
Kyokuyo Co. Ltd.	2,800	68,024
KYORIN Holdings, Inc.	11,100	137,351
Kyosan Electric Manufacturing Co. Ltd.	12,300	33,144
Kyudenko Corp.	10,500	222,709
Kyushu Financial Group, Inc.	116,100	293,574

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Lacto Japan Co. Ltd.	2,600	$37,258
	LEC, Inc.	7,500	44,321
	Life Corp.	3,400	50,677
*	LIFULL Co. Ltd.	13,200	14,608
	Lintec Corp.	11,600	174,042
	Look Holdings, Inc.	1,800	24,784
	Mabuchi Motor Co. Ltd.	6,200	168,233
	Macnica Holdings, Inc.	14,200	284,015
	Macromill, Inc.	6,100	45,467
	Maezawa Industries, Inc.	5,300	21,522
	Makino Milling Machine Co. Ltd.	7,300	225,560
	Marubun Corp.	5,500	31,841
	Marudai Food Co. Ltd.	7,700	72,596
	Maruha Nichiro Corp.	11,100	171,160
	MARUKA FURUSATO Corp.	5,038	125,174
	Marusan Securities Co. Ltd.	15,600	43,516
	Maruyama Manufacturing Co., Inc.	1,100	10,534
	Maruzen CHI Holdings Co. Ltd.	3,000	6,475
	Maruzen Showa Unyu Co. Ltd.	4,700	95,918
	Matsuda Sangyo Co. Ltd.	4,300	64,148
	Maxell Ltd.	11,300	93,744
	Maxvalu Tokai Co. Ltd.	2,200	41,481
	Mazda Motor Corp.	46,000	309,716
	Mebuki Financial Group, Inc.	285,490	555,188
	Medical System Network Co. Ltd.	10,600	28,683
	Medikit Co. Ltd.	2,100	34,152
	Medius Holdings Co. Ltd.	2,600	12,693
	Megachips Corp.	4,900	83,875
	Megmilk Snow Brand Co. Ltd.	13,500	147,019
	Meidensha Corp.	10,300	137,034
	Meiji Electric Industries Co. Ltd.	3,800	26,632
	Meiji Shipping Co. Ltd.	4,300	22,240
	Meiko Electronics Co. Ltd.	3,400	60,274
	Meisei Industrial Co. Ltd.	12,400	58,802
	Meiwa Estate Co. Ltd.	4,900	20,114
	Melco Holdings, Inc.	2,000	42,016
*	Metaps, Inc.	2,500	9,672
	Mie Kotsu Group Holdings, Inc.	16,800	58,112
	Mikuni Corp.	9,900	21,007
	MIMAKI ENGINEERING Co. Ltd.	2,700	13,337
	Mimasu Semiconductor Industry Co. Ltd.	5,700	88,146
	Ministop Co. Ltd.	4,000	37,993
	Mipox Corp.	4,500	18,918
	Mirait One Corp.	28,810	276,854
	Mirarth Holdings, Inc.	29,200	78,498
	Mitani Sangyo Co. Ltd.	11,800	23,814
	Mito Securities Co. Ltd.	18,500	28,597
	Mitsuba Corp.	15,300	40,394
	Mitsubishi Gas Chemical Co., Inc.	15,800	200,774
	Mitsubishi Kakoki Kaisha Ltd.	2,300	33,126
	Mitsubishi Logistics Corp.	15,200	333,539
	Mitsubishi Materials Corp.	35,500	464,002
*	Mitsubishi Paper Mills Ltd.	15,464	28,493
	Mitsubishi Research Institute, Inc.	2,400	83,826
	Mitsubishi Shokuhin Co. Ltd.	4,600	93,110
	Mitsubishi Steel Manufacturing Co. Ltd.	5,000	30,683
	Mitsui Chemicals, Inc.	7,200	133,264
	Mitsui DM Sugar Holdings Co. Ltd.	6,095	77,866
*	Mitsui E&S Holdings Co. Ltd.	24,500	68,738

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsui Mining & Smelting Co. Ltd.	18,916	$382,057
	Mitsui-Soko Holdings Co. Ltd.	5,900	122,993
	Miyaji Engineering Group, Inc.	2,300	50,715
	Miyazaki Bank Ltd.	3,200	47,984
	Mizuno Corp.	6,300	107,855
	Mochida Pharmaceutical Co. Ltd.	7,000	161,193
*	Modec, Inc.	1,000	10,882
	Monex Group, Inc.	50,300	174,733
	MORESCO Corp.	2,000	13,827
	Morinaga Milk Industry Co. Ltd.	10,900	309,236
	Moriroku Holdings Co. Ltd.	4,700	53,466
	Morita Holdings Corp.	10,700	91,764
	Mory Industries, Inc.	1,800	32,256
	MrMax Holdings Ltd.	8,500	39,077
	Musashi Seimitsu Industry Co. Ltd.	15,800	182,351
	Musashino Bank Ltd.	10,000	115,480
	NAC Co. Ltd.	3,000	18,760
	Nachi-Fujikoshi Corp.	4,687	122,784
	Nafco Co. Ltd.	5,500	58,338
	Nagano Bank Ltd.	2,800	22,061
	Nagano Keiki Co. Ltd.	4,200	30,655
	Nagase & Co. Ltd.	32,400	441,428
	Nagatanien Holdings Co. Ltd.	3,800	51,158
	Naigai Tec Corp.	900	15,049
	Nakabayashi Co. Ltd.	5,900	21,030
	Nakamoto Packs Co. Ltd.	800	8,002
	Nakamuraya Co. Ltd.	1,100	23,081
	Nakayama Steel Works Ltd.	8,000	34,236
*	Namura Shipbuilding Co. Ltd.	20,100	73,764
	Nanto Bank Ltd.	9,600	137,562
	Nanyo Corp.	1,300	15,738
	Nasu Denki Tekko Co. Ltd.	400	19,270
	Natori Co. Ltd.	2,300	31,944
	NF Holdings Corp.	1,500	9,553
	NGK Spark Plug Co. Ltd.	45,600	831,929
	NHK Spring Co. Ltd.	66,144	366,444
	Nicca Chemical Co. Ltd.	1,800	10,622
	Nice Corp.	2,600	23,372
	Nichias Corp.	16,300	251,478
	Nichiban Co. Ltd.	3,400	38,832
	Nichicon Corp.	13,400	126,146
	Nichiden Corp.	4,700	55,561
	Nichiha Corp.	7,200	136,343
	Nichimo Co. Ltd.	800	12,999
	Nichireki Co. Ltd.	8,300	72,847
	Nichirin Co. Ltd.	3,750	42,510
	Nihon Chouzai Co. Ltd.	2,600	23,087
	Nihon Dengi Co. Ltd.	2,400	46,521
	Nihon Denkei Co. Ltd.	2,100	20,122
	Nihon Flush Co. Ltd.	7,000	45,543
	Nihon House Holdings Co. Ltd.	13,000	36,512
	Nihon Nohyaku Co. Ltd.	13,700	84,609
	Nihon Plast Co. Ltd.	6,400	18,325
	Nihon Trim Co. Ltd.	1,400	22,003
	Niitaka Co. Ltd.	1,100	15,330
	Nikkiso Co. Ltd.	16,600	110,621
	Nikko Co. Ltd.	8,200	33,674
	Nikkon Holdings Co. Ltd.	17,900	279,629
	Nippi, Inc.	900	20,902

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippn Corp.	15,900	$167,363
	Nippon Carbide Industries Co., Inc.	2,300	19,816
	Nippon Carbon Co. Ltd.	3,000	84,923
	Nippon Chemical Industrial Co. Ltd.	3,800	47,828
*	Nippon Chemi-Con Corp.	4,800	60,369
	Nippon Coke & Engineering Co. Ltd.	67,700	36,840
	Nippon Concrete Industries Co. Ltd.	17,600	28,509
	Nippon Denko Co. Ltd.	35,700	81,453
	Nippon Densetsu Kogyo Co. Ltd.	12,700	142,089
	Nippon Dry-Chemical Co. Ltd.	1,400	13,330
	Nippon Electric Glass Co. Ltd.	27,600	477,910
	Nippon Filcon Co. Ltd.	3,100	9,447
	Nippon Kayaku Co. Ltd.	36,700	291,512
	Nippon Koei Co. Ltd.	4,400	98,437
	Nippon Light Metal Holdings Co. Ltd.	14,100	137,412
	Nippon Paper Industries Co. Ltd.	30,200	175,814
	Nippon Pillar Packing Co. Ltd.	1,800	29,489
	Nippon Piston Ring Co. Ltd.	4,600	36,320
	Nippon Rietec Co. Ltd.	1,900	9,597
	Nippon Road Co. Ltd.	900	37,041
	Nippon Seisen Co. Ltd.	700	19,601
	Nippon Sharyo Ltd.	2,800	37,290
*	Nippon Sheet Glass Co. Ltd.	24,000	89,510
	Nippon Shokubai Co. Ltd.	9,400	337,185
	Nippon Signal Company Ltd.	14,400	97,606
	Nippon Soda Co. Ltd.	6,600	196,897
	Nippon Steel Trading Corp.	4,900	168,594
	Nippon Suisan Kaisha Ltd.	82,900	295,304
	Nippon Thompson Co. Ltd.	17,400	62,059
	Nippon Yakin Kogyo Co. Ltd.	5,500	104,555
	Nipro Corp.	41,300	311,331
	Nishi-Nippon Financial Holdings, Inc.	29,200	148,926
	Nishio Rent All Co. Ltd.	6,700	134,712
	Nissan Tokyo Sales Holdings Co. Ltd.	14,900	27,933
	Nissei ASB Machine Co. Ltd.	2,300	57,361
	Nissei Plastic Industrial Co. Ltd.	5,800	37,360
	Nissha Co. Ltd.	11,500	135,394
	Nisshin Oillio Group Ltd.	8,600	184,391
	Nisshinbo Holdings, Inc.	38,753	268,627
	Nissin Corp.	5,000	64,701
	Nissin Electric Co. Ltd.	10,600	98,390
	Nitta Gelatin, Inc.	3,800	24,760
	Nitto Boseki Co. Ltd.	8,200	121,540
	Nitto Fuji Flour Milling Co. Ltd.	800	23,502
	Nitto Kogyo Corp.	8,800	145,642
	Nitto Seiko Co. Ltd.	12,100	42,028
	Nittoc Construction Co. Ltd.	5,800	34,158
	Nittoku Co. Ltd.	1,700	28,939
	Nohmi Bosai Ltd.	7,000	75,510
	Nojima Corp.	19,000	158,239
	Noritsu Koki Co. Ltd.	6,400	115,215
	Noritz Corp.	9,600	98,539
	North Pacific Bank Ltd.	82,400	130,888
	NS United Kaiun Kaisha Ltd.	2,900	72,176
	NSK Ltd.	124,300	656,954
	NSW, Inc.	1,000	14,287
	NTN Corp.	122,200	217,531
	Obara Group, Inc.	2,900	67,249
	Ochi Holdings Co. Ltd.	900	7,260

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Oenon Holdings, Inc.	12,400	$23,589
Ogaki Kyoritsu Bank Ltd.	11,700	138,122
Ohara, Inc.	2,300	18,721
Oiles Corp.	6,500	65,314
Oita Bank Ltd.	1,400	16,978
Oji Holdings Corp.	255,500	885,748
Okabe Co. Ltd.	12,900	60,989
Okada Aiyon Corp.	1,100	10,624
Okamoto Industries, Inc.	3,400	84,794
Okamoto Machine Tool Works Ltd.	1,300	41,299
Okamura Corp.	16,400	150,965
Okasan Securities Group, Inc.	57,900	137,722
Oki Electric Industry Co. Ltd.	28,300	140,294
Okinawa Financial Group, Inc.	4,280	59,275
OKUMA Corp.	7,100	237,670
Okumura Corp.	10,700	202,335
Okura Industrial Co. Ltd.	2,800	35,274
Okuwa Co. Ltd.	9,100	56,267
Olba Healthcare Holdings, Inc.	1,600	15,264
Olympic Group Corp.	2,600	8,952
Onoken Co. Ltd.	7,100	68,666
Onward Holdings Co. Ltd.	37,900	78,978
Organo Corp.	1,600	27,606
Oriental Consultants Holdings Co. Ltd.	500	8,767
Oriental Shiraishi Corp.	36,900	66,472
Origin Co. Ltd.	900	7,852
Osaki Electric Co. Ltd.	16,200	56,806
OSG Corp.	18,400	233,924
OUG Holdings, Inc.	1,100	17,295
Ozu Corp.	1,500	14,850
Pacific Industrial Co. Ltd.	13,600	95,791
Pack Corp.	4,600	72,737
PALTAC Corp.	7,100	201,681
Paraca, Inc.	1,600	20,501
Paramount Bed Holdings Co. Ltd.	10,800	192,260
Pegasus Sewing Machine Manufacturing Co. Ltd.	6,000	34,936
Penta-Ocean Construction Co. Ltd.	56,000	278,499
People Dreams & Technologies Group Co. Ltd.	2,300	41,820
Pickles Holdings Co. Ltd.	4,900	33,972
Press Kogyo Co. Ltd.	28,800	80,542
Pressance Corp.	7,500	76,938
Prima Meat Packers Ltd.	7,200	95,279
Procrea Holdings, Inc.	5,984	84,287
Pronexus, Inc.	5,100	32,856
Proto Corp.	8,500	66,578
PS Mitsubishi Construction Co. Ltd.	11,200	46,385
Qol Holdings Co. Ltd.	6,200	51,148
Raiznext Corp.	8,600	72,033
Rasa Corp.	1,900	12,758
Rasa Industries Ltd.	2,800	41,447
Raysum Co. Ltd.	4,400	47,625
Rengo Co. Ltd.	63,700	353,893
Restar Holdings Corp.	5,900	83,677
Retail Partners Co. Ltd.	9,100	74,971
Rheon Automatic Machinery Co. Ltd.	7,100	55,579
Riken Technos Corp.	11,500	39,870
Riken Vitamin Co. Ltd.	5,400	68,438
Rion Co. Ltd.	2,600	35,615
Rix Corp.	600	8,404

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Rokko Butter Co. Ltd.	5,100	$48,246
Roland DG Corp.	2,700	57,874
Ryobi Ltd.	10,300	91,317
Ryoden Corp.	5,800	64,719
Ryosan Co. Ltd.	5,300	93,725
S Foods, Inc.	5,600	102,503
S&B Foods, Inc.	2,500	61,880
Sac’s Bar Holdings, Inc.	9,400	44,538
Sakai Chemical Industry Co. Ltd.	5,400	71,353
Sakai Heavy Industries Ltd.	1,600	32,149
Sakai Moving Service Co. Ltd.	1,000	31,609
Sakata INX Corp.	10,570	75,641
Sala Corp.	18,200	96,528
San Holdings, Inc.	3,300	36,822
San ju San Financial Group, Inc.	8,530	83,458
San-A Co. Ltd.	5,200	151,665
San-Ai Obbli Co. Ltd.	19,800	163,542
Sanei Architecture Planning Co. Ltd.	3,100	32,290
Sangetsu Corp.	12,600	133,416
San-In Godo Bank Ltd.	43,200	205,731
Sanken Electric Co. Ltd.	1,400	47,956
Sanki Engineering Co. Ltd.	11,600	125,569
Sanko Gosei Ltd.	13,300	41,685
Sanko Metal Industrial Co. Ltd.	1,000	19,396
Sankyo Co. Ltd.	11,300	373,147
Sankyo Frontier Co. Ltd.	1,400	32,847
Sankyo Tateyama, Inc.	7,100	25,936
Sankyu, Inc.	15,200	453,214
Sanoh Industrial Co. Ltd.	9,600	43,782
Sansei Technologies, Inc.	4,600	23,509
Sansha Electric Manufacturing Co. Ltd.	4,900	29,761
Sanshin Electronics Co. Ltd.	2,200	28,491
Sanyo Chemical Industries Ltd.	3,500	99,128
Sanyo Denki Co. Ltd.	2,700	98,832
Sanyo Special Steel Co. Ltd.	6,600	84,684
Sanyo Trading Co. Ltd.	6,600	46,046
Sapporo Holdings Ltd.	4,200	92,639
Sato Holdings Corp.	8,100	99,924
Sato Shoji Corp.	5,000	38,770
Satori Electric Co. Ltd.	4,200	36,983
Satudora Holdings Co. Ltd.	1,800	8,082
Sawai Group Holdings Co. Ltd.	11,500	331,950
Scroll Corp.	9,700	44,986
Seika Corp.	2,600	28,594
Seikitokyu Kogyo Co. Ltd.	8,500	46,790
Seiko Group Corp.	8,200	173,685
Seikoh Giken Co. Ltd.	1,600	16,936
Seino Holdings Co. Ltd.	35,900	275,849
Sekisui Kasei Co. Ltd.	11,200	29,150
SEMITEC Corp.	400	25,068
Senko Group Holdings Co. Ltd.	32,800	219,101
Senshu Electric Co. Ltd.	4,600	83,341
Senshu Ikeda Holdings, Inc.	71,500	102,471
Sharp Corp.	12,700	76,176
Shibaura Machine Co. Ltd.	7,300	141,710
Shibusawa Warehouse Co. Ltd.	3,100	42,678
Shibuya Corp.	3,200	55,228
Shiga Bank Ltd.	12,400	209,914
Shikibo Ltd.	4,000	22,635

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Shikoku Bank Ltd.	12,000	$70,022
Shima Seiki Manufacturing Ltd.	8,700	121,380
Shimizu Bank Ltd.	2,700	25,881
Shimizu Corp.	86,500	431,634
Shimojima Co. Ltd.	5,000	35,340
Shin Nippon Air Technologies Co. Ltd.	3,200	40,848
Shinagawa Refractories Co. Ltd.	1,700	45,094
Shindengen Electric Manufacturing Co. Ltd.	2,500	61,741
Shin-Etsu Polymer Co. Ltd.	11,300	94,186
Shinko Shoji Co. Ltd.	8,100	54,123
Shinmaywa Industries Ltd.	14,600	99,567
Shin-Nihon Tatemono Co. Ltd.	3,600	10,496
Shinsei Bank Ltd.	9,400	139,878
Shinsho Corp.	1,500	40,287
Shinwa Co. Ltd.	3,600	48,162
Shinwa Co. Ltd.	3,500	18,669
Shizuki Electric Co., Inc.	7,500	24,517
Shizuoka Financial Group, Inc.	150,500	950,380
Shizuoka Gas Co. Ltd.	16,700	122,327
Shofu, Inc.	2,700	45,750
Showa Denko KK	53,700	783,942
Showa Sangyo Co. Ltd.	5,000	84,984
Showa Shinku Co. Ltd.	700	6,691
Siix Corp.	10,100	77,870
Sinanen Holdings Co. Ltd.	2,300	62,875
Sinfonia Technology Co. Ltd.	7,500	68,234
Sinko Industries Ltd.	5,700	59,352
SK-Electronics Co. Ltd.	4,700	39,654
SKY Perfect JSAT Holdings, Inc.	56,500	197,893
SMK Corp.	1,500	26,694
Soda Nikka Co. Ltd.	6,400	24,324
Sodick Co. Ltd.	16,800	87,316
Sojitz Corp.	72,740	1,072,330
Soken Chemical & Engineering Co. Ltd.	2,800	35,836
SPK Corp.	3,200	30,472
ST Corp.	3,700	37,297
Star Mica Holdings Co. Ltd.	2,100	19,793
Star Micronics Co. Ltd.	9,900	113,405
Starts Corp., Inc.	8,800	155,438
Starzen Co. Ltd.	4,900	67,909
Stella Chemifa Corp.	2,900	52,023
Step Co. Ltd.	1,700	22,066
Sugimoto & Co. Ltd.	2,800	36,733
Sumida Corp.	10,300	68,129
Sumitomo Bakelite Co. Ltd.	10,600	286,903
Sumitomo Densetsu Co. Ltd.	5,900	103,794
Sumitomo Forestry Co. Ltd.	43,200	675,802
Sumitomo Heavy Industries Ltd.	36,100	684,266
Sumitomo Mitsui Construction Co. Ltd.	33,900	99,588
Sumitomo Osaka Cement Co. Ltd.	9,275	197,472
Sumitomo Pharma Co. Ltd.	57,600	401,236
Sumitomo Precision Products Co. Ltd.	1,300	21,636
Sumitomo Riko Co. Ltd.	13,900	54,810
Sumitomo Rubber Industries Ltd.	49,254	422,548
Sumitomo Seika Chemicals Co. Ltd.	1,600	31,938
Sumitomo Warehouse Co. Ltd.	15,100	204,948
Sun Frontier Fudousan Co. Ltd.	9,500	73,349
Suncall Corp.	7,300	32,651
Sun-Wa Technos Corp.	3,300	33,239

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Suruga Bank Ltd.	61,100	$161,850
Suzuki Co. Ltd.	4,300	25,581
SWCC Showa Holdings Co. Ltd.	7,100	85,291
T Hasegawa Co. Ltd.	9,200	195,702
T RAD Co. Ltd.	2,300	42,004
T&K Toka Co. Ltd.	6,700	43,072
Tachibana Eletech Co. Ltd.	4,500	49,961
Tachi-S Co. Ltd.	8,200	60,804
Tadano Ltd.	25,600	156,485
Taihei Dengyo Kaisha Ltd.	4,000	88,292
Taiheiyo Cement Corp.	13,000	176,658
Taiheiyo Kouhatsu, Inc.	1,500	6,832
Taiho Kogyo Co. Ltd.	6,400	29,748
Taikisha Ltd.	7,000	165,157
Taiko Bank Ltd.	3,500	26,294
Taisei Lamick Co. Ltd.	2,400	48,388
Takachiho Koheki Co. Ltd.	2,000	27,538
Takamatsu Construction Group Co. Ltd.	5,400	70,417
Takaoka Toko Co. Ltd.	3,700	45,666
Takara & Co. Ltd.	3,300	47,920
Takara Holdings, Inc.	26,100	181,549
Takara Standard Co. Ltd.	9,700	83,293
Takasago International Corp.	4,300	80,795
Takasago Thermal Engineering Co. Ltd.	12,900	156,929
Takashima & Co. Ltd.	1,500	26,918
Takashimaya Co. Ltd.	44,500	550,483
Takasho Co. Ltd.	4,200	19,163
TAKEBISHI Corp.	2,800	28,871
Takeuchi Manufacturing Co. Ltd.	7,400	149,236
Tamron Co. Ltd.	4,200	93,297
Tamura Corp.	24,500	121,870
Tanabe Engineering Corp.	1,300	7,878
Tatsuta Electric Wire & Cable Co. Ltd.	11,500	34,028
Tayca Corp.	4,000	33,847
Technoflex Corp.	1,200	8,085
Teijin Ltd.	51,300	465,753
Tekken Corp.	3,000	35,572
Terasaki Electric Co. Ltd.	900	5,712
Toa Corp.	7,300	38,197
Toa Corp.	4,300	70,302
Toa Oil Co. Ltd.	2,000	42,351
TOA ROAD Corp.	1,700	68,774
Tobishima Corp.	6,940	48,416
Tochigi Bank Ltd.	34,500	70,242
Toda Corp.	63,000	314,890
Toenec Corp.	2,600	61,460
Togami Electric Manufacturing Co. Ltd.	700	8,025
Toho Acetylene Co. Ltd.	1,200	8,702
Toho Bank Ltd.	76,500	105,451
Toho Holdings Co. Ltd.	16,800	228,471
Toho Zinc Co. Ltd.	4,600	65,801
Tohoku Bank Ltd.	4,728	30,077
Tokai Carbon Co. Ltd.	58,600	382,419
Tokai Corp.	4,400	55,867
Tokai Rika Co. Ltd.	16,900	176,360
Tokai Tokyo Financial Holdings, Inc.	53,500	122,640
Tokushu Tokai Paper Co. Ltd.	3,100	60,972
Tokuyama Corp.	18,500	215,717
Tokyo Keiki, Inc.	3,800	32,684

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokyo Kiraboshi Financial Group, Inc.	8,300	$119,040
	Tokyo Rakutenchi Co. Ltd.	900	25,698
	Tokyo Rope Manufacturing Co. Ltd.	6,300	36,982
	Tokyo Sangyo Co. Ltd.	4,000	21,749
	Tokyo Tatemono Co. Ltd.	30,100	413,945
	Tokyo Theatres Co., Inc.	3,000	22,509
	Tokyu Construction Co. Ltd.	15,200	63,790
	Tokyu Fudosan Holdings Corp.	154,200	782,345
	Toli Corp.	12,400	16,673
	Tomato Bank Ltd.	3,100	20,097
	Tomen Devices Corp.	1,400	49,025
	Tomoe Engineering Co. Ltd.	2,300	36,540
	Tomoku Co. Ltd.	3,200	32,300
	TOMONY Holdings, Inc.	58,000	126,015
	Tonami Holdings Co. Ltd.	1,600	37,942
	Topre Corp.	12,000	94,886
	Topy Industries Ltd.	4,600	49,160
	Torex Semiconductor Ltd.	1,000	19,534
	Torishima Pump Manufacturing Co. Ltd.	5,200	45,047
	Tosei Corp.	9,200	87,741
	Tosoh Corp.	71,700	780,059
	Totech Corp.	1,900	44,643
	Totetsu Kogyo Co. Ltd.	7,500	124,510
	Totoku Electric Co. Ltd.	500	7,397
	Tottori Bank Ltd.	3,000	21,451
	Towa Bank Ltd.	11,500	40,177
	Towa Corp.	5,800	69,997
	Towa Pharmaceutical Co. Ltd.	6,900	103,858
	Toyo Construction Co. Ltd.	22,200	134,140
*	Toyo Engineering Corp.	8,900	35,009
	Toyo Ink SC Holdings Co. Ltd.	10,700	137,771
	Toyo Kanetsu KK	2,400	39,707
	Toyo Machinery & Metal Co. Ltd.	5,300	18,498
	Toyo Seikan Group Holdings Ltd.	46,800	535,272
	Toyo Tanso Co. Ltd.	5,300	132,639
	Toyo Tire Corp.	32,200	377,753
	Toyobo Co. Ltd.	17,100	119,447
	Toyoda Gosei Co. Ltd.	20,300	324,531
	Toyota Boshoku Corp.	19,600	249,402
	Trusco Nakayama Corp.	12,300	164,753
	Tsubaki Nakashima Co. Ltd.	14,700	121,775
	Tsubakimoto Chain Co.	7,500	160,573
	Tsubakimoto Kogyo Co. Ltd.	1,000	25,703
	Tsukishima Kikai Co. Ltd.	5,300	35,930
	Tsukuba Bank Ltd.	31,700	40,708
	Tsumura & Co.	16,500	344,625
	Tsurumi Manufacturing Co. Ltd.	4,800	71,312
	Tsuzuki Denki Co. Ltd.	4,100	37,073
	Tv Tokyo Holdings Corp.	2,400	30,690
	UACJ Corp.	10,800	153,563
	UBE Corp.	33,800	435,946
	Uchida Yoko Co. Ltd.	2,000	61,015
	Ueki Corp.	1,000	8,287
	Union Tool Co.	3,300	79,441
	Unipres Corp.	11,000	64,290
	United Super Markets Holdings, Inc.	16,200	114,065
	UNITED, Inc.	2,700	23,674
*	Unitika Ltd.	10,000	18,404
*	Universal Entertainment Corp.	8,200	110,640

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Urbanet Corp. Co. Ltd.	7,300	$15,114
V Technology Co. Ltd.	2,900	54,546
Valor Holdings Co. Ltd.	13,200	152,637
Valqua Ltd.	4,700	83,135
Vital KSK Holdings, Inc.	14,400	72,420
VT Holdings Co. Ltd.	24,900	80,671
Wacoal Holdings Corp.	12,900	207,717
Wakachiku Construction Co. Ltd.	3,700	62,462
Wakita & Co. Ltd.	12,600	99,469
Warabeya Nichiyo Holdings Co. Ltd.	4,700	55,574
Wood One Co. Ltd.	2,403	14,986
World Co. Ltd.	7,600	71,322
Wowow, Inc.	3,700	31,135
Xebio Holdings Co. Ltd.	8,802	59,697
YAC Holdings Co. Ltd.	1,800	15,523
Yachiyo Industry Co. Ltd.	3,600	15,491
Yagi & Co. Ltd.	800	6,251
Yahagi Construction Co. Ltd.	7,300	36,800
YAMABIKO Corp.	11,300	87,013
Yamada Holdings Co. Ltd.	221,600	714,109
Yamae Group Holdings Co. Ltd.	5,000	50,848
Yamagata Bank Ltd.	7,300	50,098
Yamaguchi Financial Group, Inc.	58,328	307,170
Yamanashi Chuo Bank Ltd.	9,000	61,640
Yamashina Corp.	27,600	12,058
Yamashin-Filter Corp.	7,500	20,951
Yamatane Corp.	2,300	24,917
Yamaura Corp.	2,600	17,302
Yamaya Corp.	1,800	29,760
Yamazen Corp.	14,700	91,391
Yashima Denki Co. Ltd.	4,000	27,297
Yellow Hat Ltd.	11,100	133,082
Yokogawa Bridge Holdings Corp.	9,000	119,607
Yokohama Rubber Co. Ltd.	40,300	630,175
Yokorei Co. Ltd.	14,900	90,376
Yokowo Co. Ltd.	5,200	70,877
Yondenko Corp.	3,000	36,491
Yondoshi Holdings, Inc.	4,400	50,339
Yorozu Corp.	5,700	33,094
Yotai Refractories Co. Ltd.	5,200	48,325
Yuasa Funashoku Co. Ltd.	500	8,618
Yuasa Trading Co. Ltd.	5,700	141,875
Yurtec Corp.	11,800	56,479
Yushin Precision Equipment Co. Ltd.	4,900	23,158
Yutaka Giken Co. Ltd.	1,300	14,949
Zenrin Co. Ltd.	7,800	45,911
Zeon Corp.	35,400	298,396
Zuiko Corp.	5,200	23,415

TOTAL JAPAN		97,520,252

MALAYSIA — (0.6%)
Able Global Bhd	27,200	7,854
Aeon Co. M Bhd	62,600	18,277
AFFIN Bank Bhd	61,094	28,979
Ajinomoto Malaysia Bhd	3,900	9,305
Alliance Bank Malaysia Bhd	156,100	122,125
Allianz Malaysia Bhd	10,200	28,698
AME Elite Consortium Bhd	23,900	7,071
AMMB Holdings Bhd	300,500	260,019

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Batu Kawan Bhd	15,700	$69,623
*	Berjaya Corp. Bhd	528,042	26,212
#	BIMB Holdings Bhd	102,500	54,966
*	Boustead Holdings Bhd	59,200	7,216
#	Boustead Plantations Bhd	64,100	9,420
*	Bumi Armada Bhd	384,100	31,722
#	CB Industrial Product Holding Bhd	30,900	7,252
*	Coastal Contracts Bhd	24,400	10,438
#	Dayang Enterprise Holdings Bhd	73,040	19,129
#	DRB-Hicom Bhd	174,900	49,602
	Duopharma Biotech Bhd	73,300	21,406
	Eco World Development Group Bhd	128,100	16,398
*	Ecofirst Consolidated Bhd	81,300	6,022
#*	Ekovest Bhd	342,300	22,832
#	FGV Holdings Bhd	88,200	24,627
	Formosa Prosonic Industries Bhd	22,200	14,817
	Gamuda Bhd	273,288	222,359
	Genting Plantations Bhd	8,800	11,392
#	Guan Chong Bhd	46,700	20,781
	Hai-O Enterprise Bhd	16,303	4,935
	Hap Seng Plantations Holdings Bhd	39,800	17,000
#	Hartalega Holdings Bhd	224,700	102,583
#	Hengyuan Refining Co. Bhd	35,300	31,751
	Hibiscus Petroleum Bhd	231,700	47,540
	Hong Leong Industries Bhd	10,900	21,460
	IGB Bhd	51,983	25,432
	IJM Corp. Bhd	446,400	153,799
	IOI Properties Group Bhd	183,749	40,047
	Jaya Tiasa Holdings Bhd	64,000	7,913
	Kerjaya Prospek Group Bhd	39,895	9,950
#*	KNM Group Bhd	444,200	7,989
	Kossan Rubber Industries Bhd	62,900	16,656
	KPJ Healthcare Bhd	289,500	50,245
	Kretam Holdings Bhd	95,800	11,633
*	Leong Hup International Bhd	134,700	12,966
	Lii Hen Industries Bhd	46,200	8,155
	LPI Capital Bhd	3,600	9,443
	Luxchem Corp. Bhd	110,200	12,353
#	Magni-Tech Industries Bhd	28,266	10,158
	Magnum Bhd	144,430	48,022
	Mah Sing Group Bhd	269,500	29,138
	Malayan Flour Mills Bhd	156,450	18,049
#	Malaysia Building Society Bhd	394,884	49,264
#	Malaysia Smelting Corp. Bhd	40,000	11,852
#	Malaysian Resources Corp. Bhd	406,277	25,811
	Matrix Concepts Holdings Bhd	100,125	30,025
	Mega First Corp. Bhd	82,000	56,908
#	MKH Bhd	42,400	10,412
#	MNRB Holdings Bhd	102,843	18,699
	MPHB Capital Bhd	107,000	21,456
	Muda Holdings Bhd	36,200	13,853
*	Muhibbah Engineering M Bhd	82,700	7,264
*	Mulpha International Bhd	20,120	9,721
	Nylex Malaysia Bhd	1,285	53
	Petron Malaysia Refining & Marketing Bhd	17,400	16,895
*	Sapura Energy Bhd	1,048,700	7,749
	Sarawak Oil Palms Bhd	68,077	37,019
	Scientex Bhd	103,400	71,302
	Sime Darby Property Bhd	448,900	43,172

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	SP Setia Bhd Group	261,457	$26,488
	Sunway Bhd	294,500	99,680
#	Supermax Corp. Bhd	195,196	39,852
#	Syarikat Takaful Malaysia Keluarga Bhd	41,346	28,871
#	Ta Ann Holdings Bhd	39,440	32,955
#	Taliworks Corp. Bhd	69,900	13,366
#	Thong Guan Industries Bhd	44,900	25,756
	Top Glove Corp. Bhd	537,500	90,470
*	Tropicana Corp. Bhd	116,928	32,622
	TSH Resources Bhd	76,900	17,236
	UMW Holdings Bhd	59,700	42,413
	Unisem M Bhd	48,200	27,114
	United Malacca Bhd	15,200	17,298
#	United Plantations Bhd	13,600	40,996
	UOA Development Bhd	145,500	48,047
*	Velesto Energy Bhd	594,639	15,135
	VS Industry Bhd	372,500	66,644
	WCT Holdings Bhd	178,248	13,762
	Yinson Holdings Bhd	189,520	84,997
*	YNH Property Bhd	52,616	45,571
	YTL Corp. Bhd	472,834	56,504

TOTAL MALAYSIA			3,122,991

MEXICO — (0.8%)
*	ALEATICA SAB de CV	32,376	53,361
	Alfa SAB de CV, Class A	346,918	230,427
	Alpek SAB de CV	72,844	102,209
Ω	Banco del Bajio SA	79,104	222,703
*	Cemex SAB de CV, Sponsored ADR	108,869	420,234
	Cia Minera Autlan SAB de CV, Class B	49,936	40,326
	Corp Actinver SAB de CV	15,000	9,388
	El Puerto de Liverpool SAB de CV, Class C1	15,478	79,081
	GCC SAB de CV	16,501	102,947
	Genomma Lab Internacional SAB de CV, Class B	112,180	86,345
	Gentera SAB de CV	133,929	137,356
	Grupo Comercial Chedraui SA de CV	93,959	379,810
*	Grupo Financiero Inbursa SAB de CV, Class O	42,950	78,972
	Grupo Herdez SAB de CV	18,613	37,324
	Grupo Industrial Saltillo SAB de CV	37,531	58,514
*	Grupo Sanborns SAB de CV	32,226	39,850
*	Grupo Simec SAB de CV, Class B	4,525	45,220
	Grupo Televisa SAB, Sponsored ADR	7,020	36,855
	Grupo Televisa SAB	240,420	254,824
*Ω	Grupo Traxion SAB de CV	21,848	25,572
	Industrias Bachoco SAB de CV, Class B	28,476	116,301
*	Industrias CH SAB de CV, Class B	34,322	379,338
	Industrias Penoles SAB de CV	13,978	156,627
	La Comer SAB de CV	82,402	151,387
	Megacable Holdings SAB de CV	95,361	198,635
*	Minera Frisco SAB de CV, Class A1	268,120	32,208
*Ω	Nemak SAB de CV	309,062	83,610
	Operadora de Sites Mexicanos SA de CV, Class A	119,605	131,660
	Orbia Advance Corp. SAB de CV	109,587	184,350
*	Organizacion Cultiba SAB de CV	58,298	32,072
	Organizacion Soriana SAB de CV, Class B	12,168	18,578
	Promotora y Operadora de Infraestructura SAB de CV	12,801	96,293
	Promotora y Operadora de Infraestructura SAB de CV, Class L	4,381	20,365
	Regional SAB de CV	16,220	113,056
*	Vista Energy SAB de CV, ADR	5,814	76,919
*	Vitro SAB de CV, Class A	19,893	17,822

TOTAL MEXICO			4,250,539

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (1.9%)
	Aalberts NV	22,607	$784,274
Ω	ABN AMRO Bank NV	112,128	1,102,289
	Acomo NV	4,808	89,846
	Aegon NV	419,896	1,943,765
	Aegon NV, Class NY	118,538	546,460
*	AFC Ajax NV	763	8,680
	APERAM SA	13,660	356,681
	ASR Nederland NV	43,712	1,924,765
	Brunel International NV	4,689	43,192
	ForFarmers NV	14,165	38,397
*	Fugro NV	28,501	370,204
	Heijmans NV	7,868	79,728
*Ω	Intertrust NV	24,537	484,039
	JDE Peet’s NV	5,085	145,559
	Kendrion NV	1,732	25,050
*	Koninklijke BAM Groep NV	84,042	183,415
	Koninklijke Vopak NV	16,037	327,668
*Ω	Lucas Bols NV	1,767	17,444
	Ordina NV	4,774	18,341
	Randstad NV	11,276	561,987
	SBM Offshore NV	47,387	641,308
Ω	Signify NV	32,607	903,382
	Sligro Food Group NV	6,539	94,861
	Van Lanschot Kempen NV	10,130	218,624

TOTAL NETHERLANDS			10,909,959

NEW ZEALAND — (0.2%)
*	Air New Zealand Ltd.	183,186	83,091
	Arvida Group Ltd.	106,459	77,930
*	Channel Infrastructure NZ Ltd.	83,783	70,643
	Chorus Ltd.	21,973	106,079
	Comvita Ltd.	6,699	12,468
	EBOS Group Ltd.	10	218
	Fletcher Building Ltd.	24,407	72,878
	Heartland Group Holdings Ltd.	87,081	86,502
	KMD Brands Ltd.	150,908	94,740
	NZME Ltd.	28,793	18,680
	Oceania Healthcare Ltd.	142,840	71,331
*	Sanford Ltd.	17,604	41,652
	Scales Corp. Ltd.	7,765	21,377
	SKY Network Television Ltd.	50,535	63,711
*	SKYCITY Entertainment Group Ltd.	92,489	155,932
	Steel & Tube Holdings Ltd.	30,627	23,135
	Summerset Group Holdings Ltd.	43,769	246,259
*	Synlait Milk Ltd.	21,865	39,622
*	Tourism Holdings Ltd.	35,671	76,485
	TOWER Ltd.	60,691	23,109

TOTAL NEW ZEALAND			1,385,842

NORWAY — (0.9%)
	2020 Bulkers Ltd.	3,081	23,186
*	Akastor ASA	37,863	37,169
*	Aker BioMarine ASA	2,232	9,175
	Aker Solutions ASA	52,799	201,590

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	AMSC ASA	11,380	$41,466
Ω	Avance Gas Holding Ltd.	5,803	33,349
	Belships ASA	14,349	20,068
*	Borr Drilling Ltd.	31,060	152,505
*	BW Energy Ltd.	18,904	47,635
Ω	BW LPG Ltd.	23,228	187,932
	BW Offshore Ltd.	27,830	70,713
*	Cadeler AS	5,618	18,007
	DNO ASA	122,377	159,180
Ω	Elkem ASA	75,259	250,030
	FLEX LNG Ltd.	6,935	215,420
	Frontline Ltd.	27,352	341,824
	Golden Ocean Group Ltd.	28,799	236,405
	Grieg Seafood ASA	11,987	83,010
	Hafnia Ltd.	21,611	111,294
	Hunter Group ASA	89,778	18,724
*	Kahoot! ASA	28,371	60,493
*	Komplett Bank ASA	12,096	5,918
*	Kongsberg Automotive ASA	246,596	64,762
*	LINK Mobility Group Holding ASA	30,053	23,334
	MPC Container Ships ASA	58,495	92,276
*Ω	Norske Skog ASA	13,422	82,737
*	Northern Ocean Ltd.	10,134	10,970
*	Norway Royal Salmon ASA	1,085	13,794
*	Norwegian Energy Co. ASA	7,139	263,997
*	NRC Group ASA	11,663	19,776
*	Odfjell Drilling Ltd.	24,848	64,936
	Odfjell SE, Class A	8,358	55,026
*	Odfjell Technology Ltd.	4,141	9,058
Ω	Okeanis Eco Tankers Corp.	2,333	37,920
	Otello Corp. ASA	17,013	13,683
	Pareto Bank ASA	8,957	40,524
*	PGS ASA	96,338	62,084
*	Q-Free ASA	15,214	8,918
	Sandnes Sparebank	3,712	31,774
Ω	Scatec ASA	17,211	121,917
	Selvaag Bolig ASA	7,428	24,036
*Ω	Shelf Drilling Ltd.	45,698	98,595
*	Siem Offshore, Inc.	8,429	10,190
	Sparebank 1 Oestlandet	7,902	85,434
	SpareBank 1 Sorost-Norge	16,843	83,569
	SpareBank 1 SR-Bank ASA	2,922	29,755
	Sparebanken More	9,555	67,024
	Stolt-Nielsen Ltd.	5,183	124,308
	Subsea 7 SA	53,829	537,046
	TGS ASA	28,155	383,325
	Wallenius Wilhelmsen ASA	28,724	204,215

TOTAL NORWAY			4,990,076

PHILIPPINES — (0.2%)
	8990 Holdings, Inc.	158,000	26,195
	AllHome Corp.	98,300	4,693
	Alliance Global Group, Inc.	432,200	67,419
*	Atlas Consolidated Mining & Development Corp.	95,100	5,370
*	Belle Corp.	514,000	10,130
	China Banking Corp.	134,000	60,041
	DMCI Holdings, Inc.	417,100	68,756
	DoubleDragon Corp.	56,800	5,517
	Filinvest Land, Inc.	625,000	8,414

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	First Philippine Holdings Corp.	35,390	$37,361
	GT Capital Holdings, Inc.	10,345	73,967
*	Holcim Philippines, Inc.	9,900	664
*	Integrated Micro-Electronics, Inc.	65,800	5,715
	LT Group, Inc.	276,500	38,652
	Megaworld Corp.	1,121,000	40,442
	Metropolitan Bank & Trust Co.	117,200	105,220
	Nickel Asia Corp.	105,900	8,870
*	Petron Corp.	425,100	18,322
*	Philcomsat Holdings Corp.	10,942	60
	Philex Mining Corp.	281,400	11,225
*	Philippine National Bank	19,943	6,618
*	Phoenix Petroleum Philippines, Inc.	68,700	10,096
	Pilipinas Shell Petroleum Corp.	33,500	9,973
	Puregold Price Club, Inc.	96,600	50,122
	RFM Corp.	131,000	8,580
	Rizal Commercial Banking Corp.	59,520	23,336
	Robinsons Land Corp.	313,031	80,542
	Robinsons Retail Holdings, Inc.	60,780	56,401
	San Miguel Corp.	51,260	85,199
	Security Bank Corp.	69,060	103,406
*	Top Frontier Investment Holdings, Inc.	3,550	6,400
	Union Bank of the Philippines	75,083	100,076

TOTAL PHILIPPINES			1,137,782

POLAND — (0.2%)
	AB SA	2,231	19,159
*	Alior Bank SA	10,233	62,912
	Alumetal SA	1,300	18,039
	Amica SA	1,011	15,034
	ASBISc Enterprises PLC	3,763	17,018
	Asseco Poland SA	5,474	78,760
	Bank Handlowy w Warszawie SA	3,979	51,499
*	Bank Ochrony Srodowiska SA	9,806	15,763
*	Ciech SA	5,187	36,344
	Cognor Holding SA	27,036	20,880
	ComArch SA	726	21,285
	Develia SA	100,947	41,896
	Dom Development SA	609	10,763
	Echo Investment SA	21,847	13,772
*	Enea SA	51,599	56,319
	Fabryki Mebli Forte SA	2,722	10,601
*	Famur SA	55,757	35,911
*	Grupa Azoty SA	6,429	44,047
	Inter Cars SA	264	19,891
*	Jastrzebska Spolka Weglowa SA	5,377	46,632
	Kernel Holding SA	9,383	32,470
	Lubelski Wegiel Bogdanka SA	1,672	11,699
*	PGE Polska Grupa Energetyczna SA	25,788	29,392
	Polski Koncern Naftowy Orlen SA	16,789	192,801
*	Tauron Polska Energia SA	121,748	49,398
	VRG SA	30,608	21,907
	Warsaw Stock Exchange	2,325	15,735
*	Wawel SA	24	2,109
*	Zespol Elektrowni Patnow Adamow Konin SA	3,104	17,774

TOTAL POLAND			1,009,810

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
PORTUGAL — (0.3%)
	Altri SGPS SA	33,412	$185,926
	Banco Comercial Portugues SA, Class R	2,687,657	382,924
	Corticeira Amorim SGPS SA	12,616	121,908
	Galp Energia SGPS SA	39,518	401,230
*	Greenvolt-Energias Renovaveis SA	7,784	59,792
	Ibersol SGPS SA	4,207	24,550
	Navigator Co. SA	39,905	152,032
	NOS SGPS SA	93,252	365,247
	Novabase SGPS SA	1,491	6,183
	Sonae SGPS SA	282,551	271,360

TOTAL PORTUGAL			1,971,152

QATAR — (0.2%)
	Aamal Co.	303,573	93,767
	Baladna	116,412	52,898
	Barwa Real Estate Co.	267,460	249,571
	Doha Bank QPSC	178,380	108,019
	Doha Insurance Co. QSC	77,894	43,980
*	Gulf International Services QSC	191,307	95,494
	Gulf Warehousing Co.	24,568	28,822
	Mannai Corp. QSC	21,980	45,849
*	Mazaya Real Estate Development QPSC	37,816	8,675
	Ooredoo QPSC	6,290	16,863
	Qatar Industrial Manufacturing Co. QSC	45,582	44,187
	Qatar Insurance Co. SAQ	157,947	93,633
	Qatar National Cement Co. QSC	53,035	66,340
*	Salam International Investment Ltd. QSC	270,582	57,609
	United Development Co. QSC	387,788	152,536
	Vodafone Qatar QSC	249,816	114,844

TOTAL QATAR			1,273,087

RUSSIA — (0.0%)
††	Etalon Group PLC, GDR	30,431	0
*	Global Ports Investments PLC, GDR	3,189	0
*††	Globaltrans Investment PLC, GDR	16,500	0
*††	Lenta International Co. PJSC, GDR	3,874	0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	22,423	0
	O’Key Group SA, GDR	7,059	0
*††	Ros Agro PLC,GDR	14,783	0
*††	RusHydro PJSC, ADR	154,685	0
††	Tatneft PJSC, Sponsored ADR	10,602	0
*††	VK Co. Ltd., GDR	13,581	0
*††	VTB Bank PJSC, GDR	176,858	0

SAUDI ARABIA — (1.3%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	4,687	22,583
	Al Babtain Power & Telecommunication Co.	8,017	48,023
*	Al Etihad Cooperative Insurance Co.	5,479	19,745
*	Al Hassan Ghazi Ibrahim Shaker Co.	7,787	46,504
*	Al Jouf Cement Co.	19,081	58,779
*	Al Khaleej Training & Education Co.	10,596	44,581
*	AlAbdullatif Industrial Investment Co.	8,897	42,030
*	AlJazira Takaful Ta’awuni Co.	8,883	36,192
	Arab National Bank	10,685	91,750
	Arabian Cement Co.	15,098	150,970
	Arriyadh Development Co.	9,283	50,125
	Bank Al-Jazira	67,567	420,382
*	Basic Chemical Industries Ltd.	3,965	38,558

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Buruj Cooperative Insurance Co.	4,896	$21,036
*	Chubb Arabia Cooperative Insurance Co.	4,595	20,164
	City Cement Co.	14,087	76,132
*	Dar Al Arkan Real Estate Development Co.	166,461	595,564
*	Dur Hospitality Co.	16,015	90,756
	Eastern Province Cement Co.	3,868	45,541
	Electrical Industries Co.	6,406	45,790
*	Emaar Economic City	88,843	226,850
	Etihad Etisalat Co.	83,571	813,612
*	Gulf General Cooperative Insurance Co.	9,428	20,971
	Gulf Insurance Group	6,660	46,015
	Hail Cement Co.	16,024	54,302
*	Jazan Energy & Development Co.	8,139	29,501
	L’Azurde Co. for Jewelry	8,557	32,802
*	Methanol Chemicals Co.	11,644	95,360
*	Middle East Healthcare Co.	4,236	36,434
*	Middle East Specialized Cables Co.	6,218	19,568
*	Mobile Telecommunications Co. Saudi Arabia	82,390	284,566
	Najran Cement Co.	33,037	111,617
	National Co. for Glass Industries	5,492	56,425
	National Gypsum	4,691	32,986
*	National Industrialization Co.	84,964	302,067
	National Medical Care Co.	4,730	88,051
	Northern Region Cement Co.	35,051	109,326
	Sahara International Petrochemical Co.	54,887	590,906
	Saudi Ceramic Co.	6,271	69,085
	Saudi Chemical Co. Holding	13,699	106,986
	Saudi Industrial Services Co.	13,171	78,133
	Saudi Investment Bank	47,808	230,625
*	Saudi Kayan Petrochemical Co.	163,798	573,784
*	Saudi Marketing Co.	7,095	41,012
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	4,563	32,160
*	Saudi Printing & Packaging Co.	7,870	36,615
*	Saudi Public Transport Co.	15,796	71,067
*	Saudi Reinsurance Co.	14,082	49,854
*	Saudi Steel Pipe Co.	2,289	12,513
*	Seera Group Holding	52,060	264,240
*	Sinad Holding Co.	15,976	53,960
	Tabuk Cement Co.	16,107	74,864
*	Takween Advanced Industries Co.	10,266	29,040
	Umm Al-Qura Cement Co.	8,146	40,250
	United International Transportation Co.	9,902	120,513
*	Yamama Cement Co.	27,139	212,168
	Yanbu Cement Co.	22,144	245,628
*	Zamil Industrial Investment Co.	10,609	50,478

TOTAL SAUDI ARABIA			7,309,539

SINGAPORE — (0.7%)
*	Avarga Ltd.	100,900	17,475
	BRC Asia Ltd.	17,700	20,253
	Bukit Sembawang Estates Ltd.	45,200	129,663
	China Aviation Oil Singapore Corp. Ltd.	94,800	44,534
	China Sunsine Chemical Holdings Ltd.	89,700	26,669
	Chip Eng Seng Corp. Ltd.	116,100	59,060
	City Developments Ltd.	67,000	361,238
	Civmec Ltd.	27,600	11,789
*	COSCO Shipping International Singapore Co. Ltd.	395,800	45,326
	CSE Global Ltd.	90,200	22,327
	Del Monte Pacific Ltd.	197,000	41,041

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
*††	Ezion Holdings Ltd.	1,083,800	$0
#*††	Ezra Holdings Ltd.	468,200	681
	Far East Orchard Ltd.	64,355	47,353
	First Resources Ltd.	61,600	64,719
	Food Empire Holdings Ltd.	59,800	21,146
	Frasers Property Ltd.	71,200	45,025
	Frencken Group Ltd.	94,300	55,966
	Fu Yu Corp. Ltd.	116,400	16,445
	Geo Energy Resources Ltd.	113,000	31,096
	Golden Agri-Resources Ltd.	1,767,100	362,359
	Great Eastern Holdings Ltd.	3,200	40,460
	GuocoLand Ltd.	68,600	75,190
	Ho Bee Land Ltd.	50,700	82,775
	Hong Fok Corp. Ltd.	106,790	70,199
	Hong Leong Asia Ltd.	61,800	27,533
	Hotel Grand Central Ltd.	35,281	24,313
	Hutchison Port Holdings Trust	1,404,000	229,307
*††	Hyflux Ltd.	124,600	0
	Indofood Agri Resources Ltd.	57,000	11,863
	ISDN Holdings Ltd.	63,300	16,337
	Japfa Ltd.	161,600	58,207
*	Mandarin Oriental International Ltd.	67,600	111,360
*	Marco Polo Marine Ltd.	1,031,800	26,827
	Mewah International, Inc.	86,100	19,049
*††	Midas Holdings Ltd.	343,400	0
	Olam Group Ltd.	125,120	118,457
	OUE Ltd.	79,600	70,875
	Oxley Holdings Ltd.	261,197	27,336
	QAF Ltd.	53,800	30,409
	Samudera Shipping Line Ltd.	67,100	40,990
*	Sembcorp Marine Ltd.	4,754,800	426,095
	SIIC Environment Holdings Ltd.	349,300	36,359
	Sinarmas Land Ltd.	163,500	21,932
	Singapore Land Group Ltd.	50,200	77,079
	Stamford Land Corp. Ltd.	160,398	42,451
*††	Swiber Holdings Ltd.	92,600	0
	Tai Sin Electric Ltd.	34,116	9,760
	Tiong Woon Corp. Holding Ltd.	30,600	9,774
	Tuan Sing Holdings Ltd.	206,377	44,558
	UOB-Kay Hian Holdings Ltd.	92,809	87,247
	UOL Group Ltd.	125,900	549,905
	Wee Hur Holdings Ltd.	60,800	8,435
	Wing Tai Holdings Ltd.	122,600	131,813

TOTAL SINGAPORE			3,951,060

SOUTH AFRICA — (1.1%)
	Adcock Ingram Holdings Ltd.	11,334	29,457
	Advtech Ltd.	87,594	84,940
	AECI Ltd.	21,022	105,754
	African Rainbow Minerals Ltd.	19,025	267,912
	Alexander Forbes Group Holdings Ltd.	37,429	10,100
	Altron Ltd., Class A	34,495	16,466
	Alviva Holdings Ltd.	32,995	41,289
	AngloGold Ashanti Ltd., Sponsored ADR	22,185	289,514
	Aspen Pharmacare Holdings Ltd.	47,538	391,044
	Astral Foods Ltd.	6,825	65,531
*	Aveng Ltd.	13,124	11,209
	Barloworld Ltd.	34,363	192,303
*	Blue Label Telecoms Ltd.	96,677	27,158

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	DataTec Ltd.	63,848	$143,571
*	Distell Group Holdings Ltd.	4,570	43,181
	DRDGOLD Ltd.	51,061	26,356
	Foschini Group Ltd.	6,835	42,734
	Grindrod Ltd.	73,728	41,602
	Grindrod Shipping Holdings Ltd.	2,680	69,121
	Harmony Gold Mining Co. Ltd.	32,476	89,944
	Harmony Gold Mining Co. Ltd., Sponsored ADR	75,442	211,238
	Hudaco Industries Ltd.	3,075	22,905
	Investec Ltd.	36,180	177,885
	Invicta Holdings Ltd.	8,097	11,703
	KAP Industrial Holdings Ltd.	377,243	94,868
	Lewis Group Ltd.	12,017	31,502
	Libstar Holdings Ltd.	33,738	11,036
	Life Healthcare Group Holdings Ltd.	237,846	255,590
	Merafe Resources Ltd.	340,993	23,036
	Metair Investments Ltd.	34,895	52,598
	Momentum Metropolitan Holdings	223,500	208,769
	Motus Holdings Ltd.	23,913	150,978
	Mpact Ltd.	23,171	35,302
*	Murray & Roberts Holdings Ltd.	76,545	19,803
*	Nampak Ltd.	93,049	9,538
	Nedbank Group Ltd.	31,256	370,033
	Netcare Ltd.	154,040	131,015
	Oceana Group Ltd.	6,329	19,089
	Old Mutual Ltd.	968,119	549,536
	Omnia Holdings Ltd.	31,449	123,385
Ω	Pepkor Holdings Ltd.	286,666	354,288
	Raubex Group Ltd.	28,364	44,262
	RCL Foods Ltd.	33,526	20,020
	Reunert Ltd.	14,279	35,886
	RFG Holdings Ltd.	7,355	4,202
	Royal Bafokeng Platinum Ltd.	20,360	163,759
*	Sappi Ltd.	115,181	354,850
*	Southern Sun Ltd.	161,714	37,900
	Super Group Ltd.	57,024	80,714
*	Telkom SA SOC Ltd.	60,940	121,032
	Tiger Brands Ltd.	21,649	219,050
*	Wilson Bayly Holmes-Ovcon Ltd.	12,274	64,473

TOTAL SOUTH AFRICA			5,999,431

SOUTH KOREA — (3.2%)
	ABOV Semiconductor Co. Ltd.	2,056	14,537
	ADTechnology Co. Ltd.	1,204	13,951
	Advanced Process Systems Corp.	1,767	21,339
	Aekyung Industrial Co. Ltd.	1,589	12,251
*	Agabang&Company	4,211	9,248
*	Ajin Industrial Co. Ltd.	7,583	14,706
	AK Holdings, Inc.	849	6,716
*	ALUKO Co. Ltd.	7,684	13,539
*	Ananti, Inc.	14,678	54,374
	APS Holdings Corp.	2,621	22,039
	Asia Cement Co. Ltd.	3,780	24,547
	ASIA Holdings Co. Ltd.	317	24,230
	Asia Paper Manufacturing Co. Ltd.	1,034	26,542
	Baiksan Co. Ltd.	1,801	10,861
	Binggrae Co. Ltd.	887	23,217
	BNK Financial Group, Inc.	55,289	248,463
	Boditech Med, Inc.	1,727	12,479

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Bohae Brewery Co. Ltd.	20,395	$8,983
	Bookook Securities Co. Ltd.	475	6,018
	Boryung	7,484	55,090
	BYC Co. Ltd.	48	12,379
	Byucksan Corp.	12,763	17,385
*	Capro Corp.	8,279	12,796
	Cell Biotech Co. Ltd.	844	6,627
	Changhae Ethanol Co. Ltd.	1,848	14,452
*	ChinHung International, Inc.	13,013	11,211
*	Choil Aluminum Co. Ltd.	11,866	19,453
	Chongkundang Holdings Corp.	729	26,857
	Choong Ang Vaccine Laboratory	1,867	13,676
	CJ Corp.	3,226	162,362
	CJ Freshway Corp.	1,175	26,313
*	CJ Logistics Corp.	1,739	107,096
*	CJ Seafood Corp.	3,352	6,241
	CKD Bio Corp.	630	9,628
	CLIO Cosmetics Co. Ltd.	737	6,453
*	Com2uS Holdings Corp.	671	20,291
*	Coreana Cosmetics Co. Ltd.	6,627	13,090
	Cosmax, Inc.	1,462	46,899
	Cuckoo Holdings Co. Ltd.	1,180	13,447
	Cuckoo Homesys Co. Ltd.	877	17,651
	Cymechs, Inc.	618	5,219
	D.I Corp.	4,636	14,279
	Dae Won Kang Up Co. Ltd.	12,341	22,072
	Daedong Corp.	2,582	20,731
	Daeduck Electronics Co. Ltd.	6,699	115,312
	Daehan New Pharm Co. Ltd.	2,847	17,234
*	Dae-Il Corp.	4,051	11,348
	Daesang Corp.	4,306	63,261
	Daesang Holdings Co. Ltd.	3,226	16,016
*	Daesung Industrial Co. Ltd.	3,004	8,617
*	Daewon Media Co. Ltd.	2,666	22,117
	Daewon Pharmaceutical Co. Ltd.	3,345	39,504
*	Daewoo Engineering & Construction Co. Ltd.	42,035	123,790
	Daihan Pharmaceutical Co. Ltd.	1,150	22,510
	Daishin Securities Co. Ltd.	6,759	66,132
*	Danal Co. Ltd.	12,840	52,010
	Daol Investment & Securities Co. Ltd.	5,561	12,063
*	Dasan Networks, Inc.	5,252	14,835
	DB Financial Investment Co. Ltd.	6,876	19,406
	DB HiTek Co. Ltd.	7,004	216,802
	DB Insurance Co. Ltd.	6,218	245,399
	Deutsch Motors, Inc.	5,107	22,373
	DGB Financial Group, Inc.	31,003	147,630
	DI Dong Il Corp.	2,410	24,277
	Digital Daesung Co. Ltd.	2,887	12,939
	DL Holdings Co. Ltd.	2,847	122,686
	DMS Co. Ltd.	6,579	21,638
	DNF Co. Ltd.	2,385	22,011
	Dong-A Socio Holdings Co. Ltd.	815	58,279
	Dong-A ST Co. Ltd.	684	26,145
	Dong-Ah Geological Engineering Co. Ltd.	1,769	16,354
*	Dongbang Transport Logistics Co. Ltd.	11,205	16,854
	Dongkuk Steel Mill Co. Ltd.	14,483	116,048
	Dongkuk Structures & Construction Co. Ltd.	8,156	29,759
	Dongwha Pharm Co. Ltd.	3,460	21,900
	Dongwon Development Co. Ltd.	10,704	26,716

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dongwon F&B Co. Ltd.	296	$26,792
	Dongwon Industries Co. Ltd.	293	47,283
	Doosan Bobcat, Inc.	6,452	151,422
	Doosan Co. Ltd.	1,214	65,773
	Doosan Tesna, Inc.	2,083	38,925
	DoubleUGames Co. Ltd.	1,391	46,749
	Dreamtech Co. Ltd.	6,678	44,852
*	DSC Investment, Inc.	3,376	9,770
*	Duksan Techopia Co. Ltd.	1,320	16,118
	DY Corp.	2,973	11,321
*	E&M Co. Ltd.	25,134	6,508
	Easy Holdings Co. Ltd.	11,546	23,273
	eBEST Investment & Securities Co. Ltd.	3,852	13,647
	Ecoplastic Corp.	5,979	12,715
	E-MART, Inc.	4,315	255,805
*	EMKOREA Co. Ltd.	3,593	7,102
	ENF Technology Co. Ltd.	1,156	18,526
	Eo Technics Co. Ltd.	466	21,273
	Estechpharma Co. Ltd.	2,011	10,322
	Eugene Investment & Securities Co. Ltd.	15,514	24,950
	FarmStory Co. Ltd.	10,797	15,279
	Fila Holdings Corp.	3,607	82,610
	Fine Semitech Corp.	3,380	31,940
	Gabia, Inc.	1,357	9,699
	Gemvaxlink Co. Ltd.	14,448	10,483
*	Genie Music Corp.	7,762	20,544
	Genoray Co. Ltd.	1,571	8,809
	Global Standard Technology Co. Ltd.	1,206	16,702
	Gradiant Corp.	2,207	21,116
	Green Cross Holdings Corp.	3,608	43,850
	GS Engineering & Construction Corp.	13,519	205,418
*	GS Global Corp.	14,500	27,402
	GS Holdings Corp.	9,868	318,298
	GS Retail Co. Ltd.	4,088	72,793
	Gwangju Shinsegae Co. Ltd.	840	18,563
	Haesung Industrial Co. Ltd.	2,832	20,453
	Han Kuk Carbon Co. Ltd.	5,432	42,223
	Hana Pharm Co. Ltd.	872	8,746
*	Hancom, Inc.	3,305	30,312
	Handok, Inc.	1,695	19,260
	Handsome Co. Ltd.	3,194	56,175
	Hanil Cement Co. Ltd.	3,538	28,001
	Hanil Holdings Co. Ltd.	2,225	15,759
	Hanil Hyundai Cement Co. Ltd.	610	7,781
	Hanjin Transportation Co. Ltd.	2,502	33,868
	Hankook Tire & Technology Co. Ltd.	15,566	398,711
	Hannong Chemicals, Inc.	1,730	16,451
	Hansae Co. Ltd.	3,681	38,018
	Hansol Holdings Co. Ltd.	6,864	15,215
	Hansol HomeDeco Co. Ltd.	24,580	18,166
*	Hansol IONES Co. Ltd.	1,526	7,058
	Hansol Logistics Co. Ltd.	6,962	12,613
	Hansol Paper Co. Ltd.	3,464	33,136
*	Hansol Technics Co. Ltd.	5,680	20,701
	Hanwha Aerospace Co. Ltd.	1,544	71,906
*	Hanwha General Insurance Co. Ltd.	4,103	10,589
	Hanwha Investment & Securities Co. Ltd.	30,496	52,510
*	Hanwha Life Insurance Co. Ltd.	58,545	89,631
	Hanyang Eng Co. Ltd.	2,781	26,500

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hanyang Securities Co. Ltd.	2,469	$15,024
	Harim Co. Ltd.	8,073	15,220
	Harim Holdings Co. Ltd.	2,390	11,793
	HD Hyundai Co. Ltd.	7,650	326,573
	HDC Hyundai Engineering Plastics Co. Ltd.	2,805	7,640
	Hecto Financial Co. Ltd.	711	11,565
	Hitejinro Holdings Co. Ltd.	1,659	11,751
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	3,397	7,245
	HL D&I Halla Corp.	2,965	5,911
	HL Holdings Corp.	1,278	28,228
	HL Mando Co. Ltd.	678	23,475
*	Home Center Holdings Co. Ltd.	14,297	10,871
	HS Industries Co. Ltd.	7,260	19,134
*	Hugel, Inc.	308	24,128
*	Humax Co. Ltd.	6,520	16,104
	Humedix Co. Ltd.	632	9,334
	Huons Co. Ltd.	918	20,121
	Huons Global Co. Ltd.	1,661	20,596
	Husteel Co. Ltd.	9,105	33,463
	Huvis Corp.	2,628	9,073
	Huvitz Co. Ltd.	3,099	23,981
	Hwa Shin Co. Ltd.	3,952	24,668
*	Hwail Pharm Co. Ltd.	8,763	13,384
	Hwaseung Enterprise Co. Ltd.	2,016	12,455
*	Hyosung Chemical Corp.	222	15,767
	Hyosung Corp.	1,932	92,818
*	Hyosung Heavy Industries Corp.	1,146	46,074
	Hyosung TNC Corp.	427	78,239
	Hyundai Bioland Co. Ltd.	2,118	17,972
	Hyundai BNG Steel Co. Ltd.	2,003	14,588
	Hyundai Construction Equipment Co. Ltd.	1,282	38,606
	Hyundai Department Store Co. Ltd.	3,069	116,400
*	Hyundai Doosan Infracore Co. Ltd.	23,557	91,581
	Hyundai Elevator Co. Ltd.	4,799	84,795
	Hyundai Engineering & Construction Co. Ltd.	16,090	393,358
	Hyundai Home Shopping Network Corp.	1,138	35,751
	Hyundai Livart Furniture Co. Ltd.	3,444	20,332
	Hyundai Marine & Fire Insurance Co. Ltd.	12,382	289,158
	Hyundai Motor Securities Co. Ltd.	4,374	28,265
	Hyundai Steel Co.	18,104	356,247
	Hyundai Wia Corp.	3,635	155,503
	HyVision System, Inc.	2,537	27,081
	i3system, Inc.	1,374	15,221
	Iljin Electric Co. Ltd.	4,127	12,647
	Iljin Holdings Co. Ltd.	6,410	18,034
*	iMarketKorea, Inc.	4,396	31,763
	InBody Co. Ltd.	2,711	39,014
*	Infinitt Healthcare Co. Ltd.	1,548	4,992
	InfoBank Corp.	446	3,789
	Innocean Worldwide, Inc.	1,362	38,363
	InnoWireless Co. Ltd.	715	13,769
*	Insun ENT Co. Ltd.	6,474	40,696
	Intelligent Digital Integrated Security Co. Ltd.	805	12,142
*	Interflex Co. Ltd.	2,428	17,429
	Inzi Controls Co. Ltd.	1,401	7,858
	IS Dongseo Co. Ltd.	2,486	54,937
	i-SENS, Inc.	1,249	30,295
*	Jahwa Electronics Co. Ltd.	1,841	24,025
	JB Financial Group Co. Ltd.	21,369	107,604

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	JC Chemical Co. Ltd.	2,870	$14,846
*	Jeju Semiconductor Corp.	9,500	25,423
	Jinsung T.E.C	2,323	17,568
	JLS Co. Ltd.	1,761	9,183
	JS Corp.	1,624	16,097
	JVM Co. Ltd.	1,407	17,208
	JW Life Science Corp.	891	7,348
*	Kanglim Co. Ltd.	19,090	15,784
	Kangnam Jevisco Co. Ltd.	1,043	15,324
	KAON Media Co. Ltd.	2,265	9,342
	KC Tech Co. Ltd.	793	8,386
	KCC Glass Corp.	2,300	62,382
	KCTC	5,539	15,718
*	KEC Corp.	19,317	34,757
	KG Chemical Corp.	2,199	35,449
	KG Dongbu Steel	4,319	23,513
	KG Eco Technology Service Co. Ltd.	2,093	13,955
	KGMobilians Co. Ltd.	3,236	12,882
*	KidariStudio, Inc.	2,919	12,775
	KISWIRE Ltd.	2,132	26,820
	KIWOOM Securities Co. Ltd.	2,792	157,974
	KM Corp.	2,027	7,907
	Kolmar Korea Co. Ltd.	2,435	58,428
	Kolon Corp.	1,344	21,278
	Kolon Industries, Inc.	3,416	104,022
*	Korea Circuit Co. Ltd.	2,209	22,172
	Korea Electric Terminal Co. Ltd.	1,169	42,466
	Korea Export Packaging Industrial Co. Ltd.	645	11,454
	Korea Investment Holdings Co. Ltd.	8,447	293,227
*	Korea Line Corp.	35,444	48,908
*	Korea Parts & Fasteners Co. Ltd.	3,051	12,635
	Korea Petrochemical Ind Co. Ltd.	752	62,359
	Korea Petroleum Industries Co.	1,527	11,541
	Korea United Pharm, Inc.	1,778	29,639
	Korean Reinsurance Co.	16,571	85,441
	KSS LINE Ltd.	4,280	26,994
*	KT Alpha Co. Ltd.	3,330	12,209
	KT Skylife Co. Ltd.	6,256	35,909
	KT Submarine Co. Ltd.	3,035	11,592
	KTCS Corp.	8,880	13,452
	Kukdo Chemical Co. Ltd.	659	19,996
*	Kumho HT, Inc.	30,535	21,401
	Kumho Petrochemical Co. Ltd.	3,162	289,875
*	Kumho Tire Co., Inc.	21,150	45,722
	Kumkang Kind Co. Ltd.	4,208	15,336
	Kwang Dong Pharmaceutical Co. Ltd.	5,855	24,269
	Kyeryong Construction Industrial Co. Ltd.	2,392	28,643
	Kyobo Securities Co. Ltd.	4,800	17,575
	Kyung Dong Navien Co. Ltd.	1,528	36,899
	Kyungbang Co. Ltd.	2,863	21,989
	Kyung-In Synthetic Corp.	6,925	23,122
	LB Semicon, Inc.	5,733	32,195
	LG Display Co. Ltd.	29,438	262,713
	LG HelloVision Co. Ltd.	4,770	15,187
	LG Uplus Corp.	40,181	322,665
	Lock & Lock Co. Ltd.	5,368	22,958
	LOT Vacuum Co. Ltd.	3,553	25,257
	Lotte Chemical Corp.	1,260	130,559
	Lotte Chilsung Beverage Co. Ltd.	618	60,857

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Lotte Confectionery Co. Ltd.	519	$47,347
	Lotte Corp.	6,376	145,712
	Lotte Data Communication Co.	593	9,707
	LOTTE Fine Chemical Co. Ltd.	2,949	115,965
	LOTTE Himart Co. Ltd.	1,050	9,715
	Lotte Shopping Co. Ltd.	1,972	120,738
	LS Corp.	3,658	170,443
	LS Electric Co. Ltd.	2,670	102,904
*	LVMC Holdings	9,650	18,359
	LX Hausys Ltd.	1,510	34,065
	LX International Corp.	6,246	177,907
	LX Semicon Co. Ltd.	676	39,221
	Macrogen, Inc.	1,592	22,710
	Maeil Dairies Co. Ltd.	532	17,567
	MAKUS, Inc.	1,866	8,884
*	ME2ON Co. Ltd.	2,323	7,594
	Medy-Tox, Inc.	654	48,201
	Meerecompany, Inc.	947	13,895
	Meritz Financial Group, Inc.	6,259	95,130
	Meritz Securities Co. Ltd.	57,130	148,142
	MiCo Ltd.	6,011	39,134
	Mirae Asset Securities Co. Ltd.	57,700	256,853
	Miwon Holdings Co. Ltd.	98	7,907
	Moorim P&P Co. Ltd.	5,847	18,563
*	Motrex Co. Ltd.	2,673	29,385
*	MS Autotech Co. Ltd.	5,868	16,521
	Multicampus Co. Ltd.	168	4,218
	Namhae Chemical Corp.	2,788	17,837
	Namyang Dairy Products Co. Ltd.	34	8,670
	Nasmedia Co. Ltd.	550	11,933
*	NDFOS Co. Ltd.	2,190	7,978
	NeoPharm Co. Ltd.	851	10,294
*	Neowiz	2,553	64,514
*	Nepes Ark Corp.	1,026	16,670
	New Power Plasma Co. Ltd.	3,326	7,893
	Nexen Tire Corp.	7,708	41,710
	NH Investment & Securities Co. Ltd.	31,442	197,697
	NICE Holdings Co. Ltd.	4,219	36,563
	Nice Information & Telecommunication, Inc.	884	16,423
	Nong Shim Holdings Co. Ltd.	222	9,546
	Nong Woo Bio Co. Ltd.	2,119	11,944
	NongShim Co. Ltd.	551	116,714
	NPC	2,485	11,780
	Oceanbridge Co. Ltd.	1,031	9,176
	OCI Co. Ltd.	3,045	217,489
	OptoElectronics Solutions Co. Ltd.	415	4,609
*	OPTRON-TEC, Inc.	5,031	13,856
	Orion Holdings Corp.	5,520	55,355
	Ottogi Corp.	130	40,268
	Paik Kwang Industrial Co. Ltd.	5,088	15,836
	Pan Ocean Co. Ltd.	47,515	143,083
	Partron Co. Ltd.	7,264	41,751
*	PharmGen Science, Inc.	2,381	12,580
	Poongsan Corp.	2,414	44,174
	Posco International Corp.	7,683	111,161
	POSCO Steeleon Co. Ltd.	743	14,061
*	Power Logics Co. Ltd.	6,699	25,192
	Protec Co. Ltd.	1,431	21,903
	PSK, Inc.	3,550	37,885

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Pulmuone Co. Ltd.	2,268	$16,297
	Pungkuk Ethanol Co. Ltd.	1,107	10,209
	QSI Co. Ltd.	2,107	13,443
*	RFTech Co. Ltd.	6,444	19,816
*	S.Y. Co. Ltd.	3,263	7,291
	Sajo Industries Co. Ltd.	390	11,408
	Sajodaerim Corp.	742	12,348
	SAMHWA Paints Industrial Co. Ltd.	1,739	7,585
	Samick THK Co. Ltd.	2,172	17,579
	Samji Electronics Co. Ltd.	2,577	14,700
	Samjin Pharmaceutical Co. Ltd.	2,378	42,036
	Samkee Corp.	5,231	15,608
	SAMPYO Cement Co. Ltd.	8,391	20,698
	Samsung Publishing Co. Ltd.	775	13,500
	Samsung Securities Co. Ltd.	12,654	281,536
	SAMT Co. Ltd.	8,621	15,593
	Samyang Corp.	407	10,590
	Samyang Packaging Corp.	765	8,533
*	Samyoung Chemical Co. Ltd.	5,365	8,985
*	SDN Co. Ltd.	11,212	15,596
	Seah Besteel Holdings Corp.	1,627	19,105
	SeAH Holdings Corp.	197	14,034
	SeAH Steel Corp.	395	38,464
	SeAH Steel Holdings Corp.	440	41,746
	Seegene, Inc.	6,634	133,368
	Segyung Hitech Co. Ltd.	604	4,931
	Sejong Industrial Co. Ltd.	2,272	7,361
*	S-Energy Co. Ltd.	2,604	6,559
	Seobu T&D	2,501	11,765
	Seojin System Co. Ltd.	3,888	40,024
	Seoul Semiconductor Co. Ltd.	7,302	53,444
	Seoyon Co. Ltd.	4,111	15,031
	Seoyon E-Hwa Co. Ltd.	2,282	11,401
*	Sewon E&C Co. Ltd.	36,242	21,640
	SFA Engineering Corp.	3,428	91,651
	SGC e Tec E&C Co. Ltd.	330	7,779
	SGC Energy Co. Ltd.	1,491	32,840
	SH Energy & Chemical Co. Ltd.	23,098	14,837
	Shin Heung Energy & Electronics Co. Ltd.	563	20,616
	Shindaeyang Paper Co. Ltd.	370	21,499
	Shinil Electronics Co. Ltd.	10,886	13,469
	Shinsegae Engineering & Construction Co. Ltd.	481	5,496
	Shinsegae Food Co. Ltd.	252	8,467
	Shinsegae Information & Communication Co. Ltd.	1,860	16,164
	Shinsegae International, Inc.	2,615	43,128
	Shinsegae, Inc.	1,577	234,807
*	Shinsung Tongsang Co. Ltd.	12,783	21,142
*	Shinwha Intertek Corp.	8,653	18,681
	Shinwon Corp.	13,837	14,936
*	Showbox Corp.	7,076	16,425
	SIMMTECH HOLDINGS Co. Ltd.	7,163	17,578
	Sinil Pharm Co. Ltd.	1,745	9,828
	SK Chemicals Co. Ltd.	282	17,471
	SK D&D Co. Ltd.	1,980	28,611
	SK Discovery Co. Ltd.	2,498	52,018
	SK Gas Ltd.	772	61,728
	SK Networks Co. Ltd.	14,722	41,582
	SK Securities Co. Ltd.	75,787	34,849
	SL Corp.	2,171	46,718

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*††	S-MAC Co. Ltd.	6,400	$7,945
	SNT Motiv Co. Ltd.	1,600	49,517
*	SNU Precision Co. Ltd.	4,032	6,758
*	Solid, Inc.	10,401	30,834
	Songwon Industrial Co. Ltd.	2,765	33,393
	Soosan Heavy Industries Co. Ltd.	6,373	11,933
	Soulbrain Holdings Co. Ltd.	1,863	30,205
	STIC Investments, Inc.	7,634	30,168
	Suheung Co. Ltd.	1,127	26,516
	Sun Kwang Co. Ltd.	155	12,150
	Sung Kwang Bend Co. Ltd.	4,963	48,322
*	Sungchang Enterprise Holdings Ltd.	15,703	20,484
	Sungshin Cement Co. Ltd.	3,983	26,587
	Sungwoo Hitech Co. Ltd.	11,668	42,319
	Sunjin Co. Ltd.	1,884	10,501
*	Sunny Electronics Corp.	10,494	16,652
	Systems Technology, Inc.	1,944	18,642
	Tae Kyung Industrial Co. Ltd.	2,320	10,489
*††	Taewoong Co. Ltd.	3,164	22,258
	Taeyoung Engineering & Construction Co. Ltd.	8,227	24,226
	Tailim Packaging Co. Ltd.	6,496	11,509
	TCC Steel	3,926	25,487
	TechWing, Inc.	4,910	20,171
	TES Co. Ltd.	2,135	23,767
*	Thinkware Systems Corp.	1,121	10,723
	TK Corp.	2,713	31,152
	TKG Huchems Co. Ltd.	3,216	46,954
	Tongyang Life Insurance Co. Ltd.	7,364	26,435
*	Top Engineering Co. Ltd.	3,622	12,751
	Tovis Co. Ltd.	3,257	19,856
	TS Corp.	13,340	23,775
*	Tuksu Construction Co. Ltd.	2,389	13,835
*	TY Holdings Co. Ltd.	5,063	37,448
	TYM Corp.	14,537	25,314
	Ubiquoss, Inc.	645	6,898
	Uju Electronics Co. Ltd.	1,424	16,050
	Uni-Chem Co. Ltd.	17,518	14,006
	Unid Co. Ltd.	1,083	58,543
	Union Semiconductor Equipment & Materials Co. Ltd.	4,024	17,273
	Uniquest Corp.	2,969	17,410
	Value Added Technology Co. Ltd.	1,125	23,765
	Vitzro Tech Co. Ltd.	3,438	13,492
*	Webzen, Inc.	4,288	44,891
	Wins Co. Ltd.	1,360	11,874
	WiSoL Co. Ltd.	1,712	7,598
	WONIK IPS Co. Ltd.	5,409	104,134
	Wonik Materials Co. Ltd.	1,400	29,055
	Woojin, Inc.	2,607	15,345
*	Wooree Bio Co. Ltd.	5,593	13,320
	Woori Investment Bank Co. Ltd.	77,941	41,370
	Y G-1 Co. Ltd.	4,216	17,078
*	Y-entec Co. Ltd.	3,150	18,348
*	YIK Corp.	4,000	9,219
	YMT Co. Ltd.	1,177	12,045
	Youngone Corp.	3,330	110,374
	Youngone Holdings Co. Ltd.	996	37,800
	Yuanta Securities Korea Co. Ltd.	21,566	36,355
	Zeus Co. Ltd.	1,279	21,009
	Zinus, Inc.	2,129	46,713

TOTAL SOUTH KOREA			18,341,470

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (1.3%)
	Acerinox SA	60,726	$532,205
	ACS Actividades de Construccion y Servicios SA	36,342	932,582
Ω	Aedas Homes SA	4,189	55,012
	Almirall SA	5,645	52,597
	Applus Services SA	22,054	130,230
	Atresmedia Corp. de Medios de Comunicacion SA	32,384	93,456
	Azkoyen SA	2,368	14,272
	Banco de Sabadell SA	1,583,992	1,246,291
	Bankinter SA	197,117	1,192,352
	Construcciones y Auxiliar de Ferrocarriles SA	5,087	132,815
	Ebro Foods SA	15,774	245,966
	Elecnor SA	10,143	101,287
	Enagas SA	22,324	362,406
	Ence Energia y Celulosa SA	46,489	159,218
	Ercros SA	34,553	110,932
	Faes Farma SA	48,498	183,055
	Fomento de Construcciones y Contratas SA	13,600	113,299
Ω	Gestamp Automocion SA	52,810	185,959
	Grupo Catalana Occidente SA	12,282	333,569
	Iberpapel Gestion SA	2,972	39,349
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	48,396	45,358
	Mapfre SA	303,219	520,078
Ω	Metrovacesa SA	13,548	95,848
Ω	Neinor Homes SA	8,459	67,627
*	Obrascon Huarte Lain SA	111,712	47,473
	Prosegur Cia de Seguridad SA	32,230	60,020
Ω	Talgo SA	6,593	18,294
*	Tubacex SA	21,779	47,829
Ω	Unicaja Banco SA	405,633	359,589

TOTAL SPAIN			7,478,968

SWEDEN — (1.5%)
Ω	AcadeMedia AB	24,057	102,955
	AFRY AB	18,515	248,634
Ω	Alimak Group AB	1,775	11,129
	Alligo AB, Class B	4,669	34,512
Ω	Ambea AB	9,051	32,015
	AQ Group AB	2,586	66,377
*	Arise AB	7,896	35,230
	Arjo AB, Class B	43,444	173,298
*Ω	Attendo AB	8,178	16,882
	BE Group AB	1,190	7,394
	Beijer Electronics Group AB	6,362	52,728
	Bergman & Beving AB	6,955	57,151
	Besqab AB	1,299	11,654
	Betsson AB, Class B	31,487	228,981
*	Better Collective AS	5,540	72,022
	Bilia AB, Class A	11,022	116,748
	Billerud AB	42,976	554,807
	Bonava AB, Class B	11,365	33,242
	Bulten AB	4,289	24,152
	Byggmax Group AB	20,409	85,413
*	Careium AB	6,752	4,896
	Catella AB	9,935	35,690

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Catena Media PLC	10,621	$27,365
*	Cavotec SA	8,312	12,421
	Clas Ohlson AB, Class B	11,602	77,479
	Cloetta AB, Class B	62,283	113,850
Ω	Coor Service Management Holding AB	20,012	106,323
Ω	Dometic Group AB	54,184	310,229
*	Doro AB	6,752	9,792
*	Duni AB	9,087	61,151
Ω	Dustin Group AB	5,901	24,553
	Eastnine AB	4,151	38,449
	Elanders AB, Class B	4,978	67,910
*	Enea AB	4,344	30,992
	Fagerhult AB	17,525	69,855
	Fenix Outdoor International AG	548	44,570
	Granges AB	29,575	199,859
	Hanza AB	2,893	12,577
	Hexpol AB	39,738	392,219
*	Humana AB	9,709	36,963
*	IAR Systems Group AB	1,899	22,221
*	International Petroleum Corp.	27,926	276,786
	Intrum AB	18,819	236,784
	Inwido AB	18,001	161,703
	JM AB	13,502	203,298
	Kabe Group AB, Class B	1,056	18,187
*	Karnov Group AB	18,898	100,751
	Kindred Group PLC, SDR	31,362	272,060
	KNOW IT AB	5,782	115,079
	Lindab International AB	26,759	284,640
	Loomis AB	19,819	554,903
	MEKO AB	11,721	110,762
*	Millicom International Cellular SA, SDR	45,564	494,525
	Modern Times Group MTG AB, Class B	25,460	190,870
*	Momentum Group AB	4,669	24,865
Ω	Munters Group AB	27,980	218,296
	NCC AB, Class B	18,270	152,234
	Nederman Holding AB	1,482	20,264
*	Net Insight AB, Class B	81,948	43,305
	New Wave Group AB, Class B	15,102	209,893
	Nobia AB	8,278	13,785
	Nolato AB, Class B	11,790	49,728
	Nordic Waterproofing Holding AB	5,586	72,249
*	Ovzon AB	3,173	11,473
	Peab AB, Class B	52,673	273,301
	Prevas AB, Class B	2,336	24,425
	Pricer AB, Class B	28,295	48,904
	Proact IT Group AB	4,974	40,279
	Probi AB	876	17,202
	Ratos AB, Class B	54,687	204,698
	Rejlers AB	3,883	45,571
Ω	Resurs Holding AB	30,400	66,058
	Rottneros AB	28,710	33,330
*	Scandi Standard AB	2,963	13,601
	Securitas AB, Class B	880	7,190
*	Sensys Gatso Group AB	183,590	18,968
*	Serneke Group AB	3,259	8,859
*	Solid Forsakring AB	2,618	12,466
*	Stillfront Group AB	79,780	155,280
	Systemair AB	4,846	25,642
	Tele2 AB, Class B	1	8

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Tethys Oil AB	8,727	$53,866
	TF Bank AB	1,362	20,348
	VBG Group AB, Class B	3,638	42,499
*	Viaplay Group AB, Class B	1,678	30,634

TOTAL SWEDEN			8,644,257

SWITZERLAND — (3.9%)
	Adecco Group AG	28,434	889,869
	Allreal Holding AG	4,110	588,743
	ALSO Holding AG	1,266	198,973
*	Aluflexpack AG	538	8,538
*	ams-OSRAM AG	42,638	241,346
	Arbonia AG	16,275	197,813
	Autoneum Holding AG	439	41,988
	Baloise Holding AG	13,916	1,901,233
	Banque Cantonale de Geneve	566	101,746
	Banque Cantonale Vaudoise	5,987	532,816
	Bell Food Group AG	541	131,931
	Berner Kantonalbank AG	1,189	261,889
	Bucher Industries AG	1,531	516,200
	Bystronic AG	241	138,429
	Calida Holding AG	1,393	59,131
	Carlo Gavazzi Holding AG	128	33,615
	Cembra Money Bank AG	6,575	476,813
*	Cicor Technologies Ltd.	570	24,011
	Cie Financiere Tradition SA	443	46,250
	Clariant AG	49,508	795,634
	DKSH Holding AG	7,483	539,828
	EFG International AG	20,726	169,627
	Energiedienst Holding AG	4,333	177,451
	Feintool International Holding AG	1,842	36,975
*	Flughafen Zurich AG	4,270	662,431
Ω	Galenica AG	11,811	848,597
*	GAM Holding AG	41,510	31,391
	Georg Fischer AG	8,274	458,254
	Helvetia Holding AG	9,919	984,980
	Huber & Suhner AG	4,114	366,440
	Hypothekarbank Lenzburg AG	21	86,796
*	Implenia AG	1,724	64,721
	Investis Holding SA	877	88,894
	IVF Hartmann Holding AG	80	9,201
	Julius Baer Group Ltd.	31,228	1,498,284
*	Jungfraubahn Holding AG	1,393	157,951
	Landis & Gyr Group AG	6,005	346,050
	Liechtensteinische Landesbank AG	3,370	184,015
	Luzerner Kantonalbank AG	830	342,200
Ω	Medmix AG	4,514	79,465
	Meier Tobler Group AG	1,437	45,389
	Metall Zug AG, Class B	52	96,383
	Mikron Holding AG	1,680	14,727
	Mobimo Holding AG	2,163	504,537
	OC Oerlikon Corp. AG	30,920	199,716
*	Orascom Development Holding AG	3,061	22,932
	Orell Fuessli AG	25	2,045
	Phoenix Mecano AG	199	65,125
	Rieter Holding AG	647	53,929
	Schaffner Holding AG	95	25,527
	Schweiter Technologies AG	281	188,255
	Softwareone Holding AG	10,865	122,277

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	St Galler Kantonalbank AG	851	$400,631
	Sulzer AG	4,514	301,060
	Swatch Group AG	7,058	1,585,999
	Swatch Group AG	13,116	547,969
	Swiss Prime Site AG	16,975	1,369,762
	Swissquote Group Holding SA	1,521	180,164
	TX Group AG	831	115,467
	u-blox Holding AG	1,701	174,156
	Valiant Holding AG	4,972	486,995
	Vaudoise Assurances Holding SA	279	111,518
	Vetropack Holding AG	3,133	100,176
*	Von Roll Holding AG	8,880	7,101
	Vontobel Holding AG	6,793	382,247
	VP Bank AG, Class A	719	62,390
*	V-ZUG Holding AG	575	41,497
	Walliser Kantonalbank	1,138	122,189
	Zehnder Group AG	2,702	145,512
	Zug Estates Holding AG, Class B	79	131,744
	Zuger Kantonalbank AG	30	221,001
*	Zur Rose Group AG	298	8,051

TOTAL SWITZERLAND			22,156,990

TAIWAN — (5.1%)
	Aaeon Technology, Inc.	10,000	23,331
	ABC Taiwan Electronics Corp.	20,000	13,596
	Ability Enterprise Co. Ltd.	35,000	21,747
	AcBel Polytech, Inc.	69,000	58,835
#	Acer, Inc.	554,000	379,069
	ACES Electronic Co. Ltd.	19,323	18,056
*	Acon Holding, Inc.	57,415	19,000
	ADATA Technology Co. Ltd.	32,000	53,388
	Advanced Optoelectronic Technology, Inc.	39,000	19,552
	Advanced Wireless Semiconductor Co.	7,000	13,381
	Advancetek Enterprise Co. Ltd.	69,987	62,690
*	ALI Corp.	29,000	16,068
	Alpha Networks, Inc.	37,000	30,689
	Ampire Co. Ltd.	19,000	15,376
	Apac Opto Electronics, Inc.	8,000	7,245
	Apacer Technology, Inc.	19,000	23,510
	APAQ Technology Co. Ltd.	8,000	9,988
	APCB, Inc.	39,000	19,318
	Apex Biotechnology Corp.	14,000	10,114
	Apex International Co. Ltd.	28,000	42,764
	Apex Science & Engineering	23,000	7,023
	Ardentec Corp.	68,430	88,631
	Argosy Research, Inc.	10,000	18,815
	Asia Cement Corp.	446,000	515,703
	Asia Electronic Material Co. Ltd.	19,000	8,946
	Asia Optical Co., Inc.	42,000	74,477
*	Asia Pacific Telecom Co. Ltd.	351,033	68,874
	Asia Polymer Corp.	63,000	48,476
	Asia Tech Image, Inc.	13,000	21,804
	ASROCK, Inc.	9,000	27,240
	Aten International Co. Ltd.	14,000	32,831
	AUO Corp.	1,287,200	671,771
	Avalue Technology, Inc.	6,000	10,489
	Aver Information, Inc.	10,000	12,147
	Axiomtek Co. Ltd.	9,000	14,776
*	Azurewave Technologies, Inc.	18,000	10,245

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Bank of Kaohsiung Co. Ltd.	148,632	$56,628
	Basso Industry Corp.	28,000	33,505
	BenQ Materials Corp.	23,000	20,710
	BES Engineering Corp.	293,000	72,542
	Bin Chuan Enterprise Co. Ltd.	17,000	11,400
	Brave C&H Supply Co. Ltd.	8,000	15,982
	Brighton-Best International Taiwan, Inc.	54,000	56,072
*	Cameo Communications, Inc.	38,531	11,064
	Capital Futures Corp.	19,043	20,675
	Capital Securities Corp.	134,000	41,511
*	Career Technology MFG. Co. Ltd.	81,528	60,792
	Cathay Real Estate Development Co. Ltd.	113,600	51,089
	Cayman Engley Industrial Co. Ltd.	9,261	18,245
	Celxpert Energy Corp.	21,000	19,260
	Central Reinsurance Co. Ltd.	37,800	20,864
	Chain Chon Industrial Co. Ltd.	35,097	13,265
*	ChainQui Construction Development Co. Ltd.	31,000	13,706
	Champion Building Materials Co. Ltd.	77,000	21,976
	Chang Hwa Commercial Bank Ltd.	556,408	286,333
	Channel Well Technology Co. Ltd.	29,000	21,481
	CHC Healthcare Group	20,000	24,484
	Chen Full International Co. Ltd.	14,000	14,761
#	Cheng Loong Corp.	134,000	108,814
	Cheng Mei Materials Technology Corp.	110,000	31,469
	Cheng Shin Rubber Industry Co. Ltd.	110,000	110,054
	Cheng Uei Precision Industry Co. Ltd.	77,000	80,135
*	Chenming Electronic Technology Corp.	22,000	9,232
	Chia Chang Co. Ltd.	11,000	11,448
	Chien Shing Harbour Service Co. Ltd.	8,000	8,107
	China Airlines Ltd.	495,000	259,122
	China Bills Finance Corp.	142,000	62,567
	China Chemical & Pharmaceutical Co. Ltd.	61,000	38,196
	China General Plastics Corp.	64,516	39,479
	China Metal Products	53,000	44,033
	China Wire & Cable Co. Ltd.	26,000	20,208
	Chinese Maritime Transport Ltd.	16,710	16,597
	Ching Feng Home Fashions Co. Ltd.	28,000	14,410
	Chin-Poon Industrial Co. Ltd.	76,000	64,708
*	Chipbond Technology Corp.	130,000	219,087
	ChipMOS Technologies, Inc.	111,344	109,349
	Chong Hong Construction Co. Ltd.	40,000	88,244
	Chun Yuan Steel Industry Co. Ltd.	95,000	43,672
*	Chung Hung Steel Corp.	156,000	95,058
	Chung Hwa Pulp Corp.	70,015	36,095
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	10,000	15,913
	Chunghwa Precision Test Tech Co. Ltd.	4,000	47,024
	Collins Co. Ltd.	19,000	8,447
	Compal Broadband Networks, Inc.	11,000	7,289
	Compal Electronics, Inc.	871,000	569,693
	Compeq Manufacturing Co. Ltd.	170,000	229,658
	Compucase Enterprise	25,000	20,505
	Concord International Securities Co. Ltd.	31,800	9,720
	Concord Securities Co. Ltd.	106,142	30,820
	Continental Holdings Corp.	90,000	77,797
	Contrel Technology Co. Ltd.	15,000	6,459
	Coretronic Corp.	63,000	97,484
	Co-Tech Development Corp.	32,000	43,198
	Crowell Development Corp.	16,000	7,372
	CviLux Corp.	17,000	15,849

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	CyberPower Systems, Inc.	9,000	$25,833
	DA CIN Construction Co. Ltd.	55,000	51,079
	Dadi Early-Childhood Education Group Ltd.	4,000	9,921
	Dafeng TV Ltd.	12,000	17,998
	Da-Li Development Co. Ltd.	62,622	51,159
	Darfon Electronics Corp.	37,000	43,362
*	Darwin Precisions Corp.	76,000	20,215
	De Licacy Industrial Co. Ltd.	71,000	30,578
	Depo Auto Parts Ind Co. Ltd.	20,000	41,143
	D-Link Corp.	100,400	45,183
	Dynamic Holding Co. Ltd.	43,688	21,964
	Dynapack International Technology Corp.	22,000	46,648
	Eastern Media International Corp.	52,000	33,445
*	Edimax Technology Co. Ltd.	60,000	27,732
	Edom Technology Co. Ltd.	38,000	32,019
	Elite Advanced Laser Corp.	19,000	20,653
	Elite Semiconductor Microelectronics Technology, Inc.	49,000	94,324
*	Elitegroup Computer Systems Co. Ltd.	67,000	42,519
	Emerging Display Technologies Corp.	17,000	10,353
	Ennoconn Corp.	3,000	17,154
	Ennostar, Inc.	134,400	170,717
	EnTie Commercial Bank Co. Ltd.	110,000	48,932
	Eson Precision Ind Co. Ltd.	15,000	27,336
	Eternal Materials Co. Ltd.	133,949	124,116
	Eva Airways Corp.	104,648	75,569
*	Everest Textile Co. Ltd.	129,547	30,653
	Evergreen International Storage & Transport Corp.	93,000	74,708
	Everlight Chemical Industrial Corp.	81,450	43,735
	Everlight Electronics Co. Ltd.	86,000	91,205
	Excel Cell Electronic Co. Ltd.	28,000	20,195
	Excelsior Medical Co. Ltd.	24,856	47,552
	Far Eastern Department Stores Ltd.	193,000	107,755
	Far Eastern International Bank	459,435	150,914
	Far Eastern New Century Corp.	516,000	514,301
	Farglory F T Z Investment Holding Co. Ltd.	11,000	17,701
	Farglory Land Development Co. Ltd.	52,000	85,797
	Feedback Technology Corp.	8,400	18,624
	Feng Hsin Steel Co. Ltd.	25,000	43,597
	First Hi-Tec Enterprise Co. Ltd.	10,000	12,352
	First Insurance Co. Ltd.	37,000	16,122
*	First Steamship Co. Ltd.	134,806	33,413
	FIT Holding Co. Ltd.	28,000	20,205
	Fitipower Integrated Technology, Inc.	11,000	35,297
	Fittech Co. Ltd.	7,000	17,091
	FLEXium Interconnect, Inc.	62,000	175,642
	FOCI Fiber Optic Communications, Inc.	12,000	8,105
	Forcecon Tech Co. Ltd.	12,000	16,978
	Formosa Advanced Technologies Co. Ltd.	27,000	31,478
	Formosa Laboratories, Inc.	21,322	31,221
	Formosa Optical Technology Co. Ltd.	7,000	12,267
	Formosan Union Chemical	58,179	36,614
	Founding Construction & Development Co. Ltd.	24,000	12,791
	Froch Enterprise Co. Ltd.	41,000	28,224
	Fu Chun Shin Machinery Manufacture Co. Ltd.	39,978	22,045
	Fulltech Fiber Glass Corp.	74,901	26,213
	Fwusow Industry Co. Ltd.	37,000	22,403
	Gamania Digital Entertainment Co. Ltd.	15,000	24,968
*	GCS Holdings, Inc.	12,000	12,964
	Gemtek Technology Corp.	73,000	59,045

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	General Interface Solution Holding Ltd.	46,000	$110,801
	General Plastic Industrial Co. Ltd.	13,000	11,147
	Genmont Biotech, Inc.	14,000	9,159
	Getac Holdings Corp.	64,000	77,244
*	Giantplus Technology Co. Ltd.	73,000	24,963
	Gigabyte Technology Co. Ltd.	92,000	262,674
*	Gigasolar Materials Corp.	632	1,879
	Global Brands Manufacture Ltd.	71,240	56,849
	Global Lighting Technologies, Inc.	17,000	28,895
*	Globe Union Industrial Corp.	44,000	16,174
	Gloria Material Technology Corp.	88,880	78,190
	GMI Technology, Inc.	26,247	14,028
	Goldsun Building Materials Co. Ltd.	194,520	136,492
	Good Will Instrument Co. Ltd.	16,000	12,647
#	Gordon Auto Body Parts	46,000	30,350
	Gourmet Master Co. Ltd.	14,000	42,498
	Grand Fortune Securities Co. Ltd.	41,797	13,207
	Great China Metal Industry	26,000	19,515
	Greatek Electronics, Inc.	48,000	69,106
	GTM Holdings Corp.	21,000	15,725
	HannsTouch Solution, Inc.	125,713	35,843
	Harvatek Corp.	29,000	13,908
	Heran Co. Ltd.	5,000	15,727
	Hey Song Corp.	61,000	61,713
	Highwealth Construction Corp.	79,651	102,360
	Hitron Technology, Inc.	37,204	28,486
	Hiyes International Co. Ltd.	5,500	9,833
	Hocheng Corp.	45,920	15,435
	Holy Stone Enterprise Co. Ltd.	22,000	59,502
*	Hong Pu Real Estate Development Co. Ltd.	47,000	32,066
	Hong TAI Electric Industrial	39,000	17,564
	Hong YI Fiber Industry Co.	14,000	7,380
	Hsin Kuang Steel Co. Ltd.	54,000	57,136
	HUA ENG Wire & Cable Co. Ltd.	75,000	29,830
	Huaku Development Co. Ltd.	42,000	112,184
	Hung Ching Development & Construction Co. Ltd.	33,000	21,161
	Hung Sheng Construction Ltd.	88,352	67,529
	Huxen Corp.	7,000	9,866
	Hwa Fong Rubber Industrial Co. Ltd.	72,117	31,310
	Hwacom Systems, Inc.	18,000	7,814
	Ibase Technology, Inc.	9,000	18,544
	IBF Financial Holdings Co. Ltd.	452,205	155,595
	Ichia Technologies, Inc.	56,000	30,955
#*	Ideal Bike Corp.	36,000	23,078
	Innolux Corp.	1,734,885	636,237
	Inpaq Technology Co. Ltd.	17,000	21,226
*	Integrated Service Technology, Inc.	19,000	46,217
	Iron Force Industrial Co. Ltd.	4,000	8,795
	I-Sheng Electric Wire & Cable Co. Ltd.	16,000	20,132
	ITE Technology, Inc.	30,000	55,206
	ITEQ Corp.	37,000	62,706
	Jarllytec Co. Ltd.	14,000	22,930
	Jean Co. Ltd.	47,299	17,736
	Jess-Link Products Co. Ltd.	17,250	18,778
	Jia Wei Lifestyle, Inc.	7,000	9,161
	Jiin Yeeh Ding Enterprise Co. Ltd.	8,800	8,704
	Johnson Health Tech Co. Ltd.	21,000	46,993
	Jourdeness Group Ltd.	7,000	15,707
	K Laser Technology, Inc.	43,000	24,095

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Kaimei Electronic Corp.	18,000	$28,863
	Kedge Construction Co. Ltd.	9,900	14,017
	KEE TAI Properties Co. Ltd.	81,000	27,363
	Kenda Rubber Industrial Co. Ltd.	109,200	103,402
	Kerry TJ Logistics Co. Ltd.	23,000	24,899
*	Key Ware Electronics Co. Ltd.	19,893	6,065
	Kindom Development Co. Ltd.	64,300	48,008
	King Chou Marine Technology Co. Ltd.	10,200	10,755
#	King Yuan Electronics Co. Ltd.	198,000	200,330
	King’s Town Bank Co. Ltd.	148,000	140,857
*	King’s Town Construction Co. Ltd.	27,000	28,579
	Kinko Optical Co. Ltd.	36,769	26,144
	Kinpo Electronics	263,000	115,055
	Kinsus Interconnect Technology Corp.	42,000	135,335
*	Kung Sing Engineering Corp.	74,426	14,866
	Kuo Toong International Co. Ltd.	40,551	24,313
	Kuo Yang Construction Co. Ltd.	38,183	21,231
	Kwong Lung Enterprise Co. Ltd.	21,000	39,171
	L&K Engineering Co. Ltd.	41,000	36,434
	Lanner Electronics, Inc.	16,000	31,898
	Laser Tek Taiwan Co. Ltd.	9,000	7,194
	Laster Tech Corp. Ltd.	9,745	8,739
	Lealea Enterprise Co. Ltd.	153,000	49,290
	LEE CHI Enterprises Co. Ltd.	37,000	24,709
	Lelon Electronics Corp.	18,508	27,748
	Leo Systems, Inc.	13,000	11,404
*	Leofoo Development Co. Ltd.	17,000	8,329
*	Li Peng Enterprise Co. Ltd.	113,000	27,125
	Lingsen Precision Industries Ltd.	69,000	27,497
	Liton Technology Corp.	9,000	6,830
	Long Da Construction & Development Corp.	27,000	17,204
	Longchen Paper & Packaging Co. Ltd.	142,031	65,311
	Longwell Co.	18,000	29,095
	Lucky Cement Corp.	46,000	14,618
	Lumax International Corp. Ltd.	13,500	27,543
	Lung Yen Life Service Corp.	28,000	30,649
	Luxe Electric Co. Ltd.	22,470	11,403
	Macauto Industrial Co. Ltd.	8,000	14,185
	Macronix International Co. Ltd.	325,000	299,419
	Mayer Steel Pipe Corp.	27,000	18,057
	Mercuries & Associates Holding Ltd.	65,347	28,662
*	Mercuries Life Insurance Co. Ltd.	390,050	66,259
	Merry Electronics Co. Ltd.	33,704	82,116
	METAAGE Corp.	15,000	14,516
	Mildef Crete, Inc.	10,000	12,486
	MIN AIK Technology Co. Ltd.	44,000	21,924
	Mirle Automation Corp.	31,000	34,626
	MOSA Industrial Corp.	29,000	21,034
	MPI Corp.	14,000	36,681
	Namchow Holdings Co. Ltd.	32,000	42,989
	Nan Liu Enterprise Co. Ltd.	4,000	8,685
	Nan Pao Resins Chemical Co. Ltd.	8,000	31,850
	Nang Kuang Pharmaceutical Co. Ltd.	9,000	9,327
	Nantex Industry Co. Ltd.	39,000	40,927
#	Nanya Technology Corp.	218,000	367,511
*	National Aerospace Fasteners Corp.	9,000	16,418
	New Best Wire Industrial Co. Ltd.	19,000	21,201
	Nexcom International Co. Ltd.	26,000	20,825
	Nien Hsing Textile Co. Ltd.	41,000	26,862

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Niko Semiconductor Co. Ltd.	14,000	$19,916
	Nishoku Technology, Inc.	5,000	13,382
	O-Bank Co. Ltd.	224,375	55,184
	Ocean Plastics Co. Ltd.	35,000	35,757
	OK Biotech Co. Ltd.	17,000	11,784
	Orient Semiconductor Electronics Ltd.	47,000	23,551
	Oriental Union Chemical Corp.	75,000	39,230
	Pacific Construction Co.	25,000	6,937
	Pacific Hospital Supply Co. Ltd.	15,000	30,480
	Paiho Shih Holdings Corp.	18,000	14,068
	Pan Jit International, Inc.	14,000	23,809
	PChome Online, Inc.	22,000	34,210
#	Pegatron Corp.	317,000	579,501
	PharmaEngine, Inc.	17,000	49,905
*††	Pharmally International Holding Co. Ltd.	5,000	0
	Phison Electronics Corp.	24,000	219,337
	Pixart Imaging, Inc.	22,000	54,984
	Plotech Co. Ltd.	23,400	14,250
	Powerchip Semiconductor Manufacturing Corp.	410,000	390,299
#	Powertech Technology, Inc.	123,000	284,071
	President Securities Corp.	166,453	75,558
	Primax Electronics Ltd.	58,000	97,165
	Prince Housing & Development Corp.	185,000	59,087
	Promate Electronic Co. Ltd.	21,000	22,914
	Prosperity Dielectrics Co. Ltd.	17,000	16,321
	Qisda Corp.	116,000	88,179
	QST International Corp.	9,900	17,641
	Qualipoly Chemical Corp.	18,900	18,560
	Quanta Storage, Inc.	41,000	48,008
	Quintain Steel Co. Ltd.	52,776	19,688
	Radiant Opto-Electronics Corp.	68,000	207,187
	Radium Life Tech Co. Ltd.	148,760	41,843
	Rechi Precision Co. Ltd.	59,000	28,975
	Rexon Industrial Corp. Ltd.	27,000	23,586
	Rich Development Co. Ltd.	133,000	33,742
*	Ritek Corp.	156,724	34,026
	Rodex Fasteners Corp.	8,000	14,973
*	Roo Hsing Co. Ltd.	187,000	16,946
	Sampo Corp.	58,800	42,840
	San Far Property Ltd.	44,171	15,821
	Sanyang Motor Co. Ltd.	85,000	95,628
	Scan-D Corp.	6,000	8,466
	ScinoPharm Taiwan Ltd.	44,000	32,455
	Sea Sonic Electronics Co. Ltd.	7,000	9,956
	Senao International Co. Ltd.	22,000	20,287
	Shan-Loong Transportation Co. Ltd.	28,000	28,317
	Sharehope Medicine Co. Ltd.	11,024	10,046
	ShenMao Technology, Inc.	10,000	11,540
	Shih Her Technologies, Inc.	10,000	15,675
	Shih Wei Navigation Co. Ltd.	39,000	27,638
	Shihlin Electric & Engineering Corp.	54,000	91,504
	Shin Foong Specialty & Applied Materials Co. Ltd.	9,000	14,329
	Shin Kong Financial Holding Co. Ltd.	2,767,159	686,039
	Shin Ruenn Development Co. Ltd.	25,460	20,690
	Shin Zu Shing Co. Ltd.	20,000	48,270
*	Shining Building Business Co. Ltd.	102,444	28,810
	Shinkong Insurance Co. Ltd.	36,000	49,186
	Shinkong Textile Co. Ltd.	23,000	27,249
*	Shuttle, Inc.	85,000	29,837

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Sigurd Microelectronics Corp.	76,046	$109,461
	Simplo Technology Co. Ltd.	29,000	230,428
	Sincere Navigation Corp.	62,830	34,297
	Singatron Enterprise Co. Ltd.	18,000	11,097
	Sinher Technology, Inc.	6,000	6,595
	Sinyi Realty, Inc.	33,000	28,698
	Siward Crystal Technology Co. Ltd.	33,000	29,939
	Solar Applied Materials Technology Corp.	70,000	60,029
	Solteam, Inc.	18,000	22,458
	Southeast Cement Co. Ltd.	19,000	10,454
	Sports Gear Co. Ltd.	31,000	67,290
	Standard Chemical & Pharmaceutical Co. Ltd.	15,000	20,733
	Sunplus Technology Co. Ltd.	41,000	28,524
	Sunrex Technology Corp.	31,685	35,371
	Sunspring Metal Corp.	37,807	24,198
	Supreme Electronics Co. Ltd.	69,765	71,606
	Swancor Holding Co. Ltd.	10,000	27,605
	Sweeten Real Estate Development Co. Ltd.	42,768	31,527
	Syncmold Enterprise Corp.	22,000	40,264
	Syscom Computer Engineering Co.	20,000	14,803
	Systex Corp.	32,000	65,690
	T3EX Global Holdings Corp.	15,000	28,164
	TA Chen Stainless Pipe	278,597	325,535
	Ta Ya Electric Wire & Cable	127,726	65,357
	TA-I Technology Co. Ltd.	19,000	24,338
*	Tai Tung Communication Co. Ltd.	17,000	7,230
	Taichung Commercial Bank Co. Ltd.	621,682	241,788
	TaiDoc Technology Corp.	8,000	42,163
	Taiflex Scientific Co. Ltd.	36,460	45,423
	Taimide Tech, Inc.	15,000	14,136
	Tainan Spinning Co. Ltd.	234,000	117,335
	Tai-Saw Technology Co. Ltd.	14,000	10,353
	Taishin Financial Holding Co. Ltd.	1,711,336	702,320
	Taita Chemical Co. Ltd.	52,132	32,124
	TAI-TECH Advanced Electronics Co. Ltd.	10,000	22,797
	Taitien Electronics Co. Ltd.	12,000	10,495
	Taiwan Business Bank	1,200,236	444,341
	Taiwan Chinsan Electronic Industrial Co. Ltd.	12,730	13,224
	Taiwan Fire & Marine Insurance Co. Ltd.	48,000	29,483
	Taiwan FU Hsing Industrial Co. Ltd.	39,000	48,447
	Taiwan Glass Industry Corp.	227,000	143,382
	Taiwan Hon Chuan Enterprise Co. Ltd.	38,000	98,203
††	Taiwan Land Development Corp.	129,466	8,076
	Taiwan Line Tek Electronic	10,000	7,558
	Taiwan Navigation Co. Ltd.	52,000	37,398
	Taiwan Paiho Ltd.	51,000	77,053
	Taiwan PCB Techvest Co. Ltd.	48,000	48,494
	Taiwan Sanyo Electric Co. Ltd.	27,000	29,568
	Taiwan Shin Kong Security Co. Ltd.	45,000	53,952
	Taiwan Styrene Monomer	85,000	32,546
	Taiwan Surface Mounting Technology Corp.	44,000	111,269
*	Taiwan TEA Corp.	77,000	49,040
	Taiwan Union Technology Corp.	41,000	55,665
	Taiwan-Asia Semiconductor Corp.	46,000	44,994
	Taiyen Biotech Co. Ltd.	28,000	26,052
	TBI Motion Technology Co. Ltd.	12,000	12,109
	Test Rite International Co. Ltd.	44,000	27,550
	Thye Ming Industrial Co. Ltd.	20,000	21,470
	Ting Sin Co. Ltd.	385	164

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ton Yi Industrial Corp.	170,000	$87,381
	Tong Hsing Electronic Industries Ltd.	28,000	149,705
	Tong Yang Industry Co. Ltd.	75,000	104,950
	Tong-Tai Machine & Tool Co. Ltd.	27,000	11,134
	Top Union Electronics Corp.	18,799	13,419
	Topco Technologies Corp.	8,999	19,538
	Topkey Corp.	6,000	32,054
	Topoint Technology Co. Ltd.	12,000	10,552
	Toung Loong Textile Manufacturing	27,540	22,620
	Transcend Information, Inc.	38,000	75,868
	Tripod Technology Corp.	38,000	104,997
	Tsann Kuen Enterprise Co. Ltd.	14,032	18,171
	TSC Auto ID Technology Co. Ltd.	4,000	23,187
	TSRC Corp.	98,000	80,298
	TST Group Holding Ltd.	4,800	15,046
#	Tung Ho Steel Enterprise Corp.	75,190	115,065
	Tung Ho Textile Co. Ltd.	29,000	15,363
	Turvo International Co. Ltd.	5,000	14,038
	TYC Brother Industrial Co. Ltd.	42,000	32,665
*	Tycoons Group Enterprise	42,000	10,404
	Tyntek Corp.	44,000	20,687
	UDE Corp.	10,000	9,162
	U-Ming Marine Transport Corp.	75,000	81,691
	Unic Technology Corp.	29,000	11,367
	Union Bank Of Taiwan	393,299	184,591
	Unitech Computer Co. Ltd.	20,000	18,142
*	Unitech Printed Circuit Board Corp.	78,297	42,377
*	United Orthopedic Corp.	10,000	9,613
	United Radiant Technology	21,000	10,316
††	Unity Opto Technology Co. Ltd.	91,000	2,182
	Univacco Technology, Inc.	11,000	8,372
	Universal Cement Corp.	76,277	47,307
	Unizyx Holding Corp.	57,488	45,668
	UPC Technology Corp.	147,664	55,800
	USI Corp.	161,091	101,012
*	Usun Technology Co. Ltd.	8,000	6,228
	U-Tech Media Corp.	33,000	15,591
	Ve Wong Corp.	16,000	16,142
	Ventec International Group Co. Ltd.	10,000	18,372
	Waffer Technology Corp.	1,509	1,447
	Wah Hong Industrial Corp.	15,000	13,474
	Wah Lee Industrial Corp.	34,680	86,267
	Walsin Lihwa Corp.	553,161	611,891
	Walsin Technology Corp.	57,000	139,129
	Walton Advanced Engineering, Inc.	67,000	22,380
	We & Win Development Co. Ltd.	49,000	10,461
	WEI Chih Steel Industrial Co. Ltd.	31,000	20,942
	Wei Chuan Foods Corp.	51,000	28,854
	Weikeng Industrial Co. Ltd.	71,661	57,031
	Well Shin Technology Co. Ltd.	18,000	25,081
	WELLELL, Inc.	14,000	10,066
	Winbond Electronics Corp.	612,363	369,107
	Wisdom Marine Lines Co. Ltd.	74,000	119,684
	Wistron Corp.	554,841	447,964
	Wistron NeWeb Corp.	45,040	116,780
	Wonderful Hi-Tech Co. Ltd.	7,392	6,952
	WPG Holdings Ltd.	194,000	264,142
	WT Microelectronics Co. Ltd.	78,207	141,256
	XAC Automation Corp.	19,000	12,300

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Xxentria Technology Materials Corp.	26,000	$45,713
	Ya Horng Electronic Co. Ltd.	9,000	10,544
	Yageo Corp.	59,694	676,751
	YC INOX Co. Ltd.	73,396	57,592
	Yea Shin International Development Co. Ltd.	32,261	22,118
	Yem Chio Co. Ltd.	92,350	37,055
	Yeong Guan Energy Technology Group Co. Ltd.	18,766	28,883
	YFC-Boneagle Electric Co. Ltd.	15,639	11,773
#	YFY, Inc.	263,000	208,172
	Yieh Phui Enterprise Co. Ltd.	183,300	81,041
	YONGGU Group, Inc.	10,000	14,901
	Yonyu Plastics Co. Ltd.	9,000	9,236
	Youngtek Electronics Corp.	24,000	42,004
	Yuanta Futures Co. Ltd.	11,280	16,383
	Yulon Motor Co. Ltd.	105,000	148,329
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	28,114
	YungShin Global Holding Corp.	29,000	34,985
	Zeng Hsing Industrial Co. Ltd.	9,000	30,003
	Zenitron Corp.	27,000	21,502
	Zero One Technology Co. Ltd.	25,475	30,367
	Zhen Ding Technology Holding Ltd.	89,000	291,681
*	Zhong Yang Technology Co. Ltd.	12,000	13,200
	Zig Sheng Industrial Co. Ltd.	111,000	33,007
*	Zinwell Corp.	64,000	32,800
	Zippy Technology Corp.	9,000	10,570
	ZongTai Real Estate Development Co. Ltd.	43,903	40,026

TOTAL TAIWAN			29,148,900

THAILAND — (0.7%)
	AAPICO Hitech PCL	39,160	31,124
	Advanced Information Technology PCL	168,000	27,367
	AJ Plast PCL	46,500	15,150
	Allianz Ayudhya Capital PCL	11,000	12,283
*	Ananda Development PCL	597,993	22,468
	AP Thailand PCL	427,100	109,973
	Asia Plus Group Holdings PCL	364,300	28,715
	Asian Insulators PCL	77,450	12,718
	Bangchak Corp. PCL	194,900	156,186
	Bangkok Insurance PCL	16,100	116,752
	Bangkok Land PCL	2,507,300	66,536
	Bangkok Life Assurance PCL, NVDR	47,400	40,787
*	Bangkok Ranch PCL	119,400	8,784
	Banpu PCL	202,532	66,517
*	Better World Green PCL	1,033,000	19,542
	BG Container Glass PCL	69,400	18,052
	Cal-Comp Electronics Thailand PCL, Class F	688,656	39,807
	CIMB Thai Bank PCL	1,716,700	37,888
*	Country Group Development PCL	992,900	12,000
	Dhipaya Group Holdings PCL	79,000	112,605
	Eastern Power Group PCL	115,900	13,155
	Eastern Water Resources Development & Management PCL, Class F	147,800	19,805
	Esso Thailand PCL	136,300	51,927
	Frasers Property Thailand PCL	48,300	19,290
	GFPT PCL	144,700	55,888
	Global Green Chemicals PCL, Class F	86,200	32,161
	Haad Thip PCL	20,200	15,126
	Hana Microelectronics PCL	78,300	71,490
	Ichitan Group PCL	73,700	20,526
	Index Livingmall PCL	19,700	9,006

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Interlink Communication PCL	48,000	$9,774
	IRPC PCL	1,947,932	160,707
*	Italian-Thai Development PCL	1,107,100	56,140
	KGI Securities Thailand PCL	250,300	31,830
	Khon Kaen Sugar Industry PCL	362,960	35,476
	Kiatnakin Phatra Bank PCL	38,600	74,036
	Lalin Property PCL	107,600	25,444
	Lam Soon Thailand PCL	56,200	7,383
	Lanna Resources PCL	70,000	34,025
	LH Financial Group PCL	450,900	13,032
	Loxley PCL	479,200	27,699
	LPN Development PCL	298,200	32,437
	MBK PCL	221,205	109,266
	MC Group PCL	100,600	26,300
	MCS Steel PCL	67,100	16,396
	Millcon Steel PCL	248,183	5,217
	Noble Development PCL	181,200	21,710
	Origin Property PCL, Class F	149,500	40,066
	Polyplex Thailand PCL	85,200	52,830
*	Power Solution Technologies PCL, Class F	307,700	13,825
	Precious Shipping PCL	182,500	62,815
	Prima Marine PCL	195,700	33,165
	Property Perfect PCL	2,489,056	25,505
	Pruksa Holding PCL	122,100	38,497
	Quality Houses PCL	1,508,200	85,594
*	Raimon Land PCL	515,800	9,622
	Rojana Industrial Park PCL	220,300	33,572
*	S Hotels & Resorts PCL	201,800	19,618
*	Samart Corp. PCL	178,900	26,793
	Sansiri PCL	2,197,100	75,623
	SC Asset Corp. PCL	339,100	33,500
	SCG Ceramics PCL	308,500	16,698
*	SEAFCO PCL	147,500	13,332
*	Seafresh Industry PCL	92,800	7,559
	Sena Development PCL	196,116	21,023
*	SENA J Property PCL	755,800	24,823
*	Seven Utilities & Power PLC	445,500	9,130
	Siam City Cement PCL	18,700	74,191
	Siamgas & Petrochemicals PCL	83,800	22,899
*	Singha Estate PCL	546,200	25,975
	Sino-Thai Engineering & Construction PCL	168,000	51,645
	SNC Former PCL	53,600	23,096
	Somboon Advance Technology PCL	57,400	32,123
	SPCG PCL	112,000	40,315
	Sri Trang Agro-Industry PCL	146,300	73,803
	Sri Trang Gloves Thailand PCL	148,200	43,222
	Srithai Superware PCL	235,400	10,205
	Star Petroleum Refining PCL	325,000	101,616
	Supalai PCL	252,825	139,499
	Super Energy Corp. PCL	1,924,700	35,399
	Syntec Construction PCL	380,800	15,708
	Tata Steel Thailand PCL	749,600	19,892
	Thai Oil PCL	10,983	15,727
	Thai Rubber Latex Group PCL	145,680	8,268
	Thai Stanley Electric PCL, Class F	8,458	40,446
	Thai Union Group PCL, Class F	122,500	57,935
	Thaicom PCL	123,400	37,286
	Thaifoods Group PCL, Class F	153,700	22,615
	Thanachart Capital PCL	68,400	71,887

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Thoresen Thai Agencies PCL	184,800	$36,416
	Tipco Asphalt PCL	92,300	41,470
	TKS Technologies PCL	46,640	13,235
	TPI Polene PCL	1,534,100	71,344
	TPI Polene Power PCL	422,400	37,290
*	U City PLC, Class F	545,400	23,071
	Univanich Palm Oil PCL	46,900	8,749
	Vanachai Group PCL	89,800	13,803
	WHA Corp. PCL	963,300	99,722
	Workpoint Entertainment PCL	20,800	9,892

TOTAL THAILAND			3,912,834

TURKEY — (0.2%)
	Aksa Enerji Uretim AS	48,242	107,304
	Alarko Holding AS	33,735	116,420
*	Albaraka Turk Katilim Bankasi AS	161,888	19,923
	Anadolu Efes Biracilik Ve Malt Sanayii AS	44,587	114,728
	Bera Holding AS	70,033	86,253
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	9,716	27,727
*	Bursa Cimento Fabrikasi AS	156,049	39,574
	Cemtas Celik Makina Sanayi Ve Ticaret AS	13,959	34,046
	Cimsa Cimento Sanayi VE Ticaret AS	16,339	67,292
	Is Yatirim Menkul Degerler AS, Class A	9,771	18,965
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	50,203	26,034
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	170,857	109,798
	Kordsa Teknik Tekstil AS	15,368	52,991
*	Petkim Petrokimya Holding AS	173,171	123,880
*	Reysas Tasimacilik ve Lojistik Ticaret AS	10,208	6,275
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	24,464	30,335
*	TAV Havalimanlari Holding AS	31,148	131,193
	Tekfen Holding AS	12,587	22,320
*	Turkiye Halk Bankasi AS	119,934	53,111
*	Turkiye Vakiflar Bankasi TAO, Class D	107,316	49,378
	Vestel Elektronik Sanayi ve Ticaret AS	13,751	34,079
*	Zorlu Enerji Elektrik Uretim AS	97,902	24,867

TOTAL TURKEY			1,296,493

UNITED ARAB EMIRATES — (0.4%)
	Abu Dhabi National Insurance Co. PSC	13,208	21,503
	Agthia Group PJSC	29,329	35,672
	Air Arabia PJSC	145,626	80,883
*	Ajman Bank PJSC	230,388	46,333
	Amanat Holdings PJSC	166,793	41,793
	Dana Gas PJSC	413,635	105,893
*	Deyaar Development PJSC	379,056	50,676
	Dubai Investments PJSC	434,216	257,681
*	Emaar Development PJSC	163,495	190,395
	Emaar Properties PJSC	908,458	1,499,641
	Islamic Arab Insurance Co.	81,968	11,564
*	Manazel PJSC	339,566	37,263
*	RAK Properties PJSC	232,895	46,891
	Ras Al Khaimah Ceramics	60,810	47,673
*	Union Properties PJSC	502,430	35,291

TOTAL UNITED ARAB EMIRATES			2,509,152

UNITED KINGDOM — (8.7%)
*	accesso Technology Group PLC	12,899	91,770
*	Accsys Technologies PLC	9,849	7,760

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Advanced Medical Solutions Group PLC	27,578	$86,340
	AG Barr PLC	25,691	132,391
	Airtel Africa PLC	237,820	307,835
	Alliance Pharma PLC	155,597	110,667
	Anglo-Eastern Plantations PLC	6,082	55,793
	Appreciate Group PLC	61,766	19,048
	Ashmore Group PLC	63,989	151,533
*	ASOS PLC	5,257	33,851
*Ω	Aston Martin Lagonda Global Holdings PLC	4,955	5,988
	Avon Protection PLC	5,407	64,410
*	Babcock International Group PLC	71,257	225,076
Ω	Bakkavor Group PLC	34,589	36,106
	Balfour Beatty PLC	184,807	633,186
	Bank of Georgia Group PLC	13,268	323,734
	Barratt Developments PLC	294,947	1,272,132
	Beazley PLC	157,957	1,132,838
	Begbies Traynor Group PLC	30,790	45,690
	Bellway PLC	36,010	765,830
	Berkeley Group Holdings PLC	10,130	403,036
Ω	Biffa PLC	80,822	380,354
	Bloomsbury Publishing PLC	27,628	146,343
	Bodycote PLC	50,502	287,245
*	boohoo Group PLC	183,870	85,451
	BRAEMAR PLC	4,667	15,836
	Breedon Group PLC	333,430	200,007
	Brooks Macdonald Group PLC	362	7,895
*	C&C Group PLC	97,268	182,502
*	Capita PLC	445,443	123,943
	Capital Ltd.	34,732	32,677
*	Capricorn Energy PLC	107,167	304,421
*	Card Factory PLC	91,534	49,918
	Carr’s Group PLC	21,628	25,970
	Castings PLC	4,281	15,652
*	Cazoo Group Ltd.	23,178	7,417
	Centamin PLC	395,413	401,975
	Centaur Media PLC	16,082	7,378
	Central Asia Metals PLC	47,394	116,108
	Centrica PLC	1,480,134	1,300,610
	Chemring Group PLC	82,397	285,640
	Chesnara PLC	49,224	150,203
	City of London Investment Group PLC	9,126	40,299
	Clarkson PLC	339	10,730
	Close Brothers Group PLC	47,248	532,300
Ω	CMC Markets PLC	45,440	127,901
	Coats Group PLC	174,125	120,801
*	Costain Group PLC	49,233	20,020
*Ω	Countryside Partnerships PLC	104,591	254,810
	Cranswick PLC	14,376	490,824
	Crest Nicholson Holdings PLC	80,895	187,512
	Currys PLC.	358,895	268,051
	Curtis Banks Group PLC	3,656	11,298
*	De La Rue PLC	37,538	40,426
	DFS Furniture PLC	30,423	42,743
*	Dialight PLC	7,087	23,111
	Direct Line Insurance Group PLC	388,365	897,293
	DiscoverIE Group PLC	24,510	209,380
	Diversified Energy Co. PLC	155,630	224,678
	Drax Group PLC	112,465	671,598
	DS Smith PLC	398,008	1,327,325

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	easyJet PLC	72,083	$287,012
	EKF Diagnostics Holdings PLC	5,160	2,596
*	Elementis PLC	155,567	164,459
	Energean PLC	23,578	387,547
*	EnQuest PLC	449,364	139,356
	Epwin Group PLC	23,438	20,056
*	Esken Ltd.	135,985	8,605
	Essentra PLC	37,638	96,898
	Euromoney Institutional Investor PLC	28,427	472,081
*	FD Technologies PLC	4,362	67,080
	Ferrexpo PLC	84,255	98,820
	Fintel PLC	1,018	1,987
	Firstgroup PLC	219,616	263,667
	Flowtech Fluidpower PLC	7,489	8,951
Ω	Forterra PLC	38,458	96,221
	Foxtons Group PLC	71,351	24,545
*	Frasers Group PLC	42,129	312,604
	Fresnillo PLC	41,607	347,856
	Fuller Smith & Turner PLC, Class A	10,117	51,884
	Future PLC	4,551	63,780
	Galliford Try Holdings PLC	32,360	61,577
	Genel Energy PLC	25,330	36,884
	Genuit Group PLC	43,564	127,313
*	Georgia Capital PLC	11,037	79,053
	Gooch & Housego PLC	7,425	41,063
	Goodwin PLC	579	21,036
	Grafton Group PLC	68,236	540,242
	Grainger PLC	222,491	578,496
*	Greencore Group PLC	175,976	135,487
*	Griffin Mining Ltd.	5,698	5,203
	Gulf Keystone Petroleum Ltd.	67,566	161,979
*Ω	Gym Group PLC	34,339	45,514
	H&T Group PLC	10,598	51,824
	Halfords Group PLC	70,377	142,089
	Harbour Energy PLC	90,034	390,731
	Hargreaves Services PLC	7,040	29,934
	Harworth Group PLC	42,528	50,516
	Hays PLC	260,480	328,415
	Headlam Group PLC	22,133	61,115
	Helical PLC	34,718	131,337
	Henry Boot PLC	29,243	80,110
	Hikma Pharmaceuticals PLC	41,250	592,153
	Hill & Smith Holdings PLC	7,677	86,780
	Hiscox Ltd.	84,534	870,845
	Hochschild Mining PLC	65,061	39,753
*Ω	Hostelworld Group PLC	20,713	21,350
Ω	HSS Hire Group PLC	77,600	12,175
	Hunting PLC	43,030	131,774
*	Hyve Group PLC	62,986	38,654
Ω	Ibstock PLC	112,898	201,277
	Inchcape PLC	80,233	684,460
	International Distributions Services PLC	196,785	455,238
	Investec PLC	200,205	1,003,366
	iomart Group PLC	28,258	43,706
*	IQE PLC	158,574	76,108
	ITV PLC	624,585	480,903
	J Sainsbury PLC	524,764	1,169,748
*	James Fisher & Sons PLC	12,277	36,591
*	John Wood Group PLC	51,649	83,045

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Johnson Matthey PLC	46,446	$1,030,989
	Johnson Service Group PLC	64,245	68,115
	Jupiter Fund Management PLC	169,537	201,708
*Ω	Just Eat Takeaway.com NV	8,306	142,471
	Just Group PLC	332,537	220,882
	Keller Group PLC	22,579	162,485
*	Kier Group PLC	90,964	62,335
	Kingfisher PLC	587,635	1,476,393
	Lancashire Holdings Ltd.	74,271	421,498
	Lookers PLC	90,787	83,040
	LSL Property Services PLC	29,913	78,646
	Macfarlane Group PLC	49,928	55,670
	Man Group PLC	386,199	960,711
*	Marks & Spencer Group PLC	541,965	656,360
*	Marston’s PLC	191,746	76,825
	Me Group International PLC	71,977	76,527
	Mears Group PLC	13,603	29,563
	Mediclinic International PLC	123,286	701,340
	Melrose Industries PLC	1,024,099	1,373,709
*	Metro Bank PLC	33,672	27,345
	Micro Focus International PLC	51,309	305,933
*	Mitchells & Butlers PLC	69,678	92,888
	Mitie Group PLC	370,740	304,376
	MJ Gleeson PLC	11,285	48,226
	Morgan Sindall Group PLC	12,404	218,869
	MP Evans Group PLC	8,133	75,533
*	Naked Wines PLC	6,738	8,422
*	National Express Group PLC	155,339	301,126
	NCC Group PLC	84,208	192,576
*Ω	Network International Holdings PLC	27,205	101,878
	Norcros PLC	25,348	52,241
	Numis Corp. PLC	21,347	44,289
	OSB Group PLC	65,046	309,981
	Pan African Resources PLC	476,101	92,192
	Pearson PLC	3,599	39,780
	Pearson PLC, Sponsored ADR	2,636	29,312
*	Pendragon PLC	335,309	104,815
*	Petrofac Ltd.	64,849	80,098
	Pets at Home Group PLC	141,097	466,527
*	Pharos Energy PLC	110,849	33,677
*	Playtech PLC	60,543	359,756
	Plus500 Ltd.	3,261	67,463
	Porvair PLC	8,409	52,073
	PPHE Hotel Group Ltd.	860	12,449
	Premier Foods PLC	208,258	247,563
	Provident Financial PLC	35,160	65,907
	PZ Cussons PLC	64,010	146,770
	QinetiQ Group PLC	155,098	639,293
*	REA Holdings PLC	12,065	15,777
	Reach PLC	91,064	96,313
	Redcentric PLC	20,006	26,949
	Redde Northgate PLC	71,260	272,536
	Redrow PLC	85,950	413,595
*	Renewi PLC	22,085	133,797
*	Restaurant Group PLC	49,958	18,214
	RHI Magnesita NV	2,646	56,243
	Ricardo PLC	21,801	110,125
	Robert Walters PLC	8,184	46,975
*	Rockhopper Exploration PLC	89,812	10,136

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Rockhopper Exploration PLC	11,226	$360
	RPS Group PLC	56,020	142,196
*	RTW Venture Fund Ltd.	33,016	37,467
	RWS Holdings PLC	50,322	176,922
*	S4 Capital PLC	18,794	37,859
*	Saga PLC	11,723	11,615
*	Savannah Energy PLC	281,630	88,505
	Savills PLC	40,108	378,940
	Senior PLC	125,663	187,459
	Serco Group PLC	305,215	570,837
	Severfield PLC	96,126	54,064
*	SIG PLC	196,213	70,205
	Smart Metering Systems PLC	33,355	279,826
	Spectris PLC	9,701	336,227
	Speedy Hire PLC	156,008	69,140
*Ω	Spire Healthcare Group PLC	85,637	212,735
*	Staffline Group PLC	43,578	18,520
††	Studio Retail Group PLC	11,240	5,559
*	Superdry PLC	14,722	18,575
	Synthomer PLC	70,108	90,699
	Tate & Lyle PLC	97,855	786,282
	Taylor Wimpey PLC	1,049,610	1,128,465
	TBC Bank Group PLC	12,056	260,318
	TClarke PLC	8,710	12,156
Ω	TI Fluid Systems PLC	81,999	130,203
	TP ICAP Group PLC	239,262	504,604
	Travis Perkins PLC	63,395	597,502
*	Tremor International Ltd., ADR	2,714	21,495
	Trifast PLC	26,022	18,802
	TT Electronics PLC	58,713	90,831
	Tyman PLC	40,201	88,458
	Vertu Motors PLC	110,788	58,195
	Vesuvius PLC	72,682	282,358
	Virgin Money UK PLC	381,121	594,008
	Vistry Group PLC	69,728	482,482
	Vp PLC	3,924	32,131
	Wickes Group PLC	46,452	67,636
*	Xaar PLC	20,729	40,557
	XPS Pensions Group PLC	48,496	66,077
	Young & Co’s Brewery PLC	3,177	21,632
	Young & Co’s Brewery PLC, Class A	7,717	83,335
	Zotefoams PLC	12,016	40,684

TOTAL UNITED KINGDOM			49,374,714

UNITED STATES — (0.1%)
	ADTRAN Holdings, Inc.	11,533	261,151
	Noble Corp. PLC	7,211	256,309
	VAALCO Energy, Inc.	16,212	83,492

TOTAL UNITED STATES			600,952

TOTAL COMMON STOCKS			564,026,782

PREFERRED STOCKS — (0.4%)

BRAZIL — (0.1%)
	Alpargatas SASeries D	18,300	77,798
	Banco ABC Brasil SA	18,556	74,217
Ω	Banco BMG SASeries B	30,400	14,654
	Banco do Estado do Rio Grande do Sul SA Class B	52,100	117,705

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
BRAZIL — (Continued)
Banco Pan SA	51,165	$76,567
Cia Ferro Ligas da Bahia - FERBASA	9,400	95,447
Eucatex SA Industria e Comercio	14,000	21,520
Grazziotin SA	1,600	10,674
Marcopolo SA	110,973	61,872
Randon SA Implementos e Participacoes	39,954	76,884
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	76,200	106,655

TOTAL BRAZIL		733,993

GERMANY — (0.3%)
Draegerwerk AG & Co. KGaA	2,246	90,373
Fuchs Petrolub SE	19,808	567,282
Jungheinrich AG	13,189	327,760
Sixt SE	4,534	264,084
STO SE & Co. KGaA	754	97,122
Villeroy & Boch AGSeries A	889	14,847

TOTAL GERMANY		1,361,468

PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	22,520	13,984

SOUTH KOREA — (0.0%)
Haesung Industrial Co. Ltd.	46	420
Hyundai Engineering & Construction Co. Ltd.	243	9,653

TOTAL SOUTH KOREA		10,073

THAILAND — (0.0%)
* U City PLC	1,636,200	44,710

TOTAL PREFERRED STOCKS		2,164,228

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
* Decmil Group Ltd. Warrants 09/06/23	327	0
* Eureka Group Holdings Ltd. Rights 11/18/22	8,039	0
* PointsBet Holdings Ltd. Warrants 07/08/24	370	0

CHINA — (0.0%)
* Zhong An Group Ltd. Rights 12/31/22	2,367	0

INDONESIA — (0.0%)
* Adhi Karya Persero Tbk PT Rights 11/08/22	1,157,714	371

ITALY — (0.0%)
* Webuild SpA Warrants 08/02/30	2,669	0

MALAYSIA — (0.0%)
* Eco World Development Group Bhd Warrants 04/12/29	42,360	582
* Yinson Holdings Bhd Warrants 06/21/25	26,022	2,422

TOTAL MALAYSIA		3,004

SINGAPORE — (0.0%)
* Ezion Holdings Ltd. Warrants 04/16/23	196,236	0

SOUTH KOREA — (0.0%)
* Husteel Co. Ltd. Rights 12/06/22	3,456	3,118

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (0.0%)
*	Mercuries Life Insurance Co. Ltd. Rights 11/03/22	100,674	$875
*	Zeng Hsing Industrial Co. Ltd. 10/25/22	669	363

TOTAL TAIWAN			1,238

THAILAND — (0.0%)
*	Pstc W2 Warrants 10/28/23	102,567	0
*	SENA Developments PCL Warrants 03/21/24	49,029	477
*	Thai Union Group PCL Rights 11/30/22	3,473	0

TOTAL THAILAND			477

TOTAL RIGHTS/WARRANTS			8,208

TOTAL INVESTMENT SECURITIES (Cost $652,274,007)			566,199,218

			Value†
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	138,334	1,599,274

TOTAL INVESTMENTS — (100.0%) (Cost $653,873,721)			$567,798,492

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$130,232	$28,749,342	—	$28,879,574
Austria	—	3,602,917	—	3,602,917
Belgium	493,178	6,676,753	—	7,169,931
Brazil	8,328,731	107,694	—	8,436,425
Canada	50,544,558	15,482	—	50,560,040
Chile	—	633,668	—	633,668
China	1,098,697	31,467,344	$407,737	32,973,778
Colombia	132,549	—	—	132,549
Denmark	—	9,498,918	—	9,498,918
Finland	—	8,009,884	—	8,009,884
France	—	21,896,811	—	21,896,811
Germany	—	28,814,564	—	28,814,564
Greece	1,075	615,845	—	616,920
Hong Kong	179,447	8,413,363	33,796	8,626,606
Hungary	—	148,573	—	148,573
India	47,950	35,417,021	170	35,465,141
Indonesia	—	3,971,559	8,722	3,980,281
Ireland	—	4,539,398	—	4,539,398
Israel	125,586	7,051,706	—	7,177,292
Italy	840,988	13,726,274	—	14,567,262
Japan	169,817	97,350,435	—	97,520,252
Malaysia	—	3,122,991	—	3,122,991
Mexico	4,127,575	122,964	—	4,250,539
Netherlands	546,460	10,363,499	—	10,909,959
New Zealand	—	1,385,842	—	1,385,842
Norway	152,505	4,837,571	—	4,990,076
Philippines	—	1,137,782	—	1,137,782
Poland	—	1,009,810	—	1,009,810
Portugal	—	1,971,152	—	1,971,152

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Qatar	—	$1,273,087	—		$1,273,087
Saudi Arabia	$41,012	7,268,527	—		7,309,539
Singapore	—	3,950,379	$681		3,951,060
South Africa	500,752	5,498,679	—		5,999,431
South Korea	—	18,311,267	30,203		18,341,470
Spain	—	7,478,968	—		7,478,968
Sweden	9,497	8,634,760	—		8,644,257
Switzerland	—	22,156,990	—		22,156,990
Taiwan	21,964	29,116,678	10,258		29,148,900
Thailand	3,851,514	61,320	—		3,912,834
Turkey	—	1,296,493	—		1,296,493
United Arab Emirates	—	2,509,152	—		2,509,152
United Kingdom	50,807	49,318,348	5,559		49,374,714
United States	339,801	261,151	—		600,952
Preferred Stocks
Brazil	719,339	14,654	—		733,993
Germany	—	1,361,468	—		1,361,468
Philippines	—	13,984	—		13,984
South Korea	—	10,073	—		10,073
Thailand	44,710	—	—		44,710
Rights/Warrants
Indonesia	—	371	—		371
Malaysia	—	3,004	—		3,004
South Korea	—	3,118	—		3,118
Taiwan	—	1,238	—		1,238
Thailand	—	477	—		477
Securities Lending Collateral	—	1,599,274	—		1,599,274

TOTAL	$72,498,744	$494,802,622	$497,126	^	$567,798,492

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD EX U.S. CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (94.2%)
AUSTRALIA — (4.5%)
*	A2B Australia Ltd.	61,896	$45,843
	Accent Group Ltd.	105,492	99,826
#	Adairs Ltd.	87,909	119,772
	Adbri Ltd.	147,407	148,614
#*	Aeris Resources Ltd.	73,953	15,064
	AGL Energy Ltd.	63,730	277,658
*	Ainsworth Game Technology Ltd.	68,629	36,325
*	Alkane Resources Ltd.	109,258	47,806
*	Alliance Aviation Services Ltd.	11,891	24,575
*	Allkem Ltd.	50,309	464,838
	ALS Ltd.	118,226	864,826
	Altium Ltd.	19,621	443,028
	Alumina Ltd.	575,444	497,325
#*	AMA Group Ltd.	138,426	21,557
*	AMP Ltd.	907,185	731,579
	Ampol Ltd.	60,737	1,059,363
#*	Andromeda Metals Ltd.	302,692	7,738
	Ansell Ltd.	36,927	666,647
	APA Group	108,035	727,334
	Appen Ltd.	19,792	32,065
*	Arafura Resources Ltd.	176,044	33,304
#	ARB Corp. Ltd.	15,307	284,207
	Ardent Leisure Group Ltd.	111,234	34,833
	Aristocrat Leisure Ltd.	66,921	1,588,433
	ASX Ltd.	4,901	212,353
	Atlas Arteria Ltd.	177,693	748,048
	AUB Group Ltd.	13,998	185,215
*	Audinate Group Ltd.	1,894	9,863
#*	Aurelia Metals Ltd.	371,492	24,959
	Aurizon Holdings Ltd.	530,339	1,228,990
	Austal Ltd.	104,574	166,497
	Australia & New Zealand Banking Group Ltd.	212,838	3,487,082
*	Australian Agricultural Co. Ltd.	61,076	68,400
	Australian Ethical Investment Ltd.	11,755	34,767
	Australian Finance Group Ltd.	60,542	65,103
#*	Australian Strategic Materials Ltd.	20,052	25,332
#	Auswide Bank Ltd.	6,585	23,975
	Baby Bunting Group Ltd.	37,265	66,726
#	Bank of Queensland Ltd.	237,530	1,118,596
	Bapcor Ltd.	102,141	431,918
	Base Resources Ltd.	56,903	8,909
	Beach Energy Ltd.	858,441	877,808
	Beacon Lighting Group Ltd.	18,860	23,782
	Bega Cheese Ltd.	93,777	192,600
#	Bell Financial Group Ltd.	34,059	20,050
#*	Bellevue Gold Ltd.	135,889	64,147
	Bendigo & Adelaide Bank Ltd.	143,977	831,123
#*	Betmakers Technology Group Ltd.	105,675	18,549
	BHP Group Ltd.	459,448	11,019,965
#	BHP Group Ltd., Sponsored ADR	100,755	4,818,104
	Blackmores Ltd.	2,817	122,428
*††	Blue Sky Alternative Investments Ltd.	5,525	0
	BlueScope Steel Ltd.	156,292	1,573,856
	Brambles Ltd.	183,950	1,377,185
#	Bravura Solutions Ltd.	50,218	39,203
#	Breville Group Ltd.	18,599	235,672
	Brickworks Ltd.	27,903	395,070

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	BWX Ltd.	35,547	$14,325
*	Byron Energy Ltd.	59,304	5,117
#*	Calix Ltd.	5,120	13,329
	Capitol Health Ltd.	181,140	38,187
*	Capricorn Metals Ltd.	62,003	134,475
#*	Carnarvon Energy Ltd.	224,477	20,805
	Carsales.com Ltd.	70,214	909,540
	Cash Converters International Ltd.	184,747	28,029
#*	Catapult Group International Ltd.	9,894	5,269
	Cedar Woods Properties Ltd.	24,019	60,684
	Challenger Ltd.	184,675	829,806
	Champion Iron Ltd.	69,989	210,521
#*	City Chic Collective Ltd.	26,152	21,754
	Cleanaway Waste Management Ltd.	568,681	983,665
#	Clinuvel Pharmaceuticals Ltd.	8,370	104,505
#	Clover Corp. Ltd.	24,457	18,528
	Cochlear Ltd.	5,187	662,606
#	Codan Ltd.	54,165	134,179
#*	Cogstate Ltd.	19,223	23,362
	Coles Group Ltd.	103,807	1,085,370
*††	Collection House Ltd.	64,782	0
	Collins Foods Ltd.	53,890	323,571
	Commonwealth Bank of Australia.	87,813	5,887,576
	Computershare Ltd.	56,192	909,638
#*	Cooper Energy Ltd.	972,655	130,919
#	Corporate Travel Management Ltd.	18,987	211,983
#	Costa Group Holdings Ltd.	162,998	265,234
	Credit Corp. Group Ltd.	16,160	192,098
	CSL Ltd.	25,409	4,548,602
	CSR Ltd.	273,453	810,042
	Data#3 Ltd.	49,879	219,734
*	De Grey Mining Ltd.	91,830	62,122
*	Deep Yellow Ltd.	44,504	22,411
	Deterra Royalties Ltd.	123,994	325,353
	Dicker Data Ltd.	21,013	144,821
	Domain Holdings Australia Ltd.	58,415	124,493
#	Domino’s Pizza Enterprises Ltd.	11,026	449,570
	Downer EDI Ltd.	307,376	883,379
	Eagers Automotive Ltd.	48,592	385,222
	Earlypay Ltd.	37,307	10,492
*	Eclipx Group Ltd.	141,679	169,452
	Elanor Investor Group	19,470	20,268
	Elders Ltd.	48,040	400,524
#	Emeco Holdings Ltd.	84,755	42,592
#*	EML Payments Ltd.	52,687	13,581
#*	Empire Energy Group Ltd.	51,547	6,107
	Endeavour Group Ltd.	133,532	611,216
	Enero Group Ltd.	5,876	10,565
	EQT Holdings Ltd.	5,167	83,195
	Estia Health Ltd.	97,068	142,304
	Euroz Hartleys Group Ltd.	21,502	16,648
	Evolution Mining Ltd.	381,370	505,906
*	EVT Ltd.	37,708	360,007
#*††	Firefinch Ltd.	50,216	4,818
	Fleetwood Ltd.	28,254	31,074
#*	Flight Centre Travel Group Ltd.	10,314	109,775
	Fortescue Metals Group Ltd.	234,891	2,212,909
#*	Frontier Digital Ventures Ltd.	12,106	5,423
	G8 Education Ltd.	553,808	341,859

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Genex Power Ltd.	40,897	$5,363
	Genworth Mortgage Insurance Australia Ltd.	140,658	244,160
	Gold Road Resources Ltd.	211,185	182,498
	GR Engineering Services Ltd.	7,383	10,528
	GrainCorp Ltd., Class A	73,533	395,300
	Grange Resources Ltd.	238,429	94,600
#	GUD Holdings Ltd.	49,499	254,600
	GWA Group Ltd.	107,097	139,043
	Hansen Technologies Ltd.	40,822	128,554
#	Harvey Norman Holdings Ltd.	180,374	479,847
	Healius Ltd.	238,369	522,174
	Healthia Ltd.	6,519	5,781
#	Helloworld Travel Ltd.	3,137	4,094
*	Highfield Resources Ltd.	19,148	10,330
	Hot Chili Ltd.	25,993	16,294
#	HT&E Ltd.	85,589	65,437
	HUB24 Ltd.	7,160	116,100
#	Humm Group Ltd.	161,581	49,538
	IDP Education Ltd.	31,691	597,907
	IGO Ltd.	60,470	591,393
	Iluka Resources Ltd.	124,167	687,951
	Image Resources NL	68,398	6,542
	Imdex Ltd.	130,607	170,484
*	Immutep Ltd., Sponsored ADR	3,965	7,097
	Incitec Pivot Ltd.	485,898	1,168,561
	Infomedia Ltd.	124,521	97,886
#	Inghams Group Ltd.	110,466	178,715
	Insignia Financial Ltd.	265,802	535,830
	Insurance Australia Group Ltd.	207,999	652,896
	Integral Diagnostics Ltd.	47,171	79,326
	InvoCare Ltd.	18,716	122,395
*	ioneer Ltd.	98,102	34,767
	IPH Ltd.	45,859	291,654
	IRESS Ltd.	55,985	363,383
	IVE Group Ltd.	58,367	90,086
	James Hardie Industries PLC	45,417	991,589
	James Hardie Industries PLC, Sponsored ADR	1,045	23,032
#	JB Hi-Fi Ltd.	43,035	1,179,673
*	Jervois Global Ltd.	71,760	22,504
#	Johns Lyng Group Ltd.	38,923	161,837
	Jumbo Interactive Ltd.	12,500	108,836
	Jupiter Mines Ltd.	520,847	64,840
*	Karoon Energy Ltd.	127,828	173,821
	Kelly Partners Group Holdings Ltd.	2,739	8,482
	Kelsian Group Ltd.	22,749	68,081
#*	Kogan.com Ltd.	8,258	17,322
	Lendlease Corp. Ltd.	78,586	436,998
*	Leo Lithium Ltd.	35,869	14,143
	Lifestyle Communities Ltd.	22,143	248,574
	Link Administration Holdings Ltd.	232,345	508,116
*	Liontown Resources Ltd.	50,691	61,033
*	Lottery Corp. Ltd.	340,266	933,475
	Lovisa Holdings Ltd.	18,023	280,591
*	Lynas Rare Earths Ltd.	111,265	593,464
	MA Financial Group Ltd.	3,869	10,971
	Macmahon Holdings Ltd.	300,111	26,858
	Macquarie Group Ltd.	13,354	1,448,679
*	Macquarie Telecom Group Ltd.	811	29,661
	Mader Group Ltd.	7,825	17,722

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Magellan Financial Group Ltd.	28,534	$180,929
#*	Mayne Pharma Group Ltd.	699,050	120,760
	McMillan Shakespeare Ltd.	32,345	271,054
#	McPherson’s Ltd.	24,606	10,700
	Medibank Pvt Ltd.	510,412	919,082
#*	Medical Developments International Ltd.	5,158	5,215
#*	Mesoblast Ltd.	58,643	34,282
#*	Metals X Ltd.	194,260	31,657
	Metcash Ltd.	435,967	1,144,470
*	Mincor Resources NL	23,493	20,175
	Mineral Resources Ltd.	38,204	1,791,071
*	MMA Offshore Ltd.	76,024	33,348
	Monadelphous Group Ltd.	24,054	210,285
	Monash IVF Group Ltd.	164,283	99,119
	Money3 Corp. Ltd.	73,962	92,363
	MotorCycle Holdings Ltd.	5,493	8,557
*	Mount Gibson Iron Ltd.	146,256	35,119
	Myer Holdings Ltd.	341,996	138,775
	MyState Ltd.	34,765	90,717
#*	Nanosonics Ltd.	16,736	43,870
	National Australia Bank Ltd.	210,656	4,375,755
	Navigator Global Investments Ltd.	51,840	37,123
*	Nearmap Ltd.	22,694	29,836
	Netwealth Group Ltd.	36,767	285,529
#	New Hope Corp. Ltd.	195,956	711,843
	Newcrest Mining Ltd.	122,559	1,356,718
*	NEXTDC Ltd.	44,481	236,024
	nib holdings Ltd.	163,964	701,610
	Nick Scali Ltd.	21,590	139,044
	Nickel Industries Ltd.	207,286	96,877
	Nine Entertainment Co. Holdings Ltd.	503,879	665,431
	Northern Star Resources Ltd.	214,399	1,196,582
	NRW Holdings Ltd.	233,457	380,971
	Nufarm Ltd.	108,559	386,891
	Objective Corp. Ltd.	3,211	30,477
*	OFX Group Ltd.	72,450	123,215
	OM Holdings Ltd.	46,008	18,558
*	Omni Bridgeway Ltd.	56,330	162,173
	oOh!media Ltd.	261,366	211,408
*	Opthea Ltd.	11,933	7,416
	Orica Ltd.	102,080	908,026
	Origin Energy Ltd.	338,070	1,207,781
	Orora Ltd.	426,136	826,928
	OZ Minerals Ltd.	121,849	1,886,713
	Pacific Current Group Ltd.	15,421	82,790
*	Pacific Smiles Group Ltd.	7,482	6,891
	Pact Group Holdings Ltd.	71,659	65,740
#*	Paladin Energy Ltd.	285,480	154,556
#*	Panoramic Resources Ltd.	449,671	41,852
	Paragon Care Ltd.	7,567	1,668
	Peet Ltd.	131,518	92,504
	Pendal Group Ltd.	74,588	234,285
	PeopleIN Ltd.	5,644	11,852
	Pepper Money Ltd.	14,192	12,944
*	Perenti Global Ltd.	298,302	182,810
#	Perpetual Ltd.	20,237	322,480
	Perseus Mining Ltd.	459,094	534,707
*	Pilbara Minerals Ltd.	260,866	847,879
#	Pinnacle Investment Management Group Ltd.	7,531	39,140

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Platinum Asset Management Ltd.	124,254	$142,251
*	PointsBet Holdings Ltd.	22,639	29,466
#*	PolyNovo Ltd.	38,150	48,601
#	Praemium Ltd.	17,729	9,447
	Premier Investments Ltd.	24,655	394,836
#	Pro Medicus Ltd.	13,699	488,060
	Propel Funeral Partners Ltd.	5,838	17,327
	PSC Insurance Group Ltd.	7,415	22,764
	PWR Holdings Ltd.	20,749	133,289
*	Qantas Airways Ltd.	42,032	157,063
	QBE Insurance Group Ltd.	185,516	1,453,511
	Qube Holdings Ltd.	310,211	540,063
	Ramelius Resources Ltd.	563,970	264,693
	Ramsay Health Care Ltd.	23,595	885,028
#	REA Group Ltd.	5,612	434,963
*	ReadyTech Holdings Ltd.	4,593	9,507
	Reckon Ltd.	16,235	13,395
#*	Red 5 Ltd.	312,743	31,880
#	Reece Ltd.	18,541	184,110
#	Regis Healthcare Ltd.	48,428	63,203
#	Regis Resources Ltd.	324,294	316,192
*	Reject Shop Ltd.	13,887	41,482
	Reliance Worldwide Corp. Ltd.	137,396	282,293
*	Resolute Mining Ltd.	380,087	48,682
*	Retail Food Group Ltd.	690,216	23,817
	Ridley Corp. Ltd.	99,459	132,940
	Rio Tinto Ltd.	48,819	2,770,458
*	RPMGlobal Holdings Ltd.	22,062	26,811
	Sandfire Resources Ltd.	294,279	655,383
	Santos Ltd.	449,505	2,194,329
	SEEK Ltd.	22,318	307,227
	Select Harvests Ltd.	36,814	124,905
	Servcorp Ltd	11,131	24,308
	Service Stream Ltd.	239,973	112,733
#	Seven Group Holdings Ltd.	33,336	390,912
*	Seven West Media Ltd.	497,856	149,175
	SG Fleet Group Ltd.	29,150	37,464
	Shaver Shop Group Ltd.	23,611	16,466
*	Sierra Rutile Holdings Ltd.	95,128	12,590
	Sigma Healthcare Ltd.	462,744	187,518
*	Silver Lake Resources Ltd.	306,707	217,196
	Sims Ltd.	69,596	544,125
	SmartGroup Corp. Ltd.	28,813	90,842
	Sonic Healthcare Ltd.	93,793	1,963,602
	South32 Ltd., ADR	6,889	78,535
	South32 Ltd.	551,079	1,264,323
	Southern Cross Media Group Ltd.	113,209	69,906
*††	SpeedCast International Ltd.	165,938	0
	SRG Global Ltd.	103,215	46,088
#*	St Barbara Ltd.	529,517	172,391
*	Star Entertainment Group Ltd.	310,025	583,197
	Steadfast Group Ltd.	239,831	776,991
#*	Strike Energy Ltd.	208,215	32,055
	Strike Energy Ltd.	12,931	1,985
	Suncorp Group Ltd.	140,768	1,029,721
	Sunland Group Ltd.	5,329	8,366
#	Super Retail Group Ltd.	106,280	698,813
*	Superloop Ltd.	68,327	32,753
	Symbio Holdings Ltd.	9,158	18,741

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Syrah Resources Ltd.	138,254	$211,186
	Tabcorp Holdings Ltd.	519,142	320,508
	Tassal Group Ltd.	105,184	349,270
	Technology One Ltd.	87,429	672,592
	Telstra Group Ltd.	531,364	1,332,357
#*	Temple & Webster Group Ltd.	3,363	11,971
	Ten Sixty Four Ltd.	85,990	31,518
	Terracom Ltd.	56,536	31,797
	TPG Telecom Ltd.	68,642	215,330
	Transurban Group	111,008	941,675
	Treasury Wine Estates Ltd.	64,550	534,911
*	Tuas Ltd.	91,124	76,669
	United Malt Grp Ltd.	123,108	244,941
Ω	Viva Energy Group Ltd.	259,641	471,309
#*	Webjet Ltd.	45,166	152,525
	Wesfarmers Ltd.	79,619	2,310,479
*	West African Resources Ltd.	262,510	173,818
*	Westgold Resources Ltd.	339,066	158,366
	Westpac Banking Corp	218,195	3,369,140
	Whitehaven Coal Ltd.	263,734	1,531,977
	WiseTech Global Ltd.	6,122	226,410
#	Woodside Energy Group Ltd., ADR	36,413	843,686
	Woodside Energy Group Ltd.	166,970	3,863,137
	Woolworths Group Ltd.	85,461	1,804,746
	Worley Ltd.	84,833	774,874
*	Xero Ltd.	1,328	65,947

TOTAL AUSTRALIA			145,346,276

AUSTRIA — (0.3%)
	Addiko Bank AG	2,554	26,997
	Agrana Beteiligungs AG	4,658	63,034
	ANDRITZ AG	23,896	1,110,603
	AT&S Austria Technologie & Systemtechnik AG	11,653	359,902
Ω	BAWAG Group AG	13,971	674,461
	CA Immobilien Anlagen AG	8,747	276,268
#*	DO & Co. AG	702	55,176
	Erste Group Bank AG	47,727	1,176,229
	EVN AG	13,290	221,097
*	FACC AG	1,947	12,497
	Flughafen Wien AG	1,332	41,465
*	Immofinanz AG	12,053	0
#	Lenzing AG	3,921	187,597
	Mayr Melnhof Karton AG	2,109	300,108
#	Oesterreichische Post AG	11,224	319,358
	OMV AG	36,501	1,680,628
	Palfinger AG	3,950	91,273
#	POLYTEC Holding AG	4,035	18,731
	Porr AG	2,886	29,775
	Raiffeisen Bank International AG	55,975	778,456
#	Rosenbauer International AG	582	20,001
	Schoeller-Bleckmann Oilfield Equipment AG	2,149	118,216
#	Semperit AG Holding	1,666	32,942
	Strabag SE	7,579	290,999
	Telekom Austria AG	54,154	314,793
	UBM Development AG	1,357	37,441
	UNIQA Insurance Group AG	47,128	305,429
#	Verbund AG	2,679	209,859
	Vienna Insurance Group AG Wiener Versicherung Gruppe	18,637	416,833
	voestalpine AG	44,027	955,839

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
	Wienerberger AG	31,530	$720,738
	Zumtobel Group AG	4,990	30,141

TOTAL AUSTRIA			10,876,886

BELGIUM — (0.8%)
	Ackermans & van Haaren NV	9,235	1,286,633
#	Ageas SA	46,157	1,597,871
*	AGFA-Gevaert NV	67,716	204,728
	Anheuser-Busch InBev SA	69,892	3,496,025
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	1,081	54,158
*	Argenx SE, ADR	202	78,362
*	Argenx SE	353	137,053
	Atenor	822	34,048
	Banque Nationale de Belgique	10	8,292
	Barco NV	4,025	86,901
	Bekaert SA	16,807	468,368
	bpost SA	33,088	163,557
*	Cie d’Entreprises CFE	5,331	56,599
#	Deceuninck NV	24,144	49,142
*	Deme Group NV	5,331	593,927
	D’ieteren Group	6,052	1,007,222
	Econocom Group SA	51,414	139,732
	Elia Group SA	8,698	1,099,708
#	Etablissements Franz Colruyt NV	23,970	577,775
*	Euronav NV	76,899	1,349,634
	EVS Broadcast Equipment SA	5,263	107,565
	Exmar NV	15,568	146,462
	Fagron	22,568	280,951
*	Galapagos NV	11,788	537,652
	Gimv NV	7,415	316,574
*	Greenyard NV	1,785	11,815
	Immobel SA	2,633	107,801
	Ion Beam Applications	5,024	70,167
	Jensen-Group NV	1,808	50,420
	KBC Group NV	36,610	1,834,737
*	Kinepolis Group NV	2,739	103,251
	Lotus Bakeries NV	123	684,098
	Melexis NV	6,483	445,876
#*	Ontex Group NV	49,288	290,700
*	Orange Belgium SA	14,592	246,982
	Picanol	846	58,490
	Proximus SADP	49,493	518,871
	Recticel SA	25,013	345,656
	Shurgard Self Storage SA	4,868	211,957
	Sipef NV	2,254	127,136
	Solvay SA	27,594	2,490,106
	Telenet Group Holding NV	10,896	166,123
	TER Beke SA	252	22,169
*	Tessenderlo Group SA	13,271	402,243
	UCB SA	12,653	953,629
	Umicore SA	37,139	1,224,321
	Van de Velde NV	2,029	64,020
	VGP NV	2,372	179,855
	Viohalco SA	4,480	16,633

TOTAL BELGIUM			24,505,995

BRAZIL — (1.6%)
*	3R Petroleum Oleo E Gas SA	25,000	225,051

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	AES Brasil Energia SA	125,709	$240,928
	Aliansce Sonae Shopping Centers SA	27,052	113,801
*	Alliar Medicos A Frente SA	41,200	169,011
	Allied Tecnologia SA	11,400	17,722
	Alper Consultoria e Corretora de Seguros SA	2,800	15,308
	Alupar Investimento SA	39,538	216,386
	Ambev SA, ADR	79,200	240,768
	Ambev SA	25,303	78,375
	Ambipar Participacoes e Empreendimentos S/A	10,654	64,495
	Americanas SA	101,681	305,899
*	Anima Holding SA	117,215	155,440
	Arezzo Industria e Comercio SA	6,435	130,182
	Atacadao SA	28,006	105,507
	Auren Energia SA	69,485	200,701
	B3 SA - Brasil Bolsa Balcao	227,041	661,058
	Banco Bradesco SA	98,197	316,329
	Banco BTG Pactual SA	26,118	146,328
	Banco do Brasil SA	85,450	612,401
	Banco Modal SA	18,300	9,211
	Banco Santander Brasil SA	46,700	269,234
	BB Seguridade Participacoes SA	61,340	352,567
	Bemobi Mobile Tech SA	9,714	31,405
	Boa Safra Sementes SA	4,000	9,873
	Boa Vista Servicos SA	18,100	22,075
	BR Malls Participacoes SA	161,140	316,634
	BR Properties SA	34,800	41,837
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	26,922	156,669
	Braskem SA, Sponsored ADR, Class A	3,700	47,841
*	BRF SA	219,955	534,824
	Brisanet Participacoes SA	12,238	8,316
	Caixa Seguridade Participacoes S/A	52,300	89,301
	Camil Alimentos SA	54,757	108,231
	CCR SA	426,387	1,069,785
	Centrais Eletricas Brasileiras SA	52,323	504,643
	Cia Brasileira de Aluminio	15,300	32,700
	Cia Brasileira de Distribuicao	38,160	162,894
	Cia de Saneamento Basico do Estado de Sao Paulo	43,724	508,724
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	6,900	79,764
	Cia de Saneamento de Minas Gerais-COPASA	50,202	149,279
	Cia de Saneamento do Parana	85,475	316,715
	Cia de Saneamento do Parana	50,100	34,237
	Cia Energetica de Minas Gerais, Sponsored ADR	13,278	29,079
	Cia Energetica de Minas Gerais	46,931	157,088
	Cia Paranaense de Energia	39,200	53,198
#	Cia Paranaense de Energia, Sponsored ADR	4,800	33,936
	Cia Paranaense de Energia	7,400	52,705
#	Cia Siderurgica Nacional SA, Sponsored ADR	28,200	67,962
	Cia Siderurgica Nacional SA	244,382	580,972
	Cielo SA	342,915	394,995
*	Cogna Educacao	783,212	498,842
*	Construtora Tenda SA	25,988	30,639
	Cosan SA	81,895	267,302
	CPFL Energia SA	8,400	57,599
	CSU Digital SA	8,100	23,365
	Cury Construtora e Incorporadora SA	27,700	66,817
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	114,587	412,606
	Dexco SA	122,824	230,407
	Diagnosticos da America SA	2,735	10,605
	Dimed SA Distribuidora da Medicamentos	12,500	30,249

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Direcional Engenharia SA	30,000	$99,371
*	Dommo Energia SA	66,200	23,453
*	EcoRodovias Infraestrutura e Logistica SA	99,303	104,580
	EDP - Energias do Brasil SA	81,688	364,833
*	Embraer SA	288,217	767,202
*	Empreendimentos Pague Menos SA	23,600	28,326
	Enauta Participacoes SA	50,328	148,485
	Energisa SA	68,004	638,373
*	Eneva SA	155,221	426,103
	Engie Brasil Energia SA	20,282	157,921
	Equatorial Energia SA	249,412	1,449,974
	Eternit SA	11,000	23,914
	Even Construtora e Incorporadora SA	38,973	49,796
	Ez Tec Empreendimentos e Participacoes SA	45,456	183,302
	Fleury SA	58,942	212,239
	Fras-Le SA	16,258	43,969
	Gerdau SA, Sponsored ADR	122,036	607,739
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	51,975	48,297
Ω	GPS Participacoes e Empreendimentos SA	20,908	55,938
	Grendene SA	50,250	70,625
*	Grupo Mateus SA	47,510	67,142
	Grupo SBF SA	19,717	72,295
	Guararapes Confeccoes SA	40,800	76,932
Ω	Hapvida Participacoes e Investimentos SA	402,891	608,373
*	Hidrovias do Brasil SA	83,974	45,844
	Hypera SA	58,167	572,155
	Instituto Hermes Pardini SA	29,071	130,849
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	3,500	24,745
*	International Meal Co. Alimentacao SA, Class A	110,406	52,793
	Iochpe-Maxion SA	43,774	120,505
	Irani Papel e Embalagem SA	14,300	23,642
*	IRB Brasil Resseguros SA	178,743	32,527
	Itau Unibanco Holding SA	17,236	84,820
	Jalles Machado SA	19,400	26,140
	JBS SA	259,366	1,253,272
	JHSF Participacoes SA	112,959	160,511
	JSL SA	11,709	17,295
	Kepler Weber SA	23,400	117,328
	Klabin SA	236,547	990,058
	Lavvi Empreendimentos Imobiliarios Ltda	19,300	23,651
	Light SA	77,900	85,659
	Localiza Rent a Car SA	80,593	1,100,583
	Localiza Rent a Car SA	247	3,373
*Ω	Locaweb Servicos de Internet SA	35,700	75,540
	LOG Commercial Properties e Participacoes SA	12,594	55,492
*	Log-in Logistica Intermodal SA	12,494	90,509
	Lojas Quero Quero SA	25,300	29,583
	Lojas Renner SA	72,561	434,060
	M Dias Branco SA	19,158	161,334
*	Magazine Luiza SA	101,414	87,759
	Mahle-Metal Leve SA	8,968	44,844
	Marcopolo SA	64,000	29,860
	Marfrig Global Foods SA	107,292	222,248
*	Marisa Lojas SA	69,748	27,951
	Melnick Even Desenvolvimento Imobiliario SA	15,200	12,477
	Mills Estruturas e Servicos de Engenharia SA	64,273	166,484
	Minerva SA	79,271	209,937
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	9,900	10,733
*	Moura Dubeux Engenharia SA	17,100	24,497

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Movida Participacoes SA	45,707	$120,517
	MRV Engenharia e Participacoes SA	116,035	228,678
	Multilaser Industrial SA	38,472	38,803
	Multiplan Empreendimentos Imobiliarios SA	46,168	235,599
	Natura & Co. Holding SA	212,792	615,863
	Odontoprev SA	121,301	194,439
*	Omega Energia SA	23,537	48,982
*	Orizon Valorizacao de Residuos SA	7,200	62,250
*	Petro Rio SA	173,119	1,186,077
	Petroleo Brasileiro SA, Sponsored ADR	42,200	485,722
	Petroleo Brasileiro SA, Sponsored ADR	31,500	403,830
	Petroleo Brasileiro SA	699,723	4,505,428
	Petroreconcavo SA	31,898	193,654
	Porto Seguro SA	107,786	484,938
	Portobello SA	21,637	49,385
	Positivo Tecnologia SA	15,800	37,409
	Qualicorp Consultoria e Corretora de Seguros SA	57,581	87,840
	Raia Drogasil SA	157,866	804,076
Ω	Rede D’Or Sao Luiz SA	3,200	19,929
	Romi SA	23,227	74,418
	Rumo SA	85,671	367,197
	Santos Brasil Participacoes SA	49,781	87,699
	Sao Carlos Empreendimentos e Participacoes SA	9,300	49,511
	Sao Martinho SA	82,184	429,097
#	Sendas Distribuidora SA, ADR	3,044	57,988
	Sendas Distribuidora SA	162,515	623,569
Ω	Ser Educacional SA	27,270	44,927
	SIMPAR SA	71,021	148,903
	Sinqia SA	12,443	49,382
	SLC Agricola SA	41,462	368,824
*	StoneCo Ltd., Class A	37	386
	Sul America SA	144,569	667,220
	Suzano SA	96,365	992,473
#	Suzano SA, Sponsored ADR	1,917	19,727
	SYN prop e tech SA	10,500	10,326
	Tegma Gestao Logistica SA	7,318	31,564
	Telefonica Brasil SA	28,570	228,483
	Telefonica Brasil SA, ADR	3,300	26,367
	Terra Santa Propriedades Agricolas SA	13,633	78,968
	TIM SA	266,441	680,868
	TOTVS SA	50,973	327,222
	Transmissora Alianca de Energia Eletrica SA	65,432	509,092
	Trisul SA	36,232	33,388
	Tupy SA	38,083	217,786
	Ultrapar Participacoes SA	159,776	414,790
	Unipar Carbocloro SA	8,527	153,009
	Usinas Siderurgicas de Minas Gerais SA Usiminas	37,569	53,748
	Vale SA	558,139	7,253,483
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	32,332	67,913
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	25,522	79,647
*	Via SA	473,436	286,875
	Vibra Energia SA	298,101	1,053,208
	Vivara Participacoes SA	6,600	34,255
	Vulcabras Azaleia SA	46,000	123,872
	WEG SA	61,968	483,220
	Wilson Sons Holdings Brasil SA	29,793	65,463
	Wiz Solucoes e Corretagem de Seguros SA	15,100	22,772
	YDUQS Participacoes SA	61,154	190,962

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Zamp SA	75,208	$111,818

TOTAL BRAZIL.			51,072,894

CANADA — (8.0%)
#*	5N Plus, Inc.	22,100	38,284
	Absolute Software Corp.	11,062	132,840
#	Acadian Timber Corp.	4,133	45,749
*	Aclara Resources, Inc.	2,183	441
*	Advantage Energy Ltd.	83,829	633,786
#	Aecon Group, Inc.	32,656	231,554
	Africa Oil Corp.	64,590	158,352
	AG Growth International, Inc.	3,496	89,559
	AGF Management Ltd., Class B	30,300	140,341
	Agnico Eagle Mines Ltd.	83,201	3,659,672
*	Aimia, Inc.	28,292	76,838
#*	Air Canada	25,143	361,914
#	AirBoss of America Corp.	9,083	47,737
	Alamos Gold, Inc.,Class A	160,333	1,265,120
	Algoma Central Corp.	1,200	14,824
#	Algonquin Power & Utilities Corp.	75,970	840,490
	Alimentation Couche-Tard, Inc.	71,248	3,190,170
	AltaGas Ltd.	83,860	1,512,416
#	Altius Minerals Corp.	8,140	127,386
#	Altus Group Ltd.	4,925	175,006
*	Americas Gold & Silver Corp.	3,200	1,456
	Amerigo Resources Ltd.	65,100	48,741
	Andlauer Healthcare Group, Inc.	3,771	144,546
	Andrew Peller Ltd., Class A	10,400	38,093
#	ARC Resources Ltd.	250,062	3,520,533
*	Argonaut Gold, Inc.	83,845	24,618
#*	Aritzia, Inc.	29,744	1,153,648
	Atco Ltd., Class I	13,642	423,574
*	Athabasca Oil Corp.	187,300	378,078
*	ATS Automation Tooling Systems, Inc.	16,991	537,536
#*	Aurora Cannabis, Inc.	10,234	14,683
*	AutoCanada, Inc.	10,001	156,069
#	B2Gold Corp.	547,268	1,671,109
#	Badger Infrastructure Solutions Ltd.	12,872	271,924
#*	Ballard Power Systems, Inc.	13,740	77,906
	Bank of Montreal	69,809	6,428,013
	Bank of Nova Scotia	94,722	4,576,967
	Barrick Gold Corp.	133,312	1,989,960
#*	Bausch Health Cos., Inc.	33,499	217,845
*	Baytex Energy Corp.	122,437	665,052
#	BCE, Inc.	26,069	1,175,695
#	Birchcliff Energy Ltd.	116,115	902,601
	Bird Construction, Inc.	14,234	64,153
	Black Diamond Group Ltd.	21,800	69,608
#*	BlackBerry Ltd.	54,809	255,361
	BMTC Group, Inc.	1,900	17,224
*	Bombardier, Inc., Class A	504	14,968
#*	Bombardier, Inc., Class B	17,338	509,188
*	Bonterra Energy Corp.	12,185	79,692
	Boralex, Inc., Class A	19,162	543,346
#	Boyd Group Services, Inc.	3,774	537,034
	Bridgemarq Real Estate Services	1,900	19,065
	Brookfield Asset Management Reinsurance Partners Ltd., Class A	92	3,637
	Brookfield Asset Management, Inc., Class A	20,998	831,751
#	Brookfield Infrastructure Corp., Class A	21,253	917,004

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	BRP, Inc.	7,518	$502,672
#*	CAE, Inc.	36,811	702,662
	Calian Group Ltd.	1,200	50,613
	Cameco Corp.	16,728	396,788
	Canaccord Genuity Group, Inc.	23,651	121,176
#	Canacol Energy Ltd.	54,484	80,385
#*	Canada Goose Holdings, Inc.	15,131	247,558
	Canadian Imperial Bank of Commerce	106,440	4,833,468
	Canadian National Railway Co.	42,451	5,027,905
	Canadian Natural Resources Ltd.	152,972	9,169,153
	Canadian Pacific Railway Ltd.	16,832	1,253,816
#	Canadian Tire Corp. Ltd., Class A	16,359	1,833,490
#	Canadian Utilities Ltd., Class A	18,639	495,955
	Canadian Utilities Ltd., Class B	900	24,096
#	Canadian Western Bank	35,424	616,250
*	Canfor Corp.	34,557	519,236
#*	Canfor Pulp Products, Inc.	14,588	53,326
#*	Canopy Growth Corp.	8,400	31,384
	Capital Power Corp.	27,586	923,347
#*	Capstone Mining Corp.	147,815	342,860
	Cardinal Energy Ltd.	41,298	280,099
#	Cargojet, Inc.	1,100	107,226
	Cascades, Inc.	50,702	328,994
	CCL Industries, Inc., Class B	35,271	1,656,949
*	Celestica, Inc.	40,320	442,204
	Cenovus Energy, Inc.	243,670	4,924,725
	Centerra Gold, Inc.	102,168	474,712
	CES Energy Solutions Corp.	82,567	173,940
*	CGI, Inc.	35,586	2,865,459
	Chesswood Group Ltd.	4,500	36,599
	CI Financial Corp.	65,796	658,757
	Cogeco Communications, Inc.	8,612	439,213
	Cogeco, Inc.	3,107	132,321
	Colliers International Group, Inc.	3,329	312,726
	Computer Modelling Group Ltd.	29,984	118,849
	Constellation Software, Inc.	1,541	2,228,209
*	Converge Technology Solutions Corp.	4,200	17,203
*	Copper Mountain Mining Corp.	54,534	73,254
	Corby Spirit & Wine Ltd.	3,900	48,380
#	Corus Entertainment, Inc., Class B	89,165	140,716
#	Crescent Point Energy Corp.	190,158	1,487,043
*	Crew Energy, Inc.	63,989	282,757
#*	Cronos Group, Inc.	42,086	139,305
#*	Denison Mines Corp.	90,674	114,478
*	Descartes Systems Group, Inc.	2,799	193,327
	Dexterra Group, Inc.	13,416	52,389
	Dollarama, Inc.	31,000	1,842,001
#	Doman Building Materials Group Ltd.	31,012	125,883
	Dorel Industries, Inc., Class B	11,212	44,153
	DREAM Unlimited Corp., Class A	13,700	249,895
	Dundee Precious Metals, Inc.	70,644	320,461
	ECN Capital Corp.	110,542	333,488
	E-L Financial Corp. Ltd.	400	258,377
#*	Eldorado Gold Corp.	74,926	418,543
	Element Fleet Management Corp.	215,383	2,869,455
#	Emera, Inc.	21,500	796,811
	Empire Co. Ltd., Class A	42,023	1,079,609
#	Enbridge, Inc.	91,757	3,574,308
	Endeavour Mining PLC	64,658	1,149,970

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Endeavour Silver Corp.	14,200	$48,363
	Enerflex Ltd.	65,384	337,875
#*	Energy Fuels, Inc.	30,000	216,905
	Enerplus Corp.	100,929	1,749,876
	Enghouse Systems Ltd.	14,122	313,983
*	Ensign Energy Services, Inc.	47,242	121,022
#	EQB, Inc.	10,680	378,486
#*	Equinox Gold Corp.	92,170	305,232
#*	ERO Copper Corp.	15,478	176,213
	Evertz Technologies Ltd.	9,000	78,086
	Exchange Income Corp.	7,900	263,846
	Exco Technologies Ltd.	11,598	58,997
#	Extendicare, Inc.	32,374	166,581
	Fairfax Financial Holdings Ltd.	5,855	2,875,562
#	Fiera Capital Corp.	20,500	130,462
	Finning International, Inc.	56,844	1,208,772
	Firm Capital Mortgage Investment Corp.	12,344	105,649
#	First Majestic Silver Corp.	44,202	372,430
#	First National Financial Corp.	5,700	143,091
	First Quantum Minerals Ltd.	115,893	2,044,195
	FirstService Corp.	10,637	1,329,733
*	Fission Uranium Corp.	126,692	66,027
#	Fortis, Inc.	28,560	1,114,178
*	Fortuna Silver Mines, Inc.	83,472	232,216
#	Franco-Nevada Corp.	2,794	345,282
#	Freehold Royalties Ltd.	38,798	482,714
*	Frontera Energy Corp.	5,281	44,191
#*	Galiano Gold, Inc.	42,200	20,754
	Gamehost, Inc.	14,487	83,741
*	GDI Integrated Facility Services, Inc.	2,443	83,959
	Gear Energy Ltd.	22,923	23,052
	George Weston Ltd.	13,024	1,433,515
#	GFL Environmental, Inc.	9,400	253,706
	Gibson Energy, Inc.	56,959	972,068
	Gildan Activewear, Inc.	45,363	1,431,205
	goeasy Ltd.	6,000	486,791
*	GoGold Resources, Inc.	26,800	29,705
#*	GoldMoney, Inc.	5,600	6,947
*	Gran Tierra Energy, Inc.	171,137	236,164
	Great-West Lifeco, Inc.	29,226	676,616
	Guardian Capital Group Ltd., Class A	8,800	167,945
*	H2O Innovation, Inc.	6,400	9,724
*	Haivision Systems, Inc.	2,628	5,150
#*	Headwater Exploration, Inc.	21,933	116,238
*	Heroux-Devtek, Inc.	10,900	100,651
	High Liner Foods, Inc.	9,675	93,174
#	HLS Therapeutics, Inc.	2,000	14,020
#	Home Capital Group, Inc.	19,041	368,143
	Hudbay Minerals, Inc.	106,008	402,291
#Ω	Hydro One Ltd.	27,371	686,309
*	i-80 Gold Corp.	9,674	16,190
	iA Financial Corp., Inc.	36,578	2,035,706
*	IAMGOLD Corp.	348,787	512,037
	IGM Financial, Inc.	17,103	457,846
*	Imperial Metals Corp.	21,384	38,142
	Imperial Oil Ltd.	39,480	2,149,234
	Information Services Corp.	4,900	84,091
	Innergex Renewable Energy, Inc.	25,029	275,583
*	InPlay Oil Corp.	4,700	11,661

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Intact Financial Corp.	13,956	$2,120,624
*	Interfor Corp.	29,764	528,711
#*	Invesque, Inc.	10,197	11,421
#*	Ivanhoe Mines Ltd., Class A	51,041	354,048
Ω	Jamieson Wellness, Inc.	8,711	213,115
*	K92 Mining, Inc.	22,314	101,386
*	Karora Resources, Inc.	3,454	7,226
	K-Bro Linen, Inc.	1,900	41,700
*	Kelt Exploration Ltd.	71,264	308,104
#	Keyera Corp.	49,448	1,059,846
*	Kinaxis, Inc.	138	14,729
	Kinross Gold Corp.	445,385	1,615,005
*	Knight Therapeutics, Inc.	46,627	189,951
#	KP Tissue, Inc.	2,889	21,503
	Labrador Iron Ore Royalty Corp.	20,388	422,621
#*	Largo, Inc.	4,970	31,337
#	Lassonde Industries, Inc., Class A	700	60,420
#	Laurentian Bank of Canada	19,430	433,568
	Leon’s Furniture Ltd.	10,815	135,351
#*	Lightspeed Commerce, Inc.	26,878	514,982
	Linamar Corp.	30,132	1,289,681
	Loblaw Cos. Ltd.	20,209	1,655,763
	Logistec Corp., Class B	400	11,451
#*	Lucara Diamond Corp.	157,133	62,283
	Lundin Gold, Inc.	13,500	97,508
	Lundin Mining Corp.	241,406	1,265,195
	Magellan Aerospace Corp.	7,228	37,404
	Magna International, Inc.	92,780	5,170,588
*	Mainstreet Equity Corp.	1,200	99,137
*	Major Drilling Group International, Inc.	36,771	221,325
	Manulife Financial Corp.	131,840	2,182,993
#	Maple Leaf Foods, Inc.	28,600	423,851
*	Marathon Gold Corp.	25,300	15,600
#	Martinrea International, Inc.	58,998	378,062
#	Maverix Metals, Inc.	9,743	31,080
	Medical Facilities Corp.	18,722	150,342
*	MEG Energy Corp.	119,337	1,784,339
	Melcor Developments Ltd.	900	7,062
	Methanex Corp.	23,553	821,807
#	Metro, Inc.	24,325	1,274,313
	Morguard Corp.	1,200	98,644
	MTY Food Group, Inc.	2,060	83,490
#	Mullen Group Ltd.	46,713	469,410
#	National Bank of Canada	69,331	4,720,625
	Neo Performance Materials, Inc.	2,000	15,620
*	New Gold, Inc.	258,942	233,786
#	NFI Group, Inc.	9,211	59,498
	North American Construction Group Ltd.	19,257	240,439
	North West Co., Inc.	18,436	479,727
	Northland Power, Inc.	59,106	1,719,794
	Nutrien Ltd.	72,235	6,103,792
*Ω	Nuvei Corp.	2,100	63,147
*	NuVista Energy Ltd.	62,611	620,894
*	OceanaGold Corp.	290,546	422,271
	Onex Corp.	22,853	1,150,241
#	Open Text Corp.	63,627	1,842,343
#*	Organigram Holdings, Inc.	21,802	22,241
	Osisko Gold Royalties Ltd.	35,408	379,719
*	Osisko Mining, Inc.	53,875	112,310

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Pan American Silver Corp.	50,999	$814,356
	Paramount Resources Ltd., Class A	29,332	621,363
	Parex Resources, Inc.	69,096	1,053,925
	Park Lawn Corp.	6,192	96,129
	Parkland Corp.	54,850	1,108,797
	Pason Systems, Inc.	16,655	176,899
*	Patriot One Technologies, Inc.	23,000	9,792
#	Pembina Pipeline Corp.	35,546	1,173,581
*	Perpetua Resources Corp.	5,688	13,367
	Peyto Exploration & Development Corp.	70,023	653,791
	PHX Energy Services Corp.	16,900	103,830
*	Pieridae Energy Ltd.	11,800	11,173
	Pine Cliff Energy Ltd.	37,500	46,519
*	Pipestone Energy Corp.	3,700	11,162
	Pizza Pizza Royalty Corp.	11,300	105,008
	Polaris Renewable Energy, Inc.	7,100	86,512
	Pollard Banknote Ltd.	3,783	46,401
#	PrairieSky Royalty Ltd.	74,675	1,159,851
*	Precision Drilling Corp.	6,009	443,278
	Premium Brands Holdings Corp.	8,728	514,897
	Primo Water Corp.	48,843	712,381
	Quarterhill, Inc.	54,482	66,785
	Quebecor, Inc., Class B	32,277	608,414
*	Real Matters, Inc.	10,018	33,973
*	Recipe Unlimited Corp.	3,272	49,764
#	Restaurant Brands International, Inc.	31,229	1,855,211
#*	RF Capital Group, Inc.	1,520	16,072
	Richelieu Hardware Ltd.	15,300	410,703
	Ritchie Bros Auctioneers, Inc.	19,289	1,260,142
	Rogers Communications, Inc.,Class B	44,245	1,842,112
	Rogers Sugar, Inc.	38,387	168,780
	Royal Bank of Canada	191,380	17,701,968
	Russel Metals, Inc.	21,780	451,155
*	Sabina Gold & Silver Corp.	83,900	68,359
	Sandstorm Gold Ltd.	32,228	158,733
	Saputo, Inc.	20,544	500,047
#	Savaria Corp.	4,000	38,169
*	Seabridge Gold, Inc.	5,728	61,194
	Secure Energy Services, Inc.	66,658	349,840
	Shaw Communications, Inc.,Class B	94,897	2,437,628
*	ShawCor Ltd.	32,243	235,252
*	Shopify, Inc., Class A	6,850	234,475
#	Sienna Senior Living, Inc.	10,596	91,388
*	Sierra Wireless, Inc.	7,982	236,997
Ω	Sleep Country Canada Holdings, Inc.	15,500	255,081
#	SNC-Lavalin Group, Inc.	42,949	743,691
*	SNDL, Inc.	5,618	13,820
Ω	Spin Master Corp.	10,205	315,360
	Sprott, Inc.	1,989	71,291
#	SSR Mining, Inc.	93,055	1,281,397
	Stantec, Inc.	18,296	895,105
	Stelco Holdings, Inc.	8,325	209,660
#	Stella-Jones, Inc.	15,785	475,398
#*Ω	STEP Energy Services Ltd.	5,700	26,401
	Sun Life Financial, Inc.	51,983	2,206,678
	Suncor Energy, Inc.	194,638	6,693,784
#*	SunOpta, Inc.	11,062	124,395
#	Superior Plus Corp.	37,448	284,774
	Surge Energy, Inc.	8,572	64,371

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Tamarack Valley Energy Ltd.	101,513	$391,194
#*	Taseko Mines Ltd.	90,127	100,556
	TC Energy Corp.	21,102	926,829
	Teck Resources Ltd., Class A	700	22,480
	Teck Resources Ltd.,Class B	145,632	4,433,040
	TELUS Corp.	7,002	146,223
	TELUS Corp.	7,243	151,258
	TFI International, Inc.	17,334	1,577,865
	Thomson Reuters Corp.	4,099	435,642
	Tidewater Midstream & Infrastructure Ltd.	119,343	100,741
	Timbercreek Financial Corp.	29,944	169,024
	TMX Group Ltd.	7,575	728,281
*	Torex Gold Resources, Inc.	36,072	245,714
	Toromont Industries Ltd.	19,773	1,519,604
	Toronto-Dominion Bank	98,974	6,333,440
	Total Energy Services, Inc.	20,525	118,116
#*	Touchstone Exploration, Inc.	17,050	14,518
	Tourmaline Oil Corp.	81,423	4,587,683
	TransAlta Corp.	140,957	1,241,593
#	TransAlta Renewables, Inc.	24,408	262,113
#	Transcontinental, Inc., Class A	35,308	403,009
*	Trican Well Service Ltd.	112,926	300,064
	Tricon Residential, Inc.	43,547	366,954
	Triple Flag Precious Metals Corp.	900	10,081
*	Trisura Group Ltd.	4,540	132,090
*	Turquoise Hill Resources Ltd.	33,991	956,361
*	Uni-Select, Inc.	11,713	317,683
	Vermilion Energy, Inc.	58,946	1,375,018
	VersaBank	2,000	13,638
*	Viemed Healthcare, Inc.	2,028	13,283
*	Village Farms International, Inc.	3,103	6,702
	Wajax Corp.	14,444	195,506
	Waste Connections, Inc.	9,096	1,200,063
#*	Wesdome Gold Mines Ltd.	50,400	302,248
	West Fraser Timber Co. Ltd.	27,678	2,077,737
	Western Forest Products, Inc.	171,285	154,645
	Westshore Terminals Investment Corp.	19,732	352,970
#	Wheaton Precious Metals Corp.	14,399	470,703
#	Whitecap Resources, Inc.	222,473	1,724,454
#*	WildBrain Ltd.	32,791	49,824
#	Winpak Ltd.	10,327	314,733
#	WSP Global, Inc.	9,256	1,137,611
	Yamana Gold, Inc.	352,832	1,548,712
*	Yangarra Resources Ltd.	39,182	85,707
#	Yellow Pages Ltd.	5,198	51,585

TOTAL CANADA			259,606,507

CHILE — (0.1%)
	Aguas Andinas SA, Class A	419,596	88,511
	Banco de Chile	213,351	19,535
	Banco de Chile, ADR	6,595	118,641
	Banco de Credito e Inversiones SA	5,956	165,951
#	Banco Santander Chile, ADR	4,829	69,682
	Banco Santander Chile	2,665,580	95,571
	Besalco SA	160,822	55,415
	CAP SA	23,985	128,217
	Cencosud SA	305,318	410,452
	Cencosud Shopping SA	53,838	58,835
	Cia Cervecerias Unidas SA	18,409	101,045

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Cia Sud Americana de Vapores SA	3,592,907	$249,527
	Colbun SA	1,402,643	137,657
	Embotelladora Andina SA, ADR, Class B	2,841	29,262
	Empresa Nacional de Telecomunicaciones SA	57,647	179,807
	Empresas CMPC SA	238,688	378,793
	Empresas COPEC SA	25,530	176,009
	Enel Americas SA	1,224,078	121,287
	Enel Chile SA	1,915,343	67,409
*	Engie Energia Chile SA	105,813	62,231
	Falabella SA	53,460	104,413
	Forus SA	8,525	9,178
	Grupo Security SA	553,553	92,632
	Hortifrut SA	23,722	19,794
	Inversiones Aguas Metropolitanas SA	170,860	81,502
	Inversiones La Construccion SA	13,361	41,788
	Itau CorpBanca Chile SA	40,249,941	78,452
	Itau CorpBanca Chile SA, ADR	1,709	4,888
	Multiexport Foods SA	25,298	5,753
	Parque Arauco SA	94,350	80,397
	PAZ Corp. SA	29,524	10,027
	Plaza SA	50,630	43,854
	Ripley Corp. SA	328,431	53,945
	Salfacorp SA	149,065	41,892
	Sigdo Koppers SA	12,552	15,076
	SMU SA	485,880	49,442
	Sociedad Matriz SAAM SA	1,580,635	133,875
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	7,477	700,445
	SONDA SA	190,611	67,107
	Vina Concha y Toro SA	73,365	82,948

TOTAL CHILE			4,431,245

CHINA — (7.1%)
	360 DigiTech, Inc., ADR	29,424	298,948
	360 Security Technology, Inc., Class A	59,000	57,319
*	361 Degrees International Ltd.	364,000	151,717
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	47,700	94,928
Ω	3SBio, Inc.	439,500	310,378
	5I5J Holding Group Co. Ltd., Class A	67,400	21,201
*††	A Metaverse Co.	122,000	1,772
#*	AAC Technologies Holdings, Inc.	282,000	516,562
Ω	AAG Energy Holdings Ltd.	70,000	10,623
	Accelink Technologies Co. Ltd., Class A	10,710	24,966
	ADAMA Ltd., Class A	18,100	21,171
	Addsino Co. Ltd., Class A	23,600	33,914
*	Advanced Technology & Materials Co. Ltd., Class A	24,500	26,930
	AECC Aero-Engine Control Co. Ltd., Class A	13,600	56,025
	AECC Aviation Power Co. Ltd., Class A	10,300	68,880
	Aerospace Hi-Tech Holdings Grp Ltd., Class A	17,000	19,922
	Agile Group Holdings Ltd.	746,000	141,890
*	Agora, Inc., ADR	8,389	23,405
	Agricultural Bank of China Ltd., Class H	3,201,000	913,672
	Aier Eye Hospital Group Co. Ltd., Class A	26,559	90,130
*	Air China Ltd., Class H	280,000	194,862
	Aisino Corp., Class A	40,611	62,703
	Ajisen China Holdings Ltd.	255,000	20,159
Ω	Ak Medical Holdings Ltd.	44,000	45,741
*	Alibaba Group Holding Ltd., Sponsored ADR	44,024	2,799,046
*	Alibaba Group Holding Ltd.	250,000	1,943,727
*	Alibaba Health Information Technology Ltd.	222,000	93,951

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Alibaba Pictures Group Ltd.	4,510,000	$166,694
Ω	A-Living Smart City Services Co. Ltd.	281,000	159,456
	All Winner Technology Co. Ltd., Class A	7,600	20,370
	Allmed Medical Products Co. Ltd., Class A	9,000	15,269
*	Alpha Group, Class A	43,800	26,107
	Aluminum Corp. of China Ltd., Class H	1,254,000	357,492
*	Amlogic Shanghai Co. Ltd., Class A	1,156	9,090
	Amoy Diagnostics Co. Ltd., Class A	6,120	19,675
*	An Hui Wenergy Co. Ltd., Class A	26,300	16,763
	Angang Steel Co. Ltd., Class H	696,800	144,578
	Angel Yeast Co. Ltd., Class A	8,672	43,126
	Anhui Anke Biotechnology Group Co. Ltd., Class A	34,916	47,405
	Anhui Conch Cement Co. Ltd., Class H	366,500	943,346
	Anhui Construction Engineering Group Co. Ltd., Class A	62,100	39,184
	Anhui Expressway Co. Ltd., Class H	114,000	72,861
	Anhui Guangxin Agrochemical Co. Ltd., Class A	19,740	80,253
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	29,900	32,156
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	12,740	59,599
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	53,200	35,181
	Anhui Jinhe Industrial Co. Ltd., Class A	10,500	47,323
	Anhui Korrun Co. Ltd., Class A	2,300	4,318
	Anhui Kouzi Distillery Co. Ltd., Class A	12,300	68,322
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd., Class A	19,122	18,212
*	Anhui Tatfook Technology Co. Ltd., Class A	11,800	13,522
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	10,000	12,424
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	34,600	34,884
	Anhui Xinhua Media Co. Ltd., Class A	19,800	12,517
	Anhui Yingjia Distillery Co. Ltd., Class A	7,000	45,257
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	24,000	48,256
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	730	22,310
	Anjoy Foods Group Co. Ltd., Class A	1,500	27,658
	Anker Innovations Technology Co. Ltd., Class A	4,700	34,878
	ANTA Sports Products Ltd.	169,000	1,485,783
*Ω	Antengene Corp. Ltd.	37,000	15,733
*	Anton Oilfield Services Group	980,000	35,586
	Aoshikang Technology Co. Ltd., Class A	9,200	32,405
*	Aotecar New Energy Technology Co., Ltd., Class A	74,400	25,651
*††	Aowei Holdings Ltd.	114,000	2,887
*††	Aoyuan Healthy Life Group Co. Ltd.	14,000	2,488
	Apeloa Pharmaceutical Co. Ltd., Class A	26,100	74,438
	APT Satellite Holdings Ltd.	134,750	31,749
*Ω	Archosaur Games, Inc.	71,000	20,416
*Ω	Ascletis Pharma, Inc.	139,000	40,862
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	12,500	43,621
	Asia Cement China Holdings Corp.	255,500	89,143
Ω	AsiaInfo Technologies Ltd.	56,000	66,909
	Asymchem Laboratories Tianjin Co. Ltd., Class A	1,920	37,480
	Autel Intelligent Technology Corp. Ltd., Class A	6,695	36,505
	Autobio Diagnostics Co. Ltd., Class A	10,420	106,419
	Avary Holding Shenzhen Co. Ltd., Class A	18,000	73,552
	AVIC Industry-Finance Holdings Co. Ltd., Class A	109,100	45,359
	AviChina Industry & Technology Co. Ltd., Class H	779,000	341,180
	AVICOPTER PLC, Class A	4,300	25,918
	Bafang Electric Suzhou Co. Ltd., Class A	2,000	31,945
Ω	BAIC Motor Corp. Ltd., Class H	710,500	157,408
*	Baidu, Inc., Sponsored ADR	17,794	1,362,487
*	Baidu, Inc., Class A	23,850	228,650
Ω	BAIOO Family Interactive Ltd.	416,000	19,625
	Bank of Beijing Co. Ltd., Class A	130,000	72,002

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Bank of Changsha Co. Ltd., Class A	60,500	$53,441
	Bank of Chengdu Co. Ltd., Class A	68,000	127,022
	Bank of China Ltd., Class H	6,545,000	2,107,995
	Bank of Chongqing Co. Ltd., Class H	235,000	106,603
	Bank of Communications Co. Ltd., Class H	1,337,000	652,347
	Bank of Guiyang Co. Ltd., Class A	89,300	63,786
	Bank of Hangzhou Co. Ltd., Class A	60,000	99,549
	Bank of Jiangsu Co. Ltd., Class A	192,400	182,604
	Bank of Nanjing Co. Ltd., Class A	130,100	184,202
	Bank of Ningbo Co. Ltd., Class A	74,470	243,057
	Bank of Shanghai Co. Ltd., Class A	89,793	68,707
	Bank of Suzhou Co. Ltd., Class A	109,074	102,738
*	Bank of Tianjin Co. Ltd., Class H	42,500	10,779
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	189,969	25,913
	Baoshan Iron & Steel Co. Ltd., Class A	215,300	142,168
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	38,000	29,584
*	Baoye Group Co. Ltd., Class H	78,000	39,764
*	Baozun, Inc., Sponsored ADR	10,967	43,210
*	Baozun, Inc., Class A	21,700	28,556
	BBMG Corp., Class H	767,000	79,112
	Bear Electric Appliance Co. Ltd., Class A	5,300	41,623
	Befar Group Co. Ltd., Class A	48,200	33,125
	Beibuwan Port Co. Ltd., Class A	26,100	25,354
*	BeiGene Ltd.	24,200	312,046
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	10,600	11,790
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	5,980	42,626
	Beijing Capital Development Co. Ltd., Class A	50,627	35,397
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	167,830	63,529
*	Beijing Capital International Airport Co. Ltd., Class H	724,000	392,071
	Beijing Career International Co. Ltd., Class A	6,500	28,692
	Beijing Certificate Authority Co. Ltd., Class A	4,950	18,747
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	22,500	34,539
*	Beijing Compass Technology Development Co. Ltd., Class A	2,900	17,652
	Beijing Ctrowell Technology Corp. Ltd., Class A	13,800	15,733
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	40,600	51,054
	Beijing Dahao Technology Corp. Ltd., Class A	9,200	20,440
	Beijing Easpring Material Technology Co. Ltd., Class A	3,600	29,249
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	6,300	14,192
*	Beijing Energy International Holding Co. Ltd.	1,960,000	45,493
	Beijing Enlight Media Co. Ltd., Class A	24,998	23,088
	Beijing Enterprises Holdings Ltd.	196,000	497,232
	Beijing Enterprises Water Group Ltd.	1,766,000	371,033
*††	Beijing Gas Blue Sky Holdings Ltd.	2,136,000	18,752
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	16,068	20,605
	Beijing Haixin Energy Technology Co. Ltd., Class A	58,600	32,163
*	Beijing Health Holdings Ltd.	1,836,000	16,655
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	763	27,720
*	Beijing Jetsen Technology Co. Ltd., Class A	70,230	42,445
	Beijing Jingneng Clean Energy Co. Ltd., Class H	466,000	86,628
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	11,700	5,982
	Beijing Kingsoft Office Software, Inc., Class A	641	25,605
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	2,500	8,514
	Beijing New Building Materials PLC, Class A	31,575	85,964
	Beijing North Star Co. Ltd., Class H	286,000	26,998
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	64,300	17,885
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	27,900	33,440
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	16,200	54,522
	Beijing Originwater Technology Co. Ltd., Class A	57,219	36,942

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Beijing Philisense Technology Co. Ltd., Class A	26,700	$13,722
	Beijing Roborock Technology Co. Ltd., Class A	1,282	41,439
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	7,500	16,900
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	10,800	17,418
	Beijing Shiji Information Technology Co. Ltd., Class A	18,620	32,327
	Beijing Shougang Co. Ltd., Class A	79,700	37,320
	Beijing Shunxin Agriculture Co. Ltd., Class A	11,200	31,476
	Beijing Sinnet Technology Co. Ltd., Class A	35,300	41,942
	Beijing SL Pharmaceutical Co. Ltd., Class A	24,950	28,468
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	23,273	16,562
	Beijing SuperMap Software Co. Ltd., Class A	6,600	17,130
*	Beijing Thunisoft Corp. Ltd., Class A	19,159	18,609
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	69,000	77,147
	Beijing Tongrentang Co. Ltd., Class A	12,346	82,599
	Beijing Ultrapower Software Co. Ltd., Class A	22,000	13,180
	Beijing United Information Technology Co. Ltd., Class A	2,755	46,869
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	98,000	19,117
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	2,800	48,168
*	Beijing Watertek Information Technology Co. Ltd., Class A	36,800	15,980
	Beijing Yanjing Brewery Co. Ltd., Class A	53,800	62,944
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	3,200	50,247
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	18,975	33,434
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	143,100	87,565
	Beken Corp., Class A	4,600	16,582
*	Berry Genomics Co. Ltd., Class A	6,400	11,126
	Best Pacific International Holdings Ltd., Class H	180,000	25,654
	Bestsun Energy Co. Ltd., Class A	42,700	24,529
	Betta Pharmaceuticals Co. Ltd., Class A	3,400	21,280
	Better Life Commercial Chain Share Co. Ltd., Class A	22,300	15,068
	BGI Genomics Co. Ltd., Class A	5,900	44,798
	Biem.L.Fdlkk Garment Co. Ltd., Class A	11,700	35,091
	BII Railway Transportation Technology Holdings Co. Ltd.	104,000	3,583
*	Bilibili, Inc., Class Z	12,420	110,680
	Binjiang Service Group Co. Ltd.	23,500	39,526
	Black Peony Group Co. Ltd., Class A	20,300	20,051
	Bloomage Biotechnology Corp. Ltd., Class A	1,060	15,470
*	Blue Sail Medical Co. Ltd., Class A	35,300	39,826
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	57,800	37,357
Ω	BOC Aviation Ltd.	83,000	555,430
	BOC International China Co. Ltd., Class A	28,400	41,182
	BOE Technology Group Co. Ltd., Class A	400,300	183,626
	BOE Varitronix Ltd.	107,000	158,663
*	Bohai Leasing Co. Ltd., Class A	144,400	43,522
	Bosideng International Holdings Ltd.	1,008,000	435,362
	Bright Dairy & Food Co. Ltd., Class A	22,800	29,591
	Bright Real Estate Group Co. Ltd., Class A	44,700	12,402
	BrightGene Bio-Medical Technology Co. Ltd., Class A	3,634	10,540
*††	Brilliance China Automotive Holdings Ltd.	1,032,000	444,371
	B-Soft Co. Ltd., Class A	20,455	23,480
	BTG Hotels Group Co. Ltd., Class A	21,200	63,164
#*	Burning Rock Biotech Ltd., ADR	11,053	22,769
	BYD Co. Ltd., Class H	46,500	1,041,745
#	BYD Electronic International Co. Ltd.	347,000	1,008,376
	By-health Co. Ltd., Class A	22,300	53,629
#	C C Land Holdings Ltd.	758,499	182,551
	C&D International Investment Group Ltd.	48,595	75,405
	C&S Paper Co. Ltd., Class A	29,600	38,043
	Cabbeen Fashion Ltd.	101,000	15,444

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Caitong Securities Co. Ltd., Class A	46,670	$45,814
	Camel Group Co. Ltd., Class A	41,308	48,345
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	30,400	19,195
	Canny Elevator Co. Ltd., Class A	13,800	12,551
#Ω	CanSino Biologics, Inc., Class H	29,400	273,341
	Canvest Environmental Protection Group Co. Ltd.	166,000	102,195
*	Capital Environment Holdings Ltd.	1,420,000	23,523
	Carrianna Group Holdings Co. Ltd.	214,000	11,188
	Castech, Inc., Class A	7,500	15,580
	CCS Supply Chain Management Co. Ltd., Class A	10,500	7,700
	CECEP Guozhen Environmental Protection Technology Co. Ltd., Class A	18,700	15,531
	CECEP Solar Energy Co. Ltd., Class A	68,300	63,497
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	52,800	15,719
	CECEP Wind-Power Corp., Class A	92,400	54,322
	Central China Management Co. Ltd.	355,000	24,470
	Central China New Life Ltd.	97,000	27,493
	Central China Real Estate Ltd.	368,615	9,664
	Central China Securities Co. Ltd., Class H	361,000	43,679
	CETC Digital Technology Co. Ltd., Class A	13,780	39,860
#	CGN New Energy Holdings Co. Ltd.	866,000	232,637
	CGN Nuclear Technology Development Co. Ltd., Class A	22,700	22,822
Ω	CGN Power Co. Ltd., Class H	841,000	170,359
	Chacha Food Co. Ltd., Class A	6,900	41,892
	Changchun Faway Automobile Components Co. Ltd., Class A	14,500	16,901
	Changchun High & New Technology Industry Group, Inc., Class A	2,600	57,852
	Changjiang Securities Co. Ltd., Class A	53,700	38,448
*Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	6,000	5,153
	Changzhou Tronly New Electronic Materials Co. Ltd., Class A	11,300	12,509
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	1,200	20,159
	Chaowei Power Holdings Ltd.	302,000	59,253
	Chaozhou Three-Circle Group Co. Ltd., Class A	23,500	91,508
*	Cheetah Mobile, Inc., ADR	4,074	7,414
*	ChemPartner PharmaTech Co. Ltd., Class A	9,500	12,973
*	Cheng De Lolo Co. Ltd., Class A	17,700	18,228
	Chengdu ALD Aviation Manufacturing Corp., Class A	4,100	15,633
	Chengdu CORPRO Technology Co. Ltd., Class A	9,000	36,607
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	16,900	27,573
	Chengdu Galaxy Magnets Co. Ltd., Class A	7,100	14,830
	Chengdu Hongqi Chain Co. Ltd., Class A	29,400	18,608
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	3,300	4,496
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	10,752	26,028
	Chengdu Kanghua Biological Products Co. Ltd., Class A	2,550	35,783
	Chengdu Leejun Industrial Co. Ltd., Class A	14,000	12,728
	Chengdu Wintrue Holding Co. Ltd., Class A	23,000	35,822
	Chengdu Xingrong Environment Co. Ltd., Class A	33,500	22,151
	Chengtun Mining Group Co. Ltd., Class A	61,400	46,748
	Chengxin Lithium Group Co. Ltd., Class A	6,400	38,085
*	Chengzhi Co. Ltd., Class A	20,300	24,835
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	32,657	84,586
*	Chiho Environmental Group Ltd.	68,000	5,891
	China Aerospace International Holdings Ltd.	690,000	30,302
	China Aircraft Leasing Group Holdings Ltd.	85,000	35,372
	China Automotive Engineering Research Institute Co. Ltd., Class A	8,000	20,662
	China BlueChemical Ltd., Class H	924,000	176,372
Ω	China Bohai Bank Co. Ltd., Class H	126,000	15,577
#*	China Boton Group Co. Ltd.	130,000	36,686
	China CAMC Engineering Co. Ltd., Class A	30,400	32,000
	China Chengtong Development Group Ltd.	782,000	10,685
	China Cinda Asset Management Co. Ltd., Class H	3,007,000	279,324

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China CITIC Bank Corp. Ltd., Class H	1,089,000	$410,507
	China Coal Energy Co. Ltd., Class H	804,000	591,264
	China Communications Services Corp. Ltd., Class H	916,000	255,595
*	China Conch Environment Protection Holdings Ltd.	472,500	139,315
	China Conch Venture Holdings Ltd.	428,000	631,255
	China Construction Bank Corp., Class H	12,746,000	6,764,152
	China CSSC Holdings Ltd., Class A	14,000	51,015
*	China CYTS Tours Holding Co. Ltd., Class A	8,700	12,868
	China Datang Corp. Renewable Power Co. Ltd., Class H	519,000	140,090
*	China Daye Non-Ferrous Metals Mining Ltd.	1,212,000	8,522
	China Design Group Co. Ltd., Class A	19,400	20,464
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	326,000	37,008
*	China Dili Group	715,599	60,168
*	China Display Optoelectronics Technology Holdings Ltd.	400,000	17,287
*	China Dongxiang Group Co. Ltd.	1,499,000	44,496
#Ω	China East Education Holdings Ltd.	169,000	53,228
*	China Eastern Airlines Corp. Ltd., ADR	900	14,850
#*	China Eastern Airlines Corp. Ltd., Class H	736,000	242,849
	China Education Group Holdings Ltd.	303,000	177,397
	China Electronics Huada Technology Co. Ltd.	276,000	21,792
	China Electronics Optics Valley Union Holding Co. Ltd.	824,000	36,324
	China Energy Engineering Corp. Ltd.	439,823	138,012
#	China Energy Engineering Corp. Ltd., Class H	726,000	73,009
	China Enterprise Co. Ltd., Class A	69,300	22,948
	China Everbright Bank Co. Ltd., Class H	849,000	219,513
	China Everbright Environment Group Ltd.	920,111	306,075
#Ω	China Everbright Greentech Ltd.	282,000	45,971
	China Everbright Ltd.	398,000	209,851
	China Everbright Water Ltd.	52,712	8,386
Ω	China Feihe Ltd.	1,048,000	603,706
	China Film Co. Ltd., Class A	31,441	45,927
*††	China Financial Services Holdings Ltd.	19,600	796
	China Foods Ltd.	438,000	111,619
	China Galaxy Securities Co. Ltd., Class H	954,500	357,419
	China Gas Holdings Ltd.	1,060,200	940,906
#	China Glass Holdings Ltd.	312,000	25,046
#	China Gold International Resources Corp. Ltd.	94,140	217,669
*	China Grand Automotive Services Group Co. Ltd., Class A	77,200	21,795
	China Great Wall Securities Co. Ltd., Class A	28,400	31,523
	China Greatwall Technology Group Co. Ltd., Class A	28,100	43,018
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	32,600	59,068
*	China Greenland Broad Greenstate Group Co. Ltd.	160,000	2,634
	China Hanking Holdings Ltd.	274,000	25,161
	China Harmony Auto Holding Ltd.	382,500	43,333
	China Harzone Industry Corp. Ltd., Class A	14,500	13,772
*	China High Speed Railway Technology Co. Ltd., Class A	90,100	27,735
*	China High Speed Transmission Equipment Group Co. Ltd.	167,000	67,864
#	China Hongqiao Group Ltd.	846,000	598,755
*††Ω	China Huarong Asset Management Co. Ltd., Class H	877,000	25,042
††	China Huiyuan Juice Group Ltd.	324,500	14,494
Ω	China International Capital Corp. Ltd., Class H	318,400	442,486
	China International Marine Containers Group Co. Ltd., Class H	326,700	207,957
	China Isotope & Radiation Corp.	8,000	12,334
	China Jinmao Holdings Group Ltd.	1,994,000	264,191
	China Jushi Co. Ltd., Class A	66,065	106,059
	China Kepei Education Group Ltd.	110,000	27,050
	China Kings Resources Group Co. Ltd., Class A	11,733	73,846
	China Lesso Group Holdings Ltd.	565,000	458,581
	China Life Insurance Co. Ltd., Class H	495,000	539,776

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Lilang Ltd.	281,000	$121,420
*Ω	China Literature Ltd.	95,800	258,455
	China Longyuan Power Group Corp. Ltd., Class H	363,000	414,789
*††	China Maple Leaf Educational Systems Ltd.	350,000	11,860
	China Medical System Holdings Ltd.	746,000	815,321
	China Meheco Co. Ltd., Class A	20,340	35,158
	China Meidong Auto Holdings Ltd.	226,000	296,823
	China Mengniu Dairy Co. Ltd.	424,000	1,357,287
	China Merchants Bank Co. Ltd., Class H	620,500	2,031,455
	China Merchants Energy Shipping Co. Ltd., Class A	87,720	84,118
	China Merchants Land Ltd.	654,000	45,869
	China Merchants Port Holdings Co. Ltd.	576,305	675,658
	China Merchants Property Operation & Service Co. Ltd., Class A	23,100	42,641
Ω	China Merchants Securities Co. Ltd., Class H	66,220	61,406
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	24,700	44,529
	China Minsheng Banking Corp. Ltd., Class H	958,900	278,488
#	China Modern Dairy Holdings Ltd.	922,000	93,857
	China National Accord Medicines Corp. Ltd., Class A	10,100	43,733
	China National Building Material Co. Ltd., Class H	1,810,350	1,051,209
	China National Medicines Corp. Ltd., Class A	23,300	83,711
	China National Nuclear Power Co. Ltd., Class A	285,772	236,525
Ω	China New Higher Education Group Ltd.	239,000	54,811
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	57,900	35,501
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	20,900	69,618
*	China Oil & Gas Group Ltd.	2,268,000	70,818
	China Oilfield Services Ltd., Class H	684,000	769,992
	China Oriental Group Co. Ltd.	540,000	74,961
	China Overseas Grand Oceans Group Ltd.	832,283	235,121
	China Overseas Land & Investment Ltd.	1,374,000	2,625,602
	China Overseas Property Holdings Ltd.	560,000	352,446
	China Pacific Insurance Group Co. Ltd., Class H	542,000	873,700
	China Petroleum & Chemical Corp., Class H	4,012,000	1,590,061
	China Pioneer Pharma Holdings Ltd.	237,000	58,299
	China Power International Development Ltd.	1,000,999	289,278
*††	China Properties Group Ltd	81,000	803
	China Publishing & Media Co. Ltd., Class A	24,900	14,389
	China Railway Group Ltd., Class H	995,000	432,641
	China Railway Hi-tech Industry Co. Ltd., Class A	34,600	35,214
Ω	China Railway Signal & Communication Corp. Ltd., Class H	549,000	156,478
	China Railway Tielong Container Logistics Co. Ltd., Class A	36,500	25,993
*	China Rare Earth Holdings Ltd.	768,399	37,702
*	China Rare Earth Resources & Technology Co. Ltd., Class A	2,900	11,484
	China Reinsurance Group Corp., Class H	2,090,000	110,491
Ω	China Renaissance Holdings Ltd.	28,000	21,228
	China Resources Beer Holdings Co. Ltd.	189,807	895,613
	China Resources Boya Bio-pharmaceutical Group Co Ltd, Class A	8,500	35,011
	China Resources Cement Holdings Ltd.	1,088,000	393,275
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	24,200	59,595
	China Resources Gas Group Ltd.	400,000	1,024,468
	China Resources Land Ltd.	1,014,000	3,172,586
	China Resources Medical Holdings Co. Ltd.	337,000	160,963
	China Resources Microelectronics Ltd., Class A	3,619	25,165
Ω	China Resources Pharmaceutical Group Ltd.	574,500	387,546
	China Resources Power Holdings Co. Ltd.	344,690	500,860
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	12,780	95,587
	China Risun Group Ltd.	387,000	136,524
	China Sanjiang Fine Chemicals Co. Ltd.	461,000	79,875
	China SCE Group Holdings Ltd.	809,000	41,792

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Science Publishing & Media Ltd., Class A	10,400	$10,609
#*	China Shanshui Cement Group Ltd.	204,000	44,264
*Ω	China Shengmu Organic Milk Ltd.	1,189,000	39,339
	China Shenhua Energy Co. Ltd., Class H	765,500	2,010,859
	China Shineway Pharmaceutical Group Ltd.	147,000	88,341
#	China Shuifa Singyes Energy Holdings Ltd.	342,000	33,583
*	China Silver Group Ltd.	554,000	18,345
#*	China South City Holdings Ltd.	1,600,000	76,380
	China South Publishing & Media Group Co. Ltd., Class A	45,700	59,777
*	China Southern Airlines Co. Ltd., Class H	850,000	438,807
	China Starch Holdings Ltd.	410,000	9,391
	China State Construction Development Holdings Ltd.	84,000	17,249
	China State Construction Engineering Corp. Ltd., Class A	270,029	175,590
	China State Construction International Holdings Ltd.	114,000	102,553
	China Sunshine Paper Holdings Co. Ltd.	260,000	53,961
	China Suntien Green Energy Corp. Ltd., Class H	395,000	149,800
	China Taiping Insurance Holdings Co. Ltd.	613,000	424,528
	China Testing & Certification International Group Co. Ltd., Class A	13,944	20,250
*	China Tianbao Group Development Co. Ltd.	46,000	17,567
#*	China Tianrui Group Cement Co. Ltd.	28,000	21,034
	China Tianying, Inc., Class A	79,700	52,704
	China Tobacco International HK Co. Ltd.	40,000	38,551
	China Tourism Group Duty Free Corp. Ltd., Class A	8,300	182,379
Ω	China Tower Corp. Ltd., Class H	12,556,000	1,136,002
	China Traditional Chinese Medicine Holdings Co. Ltd.	1,066,000	460,776
*	China TransInfo Technology Co. Ltd., Class A	42,800	52,433
#*	China Travel International Investment Hong Kong Ltd.	966,000	150,094
	China Tungsten & Hightech Materials Co. Ltd., Class A	10,500	20,737
	China Vanke Co. Ltd., Class H	456,884	586,332
*Ω	China Vast Industrial Urban Development Co. Ltd.	191,000	57,860
*††	China Vered Financial Holding Corp. Ltd.	2,070,000	11,287
	China Water Affairs Group Ltd.	244,000	172,814
	China West Construction Group Co. Ltd., Class A	32,100	29,302
*††	China Wood Optimization Holding Ltd.	56,000	1,204
	China World Trade Center Co. Ltd., Class A	11,800	21,997
Ω	China Xinhua Education Group Ltd.	71,000	7,239
	China XLX Fertiliser Ltd.	218,000	83,210
	China Yangtze Power Co. Ltd., Class A	66,200	184,229
	China Yongda Automobiles Services Holdings Ltd.	332,000	148,918
*Ω	China Yuhua Education Corp. Ltd.	554,000	60,715
*	China Yurun Food Group Ltd.	400,000	14,516
*	China ZhengTong Auto Services Holdings Ltd.	493,500	19,154
	China Zhenhua Group Science & Technology Co. Ltd., Class A	3,600	66,640
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	40,900	16,037
*††	China Zhongwang Holdings Ltd.	809,600	32,489
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	14,800	15,821
	Chinasoft International Ltd.	758,000	502,230
#*	Chindata Group Holdings Ltd., ADR	34,924	185,446
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	38,900	45,546
	Chongqing Brewery Co. Ltd., Class A	2,500	29,919
	Chongqing Changan Automobile Co. Ltd., Class A	21,694	33,573
	Chongqing Department Store Co. Ltd., Class A	11,000	29,982
*	Chongqing Dima Industry Co. Ltd., Class A	47,700	13,206
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	19,521	33,058
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	8,200	25,323
*	Chongqing Iron & Steel Co. Ltd., Class H	124,000	9,631
	Chongqing Machinery & Electric Co. Ltd., Class H	482,000	29,158
	Chongqing Rural Commercial Bank Co. Ltd., Class H	935,000	283,399

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chongqing Zaisheng Technology Corp. Ltd., Class A	15,540	$11,086
	Chongqing Zhifei Biological Products Co. Ltd., Class A	8,300	97,079
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	39,000	34,402
	Chow Tai Seng Jewellery Co. Ltd., Class A	24,900	37,773
	Chu Kong Shipping Enterprises Group Co. Ltd.	160,000	14,256
	CIFI Ever Sunshine Services Group Ltd.	240,000	52,925
	CIFI Holdings Group Co. Ltd.	1,329,296	88,059
	CIMC Enric Holdings Ltd.	294,000	286,564
	Cinda Real Estate Co. Ltd., Class A	61,100	34,499
	Cisen Pharmaceutical Co. Ltd., Class A	14,900	26,154
	CITIC Ltd.	771,000	689,925
	CITIC Press Corp., Class A	5,300	13,615
	CITIC Resources Holdings Ltd.	1,542,000	67,753
	CITIC Securities Co. Ltd., Class H	260,475	389,190
*	Citychamp Watch & Jewellery Group Ltd.	516,000	67,025
*	CMGE Technology Group Ltd.	138,000	21,631
	CMOC Group Ltd., Class H	936,000	301,347
	CMST Development Co. Ltd., Class A	63,900	40,209
*	CNFinance Holdings Ltd., ADR	6,181	10,508
	CNHTC Jinan Truck Co. Ltd., Class A	20,440	31,762
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	65,975	60,469
	CNOOC Energy Technology & Services Ltd., Class A	53,200	20,749
	COFCO Biotechnology Co. Ltd., Class A	60,100	66,439
	COFCO Joycome Foods Ltd.	837,000	175,802
	COFCO Sugar Holding Co. Ltd., Class A	34,300	31,154
	Comba Telecom Systems Holdings Ltd.	652,000	91,423
	Concord New Energy Group Ltd.	2,470,000	188,718
*	Confidence Intelligence Holdings Ltd.	12,000	60,309
	Consun Pharmaceutical Group Ltd.	207,000	77,535
	Contec Medical Systems Co. Ltd., Class A	7,500	24,739
	Contemporary Amperex Technology Co. Ltd., Class A	5,200	266,862
*	Continental Aerospace Technologies Holding Ltd.	1,270,866	12,784
*	Coolpad Group Ltd.	858,900	8,107
	COSCO SHIPPING Development Co. Ltd., Class H	1,204,000	139,537
*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	436,000	317,597
	COSCO SHIPPING Holdings Co. Ltd., Class H	1,145,300	1,234,257
	COSCO SHIPPING International Hong Kong Co. Ltd.	224,000	65,353
	COSCO SHIPPING Ports Ltd.	805,617	397,283
	Country Garden Holdings Co. Ltd.	2,858,439	368,428
	Country Garden Services Holdings Co. Ltd.	459,712	401,800
	CPMC Holdings Ltd.	299,000	144,893
	CQ Pharmaceutical Holding Co. Ltd., Class A	54,100	37,871
*	Crazy Sports Group Ltd.	846,000	20,250
	CRRC Corp. Ltd., Class H	518,000	157,059
	Crystal Clear Electronic Material Co. Ltd., Class A	5,063	11,165
Ω	CSC Financial Co. Ltd., Class H	136,500	98,962
	CSG Holding Co. Ltd., Class A	62,295	58,585
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	7,900	16,949
	CSPC Pharmaceutical Group Ltd.	2,588,800	2,659,116
#	CSSC Hong Kong Shipping Co. Ltd.	372,000	46,831
	CSSC Science & Technology Co. Ltd., Class A	10,000	16,464
	CTS International Logistics Corp. Ltd., Class A	45,970	70,425
*	CWT International Ltd.	1,480,000	10,556
	Da Ming International Holdings Ltd.	36,000	8,035
	Daan Gene Co. Ltd., Class A	29,100	71,176
Ω	Dali Foods Group Co. Ltd.	752,500	309,753
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	45,400	34,050
	Dalipal Holdings Ltd.	100,000	30,842
	Daqin Railway Co. Ltd., Class A	167,965	147,518

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Dare Power Dekor Home Co. Ltd., Class A	17,700	$18,969
	Dashang Co. Ltd., Class A	5,700	12,224
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	14,780	73,682
*	Datang International Power Generation Co. Ltd., Class H	592,000	75,334
	Dawnrays Pharmaceutical Holdings Ltd.	141,000	18,920
	Dazhong Transportation Group Co. Ltd., Class A	59,100	22,841
	Dazzle Fashion Co. Ltd., Class A	12,500	23,073
	DBG Technology Co. Ltd., Class A	14,100	18,402
	DeHua TB New Decoration Materials Co. Ltd., Class A	15,800	16,021
	Dexin China Holdings Co. Ltd.	189,000	16,389
	DHC Software Co. Ltd., Class A	76,700	64,934
	Dian Diagnostics Group Co. Ltd., Class A	15,300	58,358
#	Differ Group Auto Ltd.	990,000	197,994
	Digital China Group Co. Ltd., Class A	15,500	56,810
	Digital China Holdings Ltd.	344,000	136,239
	Digital China Information Service Co. Ltd., Class A	29,600	46,985
	Do-Fluoride Chemicals Co. Ltd., Class A	9,200	39,341
	Dong-E-E-Jiao Co. Ltd., Class A	13,500	69,454
	Dongfang Electric Corp. Ltd., Class H	84,200	126,990
	Dongfang Electronics Co. Ltd., Class A	26,700	29,927
	Dongfeng Motor Group Co. Ltd., Class H	952,000	430,689
	Dongguan Development Holdings Co. Ltd., Class A	26,300	31,640
	Dongjiang Environmental Co. Ltd., Class H	104,400	27,543
	Dongxing Securities Co. Ltd., Class A	44,600	47,532
	Dongyue Group Ltd.	803,000	696,909
*	DouYu International Holdings Ltd., ADR	47,088	47,083
*	Duiba Group Ltd.	51,200	3,159
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	127,000	34,817
	East Group Co. Ltd., Class A	21,700	20,667
	East Money Information Co. Ltd., Class A	20,856	44,709
	E-Commodities Holdings Ltd.	948,000	125,553
	Ecovacs Robotics Co. Ltd., Class A	4,500	36,119
	Edan Instruments, Inc., Class A	10,600	17,945
	Edifier Technology Co. Ltd., Class A	23,100	25,630
	Edvantage Group Holdings Ltd.	105,794	23,856
	EEKA Fashion Holdings Ltd.	40,500	52,612
	EIT Environmental Development Group Co. Ltd., Class A	5,640	11,908
	Electric Connector Technology Co. Ltd., Class A	7,200	36,324
*	Elion Energy Co. Ltd., Class A	40,170	24,890
	ENN Energy Holdings Ltd.	89,500	889,813
	ENN Natural Gas Co. Ltd., Class A	40,000	85,213
	Eoptolink Technology, Inc.Ltd., Class A	5,900	20,953
	Essex Bio-technology Ltd.	122,000	49,393
	Eternal Asia Supply Chain Management Ltd., Class A	55,800	39,998
*	Ev Dynamics Holdings Ltd.	1,140,000	5,519
#	EVA Precision Industrial Holdings Ltd.	414,000	54,310
	Everbright Jiabao Co. Ltd., Class A	35,500	12,674
#Ω	Everbright Securities Co. Ltd., Class H	80,600	43,618
*	EverChina International Holdings Co. Ltd.	335,000	7,174
*Ω	Everest Medicines Ltd.	40,000	31,525
*	Fang Holdings Ltd., ADR	930	493
*	Fangda Carbon New Material Co. Ltd., Class A	52,700	43,440
	Fangda Special Steel Technology Co. Ltd., Class A	69,640	54,458
	Fanhua, Inc., Sponsored ADR	14,536	70,209
	Far East Horizon Ltd.	1,016,000	784,585
	FAW Jiefang Group Co. Ltd., Class A	26,900	25,681
	FAWER Automotive Parts Co. Ltd., Class A	37,700	23,583
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	33,900	64,181
	Fibocom Wireless, Inc., Class A	9,750	25,063

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	FIH Mobile Ltd.	1,512,000	$123,287
	Financial Street Holdings Co. Ltd., Class A	69,000	43,847
	FinVolution Group, ADR	40,595	176,182
	First Capital Securities Co. Ltd., Class A	45,400	34,628
	First Tractor Co. Ltd., Class H	102,000	41,023
#	Flat Glass Group Co. Ltd., Class H	116,000	272,090
	Focus Media Information Technology Co. Ltd., Class A	159,000	97,841
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	15,015	123,062
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	16,500	18,378
	Fosun International Ltd.	685,072	418,649
*	Founder Holdings Ltd.	214,000	9,548
	Founder Securities Co. Ltd., Class A	80,100	69,565
	Fountain SET Holdings Ltd.	350,000	33,434
	Foxconn Industrial Internet Co. Ltd., Class A	113,700	127,949
	FriendTimes, Inc.	138,000	18,133
	Fu Shou Yuan International Group Ltd.	421,000	210,324
*	Fuan Pharmaceutical Group Co. Ltd., Class A	23,900	11,881
	Fufeng Group Ltd.	815,000	422,657
*††	Fuguiniao Co. Ltd.	37,999	0
	Fujian Boss Software Development Co. Ltd., Class A	8,600	26,162
	Fujian Funeng Co. Ltd., Class A	13,300	19,540
*	Fujian Green Pine Co. Ltd., Class A	12,800	10,741
	Fujian Longking Co. Ltd., Class A	33,901	65,846
	Fujian Star-net Communication Co. Ltd., Class A	9,800	28,512
	Fujian Sunner Development Co. Ltd., Class A	23,000	69,212
*	Fullshare Holdings Ltd.	2,525,000	31,811
	Fulongma Group Co. Ltd., Class A	4,400	5,315
	Fulu Holdings Ltd.	16,500	8,623
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	196,400	703,840
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	7,500	36,391
#Ω	Ganfeng Lithium Group Co. Ltd., Class H	36,880	249,442
*	Ganglong China Property Group Ltd.	72,000	18,792
	Gansu Jingyuan Coal Industry & Electricity Power Co. Ltd., Class A	69,800	30,099
	Gansu Qilianshan Cement Group Co. Ltd., Class A	23,800	31,497
	Gansu Shangfeng Cement Co. Ltd., Class A	23,880	32,801
	Gaona Aero Material Co. Ltd., Class A	2,800	20,524
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,600	55,923
	GCL Energy Technology Co. Ltd.	23,400	43,662
	GCL New Energy Holdings Ltd.	144,851	9,780
*	GCL Technology Holdings Ltd.	3,085,000	781,915
*	GD Power Development Co. Ltd., Class A	38,900	23,312
#*	GDS Holdings Ltd., ADR	4,561	39,361
*	GDS Holdings Ltd., Class A	119,800	133,715
	Geely Automobile Holdings Ltd.	1,377,000	1,481,902
	GEM Co. Ltd., Class A	43,800	44,660
	Gemdale Corp., Class A	55,500	59,738
	Gemdale Properties & Investment Corp. Ltd.	2,404,000	131,719
Ω	Genertec Universal Medical Group Co. Ltd.	474,000	198,136
*	Genimous Technology Co. Ltd., Class A	34,000	25,650
	GEPIC Energy Development Co. Ltd., Class A	30,000	20,728
	Getein Biotech, Inc., Class A	8,036	14,568
	GF Securities Co. Ltd., Class H	204,400	207,958
	Giant Network Group Co. Ltd., Class A	60,700	64,501
	GigaDevice Semiconductor, Inc., Class A	10,480	118,447
	Ginlong Technologies Co. Ltd., Class A	1,950	50,000
	Glarun Technology Co. Ltd., Class A	11,900	23,695
*	Glorious Property Holdings Ltd.	1,282,000	18,129
#*	Glory Sun Financial Group Ltd.	348,000	799
	GoerTek, Inc., Class A	31,100	92,323

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Goke Microelectronics Co. Ltd., Class A	2,300	$23,814
	Goldcard Smart Group Co. Ltd.	9,300	12,457
*	Golden Eagle Retail Group Ltd.	273,000	165,003
Ω	Golden Throat Holdings Group Co. Ltd.	79,000	16,629
	GoldenHome Living Co. Ltd., Class A	3,640	12,453
	Goldenmax International Group Ltd., Class A	21,100	23,056
	Goldpac Group Ltd.	120,000	19,395
#*	GOME Retail Holdings Ltd.	2,956,000	48,228
*	Goodbaby International Holdings Ltd.	422,000	26,913
*	Gosuncn Technology Group Co. Ltd., Class A	16,800	7,581
	Gotion High-tech Co. Ltd., Class A	6,960	28,777
*	Gracell Biotechnologies, Inc., ADR	3,301	10,530
*	Grand Baoxin Auto Group Ltd.	386,164	18,037
*	Grand Industrial Holding Group Co. Ltd.	12,100	13,784
	Grand Pharmaceutical Group Ltd., Class L	344,000	147,196
	Grandblue Environment Co. Ltd., Class A	4,400	10,810
*	Grandjoy Holdings Group Co. Ltd., Class A	95,900	41,449
	Great Wall Motor Co. Ltd., Class H	217,000	237,051
*	Greattown Holdings Ltd., Class A	69,200	29,839
	Greatview Aseptic Packaging Co. Ltd.	392,000	54,937
	Gree Electric Appliances, Inc. of Zhuhai, Class A	30,779	121,210
	Gree Real Estate Co. Ltd., Class A	23,800	18,299
*	Greenland Holdings Corp. Ltd., Class A	128,667	46,328
	Greenland Hong Kong Holdings Ltd.	549,000	28,309
	Greentown China Holdings Ltd.	317,500	302,918
Ω	Greentown Management Holdings Co. Ltd.	200,000	114,496
	Greentown Service Group Co. Ltd.	526,000	215,213
	GRG Banking Equipment Co. Ltd., Class A	25,300	32,669
	Guangdong Advertising Group Co. Ltd., Class A	30,400	17,478
	Guangdong Aofei Data Technology Co. Ltd., Class A	11,880	15,190
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	24,700	35,218
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,000	17,582
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	11,500	10,849
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	6,100	17,896
	Guangdong Haid Group Co. Ltd., Class A	4,000	31,671
	Guangdong HEC Technology Holding Co. Ltd., Class A	54,900	69,974
	Guangdong Hongda Holdings Group Co. Ltd., Class A	7,300	27,311
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	25,000	13,227
	Guangdong Hybribio Biotech Co. Ltd., Class A	7,182	20,085
	Guangdong Investment Ltd.	626,000	394,678
	Guangdong Land Holdings Ltd.	136,000	10,942
	Guangdong Provincial Expressway Development Co. Ltd., Class A	12,000	11,559
	Guangdong Shirongzhaoye Co. Ltd., Class A	15,300	10,796
	Guangdong Sirio Pharma Co. Ltd., Class A	3,300	12,316
	Guangdong South New Media Co. Ltd., Class A	6,200	27,060
	Guangdong Tapai Group Co. Ltd., Class A	34,600	32,014
	Guangdong Topstar Technology Co. Ltd., Class A	9,000	19,446
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	18,700	41,011
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	57,100	21,074
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	9,900	28,838
	Guanghui Energy Co. Ltd., Class A	97,500	137,395
*	Guangshen Railway Co. Ltd., Class H	702,000	91,336
	Guangxi Liugong Machinery Co. Ltd., Class A	43,100	34,488
	Guangxi LiuYao Group Co. Ltd., Class A	12,200	29,996
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	95,300	35,426
	Guangzhou Automobile Group Co. Ltd., Class H	385,200	234,741
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	44,100	84,064
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	66,000	147,239

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	2,300	$19,909
	Guangzhou GRG Metrology & Test Co. Ltd., Class A	10,300	24,139
	Guangzhou Haige Communications Group, Inc. Co., Class A	58,800	68,206
	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	15,700	14,560
	Guangzhou KDT Machinery Co. Ltd., Class A	13,860	29,025
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,300	75,394
	Guangzhou Restaurant Group Co. Ltd., Class A	13,220	36,902
	Guangzhou Shangpin Home Collection Co. Ltd., Class A	7,000	17,463
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	14,134	82,354
	Guangzhou Wondfo Biotech Co. Ltd., Class A	9,140	37,804
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	24,968	19,088
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	36,400	32,320
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	16,400	14,954
	Guizhou Gas Group Corp. Ltd., Class A	21,400	21,915
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	42,371	38,956
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	72,400	51,184
*	Guocheng Mining Co. Ltd., Class A	9,900	21,496
#	Guolian Securities Co. Ltd., Class H	130,000	56,944
	Guomai Technologies, Inc., Class A	32,100	34,862
	Guosen Securities Co. Ltd., Class A	9,100	10,772
*	Guosheng Financial Holding, Inc., Class A	32,300	33,154
Ω	Guotai Junan Securities Co. Ltd., Class H	65,400	66,073
	Guoyuan Securities Co. Ltd., Class A	80,730	69,161
	H World Group Ltd., ADR	10,128	274,266
#*Ω	Haichang Ocean Park Holdings Ltd.	628,000	556,127
	Haier Smart Home Co. Ltd., Class A	47,100	134,428
	Haier Smart Home Co. Ltd., Class H	561,999	1,406,675
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	5,740	19,850
*	Hainan Development Holdings Nanhai Co. Ltd., Class A	16,800	22,601
*	Hainan Meilan International Airport Co. Ltd., Class H	57,000	88,529
	Hainan Poly Pharm Co. Ltd., Class A	13,400	48,592
	Haitian International Holdings Ltd.	270,000	540,583
	Haitong Securities Co. Ltd., Class H	488,400	238,744
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	230,000	13,927
*	Hand Enterprise Solutions Co. Ltd., Class A	15,900	19,543
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	16,500	43,513
	Hangcha Group Co. Ltd., Class A	11,640	26,221
	Hangjin Technology Co. Ltd., Class A	11,100	44,552
	Hangxiao Steel Structure Co. Ltd., Class A	35,100	18,833
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	55,200	67,774
*	Hangzhou Century Co. Ltd., Class A	31,200	18,492
	Hangzhou First Applied Material Co. Ltd., Class A	4,800	42,463
	Hangzhou Haoyue Personal Care Co., Ltd., Class A	3,800	21,649
	Hangzhou Lion Electronics Co. Ltd., Class A	2,368	13,935
	Hangzhou Onechance Tech Corp., Class A	5,700	22,188
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	10,500	60,505
	Hangzhou Robam Appliances Co. Ltd., Class A	16,100	45,245
	Hangzhou Silan Microelectronics Co. Ltd., Class A	10,900	47,031
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	10,900	74,027
	Han’s Laser Technology Industry Group Co. Ltd., Class A	18,100	63,019
Ω	Hansoh Pharmaceutical Group Co. Ltd.	108,000	166,956
	Haohua Chemical Science & Technology Co. Ltd., Class A	3,400	19,999
*Ω	Harbin Bank Co. Ltd., Class H	359,000	12,121
	Harbin Boshi Automation Co. Ltd., Class A	13,300	27,891
*	Harbin Electric Co. Ltd., Class H	312,000	105,340
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	28,000	10,227
††	Harmonicare Medical Holdings Ltd.	99,000	4,824
	HBIS Resources Co. Ltd., Class A	12,100	15,611
*Ω	HBM Holdings Ltd.	148,000	16,943

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	HC Group, Inc.	226,000	$7,256
	Health & Happiness H&H International Holdings Ltd.	108,500	102,299
*	Healthcare Co., Ltd., Class A	15,800	20,057
*	Hebei Construction Group Corp. Ltd., Class H	79,000	6,634
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	10,500	30,603
	Hefei Meiya Optoelectronic Technology, Inc., Class A	17,940	58,409
	Hefei Urban Construction Development Co. Ltd., Class A	19,600	16,727
	Heilongjiang Agriculture Co. Ltd., Class A	35,000	66,225
#	Hello Group, Inc., Sponsored ADR	67,096	315,351
	Henan Jinma Energy Co. Ltd., Class H	22,000	7,623
	Henan Lingrui Pharmaceutical Co., Class A	6,200	12,277
	Henan Pinggao Electric Co. Ltd., Class A	37,500	36,872
*	Henan Senyuan Electric Co. Ltd., Class A	28,300	13,186
	Henan Shenhuo Coal & Power Co. Ltd., Class A	53,200	102,331
	Henan Shuanghui Investment & Development Co. Ltd., Class A	37,500	117,130
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,240	16,066
*	Henan Yicheng New Energy Co. Ltd., Class A	22,500	15,307
	Henan Yuguang Gold & Lead Co. Ltd., Class A	20,400	13,567
	Henan Zhongyuan Expressway Co. Ltd., Class A	51,100	18,620
	Henderson Investment Ltd.	129,000	4,111
	Hengan International Group Co. Ltd.	270,000	1,046,857
*	Hengdeli Holdings Ltd.	1,112,000	34,659
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	31,100	75,595
	Hengli Petrochemical Co. Ltd., Class A	70,500	148,557
	Hengtong Optic-electric Co. Ltd., Class A	21,600	57,787
	Hengyi Petrochemical Co. Ltd., Class A	74,250	68,290
	Hesteel Co. Ltd., Class A	335,900	99,815
	Hexing Electrical Co. Ltd., Class A	15,400	37,044
*	Hi Sun Technology China Ltd.	819,000	78,934
	Hisense Home Appliances Group Co. Ltd., Class H	128,000	105,904
	Hithink RoyalFlush Information Network Co. Ltd., Class A	4,800	56,117
*	Holitech Technology Co. Ltd., Class A	95,400	34,732
	Homeland Interactive Technology Ltd.	116,000	21,870
*	Hongda Xingye Co. Ltd., Class A	56,700	25,514
	Hongfa Technology Co. Ltd., Class A	15,260	71,938
*	Honghua Group Ltd.	1,432,000	35,569
*	Hongli Zhihui Group Co. Ltd., Class A	8,800	8,762
	Hongta Securities Co. Ltd., Class A	18,450	18,119
*††Ω	Honworld Group Ltd.	72,000	5,280
Ω	Hope Education Group Co. Ltd.	1,104,000	68,206
#	Hopson Development Holdings Ltd.	382,360	306,531
††	Hua Han Health Industry Holdings Ltd.	1,174,000	8,420
*Ω	Hua Hong Semiconductor Ltd.	235,000	550,473
*	Hua Yin International Holdings Ltd.	385,000	23,849
	Huaan Securities Co. Ltd., Class A	94,120	56,907
#	Huadian Power International Corp. Ltd., Class H	402,000	120,730
	Huadong Medicine Co. Ltd., Class A	12,000	67,515
	Huafon Chemical Co. Ltd., Class A	110,500	100,998
*	Huafon Microfibre Shanghai Technology Co. Ltd.	44,600	22,958
	Huafu Fashion Co. Ltd., Class A	26,800	11,115
	Huagong Tech Co. Ltd., Class A	11,400	26,282
	Huaibei Mining Holdings Co. Ltd., Class A	49,200	87,731
	Hualan Biological Engineering, Inc., Class A	15,869	38,612
*	Huaneng Power International, Inc., Class H	646,000	231,154
*	Huanxi Media Group Ltd.	20,000	2,295
	Huapont Life Sciences Co. Ltd., Class A	52,000	37,447
Ω	Huatai Securities Co. Ltd., Class H	221,600	217,003
*	Huawen Media Group, Class A	59,000	17,007
	Huaxi Holdings Co. Ltd.	42,000	6,372

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Huaxi Securities Co. Ltd., Class A	66,300	$66,862
	Huaxia Bank Co. Ltd., Class A	75,900	49,863
	Huaxin Cement Co. Ltd., Class A	33,600	61,796
	Huayu Automotive Systems Co. Ltd., Class A	62,951	144,702
#	Huazhong In-Vehicle Holdings Co. Ltd.	142,000	43,798
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	96,300	38,021
	Hubei Energy Group Co. Ltd., Class A	31,500	18,093
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	16,900	75,534
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	28,300	109,874
	Huishang Bank Corp. Ltd., Class H	268,400	83,509
	Huizhou Desay Sv Automotive Co. Ltd., Class A	1,200	17,043
	Humanwell Healthcare Group Co. Ltd., Class A	21,400	58,921
	Hunan Aihua Group Co. Ltd., Class A	11,300	37,437
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	51,000	22,200
	Hunan Gold Corp. Ltd., Class A	30,900	56,070
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	44,800	28,826
	Hunan Valin Steel Co. Ltd., Class A	202,040	110,813
	Hundsun Technologies, Inc., Class A	3,276	18,761
#*	HUYA, Inc., ADR	28,276	52,876
*Ω	Hygeia Healthcare Holdings Co. Ltd.	44,600	193,160
*	Hytera Communications Corp. Ltd., Class A	62,600	45,230
*	HyUnion Holding Co. Ltd., Class A	21,900	23,053
*	IAT Automobile Technology Co. Ltd., Class A	9,000	14,252
*	IBO Technology Co. Ltd.	24,000	5,990
*Ω	iDreamSky Technology Holdings Ltd.	142,800	53,738
	Iflytek Co. Ltd., Class A	4,800	23,101
	IKD Co. Ltd., Class A	15,900	41,317
*	I-Mab, Sponsored ADR	4,515	16,751
Ω	IMAX China Holding, Inc.	21,500	12,373
	Imeik Technology Development Co. Ltd., Class A	602	34,773
	Industrial & Commercial Bank of China Ltd., Class H	7,385,000	3,206,311
	Industrial Bank Co. Ltd., Class A	147,900	305,085
*	Industrial Securities Co. Ltd., Class A	83,720	62,731
	Infore Environment Technology Group Co. Ltd., Class A	49,800	31,845
#*Ω	Ingdan, Inc.	206,000	33,336
	Ingenic Semiconductor Co. Ltd., Class A	2,300	21,413
*	Inkeverse Group Ltd.	53,000	5,336
	Inmyshow Digital Technology Group Co. Ltd., Class A	26,000	21,421
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	383,200	92,516
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	62,200	105,374
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	28,420	54,323
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	174,700	93,135
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	61,600	30,277
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	45,200	35,653
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	39,700	137,560
	Inner Mongolia Yitai Coal Co. Ltd., Class H	52,800	62,937
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	78,600	69,533
	Inspur Electronic Information Industry Co. Ltd., Class A	8,000	25,251
*	Inspur International Ltd.	132,000	28,060
*	Inspur Software Co. Ltd., Class A	8,000	15,647
	Intco Medical Technology Co. Ltd., Class A	19,526	56,990
*Ω	International Alliance Financial Leasing Co. Ltd.	204,000	110,443
	Intron Technology Holdings Ltd.	23,000	9,553
#*	iQIYI, Inc., ADR	102,128	206,299
	IReader Technology Co. Ltd., Class A	7,700	15,089
*	IRICO Group New Energy Co. Ltd., Class H	8,500	7,641
	IVD Medical Holding Ltd.	114,000	29,745
	JA Solar Technology Co. Ltd., Class A	6,100	52,380

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*Ω	Jacobio Pharmaceuticals Group Co. Ltd.	36,300	$16,019
	Jafron Biomedical Co. Ltd., Class A	10,500	45,629
	Jason Furniture Hangzhou Co. Ltd., Class A	4,400	18,249
	JCET Group Co. Ltd., Class A	35,400	116,956
*Ω	JD Health International, Inc.	14,400	79,000
	JD.com, Inc., Class A	46,807	852,379
	Jenkem Technology Co. Ltd., Class A	866	19,522
#*	JH Educational Technology, Inc.	62,000	8,796
*	Jiajiayue Group Co. Ltd., Class A	10,300	13,576
	Jiangling Motors Corp. Ltd., Class A	9,800	19,054
*	Jiangnan Group Ltd.	756,000	19,751
	Jiangsu Azure Corp., Class A	7,900	16,230
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	1,048	14,741
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	3,600	23,251
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	65,800	63,203
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	5,700	38,301
	Jiangsu Eastern Shenghong Co. Ltd., Class A	30,900	52,113
*	Jiangsu Etern Co. Ltd., Class A	25,300	12,595
	Jiangsu Expressway Co. Ltd., Class H	216,000	152,354
	Jiangsu GoodWe Power Supply Technology Co. Ltd., Class A	603	27,742
	Jiangsu Guomao Reducer Co. Ltd., Class A	4,620	12,371
	Jiangsu Guotai International Group Co. Ltd., Class A	47,900	53,113
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	10,517	79,517
	Jiangsu Hengrui Medicine Co. Ltd., Class A	7,933	43,787
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	16,004	22,003
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	6,100	12,143
	Jiangsu Huaxicun Co. Ltd., Class A	24,200	17,761
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	72,583	36,961
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	7,400	18,827
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	14,200	37,414
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	7,987	40,952
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	26,000	17,958
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	5,875	29,380
	Jiangsu Linyang Energy Co. Ltd., Class A	45,100	45,694
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	18,500	51,268
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	23,100	39,941
	Jiangsu Shagang Co. Ltd., Class A	51,900	27,677
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	23,500	37,941
	Jiangsu Sidike New Material Science & Technology Co. Ltd., Class A	3,200	9,784
	Jiangsu ToLand Alloy Co. Ltd., Class A	3,200	23,767
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	14,000	251,057
	Jiangsu Yangnong Chemical Co. Ltd., Class A	4,700	59,520
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	15,600	69,550
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	48,720	29,712
	Jiangsu Zhongtian Technology Co. Ltd., Class A	7,400	22,310
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	78,200	27,108
	Jiangxi Copper Co. Ltd., Class H	345,000	377,003
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	12,700	21,177
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	3,300	4,366
	Jiangxi Wannianqing Cement Co. Ltd., Class A	16,700	18,039
*	Jiangxi Zhengbang Technology Co. Ltd., Class A	32,300	15,494
	Jiangzhong Pharmaceutical Co. Ltd., Class A	16,900	35,144
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	36,500	25,266
*	Jiayin Group, Inc., ADR	2,876	6,874
	Jiayou International Logistics Co. Ltd., Class A	9,380	27,047
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	29,800	56,487
*	Jilin Electric Power Co. Ltd., Class A	20,200	16,400
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	38,300	12,975
	Jinchuan Group International Resources Co. Ltd.	653,000	43,250

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jinduicheng Molybdenum Co. Ltd., Class A	61,600	$70,761
	Jingjin Equipment, Inc., Class A	11,900	50,570
*††	Jingrui Holdings Ltd.	262,000	14,769
	Jingwei Textile Machinery Co. Ltd., Class A	17,144	18,118
	Jinhui Liquor Co. Ltd., Class A	8,000	22,013
#*	JinkoSolar Holding Co. Ltd., ADR	11,019	523,182
*	Jinmao Property Services Co. Ltd.	30,120	9,223
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	41,400	76,399
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	33,900	15,719
	Jinneng Science&Technology Co. Ltd., Class A	32,000	39,401
	Jinyu Bio-Technology Co. Ltd., Class A	9,900	11,262
	Jinyuan EP Co. Ltd., Class A	18,500	33,419
	JiuGui Liquor Co. Ltd., Class A	3,100	43,411
Ω	Jiumaojiu International Holdings Ltd.	239,000	375,626
	Jiuzhitang Co. Ltd., Class A	27,700	32,960
	Jizhong Energy Resources Co. Ltd., Class A	110,900	92,250
	JNBY Design Ltd.	88,500	69,705
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	39,300	62,956
	Joinn Laboratories China Co. Ltd., Class A	6,232	48,895
	Jointown Pharmaceutical Group Co. Ltd., Class A	49,600	85,511
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	13,100	48,765
*	Joy City Property Ltd.	1,858,000	48,105
	Joyoung Co. Ltd., Class A	17,316	34,512
#	JOYY, Inc., ADR	20,495	517,089
#Ω	JS Global Lifestyle Co. Ltd.	275,000	221,517
	JSTI Group, Class A	30,744	24,276
	Ju Teng International Holdings Ltd.	328,000	50,428
	Juewei Food Co. Ltd., Class A	5,600	36,332
*	Juneyao Airlines Co. Ltd., Class A	29,200	54,800
	Jushri Technologies, Inc., Class A	7,040	11,726
*	Jutal Offshore Oil Services Ltd.	8,000	478
	JY Grandmark Holdings Ltd.	98,000	15,466
*	Kaiser China Cultural Co. Ltd., Class A	31,000	19,089
*	Kaishan Group Co. Ltd., Class A	13,200	30,270
*Ω	Kangda International Environmental Co. Ltd.	244,000	18,342
#*	Kanzhun Ltd.	2,118	23,150
#*	Kasen International Holdings Ltd.	310,000	17,995
	KBC Corp. Ltd., Class A	721	24,400
	Keboda Technology Co. Ltd., Class A	1,800	14,769
	Keeson Technology Corp. Ltd., Class A	8,576	15,297
	Kehua Data Co. Ltd., Class A	9,400	55,062
*	Keshun Waterproof Technologies Co. Ltd., Class A	19,100	25,082
	Kinetic Development Group Ltd.	130,000	9,431
	Kingboard Holdings Ltd.	273,500	675,178
	Kingboard Laminates Holdings Ltd.	427,500	341,520
	KingClean Electric Co. Ltd., Class A	9,180	41,271
	Kingfa Sci & Tech Co. Ltd., Class A	60,200	80,008
	Kingsoft Corp. Ltd.	294,400	891,485
*	Ko Yo Chemical Group Ltd.	976,000	22,136
	Konfoong Materials International Co. Ltd., Class A	3,000	36,226
	Konka Group Co. Ltd., Class A	49,000	32,709
	KPC Pharmaceuticals, Inc., Class A	24,300	52,348
*	Kuang-Chi Technologies Co. Ltd., Class A	6,500	15,433
	Kunlun Energy Co. Ltd.	1,904,000	1,137,963
	Kunlun Tech Co. Ltd., Class A	30,700	54,866
	Kunming Yunnei Power Co. Ltd., Class A	42,400	15,433
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	12,100	11,628
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	4,100	8,094
	Kweichow Moutai Co. Ltd., Class A	5,138	952,348

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	KWG Group Holdings Ltd.	477,000	$46,160
	KWG Living Group Holdings Ltd.	325,750	30,678
*	Lakala Payment Co. Ltd., Class A	24,000	48,279
	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	25,500	22,254
	Lao Feng Xiang Co. Ltd., Class A	6,800	35,816
	Laobaixing Pharmacy Chain JSC, Class A	11,410	55,000
*	Launch Tech Co. Ltd., Class H	1,500	445
	LB Group Co. Ltd., Class A	47,900	101,105
	Lee & Man Chemical Co. Ltd.	62,000	39,316
	Lee & Man Paper Manufacturing Ltd.	600,000	181,902
	Lee’s Pharmaceutical Holdings Ltd.	149,500	26,298
Ω	Legend Holdings Corp., Class H	198,500	166,852
	Lenovo Group Ltd.	2,504,000	2,001,216
	Lens Technology Co. Ltd., Class A	48,000	65,684
*	Leo Group Co. Ltd., Class A	204,800	48,143
	Lepu Medical Technology Beijing Co. Ltd., Class A	31,300	108,519
	Levima Advanced Materials Corp., Class A	6,500	29,162
*	LexinFintech Holdings Ltd., ADR	38,480	52,333
	Leyard Optoelectronic Co. Ltd., Class A	75,300	58,226
#*	Li Auto, Inc., ADR	11,013	149,997
	Li Ning Co. Ltd.	349,000	1,805,349
	Lianhe Chemical Technology Co. Ltd., Class A	10,500	26,993
	Liao Ning Oxiranchem, Inc., Class A	9,800	10,802
	Liaoning Cheng Da Co. Ltd., Class A	20,500	34,598
	Lier Chemical Co. Ltd., Class A	15,680	39,162
*	Lifestyle China Group Ltd.	232,000	16,559
*	Lifetech Scientific Corp.	972,000	305,017
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	57,600	20,342
*	Lingyi iTech Guangdong Co., Class A	102,700	66,610
*††	Link Motion, Inc., Sponsored ADR	31,632	0
	Liuzhou Iron & Steel Co. Ltd., Class A	44,400	20,618
	Livzon Pharmaceutical Group, Inc., Class H	40,271	105,408
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	12,100	46,250
	LK Technology Holdings Ltd.	167,250	151,414
	Logan Group Co. Ltd.	200,000	8,119
	Loncin Motor Co. Ltd., Class A	55,897	39,660
	Long Yuan Construction Group Co. Ltd., Class A	40,000	29,665
Ω	Longfor Group Holdings Ltd.	577,000	735,204
	Longhua Technology Group Luoyang Co. Ltd., Class A	10,400	9,881
	LONGi Green Energy Technology Co. Ltd., Class A	60,844	401,824
	Longshine Technology Group Co. Ltd., Class A	13,800	48,819
	Lonking Holdings Ltd.	1,099,000	151,197
	Luenmei Quantum Co. Ltd., Class A	19,608	16,754
	Luolai Lifestyle Technology Co. Ltd., Class A	19,600	25,284
*	Luoniushan Co. Ltd., Class A	26,700	23,093
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	15,000	15,742
#*	Luoyang Glass Co. Ltd., Class H	76,000	68,556
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	1,700	16,321
	Lushang Health Industry Development Co. Ltd., Class A	22,600	20,208
	Luxi Chemical Group Co. Ltd., Class A	47,000	73,327
	Luxshare Precision Industry Co. Ltd., Class A	24,909	96,916
*Ω	Luye Pharma Group Ltd.	724,000	176,000
	Luzhou Laojiao Co. Ltd., Class A	9,000	193,058
#*	LVGEM China Real Estate Investment Co. Ltd.	376,000	35,937
	Maanshan Iron & Steel Co. Ltd., Class H	276,000	44,279
	Maccura Biotechnology Co. Ltd., Class A	16,300	43,575
	Mango Excellent Media Co. Ltd., Class A	31,602	95,273
#*Ω	Maoyan Entertainment	130,600	76,165
*	Maoye International Holdings Ltd.	446,000	11,477

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Markor International Home Furnishings Co. Ltd., Class A	50,200	$17,764
	Maxscend Microelectronics Co., Ltd., Class A	4,725	59,801
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	6,400	20,080
*	Meilleure Health International Industry Group Ltd.	444,000	14,716
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	65,100	38,110
*Ω	Meitu, Inc.	603,000	52,213
*Ω	Meituan, Class B	33,500	536,353
	Metallurgical Corp. of China Ltd., Class H	834,000	132,800
*	Mianyang Fulin Precision Co. Ltd., Class A	16,800	32,453
	Midea Group Co. Ltd., Class A	52,200	287,563
Ω	Midea Real Estate Holding Ltd.	75,600	52,827
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	2,000	31,511
	Min Xin Holdings Ltd.	48,000	18,474
	Ming Yang Smart Energy Group Ltd., Class A	15,900	54,422
	Ming Yuan Cloud Group Holdings Ltd.	177,000	81,523
*	Mingfa Group International Co. Ltd.	299,000	15,005
	Minmetals Land Ltd.	846,000	47,913
Ω	Minsheng Education Group Co. Ltd.	92,000	5,035
	Minth Group Ltd.	378,000	745,364
	MLS Co. Ltd., Class A	42,600	48,746
*	MMG Ltd.	1,424,000	280,794
	Monalisa Group Co. Ltd., Class A	4,900	8,375
*	Montnets Cloud Technology Group Co. Ltd., Class A	7,500	11,603
*Ω	Mulsanne Group Holding Ltd.	28,500	14,377
	Muyuan Foods Co. Ltd., Class A	8,767	56,478
*	Myhome Real Estate Development Group Co. Ltd., Class A	43,700	7,668
	MYS Group Co. Ltd., Class A	47,900	22,677
*††	Nan Hai Corp. Ltd.	7,550,000	25,296
	NanJi E-Commerce Co. Ltd., Class A	47,100	28,805
	Nanjing Chervon Auto Precision Technology Co. Ltd., Class A	5,200	16,182
	Nanjing Hanrui Cobalt Co. Ltd., Class A	4,100	22,537
	Nanjing Iron & Steel Co. Ltd., Class A	119,200	49,888
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	26,730	59,689
*	Nanjing Sample Technology Co. Ltd., Class H	45,500	16,758
	Nanjing Securities Co. Ltd., Class A	25,800	28,057
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	30,600	35,024
	Nanjing Yunhai Special Metals Co. Ltd., Class A	9,400	24,386
	Nantong Jianghai Capacitor Co. Ltd., Class A	11,800	40,964
	NARI Technology Co. Ltd., Class A	27,344	91,837
*	National Silicon Industry Group Co. Ltd., Class A	15,429	42,984
	Natural Food International Holding Ltd., Class H	98,000	4,744
	NavInfo Co. Ltd., Class A	19,200	31,236
	NetDragon Websoft Holdings Ltd.	84,000	141,047
	NetEase, Inc., ADR	32,467	1,805,815
	New China Life Insurance Co. Ltd., Class H	290,300	461,019
	New Hope Dairy Co. Ltd., Class A	9,600	13,559
*	New Hope Liuhe Co. Ltd., Class A	31,400	55,662
*	New World Department Store China Ltd.	182,000	12,988
	Newland Digital Technology Co. Ltd., Class A	17,900	33,811
	Nexteer Automotive Group Ltd.	346,000	187,270
	Nine Dragons Paper Holdings Ltd.	946,000	560,663
	Ninestar Corp., Class A	6,700	52,597
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	13,900	11,745
	Ningbo Construction Co. Ltd., Class A	28,900	16,594
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	6,200	24,008
	Ningbo Huaxiang Electronic Co. Ltd., Class A	21,900	42,613
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	13,500	21,408
*	Ningbo Joyson Electronic Corp., Class A	25,200	53,036
	Ningbo Orient Wires & Cables Co. Ltd., Class A	6,400	67,557

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	2,483	$26,899
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	30,922	58,371
	Ningbo Xusheng Auto Technology Co. Ltd., Class A	3,920	18,472
	Ningbo Yunsheng Co. Ltd., Class A	34,900	47,560
	Ningbo Zhoushan Port Co. Ltd., Class A	111,900	53,251
	Ningxia Baofeng Energy Group Co. Ltd., Class A	59,600	93,741
	Ningxia Jiaze New Energy Co. Ltd., Class A	51,600	27,245
#*	NIO, Inc., ADR	18,358	177,522
#*	NIO, Inc., Class A	5,270	49,764
*	Niu Technologies, Sponsored ADR	9,365	24,536
*	Noah Holdings Ltd., Sponsored ADR	3,563	46,747
	Norinco International Cooperation Ltd., Class A	35,880	38,487
	North Huajin Chemical Industries Co. Ltd., Class A	47,400	43,615
	North Industries Group Red Arrow Co. Ltd., Class A	10,600	29,924
	Northeast Pharmaceutical Group Co. Ltd., Class A	13,074	9,315
	Northeast Securities Co. Ltd., Class A	59,500	51,811
	Northking Information Technology Co. Ltd., Class A	5,880	27,530
	NSFOCUS Technologies Group Co. Ltd., Class A	14,100	21,837
#*	NVC International Holdings Ltd.	1,091,000	13,380
	Ocean’s King Lighting Science & Technology Co. Ltd., Class A	8,200	9,337
*	Oceanwide Holdings Co. Ltd., Class A	82,800	12,828
*	Offcn Education Technology Co. Ltd., Class A	4,700	2,810
	Offshore Oil Engineering Co. Ltd., Class A	83,400	53,697
*	OFILM Group Co. Ltd., Class A	64,800	41,623
	Olympic Circuit Technology Co. Ltd., Class C	6,400	14,699
	Oppein Home Group, Inc., Class A	2,400	26,808
	Opple Lighting Co. Ltd., Class A	10,400	22,423
	ORG Technology Co. Ltd., Class A	67,184	43,689
*	Orient Group, Inc., Class A	113,200	38,851
	Orient Overseas International Ltd.	33,500	489,540
Ω	Orient Securities Co. Ltd., Class H	192,400	71,800
	Oriental Pearl Group Co. Ltd., Class A	69,700	57,697
*	Ourpalm Co. Ltd., Class A	51,000	20,442
	Ovctek China, Inc., Class A	5,180	21,090
*	Overseas Chinese Town Asia Holdings Ltd.	120,000	12,225
	Pacific Online Ltd.	129,000	13,142
*	Pacific Securities Co. Ltd., Class A	130,500	45,331
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	15,500	38,611
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	127,800	79,304
	PAX Global Technology Ltd.	334,000	262,497
	PCI Technology Group Co. Ltd., Class A	48,840	38,047
*Ω	Peijia Medical Ltd.	35,000	28,995
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	113,300	40,444
	People.cn Co. Ltd., Class A	12,100	15,831
	People’s Insurance Co. Group of China Ltd. , Class H	1,098,000	303,443
	Perennial Energy Holdings Ltd.	80,000	6,518
	Perfect World Co. Ltd., Class A	17,000	26,519
	PetroChina Co. Ltd., Class H	3,612,000	1,381,687
Ω	Pharmaron Beijing Co. Ltd., Class H	41,050	138,413
	PhiChem Corp., Class A	7,100	16,591
*	Phoenix Media Investment Holdings Ltd.	556,000	20,539
	PICC Property & Casualty Co. Ltd., Class H	1,308,000	1,206,383
*	Pinduoduo, Inc., ADR	2,795	153,250
	Ping An Bank Co. Ltd., Class A	129,800	184,257
#*Ω	Ping An Healthcare & Technology Co. Ltd.	111,500	206,232
	Ping An Insurance Group Co. of China Ltd., Class H	888,000	3,555,011
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	70,500	106,766
*	PNC Process Systems Co. Ltd., Class A	3,200	17,201
*	Polaris Bay Group Co. Ltd., Class A	35,100	32,960

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Poly Developments & Holdings Group Co. Ltd., Class A	31,800	$60,423
	Poly Property Group Co. Ltd.	1,058,189	165,810
#	Poly Property Services Co. Ltd., Class H	37,000	136,860
#Ω	Postal Savings Bank of China Co. Ltd., Class H	1,149,000	532,861
	Pou Sheng International Holdings Ltd.	921,000	46,391
	Power Construction Corp. of China Ltd., Class A	119,400	115,378
	Powerlong Real Estate Holdings Ltd.	103,000	8,406
	Prinx Chengshan Holding Ltd.	37,000	32,047
	Proya Cosmetics Co. Ltd., Class A	1,680	38,492
*	Pujiang International Group Ltd.	26,000	7,118
*	Q Technology Group Co. Ltd.	154,000	60,804
	Qianhe Condiment & Food Co. Ltd., Class A	6,192	13,270
	Qingdao East Steel Tower Stock Co. Ltd., Class A	17,100	18,786
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	8,600	15,920
	Qingdao Gon Technology Co. Ltd., Class A	4,700	16,601
	Qingdao Haier Biomedical Co. Ltd., Class A	3,256	34,427
	Qingdao Hanhe Cable Co. Ltd., Class A	53,333	36,224
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	3,100	11,646
#Ω	Qingdao Port International Co. Ltd., Class H	81,000	33,964
	Qingdao Rural Commercial Bank Corp., Class A	141,300	53,653
	Qingdao Sentury Tire Co. Ltd., Class A	4,700	16,728
	Qingdao TGOOD Electric Co. Ltd., Class A	14,200	29,208
	Qingdao Topscomm Communication, Inc., Class A	24,300	29,810
	Qingling Motors Co. Ltd., Class H	330,000	37,056
	Qinhuangdao Port Co. Ltd., Class H	125,500	15,508
*	Qudian, Inc., Sponsored ADR	72,373	60,070
#	Radiance Holdings Group Co. Ltd.	65,000	26,852
	Rainbow Digital Commercial Co. Ltd., Class A	31,800	21,791
*	Raisecom Technology Co. Ltd., Class A	5,700	5,539
*	Rastar Group, Class A	39,100	15,289
	Raytron Technology Co. Ltd., Class A	3,690	24,093
	Realcan Pharmaceutical Group Co. Ltd., Class A	39,500	22,647
	Red Avenue New Materials Group Co. Ltd., Class A	4,600	22,683
Ω	Red Star Macalline Group Corp. Ltd., Class H	166,668	42,121
#*Ω	Redco Properties Group Ltd.	656,000	139,536
*	Redsun Properties Group Ltd.	316,000	18,177
	Renhe Pharmacy Co. Ltd., Class A	37,500	32,501
	REXLot Holdings Ltd.	4,800,000	2,385
	Rianlon Corp., Class A	4,200	35,484
	Richinfo Technology Co. Ltd., Class A	11,600	30,507
*	Risen Energy Co. Ltd., Class A	14,500	49,116
*	RiseSun Real Estate Development Co. Ltd., Class A	117,500	32,288
	Riyue Heavy Industry Co. Ltd., Class A	7,000	21,238
	Road King Infrastructure Ltd.	83,000	23,692
	Rockchip Electronics Co. Ltd., Class A	1,900	17,043
	Rongan Property Co. Ltd., Class A	57,100	20,440
	Rongsheng Petrochemical Co. Ltd., Class A	92,750	136,274
	Ruida Futures Co. Ltd., Class A	9,100	16,835
	Runjian Co. Ltd., Class A	5,100	25,980
	Sai Micro Electronics, Inc., Class A	11,900	28,287
	SAIC Motor Corp. Ltd., Class A	38,465	72,612
	Sailun Group Co. Ltd., Class A	35,700	42,525
	Sanan Optoelectronics Co. Ltd., Class A	12,000	28,435
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	30,204	14,755
	Sangfor Technologies, Inc., Class A	900	15,534
	Sanquan Food Co. Ltd., Class A	14,960	28,846
	Sansteel Minguang Co. Ltd. Fujian, Class A	71,500	41,200
	Sansure Biotech, Inc., Class A	14,206	49,664
	Sany Heavy Equipment International Holdings Co. Ltd.	370,000	303,418

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sany Heavy Industry Co. Ltd., Class A	33,700	$62,535
	Satellite Chemical Co. Ltd., Class A	80,627	137,205
*	Saurer Intelligent Technology Co. Ltd., Class A	42,600	16,932
	SDIC Power Holdings Co. Ltd., Class A	35,400	48,971
	Sealand Securities Co. Ltd., Class A	152,319	67,923
*	Seazen Group Ltd.	1,042,761	167,502
*	Seazen Holdings Co. Ltd., Class A	52,300	94,671
#	S-Enjoy Service Group Co. Ltd.	82,000	37,584
	SF Holding Co. Ltd., Class A	36,400	241,109
	SG Micro Corp., Class A	3,100	63,715
	Shaanxi Coal Industry Co. Ltd., Class A	173,700	472,104
	Shaanxi Construction Machinery Co. Ltd., Class A	24,440	15,123
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	89,700	207,720
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	31,342	82,518
*	Shandong Chenming Paper Holdings Ltd., Class H	114,250	32,314
	Shandong Dawn Polymer Co. Ltd., Class A	8,200	19,568
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	27,500	46,877
Ω	Shandong Gold Mining Co. Ltd., Class H	70,000	111,259
	Shandong Head Group Co. Ltd., Class A	6,900	22,656
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	15,300	53,134
	Shandong Hi-speed Co. Ltd., Class A	12,100	9,110
*	Shandong Hi-Speed New Energy Group Ltd.	9,445,714	63,784
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	33,930	121,894
	Shandong Humon Smelting Co. Ltd., Class A	22,300	28,343
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	5,600	18,354
	Shandong Linglong Tyre Co. Ltd., Class A	25,595	57,559
*	Shandong Minhe Animal Husbandry Co. Ltd., Class A	6,300	13,820
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	24,400	7,775
	Shandong Nanshan Aluminum Co. Ltd., Class A	227,335	96,179
	Shandong New Beiyang Information Technology Co. Ltd., Class A	15,500	16,324
	Shandong Pharmaceutical Glass Co. Ltd., Class A	9,400	35,563
	Shandong Publishing & Media Co. Ltd., Class A	46,300	37,691
	Shandong Sun Paper Industry JSC Ltd., Class A	64,200	92,455
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	705,600	972,165
	Shandong Xiantan Co. Ltd., Class A	21,200	26,059
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	104,200	50,242
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	167,900	47,662
	Shanghai AJ Group Co. Ltd., Class A	48,900	34,875
	Shanghai AtHub Co. Ltd., Class A	8,800	31,434
	Shanghai Bailian Group Co. Ltd., Class A	41,500	57,432
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	15,120	63,275
	Shanghai Baolong Automotive Corp., Class A	3,100	17,592
	Shanghai Baosight Software Co. Ltd., Class A	10,309	60,026
	Shanghai Belling Co. Ltd., Class A	14,800	36,860
	Shanghai Bright Power Semiconductor Co. Ltd., Class A	1,232	17,077
	Shanghai Chinafortune Co. Ltd., Class A	16,400	24,090
	Shanghai Construction Group Co. Ltd., Class A	167,228	58,922
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	6,597	14,215
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	1,000	129
*	Shanghai Electric Group Co. Ltd., Class H	694,000	135,150
*	Shanghai Electric Power Co. Ltd., Class A	16,600	20,903
	Shanghai Environment Group Co. Ltd., Class A	24,600	29,605
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	15,854	22,204
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	42,500	107,323
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	77,000	333,049
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	93,000	30,570
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	4,760	12,778
	Shanghai Gench Education Group Ltd.	21,500	9,856
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	10,700	39,074

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	7,600	$25,479
	Shanghai Industrial Development Co. Ltd., Class A	38,400	15,455
	Shanghai Industrial Holdings Ltd.	218,000	212,728
	Shanghai Industrial Urban Development Group Ltd.	1,013,600	57,415
	Shanghai International Port Group Co. Ltd., Class A	38,600	27,377
	Shanghai Jahwa United Co. Ltd., Class A	6,400	24,410
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	7,500	56,160
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	10,600	14,711
*Ω	Shanghai Junshi Biosciences Co. Ltd., Class H	3,600	12,574
	Shanghai Kehua Bio-Engineering Co. Ltd., Class A	17,215	28,930
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	18,200	62,251
	Shanghai Kinetic Medical Co. Ltd., Class A	14,800	15,995
	Shanghai Liangxin Electrical Co. Ltd., Class A	16,600	25,627
	Shanghai Lingang Holdings Corp. Ltd., Class A	17,400	27,364
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	21,300	26,638
	Shanghai M&G Stationery, Inc., Class A	7,700	42,605
	Shanghai Maling Aquarius Co. Ltd., Class A	27,800	25,601
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	19,900	31,153
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	1,000	30,637
	Shanghai Moons’ Electric Co. Ltd., Class A	6,800	25,763
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	285,300	386,656
	Shanghai Pudong Construction Co. Ltd., Class A	21,500	19,730
	Shanghai Pudong Development Bank Co. Ltd., Class A	192,834	175,760
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	8,260	56,540
	Shanghai RAAS Blood Products Co. Ltd., Class A	96,000	71,518
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	2,200	5,701
*	Shanghai Runda Medical Technology Co. Ltd., Class A	12,100	18,017
	Shanghai Shenda Co. Ltd., Class A	26,200	12,160
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	26,000	32,127
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	6,500	27,350
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	20,393
	Shanghai Tunnel Engineering Co. Ltd., Class A	82,200	58,679
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	19,200	30,247
	Shanghai Wanye Enterprises Co. Ltd., Class A	14,160	36,465
	Shanghai Weaver Network Co. Ltd., Class A	2,160	14,896
	Shanghai Yaoji Technology Co. Ltd., Class A	9,800	17,858
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	3,700	11,321
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	60,570	52,105
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	41,300	63,713
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	28,700	19,656
	Shanxi Blue Flame Holding Co. Ltd., Class A	30,100	34,693
	Shanxi Coking Co. Ltd., Class A	56,160	41,317
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	129,200	201,415
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	32,700	62,166
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	70,500	162,446
	Shanxi Meijin Energy Co. Ltd., Class A	85,600	102,834
	Shanxi Securities Co. Ltd., Class A	61,360	43,433
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	159,000	86,400
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,040	160,764
	Shanying International Holding Co. Ltd., Class A	140,300	44,653
	Shede Spirits Co. Ltd., Class A	6,500	104,291
	Shenergy Co. Ltd., Class A	31,800	22,964
*	Shengda Resources Co. Ltd., Class A	12,200	16,124
	Shenghe Resources Holding Co. Ltd., Class A	19,700	36,176
*Ω	Shengjing Bank Co. Ltd., Class H	152,500	117,292
	Shengyi Technology Co. Ltd., Class A	40,831	77,722
	Shengyuan Environmental Protection Co. Ltd., Class A	4,700	10,789
	Shennan Circuits Co. Ltd., Class A	7,085	72,964
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	277,600	45,270

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	2,300	$33,005
	Shenzhen Agricultural Products Group Co. Ltd., Class A	41,200	28,943
	Shenzhen Airport Co. Ltd., Class A	46,800	40,518
	Shenzhen Aisidi Co. Ltd., Class A	36,600	50,122
*	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	29,100	18,112
	Shenzhen Capchem Technology Co. Ltd., Class A	5,760	28,559
*	Shenzhen Center Power Tech Co. Ltd., Class A	5,700	14,625
	Shenzhen Cereals Holdings Co. Ltd., Class A	21,100	19,919
	Shenzhen Changhong Technology Co. Ltd., Class A	4,600	11,999
*	Shenzhen Comix Group Co. Ltd., Class A	8,600	8,355
*	Shenzhen Das Intellitech Co. Ltd., Class A	35,900	16,007
	Shenzhen Desay Battery Technology Co., Class A	5,075	34,634
	Shenzhen Dynanonic Co. Ltd., Class A	1,040	36,824
	Shenzhen Ellassay Fashion Co. Ltd., Class A	7,000	7,964
	Shenzhen Energy Group Co. Ltd., Class A	33,500	26,209
	Shenzhen Envicool Technology Co. Ltd., Class A	3,900	18,180
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	34,280	55,451
	Shenzhen Expressway Corp. Ltd., Class H	178,000	127,785
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	37,400	60,326
	Shenzhen Fine Made Electronics Group Co. Ltd., Class A	5,400	30,149
	Shenzhen Gas Corp. Ltd., Class A	35,600	31,889
	Shenzhen Gongjin Electronics Co. Ltd., Class A	24,700	30,202
	Shenzhen Goodix Technology Co. Ltd., Class A	1,800	11,997
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	10,900	22,089
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	16,400	31,956
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	43,000	26,947
	Shenzhen Heungkong Holding Co. Ltd., Class A	67,300	15,480
	Shenzhen Huaqiang Industry Co. Ltd., Class A	16,100	24,014
	Shenzhen Inovance Technology Co. Ltd., Class A	6,600	60,468
	Shenzhen International Holdings Ltd.	706,555	475,272
	Shenzhen Investment Ltd.	1,293,262	176,207
	Shenzhen Jinjia Group Co. Ltd., Class A	35,900	35,406
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	26,500	15,222
	Shenzhen Kaifa Technology Co. Ltd., Class A	44,800	70,268
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	7,520	32,099
	Shenzhen Kedali Industry Co. Ltd., Class A	3,100	39,048
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	15,900	26,073
	Shenzhen Kinwong Electronic Co. Ltd., Class A	14,300	39,898
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,400	25,970
	Shenzhen Megmeet Electrical Co. Ltd., Class A	8,600	29,924
	Shenzhen Microgate Technology Co. Ltd., Class A	11,900	13,140
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,621	206,570
*	Shenzhen MTC Co. Ltd., Class A	130,000	61,580
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	82,000	37,006
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	50,400	20,941
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	112,906	65,205
	Shenzhen Properties & Resources Development Group Ltd., Class A	13,500	17,064
*	Shenzhen SDG Information Co. Ltd., Class A	11,500	10,018
	Shenzhen SED Industry Co. Ltd., Class A	11,400	33,230
	Shenzhen SEG Co. Ltd., Class A	23,000	17,779
	Shenzhen Senior Technology Material Co. Ltd., Class A	5,543	14,079
	Shenzhen Sunline Tech Co. Ltd., Class A	16,859	30,802
	Shenzhen Sunlord Electronics Co. Ltd., Class A	14,100	41,420
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	16,600	24,225
	Shenzhen Sunway Communication Co. Ltd., Class A	17,700	40,729
	Shenzhen Tagen Group Co. Ltd., Class A	50,500	35,584
	Shenzhen Topband Co. Ltd., Class A	20,900	32,253
	Shenzhen Transsion Holdings Co. Ltd., Class A	14,854	126,963
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	1,900	6,805

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	34,383	$30,239
*	Shenzhen World Union Group, Inc., Class A	62,600	21,488
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	36,700	22,950
	Shenzhen Yinghe Technology Co. Ltd., Class A	12,800	34,961
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	11,600	13,455
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	16,700	74,547
	Shenzhen Zhenye Group Co. Ltd., Class A	50,900	25,581
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	78,200	41,303
	Shenzhou International Group Holdings Ltd.	175,000	1,215,024
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	48,550	41,731
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	21,340	88,929
††	Shimao Group Holdings Ltd.	319,500	135,132
	Shinghwa Advanced Material Group Co. Ltd., Class A	3,100	41,272
	Shinva Medical Instrument Co. Ltd., Class A	10,200	38,425
	Shoucheng Holdings Ltd.	738,800	134,470
	Shougang Fushan Resources Group Ltd.	925,525	250,721
*	Shouhang High-Tech Energy Co. Ltd., Class A	58,700	28,833
	Shui On Land Ltd.	1,562,500	143,298
	Sichuan Chuantou Energy Co. Ltd., Class A	16,200	24,539
*	Sichuan Development Lomon Co. Ltd., Class A	39,300	59,964
	Sichuan Expressway Co. Ltd., Class H	138,000	28,494
*	Sichuan Haite High-tech Co. Ltd., Class A	23,100	28,317
	Sichuan Hebang Biotechnology Co. Ltd., Class A	207,700	82,200
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	3,510	8,369
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	13,419	45,618
*	Sichuan Lutianhua Co. Ltd., Class A	30,400	18,859
*	Sichuan New Energy Power Co., Ltd.	20,600	53,222
	Sichuan Road & Bridge Group Co. Ltd., Class A	79,500	122,820
	Sichuan Shuangma Cement Co. Ltd., Class A	11,400	31,538
	Sichuan Swellfun Co. Ltd., Class A	4,400	34,217
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	5,900	13,571
	Sichuan Yahua Industrial Group Co. Ltd., Class A	15,200	55,807
	Sieyuan Electric Co. Ltd., Class A	11,000	50,512
#	Sihuan Pharmaceutical Holdings Group Ltd.	1,583,000	134,946
*	Silver Grant International Holdings Group Ltd.	676,000	33,544
Ω	Simcere Pharmaceutical Group Ltd.	110,000	122,072
	Sino Biopharmaceutical Ltd.	1,790,250	868,693
	Sino Wealth Electronic Ltd., Class A	6,292	26,933
	Sinocare, Inc., Class A	5,900	30,394
	Sinochem International Corp., Class A	74,300	70,462
	Sinofert Holdings Ltd.	910,000	90,369
	Sinofibers Technology Co. Ltd., Class A	6,400	48,501
	Sinolink Securities Co. Ltd., Class A	39,100	42,367
*	Sinolink Worldwide Holdings Ltd.	1,173,600	24,728
	Sinoma International Engineering Co., Class A	54,000	63,368
	Sinoma Science & Technology Co. Ltd., Class A	39,550	97,152
	Sinomach Automobile Co. Ltd., Class A	14,500	15,051
	Sino-Ocean Group Holding Ltd.	754,500	50,033
	Sinopec Engineering Group Co. Ltd., Class H	659,000	235,648
	Sinopec Kantons Holdings Ltd.	530,000	143,132
*	Sinopec Oilfield Service Corp., Class H	954,000	57,109
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,240,000	162,662
	Sinopharm Group Co. Ltd., Class H	524,400	994,845
	Sino-Platinum Metals Co. Ltd., Class A	6,630	13,633
	Sinoseal Holding Co. Ltd., Class A	2,800	16,199
	Sinosoft Co. Ltd., Class A	9,900	42,053
	Sinotrans Ltd., Class H	858,000	208,926
	Sinotruk Hong Kong Ltd.	435,500	388,246
	Skyworth Digital Co. Ltd., Class A	21,087	43,085

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Skyworth Group Ltd.	520,239	$190,829
††	SMI Holdings Group Ltd.	336,796	4,025
Ω	Smoore International Holdings Ltd.	418,000	444,959
	Sobute New Materials Co. Ltd.	5,400	10,850
*	SOHO China Ltd.	1,005,000	147,323
*	Sohu.com Ltd., ADR	5,397	76,422
*	Solargiga Energy Holdings Ltd.	314,000	9,319
	Songcheng Performance Development Co. Ltd., Class A	21,000	33,171
	SooChow Securities Co. Ltd., Class A	22,620	20,333
*	South Manganese Investment Ltd.	460,000	27,847
	Southwest Securities Co. Ltd., Class A	65,000	33,014
*	Spring Airlines Co. Ltd., Class A	6,800	45,339
*	SPT Energy Group, Inc.	558,000	13,630
	SSY Group Ltd.	897,026	371,478
	State Grid Information & Communication Co. Ltd., Class A	12,300	25,268
*	STO Express Co. Ltd., Class A	26,000	39,978
	Sumavision Technologies Co. Ltd., Class A	15,900	10,807
	Sun Art Retail Group Ltd.	775,000	123,301
*	Sun King Technology Group Ltd.	278,000	49,175
	Sun-Create Electronics Co. Ltd., Class A	1,170	4,685
	Sunflower Pharmaceutical Group Co. Ltd., Class A	9,900	31,345
	Sunfly Intelligent Technology Co. Ltd., Class A	10,400	13,468
	Sungrow Power Supply Co. Ltd., Class A	2,200	39,526
	Suning Universal Co. Ltd., Class A	97,900	40,573
*	Suning.com Co. Ltd., Class A	152,307	36,063
	Sunny Optical Technology Group Co. Ltd.	140,300	1,215,839
	Sunresin New Materials Co. Ltd., Class A	2,376	24,907
*††Ω	Sunshine 100 China Holdings Ltd.	272,000	9,616
*	Sunward Intelligent Equipment Co. Ltd., Class A	35,600	29,968
	Sunwoda Electronic Co. Ltd., Class A	12,682	40,440
	Suofeiya Home Collection Co. Ltd., Class A	11,900	22,808
	Suplet Power Co. Ltd., Class A	9,240	66,644
	Suzhou Anjie Technology Co. Ltd., Class A	14,500	25,698
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	32,800	113,571
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	62,300	37,624
	Suzhou Good-Ark Electronics Co. Ltd., Class A	12,600	21,947
	Suzhou Secote Precision Electronic Co. Ltd., Class A	3,500	17,606
	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	5,400	45,868
	Suzhou TFC Optical Communication Co. Ltd., Class A	5,797	22,458
#	SY Holdings Group Ltd.	49,500	34,239
	Symphony Holdings Ltd.	680,000	75,325
*	SYoung Group Co. Ltd., Class A	8,100	12,441
	Taiji Computer Corp. Ltd., Class A	5,319	19,711
*	Talkweb Information System Co. Ltd., Class A	14,800	15,026
*	Tangrenshen Group Co. Ltd., Class A	20,000	19,352
	Tangshan Jidong Cement Co. Ltd., Class A	66,308	69,066
	TangShan Port Group Co. Ltd., Class A	160,437	55,241
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	53,000	41,400
	Tansun Technology Co. Ltd., Class A	10,940	21,637
	TBEA Co. Ltd., Class A	66,500	186,357
	TCL Electronics Holdings Ltd.	327,666	125,189
	TCL Technology Group Corp., Class A	266,200	142,979
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	8,100	43,915
††	Tech-Pro, Inc.	1,538,000	2,508
	Telling Telecommunication Holding Co. Ltd., Class A	9,300	11,289
	Ten Pao Group Holdings Ltd.	116,000	18,491
	Tencent Holdings Ltd.	442,200	11,619,589
*	Tencent Music Entertainment Group, ADR	179,921	649,515
	Three Squirrels, Inc., Class A	7,300	16,938

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Three’s Co. Media Group Co. Ltd., Class A	2,713	$25,910
	Thunder Software Technology Co. Ltd., Class A	1,190	16,119
	Tian An China Investment Co. Ltd.	148,000	69,395
	Tian Di Science & Technology Co. Ltd., Class A	122,500	82,354
Ω	Tian Ge Interactive Holdings Ltd.	239,000	17,722
#	Tian Lun Gas Holdings Ltd.	35,500	12,707
	Tiande Chemical Holdings Ltd.	68,000	16,867
	Tiangong International Co. Ltd.	390,000	108,264
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	5,700	30,743
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	120,000	40,338
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	78,900	76,387
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	15,500	58,837
	Tianjin Port Development Holdings Ltd.	1,154,000	69,131
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	6,700	18,435
	Tianjin Teda Co. Ltd., Class A	34,500	18,303
	Tianma Microelectronics Co. Ltd., Class A	37,800	45,856
#	Tianneng Power International Ltd.	346,000	332,908
	Tianshan Aluminum Group Co. Ltd., Class A	67,500	57,818
	Tianshui Huatian Technology Co. Ltd., Class A	79,500	96,026
*††	Tianyun International Holdings Ltd.	138,000	20,174
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	5,300	17,278
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	3,300	16,837
*	Tibet Summit Resources Co. Ltd., Class A	15,300	43,900
	Tibet Tianlu Co. Ltd., Class A	16,348	10,002
*	Tibet Water Resources Ltd.	405,000	21,442
	Tingyi Cayman Islands Holding Corp.	598,000	934,732
	Titan Wind Energy Suzhou Co. Ltd., Class A	30,700	49,489
	TK Group Holdings Ltd.	96,000	19,780
	Tofflon Science & Technology Group Co. Ltd., Class A	17,300	67,115
	Toly Bread Co. Ltd., Class A	24,276	37,523
	Tomson Group Ltd.	220,196	38,131
	Tong Ren Tang Technologies Co. Ltd., Class H	231,000	118,540
*	Tongcheng Travel Holdings Ltd.	275,600	430,192
*	Tongdao Liepin Group	28,000	24,358
*	TongFu Microelectronics Co. Ltd., Class A	38,200	98,598
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	38,825	47,032
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	29,700	21,996
	Tongkun Group Co. Ltd., Class A	47,200	78,535
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,400	25,348
	Tongling Nonferrous Metals Group Co. Ltd., Class A	247,850	85,804
	Tongwei Co. Ltd., Class A	42,537	254,343
	Tongyu Heavy Industry Co. Ltd., Class A	80,400	27,928
	Top Spring International Holdings Ltd.	91,000	7,572
*	Topchoice Medical Corp., Class A	2,200	37,059
	Topsec Technologies Group, Inc., Class A	32,900	50,831
Ω	Topsports International Holdings Ltd.	573,000	288,928
	Towngas Smart Energy Co. Ltd.	240,564	84,256
*	TPV Technology Co. Ltd., Class A	145,100	41,136
	Transfar Zhilian Co. Ltd., Class A	55,900	37,899
	TravelSky Technology Ltd., Class H	335,000	487,134
*	Trigiant Group Ltd.	330,000	14,679
*	Trip.com Group Ltd., ADR	44,864	1,015,272
*	Trip.com Group Ltd.	45,650	1,025,404
	TRS Information Technology Corp. Ltd., Class A	13,700	22,331
	Truking Technology Ltd., Class A	19,000	43,810
	Truly International Holdings Ltd.	670,000	81,885
#Ω	Tsaker New Energy Tech Co. Ltd.	108,500	14,513
	Tsingtao Brewery Co. Ltd., Class H	86,000	602,094
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	141,300	35,882

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Tuniu Corp., Sponsored ADR	18,660	$12,875
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	34,100	14,776
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	2,799	63,071
	Unilumin Group Co. Ltd., Class A	33,796	28,014
	Uni-President China Holdings Ltd.	628,000	463,790
	Unisplendour Corp. Ltd., Class A	21,300	50,115
	United Energy Group Ltd.	3,974,000	384,461
	United Strength Power Holdings Ltd.	30,000	39,550
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	23,800	56,884
††	Untrade.CTEG	1,228,000	9,981
	Valiant Co. Ltd., Class A	15,700	29,876
	Vats Liquor Chain Store Management JSC Ltd., Class A	8,000	23,964
	Vatti Corp. Ltd., Class A	27,300	21,219
Ω	VCredit Holdings Ltd.	23,000	7,709
*Ω	Venus MedTech Hangzhou, Inc., Class H	69,500	85,602
	Victory Giant Technology Huizhou Co. Ltd., Class A	19,700	36,300
	Vinda International Holdings Ltd.	110,000	206,294
*	Viomi Technology Co. Ltd., ADR	5,324	4,579
*	Vipshop Holdings Ltd., ADR	154,900	1,079,653
	Visual China Group Co. Ltd., Class A	8,500	11,817
*Ω	Viva Biotech Holdings	220,000	33,341
*	Vnet Group, Inc., ADR	32,709	137,051
	Walvax Biotechnology Co. Ltd., Class A	3,000	15,847
*	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	11,400	15,142
	Wangfujing Group Co. Ltd., Class A	14,800	40,997
	Wangneng Environment Co. Ltd., Class A	12,800	31,870
	Wangsu Science & Technology Co. Ltd., Class A	58,700	43,422
	Wanhua Chemical Group Co. Ltd., Class A	35,000	386,275
	Want Want China Holdings Ltd.	1,438,000	944,600
	Wanxiang Qianchao Co. Ltd., Class A	70,300	47,845
	Wasion Holdings Ltd.	254,000	67,255
	Wasu Media Holding Co. Ltd., Class A	48,500	45,543
*	Weibo Corp., Sponsored ADR	20,577	232,932
	Weichai Power Co. Ltd., Class H	787,000	753,821
	Weifu High-Technology Group Co. Ltd., Class A	15,900	37,504
	Weihai Guangwei Composites Co. Ltd., Class A	5,600	59,577
#*Ω	Weimob, Inc.	386,000	135,700
	Weiqiao Textile Co., Class H	176,000	24,456
*	Wellhope Foods Co. Ltd., Class A	19,600	30,545
	West China Cement Ltd.	1,502,000	135,844
	Western Securities Co. Ltd., Class A	63,600	52,105
	Western Superconducting Technologies Co. Ltd., Class A	3,120	49,860
	Wharf Holdings Ltd.	417,000	1,194,077
	Will Semiconductor Co. Ltd., Class A	4,925	49,637
*	WiMi Hologram Cloud, Inc., ADR	5,515	5,510
	Wingtech Technology Co. Ltd., Class A	5,300	34,764
	Winning Health Technology Group Co. Ltd., Class A	42,900	57,044
	Wolong Electric Group Co. Ltd., Class A	27,800	47,417
	Wuchan Zhongda Group Co. Ltd., Class A	121,200	69,334
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	12,800	16,774
	Wuhan Guide Infrared Co. Ltd., Class A	23,772	37,924
*	Wuhan P&S Information Technology Co. Ltd., Class A	45,100	26,969
*	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	11,570	45,318
	Wuhu Token Science Co. Ltd., Class A	56,700	48,621
	Wuliangye Yibin Co. Ltd., Class A	22,600	414,229
	WUS Printed Circuit Kunshan Co. Ltd., Class A	35,423	52,803
	Wushang Group Co. Ltd., Class A	15,200	19,682
Ω	WuXi AppTec Co. Ltd., Class H	41,539	333,402
*Ω	Wuxi Biologics Cayman, Inc.	89,500	402,718

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wuxi Boton Technology Co. Ltd., Class A	6,600	$12,085
	Wuxi NCE Power Co. Ltd., Class A	4,060	45,214
	Wuxi Shangji Automation Co. Ltd., Class A	5,194	87,306
	Wuxi Taiji Industry Co. Ltd., Class A	58,300	42,799
	Wuxi Xinje Electric Co. Ltd., Class A	3,000	17,422
	XCMG Construction Machinery Co. Ltd., Class A	134,800	85,596
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	212,000	109,421
	Xiamen C & D, Inc., Class A	57,000	93,774
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	12,045	13,492
	Xiamen Faratronic Co. Ltd., Class A	2,600	62,944
	Xiamen International Airport Co. Ltd., Class A	5,200	10,258
	Xiamen Intretech, Inc., Class A	21,020	49,701
	Xiamen ITG Group Corp. Ltd., Class A	48,620	41,500
*	Xiamen Jihong Technology Co. Ltd., Class A	9,000	15,543
	Xiamen Kingdomway Group Co., Class A	12,523	28,870
	Xiamen Tungsten Co. Ltd., Class A	24,400	67,152
	Xiamen Xiangyu Co. Ltd., Class A	52,100	70,608
*	Xi’an Tian He Defense Technology Co. Ltd., Class A	14,100	20,005
	Xi’an Triangle Defense Co. Ltd., Class A	6,000	38,440
	Xiandai Investment Co. Ltd., Class A	58,000	30,781
	Xianhe Co. Ltd., Class A	10,700	35,689
#*Ω	Xiaomi Corp., Class B	2,186,000	2,455,036
	Xilinmen Furniture Co. Ltd., Class A	8,700	26,402
*	Xinchen China Power Holdings Ltd.	170,000	5,962
	Xinfengming Group Co. Ltd., Class A	40,600	45,213
	Xingda International Holdings Ltd.	462,938	89,699
	Xingfa Aluminium Holdings Ltd.	55,000	48,518
*	Xinhu Zhongbao Co. Ltd., Class A	168,300	57,815
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	129,000	77,928
	Xinhuanet Co. Ltd., Class A	8,300	17,307
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	197,747	171,349
	Xinjiang Tianshan Cement Co. Ltd., Class A	24,600	26,032
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	5,280	14,823
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	288,000	28,581
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	51,100	41,207
	Xinte Energy Co. Ltd., Class H	97,600	190,407
	Xinxiang Chemical Fiber Co. Ltd., Class A	39,900	16,949
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	103,000	49,015
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	33,700	51,022
	Xinyi Energy Holdings Ltd.	604,769	154,039
	Xinyi Solar Holdings Ltd.	1,162,273	1,153,902
	Xinyu Iron & Steel Co. Ltd., Class A	95,802	46,942
*	Xiwang Foodstuffs Co. Ltd., Class A	29,300	14,771
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	9,100	21,713
	Xtep International Holdings Ltd.	390,107	357,562
	Xuji Electric Co. Ltd., Class A	15,700	38,308
*	Xunlei Ltd., ADR	27,524	27,307
Ω	Yadea Group Holdings Ltd.	402,000	613,806
*	YaGuang Technology Group Co. Ltd., Class A	23,100	19,620
*	Yanchang Petroleum International Ltd.	1,580,000	8,248
	Yangling Metron New Material, Inc., Class A	3,120	21,227
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	36,500	77,208
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	5,800	40,807
	Yankershop Food Co. Ltd., Class A	3,600	43,237
	Yankuang Energy Group Co. Ltd., Class H	560,000	1,574,449
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,900	25,617
	Yantai China Pet Foods Co. Ltd., Class A	6,800	18,374
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	12,900	30,730
	Yantai Eddie Precision Machinery Co. Ltd., Class A	13,900	27,072

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	13,800	$56,910
*	YanTai Shuangta Food Co. Ltd., Class A	9,700	7,203
	Yantai Tayho Advanced Materials Co. Ltd., Class A	20,300	46,957
	Yantai Zhenghai Bio-tech Co. Ltd.	3,600	20,341
*	Yashili International Holdings Ltd.	408,000	57,225
	Yealink Network Technology Corp. Ltd., Class A	5,000	47,322
	Yeebo International Holdings Ltd.	76,000	27,601
	YGSOFT, Inc., Class A	18,960	17,320
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	156,200	86,549
*	Yida China Holdings Ltd.	84,000	2,401
*	Yifan Pharmaceutical Co. Ltd., Class A	27,300	40,889
	Yihai International Holding Ltd.	139,000	229,064
	Yijiahe Technology Co. Ltd., Class A	2,884	13,809
#*	Yincheng International Holding Co. Ltd.	70,000	12,311
	Yintai Gold Co. Ltd., Class A	61,060	120,238
	Yipinhong Pharmaceutical Co. Ltd., Class A	4,112	15,636
	Yip’s Chemical Holdings Ltd.	84,000	27,820
*	Yiren Digital Ltd., Sponsored ADR	18,856	15,217
#*Ω	Yixin Group Ltd.	251,000	19,808
	Yixintang Pharmaceutical Group Co. Ltd., Class A	12,900	49,096
	YongXing Special Materials Technology Co. Ltd., Class A	2,900	46,330
	Yonyou Network Technology Co. Ltd., Class A	4,300	14,447
	Yotrio Group Co. Ltd., Class A	69,200	31,403
	Youngor Group Co. Ltd., Class A	88,720	72,736
*	Youngy Co., Ltd., Class A	1,800	27,270
*	Youzu Interactive Co. Ltd., Class A	23,100	24,540
	YTO Express Group Co. Ltd., Class A	27,900	72,193
*	Yuan Heng Gas Holdings Ltd.	276,000	13,888
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	12,000	23,851
	Yuexiu Property Co. Ltd.	670,800	572,431
	Yuexiu Transport Infrastructure Ltd.	238,000	93,157
#	Yum China Holdings, Inc.	59,601	2,463,194
	Yunda Holding Co. Ltd., Class A	48,610	88,020
	Yunnan Aluminium Co. Ltd., Class A	64,800	81,515
	Yunnan Baiyao Group Co. Ltd., Class A	4,900	36,655
	Yunnan Copper Co. Ltd., Class A	41,200	62,222
	Yunnan Energy New Material Co. Ltd., Class A	3,100	62,869
	Yunnan Tin Co. Ltd., Class A	46,900	73,297
	Yusys Technologies Co. Ltd., Class A	17,600	41,980
	Yutong Bus Co. Ltd., Class A	43,440	42,290
	ZBOM Home Collection Co. Ltd., Class A	5,040	14,425
	Zepp Health Corp., ADR	13,879	17,071
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,500	46,887
*	Zhaojin Mining Industry Co. Ltd., Class H	321,000	264,484
	Zhefu Holding Group Co. Ltd., Class A	68,000	36,533
*	Zhejiang Century Huatong Group Co. Ltd., Class A	88,780	45,051
	Zhejiang China Commodities City Group Co. Ltd., Class A	122,600	70,445
	Zhejiang Chint Electrics Co. Ltd., Class A	11,102	38,733
	Zhejiang Communications Technology Co. Ltd.	23,300	16,476
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	25,400	14,573
	Zhejiang Crystal-Optech Co. Ltd., Class A	17,700	29,290
	Zhejiang Dahua Technology Co. Ltd., Class A	36,344	57,692
	Zhejiang Dingli Machinery Co. Ltd., Class A	8,880	54,775
	Zhejiang Expressway Co. Ltd., Class H	400,000	247,976
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	8,900	17,828
	Zhejiang Hailiang Co. Ltd., Class A	63,100	100,251
	Zhejiang Hangmin Co. Ltd., Class A	18,000	17,415
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	35,400	32,468
	Zhejiang Huace Film & Television Co. Ltd., Class A	40,800	23,488

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	12,800	$35,085
	Zhejiang Huayou Cobalt Co. Ltd., Class A	5,980	44,721
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	38,900	45,081
	Zhejiang Jianfeng Group Co. Ltd., Class A	9,500	14,385
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	5,800	17,844
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	6,300	61,663
*	Zhejiang Jingu Co. Ltd., Class A	27,500	23,595
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	25,160	45,409
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	65,900	27,488
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	18,400	42,782
	Zhejiang Juhua Co. Ltd., Class A	44,800	96,494
	Zhejiang Longsheng Group Co. Ltd., Class A	72,600	89,943
	Zhejiang Medicine Co. Ltd., Class A	26,043	40,817
	Zhejiang Meida Industrial Co. Ltd., Class A	14,800	20,397
	Zhejiang NHU Co. Ltd., Class A	38,676	94,926
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	62,690	31,404
*	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	9,600	25,268
	Zhejiang Runtu Co. Ltd., Class A	37,200	37,362
	Zhejiang Semir Garment Co. Ltd., Class A	67,100	41,260
	Zhejiang Southeast Space Frame Co. Ltd., Class A	20,100	17,960
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	4,620	11,033
	Zhejiang Supor Co. Ltd., Class A	8,250	45,291
	Zhejiang Tiantie Industry Co. Ltd., Class A	17,410	25,099
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	7,380	23,419
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	41,400	38,172
*	Zhejiang Wanliyang Co. Ltd., Class A	40,300	41,553
	Zhejiang Wanma Co. Ltd., Class A	18,100	22,466
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	17,277	44,740
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	23,500	56,106
	Zhejiang Windey Co. Ltd., Class A	6,300	15,548
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	7,200	46,393
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	17,400	24,562
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	22,120	45,343
	Zhejiang Yankon Group Co. Ltd., Class A	40,200	17,155
	Zhejiang Yasha Decoration Co. Ltd., Class A	25,400	14,920
	Zhejiang Yinlun Machinery Co. Ltd., Class A	23,500	39,753
	Zhejiang Yongtai Technology Co. Ltd., Class A	11,200	33,622
	Zhende Medical Co. Ltd., Class A	3,200	20,340
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	99,800	85,563
	Zheshang Securities Co. Ltd., Class A	34,300	47,901
*	Zhong An Group Ltd.	1,185,000	27,873
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	157,700	293,966
	Zhongji Innolight Co. Ltd., Class A	6,100	24,496
	Zhongjin Gold Corp. Ltd., Class A	30,000	30,650
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	52,500	38,934
	Zhongshan Public Utilities Group Co. Ltd., Class A	20,300	18,057
	Zhongsheng Group Holdings Ltd.	202,000	766,652
*	Zhongtian Financial Group Co. Ltd., Class A	187,255	35,956
#	Zhongyu Energy Holdings Ltd.	189,477	141,012
	Zhongyuan Environment-Protection Co. Ltd., Class A	18,500	15,039
Ω	Zhou Hei Ya International Holdings Co. Ltd.	319,000	140,500
*	Zhuguang Holdings Group Co. Ltd.	206,000	16,823
	Zhuhai Bojay Electronics Co. Ltd., Class A	2,300	11,248
	Zhuhai Huafa Properties Co. Ltd., Class A	66,300	77,715
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	13,600	14,160
	Zhuzhou CRRC Times Electric Co. Ltd.	58,700	254,670
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	5,600	34,043
	Zhuzhou Kibing Group Co. Ltd., Class A	73,800	79,510
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	65,380	61,118

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zijin Mining Group Co. Ltd., Class H	918,000	$875,623
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	406,800	131,100
	ZTE Corp., Class H	213,360	380,601
#	ZTO Express Cayman, Inc., ADR	37,288	629,794
#	ZTO Express Cayman, Inc.	3,150	53,595

TOTAL CHINA			231,822,685

COLOMBIA — (0.0%)
*	BAC Holding International Corp.	549,788	21,875
	Banco de Bogota SA	4,188	22,048
	Bancolombia SA, Sponsored ADR	5,146	130,554
	Bancolombia SA	11,677	83,935
	Celsia SA ESP	124,823	70,136
	Cementos Argos SA	60,870	41,042
*	CEMEX Latam Holdings SA	45,944	39,071
*	Corp. Financiera Colombiana SA	31,755	103,519
	Ecopetrol SA	285,711	141,735
	Grupo Argos SA	74,124	153,839
	Grupo Aval Acciones y Valores SA, ADR	11,386	25,277
	Grupo de Inversiones Suramericana SA	4,660	37,563
	Grupo Energia Bogota SA ESP	61,864	20,631
	Interconexion Electrica SA ESP	26,490	103,359
	Mineros SA	60,974	20,741
	Promigas SA ESP	11,599	10,216

TOTAL COLOMBIA			1,025,541

CZECH REPUBLIC — (0.0%)
	CEZ AS	19,780	646,424
	Komercni Banka AS	9,798	280,617
Ω	Moneta Money Bank AS	68,535	199,908
	Philip Morris CR AS	107	71,610

TOTAL CZECH REPUBLIC			1,198,559

DENMARK — (1.5%)
*	ALK-Abello AS	37,080	613,076
	Alm Brand AS	295,280	403,536
#	Ambu AS, Class B	5,839	65,303
	AP Moller - Maersk AS, Class A	233	466,159
	AP Moller - Maersk AS, Class B	283	591,235
#*	Bang & Olufsen AS	38,004	44,195
	BankNordik P/F	1,133	18,046
*	Bavarian Nordic AS	21,834	694,764
#*	Bioporto AS	43,970	10,564
#*	Brodrene Hartmann AS	1,589	48,482
	Carlsberg AS, Class B	13,795	1,624,300
#	cBrain AS	802	17,545
	Chemometec AS	3,355	316,244
	Chr Hansen Holding AS	22,052	1,224,791
	Coloplast AS, Class B	18,639	2,077,692
	Columbus AS	29,642	27,131
	D/S Norden AS	14,223	736,112
	Danske Bank AS	82,240	1,326,612
*	Demant AS	21,151	577,576
	Dfds AS	14,528	440,881
	DSV AS	12,681	1,713,578
#	FLSmidth & Co. AS	16,862	389,736
*	Genmab AS	4,324	1,665,637
#	GN Store Nord AS	44,914	954,482

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	H Lundbeck AS	107,865	$403,597
*	H Lundbeck AS, Class A	13,747	46,720
*	H+H International AS, Class B	9,383	144,719
*	ISS AS	48,840	896,948
	Jeudan AS	1,225	43,394
*	Jyske Bank AS	23,137	1,248,684
	Matas AS	11,391	109,024
*Ω	Netcompany Group AS	8,118	278,322
*	Nilfisk Holding AS	11,507	214,075
*	NKT AS	13,785	687,971
*Ω	NNIT AS	2,705	19,612
	North Media AS	2,639	22,599
	Novo Nordisk AS, Class B	142,160	15,457,234
	Novozymes AS, Class B	15,493	813,236
*	NTG Nordic Transport Group AS, Class A	2,754	89,330
Ω	Orsted AS	6,113	504,358
	Pandora AS	38,224	2,010,716
*	Parken Sport & Entertainment AS	2,257	22,088
	Per Aarsleff Holding AS	8,213	229,388
	Ringkjoebing Landbobank AS	9,915	1,078,382
	Rockwool AS, Class B	2,311	460,245
	ROCKWOOL AS, Class A	1,772	349,450
	Royal Unibrew AS	19,787	1,130,316
*	RTX AS	3,370	56,807
Ω	Scandinavian Tobacco Group AS, Class A	23,976	401,614
	Schouw & Co. AS	5,347	339,241
	SimCorp AS	15,314	914,409
	Solar AS, Class B	2,972	224,129
	SP Group AS	1,386	46,786
	Spar Nord Bank AS	38,522	466,414
	Sparekassen Sjaelland-Fyn AS	1,733	39,786
	Sydbank AS	27,804	846,641
*	Tivoli AS	652	67,503
	Topdanmark AS	16,733	772,280
	TORM PLC, Class A	14,637	391,644
	Tryg AS	47,378	1,024,750
	UIE PLC	6,390	156,942
	Vestas Wind Systems AS	70,352	1,386,896
#*	Zealand Pharma AS	7,652	197,079

TOTAL DENMARK			49,641,006

EGYPT — (0.0%)
	Commercial International Bank Egypt SAE,GDR	121,020	153,633
*	Egyptian Financial Group-Hermes Holding Co., GDR	8,263	9,089

TOTAL EGYPT			162,722

FINLAND — (1.0%)
	Aktia Bank Oyj	18,893	187,832
	Alma Media Oyj	7,872	65,220
	Anora Group Oyj	1,614	11,193
	Atria Oyj	5,381	50,201
#	Bittium Oyj	6,855	26,010
	Cargotec Oyj, Class B	11,454	430,781
	Caverion Oyj	25,006	111,128
#	Citycon Oyj	15,706	97,853
	Digia Oyj	4,257	25,028
	Elisa Oyj	28,446	1,374,690
Ω	Enento Group Oyj	1,242	25,790

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	eQ Oyj	496	$10,148
#*	Finnair Oyj	60,042	25,424
	Fiskars Oyj Abp	10,162	146,369
	Fortum Oyj	16,085	226,385
*	F-Secure Oyj	16,659	47,112
#	Harvia Oyj	1,425	20,216
#	HKScan Oyj, Class A	20,452	19,223
#	Huhtamaki Oyj	43,186	1,552,078
	Kamux Corp.	6,742	32,608
	Kemira Oyj	63,238	835,018
	Kesko Oyj, Class A	25,288	486,303
	Kesko Oyj, Class B	85,416	1,662,251
	Kojamo Oyj	28,584	372,010
	Kone Oyj, Class B	37,069	1,517,819
#	Konecranes Oyj	29,775	749,152
#	Lassila & Tikanoja Oyj	17,978	176,576
	Marimekko Oyj	5,660	51,106
	Metsa Board Oyj, Class A	945	9,186
	Metsa Board Oyj, Class B	59,913	450,691
	Metso Outotec Oyj	105,713	802,266
	Musti Group Oyj	3,474	65,266
	Neste Oyj	26,228	1,149,533
	Nokia Oyj	346,649	1,539,374
	Nokia Oyj, Sponsored ADR	124,601	548,244
	Nokian Renkaat Oyj	52,616	593,341
	Nordea Bank Abp	204,982	1,958,107
	Olvi Oyj, Class A	5,575	172,237
	Oma Saastopankki Oyj	1,744	34,287
	Oriola Oyj, Class A	5,192	9,621
	Oriola Oyj, Class B	59,774	108,430
	Orion Oyj, Class A	8,341	382,477
	Orion Oyj, Class B	31,093	1,430,844
#	Outokumpu Oyj	140,430	563,597
	Pihlajalinna Oyj	2,234	20,626
	Ponsse Oyj	3,929	97,621
	Raisio Oyj, Class V	32,276	62,473
	Rapala VMC Oyj	4,345	18,404
	Revenio Group Oyj	7,382	274,566
	Sampo Oyj, Class A	56,002	2,560,845
	Sanoma Oyj	46,595	545,461
	Scanfil Oyj	2,546	14,766
	Stora Enso Oyj, Class R	132,759	1,731,019
	Taaleri Oyj	2,827	26,763
	Teleste Oyj	754	2,666
Ω	Terveystalo Oyj	17,571	108,674
	TietoEVRY Oyj	31,003	739,087
	Tokmanni Group Corp.	24,258	293,307
	UPM-Kymmene Oyj	78,731	2,646,735
	Uponor Oyj	16,645	221,086
	Vaisala Oyj, Class A	4,618	179,758
	Valmet Oyj	77,800	1,769,423
	Verkkokauppa.com Oyj	1,289	3,998
	Wartsila OYJ Abp	94,983	647,525
*	WithSecure Oyj	16,659	26,956
	YIT Oyj	51,764	129,807

TOTAL FINLAND			32,274,591

FRANCE — (5.2%)
	ABC arbitrage	10,604	68,515

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Accor SA	39,953	$957,332
#*	Aeroports de Paris	1,514	204,739
*	Air France-KLM	152,840	200,971
	Air Liquide SA	20,688	2,706,274
	Airbus SE	43,814	4,740,837
	AKWEL	4,438	64,486
#	Alstom SA	74,891	1,541,348
	Altamir	4,354	102,795
	Alten SA	9,675	1,130,332
Ω	Amundi SA	13,642	643,628
	Arkema SA	34,338	2,717,442
	Assystem SA	2,373	87,031
#*	Atos SE	33,872	330,534
	Aubay	3,407	149,115
	AXA SA	141,282	3,488,942
	Axway Software SA	3,324	51,613
#	Bastide le Confort Medical	1,878	53,437
	Beneteau SA	17,013	188,543
	Bigben Interactive	6,565	49,303
	BioMerieux	8,354	739,149
	BNP Paribas SA	75,527	3,541,754
	Boiron SA	3,153	143,942
	Bollore SE	192,166	961,126
#	Bonduelle SCA	7,438	86,429
*††	Bourbon Corp.	4,401	0
	Bouygues SA	56,586	1,614,463
	Bureau Veritas SA	44,389	1,098,196
	Burelle SA	16	6,735
	Capgemini SE	10,450	1,712,658
#	Carrefour SA	182,950	2,944,662
#*	Casino Guichard Perrachon SA	18,513	178,066
#	Catana Group	7,299	36,194
	CBo Territoria	9,164	32,603
	Cegedim SA	2,736	42,412
*	CGG SA	315,177	267,736
#	Chargeurs SA	6,064	80,156
	Cie de Saint-Gobain	91,785	3,752,256
*	Cie des Alpes	11,970	147,540
	Cie Generale des Etablissements Michelin SCA	159,888	4,074,594
	Cie Plastic Omnium SA	32,863	460,476
#*	Claranova SE	4,482	10,443
*	Coface SA	41,198	458,622
	Credit Agricole SA	137,113	1,244,116
	Danone SA	34,118	1,695,647
	Dassault Aviation SA	2,660	395,059
	Dassault Systemes SE	13,035	436,917
	Derichebourg SA	50,289	219,596
	Edenred	32,456	1,663,895
	Eiffage SA	35,461	3,206,446
	Electricite de France SA	35,806	422,867
	Electricite de Strasbourg SA	236	21,914
#*Ω	Elior Group SA	42,103	93,459
	Elis SA	68,675	786,460
	Engie SA	248,772	3,232,382
	Equasens	872	61,235
	Eramet SA	4,210	275,804
	EssilorLuxottica SA	11,553	1,826,855
	Etablissements Maurel et Prom SA	23,457	105,435
	Eurazeo SE	12,738	726,899

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Euroapi SA	1,821	$31,866
	Eurofins Scientific SE	25,027	1,602,098
Ω	Euronext NV	26,067	1,654,442
	Eutelsat Communications SA	76,312	766,031
	Exel Industries, Class A	664	26,118
*	Faurecia SE	49,323	736,217
#	Fnac Darty SA	7,816	241,462
	Gaztransport Et Technigaz SA	8,653	1,006,677
*	Genfit	5,909	23,524
	Getlink SE	34,722	549,458
*	GL Events	2,338	36,360
	Groupe Crit	1,957	113,858
*	Groupe Gorge SA	2,012	39,455
	Guerbet	2,805	48,091
	Haulotte Group SA	4,122	11,222
	Hermes International	2,489	3,221,724
	HEXAOM	1,748	33,336
*	ID Logistics Group	1,050	282,096
	Imerys SA	14,116	577,792
	Infotel SA	672	33,603
	Ipsen SA	10,256	1,053,987
	IPSOS	18,653	902,939
	Jacquet Metals SACA	7,037	109,449
*	JCDecaux SE	28,323	357,587
#	Kaufman & Broad SA	9,388	228,116
	Kering SA	5,623	2,575,114
	Korian SA	31,391	296,608
Ω	La Francaise des Jeux SAEM	22,022	717,665
	Laurent-Perrier	384	37,421
	Lectra	12,530	400,932
	Legrand SA	20,651	1,573,701
	Linedata Services	2,487	115,513
	LISI	10,273	202,875
#	LNA Sante SA	2,659	77,515
	L’Oreal SA	7,408	2,326,143
*	Lumibird	527	8,690
	LVMH Moet Hennessy Louis Vuitton SE	21,810	13,761,992
#Ω	Maisons du Monde SA	11,816	115,824
	Manitou BF SA	3,915	79,887
	Manutan International	283	28,378
	Mersen SA	7,475	241,853
	Metropole Television SA	18,765	194,077
#*	Nacon SA	2,954	7,428
Ω	Neoen SA	7,090	247,300
	Nexans SA	10,687	997,937
	Nexity SA	19,250	385,583
#*	Nicox	5,712	9,991
	NRJ Group	7,862	50,644
#	Oeneo SA	10,332	142,959
*	OL Groupe SA	7,499	20,473
	Orange SA	575,945	5,487,553
#*	Orpea SA	11,147	90,401
	Pernod Ricard SA	3,731	654,832
	Plastiques Du Val De Loire	5,908	19,864
*	Prodways Group SA	1,173	4,297
	Publicis Groupe SA	42,727	2,392,899
	Quadient SA	14,778	207,916
#*††	Recylex SA	5,631	1,928
#	Remy Cointreau SA	2,529	386,780

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Renault SA	53,687	$1,652,980
	Rexel SA	90,924	1,622,565
	Robertet SA	144	119,986
	Rothschild & Co.	11,673	413,968
	Rubis SCA	18,143	412,015
	Safran SA	7,026	782,485
	Sanofi	41,889	3,604,875
	Sartorius Stedim Biotech	1,722	546,457
	Savencia SA	2,162	119,848
	Schneider Electric SE	21,213	2,682,342
	SCOR SE	63,064	948,364
	SEB SA	9,099	592,359
	Seche Environnement SA	808	68,598
	SES SA	161,593	1,146,171
*Ω	SMCP SA	9,904	62,256
	Societe BIC SA	9,439	541,856
	Societe Generale SA	96,106	2,204,385
	Societe LDC SA	388	35,817
	Societe pour I’Informatique Industrielle	3,659	169,489
	Sodexo SA	15,108	1,338,301
*	SOITEC	4,006	512,934
#*	Solocal Group	29,165	19,587
	Somfy SA	2,527	269,184
	Sopra Steria Group SACA	7,112	941,362
	SPIE SA	40,989	958,878
	Stef SA	2,121	168,977
	STMicroelectronics NV	49,318	1,533,491
	STMicroelectronics NV	9,590	298,441
	Sword Group	2,456	92,546
	Synergie SE	3,392	91,659
*	Technicolor Creative Studios SA	27,250	42,468
	Technip Energies NV	47,172	608,932
	Teleperformance	9,074	2,431,195
#	Television Francaise 1	34,570	219,453
	Thales SA	9,074	1,154,030
	Thermador Groupe	1,402	116,630
#	Tikehau Capital SCA	7,753	188,361
	Totalenergies EP Gabon	398	64,490
#	TotalEnergies SE	355,054	19,369,385
	Trigano SA	4,185	428,365
*	Ubisoft Entertainment SA	34,989	959,955
	Union Financiere de France BQE SA	1,562	20,219
	Valeo	97,581	1,607,449
*	Vallourec SA	26,230	279,083
*	Vantiva SA	27,250	20,280
#	Veolia Environnement SA, ADR	1,217	27,273
	Veolia Environnement SA	46,913	1,046,911
Ω	Verallia SA	20,578	583,075
	Vetoquinol SA	997	82,834
	Vicat SA	8,127	186,297
	Vilmorin & Cie SA	2,607	115,519
	Vinci SA	66,104	6,084,010
	Virbac SA	1,167	285,972
	Vivendi SE	114,305	935,583
	Vranken-Pommery Monopole SA	1,450	22,790
	Wavestone	2,037	87,768
*Ω	Worldline SA	38,533	1,681,817
*Ω	X-Fab Silicon Foundries SE	8,321	43,078

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Xilam Animation SA	1,060	$31,978

TOTAL FRANCE			168,510,272

GERMANY — (4.1%)
	1&1 AG	5,022	66,159
	7C Solarparken AG	13,006	56,544
*	Aareal Bank AG	24,766	783,160
	Adesso SE	806	79,799
	Adidas AG	13,360	1,304,137
	AIXTRON SE	3,873	95,174
	All for One Group SE	816	32,025
	Allgeier SE	1,536	44,438
	Allianz SE	22,732	4,089,587
	Allianz SE, Sponsored ADR	12,983	233,305
	Amadeus Fire AG	1,182	119,296
#	Aroundtown SA	161,847	320,819
	Atoss Software AG	1,346	163,880
	Aurubis AG	15,226	960,764
#*Ω	Auto1 Group SE	4,345	29,222
	BASF SE	130,893	5,873,252
	Basler AG	4,284	116,288
*	Bauer AG	7,011	45,732
	Bayer AG, Sponsored ADR	1,092	14,349
	Bayer AG	122,338	6,432,658
	Bayerische Motoren Werke AG	46,437	3,644,927
	BayWa AG	6,370	287,438
	Bechtle AG	23,443	809,875
Ω	Befesa SA	4,876	169,355
	Beiersdorf AG	2,357	226,261
	Bertrandt AG	2,454	73,083
*	Bijou Brigitte AG	1,462	50,249
	Bilfinger SE	13,078	363,815
#*	Borussia Dortmund GmbH & Co. KGaA	16,959	62,696
	Brenntag SE	45,305	2,748,939
	CANCOM SE	5,007	123,732
	Carl Zeiss Meditec AG	5,061	612,599
#	CECONOMY AG	68,480	111,445
	CENIT AG	3,712	48,450
	Cewe Stiftung & Co. KGAA	4,089	320,298
*	Commerzbank AG	371,066	2,964,706
	CompuGroup Medical SE & Co. KgaA	9,159	289,370
	Continental AG	29,096	1,507,047
Ω	Covestro AG	74,159	2,517,402
	CropEnergies AG	12,538	199,817
*	CTS Eventim AG & Co. KGaA	16,098	768,462
*	Daimler Truck Holding AG	82,576	2,202,515
#*Ω	Delivery Hero SE	5,259	173,068
	Dermapharm Holding SE	5,896	224,168
	Deutsche Bank AG	255,428	2,435,769
	Deutsche Beteiligungs AG	7,006	177,542
#	Deutsche Boerse AG	8,191	1,332,017
*	Deutsche Lufthansa AG	125,694	859,370
Ω	Deutsche Pfandbriefbank AG	56,777	422,882
	Deutsche Post AG	126,671	4,477,793
	Deutsche Telekom AG	482,206	9,101,872
	Deutz AG	57,564	217,327
	DIC Asset AG	13,392	92,319
	DMG Mori AG	3,155	128,455
	Dr Hoenle AG	1,020	15,735

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Draegerwerk AG & Co. KGaA	1,349	$48,703
	Duerr AG	23,694	626,297
Ω	DWS Group GmbH & Co. KGaA	479	12,950
	E.ON SE	547,483	4,584,614
	Eckert & Ziegler Strahlen- und Medizintechnik AG	2,988	118,127
	EDAG Engineering Group AG	4,778	48,193
	Elmos Semiconductor SE	2,468	112,817
	ElringKlinger AG	12,064	86,351
	Encavis AG	23,459	436,753
	Energiekontor AG	4,020	356,966
	Evonik Industries AG	58,278	1,073,581
*	Evotec SE	2,140	40,816
	Fielmann AG	8,958	285,371
#*	flatexDEGIRO AG	7,288	63,698
	FORTEC Elektronik AG	461	11,125
*	Fraport AG Frankfurt Airport Services Worldwide	14,456	556,934
	Freenet AG	53,644	1,054,436
	Fresenius Medical Care AG & Co. KGaA	35,908	993,236
	Fresenius SE & Co. KGaA	62,678	1,442,418
	Fuchs Petrolub SE	10,178	245,396
*	Gateway Real Estate AG	1,481	6,177
	GEA Group AG	21,200	741,034
	Gerresheimer AG	14,689	841,513
	Gesco AG	3,358	83,574
	GFT Technologies SE	10,615	346,073
*	GK Software SE	208	25,073
*	Global Fashion Group SA	6,565	11,056
*	Grammer AG	27	296
	Grand City Properties SA	24,117	234,600
#	GRENKE AG	3,832	78,153
*	H&R GmbH & Co. KGaA	5,091	33,011
	Hamburger Hafen und Logistik AG	12,923	151,360
	Hannover Rueck SE	5,621	914,671
#Ω	Hapag-Lloyd AG	2,871	517,748
	Hawesko Holding AG	778	30,521
	HeidelbergCement AG	37,857	1,740,921
#*	Heidelberger Druckmaschinen AG	124,613	172,001
#*	HelloFresh SE	23,702	473,783
	Henkel AG & Co. KGaA	8,415	494,003
	Hensoldt AG	10,427	244,981
*	Highlight Communications AG	2,448	9,458
	Hochtief AG	5,913	314,122
	Hornbach Holding AG & Co. KGaA	3,557	242,465
	Hugo Boss AG	21,212	976,969
*	Hypoport SE	949	92,694
	Indus Holding AG	9,144	180,441
	Infineon Technologies AG	75,105	1,822,458
	Infineon Technologies AG, ADR	2,548	61,967
Ω	Instone Real Estate Group SE	7,603	55,339
	IVU Traffic Technologies AG	3,385	47,323
	Jenoptik AG	11,778	258,210
Ω	JOST Werke AG	3,836	163,701
	K&S AG	80,793	1,783,828
#	KION Group AG	32,710	725,190
#	Kloeckner & Co. SE	29,877	234,151
	Knaus Tabbert AG	731	19,931
	Knorr-Bremse AG	15,307	689,132
*	Koenig & Bauer AG	6,842	85,817
	Kontron AG	11,418	165,255

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Krones AG	3,585	$332,019
	KWS Saat SE & Co. KGaA	2,941	170,741
	Lanxess AG	30,625	1,035,669
	LEG Immobilien SE	13,349	871,492
	Leifheit AG	2,142	30,411
*	Leoni AG	8,992	63,288
*	Manz AG	584	15,294
*	Medigene AG	4,850	10,780
*	Medios AG	1,716	31,675
	Mercedes-Benz Group AG	117,589	6,806,234
	Merck KGaA	4,053	660,497
*	METRO AG	70,661	539,029
	MLP SE	23,345	108,415
	MTU Aero Engines AG	4,373	782,584
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,135	1,883,467
#*	Nagarro SE	2,605	259,153
	Nemetschek SE	14,754	703,426
	New Work SE	996	124,783
	Nexus AG	2,995	160,622
#*	Nordex SE	26,640	248,342
	Norma Group SE	10,494	166,358
	OHB SE	2,856	80,120
	PATRIZIA SE	13,156	96,562
	Pfeiffer Vacuum Technology AG	1,648	232,812
	PNE AG	25,311	481,717
	Progress-Werk Oberkirch AG	638	15,630
	ProSiebenSat.1 Media SE	84,797	576,247
	PSI Software AG	1,986	45,394
	Puma SE	22,487	994,170
#*	PVA TePla AG	1,574	26,373
*	q.beyond AG	47,394	39,193
*	QIAGEN NV	36,661	1,591,624
#	Rational AG	1,080	608,796
	Rheinmetall AG	20,377	3,312,315
#	RTL Group SA	14,468	491,130
	RWE AG	77,360	2,977,984
	SAF-Holland SE	20,283	150,153
	Salzgitter AG	16,338	365,131
	SAP SE	19,992	1,924,285
	Schloss Wachenheim AG	576	9,452
#Ω	Scout24 SE	13,185	675,665
	Secunet Security Networks AG	408	89,498
#*	SGL Carbon SE	3,031	21,498
*Ω	Shop Apotheke Europe NV	815	33,749
	Siemens AG	29,506	3,222,320
#*	Siemens Energy AG	85,891	1,001,284
Ω	Siemens Healthineers AG	5,135	235,247
	Siltronic AG	9,824	610,934
	Sixt SE	6,009	563,606
#*	SMA Solar Technology AG	1,185	57,331
*	SNP Schneider-Neureither & Partner SE	340	5,089
	Softing AG	1,374	6,969
#	Software AG	17,044	372,871
	Stabilus SE	7,794	427,578
	Stemmer Imaging AG	274	7,568
	STRATEC SE	2,427	203,452
	Stroeer SE & Co. KGaA	12,131	494,568
	Suedzucker AG	26,780	341,282
#	SUESS MicroTec SE	6,740	76,195

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Surteco Group SE	3,208	$60,542
	Symrise AG	6,552	668,779
#	Synlab AG	6,803	87,596
	TAG Immobilien AG	39,498	247,368
#	Takkt AG	13,964	180,849
*	Talanx AG	14,201	533,309
*Ω	TeamViewer AG	41,251	396,133
	Technotrans SE	2,550	64,152
	Telefonica Deutschland Holding AG	442,048	963,178
*	thyssenkrupp AG	104,316	549,112
	Traffic Systems SE	1,036	18,518
	United Internet AG	53,458	999,294
#*	va-Q-tec AG	716	9,190
#	Varta AG	551	14,766
	VERBIO Vereinigte BioEnergie AG	10,179	801,831
*	Vitesco Technologies Group AG, Class A	6,824	365,164
	Volkswagen AG	4,817	823,379
	Vonovia SE	52,212	1,154,434
	Vossloh AG	3,070	110,167
	Wacker Chemie AG	6,689	778,769
	Wacker Neuson SE	13,053	205,787
	Washtec AG	4,170	156,609
#*	Westwing Group SE	222	1,508
	Wuestenrot & Wuerttembergische AG	11,256	158,806
#*Ω	Zalando SE	8,078	186,183
	Zeal Network SE	2,653	66,983

TOTAL GERMANY			134,961,645

GREECE — (0.1%)
*	Aegean Airlines SA	5,339	26,380
*	Alpha Services & Holdings SA	182,110	168,651
	Athens Water Supply & Sewage Co. SA	7,196	51,239
	Autohellas Tourist & Trading SA	3,700	41,355
	Bank of Greece	4,789	76,437
	Epsilon Net SA	1,101	5,832
*	Eurobank Ergasias Services & Holdings SA, Class A	262,876	259,512
*††	FF Group	1,384	1,231
	Fourlis Holdings SA	10,018	26,230
	Galaxy Cosmos Mezz PLC	6,745	1,089
	GEK Terna Holding Real Estate Construction SA	12,094	115,129
	Hellenic Energy Holdings SA	12,606	86,181
	Hellenic Exchanges - Athens Stock Exchange SA	7,508	23,242
	Hellenic Telecommunications Organization SA	19,115	300,192
	Holding Co. ADMIE IPTO SA	19,838	32,856
	Intracom Holdings SA	7,237	11,591
	JUMBO SA	18,631	264,627
*	LAMDA Development SA	13,444	81,454
	Motor Oil Hellas Corinth Refineries SA	15,893	273,153
	Mytilineos SA	5,866	98,362
*	National Bank of Greece SA	48,124	174,368
	OPAP SA	7,885	96,616
*	Piraeus Financial Holdings SA	28,707	35,390
*	Public Power Corp. SA	10,634	67,124
	Quest Holdings SA	2,956	11,786
	Sarantis SA	2,316	14,518
	Sunrisemezz PLC	4,101	332
	Terna Energy SA	12,421	230,834
	Thrace Plastics Holding & Co.	3,355	12,519

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (Continued)
	Titan Cement International SA	4,489	$50,066

TOTAL GREECE			2,638,296

HONG KONG — (1.3%)
	Aeon Credit Service Asia Co. Ltd.	96,000	56,152
	AIA Group Ltd.	833,400	6,312,830
*	Aidigong Maternal & Child Health Ltd.	366,000	18,404
	Allied Group Ltd.	26,000	5,633
	Analogue Holdings Ltd.	58,000	8,207
	APAC Resources Ltd.	175,200	22,711
#*	Apollo Future Mobility Group Ltd.	184,000	4,922
	Asia Financial Holdings Ltd.	72,000	27,616
*	Asia Standard International Group Ltd.	326,000	15,770
	Asiasec Properties Ltd.	63,900	1,665
	ASMPT Ltd.	110,000	605,055
	Atlas Corp.	30,443	450,252
	Bank of East Asia Ltd.	280,234	268,572
	Best Mart 360 Holdings Ltd.	40,000	10,402
	BOC Hong Kong Holdings Ltd.	258,500	803,239
	BOCOM International Holdings Co. Ltd.	215,000	10,831
††	Brightoil Petroleum Holdings Ltd.	789,000	28,275
Ω	Budweiser Brewing Co. APAC Ltd.	99,100	208,578
	Build King Holdings Ltd.	90,000	7,342
††	Burwill Holdings Ltd.	882,000	1,494
*††	C Fiber Optic	310,000	0
	Cafe de Coral Holdings Ltd.	164,000	191,394
#*	Cathay Pacific Airways Ltd.	439,454	398,509
#*	Central Holding Group Co. Ltd.	13,000	29,738
*	Century City International Holdings Ltd.	320,000	11,229
	Chen Hsong Holdings	118,000	23,314
*††	China Animal Healthcare Ltd.	42,000	0
*	China Best Group Holding Ltd.	371,998	27,013
*††	China Common Rich Renewable Energy Investments Ltd.	190,000	0
*	China Energy Development Holdings Ltd.	2,788,000	45,486
	China Motor Bus Co. Ltd.	2,400	20,189
#*	China Star Entertainment Ltd.	940,000	88,617
*	China Strategic Holdings Ltd.	5,605,000	16,474
*	Chinese Estates Holdings Ltd.	189,000	34,201
	Chinney Investments Ltd.	48,000	6,637
	Chow Sang Sang Holdings International Ltd.	134,000	123,582
	Chow Tai Fook Jewellery Group Ltd.	269,600	461,576
	Chuang’s China Investments Ltd.	440,000	13,614
	Chuang’s Consortium International Ltd.	444,000	42,652
	CITIC Telecom International Holdings Ltd.	1,036,000	306,196
	CK Asset Holdings Ltd.	161,677	893,842
	CK Hutchison Holdings Ltd.	185,200	921,894
	CK Infrastructure Holdings Ltd.	72,500	344,427
#	CK Life Sciences International Holdings, Inc.	596,000	44,767
	CLP Holdings Ltd.	93,500	627,553
*	C-Mer Eye Care Holdings Ltd.	86,000	35,634
	Convenience Retail Asia Ltd.	92,000	8,790
#††	Convoy, Inc.	1,758,000	7,010
*	Cowell e Holdings, Inc.	70,000	85,649
Ω	Crystal International Group Ltd.	31,000	7,904
	CSI Properties Ltd.	2,250,000	33,592
*††	CW Group Holdings Ltd.	193,500	0
	Dah Sing Banking Group Ltd.	130,000	77,514
	Dah Sing Financial Holdings Ltd.	66,400	131,392
	Dickson Concepts International Ltd.	75,000	31,020

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Dynamic Holdings Ltd.	12,000	$9,920
	Eagle Nice International Holdings Ltd.	128,000	72,715
	EC Healthcare	92,000	47,457
††	EcoGreen International Group Ltd.	50,000	9,077
*	Emperor Capital Group Ltd.	2,052,000	10,990
	Emperor Entertainment Hotel Ltd.	220,000	12,319
	Emperor International Holdings Ltd.	598,000	38,132
	Emperor Watch & Jewellery Ltd.	1,680,000	24,413
*	ENM Holdings Ltd.	360,000	16,278
*	Esprit Holdings Ltd.	977,200	75,858
Ω	ESR Group Ltd.	194,800	332,202
	EuroEyes International Eye Clinic Ltd., Class C	11,000	6,125
	Fairwood Holdings Ltd.	31,500	36,269
	Far East Consortium International Ltd.	531,638	119,802
	First Pacific Co. Ltd.	962,000	254,742
*Ω	FIT Hon Teng Ltd.	191,000	22,355
*Ω	Frontage Holdings Corp.	158,000	35,608
	FSE Lifestyle Services Ltd.	28,000	16,090
*	Fullwealth International Group Holdings Ltd.	112,000	26,379
	Galaxy Entertainment Group Ltd.	27,000	123,354
	GCL New Energy Holdings Ltd.	4	0
*††	Genting Hong Kong Ltd.	188,000	3,727
	Giordano International Ltd.	596,000	98,755
*	Gold Fin Holdings	184,000	0
	Golden Resources Development International Ltd.	152,000	8,617
	Goodresources	630,000	1,276
*	GR Properties Ltd.	186,000	23,672
	Great Eagle Holdings Ltd.	95,925	175,916
	G-Resources Group Ltd.	132,950	33,625
	Guoco Group Ltd.	2,000	17,566
	Guotai Junan International Holdings Ltd.	1,273,000	90,718
*	Haitong International Securities Group Ltd.	1,013,147	73,530
	Hang Lung Group Ltd.	328,000	425,445
	Hang Lung Properties Ltd.	437,000	549,730
	Hang Seng Bank Ltd.	38,300	539,179
	Hanison Construction Holdings Ltd.	60,757	7,589
	Henderson Land Development Co. Ltd.	188,909	462,498
	HK Electric Investments & HK Electric Investments Ltd.	323,500	205,686
	HKBN Ltd.	272,500	184,045
	HKR International Ltd.	302,560	75,931
	HKT Trust & HKT Ltd.	980,235	1,108,591
	Hon Kwok Land Investment Co. Ltd.	22,000	5,286
	Hong Kong & China Gas Co. Ltd.	617,168	475,694
	Hong Kong Exchanges & Clearing Ltd.	68,746	1,824,766
	Hong Kong Ferry Holdings Co. Ltd.	18,000	13,782
	Hong Kong Technology Venture Co. Ltd.	150,000	78,393
*	Hongkong & Shanghai Hotels Ltd.	161,683	126,837
Ω	Honma Golf Ltd.	53,500	22,489
*††	Hsin Chong Group Holdings Ltd.	620,000	0
	Hung Hing Printing Group Ltd.	74,000	9,195
	Hutchison Telecommunications Hong Kong Holdings Ltd.	746,000	98,825
	Hysan Development Co. Ltd.	120,000	261,551
*	IGG, Inc.	348,000	90,473
*	Imagi International Holdings Ltd.	90,300	3,650
	International Housewares Retail Co. Ltd.	113,000	37,453
*	IPE Group Ltd.	180,000	14,901
*	IRC Ltd.	1,928,000	28,483
	ITC Properties Group Ltd.	201,073	24,121
	Jacobson Pharma Corp. Ltd.	54,000	5,165

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Johnson Electric Holdings Ltd.	149,913	$154,445
	K Wah International Holdings Ltd.	499,072	139,764
	Karrie International Holdings Ltd.	338,000	51,252
	Kerry Logistics Network Ltd.	283,500	450,015
	Kerry Properties Ltd.	209,000	330,614
	Kingmaker Footwear Holdings Ltd.	158,000	17,096
*	Kingston Financial Group Ltd.	962,000	34,906
	Kowloon Development Co. Ltd.	150,000	133,109
*	Kwoon Chung Bus Holdings Ltd.	22,000	4,515
*	Lai Sun Development Co. Ltd.	142,770	56,449
*	Landing International Development Ltd.	679,800	12,023
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	505,500	48,359
*	Lifestyle International Holdings Ltd.	190,000	112,655
	Lippo China Resources Ltd.	810,000	11,864
	Lippo Ltd.	58,000	19,476
	Liu Chong Hing Investment Ltd.	84,000	72,292
	L’Occitane International SA	176,500	433,346
	Luk Fook Holdings International Ltd.	144,000	312,824
	Lung Kee Bermuda Holdings	74,000	22,588
	Man Wah Holdings Ltd.	668,000	372,732
#*	Mason Group Holdings Ltd.	9,010,798	30,997
	Master Glory GP	197,847	1,230
	MECOM Power & Construction Ltd.	311,000	63,447
*	Melco International Development Ltd.	218,000	113,985
#*	Melco Resorts & Entertainment Ltd., ADR	3,081	16,853
*††	MH Development NPV	24,000	0
*	Midland Holdings Ltd.	154,854	10,462
	Miramar Hotel & Investment	79,000	108,951
	Modern Dental Group Ltd.	140,000	29,089
#*	Mongolian Mining Corp.	147,000	36,702
	MTR Corp. Ltd.	84,333	371,081
*	NagaCorp Ltd.	270,292	123,262
	Nameson Holdings Ltd.	354,000	17,363
	New World Development Co. Ltd.	301,952	617,635
*††	NewOcean Energy Holdings Ltd.	370,000	1,381
	Nissin Foods Co. Ltd.	65,000	52,146
	NWS Holdings Ltd.	547,116	387,988
	Oriental Watch Holdings	155,596	66,622
*	Oshidori International Holdings Ltd.	1,594,198	50,772
	Pacific Basin Shipping Ltd.	1,992,000	482,269
*	Pacific Century Premium Developments Ltd.	218,483	8,225
	Pacific Textiles Holdings Ltd.	431,000	128,515
*	Palace Banquet Holdings Ltd.	85,000	7,169
*	Paliburg Holdings Ltd.	128,000	24,791
*	Paradise Entertainment Ltd.	132,000	10,429
	PC Partner Group Ltd.	122,000	58,308
	PCCW Ltd.	1,832,658	700,170
	Pentamaster International Ltd.	118,000	10,826
#	Perfect Medical Health Management Ltd.	124,000	43,938
	Pico Far East Holdings Ltd.	324,000	44,144
	Playmates Holdings Ltd.	260,000	18,552
	Plover Bay Technologies Ltd.	80,000	18,669
	Power Assets Holdings Ltd.	122,000	583,349
	Prada SpA	80,100	364,923
*	PT International Development Co. Ltd.	454,000	10,315
	Public Financial Holdings Ltd.	156,000	41,951
#*	Realord Group Holdings Ltd.	54,000	63,356
#*	Regal Hotels International Holdings Ltd.	120,000	39,014
Ω	Regina Miracle International Holdings Ltd.	81,000	31,557

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Safety Godown Co. Ltd.	24,000	$7,327
*Ω	Samsonite International SA	239,400	514,338
*	Sands China Ltd.	34,000	59,440
	SAS Dragon Holdings Ltd.	88,000	36,582
	SEA Holdings Ltd.	60,582	25,966
*	Shangri-La Asia Ltd.	422,000	233,500
*	Shun Tak Holdings Ltd.	648,000	84,146
	Singamas Container Holdings Ltd.	444,000	33,928
	Sino Land Co. Ltd.	730,310	779,836
	SITC International Holdings Co. Ltd.	397,000	650,205
#*	SJM Holdings Ltd.	746,499	232,945
	SmarTone Telecommunications Holdings Ltd.	218,000	107,758
#	Solomon Systech International Ltd.	524,000	24,033
	Soundwill Holdings Ltd.	41,000	32,669
*	Space Group Holdings Ltd.	5,000	2,198
	Stella International Holdings Ltd.	163,000	157,863
	Sun Hung Kai & Co. Ltd.	211,000	73,681
	Sun Hung Kai Properties Ltd.	70,500	757,615
	SUNeVision Holdings Ltd.	246,000	130,322
	Swire Pacific Ltd., Class A	110,500	733,003
	Swire Pacific Ltd., Class B	187,500	193,209
	Swire Properties Ltd.	90,000	172,972
#	TAI Cheung Holdings Ltd.	164,000	82,591
	Tao Heung Holdings Ltd.	168,000	15,845
*	Taung Gold International Ltd.	4,680,000	13,696
	Techtronic Industries Co. Ltd.	153,000	1,448,721
*	Television Broadcasts Ltd.	138,200	47,597
*††	Tenwow International Holdings Ltd.	224,000	0
	Texhong Textile Group Ltd.	195,000	125,592
	Texwinca Holdings Ltd.	332,000	43,561
*	TOM Group Ltd.	24,000	1,972
*	Tongda Group Holdings Ltd.	2,489,999	23,474
	Town Health International Medical Group Ltd.	254,000	11,536
	Tradelink Electronic Commerce Ltd.	290,000	27,309
	Transport International Holdings Ltd.	83,646	88,353
	United Laboratories International Holdings Ltd.	452,000	189,444
	Value Partners Group Ltd.	272,000	64,786
	Vedan International Holdings Ltd.	124,000	10,673
*	Vitasoy International Holdings Ltd.	144,000	245,898
*Ω	VPower Group International Holdings Ltd., Class H	315,742	21,772
	VSTECS Holdings Ltd.	350,000	168,288
	VTech Holdings Ltd.	58,600	311,940
	Wai Kee Holdings Ltd.	62,000	12,393
	Wang On Group Ltd.	4,680,000	25,662
*	Wealthking Investments Ltd.	148,000	7,726
Ω	WH Group Ltd.	2,744,632	1,386,069
	Wharf Real Estate Investment Co. Ltd.	108,000	425,526
#	Wing Tai Properties Ltd.	52,000	22,719
*	Xingye Alloy Materials Group Ltd.	86,000	12,608
	Xinyi Glass Holdings Ltd.	632,000	812,218
*††	Youyuan International Holdings Ltd.	239,000	0
	YTO Express Holdings Ltd.	52,000	11,679
	Yue Yuen Industrial Holdings Ltd.	333,500	339,052
#*	Zensun Enterprises Ltd.	179,000	26,433
*	Zhaobangji Properties Holdings Ltd.	344,000	16,420

TOTAL HONG KONG			41,122,453

HUNGARY — (0.0%)
	Magyar Telekom Telecommunications PLC	71,859	51,599

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HUNGARY — (Continued)
	MASTERPLAST Nyrt	917	$9,494
	MOL Hungarian Oil & Gas PLC	176,173	1,057,759
*	Opus Global Nyrt	71,590	20,559
	OTP Bank Nyrt	6,924	151,053
	Richter Gedeon Nyrt	17,331	342,820

TOTAL HUNGARY			1,633,284

INDIA — (5.7%)
*	3i Infotech Ltd.	16,458	8,709
	63 Moons Technologies Ltd.	9,800	18,767
	Aarti Drugs Ltd.	15,517	90,032
	Aarti Industries Ltd.	40,532	341,673
	Aarti Pharmalabs Ltd.	10,133	46,419
	Abbott India Ltd.	863	199,765
	ACC Ltd.	19,095	552,025
	Action Construction Equipment Ltd.	11,951	44,682
	Adani Enterprises Ltd.	3,774	152,863
*	Adani Green Energy Ltd.	15,456	393,747
	Adani Ports & Special Economic Zone Ltd.	52,749	526,409
*	Adani Power Ltd.	196,152	797,161
	Adani Total Gas Ltd.	25,787	1,134,808
*	Adani Transmission Ltd.	88,172	3,574,027
	ADF Foods Ltd.	2,266	19,472
*	Aditya Birla Capital Ltd.	190,334	268,354
	Advanced Enzyme Technologies Ltd.	14,719	50,570
	Aegis Logistics Ltd.	45,524	171,172
	AGI Greenpac Ltd.	11,207	44,774
	Agro Tech Foods Ltd.	1,165	10,838
	Ahluwalia Contracts India Ltd.	7,648	40,410
	AIA Engineering Ltd.	11,115	363,024
	Ajanta Pharma Ltd.	17,812	276,435
	Akzo Nobel India Ltd.	2,300	59,235
	Alembic Ltd.	28,091	23,995
	Alembic Pharmaceuticals Ltd.	25,708	170,917
	Alkem Laboratories Ltd.	6,176	235,507
	Alkyl Amines Chemicals	3,302	118,195
	Allcargo Logistics Ltd.	31,372	164,052
*	Alok Industries Ltd.	263,381	49,235
	Amara Raja Batteries Ltd.	20,590	127,142
	Ambuja Cements Ltd.	118,283	762,990
	Amrutanjan Health Care Ltd.	2,336	20,742
	Anant Raj Ltd.	34,045	46,882
	Andhra Sugars Ltd.	28,073	47,873
	Angel One Ltd.	5,945	114,999
	Apar Industries Ltd.	4,455	80,740
	Apcotex Industries Ltd.	3,910	23,172
	APL Apollo Tubes Ltd.	37,580	490,356
	Apollo Hospitals Enterprise Ltd.	13,609	741,870
	Apollo Tyres Ltd.	127,582	447,581
*	Arvind Fashions Ltd.	12,904	57,618
*	Arvind Ltd.	61,309	68,879
	Asahi India Glass Ltd.	18,993	141,805
	Ashiana Housing Ltd.	8,770	16,765
	Ashok Leyland Ltd.	194,617	360,389
*	Ashoka Buildcon Ltd.	45,156	40,419
	Asian Paints Ltd.	22,765	857,854
	Astec Lifesciences Ltd.	1,813	47,433
*Ω	Aster DM Healthcare Ltd.	42,764	127,930
	Astra Microwave Products Ltd.	16,150	59,311

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Astral Ltd.	14,119	$347,735
	AstraZeneca Pharma India Ltd.	1,165	46,445
	Atul Ltd.	3,649	372,862
Ω	AU Small Finance Bank Ltd.	27,468	195,819
	Aurobindo Pharma Ltd.	130,293	845,414
	Automotive Axles Ltd.	1,309	31,076
	Avanti Feeds Ltd.	16,178	86,330
*Ω	Avenue Supermarts Ltd.	1,757	91,832
	Axis Bank Ltd.	250,514	2,747,256
	Axis Bank Ltd., GDR	1,036	55,944
	Bajaj Auto Ltd.	5,912	262,806
	Bajaj Consumer Care Ltd.	18,382	35,396
	Bajaj Electricals Ltd.	2,234	31,537
	Bajaj Finance Ltd.	16,542	1,430,271
	Bajaj Finserv Ltd.	12,340	251,809
*	Bajaj Hindusthan Sugar Ltd.	308,050	38,368
	Bajaj Holdings & Investment Ltd.	8,383	673,764
	Balaji Amines Ltd.	4,219	154,473
	Balkrishna Industries Ltd.	23,789	565,370
	Balmer Lawrie & Co. Ltd.	31,203	42,734
	Balrampur Chini Mills Ltd.	73,082	279,808
	Banco Products India Ltd.	4,272	9,918
*Ω	Bandhan Bank Ltd.	81,388	235,868
	Bank of Baroda	293,975	525,389
	Bank of India	99,928	72,661
	Bank of Maharashtra	340,405	83,919
	Bannari Amman Sugars Ltd.	790	26,762
	BASF India Ltd.	3,176	110,235
	Bata India Ltd.	11,145	245,368
	Bayer CropScience Ltd.	1,033	58,247
	BEML Ltd.	5,370	102,162
	BEML Ltd.	5,370	24,324
	Berger Paints India Ltd.	34,794	246,927
*	BF Utilities Ltd.	4,868	22,975
	Bhansali Engineering Polymers Ltd.	4,216	5,569
	Bharat Bijlee Ltd.	1,368	39,741
	Bharat Dynamics Ltd.	8,414	97,125
	Bharat Electronics Ltd.	927,817	1,200,168
	Bharat Forge Ltd.	54,243	544,773
	Bharat Heavy Electricals Ltd.	314,218	280,977
	Bharat Petroleum Corp. Ltd.	98,998	363,450
	Bharat Rasayan Ltd.	275	36,480
	Bharti Airtel Ltd.	273,510	2,750,633
	Biocon Ltd.	76,628	250,790
	Birla Corp. Ltd.	9,881	111,029
	Birlasoft Ltd.	72,499	237,508
*	Black Box Ltd.	6,786	13,070
	Bliss Gvs Pharma Ltd.	16,236	14,870
	BLS International Services Ltd.	8,280	32,665
	Blue Dart Express Ltd.	1,564	143,570
	Blue Star Ltd.	9,183	137,212
	Bodal Chemicals Ltd.	20,599	20,126
	Bombay Burmah Trading Co.	5,089	53,831
*	Borosil Ltd.	2,074	10,521
*	Borosil Renewables Ltd.	12,607	85,833
	Bosch Ltd.	649	129,213
	Brigade Enterprises Ltd.	25,902	156,654
	Brightcom Group Ltd.	2,124	845
	Britannia Industries Ltd.	12,482	567,892

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	BSE Ltd.	17,184	$122,737
*	Camlin Fine Sciences Ltd.	4,683	8,948
	Can Fin Homes Ltd.	23,250	147,154
	Canara Bank	96,339	338,895
*	Capacit’e Infraprojects Ltd.	8,742	16,879
	Caplin Point Laboratories Ltd.	5,976	52,357
	Carborundum Universal Ltd.	22,029	226,929
	Care Ratings Ltd.	4,806	28,472
	Castrol India Ltd.	102,916	155,477
	CCL Products India Ltd.	36,778	223,362
	Ceat Ltd.	8,354	155,682
*	Central Bank of India Ltd.	268,110	66,067
	Central Depository Services India Ltd.	14,699	217,962
	Century Enka Ltd.	5,766	29,561
	Century Plyboards India Ltd.	21,503	156,227
	Century Textiles & Industries Ltd.	17,159	177,234
	Cera Sanitaryware Ltd.	1,982	132,582
	CESC Ltd.	157,900	146,530
*	CG Power & Industrial Solutions Ltd.	137,635	433,056
*	Chalet Hotels Ltd.	4,849	21,395
	Chambal Fertilisers & Chemicals Ltd.	67,533	266,948
	Chennai Petroleum Corp. Ltd.	10,216	25,721
††	Chennai Super Kings Cricket Ltd.	52,326	267
	Cholamandalam Financial Holdings Ltd.	30,613	232,489
	Cholamandalam Investment & Finance Co. Ltd.	100,903	868,735
	Cigniti Technologies Ltd.	4,584	34,430
	Cipla Ltd.	103,155	1,456,156
	City Union Bank Ltd.	128,828	289,164
*	Clariant Chemicals India Ltd.	3,474	17,357
	Coal India Ltd.	125,372	372,251
Ω	Cochin Shipyard Ltd.	16,230	105,174
*Ω	Coffee Day Enterprises Ltd.	29,071	17,000
	Coforge Ltd.	9,027	415,092
	Colgate-Palmolive India Ltd.	23,255	458,673
	Computer Age Management Services Ltd.	7,387	227,689
	Container Corp. of India Ltd.	52,193	502,647
	Coromandel International Ltd.	43,719	508,052
	Cosmo First Ltd.	5,807	51,455
*	CreditAccess Grameen Ltd.	8,631	101,797
	CRISIL Ltd.	5,681	205,841
	Crompton Greaves Consumer Electricals Ltd.	154,419	675,861
*	CSB Bank Ltd.	4,343	11,934
	Cummins India Ltd.	16,804	273,336
	Cyient Ltd.	15,957	144,647
*	D B Realty Ltd.	24,477	30,253
	Dabur India Ltd.	56,117	377,397
	Dalmia Bharat Ltd.	24,001	463,198
	Dalmia Bharat Sugar & Industries Ltd.	7,147	27,391
	DB Corp. Ltd.	24,605	33,902
	DCB Bank Ltd.	94,665	123,463
	DCM Shriram Ltd.	20,669	261,339
	DCW Ltd.	49,031	35,507
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	19,971	233,311
	Deepak Nitrite Ltd.	12,191	341,130
	Delta Corp. Ltd.	32,285	87,149
*	DEN Networks Ltd.	41,201	16,448
*	Dhampur Bio Organics Ltd.	16,263	32,034
	Dhampur Sugar Mills Ltd.	16,263	39,003
*	Dhani Services Ltd.	83,065	57,064

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Dhanuka Agritech Ltd.	5,690	$50,126
Ω	Dilip Buildcon Ltd.	15,884	41,463
*	Dish TV India Ltd.	343,258	65,951
*	Dishman Carbogen Amcis Ltd.	27,694	33,183
	Divi’s Laboratories Ltd.	17,454	760,989
	Dixon Technologies India Ltd.	9,427	515,015
	DLF Ltd.	94,388	439,369
	Dollar Industries Ltd.	1,204	7,273
Ω	Dr Lal PathLabs Ltd.	12,660	391,722
	Dr Reddy’s Laboratories Ltd., ADR	15,521	842,946
	Dr Reddy’s Laboratories Ltd.	15,332	824,108
*	DRC Systems India Ltd.	2,050	706
*	Dredging Corp. of India Ltd.	7,641	31,532
	Dwarikesh Sugar Industries Ltd.	22,777	24,520
	Dynamatic Technologies Ltd.	1,057	30,748
	eClerx Services Ltd.	14,403	229,588
	Edelweiss Financial Services Ltd.	141,455	99,074
	Eicher Motors Ltd.	11,067	516,259
	EID Parry India Ltd.	27,575	208,223
*	EIH Associated Hotels	3,502	21,039
*	EIH Ltd.	48,193	112,757
	Electrosteel Castings Ltd.	143,137	69,437
	Elgi Equipments Ltd.	32,594	191,111
	Emami Ltd.	64,593	372,863
Ω	Endurance Technologies Ltd.	6,331	103,648
	Engineers India Ltd.	88,087	74,815
	EPL Ltd.	13,454	25,037
*Ω	Equitas Small Finance Bank Ltd.	80,509	48,829
Ω	Eris Lifesciences Ltd.	7,654	68,385
	ESAB India Ltd.	1,446	59,027
	Escorts Kubota Ltd.	7,522	184,868
*	Eveready Industries India Ltd.	13,043	46,171
	Everest Industries Ltd.	2,593	27,892
	Everest Kanto Cylinder Ltd.	10,547	13,874
	Excel Industries Ltd.	1,267	18,216
	Exide Industries Ltd.	132,617	265,384
	Fairchem Organics Ltd.	494	10,830
*	FDC Ltd.	18,270	68,881
	Federal Bank Ltd.	595,372	946,490
*	Federal-Mogul Goetze India Ltd.	2,733	10,605
	FIEM Industries Ltd.	1,999	38,743
	Filatex India Ltd.	19,392	23,490
	Fine Organic Industries Ltd.	2,421	168,202
	Finolex Cables Ltd.	22,825	143,238
	Finolex Industries Ltd.	77,237	125,370
	Firstsource Solutions Ltd.	78,315	98,278
	Force Motors Ltd.	3,168	52,299
*	Fortis Healthcare Ltd.	173,242	581,706
*	Future Consumer Ltd.	306,868	6,499
	Gabriel India Ltd.	27,470	50,860
	GAIL India Ltd.	727,699	799,513
	Galaxy Surfactants Ltd.	2,102	73,733
*	Ganesh Housing Corp. Ltd.	5,906	24,582
	Garden Reach Shipbuilders & Engineers Ltd.	13,059	70,537
	Garware Technical Fibres Ltd.	4,218	178,562
	Gateway Distriparks Ltd.	96,744	85,183
*	Gati Ltd.	17,181	36,411
*	GE T&D India Ltd.	23,648	36,673
Ω	General Insurance Corp. of India	16,865	25,268

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Genus Power Infrastructures Ltd.	31,303	$33,615
	Geojit Financial Services Ltd.	10,947	6,352
	GHCL Ltd.	23,955	187,028
	GIC Housing Finance Ltd.	18,109	29,264
	Gillette India Ltd.	2,137	133,108
	GlaxoSmithKline Pharmaceuticals Ltd.	8,551	142,676
	Glenmark Pharmaceuticals Ltd.	58,036	282,364
	GMM Pfaudler Ltd.	1,759	39,294
*	GMR Airports Infrastructure Ltd.	224,422	101,623
	Godawari Power & Ispat Ltd.	11,773	37,688
	Godfrey Phillips India Ltd.	5,565	100,035
Ω	Godrej Agrovet Ltd.	3,324	20,120
*	Godrej Consumer Products Ltd.	35,807	360,129
*	Godrej Industries Ltd.	28,932	150,459
*	Godrej Properties Ltd.	10,081	154,313
	Goodyear India Ltd.	2,222	27,329
	Granules India Ltd.	57,964	261,264
	Graphite India Ltd.	18,159	77,434
	Grasim Industries Ltd.	56,927	1,188,894
	Grauer & Weil India Ltd.	12,806	14,176
	Gravita India Ltd.	2,184	9,711
	Great Eastern Shipping Co. Ltd.	37,226	249,651
	Greaves Cotton Ltd.	16,861	30,881
	Greenlam Industries Ltd.	6,449	24,750
	Greenpanel Industries Ltd.	16,581	74,107
	Greenply Industries Ltd.	16,548	34,695
	Grindwell Norton Ltd.	9,443	242,968
	Gujarat Alkalies & Chemicals Ltd.	13,663	147,940
	Gujarat Ambuja Exports Ltd.	36,412	111,234
	Gujarat Fluorochemicals Ltd.	9,976	456,242
	Gujarat Gas Ltd.	24,930	156,730
	Gujarat Industries Power Co. Ltd.	12,468	12,585
	Gujarat Mineral Development Corp. Ltd.	43,682	74,794
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	30,533	262,006
	Gujarat Pipavav Port Ltd.	89,581	92,905
	Gujarat State Fertilizers & Chemicals Ltd.	65,661	97,998
	Gujarat State Petronet Ltd.	100,344	274,383
	Gulf Oil Lubricants India Ltd.	3,029	15,118
	Happiest Minds Technologies Ltd.	11,910	139,691
*	Hathway Cable & Datacom Ltd.	45,980	8,892
	Hatsun Agro Product Ltd.	16,760	193,666
	Havells India Ltd.	37,085	546,856
	HBL Power Systems Ltd.	65,276	82,720
	HCL Technologies Ltd.	135,785	1,705,238
Ω	HDFC Asset Management Co. Ltd.	8,512	213,665
	HDFC Bank Ltd.	186,381	3,380,717
Ω	HDFC Life Insurance Co. Ltd.	22,041	144,054
*	HealthCare Global Enterprises Ltd.	6,523	22,843
	HEG Ltd.	3,340	42,676
	HeidelbergCement India Ltd.	34,643	80,296
	Heritage Foods Ltd.	7,562	27,496
	Hero MotoCorp Ltd.	36,123	1,170,615
	Hester Biosciences Ltd.	1,115	26,673
	HFCL Ltd.	235,479	234,308
	HG Infra Engineering Ltd.	5,215	35,782
	Hikal Ltd.	22,547	89,878
	HIL Ltd.	1,370	47,189
	Himadri Speciality Chemical Ltd.	96,129	120,354
	Himatsingka Seide Ltd.	16,762	18,864

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Hindalco Industries Ltd.	436,620	$2,138,243
	Hinduja Global Solutions Ltd.	7,126	105,331
	Hindustan Aeronautics Ltd.	12,704	388,174
*	Hindustan Construction Co. Ltd.	161,631	27,636
	Hindustan Copper Ltd.	55,468	69,134
*	Hindustan Oil Exploration Co. Ltd.	11,080	18,446
	Hindustan Petroleum Corp. Ltd.	107,239	276,718
	Hindustan Unilever Ltd.	36,054	1,115,658
	Hitachi Energy India Ltd.	2,367	90,692
	Hle Glascoat Ltd.	1,465	11,710
	Honda India Power Products Ltd.	1,245	25,832
	Honeywell Automation India Ltd.	297	141,064
	Housing Development Finance Corp. Ltd.	89,030	2,662,102
	Huhtamaki India Ltd.	7,123	18,777
	I G Petrochemicals Ltd.	4,751	29,895
#	ICICI Bank Ltd., Sponsored ADR	87,297	1,924,026
	ICICI Bank Ltd.	115,986	1,275,378
Ω	ICICI Lombard General Insurance Co. Ltd.	20,047	283,930
Ω	ICICI Prudential Life Insurance Co. Ltd.	17,268	106,266
Ω	ICICI Securities Ltd.	18,452	115,435
	ICRA Ltd.	776	38,517
*	IDFC First Bank Ltd.	1,092,132	742,077
	IDFC Ltd.	434,035	406,311
*	IFB Industries Ltd.	1,075	12,201
	IIFL Finance Ltd.	55,498	281,638
	IIFL Securities Ltd.	35,706	29,259
	IIFL Wealth Management Ltd.	9,112	195,692
	India Cements Ltd.	86,812	252,404
	India Glycols Ltd.	4,576	41,380
	India Nippon Electricals Ltd.	1,400	7,362
*	Indiabulls Housing Finance Ltd.	107,599	167,500
*	Indiabulls Real Estate Ltd.	108,361	102,256
	Indian Bank	72,174	223,384
Ω	Indian Energy Exchange Ltd.	127,492	215,326
	Indian Hotels Co. Ltd.	64,599	260,618
	Indian Hume Pipe Co. Ltd.	6,838	13,489
	Indian Metals & Ferro Alloys Ltd.	1,877	5,460
	Indian Oil Corp. Ltd.	275,190	227,127
*	Indian Overseas Bank	508,726	114,401
	Indian Railway Catering & Tourism Corp. Ltd.	18,683	167,256
Ω	Indian Railway Finance Corp. Ltd.	141,713	38,773
	Indo Count Industries Ltd.	29,913	50,640
	Indoco Remedies Ltd.	6,213	26,684
	Indraprastha Gas Ltd.	62,266	321,708
	Indus Towers Ltd.	217,731	488,971
	IndusInd Bank Ltd.	35,507	491,120
	Infibeam Avenues Ltd.	338,796	72,040
	Info Edge India Ltd.	8,235	389,675
	Infosys Ltd.	301,896	5,632,610
	Ingersoll Rand India Ltd.	2,018	53,453
*	Inox Leisure Ltd.	26,126	162,559
*	Inox Wind Ltd.	11,379	20,451
	Insecticides India Ltd.	1,658	14,433
	Intellect Design Arena Ltd.	16,141	84,440
*Ω	InterGlobe Aviation Ltd.	14,591	314,965
	IOL Chemicals & Pharmaceuticals Ltd.	8,855	38,471
	Ipca Laboratories Ltd.	32,280	352,357
	IRB Infrastructure Developers Ltd.	46,610	132,087
Ω	IRCON International Ltd.	78,591	41,898

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	ISGEC Heavy Engineering Ltd.	1,141	$6,774
	ITC Ltd.	482,305	2,035,017
	ITD Cementation India Ltd.	22,260	32,515
*	ITI Ltd.	28,841	36,986
	J Kumar Infraprojects Ltd.	11,676	37,885
	Jagran Prakashan Ltd.	34,724	27,956
	Jai Corp. Ltd.	15,986	33,881
*	Jaiprakash Associates Ltd.	598,862	69,192
*	Jaiprakash Power Ventures Ltd.	578,463	52,465
*	Jammu & Kashmir Bank Ltd.	95,744	45,719
	Jamna Auto Industries Ltd.	27,803	37,702
	JB Chemicals & Pharmaceuticals Ltd.	9,430	225,095
	JBM Auto Ltd.	1,810	8,920
	Jindal Poly Films Ltd.	7,687	78,292
	Jindal Saw Ltd.	68,205	64,371
*	Jindal Stainless Hisar Ltd.	46,805	161,246
*	Jindal Stainless Ltd.	80,513	137,810
	Jindal Steel & Power Ltd.	151,388	843,333
	JK Cement Ltd.	9,251	304,413
	JK Lakshmi Cement Ltd.	16,149	107,171
	JK Paper Ltd.	39,899	200,705
	JK Tyre & Industries Ltd.	33,904	71,581
	JM Financial Ltd.	126,883	105,166
	JMC Projects India Ltd.	5,575	7,369
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	1,702	24,444
	JSW Energy Ltd.	153,003	622,991
	JSW Steel Ltd.	336,504	2,743,552
	JTEKT India Ltd.	27,645	35,047
	Jubilant Foodworks Ltd.	100,705	746,851
	Jubilant Ingrevia Ltd.	36,620	228,671
	Jubilant Pharmova Ltd.	44,079	197,937
	Jyothy Labs Ltd.	19,894	47,657
	Kajaria Ceramics Ltd.	35,331	462,963
	Kalpataru Power Transmission Ltd.	22,565	129,689
	Kalyani Steels Ltd.	8,932	32,393
	Kansai Nerolac Paints Ltd.	12,596	73,519
	Karnataka Bank Ltd.	111,612	129,506
	Karur Vysya Bank Ltd.	162,946	205,069
	Kaveri Seed Co. Ltd.	10,833	63,583
	KCP Ltd.	18,420	27,187
	KEC International Ltd.	39,834	211,180
	KEI Industries Ltd.	27,752	533,576
	Kennametal India Ltd.	1,297	38,820
	Kewal Kiran Clothing Ltd.	2,389	14,739
*	Kiri Industries Ltd.	7,436	47,400
	Kirloskar Brothers Ltd.	4,402	18,619
	Kirloskar Ferrous Industries Ltd.	3,203	10,184
	Kirloskar Oil Engines Ltd.	17,599	55,737
	Kitex Garments Ltd.	7,762	19,282
	KNR Constructions Ltd.	42,416	114,006
	Kolte-Patil Developers Ltd.	5,570	23,200
	Kotak Mahindra Bank Ltd.	31,361	721,938
	KPIT Technologies Ltd.	58,305	501,851
	KPR Mill Ltd.	53,906	358,656
	KRBL Ltd.	25,487	122,374
	KSB Ltd.	4,122	105,763
	L&T Finance Holdings Ltd.	328,652	322,037
Ω	L&T Technology Services Ltd.	4,029	172,184
	LA Opala RG Ltd.	1,909	9,001

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Lakshmi Machine Works Ltd.	771	$120,231
Ω	Larsen & Toubro Infotech Ltd.	7,341	420,300
	Larsen & Toubro Ltd.	76,704	1,885,716
Ω	Laurus Labs Ltd.	87,829	483,156
*Ω	Lemon Tree Hotels Ltd.	39,151	40,031
	LG Balakrishnan & Bros Ltd.	7,963	72,877
	LIC Housing Finance Ltd.	121,954	598,040
	Linde India Ltd.	3,102	114,950
	LT Foods Ltd.	41,256	62,893
	Lumax Auto Technologies Ltd.	10,082	29,815
	Lumax Industries Ltd.	1,052	19,444
	Lupin Ltd.	62,163	524,454
	LUX Industries Ltd.	1,387	28,927
	Mahanagar Gas Ltd.	9,680	100,593
	Maharashtra Scooters Ltd.	349	22,136
	Maharashtra Seamless Ltd.	9,479	89,865
	Mahindra & Mahindra Financial Services Ltd.	298,747	731,551
	Mahindra & Mahindra Ltd.	145,183	2,371,820
	Mahindra CIE Automotive Ltd.	39,842	144,346
*	Mahindra Holidays & Resorts India Ltd.	34,822	119,702
	Mahindra Lifespace Developers Ltd.	27,548	133,624
Ω	Mahindra Logistics Ltd.	3,838	24,797
	Maithan Alloys Ltd.	2,030	23,713
	Man Infraconstruction Ltd.	30,854	30,668
	Manappuram Finance Ltd.	235,523	299,582
	Mangalam Cement Ltd.	5,061	22,396
*	Mangalore Refinery & Petrochemicals Ltd.	40,362	26,424
	Marico Ltd.	106,063	674,741
	Marksans Pharma Ltd.	74,161	44,236
	Maruti Suzuki India Ltd.	2,703	311,872
Ω	MAS Financial Services Ltd.	4,593	42,443
	Mastek Ltd.	4,519	92,540
*	Max Financial Services Ltd.	11,671	99,853
*	Max Healthcare Institute Ltd.	26,551	146,269
*	Max Ventures & Industries Ltd.	6,858	13,980
	Mayur Uniquoters Ltd.	8,402	47,380
	Mazagon Dock Shipbuilders Ltd.	12,362	94,726
*	Meghmani Finechem Ltd.	3,103	49,218
	Meghmani Organics Ltd.	33,015	44,199
Ω	Metropolis Healthcare Ltd.	6,923	141,397
	Minda Corp. Ltd.	11,926	28,095
	Mindtree Ltd.	15,775	648,318
*	Mirza International Ltd.	8,330	31,051
Ω	Mishra Dhatu Nigam Ltd.	14,607	42,032
	MM Forgings Ltd.	3,625	34,734
	MOIL Ltd.	22,181	41,404
	Monte Carlo Fashions Ltd.	3,649	31,715
*	Morepen Laboratories Ltd.	75,587	24,259
	Motherson Sumi Wiring India Ltd.	309,322	316,003
	Motilal Oswal Financial Services Ltd.	12,383	102,561
	Mphasis Ltd.	33,542	803,312
	MRF Ltd.	654	715,619
	Mrs Bectors Food Specialities Ltd.	4,039	18,601
	MSTC Ltd.	7,750	25,295
	Multi Commodity Exchange of India Ltd.	2,793	51,735
	Muthoot Finance Ltd.	66,141	835,785
	Nahar Spinning Mills Ltd.	2,592	8,681
	Narayana Hrudayalaya Ltd.	18,518	176,124
	Natco Pharma Ltd.	28,761	208,476

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	National Aluminium Co. Ltd.	319,195	$270,614
*	National Fertilizers Ltd.	35,078	21,030
	Nava Ltd.	42,413	101,182
	Navin Fluorine International Ltd.	1,958	107,538
	Navneet Education Ltd.	39,220	66,136
	NBCC India Ltd.	153,417	60,392
	NCC Ltd.	133,271	120,331
	NCL Industries Ltd.	8,249	18,014
	NELCO Ltd.	2,004	20,098
	Neogen Chemicals Ltd.	1,507	27,293
	NESCO Ltd.	8,606	59,938
	Nestle India Ltd.	3,680	905,203
*	Network18 Media & Investments Ltd.	10,960	8,490
	Neuland Laboratories Ltd.	1,127	20,380
	NHPC Ltd.	332,705	171,692
	NIIT Ltd.	25,172	84,640
	Nilkamal Ltd.	2,650	67,033
Ω	Nippon Life India Asset Management Ltd.	19,665	64,520
	NLC India Ltd.	66,590	62,127
	NMDC Ltd.	262,907	315,772
	Nmdc Steel Ltd.	262,907	122,279
	NOCIL Ltd.	39,174	114,877
	Novartis India Ltd.	1,821	14,964
	NRB Bearings Ltd.	20,512	42,022
	NTPC Ltd.	299,031	627,236
	Nucleus Software Exports Ltd.	3,108	14,576
	Oberoi Realty Ltd.	36,793	412,826
	Oil & Natural Gas Corp. Ltd.	129,321	208,981
	Oil India Ltd.	56,889	132,507
	Olectra Greentech Ltd.	3,467	23,532
*	Omaxe Ltd.	19,919	21,575
	OnMobile Global Ltd.	12,044	15,661
	Oracle Financial Services Software Ltd.	5,536	195,315
	Orient Cement Ltd.	38,546	60,678
	Orient Electric Ltd.	29,101	94,811
	Orient Paper & Industries Ltd.	48,586	24,565
	Oriental Aromatics Ltd.	1,033	5,733
	Oriental Carbon & Chemicals Ltd.	1,440	15,197
*	Orissa Minerals Development Co. Ltd.	246	8,028
	Page Industries Ltd.	938	564,722
	Paisalo Digital Ltd.	58,490	63,810
	Panama Petrochem Ltd.	5,121	17,525
Ω	Parag Milk Foods Ltd.	9,183	11,822
*	Patel Engineering Ltd.	70,329	18,613
*	PC Jeweller Ltd.	66,129	82,691
	PCBL Ltd.	61,168	94,202
	Persistent Systems Ltd.	16,947	756,590
	Petronet LNG Ltd.	293,933	729,121
	Pfizer Ltd.	2,456	129,996
	Phoenix Mills Ltd.	15,718	271,652
	PI Industries Ltd.	13,700	537,135
	Pidilite Industries Ltd.	13,377	419,390
	Piramal Enterprises Ltd.	31,460	323,536
*	Piramal Pharma Ltd.	125,840	252,889
*Ω	PNB Housing Finance Ltd.	5,256	27,942
	PNC Infratech Ltd.	30,500	95,395
	Poly Medicure Ltd.	4,687	52,068
	Polyplex Corp. Ltd.	6,105	123,943
	Poonawalla Fincorp Ltd.	51,968	198,408

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Power Finance Corp. Ltd.	337,298	$468,892
	Power Grid Corp. of India Ltd.	239,177	658,171
	Power Mech Projects Ltd.	1,652	35,138
	Praj Industries Ltd.	24,932	124,743
*	Prakash Industries Ltd.	57,269	35,909
Ω	Prataap Snacks Ltd.	2,707	30,110
	Prestige Estates Projects Ltd.	53,086	284,293
*	Pricol Ltd.	26,229	61,056
*	Prime Focus Ltd.	9,031	8,282
	Prince Pipes & Fittings Ltd.	6,088	38,979
*	Prism Johnson Ltd.	43,150	63,967
	Privi Speciality Chemicals Ltd.	2,218	35,260
	Procter & Gamble Health Ltd.	2,444	119,066
	Procter & Gamble Hygiene & Health Care Ltd.	1,703	288,917
	PSP Projects Ltd.	3,112	22,331
	PTC India Ltd.	99,145	86,406
	Punjab National Bank	439,236	227,740
	Puravankara Ltd.	5,536	6,348
*	PVR Ltd.	9,938	213,137
Ω	Quess Corp. Ltd.	19,671	131,340
	Radico Khaitan Ltd.	19,581	247,352
	Rain Industries Ltd.	61,259	124,256
	Rajesh Exports Ltd.	33,725	283,590
	Rallis India Ltd.	18,917	51,653
	Ramco Cements Ltd.	27,322	238,637
	Ramco Industries Ltd.	13,704	30,510
	Ramkrishna Forgings Ltd.	13,260	36,751
	Rane Holdings Ltd.	2,514	27,929
	Rashtriya Chemicals & Fertilizers Ltd.	55,235	67,912
	Ratnamani Metals & Tubes Ltd.	5,918	145,914
*	RattanIndia Power Ltd.	333,459	17,117
	Raymond Ltd.	14,744	211,060
*Ω	RBL Bank Ltd.	157,218	256,787
	REC Ltd.	477,632	593,234
	Redington Ltd.	209,436	346,617
	Relaxo Footwears Ltd.	12,843	150,484
	Reliance Industrial Infrastructure Ltd.	2,215	29,392
	Reliance Industries Ltd.	235,961	7,270,140
*	Reliance Infrastructure Ltd.	40,867	69,875
*	Reliance Power Ltd.	916,309	179,137
	Repco Home Finance Ltd.	10,088	25,986
	Rhi Magnesita India Ltd.	11,496	90,416
	Rico Auto Industries Ltd.	31,447	22,285
	RITES Ltd.	14,370	66,723
	Route Mobile Ltd.	724	11,492
*	RPSG Ventures Ltd.	2,272	13,245
	RSWM Ltd.	3,784	14,421
	Rupa & Co. Ltd.	4,580	17,434
	Sagar Cements Ltd.	10,335	25,321
	Samvardhana Motherson International Ltd.	463,984	362,542
	Sandhar Technologies Ltd.	3,136	8,773
	Sangam India Ltd.	5,785	19,481
	Sanghvi Movers Ltd.	3,370	9,100
	Sanofi India Ltd.	2,438	165,963
	Sarda Energy & Minerals Ltd.	2,755	28,141
	Saregama India Ltd.	11,980	53,992
	Sasken Technologies Ltd.	583	6,368
*	Satin Creditcare Network Ltd.	3,262	5,657
	Savita Oil Technologies Ltd.	4,462	16,213

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	SBI Cards & Payment Services Ltd.	21,247	$212,261
Ω	SBI Life Insurance Co. Ltd.	13,261	203,215
	Schaeffler India Ltd.	4,560	152,796
*	Schneider Electric Infrastructure Ltd.	14,706	31,028
*	SEAMEC Ltd.	1,061	14,167
*	SEPC Ltd.	160,737	15,833
	Sequent Scientific Ltd.	6,658	7,857
	Seshasayee Paper & Boards Ltd.	3,484	13,866
Ω	SH Kelkar & Co. Ltd.	18,152	30,026
	Shankara Building Products Ltd.	1,193	10,280
	Shanthi Gears Ltd.	2,827	13,301
	Sharda Cropchem Ltd.	10,452	47,355
	Sharda Motor Industries Ltd.	1,355	12,423
*	Sheela Foam Ltd.	2,572	86,004
	Shilpa Medicare Ltd.	7,390	28,147
	Shipping Corp. of India Ltd.	59,327	93,061
*	Shoppers Stop Ltd.	11,621	105,945
	Shree Cement Ltd.	713	196,025
*	Shree Renuka Sugars Ltd.	135,400	88,151
	Shriram City Union Finance Ltd.	7,575	166,556
	Shriram Transport Finance Co. Ltd.	56,073	832,440
	Siemens Ltd.	3,071	108,443
*	SIS Ltd.	11,626	58,880
	Siyaram Silk Mills Ltd.	4,652	24,756
	SKF India Ltd.	5,640	299,413
	Sobha Ltd.	13,764	104,253
	Solar Industries India Ltd.	6,105	286,964
*	Solara Active Pharma Sciences Ltd.	3,320	16,025
	Somany Ceramics Ltd.	4,551	29,732
	Sonata Software Ltd.	27,969	176,393
*	South Indian Bank Ltd.	519,112	85,660
*	Spandana Sphoorty Financial Ltd.	630	4,681
	SRF Ltd.	31,640	978,609
*	Star Cement Ltd.	15,877	20,439
	State Bank of India	114,695	796,087
	State Bank of India, GDR	2,177	149,778
	Steel Authority of India Ltd.	394,759	375,275
	Sterlite Technologies Ltd.	52,825	105,607
*	Strides Pharma Science Ltd.	21,638	81,250
*	Stylam Industries Ltd.	844	11,212
*	Subex Ltd.	85,031	30,924
	Subros Ltd.	10,122	40,156
	Sudarshan Chemical Industries Ltd.	11,301	56,275
	Sumitomo Chemical India Ltd.	6,316	37,399
	Sun Pharmaceutical Industries Ltd.	98,962	1,216,819
	Sun TV Network Ltd.	29,483	186,103
	Sundaram Finance Holdings Ltd.	7,208	7,785
	Sundaram Finance Ltd.	9,849	276,632
	Sundaram-Clayton Ltd.	1,656	96,015
	Sundram Fasteners Ltd.	21,656	246,566
	Sunteck Realty Ltd.	21,380	100,847
	Suprajit Engineering Ltd.	20,254	79,799
	Supreme Industries Ltd.	13,018	341,152
	Supreme Petrochem Ltd.	11,031	101,047
	Surya Roshni Ltd.	6,884	34,647
	Sutlej Textiles & Industries Ltd.	44,889	35,297
	Suven Pharmaceuticals Ltd.	55,204	266,290
*	Suzlon Energy Ltd.	1,060,140	103,178
	Swaraj Engines Ltd.	1,242	23,849

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Symphony Ltd.	1,873	$18,976
Ω	Syngene International Ltd.	25,178	191,957
	Tamil Nadu Newsprint & Papers Ltd.	15,403	49,933
	Tamilnadu Petroproducts Ltd.	21,605	24,973
	Tanla Platforms Ltd.	13,402	120,392
*	TARC Ltd.	44,042	23,823
	Tasty Bite Eatables Ltd.	129	18,670
	Tata Chemicals Ltd.	59,057	808,568
	Tata Coffee Ltd.	25,162	65,964
	Tata Communications Ltd.	22,946	348,332
	Tata Consultancy Services Ltd.	68,192	2,621,039
	Tata Consumer Products Ltd.	48,640	453,063
	Tata Elxsi Ltd.	6,826	579,132
	Tata Metaliks Ltd.	5,683	50,236
*	Tata Motors Ltd.	538,806	2,693,795
	Tata Power Co. Ltd.	176,417	482,510
	Tata Steel Long Products Ltd.	403	2,997
	Tata Steel Ltd.	2,262,610	2,762,823
*	Tata Teleservices Maharashtra Ltd.	58,263	71,787
	TCI Express Ltd.	3,754	86,074
	TD Power Systems Ltd.	22,880	34,302
	Tech Mahindra Ltd.	111,525	1,434,378
	Techno Electric & Engineering Co. Ltd.	19,123	64,901
	Texmaco Rail & Engineering Ltd.	49,331	29,054
	Thermax Ltd.	5,791	152,895
	Thirumalai Chemicals Ltd.	17,134	39,003
*	Thomas Cook India Ltd.	36,462	33,376
Ω	Thyrocare Technologies Ltd.	4,402	34,065
	Tide Water Oil Co. India Ltd.	1,030	12,657
	Tilaknagar Industries Ltd.	20,689	23,237
	Time Technoplast Ltd.	58,614	72,663
	Timken India Ltd.	5,493	198,824
	Tinplate Co. of India Ltd.	10,194	37,586
*	Titagarh Wagons Ltd.	16,029	30,907
	Titan Co. Ltd.	37,363	1,248,311
	Torrent Pharmaceuticals Ltd.	26,306	523,677
	Torrent Power Ltd.	39,877	243,639
	Tourism Finance Corp. of India Ltd.	12,629	13,121
	Transport Corp. of India Ltd.	10,050	86,993
	Trent Ltd.	8,125	149,787
	Trident Ltd.	564,080	240,396
	Triveni Engineering & Industries Ltd.	40,732	124,378
	Triveni Turbine Ltd.	9,284	31,404
	TTK Prestige Ltd.	10,200	114,553
	Tube Investments of India Ltd.	36,180	1,189,726
	TV Today Network Ltd.	13,324	44,741
*	TV18 Broadcast Ltd.	207,389	87,714
	TVS Motor Co. Ltd.	47,653	659,949
	TVS Srichakra Ltd.	1,447	43,226
	Uflex Ltd.	11,771	99,568
	Ugar Sugar Works Ltd.	25,068	23,323
*	Ugro Capital Ltd.	13,207	28,469
*	Ujjivan Financial Services Ltd.	7,052	20,926
*Ω	Ujjivan Small Finance Bank Ltd.	88,629	26,987
	UltraTech Cement Ltd.	21,149	1,716,575
	Unichem Laboratories Ltd.	12,905	63,985
	Union Bank of India Ltd.	277,818	180,685
	United Breweries Ltd.	6,349	126,753
*	United Spirits Ltd.	47,033	509,596

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	UNO Minda Ltd.	56,378	$365,009
	UPL Ltd.	258,990	2,292,030
	Usha Martin Ltd.	48,729	83,486
	UTI Asset Management Co. Ltd.	3,797	32,186
*	VA Tech Wabag Ltd.	12,652	40,443
	Vaibhav Global Ltd.	17,605	75,254
	Vakrangee Ltd.	221,710	84,503
	Vardhman Textiles Ltd.	40,475	164,735
*Ω	Varroc Engineering Ltd.	13,072	49,273
	Varun Beverages Ltd.	49,542	628,302
	Vedanta Ltd.	342,056	1,160,110
	Venky’s India Ltd.	1,715	40,303
	Vesuvius India Ltd.	3,868	70,463
	V-Guard Industries Ltd.	33,652	104,194
	Vinati Organics Ltd.	9,924	229,088
	Vindhya Telelinks Ltd.	2,575	41,525
	VIP Industries Ltd.	11,912	109,852
	Visaka Industries Ltd.	2,186	14,284
	V-Mart Retail Ltd.	1,571	56,838
*	Vodafone Idea Ltd.	1,763,194	183,510
	Voltamp Transformers Ltd.	1,363	44,894
	Voltas Ltd.	11,414	121,048
	VRL Logistics Ltd.	13,256	97,305
	VST Industries Ltd.	1,677	71,111
	VST Tillers Tractors Ltd.	975	26,447
	Welspun Corp. Ltd.	50,380	135,524
	Welspun Enterprises Ltd.	21,331	33,023
	Welspun India Ltd.	149,156	140,933
	West Coast Paper Mills Ltd.	14,627	108,156
*	Westlife Development Ltd.	15,854	143,850
	Wheels India Ltd.	1,952	14,859
	Whirlpool of India Ltd.	4,402	83,560
	Wipro Ltd.	140,663	658,055
*	Wockhardt Ltd.	18,419	51,802
*	Wonderla Holidays Ltd.	6,827	28,424
*	Yes Bank Ltd.	644,005	121,086
	Zee Entertainment Enterprises Ltd.	302,810	961,608
*	Zee Media Corp. Ltd.	168,121	31,910
	Zensar Technologies Ltd.	37,855	101,650
	Zydus Lifesciences Ltd.	65,791	344,419
	Zydus Wellness Ltd.	4,155	88,402

TOTAL INDIA			184,153,957

INDONESIA — (0.7%)
	Ace Hardware Indonesia Tbk PT	2,319,400	83,956
	Adaro Energy Indonesia Tbk PT	4,921,100	1,255,464
*	Adhi Karya Persero Tbk PT	754,695	26,883
*	Adi Sarana Armada Tbk PT	314,400	24,079
*	Agung Semesta Sejahtera Tbk PT	379,600	1,217
	AKR Corporindo Tbk PT	1,344,200	134,563
*	Alam Sutera Realty Tbk PT	5,422,500	60,480
	Aneka Tambang Tbk PT	1,875,746	222,029
*††	Armidian Karyatama Tbk PT	544,900	328
	Arwana Citramulia Tbk PT	856,700	50,262
	Ashmore Asset Management Indonesia Tbk PT	75,400	5,011
	Astra Agro Lestari Tbk PT	199,700	108,844
	Astra International Tbk PT	2,213,700	945,982
	Astra Otoparts Tbk PT	396,000	33,525
*	Bank Amar Indonesia Tbk PT	650,200	13,033

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Bank BTPN Syariah Tbk PT	670,100	$126,791
*	Bank Bukopin Tbk PT	6,036,756	52,431
*	Bank Capital Indonesia Tbk PT	3,890,600	35,442
	Bank Central Asia Tbk PT	2,522,100	1,425,686
*	Bank China Construction Bank Indonesia Tbk PT	2,812,000	16,204
*	Bank Ganesha Tbk PT	1,272,900	8,239
*	Bank Jago Tbk PT	65,700	21,510
	Bank Mandiri Persero Tbk PT	2,098,300	1,417,513
*	Bank Mayapada International Tbk PT	1,109,200	48,668
	Bank Maybank Indonesia Tbk PT	1,445,900	23,560
*	Bank MNC Internasional Tbk PT	3,083,600	21,341
*	Bank Nationalnobu Tbk PT	303,200	10,845
	Bank Negara Indonesia Persero Tbk PT	1,009,600	608,721
	Bank Pan Indonesia Tbk PT	1,172,500	180,636
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,027,143	90,543
	Bank Pembangunan Daerah Jawa Timur Tbk PT	1,628,900	73,622
	Bank Rakyat Indonesia Persero Tbk PT	3,182,834	949,545
	Bank Syariah Indonesia Tbk PT	2,341,600	210,187
	Bank Tabungan Negara Persero Tbk PT	1,366,600	135,532
	Barito Pacific Tbk PT	2,147,800	113,633
*	Bekasi Fajar Industrial Estate Tbk PT	2,015,100	17,959
	BFI Finance Indonesia Tbk PT	2,482,100	176,162
*	Bintang Oto Global Tbk PT	230,100	19,995
	BISI International Tbk PT	103,200	9,783
	Blue Bird Tbk PT	168,500	16,605
*	Buana Lintas Lautan Tbk PT	3,163,100	31,225
	Bukit Asam Tbk PT	1,380,500	345,734
*	Bumi Resources Minerals Tbk PT	5,417,700	62,862
*	Bumi Resources Tbk PT	24,511,200	297,309
*	Bumi Serpong Damai Tbk PT	2,395,200	142,836
*	Bumi Teknokultura Unggul Tbk PT	2,403,200	7,704
*	Capital Financial Indonesia Tbk PT	1,027,500	50,037
	Charoen Pokphand Indonesia Tbk PT	994,200	355,183
Ω	Cikarang Listrindo Tbk PT	409,000	17,832
	Ciputra Development Tbk PT	4,754,247	286,466
*	Citra Marga Nusaphala Persada Tbk PT	166,518	20,725
*	Delta Dunia Makmur Tbk PT	2,924,600	73,394
	Dharma Satya Nusantara Tbk PT	1,298,400	46,226
	Elang Mahkota Teknologi Tbk PT	818,100	81,104
	Elnusa Tbk PT	1,799,200	43,344
	Erajaya Swasembada Tbk PT	3,182,500	87,859
*	Gajah Tunggal Tbk PT	847,000	32,835
*††	Garuda Indonesia Persero Tbk PT	2,201,200	5,874
	Garudafood Putra Putri Jaya Tbk PT	2,994,000	99,813
*	Global Mediacom Tbk PT	1,157,500	22,245
	Gudang Garam Tbk PT	138,300	213,729
*††	Hanson International Tbk PT	36,338,700	0
	Harum Energy Tbk PT	666,900	68,764
	Impack Pratama Industri Tbk PT	109,200	23,955
	Indah Kiat Pulp & Paper Tbk PT	830,400	510,993
	Indika Energy Tbk PT	744,800	155,268
	Indo Tambangraya Megah Tbk PT	156,500	450,823
	Indocement Tunggal Prakarsa Tbk PT	274,100	163,047
	Indofood CBP Sukses Makmur Tbk PT	142,700	89,070
	Indofood Sukses Makmur Tbk PT	1,595,300	660,078
	Indomobil Sukses Internasional Tbk PT	398,300	23,261
	Indosat Tbk PT	265,100	115,047
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,848,476	87,738
	Integra Indocabinet Tbk PT	388,200	10,754

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*††	Inti Agri Resources Tbk PT	532,800	$320
*	Intiland Development Tbk PT	1,382,100	16,373
	Jaccs Mitra Pinasthika Mustika Tbk PT	324,700	21,322
	Japfa Comfeed Indonesia Tbk PT	2,060,300	183,063
*	Jasa Marga Persero Tbk PT	377,704	82,581
	Jaya Real Property Tbk PT	1,298,300	38,792
	Kalbe Farma Tbk PT	4,264,700	560,835
*	Kapuas Prima Coal Tbk PT	1,002,500	3,848
*	Kawasan Industri Jababeka Tbk PT	3,773,910	36,296
	KMI Wire & Cable Tbk PT	513,700	9,869
*	Krakatau Steel Persero Tbk PT	1,204,811	29,020
*	Kresna Graha Investama Tbk PT	1,585,300	5,074
*	Lippo Karawaci Tbk PT	10,772,700	69,063
	Mahkota Group Tbk PT	172,100	8,827
*	Malindo Feedmill Tbk PT	521,400	18,230
*	Map Aktif Adiperkasa PT	242,200	49,702
	Matahari Department Store Tbk PT	295,800	88,535
	Mayora Indah Tbk PT	490,700	75,423
*	MD Pictures Tbk PT	396,800	68,395
	Medco Energi Internasional Tbk PT	5,409,600	401,258
	Media Nusantara Citra Tbk PT	2,123,400	111,745
	Medikaloka Hermina Tbk PT	1,836,500	175,523
*	Mega Manunggal Property Tbk PT	586,100	17,816
*	Merdeka Copper Gold Tbk PT	1,145,842	277,450
*	Metro Healthcare Indonesia Tbk PT	883,300	28,877
	Metrodata Electronics Tbk PT	1,934,000	72,538
*	Mitra Adiperkasa Tbk PT	3,535,200	273,384
	Mitra Keluarga Karyasehat Tbk PT	1,574,800	278,958
*	MNC Kapital Indonesia Tbk PT	1,485,800	9,915
*	MNC Land Tbk PT	14,426,000	76,746
*	MNC Studios International Tbk PT	25,800	8,306
*	MNC Vision Networks Tbk PT	4,883,100	25,897
*	Multipolar Tbk PT	3,558,200	30,090
	Nippon Indosari Corpindo Tbk PT	326,544	26,273
*††	Omni Inovasi Indonesia Tbk PT	985,400	3,163
	Pabrik Kertas Tjiwi Kimia Tbk PT	471,500	236,194
*	Pacific Strategic Financial Tbk PT	445,200	32,682
	Pakuwon Jati Tbk PT	6,004,200	168,697
	Panin Financial Tbk PT	5,284,100	215,222
	Perusahaan Gas Negara Tbk PT	1,577,700	199,910
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,391,200	100,768
*	Pollux Properti Indonesia Tbk PT	288,500	5,562
*††	Pool Advista Indonesia Tbk PT	107,000	64
*	PP Persero Tbk PT	1,316,763	74,307
	Puradelta Lestari Tbk PT	3,333,600	38,881
	Ramayana Lestari Sentosa Tbk PT	717,500	26,465
	Resource Alam Indonesia Tbk PT	280,600	11,401
*††	Rimo International Lestari Tbk PT	17,222,700	10,352
	Rukun Raharja Tbk PT	273,200	17,025
	Salim Ivomas Pratama Tbk PT	1,294,900	35,231
	Samudera Indonesia Tbk PT	513,000	77,918
*	Sarana Meditama Metropolitan Tbk PT	619,100	11,505
	Sarana Menara Nusantara Tbk PT	3,381,900	250,343
	Sariguna Primatirta Tbk PT	530,300	24,478
	Sawit Sumbermas Sarana Tbk PT	1,734,600	154,540
*††	Sekawan Intipratama Tbk PT	253,200	0
	Selamat Sempurna Tbk PT	538,800	51,798
*	Semen Baturaja Persero Tbk PT	601,700	16,511
	Semen Indonesia Persero Tbk PT	834,900	425,891

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Siloam International Hospitals Tbk PT	921,168	$64,722
*	Smartfren Telecom Tbk PT	5,742,200	28,663
*††	Sri Rejeki Isman Tbk PT	5,584,400	9,801
	Steel Pipe Industry of Indonesia PT	871,300	15,420
	Sumber Alfaria Trijaya Tbk PT	3,229,000	583,482
	Summarecon Agung Tbk PT	3,451,323	130,989
	Surya Citra Media Tbk PT	4,966,600	74,498
	Surya Esa Perkasa Tbk PT	1,638,300	111,897
*	Surya Semesta Internusa Tbk PT	2,170,500	45,110
	Telkom Indonesia Persero Tbk PT	1,328,300	373,054
#	Telkom Indonesia Persero Tbk PT, ADR	6,000	166,920
	Temas Tbk PT	246,100	28,213
	Tempo Scan Pacific Tbk PT	231,900	20,231
	Timah Tbk PT	691,000	60,095
	Tower Bersama Infrastructure Tbk PT	489,500	77,299
*††	Trada Alam Minera Tbk PT	8,033,600	4,829
	Transcoal Pacific Tbk PT	99,800	65,730
*	Trimegah Sekuritas IndonesiaTbk PT	503,900	9,688
	Tunas Baru Lampung Tbk PT	1,230,000	55,197
	Ultrajaya Milk Industry & Trading Co. Tbk PT	213,000	19,257
	Unilever Indonesia Tbk PT	730,500	217,327
	United Tractors Tbk PT	558,300	1,154,863
*	Vale Indonesia Tbk PT	245,600	102,585
*††	Waskita Beton Precast Tbk PT	2,948,500	6,734
*	Waskita Karya Persero Tbk PT	3,327,686	102,631
	Wijaya Karya Beton Tbk PT	1,250,300	16,703
*	Wijaya Karya Persero Tbk PT	1,387,034	80,996
	XL Axiata Tbk PT	1,891,000	305,672

TOTAL INDONESIA			22,761,801

IRELAND — (0.5%)
	AIB Group PLC	259,471	750,627
	Bank of Ireland Group PLC	337,989	2,433,734
	Cairn Homes PLC	242,753	235,029
#	CRH PLC, Sponsored ADR	191,724	6,942,326
*	Dalata Hotel Group PLC	57,873	185,666
	FBD Holdings PLC	12,798	127,188
*	Flutter Entertainment PLC	10,298	1,364,890
	Glanbia PLC	34,235	395,389
*Ω	Glenveagh Properties PLC	186,836	182,756
	Irish Continental Group PLC	44,851	181,329
	Kerry Group PLC, Class A	5,661	491,685
	Kingspan Group PLC	24,759	1,248,267
*	Permanent TSB Group Holdings PLC	27,099	45,121
	Smurfit Kappa Group PLC	85,945	2,845,033

TOTAL IRELAND			17,429,040

ISRAEL — (0.7%)
	Adgar Investment & Development Ltd.	12,310	20,985
	Afcon Holdings Ltd.	747	35,306
	AFI Properties Ltd.	3,808	114,167
	Africa Israel Residences Ltd.	1,148	46,071
*	Airport City Ltd.	15,073	249,568
*	Allot Ltd.	4,114	16,209
	Alony Hetz Properties & Investments Ltd.	18,277	214,375
	Alrov Properties & Lodgings Ltd.	2,536	129,658
	Amot Investments Ltd.	32,080	194,059
	Arad Ltd.	2,793	35,805

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Argo Properties NV	913	$19,098
	Ashtrom Group Ltd.	5,097	110,927
	AudioCodes Ltd.	7,740	155,961
	Aura Investments Ltd.	27,978	49,429
	Automatic Bank Services Ltd.	3,034	13,564
*	Avgol Industries 1953 Ltd.	27,468	16,228
*	Ayalon Holdings Ltd.	1,235	6,360
	Azorim-Investment Development & Construction Co. Ltd.	19,115	66,513
	Azrieli Group Ltd.	1,792	132,761
	Bank Hapoalim BM	80,507	776,027
	Bank Leumi Le-Israel BM	186,565	1,779,782
*	Bet Shemesh Engines Holdings 1997 Ltd.	1,218	29,284
	Bezeq The Israeli Telecommunication Corp. Ltd.	378,776	670,523
	Big Shopping Centers Ltd.	1,233	138,257
*	BioLine RX Ltd.	86,003	5,119
	Blue Square Real Estate Ltd.	1,087	72,175
*	Brack Capital Properties NV	732	77,936
#*	Camtek Ltd.	5,804	130,913
	Carasso Motors Ltd.	12,524	78,628
	Castro Model Ltd.	651	15,844
*	Cellcom Israel Ltd.	34,646	173,446
*	Ceragon Networks Ltd.	10,169	18,304
*	Clal Insurance Enterprises Holdings Ltd.	21,772	375,708
*	Compugen Ltd.	2,509	2,258
	Danel Adir Yeoshua Ltd.	1,378	159,719
	Delek Automotive Systems Ltd.	18,863	242,881
*	Delek Group Ltd.	2,989	455,126
	Delta Galil Industries Ltd.	5,756	260,606
	Dor Alon Energy in Israel 1988 Ltd.	2,155	74,541
	Duniec Brothers Ltd.	1,032	53,414
	E&M Computing Ltd.	1,464	3,647
	Elbit Systems Ltd.	1,167	236,598
#	Electra Consumer Products 1970 Ltd.	5,498	190,303
	Electra Ltd.	671	390,430
	Electra Real Estate Ltd.	4,747	58,284
*	Ellomay Capital Ltd.	413	7,702
	Energix-Renewable Energies Ltd.	18,849	65,805
*	Enlight Renewable Energy Ltd.	44,854	90,842
*	Equital Ltd.	11,501	354,652
*	Fattal Holdings 1998 Ltd.	1,071	108,783
	First International Bank of Israel Ltd.	14,894	643,143
	FMS Enterprises Migun Ltd.	1,064	35,267
	Formula Systems 1985 Ltd.	5,016	407,134
	Fox Wizel Ltd.	3,553	433,145
	Gav-Yam Lands Corp. Ltd.	17,476	148,217
*	Gilat Satellite Networks Ltd.	6,757	40,540
*	Hagag Group Real Estate Development	1,811	9,859
	Hamat Group Ltd.	3,663	30,413
	Harel Insurance Investments & Financial Services Ltd.	50,644	487,498
	Hilan Ltd.	4,774	249,982
*	Hiper Global Ltd.	1,464	6,446
	ICL Group Ltd.	77,014	694,481
	IDI Insurance Co. Ltd.	2,825	75,442
	IES Holdings Ltd.	512	35,799
	Ilex Medical Ltd.	1,583	40,103
	Infinya Ltd.	1,607	155,236
	Inrom Construction Industries Ltd.	18,124	73,973
	Isracard Ltd.	45,780	135,364
	Israel Canada T.R Ltd.	18,128	52,260

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Israel Discount Bank Ltd., Class A	177,467	$1,009,093
	Israel Land Development - Urban Renewal Ltd.	4,029	52,351
	Isras Investment Co. Ltd.	490	92,262
	Issta Lines Ltd.	793	21,804
*	Kamada Ltd.	4,981	22,659
	Kardan Real Estate Enterprise & Development Ltd.	14,765	14,396
	Kenon Holdings Ltd.	4,298	164,664
	Kerur Holdings Ltd.	1,856	40,151
	Klil Industries Ltd.	492	41,112
#	Lahav L.R. Real Estate Ltd.	7,178	8,002
	Levinstein Properties Ltd.	1,006	26,026
	M Yochananof & Sons Ltd.	1,555	91,544
	Magic Software Enterprises Ltd.	13,416	210,174
	Malam - Team Ltd.	2,662	60,506
	Matrix IT Ltd.	10,705	230,933
#	Maytronics Ltd.	10,226	110,262
	Mediterranean Towers Ltd.	17,620	50,843
	Mega Or Holdings Ltd.	4,762	138,456
*	Mehadrin Ltd.	232	9,360
*	Meitav Investment House Ltd.	8,052	28,196
	Melisron Ltd.	3,680	273,032
*	Menora Mivtachim Holdings Ltd.	12,951	263,904
	Meshulam Levinstein Contracting & Engineering Ltd.	268	24,940
	Migdal Insurance & Financial Holdings Ltd.	160,246	192,212
	Mivne Real Estate KD Ltd.	60,197	187,157
	Mivtach Shamir Holdings Ltd.	2,452	58,371
	Mizrahi Tefahot Bank Ltd.	25,946	980,783
*	Naphtha Israel Petroleum Corp. Ltd.	11,187	57,946
	Nawi Brothers Ltd.	5,014	36,287
*	Netanel Group Ltd.	1,534	4,555
#*	Neto Malinda Trading Ltd.	2,810	94,614
	Neto ME Holdings Ltd.	796	33,451
*	Nice Ltd.	193	36,375
#*	Nice Ltd., Sponsored ADR	305	57,916
*	Nova Ltd.	7,149	523,208
	Novolog Ltd.	74,680	61,684
	Oil Refineries Ltd.	830,008	309,107
	One Software Technologies Ltd.	11,900	164,737
*	OPC Energy Ltd.	3,937	48,411
	Palram Industries 1990 Ltd.	857	8,392
*	Partner Communications Co. Ltd.	84,067	633,716
*	Paz Oil Co. Ltd.	3,147	375,950
	Peninsula Group Ltd.	23,901	12,665
*	Perion Network Ltd.	4,398	100,884
	Phoenix Holdings Ltd.	49,872	540,220
	Plasson Industries Ltd.	1,820	88,712
	Prashkovsky Investments & Construction Ltd.	2,121	50,933
*	Priortech Ltd.	1,855	34,113
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,824	265,189
	Sano-Brunos Enterprises Ltd.	288	19,945
	Scope Metals Group Ltd.	3,658	164,150
	Shapir Engineering & Industry Ltd.	19,720	162,458
#*	Shikun & Binui Ltd.	33,923	134,659
	Shufersal Ltd.	36,792	251,162
*	Solegreen Ltd.	1,545	5,518
	Strauss Group Ltd.	8,755	219,029
	Summit Real Estate Holdings Ltd.	15,262	212,665
	Suny Cellular Communication Ltd.	31,041	15,544
	Tadiran Group Ltd.	1,079	146,207

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Tel Aviv Stock Exchange Ltd.	10,968	$64,636
	Telsys Ltd.	428	19,975
*	Tera Light Ltd.	12,951	21,535
#*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	115,342	1,028,851
	Tiv Taam Holdings 1 Ltd.	17,262	36,293
*	Tower Semiconductor Ltd.	29,264	1,251,329
*	Victory Supermarket Chain Ltd.	1,508	19,137
	YD More Investments Ltd.	9,388	26,872
	YH Dimri Construction & Development Ltd.	901	54,780

TOTAL ISRAEL			24,275,886

ITALY — (1.8%)
	A2A SpA	601,238	666,676
	ACEA SpA	30,050	378,645
	Amplifon SpA	35,979	893,861
Ω	Anima Holding SpA	103,681	321,117
	Aquafil SpA	4,743	25,811
	Arnoldo Mondadori Editore SpA	66,336	111,776
	Ascopiave SpA	20,805	49,222
	Assicurazioni Generali SpA	111,193	1,668,684
*	Autogrill SpA	30,538	190,885
	Autostrade Meridionali SpA	137	5,008
#	Avio SpA	4,330	48,353
	Azimut Holding SpA	45,235	728,377
	Banca Generali SpA	19,402	579,997
	Banca IFIS SpA	10,751	126,947
	Banca Mediolanum SpA	42,158	315,422
#*	Banca Monte dei Paschi di Siena SpA	5	9
	Banca Popolare di Sondrio SpA	183,166	657,027
	Banca Profilo SpA	46,449	8,860
Ω	Banca Sistema SpA	18,647	27,339
	Banco BPM SpA	643,041	1,945,531
	Banco di Desio e della Brianza SpA	16,694	46,512
	BasicNet SpA	5,690	27,683
	Be Shaping The Future SpA	35,768	121,592
	BF SpA	2,936	10,441
Ω	BFF Bank SpA	47,549	335,438
	Biesse SpA	2,426	29,219
	BPER Banca	354,637	656,184
	Brembo SpA	38,719	404,783
	Brunello Cucinelli SpA	11,657	675,708
	Buzzi Unicem SpA	24,375	404,550
	Cairo Communication SpA	27,066	43,993
Ω	Carel Industries SpA	7,059	153,750
	Cementir Holding NV	15,517	90,315
*	CIR SpA-Compagnie Industriali	185,367	78,261
	CNH Industrial NV	156,507	2,024,743
	Credito Emiliano SpA	35,737	211,886
*	d’Amico International Shipping SA	139,823	40,198
	Danieli & C Officine Meccaniche SpA	14,987	205,854
	Danieli & C Officine Meccaniche SpA	7,008	143,037
	Datalogic SpA	1,983	15,090
	Davide Campari-Milano NV	499	4,481
	De’ Longhi SpA	9,270	159,943
	DeA Capital SpA	39,122	41,533
	DiaSorin SpA	4,871	636,813
Ω	doValue SpA	16,541	95,268
	Elica SpA	3,965	10,534
	Emak SpA	23,116	24,693

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Enel SpA	446,230	$1,993,465
	Eni SpA	388,066	5,096,749
	ERG SpA	22,428	703,495
	Esprinet SpA	9,068	60,405
#*	Eurotech SpA	8,670	26,811
	Ferrari NV	9,208	1,815,289
	Fila SpA	1,454	9,913
#*	Fincantieri SpA	173,288	88,103
	FinecoBank Banca Fineco SpA	82,264	1,108,556
*	FNM SpA	63,935	29,066
*	Garofalo Health Care SpA	4,150	16,485
	Gefran SpA	1,857	15,582
	GPI SpA	722	9,196
	Gruppo MutuiOnline SpA	9,721	215,007
	Hera SpA	303,423	722,960
	IMMSI SpA	88,096	34,571
Ω	Infrastrutture Wireless Italiane SpA	39,588	349,410
	Interpump Group SpA	3,612	139,840
	Intesa Sanpaolo SpA	1,170,618	2,231,816
	Iren SpA	159,197	236,580
	Italgas SpA	133,957	690,178
	Italmobiliare SpA	5,062	129,401
*	Iveco Group NV	31,302	169,142
	IVS Group SA	7,546	28,564
#*	Juventus Football Club SpA	314,600	85,892
*	KME Group SpA	29,824	16,456
	Leonardo SpA	136,003	1,092,661
#	Maire Tecnimont SpA	50,309	156,099
	Mediobanca Banca di Credito Finanziario SpA	168,269	1,524,447
#	MFE-MediaForEurope NV, Class A	566,137	198,603
#	MFE-MediaForEurope NV, Class A	217,571	108,664
#	Moncler SpA	27,682	1,194,318
*	Newlat Food SpA	3,045	13,716
#*Ω	Nexi SpA	43,743	378,179
	Orsero SpA	2,438	34,895
Ω	OVS SpA	69,768	130,247
	Pharmanutra SpA	964	64,603
	Piaggio & C SpA	94,601	243,044
Ω	Pirelli & C SpA	122,285	461,266
Ω	Poste Italiane SpA	96,887	844,299
#	Prima Industrie SpA	1,946	47,465
	Prysmian SpA	29,394	956,719
Ω	RAI Way SpA	37,554	179,902
	Recordati Industria Chimica e Farmaceutica SpA	21,696	815,151
	Reply SpA	5,430	590,640
	Rizzoli Corriere Della Sera Mediagroup SpA	58,201	39,098
	Sabaf SpA	2,805	51,836
#	SAES Getters SpA	1,821	39,254
	SAES Getters SpA	2,046	30,961
*	Safilo Group SpA	32,565	45,958
#	Salvatore Ferragamo SpA	15,633	229,790
	Sanlorenzo SpA/Ameglia	1,609	51,613
*	Saras SpA	206,603	249,701
	Sesa SpA	2,079	225,148
#	SIT SpA	1,852	11,176
	Snam SpA	151,757	674,789
*	Sogefi SpA	29,462	23,994
	SOL SpA	12,728	228,954
*	Spaxs SpA	14,149	96,224

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Stellantis NV	476,957	$6,434,897
	Tamburi Investment Partners SpA	29,116	204,735
Ω	Technogym SpA	34,456	236,885
#*	Telecom Italia SpA	1,752,440	342,851
*	Telecom Italia SpA	1,355,110	259,030
*	Telecom Italia SpA, Sponsored ADR	8,643	16,767
	Tenaris SA	46,891	733,898
#	Tenaris SA, Sponsored ADR	17,885	561,947
	Terna - Rete Elettrica Nazionale	137,860	914,241
#	Tinexta SpA	5,438	109,476
*	TXT e-solutions SpA	1,853	22,454
	UniCredit SpA	271,509	3,367,055
#Ω	Unieuro SpA	5,944	64,151
	Unipol Gruppo SpA	170,742	734,846
	UnipolSai Assicurazioni SpA	160,496	361,882
#	Webuild SpA	76,708	104,383
	Zignago Vetro SpA	7,898	99,436

TOTAL ITALY			57,067,329

JAPAN — (14.1%)
	&Do Holdings Co. Ltd.	1,400	8,268
	77 Bank Ltd.	20,800	252,057
	A&D HOLON Holdings Co. Ltd.	11,800	72,627
	ABC-Mart, Inc.	2,100	93,603
*	Access Co. Ltd.	12,100	63,857
	Achilles Corp.	6,100	56,264
	Acom Co. Ltd.	105,100	229,607
#	AD Works Group Co. Ltd.	13,910	15,233
	Adastria Co. Ltd.	11,700	158,887
	ADEKA Corp.	37,900	566,621
	Ad-sol Nissin Corp.	1,600	16,411
	Advan Group Co. Ltd.	6,600	38,886
#	Advance Create Co. Ltd.	3,600	24,232
*	Advanced Media, Inc.	4,300	28,237
	Advantest Corp.	20,600	1,084,416
#	Adventure, Inc.	600	43,912
	Aeon Co. Ltd.	65,024	1,212,736
	Aeon Delight Co. Ltd.	9,500	189,884
	Aeon Fantasy Co. Ltd.	3,100	61,449
	AEON Financial Service Co. Ltd.	40,600	397,336
#	Aeon Hokkaido Corp.	8,200	64,790
	Aeon Mall Co. Ltd.	17,800	193,638
	Aeria, Inc.	8,000	23,527
	AFC-HD AMS Life Science Co. Ltd.	4,100	19,929
	AGC, Inc.	44,000	1,378,738
	Agro-Kanesho Co. Ltd.	1,800	16,381
	Ahresty Corp.	9,600	23,787
	Ai Holdings Corp.	6,600	97,696
	Aica Kogyo Co. Ltd.	9,300	199,881
	Aichi Corp.	12,600	66,902
	Aichi Financial Group, Inc.	15,989	204,305
	Aichi Steel Corp.	4,600	64,330
	Aichi Tokei Denki Co. Ltd.	3,600	31,434
	Aida Engineering Ltd.	21,800	126,656
	Aiful Corp.	103,400	281,616
	Ain Holdings, Inc.	6,700	281,466
	Ainavo Holdings Co. Ltd.	800	4,795
	Aiphone Co. Ltd.	4,500	60,556
	Air Water, Inc.	64,700	722,364

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Airport Facilities Co. Ltd.	10,500	$37,763
#*	Airtrip Corp.	4,300	71,705
	Aisan Industry Co. Ltd.	22,700	107,594
	Aisin Corp.	35,100	901,008
	AIT Corp.	1,900	19,242
	Aizawa Securities Group Co. Ltd.	12,600	55,120
	Ajinomoto Co., Inc.	32,900	904,856
	Ajis Co. Ltd.	2,100	28,138
	Akatsuki Corp.	4,600	9,811
	Akatsuki, Inc.	2,400	34,865
*	Akebono Brake Industry Co. Ltd.	43,900	51,349
	Akita Bank Ltd.	5,900	63,054
	Albis Co. Ltd.	2,900	44,923
	Alconix Corp.	11,500	105,780
	Alfresa Holdings Corp.	39,600	455,910
	Alinco, Inc.	8,800	58,622
	Alleanza Holdings Co. Ltd.	4,100	26,202
*	Allied Architects, Inc.	2,300	16,332
#	Alpen Co. Ltd.	7,200	97,853
	Alpha Corp.	3,000	19,035
	Alpha Systems, Inc.	600	17,318
*	AlphaPolis Co. Ltd.	900	13,803
	Alps Alpine Co. Ltd.	71,844	617,181
	Alps Logistics Co. Ltd.	1,900	14,009
#	Altech Corp.	6,710	90,530
	Amada Co. Ltd.	80,000	562,686
	Amano Corp.	16,400	280,643
	Amiyaki Tei Co. Ltd.	1,600	31,292
	Amuse, Inc.	2,100	25,473
	Amvis Holdings, Inc.	5,900	114,050
*	ANA Holdings, Inc.	11,700	227,433
#	Anabuki Kosan, Inc.	1,900	24,766
	Anest Iwata Corp.	8,600	51,582
#*	AnGes, Inc.	7,300	8,001
	Anicom Holdings, Inc.	12,400	49,543
	Anritsu Corp.	39,400	396,556
	AOI Electronics Co. Ltd.	2,000	25,887
	AOKI Holdings, Inc.	19,000	91,835
	Aoyama Trading Co. Ltd.	17,800	124,172
	Aoyama Zaisan Networks Co. Ltd.	5,700	35,201
#	Aozora Bank Ltd.	29,600	509,172
	Apaman Co. Ltd.	3,200	10,287
	Arakawa Chemical Industries Ltd.	6,700	42,617
	Arata Corp.	4,400	121,488
#	Arcland Service Holdings Co. Ltd.	4,000	58,635
	Arcs Co. Ltd.	19,100	254,589
#	Ardepro Co. Ltd.	4,620	12,995
	Arealink Co. Ltd.	5,300	67,249
	Argo Graphics, Inc.	3,400	88,549
	Arisawa Manufacturing Co. Ltd.	10,600	89,534
	ARTERIA Networks Corp.	7,500	60,560
	Artnature, Inc.	9,700	50,272
#*	Aruhi Corp.	12,900	121,190
	As One Corp.	2,500	106,606
	Asahi Broadcasting Group Holdings Corp.	4,500	18,758
	Asahi Co. Ltd.	6,500	56,505
	Asahi Diamond Industrial Co. Ltd.	23,700	118,383
	Asahi Group Holdings Ltd.	31,200	872,999
	Asahi Holdings, Inc.	36,200	461,670

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Asahi Intecc Co. Ltd.	17,100	$291,301
	Asahi Kasei Corp.	296,500	1,901,132
	Asahi Kogyosha Co. Ltd.	3,000	41,333
#	Asahi Net, Inc.	3,700	15,052
	ASAHI YUKIZAI Corp.	7,200	115,607
	Asanuma Corp.	6,000	110,384
	Ashimori Industry Co. Ltd.	1,900	13,227
	Asia Pile Holdings Corp.	14,000	47,488
	Asics Corp.	27,300	418,338
	ASKA Pharmaceutical Holdings Co. Ltd.	5,100	40,143
	ASKUL Corp.	9,400	98,171
	Astellas Pharma, Inc.	32,900	453,960
#	Astena Holdings Co. Ltd.	17,100	48,251
	Asteria Corp.	3,200	17,537
	Asti Corp.	1,300	17,887
*	Atrae, Inc.	2,700	27,831
	Aucnet, Inc.	4,000	60,124
	Autobacs Seven Co. Ltd.	21,000	199,744
	Aval Data Corp.	2,400	39,606
	Avant Group Corp.	7,100	70,428
#	Avantia Co. Ltd.	4,700	24,584
	Avex, Inc.	11,700	131,151
	Awa Bank Ltd.	25,900	325,584
	Axell Corp.	2,300	19,596
	Axial Retailing, Inc.	8,500	193,564
#*	Axxzia, Inc.	1,300	11,760
	Azbil Corp.	11,600	315,238
#	AZ-COM MARUWA Holdings, Inc.	17,600	167,228
*	Balmuda, Inc.	800	15,836
	Bandai Namco Holdings, Inc.	13,300	879,168
	Bando Chemical Industries Ltd.	14,200	100,906
	Bank of Iwate Ltd.	6,900	83,252
#	Bank of Kochi Ltd.	4,100	17,151
	Bank of Kyoto Ltd.	14,600	526,123
	Bank of Nagoya Ltd.	5,100	104,473
	Bank of Saga Ltd.	6,800	70,973
	Bank of the Ryukyus Ltd.	14,500	75,864
#	Bank of Toyama Ltd.	700	7,759
	Baroque Japan Ltd.	7,100	37,654
	Base Co. Ltd.	800	22,967
	BayCurrent Consulting, Inc.	21,000	589,201
	Beaglee, Inc.	1,100	10,191
	Beauty Garage, Inc.	500	9,037
*	Beenos, Inc.	2,100	38,166
	Belc Co. Ltd.	5,500	210,391
	Bell System24 Holdings, Inc.	17,200	159,773
	Belluna Co. Ltd.	24,700	119,034
	Benefit One, Inc.	15,300	211,662
	Benesse Holdings, Inc.	17,200	253,743
#*	Bengo4.com, Inc.	1,500	31,964
#	Bic Camera, Inc.	19,900	154,716
	BIPROGY, Inc.	25,300	546,515
#	B-Lot Co. Ltd.	2,200	8,201
	BML, Inc.	8,000	180,843
#	Bookoff Group Holdings Ltd.	3,100	23,767
	Bourbon Corp.	700	9,897
	BP Castrol KK	2,900	18,741
#	Br Holdings Corp.	10,200	23,794
*	BrainPad, Inc.	5,700	34,647

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Bridgestone Corp.	72,000	$2,603,984
	Broadleaf Co. Ltd.	32,400	118,699
#	Broadmedia Corp.	2,119	14,191
	Broccoli Co. Ltd.	1,400	10,684
	Brother Industries Ltd.	52,800	899,496
	Bull-Dog Sauce Co. Ltd.	3,500	39,505
	Bunka Shutter Co. Ltd.	24,700	177,597
	Business Brain Showa-Ota, Inc.	2,400	24,225
	BuySell Technologies Co. Ltd.	900	37,557
#	C Uyemura & Co. Ltd.	1,400	64,032
	CAC Holdings Corp.	3,100	31,347
	Calbee, Inc.	18,400	369,601
	Canare Electric Co. Ltd.	700	6,538
	Canon Electronics, Inc.	8,800	92,918
	Canon Marketing Japan, Inc.	14,100	297,538
	Canon, Inc., Sponsored ADR	1,500	31,815
	Canon, Inc.	44,900	951,767
	Capcom Co. Ltd.	24,100	670,340
	Career Design Center Co. Ltd.	1,100	10,491
	Careerlink Co. Ltd.	1,800	29,268
	Carenet, Inc.	3,500	32,074
	Carlit Holdings Co. Ltd.	8,400	38,816
	Carta Holdings, Inc.	1,900	21,768
	Casa, Inc.	2,200	12,519
	Casio Computer Co. Ltd.	33,300	289,435
	Cawachi Ltd.	7,300	101,032
#	CDS Co. Ltd.	1,800	21,987
	Celsys, Inc.	16,000	84,586
	Central Automotive Products Ltd.	3,900	58,836
	Central Glass Co. Ltd.	15,900	375,441
	Central Japan Railway Co.	5,500	636,771
	Central Security Patrols Co. Ltd.	2,100	36,200
	Central Sports Co. Ltd.	2,600	41,887
#	Ceres, Inc.	3,400	19,122
	Change, Inc.	1,700	22,708
	Charm Care Corp. KK	3,200	22,590
	Chiba Bank Ltd.	63,300	346,828
	Chiba Kogyo Bank Ltd.	17,300	33,493
	Chilled & Frozen Logistics Holdings Co. Ltd.	7,000	56,772
	Chino Corp.	3,100	35,724
	Chiyoda Co. Ltd.	7,300	36,011
*	Chiyoda Corp.	41,000	101,562
	Chiyoda Integre Co. Ltd.	5,600	86,267
	Chofu Seisakusho Co. Ltd.	9,200	125,640
	Chori Co. Ltd.	5,000	65,513
	Chubu Electric Power Co., Inc.	48,900	398,042
	Chubu Shiryo Co. Ltd.	10,900	74,231
	Chudenko Corp.	11,500	158,728
	Chuetsu Pulp & Paper Co. Ltd.	3,200	19,903
	Chugai Pharmaceutical Co. Ltd.	39,500	915,288
	Chugai Ro Co. Ltd.	2,300	24,189
	Chugin Financial Group, Inc.	56,500	340,581
#	Chugoku Electric Power Co., Inc.	37,300	174,996
	Chugoku Marine Paints Ltd.	12,500	76,765
	Chuo Spring Co. Ltd.	8,000	37,195
	CI Takiron Corp.	19,100	65,995
	Citizen Watch Co. Ltd.	101,600	426,690
	CKD Corp.	14,800	181,512
	CK-San-Etsu Co. Ltd.	1,500	41,363

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Cleanup Corp.	10,500	$42,927
	CMIC Holdings Co. Ltd.	4,000	45,182
	CMK Corp.	19,100	68,747
	Coca-Cola Bottlers Japan Holdings, Inc.	37,525	339,036
*	COLOPL, Inc.	2,500	11,775
#	Colowide Co. Ltd.	21,900	268,737
	Computer Engineering & Consulting Ltd.	8,400	88,064
	COMSYS Holdings Corp.	20,605	337,569
	Comture Corp.	7,800	126,907
	Concordia Financial Group Ltd.	247,117	754,008
	CONEXIO Corp.	10,700	81,895
*	COOKPAD, Inc.	2,900	4,030
	Core Corp.	1,800	17,889
	Corona Corp.	5,700	32,344
	Cosel Co. Ltd.	8,100	46,410
	Cosmo Energy Holdings Co. Ltd.	28,800	741,869
	Cosmos Initia Co. Ltd.	5,600	20,684
	Cosmos Pharmaceutical Corp.	4,600	444,888
	Cota Co. Ltd.	4,373	47,156
#	CRE, Inc.	4,700	42,995
	Create Medic Co. Ltd.	3,600	21,031
	Create Restaurants Holdings, Inc.	32,900	207,676
	Create SD Holdings Co. Ltd.	12,000	255,638
	Credit Saison Co. Ltd.	66,600	711,845
	Creek & River Co. Ltd.	4,300	59,040
	Cresco Ltd.	3,000	34,914
	CTI Engineering Co. Ltd.	4,900	96,232
	CTS Co. Ltd.	8,900	47,935
#	Cube System, Inc.	1,400	9,406
	Curves Holdings Co. Ltd.	15,100	87,758
	CyberAgent, Inc.	56,000	460,050
	Cyberlinks Co. Ltd.	2,300	20,401
	Cybernet Systems Co. Ltd.	1,500	10,555
	Cybozu, Inc.	9,200	117,540
	Dai Nippon Printing Co. Ltd.	28,800	576,885
	Dai Nippon Toryo Co. Ltd.	9,200	45,385
	Daicel Corp.	64,700	369,166
	Dai-Dan Co. Ltd.	5,800	82,734
	Daido Kogyo Co. Ltd.	4,700	22,316
	Daido Metal Co. Ltd.	19,800	68,179
	Daido Steel Co. Ltd.	10,500	272,234
	Daifuku Co. Ltd.	5,500	251,762
	Daihatsu Diesel Manufacturing Co. Ltd.	7,700	28,078
	Daihen Corp.	6,800	175,350
	Daiho Corp.	7,400	209,851
	Dai-Ichi Cutter Kogyo KK	5,000	40,736
	Daiichi Jitsugyo Co. Ltd.	3,600	94,537
	Daiichi Kensetsu Corp.	1,800	17,550
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,300	44,794
	Dai-ichi Life Holdings, Inc.	55,500	881,492
	Daiichi Sankyo Co. Ltd.	10,900	348,917
	Daiken Corp.	5,500	73,641
	Daiken Medical Co. Ltd.	4,500	13,922
	Daiki Aluminium Industry Co. Ltd.	18,800	161,878
	Daiki Axis Co. Ltd.	3,000	13,656
	Daikin Industries Ltd.	13,500	2,022,127
	Daikoku Denki Co. Ltd.	4,300	41,285
#	Daikokutenbussan Co. Ltd.	3,200	97,604
	Daikyonishikawa Corp.	19,900	80,240

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Dainichi Co. Ltd.	4,700	$20,537
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	5,100	60,337
	Daio Paper Corp.	32,500	239,784
	Daiseki Co. Ltd.	8,720	269,443
	Daiseki Eco. Solution Co. Ltd.	2,800	15,055
	Daishi Hokuetsu Financial Group, Inc.	20,850	368,235
	Daishinku Corp.	10,400	64,817
	Daisue Construction Co. Ltd.	3,800	29,562
	Daito Bank Ltd.	4,300	17,625
	Daito Pharmaceutical Co. Ltd.	7,350	126,418
	Daito Trust Construction Co. Ltd.	11,100	1,099,164
	Daitron Co. Ltd.	3,300	47,142
	Daiwa House Industry Co. Ltd.	102,600	2,067,116
	Daiwa Industries Ltd.	11,800	98,949
	Daiwa Securities Group, Inc.	183,100	714,396
	Daiwabo Holdings Co. Ltd.	43,000	554,844
#	DCM Holdings Co. Ltd.	49,200	383,352
	Dear Life Co. Ltd.	11,300	47,348
	DeNA Co. Ltd.	22,800	297,368
	Denka Co. Ltd.	36,500	845,561
#	Densan System Holdings Co. Ltd.	3,700	58,515
	Denso Corp.	17,500	868,278
	Dentsu Group, Inc.	58,700	1,825,767
	Denyo Co. Ltd.	6,100	59,786
	Dexerials Corp.	28,700	668,447
	DIC Corp.	38,800	651,466
	Digital Arts, Inc.	3,900	163,894
	Digital Garage, Inc.	10,600	253,814
	Digital Hearts Holdings Co. Ltd.	4,100	56,205
	Digital Holdings, Inc.	5,700	44,008
	Digital Information Technologies Corp.	3,100	36,461
	Dip Corp.	10,400	291,166
	Direct Marketing MiX, Inc.	6,200	70,058
	Disco Corp.	2,600	621,869
	DKK Co. Ltd.	3,400	54,802
#	DKK-Toa Corp.	1,900	10,946
	DKS Co. Ltd.	4,500	56,126
	DMG Mori Co. Ltd.	43,000	497,623
	Doshisha Co. Ltd.	6,800	69,119
	Double Standard, Inc.	2,600	45,833
	Doutor Nichires Holdings Co. Ltd.	14,300	159,533
	Dowa Holdings Co. Ltd.	21,395	679,335
	Drecom Co. Ltd.	4,400	22,657
	DTS Corp.	11,000	261,521
	Duskin Co. Ltd.	9,800	187,920
	DyDo Group Holdings, Inc.	3,200	97,645
	Eagle Industry Co. Ltd.	12,100	89,743
	Earth Corp.	4,400	152,300
	East Japan Railway Co.	10,800	575,482
	Ebara Corp.	25,600	831,798
	Ebara Foods Industry, Inc.	2,300	49,857
	Ebara Jitsugyo Co. Ltd.	3,800	55,613
	Ebase Co. Ltd.	6,400	23,670
	Eco’s Co. Ltd.	4,900	59,973
	EDION Corp.	34,400	273,039
	EF-ON, Inc.	9,860	42,455
	eGuarantee, Inc.	8,600	138,901
*	E-Guardian, Inc.	3,400	69,472
	Ehime Bank Ltd.	14,600	83,992

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Eidai Co. Ltd.	11,700	$16,987
	Eiken Chemical Co. Ltd.	8,400	103,752
	Eisai Co. Ltd.	5,100	307,546
	Eizo Corp.	7,000	170,286
#	EJ Holdings, Inc.	1,100	9,625
	Elan Corp.	9,500	72,960
	Elecom Co. Ltd.	13,000	120,430
	Electric Power Development Co. Ltd.	18,000	250,338
	Elematec Corp.	8,800	91,726
	EM Systems Co. Ltd.	7,400	48,955
	en Japan, Inc.	12,000	208,451
	Endo Lighting Corp.	5,800	29,337
	ENEOS Holdings, Inc.	995,200	3,282,822
#	Enigmo, Inc.	6,600	24,358
#	Enjin Co. Ltd.	1,200	16,467
	Enomoto Co. Ltd.	2,000	24,028
	Enplas Corp.	2,500	68,307
#	Ensuiko Sugar Refining Co. Ltd.	9,000	11,857
	Entrust, Inc.	2,100	9,082
	eRex Co. Ltd.	9,500	160,772
#	ES-Con Japan Ltd.	10,700	58,313
	Eslead Corp.	3,700	46,768
	ESPEC Corp.	4,400	56,424
	Exedy Corp.	13,000	152,405
	EXEO Group, Inc.	22,145	324,459
	Ezaki Glico Co. Ltd.	14,200	319,471
	F&M Co. Ltd.	1,700	24,966
	Faith, Inc.	4,000	15,378
	FALCO HOLDINGS Co. Ltd.	2,100	24,973
	Fancl Corp.	9,200	174,295
	FANUC Corp.	2,700	353,299
	Fast Fitness Japan, Inc.	1,300	12,650
	Fast Retailing Co. Ltd.	4,000	2,228,565
	FCC Co. Ltd.	12,300	119,592
*	FDK Corp.	3,899	23,588
	Feed One Co. Ltd.	10,780	48,684
	Fenwal Controls of Japan Ltd.	700	6,592
	Ferrotec Holdings Corp.	21,600	366,015
	Fibergate, Inc.	1,000	6,138
	FIDEA Holdings Co. Ltd.	9,420	82,011
	Financial Products Group Co. Ltd.	21,600	168,798
	FINDEX, Inc.	5,100	21,163
	First Bank of Toyama Ltd.	19,500	53,927
#	First Brothers Co. Ltd.	3,900	22,661
#	First Juken Co. Ltd.	4,100	28,685
	First-corp, Inc.	1,100	5,312
	Fixstars Corp.	6,900	52,141
	FJ Next Holdings Co. Ltd.	7,900	52,710
	Food & Life Cos. Ltd.	31,200	524,816
	Forum Engineering, Inc.	1,200	7,422
#	Forval Corp.	1,400	8,839
	Foster Electric Co. Ltd.	9,500	49,646
	FP Corp.	19,200	456,777
	France Bed Holdings Co. Ltd.	7,200	45,017
	Freebit Co. Ltd.	6,000	44,389
	Freund Corp.	4,300	20,284
#	F-Tech, Inc.	6,700	23,417
	FTGroup Co. Ltd.	6,700	38,031
	Fudo Tetra Corp.	8,250	81,933

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fuji Co. Ltd.	8,000	$98,937
	Fuji Corp.	19,300	254,840
#	Fuji Corp.	7,200	61,380
	Fuji Corp. Ltd.	11,800	49,347
	Fuji Die Co. Ltd.	2,300	8,838
	Fuji Electric Co. Ltd.	16,900	653,438
	Fuji Kyuko Co. Ltd.	6,400	197,901
	Fuji Media Holdings, Inc.	17,500	121,714
	Fuji Oil Co. Ltd.	17,700	36,096
	Fuji Oil Holdings, Inc.	16,600	261,345
	Fuji Pharma Co. Ltd.	5,100	36,722
	Fuji Seal International, Inc.	18,400	215,554
	Fuji Soft, Inc.	6,100	331,854
	Fujibo Holdings, Inc.	4,500	101,895
	Fujicco Co. Ltd.	6,000	76,727
	FUJIFILM Holdings Corp.	12,500	571,873
	Fujikura Composites, Inc.	8,600	46,765
	Fujikura Kasei Co. Ltd.	10,400	27,318
	Fujikura Ltd.	119,300	706,373
	Fujimi, Inc.	600	25,051
	Fujimori Kogyo Co. Ltd.	7,400	154,575
	Fujisash Co. Ltd.	35,600	16,281
	Fujishoji Co. Ltd.	3,200	18,758
	Fujitsu General Ltd.	9,400	214,527
	Fujitsu Ltd.	21,600	2,485,264
	Fujiya Co. Ltd.	2,700	46,373
	FuKoKu Co. Ltd.	6,200	43,062
	Fukuda Corp.	2,600	84,738
	Fukuda Denshi Co. Ltd.	2,000	104,408
	Fukui Bank Ltd.	9,300	85,016
	Fukui Computer Holdings, Inc.	3,200	74,710
	Fukuoka Financial Group, Inc.	43,832	745,828
	Fukushima Galilei Co. Ltd.	5,100	140,252
	Fukuyama Transporting Co. Ltd.	10,200	222,549
	FULLCAST Holdings Co. Ltd.	6,400	128,011
	Fumakilla Ltd.	1,200	8,628
	Funai Soken Holdings, Inc.	12,170	216,934
	Furukawa Battery Co. Ltd.	2,100	14,830
	Furukawa Co. Ltd.	13,300	116,618
	Furukawa Electric Co. Ltd.	27,800	428,894
	Furuno Electric Co. Ltd.	10,200	73,560
	Furuya Metal Co. Ltd.	1,200	64,368
	Furyu Corp.	8,200	64,419
	Fuso Chemical Co. Ltd.	8,900	201,031
	Fuso Pharmaceutical Industries Ltd.	2,900	40,204
	Futaba Corp.	16,300	65,955
	Futaba Industrial Co. Ltd.	29,000	72,790
	Future Corp.	14,600	163,848
	Fuyo General Lease Co. Ltd.	12,000	666,915
	G-7 Holdings, Inc.	13,300	127,341
	Gakken Holdings Co. Ltd.	11,000	72,535
	Gakkyusha Co. Ltd.	3,000	33,308
#	Gakujo Co. Ltd.	1,300	12,570
	Gecoss Corp.	7,000	37,554
	Genki Sushi Co. Ltd.	2,000	41,671
	Genky DrugStores Co. Ltd.	4,200	106,925
	Geo Holdings Corp.	9,800	128,220
	Gift Holdings, Inc.	1,100	25,583
	Giken Ltd.	200	4,309

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	GL Sciences, Inc.	1,700	$25,249
	GLOBERIDE, Inc.	12,000	187,560
	Glory Ltd.	16,100	248,240
	Glosel Co. Ltd.	7,000	19,557
#	GMO Financial Gate, Inc.	300	27,995
	GMO Financial Holdings, Inc.	13,300	51,084
	GMO GlobalSign Holdings KK	1,300	40,410
	GMO internet group, Inc.	17,000	293,095
	GMO Payment Gateway, Inc.	5,800	417,054
	GMO Pepabo, Inc.	500	6,761
	Godo Steel Ltd.	4,200	48,247
	Goldcrest Co. Ltd.	8,900	104,457
	Goldwin, Inc.	5,200	271,562
	Golf Digest Online, Inc.	6,700	65,504
#	Good Com Asset Co. Ltd.	5,600	26,364
	Grandy House Corp.	4,200	15,635
	gremz, Inc.	1,900	21,972
	GS Yuasa Corp.	23,216	353,443
#	GSI Creos Corp.	3,600	34,788
	G-Tekt Corp.	11,700	104,585
	Gun-Ei Chemical Industry Co. Ltd.	1,900	30,683
	GungHo Online Entertainment, Inc.	15,740	232,655
	Gunma Bank Ltd.	120,400	328,387
	Gunze Ltd.	6,400	164,396
	H.U. Group Holdings, Inc.	29,400	547,275
	H2O Retailing Corp.	36,900	310,529
#	HABA Laboratories, Inc.	900	14,926
	Hachijuni Bank Ltd.	129,200	412,039
#	Hagihara Industries, Inc.	4,900	33,609
	Hagiwara Electric Holdings Co. Ltd.	2,500	37,944
	Hakudo Co. Ltd.	3,200	52,959
	Hakuhodo DY Holdings, Inc.	72,600	611,709
	Hakuto Co. Ltd.	4,900	126,227
#	Halows Co. Ltd.	3,100	62,267
	Hamakyorex Co. Ltd.	9,700	216,672
	Hamamatsu Photonics KK	10,100	456,937
#	Hamee Corp.	1,400	8,020
	Handsman Co. Ltd.	800	4,549
	Hankyu Hanshin Holdings, Inc.	28,400	843,501
	Hanwa Co. Ltd.	15,800	382,106
	Happinet Corp.	7,100	97,667
	Hard Off Corp. Co. Ltd.	4,500	38,343
	Harima Chemicals Group, Inc.	6,100	33,871
#	Harmonic Drive Systems, Inc.	3,500	116,822
	Haseko Corp.	133,700	1,376,872
	Hashimoto Sogyo Holdings Co. Ltd.	1,400	9,263
	Hazama Ando Corp.	86,900	503,640
	Heiwa Corp.	22,700	366,223
	Heiwa Real Estate Co. Ltd.	9,800	271,741
	Heiwado Co. Ltd.	14,000	177,167
#*	Hennge KK	1,400	9,877
	Hibiya Engineering Ltd.	7,600	97,272
	Hikari Tsushin, Inc.	1,600	193,271
#	HI-LEX Corp.	7,200	51,203
*	Hino Motors Ltd.	77,300	321,242
	Hioki EE Corp.	2,400	114,559
	Hirakawa Hewtech Corp.	4,000	29,154
	Hirano Tecseed Co. Ltd.	4,100	48,277
#	Hirata Corp.	2,100	61,432

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hirogin Holdings, Inc.	82,300	$339,524
	Hirose Electric Co. Ltd.	1,755	227,661
	Hirose Tusyo, Inc.	1,900	31,054
	Hiroshima Gas Co. Ltd.	9,300	21,564
	Hisaka Works Ltd.	6,800	38,623
	Hisamitsu Pharmaceutical Co., Inc.	8,400	207,242
	Hitachi Construction Machinery Co. Ltd.	21,200	414,757
	Hitachi Ltd.	119,200	5,408,558
	Hitachi Transport System Ltd.	7,800	466,799
	Hitachi Zosen Corp.	74,700	430,646
	Hito Communications Holdings, Inc.	2,200	24,618
	Hochiki Corp.	5,600	53,670
	Hodogaya Chemical Co. Ltd.	3,100	59,641
	Hogy Medical Co. Ltd.	3,000	66,537
	Hokkaido Coca-Cola Bottling Co. Ltd.	700	19,511
	Hokkaido Electric Power Co., Inc.	49,500	150,627
	Hokkaido Gas Co. Ltd.	4,700	53,804
	Hokkan Holdings Ltd.	5,200	45,673
	Hokko Chemical Industry Co. Ltd.	8,500	54,123
	Hokkoku Financial Holdings, Inc.	8,100	247,325
	Hokuetsu Corp.	50,400	261,448
	Hokuetsu Industries Co. Ltd.	8,800	66,225
	Hokuhoku Financial Group, Inc.	90,500	543,702
	Hokuriku Electric Industry Co. Ltd.	3,300	23,343
	Hokuriku Electric Power Co.	35,200	117,855
	Hokuriku Electrical Construction Co. Ltd.	6,000	27,360
	Hokuto Corp.	6,400	82,609
	Honda Motor Co. Ltd., Sponsored ADR	4,900	111,818
	Honda Motor Co. Ltd.	109,700	2,501,431
	H-One Co. Ltd.	10,500	42,381
	Honeys Holdings Co. Ltd.	6,900	55,967
	Hoosiers Holdings Co. Ltd.	16,300	85,725
	Horiba Ltd.	9,700	397,967
	Hoshizaki Corp.	4,400	126,060
	Hosiden Corp.	22,400	236,272
	Hosokawa Micron Corp.	6,800	123,387
	Hotland Co. Ltd.	2,600	24,528
	House Foods Group, Inc.	12,700	237,520
	Howa Machinery Ltd.	5,400	31,226
	Hoya Corp.	26,300	2,444,883
	HPC Systems, Inc.	700	9,573
	HS Holdings Co. Ltd.	9,600	69,104
	Hulic Co. Ltd.	77,995	566,583
	Hyakugo Bank Ltd.	81,100	179,521
	Hyakujushi Bank Ltd.	9,100	102,021
	Ibiden Co. Ltd.	23,600	795,493
	IBJ, Inc.	7,100	45,497
	Ichigo, Inc.	119,300	268,490
#	Ichiken Co. Ltd.	3,100	37,429
	Ichikoh Industries Ltd.	17,800	50,821
	Ichimasa Kamaboko Co. Ltd.	3,500	17,317
	Ichinen Holdings Co. Ltd.	12,700	108,745
	Ichiyoshi Securities Co. Ltd.	11,900	48,195
	Icom, Inc.	3,300	55,477
	ID Holdings Corp.	5,550	33,824
	Idec Corp.	13,400	287,012
	Idemitsu Kosan Co. Ltd.	67,083	1,467,791
	IDOM, Inc.	37,000	185,227
	Ihara Science Corp.	3,500	52,875

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	IHI Corp.	48,600	$1,083,975
	Iida Group Holdings Co. Ltd.	22,300	309,644
	Iino Kaiun Kaisha Ltd.	36,600	182,147
	IJTT Co. Ltd.	9,300	31,639
	I’ll, Inc.	2,100	26,132
#	Imagica Group, Inc.	7,200	42,827
#	Imasen Electric Industrial	1,400	5,187
	i-mobile Co. Ltd.	2,400	19,159
	Imuraya Group Co. Ltd.	1,300	19,128
	Inaba Denki Sangyo Co. Ltd.	10,000	186,668
#	Inaba Seisakusho Co. Ltd.	4,800	44,329
	Inabata & Co. Ltd.	19,800	327,124
	Inageya Co. Ltd.	900	6,816
*	I-NE Co. Ltd.	1,400	40,559
	Ines Corp.	5,600	56,970
#	I-Net Corp.	7,310	65,678
	Infocom Corp.	13,200	189,464
	Infomart Corp.	37,000	119,696
	Information Services International-Dentsu Ltd.	4,900	149,865
	INFRONEER Holdings, Inc.	63,420	439,647
	Innotech Corp.	6,300	53,161
	Inpex Corp.	177,300	1,789,382
	Insource Co. Ltd.	7,500	151,444
	Intage Holdings, Inc.	15,600	171,637
	Intelligent Wave, Inc.	4,800	26,789
	Inter Action Corp.	2,800	26,780
	Internet Initiative Japan, Inc.	26,000	408,107
	Inui Global Logistics Co. Ltd.	1,800	22,970
	I-PEX, Inc.	4,900	42,147
	IPS, Inc.	600	12,161
	IR Japan Holdings Ltd.	2,900	42,402
	Iriso Electronics Co. Ltd.	5,200	150,654
	I’rom Group Co. Ltd.	2,200	38,177
	Ise Chemicals Corp.	600	21,076
	Iseki & Co. Ltd.	7,400	61,140
	Isetan Mitsukoshi Holdings Ltd.	86,800	770,969
	Ishihara Chemical Co. Ltd.	4,000	33,392
	Ishihara Sangyo Kaisha Ltd.	15,600	107,442
	Ishizuka Glass Co. Ltd.	600	5,908
	Isuzu Motors Ltd.	96,000	1,128,927
	Itfor, Inc.	5,500	28,345
	ITmedia, Inc.	2,600	30,061
#	Ito En Ltd.	10,300	362,769
	ITOCHU Corp.	143,900	3,719,029
	Itochu Enex Co. Ltd.	26,700	183,740
	Itochu Techno-Solutions Corp.	13,200	306,025
	Itochu-Shokuhin Co. Ltd.	2,500	82,020
	Itoham Yonekyu Holdings, Inc.	61,800	276,358
	Itoki Corp.	20,600	58,773
	IwaiCosmo Holdings, Inc.	7,900	66,890
	Iwasaki Electric Co. Ltd.	3,500	61,492
	Iwatani Corp.	18,500	681,196
	Iwatsu Electric Co. Ltd.	4,300	21,736
	Iwatsuka Confectionery Co. Ltd.	1,600	43,242
	Iyogin Holdings, Inc.	90,300	423,669
	Izumi Co. Ltd.	13,300	268,302
	J Front Retailing Co. Ltd.	61,700	498,723
#	J Trust Co. Ltd.	25,100	110,222
	JAC Recruitment Co. Ltd.	4,600	78,264

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Jaccs Co. Ltd.	9,900	$240,066
	JAFCO Group Co. Ltd.	40,200	616,800
	JANOME Corp.	7,000	29,816
*	Japan Airlines Co. Ltd.	9,400	175,574
*	Japan Airport Terminal Co. Ltd.	1,800	77,042
	Japan Aviation Electronics Industry Ltd.	30,900	480,924
#	Japan Best Rescue System Co. Ltd.	3,800	20,389
	Japan Cash Machine Co. Ltd.	8,500	39,711
*	Japan Communications, Inc.	42,200	63,482
	Japan Electronic Materials Corp.	4,000	38,801
	Japan Elevator Service Holdings Co. Ltd.	17,600	207,600
	Japan Exchange Group, Inc.	61,100	802,963
#	Japan Foundation Engineering Co. Ltd.	9,800	27,534
*	Japan Hospice Holdings, Inc.	700	9,767
	Japan Investment Adviser Co. Ltd.	3,000	28,106
	Japan Lifeline Co. Ltd.	16,500	111,265
	Japan Material Co. Ltd.	21,000	276,478
	Japan Medical Dynamic Marketing, Inc.	7,100	56,491
	Japan Oil Transportation Co. Ltd.	1,100	16,136
	Japan Petroleum Exploration Co. Ltd.	8,000	207,863
	Japan Post Bank Co., Ltd.	18,200	121,269
	Japan Post Holdings Co. Ltd.	103,800	698,011
	Japan Post Insurance Co. Ltd.	17,700	262,016
	Japan Property Management Center Co. Ltd.	4,600	31,419
	Japan Pulp & Paper Co. Ltd.	4,400	135,765
	Japan Securities Finance Co. Ltd.	29,000	173,717
	Japan Steel Works Ltd.	4,774	98,576
	Japan System Techniques Co. Ltd.	2,600	26,262
	Japan Tobacco, Inc.	143,600	2,404,931
	Japan Transcity Corp.	14,800	49,246
	Japan Wool Textile Co. Ltd.	18,700	125,363
	Jastec Co. Ltd.	2,800	24,216
	JBCC Holdings, Inc.	6,700	87,349
	JCR Pharmaceuticals Co. Ltd.	14,100	209,561
	JCU Corp.	10,500	198,570
	Jeol Ltd.	6,300	230,537
	JFE Holdings, Inc.	156,000	1,429,134
	JGC Holdings Corp.	56,000	673,543
*	JIG-SAW, Inc.	1,500	44,311
#	Jimoto Holdings, Inc.	9,110	25,221
	JINS Holdings, Inc.	4,400	132,316
	JINUSHI Co. Ltd.	7,300	100,595
	JK Holdings Co. Ltd.	6,500	47,603
	J-Lease Co. Ltd.	2,000	35,056
	JM Holdings Co. Ltd.	5,400	61,538
	JMDC, Inc.	4,100	145,199
	JMS Co. Ltd.	7,600	26,979
#*	Joban Kosan Co. Ltd.	2,900	22,716
	J-Oil Mills, Inc.	7,400	78,712
	Joshin Denki Co. Ltd.	5,700	73,371
	Joyful Honda Co. Ltd.	3,600	43,881
	JP-Holdings, Inc.	21,100	42,372
	JSB Co. Ltd.	700	18,129
	JSP Corp.	4,700	45,938
	JSR Corp.	11,900	226,112
	J-Stream, Inc.	1,900	7,685
	JTEKT Corp.	63,100	445,475
#	Juki Corp.	8,500	41,716
	Juroku Financial Group, Inc.	10,200	171,379

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Justsystems Corp.	8,100	$170,364
	JVCKenwood Corp.	99,600	144,599
	K&O Energy Group, Inc.	5,900	82,208
	Kadokawa Corp.	9,800	175,463
	Kadoya Sesame Mills, Inc.	500	11,750
	Kaga Electronics Co. Ltd.	5,600	165,966
	Kagome Co. Ltd.	6,100	121,920
	Kajima Corp.	95,600	899,900
	Kakaku.com, Inc.	22,400	378,851
	Kaken Pharmaceutical Co. Ltd.	9,400	240,595
	Kakiyasu Honten Co. Ltd.	3,800	56,786
	Kamakura Shinsho Ltd.	6,200	33,370
	Kameda Seika Co. Ltd.	1,900	58,710
	Kamei Corp.	9,400	69,961
	Kamigumi Co. Ltd.	23,700	450,695
	Kanaden Corp.	6,900	49,840
#	Kanagawa Chuo Kotsu Co. Ltd.	2,100	46,869
	Kanamic Network Co. Ltd.	5,700	23,779
#	Kanamoto Co. Ltd.	16,300	235,307
	Kandenko Co. Ltd.	40,400	227,086
	Kaneka Corp.	16,700	414,114
	Kaneko Seeds Co. Ltd.	3,900	38,265
	Kanematsu Corp.	34,500	341,353
	Kanematsu Electronics Ltd.	6,100	181,214
	Kansai Electric Power Co., Inc.	53,500	405,277
#	Kansai Paint Co. Ltd.	11,800	153,980
	Kanto Denka Kogyo Co. Ltd.	27,400	174,783
	Kao Corp.	37,100	1,385,757
*	Kaonavi, Inc.	700	12,022
	Katakura Industries Co. Ltd.	8,000	109,457
	Katitas Co. Ltd.	16,100	360,280
	Kato Sangyo Co. Ltd.	5,700	133,223
	Kato Works Co. Ltd.	5,200	24,891
	Kawada Technologies, Inc.	1,900	46,276
	Kawagishi Bridge Works Co. Ltd.	600	10,979
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,600	46,201
	Kawasaki Heavy Industries Ltd.	60,500	1,028,948
#	Kawasaki Kisen Kaisha Ltd.	11,622	176,227
	KDDI Corp.	165,200	4,882,811
	KeePer Technical Laboratory Co. Ltd.	4,700	129,610
	Keihan Holdings Co. Ltd.	12,700	326,730
	Keihanshin Building Co. Ltd.	7,700	68,383
	Keihin Co. Ltd.	1,500	13,990
	Keikyu Corp.	30,900	317,193
	Keio Corp.	7,600	266,460
	Keisei Electric Railway Co. Ltd.	11,219	297,776
	KEIWA, Inc.	1,200	29,220
	Keiyo Bank Ltd.	41,000	144,014
	Keiyo Co. Ltd.	8,300	50,569
	KEL Corp.	1,800	19,552
	Kenko Mayonnaise Co. Ltd.	4,700	53,050
	Kewpie Corp.	33,900	535,190
	Keyence Corp.	7,200	2,714,868
	KFC Holdings Japan Ltd.	5,600	104,809
	KFC Ltd.	1,500	15,308
	KH Neochem Co. Ltd.	8,300	141,668
	Kikkoman Corp.	11,000	596,090
	Kimoto Co. Ltd.	17,300	27,196
#	Kimura Chemical Plants Co. Ltd.	5,900	28,684

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kinden Corp.	34,500	$351,050
	King Co. Ltd.	4,000	11,934
	King Jim Co. Ltd.	4,200	25,809
	Kinki Sharyo Co. Ltd.	1,800	11,414
*	Kintetsu Department Store Co. Ltd.	1,800	30,434
	Kintetsu Group Holdings Co. Ltd.	11,300	381,882
	Kirin Holdings Co. Ltd.	10,400	152,879
	Kissei Pharmaceutical Co. Ltd.	11,300	199,607
	Ki-Star Real Estate Co. Ltd.	4,300	133,319
	Kitagawa Corp.	4,300	36,359
	Kita-Nippon Bank Ltd.	3,600	45,532
	Kitano Construction Corp.	1,600	25,919
	Kitanotatsujin Corp.	16,200	31,404
	Kitz Corp.	25,100	148,801
	Kiyo Bank Ltd.	22,500	216,675
	Koa Corp.	12,400	178,590
	Koatsu Gas Kogyo Co. Ltd.	12,700	53,804
	Kobayashi Pharmaceutical Co. Ltd.	1,600	84,907
#	Kobe Bussan Co. Ltd.	17,000	368,740
*	Kobe Electric Railway Co. Ltd.	1,600	34,878
	Kobe Steel Ltd.	121,300	497,438
	Koei Tecmo Holdings Co. Ltd.	7,320	110,451
	Kohnan Shoji Co. Ltd.	12,300	257,538
	Kohsoku Corp.	3,200	34,034
	Koito Manufacturing Co. Ltd.	19,400	275,419
	Kojima Co. Ltd.	14,600	60,446
	Kokuyo Co. Ltd.	34,100	422,959
	KOMAIHALTEC, Inc.	900	9,448
	Komatsu Ltd.	106,700	2,090,273
	Komatsu Matere Co. Ltd.	8,200	44,916
	Komatsu Wall Industry Co. Ltd.	3,000	36,861
	KOMEDA Holdings Co. Ltd.	14,000	233,819
	Komehyo Holdings Co. Ltd.	3,700	81,386
	Komeri Co. Ltd.	14,500	252,966
	Komori Corp.	17,600	95,805
#	Konaka Co. Ltd.	13,400	30,032
	Konami Group Corp.	11,200	490,911
	Kondotec, Inc.	7,700	52,246
	Konica Minolta, Inc.	137,000	417,433
	Konishi Co. Ltd.	13,800	161,205
	Konoike Transport Co. Ltd.	10,300	108,394
	Konoshima Chemical Co. Ltd.	3,900	30,571
	Kosaido Holdings Co. Ltd.	5,100	52,052
	Kose Corp.	600	59,892
	Kotobuki Spirits Co. Ltd.	3,700	189,677
	Kotobukiya Co. Ltd.	200	11,428
	Kozo Keikaku Engineering, Inc.	500	9,552
#	KPP Group Holdings Co. Ltd.	6,000	32,755
	Krosaki Harima Corp.	3,300	102,479
	KRS Corp.	5,400	38,198
	K’s Holdings Corp.	57,600	451,377
	KU Holdings Co. Ltd.	2,700	21,517
	Kubota Corp., Sponsored ADR	425	29,699
	Kubota Corp.	41,400	577,513
	Kumagai Gumi Co. Ltd.	15,300	258,651
	Kumiai Chemical Industry Co. Ltd.	29,763	195,606
	Kunimine Industries Co. Ltd.	2,500	12,051
	Kurabo Industries Ltd.	6,000	83,966
	Kuraray Co. Ltd.	130,500	897,387

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kureha Corp.	7,000	$449,467
	Kurimoto Ltd.	3,400	37,129
	Kurita Water Industries Ltd.	15,600	571,038
	Kuriyama Holdings Corp.	5,600	36,066
	Kuroda Precision Industries Ltd.	1,200	14,125
#	Kusuri no Aoki Holdings Co. Ltd.	4,700	226,554
	KYB Corp.	8,300	181,570
	Kyocera Corp.	16,851	816,034
#	Kyoden Co. Ltd.	10,500	38,540
	Kyodo Printing Co. Ltd.	2,700	45,810
	Kyoei Steel Ltd.	9,300	82,118
#	Kyokuto Boeki Kaisha Ltd.	6,000	52,000
	Kyokuto Kaihatsu Kogyo Co. Ltd.	13,200	122,660
	Kyokuto Securities Co. Ltd.	9,100	38,177
	Kyokuyo Co. Ltd.	3,700	89,888
	KYORIN Holdings, Inc.	14,200	175,710
	KYORITSU Co. Ltd.	16,700	12,907
	Kyoritsu Maintenance Co. Ltd.	1,800	74,153
	Kyosan Electric Manufacturing Co. Ltd.	19,800	53,354
	Kyowa Electronic Instruments Co. Ltd.	9,800	21,865
	Kyowa Kirin Co. Ltd.	6,400	150,731
	Kyowa Leather Cloth Co. Ltd.	5,900	20,157
	Kyudenko Corp.	13,300	282,098
	Kyushu Electric Power Co., Inc.	59,800	296,074
	Kyushu Financial Group, Inc.	142,199	359,568
	Kyushu Railway Co.	18,800	393,178
	LA Holdings Co. Ltd.	1,300	29,110
	LAC Co. Ltd.	4,500	23,687
	Lacto Japan Co. Ltd.	2,400	34,392
#*	Laox Holdings Co. Ltd.	9,000	14,648
	Lasertec Corp.	8,900	1,250,547
	Lawson, Inc.	11,100	354,612
#	LEC, Inc.	10,800	63,823
#*	Leopalace21 Corp.	58,000	110,364
	Life Corp.	3,900	58,129
*	LIFULL Co. Ltd.	28,000	30,986
	LIKE, Inc.	1,200	16,894
	Linical Co. Ltd.	2,800	13,931
#	Link & Motivation, Inc.	11,200	67,614
	Lintec Corp.	17,400	261,063
	Lion Corp.	45,000	454,801
#	LITALICO, Inc.	6,000	126,796
	Lixil Corp.	53,900	814,174
	Look Holdings, Inc.	2,300	31,669
*	M&A Capital Partners Co. Ltd.	5,000	127,223
	M3, Inc.	27,200	810,565
	Mabuchi Motor Co. Ltd.	8,500	230,643
*	Macbee Planet, Inc.	300	17,392
	Macnica Holdings, Inc.	20,299	406,002
	Macromill, Inc.	12,100	90,189
	Maeda Kosen Co. Ltd.	10,800	219,362
	Maezawa Industries, Inc.	2,800	11,370
	Maezawa Kasei Industries Co. Ltd.	5,600	50,331
	Maezawa Kyuso Industries Co. Ltd.	6,800	41,911
	Makino Milling Machine Co. Ltd.	10,500	324,435
	Makita Corp.	24,700	451,356
#	Management Solutions Co. Ltd.	2,600	51,250
	Mandom Corp.	10,100	102,181
	Mani, Inc.	7,600	110,714

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	MarkLines Co. Ltd.	3,600	$61,935
	Mars Group Holdings Corp.	5,800	71,095
	Marubeni Corp.	189,800	1,661,493
	Marubun Corp.	6,700	38,788
	Marudai Food Co. Ltd.	9,000	84,853
	Marufuji Sheet Piling Co. Ltd.	400	5,167
	Maruha Nichiro Corp.	21,700	334,609
	Marui Group Co. Ltd.	16,800	274,854
	Maruichi Steel Tube Ltd.	8,000	151,005
	MARUKA FURUSATO Corp.	7,553	187,661
	Marumae Co. Ltd.	2,200	26,334
	Marusan Securities Co. Ltd.	17,700	49,374
	Maruwa Co. Ltd.	2,900	340,726
	Maruyama Manufacturing Co., Inc.	900	8,619
	Maruzen CHI Holdings Co. Ltd.	8,400	18,129
	Maruzen Showa Unyu Co. Ltd.	4,800	97,958
	Marvelous, Inc.	5,900	26,768
#	Matching Service Japan Co. Ltd.	2,600	14,228
	Matsuda Sangyo Co. Ltd.	6,500	96,969
#	Matsui Construction Co. Ltd.	6,600	25,017
#	Matsui Securities Co. Ltd.	32,400	172,542
	MatsukiyoCocokara & Co.	7,480	272,337
	Max Co. Ltd.	8,500	121,140
	Maxell Ltd.	21,900	181,681
	Maxvalu Tokai Co. Ltd.	2,400	45,252
	Mazda Motor Corp.	66,600	448,415
	McDonald’s Holdings Co. Japan Ltd.	6,200	215,247
	MCJ Co. Ltd.	34,200	215,985
	Mebuki Financial Group, Inc.	242,290	471,177
	MEC Co. Ltd.	3,000	47,951
	Media Do Co. Ltd.	2,600	37,045
	Medical Data Vision Co. Ltd.	6,400	47,603
	Medical System Network Co. Ltd.	15,500	41,943
	Medikit Co. Ltd.	600	9,758
	Medipal Holdings Corp.	41,300	512,039
	Medius Holdings Co. Ltd.	1,200	5,858
#*	MedPeer, Inc.	4,200	43,165
	Megachips Corp.	6,600	112,974
	Megmilk Snow Brand Co. Ltd.	18,300	199,293
	Meidensha Corp.	20,800	276,729
	Meiho Facility Works Ltd.	3,300	14,938
	Meiji Electric Industries Co. Ltd.	1,000	7,008
	MEIJI Holdings Co. Ltd.	22,300	917,625
#	Meiji Shipping Co. Ltd.	6,900	35,688
	Meiko Electronics Co. Ltd.	8,000	141,821
	Meisei Industrial Co. Ltd.	17,000	80,616
	Meitec Corp.	24,900	419,410
#	Meito Sangyo Co. Ltd.	3,300	35,367
*	Meiwa Corp.	11,400	56,019
	Meiwa Estate Co. Ltd.	3,900	16,009
	Melco Holdings, Inc.	1,800	37,814
#	Members Co. Ltd.	2,000	36,689
	Menicon Co. Ltd.	19,900	339,772
*	Mercari, Inc.	3,900	64,744
	Mercuria Holdings Co. Ltd.	4,100	16,583
	METAWATER Co. Ltd.	3,400	43,511
	Micronics Japan Co. Ltd.	7,800	72,109
	Midac Holdings Co. Ltd.	2,700	67,093
	Mie Kotsu Group Holdings, Inc.	23,400	80,942

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Mikuni Corp.	11,100	$23,554
	Milbon Co. Ltd.	6,500	268,019
	MIMAKI ENGINEERING Co. Ltd.	4,800	23,710
	Mimasu Semiconductor Industry Co. Ltd.	9,500	146,910
	Minebea Mitsumi, Inc.	65,461	967,411
	Ministop Co. Ltd.	5,900	56,039
#	Minkabu The Infonoid, Inc.	300	4,279
	Mirai Industry Co. Ltd.	800	8,110
#	Miraial Co. Ltd.	2,200	23,428
	Mirait One Corp.	35,000	336,337
	Mirarth Holdings, Inc.	56,100	150,814
	Miroku Jyoho Service Co. Ltd.	5,900	59,228
	MISUMI Group, Inc.	38,900	828,548
	Mitani Corp.	7,600	75,611
	Mitani Sangyo Co. Ltd.	9,700	19,576
	Mitani Sekisan Co. Ltd.	1,400	35,993
	Mito Securities Co. Ltd.	24,400	37,718
	Mitsuba Corp.	13,600	35,905
	Mitsubishi Chemical Group Corp.	412,800	1,864,762
	Mitsubishi Corp.	76,800	2,080,426
	Mitsubishi Electric Corp.	95,900	843,786
	Mitsubishi Estate Co. Ltd.	53,900	677,808
	Mitsubishi Gas Chemical Co., Inc.	42,200	536,244
	Mitsubishi HC Capital, Inc.	299,200	1,283,884
	Mitsubishi Heavy Industries Ltd.	24,000	826,657
	Mitsubishi Kakoki Kaisha Ltd.	3,200	46,088
	Mitsubishi Logisnext Co. Ltd.	16,000	82,457
	Mitsubishi Logistics Corp.	13,600	298,430
	Mitsubishi Materials Corp.	29,000	379,044
*	Mitsubishi Motors Corp.	121,100	407,954
	Mitsubishi Pencil Co. Ltd.	3,700	36,012
	Mitsubishi Research Institute, Inc.	3,500	122,246
	Mitsubishi Shokuhin Co. Ltd.	7,500	151,810
#	Mitsubishi Steel Manufacturing Co. Ltd.	5,400	33,138
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	44,064	207,541
	Mitsubishi UFJ Financial Group, Inc.	682,400	3,223,555
	Mitsuboshi Belting Ltd.	9,800	208,468
	Mitsui & Co. Ltd., Sponsored ADR	336	148,267
	Mitsui & Co. Ltd.	83,400	1,845,573
	Mitsui Chemicals, Inc.	56,810	1,051,492
	Mitsui DM Sugar Holdings Co. Ltd.	6,200	79,207
*	Mitsui E&S Holdings Co. Ltd.	10,700	30,020
	Mitsui Fudosan Co. Ltd.	46,400	888,484
#	Mitsui High-Tec, Inc.	5,900	304,985
#	Mitsui Matsushima Holdings Co. Ltd.	5,300	85,425
	Mitsui Mining & Smelting Co. Ltd.	34,500	696,816
#	Mitsui OSK Lines Ltd.	47,300	936,312
	Mitsui-Soko Holdings Co. Ltd.	13,400	279,340
	Mitsuuroko Group Holdings Co. Ltd.	14,700	101,196
	Miura Co. Ltd.	9,300	189,398
	Mixi, Inc.	16,200	253,968
	Miyaji Engineering Group, Inc.	2,100	46,305
	Miyazaki Bank Ltd.	7,100	106,463
	Miyoshi Oil & Fat Co. Ltd.	3,800	25,340
	Mizuho Financial Group, Inc.	134,500	1,454,680
	Mizuho Leasing Co. Ltd.	16,800	366,045
	Mizuho Medy Co. Ltd.	800	16,829
	Mizuno Corp.	7,100	121,551
*	Mobile Factory, Inc.	900	6,172

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mochida Pharmaceutical Co. Ltd.	3,700	$85,202
	Molitec Steel Co. Ltd.	5,800	12,752
	Monex Group, Inc.	77,300	268,526
	Money Partners Group Co. Ltd.	8,500	15,646
	Monogatari Corp.	2,000	91,629
	MonotaRO Co. Ltd.	40,800	619,338
	MORESCO Corp.	3,400	23,507
	Morinaga & Co. Ltd.	9,000	225,110
	Morinaga Milk Industry Co. Ltd.	22,200	629,821
	Morita Holdings Corp.	11,900	102,055
	Morito Co. Ltd.	9,000	45,477
	Morningstar Japan KK	8,800	27,449
	Morozoff Ltd.	1,800	44,564
#	Mortgage Service Japan Ltd.	2,400	13,543
	Mory Industries, Inc.	1,600	28,672
	MrMax Holdings Ltd.	10,500	48,272
	MS&AD Insurance Group Holdings, Inc.	25,700	680,567
	MTI Ltd.	4,400	15,036
	Mugen Estate Co. Ltd.	6,100	19,271
	m-up Holdings, Inc.	8,900	93,937
	Murakami Corp.	400	6,068
	Murata Manufacturing Co. Ltd.	39,572	1,873,315
	Musashi Seimitsu Industry Co. Ltd.	32,000	369,319
	Musashino Bank Ltd.	11,800	136,266
#	Mutoh Holdings Co. Ltd.	900	10,944
	Nabtesco Corp.	20,300	431,180
#	NAC Co. Ltd.	3,600	22,511
	Nachi-Fujikoshi Corp.	10,000	261,967
	Nafco Co. Ltd.	5,700	60,460
	Nagano Bank Ltd.	4,300	33,879
	Nagano Keiki Co. Ltd.	7,000	51,091
	Nagase & Co. Ltd.	40,800	555,872
	Nagatanien Holdings Co. Ltd.	6,000	80,776
	Nagawa Co. Ltd.	1,400	69,874
	Nagoya Railroad Co. Ltd.	26,200	401,358
	Naigai Trans Line Ltd.	2,200	30,439
	Nakabayashi Co. Ltd.	9,300	33,148
	Nakamoto Packs Co. Ltd.	1,400	14,004
*	Nakamura Choukou Co. Ltd.	2,100	8,307
	Nakamuraya Co. Ltd.	1,900	39,866
	Nakanishi, Inc.	13,100	239,023
	Nakano Corp.	6,400	13,066
#	Nakayama Steel Works Ltd.	10,100	43,224
	Nakayamafuku Co. Ltd.	6,200	12,969
	Nakayo, Inc.	1,200	8,568
*	Namura Shipbuilding Co. Ltd.	18,000	66,057
	Nankai Electric Railway Co. Ltd.	17,600	356,036
	Nanto Bank Ltd.	9,900	141,861
	Narasaki Sangyo Co. Ltd.	1,400	15,927
	Natori Co. Ltd.	2,500	34,722
	NEC Capital Solutions Ltd.	5,300	76,027
	NEC Corp.	50,400	1,668,285
	NEC Networks & System Integration Corp.	9,900	106,089
	NET One Systems Co. Ltd.	24,100	494,982
	Neturen Co. Ltd.	15,200	68,303
	New Art Holdings Co. Ltd.	1,500	15,235
	New Japan Chemical Co. Ltd.	16,100	29,461
	Nexon Co. Ltd.	4,900	81,998
	Nextage Co. Ltd.	13,300	256,351

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	NexTone, Inc.	1,400	$41,227
	NGK Insulators Ltd.	37,200	433,977
	NGK Spark Plug Co. Ltd.	54,100	987,003
	NH Foods Ltd.	21,700	517,143
	NHK Spring Co. Ltd.	70,863	392,588
	Nicca Chemical Co. Ltd.	2,100	12,392
	Nice Corp.	2,400	21,574
#	Nichia Steel Works Ltd.	12,900	19,529
	Nichias Corp.	23,800	367,188
	Nichiban Co. Ltd.	4,000	45,685
	Nichicon Corp.	14,600	137,442
	Nichiden Corp.	6,000	70,929
	Nichiha Corp.	9,600	181,790
	Nichirei Corp.	32,500	505,454
	Nichireki Co. Ltd.	10,800	94,789
	Nichirin Co. Ltd.	4,500	51,012
	Nidec Corp.	16,500	907,236
	Nifco, Inc.	30,200	701,378
	Nihon Chouzai Co. Ltd.	4,700	41,735
#	Nihon Dempa Kogyo Co. Ltd.	5,500	60,306
	Nihon Dengi Co. Ltd.	1,400	27,138
	Nihon Denkei Co. Ltd.	3,900	37,369
	Nihon Flush Co. Ltd.	3,800	24,723
#	Nihon House Holdings Co. Ltd.	24,600	69,091
	Nihon Kagaku Sangyo Co. Ltd.	5,600	38,080
	Nihon Kohden Corp.	18,400	412,015
	Nihon M&A Center Holdings, Inc.	58,900	664,616
	Nihon Nohyaku Co. Ltd.	16,300	100,666
	Nihon Parkerizing Co. Ltd.	31,200	202,822
	Nihon Plast Co. Ltd.	7,600	21,761
	Nihon Tokushu Toryo Co. Ltd.	5,000	28,626
	Nihon Trim Co. Ltd.	600	9,430
#*	Nihon Yamamura Glass Co. Ltd.	3,600	14,008
	Nikkiso Co. Ltd.	21,900	145,939
	Nikko Co. Ltd.	10,500	43,119
	Nikkon Holdings Co. Ltd.	23,000	359,300
	Nikon Corp.	61,500	594,775
	Nintendo Co. Ltd.	66,200	2,687,660
	Nippi, Inc.	1,000	23,224
	Nippn Corp.	17,300	182,099
	Nippon Air Conditioning Services Co. Ltd.	6,100	29,833
	Nippon Aqua Co. Ltd.	2,800	13,817
	Nippon Beet Sugar Manufacturing Co. Ltd.	4,800	52,936
	Nippon Carbide Industries Co., Inc.	3,800	32,740
	Nippon Carbon Co. Ltd.	2,900	82,092
	Nippon Chemical Industrial Co. Ltd.	3,000	37,759
*	Nippon Chemi-Con Corp.	8,100	101,873
	Nippon Coke & Engineering Co. Ltd.	76,400	41,574
	Nippon Computer Dynamics Co. Ltd.	1,800	8,391
	Nippon Concept Corp.	3,900	45,349
	Nippon Concrete Industries Co. Ltd.	16,800	27,213
	Nippon Denko Co. Ltd.	55,800	127,313
	Nippon Densetsu Kogyo Co. Ltd.	13,300	148,802
	Nippon Dry-Chemical Co. Ltd.	2,800	26,660
	Nippon Electric Glass Co. Ltd.	31,400	543,709
	Nippon Express Holdings, Inc.	26,100	1,311,471
	Nippon Filcon Co. Ltd.	6,000	18,285
	Nippon Fine Chemical Co. Ltd.	4,300	60,320
	Nippon Gas Co. Ltd.	53,600	778,647

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Hume Corp.	9,000	$37,130
	Nippon Kayaku Co. Ltd.	40,900	324,873
#	Nippon Kodoshi Corp.	3,100	43,812
	Nippon Koei Co. Ltd.	5,000	111,860
	Nippon Light Metal Holdings Co. Ltd.	35,540	346,355
	Nippon Paint Holdings Co. Ltd.	8,500	54,171
	Nippon Paper Industries Co. Ltd.	45,700	266,049
#	Nippon Parking Development Co. Ltd.	60,600	105,197
	Nippon Pillar Packing Co. Ltd.	7,600	124,510
	Nippon Piston Ring Co. Ltd.	2,400	18,950
	Nippon Rietec Co. Ltd.	900	4,546
	Nippon Road Co. Ltd.	1,400	57,620
	Nippon Sanso Holdings Corp.	24,400	388,483
	Nippon Seiki Co. Ltd.	18,900	96,068
	Nippon Seisen Co. Ltd.	700	19,601
	Nippon Sharyo Ltd.	4,800	63,925
*	Nippon Sheet Glass Co. Ltd.	23,800	88,765
	Nippon Shinyaku Co. Ltd.	7,900	437,393
	Nippon Shokubai Co. Ltd.	9,000	322,837
	Nippon Signal Company Ltd.	14,900	100,995
	Nippon Soda Co. Ltd.	9,000	268,495
	Nippon Steel Corp.	108,499	1,488,446
	Nippon Steel Trading Corp.	6,400	220,205
	Nippon Suisan Kaisha Ltd.	161,400	574,934
	Nippon Telegraph & Telephone Corp.	56,600	1,561,067
	Nippon Thompson Co. Ltd.	24,600	87,738
	Nippon Tungsten Co. Ltd.	800	12,928
	Nippon Yakin Kogyo Co. Ltd.	7,790	148,088
#	Nippon Yusen KK	63,300	1,146,645
	Nipro Corp.	67,100	505,818
	Nishikawa Rubber Co. Ltd.	1,700	13,521
	Nishimatsu Construction Co. Ltd.	15,100	367,638
	Nishimatsuya Chain Co. Ltd.	9,500	87,090
	Nishimoto Co. Ltd.	2,300	64,392
	Nishi-Nippon Financial Holdings, Inc.	61,800	315,192
	Nishi-Nippon Railroad Co. Ltd.	13,200	258,901
	Nishio Rent All Co. Ltd.	12,200	245,297
	Nissan Chemical Corp.	17,300	778,766
	Nissan Motor Co. Ltd.	188,900	602,082
	Nissan Shatai Co. Ltd.	23,200	133,580
	Nissan Tokyo Sales Holdings Co. Ltd.	10,900	20,434
	Nissei ASB Machine Co. Ltd.	2,900	72,325
	Nissei Plastic Industrial Co. Ltd.	5,600	36,072
	Nissha Co. Ltd.	15,200	178,955
	Nisshin Group Holdings Co. Ltd.	14,000	40,494
	Nisshin Oillio Group Ltd.	11,500	246,569
	Nisshin Seifun Group, Inc.	34,600	373,874
	Nisshinbo Holdings, Inc.	46,448	321,967
	Nissin Corp.	5,200	67,289
	Nissin Electric Co. Ltd.	17,100	158,724
	Nissin Foods Holdings Co. Ltd.	2,800	181,241
	Nissin Sugar Co. Ltd.	5,700	65,161
	Nisso Corp.	3,700	14,025
	Nitori Holdings Co. Ltd.	8,900	806,491
	Nitta Corp.	6,400	124,184
	Nitta Gelatin, Inc.	5,000	32,579
	NITTAN Corp.	12,900	23,084
	Nittetsu Mining Co. Ltd.	5,200	103,455
	Nitto Boseki Co. Ltd.	5,100	75,592

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nitto Denko Corp.	20,600	$1,085,326
	Nitto Fuji Flour Milling Co. Ltd.	1,000	29,378
	Nitto Kogyo Corp.	8,000	132,402
	Nitto Kohki Co. Ltd.	4,300	45,573
	Nitto Seiko Co. Ltd.	9,400	32,650
	Nittoc Construction Co. Ltd.	10,600	62,426
	Nittoku Co. Ltd.	1,400	23,832
	NJS Co. Ltd.	2,700	37,633
	Noda Corp.	5,100	42,472
	Noevir Holdings Co. Ltd.	5,300	195,920
	NOF Corp.	14,200	488,429
	Nohmi Bosai Ltd.	5,500	59,329
	Nojima Corp.	33,000	274,835
	NOK Corp.	28,500	233,136
	Nomura Co. Ltd.	3,500	25,565
	Nomura Holdings, Inc.	262,500	849,439
#	Nomura Holdings, Inc., Sponsored ADR	29,499	96,167
	Nomura Real Estate Holdings, Inc.	23,500	531,189
	Nomura Research Institute Ltd.	17,309	383,052
	Noritake Co. Ltd.	4,200	116,595
	Noritsu Koki Co. Ltd.	9,100	163,822
	Noritz Corp.	12,400	127,280
	North Pacific Bank Ltd.	109,900	174,571
	Nozawa Corp.	2,600	12,271
	NS Solutions Corp.	4,400	101,130
	NS Tool Co. Ltd.	5,600	43,427
	NS United Kaiun Kaisha Ltd.	5,100	126,930
	NSD Co. Ltd.	15,740	268,974
	NSK Ltd.	85,300	450,830
	NSW, Inc.	3,100	44,290
	NTN Corp.	151,100	268,977
	NTT Data Corp.	46,800	677,844
	Oat Agrio Co. Ltd.	4,000	46,503
#	Obara Group, Inc.	4,800	111,308
	Obayashi Corp.	111,100	713,114
	OBIC Business Consultants Co. Ltd.	1,900	54,615
	Obic Co. Ltd.	2,400	360,151
	Odakyu Electric Railway Co. Ltd.	19,799	235,370
	Oenon Holdings, Inc.	16,000	30,437
	Ogaki Kyoritsu Bank Ltd.	26,900	317,562
#	Ohara, Inc.	2,000	16,279
#	Ohashi Technica, Inc.	4,000	38,657
	Ohba Co. Ltd.	4,600	21,106
	Ohki Healthcare Holdings Co. Ltd.	1,200	5,758
	Ohsho Food Service Corp.	3,200	136,442
	Oiles Corp.	8,600	86,416
#*	Oisix ra daichi, Inc.	7,200	81,222
	Oita Bank Ltd.	5,900	71,551
	Oji Holdings Corp.	212,300	735,986
	Okabe Co. Ltd.	14,700	69,499
	Okada Aiyon Corp.	800	7,726
	Okamoto Industries, Inc.	3,600	89,782
	Okamoto Machine Tool Works Ltd.	1,900	60,360
	Okamura Corp.	24,200	222,766
	Okasan Securities Group, Inc.	66,400	157,940
	Oki Electric Industry Co. Ltd.	39,700	196,809
	Okinawa Cellular Telephone Co.	9,400	177,759
	Okinawa Electric Power Co., Inc.	11,007	76,387
	Okinawa Financial Group, Inc.	8,300	114,949

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	OKUMA Corp.	8,099	$271,112
	Okumura Corp.	10,100	190,989
	Okura Industrial Co. Ltd.	3,400	42,833
	Okuwa Co. Ltd.	12,000	74,198
	Olympus Corp.	87,500	1,844,893
	Omron Corp.	8,200	382,434
	Ono Pharmaceutical Co. Ltd.	28,100	661,293
*	ONO Sokki Co. Ltd.	3,300	8,294
	Onoken Co. Ltd.	6,700	64,797
	Onward Holdings Co. Ltd.	44,600	92,940
	Open House Group Co. Ltd.	16,900	601,123
	Optex Group Co. Ltd.	6,800	93,614
*	Optim Corp.	4,400	26,689
	Optorun Co. Ltd.	3,600	51,119
	Oracle Corp.	3,500	186,450
	Orchestra Holdings, Inc.	1,300	21,824
	Organo Corp.	8,800	151,831
	Oricon, Inc.	3,200	20,810
	Orient Corp.	20,440	165,561
	Oriental Land Co. Ltd.	1,300	174,106
	Oriental Shiraishi Corp.	55,500	99,979
	Origin Co. Ltd.	3,100	27,045
	ORIX Corp.	136,700	2,007,807
	Oro Co. Ltd.	1,500	16,893
	Osaka Gas Co. Ltd.	29,500	436,827
	Osaka Organic Chemical Industry Ltd.	5,000	66,809
	Osaka Soda Co. Ltd.	4,400	106,937
	Osaka Steel Co. Ltd.	6,000	42,950
	Osaki Electric Co. Ltd.	17,000	59,611
	OSG Corp.	29,800	378,855
	Otsuka Corp.	13,200	415,696
	Otsuka Holdings Co. Ltd.	17,500	560,954
	OUG Holdings, Inc.	1,200	18,868
	Outsourcing, Inc.	40,600	316,279
#	Oval Corp.	3,700	11,282
*	Oxide Corp.	800	32,825
	Oyo Corp.	7,500	113,863
#	Ozu Corp.	2,400	23,760
	Pacific Industrial Co. Ltd.	20,900	147,209
	Pacific Metals Co. Ltd.	7,000	86,455
	Pack Corp.	3,200	50,600
	PAL GROUP Holdings Co. Ltd.	7,300	104,239
	PALTAC Corp.	5,200	147,710
	Pan Pacific International Holdings Corp.	49,700	815,613
	Panasonic Holdings Corp.	306,300	2,181,656
	Paraca, Inc.	2,700	34,595
	Paramount Bed Holdings Co. Ltd.	9,400	167,337
	Paris Miki Holdings, Inc.	10,400	18,165
*	Park24 Co. Ltd.	26,700	355,856
	Pasco Corp.	1,600	13,854
	Pasona Group, Inc.	12,400	170,569
	PC Depot Corp.	9,900	18,572
#	PCA Corp.	3,100	23,774
	PCI Holdings, Inc.	2,000	13,949
	Pegasus Sewing Machine Manufacturing Co. Ltd.	6,000	34,936
	Penta-Ocean Construction Co. Ltd.	127,900	636,072
	People Dreams & Technologies Group Co. Ltd.	3,400	61,821
*	PeptiDream, Inc.	23,900	261,474
	Persol Holdings Co. Ltd.	24,500	490,547

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Pharma Foods International Co. Ltd.	5,100	$45,085
*	PIA Corp.	2,300	51,401
	Pickles Holdings Co. Ltd.	4,300	29,812
	Pigeon Corp.	26,900	352,365
	Pilot Corp.	10,200	396,569
	Piolax, Inc.	11,800	146,726
	Plenus Co. Ltd.	3,200	56,686
	Pola Orbis Holdings, Inc.	6,800	75,107
	Pole To Win Holdings, Inc.	12,000	76,349
	Premium Group Co. Ltd.	11,600	137,488
#	Press Kogyo Co. Ltd.	37,100	103,754
	Pressance Corp.	9,200	94,377
	Prestige International, Inc.	29,600	142,971
	Prima Meat Packers Ltd.	17,000	224,963
	Procrea Holdings, Inc.	12,201	171,864
	Pronexus, Inc.	4,200	27,058
	Pro-Ship, Inc.	1,600	16,333
	Proto Corp.	6,400	50,130
	PS Mitsubishi Construction Co. Ltd.	16,400	67,921
	Punch Industry Co. Ltd.	8,700	23,498
	QB Net Holdings Co. Ltd.	2,300	20,317
	Qol Holdings Co. Ltd.	14,200	117,146
	Quick Co. Ltd.	4,000	51,992
#	Raccoon Holdings, Inc.	3,100	25,665
	Raito Kogyo Co. Ltd.	17,700	241,455
	Raiznext Corp.	13,300	111,400
	Rakus Co. Ltd.	21,100	234,345
#	Rakuten Group, Inc.	65,800	293,755
*	RaQualia Pharma, Inc.	4,600	35,440
	Rasa Corp.	4,400	29,544
	Rasa Industries Ltd.	4,400	65,131
#	Raysum Co. Ltd.	3,500	37,883
	Recruit Holdings Co. Ltd.	88,300	2,717,094
	Relia, Inc.	11,000	73,817
	Relo Group, Inc.	27,800	391,823
*	Renesas Electronics Corp.	152,200	1,273,267
	Rengo Co. Ltd.	78,900	438,338
*	RENOVA, Inc.	5,400	118,516
	Resona Holdings, Inc.	296,750	1,118,435
	Resorttrust, Inc.	19,400	298,595
	Restar Holdings Corp.	7,300	103,532
	Retail Partners Co. Ltd.	8,300	68,380
	Rheon Automatic Machinery Co. Ltd.	6,000	46,968
	Rhythm Co. Ltd.	2,400	26,656
	Riberesute Corp.	4,400	23,577
	Ricoh Co. Ltd.	84,800	621,396
	Ricoh Leasing Co. Ltd.	6,700	163,596
	Ride On Express Holdings Co. Ltd.	2,800	19,418
*	Right On Co. Ltd.	6,500	26,677
#	Riken Corp.	3,700	56,390
	Riken Keiki Co. Ltd.	2,900	79,737
	Riken Technos Corp.	18,200	63,098
	Riken Vitamin Co. Ltd.	4,400	55,764
	Rinnai Corp.	5,400	367,553
	Rion Co. Ltd.	1,800	24,656
	Riso Kagaku Corp.	2,800	44,476
	Riso Kyoiku Co. Ltd.	38,100	78,822
#	Rock Field Co. Ltd.	5,600	54,365
	Rohm Co. Ltd.	9,000	632,381

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Rohto Pharmaceutical Co. Ltd.	20,900	$650,158
	Rokko Butter Co. Ltd.	5,300	50,138
	Roland Corp.	3,900	110,666
	Roland DG Corp.	3,900	83,596
	Rorze Corp.	4,300	216,081
	Round One Corp.	53,500	227,638
	Ryobi Ltd.	11,900	105,502
	Ryoden Corp.	6,400	71,414
	Ryohin Keikaku Co. Ltd.	81,700	768,799
	Ryosan Co. Ltd.	7,600	134,399
	S Foods, Inc.	6,900	126,299
	S&B Foods, Inc.	2,700	66,830
	Sac’s Bar Holdings, Inc.	8,500	40,273
	Sagami Rubber Industries Co. Ltd.	3,000	15,267
	Saibu Gas Holdings Co. Ltd.	5,400	62,615
	Sakai Chemical Industry Co. Ltd.	5,400	71,353
	Sakai Heavy Industries Ltd.	1,400	28,131
	Sakai Moving Service Co. Ltd.	4,200	132,756
	Sakata INX Corp.	18,500	132,389
#	Sakura Internet, Inc.	5,400	19,215
	Sala Corp.	25,600	135,776
	SAMTY Co. Ltd.	7,300	115,371
	San Holdings, Inc.	4,000	44,633
	San ju San Financial Group, Inc.	7,790	76,217
	San-A Co. Ltd.	4,900	142,915
	San-Ai Obbli Co. Ltd.	26,600	219,708
	Sanei Architecture Planning Co. Ltd.	4,100	42,707
	Sangetsu Corp.	12,000	127,063
	San-In Godo Bank Ltd.	53,800	256,211
	Sanken Electric Co. Ltd.	10,600	363,095
	Sanki Engineering Co. Ltd.	18,200	197,013
	Sanko Gosei Ltd.	6,000	18,805
	Sanko Metal Industrial Co. Ltd.	1,400	27,154
	Sankyo Co. Ltd.	8,900	293,894
	Sankyo Frontier Co. Ltd.	1,000	23,462
	Sankyo Seiko Co. Ltd.	14,100	44,695
	Sankyo Tateyama, Inc.	9,400	34,338
	Sankyu, Inc.	20,300	605,279
	Sanoh Industrial Co. Ltd.	12,800	58,375
	Sansei Landic Co. Ltd.	4,200	23,793
	Sansei Technologies, Inc.	2,300	11,755
	Sansha Electric Manufacturing Co. Ltd.	4,500	27,331
	Sanshin Electronics Co. Ltd.	2,900	37,556
	Santen Pharmaceutical Co. Ltd.	85,500	585,076
	Sanwa Holdings Corp.	54,300	467,746
	Sanyo Chemical Industries Ltd.	5,400	152,940
	Sanyo Denki Co. Ltd.	4,000	146,418
	Sanyo Electric Railway Co. Ltd.	4,200	63,896
	Sanyo Engineering & Construction, Inc.	2,400	10,064
*	Sanyo Shokai Ltd.	4,800	37,928
	Sanyo Special Steel Co. Ltd.	8,500	109,063
	Sanyo Trading Co. Ltd.	12,000	83,720
	Sapporo Holdings Ltd.	29,400	648,470
#	Sata Construction Co. Ltd.	4,100	11,156
	Sato Holdings Corp.	13,300	164,072
	Sato Shoji Corp.	5,200	40,321
#	Satori Electric Co. Ltd.	4,900	43,147
	Sawai Group Holdings Co. Ltd.	12,200	352,155
	Saxa Holdings, Inc.	2,800	23,474

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	SB Technology Corp.	4,400	$64,010
	SBI Holdings, Inc.	32,300	583,469
	SBS Holdings, Inc.	5,900	114,878
#	Scala, Inc.	6,600	32,948
	SCREEN Holdings Co. Ltd.	9,100	499,471
	Scroll Corp.	13,800	64,001
	SCSK Corp.	17,700	261,136
	Secom Co. Ltd.	7,400	421,582
#	Seed Co. Ltd.	8,100	27,053
	Sega Sammy Holdings, Inc.	7,500	95,935
	Seibu Holdings, Inc.	27,400	245,264
	Seika Corp.	3,700	40,692
	Seikagaku Corp.	14,400	87,815
	Seikitokyu Kogyo Co. Ltd.	17,800	97,985
	Seiko Epson Corp.	76,400	1,037,218
	Seiko Group Corp.	11,400	241,465
	Seiko PMC Corp.	5,800	20,353
	Seikoh Giken Co. Ltd.	800	8,468
	Seino Holdings Co. Ltd.	35,500	272,775
	Seiren Co. Ltd.	8,000	125,305
	Sekisui Chemical Co. Ltd.	57,500	718,061
	Sekisui House Ltd.	67,300	1,117,368
	Sekisui Jushi Corp.	9,000	103,054
	Sekisui Kasei Co. Ltd.	9,100	23,684
	SEMITEC Corp.	400	25,068
	Senko Group Holdings Co. Ltd.	58,000	387,434
#	Senshu Electric Co. Ltd.	7,000	126,823
	Senshu Ikeda Holdings, Inc.	89,900	128,841
	Senshukai Co. Ltd.	11,500	30,836
	SERAKU Co. Ltd.	2,200	17,782
	Seria Co. Ltd.	15,500	253,216
	Seven & I Holdings Co. Ltd.	83,600	3,120,651
	Seven Bank Ltd.	202,100	364,547
	SG Holdings Co. Ltd.	37,500	496,916
#	Sharp Corp.	90,900	545,226
#	Shibaura Electronics Co. Ltd.	3,500	109,876
	Shibaura Machine Co. Ltd.	8,700	168,887
	Shibaura Mechatronics Corp.	1,300	85,342
	Shibusawa Warehouse Co. Ltd.	4,200	57,822
	Shibuya Corp.	6,000	103,552
	Shidax Corp.	8,900	34,055
*	SHIFT, Inc.	1,700	265,446
	Shiga Bank Ltd.	14,500	245,464
	Shikibo Ltd.	4,500	25,465
	Shikoku Bank Ltd.	12,700	74,107
	Shikoku Chemicals Corp.	15,500	134,936
	Shikoku Electric Power Co., Inc.	36,200	174,153
	Shima Seiki Manufacturing Ltd.	10,000	139,517
	Shimadzu Corp.	15,800	416,217
	Shimamura Co. Ltd.	4,300	347,730
	Shimano, Inc.	5,600	866,562
	Shimizu Bank Ltd.	4,300	41,217
	Shimizu Corp.	96,200	480,037
	Shimojima Co. Ltd.	4,300	30,393
	Shin Nippon Air Technologies Co. Ltd.	2,900	37,019
	Shin Nippon Biomedical Laboratories Ltd.	7,100	130,010
	Shinagawa Refractories Co. Ltd.	2,700	71,619
	Shindengen Electric Manufacturing Co. Ltd.	3,400	83,968
	Shin-Etsu Chemical Co. Ltd.	26,600	2,764,536

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shin-Etsu Polymer Co. Ltd.	18,100	$150,865
#	Shinki Bus Co. Ltd.	500	11,347
	Shinko Electric Industries Co. Ltd.	10,200	245,119
	Shinko Shoji Co. Ltd.	11,400	76,173
	Shinmaywa Industries Ltd.	20,300	138,439
	Shinnihon Corp.	13,500	65,698
#	Shinnihonseiyaku Co. Ltd.	2,000	21,071
	Shinsei Bank Ltd.	12,400	184,520
	Shinsho Corp.	2,200	59,088
	Shinwa Co. Ltd.	2,500	33,446
	Shionogi & Co. Ltd.	3,500	162,530
	Ship Healthcare Holdings, Inc.	31,900	611,806
	Shiseido Co. Ltd.	14,800	511,151
	Shizuki Electric Co., Inc.	5,100	16,672
	Shizuoka Financial Group, Inc.	99,700	629,588
	Shizuoka Gas Co. Ltd.	22,300	163,346
	SHO-BOND Holdings Co. Ltd.	4,300	186,018
*	Shobunsha Holdings, Inc.	2,300	4,580
	Shoei Co. Ltd.	8,800	324,530
#	Shoei Foods Corp.	2,200	60,715
	Shofu, Inc.	4,000	67,778
	Showa Denko KK	66,900	976,643
	Showa Sangyo Co. Ltd.	6,200	105,380
	Showa Shinku Co. Ltd.	2,000	19,118
	Sigma Koki Co. Ltd.	2,500	25,026
	SIGMAXYZ Holdings, Inc.	12,000	96,381
	Siix Corp.	10,500	80,954
*	Silver Life Co. Ltd.	1,200	12,055
	Sinanen Holdings Co. Ltd.	3,200	87,479
	Sinfonia Technology Co. Ltd.	9,600	87,340
	Sinko Industries Ltd.	5,800	60,393
	Sintokogio Ltd.	16,300	75,265
	SK-Electronics Co. Ltd.	4,400	37,123
	SKY Perfect JSAT Holdings, Inc.	61,300	214,705
*	Skylark Holdings Co. Ltd.	60,800	648,582
#*	Smaregi, Inc.	1,400	13,424
	SMC Corp.	800	321,122
	SMK Corp.	1,799	32,015
	SMS Co. Ltd.	20,600	472,582
#	Snow Peak, Inc.	5,400	71,045
	SNT Corp.	13,900	20,173
	Soda Nikka Co. Ltd.	8,400	31,925
	Sodick Co. Ltd	16,900	87,836
	Softbank Corp.	166,900	1,646,366
	SoftBank Group Corp.	73,444	3,152,672
	Softcreate Holdings Corp.	3,200	72,763
	Software Service, Inc.	700	38,718
	Sohgo Security Services Co. Ltd.	21,200	528,460
	Soiken Holdings, Inc.	5,800	13,652
	Sojitz Corp.	53,640	790,759
	Soken Chemical & Engineering Co. Ltd.	3,000	38,395
	Solasto Corp.	17,500	105,372
	Soliton Systems KK	3,100	22,081
	Sompo Holdings, Inc.	46,600	1,942,861
	Sony Group Corp.	104,000	7,013,202
	Sony Group Corp., Sponsored ADR	9,300	627,471
	Sotetsu Holdings, Inc.	13,300	201,417
	Sotoh Co. Ltd.	1,600	8,821
#	Space Co. Ltd.	2,550	15,057

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sparx Group Co. Ltd.	12,380	$124,776
	SPK Corp.	3,600	34,281
	S-Pool, Inc.	18,100	115,582
	Sprix Ltd.	1,800	12,004
	Square Enix Holdings Co. Ltd.	4,200	187,413
	SRA Holdings	5,500	118,654
#*	SRE Holdings Corp.	1,500	37,989
	ST Corp.	1,800	18,145
	St. Marc Holdings Co. Ltd.	7,200	78,573
	Stanley Electric Co. Ltd.	29,200	496,414
	Star Mica Holdings Co. Ltd.	4,000	37,700
	Star Micronics Co. Ltd.	13,000	148,915
	Starts Corp., Inc.	18,000	317,942
	Starzen Co. Ltd.	6,800	94,241
	St-Care Holding Corp.	8,200	46,337
	Stella Chemifa Corp.	4,300	77,137
	Step Co. Ltd.	1,700	22,066
	Strike Co. Ltd.	2,500	77,059
#	Studio Alice Co. Ltd.	5,900	82,380
	Subaru Corp.	56,616	884,955
	Subaru Enterprise Co. Ltd.	600	33,847
	Sugi Holdings Co. Ltd.	9,800	393,030
	Sugimoto & Co. Ltd.	4,500	59,035
	SUMCO Corp.	71,300	903,715
	Sumida Corp.	13,500	89,296
	Suminoe Textile Co. Ltd.	1,600	19,129
#	Sumiseki Holdings, Inc.	15,700	22,057
	Sumitomo Bakelite Co. Ltd.	14,200	384,341
	Sumitomo Chemical Co. Ltd.	352,100	1,185,611
	Sumitomo Corp.	68,100	865,807
	Sumitomo Densetsu Co. Ltd.	7,100	124,905
	Sumitomo Electric Industries Ltd.	116,500	1,217,462
	Sumitomo Forestry Co. Ltd.	47,300	739,941
	Sumitomo Heavy Industries Ltd.	34,600	655,834
	Sumitomo Metal Mining Co. Ltd.	69,400	1,945,340
	Sumitomo Mitsui Construction Co. Ltd.	73,020	214,511
	Sumitomo Mitsui Financial Group, Inc.	70,100	1,968,517
	Sumitomo Mitsui Trust Holdings, Inc.	40,600	1,168,022
	Sumitomo Osaka Cement Co. Ltd.	12,200	259,748
	Sumitomo Pharma Co. Ltd.	52,700	367,103
	Sumitomo Precision Products Co. Ltd.	1,100	18,307
	Sumitomo Realty & Development Co. Ltd.	30,600	701,778
	Sumitomo Riko Co. Ltd.	10,600	41,798
	Sumitomo Rubber Industries Ltd.	63,395	543,861
	Sumitomo Seika Chemicals Co. Ltd.	4,700	93,817
	Sumitomo Warehouse Co. Ltd.	24,700	335,246
	Sun Frontier Fudousan Co. Ltd.	18,200	140,522
	Suncall Corp.	7,100	31,757
	Sundrug Co. Ltd.	20,300	472,035
	Suntory Beverage & Food Ltd.	11,900	398,134
	Sun-Wa Technos Corp.	4,300	43,312
	Suruga Bank Ltd.	48,000	127,149
	Suzuken Co. Ltd.	16,870	375,589
	Suzuki Co. Ltd.	6,500	38,669
	Suzuki Motor Corp.	19,700	666,053
	SWCC Showa Holdings Co. Ltd.	14,200	170,583
#*	SymBio Pharmaceuticals Ltd.	3,900	18,217
	Sysmex Corp.	19,900	1,071,095
	System Information Co. Ltd.	2,800	18,684

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	System Research Co. Ltd.	1,600	$21,643
	System Support, Inc.	1,500	14,505
	Systena Corp.	90,400	253,380
	Syuppin Co. Ltd.	8,000	80,461
	T Hasegawa Co. Ltd.	9,500	202,084
	T RAD Co. Ltd.	3,500	63,919
	T&D Holdings, Inc.	63,400	627,039
	T&K Toka Co. Ltd.	7,400	47,572
	Tachibana Eletech Co. Ltd.	6,280	69,723
	Tachikawa Corp.	4,700	33,422
	Tachi-S Co. Ltd.	12,300	91,206
	Tadano Ltd.	36,700	224,336
	Taihei Dengyo Kaisha Ltd.	6,700	147,888
	Taiheiyo Cement Corp.	53,900	732,453
#	Taiheiyo Kouhatsu, Inc.	4,300	19,585
#	Taiho Kogyo Co. Ltd.	7,500	34,861
	Taikisha Ltd.	5,600	132,126
	Taiko Bank Ltd.	3,600	27,045
	Taisei Corp.	26,900	732,773
	Taisei Lamick Co. Ltd.	2,700	54,436
	Taisei Oncho Co. Ltd.	1,400	17,322
	Taisho Pharmaceutical Holdings Co. Ltd.	8,350	301,168
	Taiyo Holdings Co. Ltd.	6,600	116,400
	Taiyo Yuden Co. Ltd.	27,500	748,315
	Takachiho Koheki Co. Ltd.	1,500	20,653
	Takamatsu Construction Group Co. Ltd.	4,400	57,377
	Takamatsu Machinery Co. Ltd.	1,100	4,274
	Takamiya Co. Ltd.	13,500	36,949
	Takano Co. Ltd.	5,000	22,019
	Takaoka Toko Co. Ltd.	4,200	51,837
	Takara & Co. Ltd.	2,400	34,851
	Takara Bio, Inc.	16,100	188,363
	Takara Holdings, Inc.	45,400	315,798
	Takara Standard Co. Ltd.	15,300	131,379
	Takasago International Corp.	5,100	95,827
	Takasago Thermal Engineering Co. Ltd.	8,200	99,753
	Takashima & Co. Ltd.	1,700	30,507
	Takashimaya Co. Ltd.	46,400	573,987
	Takasho Co. Ltd.	1,900	8,669
	TAKEBISHI Corp.	3,200	32,996
	Takeda Pharmaceutical Co. Ltd.	146,753	3,875,600
#	Takeda Pharmaceutical Co. Ltd., Sponsored ADR	3,700	48,914
	Takemoto Yohki Co. Ltd.	3,800	18,674
	Takeuchi Manufacturing Co. Ltd.	13,000	262,171
#	Takisawa Machine Tool Co. Ltd.	2,200	15,764
	Takuma Co. Ltd.	19,100	158,573
#	Tama Home Co. Ltd.	8,900	139,527
	Tamron Co. Ltd.	4,200	93,297
	Tamura Corp.	18,000	89,537
#	Tanabe Engineering Corp.	1,500	9,090
	Tanseisha Co. Ltd.	10,850	58,480
	Tatsuta Electric Wire & Cable Co. Ltd.	16,300	48,231
	Tayca Corp.	6,000	50,770
	Tazmo Co. Ltd.	1,200	12,572
	Tbk Co. Ltd.	7,400	13,825
	TBS Holdings, Inc.	10,300	106,697
	TDC Soft, Inc.	4,200	36,041
	TDK Corp.	80,200	2,505,316
	Tear Corp.	3,400	9,653

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	TechMatrix Corp.	14,000	$159,007
	Techno Horizon Co. Ltd.	3,000	10,287
	Techno Ryowa Ltd.	1,900	11,176
	Techno Smart Corp.	800	6,550
	TechnoPro Holdings, Inc.	31,500	755,696
	Teijin Ltd.	102,200	927,873
	Teikoku Electric Manufacturing Co. Ltd.	4,300	57,194
	Teikoku Sen-I Co. Ltd.	4,500	48,202
	Teikoku Tsushin Kogyo Co. Ltd.	3,200	32,392
	Tekken Corp.	5,200	61,658
#	Temairazu, Inc.	700	26,871
	Tenma Corp.	6,100	84,806
	Tenox Corp.	1,200	7,262
	Terasaki Electric Co. Ltd.	1,100	6,981
	Terumo Corp.	16,300	494,689
#	Tess Holdings Co. Ltd.	7,100	48,661
	T-Gaia Corp.	5,800	64,560
	THK Co. Ltd.	21,100	367,981
	Tigers Polymer Corp.	4,400	11,535
	TIS, Inc.	39,300	1,059,596
	TKC Corp.	5,000	127,635
	Toa Corp.	6,700	35,057
	Toa Corp.	6,900	112,811
	Toa Oil Co. Ltd.	2,900	61,409
	TOA ROAD Corp.	2,300	93,047
	Toagosei Co. Ltd.	40,900	314,245
	Toba, Inc.	400	7,333
	Tobishima Corp.	12,310	85,880
	Tobu Railway Co. Ltd.	14,900	344,674
	TOC Co. Ltd.	17,900	93,030
	Tocalo Co. Ltd.	36,300	290,023
	Tochigi Bank Ltd.	50,000	101,801
	Toda Corp.	66,300	331,385
*	Toda Kogyo Corp.	1,600	32,329
	Toei Animation Co. Ltd.	700	71,825
	Toei Co. Ltd.	900	110,549
#	Toell Co. Ltd.	1,900	9,433
	Toenec Corp.	3,700	87,462
	Togami Electric Manufacturing Co. Ltd.	999	11,453
	Toho Bank Ltd.	68,100	93,872
	Toho Co. Ltd.	3,000	106,675
	Toho Co. Ltd.	2,400	27,605
	Toho Gas Co. Ltd.	9,600	178,865
	Toho Holdings Co. Ltd.	20,200	274,709
	Toho Titanium Co. Ltd.	11,900	179,331
	Toho Zinc Co. Ltd.	6,400	91,549
	Tohoku Bank Ltd.	4,300	27,354
#	Tohoku Electric Power Co., Inc.	64,200	269,666
	Tohoku Steel Co. Ltd.	1,200	13,035
	Tohokushinsha Film Corp.	4,700	20,198
	Tokai Carbon Co. Ltd.	57,100	372,630
	Tokai Corp.	7,500	95,229
	TOKAI Holdings Corp.	56,900	339,823
	Tokai Rika Co. Ltd.	23,300	243,147
	Tokai Tokyo Financial Holdings, Inc.	87,600	200,809
	Token Corp.	2,200	115,972
	Tokio Marine Holdings, Inc.	77,400	1,401,339
	Tokushu Tokai Paper Co. Ltd.	3,700	72,773
	Tokuyama Corp.	27,977	326,223

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokyo Century Corp.	14,200	$484,325
*	Tokyo Electric Power Co. Holdings, Inc.	154,700	503,945
	Tokyo Electron Device Ltd.	3,000	141,566
	Tokyo Electron Ltd.	10,000	2,630,964
	Tokyo Energy & Systems, Inc.	10,400	64,624
	Tokyo Gas Co. Ltd.	29,700	530,783
	Tokyo Individualized Educational Institute, Inc.	9,400	32,466
	Tokyo Keiki, Inc.	4,900	42,145
	Tokyo Kiraboshi Financial Group, Inc.	10,800	154,896
	Tokyo Ohka Kogyo Co. Ltd.	5,100	219,870
	Tokyo Printing Ink Manufacturing Co. Ltd.	500	8,868
	Tokyo Rakutenchi Co. Ltd.	1,300	37,119
#	Tokyo Rope Manufacturing Co. Ltd.	1,300	7,631
	Tokyo Sangyo Co. Ltd.	7,700	41,867
	Tokyo Seimitsu Co. Ltd.	13,500	406,007
#	Tokyo Steel Manufacturing Co. Ltd.	13,900	119,341
	Tokyo Tatemono Co. Ltd.	59,500	818,263
	Tokyo Tekko Co. Ltd.	4,000	36,052
	Tokyo Theatres Co., Inc.	3,400	25,510
	Tokyotokeiba Co. Ltd.	5,200	144,774
	Tokyu Construction Co. Ltd.	30,600	128,419
	Tokyu Corp.	34,700	400,108
	Tokyu Fudosan Holdings Corp.	190,000	963,979
	Tokyu Recreation Co. Ltd.	1,000	41,294
	Toli Corp.	17,400	23,396
	Tomato Bank Ltd.	3,000	19,449
	Tomen Devices Corp.	1,300	45,523
	Tomoe Corp.	9,200	21,695
	Tomoe Engineering Co. Ltd.	3,200	50,838
	Tomoku Co. Ltd.	4,500	45,422
	TOMONY Holdings, Inc.	66,600	144,700
	Tomy Co. Ltd.	38,521	338,247
	Tonami Holdings Co. Ltd.	2,400	56,913
	Topcon Corp.	33,800	369,716
	Toppan, Inc.	34,520	514,837
	Topre Corp.	14,500	114,654
	Topy Industries Ltd.	6,000	64,121
	Toray Industries, Inc.	279,300	1,356,658
	Torex Semiconductor Ltd.	1,400	27,348
	Toridoll Holdings Corp.	23,600	458,875
#	Torigoe Co. Ltd.	6,600	27,324
	Torii Pharmaceutical Co. Ltd.	5,200	105,517
	Torishima Pump Manufacturing Co. Ltd.	8,500	73,635
	Tosei Corp.	11,100	105,861
	Toshiba Corp.	15,900	551,754
	Toshiba TEC Corp.	10,800	279,604
	Tosoh Corp.	64,800	704,990
	Totech Corp.	1,300	30,546
	Totetsu Kogyo Co. Ltd.	8,800	146,092
	TOTO Ltd.	10,099	288,050
#	Totoku Electric Co. Ltd.	1,400	20,711
#	Tottori Bank Ltd.	4,100	29,316
	Toukei Computer Co. Ltd.	500	19,974
	Tow Co. Ltd.	17,200	35,503
	Towa Bank Ltd.	14,000	48,911
#	Towa Corp.	7,000	84,480
	Towa Pharmaceutical Co. Ltd.	16,200	243,841
	Toyo Construction Co. Ltd.	45,200	273,114
	Toyo Corp.	9,100	79,433

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toyo Denki Seizo KK	3,000	$17,157
*	Toyo Engineering Corp.	12,100	47,596
#	Toyo Gosei Co. Ltd.	1,700	87,377
	Toyo Ink SC Holdings Co. Ltd.	14,300	184,125
	Toyo Kanetsu KK	3,400	56,252
	Toyo Logistics Co. Ltd.	10,200	17,701
	Toyo Machinery & Metal Co. Ltd.	6,400	22,337
	Toyo Securities Co. Ltd.	30,100	46,121
	Toyo Seikan Group Holdings Ltd.	32,100	367,142
	Toyo Suisan Kaisha Ltd.	6,900	258,869
	Toyo Tanso Co. Ltd.	4,900	122,628
	Toyo Tire Corp.	49,400	579,534
	Toyo Wharf & Warehouse Co. Ltd.	2,300	17,459
	Toyobo Co. Ltd.	54,300	379,298
	Toyoda Gosei Co. Ltd.	16,700	266,978
	Toyota Boshoku Corp.	32,500	413,549
	Toyota Industries Corp.	8,100	417,273
	Toyota Motor Corp., Sponsored ADR	1,631	226,399
	Toyota Motor Corp.	907,715	12,594,182
	Toyota Tsusho Corp.	45,400	1,523,891
	TPR Co. Ltd.	10,600	88,979
	Traders Holdings Co. Ltd.	4,960	16,622
	Trancom Co. Ltd.	4,600	235,692
#	Transaction Co. Ltd.	2,000	15,205
	TRE Holdings Corp.	8,352	90,079
	Treasure Factory Co. Ltd.	1,500	22,478
	Trend Micro, Inc.	17,500	882,411
	Trenders, Inc.	1,800	22,096
	Tri Chemical Laboratories, Inc.	3,400	50,844
	Trinity Industrial Corp.	2,000	9,002
	Trusco Nakayama Corp.	12,400	166,093
	TS Tech Co. Ltd.	26,614	278,321
	TSI Holdings Co. Ltd.	27,900	84,437
	Tsubaki Nakashima Co. Ltd.	18,800	155,739
	Tsubakimoto Chain Co.	12,200	261,199
	Tsubakimoto Kogyo Co. Ltd.	1,700	43,696
	Tsugami Corp.	12,200	91,368
*	Tsukada Global Holdings, Inc.	9,500	23,499
	Tsukishima Kikai Co. Ltd.	11,200	75,928
#	Tsukuba Bank Ltd.	37,600	48,284
	Tsumura & Co.	11,000	229,750
	Tsuruha Holdings, Inc.	10,800	627,432
	Tsurumi Manufacturing Co. Ltd.	7,600	112,911
	Tsutsumi Jewelry Co. Ltd.	2,700	37,795
	Tsuzuki Denki Co. Ltd.	1,500	13,563
	TV Asahi Holdings Corp.	11,400	106,782
	Tv Tokyo Holdings Corp.	2,700	34,526
	TYK Corp.	8,500	14,565
	UACJ Corp.	16,100	228,922
	UBE Corp.	44,500	573,952
	Ubicom Holdings, Inc.	1,500	24,433
	Uchida Yoko Co. Ltd.	2,500	76,269
	ULS Group, Inc.	700	14,749
	Ultrafabrics Holdings Co. Ltd.	800	26,770
	Ulvac, Inc.	11,000	433,631
	Unicharm Corp.	9,800	297,836
	Union Tool Co.	2,700	64,997
#	Unipres Corp.	15,023	87,802
	United Super Markets Holdings, Inc.	22,700	159,832

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	UNITED, Inc.	5,100	$44,718
#*	Unitika Ltd.	25,100	46,194
#*	Universal Entertainment Corp.	8,600	116,037
	Urbanet Corp. Co. Ltd.	8,600	17,806
	Usen-Next Holdings Co. Ltd.	5,200	79,672
	User Local, Inc.	1,000	10,813
	Ushio, Inc.	38,400	398,760
	USS Co. Ltd.	21,500	324,408
	UT Group Co. Ltd.	10,000	163,012
*	UUUM Co. Ltd.	2,200	14,376
*	Uzabase, Inc.	4,700	22,465
	V Technology Co. Ltd.	3,500	65,832
	Valor Holdings Co. Ltd.	20,000	231,269
	Valqua Ltd.	5,600	99,055
	Value HR Co. Ltd.	4,300	44,349
	ValueCommerce Co. Ltd.	5,400	78,774
	Valuence Holdings, Inc.	2,000	39,270
#	V-Cube, Inc.	6,000	40,687
	Vector, Inc.	10,300	76,543
	Vertex Corp.	11,820	101,328
*	Village Vanguard Co. Ltd.	1,700	12,300
*	Visional, Inc.	600	40,785
	Vital KSK Holdings, Inc.	19,000	95,554
	VT Holdings Co. Ltd.	47,400	153,566
	Wacoal Holdings Corp.	15,100	243,142
	Wacom Co. Ltd.	55,500	240,830
	Wakachiku Construction Co. Ltd.	5,600	94,538
	Wakita & Co. Ltd.	15,800	124,731
	Warabeya Nichiyo Holdings Co. Ltd.	5,700	67,399
#	Waseda Academy Co. Ltd.	1,400	10,774
	Watahan & Co. Ltd.	7,600	70,639
	Watts Co. Ltd.	4,800	20,658
	Wavelock Holdings Co. Ltd.	2,200	8,862
	WDB Holdings Co. Ltd.	2,700	46,566
	Weathernews, Inc.	1,500	78,125
	Welcia Holdings Co. Ltd.	17,200	359,504
	Wellnet Corp.	4,000	17,224
#	West Holdings Corp.	9,350	279,412
	West Japan Railway Co.	16,100	638,310
	Will Group, Inc.	6,900	66,059
	WingArc1st, Inc.	4,700	75,381
	WIN-Partners Co. Ltd.	4,000	26,074
	Wood One Co. Ltd.	3,200	19,957
#	Workman Co. Ltd.	3,600	122,813
	World Co. Ltd.	3,600	33,784
	World Holdings Co. Ltd.	2,400	42,094
	Wowow, Inc.	2,600	21,878
	Xebio Holdings Co. Ltd.	10,100	68,501
	YAC Holdings Co. Ltd.	2,400	20,697
	Yachiyo Industry Co. Ltd.	2,600	11,188
	Yagi & Co. Ltd.	1,400	10,939
	Yahagi Construction Co. Ltd.	10,400	52,427
	Yaizu Suisankagaku Industry Co. Ltd.	2,800	15,112
	Yakult Honsha Co. Ltd.	5,700	315,774
	YAKUODO Holdings Co. Ltd.	3,300	61,747
	YAMABIKO Corp.	14,000	107,804
	YAMADA Consulting Group Co. Ltd.	4,000	32,771
	Yamada Holdings Co. Ltd.	209,128	673,918
	Yamae Group Holdings Co. Ltd.	1,100	11,187

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yamagata Bank Ltd.	9,700	$66,569
	Yamaguchi Financial Group, Inc.	77,100	406,029
	Yamaha Corp.	6,200	234,076
	Yamaha Motor Co. Ltd.	72,000	1,486,264
	Yamaichi Electronics Co. Ltd.	10,400	149,355
#	YA-MAN Ltd.	8,700	65,209
	Yamanashi Chuo Bank Ltd.	11,800	80,817
	Yamashina Corp.	25,000	10,922
	Yamashin-Filter Corp.	9,600	26,818
	Yamatane Corp.	3,800	41,166
#	Yamato Corp.	7,100	31,917
	Yamato Holdings Co. Ltd.	27,000	399,850
	Yamato International, Inc.	5,400	8,633
	Yamato Kogyo Co. Ltd.	15,800	458,829
#	Yamaura Corp.	2,400	15,971
#	Yamaya Corp.	1,800	29,760
	Yamazaki Baking Co. Ltd.	35,300	359,683
#	Yamazawa Co. Ltd.	1,300	10,119
	Yamazen Corp.	14,200	88,283
	Yaoko Co. Ltd.	6,800	295,821
	Yashima Denki Co. Ltd.	5,500	37,533
	Yaskawa Electric Corp.	16,200	448,567
	Yasuda Logistics Corp.	6,700	41,375
	Yellow Hat Ltd.	14,400	172,647
	Yodogawa Steel Works Ltd.	8,700	141,427
	Yokogawa Bridge Holdings Corp.	11,600	154,159
	Yokogawa Electric Corp.	11,600	193,965
	Yokohama Rubber Co. Ltd.	61,400	960,118
	Yokorei Co. Ltd.	18,200	110,392
	Yokowo Co. Ltd.	8,200	111,767
	Yomeishu Seizo Co. Ltd.	1,700	20,604
	Yondenko Corp.	3,400	41,357
	Yondoshi Holdings, Inc.	4,600	52,627
	Yonex Co. Ltd.	2,900	26,866
	Yorozu Corp.	5,700	33,094
#	Yoshinoya Holdings Co. Ltd.	15,200	238,896
	Yotai Refractories Co. Ltd.	6,300	58,548
	Yuasa Trading Co. Ltd.	7,100	176,722
	Yuken Kogyo Co. Ltd.	1,100	12,917
	Yukiguni Maitake Co. Ltd.	6,100	43,689
	Yurtec Corp.	15,000	71,795
	Yushiro Chemical Industry Co. Ltd.	3,700	20,107
	Z Holdings Corp.	98,700	254,721
	Zaoh Co. Ltd.	2,500	27,580
	Zenitaka Corp.	1,000	18,922
	Zenkoku Hosho Co. Ltd.	15,900	524,650
	Zenrin Co. Ltd.	12,400	72,987
	Zensho Holdings Co. Ltd.	21,377	533,512
	Zeon Corp.	37,000	311,883
#	ZERIA Pharmaceutical Co. Ltd.	2,900	43,200
	ZIGExN Co. Ltd.	14,100	34,686
	ZOZO, Inc.	23,100	490,140
	Zuiko Corp.	4,400	19,813

TOTAL JAPAN			460,142,680

MALAYSIA — (0.5%)
#	7-Eleven Malaysia Holdings Bhd, Class B	134,004	67,331
	Aeon Co. M Bhd	145,400	42,452
	AEON Credit Service M Bhd	49,149	134,992

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	AFFIN Bank Bhd	143,606	$68,118
#	Alliance Bank Malaysia Bhd	373,600	292,287
	Allianz Malaysia Bhd	20,500	57,678
	AME Elite Consortium Bhd	24,500	7,248
	AMMB Holdings Bhd	421,600	364,806
*	Ancom Nylex Bhd	140,100	27,570
#	Ann Joo Resources Bhd	54,500	11,348
#	Astro Malaysia Holdings Bhd	149,400	21,330
	Axiata Group Bhd	277,490	166,996
	Batu Kawan Bhd	10,900	48,337
#*	Berjaya Assets Bhd	176,800	10,858
#*	Berjaya Corp. Bhd	1,184,701	58,808
	Berjaya Food Bhd	57,500	11,421
*	Berjaya Land Bhd	333,000	16,172
*	Bermaz Auto Bhd	252,400	105,616
#	BIMB Holdings Bhd	151,200	81,082
#*	Boustead Holdings Bhd	233,200	28,425
#	Boustead Plantations Bhd	196,420	28,865
	British American Tobacco Malaysia Bhd	38,700	86,127
*	Bumi Armada Bhd	871,200	71,951
	Bursa Malaysia Bhd	196,350	267,873
#	Cahya Mata Sarawak Bhd	221,400	39,322
	Carlsberg Brewery Malaysia Bhd, Class B	40,300	189,861
	CB Industrial Product Holding Bhd	88,300	20,723
	CIMB Group Holdings Bhd	385,046	449,781
*	Coastal Contracts Bhd	61,100	26,138
	Comfort Glove Bhd	111,300	13,170
#	CSC Steel Holdings Bhd	48,500	12,122
	D&O Green Technologies Bhd	135,400	111,440
	Dayang Enterprise Holdings Bhd	125,400	32,842
	Dialog Group Bhd	189,000	82,366
	DiGi.Com Bhd	267,300	214,405
	DRB-Hicom Bhd	381,000	108,053
	Dufu Technology Corp. Bhd	73,700	37,074
	Duopharma Biotech Bhd	163,312	47,693
	Dutch Lady Milk Industries Bhd	4,500	28,881
	Eco World Development Group Bhd	443,900	56,823
#*	Eco World International Bhd	84,700	4,737
*	Ecofirst Consolidated Bhd	110,800	8,207
#*	Ekovest Bhd	528,900	35,278
	Evergreen Fibreboard Bhd	203,400	16,802
	FGV Holdings Bhd	173,400	48,417
#	Formosa Prosonic Industries Bhd	55,700	37,175
	Fraser & Neave Holdings Bhd	24,500	106,371
	Frontken Corp. Bhd	307,150	159,864
	Gadang Holdings Bhd	266,950	17,232
	Gamuda Bhd	364,087	296,237
	Gas Malaysia Bhd	64,000	45,642
*	Genetec Technology Bhd	41,400	18,389
	Genting Bhd	329,300	309,450
	Genting Malaysia Bhd	356,100	206,579
	Genting Plantations Bhd	66,600	86,214
	George Kent Malaysia Bhd	206,750	21,843
#	Globetronics Technology Bhd	172,866	38,155
#*	Greatech Technology Bhd	48,900	33,778
	Guan Chong Bhd	91,800	40,850
	Hai-O Enterprise Bhd	74,042	22,415
	HAP Seng Consolidated Bhd	38,800	52,822
	Hap Seng Plantations Holdings Bhd	48,500	20,717

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Hartalega Holdings Bhd	534,400	$243,972
#	Heineken Malaysia Bhd	36,100	176,140
	Hengyuan Refining Co. Bhd	64,400	57,926
	HeveaBoard Bhd	130,500	9,917
	Hextar Global Bhd	32,900	16,492
	Hiap Teck Venture Bhd	410,500	19,993
	Hibiscus Petroleum Bhd	455,000	93,357
	Hong Leong Bank Bhd	22,580	101,216
	Hong Leong Financial Group Bhd	40,078	161,920
	Hong Leong Industries Bhd	19,300	37,999
*	Hong Seng Consolidated Bhd	339,200	15,766
	Hup Seng Industries Bhd	13,200	1,871
#	IHH Healthcare Bhd	42,600	53,623
	IJM Corp. Bhd	910,500	313,696
	Inari Amertron Bhd	324,025	171,019
	Insas Bhd	187,000	30,445
	IOI Corp. Bhd	236,300	203,925
	IOI Properties Group Bhd	379,625	82,737
*	Iris Corp. Bhd	500,000	13,226
*	Iskandar Waterfront City Bhd	128,300	6,947
#*	JAKS Resources Bhd	570,179	30,153
	Jaya Tiasa Holdings Bhd	210,000	25,965
#*	JHM Consolidation Bhd	26,200	4,807
	Kelington Group Bhd	47,000	12,870
	Kenanga Investment Bank Bhd	38,300	7,093
	Kerjaya Prospek Group Bhd	105,989	26,435
#	Kim Loong Resources Bhd	56,200	20,024
*	KNM Group Bhd	1,052,620	18,932
#	Kobay Technology Bhd	20,200	12,462
	Kossan Rubber Industries Bhd	371,400	98,347
	KPJ Healthcare Bhd	463,600	80,461
	Kretam Holdings Bhd	69,600	8,451
*	KSL Holdings Bhd	135,319	21,210
	Kuala Lumpur Kepong Bhd	75,811	347,091
	Lagenda Properties Bhd	38,700	9,594
	Land & General Bhd	399,300	7,681
	LBS Bina Group Bhd	262,835	22,517
#*	Leong Hup International Bhd	180,500	17,374
	Lii Hen Industries Bhd	222,900	39,343
#	Lingkaran Trans Kota Holdings Bhd	42,500	44,956
#Ω	Lotte Chemical Titan Holding Bhd	126,663	35,127
#	LPI Capital Bhd	40,440	106,076
#	Magni-Tech Industries Bhd	146,900	52,791
#	Magnum Bhd	228,815	76,080
#	Mah Sing Group Bhd	553,875	59,884
	Malakoff Corp. Bhd	364,600	47,515
	Malayan Banking Bhd	226,797	411,989
#	Malayan Flour Mills Bhd	308,600	35,602
*	Malaysia Airports Holdings Bhd	220,900	279,299
#	Malaysia Building Society Bhd	768,932	95,928
	Malaysia Smelting Corp. Bhd	35,400	10,489
	Malaysian Pacific Industries Bhd	14,500	73,848
	Malaysian Resources Corp. Bhd	666,920	42,369
	Matrix Concepts Holdings Bhd	306,799	92,000
	Maxis Bhd	156,200	127,146
	MBM Resources Bhd	57,700	40,559
	Media Prima Bhd	132,900	11,932
#	Mega First Corp. Bhd	161,400	112,012
	Mi Technovation Bhd	73,500	18,243

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	MISC Bhd	77,800	$119,055
#	MKH Bhd	100,700	24,729
	MNRB Holdings Bhd	182,774	33,232
Ω	MR DIY Group M Bhd	84,300	36,040
	Muda Holdings Bhd	76,500	29,276
*	Muhibbah Engineering M Bhd	185,600	16,301
*	Mulpha International Bhd	39,460	19,065
	My EG Services Bhd	804,784	150,666
	Nestle Malaysia Bhd	4,900	137,831
	Nylex Malaysia Bhd	2,335	96
#	OCK Group Bhd	171,300	15,617
#	Oriental Holdings Bhd	106,800	150,392
#	OSK Holdings Bhd	472,550	88,960
#	PA Resources Bhd	104,500	5,529
	Padini Holdings Bhd	116,700	83,517
	Panasonic Manufacturing Malaysia Bhd	2,400	11,709
	Pantech Group Holdings Bhd	131,400	19,182
	Paramount Corp. Bhd	146,300	22,607
	Perak Transit Bhd	67,100	13,983
#	Petron Malaysia Refining & Marketing Bhd	39,200	38,063
	Petronas Chemicals Group Bhd	115,700	213,307
	Petronas Dagangan Bhd	29,500	135,370
	Petronas Gas Bhd	43,200	156,241
	Pharmaniaga Bhd	84,800	10,043
#	PIE Industrial Bhd	20,300	10,930
	PMB Technology Bhd	15,900	13,584
#*	Pos Malaysia Bhd	91,600	11,533
	PPB Group Bhd	69,820	246,543
	Press Metal Aluminium Holdings Bhd	291,100	267,969
	Public Bank Bhd	737,300	697,264
	QL Resources Bhd	168,925	182,999
*	Ranhill Utilities Bhd	92,569	7,535
#	RCE Capital Bhd	33,000	11,024
*	Revenue Group Bhd	71,400	14,157
	RHB Bank Bhd	201,569	244,098
	Sam Engineering & Equipment M Bhd	40,400	45,457
*	Sapura Energy Bhd	2,931,800	21,663
	Sarawak Oil Palms Bhd	100,150	54,460
	Scientex Bhd	303,600	209,356
*	Shangri-La Hotels Malaysia Bhd	17,500	12,718
	Sime Darby Bhd	681,970	324,722
	Sime Darby Plantation Bhd	255,836	238,188
	Sime Darby Property Bhd	637,170	61,278
#	SKP Resources Bhd	364,749	122,858
	SP Setia Bhd Group	440,579	44,635
#	Sports Toto Bhd	352,581	135,313
††	Sumatec Resources Bhd	822,800	157
	Sunway Bhd	412,654	139,672
#	Sunway Construction Group Bhd	116,690	37,564
#	Supermax Corp. Bhd	307,665	62,814
#	Syarikat Takaful Malaysia Keluarga Bhd	145,111	101,329
#	Ta Ann Holdings Bhd	86,480	72,260
	Taliworks Corp. Bhd	68,666	13,130
#	TASCO Bhd	73,400	13,507
	Telekom Malaysia Bhd	141,312	166,199
	Tenaga Nasional Bhd	135,900	242,014
	Thong Guan Industries Bhd	59,400	34,074
	TIME dotCom Bhd	229,800	221,228
	Top Glove Corp. Bhd	1,502,300	252,861

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
*	Tropicana Corp. Bhd	206,616	$57,644
	TSH Resources Bhd	142,000	31,827
	Uchi Technologies Bhd	83,700	59,856
#	UEM Edgenta Bhd	74,800	17,082
*	UEM Sunrise Bhd	574,400	24,922
#	UMW Holdings Bhd	112,400	79,854
	Unisem M Bhd	81,100	45,622
#	United Plantations Bhd	17,100	51,547
#	UOA Development Bhd	292,020	96,431
	UWC Bhd	68,300	53,669
*	Velesto Energy Bhd	1,107,073	28,178
	ViTrox Corp. Bhd	86,000	129,382
	VS Industry Bhd	566,100	101,281
#	WCT Holdings Bhd	364,227	28,120
#	Wellcall Holdings Bhd	53,700	12,845
	Westports Holdings Bhd	170,000	120,568
#	Yinson Holdings Bhd	384,999	172,667
*	YNH Property Bhd	124,837	108,122
	YTL Corp. Bhd	1,268,650	151,603
	YTL Power International Bhd	249,587	37,224

TOTAL MALAYSIA			16,846,749

MEXICO — (0.8%)
#*	ALEATICA SAB de CV	5,854	9,648
	Alfa SAB de CV, Class A	1,784,541	1,185,311
	Alpek SAB de CV	245,078	343,874
*	Alsea SAB de CV	251,622	483,356
	America Movil SAB de CV	1,780,639	1,680,611
	America Movil SAB de CV, Sponsored ADR, Class L	28,021	527,075
	Arca Continental SAB de CV	65,332	533,722
*	Axtel SAB de CV	499,613	35,051
Ω	Banco del Bajio SA	206,877	582,426
	Becle SAB de CV	13,868	29,370
#	Bolsa Mexicana de Valores SAB de CV	105,547	191,351
*	Cemex SAB de CV	2,131,083	830,362
	Coca-Cola Femsa SAB de CV, Sponsored ADR	800	50,232
	Coca-Cola Femsa SAB de CV	42,421	266,820
	Consorcio ARA SAB de CV	330,697	52,576
*	Controladora Vuela Cia de Aviacion SAB de CV, ADR	4,146	34,743
*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	132,904	112,492
	Corp. Inmobiliaria Vesta SAB de CV	99,992	217,870
	El Puerto de Liverpool SAB de CV, Class C1	35,062	179,141
#*††	Empresas ICA SAB de CV	42,400	205
	Fomento Economico Mexicano SAB de CV	71,227	510,988
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	267	19,122
	GCC SAB de CV	43,340	270,391
#	Genomma Lab Internacional SAB de CV, Class B	352,628	271,416
	Gentera SAB de CV	298,389	306,024
	Gruma SAB de CV, Class B	72,377	835,260
#	Grupo Aeroportuario del Centro Norte SAB de CV	66,390	529,431
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	2,067	320,509
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	16,235	251,813
	Grupo Aeroportuario del Sureste SAB de CV, ADR	477	111,341
	Grupo Aeroportuario del Sureste SAB de CV, Class B	11,168	262,090
	Grupo Bimbo SAB de CV, Class A	235,901	914,529
	Grupo Carso SAB de CV	83,461	336,574
	Grupo Comercial Chedraui SA de CV	125,047	505,477
	Grupo Elektra SAB de CV	8,985	451,223
	Grupo Financiero Banorte SAB de CV, Class O	205,015	1,668,945

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Grupo Financiero Inbursa SAB de CV, Class O	382,687	$703,643
	Grupo Herdez SAB de CV	59,113	118,536
*	Grupo Hotelero Santa Fe SAB de CV	60,872	12,351
	Grupo Industrial Saltillo SAB de CV	7,630	11,896
	Grupo Mexico SAB de CV, Class B	477,697	1,720,751
#	Grupo Rotoplas SAB de CV	55,686	84,317
*	Grupo Sanborns SAB de CV	66,549	82,292
*	Grupo Simec SAB de CV, Class B	33,392	333,701
	Grupo Televisa SAB, Sponsored ADR	37,996	199,479
	Grupo Televisa SAB	421,281	446,520
#*Ω	Grupo Traxion SAB de CV	22,758	26,637
*	Hoteles City Express SAB de CV	142,020	39,066
	Industrias Bachoco SAB de CV, Class B	77,004	314,499
*	Industrias CH SAB de CV, Class B	75,560	835,115
#	Industrias Penoles SAB de CV	45,293	507,520
	Kimberly-Clark de Mexico SAB de CV, Class A	320,289	504,690
#	La Comer SAB de CV	254,370	467,323
	Megacable Holdings SAB de CV	250,576	521,944
#*	Minera Frisco SAB de CV, Class A1	307,440	36,931
*Ω	Nemak SAB de CV	842,606	227,950
	Operadora de Sites Mexicanos SA de CV, Class A	298,134	328,184
	Orbia Advance Corp. SAB de CV	411,643	692,478
*	Organizacion Cultiba SAB de CV	15,310	8,423
	Organizacion Soriana SAB de CV, Class B	50,685	77,385
	Promotora y Operadora de Infraestructura SAB de CV	65,533	492,961
	Promotora y Operadora de Infraestructura SAB de CV, Class L	5,373	24,976
#	Qualitas Controladora SAB de CV	54,504	213,884
	Regional SAB de CV	99,042	690,340
#*	Sitios Latinoamerica SAB de CV	89,031	26,377
*	Unifin Financiera SAB de CV	11,197	927
*	Vista Energy SAB de CV, ADR	3,177	42,032
*	Vitro SAB de CV, Class A	28,118	25,190
#	Wal-Mart de Mexico SAB de CV	194,783	752,470

TOTAL MEXICO			25,482,157

NETHERLANDS — (2.0%)
	Aalberts NV	40,115	1,391,656
Ω	ABN AMRO Bank NV	83,970	825,478
	Acomo NV	6,867	128,322
*Ω	Adyen NV	420	599,591
	Aegon NV	520,083	2,407,546
	Aegon NV, Class NY	32,148	148,202
#	Akzo Nobel NV	23,737	1,465,455
*Ω	Alfen Beheer BV	1,425	151,162
	AMG Advanced Metallurgical Group NV	5,233	163,494
	APERAM SA	19,469	508,362
	Arcadis NV	30,386	1,031,211
	ArcelorMittal SA	71,851	1,606,132
	ArcelorMittal SA	44,628	1,001,899
	ASM International NV	3,034	671,181
#	ASML Holding NV	4,870	2,284,452
	ASML Holding NV	20,610	9,736,576
	ASR Nederland NV	49,610	2,184,471
*	Avantium NV	4,576	15,017
Ω	B&S Group Sarl	3,754	19,653
#*Ω	Basic-Fit NV	9,472	238,561
	BE Semiconductor Industries NV	34,016	1,733,617
	Beter Bed Holding NV	7,231	21,058
	Brunel International NV	5,294	48,765

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	Coca-Cola Europacific Partners PLC	33,278	$1,570,833
	Corbion NV	16,974	452,003
Ω	CTP NV	4,325	44,859
Ω	Flow Traders	12,372	297,688
#	ForFarmers NV	13,915	37,720
*	Fugro NV	25,149	326,665
	Heijmans NV	13,606	137,872
#	Heineken NV	15,108	1,262,035
	IMCD NV	10,097	1,309,524
	ING Groep NV, Sponsored ADR	6,500	63,830
	ING Groep NV	196,229	1,930,812
*Ω	Intertrust NV	28,250	557,285
	JDE Peet’s NV	11,413	326,698
	Kendrion NV	7,605	109,992
	Koninklijke Ahold Delhaize NV	198,063	5,523,626
*	Koninklijke BAM Groep NV	128,215	279,819
	Koninklijke DSM NV	14,609	1,718,461
	Koninklijke KPN NV	859,153	2,403,142
	Koninklijke Philips NV	49,636	629,627
	Koninklijke Philips NV	26,905	340,348
	Koninklijke Vopak NV	28,028	572,668
*Ω	Lucas Bols NV	3,091	30,514
	Nedap NV	2,486	133,723
	NN Group NV	45,815	1,939,919
	OCI NV	24,350	931,336
	Ordina NV	39,907	153,316
#*	Pharming Group NV	41,896	43,345
#	PostNL NV	162,999	255,206
	Prosus NV	27,286	1,180,563
	Randstad NV	31,796	1,584,687
	SBM Offshore NV	58,977	798,160
#	SIF Holding NV	4,117	42,201
Ω	Signify NV	62,789	1,739,579
	Sligro Food Group NV	9,932	144,083
	TKH Group NV	18,479	653,459
#*	TomTom NV	29,599	231,375
	Universal Music Group NV	40,472	794,686
	Van Lanschot Kempen NV	7,042	151,979
	Wolters Kluwer NV	44,970	4,778,445

TOTAL NETHERLANDS			63,863,944

NEW ZEALAND — (0.3%)
#*	a2 Milk Co. Ltd.	56,181	189,266
*	Air New Zealand Ltd.	732,734	332,358
	Arvida Group Ltd.	134,590	98,522
*	Auckland International Airport Ltd.	50,073	223,847
*	Channel Infrastructure NZ Ltd.	73,105	61,639
	Chorus Ltd.	208,812	1,008,084
	Contact Energy Ltd.	26,344	115,556
	EBOS Group Ltd.	16,212	353,439
	Fisher & Paykel Healthcare Corp. Ltd.	26,380	299,809
	Fletcher Building Ltd.	181,260	541,179
	Fonterra Co-operative Group Ltd.	17,724	30,698
	Freightways Ltd.	48,255	289,950
#	Genesis Energy Ltd.	108,440	178,324
#*	Gentrack Group Ltd.	12,157	10,827
	Hallenstein Glasson Holdings Ltd.	20,188	62,612
	Heartland Group Holdings Ltd.	273,904	272,084
	Infratil Ltd.	64,994	330,024

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
#	Investore Property Ltd.	56,506	$50,632
	KMD Brands Ltd.	197,467	123,970
	Mainfreight Ltd.	11,731	518,439
	Manawa Energy Ltd.	10,678	32,690
	Mercury NZ Ltd.	35,134	118,798
#	Meridian Energy Ltd.	57,234	162,235
	Napier Port Holdings Ltd.	14,348	23,691
*	NEW Zealand King Salmon Investments Ltd.	10,005	1,372
	NZME Ltd.	54,459	35,332
	NZX Ltd.	109,439	76,325
	Oceania Healthcare Ltd.	153,384	76,596
	PGG Wrightson Ltd.	9,986	23,812
	Port of Tauranga Ltd.	49,735	187,645
*	Pushpay Holdings Ltd.	122,745	89,036
*	Rakon Ltd.	27,401	19,237
	Restaurant Brands New Zealand Ltd.	8,398	34,903
	Ryman Healthcare Ltd.	34,334	167,216
*	Sanford Ltd.	20,591	48,719
	Scales Corp. Ltd.	41,528	114,328
*	Serko Ltd.	3,631	6,275
	Skellerup Holdings Ltd.	53,156	163,610
	SKY Network Television Ltd.	50,905	64,178
*	SKYCITY Entertainment Group Ltd.	287,887	485,363
	Spark New Zealand Ltd.	169,434	504,365
	Steel & Tube Holdings Ltd.	32,029	24,194
	Summerset Group Holdings Ltd.	102,578	577,139
*	Synlait Milk Ltd.	25,571	46,338
#*	Tourism Holdings Ltd.	45,253	97,030
	TOWER Ltd.	80,898	30,804
	Turners Automotive Group Ltd.	21,827	45,057
	Vector Ltd.	21,306	50,779
*	Vista Group International Ltd.	32,932	29,501
	Warehouse Group Ltd.	33,171	59,776

TOTAL NEW ZEALAND			8,487,603

NORWAY — (0.7%)
	2020 Bulkers Ltd.	3,440	25,888
	ABG Sundal Collier Holding ASA	215,471	114,336
*	Adevinta ASA	13,817	94,582
	AF Gruppen ASA	7,537	109,171
*	Akastor ASA	63,364	62,203
#	Aker ASA, Class A	492	34,717
#	Aker BP ASA	21,449	681,356
	Aker Solutions ASA	91,324	348,678
	AMSC ASA	18,446	67,212
*	ArcticZymes Technologies ASA	2,851	18,369
	Arendals Fossekompani AS	161	3,680
*	Asetek AS	4,587	8,114
	Atea ASA	33,779	375,876
	Austevoll Seafood ASA	32,829	243,264
#*	Axactor ASA	73,469	42,325
	B2Holding ASA	75,199	56,707
	Bakkafrost P/F	2,710	135,548
	Belships ASA	25,453	35,598
	Bonheur ASA	7,118	202,528
*	Borr Drilling Ltd.	6,454	31,689
	Borregaard ASA	33,760	453,914
	Bouvet ASA	15,979	84,515
*	BW Energy Ltd.	29,607	74,604

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
Ω	BW LPG Ltd.	35,590	$287,949
	BW Offshore Ltd.	55,857	141,926
*	Cadeler AS	13,635	43,704
*	Carasent ASA	3,685	6,868
*	Cloudberry Clean Energy ASA	39,945	49,624
#*Ω	Crayon Group Holding ASA	9,769	80,991
	DNB Bank ASA	62,118	1,098,673
	DNO ASA	251,133	326,657
Ω	Elkem ASA	79,130	262,890
	Elopak ASA	13,178	29,651
Ω	Entra ASA	3,424	31,210
	Equinor ASA	132,911	4,842,442
Ω	Europris ASA	64,160	382,019
	FLEX LNG Ltd.	14,271	443,271
#	Frontline Ltd.	22,423	280,226
*	Gaming Innovation Group, Inc.	18,285	46,858
	Gjensidige Forsikring ASA	5,341	97,627
	Golden Ocean Group Ltd.	43,078	353,618
	Grieg Seafood ASA	12,391	85,808
	Hafnia Ltd.	18,010	92,749
#*	Hexagon Composites ASA	25,918	59,550
	Hunter Group ASA	70,446	14,692
#*	Kahoot! ASA	47,202	100,644
Ω	Kid ASA	7,283	54,648
	Kitron ASA	5,600	12,548
#Ω	Klaveness Combination Carriers ASA	3,146	19,379
*	Komplett Bank ASA	9,331	4,565
*	Kongsberg Automotive ASA	129,804	34,090
	Kongsberg Gruppen ASA	4,844	173,708
	Leroy Seafood Group ASA	30,593	140,871
*	LINK Mobility Group Holding ASA	11,829	9,185
	Medistim ASA	1,310	30,429
#*	Meltwater NV	21,006	25,800
	Mowi ASA	24,033	358,711
	MPC Container Ships ASA	98,333	155,120
Ω	Multiconsult ASA	2,180	26,083
*	Nekkar ASA	11,188	6,724
#*	NEL ASA	84,582	103,387
*	Nordic Semiconductor ASA	7,069	99,795
	Norsk Hydro ASA	179,350	1,138,213
*Ω	Norske Skog ASA	19,271	118,792
*	Norway Royal Salmon ASA	3,074	39,081
*	Norwegian Air Shuttle ASA	62,645	50,163
*	Norwegian Energy Co. ASA	6,882	254,493
*	NRC Group ASA	18,856	31,972
*	Odfjell Drilling Ltd.	40,392	105,558
*	Odfjell Technology Ltd.	6,732	14,725
	OKEA ASA	10,467	42,648
Ω	Okeanis Eco Tankers Corp.	3,832	62,284
	Olav Thon Eiendomsselskap ASA	4,209	70,502
	Orkla ASA	54,760	369,365
	Otello Corp. ASA	179	144
*	Panoro Energy ASA	3,175	10,377
	Pareto Bank ASA	9,659	43,701
*	Pexip Holding ASA	8,642	7,298
*	PGS ASA	184,626	118,980
*	PhotoCure ASA	1,570	13,914
	Protector Forsikring ASA	17,525	208,657
*	REC Silicon ASA	15,060	28,934

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Salmar ASA	1,103	$37,394
	Sandnes Sparebank	1,120	9,587
Ω	Scatec ASA	24,416	172,954
	Schibsted ASA, Class A	8,264	127,547
	Schibsted ASA, Class B	10,769	160,104
*	Self Storage Group ASA	9,805	26,603
	Selvaag Bolig ASA	14,564	47,127
*Ω	Shelf Drilling Ltd.	48,537	104,720
	SpareBank 1 Helgeland	832	9,035
	Sparebank 1 Oestlandet	6,883	74,417
#	SpareBank 1 Sorost-Norge	5,889	29,219
	SpareBank 1 SR-Bank ASA	38,094	387,918
	Sparebanken More	4,750	33,319
	Stolt-Nielsen Ltd.	13,146	315,292
	Storebrand ASA	94,180	732,659
	Subsea 7 SA	42,958	428,587
	Telenor ASA	44,916	408,191
	TGS ASA	40,861	556,322
	TOMRA Systems ASA	33,378	539,108
	Treasure ASA	17,251	27,507
	Veidekke ASA	38,542	320,574
*	Volue ASA	2,696	7,010
	Wallenius Wilhelmsen ASA	55,587	395,200
	Wilh Wilhelmsen Holding ASA, Class A	5,538	128,847
Ω	XXL ASA	48,138	20,939
	Yara International ASA	20,382	909,678

TOTAL NORWAY			22,459,223

PERU — (0.0%)
*	Aenza SAA, Sponsored ADR	5,120	4,733
*	Cementos Pacasmayo SAA, ADR	3,792	20,287
#	Cia de Minas Buenaventura SAA, ADR	1,300	9,022
	Credicorp Ltd.	2,101	307,502
††	Fossal SAA, ADR	18	27

TOTAL PERU			341,571

PHILIPPINES — (0.2%)
	8990 Holdings, Inc.	177,800	29,478
	Aboitiz Equity Ventures, Inc.	177,420	174,373
	Aboitiz Power Corp.	87,300	47,822
	ACEN Corp.	485,293	52,768
	AllHome Corp.	214,100	10,222
	Alliance Global Group, Inc.	1,505,100	234,780
	Apex Mining Co., Inc.	1,093,000	27,093
*	Atlas Consolidated Mining & Development Corp.	152,800	8,628
	Ayala Corp.	12,195	141,521
	Ayala Land, Inc.	403,700	179,158
*	AyalaLand Logistics Holdings Corp.	457,000	25,456
	Bank of the Philippine Islands	239,806	398,812
	BDO Unibank, Inc.	304,233	672,472
*	Belle Corp.	1,052,000	20,733
*	Bloomberry Resorts Corp.	1,146,000	139,343
*	Cebu Air, Inc.	73,210	45,815
*Ω	CEMEX Holdings Philippines, Inc.	1,515,195	17,592
	Century Pacific Food, Inc.	312,700	128,486
	China Banking Corp.	339,992	152,340
*	Converge Information & Communications Technology Solutions, Inc.	521,700	111,737
	Cosco Capital, Inc.	809,000	55,111

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	D&L Industries, Inc.	665,000	$90,339
*	DITO CME Holdings Corp.	160,000	8,157
	DMCI Holdings, Inc.	1,428,200	235,429
	DoubleDragon Corp.	406,000	39,438
	Eagle Cement Corp.	82,700	29,546
	East West Banking Corp.	277,950	28,134
*	Emperador, Inc.	330,100	111,700
	Filinvest Development Corp.	18,400	2,028
	Filinvest Land, Inc.	3,204,000	43,135
	First Gen Corp.	74,600	20,064
	First Philippine Holdings Corp.	115,830	122,282
	Ginebra San Miguel, Inc.	18,440	34,184
	Global Ferronickel Holdings, Inc.	452,574	17,573
*	Global-Estate Resorts, Inc.	897,000	12,997
	Globe Telecom, Inc.	5,499	221,695
	GT Capital Holdings, Inc.	26,928	192,536
*	Holcim Philippines, Inc.	73,200	4,909
*	Integrated Micro-Electronics, Inc.	251,445	21,839
	International Container Terminal Services, Inc.	49,870	149,494
	JG Summit Holdings, Inc.	207,966	155,678
	Jollibee Foods Corp.	59,760	239,717
	LT Group, Inc.	545,100	76,199
	Manila Electric Co.	16,880	88,010
	Manila Water Co., Inc.	335,200	94,701
*	Max’s Group, Inc.	48,700	3,663
*	Megawide Construction Corp.	298,100	17,812
	Megaworld Corp.	2,469,600	89,094
	Metro Pacific Investments Corp.	2,183,500	138,151
	Metropolitan Bank & Trust Co.	283,216	254,266
	Nickel Asia Corp.	1,306,480	109,429
*	Petron Corp.	1,056,700	45,544
*	Philcomsat Holdings Corp.	23,890	131
	Philex Mining Corp.	319,400	12,740
*	Philippine National Bank	152,272	50,527
*	Phoenix Petroleum Philippines, Inc.	107,200	15,755
	Pilipinas Shell Petroleum Corp.	124,530	37,073
	PLDT, Inc., Sponsored ADR	839	23,089
	PLDT, Inc.	8,350	235,469
	Premium Leisure Corp.	2,062,000	15,641
	Puregold Price Club, Inc.	328,200	170,291
	Rizal Commercial Banking Corp.	104,115	40,820
	Robinsons Land Corp.	802,338	206,439
	Robinsons Retail Holdings, Inc.	94,480	87,673
	San Miguel Corp.	134,310	223,235
	San Miguel Food & Beverage, Inc.	99,120	62,670
	Security Bank Corp.	105,320	157,700
	Semirara Mining & Power Corp.	230,380	140,065
	Shakey’s Pizza Asia Ventures, Inc.	84,300	10,583
	SM Investments Corp.	3,865	55,085
	SM Prime Holdings, Inc.	203,700	111,245
	Synergy Grid & Development Phils, Inc.	197,400	41,047
	Union Bank of the Philippines	55,714	74,260
	Universal Robina Corp.	157,810	333,861
	Vista Land & Lifescapes, Inc.	1,914,900	57,134
	Vistamalls, Inc.	88,000	5,122
	Wilcon Depot, Inc.	331,900	168,682

TOTAL PHILIPPINES			7,707,820

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (0.2%)
*	11 bit studios SA	90	$10,153
*	Alior Bank SA	34,611	212,788
*Ω	Allegro.eu SA	3,384	16,413
	Alumetal SA	1,574	21,841
	Amica SA	3,151	46,856
*	AmRest Holdings SE	17,374	66,783
	ASBISc Enterprises PLC	1,701	7,693
	Asseco Poland SA	14,277	205,417
	Auto Partner SA	12,524	30,399
	Bank Handlowy w Warszawie SA	6,622	85,707
*	Bank Millennium SA	166,877	152,011
*	Bank Ochrony Srodowiska SA	20,762	33,374
	Bank Polska Kasa Opieki SA	17,345	284,275
*	Benefit Systems SA	209	27,071
*	BNPP Bank Polska SA	455	4,777
	Boryszew SA	29,053	27,005
	Budimex SA	3,676	184,555
*	CCC SA	4,809	37,068
	CD Projekt SA	1,618	42,991
*	CI Games SA	23,337	13,195
*	Ciech SA	16,074	112,626
	Cognor Holding SA	48,866	37,739
	ComArch SA	224	6,567
	Creepy Jar SA	71	9,044
	Cyfrowy Polsat SA	71,291	266,920
	Develia SA	98,398	40,838
*Ω	Dino Polska SA	2,811	183,480
	Dom Development SA	2,243	39,642
*	Enea SA	70,147	76,564
*	Eurocash SA	34,593	82,577
	Fabryki Mebli Forte SA	3,906	15,212
*	Famur SA	76,765	49,442
	Globe Trade Centre SA	30,781	39,213
*	Grupa Azoty SA	16,685	114,315
	Grupa Kety SA	2,789	287,722
	ING Bank Slaski SA	1,981	69,024
	Inter Cars SA	2,411	181,659
#*	Jastrzebska Spolka Weglowa SA	16,946	146,966
	Kernel Holding SA	23,478	81,245
	KGHM Polska Miedz SA	16,298	325,838
	KRUK SA	5,712	332,624
	LiveChat Software SA	3,677	85,455
	LPP SA	106	183,671
	Lubelski Wegiel Bogdanka SA	4,699	32,879
*	mBank SA	3,441	192,623
	Mirbud SA	9,481	6,329
	Mo-BRUK SA	592	35,438
	Neuca SA	492	62,840
	Orange Polska SA	102,086	128,712
*	PGE Polska Grupa Energetyczna SA	142,096	161,954
*	PKP Cargo SA	10,554	26,916
	PlayWay SA	126	7,444
*	Polimex-Mostostal SA	38,961	27,815
	Polski Koncern Naftowy Orlen SA	109,257	1,254,655
*	Polskie Gornictwo Naftowe i Gazownictwo SA	95,924	103,437
	Powszechna Kasa Oszczednosci Bank Polski SA	18,853	102,737
	Powszechny Zaklad Ubezpieczen SA	46,581	260,961
	Santander Bank Polska SA	1,795	95,311
	Stalexport Autostrady SA	30,531	16,387

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	Tauron Polska Energia SA	408,376	$165,693
	Tim SA	2,794	15,808
	VRG SA	37,269	26,674
	Warsaw Stock Exchange	7,044	47,672
*	Wawel SA	12	1,055
	Wirtualna Polska Holding SA	947	18,407
Ω	XTB SA	9,256	52,855
*	Zespol Elektrowni Patnow Adamow Konin SA	2,391	13,691

TOTAL POLAND			7,137,048

PORTUGAL — (0.2%)
	Altri SGPS SA	29,560	164,491
#	Banco Comercial Portugues SA, Class R	4,743,324	675,805
	Corticeira Amorim SGPS SA	1,372	13,258
#	CTT-Correios de Portugal SA	31,613	97,580
	EDP - Energias de Portugal SA	135,196	590,714
	EDP Renovaveis SA	28,320	595,923
	Galp Energia SGPS SA	171,237	1,738,586
*	Greenvolt-Energias Renovaveis SA	7,124	54,720
	Ibersol SGPS SA	5,904	34,453
	Jeronimo Martins SGPS SA	35,737	739,506
	Mota-Engil SGPS SA	35,247	42,235
	Navigator Co. SA	82,228	313,276
#	NOS SGPS SA	121,646	476,460
*	Pharol SGPS SA	119,544	7,541
	REN - Redes Energeticas Nacionais SGPS SA	100,326	259,666
	Sonae SGPS SA	401,337	385,442

TOTAL PORTUGAL			6,189,656

QATAR — (0.3%)
	Aamal Co.	664,922	205,380
	Al Khaleej Takaful Group QSC	44,416	32,246
	Al Meera Consumer Goods Co. QSC	29,667	142,652
*	Alijarah Holding Co. QPSC	86,003	21,329
	Baladna	337,030	153,148
	Barwa Real Estate Co.	664,281	619,851
	Commercial Bank PSQC	149,688	258,740
*	Dlala Brokerage & Investments Holding Co. QSC	19,375	8,913
	Doha Bank QPSC	546,117	330,704
	Doha Insurance Co. QSC	92,281	52,104
*	Estithmar Holding QPSC	122,263	61,030
*	Gulf International Services QSC	317,292	158,382
	Gulf Warehousing Co.	106,906	125,415
	Industries Qatar QSC	88,592	383,516
*	Lesha Bank LLC	215,824	72,602
	Mannai Corp. QSC	76,812	160,224
	Masraf Al Rayan QSC	436,106	459,497
*	Mazaya Real Estate Development QPSC	193,314	44,345
	Medicare Group	37,835	72,327
	Mesaieed Petrochemical Holding Co.	382,998	238,872
	Ooredoo QPSC	238,943	640,604
	Qatar Aluminum Manufacturing Co.	806,807	358,968
	Qatar Electricity & Water Co. QSC	63,117	320,569
	Qatar Fuel QSC	103,912	544,402
	Qatar Gas Transport Co. Ltd.	782,032	880,453
	Qatar Industrial Manufacturing Co. QSC	43,068	41,750
	Qatar Insurance Co. SAQ	247,966	146,997
	Qatar International Islamic Bank QSC	96,423	306,267

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Qatar Islamic Bank SAQ	64,932	$434,487
	Qatar Islamic Insurance Group	22,820	55,676
	Qatar National Bank QPSC	367,484	2,012,213
	Qatar National Cement Co. QSC	99,220	124,112
	Qatar Navigation QSC	186,066	523,997
*	Salam International Investment Ltd. QSC	389,044	82,830
	United Development Co. QSC	728,383	286,509
	Vodafone Qatar QSC	732,352	336,674
*	Widam Food Co.	34,820	26,628

TOTAL QATAR			10,724,413

RUSSIA — (0.0%)
*††	Etalon Group PLC, GDR	52,815	0
*††	Gazprom PJSC, Sponsored ADR	161,061	0
*††	Globaltrans Investment PLC, GDR	20,741	0
*††	Lukoil PJSC, Sponsored ADR	14,179	0
*††	Magnitogorsk Iron & Steel Works PJSC,GDR	28,061	0
*††	Mechel PJSC, Sponsored ADR	6,898	0
*††	MMC Norilsk Nickel PJSC,ADR	24,954	0
*††	Mobile TeleSystems PJSC, ADR	50,988	0
*††	Novatek PJSC, GDR	272	0
*††	Novolipetsk Steel PJSC,GDR	8,401	0
*††	PhosAgro PJSC	135	0
*††	PhosAgro PJSC,GDR	21,074	0
*††	Polyus PJSC,GDR	2,588	0
*††	Ros Agro PLC,GDR	4,872	0
*††	Rosneft Oil Co. PJSC, GDR	19,260	0
*††	Rostelecom PJSC,Sponsored ADR	13,665	0
*††	RusHydro PJSC,ADR	194,709	0
*††	Sberbank of Russia PJSC,Sponsored ADR	65,441	0
*††	Severstal PAO,GDR	20,792	0
*††	Tatneft PJSC,Sponsored ADR	18,789	0
*††	VK Co. Ltd.,GDR	9,538	0
*††	VTB Bank PJSC,GDR	330,257	0
*††	X5 Retail Group NV,GDR	17,245	0

SAUDI ARABIA — (1.1%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	1,115	5,372
	Abdullah Al Othaim Markets Co.	10,556	318,894
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	1,037	8,822
	Advanced Petrochemical Co.	27,486	323,500
*	Al Alamiya for Cooperative Insurance Co.	3,174	12,770
	Al Babtain Power & Telecommunication Co.	9,527	57,069
*	Al Etihad Cooperative Insurance Co.	6,971	25,122
*	Al Gassim Investment Holding Co.	1,726	10,203
	Al Hammadi Holding	11,852	141,765
*	Al Hassan Ghazi Ibrahim Shaker Co.	3,154	18,836
	Al Jouf Agricultural Development Co.	1,033	11,857
*	Al Jouf Cement Co.	29,528	90,962
*	Al Khaleej Training & Education Co.	12,560	52,844
	Al Moammar Information Systems Co.	2,731	76,892
*	Al Rajhi Bank	109,472	2,482,373
*	Al Rajhi Co. for Co-operative Insurance	4,887	133,141
*	Al Sagr Cooperative Insurance Co.	1,725	8,364
	Al Yamamah Steel Industries Co.	5,821	46,259
*	AlAbdullatif Industrial Investment Co.	16,986	80,243
	Alandalus Property Co.	7,628	32,226
	Alaseel Co.	3,451	39,171
	Aldrees Petroleum & Transport Services Co.	10,265	198,134

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Alinma Bank	145,602	$1,452,520
*	AlJazira Takaful Ta’awuni Co.	10,697	43,583
*	Allianz Saudi Fransi Cooperative Insurance Co.	12,968	46,849
	Almarai Co. JSC	24,478	366,561
	Alujain Corp.	7,147	89,273
	Arab National Bank	56,365	483,994
	Arabian Cement Co.	20,253	202,517
*	Arabian Shield Cooperative Insurance Co.	15,425	72,214
	Arriyadh Development Co.	14,533	78,474
	Astra Industrial Group	19,390	283,890
	Ataa Educational Co.	3,050	43,001
	Baazeem Trading Co.	749	13,517
*	Bank AlBilad	105,078	1,419,014
	Bank Al-Jazira	114,358	711,502
	Banque Saudi Fransi	41,339	475,191
*	Basic Chemical Industries Ltd.	3,936	38,276
	Bawan Co.	13,739	137,215
	Bupa Arabia for Cooperative Insurance Co.	9,927	509,854
*	Buruj Cooperative Insurance Co.	4,569	19,631
*	Chubb Arabia Cooperative Insurance Co.	2,880	12,638
	City Cement Co.	27,332	147,713
*	Co. for Cooperative Insurance	11,806	266,066
	Dallah Healthcare Co.	5,864	249,992
*	Dar Al Arkan Real Estate Development Co.	272,987	976,693
	Dr Sulaiman Al Habib Medical Services Group Co.	2,776	167,456
*	Dur Hospitality Co.	12,904	73,126
	Eastern Province Cement Co.	17,399	204,854
	Electrical Industries Co.	8,872	63,417
*	Emaar Economic City	140,611	359,034
	Etihad Etisalat Co.	121,849	1,186,270
*	Fawaz Abdulaziz Al Hokair & Co.	9,280	42,715
	Fitaihi Holding Group	5,315	54,852
*	Gulf General Cooperative Insurance Co.	8,457	18,811
	Gulf Insurance Group	5,510	38,069
	Hail Cement Co.	19,115	64,777
	Halwani Brothers Co.	3,363	52,547
*	Herfy Food Services Co.	8,064	84,096
	Jarir Marketing Co.	9,484	413,679
*	Jazan Energy & Development Co.	15,465	56,055
	L’Azurde Co. for Jewelry	8,596	32,951
	Leejam Sports Co. JSC	6,450	135,723
	Maharah Human Resources Co.	3,770	60,506
*	Malath Cooperative Insurance Co.	3,784	12,971
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	12,640	32,541
*	Methanol Chemicals Co.	14,860	121,698
*	Middle East Healthcare Co.	5,516	47,443
	Middle East Paper Co.	12,182	168,736
*	Middle East Specialized Cables Co.	5,082	15,993
*	Mobile Telecommunications Co. Saudi Arabia	190,232	657,041
	Mouwasat Medical Services Co.	5,746	334,493
	Najran Cement Co.	45,836	154,858
*	Nama Chemicals Co.	4,594	55,188
*	National Agriculture Development Co.	17,828	123,716
	National Co. for Glass Industries	7,092	72,863
	National Co. for Learning & Education	1,295	20,452
	National Gas & Industrialization Co.	7,898	112,849
	National Gypsum	1,778	12,503
*	National Industrialization Co.	116,236	413,246
	National Medical Care Co.	6,637	123,550

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Northern Region Cement Co.	48,534	$151,381
	Qassim Cement Co.	12,442	249,623
*	Rabigh Refining & Petrochemical Co.	118,076	428,059
	Riyad Bank	115,000	1,099,101
	SABIC Agri-Nutrients Co.	11,848	500,600
	Sahara International Petrochemical Co.	109,370	1,177,463
*	Saudi Arabian Cooperative Insurance Co.	4,670	16,150
*	Saudi Arabian Mining Co.	57,690	1,284,077
Ω	Saudi Arabian Oil Co.	38,243	354,915
	Saudi Automotive Services Co.	10,217	85,980
	Saudi Basic Industries Corp.	38,584	905,972
	Saudi British Bank	77,212	894,391
	Saudi Cement Co.	23,641	335,309
	Saudi Ceramic Co.	11,576	127,528
	Saudi Chemical Co. Holding	23,865	186,380
*	Saudi Co. For Hardware CJSC	6,054	54,241
	Saudi Electricity Co.	37,749	271,056
*	Saudi Ground Services Co.	3,512	24,316
	Saudi Industrial Investment Group	88,366	527,926
	Saudi Industrial Services Co.	14,458	85,767
	Saudi Investment Bank	92,062	444,106
*	Saudi Kayan Petrochemical Co.	240,200	841,420
*	Saudi Marketing Co.	6,069	35,081
	Saudi National Bank	155,577	2,458,931
*	Saudi Paper Manufacturing Co.	892	6,662
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	6,903	48,652
*	Saudi Printing & Packaging Co.	11,187	52,047
*	Saudi Public Transport Co.	13,524	60,845
*	Saudi Real Estate Co.	27,748	92,905
*	Saudi Reinsurance Co.	16,594	58,747
*	Saudi Research & Media Group	9,079	486,338
	Saudi Telecom Co.	83,455	896,623
	Saudia Dairy & Foodstuff Co.	4,192	262,063
	Savola Group	69,033	537,832
*	Seera Group Holding	71,283	361,809
*	Sinad Holding Co.	35,189	118,854
	Southern Province Cement Co.	18,767	273,529
	Tabuk Cement Co.	25,254	117,378
*	Takween Advanced Industries Co.	13,528	38,267
	Umm Al-Qura Cement Co.	12,979	64,130
	United Electronics Co.	11,582	235,618
	United International Transportation Co.	14,529	176,827
*	Walaa Cooperative Insurance Co.	11,939	43,199
*	Yamama Cement Co.	34,971	273,397
	Yanbu Cement Co.	27,200	301,710
	Yanbu National Petrochemical Co.	58,446	694,918
*	Zamil Industrial Investment Co.	13,779	65,562

TOTAL SAUDI ARABIA			35,711,761

SINGAPORE — (0.7%)
	AEM Holdings Ltd.	74,800	169,630
*	Avarga Ltd.	120,400	20,852
	Aztech Global Ltd.	58,500	32,458
*	Banyan Tree Holdings Ltd.	83,400	16,199
*††	Best World International Ltd.	19,800	14,267
	Boustead Singapore Ltd.	164,600	91,312
	BRC Asia Ltd.	18,700	21,397
	Bukit Sembawang Estates Ltd.	36,100	103,558
	Capitaland India Trust	185,700	146,961

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Capitaland Investment Ltd.	171,300	$364,294
	Centurion Corp. Ltd.	89,000	20,708
	China Aviation Oil Singapore Corp. Ltd.	87,000	40,870
	China Sunsine Chemical Holdings Ltd.	380,200	113,038
	Chip Eng Seng Corp. Ltd.	150,600	76,611
	City Developments Ltd.	62,200	335,358
	Civmec Ltd.	80,600	34,426
	ComfortDelGro Corp. Ltd.	481,300	432,059
*	COSCO Shipping International Singapore Co. Ltd.	341,500	39,108
	CSE Global Ltd.	110,200	27,277
	DBS Group Holdings Ltd.	126,277	3,052,911
	Del Monte Pacific Ltd.	160,100	33,354
	Delfi Ltd.	102,000	50,789
	DFI Retail Group Holdings Ltd.	64,500	144,603
#*††	Ezion Holdings Ltd.	794,350	0
#*††	Ezra Holdings Ltd.	513,230	747
	Far East Orchard Ltd.	66,719	49,092
	First Resources Ltd.	199,600	209,707
	Food Empire Holdings Ltd.	122,200	43,211
	Fraser & Neave Ltd.	72,400	61,845
	Frasers Property Ltd.	112,900	71,396
#	Frencken Group Ltd.	105,200	62,435
	Fu Yu Corp. Ltd.	241,400	34,104
*	Gallant Venture Ltd.	211,200	19,243
	Genting Singapore Ltd.	462,200	262,840
	Geo Energy Resources Ltd.	295,000	81,179
	Golden Agri-Resources Ltd.	2,347,900	481,457
*	Golden Energy & Resources Ltd.	140,700	86,327
	Great Eastern Holdings Ltd.	9,900	125,173
	GuocoLand Ltd.	109,100	119,581
*	Halcyon Agri Corp. Ltd.	103,800	17,968
	Haw Par Corp. Ltd.	39,400	263,034
	Ho Bee Land Ltd.	90,300	147,427
	Hong Fok Corp. Ltd.	181,500	119,309
	Hong Leong Asia Ltd.	126,800	56,492
	Hong Leong Finance Ltd.	61,400	102,357
	Hongkong Land Holdings Ltd.	122,300	470,841
	Hour Glass Ltd.	68,900	94,988
	HRnetgroup Ltd.	32,200	16,612
	Hutchison Port Holdings Trust	2,014,100	328,951
*††	Hyflux Ltd.	178,500	0
	iFAST Corp. Ltd.	43,200	123,772
	Indofood Agri Resources Ltd.	263,400	54,818
	InnoTek Ltd.	36,400	11,056
	Japfa Ltd.	315,700	113,714
	Jardine Cycle & Carriage Ltd.	24,533	515,283
	Keppel Corp. Ltd.	174,500	858,892
	Keppel Infrastructure Trust.	822,451	307,760
	KSH Holdings Ltd.	61,200	14,658
*	Mandarin Oriental International Ltd.	12,600	20,756
*	Marco Polo Marine Ltd.	1,450,800	37,721
	Metro Holdings Ltd.	220,500	97,298
#*††	Midas Holdings Ltd.	408,200	0
	Nanofilm Technologies International Ltd.	76,100	93,631
	Netlink NBN Trust	303,400	183,268
	NSL Ltd.	15,200	8,708
	Olam Group Ltd.	193,545	183,239
	OUE Ltd.	126,500	112,634
	Oversea-Chinese Banking Corp. Ltd.	180,011	1,545,229

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Oxley Holdings Ltd.	401,837	$42,055
	Pacific Century Regional Developments Ltd.	64,700	17,368
	Pan-United Corp. Ltd.	70,025	20,052
	Propnex Ltd.	18,400	16,901
	PSC Corp. Ltd.	81,500	19,626
	Q&M Dental Group Singapore Ltd.	52,200	12,342
	QAF Ltd.	107,100	60,535
*	Raffles Education Ltd.	210,860	7,584
	Raffles Medical Group Ltd.	250,510	235,369
*	RH PetroGas Ltd.	84,200	10,500
	Riverstone Holdings Ltd.	45,400	17,300
*	SATS Ltd.	39,100	75,474
	SBS Transit Ltd.	21,100	38,595
	Sembcorp Industries Ltd.	257,896	530,145
*	Sembcorp Marine Ltd.	4,961,200	444,591
	Sheng Siong Group Ltd.	243,300	268,342
*	SIA Engineering Co. Ltd.	19,600	29,922
	SIIC Environment Holdings Ltd.	402,300	41,876
	Silverlake Axis Ltd.	175,100	40,163
	Sinarmas Land Ltd.	396,100	53,133
	Sing Holdings Ltd.	63,900	16,076
*	Singapore Airlines Ltd.	163,150	605,173
	Singapore Exchange Ltd.	123,000	731,435
	Singapore Land Group Ltd.	40,200	61,725
	Singapore Post Ltd.	371,300	141,783
	Singapore Technologies Engineering Ltd.	164,500	383,505
	Singapore Telecommunications Ltd.	129,900	229,022
	Stamford Land Corp. Ltd.	115,570	30,587
	StarHub Ltd.	194,500	147,041
	Straits Trading Co. Ltd.	51,684	75,235
*††	Swiber Holdings Ltd.	29,250	0
	Tai Sin Electric Ltd.	50,690	14,501
	Thomson Medical Group Ltd.	518,900	28,221
	Tuan Sing Holdings Ltd.	264,473	57,101
	UMS Holdings Ltd.	148,100	93,671
	United Overseas Bank Ltd.	90,816	1,781,700
	UOB-Kay Hian Holdings Ltd.	53,774	50,551
	UOL Group Ltd.	107,100	467,790
	Valuetronics Holdings Ltd.	195,980	61,622
	Venture Corp. Ltd.	58,600	659,446
	Vicom Ltd.	51,600	68,567
	Wilmar International Ltd.	488,000	1,336,901
	Wing Tai Holdings Ltd.	158,700	170,626
*	Yangzijiang Financial Holding Ltd.	633,000	138,609
	Yangzijiang Shipbuilding Holdings Ltd.	633,000	536,610

TOTAL SINGAPORE			22,860,164

SOUTH AFRICA — (1.3%)
	Absa Group Ltd.	118,884	1,290,988
	Adcock Ingram Holdings Ltd.	30,156	78,376
	Advtech Ltd.	223,460	216,690
	AECI Ltd.	71,115	357,755
	African Rainbow Minerals Ltd.	49,083	691,192
	Afrimat Ltd.	25,483	66,581
	Alexander Forbes Group Holdings Ltd.	144,117	38,889
	Altron Ltd., Class A	58,468	27,909
	Alviva Holdings Ltd.	68,147	85,277
	Anglo American Platinum Ltd.	4,000	318,504
	AngloGold Ashanti Ltd., Sponsored ADR	87,411	1,140,714

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
*	ArcelorMittal South Africa Ltd.	63,896	$16,375
	Aspen Pharmacare Holdings Ltd.	108,021	888,573
	Astral Foods Ltd.	17,948	172,330
	AVI Ltd.	115,961	464,481
	Barloworld Ltd.	115,762	647,829
	Bid Corp. Ltd.	28,384	456,760
	Bidvest Group Ltd.	112,897	1,304,430
*	Blue Label Telecoms Ltd.	219,486	61,656
#*	Brait PLC	301,387	71,491
	Capitec Bank Holdings Ltd.	3,941	408,078
	Cashbuild Ltd.	10,371	108,338
*	City Lodge Hotels Ltd.	40,777	9,307
	Clicks Group Ltd.	58,060	983,682
	Coronation Fund Managers Ltd.	70,488	125,830
	Curro Holdings Ltd.	52,980	24,357
	DataTec Ltd.	132,161	297,181
Ω	Dis-Chem Pharmacies Ltd.	70,599	129,043
*	Discovery Ltd.	96,065	628,344
*	Distell Group Holdings Ltd.	20,079	189,721
	DRDGOLD Ltd.	67,337	34,757
	Exxaro Resources Ltd.	78,422	873,873
	Famous Brands Ltd.	9,277	28,466
	FirstRand Ltd.	277,224	969,170
	Foschini Group Ltd.	81,516	509,655
#	Gold Fields Ltd., Sponsored ADR	243,638	1,919,867
	Grindrod Ltd.	176,161	99,402
	Grindrod Shipping Holdings Ltd.	4,404	113,594
	Harmony Gold Mining Co. Ltd.	107,803	298,565
	Harmony Gold Mining Co. Ltd., Sponsored ADR	104,321	292,099
	Hudaco Industries Ltd.	13,071	97,364
	Impala Platinum Holdings Ltd.	185,920	1,903,572
	Investec Ltd.	85,923	422,455
	Italtile Ltd.	84,443	63,208
	JSE Ltd.	20,989	115,973
	KAP Industrial Holdings Ltd.	730,619	183,734
	Kumba Iron Ore Ltd.	4,895	92,087
	Lewis Group Ltd.	34,490	90,413
	Libstar Holdings Ltd.	58,909	19,271
	Life Healthcare Group Holdings Ltd.	555,434	596,870
*	Massmart Holdings Ltd.	40,053	133,393
	Merafe Resources Ltd.	42,465	2,869
	Metair Investments Ltd.	86,596	130,529
	MiX Telematics Ltd.	4,997	1,388
	MiX Telematics Ltd., Sponsored ADR	5,899	47,310
	Momentum Metropolitan Holdings	459,285	429,013
	Motus Holdings Ltd.	73,334	463,003
	Mpact Ltd.	66,696	101,615
	Mr Price Group Ltd.	56,056	539,526
	MTN Group Ltd.	376,478	2,660,740
	MultiChoice Group	102,597	670,554
*	Murray & Roberts Holdings Ltd.	143,603	37,152
	Naspers Ltd., Class N	1,877	193,485
	Nedbank Group Ltd.	100,923	1,194,807
	NEPI Rockcastle NV	73,357	368,705
	Netcare Ltd.	290,766	247,303
	Ninety One Ltd.	34,621	81,410
*	Northam Platinum Holdings Ltd.	103,329	966,656
	Oceana Group Ltd.	34,784	104,913
	Old Mutual Ltd.	1,644,996	932,241

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Omnia Holdings Ltd.	56,465	$221,531
Ω	Pepkor Holdings Ltd.	429,618	530,961
	Pick n Pay Stores Ltd.	160,555	516,092
*	PPC Ltd.	589,412	71,538
#	PSG Konsult Ltd.	120,226	71,809
	Raubex Group Ltd.	66,994	104,544
	Reunert Ltd.	115,130	289,342
	RFG Holdings Ltd.	59,205	33,828
	Royal Bafokeng Platinum Ltd.	42,113	338,724
	Sanlam Ltd.	243,800	710,663
	Santam Ltd.	12,051	166,717
*	Sappi Ltd.	230,248	709,349
	Sasol Ltd.	59,699	1,003,543
#	Sasol Ltd., Sponsored ADR	42,458	714,568
	Shoprite Holdings Ltd.	80,015	1,018,475
	Sibanye Stillwater Ltd.	937,127	2,194,961
#	Sibanye Stillwater Ltd., ADR	14,926	140,159
	SPAR Group Ltd.	42,823	363,005
	Spur Corp. Ltd.	22,560	25,545
	Standard Bank Group Ltd.	135,147	1,261,629
*	Steinhoff International Holdings NV	237,520	24,442
	Sun International Ltd.	112,230	201,938
	Super Group Ltd.	234,624	332,097
*	Telkom SA SOC Ltd.	129,841	257,875
	Thungela Resources Ltd.	7,559	115,360
	Tiger Brands Ltd.	45,244	457,791
	Transaction Capital Ltd.	40,546	90,636
*	Trencor Ltd.	86,382	27,982
	Truworths International Ltd.	109,397	311,329
	Tsogo Sun Gaming Ltd.	191,790	120,272
	Vodacom Group Ltd.	42,415	288,910
*	Wilson Bayly Holmes-Ovcon Ltd.	29,110	152,909
	Woolworths Holdings Ltd.	270,001	925,885

TOTAL SOUTH AFRICA			43,126,097

SOUTH KOREA — (3.6%)
	ABco Electronics Co. Ltd.	2,040	15,059
	ABOV Semiconductor Co. Ltd.	2,891	20,441
*	Abpro Bio Co. Ltd.	15,343	5,605
*	Actoz Soft Co. Ltd.	2,277	10,294
	ADTechnology Co. Ltd.	1,392	16,129
	Advanced Nano Products Co. Ltd.	425	27,652
	Advanced Process Systems Corp.	2,951	35,638
	Aekyung Chemical Co. Ltd.	6,607	42,994
	Aekyung Industrial Co. Ltd.	1,084	8,357
*	AeroSpace Technology of Korea, Inc.	2,140	6,317
	AfreecaTV Co. Ltd.	2,466	137,295
*	Agabang&Company	14,748	32,389
	Ahnlab, Inc.	390	17,037
	AJ Networks Co. Ltd.	6,852	28,216
*	Ajin Industrial Co. Ltd.	8,820	17,105
*	Alteogen, Inc.	526	13,506
*	ALUKO Co. Ltd.	14,094	24,834
*	Amicogen, Inc.	966	12,858
*	Amo Greentech Co. Ltd.	2,250	23,944
	Amorepacific Corp.	1,028	66,744
#	Amorepacific Group	7,868	136,227
*	Amotech Co. Ltd.	1,253	19,137
*	Anam Electronics Co. Ltd.	20,095	26,032

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Ananti, Inc.	13,686	$50,699
*	Anterogen Co. Ltd.	1,096	10,971
*	Apact Co. Ltd.	3,082	10,670
	APLUS Asset Advisor Co., Ltd.	3,471	13,337
*	Aprogen pharmaceuticals, Inc.	89,910	34,966
*	Aprogen, Inc.	43,618	31,902
	APS Holdings Corp.	3,835	32,248
	APTC Co. Ltd.	4,906	47,880
*	Aroot Co. Ltd.	38,995	13,960
	Asia Cement Co. Ltd.	6,180	40,133
	ASIA Holdings Co. Ltd.	484	36,994
	Asia Paper Manufacturing Co. Ltd.	2,509	64,404
	Atinum Investment Co. Ltd.	14,759	28,220
	AUK Corp.	11,347	16,786
	Aurora World Corp.	2,350	12,601
	Austem Co. Ltd.	10,996	11,445
	Autech Corp.	2,978	12,237
	Baiksan Co. Ltd.	2,131	12,851
*	Barunson Entertainment & Arts Corp.	16,881	9,714
	BGF Co. Ltd.	10,500	24,038
#	BGF retail Co. Ltd.	1,819	237,874
	BH Co. Ltd.	7,554	127,474
*	Binex Co. Ltd.	1,677	13,084
	Binggrae Co. Ltd.	1,628	42,612
*	Bioneer Corp.	1,247	23,253
*	BioSmart Co. Ltd.	1,337	3,078
	BIT Computer Co. Ltd.	2,975	11,793
	Bixolon Co. Ltd.	3,329	18,117
*	BL Pharmtech Corp.	20,797	11,433
	Bluecom Co. Ltd.	5,249	14,853
	BNK Financial Group, Inc.	78,969	354,878
	Boditech Med, Inc.	4,479	32,364
*	Bohae Brewery Co. Ltd.	20,645	9,093
	BoKwang Industry Co. Ltd.	3,439	14,128
	Boryung	8,087	59,529
*	Bosung Power Technology Co. Ltd.	7,124	19,878
	Bukwang Pharmaceutical Co. Ltd.	6,106	32,304
*	Bumyang Construction Co. Ltd.	4,584	10,188
	BYC Co. Ltd.	49	12,637
	Byucksan Corp.	18,048	24,584
	C&G Hi Tech Co. Ltd.	1,149	9,028
*	Cafe24 Corp.	1,137	8,041
*	Capro Corp.	8,690	13,431
	Caregen Co. Ltd.	131	8,741
*	Carelabs Co. Ltd.	1,836	9,395
	Cell Biotech Co. Ltd.	1,257	9,870
	Celltrion Healthcare Co. Ltd.	1,466	71,326
*	Celltrion Pharm, Inc.	823	39,041
	Celltrion, Inc.	6,063	814,981
*	Central Motek Co. Ltd.	1,495	13,622
*	Chabiotech Co. Ltd.	2,751	25,423
	Changhae Ethanol Co. Ltd.	1,942	15,187
	Cheil Worldwide, Inc.	16,146	276,666
	Chemtronics Co. Ltd.	3,086	34,049
*	Chemtros Co. Ltd.	2,557	15,583
*	ChinHung International, Inc.	9,970	8,589
	Chinyang Holdings Corp.	4,663	9,827
	Chips&Media, Inc.	1,837	20,507
*	Choil Aluminum Co. Ltd.	12,350	20,246

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Chong Kun Dang Pharmaceutical Corp.	1,082	$63,733
	Chongkundang Holdings Corp.	933	34,372
	Choong Ang Vaccine Laboratory	1,593	11,669
*	Chorokbaem Healthcare Co. Ltd.	9,586	3,714
*	Chorokbaem Media Co. Ltd.	4,293	31,436
	Chosun Refractories Co. Ltd.	607	32,592
	Chunbo Co. Ltd.	317	48,486
	CJ CheilJedang Corp.	2,900	841,991
	CJ Corp.	6,245	314,306
	CJ ENM Co. Ltd.	3,540	182,021
	CJ Freshway Corp.	1,953	43,735
*	CJ Logistics Corp.	2,627	161,783
*	CJ Seafood Corp.	3,844	7,157
	CKD Bio Corp.	1,097	16,765
	Classys, Inc.	4,375	47,181
	CLIO Cosmetics Co. Ltd.	1,113	9,746
*	CMG Pharmaceutical Co. Ltd.	5,872	8,740
*	CoAsia Corp.	2,042	8,958
*	Com2uS Holdings Corp.	1,064	32,175
	Com2uSCorp.	2,362	117,527
*	Comtec Systems Co. Ltd.	43,650	19,170
*	ContentreeJoongAng Corp.	611	9,424
*	Coreana Cosmetics Co. Ltd.	5,061	9,997
*	COSMAX NBT, Inc.	2,021	5,455
	Cosmax, Inc.	2,904	93,157
*	Cosmecca Korea Co. Ltd.	1,559	7,103
*	CosmoAM&T Co. Ltd.	1,595	74,893
*	Cosmochemical Co. Ltd.	2,264	39,900
	Coway Co. Ltd.	11,250	436,229
	Coweaver Co. Ltd.	2,448	11,614
	Creas F&C Co. Ltd.	1,170	16,308
	Creverse, Inc.	1,783	25,876
	Crown Confectionery Co. Ltd.	2,751	15,706
	CROWNHAITAI Holdings Co. Ltd.	3,919	16,737
*	CrystalGenomics, Inc.	5,410	12,920
	CS Wind Corp.	906	37,322
*	CTC BIO, Inc.	2,718	12,904
	CTK Co. Ltd.	2,527	10,151
	Cuckoo Holdings Co. Ltd.	1,645	18,745
	Cuckoo Homesys Co. Ltd.	2,558	51,484
*	Curexo, Inc.	2,492	12,489
*	Curo Co. Ltd.	9,884	2,261
	Cymechs, Inc.	1,110	9,373
*	D&C Media Co. Ltd.	822	7,371
	D.I Corp.	3,402	10,478
*	DA Technology Co. Ltd.	4,408	11,006
	Dae Han Flour Mills Co. Ltd.	427	38,627
	Dae Hwa Pharmaceutical Co. Ltd.	1,666	11,851
	Dae Hyun Co. Ltd.	8,440	12,506
*	Dae Won Chemical Co. Ltd.	8,405	15,926
	Dae Won Kang Up Co. Ltd.	14,591	26,096
*	Dae Young Packaging Co. Ltd.	10,476	10,873
*	Daea TI Co. Ltd.	7,559	15,084
*	Daebo Magnetic Co. Ltd.	445	18,846
	Daebongls Co. Ltd.	2,132	11,407
	Daechang Co. Ltd.	20,114	18,036
	Daedong Corp.	8,532	68,504
	Daeduck Co. Ltd.	2,873	12,150
	Daeduck Electronics Co. Ltd.	10,730	184,697

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Daehan New Pharm Co. Ltd.	3,512	$21,259
	Daehan Steel Co. Ltd.	6,129	52,595
*	Dae-Il Corp.	7,233	20,262
	Daejoo Electronic Materials Co. Ltd.	743	46,734
	Daejung Chemicals & Metals Co. Ltd.	699	8,717
	Daekyo Co. Ltd.	7,575	12,197
	Daelim B&Co Co. Ltd.	2,743	7,371
*	Daemyung Sonoseason Co. Ltd.	12,905	6,290
#	Daesang Corp.	7,766	114,094
	Daesang Holdings Co. Ltd.	8,332	41,365
	Daesung Energy Co. Ltd.	2,683	20,736
	Daesung Holdings Co. Ltd.	467	32,352
*	Daesung Industrial Co. Ltd.	7,052	20,228
*	Daewon Media Co. Ltd.	1,500	12,444
	Daewon Pharmaceutical Co. Ltd.	3,710	43,815
	Daewon San Up Co. Ltd.	5,358	20,702
#*	Daewoo Engineering & Construction Co. Ltd.	60,935	179,449
#*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	4,675	59,959
	Daewoong Co. Ltd.	2,635	38,128
	Daewoong Pharmaceutical Co. Ltd.	320	36,228
	Daihan Pharmaceutical Co. Ltd.	2,113	41,359
	Daishin Securities Co. Ltd.	13,391	131,022
*	Daiyang Metal Co. Ltd.	5,644	13,216
*	Danal Co. Ltd.	5,161	20,905
*	Danawa Co. Ltd.	1,195	14,324
	Daol Investment & Securities Co. Ltd.	22,459	48,720
	Daou Data Corp.	5,188	56,544
	Daou Technology, Inc.	9,243	117,300
*	Dasan Networks, Inc.	8,158	23,043
	Dawonsys Co. Ltd.	2,220	26,584
*	Dayou Automotive Seat Technology Co. Ltd.	22,456	10,494
	DB Financial Investment Co. Ltd.	14,665	41,389
	DB HiTek Co. Ltd.	10,837	335,449
	DB Insurance Co. Ltd.	24,548	968,810
*	DB, Inc.	62,309	32,935
	DCM Corp.	786	7,715
	Dentium Co. Ltd.	1,837	98,189
	Deutsch Motors, Inc.	7,502	32,865
*	Development Advance Solution Co. Ltd.	4,645	17,378
	Device ENG Co. Ltd.	1,487	16,194
	Devsisters Co. Ltd.	536	18,305
	DGB Financial Group, Inc.	68,258	325,031
	DI Dong II Corp.	6,760	68,096
	Digital Chosun Co. Ltd.	7,564	12,269
	Digital Daesung Co. Ltd.	6,676	29,921
*	DIO Corp.	1,153	16,040
	Display Tech Co. Ltd.	3,673	12,558
	DL Construction Co. Ltd.	1,716	15,823
#	DL E&C Co. Ltd.	11,126	268,437
	DL Holdings Co. Ltd.	4,437	191,203
*††	DMOA Co. Ltd.	21,844	7,238
	DMS Co. Ltd.	5,594	18,398
	DN Automotive Corp.	1,827	74,263
	DNF Co. Ltd.	1,532	14,139
	Dohwa Engineering Co. Ltd.	2,214	13,901
	Dong A Eltek Co. Ltd.	3,336	14,572
	Dong Ah Tire & Rubber Co. Ltd.	1,575	12,822
	Dong-A Hwasung Co. Ltd.	4,330	23,365
	Dong-A Socio Holdings Co. Ltd.	821	58,708

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dong-A ST Co. Ltd.	1,625	$62,113
*	Dongbang Transport Logistics Co. Ltd.	18,539	27,885
	Dongbu Corp.	2,681	12,799
	Dongil Industries Co. Ltd.	605	75,826
	Dongjin Semichem Co. Ltd.	11,185	235,370
	DongKook Pharmaceutical Co. Ltd.	5,555	61,147
	Dongkuk Industries Co. Ltd.	8,871	29,228
	Dongkuk Steel Mill Co. Ltd.	27,545	220,710
	Dongkuk Structures & Construction Co. Ltd.	3,477	12,686
	Dongsuh Cos., Inc.	3,025	43,272
	Dongsung Chemical Co. Ltd.	10,932	33,861
	Dongsung Finetec Co. Ltd.	4,233	32,769
*	Dongwha Enterprise Co. Ltd.	623	28,642
	Dongwha Pharm Co. Ltd.	5,010	31,710
	Dongwon Development Co. Ltd.	24,409	60,922
	Dongwon F&B Co. Ltd.	498	45,076
	Dongwon Industries Co. Ltd.	849	137,007
	Dongwon Systems Corp.	676	21,758
	Dongyang E&P, Inc.	2,542	22,446
*	Dongyang Steel Pipe Co. Ltd.	20,607	14,652
	Doosan Bobcat, Inc.	13,506	316,972
	Doosan Co. Ltd.	3,050	165,245
*	Doosan Enerbility Co. Ltd.	7,707	71,508
*	Doosan Fuel Cell Co. Ltd.	1,451	27,690
	Doosan Tesna, Inc.	3,222	60,210
	DoubleUGames Co. Ltd.	3,082	103,580
	Douzone Bizon Co. Ltd.	1,761	37,638
*	Dream Security Co. Ltd.	7,102	13,487
	Dreamtech Co. Ltd.	10,640	71,462
*	DSC Investment, Inc.	4,765	13,790
*	DSK Co. Ltd.	1,748	7,086
*	Duk San Neolux Co. Ltd.	1,910	51,303
*	Duksan Hi-Metal Co. Ltd.	3,698	14,886
	Duksung Co. Ltd.	1,268	4,404
	DY Corp.	6,599	25,129
	DY POWER Corp.	2,787	21,383
*	E& Corp. Co. Ltd.	3,908	7,180
*	E&M Co. Ltd.	21,301	5,516
	E1 Corp.	816	24,456
	Eagon Industrial Ltd.	1,886	9,887
	Easy Bio, Inc.	3,339	8,980
	Easy Holdings Co. Ltd.	13,163	26,533
	eBEST Investment & Securities Co. Ltd.	9,868	34,960
	Echo Marketing, Inc.	5,179	50,989
	Ecoplastic Corp.	9,423	20,039
	Ecopro BM Co. Ltd.	2,205	177,599
	Ecopro Co. Ltd.	1,709	169,670
	Ecopro HN Co. Ltd.	1,060	38,325
	e-Credible Co. Ltd.	909	10,903
*	Ehwa Technologies Information Co. Ltd.	49,569	24,364
	Elentec Co. Ltd.	4,988	42,399
	E-MART, Inc.	4,956	293,805
	EM-Tech Co. Ltd.	2,384	45,660
	ENF Technology Co. Ltd.	3,528	56,538
*	Enplus Co. Ltd.	6,875	23,987
*	Enzychem Lifesciences Corp.	23,667	31,688
	Eo Technics Co. Ltd.	1,070	48,845
	Estechpharma Co. Ltd.	3,921	20,125
*	E-TRON Co. Ltd.	77,989	8,583

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Eubiologics Co. Ltd.	1,566	$11,394
	Eugene Corp.	21,899	52,256
	Eugene Investment & Securities Co. Ltd.	37,902	60,956
	Eugene Technology Co. Ltd.	3,798	57,299
	Eusu Holdings Co. Ltd.	5,910	28,614
*	EV Advanced Material Co. Ltd.	5,865	6,943
*	E-World	11,509	12,625
	Exicon Co. Ltd.	1,097	7,003
	F&F Co. Ltd.	4,785	487,552
	Farmsco	7,465	19,249
	FarmStory Co. Ltd.	18,064	25,563
	Fila Holdings Corp.	12,361	283,101
	Fine M-Tec Co. Ltd.	2,112	11,224
	Fine Semitech Corp.	1,728	16,329
	Fine Technix Co. Ltd.	1,148	1,899
	Foosung Co. Ltd.	16,185	140,395
	Gabia, Inc.	1,782	12,736
	Gaon Cable Co. Ltd.	1,587	18,582
*	GemVax & Kael Co. Ltd.	1,656	14,385
	Gemvaxlink Co. Ltd.	21,178	15,367
*	Genexine, Inc.	2,129	33,379
*	Genie Music Corp.	6,187	16,375
*	GenNBio, Inc.	6,014	6,874
	GENOLUTION, Inc.	1,441	10,451
	Global Standard Technology Co. Ltd.	1,378	19,084
	GMB Korea Corp.	3,121	10,616
	Golfzon Co. Ltd.	1,242	100,346
	Golfzon Newdin Holdings Co. Ltd.	8,068	30,445
	Gradiant Corp.	3,293	31,502
	Green Cross Corp.	468	41,801
	Green Cross Holdings Corp.	7,392	89,839
	GS Engineering & Construction Corp.	19,090	290,068
*	GS Global Corp.	25,862	48,873
	GS Holdings Corp.	20,440	659,303
	GS Retail Co. Ltd.	13,922	247,910
	Gwangju Shinsegae Co. Ltd.	1,845	40,772
	HAESUNG DS Co. Ltd.	3,675	97,721
	Han Kuk Carbon Co. Ltd.	4,424	34,388
	Hana Financial Group, Inc.	48,169	1,392,632
	Hana Materials, Inc.	2,188	46,935
*	Hana Micron, Inc.	14,856	97,161
	Hana Pharm Co. Ltd.	1,378	13,820
*	Hanall Biopharma Co. Ltd.	1,578	15,683
	HanChang Paper Co. Ltd.	12,050	12,593
*	Hancom WITH, Inc.	5,395	12,795
*	Hancom, Inc.	2,465	22,608
	Handok, Inc.	2,498	28,384
	Handsome Co. Ltd.	4,070	71,582
	Hanil Cement Co. Ltd.	2,373	18,781
	Hanil Feed Co. Ltd.	5,105	22,004
	Hanil Holdings Co. Ltd.	2,428	17,197
	Hanil Hyundai Cement Co. Ltd.	369	4,707
*	Hanjin Kal Corp.	186	5,185
	Hanjin Transportation Co. Ltd.	3,824	51,763
	Hankook Shell Oil Co. Ltd.	239	41,764
	Hankook Tire & Technology Co. Ltd.	25,389	650,320
	Hanmi Pharm Co. Ltd.	379	67,240
	Hanmi Science Co. Ltd.	510	11,444
	Hanmi Semiconductor Co. Ltd.	10,954	90,445

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	HanmiGlobal Co. Ltd.	1,679	$46,675
#	Hanon Systems	34,064	186,136
	Hansae Co. Ltd.	5,784	59,739
	Hanshin Construction Co. Ltd.	4,822	29,788
	Hansol Chemical Co. Ltd.	2,668	346,525
	Hansol Holdings Co. Ltd.	13,497	29,918
	Hansol HomeDeco Co. Ltd.	16,336	12,073
*	Hansol IONES Co. Ltd.	3,514	16,252
	Hansol Logistics Co. Ltd.	4,521	8,191
	Hansol Paper Co. Ltd.	11,693	111,852
*	Hansol Technics Co. Ltd.	10,714	39,047
	Hanssem Co. Ltd.	913	23,968
	Hanwha Aerospace Co. Ltd.	6,571	306,021
	Hanwha Corp.	10,651	189,515
*	Hanwha General Insurance Co. Ltd.	35,527	91,684
	Hanwha Investment & Securities Co. Ltd.	57,776	99,482
*	Hanwha Life Insurance Co. Ltd.	72,650	111,225
*	Hanwha Solutions Corp.	9,948	328,768
	Hanyang Eng Co. Ltd.	4,895	46,645
	Hanyang Securities Co. Ltd.	4,400	26,775
	Harim Co. Ltd.	15,284	28,815
	Harim Holdings Co. Ltd.	4,720	23,290
	HB Technology Co. Ltd.	6,750	8,656
	HD Hyundai Co. Ltd.	12,163	519,229
	HDC Holdings Co. Ltd.	10,850	41,561
	HDC Hyundai Development Co. Engineering & Construction, Class E	14,687	102,938
	HDC Hyundai Engineering Plastics Co. Ltd.	4,188	11,407
	HDCLabs Co. Ltd.	2,213	11,565
	Hecto Innovation Co. Ltd.	2,233	20,516
*	Helixmith Co. Ltd.	1,239	10,851
*	Heungkuk Fire & Marine Insurance Co. Ltd.	27,089	56,054
*	HFR, Inc.	2,052	43,558
	HIMS Co. Ltd.	1,730	6,968
	Hite Jinro Co. Ltd.	4,467	80,319
	Hitejinro Holdings Co. Ltd.	5,594	39,623
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	11,122	23,721
*	HJ Shipbuilding & Construction Co. Ltd.	4,884	12,015
	HL D&I Halla Corp.	15,710	31,317
	HL Holdings Corp.	3,614	79,825
	HL Mando Co. Ltd.	9,881	342,117
*	HLB Global Co. Ltd.	3,620	20,215
*	HLB Life Science Co. Ltd.	1,949	16,564
*	Hlb Pharma Ceutical Co. Ltd.	2,071	20,295
*	HLB Therapeutics Co. Ltd.	2,298	21,799
*	HLB, Inc.	3,522	99,851
#	HMM Co. Ltd.	73,067	977,412
*	Home Center Holdings Co. Ltd.	20,700	15,740
*	Homecast Co. Ltd.	5,319	15,358
	Hotel Shilla Co. Ltd.	6,246	284,426
	HS Industries Co. Ltd.	24,131	63,599
*	HSD Engine Co. Ltd.	6,338	29,074
*	Hugel, Inc.	662	51,859
*	Humax Co. Ltd.	5,092	12,577
	Humedix Co. Ltd.	763	11,269
*	Huneed Technologies	3,729	16,286
	Huons Co. Ltd.	1,856	40,681
	Huons Global Co. Ltd.	2,411	29,897
	Huvis Corp.	5,615	19,384
	Huvitz Co. Ltd.	2,773	21,458

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hwa Shin Co. Ltd.	11,774	$73,493
	Hwacheon Machine Tool Co. Ltd.	773	17,005
*	Hwail Pharm Co. Ltd.	20,664	31,560
	Hwangkum Steel & Technology Co. Ltd.	4,501	22,639
	Hwaseung Corp. Co. Ltd.	11,680	10,898
	Hwaseung Enterprise Co. Ltd.	4,866	30,063
	HwaSung Industrial Co. Ltd.	3,868	29,954
*	HYBE Co. Ltd.	232	19,638
	Hy-Lok Corp.	2,141	30,989
#	Hyosung Advanced Materials Corp.	905	202,089
*	Hyosung Chemical Corp.	872	61,937
#	Hyosung Corp.	3,021	145,113
*	Hyosung Heavy Industries Corp.	1,480	59,502
	Hyosung TNC Corp.	1,183	216,770
	Hyundai Bioland Co. Ltd.	1,295	10,988
	Hyundai BNG Steel Co. Ltd.	4,399	32,039
	Hyundai Construction Equipment Co. Ltd.	5,034	151,592
	Hyundai Corp.	3,245	36,853
	Hyundai Corp. Holdings, Inc.	2,677	19,060
	Hyundai Department Store Co. Ltd.	4,289	162,672
*	Hyundai Doosan Infracore Co. Ltd.	49,004	190,510
*	Hyundai Electric & Energy System Co. Ltd.	2,835	68,248
	Hyundai Elevator Co. Ltd.	6,841	120,875
	Hyundai Engineering & Construction Co. Ltd.	18,496	452,178
	Hyundai Ezwel Co. Ltd.	2,550	9,209
	Hyundai Futurenet Co. Ltd.	19,724	36,499
	Hyundai Glovis Co. Ltd.	5,516	672,330
	Hyundai Greenfood Co. Ltd.	14,906	68,047
	Hyundai Home Shopping Network Corp.	2,773	87,116
	Hyundai Livart Furniture Co. Ltd.	5,250	30,994
	Hyundai Marine & Fire Insurance Co. Ltd.	34,740	811,288
*	Hyundai Mipo Dockyard Co. Ltd.	1,222	78,644
	Hyundai Mobis Co. Ltd.	5,217	800,180
	Hyundai Motor Co.	10,352	1,192,949
	Hyundai Motor Securities Co. Ltd.	8,272	53,453
	Hyundai Pharmaceutical Co. Ltd.	2,593	9,104
*	Hyundai Rotem Co. Ltd.	4,998	85,284
	Hyundai Steel Co.	22,549	443,724
#	Hyundai Wia Corp.	6,863	293,595
	HyVision System, Inc.	1,431	15,275
*	iA, Inc.	27,516	13,437
	ICD Co. Ltd.	3,937	23,361
	IDIS Holdings Co. Ltd.	2,459	18,895
*	IHQ, Inc.	24,183	9,054
*	Il Dong Pharmaceutical Co. Ltd.	1	19
	Iljin Electric Co. Ltd.	4,435	13,591
	Iljin Holdings Co. Ltd.	11,581	32,582
	Iljin Materials Co. Ltd.	927	39,335
	Ilshin Spinning Co. Ltd.	489	35,671
	Ilsung Pharmaceuticals Co. Ltd.	145	10,826
	Ilyang Pharmaceutical Co. Ltd.	2,108	26,276
*	iMarketKorea, Inc.	6,839	49,416
	InBody Co. Ltd.	2,830	40,726
*	INCON Co. Ltd.	7,359	5,827
	Incross Co. Ltd.	575	6,430
	Industrial Bank of Korea	67,328	493,421
	Innocean Worldwide, Inc.	2,205	62,108
	InnoWireless Co. Ltd.	675	12,999
	Innox Advanced Materials Co. Ltd.	3,788	72,495

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Inscobee, Inc.	9,978	$10,707
*	Insun ENT Co. Ltd.	3,661	23,013
*	Insung Information Co. Ltd.	10,727	15,338
	Intekplus Co. Ltd.	2,268	21,900
	Intellian Technologies, Inc.	306	13,380
	Intelligent Digital Integrated Security Co. Ltd.	1,023	15,430
*	Interflex Co. Ltd.	2,858	20,515
	Interojo Co. Ltd.	1,783	30,417
	INTOPS Co. Ltd.	5,178	101,003
*	iNtRON Biotechnology, Inc.	1,380	8,553
	Inzi Controls Co. Ltd.	1,735	9,732
	IS Dongseo Co. Ltd.	2,572	56,838
	ISC Co. Ltd.	2,623	55,726
	i-SENS, Inc.	1,688	40,943
	ISU Chemical Co. Ltd.	2,491	43,922
*	IsuPetasys Co. Ltd.	18,298	75,406
	ITM Semiconductor Co. Ltd.	769	15,832
	It’s Hanbul Co. Ltd.	1,087	10,882
*	Jahwa Electronics Co. Ltd.	1,837	23,973
	JB Financial Group Co. Ltd.	62,518	314,813
	JC Chemical Co. Ltd.	3,231	16,713
	JC Hyun System, Inc.	1,892	4,791
	Jeil Pharmaceutical Co. Ltd.	506	6,330
*	Jeju Semiconductor Corp.	6,082	16,276
	Jinro Distillers Co. Ltd.	496	7,482
	Jinsung T.E.C.	4,387	33,177
	JLS Co. Ltd.	2,834	14,778
*	JNK Heaters Co. Ltd.	4,478	16,793
*	JNTC Co. Ltd.	3,710	12,151
	JS Corp.	1,046	10,368
	Jusung Engineering Co. Ltd.	10,889	87,196
	JVM Co. Ltd.	732	8,952
	JW Holdings Corp.	6,216	12,244
	JW Life Science Corp.	3,481	28,707
	JW Pharmaceutical Corp.	3,436	45,103
*	JW Shinyak Corp.	7,992	18,763
	JYP Entertainment Corp.	9,718	377,782
	Kakao Corp.	2,411	85,530
*	Kakao Games Corp.	757	20,939
	Kangnam Jevisco Co. Ltd.	1,448	21,275
*	Kangwon Land, Inc.	6,039	97,369
	KAON Media Co. Ltd.	4,033	16,634
	KB Financial Group, Inc.	49,768	1,674,647
	KB Financial Group, Inc., ADR	1,286	43,132
	KC Co. Ltd.	3,354	36,426
	KC Tech Co. Ltd.	2,445	25,852
	KCC Corp.	1,374	234,635
	KCC Engineering & Construction Co. Ltd.	3,099	12,666
	KCC Glass Corp.	3,384	91,788
	KCTC	3,390	9,620
*	KEC Corp.	14,505	26,099
	KEPCO Engineering & Construction Co., Inc.	1,021	35,532
	KEPCO Plant Service & Engineering Co. Ltd.	1,640	36,676
*	KEYEAST Co. Ltd.	1,642	6,600
	KG Chemical Corp.	1,669	26,905
	KG Dongbu Steel	6,855	37,318
	KG Eco Technology Service Co. Ltd.	4,964	33,097
	Kginicis Co. Ltd.	4,395	39,567
	KGMobilians Co. Ltd.	4,597	18,299

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KH Vatec Co. Ltd.	2,559	$21,759
	Kia Corp.	32,521	1,511,276
*	KidariStudio, Inc.	3,994	17,480
	KINX, Inc.	620	22,358
	KISCO Corp.	6,754	27,571
	KISCO Holdings Co. Ltd.	3,626	32,792
	KISWIRE Ltd.	2,991	37,626
	KIWOOM Securities Co. Ltd.	5,396	305,311
*	KleanNara Co. Ltd.	8,659	17,712
	Koentec Co. Ltd.	5,183	28,059
	Koh Young Technology, Inc.	5,440	45,505
	Kolmar BNH Co. Ltd.	3,110	46,941
	Kolmar Korea Co. Ltd.	1,821	43,695
	Kolmar Korea Holdings Co. Ltd.	3,265	31,577
	Kolon Corp.	2,068	32,741
	Kolon Global Corp.	2,247	21,110
	Kolon Industries, Inc.	8,158	248,423
	Kolon Plastic, Inc.	1,808	12,306
	KoMiCo Ltd.	2,082	67,833
*	KONA I Co. Ltd.	2,045	22,205
	Kook Soon Dang Brewery Co. Ltd.	2,348	10,697
	Korea Aerospace Industries Ltd.	4,237	140,713
	Korea Alcohol Industrial Co. Ltd.	4,299	31,788
	Korea Arlico Pharm Co. Ltd.	3,290	12,067
	Korea Asset In Trust Co. Ltd.	32,495	66,115
	Korea Cast Iron Pipe Industries Co. Ltd.	2,701	12,936
*	Korea Circuit Co. Ltd.	5,045	50,637
	Korea District Heating Corp.	936	17,171
*	Korea Electric Power Corp., Sponsored ADR	1,200	7,044
*	Korea Electric Power Corp.	12,674	148,622
	Korea Electric Terminal Co. Ltd.	1,644	59,721
	Korea Electronic Power Industrial Development Co. Ltd.	4,210	23,618
	Korea Export Packaging Industrial Co. Ltd.	855	15,183
	Korea Gas Corp.	5,196	126,804
	Korea Investment Holdings Co. Ltd.	13,385	464,644
*	Korea Line Corp.	66,690	92,024
	Korea Petrochemical Ind Co. Ltd.	1,452	120,406
	Korea Petroleum Industries Co.	1,408	10,641
	Korea Ratings Corp.	343	16,180
	Korea Real Estate Investment & Trust Co. Ltd.	62,292	59,621
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	8,133	414,306
	Korea United Pharm, Inc.	2,212	36,874
	Korea Zinc Co. Ltd.	531	238,128
*	Korean Air Lines Co. Ltd.	43,688	707,485
	Korean Reinsurance Co.	30,368	156,578
*	Kortek Corp.	4,073	25,902
*	KOSES Co. Ltd.	2,548	13,186
*	KPM Tech Co. Ltd.	26,882	7,185
	KPX Chemical Co. Ltd.	807	27,040
	KSS LINE Ltd.	6,720	42,383
*	KT Alpha Co. Ltd.	4,017	14,728
#	KT Corp., Sponsored ADR	2,500	31,775
	KT Corp.	2,588	66,447
	KT Skylife Co. Ltd.	13,595	78,034
	KT&G Corp.	9,474	636,288
	KTCS Corp.	8,939	13,541
	Ktis Corp.	7,637	13,124
	Kukbo Design Co. Ltd.	1,117	13,626
	Kukdo Chemical Co. Ltd.	691	20,967

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kukdong Oil & Chemicals Co. Ltd.	3,251	$8,143
*	Kuk-il Paper Manufacturing Co. Ltd.	8,527	14,963
*	Kum Yang Co. Ltd.	1,789	34,471
*	Kumho HT, Inc.	44,811	31,406
	Kumho Petrochemical Co. Ltd.	8,905	816,361
*	Kumho Tire Co., Inc.	29,900	64,637
	KUMHOE&C Co. Ltd.	5,409	22,947
	Kumkang Kind Co. Ltd.	6,650	24,235
	Kwang Dong Pharmaceutical Co. Ltd.	11,146	46,200
	Kwang Myung Electric Co. Ltd.	8,801	12,973
	Kyeryong Construction Industrial Co. Ltd.	3,546	42,461
	Kyobo Securities Co. Ltd.	7,247	26,535
	Kyochon F&B Co. Ltd.	1,522	11,152
	Kyung Dong Navien Co. Ltd.	1,868	45,109
	Kyungbang Co. Ltd.	4,750	36,482
	KyungDong City Gas Co. Ltd.	710	11,662
	Kyungdong Pharm Co. Ltd.	4,514	23,297
	Kyung-In Synthetic Corp.	5,514	18,410
	L&C Bio Co. Ltd.	706	11,104
	LabGenomics Co. Ltd.	11,911	60,155
*	Lake Materials Co. Ltd.	10,907	44,523
	LB Semicon, Inc.	13,039	73,224
	LEADCORP, Inc.	7,183	38,121
	LEENO Industrial, Inc.	2,474	237,028
	LF Corp.	8,861	92,229
	LG Chem Ltd.	1,730	759,191
	LG Corp.	10,721	595,155
	LG Display Co. Ltd., ADR	7,000	31,080
	LG Display Co. Ltd.	87,074	777,074
	LG Electronics, Inc.	46,957	2,682,195
	LG H&H Co. Ltd.	1,213	433,382
	LG HelloVision Co. Ltd.	3,552	11,309
	LG Innotek Co. Ltd.	2,305	478,205
	LG Uplus Corp.	102,528	823,329
	LIG Nex1 Co. Ltd.	2,263	161,338
	LMS Co. Ltd.	179	869
	Lock & Lock Co. Ltd.	4,679	20,012
	LOT Vacuum Co. Ltd.	2,233	15,874
	Lotte Chemical Corp.	3,715	384,942
	Lotte Chilsung Beverage Co. Ltd.	1,425	140,325
	Lotte Confectionery Co. Ltd.	981	89,440
	Lotte Corp.	6,229	142,352
*	Lotte Data Communication Co.	1,292	21,149
	LOTTE Fine Chemical Co. Ltd.	7,901	310,695
	LOTTE Himart Co. Ltd.	3,662	33,884
*	Lotte Non-Life Insurance Co. Ltd.	18,622	19,323
	Lotte Shopping Co. Ltd.	3,430	210,006
*	Lotte Tour Development Co. Ltd.	2,671	16,898
	LS Cable & System Asia Ltd.	2,218	11,722
	LS Corp.	5,733	267,126
	LS Electric Co. Ltd.	2,820	108,686
*	Lumens Co. Ltd.	13,126	9,664
	Lutronic Corp.	2,412	30,621
*	LVMC Holdings	22,015	41,884
	LX Hausys Ltd.	2,888	65,152
*	LX Holdings Corp.	5,199	31,651
	LX International Corp.	14,844	422,806
	LX Semicon Co. Ltd.	2,678	155,377
	M.I.Tech Co. Ltd.	2,614	21,697

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Macquarie Korea Infrastructure Fund	52,657	$408,101
	Macrogen, Inc.	2,795	39,871
	Maeil Dairies Co. Ltd.	1,216	40,152
	Maeil Holdings Co. Ltd.	3,729	22,064
	MAKUS, Inc.	2,994	14,255
*	Maniker Co. Ltd.	11,358	10,310
	Mcnex Co. Ltd.	3,884	74,649
*	MDS Tech, Inc.	2,837	11,665
*	ME2ON Co. Ltd.	7,916	25,879
	Mediana Co. Ltd.	2,091	6,862
*	MEDICOX Co. Ltd.	1,596	9,678
*	Medipost Co. Ltd.	780	7,866
	Medy-Tox, Inc.	819	60,361
	MegaStudy Co. Ltd.	3,852	29,717
	MegaStudyEdu Co. Ltd.	2,801	168,326
#	Meritz Financial Group, Inc.	13,458	204,547
	Meritz Fire & Marine Insurance Co. Ltd.	11,958	263,533
	Meritz Securities Co. Ltd.	107,207	277,996
*	Mgame Corp.	2,362	10,007
	Mi Chang Oil Industrial Co. Ltd.	191	9,975
	MiCo Ltd.	14,070	91,600
	Mirae Asset Life Insurance Co. Ltd.	30,084	55,925
	Mirae Asset Securities Co. Ltd.	80,684	359,169
	Mirae Asset Venture Investment Co. Ltd.	5,505	16,545
	Miwon Commercial Co. Ltd.	265	31,548
	Miwon Specialty Chemical Co. Ltd.	470	55,310
	MK Electron Co. Ltd.	6,706	47,417
	Moorim P&P Co. Ltd.	9,257	29,390
	Moorim Paper Co. Ltd.	10,458	17,822
	Motonic Corp.	2,447	13,079
*	Motrex Co. Ltd.	2,880	31,656
	Mr Blue Corp.	3,539	10,917
*	MS Autotech Co. Ltd.	5,769	16,243
	Muhak Co. Ltd.	6,177	20,867
	Multicampus Co. Ltd.	681	17,098
*	MyungMoon Pharm Co. Ltd.	6,415	11,012
	Nam Hwa Construction Co. Ltd.	881	4,061
*	Namsun Aluminum Co. Ltd.	32,959	48,049
*	Namuga Co. Ltd.	2,016	16,083
	Namyang Dairy Products Co. Ltd.	154	39,270
*	NanoenTek, Inc.	2,240	8,112
	Nasmedia Co. Ltd.	1,202	26,079
	NAVER Corp.	1,571	186,349
#	NCSoft Corp.	1,024	279,736
*	NDFOS Co. Ltd.	2,707	9,863
	NeoPharm Co. Ltd.	1,610	19,476
	NEOWIZ HOLDINGS Corp.	1,384	23,490
*	Nepes Ark Corp.	1,176	19,107
*	NEPES Corp.	7,008	89,546
Ω	Netmarble Corp.	4,919	153,723
	Nexen Corp.	11,324	31,783
	Nexen Tire Corp.	18,390	99,513
*	Next Entertainment World Co. Ltd.	2,752	10,208
*	NextEye Co. Ltd.	9,772	4,278
	NEXTIN, Inc.	1,743	63,246
	NH Investment & Securities Co. Ltd.	42,056	264,434
*	NHN Corp.	6,972	112,115
*	NHN KCP Corp.	6,924	60,837
	NICE Holdings Co. Ltd.	9,644	83,577

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Nice Information & Telecommunication, Inc.	2,572	$47,783
	NICE Information Service Co. Ltd.	13,197	120,162
	NICE Total Cash Management Co. Ltd.	8,267	26,725
*	NK Co. Ltd.	23,922	14,934
	Nong Shim Holdings Co. Ltd.	1,008	43,343
	Nong Woo Bio Co. Ltd.	2,704	15,241
	NongShim Co. Ltd.	819	173,482
	Noroo Holdings Co. Ltd.	946	6,597
	NOVAREX Co. Ltd.	1,680	14,008
	NPC	3,679	17,440
#	OCI Co. Ltd.	6,354	453,834
	OptoElectronics Solutions Co. Ltd.	1,454	16,148
*	OPTRON-TEC, Inc.	3,754	10,339
	OPTUS Pharmaceutical Co. Ltd.	2,807	12,201
	Orion Corp.	3,915	278,585
	Orion Holdings Corp.	10,473	105,026
	Osstem Implant Co. Ltd.	3,792	282,364
*††	Osung Advanced Materials Co. Ltd.	18,972	29,600
	Ottogi Corp.	395	122,352
	Paik Kwang Industrial Co. Ltd.	8,901	27,703
	Pan Ocean Co. Ltd.	91,797	276,430
*	PANAGENE, Inc.	3,308	7,990
*	Paradise Co. Ltd.	5,325	52,994
	Park Systems Corp.	234	17,977
	Partron Co. Ltd.	14,316	82,283
	Paseco Co. Ltd.	1,669	14,798
*	Pearl Abyss Corp.	1,369	39,859
	People & Technology, Inc.	4,861	157,029
	PharmaResearch Co. Ltd.	626	26,974
*	PharmGen Science, Inc.	3,486	18,418
*	Pharmicell Co. Ltd.	5,841	41,700
	PI Advanced Materials Co. Ltd.	4,953	102,828
#	Poongsan Corp.	9,909	181,328
	Poongsan Holdings Corp.	3,033	54,237
	POSCO Chemical Co. Ltd.	433	60,459
#	POSCO Holdings, Inc., Sponsored ADR	8,667	375,974
	POSCO Holdings, Inc.	8,883	1,548,225
	Posco ICT Co. Ltd.	4,372	17,552
#	Posco International Corp.	26,084	377,393
	Posco M-Tech Co. Ltd.	2,526	13,159
	POSCO Steeleon Co. Ltd.	587	11,109
*	Power Logics Co. Ltd.	10,381	39,038
	Protec Co. Ltd.	1,550	23,724
	PSK, Inc.	5,041	53,793
	Pulmuone Co. Ltd.	7,670	55,114
	Pungkuk Ethanol Co. Ltd.	731	6,742
	Reyon Pharmaceutical Co. Ltd.	809	10,872
	RFHIC Corp.	1,003	14,779
*	RFTech Co. Ltd.	7,456	22,928
	S Net Systems, Inc.	3,025	9,760
	S&S Tech Corp.	978	17,006
*	S.Y. Co. Ltd.	4,807	10,741
	S-1 Corp.	4,169	182,462
	Sajo Industries Co. Ltd.	1,127	32,965
	Sajodaerim Corp.	2,063	34,332
*	Sajodongaone Co. Ltd.	23,031	16,880
*	Sam Chun Dang Pharm Co. Ltd.	1,406	30,086
*	SAM KANG M&T Co. Ltd.	956	13,558
	Sam Young Electronics Co. Ltd.	5,658	38,900

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sam Yung Trading Co. Ltd.	3,582	$32,565
	Sambo Corrugated Board Co. Ltd.	727	5,122
	Sambo Motors Co. Ltd.	5,206	21,408
*	Sambu Engineering & Construction Co. Ltd.	31,496	30,107
	Samchully Co. Ltd.	644	126,100
	Samchuly Bicycle Co. Ltd.	2,503	11,487
	Samho Development Co. Ltd.	8,173	22,235
	SAMHWA Paints Industrial Co. Ltd.	2,439	10,638
	Samick Musical Instruments Co. Ltd.	18,322	15,152
	Samji Electronics Co. Ltd.	3,286	18,745
	Samjin LND Co. Ltd.	8,627	17,308
	Samkee Corp.	9,415	28,093
	Sammok S-Form Co. Ltd.	1,379	16,179
	SAMPYO Cement Co. Ltd.	17,261	42,577
*Ω	Samsung Biologics Co. Ltd.	153	94,024
	Samsung C&T Corp.	4,371	362,844
	Samsung Card Co. Ltd.	7,651	165,866
	Samsung Climate Control Co. Ltd.	973	7,301
	Samsung Electro-Mechanics Co. Ltd.	8,574	726,145
	Samsung Electronics Co. Ltd.	661,530	27,532,762
*	Samsung Engineering Co. Ltd.	25,717	429,610
	Samsung Fire & Marine Insurance Co. Ltd.	7,890	1,106,567
#*	Samsung Heavy Industries Co. Ltd.	61,658	222,592
	Samsung Life Insurance Co. Ltd.	8,967	423,760
*	Samsung Pharmaceutical Co. Ltd.	9,862	18,807
	Samsung Publishing Co. Ltd.	1,330	23,167
	Samsung SDI Co. Ltd.	623	321,415
	Samsung SDS Co. Ltd.	1,528	133,867
	Samsung Securities Co. Ltd.	18,684	415,697
	SAMT Co. Ltd.	23,178	41,922
	Samwha Capacitor Co. Ltd.	3,391	76,128
	Samyang Corp.	1,345	34,997
	Samyang Foods Co. Ltd.	667	51,893
	Samyang Holdings Corp.	1,645	71,393
	Samyang Packaging Corp.	540	6,023
	Samyang Tongsang Co. Ltd.	608	21,374
	Sang-A Frontec Co. Ltd.	647	11,459
	Sangsangin Co. Ltd.	15,541	70,554
	Sangsin Energy Display Precision Co. Ltd.	2,886	33,313
	SaraminHR Co. Ltd.	2,179	49,051
	Satrec Initiative Co. Ltd.	226	4,001
	SAVEZONE I&C Corp.	7,852	14,180
*	SBI Investment Korea Co. Ltd.	15,114	12,543
*	SBW	106,312	28,042
*	S-Connect Co. Ltd.	9,219	5,325
*	SDN Co. Ltd.	12,868	17,900
	Seah Besteel Holdings Corp.	6,421	75,399
	SeAH Steel Corp.	668	65,058
	SeAH Steel Holdings Corp.	745	70,683
	Sebang Co. Ltd.	5,642	65,084
	Sebang Global Battery Co. Ltd.	3,462	94,527
#	Seegene, Inc.	8,410	169,072
	Segyung Hitech Co. Ltd.	3,027	24,713
	Sejong Industrial Co. Ltd.	7,042	22,816
	Sejong Telecom, Inc.	63,023	29,699
*	Sekonix Co. Ltd.	4,279	16,403
	Sempio Foods Co.	344	7,579
*	S-Energy Co. Ltd.	4,248	10,700
	Seobu T&D	13,938	65,564

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Seohan Co. Ltd.	37,879	$27,074
	Seohee Construction Co. Ltd.	20,991	16,771
	Seojin System Co. Ltd.	4,216	43,400
	Seoul Auction Co. Ltd.	956	11,944
	Seoul City Gas Co. Ltd.	144	33,294
	Seoul Semiconductor Co. Ltd.	12,989	95,068
	Seoul Viosys Co. Ltd.	4,100	15,162
	Seowon Co. Ltd.	6,530	5,879
	SEOWONINTECH Co. Ltd.	3,132	12,435
	Seoyon Co. Ltd.	5,803	21,218
	Seoyon E-Hwa Co. Ltd.	6,608	33,014
*	Sewon E&C Co. Ltd.	38,948	23,256
	Sewoon Medical Co. Ltd.	3,757	7,321
	SFA Engineering Corp.	3,110	83,149
*	SFA Semicon Co. Ltd.	20,791	62,801
*	SG Corp.	32,481	12,461
	SGC e Tec E&C Co. Ltd.	858	20,225
	SGC Energy Co. Ltd.	2,557	56,319
	SH Energy & Chemical Co. Ltd.	26,194	16,826
	Shin Heung Energy & Electronics Co. Ltd.	831	30,430
*	Shin Poong Pharmaceutical Co. Ltd.	491	7,436
	Shindaeyang Paper Co. Ltd.	852	49,506
	Shinhan Financial Group Co. Ltd.	56,542	1,437,095
	Shinhan Financial Group Co. Ltd., ADR	2,400	60,696
	Shinil Electronics Co. Ltd.	11,482	14,206
	Shinsegae Engineering & Construction Co. Ltd.	1,276	14,581
	Shinsegae Food Co. Ltd.	604	20,294
	Shinsegae Information & Communication Co. Ltd.	2,700	23,464
	Shinsegae International, Inc.	3,315	54,673
	Shinsegae, Inc.	2,377	353,922
	Shinsung Delta Tech Co. Ltd.	3,734	25,178
*	Shinsung E&G Co. Ltd.	27,321	36,185
*	Shinsung Tongsang Co. Ltd.	23,223	38,408
*	Shinwha Intertek Corp.	10,450	22,561
*	Shinwon Construction Co. Ltd.	3,138	9,824
	Shinwon Corp.	22,158	23,918
#	Shinyoung Securities Co. Ltd.	2,250	87,301
*	Showbox Corp.	6,200	14,392
*	Signetics Corp.	17,051	14,493
	SIGONG TECH Co. Ltd.	2,357	7,128
	Silla Co. Ltd.	3,447	26,963
#	Simmtech Co. Ltd.	8,513	210,524
	SIMMTECH HOLDINGS Co. Ltd.	9,400	23,067
	SIMPAC, Inc.	9,536	41,790
	Sindoh Co. Ltd.	2,160	48,808
	Sinil Pharm Co. Ltd.	3,144	17,707
	SJ Group Co. Ltd.	1,635	18,548
*	SK Biopharmaceuticals Co. Ltd.	1,054	42,911
	SK Chemicals Co. Ltd.	1,218	75,459
	SK D&D Co. Ltd.	2,050	29,623
	SK Discovery Co. Ltd.	4,198	87,411
	SK Gas Ltd.	1,006	80,439
	SK Hynix, Inc.	81,601	4,724,005
*	SK Innovation Co. Ltd.	8,611	1,042,691
#	SK Networks Co. Ltd.	72,535	204,873
*	SK Rent A Car Co. Ltd.	1,325	6,048
	SK Securities Co. Ltd.	72,246	33,221
	SK Telecom Co. Ltd.	7,219	253,688
	SK, Inc.	6,494	973,073

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SKC Co. Ltd.	1,922	$139,212
#	SL Corp.	2,753	59,242
*	SM Culture & Contents Co. Ltd.	6,494	14,162
	SM Entertainment Co. Ltd.	1,522	75,811
*††	S-MAC Co. Ltd.	13,654	16,951
	SNT Dynamics Co. Ltd.	5,786	35,063
	SNT Holdings Co. Ltd.	2,300	23,066
	SNT Motiv Co. Ltd.	4,395	136,017
*	SNU Precision Co. Ltd.	3,896	6,530
	S-Oil Corp.	8,485	514,484
*	Solborn, Inc.	8,354	20,973
*	Solid, Inc.	4,207	12,472
*	SOLUM Co. Ltd.	8,031	97,033
	Solus Advanced Materials Co. Ltd.	589	13,845
	Songwon Industrial Co. Ltd.	7,973	96,289
*	Sonid, Inc.	1,547	4,173
	Soosan Heavy Industries Co. Ltd.	11,049	20,688
	Soulbrain Co. Ltd.	1,008	144,547
	Soulbrain Holdings Co. Ltd.	2,987	48,417
	SPC Samlip Co. Ltd.	717	35,456
	SPG Co. Ltd.	1,751	20,334
	Spigen Korea Co. Ltd.	885	19,835
	Ssangyong C&E Co. Ltd.	22,980	91,572
	ST Pharm Co. Ltd.	325	18,964
	STIC Investments, Inc.	11,734	46,370
*	Straffic Co. Ltd.	3,426	9,872
*	Studio Dragon Corp.	582	27,877
*	STX Heavy Industries Co. Ltd.	3,673	9,727
	Suheung Co. Ltd.	1,837	43,220
	Sun Kwang Co. Ltd.	782	61,300
	Sung Kwang Bend Co. Ltd.	4,660	45,372
*	Sungchang Enterprise Holdings Ltd.	23,155	30,205
	Sungdo Engineering & Construction Co. Ltd.	5,057	16,305
	Sungshin Cement Co. Ltd.	6,391	42,660
	Sungwoo Hitech Co. Ltd.	18,816	68,245
	Sunjin Co. Ltd.	4,911	27,374
*	Suprema, Inc.	1,173	19,899
	SV Investment Corp.	4,032	6,168
*	Synopex, Inc.	31,811	57,835
	Systems Technology, Inc.	3,189	30,581
	T&L Co. Ltd.	556	14,296
	Tae Kyung Industrial Co. Ltd.	6,193	27,999
#	Taekwang Industrial Co. Ltd.	130	64,114
	Taekyung BK Co. Ltd.	2,157	7,851
*††	Taewoong Co. Ltd.	5,246	36,905
	Taeyoung Engineering & Construction Co. Ltd.	10,872	32,015
*	Taihan Electric Wire Co. Ltd.	17,126	17,999
*	Taihan Textile Co. Ltd.	1,039	37,140
	Tailim Packaging Co. Ltd.	6,595	11,684
	TechWing, Inc.	8,372	34,393
*	Telcon RF Pharmaceutical, Inc.	6,530	4,851
	Telechips, Inc.	1,469	12,800
	TES Co. Ltd.	2,411	26,839
*	Theragen Etex Co. Ltd.	10,277	28,421
*	Thinkware Systems Corp.	2,160	20,663
*	TK Chemical Corp.	5,610	11,779
	TK Corp.	5,311	60,983
	TKG Huchems Co. Ltd.	3,651	53,305
	Tokai Carbon Korea Co. Ltd.	1,792	127,344

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Tongyang Life Insurance Co. Ltd.	18,908	$67,876
	Tongyang, Inc.	65,030	45,195
*	Top Engineering Co. Ltd.	3,089	10,875
*	Toptec Co. Ltd.	7,951	37,657
	Tovis Co. Ltd.	5,714	34,835
	TS Corp.	24,800	44,200
	TSE Co. Ltd.	722	19,440
*	Tuksu Construction Co. Ltd.	2,985	17,287
*	TY Holdings Co. Ltd.	11,155	82,510
	TYM Corp.	31,457	54,778
	UBCare Co. Ltd.	3,040	10,256
	Ubiquoss Holdings, Inc.	1,495	14,255
	Ubiquoss, Inc.	1,332	14,249
	Uju Electronics Co. Ltd.	1,734	19,544
	Uni-Chem Co. Ltd.	14,391	11,506
*	Unick Corp.	2,721	9,518
	Unid Co. Ltd.	2,127	114,977
	Union Semiconductor Equipment & Materials Co. Ltd.	6,126	26,296
	Uniquest Corp.	3,608	21,157
*	Unison Co. Ltd.	8,341	10,867
	Value Added Technology Co. Ltd.	2,552	53,909
	Viatron Technologies, Inc.	3,044	17,868
	VICTEK Co. Ltd.	3,660	15,065
*	Vidente Co. Ltd.	10,155	25,270
	Vieworks Co. Ltd.	1,617	39,255
*	Vina Tech Co. Ltd.	610	18,938
	Visang Education, Inc.	2,929	12,039
	Vitzro Tech Co. Ltd.	1,388	5,447
	Vitzrocell Co. Ltd.	1,842	15,426
*	Vivozon Healthcare, Inc.	38,499	21,074
*	VT GMP Co. Ltd.	6,333	22,955
	Webcash Corp.	1,201	12,617
*	Webzen, Inc.	3,574	37,416
	Welcron Co. Ltd.	4,930	10,113
*	Wellbiotec Co. Ltd.	1,524	1,378
	Wemade Co. Ltd.	1,058	32,800
*	Wemade Play Co. Ltd.	801	9,894
	Whanin Pharmaceutical Co. Ltd.	3,091	37,308
	Wiable Corp.	7,492	11,812
*	WillBes & Co.	21,261	10,817
	Winix, Inc.	1,651	11,241
*	Winpac, Inc.	11,956	10,979
	Wins Co. Ltd.	1,377	12,023
	WiSoL Co. Ltd.	11,563	51,315
*	WIZIT Co. Ltd.	16,810	8,493
*	WONIK CUBE Corp.	5,786	7,943
*	Wonik Holdings Co. Ltd.	19,365	45,186
#	WONIK IPS Co. Ltd.	6,523	125,582
	Wonik Materials Co. Ltd.	2,336	48,480
*	Wonik Pne Co. Ltd.	1,805	26,554
	Wonik QnC Corp.	5,520	94,045
	Woojin, Inc.	3,421	20,137
*	Woongjin Co. Ltd.	15,237	12,070
	Woongjin Thinkbig Co. Ltd.	14,121	22,554
*	Wooree Bio Co. Ltd.	11,586	27,592
	Woori Financial Group, Inc.	117,741	971,599
	Woori Investment Bank Co. Ltd.	103,902	55,150
*	Woori Technology, Inc.	10,028	9,163
	Woorison F&G Co. Ltd.	11,019	13,278

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Woory Industrial Co. Ltd.	1,139	$10,867
*	Woosu AMS Co. Ltd.	6,858	12,331
	WooSung Co. Ltd.	632	9,019
*	Woowon Development Co. Ltd.	880	2,032
	Worldex Industry & Trading Co. Ltd.	3,860	51,528
*	Wysiwyg Studios Co. Ltd.	1,715	18,188
	Y G-1 Co. Ltd.	3,966	16,065
*	Y2 Solution Co. Ltd.	11,930	5,060
	YAS Co. Ltd.	821	4,111
*	Y-entec Co. Ltd.	1,858	10,822
	YG Entertainment, Inc.	1,090	32,617
*	YIK Corp.	4,798	11,058
	YMC Co. Ltd.	1,408	6,002
	Yonwoo Co. Ltd.	1,289	11,341
	Yoosung Enterprise Co. Ltd.	3,387	6,285
	Youlchon Chemical Co. Ltd.	974	22,270
	Young Poong Corp.	186	82,191
	Young Poong Precision Corp.	5,214	42,958
	Youngone Corp.	8,569	284,023
	Youngone Holdings Co. Ltd.	1,902	72,185
*	YoungWoo DSP Co. Ltd.	6,728	6,761
	Yuanta Securities Korea Co. Ltd.	48,366	81,533
#	Yuhan Corp.	3,342	140,126
*	Yungjin Pharmaceutical Co. Ltd.	4,287	8,167
	Yuyu Pharma, Inc.	3,478	14,785
	Zeus Co. Ltd.	1,979	32,507
	Zinus, Inc.	3,184	69,861

TOTAL SOUTH KOREA			116,891,793

SPAIN — (1.5%)
	Acciona SA	10,103	1,819,162
	Acerinox SA	64,969	569,390
#	ACS Actividades de Construccion y Servicios SA	53,127	1,363,306
Ω	Aedas Homes SA	1,753	23,021
*Ω	Aena SME SA	3,704	435,336
	Alantra Partners SA	733	9,331
	Almirall SA	12,790	119,172
*	Amadeus IT Group SA	39,870	2,079,430
#*	Amper SA	289,548	42,774
	Applus Services SA	37,477	221,303
	Atresmedia Corp. de Medios de Comunicacion SA	37,315	107,687
	Azkoyen SA	6,948	41,877
#	Banco Bilbao Vizcaya Argentaria SA	764,346	3,943,097
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	26,576	136,866
	Banco de Sabadell SA	2,392,489	1,882,420
#,*	Banco Santander SA	1,260,985	3,256,221
	Bankinter SA	184,374	1,115,271
	CaixaBank SA	412,574	1,368,113
Ω	Cellnex Telecom SA	10,404	340,525
	Cia de Distribucion Integral Logista Holdings SA	24,479	506,262
	CIE Automotive SA	19,308	491,836
	Construcciones y Auxiliar de Ferrocarriles SA	6,226	162,552
*	Distribuidora Internacional de Alimentacion SA	1,842,663	22,378
	Ebro Foods SA	24,428	380,909
*	eDreams ODIGEO SA	14,866	61,493
	Elecnor SA	10,479	104,642
	Enagas SA	70,803	1,149,409
	Ence Energia y Celulosa SA	51,136	175,134
	Endesa SA	42,254	705,982

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Ercros SA	55,534	$178,291
	Faes Farma SA	132,219	499,058
	Ferrovial SA	40,314	985,202
	Fluidra SA	13,851	188,108
	Fomento de Construcciones y Contratas SA	16,659	138,788
Ω	Gestamp Automocion SA	59,694	210,200
Ω	Global Dominion Access SA	61,555	225,899
*	Grenergy Renovables SA	272	8,390
#*	Grifols SA	33,116	281,737
	Grupo Catalana Occidente SA	12,112	328,952
#	Grupo Empresarial San Jose SA	5,388	19,596
	Iberdrola SA	318,574	3,239,666
	Indra Sistemas SA	57,644	515,545
#	Industria de Diseno Textil SA	74,806	1,697,961
	Laboratorio Reig Jofre SA	2,505	5,898
	Laboratorios Farmaceuticos Rovi SA	5,482	249,334
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	184,374	172,801
	Mapfre SA	282,497	484,536
*	Melia Hotels International SA	30,113	140,004
	Miquel y Costas & Miquel SA	17,620	186,775
	Naturgy Energy Group SA	14,831	380,601
Ω	Neinor Homes SA	7,810	62,438
*	Obrascon Huarte Lain SA	63,045	26,791
	Pharma Mar SA	3,791	227,149
*	Promotora de Informaciones SA, Class A	69,984	23,145
Ω	Prosegur Cash SA	58,546	35,278
#	Prosegur Cia de Seguridad SA	85,405	159,045
*	Realia Business SA	44,100	44,030
	Red Electrica Corp. SA	60,364	976,430
	Repsol SA	395,910	5,386,144
#	Sacyr SA	159,160	390,439
*	Solaria Energia y Medio Ambiente SA	23,200	366,934
Ω	Talgo SA	16,917	46,942
#*	Tecnicas Reunidas SA	5,120	36,544
	Telefonica SA	1,306,498	4,503,753
*	Tubacex SA	32,678	71,765
Ω	Unicaja Banco SA	704,564	624,588
	Vidrala SA	7,018	536,508
	Viscofan SA	17,054	1,015,514
	Vocento SA	5,805	3,550

TOTAL SPAIN			47,309,228

SWEDEN — (1.8%)
	AAK AB	9,365	136,518
Ω	AcadeMedia AB	40,463	173,166
#	AddLife AB, Class B	21,172	197,923
	AddNode Group AB, Class B	20,152	175,322
	AddTech AB, Class B	44,403	536,536
	AFRY AB	27,922	374,959
	Alfa Laval AB	8,084	198,990
#Ω	Alimak Group AB	11,144	69,873
*	Alleima AB	16,929	57,682
	Alligo AB, Class B	11,880	87,814
Ω	Ambea AB	22,180	78,455
*	Annehem Fastigheter AB, Class B	21,357	41,683
*	Arise AB	9,630	42,967
	Arjo AB, Class B	66,722	266,153
	Assa Abloy AB, Class B	23,784	480,248
	Atlas Copco AB, Class A	172,912	1,845,533

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Atlas Copco AB, Class B	100,484	$971,797
	Atrium Ljungberg AB, Class B	10,829	144,828
*Ω	Attendo AB	43,919	90,665
#	Avanza Bank Holding AB	27,491	548,364
	Axfood AB	17,325	428,943
	Beijer Alma AB	17,589	245,921
	Beijer Electronics Group AB	9,101	75,428
#	Beijer Ref AB, Class B	35,202	545,716
	Bergman & Beving AB	10,482	86,134
	Besqab AB	1,464	13,134
	Betsson AB, Class B	52,606	382,563
#*	Better Collective AS	6,605	85,867
*	BHG Group AB	2,661	4,459
	Bilia AB, Class A	42,435	449,481
	Billerud AB	55,833	720,787
	BioGaia AB, Class B	24,595	194,905
	Biotage AB	11,611	190,576
	Bjorn Borg AB	5,162	12,947
	Boliden AB	49,785	1,447,792
	Bonava AB, Class B	35,832	104,807
#*Ω	Boozt AB	4,216	30,746
Ω	Bravida Holding AB	33,348	312,435
	Bufab AB	14,774	279,226
	Bulten AB	5,345	30,098
	Bure Equity AB	25,410	490,363
	Byggmax Group AB	33,815	141,518
*	Careium AB	6,889	4,995
	Castellum AB	14,438	165,085
	Catella AB	7,387	26,536
	Catena AB	5,475	185,947
*	Catena Media PLC	18,692	48,159
*	Cavotec SA	12,443	18,594
	Cellavision AB	4,911	92,090
	Cibus Nordic Real Estate AB	3,337	45,581
	Clas Ohlson AB, Class B	12,761	85,219
	Cloetta AB, Class B	103,165	188,580
*	Collector Bank AB	16,670	40,749
	Concentric AB	12,248	202,885
Ω	Coor Service Management Holding AB	23,555	125,147
#	Corem Property Group AB, Class B	129,733	80,759
	Corem Property Group AB, Class D	677	10,728
	Dios Fastigheter AB	22,212	145,861
#Ω	Dometic Group AB	78,050	446,873
*	Doro AB	6,889	9,990
*	Duni AB	13,942	93,823
#Ω	Dustin Group AB	32,778	136,384
	Eastnine AB	6,403	59,308
	Elanders AB, Class B	2,784	37,980
#	Electrolux AB, Class B	71,713	884,736
	Electrolux Professional AB, Class B	54,838	207,032
	Elekta AB, Class B	69,144	351,444
*Ω	Eltel AB	29,981	20,084
#*	Enea AB	5,780	41,237
	Eolus Vind AB, Class B	3,040	36,180
	Epiroc AB, Class A	45,938	703,239
	Epiroc AB, Class B	27,773	372,913
	Essity AB, Class A	1,798	37,766
	Essity AB, Class B	37,630	795,060
Ω	Evolution AB	8,607	802,884

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	eWork Group AB	2,020	$21,503
	Fabege AB	20,891	151,668
	Fagerhult AB	21,164	84,360
*	Fastighets AB Balder, Class B	25,764	96,709
	Fastighets AB Trianon, Class B	1,952	3,307
	FastPartner AB, Class A	7,965	48,665
#	Fenix Outdoor International AG	1,057	85,969
	FormPipe Software AB	3,073	6,138
	Fortnox AB	14,879	63,233
#	G5 Entertainment AB	1,255	20,597
	GARO AB	5,784	58,317
	Getinge AB, Class B	15,115	306,728
	Granges AB	37,038	250,292
#	H & M Hennes & Mauritz AB, Class B	73,463	739,931
	Hanza AB	3,128	13,599
	Heba Fastighets AB, Class B	8,334	23,802
	Hexagon AB, Class B	62,368	616,563
	Hexatronic Group AB	27,295	369,387
	Hexpol AB	76,759	757,621
	HMS Networks AB	7,967	204,979
*Ω	Hoist Finance AB	27,317	62,728
	Holmen AB, Class B	13,019	472,465
	Hufvudstaden AB, Class A	16,447	195,995
*	Humana AB	10,834	41,246
	Husqvarna AB, Class A	4,692	27,993
#	Husqvarna AB, Class B	104,918	622,914
	Indutrade AB	39,449	690,671
	Instalco AB	33,188	133,128
*	International Petroleum Corp.	37,760	374,271
#	Intrum AB	17,623	221,736
	Inwido AB	29,409	264,182
*	ITAB Shop Concept AB	6,100	5,278
	JM AB	21,144	318,363
#*	John Mattson Fastighetsforetagen AB	1,316	8,312
*	Karnov Group AB	9,211	49,107
*	K-fast Holding AB	3,272	6,723
	Kindred Group PLC, SDR	70,894	614,993
	KNOW IT AB	6,875	136,832
#	Lagercrantz Group AB, Class B	58,890	504,455
	Lifco AB, Class B	22,000	317,896
	Lime Technologies AB	2,352	42,969
	Lindab International AB	26,860	285,714
	Loomis AB	47,522	1,330,546
	Medicover AB, Class B	10,712	132,663
*	Medivir AB, Class B	9,920	7,294
	MEKO AB	18,686	176,580
*	Micro Systemation AB, Class B	5,052	17,832
*	Millicom International Cellular SA, SDR	63,261	686,598
#	MIPS AB	8,086	261,518
	Modern Times Group MTG AB, Class B	39,114	293,233
*	Momentum Group AB	11,880	63,267
Ω	Munters Group AB	30,037	234,344
	Mycronic AB	16,233	254,762
	NCAB Group AB	36,999	161,289
	NCC AB, Class B	26,827	223,535
	Nederman Holding AB	1,436	19,635
*	Net Insight AB, Class B	127,831	67,551
	New Wave Group AB, Class B	25,425	353,365
	Nibe Industrier AB, Class B	32,148	256,437

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Nilorngruppen AB, Class B	1,320	$8,994
	Nobia AB	57,952	96,505
	Nolato AB, Class B	69,620	293,646
	Nordic Paper Holding AB	12,010	32,261
	Nordic Waterproofing Holding AB	11,053	142,959
	Nordnet AB publ	12,478	154,575
*	Note AB	7,145	103,224
#	NP3 Fastigheter AB	8,033	127,646
	Nyfosa AB	30,997	185,242
	OEM International AB, Class B	16,124	80,438
	Orron Energy AB	12,136	25,176
*	Ovzon AB	2,049	7,409
*	Pandox AB	28,379	347,533
	Peab AB, Class B	106,789	554,089
	Platzer Fastigheter Holding AB, Class B	7,438	46,105
	Prevas AB, Class B	1,265	13,227
	Pricer AB, Class B	36,633	63,316
	Proact IT Group AB	15,437	125,008
	Ratos AB, Class B	103,114	385,964
*	RaySearch Laboratories AB	6,442	33,488
	Rejlers AB	685	8,039
Ω	Resurs Holding AB	53,508	116,271
	Rottneros AB	37,562	43,607
	Saab AB, Class B	10,698	378,004
	Sagax AB, Class B	9,262	170,674
#	Samhallsbyggnadsbolaget i Norden AB	89,654	123,174
#	Samhallsbyggnadsbolaget i Norden AB, Class D	8,288	13,627
	Sandvik AB	84,646	1,322,742
*	Scandi Standard AB	26,009	119,389
#*Ω	Scandic Hotels Group AB	48,606	154,141
*	Sdiptech AB, Class B	576	11,106
	Sectra AB, Class B	28,568	378,722
#	Securitas AB, Class B	68,998	563,769
*	Sensys Gatso Group AB	331,827	34,282
	Skandinaviska Enskilda Banken AB, Class A	96,927	1,021,939
	Skandinaviska Enskilda Banken AB, Class C	1,726	19,687
	Skanska AB, Class B	81,113	1,261,416
	SKF AB, Class A	5,921	90,534
	SKF AB, Class B	94,726	1,371,217
	SkiStar AB	11,548	110,504
	Softronic AB, Class B	9,555	19,865
*	Solid Forsakring AB	5,351	25,482
	SSAB AB,Class A	78,581	377,994
	SSAB AB,Class B	172,713	802,601
#*	Stendorren Fastigheter AB	1,640	28,498
*	Stillfront Group AB	108,784	211,732
	Svenska Cellulosa AB SCA, Class A	3,687	44,497
	Svenska Cellulosa AB SCA, Class B	53,620	632,597
	Svenska Handelsbanken AB, Class A	92,886	863,006
#	Svenska Handelsbanken AB, Class B	1,473	16,107
	Sweco AB, Class B	22,845	171,649
#	Swedbank AB, Class A	52,408	781,301
	Swedish Match AB	95,159	978,700
*	Swedish Orphan Biovitrum AB	19,173	353,155
	Systemair AB	20,743	109,761
	Tele2 AB, Class B	140,063	1,147,962
	Telefonaktiebolaget LM Ericsson, Class A	5,031	29,884
	Telefonaktiebolaget LM Ericsson, Class B	286,150	1,590,806
#	Telia Co. AB	373,004	988,373

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Tethys Oil AB	7,499	$46,287
	TF Bank AB	1,297	19,377
#Ω	Thule Group AB	16,794	330,852
*	Transtema Group AB	9,361	22,501
	Trelleborg AB, Class B	28,963	637,738
	Troax Group AB	14,558	216,068
	VBG Group AB, Class B	736	8,598
*	Viaplay Group AB, Class B	9,889	180,537
	Vitec Software Group AB, Class B	3,482	127,765
	Vitrolife AB	5,945	96,082
	Volati AB	4,814	44,057
	Volvo AB, Class A	37,610	642,440
	Volvo AB, Class B	272,897	4,466,485
#	Wallenstam AB, Class B	27,204	95,978
	Wihlborgs Fastigheter AB	43,452	284,664
*	XSpray Pharma AB	901	4,623

TOTAL SWEDEN			59,696,629

SWITZERLAND — (5.1%)
	ABB Ltd.	223,366	6,202,941
	Accelleron Industries AG	11,110	188,392
#	Adecco Group AG	48,100	1,505,336
	Alcon, Inc.	60,301	3,659,028
	Allreal Holding AG	5,690	815,072
	ALSO Holding AG	2,341	367,928
*	Aluflexpack AG	656	10,411
#*	ams-OSRAM AG	100,738	570,212
	APG SGA SA	491	80,187
	Arbonia AG	23,817	289,482
*	Aryzta AG	428,873	439,637
#	Ascom Holding AG	11,031	67,829
	Autoneum Holding AG	1,342	128,354
	Baloise Holding AG	13,814	1,887,298
#	Banque Cantonale de Geneve	767	137,879
#	Banque Cantonale Vaudoise	10,666	949,226
	Barry Callebaut AG	969	1,833,263
*	Basilea Pharmaceutica AG	462	21,251
	Belimo Holding AG	2,232	909,110
	Bell Food Group AG	922	224,844
	Bellevue Group AG	3,363	116,670
	Berner Kantonalbank AG	1,899	418,274
	BKW AG	4,777	557,298
	Bossard Holding AG, Class A	3,940	782,244
	Bucher Industries AG	2,792	941,366
	Burckhardt Compression Holding AG	1,030	445,576
	Burkhalter Holding AG	1,875	146,069
	Bystronic AG	651	373,932
	Calida Holding AG	2,268	96,273
	Carlo Gavazzi Holding AG	249	65,391
	Cembra Money Bank AG	10,011	725,989
	Chocoladefabriken Lindt & Spruengli AG	11	1,069,077
#*	Cicor Technologies Ltd.	1,175	49,497
	Cie Financiere Richemont SA, Class A	33,209	3,245,633
	Cie Financiere Tradition SA	942	98,347
	Clariant AG	80,561	1,294,680
	Coltene Holding AG	1,932	154,558
	Comet Holding AG	1,659	264,109
	COSMO Pharmaceuticals NV	646	37,726
#	Credit Suisse Group AG	172,760	715,651

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#	Credit Suisse Group AG, Sponsored ADR	96,272	$396,641
	Daetwyler Holding AG	2,318	411,386
	DKSH Holding AG	15,090	1,088,601
	dormakaba Holding AG	982	311,702
#*	Dufry AG	27,506	907,355
	EFG International AG	44,266	362,286
	Emmi AG	776	619,213
	EMS-Chemie Holding AG	639	401,797
	Energiedienst Holding AG	1,198	49,062
	Feintool International Holding AG	3,543	71,120
*	Flughafen Zurich AG	7,710	1,196,100
	Forbo Holding AG	407	492,682
	Fundamenta Real Estate AG	2,855	44,604
Ω	Galenica AG	19,111	1,373,087
#*	GAM Holding AG	81,462	61,604
	Geberit AG	5,062	2,250,248
	Georg Fischer AG	35,020	1,939,575
	Givaudan SA	1,803	5,385,452
#	Gurit Holding AG, Class BR	2,190	202,344
	Helvetia Holding AG	15,359	1,525,184
	Hiag Immobilien Holding AG	1,172	94,336
#*	HOCHDORF Holding AG	378	9,655
	Holcim AG	68,164	3,094,964
	Huber & Suhner AG	6,475	576,738
	Hypothekarbank Lenzburg AG	3	12,399
*	Implenia AG	5,861	220,029
#*	Ina Invest Holding AG	1,673	32,765
	Inficon Holding AG	699	555,786
	Interroll Holding AG	231	486,643
	Intershop Holding AG	287	174,554
	Investis Holding SA	981	99,435
	Julius Baer Group Ltd.	58,912	2,826,531
*	Jungfraubahn Holding AG	807	91,505
	Kardex Holding AG	3,616	552,964
	Komax Holding AG	1,351	317,075
	Kudelski SA	13,192	35,968
	Kuehne + Nagel International AG	7,711	1,641,411
	Landis & Gyr Group AG	7,382	425,402
	LEM Holding SA	168	279,712
	Liechtensteinische Landesbank AG	5,570	304,143
#	Logitech International SA	58,076	2,882,999
	Lonza Group AG	3,941	2,028,763
	Luzerner Kantonalbank AG	1,342	553,292
Ω	Medacta Group SA	1,901	170,936
Ω	Medmix AG	7,639	134,478
	Meier Tobler Group AG	2,640	83,387
	Metall Zug AG, Class B	79	146,427
	Mikron Holding AG	2,756	24,160
	Mobilezone Holding AG	16,695	264,777
	Mobimo Holding AG	2,735	637,961
#*	Molecular Partners AG	1,869	12,192
	Nestle SA	146,245	15,920,055
	Novartis AG, Sponsored ADR	61,524	4,991,442
	Novartis AG	88,289	7,141,760
	Novavest Real Estate AG	770	31,256
	OC Oerlikon Corp. AG	82,861	535,209
*	Orascom Development Holding AG	4,127	30,918
	Orior AG	2,610	181,944
	Partners Group Holding AG	2,917	2,618,249

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Phoenix Mecano AG	286	$93,597
	Plazza AG, Class A	322	100,033
	PSP Swiss Property AG	9,179	980,590
	Rieter Holding AG	1,440	120,027
	Roche Holding AG	1,815	736,690
	Roche Holding AG	58,789	19,506,080
	Romande Energie Holding SA	61	68,225
	Schaffner Holding AG	112	30,095
	Schindler Holding AG	4,180	658,016
	Schweiter Technologies AG	520	348,372
*Ω	Sensirion Holding AG	3,260	296,602
	SFS Group AG	5,982	540,943
	SGS SA	757	1,668,815
	Siegfried Holding AG	1,662	989,352
	SIG Group AG	95,238	1,830,767
	Sika AG	18,068	4,073,896
	Softwareone Holding AG	19,342	217,679
	Sonova Holding AG	7,451	1,761,145
	St Galler Kantonalbank AG	1,226	577,172
	Straumann Holding AG	8,734	831,226
	Sulzer AG	7,639	509,481
	Swatch Group AG	7,071	1,588,920
	Swatch Group AG	12,719	531,383
	Swiss Life Holding AG	6,103	2,955,207
	Swiss Prime Site AG	26,900	2,170,640
	Swiss Re AG	35,528	2,639,189
*	Swiss Steel Holding AG	247,372	55,697
	Swisscom AG	7,450	3,678,729
	Swissquote Group Holding SA	3,796	449,640
	Tecan Group AG	699	256,417
	Temenos AG	20,077	1,195,761
	Thurgauer Kantonalbank	389	45,653
#	Tornos Holding AG	3,541	19,875
	TX Group AG	1,055	146,591
	u-blox Holding AG	3,181	325,684
	UBS Group AG	204,461	3,241,556
	Valiant Holding AG	5,592	547,722
	Varia U.S. Properties AG	573	27,519
Ω	VAT Group AG	5,009	1,143,561
	Vaudoise Assurances Holding SA	417	166,677
	Vetropack Holding AG	4,850	155,076
	Vontobel Holding AG	11,746	660,955
	VP Bank AG, Class A	1,705	147,949
	VZ Holding AG	5,041	347,649
*	V-ZUG Holding AG	790	57,013
	Walliser Kantonalbank	123	13,207
	Warteck Invest AG	29	63,732
	Ypsomed Holding AG	1,038	166,946
	Zehnder Group AG	4,844	260,866
	Zueblin Immobilien Holding AG	454	11,514
	Zug Estates Holding AG, Class B	43	71,709
	Zuger Kantonalbank AG	25	184,168
#*	Zur Rose Group AG	859	23,206
	Zurich Insurance Group AG	10,483	4,467,581

TOTAL SWITZERLAND			164,955,098

TAIWAN — (4.8%)
	ABC Taiwan Electronics Corp.	35,544	24,163
	Abico Avy Co. Ltd.	46,062	26,978

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ability Enterprise Co. Ltd.	123,988	$77,039
*	Ability Opto-Electronics Technology Co. Ltd.	29,083	49,226
	Abnova Corp.	15,000	16,032
	AcBel Polytech, Inc.	76,000	64,804
	Accton Technology Corp.	109,000	819,664
#	Acer, Inc.	797,000	545,339
	ACES Electronic Co. Ltd.	39,719	37,114
*	Acon Holding, Inc.	48,041	15,898
	Acter Group Corp. Ltd.	59,470	173,380
	Action Electronics Co. Ltd.	63,000	24,583
	ADATA Technology Co. Ltd.	89,000	148,484
	Addcn Technology Co. Ltd.	4,732	26,415
	Advanced Ceramic X Corp.	14,000	66,525
	Advanced Energy Solution Holding Co. Ltd.	2,000	34,758
	Advanced International Multitech Co. Ltd.	60,000	172,652
	Advanced Optoelectronic Technology, Inc.	31,000	15,541
	Advanced Power Electronics Corp.	7,000	20,490
	Advanced Wireless Semiconductor Co.	23,000	43,966
	Advancetek Enterprise Co. Ltd.	96,571	86,503
	Advantech Co. Ltd.	27,055	245,108
	AEON Motor Co. Ltd.	12,000	15,076
	Aerospace Industrial Development Corp.	150,000	145,681
	AGV Products Corp.	191,875	55,022
*	Airmate Cayman International Co. Ltd.	21,000	10,627
	Airtac International Group	22,122	506,227
	Alchip Technologies Ltd.	8,000	160,207
*	ALI Corp.	74,901	41,500
	Allied Circuit Co. Ltd.	13,000	35,130
	Allis Electric Co. Ltd.	39,768	30,767
	Alltek Technology Corp.	24,040	22,671
	Alltop Technology Co. Ltd.	12,000	42,327
	Alpha Networks, Inc.	78,072	64,756
	Altek Corp.	121,000	125,432
	Amazing Microelectronic Corp.	21,114	53,885
*	Ambassador Hotel	109,000	105,485
	AMPACS Corp.	11,000	10,102
	Ampire Co. Ltd.	28,000	22,659
	AmTRAN Technology Co. Ltd.	323,395	92,765
	Anpec Electronics Corp.	19,799	64,531
	Apac Opto Electronics, Inc.	10,000	9,056
	Apacer Technology, Inc.	35,750	44,236
	APAQ Technology Co. Ltd.	17,267	21,558
	APCB, Inc.	64,000	31,701
	Apex Biotechnology Corp.	32,000	23,117
	Apex International Co. Ltd.	53,550	81,786
	Apex Science & Engineering	70,000	21,374
	Arcadyan Technology Corp.	43,540	121,423
	Ardentec Corp.	268,990	348,397
	Argosy Research, Inc.	23,714	44,618
#	ASE Technology Holding Co. Ltd., ADR	8,500	43,265
	ASE Technology Holding Co. Ltd.	688,931	1,701,073
	Asia Cement Corp.	425,000	491,421
	Asia Electronic Material Co. Ltd.	26,000	12,242
	Asia Optical Co., Inc.	63,000	111,715
*	Asia Pacific Telecom Co. Ltd.	685,581	134,513
*	Asia Plastic Recycling Holding Ltd.	96,159	21,424
	Asia Polymer Corp.	171,319	131,824
	Asia Tech Image, Inc.	12,000	20,127
	Asia Vital Components Co. Ltd.	107,000	337,422

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	ASMedia Technology, Inc.	2,260	$40,573
	ASolid Technology Co. Ltd.	10,000	18,819
#	ASPEED Technology, Inc.	5,500	285,124
	ASROCK, Inc.	11,000	33,293
	Asustek Computer, Inc.	97,000	709,193
	Aten International Co. Ltd.	33,000	77,386
	Audix Corp.	34,000	53,106
	AUO Corp.	2,100,000	1,095,960
	AURAS Technology Co. Ltd.	28,000	103,950
	Aurora Corp.	14,100	34,085
	Avalue Technology, Inc.	20,000	34,964
	Aver Information, Inc.	12,000	14,576
	Axiomtek Co. Ltd.	10,000	16,418
	Bafang Yunji International Co. Ltd.	14,000	76,113
	Bank of Kaohsiung Co. Ltd.	244,866	93,293
	Baolong International Co. Ltd.	21,000	10,056
	Basso Industry Corp.	40,000	47,864
	BenQ Materials Corp.	46,000	41,419
	BES Engineering Corp.	618,000	153,007
*	Billion Electric Co. Ltd.	24,000	16,644
	Bin Chuan Enterprise Co. Ltd.	22,000	14,754
	Bionet Corp.	8,000	9,287
	Biostar Microtech International Corp.	38,000	15,014
	Bioteque Corp.	15,000	49,755
	Bizlink Holding, Inc.	48,488	369,762
	Bora Pharmaceuticals Co. Ltd.	5,502	46,894
	Brave C&H Supply Co. Ltd.	7,000	13,984
	Bright Led Electronics Corp.	41,000	18,083
#	Brighton-Best International Taiwan, Inc.	98,423	102,199
	C Sun Manufacturing Ltd.	51,939	70,438
*	Calin Technology Co. Ltd.	12,000	12,779
*	Cameo Communications, Inc.	90,763	26,063
	Capital Futures Corp.	46,628	50,623
	Capital Securities Corp.	787,680	244,012
*	Career Technology MFG. Co. Ltd.	132,250	98,613
	Carnival Industrial Corp.	90,999	30,169
	Caswell, Inc.	10,000	24,715
	Catcher Technology Co. Ltd.	161,000	845,743
	Cathay Financial Holding Co. Ltd.	828,653	969,779
	Cathay Real Estate Development Co. Ltd.	296,000	133,120
	Cayman Engley Industrial Co. Ltd.	10,654	20,990
	Celxpert Energy Corp.	32,000	29,349
#	Center Laboratories, Inc.	128,544	173,546
	Central Reinsurance Co. Ltd.	59,850	33,035
#	Century Iron & Steel Industrial Co. Ltd.	32,000	76,246
#	Chailease Holding Co. Ltd.	202,161	932,505
	Chain Chon Industrial Co. Ltd.	51,548	19,483
*	ChainQui Construction Development Co. Ltd.	29,594	13,084
	Champion Building Materials Co. Ltd.	118,000	33,678
	Champion Microelectronic Corp.	3,000	3,453
	Chang Hwa Commercial Bank Ltd.	944,458	486,028
	Chang Wah Electromaterials, Inc.	116,000	109,666
	Chang Wah Technology Co. Ltd.	75,000	67,341
	Channel Well Technology Co. Ltd.	48,000	35,554
	Charoen Pokphand Enterprise	65,000	152,614
	CHC Healthcare Group	34,000	41,623
	CHC Resources Corp.	33,000	45,709
	Chen Full International Co. Ltd.	38,000	40,066
	Chenbro Micom Co. Ltd.	23,000	47,105

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Cheng Fwa Industrial Co. Ltd.	36,000	$14,209
#	Cheng Loong Corp.	271,000	220,065
	Cheng Mei Materials Technology Corp.	197,000	56,359
	Cheng Shin Rubber Industry Co. Ltd.	490,000	490,239
	Cheng Uei Precision Industry Co. Ltd.	175,000	182,124
*	Chenming Electronic Technology Corp.	32,000	13,428
	Chi Hua Fitness Co. Ltd.	6,000	12,061
	Chia Chang Co. Ltd.	40,000	41,629
	Chia Hsin Cement Corp.	215,000	105,592
	Chian Hsing Forging Industrial Co. Ltd.	17,600	17,178
	Chicony Electronics Co. Ltd.	257,773	639,516
	Chicony Power Technology Co. Ltd.	54,481	118,041
	Chief Telecom, Inc.	6,000	51,731
	Chieftek Precision Co. Ltd.	17,050	38,584
	Chien Kuo Construction Co. Ltd.	87,200	29,465
	Chien Shing Harbour Service Co. Ltd.	6,000	6,080
	China Airlines Ltd.	1,491,000	780,508
#	China Bills Finance Corp.	341,000	150,249
	China Chemical & Pharmaceutical Co. Ltd.	95,000	59,485
#	China Development Financial Holding Corp.	3,098,354	1,127,416
	China Electric Manufacturing Corp.	91,530	39,215
	China Fineblanking Technology Co. Ltd.	17,018	18,188
	China General Plastics Corp.	83,626	51,173
	China Glaze Co. Ltd.	48,000	17,913
*	China Man-Made Fiber Corp.	633,861	151,812
	China Metal Products	121,000	100,529
	China Motor Corp.	105,200	136,155
#	China Petrochemical Development Corp.	1,498,069	435,542
	China Steel Chemical Corp.	35,000	111,665
	China Steel Corp.	1,656,000	1,378,488
	China Steel Structure Co. Ltd.	25,000	41,421
	China Wire & Cable Co. Ltd.	31,000	24,095
	Chinese Maritime Transport Ltd.	33,000	32,777
	Ching Feng Home Fashions Co. Ltd.	58,000	29,850
	Chin-Poon Industrial Co. Ltd.	184,000	156,661
#	Chipbond Technology Corp.	205,000	345,483
	ChipMOS Technologies, Inc.	281,133	276,097
	Chlitina Holding Ltd.	20,000	91,403
	Chong Hong Construction Co. Ltd.	64,100	141,411
	Chroma ATE, Inc.	43,000	234,764
#	Chun Yuan Steel Industry Co. Ltd.	185,000	85,046
	Chung Hsin Electric & Machinery Manufacturing Corp.	111,000	169,777
	Chung Hung Steel Corp.	205,000	124,916
	Chung Hwa Food Industrial Co. Ltd.	1,000	3,068
	Chung Hwa Pulp Corp.	171,228	88,273
	Chunghwa Precision Test Tech Co. Ltd.	4,000	47,024
	Chunghwa Telecom Co. Ltd., Sponsored ADR	3,400	116,994
	Chunghwa Telecom Co. Ltd.	133,000	458,573
	Chyang Sheng Dyeing & Finishing Co. Ltd.	54,000	23,113
	Cleanaway Co. Ltd.	16,000	82,832
	Clevo Co.	215,000	204,902
	CMC Magnetics Corp.	450,929	90,581
	Collins Co. Ltd.	42,000	18,672
#	Compal Electronics, Inc.	1,172,000	766,568
	Compeq Manufacturing Co. Ltd.	524,000	707,886
	Compucase Enterprise	24,000	19,684
	Concord Securities Co. Ltd.	227,424	66,037
#	Continental Holdings Corp	179,000	154,729
	Contrel Technology Co. Ltd.	49,000	21,098

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Coremax Corp.	18,699	$50,539
	Coretronic Corp.	199,000	307,924
	Co-Tech Development Corp.	90,552	122,240
	Cowealth Medical Holding Co. Ltd.	18,480	13,569
	Creative Sensor, Inc.	32,000	21,272
	Crowell Development Corp.	16,000	7,372
*	CSBC Corp. Taiwan	123,094	56,090
	CTBC Financial Holding Co. Ltd.	2,310,563	1,459,668
	CTCI Corp.	206,000	299,565
	CviLux Corp.	28,360	26,440
	CX Technology Co. Ltd.	11,250	7,454
	Cyberlink Corp.	23,000	64,282
	CyberPower Systems, Inc.	17,000	48,795
#	CyberTAN Technology, Inc.	74,000	49,948
	Cypress Technology Co. Ltd.	20,062	31,516
	DA CIN Construction Co. Ltd.	111,000	103,087
	Dadi Early-Childhood Education Group Ltd.	8,352	20,716
	Dafeng TV Ltd.	12,000	17,998
	Da-Li Development Co. Ltd.	97,538	79,684
	Darfon Electronics Corp.	95,000	111,335
*	Darwin Precisions Corp.	169,000	44,952
	Daxin Materials Corp.	26,900	48,029
	De Licacy Industrial Co. Ltd.	80,011	34,459
*	Delpha Construction Co. Ltd.	93,000	52,774
	Delta Electronics, Inc.	51,365	408,702
	Depo Auto Parts Ind Co. Ltd.	49,000	100,802
	Dimerco Data System Corp.	12,704	25,423
	Dimerco Express Corp.	43,440	83,336
	D-Link Corp.	169,096	76,099
	Dyaco International, Inc.	6,000	6,623
	Dynamic Holding Co. Ltd.	89,086	44,788
	Dynapack International Technology Corp.	48,000	101,777
	E & R Engineering Corp.	10,000	15,797
	E Ink Holdings, Inc.	19,000	120,729
#	E.Sun Financial Holding Co. Ltd.	1,612,014	1,158,496
	Eastern Media International Corp.	88,065	56,641
	Eclat Textile Co. Ltd.	22,583	296,350
	ECOVE Environment Corp.	6,000	45,322
#*	Edimax Technology Co. Ltd.	97,000	44,833
	Edison Opto Corp.	23,136	9,992
	Edom Technology Co. Ltd.	72,013	60,678
	eGalax_eMPIA Technology, Inc.	19,695	30,628
	Egis Technology, Inc.	37,000	64,281
	Elan Microelectronics Corp.	94,900	238,232
#*	E-Lead Electronic Co. Ltd.	17,429	33,796
	E-LIFE MALL Corp.	23,000	57,640
	Elite Advanced Laser Corp.	28,768	31,271
	Elite Material Co. Ltd.	131,000	592,558
	Elite Semiconductor Microelectronics Technology, Inc.	86,000	165,547
#*	Elitegroup Computer Systems Co. Ltd.	128,000	81,230
	eMemory Technology, Inc.	18,000	596,871
	Emerging Display Technologies Corp.	31,000	18,878
	Ennoconn Corp.	21,840	124,880
	Ennostar, Inc.	228,450	290,181
	EnTie Commercial Bank Co. Ltd.	251,000	111,655
	Episil Technologies, Inc.	24,000	64,496
	Episil-Precision, Inc.	14,000	29,816
	Eson Precision Ind Co. Ltd.	30,000	54,671
	Eternal Materials Co. Ltd.	237,527	220,090

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Eurocharm Holdings Co. Ltd.	6,000	$30,673
	Eva Airways Corp.	947,922	684,516
*	Everest Textile Co. Ltd.	164,535	38,932
	Evergreen International Storage & Transport Corp.	215,000	172,712
	Evergreen Marine Corp. Taiwan Ltd.	305,872	1,301,273
	Everlight Chemical Industrial Corp.	171,405	92,036
	Everlight Electronics Co. Ltd.	180,000	190,894
	Everspring Industry Co. Ltd.	41,000	14,060
	Excelliance Mos Corp.	7,000	19,574
	Excelsior Medical Co. Ltd.	57,064	109,170
	Far Eastern Department Stores Ltd.	374,000	208,810
	Far Eastern International Bank	1,303,634	428,213
	Far Eastern New Century Corp.	544,100	542,308
	Far EasTone Telecommunications Co. Ltd.	185,000	405,631
	Faraday Technology Corp.	48,000	210,211
	Farcent Enterprise Co. Ltd.	5,000	8,280
	Farglory F T Z Investment Holding Co. Ltd.	22,000	35,402
	Farglory Land Development Co. Ltd.	97,000	160,045
*	Federal Corp.	118,926	68,469
	Feedback Technology Corp.	7,700	17,072
	Feng Hsin Steel Co. Ltd.	165,000	287,742
	Feng TAY Enterprise Co. Ltd.	67,958	337,498
	First Copper Technology Co. Ltd.	32,000	27,173
	First Financial Holding Co. Ltd.	1,451,461	1,113,420
	First Hi-Tec Enterprise Co. Ltd.	27,554	34,033
	First Hotel	48,000	20,613
	First Insurance Co. Ltd.	96,000	41,829
*	First Steamship Co. Ltd.	280,468	69,518
	FIT Holding Co. Ltd.	9,000	6,494
	Fitipower Integrated Technology, Inc.	40,000	128,354
	Fittech Co. Ltd.	24,000	58,597
	FLEXium Interconnect, Inc.	128,112	362,932
	Flytech Technology Co. Ltd.	31,297	61,392
#	FocalTech Systems Co. Ltd.	39,000	82,528
	Forest Water Environment Engineering Co. Ltd.	18,190	15,900
	Formosa Advanced Technologies Co. Ltd.	50,000	58,292
#	Formosa Chemicals & Fibre Corp.	315,000	678,975
	Formosa International Hotels Corp.	8,672	48,106
	Formosa Laboratories, Inc.	40,544	59,367
	Formosa Oilseed Processing Co. Ltd.	14,000	23,612
	Formosa Petrochemical Corp.	45,000	115,781
	Formosa Plastics Corp.	235,000	605,457
	Formosa Sumco Technology Corp.	14,000	62,939
	Formosa Taffeta Co. Ltd.	278,000	221,061
	Formosan Rubber Group, Inc.	107,110	65,743
	Formosan Union Chemical	127,945	80,521
	Founding Construction & Development Co. Ltd.	72,000	38,372
	Foxconn Technology Co. Ltd.	221,535	310,108
	Foxsemicon Integrated Technology, Inc.	36,357	187,628
	Froch Enterprise Co. Ltd.	89,000	61,266
	FSP Technology, Inc.	45,000	51,532
#	Fubon Financial Holding Co. Ltd.	755,256	1,192,952
	Fulgent Sun International Holding Co. Ltd.	43,432	183,528
	Fullerton Technology Co. Ltd.	51,000	28,302
	Fulltech Fiber Glass Corp.	132,117	46,237
	Fusheng Precision Co. Ltd.	14,000	78,731
	Fwusow Industry Co. Ltd.	57,000	34,513
	G Shank Enterprise Co. Ltd.	49,000	66,451
	Gallant Precision Machining Co. Ltd.	11,000	8,670

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Gamania Digital Entertainment Co. Ltd.	54,000	$89,886
*	GCS Holdings, Inc.	9,000	9,723
	GEM Services, Inc.	25,210	48,643
	Gemtek Technology Corp.	153,000	123,752
	General Interface Solution Holding Ltd.	88,000	211,968
	General Plastic Industrial Co. Ltd.	20,480	17,561
	Generalplus Technology, Inc.	19,000	26,284
	GeneReach Biotechnology Corp.	8,800	13,860
	Genesys Logic, Inc.	20,000	51,527
	Genius Electronic Optical Co. Ltd.	35,616	330,512
	GeoVision, Inc.	22,977	23,632
	Getac Holdings Corp.	163,000	196,731
	GFC Ltd.	15,000	30,017
	Giant Manufacturing Co. Ltd.	55,000	350,007
*	Giantplus Technology Co. Ltd.	117,000	40,008
	Gigabyte Technology Co. Ltd.	156,000	445,404
*	Gigasolar Materials Corp.	5,790	17,210
*	Gigastorage Corp.	44,000	22,295
	Global Brands Manufacture Ltd.	111,320	88,833
	Global Lighting Technologies, Inc.	23,000	39,094
	Global Mixed Mode Technology, Inc.	25,000	99,653
	Global PMX Co. Ltd.	9,000	41,215
#	Global Unichip Corp.	19,000	285,812
	Globalwafers Co. Ltd.	33,000	365,770
*	Globe Union Industrial Corp.	99,000	36,392
#	Gloria Material Technology Corp.	165,680	145,752
*	Glotech Industrial Corp.	38,000	11,873
	Gold Circuit Electronics Ltd.	81,000	214,362
	Goldsun Building Materials Co. Ltd.	284,338	199,516
	Good Will Instrument Co. Ltd.	25,000	19,761
	Gourmet Master Co. Ltd.	40,237	122,143
	Grand Fortune Securities Co. Ltd.	76,076	24,039
	Grand Ocean Retail Group Ltd.	31,000	12,784
#	Grand Pacific Petrochemical	385,000	207,540
	Grand Process Technology Corp.	5,000	28,093
	GrandTech CG Systems, Inc.	26,775	43,103
	Grape King Bio Ltd.	32,000	120,549
	Great China Metal Industry	77,000	57,795
	Great Taipei Gas Co. Ltd.	75,000	71,210
	Great Tree Pharmacy Co. Ltd.	14,175	118,764
	Great Wall Enterprise Co. Ltd.	220,571	274,994
	Greatek Electronics, Inc.	148,000	213,077
*††	Green Energy Technology, Inc.	133,000	0
	Green River Holding Co. Ltd.	5,000	6,306
	GTM Holdings Corp.	52,000	38,939
	Gudeng Precision Industrial Co. Ltd.	3,000	20,089
	Hai Kwang Enterprise Corp.	21,000	11,290
	Hannstar Board Corp.	127,602	113,517
#	HannStar Display Corp.	754,000	267,147
	HannsTouch Solution, Inc.	188,079	53,624
	Hanpin Electron Co. Ltd.	14,000	12,165
	Harvatek Corp.	62,000	29,733
	Heran Co. Ltd.	3,000	9,436
	Hey Song Corp.	106,000	107,239
	Highlight Tech Corp.	23,871	33,099
	Highwealth Construction Corp.	193,991	249,300
	HIM International Music, Inc.	11,900	26,431
	Hiroca Holdings Ltd.	26,000	36,866
	Hitron Technology, Inc.	38,559	29,523

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hiwin Technologies Corp.	69,949	$359,376
	Hiyes International Co. Ltd.	8,000	14,303
	Ho Tung Chemical Corp.	399,125	99,327
	Hocheng Corp.	105,780	35,557
	Holiday Entertainment Co. Ltd.	15,300	26,912
	Holtek Semiconductor, Inc.	48,000	98,566
	Holy Stone Enterprise Co. Ltd.	38,500	104,129
	Hon Hai Precision Industry Co. Ltd.	715,624	2,272,877
*	Hong Pu Real Estate Development Co. Ltd.	97,000	66,180
	Hong TAI Electric Industrial	66,000	29,724
	Hong YI Fiber Industry Co.	56,000	29,519
	Horizon Securities Co. Ltd.	119,780	36,882
	Hota Industrial Manufacturing Co. Ltd.	27,263	63,057
	Hotai Finance Co. Ltd.	39,000	113,725
	Hotai Motor Co. Ltd.	15,000	271,386
*	Hotron Precision Electronic Industrial Co. Ltd.	18,000	18,945
	Hsin Kuang Steel Co. Ltd.	46,000	48,672
	Hsin Yung Chien Co. Ltd.	12,390	36,022
	Hsing TA Cement Co.	70,000	32,773
#*	HTC Corp.	145,000	226,160
#	Hu Lane Associate, Inc.	17,725	80,070
	HUA ENG Wire & Cable Co. Ltd.	132,000	52,501
	Hua Nan Financial Holdings Co. Ltd.	1,135,055	740,476
	Hua Yu Lien Development Co. Ltd.	21,000	34,824
	Huaku Development Co. Ltd.	83,000	221,697
	Hung Ching Development & Construction Co. Ltd.	54,000	34,627
	Hung Sheng Construction Ltd.	205,664	157,192
	Hwa Fong Rubber Industrial Co. Ltd.	67,242	29,194
	Hycon Technology Corp.	6,000	10,119
	IBF Financial Holdings Co. Ltd.	1,130,389	388,945
	Ichia Technologies, Inc.	119,000	65,779
	I-Chiun Precision Industry Co. Ltd.	38,851	20,092
	IEI Integration Corp.	47,340	77,652
	Infortrend Technology, Inc.	88,000	46,985
#	Innodisk Corp.	27,573	140,996
	Innolux Corp.	2,734,910	1,002,978
	Inpaq Technology Co. Ltd.	22,800	28,468
	Insyde Software Corp.	11,000	25,296
	Intai Technology Corp.	8,400	23,712
*	Integrated Service Technology, Inc.	27,109	65,941
	IntelliEPI, Inc.	8,000	14,239
	International CSRC Investment Holdings Co.	291,562	170,730
	International Games System Co. Ltd.	38,000	413,725
	Inventec Corp.	670,000	506,688
	Iron Force Industrial Co. Ltd.	14,000	30,783
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	31,456
	I-Sunny Construction & Development Co. Ltd.	6,600	16,246
	ITE Technology, Inc.	43,000	79,129
	ITEQ Corp.	104,029	176,304
	Jarllytec Co. Ltd.	21,000	34,395
	Jean Co. Ltd.	25,087	9,407
	Jentech Precision Industrial Co. Ltd.	10,998	119,227
	Jess-Link Products Co. Ltd.	30,250	32,930
	Jia Wei Lifestyle, Inc.	9,442	12,357
	Jih Lin Technology Co. Ltd.	28,000	52,254
	Jiin Yeeh Ding Enterprise Co. Ltd.	12,000	11,868
	Jinan Acetate Chemical Co. Ltd.	5,989	20,298
*	Jinli Group Holdings Ltd.	57,008	17,109
	JMC Electronics Co. Ltd.	6,000	5,464

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Jourdeness Group Ltd.	21,000	$47,122
	K Laser Technology, Inc.	44,000	24,656
	Kaimei Electronic Corp.	31,120	49,902
	Kaori Heat Treatment Co. Ltd.	13,000	47,077
	Kaulin Manufacturing Co. Ltd.	45,000	18,122
	Kedge Construction Co. Ltd.	6,600	9,344
	KEE TAI Properties Co. Ltd.	185,000	62,495
	Kenda Rubber Industrial Co. Ltd.	185,015	175,192
	Kenmec Mechanical Engineering Co. Ltd.	44,000	32,869
	Kerry TJ Logistics Co. Ltd.	53,000	57,375
*	Key Ware Electronics Co. Ltd.	61,129	18,636
	Keystone Microtech Corp.	2,000	9,311
	Kindom Development Co. Ltd.	91,200	68,093
	King Chou Marine Technology Co. Ltd.	36,340	38,319
	King Slide Works Co. Ltd.	9,000	116,779
	King Yuan Electronics Co. Ltd.	511,000	517,013
	King’s Town Bank Co. Ltd.	388,000	369,275
*	King’s Town Construction Co. Ltd.	34,000	35,988
	Kinik Co.	29,000	91,324
	Kinko Optical Co. Ltd.	28,365	20,169
#	Kinpo Electronics	566,000	247,610
#	Kinsus Interconnect Technology Corp.	104,000	335,116
	KMC Kuei Meng International, Inc.	17,300	74,830
	KNH Enterprise Co. Ltd.	76,000	35,825
	Ko Ja Cayman Co. Ltd.	5,000	7,861
	KS Terminals, Inc.	32,000	67,978
	Kung Long Batteries Industrial Co. Ltd.	24,000	100,850
*	Kung Sing Engineering Corp.	190,573	38,064
	Kuo Toong International Co. Ltd.	80,315	48,155
	Kuo Yang Construction Co. Ltd.	84,360	46,908
	Kwong Lung Enterprise Co. Ltd.	20,000	37,306
	KYE Systems Corp.	99,000	29,287
	L&K Engineering Co. Ltd.	71,000	63,094
	La Kaffa International Co. Ltd.	11,000	33,408
	LAN FA Textile	93,000	23,487
	Land Mark Optoelectronics Corp.	24,000	68,862
	Lanner Electronics, Inc.	33,048	65,886
	Largan Precision Co. Ltd.	14,000	800,967
	Laser Tek Taiwan Co. Ltd.	14,000	11,190
	LCY Technology Corp.	14,000	10,489
*	Leader Electronics, Inc.	31,000	8,905
	Leadtrend Technology Corp.	4,280	7,479
#	Lealea Enterprise Co. Ltd.	339,000	109,211
	Ledlink Optics, Inc.	17,850	12,309
	LEE CHI Enterprises Co. Ltd.	56,000	37,397
	Lemtech Holdings Co. Ltd.	9,656	21,482
*	Li Cheng Enterprise Co. Ltd.	25,785	18,343
*	Li Peng Enterprise Co. Ltd.	236,600	56,795
	Lian HWA Food Corp.	23,782	48,060
	Lida Holdings Ltd.	28,240	25,014
	Lien Hwa Industrial Holdings Corp.	159,131	229,452
	Lingsen Precision Industries Ltd.	174,000	69,340
#	Lite-On Technology Corp.	646,417	1,280,054
*	Long Bon International Co. Ltd.	97,100	49,718
	Long Da Construction & Development Corp.	61,000	38,868
	Longchen Paper & Packaging Co. Ltd.	270,169	124,234
	Longwell Co.	24,000	38,793
	Lotes Co. Ltd.	15,303	367,255
	Lotus Pharmaceutical Co. Ltd.	22,000	105,094

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Lu Hai Holding Corp.	16,005	$14,721
	Lumax International Corp. Ltd.	19,440	39,662
	Lung Yen Life Service Corp.	59,000	64,581
	Luxe Electric Co. Ltd.	37,000	18,776
	M31 Technology Corp.	2,000	20,070
	Macauto Industrial Co. Ltd.	17,000	30,144
	Machvision, Inc.	12,358	44,711
	Macroblock, Inc.	8,000	22,696
	Macronix International Co. Ltd.	628,798	579,306
	Makalot Industrial Co. Ltd.	36,865	228,279
	Marketech International Corp.	9,000	27,183
#	Materials Analysis Technology, Inc.	27,257	115,978
	Mayer Steel Pipe Corp.	64,000	42,802
#	Mechema Chemicals International Corp.	13,000	38,200
	MediaTek, Inc.	184,000	3,353,988
*	Medigen Biotechnology Corp.	21,000	19,357
*	Medigen Vaccine Biologics Corp.	17,792	35,495
	Mega Financial Holding Co. Ltd.	1,158,224	1,073,034
	Meiloon Industrial Co.	50,750	26,095
	Mercuries & Associates Holding Ltd.	203,949	89,453
#*	Mercuries Life Insurance Co. Ltd.	578,761	98,316
	Merida Industry Co. Ltd.	29,000	158,027
	Merry Electronics Co. Ltd.	40,854	99,536
#	Micro-Star International Co. Ltd.	184,000	623,245
	Mildef Crete, Inc.	18,000	22,474
	MIN AIK Technology Co. Ltd.	58,600	29,199
	Mirle Automation Corp.	61,000	68,136
	Mitac Holdings Corp.	403,560	338,685
	momo.com, Inc.	14,480	216,036
	MOSA Industrial Corp.	28,000	20,309
	MPI Corp.	30,000	78,602
	Nak Sealing Technologies Corp.	19,000	61,773
	Namchow Holdings Co. Ltd.	87,000	116,876
	Nan Liu Enterprise Co. Ltd.	7,000	15,200
	Nan Ya Plastics Corp.	298,000	631,414
#	Nan Ya Printed Circuit Board Corp.	47,000	306,638
	Nang Kuang Pharmaceutical Co. Ltd.	14,000	14,509
	Nantex Industry Co. Ltd.	52,780	55,388
#	Nanya Technology Corp.	341,432	575,597
*	National Aerospace Fasteners Corp.	8,000	14,594
	National Petroleum Co. Ltd.	7,000	10,925
	Netronix, Inc.	30,000	51,847
	New Best Wire Industrial Co. Ltd.	14,400	16,068
*	New Era Electronics Co. Ltd.	29,000	13,352
*	Newmax Technology Co. Ltd.	26,000	22,504
	Nexcom International Co. Ltd.	13,000	10,413
	Nichidenbo Corp.	72,030	106,142
	Nidec Chaun-Choung Technology Corp.	3,000	9,342
	Nien Hsing Textile Co. Ltd.	51,245	33,574
	Nien Made Enterprise Co. Ltd.	46,000	354,680
	Niko Semiconductor Co. Ltd.	12,000	17,071
	Nishoku Technology, Inc.	16,000	42,824
	Nova Technology Corp.	10,000	25,348
	Novatek Microelectronics Corp.	142,000	1,058,005
	Nuvoton Technology Corp.	20,000	63,227
	Nyquest Technology Co. Ltd.	4,000	7,570
	O-Bank Co. Ltd.	458,620	112,795
	Ocean Plastics Co. Ltd.	52,000	53,124
	OK Biotech Co. Ltd.	16,000	11,091

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Oneness Biotech Co. Ltd.	14,000	$98,852
	Orient Europharma Co. Ltd.	8,000	8,701
	Orient Semiconductor Electronics Ltd.	203,107	101,775
	Oriental Union Chemical Corp.	263,000	137,568
	O-TA Precision Industry Co. Ltd.	29,422	83,492
	Pacific Construction Co.	29,000	8,047
	Pacific Hospital Supply Co. Ltd.	16,496	33,520
	Paiho Shih Holdings Corp.	47,472	37,101
	Pan Jit International, Inc.	51,700	87,921
	Pan-International Industrial Corp.	165,000	162,451
	Parade Technologies Ltd.	15,000	282,480
	Paragon Technologies Co. Ltd.	26,000	15,958
	Parpro Corp.	19,000	12,669
	PChome Online, Inc.	32,000	49,760
	PCL Technologies, Inc.	6,610	18,138
	P-Duke Technology Co. Ltd.	23,968	59,814
	Pegatron Corp.	533,000	974,366
	Pegavision Corp.	8,000	69,842
*	PharmaEssentia Corp.	5,219	73,223
*††	Pharmally International Holding Co. Ltd.	10,983	0
	Phison Electronics Corp.	40,000	365,561
	Pixart Imaging, Inc.	34,000	84,975
	Planet Technology Corp.	14,000	32,345
	Plastron Precision Co. Ltd.	28,126	10,287
	Plotech Co. Ltd.	21,600	13,154
	Polytronics Technology Corp.	12,564	20,516
	Pou Chen Corp.	666,000	562,243
	Power Wind Health Industry, Inc.	11,968	43,209
	Powerchip Semiconductor Manufacturing Corp.	654,000	622,575
	Powertech Technology, Inc.	394,000	909,952
	Poya International Co. Ltd.	19,953	253,603
	President Chain Store Corp.	79,000	656,884
	President Securities Corp.	455,652	206,834
	Primax Electronics Ltd.	181,000	303,222
	Prince Housing & Development Corp.	421,000	134,464
	Pro Hawk Corp.	6,000	28,940
	Promate Electronic Co. Ltd.	39,000	42,555
	Prosperity Dielectrics Co. Ltd.	35,086	33,684
	Qisda Corp.	303,000	230,329
	QST International Corp.	25,300	45,083
	Qualipoly Chemical Corp.	21,000	20,622
	Quang Viet Enterprise Co. Ltd.	17,000	65,754
#	Quanta Computer, Inc.	350,000	741,337
	Quanta Storage, Inc.	62,000	72,597
	Quintain Steel Co. Ltd.	57,567	21,475
	Radiant Opto-Electronics Corp.	159,000	484,452
	Radium Life Tech Co. Ltd.	287,089	80,751
#	Rafael Microelectronics, Inc.	10,821	39,452
#*	RDC Semiconductor Co. Ltd.	12,000	51,751
	Realtek Semiconductor Corp.	116,000	914,458
	Rechi Precision Co. Ltd.	170,000	83,489
	Rexon Industrial Corp. Ltd.	49,000	42,804
	Rich Development Co. Ltd.	251,000	63,679
*	Ritek Corp.	354,084	76,873
	Rodex Fasteners Corp.	13,000	24,331
*	Roo Hsing Co. Ltd.	204,000	18,486
	Ruentex Development Co. Ltd.	428,098	525,494
	Ruentex Engineering & Construction Co.	12,000	33,280
	Ruentex Industries Ltd.	253,904	433,735

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Run Long Construction Co. Ltd.	11,500	$22,589
	Sakura Development Co. Ltd.	12,000	11,714
	Sampo Corp.	104,400	76,062
	San Fang Chemical Industry Co. Ltd.	75,679	46,943
	San Far Property Ltd.	128,925	46,179
	San Shing Fastech Corp.	44,000	72,062
	Sanitar Co. Ltd.	13,000	14,271
	Sanyang Motor Co. Ltd.	219,000	246,383
	Savior Lifetec Corp.	72,074	36,079
	Scan-D Corp.	9,000	12,699
*	SCI Pharmtech, Inc.	15,600	41,789
	Scientech Corp.	20,000	38,689
	ScinoPharm Taiwan Ltd.	13,000	9,589
	SDI Corp.	28,000	77,197
	Sea Sonic Electronics Co. Ltd.	19,000	27,025
	Senao International Co. Ltd.	28,000	25,820
#	Senao Networks, Inc.	10,000	55,963
	Sensortek Technology Corp.	7,000	42,681
	Sercomm Corp.	85,000	198,650
	Sesoda Corp.	79,104	98,347
	Shanghai Commercial & Savings Bank Ltd.	367,000	528,224
	Shan-Loong Transportation Co. Ltd.	44,000	44,498
	Sharehope Medicine Co. Ltd.	16,192	14,756
	Sheng Yu Steel Co. Ltd.	40,000	28,854
	ShenMao Technology, Inc.	21,000	24,235
	Shih Her Technologies, Inc.	19,000	29,782
	Shih Wei Navigation Co. Ltd.	144,722	102,561
#	Shihlin Electric & Engineering Corp.	127,000	215,204
	Shin Foong Specialty & Applied Materials Co. Ltd.	7,000	11,145
	Shin Hsiung Natural Gas Co. Ltd.	6,900	13,826
	Shin Kong Financial Holding Co. Ltd.	3,171,243	786,221
	Shin Ruenn Development Co. Ltd.	13,000	10,564
	Shin Zu Shing Co. Ltd.	52,980	127,867
*	Shining Building Business Co. Ltd.	191,632	53,892
	Shinkong Insurance Co. Ltd.	78,000	106,570
	Shinkong Synthetic Fibers Corp.	548,000	274,234
	Shinkong Textile Co. Ltd.	14,000	16,586
	Shiny Chemical Industrial Co. Ltd.	22,360	69,562
	ShunSin Technology Holding Ltd.	7,000	17,172
*	Shuttle, Inc.	154,000	54,058
	Sigurd Microelectronics Corp.	233,226	335,706
	Silergy Corp.	19,000	219,102
	Simplo Technology Co. Ltd.	34,600	274,924
	Sinbon Electronics Co. Ltd.	29,064	225,699
	Sincere Navigation Corp.	133,900	73,092
	Single Well Industrial Corp.	20,700	15,735
	Sinher Technology, Inc.	28,000	30,774
	Sinmag Equipment Corp.	17,420	44,519
	Sino-American Silicon Products, Inc.	197,000	755,489
	Sinon Corp.	180,000	197,722
	SinoPac Financial Holdings Co. Ltd.	2,075,999	1,035,830
	Sinphar Pharmaceutical Co. Ltd.	30,340	26,252
	Sinyi Realty, Inc.	80,544	70,043
	Sirtec International Co. Ltd.	42,800	25,677
	Sitronix Technology Corp.	51,000	260,944
	Siward Crystal Technology Co. Ltd.	64,000	58,063
	Soft-World International Corp.	21,000	46,634
	Solar Applied Materials Technology Corp.	98,398	84,382
	Solomon Technology Corp.	56,000	38,875

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Solteam, Inc.	11,110	$13,862
#	Sonix Technology Co. Ltd.	50,000	71,089
	Speed Tech Corp.	28,000	43,468
#	Spirox Corp.	29,000	23,267
	Sporton International, Inc.	20,315	127,157
	St Shine Optical Co. Ltd.	17,000	111,169
	Standard Chemical & Pharmaceutical Co. Ltd.	32,000	44,231
	Standard Foods Corp.	114,402	137,106
	Stark Technology, Inc.	19,200	45,843
	Sun Race Sturmey-Archer, Inc.	13,000	17,809
*	Sun Yad Construction Co. Ltd.	42,435	16,216
	Sunfun Info Co. Ltd.	2,920	13,059
	Sunjuice Holdings Co. Ltd.	5,000	31,330
*	Sunko INK Co. Ltd.	55,250	22,548
	SunMax Biotechnology Co. Ltd.	11,000	46,606
	Sunny Friend Environmental Technology Co. Ltd.	22,000	91,768
	Sunonwealth Electric Machine Industry Co. Ltd.	70,000	87,105
	Sunplus Technology Co. Ltd.	183,000	127,316
	Sunrex Technology Corp.	34,561	38,582
	Sunspring Metal Corp.	41,351	26,467
	Supreme Electronics Co. Ltd.	150,935	154,917
	Swancor Holding Co. Ltd.	12,000	33,126
	Sweeten Real Estate Development Co. Ltd.	22,000	16,217
	Symtek Automation Asia Co. Ltd.	15,486	36,280
	Syncmold Enterprise Corp.	45,000	82,358
*	SYNergy ScienTech Corp.	12,000	6,390
#	Synnex Technology International Corp.	356,250	580,015
	Systex Corp.	51,000	104,693
	T3EX Global Holdings Corp.	35,039	65,790
	TA Chen Stainless Pipe	499,850	584,064
	Ta Liang Technology Co. Ltd.	22,000	27,743
	Ta Ya Electric Wire & Cable	105,164	53,812
	Ta Yih Industrial Co. Ltd.	17,000	18,039
	Tah Hsin Industrial Corp.	16,011	32,099
	TA-I Technology Co. Ltd.	34,750	44,512
*	Tai Tung Communication Co. Ltd.	25,934	11,029
	Taichung Commercial Bank Co. Ltd.	1,249,040	485,783
	TaiDoc Technology Corp.	14,471	76,267
#	Taiflex Scientific Co. Ltd.	70,060	87,283
	Taimide Tech, Inc.	34,450	32,466
	Tainan Enterprises Co. Ltd.	37,000	20,928
	Tainan Spinning Co. Ltd.	518,240	259,861
	Tai-Saw Technology Co. Ltd.	27,000	19,966
	Taishin Financial Holding Co. Ltd.	2,193,937	900,376
	Taita Chemical Co. Ltd.	126,197	77,762
	TAI-TECH Advanced Electronics Co. Ltd.	13,000	29,636
	Taiwan Business Bank	1,822,649	674,766
	Taiwan Cement Corp.	923,102	865,578
	Taiwan Chinsan Electronic Industrial Co. Ltd.	41,288	42,889
	Taiwan Cogeneration Corp.	87,000	78,937
	Taiwan Cooperative Financial Holding Co. Ltd.	1,293,159	1,001,956
	Taiwan FamilyMart Co. Ltd.	11,000	63,139
	Taiwan Fertilizer Co. Ltd.	231,000	374,520
	Taiwan Fire & Marine Insurance Co. Ltd.	96,000	58,966
	Taiwan FU Hsing Industrial Co. Ltd.	36,000	44,720
	Taiwan Glass Industry Corp.	455,046	287,425
	Taiwan High Speed Rail Corp.	250,000	217,792
	Taiwan Hon Chuan Enterprise Co. Ltd.	137,927	356,445
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	44,000	47,146

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan IC Packaging Corp.	24,000	$7,803
††	Taiwan Land Development Corp.	269,666	16,821
	Taiwan Line Tek Electronic	13,000	9,826
	Taiwan Mobile Co. Ltd.	170,000	501,260
	Taiwan Navigation Co. Ltd.	88,000	63,289
	Taiwan Paiho Ltd.	123,000	185,835
	Taiwan PCB Techvest Co. Ltd.	101,000	102,039
	Taiwan Sakura Corp.	51,200	92,971
	Taiwan Sanyo Electric Co. Ltd.	10,000	10,951
	Taiwan Secom Co. Ltd.	59,000	169,029
	Taiwan Semiconductor Co. Ltd.	45,000	104,394
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	129,369	7,962,662
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,000	14,065,978
	Taiwan Shin Kong Security Co. Ltd.	56,560	67,812
	Taiwan Steel Union Co. Ltd.	5,000	13,663
	Taiwan Styrene Monomer	119,000	45,564
	Taiwan Surface Mounting Technology Corp.	64,800	163,869
	Taiwan Taxi Co. Ltd.	7,292	17,756
#*	Taiwan TEA Corp.	281,000	178,965
	Taiwan Union Technology Corp.	65,000	88,249
#	Taiwan-Asia Semiconductor Corp.	117,889	115,311
	Taiyen Biotech Co. Ltd.	42,000	39,077
*	Tatung Co. Ltd.	441,000	427,591
	TCI Co. Ltd.	30,256	100,774
	Te Chang Construction Co. Ltd.	29,000	26,766
	Team Group, Inc.	9,800	9,278
	Teco Electric & Machinery Co. Ltd.	548,000	484,032
	Tehmag Foods Corp.	10,560	79,902
	TEKOM Technologies, Inc.	3,000	9,228
	Tera Autotech Corp.	29,187	15,932
	Test Research, Inc.	42,000	78,242
	Test Rite International Co. Ltd.	62,000	38,821
	Tex-Ray Industrial Co. Ltd.	50,000	17,687
	Thermaltake Technology Co. Ltd.	19,000	12,627
	Thinking Electronic Industrial Co. Ltd.	24,000	87,289
	Thye Ming Industrial Co. Ltd.	44,800	48,092
	Ton Yi Industrial Corp.	294,000	151,119
	Tong Hsing Electronic Industries Ltd.	47,208	252,403
	Tong Yang Industry Co. Ltd.	199,000	278,467
	Tong-Tai Machine & Tool Co. Ltd.	85,060	35,076
	Topco Scientific Co. Ltd.	48,876	226,174
	Topkey Corp.	26,000	138,899
	Topoint Technology Co. Ltd.	65,200	57,330
	Toung Loong Textile Manufacturing	42,840	35,186
	TPK Holding Co. Ltd.	155,000	136,807
	Trade-Van Information Services Co.	11,000	18,603
	Transcend Information, Inc.	24,000	47,916
	Transcom, Inc.	8,000	30,893
	Tripod Technology Corp.	149,000	411,699
	Tsang Yow Industrial Co. Ltd.	20,000	14,045
	Tsann Kuen Enterprise Co. Ltd.	11,226	14,537
	TSC Auto ID Technology Co. Ltd.	11,530	66,838
	TSRC Corp.	216,000	176,982
	Ttet Union Corp.	12,000	53,963
	TTFB Co. Ltd.	3,945	22,689
	TTY Biopharm Co. Ltd.	60,000	139,368
	Tul Corp.	19,000	36,522
	Tung Ho Steel Enterprise Corp.	248,570	380,394
#	Tung Thih Electronic Co. Ltd.	19,000	78,769

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Turvo International Co. Ltd.	10,410	$29,227
	TXC Corp.	99,000	233,655
	TYC Brother Industrial Co. Ltd.	116,000	90,218
*	Tycoons Group Enterprise	143,700	35,597
	Tyntek Corp.	110,000	51,719
	UDE Corp.	34,000	31,152
	U-Ming Marine Transport Corp.	189,000	205,861
	Unic Technology Corp.	28,000	10,975
	Unimicron Technology Corp.	292,000	1,121,972
#	Union Bank Of Taiwan	891,994	418,648
	Uni-President Enterprises Corp.	407,560	827,656
	Unitech Computer Co. Ltd.	35,000	31,748
*	Unitech Printed Circuit Board Corp.	198,586	107,482
	United Integrated Services Co. Ltd.	64,000	287,224
#	United Microelectronics Corp., Sponsored ADR	5,400	32,022
#	United Microelectronics Corp.	1,888,000	2,270,246
*	United Orthopedic Corp.	18,422	17,710
	United Radiant Technology	34,000	16,703
	United Recommend International Co. Ltd.	12,750	25,208
*	United Renewable Energy Co. Ltd.	369,206	239,990
††	Unity Opto Technology Co. Ltd.	186,000	4,459
	Universal Cement Corp.	203,120	125,976
	Universal Vision Biotechnology Co. Ltd.	12,600	96,369
	Unizyx Holding Corp.	79,944	63,506
#	UPC Technology Corp.	321,221	121,384
	Userjoy Technology Co. Ltd.	8,884	19,062
	USI Corp.	392,204	245,931
	Utechzone Co. Ltd.	15,000	35,285
	Vanguard International Semiconductor Corp.	229,000	470,176
	Ve Wong Corp.	18,000	18,160
	Ventec International Group Co. Ltd.	21,000	38,582
#	Visual Photonics Epitaxy Co. Ltd.	47,500	84,805
	Voltronic Power Technology Corp.	15,442	626,082
	Wafer Works Corp.	137,048	169,047
	Waffer Technology Corp.	33,463	32,073
	Wah Hong Industrial Corp.	27,000	24,254
	Wah Lee Industrial Corp.	76,500	190,295
	Walsin Lihwa Corp.	796,038	880,555
	Walsin Technology Corp.	88,398	215,766
	Walton Advanced Engineering, Inc.	127,000	42,422
	Wan Hai Lines Ltd.	195,500	409,274
	We & Win Development Co. Ltd.	115,000	24,550
	WEI Chih Steel Industrial Co. Ltd.	15,000	10,133
	Wei Chuan Foods Corp.	104,000	58,840
#	Weikeng Industrial Co. Ltd.	134,734	107,228
	Well Shin Technology Co. Ltd.	34,000	47,375
	WELLELL, Inc.	24,000	17,257
	Weltrend Semiconductor	37,000	48,678
	Wholetech System Hitech Ltd.	19,000	23,494
	Win Semiconductors Corp.	84,840	320,111
	Winbond Electronics Corp.	1,011,804	609,874
	Winstek Semiconductor Co. Ltd.	41,000	51,641
	WinWay Technology Co. Ltd.	5,000	47,510
	Wisdom Marine Lines Co. Ltd.	158,236	255,923
	Wistron Corp.	890,288	718,795
	Wistron Information Technology & Services Corp.	5,000	11,906
	Wistron NeWeb Corp.	105,267	272,936
	Wiwynn Corp.	17,000	380,829
	Wonderful Hi-Tech Co. Ltd.	44,357	41,719

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#*	Wowprime Corp.	41,000	$158,691
	WPG Holdings Ltd.	425,520	579,369
	WT Microelectronics Co. Ltd.	140,567	253,889
	WUS Printed Circuit Co. Ltd.	70,735	49,701
	XAC Automation Corp.	27,000	17,479
#	XinTec, Inc.	54,000	159,874
*††	XPEC Entertainment, Inc.	17,960	0
	Xxentria Technology Materials Corp.	27,000	47,472
	Yageo Corp.	82,440	934,623
	Yang Ming Marine Transport Corp.	598,215	1,113,655
	YC INOX Co. Ltd.	80,094	62,848
	Yea Shin International Development Co. Ltd.	87,086	59,706
	Yem Chio Co. Ltd.	185,936	74,607
	Yeong Guan Energy Technology Group Co. Ltd.	43,164	66,433
	YFC-Boneagle Electric Co. Ltd.	32,321	24,332
#	YFY, Inc.	554,000	438,508
	Yi Jinn Industrial Co. Ltd.	92,800	52,355
*	Yieh Hsing Enterprise Co. Ltd.	35,000	9,842
	Yieh Phui Enterprise Co. Ltd.	366,212	161,911
	YONGGU Group, Inc.	4,000	5,961
	Yonyu Plastics Co. Ltd.	38,000	38,996
	Young Fast Optoelectronics Co. Ltd.	30,000	23,684
	Youngtek Electronics Corp.	30,160	52,785
	Yuan High-Tech Development Co. Ltd.	3,600	6,714
	Yuanta Financial Holding Co. Ltd.	1,595,999	974,528
	Yuanta Futures Co. Ltd.	15,792	22,936
	Yuen Chang Stainless Steel Co. Ltd.	31,547	18,789
	Yuen Foong Yu Consumer Products Co. Ltd.	35,000	37,866
	Yulon Finance Corp.	82,930	350,368
	Yulon Motor Co. Ltd.	226,834	320,440
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	14,000	30,277
	Yungshin Construction & Development Co. Ltd.	24,000	44,562
	YungShin Global Holding Corp.	42,800	51,634
	Yusin Holding Corp.	6,000	18,777
	Zeng Hsing Industrial Co. Ltd.	22,000	73,342
	Zenitron Corp.	78,000	62,116
	Zero One Technology Co. Ltd.	40,528	48,312
	Zhen Ding Technology Holding Ltd.	181,400	594,505
	Zig Sheng Industrial Co. Ltd.	168,000	49,957
#*	Zinwell Corp.	137,000	70,212
	Zippy Technology Corp.	45,000	52,852
	ZongTai Real Estate Development Co. Ltd.	47,701	43,489

TOTAL TAIWAN			156,907,606

THAILAND — (0.8%)
	AAPICO Hitech PCL	71,300	56,669
	Absolute Clean Energy PCL	496,900	35,773
	Advanced Info Service PCL	83,800	420,541
	Advanced Information Technology PCL	426,000	69,396
	AEON Thana Sinsap Thailand PCL	29,800	128,016
*	After You PCL	82,900	24,395
	AgriPure Holdings PLC	101,200	13,428
*	Airports of Thailand PCL	162,100	315,171
	AJ Plast PCL	58,400	19,027
	Allianz Ayudhya Capital PCL	9,200	10,273
*	Alpha Divisions PCL, Class F	344,600	13,672
	Amanah Leasing PCL	238,700	25,839
	Amata Corp. PCL	236,400	121,119
*	Ananda Development PCL	1,207,400	45,365

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	AP Thailand PCL	1,278,500	$329,199
	Asia Plus Group Holdings PCL	679,600	53,568
	Asia Sermkij Leasing PCL, NVDR	24,600	21,006
	Asian Insulators PCL	71,750	11,782
	Asian Sea Corp. PCL, Class F	96,500	44,117
	Asiasoft Corp. PCL	52,200	22,767
	Asset World Corp. PCL	392,000	62,827
	B Grimm Power PCL	103,600	91,868
	Bangchak Corp. PCL	461,800	370,071
*	Bangkok Airways PCL	246,600	87,470
	Bangkok Bank PCL	21,200	81,046
	Bangkok Bank PCL, NVDR	35,500	135,713
	Bangkok Chain Hospital PCL	392,400	190,736
	Bangkok Commercial Asset Management PCL	278,000	111,755
	Bangkok Dusit Medical Services PCL, Class F	385,100	298,488
	Bangkok Expressway & Metro PCL	353,440	87,292
	Bangkok Insurance PCL	6,400	46,411
	Bangkok Land PCL	4,528,100	120,162
	Bangkok Life Assurance PCL, NVDR	137,800	118,575
*	Bangkok Ranch PCL	236,200	17,377
	Banpu PCL	1,653,333	543,002
	Banpu Power PCL	99,800	39,070
	BCPG PCL	127,000	31,867
	BEC World PCL	309,452	78,461
	Berli Jucker PCL	197,050	177,324
*	Better World Green PCL	1,758,200	33,261
*	Beyond Securities PCL	60,800	22,205
	BG Container Glass PCL	32,000	8,324
*	Bound & Beyond PCL	65,700	20,887
	BTS Group Holdings PCL	679,500	148,183
	Bumrungrad Hospital PCL	12,900	76,939
	Business Online PCL	88,600	24,210
	Cal-Comp Electronics Thailand PCL, Class F	1,166,440	67,424
	Carabao Group PCL, Class F	45,100	106,944
	Central Pattana PCL	114,800	207,370
	Central Retail Corp. PCL	149,775	165,280
	CH Karnchang PCL	232,300	141,602
	Charoen Pokphand Foods PCL	665,700	441,643
	Chularat Hospital PCL, Class F	1,709,500	159,002
	CIMB Thai Bank PCL	778,200	17,175
	CK Power PCL	271,900	35,291
	Com7 PCL, Class F	153,200	121,763
*	Country Group Development PCL	907,200	10,965
*	Country Group Holdings PCL, Class F	420,300	7,620
	CP ALL PCL	156,500	246,716
	Delta Electronics Thailand PCL	5,300	80,767
	Demco PCL	239,200	27,527
	Dhipaya Group Holdings PCL	133,200	189,861
	Diamond Building Products PCL	85,800	17,358
	Do Day Dream PCL	11,500	5,046
	Dohome PCL	127,080	43,072
	Dynasty Ceramic PCL	1,370,220	97,204
*	E for L Aim PCL	525,000	6,069
	Eastern Polymer Group PCL, Class F	259,000	69,411
	Eastern Power Group PCL	179,764	20,404
	Eastern Water Resources Development & Management PCL, Class F	233,400	31,275
	Ekachai Medical Care PCL	92,976	18,932
	Electricity Generating PCL	27,900	124,986
	Energy Absolute PCL	97,000	245,941

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Esso Thailand PCL	203,700	$77,605
	Exotic Food PCL, Class F	42,200	13,416
	Forth Corp. PCL	71,200	99,149
	Forth Smart Service PCL	86,500	43,636
	Frasers Property Thailand PCL	25,000	9,984
*	General Engineering PCL	1,863,500	10,282
	GFPT PCL	118,400	45,730
	Global Green Chemicals PCL, Class F	117,000	43,652
	Global Power Synergy PCL, Class F	68,831	112,126
	Gulf Energy Development PCL	61,600	81,734
	Gunkul Engineering PCL	913,700	123,635
	Haad Thip PCL	13,900	10,409
	Hana Microelectronics PCL	141,600	129,285
	Home Product Center PCL	636,320	244,095
	Hwa Fong Rubber Thailand PCL	88,400	15,097
	I&I Group PCL	11,100	12,687
	Ichitan Group PCL	155,600	43,336
	Index Livingmall PCL	63,600	29,076
	Indorama Ventures PCL	287,500	317,262
	Infraset PCL	106,000	10,138
	Interlink Communication PCL	140,900	28,691
*	Interlink Telecom PCL	202,400	21,165
	Internet Thailand PCL	90,500	13,078
*	Interpharma PCL	62,300	26,681
	IRPC PCL	3,303,400	272,535
	IT City PCL	21,800	2,950
*	Italian-Thai Development PCL	1,448,300	73,442
*	Jasmine International PCL	1,957,700	124,478
*	Jasmine Technology Solution PCL	12,900	16,439
	Jay Mart PCL	13,500	16,050
*	JKN Global Media PCL	88,200	11,703
	JMT Network Services PCL, Class F	29,480	50,347
	JWD Infologistics PCL	158,700	81,310
	Kang Yong Electric PCL	100	841
	Karmarts PCL	338,400	54,681
	Kasikornbank PCL, NVDR	58,200	223,258
	KCE Electronics PCL	186,800	206,138
	KGI Securities Thailand PCL	290,700	36,968
	Khon Kaen Sugar Industry PCL	625,296	61,117
	Kiatnakin Phatra Bank PCL	90,400	173,389
	Krung Thai Bank PCL	312,000	143,458
	Krungthai Card PCL	128,800	192,895
	Ladprao General Hospital PCL, Class F	56,700	8,566
	Lalin Property PCL	23,700	5,604
	Land & Houses PCL	1,333,400	322,314
	Land & Houses PCL, NVDR	108,300	26,179
	Lanna Resources PCL	121,200	58,912
	LH Financial Group PCL	1,555,400	44,954
	Loxley PCL	909,200	52,555
	LPN Development PCL	565,100	61,469
*	Master Ad PCL	280,600	3,907
	MBK PCL	363,812	179,707
	MC Group PCL	93,300	24,391
	MCS Steel PCL	101,800	24,875
*	MDX PCL	63,100	7,593
	Mega Lifesciences PCL	117,700	136,843
	Millcon Steel PCL	707,300	14,867
*	Minor International PCL	95,146	70,622
	MK Restaurants Group PCL	60,200	92,135

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Mono Next PCL	707,900	$26,969
	Muangthai Capital PCL	148,100	141,057
	Namyong Terminal PCL	161,200	15,502
*	Nawarat Patanakarn PCL	960,400	19,682
	Netbay PCL	22,700	17,744
	Noble Development PCL	162,000	19,409
	Nonthavej Hospital PCL	10,100	10,150
	Northeast Rubber PCL	278,200	42,395
	Origin Property PCL, Class F	285,200	76,433
	Osotspa PCL	243,200	169,333
	Pacific Pipe PCL	149,600	14,779
*	Plan B Media PCL, Class F	667,764	123,693
*	Platinum Group PCL, Class F	367,600	31,680
	Polyplex Thailand PCL	171,000	106,033
*	Power Solution Technologies PCL, Class F	351,000	15,770
	Praram 9 Hospital PCL	51,200	24,214
	Precious Shipping PCL	252,100	86,771
	Premier Marketing PCL	152,100	38,764
	Prima Marine PCL	355,600	60,263
*	Principal Capital PCL	74,100	11,876
	Property Perfect PCL	3,542,385	36,299
	Pruksa Holding PCL	319,400	100,704
	PTG Energy PCL	448,900	163,944
	PTT Exploration & Production PCL	296,000	1,411,561
	PTT Global Chemical PCL	202,600	231,558
	PTT PCL	1,306,600	1,235,880
	Pylon PCL	123,600	13,834
	Quality Houses PCL	3,273,183	185,761
	R&B Food Supply PCL	50,900	14,711
*	Raimon Land PCL	1,256,400	23,438
	Rajthanee Hospital PCL	75,000	67,985
	Ratch Group PCL	89,900	96,844
	Ratchaphruek Hospital PCL, Class F	70,600	11,315
	Ratchthani Leasing PCL	1,019,437	119,997
	Regional Container Lines PCL	140,400	97,756
	Rojana Industrial Park PCL	322,357	49,124
	RS PCL	122,100	50,367
*	S Hotels & Resorts PCL	202,000	19,637
	S Kijchai Enterprise PCL, Class F	51,600	6,847
	Sabina PCL	82,500	54,191
	Saha Pathana Inter-Holding PCL	18,900	34,513
	Sahakol Equipment PCL	130,700	6,422
	Sahamitr Pressure Container PCL	69,300	26,948
	Saha-Union PCL	22,400	16,921
*	Samart Corp. PCL	126,000	18,870
	Samart Telcoms PCL	70,100	12,801
	Sansiri PCL	5,327,000	183,352
	Sappe PCL	67,600	71,934
	SC Asset Corp. PCL	708,025	69,947
	SCB X PCL	77,300	215,286
	SCG Ceramics PCL	312,000	16,887
	SCG Packaging PCL	73,600	100,557
*	SEAFCO PCL	144,243	13,037
*	Seafresh Industry PCL	103,900	8,463
	Sena Development PCL	241,700	25,910
*	SENA J Property PCL	140,700	4,621
	Sermsang Power Corp. Co. Ltd.	74,052	19,262
*	Seven Utilities & Power PLC	661,500	13,557
	Siam Cement PCL, NVDR	5,100	43,416

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Siam Cement PCL	25,700	$218,781
	Siam City Cement PCL	25,368	100,646
	Siam Global House PCL	363,681	192,065
	Siamgas & Petrochemicals PCL	221,200	60,444
	Siamrajathanee PCL	26,640	6,789
	Sikarin PCL, Class F	215,200	80,855
	Singer Thailand PCL	51,800	49,337
*	Singha Estate PCL	1,148,100	54,600
	Sino-Thai Engineering & Construction PCL	203,400	62,527
	SiS Distribution Thailand PCL	20,600	14,073
*	SKY ICT PCL, Class F	94,400	25,051
	SNC Former PCL	49,100	21,157
	Somboon Advance Technology PCL	74,100	41,470
	SPCG PCL	242,800	87,398
	Sri Trang Agro-Industry PCL	366,340	184,806
	Sri Trang Gloves Thailand PCL	340,700	99,363
	Sriracha Construction PCL	21,000	5,959
	Srisawad Capital 1969 PCL	32,200	21,997
	Srisawad Corp. PCL	222,267	239,436
	Srivichai Vejvivat PCL	95,700	22,756
	Star Petroleum Refining PCL	774,000	242,002
	Starflex PCL	106,500	9,290
*	STARK Corp. PCL	888,200	74,678
	Stars Microelectronics Thailand PCL	165,500	20,177
*	STP & I PCL	412,920	49,906
	Supalai PCL	498,100	274,832
	Super Energy Corp. PCL	8,056,000	148,166
	SVI PCL	101,500	21,601
	Synnex Thailand PCL	61,700	24,803
	Syntec Construction PCL	531,900	21,941
	TAC Consumer PCL, Class F	100,400	18,202
	Taokaenoi Food & Marketing PCL, Class F	94,900	17,454
	Tata Steel Thailand PCL	988,400	26,229
	Thai Nakarin Hospital PCL	12,500	11,988
	Thai Oil PCL	320,284	458,631
*	Thai Reinsurance PCL	297,000	8,428
	Thai Rubber Latex Group PCL	406,440	23,066
	Thai Solar Energy PCL, Class F	312,228	17,392
	Thai Stanley Electric PCL, Class F	8,800	42,081
	Thai Union Group PCL, Class F	547,800	259,075
	Thai Vegetable Oil PCL	221,650	165,975
	Thai Wah PCL, Class F	134,500	19,083
	Thaicom PCL	290,200	87,685
	Thaifoods Group PCL, Class F	701,000	103,142
	Thaire Life Assurance PCL, Class F	197,200	24,352
	Thanachart Capital PCL	97,700	102,680
	Thitikorn PCL	33,700	7,925
	Thonburi Healthcare Group PCL	87,600	155,360
	Thoresen Thai Agencies PCL	544,900	107,377
	Tipco Asphalt PCL	208,200	93,542
	TIPCO Foods PCL	132,600	30,659
	Tisco Financial Group PCL, NVDR	31,000	78,192
	Tisco Financial Group PCL	37,100	93,579
	TKS Technologies PCL	33,000	9,364
	TMBThanachart Bank PCL	5,366,849	191,774
	TMT Steel PCL	109,200	21,949
	TOA Paint Thailand PCL	124,800	103,290
	Total Access Communication PCL	145,300	171,795
	TPC Power Holding PCL, Class F	54,800	10,943

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	TPI Polene PCL	2,384,500	$110,892
	TPI Polene Power PCL	1,084,900	95,777
	TQM Alpha PCL	72,200	71,138
	True Corp. PCL	3,888,265	506,721
*	TTCL PCL	75,100	8,524
	TTW PCL	458,500	104,807
*	U City PLC, Class F	2,479,634	104,893
	Union Auction PCL	164,600	43,248
*	Unique Engineering & Construction PCL	383,500	45,141
	United Paper PCL	151,300	65,592
*	United Power of Asia PCL, Class F	1,921,500	11,612
	Univanich Palm Oil PCL	127,800	23,841
	Univentures PCL	490,400	38,655
	Vanachai Group PCL	243,000	37,350
	VGI PCL	637,050	60,926
	WHA Corp. PCL	1,375,600	142,403
	WHA Utilities & Power PCL	205,600	22,040
	WICE Logistics PCL	72,700	21,203
	Workpoint Entertainment PCL	81,820	38,911
	YGGDRAZIL Group PCL	78,400	16,582
*	Ziga Innovation PCL	87,600	10,265

TOTAL THAILAND			24,416,349

TURKEY — (0.3%)
	Akbank TAS	274,538	215,818
	Aksa Akrilik Kimya Sanayii AS	84,735	317,126
#	Aksa Enerji Uretim AS	135,820	302,104
#	Alarko Holding AS	38,338	132,306
*	Albaraka Turk Katilim Bankasi AS	608,712	74,911
	Alkim Alkali Kimya AS	26,857	56,327
*	Anadolu Anonim Turk Sigorta Sirketi	59,865	30,541
#	Anadolu Efes Biracilik Ve Malt Sanayii AS	43,440	111,777
	Anadolu Hayat Emeklilik AS	37,705	30,471
#	Arcelik AS	46,477	196,432
	Aselsan Elektronik Sanayi Ve Ticaret AS	10,418	18,036
#	Bera Holding AS	118,593	146,060
	BIM Birlesik Magazalar AS	40,857	294,165
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	10,522	30,027
	Borusan Yatirim ve Pazarlama AS	421	16,802
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	3,447	8,735
	Cimsa Cimento Sanayi VE Ticaret AS	14,544	59,900
	Coca-Cola Icecek AS	33,693	311,197
	Dogan Sirketler Grubu Holding AS	492,406	157,518
#	EGE Endustri VE Ticaret AS	351	62,266
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	41,357	44,184
#Ω	Enerjisa Enerji AS	61,562	67,837
	Enka Insaat ve Sanayi AS	92,855	93,528
	Eregli Demir ve Celik Fabrikalari TAS	35,118	55,966
*	Fenerbahce Futbol AS	11,914	49,064
#	Ford Otomotiv Sanayi AS	11,312	220,777
*	Global Yatirim Holding AS	120,279	43,833
*	Goodyear Lastikleri TAS	39,372	31,904
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	53,484	35,910
	GSD Holding AS	29,592	9,422
*	Gubre Fabrikalari TAS	6,467	50,665
*	Hektas Ticaret TAS	241,838	371,835
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	24,192	35,549
*	Is Finansal Kiralama AS	35,715	16,313
	Is Yatirim Menkul Degerler AS, Class A	97,764	189,755

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	38,641	$20,038
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	198,891	127,813
	KOC Holding AS	38,439	114,668
	Kordsa Teknik Tekstil AS	17,841	61,518
#	Koza Altin Isletmeleri AS	10,534	110,179
*	Koza Anadolu Metal Madencilik Isletmeleri AS	38,753	66,347
	Logo Yazilim Sanayi Ve Ticaret AS	41,360	116,801
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	17,264	80,869
*	Migros Ticaret AS	38,967	253,388
*Ω	MLP Saglik Hizmetleri AS	5,480	19,182
*	NET Holding AS	46,404	36,205
*	Netas Telekomunikasyon AS	5,037	9,577
	Nuh Cimento Sanayi AS	13,762	64,721
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	119,899	49,359
	Otokar Otomotiv Ve Savunma Sanayi AS	1,999	56,821
#*	Oyak Cimento Fabrikalari AS	17,621	15,913
*	Pegasus Hava Tasimaciligi AS	8,731	150,170
*	Petkim Petrokimya Holding AS	190,463	136,249
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	99,401	126,194
#*	Sekerbank Turk AS	221,351	24,154
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	62,356	77,319
*	Sok Marketler Ticaret AS	14,028	17,821
	Tat Gida Sanayi AS	14,814	22,544
*	TAV Havalimanlari Holding AS	79,416	334,494
#	Tekfen Holding AS	54,325	96,332
*	Teknosa Ic Ve Dis Ticaret AS	29,428	29,482
	Tofas Turk Otomobil Fabrikasi AS	33,556	177,054
*	Turk Hava Yollari AO	151,960	827,084
#	Turk Telekomunikasyon AS	64,091	42,711
#	Turkcell Iletisim Hizmetleri AS	237,210	327,406
*	Turkiye Halk Bankasi AS	95,158	42,139
*	Turkiye Petrol Rafinerileri AS	5,350	108,380
*	Turkiye Sinai Kalkinma Bankasi AS	135,650	21,946
	Turkiye Sise ve Cam Fabrikalari AS	216,994	386,918
*	Turkiye Vakiflar Bankasi TAO, Class D	140,334	64,570
*	Ulker Biskuvi Sanayi AS	49,077	69,351
#	Vestel Elektronik Sanayi ve Ticaret AS	32,970	81,709
	Yapi ve Kredi Bankasi AS	548,219	271,447
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	61,645	67,181
*	Zorlu Enerji Elektrik Uretim AS	148,845	37,807

TOTAL TURKEY			8,632,922

UNITED ARAB EMIRATES — (0.4%)
	Abu Dhabi Commercial Bank PJSC	330,931	851,871
	Abu Dhabi Islamic Bank PJSC	444,765	1,150,785
	Abu Dhabi National Hotels	44,339	47,484
	Abu Dhabi National Insurance Co. PSC	21,800	35,490
	Abu Dhabi National Oil Co. for Distribution PJSC	459,012	564,116
	Agthia Group PJSC	99,521	121,046
	Air Arabia PJSC	731,475	406,271
*	Ajman Bank PJSC	412,836	83,025
	Aldar Properties PJSC	859,859	1,011,427
	Amanat Holdings PJSC	396,191	99,272
*	Amlak Finance PJSC	316,009	50,535
*	Apex Investment Co. PSC	104,954	109,610
*††	Arabtec Holding PJSC	67,000	0
	Aramex PJSC	218,715	216,299
*	Arkan Building Materials Co.	589,378	247,153
	Dana Gas PJSC	1,108,984	283,906

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Deyaar Development PJSC	419,068	$56,026
	Dubai Financial Market PJSC	375,438	144,392
	Dubai Investments PJSC	769,897	456,888
	Dubai Islamic Bank PJSC	614,096	972,897
*	Emaar Development PJSC	372,437	433,716
	Emaar Properties PJSC	925,309	1,527,458
	Emirates Driving Co.	3,768	26,577
	Emirates Integrated Telecommunications Co. PJSC	98,315	153,370
	Emirates NBD Bank PJSC	91,074	328,863
	Emirates Telecommunications Group Co. PJSC	207,251	1,456,572
*	Eshraq Investments PJSC	417,145	51,064
	First Abu Dhabi Bank PJSC	122,705	598,403
*	Gulf Navigation Holding PJSC	82,484	9,575
*	Gulf Pharmaceutical Industries PSC	102,715	34,091
	Islamic Arab Insurance Co.	142,920	20,163
*	Manazel PJSC	560,892	61,550
	National Central Cooling Co. PJSC	37,086	32,139
*	Palms Sports PrJSC	125	367
*	RAK Properties PJSC	431,444	86,867
	Ras Al Khaimah Ceramics	162,936	127,736
*	SHUAA Capital PSC	397,101	42,205
*	Union Properties PJSC	961,862	67,562

TOTAL UNITED ARAB EMIRATES			11,966,771

UNITED KINGDOM — (8.5%)
	3i Group PLC	173,852	2,315,424
	4imprint Group PLC	8,383	334,266
	888 Holdings PLC	99,747	106,169
	Abrdn Plc	592,347	1,079,363
*	accesso Technology Group PLC	4,553	32,392
	Admiral Group PLC	29,846	690,207
	Advanced Medical Solutions Group PLC	11,683	36,577
	AG Barr PLC	39,926	205,747
Ω	Airtel Africa PLC	188,850	244,448
	AJ Bell PLC	77,943	289,903
Ω	Alfa Financial Software Holdings PLC	27,801	48,154
	Alliance Pharma PLC	92,044	65,466
	Anglo American PLC	150,675	4,513,349
	Anglo-Eastern Plantations PLC	5,576	51,151
	Antofagasta PLC	79,037	1,065,056
	Argentex Group PLC	11,174	15,004
*	Ascential PLC	79,706	175,556
	Ashmore Group PLC	87,647	207,558
	Ashtead Group PLC	51,723	2,694,407
*	ASOS PLC	1,336	8,603
	Associated British Foods PLC	42,973	666,050
*Ω	Aston Martin Lagonda Global Holdings PLC	1,990	2,405
	AstraZeneca PLC, Sponsored ADR	18,243	1,072,871
	AstraZeneca PLC	19,840	2,327,869
Ω	Auto Trader Group PLC	186,625	1,117,095
	AVEVA Group PLC	10,181	364,360
	Aviva PLC	421,420	2,021,395
	Avon Protection PLC	7,418	88,366
	B&M European Value Retail SA	149,641	553,011
*	Babcock International Group PLC	347,780	1,098,518
	BAE Systems PLC	158,176	1,479,509
	Balfour Beatty PLC	252,287	864,386
	Bank of Georgia Group PLC	16,230	396,006
	Barclays PLC, Sponsored ADR	136,374	943,708

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Barclays PLC	992,516	$1,686,535
	Barratt Developments PLC	233,527	1,007,222
	Beazley PLC	109,699	786,740
	Begbies Traynor Group PLC	13,528	20,074
	Bellway PLC	41,745	887,797
	Berkeley Group Holdings PLC	27,410	1,090,572
Ω	Biffa PLC	66,956	315,100
	Bloomsbury Publishing PLC	27,878	147,667
	Bodycote PLC	95,757	544,646
*	boohoo Group PLC	127,019	59,030
	BP PLC, Sponsored ADR	338,022	11,249,372
	BP PLC	266,095	1,472,198
	BRAEMAR PLC	11,607	39,384
	Breedon Group PLC	101,712	61,012
	British American Tobacco PLC, Sponsored ADR	149	5,903
	British American Tobacco PLC	141,356	5,582,636
	Britvic PLC	102,140	853,076
	BT Group PLC	2,422,466	3,610,032
	Bunzl PLC	29,525	962,087
	Burberry Group PLC	63,689	1,327,094
	Burford Capital Ltd.	53,593	433,263
	Bytes Technology Group PLC	79,317	329,425
*	C&C Group PLC	83,960	157,532
*	Capita PLC	396,458	110,313
*	Capricorn Energy PLC	221,725	629,836
*	Card Factory PLC	142,710	77,827
*	Carnival PLC	4,905	38,972
#*	Carnival PLC, ADR	7,086	57,113
	Castings PLC	1,541	5,634
*	Cazoo Group Ltd.	23,024	7,368
	Centamin PLC	503,005	511,352
	Central Asia Metals PLC	31,600	77,415
	Centrica PLC	2,036,747	1,789,712
	Chemring Group PLC	77,510	268,699
	Chesnara PLC	45,093	137,597
	Clarkson PLC	4,322	136,797
	Close Brothers Group PLC	53,449	602,161
	CLS Holdings PLC	4,192	6,880
Ω	CMC Markets PLC	55,056	154,968
	Coats Group PLC	354,285	245,789
	Coca-Cola HBC AG	35,700	779,806
	Cohort PLC	4,887	25,295
	Compass Group PLC	63,703	1,341,694
	Computacenter PLC	27,087	562,012
Ω	ContourGlobal PLC	59,706	172,839
Ω	ConvaTec Group PLC	173,166	433,300
*	Costain Group PLC	61,092	24,843
*Ω	Countryside Partnerships PLC	43,399	105,731
	Cranswick PLC	16,432	561,020
	Crest Nicholson Holdings PLC	197,820	458,540
	Croda International PLC	11,068	857,450
	Currys PLC	836,828	625,008
	CVS Group PLC	11,049	238,833
	DCC PLC	24,309	1,349,169
*	De La Rue PLC	50,837	54,748
	Dechra Pharmaceuticals PLC	7,312	219,815
*Ω	Deliveroo PLC	157,485	157,718
	Devro PLC	103,536	212,490
	DFS Furniture PLC	48,576	68,248

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
#	Diageo PLC, Sponsored ADR	20,164	$3,366,783
	Diageo PLC	19,191	789,757
#*	Dignity PLC	12,198	64,935
	Diploma PLC	26,989	767,644
	Direct Line Insurance Group PLC	344,487	795,915
	DiscoverIE Group PLC	13,612	116,283
	Diversified Energy Co. PLC	30,477	43,999
	Domino’s Pizza Group PLC	110,666	286,214
	dotdigital group PLC	9,175	7,974
	Drax Group PLC	158,338	945,534
	DS Smith PLC	368,767	1,229,809
	Dunelm Group PLC	37,503	372,273
Ω	DWF Group PLC	12,252	9,972
*	easyJet PLC	69,018	274,808
	Ecora Resources PLC	55,621	97,730
	EKF Diagnostics Holdings PLC	10,269	5,166
*	Elementis PLC	225,641	238,538
	EMIS Group PLC	15,511	330,378
	Energean PLC	19,059	313,269
*	EnQuest PLC	583,328	180,900
	Entain PLC	51,468	744,571
	Epwin Group PLC	22,733	19,453
*	Esken Ltd.	88,439	5,597
	Essentra PLC	79,859	205,594
	Euromoney Institutional Investor PLC	23,218	385,576
*††	Evraz PLC	100,308	0
	Experian PLC	78,411	2,500,155
*	FD Technologies PLC	914	14,056
	FDM Group Holdings PLC	26,848	193,712
	Ferguson PLC	26,444	2,884,404
	Ferrexpo PLC	197,807	232,002
	Fevertree Drinks PLC	14,628	159,908
	Firstgroup PLC	194,980	234,089
	Flowtech Fluidpower PLC	12,279	14,676
Ω	Forterra PLC	64,879	162,325
	Foxtons Group PLC	87,948	30,255
*	Frasers Group PLC	69,833	518,172
	Fresnillo PLC	52,324	437,456
*	Frontier Developments PLC	904	13,737
	Fuller Smith & Turner PLC, Class A	8,617	44,191
	Future PLC	965	13,524
	Galliford Try Holdings PLC	22,850	43,481
	Games Workshop Group PLC	11,194	821,682
*	Gaming Realms PLC	6,673	1,795
	Gamma Communications PLC	12,889	157,801
	Gem Diamonds Ltd.	49,479	16,938
	Genel Energy PLC	50,158	73,037
	Genuit Group PLC	49,406	144,386
*	Georgia Capital PLC	13,863	99,294
	Glencore PLC	1,482,781	8,500,885
	Gooch & Housego PLC	2,235	12,360
	Grafton Group PLC	62,669	496,166
	Grainger PLC	196,311	510,426
*	Greencore Group PLC	149,646	115,215
	Greggs PLC	41,462	961,149
	GSK PLC	116,962	1,915,970
#	GSK PLC, Sponsored ADR	75,194	2,494,198
	Gulf Keystone Petroleum Ltd.	80,045	191,895
*Ω	Gym Group PLC	27,739	36,766

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	H&T Group PLC	4,726	$23,110
*	Haleon PLC	146,203	448,324
#*	Haleon PLC, ADR	93,993	575,237
	Halfords Group PLC	155,159	313,262
	Halma PLC	25,422	616,465
	Harbour Energy PLC	88,243	382,958
	Hargreaves Lansdown PLC	60,795	531,324
	Hargreaves Services PLC	3,349	14,240
	Harworth Group PLC	36,607	43,483
	Hays PLC	465,650	587,095
	Headlam Group PLC	18,512	51,116
	Helical PLC	54,416	205,854
*	Helios Towers PLC	182,104	261,646
	Henry Boot PLC	13,509	37,007
	Hikma Pharmaceuticals PLC	48,374	694,420
	Hill & Smith Holdings PLC	26,470	299,215
	Hilton Food Group PLC	16,024	112,302
	Hiscox Ltd.	70,714	728,475
	Hochschild Mining PLC	97,500	59,574
	Hollywood Bowl Group PLC	43,997	100,806
	HomeServe PLC	128,476	1,748,621
*Ω	Hostelworld Group PLC	8,283	8,538
	Howden Joinery Group PLC	194,268	1,144,354
#	HSBC Holdings PLC, Sponsored ADR	230,666	5,976,556
Ω	HSS Hire Group PLC	131,944	20,702
	Hunting PLC	65,656	201,063
*	Hyve Group PLC	76,525	46,963
Ω	Ibstock PLC	139,290	248,330
	IDOX PLC	32,237	22,581
	IG Group Holdings PLC	147,666	1,346,899
	IMI PLC	123,452	1,739,052
	Impax Asset Management Group PLC	15,956	122,398
	Imperial Brands PLC, Sponsored ADR	658	16,108
	Imperial Brands PLC	175,169	4,266,954
	Inchcape PLC	189,941	1,620,368
	Indivior PLC	61,194	1,159,116
	Informa PLC	156,879	999,619
	IntegraFin Holdings PLC	39,926	115,184
#	InterContinental Hotels Group PLC, ADR	13,252	726,762
	InterContinental Hotels Group PLC	2,901	155,861
	Intermediate Capital Group PLC	61,889	753,602
	International Distributions Services PLC	271,132	627,231
	International Personal Finance PLC	109,260	97,517
	Intertek Group PLC	24,557	1,028,765
	Investec PLC	235,726	1,181,386
	iomart Group PLC	8,930	13,812
	IP Group PLC	199,925	134,734
*	IQE PLC	175,261	84,117
	ITV PLC	1,056,150	813,190
*	IWG PLC	307,958	465,492
*	J D Wetherspoon PLC	40,964	212,629
	J Sainsbury PLC	505,272	1,126,298
*	James Fisher & Sons PLC	21,265	63,378
	James Halstead PLC	15,254	33,176
	JD Sports Fashion PLC	463,177	517,568
*	JET2 PLC	20,824	203,088
*	John Wood Group PLC	248,057	398,843
	Johnson Matthey PLC	48,197	1,069,857
	Johnson Service Group PLC	60,151	63,775

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	JTC PLC	3,347	$26,930
	Jupiter Fund Management PLC	303,426	361,003
*Ω	Just Eat Takeaway.com NV	9,907	169,933
	Just Group PLC	395,939	262,996
	Kainos Group PLC	24,997	354,925
	Keller Group PLC	37,930	272,955
	Keywords Studios PLC	449	12,416
*	Kier Group PLC	108,107	74,083
*	Kin & Carta PLC	52,841	130,579
	Kingfisher PLC	600,593	1,508,949
	Lancashire Holdings Ltd.	86,480	490,786
	Learning Technologies Group PLC	4,309	5,310
	Legal & General Group PLC	592,585	1,585,319
*	Liberty Global PLC, Class A	4,558	76,840
*	Liberty Global PLC, Class C	11,158	197,045
	Liontrust Asset Management PLC	6,781	66,414
	Lloyds Banking Group PLC	4,305,890	2,067,977
	Lloyds Banking Group PLC, ADR	463,755	885,772
	London Stock Exchange Group PLC	10,063	872,281
	Lookers PLC	135,117	123,588
	LSL Property Services PLC	21,252	55,875
Ω	Luceco PLC	17,334	15,572
*	M&C Saatchi PLC	1,840	2,898
	M&G PLC	618,070	1,242,088
	Macfarlane Group PLC	47,125	52,545
	Man Group PLC	521,841	1,298,135
*	Marks & Spencer Group PLC	671,165	812,831
	Marshalls PLC	77,169	223,289
*	Marston’s PLC	495,887	198,682
	Me Group International PLC	131,516	139,831
	Mears Group PLC	52,545	114,195
	Mediclinic International PLC	146,328	832,419
	Melrose Industries PLC	957,932	1,284,953
*	Metro Bank PLC	34,840	28,293
#	Micro Focus International PLC, Sponsored ADR	17,726	104,938
	Micro Focus International PLC	75,139	448,023
	Midwich Group PLC	10,528	60,788
*	Mitchells & Butlers PLC	124,936	166,552
	Mitie Group PLC	384,398	315,590
	MJ Gleeson PLC	2,020	8,632
	Mondi PLC	103,298	1,735,181
	Moneysupermarket.com Group PLC	203,294	427,629
*	Moonpig Group PLC	14,512	22,813
	Morgan Advanced Materials PLC	156,724	441,616
	Morgan Sindall Group PLC	15,768	278,227
	Mortgage Advice Bureau Holdings Ltd.	2,481	18,353
*	Motorpoint group PLC	16,165	26,824
	MP Evans Group PLC	2,235	20,757
*	N Brown Group PLC	69,772	16,338
#*	Naked Wines PLC	9,105	11,380
*	National Express Group PLC	402,926	781,076
	National Grid PLC	36,403	396,615
#	National Grid PLC, Sponsored ADR	26,216	1,431,918
	NatWest Group PLC	201,371	542,353
#	NatWest Group PLC, Sponsored ADR	168,667	914,178
	NCC Group PLC	54,568	124,792
	Next Fifteen Communications Group PLC	22,775	229,080
	Next PLC	16,529	933,552
	Ninety One PLC	150,277	349,528

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Norcros PLC	10,981	$22,631
	Numis Corp. PLC	20,170	41,847
*	Ocado Group PLC	12,058	65,370
	OSB Group PLC	104,275	496,929
	Oxford Instruments PLC	14,863	325,077
	Pagegroup PLC	131,499	634,268
	Pan African Resources PLC	493,111	95,486
	Paragon Banking Group PLC	92,529	452,700
	PayPoint PLC	31,673	210,404
	Pearson PLC	23,564	260,456
	Pearson PLC, Sponsored ADR	102,601	1,140,923
*	Pendragon PLC	508,536	158,964
	Pennon Group PLC	50,587	486,123
	Persimmon PLC	68,220	1,020,835
*	Petra Diamonds Ltd.	6,172	8,084
*	Petrofac Ltd.	114,585	141,529
	Pets at Home Group PLC	189,585	626,849
*	Pharos Energy PLC	110,586	33,597
	Phoenix Group Holdings PLC	162,995	1,014,476
	Phoenix Spree Deutschland Ltd.	2,099	6,358
*	Playtech PLC	103,861	617,158
	Plus500 Ltd.	34,070	704,834
	Polar Capital Holdings PLC	17,189	83,020
	Porvair PLC	2,540	15,729
	PPHE Hotel Group Ltd.	1,313	19,006
	Premier Foods PLC	346,159	411,490
	Provident Financial PLC	72,619	136,123
#	Prudential PLC, ADR	53,089	998,073
	Prudential PLC	36,581	339,825
*	PureTech Health PLC	62,112	164,906
*	Purplebricks Group PLC	44,829	6,430
	PZ Cussons PLC	82,243	188,576
	QinetiQ Group PLC	154,165	635,447
Ω	Quilter PLC	422,027	467,789
*	Rank Group PLC	70,508	42,414
	Rathbones Group PLC	14,720	316,382
*††	Raven Property Group Ltd.	39,205	0
	Reach PLC	150,161	158,816
	Reckitt Benckiser Group PLC	25,274	1,677,283
	Record PLC	11,991	10,322
	Redde Northgate PLC	85,930	328,642
	Redrow PLC	89,242	429,437
	RELX PLC, Sponsored ADR	52,014	1,402,286
	RELX PLC	86,730	2,330,617
	Renew Holdings PLC	2,854	20,107
*	Renewi PLC	29,278	177,379
	Renishaw PLC	7,941	318,646
*	Renold PLC	76,389	18,943
	Rentokil Initial PLC	243,890	1,521,899
*	Restaurant Group PLC	260,091	94,827
#	Rhi Magnesita NV	7,801	166,168
	RHI Magnesita NV	8,886	188,880
	Ricardo PLC	11,713	59,167
	Rightmove PLC	146,099	822,711
	Rio Tinto PLC	2,919	152,552
#	Rio Tinto PLC, Sponsored ADR	172,914	9,224,962
	RM PLC	3,746	1,136
	Robert Walters PLC	9,509	54,580
*	Rockhopper Exploration PLC	3,933	444

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Rockhopper Exploration PLC	491	$16
*	Rolls-Royce Holdings PLC	757,172	679,079
	Rotork PLC	242,247	710,045
	RPS Group PLC	130,319	330,791
	RS GROUP PLC	134,947	1,484,878
	RWS Holdings PLC	21,840	76,786
	S&U PLC	1,185	29,423
*	S4 Capital PLC	8,648	17,421
Ω	Sabre Insurance Group PLC	54,083	55,737
*	Saga PLC	40,900	40,527
	Sage Group PLC	111,435	928,781
*	Savannah Energy PLC	205,545	64,594
	Savills PLC	56,587	534,634
	Schroders PLC	116,098	521,280
	ScS Group PLC	4,075	6,924
	Senior PLC	128,662	191,933
	Serco Group PLC	264,399	494,499
	Serica Energy PLC	66,434	229,491
	Severfield PLC	42,189	23,728
	Severn Trent PLC	24,285	696,973
	Shell PLC	69,241	1,918,087
	Shell PLC, Sponsored ADR	428,414	23,832,671
*	SIG PLC	245,058	87,682
	Sirius Real Estate Ltd.	208,335	168,551
	Smart Metering Systems PLC	15,634	131,159
#	Smith & Nephew PLC, Sponsored ADR	13,800	332,442
	Smith & Nephew PLC	45,015	531,938
	Smiths Group PLC	48,036	860,447
	Softcat PLC	42,687	548,461
*	SolGold PLC	96,990	17,748
	Spectris PLC	22,012	762,913
	Speedy Hire PLC	170,632	75,621
	Spirax-Sarco Engineering PLC	11,069	1,364,094
*Ω	Spire Healthcare Group PLC	127,946	317,837
	Spirent Communications PLC	160,726	477,098
	SSE PLC	163,260	2,917,599
*	SSP Group PLC	165,533	384,904
	St. James’s Place PLC	67,084	819,199
*	Staffline Group PLC	15,961	6,783
	Standard Chartered PLC	310,696	1,856,327
	SThree PLC	35,092	149,446
	Strix Group PLC	13,571	16,801
††	Studio Retail Group PLC	7,838	3,877
	STV Group PLC	6,164	18,656
*	Superdry PLC	28,193	35,571
	Synthomer PLC	169,320	219,049
	Tate & Lyle PLC	138,045	1,109,213
	Tatton Asset Management PLC	4,491	18,235
	Taylor Wimpey PLC	857,220	921,621
	TBC Bank Group PLC	9,369	202,299
	Telecom Plus PLC	21,520	523,154
	TEN Entertainment Group PLC	3,365	8,283
	Tesco PLC	918,715	2,269,116
*	THG PLC	31,021	18,913
Ω	TI Fluid Systems PLC	16,684	26,492
	Topps Tiles PLC	88,422	38,882
	TP ICAP Group PLC	273,471	576,751
	Travis Perkins PLC	110,927	1,045,487
	Treatt PLC	603	4,496

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
#*	Tremor International Ltd., ADR	968	$7,667
	Tribal Group PLC	9,048	6,882
	Trifast PLC	21,242	15,349
	TT Electronics PLC	129,498	200,338
#*	Tullow Oil PLC	313,425	145,664
	Tyman PLC	30,045	66,111
#	Unilever PLC, Sponsored ADR	116,930	5,321,484
	Unilever PLC	61,804	2,815,354
	United Utilities Group PLC	82,436	888,346
*	Verici Dx PLC	205	33
	Vertu Motors PLC	184,858	97,102
	Vesuvius PLC	70,882	275,365
	Victrex PLC	14,920	283,372
	VIDENDUM PLC	10,933	161,036
	Virgin Money UK PLC	435,964	679,485
	Vistry Group PLC	96,870	670,290
	Vodafone Group PLC	3,655,899	4,267,903
#	Vodafone Group PLC, Sponsored ADR	7,082	83,638
	Volex PLC	3,638	10,315
	Volution Group PLC	26,144	92,543
	Vp PLC	1,242	10,170
*Ω	Watches of Switzerland Group PLC	46,649	415,952
	Watkin Jones PLC	52,943	56,699
	Weir Group PLC	43,953	765,829
*	WH Smith PLC	42,994	581,252
	Whitbread PLC	40,120	1,180,815
	Wickes Group PLC	91,550	133,301
	Wilmington PLC	5,594	18,622
	Wincanton PLC	63,003	238,785
*	Wise PLC, Class A	4,151	31,617
*Ω	Wizz Air Holdings PLC	1,105	21,661
#	WPP PLC, Sponsored ADR	2,500	110,000
	WPP PLC	115,659	1,017,816
*	Xaar PLC	20,563	40,232
	XP Power Ltd.	236	4,746
	XPS Pensions Group PLC	15,239	20,763
	Young & Co’s Brewery PLC	1,192	8,116
	Young & Co’s Brewery PLC, Class A	6,543	70,657

TOTAL UNITED KINGDOM			274,970,021

UNITED STATES — (0.0%)
#	ADTRAN Holdings, Inc.	21,110	478,001
*	GXO Logistics, Inc.	254	9,283
	Hecla Mining Co.	1,775	8,111
	Noble Corp. PLC	6,609	234,911
	Sempra Energy	1,186	165,512
#	VAALCO Energy, Inc.	9,619	49,540

TOTAL UNITED STATES			945,358

TOTAL COMMON STOCKS			3,064,291,531

PREFERRED STOCKS — (0.7%)

BRAZIL — (0.4%)
	Banco ABC Brasil SA	31,360	125,428
Ω	Banco BMG SASeries B	43,000	20,728
	Banco Bradesco SA	330,400	1,270,302
	Banco do Estado do Rio Grande do Sul SA Class B	75,825	171,305
	Banco Pan SA	45,344	67,856

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
BRAZIL — (Continued)
Braskem SA Class A	31,067	$202,743
Centrais Eletricas Brasileiras SA Class B	21,600	222,962
Centrais Eletricas Santa CatarinaSeries A	1,700	19,477
Cia de Saneamento do ParanaSeries A	282,323	210,424
Cia de Transmissao de Energia Eletrica Paulista	36,768	174,391
Cia Energetica de Minas Gerais	224,832	494,887
Cia Energetica do Ceara Class A	3,900	32,163
Cia Ferro Ligas da Bahia - FERBASA	21,468	217,984
Cia Paranaense de Energia	237,500	340,238
Eucatex SA Industria e Comercio	21,500	33,048
Gerdau SA	179,088	892,753
Grazziotin SA	6,900	46,031
Itau Unibanco Holding SA	208,865	1,229,212
Marcopolo SA	219,947	122,631
Petroleo Brasileiro SA	813,284	4,693,446
Randon SA Implementos e Participacoes	58,263	112,116
Schulz SA	18,462	17,513
Taurus Armas SA	17,500	50,445
Track & Field Co. SA	12,967	32,132
Unipar Carbocloro SA Class B	24,817	513,059
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	224,018	313,552

TOTAL BRAZIL		11,626,826

CHILE — (0.0%)
Coca-Cola Embonor SA Class B	15,035	15,922
Embotelladora Andina SA Class B	87,181	152,303

TOTAL CHILE		168,225

COLOMBIA — (0.0%)
Banco Davivienda SA	16,424	86,464
Grupo Argos SA	7,594	9,072
Grupo Aval Acciones y Valores SA	150,180	16,421
Grupo de Inversiones Suramericana SA	20,364	56,324

TOTAL COLOMBIA		168,281

GERMANY — (0.3%)
Bayerische Motoren Werke AG	8,117	598,579
Draegerwerk AG & Co. KGaA	3,939	158,494
Fuchs Petrolub SE	21,128	605,086
Henkel AG & Co. KGaA	14,056	885,507
Jungheinrich AG	22,454	558,006
Porsche Automobil Holding SE	18,681	1,043,749
Sartorius AG	2,189	771,820
# Schaeffler AG	26,385	135,573
Sixt SE	7,889	459,498
STO SE & Co. KGaA	1,089	140,273
Villeroy & Boch AGSeries A	5,018	83,803
Volkswagen AG	28,448	3,641,382

TOTAL GERMANY		9,081,770

PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	55,128	34,233

SOUTH KOREA — (0.0%)
Hyundai Engineering & Construction Co. Ltd.	7	278

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (0.0%)
*	U City PLC	4,215,000	$115,176

TOTAL PREFERRED STOCKS			21,194,789

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Arafura Resources Ltd. Warrants 2/25/24	7,988	271
*	Decmil Group Ltd. Warrants 09/06/23	584	0
#*	Medical Developments International Ltd. Warrants 9/30/24	179	14

TOTAL AUSTRALIA			285

AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG Rights 07/26/22	12,809	0
*	S Immo AG 8/11/23	7,826	0

BRAZIL — (0.0%)
*	Fleury SA Rights 11/21/22	13,106	3,299
*	Omega Energia SA Rights 11/07/22	3,124	12

TOTAL BRAZIL			3,311

CHINA — (0.0%)
*	Zhong An Group Ltd. Rights 12/31/22	6,303	0

HONG KONG — (0.0%)
*	MECOM Power & Construction Ltd. Warrants 05/16/23	10,400	103

INDIA — (0.0%)
*	Suzlon Energy Ltd. Rights 10/20/22	252,414	9,300

INDONESIA — (0.0%)
*	Adhi Karya Persero Tbk PT Rights 11/08/22	1,493,030	479

ITALY — (0.0%)
*	Webuild SpA Warrants 08/02/30	6,942	0

MALAYSIA — (0.0%)
*	Yinson Holdings Bhd Warrants 06/21/25	47,142	4,387

SAUDI ARABIA — (0.0%)
*	Saudi Paper Manufacturing Co. Rights 11/02/22	673	3,245

SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants 04/16/23	328,770	0

SOUTH KOREA — (0.0%)
*	HLB, Inc. Rights 12/02/22	315	2,167
*	Kolon Global Corp. Rights 12/02/22	63	0

TOTAL SOUTH KOREA			2,167

TAIWAN — (0.0%)
*	Mercuries Life Insurance Co. Ltd. Rights 11/03/22	149,382	1,298
*	Shanghai Commercial & Savings Bank Ltd. Rights 10/31/22	26,904	7,849
*	Zeng Hsing Industrial Co. Ltd. 10/25/22	1,635	888

TOTAL TAIWAN			10,035

THAILAND — (0.0%)
*	Alpha Divisions PCL Rights 07/01/22	34,460	462

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Asian Sea Corp. PCL Rights 09/30/22	15,113	$0
*	Master Ad PCL Warrants 09/04/23	70,150	0
*	Pstc W2 Warrants 10/28/23	117,000	0
*	Singer Thailand PCL Rights 10/31/22	36,158	0
*	Thai Union Group PCL Rights 11/30/22	15,533	0

TOTAL THAILAND			462

TOTAL RIGHTS/WARRANTS			33,774

TOTAL INVESTMENT SECURITIES (Cost $3,168,683,871)			3,085,520,094

			Value†
SECURITIES LENDING COLLATERAL — (5.1%)
@§	The DFA Short Term Investment Fund	14,470,830	167,297,264

TOTAL INVESTMENTS — (100.0%) (Cost $3,336,052,772)			$3,252,817,358

As of October 31, 2022, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	128	12/16/22	$23,984,116	$24,851,200	$867,084

Total Futures Contracts			$23,984,116	$24,851,200	$867,084

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,272,824	$138,068,634	$4,818	$145,346,276
Austria	41,465	10,835,421	—	10,876,886
Belgium	537,208	23,968,787	—	24,505,995
Brazil	50,798,514	274,380	—	51,072,894
Canada	258,904,825	701,682	—	259,606,507
Chile	922,918	3,508,327	—	4,431,245
China	16,040,899	214,973,516	808,270	231,822,685
Colombia	964,595	60,946	—	1,025,541
Czech Republic	—	1,198,559	—	1,198,559
Denmark	—	49,641,006	—	49,641,006
Egypt	77,097	85,625	—	162,722
Finland	548,244	31,726,347	—	32,274,591
France	368,182	168,140,162	1,928	168,510,272
Germany	1,507,363	133,454,282	—	134,961,645
Greece	7,253	2,629,812	1,231	2,638,296
Hong Kong	467,105	40,604,384	50,964	41,122,453
Hungary	—	1,633,284	—	1,633,284
India	3,291,919	180,861,771	267	184,153,957
Indonesia	174,624	22,545,712	41,465	22,761,801
Ireland	6,942,326	10,486,714	—	17,429,040
Israel	2,949,430	21,326,456	—	24,275,886

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Italy	$578,714	$56,488,615	—		$57,067,329
Japan	1,732,396	458,410,284	—		460,142,680
Malaysia	—	16,846,592	$157		16,846,749
Mexico	25,352,685	129,267	205		25,482,157
Netherlands	11,290,855	52,573,089	—		63,863,944
New Zealand	—	8,487,603	—		8,487,603
Norway	31,689	22,427,534	—		22,459,223
Peru	341,544	—	27		341,571
Philippines	23,089	7,684,731	—		7,707,820
Poland	—	7,137,048	—		7,137,048
Portugal	—	6,189,656	—		6,189,656
Qatar	—	10,724,413	—		10,724,413
Saudi Arabia	35,081	35,676,680	—		35,711,761
Singapore	—	22,845,150	15,014		22,860,164
South Africa	4,254,717	38,871,380	—		43,126,097
South Korea	560,925	116,240,174	90,694		116,891,793
Spain	426,884	46,882,344	—		47,309,228
Sweden	113,903	59,582,726	—		59,696,629
Switzerland	12,061,310	152,893,788	—		164,955,098
Taiwan	8,199,731	148,686,595	21,280		156,907,606
Thailand	23,832,210	584,139	—		24,416,349
Turkey	—	8,632,922	—		8,632,922
United Arab Emirates	—	11,966,771	—		11,966,771
United Kingdom	72,790,913	202,175,231	3,877		274,970,021
United States	301,845	643,513	—		945,358
Preferred Stocks
Brazil	11,606,098	20,728	—		11,626,826
Chile	—	168,225	—		168,225
Colombia	168,281	—	—		168,281
Germany	—	9,081,770	—		9,081,770
Philippines	—	34,233	—		34,233
South Korea	—	278	—		278
Thailand	115,176	—	—		115,176
Rights/Warrants
Australia	—	285	—		285
Brazil	—	3,311	—		3,311
Hong Kong	—	103	—		103
India	—	9,300	—		9,300
Indonesia	—	479	—		479
Malaysia	—	4,387	—		4,387
Saudi Arabia	—	3,245	—		3,245
South Korea	—	2,167	—		2,167
Taiwan	—	10,035	—		10,035
Thailand	—	462	—		462
Securities Lending Collateral	—	167,297,264	—		167,297,264
Futures Contracts**	867,084	—	—		867,084

TOTAL	$526,501,921	$2,726,142,324	$1,040,197	^	$3,253,684,442

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (96.6%)
BRAZIL — (4.7%)
*	3R Petroleum Oleo E Gas SA	498,509	$4,487,594
	AES Brasil Energia SA	1,868,914	3,581,889
	Aliansce Sonae Shopping Centers SA	612,086	2,574,899
*	Alliar Medicos A Frente SA	276,319	1,133,520
	Allied Tecnologia SA	60,100	93,428
	Alper Consultoria e Corretora de Seguros SA	25,700	140,503
	Alupar Investimento SA	873,899	4,782,717
	Ambev SA, ADR	3,988,577	12,125,274
	Americanas SA	1,137,025	3,420,652
*	Anima Holding SA	1,130,384	1,499,009
	Arezzo Industria e Comercio SA	179,136	3,623,988
	Atacadao SA	1,405,820	5,296,149
	Auren Energia SA	1,599,891	4,621,116
#*	Azul SA, ADR	340,173	3,194,224
	B3 SA - Brasil Bolsa Balcao	8,043,616	23,419,995
	Banco Bradesco SA	2,039,912	6,571,317
	Banco BTG Pactual SA	853,292	4,780,616
	Banco do Brasil SA	1,431,492	10,259,188
	Banco Modal SA	204,900	103,134
	Banco Santander Brasil SA	880,207	5,074,545
	BB Seguridade Participacoes SA	1,637,588	9,412,446
	Bemobi Mobile Tech SA	49,100	158,740
*	Blau Farmaceutica SA	54,200	354,968
	Boa Vista Servicos SA	120,900	147,453
	BR Malls Participacoes SA	3,685,040	7,240,956
	BR Properties SA	805,394	968,250
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	443,418	2,580,417
#	Braskem SA, Sponsored ADR, Class A	454,922	5,882,141
*	BRF SA	4,694,844	11,415,592
*	C&A MODAS SA	83,380	48,748
	Caixa Seguridade Participacoes S/A	29,331	50,082
	Camil Alimentos SA	736,866	1,456,471
	CCR SA	5,968,376	14,974,379
	Centrais Eletricas Brasileiras SA	1,354,359	13,062,465
	Cia Brasileira de Aluminio	224,768	480,387
#	Cia Brasileira de Distribuicao, ADR	89,028	374,808
	Cia Brasileira de Distribuicao	1,093,871	4,669,414
	Cia de Saneamento Basico do Estado de Sao Paulo	922,480	10,732,949
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	27,235	314,837
	Cia de Saneamento de Minas Gerais-COPASA	1,109,411	3,298,916
	Cia de Saneamento do Parana	1,425,458	5,281,825
	Cia de Saneamento do Parana	884,000	604,108
#	Cia Energetica de Minas Gerais, Sponsored ADR	635,831	1,392,471
	Cia Energetica de Minas Gerais	979,070	3,277,149
	Cia Paranaense de Energia	710,016	963,549
	Cia Paranaense de Energia	209,372	1,491,200
#	Cia Siderurgica Nacional SA, Sponsored ADR	2,818,413	6,792,375
	Cia Siderurgica Nacional SA	976,470	2,321,373
	Cielo SA	9,230,404	10,632,253
*	Cogna Educacao	13,188,294	8,399,862
*	Construtora Tenda SA	455,027	536,466
	Cosan SA	1,226,410	4,002,957
	CPFL Energia SA	180,282	1,236,200
	Cruzeiro do Sul Educacional SA	129,600	145,519
	CSU Digital SA	215,633	621,998
	Cury Construtora e Incorporadora SA	497,020	1,198,891
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,186,383	7,872,757

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Dexco SA	2,608,386	$4,893,091
	Diagnosticos da America SA	43,200	167,514
	Dimed SA Distribuidora da Medicamentos	493,874	1,195,126
	Direcional Engenharia SA	591,396	1,958,917
*	Dommo Energia SA	1,184,322	419,574
*	EcoRodovias Infraestrutura e Logistica SA	1,460,769	1,538,396
	EDP - Energias do Brasil SA	1,586,028	7,083,470
*	Eletromidia SA	24,100	57,853
*	Embraer SA	82,500	219,606
*	Embraer SA, Sponsored ADR	1,090,681	11,528,498
*	Empreendimentos Pague Menos SA	683,305	820,151
	Enauta Participacoes SA	1,138,932	3,360,241
	Energisa SA	982,500	9,223,004
*	Eneva SA	2,249,555	6,175,334
	Engie Brasil Energia SA	646,961	5,037,416
	Equatorial Energia SA	3,524,916	20,492,349
	Eternit SA	360,400	783,524
	Even Construtora e Incorporadora SA	735,319	939,523
	Ez Tec Empreendimentos e Participacoes SA	782,301	3,154,647
	Fleury SA	1,334,319	4,804,633
	Fras-Le SA	146,309	395,690
*	Gafisa SA	65,767	100,073
	Gafisa SA	11,462	34,470
	Gerdau SA, Sponsored ADR	2,519,607	12,547,643
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	220,052	204,481
#	Gol Linhas Aereas Inteligentes SA, ADR	228,853	846,758
Ω	GPS Participacoes e Empreendimentos SA	182,474	488,199
	Grendene SA	1,482,859	2,084,127
*	Grupo Mateus SA	2,074,992	2,932,425
	Grupo SBF SA	491,467	1,802,030
	Guararapes Confeccoes SA	686,928	1,295,263
Ω	Hapvida Participacoes e Investimentos SA	5,499,420	8,304,225
*	Hidrovias do Brasil SA	1,363,922	744,606
	Hypera SA	927,396	9,122,252
	Instituto Hermes Pardini SA	254,860	1,147,129
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	30,700	217,049
*	International Meal Co. Alimentacao SA, Class A	1,291,861	617,732
	Iochpe-Maxion SA	1,560,804	4,296,706
	Irani Papel e Embalagem SA	350,035	578,705
*	IRB Brasil Resseguros SA	6,853,611	1,247,197
	Itau Unibanco Holding SA	890,811	4,383,780
	Jalles Machado SA	598,744	806,748
	JBS SA	3,647,033	17,622,678
	JHSF Participacoes SA	2,998,167	4,260,293
	JSL SA	213,265	315,015
	Kepler Weber SA	427,938	2,145,696
	Klabin SA	3,894,961	16,302,208
	Lavvi Empreendimentos Imobiliarios Ltda	91,900	112,618
	Light SA	1,467,901	1,614,109
	Localiza Rent a Car SA	1,230,508	16,803,807
	Localiza Rent a Car SA	3,775	51,551
*Ω	Locaweb Servicos de Internet SA	940,515	1,990,094
	LOG Commercial Properties e Participacoes SA	220,977	973,658
*	Log-in Logistica Intermodal SA	251,200	1,819,747
	Lojas Quero Quero SA	726,644	849,662
	Lojas Renner SA	957,372	5,726,995
	LPS Brasil Consultoria de Imoveis SA	439,561	239,118
	M Dias Branco SA	489,820	4,124,900
*	Magazine Luiza SA	3,808,254	3,295,498

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Mahle-Metal Leve SA	335,127	$1,675,797
	Marcopolo SA	744,500	347,352
	Marfrig Global Foods SA	2,161,401	4,477,203
*	Marisa Lojas SA	949,563	380,524
	Melnick Even Desenvolvimento Imobiliario SA	106,300	87,254
	Mills Estruturas e Servicos de Engenharia SA	1,279,913	3,315,310
	Minerva SA	1,575,373	4,172,123
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	91,900	99,630
*	Moura Dubeux Engenharia SA	207,800	297,690
	Movida Participacoes SA	1,364,346	3,597,404
	MRV Engenharia e Participacoes SA	2,290,645	4,514,329
	Multilaser Industrial SA	12,300	12,406
	Multiplan Empreendimentos Imobiliarios SA	550,715	2,810,347
	Natura & Co. Holding SA	2,327,436	6,736,070
	Neoenergia SA	217,203	697,589
	Odontoprev SA	1,650,968	2,646,407
*	Omega Energia SA	83,718	174,226
*	Orizon Valorizacao de Residuos SA	134,000	1,158,540
	Ouro Fino Saude Animal Participacoes SA	12,400	57,733
*	Petro Rio SA	2,505,105	17,163,037
	Petroleo Brasileiro SA, Sponsored ADR	776,944	8,942,625
	Petroleo Brasileiro SA, Sponsored ADR	1,228,197	15,745,486
	Petroleo Brasileiro SA	16,003,488	103,044,432
	Porto Seguro SA	1,550,820	6,977,264
	Portobello SA	518,834	1,184,213
	Positivo Tecnologia SA	831,500	1,968,686
	Qualicorp Consultoria e Corretora de Seguros SA	1,104,244	1,684,531
	Raia Drogasil SA	2,404,106	12,245,093
Ω	Rede D’Or Sao Luiz SA	5,100	31,762
	Romi SA	416,852	1,335,573
	Rumo SA	1,386,664	5,943,421
	Santos Brasil Participacoes SA	1,583,511	2,789,653
	Sao Carlos Empreendimentos e Participacoes SA	22,300	118,720
	Sao Martinho SA	1,410,749	7,365,773
#	Sendas Distribuidora SA, ADR	80,781	1,538,878
	Sendas Distribuidora SA	3,331,365	12,782,432
Ω	Ser Educacional SA	327,185	539,027
	SIMPAR SA	1,749,244	3,667,469
	Sinqia SA	162,000	642,919
	SLC Agricola SA	986,511	8,775,561
	Sul America SA	1,785,297	8,239,566
	Suzano SA	2,129,808	21,935,105
	Suzano SA, Sponsored ADR	140,729	1,448,103
	SYN prop e tech SA	224,734	221,014
	Tegma Gestao Logistica SA	236,460	1,019,907
	Telefonica Brasil SA	980,993	7,845,285
	Telefonica Brasil SA, ADR	294,101	2,349,867
	Terra Santa Propriedades Agricolas SA	30,245	175,190
	TIM SA	3,916,037	10,007,103
	TOTVS SA	864,930	5,552,430
	Transmissora Alianca de Energia Eletrica SA	1,722,371	13,400,850
	Trisul SA	391,579	360,839
	Tupy SA	657,319	3,759,017
	Ultrapar Participacoes SA	3,433,293	8,913,069
	Ultrapar Participacoes SA, Sponsored ADR	74,790	195,202
	Unipar Carbocloro SA	62,270	1,117,376
	Usinas Siderurgicas de Minas Gerais SA Usiminas	798,274	1,142,047
	Vale SA	12,770,281	165,960,503

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	412,130	$865,668
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	700,494	2,186,035
*	Via SA	3,096,134	1,876,082
	Vibra Energia SA	3,826,967	13,520,888
	Vivara Participacoes SA	276,200	1,433,534
	Vulcabras Azaleia SA	609,486	1,641,264
	WEG SA	1,424,549	11,108,476
	Wilson Sons Holdings Brasil SA	107,500	236,207
	Wiz Solucoes e Corretagem de Seguros SA	93,890	141,594
*	XP, Inc., BDR	90,479	1,662,272
	YDUQS Participacoes SA	2,017,769	6,300,767
	Zamp SA	1,149,075	1,708,430

TOTAL BRAZIL			1,009,545,110

CHILE — (0.5%)
	Aguas Andinas SA, Class A	13,260,729	2,797,249
	Banco de Chile	8,969,120	821,240
#	Banco de Chile, ADR	290,190	5,220,520
	Banco de Credito e Inversiones SA	124,505	3,469,058
#	Banco Santander Chile, ADR	306,008	4,415,695
	Besalco SA	2,741,825	944,755
*	Camanchaca SA	49,415	2,490
	CAP SA	787,910	4,211,928
	Cementos BIO BIO SA	179,409	122,836
	Cencosud SA	6,218,664	8,360,006
	Cencosud Shopping SA	240,681	263,021
	Cia Cervecerias Unidas SA	72,473	397,795
	Cia Cervecerias Unidas SA, Sponsored ADR	5,040	54,482
	Cia Sud Americana de Vapores SA	113,736,764	7,899,018
	Colbun SA	31,252,990	3,067,207
	Cristalerias de Chile SA	59,157	196,390
	Embotelladora Andina SA, ADR, Class B	86,774	893,772
	Empresa Nacional de Telecomunicaciones SA	1,105,181	3,447,182
	Empresas CMPC SA	3,043,100	4,829,340
	Empresas COPEC SA	846,192	5,833,835
	Empresas Hites SA	1,398,342	132,171
	Enel Americas SA	43,396,661	4,299,947
	Enel Chile SA	1,363,582	47,990
*	Engie Energia Chile SA	2,227,054	1,309,789
	Falabella SA	965,959	1,886,613
	Forus SA	450,262	484,768
	Grupo Security SA	3,764,297	629,920
	Hortifrut SA	164,407	137,186
	Instituto de Diagnostico SA	4,394	6,464
	Inversiones Aguas Metropolitanas SA	3,052,447	1,456,042
	Inversiones La Construccion SA	234,904	734,683
	Itau CorpBanca Chile SA	632,556,325	1,232,936
	Itau CorpBanca Chile SA, ADR	23,704	67,793
	Masisa SA	2,987,376	79,234
	Molibdenos y Metales SA	84,693	296,406
	Multiexport Foods SA	3,567,240	811,220
	Parque Arauco SA	3,364,051	2,866,540
	PAZ Corp. SA	1,378,694	468,240
	Plaza SA	187,500	162,404
	Ripley Corp. SA	6,807,996	1,118,217
	Salfacorp SA	2,420,304	680,181
	Sigdo Koppers SA	1,861,026	2,235,226
	SMU SA	5,129,574	521,974

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Sociedad Matriz SAAM SA	25,868,926	$2,191,024
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	229,724	21,520,544
	Socovesa SA	1,574,885	179,632
	SONDA SA	3,870,083	1,362,515
	Vina Concha y Toro SA	2,853,887	3,226,655

TOTAL CHILE			107,394,133

CHINA — (23.9%)
	360 DigiTech, Inc., ADR	695,772	7,069,044
	360 Security Technology, Inc., Class A	1,080,100	1,049,328
*	361 Degrees International Ltd.	7,448,000	3,104,362
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	658,134	1,309,756
Ω	3SBio, Inc.	11,987,500	8,465,658
	5I5J Holding Group Co. Ltd., Class A	1,881,600	591,859
*††	A Metaverse Co.	940,000	13,652
#*	AAC Technologies Holdings, Inc.	7,942,000	14,548,000
Ω	AAG Energy Holdings Ltd.	1,469,000	222,931
	Accelink Technologies Co. Ltd., Class A	399,537	931,374
	ADAMA Ltd., Class A	202,900	237,328
	Addsino Co. Ltd., Class A	354,700	509,712
*	Advanced Technology & Materials Co. Ltd., Class A	528,400	580,813
	AECC Aero-Engine Control Co. Ltd., Class A	146,387	603,039
	AECC Aviation Power Co. Ltd., Class A	103,572	692,626
	Aerospace Hi-Tech Holdings Grp Ltd., Class A	421,511	493,953
#	Agile Group Holdings Ltd.	14,238,465	2,708,172
*	Agora, Inc., ADR	24,383	68,029
	Agricultural Bank of China Ltd., Class H	90,984,460	25,969,989
	Aier Eye Hospital Group Co. Ltd., Class A	1,026,262	3,482,686
*	Air China Ltd., Class H	3,886,000	2,704,408
	Aisino Corp., Class A	541,000	835,295
	Ajisen China Holdings Ltd.	4,092,000	323,489
Ω	Ak Medical Holdings Ltd.	2,736,000	2,844,252
*	Alibaba Group Holding Ltd., Sponsored ADR	2,168,694	137,885,565
*	Alibaba Group Holding Ltd.	9,442,600	73,415,334
#*	Alibaba Health Information Technology Ltd.	5,424,000	2,295,460
#*	Alibaba Pictures Group Ltd.	64,720,000	2,392,108
#Ω	A-Living Smart City Services Co. Ltd.	6,761,000	3,836,584
	All Winner Technology Co. Ltd., Class A	210,470	564,117
	Allmed Medical Products Co. Ltd., Class A	357,400	606,330
*	Alpha Group, Class A	807,000	481,011
	Aluminum Corp. of China Ltd., Class H	21,840,000	6,226,183
*	Amlogic Shanghai Co. Ltd., Class A	51,696	406,491
	Amoy Diagnostics Co. Ltd., Class A	121,546	390,760
*	An Hui Wenergy Co. Ltd., Class A	643,539	410,180
	Angang Steel Co. Ltd., Class H	16,183,908	3,357,964
	Angel Yeast Co. Ltd., Class A	221,000	1,099,047
	Anhui Anke Biotechnology Group Co. Ltd., Class A	531,400	721,469
	Anhui Conch Cement Co. Ltd., Class H	6,835,000	17,592,824
	Anhui Construction Engineering Group Co. Ltd., Class A	859,516	542,337
	Anhui Expressway Co. Ltd., Class H	2,650,000	1,693,693
	Anhui Guangxin Agrochemical Co. Ltd., Class A	239,980	975,634
	Anhui Gujing Distillery Co. Ltd., Class A	26,402	714,904
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	1,008,857	1,084,983
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	271,670	1,270,894
	Anhui Huilong Agricultural Means of Production Co., Ltd., Class A	548,700	607,484
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	100,800	177,835
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	1,932,380	1,277,874
	Anhui Jinhe Industrial Co. Ltd., Class A	169,582	764,292
	Anhui Korrun Co. Ltd., Class A	83,762	157,258

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Anhui Kouzi Distillery Co. Ltd., Class A	208,828	$1,159,969
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd., Class A	165,200	157,339
*	Anhui Tatfook Technology Co. Ltd., Class A	492,400	564,249
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	260,160	323,218
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	822,400	829,146
	Anhui Xinhua Media Co. Ltd., Class A	739,600	467,537
	Anhui Yingjia Distillery Co. Ltd., Class A	200,000	1,293,063
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	320,000	643,419
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	8,748	267,358
	Anjoy Foods Group Co. Ltd., Class A	24,534	452,382
	Anker Innovations Technology Co. Ltd., Class A	70,100	520,207
	ANTA Sports Products Ltd.	3,557,800	31,278,812
*Ω	Antengene Corp. Ltd.	152,500	64,847
#*	Anton Oilfield Services Group	22,496,000	816,876
	Aoshikang Technology Co. Ltd., Class A	169,200	595,964
*	Aotecar New Energy Technology Co., Ltd., Class A	1,733,400	597,618
*††	Aowei Holdings Ltd.	187,000	4,736
*††	Aoyuan Healthy Life Group Co. Ltd.	70,000	12,440
	Apeloa Pharmaceutical Co. Ltd., Class A	468,300	1,335,612
	APT Satellite Holdings Ltd.	1,946,000	458,504
*Ω	Archosaur Games, Inc.	121,000	34,793
	Art Group Holdings Ltd.	455,000	13,983
*Ω	Ascletis Pharma, Inc.	1,816,000	533,856
#	Asia Cement China Holdings Corp.	5,206,000	1,816,349
Ω	AsiaInfo Technologies Ltd.	921,200	1,100,648
*	Asian Citrus Holdings Ltd.	825,000	7,148
	Asymchem Laboratories Tianjin Co. Ltd., Class A	40,160	783,966
	Autel Intelligent Technology Corp. Ltd., Class A	142,405	776,480
	Autobio Diagnostics Co. Ltd., Class A	128,955	1,317,009
	Avary Holding Shenzhen Co. Ltd., Class A	455,931	1,863,031
	AVIC Industry-Finance Holdings Co. Ltd., Class A	851,100	353,850
	AviChina Industry & Technology Co. Ltd., Class H	20,437,212	8,950,922
	AVICOPTER PLC, Class A	72,100	434,586
	Bafang Electric Suzhou Co. Ltd., Class A	27,208	434,582
#Ω	BAIC Motor Corp. Ltd., Class H	18,998,000	4,208,908
*	Baidu, Inc., Sponsored ADR	391,066	29,943,924
Ω	BAIOO Family Interactive Ltd.	7,872,000	371,367
	Bank of Beijing Co. Ltd., Class A	3,303,908	1,829,912
	Bank of Changsha Co. Ltd., Class A	924,447	816,590
	Bank of Chengdu Co. Ltd., Class A	1,314,600	2,455,628
	Bank of China Ltd., Class H	204,333,702	65,811,219
	Bank of Chongqing Co. Ltd., Class H	3,223,500	1,462,271
	Bank of Communications Co. Ltd., Class H	25,189,618	12,290,489
	Bank of Guiyang Co. Ltd., Class A	1,309,900	935,648
	Bank of Hangzhou Co. Ltd., Class A	803,259	1,332,725
	Bank of Jiangsu Co. Ltd., Class A	2,308,060	2,190,546
	Bank of Nanjing Co. Ltd., Class A	2,233,996	3,163,004
	Bank of Ningbo Co. Ltd., Class A	1,044,301	3,408,412
	Bank of Shanghai Co. Ltd., Class A	2,128,012	1,628,293
	Bank of Suzhou Co. Ltd., Class A	832,459	784,104
	Baoshan Iron & Steel Co. Ltd., Class A	5,862,137	3,870,907
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	340,200	264,854
*	Baoye Group Co. Ltd., Class H	1,616,440	824,058
#*	Baozun, Inc., Sponsored ADR	302,114	1,190,329
*	Baozun, Inc., Class A	21,000	27,635
	BBMG Corp., Class H	20,773,404	2,142,664
	Bear Electric Appliance Co. Ltd., Class A	93,896	737,401
	Befar Group Co. Ltd., Class A	472,000	324,379
	Beibuwan Port Co. Ltd., Class A	910,045	884,032

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*	BeiGene Ltd., ADR	777	$131,228
#*	BeiGene Ltd.	330,000	4,255,176
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	327,416	364,172
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	104,852	747,388
	Beijing Capital Development Co. Ltd., Class A	1,921,600	1,343,547
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	4,570,230	1,729,979
*	Beijing Capital International Airport Co. Ltd., Class H	14,234,000	7,708,205
	Beijing Career International Co. Ltd., Class A	108,418	478,569
	Beijing Certificate Authority Co. Ltd., Class A	75,874	287,352
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	463,750	711,895
*	Beijing Compass Technology Development Co. Ltd., Class A	46,200	281,215
	Beijing Ctrowell Technology Corp. Ltd., Class A	230,068	262,302
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	515,200	647,863
	Beijing Dahao Technology Corp. Ltd., Class A	82,400	183,074
	Beijing Easpring Material Technology Co. Ltd., Class A	112,500	914,045
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	320,320	721,599
*	Beijing Energy International Holding Co. Ltd.	19,120,000	443,789
	Beijing Enlight Media Co. Ltd., Class A	595,800	550,276
	Beijing Enterprises Holdings Ltd.	3,662,028	9,290,193
	Beijing Enterprises Water Group Ltd.	34,248,469	7,195,536
	Beijing Funshine Culture Media Co. Ltd., Class A	72,300	402,938
*††	Beijing Gas Blue Sky Holdings Ltd.	8,656,000	75,991
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	624,964	801,437
	Beijing Haixin Energy Technology Co. Ltd., Class A	1,488,456	816,950
*	Beijing Health Holdings Ltd.	13,284,000	120,502
*	Beijing Hezong Science & Technology Co. Ltd., Class A	520,300	370,237
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	16,058	583,388
*	Beijing Jetsen Technology Co. Ltd., Class A	2,113,091	1,277,081
	Beijing Jingneng Clean Energy Co. Ltd., Class H	8,292,000	1,541,459
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	93,700	47,903
	Beijing Jingyuntong Technology Co. Ltd., Class A	1,105,570	1,092,508
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	57,000	194,116
	Beijing New Building Materials PLC, Class A	425,879	1,159,466
#	Beijing North Star Co. Ltd., Class H	6,526,000	616,042
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	1,517,005	421,946
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	598,989	717,925
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	501,160	1,686,685
	Beijing Originwater Technology Co. Ltd., Class A	367,273	237,120
*	Beijing Philisense Technology Co. Ltd., Class A	709,200	364,492
	Beijing Roborock Technology Co. Ltd., Class A	15,167	490,255
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	149,814	337,588
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	31,600	50,964
	Beijing Shiji Information Technology Co. Ltd., Class A	282,930	491,213
	Beijing Shougang Co. Ltd., Class A	1,391,400	651,527
	Beijing Shunxin Agriculture Co. Ltd., Class A	160,400	450,782
	Beijing Sinnet Technology Co. Ltd., Class A	555,410	659,912
	Beijing SL Pharmaceutical Co. Ltd., Class A	563,965	643,488
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	573,245	407,953
	Beijing Strong Biotechnologies, Inc., Class A	255,605	625,346
	Beijing SuperMap Software Co. Ltd., Class A	237,400	616,160
*	Beijing Thunisoft Corp. Ltd., Class A	434,506	422,043
	Beijing Tiantan Biological Products Corp. Ltd., Class A	166,170	472,574
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,428,000	1,596,608
	Beijing Tongrentang Co. Ltd., Class A	171,372	1,146,538
	Beijing Ultrapower Software Co. Ltd., Class A	1,387,300	831,121
	Beijing United Information Technology Co. Ltd., Class A	59,720	1,015,976
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	1,882,000	367,121

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	20,100	$345,775
*	Beijing Watertek Information Technology Co. Ltd., Class A	862,743	374,639
	Beijing Yanjing Brewery Co. Ltd., Class A	654,500	765,738
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	35,407	555,967
	Beijing Zhidemai Technology Co. Ltd., Class A	13,316	51,549
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	359,605	633,627
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	3,281,952	2,008,266
	Beken Corp., Class A	29,500	106,338
	Bengang Steel Plates Co., Ltd., Class A	1,716,618	665,352
*	Berry Genomics Co. Ltd., Class A	57,000	99,092
	Best Pacific International Holdings Ltd., Class H	1,354,000	192,976
*	BEST, Inc., ADR	3,637	2,140
	Bestore Co. Ltd., Class A	38,606	148,609
	Bestsun Energy Co. Ltd., Class A	924,440	531,041
	Betta Pharmaceuticals Co. Ltd., Class A	51,156	320,175
	Better Life Commercial Chain Share Co. Ltd., Class A	455,000	307,445
	BGI Genomics Co. Ltd., Class A	127,800	970,363
	Biem.L.Fdlkk Garment Co. Ltd., Class A	357,300	1,071,618
	BII Railway Transportation Technology Holdings Co. Ltd.	1,592,000	54,852
	Binjiang Service Group Co. Ltd.	355,000	597,095
	Black Peony Group Co. Ltd., Class A	563,082	556,166
Ω	Blue Moon Group Holdings Ltd.	68,500	40,414
*	Blue Sail Medical Co. Ltd., Class A	609,228	687,342
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	1,412,102	912,663
Ω	BOC Aviation Ltd.	406,000	2,716,923
	BOC International China Co. Ltd., Class A	334,200	484,619
	BOE Technology Group Co. Ltd., Class A	9,637,179	4,420,783
	BOE Varitronix Ltd.	830,000	1,230,748
*	Bohai Leasing Co. Ltd., Class A	3,523,885	1,062,097
	Bosideng International Holdings Ltd.	19,232,157	8,306,494
*	Boyaa Interactive International Ltd.	755,000	31,289
	Bright Dairy & Food Co. Ltd., Class A	847,869	1,100,415
	Bright Real Estate Group Co. Ltd., Class A	563,094	156,229
	BrightGene Bio-Medical Technology Co. Ltd., Class A	104,214	302,274
*††	Brilliance China Automotive Holdings Ltd.	20,104,000	8,656,631
	B-Soft Co. Ltd., Class A	697,015	800,106
	BTG Hotels Group Co. Ltd., Class A	188,471	561,534
#*	Burning Rock Biotech Ltd., ADR	10,922	22,499
	BYD Co. Ltd., Class H	990,300	22,185,819
#	BYD Electronic International Co. Ltd.	6,054,222	17,593,462
	By-health Co. Ltd., Class A	433,629	1,042,830
	C C Land Holdings Ltd.	13,761,530	3,312,034
	C&D International Investment Group Ltd.	506,744	786,320
	C&D Property Management Group Co. Ltd.	320,000	119,448
	C&S Paper Co. Ltd., Class A	738,871	949,613
	Cabbeen Fashion Ltd.	1,868,000	285,638
	Caitong Securities Co. Ltd., Class A	1,105,390	1,085,104
	Camel Group Co. Ltd., Class A	664,800	778,058
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	862,868	544,829
	Canny Elevator Co. Ltd., Class A	450,900	410,075
#Ω	CanSino Biologics, Inc., Class H	778,000	7,233,317
#	Canvest Environmental Protection Group Co. Ltd.	2,812,000	1,731,166
	Capinfo Co. Ltd., Class H	60,000	1,863
*	Capital Environment Holdings Ltd.	13,364,000	221,382
*	Capitalonline Data Service Co. Ltd., Class A	231,200	341,904
	Carrianna Group Holdings Co. Ltd.	1,788,877	93,520
	Castech, Inc., Class A	144,570	300,321
	CCS Supply Chain Management Co. Ltd., Class A	288,300	211,427
††	CECEP COSTIN New Materials Group Ltd.	2,583,000	37,019

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	CECEP Guozhen Environmental Protection Technology Co. Ltd., Class A	171,400	$142,353
	CECEP Solar Energy Co. Ltd., Class A	1,872,200	1,740,540
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	410,500	122,207
	CECEP Wind-Power Corp., Class A	1,137,300	668,624
	Central China Management Co. Ltd.	6,510,074	448,732
#	Central China New Life Ltd.	1,801,000	510,465
#	Central China Real Estate Ltd.	9,590,328	251,437
#	Central China Securities Co. Ltd., Class H	5,825,000	704,799
	Centre Testing International Group Co. Ltd., Class A	105,393	270,734
	CETC Digital Technology Co. Ltd., Class A	242,965	702,807
#	CGN New Energy Holdings Co. Ltd.	13,606,000	3,655,034
	CGN Nuclear Technology Development Co. Ltd., Class A	472,200	474,745
Ω	CGN Power Co. Ltd., Class H	27,214,000	5,512,672
	Chacha Food Co. Ltd., Class A	162,391	985,917
	Changchun Faway Automobile Components Co. Ltd., Class A	459,510	535,609
	Changchun High & New Technology Industry Group, Inc., Class A	68,918	1,533,488
	Changjiang Securities Co. Ltd., Class A	1,305,899	934,999
	Changzhou Tronly New Electronic Materials Co. Ltd., Class A	143,700	159,081
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	51,220	860,434
*	Chanjet Information Technology Co. Ltd., Class H	50,100	20,204
#	Chaowei Power Holdings Ltd.	5,161,000	1,012,600
	Chaozhou Three-Circle Group Co. Ltd., Class A	326,373	1,270,889
*	Cheetah Mobile, Inc., ADR	42,851	77,989
*	Chen Lin Education Group Holdings Ltd.	310,000	79,419
*	Cheng De Lolo Co. Ltd., Class A	639,500	658,581
	Chengdu ALD Aviation Manufacturing Corp., Class A	70,420	268,515
	Chengdu CORPRO Technology Co. Ltd., Class A	87,200	354,680
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	242,830	396,184
	Chengdu Galaxy Magnets Co. Ltd., Class A	156,372	326,624
	Chengdu Hongqi Chain Co. Ltd., Class A	1,022,700	647,293
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	151,000	205,724
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	229,736	556,133
	Chengdu Kanghua Biological Products Co. Ltd., Class A	44,925	630,416
	Chengdu Wintrue Holding Co. Ltd., Class A	800,900	1,247,389
	Chengdu Xingrong Environment Co. Ltd., Class A	659,492	436,078
	Chengtun Mining Group Co. Ltd., Class A	1,240,600	944,551
	Chenguang Biotech Group Co., Ltd., Class A	270,946	602,785
	Chengxin Lithium Group Co. Ltd., Class A	125,700	748,022
*	Chengzhi Co. Ltd., Class A	580,300	709,945
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	265,100	686,647
*	Chiho Environmental Group Ltd.	602,000	52,150
	China Aerospace International Holdings Ltd.	12,782,600	561,352
#	China Aircraft Leasing Group Holdings Ltd.	1,919,000	798,568
*	China Anchu Energy Storage Gro	259,000	17,152
	China Automotive Engineering Research Institute Co. Ltd., Class A	415,200	1,072,353
	China Baoan Group Co. Ltd., Class A	312,592	495,744
	China Bester Group Telecom Co. Ltd., Class A	31,300	45,093
	China BlueChemical Ltd., Class H	15,543,122	2,966,859
Ω	China Bohai Bank Co. Ltd., Class H	5,611,500	693,720
#*	China Boton Group Co. Ltd.	450,000	126,988
	China CAMC Engineering Co. Ltd., Class A	670,993	706,319
	China Chengtong Development Group Ltd.	546,000	7,461
	China Cinda Asset Management Co. Ltd., Class H	55,454,000	5,151,193
	China CITIC Bank Corp. Ltd., Class H	28,026,607	10,564,838
	China Coal Energy Co. Ltd., Class H	12,479,168	9,177,222
	China Communications Services Corp. Ltd., Class H	21,811,327	6,086,107
*	China Conch Environment Protection Holdings Ltd.	8,083,500	2,383,385
	China Conch Venture Holdings Ltd.	7,262,500	10,711,432
	China Construction Bank Corp., Class H	370,130,302	196,423,801

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China CSSC Holdings Ltd., Class A	181,178	$660,201
*	China CYTS Tours Holding Co. Ltd., Class A	302,500	447,423
	China Datang Corp. Renewable Power Co. Ltd., Class H	15,005,000	4,050,187
	China Design Group Co. Ltd., Class A	421,345	444,459
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	2,706,000	307,185
#*	China Dili Group	10,867,661	913,755
*	China Dongxiang Group Co. Ltd.	22,049,888	654,520
#Ω	China East Education Holdings Ltd.	4,230,000	1,332,278
*	China Eastern Airlines Corp. Ltd., ADR	2,460	40,590
#*	China Eastern Airlines Corp. Ltd., Class H	11,200,000	3,695,531
	China Education Group Holdings Ltd.	8,348,000	4,887,497
	China Electronics Huada Technology Co. Ltd.	3,764,000	297,190
#	China Electronics Optics Valley Union Holding Co. Ltd.	6,460,000	284,777
	China Energy Engineering Corp. Ltd.	7,215,075	2,264,017
	China Energy Engineering Corp. Ltd., Class H	5,668,000	569,995
	China Enterprise Co. Ltd., Class A	2,240,978	742,073
	China Everbright Bank Co. Ltd., Class H	10,340,000	2,673,452
	China Everbright Environment Group Ltd.	20,956,777	6,971,274
#Ω	China Everbright Greentech Ltd.	5,292,000	862,699
	China Everbright Ltd.	9,376,896	4,944,097
*	China Express Airlines Co. Ltd., Class A	175,454	254,717
Ω	China Feihe Ltd.	19,960,000	11,498,057
	China Film Co. Ltd., Class A	764,300	1,116,440
*	China Finance Investment Holdings Ltd.	82,000	57,550
*††	China Financial Services Holdings Ltd.	71,200	2,892
	China Foods Ltd.	8,252,000	2,102,930
	China Galaxy Securities Co. Ltd., Class H	16,652,000	6,235,457
	China Gas Holdings Ltd.	17,427,400	15,466,459
#	China Glass Holdings Ltd.	3,264,000	262,020
	China Gold International Resources Corp. Ltd.	668,200	1,552,682
*	China Grand Automotive Services Group Co. Ltd., Class A	196,100	55,362
	China Great Wall Securities Co. Ltd., Class A	583,600	647,784
	China Greatwall Technology Group Co. Ltd., Class A	610,000	933,833
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	381,805	691,789
*	China Greenland Broad Greenstate Group Co. Ltd.	4,480,000	73,757
	China Hanking Holdings Ltd.	5,305,000	487,154
#	China Harmony Auto Holding Ltd.	7,180,000	813,422
	China Harzone Industry Corp. Ltd., Class A	467,420	443,967
*††	China High Precision Automation Group Ltd.	1,360,000	39,632
*	China High Speed Railway Technology Co. Ltd., Class A	1,388,692	427,474
*	China High Speed Transmission Equipment Group Co. Ltd.	4,063,000	1,651,091
#	China Hongqiao Group Ltd.	13,451,000	9,519,927
#*††Ω	China Huarong Asset Management Co. Ltd., Class H	32,036,000	914,752
††	China Huiyuan Juice Group Ltd.	3,039,500	135,757
Ω	China International Capital Corp. Ltd., Class H	6,324,400	8,789,138
	China International Marine Containers Group Co. Ltd., Class H	4,924,340	3,134,523
#	China Isotope & Radiation Corp.	135,600	209,057
	China Jinmao Holdings Group Ltd.	40,972,976	5,428,629
	China Jushi Co. Ltd., Class A	1,251,507	2,009,146
	China Kepei Education Group Ltd.	3,338,000	820,846
	China Kings Resources Group Co. Ltd., Class A	170,536	1,073,329
	China Lesso Group Holdings Ltd.	12,311,000	9,992,197
	China Life Insurance Co. Ltd., Class H	15,007,000	16,364,485
	China Lilang Ltd.	4,006,000	1,730,996
*Ω	China Literature Ltd.	2,641,600	7,126,669
*	China Longevity Group Co. Ltd.	893,399	29,250
	China Longyuan Power Group Corp. Ltd., Class H	8,113,000	9,270,482
*††	China Maple Leaf Educational Systems Ltd.	12,398,000	420,129
	China Medical System Holdings Ltd.	13,982,800	15,282,131

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Meheco Co. Ltd., Class A	546,801	$945,142
#	China Meidong Auto Holdings Ltd.	3,086,000	4,053,084
	China Mengniu Dairy Co. Ltd.	8,045,000	25,753,237
	China Merchants Bank Co. Ltd., Class H	15,457,146	50,605,146
	China Merchants Energy Shipping Co. Ltd., Class A	2,772,696	2,658,827
	China Merchants Land Ltd.	12,962,000	909,099
	China Merchants Port Holdings Co. Ltd.	9,636,917	11,298,294
	China Merchants Property Operation & Service Co. Ltd., Class A	37,500	69,222
#Ω	China Merchants Securities Co. Ltd., Class H	1,467,460	1,360,784
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	768,751	1,385,904
#*††	China Metal Recycling Holdings Ltd.	1,955,133	0
#	China Minsheng Banking Corp. Ltd., Class H	18,102,960	5,257,542
#	China Modern Dairy Holdings Ltd.	27,075,000	2,756,158
	China National Accord Medicines Corp. Ltd., Class A	224,715	973,025
	China National Building Material Co. Ltd., Class H	32,972,150	19,145,807
	China National Chemical Engineering Co. Ltd., Class A	1,358,100	1,319,216
	China National Medicines Corp. Ltd., Class A	384,382	1,380,981
	China National Nuclear Power Co. Ltd., Class A	4,488,021	3,714,602
	China National Software & Service Co. Ltd., Class A	19,630	195,296
#Ω	China New Higher Education Group Ltd.	6,243,000	1,431,748
*	China New Town Development Co. Ltd.	3,263,677	21,592
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	983,500	603,029
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	706,418	2,353,069
*	China Nuclear Energy Technology Corp. Ltd.	2,978,000	172,335
#*	China Oil & Gas Group Ltd.	33,760,000	1,054,159
	China Oilfield Services Ltd., Class H	9,554,000	10,755,118
	China Oriental Group Co. Ltd.	12,404,000	1,721,891
	China Overseas Grand Oceans Group Ltd.	20,503,450	5,792,256
	China Overseas Land & Investment Ltd.	17,848,533	34,107,096
	China Overseas Property Holdings Ltd.	10,476,344	6,593,472
	China Pacific Insurance Group Co. Ltd., Class H	12,002,265	19,347,567
	China Petroleum & Chemical Corp., Class H	144,228,400	57,161,513
	China Pioneer Pharma Holdings Ltd.	3,009,000	740,173
	China Power International Development Ltd.	22,822,600	6,595,482
*††	China Properties Group Ltd.	397,000	3,935
	China Publishing & Media Co. Ltd., Class A	971,093	561,175
*	China Qinfa Group Ltd.	1,054,000	36,360
	China Railway Group Ltd., Class H	17,289,000	7,517,513
	China Railway Hi-tech Industry Co. Ltd., Class A	170,500	173,525
Ω	China Railway Signal & Communication Corp. Ltd., Class H	8,884,000	2,532,152
	China Railway Tielong Container Logistics Co. Ltd., Class A	652,000	464,315
*	China Rare Earth Holdings Ltd.	9,802,399	480,958
*	China Rare Earth Resources & Technology Co. Ltd., Class A	123,301	488,285
	China Reinsurance Group Corp., Class H	29,458,000	1,557,347
#Ω	China Renaissance Holdings Ltd.	775,300	587,779
	China Resources Beer Holdings Co. Ltd.	4,741,661	22,373,739
	China Resources Boya Bio-pharmaceutical Group Co Ltd, Class A	110,500	455,142
	China Resources Cement Holdings Ltd.	28,276,946	10,221,152
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	470,154	1,157,809
	China Resources Gas Group Ltd.	5,391,100	13,807,519
	China Resources Land Ltd.	15,028,610	47,021,260
	China Resources Medical Holdings Co. Ltd.	5,880,000	2,808,497
	China Resources Microelectronics Ltd., Class A	96,230	669,134
Ω	China Resources Pharmaceutical Group Ltd.	12,169,500	8,209,305
	China Resources Power Holdings Co. Ltd.	7,086,820	10,297,665
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	165,785	1,239,982
	China Risun Group Ltd.	4,419,000	1,558,908
*	China Ruifeng Renewable Energy Holdings Ltd.	932,000	16,637

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Sanjiang Fine Chemicals Co. Ltd.	6,881,000	$1,192,236
	China SCE Group Holdings Ltd.	15,672,400	809,612
	China Science Publishing & Media Ltd., Class A	215,000	219,313
#*	China Shanshui Cement Group Ltd.	80,000	17,358
#*Ω	China Shengmu Organic Milk Ltd.	5,757,000	190,477
	China Shenhua Energy Co. Ltd., Class H	13,153,500	34,552,370
	China Shineway Pharmaceutical Group Ltd.	2,580,000	1,550,478
#	China Shuifa Singyes Energy Holdings Ltd.	1,598,000	156,916
*	China Silver Group Ltd.	10,000,000	331,138
*	China South City Holdings Ltd.	34,840,711	1,663,201
	China South Publishing & Media Group Co. Ltd., Class A	681,834	891,867
*	China Southern Airlines Co. Ltd., Class H	15,362,000	7,930,535
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd., Class A	240,219	189,843
	China Starch Holdings Ltd.	21,115,000	483,636
	China State Construction Development Holdings Ltd.	3,096,000	635,765
	China State Construction Engineering Corp. Ltd., Class A	7,859,092	5,110,482
	China State Construction International Holdings Ltd.	10,668,000	9,596,818
	China Sunshine Paper Holdings Co. Ltd.	5,201,500	1,079,531
#	China Suntien Green Energy Corp. Ltd., Class H	10,487,000	3,977,104
	China Taiping Insurance Holdings Co. Ltd.	13,466,130	9,325,862
	China Testing & Certification International Group Co. Ltd., Class A	273,171	396,714
*	China Tianbao Group Development Co. Ltd.	486,000	185,600
#*	China Tianrui Group Cement Co. Ltd.	22,000	16,527
	China Tianying, Inc., Class A	1,716,946	1,135,375
	China Tobacco International HK Co. Ltd.	67,000	64,574
	China Tourism Group Duty Free Corp. Ltd., Class A	283,217	6,223,229
Ω	China Tower Corp. Ltd., Class H	94,760,000	8,573,398
	China Traditional Chinese Medicine Holdings Co. Ltd.	24,338,000	10,520,044
*	China TransInfo Technology Co. Ltd., Class A	902,742	1,105,918
*	China Travel International Investment Hong Kong Ltd.	20,659,892	3,210,064
	China Tungsten & Hightech Materials Co. Ltd., Class A	699,200	1,380,910
	China Union Holdings Ltd., Class A	1,049,234	537,055
	China Vanke Co. Ltd., Class H	9,378,876	12,036,166
#*Ω	China Vast Industrial Urban Development Co. Ltd.	1,506,000	456,216
*††	China Vered Financial Holding Corp. Ltd.	1,620,000	8,833
	China Water Affairs Group Ltd.	6,172,000	4,371,337
	China West Construction Group Co. Ltd., Class A	777,900	710,097
*††	China Wood Optimization Holding Ltd.	2,848,000	61,244
	China World Trade Center Co. Ltd., Class A	272,900	508,720
Ω	China Xinhua Education Group Ltd.	245,000	24,979
#	China XLX Fertiliser Ltd.	5,090,000	1,942,831
	China Yangtze Power Co. Ltd., Class A	2,583,803	7,190,495
	China Yongda Automobiles Services Holdings Ltd.	11,207,500	5,027,089
*Ω	China Yuhua Education Corp. Ltd.	18,070,000	1,980,353
*	China Yurun Food Group Ltd.	2,163,000	78,494
#*	China ZhengTong Auto Services Holdings Ltd.	9,844,500	382,099
	China Zhenhua Group Science & Technology Co. Ltd., Class A	73,300	1,356,856
*	China Zheshang Bank Co. Ltd., Class H	162,000	55,891
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	292,074	114,525
#*††	China Zhongwang Holdings Ltd.	14,337,979	575,371
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	246,500	263,507
	Chinasoft International Ltd.	21,046,000	13,944,514
#*	Chindata Group Holdings Ltd., ADR	348,063	1,848,215
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	743,172	870,133
	Chongqing Brewery Co. Ltd., Class A	85,900	1,028,030
	Chongqing Changan Automobile Co. Ltd., Class A	337,036	521,590
	Chongqing Department Store Co. Ltd., Class A	245,621	669,477

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Chongqing Dima Industry Co. Ltd., Class A	1,935,401	$535,844
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	752,272	1,273,944
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	108,900	336,303
	Chongqing Gas Group Corp. Ltd., Class A	344,000	350,098
*	Chongqing Iron & Steel Co. Ltd., Class H	3,350,000	260,186
	Chongqing Machinery & Electric Co. Ltd., Class H	1,843,962	111,547
	Chongqing Rural Commercial Bank Co. Ltd., Class H	22,158,000	6,716,101
	Chongqing Sanfeng Environment Group Corp., Ltd., Class A	806,500	714,237
	Chongqing Zaisheng Technology Corp. Ltd., Class A	540,220	385,389
	Chongqing Zhifei Biological Products Co. Ltd., Class A	318,812	3,728,906
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	705,800	622,580
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	577,000	519,415
	Chow Tai Seng Jewellery Co. Ltd., Class A	618,089	937,629
	Chu Kong Shipping Enterprises Group Co. Ltd.	166,000	14,790
	CIFI Ever Sunshine Services Group Ltd.	5,206,000	1,148,040
	CIFI Holdings Group Co. Ltd.	33,660,575	2,229,845
	CIMC Enric Holdings Ltd.	6,108,000	5,953,511
Ω	CIMC Vehicles Group Co. Ltd., Class H	146,000	92,188
	Cinda Real Estate Co. Ltd., Class A	1,972,000	1,113,459
	Cisen Pharmaceutical Co. Ltd., Class A	226,600	397,750
	CITIC Ltd.	19,122,567	17,111,719
	CITIC Press Corp., Class A	59,194	152,057
	CITIC Resources Holdings Ltd.	24,392,000	1,071,739
	CITIC Securities Co. Ltd., Class H	6,511,150	9,728,663
	City Development Environment Co. Ltd., Class A	464,440	606,359
#*	Citychamp Watch & Jewellery Group Ltd.	10,560,000	1,371,667
*	CMGE Technology Group Ltd.	778,000	121,947
	CMOC Group Ltd., Class H	18,384,000	5,918,762
	CMST Development Co. Ltd., Class A	1,187,700	747,354
*	CNFinance Holdings Ltd., ADR	48,387	82,258
	CNHTC Jinan Truck Co. Ltd., Class A	789,873	1,227,393
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	784,957	719,452
	CNOOC Energy Technology & Services Ltd., Class A	2,600,600	1,014,276
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	564,000	1,050,053
	COFCO Biotechnology Co. Ltd., Class A	1,058,483	1,170,118
	COFCO Joycome Foods Ltd.	19,678,000	4,133,131
	COFCO Sugar Holding Co. Ltd., Class A	576,153	523,308
*††	Colour Life Services Group Co. Ltd.	3,381,545	200,317
	Comba Telecom Systems Holdings Ltd.	10,014,000	1,404,162
	Concord New Energy Group Ltd.	58,255,909	4,450,994
*	Confidence Intelligence Holdings Ltd.	22,000	110,566
	Consun Pharmaceutical Group Ltd.	3,930,000	1,472,039
	Contec Medical Systems Co. Ltd., Class A	96,800	319,295
	Contemporary Amperex Technology Co. Ltd., Class A	169,378	8,692,430
*	Continental Aerospace Technologies Holding Ltd.	16,594,207	166,922
*	Coolpad Group Ltd.	20,930,000	197,543
	COSCO SHIPPING Development Co. Ltd., Class H	28,598,300	3,314,381
#*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	6,688,000	4,871,767
	COSCO SHIPPING Holdings Co. Ltd., Class H	18,406,849	19,836,536
#	COSCO SHIPPING International Hong Kong Co. Ltd.	4,460,000	1,301,224
	COSCO SHIPPING Ports Ltd.	12,858,517	6,341,065
*	Cosmopolitan International Holdings Ltd.	20,000	3,056
#	Country Garden Holdings Co. Ltd.	49,707,191	6,406,833
	Country Garden Services Holdings Co. Ltd.	6,710,673	5,865,300
	CPMC Holdings Ltd.	4,318,000	2,092,463
*	CPT Technology Group Co., Ltd., Class A	1,776,693	482,142
	CQ Pharmaceutical Holding Co. Ltd., Class A	821,854	575,317
#*	Crazy Sports Group Ltd.	16,280,600	389,700
	CRRC Corp. Ltd., Class H	2,798,000	848,360

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Crystal Clear Electronic Material Co. Ltd., Class A	152,980	$337,358
Ω	CSC Financial Co. Ltd., Class H	3,073,500	2,228,285
	CSG Holding Co. Ltd., Class A	700,542	658,823
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	239,795	514,464
	CSPC Pharmaceutical Group Ltd.	47,200,400	48,482,432
#	CSSC Hong Kong Shipping Co. Ltd.	6,502,000	818,528
	CSSC Science & Technology Co. Ltd., Class A	251,106	413,419
	CTS International Logistics Corp. Ltd., Class A	863,000	1,322,088
*	CWT International Ltd.	23,990,000	171,113
	Da Ming International Holdings Ltd.	112,000	24,999
	Daan Gene Co. Ltd., Class A	599,980	1,467,491
Ω	Dali Foods Group Co. Ltd.	10,373,000	4,269,861
*	Dalian Bio-Chem Co. Ltd., Class A	43,200	98,342
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	1,047,363	785,517
	Dalipal Holdings Ltd.	1,362,000	420,067
	Daqin Railway Co. Ltd., Class A	2,784,238	2,445,310
	Dare Power Dekor Home Co. Ltd., Class A	340,509	364,922
	Dashang Co. Ltd., Class A	171,732	368,295
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	278,880	1,390,281
*	Datang International Power Generation Co. Ltd., Class H	10,604,000	1,349,402
#	Dawnrays Pharmaceutical Holdings Ltd.	5,718,982	767,414
	Dazhong Transportation Group Co. Ltd., Class A	576,400	222,765
	Dazzle Fashion Co. Ltd., Class A	250,140	461,728
	DBG Technology Co. Ltd., Class A	501,756	654,851
	DeHua TB New Decoration Materials Co. Ltd., Class A	542,283	549,880
	Dexin China Holdings Co. Ltd.	941,000	81,600
	DHC Software Co. Ltd., Class A	790,212	668,995
	Dian Diagnostics Group Co. Ltd., Class A	255,700	975,302
#	Differ Group Auto Ltd.	17,510,000	3,501,888
	Digital China Group Co. Ltd., Class A	458,761	1,681,433
	Digital China Holdings Ltd.	6,504,000	2,575,864
	Digital China Information Service Co. Ltd., Class A	541,857	860,102
	Do-Fluoride Chemicals Co. Ltd., Class A	254,394	1,087,835
	Dong-E-E-Jiao Co. Ltd., Class A	165,943	853,728
	Dongfang Electric Corp. Ltd., Class H	1,457,200	2,197,746
	Dongfang Electronics Co. Ltd., Class A	640,253	717,627
	Dongfeng Motor Group Co. Ltd., Class H	17,456,000	7,897,166
	Dongguan Aohai Technology Co. Ltd., Class A	64,250	350,119
	Dongguan Development Holdings Co. Ltd., Class A	521,900	627,872
	Dongjiang Environmental Co. Ltd., Class H	1,479,595	390,350
	Dongxing Securities Co. Ltd., Class A	645,055	687,467
	Dongyue Group Ltd.	15,338,000	13,311,566
*	DouYu International Holdings Ltd., ADR	348,527	348,492
*	Duiba Group Ltd.	86,800	5,356
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	2,685,000	736,084
	East Group Co. Ltd., Class A	649,900	618,977
	East Money Information Co. Ltd., Class A	1,291,481	2,768,537
	E-Commodities Holdings Ltd.	15,438,000	2,044,600
	Ecovacs Robotics Co. Ltd., Class A	82,092	658,912
	Edan Instruments, Inc., Class A	179,888	304,534
	Edifier Technology Co. Ltd., Class A	501,600	556,545
#	Edvantage Group Holdings Ltd.	2,588,221	583,625
	EEKA Fashion Holdings Ltd.	828,500	1,076,270
	EIT Environmental Development Group Co. Ltd., Class A	182,433	385,182
	Electric Connector Technology Co. Ltd., Class A	94,650	477,512
*	Elion Energy Co. Ltd., Class A	1,045,465	647,795
	Enjoyor Technology Co. Ltd., Class A	332,700	310,785
#	ENN Energy Holdings Ltd.	1,977,600	19,661,387
	ENN Natural Gas Co. Ltd., Class A	809,895	1,725,341

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Eoptolink Technology, Inc.Ltd., Class A	271,660	$964,759
	Era Co. Ltd., Class A	700,900	419,440
#	Essex Bio-technology Ltd.	1,607,000	650,607
	Eternal Asia Supply Chain Management Ltd., Class A	1,408,300	1,009,492
*	Ev Dynamics Holdings Ltd.	9,810,000	47,496
#	EVA Precision Industrial Holdings Ltd.	11,860,516	1,555,891
	Eve Energy Co. Ltd., Class A	28,382	323,891
	Everbright Jiabao Co. Ltd., Class A	1,132,030	404,143
#Ω	Everbright Securities Co. Ltd., Class H	1,016,200	549,935
*	EverChina International Holdings Co. Ltd.	18,107,500	387,746
#*Ω	Everest Medicines Ltd.	158,500	124,916
*	Fang Holdings Ltd., ADR	8,556	4,535
*	Fangda Carbon New Material Co. Ltd., Class A	784,129	646,345
	Fangda Special Steel Technology Co. Ltd., Class A	1,682,131	1,315,413
#	Fanhua, Inc., Sponsored ADR	162,747	786,068
#	Far East Horizon Ltd.	15,306,000	11,819,748
	FAW Jiefang Group Co. Ltd., Class A	722,200	689,473
	FAWER Automotive Parts Co. Ltd., Class A	806,478	504,486
*	Feitian Technologies Co. Ltd., Class A	48,300	71,459
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	442,600	837,948
	Fibocom Wireless, Inc., Class A	283,995	730,019
*	FIH Mobile Ltd.	9,269,000	755,783
	Financial Street Holdings Co. Ltd., Class A	1,120,155	711,811
#	FinVolution Group, ADR	306,759	1,331,334
	First Capital Securities Co. Ltd., Class A	970,200	740,010
	First Tractor Co. Ltd., Class H	1,384,000	556,627
#	Flat Glass Group Co. Ltd., Class H	1,561,000	3,661,490
	Focus Media Information Technology Co. Ltd., Class A	4,033,000	2,481,720
	Foryou Corp.	5,100	24,825
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	344,271	2,821,618
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	307,884	342,931
#	Fosun International Ltd.	10,999,620	6,721,890
*	Founder Holdings Ltd.	948,000	42,297
	Founder Securities Co. Ltd., Class A	1,286,500	1,117,297
	Fountain SET Holdings Ltd.	526,000	50,246
	Foxconn Industrial Internet Co. Ltd., Class A	2,263,556	2,547,237
#	FriendTimes, Inc.	856,000	112,479
	Fu Shou Yuan International Group Ltd.	11,178,000	5,584,328
*	Fuan Pharmaceutical Group Co. Ltd., Class A	594,700	295,628
	Fufeng Group Ltd.	17,673,800	9,165,589
*††	Fuguiniao Co. Ltd.	782,600	0
	Fujian Boss Software Development Co. Ltd., Class A	137,130	417,168
	Fujian Funeng Co. Ltd., Class A	533,603	783,937
	Fujian Longking Co. Ltd., Class A	462,211	897,756
	Fujian Star-net Communication Co. Ltd., Class A	283,508	824,838
	Fujian Sunner Development Co. Ltd., Class A	411,508	1,238,324
*	Fullshare Holdings Ltd.	42,082,518	530,178
	Fulongma Group Co. Ltd., Class A	224,600	271,308
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	2,989,200	10,712,411
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	114,200	554,112
#Ω	Ganfeng Lithium Group Co. Ltd., Class H	889,639	6,017,178
#*	Ganglong China Property Group Ltd.	203,000	52,982
	Gansu Qilianshan Cement Group Co. Ltd., Class A	478,400	633,126
	Gansu Shangfeng Cement Co. Ltd., Class A	713,790	980,445
	Gaona Aero Material Co. Ltd., Class A	30,400	222,828
	G-bits Network Technology Xiamen Co. Ltd., Class A	29,200	1,020,595
	GCL Energy Technology Co. Ltd.	338,795	632,157
	GCL New Energy Holdings Ltd.	2,722,218	183,801
*	GCL Technology Holdings Ltd.	93,070,320	23,589,315

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	GD Power Development Co. Ltd., Class A	1,913,278	$1,146,576
#*	GDS Holdings Ltd., ADR	145,833	1,258,539
*	GDS Holdings Ltd., Class A	563,700	629,174
	Geely Automobile Holdings Ltd.	17,986,000	19,356,196
	GEM Co. Ltd., Class A	554,200	565,078
	Gemdale Corp., Class A	897,400	965,930
	Gemdale Properties & Investment Corp. Ltd.	61,892,000	3,391,163
Ω	Genertec Universal Medical Group Co. Ltd.	7,664,000	3,203,623
*	Genimous Technology Co. Ltd., Class A	802,186	605,171
	Geovis Technology Co. Ltd., Class A	4,404	42,903
	GEPIC Energy Development Co. Ltd., Class A	243,500	168,241
	Getein Biotech, Inc., Class A	300,678	545,083
	GF Securities Co. Ltd., Class H	3,991,200	4,060,680
	Giant Network Group Co. Ltd., Class A	756,948	804,346
	GigaDevice Semiconductor, Inc., Class A	59,403	671,383
	Ginlong Technologies Co. Ltd., Class A	23,359	598,951
	Glarun Technology Co. Ltd., Class A	282,300	562,117
*	Glorious Property Holdings Ltd.	17,149,712	242,521
*	Glory Health Industry Ltd.	5,178,000	185,496
	GoerTek, Inc., Class A	662,144	1,965,633
	Goke Microelectronics Co. Ltd., Class A	79,782	826,044
	Goldcard Smart Group Co. Ltd.	195,200	261,460
*	Golden Eagle Retail Group Ltd.	3,171,000	1,916,572
Ω	Golden Throat Holdings Group Co. Ltd.	1,082,500	227,855
	GoldenHome Living Co. Ltd., Class A	48,860	167,157
	Goldenmax International Group Ltd., Class A	466,171	509,395
	Goldlion Holdings Ltd.	1,458,866	208,265
	Goldpac Group Ltd.	2,076,000	335,539
#*	GOME Retail Holdings Ltd.	73,215,660	1,194,532
*	Goodbaby International Holdings Ltd.	1,414,000	90,178
*	Gosuncn Technology Group Co. Ltd., Class A	688,950	310,898
	Gotion High-tech Co. Ltd., Class A	102,700	424,622
*	Grand Baoxin Auto Group Ltd.	7,576,864	353,893
*	Grand Industrial Holding Group Co. Ltd.	210,833	240,175
#	Grand Pharmaceutical Group Ltd., Class L	10,036,500	4,294,566
	Grandblue Environment Co. Ltd., Class A	198,427	487,479
*	Grandjoy Holdings Group Co. Ltd., Class A	1,580,701	683,197
	Great Wall Motor Co. Ltd., Class H	6,013,250	6,568,884
*	Greattown Holdings Ltd., Class A	1,709,152	736,985
	Greatview Aseptic Packaging Co. Ltd.	7,360,000	1,031,469
	Gree Electric Appliances, Inc. of Zhuhai, Class A	697,053	2,745,051
	Gree Real Estate Co. Ltd., Class A	908,157	698,240
*	Greenland Holdings Corp. Ltd., Class A	2,091,741	753,148
#	Greenland Hong Kong Holdings Ltd.	9,371,275	483,230
	Greentown China Holdings Ltd.	7,933,500	7,569,122
Ω	Greentown Management Holdings Co. Ltd.	2,912,000	1,667,065
	Greentown Service Group Co. Ltd.	10,946,000	4,478,562
	GRG Banking Equipment Co. Ltd., Class A	431,426	557,081
	Guangdong Advertising Group Co. Ltd., Class A	1,014,100	583,055
	Guangdong Aofei Data Technology Co. Ltd., Class A	266,120	340,277
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	785,111	578,384
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	624,330	890,196
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	811,602	475,659
	Guangdong Dongpeng Holdings Co. Ltd.	412,888	394,479
	Guangdong Dowstone Technology Co., Ltd., Class A	331,132	649,914
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	506,516	477,832
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	215,364	631,838
	Guangdong Haid Group Co. Ltd., Class A	135,218	1,070,614

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangdong HEC Technology Holding Co. Ltd., Class A	612,245	$780,349
	Guangdong Hongda Holdings Group Co. Ltd., Class A	219,400	820,820
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	983,273	520,212
	Guangdong Huiyun Tianium Industry Co. Ltd., Class A	258,900	353,699
	Guangdong Hybribio Biotech Co. Ltd., Class A	333,402	932,383
	Guangdong Investment Ltd.	10,406,000	6,560,737
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	52,100	566,754
	Guangdong Land Holdings Ltd.	1,989,361	160,062
	Guangdong Provincial Expressway Development Co. Ltd., Class A	515,300	496,345
	Guangdong Shirongzhaoye Co. Ltd., Class A	50,515	35,644
	Guangdong Sirio Pharma Co. Ltd., Class A	23,550	87,890
	Guangdong South New Media Co. Ltd., Class A	143,679	627,091
	Guangdong Tapai Group Co. Ltd., Class A	841,995	779,055
	Guangdong Topstar Technology Co. Ltd., Class A	206,858	446,948
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	571,900	1,254,248
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	1,789,281	660,364
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	366,504	1,067,585
	Guanghui Energy Co. Ltd., Class A	2,456,214	3,461,257
*	Guangshen Railway Co. Ltd., Class H	11,070,700	1,440,382
	Guangxi Guiguan Electric Power Co. Ltd., Class A	32,500	27,900
	Guangxi Liugong Machinery Co. Ltd., Class A	970,363	776,478
	Guangxi LiuYao Group Co. Ltd., Class A	150,400	369,784
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	1,736,914	645,656
	Guangzhou Automobile Group Co. Ltd., Class H	5,983,690	3,646,467
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	766,426	1,460,964
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	1,316,000	2,935,851
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	5,100	44,146
	Guangzhou GRG Metrology & Test Co. Ltd., Class A	330,300	774,101
	Guangzhou Haige Communications Group, Inc. Co., Class A	689,350	799,626
	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	349,000	323,662
	Guangzhou Jet Biofiltration Co., Ltd., Class A	17,527	73,605
	Guangzhou KDT Machinery Co. Ltd., Class A	255,710	535,501
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	128,500	1,327,149
	Guangzhou Restaurant Group Co. Ltd., Class A	361,787	1,009,880
	Guangzhou Shangpin Home Collection Co. Ltd., Class A	37,579	93,749
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	119,924	1,069,300
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	361,260	2,104,951
	Guangzhou Wondfo Biotech Co. Ltd., Class A	276,814	1,144,942
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	756,337	578,211
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	372,700	330,928
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	89,382	177,399
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	527,100	480,630
	Guizhou Gas Group Corp. Ltd., Class A	454,600	465,537
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	954,829	877,876
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	1,112,897	786,778
*	Guocheng Mining Co. Ltd., Class A	44,700	97,056
#	Guolian Securities Co. Ltd., Class H	758,000	332,026
	Guomai Technologies, Inc., Class A	601,054	652,768
	Guosen Securities Co. Ltd., Class A	873,697	1,034,241
*	Guosheng Financial Holding, Inc., Class A	1,125,676	1,155,433
#Ω	Guotai Junan Securities Co. Ltd., Class H	1,011,800	1,022,217
	Guoyuan Securities Co. Ltd., Class A	1,022,145	875,667
	H World Group Ltd., ADR	440,557	11,930,284
#*Ω	Haichang Ocean Park Holdings Ltd.	4,757,000	4,212,574
	Haier Smart Home Co. Ltd., Class A	914,762	2,610,822
	Haier Smart Home Co. Ltd., Class H	10,805,199	27,045,258
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	117,824	407,452
*	Hainan Development Holdings Nanhai Co. Ltd., Class A	314,600	423,222
	Hainan Haide Capital Management Co. Ltd., Class A	577,165	1,129,332

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Hainan Meilan International Airport Co. Ltd., Class H	1,696,000	$2,634,123
	Hainan Poly Pharm Co. Ltd., Class A	196,196	711,463
*	Hainan Ruize New Building Material Co. Ltd., Class A	510,800	190,925
	Hainan Strait Shipping Co. Ltd., Class A	1,108,500	710,549
	Haitian International Holdings Ltd.	6,054,000	12,121,066
	Haitong Securities Co. Ltd., Class H	8,360,800	4,086,996
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	2,202,000	133,334
*	Hand Enterprise Solutions Co. Ltd., Class A	561,009	689,531
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	308,200	812,762
	Hangcha Group Co. Ltd., Class A	533,869	1,202,614
	Hangjin Technology Co. Ltd., Class A	222,600	893,447
	Hangxiao Steel Structure Co. Ltd., Class A	1,062,320	569,976
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	429,699	527,583
*	Hangzhou Century Co. Ltd., Class A	391,600	232,103
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	41,400	339,640
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	168,900	462,619
	Hangzhou First Applied Material Co. Ltd., Class A	86,828	768,123
	Hangzhou Haoyue Personal Care Co., Ltd., Class A	42,066	239,656
	Hangzhou Lion Electronics Co. Ltd., Class A	51,320	301,997
	Hangzhou Onechance Tech Corp., Class A	90,000	350,332
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	263,057	1,515,834
	Hangzhou Robam Appliances Co. Ltd., Class A	187,645	527,333
	Hangzhou Silan Microelectronics Co. Ltd., Class A	292,000	1,259,900
	Hangzhou Tigermed Consulting Co. Ltd., Class A	32,500	371,396
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	241,300	1,638,777
	Hangzhou Zhongheng Electric Co. Ltd., Class A	141,500	144,721
	Han’s Laser Technology Industry Group Co. Ltd., Class A	383,061	1,333,708
#Ω	Hansoh Pharmaceutical Group Co. Ltd.	1,854,000	2,866,073
	Haohua Chemical Science & Technology Co. Ltd., Class A	66,300	389,990
*Ω	Harbin Bank Co. Ltd., Class H	663,000	22,386
	Harbin Boshi Automation Co. Ltd., Class A	345,956	725,500
*	Harbin Electric Co. Ltd., Class H	4,808,587	1,623,517
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	878,309	320,792
††	Harmonicare Medical Holdings Ltd.	898,000	43,758
	HBIS Resources Co. Ltd., Class A	454,300	586,133
*Ω	HBM Holdings Ltd.	300,000	34,344
*	HC Group, Inc.	1,904,500	61,145
#	Health & Happiness H&H International Holdings Ltd.	2,388,000	2,251,515
*	Healthcare Co., Ltd., Class A	315,190	400,121
	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	229,400	181,696
*	Hebei Construction Group Corp. Ltd., Class H	215,500	18,097
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	250,200	729,220
	Hefei Meiya Optoelectronic Technology, Inc., Class A	242,710	790,215
	Hefei Urban Construction Development Co. Ltd., Class A	460,061	392,623
	Heilongjiang Agriculture Co. Ltd., Class A	514,500	973,500
#	Hello Group, Inc., Sponsored ADR	1,489,025	6,998,417
	Henan Jindan Lactic Acid Technology Co. Ltd., Class A	90,800	270,152
	Henan Jinma Energy Co. Ltd., Class H	496,000	171,873
	Henan Lingrui Pharmaceutical Co., Class A	313,700	621,156
	Henan Pinggao Electric Co. Ltd., Class A	557,900	548,558
*	Henan Senyuan Electric Co. Ltd., Class A	82,000	38,207
	Henan Shenhuo Coal & Power Co. Ltd., Class A	774,392	1,489,549
	Henan Shuanghui Investment & Development Co. Ltd., Class A	826,843	2,582,610
	Henan Thinker Automatic Equipment Co. Ltd., Class A	228,900	398,001
*	Henan Yicheng New Energy Co. Ltd., Class A	1,079,100	734,135
	Henan Yuguang Gold & Lead Co. Ltd., Class A	618,700	411,463
*	Henan Yuneng Holdings Co., Ltd., Class A	315,199	218,033
	Henan Zhongyuan Expressway Co. Ltd., Class A	1,011,125	368,443
	Henderson Investment Ltd.	811,000	25,844

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hengan International Group Co. Ltd.	6,472,622	$25,095,968
*	Hengdeli Holdings Ltd.	14,196,800	442,493
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	349,330	849,114
	Hengli Petrochemical Co. Ltd., Class A	1,791,883	3,775,833
	Hengtong Optic-electric Co. Ltd., Class A	387,804	1,037,493
	Hengyi Petrochemical Co. Ltd., Class A	1,331,944	1,225,022
	Hesteel Co. Ltd., Class A	4,520,900	1,343,423
	Hexing Electrical Co. Ltd., Class A	300,710	723,342
*	Hi Sun Technology China Ltd.	9,834,000	947,784
*	Hilong Holding Ltd.	10,923,000	331,563
	Hisense Home Appliances Group Co. Ltd., Class H	3,343,000	2,765,926
	Hithink RoyalFlush Information Network Co. Ltd., Class A	105,116	1,228,917
*	Holitech Technology Co. Ltd., Class A	1,934,100	704,136
	Homeland Interactive Technology Ltd.	418,000	78,806
*	Hongda Xingye Co. Ltd., Class A	2,007,721	903,424
	Hongfa Technology Co. Ltd., Class A	288,836	1,361,625
*	Honghua Group Ltd.	18,594,000	461,848
*	Hongli Zhihui Group Co. Ltd., Class A	282,100	280,869
	Hongta Securities Co. Ltd., Class A	210,080	206,308
*††Ω	Honworld Group Ltd.	750,000	54,996
#Ω	Hope Education Group Co. Ltd.	36,484,000	2,253,998
#*	Hopefluent Group Holdings Ltd.	204,000	28,708
#	Hopson Development Holdings Ltd.	7,934,299	6,360,787
††	Hua Han Health Industry Holdings Ltd.	17,460,041	125,229
*Ω	Hua Hong Semiconductor Ltd.	5,695,000	13,340,182
	Huaan Securities Co. Ltd., Class A	2,070,640	1,251,947
#	Huadian Power International Corp. Ltd., Class H	8,488,000	2,549,149
	Huadong Medicine Co. Ltd., Class A	235,132	1,322,921
	Huafon Chemical Co. Ltd., Class A	1,759,491	1,608,188
*	Huafon Microfibre Shanghai Technology Co. Ltd.	808,365	416,116
	Huafu Fashion Co. Ltd., Class A	1,234,550	512,018
	Huagong Tech Co. Ltd., Class A	103,700	239,074
	Huaibei Mining Holdings Co. Ltd., Class A	803,000	1,431,868
	Hualan Biological Engineering, Inc., Class A	320,060	778,757
#*	Huaneng Power International, Inc., Class H	16,922,000	6,055,087
#*	Huanxi Media Group Ltd.	2,260,000	259,336
	Huapont Life Sciences Co. Ltd., Class A	1,073,623	773,146
Ω	Huatai Securities Co. Ltd., Class H	3,903,400	3,822,431
*	Huawen Media Group, Class A	875,755	252,434
	Huaxi Holdings Co. Ltd.	610,000	92,548
	Huaxi Securities Co. Ltd., Class A	593,500	598,527
	Huaxia Bank Co. Ltd., Class A	2,003,788	1,316,401
	Huaxin Cement Co. Ltd., Class A	667,224	1,227,141
	Huayu Automotive Systems Co. Ltd., Class A	829,231	1,906,110
#	Huazhong In-Vehicle Holdings Co. Ltd.	3,530,000	1,088,774
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,275,637	503,639
	Hubei Energy Group Co. Ltd., Class A	904,500	519,527
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	49,853	460,185
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	436,005	1,948,716
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	440,078	1,708,592
	Huishang Bank Corp. Ltd., Class H	2,676,400	832,729
	Huizhou Desay Sv Automotive Co. Ltd., Class A	50,016	710,359
	Humanwell Healthcare Group Co. Ltd., Class A	42,800	117,841
	Hunan Aihua Group Co. Ltd., Class A	250,422	829,643
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	1,088,800	473,949
*	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	617,000	281,019
	Hunan Gold Corp. Ltd., Class A	290,104	526,410
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	903,400	581,290
	Hunan Valin Steel Co. Ltd., Class A	2,564,800	1,406,723

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hundsun Technologies, Inc., Class A	17,129	$98,095
#*	HUYA, Inc., ADR	357,219	668,000
#*Ω	Hygeia Healthcare Holdings Co. Ltd.	1,066,400	4,618,523
*	Hytera Communications Corp. Ltd., Class A	1,130,202	816,599
*	HyUnion Holding Co. Ltd., Class A	724,900	763,074
*	IAT Automobile Technology Co. Ltd., Class A	100,700	159,461
*	IBO Technology Co. Ltd.	438,000	109,311
*Ω	iDreamSky Technology Holdings Ltd.	2,691,600	1,012,884
	Iflytek Co. Ltd., Class A	233,303	1,122,812
	IKD Co. Ltd., Class A	252,133	655,184
Ω	IMAX China Holding, Inc.	962,800	554,069
	Industrial & Commercial Bank of China Ltd., Class H	189,988,725	82,486,520
	Industrial Bank Co. Ltd., Class A	2,917,880	6,018,948
*	Industrial Securities Co. Ltd., Class A	2,308,831	1,729,986
	Infore Environment Technology Group Co. Ltd., Class A	1,288,801	824,140
#*Ω	Ingdan, Inc.	3,976,000	643,419
	Ingenic Semiconductor Co. Ltd., Class A	33,900	315,604
#*	Inkeverse Group Ltd.	1,065,000	107,219
	Inmyshow Digital Technology Group Co. Ltd., Class A	667,900	550,277
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	6,794,100	1,640,304
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	937,012	1,587,414
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	491,760	939,959
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,678,576	1,427,993
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	854,400	419,942
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	891,600	703,274
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,161,800	4,025,612
	Inner Mongolia Yitai Coal Co. Ltd., Class H	845,500	1,007,827
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	1,457,300	1,289,192
	Inspur Electronic Information Industry Co. Ltd., Class A	189,000	596,566
*	Inspur International Ltd.	1,998,000	424,727
*	Inspur Software Co. Ltd., Class A	72,500	141,799
	Intco Medical Technology Co. Ltd., Class A	540,993	1,578,973
#*Ω	International Alliance Financial Leasing Co. Ltd.	1,917,000	1,037,839
#*	iQIYI, Inc., ADR	1,872,104	3,781,650
	IReader Technology Co. Ltd., Class A	216,355	423,964
*	IRICO Group New Energy Co. Ltd., Class H	51,800	46,563
	IVD Medical Holding Ltd.	586,000	152,899
	JA Solar Technology Co. Ltd., Class A	295,372	2,536,346
	Jack Technology Co. Ltd., Class A	36,300	97,063
	Jade Bird Fire Co. Ltd., Class A	163,732	559,358
	Jafron Biomedical Co. Ltd., Class A	149,867	651,263
	Jason Furniture Hangzhou Co. Ltd., Class A	130,657	541,913
	JCET Group Co. Ltd., Class A	763,706	2,523,154
	JD.com, Inc., ADR	54,206	2,021,342
	JD.com, Inc., Class A	952,692	17,349,008
	Jenkem Technology Co. Ltd., Class A	16,537	372,782
#*	JH Educational Technology, Inc.	548,000	77,747
*	Jiajiayue Group Co. Ltd., Class A	373,701	492,542
	Jiangling Motors Corp. Ltd., Class A	315,425	613,269
#*	Jiangnan Group Ltd.	16,139,000	421,633
	Jiangshan Oupai Door Industry Co. Ltd., Class A	37,020	203,196
	Jiangsu Azure Corp., Class A	172,740	354,887
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	42,420	596,669
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	83,099	536,713
	Jiangsu Canlon Building Materials Co., Ltd., Class A	140,700	249,387
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	1,020,800	980,506
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	11,900	79,962
	Jiangsu Eastern Shenghong Co. Ltd., Class A	659,453	1,112,176

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Jiangsu Etern Co. Ltd., Class A	42,500	$21,158
	Jiangsu Expressway Co. Ltd., Class H	6,080,000	4,288,477
	Jiangsu GoodWe Power Supply Technology Co. Ltd., Class A	3,354	154,279
	Jiangsu Guomao Reducer Co. Ltd., Class A	231,420	619,662
	Jiangsu Guotai International Group Co. Ltd., Class A	1,108,319	1,228,928
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	266,354	2,013,847
	Jiangsu Hengrui Medicine Co. Ltd., Class A	176,434	973,850
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	286,976	394,551
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	380,700	757,845
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	1,652,200	841,331
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	87,437	222,454
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	243,580	641,774
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	270,001	1,384,397
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	727,800	502,698
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	93,367	466,914
	Jiangsu Linyang Energy Co. Ltd., Class A	886,900	898,591
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	521,900	1,446,304
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	682,900	1,180,753
	Jiangsu Shagang Co. Ltd., Class A	1,618,032	862,871
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	649,100	1,047,992
	Jiangsu Sidike New Material Science & Technology Co. Ltd.,Class A	96,060	293,689
	Jiangsu Sopo Chemical Co., Class A	483,716	537,061
	Jiangsu ToLand Alloy Co. Ltd., Class A	31,600	234,700
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	243,158	4,360,458
	Jiangsu Yangnong Chemical Co. Ltd., Class A	90,300	1,143,536
	Jiangsu Yoke Technology Co. Ltd., Class A	25,600	206,157
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	271,174	1,208,987
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	1,650,271	1,006,434
	Jiangsu Zhongtian Technology Co. Ltd., Class A	128,306	386,823
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	1,341,800	465,141
	Jiangxi Copper Co. Ltd., Class H	6,298,000	6,882,211
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	209,900	277,723
	Jiangxi Wannianqing Cement Co. Ltd., Class A	589,648	636,927
	Jiangzhong Pharmaceutical Co. Ltd., Class A	331,900	690,200
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	676,600	468,355
*	Jiayin Group, Inc., ADR	13,813	33,013
	Jiayou International Logistics Co. Ltd., Class A	132,365	381,678
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	494,576	937,493
*	Jilin Electric Power Co. Ltd., Class A	439,900	357,157
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	244,700	82,900
#	Jinchuan Group International Resources Co. Ltd.	22,388,000	1,482,830
	Jinduicheng Molybdenum Co. Ltd., Class A	1,186,700	1,363,176
	Jingjin Equipment, Inc., Class A	84,740	360,107
*††	Jingrui Holdings Ltd.	2,527,000	142,452
	Jinhui Liquor Co. Ltd., Class A	163,900	450,988
#*	JinkoSolar Holding Co. Ltd., ADR	266,030	12,631,104
*	Jinlei Technology Co. Ltd., Class A	150,539	977,308
*	Jinmao Property Services Co. Ltd.	345,664	105,842
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	350,600	646,992
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	641,300	297,357
	Jinneng Science&Technology Co. Ltd., Class A	522,659	643,541
	Jinyu Bio-Technology Co. Ltd., Class A	145,720	165,764
	Jinyuan EP Co. Ltd., Class A	356,500	643,987
	JiuGui Liquor Co. Ltd., Class A	53,900	754,794
#Ω	Jiumaojiu International Holdings Ltd.	4,464,000	7,015,881
	Jiuzhitang Co. Ltd., Class A	525,900	625,761
	Jizhong Energy Resources Co. Ltd., Class A	1,534,400	1,276,362
	JL Mag Rare-Earth Co. Ltd., Class A	130,867	555,389
	JNBY Design Ltd.	1,918,500	1,511,059

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	712,349	$1,141,141
	Joinn Laboratories China Co. Ltd., Class A	33,352	261,676
*	Jointo Energy Investment Co. Ltd. Hebei, Class A	364,200	256,171
	Jointown Pharmaceutical Group Co. Ltd., Class A	641,450	1,105,874
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	248,278	924,215
#*	Joy City Property Ltd.	20,088,000	520,090
#*	Joy Spreader Group, Inc.	3,077,000	556,364
	Joyoung Co. Ltd., Class A	377,034	751,452
#	JOYY, Inc., ADR	361,463	9,119,711
Ω	JS Global Lifestyle Co. Ltd.	5,295,000	4,265,204
	JSTI Group, Class A	684,800	540,728
	Ju Teng International Holdings Ltd.	6,558,090	1,008,260
	Juewei Food Co. Ltd., Class A	136,999	888,822
*	Juneyao Airlines Co. Ltd., Class A	227,900	427,701
*	Jutal Offshore Oil Services Ltd.	592,000	35,404
#*Ω	JW Cayman Therapeutics Co. Ltd.	18,000	6,421
*	Kaiser China Cultural Co. Ltd., Class A	497,360	306,257
*	Kaishan Group Co. Ltd., Class A	261,300	599,218
*Ω	Kangda International Environmental Co. Ltd.	3,087,000	232,057
#	Kangji Medical Holdings Ltd.	292,500	236,254
#*	Kasen International Holdings Ltd.	4,450,000	258,312
	KBC Corp. Ltd., Class A	17,486	591,770
	Keboda Technology Co. Ltd., Class A	3,200	26,257
	Keeson Technology Corp. Ltd., Class A	138,302	246,683
	Kehua Data Co. Ltd., Class A	149,460	875,484
*	Keshun Waterproof Technologies Co. Ltd., Class A	673,200	884,059
#	Kinetic Development Group Ltd.	5,496,000	398,731
	Kingboard Holdings Ltd.	7,406,166	18,283,291
	Kingboard Laminates Holdings Ltd.	9,981,484	7,973,991
	KingClean Electric Co. Ltd., Class A	75,368	338,834
	Kingfa Sci & Tech Co. Ltd., Class A	914,590	1,215,518
	Kingsoft Corp. Ltd.	5,940,800	17,989,586
*	Ko Yo Chemical Group Ltd.	1,440,000	32,660
	Konfoong Materials International Co. Ltd., Class A	29,459	355,726
*	Kong Sun Holdings Ltd.	575,000	5,463
	Konka Group Co. Ltd., Class A	662,400	442,176
	KPC Pharmaceuticals, Inc., Class A	466,396	1,004,738
*	Kuang-Chi Technologies Co. Ltd., Class A	267,435	634,961
	Kunlun Energy Co. Ltd.	28,262,000	16,891,334
	Kunlun Tech Co. Ltd., Class A	308,593	551,505
	Kunming Yunnei Power Co. Ltd., Class A	1,068,700	389,001
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	387,806	372,674
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	213,782	422,019
	Kweichow Moutai Co. Ltd., Class A	204,274	37,862,989
#	KWG Group Holdings Ltd.	10,080,644	975,528
	KWG Living Group Holdings Ltd.	8,727,072	821,876
*	Lakala Payment Co. Ltd., Class A	657,190	1,322,028
	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	306,300	267,305
	Lao Feng Xiang Co. Ltd., Class A	204,980	1,079,638
	Laobaixing Pharmacy Chain JSC, Class A	260,201	1,254,265
*	Launch Tech Co. Ltd., Class H	82,000	24,315
	LB Group Co. Ltd., Class A	806,685	1,702,719
#	Lee & Man Chemical Co. Ltd..	1,849,339	1,172,721
	Lee & Man Paper Manufacturing Ltd.	12,372,200	3,750,884
	Lee’s Pharmaceutical Holdings Ltd.	2,451,000	431,152
Ω	Legend Holdings Corp., Class H	4,264,100	3,584,244
	Lenovo Group Ltd.	54,200,000	43,317,052
	Lens Technology Co. Ltd., Class A	936,728	1,281,844
*	Leo Group Co. Ltd., Class A	5,426,400	1,275,608

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Lepu Medical Technology Beijing Co. Ltd., Class A	555,910	$1,927,372
	Levima Advanced Materials Corp., Class A	88,800	398,402
*	LexinFintech Holdings Ltd., ADR	896,824	1,219,681
	Leyard Optoelectronic Co. Ltd., Class A	1,109,150	857,655
#*	Li Auto, Inc., ADR	260,197	3,543,883
	Li Ning Co. Ltd.	7,365,083	38,098,976
	Lianhe Chemical Technology Co. Ltd., Class A	323,840	832,512
	Liao Ning Oxiranchem, Inc.,Class A	358,000	394,484
	Liaoning Cheng Da Co. Ltd., Class A	399,572	674,365
	Liaoning Port Co. Ltd., Class H	1,274,000	95,758
	Lier Chemical Co. Ltd., Class A	470,500	1,175,119
*	Lifestyle China Group Ltd.	2,141,500	152,848
*	Lifetech Scientific Corp.	19,538,000	6,131,096
*	Lingbao Gold Group Co. Ltd., Class H	102,000	10,656
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	968,403	342,009
*	Lingyi iTech Guangdong Co., Class A	1,048,700	680,178
#*††	Link Motion, Inc., Sponsored ADR	206,737	0
	Liuzhou Iron & Steel Co. Ltd., Class A	812,817	377,451
#	Livzon Pharmaceutical Group, Inc., Class H	1,264,217	3,309,036
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	245,640	938,923
	LK Technology Holdings Ltd.	1,085,000	982,267
	Logan Group Co. Ltd.	2,756,000	111,881
	Loncin Motor Co. Ltd., Class A	1,113,988	790,403
	Long Well International Holdings Ltd.	5,680,000	15,992
	Long Yuan Construction Group Co. Ltd., Class A	969,002	718,629
Ω	Longfor Group Holdings Ltd.	8,293,500	10,567,447
	Longhua Technology Group Luoyang Co. Ltd., Class A	438,831	416,952
	LONGi Green Energy Technology Co. Ltd., Class A	1,031,630	6,813,059
	Longshine Technology Group Co. Ltd., Class A	313,851	1,110,276
	Lonking Holdings Ltd.	22,455,000	3,089,299
	Luenmei Quantum Co. Ltd., Class A	657,100	561,454
	Luolai Lifestyle Technology Co. Ltd., Class A	609,929	786,820
*	Luoniushan Co. Ltd., Class A	583,000	504,233
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	398,497	418,204
#*	Luoyang Glass Co. Ltd., Class H	1,222,000	1,102,310
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	47,090	452,094
	Lushang Health Industry Development Co. Ltd., Class A	344,700	308,222
	Luxi Chemical Group Co. Ltd., Class A	943,200	1,471,528
	Luxshare Precision Industry Co. Ltd., Class A	1,099,249	4,276,942
#*Ω	Luye Pharma Group Ltd.	14,648,000	3,560,843
	Luzhou Laojiao Co. Ltd., Class A	249,176	5,345,039
#*	LVGEM China Real Estate Investment Co. Ltd.	1,548,000	147,955
*	Lvji Technology Holdings, Inc.	310,000	17,008
	Maanshan Iron & Steel Co. Ltd., Class H	12,088,177	1,939,315
	Maccura Biotechnology Co. Ltd., Class A	361,573	966,588
	Mango Excellent Media Co. Ltd., Class A	385,097	1,160,987
#*Ω	Maoyan Entertainment	1,844,600	1,075,763
*	Maoye International Holdings Ltd.	2,174,000	55,946
*	Markor International Home Furnishings Co. Ltd., Class A	933,021	330,169
	Maxscend Microelectronics Co., Ltd., Class A	53,488	676,962
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	227,200	712,855
*	Meilleure Health International Industry Group Ltd.	420,000	13,920
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	998,400	584,465
#*Ω	Meitu, Inc.	12,211,500	1,057,381
*Ω	Meituan, Class B	1,029,700	16,486,048
	Metallurgical Corp. of China Ltd., Class H	11,281,000	1,796,303
	M-Grass Ecology & Environment Group Co. Ltd., Class A	830,523	357,272
*	Mianyang Fulin Precision Co. Ltd., Class A	189,900	366,831
	Midea Group Co. Ltd., Class A	1,915,651	10,553,062

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Midea Real Estate Holding Ltd.	1,884,600	$1,316,896
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	10,600	167,010
	Min Xin Holdings Ltd.	742,000	285,574
	Ming Yang Smart Energy Group Ltd., Class A	467,916	1,601,562
#	Ming Yuan Cloud Group Holdings Ltd.	1,733,000	798,187
*	Mingfa Group International Co. Ltd.	4,101,000	205,803
	Minmetals Land Ltd.	9,937,644	562,813
Ω	Minsheng Education Group Co. Ltd.	2,404,000	131,574
	Minth Group Ltd.	6,783,000	13,375,151
	MLS Co. Ltd., Class A	921,000	1,053,878
#*	MMG Ltd.	33,085,999	6,524,125
	Monalisa Group Co. Ltd., Class A	229,255	391,848
	Montage Technology Co. Ltd., Class A	98,057	760,039
*	Montnets Cloud Technology Group Co. Ltd., Class A	376,200	582,022
	Muyuan Foods Co. Ltd., Class A	234,451	1,510,371
*	Myhome Real Estate Development Group Co. Ltd., Class A	1,308,300	229,575
	MYS Group Co. Ltd., Class A	681,600	322,680
*††	Nan Hai Corp. Ltd.	35,000,000	117,266
	NanJi E-Commerce Co. Ltd., Class A	874,050	534,552
	Nanjing Chervon Auto Precision Technology Co. Ltd., Class A	66,600	207,256
	Nanjing Hanrui Cobalt Co. Ltd., Class A	137,200	754,179
	Nanjing Iron & Steel Co. Ltd., Class A	2,527,900	1,057,976
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	360,928	805,968
*	Nanjing Sample Technology Co. Ltd., Class H	89,000	32,779
	Nanjing Securities Co. Ltd., Class A	542,860	590,342
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	681,048	779,517
	Nanjing Yunhai Special Metals Co. Ltd., Class A	414,617	1,075,630
	Nantong Jianghai Capacitor Co. Ltd., Class A	48,300	167,674
	NARI Technology Co. Ltd., Class A	773,955	2,599,381
	Natural Food International Holding Ltd., Class H	96,000	4,648
	NAURA Technology Group Co. Ltd., Class A	7,700	279,563
	NavInfo Co. Ltd., Class A	399,600	650,092
	NetDragon Websoft Holdings Ltd.	2,290,000	3,845,211
	NetEase, Inc., ADR	521,292	28,994,261
	NetEase, Inc.	330,000	3,661,431
	Netjoy Holdings Ltd.	61,000	6,993
*Ω	New Century Healthcare Holding Co. Ltd.	58,000	6,368
	New China Life Insurance Co. Ltd., Class H	3,908,500	6,206,996
	New Hope Dairy Co. Ltd., Class A	143,500	202,673
*	New Hope Liuhe Co. Ltd., Class A	245,832	435,778
*	New Sparkle Roll International Group Ltd.	1,368,000	11,674
*	New World Department Store China Ltd.	3,072,538	219,268
	Newland Digital Technology Co. Ltd., Class A	521,789	985,601
#	Nexteer Automotive Group Ltd.	9,398,000	5,086,600
	Nine Dragons Paper Holdings Ltd.	18,794,000	11,138,580
	Ninestar Corp., Class A	117,128	919,495
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	141,900	119,900
	Ningbo Construction Co. Ltd., Class A	191,900	110,187
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	117,300	454,224
	Ningbo Huaxiang Electronic Co. Ltd., Class A	481,400	936,717
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	288,050	456,787
*	Ningbo Joyson Electronic Corp., Class A	392,831	826,750
	Ningbo Orient Wires & Cables Co. Ltd., Class A	102,157	1,078,348
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	20,276	219,657
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	245,958	464,292
	Ningbo Tuopu Group Co. Ltd., Class A	49,318	438,225
	Ningbo Xusheng Auto Technology Co. Ltd., Class A	45,100	212,526
	Ningbo Yunsheng Co. Ltd., Class A	97,900	133,413
	Ningbo Zhoushan Port Co. Ltd., Class A	2,119,070	1,008,416

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ningxia Baofeng Energy Group Co. Ltd., Class A	1,661,800	$2,613,728
	Ningxia Jiaze New Energy Co. Ltd., Class A	475,100	250,855
#*	NIO, Inc., ADR	763,378	7,381,865
*	Niu Technologies, Sponsored ADR	178,192	466,863
*	Noah Holdings Ltd., Sponsored ADR	94,140	1,235,117
	Norinco International Cooperation Ltd., Class A	252,330	270,664
	North Huajin Chemical Industries Co. Ltd., Class A	985,512	906,816
	North Industries Group Red Arrow Co. Ltd., Class A	157,465	444,521
	Northeast Pharmaceutical Group Co. Ltd., Class A	651,762	464,366
	Northeast Securities Co. Ltd., Class A	957,627	833,872
	Northking Information Technology Co. Ltd., Class A	18,360	85,960
	NSFOCUS Technologies Group Co. Ltd., Class A	333,070	515,833
#*	NVC International Holdings Ltd.	7,046,000	86,410
	Ocean’s King Lighting Science & Technology Co. Ltd., Class A	367,300	418,247
*	Oceanwide Holdings Co. Ltd., Class A	3,044,044	471,604
	Offshore Oil Engineering Co. Ltd., Class A	1,002,822	645,672
*	OFILM Group Co. Ltd., Class A	778,402	499,991
	Olympic Circuit Technology Co. Ltd., Class C	232,380	533,727
	Oppein Home Group, Inc., Class A	73,590	821,990
	Opple Lighting Co. Ltd., Class A	258,921	558,254
	ORG Technology Co. Ltd., Class A	1,849,800	1,202,895
*	Orient Group, Inc., Class A	1,827,300	627,134
#Ω	Orient Securities Co. Ltd., Class H	2,560,400	955,487
	Oriental Energy Co. Ltd., Class A	985,099	1,110,405
	Oriental Pearl Group Co. Ltd., Class A	1,424,241	1,178,982
*	Ourpalm Co. Ltd., Class A	1,724,800	691,335
	Ovctek China, Inc., Class A	88,640	360,897
*	Overseas Chinese Town Asia Holdings Ltd.	1,481,817	150,962
#	Pacific Online Ltd.	2,485,195	253,176
*	Pacific Securities Co. Ltd., Class A	3,758,800	1,305,666
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	321,903	801,871
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	2,609,831	1,619,481
	PAX Global Technology Ltd.	6,465,000	5,080,963
	PCI Technology Group Co. Ltd., Class A	986,440	768,445
*Ω	Peijia Medical Ltd.	400,000	331,367
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	951,770	339,747
	People.cn Co. Ltd., Class A	614,601	804,094
	People’s Insurance Co. Group of China Ltd. , Class H	21,845,000	6,037,078
#	Perennial Energy Holdings Ltd.	250,000	20,367
	Perfect World Co. Ltd., Class A	342,300	533,971
	PetroChina Co. Ltd., Class H	141,510,000	54,131,395
Ω	Pharmaron Beijing Co. Ltd., Class H	517,300	1,744,239
	PhiChem Corp., Class A	304,105	710,619
*	Phoenix Media Investment Holdings Ltd.	5,412,000	199,919
	PICC Property & Casualty Co. Ltd., Class H	25,913,398	23,900,214
#*	Pinduoduo, Inc., ADR	118,888	6,518,629
	Ping An Bank Co. Ltd., Class A	3,555,501	5,047,188
#*Ω	Ping An Healthcare & Technology Co. Ltd.	2,648,600	4,898,892
	Ping An Insurance Group Co. of China Ltd., Class H	29,572,500	118,390,265
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	815,838	1,235,509
*	PNC Process Systems Co. Ltd., Class A	148,100	796,101
*	Polaris Bay Group Co. Ltd., Class A	1,006,000	944,679
	Poly Developments & Holdings Group Co. Ltd., Class A	1,264,405	2,402,470
	Poly Property Group Co. Ltd.	22,718,987	3,559,894
	Poly Property Services Co. Ltd., Class H	865,600	3,201,777
#Ω	Postal Savings Bank of China Co. Ltd., Class H	24,594,000	11,405,721
	Pou Sheng International Holdings Ltd.	15,730,609	792,353
	Power Construction Corp. of China Ltd., Class A	2,458,500	2,375,686
	Powerlong Real Estate Holdings Ltd.	577,715	47,146

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Prinx Chengshan Holding Ltd.	511,500	$443,025
	Proya Cosmetics Co. Ltd., Class A	84,560	1,937,455
#*	Pujiang International Group Ltd.	336,000	91,990
*	PW Medtech Group Ltd.	4,044,000	338,555
*	Q Technology Group Co. Ltd.	4,710,000	1,859,668
*Ω	Qeeka Home Cayman, Inc.	84,500	4,241
	Qianhe Condiment & Food Co. Ltd., Class A	306,330	656,505
	Qingdao East Steel Tower Stock Co. Ltd., Class A	562,175	617,612
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	218,701	404,850
	Qingdao Gon Technology Co. Ltd., Class A	138,200	488,141
	Qingdao Haier Biomedical Co. Ltd., Class A	23,212	245,430
	Qingdao Hanhe Cable Co. Ltd., Class A	1,887,852	1,282,248
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	139,100	522,562
#Ω	Qingdao Port International Co. Ltd., Class H	1,896,000	795,002
	Qingdao Rural Commercial Bank Corp., Class A	1,904,067	722,994
	Qingdao Sentury Tire Co. Ltd., Class A	131,400	467,672
	Qingdao TGOOD Electric Co. Ltd., Class A	154,800	318,405
	Qingdao Topscomm Communication, Inc., Class A	190,760	234,011
	Qingling Motors Co. Ltd., Class H	5,354,000	601,203
	Qinhuangdao Port Co. Ltd., Class H	4,196,500	518,571
#*	Qudian, Inc., Sponsored ADR	186,441	154,746
	Quectel Wireless Solutions Co. Ltd., Class A	25,096	354,471
#	Radiance Holdings Group Co. Ltd.	2,385,000	985,256
	Rainbow Digital Commercial Co. Ltd., Class A	931,594	638,386
*	Raisecom Technology Co. Ltd., Class A	44,600	43,336
*	Rastar Group, Class A	155,600	60,842
	Raytron Technology Co. Ltd., Class A	52,944	345,688
	Realcan Pharmaceutical Group Co. Ltd., Class A	752,100	431,204
#Ω	Red Star Macalline Group Corp. Ltd., Class H	2,503,114	632,594
#*Ω	Redco Properties Group Ltd.	12,260,000	2,607,793
*	Redsun Properties Group Ltd.	2,031,000	116,827
#*Ω	Remegen Co. Ltd., Class H	235,000	1,478,845
	Renhe Pharmacy Co. Ltd., Class A	805,500	698,127
	Renrui Human Resources Technology Holdings Ltd.	112,300	71,238
	REXLot Holdings Ltd.	3,197,569	1,589
	Rianlon Corp., Class A	121,000	1,022,276
	Richinfo Technology Co. Ltd., Class A	118,600	311,905
*	Risen Energy Co. Ltd., Class A	222,184	752,609
*	RiseSun Real Estate Development Co. Ltd., Class A	2,194,200	602,939
	Riyue Heavy Industry Co. Ltd., Class A	115,425	350,197
	Road King Infrastructure Ltd.	2,079,000	593,447
	Rockchip Electronics Co. Ltd., Class A	41,400	371,364
	Rongan Property Co. Ltd., Class A	1,869,500	669,228
	Rongsheng Petrochemical Co. Ltd., Class A	2,789,678	4,098,774
	Ruida Futures Co. Ltd., Class A	196,651	363,802
	Runjian Co. Ltd., Class A	86,863	442,493
	Sai Micro Electronics, Inc., Class A	210,720	500,896
	SAIC Motor Corp. Ltd., Class A	1,057,955	1,997,134
	Sailun Group Co. Ltd., Class A	723,200	861,461
	Sanan Optoelectronics Co. Ltd., Class A	617,400	1,462,980
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	906,660	442,919
	Sangfor Technologies, Inc., Class A	19,772	341,263
	Sanquan Food Co. Ltd., Class A	651,630	1,256,483
	Sansteel Minguang Co. Ltd. Fujian, Class A	1,738,356	1,001,679
	Sansure Biotech, Inc., Class A	230,103	804,431
	Sany Heavy Equipment International Holdings Co. Ltd.	9,129,500	7,486,627
	Sany Heavy Industry Co. Ltd., Class A	565,041	1,048,514
	Satellite Chemical Co. Ltd., Class A	1,211,883	2,062,286
*	Saurer Intelligent Technology Co. Ltd., Class A	721,700	286,859

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	SDIC Power Holdings Co. Ltd., Class A	1,011,516	$1,399,290
	Sealand Securities Co. Ltd., Class A	1,346,700	600,530
#*	Seazen Group Ltd.	20,519,047	3,296,039
*	Seazen Holdings Co. Ltd., Class A	662,581	1,199,370
#	S-Enjoy Service Group Co. Ltd.	1,350,000	618,769
	SF Holding Co. Ltd., Class A	1,028,455	6,812,346
	SG Micro Corp., Class A	47,850	983,471
	Shaanxi Coal Industry Co. Ltd., Class A	2,803,600	7,619,987
	Shaanxi Construction Machinery Co. Ltd., Class A	779,020	482,042
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	981,831	2,273,649
	Shandong Bohui Paper Industrial Co. Ltd., Class A	881,000	788,475
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	522,187	1,374,833
#*	Shandong Chenming Paper Holdings Ltd., Class H	4,090,033	1,156,804
	Shandong Dawn Polymer Co. Ltd., Class A	134,900	321,923
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	312,400	532,519
Ω	Shandong Gold Mining Co. Ltd., Class H	2,242,250	3,563,880
	Shandong Head Group Co. Ltd., Class A	134,400	441,292
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	288,241	1,001,001
	Shandong Hi-speed Co. Ltd., Class A	467,325	351,853
#*	Shandong Hi-Speed New Energy Group Ltd.	67,080,000	452,968
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	885,600	849,968
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	672,061	2,414,398
	Shandong Humon Smelting Co. Ltd., Class A	667,856	848,828
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	204,200	669,265
	Shandong Linglong Tyre Co. Ltd., Class A	326,382	733,987
*	Shandong Minhe Animal Husbandry Co. Ltd., Class A	123,700	271,355
#*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	1,414,800	450,796
	Shandong Nanshan Aluminum Co. Ltd., Class A	3,116,280	1,318,409
	Shandong New Beiyang Information Technology Co. Ltd., Class A	250,000	263,286
	Shandong Pharmaceutical Glass Co. Ltd., Class A	174,600	660,556
	Shandong Publishing & Media Co. Ltd., Class A	887,000	722,063
	Shandong Sun Paper Industry JSC Ltd., Class A	1,176,088	1,693,697
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	18,854,800	25,977,863
	Shandong Xiantan Co. Ltd., Class A	278,363	342,158
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	1,341,200	646,689
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	3,353,826	952,059
	Shanghai AJ Group Co. Ltd., Class A	1,335,335	952,361
	Shanghai AtHub Co. Ltd., Class A	211,540	755,627
	Shanghai Bailian Group Co. Ltd., Class A	353,200	488,795
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	130,758	547,207
	Shanghai Baolong Automotive Corp., Class A	62,800	356,378
	Shanghai Baosight Software Co. Ltd., Class A	291,187	1,695,492
	Shanghai Belling Co. Ltd., Class A	346,400	862,714
	Shanghai Bright Power Semiconductor Co. Ltd., Class A	35,107	486,624
	Shanghai Chinafortune Co. Ltd., Class A	436,931	641,796
	Shanghai Construction Group Co. Ltd., Class A	3,103,035	1,093,339
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	292,737	630,767
#*	Shanghai Electric Group Co. Ltd., Class H	9,024,000	1,757,335
*	Shanghai Electric Power Co. Ltd., Class A	366,206	461,139
	Shanghai Environment Group Co. Ltd., Class A	560,166	674,125
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	299,049	418,833
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,308,000	3,303,022
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	1,219,000	5,272,557
#	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	1,872,000	615,341
	Shanghai Fullhan Microelectronics Co., Ltd., Class A	25,100	178,382
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	83,860	225,113
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	250,548	914,955
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	108,200	362,741
	Shanghai Industrial Development Co. Ltd., Class A	1,374,031	553,025

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Industrial Holdings Ltd.	3,680,000	$3,591,011
	Shanghai Industrial Urban Development Group Ltd.	18,465,025	1,045,941
*	Shanghai International Airport Co. Ltd., Class A	35,600	260,497
	Shanghai International Port Group Co. Ltd., Class A	1,257,000	891,536
	Shanghai Jahwa United Co. Ltd., Class A	109,500	417,646
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	59,000	441,794
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	294,233	408,343
	Shanghai Kehua Bio-Engineering Co. Ltd., Class A	148,000	248,712
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	95,600	326,986
	Shanghai Kinetic Medical Co. Ltd., Class A	449,300	485,586
	Shanghai Liangxin Electrical Co. Ltd., Class A	397,170	613,153
	Shanghai Lingang Holdings Corp. Ltd., Class A	268,540	422,313
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	484,900	606,422
	Shanghai M&G Stationery, Inc., Class A	196,799	1,088,917
	Shanghai Maling Aquarius Co. Ltd., Class A	488,300	449,677
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	311,400	487,497
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	27,514	842,952
	Shanghai Moons’ Electric Co. Ltd., Class A	93,900	355,750
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,799,100	6,504,029
	Shanghai Pudong Construction Co. Ltd., Class A	484,580	444,691
	Shanghai Pudong Development Bank Co. Ltd., Class A	3,427,519	3,124,047
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	120,720	826,329
	Shanghai QiFan Cable Co. Ltd., Class A	131,500	506,371
	Shanghai RAAS Blood Products Co. Ltd., Class A	1,183,812	881,921
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	9,600	24,876
*	Shanghai Runda Medical Technology Co. Ltd., Class A	400,100	595,758
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	555,100	685,901
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	141,879	596,974
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	354,600	418,008
	Shanghai Tunnel Engineering Co. Ltd., Class A	1,440,795	1,028,516
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	480,061	756,264
	Shanghai Wanye Enterprises Co. Ltd., Class A	295,410	760,742
	Shanghai Weaver Network Co. Ltd., Class A	69,424	478,781
	Shanghai Yaoji Technology Co. Ltd., Class A	231,500	421,840
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	99,500	304,449
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	682,100	586,778
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	569,557	878,645
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	934,682	640,150
	Shanxi Blue Flame Holding Co. Ltd., Class A	621,698	716,572
	Shanxi Coking Co. Ltd., Class A	639,697	470,624
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,722,781	2,685,708
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	1,466,348	3,378,759
	Shanxi Meijin Energy Co. Ltd., Class A	1,581,200	1,899,546
	Shanxi Securities Co. Ltd., Class A	811,700	574,551
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	2,640,700	1,434,951
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	198,329	6,326,219
	Shanying International Holding Co. Ltd., Class A	2,762,937	879,345
	Shede Spirits Co. Ltd., Class A	60,500	970,708
	Shenergy Co. Ltd., Class A	1,024,033	739,482
*	Shengda Resources Co. Ltd., Class A	446,430	590,011
	Shenghe Resources Holding Co. Ltd., Class A	452,200	830,406
#*Ω	Shengjing Bank Co. Ltd., Class H	702,500	540,314
	Shenguan Holdings Group Ltd.	4,272,000	141,520
	Shengyi Technology Co. Ltd., Class A	874,382	1,664,399
	Shengyuan Environmental Protection Co. Ltd., Class A	199,300	457,492
	Shennan Circuits Co. Ltd., Class A	144,983	1,493,090
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	2,859,200	466,263
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	37,400	536,695
	Shenzhen Agricultural Products Group Co. Ltd., Class A	911,138	640,080

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Airport Co. Ltd., Class A	919,300	$795,893
	Shenzhen Aisidi Co. Ltd., Class A	824,738	1,129,442
*	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	626,500	389,944
	Shenzhen Capchem Technology Co. Ltd., Class A	136,440	676,499
*	Shenzhen Center Power Tech Co. Ltd., Class A	129,100	331,252
	Shenzhen Cereals Holdings Co. Ltd., Class A	464,450	438,458
	Shenzhen Changhong Technology Co. Ltd., Class A	138,439	361,104
	Shenzhen Colibri Technologies Co. Ltd., Class A	4,700	10,838
*	Shenzhen Comix Group Co. Ltd., Class A	336,500	326,896
*	Shenzhen Das Intellitech Co. Ltd., Class A	946,300	421,936
	Shenzhen Desay Battery Technology Co., Class A	215,194	1,468,567
	Shenzhen Dynanonic Co. Ltd., Class A	19,392	686,617
	Shenzhen Ellassay Fashion Co. Ltd., Class A	202,775	230,703
	Shenzhen Energy Group Co. Ltd., Class A	817,400	639,499
	Shenzhen Envicool Technology Co. Ltd., Class A	44,695	208,343
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	657,160	1,063,008
	Shenzhen Expressway Corp. Ltd., Class H	4,750,000	3,409,994
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	264,622	426,835
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	43,768	540,842
	Shenzhen Gas Corp. Ltd., Class A	879,816	788,099
	Shenzhen Gongjin Electronics Co. Ltd., Class A	491,303	600,741
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	215,100	435,898
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	241,009	469,617
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	163,000	102,148
	Shenzhen Heungkong Holding Co. Ltd., Class A	870,600	200,246
	Shenzhen Huaqiang Industry Co. Ltd., Class A	404,934	603,983
	Shenzhen Inovance Technology Co. Ltd., Class A	201,275	1,844,053
	Shenzhen International Holdings Ltd.	10,148,914	6,826,778
	Shenzhen Investment Ltd.	27,833,674	3,792,335
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	331,600	351,883
	Shenzhen Jinjia Group Co. Ltd., Class A	898,700	886,344
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	629,500	361,594
	Shenzhen Kaifa Technology Co. Ltd., Class A	507,921	796,662
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	194,244	829,116
	Shenzhen Kedali Industry Co. Ltd., Class A	51,120	643,915
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	488,198	800,556
	Shenzhen Kinwong Electronic Co. Ltd., Class A	327,024	912,421
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	80,200	550,517
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	454,300	483,539
	Shenzhen Leaguer Co. Ltd., Class A	403,100	429,963
	Shenzhen Megmeet Electrical Co. Ltd., Class A	228,416	794,795
	Shenzhen Microgate Technology Co. Ltd., Class A	289,200	319,330
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	189,172	8,456,461
*	Shenzhen MTC Co. Ltd., Class A	1,338,738	634,150
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	1,510,150	681,525
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	1,262,701	524,635
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,974,176	1,140,121
	Shenzhen Properties & Resources Development Group Ltd., Class A	337,000	425,957
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	64,100	272,070
	Shenzhen SC New Energy Technology Corp., Class A	32,671	609,656
*	Shenzhen SDG Information Co. Ltd., Class A	90,700	79,008
	Shenzhen SED Industry Co. Ltd., Class A	109,689	319,736
	Shenzhen Senior Technology Material Co. Ltd., Class A	81,370	206,681
	Shenzhen Sunline Tech Co. Ltd., Class A	264,400	483,069
	Shenzhen Sunlord Electronics Co. Ltd., Class A	386,970	1,136,767
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	61,500	300,684
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	555,900	811,250
	Shenzhen Sunway Communication Co. Ltd., Class A	430,354	990,279
	Shenzhen Tagen Group Co. Ltd., Class A	1,381,700	973,602

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Topband Co. Ltd., Class A	287,900	$444,296
	Shenzhen Transsion Holdings Co. Ltd., Class A	220,376	1,883,644
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	32,400	116,050
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	773,000	679,829
*	Shenzhen World Union Group, Inc., Class A	1,437,977	493,609
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	1,213,896	759,087
	Shenzhen Yinghe Technology Co. Ltd., Class A	122,886	335,644
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	447,500	519,065
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	238,680	1,065,448
	Shenzhen Zhenye Group Co. Ltd., Class A	1,013,500	509,363
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	2,183,000	1,152,999
	Shenzhou International Group Holdings Ltd.	2,286,200	15,873,080
*††	Shenzhou Space Park Group Ltd.	3,080,000	0
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	928,000	797,658
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	340,901	1,420,622
††	Shimao Group Holdings Ltd.	7,240,683	3,062,438
	Shinghwa Advanced Material Group Co. Ltd., Class A	72,100	959,918
	Shinva Medical Instrument Co. Ltd., Class A	203,200	765,491
#	Shoucheng Holdings Ltd.	14,463,640	2,632,557
	Shougang Fushan Resources Group Ltd.	20,961,294	5,678,334
*	Shouhang High-Tech Energy Co. Ltd., Class A	1,180,000	579,615
	Shui On Land Ltd.	30,543,276	2,801,142
	Sichuan Chuantou Energy Co. Ltd., Class A	517,808	784,351
*	Sichuan Development Lomon Co. Ltd., Class A	671,600	1,024,732
#	Sichuan Expressway Co. Ltd., Class H	4,698,000	970,021
	Sichuan Furong Technology Co. Ltd., Class A	75,900	156,438
*	Sichuan Haite High-tech Co. Ltd., Class A	451,783	553,818
	Sichuan Hebang Biotechnology Co. Ltd., Class A	3,693,320	1,461,672
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	179,684	428,450
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	214,563	729,403
*	Sichuan Lutianhua Co. Ltd., Class A	966,300	599,445
	Sichuan Road & Bridge Group Co. Ltd., Class A	1,333,900	2,060,748
	Sichuan Shuangma Cement Co. Ltd., Class A	126,443	349,807
	Sichuan Swellfun Co. Ltd., Class A	145,605	1,132,308
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	77,521	178,316
	Sichuan Yahua Industrial Group Co. Ltd., Class A	189,900	697,225
	Sieyuan Electric Co. Ltd., Class A	205,140	941,999
#	Sihuan Pharmaceutical Holdings Group Ltd.	35,392,000	3,017,052
*	Silver Grant International Holdings Group Ltd.	8,640,000	428,723
Ω	Simcere Pharmaceutical Group Ltd.	2,705,000	3,001,859
#*	Sinco Pharmaceuticals Holdings Ltd.	3,736,000	115,686
	Sino Biopharmaceutical Ltd.	46,763,495	22,691,309
	Sino Wealth Electronic Ltd., Class A	199,141	852,436
	Sinocare, Inc., Class A	151,860	782,302
	Sinochem International Corp., Class A	1,097,037	1,040,374
	Sinofert Holdings Ltd.	17,760,673	1,763,759
	Sinofibers Technology Co. Ltd., Class A	32,000	242,504
*††	Sino-I Technology Ltd.	5,320,000	10,166
	Sinolink Securities Co. Ltd., Class A	703,991	762,819
#*	Sinolink Worldwide Holdings Ltd.	26,451,885	557,348
	Sinoma International Engineering Co., Class A	968,550	1,136,571
	Sinoma Science & Technology Co. Ltd., Class A	765,195	1,879,642
	Sinomach Automobile Co. Ltd., Class A	128,300	133,176
	Sino-Ocean Group Holding Ltd.	24,080,962	1,596,866
	Sinopec Engineering Group Co. Ltd., Class H	11,450,500	4,094,518
#	Sinopec Kantons Holdings Ltd.	8,342,000	2,252,838
*	Sinopec Oilfield Service Corp., Class H	17,360,000	1,039,214
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	22,013,000	2,887,640
	Sinopharm Group Co. Ltd., Class H	8,204,800	15,565,421

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sino-Platinum Metals Co. Ltd., Class A	295,010	$606,601
	Sinoseal Holding Co. Ltd., Class A	106,727	617,451
	Sinosoft Co. Ltd., Class A	249,572	1,060,126
*	Sinosoft Technology Group Ltd.	2,019,400	83,710
	Sinosteel Engineering & Technology Co. Ltd., Class A	619,168	444,735
	Sinotrans Ltd., Class H	21,380,000	5,206,093
#	Sinotruk Hong Kong Ltd.	7,082,000	6,313,565
	Skyworth Digital Co. Ltd., Class A	240,699	491,799
	Skyworth Group Ltd.	15,096,645	5,537,602
††	SMI Holdings Group Ltd.	4,693,951	56,091
Ω	Smoore International Holdings Ltd.	4,607,000	4,904,132
	Sobute New Materials Co. Ltd.	231,102	464,333
*	SOHO China Ltd.	16,476,339	2,415,275
*	Sohu.com Ltd., ADR	86,832	1,229,541
#*	Solargiga Energy Holdings Ltd.	8,771,000	260,302
	Songcheng Performance Development Co. Ltd., Class A	235,000	371,201
	Sonoscape Medical Corp., Class A	17,300	135,470
	SooChow Securities Co. Ltd., Class A	1,173,621	1,054,976
#*	South Manganese Investment Ltd.	4,644,000	281,135
	Southwest Securities Co. Ltd., Class A	1,543,500	783,959
*	Spring Airlines Co. Ltd., Class A	159,929	1,066,332
*	SPT Energy Group, Inc.	1,386,000	33,855
	SSY Group Ltd.	14,232,506	5,893,991
	State Grid Information & Communication Co. Ltd., Class A	278,226	571,568
*	STO Express Co. Ltd., Class A	338,900	521,103
*	Strawbear Entertainment Group	78,000	12,019
	Sumavision Technologies Co. Ltd., Class A	737,200	501,058
	Sun Art Retail Group Ltd.	16,782,500	2,670,065
#*	Sun King Technology Group Ltd.	4,952,000	875,956
	Sun-Create Electronics Co. Ltd., Class A	22,568	90,368
	Sunflower Pharmaceutical Group Co. Ltd., Class A	342,700	1,085,035
	Sunfly Intelligent Technology Co. Ltd., Class A	348,915	451,841
	Sungrow Power Supply Co. Ltd., Class A	23,788	427,388
	Suning Universal Co. Ltd., Class A	2,567,300	1,063,971
	Sunny Optical Technology Group Co. Ltd.	2,644,200	22,914,623
	Sunresin New Materials Co. Ltd., Class A	72,200	756,851
*	Sunsea AIoT Technology Co. Ltd., Class A	95,100	67,450
*††Ω	Sunshine 100 China Holdings Ltd.	244,000	8,626
*	Sunward Intelligent Equipment Co. Ltd., Class A	544,500	458,352
*	Sunwave Communications Co. Ltd., Class A	300,571	190,750
	Sunwoda Electronic Co. Ltd., Class A	196,799	627,544
	Suofeiya Home Collection Co. Ltd., Class A	113,534	217,604
	Suplet Power Co. Ltd., Class A	116,340	839,104
	Suzhou Anjie Technology Co. Ltd., Class A	401,900	712,286
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	658,167	2,278,920
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	1,326,047	800,832
	Suzhou Good-Ark Electronics Co. Ltd., Class A	271,237	472,451
	Suzhou Keda Technology Co. Ltd., Class A	17,900	13,630
	Suzhou Maxwell Technologies Co. Ltd., Class A	4,671	307,346
	Suzhou Secote Precision Electronic Co. Ltd., Class A	113,160	569,242
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	175,000	513,229
	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	140,400	1,192,575
	Suzhou TFC Optical Communication Co. Ltd., Class A	166,266	644,125
#	SY Holdings Group Ltd.	315,500	218,233
	Symphony Holdings Ltd.	7,620,000	844,085
*	SYoung Group Co. Ltd., Class A	204,333	313,842
	T&S Communications Co. Ltd., Class A	25,000	56,899
	Taiji Computer Corp. Ltd., Class A	266,228	986,597
*	Talkweb Information System Co. Ltd., Class A	588,900	597,881

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Tangrenshen Group Co. Ltd., Class A	652,785	$631,625
	Tangshan Jidong Cement Co. Ltd., Class A	1,178,107	1,227,117
	TangShan Port Group Co. Ltd., Class A	3,435,630	1,182,935
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	1,517,239	1,185,152
	Tansun Technology Co. Ltd., Class A	245,175	484,914
	TBEA Co. Ltd., Class A	957,993	2,684,637
	TCL Electronics Holdings Ltd.	8,376,932	3,200,506
	TCL Technology Group Corp., Class A	4,430,444	2,379,647
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	357,022	1,935,616
††	Tech-Pro, Inc.	37,652,000	61,397
	Telling Telecommunication Holding Co. Ltd., Class A	462,200	561,027
	Ten Pao Group Holdings Ltd.	812,000	129,439
	Tencent Holdings Ltd.	15,853,500	416,578,820
*	Tencent Music Entertainment Group, ADR	1,988,142	7,177,193
	Tenfu Cayman Holdings Co. Ltd.	101,000	63,028
	Three Squirrels, Inc., Class A	53,027	123,037
	Three’s Co. Media Group Co. Ltd., Class A	41,557	396,878
	Thunder Software Technology Co. Ltd., Class A	50,122	678,931
	Tian An China Investment Co. Ltd.	1,286,357	603,150
	Tian Di Science & Technology Co. Ltd., Class A	1,610,500	1,082,709
Ω	Tian Ge Interactive Holdings Ltd.	1,380,000	102,328
#	Tian Lun Gas Holdings Ltd.	1,444,000	516,882
*††	Tian Shan Development Holding Ltd.	1,584,000	298,148
	Tiande Chemical Holdings Ltd.	396,000	98,226
	Tiangong International Co. Ltd.	9,938,000	2,758,799
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	142,988	771,195
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	2,506,000	842,396
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	750,651	726,746
	Tianjin Development Holdings Ltd.	2,341,800	378,719
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	255,072	968,242
	Tianjin Port Development Holdings Ltd.	13,871,200	830,963
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	214,170	589,281
	Tianjin Teda Co. Ltd., Class A	800,101	424,479
	Tianma Microelectronics Co. Ltd., Class A	988,052	1,198,637
#	Tianneng Power International Ltd.	7,439,952	7,158,438
	Tianshan Aluminum Group Co. Ltd., Class A	1,628,800	1,395,178
	Tianshui Huatian Technology Co. Ltd., Class A	947,207	1,144,104
*††	Tianyun International Holdings Ltd.	1,838,000	268,688
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	63,700	207,667
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	130,700	666,859
*	Tibet Summit Resources Co. Ltd., Class A	417,300	1,197,361
	Tibet Tianlu Co. Ltd., Class A	420,973	257,556
*	Tibet Water Resources Ltd.	6,597,000	349,260
	Tingyi Cayman Islands Holding Corp.	11,602,000	18,135,060
	Titan Wind Energy Suzhou Co. Ltd., Class A	463,559	747,259
	Tofflon Science & Technology Group Co. Ltd., Class A	255,418	990,891
	Toly Bread Co. Ltd., Class A	514,862	795,819
	Tomson Group Ltd.	2,889,780	500,423
#	Tong Ren Tang Technologies Co. Ltd., Class H	4,963,000	2,546,815
*	Tongcheng Travel Holdings Ltd.	3,408,800	5,320,892
*	Tongdao Liepin Group	241,400	210,000
*	TongFu Microelectronics Co. Ltd., Class A	703,415	1,815,575
*	Tongguan Gold Group Ltd.	210,000	9,768
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	714,160	865,115
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	32,100	23,774
	Tongkun Group Co. Ltd., Class A	568,666	946,189
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	1,170,200	683,470
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,337,900	1,155,565
	Tongwei Co. Ltd., Class A	988,344	5,909,645

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tongyu Communication, Inc., Class A	101,785	$162,948
	Tongyu Heavy Industry Co. Ltd., Class A	2,728,200	947,664
*	Topchoice Medical Corp., Class A	47,954	807,782
	Topsec Technologies Group, Inc., Class A	622,800	962,228
Ω	Topsports International Holdings Ltd.	9,977,000	5,030,776
	Towngas Smart Energy Co. Ltd.	5,730,708	2,007,146
*	TPV Technology Co. Ltd., Class A	2,632,200	746,227
	Transfar Zhilian Co. Ltd., Class A	1,604,298	1,087,685
	TravelSky Technology Ltd., Class H	5,219,938	7,590,482
*	Trigiant Group Ltd.	6,560,000	291,804
*	Trip.com Group Ltd., ADR	1,171,682	26,515,164
*††	Trony Solar Holdings Co. Ltd.	2,133,000	0
	TRS Information Technology Corp. Ltd., Class A	397,300	647,585
	Truking Technology Ltd., Class A	331,300	763,914
	Truly International Holdings Ltd.	16,263,000	1,987,597
Ω	Tsaker New Energy Tech Co. Ltd.	220,500	29,494
	Tsingtao Brewery Co. Ltd., Class H	2,064,000	14,450,251
*	Tunghsu Azure Renewable Energy Co. Ltd., Class A	96,700	49,036
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	2,084,400	529,314
	Tungkong, Inc., Class A	142,800	146,357
*	Tuniu Corp., Sponsored ADR	88,047	60,752
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	655,722	284,138
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	108,739	2,450,248
	Unilumin Group Co. Ltd., Class A	693,431	574,787
	Uni-President China Holdings Ltd.	12,263,308	9,056,688
	Unisplendour Corp. Ltd., Class A	837,020	1,969,342
	United Energy Group Ltd.	72,027,100	6,968,194
	United Strength Power Holdings Ltd.	22,000	29,003
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	544,633	1,301,711
††	Untrade.CTEG	13,136,000	106,766
	Valiant Co. Ltd., Class A	298,327	567,693
	VanJee Technology Co. Ltd., Class A	92,380	255,085
	Vats Liquor Chain Store Management JSC Ltd.,Class A	262,228	785,498
	Vatti Corp. Ltd., Class A	711,700	553,181
Ω	VCredit Holdings Ltd.	109,600	36,736
*Ω	Venus MedTech Hangzhou, Inc., Class H	279,500	344,255
	Victory Giant Technology Huizhou Co. Ltd., Class A	570,000	1,050,300
#	Vinda International Holdings Ltd.	3,389,000	6,355,732
*	Viomi Technology Co. Ltd., ADR	23,251	19,996
*	Vipshop Holdings Ltd., ADR	3,737,427	26,049,866
	Visual China Group Co. Ltd., Class A	364,041	506,095
#*Ω	Viva Biotech Holdings	2,791,000	422,970
*	Vnet Group, Inc., ADR	460,815	1,930,815
	Walvax Biotechnology Co. Ltd., Class A	53,300	281,545
*	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	221,900	294,743
	Wangneng Environment Co. Ltd., Class A	317,591	790,758
	Wangsu Science & Technology Co. Ltd., Class A	1,287,440	952,357
	Wanguo International Mining Group Ltd.	90,000	22,153
	Wanhua Chemical Group Co. Ltd., Class A	879,528	9,706,855
	Want Want China Holdings Ltd.	33,163,000	21,784,267
	Wanxiang Qianchao Co. Ltd., Class A	685,619	466,616
#	Wasion Holdings Ltd.	4,598,000	1,217,473
	Wasu Media Holding Co. Ltd., Class A	1,027,000	964,389
*	Weibo Corp., Sponsored ADR	552,309	6,252,138
	Weichai Power Co. Ltd., Class H	9,831,120	9,416,655
	Weifu High-Technology Group Co. Ltd., Class A	305,147	719,768
	Weihai Guangwei Composites Co. Ltd., Class A	58,500	622,364
#*Ω	Weimob, Inc.	1,235,000	434,171
	Weiqiao Textile Co., Class H	3,150,500	437,775

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Wellhope Foods Co. Ltd., Class A	472,044	$735,632
*	Wens Foodstuffs Group Co. Ltd., Class A	200,880	493,724
	West China Cement Ltd.	30,166,000	2,728,285
	Western Securities Co. Ltd., Class A	923,330	756,456
	Western Superconducting Technologies Co. Ltd., Class A	58,556	935,777
	Westone Information Industry, Inc., Class A	3,300	16,457
	Wharf Holdings Ltd.	1,196,000	3,424,740
	Will Semiconductor Co. Ltd., Class A	180,288	1,817,054
	Wingtech Technology Co. Ltd., Class A	194,897	1,278,362
	Winning Health Technology Group Co. Ltd., Class A	450,780	599,400
*	Wisdom Education International Holdings Co. Ltd.	132,000	1,817
*	Wison Engineering Services Co. Ltd.	397,000	13,705
	Wolong Electric Group Co. Ltd., Class A	664,093	1,132,718
	WPG Shanghai Smart Water PCL, Class A	193,852	232,967
	Wuchan Zhongda Group Co. Ltd., Class A	2,281,250	1,305,011
	Wuhan DR Laser Technology Corp. Ltd., Class A	1,300	28,939
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	319,400	418,571
	Wuhan Guide Infrared Co. Ltd., Class A	623,971	995,448
*	Wuhan P&S Information Technology Co. Ltd., Class A	530,700	317,350
*	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	155,097	607,488
	Wuhu Token Science Co. Ltd., Class A	627,740	538,295
	Wuliangye Yibin Co. Ltd., Class A	854,612	15,663,938
	WUS Printed Circuit Kunshan Co. Ltd., Class A	574,080	855,753
	Wushang Group Co. Ltd., Class A	389,900	504,866
Ω	WuXi AppTec Co. Ltd., Class H	821,560	6,594,029
*Ω	Wuxi Biologics Cayman, Inc.	2,849,500	12,821,731
	Wuxi Boton Technology Co. Ltd., Class A	259,838	475,763
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	262,886	1,807,434
	Wuxi NCE Power Co. Ltd., Class A	32,720	364,386
	Wuxi Shangji Automation Co. Ltd., Class A	63,211	1,062,511
	Wuxi Taiji Industry Co. Ltd., Class A	1,446,856	1,062,171
	Wuxi Xinje Electric Co. Ltd., Class A	69,500	403,608
	XCMG Construction Machinery Co. Ltd., Class A	2,054,900	1,304,835
*	XGD, Inc., Class A	248,194	468,013
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	5,037,000	2,599,784
	Xiamen C & D, Inc., Class A	483,230	794,986
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	417,226	467,336
	Xiamen Faratronic Co. Ltd., Class A	31,958	773,674
	Xiamen International Airport Co. Ltd., Class A	90,112	177,758
	Xiamen Intretech, Inc., Class A	381,284	901,524
	Xiamen ITG Group Corp. Ltd., Class A	1,575,763	1,345,004
*	Xiamen Jihong Technology Co. Ltd., Class A	151,500	261,636
	Xiamen Kingdomway Group Co., Class A	361,129	832,519
	Xiamen Tungsten Co. Ltd., Class A	345,041	949,595
	Xiamen Xiangyu Co. Ltd., Class A	980,100	1,328,273
	Xi’an Triangle Defense Co. Ltd., Class A	172,738	1,106,665
	Xiandai Investment Co. Ltd., Class A	324,556	172,247
	Xianhe Co. Ltd., Class A	195,579	652,344
*Ω	Xiaomi Corp., Class B	33,809,400	37,970,407
	Xilinmen Furniture Co. Ltd., Class A	247,400	750,791
*	Xinchen China Power Holdings Ltd.	619,000	21,710
	Xinfengming Group Co. Ltd., Class A	1,185,512	1,320,200
	Xingda International Holdings Ltd.	8,822,224	1,709,388
	Xingfa Aluminium Holdings Ltd.	360,000	317,571
*	Xinhu Zhongbao Co. Ltd., Class A	1,780,600	611,673
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	3,324,000	2,007,997
	Xinhuanet Co. Ltd., Class A	146,314	305,089
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	3,837,784	3,325,468
	Xinjiang Tianshan Cement Co. Ltd., Class A	540,501	571,958

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	206,025	$578,388
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	6,408,000	635,933
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	963,800	777,209
#	Xinte Energy Co. Ltd., Class H	3,980,800	7,766,114
	Xinxiang Chemical Fiber Co. Ltd., Class A	1,059,400	450,010
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	2,424,800	1,153,897
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	520,200	787,592
#	Xinyi Energy Holdings Ltd.	12,658,911	3,224,312
	Xinyi Solar Holdings Ltd.	22,624,006	22,461,066
	Xinyu Iron & Steel Co. Ltd., Class A	2,352,500	1,152,706
	Xinzhi Group Co. Ltd., Class A	186,800	354,144
*	Xiwang Foodstuffs Co. Ltd., Class A	356,420	179,684
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	72,300	172,515
#	Xtep International Holdings Ltd.	8,991,405	8,241,282
	Xuji Electric Co. Ltd., Class A	247,100	602,918
*	Xunlei Ltd., ADR	133,711	132,655
Ω	Yadea Group Holdings Ltd.	8,776,000	13,399,899
*	YaGuang Technology Group Co. Ltd., Class A	638,300	542,137
*	Yanchang Petroleum International Ltd.	21,020,000	109,732
	Yangling Metron New Material, Inc., Class A	35,440	241,112
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	683,000	1,444,743
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	143,500	1,009,624
	Yankershop Food Co. Ltd., Class A	26,000	312,268
#	Yankuang Energy Group Co. Ltd., Class H	8,646,000	24,308,363
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	150,012	556,946
	Yantai China Pet Foods Co. Ltd., Class A	106,816	288,621
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	294,094	700,575
	Yantai Eddie Precision Machinery Co. Ltd., Class A	241,330	470,025
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	187,992	775,266
*	YanTai Shuangta Food Co. Ltd., Class A	529,600	393,252
	Yantai Tayho Advanced Materials Co. Ltd., Class A	539,200	1,247,244
	Yantai Zhenghai Bio-tech Co. Ltd.	45,450	256,806
*	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	480,000	808,571
*	Yashili International Holdings Ltd.	4,689,000	657,665
#*	Yeahka Ltd.	156,800	357,475
	Yealink Network Technology Corp. Ltd., Class A	137,586	1,302,158
#	Yeebo International Holdings Ltd.	88,000	31,959
	YGSOFT, Inc., Class A	744,476	680,084
	Yibin Tianyuan Group Co. Ltd., Class A	691,300	643,279
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	1,607,800	890,868
*	Yida China Holdings Ltd.	612,000	17,494
*	Yifan Pharmaceutical Co. Ltd., Class A	582,800	872,899
	Yifeng Pharmacy Chain Co. Ltd., Class A	181,519	1,397,047
	Yihai International Holding Ltd.	2,773,000	4,569,736
	Yijiahe Technology Co. Ltd., Class A	81,435	389,911
#*	Yincheng International Holding Co. Ltd.	488,000	85,829
	Yintai Gold Co. Ltd., Class A	716,280	1,410,488
	Yipinhong Pharmaceutical Co. Ltd., Class A	126,260	480,119
	Yip’s Chemical Holdings Ltd.	1,348,000	446,450
*	Yiren Digital Ltd., Sponsored ADR	171,846	138,680
#*Ω	Yixin Group Ltd.	2,082,500	164,344
	Yixintang Pharmaceutical Group Co. Ltd., Class A	343,478	1,307,231
	YongXing Special Materials Technology Co. Ltd., Class A	44,837	716,306
	Yonyou Network Technology Co. Ltd., Class A	123,643	415,401
	Yotrio Group Co. Ltd., Class A	1,341,100	608,597
	Youngor Group Co. Ltd., Class A	1,155,200	947,081
*	Youngy Co., Ltd., Class A	20,200	306,032
*	Youzu Interactive Co. Ltd., Class A	412,500	438,219
	YTO Express Group Co. Ltd., Class A	429,175	1,110,519

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Yuan Heng Gas Holdings Ltd.	2,424,000	$121,976
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	85,300	169,541
	Yuexiu Property Co. Ltd.	15,109,956	12,894,158
	Yuexiu Transport Infrastructure Ltd.	4,787,415	1,873,879
#	Yum China Holdings, Inc.	1,396,900	57,712,375
	Yunda Holding Co. Ltd., Class A	844,886	1,529,867
	Yunnan Aluminium Co. Ltd., Class A	1,455,900	1,831,456
	Yunnan Baiyao Group Co. Ltd., Class A	109,677	820,449
	Yunnan Copper Co. Ltd., Class A	695,800	1,050,831
	Yunnan Energy New Material Co. Ltd., Class A	77,376	1,569,221
	Yunnan Tin Co. Ltd., Class A	791,200	1,236,521
	Yusys Technologies Co. Ltd., Class A	363,600	867,274
	Yutong Bus Co. Ltd., Class A	582,006	566,595
	ZBOM Home Collection Co. Ltd., Class A	181,456	519,335
	Zepp Health Corp., ADR	32,848	40,403
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	40,503	1,266,031
#*	Zhaojin Mining Industry Co. Ltd., Class H	7,931,666	6,535,192
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	151,060	342,086
	Zhefu Holding Group Co. Ltd., Class A	1,898,531	1,019,978
*	Zhejiang Century Huatong Group Co. Ltd., Class A	1,576,260	799,872
	Zhejiang China Commodities City Group Co. Ltd., Class A	1,353,100	777,477
	Zhejiang Chint Electrics Co. Ltd., Class A	399,990	1,395,485
	Zhejiang Communications Technology Co. Ltd.	1,143,864	808,835
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	363,600	208,608
	Zhejiang Crystal-Optech Co. Ltd., Class A	205,162	339,506
	Zhejiang Dahua Technology Co. Ltd., Class A	813,000	1,290,541
	ZheJiang Dali Technology Co. Ltd., Class A	84,369	157,756
	Zhejiang Dingli Machinery Co. Ltd., Class A	179,098	1,104,740
	Zhejiang Expressway Co. Ltd., Class H	8,292,000	5,140,544
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	326,748	654,521
#*††	Zhejiang Glass Co. Ltd., Class H	192,000	0
	Zhejiang Hailiang Co. Ltd., Class A	606,561	963,682
	Zhejiang HangKe Technology, Inc. Co., Class A	31,659	217,390
	Zhejiang Hangmin Co. Ltd., Class A	499,200	482,964
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	874,924	802,464
	Zhejiang Huace Film & Television Co. Ltd., Class A	1,118,900	644,124
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	378,611	1,037,768
	Zhejiang Huayou Cobalt Co. Ltd., Class A	142,370	1,064,707
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	1,040,500	1,205,825
	Zhejiang Jianfeng Group Co. Ltd., Class A	156,321	236,697
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	173,012	532,269
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	92,370	904,101
*	Zhejiang Jingu Co. Ltd., Class A	742,150	636,777
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	497,820	898,465
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	2,160,900	901,350
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	436,384	1,014,634
	Zhejiang Juhua Co. Ltd., Class A	675,220	1,454,343
	Zhejiang Longsheng Group Co. Ltd., Class A	1,126,934	1,396,149
	Zhejiang Medicine Co. Ltd., Class A	576,269	903,172
	Zhejiang Meida Industrial Co. Ltd., Class A	464,000	639,462
*	Zhejiang Narada Power Source Co. Ltd., Class A	149,569	376,220
	Zhejiang NHU Co. Ltd., Class A	858,879	2,108,021
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	1,615,213	809,134
	Zhejiang Runtu Co. Ltd., Class A	642,250	645,051
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	123,620	394,334
	Zhejiang Semir Garment Co. Ltd., Class A	1,783,025	1,096,375
	Zhejiang Southeast Space Frame Co. Ltd., Class A	643,426	574,925
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	236,200	564,047
	Zhejiang Supor Co. Ltd., Class A	137,669	755,773

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Tiantie Industry Co. Ltd., Class A	436,435	$629,191
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	180,902	574,066
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	1,291,147	1,190,476
*	Zhejiang Wanliyang Co. Ltd., Class A	685,241	706,539
	Zhejiang Wanma Co. Ltd., Class A	547,700	679,807
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	486,793	1,260,585
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	444,457	1,061,131
	Zhejiang Windey Co. Ltd., Class A	303,260	748,430
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	124,901	804,798
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	569,099	803,361
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	445,884	914,009
	Zhejiang Yankon Group Co. Ltd., Class A	409,329	174,676
	Zhejiang Yasha Decoration Co. Ltd., Class A	854,300	501,802
	Zhejiang Yinlun Machinery Co. Ltd., Class A	402,600	681,043
	Zhejiang Yongtai Technology Co. Ltd., Class A	203,700	611,500
	Zhejiang Zhongcheng Packing Material Co. Ltd., Class A	297,200	203,181
	Zhende Medical Co. Ltd., Class A	126,711	805,412
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	2,395,800	2,054,015
	Zheshang Securities Co. Ltd., Class A	493,700	689,467
*	Zhong An Group Ltd.	14,556,888	342,406
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	3,631,500	6,769,430
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	627,200	218,673
	Zhongji Innolight Co. Ltd., Class A	251,965	1,011,823
	Zhongjin Gold Corp. Ltd., Class A	744,900	761,039
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	1,220,300	904,972
	Zhongshan Public Utilities Group Co. Ltd., Class A	321,500	285,971
	Zhongsheng Group Holdings Ltd.	4,259,500	16,166,111
*	Zhongtian Financial Group Co. Ltd., Class A	4,849,800	931,238
	Zhongyu Energy Holdings Ltd.	1,771,550	1,318,418
	Zhongyuan Environment-Protection Co. Ltd., Class A	369,000	299,969
Ω	Zhou Hei Ya International Holdings Co. Ltd.	7,996,000	3,521,738
*	Zhuguang Holdings Group Co. Ltd.	886,000	72,353
	Zhuhai Bojay Electronics Co. Ltd., Class A	43,727	213,844
	Zhuhai Huafa Properties Co. Ltd., Class A	452,438	530,333
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	453,100	471,773
	Zhuzhou CRRC Times Electric Co. Ltd.	1,774,450	7,698,454
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	162,500	987,858
	Zhuzhou Kibing Group Co. Ltd., Class A	1,272,300	1,370,748
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	1,175,721	1,099,076
	Zijin Mining Group Co. Ltd., Class H	22,722,000	21,673,109
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	6,687,200	2,155,096
	ZTE Corp., Class H	3,240,592	5,780,709
#	ZTO Express Cayman, Inc., ADR	1,089,459	18,400,963

TOTAL CHINA			5,084,266,811

COLOMBIA — (0.1%)
*	BAC Holding International Corp.	19,082,282	759,234
	Banco de Bogota SA	101,941	536,668
	Bancolombia SA, Sponsored ADR	106,635	2,705,330
	Bancolombia SA	481,426	3,460,516
	Bolsa de Valores de Colombia	20,739	32,250
	Celsia SA ESP	1,456,058	818,134
	Cementos Argos SA	2,148,011	1,448,317
*	CEMEX Latam Holdings SA	832,855	708,275
*	Corp. Financiera Colombiana SA	348,835	1,137,179
	Ecopetrol SA	8,749,481	4,340,416
	Grupo Argos SA	517,313	1,073,644
	Grupo Aval Acciones y Valores SA, ADR	32,036	71,120
	Grupo Energia Bogota SA ESP	3,235,023	1,078,832

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
COLOMBIA — (Continued)
	Interconexion Electrica SA ESP	1,270,152	$4,955,875
	Mineros SA	297,452	101,183
	Promigas SA ESP	42,683	37,595

TOTAL COLOMBIA			23,264,568

CZECH REPUBLIC — (0.1%)
	CEZ AS	569,175	18,601,034
	Komercni Banka AS	172,538	4,941,537
Ω	Moneta Money Bank AS	430,550	1,255,858
	Philip Morris CR AS	2,051	1,372,640

TOTAL CZECH REPUBLIC			26,171,069

EGYPT — (0.0%)
#	Commercial International Bank Egypt SAE, GDR	6,410,203	8,134,939
*	Egyptian Financial Group-Hermes Holding Co.,GDR	132,347	145,582

TOTAL EGYPT			8,280,521

GREECE — (0.3%)
*	Aegean Airlines SA	245,676	1,213,861
*	Alpha Services & Holdings SA	2,199,565	2,037,006
	Athens Water Supply & Sewage Co. SA	166,374	1,184,654
	Autohellas Tourist & Trading SA	85,767	958,627
	Bank of Greece	23,350	372,690
	ElvalHalcor SA	258,552	365,960
	Entersoft SA Software Development & Related Services Co.	13,771	48,735
	Epsilon Net SA	49,968	264,681
*	Eurobank Ergasias Services & Holdings SA, Class A	3,577,161	3,531,381
*††	FF Group	156,853	139,509
	Fourlis Holdings SA	294,098	770,019
	Galaxy Cosmos Mezz PLC	81,465	13,155
	GEK Terna Holding Real Estate Construction SA	324,419	3,088,319
	Hellenic Energy Holdings SA	220,298	1,506,060
	Hellenic Exchanges - Athens Stock Exchange SA	170,454	527,664
	Hellenic Telecommunications Organization SA	524,815	8,241,980
	Holding Co. ADMIE IPTO SA	493,275	816,976
	Intracom Holdings SA	271,969	435,597
*	Intracom SA Technical & Steel Constructions	8,685	11,702
	JUMBO SA	255,114	3,623,532
*	LAMDA Development SA	331,385	2,007,774
	Motor Oil Hellas Corinth Refineries SA	266,566	4,581,473
	Mytilineos SA	209,196	3,507,843
*	National Bank of Greece SA	933,952	3,383,965
	OPAP SA	484,572	5,937,531
*	Piraeus Financial Holdings SA	196,360	242,072
	Piraeus Port Authority SA	48,892	775,325
*	Public Power Corp. SA	334,228	2,109,703
	Quest Holdings SA	155,835	621,344
	Sarantis SA	95,430	598,210
	Sunrisemezz PLC	28,051	2,270
	Terna Energy SA	167,236	3,107,948
	Thrace Plastics Holding & Co.	19,352	72,213
	Titan Cement International SA	234,229	2,607,680

TOTAL GREECE			58,707,459

HONG KONG — (0.0%)
*††	Anxin-China Holdings Ltd.	13,373,000	0
*††	C Fiber Optic	4,584,800	0

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*††	China Animal Healthcare Ltd.	1,485,000	$0
*††	China Common Rich Renewable Energy Investments Ltd.	37,310,000	0
*††	China Huishan Dairy Holdings Co. Ltd.	1,990,720	0
*††	DBA Telecommunication (Asia) Holdings Ltd.	1,020,000	0
	GCL New Energy Holdings Ltd.	1	0
*	Kai Yuan Holdings Ltd.	15,890,000	36,444
*††	Karce Co. Ltd.	1,662,000	0
	My Medicare	4,480,000	24,598
*††	Real Gold Mining Ltd.	640,000	0
*	Realord Group Holdings Ltd.	334,000	391,870
*††	Superb Summit International Group Ltd.	95,000	0
*	Taung Gold International Ltd.	28,460,000	83,288
*††	Tenwow International Holdings Ltd.	2,865,000	0
*	Tongda Group Holdings Ltd.	51,610,000	486,543
*	Untrade.Lumena Newmat	391,649	0
*††	Youyuan International Holdings Ltd.	4,273,760	0

TOTAL HONG KONG			1,022,743

HUNGARY — (0.1%)
	Magyar Telekom Telecommunications PLC	120,982	86,873
	MASTERPLAST Nyrt	4,476	46,343
#	MOL Hungarian Oil & Gas PLC	2,726,811	16,372,023
*	Opus Global Nyrt	110,084	31,613
#	OTP Bank Nyrt	275,135	6,002,299
	Richter Gedeon Nyrt	230,161	4,552,754

TOTAL HUNGARY			27,091,905

INDIA — (18.3%)
*	3i Infotech Ltd.	92,450	48,922
	63 Moons Technologies Ltd.	29,072	55,673
	Aarti Drugs Ltd.	242,346	1,406,127
	Aarti Industries Ltd.	822,262	6,931,430
	Aarti Pharmalabs Ltd.	205,566	941,686
*	Aavas Financiers Ltd.	2,127	51,846
	ABB India Ltd.	9,280	343,007
	Abbott India Ltd.	9,321	2,157,606
	ACC Ltd.	304,158	8,793,023
	Accelya Solutions India Ltd.	3,197	49,768
	Action Construction Equipment Ltd.	350,161	1,309,165
	Adani Enterprises Ltd.	159,720	6,469,326
*	Adani Green Energy Ltd.	654,529	16,674,346
	Adani Ports & Special Economic Zone Ltd.	1,359,177	13,563,991
*	Adani Power Ltd.	3,924,513	15,949,217
	Adani Total Gas Ltd.	501,739	22,080,012
*	Adani Transmission Ltd.	1,316,212	53,352,277
	ADF Foods Ltd.	22,682	194,910
*	Aditya Birla Capital Ltd.	5,233,430	7,378,669
	Advanced Enzyme Technologies Ltd.	283,484	973,969
	Aegis Logistics Ltd.	1,061,268	3,990,401
	AGI Greenpac Ltd.	221,725	885,828
	Agro Tech Foods Ltd.	48,493	451,148
	Ahluwalia Contracts India Ltd.	114,009	602,391
	AIA Engineering Ltd.	249,586	8,151,658
	Ajanta Pharma Ltd.	374,759	5,816,097
	Akzo Nobel India Ltd.	64,495	1,661,020
	Alembic Ltd.	629,826	537,991
	Alembic Pharmaceuticals Ltd.	505,389	3,360,027
	Alkem Laboratories Ltd.	74,504	2,841,032

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Alkyl Amines Chemicals	58,524	$2,094,847
	Allcargo Logistics Ltd.	686,770	3,591,292
*	Alok Industries Ltd.	5,721,532	1,069,560
	Amara Raja Batteries Ltd.	710,350	4,386,365
*	Amber Enterprises India Ltd.	9,634	240,815
	Ambuja Cements Ltd.	1,972,506	12,723,736
	Amrutanjan Health Care Ltd.	60,027	532,986
	Anant Raj Ltd.	506,960	698,112
	Andhra Paper Ltd.	8,225	49,058
	Andhra Sugars Ltd.	338,099	576,560
	Angel One Ltd.	40,515	783,715
	Apar Industries Ltd.	81,393	1,475,115
	Apcotex Industries Ltd.	81,803	484,789
	APL Apollo Tubes Ltd.	782,350	10,208,355
	Apollo Hospitals Enterprise Ltd.	273,043	14,884,449
	Apollo Tyres Ltd.	4,240,332	14,875,870
	Aptech Ltd.	47,679	185,803
*	Arvind Fashions Ltd.	433,172	1,934,121
*	Arvind Ltd.	1,495,872	1,680,580
*	Arvind SmartSpaces Ltd.	6,164	18,645
	Asahi India Glass Ltd.	392,685	2,931,845
	Ashiana Housing Ltd.	107,020	204,578
	Ashok Leyland Ltd.	3,681,715	6,817,752
*	Ashoka Buildcon Ltd.	1,533,189	1,372,355
	Asian Granito India Ltd.	61,896	42,044
	Asian Paints Ltd.	877,857	33,080,305
	Astec Lifesciences Ltd.	31,762	830,983
*Ω	Aster DM Healthcare Ltd.	725,631	2,170,752
	Astra Microwave Products Ltd.	349,988	1,285,343
	Astral Ltd.	300,855	7,409,900
	AstraZeneca Pharma India Ltd.	21,038	838,713
	Atul Ltd.	107,749	11,010,006
Ω	AU Small Finance Bank Ltd.	698,796	4,981,718
	Aurobindo Pharma Ltd.	1,834,551	11,903,599
	Automotive Axles Ltd.	35,359	839,426
	Avanti Feeds Ltd.	291,756	1,556,877
*Ω	Avenue Supermarts Ltd.	39,933	2,087,146
	Axis Bank Ltd.	6,691,329	73,380,307
	Axis Bank Ltd., GDR	291	15,714
	Bajaj Auto Ltd.	218,229	9,700,917
	Bajaj Consumer Care Ltd.	641,120	1,234,542
	Bajaj Electricals Ltd.	18,855	266,172
	Bajaj Finance Ltd.	413,195	35,726,078
	Bajaj Finserv Ltd.	526,940	10,752,713
*	Bajaj Hindusthan Sugar Ltd.	4,431,453	551,940
	Bajaj Holdings & Investment Ltd.	174,464	14,022,131
	Balaji Amines Ltd.	87,890	3,217,972
	Balkrishna Industries Ltd.	438,958	10,432,292
	Balmer Lawrie & Co. Ltd.	565,989	775,160
	Balrampur Chini Mills Ltd.	1,380,512	5,285,540
	Banco Products India Ltd.	77,485	179,887
*Ω	Bandhan Bank Ltd.	683,105	1,979,683
	Bank of Baroda	4,156,544	7,428,547
	Bank of India	2,139,467	1,555,671
	Bank of Maharashtra	3,860,273	951,659
	Bannari Amman Sugars Ltd.	7,028	238,080
	BASF India Ltd.	67,125	2,329,817
	Bata India Ltd.	70,198	1,545,474
	Bayer CropScience Ltd.	20,756	1,170,351

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	BEML Ltd.	121,055	$2,303,030
	BEML Ltd.	121,055	548,332
	Berger Paints India Ltd.	812,273	5,764,615
*	BF Utilities Ltd.	41,050	193,736
	Bhansali Engineering Polymers Ltd.	477,299	630,509
	Bharat Bijlee Ltd.	14,509	421,497
	Bharat Dynamics Ltd.	139,736	1,613,011
	Bharat Electronics Ltd.	14,736,869	19,062,711
	Bharat Forge Ltd.	967,385	9,715,642
	Bharat Heavy Electricals Ltd.	5,919,610	5,293,366
	Bharat Petroleum Corp. Ltd.	2,059,406	7,560,631
	Bharat Rasayan Ltd.	6,416	851,119
	Bharti Airtel Ltd.	6,547,243	65,844,249
	Biocon Ltd.	1,241,904	4,064,539
	Birla Corp. Ltd.	198,813	2,233,994
	Birlasoft Ltd.	1,373,575	4,499,850
*	Black Box Ltd.	37,830	72,863
	Bliss Gvs Pharma Ltd.	301,227	275,877
	BLS International Services Ltd.	35,938	141,777
	Blue Dart Express Ltd.	32,816	3,012,401
	Blue Star Ltd.	208,813	3,120,080
	Bodal Chemicals Ltd.	402,603	393,367
	Bombay Burmah Trading Co.	61,801	653,724
*	Bombay Dyeing & Manufacturing Co. Ltd.	167,759	165,134
*	Borosil Ltd.	9,142	46,375
*	Borosil Renewables Ltd.	238,357	1,622,811
	Bosch Ltd.	16,890	3,362,712
	Brigade Enterprises Ltd.	603,152	3,647,912
	Brightcom Group Ltd.	549,586	218,747
	Britannia Industries Ltd.	249,992	11,373,864
	BSE Ltd.	361,765	2,583,919
*	Camlin Fine Sciences Ltd.	362,192	692,088
	Can Fin Homes Ltd.	574,150	3,633,901
	Canara Bank	1,487,638	5,233,094
*	Capacit’e Infraprojects Ltd.	147,680	285,139
	Caplin Point Laboratories Ltd.	191,109	1,674,353
	Carborundum Universal Ltd.	518,250	5,338,679
	Care Ratings Ltd.	151,066	894,952
	Castrol India Ltd.	2,369,976	3,580,367
	CCL Products India Ltd.	637,529	3,871,875
	Ceat Ltd.	239,055	4,454,948
*	Central Bank of India Ltd.	2,670,454	658,048
	Central Depository Services India Ltd.	298,087	4,420,135
	Century Enka Ltd.	58,339	299,094
	Century Plyboards India Ltd.	475,091	3,451,706
	Century Textiles & Industries Ltd.	305,455	3,155,028
	Cera Sanitaryware Ltd.	34,903	2,334,764
	CESC Ltd.	3,906,952	3,625,620
*	CG Power & Industrial Solutions Ltd.	3,440,708	10,825,872
*	Chalet Hotels Ltd.	26,873	118,568
	Chambal Fertilisers & Chemicals Ltd.	2,102,953	8,312,656
	Chennai Petroleum Corp. Ltd.	214,638	540,390
††	Chennai Super Kings Cricket Ltd.	2,606,099	13,283
	Cholamandalam Financial Holdings Ltd.	583,249	4,429,460
	Cholamandalam Investment & Finance Co. Ltd.	1,900,220	16,360,139
	Cigniti Technologies Ltd.	58,924	442,570
	Cipla Ltd.	1,911,936	26,989,263
	City Union Bank Ltd.	2,891,513	6,490,227
*	Clariant Chemicals India Ltd.	45,204	225,846

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Coal India Ltd.	3,129,065	$9,290,730
Ω	Cochin Shipyard Ltd.	277,807	1,800,248
	Coforge Ltd.	107,742	4,954,336
	Colgate-Palmolive India Ltd.	366,635	7,231,376
	Computer Age Management Services Ltd.	89,643	2,763,057
	Container Corp. of India Ltd.	858,721	8,270,003
	Coromandel International Ltd.	895,590	10,407,520
	Cosmo First Ltd.	126,104	1,117,474
*	CreditAccess Grameen Ltd.	168,373	1,985,855
	CRISIL Ltd.	105,671	3,828,796
	Crompton Greaves Consumer Electricals Ltd.	3,620,330	15,845,449
*	CSB Bank Ltd.	151,192	415,461
	Cummins India Ltd.	442,349	7,195,318
	Cyient Ltd.	368,769	3,342,812
*	D B Realty Ltd.	132,888	164,249
	Dabur India Ltd.	1,213,038	8,157,902
	Dalmia Bharat Ltd.	392,778	7,580,273
	Dalmia Bharat Sugar & Industries Ltd.	165,995	636,177
	DB Corp. Ltd.	359,014	494,668
	DCB Bank Ltd.	2,003,662	2,613,188
	DCM Shriram Ltd.	396,374	5,011,752
	DCW Ltd.	1,056,190	764,857
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	576,784	6,738,259
	Deepak Nitrite Ltd.	343,971	9,625,039
	Delta Corp. Ltd.	789,578	2,131,348
*	DEN Networks Ltd.	522,042	208,406
*	Dhampur Bio Organics Ltd.	377,866	744,297
	Dhampur Sugar Mills Ltd.	470,339	1,127,994
*	Dhani Services Ltd.	1,230,931	845,621
	Dhanuka Agritech Ltd.	113,251	997,687
Ω	Dilip Buildcon Ltd.	276,137	720,820
*	Dish TV India Ltd.	7,892,670	1,516,440
*	Dishman Carbogen Amcis Ltd.	494,826	592,894
	Divi’s Laboratories Ltd.	315,914	13,773,762
	Dixon Technologies India Ltd.	156,232	8,535,257
	DLF Ltd.	1,335,593	6,217,091
	Dollar Industries Ltd.	78,209	472,445
Ω	Dr Lal PathLabs Ltd.	147,996	4,579,249
	Dr Reddy’s Laboratories Ltd., ADR	277,917	15,093,672
	Dr Reddy’s Laboratories Ltd.	193,044	10,376,280
*	DRC Systems India Ltd.	17,460	6,015
	Dwarikesh Sugar Industries Ltd.	1,033,614	1,112,724
	Dynamatic Technologies Ltd.	18,839	548,019
	eClerx Services Ltd.	206,568	3,292,866
	Edelweiss Financial Services Ltd.	3,161,290	2,214,152
	Eicher Motors Ltd.	388,416	18,119,021
	EID Parry India Ltd.	855,318	6,458,624
*	EIH Associated Hotels	21,136	126,982
*	EIH Ltd.	1,006,021	2,353,773
	Electrosteel Castings Ltd.	1,456,226	706,431
	Elgi Equipments Ltd.	714,011	4,186,524
	Emami Ltd.	1,087,855	6,279,647
Ω	Endurance Technologies Ltd.	109,723	1,796,322
	Engineers India Ltd.	2,472,760	2,100,198
	EPL Ltd.	494,792	920,759
*Ω	Equitas Small Finance Bank Ltd.	1,118,221	678,199
Ω	Eris Lifesciences Ltd.	106,162	948,504
	ESAB India Ltd.	12,787	521,977
	Escorts Kubota Ltd.	347,789	8,547,621

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Eveready Industries India Ltd.	6,767	$23,955
	Everest Industries Ltd.	32,305	347,492
	Everest Kanto Cylinder Ltd.	268,986	353,837
	Excel Industries Ltd.	31,207	448,662
	Exide Industries Ltd.	3,751,763	7,507,764
*	FDC Ltd.	409,376	1,543,413
	Federal Bank Ltd.	15,722,318	24,994,477
*	Federal-Mogul Goetze India Ltd.	18,318	71,077
	FIEM Industries Ltd.	29,560	572,915
	Filatex India Ltd.	804,493	974,500
	Fine Organic Industries Ltd.	35,357	2,456,479
	Finolex Cables Ltd.	550,383	3,453,917
	Finolex Industries Ltd.	2,181,553	3,541,072
	Firstsource Solutions Ltd.	2,033,988	2,552,473
	Force Motors Ltd.	18,591	306,910
*	Fortis Healthcare Ltd.	2,066,014	6,937,186
*	Future Consumer Ltd.	995,208	21,076
	Gabriel India Ltd.	641,693	1,188,089
	GAIL India Ltd.	12,758,977	14,018,111
	Galaxy Surfactants Ltd.	34,696	1,217,056
*	Ganesh Housing Corp. Ltd.	35,140	146,260
	Garden Reach Shipbuilders & Engineers Ltd.	88,765	479,457
	Garware Technical Fibres Ltd.	62,715	2,654,941
	Gateway Distriparks Ltd.	1,882,656	1,657,684
*	Gati Ltd.	256,616	543,830
*	GE Power India Ltd.	34,023	57,823
*	GE T&D India Ltd.	208,009	322,576
Ω	General Insurance Corp. of India	298,126	446,671
	Genus Power Infrastructures Ltd.	275,011	295,326
	Geojit Financial Services Ltd.	213,157	123,687
	GHCL Ltd.	749,719	5,853,395
	GIC Housing Finance Ltd.	249,251	402,791
	Gillette India Ltd.	36,506	2,273,857
	GlaxoSmithKline Pharmaceuticals Ltd.	93,166	1,554,500
	Glenmark Pharmaceuticals Ltd.	1,342,278	6,530,623
	GMM Pfaudler Ltd.	11,736	262,166
*	GMR Airports Infrastructure Ltd.	289,728	131,195
	GOCL Corp. Ltd.	2,224	7,102
	Godawari Power & Ispat Ltd.	99,092	317,219
	Godfrey Phillips India Ltd.	143,112	2,572,550
Ω	Godrej Agrovet Ltd.	148,822	900,824
*	Godrej Consumer Products Ltd.	1,031,689	10,376,200
*	Godrej Industries Ltd.	334,110	1,737,514
*	Godrej Properties Ltd.	239,699	3,669,152
	Goodyear India Ltd.	40,421	497,152
	Granules India Ltd.	1,335,186	6,018,157
	Graphite India Ltd.	473,828	2,020,507
	Grasim Industries Ltd.	735,203	15,354,517
	Grauer & Weil India Ltd.	351,060	388,621
	Gravita India Ltd.	58,620	260,662
	Great Eastern Shipping Co. Ltd.	685,470	4,597,008
	Greaves Cotton Ltd.	489,677	896,847
	Greenlam Industries Ltd.	85,483	328,065
	Greenpanel Industries Ltd.	316,654	1,415,253
	Greenply Industries Ltd.	400,805	840,336
	Grindwell Norton Ltd.	149,880	3,856,410
	Gujarat Alkalies & Chemicals Ltd.	245,036	2,653,191
	Gujarat Ambuja Exports Ltd.	750,781	2,293,547
	Gujarat Fluorochemicals Ltd.	247,761	11,331,089

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Gujarat Gas Ltd.	743,082	$4,671,602
	Gujarat Industries Power Co. Ltd.	205,198	207,131
	Gujarat Mineral Development Corp. Ltd.	578,690	990,849
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	940,018	8,066,351
	Gujarat Pipavav Port Ltd.	1,996,561	2,070,652
	Gujarat State Fertilizers & Chemicals Ltd.	1,428,230	2,131,614
	Gujarat State Petronet Ltd.	2,293,345	6,270,970
	Gulf Oil Lubricants India Ltd.	125,702	627,395
	Happiest Minds Technologies Ltd.	28,485	334,097
*	Hathway Cable & Datacom Ltd.	2,228,842	431,056
	Hatsun Agro Product Ltd.	132,796	1,534,491
	Havells India Ltd.	622,212	9,175,148
	HBL Power Systems Ltd.	724,991	918,736
	HCL Technologies Ltd.	3,068,049	38,529,778
Ω	HDFC Asset Management Co. Ltd.	152,727	3,833,687
	HDFC Bank Ltd.	5,287,973	95,917,177
Ω	HDFC Life Insurance Co. Ltd.	652,734	4,266,105
*	HealthCare Global Enterprises Ltd.	108,282	379,186
	HEG Ltd.	78,554	1,003,694
	HeidelbergCement India Ltd.	590,914	1,369,636
	Heritage Foods Ltd.	131,377	477,689
	Hero MotoCorp Ltd.	524,731	17,004,616
	Hester Biosciences Ltd.	14,649	350,435
	HFCL Ltd.	6,197,980	6,167,154
	HG Infra Engineering Ltd.	127,994	878,207
	Hikal Ltd.	352,326	1,404,464
	HIL Ltd.	28,079	967,166
	Himadri Speciality Chemical Ltd.	1,578,999	1,976,923
	Himatsingka Seide Ltd.	115,825	130,353
	Hindalco Industries Ltd.	6,979,677	34,181,316
	Hinduja Global Solutions Ltd.	130,930	1,935,303
	Hindustan Aeronautics Ltd.	201,024	6,142,340
*	Hindustan Construction Co. Ltd.	2,772,262	474,015
	Hindustan Copper Ltd.	1,917,697	2,390,166
*	Hindustan Oil Exploration Co. Ltd.	239,595	398,888
	Hindustan Petroleum Corp. Ltd.	2,466,100	6,363,451
	Hindustan Unilever Ltd.	1,145,872	35,458,254
	Hindware Home Innovation Ltd.	16,952	76,397
	Hitachi Energy India Ltd.	35,112	1,345,097
	Hle Glascoat Ltd.	23,180	185,274
	Honda India Power Products Ltd.	19,106	396,429
	Honeywell Automation India Ltd.	6,839	3,248,275
	Housing Development Finance Corp. Ltd.	2,180,150	65,189,060
	Huhtamaki India Ltd.	130,563	344,184
	I G Petrochemicals Ltd.	92,853	584,260
#	ICICI Bank Ltd., Sponsored ADR	4,405,288	97,092,548
	ICICI Bank Ltd.	701,916	7,718,239
Ω	ICICI Lombard General Insurance Co. Ltd.	276,501	3,916,149
Ω	ICICI Prudential Life Insurance Co. Ltd.	529,358	3,257,630
Ω	ICICI Securities Ltd.	94,148	588,988
	ICRA Ltd.	6,627	328,931
*	IDFC First Bank Ltd.	19,677,554	13,370,419
	IDFC Ltd.	8,393,471	7,857,331
*	IFB Industries Ltd.	38,527	437,275
*	Igarashi Motors India Ltd.	11,730	58,668
	IIFL Finance Ltd.	1,209,360	6,137,179
	IIFL Securities Ltd.	1,297,694	1,063,385
	IIFL Wealth Management Ltd.	194,853	4,184,772
	India Cements Ltd.	1,121,694	3,261,302

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	India Glycols Ltd.	119,749	$1,082,876
	India Nippon Electricals Ltd.	7,359	38,699
*	Indiabulls Housing Finance Ltd.	1,879,965	2,926,559
*	Indiabulls Real Estate Ltd.	1,659,451	1,565,965
Ω	IndiaMart InterMesh Ltd.	6,502	361,124
	Indian Bank	1,534,906	4,750,648
Ω	Indian Energy Exchange Ltd.	2,552,194	4,310,492
	Indian Hotels Co. Ltd.	2,112,383	8,522,190
	Indian Hume Pipe Co. Ltd.	40,734	80,354
	Indian Metals & Ferro Alloys Ltd.	58,479	170,117
	Indian Oil Corp. Ltd.	7,428,911	6,131,422
*	Indian Overseas Bank	3,839,506	863,416
	Indian Railway Catering & Tourism Corp. Ltd.	250,473	2,242,314
Ω	Indian Railway Finance Corp. Ltd.	400,633	109,613
	Indo Count Industries Ltd.	575,037	973,484
	Indoco Remedies Ltd.	237,282	1,019,081
	Indraprastha Gas Ltd.	1,031,346	5,328,630
	Indus Towers Ltd.	2,825,480	6,345,348
	IndusInd Bank Ltd.	961,530	13,299,503
	INEOS Styrolution India Ltd.	26,567	271,438
	Infibeam Avenues Ltd.	6,491,424	1,380,315
	Info Edge India Ltd.	102,863	4,867,412
#	Infosys Ltd., Sponsored ADR	3,016,528	56,499,569
	Infosys Ltd.	7,880,895	147,037,423
	Ingersoll Rand India Ltd.	35,607	943,157
*	Inox Leisure Ltd.	364,740	2,269,461
*	Inox Wind Ltd.	312,867	562,295
	Insecticides India Ltd.	60,744	528,951
	Intellect Design Arena Ltd.	491,645	2,571,998
*Ω	InterGlobe Aviation Ltd.	191,204	4,127,376
	IOL Chemicals & Pharmaceuticals Ltd.	126,882	551,240
	Ipca Laboratories Ltd.	862,626	9,416,128
	IRB Infrastructure Developers Ltd.	845,569	2,396,245
Ω	IRCON International Ltd.	1,183,912	631,161
	ISGEC Heavy Engineering Ltd.	5,991	35,569
	ITC Ltd.	9,263,717	39,086,898
	ITD Cementation India Ltd.	624,766	912,584
*	ITI Ltd.	266,170	341,336
	J Kumar Infraprojects Ltd.	198,168	642,998
	Jagran Prakashan Ltd.	669,824	539,279
	Jai Corp. Ltd.	424,199	899,054
*	Jaiprakash Associates Ltd.	8,020,665	926,705
*	Jaiprakash Power Ventures Ltd.	10,398,193	943,091
*	Jammu & Kashmir Bank Ltd.	1,874,888	895,285
	Jamna Auto Industries Ltd.	1,256,967	1,704,479
	JB Chemicals & Pharmaceuticals Ltd.	267,299	6,380,439
	JBM Auto Ltd.	104,655	515,767
	Jindal Poly Films Ltd.	189,580	1,930,876
	Jindal Saw Ltd.	1,516,771	1,431,517
*	Jindal Stainless Hisar Ltd.	884,545	3,047,311
*	Jindal Stainless Ltd.	1,841,622	3,152,219
	Jindal Steel & Power Ltd.	2,995,135	16,684,915
	JK Cement Ltd.	209,443	6,891,932
	JK Lakshmi Cement Ltd.	405,897	2,693,683
	JK Paper Ltd.	984,305	4,951,380
	JK Tyre & Industries Ltd.	1,159,437	2,447,918
	JM Financial Ltd.	2,886,374	2,392,348
	JMC Projects India Ltd.	213,807	282,605
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	31,954	458,925

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	JSW Energy Ltd.	3,290,456	$13,397,938
	JSW Steel Ltd.	4,476,237	36,495,231
	JTEKT India Ltd.	353,066	447,605
	Jubilant Foodworks Ltd.	1,697,690	12,590,452
	Jubilant Ingrevia Ltd.	890,956	5,563,518
	Jubilant Pharmova Ltd.	883,713	3,968,325
	Jyothy Labs Ltd.	964,771	2,311,177
	Kajaria Ceramics Ltd.	657,988	8,621,999
	Kalpataru Power Transmission Ltd.	680,593	3,911,608
	Kalyani Steels Ltd.	205,374	744,823
	Kansai Nerolac Paints Ltd.	542,427	3,165,984
	Karnataka Bank Ltd.	1,579,502	1,832,724
	Karur Vysya Bank Ltd.	3,777,171	4,753,596
	Kaveri Seed Co. Ltd.	230,467	1,352,701
	KCP Ltd.	563,447	831,620
	KEC International Ltd.	893,542	4,737,116
	KEI Industries Ltd.	469,824	9,033,116
	Kennametal India Ltd.	20,374	609,801
*	Kesoram Industries Ltd.	294,669	201,398
	Kewal Kiran Clothing Ltd.	43,726	269,775
*	Kiri Industries Ltd.	222,954	1,421,189
	Kirloskar Brothers Ltd.	64,892	274,477
	Kirloskar Ferrous Industries Ltd.	267,652	851,011
	Kirloskar Oil Engines Ltd.	376,131	1,191,232
	Kitex Garments Ltd.	265,379	659,242
	KNR Constructions Ltd.	1,103,018	2,964,711
	Kolte-Patil Developers Ltd.	180,980	753,819
	Kotak Mahindra Bank Ltd.	1,326,715	30,541,304
	KPIT Technologies Ltd.	1,428,977	12,299,702
	KPR Mill Ltd.	597,288	3,973,976
	KRBL Ltd.	568,267	2,728,482
	KSB Ltd.	58,060	1,489,709
	L&T Finance Holdings Ltd.	4,580,879	4,488,671
Ω	L&T Technology Services Ltd.	26,814	1,145,926
	LA Opala RG Ltd.	205,933	971,017
	Lakshmi Machine Works Ltd.	18,685	2,913,759
*††	Lanco Infratech Ltd.	978,499	0
Ω	Larsen & Toubro Infotech Ltd.	178,712	10,231,930
	Larsen & Toubro Ltd.	1,777,002	43,686,111
Ω	Laurus Labs Ltd.	1,018,590	5,603,370
*Ω	Lemon Tree Hotels Ltd.	1,039,954	1,063,337
	LG Balakrishnan & Bros Ltd.	187,741	1,718,208
	LIC Housing Finance Ltd.	2,493,799	12,229,136
	Linde India Ltd.	59,936	2,221,031
	LT Foods Ltd.	2,083,868	3,176,746
	Lumax Auto Technologies Ltd.	224,947	665,227
	Lumax Industries Ltd.	12,179	225,099
	Lupin Ltd.	1,007,730	8,501,970
	LUX Industries Ltd.	54,659	1,139,962
	Mahanagar Gas Ltd.	186,804	1,941,238
	Maharashtra Scooters Ltd.	1,217	77,192
	Maharashtra Seamless Ltd.	206,741	1,959,985
	Mahindra & Mahindra Financial Services Ltd.	5,270,784	12,906,735
	Mahindra & Mahindra Ltd.	2,550,757	41,671,110
	Mahindra CIE Automotive Ltd.	876,348	3,174,978
*	Mahindra Holidays & Resorts India Ltd.	599,772	2,061,747
	Mahindra Lifespace Developers Ltd.	483,387	2,344,703
Ω	Mahindra Logistics Ltd.	60,861	393,216
	Maithan Alloys Ltd.	79,661	930,537

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Man Infraconstruction Ltd.	645,644	$641,751
	Manappuram Finance Ltd.	3,514,206	4,470,019
	Mangalam Cement Ltd.	86,146	381,217
*	Mangalore Refinery & Petrochemicals Ltd.	896,438	586,880
	Marico Ltd.	1,984,233	12,623,103
	Marksans Pharma Ltd.	2,061,049	1,229,394
	Maruti Suzuki India Ltd.	65,398	7,545,612
Ω	MAS Financial Services Ltd.	79,813	737,539
	Mastek Ltd.	89,819	1,839,305
*	Max Financial Services Ltd.	399,235	3,415,708
*	Max Healthcare Institute Ltd.	831,397	4,580,138
*	Max Ventures & Industries Ltd.	137,235	279,751
	Mayur Uniquoters Ltd.	150,582	849,155
	Mazagon Dock Shipbuilders Ltd.	126,899	972,390
*	Meghmani Finechem Ltd.	97,712	1,549,653
	Meghmani Organics Ltd.	1,262,278	1,689,887
Ω	Metropolis Healthcare Ltd.	95,191	1,944,202
	Minda Corp. Ltd.	552,395	1,301,334
	Mindtree Ltd.	225,813	9,280,423
*	Mirza International Ltd.	333,665	1,243,792
Ω	Mishra Dhatu Nigam Ltd.	409,390	1,178,027
	MM Forgings Ltd.	60,725	581,851
	MOIL Ltd.	689,275	1,286,621
	Monte Carlo Fashions Ltd.	73,723	640,753
*	Morepen Laboratories Ltd.	2,053,442	659,037
	Motherson Sumi Wiring India Ltd.	5,083,615	5,193,410
	Motilal Oswal Financial Services Ltd.	312,457	2,587,905
	Mphasis Ltd.	510,483	12,225,788
	MRF Ltd.	9,433	10,321,772
	Mrs Bectors Food Specialities Ltd.	59,306	273,126
	MSTC Ltd.	103,629	338,232
	Mukand Ltd.	25,139	32,558
	Multi Commodity Exchange of India Ltd.	107,081	1,983,464
	Muthoot Finance Ltd.	852,138	10,767,967
	Nahar Spinning Mills Ltd.	63,815	213,731
	Narayana Hrudayalaya Ltd.	152,017	1,445,830
	Natco Pharma Ltd.	555,574	4,027,110
	National Aluminium Co. Ltd.	10,802,548	9,158,432
*	National Fertilizers Ltd.	345,396	207,070
	Nava Ltd.	852,633	2,034,062
	Navin Fluorine International Ltd.	109,721	6,026,125
	Navneet Education Ltd.	655,288	1,105,000
	NBCC India Ltd.	3,683,717	1,450,070
	NCC Ltd.	2,922,154	2,638,424
	NCL Industries Ltd.	129,237	282,230
	NELCO Ltd.	44,928	450,577
	Neogen Chemicals Ltd.	46,501	842,175
	NESCO Ltd.	151,311	1,053,831
	Nestle India Ltd.	90,250	22,199,602
*	Network18 Media & Investments Ltd.	834,884	646,702
	Neuland Laboratories Ltd.	18,634	336,972
	Newgen Software Technologies Ltd.	57,578	239,631
	NHPC Ltd.	9,077,944	4,684,669
	NIIT Ltd.	686,915	2,309,734
	Nilkamal Ltd.	48,172	1,218,538
Ω	Nippon Life India Asset Management Ltd.	115,928	380,352
	NLC India Ltd.	749,864	699,612
	NMDC Ltd.	2,720,359	3,267,361
	Nmdc Steel Ltd.	2,720,359	1,265,245

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	NOCIL Ltd.	954,930	$2,800,310
	Novartis India Ltd.	19,447	159,800
	NRB Bearings Ltd.	430,506	881,968
	NTPC Ltd.	8,519,371	17,869,870
	Nucleus Software Exports Ltd.	64,922	304,469
	Oberoi Realty Ltd.	451,873	5,070,114
	Oil & Natural Gas Corp. Ltd.	5,507,685	8,900,325
	Oil India Ltd.	1,230,634	2,866,427
	Olectra Greentech Ltd.	55,373	375,840
*	Omaxe Ltd.	368,701	399,357
	OnMobile Global Ltd.	288,077	374,585
	Oracle Financial Services Software Ltd.	116,801	4,120,844
	Orient Cement Ltd.	1,070,141	1,684,581
	Orient Electric Ltd.	456,754	1,488,104
	Orient Paper & Industries Ltd.	827,420	418,338
	Oriental Aromatics Ltd.	25,737	142,833
	Oriental Carbon & Chemicals Ltd.	24,235	255,758
*	Oriental Hotels Ltd.	140,680	121,346
*	Orissa Minerals Development Co. Ltd.	344	11,227
	Page Industries Ltd.	26,237	15,795,967
	Paisalo Digital Ltd.	882,085	962,309
	Panama Petrochem Ltd.	213,758	731,522
Ω	Parag Milk Foods Ltd.	66,980	86,231
*	Patel Engineering Ltd.	1,082,892	286,598
*	PC Jeweller Ltd.	864,144	1,080,573
	PCBL Ltd.	1,868,564	2,877,680
	Persistent Systems Ltd.	341,184	15,231,980
	Petronet LNG Ltd.	4,776,467	11,848,349
	Pfizer Ltd.	59,209	3,133,963
	Phoenix Mills Ltd.	358,549	6,196,759
	PI Industries Ltd.	343,557	13,469,812
	Pidilite Industries Ltd.	339,280	10,636,963
	Piramal Enterprises Ltd.	351,016	3,609,869
*	Piramal Pharma Ltd.	1,404,064	2,821,613
*Ω	PNB Housing Finance Ltd.	158,265	841,374
	PNC Infratech Ltd.	449,326	1,405,363
	Poly Medicure Ltd.	94,895	1,054,199
	Polycab India Ltd.	2,720	91,289
	Polyplex Corp. Ltd.	169,878	3,448,852
	Poonawalla Fincorp Ltd.	651,180	2,486,131
	Power Finance Corp. Ltd.	6,382,531	8,872,613
	Power Grid Corp. of India Ltd.	7,094,492	19,522,758
	Power Mech Projects Ltd.	23,163	492,674
	Praj Industries Ltd.	819,463	4,100,046
*	Prakash Industries Ltd.	736,654	461,896
Ω	Prataap Snacks Ltd.	22,940	255,162
	Precision Camshafts Ltd.	64,206	80,659
	Prestige Estates Projects Ltd.	928,880	4,974,451
*	Pricol Ltd.	755,264	1,758,121
*	Prime Focus Ltd.	42,494	38,968
	Prince Pipes & Fittings Ltd.	222,129	1,422,187
*	Prism Johnson Ltd.	948,342	1,405,847
	Privi Speciality Chemicals Ltd.	26,844	426,746
	Procter & Gamble Health Ltd.	48,427	2,359,248
	Procter & Gamble Hygiene & Health Care Ltd.	29,729	5,043,578
	PSP Projects Ltd.	120,314	863,330
*	PTC India Financial Services Ltd.	960,779	161,463
	PTC India Ltd.	1,938,387	1,689,320
	Punjab National Bank	6,692,535	3,470,016

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Puravankara Ltd.	86,487	$99,178
*	PVR Ltd.	72,736	1,559,943
Ω	Quess Corp. Ltd.	232,013	1,549,142
Ω	Quick Heal Technologies Ltd.	26,089	59,446
	Radico Khaitan Ltd.	491,461	6,208,265
	Rain Industries Ltd.	1,833,969	3,719,970
	Rajesh Exports Ltd.	565,204	4,752,738
	Rallis India Ltd.	645,725	1,763,170
	Ramco Cements Ltd.	629,405	5,497,374
	Ramco Industries Ltd.	194,075	432,085
	Ramkrishna Forgings Ltd.	411,991	1,141,852
	Rane Holdings Ltd.	27,459	305,055
	Rashtriya Chemicals & Fertilizers Ltd.	1,922,250	2,363,409
	Ratnamani Metals & Tubes Ltd.	102,243	2,521,106
*	RattanIndia Power Ltd.	1,728,649	88,737
	Raymond Ltd.	258,268	3,697,107
*Ω	RBL Bank Ltd.	3,021,525	4,935,112
	REC Ltd.	13,266,812	16,477,794
	Redington Ltd.	5,867,702	9,711,052
	Relaxo Footwears Ltd.	240,236	2,814,887
	Reliance Industrial Infrastructure Ltd.	55,253	733,169
	Reliance Industries Ltd.	5,435,465	167,470,856
*	Reliance Infrastructure Ltd.	485,021	829,296
*	Reliance Power Ltd.	17,689,317	3,458,236
	Repco Home Finance Ltd.	293,077	754,943
	Rhi Magnesita India Ltd.	60,091	472,616
	Rico Auto Industries Ltd.	379,390	268,856
	RITES Ltd.	293,963	1,364,928
	Route Mobile Ltd.	80,764	1,281,911
*	RPSG Ventures Ltd.	30,328	176,802
	RSWM Ltd.	136,687	520,909
	Rupa & Co. Ltd.	247,150	940,806
	Sagar Cements Ltd.	165,495	405,471
	Samvardhana Motherson International Ltd.	7,625,422	5,958,259
	Sandhar Technologies Ltd.	97,947	274,005
	Sangam India Ltd.	72,229	243,231
*	Sanghi Industries Ltd.	103,429	70,323
	Sanghvi Movers Ltd.	56,151	151,629
	Sanofi India Ltd.	52,233	3,555,687
	Sarda Energy & Minerals Ltd.	71,443	729,744
	Saregama India Ltd.	243,647	1,098,076
	Sasken Technologies Ltd.	12,555	137,128
*	Satin Creditcare Network Ltd.	234,382	406,495
	Savita Oil Technologies Ltd.	138,555	503,440
	SBI Cards & Payment Services Ltd.	271,518	2,712,509
Ω	SBI Life Insurance Co. Ltd.	339,541	5,203,223
	Schaeffler India Ltd.	146,940	4,923,649
*	Schneider Electric Infrastructure Ltd.	118,825	250,707
*	SEAMEC Ltd.	20,996	280,359
*	SEPC Ltd.	1,469,991	144,797
	Sequent Scientific Ltd.	371,006	437,792
	Seshasayee Paper & Boards Ltd.	72,769	289,605
Ω	SH Kelkar & Co. Ltd.	363,066	600,562
	Shakti Pumps India Ltd.	31,380	182,514
	Shankara Building Products Ltd.	51,416	443,031
	Shanthi Gears Ltd.	3,572	16,806
	Sharda Cropchem Ltd.	281,600	1,275,850
	Sharda Motor Industries Ltd.	48,278	442,641
*	Sheela Foam Ltd.	30,478	1,019,138

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Shilpa Medicare Ltd.	120,287	$458,155
	Shipping Corp. of India Ltd.	1,289,688	2,023,025
*	Shoppers Stop Ltd.	109,496	998,244
	Shree Cement Ltd.	29,333	8,064,502
*	Shree Renuka Sugars Ltd.	3,250,199	2,116,007
	Shriram City Union Finance Ltd.	38,758	852,193
	Shriram Transport Finance Co. Ltd.	918,483	13,635,478
	Siemens Ltd.	93,226	3,291,977
*	Sintex Plastics Technology Ltd.	1,583,770	63,769
*	SIS Ltd.	164,995	835,614
	Siyaram Silk Mills Ltd.	133,161	708,617
	SKF India Ltd.	119,712	6,355,199
*	SML ISUZU Ltd.	185	1,738
	Snowman Logistics Ltd.	47,354	20,629
	Sobha Ltd.	412,398	3,123,645
	Solar Industries India Ltd.	135,286	6,359,081
*	Solara Active Pharma Sciences Ltd.	61,497	296,794
	Somany Ceramics Ltd.	80,372	525,083
	Sonata Software Ltd.	480,901	3,032,872
*	South Indian Bank Ltd.	8,976,065	1,481,159
	SP Apparels Ltd.	6,527	28,576
*	Spandana Sphoorty Financial Ltd.	14,929	110,916
	SRF Ltd.	755,997	23,382,596
*	Star Cement Ltd.	432,571	556,868
	State Bank of India	2,905,882	20,169,447
	State Bank of India,GDR	17,849	1,227,067
	Steel Authority of India Ltd.	6,987,088	6,642,225
*	Sterling & Wilson Renewable	85,019	295,929
	Sterlite Technologies Ltd.	1,116,079	2,231,253
*	Strides Pharma Science Ltd.	416,501	1,563,944
*	Stylam Industries Ltd.	19,479	258,773
*	Subex Ltd.	952,864	346,541
	Subros Ltd.	152,682	605,722
	Sudarshan Chemical Industries Ltd.	241,078	1,200,490
	Sumitomo Chemical India Ltd.	62,781	371,742
	Sun Pharmaceutical Industries Ltd.	2,327,935	28,623,858
	Sun TV Network Ltd.	894,567	5,646,684
	Sundaram Finance Holdings Ltd.	135,063	145,872
	Sundaram Finance Ltd.	137,212	3,853,911
	Sundaram-Clayton Ltd.	17,930	1,039,581
	Sundram Fasteners Ltd.	645,000	7,343,686
*	Sunflag Iron & Steel Co. Ltd.	155,299	153,449
	Sunteck Realty Ltd.	414,804	1,956,587
	Suprajit Engineering Ltd.	454,229	1,789,617
	Supreme Industries Ltd.	364,399	9,549,507
	Supreme Petrochem Ltd.	234,476	2,147,872
	Surya Roshni Ltd.	148,182	745,791
	Sutlej Textiles & Industries Ltd.	417,915	328,614
	Suven Pharmaceuticals Ltd.	926,544	4,469,416
*	Suzlon Energy Ltd.	17,562,186	1,709,241
	Swan Energy Ltd.	39,795	109,010
	Swaraj Engines Ltd.	35,022	672,497
	Symphony Ltd.	75,956	769,554
Ω	Syngene International Ltd.	749,950	5,717,615
	Tamil Nadu Newsprint & Papers Ltd.	157,095	509,266
	Tamilnadu Petroproducts Ltd.	504,938	583,661
	Tanla Platforms Ltd.	254,352	2,284,888
*	TARC Ltd.	261,467	141,434
	Tasty Bite Eatables Ltd.	1,529	221,294

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Tata Chemicals Ltd.	1,075,549	$14,725,689
	Tata Coffee Ltd.	638,032	1,672,648
	Tata Communications Ltd.	572,974	8,698,044
	Tata Consultancy Services Ltd.	2,268,008	87,173,506
	Tata Consumer Products Ltd.	1,569,053	14,615,151
	Tata Elxsi Ltd.	132,140	11,211,026
	Tata Metaliks Ltd.	101,490	897,133
#*	Tata Motors Ltd., Sponsored ADR	93,046	2,327,080
*	Tata Motors Ltd.	6,741,020	33,702,157
	Tata Power Co. Ltd.	3,799,991	10,393,171
	Tata Steel Long Products Ltd.	7,521	55,947
	Tata Steel Ltd.	30,327,650	37,032,417
*	Tata Teleservices Maharashtra Ltd.	62,448	76,943
	TCI Express Ltd.	90,105	2,066,252
*Ω	TCNS Clothing Co. Ltd.	8,176	60,662
	TD Power Systems Ltd.	416,285	624,094
	Tech Mahindra Ltd.	1,966,568	25,292,998
	Techno Electric & Engineering Co. Ltd.	392,787	1,333,066
*Ω	Tejas Networks Ltd.	16,006	132,719
	Texmaco Rail & Engineering Ltd.	778,493	458,506
	Thermax Ltd.	149,018	3,934,393
	Thirumalai Chemicals Ltd.	682,892	1,554,493
*	Thomas Cook India Ltd.	679,968	622,409
Ω	Thyrocare Technologies Ltd.	64,929	502,455
	Tide Water Oil Co. India Ltd.	36,684	450,776
	Tilaknagar Industries Ltd.	148,312	166,577
	Time Technoplast Ltd.	1,265,490	1,568,808
	Timken India Ltd.	147,435	5,336,528
	Tinplate Co. of India Ltd.	377,823	1,393,043
*	Titagarh Wagons Ltd.	292,043	563,110
	Titan Co. Ltd.	868,751	29,025,271
	Torrent Pharmaceuticals Ltd.	510,505	10,162,691
	Torrent Power Ltd.	921,448	5,629,827
	Tourism Finance Corp. of India Ltd.	147,386	153,134
	Transport Corp. of India Ltd.	303,707	2,628,889
	Trent Ltd.	217,984	4,018,612
	Trident Ltd.	10,150,783	4,326,000
	Triveni Engineering & Industries Ltd.	761,264	2,324,580
	Triveni Turbine Ltd.	637,300	2,155,753
	TTK Prestige Ltd.	242,585	2,724,397
	Tube Investments of India Ltd.	470,598	15,474,918
	TV Today Network Ltd.	234,605	787,789
*	TV18 Broadcast Ltd.	4,350,594	1,840,067
	TVS Motor Co. Ltd.	619,527	8,579,859
	TVS Srichakra Ltd.	26,058	778,424
	Uflex Ltd.	361,822	3,060,576
	Ugar Sugar Works Ltd.	233,317	217,076
*	Ugro Capital Ltd.	95,954	206,836
*	Ujjivan Financial Services Ltd.	339,450	1,007,277
*Ω	Ujjivan Small Finance Bank Ltd.	859,805	261,808
	UltraTech Cement Ltd.	324,936	26,373,886
	Unichem Laboratories Ltd.	259,458	1,286,440
	Union Bank of India Ltd.	5,403,621	3,514,356
	United Breweries Ltd.	131,346	2,622,228
*	United Spirits Ltd.	859,065	9,307,843
	UNO Minda Ltd.	1,051,256	6,806,159
	UPL Ltd.	3,216,291	28,463,792
	Usha Martin Ltd.	1,011,349	1,732,714
	UTI Asset Management Co. Ltd.	28,778	243,940

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	VA Tech Wabag Ltd.	298,041	$952,705
	Vaibhav Global Ltd.	179,746	768,334
	Vakrangee Ltd.	2,875,153	1,095,839
Ω	Valiant Organics Ltd.	4,998	40,330
	Vardhman Textiles Ltd.	1,074,087	4,371,583
*Ω	Varroc Engineering Ltd.	161,423	608,456
	Varun Beverages Ltd.	519,572	6,589,315
	Vedanta Ltd.	2,874,201	9,748,081
	Venky’s India Ltd.	37,741	886,932
	Vesuvius India Ltd.	23,053	419,952
	V-Guard Industries Ltd.	1,040,667	3,222,147
	Vimta Labs Ltd.	60,090	308,580
	Vinati Organics Ltd.	174,447	4,026,976
	Vindhya Telelinks Ltd.	26,864	433,219
	VIP Industries Ltd.	11,243	103,683
	Visaka Industries Ltd.	40,133	262,250
	V-Mart Retail Ltd.	25,115	908,656
*	Vodafone Idea Ltd.	29,375,606	3,057,360
	Voltamp Transformers Ltd.	15,392	506,977
	Voltas Ltd.	138,445	1,468,238
	VRL Logistics Ltd.	281,911	2,069,363
	VST Industries Ltd.	31,870	1,351,415
	VST Tillers Tractors Ltd.	25,237	684,565
	Welspun Corp. Ltd.	1,183,100	3,182,582
	Welspun Enterprises Ltd.	472,729	731,838
	Welspun India Ltd.	3,056,689	2,888,166
	West Coast Paper Mills Ltd.	431,778	3,192,689
*	Westlife Development Ltd.	106,395	965,368
	Wheels India Ltd.	49,977	380,433
	Whirlpool of India Ltd.	120,592	2,289,105
	Wipro Ltd.	4,241,902	19,844,637
*	Wockhardt Ltd.	304,296	855,810
*	Wonderla Holidays Ltd.	87,484	364,240
*	Yes Bank Ltd.	12,651,241	2,378,686
	Zee Entertainment Enterprises Ltd.	7,240,290	22,992,372
*	Zee Media Corp. Ltd.	3,279,726	622,507
	Zensar Technologies Ltd.	619,238	1,662,804
	ZF Commercial Vehicle Control Systems India Ltd.	596	74,479
	Zydus Lifesciences Ltd.	1,126,403	5,896,767
	Zydus Wellness Ltd.	50,722	1,079,159

TOTAL INDIA			3,897,097,837

INDONESIA — (2.4%)
	ABM Investama Tbk PT	2,924,500	738,477
	Ace Hardware Indonesia Tbk PT	66,039,500	2,390,464
	Adaro Energy Indonesia Tbk PT	82,413,800	21,025,291
*	Adhi Karya Persero Tbk PT	14,175,279	504,933
*	Adi Sarana Armada Tbk PT	8,817,500	675,314
*	Agung Semesta Sejahtera Tbk PT	29,109,300	93,301
	AKR Corporindo Tbk PT	36,316,900	3,635,559
*	Alam Sutera Realty Tbk PT	83,511,100	931,438
*	Allo Bank Indonesia Tbk PT	345,700	50,987
	Aneka Gas Industri Tbk PT	1,582,200	207,942
	Aneka Tambang Tbk PT	22,992,719	2,721,606
	Arwana Citramulia Tbk PT	21,783,200	1,278,013
	Ashmore Asset Management Indonesia Tbk PT	1,446,100	96,105
	Astra Agro Lestari Tbk PT	4,299,822	2,343,565
	Astra International Tbk PT	55,401,700	23,674,839
	Astra Otoparts Tbk PT	4,728,700	400,323

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Asuransi Maximus Graha Persada Tbk PT	1,160,200	$9,584
*††	Bakrie Telecom Tbk PT	35,294,139	21,214
	Bali Bintang Sejahtera Tbk PT	425,200	6,878
*	Bank Amar Indonesia Tbk PT	6,857,000	137,442
	Bank BTPN Syariah Tbk PT	9,928,500	1,878,591
*	Bank Bukopin Tbk PT	134,869,788	1,171,386
*	Bank Capital Indonesia Tbk PT	32,392,100	295,079
	Bank Central Asia Tbk PT	88,689,000	50,133,884
*	Bank China Construction Bank Indonesia Tbk PT	17,420,100	100,385
*	Bank Ganesha Tbk PT	8,856,600	57,326
*	Bank Ina Perdana PT	2,332,500	586,709
*	Bank Jago Tbk PT	2,373,600	777,113
	Bank Mandiri Persero Tbk PT	54,071,136	36,527,922
*	Bank Mayapada International Tbk PT	3,397,500	149,071
	Bank Maybank Indonesia Tbk PT	8,955,900	145,931
*	Bank MNC Internasional Tbk PT	30,635,900	212,029
*	Bank Nationalnobu Tbk PT	2,676,400	95,726
	Bank Negara Indonesia Persero Tbk PT	16,698,130	10,067,855
	Bank OCBC Nisp Tbk PT	3,650,200	175,714
	Bank Pan Indonesia Tbk PT	33,084,600	5,097,021
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	30,543,157	2,692,386
	Bank Pembangunan Daerah Jawa Timur Tbk PT	32,352,500	1,462,240
	Bank Rakyat Indonesia Persero Tbk PT	80,022,759	23,873,437
	Bank Syariah Indonesia Tbk PT	12,549,500	1,126,470
	Bank Tabungan Negara Persero Tbk PT	37,310,235	3,700,220
	Barito Pacific Tbk PT	111,032,600	5,874,355
	Bayan Resources Tbk PT	275,100	1,294,808
*	Bekasi Fajar Industrial Estate Tbk PT	30,932,200	275,681
	BFI Finance Indonesia Tbk PT	60,458,400	4,290,905
*	Bintang Oto Global Tbk PT	5,299,300	460,500
	BISI International Tbk PT	11,631,812	1,102,663
	Blue Bird Tbk PT	4,172,100	411,145
*	Buana Lintas Lautan Tbk PT	119,322,800	1,177,912
	Bukit Asam Tbk PT	27,469,900	6,879,591
*	Bumi Resources Minerals Tbk PT	52,734,800	611,882
*	Bumi Resources Tbk PT	374,329,800	4,540,444
*	Bumi Serpong Damai Tbk PT	58,925,800	3,513,999
*	Bumi Teknokultura Unggul Tbk PT	24,398,900	78,214
*	Capital Financial Indonesia Tbk PT	2,827,500	137,692
	Catur Sentosa Adiprana Tbk PT	864,200	45,133
	Charoen Pokphand Indonesia Tbk PT	23,559,360	8,416,699
Ω	Cikarang Listrindo Tbk PT	7,638,100	333,017
	Ciputra Development Tbk PT	84,338,415	5,081,789
*	Citra Marga Nusaphala Persada Tbk PT	20,081,671	2,499,337
*	City Retail Developments Tbk PT	11,633,200	104,397
*	Delta Dunia Makmur Tbk PT	53,061,300	1,331,598
	Dharma Satya Nusantara Tbk PT	32,818,900	1,168,440
*	Eagle High Plantations Tbk PT	13,624,000	59,534
	Elang Mahkota Teknologi Tbk PT	22,703,200	2,250,728
	Elnusa Tbk PT	28,809,900	694,051
	Erajaya Swasembada Tbk PT	79,857,300	2,204,610
*	Gajah Tunggal Tbk PT	10,464,400	405,668
*††	Garuda Indonesia Persero Tbk PT	15,382,253	41,051
	Garudafood Putra Putri Jaya Tbk PT	22,569,400	752,410
*	Global Mediacom Tbk PT	1,742,800	33,493
	Gudang Garam Tbk PT	2,479,800	3,832,288
*††	Hanson International Tbk PT	637,185,300	0
	Harum Energy Tbk PT	16,596,900	1,711,292
	Hexindo Adiperkasa Tbk PT	1,147,656	430,652

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Impack Pratama Industri Tbk PT	3,312,400	$726,627
	Indah Kiat Pulp & Paper Tbk PT	16,852,800	10,370,500
	Indika Energy Tbk PT	22,642,400	4,720,258
	Indo Tambangraya Megah Tbk PT	3,061,500	8,819,135
	Indocement Tunggal Prakarsa Tbk PT	5,371,500	3,195,217
	Indofood CBP Sukses Makmur Tbk PT	3,114,100	1,943,750
	Indofood Sukses Makmur Tbk PT	28,261,800	11,693,725
	Indomobil Sukses Internasional Tbk PT	3,150,100	183,967
	Indosat Tbk PT	5,155,900	2,237,531
*	Indosterling Technomedia Tbk PT	51,700	15,182
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	44,867,188	2,129,612
*††	Inovisi Infracom Tbk PT	2,876,678	0
	Integra Indocabinet Tbk PT	13,897,600	384,993
*††	Inti Agri Resources Tbk PT	10,879,700	6,539
*	Intikeramik Alamasri Industri Tbk PT	6,837,200	21,918
*	Intiland Development Tbk PT	13,572,700	160,792
	Jaccs Mitra Pinasthika Mustika Tbk PT	10,731,000	704,683
	Japfa Comfeed Indonesia Tbk PT	52,361,900	4,652,481
*	Jasa Marga Persero Tbk PT	9,986,458	2,183,431
	Jaya Real Property Tbk PT	5,813,800	173,709
	Kalbe Farma Tbk PT	79,564,400	10,463,215
*	Kapuas Prima Coal Tbk PT	37,262,800	143,033
*	Kawasan Industri Jababeka Tbk PT	148,103,245	1,424,409
	KMI Wire & Cable Tbk PT	28,325,800	544,170
*	Krakatau Steel Persero Tbk PT	35,882,937	864,303
*	Kresna Graha Investama Tbk PT	5,169,200	16,545
	Lautan Luas Tbk PT	329,800	30,537
	Lippo Cikarang Tbk PT	17,730,905	1,245,772
*	Lippo Karawaci Tbk PT	327,612,062	2,100,311
*	M Cash Integrasi PT	90,400	63,147
	Mahkota Group Tbk PT	1,511,200	77,506
*	Malindo Feedmill Tbk PT	5,480,200	191,609
*	Map Aktif Adiperkasa PT	1,386,900	284,606
	Matahari Department Store Tbk PT	6,974,400	2,087,491
*	Matahari Putra Prima Tbk PT	9,625,700	83,765
	Mayora Indah Tbk PT	19,291,925	2,965,246
*	MD Pictures Tbk PT	480,900	82,892
	Medco Energi Internasional Tbk PT	69,082,660	5,124,224
	Media Nusantara Citra Tbk PT	61,063,293	3,213,500
	Medikaloka Hermina Tbk PT	34,301,800	3,278,379
*	Mega Manunggal Property Tbk PT	4,549,500	138,293
*	Merdeka Copper Gold Tbk PT	25,115,262	6,081,318
*	Metro Healthcare Indonesia Tbk PT	43,855,400	1,433,740
	Metrodata Electronics Tbk PT	28,581,600	1,072,002
	Metropolitan Kentjana Tbk PT	11,400	16,500
*	Mitra Adiperkasa Tbk PT	76,687,300	5,930,387
	Mitra Keluarga Karyasehat Tbk PT	16,780,300	2,972,446
*	MNC Kapital Indonesia Tbk PT	59,090,300	394,307
*	MNC Land Tbk PT	102,637,700	546,030
*	MNC Studios International Tbk PT	4,353,900	1,401,627
*	MNC Vision Networks Tbk PT	107,138,400	568,200
*	Mulia Industrindo Tbk PT	6,776,700	247,645
*	Multipolar Tbk PT	72,547,300	613,494
*	NFC Indonesia Tbk PT	130,200	102,615
	Nippon Indosari Corpindo Tbk PT	19,741,289	1,588,349
*††	Omni Inovasi Indonesia Tbk PT	17,703,800	56,835
	Pabrik Kertas Tjiwi Kimia Tbk PT	7,151,200	3,582,335
*	Pacific Strategic Financial Tbk PT	12,766,300	937,184
	Pakuwon Jati Tbk PT	113,629,800	3,192,590

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Panin Financial Tbk PT	122,142,700	$4,974,884
*	Paninvest Tbk PT	7,925,300	951,096
*	Pelayaran Tamarin Samudra Tbk PT	15,253,600	4,890
	Perusahaan Gas Negara Tbk PT	37,716,000	4,778,979
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	27,715,600	2,007,517
*	Pollux Properti Indonesia Tbk PT	2,459,400	47,417
*††	Pool Advista Indonesia Tbk PT	8,941,700	5,374
*	PP Persero Tbk PT	26,055,290	1,470,331
	Prodia Widyahusada Tbk PT	338,200	114,983
	Puradelta Lestari Tbk PT	55,235,700	644,239
	Ramayana Lestari Sentosa Tbk PT	17,489,100	645,079
	Resource Alam Indonesia Tbk PT	2,620,300	106,462
*††	Rimo International Lestari Tbk PT	151,291,900	90,935
	Rukun Raharja Tbk PT	301,000	18,758
	Salim Ivomas Pratama Tbk PT	31,135,200	847,112
	Sampoerna Agro Tbk PT	5,071,559	702,710
	Samudera Indonesia Tbk PT	11,681,300	1,774,235
*	Sarana Meditama Metropolitan Tbk PT	7,266,800	135,040
	Sarana Menara Nusantara Tbk PT	41,438,700	3,067,475
	Sariguna Primatirta Tbk PT	14,125,600	652,018
	Sawit Sumbermas Sarana Tbk PT	31,536,700	2,809,690
*††	Sekawan Intipratama Tbk PT	2,876,400	0
	Selamat Sempurna Tbk PT	16,582,900	1,594,199
*	Semen Baturaja Persero Tbk PT	12,485,100	342,597
	Semen Indonesia Persero Tbk PT	11,766,000	6,001,953
	Siloam International Hospitals Tbk PT	21,897,100	1,538,504
*	Sinar Mas Multiartha Tbk PT	278,500	211,708
*	Smartfren Telecom Tbk PT	136,028,400	679,004
*††	Sri Rejeki Isman Tbk PT	96,691,300	169,702
	Steel Pipe Industry of Indonesia PT	16,408,800	290,390
*††	Sugih Energy Tbk PT	58,447,900	0
	Sumber Alfaria Trijaya Tbk PT	18,872,600	3,410,290
	Summarecon Agung Tbk PT	77,766,847	2,951,505
	Surya Citra Media Tbk PT	135,480,300	2,032,166
	Surya Esa Perkasa Tbk PT	34,493,300	2,355,925
*	Surya Semesta Internusa Tbk PT	32,063,800	666,386
*††	Suryainti Permata Tbk PT	3,098,000	0
	Telkom Indonesia Persero Tbk PT	55,290,600	15,528,409
#	Telkom Indonesia Persero Tbk PT, ADR	467,371	13,002,261
	Temas Tbk PT	1,658,400	190,122
	Tempo Scan Pacific Tbk PT	2,420,500	211,170
	Timah Tbk PT	27,816,667	2,419,158
	Tower Bersama Infrastructure Tbk PT	9,055,600	1,430,014
*††	Trada Alam Minera Tbk PT	173,119,000	104,055
	Transcoal Pacific Tbk PT	2,030,300	1,337,198
	Trias Sentosa Tbk PT	3,690,500	176,047
	Triputra Agro Persada PT	16,895,500	753,761
	Tunas Baru Lampung Tbk PT	24,124,500	1,082,598
	Ultrajaya Milk Industry & Trading Co. Tbk PT	11,916,400	1,077,321
	Unilever Indonesia Tbk PT	20,003,200	5,951,040
	United Tractors Tbk PT	11,208,146	23,184,450
*	Vale Indonesia Tbk PT	10,553,950	4,408,278
*††	Waskita Beton Precast Tbk PT	48,306,300	110,333
*	Waskita Karya Persero Tbk PT	52,554,757	1,620,877
	Wijaya Karya Beton Tbk PT	25,908,400	346,122
*	Wijaya Karya Persero Tbk PT	23,930,022	1,397,398
	XL Axiata Tbk PT	37,174,000	6,009,020

TOTAL INDONESIA			511,233,540

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (1.7%)
#	7-Eleven Malaysia Holdings Bhd, Class B	2,198,485	$1,104,639
	Able Global Bhd	359,700	103,869
#	Aeon Co. M Bhd	3,538,000	1,032,981
	AEON Credit Service M Bhd	874,540	2,401,999
	AFFIN Bank Bhd	3,692,165	1,751,334
	Ajinomoto Malaysia Bhd	32,600	77,780
	Alliance Bank Malaysia Bhd	7,040,000	5,507,758
	Allianz Malaysia Bhd	118,800	334,249
	AME Elite Consortium Bhd	257,500	76,183
	AMMB Holdings Bhd	7,223,250	6,250,200
#*	Ancom Nylex Bhd	2,110,600	415,340
#	Ann Joo Resources Bhd	1,231,200	256,364
#	Astro Malaysia Holdings Bhd	2,871,500	409,960
	Axiata Group Bhd	10,334,435	6,219,358
*	Bahvest Resources Bhd	931,700	59,252
	Batu Kawan Bhd	400,750	1,777,151
*	Berjaya Assets Bhd	1,232,400	75,687
#*	Berjaya Corp. Bhd	25,219,713	1,251,896
	Berjaya Food Bhd	2,402,000	477,110
*	Berjaya Land Bhd	2,070,900	100,570
#*	Bermaz Auto Bhd	3,812,400	1,595,290
#	BIMB Holdings Bhd	3,537,259	1,896,881
#*	Boustead Holdings Bhd	5,473,131	667,118
#	Boustead Plantations Bhd	5,622,400	826,229
#	British American Tobacco Malaysia Bhd	819,100	1,822,917
*	Bumi Armada Bhd	28,496,650	2,353,493
	Bursa Malaysia Bhd	2,751,500	3,753,775
#	Cahya Mata Sarawak Bhd	4,181,400	742,651
#	Carlsberg Brewery Malaysia Bhd, Class B	651,400	3,068,867
*††	Carotech Bhd	44,425	0
#	CB Industrial Product Holding Bhd	2,888,820	677,982
	CIMB Group Holdings Bhd	10,309,276	12,042,503
*	Coastal Contracts Bhd	1,074,500	459,659
#	Comfort Glove Bhd	533,700	63,152
#	CSC Steel Holdings Bhd	1,264,100	315,941
#*	Cypark Resources Bhd	302,750	25,632
#	D&O Green Technologies Bhd	3,227,500	2,656,374
#	Dayang Enterprise Holdings Bhd	3,269,363	856,252
	Dialog Group Bhd	6,658,984	2,901,964
	DiGi.Com Bhd	7,489,320	6,007,288
#	DRB-Hicom Bhd	8,690,600	2,464,695
	Dufu Technology Corp. Bhd	1,513,700	761,458
#	Duopharma Biotech Bhd	969,031	282,992
	Dutch Lady Milk Industries Bhd	83,400	535,259
#	Eco World Development Group Bhd	5,187,400	664,033
#*	Eco World International Bhd	504,300	28,204
*	Ecofirst Consolidated Bhd	1,552,400	114,992
#*	Ekovest Bhd	10,739,850	716,360
	Evergreen Fibreboard Bhd	1,632,500	134,851
#	FGV Holdings Bhd	549,400	153,405
	Formosa Prosonic Industries Bhd	315,100	210,302
	Fraser & Neave Holdings Bhd	293,900	1,276,015
	Frontken Corp. Bhd	5,212,600	2,713,037
	Gadang Holdings Bhd	2,291,200	147,899
#	Gamuda Bhd	5,415,233	4,406,071
#	Gas Malaysia Bhd	654,900	467,047
	Genting Bhd	4,596,900	4,319,807
	Genting Malaysia Bhd	5,198,100	3,015,502
	Genting Plantations Bhd	871,900	1,128,684

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	George Kent Malaysia Bhd	2,239,687	$236,623
#	Globetronics Technology Bhd	3,143,045	693,739
#*	Greatech Technology Bhd	51,800	35,781
#	Guan Chong Bhd	1,065,900	474,309
#	Hai-O Enterprise Bhd	1,680,022	508,593
	HAP Seng Consolidated Bhd	5,090,640	6,930,370
#	Hap Seng Plantations Holdings Bhd	1,463,000	624,913
#	Hartalega Holdings Bhd	5,975,200	2,727,889
	Heineken Malaysia Bhd	652,500	3,183,691
#	Hengyuan Refining Co. Bhd	923,200	830,387
	HeveaBoard Bhd	2,169,800	164,890
	Hextar Global Bhd	313,400	157,103
#	Hiap Teck Venture Bhd	11,708,300	570,255
#	Hibiscus Petroleum Bhd	15,261,000	3,131,245
	Hong Leong Bank Bhd	619,965	2,779,013
#	Hong Leong Capital Bhd	193,600	260,164
	Hong Leong Financial Group Bhd	1,157,798	4,677,635
	Hong Leong Industries Bhd	506,400	997,022
*	Hong Seng Consolidated Bhd	643,200	29,895
	Hup Seng Industries Bhd	1,551,400	219,927
	IGB Bhd	490,492	239,968
#	IHH Healthcare Bhd	1,611,100	2,027,986
	IJM Corp. Bhd	15,070,326	5,192,202
	Inari Amertron Bhd	7,884,732	4,161,536
	Insas Bhd	4,413,602	718,569
	IOI Corp. Bhd	3,788,477	3,269,433
	IOI Properties Group Bhd	5,781,419	1,260,027
*	Iris Corp. Bhd	779,200	20,611
*	Iskandar Waterfront City Bhd	3,034,000	164,274
#*	JAKS Resources Bhd	11,627,360	614,893
#	Jaya Tiasa Holdings Bhd	5,290,639	654,148
#*	JHM Consolidation Bhd	1,347,000	247,162
	Keck Seng Malaysia Bhd	350,500	255,574
#	Kelington Group Bhd	1,457,800	399,189
	Kenanga Investment Bank Bhd	1,777,300	329,168
	Kerjaya Prospek Group Bhd	1,627,887	406,009
#	Kim Loong Resources Bhd	1,212,260	431,923
#*	KNM Group Bhd	15,379,881	276,623
#	Kobay Technology Bhd	604,100	372,702
	Kossan Rubber Industries Bhd	7,539,000	1,996,333
	KPJ Healthcare Bhd	9,461,600	1,642,120
#	Kretam Holdings Bhd	4,777,400	580,110
*	Kronologi Asia Bhd	71,900	6,095
*	KSL Holdings Bhd	665,900	104,376
	Kuala Lumpur Kepong Bhd	858,530	3,930,667
	Kumpulan Fima Bhd	709,900	303,945
	Lagenda Properties Bhd	1,004,300	248,986
	Land & General Bhd	13,569,120	261,030
#	LBS Bina Group Bhd	5,781,393	495,292
*	Leong Hup International Bhd	1,106,500	106,506
#	Lii Hen Industries Bhd	2,139,900	377,703
#	Lingkaran Trans Kota Holdings Bhd	940,500	994,859
#Ω	Lotte Chemical Titan Holding Bhd	1,668,375	462,685
#	LPI Capital Bhd	535,440	1,404,482
#	Magni-Tech Industries Bhd	1,388,700	499,057
#	Magnum Bhd	4,138,762	1,376,122
#	Mah Sing Group Bhd	8,407,651	909,026
#	Malakoff Corp. Bhd	8,503,100	1,108,133
	Malayan Banking Bhd	7,849,450	14,258,951

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Malayan Flour Mills Bhd	4,682,000	$540,137
*	Malaysia Airports Holdings Bhd	3,753,345	4,745,603
#	Malaysia Building Society Bhd	14,441,367	1,801,631
#	Malaysia Smelting Corp. Bhd	1,039,400	307,969
#	Malaysian Pacific Industries Bhd	491,225	2,501,782
#	Malaysian Resources Corp. Bhd	12,944,957	822,391
#	Matrix Concepts Holdings Bhd	6,207,605	1,861,475
#	Maxis Bhd	5,511,015	4,485,942
#	MBM Resources Bhd	866,110	608,808
	Media Prima Bhd	1,753,200	157,410
	Mega First Corp. Bhd	3,714,800	2,578,077
	MISC Bhd	2,285,260	3,497,062
#	MKH Bhd	2,772,375	680,809
#	MNRB Holdings Bhd	3,224,954	586,358
	MPHB Capital Bhd	529,800	106,236
Ω	MR DIY Group M Bhd	122,100	52,201
	Muda Holdings Bhd	875,700	335,120
*	Muhibbah Engineering M Bhd	2,475,650	217,435
*	Mulpha International Bhd	328,540	158,731
	My EG Services Bhd	11,686,601	2,187,881
	Nestle Malaysia Bhd	131,500	3,698,944
	Nylex Malaysia Bhd	20,250	836
#	OCK Group Bhd	2,278,500	207,724
	Oriental Holdings Bhd	957,740	1,348,654
	OSK Holdings Bhd	8,061,267	1,517,576
#	PA Resources Bhd	1,561,800	82,633
	Padini Holdings Bhd	2,390,500	1,710,783
	Panasonic Manufacturing Malaysia Bhd	50,500	246,375
	Pantech Group Holdings Bhd	2,830,131	413,157
	Paramount Corp. Bhd	1,893,175	292,540
	Perak Transit Bhd	2,845,000	592,852
#	Petron Malaysia Refining & Marketing Bhd	672,300	652,795
#	Petronas Chemicals Group Bhd	4,912,900	9,057,546
	Petronas Dagangan Bhd	760,400	3,489,334
	Petronas Gas Bhd	1,268,708	4,588,523
#	PIE Industrial Bhd	276,100	148,658
	PMB Technology Bhd	311,500	266,119
#*	Pos Malaysia Bhd	465,800	58,645
	PPB Group Bhd	1,628,840	5,751,625
#	Press Metal Aluminium Holdings Bhd	6,686,660	6,155,332
	Public Bank Bhd	20,823,155	19,692,437
	QL Resources Bhd	3,498,330	3,789,802
*	Ranhill Utilities Bhd	839,277	68,317
	RCE Capital Bhd	176,800	59,062
*	Revenue Group Bhd	321,900	63,823
	RHB Bank Bhd	6,094,755	7,380,693
	Sam Engineering & Equipment M Bhd	603,600	679,151
#*	Sapura Energy Bhd	40,752,188	301,116
#	Sarawak Oil Palms Bhd	2,354,237	1,280,206
	Scientex Bhd	4,724,984	3,258,246
	SEG International Bhd	533,828	71,153
*	Shangri-La Hotels Malaysia Bhd	440,600	320,203
	Sime Darby Bhd	10,357,087	4,931,557
	Sime Darby Plantation Bhd	4,172,961	3,885,104
#	Sime Darby Property Bhd	12,436,087	1,196,003
#	SKP Resources Bhd	5,269,025	1,774,759
#	SP Setia Bhd Group	7,593,259	769,274
#	Sports Toto Bhd	5,249,150	2,014,509
††	Sumatec Resources Bhd	786,700	150

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Sunway Bhd	6,948,690	$2,351,942
#	Sunway Construction Group Bhd	1,820,519	586,048
#	Supermax Corp. Bhd	4,399,200	898,153
	Suria Capital Holdings Bhd	261,280	57,597
#	Syarikat Takaful Malaysia Keluarga Bhd	2,703,975	1,888,139
#	Ta Ann Holdings Bhd	1,848,123	1,544,243
#	Taliworks Corp. Bhd	2,261,466	432,413
	Tan Chong Motor Holdings Bhd	864,500	202,945
#	TASCO Bhd	858,600	157,995
	Telekom Malaysia Bhd	2,775,528	3,264,331
#	Tenaga Nasional Bhd	3,862,281	6,878,031
	Thong Guan Industries Bhd	1,129,400	647,863
	TIME dotCom Bhd	4,601,580	4,429,938
#	Top Glove Corp. Bhd	24,705,160	4,158,268
#*	Tropicana Corp. Bhd	5,073,732	1,415,522
	TSH Resources Bhd	5,470,650	1,226,171
*	Tune Protect Group Bhd	200,800	11,479
#	Uchi Technologies Bhd	1,678,340	1,200,228
	UEM Edgenta Bhd	1,879,800	429,287
#*	UEM Sunrise Bhd	6,171,145	267,757
#	UMW Holdings Bhd	1,908,406	1,355,815
#	Unisem M Bhd	1,060,700	596,683
	United Malacca Bhd	226,150	257,358
#	United Plantations Bhd	415,400	1,252,189
#	UOA Development Bhd	6,377,800	2,106,081
	UWC Bhd	1,702,800	1,338,024
#*	Velesto Energy Bhd	17,587,292	447,643
	ViTrox Corp. Bhd	1,262,100	1,898,752
#	VS Industry Bhd	5,662,800	1,013,129
#	WCT Holdings Bhd	5,075,940	391,884
#	Wellcall Holdings Bhd	3,033,450	725,604
	Westports Holdings Bhd	3,424,000	2,428,376
*	Widad Group Bhd	862,400	76,662
#	Yinson Holdings Bhd	8,181,880	3,669,461
*	YNH Property Bhd	4,424,693	3,832,264
#	YTL Corp. Bhd	19,830,294	2,369,716
#	YTL Power International Bhd	6,249,387	932,048

TOTAL MALAYSIA			354,089,493

MEXICO — (2.7%)
#*	ALEATICA SAB de CV	54,542	89,894
	Alfa SAB de CV, Class A	27,388,079	18,191,446
#	Alpek SAB de CV	4,032,777	5,658,467
*	Alsea SAB de CV	3,515,071	6,752,314
	America Movil SAB de CV	10,596,365	10,001,112
#	America Movil SAB de CV, Sponsored ADR, Class L	3,735,424	70,263,325
	Arca Continental SAB de CV	1,100,829	8,993,094
#*	Axtel SAB de CV	8,395,745	589,012
#Ω	Banco del Bajio SA	1,963,104	5,526,772
#	Becle SAB de CV	690,236	1,461,783
	Bolsa Mexicana de Valores SAB de CV	3,036,202	5,504,486
*	Cemex SAB de CV	1,380,264	537,810
#*	Cemex SAB de CV, Sponsored ADR	3,538,117	13,657,132
#	Coca-Cola Femsa SAB de CV, Sponsored ADR	90,624	5,690,281
	Coca-Cola Femsa SAB de CV	328,303	2,064,963
	Consorcio ARA SAB de CV	8,643,162	1,374,146
#*	Controladora Vuela Cia de Aviacion SAB de CV, ADR	270,308	2,265,181
*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	1,003,438	849,324
	Corp Actinver SAB de CV	61,598	38,551

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Corp Interamericana de Entretenimiento SAB de CV, Class B	222,600	$104,486
#	Corp. Inmobiliaria Vesta SAB de CV	3,664,907	7,985,365
	Corp. Moctezuma SAB de CV	398,200	1,183,767
	Cydsa SAB de CV	6,129	4,021
	Dine SAB de CV	7,300	8,401
	El Puerto de Liverpool SAB de CV, Class C1	609,496	3,114,081
#*††	Empresas ICA SAB de CV	4,691,828	22,733
*	Financiera Independencia SAB de CV SOFOM ENR	122,895	49,622
	Fomento Economico Mexicano SAB de CV	339,660	2,436,747
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	99,012	7,091,239
	GCC SAB de CV	1,026,187	6,402,209
#	Genomma Lab Internacional SAB de CV, Class B	6,561,852	5,050,636
	Gentera SAB de CV	7,718,020	7,915,518
#	Gruma SAB de CV, Class B	1,168,502	13,484,984
#	Grupo Aeroportuario del Centro Norte SAB de CV	1,420,922	11,331,231
#	Grupo Aeroportuario del Pacifico SAB de CV, ADR	28,907	4,482,319
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,095,634	16,993,857
	Grupo Aeroportuario del Sureste SAB de CV, Class B	383,246	8,993,988
	Grupo Bimbo SAB de CV, Class A	4,703,703	18,235,069
#	Grupo Carso SAB de CV	2,081,819	8,395,364
	Grupo Comercial Chedraui SA de CV	2,728,411	11,029,043
#	Grupo Elektra SAB de CV	234,011	11,751,928
#	Grupo Financiero Banorte SAB de CV, Class O	5,618,112	45,734,881
#*	Grupo Financiero Inbursa SAB de CV, Class O	6,774,568	12,456,342
*	Grupo Gigante SAB de CV	41,000	57,083
	Grupo Herdez SAB de CV	1,790,052	3,589,500
*	Grupo Hotelero Santa Fe SAB de CV	306,056	62,098
	Grupo Industrial Saltillo SAB de CV	320,237	499,274
	Grupo KUO SAB de CV, Class B	271,325	568,313
	Grupo Mexico SAB de CV, Class B	9,571,463	34,478,136
#*	Grupo Pochteca SAB de CV	386,111	165,646
#	Grupo Rotoplas SAB de CV	435,275	659,075
*	Grupo Sanborns SAB de CV	611,992	756,766
*	Grupo Simec SAB de CV, Sponsored ADR	5,555	163,484
#*	Grupo Simec SAB de CV, Class B	1,299,357	12,985,045
#	Grupo Televisa SAB, Sponsored ADR	1,878,081	9,859,925
#	Grupo Televisa SAB	2,650,967	2,809,787
#*Ω	Grupo Traxion SAB de CV	197,295	230,923
*	Hoteles City Express SAB de CV	2,213,204	608,790
	Industrias Bachoco SAB de CV, Sponsored ADR	34,937	1,714,009
	Industrias Bachoco SAB de CV, Class B	1,487,230	6,074,126
*	Industrias CH SAB de CV, Class B	1,955,380	21,611,523
#	Industrias Penoles SAB de CV	862,690	9,666,674
	Kimberly-Clark de Mexico SAB de CV, Class A	4,782,905	7,536,582
#	La Comer SAB de CV	5,254,715	9,653,845
	Megacable Holdings SAB de CV	3,629,653	7,560,480
#*	Minera Frisco SAB de CV, Class A1	5,848,090	702,491
#*Ω	Nemak SAB de CV	14,602,283	3,950,348
	Operadora de Sites Mexicanos SA de CV, Class A	5,949,086	6,548,709
	Orbia Advance Corp. SAB de CV	7,055,317	11,868,658
#*	Organizacion Cultiba SAB de CV	194,351	106,921
	Organizacion Soriana SAB de CV, Class B	3,347,298	5,110,572
	Promotora y Operadora de Infraestructura SAB de CV	1,254,474	9,436,572
	Promotora y Operadora de Infraestructura SAB de CV, Class L	23,958	111,368
#	Qualitas Controladora SAB de CV	1,291,998	5,070,047
	Regional SAB de CV	2,016,718	14,056,870
#*	Sitios Latinoamerica SAB de CV	546,768	161,991
*	Unifin Financiera SAB de CV	7,820	647
*	Vista Energy SAB de CV, ADR	41,438	548,225

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Vitro SAB de CV, Class A	423,513	$379,415
#	Wal-Mart de Mexico SAB de CV	5,324,992	20,571,084

TOTAL MEXICO			573,701,926

PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	186,787	172,647
*	Cementos Pacasmayo SAA, ADR	39,716	212,480
#	Cia de Minas Buenaventura SAA, ADR	157,251	1,091,322
	Credicorp Ltd.	146,617	21,458,864
††	Fossal SAA, ADR	291	439
	Intercorp Financial Services, Inc.	2,452	60,319

TOTAL PERU			22,996,071

PHILIPPINES — (0.8%)
	8990 Holdings, Inc.	780,700	129,435
	A Soriano Corp.	818,000	125,581
	Aboitiz Equity Ventures, Inc.	4,701,100	4,620,358
	Aboitiz Power Corp.	4,358,100	2,387,320
	ACEN Corp.	8,128,450	883,842
††	ACR Mining Corp.	11,905	690
*	AgriNurture, Inc.	197,900	23,464
	AllHome Corp.	749,000	35,760
	Alliance Global Group, Inc.	25,869,894	4,035,440
	Alsons Consolidated Resources, Inc.	3,329,000	46,666
	Apex Mining Co., Inc.	13,799,000	342,048
*	Apollo Global Capital, Inc.	68,540,000	33,149
*	Atlas Consolidated Mining & Development Corp.	4,306,100	243,149
	Ayala Corp.	390,400	4,530,513
	Ayala Land, Inc.	6,154,220	2,731,177
*	AyalaLand Logistics Holdings Corp.	4,224,200	235,297
	Bank of the Philippine Islands	3,718,016	6,183,295
	BDO Unibank, Inc.	5,698,913	12,596,791
*	Belle Corp.	28,836,700	568,321
*	Bloomberry Resorts Corp.	26,269,100	3,194,077
*	Cebu Air, Inc.	2,085,740	1,305,251
*	Cebu Holdings, Inc.	2,065,000	172,648
*Ω	CEMEX Holdings Philippines, Inc.	23,615,267	274,183
	Century Pacific Food, Inc.	6,067,150	2,492,950
	Century Properties Group, Inc.	1,153,062	6,962
	China Banking Corp.	2,066,890	926,107
	COL Financial Group, Inc.	1,337,000	72,250
*	Converge Information & Communications Technology Solutions, Inc.	2,221,100	475,711
	Cosco Capital, Inc.	15,599,700	1,062,684
	D&L Industries, Inc.	16,743,300	2,274,558
*	DITO CME Holdings Corp.	768,900	39,200
	DMCI Holdings, Inc.	28,933,800	4,769,530
	DoubleDragon Corp.	4,051,390	393,541
	Eagle Cement Corp.	436,200	155,842
	East West Banking Corp.	6,059,450	613,327
*	Emperador, Inc.	4,235,300	1,433,152
	Filinvest Development Corp.	267,400	29,468
	Filinvest Land, Inc.	121,976,687	1,642,158
	First Gen Corp.	790,300	212,551
	First Philippine Holdings Corp.	2,595,920	2,740,526
	Global Ferronickel Holdings, Inc.	15,615,756	606,331
*	Global-Estate Resorts, Inc.	488,000	7,071
	Globe Telecom, Inc.	95,449	3,848,069
	GT Capital Holdings, Inc.	419,802	3,001,591

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*	Holcim Philippines, Inc.	155,100	$10,402
*	Integrated Micro-Electronics, Inc.	5,987,440	520,027
	International Container Terminal Services, Inc.	2,587,362	7,756,051
	JG Summit Holdings, Inc.	6,901,306	5,166,138
	Jollibee Foods Corp.	1,314,277	5,271,988
	LT Group, Inc.	12,909,600	1,804,629
*	MacroAsia Corp.	1,707,196	136,221
	Manila Electric Co	525,750	2,741,204
	Manila Water Co., Inc.	10,346,400	2,923,066
*	Max’s Group, Inc.	1,368,500	102,930
*	Megawide Construction Corp.	5,375,270	321,174
	Megaworld Corp.	73,422,300	2,648,798
	Metro Pacific Investments Corp.	49,086,500	3,105,730
	Metropolitan Bank & Trust Co.	5,258,439	4,720,929
	Nickel Asia Corp.	23,126,040	1,937,015
*	Petron Corp.	22,616,000	974,748
*	Philcomsat Holdings Corp.	410,332	2,257
	Philex Mining Corp.	5,820,350	232,163
*	Philippine National Bank	2,756,366	914,627
	Philippine Stock Exchange, Inc.	84,552	240,876
*††	Philtown Properties, Inc.	16,675	0
*	Phoenix Petroleum Philippines, Inc.	2,579,970	379,162
	Pilipinas Shell Petroleum Corp.	1,919,540	571,455
#	PLDT, Inc., Sponsored ADR	133,205	3,665,802
	PLDT, Inc.	305,790	8,623,258
	Premium Leisure Corp.	26,286,000	199,386
	Puregold Price Club, Inc.	7,358,280	3,817,949
*	PXP Energy Corp.	2,088,200	212,171
	RFM Corp.	6,096,300	399,280
	Rizal Commercial Banking Corp.	2,919,464	1,144,627
	Robinsons Land Corp.	21,054,018	5,417,139
	Robinsons Retail Holdings, Inc.	2,369,000	2,198,315
	San Miguel Corp.	3,648,930	6,064,845
	San Miguel Food & Beverage, Inc.	665,190	420,578
	Security Bank Corp.	2,363,338	3,538,716
	Semirara Mining & Power Corp.	5,764,900	3,504,901
	Shakey’s Pizza Asia Ventures, Inc.	366,600	46,025
	SM Investments Corp.	260,440	3,711,886
	SM Prime Holdings, Inc.	9,935,190	5,425,836
*	Top Frontier Investment Holdings, Inc.	155,417	280,171
	Union Bank of the Philippines	2,615,797	3,486,523
	Universal Robina Corp.	2,624,170	5,551,666
	Vista Land & Lifescapes, Inc.	56,990,800	1,700,413
	Vistamalls, Inc.	912,800	53,128
	Wilcon Depot, Inc.	4,008,100	2,037,045

TOTAL PHILIPPINES			175,483,284

POLAND — (0.7%)
*	11 bit studios SA	5,965	672,934
	AB SA	2,538	21,795
#*	Agora SA	224,320	234,693
*	Alior Bank SA	687,719	4,228,079
#*Ω	Allegro.eu SA	187,054	907,240
	Alumetal SA	19,143	265,633
#	Amica SA	28,248	420,056
*	AmRest Holdings SE	246,351	946,942
	Apator SA	59,963	173,479
#	ASBISc Enterprises PLC	198,727	898,714
#	Asseco Poland SA	65,476	942,065

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
#	Asseco South Eastern Europe SA	15,414	$135,509
#	Auto Partner SA	94,420	229,179
	Bank Handlowy w Warszawie SA	140,316	1,816,080
#*	Bank Millennium SA	3,382,650	3,081,316
*	Bank Ochrony Srodowiska SA	110,048	176,896
	Bank Polska Kasa Opieki SA	341,353	5,594,591
*	Benefit Systems SA	1,294	167,606
#*	Bioton SA	193,900	143,540
	Boryszew SA	1,598,176	1,485,491
	Budimex SA	86,126	4,323,977
#*	CCC SA	176,062	1,357,099
#	CD Projekt SA	96,628	2,567,478
#	Celon Pharma SA	26,332	74,421
#*	CI Games SA	1,041,561	588,907
#*	Ciech SA	282,731	1,981,009
#	Cognor Holding SA	503,296	388,696
#	ComArch SA	14,836	434,958
	Creepy Jar SA	671	85,475
	Cyfrowy Polsat SA	923,627	3,458,138
	Develia SA	1,249,758	518,691
*Ω	Dino Polska SA	91,353	5,962,821
	Dom Development SA	26,371	466,067
	Echo Investment SA	10,980	6,922
*	Enea SA	1,761,139	1,922,236
*	Eurocash SA	508,650	1,214,204
	Fabryki Mebli Forte SA	103,536	403,236
*	Famur SA	813,975	524,253
	Firma Oponiarska Debica SA	13,808	145,838
#	Globe Trade Centre SA	254,305	323,966
*	Grupa Azoty SA	335,911	2,301,443
#	Grupa Kety SA	62,311	6,428,196
#	ING Bank Slaski SA	86,700	3,020,872
	Inter Cars SA	32,597	2,456,057
#*	Jastrzebska Spolka Weglowa SA	309,273	2,682,199
	Kernel Holding SA	494,413	1,710,902
	KGHM Polska Miedz SA	381,447	7,626,080
	KRUK SA	109,663	6,385,956
*	Lentex SA	27,547	45,559
	LiveChat Software SA	50,857	1,181,933
	LPP SA	4,186	7,253,288
#*	Lubawa SA	24,192	11,723
#	Lubelski Wegiel Bogdanka SA	91,574	640,737
#*	mBank SA	47,609	2,665,092
#*	Mercator Medical SA	9,426	95,191
	Mirbud SA	255,904	170,838
#	Mo-BRUK SA	6,692	400,595
	Neuca SA	4,207	537,330
	NEWAG SA	511	1,453
#	Orange Polska SA	2,152,548	2,713,974
*	PGE Polska Grupa Energetyczna SA	3,005,547	3,425,565
#*	PKP Cargo SA	143,779	366,684
	PlayWay SA	1,574	92,994
#*	Polimex-Mostostal SA	344,412	245,885
	Polski Koncern Naftowy Orlen SA	1,862,487	21,387,920
*	Polskie Gornictwo Naftowe i Gazownictwo SA	2,915,427	3,143,759
	Powszechna Kasa Oszczednosci Bank Polski SA	881,719	4,804,816
#	Powszechny Zaklad Ubezpieczen SA	974,327	5,458,484
	Santander Bank Polska SA	40,800	2,166,402
*	Selvita SA	656	11,605

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
#	Stalexport Autostrady SA	986,549	$529,517
*	Tauron Polska Energia SA	7,123,851	2,890,413
	TEN Square Games SA	780	16,836
#	Tim SA	52,129	294,946
	Votum SA	178	1,313
#	VRG SA	1,129,068	808,088
#	Warsaw Stock Exchange	109,599	741,745
*	Wawel SA	149	13,096
	Wirtualna Polska Holding SA	20,581	400,025
Ω	XTB SA	189,877	1,084,264
#*	Zespol Elektrowni Patnow Adamow Konin SA	67,283	385,280

TOTAL POLAND			145,889,285

QATAR — (0.8%)
	Aamal Co.	9,405,304	2,905,093
	Al Khaleej Takaful Group QSC	1,215,599	882,536
	Al Meera Consumer Goods Co. QSC	492,307	2,367,225
*	Alijarah Holding Co. QPSC	2,531,649	627,870
	Baladna	6,105,776	2,774,503
	Barwa Real Estate Co.	5,134,762	4,791,327
	Commercial Bank PSQC	2,449,757	4,234,474
*	Dlala Brokerage & Investments Holding Co. QSC	380,501	175,034
	Doha Bank QPSC	5,443,560	3,296,372
	Doha Insurance Co. QSC	546,834	308,753
*	Estithmar Holding QPSC	4,157,516	2,075,291
*	Gulf International Services QSC	11,801,409	5,890,898
	Gulf Warehousing Co.	1,045,282	1,226,259
	Industries Qatar QSC	1,501,074	6,498,172
*	Lesha Bank LLC	4,872,814	1,639,192
	Mannai Corp. QSC	532,598	1,110,960
	Masraf Al Rayan QSC	6,333,165	6,672,853
*	Mazaya Real Estate Development QPSC	6,250,185	1,433,742
	Medicare Group	748,195	1,430,285
	Mesaieed Petrochemical Holding Co.	3,886,041	2,423,687
	Ooredoo QPSC	1,825,320	4,893,668
	Qatar Aluminum Manufacturing Co.	11,563,223	5,144,765
	Qatar Electricity & Water Co. QSC	1,183,949	6,013,241
	Qatar Fuel QSC	707,581	3,707,064
	Qatar Gas Transport Co. Ltd.	11,687,390	13,158,289
	Qatar Industrial Manufacturing Co. QSC	441,157	427,655
	Qatar Insurance Co. SAQ	2,581,401	1,530,282
	Qatar International Islamic Bank QSC	1,750,465	5,559,975
	Qatar Islamic Bank SAQ	2,336,751	15,636,188
	Qatar Islamic Insurance Group	94,299	230,070
	Qatar National Bank QPSC	7,622,173	41,736,328
	Qatar National Cement Co. QSC	1,002,671	1,254,213
	Qatar Navigation QSC	1,492,422	4,202,940
*	Salam International Investment Ltd. QSC	8,177,736	1,741,093
	United Development Co. QSC	14,478,495	5,695,103
	Vodafone Qatar QSC	11,688,748	5,373,502
*	Widam Food Co.	482,411	368,910
	Zad Holding Co.	46,851	221,798

TOTAL QATAR			169,659,610

RUSSIA — (0.0%)
*††	Etalon Group PLC,GDR	405,070	0
*††	Gazprom PJSC,Sponsored ADR	4,512,952	0
*††	Globaltrans Investment PLC,GDR	391,653	0

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
*††	Lukoil PJSC,Sponsored ADR	627,750	$0
*††	Magnitogorsk Iron & Steel Works PJSC,GDR	604,821	0
*††	Mechel PJSC, Sponsored ADR	137,372	0
*††	MMC Norilsk Nickel PJSC,ADR	1,014,840	0
*††	Mobile TeleSystems PJSC, ADR	279,109	0
*††	Novatek PJSC,GDR	35,141	0
*††	Novolipetsk Steel PJSC,GDR	199,492	0
*††	PhosAgro PJSC	1,846	0
*††	PhosAgro PJSC,GDR	286,515	0
*††	Polyus PJSC, GDR	30,972	0
*††	Ros Agro PLC,GDR	136,289	0
*††	Rosneft Oil Co. PJSC, GDR	2,172,010	0
*††	Rostelecom PJSC,Sponsored ADR	405,087	0
*††	RusHydro PJSC,ADR	4,546,575	0
*††	Sberbank of Russia PJSC,Sponsored ADR	3,144,384	0
*††	Severstal PAO,GDR	286,030	0
*††	Tatneft PJSC,Sponsored ADR	412,671	0
*††	VK Co. Ltd.,GDR	123,722	0
*††	VTB Bank PJSC,GDR	7,638,337	0
*††	X5 Retail Group NV,GDR	220,443	0
SAUDI ARABIA — (4.3%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	179,890	866,744
	Abdullah Al Othaim Markets Co.	302,639	9,142,633
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	70,332	598,341
	Advanced Petrochemical Co.	604,040	7,109,332
*	Al Alamiya for Cooperative Insurance Co.	162,374	653,283
	Al Babtain Power & Telecommunication Co.	210,031	1,258,128
*	Al Etihad Cooperative Insurance Co.	232,782	838,894
*	Al Gassim Investment Holding Co.	110,105	650,874
	Al Hammadi Holding	490,887	5,871,624
*	Al Hassan Ghazi Ibrahim Shaker Co.	206,770	1,234,819
	Al Jouf Agricultural Development Co.	105,918	1,215,768
*	Al Jouf Cement Co.	532,853	1,641,466
*	Al Kathiri Holding Co.	34,283	395,138
*	Al Khaleej Training & Education Co.	357,118	1,502,526
	Al Moammar Information Systems Co.	120,429	3,390,690
*	Al Rajhi Bank	2,891,961	65,577,726
*	Al Rajhi Co. for Co-operative Insurance	153,597	4,184,568
*	Al Sagr Cooperative Insurance Co.	55,358	268,413
	Al Yamamah Steel Industries Co.	260,451	2,069,771
*	AlAbdullatif Industrial Investment Co.	273,898	1,293,912
	Alandalus Property Co.	317,233	1,340,224
	Alaseel Co.	146,031	1,657,563
*	Al-Baha Development & Investment Co.	86,328	324,799
	Aldrees Petroleum & Transport Services Co.	244,387	4,717,123
	Alinma Bank	2,480,415	24,744,533
*	AlJazira Takaful Ta’awuni Co.	269,993	1,100,044
*	Allianz Saudi Fransi Cooperative Insurance Co.	277,005	1,000,720
	Allied Cooperative Insurance Group	3,472	11,110
	Almarai Co. JSC	776,345	11,625,872
	Al-Omran Industrial & Trading Co.	12,767	290,266
	Alujain Corp.	223,789	2,795,349
	Arab National Bank	839,145	7,205,560
*	Arab Sea Information Systems Co.	23,774	525,866
*	Arabia Insurance Cooperative Co.	13,688	45,975
	Arabian Cement Co.	492,901	4,928,682
	Arabian Centres Co. Ltd.	589,472	3,062,806
*	Arabian Shield Cooperative Insurance Co.	219,559	1,027,895
	Arriyadh Development Co.	874,042	4,719,566

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Astra Industrial Group	374,315	$5,480,369
	Ataa Educational Co.	110,569	1,558,887
	Baazeem Trading Co.	37,714	680,607
*	Bank AlBilad	1,602,230	21,637,130
	Bank Al-Jazira	1,826,755	11,365,540
	Banque Saudi Fransi	632,155	7,266,608
*	Basic Chemical Industries Ltd.	156,305	1,519,998
*	Batic Investments & Logistic Co.	118,692	747,316
	Bawan Co.	364,298	3,638,334
	Bupa Arabia for Cooperative Insurance Co.	201,126	10,329,897
*	Buruj Cooperative Insurance Co.	158,857	682,551
*	Chubb Arabia Cooperative Insurance Co.	96,023	421,371
	City Cement Co.	679,207	3,670,712
*	Co. for Cooperative Insurance	415,209	9,357,378
	Dallah Healthcare Co.	208,563	8,891,400
*	Dar Al Arkan Real Estate Development Co.	2,630,706	9,412,142
	Dr Sulaiman Al Habib Medical Services Group Co.	127,538	7,693,449
*	Dur Hospitality Co.	471,933	2,674,425
	Eastern Province Cement Co.	402,614	4,740,330
	Electrical Industries Co.	248,202	1,774,150
*	Emaar Economic City	3,338,999	8,525,747
	Etihad Etisalat Co.	2,739,059	26,666,321
*	Fawaz Abdulaziz Al Hokair & Co.	331,761	1,527,071
	Fitaihi Holding Group	124,494	1,284,922
*	Gulf General Cooperative Insurance Co.	239,997	533,821
	Gulf Insurance Group	276,739	1,912,021
*	Gulf Union Cooperative Insurance Co.	80,553	178,910
	Hail Cement Co.	444,020	1,504,697
	Halwani Brothers Co.	93,046	1,453,844
*	Herfy Food Services Co.	234,670	2,447,264
	Jarir Marketing Co.	213,739	9,323,000
*	Jazan Energy & Development Co.	205,568	745,108
	L’Azurde Co. for Jewelry	366,144	1,403,559
	Leejam Sports Co. JSC	152,397	3,206,780
	Maharah Human Resources Co.	217,828	3,495,968
*	Malath Cooperative Insurance Co.	184,432	632,210
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	431,273	1,110,301
*	Methanol Chemicals Co.	420,210	3,441,359
*	Middle East Healthcare Co.	395,264	3,399,650
	Middle East Paper Co.	273,930	3,794,272
*	Middle East Specialized Cables Co.	193,658	609,445
*	Mobile Telecommunications Co. Saudi Arabia	5,332,669	18,418,459
	Mouwasat Medical Services Co.	157,656	9,177,649
	Najran Cement Co.	882,781	2,982,501
*	Nama Chemicals Co.	138,015	1,657,981
*	National Agriculture Development Co.	363,434	2,522,012
	National Co. for Glass Industries	151,129	1,552,705
	National Co. for Learning & Education	71,378	1,127,258
	National Gas & Industrialization Co.	169,850	2,426,872
	National Gypsum	124,098	872,631
*	National Industrialization Co.	2,349,088	8,351,564
	National Medical Care Co.	167,586	3,119,682
*	National Metal Manufacturing & Casting Co.	53,935	277,968
	Northern Region Cement Co.	828,539	2,584,264
	Qassim Cement Co.	245,327	4,921,980
*	Rabigh Refining & Petrochemical Co.	3,553,583	12,882,748
*	Raydan Food Co.	44,219	308,054
	Riyad Bank	2,985,353	28,532,203
	SABIC Agri-Nutrients Co.	649,789	27,454,810

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Sahara International Petrochemical Co.	2,478,229	$26,680,287
*	Saudi Airlines Catering Co.	136,035	2,801,339
*	Saudi Arabian Cooperative Insurance Co.	137,061	473,997
*	Saudi Arabian Mining Co.	2,208,717	49,162,117
Ω	Saudi Arabian Oil Co.	3,871,702	35,931,400
	Saudi Automotive Services Co.	243,218	2,046,781
	Saudi Basic Industries Corp.	1,804,653	42,374,183
	Saudi British Bank	1,756,798	20,350,011
*††	Saudi Cable Co.	5,172	15,210
	Saudi Cement Co.	511,127	7,249,496
	Saudi Ceramic Co.	442,307	4,872,722
	Saudi Chemical Co. Holding	391,094	3,054,345
*	Saudi Co. For Hardware CJSC	148,155	1,327,394
	Saudi Electricity Co.	1,560,308	11,203,763
*	Saudi Ground Services Co.	443,665	3,071,797
	Saudi Industrial Investment Group	1,586,291	9,476,997
	Saudi Industrial Services Co.	520,281	3,086,392
	Saudi Investment Bank	882,628	4,257,783
*	Saudi Kayan Petrochemical Co.	5,294,850	18,547,840
*	Saudi Marketing Co.	209,028	1,208,258
	Saudi National Bank	1,957,751	30,942,710
*	Saudi Paper Manufacturing Co.	64,524	481,922
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	271,299	1,912,088
*	Saudi Printing & Packaging Co.	174,930	813,859
*	Saudi Public Transport Co.	536,770	2,414,949
*	Saudi Real Estate Co.	966,209	3,234,972
*	Saudi Reinsurance Co.	440,638	1,559,979
*	Saudi Research & Media Group	230,376	12,340,643
*	Saudi Steel Pipe Co.	115,367	630,663
	Saudi Telecom Co.	3,909,678	42,004,778
	Saudia Dairy & Foodstuff Co.	88,590	5,538,197
	Savola Group	1,218,241	9,491,247
*	Seera Group Holding	1,457,818	7,399,409
*	Sinad Holding Co.	546,281	1,845,108
	Southern Province Cement Co.	352,950	5,144,252
*	Tabuk Agriculture	28,962	141,441
	Tabuk Cement Co.	437,531	2,033,601
*	Takween Advanced Industries Co.	273,669	774,143
	Umm Al-Qura Cement Co.	309,538	1,529,450
	United Electronics Co.	256,349	5,215,025
	United International Transportation Co.	377,294	4,591,896
	United Wire Factories Co.	185,932	1,488,024
*	Walaa Cooperative Insurance Co.	374,137	1,353,730
*	Yamama Cement Co.	863,451	6,750,301
	Yanbu Cement Co.	512,205	5,681,530
	Yanbu National Petrochemical Co.	874,578	10,398,654
	Zahrat Al Waha For Trading Co.	88,838	845,870
*	Zamil Industrial Investment Co.	301,831	1,436,135

TOTAL SAUDI ARABIA			915,985,496

SOUTH AFRICA — (3.9%)
	Absa Group Ltd.	3,059,956	33,228,744
	Adcock Ingram Holdings Ltd.	524,822	1,364,010
	Adcorp Holdings Ltd.	391,159	110,996
	Advtech Ltd.	4,515,703	4,378,894
	AECI Ltd.	1,237,332	6,224,587
	African Rainbow Minerals Ltd.	895,364	12,608,619
	Afrimat Ltd.	177,449	463,633
	Alexander Forbes Group Holdings Ltd.	1,344,553	362,818

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Altron Ltd., Class A	390,373	$186,342
#	Alviva Holdings Ltd.	1,098,634	1,374,797
	Anglo American Platinum Ltd.	131,282	10,453,466
	AngloGold Ashanti Ltd., Sponsored ADR	1,301,969	16,990,695
*	ArcelorMittal South Africa Ltd.	1,399,662	358,696
	Aspen Pharmacare Holdings Ltd.	1,478,832	12,164,762
	Astral Foods Ltd.	383,984	3,686,871
#	AVI Ltd.	2,109,767	8,450,653
#	Barloworld Ltd.	2,299,295	12,867,349
	Bid Corp. Ltd.	701,314	11,285,666
	Bidvest Group Ltd.	1,340,804	15,491,861
*	Blue Label Telecoms Ltd.	3,630,809	1,019,938
#*	Brait PLC	4,298,176	1,019,554
#	Capitec Bank Holdings Ltd.	92,707	9,599,516
	Cashbuild Ltd.	164,174	1,715,000
	Caxton & CTP Publishers & Printers Ltd.	47,312	24,454
#*	City Lodge Hotels Ltd.	1,360,644	310,563
#	Clicks Group Ltd.	982,316	16,642,894
	Coronation Fund Managers Ltd.	1,481,435	2,644,550
	Curro Holdings Ltd.	618,170	284,197
	DataTec Ltd.	3,911,977	8,796,597
Ω	Dis-Chem Pharmacies Ltd.	1,536,612	2,808,667
*	Discovery Ltd.	1,352,117	8,843,961
*	Distell Group Holdings Ltd.	348,539	3,293,245
	DRDGOLD Ltd.	1,066,232	550,359
	enX Group Ltd.	111,064	34,075
	Exxaro Resources Ltd.	1,169,591	13,033,001
	Famous Brands Ltd.	455,808	1,398,644
	FirstRand Ltd.	9,056,506	31,661,370
	Foschini Group Ltd.	1,874,640	11,720,645
#	Gold Fields Ltd., Sponsored ADR	3,492,476	27,520,711
	Grand Parade Investments Ltd.	370,203	68,352
	Grindrod Ltd.	3,559,561	2,008,537
	Grindrod Shipping Holdings Ltd.	95,457	2,462,140
	Harmony Gold Mining Co. Ltd.	1,318,388	3,651,333
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	3,667,172	10,268,082
	Hudaco Industries Ltd.	252,299	1,879,333
	Impala Platinum Holdings Ltd.	3,706,092	37,945,420
	Investec Ltd.	1,558,637	7,663,301
	Italtile Ltd.	811,174	607,185
	JSE Ltd.	585,936	3,237,546
	KAP Industrial Holdings Ltd.	13,484,727	3,391,104
	Kumba Iron Ore Ltd.	196,460	3,695,906
	Lewis Group Ltd.	1,036,370	2,716,779
	Life Healthcare Group Holdings Ltd.	10,362,164	11,135,192
*	Massmart Holdings Ltd.	661,128	2,201,829
	Merafe Resources Ltd.	7,535,722	509,070
	Metair Investments Ltd.	1,704,866	2,569,794
	MiX Telematics Ltd., Sponsored ADR	40,982	328,676
	Momentum Metropolitan Holdings	10,006,032	9,346,532
	Motus Holdings Ltd.	1,046,707	6,608,512
	Mpact Ltd.	1,397,429	2,129,064
	Mr Price Group Ltd.	920,979	8,864,207
	MTN Group Ltd.	9,331,749	65,951,691
	MultiChoice Group	1,614,044	10,549,080
*	Murray & Roberts Holdings Ltd.	2,700,527	698,660
*	Nampak Ltd.	3,648,399	373,970
	Naspers Ltd., Class N	149,977	15,459,899
	Nedbank Group Ltd.	1,417,432	16,780,685

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
#	NEPI Rockcastle NV	1,365,618	$6,863,826
	Netcare Ltd.	7,711,363	6,558,693
	Ninety One Ltd.	1,416,085	3,329,845
#*	Northam Platinum Holdings Ltd.	1,634,544	15,291,368
	Oceana Group Ltd.	728,590	2,197,515
	Old Mutual Ltd.	13,439,245	7,628,545
	Omnia Holdings Ltd.	1,925,223	7,553,299
Ω	Pepkor Holdings Ltd.	6,769,278	8,366,085
#	Pick n Pay Stores Ltd.	2,776,251	8,924,049
*	PPC Ltd.	9,943,367	1,206,835
#	PSG Konsult Ltd.	985,908	588,869
*	Purple Group Ltd.	19,409	1,919
	Raubex Group Ltd.	1,557,887	2,431,082
	RCL Foods Ltd.	234,589	140,086
	Reunert Ltd.	1,647,021	4,139,248
	RFG Holdings Ltd.	538,736	307,821
	Royal Bafokeng Platinum Ltd.	552,294	4,442,245
	Sanlam Ltd.	4,688,066	13,665,438
	Santam Ltd.	258,456	3,575,551
*	Sappi Ltd.	6,787,159	20,909,912
	Sasol Ltd.	1,052,464	17,691,965
#	Sasol Ltd., Sponsored ADR	517,378	8,707,472
	Shoprite Holdings Ltd.	1,126,730	14,341,643
	Sibanye Stillwater Ltd.	9,218,585	21,591,991
#	Sibanye Stillwater Ltd., ADR	1,073,687	10,081,924
*	Southern Sun Ltd.	453,254	106,226
	SPAR Group Ltd.	1,025,790	8,695,488
#	Spur Corp. Ltd.	581,516	658,453
	Stadio Holdings Ltd.	35,941	7,746
	Standard Bank Group Ltd.	3,417,066	31,899,125
*	Steinhoff International Holdings NV	8,464,022	870,995
	Sun International Ltd.	1,553,694	2,795,597
#	Super Group Ltd.	4,478,814	6,339,514
#*	Telkom SA SOC Ltd.	3,868,375	7,682,904
#	Tiger Brands Ltd.	947,056	9,582,568
	Transaction Capital Ltd.	1,525,868	3,410,924
*	Trencor Ltd.	752,676	243,814
	Truworths International Ltd.	2,762,383	7,861,356
	Tsogo Sun Gaming Ltd.	2,724,507	1,708,542
	Vodacom Group Ltd.	1,097,125	7,473,077
*	Wilson Bayly Holmes-Ovcon Ltd.	512,266	2,690,839
	Woolworths Holdings Ltd.	3,952,154	13,552,688

TOTAL SOUTH AFRICA			824,194,361

SOUTH KOREA — (11.6%)
*	3S Korea Co. Ltd.	69,140	116,937
	ABco Electronics Co. Ltd.	44,153	325,928
*	Able C&C Co. Ltd.	9,420	28,927
	ABOV Semiconductor Co. Ltd.	79,114	559,393
*	Abpro Bio Co. Ltd.	780,310	285,029
*	Actoz Soft Co. Ltd.	34,843	157,513
	Actro Co. Ltd.	1,907	8,182
	ADTechnology Co. Ltd.	31,575	365,868
#	Advanced Nano Products Co. Ltd.	23,322	1,517,408
#	Advanced Process Systems Corp.	67,299	812,745
	Aekyung Chemical Co. Ltd.	80,793	525,751
	Aekyung Industrial Co. Ltd.	37,660	290,347
*	AeroSpace Technology of Korea, Inc.	76,140	224,741
	AfreecaTV Co. Ltd.	47,915	2,667,674

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#*	Agabang&Company	97,060	$213,158
	Ahnlab, Inc.	26,388	1,152,765
*	AIIT ONE Co. Ltd.	14,548	9,959
*	Air Busan Co. Ltd.	54,956	75,137
	AJ Networks Co. Ltd.	143,265	589,944
#*	Ajin Industrial Co. Ltd.	283,426	549,654
	AJINEXTEK Co. Ltd.	13,275	80,747
	AK Holdings, Inc.	32,243	255,047
#*	Alteogen, Inc.	29,310	752,561
*	ALUKO Co. Ltd.	318,003	560,323
#*	Amicogen, Inc.	29,549	393,304
*	Aminologics Co. Ltd.	122,330	163,964
*	Amo Greentech Co. Ltd.	34,645	368,679
#	Amorepacific Corp.	29,422	1,910,260
#	Amorepacific Group	101,488	1,757,174
*	Amotech Co. Ltd.	25,681	392,226
*	Anam Electronics Co. Ltd.	294,483	381,487
#*	Ananti, Inc.	319,509	1,183,597
*	Anapass, Inc.	15,631	273,647
*	Anterogen Co. Ltd.	10,963	109,736
*	Apact Co. Ltd.	62,424	216,107
	APLUS Asset Advisor Co., Ltd.	8,381	32,202
*	Aprogen Healthcare & Games, Inc.	31,571	9,081
*	Aprogen pharmaceuticals, Inc.	1,445,054	561,982
*	Aprogen, Inc.	916,127	670,057
	APS Holdings Corp.	65,382	549,785
*	Aptamer Sciences, Inc.	4,796	25,972
	APTC Co. Ltd.	71,930	702,003
*	Aroot Co. Ltd.	562,919	201,515
	Asia Cement Co. Ltd.	124,820	810,579
	ASIA Holdings Co. Ltd.	6,768	517,338
	Asia Pacific Satellite, Inc.	18,143	114,423
	Asia Paper Manufacturing Co. Ltd.	39,026	1,001,758
*	Asiana Airlines, Inc.	65,155	472,546
*	ASTORY Co. Ltd.	13,733	198,351
	Atec Co. Ltd.	36,496	225,444
*	A-Tech Solution Co. Ltd.	36,570	245,711
	Atinum Investment Co. Ltd.	262,898	502,674
*	ATON, Inc.	8,496	152,393
	AUK Corp.	162,034	239,703
#	Aurora World Corp.	31,833	170,696
	Austem Co. Ltd.	68,783	71,590
#	Autech Corp.	71,225	292,683
	Avaco Co. Ltd.	28,900	346,413
*	Avatec Co. Ltd.	12,740	156,474
	Baiksan Co. Ltd.	64,445	388,626
*††	Barun Electronics Co. Ltd.	895	3,985
*	Barunson Entertainment & Arts Corp.	216,495	124,574
	Bcworld Pharm Co. Ltd.	14,426	69,387
*	Benoholdings, Inc.	39,276	96,413
	BGF Co. Ltd.	239,783	548,933
	BGF retail Co. Ltd.	24,997	3,268,909
#	BH Co. Ltd.	137,309	2,317,100
*	BHI Co. Ltd.	32,827	116,661
*	Binex Co. Ltd.	74,292	579,639
	Binggrae Co. Ltd.	43,415	1,136,358
#*	Bioneer Corp.	59,430	1,108,191
#*	BioSmart Co. Ltd.	73,541	169,318
*	Biotoxtech Co. Ltd.	35,542	181,776

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	BIT Computer Co. Ltd.	54,650	$216,639
	Bixolon Co. Ltd.	15,244	82,962
*	BL Pharmtech Corp.	118,629	65,217
	Bluecom Co. Ltd.	74,176	209,899
	BNK Financial Group, Inc.	1,103,312	4,958,168
	Boditech Med, Inc.	85,728	619,453
*	Bohae Brewery Co. Ltd.	405,514	178,612
	BoKwang Industry Co. Ltd.	62,071	254,992
	Bolak Co. Ltd.	39,990	40,245
	Bookook Securities Co. Ltd.	9,158	116,035
#	Boryung	150,897	1,110,760
*	Bosung Power Technology Co. Ltd.	76,359	213,065
	Brand X Co. Ltd.	5,080	16,468
*	Bridge Biotherapeutics, Inc.	14,251	95,547
*	Bucket Studio Co. Ltd.	176,492	134,569
#	Bukwang Pharmaceutical Co. Ltd.	105,235	556,754
*	Bumyang Construction Co. Ltd.	3,250	7,223
	Busan Industrial Co. Ltd.	1,322	58,564
	BusinessOn Communication Co. Ltd.	7,502	40,588
	BYC Co. Ltd.	598	154,227
*	BYON Co. Ltd.	68	42
	Byucksan Corp.	211,230	287,728
*	Caelum Co. Ltd.	22,433	47,155
#*	Cafe24 Corp.	39,553	279,713
*	CammSys Corp.	168,678	246,945
	Camus Engineering & Construction, Inc.	152,240	181,282
	Cape Industries Ltd.	109,568	379,601
*	Capro Corp.	189,178	292,390
#	Caregen Co. Ltd.	9,114	608,117
*	Carelabs Co. Ltd.	50,464	258,225
#	Cell Biotech Co. Ltd.	7,669	60,220
#	Celltrion Healthcare Co. Ltd.	51,947	2,527,407
#*	Celltrion Pharm, Inc.	23,856	1,131,680
#	Celltrion, Inc.	114,519	15,393,499
*	Cellumed Co. Ltd.	47,334	143,802
*	Central Motek Co. Ltd.	16,522	150,547
*	Chabiotech Co. Ltd.	94,810	876,170
	Changhae Ethanol Co. Ltd.	22,808	178,363
*	Charm Engineering Co. Ltd.	107,454	65,228
*	Cheil Bio Co. Ltd.	650	606
	Cheil Worldwide, Inc.	321,355	5,506,505
*	Chemon, Inc.	57,194	88,546
	Chemtronics Co. Ltd.	80,307	886,050
*	Chemtros Co. Ltd.	42,941	261,695
	Cheryong Electric Co. Ltd.	36,800	244,009
*	ChinHung International, Inc.	246,030	211,958
	Chinyang Holdings Corp.	117,186	246,957
	Chips&Media, Inc.	16,422	183,327
*	Choa Pharmaceutical Co.	83,140	129,104
*	Choil Aluminum Co. Ltd.	376,620	617,421
	Chokwang Paint Ltd.	41,828	221,337
#	Chong Kun Dang Pharmaceutical Corp.	37,043	2,181,951
	Chongkundang Holdings Corp.	18,849	694,404
#	Choong Ang Vaccine Laboratory	21,935	160,681
*	Chorokbaem Healthcare Co. Ltd.	91,725	35,541
*	Chorokbaem Media Co. Ltd.	81,197	594,642
	Chosun Refractories Co. Ltd.	3,954	212,307
#	Chunbo Co. Ltd.	7,620	1,165,499
*	CITYLABS Co. Ltd.	45,143	20,052

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	CJ CheilJedang Corp.	41,157	$11,949,594
	CJ Corp.	106,389	5,354,468
	CJ ENM Co. Ltd.	55,421	2,849,664
	CJ Freshway Corp.	45,703	1,023,457
#*	CJ Logistics Corp.	42,481	2,616,178
#*	CJ Seafood Corp.	77,976	145,183
#	CKD Bio Corp.	21,707	331,746
#	Classys, Inc.	60,768	655,333
	Clean & Science Co. Ltd.	23,249	114,386
	CLIO Cosmetics Co. Ltd.	14,021	122,772
*	Cloud Air Co. Ltd.	107,625	70,513
*	CMG Pharmaceutical Co. Ltd.	248,985	370,579
*	CoAsia Corp.	39,329	172,535
*	CoAsia Optics Corp.	30,000	31,436
*	CODI-M Co. Ltd.	60,627	26,090
*	Com2uS Holdings Corp.	23,920	723,342
#	Com2uSCorp.	51,839	2,579,367
	Commax Co. Ltd.	639	1,414
*	Comtec Systems Co. Ltd.	452,379	198,669
*	ContentreeJoongAng Corp.	9,676	149,175
*	Coreana Cosmetics Co. Ltd.	54,514	107,681
*	Corentec Co. Ltd.	16,556	105,361
*	COSMAX NBT, Inc.	35,299	95,273
#	Cosmax, Inc.	74,310	2,383,791
*	Cosmecca Korea Co. Ltd.	36,441	166,036
*	CosmoAM&T Co. Ltd.	40,375	1,895,803
*	Cosmochemical Co. Ltd.	58,289	1,027,497
#	Coway Co. Ltd.	200,792	7,785,887
#	Coweaver Co. Ltd.	28,980	137,485
#	Cowell Fashion Co. Ltd.	166,221	591,769
	Cowintech Co. Ltd.	12,020	213,537
#	Creas F&C Co. Ltd.	18,475	257,507
*	Creative & Innovative System	130,591	1,192,883
	Creverse, Inc.	1,230	17,850
	Crown Confectionery Co. Ltd.	19,479	111,207
	CROWNHAITAI Holdings Co. Ltd.	49,318	210,609
*	CrystalGenomics, Inc.	183,222	437,549
*	CS Bearing Co. Ltd.	26,378	137,053
#	CS Wind Corp.	16,548	681,686
*	CTC BIO, Inc.	42,492	201,728
	CTK Co. Ltd.	17,959	72,144
*	Cube Entertainment, Inc.	2,680	32,745
	Cuckoo Holdings Co. Ltd.	38,924	443,556
#	Cuckoo Homesys Co. Ltd.	71,543	1,439,918
*	Curexo, Inc.	8,560	42,900
*	Curo Co. Ltd.	536,031	122,600
*	CUROCOM Co. Ltd.	169,474	95,209
	Cymechs, Inc.	47,447	400,660
*	D&C Media Co. Ltd.	2,490	22,328
#	D.I Corp.	90,260	278,008
*	DA Technology Co. Ltd.	49,610	123,870
	Dae Han Flour Mills Co. Ltd.	6,886	622,924
	Dae Hwa Pharmaceutical Co. Ltd.	33,963	241,584
	Dae Hyun Co. Ltd.	179,333	265,722
*	Dae Won Chemical Co. Ltd.	59,802	113,318
	Dae Won Kang Up Co. Ltd.	227,143	406,248
*	Dae Young Packaging Co. Ltd.	322,708	334,937
*	Dae Yu Co. Ltd.	20,309	48,000
#*	Daea TI Co. Ltd.	144,672	288,694

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Daebo Magnetic Co. Ltd.	1,540	$65,221
	Daebongls Co. Ltd.	18,298	97,901
#	Daechang Co. Ltd.	436,202	391,136
*	Daechang Solution Co. Ltd.	275,824	45,855
	Daedong Corp.	137,516	1,104,119
	Daeduck Co. Ltd.	91,338	386,274
	Daeduck Electronics Co. Ltd.	196,439	3,381,347
	Daehan New Pharm Co. Ltd.	81,304	492,157
	Daehan Steel Co. Ltd.	101,612	871,974
*	DAEHO AL Co. Ltd.	41,075	38,986
*	Dae-Il Corp.	116,815	327,236
#	Daejoo Co. Ltd.	28,720	54,311
	Daejoo Electronic Materials Co. Ltd.	16,120	1,013,929
	Daejung Chemicals & Metals Co. Ltd.	18,985	236,748
	Daekyo Co. Ltd.	74,807	120,453
	Daelim B&Co Co. Ltd.	63,415	170,418
*	Daemyung Sonoseason Co. Ltd.	171,845	83,756
#	Daeryuk Can Co. Ltd.	73,845	217,250
#	Daesang Corp.	182,226	2,677,163
	Daesang Holdings Co. Ltd.	114,153	566,722
*	Daesung Eltec Co. Ltd.	168,466	74,081
	Daesung Energy Co. Ltd.	13,173	101,809
*	Daesung Fine Tech Co. Ltd.	68,357	87,394
	Daesung Holdings Co. Ltd.	4,095	283,690
*	Daesung Industrial Co. Ltd.	130,500	374,330
*	Daesung Private Equity, Inc.	60,041	114,609
*	Daewon Cable Co. Ltd.	143,273	118,368
*	Daewon Media Co. Ltd.	41,596	345,073
#	Daewon Pharmaceutical Co. Ltd.	112,699	1,330,969
	Daewon San Up Co. Ltd.	77,011	297,555
#*	Daewoo Electronic Components Co. Ltd.	84,386	90,553
*	Daewoo Engineering & Construction Co. Ltd.	952,494	2,805,030
#*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	110,995	1,423,556
	Daewoong Co. Ltd.	65,915	953,780
#	Daewoong Pharmaceutical Co. Ltd.	10,423	1,180,016
*	Dahaam E-Tec Co. Ltd.	1,420	41,869
	Daihan Pharmaceutical Co. Ltd.	39,298	769,208
	Daishin Information & Communication	67,690	63,564
	Daishin Securities Co. Ltd.	263,771	2,580,826
*	Daiyang Metal Co. Ltd.	42,300	99,046
#*	Danal Co. Ltd.	227,028	919,610
*	Danawa Co. Ltd.	37,501	449,510
#	Daol Investment & Securities Co. Ltd.	318,994	691,995
	Daou Data Corp.	143,338	1,562,228
	Daou Technology, Inc.	232,303	2,948,085
*	Dasan Networks, Inc.	153,836	434,532
#	Dawonsys Co. Ltd.	61,221	733,103
*	Dayou Automotive Seat Technology Co. Ltd.	247,431	115,626
*	Dayou Plus Co. Ltd.	342,871	197,660
	DB Financial Investment Co. Ltd.	254,025	716,926
#	DB HiTek Co. Ltd.	191,033	5,913,241
	DB Insurance Co. Ltd.	359,554	14,190,132
*	DB, Inc.	744,696	393,630
	DCM Corp.	29,903	293,504
*	Dentis Co. Ltd.	6,576	33,580
	Dentium Co. Ltd.	25,751	1,376,415
#	Deutsch Motors, Inc.	184,790	809,534
#*	Development Advance Solution Co. Ltd.	31,713	118,647
	Device ENG Co. Ltd.	37,221	405,356

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Dexter Studios Co. Ltd.	13,549	$87,546
	DGB Financial Group, Inc.	1,387,747	6,608,173
	DI Dong Il Corp.	92,330	930,080
	Digital Chosun Co. Ltd.	98,164	159,227
	Digital Daesung Co. Ltd.	88,111	394,897
*	Digital Imaging Technology Co. Ltd., Class C	6,500	25,945
*	DIO Corp.	39,408	548,216
	Display Tech Co. Ltd.	59,980	205,064
	DL Construction Co. Ltd.	55,042	507,523
#	DL E&C Co. Ltd.	189,052	4,561,094
#	DL Holdings Co. Ltd.	75,397	3,249,080
*††	DMOA Co. Ltd.	348,388	115,446
	DMS Co. Ltd.	139,166	457,703
	DN Automotive Corp.	17,368	705,966
	DNF Co. Ltd.	39,299	362,687
	Dohwa Engineering Co. Ltd.	41,553	260,904
	Dong A Eltek Co. Ltd.	23,880	104,307
	Dong Ah Tire & Rubber Co. Ltd.	29,142	237,162
	Dong-A Hwasung Co. Ltd.	65,300	352,366
	Dong-A Socio Holdings Co. Ltd.	16,949	1,211,983
	Dong-A ST Co. Ltd.	32,934	1,258,853
#	Dong-Ah Geological Engineering Co. Ltd.	59,866	553,449
*	Dongbang Transport Logistics Co. Ltd.	337,592	507,780
	Dongbu Corp.	85,543	408,382
#	Dongil Industries Co. Ltd.	10,978	1,375,905
#	Dongjin Semichem Co. Ltd.	160,589	3,379,328
	Dongkoo Bio & Pharma Co. Ltd.	56,383	222,764
	DongKook Pharmaceutical Co. Ltd.	114,750	1,263,121
	Dongkuk Industries Co. Ltd.	228,864	754,045
	Dongkuk Steel Mill Co. Ltd.	649,817	5,206,800
	Dongkuk Structures & Construction Co. Ltd.	81,399	296,999
#	Dongsuh Cos., Inc.	63,233	904,530
	Dongsung Chemical Co. Ltd.	234,483	726,262
	Dongsung Finetec Co. Ltd.	59,797	462,908
*	Dongsung Pharmaceutical Co. Ltd.	14,117	66,371
*	Dongwha Enterprise Co. Ltd.	12,073	555,045
	Dongwha Pharm Co. Ltd.	129,820	821,685
	Dongwon Development Co. Ltd.	339,394	847,085
	Dongwon F&B Co. Ltd.	11,750	1,063,537
	Dongwon Industries Co. Ltd.	11,680	1,884,853
#	Dongwon Systems Corp.	21,938	706,106
*	Dongwoo Farm To Table Co. Ltd.	15,270	29,127
	Dongyang E&P, Inc.	44,988	397,250
*	Dongyang Steel Pipe Co. Ltd.	301,477	214,359
	Doosan Bobcat, Inc.	183,631	4,309,628
#	Doosan Co. Ltd.	23,385	1,266,969
*	Doosan Enerbility Co. Ltd.	367,701	3,411,668
#*	Doosan Fuel Cell Co. Ltd.	40,468	772,272
	Doosan Tesna, Inc.	47,420	886,138
	DoubleUGames Co. Ltd.	76,321	2,565,008
	Douzone Bizon Co. Ltd.	65,587	1,401,813
*	Dream Security Co. Ltd.	144,659	274,707
	Dreamtech Co. Ltd.	177,029	1,188,993
*	Dreamus Co.	47,338	87,650
	Drgem Corp.	17,592	118,481
*	DRTECH Corp.	78,354	76,266
*	DSC Investment, Inc.	69,323	200,616
*	DSK Co. Ltd.	33,266	134,853
*	Duckshin Housing Co. Ltd.	32,944	37,365

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#*	Duk San Neolux Co. Ltd.	49,522	$1,330,163
*	Duksan Hi-Metal Co. Ltd.	50,410	202,928
*	Duksan Techopia Co. Ltd.	14,836	181,161
	Duksung Co. Ltd.	13,484	46,833
	DY Corp.	130,490	496,904
	DY POWER Corp.	69,411	532,561
	DYPNF Co. Ltd.	5,728	164,120
*	E Investment&Development Co. Ltd.	185,440	129,937
#*	E& Corp. Co. Ltd.	86,152	158,292
*	E&D Co. Ltd.	10,843	221,817
*	E&M Co. Ltd.	612,407	158,573
	E1 Corp.	16,818	504,044
	Eagle Veterinary Technology Co. Ltd.	19,725	83,807
	Eagon Industrial Ltd.	55,023	288,445
	Easy Bio, Inc.	154,386	415,222
	Easy Holdings Co. Ltd.	352,791	711,143
#	eBEST Investment & Securities Co. Ltd.	109,317	387,284
#	Echo Marketing, Inc.	74,962	738,028
*	EcoBio Holdings Co. Ltd.	30,883	109,781
	Ecoplastic Corp.	216,572	460,558
#	Ecopro BM Co. Ltd.	71,839	5,786,193
	Ecopro Co. Ltd.	41,576	4,127,330
	Ecopro HN Co. Ltd.	4,281	154,783
	e-Credible Co. Ltd.	17,635	211,519
*	Eehwa Construction Co. Ltd.	34,748	100,081
*	EG Corp.	12,698	64,400
*	Ehwa Technologies Information Co. Ltd.	425,150	208,968
*	Elcomtec Co. Ltd.	43,742	24,595
	Elentec Co. Ltd.	57,707	490,523
	e-LITECOM Co. Ltd.	41,079	156,134
	E-MART, Inc.	64,566	3,827,643
*	EMKOREA Co. Ltd.	109,856	217,141
	EM-Tech Co. Ltd.	69,727	1,335,471
*	Enex Co. Ltd.	54,107	33,352
	ENF Technology Co. Ltd.	67,695	1,084,853
*	Enplus Co. Ltd.	75,432	263,186
#*	Enzychem Lifesciences Corp.	127,350	170,509
	Eo Technics Co. Ltd.	22,516	1,027,851
*	Eone Diagnomics Genome Center Co. Ltd.	19,122	29,113
	Estechpharma Co. Ltd.	52,748	270,740
*	ESTsoft Corp.	17,527	120,791
*	E-TRON Co. Ltd.	1,461,912	160,888
*	Eubiologics Co. Ltd.	15,591	113,442
	Eugene Corp.	396,397	945,902
	Eugene Investment & Securities Co. Ltd.	535,206	860,746
#	Eugene Technology Co. Ltd.	71,275	1,075,292
	Eusu Holdings Co. Ltd.	84,717	410,174
*	EV Advanced Material Co. Ltd.	79,322	93,903
*	Ewon Comfortech Co. Ltd.	26,487	158,054
*	E-World	114,780	125,905
*	Exem Co. Ltd.	110,273	278,019
	Exicon Co. Ltd.	27,407	174,964
*	ezCaretech Co. Ltd.	3,370	42,228
#	F&F Co. Ltd.	81,725	8,326,797
	Farmsco	61,885	159,575
	FarmStory Co. Ltd.	163,954	232,019
#	Fila Holdings Corp.	278,752	6,384,191
	Fine M-Tec Co. Ltd.	20,938	111,269
#	Fine Semitech Corp.	55,090	520,584

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Fine Technix Co. Ltd.	11,390	$18,838
*	Finetek Co. Ltd.	82,202	63,402
*	Firstec Co. Ltd.	71,326	151,182
*	Flask Co. Ltd.	92,101	97,180
*	FNC Entertainment Co. Ltd.	1,734	5,616
	Foosung Co. Ltd.	265,159	2,300,094
*	FSN Co. Ltd.	44,862	131,758
	Fursys, Inc.	12,434	239,084
*	FutureChem Co. Ltd.	36,615	246,649
	Gabia, Inc.	53,321	381,088
	Galaxia Moneytree Co. Ltd.	29,422	104,111
	Gaon Cable Co. Ltd.	19,423	227,421
*	GemVax & Kael Co. Ltd.	56,141	487,671
	Gemvaxlink Co. Ltd.	401,468	291,304
*	Genematrix, Inc.	4,211	13,757
*	Genexine, Inc.	40,796	639,617
*	Genie Music Corp.	69,833	184,829
*	GenNBio, Inc.	49,516	56,599
	GENOLUTION, Inc.	20,539	148,962
	Genoray Co. Ltd.	26,427	148,188
	Geumhwa PSC Co. Ltd.	10,739	210,532
*	Gigalane Co. Ltd.	72,743	61,117
#	Global Standard Technology Co. Ltd.	58,899	815,682
	GMB Korea Corp.	62,781	213,542
	GnCenergy Co. Ltd.	35,497	85,743
*	GNCO Co. Ltd.	32,196	9,869
#	Golfzon Co. Ltd.	22,537	1,820,850
	Golfzon Newdin Holdings Co. Ltd.	157,907	595,871
*††	Good People Co. Ltd.	56,672	7,870
#	Gradiant Corp.	57,108	546,355
#*	Grand Korea Leisure Co. Ltd.	76,207	758,425
	Green Chemical Co. Ltd.	47,001	324,425
#	Green Cross Corp.	11,176	998,229
	Green Cross Holdings Corp.	127,378	1,548,098
	Green Cross Wellbeing Corp.	18,849	83,251
	GS Engineering & Construction Corp.	301,298	4,578,149
#*	GS Global Corp.	370,284	699,751
	GS Holdings Corp.	343,205	11,070,264
	GS Retail Co. Ltd.	273,647	4,872,686
	Gwangju Shinsegae Co. Ltd.	17,981	397,353
	Haatz, Inc.	26,590	96,566
	Hae In Corp.	46,546	202,544
	HAESUNG DS Co. Ltd.	59,671	1,586,699
	Haesung Industrial Co. Ltd.	21,315	153,938
	Haitai Confectionery & Foods Co. Ltd.	57,685	238,021
*	Han Chang Corp.	144,537	87,319
	Han Kuk Carbon Co. Ltd.	139,435	1,083,842
	Hana Financial Group, Inc.	1,014,001	29,316,148
	Hana Materials, Inc.	39,603	849,521
*	Hana Micron, Inc.	267,813	1,751,541
	Hana Pharm Co. Ltd.	28,131	282,133
#*	Hanall Biopharma Co. Ltd.	63,930	635,354
	HanChang Paper Co. Ltd.	196,172	205,018
*	Hancom WITH, Inc.	41,824	99,193
#*	Hancom, Inc.	47,245	433,304
	Handok, Inc.	51,546	585,711
	Handsome Co. Ltd.	118,725	2,088,107
#	Hanil Cement Co. Ltd.	150,794	1,193,441
	Hanil Feed Co. Ltd.	47,789	205,983

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hanil Holdings Co. Ltd.	78,732	$557,645
	Hanil Hyundai Cement Co. Ltd.	13,000	165,816
	Hanil Iron & Steel Co. Ltd.	79,870	163,043
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	21,557	57,168
#*	Hanjin Kal Corp.	12,473	347,720
	Hanjin Transportation Co. Ltd.	64,178	868,739
*	Hankook Cosmetics Manufacturing Co. Ltd.	4,649	58,597
	Hankook Shell Oil Co. Ltd.	4,380	765,389
*	Hankook Technology, Inc.	161,324	90,941
	Hankook Tire & Technology Co. Ltd.	325,824	8,345,735
*	Hankuk Steel Wire Co. Ltd.	70,173	192,095
	Hanla IMS Co. Ltd.	6,528	22,882
#	Hanmi Pharm Co. Ltd.	15,954	2,830,483
	Hanmi Science Co. Ltd.	16,662	373,866
	Hanmi Semiconductor Co. Ltd.	232,064	1,916,116
#	HanmiGlobal Co. Ltd.	19,885	552,791
	Hannong Chemicals, Inc.	21,885	208,116
#	Hanon Systems	441,867	2,414,493
*	Hans Biomed Corp.	16,970	112,273
#	Hansae Co. Ltd.	129,188	1,334,290
	Hansae Yes24 Holdings Co. Ltd.	104,148	337,328
	Hanshin Construction Co. Ltd.	64,081	395,859
	Hanshin Machinery Co	65,020	313,384
	Hansol Chemical Co. Ltd.	38,665	5,021,879
	Hansol Holdings Co. Ltd.	328,343	727,820
#	Hansol HomeDeco Co. Ltd.	481,896	356,151
*	Hansol IONES Co. Ltd.	98,993	457,845
	Hansol Logistics Co. Ltd.	162,689	294,753
	Hansol Paper Co. Ltd.	165,985	1,587,760
*	Hansol Technics Co. Ltd.	195,654	713,065
#	Hanssem Co. Ltd.	26,396	692,935
#	Hanwha Aerospace Co. Ltd.	126,552	5,893,712
	Hanwha Corp.	237,352	4,223,238
*	Hanwha General Insurance Co. Ltd.	538,678	1,390,163
	Hanwha Investment & Securities Co. Ltd.	812,205	1,398,496
#*	Hanwha Life Insurance Co. Ltd.	1,932,465	2,958,545
*	Hanwha Solutions Corp.	148,050	4,892,852
	Hanyang Eng Co. Ltd.	87,410	832,937
	Hanyang Securities Co. Ltd.	50,490	307,240
	Harim Co. Ltd.	371,760	700,893
	Harim Holdings Co. Ltd.	179,360	885,003
*	HB SOLUTION Co. Ltd.	18,954	183,892
#	HB Technology Co. Ltd.	312,891	401,261
	HD Hyundai Co. Ltd.	209,499	8,943,356
	HDC Holdings Co. Ltd.	151,278	579,476
#	HDC Hyundai Development Co. Engineering & Construction, Class E	298,415	2,091,530
	HDC Hyundai Engineering Plastics Co. Ltd.	93,492	254,658
	HDCLabs Co. Ltd.	24,286	126,920
	Hecto Financial Co. Ltd.	10,904	177,356
	Hecto Innovation Co. Ltd.	52,139	479,030
*	Helixmith Co. Ltd.	71,446	625,737
*	Heungkuk Fire & Marine Insurance Co. Ltd.	153,839	318,331
*	HFR, Inc.	39,518	838,859
	High Tech Pharm Co. Ltd.	23,431	149,969
	HIMS Co. Ltd.	11,976	48,235
#	Hite Jinro Co. Ltd.	118,712	2,134,515
	Hitejinro Holdings Co. Ltd.	58,912	417,284
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	168,018	358,343
*	HJ Shipbuilding & Construction Co. Ltd.	99,769	245,422

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	HL D&I Halla Corp.	184,916	$368,623
	HL Holdings Corp.	58,411	1,290,160
#	HL Mando Co. Ltd.	154,250	5,340,702
*	HLB Global Co. Ltd.	25,718	143,618
#*	HLB Life Science Co. Ltd.	233,906	1,987,930
*	HLB Therapeutics Co. Ltd.	57,806	548,344
*	HLB, Inc.	49,286	1,397,289
	HLscience Co. Ltd.	6,080	78,278
#	HMM Co. Ltd.	1,355,791	18,136,324
*	Home Center Holdings Co. Ltd.	421,452	320,460
*	Homecast Co. Ltd.	85,344	246,425
#	Hotel Shilla Co. Ltd.	112,072	5,103,449
	HS Industries Co. Ltd.	304,928	803,654
*	HSD Engine Co. Ltd.	152,932	701,558
*	Hugel, Inc.	13,393	1,049,171
*	Humax Co. Ltd.	157,218	388,315
	Humedix Co. Ltd.	30,432	449,468
*	Huneed Technologies	79,988	349,347
#	Huons Co. Ltd.	43,784	959,690
	Huons Global Co. Ltd.	41,448	513,957
	Husteel Co. Ltd.	89,340	328,346
	Huvis Corp.	129,579	447,340
#	Huvitz Co. Ltd.	57,550	445,343
#	Hwa Shin Co. Ltd.	129,780	810,085
	Hwacheon Machine Tool Co. Ltd.	3,319	73,014
#*	Hwail Pharm Co. Ltd.	240,998	368,073
#	Hwangkum Steel & Technology Co. Ltd.	67,513	339,578
	Hwaseung Corp. Co. Ltd.	66,618	62,158
	Hwaseung Enterprise Co. Ltd.	55,525	343,046
	HwaSung Industrial Co. Ltd.	60,803	470,861
	Hy-Lok Corp.	55,381	801,593
	Hyosung Advanced Materials Corp.	11,136	2,487,582
*	Hyosung Chemical Corp.	16,834	1,195,569
#	Hyosung Corp.	39,455	1,895,522
*	Hyosung Heavy Industries Corp.	38,298	1,539,744
#	Hyosung TNC Corp.	25,952	4,755,168
	HyosungITX Co. Ltd.	9,080	83,755
	Hyundai Autoever Corp.	6,288	521,463
	Hyundai Bioland Co. Ltd.	39,649	336,432
	Hyundai BNG Steel Co. Ltd.	81,483	593,460
	Hyundai Construction Equipment Co. Ltd.	91,986	2,770,093
	Hyundai Corp.	49,866	566,314
	Hyundai Corp. Holdings, Inc.	28,838	205,325
	Hyundai Department Store Co. Ltd.	92,429	3,505,618
#*	Hyundai Doosan Infracore Co. Ltd.	1,197,141	4,654,055
*	Hyundai Electric & Energy System Co. Ltd.	53,173	1,280,054
	Hyundai Elevator Co. Ltd.	141,930	2,507,793
*	Hyundai Energy Solutions Co. Ltd.	10,587	436,699
	Hyundai Engineering & Construction Co. Ltd.	254,801	6,229,208
*	HYUNDAI EVERDIGM Corp.	8,126	46,585
	Hyundai Ezwel Co. Ltd.	44,504	160,729
	Hyundai Futurenet Co. Ltd.	283,959	525,460
	Hyundai Glovis Co. Ltd.	79,243	9,658,709
#	Hyundai Greenfood Co. Ltd.	330,294	1,507,826
	Hyundai Home Shopping Network Corp.	40,309	1,266,344
	Hyundai Livart Furniture Co. Ltd.	86,141	508,545
	Hyundai Marine & Fire Insurance Co. Ltd.	425,328	9,932,741
#*	Hyundai Mipo Dockyard Co. Ltd.	21,829	1,404,845
	Hyundai Mobis Co. Ltd.	119,180	18,279,746

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Motor Co.	333,785	$38,464,869
	Hyundai Motor Securities Co. Ltd.	149,128	963,656
	Hyundai Pharmaceutical Co. Ltd.	63,333	222,353
*	Hyundai Rotem Co. Ltd.	53,666	915,738
	Hyundai Steel Co.	430,148	8,464,369
	Hyundai Wia Corp.	77,554	3,317,710
	Hyungkuk F&B Co. Ltd.	40,315	68,828
#*††	Hyupjin Co. Ltd.	19,800	2,085
	HyVision System, Inc.	51,268	547,251
*	I&C Technology Co. Ltd.	9,046	16,590
	i3system, Inc.	16,781	185,899
*	iA, Inc.	683,750	333,909
	ICD Co. Ltd.	73,621	436,842
	IDIS Holdings Co. Ltd.	8,252	63,409
*	IHQ, Inc.	415,336	155,498
	Il Sung Construction Co. Ltd.	41,239	65,974
*	Iljin Display Co. Ltd.	21,887	17,948
	Iljin Electric Co. Ltd.	94,365	289,187
	Iljin Holdings Co. Ltd.	132,692	373,314
#	Iljin Materials Co. Ltd.	26,776	1,136,169
	Iljin Power Co. Ltd.	26,649	241,609
#	Ilshin Spinning Co. Ltd.	10,804	788,110
*	Ilshin Stone Co. Ltd.	114,355	90,980
††	ilShinbiobase Co. Ltd.	80,228	95,654
	Ilsung Pharmaceuticals Co. Ltd.	4,839	361,293
	Ilyang Pharmaceutical Co. Ltd.	68,072	848,504
*	iMarketKorea, Inc.	122,114	882,340
	InBody Co. Ltd.	65,366	940,671
*	INCON Co. Ltd.	39,539	31,305
	Incross Co. Ltd.	26,725	298,865
	Industrial Bank of Korea	1,065,430	7,808,119
#*	Infinitt Healthcare Co. Ltd.	50,590	163,150
	InfoBank Corp.	11,959	101,585
*	Inhwa Precision Co. Ltd.	11,515	102,882
	INITECH Co. Ltd.	70	160
*	InkTec Co. Ltd.	7,257	25,697
*	INNO Instrument, Inc.	63,674	53,803
	Innocean Worldwide, Inc.	59,894	1,687,021
*	Innometry Co. Ltd.	8,065	59,380
	InnoWireless Co. Ltd.	20,982	404,072
#	Innox Advanced Materials Co. Ltd.	111,352	2,131,028
*	Innox Corp.	2,178	31,569
*	Inscobee, Inc.	138,198	148,291
#*	Insun ENT Co. Ltd.	113,111	711,020
*	Insung Information Co. Ltd.	72,270	103,335
	Intekplus Co. Ltd.	47,319	456,916
	Intellian Technologies, Inc.	13,956	610,211
	Intelligent Digital Integrated Security Co. Ltd.	20,760	313,116
*	Interflex Co. Ltd.	55,384	397,558
	Interojo Co. Ltd.	30,289	516,714
	INTOPS Co. Ltd.	96,905	1,890,250
*	iNtRON Biotechnology, Inc.	60,500	374,947
	Inzi Controls Co. Ltd.	66,398	372,429
	INZI Display Co. Ltd.	135,289	156,998
#	IS Dongseo Co. Ltd.	105,219	2,325,209
	ISC Co. Ltd.	53,055	1,127,158
	i-SENS, Inc.	49,339	1,196,726
*	ISU Abxis Co. Ltd.	17,003	70,682
	ISU Chemical Co. Ltd.	65,656	1,157,657

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	IsuPetasys Co. Ltd.	220,497	$908,670
*	ITCEN Co. Ltd.	71,748	185,399
#	ITM Semiconductor Co. Ltd.	18,468	380,208
	It’s Hanbul Co. Ltd.	26,903	269,327
*	Iwin Plus Co. Ltd.	83,891	30,036
*	Jaeyoung Solutec Co. Ltd.	173,969	69,907
*	Jahwa Electronics Co. Ltd.	36,900	481,554
	JB Financial Group Co. Ltd.	1,064,171	5,358,665
	JC Chemical Co. Ltd.	84,616	437,702
	JC Hyun System, Inc.	67,857	171,831
	Jeil Pharmaceutical Co. Ltd.	13,855	173,326
*	Jeju Beer Co. Ltd.	32,746	34,303
*	Jeju Semiconductor Corp.	151,696	405,962
	Jinro Distillers Co. Ltd.	10,945	165,104
#	Jinsung T.E.C.	55,826	422,192
	JLS Co. Ltd.	59,182	308,611
*	JNK Heaters Co. Ltd.	94,526	354,477
*	JNTC Co. Ltd.	69,131	226,427
*	JoyCity Corp.	54,667	160,433
	JS Corp.	38,403	380,652
*	JT Corp.	2,402	12,108
	Jungdawn Co. Ltd.	62,494	90,648
#	Jusung Engineering Co. Ltd.	194,569	1,558,055
#	JVM Co. Ltd.	24,902	304,556
#	JW Holdings Corp.	158,542	312,286
#	JW Life Science Corp.	37,085	305,830
	JW Pharmaceutical Corp.	46,456	609,811
*	JW Shinyak Corp.	74,557	175,042
	JYP Entertainment Corp.	93,138	3,620,694
	Kakao Corp.	61,473	2,180,740
*	Kanglim Co. Ltd.	334,014	276,173
	Kangnam Jevisco Co. Ltd.	26,553	390,127
*	Kangstem Biotech Co. Ltd.	72,965	142,358
*	Kangwon Land, Inc.	77,621	1,251,512
#	KAON Media Co. Ltd.	127,149	524,436
	KB Financial Group, Inc.	1,155,887	38,894,509
	KB Financial Group, Inc., ADR	426,770	14,313,866
	KC Co. Ltd.	56,156	609,883
	KC Green Holdings Co. Ltd.	87,283	152,329
	KC Tech Co. Ltd.	68,360	722,955
	KCC Corp.	19,649	3,355,784
	KCC Engineering & Construction Co. Ltd.	56,901	232,560
	KCC Glass Corp.	81,256	2,204,017
	KCI Ltd.	7,564	44,542
	KCTC	176,886	501,958
#*	KEC Corp.	325,581	585,819
#	KEPCO Engineering & Construction Co., Inc.	10,615	369,419
#	KEPCO Plant Service & Engineering Co. Ltd.	57,669	1,289,681
#*	Kespion Co. Ltd.	65,126	56,254
*	KEYEAST Co. Ltd.	39,205	157,624
	KG Chemical Corp.	82,934	1,336,943
#	KG Dongbu Steel	163,329	889,159
	KG Eco Technology Service Co. Ltd.	102,678	684,591
#	Kginicis Co. Ltd.	131,823	1,186,766
	KGMobilians Co. Ltd.	129,933	517,224
#	KH Vatec Co. Ltd.	71,134	604,858
	Kia Corp.	774,946	36,012,350
*	KidariStudio, Inc.	8,934	39,099
	KINX, Inc.	15,242	549,637

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KISCO Corp.	100,864	$411,750
	KISCO Holdings Co. Ltd.	47,917	433,346
	KISWIRE Ltd.	61,657	775,626
#	KIWOOM Securities Co. Ltd.	96,802	5,477,153
*	KleanNara Co. Ltd.	120,656	246,804
	KL-Net Corp.	101,819	183,425
	KM Corp.	22,188	86,553
*	KMW Co. Ltd.	24,833	411,445
	Knotus Co. Ltd.	68,157	272,969
*	KoBioLabs, Inc.	6,991	54,319
#	Koentec Co. Ltd.	88,224	477,616
	Koh Young Technology, Inc.	168,805	1,412,031
#	Kolmar BNH Co. Ltd.	63,540	959,045
#	Kolmar Korea Co. Ltd.	54,286	1,302,595
	Kolmar Korea Holdings Co. Ltd.	54,832	530,304
	Kolon Corp.	59,629	944,053
	Kolon Global Corp.	59,299	557,092
	Kolon Industries, Inc.	144,421	4,397,831
	Kolon Plastic, Inc.	38,982	265,334
	Komelon Corp.	7,669	54,596
#	KoMiCo Ltd.	30,786	1,003,029
#*	KONA I Co. Ltd.	59,314	644,036
	Kook Soon Dang Brewery Co. Ltd.	58,180	265,051
	Korea Aerospace Industries Ltd.	73,763	2,449,710
*	Korea Airport Service Co. Ltd.	97	2,487
#	Korea Alcohol Industrial Co. Ltd.	101,676	751,827
	Korea Arlico Pharm Co. Ltd.	26,632	97,682
	Korea Asset In Trust Co. Ltd.	374,510	761,986
	Korea Business News Co. Ltd.	21,677	81,530
	Korea Cast Iron Pipe Industries Co. Ltd.	69,516	332,933
	Korea Cement Co. Ltd.	56,014	103,809
#*	Korea Circuit Co. Ltd.	82,399	827,044
	Korea District Heating Corp.	16,668	305,779
#*	Korea Electric Power Corp., Sponsored ADR	581,563	3,413,775
*	Korea Electric Power Corp.	171,677	2,013,169
	Korea Electric Terminal Co. Ltd.	45,655	1,658,489
	Korea Electronic Certification Authority, Inc.	46,611	161,337
	Korea Electronic Power Industrial Development Co. Ltd.	72,062	404,258
	Korea Export Packaging Industrial Co. Ltd.	9,242	164,121
	Korea Flange Co. Ltd.	151,815	255,468
	Korea Gas Corp.	91,408	2,230,730
#	Korea Industrial Co. Ltd.	10,455	35,078
	Korea Information Certificate Authority, Inc.	3,596	11,783
	Korea Investment Holdings Co. Ltd.	263,579	9,149,820
*	Korea Line Corp.	1,397,764	1,928,748
*	Korea Parts & Fasteners Co. Ltd.	40,539	167,883
	Korea Petrochemical Ind Co. Ltd.	28,152	2,334,482
	Korea Petroleum Industries Co.	38,288	289,368
	Korea Pharma Co. Ltd.	5,263	81,710
	Korea Ratings Corp.	3,760	177,372
	Korea Real Estate Investment & Trust Co. Ltd.	871,514	834,151
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	110,548	5,631,469
	Korea United Pharm, Inc.	44,748	745,949
	Korea Zinc Co. Ltd.	17,028	7,636,248
*	Korean Air Lines Co. Ltd.	887,233	14,367,881
	Korean Drug Co. Ltd.	11,632	57,835
	Korean Reinsurance Co.	582,722	3,004,528
#*	Kortek Corp.	64,017	407,110
*	KOSES Co. Ltd.	34,461	178,332

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	KPM Tech Co. Ltd.	148,080	$39,579
*	KPS Corp.	5,740	21,305
	KPX Chemical Co. Ltd.	14,895	499,078
	KSIGN Co. Ltd.	122,686	123,717
	KSS LINE Ltd.	136,658	861,898
*	KT Alpha Co. Ltd.	91,954	337,143
#	KT Corp., Sponsored ADR	309,798	3,937,533
	KT Corp.	35,348	907,557
	KT Skylife Co. Ltd.	196,016	1,125,111
#	KT Submarine Co. Ltd.	63,903	244,084
	KT&G Corp.	243,302	16,340,532
#	KTCS Corp.	226,275	342,771
	Ktis Corp.	203,805	350,234
*	Kuk Young G&M	102,238	89,609
	Kukbo Design Co. Ltd.	21,583	263,285
	Kukdo Chemical Co. Ltd.	21,908	664,759
*	Kukdong Corp.	88,381	64,105
	Kukdong Oil & Chemicals Co. Ltd.	113,784	284,997
#*	Kuk-il Paper Manufacturing Co. Ltd.	231,940	406,998
*	Kukje Pharma Co. Ltd.	33,468	100,262
	Kukjeon Pharmaceutical Co. Ltd.	30,878	165,428
*	Kum Yang Co. Ltd.	51,516	992,624
*	Kumho HT, Inc.	754,608	528,874
#	Kumho Petrochemical Co. Ltd.	115,633	10,600,590
*	Kumho Tire Co., Inc.	604,314	1,306,396
	KUMHOE&C Co. Ltd.	140,791	597,278
	Kumkang Kind Co. Ltd.	142,077	517,787
	Kwang Dong Pharmaceutical Co. Ltd.	237,575	984,740
	Kwang Myung Electric Co. Ltd.	167,538	246,958
*	KX Hitech Co. Ltd.	208,558	192,150
*	KX Innovation Co. Ltd.	119,777	518,845
	Kyeryong Construction Industrial Co. Ltd.	65,870	788,756
	Kyobo Securities Co. Ltd.	128,790	471,573
	Kyochon F&B Co. Ltd.	41,621	304,970
	Kyongbo Pharmaceutical Co. Ltd.	58,038	220,939
	Kyung Dong Navien Co. Ltd.	35,842	865,530
*	Kyung Nam Pharm Co. Ltd.	30,129	38,866
	Kyung Nong Corp.	16,624	107,098
#	Kyungbang Co. Ltd.	84,291	647,389
*	Kyungchang Industrial Co. Ltd.	23,256	31,794
	KyungDong City Gas Co. Ltd.	20,551	337,507
	Kyungdong Pharm Co. Ltd.	106,028	547,210
	Kyung-In Synthetic Corp.	193,928	647,496
#	L&C Bio Co. Ltd.	36,625	576,054
*	L&F Co. Ltd.	12,456	1,962,932
	LabGenomics Co. Ltd.	177,936	898,641
*	Lake Materials Co. Ltd.	150,192	613,092
*	LaonPeople, Inc.	5,901	18,299
#	LB Semicon, Inc.	241,110	1,354,014
	LEADCORP, Inc.	112,131	595,093
	Lee Ku Industrial Co. Ltd.	145,496	308,437
#	LEENO Industrial, Inc.	42,725	4,093,377
	LF Corp.	140,773	1,465,228
	LG Chem Ltd.	58,367	25,613,685
	LG Corp.	190,776	10,590,549
#	LG Display Co. Ltd., ADR	418,226	1,856,923
#	LG Display Co. Ltd.	1,550,615	13,838,142
#	LG Electronics, Inc.	533,689	30,484,438
	LG H&H Co. Ltd.	19,073	6,814,415

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	LG HelloVision Co. Ltd.	441,125	$1,404,481
#	LG Innotek Co. Ltd.	49,873	10,346,864
	LG Uplus Corp.	1,371,744	11,015,489
	LIG Nex1 Co. Ltd.	33,819	2,411,093
	Lion Chemtech Co. Ltd.	46,210	295,942
	LMS Co. Ltd.	112	544
	Lock & Lock Co. Ltd.	99,766	426,690
*	Longtu Korea, Inc.	51,113	102,249
#	LOT Vacuum Co. Ltd.	77,667	552,107
#	Lotte Chemical Corp.	48,419	5,017,099
	Lotte Chilsung Beverage Co. Ltd.	18,967	1,867,754
	Lotte Confectionery Co. Ltd.	14,917	1,360,165
	Lotte Corp.	75,283	1,720,453
*	Lotte Data Communication Co.	36,704	600,819
#	LOTTE Fine Chemical Co. Ltd.	110,682	4,352,402
	LOTTE Himart Co. Ltd.	66,253	613,029
*	Lotte Non-Life Insurance Co. Ltd.	565,828	587,133
	Lotte Shopping Co. Ltd.	40,801	2,498,099
#	LS Cable & System Asia Ltd.	52,587	277,930
	LS Corp.	109,027	5,080,063
#	LS Electric Co. Ltd.	79,249	3,054,336
*	Lumens Co. Ltd.	58,799	43,292
	Lutronic Corp.	71,530	908,080
*	LVMC Holdings	369,696	703,354
	LX Hausys Ltd.	64,347	1,451,629
#*	LX Holdings Corp.	334,252	2,034,848
#	LX International Corp.	209,011	5,953,325
#	LX Semicon Co. Ltd.	52,466	3,044,058
	M.I.Tech Co. Ltd.	40,278	334,312
#	Macquarie Korea Infrastructure Fund	967,037	7,494,712
#	Macrogen, Inc.	18,261	260,492
	Maeil Dairies Co. Ltd.	26,284	867,898
	Maeil Holdings Co. Ltd.	46,573	275,571
	MAKUS, Inc.	63,844	303,978
	Manho Rope & Wire Ltd.	3,562	81,247
*	Maniker Co. Ltd.	114,877	104,274
	Mcnex Co. Ltd.	69,880	1,343,074
*	MDS Tech, Inc.	46,647	191,803
*	ME2ON Co. Ltd.	163,643	534,982
	Mediana Co. Ltd.	27,541	90,378
*	MEDICOX Co. Ltd.	39,435	239,139
#*††	Medience Co. Ltd.	37,164	74,041
*	Medifron DBT Co. Ltd.	54,396	48,379
*	Medipost Co. Ltd.	39,056	393,852
#	Medy-Tox, Inc.	21,209	1,563,128
	Meerecompany, Inc.	16,186	237,496
#	MegaStudy Co. Ltd.	49,775	384,001
	MegaStudyEdu Co. Ltd.	59,725	3,589,174
	MEKICS Co. Ltd.	41,170	117,586
#	Meritz Financial Group, Inc.	263,826	4,009,864
	Meritz Fire & Marine Insurance Co. Ltd.	321,641	7,088,383
	Meritz Securities Co. Ltd.	1,799,216	4,665,498
	META BIOMED Co. Ltd.	46,200	70,732
*	Metalabs Co. Ltd.	38,168	16,824
*	Mgame Corp.	85,404	361,822
	Mi Chang Oil Industrial Co. Ltd.	3,141	164,045
*	MiCo BioMed Co. Ltd.	16,264	64,925
	MiCo Ltd.	171,010	1,113,333
	Mirae Asset Life Insurance Co. Ltd.	454,697	845,269

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Mirae Asset Securities Co. Ltd.	1,250,854	$5,568,209
	Mirae Asset Venture Investment Co. Ltd.	162,589	488,665
	Miwon Chemicals Co. Ltd.	1,485	62,841
	Miwon Commercial Co. Ltd.	5,795	689,896
	Miwon Holdings Co. Ltd.	1,831	147,730
	Miwon Specialty Chemical Co. Ltd.	9,336	1,097,690
	MK Electron Co. Ltd.	117,641	831,819
	MNTech Co. Ltd.	51,683	529,516
*	Mobase Electronics Co. Ltd.	136,243	126,902
*	Mobile Appliance, Inc.	78,325	182,118
*	Monalisa Co. Ltd.	53,629	111,638
	MonAmi Co. Ltd.	6,920	15,255
	Moonbae Steel Co. Ltd.	104,889	248,530
	Moorim P&P Co. Ltd.	182,856	580,541
	Moorim Paper Co. Ltd.	184,050	313,656
	Motonic Corp.	48,395	258,669
#*	Motrex Co. Ltd.	86,739	953,395
	Mr Blue Corp.	19,934	61,491
*	MS Autotech Co. Ltd.	82,525	232,351
	Muhak Co. Ltd.	68,307	230,748
	Multicampus Co. Ltd.	17,177	431,262
*	M-venture Investment, Inc.	36,428	32,970
*	MyungMoon Pharm Co. Ltd.	80,147	137,581
*	N2Tech Co. Ltd.	191,103	98,741
	Nam Hwa Construction Co. Ltd.	34,033	156,869
	Namhae Chemical Corp.	151,240	967,599
*	Namsun Aluminum Co. Ltd.	530,593	773,520
	Namsung Corp.	67,997	85,320
*	Namu Tech Co. Ltd.	44,462	60,606
*	Namuga Co. Ltd.	54,708	436,440
	Namyang Dairy Products Co. Ltd.	2,107	537,286
*	NanoenTek, Inc.	53,567	193,980
	Nasmedia Co. Ltd.	20,302	440,479
*	Nature & Environment Co. Ltd.	202,100	150,068
#	NAVER Corp.	64,149	7,609,241
#	NCSoft Corp.	18,804	5,136,864
*	NDFOS Co. Ltd.	49,334	179,762
	NeoPharm Co. Ltd.	29,917	361,898
*	Neowiz	26,737	675,639
	NEOWIZ HOLDINGS Corp.	24,725	419,641
*	Nepes Ark Corp.	18,274	296,900
#*	NEPES Corp.	101,431	1,296,051
*	Neptune Co.	1,637	14,447
#Ω	Netmarble Corp.	39,498	1,234,347
	New Power Plasma Co. Ltd.	125,651	298,187
	Nexen Corp.	180,992	507,992
	Nexen Tire Corp.	278,525	1,507,173
*	Next Entertainment World Co. Ltd.	44,760	166,032
*	NextEye Co. Ltd.	48,182	21,092
	NEXTIN, Inc.	19,166	695,447
*	Nexturnbioscience Co. Ltd.	49,008	79,792
#	NH Investment & Securities Co. Ltd.	679,179	4,270,449
*	NHN Corp.	121,399	1,952,192
*	NHN KCP Corp.	141,074	1,239,538
	NI Steel Co. Ltd.	60,072	162,262
	NICE Holdings Co. Ltd.	181,584	1,573,641
	Nice Information & Telecommunication, Inc.	48,546	901,899
	NICE Information Service Co. Ltd.	242,838	2,211,100
	NICE Total Cash Management Co. Ltd.	134,552	434,964

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	NK Co. Ltd.	249,664	$155,865
	Nong Shim Holdings Co. Ltd.	14,290	614,458
	Nong Woo Bio Co. Ltd.	47,128	265,644
#	NongShim Co. Ltd.	14,759	3,126,276
	Noroo Holdings Co. Ltd.	17,027	118,741
#	NOROO Paint & Coatings Co. Ltd.	73,272	397,351
	NOVAREX Co. Ltd.	37,168	309,913
	NPC	119,862	568,196
*	NS Co. Ltd.	14,942	96,407
*	NSN Co. Ltd.	125,517	87,892
*	nTels Co. Ltd.	12,425	39,118
*	Nuintek Co. Ltd.	39,134	83,336
*	NUVOTEC Co. Ltd.	46,960	25,438
	Oceanbridge Co. Ltd.	26,940	239,761
#	OCI Co. Ltd.	104,791	7,484,696
#*	Omnisystem Co. Ltd.	194,116	200,610
	Openbase, Inc.	89,344	152,283
	Opto Device Technology Co. Ltd.	49,049	179,715
	OptoElectronics Solutions Co. Ltd.	28,520	316,748
*	OPTRON-TEC, Inc.	78,405	215,934
	OPTUS Pharmaceutical Co. Ltd.	66,425	288,725
#*	Orbitech Co. Ltd.	63,796	208,782
*	Orientbio, Inc.	138,146	59,596
#	Orion Corp.	51,505	3,665,196
#	Orion Holdings Corp.	196,281	1,968,338
*	OSANGJAIEL Co. Ltd.	30,119	90,790
#	Osstem Implant Co. Ltd.	53,932	4,015,938
*††	Osung Advanced Materials Co. Ltd.	322,592	503,302
#	Ottogi Corp.	7,456	2,309,513
	Paik Kwang Industrial Co. Ltd.	173,863	541,130
*	Pan Entertainment Co. Ltd.	33,924	75,468
#	Pan Ocean Co. Ltd.	1,495,467	4,503,324
*	PANAGENE, Inc.	39,250	94,805
	Pang Rim Co. Ltd.	79,307	392,011
*	Pan-Pacific Co. Ltd.	205,094	172,473
#*	Paradise Co. Ltd.	134,055	1,334,112
	Park Systems Corp.	13,013	999,706
#	Partron Co. Ltd.	307,576	1,767,820
	Paseco Co. Ltd.	28,336	251,230
*	Pearl Abyss Corp.	31,647	921,422
	People & Technology, Inc.	94,711	3,059,528
*	Peptron, Inc.	13,576	75,625
	PHA Co. Ltd.	65,701	281,019
*	PharmAbcine	18,187	44,973
#	PharmaResearch Co. Ltd.	14,782	636,936
*	PharmGen Science, Inc.	70,418	372,048
*	Pharmicell Co. Ltd.	131,216	936,774
*	Philoptics Co. Ltd.	30,876	160,135
*††	Philosys Healthcare Co. Ltd.	103,057	94,415
#	PI Advanced Materials Co. Ltd.	85,454	1,774,092
	PJ Electronics Co. Ltd.	19,239	84,060
*	PLAYWITH, Inc.	6,923	27,098
	Point Engineering Co. Ltd.	78,032	108,397
*	Polaris Office Corp.	72,052	58,076
#	Poongsan Corp.	180,903	3,310,398
	Poongsan Holdings Corp.	20,373	364,315
#	POSCO Chemical Co. Ltd.	16,529	2,307,925
#	POSCO Holdings, Inc., Sponsored ADR	341,515	14,814,921
	POSCO Holdings, Inc.	206,037	35,910,340

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Posco ICT Co. Ltd.	161,586	$648,714
#	Posco International Corp.	337,138	4,877,841
	Posco M-Tech Co. Ltd.	84,550	440,457
	POSCO Steeleon Co. Ltd.	24,870	470,657
*	Power Logics Co. Ltd.	177,068	665,872
	Protec Co. Ltd.	31,139	476,610
	PS TEC Co. Ltd.	12,143	28,764
#	PSK, Inc.	111,626	1,191,241
	Pulmuone Co. Ltd.	84,830	609,564
	Puloon Technology, Inc.	17,744	83,762
	Pungkuk Ethanol Co. Ltd.	20,107	185,437
*	Q Capital Partners Co. Ltd.	588,254	180,196
	QSI Co. Ltd.	12,646	80,684
*	RaonSecure Co. Ltd.	23,738	38,954
*	Ray Co. Ltd/KR	14,512	190,558
	Rayence Co. Ltd.	35,884	241,469
*	Remed Co. Ltd.	1,760	15,409
	Reyon Pharmaceutical Co. Ltd.	22,037	296,150
#	RFHIC Corp.	39,592	583,380
*	RFTech Co. Ltd.	159,006	488,957
	RN2 Technologies Co. Ltd.	8,444	57,231
*	Robostar Co. Ltd.	17,018	207,910
*	Robotis Co. Ltd.	11,928	197,016
#	Rsupport Co. Ltd.	56,877	167,366
	S Net Systems, Inc.	40,726	131,398
#	S&S Tech Corp.	39,811	692,258
*	S.Y. Co. Ltd.	177,341	396,246
	S-1 Corp.	77,795	3,404,796
	Sajo Industries Co. Ltd.	14,263	417,198
	Sajodaerim Corp.	30,273	503,795
*	Sajodongaone Co. Ltd.	410,454	300,835
*	Sam Chun Dang Pharm Co. Ltd.	22,047	471,763
*	SAM KANG M&T Co. Ltd.	69,895	991,238
#	Sam Young Electronics Co. Ltd.	80,306	552,126
	Sam Yung Trading Co. Ltd.	88,339	803,118
	Sambo Corrugated Board Co. Ltd.	42,743	301,159
#	Sambo Motors Co. Ltd.	77,790	319,885
*	Sambu Engineering & Construction Co. Ltd.	392,837	375,508
	Samchully Co. Ltd.	11,329	2,218,305
	Samchuly Bicycle Co. Ltd.	26,803	123,007
#	Samho Development Co. Ltd.	127,209	346,079
*	SAMHWA NETWORKS Co. Ltd.	53,724	90,152
	SAMHWA Paints Industrial Co. Ltd.	60,000	261,697
	Samick Musical Instruments Co. Ltd.	306,128	253,168
	Samick THK Co. Ltd.	36,331	294,045
*	Samil C&S Co. Ltd.	6,427	27,271
	Samil Pharmaceutical Co. Ltd.	17,972	93,249
	Samji Electronics Co. Ltd.	88,894	507,085
#	Samjin LND Co. Ltd.	95,857	192,312
#	Samjin Pharmaceutical Co. Ltd.	43,871	775,503
	Samkee Corp.	229,837	685,790
	Sammok S-Form Co. Ltd.	29,195	342,525
#	SAMPYO Cement Co. Ltd.	212,168	523,347
*Ω	Samsung Biologics Co. Ltd.	4,680	2,876,034
	Samsung C&T Corp.	61,388	5,095,923
#	Samsung Card Co. Ltd.	115,331	2,500,254
	Samsung Climate Control Co. Ltd.	5,088	38,176
	Samsung Electro-Mechanics Co. Ltd.	240,915	20,403,454
#	Samsung Electronics Co. Ltd.	15,458,884	643,396,027

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Samsung Engineering Co. Ltd.	382,591	$6,391,296
	Samsung Fire & Marine Insurance Co. Ltd.	129,326	18,137,889
#*	Samsung Heavy Industries Co. Ltd.	766,189	2,766,028
	Samsung Life Insurance Co. Ltd.	154,077	7,281,331
*	Samsung Pharmaceutical Co. Ltd.	147,263	280,838
	Samsung Publishing Co. Ltd.	21,979	382,851
	Samsung SDI Co. Ltd.	38,148	19,681,126
	Samsung SDS Co. Ltd.	69,694	6,105,821
#	Samsung Securities Co. Ltd.	273,445	6,083,824
	SAMT Co. Ltd.	333,398	603,009
	Samwha Capacitor Co. Ltd.	40,542	910,171
#	Samwha Electric Co. Ltd.	16,326	176,787
	Samyang Corp.	25,021	651,054
#	Samyang Foods Co. Ltd.	23,846	1,855,228
	Samyang Holdings Corp.	29,017	1,259,335
	Samyang Packaging Corp.	25,470	284,086
	Samyang Tongsang Co. Ltd.	10,960	385,303
*	Samyoung Chemical Co. Ltd.	81,043	135,723
*	Samyung ENC Co. Ltd.	15,520	64,791
#	Sang-A Frontec Co. Ltd.	27,525	487,492
*	Sangbo Corp.	162,337	163,766
	Sangsangin Co. Ltd.	292,425	1,327,610
	Sangsin Energy Display Precision Co. Ltd.	52,121	601,636
	SaraminHR Co. Ltd.	37,627	847,019
	Satrec Initiative Co. Ltd.	14,907	263,932
	SAVEZONE I&C Corp.	104,700	189,077
*	SBI Investment Korea Co. Ltd.	262,704	218,008
*	SBW	1,514,228	399,408
*	S-Connect Co. Ltd.	202,457	116,938
*	SDN Co. Ltd.	186,770	259,807
	Seah Besteel Holdings Corp.	122,664	1,440,392
	SeAH Holdings Corp.	495	35,263
	SeAH Steel Corp.	13,933	1,356,128
#	SeAH Steel Holdings Corp.	19,463	1,846,582
	Sebang Co. Ltd.	83,997	968,958
#	Sebang Global Battery Co. Ltd.	42,017	1,147,236
#	Seegene, Inc.	166,454	3,346,326
	Segyung Hitech Co. Ltd.	51,060	416,861
	Sejin Heavy Industries Co. Ltd.	51,741	207,718
	Sejong Industrial Co. Ltd.	103,414	335,059
	Sejong Telecom, Inc.	871,848	410,855
*	Sekonix Co. Ltd.	40,798	156,392
*	Selvas AI, Inc.	72,461	269,449
	Sempio Co.	3,643	127,510
	Sempio Foods Co.	16,127	355,305
*	S-Energy Co. Ltd.	106,929	269,335
#	Seobu T&D	212,774	1,000,884
#	Seohan Co. Ltd.	668,252	477,638
	Seohee Construction Co. Ltd.	1,009,278	806,390
#	Seojin System Co. Ltd.	181,431	1,867,693
	Seoul Auction Co. Ltd.	32,672	408,207
	Seoul City Gas Co. Ltd.	1,120	258,953
*	Seoul Food Industrial Co. Ltd.	626,950	96,318
#	Seoul Semiconductor Co. Ltd.	297,767	2,179,387
#	Seoul Viosys Co. Ltd.	73,654	272,380
#	Seoulin Bioscience Co. Ltd.	24,108	208,321
	SEOWONINTECH Co. Ltd.	33,914	134,653
	Seoyon Co. Ltd.	115,412	421,992
	Seoyon E-Hwa Co. Ltd.	108,423	541,688

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Sewon E&C Co. Ltd.	830,174	$495,695
††	Sewon Precision Industry Co. Ltd.	8,303	8,842
	Sewoon Medical Co. Ltd.	108,456	211,331
#	SFA Engineering Corp.	71,357	1,907,804
*	SFA Semicon Co. Ltd.	400,382	1,209,384
	S-Fuelcell Co. Ltd.	10,321	144,953
*	SG Corp.	556,225	213,391
	SGC e Tec E&C Co. Ltd.	15,376	362,441
	SGC Energy Co. Ltd.	63,691	1,402,815
	SH Energy & Chemical Co. Ltd.	462,210	296,906
	Shin Heung Energy & Electronics Co. Ltd.	15,684	574,324
*	Shin Poong Pharmaceutical Co. Ltd.	51,784	784,260
	Shindaeyang Paper Co. Ltd.	14,223	826,440
	Shinhan Financial Group Co. Ltd.	1,478,212	37,571,048
	Shinhan Financial Group Co. Ltd., ADR	288,965	7,307,925
	Shinil Electronics Co. Ltd.	256,338	317,152
	Shinsegae Engineering & Construction Co. Ltd.	23,276	265,975
	Shinsegae Food Co. Ltd.	13,844	465,143
	Shinsegae Information & Communication Co. Ltd.	45,786	397,893
#	Shinsegae International, Inc.	81,990	1,352,233
	Shinsegae, Inc.	44,588	6,638,907
	Shinsung Delta Tech Co. Ltd.	69,498	468,616
*	Shinsung E&G Co. Ltd.	349,615	463,048
#*	Shinsung Tongsang Co. Ltd.	305,739	505,656
*	Shinwha Intertek Corp.	147,227	317,850
*	Shinwon Construction Co. Ltd.	12,475	39,054
	Shinwon Corp.	365,301	394,312
	Shinyoung Securities Co. Ltd.	26,629	1,033,212
*	Showbox Corp.	134,716	312,714
*	Signetics Corp.	317,153	269,573
	SIGONG TECH Co. Ltd.	54,078	163,543
	Silla Co. Ltd.	40,398	315,994
#	Simmtech Co. Ltd.	125,218	3,096,602
	SIMMTECH HOLDINGS Co. Ltd.	182,708	448,355
	SIMPAC, Inc.	121,946	534,404
	Sindoh Co. Ltd.	29,934	676,393
	Sinil Pharm Co. Ltd.	26,106	147,025
*	SinSin Pharmaceutical Co. Ltd.	16,393	57,633
	SJ Group Co. Ltd.	20,821	236,199
#*	SK Biopharmaceuticals Co. Ltd.	21,637	880,903
	SK Chemicals Co. Ltd.	22,310	1,382,168
	SK D&D Co. Ltd.	55,547	802,662
	SK Discovery Co. Ltd.	86,696	1,805,355
	SK Gas Ltd.	18,088	1,446,297
#	SK Hynix, Inc.	2,150,179	124,477,108
*	SK Innovation Co. Ltd.	200,406	24,266,804
#	SK Networks Co. Ltd.	1,330,010	3,756,579
*	SK Rent A Car Co. Ltd.	53,770	245,451
	SK Securities Co. Ltd.	2,444,970	1,124,265
	SK Telecom Co. Ltd.	99,352	3,491,404
	SK Telecom Co. Ltd., Sponsored ADR	483	9,445
	SK, Inc.	136,190	20,407,859
	SKC Co. Ltd.	45,513	3,296,547
#	SL Corp.	80,910	1,741,116
*	SM Culture & Contents Co. Ltd.	92,494	201,702
#	SM Entertainment Co. Ltd.	20,494	1,020,806
*	SM Life Design Group Co. Ltd.	98,749	153,182
*††	S-MAC Co. Ltd.	254,424	315,863
	SMCore, Inc.	32,004	119,523

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SNT Dynamics Co. Ltd.	88,497	$536,294
	SNT Holdings Co. Ltd.	48,694	488,344
	SNT Motiv Co. Ltd.	70,468	2,180,849
*	SNU Precision Co. Ltd.	114,466	191,866
	S-Oil Corp.	188,707	11,442,164
#*	Solborn, Inc.	79,137	198,673
*	Solid, Inc.	135,315	401,150
*	SOLUM Co. Ltd.	22,365	270,222
	Solus Advanced Materials Co. Ltd.	17,121	402,430
	Songwon Industrial Co. Ltd.	150,359	1,815,873
*	Sonid, Inc.	62,815	169,428
*	Sonokong Co. Ltd.	62,623	79,769
	Soosan Heavy Industries Co. Ltd.	122,775	229,886
#	Soulbrain Co. Ltd.	20,764	2,977,123
#	Soulbrain Holdings Co. Ltd.	34,719	562,804
	SPC Samlip Co. Ltd.	16,711	826,376
	Speco Co. Ltd.	26,562	96,255
	SPG Co. Ltd.	24,716	287,016
#	Spigen Korea Co. Ltd.	21,996	492,976
#	Ssangyong C&E Co. Ltd.	456,464	1,818,947
*††	Ssangyong Motor Co.	55,647	195,328
	ST Pharm Co. Ltd.	9,890	577,096
	STIC Investments, Inc.	213,700	844,500
*	Straffic Co. Ltd.	80,167	230,997
*	Studio Dragon Corp.	33,883	1,622,956
*	STX Heavy Industries Co. Ltd.	63,992	169,458
	Suheung Co. Ltd.	39,864	937,906
	Sun Kwang Co. Ltd.	17,460	1,368,667
	Sung Bo Chemicals Co. Ltd.	29,829	62,185
	Sung Kwang Bend Co. Ltd.	125,822	1,225,065
*	Sungchang Enterprise Holdings Ltd.	325,970	425,220
	Sungdo Engineering & Construction Co. Ltd.	69,742	224,871
	Sungshin Cement Co. Ltd.	147,254	982,925
#	Sungwoo Hitech Co. Ltd.	417,416	1,513,944
#	Sunjin Co. Ltd.	124,091	691,676
*	Sunny Electronics Corp.	119,120	189,024
*	Suprema, Inc.	19,374	328,712
	SurplusGLOBAL, Inc.	83,373	147,498
	SV Investment Corp.	149,330	228,444
*	Synergy Innovation Co. Ltd.	97,260	220,261
*	Synopex, Inc.	309,966	563,541
	Systems Technology, Inc.	67,715	649,357
	T&L Co. Ltd.	18,322	471,096
	Tae Kyung Industrial Co. Ltd.	89,623	405,186
#	Taekwang Industrial Co. Ltd.	2,224	1,096,843
	Taekyung BK Co. Ltd.	64,428	234,489
*††	Taewoong Co. Ltd.	65,836	463,144
	Taeyoung Engineering & Construction Co. Ltd.	184,589	543,561
#*	Taihan Electric Wire Co. Ltd.	523,681	550,370
*	Taihan Fiberoptics Co. Ltd.	123,312	222,069
*	Taihan Textile Co. Ltd.	4,799	171,544
	Tailim Packaging Co. Ltd.	136,725	242,230
	TCC Steel	58,766	381,506
	TechWing, Inc.	167,606	688,539
*	Tego Science, Inc.	10,158	114,287
#*	Telcon RF Pharmaceutical, Inc.	85,517	63,532
	Telechips, Inc.	31,768	276,816
*	TERA SCIENCE Co. Ltd.	43,352	46,808
#	TES Co. Ltd.	83,925	934,251

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Theragen Etex Co. Ltd.	170,960	$472,781
*	Thinkware Systems Corp.	30,486	291,629
#*	TK Chemical Corp.	177,071	371,771
	TK Corp.	99,522	1,142,759
*	Tkg Aikang Co. Ltd.	125,996	127,100
	TKG Huchems Co. Ltd.	121,319	1,771,276
	Tokai Carbon Korea Co. Ltd.	32,461	2,306,757
	Tongyang Life Insurance Co. Ltd.	358,457	1,286,793
	Tongyang, Inc.	994,398	691,090
*	Top Engineering Co. Ltd.	77,846	274,055
*	Toptec Co. Ltd.	118,153	559,592
	Tovis Co. Ltd.	86,024	524,433
	Tplex Co. Ltd.	66,834	190,904
	TS Corp.	300,710	535,947
*	TS Nexgen Co. Ltd.	105,618	73,487
#	TSE Co. Ltd.	20,724	558,008
*	Tuksu Construction Co. Ltd.	28,284	163,797
*	TY Holdings Co. Ltd.	192,170	1,421,417
	TYM Corp.	744,716	1,296,820
	UBCare Co. Ltd.	49,105	165,664
#	Ubiquoss Holdings, Inc.	26,965	257,123
#	Ubiquoss, Inc.	39,202	419,252
*	Ubivelox, Inc.	24,822	237,273
	Uju Electronics Co. Ltd.	50,213	565,947
	Uni-Chem Co. Ltd.	134,852	107,820
*	Unick Corp.	67,212	235,109
	Unid Co. Ltd.	37,111	2,006,070
*	Union Korea Pharm Co. Ltd.	14,471	62,831
	Union Materials Corp.	59,762	128,270
	Union Semiconductor Equipment & Materials Co. Ltd.	142,937	613,557
#	Uniquest Corp.	79,954	468,839
*	Unison Co. Ltd.	166,870	217,401
*	Unitekno Co. Ltd.	25,351	70,980
*	UniTest, Inc.	48,332	431,515
	Unitrontech Co. Ltd.	21,536	51,406
	UTI, Inc.	24,094	319,769
	V One Tech Co. Ltd.	14,973	64,398
	Value Added Technology Co. Ltd.	47,834	1,010,458
*	Very Good Tour Co. Ltd.	20,073	127,456
	Viatron Technologies, Inc.	63,026	369,951
	VICTEK Co. Ltd.	75,937	312,561
*	Vidente Co. Ltd.	125,954	313,434
	Vieworks Co. Ltd.	33,954	824,275
*	Vina Tech Co. Ltd.	6,523	202,510
	Visang Education, Inc.	43,584	179,140
	Vitzro Tech Co. Ltd.	44,012	172,723
	Vitzrocell Co. Ltd.	69,528	582,265
*	Vivien Corp.	37,287	32,824
*	Vivozon Healthcare, Inc.	231,532	126,737
#*	VT GMP Co. Ltd.	96,786	350,822
	Webcash Corp.	35,320	371,057
*	Webzen, Inc.	77,687	813,310
	Welcron Co. Ltd.	53,777	110,310
#*	Wellbiotec Co. Ltd.	127,014	114,848
#	Wemade Co. Ltd.	14,702	455,794
#*	Wemade Play Co. Ltd.	27,265	336,773
	Whanin Pharmaceutical Co. Ltd.	61,898	747,092
	Wiable Corp.	116,139	183,107
*	WillBes & Co.	466,241	237,214

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Winix, Inc.	49,338	$335,936
*	Winpac, Inc.	149,928	137,671
	Wins Co. Ltd.	39,808	347,572
#	WiSoL Co. Ltd.	180,045	799,009
*	Withtech, Inc.	4,571	43,929
*	WIZIT Co. Ltd.	531,891	268,738
*	WONIK CUBE Corp.	130,438	179,056
#*	Wonik Holdings Co. Ltd.	282,483	659,134
	WONIK IPS Co. Ltd.	124,852	2,403,643
#	Wonik Materials Co. Ltd.	49,893	1,035,454
*	Wonik Pne Co. Ltd.	52,975	779,334
#	Wonik QnC Corp.	85,174	1,451,125
*	WooGene B&G Co. Ltd.	42,651	51,100
	Woojin Plaimm Co. Ltd.	9,262	24,140
	Woojin, Inc.	54,917	323,253
*	Woongjin Co. Ltd.	225,271	178,443
#	Woongjin Thinkbig Co. Ltd.	397,823	635,393
*	Wooree Bio Co. Ltd.	301,258	717,444
	Woori Financial Group, Inc.	1,884,685	15,552,417
	Woori Investment Bank Co. Ltd.	2,749,497	1,459,404
#*	Woori Technology, Inc.	183,605	167,759
#	Woorison F&G Co. Ltd.	200,437	241,521
	Woory Industrial Co. Ltd.	29,244	279,001
*	Woosu AMS Co. Ltd.	82,772	148,827
	WooSung Co. Ltd.	13,384	191,116
*	Woowon Development Co. Ltd.	25,873	59,731
	Worldex Industry & Trading Co. Ltd.	57,285	764,715
	Y G-1 Co. Ltd.	130,312	527,849
*	Y2 Solution Co. Ltd.	19,090	8,098
	YAS Co. Ltd.	28,388	142,163
*	Y-entec Co. Ltd.	74,293	432,738
*	Yest Co. Ltd.	29,056	164,726
#	YG Entertainment, Inc.	30,750	920,155
*	YG PLUS	65,759	184,314
*	YIK Corp.	169,474	390,597
*	YJM Games Co. Ltd.	43,624	41,078
#	YMC Co. Ltd.	66,845	284,939
	YMT Co. Ltd.	19,985	204,514
	Yonwoo Co. Ltd.	22,062	194,102
	Yoosung Enterprise Co. Ltd.	119,745	222,213
	Youlchon Chemical Co. Ltd.	24,264	554,795
	Young Poong Corp.	2,563	1,132,555
	Young Poong Paper Manufacturing Co. Ltd.	11,402	73,845
	Young Poong Precision Corp.	60,056	494,798
#	Youngone Corp.	143,714	4,763,458
	Youngone Holdings Co. Ltd.	47,409	1,799,275
*	YoungWoo DSP Co. Ltd.	187,249	188,172
	YTN Co. Ltd.	12,525	52,830
	Yuanta Securities Korea Co. Ltd.	769,133	1,296,570
#	Yuhan Corp.	47,866	2,006,966
	YuHwa Securities Co. Ltd.	32,205	51,643
*	Yungjin Pharmaceutical Co. Ltd.	237,241	451,941
	Yuyu Pharma, Inc.	74,596	317,112
#	Zeus Co. Ltd.	45,457	746,682
*	Zinitix Co. Ltd.	12,353	14,627
	Zinus, Inc.	50,754	1,113,599

TOTAL SOUTH KOREA			2,470,995,286

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (15.3%)
	104 Corp.	2,000	$11,788
	Aaeon Technology, Inc.	5,000	11,666
#	ABC Taiwan Electronics Corp.	467,613	317,883
	Abico Avy Co. Ltd.	823,396	482,253
#	Ability Enterprise Co. Ltd.	1,769,974	1,099,761
#*	Ability Opto-Electronics Technology Co. Ltd.	376,471	637,213
#	Abnova Corp.	126,000	134,670
#	AcBel Polytech, Inc.	2,643,468	2,254,049
#	Accton Technology Corp.	1,542,369	11,598,386
#	Acer, Inc.	14,920,595	10,209,272
#	ACES Electronic Co. Ltd.	935,044	873,710
*	Acon Holding, Inc.	1,568,955	519,193
	Acter Group Corp. Ltd.	655,122	1,909,957
	Action Electronics Co. Ltd.	1,240,000	483,850
#	ADATA Technology Co. Ltd.	1,045,465	1,744,217
#	Addcn Technology Co. Ltd.	138,706	774,291
#	Advanced Ceramic X Corp.	272,000	1,292,479
#	Advanced Energy Solution Holding Co. Ltd.	37,000	643,016
	Advanced International Multitech Co. Ltd.	1,137,000	3,271,753
	Advanced Optoelectronic Technology, Inc.	728,000	364,971
#	Advanced Power Electronics Corp.	461,000	1,349,405
	Advanced Wireless Semiconductor Co.	19,000	36,319
#	Advancetek Enterprise Co. Ltd.	1,540,662	1,380,038
	Advantech Co. Ltd.	754,465	6,835,178
#	AEON Motor Co. Ltd.	345,000	433,446
	Aerospace Industrial Development Corp.	2,910,000	2,826,208
#	AGV Products Corp.	3,163,603	907,198
*	Airmate Cayman International Co. Ltd.	20,467	10,357
	Airtac International Group	397,335	9,092,386
#	Alchip Technologies Ltd.	188,000	3,764,857
	Alcor Micro Corp.	189,000	183,235
#	Alexander Marine Co. Ltd.	102,000	731,742
#*	ALI Corp.	1,353,256	749,785
	All Ring Tech Co. Ltd.	27,000	47,529
#	Allied Circuit Co. Ltd.	183,000	494,528
#	Allied Supreme Corp.	156,000	1,255,602
#	Allis Electric Co. Ltd.	978,806	757,269
#	Alltek Technology Corp.	1,261,506	1,189,668
#	Alltop Technology Co. Ltd.	277,531	978,917
	Alpha Networks, Inc.	1,774,873	1,472,153
#	Altek Corp.	1,834,159	1,901,343
#	Amazing Microelectronic Corp.	589,085	1,503,414
*	Ambassador Hotel	1,790,000	1,732,270
#	AMICCOM Electronics Corp.	117,000	86,483
	AMPACS Corp.	15,000	13,776
	Ampire Co. Ltd.	661,000	534,907
#	Ample Electronic Technology Co. Ltd.	41,000	56,499
#	AMPOC Far-East Co. Ltd.	592,567	745,110
#	AmTRAN Technology Co. Ltd.	5,630,772	1,615,176
	Anderson Industrial Corp.	296,247	82,065
#	Anji Technology Co. Ltd.	197,000	255,438
#	Anpec Electronics Corp.	450,702	1,468,979
#	Apac Opto Electronics, Inc.	145,000	131,314
#	Apacer Technology, Inc.	712,005	881,020
#	APAQ Technology Co. Ltd.	265,520	331,499
#	APCB, Inc.	1,086,000	537,926
#	Apex Biotechnology Corp.	589,625	425,949
#	Apex International Co. Ltd.	1,096,916	1,675,298
#	Apex Science & Engineering	681,870	208,199

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Apogee Optocom Co. Ltd.	49,000	$84,975
#	Arcadyan Technology Corp.	1,088,759	3,036,301
	Ardentec Corp.	4,211,993	5,455,395
#	Argosy Research, Inc.	414,391	779,675
#	ASE Technology Holding Co. Ltd., ADR	140,935	717,359
	ASE Technology Holding Co. Ltd.	13,620,387	33,630,764
#	Asia Cement Corp.	8,179,655	9,458,007
	Asia Electronic Material Co. Ltd.	573,000	269,799
	Asia Optical Co., Inc.	1,339,000	2,374,383
*	Asia Pacific Telecom Co. Ltd.	11,990,415	2,352,558
#*	Asia Plastic Recycling Holding Ltd.	1,370,533	305,352
#	Asia Polymer Corp.	3,267,858	2,514,497
#	Asia Tech Image, Inc.	427,000	716,182
#	Asia Vital Components Co. Ltd.	1,967,864	6,205,614
#	ASIX Electronics Corp.	215,000	608,131
#	ASMedia Technology, Inc.	25,048	449,674
	ASolid Technology Co. Ltd.	58,000	109,150
#	ASPEED Technology, Inc.	111,098	5,759,406
#	ASROCK, Inc.	389,000	1,177,354
#	Asustek Computer, Inc.	2,303,861	16,844,138
	Aten International Co. Ltd.	583,715	1,368,837
#	Audix Corp.	582,375	909,627
	AUO Corp.	36,761,198	19,185,145
#	AURAS Technology Co. Ltd.	574,303	2,132,109
	Aurona Industries, Inc.	463,000	256,912
	Aurora Corp.	341,258	824,955
#	Avalue Technology, Inc.	324,000	566,412
	Aver Information, Inc.	117,000	142,120
	Avermedia Technologies	67,000	40,516
	Awea Mechantronic Co. Ltd.	161,062	154,911
#	Axiomtek Co. Ltd.	359,000	589,413
*	Azurewave Technologies, Inc.	523,000	297,677
#	Bafang Yunji International Co. Ltd.	344,000	1,870,199
	Bank of Kaohsiung Co. Ltd.	4,101,298	1,562,581
#	Baolong International Co. Ltd.	140,000	67,039
	Basso Industry Corp.	886,284	1,060,533
#	BenQ Materials Corp.	1,316,000	1,184,950
	BES Engineering Corp.	9,349,050	2,314,675
#*	Billion Electric Co. Ltd.	155,000	107,491
#	Bin Chuan Enterprise Co. Ltd.	783,257	525,263
	Bionet Corp.	41,000	47,597
	Bionime Corp.	157,000	356,389
#	Biostar Microtech International Corp.	797,712	315,191
	Bioteque Corp.	425,680	1,411,990
#	Bizlink Holding, Inc.	684,291	5,218,297
#	Bon Fame Co. Ltd.	142,000	211,679
#	Bora Pharmaceuticals Co. Ltd.	237,691	2,025,854
#	Brave C&H Supply Co. Ltd.	128,000	255,709
#	Bright Led Electronics Corp.	567,180	250,158
	Brightek Optoelectronic Co. Ltd.	118,000	79,480
	Brighten Optix Corp.	35,000	189,726
#	Brighton-Best International Taiwan, Inc.	2,902,749	3,014,120
#	Brillian Network & Automation Integrated System Co. Ltd.	11,000	28,123
#	Browave Corp.	234,000	330,634
#	C Sun Manufacturing Ltd.	889,258	1,205,986
*	Cameo Communications, Inc.	1,466,435	421,091
#	Capital Futures Corp.	607,808	659,889
	Capital Securities Corp.	10,875,614	3,369,117
#*	Career Technology MFG. Co. Ltd.	3,699,001	2,758,183

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Carnival Industrial Corp.	671,530	$222,631
#	Castles Technology Co. Ltd.	437,135	772,001
#	Caswell, Inc.	159,000	392,969
	Catcher Technology Co. Ltd.	2,284,872	12,002,573
	Cathay Chemical Works	32,000	23,773
#	Cathay Financial Holding Co. Ltd.	18,283,816	21,397,682
	Cathay Real Estate Development Co. Ltd.	4,399,600	1,978,631
#	Cayman Engley Industrial Co. Ltd.	303,801	598,531
#	CCP Contact Probes Co. Ltd.	53,671	65,583
#	Celxpert Energy Corp.	558,000	511,769
#	Center Laboratories, Inc.	2,352,120	3,175,567
#	Central Reinsurance Co. Ltd.	960,312	530,062
#	Century Iron & Steel Industrial Co. Ltd.	914,000	2,177,766
#	Chailease Holding Co. Ltd.	4,044,820	18,657,484
#	Chain Chon Industrial Co. Ltd.	1,418,483	536,135
*	ChainQui Construction Development Co. Ltd.	753,946	333,341
#	Champion Building Materials Co. Ltd.	1,969,390	562,079
#	Champion Microelectronic Corp.	203,000	233,666
	Chang Hwa Commercial Bank Ltd.	18,465,013	9,502,281
	Chang Wah Electromaterials, Inc.	2,458,190	2,323,963
	Chang Wah Technology Co. Ltd.	1,717,450	1,542,070
#	Channel Well Technology Co. Ltd.	1,287,000	953,305
	Charoen Pokphand Enterprise	1,413,582	3,318,952
	CHC Healthcare Group	723,000	885,095
#	CHC Resources Corp.	500,048	692,630
	Chen Full International Co. Ltd.	574,000	605,205
#	Chenbro Micom Co. Ltd.	453,000	927,769
*	Cheng Fwa Industrial Co. Ltd.	58,000	22,892
#	Cheng Loong Corp.	6,743,160	5,475,761
	Cheng Mei Materials Technology Corp.	4,278,200	1,223,926
	Cheng Shin Rubber Industry Co. Ltd.	8,133,508	8,137,474
	Cheng Uei Precision Industry Co. Ltd.	3,027,630	3,150,882
#*	Chenming Electronic Technology Corp.	642,708	269,699
	Chi Hua Fitness Co. Ltd.	52,000	104,530
#	Chia Chang Co. Ltd.	855,000	889,830
#	Chia Hsin Cement Corp.	3,058,747	1,502,229
#	Chian Hsing Forging Industrial Co. Ltd.	288,200	281,296
	Chicony Electronics Co. Ltd.	2,919,689	7,243,532
	Chicony Power Technology Co. Ltd.	1,140,696	2,471,491
#	Chief Telecom, Inc.	55,000	474,198
#	Chieftek Precision Co. Ltd.	423,212	957,733
	Chien Kuo Construction Co. Ltd.	1,153,364	389,721
#	Chien Shing Harbour Service Co. Ltd.	147,000	148,958
	Chime Ball Technology Co. Ltd.	162,282	187,174
	China Airlines Ltd.	17,026,057	8,912,787
#	China Bills Finance Corp.	3,836,000	1,690,192
	China Chemical & Pharmaceutical Co. Ltd.	1,658,000	1,038,167
	China Container Terminal Corp.	373,000	230,885
#	China Development Financial Holding Corp.	46,751,092	17,011,585
#	China Ecotek Corp.	132,000	166,028
#	China Electric Manufacturing Corp.	1,740,658	745,766
#	China Fineblanking Technology Co. Ltd.	303,575	324,446
#	China General Plastics Corp.	3,145,607	1,924,883
	China Glaze Co. Ltd.	751,022	280,270
#*	China Man-Made Fiber Corp.	8,478,227	2,030,563
#	China Metal Products	2,244,405	1,864,690
	China Motor Corp.	1,833,286	2,372,734
#	China Petrochemical Development Corp.	25,757,099	7,488,510
	China Steel Chemical Corp.	1,046,998	3,340,369

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	China Steel Corp.	35,548,440	$29,591,246
#	China Steel Structure Co. Ltd.	530,000	878,119
#	China Wire & Cable Co. Ltd.	699,680	543,826
#	Chinese Maritime Transport Ltd.	573,964	570,085
#	Ching Feng Home Fashions Co. Ltd.	759,659	390,957
#	Chin-Poon Industrial Co. Ltd.	2,600,617	2,214,211
#	Chipbond Technology Corp.	5,571,000	9,388,722
	ChipMOS Technologies, Inc.	4,638,155	4,555,066
	ChipMOS Technologies, Inc., ADR	62,027	1,225,662
	Chlitina Holding Ltd.	384,000	1,754,946
	Chong Hong Construction Co. Ltd.	1,076,739	2,375,390
	Chroma ATE, Inc.	1,073,705	5,862,035
#	Chun YU Works & Co. Ltd.	1,438,500	985,069
#	Chun Yuan Steel Industry Co. Ltd.	3,104,177	1,427,007
#	Chung Hsin Electric & Machinery Manufacturing Corp.	3,308,500	5,060,436
#	Chung Hung Steel Corp.	6,743,926	4,109,393
	Chung Hwa Food Industrial Co. Ltd.	77,115	236,585
#	Chung Hwa Pulp Corp.	2,739,308	1,412,200
#	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	335,000	533,095
	Chunghwa Precision Test Tech Co. Ltd.	151,000	1,775,157
	Chunghwa Telecom Co. Ltd., Sponsored ADR	123,322	4,243,510
	Chunghwa Telecom Co. Ltd.	5,460,000	18,825,618
#	Chyang Sheng Dyeing & Finishing Co. Ltd.	1,406,000	601,785
	Cleanaway Co. Ltd.	510,000	2,640,261
	Clevo Co.	3,125,482	2,978,684
	CMC Magnetics Corp.	7,080,967	1,422,393
#	CoAsia Electronics Corp.	523,224	175,854
#	Collins Co. Ltd.	789,060	350,803
#	Compal Electronics, Inc.	16,377,560	10,712,041
#	Compeq Manufacturing Co. Ltd.	6,912,000	9,337,613
	Compucase Enterprise	466,000	382,205
#	Concord Securities Co. Ltd.	3,514,671	1,020,552
#	Continental Holdings Corp.	2,637,250	2,279,666
#	Contrel Technology Co. Ltd.	1,064,000	458,132
#	Coremax Corp.	367,835	994,179
	Coretronic Corp.	2,687,600	4,158,680
#	Co-Tech Development Corp.	1,645,800	2,221,732
#	Cowealth Medical Holding Co. Ltd.	197,369	144,917
	Coxon Precise Industrial Co. Ltd.	178,000	65,021
	Creative Sensor, Inc.	14,000	9,307
*	CSBC Corp. Taiwan	3,572,712	1,627,967
#	CTBC Financial Holding Co. Ltd.	53,124,931	33,560,975
	CTCI Corp.	3,445,896	5,011,019
*	C-Tech United Corp.	196,196	79,850
	Cub Elecparts, Inc.	335,241	1,442,209
#	CviLux Corp.	670,378	624,981
	CX Technology Co. Ltd.	250,875	166,222
	Cyberlink Corp.	153,504	429,023
#	CyberPower Systems, Inc.	323,000	927,105
#	CyberTAN Technology, Inc.	2,354,873	1,589,469
#	Cypress Technology Co. Ltd.	299,589	470,634
#	Cystech Electronics Corp.	79,801	139,588
#	DA CIN Construction Co. Ltd.	2,002,809	1,860,036
#	Dadi Early-Childhood Education Group Ltd.	131,502	326,165
	Dafeng TV Ltd.	396,061	594,036
#	Da-Li Development Co. Ltd.	2,152,257	1,758,292
*	Danen Technology Corp.	302,195	96,850
	Darfon Electronics Corp.	1,707,700	2,001,334
#*	Darwin Precisions Corp.	2,803,304	745,639

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Daxin Materials Corp.	410,500	$732,939
#	De Licacy Industrial Co. Ltd.	1,675,469	721,580
*	Delpha Construction Co. Ltd.	117,000	66,393
	Delta Electronics, Inc.	2,263,028	18,006,488
	Depo Auto Parts Ind Co. Ltd.	874,634	1,799,276
#	Dimerco Data System Corp.	169,686	339,579
	Dimerco Express Corp.	1,166,000	2,236,874
	D-Link Corp.	3,366,537	1,515,055
	Donpon Precision, Inc.	22,000	13,598
#	Dr Wu Skincare Co. Ltd.	173,000	457,320
#	Draytek Corp.	252,000	192,293
#	Dyaco International, Inc.	277,408	306,225
#	DYNACOLOR, Inc.	221,000	235,092
	Dynamic Holding Co. Ltd.	2,036,693	1,023,956
	Dynapack International Technology Corp.	930,000	1,971,930
#	E & R Engineering Corp.	199,000	314,366
	E Ink Holdings, Inc.	340,000	2,160,418
#	E.Sun Financial Holding Co. Ltd.	24,276,738	17,446,816
	Eastern Media International Corp.	2,400,690	1,544,061
#	Eclat Textile Co. Ltd.	615,518	8,077,265
#	ECOVE Environment Corp.	180,000	1,359,660
#*	Edimax Technology Co. Ltd.	1,152,423	532,647
#	Edison Opto Corp.	760,345	328,385
#	Edom Technology Co. Ltd.	1,415,141	1,192,401
#	eGalax_eMPIA Technology, Inc.	395,267	614,681
#	Egis Technology, Inc.	452,000	785,276
#	Elan Microelectronics Corp.	1,944,026	4,880,175
#*	E-Lead Electronic Co. Ltd.	266,746	517,240
	E-LIFE MALL Corp.	488,000	1,222,961
	Elite Advanced Laser Corp.	983,320	1,068,880
#	Elite Material Co. Ltd.	1,213,839	5,490,611
#	Elite Semiconductor Microelectronics Technology, Inc.	2,038,390	3,923,840
*	Elitegroup Computer Systems Co. Ltd.	2,217,028	1,406,949
	eMemory Technology, Inc.	208,000	6,897,171
#	Emerging Display Technologies Corp.	807,000	491,445
#	Ennoconn Corp.	503,298	2,877,830
#	Ennostar, Inc.	4,740,431	6,021,380
	EnTie Commercial Bank Co. Ltd.	2,316,166	1,030,323
#	Epileds Technologies, Inc.	484,000	205,938
#	Episil Technologies, Inc.	652,000	1,752,144
#	Episil-Precision, Inc.	533,015	1,135,172
#	Eris Technology Corp.	97,000	499,008
#	Eson Precision Ind Co. Ltd.	700,000	1,275,660
	Eternal Materials Co. Ltd.	6,325,099	5,860,765
#	Etron Technology, Inc.	1,293,454	1,390,079
#	Eurocharm Holdings Co. Ltd.	186,000	950,872
	Eva Airways Corp.	11,728,695	8,469,552
#*	Everest Textile Co. Ltd.	3,778,829	894,142
	Evergreen International Storage & Transport Corp.	3,443,000	2,765,805
	Evergreen Marine Corp. Taiwan Ltd.	5,187,568	22,069,473
#	Evergreen Steel Corp.	763,000	1,139,660
#	Everlight Chemical Industrial Corp.	2,952,756	1,585,489
#	Everlight Electronics Co. Ltd.	3,453,570	3,662,590
	Everspring Industry Co. Ltd.	657,000	225,304
	Excel Cell Electronic Co. Ltd.	119,000	85,828
	Excellence Opto, Inc.	141,000	89,177
#	Excelliance Mos Corp.	168,000	469,783
	Excelsior Medical Co. Ltd.	965,692	1,847,479
#	EZconn Corp.	340,600	413,173

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Far Eastern Department Stores Ltd.	9,421,000	$5,259,894
	Far Eastern International Bank	24,204,843	7,950,729
	Far Eastern New Century Corp.	9,244,705	9,214,266
	Far EasTone Telecommunications Co. Ltd.	5,024,000	11,015,626
#	Faraday Technology Corp.	748,000	3,275,781
	Farcent Enterprise Co. Ltd.	36,000	59,613
#	Farglory F T Z Investment Holding Co. Ltd.	725,385	1,167,262
	Farglory Land Development Co. Ltd.	2,074,105	3,422,160
#*	Federal Corp.	2,518,938	1,450,226
#	Feedback Technology Corp.	191,200	423,918
	Feng Hsin Steel Co. Ltd.	2,993,131	5,219,689
	Feng TAY Enterprise Co. Ltd.	1,243,785	6,176,981
#	FineTek Co. Ltd.	85,470	234,222
#	First Copper Technology Co. Ltd.	285,000	242,006
#	First Financial Holding Co. Ltd.	23,910,511	18,341,823
#	First Hi-Tec Enterprise Co. Ltd.	465,736	575,256
	First Hotel	1,250,293	536,916
	First Insurance Co. Ltd.	1,944,640	847,322
*	First Steamship Co. Ltd.	4,906,961	1,216,254
#	FIT Holding Co. Ltd.	1,132,436	817,162
	Fitipower Integrated Technology, Inc.	365,000	1,171,231
	Fittech Co. Ltd.	461,000	1,125,545
	FLEXium Interconnect, Inc.	2,862,724	8,109,895
	Flytech Technology Co. Ltd.	706,070	1,385,020
#	FocalTech Systems Co. Ltd.	243,000	514,210
	FOCI Fiber Optic Communications, Inc.	390,000	263,412
	Force Mos Technology Ltd.	34,000	42,990
	Forcecon Tech Co. Ltd.	270,000	382,008
#	Forest Water Environment Engineering Co. Ltd.	245,326	214,435
#	Formosa Advanced Technologies Co. Ltd.	1,383,000	1,612,356
#	Formosa Chemicals & Fibre Corp.	5,950,198	12,825,509
	Formosa International Hotels Corp.	255,975	1,419,967
	Formosa Laboratories, Inc.	723,467	1,059,338
#	Formosa Oilseed Processing Co. Ltd.	304,891	514,218
#	Formosa Optical Technology Co. Ltd.	215,000	376,780
#	Formosa Petrochemical Corp.	991,000	2,549,752
	Formosa Plastics Corp.	5,054,770	13,023,164
#	Formosa Sumco Technology Corp.	264,000	1,186,855
#	Formosa Taffeta Co. Ltd.	5,138,460	4,086,012
	Formosan Rubber Group, Inc.	1,670,143	1,025,115
#	Formosan Union Chemical	2,663,936	1,676,522
#	Fortune Electric Co. Ltd.	605,304	689,097
#	Founding Construction & Development Co. Ltd.	1,356,882	723,151
	Foxconn Technology Co. Ltd.	3,063,241	4,287,970
#	Foxsemicon Integrated Technology, Inc.	537,402	2,773,383
#	Franbo Lines Corp.	1,450,820	649,529
#	Froch Enterprise Co. Ltd.	1,735,384	1,194,611
	FSP Technology, Inc.	887,619	1,016,453
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	270,300	149,052
	Fubon Financial Holding Co. Ltd.	18,793,034	29,684,228
#	Fulgent Sun International Holding Co. Ltd.	936,730	3,958,279
	Fullerton Technology Co. Ltd.	652,670	362,193
#	Fulltech Fiber Glass Corp.	3,016,051	1,055,536
	Fusheng Precision Co. Ltd.	461,000	2,592,488
#	Fwusow Industry Co. Ltd.	1,121,294	678,942
#	G Shank Enterprise Co. Ltd.	1,120,510	1,519,580
#	Gallant Precision Machining Co. Ltd.	121,000	95,368
	Gamania Digital Entertainment Co. Ltd.	906,000	1,508,085
*	GCS Holdings, Inc.	401,000	433,198

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	GEM Services, Inc.	445,970	$860,504
	Gemtek Technology Corp.	2,571,574	2,079,985
	General Interface Solution Holding Ltd.	2,053,000	4,945,118
#	General Plastic Industrial Co. Ltd.	631,478	541,483
#	Generalplus Technology, Inc.	448,000	619,757
#	GeneReach Biotechnology Corp.	203,346	320,269
#	Genesys Logic, Inc.	321,000	827,007
#	Genius Electronic Optical Co. Ltd.	638,576	5,925,903
	Genmont Biotech, Inc.	78,314	51,232
	Genovate Biotechnology Co. Ltd.	163,700	109,059
#	GeoVision, Inc.	467,840	481,169
	Getac Holdings Corp.	3,106,281	3,749,089
#	GFC Ltd.	176,400	352,998
#	Giant Manufacturing Co. Ltd.	1,094,363	6,964,259
*	Giantplus Technology Co. Ltd.	1,938,000	662,704
	Gigabyte Technology Co. Ltd.	2,942,750	8,402,006
#*	Gigasolar Materials Corp.	218,678	649,994
*	Gigastorage Corp.	97,576	49,442
	Global Brands Manufacture Ltd.	2,469,175	1,970,389
	Global Lighting Technologies, Inc.	545,000	926,356
	Global Mixed Mode Technology, Inc.	584,000	2,327,901
#	Global PMX Co. Ltd.	420,000	1,923,381
#	Global Unichip Corp.	269,000	4,046,495
#	Globaltek Fabrication Co. Ltd.	78,000	123,123
#	Globalwafers Co. Ltd.	836,779	9,274,803
#*	Globe Union Industrial Corp.	1,588,820	584,040
#	Gloria Material Technology Corp.	2,621,885	2,306,532
#*	Glotech Industrial Corp.	307,000	95,918
*	GlycoNex, Inc.	111,828	94,582
#	GMI Technology, Inc.	1,055,566	564,147
#	Gold Circuit Electronics Ltd.	2,937,372	7,773,608
	Goldsun Building Materials Co. Ltd.	6,344,965	4,452,167
	Good Will Instrument Co. Ltd.	333,342	263,483
	Gordon Auto Body Parts	527,000	347,701
#	Gourmet Master Co. Ltd.	839,102	2,547,178
#	Grand Fortune Securities Co. Ltd.	1,456,729	460,297
	Grand Ocean Retail Group Ltd.	691,000	284,962
#	Grand Pacific Petrochemical	6,287,000	3,389,105
	Grand Process Technology Corp.	165,000	927,084
#	GrandTech CG Systems, Inc.	344,891	555,211
	Grape King Bio Ltd.	833,000	3,138,046
	Great China Metal Industry	1,132,000	849,668
	Great Taipei Gas Co. Ltd.	1,511,000	1,434,653
#	Great Tree Pharmacy Co. Ltd.	281,628	2,359,604
	Great Wall Enterprise Co. Ltd.	3,940,478	4,912,745
#	Greatek Electronics, Inc.	2,414,000	3,475,466
*††	Green Energy Technology, Inc.	2,077,221	0
#	Green World FinTech Service Co. Ltd.	23,100	249,862
#	Group Up Industrial Co. Ltd.	233,000	573,695
	GTM Holdings Corp.	1,004,550	752,234
#	Hai Kwang Enterprise Corp.	86,000	46,234
#	Hannstar Board Corp.	3,176,831	2,826,154
#	HannStar Display Corp.	12,007,323	4,254,274
	HannsTouch Solution, Inc.	3,855,862	1,099,363
	Hanpin Electron Co. Ltd.	361,000	313,689
#	Harmony Electronics Corp.	220,000	200,747
#	Harvatek Corp.	1,062,839	509,705
#	Heran Co. Ltd.	89,000	279,937
#	Hey Song Corp.	1,993,500	2,016,804

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hi-Clearance, Inc.	135,978	$582,315
#	Highlight Tech Corp.	556,842	772,097
*	High-Tek Harness Enterprise Co. Ltd.	141,000	59,425
#	Highwealth Construction Corp.	3,491,083	4,486,431
#	HIM International Music, Inc.	127,200	282,521
#	Hiroca Holdings Ltd.	469,221	665,321
#	Hitron Technology, Inc.	826,997	633,202
	Hiwin Technologies Corp.	1,154,866	5,933,341
	Hiyes International Co. Ltd.	71,000	126,940
	Ho Tung Chemical Corp.	6,567,828	1,634,485
	Hocheng Corp.	1,444,266	485,473
	Hold-Key Electric Wire & Cable Co. Ltd.	73,521	32,329
	Holiday Entertainment Co. Ltd.	430,390	757,050
#	Holtek Semiconductor, Inc.	1,327,000	2,724,930
	Holy Stone Enterprise Co. Ltd.	973,675	2,633,455
#	Hon Hai Precision Industry Co. Ltd.	20,491,403	65,082,262
*	Hong Pu Real Estate Development Co. Ltd.	1,528,554	1,042,880
#	Hong TAI Electric Industrial	1,385,000	623,758
	Hong YI Fiber Industry Co.	1,007,680	531,177
#	Horizon Securities Co. Ltd.	2,505,560	771,502
	Hota Industrial Manufacturing Co. Ltd.	122,816	284,063
	Hotai Finance Co. Ltd.	756,000	2,204,521
#	Hotai Motor Co. Ltd.	732,000	13,243,657
#*	Hotron Precision Electronic Industrial Co. Ltd.	170,159	179,096
#	Hsin Kuang Steel Co. Ltd.	2,174,000	2,300,263
	Hsin Yung Chien Co. Ltd.	259,510	754,485
	Hsing TA Cement Co.	806,222	377,461
*	HTC Corp.	2,476,619	3,862,838
#	Hu Lane Associate, Inc.	307,555	1,389,332
#	HUA ENG Wire & Cable Co. Ltd.	2,197,000	873,824
#	Hua Nan Financial Holdings Co. Ltd.	21,153,619	13,799,987
	Hua Yu Lien Development Co. Ltd.	71,000	117,737
	Huaku Development Co. Ltd.	1,837,400	4,907,787
	Huang Hsiang Construction Corp.	217,735	265,966
#	Huikwang Corp.	57,000	63,939
#	Hung Ching Development & Construction Co. Ltd.	903,000	579,036
	Hung Sheng Construction Ltd.	2,955,603	2,259,007
	Huxen Corp.	262,072	369,370
	Hwa Fong Rubber Industrial Co. Ltd.	1,268,096	550,553
	Hwacom Systems, Inc.	253,000	109,832
#	Hycon Technology Corp.	146,169	246,519
	Ibase Technology, Inc.	551,345	1,135,996
	IBF Financial Holdings Co. Ltd.	17,228,499	5,927,997
#	IC Plus Corp.	77,000	131,908
#	Ichia Technologies, Inc.	1,532,255	846,973
#	I-Chiun Precision Industry Co. Ltd.	1,110,749	574,420
#	IEI Integration Corp.	726,173	1,191,149
#	Inergy Technology, Inc.	83,000	158,164
	Infortrend Technology, Inc.	1,508,866	805,616
#	Info-Tek Corp.	487,000	806,686
#	Ingentec Corp.	64,890	333,360
#	Innodisk Corp.	530,340	2,711,919
	Innolux Corp.	48,845,701	17,913,262
#	Inpaq Technology Co. Ltd.	550,550	687,405
#	Insyde Software Corp.	151,000	347,250
#	Intai Technology Corp.	221,800	626,110
#*	Integrated Service Technology, Inc.	666,669	1,621,640
	IntelliEPI, Inc.	123,000	218,927
	Interactive Digital Technologies, Inc.	48,000	85,894

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	International CSRC Investment Holdings Co.	4,790,083	$2,804,929
	International Games System Co. Ltd.	625,000	6,804,691
#	Inventec Corp.	8,150,276	6,163,656
	Iron Force Industrial Co. Ltd.	275,682	606,163
#	I-Sheng Electric Wire & Cable Co. Ltd.	647,000	814,075
	I-Sunny Construction & Development Co. Ltd.	59,895	147,429
#	ITE Technology, Inc.	1,191,646	2,192,872
#	ITEQ Corp.	1,863,608	3,158,372
*††	J Touch Corp.	22,100	0
	Jarllytec Co. Ltd.	359,828	589,340
#	Jean Co. Ltd.	258,568	96,954
#	Jentech Precision Industrial Co. Ltd.	387,356	4,199,261
	Jess-Link Products Co. Ltd.	561,450	611,193
#	Jetway Information Co. Ltd.	181,000	134,423
#	Jia Wei Lifestyle, Inc.	173,000	226,401
#	Jih Lin Technology Co. Ltd.	265,000	494,544
	Jiin Yeeh Ding Enterprise Co. Ltd.	363,200	359,218
	Jinan Acetate Chemical Co. Ltd.	5,270	17,862
*	Jinli Group Holdings Ltd.	688,681	206,681
	JMC Electronics Co. Ltd.	61,000	55,554
#	Joinsoon Electronics Manufacturing Co. Ltd.	548,000	282,247
#	Jourdeness Group Ltd.	264,000	592,385
#	K Laser Technology, Inc.	946,459	530,352
	Kaimei Electronic Corp.	393,851	631,550
#	Kaori Heat Treatment Co. Ltd.	520,321	1,884,241
	Kaulin Manufacturing Co. Ltd.	1,256,684	506,080
	Kedge Construction Co. Ltd.	267,300	378,446
	Keding Enterprises Co. Ltd.	14,000	58,173
	KEE TAI Properties Co. Ltd.	3,007,101	1,015,829
#	Kenda Rubber Industrial Co. Ltd.	3,681,885	3,486,397
#	Kenmec Mechanical Engineering Co. Ltd.	1,366,000	1,020,418
#	Kerry TJ Logistics Co. Ltd.	1,415,000	1,531,813
#*	Key Ware Electronics Co. Ltd.	374,131	114,061
#	Keystone Microtech Corp.	150,000	698,341
#	KHGEARS International Ltd.	6,504	13,784
#	Kindom Development Co. Ltd.	3,035,000	2,266,017
#	King Chou Marine Technology Co. Ltd.	516,800	544,939
	King Slide Works Co. Ltd.	386,450	5,014,370
	King Yuan Electronics Co. Ltd.	10,254,032	10,374,694
	King’s Town Bank Co. Ltd.	6,622,653	6,303,041
#*	King’s Town Construction Co. Ltd.	659,690	698,260
#	Kinik Co.	759,000	2,390,173
#	Kinko Optical Co. Ltd.	649,120	461,552
	Kinpo Electronics	8,325,892	3,642,356
#	Kinsus Interconnect Technology Corp.	1,493,476	4,812,385
#	KMC Kuei Meng International, Inc.	477,951	2,067,333
#	KNH Enterprise Co. Ltd.	719,150	338,991
	Ko Ja Cayman Co. Ltd.	135,000	212,243
#	KS Terminals, Inc.	945,290	2,008,086
	Kung Long Batteries Industrial Co. Ltd.	420,000	1,764,870
#*	Kung Sing Engineering Corp.	3,465,135	692,111
	Kuo Toong International Co. Ltd.	1,108,735	664,773
#	Kuo Yang Construction Co. Ltd.	1,253,517	697,013
	Kwong Fong Industries Corp.	534,733	165,761
	Kwong Lung Enterprise Co. Ltd.	637,000	1,188,182
#	KYE Systems Corp.	1,412,107	417,741
	L&K Engineering Co. Ltd.	1,098,000	975,729
#	La Kaffa International Co. Ltd.	164,947	500,960
	LAN FA Textile	1,512,412	381,959

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Land Mark Optoelectronics Corp.	539,600	$1,548,245
*	Lang, Inc.	26,000	20,294
#	Lanner Electronics, Inc.	623,705	1,243,444
	Largan Precision Co. Ltd.	179,234	10,254,326
#	Laser Tek Taiwan Co. Ltd.	441,144	352,602
#	Laster Tech Corp. Ltd.	305,540	274,009
#	LCY Technology Corp.	159,000	119,121
*	Leader Electronics, Inc.	527,886	151,640
#	Leadtek Research, Inc.	171,600	197,124
#	Leadtrend Technology Corp.	103,791	181,373
#	Lealea Enterprise Co. Ltd.	4,892,965	1,576,294
*	Leatec Fine Ceramics Co. Ltd.	23,000	9,786
	Ledlink Optics, Inc.	542,858	374,353
#	LEE CHI Enterprises Co. Ltd.	1,204,000	804,029
#	Lelon Electronics Corp.	639,122	958,190
#	Lemtech Holdings Co. Ltd.	177,032	393,851
	Leo Systems, Inc.	258,000	226,316
#*	Leofoo Development Co. Ltd.	790,010	387,047
#*	Li Cheng Enterprise Co. Ltd.	546,057	388,451
#*	Li Peng Enterprise Co. Ltd.	3,590,060	861,779
	Lian HWA Food Corp.	617,323	1,247,517
#	Lida Holdings Ltd.	400,000	354,305
	Lien Hwa Industrial Holdings Corp.	2,807,617	4,048,317
	Ligitek Electronics Co. Ltd.	19,000	8,759
#	Lingsen Precision Industries Ltd.	2,891,490	1,152,281
#	Lite-On Technology Corp.	8,942,419	17,708,039
#	Liton Technology Corp.	336,000	254,988
*	Long Bon International Co. Ltd.	2,254,276	1,154,266
#	Long Da Construction & Development Corp.	652,000	415,445
#	Longchen Paper & Packaging Co. Ltd.	5,753,590	2,645,713
	Longwell Co.	638,000	1,031,251
	Lotes Co. Ltd.	292,625	7,022,682
#	Lotus Pharmaceutical Co. Ltd.	911,000	4,351,832
	Lu Hai Holding Corp.	392,386	360,913
#	Lucky Cement Corp.	1,088,000	345,759
	Lumax International Corp. Ltd.	554,513	1,131,317
	Lung Yen Life Service Corp.	1,006,000	1,101,166
#	Luxe Electric Co. Ltd.	261,080	132,487
#	M31 Technology Corp.	44,000	441,549
#	Macauto Industrial Co. Ltd.	383,000	679,121
#	Machvision, Inc.	291,890	1,056,045
#	Macroblock, Inc.	251,000	712,102
	Macronix International Co. Ltd.	9,547,837	8,796,331
#	MacroWell OMG Digital Entertainment Co. Ltd.	54,000	121,540
#	Makalot Industrial Co. Ltd.	830,670	5,143,763
#	Marketech International Corp.	535,000	1,615,865
#	Materials Analysis Technology, Inc.	409,932	1,744,256
#	Mayer Steel Pipe Corp.	752,905	503,524
	Maywufa Co. Ltd.	178,462	98,182
#	Mechema Chemicals International Corp.	258,000	758,122
	Medeon Biodesign, Inc.	24,000	37,516
	MediaTek, Inc.	3,483,823	63,503,801
*	Medigen Biotechnology Corp.	47,000	43,323
#*	Medigen Vaccine Biologics Corp.	713,228	1,422,906
	Mega Financial Holding Co. Ltd.	19,765,775	18,311,955
#	Meiloon Industrial Co.	629,889	323,886
	Mercuries & Associates Holding Ltd.	3,088,959	1,354,833
#*	Mercuries Life Insurance Co. Ltd.	12,273,576	2,084,957
#	Merida Industry Co. Ltd.	393,588	2,144,740

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Merry Electronics Co. Ltd.	962,771	$2,345,678
#	METAAGE Corp.	152,000	147,099
	Micro-Star International Co. Ltd.	3,842,465	13,015,206
	Mildef Crete, Inc.	328,000	409,532
#	MIN AIK Technology Co. Ltd.	875,249	436,119
#	Mirle Automation Corp.	1,130,512	1,262,758
#	Mitac Holdings Corp.	6,455,535	5,417,771
	Mitake Information Corp.	25,000	40,069
	MJ International Co. Ltd.	24,000	30,303
#	Mobiletron Electronics Co. Ltd.	504,960	738,326
#	momo.com, Inc.	232,680	3,471,501
	MOSA Industrial Corp.	331,000	240,077
#	MPI Corp.	724,000	1,896,931
#	Nak Sealing Technologies Corp.	370,549	1,204,728
	Namchow Holdings Co. Ltd.	1,490,000	2,001,668
#*	Nan Kang Rubber Tire Co. Ltd.	945,845	1,000,963
	Nan Liu Enterprise Co. Ltd.	247,000	536,327
	Nan Pao Resins Chemical Co. Ltd.	70,000	278,689
#*	Nan Ren Lake Leisure Amusement Co. Ltd.	907,072	310,672
#	Nan Ya Plastics Corp.	9,592,584	20,325,150
#	Nan Ya Printed Circuit Board Corp.	1,041,211	6,793,086
	Nang Kuang Pharmaceutical Co. Ltd.	341,000	353,400
	Nantex Industry Co. Ltd.	1,655,363	1,737,157
	Nanya Technology Corp.	5,936,751	10,008,356
*	National Aerospace Fasteners Corp.	19,000	34,661
#	National Petroleum Co. Ltd.	643,000	1,003,552
#	Netronix, Inc.	423,000	731,049
	New Best Wire Industrial Co. Ltd.	185,200	206,653
*	New Era Electronics Co. Ltd.	470,000	216,389
*	Newmax Technology Co. Ltd.	417,000	360,922
#	Nexcom International Co. Ltd.	679,267	544,067
#	Nichidenbo Corp.	1,163,552	1,714,582
	Nidec Chaun-Choung Technology Corp.	140,000	435,963
#	Nien Hsing Textile Co. Ltd.	751,656	492,455
	Nien Made Enterprise Co. Ltd.	691,000	5,327,915
#	Niko Semiconductor Co. Ltd.	338,000	480,828
#	Nishoku Technology, Inc.	257,800	689,999
	Nova Technology Corp.	156,000	395,428
#	Novatek Microelectronics Corp.	2,486,000	18,522,546
#	Nuvoton Technology Corp.	703,000	2,222,446
#	Nyquest Technology Co. Ltd.	75,000	141,945
	O-Bank Co. Ltd.	2,892,961	711,509
#	Ocean Plastics Co. Ltd.	842,000	860,200
#	OFCO Industrial Corp.	107,696	67,380
	OK Biotech Co. Ltd.	88,000	60,999
#*	Oneness Biotech Co. Ltd.	227,000	1,602,810
#	Orient Europharma Co. Ltd.	202,000	219,696
#	Orient Semiconductor Electronics Ltd.	2,731,637	1,368,795
	Oriental Union Chemical Corp.	3,724,819	1,948,351
#	O-TA Precision Industry Co. Ltd.	710,683	2,016,745
#	Pacific Construction Co.	1,178,276	326,954
#	Pacific Hospital Supply Co. Ltd.	387,706	787,819
	PADAUK Technology Co. Ltd.	28,050	66,464
#	Paiho Shih Holdings Corp.	974,656	761,729
#	Pan Asia Chemical Corp.	322,500	111,486
#	Pan Jit International, Inc.	1,470,074	2,500,019
#	Pan-International Industrial Corp.	2,676,854	2,635,500
#	Panion & BF Biotech, Inc.	136,753	636,820
	Parade Technologies Ltd.	201,805	3,800,389

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Paragon Technologies Co. Ltd.	276,626	$169,786
#	Parpro Corp.	232,000	154,691
#	PChome Online, Inc.	691,000	1,074,511
#	PCL Technologies, Inc.	301,067	826,145
	P-Duke Technology Co. Ltd.	346,644	865,078
#	Pegatron Corp.	8,126,293	14,855,498
#	Pegavision Corp.	244,000	2,130,189
*††	Pharmally International Holding Co. Ltd.	422,490	0
#	Phison Electronics Corp.	584,000	5,337,197
#	Phoenix Silicon International Corp.	836,340	1,286,299
*	Phytohealth Corp.	153,000	82,249
#	Pixart Imaging, Inc.	1,010,000	2,524,262
	Planet Technology Corp.	200,000	462,075
#	Plastron Precision Co. Ltd.	536,491	196,217
#	Plotech Co. Ltd.	578,800	352,484
#	Polytronics Technology Corp.	404,239	660,076
	Posiflex Technology, Inc.	154,939	550,812
	Pou Chen Corp.	8,125,005	6,859,204
	Power Wind Health Industry, Inc.	188,319	679,898
	Powerchip Semiconductor Manufacturing Corp.	7,790,000	7,415,684
#	Powertech Technology, Inc.	4,511,580	10,419,593
	Powertip Technology Corp.	201,000	71,239
	Poya International Co. Ltd.	374,558	4,760,644
#	President Chain Store Corp.	1,792,728	14,906,516
	President Securities Corp.	6,728,644	3,054,335
	Primax Electronics Ltd.	3,155,000	5,285,453
	Prince Housing & Development Corp.	8,065,140	2,575,938
#	Pro Hawk Corp.	83,000	400,343
*††	Prodisc Technology, Inc.	603,000	0
#	Promate Electronic Co. Ltd.	1,023,000	1,116,248
#	Prosperity Dielectrics Co. Ltd.	801,687	769,648
	P-Two Industries, Inc.	17,000	12,893
	Qisda Corp.	7,136,525	5,424,915
#	QST International Corp.	348,700	621,363
	Qualipoly Chemical Corp.	681,893	669,618
#	Quang Viet Enterprise Co. Ltd.	229,000	885,744
#	Quanta Computer, Inc.	7,442,436	15,763,871
	Quanta Storage, Inc.	1,275,000	1,492,927
#	Quintain Steel Co. Ltd.	1,840,707	686,674
	Radiant Opto-Electronics Corp.	3,440,692	10,483,335
#	Radium Life Tech Co. Ltd.	5,651,858	1,589,736
#	Rafael Microelectronics, Inc.	149,097	543,591
#*	RDC Semiconductor Co. Ltd.	247,000	1,065,216
	Realtek Semiconductor Corp.	1,958,861	15,442,207
	Rechi Precision Co. Ltd.	2,314,292	1,136,571
#	Rexon Industrial Corp. Ltd.	931,559	813,760
	Rich Development Co. Ltd.	3,708,769	940,918
#	RiTdisplay Corp.	78,000	77,500
*	Ritek Corp.	5,237,593	1,137,106
	Rodex Fasteners Corp.	125,000	233,954
*	Roo Hsing Co. Ltd.	3,680,000	333,481
#	Ruentex Development Co. Ltd.	5,086,464	6,243,684
#	Ruentex Engineering & Construction Co.	397,440	1,102,233
	Ruentex Industries Ltd.	3,218,253	5,497,628
#	Run Long Construction Co. Ltd.	564,213	1,108,247
	Samebest Co. Ltd.	20,160	12,951
	Sampo Corp.	2,123,895	1,547,395
#	San Fang Chemical Industry Co. Ltd.	1,200,659	744,758
	San Far Property Ltd.	1,184,297	424,200

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	San Shing Fastech Corp.	672,622	$1,101,595
	Sanitar Co. Ltd.	274,000	300,779
	Sanyang Motor Co. Ltd.	3,938,802	4,431,302
	Savior Lifetec Corp.	793,203	397,059
	Scan-D Corp.	7,000	9,877
*	SCI Pharmtech, Inc.	263,774	706,599
#	Scientech Corp.	251,000	485,546
	ScinoPharm Taiwan Ltd.	495,000	365,124
	SciVision Biotech, Inc.	45,510	67,112
#	SDI Corp.	764,000	2,106,377
	Sea & Land Integrated Corp.	123,500	74,209
#	Sea Sonic Electronics Co. Ltd.	276,000	392,567
	Senao International Co. Ltd.	517,547	477,255
#	Senao Networks, Inc.	177,000	990,551
#	Sensortek Technology Corp.	163,000	993,853
#	Sercomm Corp.	1,656,000	3,870,171
#	Sesoda Corp.	1,312,261	1,631,492
#	Shanghai Commercial & Savings Bank Ltd.	1,455,000	2,094,187
	Shan-Loong Transportation Co. Ltd.	619,247	626,255
#	Sharehope Medicine Co. Ltd.	646,165	588,869
#	Sheng Yu Steel Co. Ltd.	1,022,000	737,219
#	ShenMao Technology, Inc.	601,450	694,089
	Shieh Yih Machinery Industry Co. Ltd.	412,000	130,952
#	Shih Her Technologies, Inc.	373,000	584,662
	Shih Wei Navigation Co. Ltd.	2,382,000	1,688,072
	Shihlin Electric & Engineering Corp.	1,776,787	3,010,797
*	Shihlin Paper Corp.	15,000	22,249
#	Shin Foong Specialty & Applied Materials Co. Ltd.	226,000	359,825
	Shin Hai Gas Corp.	8,242	13,160
	Shin Hsiung Natural Gas Co. Ltd.	93,150	186,648
	Shin Kong Financial Holding Co. Ltd.	42,389,198	10,509,211
#	Shin Ruenn Development Co. Ltd.	131,000	106,455
	Shin Shin Natural Gas Co.	12,480	16,267
#	Shin Zu Shing Co. Ltd.	1,104,127	2,664,799
	Shinih Enterprise Co. Ltd.	119,000	75,323
#*	Shining Building Business Co. Ltd.	2,706,622	761,167
	Shinkong Insurance Co. Ltd.	1,897,784	2,592,919
	Shinkong Synthetic Fibers Corp.	8,122,844	4,064,892
	Shinkong Textile Co. Ltd.	907,169	1,074,766
#	Shiny Chemical Industrial Co. Ltd.	630,302	1,960,862
	ShunSin Technology Holding Ltd.	247,000	605,938
#*	Shuttle, Inc.	2,415,000	847,730
	Sigurd Microelectronics Corp.	3,773,523	5,431,618
#	Silergy Corp.	452,000	5,212,323
#	Silicon Integrated Systems Corp.	997,700	468,572
#	Silicon Optronics, Inc.	246,000	522,538
	Silitech Technology Corp.	69,521	67,649
	Simplo Technology Co. Ltd.	769,880	6,117,298
	Sinbon Electronics Co. Ltd.	636,849	4,945,513
	Sincere Navigation Corp.	2,291,741	1,250,985
#	Singatron Enterprise Co. Ltd.	540,000	332,907
#	Single Well Industrial Corp.	257,351	195,618
#	Sinher Technology, Inc.	406,000	446,230
	Sinkang Industries Co. Ltd.	16,000	8,067
#	Sinmag Equipment Corp.	293,519	750,123
	Sino-American Silicon Products, Inc.	2,146,000	8,229,846
#	Sinon Corp.	3,081,740	3,385,155
#	SinoPac Financial Holdings Co. Ltd.	28,881,451	14,410,539
#	Sinopower Semiconductor, Inc.	137,000	404,380

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sinphar Pharmaceutical Co. Ltd.	459,147	$397,275
#	Sinyi Realty, Inc.	1,834,314	1,595,163
	Sirtec International Co. Ltd.	743,000	445,749
#	Sitronix Technology Corp.	660,774	3,380,878
#	Siward Crystal Technology Co. Ltd.	1,214,705	1,102,020
	Soft-World International Corp.	344,000	763,902
	Solar Applied Materials Technology Corp.	2,428,531	2,082,604
#	Solomon Technology Corp.	737,000	511,626
	Solteam, Inc.	425,930	531,421
#	Sonix Technology Co. Ltd.	1,248,000	1,774,388
#	Southeast Cement Co. Ltd.	1,181,000	649,823
#	Speed Tech Corp.	599,000	929,911
#	Spirox Corp.	445,745	357,630
	Sporton International, Inc.	419,852	2,627,972
	Sports Gear Co. Ltd.	32,000	69,460
	St Shine Optical Co. Ltd.	377,000	2,465,331
#	Standard Chemical & Pharmaceutical Co. Ltd.	535,040	739,549
	Standard Foods Corp.	2,892,734	3,466,809
#	Stark Technology, Inc.	620,520	1,481,587
#	Sun Race Sturmey-Archer, Inc.	228,000	312,341
*	Sun Yad Construction Co. Ltd.	401,288	153,345
	Sunfun Info Co. Ltd.	8,760	39,176
	Sunjuice Holdings Co. Ltd.	55,000	344,629
#*	Sunko INK Co. Ltd.	373,800	152,554
#	SunMax Biotechnology Co. Ltd.	76,000	322,004
#	Sunny Friend Environmental Technology Co. Ltd.	439,000	1,831,188
	Sunonwealth Electric Machine Industry Co. Ltd.	1,403,001	1,745,830
#	Sunplus Innovation Technology, Inc.	57,000	105,698
#	Sunplus Technology Co. Ltd.	2,976,153	2,070,554
#	Sunrex Technology Corp.	885,145	988,115
#	Sunspring Metal Corp.	947,291	606,312
*	Super Dragon Technology Co. Ltd.	170,000	89,727
#	Superior Plating Technology Co. Ltd.	87,000	143,415
#	Supreme Electronics Co. Ltd.	3,230,910	3,316,148
#	Swancor Holding Co. Ltd.	377,000	1,040,694
#	Sweeten Real Estate Development Co. Ltd.	1,111,353	819,237
#	Symtek Automation Asia Co. Ltd.	403,257	944,736
	Syncmold Enterprise Corp.	718,000	1,314,063
*	SYNergy ScienTech Corp.	102,000	54,312
	Syngen Biotech Co. Ltd.	14,000	59,423
	Synmosa Biopharma Corp.	1,193,853	1,204,442
	Synnex Technology International Corp.	4,277,732	6,964,624
	Systex Corp.	942,293	1,934,340
#	T3EX Global Holdings Corp.	730,178	1,370,989
#	TA Chen Stainless Pipe	8,715,472	10,183,848
#	Ta Liang Technology Co. Ltd.	309,000	389,669
#	Ta Ya Electric Wire & Cable	3,414,050	1,746,953
	Ta Yih Industrial Co. Ltd.	220,000	233,443
#	Tah Hsin Industrial Corp.	228,378	457,849
#	TAI Roun Products Co. Ltd.	228,000	99,522
#	TA-I Technology Co. Ltd.	728,834	933,588
#*	Tai Tung Communication Co. Ltd.	758,813	322,703
	Taichung Commercial Bank Co. Ltd.	27,400,772	10,656,849
#	TaiDoc Technology Corp.	543,532	2,864,599
#	Taiflex Scientific Co. Ltd.	1,200,460	1,495,575
#	Taimide Tech, Inc.	708,940	668,109
#	Tainan Enterprises Co. Ltd.	643,289	363,859
#	Tainan Spinning Co. Ltd.	7,949,791	3,986,264
#	Tai-Saw Technology Co. Ltd.	424,960	314,243

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Taishin Financial Holding Co. Ltd.	29,614,936	$12,153,758
	TaiSol Electronics Co. Ltd.	441,000	419,968
#	Taisun Enterprise Co. Ltd.	852,775	1,029,643
#	Taita Chemical Co. Ltd.	1,807,792	1,113,955
#	TAI-TECH Advanced Electronics Co. Ltd.	270,000	615,517
#	Taitien Electronics Co. Ltd.	94,000	82,209
#	Taiwan Business Bank	21,339,953	7,900,301
	Taiwan Cement Corp.	14,251,055	13,362,983
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	682,331	708,797
	Taiwan Cogeneration Corp.	2,060,657	1,869,686
#	Taiwan Cooperative Financial Holding Co. Ltd.	20,271,140	15,706,335
#	Taiwan FamilyMart Co. Ltd.	187,000	1,073,365
#	Taiwan Fertilizer Co. Ltd.	3,102,000	5,029,275
	Taiwan Fire & Marine Insurance Co. Ltd.	1,348,880	828,518
#	Taiwan FU Hsing Industrial Co. Ltd.	1,051,000	1,305,589
#	Taiwan Glass Industry Corp.	5,452,904	3,444,265
	Taiwan High Speed Rail Corp.	6,027,000	5,250,522
	Taiwan Hon Chuan Enterprise Co. Ltd.	2,257,545	5,834,176
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	1,163,000	1,246,153
#	Taiwan IC Packaging Corp.	393,000	127,774
*††	Taiwan Kolin Co. Ltd.	508,000	0
††	Taiwan Land Development Corp.	6,008,009	374,772
	Taiwan Line Tek Electronic	390,000	294,781
#	Taiwan Mask Corp.	346,000	629,764
	Taiwan Mobile Co. Ltd.	3,940,900	11,620,081
	Taiwan Navigation Co. Ltd.	1,395,720	1,003,792
	Taiwan Paiho Ltd.	2,101,152	3,174,529
	Taiwan PCB Techvest Co. Ltd.	2,217,816	2,240,639
	Taiwan Pelican Express Co. Ltd.	119,000	156,455
#	Taiwan Sakura Corp.	1,220,243	2,215,756
#	Taiwan Sanyo Electric Co. Ltd.	481,650	527,454
	Taiwan Secom Co. Ltd.	1,641,405	4,702,457
#	Taiwan Semiconductor Co. Ltd.	1,226,000	2,844,156
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3,502,836	215,599,556
	Taiwan Semiconductor Manufacturing Co. Ltd.	41,439,652	498,195,913
#	Taiwan Shin Kong Security Co. Ltd.	1,637,226	1,962,930
	Taiwan Steel Union Co. Ltd.	155,000	423,560
	Taiwan Styrene Monomer	3,139,404	1,202,048
#	Taiwan Surface Mounting Technology Corp.	2,155,674	5,451,346
#	Taiwan Taxi Co. Ltd.	168,722	410,836
#*	Taiwan TEA Corp.	4,719,896	3,006,028
#	Taiwan Union Technology Corp.	2,204,000	2,992,323
#	Taiwan-Asia Semiconductor Corp.	2,092,537	2,046,786
	Taiyen Biotech Co. Ltd.	687,910	640,042
#*	Tang Eng Iron Works Co. Ltd.	152,000	144,889
#*	Tatung Co. Ltd.	5,651,588	5,479,742
	TBI Motion Technology Co. Ltd.	240,000	242,177
#	TCI Co. Ltd.	686,282	2,285,818
	Te Chang Construction Co. Ltd.	421,980	389,479
	Team Group, Inc.	289,800	274,371
	Teco Electric & Machinery Co. Ltd.	6,839,000	6,040,687
#	Tehmag Foods Corp.	114,860	869,081
	TEKOM Technologies, Inc.	14,000	43,066
	Ten Ren Tea Co. Ltd.	171,170	170,353
	Tera Autotech Corp.	24,863	13,571
	Test Research, Inc.	1,115,370	2,077,820
	Test Rite International Co. Ltd.	1,551,166	971,254
#	Tex-Ray Industrial Co. Ltd.	990,000	350,199
	Thermaltake Technology Co. Ltd.	151,391	100,609

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Thinking Electronic Industrial Co. Ltd.	520,058	$1,891,475
	Thye Ming Industrial Co. Ltd.	904,793	971,280
	Tofu Restaurant Co. Ltd.	21,280	122,395
#	Ton Yi Industrial Corp.	6,584,300	3,384,388
	Tong Hsing Electronic Industries Ltd.	1,180,972	6,314,192
	Tong Ming Enterprise Co. Ltd.	180,000	245,573
	Tong Yang Industry Co. Ltd.	2,929,341	4,099,118
	Tong-Tai Machine & Tool Co. Ltd.	1,539,804	634,961
*	Top Bright Holding Co. Ltd.	54,000	176,423
#	Top Union Electronics Corp.	666,986	476,087
#*	TOPBI International Holdings Ltd.	667,872	198,958
	Topco Scientific Co. Ltd.	1,103,050	5,104,370
	Topco Technologies Corp.	307,468	667,569
	Topkey Corp.	214,000	1,143,245
#	Topoint Technology Co. Ltd.	1,041,993	916,217
	Toung Loong Textile Manufacturing	610,980	501,822
	TPK Holding Co. Ltd.	2,634,000	2,324,838
	Trade-Van Information Services Co.	378,000	639,277
	Transart Graphics Co. Ltd.	31,000	52,969
#	Transcend Information, Inc.	1,258,870	2,513,360
	Transcom, Inc.	93,000	359,133
	Tripod Technology Corp.	2,262,660	6,251,906
#*	TrueLight Corp.	273,000	177,915
#	Tsang Yow Industrial Co. Ltd.	383,000	268,964
	Tsann Kuen Enterprise Co. Ltd.	515,865	668,021
#	TSC Auto ID Technology Co. Ltd.	195,570	1,133,688
#	TSRC Corp.	4,929,154	4,038,764
	TST Group Holding Ltd.	3,600	11,285
#	Ttet Union Corp.	269,000	1,209,664
#	TTFB Co. Ltd.	87,460	503,019
	TTY Biopharm Co. Ltd.	1,593,991	3,702,527
#	Tung Ho Steel Enterprise Corp.	4,596,052	7,033,472
	Tung Ho Textile Co. Ltd.	17,000	9,006
#	Tung Thih Electronic Co. Ltd.	408,000	1,691,455
#	Turvo International Co. Ltd.	229,515	644,382
#	TXC Corp.	2,510,762	5,925,783
#	TYC Brother Industrial Co. Ltd.	2,073,333	1,612,515
*	Tycoons Group Enterprise	3,139,353	777,669
#	Tyntek Corp.	1,844,413	867,185
	TZE Shin International Co. Ltd.	112,200	42,172
#	UDE Corp.	533,000	488,353
	U-Ming Marine Transport Corp.	3,440,200	3,747,112
	Unic Technology Corp.	373,000	146,200
#	Unictron Technologies Corp.	108,000	227,616
	Unimicron Technology Corp.	4,544,563	17,461,893
#	Union Bank Of Taiwan	10,392,215	4,877,481
	Uni-President Enterprises Corp.	11,113,734	22,569,317
	Unitech Computer Co. Ltd.	564,365	511,934
#*	Unitech Printed Circuit Board Corp.	4,099,516	2,218,801
	United Integrated Services Co. Ltd.	1,205,640	5,410,766
#	United Microelectronics Corp., Sponsored ADR	210,935	1,250,845
#	United Microelectronics Corp.	35,252,441	42,389,687
*	United Orthopedic Corp.	479,468	460,933
#	United Radiant Technology	590,000	289,844
#	United Recommend International Co. Ltd.	147,200	291,028
*	United Renewable Energy Co. Ltd.	6,710,644	4,362,028
††	Unity Opto Technology Co. Ltd.	3,736,276	89,573
#	Univacco Technology, Inc.	287,000	218,427
#	Universal Cement Corp.	2,811,790	1,743,888

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Universal Vision Biotechnology Co. Ltd.	239,400	$1,831,011
	Unizyx Holding Corp.	2,120,320	1,684,353
	UPC Technology Corp.	5,461,684	2,063,879
#	Userjoy Technology Co. Ltd.	266,474	571,769
#	USI Corp.	6,400,226	4,013,259
#*	Usun Technology Co. Ltd.	283,100	220,381
#	U-Tech Media Corp.	438,000	206,939
#	Utechzone Co. Ltd.	360,000	846,838
#	UVAT Technology Co. Ltd.	158,000	266,186
	Value Valves Co. Ltd.	112,000	275,783
	Vanguard International Semiconductor Corp.	4,605,000	9,454,843
	Ve Wong Corp.	704,524	710,767
#	Ventec International Group Co. Ltd.	505,000	927,809
#	VIA Labs, Inc.	113,000	591,748
*	Victory New Materials Ltd. Co.	815,500	249,829
	Viking Tech Corp.	395,000	487,771
	Visual Photonics Epitaxy Co. Ltd.	1,106,224	1,975,028
	Voltronic Power Technology Corp.	246,007	9,974,137
#	Wafer Works Corp.	4,060,544	5,008,632
#	Waffer Technology Corp.	565,625	542,134
	Wah Hong Industrial Corp.	408,280	366,756
	Wah Lee Industrial Corp.	1,395,400	3,471,086
#	Walsin Lihwa Corp.	9,925,881	10,979,726
	Walsin Technology Corp.	2,225,496	5,432,106
#	Walton Advanced Engineering, Inc.	2,036,662	680,313
	Wan Hai Lines Ltd.	3,672,972	7,689,263
	WAN HWA Enterprise Co.	428,452	158,775
	Wei Chuan Foods Corp.	2,717,000	1,537,194
*††	Wei Mon Industry Co. Ltd.	2,514,674	0
#	Weikeng Industrial Co. Ltd.	2,797,979	2,226,774
#	Well Shin Technology Co. Ltd.	624,443	870,085
	Welldone Co.	61,000	58,362
#	WELLELL, Inc.	308,463	221,795
*	Wha Yu Industrial Co. Ltd.	557,000	261,589
#	Wholetech System Hitech Ltd.	370,000	457,507
#	Win Semiconductors Corp.	1,371,248	5,173,872
	Winbond Electronics Corp.	17,499,188	10,547,787
	Winmate, Inc.	184,000	458,870
#	Winstek Semiconductor Co. Ltd.	523,000	658,742
††	Wintek Corp.	6,349,135	67,605
#	WinWay Technology Co. Ltd.	109,000	1,035,711
	Wisdom Marine Lines Co. Ltd.	3,344,849	5,409,781
	Wisechip Semiconductor, Inc.	157,000	257,893
	Wistron Corp.	16,366,169	13,213,608
#	Wistron Information Technology & Services Corp.	248,000	590,527
#	Wistron NeWeb Corp.	1,978,515	5,129,893
#	Wiwynn Corp.	233,000	5,219,597
	Wonderful Hi-Tech Co. Ltd.	183,000	172,117
*	Wowprime Corp.	599,000	2,318,440
	WPG Holdings Ltd.	7,645,957	10,410,398
#	WT Microelectronics Co. Ltd.	2,279,789	4,117,703
	WUS Printed Circuit Co. Ltd.	1,091,507	766,933
#*	WW Holding, Inc.	32,000	74,347
#	XAC Automation Corp.	275,000	178,027
	XinTec, Inc.	1,135,000	3,360,306
	X-Legend Entertainment Co. Ltd.	10,000	12,647
*††	XPEC Entertainment, Inc.	63,985	0
	Xxentria Technology Materials Corp.	803,736	1,413,133
	Yageo Corp.	1,071,842	12,151,479

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Yang Ming Marine Transport Corp.	8,891,491	$16,552,660
	Yankey Engineering Co. Ltd.	2,000	9,759
#	YC INOX Co. Ltd.	2,519,858	1,977,280
	YCC Parts Manufacturing Co. Ltd.	51,000	57,071
#	Yea Shin International Development Co. Ltd.	1,322,514	906,717
#	Yem Chio Co. Ltd.	2,933,064	1,176,890
	Yen Sun Technology Corp.	158,000	118,447
#	Yeong Guan Energy Technology Group Co. Ltd.	588,031	905,032
#	YFC-Boneagle Electric Co. Ltd.	769,454	579,253
#	YFY, Inc.	9,004,997	7,127,727
#	Yi Jinn Industrial Co. Ltd.	1,392,096	785,382
	Yi Shin Textile Industrial Co. Ltd.	208,000	215,080
#*	Yieh Hsing Enterprise Co. Ltd.	106,000	29,809
#	Yieh Phui Enterprise Co. Ltd.	6,669,959	2,948,950
	YONGGU Group, Inc.	74,000	110,271
#	Yonyu Plastics Co. Ltd.	546,050	560,360
#	Young Fast Optoelectronics Co. Ltd.	708,137	559,061
#	Youngtek Electronics Corp.	862,569	1,509,627
	Yuanta Financial Holding Co. Ltd.	27,159,808	16,583,979
	Yuanta Futures Co. Ltd.	62,145	90,255
#	Yuen Chang Stainless Steel Co. Ltd.	399,000	237,644
#	Yuen Foong Yu Consumer Products Co. Ltd.	351,000	379,743
	Yulon Finance Corp.	1,605,549	6,783,226
#	Yulon Motor Co. Ltd.	3,673,946	5,190,040
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	385,350	833,367
#	Yungshin Construction & Development Co. Ltd.	842,200	1,563,747
	YungShin Global Holding Corp.	1,309,400	1,579,656
#	Yusin Holding Corp.	39,000	122,053
	Zeng Hsing Industrial Co. Ltd.	359,974	1,200,050
#	Zenitron Corp.	1,297,000	1,032,871
#	Zero One Technology Co. Ltd.	892,868	1,064,364
	Zhen Ding Technology Holding Ltd.	3,373,350	11,055,537
*	Zhong Yang Technology Co. Ltd.	98,000	107,800
#	Zig Sheng Industrial Co. Ltd.	3,276,638	974,352
	ZillTek Technology Corp.	57,000	315,567
#*	Zinwell Corp.	2,008,979	1,029,592
#	Zippy Technology Corp.	747,028	877,375
#	ZongTai Real Estate Development Co. Ltd.	1,002,703	914,165

TOTAL TAIWAN			3,265,591,451

THAILAND — (2.5%)
	2S Metal PCL	1,285,110	112,101
	AAPICO Hitech PCL, NVDR	60,660	48,212
	AAPICO Hitech PCL	1,826,888	1,452,006
	Absolute Clean Energy PCL	12,123,700	872,804
	Advanced Info Service PCL	2,502,809	12,560,077
	Advanced Information Technology PCL	11,087,950	1,806,235
	AEON Thana Sinsap Thailand PCL	656,900	2,821,943
*	After You PCL	1,580,300	465,038
	AgriPure Holdings PLC	1,551,400	205,848
*	AgriPure Holdings PLC	827,100	0
	AI Energy PCL	1,179,650	99,802
*	Airports of Thailand PCL	6,175,500	12,007,015
	AJ Plast PCL	1,739,400	566,699
	Allianz Ayudhya Capital PCL	136,500	152,424
*	Alpha Divisions PCL, Class F	1,547,900	61,412
	Amanah Leasing PCL	4,055,400	438,998
	Amata Corp. PCL	6,193,500	3,173,233
*	Ananda Development PCL	19,552,607	734,636

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	AP Thailand PCL	24,464,036	$6,299,200
*	Aqua Corp. PCL	7,522,200	130,443
	Asia Green Energy PCL	4,363,000	481,466
	Asia Plus Group Holdings PCL	18,990,200	1,496,863
	Asia Precision PCL	1,729,400	226,285
	Asia Sermkij Leasing PCL, NVDR	1,848,750	1,578,675
	Asia Sermkij Leasing PCL	32,200	27,496
	Asian Insulators PCL	2,470,690	405,723
	Asian Sea Corp. PCL, Class F	2,620,750	1,198,136
	Asiasoft Corp. PCL	947,700	413,343
	Asset World Corp. PCL	14,161,300	2,269,678
	B Grimm Power PCL	2,163,500	1,918,500
	Bangchak Corp. PCL	8,689,800	6,963,713
*	Bangkok Airways PCL	4,767,700	1,691,118
	Bangkok Bank PCL	2,449,900	9,365,750
	Bangkok Bank PCL, NVDR	201,600	770,699
	Bangkok Chain Hospital PCL	6,593,150	3,204,763
	Bangkok Commercial Asset Management PCL	4,718,900	1,896,983
	Bangkok Dusit Medical Services PCL, Class F	11,119,200	8,618,403
	Bangkok Expressway & Metro PCL	7,693,255	1,900,068
	Bangkok Insurance PCL	106,240	770,421
	Bangkok Land PCL	103,037,504	2,734,311
	Bangkok Life Assurance PCL, NVDR	1,967,440	1,692,950
*	Bangkok Ranch PCL	4,604,400	338,737
	Banpu PCL	22,177,113	7,283,603
	Banpu Power PCL	2,703,000	1,058,190
	BCPG PCL	3,673,800	921,828
	BEC World PCL	6,482,400	1,643,593
	Berli Jucker PCL	3,587,450	3,228,328
*	Better World Green PCL	26,875,300	508,413
	BG Container Glass PCL	968,500	251,922
*	Bound & Beyond PCL	614,200	195,266
	BTS Group Holdings PCL	13,863,800	3,023,372
	Bumrungrad Hospital PCL	684,100	4,080,155
	Buriram Sugar PCL, Class F	631,460	124,434
	Business Online PCL	1,486,300	406,136
	Cal-Comp Electronics Thailand PCL, Class F	23,494,528	1,358,065
	Carabao Group PCL, Class F	895,700	2,123,934
	Central Pattana PCL	2,870,200	5,184,610
*	Central Plaza Hotel PCL	508,500	678,045
	Central Retail Corp. PCL	3,917,117	4,322,620
	CH Karnchang PCL	6,073,167	3,701,983
	Charoen Pokphand Foods PCL	12,509,200	8,298,931
	Charoong Thai Wire & Cable PCL, Class F	1,035,900	161,400
	Chiang Mai Ram Medical Business PCL	522,200	36,771
	Chularat Hospital PCL, Class F	32,750,000	3,046,111
	Chumporn Palm Oil Industry PCL	2,336,300	186,609
	CIMB Thai Bank PCL	1,623,900	35,840
	CK Power PCL	7,161,800	929,566
	Com7 PCL, Class F	4,369,000	3,472,471
	Communication & System Solution PCL	5,655,600	222,895
*	Country Group Development PCL	30,283,500	366,012
*	Country Group Holdings PCL, Class F	14,298,411	259,220
	CP ALL PCL	5,309,500	8,370,205
	Delta Electronics Thailand PCL	316,100	4,817,078
	Demco PCL	3,254,900	374,579
	Dhipaya Group Holdings PCL	3,327,000	4,742,242
	Diamond Building Products PCL	1,260,200	254,954
	Do Day Dream PCL	342,900	150,458

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	DOD Biotech PCL	974,500	$120,852
	Dohome PCL	2,314,320	784,412
	Dynasty Ceramic PCL	27,544,860	1,954,049
*	E for L Aim PCL	4,864,100	56,232
*	Earth Tech Environment PCL	1,043,900	88,866
	Eastern Polymer Group PCL, Class F	6,710,700	1,798,453
	Eastern Power Group PCL	2,399,504	272,356
	Eastern Water Resources Development & Management PCL, Class F	4,777,600	640,193
	Ekachai Medical Care PCL	3,003,208	611,531
	Electricity Generating PCL	607,200	2,720,116
	Energy Absolute PCL	1,902,500	4,823,732
	Esso Thailand PCL	6,764,400	2,577,084
*	Everland PCL	5,492,800	38,966
	Exotic Food PCL, Class F	1,371,700	436,090
	Finansia Syrus Securities PCL, NVDR	684,100	67,943
	Forth Corp. PCL	1,252,800	1,744,572
	Forth Smart Service PCL	1,733,800	874,644
	Fortune Parts Industry PCL, Class F	2,261,200	226,952
	Frasers Property Thailand PCL	109,400	43,691
*	General Engineering PCL	14,624,000	80,689
	GFPT PCL	3,709,622	1,432,776
*	Global Consumer PCL	2,912,500	60,454
	Global Green Chemicals PCL, Class F	1,684,700	628,553
	Global Power Synergy PCL, Class F	1,576,226	2,567,683
	Gulf Energy Development PCL	2,384,400	3,163,747
	Gunkul Engineering PCL	18,032,900	2,440,080
	Haad Thip PCL	456,000	341,461
	Hana Microelectronics PCL	4,729,353	4,318,051
	Home Product Center PCL	17,312,415	6,641,126
	Humanica PCL	1,002,400	289,711
	Hwa Fong Rubber Thailand PCL	1,113,100	190,099
	I&I Group PCL	18,000	20,573
	ICC International PCL	51,000	41,875
	Ichitan Group PCL	5,852,300	1,629,910
	Index Livingmall PCL	1,433,500	655,357
	Indorama Ventures PCL	5,400,200	5,959,233
	Infraset PCL	3,353,300	320,704
	Interlink Communication PCL	3,002,350	611,356
*	Interlink Telecom PCL	7,980,200	834,503
	Internet Thailand PCL	1,417,700	204,870
*	Interpharma PCL	1,061,300	454,524
	Intouch Holdings PCL, Class F	245,400	464,235
	IRPC PCL	50,408,390	4,158,758
	IT City PCL	163,900	22,178
*	Italian-Thai Development PCL	38,584,219	1,956,583
*††	ITV PLC	183,700	0
	JAS Asset PCL, Class F	3,383,000	357,322
*	Jasmine International PCL	26,657,100	1,694,960
*	Jasmine Technology Solution PCL	63,700	81,173
	Jay Mart PCL	210,700	250,504
*	JKN Global Media PCL	2,827,700	375,194
	JMT Network Services PCL, Class F	615,297	1,050,823
	Jubilee Enterprise PCL	210,000	160,010
	JWD Infologistics PCL	3,162,700	1,620,406
	Kang Yong Electric PCL	8,200	68,944
	Karmarts PCL	4,848,266	783,417
	Kasikornbank PCL	91,000	350,276
	Kasikornbank PCL, NVDR	890,200	3,414,850
	KCE Electronics PCL	2,767,664	3,054,175

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	KGI Securities Thailand PCL	4,424,900	$562,704
	Khon Kaen Sugar Industry PCL	14,945,448	1,460,774
	Kiatnakin Phatra Bank PCL	897,407	1,721,248
	Krung Thai Bank PCL	5,142,475	2,364,512
	Krungthai Card PCL	2,372,600	3,553,290
	Ladprao General Hospital PCL, Class F	1,209,300	182,698
	Lalin Property PCL	1,613,800	381,613
	Lam Soon Thailand PCL	2,756,000	362,060
	Land & Houses PCL	18,502,800	4,472,563
	Land & Houses PCL, NVDR	3,654,680	883,422
	Lanna Resources PCL	2,341,650	1,138,217
	LH Financial Group PCL	34,951,227	1,010,151
	Loxley PCL	11,146,635	644,314
	LPN Development PCL	10,261,596	1,116,211
*	Master Ad PCL	15,135,200	210,763
	MBK PCL	6,793,728	3,355,809
	MC Group PCL	1,741,700	455,331
	MCS Steel PCL	3,868,300	945,223
*	MDX PCL	670,700	80,710
	Mega Lifesciences PCL	2,596,100	3,018,324
	Millcon Steel PCL	9,703,884	203,970
*	Minor International PCL	3,395,039	2,519,965
	MK Restaurants Group PCL	959,200	1,468,035
*	Mono Next PCL	7,271,000	277,009
	Muang Thai Insurance PCL	27,600	91,009
	Muangthai Capital PCL	2,688,700	2,560,835
	Namyong Terminal PCL	3,419,200	328,804
	Nava Nakorn PCL	179,200	9,699
*	Nawarat Patanakarn PCL	13,758,800	281,972
	Netbay PCL	657,800	514,176
	Noble Development PCL	5,340,400	639,838
	Nonthavej Hospital PCL	72,300	72,661
	Northeast Rubber PCL	12,398,400	1,889,404
	NR Instant Produce PCL	1,225,200	207,634
*	Nusasiri PCL	1,495,300	40,074
	Origin Property PCL, Class F	7,238,600	1,939,930
	Osotspa PCL	4,122,900	2,870,648
	Pacific Pipe PCL	1,617,100	159,756
	PCS Machine Group Holding PCL	1,542,500	201,019
*	Plan B Media PCL, Class F	16,984,868	3,146,172
*	Platinum Group PCL, Class F	2,158,100	185,984
	Polyplex Thailand PCL	2,392,187	1,483,332
*	Power Solution Technologies PCL, Class F	6,872,800	308,788
	Praram 9 Hospital PCL	980,700	463,810
	Precious Shipping PCL	9,198,500	3,166,063
	Premier Marketing PCL	2,520,000	642,249
	Prima Marine PCL	8,729,400	1,479,365
*	Principal Capital PCL	2,361,600	378,501
	Property Perfect PCL	74,357,187	761,936
	Pruksa Holding PCL	6,190,600	1,951,844
	PTG Energy PCL	7,571,700	2,765,282
	PTT Exploration & Production PCL	6,213,169	29,629,274
	PTT Global Chemical PCL	5,320,311	6,080,755
	PTT Oil & Retail Business PCL	36,700	23,239
	PTT PCL	37,349,400	35,327,861
	Pylon PCL	1,567,100	175,403
	Quality Houses PCL	60,864,604	3,454,218
	R&B Food Supply PCL	2,156,500	623,266
*	Raimon Land PCL	22,409,500	418,044

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Rajthanee Hospital PCL	981,000	$889,241
	Ratch Group PCL	2,456,401	2,646,149
	Ratchaphruek Hospital PCL, Class F	3,499,000	560,796
	Ratchthani Leasing PCL	16,775,512	1,974,627
	Regional Container Lines PCL	3,434,000	2,390,988
	Rojana Industrial Park PCL	6,894,212	1,050,616
	RPCG Pcl	3,472,400	93,972
	RS PCL	3,383,900	1,395,881
	S 11 Group PCL	1,791,100	232,476
*	S Hotels & Resorts PCL	8,593,800	835,446
	S Kijchai Enterprise PCL, Class F	1,930,100	256,096
	Sabina PCL	1,055,600	693,379
	Saha Pathana Inter-Holding PCL	33,600	61,356
	Sahakol Equipment PCL	6,146,500	301,996
	Sahamitr Pressure Container PCL	1,503,700	584,728
	Saha-Union PCL	755,300	570,543
*	Samart Corp. PCL	3,925,500	587,897
	Samart Telcoms PCL	2,276,400	415,685
	Sansiri PCL	107,947,585	3,715,484
	Sappe PCL	914,600	973,234
	SC Asset Corp. PCL	15,779,816	1,558,910
	SCB X PCL	2,083,969	5,804,012
	SCG Ceramics PCL	6,288,800	340,382
	SCG Packaging PCL	1,832,500	2,503,678
*	SEAFCO PCL	4,373,184	395,264
*	Seafresh Industry PCL	5,273,900	429,561
	Sena Development PCL	4,401,850	471,875
*	SENA J Property PCL	10,200,800	335,024
	Sermsang Power Corp. Co. Ltd.	3,271,879	851,067
*	Seven Utilities & Power PLC	15,771,900	323,229
	Siam Cement PCL	599,200	5,100,914
	Siam City Cement PCL	509,088	2,019,766
	Siam City Cement PCL, NVDR	24	95
	Siam Global House PCL	5,118,190	2,702,985
	Siamgas & Petrochemicals PCL	6,026,100	1,646,648
	Siamrajathanee PCL	735,860	187,542
	Sikarin PCL, Class F	1,136,500	427,009
*	Simat Technologies PCL	1,956,000	122,314
	Singer Thailand PCL	165,800	157,915
*	Singha Estate PCL	22,148,817	1,053,320
	Sino-Thai Engineering & Construction PCL	7,798,487	2,397,328
	SiS Distribution Thailand PCL	242,500	165,659
	SISB PCL	627,000	316,301
*	SKY ICT PCL, Class F	369,100	97,948
	SNC Former PCL	2,198,000	947,115
	Somboon Advance Technology PCL	2,221,925	1,243,484
	SPCG PCL	3,684,200	1,326,157
	Sri Trang Agro-Industry PCL	9,248,040	4,665,328
	Sri Trang Gloves Thailand PCL	6,079,800	1,773,142
	Sriracha Construction PCL	611,200	173,436
	Srisawad Capital 1969 PCL	732,300	500,257
	Srisawad Corp. PCL	2,984,922	3,215,497
	Srithai Superware PCL	8,065,200	349,647
	Srivichai Vejvivat PCL	3,231,700	768,442
	Star Petroleum Refining PCL	13,627,200	4,260,738
	Starflex PCL	597,200	52,094
	Starflex PCL	16,230	77
*	STARK Corp. PCL	14,401,800	1,210,871
	Stars Microelectronics Thailand PCL	4,893,300	596,556

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	STP & I PCL	9,974,833	$1,205,576
	Supalai PCL	11,782,725	6,501,241
	Super Energy Corp. PCL	123,434,500	2,270,209
	Susco PCL	4,960,000	599,474
	SVI PCL	2,591,800	551,592
	Synnex Thailand PCL	1,660,160	667,379
	Syntec Construction PCL	8,081,900	333,384
	TAC Consumer PCL, Class F	2,624,600	475,821
	Taokaenoi Food & Marketing PCL, Class F	2,798,000	514,608
	Tata Steel Thailand PCL	20,449,400	542,667
	Thai Nakarin Hospital PCL	168,000	161,114
	Thai Oil PCL	5,327,989	7,629,411
	Thai Rayon PCL	8,100	10,215
*	Thai Reinsurance PCL	9,194,700	260,911
	Thai Rubber Latex Group PCL	1,400,200	79,465
	Thai Solar Energy PCL, Class F	4,266,190	237,633
	Thai Stanley Electric PCL, NVDR	7,500	35,864
	Thai Stanley Electric PCL, Class F	228,800	1,094,104
	Thai Union Group PCL, Class F	13,170,460	6,228,804
	Thai Vegetable Oil PCL	4,214,757	3,156,084
	Thai Wah PCL, Class F	4,164,200	590,822
	Thaicom PCL	5,273,500	1,593,412
	Thaifoods Group PCL, Class F	10,886,500	1,601,797
	Thaire Life Assurance PCL, Class F	5,067,700	625,806
	Thaivivat Insurance PCL	451,500	205,227
	Thanachart Capital PCL	1,427,800	1,500,578
	Thitikorn PCL	2,115,000	497,353
	Thonburi Healthcare Group PCL	1,311,100	2,325,256
	Thoresen Thai Agencies PCL	14,769,600	2,910,457
	Tipco Asphalt PCL, NVDR	1,259,700	565,971
	Tipco Asphalt PCL	4,581,900	2,058,605
	TIPCO Foods PCL	1,675,600	387,422
	Tisco Financial Group PCL, NVDR	90	227
	Tisco Financial Group PCL	1,033,800	2,607,588
	TKS Technologies PCL	2,217,000	629,101
	TMBThanachart Bank PCL	72,029,083	2,573,819
	TMT Steel PCL	2,927,800	588,483
	TOA Paint Thailand PCL	1,581,500	1,308,914
	Total Access Communication PCL	3,010,700	3,559,682
	TPC Power Holding PCL, Class F	1,462,300	291,999
	TPI Polene PCL	57,209,310	2,660,549
	TPI Polene Power PCL	15,285,800	1,349,456
	TQM Alpha PCL	2,027,400	1,997,570
*	TRC Construction PCL	8,859,800	60,524
	Triple i Logistics PCL	1,005,900	338,295
*	Triton Holding PCL	5,331,300	26,614
	True Corp. PCL	63,128,848	8,226,986
*	TTCL PCL	3,006,878	341,296
	TTW PCL	6,785,000	1,550,959
*	U City PLC, Class F	42,111,064	1,781,367
	Union Auction PCL	1,749,700	459,721
*	Unique Engineering & Construction PCL	5,522,405	650,036
	United Paper PCL	2,270,100	984,147
*	United Power of Asia PCL, Class F	19,913,318	120,338
	Univanich Palm Oil PCL	4,972,500	927,608
	Univentures PCL	5,468,700	431,059
	Vanachai Group PCL	5,890,840	905,450
	VGI PCL	7,913,100	756,797
	Vibhavadi Medical Center PCL	2,329,100	175,019

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	WHA Corp. PCL	26,583,700	$2,751,965
	WHA Utilities & Power PCL	5,138,700	550,864
	WICE Logistics PCL	2,843,300	829,234
	Workpoint Entertainment PCL	2,191,880	1,042,381
	YGGDRAZIL Group PCL	552,000	116,752
*	Ziga Innovation PCL	3,087,600	361,815

TOTAL THAILAND			538,182,738

TURKEY — (0.7%)
	Afyon Cimento Sanayi TAS	607,536	205,272
	Agesa Hayat ve Emeklilik AS	98,867	167,288
	Akbank TAS	7,706,709	6,058,347
	Akcansa Cimento AS	54,323	128,414
#	Aksa Akrilik Kimya Sanayii AS	1,210,818	4,531,565
#	Aksa Enerji Uretim AS	1,613,544	3,588,996
#	Alarko Holding AS	622,104	2,146,900
#*	Albaraka Turk Katilim Bankasi AS	8,129,211	1,000,416
	Alkim Alkali Kimya AS	244,774	513,361
*	Anadolu Anonim Turk Sigorta Sirketi	1,545,831	788,625
#	Anadolu Efes Biracilik Ve Malt Sanayii AS	102,907	264,793
	Anadolu Hayat Emeklilik AS	426,292	344,500
#	Arcelik AS	790,010	3,338,932
#	Aselsan Elektronik Sanayi Ve Ticaret AS	1,353,140	2,342,629
	Aygaz AS	209,331	662,733
#	Bera Holding AS	1,753,491	2,159,615
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	141,346	44,027
#	BIM Birlesik Magazalar AS	1,091,078	7,855,623
	Bizim Toptan Satis Magazalari AS	8,342	12,218
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	198,500	566,469
	Borusan Yatirim ve Pazarlama AS	2,670	106,557
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	161,874	410,203
*	Bursa Cimento Fabrikasi AS	1,558,187	395,160
	Cemtas Celik Makina Sanayi Ve Ticaret AS	183,194	446,807
	Cimsa Cimento Sanayi VE Ticaret AS	275,091	1,132,968
	Coca-Cola Icecek AS	332,178	3,068,082
	Deva Holding AS	174,912	421,398
#	Dogan Sirketler Grubu Holding AS	4,545,573	1,454,103
	Dogus Otomotiv Servis ve Ticaret AS	143,377	944,690
	Eczacibasi Yatirim Holding Ortakligi AS	11,432	58,896
#	EGE Endustri VE Ticaret AS	6,534	1,159,109
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	609,286	650,933
#Ω	Enerjisa Enerji AS	855,098	942,264
	Enka Insaat ve Sanayi AS	2,947,288	2,968,647
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	35,963	318,856
#	Eregli Demir ve Celik Fabrikalari TAS	1,608,201	2,562,907
#*	Fenerbahce Futbol AS	236,837	975,342
#	Ford Otomotiv Sanayi AS	173,167	3,379,715
*	Global Yatirim Holding AS	958,835	349,430
*††	Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari	61,429	0
*	Goodyear Lastikleri TAS	406,821	329,661
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	913,519	613,344
	GSD Holding AS	2,231,315	710,439
#*	Gubre Fabrikalari TAS	138,251	1,083,121
#*	Hektas Ticaret TAS	5,943,808	9,138,824
*	Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS	1	0
#*	Ihlas Holding AS	1,908,997	76,913
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	610,163	896,596
#*	Is Finansal Kiralama AS	483,788	220,970
	Is Yatirim Menkul Degerler AS, Class A	988,478	1,918,585

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	583,082	$302,370
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	4,894,375	3,145,269
#	Kartonsan Karton Sanayi ve Ticaret AS	87,726	438,533
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	1,705,166	201,352
*	Kerevitas Gida Sanayi ve Ticaret AS	197,574	119,474
#	KOC Holding AS	867,105	2,586,669
*	Konya Cimento Sanayii AS	3,105	401,551
#	Kordsa Teknik Tekstil AS	314,383	1,084,029
#	Koza Altin Isletmeleri AS	95,465	998,506
#*	Koza Anadolu Metal Madencilik Isletmeleri AS	1,086,569	1,860,247
	Logo Yazilim Sanayi Ve Ticaret AS	340,190	960,696
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	33,564	157,222
*	Metro Ticari ve Mali Yatirimlar Holding AS	1,409,645	115,190
#*	Migros Ticaret AS	440,775	2,866,192
*Ω	MLP Saglik Hizmetleri AS	6,210	21,737
*	NET Holding AS	1,606,416	1,253,358
*	Netas Telekomunikasyon AS	130,602	248,322
	Nuh Cimento Sanayi AS	267,266	1,256,929
#	Otokar Otomotiv Ve Savunma Sanayi AS	37,931	1,078,179
#*	Oyak Cimento Fabrikalari AS	148,965	134,525
*	Pegasus Hava Tasimaciligi AS	113,658	1,954,871
#*	Petkim Petrokimya Holding AS	4,872,598	3,485,663
	Polisan Holding AS	268,901	141,623
*	Reysas Tasimacilik ve Lojistik Ticaret AS	69,092	42,470
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,527,801	1,939,620
#*	Sasa Polyester Sanayi AS	705,410	4,543,302
#*	Sekerbank Turk AS	3,923,872	428,170
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	665,021	824,605
	Tat Gida Sanayi AS	239,350	364,251
#*	TAV Havalimanlari Holding AS	829,807	3,495,078
#	Tekfen Holding AS	740,457	1,313,013
#	Tofas Turk Otomobil Fabrikasi AS	603,478	3,184,173
*	Turcas Petrol AS	450,747	577,016
*	Turk Hava Yollari AO	2,284,857	12,435,959
#	Turk Telekomunikasyon AS	2,341,298	1,560,281
#	Turk Traktor ve Ziraat Makineleri AS	38,668	790,452
#	Turkcell Iletisim Hizmetleri AS	4,561,049	6,295,321
	Turkcell Iletisim Hizmetleri AS, ADR	7,496	26,011
#*	Turkiye Halk Bankasi AS	1,617,197	716,152
#	Turkiye Is Bankasi AS, Class C	9,373,425	4,695,598
*	Turkiye Petrol Rafinerileri AS	159,128	3,223,593
#*	Turkiye Sinai Kalkinma Bankasi AS	11,874,122	1,921,077
	Turkiye Sise ve Cam Fabrikalari AS	1,350,166	2,407,456
#*	Turkiye Vakiflar Bankasi TAO, Class D	1,980,019	911,045
*	Ulker Biskuvi Sanayi AS	561,337	793,225
#	Vestel Elektronik Sanayi ve Ticaret AS	626,462	1,552,556
	Yapi ve Kredi Bankasi AS	6,653,329	3,294,349
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	837,976	913,228
*	Zorlu Enerji Elektrik Uretim AS	2,004,113	509,052

TOTAL TURKEY			157,024,803

UNITED ARAB EMIRATES — (1.1%)
	Abu Dhabi Commercial Bank PJSC	5,737,156	14,768,392
	Abu Dhabi Islamic Bank PJSC	7,431,151	19,227,364
	Abu Dhabi National Hotels	36,334	38,911
	Abu Dhabi National Insurance Co. PSC	124,046	201,947
	Abu Dhabi National Oil Co. for Distribution PJSC	6,915,015	8,498,399
	Abu Dhabi Ship Building Co. PJSC	359,650	405,890
	Agthia Group PJSC	1,784,065	2,169,929

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Air Arabia PJSC	11,154,824	$6,195,545
*	Ajman Bank PJSC	3,512,820	706,461
	Aldar Properties PJSC	12,954,928	15,238,506
	Amanat Holdings PJSC	4,841,446	1,213,102
*	Amlak Finance PJSC	7,970,514	1,274,623
*	Apex Investment Co. PSC	1,178,086	1,230,346
*††	Arabtec Holding PJSC	1,809,860	0
	Aramex PJSC	4,723,762	4,671,591
*	Arkan Building Materials Co.	4,451,365	1,866,659
	Dana Gas PJSC	28,619,472	7,326,736
*	Deyaar Development PJSC	11,950,341	1,597,652
	Dubai Financial Market PJSC	10,665,324	4,101,842
	Dubai Investments PJSC	9,998,792	5,933,687
	Dubai Islamic Bank PJSC	9,879,045	15,651,128
*	Emaar Development PJSC	7,845,227	9,136,032
	Emaar Properties PJSC	16,540,473	27,304,263
	Emirates Driving Co.	8,745	61,682
	Emirates Integrated Telecommunications Co. PJSC	551,444	860,247
	Emirates NBD Bank PJSC	1,045,717	3,776,021
	Emirates Telecommunications Group Co. PJSC	4,227,467	29,710,880
*	Eshraq Investments PJSC	9,832,472	1,203,630
	First Abu Dhabi Bank PJSC	6,639,077	32,377,165
*	Gulf Navigation Holding PJSC	1,569,352	182,172
*	Gulf Pharmaceutical Industries PSC	770,680	255,791
*	International Holding Co. PJSC	16,916	1,855,917
	Islamic Arab Insurance Co.	2,881,821	406,569
*	Manazel PJSC	12,611,948	1,383,987
	National Central Cooling Co. PJSC	389,133	337,226
*	Palms Sports PrJSC	17,409	51,116
*	RAK Properties PJSC	10,537,339	2,121,579
	Ras Al Khaimah Ceramics	2,413,340	1,891,972
*	SHUAA Capital PSC	7,332,593	779,334
*	Union Properties PJSC	16,391,792	1,151,366

TOTAL UNITED ARAB EMIRATES			227,165,659

UNITED KINGDOM — (0.0%)
	Bytes Technology Group PLC	11,133	47,262

UNITED STATES — (0.0%)
	Sempra Energy	39,287	5,482,691

TOTAL COMMON STOCKS			20,600,565,112

PREFERRED STOCKS — (1.4%)

BRAZIL — (1.4%)
	Banco ABC Brasil SA	624,530	2,497,878
Ω	Banco BMG SASeries B	684,000	329,718
	Banco Bradesco SA	5,896,691	22,671,239
	Banco do Estado do Rio Grande do Sul SA Class B	1,623,428	3,667,681
	Banco Pan SA	1,417,490	2,121,227
	Braskem SA Class A	64,082	418,199
	Centrais Eletricas Brasileiras SA Class B	630,303	6,506,196
	Centrais Eletricas Santa CatarinaSeries A	66,063	756,869
	Cia de Saneamento do ParanaSeries A	5,415,406	4,036,262
	Cia de Transmissao de Energia Eletrica Paulista	705,895	3,348,065
	Cia Energetica de Minas Gerais	4,215,319	9,278,516
	Cia Energetica do Ceara Class A	83,930	692,173
	Cia Ferro Ligas da Bahia - FERBASA	393,782	3,998,425
	Cia Paranaense de Energia	5,225,310	7,485,683

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
BRAZIL — (Continued)
Eucatex SA Industria e Comercio	242,659	$372,996
Gerdau SA	2,290,526	11,418,264
Itau Unibanco Holding SA	8,752,363	51,509,406
Marcopolo SA	3,615,445	2,015,774
Petroleo Brasileiro SA	22,001,222	126,968,624
Randon SA Implementos e Participacoes	1,783,426	3,431,857
Schulz SA	765,860	726,496
Taurus Armas SA	409,525	1,180,491
Track & Field Co. SA	168,200	416,796
Unipar Carbocloro SA Class B	542,036	11,205,905
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	4,787,167	6,700,458

TOTAL BRAZIL		283,755,198

CHILE — (0.0%)
Coca-Cola Embonor SA Class B	329,325	348,769
Embotelladora Andina SA Class B	1,123,248	1,962,282

TOTAL CHILE		2,311,051

COLOMBIA — (0.0%)
Banco Davivienda SA	393,069	2,069,308
Bancolombia SA	245,604	1,554,062
Grupo Argos SA	93,838	112,102
Grupo Aval Acciones y Valores SA	10,244,563	1,120,135
Grupo de Inversiones Suramericana SA	229,559	634,933

TOTAL COLOMBIA		5,490,540

PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	1,187,747	737,556

SOUTH KOREA — (0.0%)
Hyundai Engineering & Construction Co. Ltd.	3,931	156,164

TAIWAN — (0.0%)
China Development Financial Holding Corp.	2,798,580	657,263

THAILAND — (0.0%)
* U City PLC	28,578,717	780,921

TOTAL PREFERRED STOCKS		293,888,693

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
* Fleury SA Rights 11/21/22	296,712	74,673
* Omega Energia SA Rights 11/07/22	11,112	43

TOTAL BRAZIL		74,716

CHINA — (0.0%)
* Zhong An Group Ltd. Rights 12/31/22	77,430	0

INDIA — (0.0%)
* Suzlon Energy Ltd. Rights 10/20/22	4,181,472	154,070

INDONESIA — (0.0%)
* Adhi Karya Persero Tbk PT Rights 11/08/22	28,043,283	8,990

MALAYSIA — (0.0%)
#* Yinson Holdings Bhd Warrants 06/21/25	1,004,862	93,515

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (0.0%)
*	Saudi Paper Manufacturing Co. Rights 11/02/22	48,729	$234,726

SOUTH KOREA — (0.0%)
*	HLB, Inc. Rights 12/02/22	7,207	49,583
*	Husteel Co. Ltd. Rights 12/06/22	33,911	30,591
*	Icure Pharm, Inc. Rights 12/06/22	1,305	504
*	Kolon Global Corp. Rights 12/02/22	1,686	0

TOTAL SOUTH KOREA			80,678

TAIWAN — (0.0%)
*	Mercuries Life Insurance Co. Ltd. Rights 11/03/22	3,167,885	27,528
*	Shanghai Commercial & Savings Bank Ltd. Rights 10/31/22	106,661	31,115
*	Zeng Hsing Industrial Co. Ltd. 10/25/22	26,759	14,533

TOTAL TAIWAN			73,176

THAILAND — (0.0%)
*	Alpha Divisions PCL Rights 07/01/22	154,790	2,074
*	Aqua W3 Warrants 12/31/24	2,317,300	6,089
*	Asian Sea Corp. PCL Rights 09/30/22	558,676	0
*	Ekachai Medical Care PCL Warrants 11/14/24	21,725	970
*	Master Ad PCL Warrants 09/04/23	3,598,625	0
*	Pstc W2 Warrants 10/28/23	2,290,933	0
*	Singer Thailand PCL Rights 10/31/22	115,733	0
*	Thai Union Group PCL Rights 11/30/22	389,910	0

TOTAL THAILAND			9,133

TOTAL RIGHTS/WARRANTS			729,004

TOTAL INVESTMENT SECURITIES (Cost $19,809,570,804)			20,895,182,809

			Value†
SECURITIES LENDING COLLATERAL — (2.0%)
@§	The DFA Short Term Investment Fund	36,710,117	424,405,666

TOTAL INVESTMENTS — (100.0%) (Cost $20,234,153,262)			$21,319,588,475

As of October 31, 2022, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	942	12/16/22	$177,158,776	$182,889,300	$5,730,524

Total Futures Contracts			$177,158,776	$182,889,300	$5,730,524

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Brazil	$1,006,117,558	$3,427,552	—		$1,009,545,110
Chile	32,172,806	75,221,327	—		107,394,133
China	422,148,177	4,646,599,282	$15,519,352		5,084,266,811
Colombia	21,797,059	1,467,509	—		23,264,568
Czech Republic	—	26,171,069	—		26,171,069
Egypt	115,492	8,165,029	—		8,280,521
Greece	280,106	58,287,844	139,509		58,707,459
Hong Kong	—	1,022,743	—		1,022,743
Hungary	—	27,091,905	—		27,091,905
India	175,548,277	3,721,536,277	13,283		3,897,097,837
Indonesia	13,080,475	497,547,027	606,038		511,233,540
Malaysia	—	354,089,343	150		354,089,493
Mexico	570,637,306	3,041,887	22,733		573,701,926
Peru	22,995,632	—	439		22,996,071
Philippines	3,665,802	171,816,792	690		175,483,284
Poland	—	145,889,285	—		145,889,285
Qatar	—	169,659,610	—		169,659,610
Saudi Arabia	1,208,258	914,762,028	15,210		915,985,496
South Africa	73,897,560	750,296,801	—		824,194,361
South Korea	45,765,657	2,423,349,654	1,879,975		2,470,995,286
Taiwan	224,060,888	3,040,998,613	531,950		3,265,591,451
Thailand	523,565,825	14,616,913	—		538,182,738
Turkey	26,011	156,998,792	—		157,024,803
United Arab Emirates	—	227,165,659	—		227,165,659
United Kingdom	—	47,262	—		47,262
United States	—	5,482,691	—		5,482,691
Preferred Stocks
Brazil	283,425,480	329,718	—		283,755,198
Chile	—	2,311,051	—		2,311,051
Colombia	5,490,540	—	—		5,490,540
Philippines	—	737,556	—		737,556
South Korea	—	156,164	—		156,164
Taiwan	—	657,263	—		657,263
Thailand	780,921	—	—		780,921
Rights/Warrants
Brazil	—	74,716	—		74,716
India	—	154,070	—		154,070
Indonesia	—	8,990	—		8,990
Malaysia	—	93,515	—		93,515
Saudi Arabia	—	234,726	—		234,726
South Korea	—	80,678	—		80,678
Taiwan	—	73,176	—		73,176
Thailand	—	9,133	—		9,133
Securities Lending Collateral	—	424,405,666	—		424,405,666
Futures Contracts**	5,730,524	—	—		5,730,524

TOTAL	$3,432,510,354	$17,874,079,316	$18,729,329	^	$21,325,318,999

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value†
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (2.6%)
*	Charter Communications, Inc., Class A	67,928	$24,971,691
*	Match Group, Inc.	4,952	213,927
	Omnicom Group, Inc.	166,633	12,122,551
#	Sirius XM Holdings, Inc.	45,907	277,278
	Verizon Communications, Inc.	2,295,603	85,786,684

TOTAL COMMUNICATION SERVICES			123,372,131

CONSUMER DISCRETIONARY — (14.9%)
*	Amazon.com, Inc.	876,336	89,771,860
	Best Buy Co., Inc.	272,637	18,651,097
*	Booking Holdings, Inc.	524	979,608
*	Burlington Stores, Inc.	2,810	401,718
*	Chipotle Mexican Grill, Inc.	500	749,165
	Darden Restaurants, Inc.	78,569	11,246,367
	Dollar General Corp.	104,446	26,638,952
	eBay, Inc.	51,253	2,041,919
#*	Etsy, Inc.	89,750	8,428,422
#	Hanesbrands, Inc.	101	689
	Hilton Worldwide Holdings, Inc.	24,240	3,278,702
	Home Depot, Inc.	481,459	142,574,454
	Lowe’s Cos., Inc.	318,826	62,155,129
*	Lululemon Athletica, Inc.	57,671	18,976,066
	Marriott International, Inc., Class A	133,904	21,439,369
	NIKE, Inc., Class B	575,931	53,377,285
*	NVR, Inc.	1,863	7,894,928
*	O’Reilly Automotive, Inc.	42,428	35,519,449
	Pool Corp.	18,597	5,657,765
	Ross Stores, Inc.	348,574	33,355,046
	Service Corp. International	76,856	4,658,242
	Starbucks Corp.	125,207	10,841,674
	Target Corp.	269,232	44,221,356
	TJX Cos., Inc.	600,719	43,311,840
	Tractor Supply Co.	101,092	22,216,989
	Travel & Leisure Co.	7,845	297,953
*	Ulta Beauty, Inc.	43,665	18,311,791
	Williams-Sonoma, Inc.	58,255	7,213,717

TOTAL CONSUMER DISCRETIONARY			694,211,552

CONSUMER STAPLES — (12.0%)
	Altria Group, Inc.	940,393	43,511,984
	Clorox Co.	51,813	7,566,771
	Coca-Cola Co.	1,449,059	86,726,181
	Colgate-Palmolive Co.	233,131	17,214,393
	Costco Wholesale Corp.	167,842	84,172,763
	Estee Lauder Cos., Inc., Class A	86,812	17,404,938
*	Herbalife Nutrition Ltd.	8,932	189,894
	Hershey Co.	91,173	21,769,377
	Kellogg Co.	264,986	20,356,225
	Kimberly-Clark Corp.	77,197	9,607,939
	Kroger Co.	743,305	35,150,893
	Lamb Weston Holdings, Inc.	71,525	6,166,885
	PepsiCo, Inc.	701,377	127,356,036
	Procter & Gamble Co.	452,798	60,978,307

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Sysco Corp.	247,963	$21,463,677

TOTAL CONSUMER STAPLES			559,636,263

ENERGY — (3.3%)
	Cheniere Energy, Inc.	38,026	6,708,167
	ConocoPhillips	417,327	52,620,762
	Devon Energy Corp.	115,500	8,933,925
	Hess Corp.	49,602	6,997,850
	Occidental Petroleum Corp.	1,054,159	76,531,943

TOTAL ENERGY			151,792,647

FINANCIALS — (4.0%)
	American Express Co.	354,187	52,579,060
	Ameriprise Financial, Inc.	106,466	32,910,770
	Aon PLC, Class A	87,131	24,526,505
	Blackstone, Inc.	12,794	1,166,045
	Discover Financial Services	234,227	24,467,352
	Lazard Ltd., Class A	325	12,256
	LPL Financial Holdings, Inc.	65,582	16,766,038
	Moody’s Corp.	54,880	14,536,066
	MSCI, Inc.	14,305	6,707,042
	Progressive Corp.	80,457	10,330,679

TOTAL FINANCIALS			184,001,813

HEALTH CARE — (14.9%)
	AbbVie, Inc.	828,039	121,224,910
	AmerisourceBergen Corp.	97,860	15,385,549
	Amgen, Inc.	295,444	79,873,285
	Bristol-Myers Squibb Co.	669,834	51,892,040
	Cardinal Health, Inc.	325,170	24,680,403
*	DaVita, Inc.	104,319	7,616,330
	Eli Lilly & Co.	410,332	148,577,114
	Gilead Sciences, Inc.	694,162	54,463,951
	HCA Healthcare, Inc.	84,774	18,435,802
*	Hologic, Inc.	208,309	14,123,350
*	IDEXX Laboratories, Inc.	58,292	20,966,467
	McKesson Corp.	2,895	1,127,226
	Merck & Co., Inc.	493,090	49,900,708
*	Mettler-Toledo International, Inc.	14,593	18,459,124
*	Moderna, Inc.	113,771	17,103,194
*	Molina Healthcare, Inc.	14,694	5,273,089
*	Neogen Corp.	166,871	2,202,697
	Organon & Co.	153,272	4,012,661
*	Regeneron Pharmaceuticals, Inc.	3,083	2,308,396
*	Waters Corp.	17,940	5,367,110
	Zoetis, Inc.	201,953	30,450,473

TOTAL HEALTH CARE			693,443,879

INDUSTRIALS — (12.5%)
	3M Co.	310,822	39,098,299
	Allegion PLC	36,527	3,826,934
*	Boeing Co.	28,670	4,085,762
	Booz Allen Hamilton Holding Corp., Class A	86,441	9,409,103
	BWX Technologies, Inc.	1,500	85,470
	Carrier Global Corp.	65,430	2,601,497
	Caterpillar, Inc.	274,386	59,393,593
	CH Robinson Worldwide, Inc.	51,776	5,059,551

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Cintas Corp.	42,542	$18,188,832
	CSX Corp.	137,746	4,002,899
	Deere & Co.	150,390	59,527,370
*	Delta Air Lines, Inc.	523,974	17,778,438
	Expeditors International of Washington, Inc.	20,865	2,041,640
	Fastenal Co.	1,537	74,283
	Illinois Tool Works, Inc.	135,400	28,911,962
	JB Hunt Transport Services, Inc.	72,973	12,483,491
	Lennox International, Inc.	2,197	513,153
	Lockheed Martin Corp.	131,316	63,908,871
	Masco Corp.	12,069	558,432
	Northrop Grumman Corp.	11,833	6,496,435
	Old Dominion Freight Line, Inc.	13,908	3,819,137
	Otis Worldwide Corp.	20,717	1,463,449
	Robert Half International, Inc.	52,584	4,020,573
	Rollins, Inc.	64,509	2,714,539
	Toro Co.	34,841	3,673,286
	Union Pacific Corp.	360,313	71,032,105
	United Parcel Service, Inc., Class B	394,779	66,232,073
*	United Rentals, Inc.	80,731	25,487,584
	Verisk Analytics, Inc.	22,218	4,062,117
	Waste Management, Inc.	218,335	34,577,714
	WW Grainger, Inc.	44,501	26,004,159

TOTAL INDUSTRIALS			581,132,751

INFORMATION TECHNOLOGY — (32.2%)
	Accenture PLC, Class A	311,576	88,456,426
*	Adobe, Inc.	83,291	26,528,183
	Apple, Inc.	1,471,447	225,631,683
	Applied Materials, Inc.	522,179	46,103,184
*	Aspen Technology, Inc.	8,509	2,054,498
*	Autodesk, Inc.	94,023	20,149,129
	Automatic Data Processing, Inc.	196,951	47,603,057
	Broadcom, Inc.	211,162	99,271,479
	Broadridge Financial Solutions, Inc.	81,226	12,188,773
	CDW Corp.	99,547	17,202,717
	Dell Technologies, Inc., Class C	102,737	3,945,101
*	Dropbox, Inc., Class A	50,704	1,102,812
*	Fair Isaac Corp.	9,573	4,583,935
*	FleetCor Technologies, Inc.	8,056	1,499,383
*	Fortinet, Inc.	280,080	16,009,373
*	Gartner, Inc.	53,466	16,142,455
*	GoDaddy, Inc., Class A	28,760	2,312,304
	International Business Machines Corp.	559,508	77,374,361
	Jack Henry & Associates, Inc.	9,411	1,873,354
	KLA Corp.	76,559	24,227,095
*	Kyndryl Holdings, Inc.	3,699	35,769
	Lam Research Corp.	72,492	29,343,312
	Mastercard, Inc., Class A	352,677	115,741,538
	Microchip Technology, Inc.	100,546	6,207,710
	Microsoft Corp.	896,664	208,142,614
	NetApp, Inc.	99,721	6,907,674
	NortonLifeLock, Inc.	289,435	6,520,970
	NVIDIA Corp.	533	71,939
	NXP Semiconductors NV	6,032	881,155
	Oracle Corp.	1,054,524	82,326,689
	Paychex, Inc.	173,873	20,570,915
	QUALCOMM, Inc.	560,047	65,895,130
	Seagate Technology Holdings PLC	176,363	8,758,187

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
Teradyne, Inc.	116,513	$9,478,332
Texas Instruments, Inc.	528,220	84,847,979
Visa, Inc., Class A	571,060	118,300,790
VMware, Inc., Class A	7,968	896,639

TOTAL INFORMATION TECHNOLOGY		1,499,186,644

MATERIALS — (2.6%)
Avery Dennison Corp.	55,076	9,338,136
Ball Corp.	43,820	2,164,270
* Berry Global Group, Inc.	30,253	1,431,572
CF Industries Holdings, Inc.	29,000	3,081,540
* Cleveland-Cliffs, Inc.	10,332	134,213
Crown Holdings, Inc.	89,288	6,124,264
Dow, Inc.	315,084	14,727,026
LyondellBasell Industries NV, Class A	311,555	23,818,380
# Nucor Corp.	249,069	32,722,685
# Scotts Miracle-Gro Co.	673	30,897
Sealed Air Corp.	11,977	570,345
Sherwin-Williams Co.	103,032	23,185,291
# Southern Copper Corp.	6,256	293,844
Steel Dynamics, Inc.	60,618	5,701,123

TOTAL MATERIALS		123,323,586

UTILITIES — (0.2%)
NRG Energy, Inc.	165,416	7,344,470

TOTAL COMMON STOCKS Cost ($3,694,848,408)		4,617,445,736

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund 3.010%	36,049,994	36,049,994

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	241,134	2,787,749

TOTAL INVESTMENTS — (100.0%) (Cost $3,733,686,613)		$4,656,283,479

As of October 31, 2022, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	165	12/16/22	$33,471,267	$32,034,750	$(1,436,517)

Total Futures Contracts			$33,471,267	$32,034,750	$(1,436,517)

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$123,372,131	—	—	$123,372,131
Consumer Discretionary	694,211,552	—	—	694,211,552
Consumer Staples	559,636,263	—	—	559,636,263
Energy	151,792,647	—	—	151,792,647
Financials	184,001,813	—	—	184,001,813
Health Care	693,443,879	—	—	693,443,879
Industrials	581,132,751	—	—	581,132,751
Information Technology	1,499,186,644	—	—	1,499,186,644
Materials	123,323,586	—	—	123,323,586
Utilities	7,344,470	—	—	7,344,470
Temporary Cash Investments	36,049,994	—	—	36,049,994
Securities Lending Collateral	—	$2,787,749	—	2,787,749
Futures Contracts**	(1,436,517)	—	—	(1,436,517)

TOTAL	$4,652,059,213	$2,787,749	—	$4,654,846,962

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (92.9%)
AUSTRALIA — (7.2%)
	ALS Ltd.	175,861	$1,286,427
	Ampol Ltd.	73,056	1,274,229
	Aristocrat Leisure Ltd.	68,427	1,624,179
	Aurizon Holdings Ltd.	3,322	7,698
	Beach Energy Ltd.	185,487	189,672
	BHP Group Ltd.	502,867	12,042,527
#	BHP Group Ltd., Sponsored ADR	439,796	21,031,045
	BlueScope Steel Ltd.	243,854	2,455,604
	Brambles Ltd.	713,130	5,339,014
	Carsales.com Ltd.	84,194	1,090,634
	Cochlear Ltd.	6,486	828,545
	Coles Group Ltd.	478,603	5,004,109
	Computershare Ltd.	79,056	1,279,762
#	CSL Ltd.	42,694	7,642,884
#	Domino’s Pizza Enterprises Ltd.	23,006	938,039
	Eagers Automotive Ltd.	21,683	171,897
	Endeavour Group Ltd.	306,354	1,402,275
	Fortescue Metals Group Ltd.	512,459	4,827,877
#	IDP Education Ltd.	20,461	386,033
	Iluka Resources Ltd.	120,140	665,639
	James Hardie Industries PLC	166,749	3,640,628
#	JB Hi-Fi Ltd.	56,863	1,558,725
*	Lottery Corp. Ltd.	328,285	900,607
	Medibank Pvt Ltd.	1,041,299	1,875,034
	Metcash Ltd.	423,718	1,112,315
	Mineral Resources Ltd.	88,745	4,160,523
	Netwealth Group Ltd.	2,857	22,187
#	New Hope Corp. Ltd.	134,418	488,296
	OZ Minerals Ltd.	22,460	347,771
#	Pro Medicus Ltd.	17,321	617,102
	Ramsay Health Care Ltd.	73,183	2,745,032
#	REA Group Ltd.	20,063	1,555,000
	Rio Tinto Ltd.	109,286	6,201,936
*	Sierra Rutile Holdings Ltd.	120,140	15,901
	Sonic Healthcare Ltd.	220,028	4,606,393
	Technology One Ltd.	60,633	466,450
*	Telstra Group Ltd.	1,132,094	2,838,644
Ω	Viva Energy Group Ltd.	265,877	482,629
	Wesfarmers Ltd.	268,055	7,778,694
	Whitehaven Coal Ltd.	259,541	1,507,620
#	Woodside Energy Group Ltd., ADR	72,473	1,679,206
	Woodside Energy Group Ltd.	89,442	2,074,675
	Woolworths Group Ltd.	309,823	6,542,773
#	Yancoal Australia Ltd.	20,438	67,639

TOTAL AUSTRALIA			122,773,869

AUSTRIA — (0.2%)
	OMV AG	49,981	2,301,292
	Verbund AG	6,062	474,866

TOTAL AUSTRIA			2,776,158

BELGIUM — (0.6%)
	Anheuser-Busch InBev SA	80,096	4,006,433
	Proximus SADP	4,172	43,738
	Solvay SA	33,320	3,006,825
	UCB SA	21,050	1,586,492

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Umicore SA	51,735	$1,705,491

TOTAL BELGIUM			10,348,979

CANADA — (11.1%)
	Agnico Eagle Mines Ltd.	15,057	662,347
	Alimentation Couche-Tard, Inc.	184,394	8,256,347
	ARC Resources Ltd.	303,606	4,274,352
	B2Gold Corp.	139,030	424,535
#	BCE, Inc.	30,291	1,366,208
	Canadian National Railway Co.	155,175	18,382,202
#	Canadian Natural Resources Ltd.	277,342	16,623,879
	Canadian Pacific Railway Ltd.	11,820	880,472
#	Canadian Tire Corp. Ltd., Class A	22,173	2,485,114
	CCL Industries, Inc., Class B	56,629	2,660,297
#	Cenovus Energy, Inc.	224,732	4,539,586
*	CGI, Inc.	82,222	6,620,700
	Constellation Software, Inc.	6,141	8,879,579
	Dollarama, Inc.	65,795	3,909,498
	Element Fleet Management Corp.	1,800	23,981
	Empire Co. Ltd., Class A	68,713	1,765,299
	Endeavour Mining PLC	13,300	236,546
	Fairfax Financial Holdings Ltd.	1,198	588,373
#	FirstService Corp.	10,444	1,305,618
	George Weston Ltd.	33,809	3,721,261
	Gildan Activewear, Inc.	60,328	1,903,348
	Imperial Oil Ltd.	30,862	1,681,362
#	Keyera Corp.	40,622	870,674
	Loblaw Cos. Ltd.	78,593	6,439,278
	Lundin Mining Corp.	263,154	1,379,175
#	Magna International, Inc.	123,672	6,892,050
	Metro, Inc.	58,972	3,089,391
	National Bank of Canada	139,276	9,483,056
	Northland Power, Inc.	72,569	2,111,524
	Nutrien Ltd.	82,218	6,947,421
	Open Text Corp.	51,555	1,493,073
	Parkland Corp.	13,156	265,949
	Quebecor, Inc., Class B	49,134	926,165
	Restaurant Brands International, Inc.	71,837	4,266,967
	Ritchie Bros Auctioneers, Inc.	30,532	1,994,616
	Rogers Communications, Inc.,Class B	149,592	6,227,356
#	Royal Bank of Canada	135,803	12,564,610
	Shaw Communications, Inc.,Class B	191,169	4,910,109
	Suncor Energy, Inc.	312,102	10,733,193
	Teck Resources Ltd., Class B	155,052	4,719,783
	TFI International, Inc.	25,500	2,321,184
	Toromont Industries Ltd.	28,093	2,159,017
	Tourmaline Oil Corp.	63,400	3,572,198
	West Fraser Timber Co. Ltd.	37,788	2,837,255
#	Whitecap Resources, Inc.	267,985	2,077,235
#	WSP Global, Inc.	3,507	431,029

TOTAL CANADA			189,903,212

CHINA — (0.0%)
Ω	BOC Aviation Ltd.	59,000	394,824
	Orient Overseas International Ltd.	11,500	168,051

TOTAL CHINA			562,875

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (3.3%)
	Coloplast AS, Class B	2,776	$309,441
	Novo Nordisk AS, Class B	490,008	53,279,182
#	Pandora AS	48,988	2,576,940

TOTAL DENMARK			56,165,563

FINLAND — (1.1%)
	Elisa Oyj	52,630	2,543,413
	Kesko Oyj, Class A	61,869	1,189,777
	Kesko Oyj, Class B	140,319	2,730,699
	Kone Oyj, Class B	66,640	2,728,627
	Metso Outotec Oyj	262,275	1,990,429
	Neste Oyj	127,288	5,578,837
	Orion Oyj, Class A	1,898	87,033
	Orion Oyj, Class B	20,686	951,933
	Sampo Oyj, Class A	25,060	1,145,937

TOTAL FINLAND			18,946,685

FRANCE — (8.2%)
	Air Liquide SA	1,264	165,349
	Airbus SE	114,996	12,442,994
	Arkema SA	23,587	1,866,629
	BioMerieux	7,450	659,165
	Bouygues SA	56,047	1,599,085
	Bureau Veritas SA	121,130	2,996,788
	Capgemini SE	8,827	1,446,663
	Carrefour SA	200,266	3,223,371
	Cie Generale des Etablissements Michelin SCA	17,849	454,865
	Eiffage SA	41,236	3,728,632
	Eurofins Scientific SE	63,629	4,073,197
*	Faurecia SE	3,633	54,157
	Hermes International	6,104	7,900,926
	Ipsen SA	18,178	1,868,113
	Kering SA	19,489	8,925,199
Ω	La Francaise des Jeux SAEM	24,456	796,986
	Legrand SA	2,100	160,030
	L’Oreal SA	2,001	628,322
	LVMH Moet Hennessy Louis Vuitton SE	67,951	42,876,713
	Orange SA	448,662	4,274,812
	Sartorius Stedim Biotech	5,109	1,621,284
	SEB SA	1,969	128,185
	STMicroelectronics NV	116,439	3,620,547
#	STMicroelectronics NV	62,419	1,942,479
	Teleperformance	29,391	7,874,726
	Thales SA	7,801	992,130
#	TotalEnergies SE	425,414	23,207,759
*	Ubisoft Entertainment SA	15,892	436,011

TOTAL FRANCE			139,965,117

GERMANY — (5.5%)
	Adidas AG	34,752	3,392,319
	Bayer AG	221,721	11,658,318
	Bayerische Motoren Werke AG	9,756	765,767
	Bechtle AG	43,740	1,511,066
	Brenntag SE	57,188	3,469,955
Ω	Covestro AG	100,833	3,422,878
*	Daimler Truck Holding AG	77,640	2,070,859
	Deutsche Boerse AG	27,314	4,441,793
	Deutsche Post AG	219,519	7,759,949

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Deutsche Telekom AG	866,133	$16,348,681
	E.ON SE	948,865	7,945,780
	Fresenius Medical Care AG & Co. KGaA	199	5,504
#Ω	Hapag-Lloyd AG	10,586	1,909,049
*	HelloFresh SE	23,058	460,910
	Infineon Technologies AG	213,492	5,180,483
	Knorr-Bremse AG	24,707	1,112,327
	Mercedes-Benz Group AG	193,985	11,228,152
	Nemetschek SE	19,755	941,858
	Puma SE	36,497	1,613,563
	Rational AG	1,286	724,919
	Rheinmetall AG	13,079	2,126,013
*	RTL Group SA	11,416	387,527
	RWE AG	54,594	2,101,603
	Telefonica Deutschland Holding AG	536,334	1,168,618
	Volkswagen AG	8,594	1,468,988
	Wacker Chemie AG	6,400	745,122

TOTAL GERMANY			93,962,001

HONG KONG — (1.7%)
	AIA Group Ltd.	688,800	5,217,516
Ω	Budweiser Brewing Co. APAC Ltd.	407,500	857,675
	Chow Tai Fook Jewellery Group Ltd.	1,069,800	1,831,578
	Hang Seng Bank Ltd.	13,800	194,273
	HKT Trust & HKT Ltd.	2,020,000	2,284,506
	Hong Kong Exchanges & Clearing Ltd.	293,437	7,788,874
	L’Occitane International SA	25,000	61,380
	Man Wah Holdings Ltd.	488,800	272,741
	PCCW Ltd.	69,270	26,465
	Prada SpA	215,800	983,152
	SITC International Holdings Co. Ltd.	679,000	1,112,064
	Techtronic Industries Co. Ltd.	571,500	5,411,400
Ω	WH Group Ltd.	4,329,363	2,186,376
	Xinyi Glass Holdings Ltd.	1,011,000	1,299,292

TOTAL HONG KONG			29,527,292

IRELAND — (0.5%)
#	CRH PLC, Sponsored ADR	84,212	3,049,317
	Kerry Group PLC, Class A	8,319	722,545
	Kingspan Group PLC	38,555	1,943,816
	Smurfit Kappa Group PLC	81,795	2,707,655

TOTAL IRELAND			8,423,333

ISRAEL — (0.7%)
	Bank Leumi Le-Israel BM	262,536	2,504,526
	Bezeq The Israeli Telecommunication Corp. Ltd.	544,901	964,603
*	Delek Group Ltd.	2,421	368,615
#	Elbit Systems Ltd.	5,073	1,027,962
	Electra Ltd.	154	89,607
*	Fattal Holdings 1998 Ltd.	1,155	117,315
	Fox Wizel Ltd.	1,399	170,551
	Harel Insurance Investments & Financial Services Ltd.	38,263	368,319
	ICL Group Ltd.	115,400	1,040,631
	Mizrahi Tefahot Bank Ltd.	51,078	1,930,827
*	Nova Ltd.	6,296	460,780
	Phoenix Holdings Ltd.	63,853	691,664
	Shapir Engineering & Industry Ltd.	9,377	77,250
	Shufersal Ltd.	28,731	196,133

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»
ISRAEL — (Continued)
Strauss Group Ltd.	12,465	$311,844
* Tower Semiconductor Ltd.	29,421	1,257,701

TOTAL ISRAEL		11,578,328

ITALY — (1.8%)
Amplifon SpA	35,001	869,563
CNH Industrial NV	424,295	5,498,385
DiaSorin SpA	3,256	425,675
Enel SpA	36,731	164,090
Eni SpA	530,234	6,963,944
Ferrari NV	19,434	3,824,467
* Iveco Group NV	27,868	150,589
Moncler SpA	51,158	2,207,171
Recordati Industria Chimica e Farmaceutica SpA	34,508	1,296,517
Snam SpA	68,703	305,489
Stellantis NV	716,336	9,664,495

TOTAL ITALY		31,370,385

JAPAN — (18.4%)
Advantest Corp.	73,700	3,879,684
Aeon Co. Ltd.	186,800	3,483,929
AGC, Inc.	49,800	1,560,481
Air Water, Inc.	89,500	999,251
Aisin Corp.	52,200	1,339,960
Ajinomoto Co., Inc.	117,200	3,223,376
Asics Corp.	11,300	173,158
Bandai Namco Holdings, Inc.	49,400	3,265,482
BayCurrent Consulting, Inc.	54,000	1,515,088
Benefit One, Inc.	28,700	397,039
BIPROGY, Inc.	34,900	753,888
Calbee, Inc.	11,300	226,983
Capcom Co. Ltd.	77,800	2,164,003
Chugai Pharmaceutical Co. Ltd.	154,000	3,568,466
Cosmo Energy Holdings Co. Ltd.	33,900	873,242
Cosmos Pharmaceutical Corp.	8,000	773,718
CyberAgent, Inc.	178,700	1,468,052
Daicel Corp.	32,100	183,157
Daikin Industries Ltd.	27,500	4,119,147
Daito Trust Construction Co. Ltd.	32,800	3,247,980
Daiwa House Industry Co. Ltd.	23,700	477,492
Denka Co. Ltd.	35,800	829,345
Dentsu Group, Inc.	20,100	625,178
Disco Corp.	13,000	3,109,347
Dowa Holdings Co. Ltd.	28,200	895,407
Ebara Corp.	7,000	227,445
ENEOS Holdings, Inc.	1,725,400	5,691,500
Fancl Corp.	8,700	164,823
Fast Retailing Co. Ltd.	14,000	7,799,976
Food & Life Cos. Ltd.	35,600	598,829
FP Corp.	10,100	240,284
Fuji Kyuko Co. Ltd.	3,000	92,766
Fujikura Ltd.	3,100	18,355
Fujitsu Ltd.	53,600	6,167,137
GMO internet group, Inc.	28,200	486,192
GMO Payment Gateway, Inc.	15,500	1,114,540
Goldwin, Inc.	10,300	537,902
GungHo Online Entertainment, Inc.	5,200	76,862
Hakuhodo DY Holdings, Inc.	10,500	88,470

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Haseko Corp.	87,800	$904,184
	Hitachi Ltd.	264,700	12,010,447
	Hitachi Transport System Ltd.	19,200	1,149,044
	Hoya Corp.	78,800	7,325,353
	Ibiden Co. Ltd.	55,000	1,853,904
	Idemitsu Kosan Co. Ltd.	114,800	2,511,850
	IHI Corp.	73,200	1,632,653
	Information Services International-Dentsu Ltd.	4,500	137,631
	Inpex Corp.	249,400	2,517,043
	Internet Initiative Japan, Inc.	47,200	740,872
	Ito En Ltd.	23,100	813,589
	Itochu Techno-Solutions Corp.	48,000	1,112,819
	Iwatani Corp.	18,300	673,832
	Japan Exchange Group, Inc.	223,100	2,931,932
	Japan Tobacco, Inc.	207,300	3,471,742
	JCR Pharmaceuticals Co. Ltd.	28,700	426,554
	JFE Holdings, Inc.	272,400	2,495,488
	Kakaku.com, Inc.	49,100	830,428
	Kao Corp.	67,500	2,521,255
	KDDI Corp.	492,100	14,544,985
#	Kobe Bussan Co. Ltd.	50,200	1,088,869
	Konami Group Corp.	30,400	1,332,471
	Kuraray Co. Ltd.	1,800	12,378
	Lasertec Corp.	20,100	2,824,268
	Lawson, Inc.	28,900	923,269
	Lixil Corp.	130,000	1,963,686
	M3, Inc.	84,900	2,530,035
	McDonald’s Holdings Co. Japan Ltd.	28,400	985,970
	MEIJI Holdings Co. Ltd.	34,200	1,407,299
	Minebea Mitsumi, Inc.	176,800	2,612,826
	MISUMI Group, Inc.	99,300	2,115,035
	Mitsubishi Chemical Group Corp.	708,100	3,198,736
	Mitsubishi HC Capital, Inc.	364,550	1,564,305
	Mitsui Chemicals, Inc.	101,800	1,884,208
#	Mitsui High-Tec, Inc.	7,400	382,524
	MonotaRO Co. Ltd.	91,700	1,391,992
	Murata Manufacturing Co. Ltd.	156,000	7,384,949
	NET One Systems Co. Ltd.	32,230	661,961
	NGK Insulators Ltd.	27,800	324,316
	Nichirei Corp.	51,200	796,285
	Nidec Corp.	2,300	126,463
	Nifco, Inc.	33,900	787,309
	Nihon M&A Center Holdings, Inc.	110,100	1,242,347
	Nintendo Co. Ltd.	265,000	10,758,760
	Nippon Express Holdings, Inc.	40,100	2,014,941
	Nippon Sanso Holdings Corp.	82,800	1,318,294
	Nippon Steel Corp.	197,700	2,712,151
#	Nippon Yusen KK	42,939	777,817
	Nissan Chemical Corp.	53,600	2,412,824
	Nitori Holdings Co. Ltd.	5,300	480,270
	Nomura Research Institute Ltd.	69,500	1,538,049
	NTT Data Corp.	164,700	2,385,490
	Olympus Corp.	241,400	5,089,796
	Open House Group Co. Ltd.	40,500	1,440,561
	Oracle Corp.	14,200	756,455
	Otsuka Corp.	36,000	1,133,717
	Pan Pacific International Holdings Corp.	203,000	3,331,376
*	Park24 Co. Ltd.	41,100	547,779
	Persol Holdings Co. Ltd.	78,800	1,577,760

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Rakus Co. Ltd.	27,000	$299,873
	Recruit Holdings Co. Ltd.	267,200	8,222,056
	Relo Group, Inc.	42,700	601,829
*	Renesas Electronics Corp.	312,600	2,615,132
	Ryohin Keikaku Co. Ltd.	122,900	1,156,492
	Sanwa Holdings Corp.	92,100	793,360
	SCREEN Holdings Co. Ltd.	9,500	521,426
	SCSK Corp.	78,100	1,152,245
	Seiko Epson Corp.	166,100	2,254,999
	Seven & I Holdings Co. Ltd.	150,600	5,621,650
	SG Holdings Co. Ltd.	140,300	1,859,128
#	Sharp Corp.	119,100	714,372
*	SHIFT, Inc.	4,100	640,192
	Shimano, Inc.	17,000	2,630,634
	Shin-Etsu Chemical Co. Ltd.	69,700	7,243,917
	Shinko Electric Industries Co. Ltd.	30,300	728,148
*	Skylark Holdings Co. Ltd.	116,300	1,240,626
	SMS Co. Ltd.	24,200	555,169
#	Softbank Corp.	686,600	6,772,889
	SoftBank Group Corp.	4,220	181,149
	Sony Group Corp.	328,700	22,165,764
	Square Enix Holdings Co. Ltd.	25,600	1,142,324
	SUMCO Corp.	159,800	2,025,438
	Sumitomo Rubber Industries Ltd.	38,200	327,714
	Sundrug Co. Ltd.	27,400	637,131
	Sysmex Corp.	36,000	1,937,659
	Taiyo Yuden Co. Ltd.	59,000	1,605,476
	Takara Bio, Inc.	500	5,850
	TDK Corp.	209,500	6,544,435
	TechnoPro Holdings, Inc.	51,200	1,228,306
	Teijin Ltd.	85,100	772,623
	TIS, Inc.	83,600	2,254,000
	Toei Animation Co. Ltd.	900	92,347
	Tokyo Century Corp.	20,500	699,201
	Tokyo Electron Ltd.	33,900	8,918,969
	Tosoh Corp.	129,700	1,411,069
	Toyo Tire Corp.	29,600	347,251
	Toyota Boshoku Corp.	35,400	450,450
	Trend Micro, Inc.	59,500	3,000,198
	Unicharm Corp.	92,500	2,811,206
	USS Co. Ltd.	88,900	1,341,389
*	Visional, Inc.	1,400	95,165
	Welcia Holdings Co. Ltd.	38,200	798,433
#	Workman Co. Ltd.	8,900	303,620
	Yamaha Motor Co. Ltd.	166,500	3,436,985
	Yaoko Co. Ltd.	6,000	261,018
	Yokohama Rubber Co. Ltd.	14,400	225,174
	Zenkoku Hosho Co. Ltd.	22,900	755,628
	Zensho Holdings Co. Ltd.	40,200	1,003,284
	ZOZO, Inc.	46,300	982,402

TOTAL JAPAN			316,266,875

NETHERLANDS — (3.6%)
*Ω	Adyen NV	1,924	2,746,700
	ASML Holding NV	25,123	11,784,863
	ASML Holding NV	66,262	31,303,494
	Koninklijke Ahold Delhaize NV	92,753	2,586,720
	Koninklijke KPN NV	1,130,560	3,162,296
	Universal Music Group NV	10,214	200,556

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
	NETHERLANDS — (Continued)
	Wolters Kluwer NV	98,091	$10,423,004

	TOTAL NETHERLANDS		62,207,633

	NEW ZEALAND — (0.3%)
	Chorus Ltd.	314,405	1,517,856
#	Fisher & Paykel Healthcare Corp. Ltd.	101,609	1,154,788
	Mainfreight Ltd.	15,626	690,574
#	Spark New Zealand Ltd.	718,523	2,138,872

	TOTAL NEW ZEALAND		5,502,090

	NORWAY — (1.0%)
	AF Gruppen ASA	14,583	211,230
	Aker BP ASA	47,410	1,506,043
	Borregaard ASA	21,360	287,192
Ω	Elkem ASA	50,305	167,126
	Equinor ASA	304,550	11,095,889
	Gjensidige Forsikring ASA	6,902	126,160
#	Golden Ocean Group Ltd.	42,752	350,941
	Telenor ASA	153,214	1,392,388
	TGS ASA	38,625	525,873
	TOMRA Systems ASA	77,786	1,256,367
	Yara International ASA	22,249	993,004

	TOTAL NORWAY		17,912,213

	PORTUGAL — (0.1%)
	Galp Energia SGPS SA	113,250	1,149,838
	Jeronimo Martins SGPS SA	63,921	1,322,718

	TOTAL PORTUGAL		2,472,556

	SINGAPORE — (1.0%)
	DBS Group Holdings Ltd.	386,358	9,340,708
	DFI Retail Group Holdings Ltd.	104,900	235,175
	Great Eastern Holdings Ltd.	3,600	45,517
	Olam Group Ltd.	413,800	391,766
	Sembcorp Industries Ltd.	350,100	719,684
	Singapore Exchange Ltd.	295,300	1,756,039
	Singapore Technologies Engineering Ltd.	578,800	1,349,376
	United Overseas Bank Ltd.	19,600	384,528
	Venture Corp. Ltd.	99,700	1,121,959
	Wilmar International Ltd.	554,800	1,519,904

	TOTAL SINGAPORE		16,864,656

	SPAIN — (1.6%)
	Acciona SA	7,364	1,325,974
#	ACS Actividades de Construccion y Servicios SA	69,377	1,780,301
	Endesa SA	100,465	1,678,573
	Ferrovial SA	91,840	2,244,419
	Iberdrola SA	11,829	120,292
#	Industria de Diseno Textil SA	196,125	4,451,684
	Repsol SA	593,804	8,078,386
	Telefonica SA	2,166,567	7,468,576

	TOTAL SPAIN		27,148,205

	SWEDEN — (2.5%)
	AddTech AB, Class B	79,454	960,069
	Atlas Copco AB, Class A	593,536	6,334,957

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Atlas Copco AB, Class B	344,908	$3,335,660
#	Avanza Bank Holding AB	56,226	1,121,542
	Axfood AB	37,200	921,020
#	Beijer Ref AB, Class B	14,877	230,630
	Boliden AB	57,517	1,672,646
#	Electrolux AB, Class B	124,096	1,530,994
	Epiroc AB, Class A	133,951	2,050,582
	Epiroc AB, Class B	80,900	1,086,258
#	H & M Hennes & Mauritz AB, Class B	201,936	2,033,931
	HMS Networks AB	2,693	69,287
	Husqvarna AB, Class A	1,245	7,428
	Husqvarna AB, Class B	14,113	83,791
	Indutrade AB	95,244	1,667,527
	Kindred Group PLC, SDR	95,508	828,516
#	Lagercrantz Group AB, Class B	37,204	318,692
	Lifco AB, Class B	25,965	375,190
	Medicover AB, Class B	18,708	231,690
*	Millicom International Cellular SA, SDR	52,857	573,679
*	Sectra AB, Class B	50,936	675,252
	Sweco AB, Class B	75,626	568,225
	Tele2 AB, Class B	223,821	1,834,440
	Telefonaktiebolaget LM Ericsson, Class A	12,933	76,823
	Telefonaktiebolaget LM Ericsson, Class B	676,560	3,761,229
#	Telia Co. AB	407,713	1,080,343
#Ω	Thule Group AB	46,518	916,433
	Volvo AB, Class A	59,059	1,008,824
	Volvo AB, Class B	431,676	7,065,209

TOTAL SWEDEN			42,420,867

SWITZERLAND — (8.2%)
	ABB Ltd.	209,661	5,822,349
*	Accelleron Industries AG	10,483	177,762
	Bachem Holding AG, Class B	968	69,411
	EMS-Chemie Holding AG	2,419	1,521,045
	Geberit AG	14,079	6,258,641
	Givaudan SA	3,610	10,782,851
	Kuehne + Nagel International AG	24,938	5,308,456
#	Logitech International SA	69,413	3,445,661
	Nestle SA	19,801	2,155,513
	Partners Group Holding AG	7,501	6,732,770
	Roche Holding AG	8,192	3,325,052
	Roche Holding AG	183,630	60,928,089
	Schindler Holding AG	4,540	714,687
	SGS SA	2,308	5,088,011
	Sika AG	49,049	11,059,359
	Sonova Holding AG	24,134	5,704,400
	Straumann Holding AG	26,920	2,562,012
	Swisscom AG	13,349	6,591,591
	Temenos AG	7,710	459,198
Ω	VAT Group AG	6,795	1,551,307

TOTAL SWITZERLAND			140,258,165

UNITED KINGDOM — (14.3%)
	Admiral Group PLC	101,048	2,336,798
	Airtel Africa PLC	115,545	149,562
	Anglo American PLC	335,117	10,038,162
	Antofagasta PLC	34,472	464,524
	Ashtead Group PLC	224,550	11,697,488

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
	UNITED KINGDOM — (Continued)
	AstraZeneca PLC, Sponsored ADR	17,967	$1,056,639
Ω	Auto Trader Group PLC	383,457	2,295,287
	B&M European Value Retail SA	461,205	1,704,422
	BAE Systems PLC	967,945	9,053,735
	BP PLC, Sponsored ADR	53,432	1,778,217
	BP PLC	165,519	915,751
	BT Group PLC	4,496,264	6,700,469
	Bunzl PLC	14,060	458,152
	Burberry Group PLC	192,103	4,002,869
	Centrica PLC	3,492,389	3,068,801
	Coca-Cola HBC AG	6,584	143,816
	Computacenter PLC	4,089	84,841
#	Diageo PLC, Sponsored ADR	106,135	17,721,361
	Diageo PLC	80,730	3,322,238
*††	Evraz PLC	188,057	0
	Experian PLC	211,338	6,738,567
	Ferguson PLC	94,077	10,259,936
	Glencore PLC	1,388,177	7,958,514
	GSK PLC	1,204,965	19,738,624
*	Haleon PLC	1,506,206	4,618,707
	Hargreaves Lansdown PLC	120,292	1,051,304
	Howden Joinery Group PLC	331,968	1,955,489
	Imperial Brands PLC	553,895	13,492,366
	Intertek Group PLC	77,727	3,256,213
	JD Sports Fashion PLC	1,434,096	1,602,502
	Man Group PLC	198,349	493,414
	Next PLC	63,730	3,599,446
	Reckitt Benckiser Group PLC	131,666	8,737,877
#	RELX PLC, Sponsored ADR	334,644	9,022,002
	RELX PLC	74,172	1,992,894
	Rentokil Initial PLC	908,866	5,671,419
	Rightmove PLC	361,876	2,037,792
	Rio Tinto PLC	94,176	4,921,790
#	Rio Tinto PLC, Sponsored ADR	251,488	13,416,885
	Sage Group PLC	2,485	20,712
	Softcat PLC	31,366	403,004
	Spirax-Sarco Engineering PLC	19,315	2,380,255
	SSE PLC	648,002	11,580,364
	St. James’s Place PLC	61,492	750,912
#	Unilever PLC, Sponsored ADR	587,080	26,718,011
	Unilever PLC	110,930	5,053,931

	TOTAL UNITED KINGDOM		244,466,062

	TOTAL COMMON STOCKS		1,591,823,119

	PREFERRED STOCKS — (0.5%)

	GERMANY — (0.5%)
	Bayerische Motoren Werke AG	8,553	630,731
	Sartorius AG	6,967	2,456,496
	Volkswagen AG	41,353	5,293,240

	TOTAL GERMANY		8,380,467

	TOTAL INVESTMENT SECURITIES (Cost $1,645,167,059)		1,600,203,586

	SECURITIES LENDING COLLATERAL — (6.6%)
@§	The DFA Short Term Investment Fund	9,844,627	$113,813,732

	TOTAL INVESTMENTS — (100.0%) (Cost $1,759,023,239)		$1,714,017,318

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$25,548,895	$97,224,974	—	$122,773,869
Austria	—	2,776,158	—	2,776,158
Belgium	—	10,348,979	—	10,348,979
Canada	189,903,212	—	—	189,903,212
China	—	562,875	—	562,875
Denmark	—	56,165,563	—	56,165,563
Finland	—	18,946,685	—	18,946,685
France	1,942,479	138,022,638	—	139,965,117
Germany	—	93,962,001	—	93,962,001
Hong Kong	—	29,527,292	—	29,527,292
Ireland	3,049,317	5,374,016	—	8,423,333
Israel	1,412,677	10,165,651	—	11,578,328
Italy	3,589,675	27,780,710	—	31,370,385
Japan	—	316,266,875	—	316,266,875
Netherlands	31,303,494	30,904,139	—	62,207,633
New Zealand	—	5,502,090	—	5,502,090
Norway	—	17,912,213	—	17,912,213
Portugal	—	2,472,556	—	2,472,556
Singapore	—	16,864,656	—	16,864,656
Spain	—	27,148,205	—	27,148,205
Sweden	—	42,420,867	—	42,420,867
Switzerland	3,623,423	136,634,742	—	140,258,165
United Kingdom	69,713,115	174,752,947	—	244,466,062
Preferred Stocks
Germany	—	8,380,467	—	8,380,467
Securities Lending Collateral	—	113,813,732	—	113,813,732

TOTAL	$330,086,287	$1,383,931,031	—	$1,714,017,318

See accompanying Notes to Financial Statements.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (98.7%)
BRAZIL — (5.4%)
*	3R Petroleum Oleo E Gas SA	28,153	$253,434
	Allied Tecnologia SA	4,400	6,840
	Alper Consultoria e Corretora de Seguros SA	1,700	9,294
	Americanas SA	84,228	253,395
*	Anima Holding SA	73,507	97,478
	Atacadao SA	68,302	257,314
	Banco Modal SA	107,400	54,059
	Bemobi Mobile Tech SA	6,900	22,308
	Boa Safra Sementes SA	7,900	19,500
	Boa Vista Servicos SA	11,700	14,270
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	8,158	47,474
*	BRF SA	101,732	247,363
	Caixa Seguridade Participacoes S/A	81,070	138,426
	Camil Alimentos SA	21,849	43,186
	CCR SA	162,055	406,588
	Cia Brasileira de Aluminio	7,824	16,722
	Cia Brasileira de Distribuicao	34,739	148,291
#	Cia Siderurgica Nacional SA, Sponsored ADR	12,486	30,091
	Cia Siderurgica Nacional SA	82,387	195,859
	Cielo SA	224,100	258,135
*	Cogna Educacao	302,392	192,599
*	Construtora Tenda SA	32,534	38,357
	Cosan SA	109,600	357,730
	Cruzeiro do Sul Educacional SA	17,600	19,762
	CSU Digital SA	6,673	19,248
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	51,848	186,695
	Dexco SA	47,606	89,304
	Diagnosticos da America SA	16,300	63,206
	Dimed SA Distribuidora da Medicamentos	11,900	28,797
	Direcional Engenharia SA	16,400	54,323
*	Eletromidia SA	2,900	6,962
*	Embraer SA	97,866	260,509
*	Embraer SA, Sponsored ADR	6,184	65,365
*	Empreendimentos Pague Menos SA	12,000	14,403
	Enauta Participacoes SA	16,500	48,681
	Eternit SA	9,700	21,088
	Even Construtora e Incorporadora SA	38,300	48,936
	Ez Tec Empreendimentos e Participacoes SA	17,678	71,287
	Fras-Le SA	12,900	34,888
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	83,700	77,778
	Grendene SA	42,100	59,171
*	Grupo Mateus SA	70,800	100,056
	Grupo SBF SA	8,600	31,533
	Guararapes Confeccoes SA	16,144	30,441
*	Hidrovias do Brasil SA	45,180	24,665
	Hypera SA	51,100	502,641
	Iochpe-Maxion SA	25,700	70,749
	Irani Papel e Embalagem SA	23,183	38,328
*	IRB Brasil Resseguros SA	225,766	41,084
	Jalles Machado SA	13,500	18,190
	JHSF Participacoes SA	61,958	88,040
	JSL SA	9,600	14,180
	Kepler Weber SA	6,600	33,093
*	Kora Saude Participacoes SA	76,400	32,391
	Lavvi Empreendimentos Imobiliarios Ltda	16,300	19,975
	Localiza Rent a Car SA	29,713	405,758
	Localiza Rent a Car SA	91	1,243

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Lojas Quero Quero SA	28,300	$33,091
	M Dias Branco SA	11,168	94,049
*	Marisa Lojas SA	71,700	28,733
	Mills Estruturas e Servicos de Engenharia SA	42,900	111,122
*	Moura Dubeux Engenharia SA	6,800	9,742
	Movida Participacoes SA	25,489	67,207
	MRV Engenharia e Participacoes SA	53,300	105,042
	Multilaser Industrial SA	25,317	25,535
	Multiplan Empreendimentos Imobiliarios SA	3,860	19,698
	Natura & Co. Holding SA	146,064	422,739
	Porto Seguro SA	30,144	135,620
	Positivo Tecnologia SA	28,500	67,477
	Qualicorp Consultoria e Corretora de Seguros SA	15,700	23,950
	Romi SA	7,057	22,610
	Rumo SA	176,928	758,336
	Sao Carlos Empreendimentos e Participacoes SA	4,400	23,425
	Sao Martinho SA	33,622	175,546
Ω	Ser Educacional SA	11,600	19,111
	Sinqia SA	8,500	33,733
	SLC Agricola SA	18,990	168,927
	Sul America SA	62,037	286,315
	Tegma Gestao Logistica SA	6,400	27,605
	TIM SA	143,056	365,567
	Tres Tentos Agroindustrial SA	14,897	36,568
	Trisul SA	19,000	17,508
	Tupy SA	12,000	68,624
	Ultrapar Participacoes SA	133,588	346,804
	Unipar Carbocloro SA	1,411	25,319
	Usinas Siderurgicas de Minas Gerais SA Usiminas	24,300	34,765
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	6,300	13,233
*	Via SA	217,256	131,645
	Vibra Energia SA	182,505	644,800
	Vulcabras Azaleia SA	13,400	36,084
	Wilson Sons Holdings Brasil SA	17,200	37,793
	YDUQS Participacoes SA	44,975	140,441
	Zamp SA	33,371	49,616

TOTAL BRAZIL			10,339,863

CHILE — (0.4%)
	Besalco SA	30,796	10,611
	CAP SA	6,796	36,329
	Cencosud SA	59,163	79,535
	Cia Sud Americana de Vapores SA	1,495,156	103,839
	Clinica Las Condes SA	256	4,077
	Empresa Nacional de Telecomunicaciones SA	26,039	81,219
	Empresas CMPC SA	107,905	171,243
	Grupo Security SA	261,435	43,749
	Inversiones Aguas Metropolitanas SA	75,530	36,028
	Inversiones La Construccion SA	3,920	12,260
	Itau CorpBanca Chile SA	20,523,221	40,002
	PAZ Corp. SA	24,759	8,409
	Ripley Corp. SA	148,996	24,473
	Salfacorp SA	59,339	16,676
	Sigdo Koppers SA	47,549	57,110
	SMU SA	221,929	22,583
	Sociedad Matriz SAAM SA	472,935	40,056

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	SONDA SA	85,422	$30,074

TOTAL CHILE			818,273

CHINA — (20.9%)
*	263 Network Communications Co. Ltd., Class A	42,100	24,965
	360 DigiTech, Inc., ADR	12,922	131,288
*	361 Degrees International Ltd.	154,000	64,188
Ω	3SBio, Inc.	272,500	192,441
	5I5J Holding Group Co. Ltd., Class A	18,200	5,725
*	AAC Technologies Holdings, Inc.	153,500	281,178
Ω	AAG Energy Holdings Ltd.	78,000	11,837
	Accelink Technologies Co. Ltd., Class A	12,300	28,673
	ADAMA Ltd., Class A	18,500	21,639
	Addsino Co. Ltd., Class A	10,600	15,232
*	Advanced Technology & Materials Co. Ltd., Class A	28,900	31,767
	Aerospace Hi-Tech Holdings Grp Ltd., Class A	22,100	25,898
	Agile Group Holdings Ltd.	252,000	47,931
*	Agora, Inc., ADR	2,073	5,784
*	Air China Ltd., Class H	64,000	44,540
	Ajisen China Holdings Ltd.	105,000	8,301
*	Alibaba Pictures Group Ltd.	2,180,000	80,575
Ω	A-Living Smart City Services Co. Ltd.	123,000	69,797
	Aluminum Corp. of China Ltd., Class H	678,000	193,285
	Angang Steel Co. Ltd., Class H	264,600	54,901
	Anhui Construction Engineering Group Co. Ltd., Class A	37,200	23,472
	Anhui Guangxin Agrochemical Co. Ltd., Class A	6,300	25,613
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	10,900	11,722
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	7,400	34,618
	Anhui Huilong Agricultural Means of Production Co., Ltd., Class A	13,300	14,725
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	23,800	41,989
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	24,400	16,136
*	Anhui Tatfook Technology Co. Ltd., Class A	7,100	8,136
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	14,800	14,921
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	43,500	87,465
*Ω	Antengene Corp. Ltd.	34,000	14,458
*	Anton Oilfield Services Group	374,000	13,581
	Aoshikang Technology Co. Ltd., Class A	7,300	25,712
*††	Aoyuan Healthy Life Group Co. Ltd.	7,000	1,244
	APT Satellite Holdings Ltd.	118,000	27,802
*Ω	Archosaur Games, Inc.	20,000	5,751
	Art Group Holdings Ltd.	15,000	461
	Asia Cement China Holdings Corp.	115,000	40,123
Ω	AsiaInfo Technologies Ltd.	26,000	31,065
	AviChina Industry & Technology Co. Ltd., Class H	447,000	195,773
#Ω	BAIC Motor Corp. Ltd., Class H	336,000	74,439
	Bank of Changsha Co. Ltd., Class A	63,900	56,445
	Bank of Chengdu Co. Ltd., Class A	17,300	32,316
	Bank of Chongqing Co. Ltd., Class H	69,500	31,527
*	Bank of Gansu Co. Ltd., Class H	66,000	8,406
	Bank of Guiyang Co. Ltd., Class A	38,500	27,500
	Bank of Guizhou Co. Ltd., Class H	36,000	11,268
	Bank of Suzhou Co. Ltd., Class A	44,550	41,962
*	Bank of Tianjin Co. Ltd., Class H	100,500	25,489
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	131,890	17,990
*	Baoye Group Co. Ltd., Class H	50,000	25,490
*	Baozun, Inc., Class A	22,700	29,872
	BBMG Corp., Class H	267,000	27,540
	Beibuwan Port Co. Ltd., Class A	20,900	20,303
	Beijing Capital Development Co. Ltd., Class A	63,400	44,328

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	97,760	$37,005
*	Beijing Capital International Airport Co. Ltd., Class H	182,000	98,559
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	42,600	53,569
#*	Beijing Energy International Holding Co. Ltd.	1,042,000	24,186
	Beijing Enterprises Holdings Ltd.	96,000	243,542
	Beijing Enterprises Urban Resources Group Ltd.	140,000	11,972
	Beijing Enterprises Water Group Ltd.	832,000	174,802
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	14,852	19,046
	Beijing Haixin Energy Technology Co. Ltd., Class A	29,300	16,082
*	Beijing Health Holdings Ltd.	768,000	6,967
*	Beijing Jetsen Technology Co. Ltd., Class A	31,300	18,917
	Beijing Jingyuntong Technology Co. Ltd., Class A	21,500	21,246
	Beijing North Star Co. Ltd., Class H	92,000	8,685
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	85,200	23,698
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	27,100	32,481
	Beijing Originwater Technology Co. Ltd., Class A	41,062	26,511
	Beijing Shunxin Agriculture Co. Ltd., Class A	10,900	30,633
	Beijing Sinnet Technology Co. Ltd., Class A	22,200	26,377
	Beijing SL Pharmaceutical Co. Ltd., Class A	11,100	12,665
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	22,700	16,155
	Beijing SuperMap Software Co. Ltd., Class A	12,500	32,443
	Beijing Ultrapower Software Co. Ltd., Class A	25,700	15,397
*	Beijing Watertek Information Technology Co. Ltd., Class A	58,000	25,186
	Beijing Yanjing Brewery Co. Ltd., Class A	34,800	40,715
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	15,870	27,963
	Bengang Steel Plates Co., Ltd., Class A	61,300	23,760
	BGI Genomics Co. Ltd., Class A	6,900	52,390
	Binhai Investment Co. Ltd.	64,000	10,595
	Black Peony Group Co. Ltd., Class A	25,700	25,384
*	Blue Sail Medical Co. Ltd., Class A	15,700	17,713
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	69,700	45,048
Ω	BOC Aviation Ltd.	25,700	171,983
*	Bohai Leasing Co. Ltd., Class A	71,897	21,670
	Bright Dairy & Food Co. Ltd., Class A	14,600	18,949
*††	Brilliance China Automotive Holdings Ltd.	424,000	182,571
	B-Soft Co. Ltd., Class A	21,200	24,336
	BTG Hotels Group Co. Ltd., Class A	37,000	110,239
	C C Land Holdings Ltd.	243,000	58,484
#	C&D International Investment Group Ltd.	73,604	114,212
	Cabbeen Fashion Ltd.	43,000	6,575
	Caitong Securities Co. Ltd., Class A	47,840	46,962
	Camel Group Co. Ltd., Class A	13,000	15,215
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	21,600	13,639
*	Capital Environment Holdings Ltd.	618,000	10,238
	Carrianna Group Holdings Co. Ltd.	214,000	11,188
	CECEP Solar Energy Co. Ltd., Class A	43,300	40,255
	CECEP Wind-Power Corp., Class A	47,700	28,043
	Central China Management Co. Ltd.	188,000	12,959
	Central China New Life Ltd.	46,000	13,038
	Central China Real Estate Ltd.	195,210	5,118
	CGN New Energy Holdings Co. Ltd.	216,000	58,025
	CGN Nuclear Technology Development Co. Ltd., Class A	24,800	24,934
	Chaowei Power Holdings Ltd.	99,000	19,424
	Chengdu Hongqi Chain Co. Ltd., Class A	31,400	19,874
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	9,200	22,271
	Chengtun Mining Group Co. Ltd., Class A	30,900	23,526
*	Chengzhi Co. Ltd., Class A	12,800	15,660
	China Aerospace International Holdings Ltd.	434,000	19,059

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China Agri-Products Exchange Ltd.	591,408	$6,764
#	China Aircraft Leasing Group Holdings Ltd.	51,500	21,431
	China BlueChemical Ltd., Class H	352,000	67,189
Ω	China Bohai Bank Co. Ltd., Class H	420,500	51,984
	China CAMC Engineering Co. Ltd., Class A	8,800	9,263
	China Cinda Asset Management Co. Ltd., Class H	1,569,000	145,746
	China Coal Energy Co. Ltd., Class H	317,000	233,123
	China Communications Services Corp. Ltd., Class H	406,000	113,288
	China Conch Venture Holdings Ltd.	285,000	420,345
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	320,000	36,326
*	China Dili Group	334,200	28,100
*	China Dongxiang Group Co. Ltd.	642,000	19,057
*	China Eastern Airlines Corp. Ltd., ADR	1,223	20,179
	China Electronics Optics Valley Union Holding Co. Ltd.	468,000	20,631
	China Energy Engineering Corp. Ltd.	228,779	71,788
#	China Energy Engineering Corp. Ltd., Class H	362,000	36,404
#Ω	China Everbright Greentech Ltd.	112,000	18,258
	China Everbright Ltd.	228,000	120,216
*	China Express Airlines Co. Ltd., Class A	6,200	9,001
	China Foods Ltd.	212,000	54,026
	China Galaxy Securities Co. Ltd., Class H	694,000	259,873
	China Gas Holdings Ltd.	476,800	423,150
#	China Glass Holdings Ltd.	122,000	9,794
	China Gold International Resources Corp. Ltd.	39,600	92,018
	China Greatwall Technology Group Co. Ltd., Class A	31,400	48,069
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	13,400	24,279
	China Hanking Holdings Ltd.	112,000	10,285
	China Harmony Auto Holding Ltd.	156,500	17,730
*	China High Speed Railway Technology Co. Ltd., Class A	49,900	15,360
*	China High Speed Transmission Equipment Group Co. Ltd.	97,000	39,418
	China Hongqiao Group Ltd.	420,500	297,608
	China International Marine Containers Group Co. Ltd., Class H	121,870	77,575
	China Jinmao Holdings Group Ltd.	380,000	50,347
	China Kepei Education Group Ltd.	22,000	5,410
	China Lesso Group Holdings Ltd.	148,000	120,124
	China Lilang Ltd.	100,000	43,210
*Ω	China Literature Ltd.	61,800	166,728
*	China Medical & HealthCare Group Ltd.	740,000	3,528
	China Medical System Holdings Ltd.	192,000	209,841
	China Meheco Co. Ltd., Class A	15,260	26,377
	China Merchants Energy Shipping Co. Ltd., Class A	85,200	81,701
	China Merchants Land Ltd.	332,000	23,285
	China Merchants Port Holdings Co. Ltd.	278,308	326,287
	China Merchants Property Operation & Service Co. Ltd., Class A	7,100	13,106
Ω	China Merchants Securities Co. Ltd., Class H	81,400	75,483
#	China Modern Dairy Holdings Ltd.	846,000	86,120
	China National Accord Medicines Corp. Ltd., Class A	4,000	17,320
	China National Building Material Co. Ltd., Class H	788,000	457,565
Ω	China New Higher Education Group Ltd.	80,000	18,347
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	23,600	14,470
*	China Oil & Gas Group Ltd.	1,080,000	33,723
	China Oilfield Services Ltd., Class H	326,000	366,984
	China Oriental Group Co. Ltd.	334,000	46,365
	China Overseas Grand Oceans Group Ltd.	322,590	91,132
	China Publishing & Media Co. Ltd., Class A	10,200	5,894
Ω	China Railway Signal & Communication Corp. Ltd., Class H	286,000	81,517
*	China Rare Earth Holdings Ltd.	348,000	17,075
	China Reinsurance Group Corp., Class H	963,000	50,911

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#Ω	China Renaissance Holdings Ltd.	44,400	$33,661
	China Resources Boya Bio-pharmaceutical Group Co. Ltd, Class A	6,200	25,537
	China Resources Cement Holdings Ltd.	402,000	145,309
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	15,400	37,924
	China Resources Gas Group Ltd.	94,800	242,799
	China Resources Medical Holdings Co. Ltd.	161,000	76,899
Ω	China Resources Pharmaceutical Group Ltd.	280,000	188,882
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	10,100	75,543
	China Risun Group Ltd.	163,000	57,502
*	China Ruifeng Renewable Energy Holdings Ltd.	420,000	7,498
	China Sanjiang Fine Chemicals Co. Ltd.	149,000	25,816
#*	China Shanshui Cement Group Ltd.	272,000	59,018
*Ω	China Shengmu Organic Milk Ltd.	453,000	14,988
	China Shineway Pharmaceutical Group Ltd.	66,000	39,663
#	China Shuifa Singyes Energy Holdings Ltd.	56,000	5,499
#*	China South City Holdings Ltd.	1,172,000	55,948
	China South Publishing & Media Group Co. Ltd., Class A	30,700	40,157
*	China Southern Airlines Co. Ltd., Class H	294,000	151,776
	China Starch Holdings Ltd.	685,000	15,690
	China State Construction International Holdings Ltd.	180,000	161,926
	China Sunshine Paper Holdings Co. Ltd.	117,500	24,386
	China Taiping Insurance Holdings Co. Ltd.	267,400	185,186
#*	China Tianrui Group Cement Co. Ltd.	72,000	54,087
	China Tianying, Inc., Class A	14,600	9,655
	China Traditional Chinese Medicine Holdings Co. Ltd.	568,000	245,517
*	China TransInfo Technology Co. Ltd., Class A	33,300	40,795
*	China Travel International Investment Hong Kong Ltd.	428,000	66,501
	China Tungsten & Hightech Materials Co. Ltd., Class A	12,600	24,885
*Ω	China Vast Industrial Urban Development Co. Ltd.	64,000	19,388
	China West Construction Group Co. Ltd., Class A	12,600	11,502
	China XLX Fertiliser Ltd.	90,000	34,353
	China Yongda Automobiles Services Holdings Ltd.	176,500	79,169
*	China Zheshang Bank Co. Ltd., Class H	269,000	92,806
*††	China Zhongwang Holdings Ltd.	360,400	14,463
	Chinasoft International Ltd.	492,000	325,986
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	11,600	13,582
	Chongqing Department Store Co. Ltd., Class A	2,400	6,542
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	16,320	27,637
	Chongqing Machinery & Electric Co. Ltd., Class H	126,000	7,622
	Chongqing Rural Commercial Bank Co. Ltd., Class H	436,000	132,152
	Chongqing Sanfeng Environment Group Corp., Ltd., Class A	28,400	25,151
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,828	15,726
	Chow Tai Seng Jewellery Co. Ltd., Class A	15,500	23,513
	CIFI Ever Sunshine Services Group Ltd.	108,000	23,816
	CIFI Holdings Group Co. Ltd.	552,140	36,577
	CIMC Enric Holdings Ltd.	128,000	124,762
Ω	CIMC Vehicles Group Co. Ltd., Class H	17,000	10,734
	Cinda Real Estate Co. Ltd., Class A	18,100	10,220
*	CITIC Guoan Information Industry Co. Ltd., Class A	74,802	23,732
	CITIC Resources Holdings Ltd.	674,000	29,614
	City Development Environment Co. Ltd., Class A	17,280	22,560
*	CMGE Technology Group Ltd.	174,000	27,273
	CMST Development Co. Ltd., Class A	27,600	17,367
*	CNFinance Holdings Ltd., ADR	7,137	12,133
	CNHTC Jinan Truck Co. Ltd., Class A	6,160	9,572
	CNOOC Energy Technology & Services Ltd., Class A	72,700	28,354
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	10,800	20,107
	COFCO Biotechnology Co. Ltd., Class A	17,700	19,567
	COFCO Joycome Foods Ltd.	359,000	75,404

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*††	Colour Life Services Group Co. Ltd.	116,194	$6,883
	Concord New Energy Group Ltd.	1,220,000	93,213
	Consun Pharmaceutical Group Ltd.	112,000	41,951
*	Coolpad Group Ltd.	1,560,000	14,724
	COSCO SHIPPING Development Co. Ltd., Class H	819,000	94,917
*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	168,000	122,377
#	COSCO SHIPPING International Hong Kong Co. Ltd.	116,000	33,843
	COSCO SHIPPING Ports Ltd.	349,188	172,199
	Country Garden Holdings Co. Ltd.	1,195,000	154,025
	CPMC Holdings Ltd.	118,000	57,182
	CQ Pharmaceutical Holding Co. Ltd., Class A	41,800	29,261
*	Crazy Sports Group Ltd.	562,000	13,452
	CSG Holding Co. Ltd., Class A	37,592	35,353
#	CSSC Hong Kong Shipping Co. Ltd.	300,000	37,767
	CTS International Logistics Corp. Ltd., Class A	20,600	31,559
	Da Ming International Holdings Ltd.	28,000	6,250
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	36,900	27,675
	Dare Power Dekor Home Co. Ltd., Class A	11,500	12,325
	Dawnrays Pharmaceutical Holdings Ltd.	155,000	20,799
	Dazzle Fashion Co. Ltd., Class A	5,300	9,783
	DBG Technology Co. Ltd., Class A	9,400	12,268
	Dexin China Holdings Co. Ltd.	108,000	9,365
	DHC Software Co. Ltd., Class A	40,200	34,033
	Digital China Group Co. Ltd., Class A	3,600	13,195
	Digital China Holdings Ltd.	134,000	53,070
	Digital China Information Service Co. Ltd., Class A	13,800	21,905
	Dong-E-E-Jiao Co. Ltd., Class A	5,600	28,810
	Dongfang Electric Corp. Ltd., Class H	69,800	105,272
	Dongfeng Motor Group Co. Ltd., Class H	510,000	230,726
	Dongguan Development Holdings Co. Ltd., Class A	20,800	25,023
	Dongjiang Environmental Co. Ltd., Class H	21,200	5,593
	Dongxing Securities Co. Ltd., Class A	33,900	36,129
	Dongyue Group Ltd.	228,000	197,877
*	DouYu International Holdings Ltd., ADR	20,175	20,173
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	46,000	12,611
	E-Commodities Holdings Ltd.	174,000	23,044
	Edvantage Group Holdings Ltd.	51,860	11,694
	EEKA Fashion Holdings Ltd.	11,500	14,939
#	Essex Bio-technology Ltd.	59,000	23,887
	Eternal Asia Supply Chain Management Ltd., Class A	31,100	22,293
#	EVA Precision Industrial Holdings Ltd.	112,000	14,692
#Ω	Everbright Securities Co. Ltd., Class H	65,200	35,284
*Ω	Everest Medicines Ltd.	24,500	19,309
*	Fang Holdings Ltd., ADR	961	509
*	Fangda Carbon New Material Co. Ltd., Class A	35,300	29,097
	Fangda Special Steel Technology Co. Ltd., Class A	24,000	18,768
#	Fanhua, Inc., Sponsored ADR	6,773	32,714
	Far East Horizon Ltd.	310,000	239,391
	FAWER Automotive Parts Co. Ltd., Class A	9,200	5,755
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	14,100	26,695
*	FIH Mobile Ltd.	554,000	45,172
	Financial Street Holdings Co. Ltd., Class A	33,100	21,034
	FinVolution Group, ADR	17,967	77,977
	First Capital Securities Co. Ltd., Class A	46,400	35,391
	First Tractor Co. Ltd., Class H	42,000	16,892
	Fosun International Ltd.	476,500	291,190
	Fufeng Group Ltd.	313,000	162,321
	Fujian Funeng Co. Ltd., Class A	29,700	43,633
	Fujian Longking Co. Ltd., Class A	15,200	29,523

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Fujian Star-net Communication Co. Ltd., Class A	10,400	$30,258
*	Fullshare Holdings Ltd.	2,127,500	26,803
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	4,900	23,775
*	Ganglong China Property Group Ltd.	55,000	14,355
	Gansu Qilianshan Cement Group Co. Ltd., Class A	18,300	24,219
	Gansu Shangfeng Cement Co. Ltd., Class A	12,240	16,813
	GCL Energy Technology Co. Ltd.	13,136	24,510
	GCL New Energy Holdings Ltd.	2,640	178
*	GCL Technology Holdings Ltd.	166,000	42,074
*	GDS Holdings Ltd., Class A	129,800	144,876
	Geely Automobile Holdings Ltd.	865,000	930,897
	Gemdale Corp., Class A	19,300	20,774
	Gemdale Properties & Investment Corp. Ltd.	1,096,000	60,052
Ω	Genertec Universal Medical Group Co. Ltd.	183,500	76,705
	GF Securities Co. Ltd., Class H	136,600	138,978
	Giant Network Group Co. Ltd., Class A	34,400	36,554
*	Glorious Property Holdings Ltd.	294,000	4,158
#*	Glory Sun Financial Group Ltd.	628,000	1,442
*	Golden Eagle Retail Group Ltd.	63,000	38,078
*	Goodbaby International Holdings Ltd.	204,000	13,010
	Grand Pharmaceutical Group Ltd., Class L	189,500	81,086
*	Grandjoy Holdings Group Co. Ltd., Class A	44,500	19,233
*	Greattown Holdings Ltd., Class A	33,900	14,618
	Greatview Aseptic Packaging Co. Ltd.	194,000	27,188
	Greenland Hong Kong Holdings Ltd.	175,000	9,024
	Greentown China Holdings Ltd.	155,000	147,881
	GRG Banking Equipment Co. Ltd., Class A	31,300	40,416
	Guangdong Advertising Group Co. Ltd., Class A	41,100	23,630
	Guangdong Dowstone Technology Co., Ltd., Class A	10,700	21,001
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	21,300	11,269
	Guangdong Hybribio Biotech Co. Ltd., Class A	10,500	29,364
	Guangdong Provincial Expressway Development Co. Ltd., Class A	10,100	9,728
	Guangdong South New Media Co. Ltd., Class A	3,700	16,149
	Guangdong Tapai Group Co. Ltd., Class A	17,100	15,822
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	6,100	13,378
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	31,900	11,773
	Guanghui Energy Co. Ltd., Class A	39,961	56,312
*	Guangshen Railway Co. Ltd., Class H	208,000	27,062
	Guangxi Liugong Machinery Co. Ltd., Class A	29,300	23,446
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	45,100	16,765
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	21,800	41,555
#	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	26,000	58,003
	Guangzhou Haige Communications Group, Inc. Co., Class A	38,600	44,775
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	16,800	14,917
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	8,500	7,751
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	20,900	19,216
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	22,500	15,907
*	Guosheng Financial Holding, Inc., Class A	24,900	25,558
*	Hainan Meilan International Airport Co. Ltd., Class H	35,000	54,360
	Haitian International Holdings Ltd.	102,000	204,220
	Haitong Securities Co. Ltd., Class H	549,600	268,660
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	174,000	10,536
*	Hand Enterprise Solutions Co. Ltd., Class A	23,000	28,269
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	37,800	99,683
	Hangcha Group Co. Ltd., Class A	12,000	27,032
	Hangxiao Steel Structure Co. Ltd., Class A	22,600	12,126
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	34,100	41,868
	Hangzhou Onechance Tech Corp., Class A	7,700	29,973
	Hangzhou Robam Appliances Co. Ltd., Class A	15,400	43,278

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Han’s Laser Technology Industry Group Co. Ltd., Class A	13,700	$47,699
#*Ω	Harbin Bank Co. Ltd., Class H	451,000	15,228
*	Harbin Electric Co. Ltd., Class H	164,000	55,371
	HBIS Resources Co. Ltd., Class A	11,400	14,708
	Health & Happiness H&H International Holdings Ltd.	45,000	42,428
#	Hello Group, Inc., Sponsored ADR	26,441	124,273
	Henan Pinggao Electric Co. Ltd., Class A	18,300	17,994
*	Hengdeli Holdings Ltd.	392,000	12,218
	Hengtong Optic-electric Co. Ltd., Class A	21,600	57,787
	Hesteel Co. Ltd., Class A	83,100	24,694
	Hexing Electrical Co. Ltd., Class A	8,300	19,965
*	Hi Sun Technology China Ltd.	390,000	37,588
	Hisense Home Appliances Group Co. Ltd., Class H	77,000	63,708
*	Holitech Technology Co. Ltd., Class A	47,400	17,257
	Homeland Interactive Technology Ltd.	66,000	12,443
*	Hongda Xingye Co. Ltd., Class A	48,800	21,959
*	Honghua Group Ltd.	763,000	18,952
*††Ω	Honworld Group Ltd.	46,500	3,410
*	Hopefluent Group Holdings Ltd.	28,000	3,940
#	Hopson Development Holdings Ltd.	142,780	114,464
*Ω	Hua Hong Semiconductor Ltd.	114,000	267,038
*	Huafon Microfibre Shanghai Technology Co. Ltd.	9,700	4,993
	Huafu Fashion Co. Ltd., Class A	18,000	7,465
	Huaibei Mining Holdings Co. Ltd., Class A	11,300	20,150
	Huapont Life Sciences Co. Ltd., Class A	18,200	13,106
Ω	Huatai Securities Co. Ltd., Class H	61,400	60,126
	Huaxi Securities Co. Ltd., Class A	25,600	25,817
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	52,600	20,767
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	9,200	41,119
	Huishang Bank Corp. Ltd., Class H	31,000	9,645
	Humanwell Healthcare Group Co. Ltd., Class A	11,100	30,562
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	63,300	27,554
	Hunan Gold Corp. Ltd., Class A	22,492	40,813
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	13,300	8,558
#*	HUYA, Inc., ADR	16,789	31,395
*	Hytera Communications Corp. Ltd., Class A	29,500	21,314
*	HyUnion Holding Co. Ltd., Class A	23,200	24,422
	IKD Co. Ltd., Class A	4,600	11,953
Ω	IMAX China Holding, Inc.	16,100	9,265
	Infore Environment Technology Group Co. Ltd., Class A	41,500	26,538
*Ω	Ingdan, Inc.	64,000	10,357
#*	Inkeverse Group Ltd.	144,000	14,497
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	19,300	32,697
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	57,100	45,039
	Inner Mongolia Yitai Coal Co. Ltd., Class H	25,400	30,277
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	32,900	29,105
*	Inspur International Ltd.	72,000	15,305
	Intco Medical Technology Co. Ltd., Class A	7,680	22,415
	IVD Medical Holding Ltd.	28,000	7,306
*	JH Educational Technology, Inc.	44,000	6,242
	Jiangling Motors Corp. Ltd., Class A	13,700	26,636
*	Jiangnan Group Ltd.	598,000	15,623
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	51,700	49,659
	Jiangsu Guotai International Group Co. Ltd., Class A	19,600	21,733
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	18,560	9,451
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	14,800	10,222
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	1,900	9,502
	Jiangsu Linyang Energy Co. Ltd., Class A	21,500	21,783
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	18,300	31,641

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Shagang Co. Ltd., Class A	44,600	$23,784
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	13,600	21,958
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	32,520	19,833
	Jiangxi Bank Co. Ltd., Class H	140,500	15,049
	Jiangxi Copper Co. Ltd., Class H	212,000	231,665
	Jiangxi Wannianqing Cement Co. Ltd., Class A	7,700	8,317
	Jiangzhong Pharmaceutical Co. Ltd., Class A	12,900	26,826
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	9,200	6,368
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	13,100	24,832
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	4,400	1,222
#	Jinchuan Group International Resources Co. Ltd.	263,000	17,419
	Jinduicheng Molybdenum Co. Ltd., Class A	27,600	31,704
*††	Jingrui Holdings Ltd.	117,000	6,596
#*	JinkoSolar Holding Co. Ltd., ADR	7,079	336,111
*	Jinmao Property Services Co. Ltd.	5,740	1,758
	Jinneng Science&Technology Co. Ltd., Class A	7,300	8,988
	Jiuzhitang Co. Ltd., Class A	15,800	18,800
	Jizhong Energy Resources Co. Ltd., Class A	57,400	47,747
	JNBY Design Ltd.	13,000	10,239
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	23,124	37,043
	Jointown Pharmaceutical Group Co. Ltd., Class A	24,600	42,411
*	Joy City Property Ltd.	498,000	12,894
*	Joy Spreader Group, Inc.	184,000	33,270
	JSTI Group, Class A	29,400	23,215
	Ju Teng International Holdings Ltd.	256,000	39,358
*	Juneyao Airlines Co. Ltd., Class A	10,400	19,518
*Ω	JW Cayman Therapeutics Co. Ltd.	13,000	4,638
	JY Grandmark Holdings Ltd.	38,000	5,997
*	Kaiser China Cultural Co. Ltd., Class A	8,000	4,926
*Ω	Kangda International Environmental Co. Ltd.	63,000	4,736
#*	Kasen International Holdings Ltd.	181,000	10,507
*	Keshun Waterproof Technologies Co. Ltd., Class A	18,700	24,557
	Kinetic Development Group Ltd.	546,000	39,612
	Kingboard Holdings Ltd.	119,500	295,005
	Kingboard Laminates Holdings Ltd.	153,500	122,628
	Kingfa Sci & Tech Co. Ltd., Class A	33,200	44,124
	Kingsoft Corp. Ltd.	164,200	497,221
*	Ko Yo Chemical Group Ltd.	252,000	5,716
*	Kong Sun Holdings Ltd.	50,000	475
	Konka Group Co. Ltd., Class A	13,600	9,078
	KPC Pharmaceuticals, Inc., Class A	18,100	38,992
	Kunlun Energy Co. Ltd.	678,000	405,220
	Kunlun Tech Co. Ltd., Class A	19,600	35,028
	KWG Group Holdings Ltd.	302,000	29,225
	KWG Living Group Holdings Ltd.	164,500	15,492
*	Lakala Payment Co. Ltd., Class A	14,300	28,766
	Lao Feng Xiang Co. Ltd., Class A	10,600	55,831
*	Launch Tech Co. Ltd., Class H	3,500	1,038
	Lee & Man Chemical Co. Ltd.	34,000	21,560
	Lee & Man Paper Manufacturing Ltd.	307,000	93,073
	Lee’s Pharmaceutical Holdings Ltd.	36,500	6,421
Ω	Legend Holdings Corp., Class H	98,300	82,627
*	Leo Group Co. Ltd., Class A	88,700	20,851
*	LexinFintech Holdings Ltd., ADR	27,538	37,452
	Leyard Optoelectronic Co. Ltd., Class A	20,000	15,465
	Lianhe Chemical Technology Co. Ltd., Class A	7,700	19,795
	Liao Ning Oxiranchem, Inc., Class A	21,300	23,459
	Liaoning Port Co. Ltd., Class H	396,000	29,765
	Logan Group Co. Ltd.	74,000	3,004

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Lonking Holdings Ltd.	365,000	$50,216
	Luenmei Quantum Co. Ltd., Class A	13,600	11,620
	Luolai Lifestyle Technology Co. Ltd., Class A	9,000	11,610
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	18,100	18,995
	Luxi Chemical Group Co. Ltd., Class A	27,800	43,372
*Ω	Luye Pharma Group Ltd.	289,500	70,376
*	LVGEM China Real Estate Investment Co. Ltd.	164,000	15,675
	Maanshan Iron & Steel Co. Ltd., Class H	314,000	50,375
	Maccura Biotechnology Co. Ltd., Class A	6,500	17,376
#*Ω	Maoyan Entertainment	70,400	41,057
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	40,000	23,416
	Metallurgical Corp. of China Ltd., Class H	506,000	80,572
Ω	Midea Real Estate Holding Ltd.	51,200	35,777
	Min Xin Holdings Ltd.	42,000	16,165
	Minmetals Land Ltd.	338,000	19,142
	Minth Group Ltd.	124,000	244,511
	MLS Co. Ltd., Class A	26,700	30,552
*	MMG Ltd.	532,000	104,903
	NanJi E-Commerce Co. Ltd., Class A	39,600	24,219
	Nanjing Iron & Steel Co. Ltd., Class A	62,300	26,074
*	Nanjing Sample Technology Co. Ltd., Class H	9,000	3,315
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	15,500	17,741
	NavInfo Co. Ltd., Class A	18,000	29,283
	NetDragon Websoft Holdings Ltd.	46,000	77,240
	New China Life Insurance Co. Ltd., Class H	159,600	253,457
*	New World Department Store China Ltd.	54,000	3,854
	Newland Digital Technology Co. Ltd., Class A	8,500	16,056
#	Nexteer Automotive Group Ltd.	158,000	85,516
	Nine Dragons Paper Holdings Ltd.	329,000	194,987
	Ningbo Huaxiang Electronic Co. Ltd., Class A	12,200	23,739
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	20,700	39,075
*	Noah Holdings Ltd., Sponsored ADR	4,673	61,310
	North Huajin Chemical Industries Co. Ltd., Class A	26,900	24,752
	Northeast Securities Co. Ltd., Class A	31,000	26,994
	NSFOCUS Technologies Group Co. Ltd., Class A	12,700	19,669
*	Oceanwide Holdings Co. Ltd., Class A	142,700	22,108
	Offshore Oil Engineering Co. Ltd., Class A	53,041	34,151
	Opple Lighting Co. Ltd., Class A	10,173	21,934
	ORG Technology Co. Ltd., Class A	18,200	11,835
*	Orient Group, Inc., Class A	37,500	12,870
	Orient Overseas International Ltd.	12,500	182,664
Ω	Orient Securities Co. Ltd., Class H	116,000	43,289
	Oriental Energy Co. Ltd., Class A	28,500	32,125
	Pacific Online Ltd.	84,000	8,557
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	10,200	25,409
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	57,600	35,743
	PAX Global Technology Ltd.	118,000	92,738
	PCI Technology Group Co. Ltd., Class A	29,800	23,214
*	Phoenix Media Investment Holdings Ltd.	272,000	10,048
	PICC Property & Casualty Co. Ltd., Class H	54,000	49,805
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	14,500	21,959
	Poly Property Group Co. Ltd.	355,560	55,714
	Pou Sheng International Holdings Ltd.	480,000	24,178
	Prinx Chengshan Holding Ltd.	18,000	15,590
*	PW Medtech Group Ltd.	123,000	10,297
*	Q Technology Group Co. Ltd.	94,000	37,114
	Qingdao East Steel Tower Stock Co. Ltd., Class A	20,700	22,741
	Qingdao Gon Technology Co. Ltd., Class A	3,900	13,775
	Qingdao Hanhe Cable Co. Ltd., Class A	49,700	33,757

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Qingdao Rural Commercial Bank Corp., Class A	58,800	$22,327
	Qingdao Sentury Tire Co. Ltd., Class A	8,600	30,609
	Qingling Motors Co. Ltd., Class H	156,000	17,517
	Qinhuangdao Port Co. Ltd., Class H	55,000	6,796
#	Radiance Holdings Group Co. Ltd.	119,000	49,160
	Rainbow Digital Commercial Co. Ltd., Class A	8,000	5,482
Ω	Red Star Macalline Group Corp. Ltd., Class H	104,980	26,531
#*Ω	Redco Properties Group Ltd.	160,000	34,033
	Renhe Pharmacy Co. Ltd., Class A	38,400	33,281
*	RiseSun Real Estate Development Co. Ltd., Class A	58,200	15,993
	Sailun Group Co. Ltd., Class A	33,000	39,309
	Sansteel Minguang Co. Ltd. Fujian, Class A	19,516	11,246
	Sansure Biotech, Inc., Class A	4,502	15,739
	Sealand Securities Co. Ltd., Class A	67,800	30,234
*	Seazen Group Ltd.	356,190	57,216
	S-Enjoy Service Group Co. Ltd.	20,000	9,167
	Shaanxi Construction Machinery Co. Ltd., Class A	22,550	13,953
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	14,600	33,810
	Shandong Bohui Paper Industrial Co. Ltd., Class A	12,200	10,919
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	21,700	57,133
*	Shandong Chenming Paper Holdings Ltd., Class H	84,000	23,758
*	Shandong Hi-Speed New Energy Group Ltd.	1,640,000	11,074
	Shandong Humon Smelting Co. Ltd., Class A	15,300	19,446
	Shandong Linglong Tyre Co. Ltd., Class A	18,600	41,829
	Shandong Publishing & Media Co. Ltd., Class A	31,200	25,398
	Shandong Sun Paper Industry JSC Ltd., Class A	29,819	42,943
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	313,200	431,522
	Shandong Xiantan Co. Ltd., Class A	10,050	12,353
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	20,000	9,643
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	83,500	23,703
	Shanghai AJ Group Co. Ltd., Class A	15,600	11,126
	Shanghai Construction Group Co. Ltd., Class A	100,139	35,283
*	Shanghai Electric Group Co. Ltd., Class H	80,000	15,579
	Shanghai Environment Group Co. Ltd., Class A	10,600	12,756
	Shanghai Industrial Holdings Ltd.	88,000	85,872
	Shanghai Industrial Urban Development Group Ltd.	515,200	29,183
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	6,400	21,890
	Shanghai Lingang Holdings Corp. Ltd., Class A	16,700	26,263
	Shanghai Maling Aquarius Co. Ltd., Class A	12,900	11,880
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	147,400	199,765
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	8,400	10,379
	Shanghai Tunnel Engineering Co. Ltd., Class A	24,900	17,775
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	14,700	23,158
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	56,000	48,174
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	16,500	25,454
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	23,300	15,958
	Shanxi Blue Flame Holding Co. Ltd., Class A	13,300	15,330
	Shanxi Coking Co. Ltd., Class A	32,110	23,623
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	31,450	49,029
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	26,500	61,061
	Shanxi Securities Co. Ltd., Class A	49,010	34,691
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	83,400	45,319
	Shanying International Holding Co. Ltd., Class A	57,700	18,364
*Ω	Shengjing Bank Co. Ltd., Class H	157,000	120,754
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	210,400	34,311
	Shenzhen Agricultural Products Group Co. Ltd., Class A	18,000	12,645
	Shenzhen Airport Co. Ltd., Class A	31,600	27,358
	Shenzhen Aisidi Co. Ltd., Class A	23,200	31,771
	Shenzhen Cereals Holdings Co. Ltd., Class A	16,000	15,105

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	1,945	$24,034
	Shenzhen Gas Corp. Ltd., Class A	36,200	32,426
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,600	14,184
	Shenzhen Huaqiang Industry Co. Ltd., Class A	7,000	10,441
	Shenzhen International Holdings Ltd.	265,200	178,390
	Shenzhen Investment Ltd.	548,068	74,674
	Shenzhen Jinjia Group Co. Ltd., Class A	22,900	22,585
	Shenzhen Kaifa Technology Co. Ltd., Class A	16,700	26,194
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	18,300	30,009
	Shenzhen Kinwong Electronic Co. Ltd., Class A	5,900	16,461
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,200	25,757
	Shenzhen Leaguer Co. Ltd., Class A	24,800	26,453
*	Shenzhen MTC Co. Ltd., Class A	72,200	34,201
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	31,000	13,990
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	56,000	23,267
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	5,800	8,464
	Shenzhen Sunway Communication Co. Ltd., Class A	8,100	18,639
	Shenzhen Tagen Group Co. Ltd., Class A	11,800	8,315
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	24,900	21,899
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	33,849	21,167
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	35,700	18,856
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	19,700	16,933
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	4,400	18,336
††	Shimao Group Holdings Ltd.	111,000	46,947
	Shoucheng Holdings Ltd.	216,000	39,315
	Shougang Fushan Resources Group Ltd.	332,790	90,152
*	Shouhang High-Tech Energy Co. Ltd., Class A	25,700	12,624
	Shui On Land Ltd.	643,500	59,016
	Sichuan Hebang Biotechnology Co. Ltd., Class A	91,160	36,078
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	19,293	65,586
*	Sichuan Lutianhua Co. Ltd., Class A	37,800	23,449
	Sichuan Shuangma Cement Co. Ltd., Class A	4,900	13,556
	Sihuan Pharmaceutical Holdings Group Ltd.	858,000	73,142
*	Silver Grant International Holdings Group Ltd.	324,000	16,077
*††	Sinic Holdings Group Co. Ltd., Class H	28,000	335
	Sinochem International Corp., Class A	13,700	12,992
	Sinofert Holdings Ltd.	464,000	46,078
*	Sinolink Worldwide Holdings Ltd.	583,200	12,288
	Sinoma International Engineering Co., Class A	21,100	24,760
	Sino-Ocean Group Holding Ltd.	378,000	25,066
	Sinopec Engineering Group Co. Ltd., Class H	209,000	74,735
	Sinopec Kantons Holdings Ltd.	230,000	62,114
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	616,000	80,806
	Sinopharm Group Co. Ltd., Class H	263,200	499,320
	Sino-Platinum Metals Co. Ltd., Class A	8,200	16,861
	Sinosteel Engineering & Technology Co. Ltd., Class A	12,000	8,619
	Sinotrans Ltd., Class H	393,000	95,697
	Sinotruk Hong Kong Ltd.	148,000	131,941
	Skyworth Digital Co. Ltd., Class A	15,900	32,487
	Skyworth Group Ltd.	274,179	100,572
	Sobute New Materials Co. Ltd.	3,300	6,630
*	SOHO China Ltd.	381,500	55,924
	Southwest Securities Co. Ltd., Class A	58,600	29,764
*	Strawbear Entertainment Group	30,000	4,623
	Sumavision Technologies Co. Ltd., Class A	19,300	13,118
	Sun Art Retail Group Ltd.	547,500	87,106
*	Sun King Technology Group Ltd.	290,000	51,298
	Sunflower Pharmaceutical Group Co. Ltd., Class A	9,500	30,078
	Suning Universal Co. Ltd., Class A	39,700	16,453

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*††Ω	Sunshine 100 China Holdings Ltd.	74,000	$2,616
*	Sunward Intelligent Equipment Co. Ltd., Class A	14,400	12,122
	Suzhou Anjie Technology Co. Ltd., Class A	13,800	24,458
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	16,900	58,517
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	24,461	14,773
	Symphony Holdings Ltd.	240,000	26,585
*	Talkweb Information System Co. Ltd., Class A	21,500	21,828
*	Tangrenshen Group Co. Ltd., Class A	14,600	14,127
	Tangshan Jidong Cement Co. Ltd., Class A	19,100	19,895
	TangShan Port Group Co. Ltd., Class A	72,600	24,997
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	23,900	18,669
	TCL Electronics Holdings Ltd.	176,000	67,243
*	Tencent Music Entertainment Group, ADR	87,413	315,561
	Tenfu Cayman Holdings Co. Ltd.	7,000	4,368
	Tian An China Investment Co. Ltd.	123,000	57,672
	Tian Di Science & Technology Co. Ltd., Class A	49,300	33,143
*††	Tian Shan Development Holding Ltd.	52,000	9,788
	Tiande Chemical Holdings Ltd.	156,000	38,695
	Tiangong International Co. Ltd.	258,000	71,621
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	62,000	20,841
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	33,500	32,433
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	9,000	34,164
	Tianjin Port Development Holdings Ltd.	526,000	31,510
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	4,600	12,657
	Tianjin Teda Co. Ltd., Class A	47,200	25,041
#	Tianneng Power International Ltd.	122,000	117,384
	Tianshui Huatian Technology Co. Ltd., Class A	37,500	45,295
*	Tibet Water Resources Ltd.	477,000	25,253
	TK Group Holdings Ltd.	26,000	5,357
	Tomson Group Ltd.	80,000	13,854
	Tong Ren Tang Technologies Co. Ltd., Class H	112,000	57,474
*	Tongdao Liepin Group	25,600	22,270
*	TongFu Microelectronics Co. Ltd., Class A	14,500	37,426
*	Tongguan Gold Group Ltd.	112,000	5,210
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	26,500	15,478
	Tongling Nonferrous Metals Group Co. Ltd., Class A	138,400	47,913
	Tongyu Heavy Industry Co. Ltd., Class A	60,200	20,911
	Topsec Technologies Group, Inc., Class A	14,700	22,712
	Transfar Zhilian Co. Ltd., Class A	38,900	26,373
*	Trigiant Group Ltd.	210,000	9,341
*	Trip.com Group Ltd., ADR	1,072	24,259
*	Trip.com Group Ltd.	53,700	1,206,226
	TRS Information Technology Corp. Ltd., Class A	11,500	18,745
	Truking Technology Ltd., Class A	11,700	26,978
	Truly International Holdings Ltd.	366,000	44,731
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	23,793	10,310
	Unilumin Group Co. Ltd., Class A	12,900	10,693
	United Energy Group Ltd.	176,000	17,027
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	14,300	34,178
	Valiant Co. Ltd., Class A	13,000	24,738
	Victory Giant Technology Huizhou Co. Ltd., Class A	11,700	21,559
*	Vipshop Holdings Ltd., ADR	58,456	407,438
	Visual China Group Co. Ltd., Class A	11,400	15,848
*Ω	Viva Biotech Holdings	103,500	15,685
*	Vnet Group, Inc., ADR	17,862	74,842
	Wangneng Environment Co. Ltd., Class A	10,100	25,148
	Wangsu Science & Technology Co. Ltd., Class A	28,600	21,156
	Wanguo International Mining Group Ltd.	78,000	19,199
	Wanxiang Qianchao Co. Ltd., Class A	109,100	74,251

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wasion Holdings Ltd.	124,000	$32,833
	Wasu Media Holding Co. Ltd., Class A	14,000	13,146
*	Weibo Corp., Sponsored ADR	8,697	98,450
*	Weibo Corp., Class A	1,040	11,954
	Weichai Power Co. Ltd., Class H	286,000	273,943
	Weifu High-Technology Group Co. Ltd., Class A	12,200	28,777
	Weiqiao Textile Co., Class H	68,500	9,518
*	Wellhope Foods Co. Ltd., Class A	18,200	28,363
	West China Cement Ltd.	394,000	35,634
	Western Securities Co. Ltd., Class A	82,226	67,365
	Wharf Holdings Ltd.	220,000	629,969
*	Wison Engineering Services Co. Ltd.	126,000	4,350
	Wolong Electric Group Co. Ltd., Class A	12,900	22,003
	Wuchan Zhongda Group Co. Ltd., Class A	50,940	29,141
	Wuhu Token Science Co. Ltd., Class A	41,900	35,930
	Wuling Motors Holdings Ltd.	110,000	8,961
	Wushang Group Co. Ltd., Class A	19,800	25,638
	Wuxi Boton Technology Co. Ltd., Class A	4,200	7,690
	Wuxi Taiji Industry Co. Ltd., Class A	24,500	17,986
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	46,500	24,000
	Xiamen C & D, Inc., Class A	23,708	39,003
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	9,400	10,529
	Xiamen ITG Group Corp. Ltd., Class A	23,400	19,973
	Xiamen Xiangyu Co. Ltd., Class A	24,200	32,797
	Xianhe Co. Ltd., Class A	3,200	10,673
*	Xinchen China Power Holdings Ltd.	207,000	7,260
	Xinfengming Group Co. Ltd., Class A	14,000	15,591
	Xingda International Holdings Ltd.	223,372	43,280
	Xingfa Aluminium Holdings Ltd.	20,000	17,643
*	Xinhu Zhongbao Co. Ltd., Class A	112,100	38,509
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	62,000	37,454
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	122,478	106,128
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	152,000	15,085
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	34,300	27,660
	Xinte Energy Co. Ltd., Class H	58,400	113,932
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	77,883	37,062
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	22,900	34,671
	Xinyi Energy Holdings Ltd.	305,334	77,771
	Xinyu Iron & Steel Co. Ltd., Class A	40,200	19,698
	Xuji Electric Co. Ltd., Class A	11,800	28,792
*	Xunlei Ltd., ADR	18,989	18,839
*	Yanchang Petroleum International Ltd.	680,000	3,550
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	20,000	42,306
	Yankuang Energy Group Co. Ltd., Class H	42,000	118,084
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	7,800	28,959
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	19,500	46,452
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	6,400	26,393
*	Yashili International Holdings Ltd.	201,000	28,192
	Yeebo International Holdings Ltd.	46,000	16,706
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	59,000	32,691
*	Yifan Pharmaceutical Co. Ltd., Class A	20,200	30,255
*	Yincheng International Holding Co. Ltd.	48,000	8,442
	Yintai Gold Co. Ltd., Class A	39,400	77,586
	Yip’s Chemical Holdings Ltd.	28,000	9,273
*	Yiren Digital Ltd., Sponsored ADR	15,061	12,154
#*Ω	Yixin Group Ltd.	320,500	25,293
	Yixintang Pharmaceutical Group Co. Ltd., Class A	6,500	24,738
	Youngor Group Co. Ltd., Class A	54,700	44,845
*	Youzu Interactive Co. Ltd., Class A	12,600	13,386

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yuexiu Property Co. Ltd.	243,600	$207,877
	Yunnan Copper Co. Ltd., Class A	22,400	33,830
	Yunnan Tin Co. Ltd., Class A	17,600	27,506
	ZBOM Home Collection Co. Ltd., Class A	9,900	28,334
#*	Zhaojin Mining Industry Co. Ltd., Class H	137,500	113,291
	Zhefu Holding Group Co. Ltd., Class A	85,000	45,666
*	Zhejiang Century Huatong Group Co. Ltd., Class A	107,700	54,652
	Zhejiang China Commodities City Group Co. Ltd., Class A	50,200	28,844
	Zhejiang Communications Technology Co. Ltd.	11,800	8,344
	Zhejiang Crystal-Optech Co. Ltd., Class A	17,400	28,794
	Zhejiang Hailiang Co. Ltd., Class A	21,600	34,317
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	17,500	16,051
	Zhejiang Huace Film & Television Co. Ltd., Class A	54,800	31,547
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	14,600	16,920
*	Zhejiang Jingu Co. Ltd., Class A	16,100	13,814
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	23,280	42,016
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	10,492	24,395
	Zhejiang Juhua Co. Ltd., Class A	23,400	50,401
	Zhejiang Medicine Co. Ltd., Class A	8,405	13,173
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	25,480	12,764
	Zhejiang Runtu Co. Ltd., Class A	10,300	10,345
	Zhejiang Semir Garment Co. Ltd., Class A	33,700	20,722
	Zhejiang Southeast Space Frame Co. Ltd., Class A	35,400	31,631
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	4,900	15,549
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	21,700	20,008
	Zhejiang Wanma Co. Ltd., Class A	25,300	31,402
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	13,900	19,622
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	8,800	18,039
	Zhejiang Yinlun Machinery Co. Ltd., Class A	13,300	22,498
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	34,200	29,321
*	Zhong An Group Ltd.	490,000	11,526
	Zhongji Innolight Co. Ltd., Class A	6,300	25,299
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	33,000	24,473
	Zhongsheng Group Holdings Ltd.	80,500	305,522
*	Zhongtian Financial Group Co. Ltd., Class A	95,600	18,357
*Ω	Zhongyuan Bank Co. Ltd., Class H	501,000	38,325
*	Zhuguang Holdings Group Co. Ltd.	252,000	20,579
	Zhuhai Huafa Properties Co. Ltd., Class A	15,200	17,817
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	19,100	19,887
	Zhuzhou CRRC Times Electric Co. Ltd.	28,500	123,647
	Zhuzhou Kibing Group Co. Ltd., Class A	17,200	18,531
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	29,820	27,876
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	218,000	70,255

TOTAL CHINA			40,452,330

COLOMBIA — (0.0%)
	Cementos Argos SA	39,248	26,463
*	Corp. Financiera Colombiana SA	2,608	8,502
	Grupo Argos SA	22,081	45,827
	Mineros SA	58,523	19,908

TOTAL COLOMBIA			100,700

GREECE — (0.4%)
*	Alpha Services & Holdings SA	88,556	82,011
	Autohellas Tourist & Trading SA	1,238	13,837
	Bank of Greece	2,693	42,983
	ElvalHalcor SA	8,527	12,069
	Fourlis Holdings SA	7,278	19,056

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (Continued)
	Galaxy Cosmos Mezz PLC	3,280	$530
	Hellenic Energy Holdings SA	8,289	56,668
	Intracom Holdings SA	5,005	8,016
	JUMBO SA	10,150	144,166
*	LAMDA Development SA	9,148	55,425
	Motor Oil Hellas Corinth Refineries SA	8,499	146,073
*	Piraeus Financial Holdings SA	61,528	75,852
	Plastika Kritis SA	839	12,565
	Sarantis SA	1,736	10,882
	Sunrisemezz PLC	8,789	711
	Thrace Plastics Holding & Co.	2,454	9,157
	Titan Cement International SA	5,440	60,794

TOTAL GREECE			750,795

INDIA — (20.3%)
*	3i Infotech Ltd.	18,405	9,740
	Aarti Drugs Ltd.	8,035	46,620
	Aarti Industries Ltd.	15,397	129,792
*	Aarti Pharmalabs Ltd.	3,849	17,633
	ACC Ltd.	11,413	329,943
	Action Construction Equipment Ltd.	8,035	30,041
	Adani Enterprises Ltd.	8,346	338,048
*	Adani Transmission Ltd.	25,846	1,047,660
	ADF Foods Ltd.	2,302	19,781
*	Aditya Birla Capital Ltd.	73,935	104,242
	Advanced Enzyme Technologies Ltd.	4,364	14,993
	Aegis Logistics Ltd.	20,735	77,964
	AGI Greenpac Ltd.	3,184	12,721
	Agro Tech Foods Ltd.	1,967	18,300
	Ahluwalia Contracts India Ltd.	2,928	15,471
	AIA Engineering Ltd.	5,612	183,292
	Ajanta Pharma Ltd.	5,493	85,249
	Alembic Ltd.	6,876	5,873
	Alembic Pharmaceuticals Ltd.	8,442	56,126
	Alkem Laboratories Ltd.	2,747	104,750
	Allcargo Logistics Ltd.	7,469	39,057
	Amara Raja Batteries Ltd.	13,772	85,041
*	Amber Enterprises India Ltd.	1,207	30,171
	Ambuja Cements Ltd.	31,888	205,695
	Anant Raj Ltd.	16,935	23,320
	Andhra Sugars Ltd.	8,815	15,032
	Apar Industries Ltd.	3,450	62,526
	APL Apollo Tubes Ltd.	3,939	51,397
	Apollo Tyres Ltd.	58,316	204,583
*	Arvind Ltd.	22,037	24,758
	Asahi India Glass Ltd.	9,893	73,863
	Ashiana Housing Ltd.	6,134	11,726
	Ashok Leyland Ltd.	153,980	285,138
*	Ashoka Buildcon Ltd.	22,830	20,435
*Ω	Aster DM Healthcare Ltd.	20,067	60,031
	Astra Microwave Products Ltd.	12,431	45,653
Ω	AU Small Finance Bank Ltd.	12,513	89,205
	Aurobindo Pharma Ltd.	41,324	268,133
	Automotive Axles Ltd.	879	20,868
	Avanti Feeds Ltd.	6,008	32,060
	Bajaj Consumer Care Ltd.	16,837	32,421
*	Bajaj Hindusthan Sugar Ltd.	120,090	14,957
	Bajaj Holdings & Investment Ltd.	4,186	336,440
	Balkrishna Industries Ltd.	11,063	262,924

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Balmer Lawrie & Co. Ltd.	10,273	$14,070
	Balrampur Chini Mills Ltd.	24,145	92,444
*Ω	Bandhan Bank Ltd.	29,272	84,832
	Bank of Baroda	168,571	301,269
	Bank of India	87,859	63,885
	Bank of Maharashtra	86,887	21,420
	Bannari Amman Sugars Ltd.	715	24,221
	BASF India Ltd.	1,446	50,189
	BEML Ltd.	2,896	55,095
	BEML Ltd.	2,896	13,118
	Bhansali Engineering Polymers Ltd.	21,993	29,053
	Bharat Bijlee Ltd.	517	15,019
	Bharat Dynamics Ltd.	3,645	42,075
	Bharat Electronics Ltd.	428,979	554,901
	Bharat Forge Ltd.	38,666	388,330
	Bharat Heavy Electricals Ltd.	142,805	127,697
	Biocon Ltd.	50,204	164,309
	Birla Corp. Ltd.	5,943	66,779
	Birlasoft Ltd.	20,308	66,529
	Bombay Burmah Trading Co.	3,632	38,419
	Bosch Ltd.	925	184,163
	Brigade Enterprises Ltd.	17,911	108,327
	Brightcom Group Ltd.	73,358	29,198
	BSE Ltd.	10,806	77,182
*	Camlin Fine Sciences Ltd.	4,534	8,664
	Can Fin Homes Ltd.	9,536	60,355
	Canara Bank	71,759	252,427
*	Capacit’e Infraprojects Ltd.	12,960	25,023
	Caplin Point Laboratories Ltd.	4,054	35,518
	Carborundum Universal Ltd.	14,563	150,019
	Care Ratings Ltd.	2,317	13,726
	CCL Products India Ltd.	7,811	47,438
	Ceat Ltd.	5,123	95,470
*	Central Bank of India Ltd.	83,987	20,696
	Century Enka Ltd.	2,942	15,083
	Century Plyboards India Ltd.	2,114	15,359
	Century Textiles & Industries Ltd.	8,265	85,369
	Cera Sanitaryware Ltd.	209	13,981
	Chambal Fertilisers & Chemicals Ltd.	30,634	121,092
	Cholamandalam Financial Holdings Ltd.	15,121	114,836
	Cholamandalam Investment & Finance Co. Ltd.	54,401	468,371
	Cigniti Technologies Ltd.	1,547	11,619
	Cipla Ltd.	57,177	807,122
	City Union Bank Ltd.	72,177	162,007
*	Clariant Chemicals India Ltd.	2,356	11,771
Ω	Cochin Shipyard Ltd.	9,606	62,249
	Container Corp. of India Ltd.	40,331	388,414
	Coromandel International Ltd.	17,834	207,246
	Cosmo First Ltd.	2,553	22,619
*	CreditAccess Grameen Ltd.	7,682	90,604
*	CSB Bank Ltd.	13,783	37,874
	Cummins India Ltd.	18,225	296,451
	Cyient Ltd.	10,301	93,376
*	D B Realty Ltd.	14,432	17,838
	Dalmia Bharat Ltd.	13,110	253,012
	Dalmia Bharat Sugar & Industries Ltd.	1,619	6,205
	DCB Bank Ltd.	57,328	74,768
	DCM Shriram Ltd.	5,586	70,629
	DCW Ltd.	20,413	14,782

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	8,075	$94,336
	Delta Corp. Ltd.	17,415	47,009
*	Dhampur Bio Organics Ltd.	5,029	9,906
	Dhampur Sugar Mills Ltd.	5,029	12,061
*	Dhani Services Ltd.	24,787	17,028
	Dhanuka Agritech Ltd.	1,649	14,527
Ω	Dilip Buildcon Ltd.	2,926	7,638
*	Dish TV India Ltd.	232,134	44,601
*	Dishman Carbogen Amcis Ltd.	4,884	5,852
	Dr Reddy’s Laboratories Ltd., ADR	14,776	802,485
	Dr Reddy’s Laboratories Ltd.	2,532	136,097
*	DRC Systems India Ltd.	660	227
	Dwarikesh Sugar Industries Ltd.	25,698	27,665
	Dynamatic Technologies Ltd.	483	14,050
	eClerx Services Ltd.	3,270	52,119
	Edelweiss Financial Services Ltd.	91,879	64,352
	EID Parry India Ltd.	13,557	102,371
*	EIH Ltd.	31,373	73,403
	Electrosteel Castings Ltd.	67,971	32,973
Ω	Endurance Technologies Ltd.	4,098	67,090
	Engineers India Ltd.	54,368	46,177
	EPL Ltd.	16,493	30,692
*Ω	Equitas Small Finance Bank Ltd.	64,024	38,830
Ω	Eris Lifesciences Ltd.	5,181	46,290
	Escorts Kubota Ltd.	7,272	178,724
*	Eveready Industries India Ltd.	7,160	25,346
	Excel Industries Ltd.	810	11,645
	Exide Industries Ltd.	61,622	123,314
*	FDC Ltd.	8,694	32,778
	Federal Bank Ltd.	279,886	444,947
	FIEM Industries Ltd.	1,275	24,711
	Filatex India Ltd.	17,566	21,278
	Finolex Cables Ltd.	10,965	68,811
	Finolex Industries Ltd.	45,245	73,441
	Firstsource Solutions Ltd.	40,640	51,000
	Force Motors Ltd.	534	8,816
*	Fortis Healthcare Ltd.	67,232	225,749
	Gabriel India Ltd.	14,644	27,113
	GAIL India Ltd.	419,667	461,082
*	Ganesh Housing Corp. Ltd.	2,074	8,632
	Gateway Distriparks Ltd.	29,308	25,806
*	Gati Ltd.	4,650	9,854
Ω	General Insurance Corp. of India	24,414	36,579
	Genus Power Infrastructures Ltd.	30,175	32,404
	GHCL Ltd.	12,047	94,056
	GIC Housing Finance Ltd.	4,685	7,571
	Glenmark Pharmaceuticals Ltd.	25,269	122,942
	Godawari Power & Ispat Ltd.	4,936	15,801
	Godfrey Phillips India Ltd.	2,269	40,787
Ω	Godrej Agrovet Ltd.	5,663	34,278
*	Godrej Industries Ltd.	12,487	64,938
	Goodyear India Ltd.	858	10,553
	Granules India Ltd.	23,739	107,000
	Graphite India Ltd.	13,925	59,379
	Great Eastern Shipping Co. Ltd.	17,366	116,463
	Greaves Cotton Ltd.	10,604	19,421
	Greenpanel Industries Ltd.	2,998	13,399
	Greenply Industries Ltd.	3,563	7,470
	Gujarat Alkalies & Chemicals Ltd.	4,036	43,701

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Gujarat Ambuja Exports Ltd.	11,275	$34,444
	Gujarat Fluorochemicals Ltd.	4,974	227,481
	Gujarat Mineral Development Corp. Ltd.	17,056	29,204
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	12,135	104,131
	Gujarat Pipavav Port Ltd.	41,924	43,480
	Gujarat State Fertilizers & Chemicals Ltd.	27,487	41,024
	Gujarat State Petronet Ltd.	48,339	132,179
	Gulf Oil Lubricants India Ltd.	1,818	9,074
*	Hathway Cable & Datacom Ltd.	33,898	6,556
	HBL Power Systems Ltd.	13,146	16,659
*	HealthCare Global Enterprises Ltd.	7,253	25,399
	HEG Ltd.	2,638	33,706
	HeidelbergCement India Ltd.	9,938	23,035
	Heritage Foods Ltd.	7,446	27,074
	Hero MotoCorp Ltd.	16,291	527,932
	HFCL Ltd.	136,955	136,274
	HG Infra Engineering Ltd.	2,995	20,550
	Hikal Ltd.	4,944	19,708
	HIL Ltd.	799	27,521
	Himadri Speciality Chemical Ltd.	40,762	51,034
	Himatsingka Seide Ltd.	12,730	14,327
	Hinduja Global Solutions Ltd.	3,488	51,557
	Hindustan Aeronautics Ltd.	5,635	172,179
	Hindustan Copper Ltd.	7,628	9,507
	Honda India Power Products Ltd.	495	10,271
	Huhtamaki India Ltd.	3,724	9,817
	I G Petrochemicals Ltd.	3,372	21,218
	ICRA Ltd.	640	31,766
*	IDFC First Bank Ltd.	515,636	350,362
	IDFC Ltd.	201,826	188,934
*	IFB Industries Ltd.	799	9,069
	IIFL Finance Ltd.	23,238	117,927
	IIFL Securities Ltd.	14,244	11,672
	IIFL Wealth Management Ltd.	4,931	105,898
	India Cements Ltd.	29,087	84,570
	India Glycols Ltd.	2,660	24,054
*	Indiabulls Housing Finance Ltd.	52,146	81,176
*	Indiabulls Real Estate Ltd.	46,996	44,348
	Indian Bank	44,284	137,063
	Indian Hotels Co. Ltd.	70,198	283,207
*	Indian Overseas Bank	370,095	83,226
Ω	Indian Railway Finance Corp. Ltd.	266,415	72,891
	Indo Count Industries Ltd.	9,730	16,472
	Indoco Remedies Ltd.	2,313	9,934
	Indus Towers Ltd.	101,383	227,682
	IndusInd Bank Ltd.	46,184	638,799
	INEOS Styrolution India Ltd.	870	8,889
	Infibeam Avenues Ltd.	109,480	23,279
*	Inox Wind Ltd.	5,553	9,980
	Insecticides India Ltd.	1,868	16,262
	Intellect Design Arena Ltd.	7,781	40,706
	IOL Chemicals & Pharmaceuticals Ltd.	4,566	19,837
	Ipca Laboratories Ltd.	18,528	202,245
Ω	IRCON International Ltd.	15,857	8,454
	ISGEC Heavy Engineering Ltd.	2,819	16,737
	ITD Cementation India Ltd.	21,907	31,999
*	ITI Ltd.	7,263	9,314
	J Kumar Infraprojects Ltd.	8,134	26,392
	Jagran Prakashan Ltd.	24,003	19,325

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Jai Corp. Ltd.	16,491	$34,951
*	Jaiprakash Associates Ltd.	283,029	32,701
*	Jammu & Kashmir Bank Ltd.	45,969	21,951
	Jamna Auto Industries Ltd.	11,539	15,647
	JB Chemicals & Pharmaceuticals Ltd.	2,748	65,595
	Jindal Poly Films Ltd.	3,096	31,533
	Jindal Saw Ltd.	36,624	34,565
*	Jindal Stainless Hisar Ltd.	14,848	51,152
*	Jindal Stainless Ltd.	25,129	43,012
	Jindal Steel & Power Ltd.	67,480	375,909
	JK Cement Ltd.	5,213	171,539
	JK Lakshmi Cement Ltd.	9,249	61,380
	JK Paper Ltd.	13,452	67,668
	JK Tyre & Industries Ltd.	16,774	35,415
	JM Financial Ltd.	85,680	71,015
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	848	12,179
	JSW Energy Ltd.	106,314	432,885
	JTEKT India Ltd.	11,048	14,006
	Jubilant Ingrevia Ltd.	16,322	101,922
	Jubilant Pharmova Ltd.	12,752	57,263
	Jyothy Labs Ltd.	29,185	69,915
	Kalpataru Power Transmission Ltd.	11,248	64,646
	Kalyani Steels Ltd.	5,570	20,201
	Kansai Nerolac Paints Ltd.	8,677	50,645
	Karnataka Bank Ltd.	66,443	77,095
	Karur Vysya Bank Ltd.	70,147	88,280
	Kaveri Seed Co. Ltd.	2,664	15,636
	KCP Ltd.	12,677	18,711
	KEC International Ltd.	15,776	83,637
	KEI Industries Ltd.	6,721	129,222
	Kennametal India Ltd.	656	19,634
*	Kesoram Industries Ltd.	43,543	29,760
	Kewal Kiran Clothing Ltd.	1,817	11,210
*	Kiri Industries Ltd.	2,791	17,791
	Kirloskar Brothers Ltd.	5,543	23,445
	Kirloskar Ferrous Industries Ltd.	9,869	31,379
	Kirloskar Oil Engines Ltd.	9,660	30,594
	KNR Constructions Ltd.	15,834	42,559
	Kolte-Patil Developers Ltd.	6,966	29,015
	Kovai Medical Center & Hospital	977	17,412
	KPIT Technologies Ltd.	15,845	136,383
	KPR Mill Ltd.	10,640	70,792
	KRBL Ltd.	9,700	46,574
	KSB Ltd.	2,564	65,787
	L&T Finance Holdings Ltd.	87,018	85,266
	LA Opala RG Ltd.	3,233	15,244
	Lakshmi Machine Works Ltd.	280	43,663
*Ω	Lemon Tree Hotels Ltd.	55,265	56,508
	LG Balakrishnan & Bros Ltd.	4,876	44,625
	LIC Housing Finance Ltd.	59,275	290,674
	Linde India Ltd.	3,321	123,065
	LT Foods Ltd.	25,353	38,649
	Lumax Auto Technologies Ltd.	4,144	12,255
	Lupin Ltd.	26,855	226,569
	LUX Industries Ltd.	482	10,053
	Maharashtra Scooters Ltd.	720	45,668
	Maharashtra Seamless Ltd.	4,580	43,420
	Mahindra & Mahindra Financial Services Ltd.	102,171	250,189
	Mahindra CIE Automotive Ltd.	20,010	72,496

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Mahindra Lifespace Developers Ltd.	12,243	$59,386
	Maithan Alloys Ltd.	646	7,546
	Man Infraconstruction Ltd.	20,147	20,026
	Manappuram Finance Ltd.	80,639	102,572
	Mangalam Cement Ltd.	1,802	7,974
	Marksans Pharma Ltd.	51,545	30,746
Ω	MAS Financial Services Ltd.	2,939	27,159
	Mayur Uniquoters Ltd.	2,174	12,260
	Mazagon Dock Shipbuilders Ltd.	3,955	30,306
*	Meghmani Finechem Ltd.	2,451	38,878
	Meghmani Organics Ltd.	26,079	34,914
	Minda Corp. Ltd.	8,248	19,431
*	Mirza International Ltd.	3,030	11,295
Ω	Mishra Dhatu Nigam Ltd.	11,441	32,922
	MM Forgings Ltd.	1,219	11,680
	MOIL Ltd.	10,893	20,333
	Monte Carlo Fashions Ltd.	1,697	14,749
*	Morepen Laboratories Ltd.	27,770	8,913
	Motherson Sumi Wiring India Ltd.	121,031	123,645
	Motilal Oswal Financial Services Ltd.	5,968	49,430
	Mphasis Ltd.	7,767	186,015
	MRF Ltd.	327	357,810
	Mrs Bectors Food Specialities Ltd.	2,548	11,734
	Multi Commodity Exchange of India Ltd.	3,204	59,348
	Muthoot Finance Ltd.	14,229	179,803
	Natco Pharma Ltd.	11,479	83,206
	National Aluminium Co. Ltd.	131,702	111,657
	Nava Ltd.	21,905	52,257
	Navneet Education Ltd.	13,812	23,291
	NBCC India Ltd.	92,842	36,547
	NCC Ltd.	75,278	67,969
	NESCO Ltd.	3,096	21,563
	Neuland Laboratories Ltd.	1,011	18,283
	NIIT Ltd.	11,898	40,007
	Nilkamal Ltd.	1,015	25,675
Ω	Nippon Life India Asset Management Ltd.	18,020	59,122
	NMDC Ltd.	99,766	119,827
*	Nmdc Steel Ltd.	99,766	46,401
	NOCIL Ltd.	20,106	58,960
	NRB Bearings Ltd.	5,264	10,784
	Oberoi Realty Ltd.	18,904	212,107
	OnMobile Global Ltd.	12,824	16,675
	Oracle Financial Services Software Ltd.	3,395	119,779
	Orient Cement Ltd.	21,919	34,504
	Oriental Carbon & Chemicals Ltd.	1,456	15,366
	Paisalo Digital Ltd.	37,330	40,725
	Panama Petrochem Ltd.	4,921	16,841
*	Patel Engineering Ltd.	35,554	9,410
*	PC Jeweller Ltd.	55,461	69,351
	PCBL Ltd.	24,419	37,606
	Persistent Systems Ltd.	4,470	199,561
	Petronet LNG Ltd.	133,201	330,414
	Phoenix Mills Ltd.	12,621	218,127
	Piramal Enterprises Ltd.	18,050	185,627
*	Piramal Pharma Ltd.	72,200	145,093
*Ω	PNB Housing Finance Ltd.	9,491	50,456
	PNC Infratech Ltd.	9,087	28,422
	Polyplex Corp. Ltd.	2,859	58,043
	Poonawalla Fincorp Ltd.	33,052	126,189

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Power Finance Corp. Ltd.	177,077	$246,162
	Power Mech Projects Ltd.	608	12,932
	Praj Industries Ltd.	6,095	30,495
*	Prakash Industries Ltd.	12,834	8,047
Ω	Prataap Snacks Ltd.	1,973	21,946
	Prestige Estates Projects Ltd.	21,865	117,094
*	Pricol Ltd.	18,565	43,216
	Prince Pipes & Fittings Ltd.	1,426	9,130
*	Prism Johnson Ltd.	45,272	67,112
	PTC India Ltd.	49,707	43,320
	Punjab National Bank	305,158	158,222
Ω	Quess Corp. Ltd.	11,307	75,493
	Radico Khaitan Ltd.	9,936	125,514
	Rain Industries Ltd.	35,316	71,634
	Rajesh Exports Ltd.	12,110	101,832
	Rallis India Ltd.	10,770	29,408
	Ramco Cements Ltd.	16,711	145,958
	Ramco Industries Ltd.	6,510	14,494
	Ramkrishna Forgings Ltd.	10,185	28,228
	Rane Holdings Ltd.	1,439	15,987
	Rashtriya Chemicals & Fertilizers Ltd.	22,775	28,002
	Ratnamani Metals & Tubes Ltd.	4,182	103,120
	Raymond Ltd.	6,223	89,082
*Ω	RBL Bank Ltd.	76,650	125,194
	REC Ltd.	223,482	277,572
	Redington Ltd.	94,584	156,537
*	Reliance Power Ltd.	456,424	89,230
	Repco Home Finance Ltd.	8,101	20,868
	Rhi Magnesita India Ltd.	3,748	29,478
	RITES Ltd.	7,490	34,778
	RSWM Ltd.	2,156	8,216
	Rupa & Co. Ltd.	2,488	9,471
	Sagar Cements Ltd.	4,388	10,751
	Samvardhana Motherson International Ltd.	181,546	141,855
	Sangam India Ltd.	4,793	16,140
	Sarda Energy & Minerals Ltd.	1,477	15,087
	Sasken Technologies Ltd.	747	8,159
	Savita Oil Technologies Ltd.	2,310	8,393
	Schaeffler India Ltd.	2,910	97,508
*	SEAMEC Ltd.	684	9,133
	Sequent Scientific Ltd.	20,460	24,143
	Seshasayee Paper & Boards Ltd.	5,576	22,191
Ω	SH Kelkar & Co. Ltd.	5,846	9,670
	Sharda Cropchem Ltd.	3,090	14,000
	Shilpa Medicare Ltd.	6,393	24,350
	Shipping Corp. of India Ltd.	25,479	39,967
	Shree Cement Ltd.	56	15,396
	Shriram City Union Finance Ltd.	3,509	77,154
	Shriram Transport Finance Co. Ltd.	33,751	501,056
*	SIS Ltd.	2,778	14,069
	Siyaram Silk Mills Ltd.	3,502	18,636
	Sobha Ltd.	8,336	63,140
	Solar Industries India Ltd.	2,143	100,731
*	Solara Active Pharma Sciences Ltd.	2,319	11,192
	Somany Ceramics Ltd.	2,104	13,746
*	South Indian Bank Ltd.	422,529	69,722
*	Spandana Sphoorty Financial Ltd.	3,573	26,546
	SRF Ltd.	5,660	175,061
*	Star Cement Ltd.	15,455	19,896

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Steel Authority of India Ltd.	186,150	$176,962
	Sterlite Technologies Ltd.	22,270	44,522
*	Strides Pharma Science Ltd.	13,715	51,499
*	Subex Ltd.	63,336	23,034
	Subros Ltd.	4,472	17,741
	Sudarshan Chemical Industries Ltd.	2,581	12,853
	Sun TV Network Ltd.	15,404	97,233
	Sundaram Finance Ltd.	9,828	276,042
	Sundaram-Clayton Ltd.	898	52,066
	Sunteck Realty Ltd.	7,768	36,641
	Suprajit Engineering Ltd.	9,703	38,229
	Supreme Petrochem Ltd.	2,610	23,908
	Surya Roshni Ltd.	3,681	18,526
	Sutlej Textiles & Industries Ltd.	10,341	8,131
	Tamil Nadu Newsprint & Papers Ltd.	11,562	37,481
	Tata Chemicals Ltd.	25,676	351,538
	Tata Coffee Ltd.	15,113	39,620
	Tata Consumer Products Ltd.	81,284	757,134
*	Tata Motors Ltd.	42,806	214,011
	Tata Steel Ltd.	241,930	295,415
*Ω	TCNS Clothing Co. Ltd.	1,674	12,420
*	TD Power Systems Ltd.	6,975	10,457
	Tech Mahindra Ltd.	11,465	147,457
	Techno Electric & Engineering Co. Ltd.	10,979	37,261
	Texmaco Rail & Engineering Ltd.	50,683	29,851
	Thermax Ltd.	5,288	139,614
	Thirumalai Chemicals Ltd.	15,759	35,873
*	Thomas Cook India Ltd.	26,493	24,250
	Tide Water Oil Co. India Ltd.	415	5,100
	Time Technoplast Ltd.	25,514	31,629
	Tinplate Co. of India Ltd.	7,848	28,936
*	Titagarh Wagons Ltd.	11,859	22,866
	Transport Corp. of India Ltd.	4,427	38,320
	Trident Ltd.	147,551	62,882
	Triveni Engineering & Industries Ltd.	11,666	35,623
	Triveni Turbine Ltd.	8,371	28,316
	TV Today Network Ltd.	2,698	9,060
*	TV18 Broadcast Ltd.	68,802	29,100
	TVS Srichakra Ltd.	777	23,211
	Uflex Ltd.	6,902	58,383
*	Ugro Capital Ltd.	11,318	24,397
*	Ujjivan Financial Services Ltd.	20,093	59,624
*Ω	Ujjivan Small Finance Bank Ltd.	66,292	20,186
	Unichem Laboratories Ltd.	5,045	25,014
	Union Bank of India Ltd.	147,391	95,859
	UPL Ltd.	78,979	698,955
	Usha Martin Ltd.	30,875	52,897
	UTI Asset Management Co. Ltd.	5,153	43,680
*	VA Tech Wabag Ltd.	5,913	18,901
	Vaibhav Global Ltd.	6,445	27,549
	Vakrangee Ltd.	84,583	32,238
	Vardhman Textiles Ltd.	16,925	68,886
*Ω	Varroc Engineering Ltd.	5,366	20,226
	Venky’s India Ltd.	752	17,672
	Vesuvius India Ltd.	1,292	23,536
	Vindhya Telelinks Ltd.	1,897	30,592
	Visaka Industries Ltd.	1,904	12,442
*	Vodafone Idea Ltd.	1,094,486	113,912
	Voltamp Transformers Ltd.	496	16,337

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	VRL Logistics Ltd.	2,989	$21,941
	VST Industries Ltd.	716	30,361
	VST Tillers Tractors Ltd.	516	13,997
	Welspun Corp. Ltd.	18,515	49,806
	Welspun Enterprises Ltd.	15,023	23,257
	Welspun India Ltd.	46,191	43,644
	West Coast Paper Mills Ltd.	7,697	56,914
	Wheels India Ltd.	921	7,011
*	Wockhardt Ltd.	8,985	25,270
*	Wonderla Holidays Ltd.	2,231	9,289
*	Yes Bank Ltd.	110,140	20,709
	Zee Entertainment Enterprises Ltd.	155,262	493,052
*	Zee Media Corp. Ltd.	60,172	11,421
	Zensar Technologies Ltd.	12,992	34,887
	Zydus Lifesciences Ltd.	38,491	201,502
	Zydus Wellness Ltd.	2,934	62,424

TOTAL INDIA			39,150,310

INDONESIA — (2.5%)
	ABM Investama Tbk PT	99,000	24,999
	Ace Hardware Indonesia Tbk PT	1,061,800	38,435
	Adaro Energy Indonesia Tbk PT	729,700	186,160
*	Adhi Karya Persero Tbk PT	366,900	13,069
	AKR Corporindo Tbk PT	1,105,100	110,628
*	Alam Sutera Realty Tbk PT	2,601,900	29,020
	Aneka Gas Industri Tbk PT	69,200	9,095
	Aneka Tambang Tbk PT	1,254,400	148,481
	Astra Agro Lestari Tbk PT	90,200	49,162
*	Bank Bukopin Tbk PT	5,582,200	48,483
*	Bank China Construction Bank Indonesia Tbk PT	2,218,500	12,784
*	Bank Mayapada International Tbk PT	1,453,400	63,770
	Bank Maybank Indonesia Tbk PT	2,806,500	45,730
*	Bank MNC Internasional Tbk PT	3,182,200	22,024
*	Bank Nationalnobu Tbk PT	197,700	7,071
	Bank OCBC Nisp Tbk PT	547,400	26,351
	Bank Pan Indonesia Tbk PT	509,200	78,447
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	533,749	47,050
	Bank Pembangunan Daerah Jawa Timur Tbk PT	719,200	32,506
	Bank Syariah Indonesia Tbk PT	1,688,900	151,599
	Bank Tabungan Negara Persero Tbk PT	730,400	72,437
	BFI Finance Indonesia Tbk PT	971,700	68,964
	BISI International Tbk PT	273,900	25,965
*	Buana Lintas Lautan Tbk PT	988,600	9,759
	Bukit Asam Tbk PT	564,200	141,299
*	Bumi Serpong Damai Tbk PT	1,370,300	81,717
	Catur Sentosa Adiprana Tbk PT	229,400	11,981
	Ciputra Development Tbk PT	1,788,800	107,784
*	City Retail Developments Tbk PT	893,400	8,017
*	Delta Dunia Makmur Tbk PT	1,421,800	35,681
	Dharma Satya Nusantara Tbk PT	248,300	8,840
	Elnusa Tbk PT	809,300	19,497
	Erajaya Swasembada Tbk PT	1,317,000	36,358
*	Global Mediacom Tbk PT	1,377,100	26,465
	Gudang Garam Tbk PT	87,300	134,914
	Hexindo Adiperkasa Tbk PT	31,300	11,745
	Indah Kiat Pulp & Paper Tbk PT	448,900	276,234
	Indika Energy Tbk PT	390,600	81,428
	Indo Tambangraya Megah Tbk PT	58,000	167,078
	Indocement Tunggal Prakarsa Tbk PT	195,800	116,471

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Indofood Sukses Makmur Tbk PT	772,900	$319,798
	Indomobil Sukses Internasional Tbk PT	184,300	10,763
	Integra Indocabinet Tbk PT	191,700	5,311
	Jaccs Mitra Pinasthika Mustika Tbk PT	162,600	10,678
	Japfa Comfeed Indonesia Tbk PT	759,300	67,466
*	Kawasan Industri Jababeka Tbk PT	1,823,500	17,538
*	Krakatau Steel Persero Tbk PT	1,221,300	29,417
*	Lippo Karawaci Tbk PT	8,601,860	55,146
*	Map Aktif Adiperkasa PT	56,000	11,492
	Medco Energi Internasional Tbk PT	1,673,840	124,158
	Media Nusantara Citra Tbk PT	1,341,600	70,603
*	Mitra Adiperkasa Tbk PT	351,200	27,159
*	MNC Kapital Indonesia Tbk PT	4,401,300	29,370
*	MNC Land Tbk PT	8,068,300	42,923
*	MNC Vision Networks Tbk PT	1,825,100	9,679
*	Mulia Industrindo Tbk PT	331,500	12,114
	Pabrik Kertas Tjiwi Kimia Tbk PT	245,200	122,831
	Pakuwon Jati Tbk PT	2,387,600	67,083
	Panin Financial Tbk PT	1,596,000	65,005
*	Paninvest Tbk PT	273,700	32,846
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	585,500	42,409
*	PP Persero Tbk PT	551,300	31,111
	Prodia Widyahusada Tbk PT	49,600	16,863
	Puradelta Lestari Tbk PT	1,577,400	18,398
	Ramayana Lestari Sentosa Tbk PT	191,200	7,052
	Resource Alam Indonesia Tbk PT	701,000	28,481
*††	Rimo International Lestari Tbk PT	3,228,000	1,940
	Salim Ivomas Pratama Tbk PT	780,700	21,241
	Sampoerna Agro Tbk PT	77,700	10,766
	Samudera Indonesia Tbk PT	317,800	48,270
*	Sarana Meditama Metropolitan Tbk PT	346,400	6,437
	Sawit Sumbermas Sarana Tbk PT	796,700	70,980
*	Semen Baturaja Persero Tbk PT	296,900	8,147
	Semen Indonesia Persero Tbk PT	446,800	227,917
	Siloam International Hospitals Tbk PT	357,600	25,125
*††	Sri Rejeki Isman Tbk PT	1,753,600	3,078
	Summarecon Agung Tbk PT	2,022,600	76,764
*	Surya Semesta Internusa Tbk PT	883,000	18,352
	Tempo Scan Pacific Tbk PT	82,400	7,189
	Timah Tbk PT	493,000	42,875
*††	Trada Alam Minera Tbk PT	2,672,100	1,606
	Trias Sentosa Tbk PT	209,300	9,984
*	Trimegah Sekuritas IndonesiaTbk PT	610,300	11,734
	Triputra Agro Persada PT	627,200	27,981
	Tunas Baru Lampung Tbk PT	469,000	21,047
*	Vale Indonesia Tbk PT	394,200	164,653
*	Wijaya Karya Persero Tbk PT	568,600	33,204
	XL Axiata Tbk PT	542,400	87,677

TOTAL INDONESIA			4,790,159

MALAYSIA — (1.8%)
	Aeon Co. M Bhd	96,000	28,029
	AEON Credit Service M Bhd	11,700	32,135
	AFFIN Bank Bhd	51,126	24,251
	Ajinomoto Malaysia Bhd	4,200	10,021
	Alliance Bank Malaysia Bhd	147,400	115,319
	Allianz Malaysia Bhd	10,500	29,542
	AMMB Holdings Bhd	259,700	224,716
	Batu Kawan Bhd	16,200	71,840

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#*	Berjaya Corp. Bhd	465,608	$23,113
#	BIMB Holdings Bhd	119,700	64,190
#*	Boustead Holdings Bhd	159,700	19,466
	Boustead Plantations Bhd	115,000	16,900
*	Bumi Armada Bhd	375,700	31,028
	Cahya Mata Sarawak Bhd	118,100	20,976
	Chin Teck Plantations Bhd	5,500	9,878
	Dialog Group Bhd	406,700	177,239
	DRB-Hicom Bhd	151,400	42,938
	Duopharma Biotech Bhd	116,400	33,993
	Eco World Development Group Bhd	136,900	17,524
#*	Ekovest Bhd	254,400	16,969
	FAR East Holdings Bhd	1,400	1,113
	FGV Holdings Bhd	42,200	11,783
	Formosa Prosonic Industries Bhd	21,800	14,550
	Gamuda Bhd	269,386	219,184
	Genting Plantations Bhd	43,700	56,570
	Guan Chong Bhd	51,600	22,961
	Hai-O Enterprise Bhd	24,300	7,356
	Hap Seng Plantations Holdings Bhd	27,100	11,576
#	Hartalega Holdings Bhd	248,200	113,312
#	Hiap Teck Venture Bhd	218,100	10,623
	Hibiscus Petroleum Bhd	153,400	31,475
	Hong Leong Industries Bhd	10,000	19,688
	IGB Bhd	40,749	19,936
	IJM Corp. Bhd	428,300	147,563
	Insas Bhd	89,000	14,490
	IOI Properties Group Bhd	224,800	48,994
#*	JAKS Resources Bhd	260,520	13,777
	Keck Seng Malaysia Bhd	19,600	14,292
	Kenanga Investment Bank Bhd	89,400	16,558
#	Kim Loong Resources Bhd	29,200	10,404
#*	KNM Group Bhd	566,400	10,187
	Kossan Rubber Industries Bhd	244,200	64,664
	KPJ Healthcare Bhd	238,800	41,445
	Kretam Holdings Bhd	133,900	16,259
*	Leong Hup International Bhd	128,600	12,378
Ω	Lotte Chemical Titan Holding Bhd	84,977	23,566
	LPI Capital Bhd	7,000	18,361
	Magni-Tech Industries Bhd	19,900	7,151
	Magnum Bhd	14	5
#	Mah Sing Group Bhd	277,700	30,025
#	Malayan Flour Mills Bhd	227,800	26,280
#	Malaysia Building Society Bhd	368,973	46,031
	Malaysia Smelting Corp. Bhd	17,900	5,304
	Malaysian Resources Corp. Bhd	291,800	18,538
	Matrix Concepts Holdings Bhd	98,550	29,552
#	MBM Resources Bhd	38,200	26,852
	Mega First Corp. Bhd	74,000	51,356
	Mi Technovation Bhd	70,500	17,499
	MKH Bhd	39,000	9,577
#	MNRB Holdings Bhd	50,800	9,236
	MPHB Capital Bhd	55,400	11,109
	Oriental Holdings Bhd	46,900	66,043
#	OSK Holdings Bhd	194,800	36,672
	Padini Holdings Bhd	48,300	34,566
	Panasonic Manufacturing Malaysia Bhd	2,000	9,757
#	Petron Malaysia Refining & Marketing Bhd	16,400	15,924
	RCE Capital Bhd	49,100	16,402

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Sarawak Oil Palms Bhd	41,700	$22,676
	Scientex Bhd	87,100	60,062
*	Shangri-La Hotels Malaysia Bhd	15,300	11,119
	Sime Darby Property Bhd	257,300	24,745
	SP Setia Bhd Group	226,999	22,997
	Sunway Bhd	277,623	93,968
	Supermax Corp. Bhd	185,586	37,890
#	Syarikat Takaful Malaysia Keluarga Bhd	53,565	37,403
	Ta Ann Holdings Bhd	59,700	49,884
	Taliworks Corp. Bhd	54,700	10,459
#	Thong Guan Industries Bhd	28,400	16,291
	TIME dotCom Bhd	24,300	23,394
#	Top Glove Corp. Bhd	883,400	148,690
#*	Tropicana Corp. Bhd	104,013	29,019
#	TSH Resources Bhd	116,400	26,089
#	UMW Holdings Bhd	40,500	28,773
	Unisem M Bhd	85,800	48,266
	United Malacca Bhd	28,200	32,092
	United Plantations Bhd	10,300	31,049
	UOA Development Bhd	24,400	8,057
#	VS Industry Bhd	394,900	70,651
#	WCT Holdings Bhd	129,750	10,017
	Yinson Holdings Bhd	208,319	93,428
*	YNH Property Bhd	32,000	27,715
	YTL Corp. Bhd	577,426	69,002

TOTAL MALAYSIA			3,504,747

MEXICO — (2.2%)
#*	ALEATICA SAB de CV	34,887	57,499
	Alpek SAB de CV	60,630	85,071
Ω	Banco del Bajio SA	108,947	306,721
*	Cemex SAB de CV	549,733	214,200
*	Cemex SAB de CV, Sponsored ADR	68,672	265,074
	Cia Minera Autlan SAB de CV, Class B	66,644	53,818
	Consorcio ARA SAB de CV	98,355	15,637
	Corp. Actinver SAB de CV	24,616	15,406
	Corporativo Fragua SAB de CV	6,901	109,020
	Cydsa SAB de CV	50,192	32,933
	El Puerto de Liverpool SAB de CV, Class C1	25,622	130,910
	GCC SAB de CV	22,677	141,478
	Genomma Lab Internacional SAB de CV, Class B	93,969	72,328
	Gentera SAB de CV	144,860	148,567
	Grupo Carso SAB de CV	27,340	110,254
	Grupo Comercial Chedraui SA de CV	52,854	213,651
*	Grupo Financiero Inbursa SAB de CV, Class O	190,222	349,760
	Grupo Herdez SAB de CV	6,700	13,435
*	Grupo Hotelero Santa Fe SAB de CV	50,240	10,194
	Grupo Industrial Saltillo SAB de CV	47,197	73,584
	Grupo KUO SAB de CV, Class B	21,555	45,149
*	Grupo Sanborns SAB de CV	36,346	44,944
	Grupo Televisa SAB	353,165	374,323
#*Ω	Grupo Traxion SAB de CV	26,259	30,735
*	Hoteles City Express SAB de CV	35,899	9,875
	Industrias Bachoco SAB de CV, Class B	20,258	82,737
*	Industrias CH SAB de CV, Class B	11,679	129,080
#	Industrias Penoles SAB de CV	16,141	180,864
	La Comer SAB de CV	46,949	86,254
	Medica Sur SAB de CV, Class B	20,670	40,061
	Megacable Holdings SAB de CV	68,981	143,686

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Minera Frisco SAB de CV, Class A1	59,444	$7,141
*Ω	Nemak SAB de CV	208,107	56,299
	Operadora de Sites Mexicanos SA de CV, Class A	12,203	13,433
	Orbia Advance Corp. SAB de CV	101,244	170,316
#*	Organizacion Cultiba SAB de CV	46,456	25,557
	Organizacion Soriana SAB de CV, Class B	37,912	57,883
	Promotora y Operadora de Infraestructura SAB de CV	16,613	124,968
	Promotora y Operadora de Infraestructura SAB de CV, Class L	2,980	13,852
	Qualitas Controladora SAB de CV	11,600	45,521
*	Unifin Financiera SAB de CV	38,215	3,163
*	Vista Energy SAB de CV, ADR	9,340	123,568
*	Vitro SAB de CV, Class A	24,646	22,080

TOTAL MEXICO			4,251,029

PHILIPPINES — (0.7%)
	8990 Holdings, Inc.	135,600	22,482
	AllHome Corp.	85,000	4,058
	Alliance Global Group, Inc.	469,000	73,159
	Asia United Bank Corp.	8,110	5,812
*	Atlas Consolidated Mining & Development Corp.	171,900	9,707
*	AyalaLand Logistics Holdings Corp.	155,000	8,634
*	Belle Corp.	525,000	10,347
	China Banking Corp.	123,600	55,381
	Cosco Capital, Inc.	281,900	19,204
	DMCI Holdings, Inc.	395,300	65,162
	DoubleDragon Corp.	73,400	7,130
	Filinvest Development Corp.	121,800	13,423
	Filinvest Land, Inc.	1,703,000	22,927
	First Philippine Holdings Corp.	31,550	33,307
	Ginebra San Miguel, Inc.	5,380	9,973
	GT Capital Holdings, Inc.	11,039	78,929
*	Holcim Philippines, Inc.	71,600	4,802
*	Integrated Micro-Electronics, Inc.	72,600	6,306
	LT Group, Inc.	216,100	30,209
	Megaworld Corp.	1,421,700	51,290
	Metropolitan Bank & Trust Co.	212,100	190,419
	Nickel Asia Corp.	252,300	21,132
*	Petron Corp.	459,700	19,813
*	Philcomsat Holdings Corp.	9,064	50
	Philex Mining Corp.	326,000	13,004
*	Philippine National Bank.	50,900	16,890
	Pilipinas Shell Petroleum Corp.	32,000	9,527
	Puregold Price Club, Inc.	152,000	78,867
	RFM Corp.	109,000	7,139
	Rizal Commercial Banking Corp.	113,800	44,617
	Robinsons Land Corp.	268,700	69,136
	Robinsons Retail Holdings, Inc.	39,190	36,366
	San Miguel Corp.	57,210	95,088
	Security Bank Corp.	90,220	135,090
*	Top Frontier Investment Holdings, Inc.	3,090	5,570
	Union Bank of the Philippines	66,514	88,655
	Vista Land & Lifescapes, Inc.	717,200	21,399

TOTAL PHILIPPINES			1,385,004

POLAND — (0.6%)
	AB SA	2,333	20,035
#*	Agora SA	8,438	8,828
*	Alior Bank SA	18,231	112,084

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Apator SA	2,181	$6,310
	Asseco Poland SA	8,572	123,333
	Bank Handlowy w Warszawie SA	4,891	63,303
*	Bank Ochrony Srodowiska SA	9,478	15,235
*	BNPP Bank Polska SA	1,220	12,809
	Boryszew SA	19,241	17,884
*	Ciech SA	4,740	33,212
	Cognor Holding SA	35,478	27,400
	ComArch SA	717	21,021
	Cyfrowy Polsat SA	9,432	35,314
	Develia SA	39,555	16,417
	Dom Development SA	600	10,604
#	Echo Investment SA	23,480	14,801
*	Enea SA	37,216	40,620
	Fabryki Mebli Forte SA	1,537	5,986
*	Grupa Azoty SA	7,205	49,364
	Inter Cars SA	721	54,325
*	Jastrzebska Spolka Weglowa SA	5,862	50,839
	KRUK SA	367	21,371
	Lubelski Wegiel Bogdanka SA	3,931	27,505
*	mBank SA	1,618	90,574
	MCI Capital SA	1,649	5,418
#	NEWAG SA	2,123	6,038
*	PKP Cargo SA	7,482	19,082
	Polski Koncern Naftowy Orlen SA	13,221	151,816
	Stalexport Autostrady SA	16,406	8,806
*	Tauron Polska Energia SA	202,440	82,137
	VRG SA	42,918	30,717
*	Zespol Elektrowni Patnow Adamow Konin SA	3,351	19,189

TOTAL POLAND			1,202,377

QATAR — (1.1%)
	Aamal Co.	288,708	89,176
	Ahli Bank QSC	30,504	33,496
	Al Khaleej Takaful Group QSC	22,072	16,025
*	Alijarah Holding Co. QPSC	104,338	25,877
	Baladna	111,628	50,724
	Barwa Real Estate Co.	327,253	305,365
	Commercial Bank PSQC	164,028	283,527
	Doha Bank QPSC	286,074	173,233
	Doha Insurance Co. QSC	40,320	22,765
*	Gulf International Services QSC	133,023	66,401
	Gulf Warehousing Co.	37,401	43,877
*	Lesha Bank LLC	127,154	42,774
	Mannai Corp. QSC	21,498	44,843
	Masraf Al Rayan QSC	63,226	66,617
	Medicare Group	5,739	10,971
	Ooredoo QPSC	38,892	104,269
	Qatar Aluminum Manufacturing Co.	100,813	44,854
	Qatar Fuel QSC	1,109	5,810
	Qatar Industrial Manufacturing Co. QSC	41,774	40,495
	Qatar Insurance Co. SAQ	222,946	132,165
	Qatar National Cement Co. QSC	50,223	62,823
	Qatar Navigation QSC	88,785	250,035
*	Salam International Investment Ltd. QSC	139,423	29,684
	United Development Co. QSC	355,663	139,900
	Vodafone Qatar QSC	235,701	108,356

TOTAL QATAR			2,194,062

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
RUSSIA — (0.0%)
*††	Etalon Group PLC, GDR	24,314	$0
*	Global Ports Investments PLC, GDR	4,588	0
*††	Lenta International Co. PJSC, GDR	4,734	0
*††	Magnitogorsk Iron & Steel Works PJSC,GDR	16,505	0
*††	Ros Agro PLC, GDR	3,925	0
*††	RusHydro PJSC, ADR	93,802	0
*††	Tatneft PJSC, Sponsored ADR	14,399	0
*††	VK Co. Ltd., GDR	6,323	0
*††	VTB Bank PJSC, GDR	138,363	0

SAUDI ARABIA — (4.5%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	3,328	16,035
	Al Babtain Power & Telecommunication Co.	6,950	41,632
*	Al Etihad Cooperative Insurance Co.	3,097	11,161
*	Al Gassim Investment Holding Co.	6,444	38,093
*	Al Hassan Ghazi Ibrahim Shaker Co.	5,595	33,413
	Al Jouf Agricultural Development Co.	3,816	43,802
*	Al Jouf Cement Co.	8,531	26,280
*	Al Khaleej Training & Education Co.	6,476	27,247
*	Al Rajhi Co. for Co-operative Insurance	3,194	87,017
	Al Yamamah Steel Industries Co.	3,887	30,889
*	AlAbdullatif Industrial Investment Co.	7,870	37,178
*	AlJazira Takaful Ta’awuni Co.	4,676	19,052
*	Allianz Saudi Fransi Cooperative Insurance Co.	4,860	17,557
	Arab National Bank	107,826	925,879
	Arabian Cement Co.	9,734	97,334
*	Arabian Shield Cooperative Insurance Co.	3,401	15,922
	Arriyadh Development Co.	15,108	81,579
*	Bank AlBilad	2,580	34,841
	Bank Al-Jazira	85,886	534,358
*	Basic Chemical Industries Ltd.	2,738	26,626
	Bawan Co.	5,159	51,524
*	Buruj Cooperative Insurance Co.	1,997	8,580
*	Chubb Arabia Cooperative Insurance Co.	2,171	9,527
	City Cement Co.	12,129	65,550
*	Dar Al Arkan Real Estate Development Co.	114,864	410,961
*	Dur Hospitality Co.	9,571	54,238
	Eastern Province Cement Co.	7,214	84,937
	Electrical Industries Co.	3,489	24,939
*	Emaar Economic City	82,232	209,970
	Etihad Etisalat Co.	69,362	675,279
	Fitaihi Holding Group	3,112	32,120
*	Gulf General Cooperative Insurance Co.	10,344	23,008
	Gulf Insurance Group	3,021	20,872
	Hail Cement Co.	11,665	39,530
*	Jazan Energy & Development Co.	6,599	23,919
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	16,398	42,217
*	Methanol Chemicals Co.	5,127	41,988
*	Middle East Healthcare Co.	5,177	44,527
*	Mobile Telecommunications Co. Saudi Arabia	97,397	336,399
	Najran Cement Co.	16,879	57,026
*	National Agriculture Development Co.	7,525	52,219
	National Co. for Glass Industries	3,510	36,062
	National Gypsum	5,302	37,283
*	National Industrialization Co.	68,978	245,233
	National Medical Care Co.	3,290	61,245
	Northern Region Cement Co.	18,964	59,150
	Sahara International Petrochemical Co.	54,473	586,449
	Saudi Ceramic Co.	7,197	79,286
	Saudi Chemical Co. Holding	10,570	82,549

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Co. For Hardware CJSC	2,472	$22,148
	Saudi Industrial Investment Group	46,265	276,402
	Saudi Industrial Services Co.	7,743	45,933
	Saudi Investment Bank	98,381	474,588
*	Saudi Kayan Petrochemical Co.	156,893	549,596
*	Saudi Marketing Co.	3,087	17,844
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	13,300	93,737
*	Saudi Printing & Packaging Co.	5,795	26,961
*	Saudi Public Transport Co.	11,641	52,373
*	Saudi Reinsurance Co.	8,310	29,420
	Savola Group	29,534	230,098
*	Seera Group Holding	33,818	171,649
*	Sinad Holding Co.	15,831	53,470
	Tabuk Cement Co.	8,849	41,129
*	Takween Advanced Industries Co.	8,110	22,941
	Umm Al-Qura Cement Co.	3,517	17,378
	United International Transportation Co.	6,496	79,060
*	Walaa Cooperative Insurance Co.	5,069	18,341
*	Yamama Cement Co.	20,244	158,264
	Yanbu Cement Co.	12,604	139,807
	Yanbu National Petrochemical Co.	41,887	498,033
*	Zamil Industrial Investment Co.	8,237	39,192

TOTAL SAUDI ARABIA			8,700,846

SOUTH AFRICA — (3.7%)
	Absa Group Ltd.	13,766	149,488
	Adcock Ingram Holdings Ltd.	9,797	25,462
	Advtech Ltd.	106,246	103,027
	AECI Ltd.	18,205	91,583
	African Rainbow Minerals Ltd.	17,694	249,169
	Alexander Forbes Group Holdings Ltd.	66,979	18,074
	Altron Ltd., Class A	27,408	13,083
	Alviva Holdings Ltd.	7,770	9,723
	AngloGold Ashanti Ltd., Sponsored ADR	7,599	99,167
	Aspen Pharmacare Holdings Ltd.	60,599	498,483
	Astral Foods Ltd.	6,962	66,847
	Barloworld Ltd.	33,706	188,626
	Bidvest Group Ltd.	23,947	276,687
*	Blue Label Telecoms Ltd.	57,880	16,259
*	Brait PLC	54,087	12,830
	Caxton & CTP Publishers & Printers Ltd.	18,917	9,778
	DataTec Ltd.	47,283	106,322
*	Discovery Ltd.	59,180	387,086
	DRDGOLD Ltd.	18,878	9,744
	Exxaro Resources Ltd.	38,418	428,100
	Foschini Group Ltd.	43,817	273,953
	Grindrod Ltd.	61,737	34,836
	Grindrod Shipping Holdings Ltd.	1,495	38,561
	Harmony Gold Mining Co. Ltd.	43,711	121,060
	Harmony Gold Mining Co. Ltd., Sponsored ADR	47,253	132,308
	Hudaco Industries Ltd.	3,955	29,460
	Investec Ltd.	39,994	196,637
	Invicta Holdings Ltd.	10,262	14,833
	KAP Industrial Holdings Ltd.	348,720	87,695
	Lewis Group Ltd.	10,591	27,764
	Life Healthcare Group Holdings Ltd.	216,977	233,164
	Merafe Resources Ltd.	159,565	10,779
	Metair Investments Ltd.	31,298	47,176
	MiX Telematics Ltd., Sponsored ADR	15	120

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Momentum Metropolitan Holdings	191,696	$179,061
	Motus Holdings Ltd.	19,271	121,670
	Mpact Ltd.	21,681	33,032
*	Murray & Roberts Holdings Ltd.	38,611	9,989
	Nedbank Group Ltd.	62,252	736,989
	Oceana Group Ltd.	17,392	52,456
	Old Mutual Ltd.	739,431	419,724
	Omnia Holdings Ltd.	28,516	111,880
Ω	Pepkor Holdings Ltd.	269,527	333,106
*	PPC Ltd.	148,293	17,999
	Raubex Group Ltd.	23,054	35,976
	RCL Foods Ltd.	30,615	18,282
	Reunert Ltd.	30,131	75,724
	RFG Holdings Ltd.	6,432	3,675
	Royal Bafokeng Platinum Ltd.	23,644	190,178
*	Sappi Ltd.	96,987	298,798
*	Southern Sun Ltd.	109,934	25,765
	Super Group Ltd.	56,942	80,598
*	Telkom SA SOC Ltd.	54,440	108,122
	Tiger Brands Ltd.	13,456	136,151
*	Wilson Bayly Holmes-Ovcon Ltd.	11,192	58,790

TOTAL SOUTH AFRICA			7,055,849

SOUTH KOREA — (11.3%)
	ABco Electronics Co. Ltd.	3,431	25,327
	ADTechnology Co. Ltd.	1,775	20,567
	Advanced Process Systems Corp.	1,107	13,369
	Aekyung Industrial Co. Ltd.	897	6,916
*	AeroSpace Technology of Korea, Inc.	2,347	6,928
*	Agabang&Company	4,166	9,149
*	ALUKO Co. Ltd.	8,599	15,151
	Amorepacific Group	4,306	74,555
*	Anam Electronics Co. Ltd.	8,891	11,518
*	Ananti, Inc.	15,837	58,667
	APLUS Asset Advisor Co., Ltd.	2,188	8,407
*	Aprogen pharmaceuticals, Inc.	36,842	14,328
	Asia Cement Co. Ltd.	2,690	17,469
	Asia Paper Manufacturing Co. Ltd.	1,081	27,748
	Atinum Investment Co. Ltd.	4,247	8,120
	Avaco Co. Ltd.	2,775	33,263
	Baiksan Co. Ltd.	1,472	8,877
	BGF Co. Ltd.	4,573	10,469
	BH Co. Ltd.	2,383	40,213
	Binggrae Co. Ltd.	1,100	28,792
	BNK Financial Group, Inc.	52,802	237,287
	Boditech Med, Inc.	1,363	9,849
	Boryung	6,455	47,516
	BYC Co. Ltd.	69	17,795
	Byucksan Corp.	8,914	12,142
*	ChinHung International, Inc.	19,986	17,218
*	Choil Aluminum Co. Ltd.	17,522	28,725
	Chongkundang Holdings Corp.	732	26,967
*	Chorokbaem Media Co. Ltd.	5,074	37,159
	Chosun Refractories Co. Ltd.	302	16,216
	CJ CheilJedang Corp.	955	277,276
	CJ Corp.	2,793	140,569
	CJ ENM Co. Ltd.	2,314	118,982
	CJ Freshway Corp.	1,674	37,487
*	CJ Logistics Corp.	1,424	87,697

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Cosmax, Inc.	1,250	$40,099
	Cuckoo Holdings Co. Ltd.	1,775	20,227
	Cuckoo Homesys Co. Ltd.	801	16,121
	D.I Corp.	3,646	11,230
	Dae Han Flour Mills Co. Ltd.	223	20,173
	Dae Won Kang Up Co. Ltd.	8,318	14,877
*	Dae Young Packaging Co. Ltd.	13,350	13,856
	Daedong Corp.	3,607	28,961
	Daeduck Co. Ltd.	4,415	18,671
	Daeduck Electronics Co. Ltd.	2,361	40,630
	Daehan New Pharm Co. Ltd.	1,199	7,258
	Daehan Steel Co. Ltd.	2,741	23,522
*	Dae-Il Corp.	2,910	8,152
	Daesang Corp.	3,678	54,035
	Daesang Holdings Co. Ltd.	4,994	24,793
	Daesung Holdings Co. Ltd.	698	48,355
*	Daesung Industrial Co. Ltd.	4,256	12,208
	Daewon Pharmaceutical Co. Ltd.	1,883	22,238
*	Daewoo Engineering & Construction Co. Ltd.	39,016	114,899
	Daewoong Co. Ltd.	2,598	37,593
	Daihan Pharmaceutical Co. Ltd.	686	13,428
	Daishin Securities Co. Ltd.	5,660	55,379
*	Danawa Co. Ltd.	729	8,738
	Daol Investment & Securities Co. Ltd.	10,955	23,765
	Daou Data Corp.	2,532	27,596
	Daou Technology, Inc.	4,209	53,415
*	Dasan Networks, Inc.	4,714	13,315
	DB Financial Investment Co. Ltd.	6,337	17,885
	DB HiTek Co. Ltd.	6,466	200,149
	DB Insurance Co. Ltd.	8,646	341,222
*	DB, Inc.	20,637	10,908
	Deutsch Motors, Inc.	4,732	20,730
	DGB Financial Group, Inc.	32,532	154,911
	DI Dong Il Corp.	2,931	29,525
	Digital Daesung Co. Ltd.	3,570	16,000
	DL Construction Co. Ltd.	2,109	19,446
	DL E&C Co. Ltd.	4,648	112,142
	DL Holdings Co. Ltd.	1,853	79,851
	DMS Co. Ltd.	4,659	15,323
	DNF Co. Ltd.	1,629	15,034
	Dohwa Engineering Co. Ltd.	2,350	14,755
	Dong-A Socio Holdings Co. Ltd.	566	40,473
*	Dongbang Transport Logistics Co. Ltd.	3,812	5,734
	Dongil Industries Co. Ltd.	111	13,912
	DongKook Pharmaceutical Co. Ltd.	2,364	26,022
	Dongkuk Industries Co. Ltd.	7,902	26,035
	Dongkuk Steel Mill Co. Ltd.	12,782	102,419
	Dongkuk Structures & Construction Co. Ltd.	3,950	14,412
	Dongsung Chemical Co. Ltd.	4,993	15,465
	Dongwha Pharm Co. Ltd.	3,593	22,742
	Dongwon Development Co. Ltd.	7,989	19,940
	Dongwon F&B Co. Ltd.	317	28,693
	Dongwon Industries Co. Ltd.	277	44,701
*	Dongyang Steel Pipe Co. Ltd.	14,296	10,165
	Doosan Bobcat, Inc.	7,797	182,987
	Doosan Co. Ltd.	1,003	54,341
	Doosan Tesna, Inc.	1,946	36,365
	DoubleUGames Co. Ltd.	1,561	52,462
	Dreamtech Co. Ltd.	1,430	9,604

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Duksan Techopia Co. Ltd.	1,046	$12,773
	DY Corp.	2,421	9,219
*	E& Corp. Co. Ltd.	4,736	8,702
	Easy Holdings Co. Ltd.	5,762	11,615
	Ecopro Co. Ltd.	1,254	124,487
*	Ehwa Technologies Information Co. Ltd.	46,593	22,901
	Elentec Co. Ltd.	3,055	25,968
	E-MART, Inc.	3,883	230,195
*	EMKOREA Co. Ltd.	4,152	8,207
	EM-Tech Co. Ltd.	1,496	28,653
	ENF Technology Co. Ltd.	1,688	27,051
	Eugene Corp.	10,128	24,168
	Eugene Investment & Securities Co. Ltd.	15,368	24,716
	Eusu Holdings Co. Ltd.	1,669	8,081
	FarmStory Co. Ltd.	12,835	18,163
	Fila Holdings Corp.	6,248	143,096
	Fine Semitech Corp.	1,920	18,143
	Fursys, Inc.	403	7,749
	Gabia, Inc.	2,000	14,294
	Geumhwa PSC Co. Ltd.	840	16,468
	Global Standard Technology Co. Ltd.	1,033	14,306
	Golfzon Newdin Holdings Co. Ltd.	3,388	12,785
	Gradiant Corp.	2,087	19,968
	Green Chemical Co. Ltd.	1,681	11,603
	Green Cross Corp.	878	78,422
	Green Cross Holdings Corp.	3,664	44,531
	GS Engineering & Construction Corp.	11,894	180,726
*	GS Global Corp.	11,688	22,088
#	GS Holdings Corp.	8,724	281,397
	GS Retail Co. Ltd.	7,925	141,106
	Gwangju Shinsegae Co. Ltd.	850	18,784
	Haesung Industrial Co. Ltd.	2,850	20,583
	Han Kuk Carbon Co. Ltd.	4,578	35,585
	Hana Pharm Co. Ltd.	689	6,910
*	Hancom, Inc.	4,787	43,904
	Handok, Inc.	1,372	15,590
	Handsome Co. Ltd.	2,572	45,236
	Hanil Cement Co. Ltd.	2,476	19,596
	Hanil Holdings Co. Ltd.	1,453	10,291
	Hanjin Transportation Co. Ltd.	1,458	19,736
	Hankook Tire & Technology Co. Ltd.	12,120	310,445
	Hannong Chemicals, Inc.	1,268	12,058
	Hansae Co. Ltd.	2,823	29,157
	Hansol Holdings Co. Ltd.	5,410	11,992
*	Hansol IONES Co. Ltd.	1,931	8,931
	Hansol Paper Co. Ltd.	3,482	33,308
*	Hansol Technics Co. Ltd.	5,142	18,740
	Hanwha Aerospace Co. Ltd.	5,296	246,642
	Hanwha Corp.	7,084	126,047
*	Hanwha General Insurance Co. Ltd.	14,136	36,481
	Hanwha Investment & Securities Co. Ltd.	36,096	62,152
*	Hanwha Life Insurance Co. Ltd.	62,895	96,290
*	Hanwha Solutions Corp.	16,504	545,435
	Hanyang Eng Co. Ltd.	2,207	21,031
	Harim Co. Ltd.	12,261	23,116
	Harim Holdings Co. Ltd.	8,483	41,857
	HD Hyundai Co. Ltd.	7,834	334,428
	HDC Holdings Co. Ltd.	6,580	25,205
	HDC Hyundai Development Co. Engineering & Construction, Class E	6,663	46,700

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hecto Innovation Co. Ltd.	1,657	$15,224
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	5,843	12,462
	HL Holdings Corp.	1,256	27,742
	HL Mando Co. Ltd.	5,160	178,658
*	Home Center Holdings Co. Ltd.	9,904	7,531
	HS Industries Co. Ltd.	8,886	23,420
*	Humax Co. Ltd.	5,444	13,446
	Huons Co. Ltd.	738	16,176
	Huons Global Co. Ltd.	962	11,929
	Husteel Co. Ltd.	5,195	19,093
	Huvis Corp.	1,579	5,451
	Huvitz Co. Ltd.	1,517	11,739
	Hwa Shin Co. Ltd.	3,210	20,037
	Hy-Lok Corp.	1,868	27,038
*	Hyosung Chemical Corp.	206	14,631
	Hyosung Corp.	1,689	81,144
*	Hyosung Heavy Industries Corp.	1,256	50,497
	Hyosung TNC Corp.	404	74,025
	Hyundai BNG Steel Co. Ltd.	1,368	9,963
	Hyundai Construction Equipment Co. Ltd.	2,054	61,854
	Hyundai Corp.	1,819	20,658
	Hyundai Department Store Co. Ltd.	2,618	99,295
*	Hyundai Doosan Infracore Co. Ltd.	17,428	67,754
*	Hyundai Electric & Energy System Co. Ltd.	1,540	37,073
	Hyundai Elevator Co. Ltd.	5,244	92,657
*	Hyundai Energy Solutions Co. Ltd.	558	23,017
	Hyundai Engineering & Construction Co. Ltd.	12,659	309,479
	Hyundai Futurenet Co. Ltd.	10,757	19,906
	Hyundai Glovis Co. Ltd.	1,234	150,409
	Hyundai Greenfood Co. Ltd.	15,410	70,348
	Hyundai Home Shopping Network Corp.	575	18,064
	Hyundai Livart Furniture Co. Ltd.	1,826	10,780
	Hyundai Marine & Fire Insurance Co. Ltd.	10,249	239,346
*	Hyundai Mipo Dockyard Co. Ltd.	3,727	239,858
	Hyundai Motor Securities Co. Ltd.	3,996	25,822
*	Hyundai Rotem Co. Ltd.	1,236	21,091
	Hyundai Steel Co.	16,286	320,473
	Hyundai Wia Corp.	3,089	132,145
	HyVision System, Inc.	3,097	33,058
	Iljin Holdings Co. Ltd.	6,068	17,072
	Ilshin Spinning Co. Ltd.	344	25,093
	Ilsung Pharmaceuticals Co. Ltd.	138	10,303
	Ilyang Pharmaceutical Co. Ltd.	1,789	22,300
*	iMarketKorea, Inc.	3,411	24,646
	InBody Co. Ltd.	1,577	22,694
	Industrial Bank of Korea	5,496	40,278
	Innocean Worldwide, Inc.	1,175	33,096
	InnoWireless Co. Ltd.	626	12,056
*	Insun ENT Co. Ltd.	3,640	22,881
	Intelligent Digital Integrated Security Co. Ltd.	596	8,989
*	Interflex Co. Ltd.	1,742	12,504
	INTOPS Co. Ltd.	2,924	57,036
	IS Dongseo Co. Ltd.	3,178	70,230
	i-SENS, Inc.	814	19,744
	ISU Chemical Co. Ltd.	2,173	38,315
*	ITEK, Inc.	1,854	10,221
*	Jahwa Electronics Co. Ltd.	2,599	33,918
	JB Financial Group Co. Ltd.	19,356	97,468
	JC Chemical Co. Ltd.	1,397	7,226

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Jeju Semiconductor Corp.	5,651	$15,123
	Jinsung T.E.C	2,075	15,693
*	Jokwang ILI Co. Ltd.	21,669	21,112
	Jusung Engineering Co. Ltd.	7,268	58,200
	JVM Co. Ltd.	835	10,212
	JW Life Science Corp.	762	6,284
*	Kangwon Land, Inc.	2,075	33,456
	KAON Media Co. Ltd.	3,470	14,312
	KC Co. Ltd.	2,037	22,123
	KC Tech Co. Ltd.	1,176	12,437
#	KCC Corp.	833	142,333
	KCC Glass Corp.	2,091	56,726
	KCTC	3,354	9,518
*	KEC Corp.	10,884	19,584
	KEPCO Plant Service & Engineering Co. Ltd.	3,208	71,742
	KG Chemical Corp.	2,027	32,676
	KG Dongbu Steel	1,268	6,903
	KG Eco Technology Service Co. Ltd.	2,653	17,689
	Kginicis Co. Ltd.	1,969	17,726
	KGMobilians Co. Ltd.	3,097	12,328
	KH Vatec Co. Ltd.	2,324	19,761
*	KidariStudio, Inc.	3,120	13,655
	KINX, Inc.	749	27,009
	KISCO Corp.	2,292	9,356
	KISWIRE Ltd.	1,557	19,587
	KIWOOM Securities Co. Ltd.	3,207	181,455
	Kolmar Korea Co. Ltd.	1,399	33,569
	Kolmar Korea Holdings Co. Ltd.	1,725	16,683
	Kolon Corp.	1,235	19,553
	Kolon Industries, Inc.	3,735	113,736
	Korea Alcohol Industrial Co. Ltd.	1,839	13,598
	Korea Asset In Trust Co. Ltd.	6,413	13,048
*	Korea Circuit Co. Ltd.	2,410	24,189
	Korea Electric Terminal Co. Ltd.	1,101	39,996
*	Korea Information & Communications Co. Ltd.	1,765	16,149
	Korea Investment Holdings Co. Ltd.	7,599	263,790
*	Korea Line Corp.	27,137	37,446
	Korea Petrochemical Ind Co. Ltd.	897	74,383
	Korea Real Estate Investment & Trust Co. Ltd.	35,976	34,434
	Korea United Pharm, Inc.	1,827	30,456
	Korea Zinc Co. Ltd.	103	46,191
	Korean Reinsurance Co.	16,673	85,966
*	Kortek Corp.	1,383	8,795
	KPX Chemical Co. Ltd.	249	8,343
	KSS LINE Ltd.	3,271	20,630
*	KT Alpha Co. Ltd.	1,749	6,413
	KT Skylife Co. Ltd.	3,494	20,055
	Kukdo Chemical Co. Ltd.	532	16,143
	Kumho Petrochemical Co. Ltd.	3,055	280,065
*	Kumho Tire Co., Inc.	19,446	42,038
	KUMHOE&C Co. Ltd.	2,973	12,612
	Kumkang Kind Co. Ltd.	1,937	7,059
	Kwang Dong Pharmaceutical Co. Ltd.	6,444	26,710
	Kyeryong Construction Industrial Co. Ltd.	1,207	14,453
	Kyobo Securities Co. Ltd.	3,914	14,331
	Kyung Dong Navien Co. Ltd.	1,037	25,042
	Kyungbang Co. Ltd.	1,871	14,370
	Kyungdong Pharm Co. Ltd.	6,027	31,105
	Kyung-In Synthetic Corp.	5,504	18,377

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	LabGenomics Co. Ltd.	3,059	$15,449
	LB Semicon, Inc.	3,416	19,183
	LEADCORP, Inc.	2,739	14,536
	LF Corp.	3,721	38,730
	LG Display Co. Ltd.	19,969	178,209
	LG HelloVision Co. Ltd.	11,295	35,962
	LIG Nex1 Co. Ltd.	932	66,446
	Lock & Lock Co. Ltd.	5,158	22,060
	LOT Vacuum Co. Ltd.	3,140	22,321
	Lotte Chilsung Beverage Co. Ltd.	706	69,523
	Lotte Confectionery Co. Ltd.	520	47,426
	Lotte Corp.	5,910	135,062
*	Lotte Data Communication Co.	385	6,302
	LOTTE Fine Chemical Co. Ltd.	2,806	110,342
	LOTTE Himart Co. Ltd.	1,494	13,824
	Lotte Shopping Co. Ltd.	1,908	116,820
	LS Corp.	3,430	159,819
	LS Electric Co. Ltd.	3,075	118,514
*	LVMC Holdings	5,340	10,159
	LX Hausys Ltd.	1,101	24,838
*	LX Holdings Corp.	9,737	59,277
	LX International Corp.	4,931	140,451
	LX Semicon Co. Ltd.	974	56,511
	Macrogen, Inc.	1,322	18,858
	Maeil Dairies Co. Ltd.	624	20,604
	Mcnex Co. Ltd.	854	16,414
	Medy-Tox, Inc.	641	47,242
	Meerecompany, Inc.	588	8,628
	MegaStudy Co. Ltd.	1,207	9,312
	Meritz Financial Group, Inc.	6,359	96,650
	Meritz Fire & Marine Insurance Co. Ltd.	2,275	50,137
	Meritz Securities Co. Ltd.	50,372	130,618
*	Mgame Corp.	3,697	15,663
	MiCo Ltd.	8,937	58,183
	Mirae Asset Life Insurance Co. Ltd.	14,911	27,719
	Mirae Asset Securities Co. Ltd.	53,397	237,698
	Mirae Asset Venture Investment Co. Ltd.	3,943	11,851
	MK Electron Co. Ltd.	2,487	17,585
	MNTech Co. Ltd.	4,441	45,500
	Moorim P&P Co. Ltd.	6,828	21,678
*	MS Autotech Co. Ltd.	2,867	8,072
	Namhae Chemical Corp.	2,744	17,555
	Namyang Dairy Products Co. Ltd.	48	12,240
	Nasmedia Co. Ltd.	1,603	34,779
	NeoPharm Co. Ltd.	1,577	19,077
*	Neowiz	2,725	68,860
	NEOWIZ HOLDINGS Corp.	699	11,864
*	Nepes Ark Corp.	483	7,847
	New Power Plasma Co. Ltd.	3,767	8,940
	Nexen Corp.	3,941	11,061
	Nexen Tire Corp.	6,381	34,529
	NH Investment & Securities Co. Ltd.	27,356	172,005
*	NHN Corp.	3,046	48,982
	NICE Holdings Co. Ltd.	4,498	38,981
	Nice Information & Telecommunication, Inc.	1,071	19,897
	Nong Shim Holdings Co. Ltd.	465	19,995
	NongShim Co. Ltd.	597	126,458
	NOVAREX Co. Ltd.	566	4,719
	NPC	2,647	12,548

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	OCI Co. Ltd.	3,145	$224,632
#	Orion Corp.	3,156	224,587
	Orion Holdings Corp.	4,507	45,197
*††	Osung Advanced Materials Co. Ltd.	10,387	16,206
	Ottogi Corp.	226	70,004
	Paik Kwang Industrial Co. Ltd.	4,913	15,291
	Pan Ocean Co. Ltd.	53,039	159,717
	Pang Rim Co. Ltd.	3,053	15,091
*	Paradise Co. Ltd.	3,808	37,897
	Partron Co. Ltd.	8,571	49,263
*	PharmGen Science, Inc.	1,877	9,917
	Poongsan Corp.	3,373	61,724
	Poongsan Holdings Corp.	918	16,416
	Posco International Corp.	8,676	125,528
*	Power Logics Co. Ltd.	3,502	13,169
	Protec Co. Ltd.	413	6,321
	PSK, Inc.	3,246	34,640
	Pulmuone Co. Ltd.	2,609	18,748
*	RFTech Co. Ltd.	3,243	9,972
#	S-1 Corp.	1,860	81,405
	Sajo Industries Co. Ltd.	276	8,073
	Sajodaerim Corp.	1,147	19,088
	Sam Young Electronics Co. Ltd.	2,074	14,259
	Sam Yung Trading Co. Ltd.	2,591	23,556
	Samick THK Co. Ltd.	1,192	9,647
	Samji Electronics Co. Ltd.	1,682	9,595
	Samjin Pharmaceutical Co. Ltd.	1,495	26,427
	Samkee Corp.	8,420	25,124
	Sammok S-Form Co. Ltd.	2,023	23,734
	SAMPYO Cement Co. Ltd.	9,240	22,792
	Samsung Card Co. Ltd.	5,989	129,835
	Samsung Fire & Marine Insurance Co. Ltd.	161	22,580
*	Samsung Heavy Industries Co. Ltd.	57,266	206,737
	Samsung Publishing Co. Ltd.	1,259	21,930
	Samsung Securities Co. Ltd.	11,744	261,290
	SAMT Co. Ltd.	12,775	23,106
	Samyang Corp.	593	15,430
	Samyang Foods Co. Ltd.	255	19,839
	Samyang Holdings Corp.	724	31,422
	Samyang Packaging Corp.	1,563	17,433
	Sangsangin Co. Ltd.	7,820	35,503
*	SBW	39,024	10,293
	Seah Besteel Holdings Corp.	2,148	25,223
	SeAH Holdings Corp.	83	5,913
	SeAH Steel Corp.	218	21,218
	SeAH Steel Holdings Corp.	193	18,311
	Sebang Co. Ltd.	2,050	23,648
	Sebang Global Battery Co. Ltd.	1,376	37,570
	Seegene, Inc.	6,203	124,703
	Segyung Hitech Co. Ltd.	634	5,176
	Sejong Telecom, Inc.	28,135	13,258
	Seobu T&D	3,830	18,016
	Seohan Co. Ltd.	19,101	13,653
	Seohee Construction Co. Ltd.	38,458	30,727
	Seojin System Co. Ltd.	2,933	30,193
	Seoul Semiconductor Co. Ltd.	8,308	60,807
	Seoul Viosys Co. Ltd.	1,920	7,100
	SFA Engineering Corp.	2,968	79,353
	SGC Energy Co. Ltd.	2,407	53,015

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Shindaeyang Paper Co. Ltd.	369	$21,441
	Shinil Electronics Co. Ltd.	15,276	18,900
	Shinsegae Information & Communication Co. Ltd.	990	8,603
	Shinsegae International, Inc.	2,225	36,696
	Shinsegae, Inc.	1,469	218,726
*	Shinsung E&G Co. Ltd.	15,588	20,646
*	Shinsung Tongsang Co. Ltd.	4,813	7,960
	Shinwon Corp.	17,889	19,310
	Shinyoung Securities Co. Ltd.	785	30,458
	SIMPAC, Inc.	1,754	7,687
	Sindoh Co. Ltd.	830	18,755
	SK Chemicals Co. Ltd.	649	40,207
	SK D&D Co. Ltd.	2,069	29,897
	SK Discovery Co. Ltd.	2,070	43,106
	SK Gas Ltd.	546	43,658
	SK Networks Co. Ltd.	24,348	68,770
	SK Securities Co. Ltd.	69,495	31,956
	SL Corp.	3,275	70,475
*††	S-MAC Co. Ltd.	7,310	9,075
	SNT Holdings Co. Ltd.	951	9,537
	SNT Motiv Co. Ltd.	1,479	45,772
*	Solid, Inc.	14,983	44,418
	Songwon Industrial Co. Ltd.	2,633	31,799
	Soosan Heavy Industries Co. Ltd.	6,532	12,231
	Soulbrain Holdings Co. Ltd.	1,012	16,402
	SPG Co. Ltd.	3,032	35,209
	Spigen Korea Co. Ltd.	593	13,290
	Ssangyong C&E Co. Ltd.	11,111	44,276
	STIC Investments, Inc.	7,866	31,085
	Suheung Co. Ltd.	793	18,657
	Sun Kwang Co. Ltd.	393	30,807
	Sung Kwang Bend Co. Ltd.	2,934	28,567
*	Sungchang Enterprise Holdings Ltd.	12,418	16,199
	Sungshin Cement Co. Ltd.	4,536	30,278
	Sungwoo Hitech Co. Ltd.	8,732	31,670
	Sunjin Co. Ltd.	2,612	14,559
*	Suprema, Inc.	1,563	26,519
	Systems Technology, Inc.	1,835	17,597
	Tae Kyung Industrial Co. Ltd.	3,102	14,024
	Taekwang Industrial Co. Ltd.	57	28,112
	Taekyung BK Co. Ltd.	5,002	18,205
*††	Taewoong Co. Ltd.	957	6,732
	Taeyoung Engineering & Construction Co. Ltd.	4,504	13,263
*	Taihan Textile Co. Ltd.	263	9,401
	TCC Steel	3,493	22,676
	TechWing, Inc.	7,950	32,659
	Telechips, Inc.	1,102	9,602
	TES Co. Ltd.	2,427	27,017
	TK Corp.	3,405	39,098
	TKG Huchems Co. Ltd.	4,631	67,613
	Tongyang Life Insurance Co. Ltd.	5,937	21,313
	Tongyang, Inc.	53,338	37,069
	Tovis Co. Ltd.	1,651	10,065
	TS Corp.	6,440	11,478
	TSE Co. Ltd.	724	19,494
*	TY Holdings Co. Ltd.	4,623	34,195
	TYM Corp.	20,875	36,351
	Ubiquoss Holdings, Inc.	1,989	18,966
	Uju Electronics Co. Ltd.	1,365	15,385

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Unid Co. Ltd.	1,085	$58,651
	Union Semiconductor Equipment & Materials Co. Ltd.	4,041	17,346
	Uniquest Corp.	2,686	15,750
	Value Added Technology Co. Ltd.	1,095	23,131
*	Vidente Co. Ltd.	4,562	11,352
*	Webzen, Inc.	2,959	30,978
*	Wemade Play Co. Ltd.	975	12,043
	Whanin Pharmaceutical Co. Ltd.	1,750	21,122
	WiSoL Co. Ltd.	5,751	25,522
*	Wonik Holdings Co. Ltd.	8,665	20,219
	WONIK IPS Co. Ltd.	4,769	91,813
	Wonik Materials Co. Ltd.	1,147	23,804
	Woojin, Inc.	3,439	20,243
	Woongjin Thinkbig Co. Ltd.	3,471	5,544
*	Wooree Bio Co. Ltd.	2,856	6,802
	Woori Financial Group, Inc.	5,456	45,023
	Woori Investment Bank Co. Ltd.	53,517	28,406
	Y G-1 Co. Ltd.	2,283	9,248
*	Y-entec Co. Ltd.	2,370	13,805
*	YIK Corp.	3,175	7,318
	Youlchon Chemical Co. Ltd.	1,117	25,540
	Young Poong Corp.	78	34,467
	Young Poong Precision Corp.	3,427	28,235
	Youngone Corp.	4,082	135,300
	Youngone Holdings Co. Ltd.	1,334	50,628
	Yuanta Securities Korea Co. Ltd.	17,353	29,253
	Zeus Co. Ltd.	822	13,502
	Zinus, Inc.	1,789	39,253

TOTAL SOUTH KOREA			21,792,536

TAIWAN — (17.6%)
	Abico Avy Co. Ltd.	48,965	28,678
	Ability Enterprise Co. Ltd.	37,000	22,990
	AcBel Polytech, Inc.	60,000	51,161
	Acer, Inc.	455,000	311,329
	ACES Electronic Co. Ltd.	28,985	27,084
	Action Electronics Co. Ltd.	24,000	9,365
	ADATA Technology Co. Ltd.	24,000	40,041
	Advanced International Multitech Co. Ltd.	14,000	40,285
	Advanced Optoelectronic Technology, Inc.	34,000	17,045
	Advanced Wireless Semiconductor Co.	2,000	3,823
	Advancetek Enterprise Co. Ltd.	47,000	42,100
	Aerospace Industrial Development Corp.	65,000	63,128
	AGV Products Corp.	144,000	41,294
*	ALI Corp.	31,000	17,176
	Allis Electric Co. Ltd.	41,674	32,242
	Alltek Technology Corp.	24,040	22,671
	Alpha Networks, Inc.	43,773	36,307
	Altek Corp.	59,000	61,161
*	Ambassador Hotel	49,000	47,420
	Ampire Co. Ltd.	12,000	9,711
	AMPOC Far-East Co. Ltd.	19,000	23,891
	AmTRAN Technology Co. Ltd.	155,782	44,686
	Apacer Technology, Inc.	35,000	43,308
	APCB, Inc.	17,000	8,421
	Apex Biotechnology Corp.	13,000	9,391
	Apex International Co. Ltd.	22,000	33,600
	Arcadyan Technology Corp.	14,000	39,043
	Ardentec Corp.	55,000	71,236

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Argosy Research, Inc.	13,000	$24,459
	Asia Cement Corp.	410,000	474,077
	Asia Optical Co., Inc.	42,000	74,477
*	Asia Pacific Telecom Co. Ltd.	381,060	74,765
	Asia Polymer Corp.	83,742	64,436
	Asia Tech Image, Inc.	18,000	30,190
	ASROCK, Inc.	10,000	30,266
	Aten International Co. Ltd.	4,000	9,380
	Audix Corp.	23,000	35,924
	AUO Corp.	1,236,000	645,051
	Avermedia Technologies	14,000	8,466
	Axiomtek Co. Ltd.	7,000	11,493
	Bank of Kaohsiung Co. Ltd.	123,693	47,127
	Basso Industry Corp.	30,000	35,898
	BES Engineering Corp.	197,000	48,774
	Bin Chuan Enterprise Co. Ltd.	11,000	7,377
	Brighton-Best International Taiwan, Inc.	77,000	79,954
	Capital Futures Corp.	17,000	18,457
	Capital Securities Corp.	302,000	93,555
*	Career Technology MFG. Co. Ltd.	77,180	57,550
	Catcher Technology Co. Ltd.	107,000	562,078
	Cathay Real Estate Development Co. Ltd.	101,000	45,423
	Cayman Engley Industrial Co. Ltd.	4,000	7,881
	Celxpert Energy Corp.	10,000	9,171
	Central Reinsurance Co. Ltd.	34,000	18,767
	Chain Chon Industrial Co. Ltd.	26,000	9,827
	Chang Hwa Commercial Bank Ltd.	716,887	368,917
	Channel Well Technology Co. Ltd.	27,000	19,999
	CHC Healthcare Group	13,000	15,915
	Chen Full International Co. Ltd.	12,000	12,652
	Cheng Loong Corp.	169,000	137,236
	Cheng Mei Materials Technology Corp.	78,000	22,315
	Cheng Shin Rubber Industry Co. Ltd.	282,000	282,138
	Cheng Uei Precision Industry Co. Ltd.	74,000	77,012
	Chia Chang Co. Ltd.	17,000	17,693
	Chia Hsin Cement Corp.	78,000	38,308
	Chicony Electronics Co. Ltd.	23,000	57,061
	China Airlines Ltd.	414,000	216,720
	China Bills Finance Corp.	133,000	58,602
	China Chemical & Pharmaceutical Co. Ltd.	58,000	36,317
	China Development Financial Holding Corp.	1,177,559	428,485
	China Electric Manufacturing Corp.	47,440	20,325
	China General Plastics Corp.	64,141	39,250
*	China Man-Made Fiber Corp.	278,912	66,800
	China Metal Products	64,000	53,172
	China Motor Corp.	40,200	52,029
	China Petrochemical Development Corp.	734,120	213,435
	China Wire & Cable Co. Ltd.	15,000	11,659
	Chinese Maritime Transport Ltd.	20,000	19,865
	Ching Feng Home Fashions Co. Ltd.	26,000	13,381
	Chin-Poon Industrial Co. Ltd.	79,000	67,262
	Chipbond Technology Corp.	107,000	180,325
	ChipMOS Technologies, Inc.	112,000	109,994
	Chong Hong Construction Co. Ltd.	27,000	59,565
	Chun YU Works & Co. Ltd.	13,650	9,347
	Chun Yuan Steel Industry Co. Ltd.	92,000	42,293
	Chung Hsin Electric & Machinery Manufacturing Corp.	30,000	45,886
	Chung Hwa Pulp Corp.	100,000	51,553
	Clevo Co.	73,000	69,571

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	CMC Magnetics Corp.	196,336	$39,439
#	Compal Electronics, Inc.	784,000	512,790
	Compeq Manufacturing Co. Ltd.	143,000	193,183
	Compucase Enterprise	7,000	5,741
	Concord Securities Co. Ltd.	89,510	25,991
	Continental Holdings Corp.	60,000	51,865
	Contrel Technology Co. Ltd.	61,000	26,265
	Coretronic Corp.	67,000	103,673
	Co-Tech Development Corp.	24,000	32,399
	Crowell Development Corp.	27,000	12,440
	CTCI Corp.	72,000	104,702
	CviLux Corp.	10,000	9,323
	CyberPower Systems, Inc.	9,000	25,833
	CyberTAN Technology, Inc.	61,000	41,173
	DA CIN Construction Co. Ltd.	60,000	55,723
	Dafeng TV Ltd.	9,000	13,499
	Da-Li Development Co. Ltd.	76,327	62,356
	Darfon Electronics Corp.	37,000	43,362
*	Darwin Precisions Corp.	59,000	15,693
	De Licacy Industrial Co. Ltd.	79,000	34,023
	Depo Auto Parts Ind Co. Ltd.	17,000	34,972
	D-Link Corp.	103,040	46,371
	Dynamic Holding Co. Ltd.	39,701	19,960
	Dynapack International Technology Corp.	16,000	33,926
	Eastern Media International Corp.	93,000	59,815
	Edom Technology Co. Ltd.	20,900	17,610
	Egis Technology, Inc.	8,000	13,899
	Elite Advanced Laser Corp.	23,000	25,001
	Elite Semiconductor Microelectronics Technology, Inc.	45,000	86,624
*	Elitegroup Computer Systems Co. Ltd.	59,000	37,442
	Emerging Display Technologies Corp.	48,000	29,231
	Ennoconn Corp.	11,000	62,897
	Ennostar, Inc.	118,975	151,124
	EnTie Commercial Bank Co. Ltd.	127,000	56,495
	Eson Precision Ind Co. Ltd.	20,000	36,447
	Eternal Materials Co. Ltd.	132,999	123,235
	Eva Airways Corp.	348,041	251,328
*	Everest Textile Co. Ltd.	92,326	21,846
	Evergreen International Storage & Transport Corp.	87,000	69,888
	Evergreen Steel Corp.	27,000	40,329
	Everlight Chemical Industrial Corp.	92,000	49,400
	Everlight Electronics Co. Ltd.	70,000	74,237
	Excelsior Medical Co. Ltd.	26,157	50,041
	Far Eastern Department Stores Ltd.	151,000	84,306
	Far Eastern International Bank	379,845	124,770
	Far Eastern New Century Corp.	561,000	559,153
	Farglory F T Z Investment Holding Co. Ltd.	19,000	30,574
	Farglory Land Development Co. Ltd.	39,000	64,348
	Feedback Technology Corp.	10,000	22,171
	Feng Hsin Steel Co. Ltd.	75,000	130,792
	First Hotel	28,000	12,024
	First Insurance Co. Ltd.	27,000	11,764
*	First Steamship Co. Ltd.	225,010	55,772
	FIT Holding Co. Ltd.	18,000	12,989
	Fitipower Integrated Technology, Inc.	17,000	54,550
	Fittech Co. Ltd.	7,000	17,091
	FLEXium Interconnect, Inc.	46,000	130,315
	Forcecon Tech Co. Ltd.	18,000	25,467
	Formosa Advanced Technologies Co. Ltd.	29,000	33,809

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Formosa Laboratories, Inc.	22,704	$33,244
	Formosa Optical Technology Co. Ltd.	6,000	10,515
	Formosa Taffeta Co. Ltd.	132,000	104,964
	Formosan Rubber Group, Inc.	69,000	42,351
	Formosan Union Chemical	70,400	44,306
	Founding Construction & Development Co. Ltd.	45,000	23,983
	Foxconn Technology Co. Ltd.	167,000	233,769
	Franbo Lines Corp.	18,180	8,139
	Froch Enterprise Co. Ltd.	31,000	21,340
	FSP Technology, Inc.	18,000	20,613
	Fullerton Technology Co. Ltd.	18,000	9,989
	Fulltech Fiber Glass Corp.	64,498	22,573
	Fwusow Industry Co. Ltd.	33,000	19,981
	G Shank Enterprise Co. Ltd.	36,000	48,821
	Gallant Precision Machining Co. Ltd.	16,000	12,611
*	GCS Holdings, Inc.	10,000	10,803
	Gemtek Technology Corp.	74,000	59,854
#	General Interface Solution Holding Ltd.	38,000	91,532
	General Plastic Industrial Co. Ltd.	14,000	12,005
	Getac Holdings Corp.	45,000	54,312
*	Giantplus Technology Co. Ltd.	35,000	11,968
	Global Brands Manufacture Ltd.	50,600	40,379
	Global Lighting Technologies, Inc.	5,000	8,499
*	Globe Union Industrial Corp.	44,000	16,174
	Gloria Material Technology Corp.	73,000	64,220
	GMI Technology, Inc.	18,180	9,716
	Goldsun Building Materials Co. Ltd.	109,543	76,865
	Grand Pacific Petrochemical	160,000	86,250
	Great China Metal Industry	26,000	19,515
	Greatek Electronics, Inc.	49,000	70,546
	GTM Holdings Corp.	24,000	17,972
	Hannstar Board Corp.	47,132	41,929
	HannStar Display Corp.	444,000	157,312
	HannsTouch Solution, Inc.	75,194	21,439
	Harvatek Corp.	31,000	14,867
	Hey Song Corp.	53,000	53,620
	Highwealth Construction Corp.	171,625	220,557
	Hiroca Holdings Ltd.	6,000	8,508
	Hitron Technology, Inc.	13,000	9,954
	Ho Tung Chemical Corp.	176,000	43,800
	Hocheng Corp.	45,100	15,160
	Holy Stone Enterprise Co. Ltd.	19,000	51,388
*	Hong Pu Real Estate Development Co. Ltd.	35,000	23,879
	Hong TAI Electric Industrial	58,000	26,121
	Hong YI Fiber Industry Co.	19,000	10,015
	Horizon Securities Co. Ltd.	56,180	17,299
	Hsin Kuang Steel Co. Ltd.	44,000	46,555
	Hsing TA Cement Co.	29,000	13,577
	HUA ENG Wire & Cable Co. Ltd.	37,000	14,716
	Hua Yu Lien Development Co. Ltd.	12,000	19,899
	Huaku Development Co. Ltd.	44,000	117,526
	Hung Ching Development & Construction Co. Ltd.	31,000	19,878
	Hung Sheng Construction Ltd.	44,680	34,150
	Hwa Fong Rubber Industrial Co. Ltd.	63,880	27,734
	Ibase Technology, Inc.	24,000	49,450
	IBF Financial Holdings Co. Ltd.	351,415	120,915
	Ichia Technologies, Inc.	47,000	25,980
	IEI Integration Corp.	29,600	48,553
	Infortrend Technology, Inc.	52,000	27,764

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Innolux Corp.	1,648,005	$604,376
	Inpaq Technology Co. Ltd.	19,000	23,723
*	Integrated Service Technology, Inc.	19,000	46,217
	International CSRC Investment Holdings Co.	85,600	50,125
	Inventec Corp.	386,000	291,913
	Iron Force Industrial Co. Ltd.	6,000	13,193
	I-Sheng Electric Wire & Cable Co. Ltd.	18,000	22,648
	ITEQ Corp.	35,000	59,317
	Jarllytec Co. Ltd.	10,000	16,378
	Jess-Link Products Co. Ltd.	13,000	14,152
	Jia Wei Lifestyle, Inc.	7,000	9,161
	Johnson Health Tech Co. Ltd.	13,000	29,091
	K Laser Technology, Inc.	27,000	15,130
	Kaimei Electronic Corp.	18,400	29,505
	Kedge Construction Co. Ltd.	8,800	12,459
	KEE TAI Properties Co. Ltd.	49,000	16,553
	Kenda Rubber Industrial Co. Ltd.	101,880	96,471
	Kerry TJ Logistics Co. Ltd.	29,000	31,394
	Kindom Development Co. Ltd.	53,900	40,243
	King Chou Marine Technology Co. Ltd.	8,000	8,436
	King Yuan Electronics Co. Ltd.	173,000	175,036
	King’s Town Bank Co. Ltd.	138,000	131,340
*	King’s Town Construction Co. Ltd.	24,000	25,403
	Kinko Optical Co. Ltd.	9,455	6,723
	Kinpo Electronics	184,000	80,495
	Kinsus Interconnect Technology Corp.	44,000	141,780
*	Kung Sing Engineering Corp.	75,900	15,160
	Kuo Toong International Co. Ltd.	29,399	17,627
	Kuo Yang Construction Co. Ltd.	28,000	15,569
	Kwong Lung Enterprise Co. Ltd.	23,000	42,901
	KYE Systems Corp.	34,000	10,058
	L&K Engineering Co. Ltd.	30,000	26,659
	Lanner Electronics, Inc.	10,000	19,936
	Lealea Enterprise Co. Ltd.	130,000	41,880
	LEE CHI Enterprises Co. Ltd.	19,000	12,688
	Lelon Electronics Corp.	8,000	11,994
*	Li Peng Enterprise Co. Ltd.	119,000	28,565
	Lida Holdings Ltd.	18,000	15,944
	Lingsen Precision Industries Ltd.	77,000	30,685
	Lite-On Technology Corp.	265,000	524,761
*	Long Bon International Co. Ltd.	44,000	22,530
	Long Da Construction & Development Corp.	66,000	42,054
	Longchen Paper & Packaging Co. Ltd.	136,527	62,780
	Longwell Co.	9,000	14,547
	Lumax International Corp. Ltd.	19,800	40,396
	Lung Yen Life Service Corp.	33,000	36,122
	Macauto Industrial Co. Ltd.	6,000	10,639
	Macronix International Co. Ltd.	290,000	267,174
	Mayer Steel Pipe Corp.	30,000	20,063
	Meiloon Industrial Co.	28,000	14,397
	Mercuries & Associates Holding Ltd.	48,164	21,125
*	Mercuries Life Insurance Co. Ltd.	385,743	65,528
	Merry Electronics Co. Ltd.	6,384	15,554
	METAAGE Corp.	8,000	7,742
	Mildef Crete, Inc.	7,000	8,740
	MIN AIK Technology Co. Ltd.	30,000	14,948
	Mirle Automation Corp.	38,000	42,445
	Mitac Holdings Corp.	147,944	124,161
	MOSA Industrial Corp.	19,000	13,781

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	MPI Corp.	13,000	$34,061
	Namchow Holdings Co. Ltd.	20,000	26,868
	Nan Liu Enterprise Co. Ltd.	7,000	15,200
	Nan Pao Resins Chemical Co. Ltd.	6,000	23,888
	Nang Kuang Pharmaceutical Co. Ltd.	9,000	9,327
	Nantex Industry Co. Ltd.	38,000	39,878
*	National Aerospace Fasteners Corp.	11,000	20,067
	Netronix, Inc.	13,000	22,467
	New Best Wire Industrial Co. Ltd.	11,000	12,274
	Nexcom International Co. Ltd.	16,000	12,815
	Nien Hsing Textile Co. Ltd.	23,000	15,069
	Niko Semiconductor Co. Ltd.	8,000	11,381
	Nishoku Technology, Inc.	4,000	10,706
	O-Bank Co. Ltd.	208,909	51,380
	Orient Semiconductor Electronics Ltd.	37,000	18,540
	Oriental Union Chemical Corp.	99,000	51,784
	Pacific Construction Co.	32,000	8,880
	Paiho Shih Holdings Corp.	10,000	7,815
	Pan Jit International, Inc.	22,000	37,413
	Pan-International Industrial Corp.	76,000	74,826
	PChome Online, Inc.	35,000	54,425
	Pegatron Corp.	360,000	658,108
*††	Pharmally International Holding Co. Ltd.	7,000	0
	Phison Electronics Corp.	26,000	237,615
	Pixart Imaging, Inc.	26,000	64,981
	Pou Chen Corp.	402,000	339,372
	Powerchip Semiconductor Manufacturing Corp.	409,000	389,347
	Powertech Technology, Inc.	108,000	249,428
	President Securities Corp.	131,539	59,710
	Primax Electronics Ltd.	49,000	82,088
	Prince Housing & Development Corp.	218,000	69,627
	Promate Electronic Co. Ltd.	25,000	27,279
	Prosperity Dielectrics Co. Ltd.	13,000	12,480
	Qisda Corp.	235,000	178,638
	QST International Corp.	16,500	29,402
	Qualipoly Chemical Corp.	15,000	14,730
	Quang Viet Enterprise Co. Ltd.	5,000	19,339
	Quanta Storage, Inc.	33,000	38,640
	Quintain Steel Co. Ltd.	47,380	17,675
	Radiant Opto-Electronics Corp.	69,000	210,234
	Radium Life Tech Co. Ltd.	141,320	39,750
	Rechi Precision Co. Ltd.	61,000	29,958
	Rexon Industrial Corp. Ltd.	19,000	16,597
	Rich Development Co. Ltd.	145,000	36,787
*	Ritek Corp.	142,121	30,855
*	Roo Hsing Co. Ltd.	118,000	10,693
	Ruentex Development Co. Ltd.	291,000	357,205
	Ruentex Industries Ltd.	114,071	194,863
	Sampo Corp.	43,200	31,474
	San Fang Chemical Industry Co. Ltd.	20,000	12,406
	San Far Property Ltd.	27,272	9,768
	Sanyang Motor Co. Ltd.	89,000	100,128
	Senao International Co. Ltd.	10,000	9,221
	Sercomm Corp.	19,000	44,404
	Sesoda Corp.	19,776	24,587
	Shanghai Commercial & Savings Bank Ltd.	302,000	434,670
	Shan-Loong Transportation Co. Ltd.	14,000	14,158
	Sheng Yu Steel Co. Ltd.	27,000	19,476
	ShenMao Technology, Inc.	16,000	18,464

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Shih Her Technologies, Inc.	7,000	$10,972
	Shih Wei Navigation Co. Ltd.	74,000	52,442
	Shihlin Electric & Engineering Corp.	57,000	96,588
	Shin Kong Financial Holding Co. Ltd.	2,347,698	582,046
	Shin Ruenn Development Co. Ltd.	15,000	12,190
	Shin Zu Shing Co. Ltd.	23,000	55,510
*	Shining Building Business Co. Ltd.	68,330	19,216
	Shinkong Insurance Co. Ltd.	38,000	51,919
	Shinkong Synthetic Fibers Corp.	201,000	100,586
	Shinkong Textile Co. Ltd.	27,000	31,988
*	Shuttle, Inc.	55,000	19,306
	Sigurd Microelectronics Corp.	72,726	104,682
	Silicon Integrated Systems Corp.	52,800	24,798
	Simplo Technology Co. Ltd.	25,000	198,645
	Sincere Navigation Corp.	48,410	26,425
	Singatron Enterprise Co. Ltd.	15,000	9,247
	Sinon Corp.	70,000	76,892
	SinoPac Financial Holdings Co. Ltd.	1,557,420	777,082
	Sinphar Pharmaceutical Co. Ltd.	11,000	9,518
	Siward Crystal Technology Co. Ltd.	28,000	25,403
	Soft-World International Corp.	8,000	17,765
	Solar Applied Materials Technology Corp.	69,000	59,171
	Solomon Technology Corp.	48,000	33,322
	Solteam, Inc.	9,000	11,229
	Sports Gear Co. Ltd.	23,000	49,924
	Standard Chemical & Pharmaceutical Co. Ltd.	8,000	11,058
	Sunplus Technology Co. Ltd.	63,000	43,830
	Sunrex Technology Corp.	30,000	33,490
	Sunspring Metal Corp.	14,177	9,074
	Supreme Electronics Co. Ltd.	69,657	71,495
	Swancor Holding Co. Ltd.	10,000	27,605
	Sweeten Real Estate Development Co. Ltd.	32,632	24,055
	Syncmold Enterprise Corp.	17,000	31,113
	Synmosa Biopharma Corp.	27,158	27,399
	Synnex Technology International Corp.	214,000	348,416
	Systex Corp.	22,000	45,162
	T3EX Global Holdings Corp.	10,000	18,776
	TA Chen Stainless Pipe	238,879	279,125
	Ta Ya Electric Wire & Cable	131,274	67,172
	Tah Hsin Industrial Corp.	5,720	11,467
	TA-I Technology Co. Ltd.	20,000	25,619
	Taichung Commercial Bank Co. Ltd.	532,897	207,257
	Taiflex Scientific Co. Ltd.	39,000	48,588
	Tainan Spinning Co. Ltd.	207,000	103,796
	Tai-Saw Technology Co. Ltd.	22,000	16,268
	Taishin Financial Holding Co. Ltd.	1,726,532	708,556
	TaiSol Electronics Co. Ltd.	16,000	15,237
	Taisun Enterprise Co. Ltd.	22,000	26,563
	TAI-TECH Advanced Electronics Co. Ltd.	8,000	18,238
	Taiwan Business Bank	1,065,105	394,314
	Taiwan Chinsan Electronic Industrial Co. Ltd.	13,791	14,326
	Taiwan Fertilizer Co. Ltd.	114,000	184,828
	Taiwan Fire & Marine Insurance Co. Ltd.	54,000	33,168
	Taiwan FU Hsing Industrial Co. Ltd.	39,000	48,447
	Taiwan Glass Industry Corp.	162,000	102,325
	Taiwan Hon Chuan Enterprise Co. Ltd.	45,000	116,294
*††	Taiwan Land Development Corp.	217,000	13,536
	Taiwan Navigation Co. Ltd.	66,000	47,467
	Taiwan Paiho Ltd.	36,000	54,391

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan PCB Techvest Co. Ltd.	53,000	$53,545
	Taiwan Sanyo Electric Co. Ltd.	12,000	13,141
	Taiwan Shin Kong Security Co. Ltd.	51,510	61,757
	Taiwan Styrene Monomer	64,000	24,505
	Taiwan Surface Mounting Technology Corp.	38,000	96,096
*	Taiwan TEA Corp.	91,000	57,957
	Taiwan Union Technology Corp.	54,000	73,315
	Taiyen Biotech Co. Ltd.	15,000	13,956
	TBI Motion Technology Co. Ltd.	9,000	9,082
	Te Chang Construction Co. Ltd.	13,000	11,999
	Teco Electric & Machinery Co. Ltd.	296,000	261,448
	Test Rite International Co. Ltd.	46,000	28,803
	Thinking Electronic Industrial Co. Ltd.	9,000	32,733
	Thye Ming Industrial Co. Ltd.	22,400	24,046
	Ton Yi Industrial Corp.	154,000	79,157
	Tong Hsing Electronic Industries Ltd.	24,000	128,319
	Tong Yang Industry Co. Ltd.	87,000	121,742
	Tong-Tai Machine & Tool Co. Ltd.	18,000	7,423
	Top Union Electronics Corp.	27,000	19,272
	Topco Technologies Corp.	6,000	13,027
	Topoint Technology Co. Ltd.	17,000	14,948
	Toung Loong Textile Manufacturing	37,740	30,997
	TPK Holding Co. Ltd.	61,000	53,840
	Transcend Information, Inc.	39,000	77,864
	Tripod Technology Corp.	60,000	165,785
	TSRC Corp.	97,000	79,478
	TST Group Holding Ltd.	4,800	15,046
	Tul Corp.	6,000	11,533
	Tung Ho Steel Enterprise Corp.	77,850	119,136
	TYC Brother Industrial Co. Ltd.	38,000	29,554
*	Tycoons Group Enterprise	91,000	22,542
	Tyntek Corp.	52,000	24,449
	UDE Corp.	8,000	7,330
	U-Ming Marine Transport Corp.	69,000	75,156
	Union Bank Of Taiwan	372,251	174,712
	Unitech Computer Co. Ltd.	19,000	17,235
*	Unitech Printed Circuit Board Corp.	63,876	34,572
*††	Unity Opto Technology Co. Ltd.	46,000	1,103
	Universal Cement Corp.	68,000	42,174
	Unizyx Holding Corp.	35,930	28,542
	UPC Technology Corp.	149,316	56,424
	USI Corp.	120,000	75,246
	Ve Wong Corp.	24,000	24,213
	Ventec International Group Co. Ltd.	5,000	9,186
	Wah Lee Industrial Corp.	33,660	83,730
	Walsin Lihwa Corp.	437,607	484,068
	Walsin Technology Corp.	58,000	141,569
	Walton Advanced Engineering, Inc.	49,000	16,368
	Wei Chuan Foods Corp.	66,000	37,341
	Weikeng Industrial Co. Ltd.	69,946	55,667
	Well Shin Technology Co. Ltd.	9,000	12,540
	Winbond Electronics Corp.	546,000	329,106
	Winstek Semiconductor Co. Ltd.	6,000	7,557
	Wisdom Marine Lines Co. Ltd.	84,221	136,215
	Wistron Corp.	497,000	401,265
	Wistron NeWeb Corp.	44,000	114,083
	WPG Holdings Ltd.	262,000	356,728
#	WT Microelectronics Co. Ltd.	78,000	140,882
	WUS Printed Circuit Co. Ltd.	28,350	19,920

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Xxentria Technology Materials Corp.	19,000	$33,406
	Ya Horng Electronic Co. Ltd.	7,000	8,201
	Yageo Corp.	54,122	613,581
	YC INOX Co. Ltd.	70,973	55,691
	Yea Shin International Development Co. Ltd.	39,194	26,871
	Yem Chio Co. Ltd.	82,065	32,929
	Yeong Guan Energy Technology Group Co. Ltd.	15,639	24,070
	YFC-Boneagle Electric Co. Ltd.	14,596	10,988
	YFY, Inc.	188,000	148,808
	Yi Jinn Industrial Co. Ltd.	23,000	12,976
	Yieh Phui Enterprise Co. Ltd.	174,069	76,960
	YONGGU Group, Inc.	8,000	11,921
	Yonyu Plastics Co. Ltd.	12,000	12,314
	Youngtek Electronics Corp.	21,000	36,753
	Yuanta Futures Co. Ltd.	25,944	37,680
	Yuen Chang Stainless Steel Co. Ltd.	14,000	8,338
	Yuen Foong Yu Consumer Products Co. Ltd.	29,000	31,375
	Yulon Motor Co. Ltd.	99,324	140,311
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	28,114
	YungShin Global Holding Corp.	20,000	24,128
	Zeng Hsing Industrial Co. Ltd.	7,000	23,336
	Zenitron Corp.	27,000	21,502
	Zhen Ding Technology Holding Ltd.	107,000	350,673
	Zig Sheng Industrial Co. Ltd.	68,000	20,221
*	Zinwell Corp.	56,000	28,700
	ZongTai Real Estate Development Co. Ltd.	30,162	27,499

TOTAL TAIWAN			33,936,062

THAILAND — (2.3%)
	AAPICO Hitech PCL	68,970	54,817
	Absolute Clean Energy PCL	428,400	30,841
	AEON Thana Sinsap Thailand PCL	9,500	40,811
	AJ Plast PCL	46,900	15,280
	Allianz Ayudhya Capital PCL	11,100	12,395
	Alucon PCL	2,100	10,208
*	Ananda Development PCL	625,200	23,490
	AP Thailand PCL	403,000	103,768
	Asia Plus Group Holdings PCL	195,300	15,394
	Asia Sermkij Leasing PCL, NVDR	43,200	36,889
	Bangchak Corp. PCL	189,300	151,699
	Bangkok Commercial Asset Management PCL	210,000	84,419
	Bangkok Insurance PCL	13,620	98,768
	Bangkok Land PCL	2,094,100	55,571
	Bangkok Life Assurance PCL, NVDR	79,400	68,322
	Banpu PCL	502,200	164,937
*	Better World Green PCL	535,300	10,127
	Cal-Comp Electronics Thailand PCL, Class F	620,604	35,873
	CH Karnchang PCL	178,300	108,685
	CIMB Thai Bank PCL	129,100	2,849
	Dhipaya Group Holdings PCL	85,600	122,013
	Eastern Polymer Group PCL, Class F	73,800	19,778
	Eastern Power Group PCL	112,400	12,758
	Eastern Water Resources Development & Management PCL, Class F	91,200	12,221
	Esso Thailand PCL	127,900	48,727
	Frasers Property Thailand PCL	79,285	31,664
	GFPT PCL	94,100	36,344
	Global Green Chemicals PCL, Class F	42,800	15,968
	Hana Microelectronics PCL	62,000	56,608
	Hwa Fong Rubber Thailand PCL	48,300	8,249

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	ICC International PCL	9,300	$7,636
	Ichitan Group PCL	52,400	14,594
	Index Livingmall PCL	26,600	12,161
	Interlink Communication PCL	59,900	12,197
	IRPC PCL	1,568,300	129,387
*	Italian-Thai Development PCL	664,700	33,707
	KGI Securities Thailand PCL	258,200	32,835
	Khon Kaen Sugar Industry PCL	300,000	29,322
	Kiatnakin Phatra Bank PCL	35,100	67,323
	Lalin Property PCL	79,100	18,705
	Land & Houses PCL	645,400	156,008
	Lanna Resources PCL	55,400	26,928
	Loxley PCL	304,700	17,613
	LPN Development PCL	199,200	21,668
	MBK PCL	91,210	45,054
	MC Group PCL	43,100	11,268
	MCS Steel PCL	107,500	26,268
*	MDX PCL	132,000	15,884
	Noble Development PCL	116,100	13,910
	Northeast Rubber PCL	127,600	19,445
*	Nusasiri PCL	1,194,500	32,012
	Origin Property PCL, Class F	71,000	19,028
	Polyplex Thailand PCL	55,700	34,538
	Praram 9 Hospital PCL	19,300	9,128
	Precious Shipping PCL	120,500	41,475
	Prima Marine PCL	103,800	17,591
	Property Perfect PCL	1,420,230	14,553
	Pruksa Holding PCL	134,700	42,470
	Quality Houses PCL	1,080,150	61,301
*	Raimon Land PCL	907,600	16,931
	Ratchthani Leasing PCL	503,500	59,266
	Rojana Industrial Park PCL	217,500	33,145
*	S Hotels & Resorts PCL	224,600	21,834
	Saha Pathana Inter-Holding PCL	15,500	28,304
	Saha Pathanapibul PCL	16,100	27,602
	Saha-Union PCL	21,500	16,241
*	Samart Corp. PCL	89,100	13,344
	Sansiri PCL	1,986,600	68,377
	SC Asset Corp. PCL	297,500	29,390
*	Seven Utilities & Power PLC	400,500	8,208
	Siam City Cement PCL	10,900	43,245
	Siamgas & Petrochemicals PCL	137,400	37,545
	Singer Thailand PCL	28,700	27,335
*	Singha Estate PCL	169,800	8,075
	Sino-Thai Engineering & Construction PCL	207,400	63,757
	SNC Former PCL	24,100	10,385
	Somboon Advance Technology PCL	53,100	29,717
	SPCG PCL	74,000	26,637
	Sri Trang Agro-Industry PCL	140,101	70,676
	Sri Trang Gloves Thailand PCL	206,700	60,283
	Srisawad Corp. PCL	45,200	48,692
	Srivichai Vejvivat PCL	31,800	7,561
	Star Petroleum Refining PCL	270,900	84,701
*	STP & I PCL	174,900	21,139
	Supalai PCL	239,300	132,036
	Super Energy Corp. PCL	2,236,200	41,128
	Susco PCL	78,400	9,476
	Tata Steel Thailand PCL	557,900	14,805
*	Thai Reinsurance PCL	381,800	10,834

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Thai Stanley Electric PCL, NVDR	4,800	$22,953
	Thai Union Group PCL, Class F	380,300	179,858
	Thaicom PCL	118,200	35,715
	Thaifoods Group PCL, Class F	73,800	10,859
	Thanachart Capital PCL	28,200	29,637
	Thoresen Thai Agencies PCL	239,200	47,136
	Tipco Asphalt PCL	71,300	32,034
	Tisco Financial Group PCL	33,500	84,498
	TKS Technologies PCL	52,250	14,827
	TMT Steel PCL	57,900	11,638
	TPI Polene PCL	1,283,800	59,704
	TPI Polene Power PCL	312,601	27,597
*	U City PLC, Class F	1,041,600	44,061
*	Unique Engineering & Construction PCL	199,000	23,424
*	United Power of Asia PCL, Class F	1,184,900	7,160
	Univanich Palm Oil PCL	72,000	13,431
	Vanachai Group PCL	55,000	8,454
	VGI PCL	574,600	54,954
	WHA Corp. PCL	1,213,300	125,602
	Workpoint Entertainment PCL	55,300	26,299

TOTAL THAILAND			4,403,992

TURKEY — (1.0%)
	Aksa Akrilik Kimya Sanayii AS	9,854	36,879
#	Aksa Enerji Uretim AS	68,524	152,418
	Alarko Holding AS	45,997	158,737
*	Albaraka Turk Katilim Bankasi AS	207,057	25,481
*	Anadolu Anonim Turk Sigorta Sirketi	24,467	12,482
	Anadolu Efes Biracilik Ve Malt Sanayii AS	28,880	74,312
	Aygaz AS	8,767	27,756
	Bera Holding AS	52,637	64,828
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	8,144	23,241
*	Bursa Cimento Fabrikasi AS	89,116	22,600
	Cimsa Cimento Sanayi VE Ticaret AS	9,985	41,123
	Coca-Cola Icecek AS	4,271	39,448
	Dogan Sirketler Grubu Holding AS	238,931	76,433
	Eczacibasi Yatirim Holding Ortakligi AS	2,797	14,410
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	22,452	23,987
*	Global Yatirim Holding AS	66,232	24,137
	GSD Holding AS	115,760	36,857
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	26,872	20,834
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	18,922	27,805
*	Is Finansal Kiralama AS	66,301	30,283
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	74,160	38,457
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	144,418	92,807
#	Kordsa Teknik Tekstil AS	15,454	53,287
	Koza Altin Isletmeleri AS	7,653	80,046
*	Koza Anadolu Metal Madencilik Isletmeleri AS	15,219	26,055
*	NET Holding AS	83,578	65,209
*	Pegasus Hava Tasimaciligi AS	3,703	63,690
*	Petkim Petrokimya Holding AS	169,572	121,305
*	Reysas Tasimacilik ve Lojistik Ticaret AS	20,059	12,330
#*	Sekerbank Turk AS	259,133	28,276
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	26,314	32,629
*	TAV Havalimanlari Holding AS	36,389	153,268
*	Turkiye Halk Bankasi AS	135,252	59,894
*	Turkiye Petrol Rafinerileri AS	495	10,028
*	Turkiye Sinai Kalkinma Bankasi AS	279,313	45,189
	Vestel Elektronik Sanayi ve Ticaret AS	15,167	37,588

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	10,809	$11,780
*	Zorlu Enerji Elektrik Uretim AS	116,730	29,650

TOTAL TURKEY			1,895,539

UNITED ARAB EMIRATES — (2.0%)
	Abu Dhabi National Hotels	71,907	77,007
	Abu Dhabi National Insurance Co. PSC	28,687	46,703
	Agthia Group PJSC	50,465	61,380
	Air Arabia PJSC	143,525	79,716
*	Ajman Bank PJSC	240,359	48,338
	Aldar Properties PJSC	631,225	742,492
	Amanat Holdings PJSC	183,087	45,875
*	Amlak Finance PJSC	113,599	18,166
*††	Bank of Sharjah	63,601	9,459
	Dana Gas PJSC	735,609	188,320
*	Deyaar Development PJSC	265,756	35,529
	Dubai Investments PJSC	365,014	216,614
	Dubai Islamic Bank PJSC	228,936	362,698
*	Emaar Development PJSC	174,367	203,056
	Emaar Properties PJSC	777,690	1,283,775
*	Eshraq Investments PJSC	118,927	14,558
*	Gulf Pharmaceutical Industries PSC	37,596	12,478
*	Manazel PJSC	286,170	31,403
	National Bank of Ras Al-Khaimah PSC	89,006	114,027
	Orascom Construction PLC	3,812	13,783
*	RAK Properties PJSC	262,778	52,908
	Ras Al Khaimah Ceramics	86,789	68,039
*	SHUAA Capital PSC	275,704	29,303
*	Union Properties PJSC	680,886	47,826

TOTAL UNITED ARAB EMIRATES			3,803,453

TOTAL COMMON STOCKS			190,527,926

PREFERRED STOCKS — (0.4%)
BRAZIL — (0.4%)
	Banco ABC Brasil SA	15,435	61,734
	Banco do Estado do Rio Grande do Sul SA Class B	45,500	102,795
	Banco Pan SA	40,481	60,579
	Braskem SA Class A	12,600	82,227
	Cia Ferro Ligas da Bahia - FERBASA	9,800	99,508
	Eucatex SA Industria e Comercio	6,900	10,606
	Marcopolo SA	102,594	57,201
	Randon SA Implementos e Participacoes	40,000	76,972
	Schulz SA	15,200	14,419
	Taurus Armas SA	10,100	29,114
	Unipar Carbocloro SA Class B	4,343	89,786
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	71,700	100,356

TOTAL BRAZIL			785,297

PHILIPPINES — (0.0%)
*	Cebu Air, Inc., 6.000%	21,128	13,120

THAILAND — (0.0%)
*	U City PLC	3,124,800	85,386

TOTAL PREFERRED STOCKS			883,803

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
RIGHTS/WARRANTS — (0.0%)
CHINA — (0.0%)
* Zhong An Group Ltd. Rights 12/31/22	2,606	$0

INDONESIA — (0.0%)
* Adhi Karya Persero Tbk PT Rights 11/08/22	725,846	233

MALAYSIA — (0.0%)
* Yinson Holdings Bhd Warrants 06/21/25	25,508	2,374

SOUTH KOREA — (0.0%)
* Husteel Co. Ltd. Rights 12/06/22	1,971	1,778
* Kolon Global Corp. Rights 12/02/22	51	0

TOTAL SOUTH KOREA		1,778

TAIWAN — (0.0%)
* Mercuries Life Insurance Co. Ltd. Rights 11/03/22	99,563	865
* Shanghai Commercial & Savings Bank Ltd. Rights 10/31/22	27,637	8,062
* Zeng Hsing Industrial Co. Ltd. 10/25/22	520	283

TOTAL TAIWAN		9,210

THAILAND — (0.0%)
* Singer Thailand PCL Rights 10/31/22	20,033	0
* Thai Union Group PCL Rights 11/30/22	10,783	0

TOTAL RIGHTS/WARRANTS		13,595

TOTAL INVESTMENT SECURITIES (Cost $204,323,991)		191,425,324

		Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	144,101	1,665,954

TOTAL INVESTMENTS — (100.0%) (Cost $205,990,546)		$193,091,278

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$10,267,333	$72,530	—	$10,339,863
Chile	—	818,273	—	818,273
China	1,842,332	38,335,145	$274,853	40,452,330
Colombia	100,700	—	—	100,700
Greece	1,241	749,554	—	750,795
India	967,941	38,182,369	—	39,150,310
Indonesia	—	4,783,535	6,624	4,790,159
Malaysia	—	3,504,747	—	3,504,747
Mexico	3,954,965	296,064	—	4,251,029
Philippines	—	1,385,004	—	1,385,004
Poland	—	1,202,377	—	1,202,377
Qatar	—	2,194,062	—	2,194,062
Saudi Arabia	17,844	8,683,002	—	8,700,846
South Africa	231,595	6,824,254	—	7,055,849
South Korea	—	21,760,523	32,013	21,792,536

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Taiwan	$19,960	$33,901,463	$14,639	$33,936,062
Thailand	4,337,608	66,384	—	4,403,992
Turkey	—	1,895,539	—	1,895,539
United Arab Emirates	—	3,793,994	9,459	3,803,453
Preferred Stocks
Brazil	785,297	—	—	785,297
Philippines	—	13,120	—	13,120
Thailand	85,386	—	—	85,386
Rights/Warrants
Indonesia	—	233	—	233
Malaysia	—	2,374	—	2,374
South Korea	—	1,778	—	1,778
Taiwan	—	9,210	—	9,210
Securities Lending Collateral	—	1,665,954	—	1,665,954

TOTAL	$22,612,202	$170,141,488	$337,588^	$193,091,278

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (97.0%)
BRAZIL — (6.8%)
*	3R Petroleum Oleo E Gas SA	16,400	$147,633
	AES Brasil Energia SA	26,206	50,225
	Aliansce Sonae Shopping Centers SA	16,000	67,308
	Allied Tecnologia SA	8,800	13,680
	Alupar Investimento SA	19,200	105,079
	Ambev SA, ADR	148,475	451,364
	Ambipar Participacoes e Empreendimentos S/A	7,300	44,191
	Americanas SA	41,591	125,122
*	Anima Holding SA	63,100	83,677
	Arezzo Industria e Comercio SA	5,227	105,744
	Atacadao SA	23,100	87,025
	Auren Energia SA	28,887	83,436
	B3 SA - Brasil Bolsa Balcao	197,600	575,337
	Banco Bradesco SA	64,630	208,197
	Banco BTG Pactual SA	31,700	177,601
	Banco do Brasil SA	37,200	266,604
	Banco Modal SA	33,000	16,610
	Banco Santander Brasil SA	31,100	179,297
	BB Seguridade Participacoes SA	35,100	201,746
	Bemobi Mobile Tech SA	13,669	44,192
*	Blau Farmaceutica SA	4,900	32,091
	Boa Safra Sementes SA	13,300	32,828
	Boa Vista Servicos SA	27,203	33,178
	BR Malls Participacoes SA	107,600	211,430
	BR Properties SA	27,000	32,460
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	14,000	81,471
*	BRF SA	110,081	267,664
	Caixa Seguridade Participacoes S/A	30,631	52,302
	Camil Alimentos SA	18,600	36,764
	CCR SA	194,000	486,737
	Centrais Eletricas Brasileiras SA	42,089	405,938
	Cia Brasileira de Aluminio	23,900	51,080
	Cia Brasileira de Distribuicao	37,800	161,357
	Cia de Saneamento Basico do Estado de Sao Paulo	20,900	243,169
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	4,000	46,240
	Cia de Saneamento de Minas Gerais-COPASA	30,000	89,207
	Cia de Saneamento do Parana	40,800	151,178
	Cia de Saneamento do Parana	15,200	10,387
	Cia Energetica de Minas Gerais	28,950	96,902
	Cia Paranaense de Energia	23,700	32,163
#	Cia Siderurgica Nacional SA, Sponsored ADR	28,507	68,702
	Cia Siderurgica Nacional SA	55,600	132,178
	Cielo SA	253,200	291,654
*	Cogna Educacao	346,058	220,411
*	Construtora Tenda SA	24,800	29,239
	Cosan SA	48,200	157,323
	CPFL Energia SA	12,600	86,399
	Cruzeiro do Sul Educacional SA	23,900	26,836
	CSU Digital SA	7,400	21,345
	Cury Construtora e Incorporadora SA	18,900	45,590
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	39,700	142,952
	Dexco SA	72,330	135,684
	Diagnosticos da America SA	10,600	41,103
	Dimed SA Distribuidora da Medicamentos	18,700	45,252
	Direcional Engenharia SA	10,400	34,449
*	EcoRodovias Infraestrutura e Logistica SA	34,700	36,544
	EDP - Energias do Brasil SA	38,600	172,394

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*	Eletromidia SA	500	$1,200
*	Embraer SA	142,800	380,118
*	Empreendimentos Pague Menos SA	15,100	18,124
	Enauta Participacoes SA	29,900	88,215
	Energisa SA	24,200	227,172
*	Eneva SA	91,944	252,399
	Engie Brasil Energia SA	16,700	130,031
	Equatorial Energia SA	80,234	466,446
	Eternit SA	16,800	36,524
	Even Construtora e Incorporadora SA	18,500	23,638
	Ez Tec Empreendimentos e Participacoes SA	25,900	104,442
	Fleury SA	27,700	99,743
	Fras-Le SA	6,500	17,579
*	Gafisa SA	5,855	8,910
	Gerdau SA, Sponsored ADR	149,876	746,382
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	79,300	73,689
Ω	GPS Participacoes e Empreendimentos SA	15,300	40,934
	Grendene SA	52,500	73,788
*	Grupo Mateus SA	47,029	66,462
	Grupo SBF SA	16,000	58,666
	Guararapes Confeccoes SA	28,200	53,174
Ω	Hapvida Participacoes e Investimentos SA	244,895	369,796
	Helbor Empreendimentos SA	23,100	12,969
*	Hidrovias do Brasil SA	75,563	41,252
	Hypera SA	18,100	178,039
*	Infracommerce CXAAS SA	21,900	24,505
	Instituto Hermes Pardini SA	8,400	37,809
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	4,300	30,401
*	International Meal Co. Alimentacao SA, Class A	38,000	18,171
	Iochpe-Maxion SA	47,700	131,312
	Irani Papel e Embalagem SA	22,800	37,695
*	IRB Brasil Resseguros SA	201,862	36,734
	Itau Unibanco Holding SA	23,500	115,646
	Jalles Machado SA	27,633	37,233
	JBS SA	99,100	478,857
	JHSF Participacoes SA	73,700	104,725
	JSL SA	14,500	21,418
	Kepler Weber SA	14,000	70,197
	Klabin SA	161,831	677,337
	Lavvi Empreendimentos Imobiliarios Ltda.	9,422	11,546
	Light SA	32,200	35,407
	Localiza Rent a Car SA	41,900	572,186
	Localiza Rent a Car SA	105	1,434
* Ω	Locaweb Servicos de Internet SA	54,709	115,762
	LOG Commercial Properties e Participacoes SA	5,900	25,996
*	Log-in Logistica Intermodal SA	4,300	31,150
	Lojas Quero Quero SA	26,900	31,454
	Lojas Renner SA	26,700	159,719
	M Dias Branco SA	9,721	81,863
*	Magazine Luiza SA	115,100	99,603
	Mahle-Metal Leve SA	7,417	37,089
	Marfrig Global Foods SA	20,197	41,837
*	Marisa Lojas SA	32,104	12,865
	Mills Estruturas e Servicos de Engenharia SA	28,145	72,903
	Minerva SA	52,700	139,568
Ω	Mitre Realty Empreendimentos E Participacoes LTDA.	10,900	11,817
*	Moura Dubeux Engenharia SA	8,800	12,607
	Movida Participacoes SA	42,243	111,383
	MRV Engenharia e Participacoes SA	71,500	140,910

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Multilaser Industrial SA	45,900	$46,295
	Multiplan Empreendimentos Imobiliarios SA	13,538	69,086
	Natura & Co. Holding SA	55,242	159,882
	Natura & Co. Holding SA, ADR	14,250	81,510
	Neoenergia SA	21,107	67,789
	Odontoprev SA	51,320	82,263
*	Omega Energia SA	31,899	66,387
*	Orizon Valorizacao de Residuos SA	4,700	40,635
*	Petro Rio SA	55,000	376,817
	Petroleo Brasileiro SA, Sponsored ADR	116,653	1,342,676
	Petroleo Brasileiro SA, Sponsored ADR	83,286	1,067,727
	Petroleo Brasileiro SA	322,824	2,078,623
	Petroreconcavo SA	18,200	110,493
	Porto Seguro SA	44,500	200,209
	Portobello SA	12,500	28,531
	Positivo Tecnologia SA	23,400	55,403
	Qualicorp Consultoria e Corretora de Seguros SA	22,300	34,019
	Raia Drogasil SA	57,794	294,368
Ω	Rede D’Or Sao Luiz SA	2,700	16,815
	Romi SA	7,700	24,670
	Rumo SA	47,089	201,830
	Santos Brasil Participacoes SA	66,201	116,626
	Sao Martinho SA	29,600	154,547
	Sendas Distribuidora SA, ADR	5,220	99,441
	Sendas Distribuidora SA	63,128	242,222
Ω	Ser Educacional SA	16,200	26,689
	SIMPAR SA	39,700	83,235
	Sinqia SA	7,400	29,368
	SLC Agricola SA	23,910	212,693
	Sul America SA	31,500	145,380
	Suzano SA	85,300	878,513
	Tegma Gestao Logistica SA	7,000	30,193
	Telefonica Brasil SA	19,400	155,147
	Telefonica Brasil SA, ADR	4,196	33,526
	TIM SA	141,900	362,613
	TOTVS SA	14,500	93,083
	Transmissora Alianca de Energia Eletrica SA	44,000	342,341
	Tres Tentos Agroindustrial SA	9,400	23,075
	Trisul SA	19,800	18,246
	Tupy SA	17,600	100,649
	Ultrapar Participacoes SA	122,400	317,759
	Unipar Carbocloro SA	5,250	94,206
	Usinas Siderurgicas de Minas Gerais SA Usiminas	25,300	36,195
#	Vale SA, Sponsored ADR	258,814	3,349,053
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	12,700	26,676
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	20,029	62,505
*	Via SA	201,719	122,230
	Vibra Energia SA	104,600	369,558
	Vivara Participacoes SA	6,900	35,812
	Vulcabras Azaleia SA	17,300	46,587
	WEG SA	53,700	418,747
	Wilson Sons Holdings Brasil SA	29,300	64,380
	Wiz Solucoes e Corretagem de Seguros SA	13,900	20,962
	YDUQS Participacoes SA	37,684	117,674
	Zamp SA	49,800	74,042

TOTAL BRAZIL			29,165,501

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (0.7%)
	Aguas Andinas SA, Class A	343,809	$72,524
	Banco de Chile, ADR	9,729	175,025
	Banco de Credito e Inversiones SA	2,915	81,220
	Banco Santander Chile, ADR	3,888	56,104
	Banco Santander Chile	3,549,214	127,252
	Besalco SA	1,195	412
	CAP SA	8,279	44,257
	Cencosud SA	159,977	215,064
	Cencosud Shopping SA	36,191	39,550
	Cia Cervecerias Unidas SA, Sponsored ADR	3,912	42,289
	Cia Cervecerias Unidas SA	4,760	26,108
	Cia Sud Americana de Vapores SA	875,655	60,814
	Colbun SA	1,028,127	100,902
	Embotelladora Andina SA, ADR, Class B	8,194	84,398
	Empresa Nacional de Telecomunicaciones SA	36,872	115,008
	Empresas CMPC SA	69,288	109,959
	Empresas COPEC SA	24,586	169,501
	Enel Americas SA	719,411	71,278
	Enel Chile SA	1,872,978	65,907
*	Engie Energia Chile SA	52,971	31,154
	Falabella SA	31,135	60,810
	Grupo Security SA	453,702	75,923
	Hortifrut SA	19,654	16,400
	Instituto de Diagnostico SA	5,352	7,873
	Inversiones Aguas Metropolitanas SA	102,312	48,804
	Inversiones La Construccion SA	2,968	9,283
	Itau CorpBanca Chile SA	16,159,705	31,497
	Multiexport Foods SA	50,860	11,566
	Parque Arauco SA	59,615	50,798
	Plaza SA	39,208	33,960
	Ripley Corp. SA	202,243	33,218
	Salfacorp SA	72,604	20,404
	Sigdo Koppers SA	25,113	30,162
	SMU SA	611,791	62,254
	Sociedad Matriz SAAM SA	527,286	44,660
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	6,058	567,513
	SONDA SA	92,087	32,420
	Vina Concha y Toro SA	64,639	73,082

TOTAL CHILE			2,899,353

COLOMBIA — (0.2%)
*	BAC Holding International Corp.	397,876	15,830
	Banco de Bogota SA	6,410	33,745
	Bancolombia SA, Sponsored ADR	3,799	96,381
	Bancolombia SA	8,678	62,378
	Celsia SA ESP	42,996	24,159
	Cementos Argos SA	58,513	39,453
*	Corp. Financiera Colombiana SA	14,125	46,046
	Ecopetrol SA	174,507	86,569
	Grupo Argos SA	38,698	80,315
	Grupo Aval Acciones y Valores SA, ADR	4,685	10,401
	Grupo de Inversiones Suramericana SA	5,502	44,350
	Grupo Energia Bogota SA ESP	93,757	31,267
	Interconexion Electrica SA ESP	20,201	78,820
	Mineros SA	59,641	20,288

TOTAL COLOMBIA			670,002

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CZECH REPUBLIC — (0.1%)
	CEZ AS	9,082	$296,806
	Komercni Banka AS	4,807	137,674
Ω	Moneta Money Bank AS	39,041	113,877
	Philip Morris CR AS	55	36,809

TOTAL CZECH REPUBLIC			585,166

EGYPT — (0.0%)
	Commercial International Bank Egypt SAE, GDR	99,588	126,476

GREECE — (0.4%)
*	Aegean Airlines SA	5,370	26,533
*	Alpha Services & Holdings SA	121,677	112,684
	Athens Water Supply & Sewage Co. SA	5,637	40,138
	Autohellas Tourist & Trading SA	3,252	36,348
	Bank of Greece	2,271	36,248
	ElvalHalcor SA	6,055	8,570
	Entersoft SA Software Development & Related Services Co.	2,134	7,552
*	Eurobank Ergasias Services & Holdings SA, Class A	176,915	174,651
	Fourlis Holdings SA	9,989	26,154
	Galaxy Cosmos Mezz PLC	4,506	728
	GEK Terna Holding Real Estate Construction SA	7,534	71,720
	Hellenic Energy Holdings SA	5,229	35,748
	Hellenic Exchanges - Athens Stock Exchange SA	3,694	11,435
	Hellenic Telecommunications Organization SA	13,196	207,237
	Holding Co. ADMIE IPTO SA	13,658	22,621
	Intracom Holdings SA	7,206	11,541
	JUMBO SA	7,701	109,382
*	LAMDA Development SA	12,548	76,025
	Motor Oil Hellas Corinth Refineries SA	8,694	149,424
	Mytilineos SA	5,426	90,984
*	National Bank of Greece SA	19,665	71,252
	OPAP SA	9,269	113,574
*	Piraeus Financial Holdings SA	45,434	56,011
	Piraeus Port Authority SA	648	10,276
*	Public Power Corp. SA	8,599	54,278
	Quest Holdings SA	2,268	9,043
	Sarantis SA	2,471	15,490
	Sunrisemezz PLC	6,491	525
	Terna Energy SA	3,740	69,505
	Thrace Plastics Holding & Co.	1,885	7,034
	Titan Cement International SA	7,152	79,589

TOTAL GREECE			1,742,300

HUNGARY — (0.2%)
	Magyar Telekom Telecommunications PLC	62,017	44,533
	MOL Hungarian Oil & Gas PLC	62,902	377,669
*	Opus Global Nyrt	28,996	8,327
	OTP Bank Nyrt	6,108	133,251
	Richter Gedeon Nyrt	11,191	221,366

TOTAL HUNGARY			785,146

INDIA — (24.2%)
*	3M India Ltd.	80	22,558
	Aarti Drugs Ltd.	8,519	49,428
	Aarti Industries Ltd.	20,855	175,802
	Aarti Pharmalabs Ltd.	5,214	23,884
*	Aavas Financiers Ltd.	5,307	129,360
	ABB India Ltd.	2,956	109,259

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	ACC Ltd.	8,240	$238,213
	Action Construction Equipment Ltd.	6,419	23,999
	Adani Enterprises Ltd.	10,648	431,288
*	Adani Green Energy Ltd.	7,057	179,779
	Adani Ports & Special Economic Zone Ltd.	36,378	363,037
	Adani Total Gas Ltd.	10,511	462,557
*	Adani Transmission Ltd.	5,894	238,912
	ADF Foods Ltd.	598	5,139
*	Aditya Birla Capital Ltd.	100,767	142,072
	Advanced Enzyme Technologies Ltd.	8,264	28,393
	Aegis Logistics Ltd.	27,862	104,762
	AGI Greenpac Ltd.	6,740	26,927
	Ahluwalia Contracts India Ltd.	5,662	29,916
	AIA Engineering Ltd.	5,687	185,742
	Ajanta Pharma Ltd.	5,901	91,581
	Akzo Nobel India Ltd.	1,600	41,207
	Alembic Ltd.	7,426	6,343
	Alembic Pharmaceuticals Ltd.	10,334	68,705
	Alkem Laboratories Ltd.	3,796	144,751
	Alkyl Amines Chemicals	1,783	63,822
	Allcargo Logistics Ltd.	17,001	88,902
*	Alok Industries Ltd.	148,339	27,730
	Amara Raja Batteries Ltd.	23,784	146,865
*	Amber Enterprises India Ltd.	1,430	35,745
	Ambuja Cements Ltd.	35,159	226,795
	Amrutanjan Health Care Ltd.	1,487	13,203
	Anant Raj Ltd.	32,411	44,632
	Andhra Sugars Ltd.	11,068	18,874
	Angel One Ltd.	4,298	83,140
	Apar Industries Ltd.	3,546	64,265
	Apcotex Industries Ltd.	3,776	22,378
	APL Apollo Tubes Ltd.	19,164	250,058
	Apollo Hospitals Enterprise Ltd.	8,138	443,628
	Apollo Tyres Ltd.	75,710	265,605
*	Arvind Fashions Ltd.	8,598	38,390
*	Arvind Ltd.	33,887	38,071
	Asahi India Glass Ltd.	12,945	96,649
	Ashiana Housing Ltd.	5,563	10,634
	Ashok Leyland Ltd.	72,942	135,073
*	Ashoka Buildcon Ltd.	32,176	28,801
	Asian Granito India Ltd.	26,004	17,664
	Asian Paints Ltd.	21,541	811,730
	Astec Lifesciences Ltd.	994	26,006
* Ω	Aster DM Healthcare Ltd.	23,366	69,900
	Astra Microwave Products Ltd.	8,637	31,720
	Astral Ltd.	6,395	157,505
	AstraZeneca Pharma India Ltd.	345	13,754
	Atul Ltd.	2,202	225,005
Ω	AU Small Finance Bank Ltd.	16,061	114,499
	Aurobindo Pharma Ltd.	31,055	201,502
	Automotive Axles Ltd.	527	12,511
	Avanti Feeds Ltd.	6,922	36,937
* Ω	Avenue Supermarts Ltd.	2,985	156,015
	Axis Bank Ltd.	191,239	2,097,218
	Bajaj Auto Ltd.	4,804	213,552
	Bajaj Consumer Care Ltd.	20,761	39,977
	Bajaj Finance Ltd.	13,464	1,164,138
	Bajaj Finserv Ltd.	11,205	228,649
*	Bajaj Hindusthan Sugar Ltd.	244,013	30,392

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Bajaj Holdings & Investment Ltd.	2,434	$195,627
	Balaji Amines Ltd.	1,826	66,856
	Balkrishna Industries Ltd.	8,497	201,940
	Balmer Lawrie & Co. Ltd.	6,616	9,061
	Balrampur Chini Mills Ltd.	17,732	67,890
	Banco Products India Ltd.	3,706	8,604
* Ω	Bandhan Bank Ltd.	43,181	125,141
	Bank of Baroda	99,807	178,374
	Bank of India	131,849	95,871
	Bank of Maharashtra	145,543	35,880
	Bannari Amman Sugars Ltd.	618	20,935
	BASF India Ltd.	2,142	74,346
	Bata India Ltd.	7,260	159,836
	Bayer CropScience Ltd.	2,355	132,789
	BEML Ltd.	2,428	46,192
	BEML Ltd.	2,428	10,998
	Berger Paints India Ltd.	16,801	119,235
*	BF Utilities Ltd.	3,743	17,665
	Bhansali Engineering Polymers Ltd.	21,492	28,391
	Bharat Bijlee Ltd.	409	11,882
	Bharat Dynamics Ltd.	6,149	70,980
	Bharat Electronics Ltd.	278,463	360,203
	Bharat Forge Ltd.	26,993	271,096
	Bharat Heavy Electricals Ltd.	96,816	86,574
	Bharat Petroleum Corp. Ltd.	49,248	180,803
	Bharat Rasayan Ltd.	202	26,796
	Bharti Airtel Ltd.	211,484	2,126,850
	Biocon Ltd.	34,331	112,359
	Birla Corp. Ltd.	5,614	63,083
	Birlasoft Ltd.	21,381	70,044
*	Black Box Ltd.	6,106	11,761
	Blue Dart Express Ltd.	979	89,869
	Blue Star Ltd.	7,711	115,218
	Bodal Chemicals Ltd.	6,839	6,682
	Bombay Burmah Trading Co.	5,294	55,999
*	Borosil Renewables Ltd.	9,173	62,453
	Bosch Ltd.	446	88,796
	Brigade Enterprises Ltd.	19,114	115,603
	Brightcom Group Ltd.	41,970	16,705
	Britannia Industries Ltd.	8,764	398,735
	BSE Ltd.	9,762	69,725
*	Camlin Fine Sciences Ltd.	8,757	16,733
	Can Fin Homes Ltd.	12,189	77,146
	Canara Bank	31,000	109,049
*	Capacit’e Infraprojects Ltd.	5,327	10,285
	Caplin Point Laboratories Ltd.	3,693	32,355
	Carborundum Universal Ltd.	18,967	195,386
	Care Ratings Ltd.	6,032	35,735
	Castrol India Ltd.	71,323	107,749
	CCL Products India Ltd.	11,142	67,668
	Ceat Ltd.	5,838	108,795
*	Central Bank of India Ltd.	74,954	18,470
	Central Depository Services India Ltd.	8,879	131,661
	Century Enka Ltd.	2,562	13,135
	Century Plyboards India Ltd.	10,927	79,389
	Century Textiles & Industries Ltd.	9,868	101,926
	Cera Sanitaryware Ltd.	1,056	70,639
	CESC Ltd.	82,348	76,418
*	CG Power & Industrial Solutions Ltd.	70,093	220,541

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Chalet Hotels Ltd.	8,285	$36,555
	Chambal Fertilisers & Chemicals Ltd.	39,659	156,766
	Chennai Petroleum Corp. Ltd.	5,711	14,378
	Cholamandalam Financial Holdings Ltd.	23,540	178,774
	Cholamandalam Investment & Finance Co. Ltd.	38,977	335,576
	Cigniti Technologies Ltd.	2,010	15,097
	Cipla Ltd.	52,728	744,319
	City Union Bank Ltd.	86,766	194,753
	Coal India Ltd.	93,515	277,662
Ω	Cochin Shipyard Ltd.	7,649	49,567
* Ω	Coffee Day Enterprises Ltd.	33,733	19,726
	Coforge Ltd.	5,006	230,193
	Colgate-Palmolive India Ltd.	14,170	279,484
	Computer Age Management Services Ltd.	5,191	160,002
	Container Corp. of India Ltd.	28,578	275,223
	Coromandel International Ltd.	19,459	226,130
	Cosmo First Ltd.	3,597	31,871
*	CreditAccess Grameen Ltd.	13,213	155,839
	CRISIL Ltd.	2,232	80,872
	Crompton Greaves Consumer Electricals Ltd.	47,019	205,793
*	CSB Bank Ltd.	11,938	32,804
	Cummins India Ltd.	10,128	164,744
	Cyient Ltd.	9,702	87,947
*	D B Realty Ltd.	21,102	26,082
	Dabur India Ltd.	33,637	226,215
	Dalmia Bharat Ltd.	8,158	157,442
	Dalmia Bharat Sugar & Industries Ltd.	2,751	10,543
	DB Corp. Ltd.	12,639	17,415
	DCB Bank Ltd.	65,892	85,937
	DCM Shriram Ltd.	7,321	92,567
	DCW Ltd.	52,366	37,922
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	13,982	163,344
	Deepak Nitrite Ltd.	10,986	307,412
	Delta Corp. Ltd.	14,742	39,794
*	DEN Networks Ltd.	40,999	16,367
*	Dhampur Bio Organics Ltd.	7,837	15,437
	Dhampur Sugar Mills Ltd.	7,837	18,795
*	Dhani Services Ltd.	38,318	26,324
	Dhanuka Agritech Ltd.	2,606	22,958
Ω	Dilip Buildcon Ltd.	4,134	10,791
*	Dish TV India Ltd.	358,515	68,882
*	Dishman Carbogen Amcis Ltd.	7,756	9,293
	Divi’s Laboratories Ltd.	11,834	515,959
	Dixon Technologies India Ltd.	4,919	268,735
	DLF Ltd.	31,899	148,488
	Dollar Industries Ltd.	2,778	16,781
Ω	Dr Lal PathLabs Ltd.	6,345	196,325
	Dr Reddy’s Laboratories Ltd., ADR	11,003	597,573
	Dr Reddy’s Laboratories Ltd.	7,288	391,736
	Dwarikesh Sugar Industries Ltd.	26,249	28,258
	Dynamatic Technologies Ltd.	363	10,560
	eClerx Services Ltd.	5,756	91,755
	Edelweiss Financial Services Ltd.	113,523	79,511
	Eicher Motors Ltd.	7,207	336,196
	EID Parry India Ltd.	23,601	178,214
*	EIH Associated Hotels	1,285	7,720
*	EIH Ltd.	32,237	75,424
	Electrosteel Castings Ltd.	97,469	47,283
	Elgi Equipments Ltd.	22,381	131,228

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Emami Ltd.	34,950	$201,749
Ω	Endurance Technologies Ltd.	4,830	79,074
	Engineers India Ltd.	70,927	60,241
	EPL Ltd.	22,403	41,690
* Ω	Equitas Small Finance Bank Ltd.	67,604	41,002
Ω	Eris Lifesciences Ltd.	6,109	54,581
	ESAB India Ltd.	817	33,351
	Escorts Kubota Ltd.	6,003	147,536
*	Eveready Industries India Ltd.	6,213	21,994
	Everest Kanto Cylinder Ltd.	10,371	13,643
	Excel Industries Ltd.	960	13,802
	Exide Industries Ltd.	74,691	149,466
*	FDC Ltd.	11,464	43,221
	Federal Bank Ltd.	333,133	529,597
	FIEM Industries Ltd.	1,410	27,328
	Filatex India Ltd.	15,692	19,008
	Fine Organic Industries Ltd.	1,323	91,917
	Finolex Cables Ltd.	11,599	72,789
	Finolex Industries Ltd.	66,448	107,858
	Firstsource Solutions Ltd.	70,217	88,116
	Force Motors Ltd.	588	9,707
*	Fortis Healthcare Ltd.	71,206	239,093
*	Future Consumer Ltd.	229,055	4,851
	Gabriel India Ltd.	11,915	22,061
	GAIL India Ltd.	312,202	343,013
	Galaxy Surfactants Ltd.	2,003	70,261
	Garware Technical Fibres Ltd.	1,795	75,989
	Gateway Distriparks Ltd.	14,028	12,352
*	Gati Ltd.	4,856	10,291
*	GE Power India Ltd.	2,518	4,279
*	GE T&D India Ltd.	6,995	10,848
Ω	General Insurance Corp. of India	14,916	22,348
	Genus Power Infrastructures Ltd.	12,248	13,153
	Geojit Financial Services Ltd.	9,920	5,756
	GHCL Ltd.	19,117	149,255
	GIC Housing Finance Ltd.	8,238	13,313
	Gillette India Ltd.	1,174	73,125
	GlaxoSmithKline Pharmaceuticals Ltd.	6,273	104,667
	Glenmark Pharmaceuticals Ltd.	33,688	163,903
	GMM Pfaudler Ltd.	2,958	66,078
*	GMR Airports Infrastructure Ltd.	250,055	113,230
	Godawari Power & Ispat Ltd.	7,317	23,424
	Godfrey Phillips India Ltd.	2,960	53,208
Ω	Godrej Agrovet Ltd.	5,807	35,150
*	Godrej Consumer Products Ltd.	19,120	192,299
*	Godrej Industries Ltd.	9,101	47,329
*	Godrej Properties Ltd.	8,120	124,296
	Goodyear India Ltd.	879	10,811
	Granules India Ltd.	30,687	138,317
	Graphite India Ltd.	10,275	43,815
	Grasim Industries Ltd.	16,770	350,237
	Grauer & Weil India Ltd.	9,458	10,470
	Great Eastern Shipping Co. Ltd.	23,892	160,228
	Greaves Cotton Ltd.	12,195	22,335
	Greenlam Industries Ltd.	4,322	16,587
	Greenpanel Industries Ltd.	9,116	40,743
	Greenply Industries Ltd.	9,817	20,583
	Grindwell Norton Ltd.	6,261	161,095
	Gujarat Alkalies & Chemicals Ltd.	4,897	53,024

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Gujarat Ambuja Exports Ltd.	18,801	$57,435
	Gujarat Fluorochemicals Ltd.	1,802	82,413
	Gujarat Gas Ltd.	16,973	106,706
	Gujarat Mineral Development Corp. Ltd.	24,183	41,407
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	20,610	176,856
	Gujarat Pipavav Port Ltd.	54,188	56,199
	Gujarat State Fertilizers & Chemicals Ltd.	35,643	53,197
	Gujarat State Petronet Ltd.	67,068	183,392
	Gulf Oil Lubricants India Ltd.	1,823	9,099
	Happiest Minds Technologies Ltd.	9,215	108,082
*	Hathway Cable & Datacom Ltd.	80,086	15,489
	Hatsun Agro Product Ltd.	9,131	105,511
	Havells India Ltd.	12,775	188,380
	HBL Power Systems Ltd.	30,843	39,085
	HCL Technologies Ltd.	83,557	1,049,342
Ω	HDFC Asset Management Co. Ltd.	8,822	221,446
	HDFC Bank Ltd.	133,718	2,425,476
Ω	HDFC Life Insurance Co. Ltd.	23,006	150,361
*	HealthCare Global Enterprises Ltd.	3,224	11,290
	HEG Ltd.	3,443	43,992
	HeidelbergCement India Ltd.	20,742	48,076
	Heritage Foods Ltd.	7,277	26,459
	Hero MotoCorp Ltd.	17,606	570,546
	Hester Biosciences Ltd.	324	7,751
	HFCL Ltd.	166,609	165,780
	HG Infra Engineering Ltd.	3,594	24,660
	Hikal Ltd.	7,828	31,205
	HIL Ltd.	1,087	37,441
	Himadri Speciality Chemical Ltd.	58,278	72,965
	Himatsingka Seide Ltd.	4,440	4,997
	Hindalco Industries Ltd.	140,467	687,904
	Hinduja Global Solutions Ltd.	1,824	26,961
	Hindustan Aeronautics Ltd.	6,303	192,590
*	Hindustan Construction Co. Ltd.	101,910	17,425
	Hindustan Copper Ltd.	36,485	45,474
*	Hindustan Oil Exploration Co. Ltd.	8,756	14,577
	Hindustan Petroleum Corp. Ltd.	40,203	103,739
	Hindustan Unilever Ltd.	25,256	781,530
	Hindware Home Innovation Ltd.	4,115	18,545
	Hitachi Energy India Ltd.	1,419	54,360
	Hle Glascoat Ltd.	660	5,275
	Honda India Power Products Ltd.	637	13,217
	Honeywell Automation India Ltd.	155	73,619
	Housing Development Finance Corp. Ltd.	66,733	1,995,396
	Huhtamaki India Ltd.	3,847	10,141
	I G Petrochemicals Ltd.	3,275	20,607
	ICICI Bank Ltd., Sponsored ADR	119,069	2,624,281
Ω	ICICI Lombard General Insurance Co. Ltd.	11,193	158,529
Ω	ICICI Prudential Life Insurance Co. Ltd.	18,957	116,660
Ω	ICICI Securities Ltd.	8,387	52,469
	ICRA Ltd.	321	15,933
*	IDFC First Bank Ltd.	484,662	329,316
	IDFC Ltd.	234,361	219,391
*	IFB Industries Ltd.	615	6,980
*	Igarashi Motors India Ltd.	1,653	8,267
	IIFL Finance Ltd.	38,160	193,652
	IIFL Securities Ltd.	23,424	19,195
	IIFL Wealth Management Ltd.	4,844	104,033
	India Cements Ltd.	29,459	85,651

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	India Glycols Ltd.	1,786	$16,151
*	Indiabulls Housing Finance Ltd.	40,620	63,234
*	Indiabulls Real Estate Ltd.	57,904	54,642
	Indian Bank	49,384	152,847
Ω	Indian Energy Exchange Ltd.	49,917	84,307
	Indian Hotels Co. Ltd.	36,507	147,284
	Indian Oil Corp. Ltd.	136,914	113,001
*	Indian Overseas Bank	211,986	47,671
	Indian Railway Catering & Tourism Corp. Ltd.	24,775	221,794
Ω	Indian Railway Finance Corp. Ltd.	304,916	83,425
	Indo Count Industries Ltd.	13,941	23,601
	Indoco Remedies Ltd.	8,412	36,128
	Indraprastha Gas Ltd.	40,291	208,171
	Indus Towers Ltd.	117,118	263,019
	IndusInd Bank Ltd.	29,204	403,938
	INEOS Styrolution India Ltd.	1,313	13,415
	Infibeam Avenues Ltd.	138,102	29,366
	Info Edge India Ltd.	4,309	203,899
	Infosys Ltd., Sponsored ADR	66,993	1,254,779
	Infosys Ltd.	240,612	4,489,207
	Ingersoll Rand India Ltd.	1,214	32,156
*	Inox Leisure Ltd.	2,020	12,569
*	Inox Wind Ltd.	16,746	30,096
	Insecticides India Ltd.	1,895	16,497
	Intellect Design Arena Ltd.	11,298	59,104
* Ω	InterGlobe Aviation Ltd.	8,004	172,776
	IOL Chemicals & Pharmaceuticals Ltd.	4,141	17,991
	Ipca Laboratories Ltd.	29,548	322,536
	IRB Infrastructure Developers Ltd.	14,427	40,884
Ω	IRCON International Ltd.	40,912	21,811
	ISGEC Heavy Engineering Ltd.	3,783	22,460
	ITC Ltd.	254,201	1,072,564
	ITD Cementation India Ltd.	8,693	12,698
*	ITI Ltd.	15,882	20,367
	J Kumar Infraprojects Ltd.	4,462	14,478
	Jagran Prakashan Ltd.	13,332	10,734
	Jai Corp. Ltd.	6,178	13,094
*	Jaiprakash Associates Ltd.	321,767	37,177
*	Jaiprakash Power Ventures Ltd.	605,917	54,955
*	Jammu & Kashmir Bank Ltd.	63,700	30,418
	Jamna Auto Industries Ltd.	29,725	40,308
	JB Chemicals & Pharmaceuticals Ltd.	6,603	157,614
	JBM Auto Ltd.	1,808	8,910
	Jindal Poly Films Ltd.	3,198	32,572
	Jindal Saw Ltd.	39,507	37,286
*	Jindal Stainless Hisar Ltd.	18,876	65,029
*	Jindal Stainless Ltd.	33,450	57,255
	Jindal Steel & Power Ltd.	67,562	376,366
	JK Cement Ltd.	6,866	225,933
	JK Lakshmi Cement Ltd.	14,617	97,004
	JK Paper Ltd.	23,603	118,731
	JK Tyre & Industries Ltd.	19,034	40,186
	JM Financial Ltd.	89,532	74,208
	JMC Projects India Ltd.	9,092	12,018
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	701	10,068
	JSW Energy Ltd.	55,391	225,539
	JSW Steel Ltd.	110,816	903,494
	JTEKT India Ltd.	15,736	19,950
	Jubilant Foodworks Ltd.	43,054	319,298

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Jubilant Ingrevia Ltd.	17,723	$110,670
	Jubilant Pharmova Ltd.	12,229	54,914
	Jyothy Labs Ltd.	28,786	68,959
	Kajaria Ceramics Ltd.	14,032	183,869
	Kalpataru Power Transmission Ltd.	15,846	91,073
	Kalyani Steels Ltd.	7,935	28,778
	Kansai Nerolac Paints Ltd.	13,830	80,722
	Karnataka Bank Ltd.	78,882	91,528
	Karur Vysya Bank Ltd.	76,546	96,334
	Kaveri Seed Co. Ltd.	5,031	29,529
	KCP Ltd.	20,756	30,635
	KEC International Ltd.	22,223	117,815
	KEI Industries Ltd.	10,781	207,282
	Kennametal India Ltd.	1,194	35,737
*	Kesoram Industries Ltd.	54,788	37,446
	Kewal Kiran Clothing Ltd.	3,939	24,302
*	Kiri Industries Ltd.	6,995	44,589
	Kirloskar Brothers Ltd.	5,193	21,965
	Kirloskar Ferrous Industries Ltd.	13,536	43,038
	Kirloskar Oil Engines Ltd.	12,639	40,029
	KNR Constructions Ltd.	30,355	81,589
	Kolte-Patil Developers Ltd.	5,002	20,834
	Kotak Mahindra Bank Ltd.	41,798	962,200
	Kovai Medical Center & Hospital	835	14,881
	KPIT Technologies Ltd.	24,437	210,338
	KPR Mill Ltd.	13,819	91,943
	KRBL Ltd.	14,513	69,683
	KSB Ltd.	2,359	60,527
	L&T Finance Holdings Ltd.	94,589	92,685
Ω	L&T Technology Services Ltd.	2,811	120,131
	LA Opala RG Ltd.	7,381	34,803
	Lakshmi Machine Works Ltd.	275	42,884
Ω	Larsen & Toubro Infotech Ltd.	4,697	268,921
	Larsen & Toubro Ltd.	58,735	1,443,951
Ω	Laurus Labs Ltd.	48,130	264,768
* Ω	Lemon Tree Hotels Ltd.	45,119	46,134
	LG Balakrishnan & Bros Ltd.	6,564	60,074
	LIC Housing Finance Ltd.	61,817	303,139
	Linde India Ltd.	1,434	53,139
	LT Foods Ltd.	41,631	63,464
	Lumax Auto Technologies Ltd.	10,473	30,971
	Lupin Ltd.	21,655	182,698
	LUX Industries Ltd.	747	15,579
	Mahanagar Gas Ltd.	8,086	84,028
	Maharashtra Scooters Ltd.	629	39,896
	Maharashtra Seamless Ltd.	7,026	66,609
	Mahindra & Mahindra Financial Services Ltd.	158,696	388,604
	Mahindra & Mahindra Ltd.	60,182	983,179
	Mahindra CIE Automotive Ltd.	30,072	108,950
*	Mahindra Holidays & Resorts India Ltd.	15,904	54,671
	Mahindra Lifespace Developers Ltd.	14,006	67,937
Ω	Mahindra Logistics Ltd.	6,315	40,801
	Maithan Alloys Ltd.	1,893	22,113
	Man Infraconstruction Ltd.	18,171	18,061
	Manappuram Finance Ltd.	144,954	184,379
	Mangalam Cement Ltd.	2,014	8,912
*	Mangalore Refinery & Petrochemicals Ltd.	24,693	16,166
	Marico Ltd.	56,286	358,075
	Marksans Pharma Ltd.	40,811	24,343

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Maruti Suzuki India Ltd.	1,631	$188,185
Ω	MAS Financial Services Ltd.	2,322	21,457
	Mastek Ltd.	1,470	30,103
*	Max Financial Services Ltd.	7,519	64,330
*	Max Healthcare Institute Ltd.	39,157	215,714
	Mayur Uniquoters Ltd.	2,691	15,175
	Mazagon Dock Shipbuilders Ltd.	5,615	43,026
*	Meghmani Finechem Ltd.	1,888	29,943
	Meghmani Organics Ltd.	23,249	31,125
Ω	Metropolis Healthcare Ltd.	2,564	52,368
	Minda Corp. Ltd.	10,081	23,749
	Mindtree Ltd.	9,974	409,910
*	Mirza International Ltd.	8,586	32,006
Ω	Mishra Dhatu Nigam Ltd.	10,136	29,167
	MM Forgings Ltd.	1,884	18,052
	MOIL Ltd.	16,185	30,211
	Monte Carlo Fashions Ltd.	1,620	14,080
*	Morepen Laboratories Ltd.	45,569	14,625
	Motherson Sumi Wiring India Ltd.	76,599	78,253
	Motilal Oswal Financial Services Ltd.	8,198	67,899
	Mphasis Ltd.	6,500	155,671
	MRF Ltd.	148	161,944
	Mrs Bectors Food Specialities Ltd.	4,995	23,004
	MSTC Ltd.	4,654	15,190
	Multi Commodity Exchange of India Ltd.	2,675	49,549
	Muthoot Finance Ltd.	15,999	202,170
	Nahar Spinning Mills Ltd.	1,706	5,714
	Narayana Hrudayalaya Ltd.	13,602	129,368
	Natco Pharma Ltd.	10,316	74,776
	National Aluminium Co. Ltd.	160,467	136,044
	Nava Ltd.	26,158	62,403
	Navin Fluorine International Ltd.	2,497	137,141
	Navneet Education Ltd.	15,469	26,085
	NBCC India Ltd.	61,086	24,046
	NCC Ltd.	93,504	84,425
	NELCO Ltd.	960	9,628
	Neogen Chemicals Ltd.	1,232	22,313
	NESCO Ltd.	4,450	30,993
	Nestle India Ltd.	2,729	671,277
*	Network18 Media & Investments Ltd.	19,110	14,803
	Neuland Laboratories Ltd.	2,015	36,439
	Newgen Software Technologies Ltd.	2,609	10,858
	NHPC Ltd.	162,655	83,938
	NIIT Ltd.	10,747	36,137
	Nilkamal Ltd.	1,244	31,468
Ω	Nippon Life India Asset Management Ltd.	21,625	70,950
	NLC India Ltd.	31,103	29,019
	NMDC Ltd.	42,663	51,242
	Nmdc Steel Ltd.	42,663	19,843
	NOCIL Ltd.	23,167	67,937
	Novartis India Ltd.	1,627	13,369
	NRB Bearings Ltd.	10,866	22,261
	NTPC Ltd.	219,270	459,931
	Nucleus Software Exports Ltd.	2,604	12,212
	Oberoi Realty Ltd.	9,211	103,349
	Oil & Natural Gas Corp. Ltd.	98,274	158,809
	Oil India Ltd.	27,565	64,205
	OnMobile Global Ltd.	8,402	10,925
	Oracle Financial Services Software Ltd.	6,180	218,036

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Orient Cement Ltd.	29,678	$46,718
	Orient Electric Ltd.	11,762	38,321
	Oriental Carbon & Chemicals Ltd.	869	9,171
	Page Industries Ltd.	668	402,169
	Paisalo Digital Ltd.	31,431	34,290
	Panama Petrochem Ltd.	3,528	12,074
Ω	Parag Milk Foods Ltd.	10,789	13,890
*	Patel Engineering Ltd.	31,340	8,294
*	PC Jeweller Ltd.	40,835	51,062
	PCBL Ltd.	49,255	75,855
	Persistent Systems Ltd.	8,207	366,397
	Petronet LNG Ltd.	146,603	363,659
	Pfizer Ltd.	2,170	114,858
	Phoenix Mills Ltd.	13,485	233,060
	PI Industries Ltd.	5,956	233,516
	Pidilite Industries Ltd.	7,553	236,798
	Piramal Enterprises Ltd.	9,325	95,899
*	Piramal Pharma Ltd.	37,300	74,958
	PNC Infratech Ltd.	11,896	37,207
	Poly Medicure Ltd.	2,842	31,572
	Polycab India Ltd.	4,730	158,750
	Polyplex Corp. Ltd.	4,164	84,537
	Poonawalla Fincorp Ltd.	39,726	151,669
	Power Finance Corp. Ltd.	301,423	419,020
	Power Grid Corp. of India Ltd.	177,453	488,319
	Power Mech Projects Ltd.	639	13,591
	Praj Industries Ltd.	21,167	105,906
*	Prakash Industries Ltd.	12,111	7,594
Ω	Prataap Snacks Ltd.	811	9,021
	Prestige Estates Projects Ltd.	29,369	157,280
*	Pricol Ltd.	18,906	44,010
	Prince Pipes & Fittings Ltd.	6,579	42,122
*	Prism Johnson Ltd.	23,821	35,313
	Privi Speciality Chemicals Ltd.	1,549	24,625
	Procter & Gamble Health Ltd.	1,276	62,164
	Procter & Gamble Hygiene & Health Care Ltd.	893	151,499
	PSP Projects Ltd.	3,427	24,591
*	PTC India Financial Services Ltd.	56,427	9,483
	PTC India Ltd.	74,797	65,186
	Punjab National Bank	163,804	84,931
	Puravankara Ltd.	5,421	6,216
*	PVR Ltd.	2,250	48,255
Ω	Quess Corp. Ltd.	10,111	67,511
Ω	Quick Heal Technologies Ltd.	3,746	8,536
	Radico Khaitan Ltd.	13,568	171,395
	Rain Industries Ltd.	52,895	107,291
	Rajesh Exports Ltd.	11,356	95,491
	Rallis India Ltd.	13,307	36,335
	Ramco Cements Ltd.	22,333	195,062
	Ramco Industries Ltd.	2,424	5,397
*	Ramco Systems Ltd.	2,409	7,177
	Ramkrishna Forgings Ltd.	16,995	47,102
	Rane Holdings Ltd.	989	10,987
	Rashtriya Chemicals & Fertilizers Ltd.	50,898	62,579
	Ratnamani Metals & Tubes Ltd.	4,365	107,620
*	RattanIndia Power Ltd.	132,176	6,785
	Raymond Ltd.	6,376	91,272
* Ω	RBL Bank Ltd.	92,862	151,673
	REC Ltd.	338,221	420,081

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Redington Ltd.	158,331	$262,038
	Relaxo Footwears Ltd.	7,241	84,844
	Reliance Industrial Infrastructure Ltd.	2,313	30,692
	Reliance Industries Ltd.	45,741	1,409,315
Ω	Reliance Industries Ltd., GDR	38,821	2,370,022
*	Reliance Infrastructure Ltd.	29,300	50,098
*	Reliance Power Ltd.	489,595	95,715
	Repco Home Finance Ltd.	13,730	35,367
	Rhi Magnesita India Ltd.	6,033	47,450
	Rico Auto Industries Ltd.	17,077	12,102
	RITES Ltd.	10,591	49,176
	RSWM Ltd.	3,545	13,510
	Rupa & Co. Ltd.	6,647	25,303
	Sagar Cements Ltd.	6,033	14,781
	Samvardhana Motherson International Ltd.	114,898	89,778
	Sangam India Ltd.	5,209	17,541
	Sanofi India Ltd.	1,379	93,873
	Sarda Energy & Minerals Ltd.	2,373	24,239
	Saregama India Ltd.	8,109	36,546
	Sasken Technologies Ltd.	718	7,842
	Savita Oil Technologies Ltd.	5,610	20,384
	SBI Cards & Payment Services Ltd.	11,173	111,620
Ω	SBI Life Insurance Co. Ltd.	23,737	363,753
	Schaeffler India Ltd.	3,708	124,247
*	Schneider Electric Infrastructure Ltd.	14,360	30,298
*	SEAMEC Ltd.	517	6,903
	Sequent Scientific Ltd.	5,527	6,522
	Seshasayee Paper & Boards Ltd.	4,513	17,961
Ω	SH Kelkar & Co. Ltd.	9,642	15,949
	Shakti Pumps India Ltd.	1,211	7,043
	Shankara Building Products Ltd.	1,186	10,219
	Sharda Cropchem Ltd.	5,564	25,209
	Sharda Motor Industries Ltd.	1,027	9,416
*	Sheela Foam Ltd.	1,951	65,238
	Shilpa Medicare Ltd.	6,408	24,407
	Shipping Corp. of India Ltd.	31,983	50,169
*	Shoppers Stop Ltd.	6,789	61,893
	Shree Cement Ltd.	776	213,345
*	Shree Renuka Sugars Ltd.	94,954	61,819
	Shriram City Union Finance Ltd.	1,696	37,291
	Shriram Transport Finance Co. Ltd.	26,363	391,376
	Siemens Ltd.	3,364	118,789
*	SIS Ltd.	8,675	43,934
	Siyaram Silk Mills Ltd.	5,047	26,858
	SKF India Ltd.	3,606	191,433
	Snowman Logistics Ltd.	20,043	8,731
	Sobha Ltd.	6,285	47,605
	Solar Industries India Ltd.	3,191	149,992
*	Solara Active Pharma Sciences Ltd.	1,423	6,868
	Somany Ceramics Ltd.	1,639	10,708
	Sonata Software Ltd.	15,300	96,494
*	South Indian Bank Ltd.	540,306	89,157
*	Spandana Sphoorty Financial Ltd.	3,528	26,211
	SRF Ltd.	16,988	525,430
*	Star Cement Ltd.	18,024	23,203
	State Bank of India	1,931	13,403
	State Bank of India, GDR	13,488	927,974
	Steel Authority of India Ltd.	204,260	194,178
	Sterlite Technologies Ltd.	31,260	62,495

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Strides Pharma Science Ltd.	12,495	$46,918
*	Subex Ltd.	65,054	23,659
	Subros Ltd.	3,200	12,695
	Sudarshan Chemical Industries Ltd.	6,416	31,950
	Sumitomo Chemical India Ltd.	13,090	77,509
	Sun Pharmaceutical Industries Ltd.	55,691	684,654
	Sun TV Network Ltd.	18,224	115,034
	Sundaram Finance Ltd.	6,941	194,954
	Sundaram-Clayton Ltd.	1,409	81,694
	Sundram Fasteners Ltd.	17,536	199,657
	Sunteck Realty Ltd.	10,075	47,523
	Suprajit Engineering Ltd.	15,853	62,459
	Supreme Industries Ltd.	11,077	290,286
	Supreme Petrochem Ltd.	4,790	43,878
	Surya Roshni Ltd.	5,055	25,442
	Sutlej Textiles & Industries Ltd.	10,109	7,949
	Suven Pharmaceuticals Ltd.	13,052	62,960
*	Suzlon Energy Ltd.	596,148	58,020
	Swan Energy Ltd.	3,878	10,623
	Swaraj Engines Ltd.	519	9,966
	Symphony Ltd.	1,712	17,345
Ω	Syngene International Ltd.	22,371	170,556
	Tamil Nadu Newsprint & Papers Ltd.	8,861	28,725
	Tamilnadu Petroproducts Ltd.	4,658	5,384
	Tanla Platforms Ltd.	6,839	61,436
	Tata Chemicals Ltd.	20,291	277,811
	Tata Coffee Ltd.	12,417	32,552
	Tata Communications Ltd.	12,940	196,436
	Tata Consultancy Services Ltd.	51,433	1,976,887
	Tata Consumer Products Ltd.	30,583	284,869
	Tata Elxsi Ltd.	3,866	327,999
# *	Tata Motors Ltd., Sponsored ADR	28,400	710,284
*	Tata Motors Ltd.	37,969	189,828
	Tata Power Co. Ltd.	116,197	317,805
	Tata Steel Ltd.	838,000	1,023,263
*	Tata Teleservices Maharashtra Ltd.	17,307	21,324
	TCI Express Ltd.	2,190	50,221
	TD Power Systems Ltd.	10,875	16,304
*	TeamLease Services Ltd.	283	9,943
	Tech Mahindra Ltd.	45,238	581,828
	Techno Electric & Engineering Co. Ltd.	12,817	43,499
	Texmaco Rail & Engineering Ltd.	58,399	34,395
	Thermax Ltd.	3,212	84,804
	Thirumalai Chemicals Ltd.	17,168	39,080
*	Thomas Cook India Ltd.	23,094	21,139
Ω	Thyrocare Technologies Ltd.	1,222	9,456
	Tilaknagar Industries Ltd.	12,399	13,926
	Time Technoplast Ltd.	38,252	47,420
	Timken India Ltd.	3,567	129,110
	Tinplate Co. of India Ltd.	5,334	19,667
*	Titagarh Wagons Ltd.	10,409	20,070
	Titan Co. Ltd.	28,688	958,476
	Torrent Pharmaceuticals Ltd.	14,448	287,618
	Torrent Power Ltd.	20,006	122,232
	Tourism Finance Corp. of India Ltd.	11,644	12,098
	Transport Corp. of India Ltd.	6,236	53,979
	Trent Ltd.	12,637	232,968
	Trident Ltd.	154,335	65,774
	Triveni Engineering & Industries Ltd.	8,251	25,195

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Triveni Turbine Ltd.	12,534	$42,398
	TTK Prestige Ltd.	7,048	79,154
	Tube Investments of India Ltd.	11,545	379,640
	TV Today Network Ltd.	4,752	15,957
*	TV18 Broadcast Ltd.	76,723	32,450
	TVS Motor Co. Ltd.	4,998	69,218
	TVS Srichakra Ltd.	632	18,880
	Uflex Ltd.	9,118	77,127
*	Ugro Capital Ltd.	6,814	14,688
*	Ujjivan Financial Services Ltd.	19,472	57,781
* Ω	Ujjivan Small Finance Bank Ltd.	151,740	46,204
	UltraTech Cement Ltd.	11,073	898,754
	Unichem Laboratories Ltd.	8,075	40,037
	Union Bank of India Ltd.	144,055	93,689
	United Breweries Ltd.	3,744	74,746
*	United Spirits Ltd.	23,499	254,608
	UNO Minda Ltd.	18,332	118,687
	UPL Ltd.	82,426	729,460
	Usha Martin Ltd.	31,694	54,300
	UTI Asset Management Co. Ltd.	6,505	55,140
*	VA Tech Wabag Ltd.	7,423	23,728
	Vaibhav Global Ltd.	6,758	28,887
	Vakrangee Ltd.	124,054	47,282
Ω	Valiant Organics Ltd.	1,037	8,368
	Vardhman Textiles Ltd.	22,074	89,842
* Ω	Varroc Engineering Ltd.	6,440	24,274
	Varun Beverages Ltd.	25,041	317,575
	Vedanta Ltd.	97,158	329,519
	Venky’s India Ltd.	1,664	39,105
	Vesuvius India Ltd.	1,583	28,837
	V-Guard Industries Ltd.	32,201	99,702
	Vimta Labs Ltd.	2,204	11,318
	Vinati Organics Ltd.	3,323	76,709
	Vindhya Telelinks Ltd.	1,094	17,642
	VIP Industries Ltd.	9,802	90,394
	Visaka Industries Ltd.	855	5,587
*	Vodafone Idea Ltd.	1,262,400	131,388
	Voltamp Transformers Ltd.	932	30,698
	Voltas Ltd.	6,521	69,157
	VRL Logistics Ltd.	3,944	28,951
	VST Industries Ltd.	919	38,969
	VST Tillers Tractors Ltd.	669	18,147
	Welspun Corp. Ltd.	22,864	61,505
	Welspun Enterprises Ltd.	9,343	14,464
	Welspun India Ltd.	46,953	44,364
	West Coast Paper Mills Ltd.	14,157	104,681
*	Westlife Development Ltd.	9,436	85,617
	Wheels India Ltd.	2,428	18,482
	Whirlpool of India Ltd.	490	9,301
	Wipro Ltd.	87,653	410,062
*	Wockhardt Ltd.	14,037	39,478
	Zee Entertainment Enterprises Ltd.	177,149	562,557
*	Zee Media Corp. Ltd.	138,967	26,377
	Zensar Technologies Ltd.	14,569	39,121
	Zydus Lifesciences Ltd.	26,779	140,189
	Zydus Wellness Ltd.	3,658	77,827

TOTAL INDIA			104,348,654

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (3.3%)
	ABM Investama Tbk PT	130,100	$32,852
	Ace Hardware Indonesia Tbk PT	1,942,200	70,303
	Adaro Energy Indonesia Tbk PT	1,961,100	500,313
*	Adhi Karya Persero Tbk PT	281,900	10,041
*	Adi Sarana Armada Tbk PT	161,800	12,392
	AKR Corporindo Tbk PT	1,113,300	111,449
*	Alam Sutera Realty Tbk PT	3,039,900	33,905
	Aneka Tambang Tbk PT	823,400	97,464
	Arwana Citramulia Tbk PT	493,200	28,936
	Ashmore Asset Management Indonesia Tbk PT	149,400	9,929
	Astra Agro Lestari Tbk PT	99,400	54,177
	Astra International Tbk PT	1,798,700	768,639
	Astra Otoparts Tbk PT	250,300	21,190
*	Bank Amar Indonesia Tbk PT	624,500	12,518
	Bank BTPN Syariah Tbk PT	363,500	68,779
*	Bank Bukopin Tbk PT	6,045,077	52,503
*	Bank Capital Indonesia Tbk PT	1,042,800	9,499
	Bank Central Asia Tbk PT	1,991,500	1,125,750
*	Bank Jago Tbk PT	34,800	11,393
	Bank Mandiri Persero Tbk PT	1,802,300	1,217,549
*	Bank Mayapada International Tbk PT	562,800	24,694
	Bank Maybank Indonesia Tbk PT	1,456,300	23,730
*	Bank MNC Internasional Tbk PT	1,230,300	8,515
	Bank Negara Indonesia Persero Tbk PT	401,400	242,017
	Bank OCBC Nisp Tbk PT	817,200	39,338
	Bank Pan Indonesia Tbk PT	345,600	53,243
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	595,690	52,510
	Bank Pembangunan Daerah Jawa Timur Tbk PT	809,600	36,592
	Bank Rakyat Indonesia Persero Tbk PT	2,665,100	795,088
	Bank Syariah Indonesia Tbk PT	1,216,200	109,169
	Bank Tabungan Negara Persero Tbk PT	844,300	83,733
	Barito Pacific Tbk PT	1,506,600	79,709
	BFI Finance Indonesia Tbk PT	1,708,900	121,285
	BISI International Tbk PT	429,800	40,744
	Blue Bird Tbk PT	206,500	20,350
*	Buana Lintas Lautan Tbk PT	2,303,800	22,742
	Bukit Asam Tbk PT	1,043,400	261,310
*	Bumi Resources Minerals Tbk PT	8,015,200	93,000
*	Bumi Resources Tbk PT	21,777,900	264,156
*	Bumi Serpong Damai Tbk PT	1,452,800	86,637
*	Capital Financial Indonesia Tbk PT	800,300	38,973
	Charoen Pokphand Indonesia Tbk PT	459,100	164,016
Ω	Cikarang Listrindo Tbk PT	286,600	12,496
	Ciputra Development Tbk PT	1,948,200	117,388
*	Delta Dunia Makmur Tbk PT	1,889,200	47,410
	Dharma Satya Nusantara Tbk PT	583,500	20,774
	Elang Mahkota Teknologi Tbk PT	526,500	52,196
	Elnusa Tbk PT	655,800	15,799
	Erajaya Swasembada Tbk PT	2,189,300	60,440
	Garudafood Putra Putri Jaya Tbk PT	2,126,100	70,879
*	Global Mediacom Tbk PT	1,650,800	31,725
	Gudang Garam Tbk PT	48,200	74,488
	Harum Energy Tbk PT	402,700	41,522
	Hexindo Adiperkasa Tbk PT	24,400	9,156
	Impack Pratama Industri Tbk PT	134,300	29,461
	Indah Kiat Pulp & Paper Tbk PT	403,000	247,989
	Indika Energy Tbk PT	502,600	104,777
	Indo Tambangraya Megah Tbk PT	61,000	175,720
	Indocement Tunggal Prakarsa Tbk PT	205,600	122,300

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Indofood CBP Sukses Makmur Tbk PT	91,400	$57,050
	Indofood Sukses Makmur Tbk PT	510,100	211,061
	Indomobil Sukses Internasional Tbk PT	208,900	12,200
	Indosat Tbk PT	126,300	54,811
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,307,600	62,065
	Integra Indocabinet Tbk PT	420,400	11,646
	Jaccs Mitra Pinasthika Mustika Tbk PT	391,100	25,683
	Japfa Comfeed Indonesia Tbk PT	1,600,100	142,173
*	Jasa Marga Persero Tbk PT	284,000	62,094
	Kalbe Farma Tbk PT	1,900,400	249,914
*	Kapuas Prima Coal Tbk PT	2,482,800	9,530
*	Krakatau Steel Persero Tbk PT	700,100	16,863
*	Lippo Karawaci Tbk PT	5,253,300	33,679
*	M Cash Integrasi PT	13,600	9,500
*	Map Aktif Adiperkasa PT	240,900	49,435
	Matahari Department Store Tbk PT	171,200	51,241
	Mayora Indah Tbk PT	247,600	38,057
*	MD Pictures Tbk PT	280,500	48,349
	Medco Energi Internasional Tbk PT	2,208,700	163,831
	Media Nusantara Citra Tbk PT	1,583,000	83,307
	Medikaloka Hermina Tbk PT	854,900	81,707
*	Mega Manunggal Property Tbk PT	303,000	9,210
*	Merdeka Copper Gold Tbk PT	710,742	172,096
*	Metro Healthcare Indonesia Tbk PT	1,525,400	49,869
	Metrodata Electronics Tbk PT	987,800	37,049
	Metropolitan Kentjana Tbk PT	9,800	14,184
*	Mitra Adiperkasa Tbk PT	1,346,400	104,120
	Mitra Keluarga Karyasehat Tbk PT	906,100	160,506
*	MNC Kapital Indonesia Tbk PT	3,051,200	20,361
*	MNC Land Tbk PT	7,912,200	42,093
*	MNC Studios International Tbk PT	264,400	85,117
*	MNC Vision Networks Tbk PT	3,757,200	19,926
*	Mulia Industrindo Tbk PT	437,000	15,970
*	Multipolar Tbk PT	970,400	8,206
	Pabrik Kertas Tjiwi Kimia Tbk PT	273,900	137,208
*	Pacific Strategic Financial Tbk PT	512,800	37,645
	Pakuwon Jati Tbk PT	2,957,500	83,095
	Panin Financial Tbk PT	2,124,800	86,543
*	Paninvest Tbk PT	361,900	43,431
	Perusahaan Gas Negara Tbk PT	1,225,400	155,270
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	736,200	53,325
*	PP Persero Tbk PT	638,100	36,009
	Prodia Widyahusada Tbk PT	26,200	8,908
	Puradelta Lestari Tbk PT	1,689,800	19,709
	Ramayana Lestari Sentosa Tbk PT	393,000	14,496
	Resource Alam Indonesia Tbk PT	352,200	14,310
	Salim Ivomas Pratama Tbk PT	483,600	13,158
	Samudera Indonesia Tbk PT	465,600	70,718
*	Sarana Meditama Metropolitan Tbk PT	494,600	9,191
	Sarana Menara Nusantara Tbk PT	3,395,400	251,342
	Sariguna Primatirta Tbk PT	407,000	18,787
	Sawit Sumbermas Sarana Tbk PT	883,100	78,678
	Selamat Sempurna Tbk PT	416,800	40,069
*	Semen Baturaja Persero Tbk PT	422,800	11,602
	Semen Indonesia Persero Tbk PT	308,800	157,522
	Siloam International Hospitals Tbk PT	569,600	40,020
*	Smartfren Telecom Tbk PT	15,676,300	78,250
	Steel Pipe Industry of Indonesia PT	657,200	11,631
	Sumber Alfaria Trijaya Tbk PT	1,331,000	240,512

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Summarecon Agung Tbk PT	2,447,200	$92,879
	Surya Citra Media Tbk PT	3,647,700	54,714
	Surya Esa Perkasa Tbk PT	1,474,900	100,737
*	Surya Semesta Internusa Tbk PT	525,500	10,922
	Telkom Indonesia Persero Tbk PT	1,403,300	394,118
	Telkom Indonesia Persero Tbk PT, ADR	3,864	107,496
	Temas Tbk PT	216,000	24,763
	Tempo Scan Pacific Tbk PT	134,700	11,752
	Timah Tbk PT	799,200	69,505
	Tower Bersama Infrastructure Tbk PT	556,100	87,816
	Transcoal Pacific Tbk PT	62,300	41,032
	Triputra Agro Persada PT	1,974,700	88,097
	Tunas Baru Lampung Tbk PT	185,000	8,302
	Ultrajaya Milk Industry & Trading Co. Tbk PT	329,900	29,825
	Unilever Indonesia Tbk PT	549,600	163,508
	United Tractors Tbk PT	242,000	500,586
*	Vale Indonesia Tbk PT	307,900	128,607
* ††	Waskita Beton Precast Tbk PT	1,218,000	2,782
*	Waskita Karya Persero Tbk PT	1,286,700	39,684
	Wijaya Karya Beton Tbk PT	618,300	8,260
*	Wijaya Karya Persero Tbk PT	836,100	48,824
	XL Axiata Tbk PT	575,100	92,962

TOTAL INDONESIA			14,177,155

MALAYSIA — (2.1%)
	Aeon Co. M Bhd	103,300	30,160
	AEON Credit Service M Bhd	19,900	54,657
	AFFIN Bank Bhd	54,779	25,984
	Alliance Bank Malaysia Bhd	147,200	115,162
	Allianz Malaysia Bhd	7,400	20,820
	AMMB Holdings Bhd	205,200	177,557
*	Ancom Nylex Bhd	98,400	19,364
	Astro Malaysia Holdings Bhd	86,200	12,307
	Axiata Group Bhd	110,100	66,259
	Batu Kawan Bhd	10,700	47,450
*	Berjaya Corp. Bhd	359,400	17,840
	Berjaya Food Bhd	52,700	10,468
*	Bermaz Auto Bhd	132,200	55,319
	BIMB Holdings Bhd	77,000	41,292
*	Boustead Holdings Bhd	159,400	19,429
	Boustead Plantations Bhd	118,800	17,458
	British American Tobacco Malaysia Bhd	23,600	52,522
*	Bumi Armada Bhd	629,500	51,989
	Bursa Malaysia Bhd	92,400	126,058
	Cahya Mata Sarawak Bhd	96,900	17,210
	Carlsberg Brewery Malaysia Bhd, Class B	14,300	67,370
	CIMB Group Holdings Bhd	238,379	278,456
*	Coastal Contracts Bhd	48,000	20,534
	D&O Green Technologies Bhd	69,000	56,790
	Dayang Enterprise Holdings Bhd	142,800	37,400
	Dialog Group Bhd	154,000	67,113
	DiGi.Com Bhd	173,300	139,006
	DRB-Hicom Bhd	202,500	57,430
	Dufu Technology Corp. Bhd	61,800	31,088
	Duopharma Biotech Bhd	55,168	16,111
	Eco World Development Group Bhd	107,000	13,697
*	Ekovest Bhd	224,500	14,974
	FGV Holdings Bhd	92,800	25,912
	Formosa Prosonic Industries Bhd	15,600	10,412

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Fraser & Neave Holdings Bhd	11,800	$51,232
	Frontken Corp. Bhd	133,300	69,380
#	Gamuda Bhd	123,244	100,277
*	Genetec Technology Bhd	84,200	37,401
	Genting Bhd	118,800	111,639
	Genting Malaysia Bhd	109,500	63,523
	Genting Plantations Bhd	58,500	75,729
	Globetronics Technology Bhd	52,400	11,566
*	Greatech Technology Bhd	24,900	17,200
	Guan Chong Bhd	40,200	17,888
	HAP Seng Consolidated Bhd	44,800	60,990
	Hap Seng Plantations Holdings Bhd	32,800	14,010
#	Hartalega Holdings Bhd	282,800	129,108
	Heineken Malaysia Bhd	13,100	63,918
	Hengyuan Refining Co. Bhd	15,400	13,852
	Hextar Global Bhd	28,200	14,136
	Hiap Teck Venture Bhd	200,700	9,775
	Hibiscus Petroleum Bhd	303,000	62,169
	Hong Leong Bank Bhd	25,800	115,649
#	Hong Leong Capital Bhd	10,700	14,379
	Hong Leong Financial Group Bhd	11,200	45,249
	Hong Leong Industries Bhd	4,900	9,647
# *	Hong Seng Consolidated Bhd	289,400	13,451
	IHH Healthcare Bhd	62,500	78,672
	IJM Corp. Bhd	224,800	77,451
	Inari Amertron Bhd	228,800	120,760
	Insas Bhd	76,400	12,439
	IOI Corp. Bhd	140,500	121,251
	IOI Properties Group Bhd	271,000	59,063
*	JAKS Resources Bhd	248,000	13,115
	Jaya Tiasa Holdings Bhd	80,700	9,978
	Kelington Group Bhd	54,300	14,869
	Kenanga Investment Bank Bhd	111,800	20,706
	Kim Loong Resources Bhd	27,400	9,763
*	KNM Group Bhd	396,300	7,128
	Kobay Technology Bhd	16,000	9,871
	Kossan Rubber Industries Bhd	349,900	92,654
	KPJ Healthcare Bhd	381,500	66,212
*	Kronologi Asia Bhd	145,500	12,333
	Kuala Lumpur Kepong Bhd	46,300	211,978
	LBS Bina Group Bhd	84,900	7,273
	Lingkaran Trans Kota Holdings Bhd	19,400	20,521
Ω	Lotte Chemical Titan Holding Bhd	122,400	33,945
	LPI Capital Bhd	34,600	90,757
	Magnum Bhd	151,900	50,506
	Mah Sing Group Bhd	205,200	22,186
	Malakoff Corp. Bhd	180,400	23,510
	Malayan Banking Bhd	191,100	347,144
	Malayan Flour Mills Bhd	89,300	10,302
*	Malaysia Airports Holdings Bhd	32,600	41,218
	Malaysia Building Society Bhd	455,000	56,763
	Malaysia Smelting Corp. Bhd	31,800	9,422
	Malaysian Pacific Industries Bhd	13,000	66,208
	Malaysian Resources Corp. Bhd	268,600	17,064
	Matrix Concepts Holdings Bhd	156,150	46,825
	Maxis Bhd	91,400	74,399
	MBM Resources Bhd	15,600	10,966
	Media Prima Bhd	69,600	6,249
	Mega First Corp. Bhd	107,600	74,675

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	MISC Bhd	49,200	$75,289
	MKH Bhd	32,700	8,030
Ω	MR DIY Group M Bhd	129,300	55,279
*	Muhibbah Engineering M Bhd	69,150	6,073
	My EG Services Bhd	321,769	60,239
	Nestle Malaysia Bhd	3,600	101,264
	Nylex Malaysia Bhd	1,640	68
	Oriental Holdings Bhd	37,300	52,524
	OSK Holdings Bhd	140,700	26,488
#	PA Resources Bhd	116,900	6,185
	Padini Holdings Bhd	77,600	55,535
	Perak Transit Bhd	128,600	26,798
	Petron Malaysia Refining & Marketing Bhd	9,400	9,127
	Petronas Chemicals Group Bhd	95,900	176,804
	Petronas Dagangan Bhd	17,100	78,469
	Petronas Gas Bhd	26,400	95,481
	PMB Technology Bhd	25,100	21,443
	PPB Group Bhd	39,000	137,714
	Press Metal Aluminium Holdings Bhd	165,500	152,349
	Public Bank Bhd	577,100	545,763
	QL Resources Bhd	83,200	90,132
*	Revenue Group Bhd	57,700	11,440
	RHB Bank Bhd	121,817	147,519
	Sam Engineering & Equipment M Bhd	16,000	18,003
	Sarawak Oil Palms Bhd	64,500	35,074
	Scientex Bhd	130,300	89,852
	Sime Darby Bhd	286,400	136,370
	Sime Darby Plantation Bhd	209,000	194,583
	Sime Darby Property Bhd	603,500	58,040
	SKP Resources Bhd	154,600	52,074
	SP Setia Bhd Group	442,500	44,830
	Sports Toto Bhd	129,321	49,631
	Sunway Bhd	138,300	46,811
	Sunway Construction Group Bhd	48,800	15,709
	Supermax Corp. Bhd	329,800	67,333
	Syarikat Takaful Malaysia Keluarga Bhd	68,200	47,623
	Ta Ann Holdings Bhd	52,100	43,533
	TASCO Bhd	49,700	9,146
	Telekom Malaysia Bhd	63,946	75,208
	Tenaga Nasional Bhd	93,900	167,219
	Thong Guan Industries Bhd	32,000	18,356
	TIME dotCom Bhd	102,200	98,388
	Top Glove Corp. Bhd	1,154,100	194,253
*	Tropicana Corp. Bhd	101,600	28,345
	TSH Resources Bhd	179,000	40,120
	Uchi Technologies Bhd	31,800	22,741
*	UEM Sunrise Bhd	81,300	3,527
	UMW Holdings Bhd	58,000	41,206
	Unisem M Bhd	87,000	48,941
	United Plantations Bhd	15,100	45,518
	UOA Development Bhd	26,800	8,850
	UWC Bhd	42,500	33,396
	ViTrox Corp. Bhd	28,700	43,177
	VS Industry Bhd	474,200	84,839
	WCT Holdings Bhd	117,700	9,087
	Westports Holdings Bhd	89,900	63,759
*	Widad Group Bhd	158,500	14,090
	Yinson Holdings Bhd	178,240	79,938
	YTL Corp. Bhd	601,900	71,927

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	YTL Power International Bhd	230,200	$34,333

TOTAL MALAYSIA			8,961,785

MEXICO — (2.8%)
	Alpek SAB de CV	118,368	166,084
*	Alsea SAB de CV	77,482	148,840
	America Movil SAB de CV, Sponsored ADR, Class L	104,835	1,971,946
	Arca Continental SAB de CV	24,320	198,679
*	Axtel SAB de CV	59,792	4,195
Ω	Banco del Bajio SA	129,509	364,610
	Becle SAB de CV	16,126	34,152
	Bolsa Mexicana de Valores SAB de CV	70,811	128,377
*	Cemex SAB de CV	50,100	19,521
*	Cemex SAB de CV, Sponsored ADR	89,939	347,165
	Coca-Cola Femsa SAB de CV	21,876	137,596
	Consorcio ARA SAB de CV	60,994	9,697
	Corp. Inmobiliaria Vesta SAB de CV	69,496	151,423
	El Puerto de Liverpool SAB de CV, Class C1	20,058	102,482
	Fomento Economico Mexicano SAB de CV	58,158	417,230
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	249	17,833
	GCC SAB de CV	33,786	210,785
	Genomma Lab Internacional SAB de CV, Class B	135,132	104,011
	Gentera SAB de CV	228,930	234,788
	Gruma SAB de CV, Class B	18,513	213,648
	Grupo Aeroportuario del Centro Norte SAB de CV	43,097	343,680
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	2,449	379,742
	Grupo Aeroportuario del Sureste SAB de CV, ADR	524	122,312
	Grupo Aeroportuario del Sureste SAB de CV, Class B	3,811	89,436
	Grupo Bimbo SAB de CV, Class A	70,784	274,412
	Grupo Carso SAB de CV	28,234	113,859
	Grupo Comercial Chedraui SA de CV	44,282	179,001
	Grupo Elektra SAB de CV	1,386	69,604
	Grupo Financiero Banorte SAB de CV, Class O	162,996	1,326,888
*	Grupo Financiero Inbursa SAB de CV, Class O	115,809	212,937
	Grupo Herdez SAB de CV	30,290	60,739
	Grupo Industrial Saltillo SAB de CV	40,490	63,127
	Grupo Mexico SAB de CV, Class B	258,241	930,231
	Grupo Rotoplas SAB de CV	27,251	41,262
	Grupo Televisa SAB, Sponsored ADR	25,711	134,983
	Grupo Televisa SAB	126,063	133,615
#*Ω	Grupo Traxion SAB de CV	17,971	21,034
	Industrias Bachoco SAB de CV, Class B	17,031	69,558
	Industrias Penoles SAB de CV	19,734	221,125
	Kimberly-Clark de Mexico SAB de CV, Class A	148,811	234,486
	La Comer SAB de CV	100,672	184,952
	Megacable Holdings SAB de CV	125,123	260,628
* Ω	Nemak SAB de CV	409,507	110,784
	Operadora de Sites Mexicanos SA de CV, Class A	75,450	83,055
	Orbia Advance Corp. SAB de CV	135,566	228,053
	Promotora y Operadora de Infraestructura SAB de CV	40,694	306,114
	Qualitas Controladora SAB de CV	28,436	111,588
*	Unifin Financiera SAB de CV	44,147	3,654
*	Vista Energy SAB de CV, ADR	12,243	161,975
	Wal-Mart de Mexico SAB de CV	208,544	805,631

TOTAL MEXICO			12,261,527

PERU — (0.1%)
*	Cementos Pacasmayo SAA, ADR	1,995	10,673

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PERU — (Continued)
	Credicorp Ltd.	1,427	$208,856
	Intercorp Financial Services, Inc.	714	17,564

TOTAL PERU			237,093

PHILIPPINES — (1.0%)
	8990 Holdings, Inc.	186,300	30,887
	Aboitiz Equity Ventures, Inc.	77,880	76,542
	Aboitiz Power Corp.	67,400	36,921
	ACEN Corp.	234,350	25,482
	AllHome Corp.	108,400	5,175
	Alliance Global Group, Inc.	509,600	79,492
*	Atlas Consolidated Mining & Development Corp.	193,200	10,909
	Ayala Corp.	8,710	101,078
	Ayala Land, Inc.	123,400	54,764
*	AyalaLand Logistics Holdings Corp.	199,500	11,113
	Bank of the Philippine Islands	123,240	204,956
	BDO Unibank, Inc.	137,580	304,105
*	Bloomberry Resorts Corp.	427,700	52,004
*	Cebu Air, Inc.	26,100	16,333
	Century Pacific Food, Inc.	168,300	69,153
*	Converge Information & Communications Technology Solutions, Inc.	324,900	69,586
	Cosco Capital, Inc.	304,100	20,716
	D&L Industries, Inc.	302,900	41,149
*	DITO CME Holdings Corp.	460,000	23,452
	DMCI Holdings, Inc.	628,500	103,604
	DoubleDragon Corp.	74,100	7,198
*	Emperador, Inc.	129,700	43,888
	Filinvest Land, Inc.	820,000	11,040
	First Gen Corp.	64,400	17,320
	First Philippine Holdings Corp.	7,400	7,812
	Ginebra San Miguel, Inc.	4,700	8,713
	Global Ferronickel Holdings, Inc.	230,000	8,930
	Globe Telecom, Inc.	3,069	123,728
	GT Capital Holdings, Inc.	14,320	102,388
*	Integrated Micro-Electronics, Inc.	101,500	8,816
	International Container Terminal Services, Inc.	51,900	155,579
	JG Summit Holdings, Inc.	145,580	108,977
	Jollibee Foods Corp.	30,520	122,426
	LT Group, Inc.	382,300	53,442
*	MacroAsia Corp.	129,600	10,341
	Manila Electric Co.	13,410	69,918
	Megaworld Corp.	1,596,000	57,578
	Metro Pacific Investments Corp.	1,031,000	65,232
	Metropolitan Bank & Trust Co.	224,540	201,588
	Nickel Asia Corp.	1,091,100	91,389
*	Petron Corp.	604,000	26,032
	Philex Mining Corp.	244,200	9,741
*	Philippine National Bank	25,400	8,428
	Pilipinas Shell Petroleum Corp.	73,700	21,941
	PLDT, Inc., Sponsored ADR	4,387	120,730
	PLDT, Inc.	2,970	83,754
	Puregold Price Club, Inc.	243,900	126,551
	Robinsons Land Corp.	381,000	98,030
	Robinsons Retail Holdings, Inc.	103,990	96,498
	San Miguel Corp.	56,870	94,523
	San Miguel Food & Beverage, Inc.	81,480	51,517
	Security Bank Corp.	99,150	148,461
	Semirara Mining & Power Corp.	74,000	44,990
	SM Investments Corp.	7,270	103,615

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	SM Prime Holdings, Inc.	227,100	$124,025
	Synergy Grid & Development Phils, Inc.	172,000	35,766
	Union Bank of the Philippines	43,194	57,572
	Universal Robina Corp.	71,050	150,313
	Vista Land & Lifescapes, Inc.	439,000	13,098
	Wilcon Depot, Inc.	164,300	83,503

TOTAL PHILIPPINES			4,112,812

POLAND — (0.8%)
*	11 bit studios SA	100	11,281
*	Alior Bank SA	15,973	98,202
* Ω	Allegro.eu SA	7,612	36,919
	Alumetal SA	777	10,782
	Amica SA	943	14,023
*	AmRest Holdings SE	10,007	38,466
	ASBISc Enterprises PLC	10,011	45,273
	Asseco Poland SA	7,579	109,046
	Asseco South Eastern Europe SA	1,022	8,985
	Auto Partner SA	9,577	23,246
	Bank Handlowy w Warszawie SA	3,430	44,394
*	Bank Millennium SA	75,668	68,927
*	Bank Ochrony Srodowiska SA	4,752	7,639
	Bank Polska Kasa Opieki SA	9,799	160,600
*	Benefit Systems SA	229	29,661
	Budimex SA	1,503	75,459
	Bumech SA	1,370	19,145
*	CCC SA	4,737	36,513
	CD Projekt SA	1,848	49,103
	Celon Pharma SA	1,503	4,248
*	CI Games SA	33,347	18,855
*	Ciech SA	7,045	49,362
	Cognor Holding SA	36,728	28,365
	ComArch SA	203	5,952
	Cyfrowy Polsat SA	21,047	78,802
	Develia SA	32,954	13,677
* Ω	Dino Polska SA	2,059	134,396
	Dom Development SA	980	17,320
*	Enea SA	50,413	55,024
*	Eurocash SA	14,818	35,372
*	Famur SA	38,633	24,882
*	Grupa Azoty SA	10,379	71,110
	Grupa Kety SA	1,266	130,604
	ING Bank Slaski SA	2,371	82,612
	Inter Cars SA	892	67,209
*	Jastrzebska Spolka Weglowa SA	7,481	64,880
	Kernel Holding SA	6,999	24,220
	KGHM Polska Miedz SA	10,397	207,862
	KRUK SA	2,010	117,047
	LiveChat Software SA	1,727	40,136
	LPP SA	75	129,956
	Lubelski Wegiel Bogdanka SA	1,809	12,657
*	mBank SA	589	32,971
	Mo-BRUK SA	316	18,916
	Neuca SA	374	47,768
	Orange Polska SA	44,022	55,504
*	PGE Polska Grupa Energetyczna SA	54,324	61,916
	PlayWay SA	109	6,440
*	Polimex-Mostostal SA	11,462	8,183
	Polski Koncern Naftowy Orlen SA	29,724	341,336

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	Polskie Gornictwo Naftowe i Gazownictwo SA	67,967	$73,290
	Powszechna Kasa Oszczednosci Bank Polski SA	26,948	146,850
	Powszechny Zaklad Ubezpieczen SA	32,670	183,028
	Santander Bank Polska SA	896	47,576
*	Selvita SA	353	6,245
	Stalexport Autostrady SA	14,168	7,604
*	Tauron Polska Energia SA	152,783	61,990
	Tim SA	1,511	8,549
	Warsaw Stock Exchange	2,361	15,979
	Wirtualna Polska Holding SA	2,900	56,366
Ω	XTB SA	6,984	39,881
*	Zespol Elektrowni Patnow Adamow Konin SA	2,547	14,585

TOTAL POLAND			3,537,189

QATAR — (1.6%)
	Aamal Co.	319,925	98,818
	Al Khaleej Takaful Group QSC	35,655	25,886
	Al Meera Consumer Goods Co. QSC	16,072	77,281
*	Alijarah Holding Co. QPSC	53,449	13,256
	Baladna	119,717	54,400
	Barwa Real Estate Co.	177,455	165,586
	Commercial Bank PSQC	282,153	487,709
	Doha Bank QPSC	318,788	193,044
	Doha Insurance Co. QSC	19,125	10,798
*	Estithmar Holding QPSC	53,496	26,703
*	Gulf International Services QSC	264,344	131,952
	Gulf Warehousing Co.	86,700	101,711
	Industries Qatar QSC	85,514	370,191
*	Lesha Bank LLC	173,239	58,277
	Mannai Corp. QSC	43,427	90,586
	Masraf Al Rayan QSC	249,978	263,386
*	Mazaya Real Estate Development QPSC	75,971	17,427
	Medicare Group	23,304	44,549
	Mesaieed Petrochemical Holding Co.	190,131	118,583
	Ooredoo QPSC	116,687	312,837
	Qatar Aluminum Manufacturing Co.	433,070	192,684
	Qatar Electricity & Water Co. QSC	36,707	186,434
	Qatar Fuel QSC	43,947	230,241
	Qatar Gas Transport Co. Ltd.	407,547	458,838
	Qatar Industrial Manufacturing Co. QSC	16,109	15,616
	Qatar Insurance Co. SAQ	267,261	158,435
	Qatar International Islamic Bank QSC	43,165	137,104
	Qatar Islamic Bank SAQ	51,765	346,382
	Qatar Islamic Insurance Group	6,853	16,720
	Qatar National Bank QPSC	329,993	1,806,925
	Qatar National Cement Co. QSC	77,708	97,203
	Qatar Navigation QSC	110,543	311,310
*	Salam International Investment Ltd. QSC	162,465	34,590
	United Development Co. QSC	318,047	125,104
	Vodafone Qatar QSC	469,345	215,765
*	Widam Food Co.	16,793	12,842
	Zad Holding Co.	2,910	13,776

TOTAL QATAR			7,022,949

RUSSIA — (0.0%)
* ††	Etalon Group PLC, GDR	13,659	0
* ††	Gazprom PJSC, Sponsored ADR	146,620	0
* ††	Globaltrans Investment PLC, GDR	3,781	0

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
* ††	Lukoil PJSC, Sponsored ADR	14,097	$0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	3,184	0
* ††	MMC Norilsk Nickel PJSC, ADR	12,635	0
* ††	Mobile TeleSystems PJSC, ADR	18,324	0
* ††	Novatek PJSC, GDR	828	0
* ††	Novolipetsk Steel PJSC, GDR	4,909	0
* ††	PhosAgro PJSC, GDR	4,572	0
* ††	PhosAgro PJSC	29	0
* ††	Polyus PJSC, GDR	1,516	0
* ††	Ros Agro PLC, GDR	909	0
* ††	Rosneft Oil Co. PJSC, GDR	21,620	0
* ††	Rostelecom PJSC, Sponsored ADR	1,387	0
* ††	RusHydro PJSC, ADR	12,112	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	96,975	0
* ††	Severstal PAO, GDR	4,377	0
* ††	Tatneft PJSC, Sponsored ADR	7,288	0
* ††	VK Co. Ltd., GDR	4,108	0
* ††	VTB Bank PJSC, GDR	49,902	0
* ††	X5 Retail Group NV, GDR	3,692	0

SAUDI ARABIA — (5.9%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	3,095	14,912
	Abdullah Al Othaim Markets Co.	7,946	240,046
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	1,404	11,944
	Advanced Petrochemical Co.	23,734	279,341
*	Al Alamiya for Cooperative Insurance Co.	3,797	15,277
	Al Babtain Power & Telecommunication Co.	3,832	22,954
*	Al Etihad Cooperative Insurance Co.	2,553	9,200
*	Al Gassim Investment Holding Co.	2,452	14,495
	Al Hammadi Holding	10,936	130,808
*	Al Hassan Ghazi Ibrahim Shaker Co.	7,417	44,294
	Al Jouf Agricultural Development Co.	3,954	45,386
*	Al Jouf Cement Co.	10,046	30,947
*	Al Khaleej Training & Education Co.	7,024	29,553
	Al Moammar Information Systems Co.	2,081	58,591
*	Al Rajhi Bank	89,608	2,031,939
*	Al Rajhi Co. for Co-operative Insurance	2,584	70,398
	Al Yamamah Steel Industries Co.	6,531	51,901
*	AlAbdullatif Industrial Investment Co.	6,507	30,740
	Alandalus Property Co.	4,628	19,552
	Alaseel Co.	3,390	38,479
	Aldrees Petroleum & Transport Services Co.	6,861	132,430
	Alinma Bank	53,346	532,178
*	AlJazira Takaful Ta’awuni Co.	3,722	15,165
*	Allianz Saudi Fransi Cooperative Insurance Co.	9,029	32,619
	Almarai Co. JSC	19,247	288,226
	Alujain Corp.	3,142	39,247
	Arab National Bank	52,946	454,636
*	Arab Sea Information Systems Co.	861	19,045
	Arabian Cement Co.	11,248	112,473
	Arabian Centres Co. Ltd.	14,099	73,256
*	Arabian Shield Cooperative Insurance Co.	3,276	15,337
	Arriyadh Development Co.	18,565	100,245
	Astra Industrial Group	7,112	104,127
	Ataa Educational Co.	2,214	31,215
*	Bank AlBilad	30,780	415,665
	Bank Al-Jazira	36,697	228,318
	Banque Saudi Fransi	42,633	490,065
*	Basic Chemical Industries Ltd.	1,463	14,227
*	Batic Investments & Logistic Co.	3,334	20,992

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Bawan Co.	6,695	$66,865
	Bupa Arabia for Cooperative Insurance Co.	4,266	219,103
*	Buruj Cooperative Insurance Co.	1,991	8,555
	City Cement Co.	13,609	73,549
*	Co. for Cooperative Insurance	9,293	209,432
	Dallah Healthcare Co.	5,051	215,333
*	Dar Al Arkan Real Estate Development Co.	75,679	270,764
	Dr Sulaiman Al Habib Medical Services Group Co.	7,026	423,828
*	Dur Hospitality Co.	11,575	65,595
	Eastern Province Cement Co.	8,714	102,598
	Electrical Industries Co.	4,012	28,678
*	Emaar Economic City	80,753	206,193
	Etihad Etisalat Co.	66,903	651,339
*	Fawaz Abdulaziz Al Hokair & Co.	7,074	32,561
	Fitaihi Holding Group	2,815	29,054
	Gulf Insurance Group	6,434	44,453
	Hail Cement Co.	12,394	42,001
	Halwani Brothers Co.	2,106	32,906
*	Herfy Food Services Co.	6,415	66,899
	Jarir Marketing Co.	6,581	287,054
*	Jazan Energy & Development Co.	4,153	15,053
	L’Azurde Co. for Jewelry	3,842	14,728
	Leejam Sports Co. JSC	3,697	77,793
	Maharah Human Resources Co.	2,468	39,609
*	Malath Cooperative Insurance Co.	4,401	15,086
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	11,110	28,602
*	Methanol Chemicals Co.	9,132	74,788
*	Middle East Healthcare Co.	7,625	65,582
	Middle East Paper Co.	5,666	78,481
*	Mobile Telecommunications Co. Saudi Arabia	123,508	426,583
	Mouwasat Medical Services Co.	3,789	220,570
	Najran Cement Co.	15,582	52,644
*	Nama Chemicals Co.	1,982	23,810
*	National Agriculture Development Co.	9,803	68,027
	National Co. for Glass Industries	4,519	46,428
	National Co. for Learning & Education	1,736	27,416
	National Gas & Industrialization Co.	4,796	68,527
	National Gypsum	2,758	19,394
*	National Industrialization Co.	67,157	238,759
	National Medical Care Co.	3,801	70,757
*	National Metal Manufacturing & Casting Co.	2,983	15,374
	Northern Region Cement Co.	13,960	43,542
	Qassim Cement Co.	5,090	102,120
*	Rabigh Refining & Petrochemical Co.	42,120	152,697
	Riyad Bank	84,839	810,840
	SABIC Agri-Nutrients Co.	21,245	897,641
	Sahara International Petrochemical Co.	56,766	611,135
*	Saudi Airlines Catering Co.	6,590	135,706
*	Saudi Arabian Mining Co.	68,181	1,517,588
Ω	Saudi Arabian Oil Co.	133,379	1,237,826
	Saudi Automotive Services Co.	4,424	37,230
	Saudi Basic Industries Corp.	69,634	1,635,042
	Saudi British Bank	53,056	614,578
	Saudi Cement Co.	12,694	180,044
	Saudi Ceramic Co.	9,878	108,822
	Saudi Chemical Co. Holding	10,557	82,448
*	Saudi Co. For Hardware CJSC	3,117	27,927
	Saudi Electricity Co.	45,656	327,832
*	Saudi Ground Services Co.	13,740	95,131

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Industrial Investment Group	36,190	$216,210
	Saudi Industrial Services Co.	12,250	72,669
	Saudi Investment Bank	43,792	211,252
*	Saudi Kayan Petrochemical Co.	125,091	438,193
*	Saudi Marketing Co.	4,184	24,185
	Saudi National Bank	58,137	918,869
*	Saudi Paper Manufacturing Co.	1,557	11,629
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	10,857	76,519
*	Saudi Printing & Packaging Co.	3,811	17,731
*	Saudi Public Transport Co.	11,177	50,286
*	Saudi Real Estate Co.	20,491	68,608
*	Saudi Reinsurance Co.	7,845	27,773
*	Saudi Research & Media Group	3,947	211,431
*	Saudi Steel Pipe Co.	3,936	21,517
	Saudi Telecom Co.	127,633	1,371,263
	Saudia Dairy & Foodstuff Co.	2,596	162,289
	Savola Group	49,018	381,897
*	Seera Group Holding	27,730	140,748
*	Sinad Holding Co.	12,657	42,750
	Southern Province Cement Co.	12,910	188,163
	Tabuk Cement Co.	9,287	43,165
*	Takween Advanced Industries Co.	3,232	9,143
	Umm Al-Qura Cement Co.	6,178	30,526
	United Electronics Co.	7,433	151,213
	United International Transportation Co.	8,624	104,959
	United Wire Factories Co.	3,177	25,426
*	Walaa Cooperative Insurance Co.	6,434	23,280
*	Yamama Cement Co.	21,521	168,247
	Yanbu Cement Co.	12,846	142,492
	Yanbu National Petrochemical Co.	37,114	441,282
	Zahrat Al Waha For Trading Co.	678	6,456
*	Zamil Industrial Investment Co.	9,469	45,054

TOTAL SAUDI ARABIA			25,538,368

SOUTH AFRICA — (4.6%)
	Absa Group Ltd.	64,328	698,552
	Adcock Ingram Holdings Ltd.	13,080	33,995
	Advtech Ltd.	114,347	110,883
	AECI Ltd.	24,954	125,535
	African Rainbow Minerals Ltd.	15,418	217,118
	Afrimat Ltd.	6,549	17,111
	Alexander Forbes Group Holdings Ltd.	90,998	24,555
	Altron Ltd., Class A	16,149	7,709
	Alviva Holdings Ltd.	8,148	10,196
	Anglo American Platinum Ltd.	3,165	252,016
	AngloGold Ashanti Ltd., Sponsored ADR	39,498	515,449
*	ArcelorMittal South Africa Ltd.	34,675	8,886
	Aspen Pharmacare Holdings Ltd.	35,294	290,326
	Astral Foods Ltd.	9,700	93,136
	AVI Ltd.	52,204	209,103
	Barloworld Ltd.	43,140	241,421
	Bid Corp. Ltd.	23,895	384,522
	Bidvest Group Ltd.	30,347	350,634
*	Blue Label Telecoms Ltd.	144,432	40,573
	Capitec Bank Holdings Ltd.	2,555	264,562
	Cashbuild Ltd.	3,372	35,225
*	City Lodge Hotels Ltd.	47,035	10,736
	Clicks Group Ltd.	25,503	432,085
	Coronation Fund Managers Ltd.	23,717	42,338

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Curro Holdings Ltd.	25,363	$11,660
	DataTec Ltd.	46,004	103,446
Ω	Dis-Chem Pharmacies Ltd.	66,080	120,783
*	Discovery Ltd.	15,978	104,509
*	Distell Group Holdings Ltd.	5,169	48,840
	DRDGOLD Ltd.	86,654	44,728
	Exxaro Resources Ltd.	25,356	282,547
	Famous Brands Ltd.	9,346	28,678
	FirstRand Ltd.	219,474	767,277
	Foschini Group Ltd.	61,889	386,943
#	Gold Fields Ltd., Sponsored ADR	92,380	727,954
	Grindrod Ltd.	66,994	37,802
	Grindrod Shipping Holdings Ltd.	1,054	27,186
	Harmony Gold Mining Co. Ltd., Sponsored ADR	82,953	232,268
	Hudaco Industries Ltd.	5,877	43,777
	Impala Platinum Holdings Ltd.	81,647	835,956
	Investec Ltd.	21,207	104,268
	Invicta Holdings Ltd.	5,930	8,571
	Italtile Ltd.	77,979	58,369
	JSE Ltd.	13,218	73,035
	KAP Industrial Holdings Ltd.	659,892	165,948
	Kumba Iron Ore Ltd.	4,251	79,972
	Lewis Group Ltd.	6,515	17,079
	Life Healthcare Group Holdings Ltd.	213,476	229,402
*	Massmart Holdings Ltd.	11,543	38,443
	Merafe Resources Ltd.	305,519	20,639
	Metair Investments Ltd.	30,886	46,555
	Momentum Metropolitan Holdings	336,334	314,166
	Motus Holdings Ltd.	31,088	196,278
	Mpact Ltd.	18,342	27,945
	Mr Price Group Ltd.	27,999	269,484
	MTN Group Ltd.	132,943	939,568
	MultiChoice Group	37,121	242,616
*	Murray & Roberts Holdings Ltd.	41,818	10,819
*	Nampak Ltd.	78,393	8,035
	Naspers Ltd., Class N	2,236	230,491
	Nedbank Group Ltd.	28,827	341,277
	NEPI Rockcastle NV	35,994	180,912
	Netcare Ltd.	175,481	149,251
	Ninety One Ltd.	22,427	52,736
	Oceana Group Ltd.	11,067	33,379
	Old Mutual Ltd.	969,414	550,270
	Omnia Holdings Ltd.	39,214	153,850
Ω	Pepkor Holdings Ltd.	251,915	311,339
	Pick n Pay Stores Ltd.	55,758	179,230
*	PPC Ltd.	164,292	19,940
	PSG Konsult Ltd.	49,128	29,343
	Raubex Group Ltd.	27,079	42,257
	Reunert Ltd.	38,170	95,928
	Royal Bafokeng Platinum Ltd.	26,544	213,500
	Sanlam Ltd.	95,419	278,141
	Santam Ltd.	7,676	106,192
*	Sappi Ltd.	150,651	464,126
	Sasol Ltd.	59,057	992,751
	Shoprite Holdings Ltd.	38,325	487,822
	Sibanye Stillwater Ltd.	80,768	189,177
#	Sibanye Stillwater Ltd., ADR	60,116	564,489
*	Southern Sun Ltd.	115,331	27,029
	SPAR Group Ltd.	27,942	236,861

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Stadio Holdings Ltd.	45,933	$9,899
	Standard Bank Group Ltd.	79,411	741,321
*	Steinhoff International Holdings NV	61,315	6,310
	Sun International Ltd.	42,558	76,576
	Super Group Ltd.	71,485	101,183
*	Telkom SA SOC Ltd.	91,770	182,263
	Thungela Resources Ltd.	29,079	457,089
	Tiger Brands Ltd.	22,271	225,344
	Transaction Capital Ltd.	40,390	90,288
	Truworths International Ltd.	59,915	170,510
	Tsogo Sun Gaming Ltd.	62,266	39,047
	Vodacom Group Ltd.	34,763	236,789
*	Wilson Bayly Holmes-Ovcon Ltd.	9,131	47,963
	Woolworths Holdings Ltd.	102,450	351,321

TOTAL SOUTH AFRICA			19,738,406

SOUTH KOREA — (15.2%)
	ABOV Semiconductor Co. Ltd.	2,046	14,467
*	Actoz Soft Co. Ltd.	1,796	8,119
	ADTechnology Co. Ltd.	798	9,247
	Advanced Nano Products Co. Ltd.	515	33,508
	Advanced Process Systems Corp.	2,120	25,602
	Aekyung Chemical Co. Ltd.	2,611	16,991
	Aekyung Industrial Co. Ltd.	582	4,487
*	AeroSpace Technology of Korea, Inc.	1,767	5,216
	AfreecaTV Co. Ltd.	1,507	83,902
*	Agabang&Company	2,509	5,510
	Ahnlab, Inc.	490	21,406
	AJ Networks Co. Ltd.	4,633	19,078
*	Ajin Industrial Co. Ltd.	6,722	13,036
	AK Holdings, Inc.	670	5,300
*	Alteogen, Inc.	618	15,868
*	ALUKO Co. Ltd.	6,645	11,709
*	Amicogen, Inc.	830	11,047
*	Aminologics Co. Ltd.	6,820	9,141
	Amorepacific Corp.	753	48,889
	Amorepacific Group	2,385	41,294
*	Amotech Co. Ltd.	319	4,872
*	Anam Electronics Co. Ltd.	6,817	8,831
*	Ananti, Inc.	10,560	39,119
*	Anapass, Inc.	872	15,266
*	Anterogen Co. Ltd.	349	3,493
*	Aprogen pharmaceuticals, Inc.	30,800	11,978
*	Aprogen, Inc.	40,602	29,696
	APS Holdings Corp.	1,545	12,992
	APTC Co. Ltd.	2,186	21,334
	Asia Cement Co. Ltd.	4,821	31,307
	ASIA Holdings Co. Ltd.	108	8,255
	Asia Pacific Satellite, Inc.	1,665	10,501
	Asia Paper Manufacturing Co. Ltd.	937	24,052
	Atinum Investment Co. Ltd.	5,024	9,606
	AUK Corp.	4,205	6,221
	Autech Corp.	1,316	5,408
	Avaco Co. Ltd.	1,340	16,062
	Bcworld Pharm Co. Ltd.	1,067	5,132
	BGF Co. Ltd.	3,357	7,685
	BGF retail Co. Ltd.	693	90,625
	BH Co. Ltd.	3,656	61,695
*	Binex Co. Ltd.	1,858	14,496

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Binggrae Co. Ltd.	1,197	$31,331
*	Bioneer Corp.	1,227	22,880
*	BL Pharmtech Corp.	10,306	5,666
	BNK Financial Group, Inc.	29,019	130,408
	Boditech Med, Inc.	2,266	16,374
*	Bohae Brewery Co. Ltd.	13,362	5,885
	BoKwang Industry Co. Ltd.	3,237	13,298
	Boryung	4,979	36,651
	Bukwang Pharmaceutical Co. Ltd.	2,964	15,681
	BYC Co. Ltd.	29	7,479
	Byucksan Corp.	7,190	9,794
*	Cafe24 Corp.	703	4,972
	Cell Biotech Co. Ltd.	725	5,693
	Celltrion Healthcare Co. Ltd.	996	48,459
*	Celltrion Pharm, Inc.	1,269	60,199
	Celltrion, Inc.	2,907	390,755
*	Cellumed Co. Ltd.	2,172	6,599
*	Central Motek Co. Ltd.	965	8,793
*	Chabiotech Co. Ltd.	3,774	34,877
	Cheil Worldwide, Inc.	7,636	130,845
	Chemtronics Co. Ltd.	2,042	22,530
*	ChinHung International, Inc.	10,352	8,918
	Chinyang Holdings Corp.	6,415	13,519
	Chips&Media, Inc.	1,531	17,091
*	Choa Pharmaceutical Co.	4,806	7,463
*	Choil Aluminum Co. Ltd.	12,480	20,459
	Chong Kun Dang Pharmaceutical Corp.	947	55,781
	Chongkundang Holdings Corp.	376	13,852
*	Chorokbaem Media Co. Ltd.	5,900	43,208
	Chunbo Co. Ltd.	228	34,873
	CJ CheilJedang Corp.	801	232,564
	CJ Corp.	2,508	126,226
	CJ ENM Co. Ltd.	1,952	100,369
	CJ Freshway Corp.	1,512	33,859
*	CJ Logistics Corp.	1,547	95,271
*	CJ Seafood Corp.	3,549	6,608
*	CMG Pharmaceutical Co. Ltd.	3,550	5,284
*	CoAsia Corp.	1,334	5,852
*	Com2uS Holdings Corp.	603	18,235
	Com2uSCorp.	1,599	79,562
*	ContentreeJoongAng Corp.	386	5,951
*	Coreana Cosmetics Co. Ltd.	3,128	6,179
*	Corentec Co. Ltd.	1,315	8,369
*	COSMAX NBT, Inc.	2,200	5,938
	Cosmax, Inc.	2,125	68,168
*	CosmoAM&T Co. Ltd.	1,561	73,297
*	Cosmochemical Co. Ltd.	2,247	39,600
	Coway Co. Ltd.	5,764	223,504
	Cowintech Co. Ltd.	825	14,656
	Creas F&C Co. Ltd.	302	4,209
*	Creative & Innovative System	1,792	16,369
	Creverse, Inc.	731	10,609
*	CrystalGenomics, Inc.	3,679	8,786
	CS Wind Corp.	889	36,622
	Cuckoo Holdings Co. Ltd.	1,504	17,139
	Cuckoo Homesys Co. Ltd.	1,762	35,463
*	Curexo, Inc.	1,919	9,617
	Cymechs, Inc.	857	7,237
	D.I Corp.	1,543	4,753

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	DA Technology Co. Ltd.	3,348	$8,360
	Dae Han Flour Mills Co. Ltd.	235	21,259
	Dae Won Kang Up Co. Ltd.	3,957	7,077
*	Dae Young Packaging Co. Ltd.	6,035	6,264
*	Daea TI Co. Ltd.	4,923	9,824
*	Daebo Magnetic Co. Ltd.	401	16,983
	Daechang Co. Ltd.	11,506	10,317
	Daedong Corp.	5,717	45,902
	Daeduck Co. Ltd.	5,649	23,890
	Daeduck Electronics Co. Ltd.	4,651	80,059
	Daehan Steel Co. Ltd.	4,106	35,235
*	Dae-Il Corp.	2,682	7,513
	Daejoo Electronic Materials Co. Ltd.	580	36,481
	Daejung Chemicals & Metals Co. Ltd.	664	8,280
	Daelim B&Co Co. Ltd.	1,578	4,241
*	Daemyung Sonoseason Co. Ltd.	12,188	5,940
	Daesang Corp.	5,665	83,227
	Daesang Holdings Co. Ltd.	1,402	6,960
	Daesung Energy Co. Ltd.	2,796	21,609
	Daesung Holdings Co. Ltd.	582	40,319
*	Daesung Industrial Co. Ltd.	3,351	9,612
*	Daewon Cable Co. Ltd.	8,237	6,805
	Daewon Pharmaceutical Co. Ltd.	2,308	27,257
*	Daewoo Engineering & Construction Co. Ltd.	36,223	106,674
# *	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	2,632	33,756
	Daewoong Co. Ltd.	2,515	36,392
	Daewoong Pharmaceutical Co. Ltd.	213	24,114
	Daihan Pharmaceutical Co. Ltd.	1,266	24,780
	Daishin Securities Co. Ltd.	8,155	79,791
*	Daiyang Metal Co. Ltd.	3,432	8,036
*	Danal Co. Ltd.	4,742	19,208
*	Danawa Co. Ltd.	430	5,154
	Daol Investment & Securities Co. Ltd.	15,591	33,822
	Daou Data Corp.	3,668	39,977
	Daou Technology, Inc.	5,153	65,395
*	Dasan Networks, Inc.	6,308	17,818
	Dawonsys Co. Ltd.	1,918	22,967
	DB Financial Investment Co. Ltd.	5,036	14,213
	DB HiTek Co. Ltd.	6,256	193,648
	DB Insurance Co. Ltd.	7,146	282,023
*	DB, Inc.	20,648	10,914
	DCM Corp.	1,038	10,188
	Dentium Co. Ltd.	828	44,257
	Deutsch Motors, Inc.	5,727	25,089
*	Development Advance Solution Co. Ltd.	3,212	12,017
	Device ENG Co. Ltd.	430	4,683
	Devsisters Co. Ltd.	803	27,423
	DGB Financial Group, Inc.	32,263	153,630
	DI Dong Il Corp.	4,109	41,392
	Digital Daesung Co. Ltd.	1,448	6,490
*	DIO Corp.	1,064	14,802
	Display Tech Co. Ltd.	1,563	5,344
	DL Construction Co. Ltd.	2,405	22,176
	DL Holdings Co. Ltd.	2,572	110,835
	DMS Co. Ltd.	3,218	10,584
	DN Automotive Corp.	216	8,780
	DNF Co. Ltd.	899	8,297
	Dong A Eltek Co. Ltd.	1,462	6,386
	Dong-A Socio Holdings Co. Ltd.	619	44,263

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dong-A ST Co. Ltd.	1,246	$47,626
	Dong-Ah Geological Engineering Co. Ltd.	1,286	11,889
*	Dongbang Transport Logistics Co. Ltd.	6,156	9,259
	Dongbu Corp.	1,817	8,674
	Dongil Industries Co. Ltd.	218	27,323
	Dongjin Semichem Co. Ltd.	3,214	67,633
	DongKook Pharmaceutical Co. Ltd.	3,421	37,657
	Dongkuk Industries Co. Ltd.	9,973	32,858
	Dongkuk Steel Mill Co. Ltd.	16,452	131,825
	Dongkuk Structures & Construction Co. Ltd.	2,952	10,771
	Dongsuh Cos., Inc.	2,254	32,243
	Dongsung Chemical Co. Ltd.	5,035	15,595
	Dongsung Finetec Co. Ltd.	3,745	28,991
*	Dongsung Pharmaceutical Co. Ltd.	2,125	9,991
*	Dongwha Enterprise Co. Ltd.	539	24,780
	Dongwha Pharm Co. Ltd.	3,828	24,229
	Dongwon Development Co. Ltd.	5,702	14,231
	Dongwon F&B Co. Ltd.	296	26,792
	Dongwon Industries Co. Ltd.	221	35,664
	Dongwon Systems Corp.	444	14,291
	Dongyang E&P, Inc.	917	8,097
*	Dongyang Steel Pipe Co. Ltd.	12,368	8,794
	Doosan Bobcat, Inc.	7,597	178,294
	Doosan Co. Ltd.	802	43,451
*	Doosan Enerbility Co. Ltd.	10,116	93,860
*	Doosan Fuel Cell Co. Ltd.	716	13,664
	Doosan Tesna, Inc.	1,869	34,926
	DoubleUGames Co. Ltd.	1,542	51,824
	Douzone Bizon Co. Ltd.	2,365	50,548
*	Dream Security Co. Ltd.	3,419	6,493
	Dreamtech Co. Ltd.	7,054	47,377
*	DSK Co. Ltd.	1,675	6,790
*	Duck Yang Industry Co. Ltd.	3,747	7,700
*	Duk San Neolux Co. Ltd.	1,056	28,364
*	Duksan Hi-Metal Co. Ltd.	4,008	16,134
	DY Corp.	2,172	8,271
	DY POWER Corp.	1,713	13,143
*	E Investment&Development Co. Ltd.	12,639	8,856
*	E& Corp. Co. Ltd.	3,431	6,304
*	E&M Co. Ltd.	20,530	5,316
	E1 Corp.	269	8,062
	Eagle Veterinary Technology Co. Ltd.	1,954	8,302
	Eagon Industrial Ltd.	1,228	6,438
	Easy Holdings Co. Ltd.	8,326	16,783
	eBEST Investment & Securities Co. Ltd.	4,090	14,490
	Echo Marketing, Inc.	2,360	23,235
	Ecoplastic Corp.	7,448	15,839
	Ecopro BM Co. Ltd.	2,032	163,665
	Ecopro Co. Ltd.	805	79,914
	Ecopro HN Co. Ltd.	1,080	39,048
	Elentec Co. Ltd.	2,317	19,695
	E-MART, Inc.	2,095	124,197
	EM-Tech Co. Ltd.	2,605	49,893
	ENF Technology Co. Ltd.	1,800	28,846
*	Enzychem Lifesciences Corp.	11,358	15,207
	Eo Technics Co. Ltd.	1,254	57,245
	Estechpharma Co. Ltd.	1,259	6,462
*	ESTsoft Corp.	1,446	9,965
*	Eubiologics Co. Ltd.	1,567	11,402

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Eugene Corp.	11,560	$27,585
	Eugene Investment & Securities Co. Ltd.	11,264	18,115
	Eugene Technology Co. Ltd.	3,956	59,682
*	E-World	6,540	7,174
	Exicon Co. Ltd.	875	5,586
	Farmsco	2,083	5,371
	FarmStory Co. Ltd.	9,682	13,701
	Fila Holdings Corp.	4,618	105,765
	Fine M-Tec Co. Ltd.	2,190	11,637
	Fine Semitech Corp.	1,154	10,905
	Fine Technix Co. Ltd.	1,191	1,970
*	Flask Co. Ltd.	16,391	17,295
	Foosung Co. Ltd.	8,838	76,664
	Fursys, Inc.	253	4,865
	Gabia, Inc.	1,031	7,369
*	GemVax & Kael Co. Ltd.	1,307	11,353
	Gemvaxlink Co. Ltd.	9,824	7,128
*	Genexine, Inc.	1,999	31,341
*	Genie Music Corp.	4,275	11,315
	Genoray Co. Ltd.	1,796	10,071
	Geumhwa PSC Co. Ltd.	482	9,449
	Global Standard Technology Co. Ltd.	850	11,771
	Golfzon Co. Ltd.	486	39,267
	Golfzon Newdin Holdings Co. Ltd.	3,368	12,709
	Gradiant Corp.	2,575	24,637
*	Grand Korea Leisure Co. Ltd.	2,763	27,498
	Green Chemical Co. Ltd.	1,569	10,830
	Green Cross Corp.	364	32,512
	Green Cross Holdings Corp.	4,650	56,514
	GS Engineering & Construction Corp.	10,016	152,191
*	GS Global Corp.	13,382	25,289
	GS Holdings Corp.	8,449	272,527
	GS Retail Co. Ltd.	6,494	115,635
	Gwangju Shinsegae Co. Ltd.	360	7,955
	Haatz, Inc.	1,474	5,353
	HAESUNG DS Co. Ltd.	1,880	49,991
	Haesung Industrial Co. Ltd.	1,991	14,379
	Han Kuk Carbon Co. Ltd.	3,712	28,854
	Hana Financial Group, Inc.	29,647	857,135
	Hana Materials, Inc.	1,268	27,200
*	Hana Micron, Inc.	7,375	48,234
	Hana Pharm Co. Ltd.	1,119	11,223
*	Hanall Biopharma Co. Ltd.	2,206	21,924
	HanChang Paper Co. Ltd.	6,977	7,292
*	Hancom, Inc.	1,415	12,978
	Handok, Inc.	1,224	13,908
	Handsome Co. Ltd.	4,170	73,341
	Hanil Cement Co. Ltd.	3,802	30,090
	Hanil Holdings Co. Ltd.	2,139	15,150
	Hanil Hyundai Cement Co. Ltd.	432	5,510
*	Hanjin Kal Corp.	647	18,037
	Hanjin Transportation Co. Ltd.	1,464	19,817
	Hankook Shell Oil Co. Ltd.	54	9,436
	Hankook Tire & Technology Co. Ltd.	6,859	175,688
	Hanmi Pharm Co. Ltd.	519	92,079
	Hanmi Science Co. Ltd.	404	9,065
	Hanmi Semiconductor Co. Ltd.	6,865	56,683
	HanmiGlobal Co. Ltd.	1,255	34,888
	Hannong Chemicals, Inc.	1,442	13,713

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hanon Systems	17,493	$95,587
*	Hans Biomed Corp.	1,029	6,808
	Hansae Co. Ltd.	5,108	52,757
	Hansae Yes24 Holdings Co. Ltd.	1,558	5,046
	Hanshin Construction Co. Ltd.	732	4,522
	Hanshin Machinery Co.	5,550	26,750
	Hansol Chemical Co. Ltd.	948	123,128
	Hansol Holdings Co. Ltd.	4,690	10,396
	Hansol HomeDeco Co. Ltd.	11,054	8,170
*	Hansol IONES Co. Ltd.	2,896	13,394
	Hansol Logistics Co. Ltd.	5,508	9,979
	Hansol Paper Co. Ltd.	4,071	38,942
*	Hansol Technics Co. Ltd.	4,249	15,486
	Hanssem Co. Ltd.	1,124	29,507
	Hanwha Aerospace Co. Ltd.	2,868	133,567
	Hanwha Corp.	6,755	120,193
*	Hanwha General Insurance Co. Ltd.	12,227	31,554
	Hanwha Investment & Securities Co. Ltd.	32,440	55,857
*	Hanwha Life Insurance Co. Ltd.	50,177	76,819
*	Hanwha Solutions Corp.	6,083	201,035
	Hanyang Eng Co. Ltd.	1,705	16,247
	Hanyang Securities Co. Ltd.	915	5,568
	Harim Co. Ltd.	11,925	22,483
	Harim Holdings Co. Ltd.	8,918	44,003
	HB Technology Co. Ltd.	6,614	8,482
	HD Hyundai Co. Ltd.	6,511	277,950
	HDC Holdings Co. Ltd.	7,163	27,438
	HDC Hyundai Development Co. Engineering & Construction, Class E	6,137	43,013
*	Helixmith Co. Ltd.	2,105	18,436
*	HFR, Inc.	1,239	26,301
	Hite Jinro Co. Ltd.	4,150	74,620
	Hitejinro Holdings Co. Ltd.	1,432	10,143
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	4,568	9,742
	HL D&I Halla Corp.	2,158	4,302
	HL Holdings Corp.	1,423	31,431
	HL Mando Co. Ltd.	5,174	179,143
*	HLB Life Science Co. Ltd.	4,346	36,936
*	HLB Therapeutics Co. Ltd.	2,196	20,831
*	HLB, Inc.	2,086	59,139
#	HMM Co. Ltd.	39,128	523,413
*	Homecast Co. Ltd.	5,233	15,110
	Hotel Shilla Co. Ltd.	3,636	165,573
	HS Industries Co. Ltd.	6,323	16,665
*	HSD Engine Co. Ltd.	3,339	15,317
*	Hugel, Inc.	165	12,926
*	Humax Co. Ltd.	5,784	14,286
	Humedix Co. Ltd.	624	9,216
	Huons Co. Ltd.	624	13,677
	Huons Global Co. Ltd.	967	11,991
	Husteel Co. Ltd.	9,340	34,327
	Huvis Corp.	1,760	6,076
	Huvitz Co. Ltd.	1,378	10,663
	Hwa Shin Co. Ltd.	3,127	19,519
*	Hwail Pharm Co. Ltd.	4,900	7,484
	HwaSung Industrial Co. Ltd.	1,319	10,214
*	HYBE Co. Ltd.	451	38,176
	Hy-Lok Corp.	678	9,813
	Hyosung Advanced Materials Corp.	299	66,791
*	Hyosung Chemical Corp.	430	30,540

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyosung Corp.	899	$43,190
*	Hyosung Heavy Industries Corp.	771	30,997
	Hyosung TNC Corp.	639	117,084
	Hyundai Autoever Corp.	366	30,352
	Hyundai Bioland Co. Ltd.	680	5,770
	Hyundai BNG Steel Co. Ltd.	2,374	17,290
	Hyundai Construction Equipment Co. Ltd.	2,463	74,171
	Hyundai Corp.	735	8,347
	Hyundai Corp. Holdings, Inc.	1,349	9,605
	Hyundai Department Store Co. Ltd.	2,735	103,732
*	Hyundai Doosan Infracore Co. Ltd.	29,102	113,138
*	Hyundai Electric & Energy System Co. Ltd.	1,280	30,814
	Hyundai Elevator Co. Ltd.	5,006	88,452
*	Hyundai Energy Solutions Co. Ltd.	525	21,656
	Hyundai Engineering & Construction Co. Ltd.	7,361	179,957
	Hyundai Ezwel Co. Ltd.	2,078	7,505
	Hyundai Futurenet Co. Ltd.	3,560	6,588
	Hyundai Glovis Co. Ltd.	2,254	274,734
	Hyundai Greenfood Co. Ltd.	11,231	51,271
	Hyundai Home Shopping Network Corp.	1,122	35,249
	Hyundai Livart Furniture Co. Ltd.	1,211	7,149
	Hyundai Marine & Fire Insurance Co. Ltd.	9,506	221,995
*	Hyundai Mipo Dockyard Co. Ltd.	1,138	73,238
	Hyundai Mobis Co. Ltd.	3,650	559,835
	Hyundai Motor Co.	10,521	1,212,424
	Hyundai Motor Securities Co. Ltd.	3,308	21,376
	Hyundai Pharmaceutical Co. Ltd.	2,220	7,794
*	Hyundai Rotem Co. Ltd.	1,938	33,069
	Hyundai Steel Co.	14,338	282,140
	Hyundai Wia Corp.	1,735	74,222
	HyVision System, Inc.	1,274	13,599
*	iA, Inc.	22,285	10,883
	ICD Co. Ltd.	1,365	8,099
*	IHQ, Inc.	15,042	5,632
	Il Sung Construction Co. Ltd.	4,398	7,036
	Iljin Electric Co. Ltd.	3,946	12,093
	Iljin Holdings Co. Ltd.	4,268	12,008
	Iljin Materials Co. Ltd.	899	38,147
	Iljin Power Co. Ltd.	1,355	12,285
	Ilshin Spinning Co. Ltd.	317	23,124
	Ilsung Pharmaceuticals Co. Ltd.	294	21,951
	Ilyang Pharmaceutical Co. Ltd.	2,281	28,432
*	iMarketKorea, Inc.	4,358	31,489
	InBody Co. Ltd.	2,313	33,286
*	INCON Co. Ltd.	7,341	5,812
	Incross Co. Ltd.	423	4,725
	Industrial Bank of Korea	27,124	198,781
*	Infinitt Healthcare Co. Ltd.	1,736	5,599
*	InkTec Co. Ltd.	1,957	6,930
	Innocean Worldwide, Inc.	1,641	46,222
	InnoWireless Co. Ltd.	319	6,143
	Innox Advanced Materials Co. Ltd.	2,104	40,266
*	Innox Corp.	795	11,523
*	Insun ENT Co. Ltd.	2,708	17,023
*	Insung Information Co. Ltd.	8,932	12,771
	Intekplus Co. Ltd.	1,263	12,196
	Intellian Technologies, Inc.	379	16,571
	Intelligent Digital Integrated Security Co. Ltd.	500	7,541
*	Interflex Co. Ltd.	1,840	13,208

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Interojo Co. Ltd.	1,357	$23,150
	INTOPS Co. Ltd.	2,217	43,245
*	iNtRON Biotechnology, Inc.	2,094	12,977
	Inzi Controls Co. Ltd.	1,220	6,843
	IS Dongseo Co. Ltd.	3,719	82,185
	ISC Co. Ltd.	2,164	45,974
	i-SENS, Inc.	985	23,891
	ISU Chemical Co. Ltd.	2,617	46,143
*	IsuPetasys Co. Ltd.	8,553	35,247
	ITM Semiconductor Co. Ltd.	834	17,170
	It’s Hanbul Co. Ltd.	890	8,910
*	Jahwa Electronics Co. Ltd.	1,347	17,579
	JB Financial Group Co. Ltd.	19,304	97,206
	JC Chemical Co. Ltd.	2,539	13,134
	JC Hyun System, Inc.	2,323	5,882
*	Jeju Semiconductor Corp.	4,243	11,355
	Jinsung T.E.C.	2,101	15,889
*	JNK Heaters Co. Ltd.	2,133	7,999
*	JoyCity Corp.	3,436	10,084
	JS Corp.	1,365	13,530
	Jusung Engineering Co. Ltd.	6,295	50,409
	JVM Co. Ltd.	868	10,616
	JW Holdings Corp.	3,810	7,505
	JW Pharmaceutical Corp.	2,137	28,052
	JYP Entertainment Corp.	2,985	116,040
	Kakao Corp.	2,358	83,649
*	Kakao Games Corp.	1,035	28,629
*	Kangstem Biotech Co. Ltd.	4,617	9,008
*	Kangwon Land, Inc.	2,380	38,374
	KAON Media Co. Ltd.	1,734	7,152
	KB Financial Group, Inc.	29,343	987,365
	KC Co. Ltd.	779	8,460
	KC Tech Co. Ltd.	1,264	13,368
	KCC Corp.	632	107,939
	KCC Glass Corp.	1,813	49,176
	KCTC	5,481	15,554
*	KEC Corp.	8,650	15,564
	KEPCO Engineering & Construction Co., Inc.	468	16,287
	KEPCO Plant Service & Engineering Co. Ltd.	928	20,753
	KG Chemical Corp.	2,275	36,674
	KG Dongbu Steel	5,075	27,628
	KG Eco Technology Service Co. Ltd.	3,495	23,302
	Kginicis Co. Ltd.	4,372	39,360
	KGMobilians Co. Ltd.	4,218	16,791
	KH Vatec Co. Ltd.	2,568	21,836
	Kia Corp.	26,819	1,246,300
	KINX, Inc.	249	8,979
	KISCO Corp.	1,751	7,148
	KISCO Holdings Co. Ltd.	743	6,719
	KISWIRE Ltd.	1,778	22,367
	KIWOOM Securities Co. Ltd.	2,671	151,128
*	KleanNara Co. Ltd.	3,082	6,304
*	KMW Co. Ltd.	514	8,516
	Knotus Co. Ltd.	2,130	8,531
	Koentec Co. Ltd.	4,885	26,446
	Koh Young Technology, Inc.	3,508	29,344
#	Kolmar BNH Co. Ltd.	2,314	34,926
	Kolmar Korea Co. Ltd.	1,212	29,082
	Kolmar Korea Holdings Co. Ltd.	1,156	11,180

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kolon Corp.	2,606	$41,258
	Kolon Global Corp.	638	5,994
	Kolon Industries, Inc.	4,006	121,989
	Kolon Plastic, Inc.	1,796	12,225
	KoMiCo Ltd.	973	31,701
*	KONA I Co. Ltd.	1,584	17,199
	Korea Aerospace Industries Ltd.	1,195	39,687
	Korea Alcohol Industrial Co. Ltd.	2,015	14,900
	Korea Asset In Trust Co. Ltd.	12,366	25,160
	Korea Cast Iron Pipe Industries Co. Ltd.	2,807	13,444
*	Korea Circuit Co. Ltd.	2,563	25,725
	Korea District Heating Corp.	321	5,889
*	Korea Electric Power Corp., Sponsored ADR	24,873	146,004
*	Korea Electric Power Corp.	1,297	15,209
	Korea Electric Terminal Co. Ltd.	1,597	58,013
	Korea Electronic Certification Authority, Inc.	1,697	5,874
	Korea Electronic Power Industrial Development Co. Ltd.	1,696	9,514
	Korea Gas Corp.	2,821	68,844
	Korea Investment Holdings Co. Ltd.	6,811	236,435
*	Korea Line Corp.	44,960	62,039
	Korea Petrochemical Ind Co. Ltd.	691	57,301
	Korea Pharma Co. Ltd.	508	7,887
	Korea Real Estate Investment & Trust Co. Ltd.	27,760	26,570
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,824	143,858
	Korea United Pharm, Inc.	1,026	17,103
	Korea Zinc Co. Ltd.	397	178,036
*	Korean Air Lines Co. Ltd.	21,479	347,832
	Korean Reinsurance Co.	18,305	94,381
*	KOSES Co. Ltd.	1,922	9,946
	KSIGN Co. Ltd.	9,317	9,395
	KSS LINE Ltd.	3,929	24,780
*	KT Alpha Co. Ltd.	1,760	6,453
	KT Skylife Co. Ltd.	4,497	25,812
	KT&G Corp.	5,348	359,180
	KTCS Corp.	4,968	7,526
	Kukdo Chemical Co. Ltd.	314	9,528
*	Kum Yang Co. Ltd.	2,008	38,691
*	Kumho HT, Inc.	28,694	20,110
	Kumho Petrochemical Co. Ltd.	3,150	288,774
*	Kumho Tire Co., Inc.	27,673	59,823
	KUMHOE&C Co. Ltd.	4,642	19,693
	Kumkang Kind Co. Ltd.	2,884	10,510
	Kwang Dong Pharmaceutical Co. Ltd.	7,860	32,579
	Kyeryong Construction Industrial Co. Ltd.	1,502	17,986
	Kyobo Securities Co. Ltd.	3,015	11,040
	Kyochon F&B Co. Ltd.	1,020	7,474
	Kyongbo Pharmaceutical Co. Ltd.	1,496	5,695
	Kyung Dong Navien Co. Ltd.	1,873	45,230
	Kyungbang Co. Ltd.	863	6,628
*	Kyungchang Industrial Co. Ltd.	5,172	7,071
	Kyungdong Pharm Co. Ltd.	2,400	12,386
	Kyung-In Synthetic Corp.	5,621	18,768
	L&C Bio Co. Ltd.	1,035	16,279
*	L&F Co. Ltd.	718	113,149
	LabGenomics Co. Ltd.	6,874	34,716
*	Lake Materials Co. Ltd.	8,272	33,767
	LB Semicon, Inc.	4,394	24,676
	LEADCORP, Inc.	2,656	14,096
	Lee Ku Industrial Co. Ltd.	6,694	14,191

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	LEENO Industrial, Inc.	1,026	$98,299
	LF Corp.	3,647	37,960
	LG Chem Ltd.	1,455	638,510
	LG Corp.	5,747	319,033
	LG Display Co. Ltd.	39,114	349,065
	LG Electronics, Inc.	13,118	749,303
	LG H&H Co. Ltd.	464	165,778
	LG HelloVision Co. Ltd.	10,052	32,004
	LG Innotek Co. Ltd.	1,098	227,796
	LG Uplus Corp.	30,523	245,108
	LIG Nex1 Co. Ltd.	736	52,472
	Lion Chemtech Co. Ltd.	1,629	10,433
	Lock & Lock Co. Ltd.	3,151	13,477
	LOT Vacuum Co. Ltd.	1,515	10,770
	Lotte Chemical Corp.	1,065	110,354
	Lotte Chilsung Beverage Co. Ltd.	783	77,105
	Lotte Confectionery Co. Ltd.	379	34,560
	Lotte Corp.	3,604	82,363
*	Lotte Data Communication Co.	676	11,066
	LOTTE Fine Chemical Co. Ltd.	2,890	113,645
	LOTTE Himart Co. Ltd.	1,442	13,343
*	Lotte Non-Life Insurance Co. Ltd.	6,547	6,794
	Lotte Shopping Co. Ltd.	1,327	81,247
*	Lotte Tour Development Co. Ltd.	2,924	18,498
	LS Cable & System Asia Ltd.	2,162	11,426
	LS Corp.	2,587	120,540
	LS Electric Co. Ltd.	1,799	69,335
*	LVMC Holdings	9,474	18,024
	LX Hausys Ltd.	1,624	36,636
*	LX Holdings Corp.	9,960	60,634
	LX International Corp.	5,687	161,985
	LX Semicon Co. Ltd.	1,770	102,695
	M.I.Tech Co. Ltd.	2,143	17,787
	Macquarie Korea Infrastructure Fund	28,485	220,764
	Macrogen, Inc.	1,286	18,345
	Maeil Dairies Co. Ltd.	726	23,973
	MAKUS, Inc.	3,327	15,841
	Mcnex Co. Ltd.	2,443	46,954
*	ME2ON Co. Ltd.	4,221	13,799
*	MEDICOX Co. Ltd.	2,157	13,083
*	Medipost Co. Ltd.	1,236	12,464
	Medy-Tox, Inc.	731	53,876
	Meerecompany, Inc.	518	7,601
	MegaStudy Co. Ltd.	1,099	8,478
	MegaStudyEdu Co. Ltd.	1,291	77,583
	Meritz Financial Group, Inc.	5,664	86,087
	Meritz Fire & Marine Insurance Co. Ltd.	4,205	92,671
	Meritz Securities Co. Ltd.	38,759	100,505
*	Mgame Corp.	2,503	10,604
*	MiCo BioMed Co. Ltd.	1,427	5,696
	MiCo Ltd.	4,582	29,830
	Mirae Asset Life Insurance Co. Ltd.	8,233	15,305
	Mirae Asset Securities Co. Ltd.	33,553	149,362
	Mirae Asset Venture Investment Co. Ltd.	2,643	7,944
	Miwon Commercial Co. Ltd.	170	20,239
	Miwon Specialty Chemical Co. Ltd.	221	25,986
	MK Electron Co. Ltd.	3,010	21,283
	MNTech Co. Ltd.	4,512	46,227
*	Monalisa Co. Ltd.	6,032	12,557

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Moorim P&P Co. Ltd.	2,932	$9,309
	Motonic Corp.	1,465	7,830
*	Motrex Co. Ltd.	3,195	35,118
*	MS Autotech Co. Ltd.	2,804	7,895
	Muhak Co. Ltd.	1,568	5,297
	Multicampus Co. Ltd.	345	8,662
*	MyungMoon Pharm Co. Ltd.	2,953	5,069
	Namhae Chemical Corp.	4,707	30,114
*	Namsun Aluminum Co. Ltd.	25,693	37,456
	Namyang Dairy Products Co. Ltd.	39	9,945
*	NanoenTek, Inc.	3,549	12,852
	Nasmedia Co. Ltd.	541	11,738
*	Nature & Environment Co. Ltd.	15,071	11,191
	NAVER Corp.	1,640	194,534
	NCSoft Corp.	544	148,610
*	NDFOS Co. Ltd.	1,361	4,959
	NeoPharm Co. Ltd.	876	10,597
*	Neowiz	1,605	40,558
	NEOWIZ HOLDINGS Corp.	558	9,471
*	Nepes Ark Corp.	618	10,041
*	NEPES Corp.	2,652	33,886
Ω	Netmarble Corp.	2,086	65,189
	New Power Plasma Co. Ltd.	3,857	9,153
	Nexen Tire Corp.	9,820	53,139
*	Next Entertainment World Co. Ltd.	1,627	6,035
*	NextEye Co. Ltd.	11,260	4,929
	NEXTIN, Inc.	747	27,105
	NH Investment & Securities Co. Ltd.	19,650	123,553
*	NHN Corp.	3,939	63,342
*	NHN KCP Corp.	2,785	24,470
	NI Steel Co. Ltd.	4,723	12,757
	NICE Holdings Co. Ltd.	5,885	51,001
	Nice Information & Telecommunication, Inc.	826	15,346
	NICE Information Service Co. Ltd.	5,737	52,237
	NICE Total Cash Management Co. Ltd.	2,475	8,001
	Nong Shim Holdings Co. Ltd.	301	12,943
	Nong Woo Bio Co. Ltd.	1,680	9,470
	NongShim Co. Ltd.	273	57,827
	NOROO Paint & Coatings Co. Ltd.	2,120	11,497
	NOVAREX Co. Ltd.	918	7,654
	NPC	4,067	19,279
	Oceanbridge Co. Ltd.	923	8,215
	OCI Co. Ltd.	3,304	235,988
	Orion Corp.	1,561	111,084
	Orion Holdings Corp.	4,751	47,644
	Osstem Implant Co. Ltd.	648	48,252
* ††	Osung Advanced Materials Co. Ltd.	9,664	15,078
	Ottogi Corp.	194	60,092
	Paik Kwang Industrial Co. Ltd.	4,701	14,631
*	Pan Entertainment Co. Ltd.	3,948	8,783
	Pan Ocean Co. Ltd.	44,239	133,218
	Pang Rim Co. Ltd.	5,498	27,176
*	Pan-Pacific Co. Ltd.	5,121	4,306
*	Paradise Co. Ltd.	4,404	43,828
	Park Systems Corp.	373	28,655
	Partron Co. Ltd.	10,193	58,585
	Paseco Co. Ltd.	1,000	8,866
*	Pearl Abyss Corp.	692	20,148
	People & Technology, Inc.	2,687	86,800

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	PharmaResearch Co. Ltd.	453	$19,519
*	PharmGen Science, Inc.	1,673	8,839
*	Pharmicell Co. Ltd.	4,555	32,519
*	Philoptics Co. Ltd.	2,005	10,399
* ††	Philosys Healthcare Co. Ltd.	24,311	22,272
	PI Advanced Materials Co. Ltd.	1,884	39,113
	Point Engineering Co. Ltd.	7,996	11,108
	Poongsan Corp.	4,771	87,306
	Poongsan Holdings Corp.	943	16,863
	POSCO Chemical Co. Ltd.	304	42,447
	POSCO Holdings, Inc.	7,405	1,290,623
	Posco ICT Co. Ltd.	1,919	7,704
	Posco International Corp.	8,592	124,312
	POSCO Steeleon Co. Ltd.	421	7,967
*	Power Logics Co. Ltd.	3,293	12,383
	Protec Co. Ltd.	642	9,826
	PSK, Inc.	4,432	47,297
	Pulmuone Co. Ltd.	1,115	8,012
	Pungkuk Ethanol Co. Ltd.	987	9,103
	QSI Co. Ltd.	1,042	6,648
	Rayence Co. Ltd.	1,013	6,817
	RFHIC Corp.	821	12,097
*	RFTech Co. Ltd.	6,418	19,736
	S&S Tech Corp.	1,039	18,067
	S-1 Corp.	1,533	67,094
	Sajo Industries Co. Ltd.	304	8,892
	Sajodaerim Corp.	737	12,265
*	Sajodongaone Co. Ltd.	12,597	9,233
*	Sam Chun Dang Pharm Co. Ltd.	403	8,623
*	SAM KANG M&T Co. Ltd.	2,458	34,859
	Sam Young Electronics Co. Ltd.	2,072	14,246
	Sam Yung Trading Co. Ltd.	1,734	15,764
*	Sambu Engineering & Construction Co. Ltd.	31,770	30,369
	Samchully Co. Ltd.	189	37,008
	Samchuly Bicycle Co. Ltd.	1,853	8,504
	SAMHWA Paints Industrial Co. Ltd.	1,542	6,726
	Samick THK Co. Ltd.	1,032	8,352
	Samji Electronics Co. Ltd.	1,143	6,520
	Samjin Pharmaceutical Co. Ltd.	955	16,881
	Samkee Corp.	3,519	10,500
	Sammok S-Form Co. Ltd.	925	10,852
	SAMPYO Cement Co. Ltd.	3,599	8,877
* Ω	Samsung Biologics Co. Ltd.	208	127,824
	Samsung C&T Corp.	2,573	213,589
	Samsung Card Co. Ltd.	2,687	58,251
	Samsung Climate Control Co. Ltd.	761	5,710
	Samsung Electro-Mechanics Co. Ltd.	6,265	530,592
	Samsung Electronics Co. Ltd.	262,210	10,913,134
	Samsung Electronics Co. Ltd., GDR	5,450	5,632,575
*	Samsung Engineering Co. Ltd.	13,520	225,856
	Samsung Fire & Marine Insurance Co. Ltd.	3,294	461,981
*	Samsung Heavy Industries Co. Ltd.	20,387	73,599
	Samsung Life Insurance Co. Ltd.	4,859	229,625
*	Samsung Pharmaceutical Co. Ltd.	6,144	11,717
	Samsung Publishing Co. Ltd.	858	14,945
	Samsung SDI Co. Ltd.	961	495,794
	Samsung SDS Co. Ltd.	1,697	148,672
	Samsung Securities Co. Ltd.	7,267	161,682
	SAMT Co. Ltd.	10,593	19,159

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Samwha Capacitor Co. Ltd.	2,207	$49,547
	Samyang Corp.	328	8,535
	Samyang Foods Co. Ltd.	375	29,175
	Samyang Holdings Corp.	830	36,022
	Samyang Packaging Corp.	687	7,663
	Samyang Tongsang Co. Ltd.	397	13,957
*	Sangbo Corp.	5,925	5,977
	Sangsangin Co. Ltd.	8,599	39,039
	Sangsin Energy Display Precision Co. Ltd.	1,390	16,045
	SaraminHR Co. Ltd.	650	14,632
	Satrec Initiative Co. Ltd.	279	4,940
*	SBI Investment Korea Co. Ltd.	14,785	12,270
*	SBW	40,276	10,624
*	SDN Co. Ltd.	8,700	12,102
	Seah Besteel Holdings Corp.	4,455	52,313
	SeAH Steel Corp.	268	26,084
	SeAH Steel Holdings Corp.	795	75,427
	Sebang Co. Ltd.	1,558	17,972
	Sebang Global Battery Co. Ltd.	1,072	29,270
	Seegene, Inc.	5,380	108,158
	Segyung Hitech Co. Ltd.	1,125	9,185
	Sejin Heavy Industries Co. Ltd.	2,142	8,599
	Sejong Industrial Co. Ltd.	2,509	8,129
	Sempio Foods Co.	302	6,654
	Seobu T&D	4,813	22,640
	Seohan Co. Ltd.	16,327	11,670
	Seohee Construction Co. Ltd.	27,909	22,299
	Seojin System Co. Ltd.	6,370	65,574
	Seoul Auction Co. Ltd.	840	10,495
	Seoul City Gas Co. Ltd.	119	27,514
	Seoul Semiconductor Co. Ltd.	7,207	52,749
	Seoul Viosys Co. Ltd.	1,190	4,401
	Seoulin Bioscience Co. Ltd.	1,079	9,324
	Seowon Co. Ltd.	9,670	8,706
	Seoyon E-Hwa Co. Ltd.	2,282	11,401
*	Sewon E&C Co. Ltd.	22,962	13,711
	Sewoon Medical Co. Ltd.	2,954	5,756
	SFA Engineering Corp.	1,342	35,880
*	SFA Semicon Co. Ltd.	12,754	38,524
	S-Fuelcell Co. Ltd.	447	6,278
*	SG Corp.	24,663	9,462
	SGC e Tec E&C Co. Ltd.	283	6,671
	SGC Energy Co. Ltd.	2,154	47,443
	SH Energy & Chemical Co. Ltd.	13,146	8,444
	Shin Heung Energy & Electronics Co. Ltd.	572	20,946
*	Shin Poong Pharmaceutical Co. Ltd.	1,112	16,841
	Shindaeyang Paper Co. Ltd.	282	16,386
	Shinhan Financial Group Co. Ltd.	46,251	1,175,541
	Shinsegae Engineering & Construction Co. Ltd.	344	3,931
	Shinsegae Food Co. Ltd.	207	6,955
	Shinsegae Information & Communication Co. Ltd.	640	5,562
	Shinsegae International, Inc.	2,568	42,353
	Shinsegae, Inc.	1,161	172,867
	Shinsung Delta Tech Co. Ltd.	1,878	12,663
*	Shinsung E&G Co. Ltd.	7,337	9,717
*	Shinsung Tongsang Co. Ltd.	11,918	19,711
	Shinwon Corp.	11,704	12,633
	Shinyoung Securities Co. Ltd.	804	31,195
*	Showbox Corp.	3,873	8,990

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Simmtech Co. Ltd.	2,296	$56,779
	SIMMTECH HOLDINGS Co. Ltd.	3,328	8,167
	SIMPAC, Inc.	3,447	15,106
	Sindoh Co. Ltd.	394	8,903
	Sinil Pharm Co. Ltd.	1,135	6,392
*	SK Biopharmaceuticals Co. Ltd.	329	13,395
	SK Chemicals Co. Ltd.	1,501	92,991
	SK D&D Co. Ltd.	1,884	27,224
	SK Discovery Co. Ltd.	2,372	49,395
	SK Gas Ltd.	532	42,538
	SK Hynix, Inc.	60,505	3,502,726
*	SK Innovation Co. Ltd.	6,097	739,741
	SK Networks Co. Ltd.	25,186	71,137
*	SK Rent A Car Co. Ltd.	1,180	5,386
	SK Securities Co. Ltd.	75,436	34,688
	SK Telecom Co. Ltd.	7,427	260,997
	SK, Inc.	4,130	618,875
	SKC Co. Ltd.	1,539	111,471
	SL Corp.	2,439	52,485
	SM Entertainment Co. Ltd.	785	39,101
* ††	S-MAC Co. Ltd.	3,420	4,246
	SMCore, Inc.	1,819	6,793
	SNT Motiv Co. Ltd.	1,690	52,302
*	SNU Precision Co. Ltd.	3,552	5,954
	S-Oil Corp.	5,104	309,479
*	Solborn, Inc.	2,404	6,035
*	Solid, Inc.	2,601	7,711
*	SOLUM Co. Ltd.	4,296	51,906
	Solus Advanced Materials Co. Ltd.	1,291	30,346
	Songwon Industrial Co. Ltd.	3,339	40,325
	Soosan Heavy Industries Co. Ltd.	4,768	8,928
	Soulbrain Co. Ltd.	242	34,697
	Soulbrain Holdings Co. Ltd.	808	13,098
	SPC Samlip Co. Ltd.	215	10,632
	SPG Co. Ltd.	1,223	14,202
	Spigen Korea Co. Ltd.	410	9,189
	Ssangyong C&E Co. Ltd.	9,041	36,027
	ST Pharm Co. Ltd.	366	21,357
	STIC Investments, Inc.	4,814	19,024
*	Studio Dragon Corp.	765	36,643
	Suheung Co. Ltd.	954	22,445
	Sun Kwang Co. Ltd.	482	37,783
	Sung Kwang Bend Co. Ltd.	3,035	29,550
*	Sungchang Enterprise Holdings Ltd.	5,726	7,469
	Sungshin Cement Co. Ltd.	4,045	27,000
	Sungwoo Hitech Co. Ltd.	11,721	42,511
	Sunjin Co. Ltd.	2,257	12,580
*	Synopex, Inc.	9,067	16,484
	Systems Technology, Inc.	3,300	31,646
	T&L Co. Ltd.	615	15,813
	Tae Kyung Industrial Co. Ltd.	2,222	10,046
	Taekwang Industrial Co. Ltd.	88	43,400
	Taeyoung Engineering & Construction Co. Ltd.	3,732	10,990
*	Taihan Electric Wire Co. Ltd.	30,261	31,803
*	Taihan Fiberoptics Co. Ltd.	5,487	9,881
*	Taihan Textile Co. Ltd.	291	10,402
	TCC Steel	2,450	15,905
	TechWing, Inc.	5,689	23,371
	Telechips, Inc.	1,750	15,249

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	TES Co. Ltd.	2,745	$30,557
*	Theragen Etex Co. Ltd.	3,017	8,343
*	Thinkware Systems Corp.	770	7,366
	TK Corp.	2,440	28,017
	TKG Huchems Co. Ltd.	3,323	48,516
	Tokai Carbon Korea Co. Ltd.	1,057	75,113
	Tongyang Life Insurance Co. Ltd.	9,057	32,513
	Tongyang, Inc.	20,943	14,555
*	Toptec Co. Ltd.	2,631	12,461
	Tovis Co. Ltd.	2,381	14,515
	Tplex Co. Ltd.	5,328	15,219
	TS Corp.	5,517	9,833
	TSE Co. Ltd.	504	13,571
*	TY Holdings Co. Ltd.	4,271	31,591
	TYM Corp.	38,160	66,450
	UBCare Co. Ltd.	1,821	6,143
	Ubiquoss Holdings, Inc.	774	7,380
	Ubiquoss, Inc.	1,157	12,374
*	Ubivelox, Inc.	872	8,335
	Uju Electronics Co. Ltd.	590	6,650
*	Unick Corp.	2,433	8,511
	Unid Co. Ltd.	1,100	59,462
	Union Semiconductor Equipment & Materials Co. Ltd.	2,829	12,143
	Uniquest Corp.	2,292	13,440
*	Unitekno Co. Ltd.	1,430	4,004
*	UniTest, Inc.	1,170	10,446
	UTI, Inc.	1,059	14,055
	Value Added Technology Co. Ltd.	1,197	25,286
# *	Vidente Co. Ltd.	7,015	17,457
	Vieworks Co. Ltd.	919	22,310
*	Vina Tech Co. Ltd.	305	9,469
*	VT GMP Co. Ltd.	1,560	5,655
	Webcash Corp.	621	6,524
*	Webzen, Inc.	4,306	45,080
	Welcron Co. Ltd.	2,905	5,959
	Wemade Co. Ltd.	694	21,516
*	Wemade Play Co. Ltd.	1,336	16,502
	Whanin Pharmaceutical Co. Ltd.	1,569	18,937
	Wiable Corp.	4,391	6,923
	Winix, Inc.	843	5,740
	Wins Co. Ltd.	1,231	10,748
	WiSoL Co. Ltd.	3,466	15,382
*	WONIK CUBE Corp.	6,298	8,645
*	Wonik Holdings Co. Ltd.	7,724	18,023
	WONIK IPS Co. Ltd.	3,853	74,178
	Wonik Materials Co. Ltd.	1,324	27,478
*	Wonik Pne Co. Ltd.	940	13,829
	Wonik QnC Corp.	2,405	40,974
	Woojin, Inc.	2,507	14,757
	Woongjin Thinkbig Co. Ltd.	4,225	6,748
*	Wooree Bio Co. Ltd.	6,049	14,406
	Woori Financial Group, Inc.	54,708	451,450
	Woori Investment Bank Co. Ltd.	70,730	37,543
	Woorison F&G Co. Ltd.	5,749	6,927
*	Woosu AMS Co. Ltd.	3,141	5,648
*	Woowon Development Co. Ltd.	2,680	6,187
	Worldex Industry & Trading Co. Ltd.	1,485	19,824
*	Wysiwyg Studios Co. Ltd.	1,581	16,767
	Y G-1 Co. Ltd.	5,037	20,403

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	YAS Co. Ltd.	886	$4,437
*	Y-entec Co. Ltd.	2,199	12,809
	YG Entertainment, Inc.	766	22,922
*	YG PLUS	3,007	8,428
*	YIK Corp.	4,133	9,526
	YMC Co. Ltd.	1,463	6,236
	Yonwoo Co. Ltd.	716	6,299
	Youlchon Chemical Co. Ltd.	1,117	25,540
	Young Poong Corp.	73	32,258
	Young Poong Precision Corp.	1,259	10,373
	Youngone Corp.	3,871	128,306
	Youngone Holdings Co. Ltd.	1,852	70,287
	Yuanta Securities Korea Co. Ltd.	19,822	33,415
	Yuhan Corp.	1,043	43,732
*	Yungjin Pharmaceutical Co. Ltd.	2,649	5,046
	Zeus Co. Ltd.	1,299	21,338
	Zinus, Inc.	2,573	56,454

TOTAL SOUTH KOREA			65,317,814

TAIWAN — (20.4%)
	ABC Taiwan Electronics Corp.	17,000	11,557
	Abico Avy Co. Ltd.	18,000	10,542
	Ability Enterprise Co. Ltd.	59,000	36,659
*	Ability Opto-Electronics Technology Co. Ltd.	13,000	22,004
	AcBel Polytech, Inc.	75,000	63,951
	Accton Technology Corp.	32,000	240,635
	Acer, Inc.	433,000	296,276
	ACES Electronic Co. Ltd.	27,882	26,053
*	Acon Holding, Inc.	60,000	19,855
	Acter Group Corp. Ltd.	20,000	58,308
	Action Electronics Co. Ltd.	31,000	12,096
	ADATA Technology Co. Ltd.	39,000	65,066
	Addcn Technology Co. Ltd.	3,549	19,811
	Advanced Ceramic X Corp.	7,000	33,262
	Advanced Energy Solution Holding Co. Ltd.	1,000	17,379
	Advanced International Multitech Co. Ltd.	28,000	80,571
	Advanced Optoelectronic Technology, Inc.	18,000	9,024
	Advanced Power Electronics Corp.	18,000	52,688
	Advanced Wireless Semiconductor Co.	27,000	51,612
	Advancetek Enterprise Co. Ltd.	55,000	49,266
	Advantech Co. Ltd.	13,000	117,775
	Aerospace Industrial Development Corp.	79,000	76,725
	AGV Products Corp.	45,000	12,904
	Airtac International Group	12,000	274,601
	Alchip Technologies Ltd.	4,000	80,103
	Alcor Micro Corp.	18,000	17,451
	Alexander Marine Co. Ltd.	5,000	35,870
*	ALI Corp.	44,000	24,379
	All Ring Tech Co. Ltd.	15,000	26,405
	Allied Circuit Co. Ltd.	4,000	10,809
	Allied Supreme Corp.	2,000	16,097
	Allis Electric Co. Ltd.	21,000	16,247
	Alltek Technology Corp.	33,480	31,573
	Alltop Technology Co. Ltd.	8,000	28,218
	Alpha Networks, Inc.	35,000	29,030
	Altek Corp.	54,000	55,978
	Amazing Microelectronic Corp.	14,000	35,730
*	Ambassador Hotel	53,000	51,291
	AMICCOM Electronics Corp.	12,000	8,870

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ampire Co. Ltd.	18,000	$14,566
	AMPOC Far-East Co. Ltd.	8,000	10,059
	AmTRAN Technology Co. Ltd.	135,450	38,854
	Anpec Electronics Corp.	15,000	48,890
	Apacer Technology, Inc.	19,000	23,510
	APCB, Inc.	19,000	9,411
	Apex Biotechnology Corp.	25,000	18,060
	Apex International Co. Ltd.	25,000	38,182
	Apogee Optocom Co. Ltd.	7,000	12,139
	Arcadyan Technology Corp.	28,000	78,086
	Ardentec Corp.	113,000	146,358
	Argosy Research, Inc.	9,000	16,933
	ASE Technology Holding Co. Ltd.	391,000	965,437
	Asia Cement Corp.	216,000	249,757
	Asia Optical Co., Inc.	37,000	65,610
*	Asia Pacific Telecom Co. Ltd.	351,000	68,867
	Asia Polymer Corp.	89,000	68,482
	Asia Tech Image, Inc.	9,000	15,095
	Asia Vital Components Co. Ltd.	48,000	151,367
	ASIX Electronics Corp.	7,000	19,800
	ASPEED Technology, Inc.	3,200	165,890
	ASROCK, Inc.	8,000	24,213
	Asustek Computer, Inc.	70,000	511,789
	Aten International Co. Ltd.	19,000	44,556
	Audix Corp.	14,000	21,867
	AUO Corp.	978,200	510,509
	AURAS Technology Co. Ltd.	13,000	48,263
	Aurora Corp.	9,000	21,757
	Avalue Technology, Inc.	11,000	19,230
	Aver Information, Inc.	9,000	10,932
	Avermedia Technologies	22,000	13,304
	Axiomtek Co. Ltd.	9,000	14,776
	Bafang Yunji International Co. Ltd.	5,000	27,183
	Bank of Kaohsiung Co. Ltd.	99,500	37,909
	Basso Industry Corp.	38,000	45,471
	BenQ Materials Corp.	35,000	31,515
	BES Engineering Corp.	309,000	76,503
*	Billion Electric Co. Ltd.	19,000	13,176
	Bin Chuan Enterprise Co. Ltd.	17,000	11,400
	Bionet Corp.	11,000	12,770
	Bioteque Corp.	8,000	26,536
	Bizlink Holding, Inc.	12,000	91,510
	Bora Pharmaceuticals Co. Ltd.	4,401	37,510
	Bright Led Electronics Corp.	19,000	8,380
	Brighton-Best International Taiwan, Inc.	75,000	77,878
	Brillian Network & Automation Integrated System Co. Ltd.	3,000	7,670
	Browave Corp.	12,000	16,956
	C Sun Manufacturing Ltd.	27,600	37,430
*	Calin Technology Co. Ltd.	21,000	22,364
*	Cameo Communications, Inc.	36,000	10,338
	Capital Futures Corp.	12,000	13,028
	Capital Securities Corp.	326,000	100,990
*	Career Technology MFG. Co. Ltd.	80,000	59,653
	Carnival Industrial Corp.	28,000	9,283
	Castles Technology Co. Ltd.	15,261	26,952
	Caswell, Inc.	5,000	12,358
	Catcher Technology Co. Ltd.	60,000	315,184
	Cathay Financial Holding Co. Ltd.	598,000	699,844
	Cathay Real Estate Development Co. Ltd.	117,000	52,618

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Cayman Engley Industrial Co. Ltd.	7,000	$13,791
	CCP Contact Probes Co. Ltd.	12,834	15,683
	Celxpert Energy Corp.	11,000	10,089
	Center Laboratories, Inc.	76,779	103,658
	Central Reinsurance Co. Ltd.	32,000	17,663
	Century Iron & Steel Industrial Co. Ltd.	27,000	64,332
	Chailease Holding Co. Ltd.	129,750	598,496
	Chain Chon Industrial Co. Ltd.	23,032	8,705
	Champion Building Materials Co. Ltd.	38,000	10,846
	Champion Microelectronic Corp.	10,000	11,511
	Chang Hwa Commercial Bank Ltd.	315,970	162,601
	Chang Wah Electromaterials, Inc.	77,000	72,796
	Chang Wah Technology Co. Ltd.	40,000	35,915
	Channel Well Technology Co. Ltd.	35,000	25,925
	Charoen Pokphand Enterprise	30,800	72,315
	CHC Healthcare Group	16,000	19,587
	CHC Resources Corp.	7,000	9,696
	Chen Full International Co. Ltd.	11,000	11,598
	Chenbro Micom Co. Ltd.	12,000	24,577
	Cheng Loong Corp.	175,000	142,108
	Cheng Mei Materials Technology Corp.	117,000	33,472
	Cheng Shin Rubber Industry Co. Ltd.	216,000	216,105
	Cheng Uei Precision Industry Co. Ltd.	70,000	72,850
	Chia Chang Co. Ltd.	24,000	24,978
	Chia Hsin Cement Corp.	89,000	43,710
	Chicony Electronics Co. Ltd.	91,000	225,764
	Chicony Power Technology Co. Ltd.	34,000	73,666
	Chief Telecom, Inc.	3,000	25,865
	Chieftek Precision Co. Ltd.	12,100	27,382
	China Airlines Ltd.	476,000	249,176
	China Bills Finance Corp.	173,000	76,226
	China Chemical & Pharmaceutical Co. Ltd.	33,000	20,663
	China Development Financial Holding Corp.	1,545,000	562,188
	China Electric Manufacturing Corp.	60,000	25,706
	China General Plastics Corp.	115,000	70,372
*	China Man-Made Fiber Corp.	264,000	63,229
	China Metal Products	59,000	49,018
	China Motor Corp.	46,000	59,536
	China Petrochemical Development Corp.	688,490	200,169
	China Steel Chemical Corp.	24,000	76,570
	China Steel Corp.	1,005,000	836,583
	China Steel Structure Co. Ltd.	9,000	14,911
	Chinese Maritime Transport Ltd.	18,000	17,878
	Ching Feng Home Fashions Co. Ltd.	20,000	10,293
	Chin-Poon Industrial Co. Ltd.	87,000	74,073
	Chipbond Technology Corp.	145,000	244,366
	ChipMOS Technologies, Inc.	151,000	148,295
	Chlitina Holding Ltd.	8,000	36,561
	Chong Hong Construction Co. Ltd.	42,000	92,656
	Chroma ATE, Inc.	27,000	147,410
	Chun YU Works & Co. Ltd.	15,750	10,785
	Chun Yuan Steel Industry Co. Ltd.	90,000	41,374
	Chung Hsin Electric & Machinery Manufacturing Corp.	89,000	136,128
	Chung Hung Steel Corp.	173,000	105,417
	Chung Hwa Food Industrial Co. Ltd.	3,000	9,204
	Chung Hwa Pulp Corp.	88,000	45,367
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	7,000	11,139
	Chunghwa Precision Test Tech Co. Ltd.	3,000	35,268
	Chunghwa Telecom Co. Ltd., Sponsored ADR	10,382	357,245

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chunghwa Telecom Co. Ltd.	35,000	$120,568
	Cleanaway Co. Ltd.	14,000	72,478
	Clevo Co.	69,000	65,759
	CMC Magnetics Corp.	159,800	32,100
	C-Media Electronics, Inc.	13,000	15,935
	Compal Electronics, Inc.	388,000	253,778
	Compeq Manufacturing Co. Ltd.	157,000	212,096
	Concord Securities Co. Ltd.	98,000	28,456
	Continental Holdings Corp.	68,000	58,780
	Contrel Technology Co. Ltd.	22,000	9,473
	Coremax Corp.	10,000	27,028
	Coretronic Corp.	64,000	99,031
	Co-Tech Development Corp.	47,000	63,447
*	CSBC Corp. Taiwan.	94,000	42,833
	CTBC Financial Holding Co. Ltd.	1,750,000	1,105,539
	CTCI Corp.	99,000	143,966
	CviLux Corp.	10,000	9,323
	CX Technology Co. Ltd.	11,250	7,454
	Cyberlink Corp.	5,000	13,974
	CyberPower Systems, Inc.	8,000	22,962
	CyberTAN Technology, Inc.	40,000	26,999
	Cypress Technology Co. Ltd.	10,000	15,709
	DA CIN Construction Co. Ltd.	71,000	65,939
	Dadi Early-Childhood Education Group Ltd.	3,000	7,441
	Da-Li Development Co. Ltd.	74,000	60,455
	Darfon Electronics Corp.	47,000	55,082
*	Darwin Precisions Corp.	111,000	29,524
	Daxin Materials Corp.	11,000	19,640
	De Licacy Industrial Co. Ltd.	54,000	23,256
*	Delpha Construction Co. Ltd.	78,000	44,262
	Delta Electronics, Inc.	52,000	413,754
	Depo Auto Parts Ind Co. Ltd.	25,000	51,429
	Dimerco Data System Corp.	12,600	25,215
	Dimerco Express Corp.	31,000	59,471
	D-Link Corp.	112,000	50,404
	Draytek Corp.	16,000	12,209
	Dynamic Holding Co. Ltd.	55,000	27,652
	Dynapack International Technology Corp.	27,000	57,250
	E & R Engineering Corp.	20,000	31,595
	E Ink Holdings, Inc.	9,000	57,188
	E.Sun Financial Holding Co. Ltd.	535,967	385,180
	Eastern Media International Corp.	82,700	53,190
	Eclat Textile Co. Ltd.	16,000	209,963
	ECOVE Environment Corp.	5,000	37,768
*	Edimax Technology Co. Ltd.	40,000	18,488
	Edison Opto Corp.	22,084	9,538
	Edom Technology Co. Ltd.	42,000	35,389
	eGalax_eMPIA Technology, Inc.	14,560	22,642
	Egis Technology, Inc.	13,000	22,585
	Elan Microelectronics Corp.	54,000	135,559
*	E-Lead Electronic Co. Ltd.	8,202	15,904
	E-LIFE MALL Corp.	17,000	42,603
	Elite Advanced Laser Corp.	21,000	22,827
	Elite Material Co. Ltd.	32,000	144,747
	Elite Semiconductor Microelectronics Technology, Inc.	54,000	103,948
*	Elitegroup Computer Systems Co. Ltd.	53,000	33,634
	eMemory Technology, Inc.	6,000	198,957
	Emerging Display Technologies Corp.	24,000	14,615
	Ennoconn Corp.	10,272	58,735

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ennostar, Inc.	129,000	$163,858
	Epileds Technologies, Inc.	19,000	8,084
	Episil Technologies, Inc.	14,000	37,623
	Episil-Precision, Inc.	18,086	38,518
	Eris Technology Corp.	3,000	15,433
	Eson Precision Ind Co. Ltd.	9,000	16,401
	Eternal Materials Co. Ltd.	157,949	146,354
	Etron Technology, Inc.	39,895	42,875
	Eurocharm Holdings Co. Ltd.	4,000	20,449
	Eva Airways Corp.	299,000	215,915
*	Everest Textile Co. Ltd.	98,000	23,189
	Evergreen International Storage & Transport Corp.	103,000	82,741
	Evergreen Marine Corp. Taiwan Ltd.	152,400	648,355
	Evergreen Steel Corp.	19,000	28,379
	Everlight Chemical Industrial Corp.	120,000	64,434
	Everlight Electronics Co. Ltd.	96,000	101,810
	Everspring Industry Co. Ltd.	21,000	7,202
	Excel Cell Electronic Co. Ltd.	19,000	13,704
	Excellence Opto, Inc.	19,000	12,017
	Excelliance Mos Corp.	6,000	16,778
	Excelsior Medical Co. Ltd.	16,800	32,140
	Far Eastern Department Stores Ltd.	164,000	91,564
	Far Eastern International Bank	440,648	144,743
	Far Eastern New Century Corp.	213,000	212,299
	Far EasTone Telecommunications Co. Ltd.	118,000	258,727
	Faraday Technology Corp.	32,000	140,140
	Farglory F T Z Investment Holding Co. Ltd.	20,000	32,183
	Farglory Land Development Co. Ltd.	59,000	97,347
*	Federal Corp.	48,000	27,635
	Feedback Technology Corp.	7,000	15,520
	Feng Hsin Steel Co. Ltd.	83,000	144,743
	Feng TAY Enterprise Co. Ltd.	37,000	183,752
	First Copper Technology Co. Ltd.	48,000	40,759
	First Financial Holding Co. Ltd.	441,020	338,308
	First Hi-Tec Enterprise Co. Ltd.	7,000	8,646
	First Hotel	30,000	12,883
	First Insurance Co. Ltd.	24,000	10,457
*	First Steamship Co. Ltd.	199,000	49,325
	FIT Holding Co. Ltd.	41,000	29,585
	Fitipower Integrated Technology, Inc.	29,000	93,057
	Fittech Co. Ltd.	15,000	36,623
	FLEXium Interconnect, Inc.	66,000	186,973
	Flytech Technology Co. Ltd.	23,000	45,117
	FOCI Fiber Optic Communications, Inc.	14,000	9,456
	Forcecon Tech Co. Ltd.	16,000	22,638
	Formosa Advanced Technologies Co. Ltd.	39,000	45,468
	Formosa Chemicals & Fibre Corp.	211,000	454,805
	Formosa International Hotels Corp.	6,000	33,284
	Formosa Laboratories, Inc.	24,000	35,142
	Formosa Oilseed Processing Co. Ltd.	10,000	16,866
	Formosa Petrochemical Corp.	56,000	144,083
	Formosa Plastics Corp.	126,000	324,628
	Formosa Sumco Technology Corp.	8,000	35,965
	Formosa Taffeta Co. Ltd.	156,000	124,048
	Formosan Rubber Group, Inc.	36,000	22,096
	Formosan Union Chemical	61,000	38,390
	Forward Electronics Co. Ltd.	23,143	13,743
	Founding Construction & Development Co. Ltd.	16,000	8,527
	Foxconn Technology Co. Ltd.	97,000	135,782

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Foxsemicon Integrated Technology, Inc.	13,000	$67,089
	Franbo Lines Corp.	54,240	24,283
	Froch Enterprise Co. Ltd.	71,000	48,875
	FSP Technology, Inc.	31,000	35,500
	Fu Chun Shin Machinery Manufacture Co. Ltd.	26,520	14,624
	Fubon Financial Holding Co. Ltd.	563,150	889,514
	Fulgent Sun International Holding Co. Ltd.	19,000	80,287
	Fulltech Fiber Glass Corp.	65,919	23,070
	Fusheng Precision Co. Ltd.	16,000	89,978
	Fwusow Industry Co. Ltd.	50,000	30,275
	G Shank Enterprise Co. Ltd.	37,000	50,178
	Gallant Precision Machining Co. Ltd.	13,000	10,246
	Gamania Digital Entertainment Co. Ltd.	23,000	38,285
*	GCS Holdings, Inc.	9,000	9,723
	GEM Services, Inc.	16,000	30,872
	Gemtek Technology Corp.	77,000	62,280
	General Interface Solution Holding Ltd.	53,000	127,663
	Generalplus Technology, Inc.	7,000	9,684
	GeneReach Biotechnology Corp.	6,600	10,395
	Genesys Logic, Inc.	11,000	28,340
	Genius Electronic Optical Co. Ltd.	14,000	129,918
	GeoVision, Inc.	14,000	14,399
	Getac Holdings Corp.	71,000	85,693
	GFC Ltd.	7,000	14,008
	Giant Manufacturing Co. Ltd.	30,000	190,913
*	Giantplus Technology Co. Ltd.	83,000	28,382
	Gigabyte Technology Co. Ltd.	77,000	219,847
*	Gigasolar Materials Corp.	3,474	10,326
*	Gigastorage Corp.	51,000	25,842
	Global Brands Manufacture Ltd.	79,000	63,042
	Global Lighting Technologies, Inc.	12,000	20,397
	Global Mixed Mode Technology, Inc.	12,000	47,834
	Global PMX Co. Ltd.	7,000	32,056
	Global Unichip Corp.	7,000	105,299
	Globalwafers Co. Ltd.	30,000	332,518
*	Globe Union Industrial Corp.	23,000	8,455
	Gloria Material Technology Corp.	68,000	59,821
	GMI Technology, Inc.	20,452	10,931
	Gold Circuit Electronics Ltd.	55,800	147,672
	Goldsun Building Materials Co. Ltd.	180,000	126,303
	Good Will Instrument Co. Ltd.	15,000	11,856
	Gordon Auto Body Parts	26,000	17,154
	Gourmet Master Co. Ltd.	20,000	60,712
	Grand Fortune Securities Co. Ltd.	32,400	10,238
	Grand Pacific Petrochemical	203,000	109,430
	Grand Process Technology Corp.	5,000	28,093
	GrandTech CG Systems, Inc.	7,437	11,972
	Grape King Bio Ltd.	27,000	101,713
	Great China Metal Industry.	13,000	9,758
	Great Taipei Gas Co. Ltd.	46,000	43,676
	Great Tree Pharmacy Co. Ltd.	7,542	63,190
	Great Wall Enterprise Co. Ltd.	86,100	107,344
	Greatek Electronics, Inc.	71,000	102,220
	Group Up Industrial Co. Ltd.	5,000	12,311
	GTM Holdings Corp.	11,000	8,237
	Gudeng Precision Industrial Co. Ltd.	2,000	13,393
	Hannstar Board Corp.	83,000	73,838
	HannStar Display Corp.	451,000	159,792
	HannsTouch Solution, Inc.	104,000	29,652

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Harmony Electronics Corp.	9,000	$8,212
	Harvatek Corp.	22,000	10,551
	Heran Co. Ltd.	4,000	12,581
	Hey Song Corp.	61,000	61,713
	Hi-Clearance, Inc.	7,000	29,977
	Highlight Tech Corp.	12,000	16,639
	Highwealth Construction Corp.	80,311	103,209
	Hiroca Holdings Ltd.	9,000	12,761
	Hitron Technology, Inc.	19,000	14,548
	Hiwin Mikrosystem Corp.	7,000	13,985
	Hiwin Technologies Corp.	28,701	147,457
	Hiyes International Co. Ltd.	16,000	28,606
	Ho Tung Chemical Corp.	220,000	54,750
	Hocheng Corp.	22,960	7,718
	Hold-Key Electric Wire & Cable Co. Ltd.	28,000	12,312
	Holiday Entertainment Co. Ltd.	5,950	10,466
	Holtek Semiconductor, Inc.	35,000	71,871
	Holy Stone Enterprise Co. Ltd.	27,000	73,026
	Hon Hai Precision Industry Co. Ltd.	485,000	1,540,397
*	Hong Pu Real Estate Development Co. Ltd.	42,000	28,655
	Hong TAI Electric Industrial	52,000	23,419
	Hong YI Fiber Industry Co.	13,000	6,853
	Horizon Securities Co. Ltd.	57,240	17,625
	Hotai Finance Co. Ltd.	18,000	52,489
	Hotai Motor Co. Ltd.	14,000	253,294
	Hsin Kuang Steel Co. Ltd.	58,000	61,369
	Hsin Yung Chien Co. Ltd.	6,000	17,444
	Hsing TA Cement Co.	21,000	9,832
*	HTC Corp.	43,000	67,068
	Hu Lane Associate, Inc.	11,000	49,691
	HUA ENG Wire & Cable Co. Ltd.	57,000	22,671
	Hua Jung Components Co. Ltd.	30,000	8,347
	Hua Nan Financial Holdings Co. Ltd.	384,384	250,761
	Hua Yu Lien Development Co. Ltd.	7,000	11,608
	Huaku Development Co. Ltd.	54,000	144,237
	Huang Hsiang Construction Corp.	34,000	41,531
	Huikwang Corp.	14,000	15,704
	Hung Ching Development & Construction Co. Ltd.	21,000	13,466
	Hung Sheng Construction Ltd.	87,000	66,495
	Hwa Fong Rubber Industrial Co. Ltd.	18,000	7,815
	IBF Financial Holdings Co. Ltd.	446,950	153,787
	Ichia Technologies, Inc.	69,000	38,141
	I-Chiun Precision Industry Co. Ltd.	31,000	16,032
	IEI Integration Corp.	28,000	45,929
	Infortrend Technology, Inc.	28,000	14,950
	Info-Tek Corp.	10,000	16,564
	Innodisk Corp.	12,354	63,173
	Innolux Corp.	1,356,550	497,490
	Inpaq Technology Co. Ltd.	24,000	29,966
	Insyde Software Corp.	5,000	11,498
	Intai Technology Corp.	7,000	19,760
*	Integrated Service Technology, Inc.	20,000	48,649
	International CSRC Investment Holdings Co.	159,000	93,106
	International Games System Co. Ltd.	14,000	152,425
	Inventec Corp.	180,000	136,125
	Iron Force Industrial Co. Ltd.	7,000	15,391
	I-Sheng Electric Wire & Cable Co. Ltd.	19,000	23,906
	ITE Technology, Inc.	39,000	71,768
	ITEQ Corp.	49,000	83,043

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Jarllytec Co. Ltd.	9,000	$14,741
	Jentech Precision Industrial Co. Ltd.	3,299	35,764
	Jess-Link Products Co. Ltd.	8,000	8,709
	Jia Wei Lifestyle, Inc.	8,000	10,469
	Jih Lin Technology Co. Ltd.	9,000	16,796
	Jiin Yeeh Ding Enterprise Co. Ltd.	12,000	11,868
	JMC Electronics Co. Ltd.	8,000	7,286
	Jourdeness Group Ltd.	6,000	13,463
	K Laser Technology, Inc.	20,000	11,207
	Kaimei Electronic Corp.	28,400	45,540
	Kaori Heat Treatment Co. Ltd.	8,000	28,970
	Kedge Construction Co. Ltd.	12,100	17,131
	Keding Enterprises Co. Ltd.	6,000	24,931
	KEE TAI Properties Co. Ltd.	93,000	31,416
	Kenda Rubber Industrial Co. Ltd.	96,000	90,903
	Kenmec Mechanical Engineering Co. Ltd.	21,000	15,687
	Kerry TJ Logistics Co. Ltd.	56,000	60,623
*	Key Ware Electronics Co. Ltd.	30,000	9,146
	Keystone Microtech Corp.	3,000	13,967
	KHGEARS International Ltd.	5,000	10,597
	Kindom Development Co. Ltd.	100,000	74,663
	King Slide Works Co. Ltd.	9,000	116,779
	King Yuan Electronics Co. Ltd.	290,000	293,413
	King’s Town Bank Co. Ltd.	155,000	147,520
*	King’s Town Construction Co. Ltd.	9,000	9,526
	Kinik Co.	10,000	31,491
	Kinko Optical Co. Ltd.	17,000	12,088
	Kinpo Electronics	221,000	96,682
	Kinsus Interconnect Technology Corp.	53,000	170,780
	KMC Kuei Meng International, Inc.	11,000	47,579
	KNH Enterprise Co. Ltd.	40,000	18,855
	Ko Ja Cayman Co. Ltd.	6,000	9,433
	KS Terminals, Inc.	21,000	44,610
	Kung Long Batteries Industrial Co. Ltd.	10,000	42,021
*	Kung Sing Engineering Corp.	50,000	9,987
	Kuo Toong International Co. Ltd.	41,000	24,583
	Kuo Yang Construction Co. Ltd.	46,000	25,578
	Kwong Lung Enterprise Co. Ltd.	15,000	27,979
	L&K Engineering Co. Ltd.	40,000	35,546
	LAN FA Textile	32,000	8,082
	Land Mark Optoelectronics Corp.	8,000	22,954
	Lanner Electronics, Inc.	25,000	49,841
	Largan Precision Co. Ltd.	5,000	286,060
	Laser Tek Taiwan Co. Ltd.	14,000	11,190
	Laster Tech Corp. Ltd.	21,000	18,833
*	Leader Electronics, Inc.	25,000	7,181
	Leadtrend Technology Corp.	4,280	7,479
	Lealea Enterprise Co. Ltd.	134,000	43,169
	LEE CHI Enterprises Co. Ltd.	23,000	15,359
	Lelon Electronics Corp.	21,000	31,484
	Leo Systems, Inc.	17,000	14,912
*	Li Cheng Enterprise Co. Ltd.	15,000	10,671
*	Li Peng Enterprise Co. Ltd.	98,000	23,525
	Lian HWA Food Corp.	17,210	34,779
	Lien Hwa Industrial Holdings Corp.	64,400	92,859
	Lingsen Precision Industries Ltd.	86,000	34,272
	Lite-On Technology Corp.	196,000	388,125
	Liton Technology Corp.	8,000	6,071
*	Long Bon International Co. Ltd.	23,000	11,777

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Long Da Construction & Development Corp.	26,000	$16,567
	Longchen Paper & Packaging Co. Ltd.	144,000	66,217
	Longwell Co.	16,000	25,862
	Lotes Co. Ltd.	8,000	191,991
	Lotus Pharmaceutical Co. Ltd.	20,000	95,540
	Lumax International Corp. Ltd.	21,600	44,068
	Lung Yen Life Service Corp.	31,000	33,933
	M31 Technology Corp.	2,000	20,070
	Macauto Industrial Co. Ltd.	8,000	14,185
	Machvision, Inc.	7,000	25,326
	Macroblock, Inc.	4,000	11,348
	Macronix International Co. Ltd.	300,000	276,387
	Makalot Industrial Co. Ltd.	32,000	198,154
	Marketech International Corp.	16,000	48,325
	Materials Analysis Technology, Inc.	7,000	29,785
	Mayer Steel Pipe Corp.	14,000	9,363
	Mechema Chemicals International Corp.	9,000	26,446
	Medeon Biodesign, Inc.	10,800	16,882
	MediaTek, Inc.	122,000	2,223,840
*	Medigen Biotechnology Corp.	11,000	10,139
*	Medigen Vaccine Biologics Corp.	14,828	29,582
	Mega Financial Holding Co. Ltd.	388,050	359,508
	Meiloon Industrial Co.	21,000	10,798
	Mercuries & Associates Holding Ltd.	67,670	29,680
*	Mercuries Life Insurance Co. Ltd.	339,453	57,664
	Merida Industry Co. Ltd.	11,000	59,941
	Merry Electronics Co. Ltd.	41,000	99,892
	METAAGE Corp.	8,000	7,742
	Micro-Star International Co. Ltd.	103,000	348,882
	Mildef Crete, Inc.	7,000	8,740
	MIN AIK Technology Co. Ltd.	17,000	8,471
	Mirle Automation Corp.	35,000	39,094
	Mitac Holdings Corp.	148,000	124,208
	momo.com, Inc.	7,000	104,437
	MOSA Industrial Corp.	24,000	17,407
	Mosel Vitelic, Inc.	18,000	19,323
	MPI Corp.	17,000	44,541
	Nak Sealing Technologies Corp.	11,000	35,763
	Namchow Holdings Co. Ltd.	41,000	55,079
	Nan Liu Enterprise Co. Ltd.	4,000	8,685
	Nan Pao Resins Chemical Co. Ltd.	10,000	39,813
*	Nan Ren Lake Leisure Amusement Co. Ltd.	36,333	12,444
	Nan Ya Plastics Corp.	216,000	457,669
	Nan Ya Printed Circuit Board Corp.	28,000	182,678
	Nantex Industry Co. Ltd.	67,000	70,311
	Nanya Technology Corp.	179,000	301,764
	National Petroleum Co. Ltd.	13,000	20,290
	Netronix, Inc.	9,000	15,554
	New Best Wire Industrial Co. Ltd.	8,000	8,927
*	Newmax Technology Co. Ltd.	11,000	9,521
	Nexcom International Co. Ltd.	25,000	20,024
	Nichidenbo Corp.	37,000	54,522
	Nien Hsing Textile Co. Ltd.	18,000	11,793
	Nien Made Enterprise Co. Ltd.	18,000	138,788
	Niko Semiconductor Co. Ltd.	6,000	8,535
	Nishoku Technology, Inc.	5,000	13,382
	Nova Technology Corp.	6,000	15,209
	Novatek Microelectronics Corp.	47,000	350,185
	Nuvoton Technology Corp.	25,000	79,034

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	O-Bank Co. Ltd.	207,000	$50,911
	Ocean Plastics Co. Ltd.	45,000	45,973
*	Oneness Biotech Co. Ltd.	8,000	56,487
*	Optimax Technology Corp.	21,946	11,306
	Orient Semiconductor Electronics Ltd.	102,000	51,111
	Oriental Union Chemical Corp.	136,000	71,138
	O-TA Precision Industry Co. Ltd.	16,000	45,404
	Pacific Construction Co.	43,000	11,932
	Pacific Hospital Supply Co. Ltd.	7,000	14,224
	Paiho Shih Holdings Corp.	25,000	19,538
	Pan German Universal Motors Ltd.	4,000	24,558
	Pan Jit International, Inc.	70,000	119,043
	Pan-International Industrial Corp.	63,000	62,027
	Panion & BF Biotech, Inc.	5,000	23,284
	Parade Technologies Ltd.	7,000	131,824
	Parpro Corp.	14,000	9,335
	PChome Online, Inc.	21,000	32,655
	PCL Technologies, Inc.	5,000	13,720
	P-Duke Technology Co. Ltd.	10,000	24,956
	Pegatron Corp.	299,000	546,595
	Pegavision Corp.	5,000	43,651
*	PharmaEssentia Corp.	5,219	73,223
	Phison Electronics Corp.	19,000	173,642
	Phoenix Silicon International Corp.	13,780	21,194
*	Phytohealth Corp.	20,000	10,752
	Pixart Imaging, Inc.	21,000	52,485
	Planet Technology Corp.	8,000	18,483
*	Polaris Group	6,000	16,709
	Polytronics Technology Corp.	14,000	22,860
	Pou Chen Corp.	218,000	184,038
	Power Wind Health Industry, Inc.	5,000	18,052
	Powerchip Semiconductor Manufacturing Corp.	423,000	402,675
	Powertech Technology, Inc.	117,000	270,214
	Poya International Co. Ltd.	10,100	128,371
	President Chain Store Corp.	43,000	357,545
	President Securities Corp.	171,000	77,622
	Primax Electronics Ltd.	74,000	123,969
	Prince Housing & Development Corp.	202,000	64,517
	Pro Hawk Corp.	2,000	9,647
	Promate Electronic Co. Ltd.	42,000	45,828
	Prosperity Dielectrics Co. Ltd.	23,000	22,081
	Qisda Corp.	163,000	123,906
	QST International Corp.	12,000	21,383
	Qualipoly Chemical Corp.	7,000	6,874
	Quang Viet Enterprise Co. Ltd.	5,000	19,339
	Quanta Computer, Inc.	177,000	374,905
	Quanta Storage, Inc.	35,000	40,982
	Quintain Steel Co. Ltd.	34,980	13,049
	Radiant Opto-Electronics Corp.	81,000	246,796
	Radium Life Tech Co. Ltd.	163,000	45,848
*	RDC Semiconductor Co. Ltd.	6,000	25,876
	Realtek Semiconductor Corp.	73,000	575,478
	Rechi Precision Co. Ltd.	65,000	31,922
	Rexon Industrial Corp. Ltd.	30,000	26,206
	Rich Development Co. Ltd.	109,000	27,653
*	Ritek Corp.	177,000	38,428
	Rodex Fasteners Corp.	12,000	22,460
*	Roo Hsing Co. Ltd.	63,000	5,709
	Ruentex Development Co. Ltd.	117,000	143,619

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ruentex Engineering & Construction Co.	11,000	$30,507
	Ruentex Industries Ltd.	99,619	170,176
	Run Long Construction Co. Ltd.	36,800	72,284
	Sakura Development Co. Ltd.	27,000	26,357
	Sampo Corp.	83,000	60,471
	San Fang Chemical Industry Co. Ltd.	40,000	24,812
	San Shing Fastech Corp.	16,000	26,204
	Sanyang Motor Co. Ltd.	103,000	115,879
	Savior Lifetec Corp.	24,000	12,014
	ScinoPharm Taiwan Ltd.	36,000	26,554
	SDI Corp.	17,000	46,870
	Sea Sonic Electronics Co. Ltd.	6,000	8,534
	Senao International Co. Ltd.	18,000	16,599
	Senao Networks, Inc.	5,000	27,982
	Sensortek Technology Corp.	5,000	30,486
	Sercomm Corp.	45,000	105,168
	Sesoda Corp.	30,000	37,298
	Shanghai Commercial & Savings Bank Ltd.	203,000	292,179
	Shan-Loong Transportation Co. Ltd.	9,000	9,102
	Sharehope Medicine Co. Ltd.	20,999	19,137
	Sheng Yu Steel Co. Ltd.	37,000	26,690
	ShenMao Technology, Inc.	16,000	18,464
	Shih Her Technologies, Inc.	7,000	10,972
	Shih Wei Navigation Co. Ltd.	72,153	51,133
	Shihlin Electric & Engineering Corp.	56,000	94,893
	Shin Kong Financial Holding Co. Ltd.	1,235,000	306,184
	Shin Ruenn Development Co. Ltd.	17,260	14,026
	Shin Zu Shing Co. Ltd.	26,000	62,751
*	Shining Building Business Co. Ltd.	50,000	14,061
	Shinkong Insurance Co. Ltd.	40,000	54,652
	Shinkong Synthetic Fibers Corp.	233,000	116,600
	Shinkong Textile Co. Ltd.	36,000	42,651
	Shiny Chemical Industrial Co. Ltd.	15,500	48,220
	ShunSin Technology Holding Ltd.	4,000	9,813
*	Shuttle, Inc.	88,000	30,890
	Sigurd Microelectronics Corp.	101,000	145,380
	Silergy Corp.	16,000	184,507
	Silicon Integrated Systems Corp.	97,900	45,979
	Silicon Optronics, Inc.	13,000	27,614
	Simplo Technology Co. Ltd.	18,000	143,024
	Sinbon Electronics Co. Ltd.	11,000	85,422
	Sincere Navigation Corp.	59,000	32,206
	Singatron Enterprise Co. Ltd.	16,000	9,864
	Sinher Technology, Inc.	9,000	9,892
	Sinmag Equipment Corp.	12,000	30,667
	Sino-American Silicon Products, Inc.	56,000	214,758
	Sinon Corp.	67,000	73,597
	SinoPac Financial Holdings Co. Ltd.	579,540	289,164
	Sinopower Semiconductor, Inc.	4,000	11,807
	Sinphar Pharmaceutical Co. Ltd.	32,000	27,688
	Sinyi Realty, Inc.	42,000	36,524
	Sitronix Technology Corp.	31,000	158,613
	Siward Crystal Technology Co. Ltd.	34,000	30,846
	Soft-World International Corp.	10,000	22,206
	Solar Applied Materials Technology Corp.	76,000	65,174
	Solomon Technology Corp.	21,000	14,578
	Solteam, Inc.	7,000	8,734
	Sonix Technology Co. Ltd.	42,000	59,715
	Southeast Cement Co. Ltd.	21,000	11,555

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Speed Tech Corp.	20,000	$31,049
	Spirox Corp.	11,000	8,826
	Sporton International, Inc.	13,000	81,371
	Sports Gear Co. Ltd.	37,000	80,313
	St Shine Optical Co. Ltd.	10,000	65,393
	Standard Chemical & Pharmaceutical Co. Ltd.	10,000	13,822
	Standard Foods Corp.	77,000	92,281
	Stark Technology, Inc.	15,000	35,815
*	Sun Yad Construction Co. Ltd.	22,140	8,460
	Sunjuice Holdings Co. Ltd.	1,000	6,266
	SunMax Biotechnology Co. Ltd.	3,000	12,711
	Sunny Friend Environmental Technology Co. Ltd.	13,000	54,227
	Sunonwealth Electric Machine Industry Co. Ltd.	43,000	53,507
	Sunplus Innovation Technology, Inc.	4,000	7,417
	Sunplus Technology Co. Ltd.	93,000	64,702
	Sunrex Technology Corp.	30,000	33,490
	Sunspring Metal Corp.	17,000	10,881
	Superior Plating Technology Co. Ltd.	7,000	11,539
	Supreme Electronics Co. Ltd.	105,000	107,770
	Swancor Holding Co. Ltd.	8,000	22,084
	Symtek Automation Asia Co. Ltd.	11,000	25,770
	Syncmold Enterprise Corp.	14,000	25,622
	Synnex Technology International Corp.	93,000	151,414
*	Sysgration	15,000	16,894
	Systex Corp.	29,000	59,531
	T3EX Global Holdings Corp.	29,000	54,451
	TA Chen Stainless Pipe	245,430	286,780
	Ta Liang Technology Co. Ltd.	5,000	6,305
	Ta Ya Electric Wire & Cable	147,940	75,700
	Tah Hsin Industrial Corp.	5,720	11,467
	TA-I Technology Co. Ltd.	21,000	26,900
*	Tai Tung Communication Co. Ltd.	12,000	5,103
	Taichung Commercial Bank Co. Ltd.	306,600	119,244
	TaiDoc Technology Corp.	9,000	47,433
	Taiflex Scientific Co. Ltd.	39,000	48,588
	Taimide Tech, Inc.	15,000	14,136
	Tainan Spinning Co. Ltd.	244,000	122,349
	Tai-Saw Technology Co. Ltd.	16,000	11,831
	Taishin Financial Holding Co. Ltd.	997,235	409,258
	TaiSol Electronics Co. Ltd.	13,000	12,380
	Taita Chemical Co. Ltd.	34,000	20,951
	TAI-TECH Advanced Electronics Co. Ltd.	10,000	22,797
	Taiwan Business Bank	581,948	215,444
	Taiwan Cement Corp.	384,076	360,142
	Taiwan Chinsan Electronic Industrial Co. Ltd.	13,000	13,504
	Taiwan Cogeneration Corp.	64,000	58,069
	Taiwan Cooperative Financial Holding Co. Ltd.	413,150	320,114
	Taiwan FamilyMart Co. Ltd.	7,000	40,179
	Taiwan Fertilizer Co. Ltd.	71,000	115,112
	Taiwan Fire & Marine Insurance Co. Ltd.	41,000	25,183
	Taiwan FU Hsing Industrial Co. Ltd.	33,000	40,994
	Taiwan Glass Industry Corp.	186,000	117,485
	Taiwan High Speed Rail Corp.	153,000	133,289
	Taiwan Hon Chuan Enterprise Co. Ltd.	51,000	131,799
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	25,000	26,787
	Taiwan IC Packaging Corp.	23,000	7,478
	Taiwan Line Tek Electronic	14,000	10,582
	Taiwan Mask Corp.	38,000	69,165
	Taiwan Mobile Co. Ltd.	125,000	368,573

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Navigation Co. Ltd.	37,000	$26,610
	Taiwan Paiho Ltd.	55,000	83,097
	Taiwan PCB Techvest Co. Ltd.	50,000	50,515
	Taiwan Pelican Express Co. Ltd.	7,000	9,203
	Taiwan Sakura Corp.	35,000	63,554
	Taiwan Sanyo Electric Co. Ltd.	19,000	20,807
	Taiwan Secom Co. Ltd.	44,000	126,056
	Taiwan Semiconductor Co. Ltd.	33,000	76,556
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,544,000	18,562,282
	Taiwan Shin Kong Security Co. Ltd.	53,000	63,544
	Taiwan Styrene Monomer	97,000	37,140
	Taiwan Surface Mounting Technology Corp.	58,000	146,673
	Taiwan Taxi Co. Ltd.	6,000	14,610
*	Taiwan TEA Corp.	103,000	65,599
	Taiwan Union Technology Corp.	54,000	73,315
	Taiwan-Asia Semiconductor Corp.	68,000	66,513
	Taiyen Biotech Co. Ltd.	14,000	13,026
*	Tang Eng Iron Works Co. Ltd.	20,000	19,064
*	Tatung Co. Ltd.	126,000	122,169
	TBI Motion Technology Co. Ltd.	7,000	7,064
	TCI Co. Ltd.	15,000	49,961
	Team Group, Inc.	12,600	11,929
	Teco Electric & Machinery Co. Ltd.	172,000	151,923
	Tehmag Foods Corp.	5,000	37,832
	Test Research, Inc.	36,000	67,064
	Test Rite International Co. Ltd.	31,000	19,410
	Tex-Ray Industrial Co. Ltd.	32,000	11,320
	Thermaltake Technology Co. Ltd.	12,000	7,975
	Thinking Electronic Industrial Co. Ltd.	16,000	58,193
	Thye Ming Industrial Co. Ltd.	24,000	25,764
	Tian Zheng International Precision Machinery Co. Ltd.	1,000	1,418
	Ton Yi Industrial Corp.	181,000	93,036
	Tong Hsing Electronic Industries Ltd.	31,000	165,745
	Tong Ming Enterprise Co. Ltd.	9,000	12,279
	Tong Yang Industry Co. Ltd.	78,000	109,148
	Tong-Tai Machine & Tool Co. Ltd.	19,000	7,835
*	Top Bright Holding Co. Ltd.	4,000	13,068
	Top Union Electronics Corp.	12,000	8,565
	Topco Scientific Co. Ltd.	25,000	115,688
	Topco Technologies Corp.	5,000	10,856
	Topkey Corp.	11,000	58,765
	Topoint Technology Co. Ltd.	35,000	30,775
	TPK Holding Co. Ltd.	74,000	65,314
	Trade-Van Information Services Co.	6,000	10,147
	Transcend Information, Inc.	32,000	63,889
	Transcom, Inc.	5,000	19,308
	Tripod Technology Corp.	74,000	204,468
*	TrueLight Corp.	12,000	7,820
	Trusval Technology Co. Ltd.	5,000	8,776
	Tsann Kuen Enterprise Co. Ltd.	8,419	10,902
	TSC Auto ID Technology Co. Ltd.	3,000	17,391
	TSRC Corp.	119,000	97,504
	Ttet Union Corp.	7,000	31,478
	TTFB Co. Ltd.	3,945	22,689
	TTY Biopharm Co. Ltd.	37,000	85,944
	Tul Corp.	9,000	17,300
	Tung Ho Steel Enterprise Corp.	101,000	154,563
	Tung Thih Electronic Co. Ltd.	6,000	24,874
	Turvo International Co. Ltd.	11,000	30,883

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	TXC Corp.	60,000	$141,609
	TYC Brother Industrial Co. Ltd.	66,000	51,331
*	Tycoons Group Enterprise	77,000	19,074
	Tyntek Corp.	44,000	20,687
	UDE Corp.	11,000	10,079
	U-Ming Marine Transport Corp.	113,000	123,081
	Unic Technology Corp.	21,000	8,231
	Unimicron Technology Corp.	136,000	522,562
	Union Bank Of Taiwan	259,674	121,875
	Uni-President Enterprises Corp.	267,000	542,213
	Unitech Computer Co. Ltd.	13,000	11,792
*	Unitech Printed Circuit Board Corp.	105,841	57,285
	United Integrated Services Co. Ltd.	28,000	125,661
#	United Microelectronics Corp., Sponsored ADR	51,456	305,134
	United Microelectronics Corp.	755,000	907,858
*	United Orthopedic Corp.	12,000	11,536
	Univacco Technology, Inc.	17,000	12,938
	Universal Cement Corp.	88,000	54,578
	Universal Vision Biotechnology Co. Ltd.	6,300	48,185
	Universal, Inc.	12,000	8,187
	Unizyx Holding Corp.	53,895	42,813
	UPC Technology Corp.	174,000	65,752
	Userjoy Technology Co. Ltd.	6,000	12,874
	USI Corp.	187,000	117,258
	U-Tech Media Corp.	25,000	11,812
	Utechzone Co. Ltd.	7,000	16,466
	UVAT Technology Co. Ltd.	9,000	15,163
	Value Valves Co. Ltd.	4,000	9,849
	Vanguard International Semiconductor Corp.	143,000	293,603
	Ventec International Group Co. Ltd.	13,000	23,884
	VIA Labs, Inc.	4,000	20,947
	Viking Tech Corp.	11,000	13,584
	Visual Photonics Epitaxy Co. Ltd.	26,000	46,420
	Voltronic Power Technology Corp.	7,000	283,809
	Wafer Works Corp.	107,000	131,983
	Waffer Technology Corp.	25,907	24,831
	Wah Lee Industrial Corp.	38,000	94,526
	Walsin Lihwa Corp.	392,443	434,109
	Walsin Technology Corp.	77,000	187,946
	Walton Advanced Engineering, Inc.	69,000	23,048
	Wan Hai Lines Ltd.	110,400	231,119
	WEI Chih Steel Industrial Co. Ltd.	14,000	9,457
	Wei Chuan Foods Corp.	67,000	37,907
	Weikeng Industrial Co. Ltd.	103,000	81,973
	Well Shin Technology Co. Ltd.	13,000	18,114
	Weltrend Semiconductor	37,000	48,678
	Wholetech System Hitech Ltd.	11,000	13,602
	Win Semiconductors Corp.	34,000	128,286
	Winbond Electronics Corp.	503,000	303,188
	Winmate, Inc.	6,000	14,963
	Winstek Semiconductor Co. Ltd.	14,000	17,634
	WinWay Technology Co. Ltd.	3,000	28,506
	Wisdom Marine Lines Co. Ltd.	111,000	179,526
	Wistron Corp.	415,000	335,060
	Wistron Information Technology & Services Corp.	6,000	14,287
	Wistron NeWeb Corp.	50,000	129,640
	Wiwynn Corp.	10,000	224,017
	Wonderful Hi-Tech Co. Ltd.	36,000	33,859
*	Wowprime Corp.	13,000	50,317

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	WPG Holdings Ltd.	239,000	$325,412
	WT Microelectronics Co. Ltd.	71,000	128,239
	WUS Printed Circuit Co. Ltd.	21,000	14,755
	XinTec, Inc.	28,000	82,897
	Xxentria Technology Materials Corp.	29,000	50,988
	Yageo Corp.	31,836	360,925
	Yang Ming Marine Transport Corp.	259,000	482,162
	Yankey Engineering Co. Ltd.	3,000	14,639
	YC INOX Co. Ltd.	75,000	58,851
	Yea Shin International Development Co. Ltd.	31,573	21,646
	Yem Chio Co. Ltd.	102,000	40,927
	Yen Sun Technology Corp.	14,000	10,495
	Yeong Guan Energy Technology Group Co. Ltd.	10,000	15,391
	YFC-Boneagle Electric Co. Ltd.	23,000	17,315
	YFY, Inc.	207,000	163,847
	Yi Jinn Industrial Co. Ltd.	31,000	17,489
	Yieh Phui Enterprise Co. Ltd.	211,600	93,553
	YONGGU Group, Inc.	5,000	7,451
	Yonyu Plastics Co. Ltd.	12,000	12,314
	Young Fast Optoelectronics Co. Ltd.	15,000	11,842
	Youngtek Electronics Corp.	32,000	56,005
	Yuanta Financial Holding Co. Ltd.	594,840	363,214
	Yuanta Futures Co. Ltd.	7,000	10,166
	Yuen Chang Stainless Steel Co. Ltd.	18,000	10,721
	Yuen Foong Yu Consumer Products Co. Ltd.	46,000	49,767
	Yulon Finance Corp.	31,553	133,307
	Yulon Motor Co. Ltd.	103,000	145,504
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	6,000	12,976
	Yungshin Construction & Development Co. Ltd.	12,000	22,281
	YungShin Global Holding Corp.	37,000	44,637
	Zeng Hsing Industrial Co. Ltd.	9,000	30,003
	Zenitron Corp.	35,000	27,872
	Zero One Technology Co. Ltd.	35,579	42,413
	Zhen Ding Technology Holding Ltd.	100,000	327,732
	Zhen Yu Hardware Co. Ltd.	4,000	11,536
*	Zhong Yang Technology Co. Ltd.	10,000	11,000
	Zig Sheng Industrial Co. Ltd.	75,000	22,302
*	Zinwell Corp.	57,000	29,212
	Zippy Technology Corp.	11,000	12,919
	ZongTai Real Estate Development Co. Ltd.	41,334	37,684

TOTAL TAIWAN			88,071,078

THAILAND — (3.3%)
	AAPICO Hitech PCL	46,400	36,879
	Absolute Clean Energy PCL	302,200	21,756
	Advanced Info Service PCL	61,400	308,129
	Advanced Information Technology PCL	185,950	30,291
	AEON Thana Sinsap Thailand PCL	13,600	58,424
	AgriPure Holdings PLC	92,400	12,260
*	AgriPure Holdings PLC	46,200	0
	AI Energy PCL	53,500	4,526
*	Airports of Thailand PCL	145,300	282,507
	AJ Plast PCL	20,500	6,679
	Allianz Ayudhya Capital PCL	9,200	10,273
	Amata Corp. PCL	176,900	90,634
*	Ananda Development PCL	480,300	18,046
	AP Thailand PCL	514,600	132,503
	Asia Plus Group Holdings PCL	335,500	26,445
	Asia Sermkij Leasing PCL, NVDR	50,800	43,379

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Asian Insulators PCL	64,800	$10,641
	Asian Sea Corp. PCL, Class F	44,200	20,207
	Asiasoft Corp. PCL	23,900	10,424
	Asset World Corp. PCL	394,500	63,228
	Assetwise PCL	38,500	7,991
	B Grimm Power PCL	41,700	36,978
	Bangchak Corp. PCL	171,800	137,675
*	Bangkok Airways PCL	114,300	40,543
	Bangkok Bank PCL	66,400	253,841
	Bangkok Chain Hospital PCL	209,500	101,833
	Bangkok Commercial Asset Management PCL	132,200	53,144
	Bangkok Dusit Medical Services PCL, Class F	414,800	321,508
	Bangkok Expressway & Metro PCL	229,600	56,706
	Bangkok Insurance PCL	14,500	105,150
	Bangkok Land PCL	2,262,700	60,045
	Bangkok Life Assurance PCL, NVDR	48,900	42,078
	Banpu PCL	917,500	301,333
	Banpu Power PCL	65,300	25,564
	BCPG PCL	195,500	49,055
	BEC World PCL	136,600	34,634
	Berli Jucker PCL	82,700	74,421
*	Better World Green PCL	857,700	16,226
	BG Container Glass PCL	65,500	17,038
*	Bound & Beyond PCL	54,600	17,358
	BTS Group Holdings PCL	183,900	40,104
	Bumrungrad Hospital PCL	27,700	165,210
	Business Online PCL	31,100	8,498
	Cal-Comp Electronics Thailand PCL, Class F	654,450	37,829
	Carabao Group PCL, Class F	25,300	59,993
	Central Pattana PCL	73,000	131,864
*	Central Plaza Hotel PCL	22,300	29,735
	Central Retail Corp. PCL	162,500	179,322
	CH Karnchang PCL	153,700	93,690
	Charoen Pokphand Foods PCL	354,300	235,052
	Chularat Hospital PCL, Class F	725,300	67,461
	CK Power PCL	278,900	36,200
	Com7 PCL, Class F	97,300	77,334
*	Country Group Holdings PCL, Class F	655,000	11,875
	CP ALL PCL	153,600	242,144
	Delta Electronics Thailand PCL	9,900	150,867
	Demco PCL	163,000	18,758
	Diamond Building Products PCL	45,400	9,185
*	DOD Biotech PCL	63,800	7,912
	Dohome PCL	134,440	45,567
	Dynasty Ceramic PCL	801,800	56,880
*	Earth Tech Environment PCL	187,200	15,936
	Eastern Polymer Group PCL, Class F	132,500	35,510
	Eastern Power Group PCL	102,900	11,680
	Eastern Water Resources Development & Management PCL, Class F	110,200	14,767
	Ekachai Medical Care PCL	81,952	16,688
	Electricity Generating PCL	13,300	59,581
	Energy Absolute PCL	46,600	118,153
	Esso Thailand PCL	195,800	74,595
	Forth Corp. PCL	32,500	45,257
	Forth Smart Service PCL	23,400	11,805
	Frasers Property Thailand PCL	68,900	27,517
*	General Engineering PCL	986,800	5,445
	GFPT PCL	73,300	28,311
	Global Green Chemicals PCL, Class F	58,600	21,863

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Global Power Synergy PCL, Class F	21,900	$35,675
	Gulf Energy Development PCL	107,300	142,371
	Gunkul Engineering PCL	447,700	60,579
	Hana Microelectronics PCL	100,500	91,760
	Home Product Center PCL	455,700	174,809
	Hwa Fong Rubber Thailand PCL	46,200	7,890
	Ichitan Group PCL	156,900	43,698
	Index Livingmall PCL	25,800	11,795
	Indorama Ventures PCL	191,400	211,214
*	Interlink Telecom PCL	146,500	15,320
*	Interpharma PCL	33,000	14,133
	Intouch Holdings PCL, Class F	14,800	27,998
	IRPC PCL	1,904,100	157,091
*	Italian-Thai Development PCL	1,213,200	61,521
*	Jasmine International PCL	577,300	36,707
*	Jasmine Technology Solution PCL	22,600	28,799
	Jay Mart PCL	23,000	27,345
*	JKN Global Media PCL	39,400	5,228
	JMT Network Services PCL, Class F	18,000	30,741
	JWD Infologistics PCL	71,800	36,787
	Karmarts PCL	81,400	13,153
	KCE Electronics PCL	87,600	96,668
	KGI Securities Thailand PCL	357,500	45,462
	Khon Kaen Sugar Industry PCL	350,600	34,268
	Kiatnakin Phatra Bank PCL	24,500	46,992
	Krung Thai Bank PCL	170,300	78,304
	Krungthai Card PCL	61,000	91,356
	Lalin Property PCL	77,200	18,255
	Land & Houses PCL	519,100	125,479
	Lanna Resources PCL	90,100	43,795
	LH Financial Group PCL	520,700	15,049
	Loxley PCL	153,300	8,861
	LPN Development PCL	269,000	29,261
	MBK PCL	137,708	68,022
	MC Group PCL	43,200	11,294
	MCS Steel PCL	99,900	24,411
*	MDX PCL	62,800	7,557
	Mega Lifesciences PCL	56,800	66,038
	Millcon Steel PCL	501,600	10,543
*	Minor International PCL	196,100	145,555
	MK Restaurants Group PCL	24,700	37,803
*	Mono Next PCL	486,800	18,546
	Muangthai Capital PCL	126,600	120,579
	Netbay PCL	28,600	22,355
	Noble Development PCL	212,600	25,472
	Northeast Rubber PCL	279,800	42,639
*	Nusasiri PCL	1,008,300	27,022
	Origin Property PCL, Class F	194,500	52,126
	Osotspa PCL	66,100	46,023
*	Plan B Media PCL, Class F	435,688	80,704
*	Platinum Group PCL, Class F	150,800	12,996
	Polyplex Thailand PCL	61,000	37,824
*	Power Solution Technologies PCL, Class F	266,900	11,992
	Praram 9 Hospital PCL	53,200	25,160
	Precious Shipping PCL	272,900	93,930
	Prima Marine PCL	272,100	46,113
*	Principal Capital PCL	128,900	20,659
	Property Perfect PCL	1,293,915	13,259
	Pruksa Holding PCL	104,700	33,011

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	PSG Corp. PCL	292,700	$10,920
	PTG Energy PCL	175,000	63,912
	PTT Exploration & Production PCL	147,600	703,873
	PTT Global Chemical PCL	216,200	247,102
	PTT Oil & Retail Business PCL	78,500	49,707
	PTT PCL	1,000,500	946,348
	Quality Houses PCL	1,714,500	97,302
	R&B Food Supply PCL	41,000	11,850
*	Raimon Land PCL	720,500	13,441
	Rajthanee Hospital PCL	21,200	19,217
	Ramkhamhaeng Hospital PCL, Class F	19,700	28,727
	Ratch Group PCL	55,200	59,464
	Ratchaphruek Hospital PCL, Class F	55,300	8,863
	Ratchthani Leasing PCL	372,900	43,894
	Regional Container Lines PCL	80,900	56,328
	Rojana Industrial Park PCL	195,800	29,838
	RS PCL	65,400	26,978
*	S Hotels & Resorts PCL	271,700	26,413
	S Kijchai Enterprise PCL, Class F	105,200	13,958
	Sabina PCL	36,200	23,778
	Sahamitr Pressure Container PCL	52,000	20,221
	Saha-Union PCL	31,400	23,719
*	Samart Corp. PCL	111,900	16,759
	Sansiri PCL	2,564,200	88,258
	Sappe PCL	26,500	28,199
	SC Asset Corp. PCL	303,500	29,983
	SCB X PCL	36,100	100,541
	SCG Ceramics PCL	288,200	15,599
	SCG Packaging PCL	51,400	70,226
	Sermsang Power Corp. Co. Ltd.	60,060	15,623
*	Seven Utilities & Power PLC	513,900	10,532
	Siam Cement PCL	27,300	232,401
	Siam City Cement PCL	7,800	30,946
	Siam Global House PCL	122,752	64,827
	Siamgas & Petrochemicals PCL	140,100	38,283
	Sikarin PCL, Class F	105,200	39,526
*	Simat Technologies PCL	142,700	8,923
	Singer Thailand PCL	59,400	56,575
*	Singha Estate PCL	408,100	19,408
	Sino-Thai Engineering & Construction PCL	219,400	67,446
	SiS Distribution Thailand PCL	11,100	7,583
*	SKY ICT PCL, Class F	82,100	21,787
	SNC Former PCL	42,900	18,486
	Somboon Advance Technology PCL	72,700	40,686
	SPCG PCL	143,200	51,546
	Sri Trang Agro-Industry PCL	233,600	117,843
	Sri Trang Gloves Thailand PCL	280,000	81,661
	Srisawad Capital 1969 PCL	14,000	9,564
	Srisawad Corp. PCL	100,900	108,694
	Srivichai Vejvivat PCL	49,900	11,865
	Star Petroleum Refining PCL	261,500	81,762
	Starflex PCL	70,500	6,150
*	STARK Corp. PCL	353,600	29,730
	Stars Microelectronics Thailand PCL	112,600	13,727
*	STP & I PCL	268,500	32,451
	Supalai PCL	225,100	124,201
	Super Energy Corp. PCL	4,951,600	91,070
	Susco PCL	78,800	9,524
	SVI PCL	87,400	18,601

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Synnex Thailand PCL	32,400	$13,025
	Syntec Construction PCL	243,200	10,032
	TAC Consumer PCL, Class F	90,100	16,334
	Taokaenoi Food & Marketing PCL, Class F	103,800	19,091
	Tata Steel Thailand PCL	439,200	11,655
	Thai Oil PCL	176,079	252,136
	Thai Stanley Electric PCL, Class F	5,900	28,213
	Thai Union Group PCL, Class F	339,200	160,420
	Thai Vegetable Oil PCL	90,520	67,783
	Thaicom PCL	155,600	47,015
	Thaifoods Group PCL, Class F	229,400	33,753
	Thaire Life Assurance PCL, Class F	114,500	14,140
	Thanachart Capital PCL	31,700	33,316
	Thonburi Healthcare Group PCL	35,600	63,137
	Thoresen Thai Agencies PCL	366,600	72,241
	Tipco Asphalt PCL	113,300	50,905
	Tisco Financial Group PCL	31,200	78,697
	TKS Technologies PCL	58,700	16,657
	TMBThanachart Bank PCL	1,330,574	47,545
	TMT Steel PCL	57,900	11,638
	TOA Paint Thailand PCL	40,700	33,685
	Total Access Communication PCL	63,000	74,488
	TPI Polene PCL	922,600	42,906
	TPI Polene Power PCL	503,100	44,414
	TQM Alpha PCL	58,000	57,147
*	Triton Holding PCL	1,691,000	8,442
	True Corp. PCL	1,018,100	132,679
	TTW PCL	135,000	30,859
*	U City PLC, Class F	726,300	30,724
	Union Auction PCL	36,100	9,485
*	Unique Engineering & Construction PCL	80,800	9,511
	United Paper PCL	43,200	18,728
*	United Power of Asia PCL, Class F	505,100	3,052
	Univanich Palm Oil PCL	105,200	19,625
	Univentures PCL	124,600	9,821
	Vanachai Group PCL	101,000	15,524
	VGI PCL	457,710	43,775
	Vibhavadi Medical Center PCL	755,400	56,764
	WHA Corp. PCL	558,900	57,858
	WICE Logistics PCL	55,900	16,303
	Workpoint Entertainment PCL	39,100	18,595
	YGGDRAZIL Group PCL	41,400	8,756
*	Ziga Innovation PCL	62,200	7,289

TOTAL THAILAND			14,237,939

TURKEY — (1.4%)
	Agesa Hayat ve Emeklilik AS	6,160	10,423
	Akbank TAS	395,154	310,636
	Aksa Akrilik Kimya Sanayii AS	18,978	71,026
	Aksa Enerji Uretim AS	25,644	57,040
	Alarko Holding AS	8,121	28,026
*	Albaraka Turk Katilim Bankasi AS	255,197	31,406
	Alkim Alkali Kimya AS	12,658	26,547
*	Anadolu Anonim Turk Sigorta Sirketi	11,244	5,736
	Anadolu Efes Biracilik Ve Malt Sanayii AS	18,854	48,514
	Anadolu Hayat Emeklilik AS	11,590	9,366
#	Arcelik AS	6,062	25,621
	Aselsan Elektronik Sanayi Ve Ticaret AS	13,547	23,453
	Aygaz AS	7,484	23,694

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Bagfas Bandirma Gubre Fabrikalari AS	16,111	$31,615
*	Banvit Bandirma Vitaminli Yem Sanayii AS	2,129	10,265
*	Baticim Bati Anadolu Cimento Sanayii AS	4,878	11,609
	Bera Holding AS	45,917	56,552
	BIM Birlesik Magazalar AS	29,877	215,111
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	8,496	24,245
	Borusan Yatirim ve Pazarlama AS	1,343	53,598
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	10,783	27,325
*	Bursa Cimento Fabrikasi AS	160,095	40,601
	Cemtas Celik Makina Sanayi Ve Ticaret AS	6,799	16,583
	Cimsa Cimento Sanayi VE Ticaret AS	6,203	25,547
	Coca-Cola Icecek AS	6,147	56,775
	Deva Holding AS	9,169	22,090
	Dogan Sirketler Grubu Holding AS	298,796	95,583
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	97,285	26,397
	Dogus Otomotiv Servis ve Ticaret AS	7,661	50,477
	Eczacibasi Yatirim Holding Ortakligi AS	5,753	29,638
	EGE Endustri VE Ticaret AS	155	27,496
	EGE Gubre Sanayii AS	5,068	21,200
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	36,000	38,461
Ω	Enerjisa Enerji AS	14,068	15,502
	Enka Insaat ve Sanayi AS	74,139	74,676
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	1,770	15,693
	Eregli Demir ve Celik Fabrikalari TAS	75,682	120,610
*	Fenerbahce Futbol AS	8,132	33,489
	Ford Otomotiv Sanayi AS	3,559	69,461
*	Global Yatirim Holding AS	109,932	40,063
*	Goodyear Lastikleri TAS	2,920	2,366
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	39,087	26,243
	GSD Holding AS	87,248	27,779
*	Gubre Fabrikalari TAS	6,051	47,406
*	Hektas Ticaret TAS	88,570	136,180
*	Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS	258,662	13,623
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	16,131	23,704
*	Is Finansal Kiralama AS	69,358	31,679
	Is Yatirim Menkul Degerler AS, Class A	21,889	42,485
*	Izmir Demir Celik Sanayi AS	96,432	20,934
	Jantsa Jant Sanayi Ve Ticaret AS	3,680	19,530
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	21,715	11,261
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	154,029	98,984
*	Karel Elektronik Sanayi ve Ticaret AS	24,375	25,268
*	Karsan Otomotiv Sanayii Ve Ticaret AS	60,736	29,305
	Kartonsan Karton Sanayi ve Ticaret AS	4,176	20,876
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	153,751	18,155
*	Kerevitas Gida Sanayi ve Ticaret AS	53,495	32,349
	KOC Holding AS	61,827	184,437
#	Kordsa Teknik Tekstil AS	14,516	50,053
	Koza Altin Isletmeleri AS	2,895	30,280
*	Koza Anadolu Metal Madencilik Isletmeleri AS	29,433	50,390
	Logo Yazilim Sanayi Ve Ticaret AS	16,106	45,483
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	13,824	64,755
*	Migros Ticaret AS	17,537	114,036
* Ω	MLP Saglik Hizmetleri AS	20,784	72,752
*	NET Holding AS	16,567	12,926
*	Netas Telekomunikasyon AS	7,486	14,234
	Nuh Cimento Sanayi AS	9,817	46,169
	Otokar Otomotiv Ve Savunma Sanayi AS	1,523	43,291
*	Oyak Cimento Fabrikalari AS	62,108	56,087
*	Pamukova Yenilenebilir Elektrik Uretim AS	1,159	9,232

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Pegasus Hava Tasimaciligi AS	3,578	$61,540
*	Petkim Petrokimya Holding AS	167,412	119,760
*	Reysas Tasimacilik ve Lojistik Ticaret AS	43,798	26,922
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	60,279	76,527
# *	Sasa Polyester Sanayi AS	21,558	138,848
*	Sekerbank Turk AS	223,898	24,432
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	20,821	25,817
*	Sok Marketler Ticaret AS	65,055	82,644
	Tat Gida Sanayi AS	21,388	32,549
*	TAV Havalimanlari Holding AS	16,386	69,017
	Tekfen Holding AS	26,266	46,576
*	Teknosa Ic Ve Dis Ticaret AS	34,354	34,416
	Tofas Turk Otomobil Fabrikasi AS	9,990	52,711
*	Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS	89,060	21,760
*	Tukas Gida Sanayi ve Ticaret AS	55,740	56,136
*	Tumosan Motor ve Traktor Sanayi AS	6,241	24,868
*	Turk Hava Yollari AO	46,454	252,839
	Turk Telekomunikasyon AS	86,749	57,811
	Turk Traktor ve Ziraat Makineleri AS	2,648	54,130
	Turkcell Iletisim Hizmetleri AS	111,467	153,851
#	Turkiye Garanti Bankasi AS	47,003	59,393
*	Turkiye Halk Bankasi AS	70,554	31,244
	Turkiye Is Bankasi AS, Class C	274,853	137,687
*	Turkiye Petrol Rafinerileri AS	13,833	280,227
	Turkiye Sigorta AS	45,055	19,243
*	Turkiye Sinai Kalkinma Bankasi AS	393,560	63,673
	Turkiye Sise ve Cam Fabrikalari AS	35,072	62,536
*	Turkiye Vakiflar Bankasi TAO, Class D	117,532	54,079
*	Ulker Biskuvi Sanayi AS	34,074	48,150
*	Ulusoy Un Sanayi ve Ticaret AS	3,844	7,451
	Vestel Beyaz Esya Sanayi ve Ticaret AS	77,432	39,022
	Vestel Elektronik Sanayi ve Ticaret AS	24,616	61,006
#	Yapi ve Kredi Bankasi AS	314,205	155,576
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	20,866	22,740
*	Zorlu Enerji Elektrik Uretim AS	217,824	55,328

TOTAL TURKEY			5,854,911

UNITED ARAB EMIRATES — (1.9%)
	Abu Dhabi Commercial Bank PJSC	134,369	345,888
	Abu Dhabi Islamic Bank PJSC	170,530	441,229
	Abu Dhabi National Hotels	34,585	37,038
	Abu Dhabi National Insurance Co. PSC	30,691	49,965
	Abu Dhabi National Oil Co. for Distribution PJSC	249,474	306,598
	Abu Dhabi Ship Building Co. PJSC	17,840	20,134
	Agthia Group PJSC	69,975	85,109
	Air Arabia PJSC	487,211	270,604
*	Ajman Bank PJSC	212,281	42,692
	Aldar Properties PJSC	355,782	418,496
	Amanat Holdings PJSC	199,762	50,054
*	Amlak Finance PJSC	166,309	26,596
*	Apex Investment Co. PSC	74,411	77,712
	Aramex PJSC	112,894	111,647
*	Arkan Building Materials Co.	381,452	159,960
	Dana Gas PJSC	938,559	240,276
*	Deyaar Development PJSC	297,806	39,814
	Dubai Financial Market PJSC	280,337	107,816
	Dubai Investments PJSC	386,952	229,633
	Dubai Islamic Bank PJSC	413,759	655,508
*	Emaar Development PJSC	259,177	301,820

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Emaar Properties PJSC	409,716	$676,341
	Emirates Driving Co.	5,325	37,559
	Emirates Integrated Telecommunications Co. PJSC	152,776	238,329
	Emirates NBD Bank PJSC	222,903	804,889
	Emirates Telecommunications Group Co. PJSC	193,788	1,361,953
*	Eshraq Investments PJSC	147,157	18,014
	First Abu Dhabi Bank PJSC	155,320	757,458
*	Gulf Pharmaceutical Industries PSC	35,344	11,731
	Islamic Arab Insurance Co.	89,769	12,665
*	Manazel PJSC	213,292	23,406
*	RAK Properties PJSC	220,095	44,314
	Ras Al Khaimah Ceramics	84,377	66,148
*	SHUAA Capital PSC	145,291	15,442
*	Union Properties PJSC	370,443	26,020

TOTAL UNITED ARAB EMIRATES			8,112,858

TOTAL COMMON STOCKS			417,504,482

PREFERRED STOCKS — (1.5%)
BRAZIL — (1.5%)
	Banco ABC Brasil SA	19,700	78,792
Ω	Banco BMG SASeries B	38,100	18,366
	Banco Bradesco SA	206,690	794,669
	Banco do Estado do Rio Grande do Sul SA Class B	47,200	106,635
	Banco Pan SA	40,200	60,158
	Braskem SA Class A	22,400	146,182
	Centrais Eletricas Brasileiras SA Class B	9,600	99,094
	Centrais Eletricas Santa CatarinaSeries A	1,300	14,894
	Cia de Saneamento do ParanaSeries A	141,800	105,688
	Cia de Transmissao de Energia Eletrica Paulista	19,300	91,540
	Cia Energetica de Minas Gerais	119,400	262,817
	Cia Energetica do Ceara Class A	700	5,773
	Cia Ferro Ligas da Bahia - FERBASA	8,100	82,247
	Cia Paranaense de Energia	149,300	213,885
	Eucatex SA Industria e Comercio	6,500	9,991
	Itau Unibanco Holding SA	229,500	1,350,653
	Marcopolo SA	120,400	67,129
	Petroleo Brasileiro SA	393,214	2,269,230
	Randon SA Implementos e Participacoes	43,600	83,900
	Schulz SA	26,200	24,853
	Taurus Armas SA	9,000	25,943
	Track & Field Co. SA	3,900	9,664
	Unipar Carbocloro SA Class B	8,910	184,203
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	94,100	131,709

TOTAL BRAZIL			6,238,015

CHILE — (0.0%)
	Embotelladora Andina SA Class B	19,330	33,769
	Sociedad Quimica y Minera de Chile SA Class B	1,334	126,677

TOTAL CHILE			160,446

COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA	317,593	34,725
	Grupo de Inversiones Suramericana SA	5,755	15,918

TOTAL COLOMBIA			50,643

TOTAL PREFERRED STOCKS			6,449,104

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Fleury SA Rights 11/21/22	6,159	$1,550
*	Omega Energia SA Rights 11/07/22	4,234	16

TOTAL BRAZIL			1,566

INDIA — (0.0%)
*	Suzlon Energy Ltd. Rights 10/20/22	84,839	3,126

INDONESIA — (0.0%)
*	Adhi Karya Persero Tbk PT Rights 11/08/22	557,689	179

MALAYSIA — (0.0%)
*	Yinson Holdings Bhd Warrants 06/21/25	21,445	1,996

SAUDI ARABIA — (0.0%)
*	Saudi Paper Manufacturing Co. Rights 11/02/22	1,176	5,664

SOUTH KOREA — (0.0%)
*	HLB, Inc. Rights 12/02/22	186	1,279
*	Husteel Co. Ltd. Rights 12/06/22	3,545	3,198
*	Kolon Global Corp. Rights 12/02/22	18	0

TOTAL SOUTH KOREA			4,477

TAIWAN — (0.0%)
*	Mercuries Life Insurance Co. Ltd. Rights 11/03/22	87,615	761
*	Shanghai Commercial & Savings Bank Ltd. Rights 10/31/22	14,881	4,341
*	Zeng Hsing Industrial Co. Ltd. 10/25/22	669	364

TOTAL TAIWAN			5,466

THAILAND — (0.0%)
*	Asian Sea Corp. PCL Rights 09/30/22	6,922	0
*	Pstc W2 Warrants 10/28/23	88,967	0
*	Singer Thailand PCL Rights 10/31/22	41,463	0
*	Thai Union Group PCL Rights 11/30/22	9,618	0

TOTAL RIGHTS/WARRANTS			22,474

TOTAL INVESTMENT SECURITIES (Cost $500,395,215)			423,976,060

			Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@ §	The DFA Short Term Investment Fund	574,173	6,638,018

TOTAL INVESTMENTS — (100.0%) (Cost $507,035,752)			$430,614,078

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
SA	Special Assessment

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

§	Affiliated Fund.

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$29,003,617	$161,884	—	$29,165,501
Chile	1,017,344	1,882,009	—	2,899,353
Colombia	654,172	15,830	—	670,002
Czech Republic	—	585,166	—	585,166
Egypt	126,476	—	—	126,476
Greece	1,253	1,741,047	—	1,742,300
Hungary	—	785,146	—	785,146
India	9,276,266	95,072,388	—	104,348,654
Indonesia	107,496	14,066,877	$2,782	14,177,155
Malaysia	—	8,961,785	—	8,961,785
Mexico	12,261,527	—	—	12,261,527
Peru	237,093	—	—	237,093
Philippines	120,730	3,992,082	—	4,112,812
Poland	—	3,537,189	—	3,537,189
Qatar	—	7,022,949	—	7,022,949
Saudi Arabia	24,185	25,514,183	—	25,538,368
South Africa	2,040,160	17,698,246	—	19,738,406
South Korea	6,281,726	58,994,492	41,596	65,317,814
Taiwan	810,599	87,260,479	—	88,071,078
Thailand	13,768,163	469,776	—	14,237,939
Turkey	—	5,854,911	—	5,854,911
United Arab Emirates	—	8,112,858	—	8,112,858
Preferred Stocks
Brazil	6,219,649	18,366	—	6,238,015
Chile	—	160,446	—	160,446
Colombia	50,643	—	—	50,643
Rights/Warrants
Brazil	—	1,566	—	1,566
India	—	3,126	—	3,126
Indonesia	—	179	—	179
Malaysia	—	1,996	—	1,996
Saudi Arabia	—	5,664	—	5,664
South Korea	—	4,477	—	4,477
Taiwan	—	5,466	—	5,466
Securities Lending Collateral	—	6,638,018	—	6,638,018

TOTAL	$82,001,099	$348,568,601	$44,378^	$430,614,078

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value†
COMMON STOCKS — (97.1%)
COMMUNICATION SERVICES — (7.4%)
	Activision Blizzard, Inc.	911,090	$66,327,352
	AT&T, Inc.	19,723,621	359,561,611
# *	Charter Communications, Inc., Class A	796	292,625
	Comcast Corp., Class A	13,738,104	436,047,421
# *	DISH Network Corp., Class A	110,428	1,646,481
	Electronic Arts, Inc.	9,653	1,215,892
#	Fox Corp., Class A	1,008,994	29,129,657
	Fox Corp., Class B	397,338	10,807,594
	Interpublic Group of Cos., Inc.	972,476	28,970,060
# *	Liberty Broadband Corp., Class A	27,366	2,334,867
*	Liberty Broadband Corp., Class C	199,990	16,885,156
# *	Liberty Media Corp.-Liberty Formula One, Class A	39,281	2,043,398
# *	Liberty Media Corp.-Liberty Formula One, Class C	78,309	4,520,779
*	Liberty Media Corp.-Liberty SiriusXM, Class A	156,619	6,646,910
*	Liberty Media Corp.-Liberty SiriusXM, Class C	357,358	15,076,934
#	Lumen Technologies, Inc.	4,018,696	29,577,602
# *	Madison Square Garden Entertainment Corp.	8,266	405,282
*	Meta Platforms, Inc., Class A	977,197	91,035,672
	News Corp., Class A	577,757	9,746,761
#	News Corp., Class B	64,856	1,110,983
#	Omnicom Group, Inc.	60,457	4,398,247
#	Paramount Global, Class B	1,489,752	27,292,257
*	Take-Two Interactive Software, Inc.	24,929	2,953,588
*	T-Mobile U.S., Inc.	1,448,419	219,522,384
	Verizon Communications, Inc.	11,228,072	419,593,051
# *	Walt Disney Co.	1,947,638	207,501,352
*	Warner Bros Discovery, Inc.	2,770,276	36,013,588

TOTAL COMMUNICATION SERVICES			2,030,657,504

CONSUMER DISCRETIONARY — (5.1%)
#	Advance Auto Parts, Inc.	260,009	49,380,909
*	Aptiv PLC	231,684	21,099,462
	Aramark	803,405	29,324,282
#	Autoliv, Inc.	269,146	21,625,881
	BorgWarner, Inc.	1,102,997	41,395,477
# *	Capri Holdings Ltd.	26,730	1,221,026
# *	CarMax, Inc.	385,771	24,307,431
#	Dick’s Sporting Goods, Inc.	20,800	2,366,208
# *	Dollar Tree, Inc.	568,740	90,145,290
#	DR Horton, Inc.	2,494,501	191,777,237
	eBay, Inc.	334,052	13,308,632
	Ford Motor Co.	7,869,237	105,211,699
#	Garmin Ltd.	537,770	47,345,271
	General Motors Co.	4,563,422	179,114,313
#	Gentex Corp.	994,834	26,353,153
	Genuine Parts Co.	7,025	1,249,467
#	Hasbro, Inc.	65,998	4,306,370
# *	Hyatt Hotels Corp., Class A	127,405	12,002,825
	Lear Corp.	317,608	44,055,406
#	Lennar Corp., Class A	1,097,746	88,588,102
#	Lennar Corp., Class B	37,985	2,477,382
#	Lithia Motors, Inc.	2,694	533,816
	LKQ Corp.	1,699,192	94,543,043
	MGM Resorts International	1,566,881	55,733,957
*	Mohawk Industries, Inc.	347,126	32,890,188

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Penske Automotive Group, Inc.	50,142	$5,596,850
#	PulteGroup, Inc.	2,092,976	83,698,110
#	Qurate Retail, Inc., Class A	63,525	148,649
#	Ralph Lauren Corp.	233,423	21,635,978
# *	Royal Caribbean Cruises Ltd.	572,051	30,536,082
	Tapestry, Inc.	358,209	11,348,061
#	Whirlpool Corp.	476,476	65,868,042

TOTAL CONSUMER DISCRETIONARY			1,399,188,599

CONSUMER STAPLES — (5.9%)
	Archer-Daniels-Midland Co.	1,129,118	109,501,864
# *	BellRing Brands, Inc.	100,936	2,444,670
	Bunge Ltd.	584,509	57,691,038
#	Campbell Soup Co.	75,598	3,999,890
	Conagra Brands, Inc.	711,380	26,107,646
	Constellation Brands, Inc., Class A	303,632	75,021,394
*	Darling Ingredients, Inc.	495,295	38,870,752
#	General Mills, Inc.	2,002,753	163,384,590
#	Hormel Foods Corp.	256,007	11,891,525
#	Ingredion, Inc.	6,180	550,762
	J M Smucker Co.	640,719	96,530,724
	Keurig Dr Pepper, Inc.	148,220	5,756,865
	Kroger Co.	3,345,475	158,207,513
#	McCormick & Co., Inc.	34,185	2,688,308
#	Molson Coors Beverage Co., Class B	450,930	22,740,400
	Mondelez International, Inc., Class A	3,063,492	188,343,488
# *	Pilgrim’s Pride Corp.	6,211	143,163
# *	Post Holdings, Inc.	79,359	7,175,641
	Seaboard Corp.	13	48,703
	Tyson Foods, Inc., Class A	1,698,335	116,081,197
# *	U.S. Foods Holding Corp.	808,080	24,048,461
#	Walgreens Boots Alliance, Inc.	971,954	35,476,321
	Walmart, Inc.	3,424,187	487,364,536

TOTAL CONSUMER STAPLES			1,634,069,451

ENERGY — (15.5%)
# *	Antero Resources Corp.	543,816	19,936,295
	Baker Hughes Co.	95,536	2,642,526
#	Chesapeake Energy Corp.	198,413	20,291,697
#	Chevron Corp.	4,558,886	824,702,477
	ConocoPhillips	5,185,429	653,830,743
#	Continental Resources, Inc.	7,637	564,909
#	Coterra Energy, Inc.	965,221	30,047,330
#	Devon Energy Corp.	764,639	59,144,827
	Diamondback Energy, Inc.	197,360	31,007,230
#	EOG Resources, Inc.	1,168,138	159,474,200
#	EQT Corp.	356,304	14,907,759
#	Exxon Mobil Corp.	10,590,425	1,173,524,994
	Halliburton Co.	1,785,450	65,026,089
#	Hess Corp.	1,023,208	144,354,185
	HF Sinclair Corp.	253,216	15,489,223
#	Kinder Morgan, Inc.	4,324,626	78,362,223
#	Marathon Oil Corp.	1,245,245	37,917,710
	Marathon Petroleum Corp.	1,358,505	154,353,338
#	Occidental Petroleum Corp.	1,487,423	107,986,910
#	ONEOK, Inc.	1,039,865	61,684,792
#	Ovintiv, Inc.	158,193	8,012,475
	Phillips 66	744,812	77,676,443

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	Pioneer Natural Resources Co.	481,859	$123,553,466
	Schlumberger NV	3,057,917	159,103,421
#	Targa Resources Corp.	436,846	29,867,161
#	Valero Energy Corp.	900,872	113,104,480
	Williams Cos., Inc.	3,720,143	121,760,280

TOTAL ENERGY			4,288,327,183

FINANCIALS — (19.3%)
	Aflac, Inc.	1,547,828	100,779,081
#	Allstate Corp.	876,965	110,716,831
#	Ally Financial, Inc.	2,648,489	72,992,357
	American Financial Group, Inc.	321,589	46,665,780
	American International Group, Inc.	1,389,809	79,219,113
#	Apollo Global Management, Inc.	140,437	7,774,592
*	Arch Capital Group Ltd.	521,287	29,974,003
	Assurant, Inc.	224,836	30,546,219
	Axis Capital Holdings Ltd.	3,443	188,229
	Bank of America Corp.	8,609,381	310,282,127
	Bank of New York Mellon Corp.	2,360,323	99,393,202
# *	Berkshire Hathaway, Inc., Class B	1,859,637	548,760,282
#	BOK Financial Corp.	6,114	673,702
	Capital One Financial Corp.	1,481,150	157,031,523
#	Charles Schwab Corp.	3,700	294,779
	Chubb Ltd.	586,765	126,089,931
	Cincinnati Financial Corp.	11,885	1,227,958
#	Citigroup, Inc.	3,688,797	169,168,230
	Citizens Financial Group, Inc.	922,786	37,741,947
	CNA Financial Corp.	187,747	7,829,050
#	Comerica, Inc.	154,602	10,899,441
#	East West Bancorp, Inc.	105,184	7,528,019
	Equitable Holdings, Inc.	10,374	317,652
#	Everest Re Group Ltd.	88,971	28,707,383
#	Fidelity National Financial, Inc.	121,493	4,784,394
	Fifth Third Bancorp	3,471,314	123,891,197
	First Citizens BancShares, Inc., Class A	2,552	2,098,050
#	First Horizon Corp.	75,600	1,852,956
#	Franklin Resources, Inc.	271,081	6,356,850
	Globe Life, Inc.	11,967	1,382,428
	Goldman Sachs Group, Inc.	976,089	336,272,421
	Hartford Financial Services Group, Inc.	2,234,680	161,813,179
#	Huntington Bancshares, Inc.	3,221,658	48,904,769
#	Jefferies Financial Group, Inc.	302,462	10,407,717
	JPMorgan Chase & Co.	7,481,873	941,818,173
	KeyCorp.	3,701,040	66,137,585
#	Lincoln National Corp.	388,182	20,911,364
	Loews Corp.	909,290	51,847,716
	M&T Bank Corp.	213,565	35,957,939
# *	Markel Corp.	3,473	4,188,785
	MetLife, Inc.	945,286	69,204,388
	Morgan Stanley	2,962,680	243,443,416
	Northern Trust Corp.	33,684	2,841,245
#	Old Republic International Corp.	745,739	17,308,602
	PNC Financial Services Group, Inc.	578,982	93,696,657
#	Principal Financial Group, Inc.	1,433,986	126,377,186
#	Prosperity Bancshares, Inc.	10,200	730,014
	Prudential Financial, Inc.	586,680	61,712,869
#	Raymond James Financial, Inc.	2,229	263,334
	Regions Financial Corp.	5,559,337	122,027,447
	Reinsurance Group of America, Inc.	12,100	1,780,757

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	RenaissanceRe Holdings Ltd.	3,923	$606,810
	Signature Bank	400	63,412
	State Street Corp.	530,279	39,240,646
#	Synchrony Financial	1,227,307	43,643,037
	Synovus Financial Corp.	13,039	519,604
	Travelers Cos., Inc.	1,083,770	199,912,214
	Truist Financial Corp.	2,880,479	129,016,654
	U.S. Bancorp	1,433,273	60,842,439
#	Unum Group	30,296	1,381,195
	Wells Fargo & Co.	5,911,149	271,853,743
	WR Berkley Corp.	49,696	3,696,389
	Zions Bancorp NA	733,294	38,087,290

TOTAL FINANCIALS			5,331,676,302

HEALTH CARE — (16.7%)
	Abbott Laboratories	136,436	13,498,978
	AbbVie, Inc.	6,916	1,012,502
	Baxter International, Inc.	771,310	41,920,699
	Becton Dickinson & Co.	268,042	63,249,871
# *	Biogen, Inc.	493,640	139,917,322
*	Bio-Rad Laboratories, Inc., Class A	28,517	10,029,714
*	Boston Scientific Corp.	50,481	2,176,236
#	Bristol-Myers Squibb Co.	4,546,581	352,223,630
*	Catalent, Inc.	154,991	10,187,558
*	Centene Corp.	1,084,335	92,309,439
*	Charles River Laboratories International, Inc.	2,300	488,175
	Cigna Corp.	998,289	322,507,244
	Cooper Cos., Inc.	16,950	4,633,961
	CVS Health Corp.	2,930,610	277,528,767
	Danaher Corp.	936,418	235,668,318
# *	DaVita, Inc.	78,875	5,758,664
	Elevance Health, Inc.	771,124	421,627,470
#	Embecta Corp.	43,883	1,356,862
*	Envista Holdings Corp.	11,130	367,401
	Gilead Sciences, Inc.	2,211,205	173,491,144
# *	Henry Schein, Inc.	212,239	14,529,882
*	Hologic, Inc.	298,056	20,208,197
	Humana, Inc.	441,277	246,267,868
*	Incyte Corp.	57,883	4,303,022
*	Jazz Pharmaceuticals PLC	215,487	30,984,876
	Laboratory Corp. of America Holdings	683,569	151,656,618
	McKesson Corp.	122,974	47,882,386
	Medtronic PLC	2,002,037	174,857,912
	Merck & Co., Inc.	54,535	5,518,942
*	Moderna, Inc.	488,200	73,391,106
	PerkinElmer, Inc.	120,811	16,137,933
	Pfizer, Inc.	17,020,200	792,290,310
#	Quest Diagnostics, Inc.	939,317	134,932,887
# *	Regeneron Pharmaceuticals, Inc.	149,397	111,861,004
	STERIS PLC	208,557	35,992,767
*	Syneos Health, Inc.	13,905	700,534
	Thermo Fisher Scientific, Inc.	756,496	388,816,249
*	United Therapeutics Corp.	40,059	9,234,801
	UnitedHealth Group, Inc.	5,974	3,316,466
	Universal Health Services, Inc., Class B	474,671	55,000,129
*	Vertex Pharmaceuticals, Inc.	181,037	56,483,544
	Viatris, Inc.	2,860,265	28,974,484
	Zimmer Biomet Holdings, Inc.	365,895	41,474,198

TOTAL HEALTH CARE			4,614,770,070

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (11.3%)
#	AECOM	513,326	$38,643,181
	AGCO Corp.	253,428	31,468,155
#	AMERCO	84,288	48,481,615
	AMETEK, Inc.	157,969	20,482,261
	Arcosa, Inc.	75,166	4,825,657
*	Builders FirstSource, Inc.	589,989	36,378,722
*	CACI International, Inc., Class A	2,200	668,866
	Carlisle Cos., Inc.	315,528	75,348,086
	Carrier Global Corp.	2,101,873	83,570,470
	CSX Corp.	1,796,603	52,209,283
	Cummins, Inc.	542,409	132,624,425
#	Deere & Co.	1,688	668,144
#	Dover Corp.	413,060	53,982,811
	Eaton Corp. PLC	987,794	148,238,246
	Emerson Electric Co.	243,605	21,096,193
	FedEx Corp.	569,614	91,297,732
	Fortive Corp.	269,682	17,232,680
	Fortune Brands Home & Security, Inc.	519,705	31,348,606
	General Dynamics Corp.	428,065	106,930,637
	General Electric Co.	1,195,941	93,056,169
# *	GXO Logistics, Inc.	765,507	27,971,626
	Howmet Aerospace, Inc.	1,593,760	56,658,168
	Hubbell, Inc.	31,089	7,383,016
	Huntington Ingalls Industries, Inc.	41,674	10,713,135
	Ingersoll Rand, Inc.	795,802	40,188,001
	Jacobs Solutions, Inc.	284,566	32,787,695
	Johnson Controls International PLC	1,557,033	90,058,789
	L3Harris Technologies, Inc.	251,122	61,894,039
	Leidos Holdings, Inc.	734,246	74,592,051
	ManpowerGroup, Inc.	2,452	192,090
#	MDU Resources Group, Inc.	20,335	579,141
# *	Middleby Corp.	49,207	6,882,091
	Norfolk Southern Corp.	780,147	177,928,126
	Northrop Grumman Corp.	130,994	71,917,016
#	nVent Electric PLC	13,164	480,486
	Oshkosh Corp.	2,394	210,672
	Otis Worldwide Corp.	1,224,040	86,466,186
#	Owens Corning	520,448	44,555,553
	PACCAR, Inc.	1,173,311	113,611,704
	Parker-Hannifin Corp.	389,870	113,304,019
#	Pentair PLC	1,018,855	43,759,822
#	Quanta Services, Inc.	679,004	96,445,728
	Raytheon Technologies Corp.	1,827,270	173,261,741
#	Regal Rexnord Corp.	41,600	5,264,064
	Republic Services, Inc.	1,829,777	242,665,026
	Sensata Technologies Holding PLC	669,936	26,938,127
#	Snap-on, Inc.	313,561	69,626,220
*	Southwest Airlines Co.	938,430	34,111,931
#	Stanley Black & Decker, Inc.	766,509	60,163,291
# *	Sunrun, Inc.	36,102	812,656
	Textron, Inc.	1,334,982	91,366,168
	Trane Technologies PLC	315,207	50,316,493
#	TransUnion	86,859	5,148,133
*	United Airlines Holdings, Inc.	73,630	3,171,980
*	United Rentals, Inc.	245,310	77,446,820
#	Westinghouse Air Brake Technologies Corp.	313,561	29,248,970

TOTAL INDUSTRIALS			3,116,672,713

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (7.7%)
*	Advanced Micro Devices, Inc.	213,458	$12,820,287
# *	Akamai Technologies, Inc.	121,238	10,708,953
	Amdocs Ltd.	718,388	62,004,068
	Analog Devices, Inc.	605,521	86,359,405
*	Arrow Electronics, Inc.	388,892	39,379,204
#	Avnet, Inc.	5,178	208,104
# *	Cerence, Inc.	658	11,318
# *	Ciena Corp.	76,253	3,652,519
	Cognizant Technology Solutions Corp., Class A	1,704,834	106,125,917
#	Concentrix Corp.	93,788	11,463,707
	Corning, Inc.	3,991,170	128,395,939
	Dolby Laboratories, Inc., Class A	16,857	1,126,722
*	DXC Technology Co.	324,844	9,339,265
	Fidelity National Information Services, Inc.	754,435	62,610,561
*	First Solar, Inc.	93,364	13,590,997
*	Fiserv, Inc.	507,819	52,173,324
# *	Flex Ltd.	1,338,622	26,210,219
	Global Payments, Inc.	247,994	28,335,794
#	Hewlett Packard Enterprise Co.	7,063,734	100,799,484
#	HP, Inc.	9,328,511	257,653,474
	Intel Corp.	12,556,858	356,991,473
	International Business Machines Corp.	194,565	26,906,394
	Jabil, Inc.	219,026	14,072,421
	Juniper Networks, Inc.	922,810	28,237,986
*	Kyndryl Holdings, Inc.	59,502	575,384
	Marvell Technology, Inc.	1,003,660	39,825,229
	Microchip Technology, Inc.	2,564	158,301
	Micron Technology, Inc.	3,751,374	202,949,333
	MKS Instruments, Inc.	1,502	123,389
# *	ON Semiconductor Corp.	938,498	57,651,932
*	Qorvo, Inc.	511,928	44,066,762
	Roper Technologies, Inc.	14,446	5,988,445
*	Salesforce, Inc.	633,045	102,926,787
	Skyworks Solutions, Inc.	307,882	26,480,931
#	SS&C Technologies Holdings, Inc.	382,266	19,656,118
#	TD SYNNEX Corp.	93,788	8,582,540
#	TE Connectivity Ltd.	984,671	120,356,336
*	Teledyne Technologies, Inc.	30,542	12,155,105
*	Western Digital Corp.	887,149	30,491,311

TOTAL INFORMATION TECHNOLOGY			2,111,165,438

MATERIALS — (7.5%)
	Air Products & Chemicals, Inc.	378,095	94,674,988
#	Albemarle Corp.	499,343	139,751,125
#	Amcor PLC	1,177,510	13,635,566
# *	Arconic Corp.	21,469	445,696
#	Ball Corp.	644	31,807
#	Celanese Corp.	56,404	5,421,553
	CF Industries Holdings, Inc.	607,999	64,605,974
# *	Cleveland-Cliffs, Inc.	409,416	5,318,314
	Corteva, Inc.	1,069,916	69,908,312
	Dow, Inc.	2,820,364	131,823,813
	DuPont de Nemours, Inc.	544,663	31,154,724
	Eastman Chemical Co.	838,344	64,393,203

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	FMC Corp.	25,480	$3,029,572
	Freeport-McMoRan, Inc.	5,097,835	161,550,391
	Huntsman Corp.	8,221	219,994
	International Flavors & Fragrances, Inc.	367,438	35,865,623
#	International Paper Co.	2,073,880	69,703,107
*	Linde PLC	775,637	230,635,662
#	LyondellBasell Industries NV, Class A	1,089,374	83,282,642
	Martin Marietta Materials, Inc.	207,284	69,643,278
	Mosaic Co.	838,015	45,043,306
	Newmont Corp.	2,114,647	89,491,861
#	Nucor Corp.	1,985,067	260,798,103
#	Packaging Corp. of America	118,167	14,204,855
	PPG Industries, Inc.	2,452	279,969
	Reliance Steel & Aluminum Co.	434,112	87,464,886
#	Royal Gold, Inc.	6,364	604,326
#	Sonoco Products Co.	14,629	908,168
#	Steel Dynamics, Inc.	1,686,863	158,649,465
#	Sylvamo Corp.	171,249	8,249,064
	Valvoline, Inc.	230,719	6,773,910
	Vulcan Materials Co.	428,397	70,128,589
#	Westlake Corp.	370,962	35,853,477
	WestRock Co.	591,672	20,152,348

TOTAL MATERIALS			2,073,697,671

REAL ESTATE — (0.4%)
*	CBRE Group, Inc., Class A	956,134	67,828,146
# *	Jones Lang LaSalle, Inc.	216,488	34,441,076

TOTAL REAL ESTATE			102,269,222

UTILITIES — (0.3%)
#	NRG Energy, Inc.	1,165,655	51,755,082
	Vistra Corp.	1,080,745	24,824,713

TOTAL UTILITIES			76,579,795

TOTAL COMMON STOCKS Cost ($ 16,275,340,734)			26,779,073,948

TEMPORARY CASH INVESTMENTS — (1.0%)
	State Street Institutional U.S. Government Money Market Fund 3.010%	264,660,566	264,660,566

SECURITIES LENDING COLLATERAL — (1.9%)
@ §	The DFA Short Term Investment Fund	45,100,100	521,402,250

TOTAL INVESTMENTS — (100.0%) (Cost $ 17,061,542,735)			$27,565,136,764

†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

As of October 31, 2022, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	882	12/16/22	$178,906,459	$171,240,300	$(7,666,159)

Total Futures Contracts			$178,906,459	$171,240,300	$(7,666,159)

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,030,657,504	—	—	$2,030,657,504
Consumer Discretionary	1,399,188,599	—	—	1,399,188,599
Consumer Staples	1,634,069,451	—	—	1,634,069,451
Energy	4,288,327,183	—	—	4,288,327,183
Financials	5,331,676,302	—	—	5,331,676,302
Health Care	4,614,770,070	—	—	4,614,770,070
Industrials	3,116,672,713	—	—	3,116,672,713
Information Technology	2,111,165,438	—	—	2,111,165,438
Materials	2,073,697,671	—	—	2,073,697,671
Real Estate	102,269,222	—	—	102,269,222
Utilities	76,579,795	—	—	76,579,795
Temporary Cash Investments	264,660,566	—	—	264,660,566
Securities Lending Collateral	—	$521,402,250	—	521,402,250
Futures Contracts**	(7,666,159)	—	—	(7,666,159)

TOTAL	$27,036,068,355	$521,402,250	—	$27,557,470,605

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (2.4%)
#	Accrete, Inc.	20,600	$328,627
	Aiming, Inc.	51,100	103,442
	Akatsuki, Inc.	45,400	659,526
*	Allied Architects, Inc.	30,400	215,866
*	AlphaPolis Co. Ltd.	13,000	199,377
	Amuse, Inc.	34,600	419,694
	ARTERIA Networks Corp.	86,500	698,461
	Asahi Broadcasting Group Holdings Corp.	57,600	240,106
#	Asahi Net, Inc.	109,100	443,832
*	Atrae, Inc.	96,000	989,561
	Avex, Inc.	234,900	2,633,117
# *	Bengo4.com, Inc.	46,600	993,005
	Broadmedia Corp.	5,520	36,968
	Broccoli Co. Ltd.	4,400	33,579
#	Carta Holdings, Inc.	38,100	436,506
#	Ceres, Inc.	18,800	105,734
*	COLOPL, Inc.	179,900	847,346
# *	COOKPAD, Inc.	190,600	264,899
#	Cross Marketing Group, Inc.	22,900	133,801
	DeNA Co. Ltd.	411,700	5,369,580
	Digital Holdings, Inc.	60,500	467,103
	Direct Marketing MiX, Inc.	38,200	431,648
	Drecom Co. Ltd.	24,400	125,642
#	Enjin Co. Ltd.	6,600	90,566
#	Faith, Inc.	56,010	215,334
#	Fibergate, Inc.	22,300	136,877
# *	FreakOut Holdings, Inc.	23,400	210,831
	Freebit Co. Ltd.	63,100	466,821
	Fuji Media Holdings, Inc.	132,700	922,941
	Gakken Holdings Co. Ltd.	132,500	873,711
	GungHo Online Entertainment, Inc.	291,600	4,310,169
	Imagica Group, Inc.	112,500	669,172
	Imagineer Co. Ltd.	1,600	9,854
#	i-mobile Co. Ltd.	6,600	52,689
	Infocom Corp.	146,900	2,108,505
	Intage Holdings, Inc.	215,000	2,365,514
	IPS, Inc.	17,200	348,610
	ITmedia, Inc.	56,800	656,707
*	Japan Communications, Inc.	903,800	1,359,588
	J-Stream, Inc.	32,200	130,236
	Kamakura Shinsho Ltd.	25,700	138,325
*	LIFULL Co. Ltd.	444,000	491,356
# *	Macbee Planet, Inc.	3,400	197,110
	Macromill, Inc.	243,197	1,812,692
	MarkLines Co. Ltd.	72,900	1,254,183
	Marvelous, Inc.	195,700	887,884
#	Members Co. Ltd.	50,400	924,566
	Mixi, Inc.	256,400	4,019,585
# *	Mobile Factory, Inc.	10,500	72,001
	MTI Ltd.	49,200	168,128
*	NexTone, Inc.	31,200	918,765
	Okinawa Cellular Telephone Co.	161,600	3,055,947
#	Orchestra Holdings, Inc.	4,800	80,582
	Oricon, Inc.	27,800	180,791
*	PR Times, Inc.	11,900	191,267

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Proto Corp.	157,900	$1,236,791
*	Shobunsha Holdings, Inc.	28,100	55,955
	SKY Perfect JSAT Holdings, Inc.	917,800	3,214,623
	Toei Co. Ltd.	700	85,982
	Tohokushinsha Film Corp.	94,800	407,399
	Tokyu Recreation Co. Ltd.	19,200	792,840
#	Tow Co. Ltd.	226,900	468,347
	Trenders, Inc.	13,300	163,263
	TV Asahi Holdings Corp.	98,500	922,637
	Tv Tokyo Holdings Corp.	67,800	866,986
	Usen-Next Holdings Co. Ltd.	79,900	1,224,187
*	UUUM Co. Ltd.	11,600	75,801
	ValueCommerce Co. Ltd.	105,000	1,531,721
#	V-Cube, Inc.	80,700	547,236
	Vector, Inc.	201,500	1,497,424
	Wowow, Inc.	37,900	318,920
	Zenrin Co. Ltd.	215,250	1,266,974
	ZIGExN Co. Ltd.	113,900	280,193

TOTAL COMMUNICATION SERVICES			60,456,006

CONSUMER DISCRETIONARY — (14.4%)
	&Do Holdings Co. Ltd.	59,500	351,394
	Adastria Co. Ltd.	148,840	2,021,266
#	Adventure, Inc.	8,800	644,036
#	Aeon Fantasy Co. Ltd.	48,932	969,939
#	Ahresty Corp.	141,200	349,867
	Ainavo Holdings Co. Ltd.	5,600	33,565
# *	Airtrip Corp.	85,100	1,419,101
	Aisan Industry Co. Ltd.	213,700	1,012,902
*	Akebono Brake Industry Co. Ltd.	610,100	713,627
	Alleanza Holdings Co. Ltd.	80,800	516,370
	Alpen Co. Ltd.	98,500	1,338,680
#	Alpha Corp.	31,700	201,134
	Amiyaki Tei Co. Ltd.	28,200	551,515
	AOKI Holdings, Inc.	234,900	1,135,373
	Aoyama Trading Co. Ltd.	245,000	1,709,104
	Arata Corp.	87,800	2,424,229
#	Arcland Service Holdings Co. Ltd.	94,800	1,389,652
#	ARCLANDS Corp.	31,200	309,449
	Asahi Co. Ltd.	110,100	957,115
	Ashimori Industry Co. Ltd.	29,499	205,361
	ASKUL Corp.	241,600	2,523,197
	Asti Corp.	19,400	266,924
*	Atsugi Co. Ltd.	18,000	44,758
	Aucnet, Inc.	65,100	978,522
	Autobacs Seven Co. Ltd.	436,500	4,151,823
#	Avantia Co. Ltd.	66,500	347,842
#	Baroque Japan Ltd.	90,200	478,368
#	Beauty Garage, Inc.	21,700	392,195
*	Beenos, Inc.	30,500	554,320
	Belluna Co. Ltd.	323,600	1,559,495
	Benesse Holdings, Inc.	362,043	5,341,033
#	Bic Camera, Inc.	557,300	4,332,829
#	Bike O & Co. Ltd.	33,600	248,966
#	Bookoff Group Holdings Ltd.	66,600	510,618
	Central Automotive Products Ltd.	80,500	1,214,441
	Central Sports Co. Ltd.	45,200	728,186
	Chiyoda Co. Ltd.	110,800	546,574
	Chofu Seisakusho Co. Ltd.	122,400	1,671,554

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Chuo Spring Co. Ltd.	81,700	$379,850
	Cleanup Corp.	139,400	569,903
#	Colowide Co. Ltd.	238,500	2,926,658
#	Corona Corp.	97,200	551,543
#	Create Restaurants Holdings, Inc.	619,500	3,910,501
*	CROOZ, Inc.	9,100	62,127
*	CrowdWorks, Inc.	4,200	49,876
	Curves Holdings Co. Ltd.	186,100	1,081,571
	Daido Metal Co. Ltd.	227,200	782,335
#	Daikoku Denki Co. Ltd.	50,900	488,700
	Daikyonishikawa Corp.	258,900	1,043,926
	Daimaruenawin Co. Ltd.	3,400	26,265
	Dainichi Co. Ltd.	67,100	293,205
	DCM Holdings Co. Ltd.	729,200	5,681,710
	Doshisha Co. Ltd.	134,600	1,368,151
	Doutor Nichires Holdings Co. Ltd.	186,086	2,076,002
	Eagle Industry Co. Ltd.	168,200	1,247,497
	EAT & Holdings Co. Ltd.	33,000	475,343
#	EDION Corp.	526,900	4,182,106
	Enigmo, Inc.	152,100	561,332
#	ES-Con Japan Ltd.	44,600	243,060
#	Eslead Corp.	47,700	602,930
	Exedy Corp.	184,900	2,167,661
	FCC Co. Ltd.	231,100	2,246,969
	Felissimo Corp.	20,600	135,468
#	First Juken Co. Ltd.	46,400	324,625
	First-corp, Inc.	45,300	218,743
	FJ Next Holdings Co. Ltd.	106,600	711,252
	Food & Life Cos. Ltd.	265,000	4,457,576
	Foster Electric Co. Ltd.	143,200	748,344
#	F-Tech, Inc.	42,300	147,843
#	Fuji Corp.	72,800	620,617
	Fuji Corp. Ltd.	171,000	715,114
	Fuji Kyuko Co. Ltd.	66,500	2,056,314
	Fujibo Holdings, Inc.	64,800	1,467,291
	Fujikura Composites, Inc.	119,200	648,185
	Fujishoji Co. Ltd.	52,700	308,913
	FuKoKu Co. Ltd.	66,400	461,178
	Furukawa Battery Co. Ltd.	88,000	621,455
	Furyu Corp.	115,400	906,576
	Futaba Industrial Co. Ltd.	341,300	856,661
#	Gakkyusha Co. Ltd.	49,300	547,369
#	Genki Sushi Co. Ltd.	32,500	677,158
	Geo Holdings Corp.	186,600	2,441,418
	Gift Holdings, Inc.	23,300	541,902
	GLOBERIDE, Inc.	106,198	1,659,874
	Golf Digest Online, Inc.	64,100	626,687
	GSI Creos Corp.	63,184	610,561
	G-Tekt Corp.	143,700	1,284,523
	Gunze Ltd.	98,000	2,517,312
	H2O Retailing Corp.	542,045	4,561,538
#	Hagihara Industries, Inc.	77,700	532,948
#	Hamee Corp.	36,100	206,798
	Handsman Co. Ltd.	43,500	247,333
	Happinet Corp.	99,600	1,370,083
#	Hard Off Corp. Co. Ltd.	58,800	501,016
	Heian Ceremony Service Co. Ltd.	8,300	42,004
	Heiwa Corp.	271,000	4,372,086
#	HI-LEX Corp.	121,700	865,469

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Himaraya Co. Ltd.	32,100	$197,076
	H-One Co. Ltd.	123,200	497,270
	Honeys Holdings Co. Ltd.	118,640	962,314
	Hoosiers Holdings Co. Ltd.	213,000	1,120,216
	Hotland Co. Ltd.	44,200	416,975
	IBJ, Inc.	125,900	806,776
	Ichibanya Co. Ltd.	30,658	945,986
	Ichikoh Industries Ltd.	194,100	554,177
	IDOM, Inc.	367,100	1,837,748
	IJTT Co. Ltd.	133,980	455,811
#	Imasen Electric Industrial	37,400	138,577
# *	Istyle, Inc.	147,000	483,807
* ††	Izuhakone Railway Co. Ltd.	300	0
	Izumi Co. Ltd.	124,600	2,513,563
	JANOME Corp.	109,400	465,989
#	Japan Best Rescue System Co. Ltd.	55,600	298,321
	Japan Wool Textile Co. Ltd.	312,600	2,095,641
	JINS Holdings, Inc.	82,900	2,492,946
# *	Joban Kosan Co. Ltd.	41,499	325,060
	Joshin Denki Co. Ltd.	108,200	1,392,763
	Joyful Honda Co. Ltd.	146,300	1,783,292
	JP-Holdings, Inc.	360,900	724,743
	JVCKenwood Corp.	1,051,800	1,527,000
# *	Kasai Kogyo Co. Ltd.	103,300	133,251
	Kawai Musical Instruments Manufacturing Co. Ltd.	36,600	650,373
	Keiyo Co. Ltd.	245,000	1,492,695
	KeyHolder, Inc.	2,100	11,357
#	KFC Holdings Japan Ltd.	87,300	1,633,893
#	King Co. Ltd.	54,100	161,402
# *	Kintetsu Department Store Co. Ltd.	1,300	21,980
	Ki-Star Real Estate Co. Ltd.	55,900	1,733,144
	Kohnan Shoji Co. Ltd.	157,700	3,301,934
#	Kojima Co. Ltd.	197,700	818,506
	Komatsu Matere Co. Ltd.	195,000	1,068,121
	KOMEDA Holdings Co. Ltd.	301,900	5,042,132
#	Komehyo Holdings Co. Ltd.	42,400	932,635
	Komeri Co. Ltd.	202,100	3,525,826
#	Konaka Co. Ltd.	163,506	366,453
#	Kotobukiya Co. Ltd.	1,800	102,848
	K’s Holdings Corp.	243,000	1,904,248
	KU Holdings Co. Ltd.	115,500	920,428
	Kurabo Industries Ltd.	113,200	1,584,167
	KYB Corp.	117,200	2,563,859
#	Kyoritsu Maintenance Co. Ltd.	63,200	2,603,586
	LEC, Inc.	142,200	840,330
#	LITALICO, Inc.	117,100	2,474,639
*	Locondo, Inc.	21,000	175,622
	Look Holdings, Inc.	37,100	510,830
	Mars Group Holdings Corp.	80,600	987,972
#	Maruzen CHI Holdings Co. Ltd.	106,300	229,414
	Matsuoka Corp.	10,200	62,651
	Media Do Co. Ltd.	54,200	772,253
	Meiko Network Japan Co. Ltd.	36,400	148,292
#	Meiwa Estate Co. Ltd.	73,200	300,478
#	Mikuni Corp.	147,800	313,626
#	Mitsuba Corp.	204,690	540,402
	Mizuno Corp.	114,900	1,967,077
	Monogatari Corp.	66,300	3,037,493
	Morito Co. Ltd.	107,800	544,715

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	MrMax Holdings Ltd.	159,300	$732,355
	Murakami Corp.	31,800	482,409
	Musashi Seimitsu Industry Co. Ltd.	299,300	3,454,289
	Nafco Co. Ltd.	54,200	574,897
	Nagahori Corp.	200	2,226
	Nagase Brothers, Inc.	200	7,346
#	Nagawa Co. Ltd.	31,800	1,587,130
	Nakayamafuku Co. Ltd.	41,800	87,435
	New Art Holdings Co. Ltd.	31,734	322,322
	Nextage Co. Ltd.	287,000	5,531,782
	NHK Spring Co. Ltd.	903,756	5,006,892
	Nichirin Co. Ltd.	61,160	693,311
#	Nihon House Holdings Co. Ltd.	239,600	672,936
#	Nihon Plast Co. Ltd.	100,700	288,328
	Nihon Tokushu Toryo Co. Ltd.	80,400	460,308
	Nippon Felt Co. Ltd.	84,000	223,640
	Nippon Piston Ring Co. Ltd.	49,800	393,207
	Nippon Seiki Co. Ltd.	326,000	1,657,047
	Nishikawa Rubber Co. Ltd.	38,500	306,207
#	Nishimatsuya Chain Co. Ltd.	253,100	2,320,273
	Nissan Shatai Co. Ltd.	477,300	2,748,178
	Nissan Tokyo Sales Holdings Co. Ltd.	166,400	311,951
	NITTAN Corp.	93,500	167,315
	Nojima Corp.	398,000	3,314,681
	NOK Corp.	342,980	2,805,643
	Ohashi Technica, Inc.	67,600	653,300
	Ohsho Food Service Corp.	65,100	2,775,736
	Onward Holdings Co. Ltd.	616,100	1,283,860
#	Ozu Corp.	22,200	219,784
	Pacific Industrial Co. Ltd.	270,300	1,903,854
	PAL GROUP Holdings Co. Ltd.	136,800	1,953,407
	PALTAC Corp.	21,200	602,203
#	PAPYLESS Co. Ltd.	19,200	133,939
#	Paris Miki Holdings, Inc.	115,700	202,085
#	PC Depot Corp.	177,381	332,762
*	PIA Corp.	1,700	37,992
#	Piolax, Inc.	179,700	2,234,465
	Plenus Co. Ltd.	83,700	1,482,699
	Poppins Corp.	2,100	22,361
#	Premium Water Holdings, Inc.	8,100	133,032
#	Press Kogyo Co. Ltd.	598,500	1,673,759
	Pressance Corp.	109,900	1,127,391
	QB Net Holdings Co. Ltd.	58,700	518,537
#	Raccoon Holdings, Inc.	111,700	924,775
	Regal Corp.	1,500	18,570
	Renaissance, Inc.	3,500	21,992
	Resorttrust, Inc.	521,964	8,033,803
	Rhythm Co. Ltd.	43,600	484,251
#	Riberesute Corp.	46,100	247,022
	Ride On Express Holdings Co. Ltd.	46,900	325,247
*	Right On Co. Ltd.	92,925	381,385
	Riken Corp.	58,300	888,524
	Riso Kyoiku Co. Ltd.	692,900	1,433,489
#	Rock Field Co. Ltd.	94,800	920,318
	Roland Corp.	57,600	1,634,450
	Round One Corp.	931,500	3,963,450
#	Sac’s Bar Holdings, Inc.	122,950	582,541
	San Holdings, Inc.	59,900	668,381
*	Sanden Corp.	10,400	14,688

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Sanei Architecture Planning Co. Ltd.	55,200	$574,977
	Sangetsu Corp.	291,250	3,083,932
	Sankyo Co. Ltd.	140,900	4,652,778
	Sankyo Seiko Co. Ltd.	232,800	737,940
	Sanoh Industrial Co. Ltd.	154,900	706,434
	Sanyo Electric Railway Co. Ltd.	109,898	1,671,916
# *	Sanyo Shokai Ltd.	59,599	470,926
	Scroll Corp.	189,200	877,457
	Seiko Group Corp.	165,882	3,513,558
#	Seiren Co. Ltd.	284,000	4,448,320
	Senshukai Co. Ltd.	174,600	468,178
	Seria Co. Ltd.	197,724	3,230,123
#	Shidax Corp.	149,800	573,197
	Shikibo Ltd.	75,600	427,810
	Shin-Nihon Tatemono Co. Ltd.	29,800	86,881
	Shoei Co. Ltd.	154,200	5,686,653
*	Silver Life Co. Ltd.	15,300	153,706
#	Snow Peak, Inc.	182,900	2,406,334
#	SNT Corp.	158,100	229,449
#	Soft99 Corp.	84,400	620,427
	Sotoh Co. Ltd.	49,100	270,693
	SPK Corp.	48,600	462,800
#	Sprix Ltd.	34,300	228,737
	St. Marc Holdings Co. Ltd.	111,200	1,213,519
	Step Co. Ltd.	60,800	789,198
#	Suminoe Textile Co. Ltd.	26,300	314,431
	Sumitomo Riko Co. Ltd.	252,100	994,077
	Suncall Corp.	127,200	568,935
*	SuRaLa Net Co. Ltd.	2,700	15,107
	Syuppin Co. Ltd.	134,200	1,349,741
	T RAD Co. Ltd.	42,900	783,465
	Tachikawa Corp.	71,600	509,153
	Tachi-S Co. Ltd.	195,940	1,452,927
#	Taiho Kogyo Co. Ltd.	109,900	510,827
	Takashimaya Co. Ltd.	426,400	5,274,740
#	Takasho Co. Ltd.	15,400	70,265
*	Take & Give Needs Co. Ltd.	11,400	120,295
#	Takihyo Co. Ltd.	19,200	95,653
#	Tama Home Co. Ltd.	100,000	1,567,715
	Tamron Co. Ltd.	103,400	2,296,895
#	Tbk Co. Ltd.	155,300	290,128
	Tear Corp.	57,300	162,676
	Temairazu, Inc.	14,900	571,967
	T-Gaia Corp.	136,400	1,518,273
#	Tigers Polymer Corp.	79,800	209,201
	Toa Corp.	144,900	758,182
	Tokai Rika Co. Ltd.	326,000	3,401,970
	Token Corp.	45,950	2,422,229
*	Tokyo Base Co. Ltd.	35,500	83,535
	Tokyo Individualized Educational Institute, Inc.	103,700	358,158
	Tokyo Radiator Manufacturing Co. Ltd.	24,300	99,950
	Tokyotokeiba Co. Ltd.	98,100	2,731,225
	Tomy Co. Ltd.	564,293	4,954,976
	Topre Corp.	219,800	1,737,990
#	Toridoll Holdings Corp.	301,500	5,862,325
	Tosho Co. Ltd.	4,400	33,695
	Toyo Tire Corp.	280,200	3,287,156
	Toyoda Gosei Co. Ltd.	38,900	621,884
	TPR Co. Ltd.	150,662	1,264,699

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Treasure Factory Co. Ltd.	10,300	$154,349
	TS Tech Co. Ltd.	449,686	4,702,681
	TSI Holdings Co. Ltd.	301,095	911,236
*	Tsukada Global Holdings, Inc.	86,100	212,971
#	Tsutsumi Jewelry Co. Ltd.	39,000	545,933
#	Twinbird Corp.	9,200	37,966
	Unipres Corp.	224,297	1,310,909
# *	Unitika Ltd.	373,200	686,839
# *	Universal Entertainment Corp.	99,600	1,343,868
	Valuence Holdings, Inc.	1,600	31,416
*	Village Vanguard Co. Ltd.	36,600	264,820
	VT Holdings Co. Ltd.	492,000	1,593,974
	Wacoal Holdings Corp.	267,700	4,310,530
#	Waseda Academy Co. Ltd.	43,600	335,524
#	Watts Co. Ltd.	52,100	224,229
	Weds Co. Ltd.	14,500	48,369
	World Co. Ltd.	94,100	883,077
	Xebio Holdings Co. Ltd.	159,896	1,084,452
#	Yachiyo Industry Co. Ltd.	48,100	206,971
	Yagi & Co. Ltd.	18,600	145,334
	Yamae Group Holdings Co. Ltd.	9,400	95,594
	Yamato International, Inc.	31,900	51,000
#	Yasunaga Corp.	33,300	137,589
	Yellow Hat Ltd.	221,700	2,658,050
	Yondoshi Holdings, Inc.	101,520	1,161,464
	Yonex Co. Ltd.	74,600	691,099
	Yorozu Corp.	126,100	732,136
#	Yoshinoya Holdings Co. Ltd.	280,100	4,402,292
	Yutaka Giken Co. Ltd.	8,700	100,043
	Zojirushi Corp.	14,700	148,222

TOTAL CONSUMER DISCRETIONARY			366,770,947

CONSUMER STAPLES — (7.8%)
#	Aeon Hokkaido Corp.	178,900	1,413,526
	AFC-HD AMS Life Science Co. Ltd.	53,800	261,503
	Ain Holdings, Inc.	119,800	5,032,786
	Albis Co. Ltd.	38,700	599,489
	Arcs Co. Ltd.	269,000	3,585,571
	Artnature, Inc.	116,400	603,269
	Axial Retailing, Inc.	108,000	2,459,402
# *	Axxzia, Inc.	4,800	43,422
	Belc Co. Ltd.	67,200	2,570,597
	Bourbon Corp.	54,800	774,801
	Bull-Dog Sauce Co. Ltd.	3,000	33,861
	Cawachi Ltd.	79,400	1,098,891
	C’BON COSMETICS Co. Ltd.	10,800	117,171
	Chubu Shiryo Co. Ltd.	132,400	901,671
	Chuo Gyorui Co. Ltd.	9,800	194,008
	Como Co. Ltd.	2,600	47,063
#	Cota Co. Ltd.	113,591	1,224,900
	Create SD Holdings Co. Ltd.	137,500	2,929,190
#	Daikokutenbussan Co. Ltd.	34,800	1,061,447
	Delica Foods Holdings Co. Ltd.	66,400	227,102
	DyDo Group Holdings, Inc.	58,700	1,791,178
	Earth Corp.	47,200	1,633,763
	Ebara Foods Industry, Inc.	30,900	669,815
#	Eco’s Co. Ltd.	45,800	560,562
#	Ensuiko Sugar Refining Co. Ltd.	86,200	113,565
	Ezaki Glico Co. Ltd.	194,800	4,382,607

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Feed One Co. Ltd.	153,348	$692,542
#	Fuji Co. Ltd.	118,700	1,467,980
	Fuji Oil Holdings, Inc.	240,200	3,781,633
	Fujicco Co. Ltd.	122,300	1,563,944
	Fujiya Co. Ltd.	70,000	1,202,255
	G-7 Holdings, Inc.	141,300	1,352,874
	Genky DrugStores Co. Ltd.	51,000	1,298,377
#	HABA Laboratories, Inc.	15,000	248,760
	Hagoromo Foods Corp.	17,900	366,983
	Halows Co. Ltd.	56,100	1,126,830
	Heiwado Co. Ltd.	190,100	2,405,669
	Hokkaido Coca-Cola Bottling Co. Ltd.	18,699	521,194
	Hokuto Corp.	139,200	1,796,736
#	Ichimasa Kamaboko Co. Ltd.	46,500	230,065
	Imuraya Group Co. Ltd.	61,500	904,898
#	Inageya Co. Ltd.	44,600	337,751
*	I-NE Co. Ltd.	6,800	196,999
	Itochu-Shokuhin Co. Ltd.	35,100	1,151,568
	Itoham Yonekyu Holdings, Inc.	706,300	3,158,441
	Iwatsuka Confectionery Co. Ltd.	8,700	235,130
	JM Holdings Co. Ltd.	77,000	877,490
	J-Oil Mills, Inc.	122,300	1,300,880
	Kadoya Sesame Mills, Inc.	15,600	366,592
	Kakiyasu Honten Co. Ltd.	53,400	797,988
#	Kameda Seika Co. Ltd.	66,800	2,064,117
#	Kaneko Seeds Co. Ltd.	44,700	438,571
	Kanemi Co. Ltd.	1,200	22,315
	Kansai Food Market Ltd.	6,800	63,888
	Kato Sangyo Co. Ltd.	150,800	3,524,560
	Kenko Mayonnaise Co. Ltd.	73,300	827,348
#	Kibun Foods, Inc.	12,200	73,242
#	Kitanotatsujin Corp.	380,600	737,804
	Koike-ya, Inc.	300	10,793
	Kotobuki Spirits Co. Ltd.	29,600	1,517,414
	Kusuri no Aoki Holdings Co. Ltd.	83,800	4,039,402
	Kyokuyo Co. Ltd.	59,999	1,457,625
	Lacto Japan Co. Ltd.	47,000	673,507
	Life Corp.	81,400	1,213,263
	Mandom Corp.	216,800	2,193,346
#	Marudai Food Co. Ltd.	129,900	1,224,712
	Maruha Nichiro Corp.	216,707	3,341,573
#	Maxvalu Tokai Co. Ltd.	47,000	886,186
	Medical System Network Co. Ltd.	152,000	411,307
	Megmilk Snow Brand Co. Ltd.	277,000	3,016,618
#	Meito Sangyo Co. Ltd.	54,100	579,801
	Milbon Co. Ltd.	164,552	6,785,094
#	Ministop Co. Ltd.	90,500	859,581
	Mitsubishi Shokuhin Co. Ltd.	103,900	2,103,069
	Mitsui DM Sugar Holdings Co. Ltd.	110,870	1,416,405
	Miyoshi Oil & Fat Co. Ltd.	34,400	229,396
	Morinaga & Co. Ltd.	215,699	5,395,101
	Morinaga Milk Industry Co. Ltd.	145,400	4,125,043
	Morozoff Ltd.	37,400	925,951
#	MTG Co. Ltd.	24,700	187,157
#	Nagatanien Holdings Co. Ltd.	74,900	1,008,356
	Nakamuraya Co. Ltd.	26,699	560,207
	Natori Co. Ltd.	65,000	902,759
	Nichimo Co. Ltd.	16,300	264,845
#	Nihon Chouzai Co. Ltd.	73,420	651,954

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Niitaka Co. Ltd.	12,960	$180,610
	Nippn Corp.	346,000	3,641,987
	Nippon Beet Sugar Manufacturing Co. Ltd.	65,500	722,361
	Nippon Suisan Kaisha Ltd.	1,893,700	6,745,679
	Nishimoto Co. Ltd.	19,500	545,936
	Nisshin Oillio Group Ltd.	154,600	3,314,748
	Nissin Sugar Co. Ltd.	98,300	1,123,746
	Nitto Fuji Flour Milling Co. Ltd.	16,200	475,925
	Noevir Holdings Co. Ltd.	85,800	3,171,684
	Oenon Holdings, Inc.	294,200	559,659
#	OIE Sangyo Co. Ltd.	22,000	123,116
# *	Oisix ra daichi, Inc.	171,900	1,939,184
	Okuwa Co. Ltd.	155,300	960,244
	Olympic Group Corp.	28,600	98,476
	OUG Holdings, Inc.	21,300	334,901
	Pickles Holdings Co. Ltd.	56,900	394,495
	Pigeon Corp.	573,125	7,507,397
	Prima Meat Packers Ltd.	177,300	2,346,234
#	Qol Holdings Co. Ltd.	164,500	1,357,079
	Retail Partners Co. Ltd.	107,600	886,473
	Riken Vitamin Co. Ltd.	143,000	1,812,339
	Rokko Butter Co. Ltd.	84,200	796,538
	S Foods, Inc.	114,862	2,102,455
	S&B Foods, Inc.	42,798	1,059,329
#	Sagami Rubber Industries Co. Ltd.	56,000	284,988
	San-A Co. Ltd.	118,000	3,441,632
	Sapporo Holdings Ltd.	385,720	8,507,745
	Sato Foods Co. Ltd.	800	26,533
	Satudora Holdings Co. Ltd.	3,900	17,511
#	Shinnihonseiyaku Co. Ltd.	42,700	449,873
	Shinobu Foods Products Co. Ltd.	1,600	6,637
#	Shoei Foods Corp.	67,600	1,865,613
	Showa Sangyo Co. Ltd.	114,300	1,942,731
	Soiken Holdings, Inc.	39,400	92,738
	ST Corp.	37,100	373,982
	Starzen Co. Ltd.	89,900	1,245,921
	Takara Holdings, Inc.	554,400	3,856,353
	Toho Co. Ltd.	49,900	573,954
#	Torigoe Co. Ltd.	94,500	391,234
#	Transaction Co. Ltd.	89,700	681,925
#	United Super Markets Holdings, Inc.	350,600	2,468,602
	Valor Holdings Co. Ltd.	220,700	2,552,048
	Warabeya Nichiyo Holdings Co. Ltd.	86,460	1,022,334
	Watahan & Co. Ltd.	94,100	874,626
#	Yaizu Suisankagaku Industry Co. Ltd.	62,100	335,173
	YAKUODO Holdings Co. Ltd.	69,400	1,298,552
#	YA-MAN Ltd.	194,200	1,455,590
	Yamatane Corp.	59,000	639,164
#	Yamaya Corp.	23,500	388,534
#	Yamazawa Co. Ltd.	11,800	91,850
	Yaoko Co. Ltd.	55,300	2,405,719
	Yokorei Co. Ltd.	306,400	1,858,464
	Yomeishu Seizo Co. Ltd.	48,700	590,252
*	Yoshimura Food Holdings KK	29,300	96,207
#	Yuasa Funashoku Co. Ltd.	14,300	246,467
	Yukiguni Maitake Co. Ltd.	39,400	282,187
	Yutaka Foods Corp.	3,900	50,185

TOTAL CONSUMER STAPLES			198,062,968

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (0.7%)
#	BP Castrol KK	44,100	$284,991
	Fuji Kosan Co. Ltd.	4,400	34,312
#	Fuji Oil Co. Ltd.	287,900	587,124
	Itochu Enex Co. Ltd.	354,900	2,442,298
	Japan Oil Transportation Co. Ltd.	15,500	227,370
	Japan Petroleum Exploration Co. Ltd.	221,700	5,760,410
	Mitsuuroko Group Holdings Co. Ltd.	197,500	1,359,610
	Nippon Coke & Engineering Co. Ltd.	978,100	532,242
	Sala Corp.	322,100	1,708,339
	San-Ai Obbli Co. Ltd.	389,000	3,213,029
	Sinanen Holdings Co. Ltd.	46,500	1,271,173
#	Toa Oil Co. Ltd.	46,200	978,312
	Toyo Kanetsu KK	48,700	805,728

TOTAL ENERGY			19,204,938

FINANCIALS — (8.8%)
	77 Bank Ltd.	363,152	4,400,716
#	Advance Create Co. Ltd.	63,400	426,754
	AEON Financial Service Co. Ltd.	124,500	1,218,433
	Aichi Financial Group, Inc.	223,571	2,856,753
	Aiful Corp.	1,422,100	3,873,175
#	Aizawa Securities Group Co. Ltd.	200,800	878,425
	Akatsuki Corp.	144,000	307,124
	Akita Bank Ltd.	88,440	945,162
	Anicom Holdings, Inc.	108,300	432,702
# *	Aruhi Corp.	174,700	1,641,229
	Asax Co. Ltd.	9,300	36,547
	Awa Bank Ltd.	232,100	2,917,685
#	Bank of Iwate Ltd.	82,982	1,001,223
#	Bank of Kochi Ltd.	56,100	234,676
	Bank of Nagoya Ltd.	75,630	1,549,265
	Bank of Saga Ltd.	80,920	844,576
	Bank of the Ryukyus Ltd.	273,780	1,432,411
#	Bank of Toyama Ltd.	14,500	160,724
#	Casa, Inc.	28,400	161,608
	Chiba Kogyo Bank Ltd.	284,858	551,486
	Chugin Financial Group, Inc.	691,400	4,167,742
	Credit Saison Co. Ltd.	264,600	2,828,139
	Daishi Hokuetsu Financial Group, Inc.	262,500	4,636,054
	Daito Bank Ltd.	54,200	222,152
	eGuarantee, Inc.	221,400	3,575,889
#	Ehime Bank Ltd.	198,673	1,142,937
#	Entrust, Inc.	54,900	237,426
	FIDEA Holdings Co. Ltd.	124,790	1,086,427
	Financial Products Group Co. Ltd.	236,800	1,850,521
	First Bank of Toyama Ltd.	319,000	882,186
#	First Brothers Co. Ltd.	34,600	201,043
	Fukui Bank Ltd.	123,200	1,126,239
	Fukushima Bank Ltd.	17,200	24,043
	Fuyo General Lease Co. Ltd.	114,800	6,380,157
#	GMO Financial Holdings, Inc.	249,100	956,764
	Gunma Bank Ltd.	2,072,540	5,652,782
	Hachijuni Bank Ltd.	1,994,500	6,360,770
	Hirogin Holdings, Inc.	1,534,800	6,331,737
	Hirose Tusyo, Inc.	20,800	339,965
#	Hokkoku Financial Holdings, Inc.	145,200	4,433,538
	Hokuhoku Financial Group, Inc.	808,700	4,858,472
	HS Holdings Co. Ltd.	152,200	1,095,593
	Hyakugo Bank Ltd.	1,393,709	3,085,078

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Hyakujushi Bank Ltd.	134,700	$1,510,140
	Ichiyoshi Securities Co. Ltd.	224,000	907,209
#	IwaiCosmo Holdings, Inc.	123,900	1,049,074
	Iyogin Holdings, Inc.	1,270,418	5,960,544
#	J Trust Co. Ltd.	345,400	1,516,754
	Jaccs Co. Ltd.	147,700	3,581,598
	JAFCO Group Co. Ltd.	588,100	9,023,388
	Japan Investment Adviser Co. Ltd.	70,300	658,607
#	Japan Securities Finance Co. Ltd.	581,200	3,481,519
#	Jimoto Holdings, Inc.	102,150	282,804
	J-Lease Co. Ltd.	31,900	559,135
	Juroku Financial Group, Inc.	191,700	3,220,920
	Keiyo Bank Ltd.	664,300	2,333,373
	Kita-Nippon Bank Ltd.	43,506	550,258
	Kiyo Bank Ltd.	416,190	4,007,900
	Kyokuto Securities Co. Ltd.	152,800	641,045
	Kyushu Financial Group, Inc.	1,975,137	4,994,387
#	Kyushu Leasing Service Co. Ltd.	34,000	141,908
*	M&A Capital Partners Co. Ltd.	92,100	2,343,455
#	Marusan Securities Co. Ltd.	336,700	939,227
#	Matsui Securities Co. Ltd.	568,800	3,029,067
	Mercuria Holdings Co. Ltd.	58,400	236,199
#	Minkabu The Infonoid, Inc.	21,700	309,520
#	Mito Securities Co. Ltd.	359,500	555,715
	Miyazaki Bank Ltd.	102,900	1,542,970
	Mizuho Leasing Co. Ltd.	180,700	3,937,159
#	Monex Group, Inc.	1,037,500	3,604,082
#	Money Partners Group Co. Ltd.	149,100	274,454
	Morningstar Japan KK	131,300	409,555
#	Mortgage Service Japan Ltd.	26,100	147,277
	Musashino Bank Ltd.	183,200	2,115,592
	Nagano Bank Ltd.	48,599	382,904
	Nanto Bank Ltd.	176,700	2,532,005
	NEC Capital Solutions Ltd.	60,200	863,550
	Nishi-Nippon Financial Holdings, Inc.	779,700	3,976,627
	North Pacific Bank Ltd.	1,785,600	2,836,341
# *	OAK Capital Corp.	297,500	152,113
	Ogaki Kyoritsu Bank Ltd.	232,100	2,740,005
	Oita Bank Ltd.	90,399	1,096,297
#	Okasan Securities Group, Inc.	964,900	2,295,123
	Okinawa Financial Group, Inc.	143,060	1,981,285
	Orient Corp.	280,890	2,275,167
	Premium Group Co. Ltd.	163,200	1,934,314
	Procrea Holdings, Inc.	238,972	3,366,026
	Ricoh Leasing Co. Ltd.	97,600	2,383,123
	San ju San Financial Group, Inc.	118,793	1,162,272
	San-In Godo Bank Ltd.	963,500	4,588,458
*	SBI Insurance Group Co. Ltd.	7,600	40,535
	Senshu Ikeda Holdings, Inc.	1,298,928	1,861,564
	Seven Bank Ltd.	501,400	904,423
	Shiga Bank Ltd.	288,700	4,887,278
	Shikoku Bank Ltd.	239,000	1,394,610
	Shimizu Bank Ltd.	58,200	557,874
#	Sparx Group Co. Ltd.	118,060	1,189,903
	Strike Co. Ltd.	51,700	1,593,577
	Suruga Bank Ltd.	900,700	2,385,896
#	Taiko Bank Ltd.	41,800	314,026
	Tochigi Bank Ltd.	565,200	1,150,754
	Toho Bank Ltd.	1,304,200	1,797,764

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
#	Tohoku Bank Ltd.	63,300	$402,681
	Tokai Tokyo Financial Holdings, Inc.	1,334,300	3,058,672
	Tokyo Kiraboshi Financial Group, Inc.	170,738	2,448,757
	Tomato Bank Ltd.	50,400	326,735
	TOMONY Holdings, Inc.	956,950	2,079,139
#	Tottori Bank Ltd.	53,100	379,681
#	Towa Bank Ltd.	262,300	916,377
	Toyo Securities Co. Ltd.	390,800	598,805
	Traders Holdings Co. Ltd.	13,720	45,978
	Tsukuba Bank Ltd.	494,300	634,760
#	Yamagata Bank Ltd.	143,600	985,489
	Yamaguchi Financial Group, Inc.	1,237,672	6,517,904
	Yamanashi Chuo Bank Ltd.	162,526	1,113,127

TOTAL FINANCIALS			223,363,082

HEALTH CARE — (5.0%)
	Amvis Holdings, Inc.	35,600	688,165
	As One Corp.	74,500	3,176,858
	ASKA Pharmaceutical Holdings Co. Ltd.	141,700	1,115,346
	Astena Holdings Co. Ltd.	194,800	549,661
	BML, Inc.	147,600	3,336,562
#	Carenet, Inc.	130,800	1,198,656
	CE Holdings Co. Ltd.	9,500	30,925
# *	CellSource Co. Ltd.	21,100	622,331
	Charm Care Corp. KK	113,900	804,070
	CMIC Holdings Co. Ltd.	63,200	713,879
	Create Medic Co. Ltd.	38,700	226,083
#	Daiken Medical Co. Ltd.	112,400	347,729
	Daito Pharmaceutical Co. Ltd.	77,580	1,334,353
	Eiken Chemical Co. Ltd.	205,400	2,536,991
	Elan Corp.	208,600	1,602,058
	EM Systems Co. Ltd.	24,900	164,726
	FALCO HOLDINGS Co. Ltd.	53,300	633,837
	FINDEX, Inc.	94,500	392,145
	France Bed Holdings Co. Ltd.	158,600	991,617
	Fuji Pharma Co. Ltd.	97,600	702,755
	Fukuda Denshi Co. Ltd.	63,200	3,299,287
#	Fuso Pharmaceutical Industries Ltd.	42,600	590,589
	H.U. Group Holdings, Inc.	348,800	6,492,843
#	Hogy Medical Co. Ltd.	76,000	1,685,603
#	Hoshi Iryo-Sanki Co. Ltd.	9,600	242,275
	I’rom Group Co. Ltd.	38,400	666,368
*	Japan Animal Referral Medical Center Co. Ltd.	7,400	94,655
*	Japan Hospice Holdings, Inc.	12,400	173,022
	Japan Lifeline Co. Ltd.	392,500	2,646,755
	Japan Medical Dynamic Marketing, Inc.	104,500	831,456
	Jeol Ltd.	21,000	768,457
	JMS Co. Ltd.	104,457	370,810
	Kaken Pharmaceutical Co. Ltd.	116,400	2,979,288
	Kanamic Network Co. Ltd.	139,700	582,786
	Kissei Pharmaceutical Co. Ltd.	175,800	3,105,392
	Koa Shoji Holdings Co. Ltd.	4,100	16,702
	KYORIN Holdings, Inc.	261,400	3,234,542
#	Linical Co. Ltd.	69,400	345,282
	Mani, Inc.	358,900	5,228,305
	Medical Data Vision Co. Ltd.	168,300	1,251,818
	Medikit Co. Ltd.	2,000	32,526
	Medius Holdings Co. Ltd.	68,500	334,399
# *	MedPeer, Inc.	84,200	865,354

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
	Menicon Co. Ltd.	267,900	$4,574,112
#	Mizuho Medy Co. Ltd.	22,400	471,202
	Mochida Pharmaceutical Co. Ltd.	56,798	1,307,918
	Nakanishi, Inc.	327,600	5,977,400
	Nihon Kohden Corp.	195,900	4,386,618
	Nippon Chemiphar Co. Ltd.	7,700	88,729
	Nipro Corp.	839,500	6,328,382
	Paramount Bed Holdings Co. Ltd.	254,000	4,521,662
*	PeptiDream, Inc.	143,700	1,572,123
	Rion Co. Ltd.	54,600	747,913
	Sawai Group Holdings Co. Ltd.	161,200	4,653,068
#	Seed Co. Ltd.	68,100	227,446
	Seikagaku Corp.	233,700	1,425,159
	Shin Nippon Biomedical Laboratories Ltd.	134,300	2,459,207
	Ship Healthcare Holdings, Inc.	346,200	6,639,723
#	Shofu, Inc.	69,900	1,184,422
#	Software Service, Inc.	18,800	1,039,868
	Solasto Corp.	331,500	1,996,042
#	St-Care Holding Corp.	81,600	461,106
# *	SymBio Pharmaceuticals Ltd.	62,300	291,005
	Takara Bio, Inc.	150,900	1,765,467
	Techno Medica Co. Ltd.	14,700	161,147
	Toho Holdings Co. Ltd.	303,300	4,124,712
	Tokai Corp.	134,700	1,710,306
	Torii Pharmaceutical Co. Ltd.	89,800	1,822,203
#	Towa Pharmaceutical Co. Ltd.	173,300	2,608,497
#	Trans Genic, Inc.	51,100	108,912
	Tsumura & Co.	213,118	4,451,261
	Value HR Co. Ltd.	92,800	957,108
	Vital KSK Holdings, Inc.	262,800	1,321,670
# *	Wakamoto Pharmaceutical Co. Ltd.	85,300	128,286
#	WIN-Partners Co. Ltd.	106,100	691,603
	ZERIA Pharmaceutical Co. Ltd.	39,000	580,965

TOTAL HEALTH CARE			127,792,503

INDUSTRIALS — (28.2%)
	Advan Group Co. Ltd.	144,200	849,606
	Aeon Delight Co. Ltd.	107,400	2,146,691
	Aichi Corp.	223,100	1,184,592
	Aida Engineering Ltd.	310,500	1,803,983
	Airtech Japan Ltd.	2,000	15,065
	AIT Corp.	8,100	82,031
	Ajis Co. Ltd.	28,900	387,234
	Alconix Corp.	143,100	1,316,276
#	Alinco, Inc.	80,500	536,259
	Alps Logistics Co. Ltd.	110,100	811,786
#	Altech Corp.	101,970	1,375,764
	Anest Iwata Corp.	220,200	1,320,750
	Asahi Diamond Industrial Co. Ltd.	342,800	1,712,302
	Asahi Kogyosha Co. Ltd.	51,400	708,164
	Asanuma Corp.	84,200	1,549,052
#	Asukanet Co. Ltd.	31,200	206,738
#	AZ-COM MARUWA Holdings, Inc.	169,000	1,605,771
	Bando Chemical Industries Ltd.	210,500	1,495,825
#	Br Holdings Corp.	221,200	516,001
	Bunka Shutter Co. Ltd.	351,900	2,530,218
	Canare Electric Co. Ltd.	21,200	198,020
	Careerlink Co. Ltd.	21,900	356,091
	Central Glass Co. Ltd.	217,900	5,145,194

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Central Security Patrols Co. Ltd.	53,000	$913,611
	Chilled & Frozen Logistics Holdings Co. Ltd.	98,500	798,859
*	Chiyoda Corp.	906,000	2,244,269
	Chiyoda Integre Co. Ltd.	67,900	1,045,981
	Chori Co. Ltd.	73,000	956,485
	Chudenko Corp.	187,800	2,592,100
#	Chugai Ro Co. Ltd.	37,600	395,433
#	Chuo Warehouse Co. Ltd.	21,000	130,077
	CKD Corp.	239,900	2,942,215
	CMC Corp.	30,200	228,805
	Cosel Co. Ltd.	146,800	841,110
	Creek & River Co. Ltd.	67,100	921,305
	CTI Engineering Co. Ltd.	70,300	1,380,634
	CTS Co. Ltd.	157,100	846,132
	Dai-Dan Co. Ltd.	89,200	1,272,397
#	Daido Kogyo Co. Ltd.	43,200	205,118
	Daihatsu Diesel Manufacturing Co. Ltd.	119,100	434,300
	Daihen Corp.	128,100	3,303,286
	Daiho Corp.	71,100	2,016,269
	Dai-Ichi Cutter Kogyo KK	46,300	377,214
	Daiichi Jitsugyo Co. Ltd.	52,000	1,365,530
#	Daiichi Kensetsu Corp.	35,200	343,208
	Daiki Axis Co. Ltd.	41,900	190,723
	Daiseki Co. Ltd.	290,755	8,984,172
#	Daiseki Eco. Solution Co. Ltd.	39,159	210,554
	Daisue Construction Co. Ltd.	48,200	374,969
	Daiwa Industries Ltd.	196,200	1,645,230
	Denyo Co. Ltd.	96,400	944,822
	Dip Corp.	198,900	5,568,555
	DMG Mori Co. Ltd.	731,800	8,468,845
	DMW Corp.	4,800	95,962
	Duskin Co. Ltd.	265,400	5,089,178
	Ebara Jitsugyo Co. Ltd.	64,800	948,350
#	Eidai Co. Ltd.	184,700	268,165
#	EJ Holdings, Inc.	30,100	263,371
	en Japan, Inc.	188,308	3,271,088
	Endo Lighting Corp.	56,300	284,770
#	Envipro Holdings, Inc.	34,400	173,270
#	ERI Holdings Co. Ltd.	14,100	98,940
	Escrow Agent Japan, Inc.	63,300	62,029
	EXEO Group, Inc.	270,800	3,967,640
	F&M Co. Ltd.	44,400	652,042
*	FDK Corp.	64,298	388,982
	Forum Engineering, Inc.	24,500	151,530
	Freund Corp.	75,600	356,618
	Frontier Management, Inc.	7,200	60,636
	Fudo Tetra Corp.	101,380	1,006,838
	Fuji Corp.	357,900	4,725,770
	Fuji Die Co. Ltd.	55,300	212,494
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	43,410
	Fujikura Ltd.	1,559,000	9,230,804
	Fujisash Co. Ltd.	573,900	262,469
	Fukuda Corp.	53,200	1,733,873
	Fukushima Galilei Co. Ltd.	82,400	2,266,031
	Fukuvi Chemical Industry Co. Ltd.	10,600	39,809
	Fukuyama Transporting Co. Ltd.	94,357	2,058,735
	FULLCAST Holdings Co. Ltd.	126,600	2,532,220
	Funai Soken Holdings, Inc.	241,570	4,306,066
	Furukawa Co. Ltd.	194,000	1,701,051

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Furukawa Electric Co. Ltd.	424,300	$6,546,029
	Futaba Corp.	208,200	842,449
#	Gakujo Co. Ltd.	5,600	54,149
	Gecoss Corp.	95,900	514,490
	Giken Ltd.	5,400	116,347
	Glory Ltd.	288,855	4,453,748
	gremz, Inc.	25,500	294,888
	GS Yuasa Corp.	393,683	5,993,468
	Hamakyorex Co. Ltd.	102,600	2,291,807
	Hanwa Co. Ltd.	172,200	4,164,477
	Hashimoto Sogyo Holdings Co. Ltd.	8,140	53,856
#	Hazama Ando Corp.	1,162,500	6,737,422
	Helios Techno Holding Co. Ltd.	109,800	351,067
	Hibiya Engineering Ltd.	109,900	1,406,600
	Hirakawa Hewtech Corp.	70,800	516,020
#	Hirano Tecseed Co. Ltd.	59,400	699,421
#	Hirata Corp.	31,900	933,189
	Hisaka Works Ltd.	127,300	723,037
	Hitachi Zosen Corp.	1,041,679	6,005,282
	Hito Communications Holdings, Inc.	43,900	491,246
#	Hokuetsu Industries Co. Ltd.	139,500	1,049,824
#	Hokuriku Electrical Construction Co. Ltd.	89,040	406,020
	Hosokawa Micron Corp.	89,300	1,620,366
	Howa Machinery Ltd.	65,100	376,444
#	Ichikawa Co. Ltd.	1,000	8,813
#	Ichiken Co. Ltd.	33,600	405,687
#	Ichinen Holdings Co. Ltd.	125,100	1,071,182
	Idec Corp.	191,700	4,105,978
	Ihara Science Corp.	52,900	799,168
#	Iino Kaiun Kaisha Ltd.	513,400	2,555,042
#	Impact HD, Inc.	20,500	549,791
	Imura Envelope Co., Inc.	13,700	75,532
	Inaba Denki Sangyo Co. Ltd.	322,900	6,027,512
#	Inaba Seisakusho Co. Ltd.	61,700	569,807
	Inabata & Co. Ltd.	287,700	4,753,205
	INFRONEER Holdings, Inc.	757,388	5,250,448
	Insource Co. Ltd.	147,650	2,981,420
	Inui Global Logistics Co. Ltd.	80,380	1,025,739
	IR Japan Holdings Ltd.	56,500	826,108
	Iseki & Co. Ltd.	116,500	962,537
	Ishii Iron Works Co. Ltd.	11,000	181,899
	Itoki Corp.	213,100	607,982
	Iwaki Co. Ltd.	56,100	532,631
	Iwasaki Electric Co. Ltd.	42,200	741,415
	JAC Recruitment Co. Ltd.	105,100	1,788,160
	Japan Elevator Service Holdings Co. Ltd.	366,800	4,326,577
#	Japan Foundation Engineering Co. Ltd.	122,400	343,891
	Japan Pulp & Paper Co. Ltd.	72,600	2,240,129
	Japan Steel Works Ltd.	146,500	3,025,000
	Japan Transcity Corp.	244,600	813,890
	JDC Corp.	73,700	284,323
	JK Holdings Co. Ltd.	92,940	680,648
#	Juki Corp.	174,000	853,958
	Kamei Corp.	148,700	1,106,719
	Kanaden Corp.	113,500	819,833
#	Kanagawa Chuo Kotsu Co. Ltd.	42,800	955,235
	Kaname Kogyo Co. Ltd.	1,300	6,683
#	Kanamoto Co. Ltd.	200,700	2,897,308
	Kandenko Co. Ltd.	621,700	3,494,540

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Kanematsu Corp.	506,325	$5,009,720
	Katakura Industries Co. Ltd.	151,500	2,072,845
#	Kato Works Co. Ltd.	58,000	277,627
	Kawada Technologies, Inc.	32,300	786,690
	Kawagishi Bridge Works Co. Ltd.	8,700	159,195
#	Kawata Manufacturing Co. Ltd.	23,300	130,923
	Keihin Co. Ltd.	15,700	146,428
	KFC Ltd.	8,700	88,784
#	Kimura Chemical Plants Co. Ltd.	98,900	480,816
#	Kimura Unity Co. Ltd.	47,000	244,606
	King Jim Co. Ltd.	59,600	366,237
	Kinki Sharyo Co. Ltd.	299	1,896
	Kitagawa Corp.	50,300	425,316
	Kitano Construction Corp.	24,072	389,953
	Kitz Corp.	407,200	2,414,022
*	Kobe Electric Railway Co. Ltd.	37,299	813,081
	Koike Sanso Kogyo Co. Ltd.	13,400	180,150
	Kokuyo Co. Ltd.	449,525	5,575,684
	KOMAIHALTEC, Inc.	18,200	191,063
	Komatsu Wall Industry Co. Ltd.	49,300	605,752
	Komori Corp.	299,000	1,627,599
	Kondotec, Inc.	114,200	774,868
	Konoike Transport Co. Ltd.	174,500	1,836,376
#	Kosaido Holdings Co. Ltd.	124,800	1,273,748
	Kozo Keikaku Engineering, Inc.	22,000	420,306
#	KPP Group Holdings Co. Ltd.	87,100	475,493
	KRS Corp.	75,600	534,767
	Kumagai Gumi Co. Ltd.	227,800	3,851,023
	Kuroda Precision Industries Ltd.	700	8,239
	Kyodo Printing Co. Ltd.	45,800	777,068
#	Kyokuto Boeki Kaisha Ltd.	66,000	572,004
	Kyokuto Kaihatsu Kogyo Co. Ltd.	205,600	1,910,529
#	KYORITSU Co. Ltd.	151,200	116,855
	Kyudenko Corp.	207,400	4,399,039
	LIKE, Inc.	68,700	967,160
#	Link & Motivation, Inc.	252,500	1,524,342
	Lonseal Corp.	2,900	23,149
*	LTS, Inc.	2,100	43,703
	Mabuchi Motor Co. Ltd.	249,034	6,757,392
#	Maezawa Industries, Inc.	49,000	198,975
#	Maezawa Kasei Industries Co. Ltd.	84,000	754,965
	Maezawa Kyuso Industries Co. Ltd.	122,700	756,248
	Makino Milling Machine Co. Ltd.	148,300	4,582,257
#	Management Solutions Co. Ltd.	51,700	1,019,088
	Marufuji Sheet Piling Co. Ltd.	11,800	152,432
	MARUKA FURUSATO Corp.	45,807	1,138,117
#	Marumae Co. Ltd.	31,900	381,849
#	Maruyama Manufacturing Co., Inc.	18,800	180,034
	Maruzen Co. Ltd.	65,800	791,292
	Maruzen Showa Unyu Co. Ltd.	80,600	1,644,883
#	Matching Service Japan Co. Ltd.	52,000	284,553
	Matsuda Sangyo Co. Ltd.	79,782	1,190,207
#	Matsui Construction Co. Ltd.	125,500	475,699
	Max Co. Ltd.	163,000	2,323,037
	Meidensha Corp.	222,710	2,962,999
	Meiho Facility Works Ltd.	36,100	163,415
	Meiji Electric Industries Co. Ltd.	52,500	367,944
#	Meiji Shipping Co. Ltd.	94,000	486,187
	Meisei Industrial Co. Ltd.	222,200	1,053,693

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Meitec Corp.	484,000	$8,152,392
# *	Meiwa Corp.	145,600	715,476
# *	MetaReal Corp.	22,800	162,583
	METAWATER Co. Ltd.	114,300	1,462,752
#	Midac Holdings Co. Ltd.	28,600	710,687
#	Mie Kotsu Group Holdings, Inc.	346,700	1,199,250
	Mirai Industry Co. Ltd.	4,600	46,633
	Mirait One Corp.	577,635	5,550,860
	Mitani Corp.	294,600	2,930,934
	Mitani Sangyo Co. Ltd.	145,000	292,626
#	Mitsubishi Kakoki Kaisha Ltd.	39,000	561,699
	Mitsubishi Logisnext Co. Ltd.	186,600	961,659
	Mitsubishi Logistics Corp.	97,000	2,128,508
	Mitsubishi Pencil Co. Ltd.	132,100	1,285,723
	Mitsuboshi Belting Ltd.	150,300	3,197,218
*	Mitsui E&S Holdings Co. Ltd.	298,581	837,703
#	Mitsui Matsushima Holdings Co. Ltd.	74,400	1,199,178
	Mitsui-Soko Holdings Co. Ltd.	128,400	2,676,659
	Miyaji Engineering Group, Inc.	37,517	827,261
	Mori-Gumi Co. Ltd.	69,500	136,959
	Morita Holdings Corp.	209,700	1,798,398
#	NAC Co. Ltd.	61,300	383,319
	Nachi-Fujikoshi Corp.	89,900	2,355,080
	Nadex Co. Ltd.	40,600	208,440
	Nagase & Co. Ltd.	584,600	7,964,771
	Naigai Trans Line Ltd.	41,700	576,957
	Nakabayashi Co. Ltd.	113,400	404,195
	Nakakita Seisakusho Co. Ltd.	3,700	50,602
	Nakamoto Packs Co. Ltd.	33,300	333,095
*	Nakamura Choukou Co. Ltd.	6,600	26,109
	Nakanishi Manufacturing Co. Ltd.	5,700	59,374
#	Nakano Corp.	107,000	218,447
# *	Namura Shipbuilding Co. Ltd.	268,528	985,454
	Nankai Electric Railway Co. Ltd.	85,900	1,737,700
	Narasaki Sangyo Co. Ltd.	25,400	288,961
	Nice Corp.	32,100	288,556
	Nichias Corp.	382,800	5,905,869
#	Nichiban Co. Ltd.	68,100	777,790
	Nichiden Corp.	97,100	1,147,874
	Nichiha Corp.	163,980	3,105,207
	Nichireki Co. Ltd.	153,000	1,342,850
	Nihon Dengi Co. Ltd.	30,800	597,025
	Nihon Flush Co. Ltd.	122,000	793,741
	Nikkiso Co. Ltd.	307,500	2,049,150
#	Nikko Co. Ltd.	168,400	691,554
	Nikkon Holdings Co. Ltd.	377,400	5,895,645
	Nippi, Inc.	11,900	276,371
#	Nippon Air Conditioning Services Co. Ltd.	187,100	915,052
	Nippon Aqua Co. Ltd.	55,400	273,380
	Nippon Carbon Co. Ltd.	66,200	1,873,960
	Nippon Concept Corp.	39,500	459,302
	Nippon Densetsu Kogyo Co. Ltd.	224,600	2,512,855
	Nippon Dry-Chemical Co. Ltd.	11,300	107,593
	Nippon Filcon Co. Ltd.	15,700	47,846
	Nippon Hume Corp.	137,300	566,441
	Nippon Koei Co. Ltd.	74,200	1,660,002
#	Nippon Parking Development Co. Ltd.	1,330,600	2,309,812
	Nippon Rietec Co. Ltd.	26,400	133,344
	Nippon Road Co. Ltd.	20,400	839,601

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Nippon Seisen Co. Ltd.	14,800	$414,430
	Nippon Sharyo Ltd.	40,999	546,016
*	Nippon Sheet Glass Co. Ltd.	425,600	1,587,319
	Nippon Steel Trading Corp.	96,960	3,336,100
	Nippon Thompson Co. Ltd.	346,400	1,235,466
	Nippon Tungsten Co. Ltd.	6,699	108,258
#	Nishimatsu Construction Co. Ltd.	313,800	7,640,054
	Nishi-Nippon Railroad Co. Ltd.	244,600	4,797,523
	Nishio Rent All Co. Ltd.	123,800	2,489,156
	Nissei ASB Machine Co. Ltd.	51,100	1,274,417
	Nissei Plastic Industrial Co. Ltd.	105,100	676,996
	Nisshinbo Holdings, Inc.	911,180	6,316,101
	Nissin Corp.	92,500	1,196,965
	Nissin Electric Co. Ltd.	323,700	3,004,613
	Nisso Corp.	69,000	261,542
	Nitta Corp.	126,200	2,448,744
	Nitto Boseki Co. Ltd.	72,600	1,076,076
	Nitto Kogyo Corp.	169,300	2,801,962
	Nitto Kohki Co. Ltd.	69,900	740,827
	Nitto Seiko Co. Ltd.	186,200	646,747
	Nittoc Construction Co. Ltd.	121,600	716,131
	NJS Co. Ltd.	36,800	512,918
	Noda Corp.	118,500	986,841
	Nomura Co. Ltd.	61,400	448,489
#	Nomura Micro Science Co. Ltd.	39,900	999,761
	Noritake Co. Ltd.	58,900	1,635,100
	Noritsu Koki Co. Ltd.	118,900	2,140,483
	Noritz Corp.	175,100	1,797,319
#	NS Tool Co. Ltd.	105,300	816,579
#	NS United Kaiun Kaisha Ltd.	59,600	1,483,340
	NTN Corp.	2,686,900	4,783,020
#	Obara Group, Inc.	73,700	1,709,048
#	Ochi Holdings Co. Ltd.	8,900	71,791
	Odawara Engineering Co. Ltd.	9,900	101,151
	Ohba Co. Ltd.	76,500	351,008
	Ohmoto Gumi Co. Ltd.	4,100	165,426
	Oiles Corp.	143,970	1,446,659
	Okabe Co. Ltd.	233,200	1,102,530
	Okada Aiyon Corp.	42,800	413,360
	Okamoto Machine Tool Works Ltd.	25,299	803,711
	Okamura Corp.	374,000	3,442,741
	OKUMA Corp.	150,100	5,024,552
	Okumura Corp.	187,880	3,552,776
	Onoken Co. Ltd.	107,500	1,039,655
	Organo Corp.	168,400	2,905,489
	Oriental Consultants Holdings Co. Ltd.	6,100	106,955
	Oriental Shiraishi Corp.	754,400	1,358,990
#	Origin Co. Ltd.	24,900	217,236
	OSG Corp.	526,900	6,698,620
	Outsourcing, Inc.	731,600	5,699,249
	Oyo Corp.	126,400	1,918,971
#	Paraca, Inc.	35,900	459,991
	Parker Corp.	34,000	112,790
#	Pasco Corp.	11,200	96,976
	Pasona Group, Inc.	143,100	1,968,420
	Pegasus Sewing Machine Manufacturing Co. Ltd.	139,900	814,580
	Penta-Ocean Construction Co. Ltd.	1,589,800	7,906,395
	People Dreams & Technologies Group Co. Ltd.	23,700	430,931
	Pilot Corp.	128,200	4,984,322

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Prestige International, Inc.	650,300	$3,141,019
	Pronexus, Inc.	104,900	675,811
	PS Mitsubishi Construction Co. Ltd.	203,300	841,978
	Punch Industry Co. Ltd.	88,700	239,575
	Quick Co. Ltd.	77,000	1,000,847
	Raito Kogyo Co. Ltd.	287,200	3,917,848
	Raiznext Corp.	271,700	2,275,738
#	Rasa Corp.	63,200	424,363
	Rheon Automatic Machinery Co. Ltd.	120,500	943,271
#	Rix Corp.	17,300	242,328
	Ryobi Ltd.	154,540	1,370,104
#	S LINE Co. Ltd.	23,800	126,255
	Sakai Heavy Industries Ltd.	23,300	468,173
	Sakai Moving Service Co. Ltd.	71,800	2,269,503
# *	Sanix, Inc.	16,900	25,993
	Sanki Engineering Co. Ltd.	270,600	2,929,221
	Sanko Gosei Ltd.	134,300	420,921
	Sanko Metal Industrial Co. Ltd.	16,200	314,209
#	Sankyo Tateyama, Inc.	174,274	636,624
	Sankyu, Inc.	189,600	5,653,246
	Sansei Technologies, Inc.	64,500	329,642
	Sansha Electric Manufacturing Co. Ltd.	62,600	380,207
	Sanyo Denki Co. Ltd.	53,600	1,961,995
	Sanyo Engineering & Construction, Inc.	60,200	252,434
	Sanyo Industries Ltd.	9,900	106,610
	Sanyo Trading Co. Ltd.	138,600	966,967
#	Sata Construction Co. Ltd.	86,199	234,544
	Sato Holdings Corp.	177,900	2,194,616
	Sato Shoji Corp.	86,800	673,044
	SBS Holdings, Inc.	119,400	2,324,819
#	SEC Carbon Ltd.	10,900	502,953
	Seibu Electric & Machinery Co. Ltd.	10,300	102,754
	Seika Corp.	56,700	623,571
#	Seikitokyu Kogyo Co. Ltd.	185,330	1,020,196
	Seiko Electric Co. Ltd.	4,900	31,853
	Seino Holdings Co. Ltd.	396,900	3,049,703
	Sekisui Jushi Corp.	197,500	2,261,455
	Senko Group Holdings Co. Ltd.	704,600	4,706,661
#	Senshu Electric Co. Ltd.	59,600	1,079,804
	Shibaura Machine Co. Ltd.	130,900	2,541,074
	Shibusawa Warehouse Co. Ltd.	59,200	815,012
	Shibuya Corp.	93,700	1,617,143
	Shima Seiki Manufacturing Ltd.	169,000	2,357,841
#	Shimojima Co. Ltd.	48,800	344,922
	Shin Maint Holdings Co. Ltd.	14,600	125,415
	Shin Nippon Air Technologies Co. Ltd.	85,480	1,091,162
#	Shinki Bus Co. Ltd.	1,900	43,120
	Shinmaywa Industries Ltd.	367,000	2,502,819
	Shinnihon Corp.	164,700	801,514
	Shinsho Corp.	31,100	835,292
	Shinwa Co. Ltd.	62,300	833,478
	Shinwa Co. Ltd.	24,800	132,282
#	SIGMAXYZ Holdings, Inc.	220,000	1,766,989
	Sinfonia Technology Co. Ltd.	137,100	1,247,318
	Sinko Industries Ltd.	124,500	1,296,374
	Sintokogio Ltd.	273,000	1,260,572
	SMS Co. Ltd.	199,000	4,565,230
#	Soda Nikka Co. Ltd.	105,700	401,722
	Sodick Co. Ltd.	286,600	1,489,569

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Sotetsu Holdings, Inc.	145,600	$2,204,991
#	Space Co. Ltd.	96,562	570,156
	S-Pool, Inc.	410,600	2,621,976
	Star Micronics Co. Ltd.	217,000	2,485,741
#	Studio Alice Co. Ltd.	56,600	790,285
	Subaru Enterprise Co. Ltd.	6,300	355,395
#	Sugimoto & Co. Ltd.	61,600	808,128
#	Sumiseki Holdings, Inc.	320,200	449,852
	Sumitomo Densetsu Co. Ltd.	110,600	1,945,707
	Sumitomo Mitsui Construction Co. Ltd.	976,140	2,867,603
#	Sumitomo Precision Products Co. Ltd.	17,284	287,658
	Sumitomo Warehouse Co. Ltd.	350,900	4,762,665
	Suzumo Machinery Co. Ltd.	4,400	29,192
	SWCC Showa Holdings Co. Ltd.	154,100	1,851,183
#	Tacmina Corp.	14,700	116,506
	Tadano Ltd.	694,500	4,245,262
	Taihei Dengyo Kaisha Ltd.	91,000	2,008,633
#	Taiheiyo Kouhatsu, Inc.	43,500	198,126
	Taikisha Ltd.	161,000	3,798,621
	Taisei Oncho Co. Ltd.	14,900	184,359
	Takamatsu Construction Group Co. Ltd.	103,300	1,347,045
	Takamatsu Machinery Co. Ltd.	34,000	132,110
	Takamiya Co. Ltd.	137,800	377,156
	Takano Co. Ltd.	50,700	223,268
	Takaoka Toko Co. Ltd.	65,620	809,895
#	Takara & Co. Ltd.	47,155	684,742
	Takara Standard Co. Ltd.	202,100	1,735,407
	Takasago Thermal Engineering Co. Ltd.	297,900	3,623,971
	Takashima & Co. Ltd.	25,200	452,228
	Takeuchi Manufacturing Co. Ltd.	225,200	4,541,602
	Takigami Steel Construction Co. Ltd.	5,300	256,196
#	Takisawa Machine Tool Co. Ltd.	36,300	260,108
	Takuma Co. Ltd.	179,900	1,493,576
	Tanabe Consulting Group Co. Ltd.	2,400	9,962
	Tanabe Engineering Corp.	39,500	239,381
	Tanseisha Co. Ltd.	249,249	1,343,406
	Tatsuta Electric Wire & Cable Co. Ltd.	241,100	713,406
	TECHNO ASSOCIE Co. Ltd.	50,100	353,359
	Techno Ryowa Ltd.	68,690	404,034
	Techno Smart Corp.	49,500	405,312
	Teikoku Electric Manufacturing Co. Ltd.	108,100	1,437,818
	Teikoku Sen-I Co. Ltd.	113,000	1,210,413
	Tekken Corp.	83,400	988,900
	Tenox Corp.	2,800	16,945
	Teraoka Seisakusho Co. Ltd.	51,000	109,697
	Terasaki Electric Co. Ltd.	25,500	161,829
#	Tess Holdings Co. Ltd.	29,200	200,126
	Toa Corp.	93,100	1,522,129
	TOA ROAD Corp.	25,500	1,031,603
	Toba, Inc.	9,800	179,666
	Tobishima Corp.	120,270	839,055
	Tocalo Co. Ltd.	383,600	3,064,814
	Toda Corp.	752,400	3,760,691
	Toenec Corp.	54,000	1,276,473
	Togami Electric Manufacturing Co. Ltd.	17,800	204,060
	TOKAI Holdings Corp.	645,200	3,853,322
	Tokai Lease Co. Ltd.	18,800	181,512
	Tokyo Energy & Systems, Inc.	144,700	899,147
	Tokyo Keiki, Inc.	71,022	610,864

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Tokyo Sangyo Co. Ltd.	126,500	$687,822
	Tokyu Construction Co. Ltd.	535,700	2,248,165
	Toli Corp.	282,400	379,706
	Tomoe Corp.	155,100	365,758
#	Tomoe Engineering Co. Ltd.	47,900	760,986
	Tonami Holdings Co. Ltd.	37,500	889,273
	Torishima Pump Manufacturing Co. Ltd.	120,300	1,042,145
	Totech Corp.	49,200	1,156,030
	Totetsu Kogyo Co. Ltd.	156,200	2,593,126
#	Totoku Electric Co. Ltd.	17,700	261,840
	Toyo Construction Co. Ltd.	492,600	2,976,455
	Toyo Denki Seizo KK	22,850	130,681
# *	Toyo Engineering Corp.	194,378	764,599
	Toyo Logistics Co. Ltd.	85,100	147,680
	Toyo Machinery & Metal Co. Ltd.	100,000	349,009
	Toyo Tanso Co. Ltd.	80,600	2,017,110
#	Toyo Wharf & Warehouse Co. Ltd.	24,100	182,938
	Trancom Co. Ltd.	48,200	2,469,638
	TRE Holdings Corp.	57,612	621,366
	Trinity Industrial Corp.	36,000	162,038
	Trusco Nakayama Corp.	231,800	3,104,859
	Tsubaki Nakashima Co. Ltd.	261,300	2,164,612
	Tsubakimoto Chain Co.	164,740	3,527,042
	Tsubakimoto Kogyo Co. Ltd.	28,400	729,979
	Tsugami Corp.	279,800	2,095,476
	Tsukishima Kikai Co. Ltd.	165,000	1,118,578
	Tsurumi Manufacturing Co. Ltd.	117,500	1,745,667
#	Ueki Corp.	60,800	503,837
#	Union Tool Co.	46,900	1,129,028
	Ushio, Inc.	622,400	6,463,241
	UT Group Co. Ltd.	183,200	2,986,375
	Waida Manufacturing Co. Ltd.	800	5,004
	Wakachiku Construction Co. Ltd.	76,000	1,283,013
	Wakita & Co. Ltd.	220,000	1,736,766
#	WDB Holdings Co. Ltd.	64,600	1,114,126
	Weathernews, Inc.	36,200	1,885,412
	Welbe, Inc.	59,100	378,906
	Will Group, Inc.	98,000	938,231
#	World Holdings Co. Ltd.	50,700	889,243
	Yahagi Construction Co. Ltd.	172,600	870,086
	YAMABIKO Corp.	219,428	1,689,654
	YAMADA Consulting Group Co. Ltd.	64,900	531,708
	Yamashina Corp.	245,700	107,345
	Yamashin-Filter Corp.	30,600	85,482
	Yamato Corp.	108,400	487,299
#	Yamaura Corp.	12,700	84,513
	Yamazen Corp.	362,500	2,253,691
	Yasuda Logistics Corp.	99,100	611,974
	Yokogawa Bridge Holdings Corp.	203,700	2,707,094
	Yondenko Corp.	54,120	658,300
	Yuasa Trading Co. Ltd.	106,400	2,648,335
	Yuken Kogyo Co. Ltd.	20,000	234,858
	Yurtec Corp.	257,400	1,232,008
	Yushin Precision Equipment Co. Ltd.	29,800	140,836
	Zaoh Co. Ltd.	25,900	285,730
	Zenitaka Corp.	19,200	363,301
	Zuiko Corp.	94,600	425,975

TOTAL INDUSTRIALS			720,093,537

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (15.3%)
#	A&D HOLON Holdings Co. Ltd.	129,500	$797,049
*	Access Co. Ltd.	155,800	822,226
#	Ad-sol Nissin Corp.	47,200	484,122
	Adtec Plasma Technology Co. Ltd.	25,000	260,300
*	Advanced Media, Inc.	40,600	266,606
#	AGS Corp.	13,000	53,695
	Ai Holdings Corp.	244,900	3,625,125
	Aichi Tokei Denki Co. Ltd.	53,600	468,017
	Aiphone Co. Ltd.	66,800	898,920
# *	Allied Telesis Holdings KK	191,200	118,234
	Alpha Systems, Inc.	29,220	843,389
	Alps Alpine Co. Ltd.	788,800	6,776,241
	Amano Corp.	291,800	4,993,395
	Anritsu Corp.	849,300	8,548,093
	AOI Electronics Co. Ltd.	27,700	358,540
	Argo Graphics, Inc.	105,300	2,742,401
	Arisawa Manufacturing Co. Ltd.	210,800	1,780,553
	Artiza Networks, Inc.	14,900	104,008
	Asahi Intelligence Service Co. Ltd.	1,300	9,543
	Ascentech KK	21,700	73,280
#	Asteria Corp.	76,600	419,784
#	Atled Corp.	15,700	161,476
	Aval Data Corp.	3,200	52,808
#	Avant Group Corp.	127,700	1,266,705
	Axell Corp.	23,100	196,809
	Base Co. Ltd.	15,600	447,857
	Bell System24 Holdings, Inc.	218,600	2,030,603
*	BrainPad, Inc.	87,600	532,471
	Broadband Tower, Inc.	116,500	135,290
	Broadleaf Co. Ltd.	300,300	1,100,160
	Business Brain Showa-Ota, Inc.	39,600	399,718
#	Business Engineering Corp.	4,400	61,432
	CAC Holdings Corp.	75,200	760,407
	Canon Electronics, Inc.	125,200	1,321,970
#	CDS Co. Ltd.	15,500	189,335
	Celsys, Inc.	206,000	1,089,049
#	Change, Inc.	90,200	1,204,884
	Chino Corp.	45,000	518,578
	Citizen Watch Co. Ltd.	1,669,800	7,012,673
	CMK Corp.	278,600	1,002,777
	Computer Engineering & Consulting Ltd.	170,100	1,783,297
#	Computer Institute of Japan Ltd.	113,639	626,460
	Comture Corp.	143,900	2,341,277
	CONEXIO Corp.	98,700	755,423
	Core Corp.	45,800	455,180
#	Cresco Ltd.	86,500	1,006,697
#	Cross Cat Co. Ltd.	8,200	79,537
#	Cube System, Inc.	60,600	407,163
	Cyber Com Co. Ltd.	10,600	102,807
	Cyberlinks Co. Ltd.	32,400	287,383
	Cybernet Systems Co. Ltd.	6,500	45,740
	Cybozu, Inc.	150,100	1,917,683
	Daiko Denshi Tsushin Ltd.	23,100	73,631
#	Daishinku Corp.	160,896	1,002,762
	Daitron Co. Ltd.	55,600	794,275
	Daiwabo Holdings Co. Ltd.	581,600	7,504,581
	Dawn Corp.	4,000	50,156
#	Densan System Holdings Co. Ltd.	43,600	689,528
	Dexerials Corp.	345,400	8,044,653

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Digital Arts, Inc.	75,200	$3,160,207
	Digital Garage, Inc.	168,200	4,027,495
#	Digital Hearts Holdings Co. Ltd.	74,800	1,025,407
	Digital Information Technologies Corp.	61,700	725,684
	DKK Co. Ltd.	63,400	1,021,897
#	DKK-Toa Corp.	31,400	180,891
	Double Standard, Inc.	42,500	749,187
	DTS Corp.	254,000	6,038,755
	Ebase Co. Ltd.	125,600	464,521
# *	E-Guardian, Inc.	62,600	1,279,105
	Eizo Corp.	100,300	2,439,949
	Elecom Co. Ltd.	256,300	2,374,323
	Elematec Corp.	118,242	1,232,490
	Enomoto Co. Ltd.	30,200	362,824
	Enplas Corp.	48,600	1,327,884
	ESPEC Corp.	117,700	1,509,342
	Fenwal Controls of Japan Ltd.	20,500	193,041
	Ferrotec Holdings Corp.	237,000	4,015,993
	Fixstars Corp.	105,300	795,723
	Focus Systems Corp.	53,700	364,514
#	Forval Corp.	51,100	322,612
	FTGroup Co. Ltd.	51,000	289,489
	Fuji Soft, Inc.	61,000	3,318,540
	Fukui Computer Holdings, Inc.	58,900	1,375,125
	Furuno Electric Co. Ltd.	157,500	1,135,861
#	Furuya Metal Co. Ltd.	16,500	885,058
	Future Corp.	296,700	3,329,714
	Future Innovation Group, Inc.	11,900	31,413
#	Gig Works, Inc.	34,700	73,494
#	GL Sciences, Inc.	44,500	660,934
#	Glosel Co. Ltd.	113,200	316,259
#	GMO Financial Gate, Inc.	6,800	634,544
	GMO GlobalSign Holdings KK	33,800	1,050,657
#	GMO Pepabo, Inc.	7,300	98,712
	Hagiwara Electric Holdings Co. Ltd.	48,300	733,075
#	Hakuto Co. Ltd.	84,900	2,187,068
# *	Hennge KK	13,200	93,127
	Himacs Ltd.	960	9,492
	Hioki EE Corp.	63,000	3,007,169
	Hochiki Corp.	91,500	876,933
	Hokuriku Electric Industry Co. Ltd.	21,839	154,484
	Horiba Ltd.	92,500	3,795,042
	Hosiden Corp.	320,100	3,376,367
# *	Hotto Link, Inc.	55,800	146,177
#	HPC Systems, Inc.	17,700	242,056
	Icom, Inc.	54,900	922,934
	ID Holdings Corp.	79,450	484,207
	I’ll, Inc.	28,500	354,646
	Ines Corp.	125,400	1,275,718
#	I-Net Corp.	76,490	687,238
	Infomart Corp.	761,600	2,463,794
	Information Services International-Dentsu Ltd.	80,000	2,446,775
	Innotech Corp.	96,100	810,917
	Intelligent Wave, Inc.	50,500	281,845
	Inter Action Corp.	58,500	559,511
	I-PEX, Inc.	72,100	620,165
	Iriso Electronics Co. Ltd.	131,700	3,815,611
	ISB Corp.	51,700	454,495
*	ITbook Holdings Co. Ltd.	72,300	199,196

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Itfor, Inc.	172,600	$889,505
#	Iwatsu Electric Co. Ltd.	53,100	268,412
	Japan Aviation Electronics Industry Ltd.	303,200	4,718,969
	Japan Cash Machine Co. Ltd.	141,800	662,469
	Japan Electronic Materials Corp.	61,600	597,540
	Japan Material Co. Ltd.	434,600	5,721,773
	Japan System Techniques Co. Ltd.	30,400	307,068
	Jastec Co. Ltd.	72,900	630,468
#	JBCC Holdings, Inc.	92,300	1,203,324
	JFE Systems, Inc.	10,000	150,149
# *	JIG-SAW, Inc.	18,500	546,502
	Justsystems Corp.	125,000	2,629,073
	Kaga Electronics Co. Ltd.	109,300	3,239,303
	Kanematsu Electronics Ltd.	78,100	2,320,130
*	Kaonavi, Inc.	2,800	48,089
	KEL Corp.	27,900	303,063
	Koa Corp.	195,100	2,809,910
	Konica Minolta, Inc.	2,014,100	6,136,873
	KSK Co. Ltd.	3,000	44,103
#	Kyoden Co. Ltd.	116,100	426,143
	Kyosan Electric Manufacturing Co. Ltd.	257,600	694,140
	Kyowa Electronic Instruments Co. Ltd.	129,800	289,601
#	LAC Co. Ltd.	100,100	526,901
	Macnica Holdings, Inc.	335,450	6,709,361
#	Marubun Corp.	108,900	630,445
	Maruwa Co. Ltd.	57,700	6,779,271
	Maxell Ltd.	300,200	2,490,441
	MCJ Co. Ltd.	430,200	2,716,869
	Megachips Corp.	111,500	1,908,583
	Meiko Electronics Co. Ltd.	131,900	2,338,271
#	Melco Holdings, Inc.	35,600	747,880
*	Metaps, Inc.	2,500	9,672
	Micronics Japan Co. Ltd.	148,500	1,372,842
	MIMAKI ENGINEERING Co. Ltd.	113,200	559,164
	Mimasu Semiconductor Industry Co. Ltd.	110,981	1,716,236
	Miraial Co. Ltd.	42,100	448,331
	Miroku Jyoho Service Co. Ltd.	112,800	1,132,354
	Mitachi Co. Ltd.	7,900	50,159
	Mitsubishi Research Institute, Inc.	50,700	1,770,820
	m-up Holdings, Inc.	178,500	1,884,010
#	Mutoh Holdings Co. Ltd.	9,300	113,086
	Nagano Keiki Co. Ltd.	86,800	633,526
	Naigai Tec Corp.	7,900	132,096
	Nakayo, Inc.	22,900	163,512
	NEC Networks & System Integration Corp.	160,608	1,721,082
	NET One Systems Co. Ltd.	383,900	7,884,792
	NF Holdings Corp.	18,200	115,912
	Nichicon Corp.	308,300	2,902,293
	Nihon Dempa Kogyo Co. Ltd.	108,100	1,185,286
	Nihon Denkei Co. Ltd.	43,300	414,893
	Nippon Ceramic Co. Ltd.	8,900	154,637
*	Nippon Chemi-Con Corp.	120,900	1,520,554
#	Nippon Computer Dynamics Co. Ltd.	36,200	168,742
# *	Nippon Denkai Ltd.	1,200	23,023
	Nippon Electric Glass Co. Ltd.	338,236	5,856,755
#	Nippon Information Development Co. Ltd.	12,600	136,244
#	Nippon Kodoshi Corp.	51,600	729,263
	Nippon Signal Company Ltd.	290,400	1,968,387
	Nissha Co. Ltd.	242,900	2,859,753

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Nohmi Bosai Ltd.	145,100	$1,565,219
	NSD Co. Ltd.	489,360	8,362,456
	NSW, Inc.	48,600	694,351
#	Ohara, Inc.	48,700	396,399
#	Ohizumi Mfg. Co. Ltd.	7,001	40,625
	Oki Electric Industry Co. Ltd.	519,356	2,574,653
*	ONO Sokki Co. Ltd.	25,600	64,344
	Optex Group Co. Ltd.	174,820	2,406,716
*	Optim Corp.	86,500	524,687
	Optorun Co. Ltd.	110,300	1,566,218
	Oro Co. Ltd.	37,200	418,940
	Osaki Electric Co. Ltd.	281,800	988,140
#	Oval Corp.	35,600	108,552
*	Oxide Corp.	3,200	131,299
#	PCA Corp.	40,900	313,669
	PCI Holdings, Inc.	45,300	315,956
	Pole To Win Holdings, Inc.	201,400	1,281,396
#	Pro-Ship, Inc.	51,100	521,627
	Relia, Inc.	244,300	1,639,399
	Restar Holdings Corp.	111,400	1,579,928
*	Ricksoft Co. Ltd.	2,000	24,428
#	Riken Keiki Co. Ltd.	88,700	2,438,857
	Riso Kagaku Corp.	68,700	1,091,246
#	River Eletec Corp.	35,300	243,995
	Roland DG Corp.	82,600	1,770,517
	Rorze Corp.	68,500	3,442,220
	RS Technologies Co. Ltd.	13,400	664,558
	Ryoden Corp.	94,800	1,057,813
	Ryosan Co. Ltd.	130,000	2,298,926
	Saison Information Systems Co. Ltd.	27,400	325,362
	Sakura Internet, Inc.	131,700	468,624
	Sanken Electric Co. Ltd.	103,000	3,528,190
	Sanshin Electronics Co. Ltd.	75,000	971,280
	Santec Corp.	3,600	73,093
#	Satori Electric Co. Ltd.	75,680	666,401
	Saxa Holdings, Inc.	30,600	256,533
#	SB Technology Corp.	64,400	936,870
#	Scala, Inc.	102,100	509,699
	Seikoh Giken Co. Ltd.	23,900	252,988
#	SEMITEC Corp.	8,000	501,353
	SERAKU Co. Ltd.	21,300	172,160
#	Shibaura Electronics Co. Ltd.	45,000	1,412,687
	Shibaura Mechatronics Corp.	23,100	1,516,463
	Shindengen Electric Manufacturing Co. Ltd.	45,700	1,128,630
	Shinko Shoji Co. Ltd.	236,000	1,576,910
#	Shizuki Electric Co., Inc.	121,600	397,507
	Showa Shinku Co. Ltd.	24,400	233,245
#	Sigma Koki Co. Ltd.	28,900	289,300
	Siix Corp.	188,000	1,449,454
	SK-Electronics Co. Ltd.	49,000	413,419
# *	Smaregi, Inc.	6,500	62,325
	SMK Corp.	27,599	491,155
	Softcreate Holdings Corp.	48,200	1,095,999
	Soliton Systems KK	54,100	385,344
	Solxyz Co. Ltd.	41,000	102,478
# *	Speee, Inc.	3,600	60,971
	SRA Holdings	70,400	1,518,767
	Sumida Corp.	158,549	1,048,720
# *	Sun*, Inc.	19,500	117,864

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Sun-Wa Technos Corp.	75,500	$760,475
	Suzuden Corp.	800	12,770
	Suzuki Co. Ltd.	73,200	435,476
	System D, Inc.	1,100	11,006
	System Information Co. Ltd.	57,600	384,347
	System Research Co. Ltd.	29,800	403,106
	System Support, Inc.	20,700	200,163
	Systems Engineering Consultants Co. Ltd.	6,600	99,654
	Systena Corp.	1,578,800	4,425,184
	Tachibana Eletech Co. Ltd.	103,460	1,148,649
#	Takachiho Koheki Co. Ltd.	40,900	563,145
#	TAKEBISHI Corp.	52,200	538,241
	Tamura Corp.	444,000	2,208,583
	Tazmo Co. Ltd.	3,500	36,669
	TDC Soft, Inc.	93,400	801,493
	TechMatrix Corp.	244,300	2,774,675
	Techno Horizon Co. Ltd.	61,800	211,913
	Tecnos Japan, Inc.	46,100	139,571
	Teikoku Tsushin Kogyo Co. Ltd.	51,500	521,305
# *	Terilogy Co. Ltd.	20,900	47,367
	TESEC Corp.	22,600	361,933
	TKC Corp.	185,800	4,742,901
	Tobila Systems, Inc.	1,600	10,453
	Toho System Science Co. Ltd.	2,700	17,529
	Tokyo Electron Device Ltd.	44,400	2,095,177
	Tokyo Seimitsu Co. Ltd.	248,700	7,479,548
	Tomen Devices Corp.	17,800	623,311
	Topcon Corp.	676,700	7,401,971
#	Torex Semiconductor Ltd.	52,900	1,033,374
	Toshiba TEC Corp.	107,200	2,775,331
	Toukei Computer Co. Ltd.	6,810	272,043
#	Towa Corp.	136,200	1,643,733
	Toyo Corp.	149,600	1,305,839
	Transcosmos, Inc.	115,700	2,659,856
#	Tri Chemical Laboratories, Inc.	154,500	2,310,426
	Tsuzuki Denki Co. Ltd.	42,800	387,008
	Ubicom Holdings, Inc.	30,800	501,690
	Uchida Yoko Co. Ltd.	46,900	1,430,809
	ULS Group, Inc.	13,300	280,225
	Ulvac, Inc.	225,700	8,897,322
#	UNITED, Inc.	24,200	212,191
	User Local, Inc.	9,200	99,479
	V Technology Co. Ltd.	56,900	1,070,238
#	VINX Corp.	25,600	272,990
	Wacom Co. Ltd.	980,900	4,256,399
#	Wellnet Corp.	54,900	236,403
#	WILLs, Inc.	34,200	152,013
	WingArc1st, Inc.	1,400	22,454
#	YAC Holdings Co. Ltd.	59,500	513,122
	Yamaichi Electronics Co. Ltd.	146,000	2,096,711
#	Yashima Denki Co. Ltd.	119,500	815,486
	YE DIGITAL Corp.	14,400	39,001
	Yokowo Co. Ltd.	111,075	1,513,972

TOTAL INFORMATION TECHNOLOGY			389,564,150

MATERIALS — (12.1%)
	Achilles Corp.	80,500	742,495
	ADEKA Corp.	508,800	7,606,774
	Agro-Kanesho Co. Ltd.	2,300	20,932

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Aica Kogyo Co. Ltd.	179,900	$3,866,512
	Aichi Steel Corp.	65,365	914,118
	Arakawa Chemical Industries Ltd.	106,400	676,783
	Araya Industrial Co. Ltd.	21,400	272,907
	Asahi Holdings, Inc.	472,200	6,022,117
	Asahi Printing Co. Ltd.	25,700	144,539
	ASAHI YUKIZAI Corp.	89,600	1,438,665
	Asahipen Corp.	2,100	27,598
	Asia Pile Holdings Corp.	210,800	715,038
#	C Uyemura & Co. Ltd.	71,500	3,270,202
	Carlit Holdings Co. Ltd.	128,900	595,635
	Chuetsu Pulp & Paper Co. Ltd.	32,800	204,004
#	Chugoku Marine Paints Ltd.	323,800	1,988,522
	CI Takiron Corp.	284,700	983,704
#	CK-San-Etsu Co. Ltd.	22,800	628,714
	Dai Nippon Toryo Co. Ltd.	130,200	642,301
	Daicel Corp.	1,608,100	9,175,525
	Daido Steel Co. Ltd.	164,600	4,267,591
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	125,200	1,058,158
	Daiken Corp.	62,200	832,816
	Daiki Aluminium Industry Co. Ltd.	177,300	1,526,650
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	76,800	908,605
	Daio Paper Corp.	315,700	2,329,224
	Daito Chemix Corp.	17,200	65,203
	DIC Corp.	341,600	5,735,589
	DKS Co. Ltd.	47,000	586,204
	Dynapac Co. Ltd.	8,500	72,595
#	FP Corp.	87,200	2,074,531
	Fuji Seal International, Inc.	243,828	2,856,412
	Fujikura Kasei Co. Ltd.	162,600	427,104
	Fujimi, Inc.	76,800	3,206,486
	Fujimori Kogyo Co. Ltd.	104,000	2,172,411
	Fuso Chemical Co. Ltd.	117,200	2,647,288
	Geostr Corp.	33,400	64,246
	Godo Steel Ltd.	59,700	685,802
	Gun-Ei Chemical Industry Co. Ltd.	29,000	468,323
	Hakudo Co. Ltd.	41,600	688,472
	Harima Chemicals Group, Inc.	93,100	516,951
	Hodogaya Chemical Co. Ltd.	43,000	827,277
	Hokkan Holdings Ltd.	58,100	510,304
	Hokko Chemical Industry Co. Ltd.	115,300	734,161
#	Hokuetsu Corp.	775,199	4,021,313
	Ise Chemicals Corp.	13,000	456,642
	Ishihara Chemical Co. Ltd.	72,000	601,057
	Ishihara Sangyo Kaisha Ltd.	218,650	1,505,916
	Ishizuka Glass Co. Ltd.	12,900	127,019
	Japan Pure Chemical Co. Ltd.	500	8,091
	JCU Corp.	132,700	2,509,542
	JSP Corp.	79,400	776,060
	Kaneka Corp.	182,500	4,525,500
	Kanto Denka Kogyo Co. Ltd.	281,200	1,793,755
	Katakura & Co-op Agri Corp.	21,500	171,685
	KeePer Technical Laboratory Co. Ltd.	91,700	2,528,767
	KEIWA, Inc.	25,600	623,351
#	KH Neochem Co. Ltd.	227,300	3,879,649
	Kimoto Co. Ltd.	181,500	285,324
	Koatsu Gas Kogyo Co. Ltd.	185,393	785,417
	Kobe Steel Ltd.	1,343,885	5,511,129
	Kohsoku Corp.	70,200	746,631

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Konishi Co. Ltd.	208,800	$2,439,098
#	Konoshima Chemical Co. Ltd.	37,500	293,954
	Krosaki Harima Corp.	30,100	934,735
#	Kumiai Chemical Industry Co. Ltd.	321,187	2,110,879
#	Kunimine Industries Co. Ltd.	41,700	201,010
	Kureha Corp.	103,950	6,674,583
	Kurimoto Ltd.	60,500	660,669
	Kuriyama Holdings Corp.	78,000	502,350
	Kyoei Steel Ltd.	141,500	1,249,433
	Kyowa Leather Cloth Co. Ltd.	78,800	269,211
	Lintec Corp.	265,900	3,989,456
	Maeda Kosen Co. Ltd.	118,600	2,408,916
	Maruichi Steel Tube Ltd.	204,800	3,865,739
	MEC Co. Ltd.	97,900	1,564,805
#	Mipox Corp.	19,600	82,397
#	Mitani Sekisan Co. Ltd.	66,000	1,696,819
	Mitsubishi Materials Corp.	369,500	4,829,542
*	Mitsubishi Paper Mills Ltd.	235,100	433,184
#	Mitsubishi Steel Manufacturing Co. Ltd.	60,400	370,654
	Mitsui Mining & Smelting Co. Ltd.	366,200	7,396,353
#	Molitec Steel Co. Ltd.	58,800	129,281
	MORESCO Corp.	39,800	275,165
	Moriroku Holdings Co. Ltd.	13,500	153,574
	Mory Industries, Inc.	33,200	594,947
#	Nakayama Steel Works Ltd.	169,700	726,241
#	Nasu Denki Tekko Co. Ltd.	3,000	144,528
	Neturen Co. Ltd.	217,300	976,470
#	New Japan Chemical Co. Ltd.	111,300	203,666
	Nicca Chemical Co. Ltd.	45,700	269,675
#	Nichia Steel Works Ltd.	94,300	142,756
	Nihon Kagaku Sangyo Co. Ltd.	81,300	552,834
	Nihon Nohyaku Co. Ltd.	243,500	1,503,812
	Nihon Parkerizing Co. Ltd.	521,900	3,392,719
# *	Nihon Yamamura Glass Co. Ltd.	58,200	226,460
	Nippon Carbide Industries Co., Inc.	46,200	398,047
	Nippon Chemical Industrial Co. Ltd.	49,500	623,019
	Nippon Concrete Industries Co. Ltd.	284,700	461,161
	Nippon Denko Co. Ltd.	687,014	1,567,493
#	Nippon Fine Chemical Co. Ltd.	82,800	1,161,519
	Nippon Kayaku Co. Ltd.	581,500	4,618,913
	Nippon Light Metal Holdings Co. Ltd.	369,390	3,599,892
	Nippon Paper Industries Co. Ltd.	560,900	3,265,363
	Nippon Pillar Packing Co. Ltd.	118,500	1,941,368
	Nippon Shokubai Co. Ltd.	98,600	3,536,855
	Nippon Soda Co. Ltd.	147,700	4,406,305
#	Nippon Yakin Kogyo Co. Ltd.	89,049	1,692,819
#	Nitta Gelatin, Inc.	85,500	557,106
	Nittetsu Mining Co. Ltd.	70,600	1,404,596
	Nozawa Corp.	47,500	224,180
	Oat Agrio Co. Ltd.	49,200	571,986
	Okamoto Industries, Inc.	70,500	1,758,233
	Okura Industrial Co. Ltd.	54,600	687,840
	Osaka Organic Chemical Industry Ltd.	101,200	1,352,211
	Osaka Soda Co. Ltd.	85,499	2,077,959
	Osaka Steel Co. Ltd.	89,300	639,238
	Pacific Metals Co. Ltd.	92,999	1,148,603
	Pack Corp.	87,200	1,378,838
	Rasa Industries Ltd.	44,400	657,228
	Rengo Co. Ltd.	980,600	5,447,837

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Riken Technos Corp.	231,800	$803,638
	Sakai Chemical Industry Co. Ltd.	86,300	1,140,331
	Sakata INX Corp.	263,400	1,884,938
	Sanyo Chemical Industries Ltd.	85,200	2,413,055
#	Sanyo Special Steel Co. Ltd.	127,360	1,634,153
	Seiko PMC Corp.	64,500	226,343
	Sekisui Kasei Co. Ltd.	150,000	390,399
	Shikoku Chemicals Corp.	226,800	1,974,413
	Shinagawa Refractories Co. Ltd.	35,900	952,272
	Shin-Etsu Polymer Co. Ltd.	283,900	2,366,330
	SK Kaken Co. Ltd.	1,300	332,123
	Soken Chemical & Engineering Co. Ltd.	48,400	619,447
	Stella Chemifa Corp.	64,600	1,158,850
	Sumitomo Bakelite Co. Ltd.	194,100	5,253,564
	Sumitomo Osaka Cement Co. Ltd.	212,499	4,524,274
	Sumitomo Seika Chemicals Co. Ltd.	56,400	1,125,799
#	T Hasegawa Co. Ltd.	137,900	2,933,405
#	T&K Toka Co. Ltd.	128,100	823,514
	Taiheiyo Cement Corp.	394,800	5,364,979
	Taisei Lamick Co. Ltd.	36,900	743,965
	Taiyo Holdings Co. Ltd.	229,200	4,042,270
	Takasago International Corp.	83,900	1,576,446
	Takemoto Yohki Co. Ltd.	43,800	215,246
# *	Tanaka Chemical Corp.	13,400	162,793
#	Taoka Chemical Co. Ltd.	19,100	97,602
	Tayca Corp.	97,400	824,168
	Teijin Ltd.	109,300	992,334
	Tenma Corp.	111,300	1,547,360
	Toagosei Co. Ltd.	700,600	5,382,878
*	Toda Kogyo Corp.	4,300	86,884
#	Toho Acetylene Co. Ltd.	12,700	92,096
	Toho Chemical Industry Co. Ltd.	47,000	154,601
	Toho Titanium Co. Ltd.	215,600	3,249,047
	Toho Zinc Co. Ltd.	88,099	1,260,209
	Tohoku Steel Co. Ltd.	16,300	177,054
	Tokai Carbon Co. Ltd.	1,004,500	6,555,281
	Tokushu Tokai Paper Co. Ltd.	59,158	1,163,542
	Tokuyama Corp.	380,397	4,435,576
	Tokyo Ohka Kogyo Co. Ltd.	26,700	1,151,082
	Tokyo Printing Ink Manufacturing Co. Ltd.	10,200	180,917
#	Tokyo Rope Manufacturing Co. Ltd.	46,000	270,028
	Tokyo Steel Manufacturing Co. Ltd.	569,500	4,889,561
	Tokyo Tekko Co. Ltd.	61,900	557,904
	Tomoku Co. Ltd.	70,600	712,618
	Topy Industries Ltd.	98,200	1,049,448
#	Toyo Gosei Co. Ltd.	31,100	1,598,494
	Toyo Ink SC Holdings Co. Ltd.	233,400	3,005,221
	Toyobo Co. Ltd.	511,000	3,569,449
	TYK Corp.	148,500	254,456
	UACJ Corp.	208,841	2,969,458
	UBE Corp.	611,100	7,881,843
	Ultrafabrics Holdings Co. Ltd.	2,600	87,002
	Valqua Ltd.	107,799	1,906,788
	Vertex Corp.	126,294	1,082,669
	Wavelock Holdings Co. Ltd.	30,900	124,471
	Wood One Co. Ltd.	30,597	190,820
	Yamato Kogyo Co. Ltd.	92,100	2,674,568
	Yodogawa Steel Works Ltd.	138,500	2,251,448
	Yotai Refractories Co. Ltd.	115,400	1,072,445
	Yushiro Chemical Industry Co. Ltd.	60,500	328,774

TOTAL MATERIALS			308,991,503

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
REAL ESTATE — (1.4%)
#	AD Works Group Co. Ltd.	47,879	$52,433
	Airport Facilities Co. Ltd.	143,970	517,780
#	Anabuki Kosan, Inc.	16,400	213,771
	Aoyama Zaisan Networks Co. Ltd.	92,000	568,151
	Apaman Co. Ltd.	75,900	243,990
	Ardepro Co. Ltd.	7,070	19,886
	Arealink Co. Ltd.	31,173	395,537
#	B-Lot Co. Ltd.	25,800	96,176
	Cosmos Initia Co. Ltd.	93,700	346,094
#	CRE, Inc.	31,500	288,156
#	Dear Life Co. Ltd.	152,600	639,414
	Goldcrest Co. Ltd.	102,470	1,202,665
#	Good Com Asset Co. Ltd.	93,000	437,837
	Grandy House Corp.	95,600	355,871
	Heiwa Real Estate Co. Ltd.	129,200	3,582,545
	Ichigo, Inc.	133,800	301,123
#	Japan Property Management Center Co. Ltd.	86,300	589,451
	JINUSHI Co. Ltd.	77,900	1,073,478
#	JSB Co. Ltd.	24,700	639,684
	Katitas Co. Ltd.	177,900	3,980,978
	Keihanshin Building Co. Ltd.	200,200	1,777,955
	LA Holdings Co. Ltd.	3,900	87,331
# *	Leopalace21 Corp.	526,000	1,000,886
#	Loadstar Capital KK	9,200	99,293
#	Mirainovate Co. Ltd.	120,340	195,278
	Mirarth Holdings, Inc.	547,800	1,472,651
	Mugen Estate Co. Ltd.	64,200	202,824
	Nisshin Group Holdings Co. Ltd.	205,500	594,391
#	Raysum Co. Ltd.	90,800	982,802
	SAMTY Co. Ltd.	183,150	2,894,559
	Sankyo Frontier Co. Ltd.	24,600	577,162
	Sansei Landic Co. Ltd.	29,100	164,849
# *	SRE Holdings Corp.	11,500	291,249
	Star Mica Holdings Co. Ltd.	85,900	809,617
	Starts Corp., Inc.	211,600	3,737,588
	Sun Frontier Fudousan Co. Ltd.	187,900	1,450,771
	Sunnexta Group, Inc.	11,100	70,108
	Tenpo Innovation Co. Ltd.	3,100	19,198
	TOC Co. Ltd.	296,050	1,538,638
	Tokyo Rakutenchi Co. Ltd.	19,800	565,352
#	Tokyo Theatres Co., Inc.	47,099	353,383
	Tosei Corp.	187,900	1,792,005
	Urbanet Corp. Co. Ltd.	92,700	191,929

TOTAL REAL ESTATE			36,414,839

UTILITIES — (1.7%)
	Chugoku Electric Power Co., Inc.	252,599	1,185,088
#	EF-ON, Inc.	88,520	381,147
	eRex Co. Ltd.	185,100	3,132,521
	Hiroshima Gas Co. Ltd.	322,200	747,072
	Hokkaido Electric Power Co., Inc.	1,146,900	3,489,987
	Hokkaido Gas Co. Ltd.	92,600	1,060,063
	Hokuriku Electric Power Co.	1,052,600	3,524,273
#	Hokuriku Gas Co. Ltd.	10,100	197,729

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
UTILITIES — (Continued)
	K&O Energy Group, Inc.	93,000	$1,295,821
	Nippon Gas Co. Ltd.	684,000	9,936,468
	Okinawa Electric Power Co., Inc.	284,216	1,972,425
# *	RENOVA, Inc.	118,700	2,605,165
	Saibu Gas Holdings Co. Ltd.	215,600	2,499,980
	Shikoku Electric Power Co., Inc.	749,500	3,605,731
	Shizuoka Gas Co. Ltd.	319,000	2,336,657
#	Toell Co. Ltd.	57,500	285,467
#	West Holdings Corp.	134,903	4,031,391

TOTAL UTILITIES			42,286,985

TOTAL COMMON STOCKS Cost ($ 2,854,128,543)			2,493,001,458

			Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@ §	The DFA Short Term Investment Fund	4,804,517	55,545,021

TOTAL INVESTMENTS — (100.0%) (Cost $ 2,909,692,756)			$2,548,546,479

ST Special Tax

»	Securities that have been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$60,456,006	—	$60,456,006
Consumer Discretionary	—	366,770,947	—	366,770,947
Consumer Staples	—	198,062,968	—	198,062,968
Energy	—	19,204,938	—	19,204,938
Financials	$2,856,753	220,506,329	—	223,363,082
Health Care	—	127,792,503	—	127,792,503
Industrials	—	720,093,537	—	720,093,537
Information Technology	—	389,564,150	—	389,564,150
Materials	—	308,991,503	—	308,991,503
Real Estate	—	36,414,839	—	36,414,839
Utilities	—	42,286,985	—	42,286,985
Securities Lending Collateral	—	55,545,021	—	55,545,021

TOTAL	$2,856,753	$2,545,689,726	—	$2,548,546,479

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (98.6%)
AUSTRALIA — (64.4%)
	29Metals Ltd.	46,048	$54,521
*	3P Learning Ltd.	93,233	74,930
*	4DMedical Ltd.	44,717	18,400
*	A2B Australia Ltd.	511,111	378,556
	Accent Group Ltd.	2,684,944	2,540,735
* ††	ACN Ltd.	1,687	1
	Acrow Formwork & Construction Services Ltd.	271,826	93,052
# *	Actinogen Medical Ltd.	729,727	60,409
#	Adairs Ltd.	1,192,185	1,624,292
	Adbri Ltd.	2,615,546	2,636,964
# *	Advance Zinctek Ltd.	9,653	13,440
# *	Aeris Resources Ltd.	148,241	30,196
*	Ainsworth Game Technology Ltd.	557,129	294,886
# *	Alcidion Group Ltd.	643,486	59,791
*	Alkane Resources Ltd.	2,972,923	1,300,793
# *	Alliance Aviation Services Ltd.	423,816	875,907
# *	Alligator Energy Ltd.	8,107,416	268,283
*	Altech Chemicals Ltd.	174,277	11,145
# *	AMA Group Ltd.	6,256,289	974,275
*	AMP Ltd.	12,919,775	10,418,866
*	Andromeda Metals Ltd.	1,579,203	40,370
#	Ansell Ltd.	667,221	12,045,403
# *	Antipa Minerals Ltd.	2,985,349	47,451
	Antipa Minerals Ltd.	282,735	4,521
#	Appen Ltd.	755,130	1,223,392
# *	Arafura Resources Ltd.	10,931,149	2,067,965
#	ARB Corp. Ltd.	515,315	9,567,925
# *	Archer Materials Ltd.	514,440	230,436
*	Ardea Resources Ltd.	132,809	74,687
#	Ardent Leisure Group Ltd.	3,349,117	1,048,764
# *	Argosy Minerals Ltd.	1,030,094	338,851
*	Aroa Biosurgery Ltd.	89,237	48,707
	AUB Group Ltd.	762,060	10,083,242
*	Audinate Group Ltd.	143,037	744,856
# *	Aura Energy Ltd.	259,286	48,886
# *	Aurelia Metals Ltd.	8,352,759	561,196
*	Ausgold Ltd.	420,326	11,815
# *	Aussie Broadband Ltd.	739,376	1,105,201
	Austal Ltd.	2,416,185	3,846,909
	Austin Engineering Ltd.	548,794	126,640
*	Australian Agricultural Co. Ltd.	2,850,244	3,192,052
#	Australian Clinical Labs Ltd.	229,483	496,694
	Australian Ethical Investment Ltd.	301,621	892,085
#	Australian Finance Group Ltd.	1,909,811	2,053,686
# *	Australian Strategic Materials Ltd.	565,588	714,512
# *	Australian Vanadium Ltd.	13,984,327	286,412
#	Australian Vintage Ltd.	2,778,613	1,165,139
*	Australis Oil & Gas Ltd.	643,590	14,486
#	Auswide Bank Ltd.	173,480	631,612
*	Auteco Minerals Ltd.	247,992	7,150
#	AVJennings Ltd.	5,407,981	1,366,352
# * ††	AVZ Minerals Ltd.	263,719	110,604
*	Azure Minerals Ltd.	24,167	3,472
#	Baby Bunting Group Ltd.	813,374	1,456,418
# *	Bannerman Energy Ltd.	95,393	126,781
	Bapcor Ltd.	2,227,045	9,417,379
	Base Resources Ltd.	1,712,813	268,178

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	BCI Minerals Ltd.	2,716,101	$374,193
	Beach Energy Ltd.	8,737,409	8,934,529
	Beacon Lighting Group Ltd.	447,480	564,269
	Beacon Minerals Ltd.	2,446,902	39,079
	Bega Cheese Ltd.	1,973,378	4,052,947
#	Bell Financial Group Ltd.	734,391	432,321
# *	Bellevue Gold Ltd.	6,976,028	3,293,075
*	Berkeley Energia Ltd.	37,692	6,248
# *	Betmakers Technology Group Ltd.	2,293,199	402,514
	Bgv1Nyp	512,124	37,672
# *	Bigtincan Holdings Ltd.	1,280,517	597,699
*	Bionomics Ltd.	160,677	6,358
# *	Black Rock Mining Ltd.	2,860,513	292,127
	Blackmores Ltd.	101,297	4,402,413
*	Blackstone Minerals Ltd.	110,079	11,269
#	Boral Ltd.	1,411,795	2,601,336
*	Boss Energy Ltd.	298,324	500,894
*	Botanix Pharmaceuticals Ltd.	688,967	28,774
# *	Bowen Coking Coal Ltd.	453,269	85,347
#	Bravura Solutions Ltd.	1,692,017	1,320,876
#	Breville Group Ltd.	652,020	8,261,901
	Brickworks Ltd.	469,394	6,646,000
# *	Bubs Australia Ltd.	968,640	231,335
*	Buru Energy Ltd.	713,223	40,132
#	BWX Ltd.	1,255,210	505,824
*	Byron Energy Ltd.	275,427	23,766
*	Calidus Resources Ltd.	1,265,624	278,061
	Calima Energy Ltd.	1,950,890	181,640
# *	Calix Ltd.	364,636	949,228
	Capitol Health Ltd.	5,725,035	1,206,924
	Capral Ltd.	57,850	282,534
*	Capricorn Metals Ltd.	2,026,381	4,394,902
# *	Carbon Revolution Ltd.	173,560	42,187
# *	Carnarvon Energy Ltd.	7,925,626	734,548
#	Cash Converters International Ltd.	2,819,818	427,806
# *	Catapult Group International Ltd.	510,098	271,632
* ††	CDS Technologies Ltd.	13,276	0
	Cedar Woods Properties Ltd.	454,649	1,148,673
*	Central Petroleum Ltd.	759,474	41,593
* ††	Centrebet International Ltd.	162,672	0
*	Chalice Mining Ltd.	1,281,375	3,498,836
*	Challenger Exploration Ltd.	103,805	9,598
	Challenger Ltd.	824,265	3,703,694
	Champion Iron Ltd.	1,940,027	5,835,444
# *	City Chic Collective Ltd.	1,254,668	1,043,684
*	Clean Seas Seafood Ltd.	247,494	90,257
	ClearView Wealth Ltd.	156,351	55,429
#	Clinuvel Pharmaceuticals Ltd.	254,660	3,179,606
#	Clover Corp. Ltd.	757,373	573,754
# *	Cobalt Blue Holdings Ltd.	650,479	266,109
#	Codan Ltd.	663,689	1,644,112
	COG Financial Services Ltd.	10,563	9,929
*	Cogstate Ltd.	261,421	317,715
* ††	Collection House Ltd.	428,104	0
	Collins Foods Ltd.	803,502	4,824,456
*	Comet Ridge Ltd.	1,055,453	114,978
*	Cooper Energy Ltd.	18,056,814	2,430,440
# *	Core Lithium Ltd.	798,506	705,991
#	Corporate Travel Management Ltd.	706,149	7,883,899

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Costa Group Holdings Ltd.	2,781,429	$4,526,008
#	Credit Corp. Group Ltd.	455,264	5,411,838
*	Creso Pharma Ltd.	39,292	779
	CSR Ltd.	3,109,441	9,211,011
*	Cynata Therapeutics Ltd.	111,132	22,243
*	Danakali Ltd.	765,567	187,217
	Data#3 Ltd.	1,162,707	5,122,114
# *	De Grey Mining Ltd.	7,339,733	4,965,237
# *	Deep Yellow Ltd.	2,018,775	1,016,583
	Deterra Royalties Ltd.	2,006,311	5,264,446
	Dicker Data Ltd.	427,631	2,947,224
	Domain Holdings Australia Ltd.	1,706,726	3,637,335
	Downer EDI Ltd.	3,274,403	9,410,422
# *	Dreadnought Resources Ltd.	7,262,887	532,505
	Eagers Automotive Ltd.	941,185	7,461,464
	Earlypay Ltd.	993,696	279,458
*	Eclipx Group Ltd.	2,460,384	2,942,692
# *	Ecograf Ltd.	1,581,731	348,395
	Elanor Investor Group	444,530	462,745
	Elders Ltd.	1,009,369	8,415,415
# *	Electro Optic Systems Holdings Ltd.	80,313	26,150
*	Elementos Ltd.	135,772	26,031
# *	Elevate Uranium Ltd.	172,343	55,235
# *	Elixir Energy Ltd.	2,250,692	209,218
# *	Elmo Software Ltd.	107,791	319,446
#	Emeco Holdings Ltd.	2,400,372	1,206,268
*	Emerald Resources NL	448,151	324,647
# *	EML Payments Ltd.	1,986,286	512,007
	Enero Group Ltd.	280,272	503,923
# *	EnviroSuite Ltd.	1,131,191	90,611
	EQT Holdings Ltd.	172,699	2,780,673
	Estia Health Ltd.	1,674,576	2,454,961
	Eureka Group Holdings Ltd.	28,507	8,520
	Eureka Group Holdings Ltd.	7,208	2,144
# *	European Lithium Ltd.	3,882,196	223,994
	Euroz Hartleys Group Ltd.	357,406	276,718
*	EVT Ltd.	632,219	6,035,937
*	Experience Co. Ltd.	102,579	15,068
	Fenix Resources Ltd.	735,489	98,820
	Finbar Group Ltd.	337,695	144,883
# * ††	Firefinch Ltd.	1,569,275	150,568
	Fleetwood Ltd.	654,067	719,354
# *	Flight Centre Travel Group Ltd.	718,191	7,643,947
*	Fluence Corp. Ltd.	116,395	14,558
# *	Frontier Digital Ventures Ltd.	1,022,562	458,076
# *	FYI Resources Ltd.	452,463	41,895
	G8 Education Ltd.	5,687,070	3,510,555
# *	Galan Lithium Ltd.	1,812,595	1,758,627
*	Gascoyne Resources Ltd.	160,800	23,568
	Genesis Minerals Ltd.	119,996	88,269
# *	Genetic Signatures Ltd.	171,373	76,232
# *	Genex Power Ltd.	1,098,842	144,082
	Genworth Mortgage Insurance Australia Ltd.	2,681,235	4,654,209
#	Gold Road Resources Ltd.	7,605,514	6,572,387
	GR Engineering Services Ltd.	281,577	401,515
	GrainCorp Ltd., Class A	1,517,016	8,155,207
#	Grange Resources Ltd.	3,909,204	1,551,024
# *	Greenland Minerals Ltd.	1,881,748	59,970
	GTN Ltd.	15,394	4,001

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	GUD Holdings Ltd.	1,090,319	$5,608,095
	GWA Group Ltd.	1,533,388	1,990,779
	Hansen Technologies Ltd.	1,246,947	3,926,800
# *	Hastings Technology Metals Ltd.	50,199	114,163
	Healius Ltd.	3,665,521	8,029,741
	Healthia Ltd.	131,677	116,760
*	Helios Energy Ltd.	817,342	46,002
#	Helloworld Travel Ltd.	51,370	67,047
*	Highfield Resources Ltd.	512,345	276,413
*	Hillgrove Resources Ltd.	391,399	9,266
*	Hipages Group Holdings Ltd.	10,335	7,142
	Horizon Oil Ltd.	1,935,787	161,409
*	Hot Chili Ltd.	169,686	106,021
#	HT&E Ltd.	1,709,119	1,306,706
	HUB24 Ltd.	461,678	7,485,853
#	Humm Group Ltd.	2,462,818	755,064
	Iluka Resources Ltd.	784,796	4,348,186
	Image Resources NL	946,902	90,569
	Imdex Ltd.	2,620,667	3,420,813
# *	Immutep Ltd.	1,570,398	290,939
*	Immutep Ltd., Sponsored ADR	4,516	8,084
# *	ImpediMed Ltd.	417,437	23,691
	Infomedia Ltd.	3,087,927	2,427,419
#	Inghams Group Ltd.	3,281,221	5,308,442
#	Insignia Financial Ltd.	4,120,661	8,306,842
	Integral Diagnostics Ltd.	1,567,781	2,636,496
# *	Integrated Research Ltd.	566,516	134,232
# *	Investigator Resources Ltd.	686,170	20,504
#	InvoCare Ltd.	921,115	6,023,702
*	ioneer Ltd.	10,310,733	3,654,124
	IPH Ltd.	1,331,405	8,467,477
	IRESS Ltd.	1,215,703	7,890,780
	IVE Group Ltd.	628,751	970,439
# *	Jervois Global Ltd.	291,514	91,417
#	Johns Lyng Group Ltd.	1,066,692	4,435,184
	Jumbo Interactive Ltd.	208,843	1,818,371
#	Jupiter Mines Ltd.	5,672,731	706,191
*	Karoon Energy Ltd.	4,257,466	5,789,332
	Kelly Partners Group Holdings Ltd.	3,572	11,062
	Kelsian Group Ltd.	598,234	1,790,342
*	KGL Resources Ltd.	310,205	64,718
# *	Kingsgate Consolidated Ltd.	355,002	382,875
*	Koba Resources Ltd.	34,188	3,725
# *	Kogan.com Ltd.	468,030	981,734
# *	Lake Resources NL	2,607,188	1,758,323
# *	Lark Distilling Co. Ltd.	65,368	87,143
* ††	Lednium Technology Pty Ltd.	195,019	0
# *	Legend Mining Ltd.	2,176,273	47,370
*	Leo Lithium Ltd.	1,120,910	441,981
# *	Lepidico Ltd.	2,895,993	35,113
	Lifestyle Communities Ltd.	578,173	6,490,474
	Link Administration Holdings Ltd.	2,294,865	5,018,649
	Li-S Energy Ltd.	3,944	1,059
*	Lithium Australia Ltd.	423,984	12,727
# *	Lithium Power International Ltd.	304,819	109,784
	Lithium Power International Ltd.	36,643	13,243
	Lovisa Holdings Ltd.	345,675	5,381,648
*	Lucapa Diamond Co. Ltd.	2,713,021	88,400
#	Lycopodium Ltd.	64,242	280,927

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	MA Financial Group Ltd.	421,175	$1,194,328
	Maas Group Holdings Ltd.	79,884	116,310
# *	Mach7 Technologies Ltd.	42,643	15,230
	Macmahon Holdings Ltd.	5,829,463	521,699
# *	Macquarie Telecom Group Ltd.	21,478	785,528
#	Mader Group Ltd.	59,629	135,049
#	Magellan Financial Group Ltd.	225,138	1,427,558
*	Maggie Beer Holdings Ltd.	243,446	41,821
# *	Magnetite Mines Ltd.	2,125,737	23,103
††	Mallee Resources Ltd.	49,486	13,295
	MaxiPARTS Ltd.	87,262	117,550
# *	Mayne Pharma Group Ltd.	9,810,900	1,694,817
	McMillan Shakespeare Ltd.	540,444	4,528,976
#	McPherson’s Ltd.	653,702	284,273
# *	Medical Developments International Ltd.	167,262	169,124
# *	Megaport Ltd.	219,532	851,558
# *	Mesoblast Ltd.	2,382,780	1,392,950
# *	Metals X Ltd.	4,545,392	740,736
	Metcash Ltd.	2,899,744	7,612,203
#	Michael Hill International Ltd.	1,522,713	1,170,778
*	Micro-X Ltd.	261,656	21,798
*	Mincor Resources NL	1,758,033	1,509,729
*	MMA Offshore Ltd.	1,671,171	733,068
	Monadelphous Group Ltd.	696,927	6,092,684
	Monash IVF Group Ltd.	2,169,736	1,309,092
	Money3 Corp. Ltd.	1,393,763	1,740,519
*	MoneyMe Ltd.	73,889	17,450
* ††	Morning Star Gold NL	332,749	0
	MotorCycle Holdings Ltd.	109,445	170,498
# *	Mount Gibson Iron Ltd.	4,569,374	1,097,210
	Myer Holdings Ltd.	5,293,540	2,148,012
	MyState Ltd.	744,487	1,942,688
# *	Nanosonics Ltd.	1,618,777	4,243,292
	National Tyre & Wheel Ltd.	97,940	39,185
# *	Navarre Minerals Ltd.	1,777,444	54,046
	Navigator Global Investments Ltd.	1,208,364	865,318
*	Nearmap Ltd.	3,659,647	4,811,378
# *	Neometals Ltd.	1,542,276	1,090,829
	Netwealth Group Ltd.	741,359	5,757,315
# *	Neurizer Ltd.	522,952	36,899
# *	New Century Resources Ltd.	163,453	107,022
#	New Hope Corp. Ltd.	2,341,365	8,505,399
# *	New World Resources Ltd.	3,157,128	64,687
	nib holdings Ltd.	2,992,914	12,806,819
#	Nick Scali Ltd.	443,203	2,854,327
#	Nickel Industries Ltd.	5,750,030	2,687,321
	Nine Entertainment Co. Holdings Ltd.	1,139,910	1,505,384
# *	Nitro Software Ltd.	166,147	220,106
# *	Norwest Energy NL	1,011,292	30,399
# *	Nova Minerals Ltd.	108,288	47,916
# *	Novonix Ltd.	505,440	863,028
*	Noxopharm Ltd.	100,077	10,193
	NRW Holdings Ltd.	3,407,843	5,561,148
	Nufarm Ltd.	2,098,872	7,480,120
	Objective Corp. Ltd.	89,428	848,797
*	OFX Group Ltd.	2,016,311	3,429,122
#	OM Holdings Ltd.	676,887	273,032
# *	Omni Bridgeway Ltd.	2,355,720	6,782,068
	oOh!media Ltd.	3,377,627	2,732,018

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	Opthea Ltd.	1,338,240	$831,657
*	Ora Banda Mining Ltd.	734,777	35,578
*	OreCorp Ltd.	192,088	41,082
	Orora Ltd.	5,992,474	11,628,555
	Pacific Current Group Ltd.	333,540	1,790,668
# *	Pacific Smiles Group Ltd.	272,678	251,148
#	Pact Group Holdings Ltd.	1,337,110	1,226,660
# *	Paladin Energy Ltd.	16,033,988	8,680,653
# *	Panoramic Resources Ltd.	10,364,998	964,694
# *	Pantoro Ltd.	4,862,382	433,192
# *	Paradigm Biopharmaceuticals Ltd.	47,760	43,904
	Paragon Care Ltd.	335,469	73,965
#	Peak Rare Earths Ltd.	22,422	6,188
	Peet Ltd.	1,364,417	959,674
#	Pendal Group Ltd.	2,058,779	6,466,738
# *	Peninsula Energy Ltd.	3,332,209	360,129
	PeopleIN Ltd.	472,602	992,419
#	Pepper Money Ltd.	217,431	198,311
# *	Perenti Global Ltd.	5,379,892	3,296,994
#	Perpetual Ltd.	376,124	5,993,607
#	Perseus Mining Ltd.	8,114,950	9,451,479
*	PEXA Group Ltd.	6,091	60,185
#	Pinnacle Investment Management Group Ltd.	729,200	3,789,811
	Platinum Asset Management Ltd.	2,494,709	2,856,048
# *	PointsBet Holdings Ltd.	340,283	442,902
# *	PolyNovo Ltd.	1,143,433	1,456,682
*	Poseidon Nickel Ltd.	12,683,800	357,240
*	PPK Group Ltd.	3,668	3,391
*	PPK Mining Equipment Group Pty Ltd.	22,761	0
#	Praemium Ltd.	2,977,411	1,586,577
# *	Predictive Discovery Ltd.	1,997,557	191,708
	Premier Investments Ltd.	410,666	6,576,580
# *	Prescient Therapeutics Ltd.	430,367	43,876
#	Probiotec Ltd.	78,596	109,415
	Propel Funeral Partners Ltd.	179,941	534,052
*	Prophecy International Holdings Ltd.	24,007	11,438
# *	Province Resources Ltd.	889,179	45,561
	PSC Insurance Group Ltd.	254,780	782,190
*	PTB Group Ltd.	96,597	98,790
	PWR Holdings Ltd.	592,023	3,803,073
# *	PYC Therapeutics Ltd.	389,981	18,487
	QANTM Intellectual Property Ltd.	112,211	69,294
#	Ramelius Resources Ltd.	7,074,261	3,320,224
*	ReadyTech Holdings Ltd.	260,516	539,248
	Reckon Ltd.	391,834	323,289
# *	Red 5 Ltd.	18,690,353	1,905,206
# *	Red Dirt Metals Ltd.	39,345	13,568
*	Red River Resources Ltd.	480,964	22,458
# *	Redbubble Ltd.	1,256,028	412,505
	Regal Partners Ltd.	9,488	16,088
#	Regis Healthcare Ltd.	1,048,714	1,368,670
#	Regis Resources Ltd.	4,694,041	4,576,765
# *	Reject Shop Ltd.	186,973	558,512
	Reliance Worldwide Corp. Ltd.	4,255,179	8,742,677
# *	Renascor Resources Ltd.	727,091	99,618
#	Resimac Group Ltd.	124,613	71,329
# *	Resolute Mining Ltd.	7,380,066	945,251
*	Retail Food Group Ltd.	12,168,489	419,885
*	Rex Minerals Ltd.	142,808	13,267

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Ridley Corp. Ltd.	1,958,399	$2,617,666
*	RPMGlobal Holdings Ltd.	1,103,233	1,340,719
# *	Rumble Resources Ltd.	178,014	24,974
* ††	Salmat Ltd.	667,137	0
	Sandfire Resources Ltd.	2,800,720	6,237,432
*	SciDev Ltd.	144,186	29,420
#	Select Harvests Ltd.	865,608	2,936,890
#	Servcorp Ltd.	348,243	760,491
	Service Stream Ltd.	4,084,976	1,919,009
*	Seven West Media Ltd.	6,816,169	2,042,363
	SG Fleet Group Ltd.	639,084	821,356
	Shaver Shop Group Ltd.	677,094	472,191
*	Sheffield Resources Ltd.	249,376	80,945
	Shine Justice Ltd.	59,739	44,426
	Shriro Holdings Ltd.	24,206	11,232
*	Sierra Rutile Holdings Ltd.	1,588,118	210,189
	Sigma Healthcare Ltd.	6,618,255	2,681,918
# *	Silex Systems Ltd.	80,327	151,597
# *	Silver Lake Resources Ltd.	5,791,755	4,101,458
# *	Silver Mines Ltd.	3,864,903	430,828
	Sims Ltd.	1,106,977	8,654,727
	SmartGroup Corp. Ltd.	905,773	2,855,717
*	SomnoMed Ltd.	25,160	24,107
	Southern Cross Electrical Engineering Ltd.	831,537	350,744
	Southern Cross Media Group Ltd.	1,561,488	964,216
* ††	SpeedCast International Ltd.	1,497,915	0
	SRG Global Ltd.	796,277	355,560
# *	St Barbara Ltd.	5,695,784	1,854,335
*	Star Entertainment Group Ltd.	5,751,661	10,819,618
# *	Starpharma Holdings Ltd.	262,161	89,694
	Steadfast Group Ltd.	500,976	1,623,035
*	Strandline Resources Ltd.	27,563	6,879
# *	Strike Energy Ltd.	6,153,921	947,398
	Strike Energy Ltd.	373,188	57,290
	Sunland Group Ltd.	1,125,311	1,766,531
*	Sunrise Energy Metals Ltd.	8,693	11,210
# *	Sunstone Metals Ltd.	7,298,573	149,318
#	Super Retail Group Ltd.	1,057,351	6,952,302
# *	Superloop Ltd.	2,325,808	1,114,895
	Symbio Holdings Ltd.	318,710	652,193
# *	Syrah Resources Ltd.	4,792,786	7,321,076
	Tabcorp Holdings Ltd.	5,305,886	3,275,751
	Tassal Group Ltd.	1,531,815	5,086,484
	Technology One Ltd.	1,296,361	9,972,913
# *	Temple & Webster Group Ltd.	540,805	1,925,138
	Ten Sixty Four Ltd.	1,044,721	382,921
	Terracom Ltd.	2,067,614	1,162,858
# *	Tesserent Ltd.	322,736	23,792
*	Tietto Minerals Ltd.	498,494	222,607
	Tribune Resources Ltd.	14,725	28,286
# *	Tyro Payments Ltd.	2,067,445	2,018,312
	United Malt Grp Ltd.	1,827,063	3,635,200
#	Universal Store Holdings Ltd.	19,109	65,021
* ††	Virgin Australia Holdings Pty. Ltd.	7,648,897	0
	Vita Group Ltd.	374,239	26,394
# *	Vital Metals Ltd.	246,694	5,017
Ω	Viva Energy Group Ltd.	3,776,327	6,854,919
# *	Viva Leisure Ltd.	84,215	62,564
*	Vmoto Ltd.	267,457	71,008

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	Volpara Health Technologies Ltd.	225,102	$96,949
# *	VRX Silica Ltd.	1,325,475	114,573
# *	Wagners Holding Co. Ltd.	137,096	68,622
* ††	Walkabout Resources Ltd.	1,129,282	116,478
# *	Warrego Energy Ltd.	86,865	7,762
# *	Webjet Ltd.	2,329,981	7,868,307
*	West African Resources Ltd.	6,322,943	4,186,654
*	Westgold Resources Ltd.	3,708,234	1,731,985
# *	Whispir Ltd.	121,430	34,066
	Whitehaven Coal Ltd.	3,623,702	21,049,343
*	Widgie Nickel Ltd.	265,653	48,451
*	Wiluna Mining Corp. Ltd.	248,265	32,555
# *	Zip Co. Ltd.	2,250,758	874,393

TOTAL AUSTRALIA			778,195,678

CHINA — (0.1%)
Ω	BOC Aviation Ltd.	43,800	293,106
	BOE Varitronix Ltd.	65,293	96,818
	Fountain SET Holdings Ltd.	4,142,000	395,666
	GDH Guangnan Holdings Ltd.	1,599,600	112,159
*	Goodbaby International Holdings Ltd.	340,000	21,684
*	Neo-Neon Holdings Ltd.	2,315,500	131,236

TOTAL CHINA			1,050,669

HONG KONG — (18.7%)
*	Aceso Life Science Group Ltd.	7,436,400	86,862
	Aeon Credit Service Asia Co. Ltd.	1,024,000	598,956
	Allied Group Ltd.	11,740,000	2,543,367
	Analogue Holdings Ltd.	842,000	119,146
	APAC Resources Ltd.	4,519,815	585,894
# *	Apollo Future Mobility Group Ltd.	8,436,000	225,640
*	Applied Development Holdings Ltd.	10,735,000	119,019
	Asia Financial Holdings Ltd.	2,030,908	778,956
*	Asia Standard Hotel Group Ltd.	2,371,654	20,264
*	Asia Standard International Group Ltd.	11,076,917	535,832
	Asiasec Properties Ltd.	1,371,000	35,725
	ASMPT Ltd.	1,590,200	8,746,899
	Associated International Hotels Ltd.	952,000	1,204,089
	Bank of East Asia Ltd.	2,661,377	2,550,626
* ††	Bel Global Resources Holdings Ltd.	2,576,000	0
	Best Mart 360 Holdings Ltd.	984,000	255,886
	BOCOM International Holdings Co. Ltd.	2,371,000	119,443
#	Bright Smart Securities & Commodities Group Ltd.	122,000	17,098
††	Brightoil Petroleum Holdings Ltd.	9,034,000	323,742
	Build King Holdings Ltd.	630,000	51,394
††	Burwill Holdings Ltd.	37,300,960	63,201
	Cafe de Coral Holdings Ltd.	2,966,000	3,461,436
*	Century City International Holdings Ltd.	7,111,460	249,548
	Chen Hsong Holdings	1,296,000	256,063
	Cheuk Nang Holdings Ltd.	771,714	209,715
	Chevalier International Holdings Ltd.	820,989	708,943
*	China Baoli Technologies Holdings Ltd.	114,750	1,067
*	China Best Group Holding Ltd.	1,124,998	81,694
*	China Energy Development Holdings Ltd.	49,560,000	808,565
	China Motor Bus Co. Ltd.	80,000	672,952
# *	China Star Entertainment Ltd.	11,170,000	1,053,035
# *	China Strategic Holdings Ltd.	83,051,250	244,107
*	China Tonghai International Financial Ltd.	1,300,000	29,786

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Chinese Estates Holdings Ltd.	2,943,500	$532,647
	Chinney Investments Ltd.	1,180,000	163,153
	Chow Sang Sang Holdings International Ltd.	2,353,000	2,170,061
	Chuang’s China Investments Ltd.	8,811,407	272,643
	Chuang’s Consortium International Ltd.	7,519,043	722,297
	CITIC Telecom International Holdings Ltd.	12,077,125	3,569,463
#	CK Life Sciences International Holdings, Inc.	17,214,000	1,292,991
#	CMBC Capital Holdings Ltd.	440,999	86,560
*	C-Mer Eye Care Holdings Ltd.	2,346,000	972,052
	CNT Group Ltd.	7,979,264	360,983
	Convenience Retail Asia Ltd.	1,026,000	98,023
#††	Convoy, Inc.	32,922,000	131,274
*	Cowell e Holdings, Inc.	540,000	660,717
Ω	Crystal International Group Ltd.	304,000	77,513
	CSI Properties Ltd.	47,866,383	714,637
* ††	CW Group Holdings Ltd.	1,361,500	0
#	Dah Sing Banking Group Ltd.	3,645,916	2,173,926
	Dah Sing Financial Holdings Ltd.	1,399,344	2,769,024
	Dickson Concepts International Ltd.	1,591,000	658,035
*	Digital Domain Holdings Ltd.	581,000	20,385
*	Dingyi Group Investment Ltd.	300,000	2,447
	Dynamic Holdings Ltd.	198,000	163,674
	Eagle Nice International Holdings Ltd.	2,022,000	1,148,672
#	EC Healthcare	1,648,097	850,145
††	EcoGreen International Group Ltd.	1,994,640	362,100
*	Elegance Optical International Holdings Ltd.	1,160,000	70,161
*	Emperor Capital Group Ltd.	2,979,000	15,954
	Emperor Entertainment Hotel Ltd.	3,445,000	192,904
	Emperor International Holdings Ltd.	10,584,753	674,953
	Emperor Watch & Jewellery Ltd.	25,160,000	365,618
*	Energy International Investments Holdings Ltd.	12,000	611
*	ENM Holdings Ltd.	13,248,000	599,014
*	Esprit Holdings Ltd.	10,440,325	810,457
#	ESR Group Ltd.	58,522	99,801
*	Eternity Investment Ltd.	820,000	16,637
	EuroEyes International Eye Clinic Ltd., Class C	331,000	184,295
#	Fairwood Holdings Ltd.	805,600	927,565
	Far East Consortium International Ltd.	13,169,612	2,967,702
	First Pacific Co. Ltd.	15,292,000	4,049,399
* Ω	FIT Hon Teng Ltd.	2,381,000	278,678
* Ω	Fosun Tourism Group	37,800	33,021
	Four Seas Mercantile Holdings Ltd.	610,000	200,074
* Ω	Frontage Holdings Corp.	2,962,000	667,543
#	FSE Lifestyle Services Ltd.	639,000	367,190
*	Fullwealth International Group Holdings Ltd.	448,000	105,516
* ††	Genting Hong Kong Ltd.	5,824,000	115,446
	Get Nice Financial Group Ltd.	2,438,600	214,592
	Giordano International Ltd.	8,456,000	1,401,129
	Glorious Sun Enterprises Ltd.	3,932,000	335,524
# *	Gold Fin Holdings	9,580,000	0
*	Gold Peak Technology Group Ltd., Class L	3,029,642	224,374
	Golden Resources Development International Ltd.	4,082,500	231,441
	Goodresources	6,860,000	13,895
*	GR Properties Ltd.	1,962,000	249,697
	Great Eagle Holdings Ltd.	1,180,472	2,164,855
*	Greentech Technology International Ltd.	2,594,000	155,435
	G-Resources Group Ltd.	2,817,810	712,659
	Guoco Group Ltd.	2,000	17,566
	Guotai Junan International Holdings Ltd.	27,391,797	1,952,023

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
# *	Haitong International Securities Group Ltd.	13,193,640	$957,536
	Hang Lung Group Ltd.	2,959,000	3,838,084
	Hanison Construction Holdings Ltd.	2,713,649	338,967
*	Hans Energy Co. Ltd.	84,000	1,164
*	Harbour Centre Development Ltd.	935,500	757,119
	HKBN Ltd.	4,235,500	2,860,634
	HKR International Ltd.	7,078,969	1,776,554
	HKT Trust & HKT Ltd.	8,950	10,122
	Hon Kwok Land Investment Co. Ltd.	388,800	93,414
# *	Hong Kong ChaoShang Group Ltd.	1,320,000	134,924
	Hong Kong Ferry Holdings Co. Ltd.	1,007,300	771,251
	Hong Kong Technology Venture Co. Ltd.	2,235,000	1,168,053
# *	Hongkong & Shanghai Hotels Ltd.	3,625,989	2,844,521
	Hongkong Chinese Ltd.	5,038,000	307,770
Ω	Honma Golf Ltd.	1,097,500	461,345
# *††	Hsin Chong Group Holdings Ltd.	10,243,403	0
	Hung Hing Printing Group Ltd.	2,940,000	365,300
# *	Huobi Technology Holdings Ltd.	340,000	152,783
	Hutchison Telecommunications Hong Kong Holdings Ltd.	11,450,000	1,516,818
*	Hypebeast Ltd.	2,772,500	171,459
	Hysan Development Co. Ltd.	2,634,000	5,741,054
*	IGG, Inc.	6,455,000	1,678,166
*	Imagi International Holdings Ltd.	2,516,984	101,749
Ω	Impro Precision Industries Ltd.	386,000	100,288
#	International Housewares Retail Co. Ltd.	1,999,000	662,559
*	IPE Group Ltd.	3,345,000	276,905
# *	IRC Ltd.	35,846,266	529,562
	ITC Properties Group Ltd.	5,543,292	664,968
	Jacobson Pharma Corp. Ltd.	3,580,000	342,394
	Johnson Electric Holdings Ltd.	2,307,554	2,377,318
	K Wah International Holdings Ltd.	1,670,000	467,678
*	Kader Holdings Co. Ltd.	112,000	5,546
	Karrie International Holdings Ltd.	2,932,000	444,591
	Keck Seng Investments Hong Kong Ltd.	912,600	224,687
	Kerry Logistics Network Ltd.	4,063,500	6,450,213
	Kerry Properties Ltd.	2,556,500	4,044,088
	Kingmaker Footwear Holdings Ltd.	1,878,955	203,306
#	Kowloon Development Co. Ltd.	3,067,000	2,721,630
# *	KuangChi Science Ltd.	3,714,000	44,922
*	Kwoon Chung Bus Holdings Ltd.	44,000	9,030
*	Lai Sun Development Co. Ltd.	2,556,894	1,010,955
*	Lai Sun Garment International Ltd.	998,295	420,996
	Lam Soon Hong Kong Ltd.	326,310	423,788
*	Landing International Development Ltd.	6,932,800	122,614
*	Landsea Green Management Ltd.	1,508,000	30,258
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	4,040,750	386,557
*	Lifestyle International Holdings Ltd.	2,792,000	1,655,435
	Lippo China Resources Ltd.	17,982,000	263,392
	Lippo Ltd.	1,161,700	390,100
	Liu Chong Hing Investment Ltd.	1,531,200	1,317,785
	L’Occitane International SA	1,845,750	4,531,721
	Luk Fook Holdings International Ltd.	3,509,000	7,622,920
	Lung Kee Bermuda Holdings	1,491,875	455,391
*	Magnificent Hotel Investment Ltd.	13,170,000	171,875
#	Man Wah Holdings Ltd.	2,474,000	1,380,446
*	Mason Group Holdings Ltd.	111,713,399	384,297
	Master Glory GP	972,981	6,049
	Matrix Holdings Ltd.	1,067,414	381,047
#	MECOM Power & Construction Ltd.	7,876,000	1,606,771

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Melbourne Enterprises Ltd.	39,500	$526,332
*	Melco International Development Ltd.	3,354,000	1,753,698
# * ††	MH Development NPV	3,238,000	0
*	Midland Holdings Ltd.	2,901,987	196,057
#	Miramar Hotel & Investment	1,152,000	1,588,752
#	Modern Dental Group Ltd.	2,190,000	455,038
# *	Mongolian Mining Corp.	975,000	243,432
*	NagaCorp Ltd.	4,832,946	2,203,989
	Nameson Holdings Ltd.	7,692,000	377,287
	Nanyang Holdings Ltd.	133,500	461,221
	National Electronics Holdings	2,668,600	326,377
* ††	National United Resources Holdings Ltd.	1,828,000	24,491
*	New Times Energy Corp. Ltd.	994,000	10,639
* ††	NewOcean Energy Holdings Ltd.	7,246,000	27,047
	Nissin Foods Co. Ltd.	1,438,000	1,153,640
	NWS Holdings Ltd.	6,789,000	4,814,429
	Oriental Watch Holdings	2,877,611	1,232,113
# *	Oshidori International Holdings Ltd.	20,024,400	637,735
††	Pacific Andes International Holdings Ltd.	19,435,067	67,840
	Pacific Basin Shipping Ltd.	26,113,000	6,322,033
*	Pacific Century Premium Developments Ltd.	457,240	17,214
	Pacific Textiles Holdings Ltd.	5,849,000	1,744,051
*	Paliburg Holdings Ltd.	3,180,830	616,057
*	Paradise Entertainment Ltd.	3,672,000	290,107
#	PC Partner Group Ltd.	1,524,000	728,367
	PCCW Ltd.	13,651,545	5,215,594
# *††	Peace Mark Holdings Ltd.	2,479,870	0
	Pegasus International Holdings Ltd.	36,000	3,257
	Pentamaster International Ltd.	1,550,000	142,205
#	Perfect Medical Health Management Ltd.	3,087,000	1,093,842
	Pico Far East Holdings Ltd.	5,142,000	700,576
	Playmates Holdings Ltd.	7,082,000	505,336
	Plover Bay Technologies Ltd.	2,224,000	518,988
	Pokfulam Development Co. Ltd.	62,000	71,888
*	PT International Development Co. Ltd.	8,347,150	189,655
	Public Financial Holdings Ltd.	2,848,000	765,874
* ††	Pyxis Group Ltd.	1,936,000	0
*	Regal Hotels International Holdings Ltd.	2,897,800	942,113
# Ω	Regina Miracle International Holdings Ltd.	1,983,000	772,553
# *	Sa Sa International Holdings Ltd.	4,010,960	424,235
	Safety Godown Co. Ltd.	1,200,000	366,361
* Ω	Samsonite International SA	603,900	1,297,447
	SAS Dragon Holdings Ltd.	2,178,000	905,404
	SEA Holdings Ltd.	1,657,523	710,432
*	Shangri-La Asia Ltd.	3,754,000	2,077,153
*	Shenwan Hongyuan HK Ltd.	3,286,250	169,169
*	Shun Ho Property Investments Ltd.	1,254,757	145,219
*	Shun Tak Holdings Ltd.	10,715,419	1,391,445
	Singamas Container Holdings Ltd.	8,800,000	672,440
*	SJM Holdings Ltd.	12,588,750	3,928,319
	SmarTone Telecommunications Holdings Ltd.	1,939,981	958,936
#	Solomon Systech International Ltd.	10,238,000	469,570
	Soundwill Holdings Ltd.	600,500	478,488
*	South China Holdings Co. Ltd.	17,774,503	105,311
*	Space Group Holdings Ltd.	190,000	83,516
	Stella International Holdings Ltd.	2,678,500	2,594,078
#	Sun Hung Kai & Co. Ltd.	4,852,429	1,694,455
*	Suncorp Technologies Ltd.	210,000	8,806
	SUNeVision Holdings Ltd.	2,729,000	1,445,724

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	TAI Cheung Holdings Ltd.	2,329,000	$1,172,888
#	Tai Hing Group Holdings Ltd.	221,000	21,676
	Tai Sang Land Development Ltd.	798,910	381,797
#	Tan Chong International Ltd.	1,176,000	247,206
	Tao Heung Holdings Ltd.	1,396,000	131,668
*	Television Broadcasts Ltd.	1,992,500	686,236
*	Termbray Industries International Holdings Ltd.	94,900	4,891
	Texhong Textile Group Ltd.	293,500	189,031
	Texwinca Holdings Ltd.	4,008,000	525,886
	Tian Teck Land Ltd.	1,024,000	476,664
*	TOM Group Ltd.	416,000	34,185
	Town Health International Medical Group Ltd.	4,442,115	201,751
	Tradelink Electronic Commerce Ltd.	6,126,000	576,883
	Transport International Holdings Ltd.	1,584,202	1,673,347
	United Laboratories International Holdings Ltd.	5,916,000	2,479,542
*	Universal Technologies Holdings Ltd.	1,730,000	26,051
	Untrade.China Solar	1,669,500	7,178
* ††	Up Energy Development Group Ltd.	3,929,000	0
*	Value Convergence Holdings Ltd.	2,448,000	50,976
#	Value Partners Group Ltd.	5,213,000	1,241,651
	Vanke Overseas Investment Holding Co. Ltd.	16,000	3,812
	Vedan International Holdings Ltd.	3,576,000	307,786
*	Vitasoy International Holdings Ltd.	3,373,000	5,759,826
#* Ω	VPower Group International Holdings Ltd., Class H	2,997,397	206,686
	VSTECS Holdings Ltd.	5,839,600	2,807,820
	VTech Holdings Ltd.	1,292,000	6,877,585
	Wai Kee Holdings Ltd.	5,620,738	1,123,489
	Wang On Group Ltd.	41,740,000	228,873
# *	Wealthking Investments Ltd.	7,296,000	380,873
	Wing On Co. International Ltd.	759,000	1,234,055
#	Wing Tai Properties Ltd.	2,187,331	955,634
*	YT Realty Group Ltd.	1,968,124	173,519
	YTO Express Holdings Ltd.	776,000	174,290
	Yue Yuen Industrial Holdings Ltd.	2,712,500	2,757,654
# *	Yunfeng Financial Group Ltd.	612,000	68,706
# *	Zensun Enterprises Ltd.	1,154,000	170,410
*	Zhaobangji Properties Holdings Ltd.	1,688,000	80,572

TOTAL HONG KONG			225,436,402

NEW ZEALAND — (4.6%)
*	AFT Pharmaceuticals Ltd.	34,226	73,851
*	Air New Zealand Ltd.	2,841,438	1,288,837
	Arvida Group Ltd.	1,179,235	863,217
#	Briscoe Group Ltd.	34,115	99,087
*	Channel Infrastructure NZ Ltd.	895,413	754,976
	Chorus Ltd.	2,451,723	11,836,205
	Colonial Motor Co. Ltd.	144,588	819,592
	Comvita Ltd.	50,282	93,583
	Delegat Group Ltd.	6,400	37,332
# *	Eroad Ltd.	24,092	17,941
#	Freightways Ltd.	900,023	5,407,973
	Genesis Energy Ltd.	161,189	265,066
*	Gentrack Group Ltd.	71,302	63,502
#	Hallenstein Glasson Holdings Ltd.	307,057	952,328
	Heartland Group Holdings Ltd.	2,385,492	2,369,642
#	Investore Property Ltd.	634,503	568,542
	KMD Brands Ltd.	2,468,331	1,549,615
#	Manawa Energy Ltd.	237,979	728,556
#	Millennium & Copthorne Hotels New Zealand Ltd.	354,679	391,870

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
#	Napier Port Holdings Ltd.	46,155	$76,208
#	NZME Ltd.	945,851	613,651
#	NZX Ltd.	1,535,149	1,070,639
	Oceania Healthcare Ltd.	1,384,448	691,359
# *	Pacific Edge Ltd.	1,212,223	302,854
	PGG Wrightson Ltd.	120,785	288,016
*	Pushpay Holdings Ltd.	2,847,906	2,065,797
*	Rakon Ltd.	182,922	128,422
	Restaurant Brands New Zealand Ltd.	145,379	604,216
* ††	RPNZ Ltd.	274,180	0
*	Sanford Ltd.	362,156	856,879
#	Scales Corp. Ltd.	436,710	1,202,276
#	Scott Technology Ltd.	52,367	85,572
*	Serko Ltd.	125,518	216,920
	Skellerup Holdings Ltd.	846,136	2,604,339
	SKY Network Television Ltd.	386,493	487,265
*	SKYCITY Entertainment Group Ltd.	4,246,632	7,159,611
	Steel & Tube Holdings Ltd.	575,667	434,849
	Summerset Group Holdings Ltd.	626,265	3,523,582
*	Synlait Milk Ltd.	447,922	811,693
# *	Tourism Holdings Ltd.	683,001	1,464,474
	TOWER Ltd.	1,895,126	721,610
#	Turners Automotive Group Ltd.	109,772	226,600
# *	Vista Group International Ltd.	516,999	463,137
	Warehouse Group Ltd.	387,506	698,312

TOTAL NEW ZEALAND			54,979,996

SINGAPORE — (10.8%)
* ††	Abterra Ltd.	230,320	0
#	AEM Holdings Ltd.	940,200	2,132,166
	Amara Holdings Ltd.	974,800	227,882
# *	Avarga Ltd.	2,626,500	454,880
	Aztech Global Ltd.	202,500	112,355
# *	Banyan Tree Holdings Ltd.	887,700	172,425
# *††	Best World International Ltd.	514,383	370,635
#	Bonvests Holdings Ltd.	950,000	637,539
	Boustead Singapore Ltd.	2,084,782	1,156,536
	BRC Asia Ltd.	26,900	30,780
#	Bukit Sembawang Estates Ltd.	1,176,003	3,373,547
	Bund Center Investment Ltd.	659,825	205,257
	Capitaland India Trust	4,303,400	3,405,672
#	Centurion Corp. Ltd.	1,405,100	326,932
#	China Aviation Oil Singapore Corp. Ltd.	2,355,399	1,106,497
	China Sunsine Chemical Holdings Ltd.	3,341,800	993,553
	Chip Eng Seng Corp. Ltd.	2,669,600	1,358,032
	Chuan Hup Holdings Ltd.	3,341,700	533,437
	Civmec Ltd.	162,700	69,493
	ComfortDelGro Corp. Ltd.	9,120,200	8,187,132
*	COSCO Shipping International Singapore Co. Ltd.	6,429,100	736,245
# *	Creative Technology Ltd.	285,050	259,224
#	CSE Global Ltd.	2,232,300	552,553
	Dasin Retail Trust	296,700	58,677
#	Del Monte Pacific Ltd.	2,302,364	479,655
#	Delfi Ltd.	1,075,400	535,473
* ††	DMX Technologies Group Ltd.	2,096,000	0
*	Dyna-Mac Holdings Ltd.	1,390,900	175,547
# *††	Ezion Holdings Ltd.	9,845,878	0
# *††	Ezra Holdings Ltd.	6,762,986	9,842
	Far East Orchard Ltd.	1,191,395	876,638

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	First Resources Ltd.	3,080,000	$3,235,952
#	First Sponsor Group Ltd.	484,728	422,109
	Food Empire Holdings Ltd.	1,334,200	471,787
	Fraser & Neave Ltd.	314,800	268,908
	Frasers Property Ltd.	13,400	8,474
#	Frencken Group Ltd.	1,328,900	788,686
	Fu Yu Corp. Ltd.	3,671,500	518,697
# *	Gallant Venture Ltd.	5,386,600	490,799
	Geo Energy Resources Ltd.	2,078,300	571,916
	GK Goh Holdings Ltd.	1,315,065	835,890
	Golden Agri-Resources Ltd.	31,541,800	6,467,918
# *	Golden Energy & Resources Ltd.	2,543,400	1,560,517
	GP Industries Ltd.	181,509	76,477
	Grand Venture Technology Ltd.	34,200	11,857
#	GuocoLand Ltd.	1,697,314	1,860,364
# *	Halcyon Agri Corp. Ltd.	1,635,533	283,108
#	Haw Par Corp. Ltd.	405,500	2,707,119
	Hiap Hoe Ltd.	498,000	259,111
#	Ho Bee Land Ltd.	1,505,100	2,457,285
#	Hong Fok Corp. Ltd.	2,553,594	1,678,609
#	Hong Leong Asia Ltd.	1,675,100	746,295
#	Hong Leong Finance Ltd.	1,014,200	1,690,724
#	Hotel Grand Central Ltd.	1,611,854	1,110,757
#	Hour Glass Ltd.	1,390,232	1,916,626
	HRnetgroup Ltd.	260,800	134,550
	Hutchison Port Holdings Trust	24,607,400	4,018,979
# *††	Hyflux Ltd.	3,238,900	0
#	iFAST Corp. Ltd.	757,600	2,170,587
#	Indofood Agri Resources Ltd.	2,701,700	562,267
#	InnoTek Ltd.	336,600	102,236
#	ISDN Holdings Ltd.	412,544	106,474
#	Japfa Ltd.	2,345,710	844,913
# *††	Jurong Technologies Industrial Corp. Ltd.	2,227,680	0
	Keppel Infrastructure Trust	18,468,846	6,911,022
#	KSH Holdings Ltd.	1,278,300	306,159
#	Low Keng Huat Singapore Ltd.	949,800	275,282
*	Mandarin Oriental International Ltd.	1,452,700	2,393,091
# *	Marco Polo Marine Ltd.	4,046,400	105,208
#	Metro Holdings Ltd.	2,946,592	1,300,210
	Mewah International, Inc.	89,000	19,691
	Micro-Mechanics Holdings Ltd.	115,800	225,080
# *††	Midas Holdings Ltd.	8,576,553	0
# *	mm2 Asia Ltd.	5,969,400	181,701
	Nanofilm Technologies International Ltd.	451,500	555,509
	Netlink NBN Trust	797,000	481,425
#	NSL Ltd.	409,900	234,832
# *	Oceanus Group Ltd.	6,540,800	50,863
	OUE Ltd.	2,004,600	1,784,873
#	Oxley Holdings Ltd.	7,186,441	752,104
	Pacific Century Regional Developments Ltd.	179,000	48,051
#	Pan-United Corp. Ltd.	1,866,350	534,434
#	Propnex Ltd.	386,300	354,822
#	PSC Corp. Ltd.	1,339,819	322,649
#	Q&M Dental Group Singapore Ltd.	1,136,160	268,629
	QAF Ltd.	1,484,380	839,002
# *	Raffles Education Ltd.	2,803,923	100,851
	Raffles Medical Group Ltd.	6,097,932	5,729,364
#	Riverstone Holdings Ltd.	341,500	130,129
	Samudera Shipping Line Ltd.	213,100	130,178

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
*	SATS Ltd.	416,700	$804,343
#	SBS Transit Ltd.	796,600	1,457,087
*	Sembcorp Marine Ltd.	37,571,400	3,366,908
	Sheng Siong Group Ltd.	3,904,500	4,306,374
*	SHS Holdings Ltd.	2,175,300	221,561
*	SIA Engineering Co. Ltd.	1,657,700	2,530,694
#	SIIC Environment Holdings Ltd.	5,686,720	591,935
	Silverlake Axis Ltd.	794,700	182,280
	Sinarmas Land Ltd.	7,118,700	954,899
#	Sing Holdings Ltd.	1,470,400	369,921
	Sing Investments & Finance Ltd.	350,675	363,886
	Singapore Land Group Ltd.	111,369	171,001
	Singapore Post Ltd.	9,550,100	3,646,761
	Singapore Shipping Corp. Ltd.	1,573,200	282,969
#	Stamford Land Corp. Ltd.	5,782,218	1,530,327
	StarHub Ltd.	4,724,700	3,571,851
	Straco Corp. Ltd.	130,000	35,743
#	Straits Trading Co. Ltd.	476,248	693,264
# * ††	Swiber Holdings Ltd.	2,895,250	0
	Thomson Medical Group Ltd.	1,408,700	76,614
	Tiong Woon Corp. Holding Ltd.	26,600	8,496
#	Tuan Sing Holdings Ltd.	4,214,136	909,850
#	UMS Holdings Ltd.	2,312,968	1,462,921
	United Overseas Insurance Ltd.	168,150	751,660
	UOB-Kay Hian Holdings Ltd.	2,574,498	2,420,203
#	Valuetronics Holdings Ltd.	2,647,550	832,465
#	Vicom Ltd.	557,500	740,815
#	Wee Hur Holdings Ltd.	2,614,200	362,690
#	Wing Tai Holdings Ltd.	3,717,167	3,996,514
	Yangzijiang Shipbuilding Holdings Ltd.	3,719,600	3,153,199
	Yeo Hiap Seng Ltd.	228,759	108,258

TOTAL SINGAPORE			130,859,243

TOTAL COMMON STOCKS			1,190,521,988

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
*	Arafura Resources Ltd. Warrants 2/25/24	472,767	16,028
*	Australian Mines Ltd. Warrants 05/30/24	120,864	889
*	Decmil Group Ltd. Warrants 09/06/23	5,306	0
*	Eureka Group Holdings Ltd. Rights 11/18/22	7,127	0
*	European Lithium Ltd. Warrants 3/31/25	323,975	3,937
# *	Medical Developments International Ltd. Warrants 9/30/24	5,820	465
# *	PointsBet Holdings Ltd. Warrants 07/08/24	6,189	0

TOTAL AUSTRALIA			21,319

HONG KONG — (0.0%)
# *	MECOM Power & Construction Ltd. Warrants 05/16/23	528,800	5,255

SINGAPORE — (0.0%)
# *	Ezion Holdings Ltd. Warrants 04/16/23	5,659,201	0

TOTAL RIGHTS/WARRANTS			26,574

TOTAL INVESTMENT SECURITIES (Cost $1,539,796,503)			1,190,548,562

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@ §	The DFA Short Term Investment Fund	1,496,806	$17,304,573

TOTAL INVESTMENTS — (100.0%) (Cost $1,557,108,416)			$1,207,853,135

ADR	American Depositary Receipt
SA	Special Assessment

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$8,084	$777,796,648	$390,946		$778,195,678
China	—	1,050,669	—		1,050,669
Hong Kong	—	224,321,261	1,115,141		225,436,402
New Zealand	—	54,979,996	—		54,979,996
Singapore	637,539	129,841,227	380,477		130,859,243
Rights/Warrants
Australia	—	21,319	—		21,319
Hong Kong	—	5,255	—		5,255
Securities Lending Collateral	—	17,304,573	—		17,304,573

TOTAL	$645,623	$1,205,320,948	$1,886,564	^	$1,207,853,135

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (3.6%)
	4imprint Group PLC	163,055	$6,501,702
*	Ascential PLC	1,604,885	3,534,828
	Bloomsbury Publishing PLC	316,806	1,678,089
	Centaur Media PLC	254,249	116,638
	Euromoney Institutional Investor PLC	592,842	9,845,186
# *	Frontier Developments PLC	55,575	844,491
	Future PLC	70,814	992,430
	Gamma Communications PLC	184,405	2,257,681
*	Helios Towers PLC	1,927,385	2,769,253
# *	Hyve Group PLC	1,575,593	966,924
	ITV PLC	3,365,215	2,591,070
	Moneysupermarket.com Group PLC	3,160,889	6,648,926
	Next Fifteen Communications Group PLC	128,193	1,289,413
	Reach PLC	2,094,224	2,214,936
*	S4 Capital PLC	109,011	219,596
	STV Group PLC	4,918	14,885
*	Tremor International Ltd.	176,315	690,886
# *	Tremor International Ltd., ADR	2,906	23,016

TOTAL COMMUNICATION SERVICES			43,199,950

CONSUMER DISCRETIONARY — (16.3%)
	888 Holdings PLC	2,213,314	2,355,813
*	AO World PLC	11,902	6,110
# *	ASOS PLC	70,017	450,854
* Ω	Aston Martin Lagonda Global Holdings PLC	676,550	817,588
	Bellway PLC	429,828	9,141,218
# *	boohoo Group PLC	980,423	455,638
*	Card Factory PLC	1,169,822	637,960
*	Cazoo Group Ltd.	576,666	184,533
	Coats Group PLC	4,921,327	3,414,230
#* Ω	Countryside Partnerships PLC	2,712,258	6,607,743
	Crest Nicholson Holdings PLC	1,872,966	4,341,472
	Currys PLC	5,993,730	4,476,581
* Ω	Deliveroo PLC	332,794	333,286
#	DFS Furniture PLC	1,258,487	1,768,140
# *	Dignity PLC	219,230	1,167,045
	Domino’s Pizza Group PLC	3,131,085	8,097,879
	Dr Martens PLC	207,083	588,922
	Dunelm Group PLC	693,916	6,888,146
*	Frasers Group PLC	1,220,486	9,056,198
	Fuller Smith & Turner PLC, Class A	151,287	775,859
	Games Workshop Group PLC	176,198	12,933,595
	Greggs PLC	604,556	14,014,474
* Ω	Gym Group PLC	975,013	1,292,302
	Halfords Group PLC	1,428,759	2,884,630
	Headlam Group PLC	502,271	1,386,892
	Henry Boot PLC	541,758	1,484,117
	Hollywood Bowl Group PLC	311,048	712,672
* Ω	Hostelworld Group PLC	206,214	212,552
	Inchcape PLC	2,415,336	20,604,988
*	J D Wetherspoon PLC	456,701	2,370,562
* Ω	Just Eat Takeaway.com NV	3,190	54,717
	Lookers PLC	1,488,558	1,361,541
*	Marston’s PLC	4,029,229	1,614,354
	Me Group International PLC	1,529,544	1,626,243

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
*	Mitchells & Butlers PLC	2,002,591	$2,669,646
	MJ Gleeson PLC	240,572	1,028,076
*	Moonpig Group PLC	113,485	178,397
*	Motorpoint group PLC	51,520	85,491
# *	N Brown Group PLC	949,432	222,324
* Ω	On the Beach Group PLC	86,559	102,551
*	Pendragon PLC	5,100,308	1,594,317
	Pets at Home Group PLC	3,042,980	10,061,388
*	Playtech PLC	1,947,421	11,571,872
	PPHE Hotel Group Ltd.	15,424	223,270
*	Rank Group PLC	1,027,396	618,034
	Redrow PLC	1,679,801	8,083,236
*	Restaurant Group PLC	1,278,080	465,977
	Smiths News PLC	23,379	9,717
	Sportech PLC	119,311	23,632
*	SSP Group PLC	3,079,441	7,160,450
# ††	Studio Retail Group PLC	220,669	109,146
*	Superdry PLC	337,189	425,429
# *	THG PLC	272,308	166,021
Ω	TI Fluid Systems PLC	342,278	543,489
	Topps Tiles PLC	786,772	345,971
	Vertu Motors PLC	1,326,258	696,657
	VIDENDUM PLC	217,201	3,199,226
#	Vistry Group PLC	1,228,992	8,503,987
* Ω	Watches of Switzerland Group PLC	396,502	3,535,464
*	WH Smith PLC	401,628	5,429,758
	Wickes Group PLC	2,176,225	3,168,675
	Young & Co’s Brewery PLC, Class A	14,543	157,049

TOTAL CONSUMER DISCRETIONARY			194,498,104

CONSUMER STAPLES — (7.0%)
	AG Barr PLC	726,615	3,744,390
	Anglo-Eastern Plantations PLC	124,523	1,142,311
Ω	Bakkavor Group PLC	121,093	126,403
	Britvic PLC	1,626,728	13,586,475
*	C&C Group PLC	1,925,624	3,613,001
	Carr’s Group PLC	349,511	419,685
	Cranswick PLC	365,093	12,464,969
	Devro PLC	1,358,722	2,788,550
#	Fevertree Drinks PLC	421,689	4,609,763
*	Greencore Group PLC	3,651,826	2,811,597
	Hilton Food Group PLC	350,941	2,459,522
*	Marks & Spencer Group PLC	7,566,588	9,163,708
*	McBride PLC	895,746	246,051
	MP Evans Group PLC	7,544	70,063
# *	Naked Wines PLC	32,906	41,129
#	Nichols PLC	2,884	36,277
	Premier Foods PLC	4,727,225	5,619,404
	PZ Cussons PLC	1,717,225	3,937,452
	Tate & Lyle PLC	2,060,165	16,553,803

TOTAL CONSUMER STAPLES			83,434,553

ENERGY — (4.2%)
*	Capricorn Energy PLC	4,040,365	11,477,115
	Diversified Energy Co. PLC	3,440,766	4,967,328
	Energean PLC	308,711	5,074,229
*	EnQuest PLC	12,456,788	3,863,068
	Genel Energy PLC	934,783	1,361,171

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
	Gulf Keystone Petroleum Ltd.	1,529,511	$3,666,757
	Hunting PLC	841,827	2,577,990
*	IGas Energy PLC	61,631	17,957
*	John Wood Group PLC	3,814,872	6,133,815
# *	Petrofac Ltd.	2,580,763	3,187,606
*	Pharos Energy PLC	1,842,454	559,758
*	Savannah Energy PLC	388,799	122,184
	Serica Energy PLC	1,069,552	3,694,684
# *	Tullow Oil PLC	7,204,010	3,348,061

TOTAL ENERGY			50,051,723

FINANCIALS — (18.4%)
	AJ Bell PLC	884,994	3,291,663
	Ashmore Group PLC	2,540,311	6,015,733
	Bank of Georgia Group PLC	283,322	6,912,953
	Beazley PLC	3,081,626	22,100,836
	Brooks Macdonald Group PLC	628	13,697
	Burford Capital Ltd.	958,135	7,745,879
	Chesnara PLC	863,650	2,635,353
	Close Brothers Group PLC	898,617	10,123,897
Ω	CMC Markets PLC	1,052,192	2,961,640
	Direct Line Insurance Group PLC	3,377,275	7,802,979
* Ω	Funding Circle Holdings PLC	104,248	58,460
*	Georgia Capital PLC	29,520	211,438
	Hiscox Ltd.	1,420,362	14,632,152
	IG Group Holdings PLC	568,289	5,183,510
	Impax Asset Management Group PLC	191,845	1,471,636
	IntegraFin Holdings PLC	536,992	1,549,184
	International Personal Finance PLC	1,421,817	1,269,000
	Investec PLC	959,278	4,807,607
	IP Group PLC	6,416,521	4,324,230
	Jupiter Fund Management PLC	2,622,791	3,120,482
	Just Group PLC	7,078,503	4,701,777
	Lancashire Holdings Ltd.	1,670,143	9,478,286
	Liontrust Asset Management PLC	113,589	1,112,511
	Man Group PLC	7,662,342	19,060,892
*	Metro Bank PLC	198,857	161,490
	Mortgage Advice Bureau Holdings Ltd.	3,857	28,532
	Ninety One PLC	1,874,430	4,359,726
	Numis Corp. PLC	311,926	647,162
	OSB Group PLC	2,135,454	10,176,648
	Paragon Banking Group PLC	1,934,045	9,462,355
	Plus500 Ltd.	525,338	10,868,092
	Polar Capital Holdings PLC	248,040	1,197,996
	Provident Financial PLC	1,503,647	2,818,550
Ω	Quilter PLC	8,070,566	8,945,685
	Rathbones Group PLC	357,843	7,691,235
	Record PLC	18,948	16,311
	S&U PLC	29,239	726,003
Ω	Sabre Insurance Group PLC	417,265	430,029
*	Saga PLC	781,370	774,231
	TBC Bank Group PLC	91,121	1,967,522
	TP ICAP Group PLC	4,137,686	8,726,393
	Virgin Money UK PLC	6,368,888	9,926,426
††	Waterloo Investment Holdings Ltd.	4,000	520
	XPS Pensions Group PLC	6,312	8,600

TOTAL FINANCIALS			219,519,301

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (4.9%)
* ††	4d pharma PLC	42,478	$6,089
	Advanced Medical Solutions Group PLC	401,543	1,257,132
	Alliance Pharma PLC	2,372,960	1,687,748
	CVS Group PLC	413,530	8,938,783
	EKF Diagnostics Holdings PLC	79,384	39,934
	EMIS Group PLC	328,823	7,003,787
*	Ergomed PLC	47,132	662,321
	Hikma Pharmaceuticals PLC	264,710	3,799,971
	Indivior PLC	771,895	14,621,023
Ω	Integrated Diagnostics Holdings PLC	1,249,693	961,470
#	Mediclinic International PLC	2,400,508	13,655,822
*	NIOX GROUP PLC	202,629	88,790
*	Oxford Biomedica PLC	2,667	9,866
*	PureTech Health PLC	342,938	910,495
* Ω	Spire Healthcare Group PLC	1,823,481	4,529,794
*	Trellus Health PLC	1,632	211
*	Verici Dx PLC	1,587	254

TOTAL HEALTH CARE			58,173,490

INDUSTRIALS — (22.3%)
	Avon Protection PLC	185,963	2,215,270
*	Babcock International Group PLC	2,860,700	9,035,971
	Balfour Beatty PLC	3,610,310	12,369,652
	Begbies Traynor Group PLC	60,262	89,424
Ω	Biffa PLC	1,510,258	7,107,390
	Bodycote PLC	1,201,080	6,831,497
	BRAEMAR PLC	91,109	309,146
	Chemring Group PLC	1,906,169	6,607,992
	Clarkson PLC	212,943	6,739,908
*	Costain Group PLC	237,261	96,481
# *	De La Rue PLC	498,978	537,362
# *	Dialight PLC	89,929	293,257
	Diploma PLC	427,629	12,162,994
	DiscoverIE Group PLC	594,505	5,078,646
*	easyJet PLC	916,028	3,647,334
# *	Esken Ltd.	1,707,178	108,033
#	Firstgroup PLC	2,617,521	3,142,543
	Galliford Try Holdings PLC	663,973	1,263,452
	Genuit Group PLC	1,449,475	4,235,995
	Goodwin PLC	383	13,915
	Grafton Group PLC	1,499,770	11,874,058
#,*	GXO Logistics, Inc.	4,386	160,252
	Hays PLC	9,235,636	11,644,369
	HomeServe PLC	313,380	4,265,265
	IMI PLC	286,976	4,042,592
* ††	Industrial & Commercial Bank of China Ltd.	5,000	0
	International Distributions Services PLC	2,105,859	4,871,650
*	James Fisher & Sons PLC	203,822	607,474
#	James Halstead PLC	122,173	265,718
*	JET2 PLC	813,756	7,936,226
	Johnson Service Group PLC	616,502	653,642
	Keller Group PLC	436,991	3,144,711
*	Kier Group PLC	1,662,440	1,139,230
Ω	Luceco PLC	278,939	250,588
	Mears Group PLC	682,577	1,483,434
	Mitie Group PLC	7,620,122	6,256,099
	Morgan Advanced Materials PLC	1,908,978	5,379,107
	Morgan Sindall Group PLC	256,662	4,528,818
*	National Express Group PLC	3,054,001	5,920,211

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Norcros PLC	155,421	$320,315
	Pagegroup PLC	1,968,311	9,493,890
	Porvair PLC	18,060	111,837
	QinetiQ Group PLC	3,269,929	13,478,205
	Redde Northgate PLC	1,393,933	5,331,142
	Renew Holdings PLC	72,048	507,597
*	Renewi PLC	600,858	3,640,202
	Ricardo PLC	310,737	1,569,647
	Robert Walters PLC	396,868	2,277,961
	Rotork PLC	4,427,553	12,977,500
	RPS Group PLC	1,020,701	2,590,860
	RWS Holdings PLC	131,987	464,039
	Senior PLC	2,397,255	3,576,127
	Serco Group PLC	5,072,076	9,486,190
	Severfield PLC	1,107,512	622,891
*	SIG PLC	4,224,897	1,511,674
	Smart Metering Systems PLC	541,910	4,546,260
	Speedy Hire PLC	3,288,866	1,457,569
	SThree PLC	872,133	3,714,135
	TClarke PLC	64,836	90,489
	Travis Perkins PLC	1,187,192	11,189,269
	Trifast PLC	524,611	379,064
	Tyman PLC	1,020,064	2,244,550
	Vesuvius PLC	1,540,577	5,984,894
	Volex PLC	465,064	1,318,575
	Volution Group PLC	752,219	2,662,652
	Vp PLC	153,784	1,259,224
	Wilmington PLC	334,384	1,113,132
	Wincanton PLC	700,232	2,653,922
	XP Power Ltd.	102,251	2,056,260

TOTAL INDUSTRIALS			264,939,778

INFORMATION TECHNOLOGY — (8.5%)
*	accesso Technology Group PLC	14,495	103,125
	Bytes Technology Group PLC	575,106	2,368,363
*	Capita PLC	10,274,296	2,858,779
*	CentralNic Group PLC	22,135	33,160
	Computacenter PLC	501,179	10,398,774
	dotdigital group PLC	438,664	381,243
*	FD Technologies PLC	32,908	506,070
	FDM Group Holdings PLC	476,786	3,440,080
	GB Group PLC	174,978	763,830
	Gooch & Housego PLC	2,781	15,380
	IDOX PLC	140,149	98,170
	iomart Group PLC	279,306	432,000
# *	IQE PLC	2,163,920	1,038,585
	Kainos Group PLC	478,788	6,798,170
	Keywords Studios PLC	1,958	54,145
*	Kin & Carta PLC	280,359	692,815
	Learning Technologies Group PLC	829,270	1,021,916
	Micro Focus International PLC	1,571,570	9,370,682
	NCC Group PLC	1,818,657	4,159,096
* Ω	Network International Holdings PLC	234,622	878,618
	Oxford Instruments PLC	348,518	7,622,631
	PayPoint PLC	461,831	3,067,941
	Renishaw PLC	117,624	4,719,863
#	RM PLC	358,749	108,806
	Softcat PLC	677,739	8,707,891
	Spectris PLC	462,131	16,016,986

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Spirent Communications PLC	4,065,908	$12,069,222
#	Strix Group PLC	162,410	201,069
	TT Electronics PLC	1,084,117	1,677,168
*	Xaar PLC	539,952	1,056,428

TOTAL INFORMATION TECHNOLOGY			100,661,006

MATERIALS — (5.1%)
*	Accsys Technologies PLC	9,505	7,489
	Breedon Group PLC	2,323,004	1,393,445
	Capital Ltd.	59,308	55,799
	Castings PLC	172,368	630,187
	Centamin PLC	8,251,207	8,388,129
	Central Asia Metals PLC	719,628	1,762,981
	Ecora Resources PLC	1,243,076	2,184,177
*	Elementis PLC	3,385,183	3,578,676
	Essentra PLC	1,720,465	4,429,271
	Ferrexpo PLC	232,253	272,403
Ω	Forterra PLC	1,574,753	3,939,978
	Gem Diamonds Ltd.	413,552	141,567
	Hill & Smith Holdings PLC	549,355	6,209,866
	Hochschild Mining PLC	1,822,730	1,113,715
Ω	Ibstock PLC	2,968,140	5,291,670
	Marshalls PLC	1,374,930	3,978,368
	Pan African Resources PLC	5,291,713	1,024,684
*	Petra Diamonds Ltd.	17,532	22,964
	RHI Magnesita NV	132,739	2,821,488
# *	SolGold PLC	1,288,015	235,685
	Synthomer PLC	2,154,069	2,786,722
	Victrex PLC	545,312	10,356,993
	Zotefoams PLC	103,100	349,078

TOTAL MATERIALS			60,975,335

REAL ESTATE — (3.0%)
	CLS Holdings PLC	4,103	6,734
	Foxtons Group PLC	1,351,763	465,017
	Grainger PLC	4,237,552	11,018,013
	Harworth Group PLC	30,381	36,087
	Helical PLC	846,617	3,202,729
*	IWG PLC	4,139,249	6,256,661
	LSL Property Services PLC	445,897	1,172,340
	Phoenix Spree Deutschland Ltd.	15,813	47,899
	Savills PLC	965,499	9,122,034
	Sirius Real Estate Ltd.	3,658,372	2,959,759
	Watkin Jones PLC	961,788	1,030,026

TOTAL REAL ESTATE			35,317,299

UTILITIES — (4.2%)
	Centrica PLC	12,351,821	10,853,682
Ω	ContourGlobal PLC	186,518	539,940
	Drax Group PLC	2,494,304	14,895,027
	Pennon Group PLC	1,360,703	13,075,947
	Telecom Plus PLC	427,882	10,401,875

TOTAL UTILITIES			49,766,471

TOTAL COMMON STOCKS Cost ($1,400,292,665)			1,160,537,010

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.5%)
@ §	The DFA Short Term Investment Fund	2,548,908	$29,467,920

TOTAL INVESTMENTS — (100.0%) (Cost $1,429,768,069)			$1,190,004,930

ADR	American Depositary Receipt

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$23,016	$43,176,934	—		$43,199,950
Consumer Discretionary	—	194,388,958	$109,146		194,498,104
Consumer Staples	—	83,434,553	—		83,434,553
Energy	—	50,051,723	—		50,051,723
Financials	—	219,518,781	520		219,519,301
Health Care	—	58,167,401	6,089		58,173,490
Industrials	160,252	264,779,526	—		264,939,778
Information Technology	—	100,661,006	—		100,661,006
Materials	—	60,975,335	—		60,975,335
Real Estate	—	35,317,299	—		35,317,299
Utilities	—	49,766,471	—		49,766,471
Securities Lending Collateral	—	29,467,920	—		29,467,920

TOTAL	$183,268	$1,189,705,907	$115,755	^	$1,190,004,930

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (93.7%)
AUSTRIA — (3.1%)
	Agrana Beteiligungs AG	83,141	$1,125,094
	ANDRITZ AG	444,373	20,652,912
#	AT&S Austria Technologie & Systemtechnik AG	196,167	6,058,605
Ω	BAWAG Group AG	344,403	16,626,330
	CA Immobilien Anlagen AG	88,590	2,798,056
# *	DO & Co. AG	46,272	3,636,929
	EVN AG	246,314	4,097,758
# *	FACC AG	141,355	907,268
	Flughafen Wien AG	12,084	376,173
*	Immofinanz AG	681,828	0
*	Josef Manner & Comp AG	870	88,813
# *	Kapsch TrafficCom AG	29,728	339,889
#	Lenzing AG	86,455	4,136,358
#	Mayr Melnhof Karton AG	56,930	8,101,074
	Oberbank AG	23,479	2,378,393
#	Oesterreichische Post AG	120,333	3,423,854
	Palfinger AG	105,663	2,441,553
#	POLYTEC Holding AG	109,361	507,676
	Porr AG	100,602	1,037,907
	Raiffeisen Bank International AG	196,772	2,736,551
#	Rosenbauer International AG	21,100	725,140
	Schoeller-Bleckmann Oilfield Equipment AG	73,217	4,027,635
#	Semperit AG Holding	71,506	1,413,874
	Strabag SE	106,594	4,092,721
	Telekom Austria AG	1,164,981	6,771,953
	UBM Development AG	21,002	579,473
	UNIQA Insurance Group AG	993,598	6,439,352
	Vienna Insurance Group AG Wiener Versicherung Gruppe	299,448	6,697,412
	voestalpine AG	591,159	12,834,228
	Wienerberger AG	681,129	15,569,801
	Zumtobel Group AG	155,917	941,788

TOTAL AUSTRIA			141,564,570

BELGIUM — (4.4%)
	Ackermans & van Haaren NV	172,739	24,066,242
*	AGFA-Gevaert NV	1,252,462	3,786,601
	Atenor	22,537	933,504
	Banque Nationale de Belgique	54	44,777
	Barco NV	470,132	10,150,273
	Bekaert SA	256,170	7,138,803
#* Ω	Biocartis Group NV	227,423	273,942
#	bpost SA	371,051	1,834,137
# *	Cie d’Entreprises CFE	49,898	529,761
	Deceuninck NV	480,813	978,639
*	Deme Group NV	49,898	5,559,142
	D’ieteren Group	122,666	20,415,062
#	Econocom Group SA	727,792	1,977,981
	Elia Group SA	80,342	10,157,822
	Etablissements Franz Colruyt NV	132,925	3,204,039
*	Euronav NV	1,350,857	23,568,151
	EVS Broadcast Equipment SA	69,287	1,416,084
	Exmar NV	148,598	1,397,991
	Fagron	316,324	3,937,951
*	Galapagos NV	207,089	9,445,349
	Gimv NV	126,391	5,396,107
*	Greenyard NV	2,890	19,128
#	Immobel SA	23,226	950,928

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Ion Beam Applications	136,652	$1,908,543
	Jensen-Group NV	20,961	584,538
*	Kinepolis Group NV	94,932	3,578,632
#	Lotus Bakeries NV	2,011	11,184,721
# *	MDxHealth SA	69,016	52,482
#	Melexis NV	122,609	8,432,581
# *	Ontex Group NV	562,200	3,315,844
	Picanol	10,868	751,386
	Proximus SADP	807,234	8,462,819
	Recticel SA	306,705	4,238,379
	Roularta Media Group NV	19,318	317,881
	Shurgard Self Storage SA	57,755	2,514,706
	Sipef NV	38,999	2,199,722
	Telenet Group Holding NV	243,024	3,705,202
	TER Beke SA	3,765	331,211
*	Tessenderlo Group SA	205,166	6,218,568
	Van de Velde NV	47,376	1,494,830
	VGP NV	24,918	1,889,391
	Viohalco SA	498,361	1,850,244

TOTAL BELGIUM			200,214,094

DENMARK — (6.2%)
*	ALK-Abello AS	918,859	15,192,293
	Alm Brand AS	5,914,829	8,083,326
# *	Bang & Olufsen AS	635,976	739,586
	BankNordik P/F	10,800	172,021
*	Bavarian Nordic AS	457,765	14,566,205
# *	Brodrene Hartmann AS	16,148	492,694
#	cBrain AS	18,289	400,109
#	Chemometec AS	81,365	7,669,511
#	Columbus AS	490,087	448,570
	D/S Norden AS	203,501	10,532,200
	Dfds AS	260,309	7,899,593
#	Djurslands Bank AS	6,232	253,006
	FLSmidth & Co. AS	319,467	7,383,934
	Fluegger Group AS	4,198	250,940
#	GN Store Nord AS	165,746	3,522,321
	GronlandsBANKEN AS	1,125	84,345
	H Lundbeck AS	1,391,862	5,207,911
*	H Lundbeck AS, Class A	14,791	50,268
*	H+H International AS, Class B	131,547	2,028,921
*	Harboes Bryggeri AS, Class B	5,094	46,807
# *	ISS AS	927,711	17,037,438
	Jeudan AS	40,046	1,418,588
*	Jyske Bank AS	445,581	24,047,629
#	Lan & Spar Bank	4,895	419,099
	Matas AS	287,314	2,749,889
#* Ω	Netcompany Group AS	70,537	2,418,327
*	Nilfisk Holding AS	154,895	2,881,653
*	NKT AS	285,928	14,269,861
#* Ω	NNIT AS	71,567	518,877
	North Media AS	5,372	46,002
*	NTG Nordic Transport Group AS, Class A	13,802	447,686
# *	Parken Sport & Entertainment AS	13,669	133,769
	Per Aarsleff Holding AS	134,378	3,753,160
	Ringkjoebing Landbobank AS	197,936	21,527,994
#	Rockwool AS, Class B	19,172	3,818,180
	ROCKWOOL AS, Class A	421	83,024
	Royal Unibrew AS	312,072	17,826,861

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
DENMARK — (Continued)
# *	RTX AS	54,444	$917,742
Ω	Scandinavian Tobacco Group AS, Class A	455,260	7,625,907
	Schouw & Co. AS	95,182	6,038,837
	SimCorp AS	257,158	15,355,075
	Solar AS, Class B	42,715	3,221,288
	SP Group AS	4,788	161,626
	Spar Nord Bank AS	609,820	7,383,542
	Sparekassen Sjaelland-Fyn AS	1,651	37,903
	Sydbank AS	469,010	14,281,518
	TCM Group AS	2,578	24,389
# *	Tivoli AS	9,878	1,022,684
	Topdanmark AS	367,737	16,972,205
	TORM PLC, Class A	195,257	5,224,515
	UIE PLC	103,360	2,538,584
# *	Zealand Pharma AS	217,874	5,611,398

TOTAL DENMARK			284,839,811

FINLAND — (5.3%)
	Aktia Bank Oyj	344,733	3,427,298
#	Alandsbanken Abp, Class B	23,036	728,344
	Alma Media Oyj	133,889	1,109,278
	Apetit Oyj	21,105	212,633
	Aspo Oyj	106,324	840,659
#	Atria Oyj	98,413	918,123
#	Bittium Oyj	204,447	775,741
	Cargotec Oyj, Class B	269,125	10,121,692
	Caverion Oyj	645,461	2,868,462
#	Citycon Oyj	452,512	2,819,270
	Digia Oyj	85,054	500,054
# Ω	Enento Group Oyj	4,290	89,083
# *	Finnair Oyj	4,568,940	1,934,619
	Fiskars Oyj Abp	215,530	3,104,401
*	F-Secure Oyj	730,842	2,066,827
	Glaston OYJ ABP	9,217	7,883
#	Harvia Oyj	70,873	1,005,445
#	HKScan Oyj, Class A	234,984	220,865
	Huhtamaki Oyj	643,085	23,112,067
	Ilkka Oyj	58,887	210,257
#	Kamux Corp.	59,097	285,821
	Kemira Oyj	751,311	9,920,593
	Kojamo Oyj	622,080	8,096,129
	Konecranes Oyj	414,845	10,437,680
#	Lassila & Tikanoja Oyj	219,184	2,152,778
	Marimekko Oyj	35,459	320,170
	Metsa Board Oyj, Class B	1,216,871	9,153,818
	Metso Outotec Oyj	182,863	1,387,764
	Musti Group Oyj	68,620	1,289,166
	Nokian Renkaat Oyj	796,563	8,982,697
	Olvi Oyj, Class A	99,753	3,081,826
	Oma Saastopankki Oyj	8,486	166,833
	Oriola Oyj, Class A	6,054	11,218
	Oriola Oyj, Class B	880,807	1,597,787
	Orion Oyj, Class B	676,382	31,125,885
#	Outokumpu Oyj	2,443,351	9,806,064
	Pihlajalinna Oyj	80,774	745,778
#	Ponsse Oyj	71,199	1,769,032
# *	QT Group Oyj	56,665	2,420,179
	Raisio Oyj, Class V	985,362	1,907,264
	Rapala VMC Oyj	116,693	494,262

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Revenio Group Oyj	141,280	$5,254,758
# Ω	Rovio Entertainment Oyj	42,808	244,000
	Sanoma Oyj	722,281	8,455,336
	Taaleri Oyj	8,120	76,871
#	Talenom Oyj	7,120	63,392
	Teleste Oyj	52,966	187,298
Ω	Terveystalo Oyj	139,213	861,014
	TietoEVRY Oyj	552,526	13,171,788
	Tokmanni Group Corp.	348,970	4,219,442
	Uponor Oyj	391,564	5,200,923
	Vaisala Oyj, Class A	125,217	4,874,144
	Valmet Oyj	1,002,259	22,794,608
#	Verkkokauppa.com Oyj	13,945	43,253
# *	Viking Line Abp	11,073	129,680
	Wartsila OYJ Abp	1,509,439	10,290,257
*	WithSecure Oyj	730,842	1,182,590
#	YIT Oyj	1,185,347	2,972,466

TOTAL FINLAND			241,247,565

FRANCE — (10.4%)
	ABC arbitrage	185,857	1,200,864
*	Air France-KLM	1,611,431	2,118,888
	AKWEL	68,408	993,993
# Ω	ALD SA	128,220	1,367,989
	Altamir	136,094	3,213,074
	Alten SA	124,188	14,508,910
	Assystem SA	61,561	2,257,769
# *	Atos SE	337,963	3,297,948
	Aubay	52,444	2,295,330
#	Axway Software SA	38,973	605,146
#	Bastide le Confort Medical	18,680	531,525
	Beneteau SA	251,906	2,791,691
#	Bigben Interactive	101,428	761,730
	Boiron SA	38,341	1,750,362
#	Bonduelle SCA	99,470	1,155,839
* ††	Bourbon Corp.	28,851	0
	Burelle SA	833	350,623
# *	Casino Guichard Perrachon SA	265,777	2,556,352
#	Catana Group	47,853	237,293
#	Catering International Services	12,144	112,942
#	Cegedim SA	41,834	648,484
*	CGG SA	4,492,509	3,816,286
#	Chargeurs SA	144,516	1,910,256
*	Cie des Alpes	137,830	1,698,870
	Cie Plastic Omnium SA	411,439	5,765,073
# *	Claranova SE	66,462	154,850
*	Coface SA	765,331	8,519,779
	Derichebourg SA	739,624	3,229,701
# *	Ekinops SAS	7,393	50,913
	Electricite de Strasbourg SA	21,112	1,960,362
#* Ω	Elior Group SA	767,831	1,704,412
	Elis SA	1,251,812	14,335,632
	Equasens	8,599	603,849
	Eramet SA	79,089	5,181,243
# *	Esso SA Francaise	4,117	220,731
	Etablissements Maurel et Prom SA	385,475	1,732,633
	Eurazeo SE	106,784	6,093,674
#	Eutelsat Communications SA	1,235,151	12,398,627
	Exel Industries, Class A	10,459	411,392

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Faurecia SE	784,980	$11,719,007
#	Fnac Darty SA	96,249	2,973,451
*	Gaumont SA	10,715	1,062,811
	Gaztransport Et Technigaz SA	161,171	18,750,394
#	GEA	2,433	188,823
*	Genfit	11,113	44,240
*	GL Events	58,364	907,658
	Groupe Crit	22,187	1,290,838
*	Groupe Gorge SA	4,320	84,714
	Groupe SFPI	21,754	47,097
	Guerbet	37,446	642,002
#	Guillemot Corp.	2,527	29,349
#	Haulotte Group SA	73,020	198,786
	HEXAOM	15,908	303,377
*	ID Logistics Group	14,970	4,021,878
	Imerys SA	231,218	9,464,145
	Infotel SA	637	31,853
# *	Innate Pharma SA	15,558	32,524
	Interparfums SA	953	45,943
	IPSOS	296,328	14,344,406
	Jacquet Metals SACA	93,637	1,456,368
*	JCDecaux SE	271,301	3,425,266
#	Kaufman & Broad SA	123,411	2,998,720
	Korian SA	474,465	4,483,143
	Laurent-Perrier	13,997	1,364,025
	Lectra	150,063	4,801,682
	Linedata Services	16,071	746,447
	LISI	124,665	2,461,930
#	LNA Sante SA	33,206	968,015
# Ω	Maisons du Monde SA	178,143	1,746,218
	Manitou BF SA	69,984	1,428,050
	Manutan International	15,102	1,514,373
	Mersen SA	128,079	4,143,989
	Metropole Television SA	253,936	2,626,339
# *	Nacon SA	44,739	112,492
Ω	Neoen SA	37,275	1,300,157
	Nexans SA	198,522	18,537,701
	Nexity SA	259,379	5,195,429
# *	Nicox	145,865	255,158
	NRJ Group	87,189	561,642
#	Oeneo SA	128,172	1,773,460
*	OL Groupe SA	10,735	29,307
# *	Onxeo SA	48,958	8,189
# *	Orpea SA	45,620	369,974
#	Plastiques Du Val De Loire	14,341	48,217
*	Prodways Group SA	6,480	23,739
	Quadient SA	220,547	3,102,935
# *	Rallye SA	6,989	17,923
# * ††	Recylex SA	102,008	34,930
	Rexel SA	1,687,054	30,105,974
	Robertet SA	1,246	1,038,210
	Rothschild & Co.	141,560	5,020,250
	Rubis SCA	601,544	13,660,662
#	Samse SA	7,930	1,335,689
	Savencia SA	35,032	1,941,962
	SCOR SE	685,317	10,305,884
	SEB SA	16,229	1,056,533
	Seche Environnement SA	21,328	1,810,725
	SES SA	1,765,998	12,526,130

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
* Ω	SMCP SA	71,339	$448,432
	Societe BIC SA	178,902	10,270,068
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,677	3,147,406
	Societe pour I’Informatique Industrielle	56,188	2,602,693
*	SOITEC	136,660	17,498,496
# *	Solocal Group	681,417	457,624
	Somfy SA	88,329	9,409,088
	Sopra Steria Group SACA	120,286	15,921,347
	SPIE SA	887,677	20,765,906
# * Ω	SRP Groupe SA	56,827	91,552
	Stef SA	25,714	2,048,595
	Sword Group	37,202	1,401,826
	Synergie SE	67,143	1,814,348
*	Technicolor Creative Studios SA	81,942	127,704
	Technip Energies NV	366,826	4,735,268
#	Television Francaise 1	412,012	2,615,479
#	TFF Group	9,347	336,188
	Thermador Groupe	37,127	3,088,545
#	Tikehau Capital SCA	31,518	765,737
	Totalenergies EP Gabon	4,026	652,358
	Trigano SA	62,717	6,419,541
*	Ubisoft Entertainment SA	271,667	7,453,429
#	Union Financiere de France BQE SA	18,515	239,661
	Valeo	736,515	12,132,592
*	Vallourec SA	577,711	6,146,670
*	Vantiva SA	81,942	60,982
Ω	Verallia SA	187,176	5,303,612
	Vetoquinol SA	15,514	1,288,950
#	Vicat SA	115,287	2,642,752
	VIEL & Cie SA	156,945	899,381
	Vilmorin & Cie SA	35,845	1,588,335
	Virbac SA	28,641	7,018,432
*	Voltalia SA	11,960	227,774
	Vranken-Pommery Monopole SA	16,787	263,847
	Wavestone	9,891	426,173
* Ω	X-Fab Silicon Foundries SE	168,469	872,162
*	Xilam Animation SA	415	12,519

TOTAL FRANCE			474,261,640

GERMANY — (13.4%)
	1&1 AG	253,564	3,340,401
	7C Solarparken AG	139,107	604,770
*	Aareal Bank AG	523,741	16,561,936
	Adesso SE	7,240	716,808
	AIXTRON SE	405,671	9,968,807
	All for One Group SE	4,503	176,726
	Allgeier SE	58,776	1,700,463
	Amadeus Fire AG	10,622	1,072,046
#	Aroundtown SA	673,419	1,334,881
	Atoss Software AG	16,166	1,968,270
	Aurubis AG	287,683	18,152,871
# * Ω	Auto1 Group SE	15,108	101,609
	Basler AG	108,156	2,935,858
# *	Bauer AG	99,166	646,855
	BayWa AG	105,190	4,746,562
	BayWa AG	124	7,275
#	Bechtle AG	115,608	3,993,857
Ω	Befesa SA	88,473	3,072,874
	Bertrandt AG	38,449	1,145,057

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	bet-at-home.com AG	6,853	$30,091
*	Bijou Brigitte AG	23,422	805,023
#	Bilfinger SE	207,655	5,776,727
# *	Borussia Dortmund GmbH & Co. KGaA	665,682	2,460,956
	CANCOM SE	253,430	6,262,736
#	CECONOMY AG	1,120,535	1,823,567
	CENIT AG	57,781	754,172
	Cewe Stiftung & Co. KGAA	45,952	3,599,497
	CompuGroup Medical SE & Co. KgaA	192,725	6,088,962
	CropEnergies AG	187,944	2,995,251
*	CTS Eventim AG & Co. KGaA	124,540	5,945,103
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	656,367
	Dermapharm Holding SE	78,722	2,993,040
	Deutsche Beteiligungs AG	115,972	2,938,902
Ω	Deutsche Pfandbriefbank AG	1,147,894	8,549,660
	Deutz AG	858,725	3,242,034
	DIC Asset AG	383,365	2,642,774
	DMG Mori AG	4,196	170,839
#	Dr Hoenle AG	35,520	547,938
	Draegerwerk AG & Co. KGaA	20,476	739,253
#	Duerr AG	393,605	10,404,052
Ω	DWS Group GmbH & Co. KGaA	4,604	124,475
	Eckert & Ziegler Strahlen- und Medizintechnik AG	102,697	4,059,993
	EDAG Engineering Group AG	51,353	517,974
	Elmos Semiconductor SE	7,537	344,531
	ElringKlinger AG	192,671	1,379,091
	Encavis AG	499,231	9,294,543
	Energiekontor AG	14,403	1,278,950
*	Evotec SE	7,644	145,794
	Fabasoft AG	509	9,039
#	Fielmann AG	154,321	4,916,129
# *	flatexDEGIRO AG	107,566	940,134
*	Fraport AG Frankfurt Airport Services Worldwide	208,969	8,050,768
	Freenet AG	962,168	18,912,546
	Fuchs Petrolub SE	117,437	2,831,459
	GEA Group AG	131,212	4,586,442
	Gerresheimer AG	240,843	13,797,563
	Gesco AG	55,404	1,378,889
	GFT Technologies SE	168,983	5,509,230
*	GK Software SE	581	70,037
*	Global Fashion Group SA	76,275	128,456
#	Grand City Properties SA	814,875	7,926,771
#	GRENKE AG	9,184	187,306
*	H&R GmbH & Co. KGaA	71,674	464,763
	Hamburger Hafen und Logistik AG	189,581	2,220,451
	Hawesko Holding AG	313	12,279
# *	Heidelberger Druckmaschinen AG	1,919,276	2,649,143
# *	HelloFresh SE	230,100	4,599,506
	Hensoldt AG	101,947	2,395,232
*	Highlight Communications AG	98,406	380,211
	Hochtief AG	45,854	2,435,944
	Hornbach Holding AG & Co. KGaA	56,348	3,840,990
	Hugo Boss AG	426,713	19,653,270
# *	Hypoport SE	7,011	684,803
	Indus Holding AG	138,578	2,734,593
Ω	Instone Real Estate Group SE	48,824	355,372
	IVU Traffic Technologies AG	51,403	718,621
	Jenoptik AG	405,384	8,887,262
Ω	JOST Werke AG	7,900	337,132

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	K&S AG	1,269,799	$28,035,878
#	KION Group AG	93,598	2,075,094
#	Kloeckner & Co. SE	485,557	3,805,391
#	Knaus Tabbert AG	1,753	47,795
# *	Koenig & Bauer AG	89,315	1,120,254
#	Kontron AG	346,499	5,015,038
	Krones AG	112,799	10,446,698
	KSB SE & Co. KGaA	3,293	1,301,411
	KWS Saat SE & Co. KGaA	83,735	4,861,268
	Lanxess AG	577,941	19,544,674
#	LEG Immobilien SE	61,876	4,039,586
#	Leifheit AG	59,026	838,024
# *	Leoni AG	176,283	1,240,731
# *	Manz AG	25,270	661,801
*	Mediclin AG	82,946	294,934
*	Medigene AG	116,971	259,979
*	METRO AG	1,012,891	7,726,721
	MLP SE	440,536	2,045,867
# *	Nagarro SE	61,364	6,104,668
	New Work SE	20,199	2,530,611
	Nexus AG	99,836	5,354,218
# *	Nordex SE	967,673	9,020,804
	Norma Group SE	219,343	3,477,165
	OHB SE	38,571	1,082,039
	PATRIZIA SE	348,340	2,556,645
	Pfeiffer Vacuum Technology AG	48,041	6,786,723
#	PNE AG	491,579	9,355,701
	Progress-Werk Oberkirch AG	8,558	209,655
	ProSiebenSat.1 Media SE	1,391,977	9,459,330
	PSI Software AG	70,343	1,607,838
*	PVA TePla AG	86,836	1,454,999
*	q.beyond AG	718,542	594,211
*	R Stahl AG	14,952	208,209
#	Rational AG	40	22,548
	Rheinmetall AG	186,043	30,241,593
	RTL Group SA	762	25,867
	SAF-Holland SE	297,427	2,201,823
#	Salzgitter AG	264,670	5,914,992
	Schloss Wachenheim AG	6,929	113,705
# Ω	Scout24 SE	302,097	15,480,950
#	Secunet Security Networks AG	8,338	1,828,997
# *	SGL Carbon SE	337,757	2,395,657
# * Ω	Shop Apotheke Europe NV	9,889	409,500
	Siltronic AG	146,283	9,097,040
	Sixt SE	96,820	9,081,096
# *	SMA Solar Technology AG	59,742	2,890,339
*	SNP Schneider-Neureither & Partner SE	3,170	47,447
	Softing AG	10,587	53,700
#	Software AG	393,922	8,617,826
	Stabilus SE	175,916	9,650,722
	STRATEC SE	33,736	2,828,038
#	Stroeer SE & Co. KGaA	203,324	8,289,296
	Suedzucker AG	526,208	6,705,946
#	SUESS MicroTec SE	146,951	1,661,276
	Surteco Group SE	47,139	889,610
#	Synlab AG	13,980	180,007
#	TAG Immobilien AG	1,209,596	7,575,458
#	Takkt AG	250,065	3,238,606
* Ω	TeamViewer AG	509,264	4,890,457

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Technotrans SE	46,673	$1,174,178
# *	thyssenkrupp AG	1,953,574	10,283,477
	Traffic Systems SE	37,280	666,353
	United Internet AG	91,555	1,711,444
# *	va-Q-tec AG	2,370	30,419
#	Varta AG	24,311	651,501
#	VERBIO Vereinigte BioEnergie AG	169,400	13,344,165
*	Vitesco Technologies Group AG, Class A	10,364	554,563
#	Vossloh AG	76,106	2,731,054
	Wacker Chemie AG	16,328	1,900,994
	Wacker Neuson SE	227,890	3,592,802
	Washtec AG	86,629	3,253,446
# *	Westwing Group SE	41,567	282,363
	Wuestenrot & Wuerttembergische AG	119,837	1,690,731
	Zeal Network SE	53,966	1,362,541

TOTAL GERMANY			611,161,049

GREECE — (0.0%)
* ††	Alfa Alfa Energy SA	3,810	0
* ††	Neorion Holdings SA	14,991	0

IRELAND — (1.5%)
	AIB Group PLC	885,140	2,560,633
	Bank of Ireland Group PLC	5,945,531	42,811,519
	Cairn Homes PLC	1,908,875	1,848,135
*	Dalata Hotel Group PLC	287,904	923,643
	FBD Holdings PLC	142,812	1,396,895
	Glanbia PLC	1,151,741	13,421,247
* Ω	Glenveagh Properties PLC	957,454	936,548
	Irish Continental Group PLC	820,853	3,315,296
*	Permanent TSB Group Holdings PLC	268,168	446,515

TOTAL IRELAND			67,660,431

ISRAEL — (3.6%)
#	Adgar Investment & Development Ltd.	105,459	179,779
	Afcon Holdings Ltd.	3,064	144,816
#	AFI Properties Ltd.	100,052	2,999,563
	Africa Israel Residences Ltd.	13,924	558,786
*	Airport City Ltd.	113,983	1,887,228
# *	Allot Ltd.	189,485	746,566
#	Alrov Properties & Lodgings Ltd.	49,832	2,547,777
#	Arad Ltd.	28,474	365,024
	Ashtrom Group Ltd.	107,315	2,335,601
	AudioCodes Ltd.	25,159	512,064
	Aura Investments Ltd.	334,602	591,150
	Automatic Bank Services Ltd.	11,760	52,574
*	Avgol Industries 1953 Ltd.	468,925	277,045
	Azorim-Investment Development & Construction Co. Ltd.	575,905	2,003,942
# *	Bet Shemesh Engines Holdings 1997 Ltd.	30,236	726,956
	Blue Square Real Estate Ltd.	37,333	2,478,883
*	Brack Capital Properties NV	18,347	1,952,680
# *	Brainsway Ltd.	17,217	30,440
# *	Camtek Ltd.	23,329	526,199
	Carasso Motors Ltd.	132,164	829,746
*	Cellcom Israel Ltd.	497,683	2,491,521
*	Ceragon Networks Ltd.	266,244	479,239
*	Clal Insurance Enterprises Holdings Ltd.	321,004	5,539,393
# *	Compugen Ltd.	113,943	102,552

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Danel Adir Yeoshua Ltd.	24,002	$2,781,987
#	Delek Automotive Systems Ltd.	260,248	3,350,973
*	Delek Group Ltd.	30,697	4,673,839
	Delta Galil Industries Ltd.	75,453	3,416,178
	Dor Alon Energy in Israel 1988 Ltd.	17,532	606,425
#	Duniec Brothers Ltd.	1,094	56,623
#	Electra Consumer Products 1970 Ltd.	43,403	1,502,313
	Electra Ltd.	8,299	4,828,874
	Electra Real Estate Ltd.	44,441	545,652
*	Ellomay Capital Ltd.	2,597	48,433
	Energix-Renewable Energies Ltd.	79,976	279,210
*	Enlight Renewable Energy Ltd.	2,358,065	4,775,758
# *	Equital Ltd.	130,022	4,009,564
*	Fattal Holdings 1998 Ltd.	6,068	616,336
	FMS Enterprises Migun Ltd.	19,186	635,932
	Formula Systems 1985 Ltd.	64,555	5,239,737
	Formula Systems 1985 Ltd., Sponsored ADR	640	52,154
	Fox Wizel Ltd.	46,883	5,715,489
	Gav-Yam Lands Corp. Ltd.	423,939	3,595,477
# *	Gilat Satellite Networks Ltd.	236,247	1,417,418
*	Hagag Group Real Estate Development	16,780	91,345
	Harel Insurance Investments & Financial Services Ltd.	448,124	4,313,629
	Hilan Ltd.	106,225	5,562,285
	IDI Insurance Co. Ltd.	47,574	1,270,471
	IES Holdings Ltd.	1,354	94,672
	Ilex Medical Ltd.	4,067	103,032
#	Infinya Ltd.	21,885	2,114,085
	Inrom Construction Industries Ltd.	367,899	1,501,587
	Isracard Ltd.	167,634	495,670
	Israel Canada T.R Ltd.	220,206	634,811
#	Israel Land Development - Urban Renewal Ltd.	81,564	1,059,796
	Isras Investment Co. Ltd.	5,893	1,109,587
#	Issta Lines Ltd.	16,402	450,986
# *	Kamada Ltd.	212,977	979,238
	Kardan Real Estate Enterprise & Development Ltd.	24,718	24,101
	Kenon Holdings Ltd.	76,497	2,930,736
	Kerur Holdings Ltd.	33,018	714,288
#	Klil Industries Ltd.	5,696	475,964
	Lahav L.R. Real Estate Ltd.	9,407	10,486
	Levinstein Properties Ltd.	377	9,753
	M Yochananof & Sons Ltd.	5,479	322,551
	Magic Software Enterprises Ltd.	152,541	2,371,658
#	Malam - Team Ltd.	10,222	232,342
	Matrix IT Ltd.	225,871	4,872,593
	Max Stock Ltd.	7,391	10,562
#	Maytronics Ltd.	165,369	1,783,096
#	Mediterranean Towers Ltd.	434,044	1,252,438
	Mega Or Holdings Ltd.	85,860	2,496,386
*	Mehadrin Ltd.	1,666	67,111
# *	Meitav Investment House Ltd.	132,413	463,683
*	Menora Mivtachim Holdings Ltd.	186,995	3,810,425
	Meshulam Levinstein Contracting & Engineering Ltd.	310	28,849
	Migdal Insurance & Financial Holdings Ltd.	2,008,915	2,409,658
	Mivtach Shamir Holdings Ltd.	30,255	720,232
	Mizrahi Tefahot Bank Ltd.	1	39
# *	Naphtha Israel Petroleum Corp. Ltd.	244,337	1,265,600
	Nawi Brothers Ltd.	68,328	494,499
*	Neto Malinda Trading Ltd.	4,663	157,004
	Neto ME Holdings Ltd.	12,167	511,310

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Novolog Ltd.	200,415	$165,538
*	NR Spuntech Industries Ltd.	76,176	84,034
	Oil Refineries Ltd.	12,221,338	4,551,410
	One Software Technologies Ltd.	48,820	675,836
*	OPC Energy Ltd.	76,073	935,331
	Palram Industries 1990 Ltd.	1,112	10,889
*	Partner Communications Co. Ltd.	859,128	6,476,302
*	Paz Oil Co. Ltd.	61,942	7,399,803
*	Perion Network Ltd.	101,332	2,324,408
	Plasson Industries Ltd.	21,191	1,032,914
#	Prashkovsky Investments & Construction Ltd.	10,063	241,651
# *	Priortech Ltd.	9,623	176,966
#	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	52,258	3,624,016
	Retailors Ltd.	1,167	22,445
	Scope Metals Group Ltd.	47,147	2,115,682
	Summit Real Estate Holdings Ltd.	222,691	3,103,033
	Suny Cellular Communication Ltd.	312,529	156,505
	Tadiran Group Ltd.	16,763	2,271,424
# Ω	Tamar Petroleum Ltd.	38,322	118,218
	Tel Aviv Stock Exchange Ltd.	21,464	126,490
*	Tera Light Ltd.	86,179	143,301
#	Tiv Taam Holdings 1 Ltd.	39,749	83,571
# *	Victory Supermarket Chain Ltd.	5,213	66,156
	YH Dimri Construction & Development Ltd.	18,253	1,109,772

TOTAL ISRAEL			162,740,149

ITALY — (8.4%)
	A2A SpA	10,137,181	11,240,491
	ACEA SpA	380,238	4,791,188
# *	Aeffe SpA	177,250	218,988
Ω	Anima Holding SpA	1,967,662	6,094,177
	Aquafil SpA	83,333	453,493
	Arnoldo Mondadori Editore SpA	1,122,764	1,891,862
	Ascopiave SpA	477,634	1,130,029
*	Autogrill SpA	102,824	642,726
	Autostrade Meridionali SpA	3,917	143,171
#	Avio SpA	110,432	1,233,182
	Azimut Holding SpA	813,168	13,093,679
#	Banca Generali SpA	462,600	13,828,812
	Banca IFIS SpA	251,013	2,963,938
	Banca Mediolanum SpA	891,514	6,670,224
	Banca Popolare di Sondrio SPA	3,275,345	11,748,855
	Banca Profilo SpA	1,711,765	326,502
Ω	Banca Sistema SpA	414,926	608,336
	Banco BPM SpA	10,252,032	31,017,683
	Banco di Desio e della Brianza SpA	241,954	674,121
	Be Shaping The Future SpA	473,718	1,610,384
Ω	BFF Bank SpA	706,708	4,985,522
	Biesse SpA	11,036	132,918
	BPER Banca	7,525,929	13,925,204
	Brembo SpA	860,785	8,998,978
	Brunello Cucinelli SpA	248,717	14,417,102
	Buzzi Unicem SpA	651,090	10,806,005
	Cairo Communication SpA	601,468	977,634
Ω	Carel Industries SpA	37,717	821,505
	Cementir Holding NV	361,114	2,101,822
# *	CIR SpA-Compagnie Industriali	2,423,159	1,023,043
	Credito Emiliano SpA	616,798	3,657,014
*	d’Amico International Shipping SA	2,548,506	732,669

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Danieli & C Officine Meccaniche SpA	98,559	$1,353,759
#	Danieli & C Officine Meccaniche SpA	104,538	2,133,675
	Datalogic SpA	16,509	125,625
	De’ Longhi SpA	398,689	6,878,891
	DeA Capital SpA	697,876	740,883
#	Digital Bros SpA	37,586	885,730
Ω	doValue SpA	80,786	465,287
	Elica SpA	166,709	442,901
	Emak SpA	565,182	603,745
Ω	Enav SpA	335,472	1,297,282
	ERG SpA	352,598	11,059,880
	Esprinet SpA	227,113	1,512,873
*	Eurotech SpA	207,209	640,776
#	Fila SpA	145,425	991,417
# *	Fincantieri SpA	3,504,948	1,781,985
# *††	Finmatica SpA	5,960	0
*	FNM SpA	1,412,345	642,066
	Gefran SpA	35,925	301,444
# *	Geox SpA	356,231	283,803
	GPI SpA	16,644	212,002
	Gruppo MutuiOnline SpA	172,390	3,812,891
#*Ω	GVS SpA	11,552	59,267
	Hera SpA	5,590,996	13,321,559
	IMMSI SpA	1,372,199	538,477
	Interpump Group SpA	116,858	4,524,214
	Iren SpA	4,667,503	6,936,290
	Italgas SpA	3,535,826	18,217,452
	Italmobiliare SpA	77,432	1,979,415
*	Iveco Group NV	87,854	474,734
	IVS Group SA	140,888	533,297
*	Juventus Football Club SpA	782,303	213,584
# *	KME Group SpA	1,885,608	1,040,426
	Leonardo SpA	2,965,480	23,824,938
	LU-VE SpA	5,064	103,620
#	Maire Tecnimont SpA	1,261,206	3,913,271
# * ††	Mariella Burani Fashion Group SpA	22,744	0
	MFE-MediaForEurope NV, Class A	7,493,411	2,628,718
#	MFE-MediaForEurope NV, Class A	3,057,306	1,526,952
*	Newlat Food SpA	22,549	101,570
	Openjobmetis SpA agenzia per il lavoro	63,079	487,161
	Orsero SpA	19,188	274,640
#Ω	OVS SpA	1,486,934	2,775,899
	Pharmanutra SpA	4,175	279,789
	Piaggio & CSpA	1,327,755	3,411,196
Ω	Pirelli & C SpA	2,538,628	9,575,853
#	Prima Industrie SpA	33,228	810,470
Ω	RAI Way SpA	618,828	2,964,485
	Reply SpA	147,173	16,008,528
	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	642,770
	Sabaf SpA	63,964	1,182,054
#	SAES Getters SpA	900	19,401
*	Safilo Group SpA	220,553	311,262
#	Salvatore Ferragamo SpA	173,061	2,543,833
	Sanlorenzo SpA/Ameglia	2,695	86,449
*	Saras SpA	4,182,418	5,054,873
	Sesa SpA	57,481	6,224,992
# *	Sogefi SpA	342,301	278,776
	SOL SpA	225,916	4,063,829
*	Spaxs SpA	218,758	1,487,727

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Tamburi Investment Partners SpA	858,326	$6,035,504
Ω	Technogym SpA	848,966	5,836,646
# *	Telecom Italia SpA	6,393,165	1,250,770
# *	Tesmec SpA	313,747	40,196
	Tinexta SpA	138,460	2,787,419
# *	Tiscali SpA	25,776	21,240
*	TXT e-solutions SpA	73,775	893,972
#Ω	Unieuro SpA	145,452	1,569,806
	Unipol Gruppo SpA	3,175,802	13,668,138
	UnipolSai Assicurazioni SpA	42,994	96,942
#	Webuild SpA	1,307,308	1,778,969
#	Zignago Vetro SpA	187,606	2,361,961

TOTAL ITALY			383,891,506

NETHERLANDS — (5.6%)
	Aalberts NV	686,131	23,803,028
	Acomo NV	40,189	751,005
*	AFC Ajax NV	13,955	158,763
* Ω	Alfen Beheer BV	64,588	6,851,410
	AMG Advanced Metallurgical Group NV	214,731	6,708,819
	APERAM SA	322,482	8,420,437
	Arcadis NV	533,103	18,091,946
	ASR Nederland NV	672,922	29,630,688
*	Avantium NV	12,128	39,801
Ω	B&S Group Sarl	10,048	52,604
#*Ω	Basic-Fit NV	294,493	7,417,087
	BE Semiconductor Industries NV	405,420	20,662,135
	Beter Bed Holding NV	27,380	79,735
	Brunel International NV	155,477	1,432,142
	Corbion NV	390,957	10,410,850
Ω	CTP NV	5,742	59,556
# Ω	Flow Traders	226,947	5,460,660
	ForFarmers NV	214,677	581,933
*	Fugro NV	567,199	7,367,443
	Heijmans NV	167,350	1,695,790
* Ω	Intertrust NV	472,154	9,314,137
	Kendrion NV	96,304	1,392,853
*	Koninklijke BAM Groep NV	1,821,442	3,975,151
	Koninklijke Vopak NV	305,260	6,237,071
* Ω	Lucas Bols NV	24,022	237,146
	Nedap NV	33,400	1,796,594
#	OCI NV	554,235	21,198,317
	Ordina NV	637,656	2,449,766
# *	Pharming Group NV	1,219,229	1,261,398
#	PostNL NV	3,721,701	5,827,026
	SBM Offshore NV	1,043,174	14,117,707
#	SIF Holding NV	34,182	350,378
Ω	Signify NV	711,679	19,717,182
	Sligro Food Group NV	143,176	2,077,046
# *††	SRH NV	705,718	0
	TKH Group NV	271,678	9,607,139
# *	TomTom NV	465,526	3,639,043
	Van Lanschot Kempen NV	158,577	3,422,382
*	Vivoryon Therapeutics NV	5,400	43,783

TOTAL NETHERLANDS			256,339,951

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (2.4%)
	2020 Bulkers Ltd.	65,237	$490,937
	ABG Sundal Collier Holding ASA	2,506,062	1,329,800
	AF Gruppen ASA	877	12,703
# *	Akastor ASA	787,389	772,955
*	Aker BioMarine ASA	10,134	41,659
*	Aker Carbon Capture ASA	136,636	153,760
	Aker Solutions ASA	1,516,028	5,788,269
	AMSC ASA	255,057	929,361
*	ArcticZymes Technologies ASA	77,341	498,295
*	Asetek AS	19,672	34,798
	Atea ASA	370,118	4,118,491
# *	Atlantic Sapphire ASA	67,633	42,982
	Austevoll Seafood ASA	11,018	81,644
Ω	Avance Gas Holding Ltd.	19,594	112,605
# *	Axactor ASA	839,168	483,447
	B2Holding ASA	1,258,346	948,916
	Belships ASA	332,823	465,483
*	Bergenbio ASA	51,404	36,347
	Bonheur ASA	144,049	4,098,598
# *	Borr Drilling Ltd.	158,072	769,081
	Borregaard ASA	472,245	6,349,480
	Bouvet ASA	66,121	349,724
*	BW Energy Ltd.	352,705	888,750
Ω	BW LPG Ltd.	648,398	5,246,013
	BW Offshore Ltd.	753,331	1,914,129
*	Cadeler AS	63,427	203,302
*	Cloudberry Clean Energy ASA	19,690	24,461
#*Ω	Crayon Group Holding ASA	169,173	1,402,546
#	DNO ASA	3,131,136	4,072,772
	Elopak ASA	6,452	14,517
Ω	Europris ASA	1,169,092	6,960,964
	FLEX LNG Ltd.	217,647	6,760,350
#	Frontline Ltd.	475,587	5,943,530
	Grieg Seafood ASA	350,555	2,427,597
	Hafnia Ltd.	262,985	1,354,340
# *	Hexagon Composites ASA	714,855	1,642,480
	Hunter Group ASA	384,083	80,102
# *	IDEX Biometrics ASA	594,228	48,169
# *	Kahoot! ASA	318,608	679,336
# Ω	Kid ASA	35,988	270,034
#	Kitron ASA	515,690	1,155,537
Ω	Klaveness Combination Carriers ASA	2,957	18,215
*	Komplett Bank ASA	33,724	16,500
*	Kongsberg Automotive ASA	4,586,574	1,204,549
*	LINK Mobility Group Holding ASA	51,820	40,235
*	Magnora ASA	118,220	256,964
	Medistim ASA	2,163	50,243
	MPC Container Ships ASA	1,639,898	2,586,935
Ω	Multiconsult ASA	2,534	30,319
# *	Nordic Nanovector ASA	376,386	46,687
*Ω	Norske Skog ASA	249,340	1,537,001
*	Northern Ocean Ltd.	60,674	65,681
*	Norway Royal Salmon ASA	93,951	1,194,433
*	Norwegian Air Shuttle ASA	751,099	601,448
*	Norwegian Energy Co. ASA	15,882	587,309
*	NRC Group ASA	38,228	64,819
*	Odfjell Drilling Ltd.	645,965	1,688,122
	Odfjell SE, Class A	140,676	926,158
*	Odfjell Technology Ltd.	97,767	213,846
	OKEA ASA	66,689	271,728

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
Ω	Okeanis Eco Tankers Corp.	16,989	$276,134
	Olav Thon Eiendomsselskap ASA	72,175	1,208,947
	Otello Corp. ASA	27,272	21,935
*	Panoro Energy ASA	33,298	108,831
	Pareto Bank ASA	47,843	216,457
# *	PGS ASA	3,070,778	1,978,929
*	PhotoCure ASA	18,163	160,971
#* Ω	poLight ASA	4,600	10,122
# *	Prosafe SE	6,125	107,813
	Protector Forsikring ASA	438,078	5,215,857
*	Q-Free ASA	32,883	19,275
# *	REC Silicon ASA	1,976,404	3,797,197
# Ω	Scatec ASA	113,961	807,259
*	SD Standard ETC PLC	271,994	52,503
	Selvaag Bolig ASA	325,020	1,051,718
* Ω	Shelf Drilling Ltd.	124,843	269,354
*	Siem Offshore, Inc.	10,249	12,390
*	Solstad Offshore ASA	29,716	74,173
	Sparebank 1 Oestlandet	25,056	270,898
	SpareBank 1 Sorost-Norge	1,788	8,871
	Stolt-Nielsen Ltd.	192,640	4,620,246
	TGS ASA	188,751	2,569,808
	Treasure ASA	316,195	504,172
# *	Ultimovacs ASA	24,075	181,751
	Veidekke ASA	640,408	5,326,615
*	Volue ASA	168	437
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,589,155
Ω	XXL ASA	1,327,985	577,652

TOTAL NORWAY			111,438,926

PORTUGAL — (1.0%)
	Altri SGPS SA	520,559	2,896,725
#	Banco Comercial Portugues SA, Class R	57,721,798	8,223,912
* ††	Banco Espirito Santo SA	4,777,921	0
	Corticeira Amorim SGPS SA	116,151	1,122,361
#	CTT-Correios de Portugal SA	698,830	2,157,086
*	Greenvolt-Energias Renovaveis SA	125,818	966,452
#	Ibersol SGPS SA	52,494	306,333
#	Mota-Engil SGPS SA	641,747	768,983
	Navigator Co. SA	1,800,273	6,858,770
#	NOS SGPS SA	1,562,222	6,118,871
#	Novabase SGPS SA	72,649	301,254
#	REN - Redes Energeticas Nacionais SGPS SA	2,950,023	7,635,306
	Sonae SGPS SA	6,829,681	6,559,184

TOTAL PORTUGAL			43,915,237

SPAIN — (5.7%)
	Acerinox SA	1,095,358	9,599,762
# * ††	Adveo Group International SA	84,445	0
Ω	Aedas Homes SA	27,692	363,666
	Alantra Partners SA	70,997	903,781
	Almirall SA	475,919	4,434,360
# *	Amper SA	6,893,962	1,018,421
	Applus Services SA	925,350	5,464,230
	Atresmedia Corp. de Medios de Comunicacion SA	574,350	1,657,505
	Azkoyen SA	67,253	405,342
	Banco de Sabadell SA	36,362,876	28,610,453
	Bankinter SA	4,326,671	26,171,851

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SPAIN — (Continued)
# * ††	Caja de Ahorros del Mediterraneo	116,412	$0
	Cia de Distribucion Integral Logista Holdings SA	429,838	8,889,682
	CIE Automotive SA	376,909	9,601,073
	Construcciones y Auxiliar de Ferrocarriles SA	129,981	3,393,626
# *	Deoleo SA	37,749	8,893
*	Distribuidora Internacional de Alimentacion SA	3,729,910	45,298
#	Ebro Foods SA	526,136	8,204,123
*	eDreams ODIGEO SA	427,530	1,768,463
	Elecnor SA	200,108	1,998,253
#	Enagas SA	1,457,648	23,663,312
	Ence Energia y Celulosa SA	1,042,979	3,572,054
	Ercros SA	643,000	2,064,341
	Faes Farma SA	2,130,572	8,041,813
#	Fluidra SA	367,354	4,988,981
	Fomento de Construcciones y Contratas SA	381,903	3,181,584
Ω	Gestamp Automocion SA	762,851	2,686,219
Ω	Global Dominion Access SA	695,411	2,552,065
*	Grenergy Renovables SA	9,966	307,422
	Grupo Catalana Occidente SA	270,353	7,342,557
#	Grupo Empresarial San Jose SA	151,317	550,324
	Iberpapel Gestion SA	47,911	634,292
	Indra Sistemas SA	928,400	8,303,301
	Laboratorio Reig Jofre SA	14,851	34,969
	Laboratorios Farmaceuticos Rovi SA	125,881	5,725,346
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,862,215	3,619,793
#	Mapfre SA	3,059,999	5,248,481
*	Melia Hotels International SA	762,631	3,545,684
# Ω	Metrovacesa SA	25,204	178,310
	Miquel y Costas & Miquel SA	193,707	2,053,323
Ω	Neinor Homes SA	90,425	722,917
# *	Obrascon Huarte Lain SA	1,665,246	707,653
# *	Oryzon Genomics SA	35,547	74,694
	Pharma Mar SA	37,278	2,233,623
	Prim SA	40,283	441,439
*	Promotora de Informaciones SA, Class A	1,330,083	439,889
# Ω	Prosegur Cash SA	445,278	268,313
	Prosegur Cia de Seguridad SA	1,211,235	2,255,613
*	Realia Business SA	1,667,905	1,665,269
	Renta 4 Banco SA	442	4,089
#	Sacyr SA	2,967,489	7,279,618
*	Solaria Energia y Medio Ambiente SA	519,113	8,210,355
*	Soltec Power Holdings SA	28,469	119,915
# Ω	Talgo SA	598,613	1,661,052
# *	Tecnicas Reunidas SA	188,993	1,348,926
*	Tubacex SA	738,150	1,621,059
# *	Tubos Reunidos SA	34,204	7,511
Ω	Unicaja Banco SA	7,996,906	7,089,166
	Vidrala SA	123,392	9,432,195
	Viscofan SA	271,401	16,161,112
	Vocento SA	352,577	215,618

TOTAL SPAIN			262,792,979

SWEDEN — (5.9%)
Ω	AcadeMedia AB	448,737	1,920,422
	AddLife AB, Class B	23,039	215,377
	AddNode Group AB, Class B	432,724	3,764,682
	AFRY AB	286,051	3,841,317
# Ω	Alimak Group AB	245,042	1,536,415
	Alligo AB, Class B	137,415	1,015,741

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
Ω	Ambea AB	196,916	$696,532
*	Annehem Fastigheter AB, Class B	142,899	278,897
	AQ Group AB	1,510	38,758
*	Arise AB	102,189	455,946
	Arjo AB, Class B	1,033,502	4,122,623
	Atrium Ljungberg AB, Class B	206,092	2,756,293
#* Ω	Attendo AB	690,203	1,424,827
	Balco Group AB	979	4,110
	BE Group AB	3,385	21,031
	Beijer Alma AB	304,748	4,260,838
	Beijer Electronics Group AB	93,898	778,220
	Bergman & Beving AB	207,826	1,707,771
	Bergs Timber AB, Class B	6,227	16,965
	Besqab AB	21,962	197,024
	Betsson AB, Class B	893,660	6,498,898
# *	Better Collective AS	79,678	1,035,835
*	BHG Group AB	351,076	588,330
	Bilia AB, Class A	588,495	6,233,477
	BioGaia AB, Class B	73,000	578,494
*	BioInvent International AB	39,595	141,305
	Biotage AB	377,166	6,190,580
	Bjorn Borg AB	13,009	32,629
	Bonava AB, Class B	801,220	2,343,526
#* Ω	Boozt AB	212,829	1,552,100
Ω	Bravida Holding AB	671,431	6,290,583
	Bufab AB	233,559	4,414,225
#	Bulten AB	115,761	651,854
	Bure Equity AB	324,485	6,261,924
	Byggmax Group AB	525,366	2,198,686
	Catella AB	89,746	322,396
	Catena AB	166,530	5,655,836
# *	Catena Media PLC	330,046	850,347
*	Cavotec SA	79,682	119,075
	Cellavision AB	38,088	714,219
	Cibus Nordic Real Estate AB	13,536	184,893
	Clas Ohlson AB, Class B	278,624	1,860,677
	Cloetta AB, Class B	1,961,165	3,584,894
*	Collector Bank AB	288,079	704,204
	Concentric AB	343,567	5,691,095
Ω	Coor Service Management Holding AB	406,687	2,160,720
	Corem Property Group AB, Class B	3,839,342	2,389,988
	Dedicare AB, Class B	4,184	44,074
	Dios Fastigheter AB	782,055	5,135,570
Ω	Dometic Group AB	27,906	159,775
*	Doro AB	127,096	184,314
*	Duni AB	217,519	1,463,803
# Ω	Dustin Group AB	511,987	2,130,291
	Eastnine AB	126,421	1,170,988
	Elanders AB, Class B	73,298	999,937
	Electrolux Professional AB, Class B	463,954	1,751,584
* Ω	Eltel AB	206,068	138,044
# *	Enea AB	104,284	744,008
#	Eolus Vind AB, Class B	37,209	442,833
	eWork Group AB	38,130	405,894
	Fagerhult AB	300,931	1,199,509
#	FastPartner AB, Class A	19,405	118,563
	FastPartner AB, Class D	35	200
#	Fenix Outdoor International AG	19,605	1,594,531
# *	Fingerprint Cards AB, Class B	414,711	196,158

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#	G5 Entertainment AB	42,727	$701,241
	GARO AB	23,361	235,535
	Granges AB	830,363	5,611,350
	Hanza AB	30,446	132,360
#	Heba Fastighets AB, Class B	269,814	770,578
	Hexatronic Group AB	352,315	4,767,930
	HMS Networks AB	129,149	3,322,807
* Ω	Hoist Finance AB	379,338	871,076
*	Humana AB	135,681	516,549
*	IAR Systems Group AB	1,213	14,194
*	Immunovia AB	8,077	25,550
#	Instalco AB	501,901	2,013,287
*	International Petroleum Corp.	409,767	4,060,430
	Inwido AB	455,135	4,088,487
	JM AB	431,178	6,492,204
# *	John Mattson Fastighetsforetagen AB	8,700	54,948
*	Karnov Group AB	83,905	447,323
# *	K-fast Holding AB	9,734	20,000
	Kindred Group PLC, SDR	271,612	2,356,188
	KNOW IT AB	177,051	3,523,824
#	Lagercrantz Group AB, Class B	1,069,709	9,163,188
	Lime Technologies AB	15,348	280,396
	Lindab International AB	627,739	6,677,353
	Loomis AB	388,741	10,884,173
*	Maha Energy AB	148,058	163,721
*	Medcap AB	6,064	114,828
	MEKO AB	299,806	2,833,121
*	Midsona AB, Class B	8,545	6,339
#	MIPS AB	61,750	1,997,126
	Modern Times Group MTG AB, Class B	604,885	4,534,744
*	Momentum Group AB	137,415	731,800
Ω	Munters Group AB	198,554	1,549,087
	Mycronic AB	436,033	6,843,129
#	NCAB Group AB	85,408	372,318
	NCC AB, Class B	428,640	3,571,620
	Nederman Holding AB	33,980	464,627
*	Net Insight AB, Class B	2,560,497	1,353,071
	New Wave Group AB, Class B	426,925	5,933,551
	Nilorngruppen AB, Class B	7,191	48,995
	Nobia AB	832,268	1,385,944
	Nolato AB, Class B	1,479,720	6,241,219
	Nordic Paper Holding AB	14,413	38,716
	Nordic Waterproofing Holding AB	83,900	1,085,160
*	Note AB	56,156	811,284
#	NP3 Fastigheter AB	178,739	2,840,196
	Nyfosa AB	1,209,815	7,229,996
	OEM International AB, Class B	296,140	1,477,365
#	Orron Energy AB	283,199	587,484
*	Ovzon AB	1,938	7,007
	Peab AB, Class B	40,736	211,364
	Platzer Fastigheter Holding AB, Class B	250,352	1,551,829
	Prevas AB, Class B	8,542	89,315
	Pricer AB, Class B	892,974	1,543,393
	Proact IT Group AB	191,163	1,548,031
	Profilgruppen AB, Class B	287	2,545
	Ratos AB, Class B	1,560,795	5,842,186
*	RaySearch Laboratories AB	160,684	835,305
	Rejlers AB	948	11,126
Ω	Resurs Holding AB	932,730	2,026,789

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#	Rottneros AB	672,020	$780,164
*	Scandi Standard AB	397,762	1,825,845
* Ω	Scandic Hotels Group AB	978,372	3,102,641
*	Sdiptech AB, Class B	16,632	320,697
	Sectra AB, Class B	170,156	2,255,736
*	Sensys Gatso Group AB	3,512,360	362,877
	SkiStar AB	324,208	3,102,375
*	Solid Forsakring AB	86,686	412,825
# *	Stendorren Fastigheter AB	5,750	99,916
*	Stillfront Group AB	458,631	892,657
	Systemair AB	360,836	1,909,347
	Tethys Oil AB	125,374	773,853
	TF Bank AB	5,604	83,724
*	Tobii AB	14,796	24,487
	Troax Group AB	227,770	3,380,530
	VBG Group AB, Class B	28,343	331,103
	Vitec Software Group AB, Class B	45,648	1,674,967
	Volati AB	5,223	47,800
	XANO Industri AB, Class B	5,023	47,057

TOTAL SWEDEN			270,528,558

SWITZERLAND — (16.5%)
	Adecco Group AG	290,101	9,078,990
	Allreal Holding AG	125,251	17,941,765
	ALSO Holding AG	46,851	7,363,433
*	Aluflexpack AG	721	11,443
*	ams-OSRAM AG	1,474,621	8,346,870
	APG SGA SA	9,203	1,502,983
	Arbonia AG	345,431	4,198,510
*	Aryzta AG	6,500,102	6,663,249
#	Ascom Holding AG	200,120	1,230,522
#	Autoneum Holding AG	21,715	2,076,905
	Baloise Holding AG	98,975	13,522,175
	Banque Cantonale de Geneve	9,528	1,712,786
	Banque Cantonale du Jura SA	3,848	211,425
#	Banque Cantonale Vaudoise	119,980	10,677,685
*	Basilea Pharmaceutica AG	896	41,215
	Belimo Holding AG	65,574	26,708,771
	Bell Food Group AG	14,632	3,568,236
	Bellevue Group AG	57,974	2,011,247
	Berner Kantonalbank AG	31,172	6,865,951
	BKW AG	163,805	19,109,935
	Bossard Holding AG, Class A	46,504	9,232,864
	Bucher Industries AG	54,335	18,319,886
	Burckhardt Compression Holding AG	5,451	2,358,093
	Burkhalter Holding AG	29,873	2,327,204
	Bystronic AG	9,740	5,594,616
	Calida Holding AG	40,721	1,728,548
	Carlo Gavazzi Holding AG	3,115	818,051
	Cembra Money Bank AG	195,981	14,212,363
# *	Cicor Technologies Ltd.	15,422	649,650
	Cie Financiere Tradition SA	11,329	1,182,779
	Clariant AG	1,125,574	18,088,884
	Coltene Holding AG	27,288	2,183,016
	Comet Holding AG	19,878	3,164,532
#	COSMO Pharmaceuticals NV	9,195	536,982
	Daetwyler Holding AG	10,404	1,846,443
	DKSH Holding AG	235,948	17,021,421
	dormakaba Holding AG	24,531	7,786,524

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
# *	Dufry AG	394,700	$13,020,173
	EFG International AG	683,675	5,595,391
	Emmi AG	15,919	12,702,654
	Energiedienst Holding AG	83,637	3,425,213
# *	Evolva Holding SA	3,349,123	281,191
#	Feintool International Holding AG	46,525	933,909
*	Flughafen Zurich AG	147,702	22,913,924
	Forbo Holding AG	8,660	10,483,111
	Fundamenta Real Estate AG	3,191	49,854
Ω	Galenica AG	217,849	15,652,018
# *	GAM Holding AG	1,195,762	904,278
	Georg Fischer AG	630,511	34,920,705
#	Gurit Holding AG, Class BR	28,958	2,675,563
	Helvetia Holding AG	266,750	26,488,894
	Hiag Immobilien Holding AG	22,952	1,847,445
# *	HOCHDORF Holding AG	6,697	171,058
	Huber & Suhner AG	108,834	9,694,013
	Hypothekarbank Lenzburg AG	6	24,799
# *	Implenia AG	106,354	3,992,652
# *	Ina Invest Holding AG	29,730	582,245
	Inficon Holding AG	14,941	11,879,817
	Interroll Holding AG	5,083	10,708,261
	Intershop Holding AG	10,830	6,586,822
	Investis Holding SA	5,818	589,720
*	Jungfraubahn Holding AG	18,335	2,078,995
	Kardex Holding AG	49,726	7,604,173
	Komax Holding AG	22,553	5,293,111
#	Kudelski SA	217,692	593,540
#	Landis & Gyr Group AG	94,470	5,444,017
	LEM Holding SA	3,961	6,594,867
	Liechtensteinische Landesbank AG	64,467	3,520,140
	Luzerner Kantonalbank AG	20,239	8,344,316
Ω	Medacta Group SA	7,980	717,552
Ω	Medmix AG	143,103	2,519,214
#	Meier Tobler Group AG	45,826	1,447,452
	Metall Zug AG, Class B	1,139	2,111,151
	Mikron Holding AG	8,692	76,196
	Mobilezone Holding AG	305,439	4,844,156
	Mobimo Holding AG	63,088	14,715,792
	Novavest Real Estate AG	1,614	65,515
	OC Oerlikon Corp. AG	1,694,495	10,944,954
# *	Orascom Development Holding AG	93,520	700,611
#	Orell Fuessli AG	5,028	411,260
	Orior AG	38,352	2,673,532
	Phoenix Mecano AG	4,517	1,478,243
#	Plazza AG, Class A	6,993	2,172,449
	PSP Swiss Property AG	340,600	36,386,222
	Rieter Holding AG	23,266	1,939,266
	Romande Energie Holding SA	2,670	2,986,258
	Schaffner Holding AG	3,129	840,770
	Schweiter Technologies AG	7,284	4,879,749
	Schweizerische Nationalbank	23	97,524
* Ω	Sensirion Holding AG	32,043	2,915,344
	SFS Group AG	127,036	11,487,665
	Siegfried Holding AG	32,909	19,590,005
	SIG Group AG	80,424	1,545,996
	Softwareone Holding AG	221,469	2,492,461
	St Galler Kantonalbank AG	17,617	8,293,666
#	Stadler Rail AG	7,173	211,070

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Sulzer AG	141,392	$9,430,093
	Swiss Prime Site AG	182,651	14,738,643
*	Swiss Steel Holding AG	3,362,368	757,047
	Swissquote Group Holding SA	83,234	9,859,161
	Temenos AG	121,898	7,260,094
	Thurgauer Kantonalbank	3,152	369,918
#	Tornos Holding AG	26,632	149,478
	TX Group AG	20,220	2,809,547
	u-blox Holding AG	55,196	5,651,199
	Valiant Holding AG	111,863	10,956,697
Ω	VAT Group AG	114,674	26,180,212
	Vaudoise Assurances Holding SA	6,800	2,717,990
	Vetropack Holding AG	67,815	2,168,340
# *	Von Roll Holding AG	378,198	302,420
	Vontobel Holding AG	227,580	12,806,081
	VP Bank AG, Class A	24,056	2,087,430
	VZ Holding AG	91,061	6,279,952
*	V-ZUG Holding AG	10,820	780,856
	Walliser Kantonalbank	19,368	2,079,571
	Warteck Invest AG	56	123,069
	Ypsomed Holding AG	5,162	830,226
	Zehnder Group AG	86,886	4,679,113
	Zug Estates Holding AG, Class B	1,186	1,977,829
	Zuger Kantonalbank AG	704	5,186,165
# *	Zur Rose Group AG	4,404	118,977

TOTAL SWITZERLAND			754,337,002

UNITED STATES — (0.3%)
#	ADTRAN Holdings, Inc.	325,096	7,361,404
	Noble Corp. PLC	154,390	5,487,656

TOTAL UNITED STATES			12,849,060

TOTAL COMMON STOCKS			4,279,782,528

PREFERRED STOCKS — (0.7%)

GERMANY — (0.7%)
	Draegerwerk AG & Co. KGaA	65,509	2,635,900
	Fuchs Petrolub SE	417,973	11,970,344
	Jungheinrich AG	355,303	8,829,655
	Sixt SE	119,957	6,986,943
	STO SE & Co. KGaA	16,969	2,185,756
	Villeroy & Boch AGSeries A	41,086	686,153

TOTAL GERMANY			33,294,751

RIGHTS/WARRANTS — (0.0%)

AUSTRIA — (0.0%)
* ††	CA Immobilien Anlagen AG Rights 07/26/22	497,492	0
*	S Immo AG 8/11/23	346,922	0

ITALY — (0.0%)
# *	Webuild SpA Warrants 08/02/30	116,038	0

TOTAL RIGHTS/WARRANTS			0

TOTAL INVESTMENT SECURITIES (Cost $4,398,989,975)			4,313,077,279

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (5.6%)
@ §	The DFA Short Term Investment Fund.	22,188,427	$256,520,399

TOTAL INVESTMENTS — (100.0%) (Cost $4,655,611,905)			$4,569,597,678

ADR	American Depositary Receipt
BAM	Build America Mutual
SA	Special Assessment

»	Securities that have been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Austria	$376,173	$141,188,397	—		$141,564,570
Belgium	792,151	199,421,943	—		200,214,094
Denmark	—	284,839,811	—		284,839,811
Finland	—	241,247,565	—		241,247,565
France	127,704	474,099,006	$34,930		474,261,640
Germany	—	611,161,049	—		611,161,049
Ireland	—	67,660,431	—		67,660,431
Israel	585,758	162,154,391	—		162,740,149
Italy	—	383,891,506	—		383,891,506
Netherlands	—	256,339,951	—		256,339,951
Norway	239,412	111,199,514	—		111,438,926
Portugal	—	43,915,237	—		43,915,237
Spain	—	262,792,979	—		262,792,979
Sweden	704,204	269,824,354	—		270,528,558
Switzerland	—	754,337,002	—		754,337,002
United States	5,487,656	7,361,404	—		12,849,060
Preferred Stocks
Germany	—	33,294,751	—		33,294,751
Securities Lending Collateral	—	256,520,399	—		256,520,399

TOTAL	$8,313,058	$4,561,249,690	$34,930	^	$4,569,597,678

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (96.1%)
BRAZIL — (4.5%)
	Ambev SA, ADR	1,642,569	$4,993,410
	Americanas SA	90,148	271,203
	Atacadao SA	384,789	1,449,617
	B3 SA - Brasil Bolsa Balcao	2,392,171	6,965,105
	Banco Bradesco SA	755,221	2,432,848
	Banco BTG Pactual SA	518,104	2,902,706
	Banco do Brasil SA	396,250	2,839,836
	Banco Santander Brasil SA	214,624	1,237,344
	BB Seguridade Participacoes SA	353,143	2,029,778
	Braskem SA, Sponsored ADR, Class A	57,171	739,221
*	BRF SA	873,661	2,124,321
	Caixa Seguridade Participacoes S/A	242,195	413,544
	CCR SA	1,407,986	3,532,572
	Centrais Eletricas Brasileiras SA	244,933	2,362,320
	Cia de Saneamento Basico do Estado de Sao Paulo	163,344	1,900,489
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	40,965	473,555
	Cia Energetica de Minas Gerais	215,832	722,435
	Cia Paranaense de Energia	114,600	155,521
#	Cia Paranaense de Energia, Sponsored ADR	17,400	123,018
	Cia Paranaense de Energia	39,800	283,466
#	Cia Siderurgica Nacional SA, Sponsored ADR	545,056	1,313,585
	Cia Siderurgica Nacional SA	517,465	1,230,175
	Cosan SA	477,300	1,557,889
	CPFL Energia SA	123,300	845,472
	Energisa SA	228,135	2,141,567
*	Eneva SA	273,981	752,115
	Engie Brasil Energia SA	116,476	906,914
	Equatorial Energia SA	966,386	5,618,153
	Gerdau SA, Sponsored ADR	905,703	4,510,401
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	53,656	49,859
Ω	Hapvida Participacoes e Investimentos SA	2,559,330	3,864,636
	Hypera SA	368,936	3,629,008
	Itau Unibanco Holding SA	217,203	1,068,880
	JBS SA	926,800	4,478,352
	Klabin SA	1,174,814	4,917,138
	Localiza Rent a Car SA	229,414	3,132,875
	Localiza Rent a Car SA	703	9,600
	Lojas Renner SA	659,267	3,943,733
*	Magazine Luiza SA	1,501,902	1,299,681
	Natura & Co. Holding SA	928,510	2,687,295
	Neoenergia SA	95,100	305,432
*	Petro Rio SA	567,905	3,890,845
	Petroleo Brasileiro SA, Sponsored ADR	511,889	5,891,842
	Petroleo Brasileiro SA, Sponsored ADR	227,883	2,921,460
	Petroleo Brasileiro SA	2,733,556	17,601,021
	Porto Seguro SA	149,774	673,845
	Raia Drogasil SA	443,885	2,260,888
Ω	Rede D’Or Sao Luiz SA	63,700	396,715
	Rumo SA	661,006	2,833,157
	Sendas Distribuidora SA	848,688	3,256,412
	Suzano SA	519,807	5,353,544
#	Suzano SA, Sponsored ADR	10,979	112,973
	Telefonica Brasil SA	248,062	1,983,824
	TIM SA	1,144,280	2,924,111
	TOTVS SA	323,491	2,076,655
	Ultrapar Participacoes SA	204,563	531,060
#	Vale SA, Sponsored ADR	332,416	4,301,470

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Vale SA	2,364,713	$30,731,421
	Vibra Energia SA	979,605	3,460,999
	WEG SA	591,966	4,616,086

TOTAL BRAZIL			182,033,397

CHILE — (0.5%)
	Banco de Chile, ADR	105,420	1,896,511
	Banco de Credito e Inversiones SA	44,204	1,231,647
#	Banco Santander Chile, ADR	78,503	1,132,798
	Banco Santander Chile	557,071	19,973
	CAP SA	63,313	338,452
	Cencosud SA	2,002,798	2,692,444
	Cencosud Shopping SA	333,351	364,292
	Cia Cervecerias Unidas SA	25,688	140,998
	Cia Cervecerias Unidas SA, Sponsored ADR	22,534	243,593
	Cia Sud Americana de Vapores SA	15,213,678	1,056,590
	Embotelladora Andina SA, ADR, Class B	15,787	162,606
	Empresa Nacional de Telecomunicaciones SA	23,075	71,973
	Empresas CMPC SA	935,741	1,485,003
	Empresas COPEC SA	227,255	1,566,746
	Enel Americas SA	643,354	63,747
	Enel Chile SA	887,163	31,223
	Falabella SA	330,135	644,786
	Itau CorpBanca Chile SA	31,276,064	60,961
	Plaza SA	176,521	152,895
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	89,320	8,367,498

TOTAL CHILE			21,724,736

CHINA — (23.4%)
	360 Security Technology, Inc., Class A	409,600	397,930
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	189,863	377,847
	ADAMA Ltd., Class A	58,600	68,543
	Addsino Co. Ltd., Class A	92,500	132,925
	AECC Aero-Engine Control Co. Ltd., Class A	68,057	280,360
	AECC Aviation Power Co. Ltd., Class A	79,700	532,985
	Agile Group Holdings Ltd.	1,094,000	208,080
	Agricultural Bank of China Ltd., Class H	14,534,000	4,148,487
	Aier Eye Hospital Group Co. Ltd., Class A	293,917	997,426
*	Air China Ltd., Class H	1,158,000	805,894
*	Alibaba Group Holding Ltd., Sponsored ADR	835,875	53,144,932
*	Alibaba Group Holding Ltd.	714,100	5,552,061
*	Alibaba Health Information Technology Ltd.	2,566,000	1,085,942
	All Winner Technology Co. Ltd., Class A	18,600	49,853
	Aluminum Corp. of China Ltd., Class H	7,864,000	2,241,882
*	Amlogic Shanghai Co. Ltd., Class A	30,504	239,856
	Angel Yeast Co. Ltd., Class A	49,300	245,172
	Anhui Conch Cement Co. Ltd., Class H	1,881,000	4,841,566
	Anhui Guangxin Agrochemical Co. Ltd., Class A	61,420	249,702
	Anhui Gujing Distillery Co. Ltd., Class A	11,716	317,242
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	68,664	321,216
	Anhui Jinhe Industrial Co. Ltd., Class A	65,100	293,400
	Anhui Kouzi Distillery Co. Ltd., Class A	71,000	394,381
	Anhui Yingjia Distillery Co. Ltd., Class A	38,000	245,682
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	106,800	214,741
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	2,493	76,192
	Anjoy Foods Group Co. Ltd., Class A	14,400	265,521
	Anker Innovations Technology Co. Ltd., Class A	19,400	143,966
	ANTA Sports Products Ltd.	612,400	5,383,986

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Apeloa Pharmaceutical Co. Ltd., Class A	136,420	$389,076
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	47,574	166,018
	Asymchem Laboratories Tianjin Co. Ltd., Class A	17,770	346,889
	Avary Holding Shenzhen Co. Ltd., Class A	140,276	573,198
	AVIC Industry-Finance Holdings Co. Ltd., Class A	327,700	136,243
	AVICOPTER PLC, Class A	22,704	136,849
	Bafang Electric Suzhou Co. Ltd., Class A	7,500	119,794
*	Baidu, Inc., Sponsored ADR	25,812	1,976,425
*	Baidu, Inc., Class A	1,268,100	12,157,268
	Bank of Beijing Co. Ltd., Class A	697,408	386,268
	Bank of Changsha Co. Ltd., Class A	629,584	556,129
	Bank of Chengdu Co. Ltd., Class A	190,950	356,688
	Bank of China Ltd., Class H	43,912,181	14,143,111
	Bank of Communications Co. Ltd., Class H	5,656,515	2,759,920
	Bank of Guiyang Co. Ltd., Class A	572,423	408,876
	Bank of Hangzhou Co. Ltd., Class A	242,404	402,184
	Bank of Jiangsu Co. Ltd., Class A	742,270	704,478
	Bank of Nanjing Co. Ltd., Class A	454,780	643,900
	Bank of Ningbo Co. Ltd., Class A	317,342	1,035,747
	Bank of Shanghai Co. Ltd., Class A	458,383	350,741
	Bank of Suzhou Co. Ltd., Class A	415,260	391,139
	Baoshan Iron & Steel Co. Ltd., Class A	1,014,500	669,898
*	BeiGene Ltd.	255,700	3,297,117
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	24,020	171,215
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	818,160	309,700
*	Beijing Compass Technology Development Co. Ltd., Class A	27,300	166,173
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	202,052	254,080
	Beijing Dahao Technology Corp. Ltd., Class A	26,100	57,988
	Beijing Easpring Material Technology Co. Ltd., Class A	24,700	200,684
	Beijing Enlight Media Co. Ltd., Class A	258,706	238,939
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	88,140	113,028
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	6,116	222,195
	Beijing Jingyuntong Technology Co. Ltd., Class A	100,200	99,016
	Beijing Kingsoft Office Software, Inc., Class A	7,538	301,106
	Beijing New Building Materials PLC, Class A	130,703	355,842
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	132,362	445,473
	Beijing Originwater Technology Co. Ltd., Class A	461,047	297,662
	Beijing Roborock Technology Co. Ltd., Class A	6,593	213,111
	Beijing Shiji Information Technology Co. Ltd., Class A	93,560	162,436
	Beijing Shougang Co. Ltd., Class A	257,300	120,482
	Beijing Shunxin Agriculture Co. Ltd., Class A	48,400	136,022
	Beijing Sinnet Technology Co. Ltd., Class A	116,888	138,881
	Beijing Tiantan Biological Products Corp. Ltd., Class A	77,216	219,596
	Beijing Tongrentang Co. Ltd., Class A	36,400	243,529
	Beijing United Information Technology Co. Ltd., Class A	20,155	342,883
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	23,700	407,705
	Beijing Yanjing Brewery Co. Ltd., Class A	126,900	148,468
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	17,400	273,218
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	82,575	145,498
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,062,900	650,401
	Bethel Automotive Safety Systems Co. Ltd., Class A	9,700	116,026
	Betta Pharmaceuticals Co. Ltd., Class A	24,206	151,500
	BGI Genomics Co. Ltd., Class A	34,100	258,915
*	Bilibili, Inc., Class Z	84,420	752,300
	Bloomage Biotechnology Corp. Ltd., Class A	6,559	95,658
	BOC International China Co. Ltd., Class A	89,700	130,073
	BOE Technology Group Co. Ltd., Class A	2,001,800	918,269
	Bosideng International Holdings Ltd.	3,360,000	1,451,206
	Bright Dairy & Food Co. Ltd., Class A	24,800	32,187

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	BTG Hotels Group Co. Ltd., Class A	92,300	$275,001
	BYD Co. Ltd., Class H	403,886	9,048,310
	BYD Electronic International Co. Ltd.	1,259,000	3,658,632
	By-health Co. Ltd., Class A	124,793	300,113
	Caitong Securities Co. Ltd., Class A	547,690	537,639
	CECEP Solar Energy Co. Ltd., Class A	241,000	224,052
	CECEP Wind-Power Corp., Class A	381,200	224,109
	Centre Testing International Group Co. Ltd., Class A	27,300	70,128
Ω	CGN Power Co. Ltd., Class H	4,899,000	992,378
	Changchun High & New Technology Industry Group, Inc., Class A	20,900	465,044
	Changjiang Securities Co. Ltd., Class A	435,670	311,932
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	9,700	162,948
	Chaozhou Three-Circle Group Co. Ltd., Class A	139,705	544,008
	Chengdu CORPRO Technology Co. Ltd., Class A	36,800	149,682
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	15,800	38,248
	Chengtun Mining Group Co. Ltd., Class A	308,000	234,501
	Chengxin Lithium Group Co. Ltd., Class A	43,229	257,249
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	53,800	139,350
	China Automotive Engineering Research Institute Co. Ltd., Class A	72,700	187,765
	China Baoan Group Co. Ltd., Class A	146,334	232,073
	China Cinda Asset Management Co. Ltd., Class H	7,009,000	651,075
	China CITIC Bank Corp. Ltd., Class H	9,190,928	3,464,589
	China Coal Energy Co. Ltd., Class H	3,825,777	2,813,489
	China Conch Venture Holdings Ltd.	128,000	188,787
	China Construction Bank Corp., Class H	59,766,590	31,717,427
	China CSSC Holdings Ltd., Class A	45,800	166,892
*	China Eastern Airlines Corp. Ltd., ADR	8,745	144,292
*	China Eastern Airlines Corp. Ltd., Class H	1,516,000	500,217
	China Energy Engineering Corp. Ltd.	2,502,824	785,360
#	China Energy Engineering Corp. Ltd., Class H	1,632,000	164,120
	China Everbright Bank Co. Ltd., Class H	3,836,000	991,814
# Ω	China Feihe Ltd.	5,746,000	3,310,012
	China Galaxy Securities Co. Ltd., Class H	5,155,500	1,930,513
	China Gas Holdings Ltd.	5,520,800	4,899,596
	China Great Wall Securities Co. Ltd., Class A	196,900	218,555
	China Greatwall Technology Group Co. Ltd., Class A	182,800	279,844
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	101,800	184,451
#	China Hongqiao Group Ltd.	4,665,000	3,301,647
Ω	China International Capital Corp. Ltd., Class H	1,813,600	2,520,394
	China International Marine Containers Group Co. Ltd., Class H	1,018,230	648,141
	China Jushi Co. Ltd., Class A	477,798	767,048
	China Kings Resources Group Co. Ltd., Class A	32,040	201,655
	China Life Insurance Co. Ltd., Class H	2,339,000	2,550,578
	China Longyuan Power Group Corp. Ltd., Class H	1,404,000	1,604,309
	China Meheco Co. Ltd., Class A	69,411	119,976
	China Mengniu Dairy Co. Ltd.	2,204,000	7,055,331
	China Merchants Bank Co. Ltd., Class H	2,884,554	9,443,741
	China Merchants Energy Shipping Co. Ltd., Class A	607,440	582,494
	China Merchants Port Holdings Co. Ltd.	394,271	462,242
	China Merchants Property Operation & Service Co. Ltd., Class A	64,100	118,323
Ω	China Merchants Securities Co. Ltd., Class H	486,460	451,097
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	325,873	587,484
#	China Minsheng Banking Corp. Ltd., Class H	4,818,600	1,399,439
	China National Building Material Co. Ltd., Class H	10,206,000	5,926,277
	China National Nuclear Power Co. Ltd., Class A	1,023,390	847,030
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	144,800	482,327
	China Oilfield Services Ltd., Class H	1,960,000	2,206,409
	China Overseas Land & Investment Ltd.	4,761,000	9,097,884
	China Pacific Insurance Group Co. Ltd., Class H	2,763,800	4,455,226

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Petroleum & Chemical Corp., Class H	17,726,800	$7,025,598
	China Power International Development Ltd.	740,000	213,852
	China Railway Group Ltd., Class H	4,311,000	1,874,487
Ω	China Railway Signal & Communication Corp. Ltd., Class H	1,920,000	547,246
*	China Rare Earth Resources & Technology Co. Ltd., Class A	36,891	146,092
	China Resources Beer Holdings Co. Ltd.	859,611	4,056,113
	China Resources Boya Bio-pharmaceutical Group Co Ltd, Class A	32,400	133,453
	China Resources Cement Holdings Ltd.	4,938,000	1,784,919
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	99,800	245,769
	China Resources Gas Group Ltd.	1,798,000	4,604,982
	China Resources Land Ltd.	4,798,666	15,013,985
	China Resources Microelectronics Ltd., Class A	28,998	201,637
	China Resources Power Holdings Co. Ltd.	1,598,517	2,322,762
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	68,058	509,037
	China Shenhua Energy Co. Ltd., Class H	2,649,500	6,959,859
	China South Publishing & Media Group Co. Ltd., Class A	59,000	77,174
*	China Southern Airlines Co. Ltd., Class H	1,716,000	885,874
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd.,Class A	171,400	135,465
	China State Construction Engineering Corp. Ltd., Class A	1,922,400	1,250,067
#	China Suntien Green Energy Corp. Ltd., Class H	673,000	255,229
	China Tourism Group Duty Free Corp. Ltd., Class A	91,500	2,010,562
Ω	China Tower Corp. Ltd., Class H	67,974,000	6,149,938
	China Tungsten & Hightech Materials Co. Ltd., Class A	62,600	123,634
	China Vanke Co. Ltd., Class H	2,747,520	3,525,967
	China Yangtze Power Co. Ltd., Class A	748,847	2,083,975
	China Zhenhua Group Science & Technology Co. Ltd., Class A	21,800	403,540
*	China Zheshang Bank Co. Ltd., Class H	82,000	28,290
	Chongqing Brewery Co. Ltd., Class A	21,500	257,307
	Chongqing Changan Automobile Co. Ltd., Class A	260,130	402,572
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	47,200	145,762
	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,634,000	798,367
	Chongqing Zhifei Biological Products Co. Ltd., Class A	83,314	974,462
	CITIC Ltd.	4,725,000	4,228,139
	CITIC Securities Co. Ltd., Class H	2,178,800	3,255,463
	CMOC Group Ltd., Class H	5,673,966	1,826,744
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	209,235	191,774
	CNOOC Energy Technology & Services Ltd., Class A	597,700	233,113
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	102,400	190,648
	COFCO Biotechnology Co. Ltd., Class A	114,467	126,539
	Contemporary Amperex Technology Co. Ltd., Class A	70,420	3,613,934
# *	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	940,000	684,728
	COSCO SHIPPING Holdings Co. Ltd., Class H	4,410,299	4,752,853
	Country Garden Holdings Co. Ltd.	5,569,067	717,805
	Country Garden Services Holdings Co. Ltd.	1,433,492	1,252,909
Ω	CSC Financial Co. Ltd., Class H	1,140,500	826,862
	CSG Holding Co. Ltd., Class A	313,839	295,149
	CSPC Pharmaceutical Group Ltd.	11,629,200	11,945,066
	Daan Gene Co. Ltd., Class A	171,580	419,667
Ω	Dali Foods Group Co. Ltd.	4,344,000	1,788,130
	Daqin Railway Co. Ltd., Class A	883,060	775,564
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	78,510	391,390
*	Datang International Power Generation Co. Ltd., Class H	1,784,000	227,021
*	Deppon Logistics Co. Ltd., Class A	78,900	186,800
	DHC Software Co. Ltd., Class A	290,300	245,769
	Dian Diagnostics Group Co. Ltd., Class A	67,701	258,228
	Do-Fluoride Chemicals Co. Ltd., Class A	64,409	275,425
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	219,221
	Dongfang Electric Corp. Ltd., Class H	305,200	460,302

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Dongfeng Motor Group Co. Ltd., Class H	1,426,000	$645,128
	Dongxing Securities Co. Ltd., Class A	323,718	345,002
	East Group Co. Ltd., Class A	152,100	144,863
	East Money Information Co. Ltd., Class A	453,728	972,653
	Ecovacs Robotics Co. Ltd., Class A	28,300	227,150
	Electric Connector Technology Co. Ltd., Class A	28,200	142,270
	ENN Energy Holdings Ltd.	378,200	3,760,081
	ENN Natural Gas Co. Ltd., Class A	245,000	521,930
	Eternal Asia Supply Chain Management Ltd., Class A	113,500	81,359
	Eve Energy Co. Ltd., Class A	38,105	434,849
# Ω	Everbright Securities Co. Ltd., Class H	442,400	239,413
*	Fangda Carbon New Material Co. Ltd., Class A	374,324	308,550
	Fangda Special Steel Technology Co. Ltd., Class A	289,000	225,996
	FAW Jiefang Group Co. Ltd., Class A	112,300	107,211
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	49,300	93,337
	Financial Street Holdings Co. Ltd., Class A	180,200	114,509
	First Capital Securities Co. Ltd., Class A	320,000	244,077
#	Flat Glass Group Co. Ltd., Class H	406,000	952,316
	Focus Media Information Technology Co. Ltd., Class A	727,597	447,729
	Foryou Corp.	16,200	78,856
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	158,223	1,296,783
	Fosun International Ltd.	3,138,722	1,918,079
	Founder Securities Co. Ltd., Class A	411,200	357,118
	Foxconn Industrial Internet Co. Ltd., Class A	389,600	438,427
	Fujian Funeng Co. Ltd., Class A	116,900	171,742
	Fujian Sunner Development Co. Ltd., Class A	77,263	232,503
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	754,800	2,704,980
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	30,040	145,758
# Ω	Ganfeng Lithium Group Co. Ltd., Class H	176,399	1,193,095
	Gaona Aero Material Co. Ltd., Class A	17,800	130,472
	G-bits Network Technology Xiamen Co. Ltd., Class A	8,400	293,596
	GCL Energy Technology Co. Ltd.	130,300	243,127
	GCL New Energy Holdings Ltd.	321,005	21,674
*	GCL System Integration Technology Co. Ltd., Class A	241,200	108,136
*	GCL Technology Holdings Ltd.	20,189,000	5,117,041
*	GD Power Development Co. Ltd., Class A	524,300	314,199
*	GDS Holdings Ltd., Class A	189,000	210,953
	Geely Automobile Holdings Ltd.	6,653,000	7,159,834
	GEM Co. Ltd., Class A	188,176	191,870
	Gemdale Corp., Class A	343,800	370,054
	GF Securities Co. Ltd., Class H	1,068,800	1,087,406
	Giant Network Group Co. Ltd., Class A	85,600	90,960
	GigaDevice Semiconductor, Inc., Class A	50,974	576,117
	Ginlong Technologies Co. Ltd., Class A	18,825	482,695
	Glarun Technology Co. Ltd., Class A	69,600	138,588
	GoerTek, Inc., Class A	198,500	589,265
	Gongniu Group Co. Ltd., Class A	4,200	68,950
	Gotion High-tech Co. Ltd., Class A	73,700	304,719
	Grandblue Environment Co. Ltd., Class A	40,300	99,006
	Great Wall Motor Co. Ltd., Class H	1,683,500	1,839,058
	Gree Electric Appliances, Inc. of Zhuhai, Class A	160,333	631,404
*	Greenland Holdings Corp. Ltd., Class A	472,831	170,247
	GRG Banking Equipment Co. Ltd., Class A	284,000	366,717
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	127,900	182,365
	Guangdong Haid Group Co. Ltd., Class A	55,800	441,807
	Guangdong HEC Technology Holding Co. Ltd., Class A	204,200	260,267
	Guangdong Hongda Holdings Group Co. Ltd., Class A	61,700	230,832
	Guangdong Investment Ltd.	2,600,000	1,639,239

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	13,200	$143,592
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	59,500	130,491
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	43,000	125,254
	Guanghui Energy Co. Ltd., Class A	422,000	594,676
	Guangxi Guiguan Electric Power Co. Ltd., Class A	34,400	29,531
	Guangzhou Automobile Group Co. Ltd., Class H	2,287,162	1,393,799
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	218,000	486,334
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	13,400	115,993
	Guangzhou Haige Communications Group, Inc. Co., Class A	222,052	257,574
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	48,901	505,050
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	34,000	303,160
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	74,340	433,156
	Guangzhou Wondfo Biotech Co. Ltd., Class A	47,700	197,294
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	261,404	199,840
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	26,000	23,086
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	246,900	227,002
*	Guocheng Mining Co. Ltd., Class A	44,900	97,490
	Guosen Securities Co. Ltd., Class A	186,700	221,007
Ω	Guotai Junan Securities Co. Ltd., Class H	474,400	479,284
	Guoyuan Securities Co. Ltd., Class A	308,740	264,496
	H World Group Ltd., ADR	102,031	2,762,999
	H World Group Ltd.	5,500	15,005
	Haier Smart Home Co. Ltd., Class A	258,200	736,928
	Haier Smart Home Co. Ltd., Class H	2,489,400	6,230,932
	Haitong Securities Co. Ltd., Class H	2,434,800	1,190,199
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	73,900	194,884
	Hangjin Technology Co. Ltd., Class A	47,700	191,453
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	235,800	289,515
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	14,494	118,907
	Hangzhou First Applied Material Co. Ltd., Class A	45,311	400,843
	Hangzhou Lion Electronics Co. Ltd., Class A	36,668	215,776
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	54,900	316,355
	Hangzhou Robam Appliances Co. Ltd., Class A	80,121	225,162
	Hangzhou Silan Microelectronics Co. Ltd., Class A	70,122	302,557
	Hangzhou Tigermed Consulting Co. Ltd., Class A	12,100	138,274
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	95,600	649,263
	Han’s Laser Technology Industry Group Co. Ltd., Class A	198,117	689,786
Ω	Hansoh Pharmaceutical Group Co. Ltd.	980,000	1,514,968
	Haohua Chemical Science & Technology Co. Ltd., Class A	15,000	88,233
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	20,900	60,914
	Hefei Meiya Optoelectronic Technology, Inc., Class A	84,295	274,448
	Heilongjiang Agriculture Co. Ltd., Class A	174,805	330,754
	Henan Shenhuo Coal & Power Co. Ltd., Class A	211,900	407,591
	Henan Shuanghui Investment & Development Co. Ltd., Class A	195,129	609,477
	Hengan International Group Co. Ltd.	1,126,500	4,367,721
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	119,121	289,547
	Hengli Petrochemical Co. Ltd., Class A	403,700	850,671
	Hengtong Optic-electric Co. Ltd., Class A	125,000	334,413
	Hengyi Petrochemical Co. Ltd., Class A	347,388	319,501
	Hesteel Co. Ltd., Class A	1,698,653	504,769
	Hithink RoyalFlush Information Network Co. Ltd., Class A	31,881	372,723
	Hongfa Technology Co. Ltd., Class A	60,890	287,047
	Hongta Securities Co. Ltd., Class A	96,320	94,590
	Huaan Securities Co. Ltd., Class A	249,210	150,677
#	Huadian Power International Corp. Ltd., Class H	288,000	86,493
	Huadong Medicine Co. Ltd., Class A	70,000	393,840
	Huafon Chemical Co. Ltd., Class A	485,983	444,192
	Huagong Tech Co. Ltd., Class A	60,800	140,171
	Huaibei Mining Holdings Co. Ltd., Class A	247,300	440,972

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hualan Biological Engineering, Inc., Class A	139,800	$340,156
# *	Huaneng Power International, Inc., Class H	2,302,000	823,709
Ω	Huatai Securities Co. Ltd., Class H	1,361,000	1,332,769
	Huaxi Securities Co. Ltd., Class A	334,000	336,829
	Huaxia Bank Co. Ltd., Class A	644,456	423,379
	Huaxin Cement Co. Ltd., Class A	206,300	379,422
	Huayu Automotive Systems Co. Ltd., Class A	153,600	353,072
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	297,745	117,554
	Hubei Dinglong Co. Ltd., Class A	44,900	129,442
	Hubei Energy Group Co. Ltd., Class A	199,271	114,457
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	12,600	116,309
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	101,848	455,208
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	112,400	436,390
	Huizhou Desay Sv Automotive Co. Ltd., Class A	16,600	235,764
	Humanwell Healthcare Group Co. Ltd., Class A	141,200	388,767
	Hunan Gold Corp. Ltd., Class A	99,000	179,641
	Hunan Valin Steel Co. Ltd., Class A	933,000	511,725
	Hundsun Technologies, Inc., Class A	41,729	238,975
	Iflytek Co. Ltd., Class A	70,100	337,369
	IKD Co. Ltd., Class A	20,000	51,971
	Imeik Technology Development Co. Ltd., Class A	3,800	219,496
	Industrial & Commercial Bank of China Ltd., Class H	30,774,185	13,361,085
	Industrial Bank Co. Ltd., Class A	643,039	1,326,449
*	Industrial Securities Co. Ltd., Class A	652,548	488,948
	Infore Environment Technology Group Co. Ltd., Class A	82,224	52,579
	Ingenic Semiconductor Co. Ltd., Class A	18,000	167,577
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	334,628
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	299,500	507,390
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	145,040	277,232
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	810,103	431,879
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	318,000	1,101,863
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	495,200	438,076
	Inspur Electronic Information Industry Co. Ltd., Class A	77,684	245,204
	Intco Medical Technology Co. Ltd., Class A	89,442	261,051
	JA Solar Technology Co. Ltd., Class A	71,103	610,558
	Jafron Biomedical Co. Ltd., Class A	28,865	125,436
	Jason Furniture Hangzhou Co. Ltd., Class A	67,080	278,221
	JCET Group Co. Ltd., Class A	185,200	611,869
* Ω	JD Health International, Inc.	353,350	1,938,507
	JD.com, Inc., ADR	124,763	4,652,412
	JD.com, Inc., Class A	501,921	9,140,238
	Jiangsu Azure Corp., Class A	75,000	154,084
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	310,469	298,214
	Jiangsu Eastern Shenghong Co. Ltd., Class A	138,440	233,481
	Jiangsu Expressway Co. Ltd., Class H	1,020,000	719,448
	Jiangsu GoodWe Power Supply Technology Co. Ltd., Class A	3,252	149,614
	Jiangsu Guotai International Group Co. Ltd., Class A	123,263	136,677
*	Jiangsu Guoxin Corp., Ltd., Class A	88,700	70,009
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	70,098	529,996
	Jiangsu Hengrui Medicine Co. Ltd., Class A	159,955	882,892
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	51,900	132,042
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	85,912	440,503
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	24,653	123,286
	Jiangsu Linyang Energy Co. Ltd., Class A	178,367	180,718
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	26,990	121,047
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	21,800	60,413
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	157,000	271,457
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	157,300	253,966

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu ToLand Alloy Co. Ltd., Class A	13,900	$103,238
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	56,690	1,016,600
	Jiangsu Yangnong Chemical Co. Ltd., Class A	29,505	373,644
	Jiangsu Yoke Technology Co. Ltd., Class A	12,862	103,578
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	84,400	376,284
	Jiangsu Zhongtian Technology Co. Ltd., Class A	93,400	281,587
	Jiangxi Copper Co. Ltd., Class H	1,471,000	1,607,452
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	67,500	127,950
*	Jilin Electric Power Co. Ltd., Class A	127,000	103,112
	Jingjin Equipment, Inc., Class A	50,780	215,792
	JiuGui Liquor Co. Ltd., Class A	11,500	161,041
	Jizhong Energy Resources Co. Ltd., Class A	453,000	376,819
	JL Mag Rare-Earth Co. Ltd., Class A	46,600	197,767
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	194,455	311,505
	Joinn Laboratories China Co. Ltd., Class A	11,396	89,412
	Jointown Pharmaceutical Group Co. Ltd., Class A	227,867	392,848
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	45,900	170,863
	Juewei Food Co. Ltd., Class A	37,944	246,173
*	Juneyao Airlines Co. Ltd., Class A	70,540	132,383
*	Kaishan Group Co. Ltd., Class A	65,100	149,289
	KBC Corp. Ltd., Class A	6,057	204,984
	Keboda Technology Co. Ltd., Class A	8,000	65,642
	Kehua Data Co. Ltd., Class A	34,200	200,331
	KingClean Electric Co. Ltd., Class A	17,100	76,877
	Kingfa Sci & Tech Co. Ltd., Class A	425,087	564,954
	Kingsoft Corp. Ltd.	541,000	1,638,225
	Konfoong Materials International Co. Ltd., Class A	9,500	114,715
*	Kuang-Chi Technologies Co. Ltd., Class A	102,600	243,599
	Kunlun Energy Co. Ltd.	6,412,000	3,832,256
	Kunlun Tech Co. Ltd., Class A	52,600	94,005
	Kweichow Moutai Co. Ltd., Class A	55,993	10,378,523
	KWG Living Group Holdings Ltd.	258,250	24,321
	Lao Feng Xiang Co. Ltd., Class A	26,700	140,630
	Laobaixing Pharmacy Chain JSC, Class A	62,190	299,779
	LB Group Co. Ltd., Class A	223,200	471,122
	Lenovo Group Ltd.	13,043,278	10,424,287
	Lens Technology Co. Ltd., Class A	316,800	433,518
	Lepu Medical Technology Beijing Co. Ltd., Class A	120,977	419,434
	Levima Advanced Materials Corp., Class A	27,200	122,033
	Leyard Optoelectronic Co. Ltd., Class A	105,400	81,501
# *	Li Auto, Inc., ADR	128,166	1,745,621
*	Li Auto, Inc., Class A	135,900	927,104
	Li Ning Co. Ltd.	1,311,000	6,781,697
	Lianhe Chemical Technology Co. Ltd., Class A	56,700	145,762
	Lier Chemical Co. Ltd., Class A	74,940	187,170
*	Lingyi iTech Guangdong Co., Class A	556,018	360,629
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	40,800	155,952
Ω	Longfor Group Holdings Ltd.	2,585,500	3,294,403
	LONGi Green Energy Technology Co. Ltd., Class A	335,888	2,218,261
	Longshine Technology Group Co. Ltd., Class A	89,002	314,853
	Luenmei Quantum Co. Ltd., Class A	120,500	102,960
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	8,160	78,341
	Luxi Chemical Group Co. Ltd., Class A	305,700	476,936
	Luxshare Precision Industry Co. Ltd., Class A	308,224	1,199,233
	Luzhou Laojiao Co. Ltd., Class A	73,529	1,577,260
	Mango Excellent Media Co. Ltd., Class A	179,192	540,226
	Maxscend Microelectronics Co., Ltd., Class A	22,900	289,830
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	287,557	168,336
* Ω	Meituan, Class B	1,133,000	18,139,936

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Metallurgical Corp. of China Ltd., Class H	4,641,000	$738,998
*	Mianyang Fulin Precision Co. Ltd., Class A	62,463	120,660
	Midea Group Co. Ltd., Class A	479,784	2,643,065
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	13,700	215,852
	Ming Yang Smart Energy Group Ltd., Class A	120,504	412,456
	Montage Technology Co. Ltd., Class A	27,314	211,711
	Muyuan Foods Co. Ltd., Class A	134,987	869,608
	Nanjing Hanrui Cobalt Co. Ltd., Class A	22,847	125,588
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	280,576
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	75,346	168,251
	Nanjing Securities Co. Ltd., Class A	248,900	270,671
	Nanjing Yunhai Special Metals Co. Ltd., Class A	60,200	156,175
	Nantong Jianghai Capacitor Co. Ltd., Class A	48,864	169,632
	NARI Technology Co. Ltd., Class A	249,552	838,138
*	National Silicon Industry Group Co. Ltd., Class A	105,089	292,773
	NAURA Technology Group Co. Ltd., Class A	10,700	388,483
	NavInfo Co. Ltd., Class A	105,850	172,203
#	NetEase, Inc., ADR	193,704	10,773,816
	NetEase, Inc.	159,100	1,765,254
	New China Life Insurance Co. Ltd., Class H	1,091,400	1,733,226
*	New Hope Liuhe Co. Ltd., Class A	159,700	283,095
	Ninestar Corp., Class A	44,351	348,171
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	22,600	87,515
*	Ningbo Joyson Electronic Corp., Class A	126,400	266,021
	Ningbo Orient Wires & Cables Co. Ltd., Class A	31,142	328,728
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	19,771	214,186
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	108,100	204,059
	Ningbo Tuopu Group Co. Ltd., Class A	43,648	387,843
	Ningbo Xusheng Auto Technology Co. Ltd., Class A	26,000	122,521
	Ningbo Zhoushan Port Co. Ltd., Class A	449,700	214,002
	Ningxia Baofeng Energy Group Co. Ltd., Class A	320,300	503,777
*	NIO, Inc., ADR	368,459	3,562,999
	North Industries Group Red Arrow Co. Ltd., Class A	63,400	178,977
*	Offcn Education Technology Co. Ltd., Class A	80,212	47,964
	Offshore Oil Engineering Co. Ltd., Class A	310,100	199,659
*	OFILM Group Co. Ltd., Class A	214,300	137,651
	Oppein Home Group, Inc., Class A	24,595	274,723
#	Orient Overseas International Ltd.	27,500	401,861
# Ω	Orient Securities Co. Ltd., Class H	1,012,800	377,955
	Ovctek China, Inc., Class A	22,152	90,192
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	470,200	291,774
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	600,300	214,285
	People’s Insurance Co. Group of China Ltd. , Class H	7,590,000	2,097,570
	Perfect World Co. Ltd., Class A	141,585	220,866
	PetroChina Co. Ltd., Class H	15,206,000	5,816,705
	PharmaBlock Sciences Nanjing, Inc., Class A	3,300	39,837
Ω	Pharmaron Beijing Co. Ltd., Class H	159,050	536,287
	PICC Property & Casualty Co. Ltd., Class H	7,201,198	6,641,745
*	Pinduoduo, Inc., ADR	122,979	6,742,939
	Ping An Bank Co. Ltd., Class A	722,500	1,025,620
	Ping An Insurance Group Co. of China Ltd., Class H	3,693,500	14,786,523
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	360,800	546,397
	Poly Developments & Holdings Group Co. Ltd., Class A	448,683	852,534
# Ω	Postal Savings Bank of China Co. Ltd., Class H	4,462,000	2,069,298
	Power Construction Corp. of China Ltd., Class A	583,011	563,372
	Proya Cosmetics Co. Ltd., Class A	21,980	503,610
	Qingdao Haier Biomedical Co. Ltd., Class A	5,788	61,199
# Ω	Qingdao Port International Co. Ltd., Class H	69,000	28,932
	Qingdao Rural Commercial Bank Corp., Class A	691,706	262,648

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Qingdao Sentury Tire Co. Ltd., Class A	43,800	$155,891
	Qingdao TGOOD Electric Co. Ltd., Class A	78,000	160,437
	Quectel Wireless Solutions Co. Ltd., Class A	13,090	184,891
	Raytron Technology Co. Ltd., Class A	17,317	113,068
	Red Avenue New Materials Group Co. Ltd., Class A	23,300	114,895
*	Risen Energy Co. Ltd., Class A	59,604	201,898
	Riyue Heavy Industry Co. Ltd., Class A	76,100	230,886
	Rockchip Electronics Co. Ltd., Class A	18,100	162,360
	Rongsheng Petrochemical Co. Ltd., Class A	567,694	834,092
*	Roshow Technology Co., Ltd., Class A	125,900	178,161
	SAIC Motor Corp. Ltd., Class A	236,045	445,589
	Sailun Group Co. Ltd., Class A	221,600	263,965
	Sanan Optoelectronics Co. Ltd., Class A	114,600	271,554
	Sangfor Technologies, Inc., Class A	11,300	195,037
	Sanquan Food Co. Ltd., Class A	82,800	159,656
	Sansure Biotech, Inc., Class A	55,890	195,389
	Sany Heavy Industry Co. Ltd., Class A	323,734	600,734
	Satellite Chemical Co. Ltd., Class A	345,661	588,218
	SDIC Power Holdings Co. Ltd., Class A	251,000	347,223
	Sealand Securities Co. Ltd., Class A	328,190	146,349
*	Seazen Holdings Co. Ltd., Class A	173,200	313,518
	SF Holding Co. Ltd., Class A	151,261	1,001,932
	SG Micro Corp., Class A	12,050	247,666
	Shaanxi Coal Industry Co. Ltd., Class A	694,700	1,888,146
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	260,300	602,783
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	57,400	151,125
	Shandong Denghai Seeds Co. Ltd., Class A	35,800	102,030
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	106,300	181,200
# Ω	Shandong Gold Mining Co. Ltd., Class H	547,250	869,811
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	50,100	173,987
	Shandong Hi-speed Co. Ltd., Class A	111,700	84,100
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	189,250	679,886
	Shandong Linglong Tyre Co. Ltd., Class A	130,200	292,801
	Shandong Nanshan Aluminum Co. Ltd., Class A	910,010	384,999
	Shandong Pharmaceutical Glass Co. Ltd., Class A	39,500	149,439
	Shandong Sun Paper Industry JSC Ltd., Class A	230,150	331,441
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,303,200	4,551,100
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	34,836	145,785
	Shanghai Baosight Software Co. Ltd., Class A	62,166	361,973
	Shanghai Construction Group Co. Ltd., Class A	770,676	271,544
*	Shanghai Electric Group Co. Ltd., Class H	2,990,000	582,273
*	Shanghai Electric Power Co. Ltd., Class A	119,200	150,101
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	350,000	883,836
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	135,000	583,917
*	Shanghai International Airport Co. Ltd., Class A	28,100	205,617
	Shanghai International Port Group Co. Ltd., Class A	334,000	236,892
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	44,100	330,223
#* Ω	Shanghai Junshi Biosciences Co. Ltd., Class H	64,000	223,532
	Shanghai Liangxin Electrical Co. Ltd., Class A	50,500	77,962
	Shanghai Lingang Holdings Corp. Ltd., Class A	144,260	226,867
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	103,420	129,338
	Shanghai M&G Stationery, Inc., Class A	51,069	282,572
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,000,000	1,355,260
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	804,337
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	46,522	318,443
	Shanghai RAAS Blood Products Co. Ltd., Class A	400,600	298,441
	Shanghai Tunnel Engineering Co. Ltd., Class A	303,500	216,654
	Shanghai Wanye Enterprises Co. Ltd., Class A	56,200	144,727
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	252,259	217,006

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	181,800	$280,460
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	547,530	853,565
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	324,730	748,243
	Shanxi Meijin Energy Co. Ltd., Class A	523,517	628,918
	Shanxi Securities Co. Ltd., Class A	216,280	153,091
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	538,600	292,674
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	55,507	1,770,540
	Shenghe Resources Holding Co. Ltd., Class A	151,600	278,394
	Shengyi Technology Co. Ltd., Class A	162,200	308,750
	Shennan Circuits Co. Ltd., Class A	25,382	261,393
# Ω	Shenwan Hongyuan Group Co. Ltd., Class H	2,064,000	336,586
	Shenzhen Capchem Technology Co. Ltd., Class A	58,240	288,767
	Shenzhen Desay Battery Technology Co., Class A	17,000	116,015
	Shenzhen Dynanonic Co. Ltd., Class A	6,440	228,023
	Shenzhen Energy Group Co. Ltd., Class A	235,019	183,869
	Shenzhen Envicool Technology Co. Ltd., Class A	14,300	66,658
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	104,800	169,042
	Shenzhen Gas Corp. Ltd., Class A	150,500	134,811
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	23,400	47,420
	Shenzhen Inovance Technology Co. Ltd., Class A	92,000	842,891
	Shenzhen Kaifa Technology Co. Ltd., Class A	66,000	103,519
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	58,040	247,739
	Shenzhen Kedali Industry Co. Ltd., Class A	14,566	183,476
	Shenzhen Kinwong Electronic Co. Ltd., Class A	62,764	175,116
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	23,000	157,879
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	49,673	2,220,507
*	Shenzhen MTC Co. Ltd., Class A	192,700	91,281
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	626,380	361,745
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	71,100	301,781
	Shenzhen SC New Energy Technology Corp., Class A	12,566	234,487
	Shenzhen SED Industry Co. Ltd., Class A	30,800	89,780
	Shenzhen Senior Technology Material Co. Ltd., Class A	75,301	191,265
	Shenzhen Sunlord Electronics Co. Ltd., Class A	92,900	272,904
	Shenzhen Sunway Communication Co. Ltd., Class A	27,400	63,050
	Shenzhen Topband Co. Ltd., Class A	28,600	44,136
	Shenzhen Transsion Holdings Co. Ltd., Class A	64,148	548,299
	Shenzhen Yinghe Technology Co. Ltd., Class A	29,900	81,667
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	93,271	416,354
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	360,714	190,519
	Shenzhou International Group Holdings Ltd.	917,400	6,369,505
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	122,156	509,055
	Shinghwa Advanced Material Group Co. Ltd., Class A	16,300	217,013
	Sichuan Chuantou Energy Co. Ltd., Class A	149,500	226,456
*	Sichuan Development Lomon Co. Ltd., Class A	167,000	254,810
	Sichuan Hebang Biotechnology Co. Ltd., Class A	841,100	332,875
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,301	439,556
*	Sichuan New Energy Power Co., Ltd.	86,800	224,258
	Sichuan Road & Bridge Group Co. Ltd., Class A	573,200	885,539
	Sichuan Shuangma Cement Co. Ltd., Class A	36,500	100,978
	Sichuan Swellfun Co. Ltd., Class A	23,700	184,305
	Sichuan Teway Food Group Co. Ltd., Class A	6,000	23,105
	Sichuan Yahua Industrial Group Co. Ltd., Class A	80,400	295,192
	Sieyuan Electric Co. Ltd., Class A	63,100	289,754
	Sino Biopharmaceutical Ltd.	12,922,500	6,270,456
	Sinofibers Technology Co. Ltd., Class A	17,400	131,862
	Sinolink Securities Co. Ltd., Class A	232,100	251,495
	Sinoma International Engineering Co., Class A	308,200	361,666
	Sinoma Science & Technology Co. Ltd., Class A	190,294	467,443
	Sinopharm Group Co. Ltd., Class H	2,426,400	4,603,152

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Skshu Paint Co. Ltd., Class A	7,648	$91,316
	Skyworth Digital Co. Ltd., Class A	76,793	156,904
Ω	Smoore International Holdings Ltd.	2,325,000	2,474,953
	Songcheng Performance Development Co. Ltd., Class A	170,500	269,318
	SooChow Securities Co. Ltd., Class A	334,850	300,999
	Southwest Securities Co. Ltd., Class A	779,936	396,137
*	Spring Airlines Co. Ltd., Class A	48,500	323,375
	State Grid Information & Communication Co. Ltd., Class A	75,800	155,718
*	STO Express Co. Ltd., Class A	94,000	144,537
	Sungrow Power Supply Co. Ltd., Class A	31,600	567,742
	Sunny Optical Technology Group Co. Ltd.	719,500	6,235,183
	Sunresin New Materials Co. Ltd., Class A	16,350	171,392
	Sunwoda Electronic Co. Ltd., Class A	74,600	237,881
	Suofeiya Home Collection Co. Ltd., Class A	27,570	52,842
	Suplet Power Co. Ltd., Class A	26,600	191,853
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	209,200	724,360
	Suzhou Maxwell Technologies Co. Ltd., Class A	3,476	228,716
	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	31,900	270,963
	Tangshan Jidong Cement Co. Ltd., Class A	155,000	161,448
	TangShan Port Group Co. Ltd., Class A	454,800	156,594
	TBEA Co. Ltd., Class A	217,400	609,232
	TCL Technology Group Corp., Class A	1,321,080	709,569
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	112,100	607,757
	Tencent Holdings Ltd.	3,556,400	93,450,715
*	Tencent Music Entertainment Group, ADR	730,433	2,636,863
	Thunder Software Technology Co. Ltd., Class A	13,300	180,156
	Tian Di Science & Technology Co. Ltd., Class A	399,320	268,455
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	28,400	153,173
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	193,100	186,951
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	30,300	115,017
	Tianma Microelectronics Co. Ltd., Class A	161,455	195,866
	Tianshan Aluminum Group Co. Ltd., Class A	216,300	185,276
	Tianshui Huatian Technology Co. Ltd., Class A	305,000	368,401
*	Tibet Summit Resources Co. Ltd., Class A	86,100	247,047
	Tingyi Cayman Islands Holding Corp.	2,592,000	4,051,549
	Titan Wind Energy Suzhou Co. Ltd., Class A	124,100	200,050
	Tofflon Science & Technology Group Co. Ltd., Class A	65,800	255,270
	Toly Bread Co. Ltd., Class A	151,865	234,737
*	TongFu Microelectronics Co. Ltd., Class A	167,000	431,042
	Tongkun Group Co. Ltd., Class A	157,809	262,574
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,091,500	377,872
	Tongwei Co. Ltd., Class A	209,300	1,251,476
*	Topchoice Medical Corp., Class A	13,300	224,038
Ω	Topsports International Holdings Ltd.	979,000	493,648
	Transfar Zhilian Co. Ltd., Class A	287,626	195,005
	TravelSky Technology Ltd., Class H	183,000	266,106
	Trina Solar Co. Ltd., Class A	26,178	238,908
# *	Trip.com Group Ltd., ADR	412,258	9,329,399
*	Trip.com Group Ltd.	99,700	2,239,492
	Tsingtao Brewery Co. Ltd., Class H	418,000	2,926,456
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	37,799	851,736
	Unisplendour Corp. Ltd., Class A	164,160	386,236
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	110,389	263,838
	Valiant Co. Ltd., Class A	56,000	106,564
*	Vipshop Holdings Ltd., ADR	720,998	5,025,356
	Walvax Biotechnology Co. Ltd., Class A	55,500	293,166
	Wanhua Chemical Group Co. Ltd., Class A	203,200	2,242,604
	Want Want China Holdings Ltd.	6,370,000	4,184,356
	Wanxiang Qianchao Co. Ltd., Class A	189,000	128,629

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Weibo Corp., Sponsored ADR	51,476	$582,708
	Weichai Power Co. Ltd., Class H	2,877,800	2,756,476
	Weifu High-Technology Group Co. Ltd., Class A	52,714	124,340
	Weihai Guangwei Composites Co. Ltd., Class A	20,829	221,594
*	Wens Foodstuffs Group Co. Ltd., Class A	164,980	405,489
	Western Securities Co. Ltd., Class A	568,600	465,836
	Western Superconducting Technologies Co. Ltd., Class A	14,442	230,796
	Westone Information Industry, Inc., Class A	33,300	166,071
	Wharf Holdings Ltd.	995,000	2,849,177
	Will Semiconductor Co. Ltd., Class A	54,421	548,489
	Wingtech Technology Co. Ltd., Class A	47,900	314,184
	Winning Health Technology Group Co. Ltd., Class A	183,700	244,265
	Wolong Electric Group Co. Ltd., Class A	143,200	244,251
	Wuchan Zhongda Group Co. Ltd., Class A	615,250	351,960
	Wuhan DR Laser Technology Corp. Ltd., Class A	3,460	77,021
	Wuhan Guide Infrared Co. Ltd., Class A	106,841	170,448
*	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	9,400	36,818
	Wuhu Token Science Co. Ltd., Class A	200,630	172,043
	Wuliangye Yibin Co. Ltd., Class A	174,006	3,189,306
	WUS Printed Circuit Kunshan Co. Ltd., Class A	159,200	237,312
Ω	WuXi AppTec Co. Ltd., Class H	159,060	1,276,652
* Ω	Wuxi Biologics Cayman, Inc.	1,131,500	5,091,345
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	17,680	121,556
	Wuxi NCE Power Co. Ltd., Class A	14,040	156,356
	Wuxi Shangji Automation Co. Ltd., Class A	27,080	455,187
	XCMG Construction Machinery Co. Ltd., Class A	472,203	299,843
	Xiamen C & D, Inc., Class A	153,900	253,189
	Xiamen Faratronic Co. Ltd., Class A	12,100	292,930
	Xiamen Intretech, Inc., Class A	78,460	185,514
	Xiamen ITG Group Corp. Ltd., Class A	163,430	139,497
	Xiamen Tungsten Co. Ltd., Class A	107,480	295,798
	Xiamen Xiangyu Co. Ltd., Class A	179,500	243,266
	Xi’an Triangle Defense Co. Ltd., Class A	32,400	207,574
	Xianhe Co. Ltd., Class A	39,900	133,084
#* Ω	Xiaomi Corp., Class B	12,403,400	13,929,917
	Xinfengming Group Co. Ltd., Class A	153,500	170,939
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	891,559	772,542
	Xinjiang Tianshan Cement Co. Ltd., Class A	90,800	96,085
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	416,100	335,543
	Xinxiang Richful Lube Additive Co. Ltd., Class A	5,500	109,325
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	244,900	116,541
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	105,900	160,335
	Xinyi Solar Holdings Ltd.	6,243,103	6,198,140
	Xuji Electric Co. Ltd., Class A	77,400	188,854
Ω	Yadea Group Holdings Ltd.	526,000	803,139
	Yangling Metron New Material, Inc., Class A	27,640	188,045
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	52,200	367,264
	Yankuang Energy Group Co. Ltd., Class H	1,594,000	4,481,556
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	8,400	31,186
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	56,455	232,817
	Yealink Network Technology Corp. Ltd., Class A	41,840	395,987
	Yifeng Pharmacy Chain Co. Ltd., Class A	58,834	452,811
	Yintai Gold Co. Ltd., Class A	195,817	385,600
	Yixintang Pharmaceutical Group Co. Ltd., Class A	18,200	69,267
	YongXing Special Materials Technology Co. Ltd., Class A	17,100	273,186
	Yonyou Network Technology Co. Ltd., Class A	83,500	280,534
	Youngor Group Co. Ltd., Class A	340,604	279,241
*	Youngy Co., Ltd., Class A	10,200	154,531
	YTO Express Group Co. Ltd., Class A	174,400	451,272

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	80,100	$159,205
#	Yum China Holdings, Inc.	363,986	15,050,821
	Yunda Holding Co. Ltd., Class A	227,590	412,106
	Yunnan Aluminium Co. Ltd., Class A	373,200	469,469
	Yunnan Baiyao Group Co. Ltd., Class A	54,740	409,488
	Yunnan Copper Co. Ltd., Class A	383,300	578,878
	Yunnan Energy New Material Co. Ltd., Class A	30,462	617,783
	Yunnan Tin Co. Ltd., Class A	179,800	280,999
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	25,050	783,005
	Zhefu Holding Group Co. Ltd., Class A	607,423	326,336
*	Zhejiang Century Huatong Group Co. Ltd., Class A	458,400	232,615
	Zhejiang China Commodities City Group Co. Ltd., Class A	697,879	400,994
	Zhejiang Chint Electrics Co. Ltd., Class A	125,484	437,788
	Zhejiang Crystal-Optech Co. Ltd., Class A	92,800	153,567
	Zhejiang Dahua Technology Co. Ltd., Class A	297,413	472,108
	Zhejiang Dingli Machinery Co. Ltd., Class A	46,470	286,643
	Zhejiang Hailiang Co. Ltd., Class A	143,800	228,464
	Zhejiang HangKe Technology, Inc. Co., Class A	17,887	122,823
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	99,240	272,016
	Zhejiang Huayou Cobalt Co. Ltd., Class A	42,881	320,683
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	54,000	528,542
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	80,500	187,170
	Zhejiang Juhua Co. Ltd., Class A	126,000	271,389
	Zhejiang Longsheng Group Co. Ltd., Class A	316,700	392,357
*	Zhejiang Narada Power Source Co. Ltd., Class A	56,700	142,621
	Zhejiang NHU Co. Ltd., Class A	264,988	650,383
	Zhejiang Supor Co. Ltd., Class A	47,603	261,330
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	94,503	244,722
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	125,034	298,516
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	35,300	227,455
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	177,154	363,145
	Zhejiang Yongtai Technology Co. Ltd., Class A	60,300	181,018
	Zheshang Securities Co. Ltd., Class A	270,063	377,151
	Zhongji Innolight Co. Ltd., Class A	55,527	222,981
	Zhongjin Gold Corp. Ltd., Class A	428,700	437,988
	Zhongsheng Group Holdings Ltd.	1,088,500	4,131,192
	Zhuzhou CRRC Times Electric Co. Ltd.	588,600	2,553,642
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	42,700	259,579
	Zhuzhou Kibing Group Co. Ltd., Class A	352,001	379,238
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	386,760	361,547
#	Zijin Mining Group Co. Ltd., Class H	6,627,000	6,321,085
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,859,600	599,297
	ZTE Corp., Class H	1,138,285	2,030,522
#	ZTO Express Cayman, Inc., ADR	290,097	4,899,738
#	ZTO Express Cayman, Inc.	1,050	17,865

TOTAL CHINA			951,805,648

COLOMBIA — (0.1%)
*	BAC Holding International Corp.	7,858,220	312,658
	Banco de Bogota SA	32,600	171,622
	Bancolombia SA, Sponsored ADR	39,205	994,631
	Bancolombia SA	108,694	781,298
	Ecopetrol SA	2,140,333	1,061,770
	Grupo Argos SA	357,079	741,090
	Grupo Aval Acciones y Valores SA, ADR	5,840	12,965
	Grupo Energia Bogota SA ESP	501,293	167,174
	Interconexion Electrica SA ESP	201,685	786,934

TOTAL COLOMBIA			5,030,142

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CZECH REPUBLIC — (0.2%)
	CEZ AS	119,036	$3,890,179
	Komercni Banka AS	72,622	2,079,914
Ω	Moneta Money Bank AS	421,608	1,229,775

TOTAL CZECH REPUBLIC			7,199,868

EGYPT — (0.0%)
	Commercial International Bank Egypt SAE,GDR	1,513,486	1,920,708

GREECE — (0.3%)
*	Alpha Services & Holdings SA	1,298,257	1,202,309
*	Eurobank Ergasias Services & Holdings SA, Class A	1,373,666	1,356,086
* ††	FF Group	12,618	11,223
	Galaxy Cosmos Mezz PLC	48,084	7,765
	Hellenic Energy Holdings SA	63,899	436,843
	Hellenic Telecommunications Organization SA	145,052	2,277,975
	JUMBO SA	91,113	1,294,131
*	LAMDA Development SA	7,667	46,452
	Motor Oil Hellas Corinth Refineries SA	85,551	1,470,366
	Mytilineos SA	72,048	1,208,116
*	National Bank of Greece SA	290,272	1,051,735
	OPAP SA	110,434	1,353,164
*	Piraeus Financial Holdings SA	215,062	265,129
*	Public Power Corp. SA	53,369	336,874
	Sunrisemezz PLC	30,723	2,487
	Terna Energy SA	49,394	917,948

TOTAL GREECE			13,238,603

HONG KONG — (0.0%)
* ††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	0

HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	840,922	5,048,973
#	OTP Bank Nyrt	103,748	2,263,349
	Richter Gedeon Nyrt	82,986	1,641,524

TOTAL HUNGARY			8,953,846

INDIA — (18.0%)
	Aarti Industries Ltd.	231,928	1,955,086
	Aarti Pharmalabs Ltd.	57,982	265,613
	ABB India Ltd.	45,775	1,691,933
	ACC Ltd.	106,088	3,066,940
	Adani Enterprises Ltd.	134,677	5,454,980
*	Adani Green Energy Ltd.	89,876	2,289,621
	Adani Ports & Special Economic Zone Ltd.	464,142	4,631,940
*	Adani Power Ltd.	748,312	3,041,139
	Adani Total Gas Ltd.	102,479	4,509,790
*	Adani Transmission Ltd.	219,644	8,903,207
*	Aditya Birla Capital Ltd.	391,081	551,389
	Alkem Laboratories Ltd.	32,515	1,239,882
	Ambuja Cements Ltd.	553,447	3,570,030
	APL Apollo Tubes Ltd.	7,651	99,833
	Apollo Hospitals Enterprise Ltd.	77,348	4,216,487
	Ashok Leyland Ltd.	1,199,908	2,221,974
	Asian Paints Ltd.	220,693	8,316,379
	Astral Ltd.	84,526	2,081,831
	Atul Ltd.	2,391	244,317
Ω	AU Small Finance Bank Ltd.	174,230	1,242,086
	Aurobindo Pharma Ltd.	407,142	2,641,766

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
* Ω	Avenue Supermarts Ltd.	53,575	$2,800,161
	Axis Bank Ltd.	1,721,283	18,876,411
	Bajaj Auto Ltd.	60,754	2,700,693
	Bajaj Finance Ltd.	131,798	11,395,650
	Bajaj Finserv Ltd.	159,010	3,244,751
	Bajaj Holdings & Investment Ltd.	45,088	3,623,841
	Balkrishna Industries Ltd.	115,271	2,739,535
* Ω	Bandhan Bank Ltd.	603,569	1,749,182
	Bank of Baroda	1,064,648	1,902,732
	Berger Paints India Ltd.	186,084	1,320,621
	Bharat Electronics Ltd.	4,884,543	6,318,346
	Bharat Forge Ltd.	271,888	2,730,626
	Bharat Petroleum Corp. Ltd.	427,867	1,570,814
	Bharti Airtel Ltd.	1,493,167	15,016,466
	Biocon Ltd.	396,886	1,298,940
	Bosch Ltd.	4,913	978,153
	Britannia Industries Ltd.	54,714	2,489,318
	Canara Bank	364,746	1,283,075
*	CG Power & Industrial Solutions Ltd.	114,992	361,812
	Cholamandalam Investment & Finance Co. Ltd.	539,910	4,648,411
	Cipla Ltd.	657,406	9,280,072
	Coal India Ltd.	649,232	1,927,681
	Colgate-Palmolive India Ltd.	122,914	2,424,311
	Container Corp. of India Ltd.	294,357	2,834,831
	Coromandel International Ltd.	56,910	661,343
	CRISIL Ltd.	667	24,168
	Crompton Greaves Consumer Electricals Ltd.	170,496	746,226
	Cummins India Ltd.	55,131	896,769
	Dabur India Ltd.	338,762	2,278,236
	Dalmia Bharat Ltd.	44,184	852,713
	Deepak Nitrite Ltd.	86,786	2,428,457
	Divi’s Laboratories Ltd.	72,911	3,178,899
	Dixon Technologies India Ltd.	2,979	162,749
	DLF Ltd.	530,091	2,467,536
#	Dr Reddy’s Laboratories Ltd., ADR	102,286	5,555,153
	Dr Reddy’s Laboratories Ltd.	31,975	1,718,684
	Eicher Motors Ltd.	93,424	4,358,089
	Federal Bank Ltd.	142,671	226,811
	GAIL India Ltd.	2,303,665	2,531,004
	GAIL India Ltd., GDR	153,552	1,027,556
	GlaxoSmithKline Pharmaceuticals Ltd.	32,553	543,155
*	Godrej Consumer Products Ltd.	251,241	2,526,855
*	Godrej Properties Ltd.	82,253	1,259,074
	Grasim Industries Ltd.	247,208	5,162,859
	Gujarat Fluorochemicals Ltd.	6,906	315,839
	Gujarat Gas Ltd.	139,066	874,279
	Havells India Ltd.	137,674	2,030,143
	HCL Technologies Ltd.	708,997	8,903,865
Ω	HDFC Asset Management Co. Ltd.	49,414	1,240,369
	HDFC Bank Ltd.	1,512,827	27,440,778
Ω	HDFC Life Insurance Co. Ltd.	341,801	2,233,925
	Hero MotoCorp Ltd.	174,353	5,650,144
	Hindalco Industries Ltd.	2,222,008	10,881,758
	Hindustan Aeronautics Ltd.	73,506	2,245,995
	Hindustan Petroleum Corp. Ltd.	614,890	1,586,642
	Hindustan Unilever Ltd.	440,646	13,635,504
	Honeywell Automation India Ltd.	1,617	768,016
	Housing Development Finance Corp. Ltd.	698,934	20,898,952
#	ICICI Bank Ltd., Sponsored ADR	649,989	14,325,747

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	ICICI Bank Ltd.	1,390,129	$15,285,795
Ω	ICICI Lombard General Insurance Co. Ltd.	132,332	1,874,249
Ω	ICICI Prudential Life Insurance Co. Ltd.	169,973	1,046,001
*	IDFC First Bank Ltd.	3,037,968	2,064,225
	Indian Hotels Co. Ltd.	373,713	1,507,706
	Indian Oil Corp. Ltd.	1,397,934	1,153,779
*	Indian Overseas Bank	1,569,149	352,865
	Indian Railway Catering & Tourism Corp. Ltd.	315,471	2,824,196
Ω	Indian Railway Finance Corp. Ltd.	193,243	52,871
	Indraprastha Gas Ltd.	248,390	1,283,351
	Indus Towers Ltd.	1,064,122	2,389,762
	IndusInd Bank Ltd.	317,938	4,397,592
	Info Edge India Ltd.	41,683	1,972,413
#	Infosys Ltd., Sponsored ADR	500,328	9,371,143
	Infosys Ltd.	1,779,532	33,201,533
* Ω	InterGlobe Aviation Ltd.	51,183	1,104,849
	Ipca Laboratories Ltd.	58,404	637,518
	ITC Ltd.	1,903,270	8,030,571
	Jindal Steel & Power Ltd.	801,679	4,465,891
	JSW Energy Ltd.	309,078	1,258,491
	JSW Steel Ltd.	1,422,439	11,597,295
	Jubilant Foodworks Ltd.	480,298	3,561,998
	Kansai Nerolac Paints Ltd.	114,122	666,096
	Kotak Mahindra Bank Ltd.	406,367	9,354,657
Ω	L&T Technology Services Ltd.	29,195	1,247,680
Ω	Larsen & Toubro Infotech Ltd.	40,803	2,336,124
	Larsen & Toubro Ltd.	390,209	9,592,960
Ω	Laurus Labs Ltd.	355,427	1,955,241
	Linde India Ltd.	2,782	103,092
	Lupin Ltd.	260,207	2,195,302
	Mahindra & Mahindra Ltd.	905,189	14,787,857
	Marico Ltd.	535,354	3,405,764
	Maruti Suzuki India Ltd.	42,433	4,895,914
*	Max Financial Services Ltd.	154,648	1,323,112
*	Max Healthcare Institute Ltd.	223,862	1,233,248
	Mindtree Ltd.	77,849	3,199,425
	Motherson Sumi Wiring India Ltd.	1,325,504	1,354,133
	Mphasis Ltd.	126,795	3,036,671
	MRF Ltd.	2,316	2,534,212
	Muthoot Finance Ltd.	242,710	3,066,984
	Nestle India Ltd.	20,232	4,976,646
	NHPC Ltd.	1,327,907	685,266
	NMDC Ltd.	1,251,805	1,503,514
	Nmdc Steel Ltd.	1,251,805	582,217
	NTPC Ltd.	1,541,570	3,233,532
	Oberoi Realty Ltd.	85,578	960,204
	Oil & Natural Gas Corp. Ltd.	877,424	1,417,903
	Oracle Financial Services Software Ltd.	32,810	1,157,566
	Page Industries Ltd.	8,044	4,842,885
	Persistent Systems Ltd.	41,548	1,854,889
	Petronet LNG Ltd.	1,564,099	3,879,853
	PI Industries Ltd.	68,216	2,674,539
	Pidilite Industries Ltd.	87,949	2,757,340
	Piramal Enterprises Ltd.	117,594	1,209,343
*	Piramal Pharma Ltd.	470,376	945,270
	Polycab India Ltd.	9,594	321,997
	Power Finance Corp. Ltd.	2,196,312	3,053,182
	Power Grid Corp. of India Ltd.	1,541,802	4,242,761
	Procter & Gamble Hygiene & Health Care Ltd.	10,621	1,801,872

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Punjab National Bank	1,966,565	$1,019,645
	REC Ltd.	1,685,443	2,093,372
	Relaxo Footwears Ltd.	18,573	217,623
	Reliance Industries Ltd.	1,374,995	42,364,653
	Samvardhana Motherson International Ltd.	1,988,257	1,553,560
	SBI Cards & Payment Services Ltd.	79,899	798,204
Ω	SBI Life Insurance Co. Ltd.	143,303	2,196,016
	Schaeffler India Ltd.	10,805	362,053
	Shree Cement Ltd.	7,834	2,153,796
	Shriram Transport Finance Co. Ltd.	254,074	3,771,894
	Siemens Ltd.	33,599	1,186,441
	Solar Industries India Ltd.	4,601	216,269
	SRF Ltd.	132,025	4,083,465
	State Bank of India	933,814	6,481,513
	State Bank of India, GDR	3,115	214,312
	Steel Authority of India Ltd.	2,218,861	2,109,344
	Sun Pharmaceutical Industries Ltd.	598,582	7,360,059
	Sundaram Finance Holdings Ltd.	40,687	43,943
	Sundaram Finance Ltd.	964	27,076
	Supreme Industries Ltd.	12,166	318,824
	Tata Chemicals Ltd.	33,210	454,689
	Tata Communications Ltd.	108,655	1,649,439
	Tata Consultancy Services Ltd.	572,990	22,023,536
	Tata Consumer Products Ltd.	546,708	5,092,380
	Tata Elxsi Ltd.	32,921	2,793,084
# *	Tata Motors Ltd., Sponsored ADR	47,265	1,182,098
*	Tata Motors Ltd.	2,234,196	11,170,004
	Tata Power Co. Ltd.	771,887	2,111,151
	Tata Steel Ltd.	11,675,250	14,256,387
	Tech Mahindra Ltd.	590,572	7,595,637
	Thermax Ltd.	1,412	37,280
	Titan Co. Ltd.	181,344	6,058,766
	Torrent Pharmaceuticals Ltd.	152,170	3,029,268
	Trent Ltd.	96,354	1,776,320
	Tube Investments of India Ltd.	47,225	1,552,924
	TVS Motor Co. Ltd.	199,478	2,762,580
	UltraTech Cement Ltd.	61,077	4,957,393
	Union Bank of India Ltd.	739,695	481,076
	United Breweries Ltd.	45,973	917,818
*	United Spirits Ltd.	259,011	2,806,346
	UNO Minda Ltd.	73,811	477,875
	UPL Ltd.	1,057,811	9,361,501
	Varun Beverages Ltd.	249,699	3,166,734
	Vedanta Ltd.	1,416,252	4,803,331
*	Vodafone Idea Ltd.	7,119,524	740,987
	Voltas Ltd.	162,390	1,722,180
	Wipro Ltd.	857,062	4,009,544
	Zee Entertainment Enterprises Ltd.	7,924	25,164
	Zydus Lifesciences Ltd.	310,331	1,624,596

TOTAL INDIA			732,426,443

INDONESIA — (2.4%)
	Adaro Energy Indonesia Tbk PT	26,638,800	6,796,053
*	Allo Bank Indonesia Tbk PT	285,800	42,153
	Aneka Tambang Tbk PT	7,413,500	877,522
	Astra International Tbk PT	16,277,210	6,955,749
	Bank Central Asia Tbk PT	30,668,300	17,336,096
*	Bank Jago Tbk PT	1,709,200	559,590
	Bank Mandiri Persero Tbk PT	9,252,634	6,250,645

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Bank Negara Indonesia Persero Tbk PT	5,902,722	$3,558,946
	Bank Pan Indonesia Tbk PT	307,900	47,435
	Bank Rakyat Indonesia Persero Tbk PT	29,651,176	8,845,927
	Bank Syariah Indonesia Tbk PT	4,614,000	414,162
	Barito Pacific Tbk PT	17,543,900	928,188
	Bukit Asam Tbk PT	7,340,300	1,838,312
*	Capital Financial Indonesia Tbk PT	3,491,300	170,018
	Charoen Pokphand Indonesia Tbk PT	5,302,800	1,894,452
	Elang Mahkota Teknologi Tbk PT	8,468,400	839,532
	Gudang Garam Tbk PT	590,900	913,178
	Indah Kiat Pulp & Paper Tbk PT	3,417,500	2,102,985
	Indo Tambangraya Megah Tbk PT	637,600	1,836,708
	Indocement Tunggal Prakarsa Tbk PT	1,530,800	910,591
	Indofood CBP Sukses Makmur Tbk PT	1,227,000	765,865
	Indofood Sukses Makmur Tbk PT	6,125,100	2,534,348
	Indosat Tbk PT	968,600	420,348
*	Jasa Marga Persero Tbk PT	314,813	68,831
	Kalbe Farma Tbk PT	26,423,900	3,474,908
	Mayora Indah Tbk PT	2,611,225	401,356
*	Merdeka Copper Gold Tbk PT	3,606,495	873,264
	Mitra Keluarga Karyasehat Tbk PT	4,337,300	768,305
*	MNC Studios International Tbk PT	169,100	54,437
	Perusahaan Gas Negara Tbk PT	9,214,200	1,167,528
	Sarana Menara Nusantara Tbk PT	22,264,500	1,648,117
	Semen Indonesia Persero Tbk PT	3,768,500	1,922,349
	Sinar Mas Agro Resources & Technology Tbk PT	1,019,900	302,617
*	Smartfren Telecom Tbk PT	100,723,200	502,773
	Sumber Alfaria Trijaya Tbk PT	11,117,200	2,008,884
	Telkom Indonesia Persero Tbk PT	22,978,700	6,453,586
	Tower Bersama Infrastructure Tbk PT	2,421,400	382,375
	Transcoal Pacific Tbk PT	870,200	573,132
	Unilever Indonesia Tbk PT	4,594,500	1,366,884
	United Tractors Tbk PT	3,132,496	6,479,680
*	Vale Indonesia Tbk PT	2,888,500	1,206,497
	XL Axiata Tbk PT	6,670,600	1,078,274

TOTAL INDONESIA			97,572,600

MALAYSIA — (1.7%)
	Alliance Bank Malaysia Bhd	659,500	515,961
	AMMB Holdings Bhd	2,258,559	1,954,307
	Axiata Group Bhd	1,981,532	1,192,504
	Batu Kawan Bhd	117,300	520,174
#	BIMB Holdings Bhd	963,955	516,928
	Bursa Malaysia Bhd	325,200	443,659
	Carlsberg Brewery Malaysia Bhd, Class B	142,900	673,229
	CIMB Group Holdings Bhd	2,885,948	3,371,143
	D&O Green Technologies Bhd	461,100	379,506
	Dialog Group Bhd	2,084,818	908,557
	DiGi.Com Bhd	1,985,320	1,592,453
	FGV Holdings Bhd	168,700	47,105
	Fraser & Neave Holdings Bhd	135,400	587,861
	Gamuda Bhd	2,068,727	1,683,207
	Genting Bhd	1,808,100	1,699,111
	Genting Malaysia Bhd	2,150,900	1,247,772
	Genting Plantations Bhd	294,500	381,233
	HAP Seng Consolidated Bhd	792,800	1,079,314
#	Hartalega Holdings Bhd	3,107,000	1,418,455
#	Heineken Malaysia Bhd	142,000	692,849
	Hong Leong Bank Bhd	259,166	1,161,718

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Hong Leong Financial Group Bhd	307,783	$1,243,478
	IHH Healthcare Bhd	744,900	937,649
	IJM Corp. Bhd	1,900,700	654,851
	Inari Amertron Bhd	2,621,400	1,383,566
	IOI Corp. Bhd	1,432,105	1,235,898
	IOI Properties Group Bhd	1,450,429	316,113
	Kuala Lumpur Kepong Bhd	376,546	1,723,966
	Malayan Banking Bhd	2,464,719	4,477,296
*	Malaysia Airports Holdings Bhd	768,241	971,338
	Malaysian Pacific Industries Bhd	77,600	395,212
#	Maxis Bhd	1,355,100	1,103,045
	MISC Bhd	629,598	963,454
# Ω	MR DIY Group M Bhd	526,850	225,241
	My EG Services Bhd	5,751,538	1,076,761
	Nestle Malaysia Bhd	43,200	1,215,166
	Petronas Chemicals Group Bhd	1,202,900	2,217,697
	Petronas Dagangan Bhd	165,700	760,366
	Petronas Gas Bhd	397,700	1,438,357
	PPB Group Bhd	495,880	1,751,010
	Press Metal Aluminium Holdings Bhd	1,958,700	1,803,060
	Public Bank Bhd	8,022,870	7,587,220
	QL Resources Bhd	932,285	1,009,961
	RHB Bank Bhd	1,664,929	2,016,214
	Scientex Bhd	251,200	173,222
	Sime Darby Bhd	4,489,961	2,137,908
	Sime Darby Plantation Bhd	1,349,221	1,256,150
#	Sunway Bhd	2,102,182	711,531
	Telekom Malaysia Bhd	517,329	608,437
	Tenaga Nasional Bhd	985,950	1,755,801
	TIME dotCom Bhd	1,062,500	1,022,868
#	Top Glove Corp. Bhd	9,558,800	1,608,897
#	United Plantations Bhd	124,500	375,295
	ViTrox Corp. Bhd	242,100	364,225
	Westports Holdings Bhd	718,400	509,505
	Yinson Holdings Bhd	1,423,240	638,304
	YTL Corp. Bhd	6,697,612	800,363

TOTAL MALAYSIA			70,536,471

MEXICO — (2.6%)
	Alfa SAB de CV, Class A	8,597,258	5,710,388
	America Movil SAB de CV	17,462,580	16,481,615
	Arca Continental SAB de CV	368,914	3,013,800
	Becle SAB de CV	199,974	423,505
*	Cemex SAB de CV	11,428,443	4,453,015
*	Cemex SAB de CV, Sponsored ADR	27,210	105,031
	Coca-Cola Femsa SAB de CV, Sponsored ADR	3,923	246,325
	Coca-Cola Femsa SAB de CV	415,925	2,616,089
	El Puerto de Liverpool SAB de CV, Class C1	158,233	808,455
#	Fomento Economico Mexicano SAB de CV	748,304	5,368,391
	Gruma SAB de CV, Class B	252,563	2,914,679
#	Grupo Aeroportuario del Pacifico SAB de CV, ADR	5,030	779,952
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	214,220	3,322,664
	Grupo Aeroportuario del Sureste SAB de CV, ADR	10,474	2,444,841
	Grupo Aeroportuario del Sureste SAB de CV, Class B	2,990	70,169
	Grupo Bimbo SAB de CV, Class A	997,325	3,866,377
	Grupo Carso SAB de CV	511,112	2,061,164
#	Grupo Elektra SAB de CV	50,113	2,516,653
	Grupo Financiero Banorte SAB de CV, Class O	1,806,062	14,702,455
# *	Grupo Financiero Inbursa SAB de CV, Class O	2,047,375	3,764,492

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Grupo Mexico SAB de CV, Class B	2,030,191	$7,313,114
	Grupo Televisa SAB, Sponsored ADR	46,299	243,070
	Grupo Televisa SAB	1,867,160	1,979,022
#	Industrias Penoles SAB de CV	183,600	2,057,287
	Kimberly-Clark de Mexico SAB de CV, Class A	1,548,097	2,439,388
	Orbia Advance Corp. SAB de CV	2,213,800	3,724,118
	Organizacion Soriana SAB de CV, Class B	383,357	585,300
# *	Sitios Latinoamerica SAB de CV	873,128	258,682
#	Wal-Mart de Mexico SAB de CV	2,505,757	9,680,040

TOTAL MEXICO			103,950,081

PERU — (0.2%)
*	Aenza SAA, Sponsored ADR	42,218	39,022
*	Cementos Pacasmayo SAA, ADR	16,712	89,411
#	Cia de Minas Buenaventura SAA, ADR	53,274	369,722
	Credicorp Ltd.	39,029	5,712,284

TOTAL PERU			6,210,439

PHILIPPINES — (0.8%)
	Aboitiz Equity Ventures, Inc.	815,740	801,730
	Aboitiz Power Corp.	1,370,000	750,471
	ACEN Corp.	3,064,506	333,217
	Ayala Corp.	117,302	1,361,266
	Ayala Land, Inc.	3,424,218	1,519,631
	Bank of the Philippine Islands	1,507,742	2,507,470
	BDO Unibank, Inc.	1,553,962	3,434,854
*	Converge Information & Communications Technology Solutions, Inc.	95,300	20,411
	DMCI Holdings, Inc.	393,900	64,932
*	Emperador, Inc.	1,390,700	470,589
* ††	Fwbc Holdings, Inc.	2,006,957	0
	Globe Telecom, Inc.	21,677	873,918
	International Container Terminal Services, Inc.	623,010	1,867,577
	JG Summit Holdings, Inc.	2,422,589	1,813,487
	Jollibee Foods Corp.	284,210	1,140,058
	Manila Electric Co.	109,980	573,424
	Metro Pacific Investments Corp.	4,297,700	271,918
	Metropolitan Bank & Trust Co.	2,744,218	2,463,708
	PLDT, Inc., Sponsored ADR	19,949	548,996
	PLDT, Inc.	102,335	2,885,840
	San Miguel Corp.	1,213,110	2,016,296
	San Miguel Food & Beverage, Inc.	85,800	54,249
	Semirara Mining & Power Corp.	387,700	235,711
	SM Investments Corp.	102,383	1,459,200
	SM Prime Holdings, Inc.	4,214,410	2,301,586
	Union Bank of the Philippines	2,107	2,808
	Universal Robina Corp.	775,650	1,640,957
	Wilcon Depot, Inc.	236,600	120,248

TOTAL PHILIPPINES			31,534,552

POLAND — (0.6%)
#* Ω	Allegro.eu SA	105,206	510,265
	Asseco Poland SA	45,345	652,422
	Bank Handlowy w Warszawie SA	19,571	253,303
*	Bank Millennium SA	124,117	113,060
	Bank Polska Kasa Opieki SA	117,069	1,918,697
	Budimex SA	3,960	198,813
#	CD Projekt SA	33,657	894,292
	Cyfrowy Polsat SA	260,132	973,956

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
POLAND — (Continued)
* Ω	Dino Polska SA	30,321	$1,979,122
	Grupa Kety SA	1,845	190,336
	ING Bank Slaski SA	21,579	751,873
	Inter Cars SA	114	8,590
*	Jastrzebska Spolka Weglowa SA	13,839	120,020
	KGHM Polska Miedz SA	112,453	2,248,217
	KRUK SA	1,908	111,108
	LPP SA	714	1,237,183
*	mBank SA	18,089	1,012,599
	Orange Polska SA	653,211	823,581
*	PGE Polska Grupa Energetyczna SA	675,732	770,164
	Polski Koncern Naftowy Orlen SA	453,542	5,208,255
*	Polskie Gornictwo Naftowe i Gazownictwo SA	904,182	974,996
	Powszechna Kasa Oszczednosci Bank Polski SA	336,889	1,835,834
	Powszechny Zaklad Ubezpieczen SA	323,904	1,814,611
	Santander Bank Polska SA	18,511	982,917

TOTAL POLAND			25,584,214

QATAR — (1.0%)
	Barwa Real Estate Co.	45,574	42,526
	Commercial Bank PSQC	1,021,572	1,765,816
	Industries Qatar QSC	748,482	3,240,190
	Masraf Al Rayan QSC	3,533,707	3,723,242
	Mesaieed Petrochemical Holding Co.	3,448,812	2,150,991
	Ooredoo QPSC	1,353,316	3,628,229
	Qatar Electricity & Water Co. QSC	382,308	1,941,731
	Qatar Fuel QSC	331,230	1,735,336
	Qatar Gas Transport Co. Ltd.	3,816,139	4,296,413
	Qatar International Islamic Bank QSC	559,434	1,776,922
	Qatar Islamic Bank SAQ	680,495	4,553,480
	Qatar National Bank QPSC	2,505,254	13,717,886

TOTAL QATAR			42,572,762

RUSSIA — (0.0%)
* ††	Gazprom PJSC,Sponsored ADR	1,293,312	0
* ††	Lukoil PJSC, Sponsored ADR	128,002	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	172,148	0
* ††	MMC Norilsk Nickel PJSC, ADR	205,087	0
* ††	Mobile TeleSystems PJSC, ADR	294,338	0
* ††	Novatek PJSC, GDR	15,415	0
* ††	Novolipetsk Steel PJSC, GDR	60,064	0
* ††	PhosAgro PJSC	582	0
* ††	PhosAgro PJSC, GDR	90,265	0
* ††	Polyus PJSC, GDR	20,177	0
* ††	Rosneft Oil Co. PJSC, GDR	275,526	0
* ††	Rostelecom PJSC,Sponsored ADR	88,099	0
* ††	RusHydro PJSC, ADR	808,023	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	948,237	0
* ††	Severstal PAO, GDR	67,875	0
* ††	Tatneft PJSC,Sponsored ADR	122,269	0
* ††	VK Co. Ltd., GDR	9,666	0
* ††	VTB Bank PJSC, GDR	1,705,908	0
* ††	X5 Retail Group NV, GDR	81,764	0

SAUDI ARABIA — (4.7%)
	Abdullah Al Othaim Markets Co.	53,471	1,615,343
	Advanced Petrochemical Co.	123,833	1,457,469
*	Al Rajhi Bank	1,085,108	24,605,766

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Alinma Bank	765,866	$7,640,252
	Almarai Co. JSC	151,980	2,275,921
	Arab National Bank	471,307	4,047,013
	Arabian Centres Co. Ltd.	120,619	626,718
*	Bank AlBilad	379,651	5,126,953
	Bank Al-Jazira	473,561	2,946,359
	Banque Saudi Fransi	470,724	5,410,962
	Bupa Arabia for Cooperative Insurance Co.	48,595	2,495,855
*	Dar Al Arkan Real Estate Development Co.	584,678	2,091,862
	Dr Sulaiman Al Habib Medical Services Group Co.	40,198	2,424,856
*	Emaar Economic City	186,198	475,435
	Etihad Etisalat Co.	943,798	9,188,419
	Jarir Marketing Co.	73,421	3,202,523
*	Mobile Telecommunications Co. Saudi Arabia	996,100	3,440,421
	Mouwasat Medical Services Co.	52,804	3,073,886
*	National Industrialization Co.	358,846	1,275,783
*	Rabigh Refining & Petrochemical Co.	649,687	2,355,300
	Riyad Bank	967,941	9,250,996
	SABIC Agri-Nutrients Co.	152,786	6,455,496
	Sahara International Petrochemical Co.	608,267	6,548,522
*	Saudi Arabian Mining Co.	512,286	11,402,576
Ω	Saudi Arabian Oil Co.	1,032,167	9,579,044
	Saudi Basic Industries Corp.	442,004	10,378,482
	Saudi British Bank	712,216	8,250,011
	Saudi Electricity Co.	366,509	2,631,711
	Saudi Industrial Investment Group	463,238	2,767,528
	Saudi Investment Bank	413,525	1,994,838
*	Saudi Kayan Petrochemical Co.	1,216,330	4,260,800
	Saudi National Bank	945,913	14,950,375
*	Saudi Research & Media Group	46,206	2,475,135
	Saudi Telecom Co.	1,007,500	10,824,373
	Savola Group	305,124	2,377,204
	Southern Province Cement Co.	14,117	205,756
	Yanbu National Petrochemical Co.	267,708	3,183,024

TOTAL SAUDI ARABIA			193,312,967

SOUTH AFRICA — (3.5%)
	Absa Group Ltd.	539,065	5,853,827
	African Rainbow Minerals Ltd.	35,825	504,492
	Anglo American Platinum Ltd.	30,706	2,444,997
	AngloGold Ashanti Ltd., Sponsored ADR	416,896	5,440,493
	Aspen Pharmacare Holdings Ltd.	422,830	3,478,168
	Bid Corp. Ltd.	191,129	3,075,681
	Bidvest Group Ltd.	364,485	4,211,317
	Capitec Bank Holdings Ltd.	41,839	4,332,296
#	Clicks Group Ltd.	277,963	4,709,390
*	Discovery Ltd.	488,952	3,198,150
	Exxaro Resources Ltd.	326,361	3,636,710
	FirstRand Ltd.	2,693,023	9,414,756
#	Gold Fields Ltd., Sponsored ADR	802,892	6,326,789
	Impala Platinum Holdings Ltd.	739,263	7,569,063
	Investec Ltd.	262,805	1,292,125
	Kumba Iron Ore Ltd.	34,502	649,069
	Mr Price Group Ltd.	256,073	2,464,642
	MTN Group Ltd.	1,570,195	11,097,278
	MultiChoice Group	429,429	2,806,665
	Naspers Ltd., Class N	50,967	5,253,770
	Nedbank Group Ltd.	460,235	5,448,627
	NEPI Rockcastle NV	348,853	1,753,394

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Ninety One Ltd.	225,714	$530,755
*	Northam Platinum Holdings Ltd.	303,245	2,836,896
	Old Mutual Ltd.	7,858,201	4,460,566
Ω	Pepkor Holdings Ltd.	1,217,627	1,504,853
	Sanlam Ltd.	1,479,776	4,313,461
#	Sasol Ltd., Sponsored ADR	501,115	8,433,765
	Shoprite Holdings Ltd.	295,830	3,765,488
	Sibanye Stillwater Ltd.	2,439,984	5,714,989
#	Sibanye Stillwater Ltd., ADR	214,816	2,017,122
	Standard Bank Group Ltd.	688,647	6,428,683
	Vodacom Group Ltd.	315,489	2,148,956
	Woolworths Holdings Ltd.	1,130,428	3,876,453

TOTAL SOUTH AFRICA			140,993,686

SOUTH KOREA — (11.7%)
*	Alteogen, Inc.	18,172	466,583
	Amorepacific Corp.	10,122	657,184
#	Amorepacific Group	32,258	558,518
	BGF retail Co. Ltd.	9,471	1,238,542
	BNK Financial Group, Inc.	332,888	1,495,963
	Caregen Co. Ltd.	975	65,055
#	Celltrion Healthcare Co. Ltd.	27,674	1,346,439
*	Celltrion Pharm, Inc.	11,394	540,508
	Celltrion, Inc.	44,288	5,953,137
	Cheil Worldwide, Inc.	69,463	1,190,267
#	Chunbo Co. Ltd.	2,789	426,585
#	CJ CheilJedang Corp.	8,824	2,561,976
	CJ Corp.	24,910	1,253,699
	CJ ENM Co. Ltd.	20,351	1,046,418
*	CJ Logistics Corp.	12,469	767,899
	Com2uSCorp.	2,949	146,734
*	CosmoAM&T Co. Ltd.	12,486	586,279
	Coway Co. Ltd.	56,244	2,180,911
#	CS Wind Corp.	16,801	692,108
	Daeduck Electronics Co. Ltd.	12,770	219,813
	Daejoo Electronic Materials Co. Ltd.	3,936	247,570
	Daesung Holdings Co. Ltd.	2,439	168,967
*	Daewoo Engineering & Construction Co. Ltd.	313,837	924,229
# *	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	31,106	398,947
	Daewoong Co. Ltd.	1,530	22,139
	Daewoong Pharmaceutical Co. Ltd.	732	82,872
#	DB HiTek Co. Ltd.	45,779	1,417,045
	DB Insurance Co. Ltd.	93,028	3,671,436
#	DL E&C Co. Ltd.	57,621	1,390,160
#	DL Holdings Co. Ltd.	17,437	751,412
#	Dongjin Semichem Co. Ltd.	30,624	644,431
	Dongkuk Steel Mill Co. Ltd.	41,126	329,531
	Dongsuh Cos., Inc.	23,600	337,591
*	Dongwha Enterprise Co. Ltd.	922	42,388
	Dongwon Systems Corp.	1,506	48,473
	Doosan Bobcat, Inc.	59,853	1,404,687
*	Doosan Enerbility Co. Ltd.	217,682	2,019,734
# *	Doosan Fuel Cell Co. Ltd.	28,267	539,437
	Douzone Bizon Co. Ltd.	12,968	277,169
	Ecopro BM Co. Ltd.	19,332	1,557,075
#	Ecopro Co. Ltd.	10,233	1,015,850
	E-MART, Inc.	20,339	1,205,750
	F&F Co. Ltd.	4,455	453,911
#	Fila Holdings Corp.	69,695	1,596,208

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Foosung Co. Ltd.	47,363	$410,845
#	Green Cross Corp.	4,063	362,903
	GS Engineering & Construction Corp.	80,479	1,222,859
	GS Holdings Corp.	83,334	2,687,984
	GS Retail Co. Ltd.	60,832	1,083,204
	Hana Financial Group, Inc.	337,861	9,768,026
*	Hanjin Kal Corp.	7,798	217,391
	Hankook Tire & Technology Co. Ltd.	82,943	2,124,523
	Hanmi Pharm Co. Ltd.	4,282	759,692
#	Hanmi Science Co. Ltd.	7,614	170,847
#	Hanon Systems	115,792	632,722
#	Hansol Chemical Co. Ltd.	9,131	1,185,951
	Hanwha Aerospace Co. Ltd.	31,151	1,450,748
#	Hanwha Corp.	56,544	1,006,095
*	Hanwha Life Insurance Co. Ltd.	349,192	534,602
*	Hanwha Solutions Corp.	53,323	1,762,253
	HD Hyundai Co. Ltd.	50,425	2,152,606
	Hite Jinro Co. Ltd.	24,304	437,001
	HL Mando Co. Ltd.	37,987	1,315,254
# *	HLB, Inc.	63,504	1,800,378
#	HMM Co. Ltd.	398,652	5,332,741
	Hotel Shilla Co. Ltd.	28,318	1,289,523
*	Hugel, Inc.	2,731	213,939
# *	HYBE Co. Ltd.	4,789	405,377
#	Hyosung Advanced Materials Corp.	2,410	538,351
#	Hyosung Corp.	9,034	434,009
	Hyosung TNC Corp.	175	32,065
	Hyundai Autoever Corp.	3,735	309,743
	Hyundai Department Store Co. Ltd.	6,109	231,700
*	Hyundai Doosan Infracore Co. Ltd.	223,139	867,484
	Hyundai Elevator Co. Ltd.	15,545	274,668
	Hyundai Engineering & Construction Co. Ltd.	84,807	2,073,306
	Hyundai Glovis Co. Ltd.	23,148	2,821,445
	Hyundai Marine & Fire Insurance Co. Ltd.	127,359	2,974,231
*	Hyundai Mipo Dockyard Co. Ltd.	15,813	1,017,674
	Hyundai Mobis Co. Ltd.	40,679	6,239,318
	Hyundai Motor Co.	59,619	6,870,402
*	Hyundai Rotem Co. Ltd.	47,080	803,357
	Hyundai Steel Co.	128,244	2,523,561
#	Hyundai Wia Corp.	16,610	710,565
#	Iljin Materials Co. Ltd.	12,480	529,556
	Industrial Bank of Korea	314,491	2,304,781
	JB Financial Group Co. Ltd.	63,408	319,293
	JYP Entertainment Corp.	24,714	960,745
	Kakao Corp.	86,689	3,075,272
*	Kakao Games Corp.	18,687	516,891
*	Kangwon Land, Inc.	32,321	521,123
	KB Financial Group, Inc.	309,585	10,417,236
	KB Financial Group, Inc., ADR	30,584	1,025,787
	KCC Corp.	4,724	806,830
	KEPCO Engineering & Construction Co., Inc.	6,591	229,377
	KEPCO Plant Service & Engineering Co. Ltd.	13,138	293,812
	KG Dongbu Steel	19,170	104,361
	Kia Corp.	144,165	6,699,461
	KIWOOM Securities Co. Ltd.	27,235	1,540,983
*	KMW Co. Ltd.	13,691	226,839
	Kolon Industries, Inc.	19,334	588,749
	Korea Aerospace Industries Ltd.	25,553	848,629
*	Korea Electric Power Corp., Sponsored ADR	25,248	148,206

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Korea Electric Power Corp.	92,178	$1,080,925
	Korea Gas Corp.	24,489	597,632
	Korea Investment Holdings Co. Ltd.	62,842	2,181,483
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	39,696	2,022,170
	Korea Zinc Co. Ltd.	3,733	1,674,073
*	Korean Air Lines Co. Ltd.	220,303	3,567,594
#	KT Corp., Sponsored ADR	82,100	1,043,491
	KT&G Corp.	70,941	4,764,505
	Kumho Petrochemical Co. Ltd.	35,567	3,260,585
*	L&F Co. Ltd.	8,283	1,305,312
#	LEENO Industrial, Inc.	10,832	1,037,787
	LG Chem Ltd.	21,330	9,360,424
	LG Corp.	73,098	4,057,890
#	LG Display Co. Ltd., ADR	327,393	1,453,625
	LG Display Co. Ltd.	221,348	1,975,374
	LG Electronics, Inc.	157,679	9,006,661
	LG H&H Co. Ltd.	4,994	1,784,260
	LG Innotek Co. Ltd.	9,241	1,917,177
	LG Uplus Corp.	420,444	3,376,283
	LIG Nex1 Co. Ltd.	4,208	300,005
#	Lotte Chemical Corp.	15,371	1,592,718
	Lotte Chilsung Beverage Co. Ltd.	2,724	268,243
	Lotte Corp.	34,062	778,424
	LOTTE Fine Chemical Co. Ltd.	20,046	788,279
	Lotte Shopping Co. Ltd.	12,790	783,083
	LS Corp.	19,269	897,830
	LS Electric Co. Ltd.	17,507	674,737
	LX International Corp.	39,692	1,130,560
#	LX Semicon Co. Ltd.	11,384	660,496
	Macquarie Korea Infrastructure Fund	208,019	1,612,185
	Meritz Financial Group, Inc.	62,223	945,721
	Meritz Fire & Marine Insurance Co. Ltd.	47,853	1,054,593
	Meritz Securities Co. Ltd.	397,797	1,031,517
	Mirae Asset Securities Co. Ltd.	333,586	1,484,965
	NAVER Corp.	38,269	4,539,401
#	NCSoft Corp.	5,915	1,615,856
# Ω	Netmarble Corp.	22,472	702,270
	NH Investment & Securities Co. Ltd.	177,468	1,115,859
#	NongShim Co. Ltd.	2,906	615,554
#	OCI Co. Ltd.	29,953	2,139,393
#	Orion Corp.	19,068	1,356,942
#	Osstem Implant Co. Ltd.	7,119	530,102
	Ottogi Corp.	1,618	501,179
	Pan Ocean Co. Ltd.	444,419	1,338,286
*	Paradise Co. Ltd.	24,370	242,530
*	Pearl Abyss Corp.	18,229	530,749
#	POSCO Chemical Co. Ltd.	8,327	1,162,689
	POSCO Holdings, Inc.	47,972	8,361,075
#	Posco International Corp.	94,648	1,369,403
	S-1 Corp.	18,026	788,931
* Ω	Samsung Biologics Co. Ltd.	5,311	3,263,807
	Samsung C&T Corp.	39,138	3,248,925
#	Samsung Card Co. Ltd.	26,138	566,644
	Samsung Electro-Mechanics Co. Ltd.	51,069	4,325,111
	Samsung Electronics Co. Ltd.	3,140,501	130,707,098
*	Samsung Engineering Co. Ltd.	99,972	1,670,062
	Samsung Fire & Marine Insurance Co. Ltd.	40,945	5,742,510
*	Samsung Heavy Industries Co. Ltd.	317,207	1,145,153
	Samsung Life Insurance Co. Ltd.	63,894	3,019,486

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung SDI Co. Ltd.	19,354	$9,985,019
	Samsung SDS Co. Ltd.	21,777	1,907,861
	Samsung Securities Co. Ltd.	74,696	1,661,897
#	Seegene, Inc.	44,351	891,617
	Seoul City Gas Co. Ltd.	439	101,500
	SFA Engineering Corp.	10,979	293,535
	Shinhan Financial Group Co. Ltd.	380,795	9,678,506
	Shinhan Financial Group Co. Ltd., ADR	46,849	1,184,811
	Shinsegae, Inc.	10,056	1,497,282
# *	SK Biopharmaceuticals Co. Ltd.	12,316	501,419
	SK Chemicals Co. Ltd.	6,497	402,508
	SK Hynix, Inc.	384,714	22,271,674
*	SK Innovation Co. Ltd.	76,816	9,301,452
#	SK Networks Co. Ltd.	242,361	684,542
	SK Telecom Co. Ltd.	55,517	1,950,963
	SK, Inc.	42,871	6,424,110
	SKC Co. Ltd.	12,904	934,648
#	SL Corp.	10,180	219,065
#	SM Entertainment Co. Ltd.	9,331	464,777
#	S-Oil Corp.	33,599	2,037,260
	Solus Advanced Materials Co. Ltd.	5,507	129,446
	Soulbrain Co. Ltd.	4,534	650,092
	Ssangyong C&E Co. Ltd.	107,296	427,560
	ST Pharm Co. Ltd.	3,410	198,978
*	Studio Dragon Corp.	9,633	461,409
*	Taihan Electric Wire Co. Ltd.	275,870	289,929
	Tokai Carbon Korea Co. Ltd.	1,652	117,395
#	Wemade Co. Ltd.	8,431	261,379
	WONIK IPS Co. Ltd.	21,433	412,628
	Woori Financial Group, Inc.	563,198	4,647,509
	Youngone Corp.	24,214	802,583
#	Yuhan Corp.	28,751	1,205,496

TOTAL SOUTH KOREA			474,217,376

TAIWAN — (15.0%)
	Accton Technology Corp.	390,000	2,932,742
#	Acer, Inc.	4,172,811	2,855,205
#	Advanced Energy Solution Holding Co. Ltd.	18,000	312,819
	Advantech Co. Ltd.	175,190	1,587,158
#	Airtac International Group	132,602	3,034,388
	Alchip Technologies Ltd.	52,000	1,041,344
#	ASE Technology Holding Co. Ltd., ADR	27,294	138,928
#	ASE Technology Holding Co. Ltd.	3,764,782	9,295,807
#	Asia Cement Corp.	2,725,758	3,151,751
#	ASMedia Technology, Inc.	20,000	359,050
#	ASPEED Technology, Inc.	30,300	1,570,775
#	Asustek Computer, Inc.	678,180	4,958,354
	AUO Corp.	9,061,498	4,729,067
	Catcher Technology Co. Ltd.	783,429	4,115,401
	Cathay Financial Holding Co. Ltd.	4,019,340	4,703,862
#	Chailease Holding Co. Ltd.	1,317,016	6,074,981
	Chang Hwa Commercial Bank Ltd.	4,582,777	2,358,343
	Cheng Shin Rubber Industry Co. Ltd.	2,224,965	2,226,049
	Chicony Electronics Co. Ltd.	818,497	2,030,631
	China Airlines Ltd.	6,027,536	3,155,290
	China Development Financial Holding Corp.	13,783,045	5,015,315
#	China Steel Corp.	11,906,932	9,911,573
	Chipbond Technology Corp.	986,000	1,661,691
	Chroma ATE, Inc.	355,000	1,938,170

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Chung Hung Steel Corp.	940,000	$572,786
#	Chunghwa Telecom Co. Ltd., Sponsored ADR	117,361	4,038,392
	Chunghwa Telecom Co. Ltd.	683,000	2,354,926
	Compal Electronics, Inc.	5,218,541	3,413,282
	Compeq Manufacturing Co. Ltd.	859,000	1,160,447
#	CTBC Financial Holding Co. Ltd.	16,024,175	10,123,062
	Delta Electronics, Inc.	827,486	6,584,150
	E Ink Holdings, Inc.	270,000	1,715,626
#	E.Sun Financial Holding Co. Ltd.	9,531,922	6,850,249
#	Eclat Textile Co. Ltd.	142,402	1,868,700
#	Elite Material Co. Ltd.	288,000	1,302,723
	eMemory Technology, Inc.	64,000	2,122,206
	Eternal Materials Co. Ltd.	768,161	711,769
	Eva Airways Corp.	4,130,758	2,982,912
	Evergreen Marine Corp. Taiwan Ltd.	1,047,289	4,455,481
	Far Eastern International Bank	488,111	160,333
	Far Eastern New Century Corp.	3,183,085	3,172,604
	Far EasTone Telecommunications Co. Ltd.	1,337,000	2,931,507
#	Faraday Technology Corp.	122,000	534,285
	Farglory Land Development Co. Ltd.	48,000	79,197
	Feng TAY Enterprise Co. Ltd.	352,559	1,750,906
	First Financial Holding Co. Ltd.	9,311,665	7,143,005
	Formosa Chemicals & Fibre Corp.	3,269,518	7,047,367
#	Formosa Petrochemical Corp.	537,000	1,381,652
	Formosa Plastics Corp.	1,804,153	4,648,239
	Formosa Sumco Technology Corp.	91,000	409,105
	Formosa Taffeta Co. Ltd.	699,000	555,832
	Foxconn Technology Co. Ltd.	1,025,627	1,435,687
	Fubon Financial Holding Co. Ltd.	3,783,631	5,976,372
#	Genius Electronic Optical Co. Ltd.	130,695	1,212,833
	Giant Manufacturing Co. Ltd.	394,506	2,510,540
	Gigabyte Technology Co. Ltd.	662,000	1,890,112
	Global Unichip Corp.	76,000	1,143,248
	Globalwafers Co. Ltd.	321,000	3,557,943
#	Highwealth Construction Corp.	1,091,973	1,403,307
	Hiwin Technologies Corp.	386,291	1,984,643
	Hon Hai Precision Industry Co. Ltd.	5,794,322	18,403,209
	Hotai Finance Co. Ltd.	113,000	329,512
	Hotai Motor Co. Ltd.	182,000	3,292,822
*	HTC Corp.	191,000	297,907
	Hua Nan Financial Holdings Co. Ltd.	7,423,500	4,842,869
	Innolux Corp.	12,225,863	4,483,610
	International Games System Co. Ltd.	146,000	1,589,576
#	Inventec Corp.	2,864,550	2,166,320
	King Yuan Electronics Co. Ltd.	1,629,000	1,648,169
	King’s Town Bank Co. Ltd.	329,000	313,122
#	Kinsus Interconnect Technology Corp.	315,000	1,015,015
#	Largan Precision Co. Ltd.	74,860	4,282,887
	Lien Hwa Industrial Holdings Corp.	881,061	1,270,406
	Lite-On Technology Corp.	2,650,410	5,248,420
	Lotes Co. Ltd.	68,139	1,635,262
#	Macronix International Co. Ltd.	2,734,074	2,518,876
	Makalot Industrial Co. Ltd.	238,000	1,473,769
#	MediaTek, Inc.	799,995	14,582,464
#	Mega Financial Holding Co. Ltd.	8,514,028	7,887,801
#	Merida Industry Co. Ltd.	207,287	1,129,550
	Micro-Star International Co. Ltd.	918,000	3,109,452
	momo.com, Inc.	63,000	939,937
#	Nan Ya Plastics Corp.	2,602,599	5,514,491

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Nan Ya Printed Circuit Board Corp.	417,000	$2,720,598
#	Nanya Technology Corp.	1,356,010	2,286,003
	Nien Made Enterprise Co. Ltd.	254,000	1,958,452
	Novatek Microelectronics Corp.	839,000	6,251,173
#	Nuvoton Technology Corp.	171,000	540,595
# *	Oneness Biotech Co. Ltd.	141,000	995,578
#	Parade Technologies Ltd.	84,000	1,581,887
#	Pegatron Corp.	1,911,345	3,494,088
*	PharmaEssentia Corp.	91,869	1,288,934
#	Phison Electronics Corp.	152,000	1,389,133
# *	Polaris Group	142,000	395,454
	Pou Chen Corp.	2,710,487	2,288,218
	Powerchip Semiconductor Manufacturing Corp.	3,884,000	3,697,371
	Powertech Technology, Inc.	1,216,819	2,810,270
#	President Chain Store Corp.	347,831	2,892,211
	Qisda Corp.	1,617,000	1,229,182
	Quanta Computer, Inc.	2,513,000	5,322,801
	Radiant Opto-Electronics Corp.	649,000	1,977,418
	Realtek Semiconductor Corp.	722,950	5,699,201
	Ruentex Development Co. Ltd.	1,856,224	2,278,533
	Ruentex Industries Ltd.	715,214	1,221,775
	Shanghai Commercial & Savings Bank Ltd.	2,779,000	3,999,825
#	Shin Kong Financial Holding Co. Ltd.	13,710,712	3,399,186
	Silergy Corp.	205,000	2,363,996
	Simplo Technology Co. Ltd.	240,000	1,906,987
	Sinbon Electronics Co. Ltd.	190,000	1,475,463
	Sino-American Silicon Products, Inc.	758,000	2,906,907
#	SinoPac Financial Holdings Co. Ltd.	10,193,549	5,086,121
	Standard Foods Corp.	442,418	530,218
	Synnex Technology International Corp.	1,370,343	2,231,071
#	TA Chen Stainless Pipe	2,019,823	2,360,121
#	Taichung Commercial Bank Co. Ltd.	3,160,446	1,229,177
	Taishin Financial Holding Co. Ltd.	10,100,425	4,145,142
	Taiwan Business Bank	7,257,274	2,686,728
#	Taiwan Cement Corp.	5,147,701	4,826,916
#	Taiwan Cooperative Financial Holding Co. Ltd.	8,096,365	6,273,166
	Taiwan FamilyMart Co. Ltd.	48,000	275,516
	Taiwan Fertilizer Co. Ltd.	723,000	1,172,200
	Taiwan Glass Industry Corp.	1,402,375	885,794
	Taiwan High Speed Rail Corp.	1,023,000	891,204
	Taiwan Mobile Co. Ltd.	955,300	2,816,784
	Taiwan Secom Co. Ltd.	264,670	758,252
	Taiwan Semiconductor Manufacturing Co. Ltd.	13,416,808	161,299,590
*	Tatung Co. Ltd.	1,748,000	1,694,849
	Teco Electric & Machinery Co. Ltd.	1,902,000	1,679,980
	Tong Hsing Electronic Industries Ltd.	33,000	176,438
#	Tripod Technology Corp.	623,870	1,723,802
#	Tung Ho Steel Enterprise Corp.	321,040	491,297
	U-Ming Marine Transport Corp.	289,000	314,783
	Unimicron Technology Corp.	1,488,000	5,717,447
	Union Bank Of Taiwan	205,000	96,215
	Uni-President Enterprises Corp.	4,631,033	9,404,512
#	United Microelectronics Corp.	6,765,000	8,134,649
#	Vanguard International Semiconductor Corp.	1,550,000	3,182,412
	Voltronic Power Technology Corp.	75,224	3,049,891
	Walsin Lihwa Corp.	2,857,818	3,161,237
	Walsin Technology Corp.	395,000	964,136
	Wan Hai Lines Ltd.	1,145,747	2,398,589
#	Win Semiconductors Corp.	416,034	1,569,743

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Winbond Electronics Corp.	4,548,407	$2,741,592
††	Wintek Corp.	604,760	6,439
	Wisdom Marine Lines Co. Ltd.	390,000	630,765
	Wistron Corp.	4,067,699	3,284,152
#	Wiwynn Corp.	94,000	2,105,760
	WPG Holdings Ltd.	1,859,039	2,531,186
#	WT Microelectronics Co. Ltd.	87,000	157,137
	Yageo Corp.	330,055	3,741,835
	Yang Ming Marine Transport Corp.	2,345,000	4,365,521
#	YFY, Inc.	1,334,000	1,055,901
	Yuanta Financial Holding Co. Ltd.	9,319,849	5,690,768
	Yulon Finance Corp.	370,476	1,565,211
	Yulon Motor Co. Ltd.	354,000	500,082
	Zhen Ding Technology Holding Ltd.	971,700	3,184,569

TOTAL TAIWAN			609,479,705

THAILAND — (2.5%)
	Advanced Info Service PCL	733,300	3,679,987
	AEON Thana Sinsap Thailand PCL	149,100	640,511
*	Airports of Thailand PCL	1,898,400	3,691,056
	Asset World Corp. PCL	5,732,900	918,831
	B Grimm Power PCL	545,900	484,081
	Bangchak Corp. PCL	1,934,400	1,550,163
	Bangkok Bank PCL	529,400	2,023,849
	Bangkok Bank PCL, NVDR	126,700	484,363
	Bangkok Chain Hospital PCL	2,177,500	1,058,428
	Bangkok Commercial Asset Management PCL	1,838,500	739,071
	Bangkok Dusit Medical Services PCL, Class F	4,406,100	3,415,133
	Bangkok Expressway & Metro PCL	3,479,999	859,485
	Bangkok Life Assurance PCL, NVDR	618,200	531,951
	Banpu PCL	8,546,866	2,807,037
	Banpu Power PCL	669,100	261,944
	Berli Jucker PCL	1,097,400	987,545
*	Beyond Securities PCL	723,900	264,378
	BTS Group Holdings PCL	5,069,500	1,105,540
	Bumrungrad Hospital PCL	251,300	1,498,820
	Carabao Group PCL, Class F	163,600	387,938
	Central Pattana PCL	882,500	1,594,111
*	Central Plaza Hotel PCL	364,500	486,032
	Central Retail Corp. PCL	1,073,050	1,184,133
	CH Karnchang PCL	35,800	21,822
	Charoen Pokphand Foods PCL	2,323,200	1,541,272
	Chularat Hospital PCL, Class F	5,791,500	538,673
	CK Power PCL	1,368,200	177,586
	Com7 PCL, Class F	1,312,700	1,043,331
	CP ALL PCL	2,280,200	3,594,640
	Delta Electronics Thailand PCL	115,000	1,752,496
	Dohome PCL	829,600	281,183
	Electricity Generating PCL	120,500	539,812
	Energy Absolute PCL	823,900	2,088,974
	Esso Thailand PCL	1,807,500	688,617
	Forth Corp. PCL	260,000	362,060
	Global Power Synergy PCL, Class F	282,900	460,846
	Gulf Energy Development PCL	1,161,100	1,540,608
	Gunkul Engineering PCL	5,933,900	802,932
	Hana Microelectronics PCL	33,600	30,678
	Home Product Center PCL	3,733,413	1,432,155
	Indorama Ventures PCL	1,401,500	1,546,584
	Intouch Holdings PCL, Class F	356,100	673,652

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	IRPC PCL	19,703,000	$1,625,523
*	Jasmine Technology Solution PCL	81,800	104,238
	Jay Mart PCL	380,000	451,787
	JMT Network Services PCL, Class F	248,053	423,632
	Kasikornbank PCL	121,700	468,446
	Kasikornbank PCL, NVDR	5,500	21,098
	KCE Electronics PCL	1,036,100	1,143,358
	Kiatnakin Phatra Bank PCL	389,500	747,070
	Krung Thai Bank PCL	1,429,987	657,509
	Krungthai Card PCL	619,200	927,336
	Land & Houses PCL	6,942,300	1,678,118
	Mega Lifesciences PCL	434,200	504,817
*	Minor International PCL	1,730,783	1,284,672
	MK Restaurants Group PCL	309,800	474,142
	Muangthai Capital PCL	963,600	917,775
	Ngern Tid Lor PCL	24,700	16,873
	Osotspa PCL	1,174,400	817,698
*	PSG Corp. PCL	1,565,000	58,389
	PTT Exploration & Production PCL	1,189,455	5,672,257
	PTT Global Chemical PCL	1,555,872	1,778,256
	PTT Oil & Retail Business PCL	840,700	532,340
	PTT PCL	6,973,400	6,595,964
	Ramkhamhaeng Hospital PCL, Class F	21,700	31,643
	Ratch Group PCL	487,100	524,727
	Regional Container Lines PCL	134,800	93,857
	SCB X PCL	355,366	989,721
	SCG Packaging PCL	753,600	1,029,616
	Siam Cement PCL	347,900	2,961,629
	Siam City Cement PCL	113,989	452,242
	Siam Global House PCL	1,544,492	815,667
	Singer Thailand PCL	118,200	112,579
	Sri Trang Agro-Industry PCL	1,139,508	574,844
	Sri Trang Gloves Thailand PCL	1,277,300	372,518
	Srisawad Corp. PCL	1,258,772	1,356,008
	Star Petroleum Refining PCL	2,954,000	923,610
*	STARK Corp. PCL	3,436,000	288,891
	Supalai PCL	1,627,800	898,156
	Thai Oil PCL	1,979,917	2,835,141
	Thai Union Group PCL, Class F	3,062,540	1,448,390
	Thanachart Capital PCL	441,600	464,109
	Thonburi Healthcare Group PCL	455,000	806,950
	Tisco Financial Group PCL	309,700	781,167
	TMBThanachart Bank PCL	25,424,697	908,502
	TOA Paint Thailand PCL	590,800	488,970
	Total Access Communication PCL	700,700	828,468
	True Corp. PCL	17,144,931	2,234,337
	TTW PCL	1,054,700	241,090
	VGI PCL	3,956,670	378,410
	Vibhavadi Medical Center PCL	746,200	56,073
	WHA Corp. PCL	8,501,900	880,123

TOTAL THAILAND			100,451,044

TURKEY — (0.7%)
	Akbank TAS	2,934,684	2,306,994
	Aksa Akrilik Kimya Sanayii AS	65,145	243,809
#	Aksa Enerji Uretim AS	237,721	528,761
#	Anadolu Efes Biracilik Ve Malt Sanayii AS	233,645	601,198
#	Arcelik AS	76,332	322,613
#	Aselsan Elektronik Sanayi Ve Ticaret AS	276,008	477,840

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	BIM Birlesik Magazalar AS	283,141	$2,038,579
	Borusan Yatirim ve Pazarlama AS	2,256	90,035
	Coca-Cola Icecek AS	53,405	493,263
	Dogus Otomotiv Servis ve Ticaret AS	9,274	61,105
# Ω	Enerjisa Enerji AS	87,431	96,343
	Enka Insaat ve Sanayi AS	775,859	781,482
#	Eregli Demir ve Celik Fabrikalari TAS	842,011	1,341,869
#	Ford Otomotiv Sanayi AS	45,341	884,924
*	Gubre Fabrikalari TAS	17,401	136,327
# *	Hektas Ticaret TAS	770,209	1,184,225
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	924,114	593,863
	KOC Holding AS	446,849	1,332,999
#	Koza Altin Isletmeleri AS	22,016	230,274
*	Migros Ticaret AS	18,380	119,518
	Otokar Otomotiv Ve Savunma Sanayi AS	12,650	359,573
*	Oyak Cimento Fabrikalari AS	119,573	107,982
*	Pegasus Hava Tasimaciligi AS	35,848	616,571
*	Petkim Petrokimya Holding AS	1,468,954	1,050,831
# *	Sasa Polyester Sanayi AS	263,986	1,700,243
*	TAV Havalimanlari Holding AS	190,894	804,030
	Tofas Turk Otomobil Fabrikasi AS	74,286	391,960
*	Turk Hava Yollari AO	306,328	1,667,273
#	Turk Telekomunikasyon AS	467,239	311,376
	Turk Traktor ve Ziraat Makineleri AS	7,711	157,628
#	Turkcell Iletisim Hizmetleri AS	972,496	1,342,274
*	Turkiye Halk Bankasi AS	384,954	170,471
	Turkiye Is Bankasi AS, Class C	2,062,210	1,033,060
*	Turkiye Petrol Rafinerileri AS	73,386	1,486,644
	Turkiye Sise ve Cam Fabrikalari AS	582,052	1,037,847
# *	Turkiye Vakiflar Bankasi TAO, Class D	822,870	378,619
	Vestel Beyaz Esya Sanayi ve Ticaret AS	296,319	149,332
	Yapi ve Kredi Bankasi AS	2,854,262	1,413,268

TOTAL TURKEY			28,045,003

UNITED ARAB EMIRATES — (1.5%)
	Abu Dhabi Commercial Bank PJSC	2,483,364	6,392,591
	Abu Dhabi Islamic Bank PJSC	2,055,881	5,319,388
	Abu Dhabi National Oil Co. for Distribution PJSC	2,078,002	2,553,818
	Aldar Properties PJSC	3,907,903	4,596,753
	Dubai Islamic Bank PJSC	4,462,522	7,069,864
	Emaar Properties PJSC	4,313,170	7,119,985
	Emirates Integrated Telecommunications Co. PJSC	207,413	323,562
	Emirates NBD Bank PJSC	1,188,088	4,290,114
	Emirates Telecommunications Group Co. PJSC	1,754,520	12,330,867
	First Abu Dhabi Bank PJSC	2,034,758	9,923,020
*	International Holding Co. PJSC	24,261	2,661,765

TOTAL UNITED ARAB EMIRATES			62,581,727

UNITED STATES — (0.0%)
	Sempra Energy	9,588	1,338,052

TOTAL COMMON STOCKS			3,912,714,070

PREFERRED STOCKS — (1.3%)

BRAZIL — (1.2%)
	Banco Bradesco SA	2,373,138	9,124,096
	Braskem SA Class A	82,539	538,649
	Centrais Eletricas Brasileiras SA Class B	103,746	1,070,900

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
	BRAZIL — (Continued)
	Cia de Transmissao de Energia Eletrica Paulista	122,300	$580,070
	Cia Energetica de Minas Gerais	1,094,369	2,408,861
	Cia Paranaense de Energia	1,292,740	1,851,955
	Gerdau SA	653,216	3,256,280
	Itau Unibanco Holding SA	2,317,176	13,637,044
	Petroleo Brasileiro SA	2,952,047	17,036,206

TOTAL BRAZIL			49,504,061

	CHILE — (0.0%)
	Embotelladora Andina SA Class B	431,209	753,310

	COLOMBIA — (0.1%)
	Banco Davivienda SA	49,344	259,771
	Grupo Aval Acciones y Valores SA	2,461,699	269,161
	Grupo de Inversiones Suramericana SA	84,488	233,684

TOTAL COLOMBIA			762,616

	SOUTH KOREA — (0.0%)
	Hyundai Engineering & Construction Co. Ltd.	985	39,130

	TAIWAN — (0.0%)
	China Development Financial Holding Corp.	1,176,143	276,224

TOTAL PREFERRED STOCKS			51,335,341

	RIGHTS/WARRANTS — (0.0%)

	MALAYSIA — (0.0%)
*	Yinson Holdings Bhd Warrants 06/21/25	174,274	16,218

	SOUTH KOREA — (0.0%)
*	HLB, Inc. Rights 12/02/22	5,687	39,126

	TAIWAN — (0.0%)
*	Shanghai Commercial & Savings Bank Ltd. Rights 10/31/22	203,719	59,429

	THAILAND — (0.0%)
*	Singer Thailand PCL Rights 10/31/22	82,507	0
*	Thai Union Group PCL Rights 11/30/22	86,840	0

TOTAL RIGHTS/WARRANTS			114,773

	TOTAL INVESTMENT SECURITIES (Cost $3,031,692,639)		3,964,164,184

			Value†
	SECURITIES LENDING COLLATERAL — (2.6%)
@ §	The DFA Short Term Investment Fund	9,232,721	106,739,492

	TOTAL INVESTMENTS — (100.0%) (Cost $3,138,466,170)		$4,070,903,676

ADR	American Depositary Receipt
CP	Certificate Participation GDR Global Depositary Receipt
SA	Special Assessment

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.

THE EMERGING MARKETS SERIES

CONTINUED

Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of October 31, 2022, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	644	12/16/22	$29,866,714	$27,485,920	$(2,380,794)
S&P 500® Emini Index	73	12/16/22	13,941,096	14,172,950	231,854

Total Futures Contracts			$43,807,810	$41,658,870	$(2,148,940)

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$182,023,797	$9,600	—	$182,033,397
Chile	11,803,006	9,921,730	—	21,724,736
China	123,031,320	828,774,328	—	951,805,648
Colombia	4,717,484	312,658	—	5,030,142
Czech Republic	—	7,199,868	—	7,199,868
Egypt	1,962	1,918,746	—	1,920,708
Greece	10,252	13,217,128	$11,223	13,238,603
Hungary	—	8,953,846	—	8,953,846
India	31,593,723	700,832,720	—	732,426,443
Indonesia	—	97,572,600	—	97,572,600
Malaysia	—	70,536,471	—	70,536,471
Mexico	103,950,081	—	—	103,950,081
Peru	6,210,439	—	—	6,210,439
Philippines	548,996	30,985,556	—	31,534,552
Poland	—	25,584,214	—	25,584,214
Qatar	—	42,572,762	—	42,572,762
Saudi Arabia	—	193,312,967	—	193,312,967
South Africa	22,218,169	118,775,517	—	140,993,686
South Korea	4,855,920	469,361,456	—	474,217,376
Taiwan	4,177,320	605,295,946	6,439	609,479,705
Thailand	98,389,048	2,061,996	—	100,451,044
Turkey	—	28,045,003	—	28,045,003
United Arab Emirates	—	62,581,727	—	62,581,727
United States	—	1,338,052	—	1,338,052
Preferred Stocks
Brazil	49,504,061	—	—	49,504,061
Chile	—	753,310	—	753,310
Colombia	762,616	—	—	762,616
South Korea	—	39,130	—	39,130
Taiwan	—	276,224	—	276,224
Rights/Warrants
Malaysia	—	16,218	—	16,218
South Korea	—	39,126	—	39,126
Taiwan	—	59,429	—	59,429

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$106,739,492	—		$106,739,492
Futures Contracts**	$(2,148,940)	—	—		(2,148,940)

TOTAL	$641,649,254	$3,427,087,820	$17,662	^	$4,068,754,736

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (97.3%)
BELGIUM — (0.0%)
*	BIODYNE Co. Ltd.	1,150	$14,557

BRAZIL — (5.7%)
*	3R Petroleum Oleo E Gas SA	482,334	4,341,986
	AES Brasil Energia SA	1,062,419	2,036,192
	Aliansce Sonae Shopping Centers SA	388,671	1,635,046
*	Alliar Medicos A Frente SA	195,600	802,394
	Allied Tecnologia SA	28,000	43,527
	Alper Consultoria e Corretora de Seguros SA	21,000	114,808
	Alupar Investimento SA	472,751	2,587,295
	Ambipar Participacoes e Empreendimentos S/A	79,900	483,685
	Americanas SA	1,179,132	3,547,326
*	Anima Holding SA	1,034,673	1,372,086
	Arezzo Industria e Comercio SA	166,554	3,369,450
	Auren Energia SA	975,230	2,816,849
# *	Azul SA, ADR	155,377	1,458,990
	Banco Modal SA	224,700	113,100
	Bemobi Mobile Tech SA	164,280	531,115
*	Blau Farmaceutica SA	26,500	173,554
	Boa Safra Sementes SA	22,200	54,796
	Boa Vista Servicos SA	321,870	392,562
	BR Malls Participacoes SA	2,616,867	5,142,039
	BR Properties SA	651,053	782,700
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	218,735	1,272,902
*	BRF SA	2,061,492	5,012,552
	Brisanet Participacoes SA	139,814	95,005
*	C&A MODAS SA	97,220	56,839
	Camil Alimentos SA	516,308	1,020,522
	Cia Brasileira de Aluminio	34,764	74,300
	Cia Brasileira de Distribuicao	523,026	2,232,644
	Cia de Saneamento de Minas Gerais-COPASA	623,774	1,854,839
	Cia de Saneamento do Parana	1,214,637	4,500,659
	Cia de Saneamento do Parana	546,300	373,331
	Cia Paranaense de Energia	445,084	604,015
	Cielo SA	3,398,392	3,914,516
*	Cogna Educacao	5,662,153	3,606,327
*	Construtora Tenda SA	273,378	322,306
	Cruzeiro do Sul Educacional SA	121,300	136,200
	CSU Digital SA	83,114	239,744
	Cury Construtora e Incorporadora SA	291,864	704,022
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	897,468	3,231,615
	Dexco SA	1,069,100	2,005,533
	Diagnosticos da America SA	17,900	69,410
	Dimed SA Distribuidora da Medicamentos	258,632	625,864
	Direcional Engenharia SA	326,075	1,080,078
*	Dommo Energia SA	812,416	287,818
*	EcoRodovias Infraestrutura e Logistica SA	880,278	927,057
	EDP - Energias do Brasil SA	906,678	4,049,378
*	Eletromidia SA	34,100	81,858
*	Embraer SA	1,203,609	3,203,876
*	Embraer SA, Sponsored ADR	382,648	4,044,589
*	Empreendimentos Pague Menos SA	331,722	398,156
	Enauta Participacoes SA	355,424	1,048,623
	Energisa SA	342,800	3,217,960
*	Eneva SA	1,497,022	4,109,529
	Eternit SA	140,900	306,322
	Even Construtora e Incorporadora SA	295,494	377,555

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Ez Tec Empreendimentos e Participacoes SA	365,756	$1,474,921
	Fleury SA	644,600	2,321,084
	Fras-Le SA	127,099	343,737
	Gafisa SA	7,812	23,493
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	302,053	280,680
#	Gol Linhas Aereas Inteligentes SA, ADR	225,868	835,712
Ω	GPS Participacoes e Empreendimentos SA	338,000	904,300
	Grendene SA	883,823	1,242,194
*	Grupo Mateus SA	1,131,600	1,599,202
	Grupo SBF SA	257,424	943,880
	Guararapes Confeccoes SA	374,231	705,645
	Helbor Empreendimentos SA	114,573	64,323
*	Hidrovias do Brasil SA	933,357	509,547
*	Infracommerce CXAAS SA	138,700	155,200
	Instituto Hermes Pardini SA	186,158	837,900
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	207,700	1,468,436
*	International Meal Co. Alimentacao SA, Class A	623,142	297,969
	Iochpe-Maxion SA	422,811	1,163,948
	Irani Papel e Embalagem SA	142,517	235,620
*	IRB Brasil Resseguros SA	3,222,983	586,507
	Jalles Machado SA	202,900	273,388
	JHSF Participacoes SA	1,192,106	1,693,942
	JSL SA	187,336	276,715
	Kepler Weber SA	187,812	941,696
	Lavvi Empreendimentos Imobiliarios Ltda	259,400	317,879
	Light SA	1,212,280	1,333,027
	Localiza Rent a Car SA	61,182	835,498
	Localiza Rent a Car SA	853	11,649
* Ω	Locaweb Servicos de Internet SA	1,004,168	2,124,781
	LOG Commercial Properties e Participacoes SA	157,972	696,048
*	Log-in Logistica Intermodal SA	191,471	1,387,057
	Lojas Quero Quero SA	349,679	408,878
	LPS Brasil Consultoria de Imoveis SA	164,100	89,269
	M Dias Branco SA	288,411	2,428,783
	Mahle-Metal Leve SA	128,012	640,122
	Marcopolo SA	518,000	241,677
	Marfrig Global Foods SA	1,128,320	2,337,242
*	Marisa Lojas SA	923,851	370,220
	Melnick Even Desenvolvimento Imobiliario SA	73,800	60,577
	Mills Estruturas e Servicos de Engenharia SA	568,820	1,473,393
	Minerva SA	910,248	2,410,646
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	54,400	58,976
*	Moura Dubeux Engenharia SA	137,200	196,550
	Movida Participacoes SA	509,747	1,344,062
	MRV Engenharia e Participacoes SA	1,042,403	2,054,334
	Multilaser Industrial SA	312,283	314,973
	Multiplan Empreendimentos Imobiliarios SA	93,232	475,771
	Neogrid Participacoes SA	32,300	9,817
	Odontoprev SA	1,124,788	1,802,971
*	Omega Energia SA	808,100	1,681,749
*	Orizon Valorizacao de Residuos SA	60,000	518,749
*	Petro Rio SA	604,745	4,143,244
	Petroreconcavo SA	307,555	1,867,181
	Porto Seguro SA	581,834	2,617,718
	Portobello SA	256,777	586,081
	Positivo Tecnologia SA	457,780	1,083,854
	Qualicorp Consultoria e Corretora de Seguros SA	599,143	913,996
	Romi SA	148,060	474,377
	Santos Brasil Participacoes SA	1,247,677	2,198,018

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Sao Carlos Empreendimentos e Participacoes SA	86,509	$460,555
	Sao Martinho SA	768,976	4,014,961
Ω	Ser Educacional SA	208,380	343,300
	SIMPAR SA	1,627,112	3,411,407
	Sinqia SA	83,881	332,893
	SLC Agricola SA	406,879	3,619,412
	Sul America SA	815,303	3,762,816
	SYN prop e tech SA	117,200	115,260
	Tegma Gestao Logistica SA	114,559	494,120
	Terra Santa Propriedades Agricolas SA	9,971	57,755
	TOTVS SA	1,646,258	10,568,178
	Transmissora Alianca de Energia Eletrica SA	1,318,523	10,258,724
	Tres Tentos Agroindustrial SA	40,300	98,926
	Trisul SA	309,282	285,003
	Tupy SA	258,372	1,477,555
	Ultrapar Participacoes SA	2,005,729	5,207,013
	Unipar Carbocloro SA	24,082	432,129
	Usinas Siderurgicas de Minas Gerais SA Usiminas	182,762	261,468
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	209,750	440,574
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	712,949	2,224,903
*	Via SA	2,714,377	1,644,758
	Vivara Participacoes SA	296,793	1,540,416
	Vulcabras Azaleia SA	423,585	1,140,658
	Wilson Sons Holdings Brasil SA	213,000	468,019
	Wiz Solucoes e Corretagem de Seguros SA	219,744	331,392
	YDUQS Participacoes SA	989,037	3,088,407
	Zamp SA	20,600	30,628
	Zamp SA	661,829	983,999

TOTAL BRAZIL			202,669,879

CHILE — (0.6%)
	Aguas Andinas SA, Class A	1,883,671	397,346
	Besalco SA	2,200,594	758,262
*	Camanchaca SA	1,471,136	74,118
	CAP SA	150,738	805,800
	Cementos BIO BIO SA	352,724	241,501
	Cencosud Shopping SA	30,918	33,788
	Cia Sud Americana de Vapores SA	37,369,997	2,595,346
	Colbun SA	5,269,582	517,163
	Cristalerias de Chile SA	130,323	432,648
	Embotelladora Andina SA, ADR, Class B	5,509	56,743
	Empresa Nacional de Telecomunicaciones SA	461,999	1,441,026
	Empresas Hites SA	1,014,682	95,908
	Empresas Lipigas SA	6,383	13,866
	Empresas Tricot SA	70,631	20,747
*	Engie Energia Chile SA	1,948,129	1,145,746
	Forus SA	414,760	446,546
	Grupo Security SA	4,943,566	827,260
	Hortifrut SA	127,405	106,310
	Instituto de Diagnostico SA	2,928	4,307
	Inversiones Aguas Metropolitanas SA	1,259,734	600,903
	Inversiones La Construccion SA	84,822	265,288
	Masisa SA	3,130,567	83,031
	Multiexport Foods SA	3,785,079	860,758
	Parque Arauco SA	1,976,919	1,684,551
	PAZ Corp. SA	1,106,246	375,710
	Plaza SA	39,231	33,980
	Ripley Corp. SA	2,369,204	389,143

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Salfacorp SA	1,233,378	$346,618
	Sigdo Koppers SA	1,164,083	1,398,147
	SMU SA	5,617,171	571,591
	Sociedad Matriz SAAM SA	35,214,756	2,982,590
	Socovesa SA	2,516,932	287,083
	SONDA SA	1,180,254	415,524
	Vina Concha y Toro SA	2,008,692	2,271,062

TOTAL CHILE			22,580,410

CHINA — (21.9%)
	360 DigiTech, Inc., ADR	313,070	3,180,791
*	361 Degrees International Ltd.	3,755,000	1,565,102
Ω	3SBio, Inc.	4,811,500	3,397,916
	5I5J Holding Group Co. Ltd., Class A	700,900	220,469
* ††	A Metaverse Co.	550,000	7,988
# *	AAC Technologies Holdings, Inc.	2,389,500	4,377,039
# Ω	AAG Energy Holdings Ltd.	2,416,601	366,735
	Accelink Technologies Co. Ltd., Class A	138,100	321,929
*	Advanced Technology & Materials Co. Ltd., Class A	163,700	179,938
	Aerospace Hi-Tech Holdings Grp Ltd., Class A	279,103	327,070
	Agile Group Holdings Ltd.	4,188,000	796,562
	Ajisen China Holdings Ltd.	2,398,000	189,572
Ω	Ak Medical Holdings Ltd.	1,776,000	1,846,269
*	Alibaba Pictures Group Ltd.	42,090,000	1,555,684
# Ω	A-Living Smart City Services Co. Ltd.	2,406,000	1,365,304
	All Winner Technology Co. Ltd., Class A	115,710	310,134
	Allmed Medical Products Co. Ltd., Class A	90,100	152,855
*	Alpha Group, Class A	298,500	177,920
	Amoy Diagnostics Co. Ltd., Class A	95,269	306,281
*	An Hui Wenergy Co. Ltd., Class A	614,902	391,927
	Angang Steel Co. Ltd., Class H	6,056,999	1,256,754
	Anhui Anke Biotechnology Group Co. Ltd., Class A	346,713	470,724
	Anhui Construction Engineering Group Co. Ltd., Class A	666,590	420,605
	Anhui Expressway Co. Ltd., Class H	1,776,000	1,135,094
	Anhui Genuine New Materials Co. Ltd., Class A	91,300	134,752
	Anhui Guangxin Agrochemical Co. Ltd., Class A	14,260	57,974
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	520,729	560,022
	Anhui Huilong Agricultural Means of Production Co., Ltd., Class A	158,800	175,813
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	322,119	568,292
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	706,440	467,166
	Anhui Korrun Co. Ltd., Class A	46,866	87,988
*	Anhui Tatfook Technology Co. Ltd., Class A	82,300	94,309
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	31,100	38,638
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	368,400	371,422
	Anhui Xinhua Media Co. Ltd., Class A	138,900	87,805
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	7,218	220,598
* Ω	Antengene Corp. Ltd.	476,500	202,621
*	Anton Oilfield Services Group	8,368,000	303,859
	Aoshikang Technology Co. Ltd., Class A	82,400	290,233
* ††	Aowei Holdings Ltd.	1,451,000	36,748
* ††	Aoyuan Healthy Life Group Co. Ltd.	194,000	34,477
#	APT Satellite Holdings Ltd.	580,000	136,656
* Ω	Archosaur Games, Inc.	570,000	163,900
	Art Group Holdings Ltd.	320,000	9,834
* Ω	Ascletis Pharma, Inc.	551,000	161,979
	Asia Cement China Holdings Corp.	2,216,500	773,326
*	Asia Cuanon Technology Shanghai Co. Ltd., Class A	46,340	49,954
Ω	AsiaInfo Technologies Ltd.	584,400	698,240
*	Asian Citrus Holdings Ltd.	694,000	6,013

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Autel Intelligent Technology Corp. Ltd., Class A	86,389	$471,046
	AviChina Industry & Technology Co. Ltd., Class H	9,654,000	4,228,179
	Bafang Electric Suzhou Co. Ltd., Class A	17,000	271,534
Ω	BAIC Motor Corp. Ltd., Class H	6,837,500	1,514,812
Ω	BAIOO Family Interactive Ltd.	2,912,000	137,376
	Bank of Chongqing Co. Ltd., Class H	2,506,000	1,136,793
*	Bank of Tianjin Co. Ltd., Class H	100,000	25,362
#* Ω	Bank of Zhengzhou Co. Ltd., Class H	738,100	100,681
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	191,902	149,401
*	Baoye Group Co. Ltd., Class H	1,132,000	577,091
# *	Baozun, Inc., Sponsored ADR	159,879	629,923
	BBMG Corp., Class H	7,209,000	743,569
	Bear Electric Appliance Co. Ltd., Class A	34,847	273,667
	Befar Group Co. Ltd., Class A	623,900	428,771
	Beibuwan Port Co. Ltd., Class A	146,881	142,682
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	161,350	179,463
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	60,420	430,676
	Beijing Capital Development Co. Ltd., Class A	422,476	295,387
*	Beijing Capital International Airport Co. Ltd., Class H	7,414,000	4,014,938
	Beijing Career International Co. Ltd., Class A	41,600	183,627
	Beijing Certificate Authority Co. Ltd., Class A	77,387	293,082
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	72,250	110,910
	Beijing Ctrowell Technology Corp. Ltd., Class A	39,400	44,920
	Beijing Dahao Technology Corp. Ltd., Class A	55,777	123,924
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	157,400	354,582
# *	Beijing Energy International Holding Co. Ltd.	19,934,000	462,682
	Beijing Enterprises Holdings Ltd.	1,690,500	4,288,627
	Beijing Enterprises Water Group Ltd.	14,360,000	3,017,008
	Beijing Funshine Culture Media Co. Ltd., Class A	36,000	200,633
* ††	Beijing Gas Blue Sky Holdings Ltd.	13,928,000	122,274
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	368,468	472,513
	Beijing Haixin Energy Technology Co. Ltd., Class A	502,800	275,966
*	Beijing Health Holdings Ltd.	18,966,000	172,045
*	Beijing Hezong Science & Technology Co. Ltd., Class A	202,600	144,167
*	Beijing Hualian Department Store Co. Ltd., Class A	927,300	200,511
*	Beijing Jetsen Technology Co. Ltd., Class A	756,000	456,901
	Beijing Jingneng Clean Energy Co. Ltd., Class H	6,290,000	1,169,293
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	189,200	96,727
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	52,954	180,338
	Beijing North Star Co. Ltd., Class H	4,210,000	397,416
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	707,100	196,676
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	360,754	432,386
*	Beijing Philisense Technology Co. Ltd., Class A	350,900	180,344
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	57,400	129,344
	Beijing Shunxin Agriculture Co. Ltd., Class A	124,800	350,733
	Beijing Sinnet Technology Co. Ltd., Class A	359,399	427,021
	Beijing SL Pharmaceutical Co. Ltd., Class A	237,600	271,103
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	104,200	74,154
	Beijing Strong Biotechnologies, Inc., Class A	73,000	178,597
	Beijing SuperMap Software Co. Ltd., Class A	130,017	337,453
*	Beijing Thunisoft Corp. Ltd., Class A	191,900	186,396
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	855,000	955,952
	Beijing Ultrapower Software Co. Ltd., Class A	476,050	285,198
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	775,000	151,179
*	Beijing Watertek Information Technology Co. Ltd., Class A	246,700	107,127
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	77,157	135,951
	Beken Corp., Class A	30,400	109,583

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Berry Genomics Co. Ltd., Class A	29,100	$50,589
	Best Pacific International Holdings Ltd., Class H	978,000	139,387
*	BEST, Inc., ADR	17	10
	Bestsun Energy Co. Ltd., Class A	439,200	252,297
	Better Life Commercial Chain Share Co. Ltd., Class A	186,849	126,254
	Biem.L.Fdlkk Garment Co. Ltd., Class A	149,299	447,779
	BII Railway Transportation Technology Holdings Co. Ltd.	2,452,000	84,483
*	Billion Industrial Holdings Ltd.	44,000	27,963
	Binjiang Service Group Co. Ltd.	244,000	410,398
	Black Peony Group Co. Ltd., Class A	325,649	321,649
Ω	Blue Moon Group Holdings Ltd.	375,000	221,245
*	Blue Sail Medical Co. Ltd., Class A	252,600	284,988
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	518,700	335,244
Ω	BOC Aviation Ltd.	250,700	1,677,666
	BOE Varitronix Ltd.	989,000	1,466,517
*	Bohai Leasing Co. Ltd., Class A	1,263,500	380,818
	Bosideng International Holdings Ltd.	10,818,000	4,672,365
*	Boyaa Interactive International Ltd.	621,000	25,735
	Bright Dairy & Food Co. Ltd., Class A	289,400	375,601
	Bright Real Estate Group Co. Ltd., Class A	962,280	266,983
	BrightGene Bio-Medical Technology Co. Ltd., Class A	122,955	356,632
* ††	Brilliance China Automotive Holdings Ltd.	8,928,000	3,844,329
	B-Soft Co. Ltd., Class A	348,631	400,195
# *	Burning Rock Biotech Ltd., ADR	5,945	12,247
	BYD Electronic International Co. Ltd.	1,940,500	5,639,059
	C C Land Holdings Ltd.	12,749,015	3,068,349
	C&D International Investment Group Ltd.	1,389,788	2,156,548
	C&S Paper Co. Ltd., Class A	262,920	337,911
	Cabbeen Fashion Ltd.	1,187,000	181,506
	Camel Group Co. Ltd., Class A	209,035	244,647
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	406,800	256,860
	Canny Elevator Co. Ltd., Class A	162,500	147,787
# Ω	CanSino Biologics, Inc., Class H	242,600	2,255,530
#	Canvest Environmental Protection Group Co. Ltd.	2,567,000	1,580,336
*	Capital Environment Holdings Ltd.	22,400,000	371,069
*	Capitalonline Data Service Co. Ltd., Class A	130,000	192,247
	Carrianna Group Holdings Co. Ltd.	891,257	46,594
	Castech, Inc., Class A	135,800	282,103
# Ω	Cathay Media & Education Group, Inc.	158,000	21,166
††	CECEP COSTIN New Materials Group Ltd.	4,494,000	64,407
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	184,500	54,926
	Central China Management Co. Ltd.	3,912,626	269,693
	Central China New Life Ltd.	828,000	234,684
#	Central China Real Estate Ltd.	4,646,683	121,825
#	Central China Securities Co. Ltd., Class H	4,540,000	549,319
	CETC Digital Technology Co. Ltd., Class A	166,320	481,102
#	CGN New Energy Holdings Co. Ltd.	5,122,000	1,375,943
	CGN Nuclear Technology Development Co. Ltd., Class A	159,900	160,762
	Chacha Food Co. Ltd., Class A	43,510	264,160
	Changchun Faway Automobile Components Co. Ltd., Class A	232,830	271,389
#* Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	86,100	73,947
	Changzhou Qianhong Biopharma Co. Ltd., Class A	299,700	239,281
#	Chaowei Power Holdings Ltd.	2,361,000	463,234
*	Cheetah Mobile, Inc., ADR	28,306	51,518
*	ChemPartner PharmaTech Co. Ltd., Class A	32,200	43,973
*	Chen Lin Education Group Holdings Ltd.	330,000	84,543
*	Cheng De Lolo Co. Ltd., Class A	256,650	264,308
	Chengdu ALD Aviation Manufacturing Corp., Class A	63,840	243,425
	Chengdu CORPRO Technology Co. Ltd., Class A	106,300	432,368

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	147,800	$241,140
	Chengdu Galaxy Magnets Co. Ltd., Class A	105,400	220,155
	Chengdu Hongqi Chain Co. Ltd., Class A	308,700	195,384
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	23,125	31,506
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	172,895	418,535
	Chengdu Kanghua Biological Products Co. Ltd., Class A	27,100	380,284
	Chengdu Leejun Industrial Co. Ltd., Class A	114,100	103,733
	Chengdu Wintrue Holding Co. Ltd., Class A	168,100	261,813
	Chengdu Xingrong Environment Co. Ltd., Class A	913,299	603,904
	Chenguang Biotech Group Co., Ltd., Class A	56,100	124,808
*	Chengzhi Co. Ltd., Class A	46,000	56,277
*	Chiho Environmental Group Ltd.	172,000	14,900
	China Aerospace International Holdings Ltd.	8,284,500	363,817
*	China Agri-Products Exchange Ltd.	45,605	522
	China Aircraft Leasing Group Holdings Ltd.	1,574,000	655,000
*	China Anchu Energy Storage Gro	1,929,000	127,744
	China Automotive Engineering Research Institute Co. Ltd., Class A	53,961	139,367
	China Bester Group Telecom Co. Ltd., Class A	102,700	147,957
	China BlueChemical Ltd., Class H	7,256,000	1,385,020
Ω	China Bohai Bank Co. Ltd., Class H	3,052,000	377,302
# *	China Boton Group Co. Ltd.	458,000	129,246
	China CAMC Engineering Co. Ltd., Class A	332,197	349,686
	China Chengtong Development Group Ltd.	734,000	10,030
	China Cinda Asset Management Co. Ltd., Class H	23,132,000	2,148,761
	China Communications Services Corp. Ltd., Class H	9,412,000	2,626,270
*	China Conch Environment Protection Holdings Ltd.	4,587,500	1,352,604
	China Conch Venture Holdings Ltd.	4,615,500	6,807,382
*	China CYTS Tours Holding Co. Ltd., Class A	255,300	377,610
	China Datang Corp. Renewable Power Co. Ltd., Class H	8,310,000	2,243,056
*	China Daye Non-Ferrous Metals Mining Ltd.	7,434,000	52,272
	China Design Group Co. Ltd., Class A	82,800	87,342
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	110,000	12,487
# *	China Dili Group	12,625,699	1,061,571
*	China Dongxiang Group Co. Ltd.	10,363,985	307,641
Ω	China East Education Holdings Ltd.	791,500	249,290
	China Education Group Holdings Ltd.	2,302,000	1,347,750
	China Electronics Huada Technology Co. Ltd.	3,400,000	268,450
#	China Electronics Optics Valley Union Holding Co. Ltd.	11,200,000	493,731
	China Enterprise Co. Ltd., Class A	320,883	106,257
	China Everbright Environment Group Ltd.	14,046,000	4,672,404
# Ω	China Everbright Greentech Ltd.	2,425,000	395,322
	China Everbright Ltd.	3,992,000	2,104,837
*	China Express Airlines Co. Ltd., Class A	49,838	72,353
	China Film Co. Ltd., Class A	14,700	21,473
*	China Finance Investment Holdings Ltd.	14,000	9,826
* ††	China Financial Services Holdings Ltd.	126,200	5,125
	China Foods Ltd.	4,852,000	1,236,478
	China Glass Holdings Ltd.	3,378,000	271,171
	China Gold International Resources Corp. Ltd.	235,700	547,691
*	China Greenland Broad Greenstate Group Co. Ltd.	4,572,000	75,272
	China Hanking Holdings Ltd.	2,777,000	255,010
#	China Harmony Auto Holding Ltd.	3,398,500	385,016
	China Harzone Industry Corp. Ltd., Class A	173,563	164,855
* ††	China High Precision Automation Group Ltd.	1,289,000	37,563
*	China High Speed Railway Technology Co. Ltd., Class A	741,500	228,252
*	China High Speed Transmission Equipment Group Co. Ltd.	1,578,000	641,256
*†† Ω	China Huarong Asset Management Co. Ltd., Class H	16,447,000	469,626
††	China Huiyuan Juice Group Ltd.	4,034,500	180,199
	China International Marine Containers Group Co. Ltd., Class H	2,953,080	1,879,744

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Jinmao Holdings Group Ltd.	8,128,000	$1,076,902
	China Kepei Education Group Ltd.	1,226,000	301,485
	China Kings Resources Group Co. Ltd., Class A	109,096	686,634
	China Leadshine Technology Co. Ltd., Class A	44,000	116,784
	China Lesso Group Holdings Ltd.	4,407,000	3,576,932
	China Lilang Ltd.	2,086,000	901,362
* Ω	China Literature Ltd.	1,372,000	3,701,465
# *	China Longevity Group Co. Ltd.	1,076,350	35,240
* ††	China Maple Leaf Educational Systems Ltd.	7,090,000	240,258
*	China Medical & HealthCare Group Ltd.	930,000	4,434
	China Medical System Holdings Ltd.	5,342,500	5,838,944
	China Meidong Auto Holdings Ltd.	2,174,000	2,855,283
	China Merchants Land Ltd.	7,804,000	547,339
	China Merchants Port Holdings Co. Ltd.	4,575,230	5,363,986
	China Merchants Property Operation & Service Co. Ltd., Class A	48,400	89,342
# * ††	China Metal Recycling Holdings Ltd.	2,401,686	0
#	China Modern Dairy Holdings Ltd.	10,694,000	1,088,619
	China National Accord Medicines Corp. Ltd., Class A	92,006	398,390
	China National Medicines Corp. Ltd., Class A	95,505	343,124
Ω	China New Higher Education Group Ltd.	1,994,000	457,297
*	China New Town Development Co. Ltd.	3,308,148	21,886
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	401,000	245,871
*	China Oil & Gas Group Ltd.	23,578,000	736,225
	China Oilfield Services Ltd., Class H	2,884,000	3,246,573
	China Oriental Group Co. Ltd.	4,262,000	591,640
	China Overseas Grand Oceans Group Ltd.	7,737,434	2,185,837
	China Overseas Property Holdings Ltd.	4,970,000	3,127,957
	China Pioneer Pharma Holdings Ltd.	1,781,000	438,102
	China Power International Development Ltd.	18,883,333	5,457,077
* ††	China Properties Group Ltd.	2,045,000	20,269
	China Publishing & Media Co. Ltd., Class A	378,215	218,563
*	China Qinfa Group Ltd.	190,000	6,554
Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,023,000	1,431,675
	China Railway Tielong Container Logistics Co. Ltd., Class A	220,800	157,240
*	China Rare Earth Holdings Ltd.	6,468,799	317,394
	China Reinsurance Group Corp., Class H	18,771,000	992,361
# Ω	China Renaissance Holdings Ltd.	721,600	547,068
	China Resources Cement Holdings Ltd.	9,482,000	3,427,420
	China Resources Medical Holdings Co. Ltd.	3,618,000	1,728,085
Ω	China Resources Pharmaceutical Group Ltd.	5,156,000	3,478,136
	China Risun Group Ltd.	3,430,000	1,210,015
	China Sanjiang Fine Chemicals Co. Ltd.	3,115,000	539,720
	China SCE Group Holdings Ltd.	5,911,200	305,364
	China Science Publishing & Media Ltd., Class A	175,900	179,429
# *	China Shanshui Cement Group Ltd.	30,000	6,509
#* Ω	China Shengmu Organic Milk Ltd.	11,703,000	387,208
	China Shineway Pharmaceutical Group Ltd.	1,378,200	828,243
#	China Shuifa Singyes Energy Holdings Ltd.	1,753,000	172,136
*	China Silver Group Ltd.	5,404,000	178,947
# *	China South City Holdings Ltd.	17,588,000	839,603
	China South Publishing & Media Group Co. Ltd., Class A	316,400	413,864
	China Starch Holdings Ltd.	7,505,000	171,901
	China State Construction International Holdings Ltd.	286,000	257,283
#	China Sunshine Paper Holdings Co. Ltd.	1,794,000	372,331
	China Suntien Green Energy Corp. Ltd., Class H	6,391,000	2,423,732
	China Taiping Insurance Holdings Co. Ltd.	6,240,600	4,321,878
	China Testing & Certification International Group Co. Ltd., Class A	163,993	238,160
*	China Tianbao Group Development Co. Ltd.	401,000	153,139

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
# *	China Tianrui Group Cement Co. Ltd.	256,000	$192,310
	China Tianying, Inc., Class A	657,100	434,524
#	China Tobacco International HK Co. Ltd.	479,000	461,653
	China Traditional Chinese Medicine Holdings Co. Ltd.	10,816,000	4,675,191
*	China TransInfo Technology Co. Ltd., Class A	351,400	430,488
*	China Travel International Investment Hong Kong Ltd.	9,845,900	1,529,823
	China Tungsten & Hightech Materials Co. Ltd., Class A	177,400	350,362
* Ω	China Vast Industrial Urban Development Co. Ltd.	2,122,000	642,822
* ††	China Vered Financial Holding Corp. Ltd.	4,620,000	25,190
	China Water Affairs Group Ltd.	3,782,000	2,678,613
	China West Construction Group Co. Ltd., Class A	135,400	123,598
* ††	China Wood Optimization Holding Ltd.	1,748,000	37,589
	China World Trade Center Co. Ltd., Class A	169,977	316,859
	China XLX Fertiliser Ltd.	1,865,000	711,863
	China Yongda Automobiles Services Holdings Ltd.	2,988,500	1,340,482
* Ω	China Yuhua Education Corp. Ltd.	5,322,000	583,256
*	China Yurun Food Group Ltd.	1,208,000	43,837
# *	China ZhengTong Auto Services Holdings Ltd.	6,073,000	235,714
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	387,600	151,982
# * ††	China Zhongwang Holdings Ltd.	8,794,400	352,912
	Chinasoft International Ltd.	9,542,000	6,322,273
*	Chindata Group Holdings Ltd., ADR	41,217	218,862
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	311,600	364,833
	Chongqing Department Store Co. Ltd., Class A	124,000	337,980
*	Chongqing Dima Industry Co. Ltd., Class A	104,100	28,822
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	221,088	374,404
*	Chongqing Iron & Steel Co. Ltd., Class H	1,428,000	110,909
	Chongqing Machinery & Electric Co. Ltd., Class H	4,630,000	280,082
	Chongqing Rural Commercial Bank Co. Ltd., Class H	8,561,000	2,594,844
	Chongqing Zaisheng Technology Corp. Ltd., Class A	193,120	137,770
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	392,137	345,901
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	213,700	192,373
	Chow Tai Seng Jewellery Co. Ltd., Class A	245,100	371,812
	Chu Kong Shipping Enterprises Group Co. Ltd.	1,366,000	121,707
	CIFI Ever Sunshine Services Group Ltd.	2,616,000	576,887
	CIFI Holdings Group Co. Ltd.	8,962,528	593,723
	CIMC Enric Holdings Ltd.	2,970,000	2,894,880
Ω	CIMC Vehicles Group Co. Ltd., Class H	19,000	11,997
	Cinda Real Estate Co. Ltd., Class A	782,200	441,657
	Cisen Pharmaceutical Co. Ltd., Class A	154,600	271,369
	CITIC Press Corp., Class A	2,200	5,651
	CITIC Resources Holdings Ltd.	11,660,600	512,345
	City Development Environment Co. Ltd., Class A	98,400	128,468
*	Citychamp Watch & Jewellery Group Ltd.	7,234,000	939,644
*	CMGE Technology Group Ltd.	1,000,000	156,744
	CMST Development Co. Ltd., Class A	585,300	368,297
*	CNFinance Holdings Ltd., ADR	46,227	78,586
	CNHTC Jinan Truck Co. Ltd., Class A	196,701	305,656
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	239,500	445,900
	COFCO Biotechnology Co. Ltd., Class A	280,300	309,862
	COFCO Joycome Foods Ltd.	7,856,000	1,650,060
	COFCO Sugar Holding Co. Ltd., Class A	155,600	141,328
* ††	Colour Life Services Group Co. Ltd.	1,927,604	114,188
	Comba Telecom Systems Holdings Ltd.	6,502,001	911,710
	Concord New Energy Group Ltd.	25,104,964	1,918,124
*	Confidence Intelligence Holdings Ltd.	54,000	271,390
	Consun Pharmaceutical Group Ltd.	2,281,000	854,382
	Contec Medical Systems Co. Ltd., Class A	89,512	295,256
# *	Continental Aerospace Technologies Holding Ltd.	22,083,722	222,141

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Coolpad Group Ltd.	18,540,000	$174,985
	COSCO SHIPPING Development Co. Ltd., Class H	14,996,000	1,737,952
*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,412,000	1,028,549
#	COSCO SHIPPING International Hong Kong Co. Ltd.	3,405,000	993,423
	COSCO SHIPPING Ports Ltd.	7,743,121	3,818,452
*	Cosmopolitan International Holdings Ltd.	764,000	116,745
#	CPMC Holdings Ltd.	2,299,000	1,114,074
	CQ Pharmaceutical Holding Co. Ltd., Class A	375,000	262,509
# *	Crazy Sports Group Ltd.	10,687,579	255,823
	Crystal Clear Electronic Material Co. Ltd., Class A	96,035	211,780
*	CSG Smart Science&Technology Co. Ltd., Class A	67,600	63,640
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	69,000	148,035
#	CSSC Hong Kong Shipping Co. Ltd.	2,770,000	348,712
	CSSC Science & Technology Co. Ltd., Class A	158,600	261,118
	CTS International Logistics Corp. Ltd., Class A	269,120	412,283
*	CWT International Ltd.	24,080,000	171,755
	Da Ming International Holdings Ltd.	880,000	196,418
Ω	Dali Foods Group Co. Ltd.	4,370,000	1,798,833
*	Dalian Bio-Chem Co. Ltd., Class A	60,476	137,669
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	476,300	357,223
	Dalipal Holdings Ltd.	1,198,000	369,486
	Dare Power Dekor Home Co. Ltd., Class A	112,600	120,673
	Dashang Co. Ltd., Class A	103,508	221,982
*	Datang International Power Generation Co. Ltd., Class H	5,314,000	676,228
	Dawnrays Pharmaceutical Holdings Ltd.	4,735,886	635,495
	Dazhong Transportation Group Co. Ltd., Class A	631,520	244,068
	Dazzle Fashion Co. Ltd., Class A	128,728	237,616
	DBG Technology Co. Ltd., Class A	213,483	278,621
	DeHua TB New Decoration Materials Co. Ltd., Class A	152,716	154,856
	Dexin China Holdings Co. Ltd.	2,041,000	176,987
#	Differ Group Auto Ltd.	11,704,000	2,340,725
	Digital China Group Co. Ltd., Class A	223,300	818,430
	Digital China Holdings Ltd.	3,170,500	1,255,654
	Digital China Information Service Co. Ltd., Class A	276,264	438,520
	Dongfang Electric Corp. Ltd., Class H	821,600	1,239,136
	Dongfang Electronics Co. Ltd., Class A	225,500	252,751
	Dongfeng Motor Group Co. Ltd., Class H	8,614,000	3,897,009
	Dongguan Aohai Technology Co. Ltd., Class A	35,400	192,906
#	Dongjiang Environmental Co. Ltd., Class H	780,375	205,880
	Dongyue Group Ltd.	4,980,000	4,322,050
# *	DouYu International Holdings Ltd., ADR	550,357	550,302
*	Duiba Group Ltd.	800	49
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	1,777,000	487,159
	E-Commodities Holdings Ltd.	3,364,000	445,526
	Edan Instruments, Inc., Class A	174,700	295,752
	Edifier Technology Co. Ltd., Class A	196,500	218,025
	Edvantage Group Holdings Ltd.	724,945	163,470
	EEKA Fashion Holdings Ltd.	414,000	537,810
	EIT Environmental Development Group Co. Ltd., Class A	55,432	117,037
	Electric Connector Technology Co. Ltd., Class A	13,913	70,192
*	Elion Energy Co. Ltd., Class A	1,074,661	665,885
	Eoptolink Technology, Inc.Ltd., Class A	122,800	436,105
	Era Co. Ltd., Class A	208,900	125,012
#	Essex Bio-technology Ltd.	1,240,000	502,024
	Eternal Asia Supply Chain Management Ltd., Class A	640,400	459,049
#	EVA Precision Industrial Holdings Ltd.	4,606,435	604,283
	Everbright Jiabao Co. Ltd., Class A	647,600	231,198
*	EverChina International Holdings Co. Ltd.	13,660,000	292,509
* Ω	Everest Medicines Ltd.	445,000	350,711

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Fang Holdings Ltd., ADR	15,618	$8,277
	Fangda Special Steel Technology Co. Ltd., Class A	575,000	449,646
#	Fanhua, Inc., Sponsored ADR	169,955	820,883
	Far East Horizon Ltd.	6,976,000	5,387,074
	FAWER Automotive Parts Co. Ltd., Class A	207,900	130,050
*	Feitian Technologies Co. Ltd., Class A	88,100	130,343
* Ω	Feiyu Technology International Co. Ltd.	1,153,500	33,894
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	262,000	496,029
	Fibocom Wireless, Inc., Class A	123,427	317,274
*	FIH Mobile Ltd.	9,669,000	788,399
	Financial Street Holdings Co. Ltd., Class A	601,498	382,226
	Financial Street Property Co. Ltd., Class H	20,000	5,378
	FinVolution Group, ADR	376,583	1,634,370
	First Tractor Co. Ltd., Class H	1,033,176	415,530
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	30,172	33,607
	Fosun International Ltd.	748,000	457,104
*	Founder Holdings Ltd.	160,000	7,139
	FriendTimes, Inc.	1,044,000	137,182
	Fu Shou Yuan International Group Ltd.	4,095,000	2,045,788
	Fufeng Group Ltd.	6,570,600	3,407,497
* ††	Fuguiniao Co. Ltd.	1,930,000	0
	Fujian Boss Software Development Co. Ltd., Class A	173,994	529,314
	Fujian Longking Co. Ltd., Class A	172,500	335,048
	Fujian Star-net Communication Co. Ltd., Class A	134,073	390,072
# *	Fullshare Holdings Ltd.	41,672,500	525,012
	Fulongma Group Co. Ltd., Class A	133,700	161,504
	Fulu Holdings Ltd.	233,500	122,028
	Fusen Pharmaceutical Co. Ltd.	141,000	16,992
*	Ganglong China Property Group Ltd.	38,000	9,918
	Gansu Jingyuan Coal Industry & Electricity Power Co. Ltd., Class A	797,700	343,978
	Gansu Qilianshan Cement Group Co. Ltd., Class A	149,233	197,498
	Gansu Shangfeng Cement Co. Ltd., Class A	225,361	309,550
	Gaona Aero Material Co. Ltd., Class A	1,200	8,796
	GCL New Energy Holdings Ltd.	1,322,100	89,267
*	GDS Holdings Ltd., Class A	1,423,800	1,589,176
	Gemdale Properties & Investment Corp. Ltd.	26,304,000	1,441,239
*	Gem-Year Industrial Co. Ltd., Class A	126,000	80,351
Ω	Genertec Universal Medical Group Co. Ltd.	4,196,500	1,754,176
*	Genimous Technology Co. Ltd., Class A	330,115	249,040
	Geovis Technology Co. Ltd., Class A	1,918	18,685
	GEPIC Energy Development Co. Ltd., Class A	193,100	133,418
	Getein Biotech, Inc., Class A	174,696	316,697
	Giant Network Group Co. Ltd., Class A	57,900	61,526
*	Glorious Property Holdings Ltd.	11,042,501	156,156
*	Glory Health Industry Ltd.	5,126,000	183,633
# *	Glory Sun Financial Group Ltd.	17,708,000	40,654
	Goke Microelectronics Co. Ltd., Class A	36,630	379,259
	Goldcard Smart Group Co. Ltd.	147,600	197,702
*	Golden Eagle Retail Group Ltd.	2,637,000	1,593,819
Ω	Golden Throat Holdings Group Co. Ltd.	863,500	181,758
	GoldenHome Living Co. Ltd., Class A	52,892	180,951
	Goldenmax International Group Ltd., Class A	117,100	127,958
	Goldlion Holdings Ltd.	1,322,962	188,864
	Goldpac Group Ltd.	1,374,000	222,076
# *	GOME Retail Holdings Ltd.	34,090,000	556,187
*	Gosuncn Technology Group Co. Ltd., Class A	352,291	158,976
*	Grand Baoxin Auto Group Ltd.	3,688,492	172,279
*	Grand Industrial Holding Group Co. Ltd.	106,700	121,550
#	Grand Pharmaceutical Group Ltd., Class L	4,069,500	1,741,318

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Grandblue Environment Co. Ltd., Class A	155,495	$382,007
*	Grandjoy Holdings Group Co. Ltd., Class A	650,500	281,154
*	Greattown Holdings Ltd., Class A	778,800	335,818
	Greatview Aseptic Packaging Co. Ltd.	2,628,000	368,302
	Gree Real Estate Co. Ltd., Class A	436,440	335,559
	Greenland Hong Kong Holdings Ltd.	4,401,000	226,937
	Greentown China Holdings Ltd.	3,365,148	3,210,590
Ω	Greentown Management Holdings Co. Ltd.	1,776,000	1,016,726
#	Greentown Service Group Co. Ltd.	5,616,000	2,297,790
	Guangdong Advertising Group Co. Ltd., Class A	232,900	133,905
	Guangdong Aofei Data Technology Co. Ltd., Class A	225,200	287,955
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	585,600	431,406
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	200,900	286,452
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	455,500	266,957
	Guangdong Dongpeng Holdings Co. Ltd.	171,200	163,567
	Guangdong Dowstone Technology Co., Ltd., Class A	142,600	279,881
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	197,000	185,844
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	113,600	333,281
*	Guangdong Highsun Group Co. Ltd., Class A	256,300	76,958
	Guangdong Hongda Holdings Group Co. Ltd., Class A	17,825	66,687
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	324,900	171,892
	Guangdong Huiyun Tianium Industry Co. Ltd., Class A	70,200	95,904
	Guangdong Hybribio Biotech Co. Ltd., Class A	47,371	132,476
#	Guangdong Investment Ltd.	4,146,000	2,613,955
	Guangdong Land Holdings Ltd.	1,456,800	117,213
	Guangdong Provincial Expressway Development Co. Ltd., Class A	326,787	314,766
	Guangdong Shirongzhaoye Co. Ltd., Class A	333,100	235,042
	Guangdong Sirio Pharma Co. Ltd., Class A	6,200	23,139
	Guangdong South New Media Co. Ltd., Class A	56,100	244,850
	Guangdong Tapai Group Co. Ltd., Class A	239,500	221,597
	Guangdong Topstar Technology Co. Ltd., Class A	56,500	122,077
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	169,630	372,020
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	836,400	308,687
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	166,200	484,122
*	Guangshen Railway Co. Ltd., Class H	6,028,000	784,289
	Guangxi Liugong Machinery Co. Ltd., Class A	494,020	395,312
	Guangxi LiuYao Group Co. Ltd., Class A	119,980	294,992
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	920,480	342,167
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	602,000	1,342,996
	Guangzhou GRG Metrology & Test Co. Ltd., Class A	92,500	216,786
	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	176,900	164,057
	Guangzhou Jet Biofiltration Co., Ltd., Class A	11,490	48,253
	Guangzhou KDT Machinery Co. Ltd., Class A	76,498	160,200
	Guangzhou Restaurant Group Co. Ltd., Class A	66,240	184,900
	Guangzhou Shangpin Home Collection Co. Ltd., Class A	17,951	44,783
	Guangzhou Wondfo Biotech Co. Ltd., Class A	61,900	256,027
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	24,200	21,488
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	326,400	297,624
	Guizhou Gas Group Corp. Ltd., Class A	223,900	229,287
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	188,200	173,032
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	393,900	278,473
#	Guolian Securities Co. Ltd., Class H	1,395,500	611,269
	Guomai Technologies, Inc., Class A	185,400	201,352
*	Guosheng Financial Holding, Inc., Class A	375,600	385,529
#* Ω	Haichang Ocean Park Holdings Ltd.	5,167,000	4,575,650
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	58,020	200,641
*	Hainan Development Holdings Nanhai Co. Ltd., Class A	194,300	261,386
*	Hainan Meilan International Airport Co. Ltd., Class H	689,000	1,070,112

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hainan Poly Pharm Co. Ltd., Class A	88,400	$320,564
	Hainan Strait Shipping Co. Ltd., Class A	370,150	237,266
	Haitian International Holdings Ltd.	2,506,000	5,017,409
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	524,000	31,729
*	Hand Enterprise Solutions Co. Ltd., Class A	189,200	232,544
	Hangcha Group Co. Ltd., Class A	239,388	539,255
	Hangxiao Steel Structure Co. Ltd., Class A	584,208	313,450
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	27,900	76,418
	Hangzhou Haoyue Personal Care Co., Ltd., Class A	19,539	111,317
	Hangzhou Onechance Tech Corp., Class A	51,270	199,572
#* Ω	Harbin Bank Co. Ltd., Class H	1,742,000	58,817
	Harbin Boshi Automation Co. Ltd., Class A	272,200	570,827
# *	Harbin Electric Co. Ltd., Class H	3,143,413	1,061,306
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	509,600	186,125
*	Harbin Pharmaceutical Group Co. Ltd., Class A	854,900	322,107
††	Harmonicare Medical Holdings Ltd.	2,321,000	113,098
	HBIS Resources Co. Ltd., Class A	181,600	234,298
* Ω	HBM Holdings Ltd.	1,037,000	118,717
*	HC Group, Inc.	1,971,000	63,280
	Health & Happiness H&H International Holdings Ltd.	861,000	811,790
*	Healthcare Co., Ltd., Class A	79,400	100,795
*	Hebei Construction Group Corp. Ltd., Class H	105,000	8,818
#	Hello Group, Inc., Sponsored ADR	613,582	2,883,835
	Henan Jindan Lactic Acid Technology Co. Ltd., Class A	38,800	115,440
	Henan Lingrui Pharmaceutical Co., Class A	160,300	317,409
	Henan Pinggao Electric Co. Ltd., Class A	342,000	336,273
*	Henan Senyuan Electric Co. Ltd., Class A	65,900	30,705
	Henan Thinker Automatic Equipment Co. Ltd., Class A	61,387	106,737
*	Henan Yicheng New Energy Co. Ltd., Class A	530,100	360,638
	Henan Yuguang Gold & Lead Co. Ltd., Class A	184,400	122,634
*	Henan Yuneng Holdings Co., Ltd., Class A	144,700	100,093
	Henan Zhongyuan Expressway Co. Ltd., Class A	907,923	330,837
	Henderson Investment Ltd.	2,432,000	77,500
	Hengan International Group Co. Ltd.	2,254,500	8,741,258
# *	Hengdeli Holdings Ltd.	12,009,399	374,315
	Hexing Electrical Co. Ltd., Class A	181,690	437,046
*	Hi Sun Technology China Ltd.	9,243,000	890,825
	Hisense Home Appliances Group Co. Ltd., Class H	1,535,000	1,270,026
*	Holitech Technology Co. Ltd., Class A	776,200	282,586
*	Hongda Xingye Co. Ltd., Class A	712,200	320,472
*	Honghua Group Ltd.	13,583,000	337,382
*	Hongli Zhihui Group Co. Ltd., Class A	165,600	164,877
*††Ω	Honworld Group Ltd.	1,105,500	81,064
Ω	Hope Education Group Co. Ltd.	9,156,000	565,662
#	Hopson Development Holdings Ltd.	3,195,815	2,562,028
††	Hua Han Health Industry Holdings Ltd.	20,183,698	144,763
* Ω	Hua Hong Semiconductor Ltd.	2,229,000	5,221,293
*	Hua Yin International Holdings Ltd.	865,000	53,583
	Huaan Securities Co. Ltd., Class A	847,366	512,333
	Huadian Power International Corp. Ltd., Class H	4,732,000	1,421,132
*	Huafon Microfibre Shanghai Technology Co. Ltd.	475,200	244,615
	Huafu Fashion Co. Ltd., Class A	522,852	216,848
# *	Huanxi Media Group Ltd.	2,850,000	327,038
	Huapont Life Sciences Co. Ltd., Class A	498,900	359,272
*	Huawen Media Group, Class A	181,300	52,259
	Huaxi Holdings Co. Ltd.	560,000	84,962
#	Huazhong In-Vehicle Holdings Co. Ltd.	2,112,000	651,414
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	664,869	262,499
	Huishang Bank Corp. Ltd., Class H	34,000	10,579

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hunan Aihua Group Co. Ltd., Class A	132,187	$437,933
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	208,900	90,933
	Hunan Gold Corp. Ltd., Class A	244,800	444,203
# *	HUYA, Inc., ADR	319,901	598,215
#*Ω	Hygeia Healthcare Holdings Co. Ltd.	1,052,600	4,558,756
*	Hytera Communications Corp. Ltd., Class A	439,400	317,477
*	HyUnion Holding Co. Ltd., Class A	258,400	272,008
*	IAT Automobile Technology Co. Ltd., Class A	31,800	50,356
*	IBO Technology Co. Ltd.	784,000	195,662
* Ω	iDreamSky Technology Holdings Ltd.	2,198,400	827,287
	IKD Co. Ltd., Class A	76,800	199,570
Ω	IMAX China Holding, Inc.	406,500	233,931
	Infore Environment Technology Group Co. Ltd., Class A	392,300	250,861
#*Ω	Ingdan, Inc.	2,236,000	361,843
*	Inkeverse Group Ltd.	267,000	26,880
	Inmyshow Digital Technology Group Co. Ltd., Class A	460,900	379,731
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	1,912,700	940,102
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	372,400	293,741
	Inner Mongolia Yitai Coal Co. Ltd., Class H	538,700	642,125
*	Innuovo Technology Co. Ltd., Class A	364,600	325,633
*	Inspur International Ltd.	1,856,000	394,541
*	Inspur Software Co. Ltd., Class A	10,900	21,319
	Intco Medical Technology Co. Ltd., Class A	148,027	432,040
#*Ω	International Alliance Financial Leasing Co. Ltd.	2,040,000	1,104,429
#	Intron Technology Holdings Ltd.	355,000	147,451
# *	iQIYI, Inc., ADR	784,425	1,584,538
	IReader Technology Co. Ltd., Class A	103,700	203,208
*	IRICO Group New Energy Co. Ltd., Class H	107,700	96,812
	IVD Medical Holding Ltd.	208,000	54,271
	Jack Technology Co. Ltd., Class A	137,400	367,397
* Ω	Jacobio Pharmaceuticals Group Co. Ltd.	254,100	112,131
	Jade Bird Fire Co. Ltd., Class A	88,180	301,250
	Jenkem Technology Co. Ltd., Class A	14,415	324,947
# *	JH Educational Technology, Inc.	1,052,000	149,252
*	Jiajiayue Group Co. Ltd., Class A	136,899	180,434
	Jiangling Motors Corp. Ltd., Class A	152,600	296,694
*	Jiangnan Group Ltd.	13,956,000	364,602
	Jiangshan Oupai Door Industry Co. Ltd., Class A	30,620	168,068
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	6,494	91,343
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	52,100	336,499
	Jiangsu Canlon Building Materials Co., Ltd., Class A	49,800	88,269
	Jiangsu Chuanzhiboke Education Technology Co. Ltd., Class A	22,300	50,373
*	Jiangsu Etern Co. Ltd., Class A	132,100	65,764
	Jiangsu Expressway Co. Ltd., Class H	2,168,000	1,529,181
	Jiangsu Guomao Reducer Co. Ltd., Class A	88,100	235,901
	Jiangsu Guotai International Group Co. Ltd., Class A	423,995	470,135
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	28,500	39,183
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	93,700	186,525
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	721,920	367,615
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	192,140	506,242
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	231,407	159,835
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	8,500	42,507
	Jiangsu Linyang Energy Co. Ltd., Class A	32,190	32,614
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	93,500	259,110
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	81,552	141,006
	Jiangsu Shagang Co. Ltd., Class A	490,300	261,469
	Jiangsu Sidike New Material Science & Technology Co. Ltd.,Class A	61,427	187,804
	Jiangsu Sopo Chemical Co., Class A	128,801	143,005
	Jiangsu ToLand Alloy Co. Ltd., Class A	41,950	311,572

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	643,810	$392,634
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	1,256,600	435,606
	Jiangxi Bank Co. Ltd., Class H	325,000	34,810
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	131,600	174,122
	Jiangxi Wannianqing Cement Co. Ltd., Class A	131,130	141,644
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	36,204	139,670
*	Jiangxi Zhengbang Technology Co. Ltd., Class A	538,343	258,243
	Jiangzhong Pharmaceutical Co. Ltd., Class A	196,640	408,921
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	189,534	131,199
*	Jiayin Group, Inc., ADR	20,615	49,270
	Jiayou International Logistics Co. Ltd., Class A	29,540	85,179
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	228,400	432,944
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	133,703	37,133
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	436,800	147,981
#	Jinchuan Group International Resources Co. Ltd.	11,989,000	794,071
	Jinduicheng Molybdenum Co. Ltd., Class A	443,920	509,936
* ††	Jingrui Holdings Ltd.	2,219,000	125,089
	Jingwei Textile Machinery Co. Ltd., Class A	284,500	300,662
	Jinhui Liquor Co. Ltd., Class A	111,000	305,428
# *	JinkoSolar Holding Co. Ltd., ADR	157,507	7,478,432
*	Jinlei Technology Co. Ltd., Class A	43,600	283,054
*	Jinmao Property Services Co. Ltd.	122,779	37,595
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	722,972	1,334,161
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	538,000	249,459
	Jinneng Science&Technology Co. Ltd., Class A	176,300	217,075
	Jinyuan EP Co. Ltd., Class A	145,600	263,014
# Ω	Jiumaojiu International Holdings Ltd.	1,949,000	3,063,161
	Jiuzhitang Co. Ltd., Class A	287,600	342,211
	JNBY Design Ltd.	762,000	600,170
*	Jointo Energy Investment Co. Ltd. Hebei, Class A	676,496	475,834
*	Joy City Property Ltd.	19,478,000	504,297
# *	Joy Spreader Group, Inc.	3,229,000	583,848
	Joyoung Co. Ltd., Class A	158,340	315,581
#	JOYY, Inc., ADR	63,257	1,595,974
ıΩ	JS Global Lifestyle Co. Ltd.	2,505,500	2,018,219
	JSTI Group, Class A	213,888	168,889
	Ju Teng International Holdings Ltd.	4,732,000	727,511
	Jushri Technologies, Inc., Class A	26,080	43,438
#* Ω	JW Cayman Therapeutics Co. Ltd.	276,000	98,458
	JY Grandmark Holdings Ltd.	431,000	68,018
*	Kaiser China Cultural Co. Ltd., Class A	278,000	171,183
*	Kaishan Group Co. Ltd., Class A	69,300	158,920
* Ω	Kangda International Environmental Co. Ltd.	3,143,000	236,267
	Kangji Medical Holdings Ltd.	616,000	497,547
*	Kasen International Holdings Ltd.	3,137,000	182,095
	Keda Industrial Group Co. Ltd., Class A	71,400	152,627
	Kehua Data Co. Ltd., Class A	3,600	21,088
*	Keshun Waterproof Technologies Co. Ltd., Class A	259,840	341,227
	Kinetic Development Group Ltd.	2,496,000	181,083
	Kingboard Holdings Ltd.	2,624,421	6,478,798
	Kingboard Laminates Holdings Ltd.	3,856,000	3,080,475
	KingClean Electric Co. Ltd., Class A	14,140	63,570
	Kingsoft Corp. Ltd.	3,307,600	10,015,883
*	Ko Yo Chemical Group Ltd.	808,000	18,326
	Konfoong Materials International Co. Ltd., Class A	4,105	49,569
	Konka Group Co. Ltd., Class A	409,684	273,479
	KPC Pharmaceuticals, Inc., Class A	259,500	559,030
	Kunlun Energy Co. Ltd.	12,020,000	7,183,987
	Kunlun Tech Co. Ltd., Class A	250,655	447,961

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Kunming Yunnei Power Co. Ltd., Class A	333,300	$121,320
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	167,800	161,253
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	78,245	154,460
	KWG Group Holdings Ltd.	4,971,450	481,099
	KWG Living Group Holdings Ltd.	3,815,225	359,300
*	Lakala Payment Co. Ltd., Class A	162,100	326,086
	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	310,200	270,708
	Lao Feng Xiang Co. Ltd., Class A	38,400	202,254
	Laobaixing Pharmacy Chain JSC, Class A	43,031	207,425
*	Launch Tech Co. Ltd., Class H	20,000	5,931
	Lee & Man Chemical Co. Ltd.	920,785	583,897
	Lee & Man Paper Manufacturing Ltd.	5,074,000	1,538,286
	Lee’s Pharmaceutical Holdings Ltd.	1,146,000	201,591
Ω	Legend Holdings Corp., Class H	1,703,100	1,431,563
*	Leo Group Co. Ltd., Class A	1,533,542	360,496
*	LexinFintech Holdings Ltd., ADR	397,731	540,914
	Leyard Optoelectronic Co. Ltd., Class A	582,800	450,653
	Liao Ning Oxiranchem, Inc., Class A	97,100	106,944
	Liaoning Port Co. Ltd., Class H	650,000	48,856
	Lier Chemical Co. Ltd., Class A	168,180	420,046
*	Lifestyle China Group Ltd.	1,804,000	128,759
*	Lifetech Scientific Corp.	15,084,000	4,733,415
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	408,100	144,128
	Lingyuan Iron & Steel Co. Ltd., Class A	490,702	138,271
* ††	Link Motion, Inc., Sponsored ADR	690,534	0
	Liuzhou Iron & Steel Co. Ltd., Class A	559,680	259,901
#	Livzon Pharmaceutical Group, Inc., Class H	669,103	1,751,350
	LK Technology Holdings Ltd.	1,266,500	1,146,582
	Logan Group Co. Ltd.	507,000	20,582
	Loncin Motor Co. Ltd., Class A	724,300	513,909
	Long Well International Holdings Ltd.	15,232,000	42,884
	Long Yuan Construction Group Co. Ltd., Class A	398,400	295,460
	Longhua Technology Group Luoyang Co. Ltd., Class A	171,400	162,854
	Lonking Holdings Ltd.	9,491,000	1,305,747
	Luenmei Quantum Co. Ltd., Class A	273,312	233,529
	Luolai Lifestyle Technology Co. Ltd., Class A	144,040	185,814
*	Luoniushan Co. Ltd., Class A	181,128	156,656
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	247,500	259,740
# *	Luoyang Glass Co. Ltd., Class H	784,000	707,211
	Lushang Health Industry Development Co. Ltd., Class A	227,000	202,978
* Ω	Luye Pharma Group Ltd.	6,966,500	1,693,515
# *	LVGEM China Real Estate Investment Co. Ltd.	1,712,000	163,630
	Maanshan Iron & Steel Co. Ltd., Class H	4,056,048	650,715
	Maccura Biotechnology Co. Ltd., Class A	132,661	354,641
* Ω	Maoyan Entertainment	1,525,600	889,724
*	Maoye International Holdings Ltd.	3,854,000	99,180
*	Markor International Home Furnishings Co. Ltd., Class A	520,780	184,289
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	136,525	428,356
#*Ω	Meitu, Inc.	8,058,500	697,777
	M-Grass Ecology & Environment Group Co. Ltd., Class A	39,000	16,777
Ω	Midea Real Estate Holding Ltd.	217,600	152,052
	Min Xin Holdings Ltd.	730,000	280,955
#	Ming Yuan Cloud Group Holdings Ltd.	1,542,000	710,216
*	Mingfa Group International Co. Ltd.	4,181,000	209,818
	Minmetals Land Ltd.	8,218,000	465,422
Ω	Minsheng Education Group Co. Ltd.	780,000	42,690
	Minth Group Ltd.	2,963,000	5,842,632
	MLS Co. Ltd., Class A	322,200	368,686
*	MMG Ltd.	10,862,999	2,142,041

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Monalisa Group Co. Ltd., Class A	93,400	$159,642
*	Montnets Cloud Technology Group Co. Ltd., Class A	73,670	113,975
	MYS Group Co. Ltd., Class A	215,887	102,204
* ††	Nan Hai Corp. Ltd.	24,100,000	80,746
	NanJi E-Commerce Co. Ltd., Class A	534,600	326,951
	Nanjing Chervon Auto Precision Technology Co. Ltd., Class A	20,700	64,417
	Nanjing Hanrui Cobalt Co. Ltd., Class A	36,500	200,638
*	Nanjing Sample Technology Co. Ltd., Class H	111,500	41,065
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	224,500	256,959
	Nanjing Yunhai Special Metals Co. Ltd., Class A	164,900	427,796
	Natural Food International Holding Ltd., Class H	314,000	15,201
	NetDragon Websoft Holdings Ltd.	973,500	1,634,634
	Netjoy Holdings Ltd.	120,000	13,757
* Ω	New Century Healthcare Holding Co. Ltd.	35,000	3,843
	New Hope Dairy Co. Ltd., Class A	23,600	33,332
*	New World Department Store China Ltd.	1,787,462	127,560
*	Newborn Town, Inc.	264,000	40,214
	Newland Digital Technology Co. Ltd., Class A	251,800	475,622
#	Nexteer Automotive Group Ltd.	3,410,000	1,845,638
	Nine Dragons Paper Holdings Ltd.	6,261,000	3,710,687
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	111,814	94,479
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	55,500	214,914
	Ningbo Huaxiang Electronic Co. Ltd., Class A	181,338	352,851
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	48,600	77,069
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	23,400	44,172
	Ningbo Yunsheng Co. Ltd., Class A	340,100	463,470
	Ningxia Jiaze New Energy Co. Ltd., Class A	574,100	303,128
*	Niu Technologies, Sponsored ADR	109,628	287,225
# *	Noah Holdings Ltd., Sponsored ADR	114,353	1,500,311
	Norinco International Cooperation Ltd., Class A	350,186	375,630
	North Huajin Chemical Industries Co. Ltd., Class A	342,500	315,150
	Northeast Pharmaceutical Group Co. Ltd., Class A	218,903	155,963
	Northeast Securities Co. Ltd., Class A	437,410	380,883
	Northking Information Technology Co. Ltd., Class A	99,966	468,033
	NSFOCUS Technologies Group Co. Ltd., Class A	196,548	304,398
# *	NVC International Holdings Ltd.	1,770,000	21,707
	Ocean’s King Lighting Science & Technology Co. Ltd., Class A	102,380	116,581
*	Oceanwide Holdings Co. Ltd., Class A	1,587,777	245,989
* Ω	Ocumension Therapeutics	96,500	88,945
	Offshore Oil Engineering Co. Ltd., Class A	251,067	161,651
	Olympic Circuit Technology Co. Ltd., Class C	123,835	284,422
	Opple Lighting Co. Ltd., Class A	104,330	224,944
	ORG Technology Co. Ltd., Class A	660,320	429,395
*	Orient Group, Inc., Class A	758,900	260,456
	Oriental Energy Co. Ltd., Class A	345,700	389,674
*	Ourpalm Co. Ltd., Class A	789,500	316,448
*	Overseas Chinese Town Asia Holdings Ltd.	950,183	96,801
	Pacific Online Ltd.	1,798,365	183,206
*	Pacific Securities Co. Ltd., Class A	1,476,371	512,836
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	150,858	375,792
	PAX Global Technology Ltd.	2,990,000	2,349,896
	PCI Technology Group Co. Ltd., Class A	396,540	308,908
* Ω	Peijia Medical Ltd.	830,000	687,586
	People.cn Co. Ltd., Class A	103,000	134,757
#	Perennial Energy Holdings Ltd.	1,325,000	107,947
	PharmaBlock Sciences Nanjing, Inc., Class A	17,200	207,636
	PhiChem Corp., Class A	161,226	376,746
*	Phoenix Media Investment Holdings Ltd.	6,320,000	233,460
#*Ω	Ping An Healthcare & Technology Co. Ltd.	1,341,700	2,481,629

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	PNC Process Systems Co. Ltd., Class A	51,500	$276,835
*	Polaris Bay Group Co. Ltd., Class A	155,400	145,928
	Poly Property Group Co. Ltd.	9,430,500	1,477,688
#	Poly Property Services Co. Ltd., Class H	493,200	1,824,303
	Pou Sheng International Holdings Ltd.	10,648,806	536,382
	Powerlong Real Estate Holdings Ltd.	80,000	6,529
#	Prinx Chengshan Holding Ltd.	149,000	129,053
*	Pujiang International Group Ltd.	288,000	78,849
# *	PW Medtech Group Ltd.	3,468,000	290,333
# *	Q Technology Group Co. Ltd.	1,718,000	678,325
	Qianhe Condiment & Food Co. Ltd., Class A	229,196	491,197
	Qingdao East Steel Tower Stock Co. Ltd., Class A	182,800	200,826
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	158,122	292,709
	Qingdao Gon Technology Co. Ltd., Class A	87,300	308,356
	Qingdao Hanhe Cable Co. Ltd., Class A	820,300	557,156
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	46,153	173,385
# Ω	Qingdao Port International Co. Ltd., Class H	461,000	193,300
	Qingdao Rural Commercial Bank Corp., Class A	832,400	316,071
	Qingdao Topscomm Communication, Inc., Class A	182,700	224,124
	Qingling Motors Co. Ltd., Class H	3,834,000	430,521
	Qinhuangdao Port Co. Ltd., Class H	2,885,500	356,568
*	Qudian, Inc., Sponsored ADR	96,525	80,116
#	Radiance Holdings Group Co. Ltd.	90,000	37,179
	Rainbow Digital Commercial Co. Ltd., Class A	356,250	244,125
*	Raisecom Technology Co. Ltd., Class A	133,429	129,649
*	Rastar Group, Class A	295,400	115,506
	Realcan Pharmaceutical Group Co. Ltd., Class A	513,200	294,235
Ω	Red Star Macalline Group Corp. Ltd., Class H	1,138,720	287,781
#*Ω	Redco Properties Group Ltd.	5,560,000	1,182,653
*	Redsun Properties Group Ltd.	1,312,000	75,469
* Ω	Remegen Co. Ltd., Class H	230,000	1,447,381
	Renhe Pharmacy Co. Ltd., Class A	409,700	355,087
	REXLot Holdings Ltd.	98,652,252	49,014
	Rianlon Corp., Class A	37,450	316,399
	Richinfo Technology Co. Ltd., Class A	101,800	267,723
*	RiseSun Real Estate Development Co. Ltd., Class A	982,152	269,883
#	Road King Infrastructure Ltd.	1,160,000	331,120
	Rongan Property Co. Ltd., Class A	916,500	328,081
	Ruida Futures Co. Ltd., Class A	60,000	110,999
	Runjian Co. Ltd., Class A	50,400	256,745
	Sai Micro Electronics, Inc., Class A	70,100	166,633
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	321,008	156,818
	Sanquan Food Co. Ltd., Class A	186,300	359,226
	Sansteel Minguang Co. Ltd. Fujian, Class A	582,194	335,473
	Sansure Biotech, Inc., Class A	76,320	266,812
	Sanxiang Impression Co. Ltd., Class A	36,100	15,816
	Sany Heavy Equipment International Holdings Co. Ltd.	4,353,000	3,569,669
*	Saurer Intelligent Technology Co. Ltd., Class A	417,200	165,827
*	Seazen Group Ltd.	7,440,571	1,195,202
#	S-Enjoy Service Group Co. Ltd.	922,000	422,596
	Shaan Xi Provincial Natural Gas Co. Ltd., Class A	446,990	463,422
	Shaanxi Construction Machinery Co. Ltd., Class A	134,660	83,325
	Shandong Bohui Paper Industrial Co. Ltd., Class A	222,303	198,956
*	Shandong Chenming Paper Holdings Ltd., Class H	1,649,750	466,607
	Shandong Dawn Polymer Co. Ltd., Class A	71,300	170,149
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	19,000	32,388
	Shandong Head Group Co. Ltd., Class A	68,160	223,798
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	4,300	14,933
# *	Shandong Hi-Speed New Energy Group Ltd.	59,768,570	403,597

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shandong Humon Smelting Co. Ltd., Class A	230,600	$293,087
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	40,300	132,083
*	Shandong Minhe Animal Husbandry Co. Ltd., Class A	68,500	150,265
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	752,400	239,736
	Shandong New Beiyang Information Technology Co. Ltd., Class A	207,300	218,316
	Shandong Pharmaceutical Glass Co. Ltd., Class A	45,600	172,516
	Shandong Publishing & Media Co. Ltd., Class A	303,000	246,657
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	6,050,400	8,336,151
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	582,400	280,817
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	1,366,956	388,041
	Shanghai AJ Group Co. Ltd., Class A	426,800	304,394
	Shanghai AtHub Co. Ltd., Class A	77,900	278,261
	Shanghai Baolong Automotive Corp., Class A	24,400	138,465
	Shanghai Belling Co. Ltd., Class A	121,146	301,716
	Shanghai Bright Power Semiconductor Co. Ltd., Class A	13,939	193,211
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	94,439	203,490
	Shanghai Environment Group Co. Ltd., Class A	184,073	221,521
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	205,282	287,508
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	787,000	3,404,022
#	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	1,155,000	379,658
	Shanghai Fullhan Microelectronics Co., Ltd., Class A	20,800	147,823
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	40,600	108,986
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	83,000	303,101
# Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	145,900	489,130
	Shanghai Industrial Development Co. Ltd., Class A	447,650	180,172
	Shanghai Industrial Holdings Ltd.	1,829,000	1,784,771
	Shanghai Industrial Urban Development Group Ltd.	11,071,000	627,111
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	179,421	249,004
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	82,800	283,206
	Shanghai Liangxin Electrical Co. Ltd., Class A	162,565	250,969
	Shanghai Maling Aquarius Co. Ltd., Class A	310,225	285,687
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	134,034	209,830
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	15,743	482,322
	Shanghai Moons’ Electric Co. Ltd., Class A	76,760	290,813
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	593,300	804,076
	Shanghai Pudong Construction Co. Ltd., Class A	391,992	359,724
	Shanghai QiFan Cable Co. Ltd., Class A	42,500	163,656
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	19,300	50,012
*	Shanghai Runda Medical Technology Co. Ltd., Class A	32,500	48,393
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	332,033	410,272
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	41,900	176,300
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	127,300	150,063
	Shanghai Tunnel Engineering Co. Ltd., Class A	81,350	58,072
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	184,300	290,337
	Shanghai Weaver Network Co. Ltd., Class A	39,329	271,231
	Shanghai Yaoji Technology Co. Ltd., Class A	71,600	130,470
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	26,000	79,554
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	238,400	163,277
	Shanxi Blue Flame Holding Co. Ltd., Class A	189,900	218,880
	Shanxi Coking Co. Ltd., Class A	437,317	321,733
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	308,400	586,301
	Shanying International Holding Co. Ltd., Class A	1,207,015	384,150
*	Shengda Resources Co. Ltd., Class A	221,907	293,277
	Shenguan Holdings Group Ltd.	1,628,000	53,931
	Shengyuan Environmental Protection Co. Ltd., Class A	62,200	142,780
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	21,100	302,788
	Shenzhen Agricultural Products Group Co. Ltd., Class A	473,032	332,308
	Shenzhen Airport Co. Ltd., Class A	609,400	527,594
	Shenzhen Aisidi Co. Ltd., Class A	254,900	349,074

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	272,700	$169,733
*	Shenzhen Center Power Tech Co. Ltd., Class A	76,600	196,545
	Shenzhen Cereals Holdings Co. Ltd., Class A	51,400	48,523
	Shenzhen Changhong Technology Co. Ltd., Class A	139,800	364,654
	Shenzhen Colibri Technologies Co. Ltd., Class A	17,400	40,123
*	Shenzhen Das Intellitech Co. Ltd., Class A	657,611	293,216
	Shenzhen Desay Battery Technology Co., Class A	92,288	629,809
	Shenzhen Envicool Technology Co. Ltd., Class A	69,860	325,647
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	307,518	497,434
	Shenzhen Expressway Corp. Ltd., Class H	2,710,400	1,945,779
	Shenzhen Fine Made Electronics Group Co. Ltd., Class A	42,068	234,875
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	20,787	256,865
	Shenzhen Gongjin Electronics Co. Ltd., Class A	192,000	234,768
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	97,100	196,772
# Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	522,000	327,124
	Shenzhen Heungkong Holding Co. Ltd., Class A	1,466,160	337,229
	Shenzhen International Holdings Ltd.	5,434,792	3,655,772
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	33,500	6,195
	Shenzhen Investment Ltd.	13,309,720	1,813,448
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	157,634	167,276
	Shenzhen Jinjia Group Co. Ltd., Class A	309,800	305,541
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	179,300	102,992
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	206,800	339,114
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	63,500	67,587
	Shenzhen Leaguer Co. Ltd., Class A	119,000	126,930
	Shenzhen Megmeet Electrical Co. Ltd., Class A	132,228	460,100
	Shenzhen Microgate Technology Co. Ltd., Class A	188,700	208,360
*	Shenzhen MTC Co. Ltd., Class A	786,800	372,701
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	567,300	256,020
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	264,600	109,938
	Shenzhen Noposion Agrochemicals Co. Ltd., Class A	186,200	132,255
	Shenzhen Properties & Resources Development Group Ltd., Class A	76,600	96,820
*	Shenzhen SDG Information Co. Ltd., Class A	42,320	36,865
	Shenzhen Sunline Tech Co. Ltd., Class A	229,100	418,575
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	43,608	213,207
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	299,700	437,366
	Shenzhen Sunway Communication Co. Ltd., Class A	205,882	473,751
	Shenzhen Tagen Group Co. Ltd., Class A	317,710	223,871
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	5,600	20,058
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	256,400	225,496
*	Shenzhen World Union Group, Inc., Class A	613,800	210,697
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	342,768	214,343
	Shenzhen Yinghe Technology Co. Ltd., Class A	14,100	38,512
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	238,000	276,061
	Shenzhen Zhenye Group Co. Ltd., Class A	410,400	206,258
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,072,800	566,623
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	362,300	311,413
††	Shimao Group Holdings Ltd.	1,317,500	557,235
	Shinva Medical Instrument Co. Ltd., Class A	138,680	522,433
	Shoucheng Holdings Ltd.	9,427,600	1,715,937
	Shougang Fushan Resources Group Ltd.	8,357,128	2,263,914
*	Shouhang High-Tech Energy Co. Ltd., Class A	719,800	353,565
	Shui On Land Ltd.	13,955,143	1,279,834
	Sichuan Expressway Co. Ltd., Class H	4,042,000	834,573
	Sichuan Furong Technology Co. Ltd., Class A	55,070	113,505
*	Sichuan Haite High-tech Co. Ltd., Class A	124,976	153,202
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	133,900	319,280
*	Sichuan Lutianhua Co. Ltd., Class A	246,800	153,103
	Sichuan Shuangma Cement Co. Ltd., Class A	176,637	488,669

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	90,600	$208,401
#	Sihuan Pharmaceutical Holdings Group Ltd.	14,226,000	1,212,720
*	Silver Grant International Holdings Group Ltd.	6,192,000	307,251
Ω	Simcere Pharmaceutical Group Ltd.	1,647,000	1,827,749
# *	Sinco Pharmaceuticals Holdings Ltd.	1,976,000	61,187
* ††	Sinic Holdings Group Co. Ltd., Class H	235,000	2,808
	Sino Wealth Electronic Ltd., Class A	69,405	297,093
	Sinocare, Inc., Class A	109,600	564,601
	Sinochem International Corp., Class A	391,600	371,374
	Sinofert Holdings Ltd.	9,033,327	897,072
* ††	Sino-I Technology Ltd.	3,950,000	7,548
*	Sinolink Worldwide Holdings Ltd.	15,827,440	333,488
	Sinoma International Engineering Co., Class A	21,100	24,760
	Sinomach Automobile Co. Ltd., Class A	342,600	355,621
	Sino-Ocean Group Holding Ltd.	12,465,000	826,584
	Sinopec Engineering Group Co. Ltd., Class H	6,117,500	2,187,521
	Sinopec Kantons Holdings Ltd.	4,414,000	1,192,043
*	Sinopec Oilfield Service Corp., Class H	8,470,000	507,036
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	12,030,000	1,578,081
	Sinopharm Group Co. Ltd., Class H	3,677,200	6,976,059
	Sino-Platinum Metals Co. Ltd., Class A	113,142	232,643
	Sinoseal Holding Co. Ltd., Class A	39,200	226,785
	Sinosoft Co. Ltd., Class A	117,121	497,504
*	Sinosoft Technology Group Ltd.	2,214,599	91,802
	Sinosteel Engineering & Technology Co. Ltd., Class A	304,000	218,357
	Sinotrans Ltd., Class H	8,418,000	2,049,808
#	Sinotruk Hong Kong Ltd.	2,630,500	2,345,077
	Skyworth Group Ltd.	6,138,266	2,251,578
††	SMI Holdings Group Ltd.	6,033,814	72,102
	Sobute New Materials Co. Ltd.	59,005	118,553
*	SOHO China Ltd.	7,927,500	1,162,096
*	Sohu.com Ltd., ADR	28,593	404,877
*	Solargiga Energy Holdings Ltd.	6,367,000	188,957
	Sonoscape Medical Corp., Class A	27,100	212,210
# *	South Manganese Investment Ltd.	2,312,000	139,962
*	So-Young International, Inc., ADR	83,482	42,576
	SSY Group Ltd.	5,857,152	2,425,574
*	Strawbear Entertainment Group	15,000	2,311
	Sumavision Technologies Co. Ltd., Class A	346,900	235,780
	Sun Art Retail Group Ltd.	7,009,000	1,115,119
*	Sun King Technology Group Ltd.	4,158,000	735,506
	Sun-Create Electronics Co. Ltd., Class A	65,390	261,837
	Sunflower Pharmaceutical Group Co. Ltd., Class A	124,322	393,620
	Sunfly Intelligent Technology Co. Ltd., Class A	101,700	131,700
	Suning Universal Co. Ltd., Class A	486,700	201,704
* †† Ω	Sunshine 100 China Holdings Ltd.	635,000	22,448
*	Sunward Intelligent Equipment Co. Ltd., Class A	187,550	157,877
	Suofeiya Home Collection Co. Ltd., Class A	94,200	180,548
	Suplet Power Co. Ltd., Class A	53,691	387,247
	Suzhou Anjie Technology Co. Ltd., Class A	162,399	287,819
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	575,700	347,679
	Suzhou Good-Ark Electronics Co. Ltd., Class A	181,300	315,795
	Suzhou Secote Precision Electronic Co. Ltd., Class A	47,200	237,436
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	92,600	271,571
	Suzhou TFC Optical Communication Co. Ltd., Class A	137,000	530,747
#	SY Holdings Group Ltd.	712,000	492,494
	Symphony Holdings Ltd.	7,140,000	790,914
*	SYoung Group Co. Ltd., Class A	44,200	67,888
	T&S Communications Co. Ltd., Class A	66,437	151,207

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Taiji Computer Corp. Ltd., Class A	168,856	$625,752
*	Talkweb Information System Co. Ltd., Class A	185,000	187,821
*	Tangrenshen Group Co. Ltd., Class A	249,427	241,342
	TangShan Port Group Co. Ltd., Class A	1,514,711	521,536
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	308,900	241,289
	Tansun Technology Co. Ltd., Class A	93,325	184,581
	TCL Electronics Holdings Ltd.	3,348,347	1,279,276
††	Tech-Pro, Inc.	43,862,000	71,523
	Telling Telecommunication Holding Co. Ltd., Class A	193,500	234,874
	Ten Pao Group Holdings Ltd.	660,000	105,209
	Tenfu Cayman Holdings Co. Ltd.	306,000	190,958
	Three Squirrels, Inc., Class A	73,700	171,004
	Three’s Co. Media Group Co. Ltd., Class A	24,641	235,327
	Tian An China Investment Co. Ltd.	1,719,000	806,008
Ω	Tian Ge Interactive Holdings Ltd.	1,843,000	136,659
#	Tian Lun Gas Holdings Ltd.	1,185,500	424,351
* ††	Tian Shan Development Holding Ltd.	1,844,000	347,087
	Tiande Chemical Holdings Ltd.	156,000	38,695
	Tiangong International Co. Ltd.	4,308,000	1,195,905
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	1,632,000	548,600
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	570,000	551,848
	Tianjin Development Holdings Ltd.	2,246,000	363,226
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	120,400	457,033
#	Tianjin Port Development Holdings Ltd.	11,696,800	700,704
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	44,835	123,362
	Tianjin Teda Co. Ltd., Class A	244,600	129,768
#	Tianneng Power International Ltd.	2,966,048	2,853,818
* ††	Tianyun International Holdings Ltd.	1,794,000	262,256
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	42,700	139,205
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	46,400	236,743
	Tibet Tianlu Co. Ltd., Class A	122,100	74,702
*	Tibet Water Resources Ltd.	9,150,000	484,421
	Tomson Group Ltd.	2,541,054	440,034
	Tong Ren Tang Technologies Co. Ltd., Class H	2,440,000	1,252,112
*	Tongcheng Travel Holdings Ltd.	3,327,600	5,194,145
*	Tongdao Liepin Group	502,800	437,399
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	245,400	297,271
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	170,100	125,979
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	363,380	212,237
	Tongyu Heavy Industry Co. Ltd., Class A	957,253	332,510
	Top Spring International Holdings Ltd.	1,539,500	128,092
	Topsec Technologies Group, Inc., Class A	237,127	366,362
Ω	Topsports International Holdings Ltd.	3,532,000	1,780,966
#	Towngas Smart Energy Co. Ltd.	4,570,818	1,600,902
*	TPV Technology Co. Ltd., Class A	1,095,200	310,488
	Transfar Zhilian Co. Ltd., Class A	369,541	250,542
	TravelSky Technology Ltd., Class H	3,352,000	4,874,252
*	Trigiant Group Ltd.	4,284,000	190,562
* ††	Trony Solar Holdings Co. Ltd.	1,757,000	0
	TRS Information Technology Corp. Ltd., Class A	170,100	277,257
	Truking Technology Ltd., Class A	68,500	157,948
	Truly International Holdings Ltd.	6,217,573	759,886
Ω	Tsaker New Energy Tech Co. Ltd.	1,314,500	175,830
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	970,900	246,551
*	Tuniu Corp., Sponsored ADR	148,809	102,678
	Unilumin Group Co. Ltd., Class A	335,700	278,263
	Uni-President China Holdings Ltd.	5,102,000	3,767,925
	United Energy Group Ltd.	29,828,900	2,885,769
	United Strength Power Holdings Ltd.	188,000	247,847

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
††	Untrade.CTEG	18,320,000	$148,900
	Valiant Co. Ltd., Class A	209,551	398,759
	VanJee Technology Co. Ltd., Class A	7,200	19,881
	Vats Liquor Chain Store Management JSC Ltd., Class A	89,000	266,597
	Vatti Corp. Ltd., Class A	188,447	146,474
Ω	VCredit Holdings Ltd.	159,400	53,429
* Ω	Venus MedTech Hangzhou, Inc., Class H	144,500	177,978
	Victory Giant Technology Huizhou Co. Ltd., Class A	227,600	419,383
	Vinda International Holdings Ltd.	1,444,000	2,708,078
*	Viomi Technology Co. Ltd., ADR	37,442	32,200
*	Vipshop Holdings Ltd., ADR	604,615	4,214,167
	Visual China Group Co. Ltd., Class A	126,800	176,279
* Ω	Viva Biotech Holdings	2,995,000	453,886
*	Vnet Group, Inc., ADR	396,255	1,660,308
*	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	89,400	118,747
	Wangneng Environment Co. Ltd., Class A	94,545	235,404
	Wangsu Science & Technology Co. Ltd., Class A	594,400	439,695
	Wanguo International Mining Group Ltd.	112,000	27,568
	Want Want China Holdings Ltd.	132,000	86,709
	Wanxiang Qianchao Co. Ltd., Class A	74,708	50,845
	Wasion Holdings Ltd.	2,402,000	636,009
	Wasu Media Holding Co. Ltd., Class A	403,424	378,829
*	Weibo Corp., Sponsored ADR	4,978	56,351
*	Weibo Corp., Class A	11,640	133,789
	Weifu High-Technology Group Co. Ltd., Class A	35,703	84,215
# * Ω	Weimob, Inc.	4,346,000	1,527,859
	Weiqiao Textile Co., Class H	1,974,000	274,296
*	Wellhope Foods Co. Ltd., Class A	343,680	535,590
	West China Cement Ltd.	9,470,000	856,489
	Wharf Holdings Ltd.	1,192,000	3,413,286
	Winning Health Technology Group Co. Ltd., Class A	261,900	348,247
*	Wison Engineering Services Co. Ltd.	1,334,000	46,052
	WPG Shanghai Smart Water PCL, Class A	56,000	67,300
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	165,100	216,362
*	Wuhan P&S Information Technology Co. Ltd., Class A	405,100	242,243
*	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	97,386	381,444
	Wuhu Token Science Co. Ltd., Class A	74,700	64,056
#	Wuling Motors Holdings Ltd.	1,010,000	82,279
	Wushang Group Co. Ltd., Class A	234,382	303,492
	Wuxi Boton Technology Co. Ltd., Class A	86,152	157,744
	Wuxi Taiji Industry Co. Ltd., Class A	465,900	342,028
	Wuxi Xinje Electric Co. Ltd., Class A	33,200	192,803
*	XGD, Inc., Class A	155,100	292,468
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,777,000	917,176
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	182,400	204,307
	Xiamen International Airport Co. Ltd., Class A	20,400	40,242
	Xiamen Intretech, Inc., Class A	152,770	361,216
	Xiamen ITG Group Corp. Ltd., Class A	489,000	417,390
*	Xiamen Jihong Technology Co. Ltd., Class A	42,200	72,878
	Xiamen Kingdomway Group Co., Class A	140,400	323,667
*	Xi’an Tian He Defense Technology Co. Ltd., Class A	41,200	58,454
	Xiandai Investment Co. Ltd., Class A	421,994	223,958
	Xianhe Co. Ltd., Class A	12,281	40,963
	Xilinmen Furniture Co. Ltd., Class A	115,900	351,724
*	Xinchen China Power Holdings Ltd.	162,000	5,682
	Xinfengming Group Co. Ltd., Class A	239,100	266,265
	Xingda International Holdings Ltd.	5,961,861	1,155,166
	Xingfa Aluminium Holdings Ltd.	481,000	424,311
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,968,103	1,188,913

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xinhuanet Co. Ltd., Class A	120,800	$251,888
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	256,000	221,826
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	86,188	241,961
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,094,000	108,569
	Xinte Energy Co. Ltd., Class H	1,056,000	2,060,143
	Xinxiang Chemical Fiber Co. Ltd., Class A	158,600	67,370
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	605,500	288,141
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	113,000	171,084
	Xinyi Energy Holdings Ltd.	5,855,923	1,491,544
	Xinyu Iron & Steel Co. Ltd., Class A	474,300	232,403
#	Xtep International Holdings Ltd.	5,102,218	4,676,557
*	Xunlei Ltd., ADR	212,469	210,790
Ω	Yadea Group Holdings Ltd.	4,400,000	6,718,272
*	YaGuang Technology Group Co. Ltd., Class A	278,300	236,373
*	Yanchang Petroleum International Ltd.	12,940,000	67,551
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	530,500	1,122,161
	Yankershop Food Co. Ltd., Class A	30,795	369,857
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	36,600	135,884
	Yantai China Pet Foods Co. Ltd., Class A	70,300	189,954
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	173,113	412,381
	Yantai Eddie Precision Machinery Co. Ltd., Class A	142,392	277,329
	Yantai Tayho Advanced Materials Co. Ltd., Class A	156,934	363,010
	Yantai Zhenghai Bio-tech Co. Ltd.	40,450	228,554
*	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	131,600	221,683
*	Yashili International Holdings Ltd.	5,168,000	724,849
*	Yeahka Ltd.	17,200	39,213
#	Yeebo International Holdings Ltd.	232,000	84,256
	YGSOFT, Inc., Class A	312,360	285,343
	Yibin Tianyuan Group Co. Ltd., Class A	131,200	122,086
# * Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	808,600	448,038
*	Yida China Holdings Ltd.	1,148,000	32,816
*	Yifan Pharmaceutical Co. Ltd., Class A	265,766	398,056
#	Yihai International Holding Ltd.	1,661,000	2,737,228
	Yijiahe Technology Co. Ltd., Class A	64,876	310,626
*	Yincheng International Holding Co. Ltd.	462,000	81,256
	Yipinhong Pharmaceutical Co. Ltd., Class A	95,180	361,933
	Yip’s Chemical Holdings Ltd.	1,386,000	459,035
*	Yiren Digital Ltd., Sponsored ADR	220,957	178,312
# * Ω	Yixin Group Ltd.	1,892,500	149,350
	Yixintang Pharmaceutical Group Co. Ltd., Class A	123,400	469,644
	Yotrio Group Co. Ltd., Class A	677,800	307,589
*	Youzu Interactive Co. Ltd., Class A	266,200	282,798
*	Yuan Heng Gas Holdings Ltd.	3,516,000	176,925
	Yuexiu Property Co. Ltd.	5,545,456	4,732,243
	Yuexiu Transport Infrastructure Ltd.	4,226,018	1,654,138
	Yusys Technologies Co. Ltd., Class A	144,200	343,952
	ZBOM Home Collection Co. Ltd., Class A	100,588	287,887
	Zepp Health Corp., ADR	24,510	30,147
# *	Zhaojin Mining Industry Co. Ltd., Class H	3,867,000	3,186,164
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	58,248	131,907
	Zhejiang Communications Technology Co. Ltd.	463,200	327,532
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	612,900	351,640
	ZheJiang Dali Technology Co. Ltd., Class A	23,018	43,040
#	Zhejiang Expressway Co. Ltd., Class H	5,774,000	3,579,534
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	145,800	292,058
# * ††	Zhejiang Glass Co. Ltd., Class H	445,000	0
	Zhejiang Hailiang Co. Ltd., Class A	17,281	27,455
	Zhejiang Hangmin Co. Ltd., Class A	354,400	342,874
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	430,830	395,149

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Huace Film & Television Co. Ltd., Class A	617,000	$355,192
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	287,800	333,528
	Zhejiang Jianfeng Group Co. Ltd., Class A	24,600	37,249
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	116,829	359,423
*	Zhejiang Jingu Co. Ltd., Class A	346,600	297,389
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	287,760	519,349
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	983,168	410,097
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	123,600	287,382
	Zhejiang Medicine Co. Ltd., Class A	327,500	513,283
	Zhejiang Meida Industrial Co. Ltd., Class A	206,440	284,505
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	644,961	323,090
*	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	93,100	245,049
	Zhejiang Runtu Co. Ltd., Class A	306,134	307,469
	Zhejiang Semir Garment Co. Ltd., Class A	572,400	351,966
	Zhejiang Southeast Space Frame Co. Ltd., Class A	201,700	180,226
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	76,720	183,208
	Zhejiang Tiantie Industry Co. Ltd., Class A	171,744	247,597
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	104,805	332,583
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	801,520	739,025
*	Zhejiang Wanliyang Co. Ltd., Class A	323,670	333,730
	Zhejiang Wanma Co. Ltd., Class A	233,200	289,449
	Zhejiang Windey Co. Ltd., Class A	86,500	213,477
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	222,600	314,230
	Zhejiang Yankon Group Co. Ltd., Class A	95,500	40,753
	Zhejiang Yasha Decoration Co. Ltd., Class A	389,600	228,845
	Zhejiang Yinlun Machinery Co. Ltd., Class A	132,900	224,815
	Zhende Medical Co. Ltd., Class A	27,693	176,025
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,046,000	896,778
*	Zhong An Group Ltd.	13,063,800	307,286
* Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	1,960,300	3,654,169
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	586,600	435,022
	Zhongshan Public Utilities Group Co. Ltd., Class A	438,100	389,686
*	Zhongtian Financial Group Co. Ltd., Class A	1,461,176	280,569
#	Zhongyu Energy Holdings Ltd.	2,066,306	1,537,781
Ω	Zhou Hei Ya International Holdings Co. Ltd.	3,346,000	1,473,704
*	Zhuguang Holdings Group Co. Ltd.	7,108,000	580,459
	Zhuhai Bojay Electronics Co. Ltd., Class A	26,646	130,310
	Zhuhai Huafa Properties Co. Ltd., Class A	346,280	405,898
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	172,200	179,297

TOTAL CHINA			782,873,630

COLOMBIA — (0.1%)
	Banco de Bogota SA	4,139	21,790
	Bolsa de Valores de Colombia	63,819	99,241
	Celsia SA ESP	1,835,444	1,031,305
	Cementos Argos SA	839,349	565,939
*	CEMEX Latam Holdings SA	765,979	651,402
*	Corp. Financiera Colombiana SA	268,889	876,562
	Grupo Argos SA	77,734	161,331
	Grupo Aval Acciones y Valores SA, ADR	4,190	9,302
	Mineros SA	243,330	82,773
	Promigas SA ESP	10,240	9,019

TOTAL COLOMBIA			3,508,664

GREECE — (0.4%)
*	Aegean Airlines SA	137,813	680,921
	Athens Water Supply & Sewage Co. SA	102,231	727,928
	Autohellas Tourist & Trading SA	62,316	696,512

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
GREECE — (Continued)
	Bank of Greece	115,124	$1,837,498
	ElvalHalcor SA	87,057	123,222
	Epsilon Net SA	8,900	47,143
	Fourlis Holdings SA	134,999	353,460
	GEK Terna Holding Real Estate Construction SA	253,934	2,417,334
	Hellenic Exchanges - Athens Stock Exchange SA	149,334	462,284
	Holding Co. ADMIE IPTO SA	297,838	493,288
	Intracom Holdings SA	131,176	210,097
*	LAMDA Development SA	145,034	878,722
	Motor Oil Hellas Corinth Refineries SA	24,547	421,890
	Piraeus Port Authority SA	26,723	423,771
	Quest Holdings SA	45,701	182,219
	Sarantis SA	131,589	824,875
	Terna Energy SA	91,994	1,709,635
	Thrace Plastics Holding & Co.	10,140	37,838
	Titan Cement International SA	30,576	341,696

TOTAL GREECE			12,870,333

HONG KONG — (0.0%)
* ††	Anxin-China Holdings Ltd.	16,347,000	0
* ††	C Fiber Optic	9,639,999	0
* ††	China Animal Healthcare Ltd.	3,671,000	0
* ††	China Common Rich Renewable Energy Investments Ltd.	17,084,000	0
* ††	DBA Telecommunication (Asia) Holdings Ltd.	876,000	0
*	Kai Yuan Holdings Ltd.	11,360,000	26,054
* ††	Karce Co. Ltd.	1,336,000	0
	My Medicare	6,950,000	38,160
* ††	Real Gold Mining Ltd.	300,500	0
*	Realord Group Holdings Ltd.	268,000	314,435
*	Taung Gold International Ltd.	29,340,000	85,863
* ††	Tenwow International Holdings Ltd.	4,023,000	0
*	Tongda Group Holdings Ltd.	14,795,000	139,477
*	Untrade.Lumena Newmat	363,249	0
* ††	Youyuan International Holdings Ltd.	2,698,070	0

TOTAL HONG KONG			603,989

HUNGARY — (0.0%)
	Magyar Telekom Telecommunications PLC	52,018	37,353
*	Opus Global Nyrt	302,678	86,921
	Richter Gedeon Nyrt	62,801	1,242,250

TOTAL HUNGARY			1,366,524

INDIA — (19.2%)
*	3i Infotech Ltd.	34,614	18,317
	Aarti Drugs Ltd.	110,812	642,947
	Aarti Industries Ltd.	452,888	3,817,714
	Aarti Pharmalabs Ltd.	113,222	518,665
*	Aavas Financiers Ltd.	7,808	190,323
	Abbott India Ltd.	15,291	3,539,529
	Accelya Solutions India Ltd.	3,300	51,371
	Action Construction Equipment Ltd.	64,420	240,850
	Adani Enterprises Ltd.	132,085	5,349,994
*	Adani Green Energy Ltd.	65,429	1,666,826
*	Adani Power Ltd.	1,298,946	5,278,915
	Adani Total Gas Ltd.	47,761	2,101,817
*	Adani Transmission Ltd.	257,725	10,446,809
	ADF Foods Ltd.	2,577	22,145
*	Aditya Birla Capital Ltd.	1,042,109	1,469,281

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Advanced Enzyme Technologies Ltd.	159,570	$548,236
	Aegis Logistics Ltd.	508,694	1,912,705
	AGI Greenpac Ltd.	36,450	145,624
	Agro Tech Foods Ltd.	54,802	509,842
	Ahluwalia Contracts India Ltd.	33,616	177,617
	AIA Engineering Ltd.	176,351	5,759,750
	Ajanta Pharma Ltd.	150,573	2,336,827
	Akzo Nobel India Ltd.	43,658	1,124,379
	Alembic Ltd.	269,593	230,284
	Alembic Pharmaceuticals Ltd.	194,229	1,291,312
	Alkyl Amines Chemicals	47,896	1,714,418
	Allcargo Logistics Ltd.	216,315	1,131,165
*	Alok Industries Ltd.	3,273,901	612,010
	Amara Raja Batteries Ltd.	210,978	1,302,775
*	Amber Enterprises India Ltd.	7,262	181,524
	Amrutanjan Health Care Ltd.	18,616	165,293
	Anant Raj Ltd.	206,283	284,063
	Andhra Paper Ltd.	12,953	77,258
	Andhra Sugars Ltd.	121,872	207,828
	Angel One Ltd.	23,208	448,931
	Apar Industries Ltd.	23,756	430,539
	Apcotex Industries Ltd.	14,629	86,696
	APL Apollo Tubes Ltd.	310,593	4,052,718
	Apollo Tyres Ltd.	1,117,624	3,920,832
	Aptech Ltd.	6,495	25,311
*	Arvind Fashions Ltd.	202,670	904,924
*	Arvind Ltd.	529,933	595,368
*	Arvind SmartSpaces Ltd.	24,563	74,299
	Asahi India Glass Ltd.	343,399	2,563,868
	Ashiana Housing Ltd.	55,991	107,032
*	Ashoka Buildcon Ltd.	369,747	330,960
	Asian Granito India Ltd.	85,705	58,217
	Astec Lifesciences Ltd.	11,396	298,151
* Ω	Aster DM Healthcare Ltd.	171,605	513,363
	Astra Microwave Products Ltd.	138,699	509,377
	Astral Ltd.	33,632	828,338
	AstraZeneca Pharma India Ltd.	14,856	592,258
	Atul Ltd.	55,580	5,679,275
Ω	AU Small Finance Bank Ltd.	152,487	1,087,080
	Automotive Axles Ltd.	16,733	397,243
	Avanti Feeds Ltd.	152,187	812,105
	Bajaj Consumer Care Ltd.	328,559	632,674
	Bajaj Electricals Ltd.	2,695	38,045
*	Bajaj Hindusthan Sugar Ltd.	1,836,605	228,750
	Bajaj Holdings & Investment Ltd.	40,838	3,282,258
	Balaji Amines Ltd.	42,978	1,573,581
	Balkrishna Industries Ltd.	2,049	48,697
	Balmer Lawrie & Co. Ltd.	230,549	315,752
	Balrampur Chini Mills Ltd.	429,065	1,642,753
	Banco Products India Ltd.	49,687	115,352
	Bank of India	839,490	610,418
	Bank of Maharashtra	986,206	243,126
	Bannari Amman Sugars Ltd.	12,765	432,426
	BASF India Ltd.	45,733	1,587,330
	Bata India Ltd.	145,073	3,193,916
	Bayer CropScience Ltd.	13,354	752,981
	BEML Ltd.	49,660	944,765
	BEML Ltd.	48,307	218,812
*	BF Utilities Ltd.	59,511	280,863

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Bhansali Engineering Polymers Ltd.	228,412	$301,731
	Bharat Bijlee Ltd.	5,189	150,744
	Bharat Dynamics Ltd.	65,479	755,842
	Bharat Electronics Ltd.	2,342,148	3,029,659
	Bharat Forge Ltd.	349,672	3,511,826
	Bharat Heavy Electricals Ltd.	2,493,752	2,229,934
	Bharat Rasayan Ltd.	3,159	419,059
	Birla Corp. Ltd.	94,933	1,066,730
	Birlasoft Ltd.	444,621	1,456,584
*	Black Box Ltd.	12,574	24,218
	Bliss Gvs Pharma Ltd.	106,354	97,404
	Blue Dart Express Ltd.	17,602	1,615,806
	Blue Star Ltd.	104,671	1,563,992
	Bodal Chemicals Ltd.	82,131	80,247
	Bombay Burmah Trading Co.	28,681	303,385
*	Bombay Dyeing & Manufacturing Co. Ltd.	270,409	266,178
*	Borosil Ltd.	10,433	52,924
*	Borosil Renewables Ltd.	125,180	852,266
	Brigade Enterprises Ltd.	308,439	1,865,464
	Brightcom Group Ltd.	65,381	26,023
	BSE Ltd.	229,927	1,642,261
*	Camlin Fine Sciences Ltd.	124,059	237,056
	Can Fin Homes Ltd.	159,590	1,010,074
*	Capacit’e Infraprojects Ltd.	57,331	110,694
	Caplin Point Laboratories Ltd.	72,924	638,905
	Carborundum Universal Ltd.	262,115	2,700,141
	Care Ratings Ltd.	53,698	318,120
	Castrol India Ltd.	566,471	855,778
	CCL Products India Ltd.	278,029	1,688,541
	Ceat Ltd.	86,455	1,611,146
*	Central Bank of India Ltd.	613,272	151,121
	Central Depository Services India Ltd.	196,430	2,912,731
	Century Enka Ltd.	23,231	119,101
	Century Plyboards India Ltd.	204,878	1,488,512
	Century Textiles & Industries Ltd.	142,158	1,468,342
	Cera Sanitaryware Ltd.	17,394	1,163,536
	CESC Ltd.	2,163,177	2,007,411
*	CG Power & Industrial Solutions Ltd.	315,782	993,579
*	Chalet Hotels Ltd.	13,713	60,504
	Chambal Fertilisers & Chemicals Ltd.	549,880	2,173,593
	Chennai Petroleum Corp. Ltd.	157,831	397,368
††	Chennai Super Kings Cricket Ltd.	1,658,632	8,454
	Cholamandalam Financial Holdings Ltd.	393,015	2,984,736
	Cholamandalam Investment & Finance Co. Ltd.	32,514	279,933
	Cigniti Technologies Ltd.	17,056	128,105
	City Union Bank Ltd.	1,316,807	2,955,677
Ω	Cochin Shipyard Ltd.	69,239	448,683
* Ω	Coffee Day Enterprises Ltd.	294,818	172,401
	Coforge Ltd.	86,587	3,981,559
	Computer Age Management Services Ltd.	43,580	1,343,262
	Container Corp. of India Ltd.	107,056	1,031,014
	Coromandel International Ltd.	386,151	4,487,404
	Cosmo First Ltd.	17,181	152,250
*	CreditAccess Grameen Ltd.	74,300	876,323
	CRISIL Ltd.	58,234	2,110,003
	Crompton Greaves Consumer Electricals Ltd.	1,633,503	7,149,511
*	CSB Bank Ltd.	83,201	228,628
	Cummins India Ltd.	225,207	3,663,252
	Cyient Ltd.	175,072	1,586,990

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	D B Realty Ltd.	128,165	$158,411
	Dalmia Bharat Ltd.	142,898	2,757,807
	Dalmia Bharat Sugar & Industries Ltd.	18,178	69,667
	DB Corp. Ltd.	91,735	126,397
	DCB Bank Ltd.	793,332	1,034,668
	DCM Shriram Ltd.	130,253	1,646,919
	DCW Ltd.	242,758	175,797
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	187,415	2,189,469
	Deepak Nitrite Ltd.	110,590	3,094,543
	Delta Corp. Ltd.	446,857	1,206,224
*	DEN Networks Ltd.	277,502	110,782
*	Dhampur Bio Organics Ltd.	121,578	239,477
	Dhampur Sugar Mills Ltd.	99,655	238,998
*	Dhani Services Ltd.	954,221	655,528
	Dhanuka Agritech Ltd.	43,376	382,122
Ω	Dilip Buildcon Ltd.	141,880	370,360
*	Dish TV India Ltd.	3,313,643	636,659
*	Dishman Carbogen Amcis Ltd.	194,853	233,470
	Dixon Technologies India Ltd.	84,327	4,606,947
	Dollar Industries Ltd.	20,031	121,003
Ω	Dr Lal PathLabs Ltd.	101,801	3,149,897
*	DRC Systems India Ltd.	21,540	7,421
	Dwarikesh Sugar Industries Ltd.	115,381	124,212
	Dynamatic Technologies Ltd.	3,861	112,315
	eClerx Services Ltd.	98,101	1,563,811
	Edelweiss Financial Services Ltd.	1,598,778	1,119,776
	EID Parry India Ltd.	253,753	1,916,124
*	EIH Associated Hotels	7,709	46,315
*	EIH Ltd.	592,462	1,386,175
	Electrosteel Castings Ltd.	1,066,740	517,487
	Elgi Equipments Ltd.	526,947	3,089,695
	Emami Ltd.	436,992	2,522,538
Ω	Endurance Technologies Ltd.	50,432	825,644
	Engineers India Ltd.	716,970	608,947
	EPL Ltd.	222,082	413,273
* Ω	Equitas Small Finance Bank Ltd.	351,490	213,178
Ω	Eris Lifesciences Ltd.	86,680	774,442
	ESAB India Ltd.	6,485	264,724
	Escorts Kubota Ltd.	65,710	1,614,957
*	Eveready Industries India Ltd.	9,462	33,495
	Everest Industries Ltd.	5,686	61,162
	Everest Kanto Cylinder Ltd.	28,491	37,478
	Excel Industries Ltd.	7,725	111,062
	Exide Industries Ltd.	1,080,287	2,161,794
*	FDC Ltd.	172,443	650,138
	Federal Bank Ltd.	5,370,459	8,537,661
*	Federal-Mogul Goetze India Ltd.	19,259	74,728
	FIEM Industries Ltd.	8,676	168,153
	Filatex India Ltd.	127,280	154,177
	Fine Organic Industries Ltd.	8,143	565,747
	Finolex Cables Ltd.	264,201	1,657,988
	Finolex Industries Ltd.	955,420	1,550,827
	Firstsource Solutions Ltd.	984,127	1,234,991
	Force Motors Ltd.	8,398	138,638
*	Fortis Healthcare Ltd.	1,720,585	5,777,317
	Gabriel India Ltd.	234,396	433,982
	Galaxy Surfactants Ltd.	12,936	453,765
*	Ganesh Housing Corp. Ltd.	6,901	28,723
	Garden Reach Shipbuilders & Engineers Ltd.	32,522	175,665

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Garware Technical Fibres Ltd.	35,738	$1,512,912
	Gateway Distriparks Ltd.	978,876	861,903
*	Gati Ltd.	95,449	202,279
*	GE T&D India Ltd.	196,502	304,732
Ω	General Insurance Corp. of India	11,497	17,226
	Genus Power Infrastructures Ltd.	135,367	145,367
	Geojit Financial Services Ltd.	27,742	16,098
	GHCL Ltd.	182,273	1,423,088
	GIC Housing Finance Ltd.	81,968	132,461
	Gillette India Ltd.	17,560	1,093,763
	GlaxoSmithKline Pharmaceuticals Ltd.	41,567	693,556
	Glenmark Pharmaceuticals Ltd.	486,775	2,368,320
	GMM Pfaudler Ltd.	16,740	373,949
*	GMR Airports Infrastructure Ltd.	4,522,064	2,047,688
	Godawari Power & Ispat Ltd.	73,133	234,118
	Godfrey Phillips India Ltd.	48,483	871,520
Ω	Godrej Agrovet Ltd.	38,292	231,783
*	Godrej Industries Ltd.	178,284	927,151
	Goodyear India Ltd.	8,680	106,758
	Granules India Ltd.	480,026	2,163,647
	Graphite India Ltd.	94,696	403,805
	Grauer & Weil India Ltd.	43,156	47,773
	Gravita India Ltd.	16,173	71,915
	Great Eastern Shipping Co. Ltd.	307,104	2,059,550
	Greaves Cotton Ltd.	321,516	588,859
	Greenlam Industries Ltd.	24,742	94,954
	Greenpanel Industries Ltd.	64,267	287,235
	Greenply Industries Ltd.	97,847	205,148
	Grindwell Norton Ltd.	105,759	2,721,177
	Gujarat Alkalies & Chemicals Ltd.	106,190	1,149,800
	Gujarat Ambuja Exports Ltd.	243,558	744,041
	Gujarat Fluorochemicals Ltd.	132,935	6,079,642
	Gujarat Industries Power Co. Ltd.	176,262	177,922
	Gujarat Mineral Development Corp. Ltd.	193,216	330,830
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	239,481	2,055,001
	Gujarat Pipavav Port Ltd.	967,972	1,003,893
	Gujarat State Fertilizers & Chemicals Ltd.	454,863	678,877
	Gujarat State Petronet Ltd.	781,576	2,137,157
	Gulf Oil Lubricants India Ltd.	50,156	250,333
	Happiest Minds Technologies Ltd.	25,947	304,329
*	Hathway Cable & Datacom Ltd.	1,004,778	194,323
	Hatsun Agro Product Ltd.	105,358	1,217,445
	HBL Power Systems Ltd.	200,199	253,700
*	HealthCare Global Enterprises Ltd.	37,943	132,870
	HEG Ltd.	27,718	354,156
	HeidelbergCement India Ltd.	205,805	477,020
	Heritage Foods Ltd.	51,381	186,822
	Hester Biosciences Ltd.	11,620	277,975
	HFCL Ltd.	2,094,768	2,084,350
	HG Infra Engineering Ltd.	25,519	175,094
	Hikal Ltd.	178,461	711,395
	HIL Ltd.	14,909	513,532
	Himadri Speciality Chemical Ltd.	539,750	675,773
	Himatsingka Seide Ltd.	66,016	74,296
	Hinduja Global Solutions Ltd.	72,357	1,069,523
	Hindustan Aeronautics Ltd.	8,128	248,353
*	Hindustan Construction Co. Ltd.	2,513,458	429,763
	Hindustan Copper Ltd.	281,976	351,447
*	Hindustan Oil Exploration Co. Ltd.	190,919	317,850

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Hindware Home Innovation Ltd.	47,956	$216,122
	Hle Glascoat Ltd.	13,765	110,022
	Honda India Power Products Ltd.	12,211	253,365
	Honeywell Automation India Ltd.	1,858	882,482
	Huhtamaki India Ltd.	86,236	227,331
	I G Petrochemicals Ltd.	19,600	123,329
Ω	ICICI Securities Ltd.	152,366	953,198
	ICRA Ltd.	5,986	297,115
*	IDFC First Bank Ltd.	6,440,948	4,376,467
	IDFC Ltd.	3,603,867	3,373,667
*	IFB Industries Ltd.	33,304	377,995
*	Igarashi Motors India Ltd.	2,487	12,439
	IIFL Finance Ltd.	572,417	2,904,863
	IIFL Securities Ltd.	118,038	96,725
	IIFL Wealth Management Ltd.	166,563	3,577,208
	India Cements Ltd.	488,174	1,419,356
	India Glycols Ltd.	49,094	443,951
	India Nippon Electricals Ltd.	1,455	7,651
*	Indiabulls Housing Finance Ltd.	947,333	1,474,722
*	Indiabulls Real Estate Ltd.	592,643	559,256
Ω	IndiaMart InterMesh Ltd.	8,395	466,263
	Indian Bank	294,130	910,355
Ω	Indian Energy Exchange Ltd.	750,762	1,267,989
	Indian Hotels Co. Ltd.	2,496,258	10,070,893
	Indian Hume Pipe Co. Ltd.	13,446	26,524
	Indo Count Industries Ltd.	166,243	281,434
	Indoco Remedies Ltd.	110,768	475,727
	Indraprastha Gas Ltd.	347,107	1,793,389
	INEOS Styrolution India Ltd.	15,206	155,362
	Infibeam Avenues Ltd.	2,531,827	538,359
	Ingersoll Rand India Ltd.	16,263	430,774
*	Inox Leisure Ltd.	68,296	424,947
*	Inox Wind Ltd.	140,383	252,301
	Insecticides India Ltd.	12,634	110,015
	Intellect Design Arena Ltd.	224,382	1,173,835
	IOL Chemicals & Pharmaceuticals Ltd.	38,486	167,203
	Ipca Laboratories Ltd.	430,586	4,700,129
	IRB Infrastructure Developers Ltd.	410,883	1,164,395
Ω	IRCON International Ltd.	462,924	246,792
	ISGEC Heavy Engineering Ltd.	22,633	134,376
	ITD Cementation India Ltd.	240,706	351,595
*	ITI Ltd.	145,880	187,076
	J Kumar Infraprojects Ltd.	70,641	229,210
	Jagran Prakashan Ltd.	288,140	231,983
	Jai Corp. Ltd.	117,016	248,005
*	Jaiprakash Associates Ltd.	2,444,320	282,416
*	Jaiprakash Power Ventures Ltd.	9,087,601	824,223
*	Jammu & Kashmir Bank Ltd.	560,538	267,665
	Jamna Auto Industries Ltd.	584,889	793,124
	JB Chemicals & Pharmaceuticals Ltd.	141,326	3,373,458
	JBM Auto Ltd.	30,720	151,396
	Jindal Poly Films Ltd.	67,148	683,904
	Jindal Saw Ltd.	585,377	552,474
*	Jindal Stainless Hisar Ltd.	342,230	1,179,003
*	Jindal Stainless Ltd.	583,054	997,986
	JK Cement Ltd.	118,052	3,884,620
	JK Lakshmi Cement Ltd.	171,089	1,135,410
	JK Paper Ltd.	272,095	1,368,728
	JK Tyre & Industries Ltd.	333,807	704,766

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	JM Financial Ltd.	1,482,551	$1,228,800
	JMC Projects India Ltd.	170,972	225,987
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	30,395	436,535
	JSW Energy Ltd.	710,513	2,893,036
	JTEKT India Ltd.	150,187	190,402
	Jubilant Ingrevia Ltd.	455,030	2,841,406
	Jubilant Pharmova Ltd.	267,938	1,203,179
	Jyothy Labs Ltd.	475,110	1,138,160
	Kajaria Ceramics Ltd.	286,566	3,755,041
	Kalpataru Power Transmission Ltd.	227,054	1,304,960
	Kalyani Steels Ltd.	73,704	267,300
	Kansai Nerolac Paints Ltd.	118,385	690,978
	Karnataka Bank Ltd.	809,672	939,477
	Karur Vysya Bank Ltd.	1,624,247	2,044,127
	Kaveri Seed Co. Ltd.	80,593	473,032
	KCP Ltd.	102,485	151,263
	KEC International Ltd.	358,491	1,900,541
	KEI Industries Ltd.	207,523	3,989,961
	Kennametal India Ltd.	8,679	259,765
*	Kesoram Industries Ltd.	268,910	183,793
	Kewal Kiran Clothing Ltd.	15,442	95,272
*	Kiri Industries Ltd.	76,505	487,670
	Kirloskar Brothers Ltd.	22,472	95,051
	Kirloskar Ferrous Industries Ltd.	38,797	123,357
	Kirloskar Oil Engines Ltd.	196,999	623,909
	Kitex Garments Ltd.	41,078	102,044
	KNR Constructions Ltd.	372,490	1,001,185
	Kolte-Patil Developers Ltd.	49,505	206,198
	KPIT Technologies Ltd.	689,000	5,930,463
	KPR Mill Ltd.	426,884	2,840,216
	KRBL Ltd.	158,822	762,569
	KSB Ltd.	45,773	1,174,448
	L&T Finance Holdings Ltd.	2,318,136	2,271,474
	LA Opala RG Ltd.	124,881	588,840
	Lakshmi Machine Works Ltd.	12,187	1,900,454
Ω	Laurus Labs Ltd.	773,912	4,257,370
* Ω	Lemon Tree Hotels Ltd.	876,090	895,789
	LG Balakrishnan & Bros Ltd.	46,615	426,621
	LIC Housing Finance Ltd.	937,053	4,595,137
	Linde India Ltd.	78,446	2,906,951
	LT Foods Ltd.	472,709	720,620
	Lumax Auto Technologies Ltd.	65,818	194,641
	Lumax Industries Ltd.	3,660	67,646
	LUX Industries Ltd.	27,052	564,194
	Mahanagar Gas Ltd.	191,472	1,989,747
	Maharashtra Scooters Ltd.	808	51,250
	Maharashtra Seamless Ltd.	98,993	938,492
	Mahindra & Mahindra Financial Services Ltd.	1,801,604	4,411,644
	Mahindra CIE Automotive Ltd.	439,069	1,590,732
*	Mahindra Holidays & Resorts India Ltd.	232,705	799,937
	Mahindra Lifespace Developers Ltd.	306,556	1,486,971
Ω	Mahindra Logistics Ltd.	37,839	244,474
	Maithan Alloys Ltd.	10,719	125,211
	Man Infraconstruction Ltd.	166,079	165,078
	Manappuram Finance Ltd.	1,414,710	1,799,491
	Mangalam Cement Ltd.	22,484	99,497
*	Mangalore Refinery & Petrochemicals Ltd.	640,392	419,252
	Marksans Pharma Ltd.	647,499	386,226
Ω	MAS Financial Services Ltd.	35,635	329,297

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Mastek Ltd.	43,609	$893,021
*	Max Financial Services Ltd.	196,352	1,679,916
*	Max Healthcare Institute Ltd.	446,556	2,460,059
*	Max Ventures & Industries Ltd.	35,700	72,774
	Mayur Uniquoters Ltd.	55,428	312,567
	Mazagon Dock Shipbuilders Ltd.	52,223	400,170
*	Meghmani Finechem Ltd.	47,103	747,033
	Meghmani Organics Ltd.	501,099	670,851
Ω	Metropolis Healthcare Ltd.	49,264	1,006,179
	Minda Corp. Ltd.	157,745	371,616
*	Mirza International Ltd.	59,678	222,460
Ω	Mishra Dhatu Nigam Ltd.	76,269	219,465
	MM Forgings Ltd.	11,713	112,231
	MOIL Ltd.	209,131	390,370
	Monte Carlo Fashions Ltd.	20,495	178,129
*	Morepen Laboratories Ltd.	893,603	286,795
	Motilal Oswal Financial Services Ltd.	124,800	1,033,648
	Mphasis Ltd.	5,763	138,021
	MRF Ltd.	2,095	2,292,390
	MSTC Ltd.	43,926	143,369
	Multi Commodity Exchange of India Ltd.	74,864	1,386,708
	Nahar Spinning Mills Ltd.	949	3,178
	Narayana Hrudayalaya Ltd.	98,601	937,792
	Natco Pharma Ltd.	343,970	2,493,286
	National Aluminium Co. Ltd.	2,223,972	1,885,490
*	National Fertilizers Ltd.	16,472	9,875
	Nava Ltd.	237,619	566,870
	Navin Fluorine International Ltd.	65,242	3,583,238
	Navneet Education Ltd.	316,145	533,110
	NBCC India Ltd.	2,133,931	840,007
	NCC Ltd.	1,018,611	919,708
	NCL Industries Ltd.	16,947	37,009
	NELCO Ltd.	36,523	366,284
	Neogen Chemicals Ltd.	16,649	301,528
	NESCO Ltd.	74,111	516,158
*	Network18 Media & Investments Ltd.	392,640	304,139
	Neuland Laboratories Ltd.	8,335	150,728
	Newgen Software Technologies Ltd.	17,273	71,887
	NHPC Ltd.	2,020,565	1,042,712
	NIIT Ltd.	297,159	999,189
	Nilkamal Ltd.	20,926	529,335
Ω	Nippon Life India Asset Management Ltd.	47,035	154,319
	NLC India Ltd.	685,573	639,629
	NOCIL Ltd.	318,127	932,900
	Novartis India Ltd.	790	6,492
	NRB Bearings Ltd.	160,550	328,915
	Nucleus Software Exports Ltd.	28,161	132,069
	Oberoi Realty Ltd.	150,207	1,685,355
	Oil India Ltd.	888,909	2,070,471
	Olectra Greentech Ltd.	10,905	74,017
*	Omaxe Ltd.	162,081	175,557
	OnMobile Global Ltd.	118,792	154,465
	Oracle Financial Services Software Ltd.	22,203	783,342
	Orient Cement Ltd.	376,080	592,013
	Orient Electric Ltd.	335,916	1,094,414
	Orient Paper & Industries Ltd.	230,841	116,712
	Oriental Carbon & Chemicals Ltd.	13,532	142,806
*	Oriental Hotels Ltd.	82,388	71,065
*	Orissa Minerals Development Co. Ltd.	287	9,366

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Page Industries Ltd.	2,608	$1,570,145
	Paisalo Digital Ltd.	293,160	319,822
	Panama Petrochem Ltd.	34,687	118,706
Ω	Parag Milk Foods Ltd.	102,740	132,269
*	Patel Engineering Ltd.	327,353	86,637
*	PC Jeweller Ltd.	402,709	503,570
	PCBL Ltd.	555,314	855,211
	Persistent Systems Ltd.	209,899	9,370,830
	Petronet LNG Ltd.	92,651	229,827
	Pfizer Ltd.	35,000	1,852,550
	Phoenix Mills Ltd.	331,488	5,729,067
	Piramal Enterprises Ltd.	149,448	1,536,932
* Ω	PNB Housing Finance Ltd.	238,767	1,269,342
	PNC Infratech Ltd.	200,145	625,996
	Poly Medicure Ltd.	74,622	828,984
	Polyplex Corp. Ltd.	54,794	1,112,424
	Poonawalla Fincorp Ltd.	450,837	1,721,244
	Power Finance Corp. Ltd.	503,564	700,025
	Power Mech Projects Ltd.	8,680	184,622
	Praj Industries Ltd.	333,173	1,666,975
*	Prakash Industries Ltd.	229,461	143,876
Ω	Prataap Snacks Ltd.	6,333	70,442
	Precision Camshafts Ltd.	11,815	14,843
	Prestige Estates Projects Ltd.	489,030	2,618,913
*	Pricol Ltd.	150,612	350,598
	Prince Pipes & Fittings Ltd.	71,393	457,096
*	Prism Johnson Ltd.	436,256	646,717
	Privi Speciality Chemicals Ltd.	7,832	124,507
	Procter & Gamble Health Ltd.	29,018	1,413,688
	PSP Projects Ltd.	17,582	126,162
*	PTC India Financial Services Ltd.	554,178	93,132
	PTC India Ltd.	682,213	594,554
*	PVR Ltd.	13,097	280,887
Ω	Quess Corp. Ltd.	119,824	800,058
Ω	Quick Heal Technologies Ltd.	5,285	12,042
	Radico Khaitan Ltd.	274,639	3,469,312
	Rain Industries Ltd.	453,064	918,982
	Rajesh Exports Ltd.	217,740	1,830,952
	Rallis India Ltd.	270,348	738,193
	Ramco Cements Ltd.	304,449	2,659,131
	Ramco Industries Ltd.	125,986	280,493
*	Ramco Systems Ltd.	9,219	27,467
	Ramkrishna Forgings Ltd.	92,557	256,526
*	Ramky Infrastructure Ltd.	19,107	65,900
	Rane Holdings Ltd.	10,752	119,449
	Rashtriya Chemicals & Fertilizers Ltd.	520,795	640,318
	Ratnamani Metals & Tubes Ltd.	90,384	2,228,687
*	RattanIndia Power Ltd.	1,234,413	63,366
	Raymond Ltd.	136,741	1,957,448
* Ω	RBL Bank Ltd.	1,256,045	2,051,521
	REC Ltd.	3,576,327	4,441,909
	Redington Ltd.	1,941,308	3,212,866
	Relaxo Footwears Ltd.	146,811	1,720,210
	Reliance Industrial Infrastructure Ltd.	28,964	384,332
*	Reliance Infrastructure Ltd.	231,015	394,993
*	Reliance Power Ltd.	6,818,615	1,333,029
	Repco Home Finance Ltd.	129,953	334,748
*	Restaurant Brands Asia Ltd.	7,145	10,564
	Rhi Magnesita India Ltd.	10,840	85,257

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Rico Auto Industries Ltd.	203,537	$144,237
	RITES Ltd.	79,722	370,165
	Route Mobile Ltd.	23,074	366,238
*	RPSG Ventures Ltd.	10,147	59,154
	RSWM Ltd.	29,079	110,819
	Rupa & Co. Ltd.	49,237	187,426
	Sagar Cements Ltd.	38,939	95,403
	Sandhar Technologies Ltd.	2,175	6,085
	Sangam India Ltd.	11,303	38,063
*	Sanghi Industries Ltd.	13,652	9,282
	Sanghvi Movers Ltd.	14,588	39,393
	Sanofi India Ltd.	29,481	2,006,877
	Sarda Energy & Minerals Ltd.	15,556	158,895
	Saregama India Ltd.	86,737	390,909
	Sasken Technologies Ltd.	14,843	162,118
*	Satin Creditcare Network Ltd.	34,530	59,886
	Savita Oil Technologies Ltd.	37,195	135,148
	Schaeffler India Ltd.	160,300	5,371,315
*	Schneider Electric Infrastructure Ltd.	162,083	341,976
*	SEAMEC Ltd.	5,590	74,643
	Sequent Scientific Ltd.	244,159	288,111
	Seshasayee Paper & Boards Ltd.	62,672	249,421
Ω	SH Kelkar & Co. Ltd.	81,859	135,406
	Shakti Pumps India Ltd.	4,523	26,307
	Shankara Building Products Ltd.	17,988	154,995
	Shanthi Gears Ltd.	11,586	54,513
	Sharda Cropchem Ltd.	84,617	383,376
	Sharda Motor Industries Ltd.	3,320	30,440
*	Sheela Foam Ltd.	5,847	195,515
	Shilpa Medicare Ltd.	112,538	428,641
	Shipping Corp. of India Ltd.	469,725	736,818
*	Shoppers Stop Ltd.	111,933	1,020,461
*	Shree Renuka Sugars Ltd.	1,686,032	1,097,673
	Shriram City Union Finance Ltd.	64,781	1,424,374
	Shriram Transport Finance Co. Ltd.	272,259	4,041,862
*	SIS Ltd.	53,307	269,972
	Siyaram Silk Mills Ltd.	27,614	146,948
	SKF India Ltd.	78,344	4,159,080
	Sobha Ltd.	130,458	988,134
	Solar Industries India Ltd.	103,839	4,880,924
*	Solara Active Pharma Sciences Ltd.	13,202	63,713
	Somany Ceramics Ltd.	13,279	86,754
	Sonata Software Ltd.	268,088	1,690,737
*	South Indian Bank Ltd.	4,837,745	798,286
	SP Apparels Ltd.	1,629	7,132
*	Spandana Sphoorty Financial Ltd.	33,936	252,129
	SRF Ltd.	60,124	1,859,604
*	Star Cement Ltd.	157,490	202,744
*	Sterling & Wilson Renewable	46,227	160,904
	Sterlite Technologies Ltd.	525,634	1,050,842
*	Strides Pharma Science Ltd.	208,324	782,248
*	Subex Ltd.	837,814	304,699
	Subros Ltd.	89,803	356,268
	Sudarshan Chemical Industries Ltd.	102,209	508,968
	Sumitomo Chemical India Ltd.	124,491	737,142
	Sun TV Network Ltd.	285,578	1,802,625
	Sundaram Finance Holdings Ltd.	80,225	86,645
	Sundaram Finance Ltd.	95,242	2,675,088
	Sundaram-Clayton Ltd.	10,340	599,513

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Sundram Fasteners Ltd.	316,668	$3,605,442
*	Sunflag Iron & Steel Co. Ltd.	10,410	10,286
	Sunteck Realty Ltd.	185,188	873,513
	Suprajit Engineering Ltd.	222,652	877,227
	Supreme Industries Ltd.	209,572	5,492,082
	Supreme Petrochem Ltd.	148,926	1,364,208
	Surya Roshni Ltd.	29,526	148,603
	Sutlej Textiles & Industries Ltd.	193,970	152,522
	Suven Pharmaceuticals Ltd.	684,847	3,303,530
*	Suzlon Energy Ltd.	17,059,138	1,660,282
	Swan Energy Ltd.	76,621	209,887
	Swaraj Engines Ltd.	20,114	386,232
	Symphony Ltd.	60,208	610,002
Ω	Syngene International Ltd.	385,557	2,939,484
	Tamil Nadu Newsprint & Papers Ltd.	59,444	192,704
	Tamilnadu Petroproducts Ltd.	77,740	89,860
	Tanla Platforms Ltd.	78,560	705,718
*	TARC Ltd.	106,825	57,784
	Tasty Bite Eatables Ltd.	703	101,746
	Tata Chemicals Ltd.	350,094	4,793,250
	Tata Coffee Ltd.	83,686	219,389
	Tata Elxsi Ltd.	72,466	6,148,163
	Tata Metaliks Ltd.	56,536	499,757
	Tata Steel Long Products Ltd.	44,261	329,252
	TCI Express Ltd.	57,011	1,307,373
* Ω	TCNS Clothing Co. Ltd.	5,301	39,331
	TD Power Systems Ltd.	59,075	88,565
*	TeamLease Services Ltd.	831	29,196
	Techno Electric & Engineering Co. Ltd.	198,034	672,101
	Texmaco Rail & Engineering Ltd.	374,850	220,774
	Thermax Ltd.	117,107	3,091,875
	Thirumalai Chemicals Ltd.	96,103	218,763
*	Thomas Cook India Ltd.	304,312	278,552
Ω	Thyrocare Technologies Ltd.	65,124	503,964
	Tide Water Oil Co. India Ltd.	25,459	312,842
	Tilaknagar Industries Ltd.	113,055	126,978
	Time Technoplast Ltd.	390,193	483,716
	Timken India Ltd.	86,065	3,115,192
	Tinplate Co. of India Ltd.	109,549	403,910
*	Titagarh Wagons Ltd.	102,157	196,977
	Torrent Power Ltd.	546,086	3,336,455
	Tourism Finance Corp. of India Ltd.	64,002	66,498
	Transport Corp. of India Ltd.	99,134	858,104
	Trident Ltd.	4,143,289	1,765,762
	Triveni Engineering & Industries Ltd.	289,397	883,697
	Triveni Turbine Ltd.	131,091	443,433
	TTK Prestige Ltd.	146,619	1,646,633
	Tube Investments of India Ltd.	410,776	13,507,760
	TV Today Network Ltd.	89,678	301,133
*	TV18 Broadcast Ltd.	1,674,355	708,162
	TVS Motor Co. Ltd.	333,778	4,622,507
	TVS Srichakra Ltd.	13,220	394,918
	Uflex Ltd.	110,987	938,816
	Ugar Sugar Works Ltd.	35,034	32,595
*	Ugro Capital Ltd.	74,547	160,691
*	Ujjivan Financial Services Ltd.	197,452	585,915
* Ω	Ujjivan Small Finance Bank Ltd.	945,651	287,948
	Unichem Laboratories Ltd.	124,053	615,077
	Union Bank of India Ltd.	1,378,209	896,347

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	UNO Minda Ltd.	463,085	$2,998,157
	Usha Martin Ltd.	225,489	386,324
	UTI Asset Management Co. Ltd.	23,479	199,023
*	VA Tech Wabag Ltd.	94,341	301,566
	Vaibhav Global Ltd.	257,258	1,099,663
	Vakrangee Ltd.	1,058,449	403,418
Ω	Valiant Organics Ltd.	2,782	22,449
	Vardhman Textiles Ltd.	488,265	1,987,261
* Ω	Varroc Engineering Ltd.	80,384	302,994
	Varun Beverages Ltd.	294,430	3,734,021
	Venky’s India Ltd.	16,753	393,704
	Vesuvius India Ltd.	15,479	281,978
	V-Guard Industries Ltd.	555,007	1,718,431
	Vimta Labs Ltd.	12,331	63,323
	Vinati Organics Ltd.	93,732	2,163,732
	Vindhya Telelinks Ltd.	15,562	250,959
	VIP Industries Ltd.	34,437	317,578
	Visaka Industries Ltd.	14,832	96,920
	V-Mart Retail Ltd.	3,876	140,233
*	Vodafone Idea Ltd.	15,626,929	1,626,423
	Voltamp Transformers Ltd.	6,458	212,711
	VRL Logistics Ltd.	105,624	775,331
	VST Industries Ltd.	19,201	814,199
	VST Tillers Tractors Ltd.	13,719	372,134
	Welspun Corp. Ltd.	436,397	1,173,924
	Welspun Enterprises Ltd.	250,028	387,072
	Welspun India Ltd.	1,327,306	1,254,128
	West Coast Paper Mills Ltd.	119,976	887,136
*	Westlife Development Ltd.	67,436	611,876
	Wheels India Ltd.	10,888	82,881
	Whirlpool of India Ltd.	40,537	769,483
*	Wockhardt Ltd.	145,950	410,474
*	Wonderla Holidays Ltd.	21,675	90,244
*	Yes Bank Ltd.	237,637	44,681
	Zee Entertainment Enterprises Ltd.	2,035,315	6,463,376
*	Zee Media Corp. Ltd.	636,607	120,831
	Zensar Technologies Ltd.	343,925	923,522
	Zydus Wellness Ltd.	18,379	391,031

TOTAL INDIA			686,162,224

INDONESIA — (2.4%)
	ABM Investama Tbk PT	1,069,000	269,937
	Ace Hardware Indonesia Tbk PT	19,988,600	723,537
*	Adhi Karya Persero Tbk PT	5,523,788	196,761
*	Adi Sarana Armada Tbk PT	3,576,500	273,917
*	Agung Semesta Sejahtera Tbk PT	34,642,700	111,036
	AKR Corporindo Tbk PT	23,912,200	2,393,768
*	Alam Sutera Realty Tbk PT	35,031,400	390,721
	Aneka Gas Industri Tbk PT	1,269,300	166,819
	Aneka Tambang Tbk PT	2,638,100	312,267
* ††	Armidian Karyatama Tbk PT	844,800	508
	Arwana Citramulia Tbk PT	18,420,300	1,080,712
	Ashmore Asset Management Indonesia Tbk PT	88,400	5,875
	Astra Agro Lestari Tbk PT	1,572,300	856,963
	Astra Otoparts Tbk PT	2,355,600	199,421
*	Asuransi Maximus Graha Persada Tbk PT	8,900,400	73,523
* ††	Bakrie Telecom Tbk PT	49,756,298	29,906
	Bali Bintang Sejahtera Tbk PT	3,153,100	51,006
*	Bank Amar Indonesia Tbk PT	6,621,600	132,724

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Bank BTPN Syariah Tbk PT	5,204,000	$984,659
*	Bank Bukopin Tbk PT	63,114,482	548,169
*	Bank Capital Indonesia Tbk PT	9,245,100	84,219
*	Bank Ganesha Tbk PT	7,884,200	51,032
*	Bank Ina Perdana PT	5,377,000	1,352,513
*	Bank Mayapada International Tbk PT	934,600	41,007
	Bank Maybank Indonesia Tbk PT	14,258,200	232,329
*	Bank MNC Internasional Tbk PT	32,986,100	228,295
*	Bank Nationalnobu Tbk PT	1,174,200	41,997
	Bank OCBC Nisp Tbk PT	1,841,100	88,627
	Bank Pan Indonesia Tbk PT	13,964,900	2,151,436
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	8,878,812	782,669
	Bank Pembangunan Daerah Jawa Timur Tbk PT	12,456,900	563,016
	Bank Tabungan Negara Persero Tbk PT	13,371,649	1,326,125
*	Bekasi Fajar Industrial Estate Tbk PT	15,027,700	133,934
	BFI Finance Indonesia Tbk PT	23,038,600	1,635,115
*	Bintang Oto Global Tbk PT	7,756,800	674,052
	BISI International Tbk PT	8,589,500	814,260
	Blue Bird Tbk PT	696,300	68,618
*	Buana Lintas Lautan Tbk PT	18,874,200	186,319
*	Bumi Resources Minerals Tbk PT	84,337,900	978,572
*	Bumi Resources Tbk PT	261,056,100	3,166,487
*	Bumi Serpong Damai Tbk PT	14,012,000	835,596
*	Bumi Teknokultura Unggul Tbk PT	65,924,600	211,331
*	Capital Financial Indonesia Tbk PT	1,258,200	61,271
	Catur Sentosa Adiprana Tbk PT	2,986,100	155,950
Ω	Cikarang Listrindo Tbk PT	4,462,100	194,545
	Ciputra Development Tbk PT	29,071,620	1,751,703
*	Citra Marga Nusaphala Persada Tbk PT	13,896,403	1,729,527
*	City Retail Developments Tbk PT	12,056,400	108,195
*	Delta Dunia Makmur Tbk PT	15,329,000	384,688
	Dharma Satya Nusantara Tbk PT	6,420,300	228,580
	Elnusa Tbk PT	10,521,900	253,480
	Erajaya Swasembada Tbk PT	27,567,400	761,050
*	Gajah Tunggal Tbk PT	4,584,000	177,706
	Garudafood Putra Putri Jaya Tbk PT	11,090,700	369,737
*	Global Mediacom Tbk PT	17,118,300	328,980
* ††	Hanson International Tbk PT	483,480,300	0
	Harum Energy Tbk PT	6,043,000	623,089
	Hexindo Adiperkasa Tbk PT	523,400	196,403
	Impack Pratama Industri Tbk PT	1,149,500	252,161
	Indika Energy Tbk PT	5,804,300	1,210,022
	Indo Tambangraya Megah Tbk PT	682,100	1,964,897
	Indocement Tunggal Prakarsa Tbk PT	1,308,100	778,119
	Indomobil Sukses Internasional Tbk PT	512,300	29,919
	Indosat Tbk PT	319,400	138,612
*	Indosterling Technomedia Tbk PT	482,900	141,805
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	22,446,246	1,065,407
* ††	Inovisi Infracom Tbk PT	1,806,467	0
	Integra Indocabinet Tbk PT	4,674,000	129,480
* ††	Inti Agri Resources Tbk PT	92,782,800	55,768
*	Intiland Development Tbk PT	4,610,132	54,615
	Jaccs Mitra Pinasthika Mustika Tbk PT	4,348,100	285,531
	Japfa Comfeed Indonesia Tbk PT	12,837,300	1,140,625
*	Jasa Marga Persero Tbk PT	5,160,800	1,128,353
	Jaya Real Property Tbk PT	10,463,000	312,621
*	Kapuas Prima Coal Tbk PT	37,878,000	145,394
*	Kawasan Industri Jababeka Tbk PT	108,474,057	1,043,268
	KMI Wire & Cable Tbk PT	5,778,100	111,004

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Krakatau Steel Persero Tbk PT	13,163,002	$317,054
*	Kresna Graha Investama Tbk PT	5,504,400	17,617
*	Lippo Karawaci Tbk PT	123,858,040	794,050
*	M Cash Integrasi PT	216,900	151,510
	Mahkota Group Tbk PT	374,000	19,182
*	Malindo Feedmill Tbk PT	3,163,300	110,601
*	Map Aktif Adiperkasa PT	751,600	154,236
	Matahari Department Store Tbk PT	2,197,200	657,639
*	Matahari Putra Prima Tbk PT	289,100	2,516
*	MD Pictures Tbk PT	538,400	92,803
	Medco Energi Internasional Tbk PT	19,378,707	1,437,420
	Media Nusantara Citra Tbk PT	17,933,800	943,779
	Medikaloka Hermina Tbk PT	14,906,100	1,424,644
*	Mega Manunggal Property Tbk PT	10,772,800	327,465
*	Metro Healthcare Indonesia Tbk PT	11,631,800	380,272
	Metrodata Electronics Tbk PT	15,657,100	587,247
	Metropolitan Kentjana Tbk PT	9,100	13,171
*	Mitra Adiperkasa Tbk PT	27,990,200	2,164,540
	Mitra Keluarga Karyasehat Tbk PT	4,883,100	864,987
*	MNC Kapital Indonesia Tbk PT	27,203,400	181,527
*	MNC Land Tbk PT	29,086,600	154,740
*	MNC Vision Networks Tbk PT	27,903,500	147,984
*	Mulia Industrindo Tbk PT	1,595,600	58,309
*	Multipolar Tbk PT	5,540,600	46,854
*	NFC Indonesia Tbk PT	86,200	67,937
	Nippon Indosari Corpindo Tbk PT	13,183,989	1,060,760
	Pabrik Kertas Tjiwi Kimia Tbk PT	3,377,600	1,691,981
*	Pacific Strategic Financial Tbk PT	20,982,800	1,540,363
	Pakuwon Jati Tbk PT	32,672,800	917,989
	Panin Financial Tbk PT	52,906,000	2,154,866
*	Paninvest Tbk PT	4,828,600	579,469
*	Pelayaran Tamarin Samudra Tbk PT	19,571,300	6,274
	Perusahaan Gas Negara Tbk PT	23,914,800	3,030,235
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	10,211,400	739,640
*	Pollux Properti Indonesia Tbk PT	2,219,300	42,788
* ††	Pool Advista Indonesia Tbk PT	10,473,500	6,295
*	PP Persero Tbk PT	9,359,714	528,180
	Prodia Widyahusada Tbk PT	175,800	59,770
	Puradelta Lestari Tbk PT	33,039,000	385,349
	Ramayana Lestari Sentosa Tbk PT	8,938,400	329,690
	Resource Alam Indonesia Tbk PT	3,392,700	137,844
* ††	Rimo International Lestari Tbk PT	211,251,900	126,975
	Rukun Raharja Tbk PT	2,350,900	146,505
	Salim Ivomas Pratama Tbk PT	12,369,300	336,538
	Samindo Resources Tbk PT	106,600	10,755
	Sampoerna Agro Tbk PT	3,879,900	537,595
	Samudera Indonesia Tbk PT	3,249,500	493,556
*	Sarana Meditama Metropolitan Tbk PT	3,473,000	64,539
	Sariguna Primatirta Tbk PT	5,940,900	274,224
	Sawit Sumbermas Sarana Tbk PT	12,640,300	1,126,158
* ††	Sekawan Intipratama Tbk PT	9,367,900	0
	Selamat Sempurna Tbk PT	13,150,400	1,264,215
*	Semen Baturaja Persero Tbk PT	6,838,100	187,641
	Semen Indonesia Persero Tbk PT	588,300	300,098
	Siloam International Hospitals Tbk PT	11,618,000	816,288
	Sinar Mas Agro Resources & Technology Tbk PT	1,020,560	302,813
* ††	Sri Rejeki Isman Tbk PT	35,353,931	62,049
	Steel Pipe Industry of Indonesia PT	2,787,400	49,329
* ††	Sugih Energy Tbk PT	100,457,800	0

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Summarecon Agung Tbk PT	32,903,146	$1,248,782
* ††	Surabaya Agung Industri Pulp & Kertas Tbk PT	64,500	0
	Surya Citra Media Tbk PT	62,152,600	932,272
	Surya Esa Perkasa Tbk PT	20,076,900	1,371,271
	Surya Permata Andalan Tbk PT	550,300	17,573
	Surya Pertiwi Tbk PT	1,435,000	52,893
*	Surya Semesta Internusa Tbk PT	16,561,000	344,189
* ††	Suryainti Permata Tbk PT	7,252,000	0
	Temas Tbk PT	1,050,300	120,408
	Tempo Scan Pacific Tbk PT	1,861,700	162,419
	Timah Tbk PT	8,208,514	713,877
* ††	Trada Alam Minera Tbk PT	180,020,800	108,203
	Trias Sentosa Tbk PT	32,818,400	1,565,529
*	Trimegah Sekuritas IndonesiaTbk PT	2,930,400	56,341
	Triputra Agro Persada PT	4,188,700	186,871
	Tunas Baru Lampung Tbk PT	11,437,500	513,263
	Ultrajaya Milk Industry & Trading Co. Tbk PT	15,164,100	1,370,935
	Unggul Indah Cahaya Tbk PT	48,239	34,674
* ††	Waskita Beton Precast Tbk PT	28,238,300	64,497
*	Waskita Karya Persero Tbk PT	31,956,666	985,597
	Wijaya Karya Bangunan Gedung Tbk PT	6,345,100	68,291
	Wijaya Karya Beton Tbk PT	8,423,800	112,537
*	Wijaya Karya Persero Tbk PT	9,818,007	573,324
	XL Axiata Tbk PT	9,989,700	1,614,793

TOTAL INDONESIA			84,409,677

MALAYSIA — (1.6%)
#	7-Eleven Malaysia Holdings Bhd, Class B	2,072,285	1,041,229
	Able Global Bhd	232,200	67,051
	Aeon Co. M Bhd	1,014,100	296,084
	AEON Credit Service M Bhd	312,000	856,935
#	AFFIN Bank Bhd	1,323,695	627,879
	Ajinomoto Malaysia Bhd	67,800	161,763
	Alliance Bank Malaysia Bhd	2,568,000	2,009,080
	Allianz Malaysia Bhd	134,100	377,296
	AME Elite Consortium Bhd	83,800	24,793
*	Ancom Nylex Bhd	689,200	135,626
#	Ann Joo Resources Bhd	353,150	73,534
#	Astro Malaysia Holdings Bhd	1,643,500	234,640
# *	Berjaya Assets Bhd	1,888,400	115,974
*	Berjaya Corp. Bhd	6,779,128	336,513
	Berjaya Food Bhd	501,000	99,514
# *	Berjaya Land Bhd	3,154,600	153,198
# *	Bermaz Auto Bhd	694,900	290,779
	Bintulu Port Holdings Bhd	25,900	27,317
*	Boustead Holdings Bhd	1,445,328	176,170
#	Boustead Plantations Bhd	932,299	137,004
#	British American Tobacco Malaysia Bhd	360,600	802,519
*	Bumi Armada Bhd	4,938,200	407,838
	Bursa Malaysia Bhd	1,100,300	1,501,101
#	Cahya Mata Sarawak Bhd	1,296,800	230,322
	Carlsberg Brewery Malaysia Bhd, Class B	752,900	3,547,052
* ††	Carotech Bhd	230,650	0
#	CB Industrial Product Holding Bhd	867,240	203,534
#	CSC Steel Holdings Bhd	435,500	108,846
	D&O Green Technologies Bhd	706,600	581,563
#	Dayang Enterprise Holdings Bhd	1,165,375	305,214
	DRB-Hicom Bhd	2,600,800	737,599
#	Dufu Technology Corp. Bhd	506,600	254,842

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Duopharma Biotech Bhd	1,059,314	$309,358
	Dutch Lady Milk Industries Bhd	79,100	507,662
	Eco World Development Group Bhd	2,120,900	271,494
# *	Eco World International Bhd	872,100	48,773
*	Ecofirst Consolidated Bhd	402,200	29,792
# *	Ekovest Bhd	3,871,950	258,263
	Evergreen Fibreboard Bhd	149,100	12,316
	FAR East Holdings Bhd	258,300	205,283
#	Formosa Prosonic Industries Bhd	187,500	125,140
	Frontken Corp. Bhd	1,989,150	1,035,306
	Gadang Holdings Bhd	1,444,200	93,225
#	Gas Malaysia Bhd	531,500	379,044
	George Kent Malaysia Bhd	963,000	101,741
	Globetronics Technology Bhd	1,161,072	256,274
* ††	Golden Plus Holding Bhd	216,000	0
#	Guan Chong Bhd	979,000	435,640
	Hai-O Enterprise Bhd	642,197	194,412
	HAP Seng Consolidated Bhd	348,540	474,500
	Hap Seng Plantations Holdings Bhd	204,100	87,180
	Heineken Malaysia Bhd	89,500	436,690
#	Hengyuan Refining Co. Bhd	322,900	290,438
	HeveaBoard Bhd	526,300	39,995
#	Hextar Global Bhd	102,700	51,482
#	Hiap Teck Venture Bhd	3,025,300	147,348
#	Hibiscus Petroleum Bhd	3,450,800	708,034
#	Hong Leong Capital Bhd	33,800	45,421
	Hong Leong Industries Bhd	350,400	689,882
	Hup Seng Industries Bhd	921,033	130,566
	IGB Bhd	666,254	325,958
	IJM Corp. Bhd	712,500	245,479
	Insas Bhd	245,581	39,982
	IOI Properties Group Bhd	132,600	28,899
*	Iris Corp. Bhd	401,400	10,618
*	Iskandar Waterfront City Bhd	1,196,100	64,762
# *	JAKS Resources Bhd	4,088,380	216,207
	Jaya Tiasa Holdings Bhd	1,265,327	156,448
# *	JHM Consolidation Bhd	860,400	157,876
	Keck Seng Malaysia Bhd	289,650	211,204
#	Kelington Group Bhd	600,700	164,490
	Kenanga Investment Bank Bhd	298,700	55,321
	Kerjaya Prospek Group Bhd	728,690	181,742
#	Kim Loong Resources Bhd	838,580	298,782
# *	KNM Group Bhd	6,978,580	125,517
#	Kobay Technology Bhd	263,800	162,752
	Kossan Rubber Industries Bhd	268,700	71,152
	KPJ Healthcare Bhd	4,788,700	831,109
#	Kretam Holdings Bhd	1,548,200	187,995
*	Kronologi Asia Bhd	791,100	67,057
# *	KSL Holdings Bhd	790,818	123,956
#	Kumpulan Fima Bhd	168,550	72,165
	Land & General Bhd	5,669,760	109,070
	LBS Bina Group Bhd	2,657,916	227,704
# *	Leong Hup International Bhd	525,600	50,591
#	Lii Hen Industries Bhd	951,000	167,856
#	Lingkaran Trans Kota Holdings Bhd	636,300	673,077
# Ω	Lotte Chemical Titan Holding Bhd	1,020,797	283,095
#	LPI Capital Bhd	373,224	978,983
	Luxchem Corp. Bhd	56,200	6,300
	Magni-Tech Industries Bhd	612,433	220,090

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Magnum Bhd	2,968,363	$986,969
#	Mah Sing Group Bhd	3,290,287	355,742
#	Malakoff Corp. Bhd	4,685,100	610,567
#	Malayan Flour Mills Bhd	2,082,475	240,244
#	Malaysia Building Society Bhd	5,406,590	674,498
#	Malaysia Smelting Corp. Bhd	213,800	63,348
#	Malaysian Resources Corp. Bhd	4,929,166	313,149
	Matrix Concepts Holdings Bhd	3,248,937	974,259
	MBM Resources Bhd	483,896	340,141
	Media Chinese International Ltd.	1,200,400	40,415
	Media Prima Bhd	86,700	7,784
	Mega First Corp. Bhd	1,538,100	1,067,444
#	MKH Bhd	1,437,434	352,989
	MNRB Holdings Bhd	1,170,188	212,762
#	MPHB Capital Bhd	1,201,700	240,967
	Muda Holdings Bhd	348,000	133,176
*	Muhibbah Engineering M Bhd	1,522,025	133,679
*	Mulpha International Bhd	354,130	171,095
	Nylex Malaysia Bhd	4,205	174
#	OCK Group Bhd	1,345,100	122,629
	Oriental Holdings Bhd	679,900	957,410
#	OSK Holdings Bhd	5,459,555	1,027,790
	PA Resources Bhd	970,800	51,364
	Padini Holdings Bhd	1,331,800	953,115
	Panasonic Manufacturing Malaysia Bhd	25,084	122,378
	Pantech Group Holdings Bhd	1,007,619	147,097
#	Paramount Corp. Bhd	1,104,355	170,649
	Perak Transit Bhd	632,500	131,803
#	Petron Malaysia Refining & Marketing Bhd	256,100	248,670
#	Pharmaniaga Bhd	316,200	37,449
#	PIE Industrial Bhd	39,900	21,483
	PMB Technology Bhd	49,300	42,118
*	Pos Malaysia Bhd	108,000	13,597
# *	Ranhill Utilities Bhd	1,759,838	143,250
	RCE Capital Bhd	220,600	73,694
*	Revenue Group Bhd	294,700	58,431
	Sam Engineering & Equipment M Bhd	330,200	371,530
*	Sapura Energy Bhd	26,310,200	194,405
#	Sarawak Oil Palms Bhd	830,255	451,483
	Scientex Bhd	1,398,672	964,494
	SEG International Bhd	145,885	19,445
*	Shangri-La Hotels Malaysia Bhd	244,900	177,979
#	Sime Darby Property Bhd	5,517,400	530,619
#	SKP Resources Bhd	2,082,124	701,319
#	SP Setia Bhd Group	3,536,900	358,324
#	Sports Toto Bhd	2,350,050	901,898
††	Sumatec Resources Bhd	6,536,100	1,244
#	Sunway Construction Group Bhd	346,636	111,587
	Suria Capital Holdings Bhd	269,560	59,422
#	Syarikat Takaful Malaysia Keluarga Bhd	731,957	511,113
#	Ta Ann Holdings Bhd	448,389	374,662
#	Taliworks Corp. Bhd	1,493,916	285,650
	Tan Chong Motor Holdings Bhd	211,500	49,650
#	TASCO Bhd	191,900	35,312
#	Thong Guan Industries Bhd	530,900	304,542
	TMC Life Sciences Bhd	948,400	124,164
# *	Tropicana Corp. Bhd	2,587,990	722,024
#	TSH Resources Bhd	1,381,600	309,667
*	Tune Protect Group Bhd	432,900	24,748

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Uchi Technologies Bhd	887,200	$634,462
	UEM Edgenta Bhd	941,100	214,918
# *	UEM Sunrise Bhd	2,829,800	122,781
#	UMW Holdings Bhd	1,084,500	770,476
	Unisem M Bhd	278,300	156,554
	United Malacca Bhd	442,250	503,280
	United Plantations Bhd	62,500	188,401
#	UOA Development Bhd	4,413,299	1,457,362
	UWC Bhd	405,800	318,869
# *	Velesto Energy Bhd	12,270,108	312,306
#	VS Industry Bhd	2,829,900	506,296
*	Wah Seong Corp. Bhd	1	0
#	WCT Holdings Bhd	2,091,593	161,480
#	Wellcall Holdings Bhd	1,183,600	283,118
*	Widad Group Bhd	1,235,800	109,854
	Yinson Holdings Bhd	2,167,000	971,870
# *	YNH Property Bhd	2,935,116	2,542,129
	YTL Power International Bhd	1,385,743	206,673

TOTAL MALAYSIA			58,092,744

MEXICO — (3.1%)
# *	ALEATICA SAB de CV	228,600	376,769
	Alfa SAB de CV, Class A	858,225	570,042
	Alpek SAB de CV	1,130,127	1,585,703
*	Alsea SAB de CV	1,253,320	2,407,579
*	Axtel SAB de CV	6,155,647	431,855
Ω	Banco del Bajio SA	2,573,919	7,246,414
	Bolsa Mexicana de Valores SAB de CV	1,254,686	2,274,684
	Consorcio ARA SAB de CV	5,594,857	889,507
# *	Controladora Vuela Cia de Aviacion SAB de CV, Class A	1,965,760	1,663,847
#	Corp Actinver SAB de CV	198,770	124,401
*	Corp Interamericana de Entretenimiento SAB de CV, Class B	960,372	450,788
	Corp. Inmobiliaria Vesta SAB de CV	1,611,339	3,510,902
	Corp. Moctezuma SAB de CV	838,557	2,492,859
	Corporativo Fragua SAB de CV	3	47
*	Corpovael SA de CV	73,341	9,032
	Cydsa SAB de CV	10,875	7,135
# * ††	Empresas ICA SAB de CV	3,768,186	18,258
*	Financiera Independencia SAB de CV SOFOM ENR	3,187	1,287
	GCC SAB de CV	555,674	3,466,757
#	Genomma Lab Internacional SAB de CV, Class B	2,030,927	1,563,198
	Gentera SAB de CV	2,941,632	3,016,906
	Gruma SAB de CV, Class B	26,146	301,735
#	Grupo Aeroportuario del Centro Norte SAB de CV	579,894	4,624,401
	Grupo Comercial Chedraui SA de CV	1,754,925	7,093,925
#	Grupo Herdez SAB de CV	1,428,625	2,864,749
*	Grupo Hotelero Santa Fe SAB de CV	618,935	125,580
	Grupo Industrial Saltillo SAB de CV	1,080,258	1,684,206
	Grupo KUO SAB de CV, Class B	714,554	1,496,694
*	Grupo Pochteca SAB de CV	336,841	144,509
*	Grupo Posadas SAB de CV	164,564	213,959
#	Grupo Rotoplas SAB de CV	786,579	1,191,004
*	Grupo Sanborns SAB de CV	905,924	1,120,231
*	Grupo Simec SAB de CV, Class B	954,497	9,538,707
#* Ω	Grupo Traxion SAB de CV	317,143	371,198
# *	Hoteles City Express SAB de CV	1,160,092	319,109
	Industrias Bachoco SAB de CV, Class B	1,126,567	4,601,110
*	Industrias CH SAB de CV, Class B	1,752,132	19,365,158
	La Comer SAB de CV	3,003,626	5,518,194

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Megacable Holdings SAB de CV	2,030,295	$4,229,055
# *	Minera Frisco SAB de CV, Class A1	5,327,018	639,898
* Ω	Nemak SAB de CV	2,609,193	705,864
	Operadora de Sites Mexicanos SA de CV, Class A	2,337,869	2,573,508
	Orbia Advance Corp. SAB de CV	49,219	82,798
*	Organizacion Cultiba SAB de CV	1,103,096	606,862
	Organizacion Soriana SAB de CV, Class B	358,274	547,004
	Promotora y Operadora de Infraestructura SAB de CV	543,423	4,087,809
	Promotora y Operadora de Infraestructura SAB de CV, Class L	7,839	36,439
#	Qualitas Controladora SAB de CV	347,921	1,365,309
	Regional SAB de CV	520,708	3,629,424
* ††	Sanluis Corp. SA	4,642	0
* ††	Sanluis Corp. SA	4,642	0
* ††	Sanluis Rassini	3,300	0
*	Unifin Financiera SAB de CV	48,493	4,014
*	Vista Energy SAB de CV, ADR	2,874	38,023
*	Vitro SAB de CV, Class A	704,098	630,785

TOTAL MEXICO			111,859,231

PHILIPPINES — (1.0%)
	8990 Holdings, Inc.	3,671,200	608,662
	A Soriano Corp.	2,931,411	450,036
††	ACR Mining Corp.	48,205	2,792
*	AgriNurture, Inc.	480,000	56,912
	AllHome Corp.	193,200	9,224
	Alliance Global Group, Inc.	7,091,400	1,106,186
	Alsons Consolidated Resources, Inc.	2,780,000	38,970
	Apex Mining Co., Inc.	5,852,000	145,058
*	Apollo Global Capital, Inc.	27,650,000	13,373
*	AyalaLand Logistics Holdings Corp.	4,021,100	223,984
*	Belle Corp.	13,307,400	262,266
*	Bloomberry Resorts Corp.	9,045,400	1,099,836
*	Cebu Air, Inc.	603,320	377,556
*	Cebu Holdings, Inc.	3,180,400	265,902
* Ω	CEMEX Holdings Philippines, Inc.	10,073,263	116,955
	Century Pacific Food, Inc.	2,790,500	1,146,597
	Century Properties Group, Inc.	4,391,151	26,514
	China Banking Corp.	6,526,914	2,924,502
	COL Financial Group, Inc.	922,000	49,824
	Cosco Capital, Inc.	11,229,900	765,004
	D&L Industries, Inc.	6,538,700	888,275
*	DITO CME Holdings Corp.	1,016,100	51,803
	DMCI Holdings, Inc.	7,609,100	1,254,306
	DoubleDragon Corp.	2,132,190	207,115
	Eagle Cement Corp.	574,500	205,252
	East West Banking Corp.	1,996,300	202,062
	Filinvest Development Corp.	3,356,422	369,883
	Filinvest Land, Inc.	53,722,577	723,261
	First Gen Corp.	235,300	63,284
	First Philippine Holdings Corp.	1,712,200	1,807,578
	Global Ferronickel Holdings, Inc.	4,072,911	158,144
*	Global-Estate Resorts, Inc.	2,410,000	34,918
	GT Capital Holdings, Inc.	152,490	1,090,306
*	Holcim Philippines, Inc.	2,182,300	146,364
*	Integrated Micro-Electronics, Inc.	2,685,414	233,236
	LT Group, Inc.	2,600,500	363,523
*	MacroAsia Corp.	1,945,032	155,198
	Manila Water Co., Inc.	7,255,700	2,049,881
*	Max’s Group, Inc.	832,200	62,593

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*	Megawide Construction Corp.	2,375,208	$141,920
	Megaworld Corp.	16,918,000	610,337
	Metro Pacific Investments Corp.	13,174,000	833,526
	Nickel Asia Corp.	10,067,100	843,211
*	Petron Corp.	9,686,800	417,500
*	Philcomsat Holdings Corp.	316,021	1,738
	Philex Mining Corp.	4,552,300	181,583
*	Philippine National Bank	1,895,726	629,047
* ††	Philippine National Construction Corp.	173,000	2,744
	Philippine Savings Bank	474,907	464,257
*	Philippine Seven Corp.	10,510	12,123
	Philippine Stock Exchange, Inc.	74,482	212,188
* ††	Philtown Properties, Inc.	430,294	0
*	Phoenix Petroleum Philippines, Inc.	929,580	136,615
	Pilipinas Shell Petroleum Corp.	1,365,390	406,482
	Premium Leisure Corp.	16,097,000	122,100
	Puregold Price Club, Inc.	1,996,790	1,036,063
*	PXP Energy Corp.	2,777,800	282,238
	RFM Corp.	7,485,068	490,238
	Rizal Commercial Banking Corp.	2,651,952	1,039,744
	Robinsons Land Corp.	8,402,151	2,161,850
	Robinsons Retail Holdings, Inc.	1,008,440	935,782
	Security Bank Corp.	494,790	740,868
	Semirara Mining & Power Corp.	224,900	136,733
	Shakey’s Pizza Asia Ventures, Inc.	274,900	34,513
*	Top Frontier Investment Holdings, Inc.	2,580	4,651
	Union Bank of the Philippines	2,090,564	2,786,454
	Vista Land & Lifescapes, Inc.	30,112,200	898,446
	Vistamalls, Inc.	589,600	34,316
	Wilcon Depot, Inc.	3,038,100	1,544,060

TOTAL PHILIPPINES			36,898,462

POLAND — (0.9%)
*	11 bit studios SA	4,289	483,858
	AB SA	2,202	18,910
*	Agora SA	118,444	123,921
*	Alior Bank SA	197,391	1,213,555
	Alumetal SA	7,000	97,134
#	Amica SA	13,231	196,749
*	AmRest Holdings SE	43,597	167,581
	Apator SA	59,870	173,210
#	ASBISc Enterprises PLC	51,262	231,825
	Asseco Poland SA	52,876	760,777
	Auto Partner SA	10,278	24,947
	Bank Handlowy w Warszawie SA	35,620	461,022
*	Bank Millennium SA	740,670	674,689
# *	Bank Ochrony Srodowiska SA	63,177	101,554
*	Benefit Systems SA	1,135	147,011
# *	Bioton SA	111,045	82,204
	Boryszew SA	130,974	121,739
	Budimex SA	56,826	2,852,963
	Bumech SA	642	8,972
# *	CCC SA	72,112	555,845
#	Celon Pharma SA	11,092	31,349
# *	CI Games SA	240,060	135,732
*	Ciech SA	76,136	533,461
	Cognor Holding SA	33,792	26,098
#	ComArch SA	12,137	355,829
#	Develia SA	1,491,512	619,027

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Dom Development SA	14,033	$248,012
#	Echo Investment SA	22,550	14,215
*	Enea SA	713,481	778,745
*	Eurocash SA	187,631	447,896
	Fabryki Mebli Forte SA	74,704	290,945
# *	Famur SA	717,909	462,381
	Firma Oponiarska Debica SA	4,682	49,450
#	Globe Trade Centre SA	449,774	572,979
*	Grupa Azoty SA	119,312	817,448
	Grupa Kety SA	54,943	5,668,090
	Inter Cars SA	36,447	2,746,139
# *	Jastrzebska Spolka Weglowa SA	150,049	1,301,314
	Kernel Holding SA	90,829	314,311
	KRUK SA	67,950	3,956,902
	LiveChat Software SA	21,353	496,251
# *	Lubawa SA	30,768	14,910
#	Lubelski Wegiel Bogdanka SA	25,286	176,924
	Mirbud SA	32,611	21,771
	Mo-BRUK SA	585	35,019
	Neuca SA	1,203	153,651
	NEWAG SA	522	1,485
# *	PKP Cargo SA	62,771	160,087
#	PlayWay SA	2,915	172,222
*	Polimex-Mostostal SA	48,575	34,679
#	Stalexport Autostrady SA	350,306	188,022
*	Tauron Polska Energia SA	2,605,956	1,057,334
	Tim SA	15,749	89,108
	VRG SA	873,743	625,349
#	Warsaw Stock Exchange	48,075	325,362
# *	Wawel SA	365	32,082
	Wirtualna Polska Holding SA	2,954	57,416
Ω	XTB SA	31,923	182,291
#	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	3,375
# *	Zespol Elektrowni Patnow Adamow Konin SA	86,407	494,789

TOTAL POLAND			32,190,916

QATAR — (0.9%)
	Aamal Co.	5,648,983	1,744,847
	Al Khaleej Takaful Group QSC	475,885	345,497
	Al Meera Consumer Goods Co. QSC	256,977	1,235,657
*	Alijarah Holding Co. QPSC	991,777	245,969
	Baladna	2,035,733	925,050
	Barwa Real Estate Co.	3,540,857	3,304,029
*	Dlala Brokerage & Investments Holding Co. QSC	354,306	162,984
	Doha Bank QPSC	3,560,833	2,156,278
	Doha Insurance Co. QSC	178,039	100,524
*	Estithmar Holding QPSC	3,254,754	1,624,663
*	Gulf International Services QSC	2,627,664	1,311,649
	Gulf Warehousing Co.	763,972	896,244
*	Lesha Bank LLC	3,432,187	1,154,572
	Mannai Corp. QSC	294,024	613,312
*	Mazaya Real Estate Development QPSC	2,272,872	521,379
	Medicare Group	504,405	964,244
	Qatar Aluminum Manufacturing Co.	5,693,630	2,533,237
	Qatar Insurance Co. SAQ	3,096,864	1,835,854
	Qatar International Islamic Bank QSC	291,121	924,683
	Qatar Islamic Insurance Group	13,547	33,052
	Qatar National Cement Co. QSC	600,194	750,766
	Qatar Navigation QSC	955,807	2,691,732

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
QATAR — (Continued)
*	Salam International Investment Ltd. QSC	2,728,762	$580,971
	United Development Co. QSC	5,503,272	2,164,707
	Vodafone Qatar QSC	5,189,123	2,385,522
*	Widam Food Co.	298,655	228,388
	Zad Holding Co.	7,517	35,586

TOTAL QATAR			31,471,396

RUSSIA — (0.0%)
* ††	Etalon Group PLC, GDR	359,594	0
* ††	Globaltrans Investment PLC, GDR	168,485	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	32,799	0
* ††	Mechel PJSC, Sponsored ADR	123,618	0
* ††	PhosAgro PJSC, GDR	120,928	0
* ††	PhosAgro PJSC	779	0
* ††	Ros Agro PLC, GDR	44,970	0
* ††	Rostelecom PJSC, Sponsored ADR	171,891	0
* ††	RusHydro PJSC, ADR	952,144	0
* ††	VK Co. Ltd., GDR	126,978	0
* ††	VTB Bank PJSC, GDR	27,705	0

SAUDI ARABIA — (3.9%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	47,049	226,691
	Abdullah Al Othaim Markets Co.	70,915	2,142,321
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	29,214	248,534
	Advanced Petrochemical Co.	314,249	3,698,597
*	Al Alamiya for Cooperative Insurance Co.	77,220	310,681
	Al Babtain Power & Telecommunication Co.	80,373	481,451
*	Al Etihad Cooperative Insurance Co.	94,568	340,802
*	Al Gassim Investment Holding Co.	33,599	198,617
	Al Hammadi Holding	252,667	3,022,214
*	Al Hassan Ghazi Ibrahim Shaker Co.	93,542	558,628
	Al Jouf Agricultural Development Co.	45,839	526,158
*	Al Jouf Cement Co.	201,449	620,568
*	Al Khaleej Training & Education Co.	190,689	802,298
	Al Moammar Information Systems Co.	66,233	1,864,796
*	Al Rajhi Co. for Co-operative Insurance	73,964	2,015,062
*	Al Sagr Cooperative Insurance Co.	22,496	109,076
	Al Yamamah Steel Industries Co.	84,219	669,278
*	AlAbdullatif Industrial Investment Co.	139,281	657,972
	Alandalus Property Co.	194,116	820,088
	Alaseel Co.	47,539	539,604
*	Al-Baha Development & Investment Co.	57,086	214,780
	Aldrees Petroleum & Transport Services Co.	127,998	2,470,599
*	AlJazira Takaful Ta’awuni Co.	89,751	365,676
*	Allianz Saudi Fransi Cooperative Insurance Co.	128,617	464,647
	Al-Omran Industrial & Trading Co.	8,854	201,302
	Alujain Corp.	82,243	1,027,298
*	Arab Sea Information Systems Co.	15,224	336,745
*	Arabia Insurance Cooperative Co.	47,353	159,048
	Arabian Cement Co.	185,419	1,854,067
	Arabian Centres Co. Ltd.	298,279	1,549,812
*	Arabian Shield Cooperative Insurance Co.	151,853	710,920
	Arriyadh Development Co.	350,650	1,893,405
	Astra Industrial Group	153,280	2,244,182
	Ataa Educational Co.	34,801	490,651
	Baazeem Trading Co.	15,303	276,166
*	Basic Chemical Industries Ltd.	42,491	413,206
*	Batic Investments & Logistic Co.	109,054	686,632
	Bawan Co.	95,676	955,540

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Buruj Cooperative Insurance Co.	52,247	$224,487
*	Chubb Arabia Cooperative Insurance Co.	44,551	195,500
	City Cement Co.	270,893	1,464,016
*	Co. for Cooperative Insurance	183,232	4,129,417
	Dallah Healthcare Co.	116,339	4,959,732
*	Dar Al Arkan Real Estate Development Co.	1,798,980	6,436,392
*	Dur Hospitality Co.	195,380	1,107,211
	Eastern Province Cement Co.	112,249	1,321,606
	Electrical Industries Co.	65,904	471,082
*	Emaar Economic City	1,261,768	3,221,778
*	Fawaz Abdulaziz Al Hokair & Co.	113,211	521,102
	Fitaihi Holding Group	58,130	599,971
*	Gulf General Cooperative Insurance Co.	27,302	60,727
	Gulf Insurance Group	76,953	531,677
	Hail Cement Co.	198,272	671,905
	Halwani Brothers Co.	73,696	1,151,500
*	Herfy Food Services Co.	63,460	661,795
*	Jazan Energy & Development Co.	97,806	354,511
	L’Azurde Co. for Jewelry	83,263	319,176
	Leejam Sports Co. JSC	77,737	1,635,764
	Maharah Human Resources Co.	84,550	1,356,961
*	Malath Cooperative Insurance Co.	94,457	323,787
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	178,838	460,414
*	Methanol Chemicals Co.	131,270	1,075,051
*	Middle East Healthcare Co.	160,943	1,384,264
	Middle East Paper Co.	91,764	1,271,046
*	Middle East Specialized Cables Co.	32,002	100,711
*	Mobile Telecommunications Co. Saudi Arabia	1,338,969	4,624,653
	Najran Cement Co.	338,041	1,142,081
*	Nama Chemicals Co.	36,949	443,870
*	National Agriculture Development Co.	182,352	1,265,413
	National Co. for Glass Industries	63,808	655,566
	National Co. for Learning & Education	40,617	641,456
	National Gas & Industrialization Co.	129,343	1,848,095
	National Gypsum	62,155	437,061
*	National Industrialization Co.	885,659	3,148,727
	National Medical Care Co.	79,644	1,482,606
	Northern Region Cement Co.	394,791	1,231,377
	Qassim Cement Co.	136,489	2,738,370
*	Raydan Food Co.	21,364	148,833
*	Saudi Airlines Catering Co.	146,816	3,023,350
*	Saudi Arabian Cooperative Insurance Co.	56,673	195,992
	Saudi Automotive Services Co.	114,087	960,090
	Saudi Cement Co.	269,497	3,822,372
	Saudi Ceramic Co.	154,509	1,702,165
	Saudi Chemical Co. Holding	161,737	1,263,125
*	Saudi Co. For Hardware CJSC	69,700	624,477
*	Saudi Ground Services Co.	304,029	2,105,001
	Saudi Industrial Services Co.	145,826	865,064
*	Saudi Marketing Co.	85,805	495,984
*	Saudi Paper Manufacturing Co.	31,656	236,435
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	136,212	960,008
*	Saudi Printing & Packaging Co.	81,990	381,457
*	Saudi Public Transport Co.	248,132	1,116,356
*	Saudi Real Estate Co.	623,638	2,088,008
*	Saudi Reinsurance Co.	192,614	681,906
*	Saudi Research & Media Group	39,943	2,139,643
*	Saudi Steel Pipe Co.	42,075	230,007
	Saudia Dairy & Foodstuff Co.	48,176	3,011,719

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Savola Group	7,824	$60,956
*	Seera Group Holding	565,462	2,870,101
*	Sinad Holding Co.	240,983	813,939
	Southern Province Cement Co.	143,529	2,091,937
	Tabuk Cement Co.	183,346	852,174
*	Takween Advanced Industries Co.	131,028	370,647
	Umm Al-Qura Cement Co.	109,945	543,246
*	United Co-operative Assurance Co.	58,749	127,733
	United Electronics Co.	143,822	2,925,837
	United International Transportation Co.	124,963	1,520,875
	United Wire Factories Co.	63,308	506,658
*	Wafrah for Industry and Development	31,367	290,732
*	Walaa Cooperative Insurance Co.	135,005	488,485
*	Wataniya Insurance Co.	27,127	107,454
*	Yamama Cement Co.	382,705	2,991,917
	Yanbu Cement Co.	281,306	3,120,329
	Zahrat Al Waha For Trading Co.	41,562	395,732
*	Zamil Industrial Investment Co.	123,209	586,238

TOTAL SAUDI ARABIA			138,555,952

SOUTH AFRICA — (3.8%)
	Adcock Ingram Holdings Ltd.	158,484	411,898
	Advtech Ltd.	2,588,777	2,510,347
	AECI Ltd.	485,126	2,440,500
	African Rainbow Minerals Ltd.	256,363	3,610,133
	Afrimat Ltd.	162,854	425,500
	Alexander Forbes Group Holdings Ltd.	2,051,912	553,695
	Altron Ltd., Class A	940,823	449,096
	Alviva Holdings Ltd.	411,231	514,602
	Astral Foods Ltd.	141,045	1,354,261
*	Aveng Ltd.	10,798	9,223
#	AVI Ltd.	1,073,577	4,300,203
	Barloworld Ltd.	811,474	4,541,183
*	Blue Label Telecoms Ltd.	1,427,968	401,134
# *	Brait PLC	3,522,364	835,527
#	Cashbuild Ltd.	69,167	722,535
	Caxton & CTP Publishers & Printers Ltd.	323,754	167,338
*	City Lodge Hotels Ltd.	1,183,037	270,025
	Coronation Fund Managers Ltd.	629,926	1,124,498
	Curro Holdings Ltd.	519,879	239,009
#	DataTec Ltd.	2,023,964	4,551,150
Ω	Dis-Chem Pharmacies Ltd.	989,847	1,809,273
*	Distell Group Holdings Ltd.	227,535	2,149,913
	DRDGOLD Ltd.	1,386,609	715,728
	Exxaro Resources Ltd.	98,848	1,101,484
	Famous Brands Ltd.	309,750	950,466
	Foschini Group Ltd.	907,837	5,675,989
	Grand Parade Investments Ltd.	1,258,031	232,277
	Grindrod Ltd.	1,987,164	1,121,288
	Grindrod Shipping Holdings Ltd.	38,439	991,474
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	1,627,447	4,556,852
	Hudaco Industries Ltd.	116,059	864,504
	Italtile Ltd.	902,956	675,886
	JSE Ltd.	307,885	1,701,196
	KAP Industrial Holdings Ltd.	8,476,005	2,131,524
*	Lesaka Technologies, Inc.	776	2,580
	Lewis Group Ltd.	578,141	1,515,560
	Life Healthcare Group Holdings Ltd.	4,434,814	4,765,656
*	Massmart Holdings Ltd.	342,043	1,139,144

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Merafe Resources Ltd.	3,009,333	$203,293
	Metair Investments Ltd.	778,116	1,172,877
	MiX Telematics Ltd.	37,895	10,523
	MiX Telematics Ltd., Sponsored ADR	27,358	219,411
	Momentum Metropolitan Holdings	3,353,713	3,132,669
	Motus Holdings Ltd.	459,916	2,903,736
	Mpact Ltd.	1,117,953	1,703,267
	Mr Price Group Ltd.	433,611	4,173,404
	MultiChoice Group	299,951	1,960,422
*	Murray & Roberts Holdings Ltd.	1,606,489	415,619
*	Nampak Ltd.	1,413,032	144,839
	Netcare Ltd.	3,207,467	2,728,025
	Ninety One Ltd.	72,524	170,535
*	Northam Platinum Holdings Ltd.	76,106	711,981
	Oceana Group Ltd.	285,133	859,995
	Omnia Holdings Ltd.	832,849	3,267,550
	Pick n Pay Stores Ltd.	1,054,001	3,388,007
*	PPC Ltd.	3,859,494	468,430
	PSG Konsult Ltd.	827,407	494,199
	Raubex Group Ltd.	952,268	1,486,014
	RCL Foods Ltd.	535,302	319,659
	Reunert Ltd.	625,305	1,571,499
	RFG Holdings Ltd.	423,587	242,028
	Royal Bafokeng Platinum Ltd.	539,585	4,340,025
	Santam Ltd.	139,757	1,933,436
*	Sappi Ltd.	1,465,415	4,514,658
*	Southern Sun Ltd.	92,144	21,595
	SPAR Group Ltd.	596,664	5,057,843
	Spur Corp. Ltd.	313,469	354,942
	Sun International Ltd.	1,072,783	1,930,282
	Super Group Ltd.	1,617,616	2,289,646
*	Telkom SA SOC Ltd.	1,012,159	2,010,229
#	Tiger Brands Ltd.	255,314	2,583,336
	Transaction Capital Ltd.	1,597,214	3,570,410
*	Trencor Ltd.	903,601	292,703
	Truworths International Ltd.	1,167,171	3,321,605
	Tsogo Sun Gaming Ltd.	1,735,276	1,088,194
*	Wilson Bayly Holmes-Ovcon Ltd.	274,413	1,441,441
	Woolworths Holdings Ltd.	2,234,195	7,661,480

TOTAL SOUTH AFRICA			135,692,458

SOUTH KOREA — (11.3%)
# *	3S Korea Co. Ltd.	179,036	302,806
	ABco Electronics Co. Ltd.	34,238	252,738
	ABOV Semiconductor Co. Ltd.	51,471	363,937
# *	Abpro Bio Co. Ltd.	630,240	230,212
*	Actoz Soft Co. Ltd.	15,291	69,125
	ADTechnology Co. Ltd.	4,814	55,781
#	Advanced Nano Products Co. Ltd.	28,035	1,824,052
#	Advanced Process Systems Corp.	42,216	509,824
	Aekyung Chemical Co. Ltd.	15,553	101,209
	Aekyung Industrial Co. Ltd.	18,948	146,083
*	AeroSpace Technology of Korea, Inc.	27,207	80,307
	AfreecaTV Co. Ltd.	27,213	1,515,087
*	Agabang&Company	62,474	137,202
	Ahnlab, Inc.	22,134	966,928
*	Air Busan Co. Ltd.	13,576	18,562
	AJ Networks Co. Ltd.	57,598	237,180
*	Ajin Industrial Co. Ltd.	102,112	198,028

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	AJINEXTEK Co. Ltd.	4,451	$27,074
	AK Holdings, Inc.	13,911	110,038
*	ALUKO Co. Ltd.	176,811	311,542
*	Amicogen, Inc.	32,817	436,802
*	Aminologics Co. Ltd.	257,988	345,792
*	Amo Greentech Co. Ltd.	16,729	178,024
*	Amotech Co. Ltd.	28,871	440,947
*	Anam Electronics Co. Ltd.	194,257	251,650
# *	Ananti, Inc.	237,282	878,994
*	Anapass, Inc.	2,646	46,323
*	Anterogen Co. Ltd.	17,628	176,450
*	Apact Co. Ltd.	31,899	110,432
*	APRO Co. Ltd.	1,974	22,396
*	Aprogen pharmaceuticals, Inc.	861,356	334,982
*	Aprogen, Inc.	125,988	92,148
	APS Holdings Corp.	46,153	388,089
	APTC Co. Ltd.	26,444	258,081
* ††	Arion Technology, Inc.	51,658	1,870
*	Aroot Co. Ltd.	130,461	46,703
	Asia Cement Co. Ltd.	56,758	368,586
	ASIA Holdings Co. Ltd.	3,528	269,635
	Asia Pacific Satellite, Inc.	6,851	43,207
	Asia Paper Manufacturing Co. Ltd.	17,756	455,779
*	Asiana Airlines, Inc.	82,372	597,409
*	ASTORY Co. Ltd.	9,483	136,966
	Atec Co. Ltd.	16,045	99,114
*	A-Tech Solution Co. Ltd.	10,226	68,708
	Atinum Investment Co. Ltd.	131,075	250,622
*	ATON, Inc.	2,476	44,412
	AUK Corp.	95,994	142,008
	Aurora World Corp.	24,777	132,860
	Austem Co. Ltd.	36,276	37,756
#	Autech Corp.	46,360	190,506
	Avaco Co. Ltd.	36,513	437,668
*	Avatec Co. Ltd.	6,827	83,850
	Baiksan Co. Ltd.	54,335	327,659
* ††	Barun Electronics Co. Ltd.	1,089	4,854
*	Barunson Entertainment & Arts Corp.	89,960	51,764
	Bcworld Pharm Co. Ltd.	18,102	87,068
	BGF Co. Ltd.	119,024	272,481
#	BH Co. Ltd.	79,009	1,333,283
*	Binex Co. Ltd.	107,355	837,602
	Binggrae Co. Ltd.	21,800	570,600
# *	Bioneer Corp.	43,777	816,309
# *	BioSmart Co. Ltd.	66,962	154,170
*	Biotoxtech Co. Ltd.	46,948	240,110
	BIT Computer Co. Ltd.	62,006	245,800
	Bixolon Co. Ltd.	37,234	202,638
	Bluecom Co. Ltd.	17,420	49,294
#	Boditech Med, Inc.	87,808	634,482
*	Bohae Brewery Co. Ltd.	316,282	139,309
#	BoKwang Industry Co. Ltd.	66,131	271,671
	Bolak Co. Ltd.	110,078	110,781
	Bookook Securities Co. Ltd.	14,493	183,631
	Boryung	107,363	790,304
*	Bosung Power Technology Co. Ltd.	164,457	458,886
*	Bridge Biotherapeutics, Inc.	6,700	44,921
#	Bukwang Pharmaceutical Co. Ltd.	166,111	878,823
*	Bumyang Construction Co. Ltd.	1,797	3,994

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	BusinessOn Communication Co. Ltd.	3,824	$20,689
	BYC Co. Ltd.	1,007	259,711
*	BYON Co. Ltd.	19,308	11,875
	Byucksan Corp.	165,999	226,117
*	Caelum Co. Ltd.	7,444	15,648
*	Cafe24 Corp.	35,287	249,545
*	CammSys Corp.	267,893	392,196
	Camus Engineering & Construction, Inc.	27,025	32,180
*	Capro Corp.	116,956	180,765
#	Caregen Co. Ltd.	13,593	906,971
*	Carelabs Co. Ltd.	17,016	87,071
	Cell Biotech Co. Ltd.	14,658	115,100
*	Cellumed Co. Ltd.	84,047	255,337
*	Chabiotech Co. Ltd.	127,163	1,175,155
	Changhae Ethanol Co. Ltd.	15,424	120,619
*	Charm Engineering Co. Ltd.	22,651	13,750
*	Cheil Bio Co. Ltd.	12,936	12,060
*	Chemon, Inc.	94,556	146,388
	Chemtronics Co. Ltd.	44,727	493,483
*	Chemtros Co. Ltd.	49,470	301,485
	Cheryong Electric Co. Ltd.	45,503	301,716
*	ChinHung International, Inc.	225,900	194,616
	Chinyang Holdings Corp.	86,435	182,152
	Chips&Media, Inc.	13,802	154,078
*	Choa Pharmaceutical Co.	85,589	132,907
*	Choil Aluminum Co. Ltd.	202,637	332,198
	Chokwang Leather Co. Ltd.	607	20,874
	Chokwang Paint Ltd.	16,613	87,909
#	Chong Kun Dang Pharmaceutical Corp.	19,342	1,139,306
	Chongkundang Holdings Corp.	11,961	440,652
	Choong Ang Vaccine Laboratory	28,743	210,552
*	Chorokbaem Media Co. Ltd.	48,420	354,600
	Chosun Refractories Co. Ltd.	6,616	355,241
*	CJ Bioscience, Inc.	471	8,588
	CJ Freshway Corp.	26,463	592,603
*	CJ Seafood Corp.	89,298	166,264
	CKD Bio Corp.	12,748	194,827
#	Classys, Inc.	49,967	538,853
	Clean & Science Co. Ltd.	14,112	69,432
	CLIO Cosmetics Co. Ltd.	10,125	88,657
*	Cloud Air Co. Ltd.	49,238	32,259
*	CMG Pharmaceutical Co. Ltd.	414,020	616,210
# * ††	CNT85, Inc.	1,452	10,046
*	CoAsia Corp.	22,488	98,654
*	Com2uS Holdings Corp.	16,335	493,971
	Com2uSCorp.	24,598	1,223,929
	Commax Co. Ltd.	8,272	18,299
*	Comtec Systems Co. Ltd.	55,335	24,301
*	ContentreeJoongAng Corp.	22,911	353,208
*	Coreana Cosmetics Co. Ltd.	102,112	201,701
*	Corentec Co. Ltd.	13,157	83,730
*	COSMAX NBT, Inc.	30,396	82,040
#	Cosmax, Inc.	32,365	1,038,237
*	Cosmecca Korea Co. Ltd.	5,765	26,267
*	CosmoAM&T Co. Ltd.	44,494	2,089,210
*	Cosmochemical Co. Ltd.	54,550	961,588
#	Cowell Fashion Co. Ltd.	106,695	379,848
	Cowintech Co. Ltd.	12,547	222,899
	Creas F&C Co. Ltd.	2,747	38,288

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	Creative & Innovative System	187,522	$1,712,919
#	Creverse, Inc.	5,127	74,405
	Crown Confectionery Co. Ltd.	3,157	18,024
	CROWNHAITAI Holdings Co. Ltd.	23,850	101,850
*	CrystalGenomics, Inc.	185,334	442,593
*	CS Bearing Co. Ltd.	34,118	177,268
*	CTC BIO, Inc.	80,932	384,219
	CTK Co. Ltd.	2,437	9,790
*	Cube Entertainment, Inc.	12,798	156,370
	Cuckoo Holdings Co. Ltd.	31,442	358,296
	Cuckoo Homesys Co. Ltd.	26,647	536,314
*	Curexo, Inc.	43,440	217,707
# *	Curo Co. Ltd.	478,720	109,492
*	CUROCOM Co. Ltd.	73,660	41,381
	Cymechs, Inc.	25,921	218,886
	D.I Corp.	80,289	247,296
*	DA Technology Co. Ltd.	60,673	151,493
	Dae Han Flour Mills Co. Ltd.	4,392	397,311
	Dae Hwa Pharmaceutical Co. Ltd.	48,070	341,930
	Dae Hyun Co. Ltd.	102,719	152,201
*	Dae Won Chemical Co. Ltd.	80,068	151,719
	Dae Won Kang Up Co. Ltd.	151,346	270,684
*	Dae Young Packaging Co. Ltd.	248,153	257,557
# *	Daea TI Co. Ltd.	259,690	518,214
*	Daebo Magnetic Co. Ltd.	5,876	248,856
#	Daebongls Co. Ltd.	23,249	124,391
#	Daechang Co. Ltd.	221,469	198,588
	Daedong Corp.	59,572	478,305
	Daeduck Electronics Co. Ltd.	99,329	1,709,775
	Daehan New Pharm Co. Ltd.	38,400	232,447
	Daehan Steel Co. Ltd.	34,780	298,461
*	Dae-Il Corp.	40,268	112,804
#	Daejoo Electronic Materials Co. Ltd.	40,913	2,573,380
	Daekyo Co. Ltd.	53,089	85,483
	Daelim B&Co Co. Ltd.	36,970	99,351
*	Daemyung Sonoseason Co. Ltd.	230,575	112,381
	Daeryuk Can Co. Ltd.	12,389	36,448
#	Daesang Corp.	81,947	1,203,920
	Daesang Holdings Co. Ltd.	51,274	254,554
	Daesung Energy Co. Ltd.	35,012	270,594
	Daesung Holdings Co. Ltd.	12,873	891,806
*	Daesung Industrial Co. Ltd.	83,195	238,639
*	Daesung Private Equity, Inc.	34,984	66,779
*	Daewon Cable Co. Ltd.	206,186	170,345
*	Daewon Media Co. Ltd.	33,749	279,975
	Daewon Pharmaceutical Co. Ltd.	77,632	916,830
	Daewon San Up Co. Ltd.	55,250	213,475
# *	Daewoo Electronic Components Co. Ltd.	138,153	148,249
	Daewoong Co. Ltd.	58,330	844,026
	Daewoong Pharmaceutical Co. Ltd.	1,801	203,896
*	Dahaam E-Tec Co. Ltd.	2,100	61,919
	Daihan Pharmaceutical Co. Ltd.	19,913	389,771
	Daishin Securities Co. Ltd.	112,901	1,104,662
# *	Danal Co. Ltd.	202,555	820,479
*	Danawa Co. Ltd.	30,039	360,066
	Daol Investment & Securities Co. Ltd.	164,356	356,538
	Daou Data Corp.	60,778	662,414
	Daou Technology, Inc.	91,181	1,157,149
# *	Dasan Networks, Inc.	113,280	319,976

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Dawonsys Co. Ltd.	111,345	$1,333,324
# *	Dayou Automotive Seat Technology Co. Ltd.	183,340	85,676
*	Dayou Plus Co. Ltd.	354,517	204,374
	DB Financial Investment Co. Ltd.	126,888	358,112
*	DB, Inc.	499,370	263,956
	DCM Corp.	18,701	183,554
*	Dentis Co. Ltd.	9,604	49,043
#	Dentium Co. Ltd.	26,896	1,437,616
	Deutsch Motors, Inc.	97,283	426,180
*	Development Advance Solution Co. Ltd.	39,144	146,448
	Device ENG Co. Ltd.	1,354	14,746
#	Devsisters Co. Ltd.	8,768	299,432
*	Dexter Studios Co. Ltd.	49,256	318,266
#	DGB Financial Group, Inc.	629,641	2,998,224
	DI Dong Il Corp.	52,974	533,630
	Digital Chosun Co. Ltd.	50,523	81,951
	Digital Daesung Co. Ltd.	66,620	298,578
*	DIO Corp.	45,722	636,052
	Display Tech Co. Ltd.	44,803	153,176
	DL Construction Co. Ltd.	26,871	247,768
#	DL Holdings Co. Ltd.	39,308	1,693,898
* ††	DMOA Co. Ltd.	414,534	137,365
	DMS Co. Ltd.	78,897	259,484
	DN Automotive Corp.	2,721	110,602
#	DNF Co. Ltd.	35,213	324,978
	Dohwa Engineering Co. Ltd.	60,443	379,512
	Dong Ah Tire & Rubber Co. Ltd.	38,282	311,551
	Dong-A Hwasung Co. Ltd.	14,590	78,729
	Dong-A Socio Holdings Co. Ltd.	14,514	1,037,839
	Dong-A ST Co. Ltd.	21,335	815,498
	Dong-Ah Geological Engineering Co. Ltd.	32,330	298,884
*	Dongbang Transport Logistics Co. Ltd.	94,680	142,410
	Dongbu Corp.	31,671	151,197
#	Dongil Industries Co. Ltd.	4,037	505,969
	Dongjin Semichem Co. Ltd.	65,470	1,377,707
	Dongkoo Bio & Pharma Co. Ltd.	21,999	86,916
	DongKook Pharmaceutical Co. Ltd.	95,048	1,046,249
	Dongkuk Industries Co. Ltd.	121,053	398,837
	Dongkuk Steel Mill Co. Ltd.	234,980	1,882,828
	Dongkuk Structures & Construction Co. Ltd.	120,350	439,118
	Dongsung Chemical Co. Ltd.	120,509	373,252
	Dongsung Finetec Co. Ltd.	71,914	556,709
*	Dongwha Enterprise Co. Ltd.	17,954	825,418
#	Dongwha Pharm Co. Ltd.	80,593	510,107
	Dongwon Development Co. Ltd.	153,298	382,613
	Dongwon F&B Co. Ltd.	4,936	446,776
	Dongwon Industries Co. Ltd.	4,704	759,105
#	Dongwon Systems Corp.	24,688	794,618
*	Dongwoo Farm To Table Co. Ltd.	32,913	62,779
	Dongyang E&P, Inc.	19,653	173,539
*	Dongyang Steel Pipe Co. Ltd.	396,748	282,099
#	Doosan Co. Ltd.	23,474	1,271,791
	Doosan Tesna, Inc.	20,410	381,402
#	DoubleUGames Co. Ltd.	36,271	1,219,001
	Douzone Bizon Co. Ltd.	29,827	637,503
*	Dream Security Co. Ltd.	44,221	83,976
	Dreamtech Co. Ltd.	7,465	50,138
*	Dreamus Co.	62,262	115,283
# *	DRTECH Corp.	88,665	86,303

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	DSC Investment, Inc.	25,978	$75,178
*	DSK Co. Ltd.	6,892	27,939
*	Duck Yang Industry Co. Ltd.	6,699	13,767
*	Duckshin Housing Co. Ltd.	41,004	46,506
# *	Duk San Neolux Co. Ltd.	41,465	1,113,752
*	Duksan Hi-Metal Co. Ltd.	6,584	26,504
*	Duksan Techopia Co. Ltd.	12,794	156,226
	DY Corp.	62,461	237,851
	DY POWER Corp.	34,233	262,655
	DYPNF Co. Ltd.	10,346	296,436
*	E Investment&Development Co. Ltd.	59,835	41,926
# *	E& Corp. Co. Ltd.	111,656	205,153
*	E&D Co. Ltd.	13,658	279,403
	E1 Corp.	13,432	402,564
	Eagle Veterinary Technology Co. Ltd.	7,061	30,001
	Eagon Industrial Ltd.	8,464	44,371
	Easy Bio, Inc.	87,948	236,537
#	Easy Holdings Co. Ltd.	176,052	354,878
	eBEST Investment & Securities Co. Ltd.	14,685	52,025
#	Echo Marketing, Inc.	47,640	469,033
	Ecoplastic Corp.	6,173	13,127
	Ecopro HN Co. Ltd.	13,855	500,940
	e-Credible Co. Ltd.	18,917	226,896
*	Eehwa Construction Co. Ltd.	55,076	158,629
# *	EG Corp.	19,573	99,267
*	Ehwa Technologies Information Co. Ltd.	455,538	223,904
	Elentec Co. Ltd.	49,808	423,380
*	EMKOREA Co. Ltd.	136,418	269,643
	EM-Tech Co. Ltd.	42,707	817,961
*	Enex Co. Ltd.	33,251	20,496
	ENF Technology Co. Ltd.	37,945	608,091
*	Enplus Co. Ltd.	92,834	323,902
*	Enzychem Lifesciences Corp.	57,121	76,479
#	Eo Technics Co. Ltd.	31,038	1,416,878
	Estechpharma Co. Ltd.	42,421	217,734
*	ESTsoft Corp.	27,672	190,708
*	E-TRON Co. Ltd.	1,491,477	164,142
*	Eubiologics Co. Ltd.	18,604	135,365
	Eugene Corp.	191,672	457,377
	Eugene Investment & Securities Co. Ltd.	263,075	423,091
	Eugene Technology Co. Ltd.	54,249	818,429
	Eusu Holdings Co. Ltd.	59,047	285,886
*	Eutilex Co. Ltd.	2,530	12,930
*	EV Advanced Material Co. Ltd.	44,834	53,076
*	Ewon Comfortech Co. Ltd.	14,501	86,531
*	E-World	79,853	87,593
*	Exem Co. Ltd.	92,152	232,332
*	ezCaretech Co. Ltd.	7,329	91,837
	F&F Co. Ltd.	35,705	3,637,911
	Farmsco	14,684	37,864
	FarmStory Co. Ltd.	168,511	238,468
	Fila Holdings Corp.	39,242	898,750
	Fine M-Tec Co. Ltd.	5,701	30,295
#	Fine Semitech Corp.	39,942	377,440
	Fine Technix Co. Ltd.	3,101	5,129
*	Firstec Co. Ltd.	116,567	247,074
*	Flask Co. Ltd.	9,575	10,103
*	FNC Entertainment Co. Ltd.	3,147	10,193
	Foosung Co. Ltd.	139,078	1,206,417

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Fursys, Inc.	14,385	$276,599
*	FutureChem Co. Ltd.	21,109	142,196
	Gabia, Inc.	43,120	308,181
#	Galaxia Moneytree Co. Ltd.	59,849	211,779
	Gaon Cable Co. Ltd.	6,271	73,426
*	GemVax & Kael Co. Ltd.	40,963	355,827
	Gemvaxlink Co. Ltd.	210,716	152,895
*	Genematrix, Inc.	12,082	39,470
# *	Genexine, Inc.	34,769	545,123
*	Genie Music Corp.	124,776	330,248
*	GenNBio, Inc.	2,619	2,993
	GENOLUTION, Inc.	6,482	47,012
*	Genomictree, Inc.	14,507	91,516
	Genoray Co. Ltd.	2,039	11,434
	Geumhwa PSC Co. Ltd.	6,842	134,133
*	Gigalane Co. Ltd.	63,904	53,691
	Global Standard Technology Co. Ltd.	14,039	194,424
	GMB Korea Corp.	24,445	83,147
*	GNCO Co. Ltd.	36,104	11,067
#	Golfzon Co. Ltd.	12,615	1,019,269
	Golfzon Newdin Holdings Co. Ltd.	84,626	319,341
# * ††	Good People Co. Ltd.	225,318	31,290
#	Gradiant Corp.	41,255	394,686
# *	Grand Korea Leisure Co. Ltd.	85,132	847,248
	Green Chemical Co. Ltd.	2,787	19,237
	Green Cross Holdings Corp.	80,040	972,772
*	GS Global Corp.	194,831	368,185
	Gwangju Shinsegae Co. Ltd.	13,770	304,297
	Haatz, Inc.	5,684	20,642
	HAESUNG DS Co. Ltd.	39,224	1,042,997
	Haesung Industrial Co. Ltd.	1,319	9,526
	Haitai Confectionery & Foods Co. Ltd.	37,409	154,358
#	Han Kuk Carbon Co. Ltd.	111,192	864,307
	Hana Materials, Inc.	13,726	294,435
# *	Hana Micron, Inc.	128,070	837,599
	Hana Pharm Co. Ltd.	859	8,615
# *	Hanall Biopharma Co. Ltd.	89,064	885,143
*	Hancom, Inc.	56,997	522,743
	Handok, Inc.	32,265	366,623
	Handsome Co. Ltd.	52,459	922,636
	Hanil Cement Co. Ltd.	32,697	258,776
	Hanil Feed Co. Ltd.	58,748	253,219
	Hanil Holdings Co. Ltd.	47,288	334,932
	Hanil Hyundai Cement Co. Ltd.	8,926	113,852
	Hanjin Transportation Co. Ltd.	33,634	455,283
*	Hankook Cosmetics Co. Ltd.	2,026	8,548
*	Hankook Cosmetics Manufacturing Co. Ltd.	4,096	51,627
	Hankook Shell Oil Co. Ltd.	2,629	459,408
	Hanla IMS Co. Ltd.	23,956	83,971
	Hanmi Semiconductor Co. Ltd.	165,467	1,366,235
	HanmiGlobal Co. Ltd.	31,164	866,340
	Hannong Chemicals, Inc.	3,988	37,924
*	Hans Biomed Corp.	29,685	196,396
	Hansae Co. Ltd.	72,287	746,601
	Hansae Yes24 Holdings Co. Ltd.	45,615	147,744
	Hanshin Construction Co. Ltd.	17,142	105,894
	Hanshin Machinery Co.	91,006	438,632
	Hansol Holdings Co. Ltd.	136,151	301,798
	Hansol HomeDeco Co. Ltd.	255,321	188,698

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	Hansol IONES Co. Ltd.	71,025	$328,493
	Hansol Paper Co. Ltd.	64,542	617,385
*	Hansol Technics Co. Ltd.	102,841	374,806
#	Hanssem Co. Ltd.	14,050	368,834
*	Hanwha General Insurance Co. Ltd.	233,991	603,859
	Hanwha Investment & Securities Co. Ltd.	393,869	678,184
	Hanyang Eng Co. Ltd.	36,442	347,259
	Hanyang Securities Co. Ltd.	35,735	217,453
	Harim Co. Ltd.	194,038	365,827
	Harim Holdings Co. Ltd.	145,706	718,946
*	HB SOLUTION Co. Ltd.	28,101	272,628
	HB Technology Co. Ltd.	211,978	271,847
	HDC Holdings Co. Ltd.	37,315	142,937
	HDC Hyundai Development Co. Engineering & Construction, Class E	108,214	758,450
	HDC Hyundai Engineering Plastics Co. Ltd.	50,887	138,609
	HDCLabs Co. Ltd.	22,528	117,733
	Hecto Financial Co. Ltd.	7,655	124,510
	Hecto Innovation Co. Ltd.	34,635	318,211
*	Helixmith Co. Ltd.	68,999	604,306
*	Heungkuk Fire & Marine Insurance Co. Ltd.	188,691	390,448
*	HFR, Inc.	18,119	384,617
	High Tech Pharm Co. Ltd.	9,245	59,172
	Hitejinro Holdings Co. Ltd.	27,709	196,267
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	109,445	233,420
*	HJ Shipbuilding & Construction Co. Ltd.	110,020	270,639
	HL D&I Halla Corp.	68,744	137,038
	HL Holdings Corp.	27,184	600,430
*	HLB Global Co. Ltd.	36,958	206,386
# *	HLB Life Science Co. Ltd.	228,090	1,938,501
*	Hlb Pharma Ceutical Co. Ltd.	5,001	49,007
*	HLB Therapeutics Co. Ltd.	59,545	564,840
	HLscience Co. Ltd.	3,143	40,465
*	Home Center Holdings Co. Ltd.	233,830	177,797
*	Homecast Co. Ltd.	116,798	337,247
	HS Industries Co. Ltd.	128,232	337,962
*	HSD Engine Co. Ltd.	128,636	590,103
*	Hugel, Inc.	12,995	1,017,992
*	Humax Co. Ltd.	65,528	161,848
	Humedix Co. Ltd.	21,560	318,432
*	Huneed Technologies	12,770	55,773
#	Huons Co. Ltd.	30,924	677,808
	Huons Global Co. Ltd.	26,394	327,287
	Huvis Corp.	52,644	181,741
	Huvitz Co. Ltd.	37,452	289,817
#	Hwa Shin Co. Ltd.	48,675	303,829
	Hwacheon Machine Tool Co. Ltd.	4,540	99,875
# *	Hwail Pharm Co. Ltd.	150,233	229,449
	Hwangkum Steel & Technology Co. Ltd.	33,205	167,015
	Hwaseung Corp. Co. Ltd.	11,150	10,403
	Hwaseung Enterprise Co. Ltd.	63,281	390,964
	HwaSung Industrial Co. Ltd.	37,257	288,520
	Hy-Lok Corp.	28,001	405,291
*	Hyosung Chemical Corp.	5,520	392,046
#	Hyosung Corp.	18,519	889,702
*	Hyosung Heavy Industries Corp.	9,479	381,097
	Hyosung TNC Corp.	4,054	742,812
	HyosungITX Co. Ltd.	13,955	128,722
	Hyundai Bioland Co. Ltd.	51,612	437,941
	Hyundai BNG Steel Co. Ltd.	36,935	269,007

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Construction Equipment Co. Ltd.	50,159	$1,510,494
	Hyundai Corp.	30,105	341,894
	Hyundai Corp. Holdings, Inc.	19,173	136,509
#	Hyundai Department Store Co. Ltd.	46,770	1,773,878
# *	Hyundai Doosan Infracore Co. Ltd.	317,589	1,234,672
*	Hyundai Electric & Energy System Co. Ltd.	57,167	1,376,203
	Hyundai Elevator Co. Ltd.	72,251	1,276,619
*	Hyundai Energy Solutions Co. Ltd.	4,304	177,534
*	HYUNDAI EVERDIGM Corp.	4,006	22,966
	Hyundai Ezwel Co. Ltd.	76,198	275,194
	Hyundai Futurenet Co. Ltd.	138,333	255,982
#	Hyundai Greenfood Co. Ltd.	168,643	769,873
	Hyundai Home Shopping Network Corp.	23,796	747,573
	Hyundai Livart Furniture Co. Ltd.	47,892	282,737
	Hyundai Motor Securities Co. Ltd.	76,683	495,521
	Hyundai Pharmaceutical Co. Ltd.	91,807	322,322
	Hyundai Wia Corp.	43,714	1,870,057
	Hyungkuk F&B Co. Ltd.	13,023	22,234
# * ††	Hyupjin Co. Ltd.	97,584	10,276
#	HyVision System, Inc.	47,462	506,625
*	I&C Technology Co. Ltd.	639	1,172
	i3system, Inc.	18,619	206,261
*	iA, Inc.	1,086,695	530,687
	ICD Co. Ltd.	54,903	325,776
	IDIS Holdings Co. Ltd.	1,320	10,143
*	IL Science Co. Ltd.	7,360	14,591
	Il Sung Construction Co. Ltd.	1,197	1,915
	Iljin Electric Co. Ltd.	62,223	190,686
#	Iljin Holdings Co. Ltd.	80,297	225,907
	Iljin Power Co. Ltd.	26,588	241,055
	Ilshin Spinning Co. Ltd.	5,983	436,436
*	Ilshin Stone Co. Ltd.	206,774	164,508
††	ilShinbiobase Co. Ltd.	122,045	145,511
	Ilsung Pharmaceuticals Co. Ltd.	4,137	308,880
	Ilyang Pharmaceutical Co. Ltd.	52,959	660,123
*	iMarketKorea, Inc.	69,527	502,371
	InBody Co. Ltd.	39,563	569,344
	Incross Co. Ltd.	29,001	324,329
# *	Infinitt Healthcare Co. Ltd.	34,801	112,232
	InfoBank Corp.	9,135	77,597
	Innocean Worldwide, Inc.	35,112	988,992
	InnoWireless Co. Ltd.	19,517	375,859
#	Innox Advanced Materials Co. Ltd.	49,189	941,367
*	Innox Corp.	928	13,451
*	Inscobee, Inc.	214,489	230,154
# *	Insun ENT Co. Ltd.	107,394	675,083
*	Insung Information Co. Ltd.	11,228	16,054
	Intekplus Co. Ltd.	19,343	186,778
	Intellian Technologies, Inc.	11,747	513,625
	Intelligent Digital Integrated Security Co. Ltd.	23,792	358,847
# *	Interflex Co. Ltd.	50,589	363,138
	Interojo Co. Ltd.	36,733	626,645
	INTOPS Co. Ltd.	38,974	760,235
# *	iNtRON Biotechnology, Inc.	83,532	517,687
	Inzi Controls Co. Ltd.	9,887	55,457
	INZI Display Co. Ltd.	13,375	15,521
#	IS Dongseo Co. Ltd.	52,102	1,151,389
	ISC Co. Ltd.	41,915	890,488
	i-SENS, Inc.	38,982	945,515

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	ISU Abxis Co. Ltd.	7,306	$30,371
	ISU Chemical Co. Ltd.	60,351	1,064,119
*	IsuPetasys Co. Ltd.	155,641	641,398
	It’s Hanbul Co. Ltd.	10,670	106,818
*	Iwin Plus Co. Ltd.	14,777	5,291
*	Jahwa Electronics Co. Ltd.	38,252	499,198
	JASTECH Ltd.	14,471	67,214
	JB Financial Group Co. Ltd.	439,857	2,214,915
	JC Chemical Co. Ltd.	22,661	117,221
	JC Hyun System, Inc.	47,592	120,515
	Jeil Pharmaceutical Co. Ltd.	7,973	99,742
*	Jeju Semiconductor Corp.	119,230	319,078
	Jinro Distillers Co. Ltd.	7,784	117,421
	Jinsung T.E.C.	36,955	279,478
	JLS Co. Ltd.	42,073	219,394
*	JNK Heaters Co. Ltd.	62,635	234,884
*	JNTC Co. Ltd.	9,150	29,969
*	Jokwang ILI Co. Ltd.	90,171	87,854
*	JoyCity Corp.	32,470	95,291
	JS Corp.	5,685	56,350
	Jusung Engineering Co. Ltd.	117,736	942,798
	JVM Co. Ltd.	20,022	244,872
	JW Holdings Corp.	180,363	355,267
	JW Life Science Corp.	29,965	247,113
	JW Pharmaceutical Corp.	50,256	659,692
*	JW Shinyak Corp.	68,072	159,817
	Kangnam Jevisco Co. Ltd.	14,797	217,403
*	Kangstem Biotech Co. Ltd.	87,134	170,002
	KAON Media Co. Ltd.	57,314	236,396
	KC Co. Ltd.	27,573	299,457
	KC Green Holdings Co. Ltd.	54,160	94,521
	KC Tech Co. Ltd.	37,495	396,537
	KCC Engineering & Construction Co. Ltd.	4,243	17,342
	KCC Glass Corp.	30,162	818,130
	KCI Ltd.	23,655	139,296
	KCTC	25,319	71,849
*	KEC Corp.	329,261	592,441
#	KEPCO Plant Service & Engineering Co. Ltd.	62,736	1,402,997
*	Kespion Co. Ltd.	40,499	34,982
*	KEYEAST Co. Ltd.	58,751	236,209
	KG Chemical Corp.	14,892	240,068
	KG Dongbu Steel	15,589	84,866
	KG Eco Technology Service Co. Ltd.	31,730	211,555
#	Kginicis Co. Ltd.	68,720	618,667
	KGMobilians Co. Ltd.	75,641	301,104
	KH Vatec Co. Ltd.	60,110	511,120
*	KidariStudio, Inc.	28,268	123,714
	KINX, Inc.	12,932	466,337
	KISCO Corp.	70,679	288,528
	KISCO Holdings Co. Ltd.	31,963	289,063
	KISWIRE Ltd.	39,433	496,055
	KL-Net Corp.	23,009	41,450
	KM Corp.	28,046	109,404
# *	KMW Co. Ltd.	41,816	692,828
	Knotus Co. Ltd.	19,251	77,100
*	KoBioLabs, Inc.	3,475	27,000
#	Koentec Co. Ltd.	82,232	445,177
#	Koh Young Technology, Inc.	210,636	1,761,942
#	Kolmar BNH Co. Ltd.	39,096	590,098

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Kolmar Korea Co. Ltd.	50,765	$1,218,109
	Kolmar Korea Holdings Co. Ltd.	32,252	311,923
	Kolon Corp.	26,236	415,371
	Kolon Global Corp.	20,169	189,480
	Kolon Industries, Inc.	63,462	1,932,511
	Kolon Plastic, Inc.	49,059	333,924
	Komelon Corp.	21,175	150,746
#	KoMiCo Ltd.	23,135	753,754
*	KONA I Co. Ltd.	23,792	258,336
	Kopla Co. Ltd.	76,189	260,839
#	Korea Alcohol Industrial Co. Ltd.	47,508	351,290
	Korea Arlico Pharm Co. Ltd.	3,713	13,619
	Korea Asset In Trust Co. Ltd.	204,959	417,014
	Korea Cast Iron Pipe Industries Co. Ltd.	31,881	152,688
	Korea Cement Co. Ltd.	21,858	40,509
*	Korea Circuit Co. Ltd.	39,627	397,739
	Korea District Heating Corp.	10,363	190,112
	Korea Electric Terminal Co. Ltd.	21,069	765,364
	Korea Electronic Certification Authority, Inc.	55,043	190,524
	Korea Electronic Power Industrial Development Co. Ltd.	62,193	348,894
	Korea Export Packaging Industrial Co. Ltd.	5,621	99,819
	Korea Flange Co. Ltd.	70,591	118,787
*	Korea Information & Communications Co. Ltd.	24,722	226,201
*	Korea Line Corp.	577,450	796,812
*	Korea Parts & Fasteners Co. Ltd.	11,691	48,415
	Korea Petrochemical Ind Co. Ltd.	12,865	1,066,820
	Korea Petroleum Industries Co.	11,179	84,487
	Korea Pharma Co. Ltd.	10,327	160,330
	Korea Real Estate Investment & Trust Co. Ltd.	493,546	472,387
#	Korea United Pharm, Inc.	35,429	590,601
	Korean Reinsurance Co.	322,466	1,662,641
*	Kortek Corp.	38,389	244,131
# *	KPM Tech Co. Ltd.	258,546	69,104
*	KPS Corp.	8,173	30,335
	KPX Chemical Co. Ltd.	8,847	296,431
	KSIGN Co. Ltd.	205,671	207,399
	KSS LINE Ltd.	53,011	334,339
*	KT Alpha Co. Ltd.	62,034	227,443
	KT Skylife Co. Ltd.	84,493	484,981
#	KT Submarine Co. Ltd.	51,480	196,633
	KTCS Corp.	129,498	196,169
	Ktis Corp.	109,265	187,769
*	Kuk Young G&M	86,374	75,704
	Kukbo Design Co. Ltd.	11,235	137,053
	Kukdo Chemical Co. Ltd.	11,469	348,006
#	Kukdong Oil & Chemicals Co. Ltd.	71,029	177,907
# *	Kuk-il Paper Manufacturing Co. Ltd.	190,710	334,649
	Kukjeon Pharmaceutical Co. Ltd.	52,920	283,517
*	Kum Yang Co. Ltd.	95,714	1,844,243
*	Kumho HT, Inc.	218,810	153,355
# *	Kumho Tire Co., Inc.	339,665	734,282
	KUMHOE&C Co. Ltd.	75,262	319,284
	Kumkang Kind Co. Ltd.	62,740	228,650
	Kwang Dong Pharmaceutical Co. Ltd.	145,493	603,064
	Kwang Myung Electric Co. Ltd.	100,455	148,075
*	KX Innovation Co. Ltd.	69,335	300,343
	Kyeong Nam Steel Co. Ltd.	5,707	12,206
#	Kyeryong Construction Industrial Co. Ltd.	26,457	316,808
	Kyobo Securities Co. Ltd.	73,316	268,451

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kyongbo Pharmaceutical Co. Ltd.	42,025	$159,981
	Kyung Dong Navien Co. Ltd.	24,470	590,914
	Kyung Nong Corp.	6,524	42,030
	Kyungbang Co. Ltd.	47,694	366,309
*	Kyungchang Industrial Co. Ltd.	18,649	25,496
	KyungDong City Gas Co. Ltd.	13,575	222,941
	Kyungdong Pharm Co. Ltd.	73,304	378,322
	Kyung-In Synthetic Corp.	131,581	439,329
#	L&C Bio Co. Ltd.	21,852	343,698
	LabGenomics Co. Ltd.	80,286	405,473
*	Lake Materials Co. Ltd.	103,591	422,864
#	LB Semicon, Inc.	119,129	668,999
	LEADCORP, Inc.	47,816	253,766
	LF Corp.	62,995	655,680
	LG HelloVision Co. Ltd.	116,618	371,295
	LIG Nex1 Co. Ltd.	20,826	1,484,770
#	Lion Chemtech Co. Ltd.	20,825	133,369
	Lock & Lock Co. Ltd.	64,031	273,855
*	Longtu Korea, Inc.	29,434	58,881
	LOT Vacuum Co. Ltd.	45,136	320,856
#	Lotte Chilsung Beverage Co. Ltd.	11,715	1,153,622
	Lotte Confectionery Co. Ltd.	8,416	767,376
*	Lotte Data Communication Co.	4,028	65,936
#	LOTTE Fine Chemical Co. Ltd.	56,329	2,215,052
	LOTTE Himart Co. Ltd.	34,338	317,724
*	Lotte Non-Life Insurance Co. Ltd.	155,474	161,328
#	LS Cable & System Asia Ltd.	35,473	187,480
	LS Corp.	11,569	539,052
#	LS Electric Co. Ltd.	34,059	1,312,668
	Lutronic Corp.	73,793	936,809
*	LVMC Holdings	207,836	395,412
	LX Hausys Ltd.	25,569	576,821
	LX International Corp.	102,861	2,929,822
#	LX Semicon Co. Ltd.	39,299	2,280,114
	M.I.Tech Co. Ltd.	17,788	147,642
*	M2N Co. Ltd.	20,327	79,172
	Macrogen, Inc.	3,933	56,104
	Maeil Dairies Co. Ltd.	4,652	153,609
	Maeil Holdings Co. Ltd.	22,787	134,830
	MAKUS, Inc.	2,286	10,884
	Mcnex Co. Ltd.	44,780	860,659
# *	MDS Tech, Inc.	58,702	241,371
*	ME2ON Co. Ltd.	93,947	307,132
	Mediana Co. Ltd.	24,894	81,692
*	MEDICOX Co. Ltd.	13,317	80,758
# * ††	Medience Co. Ltd.	53,361	106,310
*	Medipost Co. Ltd.	50,463	508,883
#	Medy-Tox, Inc.	15,791	1,163,815
#	Meerecompany, Inc.	18,983	278,537
#	MegaStudy Co. Ltd.	33,559	258,899
	MegaStudyEdu Co. Ltd.	27,677	1,663,249
	MEKICS Co. Ltd.	8,088	23,100
	META BIOMED Co. Ltd.	32,591	49,896
*	Mgame Corp.	59,295	251,208
	Mi Chang Oil Industrial Co. Ltd.	3,145	164,254
*	MiCo BioMed Co. Ltd.	14,873	59,372
	MiCo Ltd.	120,402	783,858
	Mirae Asset Life Insurance Co. Ltd.	239,457	445,144
	Mirae Asset Venture Investment Co. Ltd.	35,502	106,702

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Miwon Chemicals Co. Ltd.	3,853	$163,047
	Miwon Commercial Co. Ltd.	5,072	603,823
	Miwon Specialty Chemical Co. Ltd.	5,925	696,631
	MK Electron Co. Ltd.	55,102	389,617
	MNTech Co. Ltd.	63,871	654,387
*	Mobile Appliance, Inc.	98,324	228,619
*	Monalisa Co. Ltd.	73,193	152,363
	MonAmi Co. Ltd.	59,430	131,015
	Moorim P&P Co. Ltd.	82,322	261,360
	Moorim Paper Co. Ltd.	91,551	156,020
	Motonic Corp.	40,895	218,582
*	Motrex Co. Ltd.	36,574	402,003
* ††	MPC plus, Inc.	955	207
*	mPlus Corp.	15,452	154,672
*	MS Autotech Co. Ltd.	113,563	319,739
	Muhak Co. Ltd.	28,579	96,543
	Multicampus Co. Ltd.	10,150	254,835
*	M-venture Investment, Inc.	56,251	50,912
*	MyungMoon Pharm Co. Ltd.	94,962	163,013
	Nam Hwa Construction Co. Ltd.	25,880	119,289
#	Namhae Chemical Corp.	85,332	545,935
*	Namsun Aluminum Co. Ltd.	285,935	416,848
*	Namuga Co. Ltd.	36,468	290,928
	Namyang Dairy Products Co. Ltd.	1,212	309,061
*	NanoenTek, Inc.	81,092	293,656
	Nasmedia Co. Ltd.	18,911	410,299
# *	Nature & Environment Co. Ltd.	329,630	244,765
*	NDFOS Co. Ltd.	19,650	71,599
	NeoPharm Co. Ltd.	19,428	235,016
*	Neowiz	48,900	1,235,694
	NEOWIZ HOLDINGS Corp.	16,632	282,284
*	Nepes Ark Corp.	2,882	46,824
# *	NEPES Corp.	68,067	869,737
*	Neptune Co.	1,651	14,570
	New Power Plasma Co. Ltd.	7,229	17,155
	Nexen Corp.	108,320	304,023
	Nexen Tire Corp.	124,972	676,257
*	Next Entertainment World Co. Ltd.	71,002	263,374
	NEXTIN, Inc.	1,712	62,121
*	NHN Corp.	55,266	888,721
*	NHN KCP Corp.	84,992	746,777
	NI Steel Co. Ltd.	3,440	9,292
	NICE Holdings Co. Ltd.	71,741	621,721
	Nice Information & Telecommunication, Inc.	22,862	424,736
	NICE Information Service Co. Ltd.	131,225	1,194,836
	NICE Total Cash Management Co. Ltd.	54,101	174,892
*	NK Co. Ltd.	223,859	139,755
	Nong Shim Holdings Co. Ltd.	8,176	351,561
	Nong Woo Bio Co. Ltd.	9,704	54,698
	NongShim Co. Ltd.	8,049	1,704,953
	NOROO Paint & Coatings Co. Ltd.	37,026	200,791
	NOVAREX Co. Ltd.	11,444	95,422
	NPC	66,771	316,522
*	NS Co. Ltd.	1,771	11,427
*	NSN Co. Ltd.	42,271	29,600
*	nTels Co. Ltd.	16,474	51,865
*	Nuintek Co. Ltd.	43,573	92,789
*	NUVOTEC Co. Ltd.	153,125	82,947
	Oceanbridge Co. Ltd.	19,278	171,571

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Omnisystem Co. Ltd.	37,373	$38,623
	Openbase, Inc.	68,350	116,500
*	Optipharm Co. Ltd.	1,575	8,709
	Opto Device Technology Co. Ltd.	2,933	10,746
	OptoElectronics Solutions Co. Ltd.	30,470	338,405
*	OPTRON-TEC, Inc.	54,673	150,574
	OPTUS Pharmaceutical Co. Ltd.	43,209	187,814
# *	Orbitech Co. Ltd.	93,260	305,207
*	Orientbio, Inc.	173,545	74,867
	Orion Holdings Corp.	88,035	882,828
#	Osstem Implant Co. Ltd.	43,402	3,231,842
# * ††	Osung Advanced Materials Co. Ltd.	223,449	348,621
	Ottogi Corp.	3,257	1,008,863
	Paik Kwang Industrial Co. Ltd.	98,951	307,974
*	PANAGENE, Inc.	24,893	60,127
	Pang Rim Co. Ltd.	89,464	442,216
*	Pan-Pacific Co. Ltd.	66,731	56,117
*	Paradise Co. Ltd.	125,164	1,245,629
	Park Systems Corp.	3,980	305,758
#	Partron Co. Ltd.	156,372	898,763
#	Paseco Co. Ltd.	14,642	129,818
#	People & Technology, Inc.	45,616	1,473,572
*	Peptron, Inc.	7,294	40,631
	PHA Co. Ltd.	25,290	108,171
*	PharmAbcine	13,657	33,771
#	PharmaResearch Co. Ltd.	20,129	867,331
*	PharmGen Science, Inc.	63,854	337,367
*	Pharmicell Co. Ltd.	161,353	1,151,928
*	Philoptics Co. Ltd.	8,562	44,406
* ††	Philosys Healthcare Co. Ltd.	94,841	86,888
#	PI Advanced Materials Co. Ltd.	53,171	1,103,872
	Point Engineering Co. Ltd.	24,538	34,087
#	Poongsan Corp.	67,915	1,242,797
	Poongsan Holdings Corp.	24,968	446,483
#	Posco ICT Co. Ltd.	179,741	721,600
	Posco M-Tech Co. Ltd.	72,480	377,579
	POSCO Steeleon Co. Ltd.	893	16,900
*	Power Logics Co. Ltd.	95,962	360,869
	Protec Co. Ltd.	19,624	300,362
	PS TEC Co. Ltd.	11,191	26,509
#	PSK, Inc.	71,508	763,113
	Pulmuone Co. Ltd.	38,753	278,468
	Pungkuk Ethanol Co. Ltd.	22,635	208,752
	QSI Co. Ltd.	10,628	67,809
*	RaonSecure Co. Ltd.	115,448	189,452
*	Ray Co. Ltd/KR	18,972	249,123
	Rayence Co. Ltd.	17,543	118,050
#	Reyon Pharmaceutical Co. Ltd.	27,505	369,633
#	RFHIC Corp.	68,876	1,014,874
*	RFTech Co. Ltd.	114,269	351,387
	RN2 Technologies Co. Ltd.	4,601	31,184
*	Robostar Co. Ltd.	28,003	342,114
*	Robotis Co. Ltd.	11,904	196,620
	Rorze Systems Corp.	12,806	65,655
#	Rsupport Co. Ltd.	59,819	176,024
	S Net Systems, Inc.	47,161	152,160
#	S&S Tech Corp.	54,626	949,870
*	S.Y. Co. Ltd.	129,076	288,404
	Sajo Industries Co. Ltd.	9,398	274,895

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sajodaerim Corp.	2,580	$42,936
*	Sajodongaone Co. Ltd.	29,518	21,635
# *	Sam Chun Dang Pharm Co. Ltd.	36,463	780,237
*	SAM KANG M&T Co. Ltd.	84,478	1,198,051
	Sam Young Electronics Co. Ltd.	45,179	310,618
#	Sam Yung Trading Co. Ltd.	77,884	708,061
	Sambo Corrugated Board Co. Ltd.	7,239	51,005
	Sambo Motors Co. Ltd.	15,328	63,031
*	Sambu Engineering & Construction Co. Ltd.	297,390	284,272
	Samchully Co. Ltd.	6,711	1,314,065
	Samchuly Bicycle Co. Ltd.	15,529	71,267
#	Samho Development Co. Ltd.	64,421	175,261
	SAMHWA Paints Industrial Co. Ltd.	37,979	165,650
	Samick Musical Instruments Co. Ltd.	219,742	181,727
#	Samick THK Co. Ltd.	31,605	255,795
	Samil Pharmaceutical Co. Ltd.	25,472	132,164
	Samji Electronics Co. Ltd.	37,339	212,996
	Samjin LND Co. Ltd.	89,395	179,347
	Samjin Pharmaceutical Co. Ltd.	33,351	589,542
	Samkee Corp.	67,094	200,196
	Sammok S-Form Co. Ltd.	19,532	229,156
#	SAMPYO Cement Co. Ltd.	125,588	309,783
	Samsung Climate Control Co. Ltd.	1,221	9,161
*	Samsung Pharmaceutical Co. Ltd.	233,733	445,741
	Samsung Publishing Co. Ltd.	17,275	300,912
	SAMT Co. Ltd.	211,277	382,132
	Samwha Capacitor Co. Ltd.	30,126	676,331
	Samwha Electric Co. Ltd.	16,687	180,696
	Samyang Corp.	12,575	327,205
	Samyang Foods Co. Ltd.	13,290	1,033,967
#	Samyang Holdings Corp.	14,215	616,923
	Samyang Packaging Corp.	4,346	48,474
	Samyang Tongsang Co. Ltd.	5,256	184,777
*	Samyoung Chemical Co. Ltd.	36,545	61,202
#	Sang-A Frontec Co. Ltd.	35,732	632,845
*	Sangbo Corp.	112,085	113,072
#	Sangsangin Co. Ltd.	130,409	592,057
	Sangsin Energy Display Precision Co. Ltd.	38,495	444,350
	SaraminHR Co. Ltd.	26,768	602,572
	Satrec Initiative Co. Ltd.	22,788	403,467
	SAVEZONE I&C Corp.	64,559	116,587
*	SBI Investment Korea Co. Ltd.	350,632	290,976
*	SBW	881,230	232,442
*	S-Connect Co. Ltd.	208,292	120,309
# *	SDN Co. Ltd.	224,182	311,850
	Seah Besteel Holdings Corp.	51,280	602,159
	SeAH Holdings Corp.	3,283	233,874
#	SeAH Steel Corp.	3,893	378,924
	SeAH Steel Holdings Corp.	6,517	618,310
	Sebang Co. Ltd.	42,224	487,080
	Sebang Global Battery Co. Ltd.	22,923	625,892
	Secuve Co. Ltd.	76,608	57,213
	Segyung Hitech Co. Ltd.	5,861	47,850
	Sejin Heavy Industries Co. Ltd.	46,649	187,276
	Sejong Industrial Co. Ltd.	38,928	126,126
	Sejong Telecom, Inc.	758,673	357,521
*	Sekonix Co. Ltd.	25,593	98,107
*	Selvas AI, Inc.	61,638	229,204
	Sempio Foods Co.	9,478	208,816

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	S-Energy Co. Ltd.	24,822	$62,522
#	Seobu T&D	113,697	534,828
	Seohan Co. Ltd.	290,737	207,806
#	Seojin System Co. Ltd.	53,856	554,406
	Seoul Auction Co. Ltd.	41,464	518,055
	Seoul City Gas Co. Ltd.	1,738	401,839
*	Seoul Food Industrial Co. Ltd.	1,520,855	233,649
#	Seoul Semiconductor Co. Ltd.	161,292	1,180,512
#	Seoul Viosys Co. Ltd.	27,029	99,956
#	Seoulin Bioscience Co. Ltd.	24,822	214,491
	Seowon Co. Ltd.	106,245	95,651
	SEOWONINTECH Co. Ltd.	16,960	67,339
#	Seoyon Co. Ltd.	56,279	205,776
	Seoyon E-Hwa Co. Ltd.	37,029	184,999
*	Sewon E&C Co. Ltd.	518,090	309,350
††	Sewon Precision Industry Co. Ltd.	25,563	27,222
	Sewoon Medical Co. Ltd.	90,686	176,706
#	SFA Engineering Corp.	66,414	1,775,647
# *	SFA Semicon Co. Ltd.	257,032	776,385
	S-Fuelcell Co. Ltd.	8,387	117,791
*	SG Corp.	525,085	201,444
	SGC e Tec E&C Co. Ltd.	6,274	147,906
	SGC Energy Co. Ltd.	9,993	220,099
	SH Energy & Chemical Co. Ltd.	339,049	217,792
	Shin Heung Energy & Electronics Co. Ltd.	8,995	329,383
*	Shin Poong Pharmaceutical Co. Ltd.	62,297	943,478
	Shindaeyang Paper Co. Ltd.	7,142	414,992
	Shinil Electronics Co. Ltd.	256,618	317,498
	Shinsegae Engineering & Construction Co. Ltd.	7,252	82,869
	Shinsegae Food Co. Ltd.	4,124	138,562
	Shinsegae Information & Communication Co. Ltd.	2,319	20,153
	Shinsegae International, Inc.	43,626	719,509
	Shinsung Delta Tech Co. Ltd.	44,703	301,427
*	Shinsung E&G Co. Ltd.	610,324	808,344
*	Shinsung Tongsang Co. Ltd.	122,206	202,114
*	Shinwha Intertek Corp.	107,691	232,495
	Shinwon Corp.	193,213	208,557
	Shinyoung Securities Co. Ltd.	17,134	664,804
*	Showbox Corp.	109,545	254,285
*	Signetics Corp.	215,282	182,985
	SIGONG TECH Co. Ltd.	35,400	107,057
#	Silla Co. Ltd.	28,011	219,103
#	Simmtech Co. Ltd.	66,827	1,652,611
	SIMMTECH HOLDINGS Co. Ltd.	19,511	47,879
	SIMPAC, Inc.	57,924	253,842
	Sindoh Co. Ltd.	16,601	375,118
	Sinil Pharm Co. Ltd.	3,891	21,914
*	SinSin Pharmaceutical Co. Ltd.	32,598	114,605
	SJ Group Co. Ltd.	8,579	97,323
	SK D&D Co. Ltd.	37,022	534,973
	SK Discovery Co. Ltd.	43,232	900,263
	SK Gas Ltd.	7,969	637,193
	SK Networks Co. Ltd.	513,086	1,449,198
*	SK Rent A Car Co. Ltd.	5,401	24,655
	SK Securities Co. Ltd.	1,416,650	651,415
#	SL Corp.	61,667	1,327,023
*	SM Culture & Contents Co. Ltd.	194,308	423,729
#	SM Entertainment Co. Ltd.	49,558	2,468,483
*	SM Life Design Group Co. Ltd.	104,568	162,209

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
* ††	S-MAC Co. Ltd.	189,827	$235,667
	SMCore, Inc.	53,702	200,557
	SNT Dynamics Co. Ltd.	43,348	262,690
	SNT Energy Co. Ltd.	1	13
	SNT Holdings Co. Ltd.	27,174	272,523
#	SNT Motiv Co. Ltd.	32,114	993,867
*	SNU Precision Co. Ltd.	77,902	130,578
*	Solborn, Inc.	54,990	138,052
*	Solid, Inc.	219,880	651,848
*	SOLUM Co. Ltd.	13,272	160,357
	Songwon Industrial Co. Ltd.	47,243	570,550
*	Sonokong Co. Ltd.	43,529	55,447
	Soosan Heavy Industries Co. Ltd.	50,388	94,347
	Soulbrain Co. Ltd.	10,916	1,565,061
	Soulbrain Holdings Co. Ltd.	19,846	321,707
	SPC Samlip Co. Ltd.	8,493	419,987
	Speco Co. Ltd.	10,580	38,340
#	SPG Co. Ltd.	47,728	554,245
#	Spigen Korea Co. Ltd.	13,602	304,849
* ††	Ssangyong Motor Co.	65,982	231,605
	ST Pharm Co. Ltd.	25,025	1,460,245
	STIC Investments, Inc.	127,660	504,487
*	Straffic Co. Ltd.	38,493	110,916
*	STX Heavy Industries Co. Ltd.	5,234	13,860
	Suheung Co. Ltd.	22,312	524,949
	Sun Kwang Co. Ltd.	16,326	1,279,774
	Sung Kwang Bend Co. Ltd.	51,596	502,364
*	Sungchang Enterprise Holdings Ltd.	214,939	280,382
	Sungdo Engineering & Construction Co. Ltd.	10,095	32,550
#	Sungshin Cement Co. Ltd.	59,213	395,248
#	Sungwoo Hitech Co. Ltd.	185,738	673,661
#	Sunjin Co. Ltd.	48,992	273,078
*	Sunny Electronics Corp.	114,566	181,798
*	Suprema, Inc.	18,844	319,719
	SV Investment Corp.	106,865	163,481
*	Synergy Innovation Co. Ltd.	105,399	238,694
*	Synopex, Inc.	253,251	460,429
	Systems Technology, Inc.	40,934	392,539
	T&L Co. Ltd.	4,142	106,499
	Tae Kyung Industrial Co. Ltd.	44,125	199,489
#	Taekwang Industrial Co. Ltd.	1,200	591,822
	Taekyung BK Co. Ltd.	21,499	78,247
* ††	Taewoong Co. Ltd.	56,071	394,449
	Taeyoung Engineering & Construction Co. Ltd.	85,762	252,544
# *	Taihan Fiberoptics Co. Ltd.	228,160	410,886
*	Taihan Textile Co. Ltd.	2,843	101,625
	Tailim Packaging Co. Ltd.	63,432	112,380
	TCC Steel	7,703	50,007
	TechWing, Inc.	104,027	427,351
*	Tego Science, Inc.	8,956	100,764
*	Telcon RF Pharmaceutical, Inc.	277,957	206,498
	Telechips, Inc.	36,782	320,507
*	TERA SCIENCE Co. Ltd.	76,064	82,129
#	TES Co. Ltd.	58,026	645,944
# *	Theragen Etex Co. Ltd.	111,294	307,778
# *	Thinkware Systems Corp.	26,213	250,754
# *	TK Chemical Corp.	47,613	99,966
	TK Corp.	53,989	619,927
*	Tkg Aikang Co. Ltd.	70,536	71,154

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	TKG Huchems Co. Ltd.	69,624	$1,016,521
#	Tokai Carbon Korea Co. Ltd.	20,425	1,451,449
	Tongyang Life Insurance Co. Ltd.	162,309	582,659
	Tongyang, Inc.	548,179	380,975
*	Top Engineering Co. Ltd.	52,518	184,888
*	Toptec Co. Ltd.	81,091	384,060
	Tovis Co. Ltd.	56,715	345,755
	TS Corp.	140,490	250,391
*	TS Nexgen Co. Ltd.	228,108	158,712
*	Tuksu Construction Co. Ltd.	31,513	182,496
*	TY Holdings Co. Ltd.	96,748	715,613
	TYM Corp.	421,296	733,629
	UBCare Co. Ltd.	91,237	307,804
	Ubiquoss Holdings, Inc.	32,753	312,314
	Ubiquoss, Inc.	26,517	283,590
	Uju Electronics Co. Ltd.	26,223	295,557
	Uni-Chem Co. Ltd.	155,749	124,528
*	Unick Corp.	53,999	188,890
	Unid Co. Ltd.	19,166	1,036,036
	Union Materials Corp.	28,259	60,654
	Union Semiconductor Equipment & Materials Co. Ltd.	89,463	384,020
	Uniquest Corp.	58,434	342,648
*	Unison Co. Ltd.	221,499	288,573
*	UniTest, Inc.	60,851	543,287
	UTI, Inc.	22,312	296,119
	Value Added Technology Co. Ltd.	29,655	626,440
*	Very Good Tour Co. Ltd.	15,639	99,302
	Viatron Technologies, Inc.	42,963	252,185
	VICTEK Co. Ltd.	91,039	374,721
# *	Vidente Co. Ltd.	57,951	144,210
	Vieworks Co. Ltd.	30,239	734,089
*	Vina Tech Co. Ltd.	9,178	284,936
	Visang Education, Inc.	16,820	69,134
	Vitzro Tech Co. Ltd.	13,726	53,867
	Vitzrocell Co. Ltd.	54,357	455,215
*	Vivien Corp.	13,190	11,611
*	Vivozon Healthcare, Inc.	147,360	80,662
*	VT GMP Co. Ltd.	42,957	155,707
	Webcash Corp.	13,826	145,250
*	Webzen, Inc.	56,800	594,643
	Welcron Co. Ltd.	109,997	225,631
*	Wellbiotec Co. Ltd.	99,963	90,388
*	Wemade Play Co. Ltd.	14,264	176,187
	Whanin Pharmaceutical Co. Ltd.	46,587	562,292
	Wiable Corp.	8,754	13,802
*	WillBes & Co.	178,256	90,693
#	Winix, Inc.	34,410	234,293
	Wins Co. Ltd.	26,610	232,338
	WiSoL Co. Ltd.	74,628	331,186
*	WIZIT Co. Ltd.	244,335	123,450
*	WONIK CUBE Corp.	58,473	80,268
*	Wonik Holdings Co. Ltd.	165,481	386,127
#	WONIK IPS Co. Ltd.	76,527	1,473,297
#	Wonik Materials Co. Ltd.	26,289	545,589
*	Wonik Pne Co. Ltd.	42,476	624,879
#	Wonik QnC Corp.	62,589	1,066,341
	Woojin Plaimm Co. Ltd.	3,881	10,115
	Woojin, Inc.	9,379	55,207
*	Woongjin Co. Ltd.	1	1

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Woongjin Thinkbig Co. Ltd.	35,821	$57,212
*	Wooree Bio Co. Ltd.	12,108	28,835
	Woori Investment Bank Co. Ltd.	1,534,136	814,303
# *	Woori Technology, Inc.	570,501	521,263
* ††	Wooriro Co. Ltd.	16,683	12,160
	Woorison F&G Co. Ltd.	116,049	139,836
	Woory Industrial Co. Ltd.	23,700	226,109
*	Woosu AMS Co. Ltd.	106,413	191,335
	WooSung Co. Ltd.	6,452	92,131
*	Woowon Development Co. Ltd.	3,040	7,018
	Worldex Industry & Trading Co. Ltd.	44,952	600,078
	Y G-1 Co. Ltd.	61,821	250,416
*	Y2 Solution Co. Ltd.	88,983	37,744
*	Y-entec Co. Ltd.	25,880	150,744
*	Yest Co. Ltd.	52,284	296,412
#	YG Entertainment, Inc.	42,279	1,265,146
*	YG PLUS	63,361	177,593
*	YIK Corp.	98,562	227,162
*	YJM Games Co. Ltd.	113,684	107,049
	YMC Co. Ltd.	54,027	230,300
	YMT Co. Ltd.	19,799	202,610
	Yonwoo Co. Ltd.	6,890	60,618
	Yoosung Enterprise Co. Ltd.	80,477	149,343
	Youlchon Chemical Co. Ltd.	35,492	811,522
#	Young Poong Corp.	795	351,300
	Young Poong Precision Corp.	37,751	311,029
	Youngone Corp.	20,354	674,641
	Youngone Holdings Co. Ltd.	21,971	833,847
*	YoungWoo DSP Co. Ltd.	15,059	15,133
	YTN Co. Ltd.	73,837	311,440
	Yuanta Securities Korea Co. Ltd.	340,341	573,732
	YuHwa Securities Co. Ltd.	96,255	154,351
*	Yujin Robot Co. Ltd.	9,092	26,159
*	Yungjin Pharmaceutical Co. Ltd.	229,011	436,263
	Yuyu Pharma, Inc.	8,551	36,351
	Zeus Co. Ltd.	28,507	468,259
	Zinus, Inc.	28,065	615,777

TOTAL SOUTH KOREA			402,710,105

TAIWAN — (15.7%)
	104 Corp.	1,000	5,894
	ABC Taiwan Electronics Corp.	300,977	204,604
	Abico Avy Co. Ltd.	444,841	260,538
#	Ability Enterprise Co. Ltd.	851,293	528,945
# *	Ability Opto-Electronics Technology Co. Ltd.	262,776	444,773
#	Abnova Corp.	88,000	94,055
#	AcBel Polytech, Inc.	1,226,599	1,045,904
#	ACES Electronic Co. Ltd.	420,822	393,218
*	Acon Holding, Inc.	938,560	310,585
	Acter Group Corp. Ltd.	360,980	1,052,409
	Action Electronics Co. Ltd.	687,000	268,069
#	ADATA Technology Co. Ltd.	857,879	1,431,255
#	Addcn Technology Co. Ltd.	111,564	622,777
#	Advanced Ceramic X Corp.	163,000	774,537
#	Advanced International Multitech Co. Ltd.	422,000	1,214,318
#	Advanced Optoelectronic Technology, Inc.	457,000	229,109
#	Advanced Power Electronics Corp.	138,000	403,943
#	Advanced Wireless Semiconductor Co.	229,000	437,744
#	Advancetek Enterprise Co. Ltd.	1,099,519	984,887

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	AEON Motor Co. Ltd.	33,359	$41,911
	Aerospace Industrial Development Corp.	2,123,000	2,061,869
#	AGV Products Corp.	1,543,433	442,596
*	Airmate Cayman International Co. Ltd.	38,719	19,593
	Alchip Technologies Ltd.	22,000	440,568
#	Alexander Marine Co. Ltd.	46,000	330,001
# *	ALI Corp.	686,775	380,514
#	All Ring Tech Co. Ltd.	100,000	176,034
	Allied Circuit Co. Ltd.	113,000	305,365
#	Allied Supreme Corp.	46,000	370,242
#	Allis Electric Co. Ltd.	672,385	520,201
#	Alltek Technology Corp.	554,423	522,851
#	Alltop Technology Co. Ltd.	92,774	327,236
	Alpha Networks, Inc.	1,347,158	1,117,389
	Altek Corp.	925,945	959,862
	Amazing Microelectronic Corp.	315,085	804,134
*	Ambassador Hotel	1,135,000	1,098,395
#	AMICCOM Electronics Corp.	25,000	18,479
	AMPACS Corp.	12,000	11,021
	Ampire Co. Ltd.	317,000	256,529
#	AMPOC Far-East Co. Ltd.	346,444	435,628
	AmTRAN Technology Co. Ltd.	2,870,486	823,393
*	Amulaire Thermal Technology, Inc.	32,000	29,358
	Anderson Industrial Corp.	290,416	80,450
#	Anpec Electronics Corp.	224,007	730,109
#	Apac Opto Electronics, Inc.	147,000	133,125
#	Apacer Technology, Inc.	345,325	427,298
#	APAQ Technology Co. Ltd.	202,120	252,345
#	APCB, Inc.	485,000	240,234
	Apex Biotechnology Corp.	338,483	244,522
#	Apex International Co. Ltd.	556,470	849,885
#	Apex Science & Engineering	623,132	190,264
	Arcadyan Technology Corp.	533,055	1,486,569
	Ardentec Corp.	1,500,274	1,943,163
#	Argosy Research, Inc.	220,396	414,674
	Asia Electronic Material Co. Ltd.	331,000	155,852
#	Asia Optical Co., Inc.	851,000	1,509,037
*	Asia Pacific Telecom Co. Ltd.	6,978,999	1,369,302
*	Asia Plastic Recycling Holding Ltd.	405,182	90,274
	Asia Polymer Corp.	1,420,996	1,093,404
#	Asia Tech Image, Inc.	211,000	353,898
#	Asia Vital Components Co. Ltd.	887,058	2,797,317
#	ASIX Electronics Corp.	58,000	164,054
	ASolid Technology Co. Ltd.	27,000	50,811
#	ASROCK, Inc.	154,000	466,099
	ATE Energy International Co. Ltd.	10,274	8,123
	Aten International Co. Ltd.	350,479	821,889
#	Audix Corp.	279,600	436,715
	AURAS Technology Co. Ltd.	229,148	850,716
#	Aurona Industries, Inc.	246,000	136,502
	Aurora Corp.	262,349	634,201
#	Avalue Technology, Inc.	164,000	286,702
	Aver Information, Inc.	31,000	37,656
	Awea Mechantronic Co. Ltd.	132,210	127,161
#	Axiomtek Co. Ltd.	212,000	348,066
# *	Azurewave Technologies, Inc.	345,000	196,365
#	Bafang Yunji International Co. Ltd.	70,000	380,564
	Bank of Kaohsiung Co. Ltd.	2,515,334	958,334
	Baolong International Co. Ltd.	295,000	141,260

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Basso Industry Corp.	472,900	$565,875
#	BenQ Materials Corp.	610,000	549,255
	BES Engineering Corp.	5,159,750	1,277,471
	Bin Chuan Enterprise Co. Ltd.	372,070	249,515
#	Bionet Corp.	140,000	162,527
	Bionime Corp.	133,000	301,909
#	Biostar Microtech International Corp.	631,975	249,705
	Bioteque Corp.	239,308	793,790
#	Bizlink Holding, Inc.	429,492	3,275,239
	Bon Fame Co. Ltd.	14,000	20,870
#	Bora Pharmaceuticals Co. Ltd.	62,724	534,600
	Brave C&H Supply Co. Ltd.	20,000	39,954
	Bright Led Electronics Corp.	375,520	165,625
#	Brighton-Best International Taiwan, Inc.	1,469,318	1,525,692
#	Brillian Network & Automation Integrated System Co. Ltd.	28,000	71,585
#	Browave Corp.	197,000	278,354
#	C Sun Manufacturing Ltd.	530,969	720,085
*	Calin Technology Co. Ltd.	11,000	11,715
*	Cameo Communications, Inc.	745,645	214,114
#	Capital Futures Corp.	335,895	364,677
#	Capital Securities Corp.	6,059,501	1,877,151
# *	Career Technology MFG. Co. Ltd.	1,580,459	1,178,479
#	Carnival Industrial Corp.	415,353	137,701
#	Castles Technology Co. Ltd.	58,866	103,960
	Caswell, Inc.	17,000	42,016
	Cathay Chemical Works	30,000	22,288
	Cathay Real Estate Development Co. Ltd.	2,062,700	927,657
#	Cayman Engley Industrial Co. Ltd.	152,099	299,656
#	CCP Contact Probes Co. Ltd.	159,844	195,322
#	Celxpert Energy Corp.	280,000	256,802
	Center Laboratories, Inc.	1,599,827	2,159,906
#	Central Reinsurance Co. Ltd.	504,380	278,402
#	Century Iron & Steel Industrial Co. Ltd.	459,000	1,093,648
	Chain Chon Industrial Co. Ltd.	651,484	246,237
*	ChainQui Construction Development Co. Ltd.	451,080	199,435
#	Champion Building Materials Co. Ltd.	903,851	257,966
	Champion Microelectronic Corp.	51,000	58,704
	Chang Wah Electromaterials, Inc.	1,362,350	1,287,960
	Chang Wah Technology Co. Ltd.	1,180,425	1,059,884
#	Channel Well Technology Co. Ltd.	680,000	503,689
	Charoen Pokphand Enterprise	698,483	1,639,969
	CHC Healthcare Group	367,000	449,281
#	CHC Resources Corp.	346,282	479,645
#	Chen Full International Co. Ltd.	342,000	360,592
#	Chenbro Micom Co. Ltd.	219,000	448,524
	Cheng Loong Corp.	2,760,383	2,241,560
	Cheng Mei Materials Technology Corp.	2,413,900	690,579
	Cheng Uei Precision Industry Co. Ltd.	1,321,331	1,375,121
# *	Chenming Electronic Technology Corp.	287,437	120,617
#	Chia Chang Co. Ltd.	378,000	393,399
#	Chia Hsin Cement Corp.	1,726,121	847,742
	Chian Hsing Forging Industrial Co. Ltd.	151,800	148,164
#	Chicony Power Technology Co. Ltd.	481,454	1,043,143
	Chief Telecom, Inc.	6,000	51,731
#	Chieftek Precision Co. Ltd.	248,847	563,143
	Chien Kuo Construction Co. Ltd.	658,249	222,422
	Chien Shing Harbour Service Co. Ltd.	16,000	16,213
#	Chime Ball Technology Co. Ltd.	106,840	123,228
	China Bills Finance Corp.	2,632,000	1,159,694

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	China Chemical & Pharmaceutical Co. Ltd.	904,000	$566,045
	China Ecotek Corp.	145,000	182,379
#	China Electric Manufacturing Corp.	798,959	342,305
	China Fineblanking Technology Co. Ltd.	159,242	170,190
#	China General Plastics Corp.	1,457,461	891,860
#	China Glaze Co. Ltd.	310,002	115,688
*	China Man-Made Fiber Corp.	4,555,390	1,091,030
	China Metal Products	1,069,603	888,644
	China Motor Corp.	800,600	1,036,178
#	China Petrochemical Development Corp.	13,546,553	3,938,467
	China Steel Chemical Corp.	576,554	1,839,452
#	China Steel Structure Co. Ltd.	282,000	467,226
#	China Wire & Cable Co. Ltd.	276,160	214,645
#	Chinese Maritime Transport Ltd.	287,594	285,651
	Ching Feng Home Fashions Co. Ltd.	544,409	280,179
	Chin-Poon Industrial Co. Ltd.	1,488,207	1,267,085
#	Chipbond Technology Corp.	2,353,000	3,965,475
	ChipMOS Technologies, Inc.	1,896,076	1,862,109
	Chlitina Holding Ltd.	190,000	868,333
	Chong Hong Construction Co. Ltd.	673,666	1,486,171
	Chun YU Works & Co. Ltd.	526,050	360,233
#	Chun Yuan Steel Industry Co. Ltd.	1,806,529	830,471
	Chung Hsin Electric & Machinery Manufacturing Corp.	1,402,375	2,144,969
#	Chung Hung Steel Corp.	2,332,979	1,421,594
	Chung Hwa Food Industrial Co. Ltd.	126,535	388,202
	Chung Hwa Pulp Corp.	1,434,405	739,481
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	139,000	221,195
#	Chunghwa Precision Test Tech Co. Ltd.	56,000	658,336
	Chyang Sheng Dyeing & Finishing Co. Ltd.	397,000	169,921
	Cleanaway Co. Ltd.	286,000	1,480,617
	Clevo Co.	1,624,200	1,547,914
	CMC Magnetics Corp.	3,954,108	794,283
	C-Media Electronics, Inc.	48,000	58,837
	CoAsia Electronics Corp.	452,412	152,054
	Collins Co. Ltd.	351,431	156,240
#	Compeq Manufacturing Co. Ltd.	1,085,000	1,465,757
#	Compucase Enterprise	278,000	228,011
	Concord Securities Co. Ltd.	1,728,796	501,989
	Continental Holdings Corp.	1,312,320	1,134,383
#	Contrel Technology Co. Ltd.	513,000	220,885
#	Coremax Corp.	258,065	697,494
	Coretronic Corp.	1,269,200	1,963,907
#	Co-Tech Development Corp.	795,533	1,073,922
	Cowealth Medical Holding Co. Ltd.	175,972	129,207
	Coxon Precise Industrial Co. Ltd.	43,000	15,707
# *	CSBC Corp. Taiwan	1,758,677	801,371
	CTCI Corp.	1,963,000	2,854,593
*	C-Tech United Corp.	162,878	66,290
	Cub Elecparts, Inc.	86,126	370,514
#	CviLux Corp.	266,040	248,024
	Cyberlink Corp.	91,697	256,281
#	CyberPower Systems, Inc.	235,000	674,519
#	CyberTAN Technology, Inc.	1,337,779	902,961
#	Cypress Technology Co. Ltd.	169,489	266,256
	Cystech Electronics Corp.	20,750	36,296
#	DA CIN Construction Co. Ltd.	1,101,711	1,023,174
	Dadi Early-Childhood Education Group Ltd.	21,357	52,972
	Dafeng TV Ltd.	304,870	457,262
#	Da-Li Development Co. Ltd.	1,413,747	1,154,964

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Danen Technology Corp.	162,081	$51,945
#	Darfon Electronics Corp.	783,550	918,279
# *	Darwin Precisions Corp.	1,385,635	368,559
#	Davicom Semiconductor, Inc.	44,888	33,094
#	Daxin Materials Corp.	236,200	421,730
	De Licacy Industrial Co. Ltd.	1,155,511	497,648
*	Delpha Construction Co. Ltd.	23,000	13,052
#	Depo Auto Parts Ind Co. Ltd.	358,000	736,469
* ††	DER PAO Construction	476,000	0
#	Dimerco Data System Corp.	220,612	441,493
#	Dimerco Express Corp.	440,880	845,792
#	D-Link Corp.	1,944,855	875,250
	Donpon Precision, Inc.	104,000	64,284
	Dr Wu Skincare Co. Ltd.	57,000	150,678
#	Draytek Corp.	247,000	188,477
#	Dyaco International, Inc.	142,813	157,648
	DYNACOLOR, Inc.	12,000	12,765
	Dynamic Holding Co. Ltd.	992,707	499,088
	Dynapack International Technology Corp.	492,000	1,043,214
	E & R Engineering Corp.	56,000	88,465
	Eastern Media International Corp.	1,100,011	707,498
#	ECOVE Environment Corp.	113,000	853,564
# *	Edimax Technology Co. Ltd.	624,108	288,461
	Edison Opto Corp.	262,749	113,479
#	Edom Technology Co. Ltd.	732,964	617,597
#	eGalax_eMPIA Technology, Inc.	199,777	310,674
#	Egis Technology, Inc.	203,000	352,679
	Elan Microelectronics Corp.	942,400	2,365,750
# *	E-Lead Electronic Co. Ltd.	197,873	383,690
#	E-LIFE MALL Corp.	295,000	739,290
	Elite Advanced Laser Corp.	531,226	577,449
#	Elite Semiconductor Microelectronics Technology, Inc.	919,200	1,769,432
# *	Elitegroup Computer Systems Co. Ltd.	1,259,254	799,135
#	Emerging Display Technologies Corp.	462,000	281,347
#	Ennoconn Corp.	244,938	1,400,542
	Ennostar, Inc.	2,037,462	2,588,022
#	EnTie Commercial Bank Co. Ltd.	2,292,603	1,019,841
#	Episil Technologies, Inc.	211,000	567,028
#	Episil-Precision, Inc.	223,000	474,927
#	Eris Technology Corp.	38,000	195,488
#	Eson Precision Ind Co. Ltd.	331,000	603,205
	Eternal Materials Co. Ltd.	3,021,985	2,800,137
#	Etron Technology, Inc.	630,979	678,115
	Eurocharm Holdings Co. Ltd.	102,000	521,446
*	Everest Textile Co. Ltd.	1,642,762	388,709
	Evergreen International Storage & Transport Corp.	1,928,000	1,548,787
#	Evergreen Steel Corp.	153,000	228,529
	Everlight Chemical Industrial Corp.	1,768,606	949,657
#	Everlight Electronics Co. Ltd.	1,457,000	1,545,182
	Everspring Industry Co. Ltd.	522,000	179,008
	Excellence Opto, Inc.	72,000	45,537
#	Excelliance Mos Corp.	77,000	215,317
#	Excelsior Medical Co. Ltd.	378,219	723,576
#	EZconn Corp.	159,800	193,849
	Far Eastern Department Stores Ltd.	3,516,000	1,963,039
#	Far Eastern International Bank	8,313,246	2,730,708
#	Faraday Technology Corp.	63,000	275,901
#	Farglory F T Z Investment Holding Co. Ltd.	386,957	622,677
	Farglory Land Development Co. Ltd.	878,000	1,448,652

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Federal Corp.	1,212,238	$697,921
#	Feedback Technology Corp.	119,200	264,284
	Feng Hsin Steel Co. Ltd.	1,672,100	2,915,957
#	Firich Enterprises Co. Ltd.	194,325	151,046
	First Copper Technology Co. Ltd.	99,000	84,065
#	First Hi-Tec Enterprise Co. Ltd.	256,580	316,916
	First Hotel	713,350	306,335
#	First Insurance Co. Ltd.	900,179	392,227
*	First Steamship Co. Ltd.	2,334,612	578,664
#	FIT Holding Co. Ltd.	485,456	350,303
	Fitipower Integrated Technology, Inc.	82,000	263,126
	Fittech Co. Ltd.	107,000	261,244
	FLEXium Interconnect, Inc.	1,189,087	3,368,600
	Flytech Technology Co. Ltd.	369,309	724,433
#	FOCI Fiber Optic Communications, Inc.	213,000	143,863
	Force Mos Technology Ltd.	26,000	32,874
	Forcecon Tech Co. Ltd.	62,000	87,720
#	Forest Water Environment Engineering Co. Ltd.	168,132	146,961
#	Formosa Advanced Technologies Co. Ltd.	589,000	686,680
#	Formosa International Hotels Corp.	223,329	1,238,870
#	Formosa Laboratories, Inc.	363,089	531,654
	Formosa Oilseed Processing Co. Ltd.	222,567	375,373
	Formosa Optical Technology Co. Ltd.	137,000	240,088
	Formosa Taffeta Co. Ltd.	1,042,000	828,580
	Formosan Rubber Group, Inc.	869,952	533,967
	Formosan Union Chemical	1,117,733	703,434
#	Founding Construction & Development Co. Ltd.	663,623	353,678
#	Foxsemicon Integrated Technology, Inc.	248,027	1,279,999
	Franbo Lines Corp.	48,481	21,705
	Froch Enterprise Co. Ltd.	581,189	400,082
	FSP Technology, Inc.	560,427	641,770
	Fulgent Sun International Holding Co. Ltd.	436,748	1,845,538
	Fullerton Technology Co. Ltd.	391,600	217,315
#	Fulltech Fiber Glass Corp.	1,335,997	467,563
	Fusheng Precision Co. Ltd.	111,000	624,222
#	Fwusow Industry Co. Ltd.	752,138	455,419
#	G Shank Enterprise Co. Ltd.	588,281	797,797
#	Gallant Precision Machining Co. Ltd.	111,000	87,486
#	Gamania Digital Entertainment Co. Ltd.	416,000	692,454
# *	GCS Holdings, Inc.	299,000	323,008
#	GEM Services, Inc.	213,570	412,086
#	Gemtek Technology Corp.	1,413,219	1,143,064
	General Interface Solution Holding Ltd.	857,000	2,064,280
	General Plastic Industrial Co. Ltd.	275,357	236,115
#	Generalplus Technology, Inc.	195,000	269,760
#	GeneReach Biotechnology Corp.	47,300	74,497
#	Genesys Logic, Inc.	290,000	747,140
	Genius Electronic Optical Co. Ltd.	219,917	2,040,801
#	Genmont Biotech, Inc.	220,000	143,922
	Genovate Biotechnology Co. Ltd.	15,000	9,993
#	GeoVision, Inc.	251,096	258,249
	Getac Holdings Corp.	1,489,360	1,797,565
#	GFC Ltd.	229,600	459,458
# *	Giantplus Technology Co. Ltd.	1,008,900	344,996
*	Gigasolar Materials Corp.	62,400	185,476
*	Gigastorage Corp.	71,965	36,465
#	Global Brands Manufacture Ltd.	957,730	764,264
	Global Lighting Technologies, Inc.	284,000	482,725
	Global Mixed Mode Technology, Inc.	222,000	884,921

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Global PMX Co. Ltd.	179,000	$819,726
*	Globe Union Industrial Corp.	889,914	327,126
	Gloria Material Technology Corp.	1,197,547	1,053,509
#	Gold Circuit Electronics Ltd.	1,158,104	3,064,864
	Goldsun Building Materials Co. Ltd.	3,254,587	2,283,695
#	Good Will Instrument Co. Ltd.	238,869	188,810
#	Gordon Auto Body Parts	391,000	257,972
	Gourmet Master Co. Ltd.	311,000	944,072
#	Grand Fortune Securities Co. Ltd.	1,025,629	324,078
	Grand Ocean Retail Group Ltd.	304,000	125,367
#	Grand Pacific Petrochemical	3,510,000	1,892,120
#	Grand Process Technology Corp.	81,000	455,114
#	GrandTech CG Systems, Inc.	204,799	329,689
	Grape King Bio Ltd.	415,000	1,563,372
	Great China Metal Industry	605,000	454,107
	Great Taipei Gas Co. Ltd.	1,444,000	1,371,038
#	Great Tree Pharmacy Co. Ltd.	97,044	813,078
	Great Wall Enterprise Co. Ltd.	2,406,001	2,999,654
#	Greatek Electronics, Inc.	1,027,000	1,478,585
* ††	Green Energy Technology, Inc.	1,570,850	0
#	Green World FinTech Service Co. Ltd.	14,700	159,003
#	GTM Holdings Corp.	431,150	322,857
#	Hannstar Board Corp.	1,379,954	1,227,627
	HannStar Display Corp.	3,885,505	1,376,660
	HannsTouch Solution, Inc.	1,930,782	550,495
#	Hanpin Electron Co. Ltd.	248,000	215,498
#	Harvatek Corp.	562,949	269,973
	Heran Co. Ltd.	6,000	18,872
	Hey Song Corp.	1,478,750	1,496,037
#	Hi-Clearance, Inc.	98,964	423,805
#	Highlight Tech Corp.	321,281	445,476
	HIM International Music, Inc.	60,710	134,841
	Hiroca Holdings Ltd.	211,448	299,818
#	Hitron Technology, Inc.	472,557	361,820
	Hiyes International Co. Ltd.	16,700	29,858
	Ho Tung Chemical Corp.	3,178,684	791,055
	Hocheng Corp.	851,734	286,300
#	Hold-Key Electric Wire & Cable Co. Ltd.	164,726	72,434
	Holiday Entertainment Co. Ltd.	234,430	412,359
#	Holtek Semiconductor, Inc.	659,000	1,353,224
	Holy Stone Enterprise Co. Ltd.	514,910	1,392,652
*	Hong Pu Real Estate Development Co. Ltd.	756,185	515,919
#	Hong TAI Electric Industrial	887,000	399,476
	Hong YI Fiber Industry Co.	440,652	232,280
#	Horizon Securities Co. Ltd.	1,136,320	349,891
	Hota Industrial Manufacturing Co. Ltd.	36,299	83,957
#	Hotai Finance Co. Ltd.	291,000	848,565
*	Hotron Precision Electronic Industrial Co. Ltd.	43,994	46,305
#	Hsin Kuang Steel Co. Ltd.	382,000	404,186
#	Hsin Yung Chien Co. Ltd.	157,255	457,194
	Hsing TA Cement Co.	488,162	228,550
# *	HTC Corp.	1,916,000	2,988,428
#	Hu Lane Associate, Inc.	276,737	1,250,118
#	HUA ENG Wire & Cable Co. Ltd.	1,201,565	477,905
	Hua Yu Lien Development Co. Ltd.	63,000	104,471
	Huaku Development Co. Ltd.	869,816	2,323,321
	Huang Hsiang Construction Corp.	205,800	251,387
#	Hung Ching Development & Construction Co. Ltd.	598,000	383,459
	Hung Sheng Construction Ltd.	1,304,251	996,857

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Huxen Corp.	119,244	$168,065
#	Hwa Fong Rubber Industrial Co. Ltd.	823,812	357,664
	Hwacom Systems, Inc.	362,000	157,151
	Hycon Technology Corp.	16,000	26,985
	Ibase Technology, Inc.	213,206	439,292
#	IBF Financial Holdings Co. Ltd.	8,297,138	2,854,886
#	IC Plus Corp.	56,000	95,933
	Ichia Technologies, Inc.	869,000	480,351
#	I-Chiun Precision Industry Co. Ltd.	681,567	352,470
#	IEI Integration Corp.	466,832	765,749
	Inergy Technology, Inc.	11,000	20,962
	Infortrend Technology, Inc.	778,163	415,478
#	Info-Tek Corp.	236,000	390,920
#	Ingentec Corp.	48,410	248,697
#	Innodisk Corp.	263,447	1,347,149
#	Inpaq Technology Co. Ltd.	349,950	436,940
#	Insyde Software Corp.	97,000	223,068
#	Intai Technology Corp.	135,400	382,215
# *	Integrated Service Technology, Inc.	215,326	523,770
	IntelliEPI, Inc.	97,000	172,650
#	International CSRC Investment Holdings Co.	2,796,363	1,637,466
	International Games System Co. Ltd.	166,000	1,807,326
	Iron Force Industrial Co. Ltd.	155,393	341,674
#	I-Sheng Electric Wire & Cable Co. Ltd.	489,000	615,274
#	ITE Technology, Inc.	502,095	923,957
	ITEQ Corp.	839,040	1,421,973
* ††	J Touch Corp.	11,000	0
	Jarllytec Co. Ltd.	203,000	332,481
#	Jentech Precision Industrial Co. Ltd.	262,745	2,848,374
	Jess-Link Products Co. Ltd.	338,925	368,953
	Jia Wei Lifestyle, Inc.	30,000	39,260
#	Jih Lin Technology Co. Ltd.	213,000	397,501
	Jiin Yeeh Ding Enterprise Co. Ltd.	27,200	26,902
#	Jinan Acetate Chemical Co. Ltd.	64,564	218,826
*	Jinli Group Holdings Ltd.	258,681	77,633
	Johnson Health Tech Co. Ltd.	142,000	317,764
#	Jourdeness Group Ltd.	137,000	307,412
#	K Laser Technology, Inc.	586,000	328,367
	Kaimei Electronic Corp.	336,183	539,078
#	Kaori Heat Treatment Co. Ltd.	304,197	1,101,590
#	Kaulin Manufacturing Co. Ltd.	442,330	178,131
	Keding Enterprises Co. Ltd.	5,000	20,776
#	KEE TAI Properties Co. Ltd.	1,306,473	441,340
#	Kenda Rubber Industrial Co. Ltd.	1,785,845	1,691,026
#	Kenmec Mechanical Engineering Co. Ltd.	687,000	513,197
#	Kerry TJ Logistics Co. Ltd.	732,000	792,429
# *	Key Ware Electronics Co. Ltd.	302,194	92,130
#	Keystone Microtech Corp.	25,000	116,390
	Kindom Development Co. Ltd.	1,280,900	956,356
	King Chou Marine Technology Co. Ltd.	234,920	247,711
	King Slide Works Co. Ltd.	184,000	2,387,486
#	King Yuan Electronics Co. Ltd.	2,975,979	3,010,998
	King’s Town Bank Co. Ltd.	2,946,701	2,804,492
*	King’s Town Construction Co. Ltd.	333,074	352,548
#	Kinik Co.	318,000	1,001,417
#	Kinko Optical Co. Ltd.	541,103	384,748
	Kinpo Electronics	3,841,157	1,680,404
#	Kinsus Interconnect Technology Corp.	277,000	892,569
#	KMC Kuei Meng International, Inc.	205,253	887,803

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	KNH Enterprise Co. Ltd.	589,020	$277,651
	Ko Ja Cayman Co. Ltd.	13,000	20,438
#	KS Terminals, Inc.	421,482	895,357
	Kung Long Batteries Industrial Co. Ltd.	254,000	1,067,326
# *	Kung Sing Engineering Corp.	1,616,290	322,831
	Kuo Toong International Co. Ltd.	751,648	450,672
	Kuo Yang Construction Co. Ltd.	729,899	405,857
#	Kwong Fong Industries Corp.	352,691	109,330
	Kwong Lung Enterprise Co. Ltd.	304,000	567,045
	KYE Systems Corp.	772,672	228,578
	L&K Engineering Co. Ltd.	635,048	564,331
#	La Kaffa International Co. Ltd.	80,701	245,097
	LAN FA Textile	805,933	203,538
	Land Mark Optoelectronics Corp.	293,300	841,550
#	Lanner Electronics, Inc.	278,916	556,058
#	Laser Tek Taiwan Co. Ltd.	267,504	213,813
#	Laster Tech Corp. Ltd.	83,091	74,516
*	Leader Electronics, Inc.	290,000	83,305
#	Leadtrend Technology Corp.	101,652	177,635
#	Lealea Enterprise Co. Ltd.	2,401,892	773,782
	Ledlink Optics, Inc.	141,300	97,440
#	LEE CHI Enterprises Co. Ltd.	648,000	432,733
#	Lelon Electronics Corp.	317,327	475,746
#	Lemtech Holdings Co. Ltd.	108,055	240,395
*	Leofoo Development Co. Ltd.	93,278	45,699
# *	Li Cheng Enterprise Co. Ltd.	306,108	217,757
*	Li Peng Enterprise Co. Ltd.	1,735,897	416,695
#	Lian HWA Food Corp.	303,993	614,323
	Lida Holdings Ltd.	257,400	227,995
	Lien Hwa Industrial Holdings Corp.	105,150	151,616
	Lingsen Precision Industries Ltd.	1,273,506	507,502
	Lintes Technology Co. Ltd.	7,000	24,584
	Liton Technology Corp.	89,000	67,542
# *	Long Bon International Co. Ltd.	694,274	355,492
#	Longchen Paper & Packaging Co. Ltd.	2,538,054	1,167,091
#	Longwell Co.	347,000	560,884
	Lotes Co. Ltd.	1	24
#	Lotus Pharmaceutical Co. Ltd.	334,000	1,595,512
#	Lu Hai Holding Corp.	196,102	180,373
#	Lucky Cement Corp.	540,000	171,608
	Lumax International Corp. Ltd.	303,832	619,879
	Lung Yen Life Service Corp.	564,000	617,354
	Luxe Electric Co. Ltd.	23,540	11,946
#	M31 Technology Corp.	58,000	582,041
#	Macauto Industrial Co. Ltd.	189,000	335,128
	Machvision, Inc.	146,398	529,662
#	Macroblock, Inc.	69,000	195,757
	Makalot Industrial Co. Ltd.	617,481	3,823,632
#	Marketech International Corp.	227,000	685,610
#	Materials Analysis Technology, Inc.	179,041	761,817
#	Mayer Steel Pipe Corp.	538,567	360,180
	Maywufa Co. Ltd.	69,322	38,138
#	Mechema Chemicals International Corp.	194,000	570,061
*	Medigen Biotechnology Corp.	85,000	78,350
*	Medigen Vaccine Biologics Corp.	538,257	1,073,835
#	Meiloon Industrial Co.	332,730	171,088
	Mercuries & Associates Holding Ltd.	1,446,486	634,436
# *	Mercuries Life Insurance Co. Ltd.	6,034,083	1,025,031
	Merry Electronics Co. Ltd.	301,914	735,578

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Mildef Crete, Inc.	193,000	$240,974
#	MIN AIK Technology Co. Ltd.	491,452	244,881
#	Mirle Automation Corp.	602,098	672,531
	Mitac Holdings Corp.	3,232,918	2,713,208
#	Mobiletron Electronics Co. Ltd.	203,800	297,985
	MOSA Industrial Corp.	151,000	109,522
#	MPI Corp.	298,000	780,781
#	Nak Sealing Technologies Corp.	188,954	614,327
#	Namchow Holdings Co. Ltd.	581,000	780,516
# *	Nan Kang Rubber Tire Co. Ltd.	201,952	213,720
	Nan Liu Enterprise Co. Ltd.	123,000	267,078
	Nan Pao Resins Chemical Co. Ltd.	13,000	51,757
# *	Nan Ren Lake Leisure Amusement Co. Ltd.	576,317	197,388
#	Nang Kuang Pharmaceutical Co. Ltd.	226,000	234,218
	Nantex Industry Co. Ltd.	944,606	991,281
# *	National Aerospace Fasteners Corp.	89,000	162,359
#	National Petroleum Co. Ltd.	227,824	355,573
#	Netronix, Inc.	224,000	387,128
	New Best Wire Industrial Co. Ltd.	195,600	218,258
*	New Era Electronics Co. Ltd.	210,000	96,684
# *	Newmax Technology Co. Ltd.	148,000	128,097
#	Nexcom International Co. Ltd.	477,094	382,134
	Nichidenbo Corp.	656,417	967,280
	Nidec Chaun-Choung Technology Corp.	116,000	361,226
#	Nien Hsing Textile Co. Ltd.	458,345	300,289
#	Niko Semiconductor Co. Ltd.	190,000	270,288
#	Nishoku Technology, Inc.	132,400	354,367
	Nova Technology Corp.	84,000	212,923
	O-Bank Co. Ltd.	2,505,071	616,110
#	Ocean Plastics Co. Ltd.	764,200	780,718
	OFCO Industrial Corp.	38,000	23,775
	OK Biotech Co. Ltd.	182,527	126,523
	Orient Europharma Co. Ltd.	139,000	151,177
	Orient Semiconductor Electronics Ltd.	1,061,599	531,956
	Oriental Union Chemical Corp.	2,033,267	1,063,546
#	O-TA Precision Industry Co. Ltd.	222,227	630,626
	Pacific Construction Co.	1,300,921	360,986
#	Pacific Hospital Supply Co. Ltd.	255,209	518,585
#	Paiho Shih Holdings Corp.	458,365	358,229
#	Pan Jit International, Inc.	1,042,486	1,772,860
#	Pan-International Industrial Corp.	1,409,747	1,387,968
#	Panion & BF Biotech, Inc.	203,449	947,404
	Paragon Technologies Co. Ltd.	163,246	100,197
#	Parpro Corp.	208,000	138,689
	PChome Online, Inc.	366,000	569,133
#	PCL Technologies, Inc.	176,810	485,177
#	P-Duke Technology Co. Ltd.	214,633	535,634
#	Pegavision Corp.	104,000	907,949
* ††	Pharmally International Holding Co. Ltd.	441,605	0
*	Phihong Technology Co. Ltd.	1	1
#	Phoenix Silicon International Corp.	250,160	384,749
*	Phytohealth Corp.	161,000	86,550
#	Pixart Imaging, Inc.	517,150	1,292,497
	Planet Technology Corp.	160,000	369,660
#	Plastron Precision Co. Ltd.	523,460	191,451
	Plotech Co. Ltd.	343,800	209,371
#	Polytronics Technology Corp.	262,124	428,018
#	Posiflex Technology, Inc.	70,457	250,476
#	Power Wind Health Industry, Inc.	119,314	430,766

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Poya International Co. Ltd.	151,409	$1,924,413
	President Securities Corp.	2,818,193	1,279,263
	Primax Electronics Ltd.	1,312,000	2,197,944
#	Prince Housing & Development Corp.	3,787,644	1,209,741
#	Pro Hawk Corp.	87,000	419,636
* ††	Prodisc Technology, Inc.	1,707,199	0
#	Promate Electronic Co. Ltd.	622,000	678,696
#	Prosperity Dielectrics Co. Ltd.	366,559	351,910
	Qisda Corp.	3,422,900	2,601,959
	QST International Corp.	237,600	423,389
#	Qualipoly Chemical Corp.	308,048	302,503
#	Quang Viet Enterprise Co. Ltd.	154,000	595,653
#	Quanta Storage, Inc.	725,000	848,919
#	Quintain Steel Co. Ltd.	845,692	315,485
	Radiant Opto-Electronics Corp.	1,022,000	3,113,899
	Radium Life Tech Co. Ltd.	2,412,242	678,507
#	Rafael Microelectronics, Inc.	111,821	407,687
# *	RDC Semiconductor Co. Ltd.	138,000	595,141
	Rechi Precision Co. Ltd.	1,229,181	603,663
#	Rexon Industrial Corp. Ltd.	418,000	365,142
	Rich Development Co. Ltd.	2,360,036	598,743
*	Ritek Corp.	2,460,867	534,266
*	Roo Hsing Co. Ltd.	1,926,000	174,534
#	Ruentex Engineering & Construction Co.	206,540	572,804
	Ruentex Industries Ltd.	557,395	952,178
#	Run Long Construction Co. Ltd.	58,650	115,202
	Sakura Development Co. Ltd.	16,000	15,619
	Sampo Corp.	1,267,861	923,719
#	San Fang Chemical Industry Co. Ltd.	805,647	499,736
#	San Far Property Ltd.	626,510	224,408
#	San Shing Fastech Corp.	445,875	730,237
	Sanitar Co. Ltd.	212,000	232,719
	Sanyang Motor Co. Ltd.	1,623,628	1,826,643
	Savior Lifetec Corp.	183,000	91,606
# *	SCI Pharmtech, Inc.	186,474	499,527
#	Scientech Corp.	230,000	444,923
	ScinoPharm Taiwan Ltd.	262,000	193,258
#	SDI Corp.	427,000	1,177,255
	Sea Sonic Electronics Co. Ltd.	87,000	123,744
#	Senao International Co. Ltd.	335,541	309,418
#	Senao Networks, Inc.	106,000	593,211
#	Sensortek Technology Corp.	59,000	359,738
	Sercomm Corp.	818,000	1,911,715
#	Sesoda Corp.	616,803	766,851
	Shane Global Holding, Inc.	6,000	12,767
#	Shan-Loong Transportation Co. Ltd.	291,000	294,293
	Sharehope Medicine Co. Ltd.	294,572	268,452
#	Sheng Yu Steel Co. Ltd.	470,980	339,741
#	ShenMao Technology, Inc.	355,891	410,707
	Shieh Yih Machinery Industry Co. Ltd.	166,000	52,762
	Shih Her Technologies, Inc.	173,000	271,170
	Shih Wei Navigation Co. Ltd.	844,607	598,555
#	Shihlin Electric & Engineering Corp.	1,406,000	2,382,492
	Shin Foong Specialty & Applied Materials Co. Ltd.	28,000	44,580
	Shin Hai Gas Corp.	1,245	1,988
	Shin Hsiung Natural Gas Co. Ltd.	28,850	57,808
	Shin Ruenn Development Co. Ltd.	32,000	26,004
	Shin Zu Shing Co. Ltd.	618,943	1,493,812
	Shinih Enterprise Co. Ltd.	71,000	44,940

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Shining Building Business Co. Ltd.	1,570,814	$441,751
#	Shinkong Insurance Co. Ltd.	695,131	949,749
#	Shinkong Synthetic Fibers Corp.	4,285,395	2,144,528
	Shinkong Textile Co. Ltd.	788,542	934,223
#	Shiny Chemical Industrial Co. Ltd.	413,467	1,286,291
	ShunSin Technology Holding Ltd.	42,000	103,034
# *	Shuttle, Inc.	1,355,152	475,695
#	Sigurd Microelectronics Corp.	1,496,907	2,154,652
	Silicon Optronics, Inc.	18,000	38,234
	Sinbon Electronics Co. Ltd.	503,813	3,912,409
	Sincere Navigation Corp.	1,154,139	630,006
	Singatron Enterprise Co. Ltd.	55,000	33,907
	Single Well Industrial Corp.	79,224	60,220
#	Sinher Technology, Inc.	213,000	234,106
#	Sinmag Equipment Corp.	169,056	432,043
#	Sinon Corp.	1,362,510	1,496,657
#	Sinopower Semiconductor, Inc.	35,000	103,309
#	Sinphar Pharmaceutical Co. Ltd.	223,938	193,761
	Sinyi Realty, Inc.	854,660	743,232
	Sirtec International Co. Ltd.	325,600	195,338
#	Sitronix Technology Corp.	362,879	1,856,686
#	Siward Crystal Technology Co. Ltd.	530,000	480,833
	Soft-World International Corp.	262,000	581,809
#	Solar Applied Materials Technology Corp.	1,574,372	1,350,114
#	Solomon Technology Corp.	420,000	291,564
#	Solteam, Inc.	219,034	273,283
#	Sonix Technology Co. Ltd.	591,000	840,275
#	Southeast Cement Co. Ltd.	579,700	318,969
	Speed Tech Corp.	394,000	611,661
#	Spirox Corp.	298,824	239,752
	Sporton International, Inc.	252,601	1,581,101
	Sports Gear Co. Ltd.	46,000	99,849
	St Shine Optical Co. Ltd.	179,000	1,170,542
#	Standard Chemical & Pharmaceutical Co. Ltd.	353,571	488,717
	Standard Foods Corp.	485,000	581,250
#	Stark Technology, Inc.	377,688	901,788
	Sun Race Sturmey-Archer, Inc.	37,000	50,687
*	Sun Yad Construction Co. Ltd.	193,725	74,028
#	Sunjuice Holdings Co. Ltd.	16,000	100,256
*	Sunko INK Co. Ltd.	483,400	197,284
	SunMax Biotechnology Co. Ltd.	94,000	398,268
	Sunny Friend Environmental Technology Co. Ltd.	225,000	938,536
	Sunonwealth Electric Machine Industry Co. Ltd.	664,487	826,857
	Sunplus Innovation Technology, Inc.	19,000	35,233
#	Sunplus Technology Co. Ltd.	1,763,000	1,226,546
	Sunrex Technology Corp.	298,612	333,350
#	Sunspring Metal Corp.	391,069	250,303
#	Supreme Electronics Co. Ltd.	1,558,602	1,599,721
#	Swancor Holding Co. Ltd.	100,000	276,046
#	Sweeten Real Estate Development Co. Ltd.	687,465	506,767
#	Symtek Automation Asia Co. Ltd.	206,069	482,771
	Syncmold Enterprise Corp.	401,750	735,271
	Syngen Biotech Co. Ltd.	17,000	72,157
	Synmosa Biopharma Corp.	969,632	978,232
*	Sysgration	62,000	69,830
	Systex Corp.	556,388	1,142,154
	T3EX Global Holdings Corp.	31,000	58,206
	TA Chen Stainless Pipe	4,850,504	5,667,713
#	Ta Liang Technology Co. Ltd.	171,000	215,642

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Ta Ya Electric Wire & Cable	2,617,007	$1,339,110
#	Ta Yih Industrial Co. Ltd.	106,000	112,477
	Tah Hsin Industrial Corp.	221,092	443,242
	TAI Roun Products Co. Ltd.	201,000	87,736
#	TA-I Technology Co. Ltd.	397,788	509,540
# *	Tai Tung Communication Co. Ltd.	391,267	166,396
	Taichung Commercial Bank Co. Ltd.	15,973,893	6,212,649
#	TaiDoc Technology Corp.	192,470	1,014,382
#	Taiflex Scientific Co. Ltd.	667,340	831,396
#	Taimide Tech, Inc.	385,262	363,073
#	Tainan Enterprises Co. Ltd.	263,370	148,968
#	Tainan Spinning Co. Ltd.	4,077,044	2,044,352
#	Tai-Saw Technology Co. Ltd.	235,120	173,863
	TaiSol Electronics Co. Ltd.	75,000	71,423
#	Taisun Enterprise Co. Ltd.	714,648	862,868
#	Taita Chemical Co. Ltd.	948,828	584,665
	TAI-TECH Advanced Electronics Co. Ltd.	45,000	102,586
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	427,113	443,680
	Taiwan Cogeneration Corp.	1,440,566	1,307,062
	Taiwan FamilyMart Co. Ltd.	16,000	91,839
	Taiwan Fertilizer Co. Ltd.	229,000	371,278
	Taiwan Fire & Marine Insurance Co. Ltd.	961,338	590,479
	Taiwan FU Hsing Industrial Co. Ltd.	620,000	770,186
	Taiwan Glass Industry Corp.	65,000	41,057
	Taiwan Hon Chuan Enterprise Co. Ltd.	885,468	2,288,316
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	590,120	632,313
* ††	Taiwan Kolin Co. Ltd.	1,356,000	0
††	Taiwan Land Development Corp.	2,845,991	177,529
#	Taiwan Line Tek Electronic	144,185	108,982
	Taiwan Navigation Co. Ltd.	730,777	525,570
	Taiwan Paiho Ltd.	930,287	1,405,525
	Taiwan PCB Techvest Co. Ltd.	995,238	1,005,480
	Taiwan Sakura Corp.	723,803	1,314,305
	Taiwan Sanyo Electric Co. Ltd.	417,400	457,094
	Taiwan Secom Co. Ltd.	248,000	710,495
#	Taiwan Semiconductor Co. Ltd.	816,000	1,893,011
#	Taiwan Shin Kong Security Co. Ltd.	1,307,577	1,567,701
	Taiwan Steel Union Co. Ltd.	18,000	49,188
#	Taiwan Styrene Monomer	1,843,209	705,747
	Taiwan Surface Mounting Technology Corp.	882,388	2,231,415
	Taiwan Taxi Co. Ltd.	81,888	199,396
# *	Taiwan TEA Corp.	1,930,897	1,229,758
#	Taiwan Union Technology Corp.	893,000	1,212,407
#	Taiwan-Asia Semiconductor Corp.	1,097,804	1,073,802
	Taiyen Biotech Co. Ltd.	383,883	357,171
	TCI Co. Ltd.	305,746	1,018,356
	Te Chang Construction Co. Ltd.	258,206	238,319
	Team Group, Inc.	162,400	153,754
#	Tehmag Foods Corp.	116,380	880,582
#	Ten Ren Tea Co. Ltd.	140,980	140,307
	Tera Autotech Corp.	91,885	50,155
	Test Research, Inc.	562,820	1,048,477
#	Test Rite International Co. Ltd.	1,117,495	699,713
	Tex-Ray Industrial Co. Ltd.	311,000	110,012
	Thermaltake Technology Co. Ltd.	35,000	23,260
#	Thinking Electronic Industrial Co. Ltd.	269,204	979,107
#	Thye Ming Industrial Co. Ltd.	391,135	419,877
#	Ting Sin Co. Ltd.	158,324	67,389
	Ton Yi Industrial Corp.	2,548,644	1,310,026

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Tong Hsing Electronic Industries Ltd.	332,976	$1,780,291
	Tong Yang Industry Co. Ltd.	1,236,741	1,730,611
#	Tong-Tai Machine & Tool Co. Ltd.	769,892	317,476
	Top Union Electronics Corp.	68,000	48,538
*	TOPBI International Holdings Ltd.	289,096	86,121
	Topco Scientific Co. Ltd.	563,087	2,605,688
#	Topco Technologies Corp.	182,720	396,719
	Topkey Corp.	235,000	1,255,433
#	Topoint Technology Co. Ltd.	428,898	377,127
#	Toung Loong Textile Manufacturing	353,940	290,705
#	TPK Holding Co. Ltd.	1,347,000	1,188,898
#	Trade-Van Information Services Co.	255,000	431,258
	Transart Graphics Co. Ltd.	18,000	30,756
	Transcend Information, Inc.	731,000	1,459,457
	Transcom, Inc.	53,000	204,667
*	TrueLight Corp.	37,000	24,113
#	Tsang Yow Industrial Co. Ltd.	239,000	167,839
	Tsann Kuen Enterprise Co. Ltd.	206,059	266,837
	TSC Auto ID Technology Co. Ltd.	98,470	570,815
	TSRC Corp.	1,921,200	1,574,160
	Ttet Union Corp.	153,000	688,025
	TTFB Co. Ltd.	47,340	272,272
#	TTY Biopharm Co. Ltd.	815,979	1,895,358
#	Tung Ho Steel Enterprise Corp.	1,665,630	2,548,962
#	Tung Thih Electronic Co. Ltd.	232,000	961,808
	Turvo International Co. Ltd.	131,922	370,382
#	TXC Corp.	1,004,053	2,369,719
#	TYC Brother Industrial Co. Ltd.	848,980	660,286
*	Tycoons Group Enterprise	1,695,767	420,069
#	Tyntek Corp.	1,029,039	483,822
	UDE Corp.	251,000	229,975
	U-Ming Marine Transport Corp.	1,101,000	1,199,224
#	Unictron Technologies Corp.	23,000	48,474
#	Union Bank Of Taiwan	7,686,772	3,607,709
	Unitech Computer Co. Ltd.	341,804	310,049
*	Unitech Printed Circuit Board Corp.	2,033,648	1,100,681
	United Integrated Services Co. Ltd.	576,951	2,589,286
*	United Orthopedic Corp.	312,935	300,838
	United Radiant Technology	366,000	179,801
#	United Recommend International Co. Ltd.	56,350	111,409
*	United Renewable Energy Co. Ltd.	2,484,437	1,614,924
††	Unity Opto Technology Co. Ltd.	2,760,500	66,180
	Univacco Technology, Inc.	32,000	24,354
	Universal Cement Corp.	1,620,433	1,005,002
#	Universal Vision Biotechnology Co. Ltd.	109,200	835,198
	Unizyx Holding Corp.	979,225	777,883
	UPC Technology Corp.	2,827,124	1,068,323
#	Userjoy Technology Co. Ltd.	195,587	419,668
	USI Corp.	2,894,156	1,814,779
*	Usun Technology Co. Ltd.	209,200	162,853
#	Utechzone Co. Ltd.	189,000	444,590
	UVAT Technology Co. Ltd.	55,000	92,660
	Ve Wong Corp.	556,696	561,629
#	Ventec International Group Co. Ltd.	223,000	409,706
#	VIA Labs, Inc.	50,000	261,836
*	Victory New Materials Ltd. Co.	327,832	100,432
	Viking Tech Corp.	118,000	145,714
	Visual Photonics Epitaxy Co. Ltd.	522,772	933,345
#	Vivotek, Inc.	136,704	567,246

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Wafer Works Corp.	1,548,251	$1,909,749
#	Waffer Technology Corp.	319,513	306,244
	Wah Hong Industrial Corp.	144,021	129,373
	Wah Lee Industrial Corp.	603,300	1,500,721
	Walsin Technology Corp.	289,000	705,406
#	Walton Advanced Engineering, Inc.	1,110,197	370,843
	WAN HWA Enterprise Co.	401,238	148,690
	We & Win Development Co. Ltd.	161,000	34,371
	We&Win Diversification Co. Ltd.	95,000	34,603
	WEI Chih Steel Industrial Co. Ltd.	26,000	17,564
	Wei Chuan Foods Corp.	1,258,000	711,737
* ††	Wei Mon Industry Co. Ltd.	3,075,282	0
	Weikeng Industrial Co. Ltd.	1,320,459	1,050,889
	Well Shin Technology Co. Ltd.	319,000	444,488
#	WELLELL, Inc.	220,500	158,547
# *	Wha Yu Industrial Co. Ltd.	328,000	154,042
	Wholetech System Hitech Ltd.	207,000	255,957
	Winmate, Inc.	140,000	349,141
#	Winstek Semiconductor Co. Ltd.	234,000	294,733
††	Wintek Corp.	5,447,000	57,999
#	WinWay Technology Co. Ltd.	48,000	456,093
	Wisdom Marine Lines Co. Ltd.	1,396,241	2,258,206
	Wistron Information Technology & Services Corp.	32,000	76,197
	Wistron NeWeb Corp.	960,155	2,489,490
# *	Wowprime Corp.	225,000	870,866
	WT Microelectronics Co. Ltd.	1,225,450	2,213,380
	WUS Printed Circuit Co. Ltd.	599,737	421,397
	XAC Automation Corp.	302,000	195,505
#	XinTec, Inc.	318,000	941,478
	X-Legend Entertainment Co. Ltd.	81,000	102,437
* ††	XPEC Entertainment, Inc.	192,135	0
#	Xxentria Technology Materials Corp.	487,207	856,610
	Yankey Engineering Co. Ltd.	2,000	9,759
#	YC INOX Co. Ltd.	1,267,609	994,666
	YCC Parts Manufacturing Co. Ltd.	79,000	88,404
#	Yea Shin International Development Co. Ltd.	675,103	462,851
#	Yem Chio Co. Ltd.	1,684,518	675,912
#	Yeong Guan Energy Technology Group Co. Ltd.	279,987	430,925
#	YFC-Boneagle Electric Co. Ltd.	374,687	282,068
#	YFY, Inc.	1,071,212	847,897
#	Yi Jinn Industrial Co. Ltd.	669,284	377,591
	Yi Shin Textile Industrial Co. Ltd.	28,000	28,953
#	Yieh Phui Enterprise Co. Ltd.	3,414,651	1,509,700
#	Yonyu Plastics Co. Ltd.	279,600	286,927
	Young Fast Optoelectronics Co. Ltd.	335,872	265,165
#	Youngtek Electronics Corp.	415,666	727,479
#	Yuanta Futures Co. Ltd.	342,827	497,903
	Yuen Chang Stainless Steel Co. Ltd.	60,000	35,736
	Yuen Foong Yu Consumer Products Co. Ltd.	140,000	151,464
	Yulon Finance Corp.	69,498	293,620
	Yulon Motor Co. Ltd.	1,697,056	2,397,365
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	250,869	542,535
#	Yungshin Construction & Development Co. Ltd.	377,000	699,991
	YungShin Global Holding Corp.	758,015	914,467
	Yusin Holding Corp.	25,721	80,496
	Zeng Hsing Industrial Co. Ltd.	210,107	700,436
#	Zenitron Corp.	654,000	520,816
#	Zero One Technology Co. Ltd.	522,226	622,532
*	Zhong Yang Technology Co. Ltd.	7,819	8,601

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Zig Sheng Industrial Co. Ltd.	1,265,732	$376,382
	ZillTek Technology Corp.	19,000	105,189
# *	Zinwell Corp.	1,080,586	553,795
#	Zippy Technology Corp.	409,948	481,479
#	ZongTai Real Estate Development Co. Ltd.	594,686	542,176

TOTAL TAIWAN			560,730,507

THAILAND — (2.6%)
	AAPICO Hitech PCL, NVDR	44,370	35,265
	AAPICO Hitech PCL	827,632	657,800
	Absolute Clean Energy PCL	5,527,500	397,934
	Advanced Information Technology PCL	4,845,200	789,286
	AEON Thana Sinsap Thailand PCL	186,900	802,894
*	After You PCL	945,700	278,293
	AgriPure Holdings PLC	342,400	45,431
*	AgriPure Holdings PLC	26,750	0
	AI Energy PCL	150,750	12,754
	AJ Plast PCL	662,588	215,872
	Allianz Ayudhya Capital PCL	195,200	217,972
*	Alpha Divisions PCL, Class F	426,400	16,917
	Alucon PCL	2,200	10,694
	Amanah Leasing PCL	1,775,700	192,220
	Amata Corp. PCL	3,064,910	1,570,303
*	Ananda Development PCL	6,937,600	260,661
	AP Thailand PCL	9,322,416	2,400,412
*	Aqua Corp. PCL	1,423,200	24,680
	Asia Plus Group Holdings PCL	7,988,300	629,661
	Asia Sermkij Leasing PCL, NVDR	1,358,800	1,160,300
	Asian Insulators PCL	1,590,850	261,240
	Asian Sea Corp. PCL, Class F	740,500	338,536
	Asiasoft Corp. PCL	673,200	293,618
	Bangchak Corp. PCL	71,100	56,977
*	Bangkok Airways PCL	2,794,300	991,147
	Bangkok Insurance PCL	198,381	1,438,601
	Bangkok Land PCL	49,104,170	1,303,080
*	Bangkok Ranch PCL	1,634,700	120,262
* ††	Bangkok Rubber Pub Co.	14,600	0
	BCPG PCL	2,883,700	723,577
	BEC World PCL	2,062,348	522,902
*	Better World Green PCL	14,328,300	271,056
	BG Container Glass PCL	596,800	155,237
*	Bound & Beyond PCL	74,300	23,621
	Business Online PCL	436,400	119,247
	Cal-Comp Electronics Thailand PCL, Class F	12,497,033	722,372
	CH Karnchang PCL	3,802,500	2,317,867
	Charoong Thai Wire & Cable PCL, Class F	726,000	113,116
	Chayo Group PCL	122,200	26,167
	Chularat Hospital PCL, Class F	20,613,400	1,917,274
	CIMB Thai Bank PCL	7,467,800	164,817
	CK Power PCL	3,910,700	507,590
	Communication & System Solution PCL	1,235,900	48,709
*	Country Group Development PCL	14,802,500	178,906
*	Country Group Holdings PCL, Class F	3,458,000	62,691
	Demco PCL	607,800	69,946
	Dhipaya Group Holdings PCL	2,171,100	3,094,645
	Diamond Building Products PCL	166,700	33,725
	Do Day Dream PCL	340,400	149,361
	Dynasty Ceramic PCL	15,131,880	1,073,465
*	E for L Aim PCL	1,528,730	17,673

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Earth Tech Environment PCL	323,000	$27,497
	Eastern Polymer Group PCL, Class F	3,322,300	890,369
	Eastern Power Group PCL	1,420,408	161,223
	Eastern Water Resources Development & Management PCL, Class F	2,421,400	324,465
	Ekachai Medical Care PCL	964,704	196,439
	Esso Thailand PCL	1,059,600	403,684
	Exotic Food PCL, Class F	382,700	121,668
	Forth Corp. PCL	603,600	840,536
	Forth Smart Service PCL	844,800	426,173
	Fortune Parts Industry PCL, Class F	230,000	23,085
	GFPT PCL	1,928,200	744,733
	Global Green Chemicals PCL, Class F	1,314,600	490,471
* ††	Group Lease PCL, NVDR	1,644,700	5,268
	Haad Thip PCL	285,700	213,937
	Hana Microelectronics PCL	1,320,100	1,205,294
	Humanica PCL	250,600	72,428
	Hwa Fong Rubber Thailand PCL	407,600	69,611
	I&I Group PCL	21,100	24,116
	ICC International PCL	204,600	167,991
	Ichitan Group PCL	1,493,100	415,840
	Index Livingmall PCL	395,300	180,720
	Infraset PCL	164,200	15,704
	Interlink Communication PCL	794,300	161,740
*	Interlink Telecom PCL	2,587,600	270,590
	Internet Thailand PCL	795,400	114,942
*	Interpharma PCL	20,800	8,908
	IT City PCL	152,900	20,689
*	Italian-Thai Development PCL	17,231,827	873,816
* ††	ITV PLC	2,785,600	0
	JAS Asset PCL, Class F	208,000	21,969
*	Jasmine International PCL	11,956,600	760,246
*	JKN Global Media PCL	638,200	84,680
	Jubilee Enterprise PCL	341,300	260,055
	JWD Infologistics PCL	1,363,500	698,588
	Kang Yong Electric PCL	6,000	50,447
	Karmarts PCL	1,756,900	283,892
	KGI Securities Thailand PCL	403,100	51,261
	Khon Kaen Sugar Industry PCL	6,254,237	611,292
	Ladprao General Hospital PCL, Class F	60,100	9,080
	Lalin Property PCL	495,500	117,170
	Lam Soon Thailand PCL	1,074,700	141,185
	Lanna Resources PCL	609,350	296,190
	Lee Feed Mill PCL	67,000	4,260
	LH Financial Group PCL	27,752,539	802,096
	Loxley PCL	6,581,976	380,461
	LPN Development PCL	4,234,002	460,556
*	Master Ad PCL	3,883,000	54,072
	MBK PCL	3,877,954	1,915,542
	MC Group PCL	783,000	204,699
*	MCOT PCL	658,800	82,047
	MCS Steel PCL	1,579,400	385,928
*	MDX PCL	108,900	13,105
	Mega Lifesciences PCL	618,200	718,743
	Millcon Steel PCL	5,433,354	114,206
	Modernform Group PCL	2,003,800	176,899
*	Mono Next PCL	1,413,700	53,859
	Muang Thai Insurance PCL	61,288	202,093
	Namyong Terminal PCL	1,737,000	167,037
	Nava Nakorn PCL	178,700	9,672

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Nawarat Patanakarn PCL	2,977,100	$61,013
	Netbay PCL	393,700	307,740
	Noble Development PCL	2,319,300	277,877
	Nonthavej Hospital PCL	3,300	3,316
	Northeast Rubber PCL	3,149,300	479,925
	NR Instant Produce PCL	71,400	12,100
*	Nusasiri PCL	390,800	10,473
	Origin Property PCL, Class F	2,597,250	696,058
	Pacific Pipe PCL	192,400	19,007
	PCS Machine Group Holding PCL	1,196,800	155,968
*	Plan B Media PCL, Class F	7,247,656	1,342,511
*	Platinum Group PCL, Class F	3,236,300	278,903
	Polyplex Thailand PCL	1,023,050	634,366
*	Power Solution Technologies PCL, Class F	5,710,720	256,577
	Praram 9 Hospital PCL	91,700	43,368
	Precious Shipping PCL	2,314,600	796,670
	Premier Marketing PCL	1,413,900	360,348
	Prima Marine PCL	4,139,800	701,569
*	Principal Capital PCL	1,537,400	246,404
	Property Perfect PCL	30,025,746	307,673
	Pruksa Holding PCL	2,868,300	904,351
	PTG Energy PCL	3,087,900	1,127,741
	Pylon PCL	1,089,900	121,991
	Quality Houses PCL	28,415,326	1,612,641
	R&B Food Supply PCL	345,300	99,798
*	Raimon Land PCL	9,678,200	180,544
	Rajthanee Hospital PCL	519,100	470,545
	Ratchaphruek Hospital PCL, Class F	146,400	23,464
	Ratchthani Leasing PCL	7,384,755	869,251
	Regional Container Lines PCL	1,066,200	742,362
	Rojana Industrial Park PCL	3,049,854	464,770
	RPCG Pcl	1,542,900	41,755
	RS PCL	1,949,000	803,975
	S 11 Group PCL	1,380,900	179,234
*	S Hotels & Resorts PCL	3,052,300	296,729
	S Kijchai Enterprise PCL, Class F	168,900	22,411
	Sabina PCL	845,800	555,570
	Saha Pathana Inter-Holding PCL	699,100	1,276,601
	Sahakol Equipment PCL	2,553,800	125,476
	Sahamitr Pressure Container PCL	728,400	283,245
	Saha-Union PCL	753,300	569,032
*	Samart Corp. PCL	2,445,500	366,247
	Samart Telcoms PCL	721,200	131,696
	Sansiri PCL	47,003,710	1,617,837
	Sappe PCL	437,900	465,973
	SC Asset Corp. PCL	6,201,215	612,627
	SCG Ceramics PCL	2,696,100	145,927
*	SEAFCO PCL	2,160,702	195,292
*	Seafresh Industry PCL	227,200	18,506
	Sena Development PCL	2,107,633	225,936
*	SENA J Property PCL	835,300	27,434
	Sermsang Power Corp. Co. Ltd.	1,717,188	446,667
*	Siam Wellness Group PCL, Class F	80,500	24,535
	Siamgas & Petrochemicals PCL	2,078,300	567,901
	Siamrajathanee PCL	489,480	124,749
	Sikarin PCL, Class F	65,000	24,422
*	Simat Technologies PCL	1,166,200	72,926
*	Singha Estate PCL	11,739,354	558,282
	Sino-Thai Engineering & Construction PCL	3,693,013	1,135,267

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	SiS Distribution Thailand PCL	36,100	$24,661
	SISB PCL	111,800	56,399
*	SKY ICT PCL, Class F	163,400	43,362
	SNC Former PCL	651,700	280,817
	Somboon Advance Technology PCL	935,137	523,343
	Southern Concrete Pile PCL	115,700	15,656
	SPCG PCL	1,937,400	697,383
	Sri Trang Agro-Industry PCL	2,624,200	1,323,821
	Sri Trang Gloves Thailand PCL	76,700	22,369
	Sriracha Construction PCL	59,800	16,969
	Srisawad Capital 1969 PCL	378,400	258,497
	Srithai Superware PCL	4,677,700	202,790
	Srivichai Vejvivat PCL	997,700	237,236
	Starflex PCL	849,700	74,120
	Stars Microelectronics Thailand PCL	1,023,800	124,814
*	STP & I PCL	4,616,764	557,990
	Supalai PCL	4,018,991	2,217,520
	Super Energy Corp. PCL	57,070,391	1,049,639
	Susco PCL	1,626,100	196,533
	SVI PCL	951,200	202,436
	Synnex Thailand PCL	681,540	273,977
	Syntec Construction PCL	4,670,200	192,649
	TAC Consumer PCL, Class F	1,430,100	259,267
	Taokaenoi Food & Marketing PCL, Class F	2,024,080	372,269
	Tata Steel Thailand PCL	1,198,700	31,810
	Thai Nakarin Hospital PCL	348,500	334,216
*	Thai Reinsurance PCL	8,213,800	233,077
	Thai Rubber Latex Group PCL	1,217,800	69,113
	Thai Solar Energy PCL, Class F	3,485,274	194,135
	Thai Stanley Electric PCL, Class F	141,000	674,251
	Thai Vegetable Oil PCL	1,901,982	1,424,238
	Thai Wacoal PCL	78,000	69,679
	Thai Wah PCL, Class F	1,671,200	237,112
	Thaicom PCL	1,633,800	493,660
	Thaifoods Group PCL, Class F	3,785,600	556,998
	Thaire Life Assurance PCL, Class F	1,525,800	188,420
	Thaivivat Insurance PCL	151,400	68,818
	Thanachart Capital PCL	892,800	938,308
	Thitikorn PCL	694,300	163,268
	Thoresen Thai Agencies PCL	4,069,454	801,916
	Tipco Asphalt PCL	2,277,200	1,023,125
	TIPCO Foods PCL	1,106,482	255,834
	TKS Technologies PCL	834,515	236,804
	TMT Steel PCL	964,000	193,762
	Tong Hua Holding PCL	216,000	23,155
	TPC Power Holding PCL, Class F	841,800	168,095
	TPI Polene PCL	23,075,800	1,073,152
	TPI Polene Power PCL	9,540,200	842,225
	TQM Alpha PCL	801,300	789,510
	Triple i Logistics PCL	83,300	28,015
*	Triton Holding PCL	8,152,600	40,699
*	TTCL PCL	824,440	93,578
	TTW PCL	2,977,700	680,662
*	U City PLC, Class F	12,358,389	522,780
	Union Auction PCL	825,400	216,868
*	Unique Engineering & Construction PCL	2,628,670	309,418
	United Paper PCL	1,036,800	449,480
*	United Power of Asia PCL, Class F	10,276,434	62,101
	Univanich Palm Oil PCL	2,156,800	402,346

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Univentures PCL	1,488,000	$117,288
	Vanachai Group PCL	1,592,659	244,799
	Vinythai PCL	12,200	12,468
	WHA Utilities & Power PCL	4,811,700	515,810
	WICE Logistics PCL	1,010,900	294,824
	Workpoint Entertainment PCL	799,040	379,995
	YGGDRAZIL Group PCL	49,500	10,470
*	Ziga Innovation PCL	797,100	93,407

TOTAL THAILAND			93,749,823

TURKEY — (1.3%)
	Afyon Cimento Sanayi TAS	570,356	192,710
	Agesa Hayat ve Emeklilik AS	119,451	202,117
	Akcansa Cimento AS	88,933	210,227
	Aksa Akrilik Kimya Sanayii AS	405,676	1,518,267
#	Aksa Enerji Uretim AS	820,184	1,824,330
	Alarko Carrier Sanayii VE Ticaret AS	898	22,633
#	Alarko Holding AS	456,636	1,575,866
*	Albaraka Turk Katilim Bankasi AS	3,650,381	449,232
#	Alkim Alkali Kimya AS	159,573	334,670
*	Anadolu Anonim Turk Sigorta Sirketi	656,269	334,804
	Anadolu Hayat Emeklilik AS	193,776	156,596
	Aygaz AS	201,864	639,090
*	Bagfas Bandirma Gubre Fabrikalari AS	24,948	48,956
*	Baticim Bati Anadolu Cimento Sanayii AS	4,453	10,599
#	Bera Holding AS	873,946	1,076,360
	Bizim Toptan Satis Magazalari AS	75,491	110,566
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	88,533	252,651
	Borusan Yatirim ve Pazarlama AS	4,035	161,033
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	29,848	75,637
	Cimsa Cimento Sanayi VE Ticaret AS	166,702	686,566
	Deva Holding AS	73,348	176,711
	Dogan Sirketler Grubu Holding AS	1,366,655	437,185
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	491,010	133,227
	Dogus Otomotiv Servis ve Ticaret AS	98,918	651,756
	Eczacibasi Yatirim Holding Ortakligi AS	2,502	12,890
#	EGE Endustri VE Ticaret AS	2,984	529,351
	EGE Gubre Sanayii AS	8,260	34,553
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	488,985	522,409
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	41,114	364,526
# *	Fenerbahce Futbol AS	90,646	373,296
*	Global Yatirim Holding AS	1,207,616	440,093
* ††	Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari	8,540	0
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	1	6
*	Goodyear Lastikleri TAS	243,750	197,519
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	647,008	434,407
	GSD Holding AS	515,175	164,029
*	Hektas Ticaret TAS	2,803,027	4,309,757
# *	Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS	523,213	27,556
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	357,271	276,990
# *	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	243,392	357,649
*	Is Finansal Kiralama AS	878,921	401,447
	Is Yatirim Menkul Degerler AS, Class A	394,002	764,739
*	Izmir Demir Celik Sanayi AS	1,216,377	264,062
	Jantsa Jant Sanayi Ve Ticaret AS	10,787	57,248
*	Karel Elektronik Sanayi ve Ticaret AS	45,535	47,203
# *	Karsan Otomotiv Sanayii Ve Ticaret AS	283,665	136,866
	Kartonsan Karton Sanayi ve Ticaret AS	29,121	145,575
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	861,950	101,782

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Kerevitas Gida Sanayi ve Ticaret AS	480,207	$290,384
*	Konya Cimento Sanayii AS	633	81,862
#	Kordsa Teknik Tekstil AS	175,250	604,282
# *	Koza Anadolu Metal Madencilik Isletmeleri AS	526,756	901,826
	Logo Yazilim Sanayi Ve Ticaret AS	211,326	596,784
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	248,822	1,165,540
*	Migros Ticaret AS	151,462	984,900
#* Ω	MLP Saglik Hizmetleri AS	311,376	1,089,930
*	Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii AS	16,126	19,813
*	NET Holding AS	569,393	444,252
*	Netas Telekomunikasyon AS	110,964	210,983
	Nuh Cimento Sanayi AS	230,473	1,083,895
# *	ODAS Elektrik Uretim ve Sanayi Ticaret AS	1,185,849	488,185
	Otokar Otomotiv Ve Savunma Sanayi AS	5,944	168,957
*	Oyak Cimento Fabrikalari AS	97,755	88,279
*	Pamukova Yenilenebilir Elektrik Uretim AS	7,282	58,003
*	Parsan Makina Parcalari Sanayii AS	60,935	184,269
	Polisan Holding AS	443,358	233,504
*	Reysas Tasimacilik ve Lojistik Ticaret AS	712,126	437,732
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,310,249	1,663,427
# *	Sasa Polyester Sanayi AS	1,429,621	9,207,695
# *	Sekerbank Turk AS	3,368,091	367,523
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	376,098	466,350
	Tat Gida Sanayi AS	237,110	360,842
#	Tekfen Holding AS	547,945	971,642
*	Teknosa Ic Ve Dis Ticaret AS	425,506	426,280
*	Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS	550,748	134,564
*	Tukas Gida Sanayi ve Ticaret AS	60,514	60,944
*	Tumosan Motor ve Traktor Sanayi AS	15,813	63,009
# *	Turcas Petrol AS	410,905	526,013
	Turk Prysmian Kablo ve Sistemleri AS	26,111	43,685
	Turk Traktor ve Ziraat Makineleri AS	7,712	157,649
	Turkiye Sigorta AS	77,586	33,137
*	Turkiye Sinai Kalkinma Bankasi AS	3,513,187	568,387
*	Ulker Biskuvi Sanayi AS	245,708	347,210
	Vestel Beyaz Esya Sanayi ve Ticaret AS	367,190	185,048
#	Vestel Elektronik Sanayi ve Ticaret AS	173,937	431,067
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	341,276	371,923
*	Zorlu Enerji Elektrik Uretim AS	1,556,705	395,409

TOTAL TURKEY			47,160,926

UNITED ARAB EMIRATES — (0.9%)
	Abu Dhabi Islamic Bank PJSC	2,965,487	7,672,903
	Abu Dhabi National Insurance Co. PSC	100,246	163,201
	Abu Dhabi Ship Building Co. PJSC	215,465	243,167
	Agthia Group PJSC	786,927	957,127
	Air Arabia PJSC	6,000,755	3,332,903
*	Ajman Bank PJSC	2,477,816	498,312
	Amanat Holdings PJSC	2,892,817	724,842
*	Amlak Finance PJSC	1,757,460	281,048
*	Apex Investment Co. PSC	1,389,179	1,450,804
* ††	Arabtec Holding PJSC	2,783,626	0
	Aramex PJSC	2,367,697	2,341,547
*	Arkan Building Materials Co.	4,432,983	1,858,950
	Dana Gas PJSC	9,668,141	2,475,095
*	Deyaar Development PJSC	3,514,571	469,866
	Dubai Financial Market PJSC	4,059,981	1,561,453
	Dubai Investments PJSC	4,875,961	2,893,592
*	Emaar Development PJSC	2,262,348	2,634,581

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Emirates Integrated Telecommunications Co. PJSC	344,855	$537,970
*	Eshraq Investments PJSC	4,117,235	504,006
*	Gulf Navigation Holding PJSC	1,692,804	196,502
*	Gulf Pharmaceutical Industries PSC	67,736	22,482
	Islamic Arab Insurance Co.	1,416,573	199,851
*	Manazel PJSC	3,465,676	380,310
	National Central Cooling Co. PJSC	58,643	50,821
*	Palms Sports PrJSC	50,999	149,742
*	RAK Properties PJSC	2,768,862	557,481
	Ras Al Khaimah Ceramics	661,361	518,483
*	SHUAA Capital PSC	2,423,689	257,598
*	Union Properties PJSC	4,498,526	315,978

TOTAL UNITED ARAB EMIRATES			33,250,615

TOTAL COMMON STOCKS			3,479,423,022

PREFERRED STOCKS — (0.9%)

BRAZIL — (0.8%)
	Banco ABC Brasil SA	321,270	1,284,956
Ω	Banco BMG SASeries B	199,949	96,384
	Banco do Estado do Rio Grande do Sul SA Class B	695,061	1,570,296
	Banco Pan SA	508,638	761,160
	Centrais Eletricas Santa CatarinaSeries A	59,700	683,970
	Cia de Saneamento do ParanaSeries A	4,294,927	3,201,136
	Cia de Transmissao de Energia Eletrica Paulista	627,378	2,975,658
	Cia Energetica do Ceara Class A	95,539	787,912
	Cia Ferro Ligas da Bahia - FERBASA	172,100	1,747,487
	Cia Paranaense de Energia	2,481,095	3,554,371
	Eucatex SA Industria e Comercio	196,878	302,625
	Grazziotin SA	12,400	82,723
	Marcopolo SA	1,801,511	1,004,424
	Randon SA Implementos e Participacoes	594,036	1,143,107
	Schulz SA	339,000	321,576
	Taurus Armas SA	172,874	498,324
	Track & Field Co. SA	123,600	306,278
	Unipar Carbocloro SA Class B	265,449	5,487,809
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	1,020,521	1,428,393

TOTAL BRAZIL			27,238,589

CHILE — (0.0%)
	Coca-Cola Embonor SA Class B	598,934	634,296
	Embotelladora Andina SA Class B	41,652	72,765

TOTAL CHILE			707,061

COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA	472,331	51,644

PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	644,939	400,488

THAILAND — (0.1%)
*	U City PLC	49,104,342	1,341,790

TOTAL PREFERRED STOCKS			29,739,572

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Fleury SA Rights 11/21/22	143,339	$36,074
*	Omega Energia SA Rights 11/07/22	70,508	273

TOTAL BRAZIL			36,347

CHINA — (0.0%)
*	Zhong An Group Ltd. Rights 12/31/22	69,488	0

INDIA — (0.0%)
*	Suzlon Energy Ltd. Rights 10/20/22	4,061,699	149,656

INDONESIA — (0.0%)
*	Adhi Karya Persero Tbk PT Rights 11/08/22	10,927,837	3,503

MALAYSIA — (0.0%)
*	Yinson Holdings Bhd Warrants 06/21/25	286,285	26,642

SAUDI ARABIA — (0.0%)
*	Saudi Paper Manufacturing Co. Rights 11/02/22	23,907	115,159

SOUTH KOREA — (0.0%)
*	Icure Pharm, Inc. Rights 12/06/22	4,891	1,889
*	Kolon Global Corp. Rights 12/02/22	573	0

TOTAL SOUTH KOREA			1,889

TAIWAN — (0.0%)
*	Mercuries Life Insurance Co. Ltd. Rights 11/03/22	1,557,433	13,534
*	Zeng Hsing Industrial Co. Ltd. 10/25/22	15,619	8,482

TOTAL TAIWAN			22,016

THAILAND — (0.0%)
*	Aqua W3 Warrants 12/31/24	224,800	591
*	Asian Sea Corp. PCL Rights 09/30/22	115,974	0
*	Master Ad PCL Warrants 09/04/23	970,750	0
*	Pstc W2 Warrants 10/28/23	1,903,573	0

TOTAL THAILAND			591

TOTAL RIGHTS/WARRANTS			355,803

TOTAL INVESTMENT SECURITIES (Cost $3,641,873,380)			3,509,518,397

			Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@ §	The DFA Short Term Investment Fund	5,706,428	65,972,009

TOTAL INVESTMENTS — (100.0%) (Cost $3,707,870,867)			$3,575,490,406

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SA	Special Assessment

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of October 31, 2022, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	572	12/16/22	$27,594,377	$24,412,960	$(3,181,417)

Total Futures Contracts			$27,594,377	$24,412,960	$(3,181,417)

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$14,557	—	$14,557
Brazil	$200,556,578	2,113,301	—	202,669,879
Chile	56,743	22,523,667	—	22,580,410
China	30,708,728	744,535,093	$7,629,809	782,873,630
Colombia	2,857,262	651,402	—	3,508,664
Greece	47,143	12,823,190	—	12,870,333
Hong Kong	—	603,989	—	603,989
Hungary	—	1,366,524	—	1,366,524
India	328,042	685,825,728	8,454	686,162,224
Indonesia	211,331	83,744,145	454,201	84,409,677
Malaysia	—	58,091,500	1,244	58,092,744
Mexico	105,709,485	6,131,488	18,258	111,859,231
Philippines	—	36,892,926	5,536	36,898,462
Poland	—	32,190,916	—	32,190,916
Qatar	—	31,471,396	—	31,471,396
Saudi Arabia	495,984	138,059,968	—	138,555,952
South Africa	4,776,263	130,916,195	—	135,692,458
South Korea	30,295	400,895,469	1,784,341	402,710,105
Taiwan	499,088	559,929,711	301,708	560,730,507
Thailand	91,364,773	2,379,782	5,268	93,749,823
Turkey	—	47,160,926	—	47,160,926
United Arab Emirates	—	33,250,615	—	33,250,615
Preferred Stocks
Brazil	27,142,205	96,384	—	27,238,589
Chile	—	707,061	—	707,061
Colombia	51,644	—	—	51,644
Philippines	—	400,488	—	400,488
Thailand	1,341,790	—	—	1,341,790
Rights/Warrants
Brazil	—	36,347	—	36,347
India	—	149,656	—	149,656
Indonesia	—	3,503	—	3,503
Malaysia	—	26,642	—	26,642
Saudi Arabia	—	115,159	—	115,159
South Korea	—	1,889	—	1,889
Taiwan	—	22,016	—	22,016
Thailand	—	591	—	591

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$65,972,009	—		$65,972,009
Futures Contracts**	$(3,181,417)	—	—		(3,181,417)

TOTAL	$462,995,937	$3,099,104,233	$10,208,819	^	$3,572,308,989

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (97.2%)
BRAZIL — (4.4%)
*	Alliar Medicos A Frente SA	152,119	$624,025
	Americanas SA	843,245	2,536,836
*	Anima Holding SA	179,300	237,771
	Atacadao SA	743,150	2,799,671
#	Banco Bradesco SA, ADR	1,008,174	3,820,980
	Banco Bradesco SA	3,264,177	10,515,130
	Banco do Brasil SA	2,521,252	18,069,257
	Banco Santander Brasil SA	991,731	5,717,501
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	233,891	1,361,100
*	BRF SA	800,441	1,946,286
*	C&A MODAS SA	243,100	142,128
	Camil Alimentos SA	625,691	1,236,725
	Cia Brasileira de Distribuicao	735,758	3,140,734
#	Cia Siderurgica Nacional SA, Sponsored ADR	748,986	1,805,056
	Cia Siderurgica Nacional SA	1,370,109	3,257,175
	Cielo SA	5,142,220	5,923,184
*	Cogna Educacao	8,071,834	5,141,097
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	889,191	3,201,811
	Dexco SA	374,384	702,310
	Direcional Engenharia SA	463,057	1,533,812
*	Embraer SA	2,588,587	6,890,537
*	Embraer SA, Sponsored ADR	210,512	2,225,112
	Enauta Participacoes SA	621,873	1,834,739
	Eternit SA	47,700	103,702
	Even Construtora e Incorporadora SA	668,356	853,964
	Ez Tec Empreendimentos e Participacoes SA	213,953	862,771
*	Gafisa SA	29,667	45,142
	Gafisa SA	18,332	55,128
	Gerdau SA, Sponsored ADR	4,307,629	21,451,992
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	283,626	263,558
	Guararapes Confeccoes SA	256,300	483,276
Ω	Hapvida Participacoes e Investimentos SA	11,709,794	17,682,004
	Hypera SA	100,900	992,494
*	International Meal Co. Alimentacao SA, Class A	677,242	323,839
	Iochpe-Maxion SA	945,790	2,603,646
*	IRB Brasil Resseguros SA	1,176,348	214,068
	JBS SA	3,182,499	15,378,022
	JHSF Participacoes SA	2,062,505	2,930,750
	JSL SA	12,300	18,168
	Lavvi Empreendimentos Imobiliarios Ltda	88,900	108,941
	M Dias Branco SA	154,000	1,296,874
*	Marisa Lojas SA	1,148,226	460,135
	Mills Estruturas e Servicos de Engenharia SA	24,300	62,943
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	26,200	28,404
*	Moura Dubeux Engenharia SA	10,700	15,329
	MRV Engenharia e Participacoes SA	1,577,853	3,109,582
	Multilaser Industrial SA	14,300	14,423
	Natura & Co. Holding SA	2,807,506	8,125,489
#	Natura & Co. Holding SA, ADR	49,497	283,123
	Petroleo Brasileiro SA, Sponsored ADR	10,372,552	119,388,074
	Petroleo Brasileiro SA, Sponsored ADR	4,446,951	57,009,912
	Petroleo Brasileiro SA	10,301,883	66,332,519
	Positivo Tecnologia SA	293,208	694,208
	Romi SA	256,372	821,403
	Sao Carlos Empreendimentos e Participacoes SA	60,300	321,024
Ω	Ser Educacional SA	141,077	232,420
	TIM SA	3,475,246	8,880,698

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Trisul SA	347,705	$320,410
	Tupy SA	416,802	2,383,570
	Ultrapar Participacoes SA	858,683	2,229,201
	Usinas Siderurgicas de Minas Gerais SA Usiminas	517,000	739,644
	Vale SA	1,113,561	14,471,663
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	163,837	344,135
*	Via SA	4,964,222	3,008,037
	Vibra Energia SA	204,954	724,114

TOTAL BRAZIL			440,331,776

CHILE — (0.5%)
	Banco de Credito e Inversiones SA	17,120	477,011
	Besalco SA	530,992	182,965
*	Camanchaca SA	1,334,309	67,224
	CAP SA	608,677	3,253,803
	Cementos BIO BIO SA	665,307	455,518
	Cencosud SA	6,853,229	9,213,077
	Cia Sud Americana de Vapores SA	46,485,243	3,228,400
	Cristalerias de Chile SA	264,624	878,502
	Empresa Nacional de Telecomunicaciones SA	750,842	2,341,960
	Empresas CMPC SA	4,232,913	6,717,549
	Empresas COPEC SA	1,706,534	11,765,224
	Empresas Hites SA	1,783,807	168,606
	Enel Americas SA	20,820,797	2,063,023
	Falabella SA	726,295	1,418,526
	Grupo Security SA	4,642,835	776,935
	Inversiones Aguas Metropolitanas SA	2,240,879	1,068,917
	Itau CorpBanca Chile SA	579,486,299	1,129,495
	Masisa SA	9,310,884	246,951
	PAZ Corp. SA	1,562,812	530,771
	Ripley Corp. SA	599,024	98,390
	Salfacorp SA	2,197,722	617,628
	Sigdo Koppers SA	187,924	225,710
	SMU SA	2,701,507	274,899
	Sociedad Matriz SAAM SA	47,547,899	4,027,171
	Socovesa SA	3,702,080	422,262
	SONDA SA	233,491	82,204
	Vina Concha y Toro SA	1,192,095	1,347,804

TOTAL CHILE			53,080,525

CHINA — (24.6%)
	360 DigiTech, Inc., ADR	161,849	1,644,386
	360 Security Technology, Inc., Class A	1,083,600	1,052,728
*	361 Degrees International Ltd.	5,174,000	2,156,548
Ω	3SBio, Inc.	4,905,500	3,464,299
	5I5J Holding Group Co. Ltd., Class A	1,102,800	346,887
* ††	A Metaverse Co.	270,000	3,921
# *	AAC Technologies Holdings, Inc.	3,635,500	6,659,438
Ω	AAG Energy Holdings Ltd.	1,138,000	172,699
	Accelink Technologies Co. Ltd., Class A	190,300	443,615
	ADAMA Ltd., Class A	24,500	28,657
	Addsino Co. Ltd., Class A	256,700	368,884
*	Advanced Technology & Materials Co. Ltd., Class A	275,600	302,937
	AECC Aero-Engine Control Co. Ltd., Class A	244,300	1,006,390
	AECC Aviation Power Co. Ltd., Class A	345,407	2,309,871
	Aerospace Hi-Tech Holdings Grp Ltd., Class A	419,623	491,741
	Agile Group Holdings Ltd.	10,264,999	1,952,414

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Agricultural Bank of China Ltd., Class H	97,153,000	$27,730,695
*	Air China Ltd., Class H	2,592,000	1,803,866
	Aisino Corp., Class A	596,467	920,936
	Ajisen China Holdings Ltd.	3,383,000	267,440
*	Alibaba Group Holding Ltd.	8,685,000	67,525,064
*	Alibaba Pictures Group Ltd.	4,930,000	182,217
# Ω	A-Living Smart City Services Co. Ltd.	2,477,750	1,406,019
	Aluminum Corp. of China Ltd., Class H	19,370,000	5,522,031
	Angang Steel Co. Ltd., Class H	8,975,632	1,862,335
	Anhui Conch Cement Co. Ltd., Class H	6,984,500	17,977,627
	Anhui Construction Engineering Group Co. Ltd., Class A	454,600	286,843
	Anhui Guangxin Agrochemical Co. Ltd., Class A	141,559	575,505
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	499,340	537,019
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	56,851	265,953
	Anhui Huilong Agricultural Means of Production Co., Ltd., Class A	251,600	278,555
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	724,903	479,375
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	23,900	29,693
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	378,200	381,302
	Anhui Xinhua Media Co. Ltd., Class A	683,764	432,240
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	557,704	1,121,366
*	Anton Oilfield Services Group	15,908,000	577,652
	Aoshikang Technology Co. Ltd., Class A	98,600	347,294
	APT Satellite Holdings Ltd.	154,000	36,284
	Asia Cement China Holdings Corp.	2,918,000	1,018,076
Ω	AsiaInfo Technologies Ltd.	568,800	679,601
*	Asian Citrus Holdings Ltd.	245,000	2,123
	Avary Holding Shenzhen Co. Ltd., Class A	670,981	2,741,771
	AVIC Industry-Finance Holdings Co. Ltd., Class A	2,732,900	1,136,219
	AviChina Industry & Technology Co. Ltd., Class H	12,969,000	5,680,056
Ω	BAIC Motor Corp. Ltd., Class H	10,414,500	2,307,278
*	Baidu, Inc., Sponsored ADR	714,105	54,679,020
Ω	BAIOO Family Interactive Ltd.	1,124,000	53,026
	Bank of Beijing Co. Ltd., Class A	5,100,922	2,825,212
	Bank of Changsha Co. Ltd., Class A	1,373,600	1,213,339
	Bank of Chengdu Co. Ltd., Class A	1,372,128	2,563,089
	Bank of China Ltd., Class H	270,116,817	86,998,458
	Bank of Chongqing Co. Ltd., Class H	3,051,500	1,384,247
	Bank of Communications Co. Ltd., Class H	36,077,574	17,602,927
	Bank of Guiyang Co. Ltd., Class A	945,951	675,683
	Bank of Hangzhou Co. Ltd., Class A	1,578,105	2,618,309
	Bank of Jiangsu Co. Ltd., Class A	4,149,605	3,938,330
	Bank of Nanjing Co. Ltd., Class A	3,593,931	5,088,468
	Bank of Ningbo Co. Ltd., Class A	1,970,581	6,431,624
	Bank of Shanghai Co. Ltd., Class A	3,689,247	2,822,904
	Bank of Suzhou Co. Ltd., Class A	983,608	926,474
*	Bank of Tianjin Co. Ltd., Class H	29,000	7,355
#* Ω	Bank of Zhengzhou Co. Ltd., Class H	442,858	60,408
	Baoshan Iron & Steel Co. Ltd., Class A	7,814,777	5,160,281
*	Baoye Group Co. Ltd., Class H	1,561,120	795,856
*	Baozun, Inc., Class A	21,400	28,161
	BBMG Corp., Class H	14,618,000	1,507,768
	Befar Group Co. Ltd., Class A	254,600	174,972
	Beibuwan Port Co. Ltd., Class A	312,900	303,956
	Beijing Capital Development Co. Ltd., Class A	425,200	297,292
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	3,199,879	1,211,257
*	Beijing Capital International Airport Co. Ltd., Class H	11,178,000	6,053,275
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	764,000	960,728
*	Beijing Energy International Holding Co. Ltd.	4,182,000	97,067
	Beijing Enlight Media Co. Ltd., Class A	497,500	459,487

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Enterprises Holdings Ltd.	3,043,000	$7,719,782
	Beijing Enterprises Water Group Ltd.	17,900,000	3,760,755
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	355,528	455,920
	Beijing Haixin Energy Technology Co. Ltd., Class A	370,200	203,187
*	Beijing Health Holdings Ltd.	3,048,000	27,649
*	Beijing Jetsen Technology Co. Ltd., Class A	708,200	428,012
	Beijing Jingyuntong Technology Co. Ltd., Class A	545,900	539,450
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	3,500	11,919
	Beijing New Building Materials PLC, Class A	265,800	723,647
	Beijing North Star Co. Ltd., Class H	5,602,000	528,818
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	719,200	200,041
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	375,300	449,820
	Beijing Originwater Technology Co. Ltd., Class A	239,332	154,518
	Beijing Shiji Information Technology Co. Ltd., Class A	188,157	326,672
	Beijing Shougang Co. Ltd., Class A	1,194,166	559,172
	Beijing Shunxin Agriculture Co. Ltd., Class A	91,822	258,053
	Beijing Sinnet Technology Co. Ltd., Class A	488,228	580,090
	Beijing SL Pharmaceutical Co. Ltd., Class A	427,200	487,438
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	223,235	158,866
*	Beijing Thunisoft Corp. Ltd., Class A	169,434	164,574
	Beijing Ultrapower Software Co. Ltd., Class A	394,600	236,402
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	476,000	92,853
	Beijing Yanjing Brewery Co. Ltd., Class A	890,929	1,042,350
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,501,356	3,978,258
	Bengang Steel Plates Co., Ltd., Class A	515,600	199,844
	Best Pacific International Holdings Ltd., Class H	396,000	56,439
	Bestsun Energy Co. Ltd., Class A	173,200	99,494
	Better Life Commercial Chain Share Co. Ltd., Class A	445,530	301,046
	BGI Genomics Co. Ltd., Class A	117,100	889,119
	Biem.L.Fdlkk Garment Co. Ltd., Class A	73,725	221,117
	BII Railway Transportation Technology Holdings Co. Ltd.	112,000	3,859
	Black Peony Group Co. Ltd., Class A	151,800	149,936
*	Blue Sail Medical Co. Ltd., Class A	46,000	51,898
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	971,800	628,089
Ω	BOC Aviation Ltd.	168,000	1,124,244
	BOC International China Co. Ltd., Class A	66,400	96,286
	BOE Technology Group Co. Ltd., Class A	13,370,757	6,133,456
*	Bohai Leasing Co. Ltd., Class A	2,291,900	690,777
*	Boyaa Interactive International Ltd.	725,000	30,045
	Bright Dairy & Food Co. Ltd., Class A	630,905	818,826
	Bright Real Estate Group Co. Ltd., Class A	171,200	47,499
* ††	Brilliance China Automotive Holdings Ltd.	16,650,000	7,169,364
	B-Soft Co. Ltd., Class A	320,382	367,768
	BTG Hotels Group Co. Ltd., Class A	200,100	596,182
	BYD Electronic International Co. Ltd.	2,848,000	8,276,238
#	C C Land Holdings Ltd.	15,977,429	3,845,342
	C&D International Investment Group Ltd.	480,256	745,218
	C&S Paper Co. Ltd., Class A	354,200	455,226
	Cabbeen Fashion Ltd.	1,514,000	231,508
	Caitong Securities Co. Ltd., Class A	674,310	661,935
	Camel Group Co. Ltd., Class A	216,320	253,173
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	173,200	109,361
	Canny Elevator Co. Ltd., Class A	211,052	191,943
*	Capital Environment Holdings Ltd.	12,116,000	200,709
	Carrianna Group Holdings Co. Ltd.	3,478,391	181,846
††	CECEP COSTIN New Materials Group Ltd.	132,000	1,892
	CECEP Solar Energy Co. Ltd., Class A	1,309,900	1,217,783

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	CECEP Wind-Power Corp., Class A	1,334,900	$784,794
	Central China Management Co. Ltd.	7,334,350	505,548
	Central China New Life Ltd.	110,000	31,178
#	Central China Real Estate Ltd.	5,227,836	137,062
	Central China Securities Co. Ltd., Class H	217,000	26,256
	CGN New Energy Holdings Co. Ltd.	6,484,000	1,741,823
	CGN Nuclear Technology Development Co. Ltd., Class A	179,700	180,669
	Changchun Faway Automobile Components Co. Ltd., Class A	121,820	141,994
	Changjiang Securities Co. Ltd., Class A	1,260,190	902,272
	Chaowei Power Holdings Ltd.	3,472,000	681,215
*	Cheetah Mobile, Inc., ADR	41,986	76,415
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	284,608	464,346
	Chengdu Hongqi Chain Co. Ltd., Class A	482,110	305,140
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	83,100	201,164
	Chengdu Wintrue Holding Co. Ltd., Class A	258,800	403,077
	Chengtun Mining Group Co. Ltd., Class A	610,764	465,015
	Chenguang Biotech Group Co., Ltd., Class A	40,200	89,435
*	Chengzhi Co. Ltd., Class A	128,211	156,855
	China Aerospace International Holdings Ltd.	12,534,000	550,435
	China Aircraft Leasing Group Holdings Ltd.	896,000	372,859
	China BlueChemical Ltd., Class H	10,212,878	1,949,426
Ω	China Bohai Bank Co. Ltd., Class H	957,000	118,309
# *	China Boton Group Co. Ltd.	262,000	73,935
	China CAMC Engineering Co. Ltd., Class A	347,300	365,584
	China Cinda Asset Management Co. Ltd., Class H	35,063,000	3,257,047
	China CITIC Bank Corp. Ltd., Class H	35,552,112	13,401,633
	China Coal Energy Co. Ltd., Class H	11,535,000	8,482,878
	China Communications Services Corp. Ltd., Class H	14,763,071	4,119,402
*	China Conch Environment Protection Holdings Ltd.	166,500	49,092
	China Conch Venture Holdings Ltd.	3,609,500	5,323,637
	China Construction Bank Corp., Class H	437,755,101	232,311,487
	China CSSC Holdings Ltd., Class A	375,700	1,369,027
*	China CYTS Tours Holding Co. Ltd., Class A	12,460	18,429
	China Design Group Co. Ltd., Class A	48,100	50,739
# *	China Dili Group	4,137,899	347,915
*	China Dongxiang Group Co. Ltd.	4,834,000	143,491
# *	China Eastern Airlines Corp. Ltd., Class H	12,862,000	4,243,922
	China Electronics Optics Valley Union Holding Co. Ltd.	3,112,000	137,187
	China Energy Engineering Corp. Ltd.	7,387,830	2,318,225
#	China Energy Engineering Corp. Ltd., Class H	3,222,000	324,016
	China Everbright Bank Co. Ltd., Class H	13,495,000	3,489,191
# Ω	China Everbright Greentech Ltd.	3,443,000	561,276
	China Everbright Ltd.	7,501,869	3,955,464
* ††	China Financial Services Holdings Ltd.	94,200	3,826
	China Foods Ltd.	2,294,000	584,600
	China Galaxy Securities Co. Ltd., Class H	16,407,500	6,143,902
	China Gas Holdings Ltd.	12,293,800	10,910,495
#	China Glass Holdings Ltd.	4,496,000	360,919
	China Gold International Resources Corp. Ltd.	234,100	543,973
*	China Grand Automotive Services Group Co. Ltd., Class A	217,500	61,404
	China Great Wall Securities Co. Ltd., Class A	307,400	341,208
	China Greatwall Technology Group Co. Ltd., Class A	608,300	931,231
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	451,200	817,525
	China Hanking Holdings Ltd.	911,000	83,656
#	China Harmony Auto Holding Ltd.	5,140,000	582,311
* ††	China High Precision Automation Group Ltd.	429,000	12,502
*	China High Speed Railway Technology Co. Ltd., Class A	716,600	220,587
*	China High Speed Transmission Equipment Group Co. Ltd.	1,889,000	767,637
	China Hongqiao Group Ltd.	10,475,000	7,413,667

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*†† Ω	China Huarong Asset Management Co. Ltd., Class H	46,911,000	$1,339,491
††	China Huiyuan Juice Group Ltd.	4,269,983	190,716
	China International Marine Containers Group Co. Ltd., Class H	4,735,020	3,014,014
#	China Isotope & Radiation Corp	8,000	12,334
#	China Jinmao Holdings Group Ltd.	30,378,580	4,024,947
	China Jushi Co. Ltd., Class A	1,274,148	2,045,493
#	China Kepei Education Group Ltd.	1,630,000	400,832
	China Lesso Group Holdings Ltd.	6,814,000	5,530,569
	China Life Insurance Co. Ltd., Class H	12,760,000	13,914,228
	China Lilang Ltd.	1,763,000	761,794
# *	China Longevity Group Co. Ltd.	1,152,649	37,738
* ††	China Maple Leaf Educational Systems Ltd.	7,422,000	251,508
	China Medical System Holdings Ltd.	4,164,000	4,550,933
	China Meheco Co. Ltd., Class A	425,320	735,163
	China Merchants Bank Co. Ltd., Class H	15,432,500	50,524,458
	China Merchants Land Ltd.	11,986,000	840,647
	China Merchants Port Holdings Co. Ltd.	6,483,231	7,600,921
	China Merchants Property Operation & Service Co. Ltd., Class A	91,200	168,348
Ω	China Merchants Securities Co. Ltd., Class H	782,020	725,171
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,361,110	2,453,809
# * ††	China Metal Recycling Holdings Ltd.	3,259,800	0
#	China Minsheng Banking Corp. Ltd., Class H	19,482,900	5,658,310
#	China Modern Dairy Holdings Ltd.	10,284,000	1,046,882
	China National Accord Medicines Corp. Ltd., Class A	214,406	928,387
	China National Building Material Co. Ltd., Class H	24,155,250	14,026,133
	China National Medicines Corp. Ltd., Class A	258,300	928,002
	China National Nuclear Power Co. Ltd., Class A	5,075,483	4,200,827
Ω	China New Higher Education Group Ltd.	2,511,000	575,864
*	China New Town Development Co. Ltd.	4,050,522	26,798
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	376,800	231,033
*	China Oil & Gas Group Ltd.	18,900,000	590,154
	China Oilfield Services Ltd., Class H	8,022,000	9,030,517
	China Oriental Group Co. Ltd.	6,778,000	940,904
	China Overseas Grand Oceans Group Ltd.	11,798,742	3,333,162
	China Overseas Land & Investment Ltd.	19,311,000	36,901,751
	China Pacific Insurance Group Co. Ltd., Class H	10,245,400	16,515,513
	China Petroleum & Chemical Corp., Class H	79,663,575	31,572,773
	China Pioneer Pharma Holdings Ltd.	214,000	52,641
* ††	China Properties Group Ltd.	3,380,000	33,500
	China Publishing & Media Co. Ltd., Class A	477,385	275,871
	China Railway Group Ltd., Class H	16,082,000	6,992,692
Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,898,000	1,681,071
	China Railway Tielong Container Logistics Co. Ltd., Class A	303,900	216,419
*	China Rare Earth Holdings Ltd.	4,650,600	228,183
	China Reinsurance Group Corp., Class H	24,824,000	1,312,363
Ω	China Renaissance Holdings Ltd.	192,200	145,713
	China Resources Cement Holdings Ltd.	14,722,000	5,321,501
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	512,181	1,261,306
	China Resources Gas Group Ltd.	2,851,200	7,302,405
#	China Resources Land Ltd.	17,288,000	54,090,402
	China Resources Medical Holdings Co. Ltd.	5,256,500	2,510,691
Ω	China Resources Pharmaceutical Group Ltd.	9,373,500	6,323,178
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	328,031	2,453,494
	China Risun Group Ltd.	1,933,000	681,912
	China Sanjiang Fine Chemicals Co. Ltd.	4,261,000	738,282
	China SCE Group Holdings Ltd.	10,475,000	541,123
	China Science Publishing & Media Ltd., Class A	232,700	237,368
#* Ω	China Shengmu Organic Milk Ltd.	729,000	24,120

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Shenhua Energy Co. Ltd., Class H	15,790,500	$41,479,393
	China Shineway Pharmaceutical Group Ltd.	1,904,000	1,144,228
#	China Shuifa Singyes Energy Holdings Ltd.	926,000	90,929
*	China Silver Group Ltd.	8,388,000	277,759
# *	China South City Holdings Ltd.	26,638,000	1,271,626
	China South Publishing & Media Group Co. Ltd., Class A	602,000	787,441
*	China Southern Airlines Co. Ltd., Class H	7,060,000	3,644,680
	China Starch Holdings Ltd.	13,595,000	311,391
	China State Construction Engineering Corp. Ltd., Class A	14,794,906	9,620,589
	China Sunshine Paper Holdings Co. Ltd.	1,963,000	407,405
	China Taiping Insurance Holdings Co. Ltd.	9,037,800	6,259,057
# *	China Tianrui Group Cement Co. Ltd.	45,000	33,804
	China Tianying, Inc., Class A	948,700	627,352
Ω	China Tower Corp. Ltd., Class H	158,340,000	14,325,790
	China Traditional Chinese Medicine Holdings Co. Ltd.	17,102,000	7,392,300
*	China TransInfo Technology Co. Ltd., Class A	398,482	488,166
*	China Travel International Investment Hong Kong Ltd.	13,581,631	2,110,268
	China Tungsten & Hightech Materials Co. Ltd., Class A	302,733	597,893
	China Vanke Co. Ltd., Class H	8,314,005	10,669,588
* Ω	China Vast Industrial Urban Development Co. Ltd.	1,490,000	451,369
	China West Construction Group Co. Ltd., Class A	358,900	327,618
* ††	China Wood Optimization Holding Ltd.	88,000	1,892
Ω	China Xinhua Education Group Ltd.	294,000	29,974
#	China XLX Fertiliser Ltd.	2,000,000	763,391
	China Yongda Automobiles Services Holdings Ltd.	5,088,000	2,282,207
*	China ZhengTong Auto Services Holdings Ltd.	4,603,500	178,678
*	China Zheshang Bank Co. Ltd., Class H	24,000	8,280
# * ††	China Zhongwang Holdings Ltd.	13,622,954	546,678
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	536,800	628,505
	Chongqing Changan Automobile Co. Ltd., Class A	1,560,666	2,415,254
	Chongqing Department Store Co. Ltd., Class A	222,784	607,231
*	Chongqing Dima Industry Co. Ltd., Class A	1,242,992	344,141
*	Chongqing Iron & Steel Co. Ltd., Class H	798,000	61,979
	Chongqing Machinery & Electric Co. Ltd., Class H	1,022,000	61,824
	Chongqing Rural Commercial Bank Co. Ltd., Class H	14,049,000	4,258,259
	Chongqing Sanfeng Environment Group Corp., Ltd., Class A	363,700	322,093
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	662,300	584,209
	Chow Tai Seng Jewellery Co. Ltd., Class A	185,700	281,703
	Chu Kong Shipping Enterprises Group Co. Ltd.	526,000	46,865
	CIFI Ever Sunshine Services Group Ltd.	698,000	153,925
	CIFI Holdings Group Co. Ltd.	18,576,642	1,230,609
	CIMC Enric Holdings Ltd.	3,824,000	3,727,280
	Cinda Real Estate Co. Ltd., Class A	783,100	442,165
	Cisen Pharmaceutical Co. Ltd., Class A	161,500	283,480
	CITIC Ltd.	20,793,483	18,606,928
	CITIC Resources Holdings Ltd.	15,150,000	665,663
	CITIC Securities Co. Ltd., Class H	5,618,325	8,394,644
	City Development Environment Co. Ltd., Class A	50,400	65,801
*	Citychamp Watch & Jewellery Group Ltd.	476,000	61,829
*	CMGE Technology Group Ltd.	914,000	143,264
	CMOC Group Ltd., Class H	6,585,000	2,120,053
	CMST Development Co. Ltd., Class A	608,600	382,958
*	CNFinance Holdings Ltd., ADR	5,312	9,030
	CNHTC Jinan Truck Co. Ltd., Class A	340,258	528,731
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	714,560	654,930
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	112,188	208,871
	COFCO Biotechnology Co. Ltd., Class A	518,300	572,963
	COFCO Joycome Foods Ltd.	9,454,000	1,985,701
* ††	Colour Life Services Group Co. Ltd.	2,811,548	166,551

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Comba Telecom Systems Holdings Ltd.	1,318,000	$184,810
	Concord New Energy Group Ltd.	35,720,000	2,729,157
	Consun Pharmaceutical Group Ltd.	2,327,000	871,612
*	Coolpad Group Ltd.	13,182,079	124,416
	COSCO SHIPPING Development Co. Ltd., Class H	13,811,000	1,600,617
*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	4,546,000	3,311,461
	COSCO SHIPPING Holdings Co. Ltd., Class H	11,566,500	12,464,887
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,614,000	1,054,400
	COSCO SHIPPING Ports Ltd.	11,416,389	5,629,892
#	Country Garden Holdings Co. Ltd.	37,862,106	4,880,103
	CPMC Holdings Ltd.	4,066,000	1,970,346
*	CPT Technology Group Co., Ltd., Class A	415,000	112,619
	CQ Pharmaceutical Holding Co. Ltd., Class A	507,600	355,332
# *	Crazy Sports Group Ltd.	8,236,000	197,141
	CSG Holding Co. Ltd., Class A	567,849	534,032
#	CSSC Hong Kong Shipping Co. Ltd.	916,000	115,314
	CTS International Logistics Corp. Ltd., Class A	337,870	517,606
Ω	Dali Foods Group Co. Ltd.	3,807,500	1,567,290
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	619,671	464,750
	Daqin Railway Co. Ltd., Class A	6,459,961	5,673,583
	Dare Power Dekor Home Co. Ltd., Class A	144,600	154,967
	Dashang Co. Ltd., Class A	178,708	383,255
	Dawnrays Pharmaceutical Holdings Ltd.	684,000	91,784
	Dazhong Transportation Group Co. Ltd., Class A	359,539	138,954
	Dazzle Fashion Co. Ltd., Class A	185,600	342,595
	DBG Technology Co. Ltd., Class A	298,278	389,288
#	Dexin China Holdings Co. Ltd.	1,241,000	107,615
	DHC Software Co. Ltd., Class A	701,900	594,230
	Digital China Group Co. Ltd., Class A	227,300	833,091
	Digital China Holdings Ltd.	3,712,000	1,470,112
	Digital China Information Service Co. Ltd., Class A	316,700	502,705
	Dong-E-E-Jiao Co. Ltd., Class A	202,013	1,039,298
	Dongfang Electric Corp. Ltd., Class H	1,237,400	1,866,244
	Dongfeng Motor Group Co. Ltd., Class H	13,572,000	6,140,029
	Dongguan Development Holdings Co. Ltd., Class A	164,900	198,383
	Dongjiang Environmental Co. Ltd., Class H	51,000	13,455
	Dongxing Securities Co. Ltd., Class A	763,900	814,126
	Dongyue Group Ltd.	5,614,000	4,872,287
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	638,000	174,906
	East Group Co. Ltd., Class A	40,100	38,192
	E-Commodities Holdings Ltd.	5,880,000	778,744
	Edvantage Group Holdings Ltd.	339,291	76,508
	EIT Environmental Development Group Co. Ltd., Class A	700	1,478
*	Elion Energy Co. Ltd., Class A	807,498	500,345
	Enjoyor Technology Co. Ltd., Class A	103,300	96,496
	ENN Natural Gas Co. Ltd., Class A	219,900	468,459
	Eoptolink Technology, Inc.Ltd., Class A	106,300	377,508
	Era Co. Ltd., Class A	115,300	68,999
	Essex Bio-technology Ltd.	207,000	83,806
	Eternal Asia Supply Chain Management Ltd., Class A	357,800	256,477
#	EVA Precision Industrial Holdings Ltd.	3,990,000	523,418
	Everbright Jiabao Co. Ltd., Class A	607,266	216,798
# Ω	Everbright Securities Co. Ltd., Class H	1,237,000	669,425
# *	Fang Holdings Ltd., ADR	3,666	1,943
*	Fangda Carbon New Material Co. Ltd., Class A	915,594	754,710
	Fangda Special Steel Technology Co. Ltd., Class A	631,970	494,196
#	Fanhua, Inc., Sponsored ADR	2,527	12,205
	Far East Horizon Ltd.	7,898,000	6,099,070
	FAW Jiefang Group Co. Ltd., Class A	724,752	691,909

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	327,778	$620,563
*	FIH Mobile Ltd.	3,360,000	273,970
	Financial Street Holdings Co. Ltd., Class A	569,730	362,039
	FinVolution Group, ADR	239,660	1,040,124
	First Capital Securities Co. Ltd., Class A	444,900	339,343
#	Fosun International Ltd.	11,421,683	6,979,814
	Founder Securities Co. Ltd., Class A	1,689,907	1,467,647
	Foxconn Industrial Internet Co. Ltd., Class A	2,764,793	3,111,292
	FriendTimes, Inc.	52,000	6,833
#	Fu Shou Yuan International Group Ltd.	3,066,000	1,531,718
*	Fuan Pharmaceutical Group Co. Ltd., Class A	571,196	283,944
	Fufeng Group Ltd.	9,658,000	5,008,615
	Fujian Funeng Co. Ltd., Class A	364,944	536,154
	Fujian Longking Co. Ltd., Class A	325,100	631,444
	Fujian Star-net Communication Co. Ltd., Class A	84,700	246,426
	Fujian Sunner Development Co. Ltd., Class A	422,598	1,271,697
	Fulongma Group Co. Ltd., Class A	164,900	199,192
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	78,600	381,377
	Gansu Qilianshan Cement Group Co. Ltd., Class A	256,400	339,326
	Gansu Shangfeng Cement Co. Ltd., Class A	334,680	459,708
	GCL Energy Technology Co. Ltd.	223,900	417,775
	GCL New Energy Holdings Ltd.	451,448	30,481
# *	GCL Technology Holdings Ltd.	28,393,000	7,196,402
*	GDS Holdings Ltd., Class A	631,400	704,738
	Geely Automobile Holdings Ltd.	19,494,000	20,979,077
	GEM Co. Ltd., Class A	1,160,200	1,182,973
	Gemdale Corp., Class A	1,233,354	1,327,539
	Gemdale Properties & Investment Corp. Ltd.	33,644,000	1,843,409
Ω	Genertec Universal Medical Group Co. Ltd.	5,727,000	2,393,939
*	Genimous Technology Co. Ltd., Class A	156,700	118,215
	GF Securities Co. Ltd., Class H	3,319,000	3,376,779
	Giant Network Group Co. Ltd., Class A	274,000	291,157
*	Glorious Property Holdings Ltd.	17,341,000	245,226
*	Glory Health Industry Ltd.	4,991,000	178,797
# *	Glory Sun Financial Group Ltd.	2,780,000	6,382
	Goldcard Smart Group Co. Ltd.	156,680	209,864
*	Golden Eagle Retail Group Ltd.	12,000	7,253
	GoldenHome Living Co. Ltd., Class A	68,570	234,587
	Goldenmax International Group Ltd., Class A	301,200	329,127
	Goldlion Holdings Ltd.	1,887,000	269,385
	Goldpac Group Ltd.	1,296,000	209,470
*	Grand Baoxin Auto Group Ltd.	5,544,500	258,967
*	Grand Industrial Holding Group Co. Ltd.	62,200	70,857
	Grand Pharmaceutical Group Ltd., Class L.	3,280,000	1,403,495
*	Grandjoy Holdings Group Co. Ltd., Class A	1,447,500	625,626
*	Greattown Holdings Ltd., Class A	1,264,000	545,036
#	Greatview Aseptic Packaging Co. Ltd.	1,816,000	254,504
	Gree Electric Appliances, Inc. of Zhuhai, Class A	1,066,200	4,198,782
*	Greenland Holdings Corp. Ltd., Class A	3,863,244	1,390,992
#	Greenland Hong Kong Holdings Ltd.	7,597,575	391,769
#	Greentown China Holdings Ltd.	5,221,091	4,981,291
	GRG Banking Equipment Co. Ltd., Class A	676,700	873,793
	Guangdong Advertising Group Co. Ltd., Class A	394,637	226,896
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	601,100	352,289
	Guangdong Dongpeng Holdings Co. Ltd.	104,400	99,745
	Guangdong Dowstone Technology Co., Ltd., Class A	123,399	242,196
	Guangdong HEC Technology Holding Co. Ltd., Class A	886,400	1,129,778
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	465,100	246,066
	Guangdong Hybribio Biotech Co. Ltd., Class A	79,600	222,607

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangdong Provincial Expressway Development Co. Ltd., Class A	47,100	$45,367
	Guangdong Shirongzhaoye Co. Ltd., Class A	163,300	115,228
	Guangdong South New Media Co. Ltd., Class A	29,400	128,317
	Guangdong Tapai Group Co. Ltd., Class A	353,173	326,773
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	108,235	237,373
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	773,600	285,510
	Guanghui Energy Co. Ltd., Class A	2,151,138	3,031,349
# *	Guangshen Railway Co. Ltd., Class H	6,758,000	879,267
	Guangxi Liugong Machinery Co. Ltd., Class A	457,590	366,161
	Guangxi LiuYao Group Co. Ltd., Class A	152,811	375,712
	Guangzhou Automobile Group Co. Ltd., Class H	8,534,000	5,200,629
#	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	700,000	1,561,623
	Guangzhou Haige Communications Group, Inc. Co., Class A	480,200	557,018
	Guangzhou KDT Machinery Co. Ltd., Class A	49,200	103,033
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	764,356	584,341
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	202,300	179,626
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	952,832	876,040
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	391,400	276,706
	Guosen Securities Co. Ltd., Class A	1,174,527	1,390,350
*	Guosheng Financial Holding, Inc., Class A	257,924	264,742
# Ω	Guotai Junan Securities Co. Ltd., Class H	1,740,600	1,758,521
	Guoyuan Securities Co. Ltd., Class A	771,550	660,984
	Haier Smart Home Co. Ltd., Class A	1,721,796	4,914,177
*	Hainan Meilan International Airport Co. Ltd., Class H	432,000	670,956
	Haitian International Holdings Ltd.	1,500,000	3,003,237
	Haitong Securities Co. Ltd., Class H	10,983,200	5,368,899
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	158,000	9,567
*	Hand Enterprise Solutions Co. Ltd., Class A	310,700	381,879
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	275,500	726,528
	Hangcha Group Co. Ltd., Class A	207,500	467,423
	Hangxiao Steel Structure Co. Ltd., Class A	585,322	314,048
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	474,100	582,099
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	24,200	66,284
	Hangzhou Haoyue Personal Care Co., Ltd., Class A	2,100	11,964
	Hangzhou Robam Appliances Co. Ltd., Class A	150,000	421,540
	Han’s Laser Technology Industry Group Co. Ltd., Class A	470,614	1,638,542
#* Ω	Harbin Bank Co. Ltd., Class H	1,611,000	54,394
*	Harbin Electric Co. Ltd., Class H	3,979,474	1,343,585
	HBIS Resources Co. Ltd., Class A	107,800	139,082
*	HC Group, Inc.	1,280,000	41,095
	Health & Happiness H&H International Holdings Ltd.	558,000	526,108
*	Healthcare Co., Ltd., Class A	15,000	19,042
*	Hebei Construction Group Corp. Ltd., Class H	322,500	27,083
	Hefei Urban Construction Development Co. Ltd., Class A	85,369	72,855
#	Hello Group, Inc., Sponsored ADR	186,735	877,654
	Henan Lingrui Pharmaceutical Co., Class A	325,900	645,313
	Henan Pinggao Electric Co. Ltd., Class A	382,800	376,390
*	Henan Senyuan Electric Co. Ltd., Class A	116,300	54,189
	Henan Shenhuo Coal & Power Co. Ltd., Class A	607,600	1,168,723
	Henan Thinker Automatic Equipment Co. Ltd., Class A	46,788	81,353
	Henan Yuguang Gold & Lead Co. Ltd., Class A	125,800	83,663
	Henan Zhongyuan Expressway Co. Ltd., Class A	608,400	221,694
	Hengan International Group Co. Ltd.	2,689,000	10,425,923
*	Hengdeli Holdings Ltd.	14,156,000	441,222
	Hengli Petrochemical Co. Ltd., Class A	1,708,574	3,600,285
	Hengtong Optic-electric Co. Ltd., Class A	654,008	1,749,670
	Hengyi Petrochemical Co. Ltd., Class A	1,565,641	1,439,959
	Hesteel Co. Ltd., Class A	3,844,300	1,142,365
	Hexing Electrical Co. Ltd., Class A	202,190	486,357

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Hi Sun Technology China Ltd.	9,864,000	$950,676
	Hisense Home Appliances Group Co. Ltd., Class H	504,000	416,999
*	Holitech Technology Co. Ltd., Class A	1,226,800	446,634
*	Hongda Xingye Co. Ltd., Class A	890,556	400,728
*	Honghua Group Ltd.	15,729,000	390,686
*	Hongli Zhihui Group Co. Ltd., Class A	72,500	72,184
*†† Ω	Honworld Group Ltd.	1,002,500	73,511
Ω	Hope Education Group Co. Ltd.	5,706,000	352,519
#	Hopson Development Holdings Ltd.	4,970,350	3,984,641
††	Hua Han Health Industry Holdings Ltd.	17,852,160	128,041
* Ω	Hua Hong Semiconductor Ltd.	2,430,000	5,692,123
	Huaan Securities Co. Ltd., Class A	1,731,080	1,046,642
	Huadong Medicine Co. Ltd., Class A	311,897	1,754,823
	Huafon Chemical Co. Ltd., Class A	1,400,348	1,279,929
*	Huafon Microfibre Shanghai Technology Co. Ltd.	680,900	350,502
	Huafu Fashion Co. Ltd., Class A	458,898	190,324
	Huagong Tech Co. Ltd., Class A	203,200	468,466
	Huaibei Mining Holdings Co. Ltd., Class A	390,800	696,854
	Huapont Life Sciences Co. Ltd., Class A	550,100	396,142
Ω	Huatai Securities Co. Ltd., Class H	4,922,800	4,820,686
	Huaxi Securities Co. Ltd., Class A	598,255	603,322
	Huaxia Bank Co. Ltd., Class A	3,027,300	1,988,804
	Huaxin Cement Co. Ltd., Class A	624,228	1,148,064
	Huayu Automotive Systems Co. Ltd., Class A	1,269,645	2,918,466
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,614,997	637,623
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	398,494	1,781,061
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	268,600	1,042,833
	Huishang Bank Corp. Ltd., Class H	1,603,900	499,034
	Humanwell Healthcare Group Co. Ltd., Class A	103,200	284,141
	Hunan Aihua Group Co. Ltd., Class A	97,600	323,347
	Hunan Gold Corp. Ltd., Class A	391,600	710,580
	Hunan Valin Steel Co. Ltd., Class A	2,235,080	1,225,881
# *	HUYA, Inc., ADR	107,395	200,829
*	Hytera Communications Corp. Ltd., Class A	591,700	427,518
* Ω	iDreamSky Technology Holdings Ltd.	286,000	107,626
Ω	IMAX China Holding, Inc.	33,100	19,048
	Industrial & Commercial Bank of China Ltd., Class H	221,136,996	96,010,020
	Industrial Bank Co. Ltd., Class A	7,629,753	15,738,511
*	Industrial Securities Co. Ltd., Class A	2,239,692	1,678,181
	Infore Environment Technology Group Co. Ltd., Class A	675,756	432,121
#* Ω	Ingdan, Inc.	1,339,000	216,685
*	Inkeverse Group Ltd.	1,693,000	170,443
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	8,308,700	2,005,975
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	804,437	1,362,816
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	185,220	354,033
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	3,342,751	1,782,075
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	203,800	160,753
	Inner Mongolia Yitai Coal Co. Ltd., Class H	379,000	451,764
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	755,550	668,393
	Inspur Electronic Information Industry Co. Ltd., Class A	307,400	970,287
	Intco Medical Technology Co. Ltd., Class A	174,113	508,176
*	IRICO Group New Energy Co. Ltd., Class H	13,600	12,225
	JCET Group Co. Ltd., Class A	687,546	2,271,534
# *	JH Educational Technology, Inc.	104,000	14,755
*	Jiajiayue Group Co. Ltd., Class A	220,300	290,358
	Jiangling Motors Corp. Ltd., Class A	245,529	477,372
*	Jiangnan Group Ltd.	14,145,000	369,540
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	9,711	136,593

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	791,562	$760,317
	Jiangsu Eastern Shenghong Co. Ltd., Class A	7,953	13,413
	Jiangsu Guotai International Group Co. Ltd., Class A	521,260	577,984
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	15,400	30,656
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	743,220	378,462
	Jiangsu Linyang Energy Co. Ltd., Class A	342,000	346,508
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	214,800	595,260
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	578,561	1,000,348
	Jiangsu Shagang Co. Ltd., Class A	395,900	211,127
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	228,000	368,113
	Jiangsu Sopo Chemical Co., Class A	80,929	89,854
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	311,400	1,388,329
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	982,958	599,467
	Jiangsu Zhongtian Technology Co. Ltd., Class A	508,600	1,533,351
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	1,284,700	445,347
	Jiangxi Copper Co. Ltd., Class H	4,503,000	4,920,704
	Jiangxi Wannianqing Cement Co. Ltd., Class A	226,480	244,639
	Jiangzhong Pharmaceutical Co. Ltd., Class A	302,480	629,020
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	180,000	124,599
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	413,156	783,158
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	47,113	13,084
	Jinchuan Group International Resources Co. Ltd.	1,450,000	96,038
* ††	Jingrui Holdings Ltd.	3,534,000	199,218
# *	JinkoSolar Holding Co. Ltd., ADR	130,081	6,176,246
# *	Jinmao Property Services Co. Ltd.	458,891	140,512
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	670,614	1,237,541
	Jinneng Science&Technology Co. Ltd., Class A	386,533	475,931
	Jiuzhitang Co. Ltd., Class A	421,200	501,180
	Jizhong Energy Resources Co. Ltd., Class A	1,185,500	986,136
	JNBY Design Ltd.	406,000	319,776
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	851,916	1,364,719
	Jointown Pharmaceutical Group Co. Ltd., Class A	584,972	1,008,505
*	Joy City Property Ltd.	20,036,000	518,744
	Joyoung Co. Ltd., Class A	79,500	158,448
#	JOYY, Inc., ADR	177,211	4,471,034
	JSTI Group, Class A	308,575	243,655
	Ju Teng International Holdings Ltd.	5,890,249	905,584
*	Juneyao Airlines Co. Ltd., Class A	150,100	281,694
*	Jutal Offshore Oil Services Ltd.	590,000	35,285
*	Kaiser China Cultural Co. Ltd., Class A	41,200	25,370
* Ω	Kangda International Environmental Co. Ltd.	3,759,000	282,573
*	Kasen International Holdings Ltd.	2,592,000	150,459
	Keeson Technology Corp. Ltd., Class A	14,200	25,328
*	Keshun Waterproof Technologies Co. Ltd., Class A	347,400	456,212
	Kinetic Development Group Ltd.	296,000	21,475
	Kingboard Holdings Ltd.	4,205,845	10,382,793
	Kingboard Laminates Holdings Ltd.	4,804,500	3,838,211
	Kingfa Sci & Tech Co. Ltd., Class A	602,400	800,608
	Kingsoft Corp. Ltd.	3,562,000	10,786,242
	Konka Group Co. Ltd., Class A	271,000	180,902
	KPC Pharmaceuticals, Inc., Class A	364,200	784,581
	Kunlun Energy Co. Ltd.	19,192,000	11,470,472
	Kunlun Tech Co. Ltd., Class A	378,900	677,155
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	183,085	175,941
	KWG Group Holdings Ltd.	8,298,000	803,017
	KWG Living Group Holdings Ltd.	6,977,250	657,085
*	Lakala Payment Co. Ltd., Class A	202,813	407,986
	Lao Feng Xiang Co. Ltd., Class A	123,154	648,657
	LB Group Co. Ltd., Class A	770,633	1,626,622

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Lee & Man Chemical Co. Ltd.	254,000	$161,069
	Lee & Man Paper Manufacturing Ltd.	8,366,000	2,536,323
	Lee’s Pharmaceutical Holdings Ltd.	1,039,500	182,857
Ω	Legend Holdings Corp., Class H	2,518,800	2,117,210
	Lenovo Group Ltd.	74,000	59,141
	Lens Technology Co. Ltd., Class A	984,961	1,347,847
*	Leo Group Co. Ltd., Class A	2,336,500	549,251
	Lepu Medical Technology Beijing Co. Ltd., Class A	332,600	1,153,143
*	LexinFintech Holdings Ltd., ADR	224,980	305,973
	Leyard Optoelectronic Co. Ltd., Class A	669,100	517,385
	Lianhe Chemical Technology Co. Ltd., Class A	86,400	222,113
	Liao Ning Oxiranchem, Inc., Class A	95,500	105,182
	Liaoning Cheng Da Co. Ltd., Class A	400,300	675,594
	Lier Chemical Co. Ltd., Class A	244,860	611,561
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	394,293	139,252
*	Lingyi iTech Guangdong Co., Class A	2,232,465	1,447,958
	Liuzhou Iron & Steel Co. Ltd., Class A	280,000	130,025
	Livzon Pharmaceutical Group, Inc., Class H	460,800	1,206,125
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	60,300	230,488
	Logan Group Co. Ltd.	1,814,000	73,640
	Long Yuan Construction Group Co. Ltd., Class A	565,700	419,533
Ω	Longfor Group Holdings Ltd.	8,085,500	10,302,416
	Longhua Technology Group Luoyang Co. Ltd., Class A	69,200	65,750
	Lonking Holdings Ltd.	12,189,000	1,676,930
	Luenmei Quantum Co. Ltd., Class A	519,200	443,626
*	Luoniushan Co. Ltd., Class A	661,991	572,552
	Luxi Chemical Group Co. Ltd., Class A	608,000	948,567
#* Ω	Luye Pharma Group Ltd.	11,045,000	2,684,975
# *	LVGEM China Real Estate Investment Co. Ltd.	2,054,000	196,318
#	Maanshan Iron & Steel Co. Ltd., Class H	5,417,775	869,178
	Maccura Biotechnology Co. Ltd., Class A	135,000	360,894
	Mango Excellent Media Co. Ltd., Class A	470,794	1,419,345
#* Ω	Maoyan Entertainment	495,000	288,682
*	Maoye International Holdings Ltd.	5,595,000	143,983
*	Markor International Home Furnishings Co. Ltd., Class A	928,600	328,605
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	111,700	350,466
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	1,107,300	648,215
#* Ω	Meitu, Inc.	2,299,000	199,068
	Metallurgical Corp. of China Ltd., Class H	13,359,000	2,127,188
	M-Grass Ecology & Environment Group Co. Ltd., Class A	152,500	65,602
Ω	Midea Real Estate Holding Ltd.	464,400	324,507
	Min Xin Holdings Ltd.	708,418	272,649
	Ming Yang Smart Energy Group Ltd., Class A	376,000	1,286,956
*	Mingfa Group International Co. Ltd.	608,000	30,512
	Minmetals Land Ltd.	9,789,205	554,407
Ω	Minsheng Education Group Co. Ltd.	1,078,000	59,000
	Minth Group Ltd.	3,478,000	6,858,142
	MLS Co. Ltd., Class A	513,262	587,313
*	MMG Ltd.	12,032,000	2,372,553
	Monalisa Group Co. Ltd., Class A	52,800	90,247
*	Myhome Real Estate Development Group Co. Ltd., Class A	81,500	14,301
	MYS Group Co. Ltd., Class A	393,300	186,195
	Nanjing Iron & Steel Co. Ltd., Class A	1,513,200	633,304
	Nanjing Securities Co. Ltd., Class A	213,400	232,065
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	570,500	652,985
	NavInfo Co. Ltd., Class A	404,200	657,576
	NetDragon Websoft Holdings Ltd.	1,092,500	1,834,451
	New China Life Insurance Co. Ltd., Class H	3,525,300	5,598,445
*	New Hope Liuhe Co. Ltd., Class A	640,464	1,135,328

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	New World Department Store China Ltd.	2,778,000	$198,249
	Newland Digital Technology Co. Ltd., Class A	352,060	665,002
	Nexteer Automotive Group Ltd.	5,382,000	2,912,969
#	Nine Dragons Paper Holdings Ltd.	10,007,000	5,930,817
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	47,200	39,882
	Ningbo Huaxiang Electronic Co. Ltd., Class A	364,355	708,968
*	Ningbo Joyson Electronic Corp., Class A	293,341	617,364
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	300,400	567,061
	Ningbo Zhoushan Port Co. Ltd., Class A	1,639,800	780,343
	Ningxia Jiaze New Energy Co. Ltd., Class A	104,000	54,913
*	Noah Holdings Ltd., Sponsored ADR	26,604	349,044
	North Huajin Chemical Industries Co. Ltd., Class A	431,619	397,153
	Northeast Pharmaceutical Group Co. Ltd., Class A	454,424	323,767
	Northeast Securities Co. Ltd., Class A	765,100	666,225
	NSFOCUS Technologies Group Co. Ltd., Class A	112,900	174,851
*	NVC International Holdings Ltd.	5,629,000	69,033
	Offshore Oil Engineering Co. Ltd., Class A	1,189,601	765,930
*	OFILM Group Co. Ltd., Class A	740,600	475,710
	Opple Lighting Co. Ltd., Class A	42,600	91,849
	ORG Technology Co. Ltd., Class A	714,820	464,836
*	Orient Group, Inc., Class A	647,440	222,203
	Orient Overseas International Ltd.	17,500	255,730
Ω	Orient Securities Co. Ltd., Class H	2,444,800	912,348
	Oriental Energy Co. Ltd., Class A	441,680	497,862
	Oriental Pearl Group Co. Ltd., Class A	912,860	755,663
*	Ourpalm Co. Ltd., Class A	878,900	352,281
*	Overseas Chinese Town Asia Holdings Ltd.	1,014,000	103,303
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	47,800	119,071
	PAX Global Technology Ltd.	4,465,000	3,509,126
	PCI Technology Group Co. Ltd., Class A	582,600	453,851
	People’s Insurance Co. Group of China Ltd. , Class H	28,122,000	7,771,788
	Perfect World Co. Ltd., Class A	299,000	466,425
	PetroChina Co. Ltd., Class H	107,982,000	41,306,030
	PICC Property & Casualty Co. Ltd., Class H	27,455,000	25,322,050
	Ping An Bank Co. Ltd., Class A	5,790,773	8,220,254
	Ping An Insurance Group Co. of China Ltd., Class H	27,792,500	111,264,230
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	1,073,103	1,625,113
*	Polaris Bay Group Co. Ltd., Class A	568,670	534,007
*	Poly Culture Group Co. Ltd., Class H	402,000	157,485
	Poly Property Group Co. Ltd.	12,787,870	2,003,763
# Ω	Postal Savings Bank of China Co. Ltd., Class H	26,499,000	12,289,184
	Pou Sheng International Holdings Ltd.	9,206,000	463,708
	Power Construction Corp. of China Ltd., Class A	3,044,520	2,941,966
	Powerlong Real Estate Holdings Ltd.	497,285	40,582
#	Prinx Chengshan Holding Ltd.	214,000	185,352
*	Pujiang International Group Ltd.	153,000	41,888
# *	PW Medtech Group Ltd.	1,439,000	120,470
*	Q Technology Group Co. Ltd.	2,050,000	809,410
	Qingdao East Steel Tower Stock Co. Ltd., Class A	255,900	281,135
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	171,436	317,355
	Qingdao Hanhe Cable Co. Ltd., Class A	1,114,800	757,183
# Ω	Qingdao Port International Co. Ltd., Class H	727,000	304,835
	Qingdao Rural Commercial Bank Corp., Class A	1,269,000	481,852
	Qingdao TGOOD Electric Co. Ltd., Class A	176,300	362,628
	Qingling Motors Co. Ltd., Class H	5,326,000	598,058
	Qinhuangdao Port Co. Ltd., Class H	845,000	104,419
*	Qudian, Inc., Sponsored ADR	319,605	265,272
#	Radiance Holdings Group Co. Ltd.	783,000	323,461
	Rainbow Digital Commercial Co. Ltd., Class A	588,176	403,055

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Realcan Pharmaceutical Group Co. Ltd., Class A	467,929	$268,279
Ω	Red Star Macalline Group Corp. Ltd., Class H	1,858,097	469,584
#* Ω	Redco Properties Group Ltd.	3,306,000	703,211
*	Redsun Properties Group Ltd.	1,975,000	113,606
	Renhe Pharmacy Co. Ltd., Class A	672,100	582,509
	REXLot Holdings Ltd.	67,831,618	33,701
	Rianlon Corp., Class A	25,716	217,263
	Riyue Heavy Industry Co. Ltd., Class A	119,809	363,498
	Rongan Property Co. Ltd., Class A	1,161,156	415,661
	Rongsheng Petrochemical Co. Ltd., Class A	2,754,436	4,046,994
	Sai Micro Electronics, Inc., Class A	160,100	380,569
	SAIC Motor Corp. Ltd., Class A	1,570,273	2,964,252
	Sailun Group Co. Ltd., Class A	1,104,600	1,315,777
	Sansteel Minguang Co. Ltd. Fujian, Class A	986,480	568,431
	Sansure Biotech, Inc., Class A	113,472	396,693
	Sany Heavy Equipment International Holdings Co. Ltd.	5,356,000	4,392,177
	Sany Heavy Industry Co. Ltd., Class A	1,726,300	3,203,395
	Satellite Chemical Co. Ltd., Class A	1,015,593	1,728,255
	Sealand Securities Co. Ltd., Class A	1,779,595	793,570
*	Seazen Group Ltd.	6,146,857	987,389
*	Seazen Holdings Co. Ltd., Class A	927,915	1,679,664
	SF Holding Co. Ltd., Class A	599,058	3,968,079
	Shaanxi Coal Industry Co. Ltd., Class A	3,660,645	9,949,375
	Shaanxi Construction Machinery Co. Ltd., Class A	221,930	137,326
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	967,200	2,239,767
	Shandong Bohui Paper Industrial Co. Ltd., Class A	256,200	229,293
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	492,709	1,297,222
*	Shandong Chenming Paper Holdings Ltd., Class H	2,310,227	653,413
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	64,800	225,037
*	Shandong Hi-Speed New Energy Group Ltd.	4,880,000	32,953
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	223,400	214,411
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	621,769	2,233,722
	Shandong Humon Smelting Co. Ltd., Class A	275,500	350,153
	Shandong Linglong Tyre Co. Ltd., Class A	445,587	1,002,062
	Shandong Nanshan Aluminum Co. Ltd., Class A	2,898,350	1,226,209
	Shandong Publishing & Media Co. Ltd., Class A	335,833	273,385
	Shandong Sun Paper Industry JSC Ltd., Class A	1,227,281	1,767,420
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	8,616,800	11,872,099
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	1,979,100	561,812
	Shanghai AJ Group Co. Ltd., Class A	869,352	620,022
	Shanghai AtHub Co. Ltd., Class A	50,200	179,316
	Shanghai Construction Group Co. Ltd., Class A	858,129	302,358
# *	Shanghai Electric Group Co. Ltd., Class H	9,652,000	1,879,632
	Shanghai Environment Group Co. Ltd., Class A	300,489	361,620
	Shanghai Industrial Development Co. Ltd., Class A	986,190	396,925
	Shanghai Industrial Holdings Ltd.	2,691,918	2,626,822
	Shanghai Industrial Urban Development Group Ltd.	19,354,501	1,096,325
	Shanghai International Port Group Co. Ltd., Class A	2,556,016	1,812,871
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	217,750	1,630,521
	Shanghai Kinetic Medical Co. Ltd., Class A	44,900	48,526
	Shanghai Lingang Holdings Corp. Ltd., Class A	314,160	494,056
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	450,558	563,473
	Shanghai Maling Aquarius Co. Ltd., Class A	450,140	414,535
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	175,890	275,356
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,641,200	4,934,773
	Shanghai Pudong Construction Co. Ltd., Class A	162,593	149,209
	Shanghai Pudong Development Bank Co. Ltd., Class A	7,122,078	6,491,490
	Shanghai QiFan Cable Co. Ltd., Class A	26,700	102,814
	Shanghai RAAS Blood Products Co. Ltd., Class A	1,882,386	1,402,347

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Shanghai Runda Medical Technology Co. Ltd., Class A	85,437	$127,218
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	485,500	599,901
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	6,792	28,578
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	112,100	132,145
	Shanghai Tunnel Engineering Co. Ltd., Class A	370,334	264,364
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	186,476	293,765
	Shanghai Yaoji Technology Co. Ltd., Class A	21,500	39,177
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	19,200	58,748
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	1,055,262	907,791
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	474,600	732,157
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	397,300	272,105
	Shanxi Blue Flame Holding Co. Ltd., Class A	187,900	216,575
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,242,035	1,936,255
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	1,040,880	2,398,396
	Shanxi Meijin Energy Co. Ltd., Class A	235,273	282,641
	Shanxi Securities Co. Ltd., Class A	1,173,460	830,618
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	2,150,800	1,168,741
	Shanying International Holding Co. Ltd., Class A	1,332,000	423,928
*	Shengda Resources Co. Ltd., Class A	79,700	105,333
	Shenghe Resources Holding Co. Ltd., Class A	36,360	66,770
* Ω	Shengjing Bank Co. Ltd., Class H	481,000	369,952
	Shenguan Holdings Group Ltd.	3,610,000	119,590
	Shengyi Technology Co. Ltd., Class A	752,901	1,433,158
	Shengyuan Environmental Protection Co. Ltd., Class A	25,600	58,765
# Ω	Shenwan Hongyuan Group Co. Ltd., Class H	5,593,600	912,175
	Shenzhen Agricultural Products Group Co. Ltd., Class A	908,126	637,964
	Shenzhen Airport Co. Ltd., Class A	492,100	426,041
	Shenzhen Aisidi Co. Ltd., Class A	405,800	555,725
*	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	430,400	267,888
	Shenzhen Cereals Holdings Co. Ltd., Class A	172,340	162,695
	Shenzhen Ellassay Fashion Co. Ltd., Class A	29,500	33,563
	Shenzhen Gas Corp. Ltd., Class A	458,500	410,703
	Shenzhen Gongjin Electronics Co. Ltd., Class A	269,900	330,021
	Shenzhen Heungkong Holding Co. Ltd., Class A	640,300	147,275
	Shenzhen Huaqiang Industry Co. Ltd., Class A	125,300	186,893
	Shenzhen International Holdings Ltd.	7,178,489	4,828,689
	Shenzhen Investment Ltd.	17,674,414	2,408,137
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	57,400	60,911
	Shenzhen Jinjia Group Co. Ltd., Class A	461,283	454,941
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	226,000	129,818
	Shenzhen Kaifa Technology Co. Ltd., Class A	347,448	544,964
	Shenzhen Kinwong Electronic Co. Ltd., Class A	220,840	616,160
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	107,900	114,844
	Shenzhen Leaguer Co. Ltd., Class A	80,700	86,078
	Shenzhen Microgate Technology Co. Ltd., Class A	182,300	201,293
*	Shenzhen MTC Co. Ltd., Class A	1,364,600	646,401
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	1,280,948	578,087
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	301,500	125,269
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,926,161	1,112,392
	Shenzhen SED Industry Co. Ltd., Class A	42,200	123,010
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	296,908	433,291
	Shenzhen Sunway Communication Co. Ltd., Class A	247,200	568,827
	Shenzhen Tagen Group Co. Ltd., Class A	553,400	389,948
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	384,100	337,804
*	Shenzhen World Union Group, Inc., Class A	947,381	325,204
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	387,000	242,003
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	132,500	153,690
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	151,494	676,257
	Shenzhen Zhenye Group Co. Ltd., Class A	501,200	251,892

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,038,400	$548,454
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	683,200	587,241
††	Shimao Group Holdings Ltd.	7,589,035	3,209,773
#	Shoucheng Holdings Ltd.	10,507,683	1,912,525
#	Shougang Fushan Resources Group Ltd.	12,010,277	3,253,538
	Shui On Land Ltd.	22,823,303	2,093,138
	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,326,400	524,938
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	483,255	1,642,817
*	Sichuan Lutianhua Co. Ltd., Class A	246,200	152,730
	Sichuan Road & Bridge Group Co. Ltd., Class A	946,200	1,461,788
	Sichuan Shuangma Cement Co. Ltd., Class A	152,178	421,003
	Sieyuan Electric Co. Ltd., Class A	182,700	838,955
	Sihuan Pharmaceutical Holdings Group Ltd.	18,547,000	1,581,071
*	Silver Grant International Holdings Group Ltd.	6,302,804	312,749
	Sinochem International Corp., Class A	575,231	545,520
	Sinofert Holdings Ltd.	12,950,000	1,286,025
	Sinolink Securities Co. Ltd., Class A	612,600	663,791
*	Sinolink Worldwide Holdings Ltd.	16,481,714	347,274
	Sinoma International Engineering Co., Class A	473,500	555,641
	Sinoma Science & Technology Co. Ltd., Class A	573,662	1,409,156
	Sinomach Automobile Co. Ltd., Class A	510,561	529,965
	Sino-Ocean Group Holding Ltd.	19,882,102	1,318,430
	Sinopec Engineering Group Co. Ltd., Class H	9,160,000	3,275,471
	Sinopec Kantons Holdings Ltd.	5,932,000	1,601,994
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	16,670,000	2,186,751
	Sinopharm Group Co. Ltd., Class H	7,681,200	14,572,094
*	Sinosoft Technology Group Ltd.	2,140,000	88,710
	Sinosteel Engineering & Technology Co. Ltd., Class A	181,300	130,224
	Sinotrans Ltd., Class H	12,902,000	3,141,675
#	Sinotruk Hong Kong Ltd.	4,209,335	3,752,600
	Skyworth Group Ltd.	8,768,116	3,216,234
	Sobute New Materials Co. Ltd.	66,300	133,211
*	SOHO China Ltd.	11,467,888	1,681,083
	SooChow Securities Co. Ltd., Class A	1,002,430	901,091
# *	South Manganese Investment Ltd.	1,336,000	80,878
	Southwest Securities Co. Ltd., Class A	601,500	305,508
*	SPT Energy Group, Inc.	4,862,000	118,762
	SSY Group Ltd.	4,552,000	1,885,082
*	STO Express Co. Ltd., Class A	122,600	188,514
	Sumavision Technologies Co. Ltd., Class A	269,300	183,037
	Sun Art Retail Group Ltd.	3,140,500	499,648
	Sunflower Pharmaceutical Group Co. Ltd., Class A	266,300	843,142
	Sunfly Intelligent Technology Co. Ltd., Class A	128,600	166,535
	Suning Universal Co. Ltd., Class A	1,450,705	601,219
*†† Ω	Sunshine 100 China Holdings Ltd.	249,000	8,803
*	Sunward Intelligent Equipment Co. Ltd., Class A	318,700	268,277
	Sunwoda Electronic Co. Ltd., Class A	9,900	31,569
	Suzhou Anjie Technology Co. Ltd., Class A	136,100	241,210
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	534,200	1,849,681
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	763,175	460,900
	Tangshan Jidong Cement Co. Ltd., Class A	652,744	679,899
	TangShan Port Group Co. Ltd., Class A	1,646,190	566,806
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	660,100	515,620
	Tansun Technology Co. Ltd., Class A	47,074	93,104
	TBEA Co. Ltd., Class A	1,204,460	3,375,325
	TCL Electronics Holdings Ltd.	5,564,666	2,126,047
	TCL Technology Group Corp., Class A	3,870,635	2,078,966
	Ten Pao Group Holdings Ltd.	304,000	48,460
*	Tencent Music Entertainment Group, ADR	2,377,745	8,583,659

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tian An China Investment Co. Ltd.	4,049,000	$1,898,503
	Tian Di Science & Technology Co. Ltd., Class A	992,900	667,508
Ω	Tian Ge Interactive Holdings Ltd.	1,433,000	106,258
	Tiangong International Co. Ltd.	4,576,000	1,270,302
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	24,000	8,068
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	990,211	958,677
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	51,500	195,492
	Tianjin Port Development Holdings Ltd.	16,373,657	980,874
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	42,400	116,662
	Tianjin Teda Co. Ltd., Class A	134,611	71,415
	Tianli International Holdings Ltd.	462,000	78,912
	Tianma Microelectronics Co. Ltd., Class A	856,224	1,038,712
#	Tianneng Power International Ltd.	4,200,000	4,041,080
	Tianshan Aluminum Group Co. Ltd., Class A	561,729	481,159
	Tianshui Huatian Technology Co. Ltd., Class A	853,376	1,030,768
* ††	Tianyun International Holdings Ltd.	1,132,000	165,481
	Tibet Tianlu Co. Ltd., Class A	242,700	148,486
	Titan Wind Energy Suzhou Co. Ltd., Class A	526,900	849,365
	Tomson Group Ltd.	3,354,526	580,902
	Tong Ren Tang Technologies Co. Ltd., Class H	2,382,000	1,222,348
*	TongFu Microelectronics Co. Ltd., Class A	360,600	930,740
	Tongkun Group Co. Ltd., Class A	547,222	910,509
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	584,400	341,326
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,405,346	1,178,915
	Tongyu Heavy Industry Co. Ltd., Class A	1,082,500	376,016
	Top Spring International Holdings Ltd.	146,000	12,148
	Topsec Technologies Group, Inc., Class A	279,015	431,079
	Transfar Zhilian Co. Ltd., Class A	1,128,500	765,103
*	Trigiant Group Ltd.	4,254,000	189,228
# *	Trip.com Group Ltd., ADR	1,678,716	37,989,343
* ††	Trony Solar Holdings Co. Ltd.	8,775,000	0
	Truking Technology Ltd., Class A	119,600	275,775
	Truly International Holdings Ltd.	2,662,000	325,339
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	1,525,000	387,260
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	377,920	163,761
	Unilumin Group Co. Ltd., Class A	406,300	336,783
	Uni-President China Holdings Ltd.	3,468,000	2,561,184
	Unisplendour Corp. Ltd., Class A	801,664	1,886,156
	United Energy Group Ltd.	14,690,000	1,421,170
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	472,637	1,129,636
††	Untrade.CTEG	9,748,000	79,229
	Valiant Co. Ltd., Class A	71,400	135,869
	Vats Liquor Chain Store Management JSC Ltd., Class A	51,100	153,069
	Victory Giant Technology Huizhou Co. Ltd., Class A	225,031	414,649
	Vinda International Holdings Ltd.	1,158,000	2,171,714
*	Viomi Technology Co. Ltd., ADR	93,632	80,524
*	Vipshop Holdings Ltd., ADR	1,881,064	13,111,016
* Ω	Viva Biotech Holdings	1,334,500	202,241
*	Vnet Group, Inc., ADR	407,681	1,708,183
	Wangneng Environment Co. Ltd., Class A	116,940	291,164
	Wangsu Science & Technology Co. Ltd., Class A	837,700	619,671
	Wanxiang Qianchao Co. Ltd., Class A	1,400,160	952,916
	Wasion Holdings Ltd.	3,076,000	814,473
	Wasu Media Holding Co. Ltd., Class A	463,486	435,230
*	Weibo Corp., Sponsored ADR	123,100	1,393,492
*	Weibo Corp., Class A	1,100	12,643
	Weichai Power Co. Ltd., Class H	7,541,000	7,223,083
	Weifu High-Technology Group Co. Ltd., Class A	168,400	397,215
	Weiqiao Textile Co., Class H	3,099,500	430,689

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Wellhope Foods Co. Ltd., Class A	523,488	$815,802
	West China Cement Ltd.	12,314,000	1,113,707
	Western Securities Co. Ltd., Class A	927,448	759,829
#	Wharf Holdings Ltd.	1,616,000	4,627,408
	Wingtech Technology Co. Ltd., Class A	281,100	1,843,781
	Wolong Electric Group Co. Ltd., Class A	363,300	619,667
	Wuchan Zhongda Group Co. Ltd., Class A	1,479,800	846,534
	Wuhu Token Science Co. Ltd., Class A	802,700	688,325
	WUS Printed Circuit Kunshan Co. Ltd., Class A	150,060	223,687
	Wushang Group Co. Ltd., Class A	430,300	557,178
	Wuxi Boton Technology Co. Ltd., Class A	73,600	134,761
	Wuxi Taiji Industry Co. Ltd., Class A	733,524	538,497
	XCMG Construction Machinery Co. Ltd., Class A	2,845,700	1,806,983
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	403,000	208,003
	Xiamen C & D, Inc., Class A	868,100	1,428,154
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	357,900	400,885
	Xiamen International Airport Co. Ltd., Class A	45,826	90,398
	Xiamen Intretech, Inc., Class A	213,100	503,863
	Xiamen ITG Group Corp. Ltd., Class A	611,502	521,952
	Xiamen Tungsten Co. Ltd., Class A	299,740	824,921
	Xiamen Xiangyu Co. Ltd., Class A	517,700	701,609
	Xiandai Investment Co. Ltd., Class A	184,100	97,705
	Xianhe Co. Ltd., Class A	28,600	95,394
* Ω	Xiaomi Corp., Class B	30,268,800	33,994,057
	Xilinmen Furniture Co. Ltd., Class A	195,100	592,074
	Xinfengming Group Co. Ltd., Class A	144,260	160,650
	Xingda International Holdings Ltd.	8,916,001	1,727,558
	Xingfa Aluminium Holdings Ltd.	447,000	394,318
*	Xinhu Zhongbao Co. Ltd., Class A	2,810,943	965,617
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,828,000	1,104,278
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,479,000	2,148,072
	Xinjiang Tianshan Cement Co. Ltd., Class A	469,700	497,036
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,208,000	119,882
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	534,100	430,699
	Xinte Energy Co. Ltd., Class H	1,402,400	2,735,932
	Xinxiang Chemical Fiber Co. Ltd., Class A	161,070	68,419
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	1,389,600	661,273
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	313,100	474,039
	Xinyi Energy Holdings Ltd.	766,000	195,105
	Xinyu Iron & Steel Co. Ltd., Class A	944,300	462,699
	Xuji Electric Co. Ltd., Class A	233,200	569,003
*	Yanchang Petroleum International Ltd.	6,720,000	35,081
	Yankuang Energy Group Co. Ltd., Class H	594,000	1,670,040
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	176,500	655,287
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	296,888	1,224,346
*	Yeahka Ltd.	80,800	184,209
	Yibin Tianyuan Group Co. Ltd., Class A	181,690	169,069
#* Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	1,562,200	865,601
*	Yifan Pharmaceutical Co. Ltd., Class A	430,300	644,490
	Yintai Gold Co. Ltd., Class A	980,174	1,930,144
	Yip’s Chemical Holdings Ltd.	842,000	278,865
*	Yiren Digital Ltd., Sponsored ADR	127,021	102,506
#* Ω	Yixin Group Ltd.	485,000	38,275
	Yixintang Pharmaceutical Group Co. Ltd., Class A	304,763	1,159,887
	Yotrio Group Co. Ltd., Class A	1,258,400	571,068
	Youngor Group Co. Ltd., Class A	1,239,313	1,016,040
*	Youzu Interactive Co. Ltd., Class A	318,800	338,677
	YTO Express Group Co. Ltd., Class A	695,701	1,800,172
	Yuexiu Property Co. Ltd.	10,695,357	9,126,938

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yum China Holdings, Inc.	28,588	$1,182,114
	Yunda Holding Co. Ltd., Class A	932,989	1,689,398
	Yunnan Aluminium Co. Ltd., Class A	1,009,211	1,269,541
	Yunnan Baiyao Group Co. Ltd., Class A	295,177	2,208,099
	Yunnan Copper Co. Ltd., Class A	483,200	729,752
	Yunnan Tin Co. Ltd., Class A	466,300	728,754
	Yutong Bus Co. Ltd., Class A	493,800	480,724
# *	Zall Smart Commerce Group Ltd.	570,000	30,141
	ZBOM Home Collection Co. Ltd., Class A	37,700	107,899
	Zepp Health Corp., ADR	22,324	27,459
*	Zhaojin Mining Industry Co. Ltd., Class H	2,674,500	2,203,619
	Zhefu Holding Group Co. Ltd., Class A	1,128,700	606,389
*	Zhejiang Century Huatong Group Co. Ltd., Class A	1,709,754	867,614
	Zhejiang China Commodities City Group Co. Ltd., Class A	679,700	390,548
	Zhejiang Chint Electrics Co. Ltd., Class A	779,352	2,719,002
	Zhejiang Communications Technology Co. Ltd.	344,187	243,377
	Zhejiang Crystal-Optech Co. Ltd., Class A	251,400	416,021
	Zhejiang Dahua Technology Co. Ltd., Class A	1,080,123	1,714,567
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	126,864	254,126
# * ††	Zhejiang Glass Co. Ltd., Class H	437,000	0
	Zhejiang Hailiang Co. Ltd., Class A	650,665	1,033,753
	Zhejiang Hangmin Co. Ltd., Class A	625,181	604,848
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	937,900	860,225
	Zhejiang Huace Film & Television Co. Ltd., Class A	447,632	257,691
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	470,400	545,142
	Zhejiang Jianfeng Group Co. Ltd., Class A	52,300	79,191
*	Zhejiang Jingu Co. Ltd., Class A	579,000	496,792
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	406,551	733,743
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	52,400	121,835
	Zhejiang Juhua Co. Ltd., Class A	505,207	1,088,156
	Zhejiang Longsheng Group Co. Ltd., Class A	1,199,533	1,486,091
	Zhejiang Medicine Co. Ltd., Class A	382,817	599,979
*	Zhejiang Narada Power Source Co. Ltd., Class A	237,200	596,643
	Zhejiang NHU Co. Ltd., Class A	953,776	2,340,935
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	1,146,800	574,484
	Zhejiang Runtu Co. Ltd., Class A	378,930	380,583
	Zhejiang Semir Garment Co. Ltd., Class A	538,299	330,998
	Zhejiang Southeast Space Frame Co. Ltd., Class A	245,900	219,721
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	23,500	56,118
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	1,142,700	1,053,604
*	Zhejiang Wanliyang Co. Ltd., Class A	366,141	377,521
	Zhejiang Wanma Co. Ltd., Class A	119,500	148,324
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	203,700	287,550
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	247,860	508,084
	Zhejiang Yankon Group Co. Ltd., Class A	91,700	39,132
	Zhejiang Yasha Decoration Co. Ltd., Class A	749,426	440,201
	Zhende Medical Co. Ltd., Class A	30,400	193,231
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,419,200	1,216,737
*	Zhong An Group Ltd.	15,060,600	354,255
	Zhongji Innolight Co. Ltd., Class A	181,126	727,353
	Zhongjin Gold Corp. Ltd., Class A	1,506,102	1,538,734
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	567,100	420,560
*	Zhongtian Financial Group Co. Ltd., Class A	2,289,900	439,697
	Zhongyuan Environment-Protection Co. Ltd., Class A	163,500	132,913
*	Zhuguang Holdings Group Co. Ltd.	230,000	18,782
	Zhuhai Huafa Properties Co. Ltd., Class A	710,700	833,059
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	80,700	84,026
	Zhuzhou CRRC Times Electric Co. Ltd.	972,800	4,220,494
	Zhuzhou Kibing Group Co. Ltd., Class A	795,846	857,427

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	727,100	$679,701
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	6,113,400	1,970,177
	ZTE Corp., Class H	2,876,200	5,130,691

TOTAL CHINA			2,447,936,296

COLOMBIA — (0.1%)
*	BAC Holding International Corp.	251,198	9,995
	Bancolombia SA, Sponsored ADR	32,662	828,635
	Bancolombia SA	10,630	76,409
	Cementos Argos SA	461,846	311,404
*	Corp. Financiera Colombiana SA	45,324	147,753
	Grupo Argos SA	1,512,365	3,138,799
	Mineros SA	128,115	43,580

TOTAL COLOMBIA			4,556,575

CZECH REPUBLIC — (0.1%)
	CEZ AS	177,822	5,811,347
	Komercni Banka AS	190,145	5,445,806
Ω	Moneta Money Bank AS	376,890	1,099,338

TOTAL CZECH REPUBLIC			12,356,491

GREECE — (0.3%)
*	Alpha Services & Holdings SA	5,839,051	5,407,514
	Autohellas Tourist & Trading SA	38,797	433,638
	Bank of Greece	49,804	794,923
*	Eurobank Ergasias Services & Holdings SA, Class A	5,977,900	5,901,396
	Fourlis Holdings SA	61,713	161,579
	Galaxy Cosmos Mezz PLC	216,261	34,922
	Hellenic Energy Holdings SA	166,740	1,139,913
	Intracom Holdings SA	313,774	502,554
	JUMBO SA	7,713	109,552
*	LAMDA Development SA	99,646	603,729
	Motor Oil Hellas Corinth Refineries SA	32,065	551,101
	Mytilineos SA	303,757	5,093,462
*	National Bank of Greece SA	2,352,656	8,524,318
*	Piraeus Financial Holdings SA	511,918	631,093
	Sunrisemezz PLC	73,131	5,919
	Titan Cement International SA	89,196	996,792

TOTAL GREECE			30,892,405

HONG KONG — (0.0%)
* ††	Anxin-China Holdings Ltd.	6,152,000	0
* ††	C Fiber Optic	3,598,000	0
* ††	China Common Rich Renewable Energy Investments Ltd.	14,642,000	0
*	Kai Yuan Holdings Ltd.	28,280,000	64,860
* ††	Karce Co. Ltd.	640,000	0
* ††	Real Gold Mining Ltd.	3,137,500	0
*	Taung Gold International Ltd.	5,980,000	17,500
* ††	Tenwow International Holdings Ltd.	2,984,000	0
*	Tongda Group Holdings Ltd.	36,405,000	343,201
*	Untrade.Lumena Newmat	1,315,048	0
* ††	Youyuan International Holdings Ltd.	4,485,251	0

TOTAL HONG KONG			425,561

HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	2,951,884	17,723,382

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
HUNGARY — (Continued)
#	OTP Bank Nyrt	60,146	$1,312,135

TOTAL HUNGARY			19,035,517

INDIA — (18.2%)
*	3i Infotech Ltd.	24,548	12,990
	Aarti Drugs Ltd.	10,796	62,640
	ACC Ltd.	416,384	12,037,409
	Adani Enterprises Ltd.	288,397	11,681,282
*	Adani Green Energy Ltd.	86,369	2,200,279
*	Adani Power Ltd.	147,018	597,481
	Adani Total Gas Ltd.	139,991	6,160,579
*	Adani Transmission Ltd.	544,527	22,072,246
*	Aditya Birla Capital Ltd.	2,879,031	4,059,177
	Advanced Enzyme Technologies Ltd.	3,682	12,650
	AGI Greenpac Ltd.	36,731	146,746
	Alembic Ltd.	483,755	413,219
	Alembic Pharmaceuticals Ltd.	105,612	702,151
	Allcargo Logistics Ltd.	414,653	2,168,324
	Allied Digital Services Ltd.	9,143	11,066
	Amara Raja Batteries Ltd.	101,340	625,768
	Ambuja Cements Ltd.	3,422,969	22,080,011
	Andhra Paper Ltd.	3,175	18,937
	Andhra Sugars Ltd.	128,052	218,367
	Apar Industries Ltd.	25,023	453,501
	Apollo Tyres Ltd.	1,942,429	6,814,401
*	Arvind Fashions Ltd.	161,154	719,555
*	Arvind Ltd.	986,477	1,108,286
*	Ashoka Buildcon Ltd.	46,395	41,528
* Ω	Aster DM Healthcare Ltd.	164,853	493,164
	Astra Microwave Products Ltd.	4,668	17,143
	Aurobindo Pharma Ltd.	1,714,065	11,121,818
	Axis Bank Ltd.	9,710,222	106,486,929
	Bajaj Auto Ltd.	3,817	169,677
	Bajaj Consumer Care Ltd.	62,856	121,036
*	Bajaj Hindusthan Sugar Ltd.	69,831	8,698
	Bajaj Holdings & Investment Ltd.	247,369	19,881,698
	Balmer Lawrie & Co. Ltd.	458,164	627,486
	Balrampur Chini Mills Ltd.	819,559	3,137,830
	Banco Products India Ltd.	54,069	125,525
* Ω	Bandhan Bank Ltd.	855,692	2,479,851
	Bank of Baroda	4,427,339	7,912,509
	Bank of India	746,933	543,117
	Bank of Maharashtra	969,564	239,023
	BEML Ltd.	85,018	1,617,438
	BEML Ltd.	85,018	385,099
	Bhansali Engineering Polymers Ltd.	22,063	29,145
	Bharat Bijlee Ltd.	2,912	84,596
	Bharat Dynamics Ltd.	27,695	319,691
	Bharat Electronics Ltd.	13,753,044	17,790,095
	Bharat Heavy Electricals Ltd.	5,700,069	5,097,051
	Birla Corp. Ltd.	160,853	1,807,450
	Birlasoft Ltd.	386,642	1,266,644
	Bliss Gvs Pharma Ltd.	8,394	7,688
	Bodal Chemicals Ltd.	190,330	185,964
	Bombay Burmah Trading Co.	21,149	223,712
	Brigade Enterprises Ltd.	97,947	592,394
	BSE Ltd.	357,987	2,556,934
*	Camlin Fine Sciences Ltd.	47,294	90,371
	Can Fin Homes Ltd.	58,987	373,340

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Canara Bank	1,481,046	$5,209,906
*	Capacit’e Infraprojects Ltd.	73,896	142,678
	Care Ratings Ltd.	1,463	8,667
	Ceat Ltd.	165,607	3,086,196
	Century Enka Ltd.	32,855	168,442
	Century Textiles & Industries Ltd.	83,568	863,169
*	CG Power & Industrial Solutions Ltd.	2,030,155	6,387,697
	Chambal Fertilisers & Chemicals Ltd.	891,271	3,523,060
††	Chennai Super Kings Cricket Ltd.	5,080,767	25,896
	Cholamandalam Financial Holdings Ltd.	423,629	3,217,233
	Cigniti Technologies Ltd.	4,594	34,505
	Cipla Ltd.	896,605	12,656,652
	City Union Bank Ltd.	1,164,608	2,614,053
*	Clariant Chemicals India Ltd.	2,502	12,500
Ω	Cochin Shipyard Ltd.	111,786	724,397
	Container Corp. of India Ltd.	357,502	3,442,957
	Cosmo First Ltd.	7,299	64,681
*	CreditAccess Grameen Ltd.	1,534	18,093
*	CSB Bank Ltd.	72,133	198,214
	Cyient Ltd.	142,331	1,290,200
	Dalmia Bharat Ltd.	317,703	6,131,391
	Dalmia Bharat Sugar & Industries Ltd.	25,081	96,123
	DB Corp. Ltd.	129,970	179,079
	DCB Bank Ltd.	1,210,779	1,579,105
	DCM Shriram Ltd.	236,134	2,985,678
	DCW Ltd.	318,812	230,873
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	309,410	3,614,671
*	DEN Networks Ltd.	357,048	142,538
*	Dhampur Bio Organics Ltd.	201,053	396,022
	Dhampur Sugar Mills Ltd.	201,053	482,177
Ω	Dilip Buildcon Ltd.	129,767	338,740
*	Dish TV India Ltd.	2,694,811	517,761
*	Dishman Carbogen Amcis Ltd.	321,072	384,704
	DLF Ltd.	2,069,249	9,632,208
	Dr Reddy’s Laboratories Ltd., ADR	71,016	3,856,879
*	DRC Systems India Ltd.	20,990	7,232
	Dwarikesh Sugar Industries Ltd.	200,445	215,786
	eClerx Services Ltd.	19,586	312,209
	Edelweiss Financial Services Ltd.	595,548	417,119
	EID Parry India Ltd.	533,056	4,025,179
*	EIH Ltd.	168,733	394,782
	Electrosteel Castings Ltd.	764,702	370,965
	Engineers India Ltd.	525,019	445,916
	EPL Ltd.	95,437	177,599
* Ω	Equitas Small Finance Bank Ltd.	214,209	129,917
	Escorts Kubota Ltd.	75,616	1,858,417
	Everest Industries Ltd.	8,915	95,895
	Everest Kanto Cylinder Ltd.	22,567	29,686
	Excel Industries Ltd.	8,306	119,415
	Exide Industries Ltd.	715,896	1,432,601
*	FDC Ltd.	118,358	446,229
	Federal Bank Ltd.	9,962,593	15,837,983
	FIEM Industries Ltd.	17,260	334,523
	Filatex India Ltd.	288,483	349,446
	Finolex Cables Ltd.	451,154	2,831,208
	Finolex Industries Ltd.	783,938	1,272,479
	Firstsource Solutions Ltd.	1,699,392	2,132,585
	Force Motors Ltd.	7,342	121,205
*	Fortis Healthcare Ltd.	1,015,105	3,408,482

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Gabriel India Ltd.	231,127	$427,930
	GAIL India Ltd.	14,101,779	15,493,429
	Garden Reach Shipbuilders & Engineers Ltd.	26,200	141,517
	Gateway Distriparks Ltd.	1,300,508	1,145,101
*	GE Power India Ltd.	5,921	10,063
*	GE T&D India Ltd.	13,808	21,413
Ω	General Insurance Corp. of India	111,280	166,727
	Genus Power Infrastructures Ltd.	108,228	116,223
	Geojit Financial Services Ltd.	13,635	7,912
	GHCL Ltd.	319,929	2,497,830
	GIC Housing Finance Ltd.	14,073	22,742
	Glenmark Pharmaceuticals Ltd.	982,804	4,781,664
	Godawari Power & Ispat Ltd.	14,416	46,149
	Godfrey Phillips India Ltd.	84,931	1,526,701
*	Godrej Industries Ltd.	9,475	49,274
	Goodyear India Ltd.	5,043	62,026
	Granules India Ltd.	911,614	4,108,968
	Graphite India Ltd.	63,045	268,838
	Grasim Industries Ltd.	1,261,184	26,339,481
	Grauer & Weil India Ltd.	41,217	45,627
	Great Eastern Shipping Co. Ltd.	503,782	3,378,543
	Gujarat Alkalies & Chemicals Ltd.	168,472	1,824,174
	Gujarat Ambuja Exports Ltd.	312,611	954,990
	Gujarat Fluorochemicals Ltd.	221,480	10,129,155
	Gujarat Mineral Development Corp. Ltd.	549,802	941,386
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	390,910	3,354,422
	Gujarat Pipavav Port Ltd.	681,396	706,682
	Gujarat State Fertilizers & Chemicals Ltd.	1,076,003	1,605,920
	Gujarat State Petronet Ltd.	1,304,285	3,566,464
*	Hathway Cable & Datacom Ltd.	1,457,950	281,966
	HBL Power Systems Ltd.	142,408	180,465
	HDFC Bank Ltd.	298,561	5,415,521
	HEG Ltd.	16,837	215,128
	HeidelbergCement India Ltd.	345,204	800,123
	Heritage Foods Ltd.	13,341	48,508
	Hero MotoCorp Ltd.	176,832	5,730,479
	HFCL Ltd.	789,223	785,298
	HG Infra Engineering Ltd.	9,728	66,747
	Hikal Ltd.	216,646	863,611
	HIL Ltd.	19,349	666,466
	Himadri Speciality Chemical Ltd.	677,080	847,711
	Himatsingka Seide Ltd.	200,418	225,556
	Hindalco Industries Ltd.	8,603,538	42,133,791
	Hinduja Global Solutions Ltd.	118,186	1,746,931
	Hindustan Aeronautics Ltd.	169,371	5,175,174
	Housing Development Finance Corp. Ltd.	2,568,550	76,802,678
	Huhtamaki India Ltd.	14,023	36,967
	I G Petrochemicals Ltd.	12,373	77,855
#	ICICI Bank Ltd., Sponsored ADR	4,024,863	88,707,978
	ICICI Bank Ltd.	864,565	9,506,718
*	IDFC First Bank Ltd.	9,141,208	6,211,228
	IDFC Ltd.	4,136,198	3,871,995
	IIFL Finance Ltd.	647,553	3,286,159
	IIFL Securities Ltd.	1,908,165	1,563,630
	IIFL Wealth Management Ltd.	149,075	3,201,634
	India Cements Ltd.	845,882	2,459,384
	India Glycols Ltd.	86,048	778,122
	India Nippon Electricals Ltd.	6,634	34,886
*	Indiabulls Housing Finance Ltd.	1,767,950	2,752,184

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Indiabulls Real Estate Ltd.	1,065,971	$1,005,919
	Indian Bank	544,017	1,683,771
	Indian Hume Pipe Co. Ltd.	2,945	5,809
	Indian Metals & Ferro Alloys Ltd.	5,117	14,885
*	Indian Overseas Bank	1,611,978	362,497
Ω	Indian Railway Finance Corp. Ltd.	355,034	97,137
	Indo Count Industries Ltd.	254,848	431,434
	Indus Towers Ltd.	1,028,016	2,308,676
	IndusInd Bank Ltd.	1,406,532	19,454,591
	INEOS Styrolution India Ltd.	23,701	242,156
	Infibeam Avenues Ltd.	4,979,916	1,058,913
	Info Edge India Ltd.	70,186	3,321,157
	Insecticides India Ltd.	2,483	21,617
	IOL Chemicals & Pharmaceuticals Ltd.	83,031	360,729
Ω	IRCON International Ltd.	527,295	281,109
	ISGEC Heavy Engineering Ltd.	2,418	14,356
	ITD Cementation India Ltd.	264,949	387,006
	J Kumar Infraprojects Ltd.	195,052	632,887
	Jagran Prakashan Ltd.	532,794	428,955
	Jai Corp. Ltd.	312,837	663,031
*	Jaiprakash Associates Ltd.	1,041,288	120,310
*	Jammu & Kashmir Bank Ltd.	1,448,162	691,518
	JB Chemicals & Pharmaceuticals Ltd.	131,058	3,128,360
	Jindal Poly Films Ltd.	101,417	1,032,934
	Jindal Saw Ltd.	934,025	881,526
*	Jindal Stainless Hisar Ltd.	101,886	351,003
*	Jindal Stainless Ltd.	454,210	777,450
	Jindal Steel & Power Ltd.	2,642,599	14,721,053
	JK Cement Ltd.	39,617	1,303,637
	JK Lakshmi Cement Ltd.	242,018	1,606,121
	JK Paper Ltd.	543,186	2,732,406
	JK Tyre & Industries Ltd.	713,025	1,505,409
	JM Financial Ltd.	2,276,851	1,887,150
	JSW Energy Ltd.	2,133,632	8,687,631
	JSW Steel Ltd.	4,657,007	37,969,068
	Jubilant Ingrevia Ltd.	264,905	1,654,183
	Jubilant Pharmova Ltd.	553,190	2,484,107
	Jyothy Labs Ltd.	26,964	64,594
	Kalpataru Power Transmission Ltd.	421,283	2,421,262
	Kalyani Steels Ltd.	83,000	301,013
	Karnataka Bank Ltd.	1,284,080	1,489,941
	Karur Vysya Bank Ltd.	2,422,829	3,049,148
	Kaveri Seed Co. Ltd.	89,790	527,013
	KCP Ltd.	60,061	88,647
	KEC International Ltd.	109,408	580,027
*	Kiri Industries Ltd.	101,784	648,808
	Kirloskar Ferrous Industries Ltd.	11,598	36,876
	Kirloskar Oil Engines Ltd.	311,154	985,446
	Kitex Garments Ltd.	33,999	84,459
	KNR Constructions Ltd.	410,835	1,104,250
	Kolte-Patil Developers Ltd.	122,121	508,659
	KPIT Technologies Ltd.	184,106	1,584,664
	KPR Mill Ltd.	203,263	1,352,383
	KRBL Ltd.	191,455	919,254
	L&T Finance Holdings Ltd.	4,515,110	4,424,225
	Larsen & Toubro Ltd.	2,418,042	59,445,528
	LG Balakrishnan & Bros Ltd.	48,273	441,795
	LIC Housing Finance Ltd.	2,046,499	10,035,658
	Linde India Ltd.	7,518	278,592

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	LT Foods Ltd.	955,610	$1,456,777
	Lumax Auto Technologies Ltd.	34,557	102,194
	Lupin Ltd.	1,208,454	10,195,429
	Maharashtra Seamless Ltd.	156,826	1,486,771
	Mahindra & Mahindra Financial Services Ltd.	3,562,103	8,722,634
	Mahindra & Mahindra Ltd.	3,949,734	64,525,865
	Mahindra CIE Automotive Ltd.	363,559	1,317,162
	Mahindra Lifespace Developers Ltd.	336,539	1,632,406
	Maithan Alloys Ltd.	14,301	167,053
	Manappuram Finance Ltd.	1,544,803	1,964,967
	Mangalam Cement Ltd.	6,708	29,685
	Marksans Pharma Ltd.	1,292,002	770,666
Ω	MAS Financial Services Ltd.	6,085	56,231
*	Max Healthcare Institute Ltd.	167,764	924,207
*	Max Ventures & Industries Ltd.	16,842	34,332
	Mayur Uniquoters Ltd.	21,970	123,892
	Mazagon Dock Shipbuilders Ltd.	78,360	600,450
*	Meghmani Finechem Ltd.	76,933	1,220,119
	Meghmani Organics Ltd.	852,102	1,140,760
	Minda Corp. Ltd.	67,325	158,604
*	Mirza International Ltd.	107,022	398,942
Ω	Mishra Dhatu Nigam Ltd.	24,982	71,886
	MOIL Ltd.	323,328	603,533
	Monte Carlo Fashions Ltd.	30,939	268,902
	Motilal Oswal Financial Services Ltd.	10,046	83,205
	Mphasis Ltd.	11,843	283,633
	MRF Ltd.	8,336	9,121,408
	Muthoot Finance Ltd.	68,859	870,131
	Nahar Spinning Mills Ltd.	1,415	4,739
	National Aluminium Co. Ltd.	3,554,779	3,013,752
*	National Fertilizers Ltd.	124,949	74,909
	Nava Ltd.	516,367	1,231,858
	Navneet Education Ltd.	76,731	129,390
	NCC Ltd.	1,984,402	1,791,724
	NCL Industries Ltd.	12,157	26,549
	NESCO Ltd.	14,224	99,065
	Neuland Laboratories Ltd.	3,493	63,166
	NIIT Ltd.	450,911	1,516,177
	Nilkamal Ltd.	35,747	904,241
	NMDC Ltd.	2,233,783	2,682,945
	Nmdc Steel Ltd.	2,233,783	1,038,937
	NOCIL Ltd.	359,767	1,055,009
	NRB Bearings Ltd.	85,234	174,617
	Nucleus Software Exports Ltd.	24,787	116,245
	Oberoi Realty Ltd.	470,179	5,275,511
*	Omaxe Ltd.	268,860	291,215
	OnMobile Global Ltd.	95,484	124,157
	Orient Cement Ltd.	626,309	985,915
	Panama Petrochem Ltd.	55,120	188,632
Ω	Parag Milk Foods Ltd.	112,114	144,337
*	Patel Engineering Ltd.	183,219	48,491
*	PC Jeweller Ltd.	168,810	211,089
	PCBL Ltd.	1,074,627	1,654,978
	Persistent Systems Ltd.	49,234	2,198,026
	Petronet LNG Ltd.	3,937,868	9,768,147
	Piramal Enterprises Ltd.	380,449	3,912,560
*	Piramal Pharma Ltd.	1,521,796	3,058,207
* Ω	PNB Housing Finance Ltd.	186,149	989,612
	PNC Infratech Ltd.	346,469	1,083,656

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Polyplex Corp. Ltd.	96,705	$1,963,299
	Power Finance Corp. Ltd.	4,872,837	6,773,927
	Power Mech Projects Ltd.	6,909	146,953
*	Prakash Industries Ltd.	427,986	268,355
	Prestige Estates Projects Ltd.	647,281	3,466,398
*	Pricol Ltd.	220,618	513,560
*	PTC India Financial Services Ltd.	1,527,475	256,699
	PTC India Ltd.	1,090,055	949,992
	Punjab National Bank	5,997,812	3,109,809
Ω	Quess Corp. Ltd.	29,855	199,343
	Rain Industries Ltd.	921,211	1,868,558
	Rajesh Exports Ltd.	396,434	3,333,570
	Rallis India Ltd.	368,604	1,006,483
	Ramco Cements Ltd.	106,875	933,472
	Ramco Industries Ltd.	118,646	264,151
	Ramkrishna Forgings Ltd.	86,812	240,603
	Rane Holdings Ltd.	1,527	16,964
	Rashtriya Chemicals & Fertilizers Ltd.	991,792	1,219,409
	Raymond Ltd.	245,163	3,509,509
* Ω	RBL Bank Ltd.	697,686	1,139,543
	REC Ltd.	7,820,068	9,712,768
	Redington Ltd.	3,629,283	6,006,467
	Reliance Industries Ltd.	11,583,938	356,910,040
*	Reliance Power Ltd.	9,305,729	1,819,257
	Repco Home Finance Ltd.	163,578	421,364
	Rico Auto Industries Ltd.	81,017	57,413
	RITES Ltd.	59,631	276,879
*	RPSG Ventures Ltd.	4,346	25,336
	RSWM Ltd.	23,492	89,527
	Sagar Cements Ltd.	15,384	37,692
	Sangam India Ltd.	7,163	24,121
*	Sanghi Industries Ltd.	14,900	10,131
	Sanghvi Movers Ltd.	20,822	56,227
	Sarda Energy & Minerals Ltd.	15,821	161,601
	Sasken Technologies Ltd.	7,289	79,612
*	Satin Creditcare Network Ltd.	12,537	21,743
	Savita Oil Technologies Ltd.	15,655	56,883
	Seshasayee Paper & Boards Ltd.	78,768	313,479
Ω	SH Kelkar & Co. Ltd.	56,839	94,020
	Shankara Building Products Ltd.	5,132	44,220
	Sharda Cropchem Ltd.	48,057	217,733
	Shilpa Medicare Ltd.	17,298	65,886
	Shipping Corp. of India Ltd.	877,773	1,376,888
	Shriram City Union Finance Ltd.	30,112	662,089
	Shriram Transport Finance Co. Ltd.	831,227	12,340,106
	Siyaram Silk Mills Ltd.	25,904	137,848
	Sobha Ltd.	286,654	2,171,216
	Somany Ceramics Ltd.	6,642	43,393
*	South Indian Bank Ltd.	4,961,219	818,661
*	Spandana Sphoorty Financial Ltd.	30,589	227,262
*	Star Cement Ltd.	34,342	44,210
	State Bank of India	7,219,632	50,110,773
	State Bank of India, GDR	18,502	1,272,938
	Steel Authority of India Ltd.	6,658,791	6,330,132
*	Strides Pharma Science Ltd.	342,563	1,286,309
	Sun Pharmaceutical Industries Ltd.	2,629,464	32,331,405
	Sun TV Network Ltd.	320,848	2,025,256
	Sundaram Finance Ltd.	3,149	88,447
	Sundaram-Clayton Ltd.	2,169	125,759

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Sunteck Realty Ltd.	290,750	$1,371,438
	Surya Roshni Ltd.	70,915	356,911
	Sutlej Textiles & Industries Ltd.	69,227	54,434
	Tamil Nadu Newsprint & Papers Ltd.	25,719	83,375
	Tamilnadu Petroproducts Ltd.	51,424	59,441
*	TARC Ltd.	263,704	142,644
	Tata Chemicals Ltd.	751,143	10,284,141
	Tata Coffee Ltd.	314,920	825,586
	Tata Consumer Products Ltd.	1,500,720	13,978,649
	Tata Metaliks Ltd.	1,879	16,610
*	Tata Motors Ltd.	7,653,556	38,264,438
	Tata Steel Ltd.	24,851,520	30,345,637
	TD Power Systems Ltd.	29,730	44,571
	Tech Mahindra Ltd.	219,418	2,822,043
	Techno Electric & Engineering Co. Ltd.	86,905	294,944
* ††	Teledata Marine Solutions Ltd.	267,258	0
	Texmaco Rail & Engineering Ltd.	310,000	182,580
	Thirumalai Chemicals Ltd.	144,596	329,149
	Tide Water Oil Co. India Ltd.	12,468	153,208
	Time Technoplast Ltd.	700,810	868,783
	Tinplate Co. of India Ltd.	177,942	656,077
*	Titagarh Wagons Ltd.	153,588	296,145
	Transport Corp. of India Ltd.	130,573	1,130,240
	Trident Ltd.	2,697,677	1,149,680
	Triveni Engineering & Industries Ltd.	523,300	1,597,938
	Tube Investments of India Ltd.	260,259	8,558,231
	TV Today Network Ltd.	55,663	186,913
*	TV18 Broadcast Ltd.	3,531,975	1,493,835
	TVS Srichakra Ltd.	6,206	185,390
	Uflex Ltd.	197,481	1,670,450
	Unichem Laboratories Ltd.	200,132	992,291
	Union Bank of India Ltd.	2,469,415	1,606,035
	UPL Ltd.	1,319,705	11,679,231
	Usha Martin Ltd.	512,950	878,822
	UTI Asset Management Co. Ltd.	1,331	11,282
*	VA Tech Wabag Ltd.	167,419	535,165
	Vakrangee Ltd.	91,871	35,016
	Vardhman Textiles Ltd.	778,140	3,167,065
* Ω	Varroc Engineering Ltd.	99,361	374,524
	Vedanta Ltd.	1,986,029	6,735,775
	Venky’s India Ltd.	7,595	178,486
	Vindhya Telelinks Ltd.	23,855	384,695
	Visaka Industries Ltd.	2,383	15,572
*	Vodafone Idea Ltd.	10,109,989	1,052,229
	Voltamp Transformers Ltd.	1,323	43,577
	Welspun Corp. Ltd.	747,487	2,010,767
	Welspun Enterprises Ltd.	458,544	709,878
	Welspun India Ltd.	1,833,670	1,732,575
	West Coast Paper Mills Ltd.	215,107	1,590,562
	Wipro Ltd.	4,693,117	21,955,529
*	Wockhardt Ltd.	306,702	862,577
*	Yes Bank Ltd.	19,922,354	3,745,800
	Zee Entertainment Enterprises Ltd.	3,660,922	11,625,678
*	Zee Media Corp. Ltd.	637,519	121,004
	Zensar Technologies Ltd.	423,215	1,136,435
	Zydus Lifesciences Ltd.	126,285	661,107
	Zydus Wellness Ltd.	9,780	208,079

TOTAL INDIA			1,806,853,324

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (2.3%)
	ABM Investama Tbk PT	492,900	$124,464
	Ace Hardware Indonesia Tbk PT	1,161,400	42,040
	Adaro Energy Indonesia Tbk PT	85,301,700	21,762,048
*	Adhi Karya Persero Tbk PT	3,294,700	117,359
*	Alam Sutera Realty Tbk PT	36,827,000	410,748
	Aneka Gas Industri Tbk PT	349,800	45,973
	Aneka Tambang Tbk PT	7,862,100	930,622
	Astra Agro Lestari Tbk PT	3,248,667	1,770,645
	Astra International Tbk PT	65,331,500	27,918,146
	Astra Otoparts Tbk PT	291,800	24,703
* ††	Bakrie Telecom Tbk PT	160,430,200	96,428
*	Bank Capital Indonesia Tbk PT	15,302,200	139,397
	Bank Mandiri Persero Tbk PT	40,988,062	27,689,611
	Bank Negara Indonesia Persero Tbk PT	26,872,841	16,202,525
	Bank OCBC Nisp Tbk PT	780,600	37,577
	Bank Pan Indonesia Tbk PT	52,930,501	8,154,485
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	18,479,584	1,628,979
	Bank Pembangunan Daerah Jawa Timur Tbk PT	21,239,100	959,946
	Bank Tabungan Negara Persero Tbk PT	27,316,427	2,709,090
*	Bekasi Fajar Industrial Estate Tbk PT	30,746,500	274,026
	BISI International Tbk PT	10,049,400	952,654
	Blue Bird Tbk PT	142,100	14,003
*	Buana Lintas Lautan Tbk PT	36,957,800	364,834
	Bukit Asam Tbk PT	22,735,900	5,694,003
*	Bumi Serpong Damai Tbk PT	19,355,400	1,154,246
	Ciputra Development Tbk PT	63,705,378	3,838,551
*	City Retail Developments Tbk PT	1,000,000	8,974
*	Delta Dunia Makmur Tbk PT	36,091,000	905,720
	Dharma Satya Nusantara Tbk PT	3,990,400	142,069
*	Eagle High Plantations Tbk PT	33,587,800	146,772
	Elnusa Tbk PT	20,412,200	491,744
	Erajaya Swasembada Tbk PT	56,267,800	1,553,378
*	Gajah Tunggal Tbk PT	8,135,800	315,397
* ††	Garuda Indonesia Persero Tbk PT	7,731,781	20,634
*	Global Mediacom Tbk PT	5,743,400	110,377
	Gudang Garam Tbk PT	545,900	843,635
* ††	Hanson International Tbk PT	37,319,300	0
	Indah Kiat Pulp & Paper Tbk PT	16,374,800	10,076,359
	Indika Energy Tbk PT	11,304,900	2,356,731
	Indo Tambangraya Megah Tbk PT	2,278,900	6,564,732
	Indocement Tunggal Prakarsa Tbk PT	766,600	456,009
	Indofood Sukses Makmur Tbk PT	28,226,500	11,679,119
	Indomobil Sukses Internasional Tbk PT	218,700	12,772
	Integra Indocabinet Tbk PT	4,584,200	126,992
*	Intiland Development Tbk PT	16,318,400	193,320
	Jaccs Mitra Pinasthika Mustika Tbk PT	3,767,800	247,424
	Japfa Comfeed Indonesia Tbk PT	29,403,550	2,612,576
	Jaya Real Property Tbk PT	66,551,400	1,988,472
*	Kawasan Industri Jababeka Tbk PT	151,628,856	1,458,317
	KMI Wire & Cable Tbk PT	10,201,300	195,978
*	Krakatau Steel Persero Tbk PT	3,578,500	86,194
	Lippo Cikarang Tbk PT	2,408,310	169,208
*	Lippo Karawaci Tbk PT	220,161,662	1,411,450
*	Malindo Feedmill Tbk PT	6,123,100	214,087
	Medco Energi Internasional Tbk PT	49,922,432	3,703,009
	Media Nusantara Citra Tbk PT	32,613,000	1,716,283
	Metrodata Electronics Tbk PT	4,968,950	186,369
*	MNC Kapital Indonesia Tbk PT	6,530,700	43,579
*	MNC Vision Networks Tbk PT	2,925,400	15,515

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Mulia Industrindo Tbk PT	659,800	$24,111
*	Multipolar Tbk PT	12,387,900	104,758
* ††	Omni Inovasi Indonesia Tbk PT	6,628,800	21,281
	Pabrik Kertas Tjiwi Kimia Tbk PT	4,164,300	2,086,072
	Pakuwon Jati Tbk PT	1,999,500	56,179
*	Pan Brothers Tbk PT	9,804,950	51,526
	Panin Financial Tbk PT	73,799,900	3,005,877
*	Paninvest Tbk PT	10,415,300	1,249,915
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	20,306,584	1,470,861
*	PP Persero Tbk PT	11,927,100	673,061
	Puradelta Lestari Tbk PT	2,516,000	29,345
	Ramayana Lestari Sentosa Tbk PT	12,504,000	461,206
	Salim Ivomas Pratama Tbk PT	22,834,800	621,279
	Sampoerna Agro Tbk PT	8,192,041	1,135,080
	Samudera Indonesia Tbk PT	757,200	115,009
*	Sarana Meditama Metropolitan Tbk PT	563,000	10,462
	Sawit Sumbermas Sarana Tbk PT	2,340,400	208,512
	Semen Indonesia Persero Tbk PT	14,874,700	7,587,732
	Siloam International Hospitals Tbk PT	13,542,400	951,498
	Sinar Mas Agro Resources & Technology Tbk PT	3,671,700	1,089,440
* ††	Sri Rejeki Isman Tbk PT	63,289,500	111,079
	Steel Pipe Industry of Indonesia PT	695,900	12,315
	Summarecon Agung Tbk PT	9,428,500	357,842
*	Surya Semesta Internusa Tbk PT	31,276,700	650,028
* ††	Suryainti Permata Tbk PT	17,378,000	0
	Tempo Scan Pacific Tbk PT	917,400	80,036
	Timah Tbk PT	5,379,500	467,844
* ††	Trada Alam Minera Tbk PT	188,544,700	113,326
	Trias Sentosa Tbk PT	336,500	16,052
	Triputra Agro Persada PT	1,841,500	82,155
	Tunas Baru Lampung Tbk PT	17,990,700	807,341
	Unggul Indah Cahaya Tbk PT	288,335	207,257
	United Tractors Tbk PT	10,601,200	21,928,961
*	Vale Indonesia Tbk PT	9,434,900	3,940,862
* ††	Waskita Beton Precast Tbk PT	22,419,100	51,206
*	Waskita Karya Persero Tbk PT	25,152,582	775,748
	Wijaya Karya Bangunan Gedung Tbk PT	6,598,700	71,021
	Wijaya Karya Beton Tbk PT	18,377,300	245,510
*	Wijaya Karya Persero Tbk PT	21,793,500	1,272,636
	XL Axiata Tbk PT	22,558,600	3,646,502

TOTAL INDONESIA			228,901,223

MALAYSIA — (2.0%)
#	Aeon Co. M Bhd	1,897,500	554,008
#	AFFIN Bank Bhd	7,898,916	3,746,756
	Alliance Bank Malaysia Bhd	6,028,000	4,716,018
	Allianz Malaysia Bhd	93,300	262,503
	AMMB Holdings Bhd	9,574,162	8,284,418
	Batu Kawan Bhd	1,621,150	7,189,090
*	Berjaya Assets Bhd	604,700	37,137
*	Berjaya Corp. Bhd	14,730,029	731,193
# *	Berjaya Land Bhd	5,491,800	266,700
#	BIMB Holdings Bhd	1,290,807	692,205
# *	Boustead Holdings Bhd	2,832,091	345,202
#	Boustead Plantations Bhd	3,285,600	482,829
*	Bumi Armada Bhd	16,365,600	1,351,609
#	Cahya Mata Sarawak Bhd	2,178,700	386,955
#	CB Industrial Product Holding Bhd	1,285,500	301,696
	CIMB Group Holdings Bhd	25,492,055	29,777,858

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Comfort Glove Bhd	227,900	$26,967
#	CSC Steel Holdings Bhd	821,256	205,259
	Dayang Enterprise Holdings Bhd	340,600	89,204
#	DRB-Hicom Bhd	6,139,300	1,741,134
	Eco World Development Group Bhd	4,869,900	623,390
# *	Ekovest Bhd	8,316,700	554,733
	FAR East Holdings Bhd	57,360	45,587
	Gadang Holdings Bhd	2,586,100	166,935
#	Gamuda Bhd	7,933,075	6,454,698
	Genting Bhd	6,931,100	6,513,306
	Genting Malaysia Bhd	7,868,200	4,564,470
	Genting Plantations Bhd	82,800	107,186
	George Kent Malaysia Bhd	1,855,600	196,044
	HAP Seng Consolidated Bhd	864,982	1,177,582
#	Hengyuan Refining Co. Bhd	776,700	698,616
	HeveaBoard Bhd	1,817,700	138,133
# *	Hextar Healthcare Bhd	913,300	90,785
#	Hiap Teck Venture Bhd	7,951,000	387,255
	Hibiscus Petroleum Bhd	3,128,500	641,904
	Hong Leong Financial Group Bhd	1,731,334	6,994,785
	Hong Leong Industries Bhd	129,100	254,178
#	IGB Bhd	2,014,864	985,751
	IJM Corp. Bhd	16,528,918	5,694,733
	Insas Bhd	2,517,100	409,803
#	IOI Properties Group Bhd	7,149,225	1,558,132
*	Iskandar Waterfront City Bhd	1,951,300	105,652
# *	JAKS Resources Bhd	6,809,780	360,123
#	Jaya Tiasa Holdings Bhd	2,754,833	340,615
	Keck Seng Malaysia Bhd	751,400	547,898
# *	KNM Group Bhd	13,856,690	249,227
# *	KSL Holdings Bhd	1,718,751	269,403
#	Kumpulan Fima Bhd	575,200	246,273
	Land & General Bhd	11,345,220	218,249
#	LBS Bina Group Bhd	3,959,834	339,239
# Ω	Lotte Chemical Titan Holding Bhd	1,126,293	312,351
#	Magnum Bhd	5,627,645	1,871,169
#	Mah Sing Group Bhd	7,983,162	863,130
	Malayan Banking Bhd	13,466,812	24,463,193
#	Malayan Flour Mills Bhd	3,750,075	432,626
*	Malaysia Airports Holdings Bhd	476,154	602,033
#	Malaysia Building Society Bhd	12,726,043	1,587,636
#	Malaysian Resources Corp. Bhd	10,911,447	693,202
	Matrix Concepts Holdings Bhd	1,192,050	357,460
#	MBM Resources Bhd	812,703	571,267
	Mega First Corp. Bhd	341,200	236,793
	MISC Bhd	5,796,904	8,870,822
#	MKH Bhd	1,847,578	453,708
#	MNRB Holdings Bhd	1,983,779	360,689
	MPHB Capital Bhd	178,400	35,773
	Muda Holdings Bhd	529,900	202,787
*	Muhibbah Engineering M Bhd	2,526,000	221,857
*	Mulpha International Bhd	592,560	286,291
#	OCK Group Bhd	204,300	18,625
	Oriental Holdings Bhd	2,554,379	3,596,982
	OSK Holdings Bhd	6,761,306	1,272,852
	Pantech Group Holdings Bhd	2,232,194	325,867
#	Paramount Corp. Bhd	1,807,455	279,295
#	Petron Malaysia Refining & Marketing Bhd	247,800	240,611
# *	Pos Malaysia Bhd	1,777,400	223,780

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	PPB Group Bhd	2,133,839	$7,534,836
	RHB Bank Bhd	9,531,255	11,542,264
# *	Sapura Energy Bhd	39,709,700	293,413
#	Sarawak Oil Palms Bhd	1,041,700	566,464
	Sime Darby Bhd	15,792,500	7,519,645
	Sime Darby Property Bhd	7,330,900	705,027
#	SP Setia Bhd Group	8,294,573	840,324
††	Sumatec Resources Bhd	2,855,100	544
	Sunway Bhd	8,784,986	2,973,478
	Suria Capital Holdings Bhd	793,880	175,004
#	Ta Ann Holdings Bhd	903,226	754,712
	Tan Chong Motor Holdings Bhd	658,600	154,609
*	Tropicana Corp. Bhd	4,993,061	1,393,015
	TSH Resources Bhd	155,000	34,741
*	Tune Protect Group Bhd	562,300	32,145
	UEM Edgenta Bhd	1,204,400	275,047
# *	UEM Sunrise Bhd	8,933,745	387,622
	United Malacca Bhd	902,000	1,026,475
	UOA Development Bhd	8,041,400	2,655,436
*	Velesto Energy Bhd	13,483,328	343,186
*	Wah Seong Corp. Bhd	676,080	82,102
#	WCT Holdings Bhd	4,268,224	329,525
	Yinson Holdings Bhd	504,280	226,163
*	YNH Property Bhd	2,812,250	2,435,714
	YTL Corp. Bhd	23,659,321	2,827,284

TOTAL MALAYSIA			195,613,000

MEXICO — (2.9%)
# *	ALEATICA SAB de CV	21,226	34,984
	Alfa SAB de CV, Class A	24,152,100	16,042,075
#	Alpek SAB de CV	1,904,817	2,672,685
	Arca Continental SAB de CV	1,245,921	10,178,407
# Ω	Banco del Bajio SA	1,614,328	4,544,855
*	Cemex SAB de CV	69,050	26,905
# *	Cemex SAB de CV, Sponsored ADR	3,249,914	12,544,666
#	Coca-Cola Femsa SAB de CV, Sponsored ADR	58,470	3,671,331
	Coca-Cola Femsa SAB de CV	1,044,400	6,569,077
#	Consorcio ARA SAB de CV	3,207,049	509,878
	Corp. Actinver SAB de CV	89,268	55,869
*	Corp. Interamericana de Entretenimiento SAB de CV, Class B	815,461	382,768
#	Cydsa SAB de CV	5,874	3,854
	Dine SAB de CV	994,814	1,144,792
	El Puerto de Liverpool SAB de CV, Class C1	524,245	2,678,510
	Fomento Economico Mexicano SAB de CV	389,909	2,797,237
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	105,315	7,542,660
	GCC SAB de CV	760,017	4,741,619
	Genomma Lab Internacional SAB de CV, Class B	987,459	760,044
	Gentera SAB de CV	2,214,985	2,271,665
	Grupo Carso SAB de CV	2,647,091	10,674,939
	Grupo Comercial Chedraui SA de CV	1,804,361	7,293,760
	Grupo Elektra SAB de CV	49,325	2,477,079
	Grupo Financiero Banorte SAB de CV, Class O	5,909,135	48,103,995
# *	Grupo Financiero Inbursa SAB de CV, Class O	5,983,476	11,001,768
*	Grupo Gigante SAB de CV	471,076	655,864
	Grupo Herdez SAB de CV	11,958	23,979
	Grupo Industrial Saltillo SAB de CV	1,352,696	2,108,958
	Grupo KUO SAB de CV, Class B	1,907,144	3,994,674
	Grupo Mexico SAB de CV, Class B	8,966,449	32,298,767
*	Grupo Pochteca SAB de CV	67,810	29,091

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Grupo Posadas SAB de CV	168,784	$219,446
	Grupo Rotoplas SAB de CV	126,161	191,028
*	Grupo Sanborns SAB de CV	1,360,018	1,681,746
*	Grupo Simec SAB de CV, Class B	690,073	6,896,202
#	Grupo Televisa SAB, Sponsored ADR	713,059	3,743,560
	Grupo Televisa SAB	2,296,479	2,434,061
*	Hoteles City Express SAB de CV	259,134	71,281
	Industrias Bachoco SAB de CV, Class B	1,220,220	4,983,607
*	Industrias CH SAB de CV, Class B	1,876,805	20,743,086
#	Industrias Penoles SAB de CV	513,804	5,757,312
#	La Comer SAB de CV	3,401,344	6,248,873
	Medica Sur SAB de CV, Class B	1,000	1,938
	Megacable Holdings SAB de CV	761,451	1,586,084
# *	Minera Frisco SAB de CV, Class A1	12,027,802	1,444,818
* Ω	Nemak SAB de CV	8,912,881	2,411,197
	Orbia Advance Corp. SAB de CV	4,100,955	6,898,745
# *	Organizacion Cultiba SAB de CV	157,421	86,604
#	Organizacion Soriana SAB de CV, Class B	13,635,143	20,817,800
	Promotora y Operadora de Infraestructura SAB de CV	539,020	4,054,688
*	Unifin Financiera SAB de CV	18,470	1,529
*	Vista Energy SAB de CV, ADR	3,552	46,993
*	Vitro SAB de CV, Class A	927,658	831,067

TOTAL MEXICO			288,988,420

PHILIPPINES — (1.0%)
	ACEN Corp.	441,060	47,958
††	ACR Mining Corp.	105,455	6,108
	Alliance Global Group, Inc.	19,756,106	3,081,751
	Alsons Consolidated Resources, Inc.	5,043,000	70,693
	Apex Mining Co., Inc.	2,152,000	53,343
*	Atlas Consolidated Mining & Development Corp.	4,214,600	237,982
	Ayala Corp.	153,260	1,778,551
	Bank of the Philippine Islands	3,780,263	6,286,815
	BDO Unibank, Inc.	8,383,698	18,531,201
*	Belle Corp.	4,041,000	79,641
*	Cebu Air, Inc.	279,530	174,929
* Ω	CEMEX Holdings Philippines, Inc.	17,723,719	205,780
	Century Properties Group, Inc.	5,176,400	31,256
	China Banking Corp.	7,866,732	3,524,831
	Cosco Capital, Inc.	13,204,600	899,524
	DMCI Holdings, Inc.	9,574,200	1,578,238
	East West Banking Corp.	2,667,000	269,949
* ††	Export & Industry Bank, Inc., Class A	14,950	0
	Filinvest Development Corp.	384,400	42,362
	Filinvest Land, Inc.	73,198,031	985,456
	First Philippine Holdings Corp.	3,175,100	3,351,969
* ††	Fwbc Holdings, Inc.	5,471,786	0
	Global Ferronickel Holdings, Inc.	9,391,116	364,640
	GT Capital Holdings, Inc.	245,527	1,755,522
*	Integrated Micro-Electronics, Inc.	2,128,500	184,867
	JG Summit Holdings, Inc.	11,156,757	8,351,658
	LT Group, Inc.	9,164,300	1,281,074
	Megaworld Corp.	57,011,300	2,056,751
	Metropolitan Bank & Trust Co.	8,518,232	7,647,510
	Nickel Asia Corp.	3,232,340	270,738
*	Petron Corp.	15,733,900	678,130
*	Philcomsat Holdings Corp.	497,957	2,739
	Philex Mining Corp.	4,703,000	187,594
*	Philippine National Bank	3,173,985	1,053,203

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
* ††	Philippine National Construction Corp.	398,900	$6,326
	Philippine Savings Bank	1,950,769	1,907,021
* ††	Philtown Properties, Inc.	232,901	0
*	Phoenix Petroleum Philippines, Inc.	1,259,500	185,101
	Pilipinas Shell Petroleum Corp.	112,730	33,560
	Premium Leisure Corp.	6,804,000	51,610
	Puregold Price Club, Inc.	344,100	178,541
	RFM Corp.	762,400	49,934
	Rizal Commercial Banking Corp.	4,608,906	1,807,003
	Robinsons Land Corp.	19,677,608	5,062,993
	Robinsons Retail Holdings, Inc.	799,160	741,581
	San Miguel Corp.	4,977,426	8,272,923
	Security Bank Corp.	1,414,324	2,117,721
*	Top Frontier Investment Holdings, Inc.	526,832	949,723
	Union Bank of the Philippines	6,398,498	8,528,379
	Vista Land & Lifescapes, Inc.	46,966,968	1,401,335

TOTAL PHILIPPINES			96,366,514

POLAND — (0.6%)
# *	Agora SA	230,402	241,056
*	Alior Bank SA	411,016	2,526,916
	Amica SA	9,232	137,283
	ASBISc Enterprises PLC	4,035	18,248
	Asseco Poland SA	27,024	388,820
	Bank Handlowy w Warszawie SA	13,779	178,339
*	Bank Millennium SA	2,245,941	2,045,867
	Bank Polska Kasa Opieki SA	100,179	1,641,880
	Boryszew SA	283,585	263,590
*	Ciech SA	157,577	1,104,094
	Cyfrowy Polsat SA	585,752	2,193,105
	Develia SA	1,336,579	554,725
*	Enea SA	1,394,796	1,522,382
*	Famur SA	115,828	74,601
	Firma Oponiarska Debica SA	7,256	76,636
*	Grupa Azoty SA	261,819	1,793,809
#	Grupa Kety SA	20,657	2,131,038
*	Jastrzebska Spolka Weglowa SA	225,918	1,959,295
	Kernel Holding SA	262,285	907,630
	KGHM Polska Miedz SA	370,494	7,407,102
	Lubelski Wegiel Bogdanka SA	63,865	446,859
# *	mBank SA	35,419	1,982,711
# *	Mercator Medical SA	3,520	35,548
*	PGE Polska Grupa Energetyczna SA	3,928,234	4,477,195
# *	PKP Cargo SA	114,540	292,115
	Polski Koncern Naftowy Orlen SA	2,133,658	24,501,921
	Santander Bank Polska SA	5,139	272,870
	Stalexport Autostrady SA	176,122	94,531
*	Tauron Polska Energia SA	6,640,357	2,694,241

TOTAL POLAND			61,964,407

QATAR — (0.7%)
	Aamal Co.	6,643,282	2,051,965
	Al Khaleej Takaful Group QSC	667,464	484,585
*	Alijarah Holding Co. QPSC	3,099,098	768,603
	Baladna	6,094,005	2,769,154
	Barwa Real Estate Co.	6,144,465	5,733,497
	Commercial Bank PSQC	5,595,941	9,672,742
	Doha Bank QPSC	6,449,460	3,905,499

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Doha Insurance Co. QSC	63,045	$35,596
*	Gulf International Services QSC	6,623,369	3,306,181
	Gulf Warehousing Co.	746,601	875,865
*	Lesha Bank LLC	629,452	211,745
	Mannai Corp. QSC	114,414	238,659
	Masraf Al Rayan QSC	5,769,535	6,078,992
*	Mazaya Real Estate Development QPSC	3,969,317	910,529
	Medicare Group	45,134	86,280
	Mesaieed Petrochemical Holding Co.	9,214,793	5,747,179
	Ooredoo QPSC	3,394,816	9,101,474
	Qatar Aluminum Manufacturing Co.	561,276	249,726
	Qatar Fuel QSC	815,317	4,271,500
	Qatar Industrial Manufacturing Co. QSC	47,636	46,178
	Qatar Insurance Co. SAQ	2,935,877	1,740,419
	Qatar National Cement Co. QSC	509,247	637,003
	Qatar Navigation QSC	1,693,917	4,770,388
*	Salam International Investment Ltd. QSC	7,362,808	1,567,589
	United Development Co. QSC	8,800,296	3,461,588
	Vodafone Qatar QSC	6,956,707	3,198,108

TOTAL QATAR			71,921,044

RUSSIA — (0.0%)
* ††	Etalon Group PLC, GDR	88,415	0
* ††	Gazprom PJSC,Sponsored ADR	9,648,397	0
* ††	Lukoil PJSC, Sponsored ADR	919,241	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	3,296	0
* ††	Rosneft Oil Co. PJSC, GDR	1,520,319	0
* ††	RusHydro PJSC, ADR	4,402,355	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	31,829	0
* ††	VTB Bank PJSC, GDR	5,107,496	0

SAUDI ARABIA — (4.2%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	21,491	103,548
	Al Babtain Power & Telecommunication Co.	187,275	1,121,815
*	Al Etihad Cooperative Insurance Co.	146,932	529,510
*	Al Hassan Ghazi Ibrahim Shaker Co.	65,288	389,896
*	Al Jouf Cement Co.	475,137	1,463,670
*	Al Khaleej Training & Education Co.	227,767	958,299
*	AlAbdullatif Industrial Investment Co.	72,998	344,847
*	AlJazira Takaful Ta’awuni Co.	203,722	830,034
*	Allianz Saudi Fransi Cooperative Insurance Co.	76,641	276,877
	Arab National Bank	1,974,749	16,956,751
	Arabian Cement Co.	371,303	3,712,783
	Arriyadh Development Co.	178,034	961,330
	Astra Industrial Group	195,639	2,864,363
	Bank Al-Jazira	3,490,928	21,719,541
	Banque Saudi Fransi	1,746,023	20,070,498
*	Basic Chemical Industries Ltd.	98,537	958,229
*	Buruj Cooperative Insurance Co.	56,068	240,904
*	Chubb Arabia Cooperative Insurance Co.	27,120	119,009
	City Cement Co.	570,039	3,080,723
*	Dar Al Arkan Real Estate Development Co.	2,711,733	9,702,041
*	Dur Hospitality Co.	306,999	1,739,751
	Eastern Province Cement Co.	299,249	3,523,322
	Electrical Industries Co.	22,922	163,847
*	Emaar Economic City	1,825,796	4,661,958
	Etihad Etisalat Co.	2,186,511	21,286,947
	Gulf Insurance Group	92,486	638,996
	Hail Cement Co.	394,113	1,335,572

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Jazan Energy & Development Co.	187,996	$681,416
	L’Azurde Co. for Jewelry	36,569	140,182
*	Methanol Chemicals Co.	53,134	435,147
*	Middle East Specialized Cables Co.	42,008	132,200
*	Mobile Telecommunications Co. Saudi Arabia	2,552,047	8,814,493
	Najran Cement Co.	664,184	2,243,965
	National Co. for Glass Industries	71,216	731,676
	National Gypsum	37,579	264,248
*	National Industrialization Co.	1,575,421	5,600,995
	Northern Region Cement Co.	737,880	2,301,493
	Riyad Bank	2,878,332	27,509,361
	Sahara International Petrochemical Co.	1,791,938	19,291,768
	Saudi Basic Industries Corp.	3,400,714	79,850,518
	Saudi British Bank	3,218,956	37,287,035
	Saudi Ceramic Co.	50,876	560,481
	Saudi Chemical Co. Holding	333,404	2,603,800
	Saudi Industrial Investment Group	1,398,736	8,356,485
	Saudi Industrial Services Co.	364,483	2,162,173
	Saudi Investment Bank	1,314,527	6,341,256
*	Saudi Kayan Petrochemical Co.	6,316,140	22,125,416
*	Saudi Marketing Co.	80,262	463,943
	Saudi National Bank	2,368,512	37,434,883
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	69,289	488,342
*	Saudi Printing & Packaging Co.	53,298	247,968
*	Saudi Public Transport Co.	27,287	122,765
*	Saudi Reinsurance Co.	314,733	1,114,241
	Savola Group	418,594	3,261,242
*	Seera Group Holding	771,567	3,916,223
*	Sinad Holding Co.	332,674	1,123,633
	Tabuk Cement Co.	353,379	1,642,471
*	Takween Advanced Industries Co.	23,618	66,810
	Umm Al-Qura Cement Co.	230,188	1,137,375
	United International Transportation Co.	15,240	185,480
	United Wire Factories Co.	2,640	21,128
*	Walaa Cooperative Insurance Co.	152,249	550,879
*	Yamama Cement Co.	743,903	5,815,697
	Yanbu Cement Co.	269,659	2,991,138
	Yanbu National Petrochemical Co.	544,046	6,468,658
*	Zamil Industrial Investment Co.	231,061	1,099,406

TOTAL SAUDI ARABIA			415,341,451

SOUTH AFRICA — (3.7%)
	Absa Group Ltd.	3,114,038	33,816,033
	Adcock Ingram Holdings Ltd.	42,701	110,980
	Advtech Ltd.	99,684	96,664
	AECI Ltd.	860,534	4,329,047
	African Rainbow Minerals Ltd.	527,605	7,429,795
	Alexander Forbes Group Holdings Ltd.	3,108,833	838,897
	Altron Ltd., Class A	134,145	64,033
	Alviva Holdings Ltd.	641,511	802,767
	AngloGold Ashanti Ltd., Sponsored ADR	1,106,596	14,441,078
	Aspen Pharmacare Holdings Ltd.	1,158,680	9,531,215
	Astral Foods Ltd.	158,384	1,520,744
	Barloworld Ltd.	1,303,540	7,294,890
*	Blue Label Telecoms Ltd.	2,858,416	802,964
# *	Brait PLC	5,322,564	1,262,545
	Caxton & CTP Publishers & Printers Ltd.	1,280,784	661,997
#	DataTec Ltd.	3,762,864	8,461,297
*	Discovery Ltd.	321,318	2,101,685

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	DRDGOLD Ltd.	958,298	$494,646
	Exxaro Resources Ltd.	775,443	8,640,926
#	Gold Fields Ltd., Sponsored ADR	2,304,508	18,159,523
	Grindrod Ltd.	1,273,685	718,696
#	Grindrod Shipping Holdings Ltd.	67,963	1,752,980
	Harmony Gold Mining Co. Ltd.	1,236,434	3,424,358
	Harmony Gold Mining Co. Ltd., Sponsored ADR	204,875	573,650
	Hudaco Industries Ltd.	160,964	1,198,994
	Impala Platinum Holdings Ltd.	3,454,876	35,373,305
	Investec Ltd.	1,175,172	5,777,930
	KAP Industrial Holdings Ltd.	8,287,397	2,084,093
	Lewis Group Ltd.	831,398	2,179,458
	Life Healthcare Group Holdings Ltd.	3,249,922	3,492,370
	Merafe Resources Ltd.	7,856,984	530,772
	Metair Investments Ltd.	1,094,606	1,649,932
	Momentum Metropolitan Holdings	5,591,672	5,223,123
	Motus Holdings Ltd.	343,938	2,171,494
	Mpact Ltd.	1,853,981	2,824,648
	MTN Group Ltd.	3,073,887	21,724,550
*	Murray & Roberts Holdings Ltd.	4,920,201	1,272,918
	Nedbank Group Ltd.	1,533,069	18,149,686
	Oceana Group Ltd.	130,350	393,151
	Old Mutual Ltd.	17,591,787	9,985,660
	Omnia Holdings Ltd.	1,066,447	4,184,033
Ω	Pepkor Holdings Ltd.	4,128,179	5,101,976
*	PPC Ltd.	7,236,310	878,277
	Raubex Group Ltd.	1,302,830	2,033,066
	RCL Foods Ltd.	159,113	95,015
	Reunert Ltd.	1,053,311	2,647,152
	RFG Holdings Ltd.	23,326	13,328
	Royal Bafokeng Platinum Ltd.	591,722	4,759,377
# *	Sappi Ltd.	2,995,739	9,229,287
	Sasol Ltd.	1,719,839	28,910,568
	Sibanye Stillwater Ltd.	2,877,676	6,740,162
#	Sibanye Stillwater Ltd., ADR	911,976	8,563,455
	Standard Bank Group Ltd.	4,288,338	40,032,656
*	Steinhoff International Holdings NV	936,670	96,389
	Super Group Ltd.	2,495,837	3,532,719
# *	Telkom SA SOC Ltd.	1,522,948	3,024,697
*	Trencor Ltd.	1,135,741	367,900
	Tsogo Sun Gaming Ltd.	899,000	563,764
*	Wilson Bayly Holmes-Ovcon Ltd.	299,156	1,571,411

TOTAL SOUTH AFRICA			363,708,726

SOUTH KOREA — (11.5%)
*	Actoz Soft Co. Ltd.	3,702	16,735
	Aekyung Chemical Co. Ltd.	37,530	244,222
*	Agabang&Company	12,246	26,894
	AJ Networks Co. Ltd.	69,115	284,605
*	Ajin Industrial Co. Ltd.	191,527	371,432
	AK Holdings, Inc.	13,437	106,289
#	Amorepacific Group	62,993	1,090,667
*	Aprogen pharmaceuticals, Inc.	772,918	300,588
#	Asia Cement Co. Ltd.	83,810	544,261
	ASIA Holdings Co. Ltd.	5,076	387,987
	Asia Paper Manufacturing Co. Ltd.	27,225	698,838
	AUK Corp.	137,335	203,165
	Aurora World Corp.	19,282	103,394
	Austem Co. Ltd.	74,800	77,852

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Autech Corp.	12,933	$53,145
*	Barunson Entertainment & Arts Corp.	76,043	43,756
	Bcworld Pharm Co. Ltd.	7,068	33,996
	BGF Co. Ltd.	125,889	288,197
	Binggrae Co. Ltd.	15,376	402,456
*	BioSmart Co. Ltd.	54,215	124,822
	Bixolon Co. Ltd.	27,536	149,859
	Bluecom Co. Ltd.	53,842	152,359
	BNK Financial Group, Inc.	1,040,137	4,674,265
	Bookook Securities Co. Ltd.	20,358	257,942
	BYC Co. Ltd.	752	193,945
	Byucksan Corp.	249,204	339,455
*	Capro Corp.	11,841	18,301
*	Charm Engineering Co. Ltd.	55,208	33,513
	Chinyang Holdings Corp.	83,349	175,649
	Chongkundang Holdings Corp.	8,866	326,625
	Chosun Refractories Co. Ltd.	8,873	476,429
	CJ CheilJedang Corp.	44,070	12,795,361
	CJ Corp.	86,194	4,338,071
	CJ ENM Co. Ltd.	27,238	1,400,537
# *	CJ Logistics Corp.	20,840	1,283,425
	CKD Bio Corp.	2,543	38,864
*	Cloud Air Co. Ltd.	53,283	34,910
*	CODI-M Co. Ltd.	92,116	39,641
	Com2uSCorp.	4,742	235,949
*	Comtec Systems Co. Ltd.	330,288	145,051
*	Cosmecca Korea Co. Ltd.	12,521	57,050
	Coweaver Co. Ltd.	16,593	78,719
	Crown Confectionery Co. Ltd.	11,579	66,105
	CROWNHAITAI Holdings Co. Ltd.	35,198	150,310
	Cuckoo Holdings Co. Ltd.	2,859	32,580
	Cuckoo Homesys Co. Ltd.	2,467	49,652
	Cymechs, Inc.	422	3,564
	Dae Han Flour Mills Co. Ltd.	5,781	522,963
	Dae Hyun Co. Ltd.	170,764	253,025
	Dae Won Kang Up Co. Ltd.	215,821	385,998
*	Dae Yu Co. Ltd.	22,377	52,888
	Daebongls Co. Ltd.	4,061	21,728
#	Daechang Co. Ltd.	318,178	285,306
	Daechang Forging Co. Ltd.	23,600	105,268
#	Daedong Corp.	106,769	857,250
	Daehan Steel Co. Ltd.	69,851	599,420
	Daekyo Co. Ltd.	71,052	114,406
	Daelim B&Co Co. Ltd.	7,997	21,491
#	Daesang Corp.	131,636	1,933,923
	Daesang Holdings Co. Ltd.	69,236	343,728
	Daewon San Up Co. Ltd.	61,406	237,260
# *	Daewoo Engineering & Construction Co. Ltd.	1,087,536	3,202,719
# *	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	111,053	1,424,300
*	Dahaam E-Tec Co. Ltd.	3,535	104,230
	Daihan Pharmaceutical Co. Ltd.	14,428	282,410
	Daishin Securities Co. Ltd.	169,070	1,654,239
#	Daol Investment & Securities Co. Ltd.	266,062	577,169
#	Daou Data Corp.	88,252	961,850
	Daou Technology, Inc.	142,841	1,812,750
	DB Financial Investment Co. Ltd.	179,115	505,510
	DB Insurance Co. Ltd.	267,821	10,569,804
*	DB, Inc.	197,479	104,383
	Deutsch Motors, Inc.	67,324	294,935

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Development Advance Solution Co. Ltd.	63,090	$236,037
	Device ENG Co. Ltd.	1,411	15,367
	DGB Financial Group, Inc.	1,026,507	4,888,020
	DI Dong Il Corp.	56,370	567,839
	Display Tech Co. Ltd.	36,701	125,476
	DL Construction Co. Ltd.	7,274	67,071
#	DL E&C Co. Ltd.	238,320	5,749,739
#	DL Holdings Co. Ltd.	79,433	3,423,003
	DMS Co. Ltd.	60,802	199,971
	DN Automotive Corp.	7,797	316,929
	Dong A Eltek Co. Ltd.	36,986	161,554
	Dong-A Socio Holdings Co. Ltd.	5,524	395,008
	Dong-A ST Co. Ltd.	9,733	372,029
	Dong-Ah Geological Engineering Co. Ltd.	8,041	74,337
*	Dongbang Transport Logistics Co. Ltd.	22,082	33,214
	Dongbu Corp.	36,803	175,697
	Dongil Industries Co. Ltd.	4,582	574,275
	Dongkuk Industries Co. Ltd.	200,221	659,674
#	Dongkuk Steel Mill Co. Ltd.	382,354	3,063,694
	Dongsung Chemical Co. Ltd.	159,407	493,730
	Dongwha Pharm Co. Ltd.	51,207	324,111
	Dongwon Development Co. Ltd.	229,359	572,452
	Dongwon F&B Co. Ltd.	3,010	272,447
#	Dongwon Industries Co. Ltd.	7,116	1,148,340
*	Dongwoo Farm To Table Co. Ltd.	14,971	28,556
#	Dongyang E&P, Inc.	28,974	255,844
	Doosan Bobcat, Inc.	233,044	5,469,299
#	Doosan Co. Ltd.	38,417	2,081,383
	DoubleUGames Co. Ltd.	26,816	901,236
	DY Corp.	99,543	379,059
	DY POWER Corp.	23,114	177,344
	Eagon Industrial Ltd.	37,684	197,550
	Easy Holdings Co. Ltd.	265,832	535,853
	e-LITECOM Co. Ltd.	12,362	46,986
	E-MART, Inc.	71,124	4,216,420
	Estechpharma Co. Ltd.	22,481	115,388
	Eugene Corp.	285,673	681,687
	Eugene Investment & Securities Co. Ltd.	375,364	603,680
	Eusu Holdings Co. Ltd.	64,565	312,603
	Exicon Co. Ltd.	6,081	38,821
	Farmsco	43,103	111,144
#	Fila Holdings Corp.	148,106	3,392,037
	Fursys, Inc.	20,360	391,488
	Gaon Cable Co. Ltd.	22,749	266,365
	Gemvaxlink Co. Ltd.	117,017	84,907
	Geumhwa PSC Co. Ltd.	976	19,134
	GMB Korea Corp.	48,932	166,436
	Golfzon Newdin Holdings Co. Ltd.	125,101	472,075
	Green Cross Holdings Corp.	28,431	345,538
	GS Engineering & Construction Corp.	255,772	3,886,392
*	GS Global Corp.	240,697	454,861
	GS Holdings Corp.	259,979	8,385,764
	GS Retail Co. Ltd.	75,400	1,342,608
	Gwangju Shinsegae Co. Ltd.	19,015	420,203
	Haitai Confectionery & Foods Co. Ltd.	12,558	51,817
	Hana Financial Group, Inc.	1,199,113	34,667,994
	HanChang Paper Co. Ltd.	21,637	22,613
	Handok, Inc.	19,195	218,111
	Handsome Co. Ltd.	86,395	1,519,495

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hanil Holdings Co. Ltd.	81,808	$579,431
	Hanjin Transportation Co. Ltd.	51,217	693,293
	Hankook Tire & Technology Co. Ltd.	287,704	7,369,323
	Hanshin Construction Co. Ltd.	46,887	289,643
	Hansol Holdings Co. Ltd.	188,105	416,962
	Hansol HomeDeco Co. Ltd.	394,971	291,908
	Hansol Paper Co. Ltd.	98,797	945,061
*	Hansol Technics Co. Ltd.	152,097	554,320
#	Hanwha Corp.	199,012	3,541,049
*	Hanwha General Insurance Co. Ltd.	217,393	561,025
	Hanwha Investment & Securities Co. Ltd.	614,846	1,058,673
# *	Hanwha Life Insurance Co. Ltd.	1,698,564	2,600,450
*	Hanwha Solutions Corp.	199,868	6,605,367
	Hanyang Eng Co. Ltd.	57,968	552,382
	Hanyang Securities Co. Ltd.	48,595	295,709
	Harim Holdings Co. Ltd.	217,823	1,074,788
#	HD Hyundai Co. Ltd.	164,915	7,040,099
	HDC Holdings Co. Ltd.	14,787	56,642
	HDC Hyundai Development Co. Engineering & Construction, Class E	100,792	706,431
	HDC Hyundai Engineering Plastics Co. Ltd.	71,923	195,907
*	Heungkuk Fire & Marine Insurance Co. Ltd.	81,716	169,091
	High Tech Pharm Co. Ltd.	8,554	54,750
	Hitejinro Holdings Co. Ltd.	41,023	290,573
	HL D&I Halla Corp.	124,417	248,020
	HL Holdings Corp.	41,387	914,140
#	HMM Co. Ltd.	526,639	7,044,814
	HS Industries Co. Ltd.	21,523	56,725
*	Huneed Technologies	54,858	239,592
	Huons Global Co. Ltd.	19,207	238,168
#	Huvis Corp.	95,448	329,511
	Hwa Shin Co. Ltd.	34,043	212,496
	Hwacheon Machine Tool Co. Ltd.	6,607	145,346
	Hwangkum Steel & Technology Co. Ltd.	54,167	272,450
	Hwaseung Corp. Co. Ltd.	28,523	26,613
	HwaSung Industrial Co. Ltd.	40,091	310,466
	Hy-Lok Corp.	45,195	654,159
#	Hyosung Corp.	34,661	1,665,205
	Hyosung TNC Corp.	5,144	942,532
	Hyundai BNG Steel Co. Ltd.	54,999	400,571
	Hyundai Construction Equipment Co. Ltd.	79,410	2,391,363
	Hyundai Corp.	45,004	511,098
	Hyundai Corp. Holdings, Inc.	31,933	227,361
	Hyundai Department Store Co. Ltd.	78,350	2,971,635
# *	Hyundai Doosan Infracore Co. Ltd.	977,077	3,798,525
	Hyundai Engineering & Construction Co. Ltd.	269,031	6,577,094
	Hyundai Futurenet Co. Ltd.	220,789	408,566
	Hyundai Glovis Co. Ltd.	38,141	4,648,900
#	Hyundai Greenfood Co. Ltd.	278,992	1,273,627
	Hyundai Home Shopping Network Corp.	36,541	1,147,969
	Hyundai Livart Furniture Co. Ltd.	68,316	403,312
#	Hyundai Marine & Fire Insurance Co. Ltd.	324,982	7,589,347
	Hyundai Mobis Co. Ltd.	204,717	31,399,357
#	Hyundai Motor Co.	371,214	42,778,130
	Hyundai Motor Securities Co. Ltd.	115,174	744,248
	Hyundai Steel Co.	330,237	6,498,342
#	Hyundai Wia Corp.	58,341	2,495,790
	ICD Co. Ltd.	17,715	105,115
	IDIS Holdings Co. Ltd.	25,924	199,202
	Iljin Electric Co. Ltd.	95,282	291,997

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Iljin Holdings Co. Ltd.	91,947	$258,683
#	Ilshin Spinning Co. Ltd.	8,448	616,249
	Ilsung Pharmaceuticals Co. Ltd.	5,843	436,255
*	iMarketKorea, Inc.	88,543	639,772
#	Industrial Bank of Korea	1,133,792	8,309,118
	INITECH Co. Ltd.	1,033	2,354
*	INNO Instrument, Inc.	52,863	44,668
	Innocean Worldwide, Inc.	19,135	538,971
	INTOPS Co. Ltd.	68,533	1,336,820
	Inzi Controls Co. Ltd.	8,200	45,994
	INZI Display Co. Ltd.	114,878	133,312
#	IS Dongseo Co. Ltd.	61,006	1,348,157
	JB Financial Group Co. Ltd.	646,983	3,257,905
	JC Hyun System, Inc.	50,382	127,580
*	JNTC Co. Ltd.	45,564	149,237
	Kangnam Jevisco Co. Ltd.	19,813	291,100
	KAON Media Co. Ltd.	24,658	101,704
	KB Financial Group, Inc., ADR	2,132,213	71,514,424
	KC Co. Ltd.	40,765	442,729
	KC Green Holdings Co. Ltd.	76,623	133,725
	KC Tech Co. Ltd.	20,518	216,991
#	KCC Corp.	16,696	2,851,479
	KCC Engineering & Construction Co. Ltd.	9,136	37,340
	KCC Glass Corp.	69,948	1,897,286
	KCTC	7,171	20,350
*	KEC Holdings Co. Ltd.	22,537	18,962
	KG Chemical Corp.	3,173	51,151
#	Kginicis Co. Ltd.	27,461	247,224
	KGMobilians Co. Ltd.	34,364	136,793
	Kia Corp.	1,032,241	47,969,051
	KISCO Corp.	79,360	323,965
	KISCO Holdings Co. Ltd.	40,219	363,727
	KISWIRE Ltd.	61,260	770,637
#	KIWOOM Securities Co. Ltd.	89,433	5,060,207
*	KleanNara Co. Ltd.	53,229	108,881
	Kolmar Korea Holdings Co. Ltd.	29,261	282,996
	Kolon Corp.	38,037	602,206
#	Kolon Global Corp.	30,280	284,469
	Kolon Industries, Inc.	96,422	2,936,191
	Komelon Corp.	29,152	207,535
	Kook Soon Dang Brewery Co. Ltd.	26,660	121,455
	Kopla Co. Ltd.	9,387	32,137
#	Korea Alcohol Industrial Co. Ltd.	78,635	581,454
	Korea Asset In Trust Co. Ltd.	256,587	522,057
	Korea Electric Terminal Co. Ltd.	34,640	1,258,352
	Korea Export Packaging Industrial Co. Ltd.	1,813	32,196
	Korea Flange Co. Ltd.	151,751	255,360
	Korea Investment Holdings Co. Ltd.	218,509	7,585,270
*	Korea Line Corp.	871,544	1,202,627
	Korea Petrochemical Ind Co. Ltd.	19,867	1,647,455
	Korea Real Estate Investment & Trust Co. Ltd.	856,608	819,884
# *	Korea Shipbuilding & Offshore Engineering Co. Ltd.	133,872	6,819,626
*	Korean Air Lines Co. Ltd.	56,930	921,926
	Korean Reinsurance Co.	491,832	2,535,899
*	Kortek Corp.	54,034	343,624
	KPX Chemical Co. Ltd.	12,798	428,815
	KSS LINE Ltd.	82,545	520,609
	KT Skylife Co. Ltd.	142,233	816,402
	KT&G Corp.	68,678	4,612,519

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KTCS Corp.	168,949	$255,931
	Ktis Corp.	152,732	262,466
	Kukdo Chemical Co. Ltd.	10,292	312,292
*	Kukdong Corp.	11,431	8,291
	Kukdong Oil & Chemicals Co. Ltd.	26,930	67,452
*	Kumho HT, Inc.	85,504	59,926
	Kumho Petrochemical Co. Ltd.	42,956	3,937,967
*	Kumho Tire Co., Inc.	476,127	1,029,283
	KUMHOE&C Co. Ltd.	7,074	30,010
	Kumkang Kind Co. Ltd.	96,105	350,246
	Kwang Dong Pharmaceutical Co. Ltd.	76,797	318,321
*	KX Hitech Co. Ltd.	81,334	74,935
#	Kyeryong Construction Industrial Co. Ltd.	42,646	510,662
	Kyobo Securities Co. Ltd.	108,288	396,503
#	Kyungbang Co. Ltd.	61,163	469,757
	Kyungdong Pharm Co. Ltd.	14,689	75,810
	Kyung-In Synthetic Corp.	6,399	21,365
	LEADCORP, Inc.	85,015	451,185
	Lee Ku Industrial Co. Ltd.	20,154	42,724
	LF Corp.	106,031	1,103,618
	LG Corp.	313,441	17,400,051
#	LG Display Co. Ltd., ADR	2,861,480	12,704,971
	LG Electronics, Inc.	565,137	32,280,755
	LG HelloVision Co. Ltd.	143,379	456,499
	LG Uplus Corp.	1,231,765	9,891,419
	LMS Co. Ltd.	162	786
#	Lotte Chemical Corp.	61,100	6,331,084
#	Lotte Chilsung Beverage Co. Ltd.	15,560	1,532,253
	Lotte Confectionery Co. Ltd.	6,080	554,409
#	Lotte Corp.	93,211	2,130,164
*	Lotte Data Communication Co.	8,187	134,016
#	LOTTE Fine Chemical Co. Ltd.	86,140	3,387,325
	LOTTE Himart Co. Ltd.	52,285	483,785
# *	Lotte Non-Life Insurance Co. Ltd.	404,670	419,907
	Lotte Shopping Co. Ltd.	44,648	2,733,623
	LS Corp.	81,848	3,813,670
#	LS Electric Co. Ltd.	6,851	264,044
*	Lumens Co. Ltd.	190,857	140,522
*	LVMC Holdings	274,553	522,342
	LX Hausys Ltd.	40,046	903,414
*	LX Holdings Corp.	153,703	935,706
	LX International Corp.	162,132	4,618,056
	Maeil Dairies Co. Ltd.	6,841	225,890
	Maeil Holdings Co. Ltd.	11,288	66,791
	MegaStudy Co. Ltd.	43,791	337,836
	Meritz Financial Group, Inc.	44,989	683,783
	Meritz Securities Co. Ltd.	1,586,143	4,112,984
	Mi Chang Oil Industrial Co. Ltd.	4,014	209,639
	Mirae Asset Life Insurance Co. Ltd.	388,009	721,298
#	Mirae Asset Securities Co. Ltd.	1,500,541	6,679,697
	MK Electron Co. Ltd.	88,121	623,089
*	Mobase Co. Ltd.	21,024	42,982
*	Mobase Electronics Co. Ltd.	16,407	15,282
	Moonbae Steel Co. Ltd.	8,945	21,195
	Moorim P&P Co. Ltd.	125,039	396,981
	Moorim Paper Co. Ltd.	140,508	239,452
#	Motonic Corp.	51,452	275,009
	Muhak Co. Ltd.	53,110	179,411
	Nam Hwa Construction Co. Ltd.	23,163	106,766

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Namyang Dairy Products Co. Ltd.	2,139	$545,444
	NEOWIZ HOLDINGS Corp.	19,890	337,580
# Ω	Netmarble Corp.	20,493	640,424
	Nexen Corp.	134,544	377,626
#	Nexen Tire Corp.	208,239	1,126,837
	NH Investment & Securities Co. Ltd.	625,538	3,933,176
*	NHN Corp.	111,106	1,786,672
	NI Steel Co. Ltd.	8,824	23,835
	NICE Holdings Co. Ltd.	15,181	131,561
	Nice Information & Telecommunication, Inc.	10,279	190,966
	NICE Total Cash Management Co. Ltd.	7,446	24,071
*	NK Co. Ltd.	25,998	16,230
	Nong Shim Holdings Co. Ltd.	11,334	487,352
	Nong Woo Bio Co. Ltd.	21,556	121,503
#	NongShim Co. Ltd.	12,676	2,685,052
	NOROO Paint & Coatings Co. Ltd.	66,016	358,002
	NPC	116,690	553,159
#	OCI Co. Ltd.	82,048	5,860,278
	Okong Corp.	4,362	9,696
	Opto Device Technology Co. Ltd.	18,051	66,139
	OPTUS Pharmaceutical Co. Ltd.	21,387	92,962
#	Orion Holdings Corp.	139,106	1,394,976
* ††	Osung Advanced Materials Co. Ltd.	178,760	278,898
	Ottogi Corp.	2,115	655,126
#	Paik Kwang Industrial Co. Ltd.	141,258	439,652
#	Pan Ocean Co. Ltd.	1,250,644	3,766,084
*	Pan-Pacific Co. Ltd.	113,324	95,299
#	PHA Co. Ltd.	51,383	219,777
	PJ Electronics Co. Ltd.	10,236	44,723
#	Poongsan Corp.	111,735	2,044,672
#	Poongsan Holdings Corp.	28,395	507,766
#	POSCO Holdings, Inc., Sponsored ADR	903,713	39,203,070
	POSCO Holdings, Inc.	85,423	14,888,437
#	Posco International Corp.	275,976	3,992,926
*	Power Logics Co. Ltd.	9,657	36,316
	Protec Co. Ltd.	4,528	69,305
	Pulmuone Co. Ltd.	16,524	118,737
	Rayence Co. Ltd.	15,304	102,983
*	RFTech Co. Ltd.	49,408	151,934
	Sajo Industries Co. Ltd.	12,815	374,843
	Sajodaerim Corp.	10,562	175,770
	Sam Young Electronics Co. Ltd.	67,266	462,472
	Sambo Corrugated Board Co. Ltd.	31,268	220,308
	Sambo Motors Co. Ltd.	63,534	261,262
	Samho Development Co. Ltd.	108,856	296,149
	SAMHWA Paints Industrial Co. Ltd.	68,665	299,490
	Samick Musical Instruments Co. Ltd.	311,281	257,429
	Samji Electronics Co. Ltd.	15,508	88,463
	Samjin LND Co. Ltd.	82,899	166,315
	Sammok S-Form Co. Ltd.	28,515	334,547
#	SAMPYO Cement Co. Ltd.	200,830	495,380
	Samsung C&T Corp.	223,876	18,584,296
#	Samsung Card Co. Ltd.	110,883	2,403,826
#	Samsung Electronics Co. Ltd.	2,272,366	94,575,472
	Samsung Fire & Marine Insurance Co. Ltd.	120,085	16,841,844
*	Samsung Heavy Industries Co. Ltd.	350,443	1,265,139
	Samsung Life Insurance Co. Ltd.	235,714	11,139,311
	Samsung Securities Co. Ltd.	266,088	5,920,140
	SAMT Co. Ltd.	4,061	7,345

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Samyang Corp.	20,184	$525,194
	Samyang Holdings Corp.	21,647	939,479
	Samyang Packaging Corp.	1,251	13,953
	Samyang Tongsang Co. Ltd.	7,531	264,755
	Sangsangin Co. Ltd.	73,576	334,035
	SAVEZONE I&C Corp.	83,806	151,345
	Seah Besteel Holdings Corp.	93,336	1,096,005
	SeAH Holdings Corp.	4,354	310,169
	SeAH Steel Corp.	6,967	678,100
	SeAH Steel Holdings Corp.	8,469	803,509
	Sebang Co. Ltd.	60,229	694,779
	Sebang Global Battery Co. Ltd.	34,642	945,869
	Sejong Industrial Co. Ltd.	99,330	321,827
	Sejong Telecom, Inc.	165,700	78,085
	Sempio Co.	1,814	63,492
	Sempio Foods Co.	327	7,204
	Seohan Co. Ltd.	493,982	353,077
	Seoul Semiconductor Co. Ltd.	140,059	1,025,106
	Seowon Co. Ltd.	103,160	92,874
	SEOWONINTECH Co. Ltd.	6,241	24,780
	Seoyon Co. Ltd.	80,525	294,430
	Seoyon E-Hwa Co. Ltd.	81,828	408,818
††	Sewon Precision Industry Co. Ltd.	1,457	1,552
	SGC e Tec E&C Co. Ltd.	9,146	215,583
	SGC Energy Co. Ltd.	1,025	22,576
#	Shindaeyang Paper Co. Ltd.	10,487	609,357
	Shinhan Financial Group Co. Ltd.	947,124	24,072,620
#	Shinhan Financial Group Co. Ltd., ADR	1,013,296	25,626,255
	Shinsegae Engineering & Construction Co. Ltd.	14,942	170,743
	Shinsegae Food Co. Ltd.	2,444	82,116
	Shinsegae Information & Communication Co. Ltd.	6,640	57,703
	Shinsegae, Inc.	34,791	5,180,190
	Shinwon Corp.	30,816	33,263
	Shinyoung Securities Co. Ltd.	25,871	1,003,802
	Silla Co. Ltd.	36,116	282,501
#	SIMPAC, Inc.	120,658	528,759
	Sindoh Co. Ltd.	26,365	595,747
	Sinil Pharm Co. Ltd.	27,257	153,507
	SK Chemicals Co. Ltd.	6,802	421,403
	SK D&D Co. Ltd.	845	12,210
	SK Discovery Co. Ltd.	63,684	1,326,161
	SK Gas Ltd.	4,620	369,410
	SK Hynix, Inc.	1,932,360	111,867,237
*	SK Innovation Co. Ltd.	195,623	23,687,640
	SK Networks Co. Ltd.	751,085	2,121,420
*	SK Rent A Car Co. Ltd.	16,176	73,841
	SK Securities Co. Ltd.	2,022,063	929,801
	SK, Inc.	93,441	14,002,010
#	SL Corp.	69,240	1,489,987
* ††	S-MAC Co. Ltd.	133,979	166,333
	SNT Dynamics Co. Ltd.	49,889	302,329
	SNT Holdings Co. Ltd.	36,374	364,789
	SNT Motiv Co. Ltd.	52,637	1,629,014
*	SNU Precision Co. Ltd.	34,211	57,344
*	Solborn, Inc.	43,010	107,976
	Songwon Industrial Co. Ltd.	41,113	496,518
	Soulbrain Holdings Co. Ltd.	14,138	229,178
	Spigen Korea Co. Ltd.	7,426	166,432
# * ††	Ssangyong Motor Co.	106,487	373,783

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Suheung Co. Ltd.	12,002	$282,379
#	Sung Kwang Bend Co. Ltd.	106,064	1,032,691
*	Sungchang Enterprise Holdings Ltd.	264,331	344,813
	Sungdo Engineering & Construction Co. Ltd.	52,687	169,880
#	Sungshin Cement Co. Ltd.	106,361	709,963
#	Sungwoo Hitech Co. Ltd.	306,796	1,112,731
	Sunjin Co. Ltd.	49,238	274,450
	SurplusGLOBAL, Inc.	18,242	32,273
	Tae Kyung Industrial Co. Ltd.	64,197	290,235
#	Taekwang Industrial Co. Ltd.	1,637	807,342
* ††	Taewoong Co. Ltd.	82,505	580,408
	Taeyoung Engineering & Construction Co. Ltd.	125,689	370,117
*	Theragen Etex Co. Ltd.	57,606	159,306
*	Thinkware Systems Corp.	22,469	214,938
	TK Corp.	35,200	404,183
	Tongyang Life Insurance Co. Ltd.	252,725	907,235
	Tongyang, Inc.	243,708	169,373
*	Top Engineering Co. Ltd.	67,035	235,995
# *	Toptec Co. Ltd.	72,766	344,632
	Tovis Co. Ltd.	73,482	447,972
	TS Corp.	227,356	405,210
*	TY Holdings Co. Ltd.	136,004	1,005,976
	Uju Electronics Co. Ltd.	7,213	81,297
	Unid Co. Ltd.	30,125	1,628,436
	Uniquest Corp.	37,513	219,971
	Viatron Technologies, Inc.	21,325	125,174
	Visang Education, Inc.	45,065	185,229
*	Vivien Corp.	27,071	23,831
	Whanin Pharmaceutical Co. Ltd.	27,854	336,190
*	WillBes & Co.	332,697	169,270
	WiSoL Co. Ltd.	74,300	329,731
*	WONIK CUBE Corp.	25,551	35,075
*	Wonik Holdings Co. Ltd.	245,189	572,114
#	Wonik Materials Co. Ltd.	12,961	268,986
#	Woongjin Thinkbig Co. Ltd.	82,732	132,137
	Woori Financial Group, Inc.	1,958,138	16,158,551
	Woorison F&G Co. Ltd.	126,099	151,946
	WooSung Co. Ltd.	8,579	122,506
*	Woowon Development Co. Ltd.	11,038	25,482
	Y G-1 Co. Ltd.	95,992	388,831
	YAS Co. Ltd.	5,678	28,435
*	Y-entec Co. Ltd.	43,424	252,934
	Yoosung Enterprise Co. Ltd.	98,733	183,221
#	Young Poong Corp.	2,149	949,612
	Young Poong Precision Corp.	53,659	442,094
#	Youngone Corp.	123,827	4,104,295
	Youngone Holdings Co. Ltd.	26,091	990,211
	Yuanta Securities Korea Co. Ltd.	525,641	886,102
	YuHwa Securities Co. Ltd.	130,435	209,161
	Yuyu Pharma, Inc.	30,382	129,156
	Zeus Co. Ltd.	19,973	328,079

TOTAL SOUTH KOREA			1,143,552,429

TAIWAN — (15.5%)
	Abico Avy Co. Ltd.	741,364	434,208
#	Ability Enterprise Co. Ltd.	1,242,330	771,913
#	AcBel Polytech, Inc.	751,000	640,368
#	Acer, Inc.	14,764,109	10,102,198
#	ACES Electronic Co. Ltd.	580,778	542,682

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Acter Group Corp. Ltd.	52,000	$151,602
	Advanced International Multitech Co. Ltd.	522,000	1,502,071
	Advanced Optoelectronic Technology, Inc.	543,000	272,224
#	AEON Motor Co. Ltd.	67,000	84,177
#	AGV Products Corp.	2,339,211	670,794
*	Airmate Cayman International Co. Ltd.	50,557	25,584
#	Alltek Technology Corp.	177,120	167,034
#	Alpha Networks, Inc.	1,670,086	1,385,239
#	Altek Corp.	1,483,365	1,537,699
*	Ambassador Hotel	1,454,000	1,407,106
	Ampire Co. Ltd.	17,000	13,757
	AMPOC Far-East Co. Ltd.	534,000	671,466
#	AmTRAN Technology Co. Ltd.	4,221,011	1,210,789
#	Apacer Technology, Inc.	543,210	672,157
#	APCB, Inc.	740,000	366,543
	Apex Biotechnology Corp.	59,000	42,622
#	Apex International Co. Ltd.	709,263	1,083,243
	Apex Science & Engineering.	92,536	28,255
	Arcadyan Technology Corp.	269,000	750,180
#	Ardentec Corp.	2,437,058	3,156,490
	Argosy Research, Inc.	31,000	58,326
	ASE Technology Holding Co. Ltd.	12,821,000	31,656,958
#	Asia Cement Corp.	8,570,589	9,910,038
	Asia Electronic Material Co. Ltd.	144,000	67,803
#	Asia Optical Co., Inc.	91,000	161,366
*	Asia Pacific Telecom Co. Ltd.	5,141,204	1,008,721
*	Asia Plastic Recycling Holding Ltd.	1,211,942	270,018
	Asia Polymer Corp.	2,230,530	1,716,312
	Asia Tech Image, Inc.	68,000	114,052
#	Asia Vital Components Co. Ltd.	1,425,984	4,496,808
#	Asustek Computer, Inc.	3,630,000	26,539,892
	Aten International Co. Ltd.	7,000	16,415
	Audix Corp.	399,332	623,727
	AUO Corp.	1,912,650	998,185
	AUO Corp.	3,110,252	22,082,789
#	Aver Information, Inc.	129,000	156,697
	Avermedia Technologies	109,600	66,276
*	Azurewave Technologies, Inc.	15,000	8,538
	Bank of Kaohsiung Co. Ltd.	3,049,204	1,161,737
	Basso Industry Corp.	225,000	269,236
	BenQ Materials Corp.	69,000	62,129
	BES Engineering Corp.	7,377,443	1,826,537
	Bin Chuan Enterprise Co. Ltd.	239,000	160,277
#	Biostar Microtech International Corp.	951,055	375,779
	Bizlink Holding, Inc.	11,000	83,884
#	Bright Led Electronics Corp.	539,000	237,729
	Brighton-Best International Taiwan, Inc.	62,000	64,379
	C Sun Manufacturing Ltd.	18,540	25,143
*	Cameo Communications, Inc.	1,053,712	302,576
	Capital Securities Corp.	10,216,158	3,164,826
# *	Career Technology MFG. Co. Ltd.	1,459,085	1,087,976
#	Carnival Industrial Corp.	806,007	267,213
	Catcher Technology Co. Ltd.	2,437,000	12,801,710
	Cathay Chemical Works	313,000	232,533
#	Cathay Financial Holding Co. Ltd.	37,255,459	43,600,333
	Cathay Real Estate Development Co. Ltd.	3,257,694	1,465,082
#	Cayman Engley Industrial Co. Ltd.	104,000	204,895
#	Celxpert Energy Corp.	419,000	384,285
#	Central Reinsurance Co. Ltd.	772,366	426,321

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Chain Chon Industrial Co. Ltd.	673,419	$254,528
*	ChainQui Construction Development Co. Ltd.	571,393	252,629
#	Champion Building Materials Co. Ltd.	1,403,828	400,663
	Chang Hwa Commercial Bank Ltd.	17,114,978	8,807,540
#	Channel Well Technology Co. Ltd.	545,000	403,692
	Charoen Pokphand Enterprise	99,600	233,851
	CHC Healthcare Group	618,000	756,555
	CHC Resources Corp.	17,000	23,547
#	Chen Full International Co. Ltd.	281,000	296,276
	Chenbro Micom Co. Ltd.	17,000	34,817
	Cheng Loong Corp.	4,361,659	3,541,871
#	Cheng Mei Materials Technology Corp.	2,484,000	710,633
#	Cheng Shin Rubber Industry Co. Ltd.	5,637,000	5,639,748
	Cheng Uei Precision Industry Co. Ltd.	2,264,635	2,356,826
*	Chenming Electronic Technology Corp.	455,000	190,932
#	Chia Chang Co. Ltd.	635,000	660,868
	Chia Hsin Cement Corp.	2,546,191	1,250,499
	Chian Hsing Forging Industrial Co. Ltd.	45,100	44,020
	Chicony Electronics Co. Ltd.	170,000	421,757
#	Chien Kuo Construction Co. Ltd.	857,797	289,849
	Chien Shing Harbour Service Co. Ltd.	24,496	24,822
	China Airlines Ltd.	13,057,353	6,835,253
#	China Bills Finance Corp.	3,514,000	1,548,315
#	China Chemical & Pharmaceutical Co. Ltd.	1,307,264	818,552
	China Container Terminal Corp.	82,000	50,757
	China Development Financial Holding Corp.	55,911,205	20,344,727
#	China Electric Manufacturing Corp.	1,100,432	471,468
#	China General Plastics Corp.	1,432,585	876,638
	China Glaze Co. Ltd.	602,799	224,955
*	China Man-Made Fiber Corp.	7,206,014	1,725,863
	China Metal Products	1,631,969	1,355,868
	China Motor Corp.	1,289,099	1,668,419
#	China Petrochemical Development Corp.	20,134,068	5,853,694
#	China Steel Corp.	58,950,320	49,071,448
#	China Wire & Cable Co. Ltd.	463,600	360,333
#	Chinese Maritime Transport Ltd.	463,270	460,140
	Ching Feng Home Fashions Co. Ltd.	41,000	21,101
#	Chin-Poon Industrial Co. Ltd.	2,207,815	1,879,772
#	Chipbond Technology Corp.	2,002,000	3,373,940
	ChipMOS Technologies, Inc.	3,037,085	2,982,678
	ChipMOS Technologies, Inc., ADR	26,177	517,253
	Chong Hong Construction Co. Ltd.	56,000	123,541
#	Chun YU Works & Co. Ltd.	834,750	571,628
#	Chun Yuan Steel Industry Co. Ltd.	2,324,287	1,068,487
#	Chung Hsin Electric & Machinery Manufacturing Corp.	1,966,250	3,007,430
#	Chung Hung Steel Corp.	3,724,000	2,269,209
	Chung Hwa Chemical Industrial Works Ltd.	57,000	40,817
#	Chung Hwa Pulp Corp.	2,158,353	1,112,699
* ††	Chung Shing Textile Co.	600	0
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	35,000	55,697
	Chunghwa Precision Test Tech Co. Ltd.	4,000	47,024
	Chyang Sheng Dyeing & Finishing Co. Ltd.	167,000	71,478
	Clevo Co.	1,257,000	1,197,961
	CMC Magnetics Corp.	5,117,019	1,027,884
#	CoAsia Electronics Corp.	319,704	107,451
#	Collins Co. Ltd.	610,224	271,295
#	Compal Electronics, Inc.	19,745,332	12,914,794
	Compeq Manufacturing Co. Ltd.	5,201,000	7,026,175
	Compucase Enterprise	57,000	46,750

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Concord Securities Co. Ltd.	2,251,489	$653,763
	Continental Holdings Corp.	2,274,540	1,966,136
	Contrel Technology Co. Ltd.	714,000	307,431
	Coretronic Corp.	2,059,800	3,187,248
	Co-Tech Development Corp.	58,000	78,297
#	Coxon Precise Industrial Co. Ltd.	434,000	158,534
*	CSBC Corp. Taiwan	50,000	22,783
#	CTBC Financial Holding Co. Ltd.	74,971,073	47,361,988
	CviLux Corp.	109,000	101,619
	CX Technology Co. Ltd.	51,750	34,288
#	CyberTAN Technology, Inc.	799,000	539,301
#	DA CIN Construction Co. Ltd.	1,728,579	1,605,355
	Da-Li Development Co. Ltd.	30,000	24,509
#	Darfon Electronics Corp.	353,000	413,697
*	Darwin Precisions Corp.	2,351,635	625,501
	De Licacy Industrial Co. Ltd.	98,000	42,206
	Depo Auto Parts Ind Co. Ltd.	501,000	1,030,645
* ††	DER PAO Construction	1,139,000	0
#	D-Link Corp.	2,996,068	1,348,332
	Dr Wu Skincare Co. Ltd.	27,000	71,374
	Dyaco International, Inc.	51,000	56,298
	Dynamic Holding Co. Ltd.	1,391,873	699,770
	Dynapack International Technology Corp.	845,000	1,791,699
	E.Sun Financial Holding Co. Ltd.	30,608,487	21,997,216
	Eastern Media International Corp.	40,500	26,049
# *	Edimax Technology Co. Ltd.	982,902	454,295
#	Edison Opto Corp.	636,250	274,790
#	Edom Technology Co. Ltd.	1,035,350	872,388
	Elite Advanced Laser Corp.	103,000	111,962
#	Elite Semiconductor Microelectronics Technology, Inc.	782,000	1,505,327
*	Elitegroup Computer Systems Co. Ltd.	1,919,395	1,218,068
††	ENG Electric Co. Ltd.	239,997	1,020
#	Ennoconn Corp.	142,599	815,373
	Ennostar, Inc.	2,255,210	2,864,608
	EnTie Commercial Bank Co. Ltd.	2,417,232	1,075,281
	Epileds Technologies, Inc.	79,000	33,614
	Eson Precision Ind Co. Ltd.	12,000	21,868
	Eternal Materials Co. Ltd.	1,729,487	1,602,523
	Eva Airways Corp.	12,090,355	8,730,715
# *	Everest Textile Co. Ltd.	2,357,813	557,903
	Evergreen International Storage & Transport Corp.	2,736,000	2,197,863
	Evergreen Marine Corp. Taiwan Ltd.	2,295,658	9,766,419
	Evergreen Steel Corp.	23,000	34,354
	Everlight Chemical Industrial Corp.	750,950	403,224
	Everlight Electronics Co. Ltd.	2,381,000	2,525,105
	Excel Cell Electronic Co. Ltd.	37,000	26,686
	Excelsior Medical Co. Ltd.	561,253	1,073,741
	Far Eastern Department Stores Ltd.	6,248,445	3,488,606
	Far Eastern International Bank	14,956,979	4,913,020
	Far Eastern New Century Corp.	13,016,528	12,973,669
	Farcent Enterprise Co. Ltd.	11,000	18,215
#	Farglory Land Development Co. Ltd.	1,437,264	2,371,407
*	Federal Corp.	1,223,160	704,209
	Feedback Technology Corp.	63,000	139,680
	Feng Hsin Steel Co. Ltd.	21,000	36,622
#	First Financial Holding Co. Ltd.	31,667,229	24,292,023
	First Hi-Tec Enterprise Co. Ltd.	11,000	13,587
	First Hotel	890,857	382,562
#	First Insurance Co. Ltd.	1,382,064	602,195

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
# *	First Steamship Co. Ltd.	3,419,042	$847,454
#	FIT Holding Co. Ltd.	241,150	174,013
#	FLEXium Interconnect, Inc.	1,328,000	3,762,130
	FOCI Fiber Optic Communications, Inc.	32,000	21,613
	Forcecon Tech Co. Ltd.	93,000	131,581
	Forest Water Environment Engineering Co. Ltd.	21,400	18,705
	Formosa Advanced Technologies Co. Ltd.	995,000	1,160,011
	Formosa Chemicals & Fibre Corp.	5,943,000	12,809,994
#	Formosa Laboratories, Inc.	575,478	842,645
	Formosa Petrochemical Corp.	30,000	77,187
#	Formosa Plastics Corp.	9,403,000	24,225,990
#	Formosa Taffeta Co. Ltd.	3,046,511	2,422,531
#	Formosan Rubber Group, Inc.	1,319,957	810,175
#	Formosan Union Chemical	1,885,843	1,186,837
	Founding Construction & Development Co. Ltd.	1,012,418	539,569
	Foxconn Technology Co. Ltd.	3,437,142	4,811,362
#	Franbo Lines Corp.	190,360	85,224
	Froch Enterprise Co. Ltd.	1,037,734	714,360
	FSP Technology, Inc.	793,292	908,435
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	117,570	64,832
#	Fubon Financial Holding Co. Ltd.	34,744,681	54,880,391
#	Fulgent Sun International Holding Co. Ltd.	83,000	350,728
	Fullerton Technology Co. Ltd.	529,200	293,674
#	Fulltech Fiber Glass Corp.	2,199,265	769,683
#	Fwusow Industry Co. Ltd.	1,205,043	729,652
#	G Shank Enterprise Co. Ltd.	819,902	1,111,910
	Gamania Digital Entertainment Co. Ltd.	167,000	277,980
	Gemtek Technology Corp.	1,950,962	1,578,011
	General Interface Solution Holding Ltd.	922,000	2,220,847
	Getac Holdings Corp.	785,065	947,525
# *	Giantplus Technology Co. Ltd.	1,722,100	588,876
	Gigabyte Technology Co. Ltd.	553,287	1,579,720
#	Global Brands Manufacture Ltd.	1,520,154	1,213,075
	Global Lighting Technologies, Inc.	160,000	271,958
	Global Mixed Mode Technology, Inc.	38,000	151,473
	Global PMX Co. Ltd.	10,000	45,795
	Global View Co. Ltd.	53,000	49,269
*	Globe Union Industrial Corp.	1,330,625	489,129
#	Gloria Material Technology Corp.	2,187,116	1,924,055
	GMI Technology, Inc.	60,221	32,185
	Goldsun Building Materials Co. Ltd.	5,545,171	3,890,963
	Good Will Instrument Co. Ltd.	172,746	136,544
	Gourmet Master Co. Ltd.	209,000	634,440
#	Grand Fortune Securities Co. Ltd.	880,520	278,227
	Grand Ocean Retail Group Ltd.	401,000	165,369
#	Grand Pacific Petrochemical	5,030,000	2,711,499
#	Great China Metal Industry	842,000	631,997
	Great Wall Enterprise Co. Ltd.	2,318,236	2,890,234
#	Greatek Electronics, Inc.	198,000	285,063
* ††	Green Energy Technology, Inc.	1,424,880	0
	GTM Holdings Corp.	661,900	495,649
#	Hannstar Board Corp.	2,106,488	1,873,961
#	HannStar Display Corp.	5,060,435	1,792,946
	HannsTouch Solution, Inc.	3,260,001	929,475
	Hanpin Electron Co. Ltd.	286,000	248,518
	Harmony Electronics Corp.	11,000	10,037
#	Harvatek Corp.	876,553	420,368
	Heran Co. Ltd.	10,000	31,454
	Hey Song Corp.	1,972,500	1,995,559

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hi-Clearance, Inc.	4,000	$17,130
	Highlight Tech Corp.	30,000	41,597
#	Highwealth Construction Corp.	1,636,051	2,102,508
#	Hiroca Holdings Ltd.	365,000	517,543
#	Ho Tung Chemical Corp.	4,928,475	1,226,512
	Hocheng Corp.	1,108,066	372,463
	Hold-Key Electric Wire & Cable Co. Ltd.	49,699	21,854
	Holy Stone Enterprise Co. Ltd.	243,000	657,231
	Hon Hai Precision Industry Co. Ltd.	39,997,192	127,034,142
*	Hong Pu Real Estate Development Co. Ltd.	1,038,655	708,639
#	Hong TAI Electric Industrial	1,260,000	567,462
#	Hong YI Fiber Industry Co.	753,000	396,928
#	Horizon Securities Co. Ltd.	738,820	227,494
#	Hsin Kuang Steel Co. Ltd.	114,000	120,621
	Hsing TA Cement Co.	862,614	403,863
# *	HTC Corp.	2,197,000	3,426,710
#	HUA ENG Wire & Cable Co. Ltd.	1,728,035	687,300
#	Hua Nan Financial Holdings Co. Ltd.	27,650,692	18,038,483
#	Huaku Development Co. Ltd.	826,000	2,206,287
	Huang Hsiang Construction Corp.	127,000	155,132
#	Hung Ching Development & Construction Co. Ltd.	857,468	549,839
	Hung Sheng Construction Ltd.	2,116,269	1,617,492
	Huxen Corp.	173,281	244,226
	Hwa Fong Rubber Industrial Co. Ltd.	62,000	26,918
	Hwacom Systems, Inc.	270,000	117,212
	IBF Financial Holdings Co. Ltd.	13,689,752	4,710,382
#	Ichia Technologies, Inc.	1,447,260	799,991
#	I-Chiun Precision Industry Co. Ltd.	1,005,532	520,007
	IEI Integration Corp.	56,200	92,185
	Infortrend Technology, Inc.	1,013,000	540,863
	Innolux Corp.	40,807,847	14,965,527
#	Inpaq Technology Co. Ltd.	280,250	349,914
# *	Integrated Service Technology, Inc.	128,570	312,740
	IntelliEPI, Inc.	5,000	8,899
	International CSRC Investment Holdings Co.	4,051,166	2,372,241
#	Inventec Corp.	9,609,277	7,267,027
	Iron Force Industrial Co. Ltd.	24,000	52,771
	I-Sheng Electric Wire & Cable Co. Ltd.	11,000	13,841
#	ITE Technology, Inc.	784,479	1,443,601
#	ITEQ Corp.	386,000	654,178
#	Jarllytec Co. Ltd.	289,000	473,335
	Jean Co. Ltd.	464,845	174,301
	Jess-Link Products Co. Ltd.	486,500	529,602
# *	Jinli Group Holdings Ltd.	790,532	237,248
	Joinsoon Electronics Manufacturing Co. Ltd.	46,000	23,692
#	K Laser Technology, Inc.	820,601	459,827
#	Kaimei Electronic Corp.	110,400	177,029
#	Kaulin Manufacturing Co. Ltd.	565,656	227,796
	Kedge Construction Co. Ltd.	26,400	37,377
#	KEE TAI Properties Co. Ltd.	1,804,000	609,410
#	Kenda Rubber Industrial Co. Ltd.	797,000	754,684
	Kerry TJ Logistics Co. Ltd.	76,000	82,274
*	Key Ware Electronics Co. Ltd.	198,678	60,571
	Kindom Development Co. Ltd.	2,182,000	1,629,143
	King Chou Marine Technology Co. Ltd.	243,100	256,337
	King Yuan Electronics Co. Ltd.	6,693,805	6,772,573
	King’s Town Bank Co. Ltd.	4,794,012	4,562,651
# *	King’s Town Construction Co. Ltd.	437,380	462,952
	Kinko Optical Co. Ltd.	659,756	469,115

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Kinpo Electronics	6,347,375	$2,776,807
#	Kinsus Interconnect Technology Corp.	1,359,000	4,379,067
	Ko Ja Cayman Co. Ltd.	53,000	83,325
#	KS Terminals, Inc.	69,000	146,577
*	Kung Sing Engineering Corp.	2,517,875	502,909
#	Kuo Toong International Co. Ltd.	1,197,808	718,180
	Kuo Yang Construction Co. Ltd.	199,000	110,653
	Kwong Fong Industries Corp.	481,649	149,305
	Kwong Lung Enterprise Co. Ltd.	167,000	311,501
#	KYE Systems Corp.	1,182,909	349,937
#	L&K Engineering Co. Ltd.	849,000	754,457
	LAN FA Textile	985,713	248,941
	Lanner Electronics, Inc.	97,000	193,383
#	Largan Precision Co. Ltd.	340,000	19,452,063
*	Leader Electronics, Inc.	347,056	99,695
#	Lealea Enterprise Co. Ltd.	4,184,941	1,348,200
#	LEE CHI Enterprises Co. Ltd.	952,900	636,345
#	Lelon Electronics Corp.	86,000	128,934
*	Li Peng Enterprise Co. Ltd.	2,595,381	623,011
	Lida Holdings Ltd.	316,680	280,503
	Lien Hwa Industrial Holdings Corp.	1,813,155	2,614,397
	Lingsen Precision Industries Ltd.	2,050,480	817,132
	Lite-On Technology Corp.	9,765,738	19,338,400
	Liton Technology Corp.	52,000	39,462
# *	Long Bon International Co. Ltd.	855,880	438,240
	Long Da Construction & Development Corp.	129,000	82,197
#	Longchen Paper & Packaging Co. Ltd.	4,259,304	1,958,585
	Lu Hai Holding Corp.	51,700	47,553
#	Lucky Cement Corp.	726,000	230,718
	Lung Yen Life Service Corp.	47,000	51,446
#	Macauto Industrial Co. Ltd.	74,000	131,214
	Macronix International Co. Ltd.	9,784,605	9,014,464
#	Materials Analysis Technology, Inc.	37,000	157,435
	Mayer Steel Pipe Corp.	682,456	456,410
#	Maywufa Co. Ltd.	182,070	100,167
#	Mega Financial Holding Co. Ltd.	26,368,940	24,429,443
#	Mercuries & Associates Holding Ltd.	2,239,949	982,453
# *	Mercuries Life Insurance Co. Ltd.	9,738,405	1,654,298
	Micro-Star International Co. Ltd.	173,000	585,986
#	MIN AIK Technology Co. Ltd.	859,600	428,321
	Mirle Automation Corp.	133,000	148,558
	Mitac Holdings Corp.	3,237,682	2,717,206
#	MOSA Industrial Corp.	256,000	185,679
#	MPI Corp.	388,000	1,016,588
	Namchow Holdings Co. Ltd.	254,000	341,224
	Nan Pao Resins Chemical Co. Ltd.	14,000	55,738
# *	Nan Ren Lake Leisure Amusement Co. Ltd.	761,739	260,895
#	Nan Ya Plastics Corp.	15,227,000	32,263,575
	Nang Kuang Pharmaceutical Co. Ltd.	35,000	36,273
#	Nanya Technology Corp.	6,322,000	10,657,821
*	New Era Electronics Co. Ltd.	168,000	77,347
*	Newmax Technology Co. Ltd.	41,000	35,486
	Nichidenbo Corp.	94,000	138,516
	Nien Hsing Textile Co. Ltd.	647,061	423,928
#	Niko Semiconductor Co. Ltd.	72,000	102,425
	Nishoku Technology, Inc.	194,000	519,239
	O-Bank Co. Ltd.	2,152,604	529,422
	Ocean Plastics Co. Ltd.	80,000	81,729
# *	Optimax Technology Corp.	87,000	44,821

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Orient Semiconductor Electronics Ltd.	1,631,670	$817,613
	Oriental Union Chemical Corp.	40,000	20,923
	Pacific Construction Co.	1,755,452	487,111
	Pacific Hospital Supply Co. Ltd.	34,000	69,088
#	Paiho Shih Holdings Corp.	137,000	107,071
#	Pan Jit International, Inc.	464,100	789,252
#	Pan-International Industrial Corp.	2,265,444	2,230,446
	PChome Online, Inc.	55,000	85,525
	Pegatron Corp.	9,674,998	17,686,652
	Phison Electronics Corp.	68,000	621,454
#	Pixart Imaging, Inc.	442,000	1,104,677
	Plastron Precision Co. Ltd.	38,156	13,955
	Plotech Co. Ltd.	522,000	317,893
	Posiflex Technology, Inc.	14,000	49,770
	Pou Chen Corp.	8,423,550	7,111,238
	Powerchip Semiconductor Manufacturing Corp.	842,000	801,541
	Powertech Technology, Inc.	895,000	2,067,022
	President Securities Corp.	4,472,263	2,030,095
	Primax Electronics Ltd.	842,000	1,410,571
	Prince Housing & Development Corp.	5,913,018	1,888,568
* ††	Prodisc Technology, Inc.	6,185,157	0
#	Promate Electronic Co. Ltd.	181,000	197,498
	Prosperity Dielectrics Co. Ltd.	102,000	97,924
	P-Two Industries, Inc.	62,000	47,022
	Qisda Corp.	8,318,171	6,323,157
	QST International Corp.	16,500	29,402
#	Qualipoly Chemical Corp.	290,593	285,362
	Quanta Computer, Inc.	6,393,000	13,541,054
#	Quanta Storage, Inc.	312,000	365,328
#	Quintain Steel Co. Ltd.	1,304,301	486,568
	Radiant Opto-Electronics Corp.	1,713,000	5,219,285
	Radium Life Tech Co. Ltd.	3,777,226	1,062,446
	Rechi Precision Co. Ltd.	171,000	83,980
	Rexon Industrial Corp. Ltd.	35,000	30,574
	Rich Development Co. Ltd.	3,070,054	778,876
*	Ritek Corp.	4,053,449	880,023
*	Roo Hsing Co. Ltd.	739,000	66,968
	Ruentex Development Co. Ltd.	2,615,058	3,210,009
	Ruentex Industries Ltd.	2,581,385	4,409,689
	Sampo Corp.	1,879,340	1,369,220
	San Fang Chemical Industry Co. Ltd.	23,000	14,267
#	San Far Property Ltd.	1,393,560	499,155
	Sanyang Motor Co. Ltd.	2,660,624	2,993,303
	Scan-D Corp.	33,000	46,562
	Sea Sonic Electronics Co. Ltd.	12,000	17,068
	Senao International Co. Ltd.	33,000	30,431
	Senao Networks, Inc.	21,000	117,523
	Sercomm Corp.	77,000	179,954
#	Sesoda Corp.	753,279	936,527
#	Shanghai Commercial & Savings Bank Ltd.	1,481,000	2,131,609
	Shan-Loong Transportation Co. Ltd.	436,000	440,934
	Sharehope Medicine Co. Ltd.	188,900	172,150
	Sheng Yu Steel Co. Ltd.	644,000	464,549
	ShenMao Technology, Inc.	65,000	75,012
#	Shih Her Technologies, Inc.	260,000	407,539
	Shih Wei Navigation Co. Ltd.	846,288	599,746
#	Shihlin Electric & Engineering Corp.	2,849,000	4,827,681
	Shin Kong Financial Holding Co. Ltd.	41,055,909	10,178,660
	Shin Zu Shing Co. Ltd.	991,842	2,393,800

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Shining Building Business Co. Ltd.	1,544,368	$434,313
#	Shinkong Insurance Co. Ltd.	1,161,412	1,586,823
	Shinkong Synthetic Fibers Corp.	6,782,754	3,394,274
#	ShunSin Technology Holding Ltd.	87,000	213,428
# *	Shuttle, Inc.	1,866,015	655,022
	Sigurd Microelectronics Corp.	2,497,231	3,594,520
	Silitech Technology Corp.	49,878	48,535
	Simplo Technology Co. Ltd.	11,000	87,404
	Sincere Navigation Corp.	1,586,242	865,877
	Singatron Enterprise Co. Ltd.	56,000	34,524
	Sinher Technology, Inc.	303,000	333,024
	Sinmag Equipment Corp.	13,000	33,223
	Sinon Corp.	2,112,877	2,320,902
#	SinoPac Financial Holdings Co. Ltd.	37,969,220	18,944,926
	Sinyi Realty, Inc.	77,000	66,961
	Sirtec International Co. Ltd.	476,200	285,687
#	Siward Crystal Technology Co. Ltd.	794,875	721,137
#	Soft-World International Corp.	44,000	97,708
#	Solomon Technology Corp.	406,000	281,845
#	Solteam, Inc.	50,390	62,870
#	Southeast Cement Co. Ltd.	944,700	519,804
#	Spirox Corp.	356,563	286,077
	St Shine Optical Co. Ltd.	5,000	32,697
	Sunonwealth Electric Machine Industry Co. Ltd.	210,000	261,314
	Sunplus Technology Co. Ltd.	127,000	88,356
	Sunrex Technology Corp.	452,108	504,702
#	Sunspring Metal Corp.	580,569	371,592
#	Supreme Electronics Co. Ltd.	2,690,726	2,761,713
#	Sweeten Real Estate Development Co. Ltd.	862,114	635,510
	Syncmold Enterprise Corp.	116,000	212,300
	Synnex Technology International Corp.	5,512,550	8,975,045
	Systex Corp.	33,000	67,742
	TA Chen Stainless Pipe	687,660	803,516
#	Ta Ya Electric Wire & Cable	3,005,860	1,538,085
#	Tah Hsin Industrial Corp.	323,701	648,951
#	TA-I Technology Co. Ltd.	172,500	220,961
# *	Tai Tung Communication Co. Ltd.	508,535	216,267
#	Taichung Commercial Bank Co. Ltd.	29,453,324	11,455,139
#	TaiDoc Technology Corp.	135,000	711,496
#	Taiflex Scientific Co. Ltd.	1,016,960	1,266,964
	Taimide Tech, Inc.	261,000	245,968
	Tainan Enterprises Co. Ltd.	338,183	191,284
#	Tainan Spinning Co. Ltd.	6,278,485	3,148,221
#	Tai-Saw Technology Co. Ltd.	158,000	116,835
	Taishin Financial Holding Co. Ltd.	43,492,443	17,848,988
#	Taita Chemical Co. Ltd.	1,547,394	953,499
#	TAI-TECH Advanced Electronics Co. Ltd.	75,000	170,977
	Taiwan Business Bank	22,165,705	8,206,004
	Taiwan Cement Corp.	20,387,110	19,116,663
	Taiwan Chinsan Electronic Industrial Co. Ltd.	339,488	352,656
#	Taiwan Cooperative Financial Holding Co. Ltd.	28,087,837	21,762,811
#	Taiwan Fertilizer Co. Ltd.	2,619,000	4,246,187
	Taiwan Fire & Marine Insurance Co. Ltd.	1,283,000	788,053
#	Taiwan FU Hsing Industrial Co. Ltd.	661,000	821,118
	Taiwan Glass Industry Corp.	5,779,982	3,650,860
	Taiwan Hon Chuan Enterprise Co. Ltd.	1,317,932	3,405,933
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	890,000	953,634
* ††	Taiwan Kolin Co. Ltd.	5,797,000	0
††	Taiwan Land Development Corp.	4,185,322	261,075

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Navigation Co. Ltd.	1,131,000	$813,408
	Taiwan Paiho Ltd.	81,000	122,379
	Taiwan PCB Techvest Co. Ltd.	1,563,946	1,580,040
#	Taiwan Semiconductor Co. Ltd.	59,000	136,872
	Taiwan Shin Kong Security Co. Ltd.	134,390	161,125
	Taiwan Steel Union Co. Ltd.	8,000	21,861
	Taiwan Styrene Monomer	568,000	217,482
#	Taiwan Surface Mounting Technology Corp.	1,414,991	3,578,280
# *	Taiwan TEA Corp.	3,044,092	1,938,735
#	Taiwan Union Technology Corp.	752,000	1,020,974
	Taiyen Biotech Co. Ltd.	569,217	529,608
# *	Tatung Co. Ltd.	4,614,000	4,473,704
	TBI Motion Technology Co. Ltd.	9,000	9,082
	TCI Co. Ltd.	9,000	29,977
	Te Chang Construction Co. Ltd.	16,260	15,008
	Teco Electric & Machinery Co. Ltd.	6,149,725	5,431,871
	Tera Autotech Corp.	24,863	13,571
	Test Research, Inc.	77,000	143,443
	Test Rite International Co. Ltd.	1,140,266	713,971
	Tex-Ray Industrial Co. Ltd.	359,000	126,991
	Thermaltake Technology Co. Ltd.	149,000	99,020
	Thinking Electronic Industrial Co. Ltd.	36,000	130,934
#	Thye Ming Industrial Co. Ltd.	55,600	59,686
#	Ting Sin Co. Ltd.	65,699	27,964
#	Ton Yi Industrial Corp.	3,768,600	1,937,094
#	Tong Hsing Electronic Industries Ltd.	504,000	2,694,689
	Tong Ming Enterprise Co. Ltd.	16,000	21,829
	Tong Yang Industry Co. Ltd.	2,125,000	2,973,579
#	Tong-Tai Machine & Tool Co. Ltd.	995,447	410,487
*	Top Bright Holding Co. Ltd.	5,000	16,335
	Top Union Electronics Corp.	160,350	114,456
	Topco Scientific Co. Ltd.	11,000	50,903
	Topco Technologies Corp.	18,000	39,081
	Topkey Corp.	83,000	443,408
#	Topoint Technology Co. Ltd.	733,459	644,925
	Toung Loong Textile Manufacturing	104,040	85,452
#	TPK Holding Co. Ltd.	2,074,000	1,830,568
	Transcend Information, Inc.	76,000	151,736
	Tripod Technology Corp.	2,447,000	6,761,252
	Tsann Kuen Enterprise Co. Ltd.	164,182	212,608
	TSC Auto ID Technology Co. Ltd.	2,000	11,594
	TSRC Corp.	209,000	171,247
	TST Group Holding Ltd.	6,000	18,808
#	Tung Ho Steel Enterprise Corp.	3,120,593	4,775,534
	Tung Ho Textile Co. Ltd.	23,000	12,184
#	TXC Corp.	1,462,000	3,450,544
#	TYC Brother Industrial Co. Ltd.	1,499,723	1,166,395
*	Tycoons Group Enterprise	2,471,337	612,191
#	Tyntek Corp.	1,533,097	720,814
#	UDE Corp.	353,000	323,431
	U-Ming Marine Transport Corp.	1,426,000	1,553,218
#	Unic Technology Corp.	219,000	85,839
	Union Bank Of Taiwan	12,768,606	5,992,816
	Unitech Computer Co. Ltd.	477,739	433,356
# *	Unitech Printed Circuit Board Corp.	3,455,346	1,870,154
#	United Microelectronics Corp., Sponsored ADR	206,216	1,222,861
#	United Microelectronics Corp.	35,190,681	42,315,423
	United Radiant Technology	20,000	9,825
††	Unity Opto Technology Co. Ltd.	2,993,000	71,754

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Univacco Technology, Inc.	46,000	$35,009
	Universal Cement Corp.	2,263,583	1,403,887
#	Universal, Inc.	97,000	66,182
	Unizyx Holding Corp.	1,493,793	1,186,649
#	UPC Technology Corp.	4,211,598	1,591,492
	USI Corp.	4,329,827	2,715,016
*	Usun Technology Co. Ltd.	128,100	99,720
#	U-Tech Media Corp.	125,000	59,058
	Ve Wong Corp.	912,806	920,895
	Ventec International Group Co. Ltd.	9,000	16,535
*	Victory New Materials Ltd. Co.	626,687	191,986
#	Wah Hong Industrial Corp.	406,516	365,171
#	Wah Lee Industrial Corp.	970,100	2,413,144
#	Walsin Lihwa Corp.	11,189,971	12,378,026
#	Walsin Technology Corp.	1,196,000	2,919,259
#	Walton Advanced Engineering, Inc.	1,641,853	548,434
	Wan Hai Lines Ltd.	763,000	1,597,319
	We & Win Development Co. Ltd.	79,000	16,865
	Wei Chuan Foods Corp.	447,000	252,899
* ††	Wei Mon Industry Co. Ltd.	3,885,691	0
#	Weikeng Industrial Co. Ltd.	2,081,490	1,656,556
#	Well Shin Technology Co. Ltd.	482,080	671,720
#	WELLELL, Inc.	134,000	96,350
*	Wha Yu Industrial Co. Ltd.	238,000	111,774
	Winbond Electronics Corp.	16,357,572	9,859,668
	Winmate, Inc.	28,000	69,828
	Winstek Semiconductor Co. Ltd.	247,000	311,107
††	Wintek Corp.	20,783,484	221,299
	Wisdom Marine Lines Co. Ltd.	1,300,364	2,103,140
	Wistron Corp.	15,484,343	12,501,646
	Wistron Information Technology & Services Corp.	10,000	23,812
	WPG Holdings Ltd.	8,681,284	11,820,053
#	WT Microelectronics Co. Ltd.	2,321,751	4,193,494
	WUS Printed Circuit Co. Ltd.	857,668	602,629
#	Xxentria Technology Materials Corp.	74,000	130,107
	Ya Horng Electronic Co. Ltd.	22,000	25,773
	Yageo Corp.	338,019	3,832,123
	Yang Ming Marine Transport Corp.	7,544,000	14,044,131
#	YC INOX Co. Ltd.	1,963,446	1,540,675
	YCC Parts Manufacturing Co. Ltd.	10,000	11,190
#	Yea Shin International Development Co. Ltd.	918,710	629,869
#	Yem Chio Co. Ltd.	2,587,746	1,038,331
	Yen Sun Technology Corp.	100,000	74,966
#	Yeong Guan Energy Technology Group Co. Ltd.	442,820	681,539
	YFC-Boneagle Electric Co. Ltd.	35,449	26,686
#	YFY, Inc.	6,775,847	5,363,288
#	Yi Jinn Industrial Co. Ltd.	1,140,142	643,236
	Yi Shin Textile Industrial Co. Ltd.	7,000	7,238
# *	Yieh Hsing Enterprise Co. Ltd.	216,000	60,742
#	Yieh Phui Enterprise Co. Ltd.	3,610,178	1,596,147
#	Young Fast Optoelectronics Co. Ltd.	488,000	385,267
#	Youngtek Electronics Corp.	668,047	1,169,184
#	Yuanta Financial Holding Co. Ltd.	41,780,593	25,511,538
	Yuen Chang Stainless Steel Co. Ltd.	161,000	95,891
#	Yulon Motor Co. Ltd.	2,896,650	4,091,985
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	214,687	464,287
	YungShin Global Holding Corp.	127,000	153,212
#	Zeng Hsing Industrial Co. Ltd.	99,000	330,038
#	Zenitron Corp.	940,000	748,573

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Zero One Technology Co. Ltd.	699,391	$833,725
	Zhen Ding Technology Holding Ltd.	3,558,000	11,660,694
# *	Zhong Yang Technology Co. Ltd.	49,000	53,900
#	Zig Sheng Industrial Co. Ltd.	1,952,352	580,558
*	Zinwell Corp.	701,000	359,259
	Zippy Technology Corp.	63,000	73,993
#	ZongTai Real Estate Development Co. Ltd.	960,915	876,067

TOTAL TAIWAN			1,540,033,951

THAILAND — (2.3%)
	AAPICO Hitech PCL, NVDR	249,150	198,024
	AAPICO Hitech PCL	1,078,747	857,386
	AP Thailand PCL	15,209,330	3,916,223
	Bangchak Corp. PCL	6,245,300	5,004,773
	Bangkok Bank PCL	1,145,800	4,380,292
	Bangkok Bank PCL, NVDR	1,450,853	5,546,482
	Bangkok Insurance PCL	190,328	1,380,203
	Bangkok Land PCL	69,890,896	1,854,698
	Bangkok Life Assurance PCL, NVDR	314,100	270,278
*	Bangkok Ranch PCL	2,754,600	202,651
	Banpu PCL	28,014,733	9,200,845
	Berli Jucker PCL	3,466,500	3,119,486
*	Better World Green PCL	6,693,200	126,619
	BG Container Glass PCL	161,900	42,113
	Cal-Comp Electronics Thailand PCL, Class F	16,524,035	955,146
	Charoen Pokphand Foods PCL	19,602,300	13,004,679
*	Country Group Development PCL	12,272,400	148,326
*	Country Group Holdings PCL, Class F	1,781,200	32,292
	Demco PCL	1,585,700	182,485
	Do Day Dream PCL	60,600	26,590
	Eastern Water Resources Development & Management PCL, Class F	752,100	100,781
	Esso Thailand PCL	3,033,100	1,155,543
	Finansia Syrus Securities PCL, NVDR	301,500	29,944
	GFPT PCL	1,680,100	648,909
	Global Green Chemicals PCL, Class F	503,800	187,965
	Hwa Fong Rubber Thailand PCL	44,400	7,583
	ICC International PCL	2,067,400	1,697,484
	Indorama Ventures PCL	2,727,900	3,010,294
	Interlink Communication PCL	142,500	29,017
	IRPC PCL	44,016,768	3,631,441
*	Italian-Thai Development PCL	22,736,200	1,152,939
	Kasikornbank PCL, NVDR	843,501	3,235,711
	Khon Kaen Sugar Industry PCL	7,495,907	732,653
	Kiatnakin Phatra Bank PCL	920,400	1,765,349
	Krung Thai Bank PCL	9,681,700	4,451,649
	Lalin Property PCL	204,200	48,287
	Lanna Resources PCL	150,500	73,154
	LH Financial Group PCL	9,491,746	274,328
	LPN Development PCL	7,441,902	809,497
	MCS Steel PCL	252,300	61,650
	Millcon Steel PCL	6,680,850	140,428
*	Nawarat Patanakarn PCL	3,182,100	65,214
	Origin Property PCL, Class F	568,500	152,357
	Polyplex Thailand PCL	1,658,525	1,028,407
*	Power Solution Technologies PCL, Class F	3,438,240	154,477
	Precious Shipping PCL	657,200	226,204
	Property Perfect PCL	44,279,235	453,728
	Pruksa Holding PCL	4,732,100	1,491,992
	PTT Exploration & Production PCL	5,815,600	27,733,353

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	PTT Global Chemical PCL	7,433,041	$8,495,462
	PTT PCL	47,991,600	45,394,051
	Quality Houses PCL	20,628,147	1,170,699
	Regional Container Lines PCL	428,500	298,351
	Rojana Industrial Park PCL	4,752,573	724,249
	RPCG Pcl	1,432,400	38,764
	Saha Pathana Inter-Holding PCL	2,248,100	4,105,175
	Saha Pathanapibul PCL	1,052,533	1,804,461
	Sahakol Equipment PCL	1,782,300	87,570
	Saha-Union PCL	1,568,500	1,184,823
	Sansiri PCL	50,878,666	1,751,210
	SC Asset Corp. PCL	8,741,653	863,600
	SCB X PCL	2,709,600	7,546,442
*	Seafresh Industry PCL	2,006,200	163,406
	Sena Development PCL	1,331,366	142,721
	Siam Cement PCL	1,841,600	15,677,309
	Siam City Cement PCL	64,600	256,295
	Siamgas & Petrochemicals PCL	444,700	121,515
*	Singha Estate PCL	547,000	26,013
	Sino-Thai Engineering & Construction PCL	1,802,900	554,228
	SNC Former PCL	95,000	40,935
	Somboon Advance Technology PCL	1,478,500	827,432
	SPCG PCL	1,667,100	600,086
	Sri Trang Agro-Industry PCL	2,843,999	1,434,703
	Sri Trang Gloves Thailand PCL	1,207,400	352,132
	Srithai Superware PCL	8,789,600	381,052
	Star Petroleum Refining PCL	1,199,500	375,041
*	STP & I PCL	5,500,900	664,849
	Supalai PCL	7,535,600	4,157,845
	Super Energy Corp. PCL	107,262,009	1,972,764
	Susco PCL	126,100	15,241
	Syntec Construction PCL	5,229,800	215,733
	Tata Steel Thailand PCL	2,480,900	65,836
	Thai Oil PCL	4,627,474	6,626,309
	Thai Stanley Electric PCL, NVDR	31,300	149,674
	Thai Stanley Electric PCL, Class F	170,100	813,405
	Thai Union Group PCL, Class F	5,396,200	2,552,065
	Thai Wacoal PCL	79,300	70,841
	Thai Wah PCL, Class F	204,900	29,071
	Thaicom PCL	4,075,500	1,231,431
	Thanachart Capital PCL	1,133,300	1,191,067
	Thitikorn PCL	1,125,800	264,737
	Thoresen Thai Agencies PCL	5,443,500	1,072,681
	TMBThanachart Bank PCL	83,303,496	2,976,688
	TPI Polene PCL	40,812,440	1,898,004
	TPI Polene Power PCL	4,810,799	424,705
	True Corp. PCL	50,603,500	6,594,676
*	TTCL PCL	150,400	17,071
*	Unique Engineering & Construction PCL	979,600	115,308
	Univentures PCL	3,231,600	254,724
	WHA Corp. PCL	446,600	46,232

TOTAL THAILAND			232,838,611

TURKEY — (0.9%)
#	Akbank TAS	17,568,303	13,810,676
*	Albaraka Turk Katilim Bankasi AS	6,719,355	826,913
*	Anadolu Anonim Turk Sigorta Sirketi	1,923,498	981,297
#	Anadolu Efes Biracilik Ve Malt Sanayii AS	609,446	1,568,185
#	Arcelik AS	240,237	1,015,348

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	213,904	$610,428
#	Dogan Sirketler Grubu Holding AS	4,313,267	1,379,790
#	Enka Insaat ve Sanayi AS	4,938,356	4,974,144
#	Eregli Demir ve Celik Fabrikalari TAS	5,022,025	8,003,341
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	1,178,710	791,396
	GSD Holding AS	2,285,068	727,553
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	128,429	66,600
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	71,559	37,119
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	2,216,798	1,424,579
#	KOC Holding AS	2,486,011	7,416,041
# *	Sekerbank Turk AS	3,403,419	371,378
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	284,783	353,122
*	TAV Havalimanlari Holding AS	232,992	981,344
*	Turk Hava Yollari AO	2,396,860	13,045,569
# *	Turkiye Halk Bankasi AS	2,755,612	1,220,283
#	Turkiye Is Bankasi AS, Class C	14,195,922	7,111,418
# *	Turkiye Sinai Kalkinma Bankasi AS	8,645,187	1,398,678
#	Turkiye Sise ve Cam Fabrikalari AS	3,620,489	6,455,628
# *	Turkiye Vakiflar Bankasi TAO, Class D	3,194,766	1,469,974
#	Vestel Elektronik Sanayi ve Ticaret AS	399,445	989,942
#	Yapi ve Kredi Bankasi AS	14,660,135	7,258,862

TOTAL TURKEY			84,289,608

UNITED ARAB EMIRATES — (1.2%)
	Abu Dhabi Commercial Bank PJSC	12,095,406	31,135,582
	Abu Dhabi National Insurance Co. PSC	10,000	16,280
	Agthia Group PJSC	425,152	517,105
	Air Arabia PJSC	2,062,307	1,145,434
*	Ajman Bank PJSC	2,397,072	482,074
	Aldar Properties PJSC	13,524,597	15,908,591
	Amanat Holdings PJSC	2,571,576	644,350
*	Amlak Finance PJSC	1,770,764	283,176
	Dana Gas PJSC	11,352,511	2,906,303
*	Deyaar Development PJSC	4,404,164	588,797
	Dubai Investments PJSC	6,735,943	3,997,381
*	Emaar Development PJSC	5,014,593	5,839,663
	Emaar Properties PJSC	20,549,179	33,921,653
	Emirates NBD Bank PJSC	4,610,960	16,649,898
*	Eshraq Investments PJSC	2,901,376	355,168
	Islamic Arab Insurance Co.	229,899	32,434
*	Manazel PJSC	1,193,679	130,990
	National Central Cooling Co. PJSC	173,865	150,673
*	RAK Properties PJSC	5,161,745	1,039,262
	Ras Al Khaimah Ceramics	640,230	501,917
*	SHUAA Capital PSC	2,175,952	231,268
*	Union Properties PJSC	3,928,839	275,963

TOTAL UNITED ARAB EMIRATES			116,753,962

UNITED KINGDOM — (0.0%)
	Bytes Technology Group PLC	4,114	17,465

TOTAL COMMON STOCKS			9,655,759,281

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
	Banco ABC Brasil SA	560,876	2,243,287
Ω	Banco BMG SASeries B	147,500	71,101
	Banco Bradesco SA	8,377,265	32,208,399

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
	BRAZIL — (Continued)
	Banco do Estado do Rio Grande do Sul SA Class B	1,073,745	$2,425,826
	Cia Ferro Ligas da Bahia - FERBASA	11,805	119,867
	Eucatex SA Industria e Comercio	290,928	447,192
	Gerdau SA	151,720	756,324
	Grazziotin SA	6,400	42,695
	Marcopolo SA	2,532,543	1,412,007
	Petroleo Brasileiro SA	4,448,873	25,674,359
	Randon SA Implementos e Participacoes	176,900	340,410
	Unipar Carbocloro SA Class B	152,734	3,157,589
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	1,414,811	1,980,270

	TOTAL BRAZIL		70,879,326

	COLOMBIA — (0.0%)
	Grupo Argos SA	374,078	446,886
	Grupo Aval Acciones y Valores SA	269,461	29,463
	Grupo de Inversiones Suramericana SA	829,737	2,294,955

	TOTAL COLOMBIA		2,771,304

	PHILIPPINES — (0.0%)
*	Cebu Air, Inc., 6.000%	873,808	542,610

	SOUTH KOREA — (0.0%)
	Hyundai Engineering & Construction Co. Ltd.	1,654	65,707

	TAIWAN — (0.0%)
	China Development Financial Holding Corp	4,894,167	1,149,424

	TOTAL PREFERRED STOCKS		75,408,371

	RIGHTS/WARRANTS — (0.0%)
	CHINA — (0.0%)
*	Zhong An Group Ltd. Rights 12/31/22	80,109	0

	INDONESIA — (0.0%)
*	Adhi Karya Persero Tbk PT Rights 11/08/22	8,251,783	2,645

	MALAYSIA — (0.0%)
*	Yinson Holdings Bhd Warrants 06/21/25	61,748	5,746

	SOUTH KOREA — (0.0%)
# *	Kolon Global Corp. Rights 12/02/22	861	0

	TAIWAN — (0.0%)
*	Mercuries Life Insurance Co. Ltd. Rights 11/03/22	2,513,542	21,842
*	Shanghai Commercial & Savings Bank Ltd. Rights 10/31/22	108,567	31,671
*	Zeng Hsing Industrial Co. Ltd. 10/25/22	7,359	3,997

	TOTAL TAIWAN		57,510

	THAILAND — (0.0%)
*	Pstc W2 Warrants 10/28/23	1,146,080	0
*	Thai Union Group PCL Rights 11/30/22	153,013	0

	TOTAL RIGHTS/WARRANTS.		65,901

	TOTAL INVESTMENT SECURITIES (Cost $10,057,793,951)		9,731,233,553

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@ §	The DFA Short Term Investment Fund	17,667,347	$204,252,200

TOTAL INVESTMENTS — (100.0%) (Cost $10,262,128,455)			$9,935,485,753

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SA	Special Assessment

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of October 31, 2022, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	12/16/22	$31,358,076	$27,742,000	$(3,616,076)
S&P 500® Emini Index	221	12/16/22	41,423,830	42,907,150	1,483,320

Total Futures Contracts			$72,781,906	$70,649,150	$(2,132,756)

Summary of the Fund’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$439,385,473	$946,303	—	$440,331,776
Chile	—	53,080,525	—	53,080,525
China	134,285,528	2,300,064,871	$13,585,897	2,447,936,296
Colombia	4,546,580	9,995	—	4,556,575
Czech Republic	—	12,356,491	—	12,356,491
Greece	40,841	30,851,564	—	30,892,405
Hong Kong	—	425,561	—	425,561
Hungary	—	19,035,517	—	19,035,517
India	97,336,595	1,709,490,833	25,896	1,806,853,324
Indonesia	—	228,487,269	413,954	228,901,223
Malaysia	—	195,612,456	544	195,613,000
Mexico	281,171,954	7,816,466	—	288,988,420
Philippines	—	96,354,080	12,434	96,366,514
Poland	—	61,964,407	—	61,964,407
Qatar	—	71,921,044	—	71,921,044
Saudi Arabia	463,943	414,877,508	—	415,341,451
South Africa	41,737,706	321,971,020	—	363,708,726
South Korea	149,048,720	993,102,735	1,400,974	1,143,552,429
Taiwan	24,522,673	1,514,956,130	555,148	1,540,033,951
Thailand	225,292,169	7,546,442	—	232,838,611
Turkey	—	84,289,608	—	84,289,608
United Arab Emirates	—	116,753,962	—	116,753,962

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
United Kingdom	—	$17,465	—		$17,465
Preferred Stocks
Brazil	$70,808,225	71,101	—		70,879,326
Colombia	2,771,304	—	—		2,771,304
Philippines	—	542,610	—		542,610
South Korea	—	65,707	—		65,707
Taiwan	—	1,149,424	—		1,149,424
Rights/Warrants
Indonesia	—	2,645	—		2,645
Malaysia	—	5,746	—		5,746
Taiwan	—	57,510	—		57,510
Securities Lending Collateral	—	204,252,200	—		204,252,200
Futures Contracts**	(2,132,756)	—	—		(2,132,756)

TOTAL	$1,469,278,955	$8,448,079,195	$15,994,847	^	$9,933,352,997

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value†
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (6.7%)
	Activision Blizzard, Inc.	22,187	$1,615,214
*	Alphabet, Inc., Class A	153,535	14,510,593
*	Alphabet, Inc., Class C	143,420	13,576,137
*	Altice USA, Inc., Class A	18,549	122,609
*	AMC Networks, Inc., Class A	5,887	132,516
*	Anterix, Inc.	1,929	73,977
	AT&T, Inc.	275,027	5,013,742
	ATN International, Inc.	3,463	149,325
#*	Audacy, Inc., Class A	7,476	2,584
*	Ballantyne Strong, Inc.	2,726	6,842
*	Boston Omaha Corp., Class A	2,533	70,595
	Cable One, Inc.	873	750,282
*	Cargurus, Inc.	7,733	112,593
*	Cars.com, Inc.	8,924	123,865
*	Charter Communications, Inc., Class A	5,865	2,156,091
	Cogent Communications Holdings, Inc.	7,777	408,370
	Comcast Corp., Class A	193,628	6,145,753
*	Consolidated Communications Holdings, Inc.	11,459	59,243
*	Cumulus Media, Inc., Class A	528	3,891
#*	Daily Journal Corp.	107	28,703
	DallasNews Corp.	4,771	22,901
*	DHI Group, Inc.	18,567	118,829
#*	DISH Network Corp., Class A	22,673	338,054
*	EchoStar Corp., Class A	6,530	123,221
	Electronic Arts, Inc.	9,962	1,254,814
	Entravision Communications Corp., Class A	9,205	43,079
*	EW Scripps Co., Class A	9,868	140,027
	Fox Corp., Class A	24,305	701,685
	Fox Corp., Class B	16,376	445,427
*	Frontier Communications Parent, Inc.	931	21,804
*	Gaia, Inc.	1,300	3,042
*	Gannett Co., Inc.	11,700	16,965
	Gray Television, Inc.	14,857	210,227
*	IDT Corp., Class B	3,200	83,392
*	iHeartMedia, Inc., Class A	5,533	45,813
*	IMAX Corp.	8,607	109,567
	Interpublic Group of Cos., Inc.	50,548	1,505,825
*	Iridium Communications, Inc.	17,980	926,509
	John Wiley & Sons, Inc., Class A	6,317	266,514
	John Wiley & Sons, Inc., Class B	312	12,985
*	Lee Enterprises, Inc.	1,083	20,555
#*	Liberty Broadband Corp., Class A	1,324	112,964
*	Liberty Broadband Corp., Class C	7,951	671,303
*	Liberty Latin America Ltd., Class A	22,700	176,606
*	Liberty Latin America Ltd., Class C	44,802	349,008
#*	Liberty Media Corp.-Liberty Braves, Class A	363	11,576
*	Liberty Media Corp.-Liberty Braves, Class C	5,187	161,627
*	Liberty Media Corp.-Liberty Formula One, Class A	2,870	149,297
*	Liberty Media Corp.-Liberty Formula One, Class C	16,266	939,036
*	Liberty Media Corp.-Liberty SiriusXM, Class A	5,298	224,847
*	Liberty Media Corp.-Liberty SiriusXM, Class C	11,550	487,295
#*	Lions Gate Entertainment Corp., Class A	42,895	345,734
*	Lions Gate Entertainment Corp., Class B	18,363	139,375
*	Live Nation Entertainment, Inc.	8,075	642,851
#	Lumen Technologies, Inc.	136,951	1,007,959

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Madison Square Garden Entertainment Corp.	4,462	$218,772
#	Madison Square Garden Sports Corp.	2,119	331,857
*	Magnite, Inc.	3,400	24,786
#	Marcus Corp.	1,500	22,560
*	Match Group, Inc.	9,505	410,616
*	Meta Platforms, Inc., Class A	109,068	10,160,775
*	Netflix, Inc.	2,916	851,122
	New York Times Co., Class A	14,947	432,865
	News Corp., Class A	41,167	694,487
	News Corp., Class B	20,907	358,137
	Nexstar Media Group, Inc., Class A	6,119	1,048,185
	Omnicom Group, Inc.	20,901	1,520,548
*	Ooma, Inc.	2,349	38,124
	Paramount Global, Class A	1,096	23,104
#	Paramount Global, Class B	46,058	843,783
*	QuinStreet, Inc.	6,390	72,910
*	Reading International, Inc., Class A	4,944	17,353
#*	Roku, Inc.	399	22,160
	Scholastic Corp.	5,012	191,158
*	Sciplay Corp., Class A	1,500	20,985
#	Shenandoah Telecommunications Co.	9,059	205,277
	Shutterstock, Inc.	4,844	242,345
	Sinclair Broadcast Group, Inc., Class A	7,682	136,816
#	Sirius XM Holdings, Inc.	48,463	292,717
#*	Snap, Inc., Class A	5,599	55,486
	Spok Holdings, Inc.	2,587	22,740
*	Take-Two Interactive Software, Inc.	8,076	956,845
*	TechTarget, Inc.	1,775	114,576
	TEGNA, Inc.	34,128	712,593
	Telephone & Data Systems, Inc.	17,703	300,951
*	Telesat Corp.	352	3,066
*	Thryv Holdings, Inc.	2,418	49,472
*	T-Mobile U.S., Inc.	22,150	3,357,054
*	Townsquare Media, Inc., Class A	1,300	9,828
#*	Travelzoo	2,000	10,420
#*	TripAdvisor, Inc.	9,219	217,753
*	U.S. Cellular Corp.	6,507	202,823
	Verizon Communications, Inc.	233,967	8,743,347
*	Walt Disney Co.	41,286	4,398,610
*	Warner Bros Discovery, Inc.	100,361	1,304,693
#	Warner Music Group Corp., Class A	5,612	146,024
*	WideOpenWest, Inc.	6,024	82,589
	World Wrestling Entertainment, Inc., Class A	5,446	429,635
*	Yelp, Inc.	9,440	362,590
*	Zedge, Inc., Class B	300	636
*	Ziff Davis, Inc.	7,345	568,430

TOTAL COMMUNICATION SERVICES			97,125,241

CONSUMER DISCRETIONARY — (11.6%)
#	Cheesecake Factory, Inc.	8,689	311,153
*	1-800-Flowers.com, Inc., Class A	5,186	37,806
#*	2U, Inc.	6,939	42,952
	Aaron’s Co., Inc.	4,332	45,139
*	Abercrombie & Fitch Co., Class A	10,546	185,399
	Academy Sports & Outdoors, Inc.	9,579	421,763
	Acushnet Holdings Corp.	10,245	477,110
*	Adient PLC	12,647	442,392
	ADT, Inc.	49,467	418,491
*	Adtalem Global Education, Inc.	9,323	388,769

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Advance Auto Parts, Inc.	7,564	$1,436,555
*	Amazon.com, Inc.	166,989	17,106,353
*	American Axle & Manufacturing Holdings, Inc.	8,637	83,693
	American Eagle Outfitters, Inc.	27,268	309,764
*	American Public Education, Inc.	1,104	14,142
#*	America’s Car-Mart, Inc.	1,100	75,196
*	Aptiv PLC	9,357	852,142
	Aramark	25,829	942,759
	Ark Restaurants Corp.	120	2,479
	Arko Corp.	20,286	207,932
*	Asbury Automotive Group, Inc.	3,077	485,397
	Autoliv, Inc.	13,399	1,076,610
*	AutoNation, Inc.	9,748	1,036,310
*	AutoZone, Inc.	529	1,339,894
#*	Barnes & Noble Education, Inc.	189	527
	Bassett Furniture Industries, Inc.	1,200	21,816
	Bath & Body Works, Inc.	5,861	195,640
*	Beazer Homes USA, Inc.	4,142	46,846
	Best Buy Co., Inc.	24,808	1,697,115
#	Big Lots, Inc.	6,301	118,900
	Bloomin’ Brands, Inc.	15,290	367,113
	Bluegreen Vacations Holding Corp.	1,907	33,010
*	Booking Holdings, Inc.	1,537	2,873,391
*	Boot Barn Holdings, Inc.	4,393	249,522
	BorgWarner, Inc.	28,072	1,053,542
*	Bright Horizons Family Solutions, Inc.	7,018	458,416
*	Brinker International, Inc.	8,152	272,195
	Brunswick Corp.	11,366	803,235
	Buckle, Inc.	7,967	313,342
	Build-A-Bear Workshop, Inc.	1,000	17,590
*	Burlington Stores, Inc.	5,680	812,013
	Caleres, Inc.	5,590	152,775
	Camping World Holdings, Inc., Class A	4,673	130,050
*	Capri Holdings Ltd.	16,909	772,403
#*	CarMax, Inc.	11,290	711,383
*	CarParts.com, Inc.	7,007	32,793
	Carriage Services, Inc.	2,352	57,412
*	Carrols Restaurant Group, Inc.	7,099	12,423
#	Carter’s, Inc.	6,367	432,128
	Cato Corp., Class A	3,700	44,067
*	Cavco Industries, Inc.	1,219	276,311
	Century Communities, Inc.	5,591	248,855
*	Chegg, Inc.	11,830	255,173
#*	Chico’s FAS, Inc.	23,800	139,944
*	Children’s Place, Inc.	1,931	78,167
*	Chipotle Mexican Grill, Inc.	1,004	1,504,323
	Choice Hotels International, Inc.	4,935	640,760
*	Citi Trends, Inc.	1,812	40,969
	Columbia Sportswear Co.	7,858	585,421
*	Conn’s, Inc.	4,758	39,063
*	Container Store Group, Inc.	6,390	34,698
»††	Contra Zagg, Inc.	4,298	387
#	Cracker Barrel Old Country Store, Inc.	3,493	398,970
	Crown Crafts, Inc.	1,422	8,219
	Dana, Inc.	22,857	364,798
	Darden Restaurants, Inc.	9,906	1,417,945
*	Dave & Buster’s Entertainment, Inc.	6,488	258,547
*	Deckers Outdoor Corp.	3,548	1,241,552
*	Delta Apparel, Inc.	600	9,066

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Denny’s Corp.	5,995	$67,923
	Designer Brands, Inc., Class A	8,359	127,308
#	Dick’s Sporting Goods, Inc.	10,157	1,155,460
#	Dillard’s, Inc., Class A	2,850	937,052
	Dine Brands Global, Inc.	1,571	113,253
*	Dixie Group, Inc.	9,307	10,238
	Dollar General Corp.	10,572	2,696,389
*	Dollar Tree, Inc.	15,811	2,506,044
	Domino’s Pizza, Inc.	1,298	431,248
*	Dorman Products, Inc.	4,567	372,759
	DR Horton, Inc.	33,341	2,563,256
	eBay, Inc.	54,647	2,177,137
	El Pollo Loco Holdings, Inc.	4,262	42,790
#*	Envela Corp.	5,655	29,689
	Escalade, Inc.	1,450	15,747
#	Ethan Allen Interiors, Inc.	4,083	104,484
#*	Etsy, Inc.	7,486	703,010
*	Expedia Group, Inc.	1,890	176,658
*	Fiesta Restaurant Group, Inc.	1,467	10,166
#*	Five Below, Inc.	6,717	983,033
	Flexsteel Industries, Inc.	1,153	17,722
#*	Floor & Decor Holdings, Inc., Class A	9,443	692,833
	Foot Locker, Inc.	15,240	483,108
	Ford Motor Co.	138,704	1,854,472
*	Fox Factory Holding Corp.	3,452	303,258
#	Franchise Group, Inc.	2,359	71,596
*	frontdoor, Inc.	9,721	214,445
*	Funko, Inc., Class A	5,921	122,269
#	Gap, Inc.	36,000	405,720
	Garmin Ltd.	9,066	798,171
*	Garrett Motion, Inc.	2,775	18,426
	General Motors Co.	55,601	2,182,339
*	Genesco, Inc.	3,112	146,388
	Gentex Corp.	32,760	867,812
*	Gentherm, Inc.	4,760	278,079
	Genuine Parts Co.	12,964	2,305,777
*	G-III Apparel Group Ltd.	14,428	281,346
*	Good Times Restaurants, Inc.	4,704	11,948
*	Goodyear Tire & Rubber Co.	40,859	518,909
#*	GoPro, Inc., Class A	8,423	45,905
	Graham Holdings Co., Class B	687	428,599
*	Grand Canyon Education, Inc.	6,048	608,610
*	Green Brick Partners, Inc.	5,861	135,565
	Group 1 Automotive, Inc.	3,118	539,414
	Guess?, Inc.	9,401	159,629
	H&R Block, Inc.	20,928	861,187
	Hamilton Beach Brands Holding Co., Class A	1,000	11,780
#	Hanesbrands, Inc.	53,728	366,425
	Harley-Davidson, Inc.	21,805	937,615
	Hasbro, Inc.	10,585	690,671
#	Haverty Furniture Cos., Inc.	3,679	97,788
*	Helen of Troy Ltd.	3,202	302,973
	Hibbett, Inc.	2,831	176,711
*	Hilton Grand Vacations, Inc.	4,603	180,622
	Hilton Worldwide Holdings, Inc.	5,579	754,616
	Home Depot, Inc.	20,128	5,960,505
	Hooker Furnishings Corp.	1,478	22,318
*	Hyatt Hotels Corp., Class A	4,105	386,732
	Installed Building Products, Inc.	4,932	424,152

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	iRobot Corp.	1,136	$64,184
	Jack in the Box, Inc.	1,903	167,902
	Jerash Holdings US, Inc.	1,557	6,415
	Johnson Outdoors, Inc., Class A	1,404	73,878
	KB Home	13,011	374,977
	Kohl’s Corp.	20,192	604,750
#	Kontoor Brands, Inc.	7,419	264,858
*	Lakeland Industries, Inc.	1,000	11,830
#*	Lands’ End, Inc.	4,280	44,854
	Laureate Education, Inc., Class A	25,916	327,578
	La-Z-Boy, Inc.	7,281	180,350
#*	Lazydays Holdings, Inc.	1,319	16,395
	LCI Industries	3,843	407,781
	Lear Corp.	8,005	1,110,374
*	Legacy Housing Corp.	1,336	24,796
	Leggett & Platt, Inc.	18,744	632,610
	Lennar Corp., Class A	18,892	1,524,584
	Lennar Corp., Class B	1,637	106,765
#*	Leslie’s, Inc.	18,171	255,121
#	Levi Strauss & Co., Class A	14,234	212,941
#*	LGI Homes, Inc.	3,499	322,083
	Lifetime Brands, Inc.	3,105	26,594
*	Lincoln Educational Services Corp.	3,900	21,645
*	Liquidity Services, Inc.	3,459	59,426
	Lithia Motors, Inc.	4,185	829,258
*	Live Ventures, Inc.	401	9,664
	LKQ Corp.	14,452	804,109
*	LL Flooring Holdings, Inc.	2,267	18,861
#*	Lovesac Co.	1,664	40,502
	Lowe’s Cos., Inc.	8,352	1,628,222
*	Lululemon Athletica, Inc.	3,342	1,099,652
*	M/I Homes, Inc.	696	28,877
	Macy’s, Inc.	39,729	828,350
*	Malibu Boats, Inc., Class A	3,128	165,471
#	Marine Products Corp.	5,029	50,290
*	MarineMax, Inc.	3,867	124,943
	Marriott International, Inc., Class A	10,427	1,669,467
	Marriott Vacations Worldwide Corp.	5,421	801,007
*	MasterCraft Boat Holdings, Inc.	2,329	50,679
*	Mattel, Inc.	49,009	929,211
	McDonald’s Corp.	9,488	2,586,998
	MDC Holdings, Inc.	11,761	358,240
*	Meritage Homes Corp.	5,126	390,396
*	Modine Manufacturing Co.	5,909	105,889
*	Mohawk Industries, Inc.	7,352	696,602
	Monro, Inc.	5,228	249,637
*	Motorcar Parts of America, Inc.	2,723	51,737
	Movado Group, Inc.	2,400	79,368
	Murphy USA, Inc.	4,942	1,554,308
	Nathan’s Famous, Inc.	600	39,150
#*	National Vision Holdings, Inc.	9,847	364,733
*	Nautilus, Inc.	2,810	4,665
	NIKE, Inc., Class B	46,732	4,331,122
*	Noodles & Co.	2,751	16,011
#	Nordstrom, Inc.	25,298	514,561
*	Norwegian Cruise Line Holdings Ltd.	6,400	108,096
*	NVR, Inc.	340	1,440,835
*	ODP Corp.	8,195	324,276
#*	Ollie’s Bargain Outlet Holdings, Inc.	7,765	434,840

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	OneSpaWorld Holdings Ltd.	6,538	$59,300
*	O’Reilly Automotive, Inc.	1,251	1,047,300
	Oxford Industries, Inc.	2,746	279,351
	Papa John’s International, Inc.	3,244	235,612
	Patrick Industries, Inc.	3,766	172,144
	Penske Automotive Group, Inc.	9,878	1,102,582
*	Perdoceo Education Corp.	8,848	101,133
#	PetMed Express, Inc.	3,666	78,159
*	Planet Fitness, Inc., Class A	5,527	361,908
*	Playa Hotels & Resorts NV	11,615	71,665
#	Polaris, Inc.	8,800	894,080
	Pool Corp.	2,678	814,728
	PulteGroup, Inc.	33,159	1,326,028
	PVH Corp.	9,738	499,754
	Qurate Retail, Inc., Class A	96,280	225,295
	Ralph Lauren Corp.	5,141	476,519
#*	Red Robin Gourmet Burgers, Inc.	900	7,398
	Rent-A-Center, Inc.	8,566	178,601
#*	Revolve Group, Inc.	4,150	99,600
#*	RH	2,772	703,894
	Rocky Brands, Inc.	402	7,913
	Ross Stores, Inc.	20,871	1,997,146
#*	Royal Caribbean Cruises Ltd.	2,150	114,767
*	Sally Beauty Holdings, Inc.	24,091	306,197
*	SeaWorld Entertainment, Inc.	7,087	412,180
	Service Corp. International	23,706	1,436,821
*	Shake Shack, Inc., Class A	3,578	198,829
#	Shoe Carnival, Inc.	4,460	106,951
#	Signet Jewelers Ltd.	8,025	523,551
*	Six Flags Entertainment Corp.	4,787	106,750
*	Skechers USA, Inc., Class A	15,605	537,280
*	Skyline Champion Corp.	7,662	446,005
#*	Sleep Number Corp.	1,758	48,767
	Sonic Automotive, Inc., Class A	4,084	190,927
*	Sonos, Inc.	13,705	220,925
*	Sportsman’s Warehouse Holdings, Inc.	2,963	26,608
	Standard Motor Products, Inc.	3,872	146,865
	Starbucks Corp.	13,795	1,194,509
	Steven Madden Ltd.	10,477	312,948
*	Stoneridge, Inc.	5,645	117,811
	Strategic Education, Inc.	3,173	218,937
*	Strattec Security Corp.	200	5,200
*	Stride, Inc.	7,870	263,724
	Superior Group of Cos., Inc.	1,686	16,725
*	Sypris Solutions, Inc.	4,022	8,084
	Tapestry, Inc.	37,120	1,175,962
	Target Corp.	23,531	3,864,967
*	Taylor Morrison Home Corp.	19,866	523,270
	Tempur Sealy International, Inc.	20,657	555,467
#*	Tenneco, Inc., Class A	4,660	91,802
*	Tesla, Inc.	22,699	5,164,930
	Texas Roadhouse, Inc.	9,493	939,332
#	Thor Industries, Inc.	7,247	590,413
	Tilly’s, Inc., Class A	1,998	17,702
	TJX Cos., Inc.	46,971	3,386,609
	Toll Brothers, Inc.	12,854	553,750
*	TopBuild Corp.	4,648	790,811
*	Topgolf Callaway Brands Corp.	23,600	441,792
	Tractor Supply Co.	9,106	2,001,226

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Travel & Leisure Co.	8,926	$339,009
*	TravelCenters of America, Inc.	1,298	82,527
*	Tri Pointe Homes, Inc.	18,514	310,110
*	Ulta Beauty, Inc.	5,435	2,279,276
*	Under Armour, Inc., Class A	16,599	123,663
*	Under Armour, Inc., Class C	22,263	146,045
*	Unifi, Inc.	2,302	20,994
*	Universal Electronics, Inc.	2,569	52,433
#*	Urban Outfitters, Inc.	21,415	510,962
	Vail Resorts, Inc.	3,032	664,402
*	Vera Bradley, Inc.	4,815	15,649
	VF Corp.	30,297	855,890
#*	Victoria’s Secret & Co.	6,997	263,087
*	Visteon Corp.	3,476	453,514
*	VOXX International Corp.	2,097	19,397
	Wendy’s Co.	29,829	619,847
	Weyco Group, Inc.	1,047	27,044
	Whirlpool Corp.	8,001	1,106,058
#	Williams-Sonoma, Inc.	9,135	1,131,187
#	Wingstop, Inc.	2,210	350,042
	Winmark Corp.	400	100,656
#	Winnebago Industries, Inc.	5,225	311,880
	Wolverine World Wide, Inc.	11,074	189,698
	Wyndham Hotels & Resorts, Inc.	12,746	967,804
*	YETI Holdings, Inc.	8,499	272,648
	Yum! Brands, Inc.	9,474	1,120,301
*	Zumiez, Inc.	4,107	92,120

TOTAL CONSUMER DISCRETIONARY			166,651,559

CONSUMER STAPLES — (6.1%)
#	Albertsons Cos., Inc., Class A	17,434	357,571
	Andersons, Inc.	5,770	203,508
	Archer-Daniels-Midland Co.	17,970	1,742,731
	B&G Foods, Inc.	10,036	164,390
*	BellRing Brands, Inc.	13,771	333,534
*	BJ’s Wholesale Club Holdings, Inc.	14,696	1,137,470
	Bunge Ltd.	15,306	1,510,702
	Calavo Growers, Inc.	2,336	80,802
	Cal-Maine Foods, Inc.	6,197	350,192
	Campbell Soup Co.	29,812	1,577,353
	Casey’s General Stores, Inc.	5,347	1,244,300
*	Central Garden & Pet Co.	1,889	77,959
*	Central Garden & Pet Co., Class A	8,180	320,165
#*	Chefs’ Warehouse, Inc.	5,711	209,194
	Clorox Co.	7,069	1,032,357
	Coca-Cola Co.	156,206	9,348,929
	Coca-Cola Consolidated, Inc.	1,454	708,113
	Coffee Holding Co., Inc.	2,117	4,848
	Colgate-Palmolive Co.	27,245	2,011,771
	Conagra Brands, Inc.	27,532	1,010,424
	Costco Wholesale Corp.	16,560	8,304,840
*	Coty, Inc., Class A	62,020	416,154
*	Cyanotech Corp.	5,506	10,847
*	Darling Ingredients, Inc.	13,780	1,081,454
	Edgewell Personal Care Co.	9,078	355,767
*	elf Beauty, Inc.	7,804	337,601
	Energizer Holdings, Inc.	12,968	374,646
	Estee Lauder Cos., Inc., Class A	5,650	1,132,768
*	Farmer Bros Co.	792	4,752

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Flowers Foods, Inc.	27,084	$777,582
	Fresh Del Monte Produce, Inc.	7,160	186,733
*	Fresh Market, Inc.	3,200	0
#*	Freshpet, Inc.	2,649	156,159
	General Mills, Inc.	28,941	2,361,007
*	Grocery Outlet Holding Corp.	10,828	374,324
*	Hain Celestial Group, Inc.	13,180	246,598
*	Herbalife Nutrition Ltd.	11,400	242,364
	Hormel Foods Corp.	23,828	1,106,811
*	Hostess Brands, Inc.	20,902	553,485
	Ingles Markets, Inc., Class A	2,804	264,613
	Ingredion, Inc.	8,097	721,605
	Inter Parfums, Inc.	4,043	326,998
	J M Smucker Co.	7,664	1,154,658
	J&J Snack Foods Corp.	2,427	358,249
	John B. Sanfilippo & Son, Inc.	1,772	147,803
	Kellogg Co.	33,501	2,573,547
	Keurig Dr Pepper, Inc.	20,925	812,727
	Kimberly-Clark Corp.	12,392	1,542,308
	Kraft Heinz Co.	25,598	984,755
	Kroger Co.	73,736	3,486,975
	Lamb Weston Holdings, Inc.	12,302	1,060,678
	Lancaster Colony Corp.	3,245	585,009
*	Landec Corp.	3,686	36,676
	Lifevantage Corp.	1,400	5,642
#*	Lifeway Foods, Inc.	2,012	11,770
	Limoneira Co.	1,403	16,738
#	McCormick & Co., Inc.	11,409	897,204
	McCormick & Co., Inc.	180	14,873
	Medifast, Inc.	1,536	179,697
*	Monster Beverage Corp.	4,501	421,834
	National Beverage Corp.	8,165	387,184
*	Natural Alternatives International, Inc.	920	7,857
	Natural Grocers by Vitamin Cottage, Inc.	2,161	24,851
*	Nature’s Sunshine Products, Inc.	1,300	10,972
	Nu Skin Enterprises, Inc., Class A	6,801	259,730
#	Oil-Dri Corp. of America	877	25,898
	PepsiCo, Inc.	64,552	11,721,352
*	Pilgrim’s Pride Corp.	17,841	411,235
*	Post Holdings, Inc.	9,291	840,092
	PriceSmart, Inc.	4,237	271,041
#	Reynolds Consumer Products, Inc.	8,010	244,625
	Seaboard Corp.	125	468,297
*	Seneca Foods Corp., Class A	1,000	63,110
*»	Seneca Foods Corp., Class B	301	19,029
*	Simply Good Foods Co.	13,307	509,658
	SpartanNash Co.	4,806	171,622
	Spectrum Brands Holdings, Inc.	8,871	409,308
*	Sprouts Farmers Market, Inc.	18,120	534,540
	Sysco Corp.	30,426	2,633,675
#	Tootsie Roll Industries, Inc.	3,624	146,373
*	TreeHouse Foods, Inc.	9,400	472,256
	Tyson Foods, Inc., Class A	22,879	1,563,780
*	U.S. Foods Holding Corp.	25,461	757,719
*	United Natural Foods, Inc.	9,090	385,507
	United-Guardian, Inc.	3,800	51,338
*	USANA Health Sciences, Inc.	3,684	193,447
	Village Super Market, Inc., Class A	770	17,125
*	Vital Farms, Inc.	1,229	16,272

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Walgreens Boots Alliance, Inc.	39,466	$1,440,509
	Walmart, Inc.	45,365	6,456,800
#	WD-40 Co.	1,807	289,409
	Weis Markets, Inc.	4,404	412,523

TOTAL CONSUMER STAPLES			88,271,698

ENERGY — (3.8%)
	Adams Resources & Energy, Inc.	99	3,183
*	Alto Ingredients, Inc.	10,500	43,365
	Archrock, Inc.	27,974	210,085
*	Ardmore Shipping Corp.	4,312	58,341
	Baker Hughes Co.	55,192	1,526,611
	Brigham Minerals, Inc., Class A	7,327	227,137
*	Bristow Group, Inc.	2,557	76,557
	Cactus, Inc., Class A	5,509	284,925
#*	Centrus Energy Corp., Class A	1,247	58,996
	ChampionX Corp.	32,410	927,574
	Cheniere Energy, Inc.	10,094	1,780,683
	Chord Energy Corp.	1,737	265,917
#*	Clean Energy Fuels Corp.	31,215	209,453
	ConocoPhillips	55,392	6,984,377
#	Core Laboratories NV	7,242	140,929
	CVR Energy, Inc.	14,653	572,346
	Delek U.S. Holdings, Inc.	11,114	329,641
	DHT Holdings, Inc.	30,018	267,460
*	DMC Global, Inc.	2,624	56,783
	Dorian LPG Ltd.	8,692	157,064
*	Dril-Quip, Inc.	9,862	245,367
*	DTE Midstream LLC	15,048	898,366
#*	Earthstone Energy, Inc., Class A	3,814	61,634
#	Enerflex Ltd.	746	3,857
	EnLink Midstream LLC	65,505	778,199
	Epsilon Energy Ltd.	14,303	99,692
	Equitrans Midstream Corp.	59,063	497,310
	Evolution Petroleum Corp.	4,751	37,485
#*	Expro Group Holdings NV	11,912	225,494
#*	Green Plains, Inc.	7,849	226,758
*	Gulf Island Fabrication, Inc.	11,379	53,936
	Halliburton Co.	44,658	1,626,444
*	Helix Energy Solutions Group, Inc.	21,367	149,569
	Helmerich & Payne, Inc.	17,160	849,592
	HF Sinclair Corp.	21,390	1,308,426
#	International Seaways, Inc.	5,977	253,485
	Kinder Morgan, Inc.	68,812	1,246,873
	Kinetik Holdings, Inc., Class A	660	24,275
*	Kosmos Energy Ltd.	16,435	106,663
*	Liberty Energy, Inc., Class A	28,911	488,885
	Marathon Petroleum Corp.	33,181	3,770,025
*	Mexco Energy Corp.	1,500	23,850
#*	Nabors Industries Ltd.	971	168,983
#*	National Energy Services Reunited Corp.	3,800	28,728
*	Natural Gas Services Group, Inc.	200	2,300
*	NCS Multistage Holdings, Inc.	500	14,160
#	New Fortress Energy, Inc.	2,455	135,197
*	Newpark Resources, Inc.	5,878	21,513
*	NexTier Oilfield Solutions, Inc.	33,071	333,356
	Nordic American Tankers Ltd.	15,905	49,146
	NOV, Inc.	44,272	991,693
	Occidental Petroleum Corp.	58,591	4,253,707

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Oceaneering International, Inc.	27,344	$382,543
*	Oil States International, Inc.	9,683	62,649
	ONEOK, Inc.	32,511	1,928,552
*	Overseas Shipholding Group, Inc., Class A	7,143	20,858
*	Par Pacific Holdings, Inc.	7,179	164,256
	Patterson-UTI Energy, Inc.	32,368	571,295
*	PBF Energy, Inc., Class A	18,019	797,341
	Phillips 66	20,069	2,092,996
	PHX Minerals, Inc.	8,160	32,477
	Pioneer Natural Resources Co.	8,637	2,214,613
*	ProPetro Holding Corp.	28,107	332,787
*	REX American Resources Corp.	2,655	79,623
	RPC, Inc.	23,600	262,668
*	SandRidge Energy, Inc.	11,030	208,357
	Schlumberger NV	55,317	2,878,143
*	Select Energy Services, Inc., Class A	10,598	102,271
	SFL Corp. Ltd.	2,373	24,205
*	SilverBow Resources, Inc.	1,600	56,752
	Solaris Oilfield Infrastructure, Inc., Class A	4,135	56,319
	Targa Resources Corp.	30,556	2,089,114
*	TechnipFMC PLC	63,942	677,146
*	Teekay Tankers Ltd., Class A	1,612	50,762
*	TETRA Technologies, Inc.	9,232	45,606
	Texas Pacific Land Corp.	522	1,202,620
*	Tidewater, Inc.	4,303	145,872
#*	Transocean Ltd.	35,298	129,897
*	U.S. Silica Holdings, Inc.	10,515	151,311
*	Valaris Ltd.	3,794	253,932
	Valero Energy Corp.	24,720	3,103,596
*	Weatherford International PLC	6,899	287,550
	Williams Cos., Inc.	20,345	665,892
	World Fuel Services Corp.	9,771	249,063

TOTAL ENERGY			54,477,461

FINANCIALS — (17.1%)
	1st Source Corp.	4,346	252,763
#	ACNB Corp.	303	11,087
	Affiliated Managers Group, Inc.	5,675	704,608
	Aflac, Inc.	33,381	2,173,437
	Alerus Financial Corp.	869	19,379
	Allstate Corp.	18,602	2,348,502
	Ally Financial, Inc.	39,028	1,075,612
	A-Mark Precious Metals, Inc.	2,390	72,680
*	Ambac Financial Group, Inc.	4,454	62,579
	Amerant Bancorp, Inc.	2,594	78,079
	American Equity Investment Life Holding Co.	15,947	686,997
	American Express Co.	32,460	4,818,687
	American Financial Group, Inc.	9,991	1,449,794
	American International Group, Inc.	30,107	1,716,099
	American National Bankshares, Inc.	1,300	47,541
	Ameriprise Financial, Inc.	9,857	3,046,996
	Ameris Bancorp	11,297	581,908
	AMERISAFE, Inc.	2,385	139,308
	AmeriServ Financial, Inc.	300	1,209
	Ames National Corp.	500	11,060
	Aon PLC, Class A	9,423	2,652,480
	Apollo Global Management, Inc.	12,785	707,778
*	Arch Capital Group Ltd.	21,896	1,259,020
	Ares Management Corp., Class A	4,818	365,349

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Argo Group International Holdings Ltd.	5,421	$134,820
	Arrow Financial Corp.	2,507	87,294
	Arthur J Gallagher & Co.	8,418	1,574,839
	Artisan Partners Asset Management, Inc., Class A	9,113	259,812
*	AssetMark Financial Holdings, Inc.	4,542	94,065
	Associated Banc-Corp.	24,485	596,210
	Assurant, Inc.	5,558	755,110
	Assured Guaranty Ltd.	12,032	712,174
	Atlantic Union Bankshares Corp.	12,908	445,842
*	Atlanticus Holdings Corp.	1,700	48,552
	Axis Capital Holdings Ltd.	14,024	766,692
*	Axos Financial, Inc.	10,344	403,002
#	B. Riley Financial, Inc.	2,071	84,248
	Banc of California, Inc.	11,134	185,715
	BancFirst Corp.	5,329	510,625
*	Bancorp, Inc.	11,054	304,869
	Bank of America Corp.	191,203	6,890,956
	Bank of Hawaii Corp.	6,432	488,510
	Bank of Marin Bancorp	2,687	97,001
	Bank of New York Mellon Corp.	41,860	1,762,725
	Bank of NT Butterfield & Son Ltd.	8,767	302,812
	Bank of Princeton	613	19,432
	Bank of South Carolina Corp.	502	8,288
	Bank OZK	20,654	887,709
	Bank7 Corp.	1,736	43,400
	BankFinancial Corp.	2,924	28,509
	BankUnited, Inc.	15,112	543,276
	Bankwell Financial Group, Inc.	700	21,448
	Banner Corp.	5,895	440,651
	Bar Harbor Bankshares	1,390	41,714
	Baycom Corp.	742	14,269
	BCB Bancorp, Inc.	2,723	53,507
	Berkshire Hills Bancorp, Inc.	7,333	214,490
	BGC Partners, Inc., Class A	49,135	194,575
	BlackRock, Inc.	4,454	2,876,883
	Blackstone, Inc.	15,996	1,457,875
	BOK Financial Corp.	7,615	839,097
	Bread Financial Holdings, Inc.	8,755	316,143
*	Bridgewater Bancshares, Inc.	3,552	67,914
*	Brighthouse Financial, Inc.	13,022	743,166
	BrightSphere Investment Group, Inc.	5,920	111,414
	Brookline Bancorp, Inc.	14,704	202,180
	Brown & Brown, Inc.	14,333	842,637
	Business First Bancshares, Inc.	1,865	46,215
	Byline Bancorp, Inc.	5,176	119,669
	C&F Financial Corp.	500	28,280
	Cadence Bank	25,145	695,259
	Cambridge Bancorp	1,106	97,162
	Camden National Corp.	3,149	137,044
*	Cannae Holdings, Inc.	14,199	328,849
	Capital Bancorp, Inc.	758	18,707
	Capital City Bank Group, Inc.	2,300	81,466
	Capital One Financial Corp.	15,675	1,661,863
	Capitol Federal Financial, Inc.	25,612	209,506
	Capstar Financial Holdings, Inc.	2,712	47,948
	Cathay General Bancorp	13,592	619,795
	Cboe Global Markets, Inc.	7,688	957,156
	Central Pacific Financial Corp.	4,075	83,619
	Central Valley Community Bancorp	1,231	22,897

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	CF Bankshares, Inc.	840	$18,648
	Charles Schwab Corp.	42,525	3,387,967
	Chemung Financial Corp.	400	17,024
	Chubb Ltd.	11,212	2,409,347
	Cincinnati Financial Corp.	8,325	860,139
	Citigroup, Inc.	53,779	2,466,305
	Citizens & Northern Corp.	1,891	44,968
	Citizens Community Bancorp, Inc.	816	10,322
	Citizens Financial Group, Inc.	34,726	1,420,293
#	Citizens Holding Co.	160	2,384
*	Citizens, Inc.	3,580	9,630
	City Holding Co.	2,529	255,050
	Civista Bancshares, Inc.	1,487	35,242
	CME Group, Inc.	6,383	1,106,174
	CNA Financial Corp.	4,431	184,773
	CNB Financial Corp.	2,238	56,890
*	Coastal Financial Corp.	1,129	52,634
	Codorus Valley Bancorp, Inc.	633	13,534
	Cohen & Steers, Inc.	6,215	373,894
	Colony Bankcorp, Inc.	838	11,564
	Columbia Banking System, Inc.	13,319	445,787
*	Columbia Financial, Inc.	16,862	346,345
	Comerica, Inc.	13,460	948,930
	Commerce Bancshares, Inc.	13,428	951,240
	Community Bank System, Inc.	8,896	555,377
	Community Financial Corp.	300	11,340
	Community Trust Bancorp, Inc.	2,916	137,898
	Community West Bancshares	700	9,982
	ConnectOne Bancorp, Inc.	10,284	257,614
*	Consumer Portfolio Services, Inc.	4,008	25,731
#	Cowen, Inc., Class A	4,405	170,121
	Crawford & Co., Class A	2,549	15,269
	Crawford & Co., Class B	3,450	18,595
#*	Credit Acceptance Corp.	2,294	1,068,132
*	CrossFirst Bankshares, Inc.	901	12,533
	Cullen/Frost Bankers, Inc.	6,459	1,001,468
#	Curo Group Holdings Corp.	3,807	19,682
*	Customers Bancorp, Inc.	5,789	195,031
	CVB Financial Corp.	23,736	681,698
	Diamond Hill Investment Group, Inc.	720	129,564
	Dime Community Bancshares, Inc.	7,879	272,062
	Discover Financial Services	27,795	2,903,466
	Donegal Group, Inc., Class A	3,167	46,365
*	Donnelley Financial Solutions, Inc.	7,548	305,166
	Eagle Bancorp Montana, Inc.	758	14,129
	Eagle Bancorp, Inc.	5,217	236,226
	East West Bancorp, Inc.	16,498	1,180,762
	Eastern Bankshares, Inc.	23,994	459,965
*	eHealth, Inc.	2,510	6,727
	Employers Holdings, Inc.	5,714	249,188
#*	Encore Capital Group, Inc.	7,140	363,569
*	Enova International, Inc.	6,877	257,819
*	Enstar Group Ltd.	3,348	671,341
	Enterprise Bancorp, Inc.	1,259	39,382
	Enterprise Financial Services Corp.	4,245	226,980
	Equitable Holdings, Inc.	46,606	1,427,076
	Equity Bancshares, Inc., Class A	2,425	86,621
	Erie Indemnity Co., Class A	3,615	929,091
	Esquire Financial Holdings, Inc.	1,120	50,602

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	ESSA Bancorp, Inc.	1,600	$32,000
	Essent Group Ltd.	16,067	635,932
	Evans Bancorp, Inc.	622	22,628
	Evercore, Inc., Class A	5,709	600,016
	Everest Re Group Ltd.	3,244	1,046,709
*	EZCORP, Inc., Class A	8,301	80,188
	FactSet Research Systems, Inc.	2,019	859,064
#	Farmers & Merchants Bancorp, Inc.	978	28,616
	Farmers National Banc Corp.	4,026	55,317
	FB Financial Corp.	7,432	311,847
	Federal Agricultural Mortgage Corp., Class C	1,582	182,246
	Federated Hermes, Inc.	15,549	540,328
	Fidelity National Financial, Inc.	35,441	1,395,667
	Fifth Third Bancorp	41,404	1,477,709
	Financial Institutions, Inc.	2,921	69,607
	First American Financial Corp.	15,228	767,491
	First BanCorp	37,338	589,567
	First BanCorp	5,859	261,136
	First Bancorp, Inc.	1,481	45,259
	First Bancshares, Inc.	2,421	79,264
	First Bank	916	14,400
	First Busey Corp.	8,680	229,239
	First Business Financial Services, Inc.	989	37,730
	First Citizens BancShares, Inc., Class A	1,176	966,813
	First Commonwealth Financial Corp.	19,240	275,902
	First Community Bankshares, Inc.	3,590	133,692
	First Community Corp.	2,429	45,835
	First Financial Bancorp	16,417	427,991
	First Financial Bankshares, Inc.	13,383	515,112
	First Financial Corp.	2,421	117,394
	First Financial Northwest, Inc.	1,800	26,748
	First Foundation, Inc.	5,470	87,301
#	First Guaranty Bancshares, Inc.	1,579	36,428
	First Hawaiian, Inc.	21,301	544,880
	First Horizon Corp.	57,027	1,397,732
	First Internet Bancorp	1,237	31,779
	First Interstate BancSystem, Inc., Class A	13,679	623,899
	First Merchants Corp.	10,327	463,682
	First Mid Bancshares, Inc.	2,167	77,600
	First National Corp.	673	11,192
	First Northwest Bancorp	1,283	19,386
	First of Long Island Corp.	3,590	63,112
	First Republic Bank	9,313	1,118,491
	First Savings Financial Group, Inc.	516	11,687
	First U.S. Bancshares, Inc.	1,038	8,055
	First United Corp.	1,505	28,550
*	First Western Financial, Inc.	1,204	33,242
	FirstCash Holdings, Inc.	6,303	620,530
	Flagstar Bancorp, Inc.	9,515	368,230
	Flushing Financial Corp.	5,263	103,681
	FNB Corp.	48,814	705,362
#	FNCB Bancorp, Inc.	1,605	12,198
	Franklin Financial Services Corp.	385	12,516
#	Franklin Resources, Inc.	25,298	593,238
	FS Bancorp, Inc.	850	24,641
	Fulton Financial Corp.	30,303	552,424
*	FVCBankcorp, Inc.	872	17,719
*	Genworth Financial, Inc., Class A	52,978	247,407
	German American Bancorp, Inc.	5,088	199,908

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Glacier Bancorp, Inc.	14,177	$812,059
	Glen Burnie Bancorp	200	1,760
	Global Indemnity Group LLC, Class A	1,700	41,089
	Globe Life, Inc.	8,850	1,022,352
	Goldman Sachs Group, Inc.	13,761	4,740,802
	Great Southern Bancorp, Inc.	2,505	155,260
*	Green Dot Corp., Class A	8,879	168,967
	Greene County Bancorp, Inc.	600	39,960
	Greenhill & Co., Inc.	4,627	32,805
	Guaranty Bancshares, Inc.	1,320	48,880
#	Hamilton Lane, Inc., Class A	1,912	114,376
	Hancock Whitney Corp.	13,378	747,429
	Hanmi Financial Corp.	3,343	89,526
	Hanover Insurance Group, Inc.	5,119	749,882
	HarborOne Bancorp, Inc.	7,463	113,661
	Hartford Financial Services Group, Inc.	30,878	2,235,876
	Hawthorn Bancshares, Inc.	898	20,596
	HBT Financial, Inc.	1,046	21,328
#	HCI Group, Inc.	1,645	60,273
	Heartland Financial USA, Inc.	5,901	291,037
#	Hennessy Advisors, Inc.	1,107	9,697
	Heritage Commerce Corp.	8,432	120,578
	Heritage Financial Corp.	5,691	191,730
*	Heritage Global, Inc.	5,352	9,634
	Hilltop Holdings, Inc.	12,037	348,471
	Hingham Institution For Savings	155	38,324
	HMN Financial, Inc.	237	5,418
	Home Bancorp, Inc.	1,154	49,333
	Home BancShares, Inc.	28,230	719,583
	Home Federal Bancorp Inc of Louisiana	261	4,857
	HomeStreet, Inc.	4,364	113,289
	HomeTrust Bancshares, Inc.	3,038	73,003
	Hope Bancorp, Inc.	30,558	414,672
	Horace Mann Educators Corp.	6,832	269,591
	Horizon Bancorp, Inc.	6,336	94,470
	Houlihan Lokey, Inc.	6,025	538,153
	Huntington Bancshares, Inc.	77,225	1,172,275
	Independent Bank Corp.	7,768	675,894
	Independent Bank Corp.	4,359	100,824
	Independent Bank Group, Inc.	7,108	448,444
	Interactive Brokers Group, Inc., Class A	2,320	185,948
	Intercontinental Exchange, Inc.	9,776	934,292
	International Bancshares Corp.	10,585	525,016
#	Invesco Ltd.	44,073	675,198
	Investar Holding Corp.	501	10,792
	Investors Title Co.	166	24,394
	James River Group Holdings Ltd.	8,719	220,329
	Janus Henderson Group PLC	18,606	423,659
	Jefferies Financial Group, Inc.	24,349	837,849
	JPMorgan Chase & Co.	112,899	14,211,726
	Kearny Financial Corp.	12,045	122,136
	Kemper Corp.	9,402	448,193
	Kentucky First Federal Bancorp	27	189
	KeyCorp	66,726	1,192,394
	Kinsale Capital Group, Inc.	1,819	573,294
	KKR & Co., Inc.	21,933	1,066,602
	Lake Shore Bancorp, Inc.	170	2,232
	Lakeland Bancorp, Inc.	7,976	148,752
	Lakeland Financial Corp.	3,857	318,781

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Landmark Bancorp, Inc.	630	$16,411
	LCNB Corp.	700	12,327
*	LendingClub Corp.	11,178	118,934
	Lincoln National Corp.	16,091	866,822
#	Live Oak Bancshares, Inc.	5,676	184,300
	Loews Corp.	14,070	802,271
	LPL Financial Holdings, Inc.	10,927	2,793,488
	Luther Burbank Corp.	5,459	68,947
	M&T Bank Corp.	11,759	1,979,863
	Macatawa Bank Corp.	4,300	46,139
*	Maiden Holdings Ltd.	26,100	58,203
	MainStreet Bancshares, Inc.	550	15,279
*	Markel Corp.	744	897,338
	MarketAxess Holdings, Inc.	2,218	541,281
	Marsh & McLennan Cos., Inc.	20,254	3,270,818
*	MBIA, Inc.	10,125	108,945
	Mercantile Bank Corp.	2,926	102,264
	Merchants Bancorp	3,993	95,632
#	Mercury General Corp.	9,344	270,976
	Meridian Corp.	1,100	33,869
	MetLife, Inc.	18,817	1,377,593
*	Metropolitan Bank Holding Corp.	506	33,396
	MGIC Investment Corp.	47,115	643,120
	Mid Penn Bancorp, Inc.	405	13,843
	Middlefield Banc Corp.	507	14,703
	Midland States Bancorp, Inc.	3,115	87,345
	MidWestOne Financial Group, Inc.	1,517	50,971
#	Moelis & Co., Class A	9,393	398,827
	Moody’s Corp.	6,232	1,650,670
	Morgan Stanley	50,042	4,111,951
	Morningstar, Inc.	3,526	818,667
*	Mr Cooper Group, Inc.	14,074	555,782
	MSCI, Inc.	1,349	632,492
	MVB Financial Corp.	1,500	37,140
	Nasdaq, Inc.	26,124	1,625,958
	National Bank Holdings Corp., Class A	5,328	233,473
	National Bankshares, Inc.	518	18,985
	National Western Life Group, Inc., Class A	548	108,515
	Navient Corp.	26,284	397,940
	NBT Bancorp, Inc.	7,509	355,852
	Nelnet, Inc., Class A	4,287	381,929
#	New York Community Bancorp, Inc.	114,441	1,065,446
*	NI Holdings, Inc.	1,752	23,792
*	Nicholas Financial, Inc.	801	5,655
*	Nicolet Bankshares, Inc.	1,540	117,487
*	NMI Holdings, Inc., Class A	9,763	214,103
	Northeast Bank	772	32,501
	Northern Trust Corp.	14,815	1,249,645
	Northfield Bancorp, Inc.	8,607	138,056
	Northrim BanCorp, Inc.	900	43,857
	Northwest Bancshares, Inc.	19,009	286,276
#	Oak Valley Bancorp	1,680	33,130
	OceanFirst Financial Corp.	14,139	319,259
*	Ocwen Financial Corp.	1,900	59,356
	OFG Bancorp	9,654	269,154
	Old National Bancorp	39,986	782,126
	Old Republic International Corp.	33,486	777,210
	Old Second Bancorp, Inc.	4,090	65,440
	OneMain Holdings, Inc.	19,132	737,730

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	OP Bancorp	1,874	$21,101
	Oppenheimer Holdings, Inc., Class A	2,756	94,862
*	OptimumBank Holdings, Inc.	2,800	11,928
	Origin Bancorp, Inc.	3,105	128,330
	Orrstown Financial Services, Inc.	909	24,061
	Pacific Premier Bancorp, Inc.	15,229	554,488
	PacWest Bancorp	17,440	433,558
*	Palomar Holdings, Inc.	1,945	173,027
#	Park National Corp.	2,477	365,357
	Parke Bancorp, Inc.	1,446	31,176
	Pathfinder Bancorp, Inc.	1	19
	Pathward Financial, Inc.	5,963	250,625
	PCB Bancorp	783	14,486
	PCSB Financial Corp.	2,196	42,800
	Peapack-Gladstone Financial Corp.	2,762	109,292
	Penns Woods Bancorp, Inc.	1,243	29,981
	PennyMac Financial Services, Inc.	4,483	239,034
	Peoples Bancorp of North Carolina, Inc.	800	22,520
	Peoples Bancorp, Inc.	3,634	110,001
	Peoples Financial Services Corp.	400	21,996
	Pinnacle Financial Partners, Inc.	7,549	626,492
	Piper Sandler Cos	2,600	332,722
	PJT Partners, Inc., Class A	1,970	146,568
	Plumas Bancorp	618	20,456
	PNC Financial Services Group, Inc.	10,863	1,757,959
#*	Ponce Financial Group, Inc.	1,534	14,174
	Popular, Inc.	8,710	615,971
*	PRA Group, Inc.	7,470	250,245
	Preferred Bank	2,495	191,791
	Premier Financial Corp.	6,036	174,139
	Primerica, Inc.	6,170	892,799
	Primis Financial Corp.	3,254	41,944
	Principal Financial Group, Inc.	18,083	1,593,655
	ProAssurance Corp.	7,670	170,351
*	PROG Holdings, Inc.	10,680	176,434
	Progressive Corp.	9,108	1,169,467
	Prosperity Bancshares, Inc.	9,903	708,758
	Provident Bancorp, Inc.	1,022	12,632
	Provident Financial Holdings, Inc.	1,300	17,745
	Provident Financial Services, Inc.	12,942	290,160
	Prudential Financial, Inc.	19,433	2,044,157
	QCR Holdings, Inc.	2,265	114,858
	Radian Group, Inc.	23,625	493,054
	Raymond James Financial, Inc.	16,512	1,950,728
	RBB Bancorp	2,116	47,631
	Red River Bancshares, Inc.	800	45,536
	Regional Management Corp.	1,515	51,449
	Regions Financial Corp.	66,871	1,467,818
	Reinsurance Group of America, Inc.	6,270	922,756
	RenaissanceRe Holdings Ltd.	4,050	626,454
	Renasant Corp.	12,706	512,941
	Republic Bancorp, Inc., Class A	3,438	159,351
#*	Republic First Bancorp, Inc.	1,200	3,396
*	Rhinebeck Bancorp, Inc.	1,100	11,165
	Richmond Mutual BanCorp, Inc.	807	10,588
	Riverview Bancorp, Inc.	100	674
	RLI Corp.	5,286	687,550
	S&P Global, Inc.	6,375	2,047,969
	S&T Bancorp, Inc.	5,166	195,326

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Safety Insurance Group, Inc.	2,330	$202,593
	Salisbury Bancorp, Inc.	1,018	26,499
	Sandy Spring Bancorp, Inc.	6,720	238,157
	SB Financial Group, Inc.	1,000	16,750
	Seacoast Banking Corp. of Florida	7,469	230,792
*	Security National Financial Corp., Class A	3,274	20,462
	SEI Investments Co.	18,772	1,019,320
	Selective Insurance Group, Inc.	9,923	973,248
#	ServisFirst Bancshares, Inc.	7,036	530,022
	Shore Bancshares, Inc.	2,094	41,754
	Sierra Bancorp	1,944	42,865
	Signature Bank	3,292	521,881
	Silvercrest Asset Management Group, Inc., Class A	800	15,192
	Simmons First National Corp., Class A	24,027	573,524
	SLM Corp.	46,992	779,597
	SmartFinancial, Inc.	641	18,743
	Sound Financial Bancorp, Inc.	600	24,300
	South Plains Financial, Inc.	760	23,765
*	Southern First Bancshares, Inc.	700	31,276
	Southern Missouri Bancorp, Inc.	1,213	62,166
	Southside Bancshares, Inc.	5,693	194,928
	SouthState Corp.	11,643	1,052,876
	State Street Corp.	19,560	1,447,440
	Stellar Bancorp, Inc.	8,225	270,109
*	Sterling Bancorp, Inc.	3,844	24,486
	Stewart Information Services Corp.	3,962	154,360
	Stifel Financial Corp.	11,171	691,150
	Stock Yards Bancorp, Inc.	3,589	280,624
*	StoneX Group, Inc.	3,467	323,540
	Summit Financial Group, Inc.	1,249	36,308
	Summit State Bank	441	6,531
*	SVB Financial Group	4,213	973,034
#*	SWK Holdings Corp.	730	13,578
	Synchrony Financial	54,136	1,925,076
	Synovus Financial Corp.	16,274	648,519
	T Rowe Price Group, Inc.	15,493	1,644,737
	Territorial Bancorp, Inc.	1,300	26,845
*	Texas Capital Bancshares, Inc.	7,060	423,600
	TFS Financial Corp.	20,144	283,023
	Timberland Bancorp, Inc.	500	14,810
	Tiptree, Inc.	5,339	65,029
	Tompkins Financial Corp.	2,533	209,834
	Towne Bank	12,538	413,002
	Tradeweb Markets, Inc., Class A	4,604	253,588
	Travelers Cos., Inc.	16,106	2,970,913
	TriCo Bancshares	5,202	301,248
*	Triumph Bancorp, Inc.	3,989	205,433
	Truist Financial Corp.	35,383	1,584,805
#*	Trupanion, Inc.	643	32,452
	TrustCo Bank Corp. NY.	2,732	101,958
	Trustmark Corp.	10,221	373,782
	U.S. Bancorp	53,648	2,277,358
	UMB Financial Corp.	7,738	643,956
	Umpqua Holdings Corp.	36,936	734,288
	Union Bankshares, Inc.	320	7,891
	United Bancorp, Inc.	685	10,289
	United Bancshares, Inc.	436	8,280
	United Bankshares, Inc.	20,661	874,993
	United Community Banks, Inc.	14,610	562,485

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	United Fire Group, Inc.	3,989	$108,102
	United Security Bancshares	402	2,782
	Unity Bancorp, Inc.	471	13,499
	Universal Insurance Holdings, Inc.	4,600	46,184
	Univest Financial Corp.	4,401	123,844
	Unum Group	32,096	1,463,257
	Valley National Bancorp	62,469	741,507
	Value Line, Inc.	213	11,417
	Veritex Holdings, Inc.	5,016	158,405
#	Victory Capital Holdings, Inc., Class A	3,797	109,809
	Virtu Financial, Inc., Class A	15,467	346,151
	Virtus Investment Partners, Inc.	1,153	197,728
#	Voya Financial, Inc.	14,962	1,022,802
	Walker & Dunlop, Inc.	5,376	483,625
	Washington Federal, Inc.	11,219	434,175
	Washington Trust Bancorp, Inc.	2,152	104,372
	Waterstone Financial, Inc.	4,026	68,361
	Webster Financial Corp.	25,592	1,388,622
	Wells Fargo & Co.	116,492	5,357,467
	WesBanco, Inc.	10,190	412,084
	West BanCorp, Inc.	1,799	40,424
	Westamerica BanCorp	3,633	227,898
	Western Alliance Bancorp	11,308	759,558
	Western New England Bancorp, Inc.	3,241	28,359
	Westwood Holdings Group, Inc.	850	8,602
	White Mountains Insurance Group Ltd.	520	736,398
	Willis Towers Watson PLC	6,227	1,358,794
	Wintrust Financial Corp.	8,704	814,868
#	WisdomTree Investments, Inc.	11,022	59,849
#*	World Acceptance Corp.	1,196	97,139
	WR Berkley Corp.	18,738	1,393,732
#	WSFS Financial Corp.	11,262	524,359
	Zions Bancorp NA	17,858	927,545

TOTAL FINANCIALS			246,454,513

HEALTH CARE — (6.6%)
*	ABIOMED, Inc.	1,121	282,582
*	Acadia Healthcare Co., Inc.	13,377	1,087,550
#*	Accuray, Inc.	19,974	40,747
††	Achillion Pharmaceuticals, Inc.	21,184	30,293
*	Adaptive Biotechnologies Corp.	5,688	44,253
*	Addus HomeCare Corp.	1,934	198,080
#*	Agiliti, Inc.	5,742	100,313
*	Agios Pharmaceuticals, Inc.	6,293	173,309
#*	Albireo Pharma, Inc.	2,691	55,219
*	Aldeyra Therapeutics, Inc.	4,658	25,433
*	Align Technology, Inc.	1,158	224,999
*	Alkermes PLC	19,063	432,730
*	Allscripts Healthcare Solutions, Inc.	23,232	341,510
*	Alnylam Pharmaceuticals, Inc.	868	179,902
*	Amedisys, Inc.	3,620	353,276
*	American Shared Hospital Services	2,300	6,026
	AmerisourceBergen Corp.	12,780	2,009,272
*	AMN Healthcare Services, Inc.	7,401	928,826
#*	AnaptysBio, Inc.	3,897	112,428
*	AngioDynamics, Inc.	5,619	79,172
*	Anika Therapeutics, Inc.	2,097	59,597
#*	Apollo Medical Holdings, Inc.	3,952	140,138
*	Apyx Medical Corp.	1,247	6,235

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Arcturus Therapeutics Holdings, Inc.	1,000	$17,700
#*	Arcus Biosciences, Inc.	5,146	131,120
#*	Armata Pharmaceuticals, Inc.	1,600	4,672
*	Artivion, Inc.	4,483	50,030
*	AtriCure, Inc.	8,011	337,423
	Atrion Corp.	237	142,273
*	Avanos Medical, Inc.	8,252	182,782
*	Avantor, Inc.	44,051	888,509
#*	Avid Bioservices, Inc.	4,868	82,464
#*	Avidity Biosciences, Inc.	4,972	71,000
*	AxoGen, Inc.	4,163	47,541
#*	Axonics, Inc.	3,199	233,975
	Azenta, Inc.	3,718	165,079
	Baxter International, Inc.	23,553	1,280,106
*	BioMarin Pharmaceutical, Inc.	8,192	709,673
#*	Bioxcel Therapeutics, Inc.	4,147	52,211
*	Boston Scientific Corp.	23,418	1,009,550
*	Brookdale Senior Living, Inc.	46,355	207,207
	Bruker Corp.	17,862	1,104,586
#*	Cara Therapeutics, Inc.	4,660	43,804
	Cardinal Health, Inc.	33,022	2,506,370
*	Cardiovascular Systems, Inc.	2,100	30,324
#*	CareDx, Inc.	1,304	25,963
*	Catalyst Pharmaceuticals, Inc.	11,568	160,448
#*	Celldex Therapeutics, Inc.	2,661	93,481
*	Certara, Inc.	2,103	25,720
	Chemed Corp.	1,762	822,625
*	Chinook Therapeutics, Inc.	7,288	158,514
	Cigna Corp.	12,230	3,951,024
#*	Codexis, Inc.	3,003	16,877
*	Collegium Pharmaceutical, Inc.	5,115	91,763
*	Computer Programs & Systems, Inc.	2,070	66,861
*	Concert Pharmaceuticals, Inc.	5,000	29,750
#	CONMED Corp.	3,322	264,863
#»††	Contra Zogenix, Inc.	5,473	3,722
*	CorVel Corp.	2,976	488,689
*	Crinetics Pharmaceuticals, Inc.	3,887	71,754
#*	CRISPR Therapeutics AG	5,141	269,080
*	Cross Country Healthcare, Inc.	7,273	269,756
*	Cue Biopharma, Inc.	5,843	15,542
#*	Cutera, Inc.	1,041	47,855
	CVS Health Corp.	50,222	4,756,023
*	Cymabay Therapeutics, Inc.	3,800	13,224
*	DaVita, Inc.	13,346	974,391
*	Deciphera Pharmaceuticals, Inc.	7,751	125,721
*	Denali Therapeutics, Inc.	12,877	369,312
	DENTSPLY SIRONA, Inc.	18,271	563,112
*	DexCom, Inc.	1,912	230,931
*	Edwards Lifesciences Corp.	6,093	441,316
#*	Eiger BioPharmaceuticals, Inc.	5,400	27,594
*	Elanco Animal Health, Inc.	50,192	662,032
*††	Elanco Animal Health, Inc.	2,379	0
*	Electromed, Inc.	2,532	26,890
	Elevance Health, Inc.	7,087	3,874,959
*	Emergent BioSolutions, Inc.	6,778	141,389
*	Enanta Pharmaceuticals, Inc.	1,946	87,784
	Encompass Health Corp.	13,306	724,379
*	Enhabit, Inc.	6,653	82,630
*	Enovis Corp.	5,384	266,239

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Ensign Group, Inc.	8,218	$737,812
*	Envista Holdings Corp.	17,238	569,026
*	Evolent Health, Inc., Class A	12,175	387,287
#*	Exact Sciences Corp.	10,351	360,008
*	Exelixis, Inc.	29,289	485,612
#*	EyePoint Pharmaceuticals, Inc.	1,450	7,830
#*	Fate Therapeutics, Inc.	2,783	58,220
*	FONAR Corp.	1,170	18,837
#*	G1 Therapeutics, Inc.	3,000	31,980
*	Glaukos Corp.	3,419	191,703
#*	Globus Medical, Inc., Class A	6,798	455,466
*	Haemonetics Corp.	5,420	460,429
*	Halozyme Therapeutics, Inc.	14,647	700,273
#*	Harmony Biosciences Holdings, Inc.	5,745	298,740
#*	Harrow Health, Inc.	3,630	43,669
*	HealthEquity, Inc.	7,754	604,114
*	HealthStream, Inc.	4,637	114,534
*	Henry Schein, Inc.	12,214	836,170
*	Heska Corp.	2,344	168,205
*	Hologic, Inc.	24,023	1,628,759
*	Horizon Therapeutics PLC	11,862	739,240
	Humana, Inc.	3,755	2,095,590
*	Ideaya Biosciences, Inc.	1,500	25,335
*	IDEXX Laboratories, Inc.	5,010	1,801,997
*	ImmuCell Corp.	1,406	11,262
*	ImmunoGen, Inc.	12,882	76,519
#*	Immunovant, Inc.	10,500	117,600
*	Incyte Corp.	7,236	537,924
*	InfuSystem Holdings, Inc.	1,421	10,842
*	Innoviva, Inc.	12,963	175,778
*	Inogen, Inc.	2,871	65,057
*	Insulet Corp.	490	126,817
*	Integer Holdings Corp.	5,238	326,485
*	Integra LifeSciences Holdings Corp.	13,335	670,084
*	Intellia Therapeutics, Inc.	4,713	248,752
*	Intra-Cellular Therapies, Inc.	6,750	308,273
*	Intuitive Surgical, Inc.	3,105	765,289
*	Ionis Pharmaceuticals, Inc.	1,849	81,726
*	Iovance Biotherapeutics, Inc.	11,732	109,577
*	IQVIA Holdings, Inc.	10,833	2,271,355
	iRadimed Corp.	1,040	30,212
#*	IVERIC bio, Inc.	5,889	140,865
#*	KalVista Pharmaceuticals, Inc.	491	2,489
*	Kezar Life Sciences, Inc.	2,628	19,749
*	Kodiak Sciences, Inc.	2,554	18,338
*	Krystal Biotech, Inc.	3,235	247,478
#*	Kura Oncology, Inc.	7,291	113,156
#*	Kymera Therapeutics, Inc.	3,161	95,905
	Laboratory Corp. of America Holdings	7,198	1,596,948
*	Lantheus Holdings, Inc.	9,983	738,642
#	LeMaitre Vascular, Inc.	1,973	85,628
*	LENSAR, Inc.	1,586	7,549
#*	Lexicon Pharmaceuticals, Inc.	2,300	4,945
*	LHC Group, Inc.	3,495	584,015
*	Ligand Pharmaceuticals, Inc.	2,579	226,049
*	LivaNova PLC	7,169	337,660
#*	MacroGenics, Inc.	6,582	33,700
*	Masimo Corp.	2,518	331,369
	McKesson Corp.	5,690	2,215,515

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Medpace Holdings, Inc.	4,237	$940,529
	Medtronic PLC	25,095	2,191,797
*	Meridian Bioscience, Inc.	7,966	254,673
*	Merit Medical Systems, Inc.	7,916	544,383
#	Mesa Laboratories, Inc.	572	75,624
*	Mettler-Toledo International, Inc.	1,357	1,716,510
*	Mirati Therapeutics, Inc.	4,065	273,656
*	ModivCare, Inc.	2,214	215,289
*	Molina Healthcare, Inc.	5,019	1,801,118
#*	Morphic Holding, Inc.	1,383	38,738
*	Myriad Genetics, Inc.	11,062	229,426
	National HealthCare Corp.	2,673	162,839
	National Research Corp.	2,585	105,287
#*	Nektar Therapeutics	22,397	84,213
*	Neogen Corp.	23,973	316,444
*	NeoGenomics, Inc.	9,155	69,624
*	Neurocrine Biosciences, Inc.	5,167	594,825
*	NextGen Healthcare, Inc.	7,770	155,711
#*	Novocure Ltd.	944	66,703
#*	Nurix Therapeutics, Inc.	1,800	22,914
*	NuVasive, Inc.	6,860	302,732
*	Omnicell, Inc.	3,092	239,073
*	Opiant Pharmaceuticals, Inc.	1,079	10,283
*	OptimizeRx Corp.	1,147	17,681
*	Option Care Health, Inc.	19,327	584,835
*	OraSure Technologies, Inc.	4,389	19,136
*	Orthofix Medical, Inc.	2,578	41,403
#*	OrthoPediatrics Corp.	1,483	63,013
	Owens & Minor, Inc.	10,446	177,582
*	Pacira BioSciences, Inc.	4,956	256,523
	Patterson Cos., Inc.	11,256	292,318
*††	PDL BioPharma, Inc.	20,904	56,023
*	Pediatrix Medical Group, Inc.	21,100	409,340
*	Pennant Group, Inc.	4,190	51,579
*	Penumbra, Inc.	1,029	176,443
#*	PetIQ, Inc.	7,117	58,502
	Phibro Animal Health Corp., Class A	2,218	32,582
	Premier, Inc., Class A	16,422	572,799
*	Prestige Consumer Healthcare, Inc.	8,493	462,699
††	Progenic Pharmaceuticals, Inc.	4,762	5,476
*	Protagonist Therapeutics, Inc.	3,345	27,095
*	Prothena Corp. PLC	5,425	333,312
	Psychemedics Corp.	2,234	14,454
	Quest Diagnostics, Inc.	11,361	1,632,008
*	QuidelOrtho Corp.	2,082	187,005
*	R1 RCM, Inc.	24,164	426,736
*	RadNet, Inc.	5,706	109,099
#*	RAPT Therapeutics, Inc.	2,000	43,640
#*	Relay Therapeutics, Inc.	9,289	206,402
#*	Repligen Corp.	2,792	509,512
*	Replimune Group, Inc.	5,009	91,965
	ResMed, Inc.	6,517	1,457,788
*	Rocket Pharmaceuticals, Inc.	5,094	95,054
	Royalty Pharma PLC, Class A	14,326	606,276
*	Sage Therapeutics, Inc.	6,201	233,530
*	Satsuma Pharmaceuticals, Inc.	3,870	20,047
#*	Scholar Rock Holding Corp.	800	7,808
*	Schrodinger, Inc.	7,186	172,248
*	Seagen, Inc.	3,503	445,441

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	SeaSpine Holdings Corp.	959	$6,166
	Select Medical Holdings Corp.	20,803	534,221
	SIGA Technologies, Inc.	9,731	89,428
*	Sotera Health Co.	6,922	47,623
*	STAAR Surgical Co.	1,031	73,067
	STERIS PLC	5,494	948,155
»††	Strongbridge LLC	6,381	2,279
	Stryker Corp.	5,471	1,254,172
*	Surmodics, Inc.	898	30,658
#*	Syndax Pharmaceuticals, Inc.	4,162	95,560
*	Syneos Health, Inc.	10,861	547,177
#*	Teladoc Health, Inc.	343	10,167
	Teleflex, Inc.	2,045	438,775
*	TransMedics Group, Inc.	2,292	110,520
*	Travere Therapeutics, Inc.	4,493	97,408
#*	Twist Bioscience Corp.	6,259	205,483
	U.S. Physical Therapy, Inc.	1,390	123,432
*	UFP Technologies, Inc.	1,356	127,261
*	United Therapeutics Corp.	4,730	1,090,407
	Utah Medical Products, Inc.	296	26,507
*	Vanda Pharmaceuticals, Inc.	15,950	166,997
*	Varex Imaging Corp.	5,401	119,416
*	Veeva Systems, Inc., Class A	1,167	195,986
*	Veracyte, Inc.	1,148	23,086
*	Vericel Corp.	2,712	72,899
*	Waters Corp.	3,599	1,076,713
	West Pharmaceutical Services, Inc.	2,890	664,989
*	Xencor, Inc.	6,719	188,132
*	Xenon Pharmaceuticals, Inc.	6,797	248,566
*	Y-mAbs Therapeutics, Inc.	2,415	8,718
	Zimmer Biomet Holdings, Inc.	9,586	1,086,573
#*	Zimvie, Inc.	958	8,402
	Zoetis, Inc.	19,005	2,865,574

TOTAL HEALTH CARE.			94,901,152

INDUSTRIALS — (14.4%)
	3M Co.	23,704	2,981,726
	AAON, Inc.	5,947	383,522
*	AAR Corp.	5,387	238,752
	ABM Industries, Inc.	11,937	531,316
	ACCO Brands Corp.	18,062	83,085
	Acme United Corp.	700	16,737
	Acuity Brands, Inc.	3,901	716,107
	Advanced Drainage Systems, Inc.	8,712	1,009,547
	AECOM	12,691	955,379
	AGCO Corp.	11,396	1,415,041
	Air Lease Corp.	25,058	884,297
*	Air T, Inc.	601	13,168
*	Air Transport Services Group, Inc.	10,890	317,988
	Alamo Group, Inc.	1,643	249,867
*	Alaska Air Group, Inc.	13,866	616,482
	Albany International Corp., Class A	4,589	420,444
*	Allegiant Travel Co.	2,402	180,270
	Allegion PLC	9,295	973,837
	Allied Motion Technologies, Inc.	2,437	82,419
	Allison Transmission Holdings, Inc.	16,872	712,842
	Altra Industrial Motion Corp.	10,745	646,204
	AMERCO	2,403	1,382,182
#*	Ameresco, Inc., Class A	2,313	139,890

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	American Airlines Group, Inc.	24,435	$346,488
*	American Superconductor Corp.	80	362
*	American Woodmark Corp.	2,938	133,238
	AMETEK, Inc.	11,753	1,523,894
	AO Smith Corp.	17,385	952,350
	Apogee Enterprises, Inc.	3,734	171,316
	Applied Industrial Technologies, Inc.	5,339	664,065
	ARC Document Solutions, Inc.	25,800	62,436
	ArcBest Corp.	4,841	384,521
	Arcosa, Inc.	8,034	515,783
	Argan, Inc.	2,682	92,985
	Armstrong World Industries, Inc.	7,394	558,765
*	Art’s-Way Manufacturing Co., Inc.	3,212	6,649
*	ASGN, Inc.	5,295	448,910
	Astec Industries, Inc.	4,397	191,929
*	Astronics Corp.	3,705	34,308
*	Astronics Corp., Class B	835	7,557
*	Atkore, Inc.	6,451	614,780
#*	Atlas Air Worldwide Holdings, Inc.	4,683	473,639
*	Avis Budget Group, Inc.	2,398	567,031
*	AZEK Co., Inc.	12,259	214,655
	AZZ, Inc.	3,732	150,026
	Barnes Group, Inc.	8,640	305,597
	Barrett Business Services, Inc.	1,545	134,755
*	Beacon Roofing Supply, Inc.	11,328	638,333
	BGSF, Inc.	894	11,238
#*	Blue Bird Corp.	3,546	32,517
*	BlueLinx Holdings, Inc.	800	56,368
	Boise Cascade Co.	6,896	460,446
	Booz Allen Hamilton Holding Corp., Class A	14,677	1,597,591
	Brady Corp., Class A	6,607	302,270
*	BrightView Holdings, Inc.	10,140	90,449
	Brink’s Co.	6,787	404,709
*	Builders FirstSource, Inc.	27,945	1,723,089
*	CACI International, Inc., Class A	2,544	773,452
	Carlisle Cos., Inc.	5,314	1,268,983
	Carrier Global Corp.	80,385	3,196,108
*	Casella Waste Systems, Inc., Class A	6,723	550,009
	Caterpillar, Inc.	23,837	5,159,757
*	CBIZ, Inc.	8,891	441,349
*	CECO Environmental Corp.	4,856	57,398
	CH Robinson Worldwide, Inc.	14,899	1,455,930
#*	Chart Industries, Inc.	3,067	683,573
*	Cimpress PLC	3,000	69,840
	Cintas Corp.	3,703	1,583,218
*	CIRCOR International, Inc.	2,800	57,876
*	Civeo Corp.	743	23,033
#*	Clarivate PLC	51,212	529,020
*	Clean Harbors, Inc.	8,883	1,087,812
	Columbus McKinnon Corp.	4,597	131,106
	Comfort Systems USA, Inc.	5,828	718,476
*	Commercial Vehicle Group, Inc.	4,608	23,224
	CompX International, Inc.	811	14,460
*	Concrete Pumping Holdings, Inc.	2,727	17,466
*	Construction Partners, Inc., Class A	4,406	137,203
#*	Copa Holdings SA, Class A	4,105	308,819
*	Copart, Inc.	14,052	1,616,261
*	CoStar Group, Inc.	14,193	1,174,045
	Covenant Logistics Group, Inc.	2,890	109,358

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	CRA International, Inc.	1,211	$124,418
	Crane Holdings Co.	7,858	788,472
	CSW Industrials, Inc.	2,635	339,704
	CSX Corp.	106,116	3,083,731
	Cummins, Inc.	9,418	2,302,795
	Curtiss-Wright Corp.	5,799	973,246
#*	Daseke, Inc.	2,900	17,284
	Deere & Co.	13,655	5,404,922
*	Delta Air Lines, Inc.	65,739	2,230,524
	Deluxe Corp.	12,980	238,572
*	Distribution Solutions Group, Inc.	700	21,056
*	DLH Holdings Corp.	1,100	14,322
	Donaldson Co., Inc.	17,549	1,008,190
	Douglas Dynamics, Inc.	4,778	162,213
	Dover Corp.	10,318	1,348,459
	Dun & Bradstreet Holdings, Inc.	8,082	103,854
*	DXP Enterprises, Inc.	2,519	72,069
*	Dycom Industries, Inc.	4,836	571,519
	Eastern Co.	312	6,524
	Eaton Corp. PLC	12,551	1,883,529
	EMCOR Group, Inc.	5,425	765,468
	Emerson Electric Co.	11,404	987,586
	Encore Wire Corp.	3,557	489,408
*	Energy Recovery, Inc.	4,025	103,563
	Enerpac Tool Group Corp.	8,520	216,493
	EnerSys	6,282	416,434
	Ennis, Inc.	3,943	88,954
	EnPro Industries, Inc.	3,788	403,422
#	Equifax, Inc.	7,740	1,312,240
	Esab Corp.	4,884	182,173
	ESCO Technologies, Inc.	4,269	367,860
*	Espey Manufacturing & Electronics Corp.	200	2,678
#*	EVI Industries, Inc.	463	9,029
*	Evoqua Water Technologies Corp.	12,053	472,237
	Expeditors International of Washington, Inc.	15,047	1,472,349
	Exponent, Inc.	6,414	610,998
	Fastenal Co.	33,993	1,642,882
	Federal Signal Corp.	8,906	415,465
	FedEx Corp.	11,680	1,872,070
#	Flowserve Corp.	17,133	491,374
#*	Fluor Corp.	17,180	519,867
*	Forrester Research, Inc.	2,047	86,629
	Fortive Corp.	18,985	1,213,142
	Fortune Brands Home & Security, Inc.	12,787	771,312
	Forward Air Corp.	3,871	409,823
*	Franklin Covey Co.	1,696	85,818
	Franklin Electric Co., Inc.	6,549	536,625
*	FTI Consulting, Inc.	4,598	715,587
*	Fuel Tech, Inc.	8,636	10,104
#*	FuelCell Energy, Inc.	38,354	119,664
*	Gates Industrial Corp. PLC	24,541	273,632
	GATX Corp.	5,801	607,423
*	Gencor Industries, Inc.	1,048	9,956
*	Generac Holdings, Inc.	3,099	359,205
*	Gibraltar Industries, Inc.	4,567	233,282
	Global Industrial Co.	5,216	165,556
*	GMS, Inc.	6,537	308,546
	Gorman-Rupp Co.	3,516	95,424
	Graco, Inc.	17,667	1,229,270

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	GrafTech International Ltd.	22,454	$114,291
	Granite Construction, Inc.	12,476	420,816
*	Great Lakes Dredge & Dock Corp.	8,897	67,261
#	Greenbrier Cos., Inc.	5,318	187,779
	Griffon Corp.	9,266	297,809
*	GXO Logistics, Inc.	12,803	467,822
	H&E Equipment Services, Inc.	6,393	241,400
*	Harsco Corp.	12,092	63,967
*	Hawaiian Holdings, Inc.	5,433	78,398
#*	Hayward Holdings, Inc.	2,224	20,572
	Healthcare Services Group, Inc.	4,905	68,474
	Heartland Express, Inc.	12,593	187,384
	HEICO Corp.	2,376	386,433
	HEICO Corp., Class A	3,446	438,676
	Heidrick & Struggles International, Inc.	2,552	71,864
	Helios Technologies, Inc.	4,776	270,751
	Herc Holdings, Inc.	4,935	580,405
*	Heritage-Crystal Clean, Inc.	3,611	99,194
	Hexcel Corp.	11,394	634,646
*	Hill International, Inc.	4,357	14,683
	Hillenbrand, Inc.	9,788	432,434
#	HireQuest, Inc.	1,219	19,041
	HNI Corp.	6,631	192,233
	Honeywell International, Inc.	16,184	3,301,860
	Howmet Aerospace, Inc.	22,815	811,073
*	Hub Group, Inc., Class A	5,939	460,866
	Hubbell, Inc.	6,699	1,590,879
*	Hudson Technologies, Inc.	12,780	117,704
	Hurco Cos., Inc.	876	20,279
*	Huron Consulting Group, Inc.	5,037	370,874
	Hyster-Yale Materials Handling, Inc.	1,412	41,174
*	IAA, Inc.	17,214	652,927
	ICF International, Inc.	2,339	279,815
	IDEX Corp.	3,028	673,155
*	IES Holdings, Inc.	2,130	70,375
	Illinois Tool Works, Inc.	11,855	2,531,398
	Ingersoll Rand, Inc.	22,336	1,127,968
*	Innovative Solutions & Support, Inc.	400	3,800
	Insperity, Inc.	4,225	498,635
	Insteel Industries, Inc.	2,607	68,694
	Interface, Inc.	7,820	88,444
	ITT, Inc.	9,145	698,587
	Jacobs Solutions, Inc.	5,660	652,145
	JB Hunt Transport Services, Inc.	9,917	1,696,501
*	JELD-WEN Holding, Inc.	15,474	164,179
*	JetBlue Airways Corp.	52,132	419,141
	John Bean Technologies Corp.	4,296	391,795
	Johnson Controls International PLC	36,843	2,130,999
	Kadant, Inc.	1,782	317,107
	Kaman Corp.	3,967	127,341
*	KAR Auction Services, Inc.	18,085	262,775
#	KBR, Inc.	11,824	588,481
	Kelly Services, Inc., Class A	6,650	108,661
	Kennametal, Inc.	13,901	371,296
	Kforce, Inc.	3,986	252,194
	Kimball International, Inc., Class B	6,839	50,540
*	Kirby Corp.	9,704	676,854
	Knight-Swift Transportation Holdings, Inc.	19,235	923,857
	Korn Ferry	8,932	496,530

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Landstar System, Inc.	5,285	$825,623
*	LB Foster Co., Class A	876	8,760
	Lennox International, Inc.	2,113	493,533
	Lincoln Electric Holdings, Inc.	8,164	1,159,288
	Lindsay Corp.	933	157,957
*	LS Starrett Co., Class A	1,800	15,354
	LSI Industries, Inc.	3,205	24,614
	Luxfer Holdings PLC	1,400	20,258
*	Manitex International, Inc.	2,502	11,409
*	Manitowoc Co., Inc.	3,562	32,485
	ManpowerGroup, Inc.	7,780	609,485
	Marten Transport Ltd.	11,811	221,692
	Masco Corp.	8,924	412,913
*	Masonite International Corp.	2,947	210,799
*	MasTec, Inc.	11,837	912,396
*	Mastech Digital, Inc.	3,000	45,330
*	Matrix Service Co.	1,886	9,241
	Matson, Inc.	7,726	568,479
	Matthews International Corp., Class A	4,577	123,030
	Maxar Technologies, Inc.	18,057	403,393
*	Mayville Engineering Co., Inc.	932	6,198
	McGrath RentCorp.	4,273	401,876
*	Mercury Systems, Inc.	6,988	338,219
*	Middleby Corp.	5,923	828,391
	Miller Industries, Inc.	1,300	33,059
	MillerKnoll, Inc.	11,922	252,508
*	Mistras Group, Inc.	2,600	11,960
	Moog, Inc., Class A	4,615	391,121
*	MRC Global, Inc.	7,169	71,905
	MSA Safety, Inc.	3,471	465,947
	MSC Industrial Direct Co., Inc., Class A	6,274	520,617
	Mueller Industries, Inc.	10,050	629,532
	Mueller Water Products, Inc., Class A	22,826	267,064
*	MYR Group, Inc.	2,344	205,123
	NL Industries, Inc.	7,700	67,452
*	NN, Inc.	1,333	3,319
	Nordson Corp.	3,283	738,675
*	Northwest Pipe Co.	1,465	49,795
*	NOW, Inc.	15,980	203,425
*	NV5 Global, Inc.	1,720	249,314
	nVent Electric PLC	17,239	629,224
	Old Dominion Freight Line, Inc.	7,751	2,128,425
#	Omega Flex, Inc.	981	92,606
	Oshkosh Corp.	7,089	623,832
	Otis Worldwide Corp.	14,286	1,009,163
	Owens Corning	15,111	1,293,653
	P&F Industries, Inc., Class A	254	1,344
	PACCAR, Inc.	19,741	1,911,521
*	PAM Transportation Services, Inc.	3,004	83,661
#	Park Aerospace Corp.	1,437	17,876
	Parker-Hannifin Corp.	8,819	2,562,978
	Park-Ohio Holdings Corp.	1,783	20,273
#*	Parsons Corp.	12,580	589,750
	Pentair PLC	16,545	710,608
#*	Performant Financial Corp.	10,905	25,300
*	Perma-Pipe International Holdings, Inc.	300	2,934
*	PGT Innovations, Inc.	8,062	171,801
#*	Pioneer Power Solutions, Inc.	7,618	21,330
	Pitney Bowes, Inc.	15,585	48,469

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	Plug Power, Inc.	27,969	$446,945
	Powell Industries, Inc.	1,301	32,096
	Preformed Line Products Co.	889	70,560
	Primoris Services Corp.	8,827	178,217
*	Proto Labs, Inc.	2,337	89,250
	Quanex Building Products Corp.	5,988	132,694
	Quanta Services, Inc.	8,825	1,253,503
*	Radiant Logistics, Inc.	4,889	29,676
*	RBC Bearings, Inc.	520	131,836
*	RCM Technologies, Inc.	6,684	116,970
	Regal Rexnord Corp.	8,462	1,070,782
#	Rentokil Initial PLC, Sponsored ADR	2,083	64,448
	Republic Services, Inc.	8,949	1,186,816
*	Resideo Technologies, Inc.	24,305	574,084
	Resources Connection, Inc.	5,098	93,140
	REV Group, Inc.	10,564	145,149
	Robert Half International, Inc.	15,436	1,180,237
	Rockwell Automation, Inc.	5,810	1,483,293
	Rollins, Inc.	17,303	728,110
	Rush Enterprises, Inc., Class A	7,207	359,557
	Rush Enterprises, Inc., Class B	1,950	104,559
	Ryder System, Inc.	8,414	677,411
*	Saia, Inc.	3,511	698,197
	Schneider National, Inc., Class B	12,728	283,071
	Science Applications International Corp.	7,590	822,301
	Sensata Technologies Holding PLC	17,075	686,586
#*	Shoals Technologies Group, Inc., Class A	7,347	169,789
	Shyft Group, Inc.	4,649	106,834
*	SIFCO Industries, Inc.	1,584	4,372
	Simpson Manufacturing Co., Inc.	5,786	494,587
*	SiteOne Landscape Supply, Inc.	5,590	647,713
*	SkyWest, Inc.	6,486	114,672
	Snap-on, Inc.	4,684	1,040,082
*	Southwest Airlines Co.	31,404	1,141,535
*	SP Plus Corp.	2,918	108,054
*	Spirit Airlines, Inc.	17,581	386,782
*	SPX Technologies, Inc.	6,066	399,385
	Standex International Corp.	1,553	153,825
	Stanley Black & Decker, Inc.	9,655	757,821
	Steelcase, Inc., Class A	13,557	105,338
*	Stericycle, Inc.	12,165	542,316
*	Sterling Infrastructure, Inc.	2,955	79,755
*	Sunrun, Inc.	24,809	558,451
*	Taylor Devices, Inc.	1,040	13,083
	Tecnoglass, Inc.	6,128	125,808
	Tennant Co.	3,041	177,138
	Terex Corp.	9,959	403,738
	Tetra Tech, Inc.	4,303	607,928
	Textainer Group Holdings Ltd.	12,119	362,600
*	Thermon Group Holdings, Inc.	2,364	41,985
	Timken Co.	10,179	725,661
*	Titan International, Inc.	8,094	121,086
*	Titan Machinery, Inc.	4,124	141,783
	Toro Co.	13,510	1,424,359
	Trane Technologies PLC	15,963	2,548,174
*	Transcat, Inc.	303	25,076
	TransDigm Group, Inc.	1,804	1,038,671
	TransUnion	10,401	616,467
*	Trex Co., Inc.	12,548	603,433

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	TriNet Group, Inc.	9,757	$634,010
	Trinity Industries, Inc.	16,456	469,490
	Triton International Ltd.	11,276	684,340
*	Triumph Group, Inc.	2,654	24,019
*	TrueBlue, Inc.	6,368	125,195
*	Tutor Perini Corp.	11,511	85,412
*	Twin Disc, Inc.	300	3,903
#*	U.S. Xpress Enterprises, Inc., Class A	2,800	6,524
*	Uber Technologies, Inc.	11,351	301,596
	UFP Industries, Inc.	10,160	723,697
*	Ultralife Corp.	900	4,455
	UniFirst Corp.	1,931	355,323
	Union Pacific Corp.	30,526	6,017,896
*	United Airlines Holdings, Inc.	15,737	677,950
	United Parcel Service, Inc., Class B	33,849	5,678,847
*	United Rentals, Inc.	8,192	2,586,296
*	Univar Solutions, Inc.	26,328	670,837
	Universal Logistics Holdings, Inc.	3,206	102,592
*	V2X, Inc.	1,615	66,199
	Valmont Industries, Inc.	2,887	921,588
	Verisk Analytics, Inc.	11,085	2,026,671
*	Veritiv Corp.	2,207	256,586
*	Viad Corp.	1,680	62,630
*	Vicor Corp.	1,482	70,795
*	Virco Mfg. Corp.	4,104	16,991
	VSE Corp.	1,308	60,547
	Wabash National Corp.	9,266	200,609
	Waste Management, Inc.	19,722	3,123,373
#	Watsco, Inc.	4,118	1,115,813
	Watts Water Technologies, Inc., Class A	3,668	536,849
	Werner Enterprises, Inc.	11,037	432,650
*	WESCO International, Inc.	7,623	1,050,221
	Westinghouse Air Brake Technologies Corp.	10,703	998,376
*	Wilhelmina International, Inc.	5,495	21,980
*	Willdan Group, Inc.	657	9,080
*	Willis Lease Finance Corp.	856	32,614
*	WillScot Mobile Mini Holdings Corp.	24,125	1,026,036
	Woodward, Inc.	5,727	525,166
	WW Grainger, Inc.	3,769	2,202,415
*	XPO Logistics, Inc.	15,203	786,603
	Xylem, Inc.	7,098	727,048
#*	Yellow Corp.	5,000	22,150
	Zurn Elkay Water Solutions Corp.	14,289	335,649

TOTAL INDUSTRIALS			207,331,211

INFORMATION TECHNOLOGY — (24.5%)
#*	3D Systems Corp.	9,463	83,558
	A10 Networks, Inc.	6,816	114,509
	Accenture PLC, Class A	25,686	7,292,255
*	ACI Worldwide, Inc.	14,122	343,588
	Adeia, Inc.	11,157	124,735
*	Adobe, Inc.	17,284	5,504,954
	ADTRAN Holdings, Inc.	6,807	152,885
	Advanced Energy Industries, Inc.	4,534	356,599
*	Advanced Micro Devices, Inc.	44,607	2,679,096
*	Agilysys, Inc.	1,206	77,389
*	Akamai Technologies, Inc.	8,538	754,162
*	Alarm.com Holdings, Inc.	2,778	163,457
*	Alithya Group, Inc., Class A	6,866	12,153

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Alpha & Omega Semiconductor Ltd.	2,773	$90,816
*	Altair Engineering, Inc., Class A	1,792	87,898
*	Ambarella, Inc.	3,857	211,094
	Amdocs Ltd.	12,531	1,081,551
	American Software, Inc., Class A	3,966	67,938
	Amkor Technology, Inc.	39,490	820,997
	Amphenol Corp., Class A	24,759	1,877,475
*	Amtech Systems, Inc.	531	4,896
	Analog Devices, Inc.	14,376	2,050,305
*	ANSYS, Inc.	3,009	665,470
	Apple, Inc.	453,018	69,465,780
	Applied Materials, Inc.	40,717	3,594,904
*	Arista Networks, Inc.	12,321	1,489,116
*	Arlo Technologies, Inc.	6,293	32,409
*	Arrow Electronics, Inc.	9,521	964,096
*	Aspen Technology, Inc.	2,811	678,716
*	AstroNova, Inc.	760	9,006
*	Asure Software, Inc.	4,001	26,407
	Atlassian Corp., Class A	622	126,098
*	Autodesk, Inc.	7,230	1,549,389
	Automatic Data Processing, Inc.	18,010	4,353,017
	Autoscope Technologies Corp.	2,380	10,139
*	Aviat Networks, Inc.	1,998	65,255
*	Avid Technology, Inc.	4,744	130,413
	Avnet, Inc.	15,306	615,148
*	Axcelis Technologies, Inc.	5,425	314,650
*	AXT, Inc.	5,700	25,878
	Badger Meter, Inc.	2,960	332,941
	Bel Fuse, Inc., Class B	1,271	41,193
	Belden, Inc.	7,461	519,509
	Benchmark Electronics, Inc.	5,652	160,460
*	Bill.Com Holdings, Inc.	438	58,412
	BK Technologies Corp.	1,100	2,893
*	Black Knight, Inc.	9,603	580,693
*	Blackbaud, Inc.	5,939	324,863
*	Block, Inc., Class A	1,247	74,907
#*	BM Technologies, Inc.	890	6,755
*	Box, Inc., Class A	16,213	470,988
*	Brightcove, Inc.	3,700	24,790
	Broadcom, Inc.	18,616	8,751,754
	Broadridge Financial Solutions, Inc.	7,809	1,171,819
*	Cadence Design Systems, Inc.	3,721	563,322
*	CalAmp Corp.	4,856	18,453
*	Calix, Inc.	5,648	415,919
*	Cambium Networks Corp.	2,600	50,310
*	Casa Systems, Inc.	8,346	26,290
	Cass Information Systems, Inc.	1,795	76,790
	CDW Corp.	8,349	1,442,791
*	Cerence, Inc.	4,459	76,695
*	Ceridian HCM Holding, Inc.	7,299	483,121
*	CEVA, Inc.	3,198	88,457
*	ChannelAdvisor Corp.	2,425	55,872
*	Ciena Corp.	14,136	677,114
*	Cirrus Logic, Inc.	7,759	520,784
	Cisco Systems, Inc.	154,752	7,030,383
#*	Clearfield, Inc.	2,007	243,790
	Climb Global Solutions, Inc.	200	6,282
	Cognex Corp.	11,768	544,035
	Cognizant Technology Solutions Corp., Class A	26,175	1,629,394

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Coherent Corp.	12,863	$432,325
*	Cohu, Inc.	7,663	252,266
*	CommScope Holding Co., Inc.	23,491	311,021
*	CommVault Systems, Inc.	2,704	164,647
*	Computer Task Group, Inc.	1,200	9,180
	Concentrix Corp.	7,294	891,546
*	Conduent, Inc.	32,814	135,194
*	Consensus Cloud Solutions, Inc.	2,448	137,431
*	CPS Technologies Corp.	10,220	30,762
	CSG Systems International, Inc.	5,476	354,133
	CTS Corp.	5,074	200,524
*	CyberOptics Corp.	1,062	57,316
*	Daktronics, Inc.	6,045	20,674
*	Data I/O Corp.	2,012	7,988
*	Datadog, Inc., Class A	691	55,632
	Dell Technologies, Inc., Class C	10,159	390,106
*	Digi International, Inc.	3,785	152,649
*	Diodes, Inc.	6,214	445,357
*	DocuSign, Inc.	762	36,805
	Dolby Laboratories, Inc., Class A	5,761	385,065
*	Dropbox, Inc., Class A	18,219	396,263
*	Duck Creek Technologies, Inc.	7,479	89,299
*	DXC Technology Co.	27,283	784,386
*	Dynatrace, Inc.	7,404	260,917
*	DZS, Inc.	2,798	44,460
#	Ebix, Inc.	3,351	66,316
*	Edgio, Inc.	10,418	28,024
*	eGain Corp.	1,800	14,490
*	Elastic NV.	669	42,783
*	EMCORE Corp.	2,998	4,587
*	Enphase Energy, Inc.	7,546	2,316,622
	Entegris, Inc.	7,501	595,129
*	Envestnet, Inc.	6,396	315,387
*	EPAM Systems, Inc.	2,074	725,900
*	ePlus, Inc.	4,618	224,989
*	Euronet Worldwide, Inc.	5,482	460,543
	EVERTEC, Inc.	11,376	407,375
*	Evo Payments, Inc., Class A	3,142	105,854
*	ExlService Holdings, Inc.	2,981	542,095
*	Extreme Networks, Inc.	8,658	155,325
*	F5, Inc.	6,242	892,044
*	Fabrinet	4,857	555,641
*	Fair Isaac Corp.	1,131	541,568
*	FARO Technologies, Inc.	2,355	68,790
	Fidelity National Information Services, Inc.	16,418	1,362,530
*	First Solar, Inc.	11,980	1,743,929
*	Fiserv, Inc.	14,390	1,478,429
*	FleetCor Technologies, Inc.	7,622	1,418,607
*	Flex Ltd.	67,077	1,313,368
*	FormFactor, Inc.	10,578	213,781
*	Fortinet, Inc.	9,897	565,712
*	Frequency Electronics, Inc.	400	2,060
*	Gartner, Inc.	3,429	1,035,284
	Genpact Ltd.	24,362	1,181,557
	Global Payments, Inc.	13,817	1,578,730
*	Globant SA	2,507	473,021
*	GoDaddy, Inc., Class A	7,440	598,176
*	Grid Dynamics Holdings, Inc.	1,640	22,320
*	Guidewire Software, Inc.	6,177	366,976

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Hackett Group, Inc.	6,384	$139,427
*	Harmonic, Inc.	12,292	189,911
	Hewlett Packard Enterprise Co.	72,888	1,040,112
	HP, Inc.	31,351	865,915
*	HubSpot, Inc.	457	135,528
#*	I3 Verticals, Inc., Class A	1,874	40,778
*	Ichor Holdings Ltd.	4,545	115,625
*	Identiv, Inc.	2,636	31,764
#*	Infinera Corp.	10,324	57,918
	Information Services Group, Inc.	6,970	37,847
*	Innodata, Inc.	4,000	13,240
*	Insight Enterprises, Inc.	5,631	532,186
	Intel Corp.	171,698	4,881,374
#	InterDigital, Inc.	6,851	341,659
	International Business Machines Corp.	43,893	6,069,963
*	International Money Express, Inc.	7,334	198,238
*	inTEST Corp.	5,747	46,551
	Intuit, Inc.	2,801	1,197,427
*	IPG Photonics Corp.	5,304	454,341
*	Issuer Direct Corp.	1,000	21,130
*	Iteris, Inc.	7,387	22,161
*	Itron, Inc.	7,757	379,240
	Jabil, Inc.	21,319	1,369,746
	Jack Henry & Associates, Inc.	7,277	1,448,560
#*	Jamf Holding Corp.	5,276	124,883
	Juniper Networks, Inc.	34,169	1,045,571
*	Keysight Technologies, Inc.	12,608	2,195,683
*	Kimball Electronics, Inc.	4,412	91,196
	KLA Corp.	6,929	2,192,682
*	Knowles Corp.	25,917	356,359
	Kulicke & Soffa Industries, Inc.	10,024	420,407
*	KVH Industries, Inc.	2,284	24,507
*	Kyndryl Holdings, Inc.	9,101	88,007
	Lam Research Corp.	6,419	2,598,283
*	Lattice Semiconductor Corp.	6,955	337,387
*	LGL Group, Inc.	276	1,438
	Littelfuse, Inc.	2,767	609,432
*	LiveRamp Holdings, Inc.	9,464	173,759
#*	Lumentum Holdings, Inc.	7,258	540,358
*	Luna Innovations, Inc.	4,600	23,874
*	MACOM Technology Solutions Holdings, Inc., Class H	7,462	431,826
*	Magnachip Semiconductor Corp.	3,475	34,576
*	Manhattan Associates, Inc.	6,275	763,479
	Marvell Technology, Inc.	20,779	824,511
	Mastercard, Inc., Class A	32,580	10,692,104
	Maximus, Inc.	8,637	532,644
*	MaxLinear, Inc.	7,743	239,104
	Methode Electronics, Inc.	6,969	287,332
	Microchip Technology, Inc.	55,413	3,421,199
	Micron Technology, Inc.	51,334	2,777,169
	Microsoft Corp.	270,535	62,799,290
	MKS Instruments, Inc.	5,982	491,421
*	MoneyGram International, Inc.	2,200	23,298
*	MongoDB, Inc.	607	111,099
	Monolithic Power Systems, Inc.	1,329	451,129
	Motorola Solutions, Inc.	3,296	823,044
	M-Tron Industries, Inc.	138	1,421
#*	N-Able, Inc.	7,204	78,019
*	Napco Security Technologies, Inc.	1,980	56,272

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	National Instruments Corp.	11,330	$432,579
*	NCR Corp.	24,777	526,759
	NetApp, Inc.	13,305	921,637
*	NETGEAR, Inc.	5,417	106,444
#*	NetScout Systems, Inc.	11,956	429,459
*	NetSol Technologies, Inc.	4,411	13,542
	Network-1 Technologies, Inc.	3,500	8,470
*	Nortech Systems, Inc.	3,549	35,454
	NortonLifeLock, Inc.	18,733	422,054
*	Novanta, Inc.	3,633	513,706
	NVE Corp.	473	29,331
	NVIDIA Corp.	26,415	3,565,233
	NXP Semiconductors NV	12,216	1,784,513
*	Okta, Inc.	828	46,467
#*	Olo, Inc., Class A	2,445	21,540
*	ON Semiconductor Corp.	43,581	2,677,181
*	OneSpan, Inc.	4,122	45,301
*	Onto Innovation, Inc.	7,022	469,350
*	Optical Cable Corp.	2,889	10,314
	Oracle Corp.	22,024	1,719,414
*	OSI Systems, Inc.	2,831	232,652
#*	Palantir Technologies, Inc., Class A	46,325	407,197
*	Palo Alto Networks, Inc.	1,962	336,660
	Paychex, Inc.	14,292	1,690,886
*	Paycom Software, Inc.	1,952	675,392
*	Paylocity Holding Corp.	2,281	528,713
*	PayPal Holdings, Inc.	9,628	804,708
	PC Connection, Inc.	4,626	245,826
	PC-Tel, Inc.	700	3,255
*	PDF Solutions, Inc.	3,755	88,543
*	Perficient, Inc.	4,475	299,691
*	PFSweb, Inc.	1,937	18,537
*	Photronics, Inc.	9,051	146,807
*	Plexus Corp.	4,564	449,098
	Power Integrations, Inc.	5,310	354,230
	Progress Software Corp.	6,898	352,005
*	PTC, Inc.	5,560	655,135
*	Pure Storage, Inc., Class A	11,575	357,204
*	Qorvo, Inc.	11,834	1,018,671
	QUALCOMM, Inc.	51,008	6,001,601
*	Qualys, Inc.	2,736	390,044
*	Rambus, Inc.	17,769	535,913
*	RF Industries Ltd.	4,019	21,743
	Richardson Electronics Ltd.	900	21,681
#*	Rimini Street, Inc.	6,715	37,671
*	Rogers Corp.	2,482	584,089
	Roper Technologies, Inc.	2,360	978,314
*	Salesforce, Inc.	16,660	2,708,749
*	Sanmina Corp.	10,807	605,732
	Sapiens International Corp. NV	5,349	105,215
*	ScanSource, Inc.	7,544	233,713
	Seagate Technology Holdings PLC	12,867	638,975
*	SecureWorks Corp., Class A	1,655	13,538
*	Semtech Corp.	6,767	187,378
*	ServiceNow, Inc.	840	353,422
*	ShotSpotter, Inc.	600	22,800
*	SigmaTron International, Inc.	1,880	8,892
*	Silicon Laboratories, Inc.	3,684	423,365
	Skyworks Solutions, Inc.	11,053	950,669

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	SMART Global Holdings, Inc.	6,946	$93,979
*	SolarEdge Technologies, Inc.	1,447	332,853
*	SolarWinds Corp.	22,336	208,395
*	Splunk, Inc.	1,241	103,139
*	SPS Commerce, Inc.	2,083	263,541
	SS&C Technologies Holdings, Inc.	14,012	720,497
*	StarTek, Inc.	2,316	8,500
*	Stratasys Ltd.	18,017	260,706
*	Super Micro Computer, Inc.	7,652	532,503
	Switch, Inc., Class A	7,508	255,647
*	Synaptics, Inc.	5,180	458,948
*	Synopsys, Inc.	1,621	474,224
	Taitron Components, Inc., Class A	1,898	7,782
	TD SYNNEX Corp.	9,963	911,714
	TE Connectivity Ltd.	10,209	1,247,846
*	Teledyne Technologies, Inc.	2,206	877,944
*	Teradata Corp.	11,043	348,848
	Teradyne, Inc.	14,666	1,193,079
#*	Terawulf, Inc.	1,200	1,368
	Texas Instruments, Inc.	41,997	6,745,978
*	Trade Desk, Inc., Class A	4,976	264,922
*	Trimble, Inc.	11,115	668,678
*	Trio-Tech International	100	486
	TTEC Holdings, Inc.	7,261	322,897
*	TTM Technologies, Inc.	14,881	227,828
#*	Turtle Beach Corp.	1,985	15,483
*	Twilio, Inc., Class A	580	43,135
*	Tyler Technologies, Inc.	1,127	364,393
*	Ultra Clean Holdings, Inc.	6,838	212,730
*	Unisys Corp.	6,481	55,088
	Universal Display Corp.	3,641	346,696
*	Veeco Instruments, Inc.	5,144	93,775
*	Verint Systems, Inc.	8,238	291,872
*	VeriSign, Inc.	4,227	847,344
*	Verra Mobility Corp.	19,952	340,581
#*	Viasat, Inc.	8,850	362,496
*	Viavi Solutions, Inc.	29,483	445,193
	Visa, Inc., Class A	61,141	12,665,970
	Vishay Intertechnology, Inc.	22,767	476,058
*	Vishay Precision Group, Inc.	793	26,764
	VMware, Inc., Class A	2,091	235,300
	Vontier Corp.	25,529	487,604
*	Western Digital Corp.	21,488	738,543
	Western Union Co.	39,439	532,821
*	WEX, Inc.	4,644	762,266
#*	Wolfspeed, Inc.	8,016	631,260
*	Workday, Inc., Class A	1,069	166,572
	Xerox Holdings Corp.	28,998	424,241
	Xperi, Inc.	4,462	62,334
*	Zebra Technologies Corp., Class A	2,622	742,603
*	Zendesk, Inc.	863	66,183
*	Zoom Video Communications, Inc., Class A	5,941	495,717
*	Zscaler, Inc.	501	77,204

TOTAL INFORMATION TECHNOLOGY			353,107,262

MATERIALS — (5.2%)
*	Advanced Emissions Solutions, Inc.	6,959	19,972
	AdvanSix, Inc.	5,953	216,570
	Albemarle Corp.	6,034	1,688,736

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Amcor PLC	102,823	$1,190,690
	American Vanguard Corp.	4,707	109,532
*	Ampco-Pittsburgh Corp.	689	2,101
	AptarGroup, Inc.	7,061	700,098
*	Arconic Corp.	17,219	357,466
	Ashland, Inc.	8,717	914,588
*	ATI, Inc.	9,752	290,220
	Avery Dennison Corp.	8,103	1,373,864
	Avient Corp.	12,540	432,505
*	Axalta Coating Systems Ltd.	33,036	770,399
	Balchem Corp.	2,753	384,869
	Ball Corp.	30,371	1,500,024
*	Berry Global Group, Inc.	21,077	997,364
*	Bioceres Crop Solutions Corp.	1,800	26,028
	Carpenter Technology Corp.	6,331	236,779
	Celanese Corp.	10,808	1,038,865
	Chase Corp.	1,440	135,662
	Chemours Co.	21,659	620,097
*	Clearwater Paper Corp.	2,420	107,642
*	Coeur Mining, Inc.	32,142	121,497
	Commercial Metals Co.	17,936	816,088
	Compass Minerals International, Inc.	8,450	334,113
*	Core Molding Technologies, Inc.	1,483	14,697
	Corteva, Inc.	34,269	2,239,136
	Crown Holdings, Inc.	17,717	1,215,209
	Dow, Inc.	64,235	3,002,344
	DuPont de Nemours, Inc.	26,933	1,540,568
	Eastman Chemical Co.	12,649	971,570
	Ecolab, Inc.	4,645	729,590
*	Ecovyst, Inc.	9,656	96,077
	Element Solutions, Inc.	39,809	684,715
*	Flexible Solutions International, Inc.	3,105	9,967
	FMC Corp.	9,239	1,098,517
	Fortitude Gold Corp.	2,144	12,006
	Freeport-McMoRan, Inc.	70,746	2,241,941
	FutureFuel Corp.	5,733	39,214
	Graphic Packaging Holding Co.	47,460	1,089,682
	Greif, Inc., Class A	5,069	335,618
	Greif, Inc., Class B	2,718	192,462
	Hawkins, Inc.	3,498	157,515
#	Haynes International, Inc.	1,922	94,005
	HB Fuller Co.	8,435	588,004
	Hecla Mining Co.	75,093	343,175
	Huntsman Corp.	24,458	654,496
#††	IKONICS Corp.	1,200	6,360
*	Ingevity Corp.	6,013	404,494
	Innospec, Inc.	3,617	361,664
	International Flavors & Fragrances, Inc.	12,616	1,231,448
	International Paper Co.	26,362	886,027
*	Intrepid Potash, Inc.	1,065	48,191
	Kaiser Aluminum Corp.	1,125	90,889
	Koppers Holdings, Inc.	2,199	54,887
	Kronos Worldwide, Inc.	10,041	95,389
	Linde PLC	15,837	4,709,132
#*	Livent Corp.	15,267	481,979
	Louisiana-Pacific Corp.	14,189	803,807
*	LSB Industries, Inc.	7,151	126,072
	LyondellBasell Industries NV, Class A	35,162	2,688,135
	Martin Marietta Materials, Inc.	3,043	1,022,387

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Materion Corp.	3,754	$321,755
	Mercer International, Inc.	9,632	129,261
	Minerals Technologies, Inc.	5,497	302,390
	Mosaic Co.	34,271	1,842,066
#*	MP Materials Corp.	13,414	402,957
	Myers Industries, Inc.	5,581	113,238
	NewMarket Corp.	1,553	472,640
	Newmont Corp.	30,055	1,271,928
	Nexa Resources SA	8,788	44,116
	Northern Technologies International Corp.	1,079	14,944
#	Nucor Corp.	28,818	3,786,109
*	O-I Glass, Inc.	25,029	408,223
	Packaging Corp. of America	9,177	1,103,167
	Pactiv Evergreen, Inc.	2,256	24,613
	PPG Industries, Inc.	10,700	1,221,726
#	Quaker Chemical Corp.	1,697	276,000
#*	Ranpak Holdings Corp.	7,038	26,744
*	Rayonier Advanced Materials, Inc.	15,838	72,063
	Reliance Steel & Aluminum Co.	9,187	1,850,997
*	Resolute Forest Products, Inc.	12,553	261,228
	Royal Gold, Inc.	5,346	507,656
	RPM International, Inc.	13,886	1,313,199
	Ryerson Holding Corp.	2,729	91,558
	Schnitzer Steel Industries, Inc., Class A	3,200	86,368
#	Scotts Miracle-Gro Co.	6,371	292,493
	Sealed Air Corp.	14,684	699,252
	Sensient Technologies Corp.	6,028	430,761
	Sherwin-Williams Co.	9,262	2,084,228
	Silgan Holdings, Inc.	18,127	858,495
	Sonoco Products Co.	15,876	985,582
#	Southern Copper Corp.	10,442	490,461
	Steel Dynamics, Inc.	30,386	2,857,803
	Stepan Co.	3,841	401,154
*	Summit Materials, Inc., Class A	14,696	387,240
	Sylvamo Corp.	4,214	202,988
	Tredegar Corp.	4,800	52,272
	TriMas Corp.	7,022	160,453
#	Trinseo PLC	6,272	118,039
	Tronox Holdings PLC, Class A	15,485	185,820
	United States Lime & Minerals, Inc.	600	75,690
	Valvoline, Inc.	18,186	533,941
	Vulcan Materials Co.	6,953	1,138,206
	Westlake Corp.	7,357	711,054
	WestRock Co.	30,230	1,029,634
	Worthington Industries, Inc.	9,015	428,753

TOTAL MATERIALS			74,816,403

REAL ESTATE — (0.4%)
*	AMREP Corp.	1,504	18,198
*	Anywhere Real Estate, Inc.	32,900	244,447
*	CBRE Group, Inc., Class A	16,592	1,177,037
#*	Cushman & Wakefield PLC	21,779	251,547
*	Forestar Group, Inc.	5,762	66,724
*	FRP Holdings, Inc.	1,450	87,914
*	Howard Hughes Corp.	8,275	507,671
*	Jones Lang LaSalle, Inc.	5,248	834,904
	Kennedy-Wilson Holdings, Inc.	22,401	372,081
	Marcus & Millichap, Inc.	6,213	228,887
	Newmark Group, Inc., Class A	24,576	201,277

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
*	Rafael Holdings, Inc., Class B	1,879	$3,326
	RE/MAX Holdings, Inc., Class A	4,713	91,715
	RMR Group, Inc., Class A	2,582	70,669
	St. Joe Co.	7,837	278,449
	Stratus Properties, Inc.	889	26,279
*	Tejon Ranch Co.	1,536	26,020
*	Zillow Group, Inc., Class A	4,610	142,587
#*	Zillow Group, Inc., Class C	12,831	395,965

TOTAL REAL ESTATE			5,025,697

UTILITIES — (1.1%)
	American States Water Co.	4,161	376,404
	American Water Works Co., Inc.	6,942	1,008,950
	Artesian Resources Corp., Class A	900	47,052
	Atmos Energy Corp.	6,376	679,363
#	Avangrid, Inc.	4,875	198,315
	Avista Corp.	5,800	237,974
	Brookfield Renewable Corp., Class A	15,352	476,373
	California Water Service Group	4,692	291,185
	CenterPoint Energy, Inc.	11,900	340,459
	Chesapeake Utilities Corp.	1,966	244,531
	Clearway Energy, Inc., Class A	4,357	140,862
	Clearway Energy, Inc., Class C	7,141	248,078
	Consolidated Edison, Inc.	11,925	1,048,923
	Consolidated Water Co. Ltd.	959	17,607
	Constellation Energy Corp.	12,615	1,192,622
	Edison International	12,623	757,885
	Essential Utilities, Inc.	10,259	453,653
	Eversource Energy	11,606	885,306
	Exelon Corp.	19,074	736,066
	Genie Energy Ltd., Class B	1,601	15,642
	Global Water Resources, Inc.	1,500	19,140
	Hawaiian Electric Industries, Inc.	4,200	159,768
	Middlesex Water Co.	1,498	134,026
	New Jersey Resources Corp.	14,903	665,270
	Northwest Natural Holding Co.	2,744	131,959
	ONE Gas, Inc.	3,622	280,633
#	Ormat Technologies, Inc.	7,492	677,651
#*	PG&E Corp.	65,094	971,853
	PNM Resources, Inc.	3,041	141,315
	Public Service Enterprise Group, Inc.	8,465	474,633
*	Pure Cycle Corp.	3,694	31,879
	RGC Resources, Inc.	150	3,217
	Sempra Energy	6,553	989,110
	SJW Group	2,694	190,412
	South Jersey Industries, Inc.	8,056	279,301
	Southwest Gas Holdings, Inc.	4,256	310,986
	Spire, Inc.	4,326	301,998
#*	Sunnova Energy International, Inc.	17,807	330,142
	UGI Corp.	12,067	426,327
	Unitil Corp.	1,532	80,752
#	Via Renewables, Inc.	1,000	6,990
	York Water Co.	1,162	50,617

TOTAL UTILITIES			16,055,229

TOTAL COMMON STOCKS			1,404,217,426

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	1,025	$22,683

INDUSTRIALS — (0.0%)
WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	3,380	91,260

TOTAL PREFERRED STOCKS		113,943

RIGHTS/WARRANTS — (0.0%)
INDUSTRIALS — (0.0%)
#†† Contra Communications, Inc.	99	438

TOTAL INVESTMENT SECURITIES (Cost $829,223,970)		1,404,331,807

SECURITIES LENDING COLLATERAL — (2.5%)
@§ The DFA Short Term Investment Fund	3,121,673	36,089,657

TOTAL INVESTMENTS — (100.0%) (Cost $865,327,610)		$1,440,421,464

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$97,125,241	—	—		$97,125,241
Consumer Discretionary	166,651,172	—	$387		166,651,559
Consumer Staples	88,252,669	$19,029	—		88,271,698
Energy	54,477,461	—	—		54,477,461
Financials	246,454,513	—	—		246,454,513
Health Care	94,803,359	—	97,793		94,901,152
Industrials	207,331,211	—	—		207,331,211
Information Technology	353,107,262	—	—		353,107,262
Materials	74,810,043	—	6,360		74,816,403
Real Estate	5,025,697	—	—		5,025,697
Utilities	16,055,229	—	—		16,055,229
Preferred Stocks
Communication Services	22,683	—	—		22,683
Industrials	91,260	—	—		91,260
Rights/Warrants
Industrials	—	—	438		438
Securities Lending Collateral	—	36,089,657	—		36,089,657

TOTAL	$1,404,207,800	$36,108,686	$104,978	^	$1,440,421,464

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value†
COMMON STOCKS — (98.2%)
COMMUNICATION SERVICES — (7.1%)
	Activision Blizzard, Inc.	59,427	$4,326,286
*	Alphabet, Inc., Class A	738,387	69,784,955
*	Alphabet, Inc., Class C	682,120	64,569,479
*	Altice USA, Inc., Class A	56,290	372,077
*	AMC Networks, Inc., Class A	14,620	329,096
#*	Angi, Inc.	18,433	39,631
	AT&T, Inc.	207,990	3,791,658
	ATN International, Inc.	2,915	125,695
#*	Audacy, Inc., Class A	46,777	16,166
#*	Boston Omaha Corp., Class A	14,901	415,291
*	Bumble, Inc., Class A	18,322	465,379
	Cable One, Inc.	2,203	1,893,324
*	Cargurus, Inc.	24,707	359,734
*	Cars.com, Inc.	37,498	520,472
*	Charter Communications, Inc., Class A	17,452	6,415,704
#*	Cinemark Holdings, Inc.	17,670	187,479
	Cogent Communications Holdings, Inc.	2,374	124,659
	Comcast Corp., Class A	913,950	29,008,773
#*	comScore, Inc.	31,872	38,565
*	Consolidated Communications Holdings, Inc.	4,371	22,598
*	Daily Journal Corp.	490	131,443
#*	DISH Network Corp., Class A	61,709	920,081
*	EchoStar Corp., Class A	18,151	342,509
	Electronic Arts, Inc.	36,174	4,556,477
	Entravision Communications Corp., Class A	7,104	33,247
*	EverQuote, Inc., Class A	3,400	20,706
*	EW Scripps Co., Class A	32,768	464,978
	Fox Corp., Class A	65,301	1,885,240
	Fox Corp., Class B	50,306	1,368,323
*	Gannett Co., Inc.	62,079	90,015
	Gray Television, Inc.	44,374	627,892
*	IDT Corp., Class B	7,865	204,962
*	iHeartMedia, Inc., Class A	43,767	362,391
*	IMAX Corp.	9,764	124,296
	Interpublic Group of Cos., Inc.	187,534	5,586,638
*	Iridium Communications, Inc.	43,710	2,252,376
	John Wiley & Sons, Inc., Class A	22,788	961,426
	John Wiley & Sons, Inc., Class B	200	8,324
#*	Liberty Broadband Corp., Class A	3,489	297,681
*	Liberty Broadband Corp., Class C	22,598	1,907,949
*	Liberty Media Corp.-Liberty Braves, Class C	9,240	287,918
*	Liberty Media Corp.-Liberty Formula One, Class A	969	50,407
*	Liberty Media Corp.-Liberty Formula One, Class C	3,497	201,882
*	Liberty Media Corp.-Liberty SiriusXM, Class A	17,784	754,753
*	Liberty Media Corp.-Liberty SiriusXM, Class C	45,004	1,898,719
#*	Lions Gate Entertainment Corp., Class A	3,222	25,969
*	Lions Gate Entertainment Corp., Class B	1,096	8,319
*	Live Nation Entertainment, Inc.	22,695	1,806,749
#*	Loyalty Ventures, Inc.	1,020	1,204
*	Madison Square Garden Entertainment Corp.	9,147	448,477
#	Madison Square Garden Sports Corp.	335	52,464
*	Match Group, Inc.	21,277	919,166
*	Meta Platforms, Inc., Class A	512,066	47,704,069
*	Netflix, Inc.	42,854	12,508,226
	New York Times Co., Class A	37,000	1,071,520

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	News Corp., Class A	103,653	$1,748,626
	News Corp., Class B	48,718	834,539
	Nexstar Media Group, Inc., Class A	19,527	3,344,975
	Omnicom Group, Inc.	79,884	5,811,561
	Paramount Global, Class A	1,311	27,636
#	Paramount Global, Class B	109,123	1,999,133
*	Pinterest, Inc., Class A	22,609	556,181
*	Playtika Holding Corp.	26,900	254,205
*	QuinStreet, Inc.	15,010	171,264
#*	ROBLOX Corp., Class A	8,452	378,143
#*	Roku, Inc.	5,236	290,807
	Scholastic Corp.	11,332	432,203
#*	Sciplay Corp., Class A	6,293	88,039
#	Shenandoah Telecommunications Co.	5,787	131,133
	Shutterstock, Inc.	13,633	682,059
	Sinclair Broadcast Group, Inc., Class A	6,275	111,758
#	Sirius XM Holdings, Inc.	208,535	1,259,551
#*	Snap, Inc., Class A	59,047	585,156
*	Spotify Technology SA	26,805	2,159,947
*	Take-Two Interactive Software, Inc.	30,085	3,564,471
*	TechTarget, Inc.	6,809	439,521
	TEGNA, Inc.	102,594	2,142,163
*	Thryv Holdings, Inc.	9,061	185,388
*	T-Mobile U.S., Inc.	59,704	9,048,738
*	Townsquare Media, Inc., Class A	1,712	12,943
*	Travelzoo	800	4,168
#*	TripAdvisor, Inc.	24,800	585,776
	Verizon Communications, Inc.	630,884	23,576,135
*	Walt Disney Co.	110,247	11,745,715
*	Warner Bros Discovery, Inc.	160,302	2,083,926
#	Warner Music Group Corp., Class A	4,044	105,225
*	WideOpenWest, Inc.	12,561	172,211
	World Wrestling Entertainment, Inc., Class A	9,617	758,685
*	Yelp, Inc.	22,392	860,077
*	Zedge, Inc., Class B	148	314
*	Ziff Davis, Inc.	16,614	1,285,757

TOTAL COMMUNICATION SERVICES			350,131,946

CONSUMER DISCRETIONARY — (12.8%)
#	Cheesecake Factory, Inc.	600	21,486
*	1-800-Flowers.com, Inc., Class A	16,230	118,317
#*	2U, Inc.	23,275	144,072
	Aaron’s Co., Inc.	9,065	94,457
*	Abercrombie & Fitch Co., Class A	29,451	517,749
	Academy Sports & Outdoors, Inc.	27,472	1,209,592
	Acushnet Holdings Corp.	27,826	1,295,857
*	Adient PLC	21,238	742,905
	ADT, Inc.	149,532	1,265,041
*	Adtalem Global Education, Inc.	43	1,793
	Advance Auto Parts, Inc.	22,862	4,341,951
*	Amazon.com, Inc.	659,580	67,567,375
	American Eagle Outfitters, Inc.	81,215	922,602
#*	America’s Car-Mart, Inc.	3,515	240,285
*	Aptiv PLC	37,641	3,427,966
	Aramark	61,393	2,240,845
	Arko Corp.	39,867	408,637
*	Asbury Automotive Group, Inc.	12,544	1,978,816
	Autoliv, Inc.	20,475	1,645,166
*	AutoNation, Inc.	35,678	3,792,928

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	AutoZone, Inc.	2,858	$7,238,971
#*	Barnes & Noble Education, Inc.	13,906	38,798
	Bassett Furniture Industries, Inc.	1,000	18,180
	Bath & Body Works, Inc.	64,995	2,169,533
*	Beazer Homes USA, Inc.	16,885	190,969
	Best Buy Co., Inc.	84,956	5,811,840
#	Big Lots, Inc.	18,270	344,755
*	Biglari Holdings, Inc., Class A	4	2,660
*	BJ’s Restaurants, Inc.	3,390	111,362
	Bloomin’ Brands, Inc.	13,734	329,753
	Bluegreen Vacations Holding Corp.	4,236	73,325
*	Booking Holdings, Inc.	6,526	12,200,227
*	Boot Barn Holdings, Inc.	10,800	613,440
	BorgWarner, Inc.	78,662	2,952,185
*	Bright Horizons Family Solutions, Inc.	208	13,587
*	Brinker International, Inc.	3,076	102,708
	Brunswick Corp.	30,750	2,173,103
	Buckle, Inc.	27,372	1,076,541
#*	Burlington Stores, Inc.	9,063	1,295,646
	Caleres, Inc.	13,300	363,489
	Camping World Holdings, Inc., Class A	14,706	409,268
*	Capri Holdings Ltd.	58,450	2,669,996
#*	CarMax, Inc.	52,761	3,324,471
*	CarParts.com, Inc.	14,000	65,520
#	Carter’s, Inc.	23,541	1,597,728
	Cato Corp., Class A	7,874	93,779
*	Cavco Industries, Inc.	3,956	896,707
	Century Communities, Inc.	26,771	1,191,577
*	Chegg, Inc.	34,093	735,386
#*	Chewy, Inc., Class A	12,822	496,596
*	Chico’s FAS, Inc.	42,476	249,759
*	Children’s Place, Inc.	6,364	257,615
*	Chipotle Mexican Grill, Inc.	1,766	2,646,051
*	Chuy’s Holdings, Inc.	6,514	190,860
*	Citi Trends, Inc.	4,712	106,538
	Columbia Sportswear Co.	22,033	1,641,459
#*	Conn’s, Inc.	10,463	85,901
*	Container Store Group, Inc.	12,515	67,956
»††	Contra Zagg, Inc.	2,300	207
#	Cracker Barrel Old Country Store, Inc.	5,970	681,893
	Crown Crafts, Inc.	1,603	9,265
	Culp, Inc.	400	2,008
	Dana, Inc.	39,627	632,447
*	Dave & Buster’s Entertainment, Inc.	2,953	117,677
*	Deckers Outdoor Corp.	8,861	3,100,730
*	Delta Apparel, Inc.	231	3,490
*	Denny’s Corp.	6,774	76,749
	Designer Brands, Inc., Class A	23,730	361,408
#	Dick’s Sporting Goods, Inc.	29,669	3,375,145
#	Dillard’s, Inc., Class A	7,368	2,422,525
#	Dine Brands Global, Inc.	2,815	202,933
	Dollar General Corp.	34,848	8,887,982
*	Dollar Tree, Inc.	45,679	7,240,122
	Domino’s Pizza, Inc.	1,212	402,675
*	Dorman Products, Inc.	6,159	502,698
	DR Horton, Inc.	155,179	11,930,162
#*	Duluth Holdings, Inc., Class B	2,885	25,100
	eBay, Inc.	205,418	8,183,853
	El Pollo Loco Holdings, Inc.	8,900	89,356

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Escalade, Inc.	1,044	$11,338
#	Ethan Allen Interiors, Inc.	10,184	260,609
#*	Etsy, Inc.	34,653	3,254,263
*	Everi Holdings, Inc.	14,851	281,872
*	Expedia Group, Inc.	13,799	1,289,793
*	Fiesta Restaurant Group, Inc.	521	3,611
#*	Fisker, Inc.	4,640	37,816
#*	Five Below, Inc.	14,838	2,171,541
	Flexsteel Industries, Inc.	1,661	25,530
#*	Floor & Decor Holdings, Inc., Class A	23,118	1,696,168
	Foot Locker, Inc.	44,928	1,424,218
	Ford Motor Co.	578,376	7,732,887
*	Fossil Group, Inc.	28,786	122,341
*	Fox Factory Holding Corp.	4,772	419,220
#	Franchise Group, Inc.	6,020	182,707
*	frontdoor, Inc.	18,224	402,021
*	Funko, Inc., Class A	10,642	219,757
#	Gap, Inc.	125,447	1,413,788
	Garmin Ltd.	23,476	2,066,827
	General Motors Co.	276,871	10,867,187
*	Genesco, Inc.	5,487	258,108
	Gentex Corp.	51,510	1,364,500
*	Gentherm, Inc.	9,394	548,797
	Genuine Parts Co.	44,561	7,925,619
*	G-III Apparel Group Ltd.	31,745	619,028
#*	GoPro, Inc., Class A	33,816	184,297
	Graham Holdings Co., Class B	741	462,288
*	Green Brick Partners, Inc.	19,788	457,696
	Group 1 Automotive, Inc.	10,400	1,799,200
	Guess?, Inc.	39,648	673,223
	H&R Block, Inc.	12,980	534,127
	Hamilton Beach Brands Holding Co., Class A	2,900	34,162
#	Hanesbrands, Inc.	97,553	665,311
	Harley-Davidson, Inc.	81,149	3,489,407
	Hasbro, Inc.	53,656	3,501,054
#	Haverty Furniture Cos., Inc.	9,089	241,586
*	Helen of Troy Ltd.	7,531	712,583
	Hibbett, Inc.	7,948	496,114
*	Hilton Grand Vacations, Inc.	11,006	431,875
	Home Depot, Inc.	145,607	43,118,601
	Hooker Furnishings Corp.	4,239	64,009
*	Horizon Global Corp.	467	299
#*	Hovnanian Enterprises, Inc., Class A	1,200	48,396
*	Hyatt Hotels Corp., Class A	3,975	374,485
	Installed Building Products, Inc.	15,704	1,350,544
#	International Game Technology PLC	41,844	838,972
*	iRobot Corp.	9,694	547,711
	Jack in the Box, Inc.	4,079	359,890
	Johnson Outdoors, Inc., Class A	4,369	229,897
	KB Home	49,972	1,440,193
	Kohl’s Corp.	61,631	1,845,848
#	Kontoor Brands, Inc.	18,995	678,122
*	Lakeland Industries, Inc.	1,175	13,900
#*	Lands’ End, Inc.	28,308	296,668
#*	Las Vegas Sands Corp.	8,669	329,509
	La-Z-Boy, Inc.	17,069	422,799
#*	Lazydays Holdings, Inc.	3,490	43,381
	LCI Industries	11,156	1,183,763
	Lear Corp.	20,731	2,875,597

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Leggett & Platt, Inc.	53,067	$1,791,011
	Lennar Corp., Class A	72,638	5,861,887
	Lennar Corp., Class B	5,765	375,993
#*	Leslie’s, Inc.	24,874	349,231
#	Levi Strauss & Co., Class A	19,663	294,158
*	LGI Homes, Inc.	13,820	1,272,131
	Lifetime Brands, Inc.	8,691	74,438
*	Light & Wonder, Inc., Class A	8,548	479,885
*	Lincoln Educational Services Corp.	4,082	22,655
*	Liquidity Services, Inc.	12,769	219,371
	Lithia Motors, Inc.	20,800	4,121,520
	LKQ Corp.	74,844	4,164,320
*	LL Flooring Holdings, Inc.	6,809	56,651
#*	Lovesac Co.	3,397	82,683
	Lowe’s Cos., Inc.	81,563	15,900,707
*	Lululemon Athletica, Inc.	25,431	8,367,816
*	M/I Homes, Inc.	4,720	195,833
	Macy’s, Inc.	146,492	3,054,358
*	Malibu Boats, Inc., Class A	9,170	485,093
	Marine Products Corp.	15,321	153,210
*	MarineMax, Inc.	9,769	315,636
*	MasterCraft Boat Holdings, Inc.	14,511	315,759
*	Mattel, Inc.	129,457	2,454,505
	McDonald’s Corp.	66,182	18,045,184
	MDC Holdings, Inc.	34,275	1,044,017
*	Meritage Homes Corp.	7,013	534,110
	MGM Resorts International	8,144	289,682
*	Modine Manufacturing Co.	13,597	243,658
	Monro, Inc.	12,334	588,949
*	Motorcar Parts of America, Inc.	1,259	23,921
	Movado Group, Inc.	6,505	215,120
	Murphy USA, Inc.	14,523	4,567,629
	Nathan’s Famous, Inc.	200	13,050
#*	National Vision Holdings, Inc.	26,510	981,930
*	Nautilus, Inc.	6,481	10,758
	Newell Brands, Inc.	138,193	1,908,445
	NIKE, Inc., Class B	262,176	24,298,472
*	Noodles & Co.	7,000	40,740
#	Nordstrom, Inc.	55,403	1,126,897
*	NVR, Inc.	1,436	6,085,409
*	ODP Corp.	22,416	887,001
#*	Ollie’s Bargain Outlet Holdings, Inc.	18,614	1,042,384
#*	OneSpaWorld Holdings Ltd.	10,155	92,106
#*	OneWater Marine, Inc., Class A	1,092	36,036
*	O’Reilly Automotive, Inc.	8,979	7,516,949
	Oxford Industries, Inc.	6,487	659,923
	Papa John’s International, Inc.	6,127	445,004
	Patrick Industries, Inc.	1,747	79,855
#*	Penn Entertainment, Inc.	17,714	586,333
	Penske Automotive Group, Inc.	36,841	4,112,192
#	PetMed Express, Inc.	3,207	68,373
*	Planet Fitness, Inc., Class A	19,850	1,299,778
*	PlayAGS, Inc.	2,600	17,472
#	Polaris, Inc.	27,720	2,816,352
	Pool Corp.	6,611	2,011,265
	PulteGroup, Inc.	168,372	6,733,196
#*	Purple Innovation, Inc.	12,757	44,905
	PVH Corp.	23,408	1,201,299
#*	QuantumScape Corp.	12,361	102,967

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Quotient Technology, Inc.	34,246	$84,245
	Qurate Retail, Inc., Class A	412,609	965,505
#	Ralph Lauren Corp.	15,762	1,460,980
	RCI Hospitality Holdings, Inc.	2,033	171,646
	Rent-A-Center, Inc.	31,405	654,794
#*	Revolve Group, Inc.	10,625	255,000
#*	RH	4,587	1,164,777
	Rocky Brands, Inc.	2,430	47,835
	Ross Stores, Inc.	84,249	8,061,787
	Ruth’s Hospitality Group, Inc.	6,863	142,613
*	Sally Beauty Holdings, Inc.	48,656	618,418
	Service Corp. International	19,455	1,179,168
*	Shake Shack, Inc., Class A	3,930	218,390
	Shoe Carnival, Inc.	9,453	226,683
#	Signet Jewelers Ltd.	32,416	2,114,820
*	Six Flags Entertainment Corp.	2,614	58,292
*	Skechers USA, Inc., Class A	43,898	1,511,408
*	Skyline Champion Corp.	25,852	1,504,845
#*	Sleep Number Corp.	6,945	192,654
	Sonic Automotive, Inc., Class A	11,575	541,131
*	Sonos, Inc.	25,569	412,172
*	Sportsman’s Warehouse Holdings, Inc.	8,400	75,432
	Standard Motor Products, Inc.	4,500	170,685
	Starbucks Corp.	60,374	5,227,785
	Steven Madden Ltd.	21,062	629,122
#*	Stitch Fix, Inc., Class A	13,287	53,148
*	Stoneridge, Inc.	4,700	98,089
	Superior Group of Cos., Inc.	2,597	25,762
	Tapestry, Inc.	162,326	5,142,488
	Target Corp.	89,907	14,767,225
*	Taylor Morrison Home Corp.	85,510	2,252,333
	Tempur Sealy International, Inc.	55,341	1,488,120
*	Tesla, Inc.	289,302	65,827,777
	Texas Roadhouse, Inc.	8,309	822,176
#	Thor Industries, Inc.	25,440	2,072,597
	Tilly’s, Inc., Class A	9,904	87,749
	TJX Cos., Inc.	228,744	16,492,442
	Toll Brothers, Inc.	56,111	2,417,262
*	TopBuild Corp.	19,572	3,329,980
*	Topgolf Callaway Brands Corp.	19,960	373,651
	Tractor Supply Co.	28,413	6,244,325
	Travel & Leisure Co.	12,488	474,294
*	Tri Pointe Homes, Inc.	74,908	1,254,709
*	Tupperware Brands Corp.	10,331	79,859
*	Ulta Beauty, Inc.	15,117	6,339,616
*	Under Armour, Inc., Class A	57,805	430,647
*	Under Armour, Inc., Class C	77,263	506,845
*	Unifi, Inc.	2,171	19,800
*	Universal Electronics, Inc.	3,365	68,680
*	Universal Technical Institute, Inc.	2,800	19,320
#*	Urban Outfitters, Inc.	55,299	1,319,434
	Vail Resorts, Inc.	2,353	515,613
*	Vera Bradley, Inc.	19,800	64,350
	VF Corp.	97,011	2,740,561
#*	Victoria’s Secret & Co.	24,215	910,484
*	Visteon Corp.	9,352	1,220,155
*	VOXX International Corp.	7,000	64,750
	Wendy’s Co.	64,210	1,334,284
	Weyco Group, Inc.	1,334	34,457

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Whirlpool Corp.	26,185	$3,619,814
#	Williams-Sonoma, Inc.	31,963	3,957,978
	Wingstop, Inc.	6,721	1,064,539
	Winmark Corp.	1,315	330,907
#	Winnebago Industries, Inc.	15,388	918,510
	Wolverine World Wide, Inc.	24,959	427,548
#*	Wynn Resorts Ltd.	5,465	349,214
*	XPEL, Inc.	1,306	90,362
*	YETI Holdings, Inc.	28,759	922,589
	Yum! Brands, Inc.	33,004	3,902,723
*	Zumiez, Inc.	11,415	256,038

TOTAL CONSUMER DISCRETIONARY			631,023,160

CONSUMER STAPLES — (6.1%)
#	Albertsons Cos., Inc., Class A	17,236	353,510
	Alico, Inc.	390	11,942
	Andersons, Inc.	9,289	327,623
	B&G Foods, Inc.	4,822	78,984
*	BellRing Brands, Inc.	22,686	549,455
*	BJ’s Wholesale Club Holdings, Inc.	41,223	3,190,660
*	Boston Beer Co., Inc. , Class A	1,743	650,644
#	Brown-Forman Corp., Class A	11,275	775,382
	Brown-Forman Corp., Class B	51,661	3,512,948
	Calavo Growers, Inc.	4,029	139,363
	Campbell Soup Co.	73,287	3,877,615
	Casey’s General Stores, Inc.	15,950	3,711,725
#*	Celsius Holdings, Inc.	6,798	619,162
*	Central Garden & Pet Co.	2,583	106,600
*	Central Garden & Pet Co., Class A	9,918	388,191
*	Chefs’ Warehouse, Inc.	15,442	565,640
	Church & Dwight Co., Inc.	52,719	3,908,059
	Clorox Co.	17,421	2,544,163
	Coca-Cola Co.	564,445	33,782,033
	Coca-Cola Consolidated, Inc.	3,753	1,827,749
	Colgate-Palmolive Co.	86,541	6,390,187
	Constellation Brands, Inc., Class A	16,614	4,104,987
	Costco Wholesale Corp.	68,298	34,251,447
*	Coty, Inc., Class A	335,750	2,252,883
*	Darling Ingredients, Inc.	24,005	1,883,912
*	Duckhorn Portfolio, Inc.	6,566	95,995
	Edgewell Personal Care Co.	24,670	966,817
*	elf Beauty, Inc.	17,014	736,026
	Energizer Holdings, Inc.	24,411	705,234
	Estee Lauder Cos., Inc., Class A	45,576	9,137,532
*	Farmer Bros Co.	700	4,200
	Flowers Foods, Inc.	46,150	1,324,967
#*	Fresh Market, Inc.	1,517	0
#*	Freshpet, Inc.	3,803	224,187
	General Mills, Inc.	128,689	10,498,449
*	Grocery Outlet Holding Corp.	29,683	1,026,141
*	Hain Celestial Group, Inc.	34,947	653,858
*	Herbalife Nutrition Ltd.	35,997	765,296
*	Hostess Brands, Inc.	45,830	1,213,578
	Ingles Markets, Inc., Class A	6,895	650,681
	Inter Parfums, Inc.	10,682	863,960
	J M Smucker Co.	24,158	3,639,644
	J&J Snack Foods Corp.	2,953	435,892
	John B. Sanfilippo & Son, Inc.	1,549	129,202
	Kellogg Co.	54,901	4,217,495

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Keurig Dr Pepper, Inc.	70,028	$2,719,888
	Kraft Heinz Co.	113,915	4,382,310
	Kroger Co.	234,479	11,088,512
	Lamb Weston Holdings, Inc.	15,234	1,313,476
	Lancaster Colony Corp.	4,727	852,184
*	Landec Corp.	1,591	15,830
	Lifevantage Corp.	2,374	9,567
#	McCormick & Co., Inc.	46,008	3,618,069
	McCormick & Co., Inc.	400	33,050
	Medifast, Inc.	3,664	428,651
*	Monster Beverage Corp.	42,209	3,955,828
	National Beverage Corp.	18,821	892,492
*	Natural Alternatives International, Inc.	1,014	8,660
	Natural Grocers by Vitamin Cottage, Inc.	2,440	28,060
	Natural Health Trends Corp.	187	688
*	Nature’s Sunshine Products, Inc.	900	7,596
	Nu Skin Enterprises, Inc., Class A	24,658	941,689
#	Oil-Dri Corp. of America	489	14,440
	PepsiCo, Inc.	121,503	22,062,515
*	Performance Food Group Co.	49,651	2,583,838
*	Post Holdings, Inc.	14,585	1,318,776
	PriceSmart, Inc.	11,338	725,292
	Procter & Gamble Co.	306,472	41,272,584
*	Seneca Foods Corp., Class A	504	31,807
*	Simply Good Foods Co.	18,795	719,849
	SpartanNash Co.	16,618	593,429
	Spectrum Brands Holdings, Inc.	29,095	1,342,443
*	Sprouts Farmers Market, Inc.	58,387	1,722,417
	Sysco Corp.	88,788	7,685,489
#	Tootsie Roll Industries, Inc.	6,998	282,649
*	TreeHouse Foods, Inc.	11,515	578,514
*	U.S. Foods Holding Corp.	73,838	2,197,419
*	United Natural Foods, Inc.	32,392	1,373,745
	United-Guardian, Inc.	1,797	24,277
*	USANA Health Sciences, Inc.	9,227	484,510
	Village Super Market, Inc., Class A	2,601	57,846
*	Vital Farms, Inc.	7,632	101,048
	Walgreens Boots Alliance, Inc.	215,339	7,859,874
	Walmart, Inc.	209,626	29,836,069
#	Weis Markets, Inc.	12,018	1,125,726
*	Willamette Valley Vineyards, Inc.	304	1,860

TOTAL CONSUMER STAPLES			301,386,984

ENERGY — (2.2%)
	Adams Resources & Energy, Inc.	101	3,247
*	Alto Ingredients, Inc.	8,505	35,126
	Archrock, Inc.	171,289	1,286,380
	Baker Hughes Co.	199,606	5,521,102
	Cactus, Inc., Class A	16,888	873,447
#*	Centrus Energy Corp., Class A	4,400	208,164
	ChampionX Corp.	111,828	3,200,517
	Cheniere Energy, Inc.	15,362	2,710,010
#*	Clean Energy Fuels Corp.	84,049	563,969
#	Core Laboratories NV	22,033	428,762
	CVR Energy, Inc.	58,856	2,298,915
	Delek U.S. Holdings, Inc.	36,017	1,068,264
	DHT Holdings, Inc.	37,400	333,234
*	DMC Global, Inc.	7,575	163,923
*	Dril-Quip, Inc.	40,627	1,010,800

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	DTE Midstream LLC	33,519	$2,001,084
#	Enerflex Ltd.	25,727	133,009
	EnLink Midstream LLC	64,307	763,967
	Equitrans Midstream Corp.	49,622	417,817
#*	Expro Group Holdings NV	31,237	591,316
*	Forum Energy Technologies, Inc.	1,231	32,486
*	Geospace Technologies Corp.	3,600	14,544
*	Green Plains, Inc.	10,200	294,678
	Halliburton Co.	92,623	3,373,330
*	Helix Energy Solutions Group, Inc.	125,835	880,845
	Helmerich & Payne, Inc.	35,043	1,734,979
	HF Sinclair Corp.	45,278	2,769,655
	Kinder Morgan, Inc.	123,360	2,235,283
*	Liberty Energy, Inc., Class A	112,894	1,909,038
	Marathon Petroleum Corp.	65,433	7,434,497
#*	Nabors Industries Ltd.	2,466	429,158
*	Natural Gas Services Group, Inc.	14,200	163,300
*	Newpark Resources, Inc.	88,168	322,695
*	NexTier Oilfield Solutions, Inc.	139,651	1,407,682
	NOV, Inc.	195,609	4,381,642
*	Oceaneering International, Inc.	78,931	1,104,245
*	Oil States International, Inc.	64,778	419,114
	ONEOK, Inc.	54,026	3,204,822
	Patterson-UTI Energy, Inc.	81,836	1,444,405
*	PBF Energy, Inc., Class A	75,441	3,338,264
	Phillips 66	43,263	4,511,898
*	ProPetro Holding Corp.	76,296	903,345
*	REX American Resources Corp.	7,743	232,213
#	RPC, Inc.	98,238	1,093,389
	Schlumberger NV	328,618	17,097,995
	Scorpio Tankers, Inc.	29,100	1,395,054
*	Select Energy Services, Inc., Class A	65,163	628,823
	SFL Corp. Ltd.	403	4,111
	Solaris Oilfield Infrastructure, Inc., Class A	4,830	65,785
*	TechnipFMC PLC	258,930	2,742,069
*	Teekay Tankers Ltd., Class A	7,837	246,787
*	TETRA Technologies, Inc.	35,998	177,830
	Texas Pacific Land Corp.	2,022	4,658,425
*	Tidewater, Inc.	6,914	234,385
#*	Transocean Ltd.	217,103	798,939
*	U.S. Silica Holdings, Inc.	10,175	146,418
*	Valaris Ltd.	1,790	119,805
	Valero Energy Corp.	83,752	10,515,064
*	Weatherford International PLC	30,708	1,279,909
	World Fuel Services Corp.	36,451	929,136

TOTAL ENERGY			108,289,095

FINANCIALS — (16.2%)
	1st Source Corp.	11,484	667,909
*	Acacia Research Corp.	4,456	17,779
#	ACNB Corp.	674	24,662
	Affiliated Managers Group, Inc.	19,859	2,465,693
	Aflac, Inc.	152,931	9,957,337
	Allstate Corp.	76,824	9,699,030
	Ally Financial, Inc.	150,569	4,149,682
	A-Mark Precious Metals, Inc.	12,498	380,064
*	Ambac Financial Group, Inc.	20,291	285,089
	Amerant Bancorp, Inc.	4,467	134,457
	American Equity Investment Life Holding Co.	58,923	2,538,403

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	American Express Co.	104,945	$15,579,085
	American Financial Group, Inc.	39,370	5,712,981
	American International Group, Inc.	218,404	12,449,028
	American National Bankshares, Inc.	1,300	47,541
	Ameriprise Financial, Inc.	49,516	15,306,386
	Ameris Bancorp	18,224	938,718
	AMERISAFE, Inc.	13,084	764,236
	AmeriServ Financial, Inc.	3,000	12,090
	Ames National Corp.	512	11,325
	Aon PLC, Class A	24,485	6,892,283
	Apollo Global Management, Inc.	97,074	5,374,017
*	Arch Capital Group Ltd.	109,663	6,305,622
	Ares Management Corp., Class A	16,927	1,283,574
	Argo Group International Holdings Ltd.	22,504	559,674
	Arrow Financial Corp.	1,919	66,820
	Arthur J Gallagher & Co.	22,454	4,200,694
	Artisan Partners Asset Management, Inc., Class A	23,280	663,713
*	AssetMark Financial Holdings, Inc.	14,527	300,854
	Associated Banc-Corp	59,848	1,457,299
	Associated Capital Group, Inc., Class A	670	27,001
	Assurant, Inc.	18,171	2,468,712
	Assured Guaranty Ltd.	36,145	2,139,423
	Atlantic Union Bankshares Corp.	22,803	787,616
*	Atlanticus Holdings Corp.	6,885	196,636
	Auburn National BanCorp, Inc.	400	9,400
	Axis Capital Holdings Ltd.	54,623	2,986,239
*	Axos Financial, Inc.	26,620	1,037,115
#	B. Riley Financial, Inc.	9,799	398,623
	Banc of California, Inc.	19,483	324,976
	BancFirst Corp.	11,358	1,088,324
*	Bancorp, Inc.	17,743	489,352
	Bank of America Corp.	441,395	15,907,912
	Bank of Hawaii Corp.	14,004	1,063,604
	Bank of Marin Bancorp	3,571	128,913
	Bank of New York Mellon Corp.	72,306	3,044,806
	Bank of NT Butterfield & Son Ltd.	8,736	301,741
	Bank of Princeton	708	22,444
	Bank of South Carolina Corp.	350	5,779
	Bank OZK	32,500	1,396,850
	BankFinancial Corp.	1,550	15,113
	BankUnited, Inc.	36,351	1,306,818
	Bankwell Financial Group, Inc.	459	14,064
	Banner Corp.	14,810	1,107,047
	Bar Harbor Bankshares	1,356	40,694
	Berkshire Hills Bancorp, Inc.	19,061	557,534
	BGC Partners, Inc., Class A	122,947	486,870
	BlackRock, Inc.	22,460	14,507,139
	Blackstone, Inc.	79,987	7,290,015
*	Blucora, Inc.	3,816	84,066
	BOK Financial Corp.	21,201	2,336,138
	Bread Financial Holdings, Inc.	21,777	786,367
*	Bridgewater Bancshares, Inc.	1,630	31,166
*	Brighthouse Financial, Inc.	35,415	2,021,134
	BrightSphere Investment Group, Inc.	13,581	255,594
	Brookline Bancorp, Inc.	33,400	459,250
	Brown & Brown, Inc.	46,168	2,714,217
	Business First Bancshares, Inc.	925	22,922
	Byline Bancorp, Inc.	12,751	294,803
	C&F Financial Corp.	202	11,425

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Cadence Bank	62,643	$1,732,079
	Cambridge Bancorp	1,038	91,188
	Camden National Corp.	5,650	245,888
*	Cannae Holdings, Inc.	15,701	363,635
	Capital City Bank Group, Inc.	2,327	82,422
	Capital One Financial Corp.	62,410	6,616,708
	Capitol Federal Financial, Inc.	69,311	566,964
	Capstar Financial Holdings, Inc.	2,354	41,619
	Carlyle Group, Inc.	67,615	1,912,152
	Cathay General Bancorp	31,475	1,435,260
	Cboe Global Markets, Inc.	16,943	2,109,403
	Central Pacific Financial Corp.	7,522	154,351
	Central Valley Community Bancorp	1,512	28,123
#	CF Bankshares, Inc.	1,038	23,044
	Charles Schwab Corp.	145,789	11,615,010
	Chemung Financial Corp.	900	38,304
	Chubb Ltd.	72,820	15,648,290
	Cincinnati Financial Corp.	33,505	3,461,737
	Citigroup, Inc.	191,761	8,794,159
	Citizens & Northern Corp.	1,544	36,716
	Citizens Financial Group, Inc.	84,994	3,476,255
*	Citizens, Inc.	4,745	12,764
	City Holding Co.	5,664	571,214
	Civista Bancshares, Inc.	2,072	49,106
	CME Group, Inc.	14,925	2,586,502
	CNA Financial Corp.	13,819	576,252
	CNB Financial Corp.	2,020	51,348
	CNO Financial Group, Inc.	7,390	163,023
*	Coastal Financial Corp.	1,753	81,725
	Codorus Valley Bancorp, Inc.	849	18,152
	Cohen & Steers, Inc.	13,400	806,144
	Colony Bankcorp, Inc.	989	13,648
#	Columbia Banking System, Inc.	28,100	940,507
*	Columbia Financial, Inc.	45,214	928,696
	Comerica, Inc.	16,462	1,160,571
	Commerce Bancshares, Inc.	29,237	2,071,149
	Community Bank System, Inc.	15,227	950,622
	Community Financial Corp.	92	3,478
	Community Trust Bancorp, Inc.	5,088	240,612
	Community West Bancshares	1,400	19,964
	ConnectOne Bancorp, Inc.	20,355	509,893
*	Consumer Portfolio Services, Inc.	2,632	16,897
#	Cowen, Inc., Class A	8,579	331,321
	Crawford & Co., Class A	2,485	14,885
	Crawford & Co., Class B	3,005	16,197
#*	Credit Acceptance Corp.	6,608	3,076,817
	Cullen/Frost Bankers, Inc.	17,570	2,724,228
#	Curo Group Holdings Corp.	7,060	36,500
*	Customers Bancorp, Inc.	15,155	510,572
	CVB Financial Corp.	34,296	984,981
	Diamond Hill Investment Group, Inc.	1,753	315,452
#	Dime Community Bancshares, Inc.	17,175	593,053
	Discover Financial Services	95,544	9,980,526
	Donegal Group, Inc., Class A	14,292	209,235
*	Donnelley Financial Solutions, Inc.	13,002	525,671
	Eagle Bancorp, Inc.	13,350	604,488
	East West Bancorp, Inc.	37,101	2,655,319
	Eastern Bankshares, Inc.	7,762	148,798
*	eHealth, Inc.	11,013	29,515

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Employers Holdings, Inc.	13,115	$571,945
#*	Encore Capital Group, Inc.	16,937	862,432
*	Enova International, Inc.	17,477	655,213
*	Enstar Group Ltd.	9,703	1,945,646
	Enterprise Bancorp, Inc.	181	5,662
	Enterprise Financial Services Corp.	6,262	334,829
	Equitable Holdings, Inc.	206,084	6,310,292
	Equity Bancshares, Inc., Class A	500	17,860
	Erie Indemnity Co., Class A	14,677	3,772,136
	Esquire Financial Holdings, Inc.	910	41,114
	ESSA Bancorp, Inc.	1,868	37,360
	Essent Group Ltd.	48,964	1,937,995
	Evercore, Inc., Class A	22,001	2,312,305
	Everest Re Group Ltd.	12,458	4,019,698
*	EZCORP, Inc., Class A	7,270	70,228
	FactSet Research Systems, Inc.	5,580	2,374,234
#	Farmers & Merchants Bancorp, Inc.	657	19,224
	Farmers National Banc Corp.	1,526	20,967
	FB Financial Corp.	17,408	730,440
	Federal Agricultural Mortgage Corp., Class C	4,638	534,298
	Federated Hermes, Inc.	40,734	1,415,506
	Fidelity National Financial, Inc.	200,155	7,882,104
	Fifth Third Bancorp	66,107	2,359,359
	Financial Institutions, Inc.	3,311	78,901
	First American Financial Corp.	76,345	3,847,788
	First BanCorp	90,917	1,435,579
	First BanCorp	12,632	563,008
	First Bancorp, Inc.	1,624	49,629
	First Bancshares, Inc.	3,312	108,435
	First Bank	1,208	18,990
	First Busey Corp.	25,205	665,664
	First Business Financial Services, Inc.	1,369	52,227
	First Capital, Inc.	400	9,804
	First Citizens BancShares, Inc., Class A	2,816	2,315,090
	First Commonwealth Financial Corp.	38,311	549,380
	First Community Bankshares, Inc.	2,068	77,012
	First Community Corp.	1,506	28,418
	First Financial Bancorp	41,503	1,081,983
	First Financial Bankshares, Inc.	35,617	1,370,898
	First Financial Corp.	1,687	81,803
	First Financial Northwest, Inc.	1,300	19,318
	First Foundation, Inc.	16,008	255,488
#	First Guaranty Bancshares, Inc.	665	15,342
	First Hawaiian, Inc.	47,843	1,223,824
	First Horizon Corp.	145,965	3,577,602
	First Internet Bancorp	909	23,352
	First Interstate BancSystem, Inc., Class A	21,931	1,000,273
	First Merchants Corp.	16,791	753,916
	First Mid Bancshares, Inc.	350	12,534
	First Northwest Bancorp	817	12,345
	First of Long Island Corp.	12,744	224,040
	First Republic Bank	33,349	4,005,215
	First Savings Financial Group, Inc.	714	16,172
	First U.S. Bancshares, Inc.	700	5,432
	First United Corp.	402	7,626
*	First Western Financial, Inc.	900	24,849
	FirstCash Holdings, Inc.	15,361	1,512,290
	Flagstar Bancorp, Inc.	31,741	1,228,377
	Flushing Financial Corp.	19,193	378,102

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	FNB Corp.	120,154	$1,736,225
	Franklin Financial Services Corp.	387	12,581
#	Franklin Resources, Inc.	68,885	1,615,353
	FS Bancorp, Inc.	1,212	35,136
	Fulton Financial Corp.	69,584	1,268,516
*	Genworth Financial, Inc., Class A	310,878	1,451,800
	German American Bancorp, Inc.	7,528	295,775
	Glacier Bancorp, Inc.	33,709	1,930,852
	Global Indemnity Group LLC, Class A	1,893	45,754
	Globe Life, Inc.	30,289	3,498,985
	Goldman Sachs Group, Inc.	65,105	22,429,324
#*	Goosehead Insurance, Inc., Class A	588	24,408
	Great Southern Bancorp, Inc.	5,348	331,469
*	Green Dot Corp., Class A	22,267	423,741
	Greene County Bancorp, Inc.	3,316	220,846
	Greenhill & Co., Inc.	3,044	21,582
*	Greenlight Capital Re Ltd., Class A	12,078	101,938
	Guaranty Bancshares, Inc.	581	21,514
#	Hamilton Lane, Inc., Class A	7,221	431,960
	Hancock Whitney Corp.	18,226	1,018,287
	Hanmi Financial Corp.	5,958	159,555
	Hanover Insurance Group, Inc.	20,422	2,991,619
	HarborOne Bancorp, Inc.	17,022	259,245
	Hartford Financial Services Group, Inc.	149,141	10,799,300
	Hawthorn Bancshares, Inc.	686	15,733
#	HCI Group, Inc.	3,180	116,515
	Heartland Financial USA, Inc.	16,470	812,300
#	Hennessy Advisors, Inc.	1,267	11,099
	Heritage Commerce Corp.	16,589	237,223
	Heritage Financial Corp.	12,193	410,782
	Hilltop Holdings, Inc.	10,662	308,665
	Hingham Institution For Savings	221	54,642
	HMN Financial, Inc.	600	13,716
	Home Bancorp, Inc.	196	8,379
	Home BancShares, Inc.	56,950	1,451,655
	HomeStreet, Inc.	7,899	205,058
	HomeTrust Bancshares, Inc.	2,385	57,312
	Hope Bancorp, Inc.	80,520	1,092,656
	Horace Mann Educators Corp.	20,657	815,125
	Horizon Bancorp, Inc.	18,244	272,018
	Houlihan Lokey, Inc.	17,924	1,600,972
	Huntington Bancshares, Inc.	42,241	641,218
#	IF Bancorp, Inc.	1,300	24,284
	Independent Bank Corp.	14,596	1,269,998
	Independent Bank Corp.	6,401	148,055
	Independent Bank Group, Inc.	11,179	705,283
	Interactive Brokers Group, Inc., Class A	8,838	708,366
	Intercontinental Exchange, Inc.	24,428	2,334,584
	International Bancshares Corp.	24,898	1,234,941
#	Invesco Ltd.	120,175	1,841,081
	Investar Holding Corp.	440	9,478
	Investors Title Co.	67	9,846
	James River Group Holdings Ltd.	21,155	534,587
	Janus Henderson Group PLC	73,993	1,684,821
	Jefferies Financial Group, Inc.	25,833	888,914
	JPMorgan Chase & Co.	402,562	50,674,505
	Kearny Financial Corp.	33,320	337,865
	Kemper Corp.	30,748	1,465,757
	KeyCorp	101,323	1,810,642

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Kingstone Cos., Inc.	1,394	$2,955
	Kinsale Capital Group, Inc.	5,810	1,831,138
	KKR & Co., Inc.	73,499	3,574,256
	Lake Shore Bancorp, Inc.	663	8,705
	Lakeland Bancorp, Inc.	20,224	377,178
#	Lakeland Financial Corp.	7,937	655,993
	Landmark Bancorp, Inc.	501	13,051
	Lazard Ltd., Class A	51,532	1,943,272
	LCNB Corp.	117	2,060
*	LendingClub Corp.	36,786	391,403
*	LendingTree, Inc.	2,645	66,733
	Limestone Bancorp, Inc.	1,000	25,700
	Lincoln National Corp.	70,131	3,777,957
#	Live Oak Bancshares, Inc.	12,621	409,804
	Loews Corp.	5,495	313,325
	LPL Financial Holdings, Inc.	34,091	8,715,364
	Luther Burbank Corp.	1,713	21,635
	M&T Bank Corp.	26,721	4,499,015
	Macatawa Bank Corp.	3,313	35,548
	Magyar Bancorp, Inc.	1,343	16,734
*	Maiden Holdings Ltd.	26,869	59,918
	MainStreet Bancshares, Inc.	515	14,307
*	Malvern Bancorp, Inc.	515	7,493
*	Markel Corp.	2,051	2,473,711
	MarketAxess Holdings, Inc.	6,426	1,568,201
	Marsh & McLennan Cos., Inc.	53,844	8,695,268
*	MBIA, Inc.	3,063	32,958
	Mercantile Bank Corp.	3,791	132,495
	Merchants Bancorp	19,746	472,917
#	Mercury General Corp.	35,359	1,025,411
	Meridian Corp.	1,050	32,330
	MetLife, Inc.	120,677	8,834,763
*	Metropolitan Bank Holding Corp.	2,400	158,400
	MGIC Investment Corp.	147,516	2,013,593
	Mid Penn Bancorp, Inc.	810	27,686
	Middlefield Banc Corp.	954	27,666
	Midland States Bancorp, Inc.	11,651	326,694
	MidWestOne Financial Group, Inc.	5,831	195,922
	Moelis & Co., Class A	26,479	1,124,298
	Moody’s Corp.	26,783	7,094,013
	Morgan Stanley	203,317	16,706,558
	Morningstar, Inc.	12,452	2,891,105
*	Mr Cooper Group, Inc.	33,693	1,330,537
	MSCI, Inc.	11,059	5,185,123
	MVB Financial Corp.	945	23,398
	Nasdaq, Inc.	48,186	2,999,097
	National Bank Holdings Corp., Class A	12,016	526,541
	National Bankshares, Inc.	507	18,582
	National Western Life Group, Inc., Class A	1,264	250,297
	Navient Corp.	103,670	1,569,564
	NBT Bancorp, Inc.	8,704	412,483
	Nelnet, Inc., Class A	13,645	1,215,633
#	New York Community Bancorp, Inc.	372,424	3,467,267
*	NI Holdings, Inc.	962	13,064
*	Nicholas Financial, Inc.	2,510	17,721
#*	Nicolet Bankshares, Inc.	3,267	249,239
*	NMI Holdings, Inc., Class A	40,576	889,832
	Northeast Bank	1,100	46,310
	Northern Trust Corp.	34,369	2,899,025

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Northfield Bancorp, Inc.	39,316	$630,629
	Northrim BanCorp, Inc.	383	18,664
	Northwest Bancshares, Inc.	62,183	936,476
	Norwood Financial Corp.	600	17,040
#	Oak Valley Bancorp	817	16,111
	OceanFirst Financial Corp.	43,816	989,365
*	Ocwen Financial Corp.	3,051	95,313
	OFG Bancorp	19,192	535,073
	Ohio Valley Banc Corp.	243	6,318
	Old National Bancorp	117,993	2,307,943
	Old Point Financial Corp.	189	4,961
	Old Republic International Corp.	160,655	3,728,803
	Old Second Bancorp, Inc.	1,641	26,256
	OneMain Holdings, Inc.	60,968	2,350,926
*	Open Lending Corp., Class A	8,122	58,235
	Oppenheimer Holdings, Inc., Class A	4,778	164,459
	Origin Bancorp, Inc.	5,668	234,258
	Orrstown Financial Services, Inc.	1,386	36,687
	Pacific Premier Bancorp, Inc.	22,240	809,758
	PacWest Bancorp	44,953	1,117,532
*	Palomar Holdings, Inc.	7,865	699,670
	Park National Corp.	5,221	770,097
	Parke Bancorp, Inc.	661	14,251
	Pathfinder Bancorp, Inc.	900	16,749
	Pathward Financial, Inc.	11,998	504,276
	PCB Bancorp	653	12,081
	PCSB Financial Corp.	610	11,889
	Peapack-Gladstone Financial Corp.	2,215	87,648
	Penns Woods BanCorp, Inc.	853	20,574
	PennyMac Financial Services, Inc.	17,013	907,133
	Peoples Bancorp of North Carolina, Inc.	1,287	36,229
	Peoples Bancorp, Inc.	6,928	209,711
	Peoples Financial Services Corp.	500	27,495
	Pinnacle Financial Partners, Inc.	21,604	1,792,916
	Piper Sandler Cos	7,407	947,874
	PJT Partners, Inc., Class A	4,492	334,205
	Plumas Bancorp	646	21,383
	PNC Financial Services Group, Inc.	20,167	3,263,626
#*	Ponce Financial Group, Inc.	1,223	11,301
	Popular, Inc.	31,365	2,218,133
*	PRA Group, Inc.	19,003	636,601
	Preferred Bank	5,125	393,959
	Premier Financial Corp.	16,625	479,631
	Primerica, Inc.	19,688	2,848,854
	Primis Financial Corp.	239	3,081
	Principal Financial Group, Inc.	97,024	8,550,725
	ProAssurance Corp.	30,967	687,777
*	PROG Holdings, Inc.	18,130	299,508
	Progressive Corp.	97,794	12,556,750
	Prosperity Bancshares, Inc.	26,448	1,892,883
	Provident Bancorp, Inc.	1,077	13,312
	Provident Financial Holdings, Inc.	990	13,514
	Provident Financial Services, Inc.	37,760	846,579
	Prudential Financial, Inc.	92,661	9,747,011
	QCR Holdings, Inc.	7,184	364,301
	Radian Group, Inc.	77,752	1,622,684
	Raymond James Financial, Inc.	50,785	5,999,740
	RBB Bancorp	2,496	56,185
	Regional Management Corp.	1,439	48,868

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Regions Financial Corp.	96,306	$2,113,917
	Reinsurance Group of America, Inc.	21,490	3,162,683
	RenaissanceRe Holdings Ltd.	18,543	2,868,231
	Renasant Corp.	26,864	1,084,500
	Republic Bancorp, Inc., Class A	2,095	97,103
	Richmond Mutual Bancorp, Inc.	1,351	17,725
	RLI Corp.	19,744	2,568,102
*	Robinhood Markets, Inc., Class A	217,453	2,539,851
	S&P Global, Inc.	34,414	11,055,497
	S&T Bancorp, Inc.	16,318	616,984
	Safety Insurance Group, Inc.	8,226	715,251
	Salisbury Bancorp, Inc.	1,600	41,648
	Sandy Spring Bancorp, Inc.	20,416	723,543
	SB Financial Group, Inc.	1,702	28,509
	Seacoast Banking Corp. of Florida	18,946	585,431
*	Security National Financial Corp., Class A	1,045	6,531
	SEI Investments Co.	50,600	2,747,580
	Selective Insurance Group, Inc.	26,664	2,615,205
	ServisFirst Bancshares, Inc.	16,346	1,231,344
	Shore Bancshares, Inc.	2,956	58,943
	Sierra Bancorp	1,779	39,227
	Signature Bank	9,397	1,489,706
	Silvercrest Asset Management Group, Inc., Class A	953	18,097
	Simmons First National Corp., Class A	49,391	1,178,963
*	SiriusPoint Ltd.	117,206	752,463
	SLM Corp.	138,971	2,305,529
	SmartFinancial, Inc.	900	26,316
	Sound Financial Bancorp, Inc.	200	8,100
*	Southern First Bancshares, Inc.	700	31,276
	Southern Missouri Bancorp, Inc.	700	35,875
	Southside Bancshares, Inc.	11,359	388,932
	SouthState Corp.	31,029	2,805,952
	State Street Corp.	31,595	2,338,030
	Stellar Bancorp, Inc.	14,412	473,290
*	Sterling Bancorp, Inc.	2,334	14,868
	Stewart Information Services Corp.	15,213	592,698
	Stifel Financial Corp.	32,104	1,986,274
	Stock Yards Bancorp, Inc.	8,129	635,607
*	StoneX Group, Inc.	6,136	572,612
	Summit Financial Group, Inc.	488	14,186
	Summit State Bank	922	13,655
*	SVB Financial Group	12,707	2,934,809
	Synchrony Financial	304,297	10,820,801
	Synovus Financial Corp.	40,986	1,633,292
#	T Rowe Price Group, Inc.	55,213	5,861,412
	Territorial Bancorp, Inc.	1,317	27,196
*	Texas Capital Bancshares, Inc.	19,486	1,169,160
	TFS Financial Corp.	49,800	699,690
	Timberland Bancorp, Inc.	618	18,305
	Tiptree, Inc.	5,883	71,655
	Tompkins Financial Corp.	5,586	462,744
	Towne Bank	16,159	532,277
	Tradeweb Markets, Inc., Class A	5,958	328,167
	Travelers Cos., Inc.	115,853	21,370,244
	TriCo Bancshares	9,493	549,740
*	Triumph Bancorp., Inc.	9,377	482,916
	Truist Financial Corp.	83,260	3,729,215
	TrustCo Bank Corp. NY	14,125	527,145
	Trustmark Corp.	23,825	871,280

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	U.S. Bancorp	51,247	$2,175,435
	UMB Financial Corp.	19,051	1,585,424
	Umpqua Holdings Corp.	95,453	1,897,606
	United Bancorp, Inc.	1,200	18,024
	United Bancshares, Inc.	300	5,697
	United Bankshares, Inc.	50,371	2,133,212
	United Community Banks, Inc.	32,621	1,255,908
	United Fire Group, Inc.	21,363	578,937
	United Security Bancshares	442	3,059
	Unity Bancorp, Inc.	600	17,196
	Universal Insurance Holdings, Inc.	17,456	175,258
	Univest Financial Corp.	13,273	373,502
	Unum Group	104,966	4,785,400
	Valley National Bancorp	160,043	1,899,710
	Value Line, Inc.	245	13,132
	Veritex Holdings, Inc.	18,594	587,199
#	Victory Capital Holdings, Inc., Class A	11,232	324,829
	Virtu Financial, Inc., Class A	53,574	1,198,986
	Virtus Investment Partners, Inc.	3,246	556,657
#	Voya Financial, Inc.	60,011	4,102,352
	Walker & Dunlop, Inc.	19,179	1,725,343
	Washington Federal, Inc.	31,040	1,201,248
	Washington Trust Bancorp, Inc.	5,572	270,242
	Waterstone Financial, Inc.	8,901	151,139
	Webster Financial Corp.	66,322	3,598,632
	Wells Fargo & Co.	251,527	11,567,727
	WesBanco, Inc.	15,851	641,014
	West BanCorp, Inc.	2,622	58,916
	Westamerica BanCorp	9,110	571,470
	Western Alliance Bancorp	29,295	1,967,745
	Western New England Bancorp, Inc.	2,300	20,125
	White Mountains Insurance Group Ltd.	1,380	1,954,287
	Willis Towers Watson PLC	24,666	5,382,368
	Wintrust Financial Corp.	20,536	1,922,580
#	WisdomTree Investments, Inc.	69,753	378,759
#*	World Acceptance Corp.	3,007	244,229
	WR Berkley Corp.	99,418	7,394,711
	WSFS Financial Corp.	24,165	1,125,122
	WVS Financial Corp.	100	1,433
	Zions Bancorp NA	42,923	2,229,421

TOTAL FINANCIALS			802,761,985

HEALTH CARE — (15.3%)
	Abbott Laboratories	97,794	9,675,738
	AbbVie, Inc.	269,102	39,396,533
*	ABIOMED, Inc.	5,835	1,470,887
*	Acadia Healthcare Co., Inc.	19,826	1,611,854
*	ACADIA Pharmaceuticals, Inc.	13,168	211,083
#*	Accuray, Inc.	46,485	94,829
††	Achillion Pharmaceuticals, Inc.	15,963	22,827
*	Addus HomeCare Corp.	1,700	174,114
	Agilent Technologies, Inc.	47,047	6,508,952
*	Agiliti, Inc.	1,712	29,909
*	Agios Pharmaceuticals, Inc.	11,540	317,812
#*	Akero Therapeutics, Inc.	7,764	328,107
#*	Albireo Pharma, Inc.	3,349	68,721
*	Align Technology, Inc.	8,240	1,601,032
#*	Allakos, Inc.	5,521	32,187
#*	Allogene Therapeutics, Inc.	19,929	205,269

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Allscripts Healthcare Solutions, Inc.	70,922	$1,042,553
*	Alnylam Pharmaceuticals, Inc.	8,297	1,719,636
*	Amedisys, Inc.	6,299	614,719
*	American Well Corp., Class A	15,031	61,477
	AmerisourceBergen Corp.	57,743	9,078,354
	Amgen, Inc.	87,600	23,682,660
*	AMN Healthcare Services, Inc.	20,154	2,529,327
#*	Amneal Pharmaceuticals, Inc.	40,935	90,057
*	Amphastar Pharmaceuticals, Inc.	11,078	342,310
#*	AnaptysBio, Inc.	12,900	372,165
*	AngioDynamics, Inc.	23,477	330,791
#*	ANI Pharmaceuticals, Inc.	589	22,730
*	Anika Therapeutics, Inc.	9,935	282,353
*	Annexon, Inc.	3,800	18,164
#*	Apollo Medical Holdings, Inc.	9,238	327,579
#*	Arcus Biosciences, Inc.	7,587	193,317
#*	Arcutis Biotherapeutics, Inc.	2,908	51,413
*	Artivion, Inc.	22,598	252,194
#*	Atara Biotherapeutics, Inc.	21,615	100,726
*	AtriCure, Inc.	13,771	580,035
	Atrion Corp.	613	367,990
*	Avanos Medical, Inc.	19,966	442,247
*	Avantor, Inc.	135,522	2,733,479
#*	Avidity Biosciences, Inc.	4,229	60,390
*	AxoGen, Inc.	9,935	113,458
#*	Axonics, Inc.	11,260	823,556
	Azenta, Inc.	8,961	397,868
	Becton Dickinson & Co.	17,491	4,127,351
*	Biogen, Inc.	37,288	10,568,911
*	BioMarin Pharmaceutical, Inc.	25,090	2,173,547
*	Bio-Rad Laboratories, Inc., Class A	2,703	950,672
	Bio-Techne Corp.	5,334	1,580,251
#*	Bluebird Bio, Inc.	9,783	61,339
*	Boston Scientific Corp.	99,912	4,307,206
	Bristol-Myers Squibb Co.	392,409	30,399,925
	Bruker Corp.	45,795	2,831,963
#*	Cara Therapeutics, Inc.	4,264	40,082
	Cardinal Health, Inc.	111,344	8,451,010
*	Cardiovascular Systems, Inc.	11,173	161,338
*	Catalent, Inc.	16,040	1,054,309
*	Catalyst Pharmaceuticals, Inc.	22,500	312,075
*	Celldex Therapeutics, Inc.	3,355	117,861
*	Centene Corp.	93,525	7,961,783
*	Certara, Inc.	6,537	79,948
*	Charles River Laboratories International, Inc.	7,893	1,675,289
	Chemed Corp.	2,171	1,013,575
*	Chimerix, Inc.	1,790	3,168
	Cigna Corp.	68,560	22,148,994
#*	Codexis, Inc.	11,800	66,316
*	Collegium Pharmaceutical, Inc.	5,728	102,760
*	Community Health Systems, Inc.	15,500	44,485
*	Computer Programs & Systems, Inc.	7,089	228,975
#	CONMED Corp.	8,123	647,647
#»††	Contra Zogenix, Inc.	6,333	4,306
	Cooper Cos., Inc.	3,980	1,088,092
#*	Corcept Therapeutics, Inc.	6,953	198,856
*	CorVel Corp.	8,512	1,397,756
*	Crinetics Pharmaceuticals, Inc.	2,525	46,612
#*	CRISPR Therapeutics AG	19,923	1,042,770

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Cross Country Healthcare, Inc.	12,756	$473,120
#*	CryoPort, Inc.	1,026	28,482
*	Cue Biopharma, Inc.	13,497	35,902
*	Cumberland Pharmaceuticals, Inc.	1,705	4,194
#*	Cutera, Inc.	1,819	83,619
	CVS Health Corp.	249,508	23,628,408
*	Cymabay Therapeutics, Inc.	8,753	30,460
	Danaher Corp.	63,599	16,005,960
*	DaVita, Inc.	23,310	1,701,863
*	Deciphera Pharmaceuticals, Inc.	14,125	229,108
*	Denali Therapeutics, Inc.	23,439	672,231
	DENTSPLY SIRONA, Inc.	42,467	1,308,833
*	DexCom, Inc.	21,560	2,604,017
#*	Dynavax Technologies Corp.	13,602	155,743
*	Eagle Pharmaceuticals, Inc.	6,161	193,887
#*	Editas Medicine, Inc.	20,664	259,333
*	Edwards Lifesciences Corp.	55,725	4,036,162
#*	Eiger BioPharmaceuticals, Inc.	3,191	16,306
*	Elanco Animal Health, Inc.	92,378	1,218,466
*††	Elanco Animal Health, Inc.	2,068	0
*	Electromed, Inc.	2,300	24,426
	Elevance Health, Inc.	50,809	27,780,837
	Eli Lilly & Co.	55,799	20,204,260
	Embecta Corp.	4,135	127,854
*	Emergent BioSolutions, Inc.	13,585	283,383
*	Enanta Pharmaceuticals, Inc.	4,594	207,235
	Encompass Health Corp.	17,304	942,030
*	Enhabit, Inc.	8,652	107,458
*	Enovis Corp.	13,512	668,168
*	Envista Holdings Corp.	46,144	1,523,213
*	Enzo Biochem, Inc.	1,646	3,522
*	Evolent Health, Inc., Class A	32,987	1,049,316
#*	Exact Sciences Corp.	8,877	308,742
*	Exelixis, Inc.	15,512	257,189
#*	EyePoint Pharmaceuticals, Inc.	6,721	36,293
*	FONAR Corp.	776	12,494
#*	Fulgent Genetics, Inc.	986	39,075
#*	G1 Therapeutics, Inc.	10,684	113,891
#*	Generation Bio Co.	2,670	13,670
	Gilead Sciences, Inc.	315,769	24,775,236
*	Glaukos Corp.	4,803	269,304
#*	Globus Medical, Inc., Class A	18,969	1,270,923
*	Haemonetics Corp.	14,275	1,212,661
*	Halozyme Therapeutics, Inc.	24,085	1,151,504
*	Harvard Bioscience, Inc.	3,317	8,923
	HCA Healthcare, Inc.	12,611	2,742,514
*	Health Catalyst, Inc.	9,032	79,662
*	HealthEquity, Inc.	26,202	2,041,398
*	HealthStream, Inc.	14,850	366,795
*	Henry Schein, Inc.	45,044	3,083,712
*	Heska Corp.	2,685	192,676
*	Hologic, Inc.	93,507	6,339,775
*	Horizon Therapeutics PLC	18,312	1,141,204
	Humana, Inc.	24,190	13,499,955
#*	ICU Medical, Inc.	237	35,173
*	Ideaya Biosciences, Inc.	10,150	171,434
*	IDEXX Laboratories, Inc.	4,139	1,488,716
*	Illumina, Inc.	12,148	2,779,705
*	Immunovant, Inc.	5,583	62,530

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Inari Medical, Inc.	2,037	$156,706
*	Incyte Corp.	23,300	1,732,122
*	InfuSystem Holdings, Inc.	2,116	16,145
*	Innoviva, Inc.	14,687	199,156
*	Inogen, Inc.	5,653	128,097
*	Insulet Corp.	7,670	1,985,073
*	Integer Holdings Corp.	12,489	778,439
*	Integra LifeSciences Holdings Corp.	18,336	921,384
*	Intellia Therapeutics, Inc.	11,057	583,588
*	Intra-Cellular Therapies, Inc.	19,496	890,382
*	Intuitive Surgical, Inc.	21,266	5,241,431
#*	Invacare Corp.	7,943	5,896
*	Ionis Pharmaceuticals, Inc.	27,047	1,195,477
*	Iovance Biotherapeutics, Inc.	13,499	126,081
*	IQVIA Holdings, Inc.	40,956	8,587,245
	iRadimed Corp.	1,652	47,991
#*	Ironwood Pharmaceuticals, Inc.	56,634	619,576
#*	IVERIC bio, Inc.	21,365	511,051
*	Jazz Pharmaceuticals PLC	4,101	589,683
	Johnson & Johnson	335,253	58,323,964
*	Joint Corp.	1,721	28,431
*	Jounce Therapeutics, Inc.	30,124	65,670
*	Kezar Life Sciences, Inc.	300	2,255
*	Kiniksa Pharmaceuticals Ltd., Class A	6,941	79,266
*	Krystal Biotech, Inc.	7,585	580,253
#*	Kura Oncology, Inc.	10,428	161,843
#*	Kymera Therapeutics, Inc.	4,504	136,651
	Laboratory Corp. of America Holdings	22,159	4,916,196
*	Lantheus Holdings, Inc.	22,886	1,693,335
	LeMaitre Vascular, Inc.	5,455	236,747
*	LENSAR, Inc.	1,319	6,278
#*	Lexicon Pharmaceuticals, Inc.	7,175	15,426
*	LHC Group, Inc.	7,898	1,319,756
*	LivaNova PLC	13,536	637,546
#*	MacroGenics, Inc.	13,803	70,671
*	Maravai LifeSciences Holdings, Inc., Class A	2,430	40,338
*	Masimo Corp.	10,479	1,379,036
	McKesson Corp.	38,419	14,959,206
*	Medpace Holdings, Inc.	8,275	1,836,884
	Medtronic PLC	131,326	11,470,013
	Merck & Co., Inc.	245,442	24,838,730
*	Meridian Bioscience, Inc.	9,117	291,470
*	Merit Medical Systems, Inc.	17,637	1,212,896
*	Merrimack Pharmaceuticals, Inc.	2,200	8,294
*	Mersana Therapeutics, Inc.	5,538	43,529
#	Mesa Laboratories, Inc.	573	75,756
*	Mettler-Toledo International, Inc.	3,222	4,075,604
#*	Mirati Therapeutics, Inc.	9,738	655,562
*	Moderna, Inc.	70,573	10,609,239
*	ModivCare, Inc.	3,946	383,709
*	Molina Healthcare, Inc.	20,742	7,443,474
#*	Morphic Holding, Inc.	2,364	66,216
*	Myriad Genetics, Inc.	17,325	359,321
	National Research Corp.	4,399	179,171
*	Neogen Corp.	44,956	593,419
*	NeoGenomics, Inc.	28,513	216,841
*	Neurocrine Biosciences, Inc.	3,175	365,506
*	NextCure, Inc.	2,418	6,045
*	NextGen Healthcare, Inc.	28,664	574,427

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	NGM Biopharmaceuticals, Inc.	7,438	$39,719
#*	Novocure Ltd.	7,457	526,912
*	NuVasive, Inc.	9,033	398,626
*	Omnicell, Inc.	9,633	744,824
#*	OPKO Health, Inc.	171,993	326,787
#*	OptimizeRx Corp.	2,546	39,247
*	Option Care Health, Inc.	50,018	1,513,545
*	OraSure Technologies, Inc.	11,284	49,198
	Organon & Co.	45,296	1,185,849
*	OrthoPediatrics Corp.	3,500	148,715
	Owens & Minor, Inc.	34,940	593,980
*	Pacira BioSciences, Inc.	1,924	99,586
*††	PDL BioPharma, Inc.	17,391	46,608
*	PDS Biotechnology Corp.	5,700	29,868
*	Pediatrix Medical Group, Inc.	55,060	1,068,164
*	Pennant Group, Inc.	2,661	32,757
*	Penumbra, Inc.	4,257	729,948
	PerkinElmer, Inc.	30,258	4,041,864
	Perrigo Co. PLC	30,388	1,224,029
#*	Personalis, Inc.	7,670	20,479
*	PetIQ, Inc.	4,300	35,346
	Pfizer, Inc.	392,681	18,279,301
	Premier, Inc., Class A	47,320	1,650,522
*	Prestige Consumer Healthcare, Inc.	6,317	344,150
*	Pro-Dex, Inc.	1,452	28,154
*	Progyny, Inc.	9,662	429,669
*	Protagonist Therapeutics, Inc.	8,401	68,048
*	Prothena Corp. PLC	14,364	882,524
	Psychemedics Corp.	600	3,882
#*	Quanterix Corp.	3,651	40,417
	Quest Diagnostics, Inc.	35,494	5,098,713
*	QuidelOrtho Corp.	5,402	485,208
*	R1 RCM, Inc.	52,691	930,523
*	RadNet, Inc.	11,558	220,989
#*	RAPT Therapeutics, Inc.	237	5,171
*	Regeneron Pharmaceuticals, Inc.	18,764	14,049,545
*	REGENXBIO, Inc.	16,403	388,259
*	Relay Therapeutics, Inc.	10,844	240,954
#*	Repligen Corp.	7,789	1,421,415
*	Replimune Group, Inc.	12,671	232,640
	ResMed, Inc.	23,077	5,162,094
*	REVOLUTION Medicines, Inc.	6,475	131,184
#*	Rhythm Pharmaceuticals, Inc.	8,744	220,086
#*	Rocket Pharmaceuticals, Inc.	10,114	188,727
	Royalty Pharma PLC, Class A	7,473	316,257
*	Sage Therapeutics, Inc.	16,128	607,380
*	Sangamo Therapeutics, Inc.	74,347	326,383
#*	Sarepta Therapeutics, Inc.	809	92,242
*	Schrodinger, Inc.	16,165	387,475
*	Seagen, Inc.	16,197	2,059,611
*	SeaSpine Holdings Corp.	289	1,858
#*	Shockwave Medical, Inc.	3,170	929,286
*	SI-BONE, Inc.	4,400	85,536
	SIGA Technologies, Inc.	8,665	79,631
#	Simulations Plus, Inc.	1,301	53,992
*	Sotera Health Co.	6,696	46,068
*	STAAR Surgical Co.	2,604	184,545
*	Standard BioTools, Inc.	16,156	19,064
	STERIS PLC	6,981	1,204,781

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Stoke Therapeutics, Inc.	3,338	$49,569
	Stryker Corp.	31,892	7,310,922
*	Supernus Pharmaceuticals, Inc.	4,453	152,604
#*	Surmodics, Inc.	3,112	106,244
#*	Sutro Biopharma, Inc.	6,100	44,713
*	Syndax Pharmaceuticals, Inc.	5,336	122,515
*	Syneos Health, Inc.	29,067	1,464,395
*	Tactile Systems Technology, Inc.	2,940	21,874
#*	Tandem Diabetes Care, Inc.	2,348	131,840
*	Taro Pharmaceutical Industries Ltd.	603	18,048
#*	Teladoc Health, Inc.	31,103	921,893
	Teleflex, Inc.	6,548	1,404,939
	Thermo Fisher Scientific, Inc.	32,388	16,646,460
*	Travere Therapeutics, Inc.	5,712	123,836
#*	Twist Bioscience Corp.	13,151	431,747
	U.S. Physical Therapy, Inc.	3,880	344,544
*	Ultragenyx Pharmaceutical, Inc.	1,172	47,419
*	United Therapeutics Corp.	3,683	849,042
	UnitedHealth Group, Inc.	130,307	72,339,931
	Utah Medical Products, Inc.	407	36,447
*	Vanda Pharmaceuticals, Inc.	958	10,030
#*	Varex Imaging Corp.	10,300	227,733
*	Veeva Systems, Inc., Class A	10,473	1,758,836
*	Veracyte, Inc.	2,731	54,920
*	Vericel Corp.	5,917	159,049
*	Vertex Pharmaceuticals, Inc.	34,612	10,798,944
	Viatris, Inc.	95,227	964,650
*	ViewRay, Inc.	28,435	121,986
*	Viking Therapeutics, Inc.	15,705	64,391
*	Waters Corp.	11,045	3,304,333
*	Xencor, Inc.	9,372	262,416
*	Xenon Pharmaceuticals, Inc.	5,473	200,148
*	Y-mAbs Therapeutics, Inc.	3,393	12,249
	Zimmer Biomet Holdings, Inc.	33,671	3,816,608
#*	Zimvie, Inc.	2,594	22,749
	Zoetis, Inc.	42,587	6,421,268

TOTAL HEALTH CARE			757,209,648

INDUSTRIALS — (12.8%)
	3M Co.	69,617	8,757,122
	AAON, Inc.	14,494	934,718
*	AAR Corp.	12,924	572,792
	ABM Industries, Inc.	38,714	1,723,160
	ACCO Brands Corp.	71,208	327,557
	Acme United Corp.	500	11,955
	Acuity Brands, Inc.	10,503	1,928,036
	Advanced Drainage Systems, Inc.	12,176	1,410,955
	AECOM	57,654	4,340,193
*	Aerojet Rocketdyne Holdings, Inc.	21,792	1,055,822
*	AeroVironment, Inc.	5,825	532,987
	AGCO Corp.	39,019	4,844,989
	Air Lease Corp.	78,701	2,777,358
	Alamo Group, Inc.	4,755	723,140
	Albany International Corp., Class A	10,339	947,259
	Allegion PLC	25,848	2,708,095
	Allied Motion Technologies, Inc.	2,700	91,314
	Allison Transmission Holdings, Inc.	50,036	2,114,021
	Altra Industrial Motion Corp.	27,377	1,646,453
	AMERCO	9,888	5,687,479

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	Ameresco, Inc., Class A	9,993	$604,377
*	American Superconductor Corp.	9,413	42,547
*	American Woodmark Corp.	3,600	163,260
	AMETEK, Inc.	29,818	3,866,202
	AO Smith Corp.	32,590	1,785,280
*	API Group Corp.	99,820	1,646,032
	Apogee Enterprises, Inc.	8,543	391,953
	Applied Industrial Technologies, Inc.	13,457	1,673,782
	ArcBest Corp.	5,840	463,871
	Arcosa, Inc.	8,448	542,362
	Argan, Inc.	6,356	220,363
	Armstrong World Industries, Inc.	10,064	760,536
*	ASGN, Inc.	24,679	2,092,286
	Astec Industries, Inc.	8,909	388,878
*	Astronics Corp.	12,713	117,722
*	Astronics Corp., Class B	988	8,941
*	Atkore, Inc.	21,145	2,015,118
*	AZEK Co., Inc.	23,596	413,166
	AZZ, Inc.	10,432	419,366
	Barnes Group, Inc.	17,709	626,367
	Barrett Business Services, Inc.	4,200	366,324
*	Beacon Roofing Supply, Inc.	40,242	2,267,637
	BGSF, Inc.	2,055	25,831
#*	Blue Bird Corp.	7,351	67,409
*	BlueLinx Holdings, Inc.	5,699	401,552
	Boise Cascade Co.	19,523	1,303,551
	Booz Allen Hamilton Holding Corp., Class A	69,477	7,562,571
	Brady Corp., Class A	5,547	253,775
*	BrightView Holdings, Inc.	39,495	352,295
	Brink’s Co.	14,105	841,081
*	Builders FirstSource, Inc.	86,070	5,307,076
	BWX Technologies, Inc.	31,813	1,812,705
*	CACI International, Inc., Class A	12,061	3,666,906
	Carlisle Cos., Inc.	9,975	2,382,030
	Carrier Global Corp.	214,541	8,530,150
	Caterpillar, Inc.	71,630	15,505,030
*	CBIZ, Inc.	17,662	876,742
*	CECO Environmental Corp.	2,011	23,770
	CH Robinson Worldwide, Inc.	68,622	6,705,742
#*	Chart Industries, Inc.	10,560	2,353,613
*	Cimpress PLC	6,614	153,974
	Cintas Corp.	14,585	6,235,817
*	CIRCOR International, Inc.	5,527	114,243
*	Civeo Corp.	1,011	31,341
#*	Clarivate PLC	107,540	1,110,888
	Columbus McKinnon Corp.	15,161	432,392
	Comfort Systems USA, Inc.	21,453	2,644,726
*	Commercial Vehicle Group, Inc.	4,998	25,190
*	Construction Partners, Inc., Class A	13,366	416,217
#*	Copa Holdings SA, Class A	1,674	125,935
*	Copart, Inc.	46,504	5,348,890
#*	Core & Main, Inc., Class A	7,796	183,830
*	CoStar Group, Inc.	70,618	5,841,521
	Covenant Logistics Group, Inc.	3,969	150,187
	CRA International, Inc.	3,712	381,371
	Crane Holdings Co.	19,929	1,999,676
	CSW Industrials, Inc.	2,666	343,701
	CSX Corp.	91,785	2,667,272
	Cummins, Inc.	31,466	7,693,752

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Curtiss-Wright Corp.	14,543	$2,440,752
#*	Daseke, Inc.	17,521	104,425
	Deere & Co.	47,079	18,634,810
	Deluxe Corp.	23,664	434,944
*	Distribution Solutions Group, Inc.	796	23,944
*	DLH Holdings Corp.	1,775	23,111
	Donaldson Co., Inc.	43,607	2,505,222
	Douglas Dynamics, Inc.	9,728	330,266
	Dover Corp.	30,024	3,923,837
#*	Driven Brands Holdings, Inc.	9,382	300,036
*	Ducommun, Inc.	4,599	217,119
	Dun & Bradstreet Holdings, Inc.	16,479	211,755
*	DXP Enterprises, Inc.	8,736	249,937
*	Dycom Industries, Inc.	13,062	1,543,667
	Eastern Co.	406	8,489
	Eaton Corp. PLC	48,798	7,323,116
	EMCOR Group, Inc.	21,238	2,996,682
	Emerson Electric Co.	74,036	6,411,518
	Encore Wire Corp.	9,446	1,299,675
*	Energy Recovery, Inc.	15,444	397,374
	Enerpac Tool Group Corp.	19,790	502,864
	EnerSys	15,678	1,039,295
	Ennis, Inc.	7,441	167,869
	EnPro Industries, Inc.	7,949	846,568
#	Equifax, Inc.	31,258	5,299,481
	Esab Corp.	13,512	503,998
	ESCO Technologies, Inc.	10,261	884,190
*	Evoqua Water Technologies Corp.	33,587	1,315,939
	Expeditors International of Washington, Inc.	81,777	8,001,879
	Exponent, Inc.	17,890	1,704,201
	Fastenal Co.	120,564	5,826,858
	Federal Signal Corp.	20,957	977,644
	FedEx Corp.	33,122	5,308,794
*	First Advantage Corp.	3,892	54,683
#	Flowserve Corp.	58,570	1,679,788
#*	Fluor Corp.	80,455	2,434,568
*	Forrester Research, Inc.	6,479	274,191
	Fortive Corp.	62,984	4,024,678
	Fortune Brands Home & Security, Inc.	35,156	2,120,610
	Forward Air Corp.	5,320	563,228
*	Franklin Covey Co.	1,000	50,600
	Franklin Electric Co., Inc.	16,186	1,326,281
*	FTI Consulting, Inc.	11,305	1,759,397
*	Gates Industrial Corp. PLC	50,501	563,086
	GATX Corp.	12,483	1,307,095
*	Gencor Industries, Inc.	1,295	12,303
*	Generac Holdings, Inc.	11,397	1,321,026
	General Dynamics Corp.	46,927	11,722,365
	General Electric Co.	67,008	5,213,892
*	Gibraltar Industries, Inc.	10,389	530,670
	Global Industrial Co.	13,866	440,107
*	GMS, Inc.	21,337	1,007,106
	Gorman-Rupp Co.	10,775	292,434
	Graco, Inc.	44,929	3,126,160
	GrafTech International Ltd.	65,197	331,853
	Graham Corp.	400	3,560
	Granite Construction, Inc.	20,453	689,880
*	Great Lakes Dredge & Dock Corp.	24,151	182,582
#	Greenbrier Cos., Inc.	14,051	496,141

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Griffon Corp.	11,346	$364,660
*	GXO Logistics, Inc.	30,006	1,096,419
	H&E Equipment Services, Inc.	18,812	710,341
*	Harsco Corp.	18,453	97,616
#*	Hayward Holdings, Inc.	13,301	123,034
#	Healthcare Services Group, Inc.	25,268	352,741
	Heartland Express, Inc.	21,648	322,122
	HEICO Corp.	7,970	1,296,241
	HEICO Corp., Class A	12,701	1,616,837
	Heidrick & Struggles International, Inc.	13,193	371,515
	Helios Technologies, Inc.	10,966	621,663
	Herc Holdings, Inc.	13,754	1,617,608
#*	Hertz Global Holdings, Inc.	80,765	1,486,076
	Hexcel Corp.	24,874	1,385,482
*	Hill International, Inc.	4,682	15,778
	Hillenbrand, Inc.	30,207	1,334,545
	HNI Corp.	17,939	520,052
	Honeywell International, Inc.	67,750	13,822,355
	Howmet Aerospace, Inc.	63,864	2,270,365
*	Hub Group, Inc., Class A	13,890	1,077,864
	Hubbell, Inc.	17,714	4,206,721
	Huntington Ingalls Industries, Inc.	15,881	4,082,529
	Hurco Cos., Inc.	600	13,890
*	Huron Consulting Group, Inc.	15,259	1,123,520
	Hyster-Yale Materials Handling, Inc.	4,600	134,136
*	IAA, Inc.	45,728	1,734,463
	ICF International, Inc.	11,598	1,387,469
	IDEX Corp.	13,064	2,904,258
*	IES Holdings, Inc.	5,100	168,504
	Illinois Tool Works, Inc.	45,363	9,686,361
	Ingersoll Rand, Inc.	57,396	2,898,498
	Insperity, Inc.	15,143	1,787,177
	Insteel Industries, Inc.	8,702	229,298
	Interface, Inc.	26,096	295,146
	ITT, Inc.	34,285	2,619,031
	Jacobs Solutions, Inc.	38,960	4,488,971
	JB Hunt Transport Services, Inc.	16,190	2,769,623
*	JELD-WEN Holding, Inc.	23,982	254,449
	John Bean Technologies Corp.	14,222	1,297,046
	Johnson Controls International PLC	74,963	4,335,860
	Kadant, Inc.	3,282	584,032
	Kaman Corp.	10,382	333,262
*	KAR Auction Services, Inc.	58,121	844,498
#	KBR, Inc.	70,863	3,526,852
	Kelly Services, Inc., Class A	41,047	670,708
	Kennametal, Inc.	33,089	883,807
	Kforce, Inc.	10,203	645,544
	Kimball International, Inc., Class B	26,982	199,397
*	Kirby Corp.	11,181	779,875
	Knight-Swift Transportation Holdings, Inc.	35,735	1,716,352
	Korn Ferry	35,552	1,976,336
*	Kratos Defense & Security Solutions, Inc.	47,526	526,588
	L3Harris Technologies, Inc.	22,660	5,585,010
	Landstar System, Inc.	6,751	1,054,641
*	LB Foster Co., Class A	958	9,580
	Leidos Holdings, Inc.	65,635	6,667,860
	Lennox International, Inc.	8,078	1,886,778
	Lincoln Electric Holdings, Inc.	15,261	2,167,062
	Lindsay Corp.	2,870	485,891

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	LSI Industries, Inc.	1,800	$13,824
*	Manitex International, Inc.	3,706	16,899
*	Manitowoc Co., Inc.	25,263	230,399
	ManpowerGroup, Inc.	26,050	2,040,757
	Marten Transport Ltd.	18,264	342,815
	Masco Corp.	36,846	1,704,864
*	Masonite International Corp.	5,689	406,934
*	MasTec, Inc.	29,617	2,282,878
*	Matrix Service Co.	7,677	37,617
	Matson, Inc.	7,707	567,081
	Matthews International Corp., Class A	16,082	432,284
	Maxar Technologies, Inc.	36,044	805,223
*	Mayville Engineering Co., Inc.	2,139	14,224
	McGrath RentCorp	13,124	1,234,312
*	Mercury Systems, Inc.	21,123	1,022,353
*	Mesa Air Group, Inc.	11,500	17,020
*	Middleby Corp.	17,269	2,415,242
	Miller Industries, Inc.	3,368	85,648
	MillerKnoll, Inc.	21,051	445,860
*	Mistras Group, Inc.	3,871	17,807
	Moog, Inc., Class A	11,052	936,657
*	MRC Global, Inc.	40,563	406,847
	MSA Safety, Inc.	12,027	1,614,504
	MSC Industrial Direct Co., Inc., Class A	20,705	1,718,101
	Mueller Industries, Inc.	7,007	438,918
	Mueller Water Products, Inc., Class A	50,101	586,182
*	MYR Group, Inc.	7,511	657,288
	Nordson Corp.	10,628	2,391,300
	Northrop Grumman Corp.	29,677	16,292,970
*	Northwest Pipe Co.	1,100	37,389
*	NOW, Inc.	52,096	663,182
*	NV5 Global, Inc.	4,791	694,455
	nVent Electric PLC	59,476	2,170,874
	Old Dominion Freight Line, Inc.	13,358	3,668,107
#	Omega Flex, Inc.	391	36,910
	Oshkosh Corp.	24,608	2,165,504
	Otis Worldwide Corp.	54,344	3,838,860
	PACCAR, Inc.	97,863	9,476,074
*	PAM Transportation Services, Inc.	6,042	168,270
	Park Aerospace Corp.	14,265	177,457
	Parker-Hannifin Corp.	30,225	8,783,989
	Park-Ohio Holdings Corp.	3,500	39,795
*	Parsons Corp.	51,875	2,431,900
	Pentair PLC	53,787	2,310,152
*	PGT Innovations, Inc.	11,092	236,371
#	Pitney Bowes, Inc.	50,197	156,113
#*	Plug Power, Inc.	72,728	1,162,193
#	Powell Industries, Inc.	8,550	210,929
	Preformed Line Products Co.	500	39,685
	Primoris Services Corp.	18,591	375,352
*	Proto Labs, Inc.	5,189	198,168
*	Quad/Graphics, Inc.	7,409	20,597
	Quanex Building Products Corp.	7,566	167,663
	Quanta Services, Inc.	35,830	5,089,293
*	Radiant Logistics, Inc.	3,151	19,127
	Raytheon Technologies Corp.	175,840	16,673,149
*	RBC Bearings, Inc.	3,798	962,907
*	RCM Technologies, Inc.	4,300	75,250
	Regal Rexnord Corp.	15,264	1,931,507

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	Rentokil Initial PLC, Sponsored ADR	4,444	$137,497
*	Resideo Technologies, Inc.	62,423	1,474,431
	Resources Connection, Inc.	10,502	191,872
	REV Group, Inc.	42,503	583,991
	Robert Half International, Inc.	66,571	5,090,019
	Rockwell Automation, Inc.	21,413	5,466,739
	Rollins, Inc.	46,367	1,951,123
	Rush Enterprises, Inc., Class A	21,180	1,056,670
	Rush Enterprises, Inc., Class B	6,222	333,624
	Ryder System, Inc.	13,664	1,100,089
*	Saia, Inc.	5,800	1,153,388
	Schneider National, Inc., Class B	24,897	553,709
	Science Applications International Corp.	33,243	3,601,547
	Sensata Technologies Holding PLC	42,595	1,712,745
	Shyft Group, Inc.	9,151	210,290
*	SiteOne Landscape Supply, Inc.	13,836	1,603,177
	Snap-on, Inc.	16,137	3,583,221
*	SP Plus Corp.	7,147	264,653
*	SPX Technologies, Inc.	14,335	943,816
	Standex International Corp.	4,182	414,227
	Stanley Black & Decker, Inc.	27,187	2,133,908
	Steelcase, Inc., Class A	55,553	431,647
*	Stericycle, Inc.	16,525	736,684
*	Sterling Infrastructure, Inc.	12,473	336,646
*	Sunrun, Inc.	68,635	1,544,974
	Tecnoglass, Inc.	5,817	119,423
	Tennant Co.	5,214	303,716
	Terex Corp.	25,302	1,025,743
	Tetra Tech, Inc.	14,065	1,987,103
	Textainer Group Holdings Ltd.	32,786	980,957
	Textron, Inc.	52,780	3,612,263
*	Thermon Group Holdings, Inc.	12,145	215,695
	Timken Co.	24,186	1,724,220
*	Titan International, Inc.	19,800	296,208
*	Titan Machinery, Inc.	10,052	345,588
	Toro Co.	31,583	3,329,796
*	TPI Composites, Inc.	10,362	103,206
	Trane Technologies PLC	42,237	6,742,292
*	Transcat, Inc.	923	76,387
	TransDigm Group, Inc.	6,038	3,476,439
	TransUnion	33,795	2,003,030
*	Trex Co., Inc.	15,862	762,804
*	TriNet Group, Inc.	33,098	2,150,708
	Trinity Industries, Inc.	49,407	1,409,582
	Triton International Ltd.	40,227	2,441,377
*	TrueBlue, Inc.	19,940	392,020
*	Tutor Perini Corp.	27,914	207,122
*	Twin Disc, Inc.	3,200	41,632
#*	U.S. Xpress Enterprises, Inc., Class A	11,642	27,126
*	Uber Technologies, Inc.	96,639	2,567,698
	UFP Industries, Inc.	15,953	1,136,332
*	Ultralife Corp.	1,376	6,811
	UniFirst Corp.	5,617	1,033,584
	Union Pacific Corp.	5,319	1,048,588
	United Parcel Service, Inc., Class B	68,913	11,561,534
*	United Rentals, Inc.	23,892	7,542,943
*	Univar Solutions, Inc.	76,752	1,955,641
	Universal Logistics Holdings, Inc.	3,439	110,048
*	V2X, Inc.	3,988	163,468

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Valmont Industries, Inc.	5,653	$1,804,551
	Verisk Analytics, Inc.	53,470	9,775,920
*	Veritiv Corp.	2,463	286,348
*	Viad Corp.	2,443	91,075
*	Vicor Corp.	3,380	161,463
	VSE Corp.	5,608	259,594
	Wabash National Corp.	16,346	353,891
#	Watsco, Inc.	9,649	2,614,493
	Watts Water Technologies, Inc., Class A	9,849	1,441,500
	Werner Enterprises, Inc.	20,925	820,260
*	WESCO International, Inc.	27,404	3,775,449
	Westinghouse Air Brake Technologies Corp.	37,639	3,510,966
*	Willdan Group, Inc.	8,900	122,998
*	Willis Lease Finance Corp.	474	18,059
*	WillScot Mobile Mini Holdings Corp.	69,958	2,975,314
	Woodward, Inc.	13,450	1,233,365
	WW Grainger, Inc.	18,655	10,901,049
*	XPO Logistics, Inc.	28,710	1,485,455
	Xylem, Inc.	24,134	2,472,046
#*	Yellow Corp.	4,100	18,163
	Zurn Elkay Water Solutions Corp.	33,915	796,663

TOTAL INDUSTRIALS			634,225,830

INFORMATION TECHNOLOGY — (20.7%)
	A10 Networks, Inc.	19,143	321,602
	Accenture PLC, Class A	88,943	25,250,918
*	ACI Worldwide, Inc.	38,080	926,486
	Adeia, Inc.	11,148	124,635
*	Adobe, Inc.	52,437	16,701,184
	ADTRAN Holdings, Inc.	21,373	480,038
	Advanced Energy Industries, Inc.	1,948	153,210
*	Advanced Micro Devices, Inc.	161,028	9,671,342
*	Affirm Holdings, Inc.	4,614	92,603
*	Agilysys, Inc.	5,872	376,806
*	Airgain, Inc.	869	6,309
*	Akamai Technologies, Inc.	10,100	892,133
*	Alarm.com Holdings, Inc.	11,920	701,373
*	Alithya Group, Inc., Class A	5,238	9,271
*	Altair Engineering, Inc., Class A	5,164	253,294
	Amdocs Ltd.	34,245	2,955,686
	American Software, Inc., Class A	10,000	171,300
	Amkor Technology, Inc.	40,886	850,020
	Amphenol Corp., Class A	49,529	3,755,784
*	Amtech Systems, Inc.	2,892	26,664
	Analog Devices, Inc.	30,539	4,355,472
*	ANSYS, Inc.	8,869	1,961,468
*	Appfolio, Inc., Class A	3,060	383,632
	Apple, Inc.	1,535,180	235,404,501
	Applied Materials, Inc.	136,989	12,094,759
*	Arista Networks, Inc.	44,386	5,364,492
*	Arlo Technologies, Inc.	29,474	151,791
*	Arrow Electronics, Inc.	31,698	3,209,739
*	Aspen Technology, Inc.	7,522	1,816,187
*	Asure Software, Inc.	1,020	6,732
	Atlassian Corp., Class A	6,246	1,266,252
*	Autodesk, Inc.	30,251	6,482,789
	Automatic Data Processing, Inc.	64,607	15,615,512
*	Aviat Networks, Inc.	3,288	107,386
*	Avid Technology, Inc.	11,813	324,739

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Avnet, Inc.	51,032	$2,050,976
*	Axcelis Technologies, Inc.	3,800	220,400
*	AXT, Inc.	2,116	9,607
	Badger Meter, Inc.	4,664	524,607
	Bel Fuse, Inc., Class B	878	28,456
	Belden, Inc.	2,998	208,751
	Benchmark Electronics, Inc.	15,479	439,449
*	Bill.Com Holdings, Inc.	10,710	1,428,286
*	Black Knight, Inc.	31,507	1,905,228
*	Blackbaud, Inc.	13,856	757,923
*	Block, Inc., Class A	15,006	901,410
#*	BM Technologies, Inc.	501	3,803
*	Box, Inc., Class A	39,920	1,159,676
*	Brightcove, Inc.	4,594	30,780
	Broadcom, Inc.	71,170	33,458,440
	Broadridge Financial Solutions, Inc.	26,587	3,989,645
*	Cadence Design Systems, Inc.	33,333	5,046,283
*	CalAmp Corp.	12,829	48,750
*	Calix, Inc.	17,025	1,253,721
#*	Cambium Networks Corp.	7,569	146,460
*	Cantaloupe, Inc.	4,100	13,735
*	Casa Systems, Inc.	49,890	157,154
	Cass Information Systems, Inc.	3,680	157,430
	CDW Corp.	23,351	4,035,286
*	Cerence, Inc.	9,764	167,941
*	Ceridian HCM Holding, Inc.	27,171	1,798,448
*	CEVA, Inc.	3,835	106,076
*	ChannelAdvisor Corp.	7,802	179,758
*	Ciena Corp.	51,755	2,479,065
*	Cirrus Logic, Inc.	16,433	1,102,983
	Cisco Systems, Inc.	538,922	24,483,226
#*	Clearfield, Inc.	2,900	352,263
*	Cloudflare, Inc., Class A	4,401	247,864
	Cognex Corp.	14,837	685,915
	Cognizant Technology Solutions Corp., Class A	97,526	6,070,993
*	Cognyte Software Ltd.	11,933	32,458
*	Coherent Corp.	4,347	146,103
*	Cohu, Inc.	14,632	481,685
*	CommScope Holding Co., Inc.	55,901	740,129
*	CommVault Systems, Inc.	9,409	572,914
*	Computer Task Group, Inc.	2,600	19,890
	Comtech Telecommunications Corp.	16,490	182,215
	Concentrix Corp.	17,435	2,131,080
*	Conduent, Inc.	93,630	385,756
*	Consensus Cloud Solutions, Inc.	5,537	310,847
*	Crowdstrike Holdings, Inc., Class A	5,896	950,435
	CSG Systems International, Inc.	13,407	867,031
*	CyberOptics Corp.	2,083	112,420
*	Daktronics, Inc.	27,724	94,816
*	Datadog, Inc., Class A	12,787	1,029,481
	Dell Technologies, Inc., Class C	49,170	1,888,128
*	Digi International, Inc.	12,339	497,632
*	DocuSign, Inc.	7,161	345,876
	Dolby Laboratories, Inc., Class A	10,934	730,829
*	Dropbox, Inc., Class A	60,938	1,325,402
*	Duck Creek Technologies, Inc.	9,719	116,045
*	DXC Technology Co.	62,870	1,807,513
*	Dynatrace, Inc.	37,766	1,330,874
*	DZS, Inc.	4,045	64,275

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	Ebix, Inc.	7,750	$153,373
*	Edgio, Inc.	19,272	51,842
*	eGain Corp.	5,400	43,470
*	Elastic NV	6,855	438,377
	Entegris, Inc.	3,617	286,973
*	Envestnet, Inc.	16,573	817,215
*	EPAM Systems, Inc.	5,611	1,963,850
*	ePlus, Inc.	9,684	471,804
*	Euronet Worldwide, Inc.	15,261	1,282,077
	EVERTEC, Inc.	23,630	846,190
*	Evo Payments, Inc., Class A	10,429	351,353
*	ExlService Holdings, Inc.	7,262	1,320,595
*	Extreme Networks, Inc.	27,934	501,136
*	F5, Inc.	16,825	2,404,461
*	Fabrinet	3,800	434,720
*	Fair Isaac Corp.	4,835	2,315,191
*	FARO Technologies, Inc.	8,629	252,053
	Fidelity National Information Services, Inc.	62,751	5,207,705
*	Fiserv, Inc.	62,040	6,373,990
*	FleetCor Technologies, Inc.	19,087	3,552,472
*	Flex Ltd.	117,628	2,303,156
*	FormFactor, Inc.	21,305	430,574
*	Fortinet, Inc.	90,979	5,200,360
*	Frequency Electronics, Inc.	1,723	8,873
*	Gartner, Inc.	16,367	4,941,525
*	Genasys, Inc.	2,697	7,686
	Genpact Ltd.	65,648	3,183,928
	Global Payments, Inc.	44,855	5,125,132
*	Globant SA	8,114	1,530,950
*	GoDaddy, Inc., Class A	30,178	2,426,311
*	Guidewire Software, Inc.	13,703	814,095
	Hackett Group, Inc.	6,800	148,512
*	Harmonic, Inc.	23,729	366,613
	Hewlett Packard Enterprise Co.	247,770	3,535,678
	HP, Inc.	159,732	4,411,798
*	HubSpot, Inc.	3,347	992,586
*	I3 Verticals, Inc., Class A	3,815	83,014
*	Identiv, Inc.	2,402	28,944
#*	Immersion Corp.	17,100	91,314
#*	Infinera Corp.	39,210	219,968
	Information Services Group, Inc.	10,339	56,141
*	Insight Enterprises, Inc.	15,003	1,417,934
	Intel Corp.	242,388	6,891,091
#	InterDigital, Inc.	14,728	734,485
	International Business Machines Corp.	142,757	19,741,866
*	International Money Express, Inc.	13,736	371,284
*	Intevac, Inc.	1,900	8,493
	Intuit, Inc.	29,734	12,711,285
*	Iteris, Inc.	2,900	8,700
*	Itron, Inc.	15,418	753,786
	Jabil, Inc.	28,489	1,830,418
	Jack Henry & Associates, Inc.	20,141	4,009,267
#*	Jamf Holding Corp.	11,140	263,684
	Juniper Networks, Inc.	90,121	2,757,703
*	Key Tronic Corp.	334	1,463
*	Keysight Technologies, Inc.	30,280	5,273,262
*	Kimball Electronics, Inc.	1,207	24,949
	KLA Corp.	23,419	7,410,943
*	Knowles Corp.	5,403	74,291

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Kulicke & Soffa Industries, Inc.	16,980	$712,141
*	KVH Industries, Inc.	1,119	12,007
*	Kyndryl Holdings, Inc.	35,875	346,911
	Lam Research Corp.	21,505	8,704,794
*	Lantronix, Inc.	3,255	16,438
*	Lattice Semiconductor Corp.	13,590	659,251
*	LGL Group, Inc.	400	2,084
*	LiveRamp Holdings, Inc.	21,184	388,938
#*	Lumentum Holdings, Inc.	11,512	857,068
*	Luna Innovations, Inc.	2,774	14,397
*	Magnachip Semiconductor Corp.	3,441	34,238
*	Manhattan Associates, Inc.	12,444	1,514,061
#*	Marqeta, Inc., Class A	32,339	254,831
	Marvell Technology, Inc.	82,002	3,253,839
	Mastercard, Inc., Class A	125,721	41,259,118
	Maximus, Inc.	23,155	1,427,969
*	MaxLinear, Inc.	13,554	418,548
	Methode Electronics, Inc.	3,067	126,452
	Microsoft Corp.	511,094	118,640,250
#*	Mitek Systems, Inc.	11,112	125,677
	MKS Instruments, Inc.	6,884	565,521
#*	Model N, Inc.	3,029	115,102
*	Momentive Global, Inc.	2,771	21,503
*	MoneyGram International, Inc.	23,223	245,932
*	MongoDB, Inc.	4,024	736,513
	Monolithic Power Systems, Inc.	4,308	1,462,351
	Motorola Solutions, Inc.	18,324	4,575,686
	M-Tron Industries, Inc.	200	2,060
#*	N-Able, Inc.	26,510	287,103
*	Napco Security Technologies, Inc.	5,808	165,063
	National Instruments Corp.	37,283	1,423,465
*	NCR Corp.	66,686	1,417,744
	NetApp, Inc.	38,528	2,668,835
*	NETGEAR, Inc.	16,004	314,479
#*	NetScout Systems, Inc.	33,294	1,195,920
	NortonLifeLock, Inc.	88,965	2,004,381
*	Novanta, Inc.	5,473	773,882
	NVIDIA Corp.	257,800	34,795,266
*	Okta, Inc.	18,335	1,028,960
*	OneSpan, Inc.	28,789	316,391
*	Onto Innovation, Inc.	11,356	759,035
	Oracle Corp.	216,390	16,893,567
*	OSI Systems, Inc.	5,992	492,423
#*	Palantir Technologies, Inc., Class A	88,099	774,390
#*	Palo Alto Networks, Inc.	12,102	2,076,582
	Paychex, Inc.	59,905	7,087,361
*	Paycom Software, Inc.	7,995	2,766,270
*	Paylocity Holding Corp.	8,247	1,911,572
*	PayPal Holdings, Inc.	100,548	8,403,802
	PC Connection, Inc.	8,318	442,019
	PC-Tel, Inc.	8,847	41,139
*	PDF Solutions, Inc.	9,700	228,726
*	Perficient, Inc.	7,464	499,864
*	PFSweb, Inc.	1,693	16,202
*	Photronics, Inc.	20,910	339,160
#*	Pixelworks, Inc.	4,600	6,486
*	Plexus Corp.	5,981	588,530
	Power Integrations, Inc.	13,516	901,652
#*	PowerSchool Holdings, Inc., Class A	11,252	225,040

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Progress Software Corp.	20,683	$1,055,453
*	PTC, Inc.	21,998	2,592,024
*	Pure Storage, Inc., Class A	48,262	1,489,365
	QUALCOMM, Inc.	173,996	20,472,369
*	Qualys, Inc.	10,551	1,504,151
*	Rambus, Inc.	24,838	749,114
*	RF Industries Ltd.	1,338	7,239
*	Ribbon Communications, Inc.	44,248	117,257
	Richardson Electronics Ltd.	500	12,045
#*	Rimini Street, Inc.	8,000	44,880
	Roper Technologies, Inc.	10,925	4,528,849
*	Salesforce, Inc.	69,881	11,361,952
	Sapiens International Corp. NV	13,958	274,554
*	ScanSource, Inc.	16,687	516,963
*	SecureWorks Corp., Class A	1,149	9,399
*	Semtech Corp.	10,248	283,767
#*	SentinelOne, Inc., Class A	29,869	682,208
*	ServiceNow, Inc.	8,494	3,573,766
*	ShotSpotter, Inc.	2,086	79,268
*	SigmaTron International, Inc.	497	2,351
*	Silicon Laboratories, Inc.	8,571	984,979
#*	Smith Micro Software, Inc.	5,201	11,754
*	Snowflake, Inc., Class A	5,978	958,273
*	SolarWinds Corp.	53,126	495,666
*	Splunk, Inc.	9,233	767,355
*	SPS Commerce, Inc.	6,903	873,368
*	Squarespace, Inc., Class A	4,663	103,565
	SS&C Technologies Holdings, Inc.	52,452	2,697,082
*	Stratasys Ltd.	44,977	650,817
*	Super Micro Computer, Inc.	19,450	1,353,526
	Switch, Inc., Class A	23,997	817,098
*	Synaptics, Inc.	7,788	690,017
*	Synopsys, Inc.	13,910	4,069,370
	TD SYNNEX Corp.	23,345	2,136,301
	TE Connectivity Ltd.	3,794	463,741
*	Teledyne Technologies, Inc.	8,330	3,315,173
*	Teradata Corp.	35,940	1,135,345
	Teradyne, Inc.	39,378	3,203,400
*	Trade Desk, Inc., Class A	20,170	1,073,851
*	TransAct Technologies, Inc.	300	1,218
*	Trimble, Inc.	41,381	2,489,481
	TTEC Holdings, Inc.	16,398	729,219
#*	Turtle Beach Corp.	7,085	55,263
*	Twilio, Inc., Class A	10,932	813,013
*	Tyler Technologies, Inc.	6,196	2,003,353
#*	UiPath, Inc., Class A	52,657	666,111
*	Unisys Corp.	27,940	237,490
	Universal Display Corp.	8,289	789,279
*	Upland Software, Inc.	5,855	47,074
*	Verint Systems, Inc.	22,732	805,395
*	VeriSign, Inc.	11,886	2,382,668
*	Verra Mobility Corp.	44,350	757,055
*	Viasat, Inc.	15,788	646,676
*	Viavi Solutions, Inc.	69,486	1,049,239
#	Visa, Inc., Class A	233,941	48,463,218
*	Vishay Precision Group, Inc.	335	11,306
	VMware, Inc., Class A	27,689	3,115,843
	Vontier Corp.	60,322	1,152,150
	Western Union Co.	89,723	1,212,158

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	WEX, Inc.	10,700	$1,756,298
*	Workday, Inc., Class A	9,527	1,484,497
	Xerox Holdings Corp.	62,979	921,383
	Xperi, Inc.	4,459	62,292
*	Zebra Technologies Corp., Class A	4,305	1,219,262
*	Zendesk, Inc.	6,228	477,625
*	Zoom Video Communications, Inc., Class A	19,937	1,663,543
*	Zscaler, Inc.	6,657	1,025,844

TOTAL INFORMATION TECHNOLOGY			1,021,876,237

MATERIALS — (3.5%)
	AdvanSix, Inc.	7,805	283,946
#*	AgroFresh Solutions, Inc.	3,791	10,312
	Albemarle Corp.	18,782	5,256,518
	Amcor PLC	413,245	4,785,377
	American Vanguard Corp.	18,721	435,638
	AptarGroup, Inc.	33,904	3,361,582
*	Arconic Corp.	28,124	583,854
	Ashland, Inc.	11,225	1,177,727
*	ATI, Inc.	43,216	1,286,108
	Avery Dennison Corp.	28,380	4,811,829
	Avient Corp.	52,689	1,817,244
*	Axalta Coating Systems Ltd.	126,183	2,942,588
	Balchem Corp.	10,731	1,500,194
	Ball Corp.	79,409	3,922,010
*	Berry Global Group, Inc.	67,258	3,182,649
*	Bioceres Crop Solutions Corp.	1,600	23,136
	Celanese Corp.	17,423	1,674,699
	Chase Corp.	2,929	275,941
*	Clearwater Paper Corp.	3,528	156,925
#*	Coeur Mining, Inc.	45,578	172,285
	Commercial Metals Co.	46,757	2,127,443
	Compass Minerals International, Inc.	16,051	634,657
	Corteva, Inc.	123,853	8,092,555
	Crown Holdings, Inc.	53,890	3,696,315
	Dow, Inc.	77,016	3,599,728
	DuPont de Nemours, Inc.	74,817	4,279,532
	Eastman Chemical Co.	5,279	405,480
	Ecolab, Inc.	31,027	4,873,411
	Element Solutions, Inc.	121,852	2,095,854
	FMC Corp.	47,321	5,626,467
	FutureFuel Corp.	803	5,493
	Glatfelter Corp.	6,681	18,907
	Graphic Packaging Holding Co.	125,414	2,879,505
	Greif, Inc., Class A	13,296	880,328
	Greif, Inc., Class B	1,339	94,815
	Hawkins, Inc.	8,004	360,420
	HB Fuller Co.	22,634	1,577,816
	Hecla Mining Co.	203,037	927,879
	Huntsman Corp.	66,420	1,777,399
*	Ingevity Corp.	10,768	724,363
	Innospec, Inc.	11,478	1,147,685
	International Flavors & Fragrances, Inc.	44,004	4,295,230
	International Paper Co.	23,561	791,885
*	Intrepid Potash, Inc.	3,405	154,076
	Koppers Holdings, Inc.	5,805	144,893
	Kronos Worldwide, Inc.	14,098	133,931
#*	Livent Corp.	41,022	1,295,065
	Louisiana-Pacific Corp.	23,804	1,348,497

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	LSB Industries, Inc.	6,737	$118,773
	LyondellBasell Industries NV, Class A	38,036	2,907,852
	Martin Marietta Materials, Inc.	6,116	2,054,854
	Materion Corp.	5,029	431,036
	Mercer International, Inc.	9,541	128,040
	Minerals Technologies, Inc.	8,295	456,308
	Mosaic Co.	62,770	3,373,887
	Myers Industries, Inc.	11,436	232,036
	NewMarket Corp.	4,416	1,343,965
	Newmont Corp.	53,099	2,247,150
	Northern Technologies International Corp.	2,004	27,755
#	Nucor Corp.	53,382	7,013,327
	Packaging Corp. of America	25,829	3,104,904
	PPG Industries, Inc.	54,099	6,177,024
#	Quaker Chemical Corp.	2,069	336,502
#*	Ranpak Holdings Corp.	36,015	136,857
*	Rayonier Advanced Materials, Inc.	28,802	131,049
	Reliance Steel & Aluminum Co.	40,198	8,099,093
*	Resolute Forest Products, Inc.	1,960	40,788
	Royal Gold, Inc.	26,906	2,554,994
	RPM International, Inc.	24,608	2,327,179
	Ryerson Holding Corp.	12,245	410,820
	Schnitzer Steel Industries, Inc., Class A	14,549	392,678
#	Scotts Miracle-Gro Co.	27,813	1,276,895
	Sealed Air Corp.	37,703	1,795,417
	Sensient Technologies Corp.	12,748	910,972
	Sherwin-Williams Co.	53,394	12,015,252
	Silgan Holdings, Inc.	48,162	2,280,952
	Sonoco Products Co.	41,200	2,557,696
	Steel Dynamics, Inc.	43,275	4,070,014
	Stepan Co.	9,824	1,026,019
	Sylvamo Corp.	2,221	106,986
	TriMas Corp.	5,537	126,520
#	Trinseo PLC	35,873	675,130
	Valvoline, Inc.	72,625	2,132,270
	Vulcan Materials Co.	16,633	2,722,822
	Westlake Corp.	10,076	973,845
	WestRock Co.	35,000	1,192,100
	Worthington Industries, Inc.	23,049	1,096,210

TOTAL MATERIALS			170,656,162

REAL ESTATE — (0.3%)
*	Anywhere Real Estate, Inc.	55,495	412,328
*	CBRE Group, Inc., Class A	64,518	4,576,907
#*	Cushman & Wakefield PLC	76,722	886,139
#	eXp World Holdings, Inc.	16,255	214,729
#*	Five Point Holdings LLC, Class A	2,194	5,002
*	Forestar Group, Inc.	10,714	124,068
*	FRP Holdings, Inc.	513	31,103
*	Howard Hughes Corp.	5,920	363,192
*	Jones Lang LaSalle, Inc.	19,813	3,152,050
	Kennedy-Wilson Holdings, Inc.	10,259	170,402
	Marcus & Millichap, Inc.	13,033	480,136
*	Maui Land & Pineapple Co., Inc.	7,404	62,934
	Newmark Group, Inc., Class A	56,992	466,765
*	Rafael Holdings, Inc., Class B	781	1,382
	RE/MAX Holdings, Inc., Class A	6,670	129,798
	RMR Group, Inc., Class A	4,376	119,771
	St. Joe Co.	3,317	117,853

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
	Stratus Properties, Inc.	321	$9,489
*	Zillow Group, Inc., Class A	15,795	488,539
#*	Zillow Group, Inc., Class C	37,554	1,158,917

TOTAL REAL ESTATE			12,971,504

UTILITIES — (1.2%)
	American States Water Co.	12,909	1,167,748
	American Water Works Co., Inc.	39,837	5,789,910
	Atmos Energy Corp.	21,760	2,318,528
#	Avangrid, Inc.	17,764	722,640
#	Brookfield Renewable Corp., Class A	35,812	1,111,246
	California Water Service Group	20,275	1,258,266
	CenterPoint Energy, Inc.	40,900	1,170,149
	Chesapeake Utilities Corp.	3,028	376,623
	Clearway Energy, Inc., Class A	5,815	187,999
	Clearway Energy, Inc., Class C	10,478	364,006
	Consolidated Edison, Inc.	54,591	4,801,824
	Consolidated Water Co. Ltd.	2,963	54,401
	Constellation Energy Corp.	45,771	4,327,190
	Edison International	61,041	3,664,902
	Essential Utilities, Inc.	67,432	2,981,843
	Eversource Energy	73,375	5,597,045
	Exelon Corp.	136,258	5,258,196
	Genie Energy Ltd., Class B	2,902	28,353
	Global Water Resources, Inc.	1,296	16,537
#	Middlesex Water Co.	7,528	673,530
	New Jersey Resources Corp.	48,614	2,170,129
	Northwest Natural Holding Co.	11,007	529,327
	ONE Gas, Inc.	12,368	958,273
#	Ormat Technologies, Inc.	34,429	3,114,103
*	Pure Cycle Corp.	16,610	143,344
	Sempra Energy	16,874	2,546,962
	SJW Group	11,828	836,003
	South Jersey Industries, Inc.	47,947	1,662,322
	Southwest Gas Holdings, Inc.	24,550	1,793,868
	Spire, Inc.	16,540	1,154,657
#*	Sunnova Energy International, Inc.	65,670	1,217,522
	UGI Corp.	63,327	2,237,343
	Unitil Corp.	4,302	226,758
	York Water Co.	1,961	85,421

TOTAL UTILITIES			60,546,968

TOTAL COMMON STOCKS			4,851,079,519

PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	4,748	128,196

TOTAL INVESTMENT SECURITIES (Cost $3,491,306,013)			4,851,207,715

TEMPORARY CASH INVESTMENTS — (0.1%)
	State Street Institutional U.S. Government Money Market Fund 3.010%	6,913,558	6,913,558

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	7,215,491	$83,418,288

TOTAL INVESTMENTS — (100.0%) (Cost $3,581,672,113)		$4,941,539,561

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$350,131,946	—	—		$350,131,946
Consumer Discretionary	631,022,953	—	$207		631,023,160
Consumer Staples	301,386,984	—	—		301,386,984
Energy	108,289,095	—	—		108,289,095
Financials	802,761,985	—	—		802,761,985
Health Care	757,135,907	—	73,741		757,209,648
Industrials	634,225,830	—	—		634,225,830
Information Technology	1,021,876,237	—	—		1,021,876,237
Materials	170,656,162	—	—		170,656,162
Real Estate	12,971,504	—	—		12,971,504
Utilities	60,546,968	—	—		60,546,968
Preferred Stocks
Industrials	128,196	—	—		128,196
Temporary Cash Investments	6,913,558	—	—		6,913,558
Securities Lending Collateral	—	$83,418,288	—		83,418,288

TOTAL	$4,858,047,325	$83,418,288	$73,948	^	$4,941,539,561

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value†
COMMON STOCKS — (96.0%)
COMMUNICATION SERVICES — (3.7%)
*	AMC Networks, Inc., Class A	12,335	$277,661
	ATN International, Inc.	5,583	240,739
#*	Audacy, Inc., Class A	3,868	1,337
*	Ballantyne Strong, Inc.	2,277	5,715
*	Boston Omaha Corp., Class A	6,984	194,644
	Cable One, Inc.	33	28,361
*	Cars.com, Inc.	24,081	334,244
#*	comScore, Inc.	12,455	15,071
*	Consolidated Communications Holdings, Inc.	20,375	105,339
*	Cumulus Media, Inc., Class A	4,400	32,428
*	Daily Journal Corp.	335	89,864
*	DHI Group, Inc.	10,038	64,243
*	DISH Network Corp., Class A	3,510	52,334
*	EchoStar Corp., Class A	10,737	202,607
	Entravision Communications Corp., Class A	19,330	90,464
*	EW Scripps Co., Class A	18,951	268,915
#*	Frontier Communications Parent, Inc.	20,104	470,836
*	Gaia, Inc.	2,180	5,101
*	Gannett Co., Inc.	32,999	47,849
	Gray Television, Inc.	22,809	322,747
*	iHeartMedia, Inc., Class A	11,909	98,607
*	IMAX Corp.	2,710	34,498
	John Wiley & Sons, Inc., Class A	9,430	397,852
*	Lee Enterprises, Inc.	1,119	21,239
*	Liberty Latin America Ltd., Class A	11,554	89,890
*	Liberty Latin America Ltd., Class C	35,099	273,421
*	Lions Gate Entertainment Corp., Class A	20,519	165,383
*	Lions Gate Entertainment Corp., Class B	34,338	260,625
#	Lumen Technologies, Inc.	177,899	1,309,337
*	Madison Square Garden Entertainment Corp.	6,162	302,123
*	Magnite, Inc.	33,205	242,064
#	Marcus Corp.	7,922	119,147
	News Corp., Class A	67,235	1,134,254
	News Corp., Class B	32,857	562,840
	Nexstar Media Group, Inc., Class A	5,865	1,004,675
*	QuinStreet, Inc.	9,126	104,128
*	Reading International, Inc., Class A	3,100	10,881
	Saga Communications, Inc., Class A	900	20,790
	Scholastic Corp.	9,036	344,633
	Shenandoah Telecommunications Co.	11,701	265,145
	Sinclair Broadcast Group, Inc., Class A	7,164	127,591
	TEGNA, Inc.	36,705	766,400
	Telephone & Data Systems, Inc.	31,636	537,812
*	Thryv Holdings, Inc.	6,011	122,985
*	TrueCar, Inc.	26,700	48,060
*	U.S. Cellular Corp.	13,273	413,719
*	Urban One, Inc.	10,394	51,658
*	WideOpenWest, Inc.	14,036	192,434
*	Yelp, Inc.	567	21,779
*	Ziff Davis, Inc.	7,911	612,232

TOTAL COMMUNICATION SERVICES			12,506,701

CONSUMER DISCRETIONARY — (14.5%)
*	1-800-Flowers.com, Inc., Class A	4,464	32,543
#*	2U, Inc.	6,534	40,445

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Aaron’s Co., Inc.	1,083	$11,285
*	Abercrombie & Fitch Co., Class A	11,567	203,348
	Academy Sports & Outdoors, Inc.	19,783	871,046
	Acushnet Holdings Corp.	12,607	587,108
*	Adient PLC	23,278	814,264
	ADT, Inc.	37,566	317,808
*	Adtalem Global Education, Inc.	13,290	554,193
*	American Axle & Manufacturing Holdings, Inc.	35,055	339,683
	American Eagle Outfitters, Inc.	28,914	328,463
*	American Public Education, Inc.	4,851	62,141
*	America’s Car-Mart, Inc.	1,922	131,388
*	Asbury Automotive Group, Inc.	2,560	403,840
	Autoliv, Inc.	9,601	771,440
*	AutoNation, Inc.	12,131	1,289,647
*	Barnes & Noble Education, Inc.	14,129	39,420
	Bassett Furniture Industries, Inc.	2,964	53,886
*	Beazer Homes USA, Inc.	10,707	121,096
#	Big Lots, Inc.	7,200	135,864
*	Biglari Holdings, Inc., Class B	611	84,287
*	BJ’s Restaurants, Inc.	5,474	179,821
	BorgWarner, Inc.	50,820	1,907,275
	Brunswick Corp.	4,897	346,071
	Build-A-Bear Workshop, Inc.	3,093	54,406
	Caleres, Inc.	7,880	215,360
*	Capri Holdings Ltd.	13,694	625,542
#*	CarMax, Inc.	9,142	576,037
*	CarParts.com, Inc.	3,400	15,912
*	Carrols Restaurant Group, Inc.	19,900	34,825
	Cato Corp., Class A	6,492	77,320
*	Cavco Industries, Inc.	1,806	409,366
*	Century Casinos, Inc.	6,956	55,300
	Century Communities, Inc.	9,462	421,154
*	Chegg, Inc.	229	4,940
*	Chico’s FAS, Inc.	17,440	102,547
*	Children’s Place, Inc.	2,553	103,345
*	Chuy’s Holdings, Inc.	5,799	169,911
*	Citi Trends, Inc.	1,200	27,132
	Columbia Sportswear Co.	3,448	256,876
#*	Conn’s, Inc.	7,549	61,977
*	Container Store Group, Inc.	11,305	61,386
»††	Contra Zagg, Inc.	5,384	485
*	Cooper-Standard Holdings, Inc.	5,005	47,548
	Culp, Inc.	4,000	20,080
	Dana, Inc.	31,088	496,164
*	Delta Apparel, Inc.	2,016	30,462
#	Designer Brands, Inc., Class A	11,264	171,551
#	Dillard’s, Inc., Class A	1,830	601,686
*	Dorman Products, Inc.	6,099	497,800
#*	Duluth Holdings, Inc., Class B	9,967	86,713
	El Pollo Loco Holdings, Inc.	9,662	97,006
	Escalade, Inc.	2,840	30,842
#	Ethan Allen Interiors, Inc.	8,291	212,167
*	Fiesta Restaurant Group, Inc.	8,112	56,216
	Flexsteel Industries, Inc.	2,199	33,799
	Foot Locker, Inc.	24,682	782,419
*	Fossil Group, Inc.	14,885	63,261
#	Franchise Group, Inc.	5,888	178,701
*	Full House Resorts, Inc.	2,414	16,922
*	Funko, Inc., Class A	8,298	171,354

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Gap, Inc.	56,872	$640,947
*	Genesco, Inc.	2,881	135,522
*	G-III Apparel Group Ltd.	17,788	346,866
*	Goodyear Tire & Rubber Co.	71,124	903,275
*	GoPro, Inc., Class A	28,265	154,044
	Graham Holdings Co., Class B	1,065	664,422
*	Green Brick Partners, Inc.	12,789	295,810
	Group 1 Automotive, Inc.	4,074	704,802
	Guess?, Inc.	8,357	141,902
	Hamilton Beach Brands Holding Co., Class A	3,030	35,693
	Harley-Davidson, Inc.	21,690	932,670
#	Haverty Furniture Cos., Inc.	4,085	108,579
*	Helen of Troy Ltd.	1,087	102,852
	Hibbett, Inc.	2,907	181,455
	Hooker Furnishings Corp.	3,752	56,655
*	Hovnanian Enterprises, Inc., Class A	326	13,148
*	iRobot Corp.	6,456	364,764
	Johnson Outdoors, Inc., Class A	2,637	138,759
	KB Home	15,696	452,359
	Kohl’s Corp.	21,944	657,223
*	Lakeland Industries, Inc.	2,662	31,491
*	Lands’ End, Inc.	10,977	115,039
#*	Landsea Homes Corp.	8,705	42,306
	Laureate Education, Inc., Class A	33,957	429,216
	La-Z-Boy, Inc.	12,228	302,888
*	Lazydays Holdings, Inc.	2,255	28,030
	LCI Industries	5,011	531,717
	Lear Corp.	3,127	433,746
*	Legacy Housing Corp.	6,100	113,216
	Leggett & Platt, Inc.	2,479	83,666
*	LGI Homes, Inc.	5,479	504,342
	Lifetime Brands, Inc.	6,271	53,711
*	Lincoln Educational Services Corp.	9,167	50,877
	Lithia Motors, Inc.	5,861	1,161,357
*	LL Flooring Holdings, Inc.	7,236	60,204
	Macy’s, Inc.	55,486	1,156,883
*	Malibu Boats, Inc., Class A	3,900	206,310
*	MarineMax, Inc.	7,027	227,042
	Marriott Vacations Worldwide Corp.	699	103,284
*	MasterCraft Boat Holdings, Inc.	2,182	47,480
	MDC Holdings, Inc.	14,909	454,128
*	Modine Manufacturing Co.	14,884	266,721
*	Mohawk Industries, Inc.	10,785	1,021,879
*	Monarch Casino & Resort, Inc.	1,391	110,459
	Monro, Inc.	6,352	303,308
*	Motorcar Parts of America, Inc.	5,801	110,219
	Movado Group, Inc.	5,203	172,063
*	National Vision Holdings, Inc.	3,538	131,048
	Newell Brands, Inc.	58,985	814,583
*	ODP Corp.	12,767	505,190
#*	Ollie’s Bargain Outlet Holdings, Inc.	8,982	502,992
#*	OneWater Marine, Inc., Class A	700	23,100
	Oxford Industries, Inc.	3,028	308,038
	Patrick Industries, Inc.	6,092	278,465
#*	Penn Entertainment, Inc.	12,848	425,269
	Penske Automotive Group, Inc.	13,166	1,469,589
*	Perdoceo Education Corp.	20,573	235,149
*	Playa Hotels & Resorts NV	50,237	309,962
	PulteGroup, Inc.	48,169	1,926,278

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	PVH Corp.	11,001	$564,571
	Qurate Retail, Inc., Class A	72,568	169,809
#	Ralph Lauren Corp.	2,156	199,840
	RCI Hospitality Holdings, Inc.	1,296	109,421
	Rocky Brands, Inc.	2,089	41,122
	Shoe Carnival, Inc.	8,162	195,725
	Signet Jewelers Ltd.	9,278	605,297
*	Skechers USA, Inc., Class A	6,104	210,161
	Sonic Automotive, Inc., Class A	7,204	336,787
*	Sportsman’s Warehouse Holdings, Inc.	13,073	117,396
	Standard Motor Products, Inc.	4,873	184,833
	Steven Madden Ltd.	15,730	469,855
*	Stoneridge, Inc.	6,961	145,276
	Strategic Education, Inc.	5,746	396,474
*	Strattec Security Corp.	1,038	26,988
*	Stride, Inc.	8,373	280,579
	Superior Group of Cos., Inc.	4,197	41,634
*	Taylor Morrison Home Corp.	28,582	752,850
#	Thor Industries, Inc.	11,379	927,047
	Tilly’s, Inc., Class A	7,075	62,685
	Toll Brothers, Inc.	24,849	1,070,495
*	Topgolf Callaway Brands Corp.	5,239	98,074
#*	Traeger, Inc.	6,567	27,253
*	TravelCenters of America, Inc.	2,865	182,157
*	Tri Pointe Homes, Inc.	24,951	417,929
*	Unifi, Inc.	5,046	46,020
*	Universal Electronics, Inc.	3,964	80,905
*	Universal Technical Institute, Inc.	8,739	60,299
*	Urban Outfitters, Inc.	25,412	606,330
*	Vera Bradley, Inc.	8,847	28,753
*	VOXX International Corp.	7,772	71,891
	Weyco Group, Inc.	3,084	79,660
	Whirlpool Corp.	4,777	660,373
	Winnebago Industries, Inc.	8,637	515,543
	Wolverine World Wide, Inc.	14,167	242,681
*	Zumiez, Inc.	4,548	102,012

TOTAL CONSUMER DISCRETIONARY			48,706,591

CONSUMER STAPLES — (3.5%)
	Albertsons Cos., Inc., Class A	513	10,522
	Andersons, Inc.	10,801	380,951
*	BellRing Brands, Inc.	6,703	162,347
*	Central Garden & Pet Co.	2,933	121,045
*	Central Garden & Pet Co., Class A	9,652	377,779
*	Duckhorn Portfolio, Inc.	12,202	178,393
	Edgewell Personal Care Co.	11,700	458,523
*	Farmer Bros Co.	5,200	31,200
	Fresh Del Monte Produce, Inc.	13,068	340,814
*	Grocery Outlet Holding Corp.	6,731	232,691
*	Hain Celestial Group, Inc.	5,914	110,651
*	HF Foods Group, Inc.	4,587	21,238
*	Hostess Brands, Inc.	32,642	864,360
	Ingles Markets, Inc., Class A	3,951	372,856
	Ingredion, Inc.	4,854	432,589
	J&J Snack Foods Corp.	138	20,370
*	Landec Corp.	5,975	59,451
	Lifevantage Corp.	2,900	11,687
#	MGP Ingredients, Inc.	1,548	173,453
	Molson Coors Beverage Co., Class B	31,046	1,565,650

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Natural Grocers by Vitamin Cottage, Inc.	6,617	$76,096
*	Nature’s Sunshine Products, Inc.	5,004	42,234
	Nu Skin Enterprises, Inc., Class A	7,665	292,726
	Oil-Dri Corp. of America	2,079	61,393
*	Post Holdings, Inc.	10,729	970,116
	PriceSmart, Inc.	4,401	281,532
*	Seneca Foods Corp., Class A	1,485	93,718
*	Simply Good Foods Co.	14,276	546,771
	SpartanNash Co.	9,556	341,245
	Spectrum Brands Holdings, Inc.	8,388	387,022
*	Sprouts Farmers Market, Inc.	8,708	256,886
	Tootsie Roll Industries, Inc.	4,878	197,022
*	TreeHouse Foods, Inc.	13,420	674,221
*	U.S. Foods Holding Corp.	7,183	213,766
*	United Natural Foods, Inc.	15,347	650,866
*	USANA Health Sciences, Inc.	1,300	68,263
	Village Super Market, Inc., Class A	3,681	81,865
#	Weis Markets, Inc.	6,418	601,174
*	Whole Earth Brands, Inc.	2,362	8,149

TOTAL CONSUMER STAPLES			11,771,635

ENERGY — (4.6%)
	Archrock, Inc.	44,368	333,204
	Brigham Minerals, Inc., Class A	8,541	264,771
	ChampionX Corp.	21,666	620,081
*	Clean Energy Fuels Corp.	56,392	378,390
	CVR Energy, Inc.	9,287	362,750
	Delek U.S. Holdings, Inc.	16,672	494,491
*	Dril-Quip, Inc.	9,081	225,935
*	DTE Midstream LLC	14,168	845,830
	Enerflex Ltd.	4,434	22,924
#*	Expro Group Holdings NV	4,715	89,255
*	Forum Energy Technologies, Inc.	2,297	60,618
*	Geospace Technologies Corp.	3,758	15,182
*	Green Plains, Inc.	3,157	91,206
*	Helix Energy Solutions Group, Inc.	42,491	297,437
	Helmerich & Payne, Inc.	15,696	777,109
	HF Sinclair Corp.	30,008	1,835,589
*	Independence Contract Drilling, Inc.	2,563	11,047
*	Liberty Energy, Inc., Class A	30,240	511,358
*	Nabors Industries Ltd.	1,572	273,575
	NACCO Industries, Inc., Class A	800	45,248
*	National Energy Services Reunited Corp.	26,039	196,855
*	Natural Gas Services Group, Inc.	4,461	51,301
*	Newpark Resources, Inc.	27,372	100,182
	NOV, Inc.	56,819	1,272,746
*	Oceaneering International, Inc.	17,485	244,615
*	Oil States International, Inc.	18,990	122,865
*	Overseas Shipholding Group, Inc., Class A	4,410	12,877
	Patterson-UTI Energy, Inc.	41,922	739,923
*	PBF Energy, Inc., Class A	24,596	1,088,373
*	ProPetro Holding Corp.	26,107	309,107
*	REX American Resources Corp.	5,319	159,517
	RPC, Inc.	42,232	470,042
*	Select Energy Services, Inc., Class A	26,160	252,444
	Solaris Oilfield Infrastructure, Inc., Class A	5,772	78,615
*	TechnipFMC PLC	101,291	1,072,672
*	Tidewater, Inc.	10,315	349,678
#*	Transocean Ltd.	137,794	507,082

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	U.S. Silica Holdings, Inc.	21,830	$314,134
	World Fuel Services Corp.	18,657	475,567

TOTAL ENERGY			15,374,595

FINANCIALS — (28.4%)
	1st Source Corp.	4,113	239,212
*	Acacia Research Corp.	7,686	30,667
#	ACNB Corp.	1,459	53,385
	Affiliated Managers Group, Inc.	1,425	176,928
	Alerus Financial Corp.	4,356	97,139
	Ally Financial, Inc.	9,347	257,603
	Amalgamated Financial Corp.	6,044	138,952
	A-Mark Precious Metals, Inc.	3,702	112,578
*	Ambac Financial Group, Inc.	13,700	192,485
	Amerant Bancorp, Inc.	6,866	206,667
	American Equity Investment Life Holding Co.	23,219	1,000,274
	American National Bankshares, Inc.	2,683	98,117
	Ameris Bancorp	14,213	732,112
	Ames National Corp.	1,467	32,450
	Argo Group International Holdings Ltd.	6,054	150,563
	Arrow Financial Corp.	4,328	150,701
*	AssetMark Financial Holdings, Inc.	4,455	92,263
	Associated Banc-Corp	34,677	844,385
	Associated Capital Group, Inc., Class A	306	12,332
	Assured Guaranty Ltd.	13,118	776,454
	Atlantic Union Bankshares Corp.	17,001	587,215
*	Atlanticus Holdings Corp.	1,585	45,268
	Axis Capital Holdings Ltd.	12,332	674,190
*	Axos Financial, Inc.	7,581	295,356
	Banc of California, Inc.	16,271	271,400
	BancFirst Corp.	3,544	339,586
*	Bancorp, Inc.	4,095	112,940
	Bank of Marin Bancorp	4,948	178,623
	Bank of NT Butterfield & Son Ltd.	104	3,592
	Bank of Princeton	25	792
	Bank OZK	20,231	869,528
	BankFinancial Corp.	3,100	30,225
	BankUnited, Inc.	18,198	654,218
	Bankwell Financial Group, Inc.	1,826	55,949
	Banner Corp.	7,229	540,368
	Bar Harbor Bankshares	4,147	124,451
	Baycom Corp.	3,607	69,363
	BCB Bancorp, Inc.	5,064	99,508
	Berkshire Hills Bancorp, Inc.	12,128	354,744
#*	Blue Foundry Bancorp	1,686	20,755
	Blue Ridge Bankshares, Inc.	4,083	53,283
	BOK Financial Corp.	8,829	972,867
	Bread Financial Holdings, Inc.	10,661	384,969
*	Bridgewater Bancshares, Inc.	3,669	70,151
*	Brighthouse Financial, Inc.	15,326	874,655
	Brookline Bancorp, Inc.	19,429	267,149
	Business First Bancshares, Inc.	4,381	108,561
	Byline Bancorp, Inc.	8,049	186,093
	C&F Financial Corp.	728	41,176
	Cadence Bank	27,344	756,062
	Cambridge Bancorp	1,034	90,837
	Camden National Corp.	3,508	152,668
*	Cannae Holdings, Inc.	15,812	366,206
	Capital Bancorp, Inc.	1,866	46,053

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Capital City Bank Group, Inc.	3,510	$124,324
	Capitol Federal Financial, Inc.	31,242	255,560
	Capstar Financial Holdings, Inc.	5,544	98,018
	Carlyle Group, Inc.	3,094	87,498
*	Carter Bankshares, Inc.	5,444	97,448
	Cathay General Bancorp	15,655	713,868
	Central Pacific Financial Corp.	5,022	103,051
	Central Valley Community Bancorp	3,231	60,097
	Chemung Financial Corp.	124	5,277
	Citizens & Northern Corp.	3,770	89,651
	City Holding Co.	1,775	179,009
	Civista Bancshares, Inc.	4,388	103,996
	CNA Financial Corp.	8,369	348,987
	CNB Financial Corp.	4,649	118,178
	Codorus Valley Bancorp, Inc.	2,623	56,080
	Colony Bankcorp, Inc.	1,567	21,625
	Columbia Banking System, Inc.	17,444	583,851
	Comerica, Inc.	5,416	381,828
	Community Financial Corp.	1,752	66,226
	Community Trust Bancorp, Inc.	4,858	229,735
	ConnectOne Bancorp, Inc.	8,338	208,867
*	Consumer Portfolio Services, Inc.	5,067	32,530
#	Cowen, Inc., Class A	6,639	256,398
*	CrossFirst Bankshares, Inc.	11,531	160,396
*	Customers Bancorp, Inc.	6,900	232,461
	CVB Financial Corp.	19,055	547,260
	Dime Community Bancshares, Inc.	10,225	353,069
	Donegal Group, Inc., Class A	7,840	114,778
	Eagle Bancorp Montana, Inc.	1,400	26,096
	Eagle Bancorp, Inc.	7,269	329,140
	East West Bancorp, Inc.	1,723	123,315
	Eastern Bankshares, Inc.	3,819	73,210
*	eHealth, Inc.	454	1,217
	Employers Holdings, Inc.	5,882	256,514
*	Encore Capital Group, Inc.	5,930	301,956
*	Enova International, Inc.	7,986	299,395
*	Enstar Group Ltd.	3,041	609,781
	Enterprise Bancorp, Inc.	1,700	53,176
	Enterprise Financial Services Corp.	9,219	492,940
	Equity Bancshares, Inc., Class A	4,772	170,456
	Esquire Financial Holdings, Inc.	631	28,509
	Essent Group Ltd.	18,391	727,916
	Evans Bancorp, Inc.	1,173	42,674
	Everest Re Group Ltd.	5,145	1,660,086
*	EZCORP, Inc., Class A	16,554	159,912
#	Farmers & Merchants Bancorp, Inc.	288	8,427
	Farmers National Banc Corp.	9,510	130,667
	FB Financial Corp.	7,935	332,953
	Federal Agricultural Mortgage Corp., Class C	1,526	175,795
	Fidelity National Financial, Inc.	19,439	765,508
	Financial Institutions, Inc.	4,756	113,335
	First American Financial Corp.	17,420	877,968
	First BanCorp	36,277	572,814
	First BanCorp	8,483	378,087
	First Bancorp, Inc.	2,300	70,288
	First Bancshares, Inc.	3,864	126,507
	First Bank	5,876	92,371
	First Busey Corp.	12,334	325,741
	First Business Financial Services, Inc.	2,190	83,548

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Citizens BancShares, Inc., Class A	920	$756,350
	First Commonwealth Financial Corp.	24,194	346,942
	First Community Bankshares, Inc.	4,987	185,716
	First Community Corp.	600	11,322
	First Financial Bancorp	21,947	572,158
	First Financial Corp.	1,600	77,584
	First Foundation, Inc.	13,759	219,594
	First Hawaiian, Inc.	24,348	622,822
	First Horizon Corp.	74,501	1,826,019
	First Internet Bancorp	2,790	71,675
	First Interstate BancSystem, Inc., Class A	7,999	364,834
	First Merchants Corp.	11,702	525,420
	First Mid Bancshares, Inc.	4,406	157,779
	First Northwest Bancorp	1,286	19,431
	First of Long Island Corp.	6,657	117,030
*	First Western Financial, Inc.	1,560	43,072
	Flagstar Bancorp, Inc.	11,680	452,016
	Flushing Financial Corp.	8,815	173,655
	FNB Corp.	54,788	791,687
	FS Bancorp, Inc.	2,327	67,460
	Fulton Financial Corp.	38,148	695,438
*	FVCBankcorp, Inc.	585	11,887
*	Genworth Financial, Inc., Class A	101,569	474,327
	German American Bancorp, Inc.	1,538	60,428
	Global Indemnity Group LLC, Class A	1,156	27,941
	Globe Life, Inc.	7,132	823,889
	Great Southern Bancorp, Inc.	3,335	206,703
*	Green Dot Corp., Class A	10,570	201,147
*	Greenlight Capital Re Ltd., Class A	7,969	67,258
	Guaranty Bancshares, Inc.	1,531	56,693
	Hancock Whitney Corp.	14,773	825,367
	Hanmi Financial Corp.	8,251	220,962
	HarborOne Bancorp, Inc.	13,588	206,945
	HBT Financial, Inc.	289	5,893
	Heartland Financial USA, Inc.	8,003	394,708
	Heritage Commerce Corp.	15,470	221,221
	Heritage Financial Corp.	8,665	291,924
	Hingham Institution For Savings	168	41,538
	Home Bancorp, Inc.	2,324	99,351
	Home BancShares, Inc.	18,299	466,441
	HomeStreet, Inc.	3,600	93,456
	Hope Bancorp, Inc.	30,038	407,616
	Horace Mann Educators Corp.	10,597	418,158
	Horizon Bancorp, Inc.	12,039	179,501
	Independent Bank Corp.	5,287	460,022
	Independent Bank Corp.	6,289	145,465
	Independent Bank Group, Inc.	10,491	661,877
	International Bancshares Corp.	13,830	685,968
#	Invesco Ltd.	76,526	1,172,378
	Investar Holding Corp.	2,815	60,635
	Investors Title Co.	193	28,361
	Jackson Financial, Inc., Class A	5,513	211,479
	James River Group Holdings Ltd.	6,984	176,486
	Janus Henderson Group PLC	22,016	501,304
	Jefferies Financial Group, Inc.	36,640	1,260,782
	Kearny Financial Corp.	20,045	203,256
	Kemper Corp.	12,078	575,758
	Lakeland Bancorp, Inc.	15,301	285,364
	LCNB Corp.	2,465	43,409

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	LendingClub Corp.	14,337	$152,546
	Lincoln National Corp.	20,504	1,104,550
	Luther Burbank Corp.	11,664	147,316
	Macatawa Bank Corp.	10,179	109,221
	MainStreet Bancshares, Inc.	866	24,057
	Mercantile Bank Corp.	4,297	150,180
	Merchants Bancorp	7,486	179,290
#	Mercury General Corp.	10,060	291,740
	Meridian Corp.	931	28,665
	Metrocity Bankshares, Inc.	1,921	42,742
*	Metropolitan Bank Holding Corp.	1,736	114,576
	MGIC Investment Corp.	54,204	739,885
	Mid Penn Bancorp, Inc.	3,685	125,953
	Midland States Bancorp, Inc.	5,427	152,173
	MidWestOne Financial Group, Inc.	3,040	102,144
*	Mr Cooper Group, Inc.	10,331	407,971
	MVB Financial Corp.	1,763	43,652
	National Bank Holdings Corp., Class A	5,516	241,711
	National Bankshares, Inc.	833	30,529
	National Western Life Group, Inc., Class A	877	173,664
	Navient Corp.	31,054	470,158
	NBT Bancorp, Inc.	7,901	374,428
	Nelnet, Inc., Class A	6,145	547,458
#	New York Community Bancorp, Inc.	110,202	1,025,981
*	Nicolet Bankshares, Inc.	3,386	258,318
*	NMI Holdings, Inc., Class A	18,711	410,332
	Northeast Bank	2,260	95,146
	Northeast Community Bancorp, Inc.	2,108	27,741
	Northfield Bancorp, Inc.	14,286	229,147
	Northrim BanCorp, Inc.	1,300	63,349
	Northwest Bancshares, Inc.	29,297	441,213
	Norwood Financial Corp.	406	11,530
	OceanFirst Financial Corp.	14,088	318,107
*	Ocwen Financial Corp.	2,286	71,415
	OFG Bancorp	12,504	348,612
	Old National Bancorp	47,201	923,252
	Old Republic International Corp.	50,096	1,162,728
	Old Second Bancorp, Inc.	3,139	50,224
	OneMain Holdings, Inc.	15,324	590,893
	OP Bancorp	4,129	46,493
*	Oportun Financial Corp.	3,323	18,276
	Oppenheimer Holdings, Inc., Class A	2,246	77,307
	Origin Bancorp, Inc.	4,705	194,458
	Orrstown Financial Services, Inc.	3,080	81,528
	Pacific Premier Bancorp, Inc.	21,547	784,526
	PacWest Bancorp	19,983	496,777
	Park National Corp.	654	96,465
	Parke Bancorp, Inc.	1,744	37,601
	Pathward Financial, Inc.	3,311	139,161
	PCB Bancorp	2,696	49,876
	PCSB Financial Corp.	4,774	93,045
	Peapack-Gladstone Financial Corp.	4,995	197,652
	Penns Woods Bancorp, Inc.	542	13,073
	PennyMac Financial Services, Inc.	11,054	589,399
	Peoples Bancorp, Inc.	8,185	247,760
	Peoples Financial Services Corp.	1,092	60,049
	Pinnacle Financial Partners, Inc.	9,454	784,587
	Popular, Inc.	13,277	938,949
*	PRA Group, Inc.	9,411	315,268

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Preferred Bank	1,600	$122,992
	Premier Financial Corp.	8,889	256,448
	Primis Financial Corp.	6,655	85,783
	ProAssurance Corp.	13,684	303,922
*	Professional Holding Corp., Class A	2,606	70,544
*	PROG Holdings, Inc.	4,803	79,346
	Prosperity Bancshares, Inc.	16,966	1,214,257
	Provident Bancorp, Inc.	2,278	28,156
	Provident Financial Services, Inc.	17,769	398,381
	QCR Holdings, Inc.	3,000	152,130
	Radian Group, Inc.	26,144	545,625
	RBB Bancorp	4,729	106,450
	Red River Bancshares, Inc.	588	33,469
	Regional Management Corp.	2,679	90,979
	Reinsurance Group of America, Inc.	11,935	1,756,474
	RenaissanceRe Holdings Ltd.	379	58,624
	Renasant Corp.	13,888	560,659
	Republic Bancorp, Inc., Class A	3,136	145,354
#*	Republic First Bancorp, Inc.	16,007	45,300
	Richmond Mutual BanCorp, Inc.	550	7,216
	Riverview Bancorp, Inc.	4,900	33,026
	S&T Bancorp, Inc.	9,170	346,718
	Safety Insurance Group, Inc.	2,264	196,855
	Sandy Spring Bancorp, Inc.	10,388	368,151
	Seacoast Banking Corp. of Florida	6,216	192,074
*	Security National Financial Corp., Class A	2,579	16,119
	Shore Bancshares, Inc.	5,417	108,015
	Sierra Bancorp	4,635	102,202
	Simmons First National Corp., Class A	27,070	646,161
*	SiriusPoint Ltd.	37,099	238,176
	SmartFinancial, Inc.	4,132	120,820
	South Plains Financial, Inc.	3,123	97,656
*	Southern First Bancshares, Inc.	2,262	101,066
	Southern Missouri Bancorp, Inc.	1,759	90,149
	Southside Bancshares, Inc.	3,285	112,478
	SouthState Corp.	14,192	1,283,383
#	Stellar Bancorp, Inc.	13,375	439,235
	Stewart Information Services Corp.	4,960	193,242
	Stifel Financial Corp.	16,878	1,044,242
*	StoneX Group, Inc.	2,890	269,695
	Summit Financial Group, Inc.	1,562	45,407
	Synovus Financial Corp.	19,801	789,070
	Territorial Bancorp, Inc.	2,739	56,560
*	Texas Capital Bancshares, Inc.	11,335	680,100
	Timberland Bancorp, Inc.	1,300	38,506
	Tiptree, Inc.	10,446	127,232
	Tompkins Financial Corp.	1,660	137,514
	Towne Bank	16,776	552,601
*	Trean Insurance Group, Inc.	8,318	30,527
	TriCo Bancshares	5,594	323,949
	Trinity Capital, Inc.	1,953	23,280
*	Triumph Bancorp, Inc.	176	9,064
	TrustCo Bank Corp. NY	5,345	199,475
	Trustmark Corp.	14,066	514,394
	UMB Financial Corp.	2,133	177,508
	Umpqua Holdings Corp.	29,883	594,074
	United Bankshares, Inc.	22,649	959,185
	United Community Banks, Inc.	8,685	334,372
	United Fire Group, Inc.	6,394	173,277

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Unity Bancorp, Inc.	1,986	$56,919
	Universal Insurance Holdings, Inc.	8,877	89,125
	Univest Financial Corp.	8,210	231,029
	Unum Group	32,677	1,489,744
	Valley National Bancorp	70,004	830,947
	Veritex Holdings, Inc.	10,503	331,685
#	Victory Capital Holdings, Inc., Class A	1,448	41,876
	Virtus Investment Partners, Inc.	676	115,927
	Voya Financial, Inc.	16,495	1,127,598
	Walker & Dunlop, Inc.	213	19,161
	Washington Federal, Inc.	16,260	629,262
	Washington Trust Bancorp, Inc.	1,943	94,235
	Waterstone Financial, Inc.	6,614	112,306
	Webster Financial Corp.	20,046	1,087,696
	WesBanco, Inc.	13,113	530,290
	West BanCorp, Inc.	2,070	46,513
	Western Alliance Bancorp	8,942	600,634
	Western New England Bancorp, Inc.	5,200	45,500
	Westwood Holdings Group, Inc.	546	5,526
	White Mountains Insurance Group Ltd.	539	763,305
	Wintrust Financial Corp.	8,237	771,148
	WSFS Financial Corp.	13,516	629,305
	Zions Bancorp NA	10,561	548,538

TOTAL FINANCIALS			95,579,121

HEALTH CARE — (6.4%)
*	Acadia Healthcare Co., Inc.	10,810	878,853
*	Actinium Pharmaceuticals, Inc.	1,500	20,310
*	Addus HomeCare Corp.	5,195	532,072
#*	Agiliti, Inc.	6,534	114,149
*	Agios Pharmaceuticals, Inc.	9,769	269,038
#*	Akouos, Inc.	1,324	17,437
#*	Allogene Therapeutics, Inc.	14,403	148,351
*	Allscripts Healthcare Solutions, Inc.	35,681	524,511
*	Altimmune, Inc.	1,745	21,882
*	American Well Corp., Class A	20,012	81,849
*	Amneal Pharmaceuticals, Inc.	6,638	14,604
*	Amphastar Pharmaceuticals, Inc.	5,057	156,261
#*	AnaptysBio, Inc.	5,029	145,087
*	AngioDynamics, Inc.	11,516	162,260
*	ANI Pharmaceuticals, Inc.	3,937	151,929
*	Anika Therapeutics, Inc.	4,437	126,100
*	Arcus Biosciences, Inc.	6,578	167,607
*	Artivion, Inc.	5,856	65,353
*	Avanos Medical, Inc.	10,541	233,483
*	Avidity Biosciences, Inc.	5,223	74,584
*	Avita Medical, Inc.	1,845	9,022
*	Bio-Rad Laboratories, Inc., Class A	69	24,268
#*	Bioventus, Inc., Class A	1,543	12,560
*	Brookdale Senior Living, Inc.	30,008	134,136
*	Castle Biosciences, Inc.	600	15,312
*	Certara, Inc.	15,527	189,895
*	Chinook Therapeutics, Inc.	5,971	129,869
*	Collegium Pharmaceutical, Inc.	2,378	42,661
*	Computer Programs & Systems, Inc.	3,355	108,367
*	Cross Country Healthcare, Inc.	5,716	212,006
*	Cullinan Oncology, Inc.	1,861	24,454
*	Cumberland Pharmaceuticals, Inc.	6,200	15,252
*	Cymabay Therapeutics, Inc.	9,280	32,294

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	DENTSPLY SIRONA, Inc.	18,831	$580,371
*	Dyne Therapeutics, Inc.	2,148	24,487
*	Eagle Pharmaceuticals, Inc.	2,329	73,294
*	Elanco Animal Health, Inc.	54,757	722,245
*	Electromed, Inc.	666	7,073
*	Emergent BioSolutions, Inc.	9,730	202,968
	Encompass Health Corp.	4,470	243,347
*	Enhabit, Inc.	2,235	27,759
*	Enovis Corp.	11,654	576,290
*	Envista Holdings Corp.	31,343	1,034,632
*	Enzo Biochem, Inc.	10,600	22,684
*	FONAR Corp.	1,044	16,808
#*	Fulcrum Therapeutics, Inc.	1,823	10,136
#*	Fulgent Genetics, Inc.	8,076	320,052
#*	Generation Bio Co.	10,700	54,784
*	Harvard Bioscience, Inc.	6,000	16,140
*	HealthEquity, Inc.	209	16,283
*	HealthStream, Inc.	6,475	159,933
*	Heska Corp.	674	48,366
#*	ICU Medical, Inc.	95	14,099
*	Ideaya Biosciences, Inc.	6,109	103,181
#*	Immunovant, Inc.	30,410	340,592
*	Innoviva, Inc.	13,731	186,192
*	Inogen, Inc.	5,988	135,688
*	Integer Holdings Corp.	7,267	452,952
#*	Ironwood Pharmaceuticals, Inc.	6,852	74,961
*	Jounce Therapeutics, Inc.	12,002	26,164
#*	KalVista Pharmaceuticals, Inc.	2,384	12,087
*	Kodiak Sciences, Inc.	2,393	17,182
#*	Kura Oncology, Inc.	6,223	96,581
*	LENSAR, Inc.	858	4,084
*	LHC Group, Inc.	3,089	516,172
#*	LifeStance Health Group, Inc.	4,077	30,781
*	Ligand Pharmaceuticals, Inc.	2,393	209,746
*	LivaNova PLC	6,803	320,421
*	Meridian Bioscience, Inc.	5,100	163,047
*	Merit Medical Systems, Inc.	478	32,872
#	Mesa Laboratories, Inc.	603	79,723
*	Myriad Genetics, Inc.	9,702	201,220
	National HealthCare Corp.	3,886	236,735
*	Nektar Therapeutics	8,045	30,249
*	NeoGenomics, Inc.	2,632	20,016
*	Neuronetics, Inc.	4,549	15,148
*	NextCure, Inc.	8,834	22,085
*	NextGen Healthcare, Inc.	4,763	95,451
#*	Nkarta, Inc.	1,298	16,368
*	NuVasive, Inc.	773	34,113
*	Nuvation Bio, Inc.	3,493	7,685
*	Olema Pharmaceuticals, Inc.	4,664	17,537
#*	OPKO Health, Inc.	101,905	193,620
*	OraSure Technologies, Inc.	21,801	95,052
*	Organogenesis Holdings, Inc.	14,062	46,123
	Organon & Co.	933	24,426
*	Orthofix Medical, Inc.	6,032	96,874
	Owens & Minor, Inc.	13,413	228,021
	Patterson Cos., Inc.	14,679	381,214
*††	PDL BioPharma, Inc.	11,311	30,313
*	Pediatrix Medical Group, Inc.	20,028	388,543
	Perrigo Co. PLC	27,645	1,113,541

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	PetIQ, Inc.	5,025	$41,306
	Phibro Animal Health Corp., Class A	3,800	55,822
#*	Pliant Therapeutics, Inc.	874	21,736
#*	Prelude Therapeutics, Inc.	6,582	44,034
	Premier, Inc., Class A	10,380	362,054
*	Prestige Consumer Healthcare, Inc.	9,555	520,556
#	ProPhase Labs, Inc.	2,203	26,546
*	QuidelOrtho Corp.	585	52,545
*	REGENXBIO, Inc.	8,399	198,804
*	Replimune Group, Inc.	4,110	75,460
#*	Rhythm Pharmaceuticals, Inc.	3,559	89,580
*	Sage Therapeutics, Inc.	11,316	426,161
*	SeaSpine Holdings Corp.	9,393	60,397
#*	Seer, Inc.	3,331	26,082
	Select Medical Holdings Corp.	10,943	281,016
*	Supernus Pharmaceuticals, Inc.	8,821	302,296
#*	Surgery Partners, Inc.	7,983	217,058
#*	Sutro Biopharma, Inc.	13,022	95,451
*	Syneos Health, Inc.	2,924	147,311
*	Taro Pharmaceutical Industries Ltd.	7,898	236,387
*	UFP Technologies, Inc.	1,153	108,209
*	United Therapeutics Corp.	898	207,016
	Universal Health Services, Inc., Class B	16,077	1,862,842
	Utah Medical Products, Inc.	400	35,820
*	Vanda Pharmaceuticals, Inc.	18,376	192,397
#*	Varex Imaging Corp.	10,941	241,906
*	Veracyte, Inc.	12,909	259,600
	Viatris, Inc.	2,639	26,733
*	Viking Therapeutics, Inc.	15,543	63,726
*	Viracta Therapeutics, Inc.	3,338	13,118
*	Xencor, Inc.	8,458	236,824
*	XOMA Corp.	662	10,963

TOTAL HEALTH CARE			21,664,083

INDUSTRIALS — (18.6%)
*	AAR Corp.	10,315	457,161
	ABM Industries, Inc.	13,292	591,627
	ACCO Brands Corp.	23,386	107,576
	Acme United Corp.	800	19,128
	Acuity Brands, Inc.	928	170,353
*	AeroVironment, Inc.	32	2,928
	AGCO Corp.	11,093	1,377,418
	Air Lease Corp.	28,976	1,022,563
	Alamo Group, Inc.	3,304	502,472
	Albany International Corp., Class A	3,721	340,918
	Allied Motion Technologies, Inc.	4,747	160,544
	Alta Equipment Group, Inc.	7,076	86,539
	Altra Industrial Motion Corp.	15,671	942,454
	AMERCO	2,591	1,490,317
*	American Superconductor Corp.	8,401	37,973
*	American Woodmark Corp.	4,684	212,419
#*	API Group Corp.	4,801	79,168
	Apogee Enterprises, Inc.	6,087	279,272
	Applied Industrial Technologies, Inc.	1,045	129,977
	ARC Document Solutions, Inc.	15,000	36,300
	ArcBest Corp.	5,105	405,490
	Arcosa, Inc.	11,662	748,700
	Argan, Inc.	3,568	123,703
*	ASGN, Inc.	2,871	243,403

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Astec Industries, Inc.	5,036	$219,821
*	Astronics Corp.	8,264	76,525
*	Atkore, Inc.	529	50,414
*	AZEK Co., Inc.	21,815	381,981
	AZZ, Inc.	4,534	182,267
	Barnes Group, Inc.	14,139	500,096
	Barrett Business Services, Inc.	842	73,439
#*	Beacon Roofing Supply, Inc.	13,020	733,677
	BGSF, Inc.	1,600	20,112
*	BlueLinx Holdings, Inc.	2,204	155,294
	Boise Cascade Co.	9,835	656,683
	Brady Corp., Class A	7,430	339,922
*	BrightView Holdings, Inc.	27,293	243,454
*	Builders FirstSource, Inc.	26,792	1,651,995
*	CACI International, Inc., Class A	1,880	571,576
*	CBIZ, Inc.	7,321	363,414
*	CECO Environmental Corp.	12,455	147,218
*	CIRCOR International, Inc.	3,300	68,211
*	Civeo Corp.	3,828	118,668
#*	Clarivate PLC	23,812	245,978
	Columbus McKinnon Corp.	6,174	176,082
*	Commercial Vehicle Group, Inc.	8,639	43,541
*	Concrete Pumping Holdings, Inc.	11,209	71,794
*	Construction Partners, Inc., Class A	3,962	123,377
	Covenant Logistics Group, Inc.	3,467	131,191
	CRA International, Inc.	1,236	126,987
	Crane Holdings Co.	345	34,617
*	Daseke, Inc.	10,100	60,196
	Deluxe Corp.	10,895	200,250
*	Distribution Solutions Group, Inc.	1,240	37,299
*	DLH Holdings Corp.	1,750	22,785
*	Ducommun, Inc.	3,684	173,922
	Dun & Bradstreet Holdings, Inc.	9,339	120,006
*	DXP Enterprises, Inc.	4,526	129,489
*	Dycom Industries, Inc.	3,028	357,849
	Eastern Co.	1,042	21,788
	EMCOR Group, Inc.	4,542	640,876
	Encore Wire Corp.	4,821	663,321
	Enerpac Tool Group Corp.	9,065	230,342
	EnerSys	6,822	452,230
	Ennis, Inc.	8,289	187,000
	EnPro Industries, Inc.	5,896	627,924
	Esab Corp.	8,696	324,361
	ESCO Technologies, Inc.	6,001	517,106
#*	EVI Industries, Inc.	201	3,920
	Federal Signal Corp.	7,757	361,864
*	First Advantage Corp.	25,278	355,156
	Flowserve Corp.	10,350	296,838
#*	Fluor Corp.	13,263	401,338
	Fortune Brands Home & Security, Inc.	12,813	772,880
*	FTI Consulting, Inc.	2,195	341,608
*	Gates Industrial Corp. PLC	64,738	721,829
	GATX Corp.	6,688	700,300
*	Gencor Industries, Inc.	1,912	18,164
*	Gibraltar Industries, Inc.	7,051	360,165
*	GMS, Inc.	7,150	337,480
	Gorman-Rupp Co.	3,500	94,990
	Graham Corp.	3,300	29,370
	Granite Construction, Inc.	13,630	459,740

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Great Lakes Dredge & Dock Corp.	14,405	$108,902
	Greenbrier Cos., Inc.	7,960	281,068
	Griffon Corp.	9,746	313,236
*	Harsco Corp.	19,072	100,891
#*	Hayward Holdings, Inc.	28,986	268,121
	Healthcare Services Group, Inc.	13,935	194,533
	Heartland Express, Inc.	15,734	234,122
	Heidrick & Struggles International, Inc.	4,486	126,326
	Helios Technologies, Inc.	5,013	284,187
	Herc Holdings, Inc.	3,137	368,943
#*	Hertz Global Holdings, Inc.	25,571	470,506
*	Hill International, Inc.	9,621	32,423
	Hillenbrand, Inc.	12,465	550,704
	HNI Corp.	7,702	223,281
*	Hub Group, Inc., Class A	6,353	492,993
*	Hudson Global, Inc.	783	26,622
*	Hudson Technologies, Inc.	8,682	79,961
	Huntington Ingalls Industries, Inc.	1,501	385,862
	Hurco Cos., Inc.	1,672	38,707
*	Huron Consulting Group, Inc.	3,943	290,323
	Hyster-Yale Materials Handling, Inc.	2,463	71,821
	ICF International, Inc.	3,400	406,742
*	IES Holdings, Inc.	3,581	118,316
	Insteel Industries, Inc.	5,808	153,041
	Interface, Inc.	13,837	156,496
	ITT, Inc.	129	9,854
*	JELD-WEN Holding, Inc.	12,699	134,736
	Kaman Corp.	6,700	215,070
*	KAR Auction Services, Inc.	27,409	398,253
	Kelly Services, Inc., Class A	8,473	138,449
	Kennametal, Inc.	17,787	475,091
	Kimball International, Inc., Class B	11,661	86,175
*	Kirby Corp.	9,517	663,811
	Knight-Swift Transportation Holdings, Inc.	31,280	1,502,378
	Korn Ferry	8,923	496,030
*	Kratos Defense & Security Solutions, Inc.	17,442	193,257
*	LB Foster Co., Class A	2,470	24,700
	LSI Industries, Inc.	6,900	52,992
	Luxfer Holdings PLC	5,191	75,114
*	Manitowoc Co., Inc.	10,482	95,596
	ManpowerGroup, Inc.	5,231	409,797
	Marten Transport Ltd.	13,943	261,710
*	Masonite International Corp.	3,795	271,456
*	MasTec, Inc.	8,813	679,306
*	Mastech Digital, Inc.	560	8,462
*	Matrix Service Co.	9,360	45,864
	Matson, Inc.	8,290	609,978
	Matthews International Corp., Class A	9,237	248,291
	Maxar Technologies, Inc.	17,651	394,323
*	Mayville Engineering Co., Inc.	3,816	25,376
	McGrath RentCorp.	3,945	371,027
*	Mercury Systems, Inc.	10,810	523,204
	Miller Industries, Inc.	3,650	92,820
	MillerKnoll, Inc.	3,806	80,611
*	Mistras Group, Inc.	10,831	49,823
	Moog, Inc., Class A	5,428	460,023
*	MRC Global, Inc.	17,929	179,828
	Mueller Industries, Inc.	11,371	712,279
	Mueller Water Products, Inc., Class A	28,252	330,548

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	MYR Group, Inc.	2,684	$234,877
	NL Industries, Inc.	5,312	46,533
*	NN, Inc.	15,900	39,591
*	Northwest Pipe Co.	2,991	101,664
*	NOW, Inc.	32,086	408,455
*	NV5 Global, Inc.	925	134,079
	nVent Electric PLC	1,864	68,036
*	Orion Group Holdings, Inc.	9,300	21,204
	Oshkosh Corp.	775	68,200
	Owens Corning	2,592	221,901
*	PAM Transportation Services, Inc.	3,070	85,500
	Park Aerospace Corp.	4,183	52,037
	Park-Ohio Holdings Corp.	4,900	55,713
*	Parsons Corp.	8,058	377,759
*	PGT Innovations, Inc.	10,304	219,578
	Powell Industries, Inc.	3,447	85,037
	Preformed Line Products Co.	1,615	128,183
	Primoris Services Corp.	14,529	293,341
*	Proto Labs, Inc.	6,583	251,405
*	Quad/Graphics, Inc.	14,200	39,476
	Quanex Building Products Corp.	10,484	232,325
*	Radiant Logistics, Inc.	12,253	74,376
*	RCM Technologies, Inc.	1,800	31,500
	Regal Rexnord Corp.	10,346	1,309,183
*	Resideo Technologies, Inc.	32,647	771,122
	Resources Connection, Inc.	9,286	169,655
	REV Group, Inc.	16,236	223,083
	Rush Enterprises, Inc., Class A	9,068	452,403
	Rush Enterprises, Inc., Class B	2,482	133,085
	Ryder System, Inc.	7,719	621,457
	Schneider National, Inc., Class B	21,875	486,500
	Science Applications International Corp.	1,553	168,252
	Sensata Technologies Holding PLC	23,162	931,344
	Snap-on, Inc.	3,530	783,836
*	SP Plus Corp.	3,864	143,084
*	SPX Technologies, Inc.	8,015	527,708
	Standex International Corp.	2,055	203,548
	Steelcase, Inc., Class A	22,156	172,152
*	Sterling Infrastructure, Inc.	6,561	177,081
	Tennant Co.	2,977	173,410
	Terex Corp.	12,304	498,804
	Textainer Group Holdings Ltd.	13,951	417,414
*	Thermon Group Holdings, Inc.	10,515	186,746
	Timken Co.	11,600	826,964
*	Titan International, Inc.	13,128	196,395
*	Titan Machinery, Inc.	6,599	226,874
	Trinity Industries, Inc.	16,012	456,822
	Triton International Ltd.	19,941	1,210,219
*	TrueBlue, Inc.	7,589	149,200
*	TuSimple Holdings, Inc., Class A	2,101	7,206
*	Tutor Perini Corp.	14,089	104,540
#*	U.S. Xpress Enterprises, Inc., Class A	7,356	17,139
	UFP Industries, Inc.	8,350	594,770
*	Ultralife Corp.	3,073	15,211
	UniFirst Corp.	2,971	546,694
*	Univar Solutions, Inc.	24,978	636,439
	Universal Logistics Holdings, Inc.	4,902	156,864
*	V2X, Inc.	1,822	74,684
*	Veritiv Corp.	2,385	277,280

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	VSE Corp.	2,645	$122,437
	Wabash National Corp.	10,149	219,726
	Werner Enterprises, Inc.	10,575	414,540
*	WESCO International, Inc.	9,449	1,301,789
*	Willdan Group, Inc.	2,042	28,220
*	Willis Lease Finance Corp.	424	16,154

TOTAL INDUSTRIALS			62,614,286

INFORMATION TECHNOLOGY — (9.9%)
*	ACI Worldwide, Inc.	23,601	574,212
	ADTRAN Holdings, Inc.	1,111	24,953
	Advanced Energy Industries, Inc.	1,703	133,941
*	Alpha & Omega Semiconductor Ltd.	9,246	302,807
	Amdocs Ltd.	6,798	586,735
	Amkor Technology, Inc.	49,646	1,032,140
*	Amtech Systems, Inc.	4,841	44,634
*	Arrow Electronics, Inc.	15,115	1,530,545
*	AstroNova, Inc.	670	7,940
*	Asure Software, Inc.	3,988	26,321
*	Aviat Networks, Inc.	2,496	81,519
	Avnet, Inc.	20,092	807,497
*	Axcelis Technologies, Inc.	1,312	76,096
*	AXT, Inc.	13,821	62,747
	Bel Fuse, Inc., Class B	3,300	106,953
	Belden, Inc.	7,663	533,575
	Benchmark Electronics, Inc.	9,999	283,872
*	BM Technologies, Inc.	554	4,205
*	Brightcove, Inc.	4,848	32,482
*	Cantaloupe, Inc.	11,991	40,170
	Cass Information Systems, Inc.	2,569	109,902
*	CEVA, Inc.	3,493	96,616
*	ChannelAdvisor Corp.	5,593	128,863
*	Ciena Corp.	2,980	142,742
*	Cirrus Logic, Inc.	4,976	333,989
#*	Cleanspark, Inc.	2,856	9,939
	Climb Global Solutions, Inc.	390	12,250
*	Cognyte Software Ltd.	300	816
*	Coherent Corp.	2,926	98,343
*	Cohu, Inc.	11,484	378,053
*	Computer Task Group, Inc.	3,298	25,230
	Comtech Telecommunications Corp.	8,297	91,682
	Concentrix Corp.	5,459	667,254
*	Conduent, Inc.	53,617	220,902
*	Consensus Cloud Solutions, Inc.	106	5,951
	CTS Corp.	4,545	179,618
*	CyberOptics Corp.	476	25,690
*	Daktronics, Inc.	13,790	47,162
*	Digi International, Inc.	7,591	306,145
*	Diodes, Inc.	8,195	587,336
*	DXC Technology Co.	52,616	1,512,710
	Ebix, Inc.	6,392	126,498
*	ePlus, Inc.	4,302	209,593
*	EverCommerce, Inc.	5,479	47,722
*	Fabrinet	624	71,386
#*	Fastly, Inc., Class A	3,688	31,311
*	First Solar, Inc.	18,313	2,665,823
*	Flex Ltd.	57,182	1,119,624
*	FormFactor, Inc.	11,558	233,587
*	GSI Technology, Inc.	6,000	11,220

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Ichor Holdings Ltd.	6,409	$163,045
*	Immersion Corp.	2,490	13,297
	Information Services Group, Inc.	8,029	43,597
*	Insight Enterprises, Inc.	6,066	573,298
#	InterDigital, Inc.	7,386	368,340
*	inTEST Corp.	3,000	24,300
*	Intevac, Inc.	6,900	30,843
*	Issuer Direct Corp.	971	20,517
*	Iteris, Inc.	13,102	39,306
*	Itron, Inc.	8,139	397,916
	Jabil, Inc.	3,494	224,490
	Juniper Networks, Inc.	14,319	438,161
*	Kimball Electronics, Inc.	6,746	139,440
*	Knowles Corp.	18,942	260,453
#	Kulicke & Soffa Industries, Inc.	10,470	439,112
*	KVH Industries, Inc.	7,101	76,194
*	Kyndryl Holdings, Inc.	33,930	328,103
	Littelfuse, Inc.	1,727	380,372
*	LiveRamp Holdings, Inc.	10,618	194,946
*	Luna Innovations, Inc.	5,944	30,849
*	Magnachip Semiconductor Corp.	12,326	122,644
	Maximus, Inc.	8,112	500,267
*	MeridianLink, Inc.	8,775	157,950
	Methode Electronics, Inc.	9,852	406,198
	MKS Instruments, Inc.	4,790	393,498
#*	N-Able, Inc.	2,303	24,941
*	NCR Corp.	2,600	55,276
*	NETGEAR, Inc.	6,310	123,992
*	NetScout Systems, Inc.	20,522	737,150
*	ON24, Inc.	6,398	52,080
*	One Stop Systems, Inc.	3,504	11,283
*	Onto Innovation, Inc.	8,497	567,939
*	OSI Systems, Inc.	2,812	231,090
*	Paya Holdings, Inc.	2,758	22,174
	PC Connection, Inc.	7,291	387,444
	PC-Tel, Inc.	2,500	11,625
*	PFSweb, Inc.	4,885	46,749
*	Plexus Corp.	4,807	473,009
#*	Powerfleet, Inc.	3,651	9,675
*	Qorvo, Inc.	11,214	965,301
#*	Rackspace Technology, Inc.	2,610	13,442
*	Rambus, Inc.	1,618	48,799
*	Ribbon Communications, Inc.	36,242	96,041
	Richardson Electronics Ltd.	4,279	103,081
*	Rogers Corp.	2,025	476,543
*	Sanmina Corp.	15,230	853,641
	Sapiens International Corp. NV	8,127	159,858
*	ScanSource, Inc.	10,200	315,996
*	SecureWorks Corp., Class A	3,206	26,225
*	SolarWinds Corp.	28,889	269,534
*	StarTek, Inc.	2,568	9,425
*	Stratasys Ltd.	14,726	213,085
*	Super Micro Computer, Inc.	9,017	627,493
	TD SYNNEX Corp.	12,503	1,144,150
*	TTM Technologies, Inc.	25,148	385,016
#*	Turtle Beach Corp.	2,652	20,686
*	Ultra Clean Holdings, Inc.	10,664	331,757
*	Upland Software, Inc.	6,906	55,524
*	Veeco Instruments, Inc.	7,958	145,074

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Verint Systems, Inc.	10,661	$377,719
*	Viasat, Inc.	15,743	644,833
	Vishay Intertechnology, Inc.	32,864	687,186
*	Vishay Precision Group, Inc.	4,379	147,791
*	Western Digital Corp.	5,532	190,135
	Xerox Holdings Corp.	34,005	497,493

TOTAL INFORMATION TECHNOLOGY			33,118,692

MATERIALS — (4.7%)
	American Vanguard Corp.	8,342	194,118
*	Ampco-Pittsburgh Corp.	3,968	12,102
*	Arconic Corp.	23,799	494,067
	Ashland, Inc.	4,438	465,635
	Avient Corp.	4,757	164,069
*	Berry Global Group, Inc.	14,127	668,490
	Celanese Corp.	246	23,645
	Chase Corp.	1,430	134,720
*	Clearwater Paper Corp.	2,880	128,102
*	Coeur Mining, Inc.	66,036	249,616
	Commercial Metals Co.	20,044	912,002
	Element Solutions, Inc.	11,964	205,781
	Glatfelter Corp.	10,960	31,017
	Graphic Packaging Holding Co.	5,751	132,043
	Greif, Inc., Class A	5,496	363,890
	Greif, Inc., Class B	3,492	247,268
	Hawkins, Inc.	4,044	182,101
	HB Fuller Co.	9,979	695,636
	Hecla Mining Co.	139,077	635,582
	Huntsman Corp.	49,697	1,329,892
	Innospec, Inc.	4,563	456,254
*	Intrepid Potash, Inc.	2,592	117,288
	Koppers Holdings, Inc.	4,439	110,797
	Louisiana-Pacific Corp.	1,697	96,135
*	LSB Industries, Inc.	10,076	177,640
	Materion Corp.	3,648	312,670
	Mercer International, Inc.	9,826	131,865
	Minerals Technologies, Inc.	8,329	458,178
	Myers Industries, Inc.	7,578	153,758
*	Ranpak Holdings Corp.	8,004	30,415
*	Rayonier Advanced Materials, Inc.	13,298	60,506
	Reliance Steel & Aluminum Co.	9,320	1,877,794
	Royal Gold, Inc.	3,389	321,819
	Ryerson Holding Corp.	10,454	350,732
	Schnitzer Steel Industries, Inc., Class A	6,666	179,915
	Silgan Holdings, Inc.	3,864	182,999
	Sonoco Products Co.	3,584	222,495
	Steel Dynamics, Inc.	2,551	239,922
	Stepan Co.	4,070	425,071
	TriMas Corp.	6,943	158,648
	Trinseo PLC	7,769	146,213
	Westlake Corp.	3,145	303,964
	WestRock Co.	38,293	1,304,260
	Worthington Industries, Inc.	11,094	527,631

TOTAL MATERIALS			15,616,745

REAL ESTATE — (1.4%)
*	Anywhere Real Estate, Inc.	28,849	214,348
*	Cushman & Wakefield PLC	45,046	520,281

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
	Douglas Elliman, Inc.	24,062	$111,166
*	Five Point Holdings LLC, Class A	18,171	41,430
*	Forestar Group, Inc.	10,863	125,794
*	FRP Holdings, Inc.	2,454	148,786
*	Howard Hughes Corp.	10,322	633,255
*	Jones Lang LaSalle, Inc.	9,422	1,498,946
	Kennedy-Wilson Holdings, Inc.	32,550	540,655
	Marcus & Millichap, Inc.	8,730	321,613
	Newmark Group, Inc., Class A	26,430	216,462
	RE/MAX Holdings, Inc., Class A	6,394	124,427
	Stratus Properties, Inc.	1,919	56,726
*	Tejon Ranch Co.	7,622	129,117

TOTAL REAL ESTATE			4,683,006

UTILITIES — (0.3%)
	Genie Energy Ltd., Class B	5,803	56,695
	New Jersey Resources Corp.	8,285	369,843
#	Ormat Technologies, Inc.	6,513	589,101
#*	Sunnova Energy International, Inc.	3,130	58,030

TOTAL UTILITIES			1,073,669

TOTAL COMMON STOCKS Cost ($ 289,151,906)			322,709,124

TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund 3.010%	905,089	905,089

SECURITIES LENDING COLLATERAL — (3.7%)
@§	The DFA Short Term Investment Fund	1,092,833	12,634,238

TOTAL INVESTMENTS — (100.0%) (Cost $ 302,695,891)			$336,248,451

†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
»	Securities that have been fair value factored. See Note B to Financial Statements.
††	Security valued using significant unobservable inputs (Level 3).
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$12,506,701	—	—	$12,506,701
Consumer Discretionary	48,706,106	—	$485	48,706,591
Consumer Staples	11,771,635	—	—	11,771,635
Energy	15,374,595	—	—	15,374,595
Financials	95,579,121	—	—	95,579,121
Health Care	21,633,770	—	30,313	21,664,083
Industrials	62,614,286	—	—	62,614,286
Information Technology	33,118,692	—	—	33,118,692
Materials	15,616,745	—	—	15,616,745

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Real Estate	$4,683,006	—	—	$4,683,006
Utilities	1,073,669	—	—	1,073,669
Temporary Cash Investments	905,089	—	—	905,089
Securities Lending Collateral	—	$12,634,238	—	12,634,238

TOTAL	$323,583,415	$12,634,238	$30,798^	$336,248,451

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (93.8%)
AUSTRALIA — (5.2%)
*	A2B Australia Ltd.	60,856	$45,073
	Accent Group Ltd.	167,164	158,186
	Acrow Formwork & Construction Services Ltd.	28,931	9,904
#	Adairs Ltd.	62,725	85,460
*	Ainsworth Game Technology Ltd.	22,621	11,973
*	Alkane Resources Ltd.	157,526	68,925
*	Allkem Ltd.	20,125	185,948
	ALS Ltd.	159,847	1,169,284
	Altium Ltd.	41,278	932,028
#*	AMA Group Ltd.	274,682	42,775
*	AMP Ltd.	1,343,088	1,083,104
	Ampol Ltd.	146,632	2,557,527
#*	Andromeda Metals Ltd.	315,894	8,075
	APA Group	88,088	593,043
	Appen Ltd.	109,993	178,201
*	Arafura Resources Ltd.	162,252	30,695
#	ARB Corp. Ltd.	18,764	348,394
	Aristocrat Leisure Ltd.	85,539	2,030,349
	Atlas Arteria Ltd.	271,454	1,142,760
*	Audinate Group Ltd.	4,875	25,386
#*	Aurelia Metals Ltd.	392,076	26,342
*	Aussie Broadband Ltd.	250	374
	Austal Ltd.	147,496	234,835
	Austin Engineering Ltd.	59,853	13,812
	Australia & New Zealand Banking Group Ltd.	211,226	3,460,671
	Australian Ethical Investment Ltd.	23,646	69,936
	Australian Finance Group Ltd.	85,595	92,043
#*	Australian Strategic Materials Ltd.	9,362	11,827
	Australian Vintage Ltd.	75,851	31,806
#	Auswide Bank Ltd.	3,672	13,369
	Autosports Group Ltd.	7,525	9,406
#*††	AVZ Minerals Ltd.	69,347	29,084
#	Baby Bunting Group Ltd.	51,599	92,393
#	Bank of Queensland Ltd.	232,348	1,094,192
	Bapcor Ltd.	153,512	649,148
	Base Resources Ltd.	129,722	20,311
	Beacon Lighting Group Ltd.	36,860	46,480
#	Bell Financial Group Ltd.	28,791	16,949
#*	Bellevue Gold Ltd.	199,773	94,304
#*	Betmakers Technology Group Ltd.	105,163	18,459
	Blackmores Ltd.	4,840	210,349
	Brambles Ltd.	362,865	2,716,673
#	Bravura Solutions Ltd.	106,925	83,471
#	Breville Group Ltd.	40,750	516,353
#	BWX Ltd.	51,883	20,908
#*	Calix Ltd.	716	1,864
	Capitol Health Ltd.	341,460	71,985
	Capral Ltd.	4,914	24,000
*	Capricorn Metals Ltd.	84,438	183,133
#*	Carnarvon Energy Ltd.	479,687	44,457
	Carsales.com Ltd.	108,597	1,406,746
#*	Catapult Group International Ltd.	40,885	21,772
	Cedar Woods Properties Ltd.	29,993	75,777
	Challenger Ltd.	286,954	1,289,379
	Champion Iron Ltd.	205,533	618,227
#*	City Chic Collective Ltd.	55,775	46,396
#	Clinuvel Pharmaceuticals Ltd.	7,807	97,476

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Clover Corp. Ltd.	30,399	$23,029
	Cochlear Ltd.	13,629	1,741,018
#	Codan Ltd.	40,974	101,502
#*	Cogstate Ltd.	11,856	14,409
	Coles Group Ltd.	154,537	1,615,786
*††	Collection House Ltd.	24,532	0
	Collins Foods Ltd.	27,094	162,680
	Commonwealth Bank of Australia	107,971	7,239,104
	Computershare Ltd.	130,792	2,117,266
#	Corporate Travel Management Ltd.	20,967	234,089
	CSL Ltd.	36,365	6,509,895
	CSR Ltd.	221,382	655,794
	Data#3 Ltd.	58,341	257,012
*	De Grey Mining Ltd.	148,234	100,278
*	Deep Yellow Ltd.	23,568	11,868
	Deterra Royalties Ltd.	259,893	681,945
	Dicker Data Ltd.	20,846	143,670
	Domain Holdings Australia Ltd.	71,529	152,441
#	Domino’s Pizza Enterprises Ltd.	12,319	502,291
	Downer EDI Ltd.	169,956	488,443
	Eagers Automotive Ltd.	77,781	616,628
	Earlypay Ltd.	97,232	27,345
*	Eclipx Group Ltd.	234,313	280,245
	Elanor Investor Group	9,659	10,055
	Elders Ltd.	80,561	671,661
#*	Elmo Software Ltd.	1,893	5,610
	Emeco Holdings Ltd.	163,382	82,105
#*	EML Payments Ltd.	96,044	24,757
	Endeavour Group Ltd.	173,971	796,318
	Enero Group Ltd.	18,021	32,401
	EQT Holdings Ltd.	2,417	38,917
	Estia Health Ltd.	57,030	83,607
	Evolution Mining Ltd.	733,140	972,547
	Fleetwood Ltd.	63,521	69,861
#*	Flight Centre Travel Group Ltd.	25,390	270,234
	Fortescue Metals Group Ltd.	390,412	3,678,072
#*	Frontier Digital Ventures Ltd.	35,346	15,834
	Genesis Minerals Ltd.	9,517	7,001
	Genworth Mortgage Insurance Australia Ltd.	256,449	445,156
	Gold Road Resources Ltd.	384,092	331,917
	GR Engineering Services Ltd.	24,907	35,516
	GrainCorp Ltd., Class A	105,630	567,848
	Grange Resources Ltd.	114,446	45,408
	GUD Holdings Ltd.	34,808	179,036
	GWA Group Ltd.	109,455	142,104
	Hansen Technologies Ltd.	85,971	270,734
#	Harvey Norman Holdings Ltd.	166,964	444,172
#*	Hastings Technology Metals Ltd.	7,201	16,377
	Healius Ltd.	235,992	516,967
*	Hot Chili Ltd.	5,149	3,217
#	HT&E Ltd.	113,080	86,455
	HUB24 Ltd.	5,512	89,374
#	Humm Group Ltd.	144,393	44,269
	IDP Education Ltd.	61,190	1,154,459
	IGO Ltd.	109,257	1,068,527
	Iluka Resources Ltd.	71,525	396,286
	Imdex Ltd.	270,498	353,087
*	Immutep Ltd., Sponsored ADR	4,300	7,697
	Infomedia Ltd.	194,198	152,659

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Insignia Financial Ltd.	291,981	$588,605
	Insurance Australia Group Ltd.	303,201	951,730
	Integral Diagnostics Ltd.	71,344	119,977
	InvoCare Ltd.	24,160	157,996
*	ioneer Ltd.	107,905	38,242
	IPH Ltd.	92,219	586,495
	IRESS Ltd.	121,141	786,291
	IVE Group Ltd.	45,812	70,708
	James Hardie Industries PLC	116,989	2,554,219
#	JB Hi-Fi Ltd.	60,679	1,663,329
*	Jervois Global Ltd.	63,245	19,833
#	Johns Lyng Group Ltd.	60,158	250,130
	Jumbo Interactive Ltd.	3,096	26,956
#*	Kogan.com Ltd.	19,588	41,088
	Lendlease Corp. Ltd.	202,287	1,124,869
	Lifestyle Communities Ltd.	43,642	489,918
	Link Administration Holdings Ltd.	189,551	414,530
*	Liontown Resources Ltd.	99,892	120,272
*	Lottery Corp. Ltd.	796,675	2,185,573
	Lovisa Holdings Ltd.	22,573	351,428
	Lycopodium Ltd.	7,406	32,386
*	Lynas Rare Earths Ltd.	254,991	1,360,068
	MA Financial Group Ltd.	11,193	31,740
	Macmahon Holdings Ltd.	475,764	42,578
	Macquarie Group Ltd.	32,438	3,518,989
*	Macquarie Telecom Group Ltd.	2,406	87,996
	Mader Group Ltd.	4,543	10,289
	Magellan Financial Group Ltd.	48,332	306,464
	MaxiPARTS Ltd.	3,419	4,606
	McMillan Shakespeare Ltd.	53,003	444,171
#	McPherson’s Ltd.	79,250	34,463
	Medibank Pvt Ltd.	838,712	1,510,242
#*	Medical Developments International Ltd.	404	408
#*	Mesoblast Ltd.	101,712	59,460
#*	Metals X Ltd.	132,918	21,661
	Metcash Ltd.	778,919	2,044,763
	Michael Hill International Ltd.	39,511	30,497
	Mineral Resources Ltd.	52,263	2,450,182
	Monadelphous Group Ltd.	37,711	329,678
	Monash IVF Group Ltd.	94,248	56,864
#	Money3 Corp. Ltd.	62,025	77,456
	MotorCycle Holdings Ltd.	6,156	9,590
*	Mount Gibson Iron Ltd.	438,600	105,318
	Myer Holdings Ltd.	152,902	62,045
	MyState Ltd.	29,514	77,015
#*	Nanosonics Ltd.	30,069	78,820
	National Australia Bank Ltd.	241,263	5,011,525
	National Tyre & Wheel Ltd.	8,342	3,338
	Navigator Global Investments Ltd.	59,914	42,905
*	Nearmap Ltd.	53,938	70,913
	Netwealth Group Ltd.	46,866	363,956
	Newcrest Mining Ltd.	64,521	714,056
*	NEXTDC Ltd.	34,238	181,673
	nib holdings Ltd.	343,799	1,471,132
	Nick Scali Ltd.	19,461	125,333
	Nickel Industries Ltd.	145,031	67,781
	Nine Entertainment Co. Holdings Ltd.	636,454	840,511
	Northern Star Resources Ltd.	119,052	664,441
	Nufarm Ltd.	221,527	789,495

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Objective Corp. Ltd.	7,562	$71,774
#	OM Holdings Ltd.	45,803	18,475
*	Omni Bridgeway Ltd.	72,211	207,894
	oOh!media Ltd.	271,984	219,996
	Orica Ltd.	74,064	658,817
	Orora Ltd.	502,295	974,717
	OZ Minerals Ltd.	130,274	2,017,166
	Pacific Current Group Ltd.	18,366	98,601
	Pact Group Holdings Ltd.	95,712	87,806
*	Paladin Energy Ltd.	408,931	221,391
*	Panoramic Resources Ltd.	139,984	13,029
#*	Pantoro Ltd.	156,084	13,906
	Peet Ltd.	185,175	130,244
	Pendal Group Ltd.	129,815	407,756
	PeopleIN Ltd.	13,422	28,185
*	Perenti Global Ltd.	311,515	190,908
#	Perpetual Ltd.	13,323	212,304
	Perseus Mining Ltd.	524,260	610,605
*	Pilbara Minerals Ltd.	472,104	1,534,455
#	Pinnacle Investment Management Group Ltd.	21,499	111,735
	Platinum Asset Management Ltd.	231,025	264,487
#*	PointsBet Holdings Ltd.	36,380	47,351
#*	PolyNovo Ltd.	37,003	47,140
	Praemium Ltd.	78,103	41,619
	Premier Investments Ltd.	38,353	614,201
#	Pro Medicus Ltd.	28,852	1,027,921
	PSC Insurance Group Ltd.	9,476	29,092
	PWR Holdings Ltd.	14,264	91,630
	QBE Insurance Group Ltd.	257,934	2,020,903
	Ramelius Resources Ltd.	677,791	318,114
	Ramsay Health Care Ltd.	37,700	1,414,095
	REA Group Ltd.	9,821	761,185
*	ReadyTech Holdings Ltd.	14,937	30,918
	Reckon Ltd.	17,452	14,399
*	Red 5 Ltd.	262,485	26,756
#*	Redbubble Ltd.	58,802	19,312
#	Reece Ltd.	36,749	364,913
	Regis Resources Ltd.	93,785	91,442
*	Reject Shop Ltd.	6,652	19,870
	Reliance Worldwide Corp. Ltd.	245,061	503,502
#*	Resolute Mining Ltd.	173,016	22,160
*	Retail Food Group Ltd.	1,070,114	36,925
	Rio Tinto Ltd.	58,068	3,295,335
*	RPMGlobal Holdings Ltd.	20,564	24,991
	Sandfire Resources Ltd.	187,265	417,054
	SEEK Ltd.	48,455	667,025
	Servcorp Ltd.	10,583	23,111
	Service Stream Ltd.	281,340	132,166
#	Seven Group Holdings Ltd.	41,917	491,536
*	Seven West Media Ltd.	342,179	102,529
	SG Fleet Group Ltd.	36,966	47,509
	Shaver Shop Group Ltd.	14,608	10,187
#*	Sierra Rutile Holdings Ltd.	71,525	9,466
	Sigma Healthcare Ltd.	647,908	262,552
*	Silver Lake Resources Ltd.	394,518	279,380
	Sims Ltd.	116,910	914,043
	Sims Ltd., Sponsored ADR	819	6,466
	SmartGroup Corp. Ltd.	49,144	154,941
	Sonic Healthcare Ltd.	146,513	3,067,321

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Southern Cross Electrical Engineering Ltd.	30,707	$12,952
	Southern Cross Media Group Ltd.	119,462	73,768
	SRG Global Ltd.	57,132	25,511
#*	St Barbara Ltd.	589,152	191,806
#*	Starpharma Holdings Ltd.	17,455	5,972
	Steadfast Group Ltd.	328,433	1,064,039
#*	Strike Energy Ltd.	91,213	14,042
	Strike Energy Ltd.	5,664	870
	Suncorp Group Ltd.	185,373	1,356,003
#	Sunland Group Ltd.	38,677	60,716
	Super Retail Group Ltd.	66,209	435,338
	Symbio Holdings Ltd.	16,103	32,952
	Tabcorp Holdings Ltd.	783,002	483,410
	Tassal Group Ltd.	69,094	229,431
	Technology One Ltd.	177,456	1,365,170
#*	Temple & Webster Group Ltd.	13,735	48,893
#	Ten Sixty Four Ltd.	46,306	16,973
	TPG Telecom Ltd.	40,322	126,490
	Transurban Group	214,972	1,823,596
	Treasury Wine Estates Ltd.	110,055	912,001
*	Tuas Ltd.	30,977	26,063
#*	Tyro Payments Ltd.	50,610	49,407
	United Malt Grp Ltd.	55,609	110,642
	Vita Group Ltd.	82,279	5,803
Ω	Viva Energy Group Ltd.	584,084	1,060,249
#*	Webjet Ltd.	81,736	276,021
	Wesfarmers Ltd.	89,180	2,587,916
*	West African Resources Ltd.	372,394	246,576
*	Westgold Resources Ltd.	363,370	169,717
	Westpac Banking Corp.	271,811	4,197,023
	WiseTech Global Ltd.	14,639	541,394
	Woolworths Group Ltd.	119,747	2,528,791
	Worley Ltd.	156,562	1,430,055
*	Xero Ltd.	14,637	726,854

TOTAL AUSTRALIA			144,405,532

AUSTRIA — (0.3%)
	Addiko Bank AG	3,827	40,453
	ANDRITZ AG	27,149	1,261,791
Ω	BAWAG Group AG	25,921	1,251,357
	CA Immobilien Anlagen AG	8,806	278,132
*	DO & Co. AG	711	55,884
	Erste Group Bank AG	41,141	1,013,917
#*	FACC AG	2,711	17,400
	Flughafen Wien AG	1,532	47,691
*	Immofinanz AG	25,524	0
#	Lenzing AG	1,469	70,283
	Mayr Melnhof Karton AG	2,688	382,499
#	Oesterreichische Post AG	10,635	302,599
	Palfinger AG	5,570	128,706
	Porr AG	7,322	75,541
	Raiffeisen Bank International AG	45,335	630,484
#	Rosenbauer International AG	1,549	53,234
	Schoeller-Bleckmann Oilfield Equipment AG	5,380	295,951
	Strabag SE	3,689	141,641
#	UBM Development AG	2,066	57,004
	UNIQA Insurance Group AG	61,131	396,180
#	Verbund AG	9,857	772,146
	Vienna Insurance Group AG Wiener Versicherung Gruppe	16,134	360,851

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
	Wienerberger AG	13,247	$302,811
	Zumtobel Group AG	11,802	71,288

TOTAL AUSTRIA			8,007,843

BELGIUM — (1.1%)
	Ackermans & van Haaren NV	10,436	1,453,958
#	Ageas SA	65,033	2,251,324
	Anheuser-Busch InBev SA	67,658	3,384,279
*	Argenx SE, ADR	954	370,085
*	Argenx SE	2,483	964,026
	Banque Nationale de Belgique	8	6,634
	Barco NV	18,184	392,597
	Bekaert SA	19,494	543,248
#*Ω	Biocartis Group NV	1,000	1,205
	bpost SA	42,897	212,044
*	Cie d’Entreprises CFE	3,294	34,972
#	Deceuninck NV	16,709	34,009
*	Deme Group NV	3,294	366,985
	D’ieteren Group	3,780	629,098
	Econocom Group SA	103,664	281,736
#	Elia Group SA	11,919	1,506,946
#	Etablissements Franz Colruyt NV	26,865	647,557
	EVS Broadcast Equipment SA	2,905	59,372
	Fagron	26,872	334,532
*	Galapagos NV	13,731	626,272
	Gimv NV	10,069	429,884
*	Greenyard NV	5,108	33,809
	Immobel SA	3,364	137,730
	Ion Beam Applications	4,926	68,799
	Jensen-Group NV	1,531	42,695
	KBC Group NV	92,230	4,622,174
	Melexis NV	5,690	391,337
#*	Ontex Group NV	21,609	127,450
*	Orange Belgium SA	12,728	215,432
	Picanol	86	5,946
	Proximus SADP	93,963	985,082
	Recticel SA	20,914	289,012
	Roularta Media Group NV	1,354	22,280
	Shurgard Self Storage SA	9,817	427,441
	Solvay SA	11,256	1,015,751
	Telenet Group Holding NV	15,239	232,337
*	Tessenderlo Group SA	9,945	301,432
	UCB SA	25,061	1,888,792
	Umicore SA	159,203	5,248,271
	Van de Velde NV	2,854	90,051
	VGP NV	3,264	247,491

TOTAL BELGIUM			30,924,075

CANADA — (9.9%)
#*	5N Plus, Inc.	41,197	71,366
	Absolute Software Corp.	7,570	90,906
	Acadian Timber Corp.	4,200	46,490
*	Aclara Resources, Inc.	2,199	444
*	AcuityAds Holdings, Inc.	10,500	16,571
#	Aecon Group, Inc.	23,864	169,212
	AG Growth International, Inc.	5,100	130,649
#	Agnico Eagle Mines Ltd.	110,151	4,842,784
#*	Aimia, Inc.	40,723	110,599

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	AirBoss of America Corp.	10,023	$52,677
*	AKITA Drilling Ltd., Class A	5,300	7,197
	Alamos Gold, Inc., Class A	196,553	1,550,837
	Alimentation Couche-Tard, Inc.	138,139	6,185,253
#	AltaGas Ltd.	91,756	1,654,821
#	Altus Group Ltd.	9,257	328,940
	Amerigo Resources Ltd.	13,500	10,108
	Andlauer Healthcare Group, Inc.	7,898	302,737
	Andrew Peller Ltd., Class A	11,700	42,855
*	Argonaut Gold, Inc.	108,800	31,945
#*	Aritzia, Inc.	57,111	2,215,103
	Atco Ltd., Class I	26,256	815,230
*	ATS Automation Tooling Systems, Inc.	31,401	993,418
#	Aura Minerals, Inc.	2,700	20,354
*	Aurora Cannabis, Inc.	4,248	6,098
*	AutoCanada, Inc.	2,455	38,311
	B2Gold Corp.	174,975	536,624
	Badger Infrastructure Solutions Ltd.	15,535	328,181
#*	Ballard Power Systems, Inc.	37,800	214,326
#	Bank of Montreal	117,399	10,811,664
	Bank of Nova Scotia	182,557	8,822,891
	Barrick Gold Corp.	59,852	894,585
#	BCE, Inc.	100,275	4,522,410
	Bird Construction, Inc.	24,125	108,729
#*	BlackBerry Ltd.	110,181	512,928
	BMTC Group, Inc.	1,803	16,345
*	Bombardier, Inc., Class A	800	23,759
*	Bombardier, Inc., Class B	27,807	816,646
	Boralex, Inc., Class A	35,415	1,004,207
	Boyd Group Services, Inc.	5,946	846,105
	Bridgemarq Real Estate Services	1,000	10,034
	Brookfield Asset Management Reinsurance Partners Ltd., Class A	817	32,349
	Brookfield Asset Management, Inc., Class A	159,093	6,301,674
#	Brookfield Infrastructure Corp., Class A	38,240	1,649,883
#	BRP, Inc.	12,787	854,944
#*	CAE, Inc.	53,760	1,026,255
*	Calfrac Well Services Ltd.	11,600	63,690
#	Calian Group Ltd.	3,100	130,749
	Cameco Corp.	51,264	1,215,977
#	Canaccord Genuity Group, Inc.	39,923	204,545
#*	Canada Goose Holdings, Inc.	24,376	398,800
	Canadian Imperial Bank of Commerce	153,770	6,983,135
#	Canadian Tire Corp. Ltd., Class A	30,103	3,373,896
#	Canadian Utilities Ltd., Class A	42,400	1,128,198
	Canadian Western Bank	21,100	367,064
*	Canfor Pulp Products, Inc.	12,900	47,155
#*	Canopy Growth Corp.	13,391	49,948
*	Capstone Mining Corp.	66,109	153,341
	Cascades, Inc.	41,397	268,616
*	Cathedral Energy Services Ltd.	18,500	13,715
	CCL Industries, Inc., Class B	50,922	2,392,196
*	Celestica, Inc.	28,848	316,318
	Centerra Gold, Inc.	95,498	443,719
	CES Energy Solutions Corp.	159,571	336,161
*	CGI, Inc.	68,849	5,542,527
#*	Charlottes Web Holdings, Inc.	3,924	3,082
	Chesswood Group Ltd.	1,100	8,946
#	CI Financial Corp.	100,596	1,007,178
#	Cogeco Communications, Inc.	7,925	404,176

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Cogeco, Inc.	2,829	$120,482
#*	Colabor Group, Inc.	30,300	18,238
#	Colliers International Group, Inc.	8,958	841,354
	Computer Modelling Group Ltd.	44,498	176,378
	Constellation Software, Inc.	3,758	5,433,880
*	Converge Technology Solutions Corp.	28,233	115,639
*	Copper Mountain Mining Corp.	62,680	84,196
	Corby Spirit & Wine Ltd.	5,600	69,468
#	Corus Entertainment, Inc., Class B	88,190	139,178
#*	Cronos Group, Inc.	33,064	109,442
#*	Denison Mines Corp.	64,125	80,959
*	Descartes Systems Group, Inc.	14,420	995,946
*	DIRTT Environmental Solutions	19,000	7,810
	Dollarama, Inc.	53,395	3,172,698
#	Doman Building Materials Group Ltd.	38,876	157,804
#	Dorel Industries, Inc., Class B	7,028	27,677
	DREAM Unlimited Corp., Class A	20,424	372,545
	Dundee Precious Metals, Inc.	24,516	111,211
	Dynacor Group, Inc.	4,300	8,617
	ECN Capital Corp.	70,161	211,665
	E-L Financial Corp. Ltd.	600	387,566
#*	Eldorado Gold Corp.	89,365	499,395
	Element Fleet Management Corp.	211,832	2,822,146
	Empire Co. Ltd., Class A	79,878	2,052,138
#	Enbridge, Inc.	213,968	8,334,451
#	Endeavour Mining PLC	88,457	1,573,239
*	Endeavour Silver Corp.	20,104	68,432
	Enghouse Systems Ltd.	16,400	364,632
*	Ensign Energy Services, Inc.	58,169	149,014
	EQB, Inc.	10,800	382,739
#*	Equinox Gold Corp.	130,534	433,201
#*	ERO Copper Corp.	27,628	314,538
	Evertz Technologies Ltd.	10,130	87,890
	Exchange Income Corp.	900	30,058
#	Extendicare, Inc.	18,000	92,619
	Fairfax Financial Holdings Ltd.	5,275	2,590,707
#	Fiera Capital Corp.	33,139	210,897
	Finning International, Inc.	81,889	1,741,347
	Firm Capital Mortgage Investment Corp.	7,800	66,758
#	First Majestic Silver Corp.	63,052	531,379
#	First National Financial Corp.	7,443	186,847
	First Quantum Minerals Ltd.	59,713	1,053,256
	FirstService Corp.	15,852	1,981,667
*	Fission Uranium Corp.	18,500	9,641
#*	Fortuna Silver Mines, Inc.	43,768	121,742
#*	Galiano Gold, Inc.	10,852	5,337
*	GDI Integrated Facility Services, Inc.	6,500	223,386
	George Weston Ltd.	31,511	3,468,326
#	Gibson Energy, Inc.	95,742	1,633,942
	goeasy Ltd.	5,813	471,620
#*	GoldMoney, Inc.	13,300	16,499
	Great-West Lifeco, Inc.	49,101	1,136,746
*	H2O Innovation, Inc.	6,800	10,332
*	Haivision Systems, Inc.	3,000	5,880
	Hammond Power Solutions, Inc.	1,147	16,965
*	Heroux-Devtek, Inc.	10,559	97,502
#	HLS Therapeutics, Inc.	2,100	14,721
#	Home Capital Group, Inc.	21,000	406,019
	Hudbay Minerals, Inc.	93,059	353,296

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#Ω	Hydro One Ltd.	79,589	$1,995,640
*	i-80 Gold Corp.	14,411	24,118
	iA Financial Corp., Inc.	59,354	3,303,278
#*	IAMGOLD Corp.	423,840	621,492
#	IGM Financial, Inc.	40,333	1,079,711
*	Imperial Metals Corp.	2,530	4,513
	Information Services Corp.	6,943	119,152
#	Innergex Renewable Energy, Inc.	48,871	538,089
#	Intact Financial Corp.	32,373	4,919,099
*	Interfor Corp.	31,142	553,189
*	Ivanhoe Mines Ltd., Class A	29,321	203,386
Ω	Jamieson Wellness, Inc.	17,574	429,949
*	K92 Mining, Inc.	8,841	40,170
*	Karora Resources, Inc.	68,188	142,647
	K-Bro Linen, Inc.	3,622	79,493
#	Keyera Corp.	36,765	788,005
*	Kinaxis, Inc.	7,060	753,547
	Kinross Gold Corp.	479,757	1,740,380
*	Knight Therapeutics, Inc.	23,582	96,069
#	KP Tissue, Inc.	2,300	17,119
#	Labrador Iron Ore Royalty Corp.	8,900	184,487
*	Laramide Resources Ltd.	9,500	3,835
#	Laurentian Bank of Canada	19,611	437,607
	Leon’s Furniture Ltd.	14,365	179,780
#*	Lightspeed Commerce, Inc.	36,651	702,233
#	Linamar Corp.	12,776	546,826
	Loblaw Cos. Ltd.	50,857	4,166,800
	Logistec Corp., Class B	700	20,039
#*	Lucara Diamond Corp.	91,530	36,280
	Lundin Gold, Inc.	23,728	171,383
	Lundin Mining Corp.	352,498	1,847,422
#*	MAG Silver Corp.	5,500	73,095
	Magellan Aerospace Corp.	4,606	23,836
	Magna International, Inc.	64,977	3,621,151
*	Major Drilling Group International, Inc.	29,243	176,014
*	Mandalay Resources Corp.	5,600	7,029
	Martinrea International, Inc.	22,900	146,744
#	Maverix Metals, Inc.	13,364	42,631
*	MDA Ltd.	2,473	12,144
	Melcor Developments Ltd.	5,400	42,372
#	Metro, Inc.	62,868	3,293,476
	Morguard Corp.	1,153	94,781
*	Mountain Province Diamonds, Inc.	5,600	3,124
	MTY Food Group, Inc.	4,607	186,730
#	Mullen Group Ltd.	27,221	273,539
#	National Bank of Canada	128,460	8,746,614
	Neighbourly Pharmacy, Inc.	1,400	23,851
	Neo Performance Materials, Inc.	5,900	46,079
*	New Gold, Inc.	225,998	204,043
#	NFI Group, Inc.	20,078	129,692
	North American Construction Group Ltd.	22,994	286,045
#	North West Co., Inc.	25,905	674,080
	Northland Power, Inc.	31,455	915,239
#*	Novagold Resources, Inc.	8,500	39,355
	Nutrien Ltd.	29,107	2,459,542
*Ω	Nuvei Corp.	6,114	183,886
*	OceanaGold Corp.	263,630	383,152
	Open Text Corp.	100,600	2,912,509
#*	Organigram Holdings, Inc.	42,683	43,537

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Osisko Gold Royalties Ltd.	104,394	$1,120,836
*	Osisko Mining, Inc.	20,728	43,210
#	Pan American Silver Corp.	87,655	1,400,638
	Parkland Corp.	132,034	2,669,077
	Pason Systems, Inc.	41,730	443,229
	Pembina Pipeline Corp.	36,424	1,202,356
	PHX Energy Services Corp.	29,100	178,784
*	Pieridae Energy Ltd.	12,000	11,363
*	Pipestone Energy Corp.	11,500	34,694
	Polaris Renewable Energy, Inc.	11,000	134,033
#	Pollard Banknote Ltd.	1,829	22,434
*	Precision Drilling Corp.	5,953	439,487
#	Premium Brands Holdings Corp.	10,726	632,766
	Pulse Seismic, Inc.	6,600	9,059
#	Quarterhill, Inc.	53,700	65,827
	Quebecor, Inc., Class B	74,238	1,399,370
#*	Real Matters, Inc.	22,026	74,695
*	Recipe Unlimited Corp.	4,869	74,053
#	Restaurant Brands International, Inc.	40,158	2,384,826
	Richelieu Hardware Ltd.	27,450	736,849
	Ritchie Bros Auctioneers, Inc.	42,186	2,756,002
	Rogers Communications, Inc.,Class B	94,888	3,950,414
#	Rogers Sugar, Inc.	23,843	104,833
	Royal Bank of Canada	234,028	21,647,064
#	Russel Metals, Inc.	31,041	642,990
*	Sabina Gold & Silver Corp.	80,544	65,625
	Sandstorm Gold Ltd.	47,969	236,799
#	Savaria Corp.	11,100	105,920
*	Seabridge Gold, Inc.	9,303	99,542
	Secure Energy Services, Inc.	139,240	730,771
	Shaw Communications, Inc.,Class B	164,143	4,216,625
*	ShawCor Ltd.	46,654	340,398
#*	Shopify, Inc.,Class A	53,650	1,836,609
#	Sienna Senior Living, Inc.	7,800	67,273
*	Sierra Wireless, Inc.	7,059	209,597
Ω	Sleep Country Canada Holdings, Inc.	16,805	276,558
#	SNC-Lavalin Group, Inc.	79,915	1,383,782
*	SNDL, Inc.	4,981	12,253
	Softchoice Corp.	1,533	19,658
#Ω	Spin Master Corp.	23,665	731,307
	Sprott, Inc.	3,670	131,825
	SSR Mining, Inc.	63,365	874,437
#	Stantec, Inc.	41,412	2,026,181
#	Stella-Jones, Inc.	32,643	983,112
*	Steppe Gold Ltd.	5,600	4,152
	Sun Life Financial, Inc.	116,781	4,957,769
#	Superior Plus Corp.	53,476	406,659
	Supremex, Inc.	7,100	24,390
	Sylogist Ltd.	2,300	9,792
*	Taiga Building Products Ltd.	5,000	9,175
#*	Taseko Mines Ltd.	75,600	84,875
	TECSYS, Inc.	1,764	38,689
	TELUS Corp.	9,416	196,635
	TELUS Corp.	13,558	283,127
*	TELUS International CDA, Inc.	5,315	132,237
	TerraVest Industries, Inc.	7,060	122,819
	TFI International, Inc.	20,011	1,821,533
	Thomson Reuters Corp.	13,358	1,419,694
	Tidewater Midstream & Infrastructure Ltd.	113,657	95,941

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Timbercreek Financial Corp.	34,530	$194,910
	TMX Group Ltd.	1,500	144,214
*	Torex Gold Resources, Inc.	32,393	220,653
	Toromont Industries Ltd.	33,520	2,576,096
	Toronto-Dominion Bank	199,369	12,758,489
	Total Energy Services, Inc.	28,970	166,715
#	Transcontinental, Inc., Class A	50,726	578,992
*	Trican Well Service Ltd.	127,154	337,870
#	Tricon Residential, Inc.	82,799	697,730
	Triple Flag Precious Metals Corp.	1,100	12,321
*	Trisura Group Ltd.	8,300	241,442
*	Turquoise Hill Resources Ltd.	40,199	1,131,074
#*	Uni-Select, Inc.	14,819	401,925
*	Viemed Healthcare, Inc.	5,336	34,951
*	Vitalhub Corp.	5,100	8,835
	Wajax Corp.	10,700	144,829
*	Wall Financial Corp.	300	3,000
*	Wesdome Gold Mines Ltd.	57,851	346,932
	West Fraser Timber Co. Ltd.	48,704	3,656,619
	Western Forest Products, Inc.	192,961	174,215
#	Wheaton Precious Metals Corp.	61,224	2,001,413
*	WildBrain Ltd.	18,132	27,550
	Winpak Ltd.	11,100	338,292
#	WSP Global, Inc.	27,168	3,339,091
	Yamana Gold, Inc.	478,723	2,099,128
	Yellow Pages Ltd.	4,252	42,197

TOTAL CANADA			278,728,792

CHINA — (0.0%)
Ω	BOC Aviation Ltd	98,800	661,163
	China Gold International Resources Corp. Ltd.	34,632	80,075
	Fountain SET Holdings Ltd.	74,000	7,069
*††	Hanfeng Evergreen, Inc.	2,300	0

TOTAL CHINA			748,307

DENMARK — (3.2%)
*	ALK-Abello AS	42,500	702,689
	Alm Brand AS	365,365	499,315
#	Ambu AS, Class B	15,902	177,846
#*	Bang & Olufsen AS	44,123	51,311
*	Bavarian Nordic AS	35,084	1,116,382
*	Brodrene Hartmann AS	980	29,901
	Carlsberg AS, Class B	16,398	1,930,792
#	cBrain AS	2,697	59,002
	Chemometec AS	4,426	417,197
#	Chr Hansen Holding AS	54,234	3,012,212
	Coloplast AS, Class B	24,570	2,738,822
#	Columbus AS	33,734	30,876
	Danske Bank AS	136,081	2,195,120
*	Demant AS	39,254	1,071,919
	DSV AS	31,410	4,244,344
#	FLSmidth & Co. AS	26,410	610,422
	Fluegger Group AS	455	27,198
*	Genmab AS	4,653	1,792,371
#	GN Store Nord AS	33,366	709,072
	H Lundbeck AS	156,320	584,900
*	H Lundbeck AS, Class A	18,301	62,197
*	H+H International AS, Class B	14,247	219,739

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
#*	ISS AS	80,337	$1,475,391
*	Jyske Bank AS	21,728	1,172,642
	Matas AS	18,155	173,762
#*Ω	Netcompany Group AS	12,799	438,808
*	Nilfisk Holding AS	5,922	110,172
*	NKT AS	18,105	903,570
*Ω	NNIT AS	5,720	41,471
	North Media AS	2,886	24,714
	Novo Nordisk AS, Sponsored ADR	14,665	1,596,139
	Novo Nordisk AS, Class B	374,500	40,719,853
	Novozymes AS, Class B	50,078	2,628,622
*	NTG Nordic Transport Group AS, Class A	3,647	118,295
#Ω	Orsted AS	23,374	1,928,489
	Pandora AS	52,533	2,763,419
*	Parken Sport & Entertainment AS	758	7,418
	Per Aarsleff Holding AS	7,791	217,602
	Ringkjoebing Landbobank AS	16,997	1,848,694
	Royal Unibrew AS	18,827	1,075,477
*	RTX AS	2,621	44,181
	Schouw & Co. AS	3,035	192,556
	SimCorp AS	15,603	931,665
	Solar AS, Class B	3,891	293,434
	SP Group AS	1,655	55,867
	Spar Nord Bank AS	35,908	434,765
	Sparekassen Sjaelland-Fyn AS	4,139	95,022
	Sydbank AS	24,097	733,762
	TCM Group AS	3,151	29,810
*	Tivoli AS	528	54,665
	Topdanmark AS	25,894	1,195,089
	Tryg AS	85,977	1,859,617
	Vestas Wind Systems AS	207,431	4,089,225
#*	Zealand Pharma AS	10,485	270,044

TOTAL DENMARK			89,807,867

FINLAND — (2.0%)
	Aktia Bank Oyj	23,868	237,293
	Alandsbanken Abp, Class B	2,751	86,980
	Alma Media Oyj	15,884	131,600
	Anora Group Oyj	9,982	69,222
	Aspo Oyj	10,737	84,893
#	Bittium Oyj	1,503	5,703
	Cargotec Oyj, Class B	20,036	753,547
	Caverion Oyj	54,007	240,010
	Citycon Oyj	13,769	85,784
	Digia Oyj	6,198	36,440
	Elisa Oyj	50,698	2,450,047
Ω	Enento Group Oyj	6,936	144,027
#	Enersense International Oyj	1,285	7,611
	Fiskars Oyj Abp	6,430	92,615
	Fortum Oyj	19,000	267,411
*	F-Secure Oyj	24,898	70,412
	Glaston OYJ ABP	6,908	5,909
	Gofore Oyj	577	12,883
#	Harvia Oyj	5,142	72,947
#	Huhtamaki Oyj	51,341	1,845,163
#	Ilkka Oyj	2,760	9,855
*	Incap Oyj	1,295	19,956
	Kamux Corp.	12,213	59,068
	Kemira Oyj	51,885	685,109

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Kesko Oyj, Class A	56,954	$1,095,259
	Kesko Oyj, Class B	177,351	3,451,366
	Kojamo Oyj	27,323	355,598
	Kone Oyj, Class B	89,883	3,680,330
	Konecranes Oyj	35,033	881,445
#	Lassila & Tikanoja Oyj	26,743	262,664
	Marimekko Oyj	11,350	102,483
	Metsa Board Oyj, Class A	133	1,293
	Metsa Board Oyj, Class B	77,208	580,791
	Metso Outotec Oyj	313,768	2,381,214
	Musti Group Oyj	12,503	234,894
	Neste Oyj	102,632	4,498,202
*	NoHo Partners Oyj	1,829	11,342
	Nokia Oyj	403,954	1,795,066
	Nokian Renkaat Oyj	32,510	366,609
	Nordea Bank Abp	652,570	6,235,891
	Olvi Oyj, Class A	5,420	167,449
	Oriola Oyj, Class A	17,876	33,125
	Oriola Oyj, Class B	80,101	145,303
	Orion Oyj, Class A	10,006	458,826
	Orion Oyj, Class B	45,341	2,086,511
#	Outokumpu Oyj	172,295	691,483
	Pihlajalinna Oyj	8,421	77,750
#	Ponsse Oyj	5,991	148,854
#*	QT Group Oyj	5,361	228,970
	Raisio Oyj, Class V	66,133	128,007
	Rapala VMC Oyj	2,115	8,958
	Revenio Group Oyj	7,790	289,741
#Ω	Rovio Entertainment Oyj	19,791	112,806
	Sampo Oyj, Class A	175,524	8,026,315
	Sanoma Oyj	47,469	555,693
	Scanfil Oyj	4,207	24,399
	Stora Enso Oyj, Class R	130,082	1,696,114
	Taaleri Oyj	4,565	43,216
#	Talenom Oyj	2,789	24,832
#*	Tecnotree Oyj	22,408	12,703
	Teleste Oyj	2,478	8,763
Ω	Terveystalo Oyj	65,640	405,975
	TietoEVRY Oyj	55,831	1,330,967
	Tokmanni Group Corp.	26,169	316,413
	UPM-Kymmene Oyj	64,188	2,157,836
	Uponor Oyj	27,251	361,960
	Vaisala Oyj, Class A	9,389	365,472
	Valmet Oyj	82,825	1,883,708
#	Verkkokauppa.com Oyj	4,781	14,829
	Wartsila OYJ Abp	157,451	1,073,388
*	WithSecure Oyj	24,898	40,288
	YIT Oyj	56,931	142,765

TOTAL FINLAND			56,472,351

FRANCE — (8.7%)
	ABC arbitrage	8,971	57,964
#*	Aeroports de Paris	3,565	482,097
	Airbus SE	113,134	12,241,519
	AKWEL	2,084	30,281
Ω	ALD SA	72,736	776,026
#	Alstom SA	115,578	2,378,737
	Altamir	2,530	59,731
	Alten SA	12,171	1,421,940

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
Ω	Amundi SA	22,720	$1,071,927
	Arkema SA	29,416	2,327,924
	Assystem SA	1,932	70,857
#*	Atos SE	36,852	359,613
	Aubay	2,680	117,296
	AXA SA	348,035	8,594,682
	Axway Software SA	4,622	71,767
#	Bastide le Confort Medical	1,130	32,153
	Beneteau SA	17,564	194,649
#	Bigben Interactive	7,028	52,781
	BioMerieux	15,194	1,344,342
	BNP Paribas SA	151,420	7,100,671
	Boiron SA	1,876	85,644
#	Bonduelle SCA	4,870	56,589
	Bouygues SA	40,816	1,164,527
	Bureau Veritas SA	95,347	2,358,910
	Capgemini SE	24,016	3,935,999
#	Carrefour SA	340,347	5,478,038
#*	Casino Guichard Perrachon SA	15,160	145,815
	Catana Group	13,147	65,193
	CBo Territoria	19,983	71,094
#	Cegedim SA	4,449	68,966
*	CGG SA	495,044	420,529
#	Chargeurs SA	5,058	66,858
	Cie de Saint-Gobain	64,558	2,639,191
*	Cie des Alpes	8,863	109,244
	Cie Plastic Omnium SA	14,920	209,059
#*	Claranova SE	24,407	56,866
*	Coface SA	53,480	595,347
	Credit Agricole SA	191,991	1,742,061
	Danone SA	35,412	1,759,958
	Dassault Aviation SA	5,295	786,404
	Dassault Systemes SE	77,929	2,612,084
	Derichebourg SA	50,509	220,557
	Edenred	67,769	3,474,257
	Eiffage SA	41,730	3,773,300
	Electricite de France SA	29,906	353,188
#*Ω	Elior Group SA	49,414	109,688
	Elis SA	51,341	587,952
	Engie SA	59,288	770,350
	Equasens	1,410	99,015
	EssilorLuxottica SA	12,599	1,992,257
	Etablissements Maurel et Prom SA	18,515	83,221
*	Euroapi SA	4,142	72,481
	Eurofins Scientific SE	38,527	2,466,298
Ω	Euronext NV	30,878	1,959,791
#	Eutelsat Communications SA	104,592	1,049,910
	Exel Industries, Class A	353	13,885
*	Faurecia SE	43,818	654,104
*	Fermentalg	2,714	4,738
#	Fnac Darty SA	13,581	419,562
	Gaztransport Et Technigaz SA	13,882	1,615,011
	Getlink SE	59,236	937,379
*	GL Events	4,130	64,228
	Groupe Crit	1,898	110,426
*	Groupe Gorge SA	4,088	80,164
	Groupe SFPI	8,310	17,991
	Guerbet	1,951	33,449
	Haulotte Group SA	9,012	24,534

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Hermes International	8,129	$10,522,056
	HEXAOM	1,318	25,135
*	ID Logistics Group	749	201,228
	Imerys SA	5,808	237,731
	Infotel SA	2,578	128,910
	Ipsen SA	21,587	2,218,448
	IPSOS	21,861	1,058,230
	Jacquet Metals SACA	7,542	117,303
*	JCDecaux SE	32,150	405,905
#	Kaufman & Broad SA	11,998	291,535
	Kering SA	13,378	6,126,600
	Korian SA	17,758	167,792
Ω	La Francaise des Jeux SAEM	65,622	2,138,527
	Laurent-Perrier	972	94,723
	Lectra	10,147	324,681
	Legrand SA	41,794	3,184,896
	Linedata Services	1,111	51,602
	LISI	5,977	118,036
#	LNA Sante SA	1,459	42,533
	L’Oreal SA	50,782	15,945,760
*	Lumibird	1,274	21,008
	LVMH Moet Hennessy Louis Vuitton SE	55,094	34,764,015
#Ω	Maisons du Monde SA	14,878	145,839
	Manitou BF SA	4,378	89,335
	Manutan International	280	28,077
	Mersen SA	5,070	164,040
	Metropole Television SA	15,600	161,343
#*	Nacon SA	6,145	15,450
Ω	Neoen SA	9,845	343,395
	Nexans SA	11,733	1,095,611
	Nexity SA	29,792	596,742
#	Oeneo SA	5,443	75,312
*	OL Groupe SA	6,601	18,021
	Orange SA	977,626	9,314,735
#*	Orpea SA	8,154	66,128
	Pernod Ricard SA	14,209	2,493,838
*	Prodways Group SA	4,249	15,566
	Publicis Groupe SA	62,813	3,517,803
	Quadient SA	15,198	213,825
*††	Recylex SA	633	217
#	Remy Cointreau SA	8,886	1,359,006
*	Renault SA	71,020	2,186,649
	Rexel SA	162,157	2,893,739
	Robertet SA	61	50,827
	Rothschild & Co.	15,937	565,186
	Rubis SCA	50,344	1,143,279
	Safran SA	24,710	2,751,950
	Samse SA	200	33,687
	Sanofi	95,270	8,198,726
	Sartorius Stedim Biotech	4,372	1,387,405
	Schneider Electric SE	48,933	6,187,854
	SCOR SE	116,628	1,753,867
	SEB SA	12,412	808,041
	SES SA	165,187	1,171,663
*Ω	SMCP SA	20,526	129,025
	Societe BIC SA	10,512	603,453
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	419	35,002
	Societe Generale SA	163,487	3,749,905
	Societe pour l’Informatique Industrielle	3,552	164,533

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	SOITEC	3,847	$492,588
#*	Solocal Group	17,197	11,549
	Somfy SA	3,674	391,366
	Sopra Steria Group SACA	8,190	1,084,048
	SPIE SA	65,100	1,522,919
	Stef SA	917	73,056
	Sword Group	4,402	165,874
	Synergie SE	4,886	132,030
*	Technicolor Creative Studios SA	23,597	36,775
	Technip Energies NV	88,015	1,136,164
	Teleperformance	12,431	3,330,636
#	Television Francaise 1	33,050	209,804
	Thales SA	21,621	2,749,757
	Thermador Groupe	4,406	366,529
#	Tikehau Capital SCA	8,066	195,965
*	Touax SA	905	7,222
	Trigano SA	3,700	378,722
*	Ubisoft Entertainment SA	49,337	1,353,605
	Valeo	59,409	978,643
*	Vallourec SA	46,714	497,023
*	Vantiva SA	23,597	17,561
Ω	Verallia SA	965	27,343
	Vilmorin & Cie SA	2,737	121,271
	Vinci SA	83,652	7,699,075
	Virbac SA	1,494	366,102
	Vivendi SE	184,117	1,506,990
*	Voltalia SA	1,387	26,415
	Vranken-Pommery Monopole SA	1,133	17,808
	Wavestone	5,088	219,226
*Ω	Worldline SA	85,720	3,741,374

TOTAL FRANCE			244,776,237

GERMANY — (5.9%)
	3U Holding AG	1,542	5,986
	7C Solarparken AG	19,593	85,181
*	Aareal Bank AG	29,277	925,808
	Adesso SE	1,263	125,045
	Adidas AG	46,381	4,527,484
	AIXTRON SE	34,024	836,093
	All for One Group SE	1,306	51,256
	Allgeier SE	3,172	91,770
	Allianz SE	43,785	7,877,115
	AlzChem Group AG	138	2,264
	Amadeus Fire AG	3,458	349,005
	Aroundtown SA	417,762	828,106
	Atoss Software AG	2,495	303,775
Ω	Aumann AG	766	9,260
	Aurubis AG	16,913	1,067,215
#*Ω	Auto1 Group SE	13,499	90,787
	Basler AG	2,142	58,144
#*	Bauer AG	5,212	33,998
	Bayerische Motoren Werke AG	67,902	5,329,755
	BayWa AG	7,917	357,244
	Bechtle AG	37,350	1,290,313
	Beiersdorf AG	14,490	1,390,970
	Bertrandt AG	2,343	69,777
*	Bijou Brigitte AG	1,981	68,088
#	Bilfinger SE	13,167	366,291
#*	Borussia Dortmund GmbH & Co. KGaA	35,509	131,273

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Brenntag SE	66,847	$4,056,028
	CANCOM SE	9,579	236,715
	Carl Zeiss Meditec AG	10,553	1,277,368
#	CECONOMY AG	98,554	160,388
	CENIT AG	3,758	49,050
	Cewe Stiftung & Co. KGAA	3,729	292,099
*	Commerzbank AG	503,173	4,020,197
	CompuGroup Medical SE & Co. KgaA	13,885	438,683
	Continental AG	20,540	1,063,883
Ω	Covestro AG	110,403	3,747,741
	CropEnergies AG	7,503	119,575
*	CTS Eventim AG & Co. KGaA	22,121	1,055,979
*	Daimler Truck Holding AG	117,058	3,122,238
#*Ω	Delivery Hero SE	21,884	720,178
	Dermapharm Holding SE	3,903	148,394
	Deutsche Bank AG	170,256	1,631,053
	Deutsche Beteiligungs AG	6,612	167,558
	Deutsche Boerse AG	27,849	4,528,794
Ω	Deutsche Pfandbriefbank AG	34,408	256,275
	Deutsche Post AG	98,368	3,477,288
	Deutsche Telekom AG, Sponsored ADR	3,713	70,361
	Deutsche Telekom AG	316,047	5,965,541
#	Deutsche Wohnen SE	7,458	150,429
	Deutz AG	50,368	190,160
*	DFV Deutsche Familienversicherung AG	1,942	19,123
	DIC Asset AG	22,026	151,839
	DMG Mori AG	2,478	100,891
	Dr Hoenle AG	1,006	15,519
	Draegerwerk AG & Co. KGaA	1,079	38,956
	Duerr AG	20,859	551,360
Ω	DWS Group GmbH & Co. KGaA	12,106	327,302
	E.ON SE	1,025,295	8,585,803
	Eckert & Ziegler Strahlen- und Medizintechnik AG	1,681	66,456
	ElringKlinger AG	8,199	58,686
	Encavis AG	45,337	844,072
	Energiekontor AG	2,432	215,955
	Evonik Industries AG	55,356	1,019,752
	Fabasoft AG	1,254	22,269
	Fielmann AG	6,642	211,591
#*	flatexDEGIRO AG	13,649	119,293
	FORTEC Elektronik AG	383	9,243
*	Fraport AG Frankfurt Airport Services Worldwide	7,797	300,388
	Freenet AG	57,573	1,131,665
	Fresenius Medical Care AG & Co. KGaA	30,092	832,362
	Fresenius SE & Co. KGaA	61,621	1,418,093
	Fuchs Petrolub SE	13,122	316,377
*	Gateway Real Estate AG	354	1,476
	GEA Group AG	78,938	2,759,234
	Gesco AG	3,348	83,325
	GFT Technologies SE	9,787	319,078
*	GK Software SE	380	45,807
*	Global Fashion Group SA	4,210	7,090
	Grand City Properties SA	30,589	297,557
#	GRENKE AG	4,514	92,062
*	H&R GmbH & Co. KGaA	8,388	54,390
	Hamburger Hafen und Logistik AG	7,861	92,071
	Hannover Rueck SE	11,912	1,938,368
#	Hawesko Holding AG	1,210	47,468
#*	Heidelberger Druckmaschinen AG	91,729	126,612

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#*	HelloFresh SE	88,481	$1,768,661
	Henkel AG & Co. KGaA	13,114	769,859
	Hensoldt AG	9,473	222,567
	Hornbach Holding AG & Co. KGaA	4,575	311,857
	Hugo Boss AG	31,384	1,445,464
#*	Hypoport SE	1,058	103,341
	Indus Holding AG	10,640	209,962
	Infineon Technologies AG	119,228	2,893,123
Ω	Instone Real Estate Group SE	22,434	163,289
	IVU Traffic Technologies AG	3,842	53,712
	Jenoptik AG	15,445	338,602
Ω	JOST Werke AG	5,123	218,624
	K&S AG	22,279	491,898
	KION Group AG	33,411	740,731
#	Kloeckner & Co. SE	38,915	304,983
#	Knaus Tabbert AG	712	19,412
	Knorr-Bremse AG	26,231	1,180,939
*	Koenig & Bauer AG	6,934	86,971
#	Kontron AG	12,351	178,762
	KPS AG	5,062	16,120
	Krones AG	6,004	556,051
	Lanxess AG	34,586	1,169,621
	Leifheit AG	3,048	43,274
#*	Leoni AG	6,219	43,771
*	LPKF Laser & Electronics AG	2,487	24,028
*	Manz AG	596	15,609
*	Medios AG	1,717	31,693
	Mercedes-Benz Group AG	184,475	10,677,699
*	METRO AG	84,789	646,803
	MLP SE	30,396	141,160
	MTU Aero Engines AG	12,792	2,289,233
#	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,614	4,121,717
	Mutares SE & Co. KGaA	3,415	60,028
#*	Nagarro SE	3,729	370,972
	Nemetschek SE	27,022	1,288,327
	New Work SE	1,058	132,550
	Nexus AG	4,699	252,008
#*	Nordex SE	51,446	479,588
	Norma Group SE	6,035	95,671
	OHB SE	2,457	68,927
	PATRIZIA SE	9,522	69,887
	Pfeiffer Vacuum Technology AG	1,776	250,894
	PNE AG	7,350	139,885
	ProSiebenSat.1 Media SE	117,178	796,296
	PSI Software AG	3,733	85,326
#	Puma SE	49,199	2,175,129
*	QIAGEN NV	71,453	3,106,109
#	Rational AG	3,119	1,758,181
	Rheinmetall AG	16,355	2,658,532
	RTL Group SA	23,010	781,096
	SAF-Holland SE	21,483	159,037
	SAP SE, Sponsored ADR	1,458	140,056
	SAP SE	79,831	7,683,954
Ω	Scout24 SE	19,707	1,009,885
	Secunet Security Networks AG	707	155,085
#*Ω	Shop Apotheke Europe NV	497	20,581
	Siemens AG	84,373	9,214,287
#*	Siemens Energy AG	155,244	1,809,775
Ω	Siemens Healthineers AG	26,737	1,224,890

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Sixt SE	7,230	$678,128
#*	SMA Solar Technology AG	983	47,558
#	Software AG	29,565	646,793
	Stabilus SE	10,627	582,995
	Stemmer Imaging AG	242	6,684
	STRATEC SE	4,619	387,204
	Stroeer SE & Co. KGaA	12,716	518,417
#	SUESS MicroTec SE	7,059	79,802
	Surteco Group SE	706	13,324
	Symrise AG	20,855	2,128,722
	TAG Immobilien AG	58,868	368,679
#	Takkt AG	14,419	186,741
*	Talanx AG	17,641	662,496
*Ω	TeamViewer AG	75,681	726,764
	Technotrans SE	943	23,724
	Telefonica Deutschland Holding AG	368,740	803,447
*	thyssenkrupp AG	70,329	370,207
	United Internet AG	55,803	1,043,129
#*	va-Q-tec AG	818	10,499
#	Varta AG	6,336	169,796
	VERBIO Vereinigte BioEnergie AG	13,879	1,093,292
*	Vitesco Technologies Group AG, Class A	4,912	262,834
	Vonovia SE	36,435	805,605
	Vossloh AG	3,530	126,674
	Wacker Chemie AG	8,157	949,682
	Wacker Neuson SE	12,326	194,326
	Washtec AG	4,114	154,506
#*	Westwing Group SE	3,418	23,218
	Wuestenrot & Wuerttembergische AG	16,757	236,418
#*Ω	Zalando SE	17,332	399,471
	Zeal Network SE	3,022	76,300

TOTAL GERMANY			166,483,438

HONG KONG — (1.4%)
	AIA Group Ltd.	1,762,200	13,348,295
*	Aidigong Maternal & Child Health Ltd.	266,000	13,376
	Analogue Holdings Ltd.	192,000	27,169
	APAC Resources Ltd.	80,000	10,370
*	Apollo Future Mobility Group Ltd.	1,728,000	46,219
*	Asia Standard International Group Ltd.	80,000	3,870
	Asiasec Properties Ltd.	17,000	443
	ASMPT Ltd.	81,800	449,941
	Best Mart 360 Holdings Ltd.	48,000	12,482
	BOC Hong Kong Holdings Ltd.	337,000	1,047,162
	BOCOM International Holdings Co. Ltd.	343,000	17,279
	Bright Smart Securities & Commodities Group Ltd.	54,000	7,568
††	Brightoil Petroleum Holdings Ltd.	229,000	8,206
Ω	Budweiser Brewing Co. APAC Ltd.	105,300	221,627
	Chen Hsong Holdings	46,000	9,089
	China Motor Bus Co. Ltd.	1,000	8,412
*	China Star Entertainment Ltd.	130,000	12,256
#*	China Strategic Holdings Ltd.	10,625,000	31,229
*	Chinese Estates Holdings Ltd.	140,000	25,334
	Chow Sang Sang Holdings International Ltd.	197,000	181,684
	Chow Tai Fook Jewellery Group Ltd.	554,000	948,490
	Chuang’s China Investments Ltd.	190,000	5,879
	Chuang’s Consortium International Ltd.	92,000	8,838
	CITIC Telecom International Holdings Ltd.	444,000	131,227
	CK Asset Holdings Ltd.	299,823	1,657,591

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	CMBC Capital Holdings Ltd.	52,250	$10,256
*	C-Mer Eye Care Holdings Ltd.	148,000	61,323
	Convenience Retail Asia Ltd.	114,000	10,891
#††	Convoy, Inc.	528,000	2,105
*	Cowell e Holdings, Inc.	28,000	34,259
Ω	Crystal International Group Ltd.	149,500	38,119
	CSI Properties Ltd.	2,220,000	33,144
*††	CW Group Holdings Ltd.	85,500	0
	Dah Sing Banking Group Ltd.	108,000	64,396
	Dah Sing Financial Holdings Ltd.	43,600	86,276
	Dickson Concepts International Ltd.	63,000	26,057
*	Digital Domain Holdings Ltd.	290,000	10,175
	Dynamic Holdings Ltd.	12,000	9,920
	EC Healthcare	204,000	105,230
	Emperor International Holdings Ltd.	402,000	25,634
	Emperor Watch & Jewellery Ltd.	490,000	7,121
*	ENM Holdings Ltd.	376,000	17,001
*	Esprit Holdings Ltd.	843,100	65,448
	EuroEyes International Eye Clinic Ltd., Class C	26,000	14,476
	Far East Consortium International Ltd.	478,897	107,917
*Ω	FIT Hon Teng Ltd.	288,000	33,708
	FSE Lifestyle Services Ltd.	67,000	38,500
*	Fullwealth International Group Holdings Ltd.	48,000	11,305
	Giordano International Ltd.	560,000	92,790
	Glorious Sun Enterprises Ltd.	129,000	11,008
*	Gold Fin Holdings	44,000	0
	Great Eagle Holdings Ltd.	113,693	208,500
*	Greentech Technology International Ltd.	432,000	25,886
	G-Resources Group Ltd.	130,050	32,891
	Guoco Group Ltd.	10,000	87,832
*	Haitong International Securities Group Ltd.	1,166,383	84,651
	Hang Lung Group Ltd.	128,000	166,027
	Hang Lung Properties Ltd.	338,000	425,192
	Hang Seng Bank Ltd.	73,900	1,040,348
	Hanison Construction Holdings Ltd.	89,806	11,218
	Henderson Land Development Co. Ltd.	211,740	518,395
	HKBN Ltd.	247,500	167,160
	HKR International Ltd.	371,600	93,258
	HKT Trust & HKT Ltd.	2,415	2,731
	Hon Kwok Land Investment Co. Ltd.	26,000	6,247
	Hong Kong Exchanges & Clearing Ltd.	106,900	2,837,511
	Hong Kong Ferry Holdings Co. Ltd.	111,000	84,988
	Hong Kong Technology Venture Co. Ltd.	190,000	99,298
	Hongkong Chinese Ltd.	58,000	3,543
Ω	Honma Golf Ltd.	11,500	4,834
*	Hypebeast Ltd.	210,000	12,987
	Hysan Development Co. Ltd.	106,000	231,037
*	IGG, Inc.	570,000	148,188
*	Imagi International Holdings Ltd.	56,000	2,264
Ω	Impro Precision Industries Ltd.	96,000	24,942
	International Housewares Retail Co. Ltd.	169,000	56,014
	ITC Properties Group Ltd.	49,758	5,969
	K Wah International Holdings Ltd.	572,000	160,187
	Karrie International Holdings Ltd.	132,000	20,016
	Kerry Logistics Network Ltd.	128,000	203,181
	Kerry Properties Ltd.	250,500	396,262
	Kowloon Development Co. Ltd.	234,000	207,650
*	Lai Sun Development Co. Ltd.	55,350	21,885
*	Lifestyle International Holdings Ltd.	133,000	78,859

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Liu Chong Hing Investment Ltd.	96,000	$82,620
	L’Occitane International SA	248,500	610,122
	Luk Fook Holdings International Ltd.	167,000	362,789
	Lung Kee Bermuda Holdings	44,000	13,431
	Man Wah Holdings Ltd.	421,200	235,022
	MECOM Power & Construction Ltd.	576,500	117,611
*	Midland Holdings Ltd.	251,026	16,959
	Modern Dental Group Ltd.	116,000	24,103
	MTR Corp. Ltd.	79,500	349,815
*	NagaCorp Ltd.	373,657	170,400
	New World Development Co. Ltd.	334,000	683,188
*††	NewOcean Energy Holdings Ltd.	550,000	2,053
	NWS Holdings Ltd.	428,242	303,688
	Oriental Watch Holdings	142,476	61,004
*	Pacific Century Premium Developments Ltd.	162,000	6,099
	Pacific Textiles Holdings Ltd.	354,000	105,556
	PC Partner Group Ltd.	50,000	23,897
	Pentamaster International Ltd.	126,000	11,560
	Perfect Medical Health Management Ltd.	183,000	64,844
	Pico Far East Holdings Ltd.	406,000	55,316
	Playmates Holdings Ltd.	90,000	6,422
	Playmates Toys Ltd.	96,000	7,108
	Plover Bay Technologies Ltd.	80,000	18,669
	Power Assets Holdings Ltd.	201,500	963,482
	Prada SpA	152,700	695,678
*	PT International Development Co. Ltd.	390,000	8,861
#*	Sa Sa International Holdings Ltd.	278,000	29,404
*Ω	Samsonite International SA	578,700	1,243,306
	SEA Holdings Ltd.	29,170	12,503
	Singamas Container Holdings Ltd.	276,000	21,090
	Sino Land Co. Ltd.	604,534	645,531
	Soundwill Holdings Ltd.	11,500	9,163
*	Space Group Holdings Ltd.	22,500	9,890
#	Sun Hung Kai & Co. Ltd.	89,000	31,079
	Sun Hung Kai Properties Ltd.	153,707	1,651,784
*	Suncorp Technologies Ltd.	290,000	12,161
	Swire Properties Ltd.	92,400	177,585
#	TAI Cheung Holdings Ltd.	170,000	85,612
	Tai Hing Group Holdings Ltd.	112,000	10,985
	Techtronic Industries Co. Ltd.	304,000	2,878,505
*	Television Broadcasts Ltd.	118,200	40,709
	Texhong Textile Group Ltd.	104,000	66,982
*	TOM Group Ltd.	360,000	29,583
	Town Health International Medical Group Ltd.	952,000	43,238
	Tradelink Electronic Commerce Ltd.	224,000	21,094
	United Laboratories International Holdings Ltd.	252,000	105,619
	Value Partners Group Ltd.	528,000	125,761
	VSTECS Holdings Ltd.	330,400	158,864
	VTech Holdings Ltd.	48,500	258,176
	Wai Kee Holdings Ltd.	120,000	23,986
	Wang On Group Ltd.	2,940,000	16,121
	Wharf Real Estate Investment Co. Ltd.	230,000	906,214
#	Wing Tai Properties Ltd.	18,000	7,864
*	Xingye Alloy Materials Group Ltd.	73,000	10,702
	YTO Express Holdings Ltd.	82,000	18,417
*	Yunfeng Financial Group Ltd.	28,000	3,143
#*	Zensun Enterprises Ltd.	299,999	44,300
*	Zhaobangji Properties Holdings Ltd.	376,000	17,947

TOTAL HONG KONG			40,338,661

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
IRELAND — (0.5%)
	AIB Group PLC	344,279	$995,969
	Bank of Ireland Group PLC	414,757	2,986,508
	Cairn Homes PLC	358,413	347,008
	FBD Holdings PLC	11,875	118,016
*	Flutter Entertainment PLC	24,914	3,292,897
*Ω	Glenveagh Properties PLC	277,630	271,568
	Kingspan Group PLC	23,921	1,206,018
*	Permanent TSB Group Holdings PLC	23,545	39,204
	Smurfit Kappa Group PLC	126,941	4,202,121

TOTAL IRELAND			13,459,309

ISRAEL — (0.8%)
*	Abra Information Technologies Ltd.	8,194	9,366
	Afcon Holdings Ltd.	885	41,828
	AFI Properties Ltd.	6,869	205,921
	Africa Israel Residences Ltd.	1,238	49,682
*	Airport City Ltd.	19,752	327,036
*	Allot Ltd.	5,136	20,236
	Alony Hetz Properties & Investments Ltd.	43,397	509,013
	Amot Investments Ltd.	24,401	147,607
	Arad Ltd.	4,385	56,214
	Ashtrom Group Ltd.	8,956	194,922
	AudioCodes Ltd.	13,805	278,171
	Automatic Bank Services Ltd.	3,721	16,635
*	Avgol Industries 1953 Ltd.	36,631	21,642
*	Ayalon Holdings Ltd.	3,614	18,611
	Azorim-Investment Development & Construction Co. Ltd.	25,722	89,503
	Azrieli Group Ltd.	2,180	161,506
	Bank Leumi Le-Israel BM	257,471	2,456,207
*	Bet Shemesh Engines Holdings 1997 Ltd.	2,007	48,254
	Bezeq The Israeli Telecommunication Corp. Ltd.	421,125	745,490
	Big Shopping Centers Ltd.	1,907	213,833
	Blue Square Real Estate Ltd.	1,779	118,123
	Carasso Motors Ltd.	14,778	92,778
	Castro Model Ltd.	1,314	31,980
*	Clal Insurance Enterprises Holdings Ltd.	26,674	460,299
*	Compugen Ltd.	6,256	5,631
	Danel Adir Yeoshua Ltd.	2,392	277,248
	Delek Automotive Systems Ltd.	26,090	335,937
	Delta Galil Industries Ltd.	5,707	258,388
	Delta Israel Brands Ltd.	1,130	20,054
	Dor Alon Energy in Israel 1988 Ltd.	2,113	73,088
	Duniec Brothers Ltd.	1,663	86,073
#	E&M Computing Ltd.	5,670	14,126
	Elbit Systems Ltd.	1,879	380,948
	Electra Consumer Products 1970 Ltd.	2,703	93,559
	Electra Ltd.	772	449,198
	Electra Real Estate Ltd.	5,625	69,064
*	Ellomay Capital Ltd.	1,542	28,758
	Energix-Renewable Energies Ltd.	63,381	221,274
*	Enlight Renewable Energy Ltd.	243,676	493,514
	FMS Enterprises Migun Ltd.	2,021	66,987
	Formula Systems 1985 Ltd.	2,359	191,473
	Formula Systems 1985 Ltd., Sponsored ADR	1,529	124,598
	Fox Wizel Ltd.	3,912	476,910
	Gav-Yam Lands Corp. Ltd.	23,616	200,294
*	Gilat Satellite Networks Ltd.	12,151	72,903
*	Hagag Group Real Estate Development	10,016	54,524
	Hamat Group Ltd.	6,948	57,688

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Harel Insurance Investments & Financial Services Ltd.	57,285	$551,424
	Hilan Ltd.	3,413	178,716
#*	Hiper Global Ltd.	5,670	24,967
	ICL Group Ltd.	52,753	475,705
	IDI Insurance Co. Ltd.	4,324	115,473
	IES Holdings Ltd.	1,083	75,723
	Ilex Medical Ltd.	2,010	50,920
	Infinya Ltd.	1,439	139,007
	Inrom Construction Industries Ltd.	35,497	144,882
	Isracard Ltd.	85,561	252,992
	Israel Canada T.R Ltd.	37,256	107,402
	Israel Land Development - Urban Renewal Ltd.	1,926	25,025
	Isras Investment Co. Ltd.	699	131,614
*	Kamada Ltd.	6,587	29,934
	Kerur Holdings Ltd.	1,061	22,953
	Klil Industries Ltd.	267	22,311
	M Yochananof & Sons Ltd.	2,246	132,223
	Magic Software Enterprises Ltd.	22,797	357,416
	Malam - Team Ltd.	2,870	65,234
	Matrix IT Ltd.	13,031	281,111
#	Maytronics Ltd.	9,928	107,049
	Mega Or Holdings Ltd.	7,709	224,140
	Melisron Ltd.	3,104	230,297
*	Menora Mivtachim Holdings Ltd.	10,987	223,884
	Meshulam Levinstein Contracting & Engineering Ltd.	498	46,344
	Migdal Insurance & Financial Holdings Ltd.	177,504	212,913
#	Mivne Real Estate KD Ltd.	124,198	386,140
	Mivtach Shamir Holdings Ltd.	1,600	38,089
*	Netanel Group Ltd.	2,330	6,918
*	Nice Ltd.	528	99,512
#*	Nice Ltd., Sponsored ADR	4,410	837,415
*	Nova Ltd.	3,694	270,349
	Novolog Ltd.	129,670	107,104
*	NR Spuntech Industries Ltd.	3,315	3,657
	Oil Refineries Ltd.	888,828	331,013
	One Software Technologies Ltd.	14,338	198,487
	Palram Industries 1990 Ltd.	1,658	16,235
*	Paz Oil Co. Ltd.	6,520	778,952
	Peninsula Group Ltd.	14,086	7,464
*	Perion Network Ltd.	8,697	199,496
	Phoenix Holdings Ltd.	88,490	958,535
	Plasson Industries Ltd.	1,135	55,323
	Pluri, Inc.	5,947	4,073
	Prashkovsky Investments & Construction Ltd.	4,675	112,265
*	Priortech Ltd.	1,051	19,328
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,808	264,079
	Rani Zim Shopping Centers Ltd.	15,393	20,782
	Rapac Communication & Infrastructure Ltd.	1,869	18,464
	Raval Ics Ltd.	4,981	5,284
	Retailors Ltd.	1,812	34,851
	S.R Accord Ltd.	1,571	21,187
	Sano-Brunos Enterprises Ltd.	978	67,730
	Scope Metals Group Ltd.	3,768	169,086
	Shapir Engineering & Industry Ltd.	30,132	248,234
*	Shikun & Binui Ltd.	39,892	158,353
	Shufersal Ltd.	63,751	435,199
	Strauss Group Ltd.	3,900	97,568
	Summit Real Estate Holdings Ltd.	10,702	149,124
#	Suny Cellular Communication Ltd.	47,494	23,784

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Tadiran Group Ltd.	1,256	$170,191
	Tel Aviv Stock Exchange Ltd.	12,321	72,609
	Telsys Ltd.	479	22,356
*	Tera Light Ltd.	10,987	18,269
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	85,723	764,649
	Tiv Taam Holdings 1 Ltd.	19,821	41,673
*	Victory Supermarket Chain Ltd.	3,518	44,645
	YD More Investments Ltd.	3,684	10,545
	YH Dimri Construction & Development Ltd.	3,362	204,408

TOTAL ISRAEL			22,090,178

ITALY — (2.0%)
	A2A SpA	262,801	291,404
	ACEA SpA	32,542	410,045
#*	Aeffe SpA	9,974	12,323
	Amplifon SpA	72,785	1,808,267
Ω	Anima Holding SpA	94,319	292,122
	Arnoldo Mondadori Editore SpA	81,401	137,161
	Ascopiave SpA	41,478	98,132
	Assicurazioni Generali SpA	264,946	3,976,071
*	Autogrill SpA	6,905	43,161
	Autostrade Meridionali SpA	304	11,112
#	Avio SpA	4,827	53,903
	Azimut Holding SpA	68,448	1,102,154
	Banca Generali SpA	30,800	920,725
	Banca IFIS SpA	9,820	115,954
	Banca Mediolanum SpA	84,430	631,697
*	Banca Monte dei Paschi di Siena SpA	5	9
	BasicNet SpA	14,461	70,356
	Be Shaping The Future SpA	21,403	72,759
#	BF SpA	3,496	12,432
Ω	BFF Bank SpA	37,643	265,555
	Biesse SpA	1,076	12,959
	BPER Banca	452,881	837,964
	Brunello Cucinelli SpA	13,124	760,744
	Cairo Communication SpA	40,575	65,951
Ω	Carel Industries SpA	17,287	376,524
*	CIR SpA-Compagnie Industriali	136,243	57,521
	CNH Industrial NV	340,447	4,409,995
	Credito Emiliano SpA	22,111	131,097
*	d’Amico International Shipping SA	252,305	72,535
	Danieli & C Officine Meccaniche SpA	10,707	147,066
	Danieli & C Officine Meccaniche SpA	3,303	67,416
	Davide Campari-Milano NV	73,443	659,542
	De’ Longhi SpA	17,554	302,873
	DiaSorin SpA	4,286	560,333
	Digital Bros SpA	2,171	51,161
	Elica SpA	6,100	16,206
	Emak SpA	29,507	31,520
Ω	Enav SpA	38,380	148,417
	Enel SpA	517,680	2,312,656
	ERG SpA	578	18,130
	Esprinet SpA	14,964	99,680
#*	Eurotech SpA	3,709	11,470
#	Exprivia SpA	5,998	8,050
	Ferrari NV	19,385	3,817,578
	Fila SpA	4,512	30,760
#*	Fincantieri SpA	63,031	32,046
	FinecoBank Banca Fineco SpA	224,304	3,022,628

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
*	FNM SpA	43,781	$19,903
*	Garofalo Health Care SpA	1,780	7,071
	Gefran SpA	856	7,183
#*	Geox SpA	18,566	14,791
	Gruppo MutuiOnline SpA	7,943	175,682
#*Ω	GVS SpA	11,366	58,313
	Hera SpA	415,497	989,997
	IMMSI SpA	84,339	33,096
	Interpump Group SpA	7,956	308,020
	Intesa Sanpaolo SpA	2,052,231	3,912,634
	Italgas SpA	274,328	1,413,406
	Italmobiliare SpA	3,302	84,410
*	Iveco Group NV	71,673	387,297
	IVS Group SA	5,951	22,526
#*	Juventus Football Club SpA	144,287	39,393
#*	KME Group SpA	109,260	60,287
	Leonardo SpA	146,882	1,180,063
	LU-VE SpA	2,541	51,994
#	Maire Tecnimont SpA	67,483	209,386
	Mediobanca Banca di Credito Finanziario SpA	233,950	2,119,490
#	MFE-MediaForEurope NV, Class A	649,476	227,839
#	MFE-MediaForEurope NV, Class A	134,065	66,958
	Moncler SpA	57,345	2,474,104
*	Newlat Food SpA	4,999	22,518
#*Ω	Nexi SpA	92,074	796,024
	Openjobmetis SpA agenzia per il lavoro	1,095	8,457
Ω	OVS SpA	142,296	265,647
	Pharmanutra SpA	1,465	98,178
	Piaggio & CSpA	84,642	217,458
Ω	Piovan SpA	2,340	18,010
#	Prima Industrie SpA	1,531	37,343
	Prysmian SpA	47,146	1,534,513
	Recordati Industria Chimica e Farmaceutica SpA	25,432	955,518
	Reply SpA	6,739	733,025
	Rizzoli Corriere Della Sera Mediagroup SpA	61,164	41,089
#	SAES Getters SpA	1,290	27,807
	SAES Getters SpA	1,885	28,524
*	Safilo Group SpA	45,604	64,360
#	Salvatore Ferragamo SpA	17,294	254,205
	Sanlorenzo SpA/Ameglia	1,559	50,009
*	Saras SpA	71,739	86,704
	Sesa SpA	4,695	508,452
	SIT SpA	806	4,864
	Snam SpA	421,782	1,875,458
	SOL SpA	2,612	46,985
*	Spaxs SpA	6,912	47,007
	Tamburi Investment Partners SpA	25,548	179,646
Ω	Technogym SpA	47,176	324,335
#*	Telecom Italia SpA	1,921,018	375,831
*	Telecom Italia SpA	1,068,081	204,164
*	Telecom Italia SpA, Sponsored ADR	6,420	12,455
	Tenaris SA	200	3,130
#	Tenaris SA, Sponsored ADR	35,980	1,130,492
	Terna - Rete Elettrica Nazionale	145,334	963,806
	Tinexta SpA	8,563	172,387
*	TXT e-solutions SpA	2,388	28,937
#Ω	Unieuro SpA	9,248	99,810
	Unipol Gruppo SpA	168,219	723,986
	UnipolSai Assicurazioni SpA	160,989	362,994

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
#	Webuild SpA	12,528	$17,048
#	Zignago Vetro SpA	2,782	35,025

TOTAL ITALY			54,608,208

JAPAN — (20.2%)
	&Do Holdings Co. Ltd.	2,700	15,946
	77 Bank Ltd.	13,800	167,230
	A&D HOLON Holdings Co. Ltd.	8,800	54,162
	ABC-Mart, Inc.	6,200	276,351
*	Access Co. Ltd.	14,500	76,523
#	Accrete, Inc.	1,700	27,120
	Achilles Corp.	7,700	71,021
#	AD Works Group Co. Ltd.	7,600	8,323
	Adastria Co. Ltd.	11,900	161,603
	ADEKA Corp.	50,300	752,006
	Ad-sol Nissin Corp.	3,900	40,002
	Adtec Plasma Technology Co. Ltd.	2,400	24,989
	Advan Group Co. Ltd.	6,400	37,708
#	Advance Create Co. Ltd.	4,300	28,944
*	Advanced Media, Inc.	6,100	40,057
	Advantest Corp.	43,600	2,295,172
	Aeon Co. Ltd.	107,799	2,010,514
	Aeon Delight Co. Ltd.	9,800	195,881
#	Aeon Fantasy Co. Ltd.	2,500	49,555
	AEON Financial Service Co. Ltd.	31,600	309,257
#	Aeon Hokkaido Corp.	10,000	79,012
	Aeon Kyushu Co. Ltd.	1,900	28,981
	Agro-Kanesho Co. Ltd.	4,400	40,044
	AGS Corp.	1,600	6,609
	Ai Holdings Corp.	7,600	112,499
	Aica Kogyo Co. Ltd.	11,300	242,866
	Aichi Corp.	13,000	69,026
	Aichi Financial Group, Inc.	2,898	37,030
	Aichi Steel Corp.	4,500	62,932
	Aichi Tokei Denki Co. Ltd.	3,600	31,434
	Aida Engineering Ltd.	26,500	153,963
	Aiful Corp.	56,900	154,971
	Aiming, Inc.	17,200	34,818
	Ain Holdings, Inc.	9,800	411,697
	Aiphone Co. Ltd.	3,600	48,445
	Air Water, Inc.	97,400	1,087,453
	Airport Facilities Co. Ltd.	7,900	28,412
#	Airtech Japan Ltd.	2,700	20,337
#*	Airtrip Corp.	5,500	91,716
	Aisan Industry Co. Ltd.	14,500	68,728
	AIT Corp.	8,400	85,069
	Ajis Co. Ltd.	2,400	32,158
	Akatsuki Corp.	6,800	14,503
	Akatsuki, Inc.	2,500	36,318
*	Akebono Brake Industry Co. Ltd.	30,700	35,909
	Albis Co. Ltd.	3,200	49,570
	Alfresa Holdings Corp.	96,100	1,106,387
#	Alinco, Inc.	5,700	37,971
	Alleanza Holdings Co. Ltd.	5,900	37,705
*	Allied Architects, Inc.	2,700	19,172
*	Allied Telesis Holdings KK	16,600	10,265
#	Alpen Co. Ltd.	6,900	93,776
	Alpha Systems, Inc.	300	8,659
*	AlphaPolis Co. Ltd.	800	12,269

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Alps Alpine Co. Ltd.	48,616	$417,639
	Alps Logistics Co. Ltd.	4,700	34,654
	Altech Corp.	13,900	187,537
	Amada Co. Ltd.	114,800	807,454
	Amano Corp.	12,900	220,750
	Amiyaki Tei Co. Ltd.	1,600	31,292
	Amvis Holdings, Inc.	4,800	92,786
#	Anabuki Kosan, Inc.	2,300	29,980
	Anest Iwata Corp.	17,000	101,965
	Anicom Holdings, Inc.	16,100	64,326
	Anritsu Corp.	52,000	523,373
	AOKI Holdings, Inc.	10,100	48,818
	Aoyama Trading Co. Ltd.	17,800	124,172
	Aoyama Zaisan Networks Co. Ltd.	15,000	92,633
	Aozora Bank Ltd.	21,700	373,278
	Arakawa Chemical Industries Ltd.	9,100	57,883
	Arata Corp.	6,200	171,187
#	Arcland Service Holdings Co. Ltd.	3,700	54,237
	Arcs Co. Ltd.	17,923	238,900
#	Ardepro Co. Ltd.	8,330	23,430
	Arealink Co. Ltd.	5,400	68,518
	Argo Graphics, Inc.	4,700	122,405
	Artiza Networks, Inc.	1,900	13,263
	Artnature, Inc.	6,400	33,169
#*	Aruhi Corp.	19,100	179,436
	As One Corp.	9,000	383,782
	Asahi Broadcasting Group Holdings Corp.	4,000	16,674
	Asahi Co. Ltd.	6,200	53,897
	Asahi Diamond Industrial Co. Ltd.	14,700	73,427
	Asahi Group Holdings Ltd.	53,500	1,496,969
	Asahi Holdings, Inc.	61,000	777,952
	Asahi Intelligence Service Co. Ltd.	700	5,139
	Asahi Kasei Corp.	604,300	3,874,719
#	Asahi Kogyosha Co. Ltd.	5,600	77,154
	Asahi Net, Inc.	7,400	30,104
	ASAHI YUKIZAI Corp.	9,500	152,537
	Asanuma Corp.	5,000	91,986
	Asax Co. Ltd.	1,700	6,681
	Asia Pile Holdings Corp.	700	2,374
	Asics Corp.	53,600	821,352
	ASKA Pharmaceutical Holdings Co. Ltd.	7,300	57,460
	ASKUL Corp.	21,200	221,406
	Astellas Pharma, Inc.	116,800	1,611,628
#	Astena Holdings Co. Ltd.	18,000	50,790
	Asteria Corp.	5,900	32,333
	Asti Corp.	500	6,879
#	Atled Corp.	1,000	10,285
*	Atrae, Inc.	5,600	57,724
*	Atsugi Co. Ltd.	7,800	19,395
	Aucnet, Inc.	5,500	82,671
	Autobacs Seven Co. Ltd.	46,000	437,535
#	Aval Data Corp.	2,000	33,005
	Avant Group Corp.	8,900	88,283
	Avantia Co. Ltd.	5,600	29,292
	Awa Bank Ltd.	8,100	101,824
	Axial Retailing, Inc.	7,600	173,069
	Azbil Corp.	26,000	706,567
#	AZ-COM MARUWA Holdings, Inc.	9,400	89,315
	Bandai Namco Holdings, Inc.	31,900	2,108,682

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Bando Chemical Industries Ltd.	8,500	$60,402
	Bank of Iwate Ltd.	2,400	28,957
	Bank of Kyoto Ltd.	10,800	389,187
#	Bank of Nagoya Ltd.	800	16,388
	Bank of the Ryukyus Ltd.	9,300	48,657
#	Baroque Japan Ltd.	6,000	31,821
	Base Co. Ltd.	1,000	28,709
	BayCurrent Consulting, Inc.	52,000	1,458,973
	Beaglee, Inc.	1,200	11,118
	Beauty Garage, Inc.	1,900	34,340
*	Beenos, Inc.	6,500	118,134
	Belc Co. Ltd.	4,700	179,789
	Bell System24 Holdings, Inc.	19,100	177,422
	Belluna Co. Ltd.	21,500	103,613
	Benefit One, Inc.	37,600	520,163
	Benesse Holdings, Inc.	31,000	457,327
#*	Bengo4.com, Inc.	3,100	66,058
#	Bic Camera, Inc.	31,800	247,235
	BIPROGY, Inc.	42,800	924,539
	BML, Inc.	9,800	221,533
	Bookoff Group Holdings Ltd.	2,900	22,234
	Bourbon Corp.	1,800	25,450
#	BP Castrol KK	3,700	23,911
	Br Holdings Corp.	17,400	40,590
*	BrainPad, Inc.	7,200	43,765
	Broadband Tower, Inc.	8,200	9,523
	Broadleaf Co. Ltd.	38,700	141,779
	Broccoli Co. Ltd.	2,300	17,553
	Brother Industries Ltd.	42,400	722,322
	Bull-Dog Sauce Co. Ltd.	1,100	12,416
	Bunka Shutter Co. Ltd.	27,200	195,572
	Business Brain Showa-Ota, Inc.	4,200	42,394
#	Business Engineering Corp.	2,400	33,508
	BuySell Technologies Co. Ltd.	500	20,865
	C Uyemura & Co. Ltd.	7,300	333,881
	CAC Holdings Corp.	5,100	51,570
	Calbee, Inc.	21,100	423,836
	Canare Electric Co. Ltd.	1,800	16,813
	Canon Marketing Japan, Inc.	17,700	373,505
	Canon, Inc., Sponsored ADR	14,250	302,242
#	Canon, Inc.	41,700	883,935
	Capcom Co. Ltd.	38,600	1,073,657
	Careerlink Co. Ltd.	4,900	79,673
#	Carenet, Inc.	13,100	120,049
	Carlit Holdings Co. Ltd.	10,600	48,982
	Carta Holdings, Inc.	3,400	38,953
	Casa, Inc.	3,100	17,640
	Casio Computer Co. Ltd.	63,800	554,533
	Cawachi Ltd.	6,000	83,040
	CDS Co. Ltd.	300	3,665
	CE Holdings Co. Ltd.	1,900	6,185
#*	CellSource Co. Ltd.	2,000	58,989
	Celsys, Inc.	12,100	63,968
	Central Automotive Products Ltd.	4,800	72,414
	Central Japan Railway Co.	8,855	1,025,201
	Central Security Patrols Co. Ltd.	3,900	67,228
	Central Sports Co. Ltd.	1,100	17,721
	Ceres, Inc.	4,600	25,871
#	Change, Inc.	6,200	82,819

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Charm Care Corp. KK	7,900	$55,770
	Chilled & Frozen Logistics Holdings Co. Ltd.	3,700	30,008
	Chino Corp.	3,100	35,724
	Chiyoda Co. Ltd.	8,300	40,944
*	Chiyoda Corp.	54,200	134,260
	Chiyoda Integre Co. Ltd.	2,700	41,593
	Chofu Seisakusho Co. Ltd.	5,400	73,745
	Chubu Shiryo Co. Ltd.	8,700	59,249
	Chudenko Corp.	14,100	194,615
	Chuetsu Pulp & Paper Co. Ltd.	3,700	23,013
	Chugai Pharmaceutical Co. Ltd.	108,800	2,521,098
	Chugai Ro Co. Ltd.	3,400	35,757
	Chugin Financial Group, Inc.	37,300	224,843
	Chugoku Marine Paints Ltd.	25,900	159,057
	Chuo Spring Co. Ltd.	3,700	17,203
	CI Takiron Corp.	29,600	102,275
	Citizen Watch Co. Ltd.	68,500	287,680
	CKD Corp.	20,800	255,098
	CK-San-Etsu Co. Ltd.	1,800	49,635
	CL Holdings, Inc., Class CL	2,400	13,812
	Cleanup Corp.	7,400	30,253
	CMIC Holdings Co. Ltd.	4,200	47,441
	Coca-Cola Bottlers Japan Holdings, Inc.	42,600	384,889
*	COLOPL, Inc.	17,600	82,898
#	Colowide Co. Ltd.	14,200	174,250
	Computer Engineering & Consulting Ltd.	10,700	112,177
	Computer Institute of Japan Ltd.	5,520	30,430
	COMSYS Holdings Corp.	55,921	916,147
	Comture Corp.	10,400	169,210
	CONEXIO Corp.	6,700	51,280
*	COOKPAD, Inc.	11,600	16,122
	Core Corp.	2,600	25,840
#	Corona Corp.	6,600	37,450
	Cosel Co. Ltd.	13,300	76,204
	Cosmos Pharmaceutical Corp.	8,500	822,075
	Cota Co. Ltd.	5,733	61,821
#	CRE, Inc.	8,400	76,842
	Create Restaurants Holdings, Inc.	24,300	153,390
	Create SD Holdings Co. Ltd.	13,100	279,072
	Creek & River Co. Ltd.	9,000	123,573
	Cresco Ltd.	7,100	82,631
*	CROOZ, Inc.	2,400	16,385
	Cross Marketing Group, Inc.	3,700	21,619
	CTI Engineering Co. Ltd.	6,700	131,582
	CTS Co. Ltd.	8,700	46,858
#	Cube System, Inc.	2,900	19,485
	Curves Holdings Co. Ltd.	10,400	60,442
	CyberAgent, Inc.	113,400	931,601
	Cyberlinks Co. Ltd.	2,900	25,723
	Cybernet Systems Co. Ltd.	7,000	49,258
	Cybozu, Inc.	11,300	144,369
	Dai Nippon Printing Co. Ltd.	20,900	418,642
	Dai Nippon Toryo Co. Ltd.	14,600	72,024
	Dai-Dan Co. Ltd.	8,700	124,102
	Daido Kogyo Co. Ltd.	3,700	17,568
	Daido Steel Co. Ltd.	13,900	360,386
	Daifuku Co. Ltd.	21,200	970,429
	Daihatsu Diesel Manufacturing Co. Ltd.	9,500	34,642
	Daihen Corp.	7,800	201,137

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daiho Corp.	5,800	$164,478
	Dai-Ichi Cutter Kogyo KK	3,000	24,442
	Daiichi Jitsugyo Co. Ltd.	3,400	89,285
#	Daiichi Kensetsu Corp.	2,300	22,426
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	9,000	76,066
	Dai-ichi Life Holdings, Inc.	138,800	2,204,525
	Daiichi Sankyo Co. Ltd.	64,200	2,055,091
	Daiken Corp.	7,000	93,725
	Daiken Medical Co. Ltd.	4,300	13,303
	Daiki Aluminium Industry Co. Ltd.	7,900	68,023
	Daikin Industries Ltd.	33,000	4,942,977
	Daikoku Denki Co. Ltd.	2,000	19,202
#	Daikokutenbussan Co. Ltd.	2,800	85,404
	Dainichi Co. Ltd.	5,700	24,907
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	8,400	99,379
	Daio Paper Corp.	8,700	64,188
	Daiseki Co. Ltd.	7,080	218,768
	Daishi Hokuetsu Financial Group, Inc.	16,100	284,345
	Daisue Construction Co. Ltd.	4,800	37,341
	Daito Chemix Corp.	4,100	15,543
	Daito Trust Construction Co. Ltd.	27,200	2,693,447
	Daiwa House Industry Co. Ltd.	116,300	2,343,135
	Daiwa Industries Ltd.	13,400	112,365
	Daiwa Securities Group, Inc.	132,900	518,532
	Daiwabo Holdings Co. Ltd.	43,400	560,005
	Dawn Corp.	500	6,270
	DCM Holdings Co. Ltd.	54,000	420,752
	Dear Life Co. Ltd.	18,200	76,260
	Delica Foods Holdings Co. Ltd.	2,200	7,524
	DeNA Co. Ltd.	34,500	449,965
	Denka Co. Ltd.	11,100	257,143
#	Densan System Holdings Co. Ltd.	3,700	58,515
	Denso Corp.	30,700	1,523,208
	Dentsu Group, Inc.	107,500	3,343,611
	Denyo Co. Ltd.	8,200	80,369
	Descente Ltd.	800	19,201
	Dexerials Corp.	15,900	370,324
	DIC Corp.	41,800	701,837
	Digital Arts, Inc.	5,100	214,323
	Digital Garage, Inc.	20,800	498,049
	Digital Hearts Holdings Co. Ltd.	5,000	68,543
#	Digital Holdings, Inc.	6,500	50,185
	Digital Information Technologies Corp.	1,800	21,171
	Dip Corp.	20,600	576,733
	Direct Marketing MiX, Inc.	8,200	92,657
	Disco Corp.	3,700	884,968
	DKK Co. Ltd.	4,300	69,308
	DKK-Toa Corp.	1,600	9,217
	DKS Co. Ltd.	5,100	63,609
	DMG Mori Co. Ltd.	74,600	863,318
	DMW Corp.	300	5,998
	Doshisha Co. Ltd.	10,300	104,695
	Double Standard, Inc.	1,000	17,628
	Doutor Nichires Holdings Co. Ltd.	8,200	91,480
	Dowa Holdings Co. Ltd.	27,800	882,706
	Drecom Co. Ltd.	4,200	21,627
	DTS Corp.	14,100	335,222
	Duskin Co. Ltd.	17,500	335,571
	DyDo Group Holdings, Inc.	3,300	100,697

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Eagle Industry Co. Ltd.	8,400	$62,301
	East Japan Railway Co.	18,500	985,779
	EAT & Holdings Co. Ltd.	2,200	31,690
	Ebara Corp.	42,200	1,371,167
	Ebara Foods Industry, Inc.	1,900	41,186
	Ebara Jitsugyo Co. Ltd.	4,400	64,394
	Ebase Co. Ltd.	6,500	24,040
	Eco’s Co. Ltd.	4,400	53,853
	EDION Corp.	34,000	269,864
#	EF-ON, Inc.	8,900	38,321
	eGuarantee, Inc.	12,200	197,045
*	E-Guardian, Inc.	4,600	93,992
	Ehime Bank Ltd.	6,700	38,544
	Eiken Chemical Co. Ltd.	8,500	104,987
	Eisai Co. Ltd.	18,400	1,109,578
	Eizo Corp.	7,700	187,314
#	EJ Holdings, Inc.	5,000	43,749
	Elan Corp.	11,200	86,017
	Elecom Co. Ltd.	14,000	129,694
	Elematec Corp.	9,400	97,980
	EM Systems Co. Ltd.	1,400	9,262
	en Japan, Inc.	26,300	456,856
	Endo Lighting Corp.	4,900	24,785
	Enigmo, Inc.	12,800	47,239
#	Enjin Co. Ltd.	1,000	13,722
	eRex Co. Ltd.	16,900	286,005
#	ERI Holdings Co. Ltd.	800	5,614
	ES-Con Japan Ltd.	10,900	59,403
	Escrow Agent Japan, Inc.	10,000	9,799
	Eslead Corp.	4,000	50,560
	ESPEC Corp.	4,200	53,859
	Exedy Corp.	12,600	147,715
	EXEO Group, Inc.	58,300	854,185
	Ezaki Glico Co. Ltd.	16,100	362,218
	F&M Co. Ltd.	3,000	44,057
#	Faith, Inc.	2,300	8,842
	FALCO HOLDINGS Co. Ltd.	4,200	49,946
	Fancl Corp.	38,200	723,704
	FANUC Corp.	15,100	1,975,859
	Fast Retailing Co. Ltd.	11,300	6,295,695
	FCC Co. Ltd.	16,600	161,401
*	FDK Corp.	4,100	24,804
	Felissimo Corp.	1,200	7,891
	Ferrotec Holdings Corp.	10,900	184,702
	Fibergate, Inc.	3,100	19,028
	Financial Products Group Co. Ltd.	15,400	120,346
	FINDEX, Inc.	5,100	21,163
#	First Brothers Co. Ltd.	900	5,229
#	First Juken Co. Ltd.	3,400	23,787
	Fixstars Corp.	3,700	27,960
	FJ Next Holdings Co. Ltd.	8,800	58,715
	Focus Systems Corp.	3,300	22,400
	Food & Life Cos. Ltd.	24,200	407,069
	Forum Engineering, Inc.	2,600	16,081
#	Forval Corp.	1,100	6,945
	Foster Electric Co. Ltd.	6,000	31,355
	FP Corp.	25,700	611,416
	France Bed Holdings Co. Ltd.	8,100	50,644
*	FreakOut Holdings, Inc.	2,000	18,020

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Freebit Co. Ltd.	2,000	$14,796
	Freund Corp.	3,700	17,454
#	Fronteo, Inc.	9,500	54,495
#	F-Tech, Inc.	3,400	11,883
	FTGroup Co. Ltd.	3,600	20,435
	Fudo Tetra Corp.	5,200	51,643
#	Fuji Co. Ltd.	8,700	107,594
	Fuji Corp.	23,200	306,337
	Fuji Corp.	5,500	46,887
	Fuji Corp. Ltd.	11,500	48,092
	Fuji Die Co. Ltd.	1,600	6,148
	Fuji Electric Co. Ltd.	14,700	568,375
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	43,410
	Fuji Kosan Co. Ltd.	2,800	21,835
	Fuji Kyuko Co. Ltd.	4,500	139,149
	Fuji Media Holdings, Inc.	21,000	146,057
#	Fuji Oil Co. Ltd.	21,300	43,438
	Fuji Seal International, Inc.	30,800	360,818
	Fuji Soft, Inc.	9,300	505,941
	FUJIFILM Holdings Corp.	20,000	914,997
	Fujikura Kasei Co. Ltd.	16,600	43,604
	Fujikura Ltd.	110,000	651,308
	Fujimi, Inc.	10,300	430,036
	Fujimori Kogyo Co. Ltd.	7,800	162,931
	Fujishoji Co. Ltd.	2,500	14,654
	Fujitsu General Ltd.	11,400	260,171
	Fujitsu Ltd.	20,600	2,370,206
	Fukuda Corp.	3,400	110,811
	Fukuda Denshi Co. Ltd.	2,400	125,289
	Fukui Computer Holdings, Inc.	4,400	102,726
	Fukushima Galilei Co. Ltd.	3,900	107,251
	Fukuyama Transporting Co. Ltd.	7,300	159,276
	FULLCAST Holdings Co. Ltd.	13,400	268,023
	Fumakilla Ltd.	1,700	12,222
	Funai Soken Holdings, Inc.	17,650	314,617
	Furukawa Battery Co. Ltd.	2,000	14,124
	Furukawa Co. Ltd.	15,100	132,401
	Furukawa Electric Co. Ltd.	17,500	269,987
	Furuno Electric Co. Ltd.	10,400	75,003
#	Furuya Metal Co. Ltd.	300	16,092
	Furyu Corp.	10,100	79,345
	Fuso Chemical Co. Ltd.	9,400	212,325
	Fuso Pharmaceutical Industries Ltd.	2,000	27,727
	Futaba Corp.	11,500	46,533
	Futaba Industrial Co. Ltd.	26,800	67,268
	Future Corp.	18,000	202,005
	Fuyo General Lease Co. Ltd.	12,200	678,031
	G-7 Holdings, Inc.	13,300	127,341
	Gakkyusha Co. Ltd.	3,400	37,750
	Gecoss Corp.	7,500	40,236
#	Genki Sushi Co. Ltd.	2,600	54,173
	Genky DrugStores Co. Ltd.	4,300	109,471
	Geo Holdings Corp.	13,700	179,247
	Gift Holdings, Inc.	1,000	23,258
	Giken Ltd.	400	8,618
	GL Sciences, Inc.	1,000	14,852
	GLOBERIDE, Inc.	13,100	204,753
	Glory Ltd.	25,900	399,342
#	GMO Financial Holdings, Inc.	17,700	67,984

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	GMO GlobalSign Holdings KK	2,700	$83,928
	GMO internet group, Inc.	34,500	594,809
	GMO Payment Gateway, Inc.	11,500	826,917
	Goldcrest Co. Ltd.	9,300	109,152
	Goldwin, Inc.	15,000	783,352
	Golf Digest Online, Inc.	6,800	66,482
#	Good Com Asset Co. Ltd.	4,800	22,598
	Grandy House Corp.	7,300	27,174
	gremz, Inc.	5,400	62,447
	GS Yuasa Corp.	17,400	264,899
#	GSI Creos Corp.	3,600	34,788
	G-Tekt Corp.	5,500	49,164
	Gun-Ei Chemical Industry Co. Ltd.	2,100	33,913
	GungHo Online Entertainment, Inc.	27,010	399,238
	Gunma Bank Ltd.	94,000	256,382
	H.U. Group Holdings, Inc.	23,900	444,894
	H2O Retailing Corp.	41,460	348,903
#	Hagihara Industries, Inc.	6,700	45,956
	Hagoromo Foods Corp.	700	14,351
	Hakudo Co. Ltd.	3,100	51,304
	Hakuhodo DY Holdings, Inc.	164,000	1,381,822
	Hakuto Co. Ltd.	7,500	193,204
	Halows Co. Ltd.	3,900	78,336
	Hamakyorex Co. Ltd.	4,200	93,817
	Hamamatsu Photonics KK	14,300	646,950
#	Hamee Corp.	1,600	9,166
	Handsman Co. Ltd.	300	1,706
	Hankyu Hanshin Holdings, Inc.	21,300	632,626
	Hanwa Co. Ltd.	24,300	587,670
	Happinet Corp.	11,900	163,695
	Hard Off Corp. Co. Ltd.	4,300	36,639
	Harima Chemicals Group, Inc.	7,600	42,200
#	Harmonic Drive Systems, Inc.	9,500	317,089
	Haseko Corp.	158,700	1,634,327
#	Hashimoto Sogyo Holdings Co. Ltd.	4,800	31,758
	Hazama Ando Corp.	79,800	462,491
	Heiwa Corp.	14,600	235,544
	Heiwa Real Estate Co. Ltd.	10,800	299,470
	Heiwado Co. Ltd.	11,700	148,061
	Helios Techno Holding Co. Ltd.	4,500	14,388
#*	Hennge KK	4,600	32,453
#	Hibiya Engineering Ltd.	9,700	124,149
	Hikari Tsushin, Inc.	3,900	471,098
	Himacs Ltd.	2,480	24,521
#	Himaraya Co. Ltd.	1,100	6,753
	Hioki EE Corp.	4,200	200,478
	Hirakawa Hewtech Corp.	4,700	34,256
#	Hirano Tecseed Co. Ltd.	4,200	49,454
#	Hirata Corp.	4,200	122,865
	Hirose Electric Co. Ltd.	2,025	262,686
	Hirose Tusyo, Inc.	1,400	22,882
	Hiroshima Gas Co. Ltd.	26,300	60,981
	Hisaka Works Ltd.	8,100	46,006
	Hisamitsu Pharmaceutical Co., Inc.	10,700	263,987
	Hitachi Construction Machinery Co. Ltd.	33,000	645,613
	Hitachi Ltd.	147,600	6,697,174
	Hitachi Ltd., ADR	3,100	280,953
	Hitachi Transport System Ltd.	17,000	1,017,383
	Hitachi Zosen Corp.	85,200	491,178

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hito Communications Holdings, Inc.	2,000	$22,380
	Hochiki Corp.	4,700	45,045
	Hodogaya Chemical Co. Ltd.	4,200	80,804
	Hogy Medical Co. Ltd.	5,300	117,549
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,100	30,660
	Hokkaido Gas Co. Ltd.	7,400	84,713
	Hokkan Holdings Ltd.	4,700	41,281
	Hokko Chemical Industry Co. Ltd.	10,800	68,768
	Hokkoku Financial Holdings, Inc.	5,500	167,937
#	Hokuetsu Corp.	56,100	291,016
	Hokuetsu Industries Co. Ltd.	9,300	69,988
	Hokuhoku Financial Group, Inc.	54,900	329,826
	Hokuriku Electric Industry Co. Ltd.	1,800	12,733
#	Hokuriku Electrical Construction Co. Ltd.	7,319	33,374
	Honda Motor Co. Ltd., Sponsored ADR	25,574	583,599
	Honda Motor Co. Ltd.	116,100	2,647,367
	H-One Co. Ltd.	6,200	25,025
	Honeys Holdings Co. Ltd.	8,600	69,756
	Hoosiers Holdings Co. Ltd.	13,800	72,577
	Horiba Ltd.	18,100	742,597
	Hoshizaki Corp.	15,600	446,940
	Hosokawa Micron Corp.	5,000	90,726
	Hotland Co. Ltd.	5,300	49,999
*	Hotto Link, Inc.	3,600	9,431
	House Foods Group, Inc.	17,700	331,032
#	HPC Systems, Inc.	1,000	13,675
	HS Holdings Co. Ltd.	4,800	34,552
	Hulic Co. Ltd.	103,900	754,765
	Hyakugo Bank Ltd.	50,600	112,007
	Hyakujushi Bank Ltd.	4,300	48,208
	IBJ, Inc.	8,500	54,469
	Ichigo, Inc.	96,500	217,178
#	Ichiken Co. Ltd.	3,800	45,881
	Ichikoh Industries Ltd.	15,100	43,112
	Ichinen Holdings Co. Ltd.	10,700	91,620
	Icom, Inc.	3,400	57,158
	ID Holdings Corp.	7,399	45,093
	Idec Corp.	14,000	299,863
	IDOM, Inc.	34,200	171,209
	Ihara Science Corp.	2,000	30,214
	IHI Corp.	65,000	1,449,760
	Iida Group Holdings Co. Ltd.	41,820	580,686
	IJTT Co. Ltd.	3,900	13,268
	I’ll, Inc.	3,300	41,064
	Imagica Group, Inc.	6,500	38,663
	Imagineer Co. Ltd.	900	5,543
#	Imasen Electric Industrial	2,900	10,745
	i-mobile Co. Ltd.	2,400	19,159
#	Impact HD, Inc.	2,500	67,048
	Inaba Denki Sangyo Co. Ltd.	20,600	384,536
	Inaba Seisakusho Co. Ltd.	4,300	39,711
#	Inageya Co. Ltd.	5,900	44,680
*	I-NE Co. Ltd.	1,200	34,765
	Ines Corp.	8,300	84,437
	I-Net Corp.	2,600	23,360
	Infocom Corp.	12,200	175,111
	Infomart Corp.	51,600	166,927
	Information Services International-Dentsu Ltd.	10,700	327,256
	INFRONEER Holdings, Inc.	120,980	838,671

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Innotech Corp.	2,000	$16,877
	Insource Co. Ltd.	8,850	178,703
	Intage Holdings, Inc.	17,900	196,943
	Intelligent Wave, Inc.	3,200	17,860
	Inter Action Corp.	2,300	21,998
#	Inui Global Logistics Co. Ltd.	4,700	59,977
	IPS, Inc.	1,600	32,429
	IR Japan Holdings Ltd.	4,788	70,007
	I’rom Group Co. Ltd.	2,700	46,854
	ISB Corp.	3,500	30,769
	Ise Chemicals Corp.	900	31,614
	Iseki & Co. Ltd.	8,500	70,228
	Isetan Mitsukoshi Holdings Ltd.	110,540	981,831
	Ishihara Chemical Co. Ltd.	7,100	59,271
	Ishihara Sangyo Kaisha Ltd.	4,100	28,238
	Ishii Iron Works Co. Ltd.	500	8,268
	Ishizuka Glass Co. Ltd.	1,300	12,800
#*	Istyle, Inc.	9,400	30,937
	Isuzu Motors Ltd.	200,300	2,355,460
*	ITbook Holdings Co. Ltd.	3,300	9,092
	Itfor, Inc.	15,000	77,303
	ITmedia, Inc.	3,800	43,935
#	Ito En Ltd.	31,000	1,091,830
	Itochu Enex Co. Ltd.	40,000	275,266
	Itochu Techno-Solutions Corp.	19,900	461,356
	Itochu-Shokuhin Co. Ltd.	2,700	88,582
	Itoki Corp.	17,500	49,928
	Iwaki Co. Ltd.	4,300	40,826
	Iwasaki Electric Co. Ltd.	3,100	54,464
	Iwatani Corp.	25,600	942,628
	Iwatsu Electric Co. Ltd.	1,800	9,099
	Iwatsuka Confectionery Co. Ltd.	800	21,621
	Iyogin Holdings, Inc.	57,000	267,432
	Izumi Co. Ltd.	8,500	171,471
	J Front Retailing Co. Ltd.	63,500	513,272
	JAC Recruitment Co. Ltd.	10,500	178,646
	Jaccs Co. Ltd.	8,900	215,817
	JAFCO Group Co. Ltd.	35,400	543,152
	JANOME Corp.	3,900	16,612
*	Japan Airport Terminal Co. Ltd.	5,000	214,004
*	Japan Animal Referral Medical Center Co. Ltd.	600	7,675
	Japan Aviation Electronics Industry Ltd.	11,500	178,985
	Japan Cash Machine Co. Ltd.	6,000	28,031
*	Japan Communications, Inc.	51,700	77,772
	Japan Electronic Materials Corp.	4,500	43,651
	Japan Elevator Service Holdings Co. Ltd.	22,100	260,680
#	Japan Foundation Engineering Co. Ltd.	11,300	31,748
*	Japan Hospice Holdings, Inc.	600	8,372
	Japan Investment Adviser Co. Ltd.	4,100	38,411
	Japan Lifeline Co. Ltd.	27,700	186,790
	Japan Material Co. Ltd.	17,200	226,448
	Japan Medical Dynamic Marketing, Inc.	4,600	36,600
	Japan Post Bank Co., Ltd.	46,200	307,837
	Japan Post Insurance Co. Ltd.	50,600	749,039
	Japan Pulp & Paper Co. Ltd.	4,600	141,937
	Japan Pure Chemical Co. Ltd.	1,900	30,745
	Japan Securities Finance Co. Ltd.	39,200	234,817
	Japan Steel Works Ltd.	4,600	94,983
	Japan System Techniques Co. Ltd.	3,400	34,343

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan Wool Textile Co. Ltd.	20,200	$135,419
	Jastec Co. Ltd.	2,900	25,080
	JBCC Holdings, Inc.	3,500	45,630
	JCR Pharmaceuticals Co. Ltd.	16,700	248,204
	JCU Corp.	12,600	238,284
	JDC Corp.	15,700	60,568
	Jeol Ltd.	13,400	490,349
	JFE Systems, Inc.	2,800	42,042
	JGC Holdings Corp.	73,300	881,620
#*	JIG-SAW, Inc.	1,500	44,311
	JINS Holdings, Inc.	3,800	114,273
	JINUSHI Co. Ltd.	8,600	118,510
	JK Holdings Co. Ltd.	5,600	41,012
	J-Lease Co. Ltd.	1,100	19,281
	JM Holdings Co. Ltd.	5,400	61,538
	JMDC, Inc.	9,600	339,979
	Joshin Denki Co. Ltd.	7,400	95,254
	Joyful Honda Co. Ltd.	19,300	235,253
	JP-Holdings, Inc.	40,700	81,732
	JSP Corp.	7,700	75,260
	JSR Corp.	25,000	475,025
	J-Stream, Inc.	4,400	17,796
	JTEKT Corp.	48,000	338,872
#	Juki Corp.	10,400	51,041
	Juroku Financial Group, Inc.	6,900	115,933
	Justsystems Corp.	20,200	424,858
	JVCKenwood Corp.	83,620	121,399
	K&O Energy Group, Inc.	3,100	43,194
	Kadokawa Corp.	21,603	386,781
	Kadoya Sesame Mills, Inc.	500	11,750
	Kaga Electronics Co. Ltd.	7,600	225,240
	Kagome Co. Ltd.	15,200	303,800
	Kajima Corp.	104,001	978,985
	Kakaku.com, Inc.	49,800	842,267
	Kaken Pharmaceutical Co. Ltd.	5,900	151,012
	Kamakura Shinsho Ltd.	6,300	33,908
	Kamigumi Co. Ltd.	34,800	661,781
	Kanaden Corp.	10,000	72,232
	Kanamic Network Co. Ltd.	7,600	31,705
#	Kanamoto Co. Ltd.	13,600	196,330
	Kandenko Co. Ltd.	47,700	268,119
	Kaneka Corp.	21,100	523,222
	Kaneko Seeds Co. Ltd.	4,700	46,114
	Kanematsu Corp.	34,500	341,353
	Kanematsu Electronics Ltd.	5,400	160,419
	Kanemi Co. Ltd.	1,000	18,596
	Kansai Paint Co. Ltd.	36,100	471,076
	Kanto Denka Kogyo Co. Ltd.	8,400	53,583
	Kao Corp.	42,400	1,583,722
	Katakura Industries Co. Ltd.	9,000	123,139
	Katitas Co. Ltd.	23,900	534,825
	Kato Sangyo Co. Ltd.	11,000	257,097
	Kato Works Co. Ltd.	3,900	18,668
	Kawada Technologies, Inc.	1,400	34,098
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,600	28,432
	Kawasaki Heavy Industries Ltd.	70,300	1,195,620
	KDDI Corp.	307,000	9,073,990
	KeePer Technical Laboratory Co. Ltd.	6,600	182,005
	Keihan Holdings Co. Ltd.	10,500	270,131

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Keihanshin Building Co. Ltd.	9,000	$79,928
	Keikyu Corp.	51,600	529,681
	Keio Corp.	12,300	431,244
	Keisei Electric Railway Co. Ltd.	12,292	326,255
	KEIWA, Inc.	800	19,480
	Keiyo Bank Ltd.	26,200	92,028
	Keiyo Co. Ltd.	15,600	95,045
	Kewpie Corp.	42,300	667,804
	Keyence Corp.	26,200	9,879,104
	KFC Ltd.	1,100	11,226
	KH Neochem Co. Ltd.	8,000	136,547
#	Kibun Foods, Inc.	1,500	9,005
	Kikkoman Corp.	23,700	1,284,304
	Kimoto Co. Ltd.	12,900	20,279
#	Kimura Chemical Plants Co. Ltd.	4,600	22,364
	Kinden Corp.	40,000	407,014
	King Jim Co. Ltd.	4,300	26,423
	Kintetsu Group Holdings Co. Ltd.	12,700	429,195
	Kirin Holdings Co. Ltd.	55,700	818,786
	Kissei Pharmaceutical Co. Ltd.	5,800	102,453
	Ki-Star Real Estate Co. Ltd.	5,500	170,524
	Kitagawa Corp.	2,700	22,830
	Kitano Construction Corp.	1,200	19,439
	Kitanotatsujin Corp.	43,000	83,357
	Kitz Corp.	23,100	136,945
	Kiyo Bank Ltd.	15,000	144,450
	Koa Shoji Holdings Co. Ltd.	1,600	6,518
	Kobayashi Pharmaceutical Co. Ltd.	8,700	461,681
#	Kobe Bussan Co. Ltd.	33,800	733,143
*	Kobe Electric Railway Co. Ltd.	900	19,619
	Koei Chemical Co. Ltd.	500	7,903
	Koei Tecmo Holdings Co. Ltd.	29,000	437,579
	Kohnan Shoji Co. Ltd.	10,700	224,037
	Kohsoku Corp.	6,000	63,815
	Koito Manufacturing Co. Ltd.	38,600	547,998
	Kojima Co. Ltd.	11,500	47,612
	Kokuyo Co. Ltd.	32,500	403,114
	KOMAIHALTEC, Inc.	2,400	25,195
	Komatsu Ltd.	135,000	2,644,675
	Komatsu Matere Co. Ltd.	11,300	61,896
	Komatsu Wall Industry Co. Ltd.	2,600	31,946
	KOMEDA Holdings Co. Ltd.	11,400	190,395
	Komehyo Holdings Co. Ltd.	3,100	68,188
	Komeri Co. Ltd.	9,100	158,758
	Komori Corp.	21,600	117,579
#	Konaka Co. Ltd.	8,100	18,154
	Konami Group Corp.	19,300	845,944
	Kondotec, Inc.	5,200	35,283
	Konica Minolta, Inc.	111,000	338,212
	Konishi Co. Ltd.	20,000	233,630
	Konoike Transport Co. Ltd.	6,500	68,404
	Konoshima Chemical Co. Ltd.	3,700	29,003
	Kosaido Holdings Co. Ltd.	5,700	58,176
	Kose Corp.	4,500	449,192
	Kotobuki Spirits Co. Ltd.	300	15,379
	Kotobukiya Co. Ltd.	400	22,855
	Kozo Keikaku Engineering, Inc.	1,800	34,389
#	KPP Group Holdings Co. Ltd.	9,600	52,408
	Krosaki Harima Corp.	1,800	55,898

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	KRS Corp.	4,200	$29,709
	K’s Holdings Corp.	64,076	502,126
	KU Holdings Co. Ltd.	5,300	42,236
	Kubota Corp.	95,400	1,330,791
	Kumagai Gumi Co. Ltd.	15,400	260,341
#	Kumiai Chemical Industry Co. Ltd.	7,800	51,263
	Kunimine Industries Co. Ltd.	3,100	14,943
	Kurabo Industries Ltd.	6,400	89,564
	Kuraray Co. Ltd.	50,900	350,015
	Kureha Corp.	7,100	455,888
	Kurimoto Ltd.	5,200	56,785
	Kurita Water Industries Ltd.	33,200	1,215,285
	Kuriyama Holdings Corp.	9,700	62,472
	Kusuri no Aoki Holdings Co. Ltd.	9,800	472,388
	KYB Corp.	8,500	185,945
	Kyocera Corp.	21,900	1,060,539
	Kyodo Printing Co. Ltd.	2,600	44,113
#	Kyokuto Boeki Kaisha Ltd.	6,600	57,200
	Kyokuto Kaihatsu Kogyo Co. Ltd.	16,100	149,609
	Kyokuyo Co. Ltd.	5,700	138,477
	KYORIN Holdings, Inc.	12,900	159,624
	KYORITSU Co. Ltd.	3,900	3,014
	Kyosan Electric Manufacturing Co. Ltd.	21,800	58,743
	Kyowa Electronic Instruments Co. Ltd.	3,500	7,809
	Kyowa Kirin Co. Ltd.	22,000	518,137
	Kyowa Leather Cloth Co. Ltd.	8,600	29,381
	Kyudenko Corp.	16,900	358,456
#	Kyushu Leasing Service Co. Ltd.	4,700	19,617
	Kyushu Railway Co.	26,200	547,939
	LA Holdings Co. Ltd.	600	13,436
	LAC Co. Ltd.	6,900	36,320
#*	Laox Holdings Co. Ltd.	13,500	21,972
	Lasertec Corp.	17,400	2,444,889
	LEC, Inc.	8,000	47,276
#*	Leopalace21 Corp.	89,200	169,732
	Life Corp.	8,400	125,202
*	LIFULL Co. Ltd.	26,300	29,105
	LIKE, Inc.	3,700	52,089
	Linical Co. Ltd.	2,500	12,438
#	Link & Motivation, Inc.	13,000	78,481
	Lintec Corp.	26,600	399,096
	Lion Corp.	67,800	685,234
	Lixil Corp.	52,600	794,538
	Loadstar Capital KK	1,200	12,951
*	Locondo, Inc.	2,200	18,399
	Look Holdings, Inc.	1,900	26,161
*	M&A Capital Partners Co. Ltd.	3,700	94,145
	M3, Inc.	82,000	2,443,614
	Mabuchi Motor Co. Ltd.	12,600	341,894
*	Macbee Planet, Inc.	300	17,392
	Macnica Holdings, Inc.	25,000	500,027
	Macromill, Inc.	16,900	125,966
	Maeda Kosen Co. Ltd.	8,500	172,646
	Maezawa Industries, Inc.	4,100	16,649
#	Maezawa Kasei Industries Co. Ltd.	4,500	40,445
	Maezawa Kyuso Industries Co. Ltd.	7,400	45,609
	Mainichi Comnet Co. Ltd.	3,000	13,562
	Makino Milling Machine Co. Ltd.	10,600	327,525
	Makita Corp.	44,000	804,034

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Management Solutions Co. Ltd.	2,500	$49,279
	Mandom Corp.	12,900	130,508
	Mani, Inc.	13,500	196,662
	MarkLines Co. Ltd.	3,900	67,096
	Maruha Nichiro Corp.	19,100	294,518
	Maruichi Steel Tube Ltd.	12,600	237,834
	MARUKA FURUSATO Corp.	7,141	177,425
#	Marumae Co. Ltd.	1,800	21,546
#	Marusan Securities Co. Ltd.	12,900	35,985
	Maruyama Manufacturing Co., Inc.	700	6,703
	Maruzen CHI Holdings Co. Ltd.	9,400	20,287
	Maruzen Co. Ltd.	4,500	54,116
	Maruzen Showa Unyu Co. Ltd.	3,400	69,387
	Marvelous, Inc.	12,200	55,351
#	Matching Service Japan Co. Ltd.	800	4,378
	Matsuda Sangyo Co. Ltd.	5,600	83,542
	Matsui Construction Co. Ltd.	10,300	39,041
	Matsui Securities Co. Ltd.	28,800	153,370
	MatsukiyoCocokara & Co.	15,820	575,985
	Max Co. Ltd.	10,000	142,518
	Maxell Ltd.	11,600	96,233
	Maxvalu Tokai Co. Ltd.	4,000	75,420
	Mazda Motor Corp.	117,400	790,450
	McDonald’s Holdings Co. Japan Ltd.	9,400	326,342
	MCJ Co. Ltd.	28,400	179,356
	MEC Co. Ltd.	10,500	167,829
	Media Do Co. Ltd.	4,300	61,267
	Medical Data Vision Co. Ltd.	11,200	83,306
	Medical System Network Co. Ltd.	18,000	48,707
	Medikit Co. Ltd.	1,500	24,394
	Medipal Holdings Corp.	92,100	1,141,860
	Medius Holdings Co. Ltd.	6,200	30,267
#*	MedPeer, Inc.	5,700	58,581
	Megachips Corp.	3,300	56,487
	Megmilk Snow Brand Co. Ltd.	19,300	210,183
	Meidensha Corp.	15,400	204,886
	Meiho Facility Works Ltd.	5,300	23,992
	Meiji Electric Industries Co. Ltd.	3,900	27,333
	MEIJI Holdings Co. Ltd.	18,600	765,373
	Meisei Industrial Co. Ltd.	21,400	101,481
	Meitec Corp.	36,300	611,429
#	Meito Sangyo Co. Ltd.	2,400	25,721
#*	Meiwa Corp.	9,600	47,174
	Meiwa Estate Co. Ltd.	4,200	17,241
#	Melco Holdings, Inc.	1,700	35,713
#	Members Co. Ltd.	2,600	47,696
	Menicon Co. Ltd.	15,400	262,939
*	Mercari, Inc.	21,600	358,583
	Mercuria Holdings Co. Ltd.	900	3,640
*	Metaps, Inc.	6,800	26,309
	METAWATER Co. Ltd.	5,400	69,106
	Micronics Japan Co. Ltd.	8,100	74,882
	Milbon Co. Ltd.	12,700	523,668
	MIMAKI ENGINEERING Co. Ltd.	4,800	23,710
	Minebea Mitsumi, Inc.	57,200	845,326
#	Minkabu The Infonoid, Inc.	1,300	18,543
	Mipox Corp.	7,800	32,791
	Mirai Industry Co. Ltd.	2,400	24,330
#	Mirainovate Co. Ltd.	19,730	32,016

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mirait One Corp.	61,200	$588,109
	Mirarth Holdings, Inc.	49,500	133,071
	Miroku Jyoho Service Co. Ltd.	9,800	98,378
	MISUMI Group, Inc.	80,200	1,708,215
	Mitani Corp.	11,200	111,427
	Mitani Sangyo Co. Ltd.	12,600	25,428
	Mitani Sekisan Co. Ltd.	2,900	74,557
	Mitsuba Corp.	8,400	22,177
	Mitsubishi Chemical Group Corp.	309,100	1,396,313
	Mitsubishi Electric Corp.	210,300	1,850,347
	Mitsubishi Estate Co. Ltd.	102,100	1,283,938
	Mitsubishi Gas Chemical Co., Inc.	60,000	762,433
	Mitsubishi Heavy Industries Ltd.	59,800	2,059,755
	Mitsubishi Kakoki Kaisha Ltd.	1,500	21,604
	Mitsubishi Logisnext Co. Ltd.	22,300	114,925
	Mitsubishi Logistics Corp.	19,999	438,846
*	Mitsubishi Motors Corp.	165,000	555,841
*	Mitsubishi Paper Mills Ltd.	10,067	18,549
	Mitsubishi Pencil Co. Ltd.	15,600	151,834
	Mitsubishi Research Institute, Inc.	2,800	97,797
	Mitsubishi Shokuhin Co. Ltd.	7,900	159,906
	Mitsubishi UFJ Financial Group, Inc.	1,205,100	5,692,710
	Mitsuboshi Belting Ltd.	5,600	119,125
	Mitsui Chemicals, Inc.	94,300	1,745,391
	Mitsui DM Sugar Holdings Co. Ltd.	3,600	45,991
#*	Mitsui E&S Holdings Co. Ltd.	25,800	72,385
	Mitsui Fudosan Co. Ltd.	94,500	1,809,520
	Mitsui Mining & Smelting Co. Ltd.	26,500	535,236
	Mitsui-Soko Holdings Co. Ltd.	4,800	100,062
	Mitsuuroko Group Holdings Co. Ltd.	21,100	145,255
	Miura Co. Ltd.	12,200	248,458
	Mixi, Inc.	16,700	261,806
	Miyaji Engineering Group, Inc.	1,800	39,690
	Miyazaki Bank Ltd.	3,500	52,482
	Mizuho Financial Group, Inc.	149,471	1,616,603
	Mizuho Financial Group, Inc., ADR	8,184	17,677
	Mizuho Leasing Co. Ltd.	12,100	263,639
	Mizuho Medy Co. Ltd.	700	14,725
	Mizuno Corp.	8,900	152,367
*	Mobile Factory, Inc.	900	6,172
	Mochida Pharmaceutical Co. Ltd.	9,200	211,853
#	Monex Group, Inc.	88,700	308,127
	Monogatari Corp.	1,600	73,303
	MonotaRO Co. Ltd.	56,200	853,108
	MORESCO Corp.	2,300	15,902
	Morinaga & Co. Ltd.	16,600	415,202
	Morinaga Milk Industry Co. Ltd.	10,300	292,214
	Moriroku Holdings Co. Ltd.	1,200	13,651
	Morita Holdings Corp.	13,200	113,204
	Morito Co. Ltd.	7,100	35,876
	Morningstar Japan KK	9,200	28,697
	Morozoff Ltd.	600	14,855
#	Mortgage Service Japan Ltd.	4,600	25,957
	MRK Holdings, Inc.	11,100	7,839
	MrMax Holdings Ltd.	11,600	53,329
	MS&AD Insurance Group Holdings, Inc.	50,952	1,349,270
	MTG Co. Ltd.	2,000	15,154
	Mugen Estate Co. Ltd.	5,700	18,008
	m-up Holdings, Inc.	13,200	139,322

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Murakami Corp.	1,300	$19,721
	Nabtesco Corp.	35,800	760,406
#	NAC Co. Ltd.	5,200	32,516
	Nachi-Fujikoshi Corp.	4,100	107,406
	Nafco Co. Ltd.	6,100	64,702
	Nagano Keiki Co. Ltd.	4,600	33,574
	Nagase & Co. Ltd.	53,900	734,350
	Nagatanien Holdings Co. Ltd.	5,500	74,045
#	Nagawa Co. Ltd.	1,600	79,856
	Nagoya Railroad Co. Ltd.	62,200	952,843
	Naigai Tec Corp.	800	13,377
#	Nakabayashi Co. Ltd.	10,000	35,643
	Nakamoto Packs Co. Ltd.	1,600	16,005
	Nakamuraya Co. Ltd.	1,701	35,691
	Nakanishi, Inc.	25,300	461,625
	Nakano Corp.	6,500	13,270
	Nakano Refrigerators Co. Ltd.	400	15,344
	Nakayamafuku Co. Ltd.	4,800	10,040
*	Namura Shipbuilding Co. Ltd.	16,000	58,717
	Nankai Electric Railway Co. Ltd.	19,800	400,541
	Nanto Bank Ltd.	4,400	63,049
	Nanyo Corp.	1,200	14,527
	Nasu Denki Tekko Co. Ltd.	500	24,088
	Natori Co. Ltd.	3,300	45,832
	NEC Capital Solutions Ltd.	6,000	86,068
	NEC Corp.	58,800	1,946,332
	NEC Networks & System Integration Corp.	43,700	468,291
#	NEOJAPAN, Inc.	1,400	9,547
	NET One Systems Co. Ltd.	40,800	837,977
	New Art Holdings Co. Ltd.	2,600	26,408
	New Cosmos Electric Co. Ltd.	200	2,553
	New Japan Chemical Co. Ltd.	5,000	9,149
	Nexon Co. Ltd.	33,300	557,250
	Nextage Co. Ltd.	17,300	333,449
*	NexTone, Inc.	1,300	38,282
	NF Holdings Corp.	1,100	7,006
	NGK Insulators Ltd.	42,800	499,307
	NGK Spark Plug Co. Ltd.	40,700	742,533
	NHK Spring Co. Ltd.	83,400	462,044
	Nicca Chemical Co. Ltd.	3,100	18,293
	Nice Corp.	3,400	30,564
	Nichias Corp.	15,000	231,421
	Nichiban Co. Ltd.	4,000	45,685
	Nichiden Corp.	6,300	74,476
	Nichiha Corp.	6,700	126,875
	Nichirei Corp.	33,500	521,007
	Nichireki Co. Ltd.	5,200	45,639
	Nichirin Co. Ltd.	6,130	69,490
	Nidec Corp.	58,100	3,194,570
	Nidec Corp., Sponsored ADR	10,600	145,432
	Nifco, Inc.	66,800	1,551,393
	Nihon Chouzai Co. Ltd.	6,400	56,831
	Nihon Dengi Co. Ltd.	2,200	42,645
	Nihon Flush Co. Ltd.	8,200	53,350
#	Nihon House Holdings Co. Ltd.	14,000	39,320
	Nihon Kagaku Sangyo Co. Ltd.	8,000	54,399
	Nihon Kohden Corp.	45,300	1,014,363
	Nihon M&A Center Holdings, Inc.	185,300	2,090,889
	Nihon Nohyaku Co. Ltd.	21,500	132,780

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nihon Parkerizing Co. Ltd.	43,700	$284,081
	Nihon Tokushu Toryo Co. Ltd.	5,600	32,061
#	Nihon Trim Co. Ltd.	1,200	18,860
*	Nihon Yamamura Glass Co. Ltd.	3,300	12,841
	Niitaka Co. Ltd.	1,100	15,330
#	Nikkiso Co. Ltd.	21,800	145,273
	Nikko Co. Ltd.	13,500	55,439
	Nikkon Holdings Co. Ltd.	14,600	228,077
	Nikon Corp.	31,300	302,706
	Nintendo Co. Ltd.	288,000	11,692,539
	Nippi, Inc.	600	13,935
	Nippon Air Conditioning Services Co. Ltd.	4,500	22,008
	Nippon Aqua Co. Ltd.	4,300	21,219
*	Nippon Avionics Co. Ltd.	600	11,758
	Nippon Carbide Industries Co., Inc.	2,900	24,986
	Nippon Care Supply Co. Ltd.	1,200	11,972
	Nippon Chemical Industrial Co. Ltd.	3,300	41,535
	Nippon Chemiphar Co. Ltd.	500	5,762
	Nippon Densetsu Kogyo Co. Ltd.	14,900	166,703
	Nippon Dry-Chemical Co. Ltd.	2,100	19,995
	Nippon Express Holdings, Inc.	28,800	1,447,140
	Nippon Felt Co. Ltd.	2,900	7,721
	Nippon Filcon Co. Ltd.	3,100	9,447
	Nippon Fine Chemical Co. Ltd.	5,800	81,362
	Nippon Gas Co. Ltd.	66,500	966,046
	Nippon Kayaku Co. Ltd.	68,600	544,897
*	Nippon Kinzoku Co. Ltd.	900	5,575
	Nippon Koei Co. Ltd.	5,100	114,097
	Nippon Light Metal Holdings Co. Ltd.	29,860	291,001
#	Nippon Paint Holdings Co. Ltd.	77,500	493,909
	Nippon Paper Industries Co. Ltd.	13,500	78,592
#	Nippon Parking Development Co. Ltd.	78,100	135,575
	Nippon Pillar Packing Co. Ltd.	12,000	196,594
	Nippon Rietec Co. Ltd.	7,800	39,397
	Nippon Road Co. Ltd.	800	32,926
	Nippon Sanso Holdings Corp.	16,800	267,480
	Nippon Seiki Co. Ltd.	16,300	82,852
	Nippon Seisen Co. Ltd.	1,000	28,002
	Nippon Sharyo Ltd.	3,700	49,276
	Nippon Shinyaku Co. Ltd.	20,000	1,107,325
	Nippon Shokubai Co. Ltd.	11,900	426,862
	Nippon Signal Company Ltd.	12,900	87,439
	Nippon Soda Co. Ltd.	11,100	331,144
	Nippon Steel Trading Corp.	6,600	227,086
	Nippon Suisan Kaisha Ltd.	98,700	351,586
	Nippon Telegraph & Telephone Corp.	91,700	2,529,150
	Nippon Thompson Co. Ltd.	19,900	70,975
	Nipro Corp.	56,900	428,928
	Nishimatsu Construction Co. Ltd.	20,800	506,415
#	Nishimatsuya Chain Co. Ltd.	18,500	169,597
	Nishimoto Co. Ltd.	1,700	47,594
	Nishi-Nippon Railroad Co. Ltd.	11,400	223,597
	Nishio Rent All Co. Ltd.	8,200	164,871
	Nissan Chemical Corp.	31,600	1,422,486
	Nissan Motor Co. Ltd.	201,400	641,923
	Nissan Shatai Co. Ltd.	26,700	153,732
	Nissan Tokyo Sales Holdings Co. Ltd.	5,300	9,936
	Nissei ASB Machine Co. Ltd.	4,100	102,253
	Nissei Plastic Industrial Co. Ltd.	5,900	38,005

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nissha Co. Ltd.	6,200	$72,995
	Nisshin Group Holdings Co. Ltd.	19,600	56,691
	Nisshin Oillio Group Ltd.	10,100	216,552
	Nisshin Seifun Group, Inc.	28,080	303,422
	Nisshinbo Holdings, Inc.	34,604	239,867
	Nissin Corp.	7,900	102,227
	Nissin Electric Co. Ltd.	10,200	94,677
	Nisso Corp.	11,600	43,969
	Nitori Holdings Co. Ltd.	17,400	1,576,736
	Nitta Corp.	5,100	98,959
	Nitta Gelatin, Inc.	7,100	46,263
	Nitto Boseki Co. Ltd.	5,900	87,450
	Nitto Denko Corp.	44,200	2,328,709
	Nitto Kogyo Corp.	10,900	180,398
	Nitto Kohki Co. Ltd.	4,900	51,932
	Nitto Seiko Co. Ltd.	10,500	36,471
	Nittoc Construction Co. Ltd.	6,500	38,280
#	Nittoku Co. Ltd.	1,400	23,832
	NJS Co. Ltd.	3,300	45,995
#	Noevir Holdings Co. Ltd.	6,100	225,493
	Nohmi Bosai Ltd.	4,900	52,857
	Nojima Corp.	30,800	256,513
	Nomura Co. Ltd.	1,500	10,957
	Nomura Holdings, Inc.	411,000	1,329,979
#	Nomura Holdings, Inc., Sponsored ADR	77,706	253,322
	Nomura Micro Science Co. Ltd.	3,700	92,710
	Nomura Real Estate Holdings, Inc.	34,500	779,831
	Nomura Research Institute Ltd.	54,966	1,216,408
	Noritake Co. Ltd.	2,200	61,073
	Noritsu Koki Co. Ltd.	8,500	153,020
	Noritz Corp.	11,900	122,148
	NS Solutions Corp.	11,500	264,318
	NS Tool Co. Ltd.	3,800	29,468
	NSD Co. Ltd.	23,000	393,037
	NSK Ltd.	72,200	381,593
	NSW, Inc.	3,100	44,290
	NTN Corp.	106,000	188,693
	NTT Data Corp.	102,500	1,484,595
	Oat Agrio Co. Ltd.	5,000	58,129
#	Obara Group, Inc.	3,300	76,525
	Obayashi Corp.	151,400	971,786
	OBIC Business Consultants Co. Ltd.	6,300	181,093
	Obic Co. Ltd.	13,700	2,055,862
	Ocean System Corp.	1,000	6,476
#	Ochi Holdings Co. Ltd.	1,800	14,520
	Odakyu Electric Railway Co. Ltd.	25,600	304,331
	Oenon Holdings, Inc.	11,900	22,637
	Ogaki Kyoritsu Bank Ltd.	8,000	94,442
	Ohashi Technica, Inc.	2,500	24,160
	Ohba Co. Ltd.	4,500	20,648
	Ohki Healthcare Holdings Co. Ltd.	1,200	5,758
	Ohmoto Gumi Co. Ltd.	500	20,174
	Ohsho Food Service Corp.	1,700	72,485
	Oiles Corp.	5,300	53,256
#*	Oisix ra daichi, Inc.	11,900	134,243
	Oita Bank Ltd.	2,400	29,106
	Oji Holdings Corp.	121,200	420,167
	Okabe Co. Ltd.	12,800	60,516
	Okamoto Industries, Inc.	3,700	92,276

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Okamoto Machine Tool Works Ltd.	1,100	$34,945
	Okamura Corp.	24,100	221,845
	Okasan Securities Group, Inc.	64,600	153,658
	Oki Electric Industry Co. Ltd.	32,200	159,628
	Okinawa Financial Group, Inc.	4,980	68,970
	OKUMA Corp.	10,600	354,832
	Okumura Corp.	14,600	276,083
	Okura Industrial Co. Ltd.	4,000	50,391
	Okuwa Co. Ltd.	9,400	58,122
	Olba Healthcare Holdings, Inc.	800	7,632
	Olympic Group Corp.	2,900	9,985
	Olympus Corp.	193,000	4,069,306
	Omron Corp.	14,000	652,937
	Ono Pharmaceutical Co. Ltd.	65,000	1,529,681
	Onoken Co. Ltd.	10,300	99,613
#	Onward Holdings Co. Ltd.	40,800	85,021
	Open House Group Co. Ltd.	30,200	1,074,196
	Optex Group Co. Ltd.	7,100	97,744
*	Optim Corp.	7,000	42,460
	Optorun Co. Ltd.	3,700	52,539
	Oracle Corp.	8,700	463,462
#	Orchestra Holdings, Inc.	900	15,109
	Organo Corp.	9,600	165,634
	Oricon, Inc.	5,900	38,369
	Orient Corp.	24,930	201,929
	Oriental Consultants Holdings Co. Ltd.	2,100	36,820
	Oriental Shiraishi Corp.	40,000	72,057
	Origin Co. Ltd.	1,200	10,469
	Oro Co. Ltd.	2,200	24,776
	Osaka Gas Co. Ltd.	57,000	844,039
	Osaka Organic Chemical Industry Ltd.	8,300	110,903
	Osaka Soda Co. Ltd.	2,800	68,051
	Osaki Electric Co. Ltd.	9,400	32,961
	OSG Corp.	27,100	344,529
	Otsuka Corp.	39,700	1,250,238
	OUG Holdings, Inc.	1,000	15,723
	Outsourcing, Inc.	69,200	539,076
*	Oxide Corp.	700	28,722
	Oyo Corp.	9,900	150,299
#	Ozu Corp.	1,500	14,850
	Pacific Industrial Co. Ltd.	10,500	73,957
	Pack Corp.	8,900	140,730
	PAL GROUP Holdings Co. Ltd.	8,300	118,518
	PALTAC Corp.	14,000	397,681
	Pan Pacific International Holdings Corp.	63,400	1,040,440
	Panasonic Holdings Corp.	295,600	2,105,444
	PAPYLESS Co. Ltd.	2,000	13,952
#	Paraca, Inc.	900	11,532
	Paramount Bed Holdings Co. Ltd.	9,600	170,897
*	Park24 Co. Ltd.	50,200	669,063
	Parker Corp.	7,900	26,207
#	Pasco Corp.	2,100	18,183
	Pasona Group, Inc.	17,600	242,098
	PC Depot Corp.	18,520	34,743
	PCA Corp.	2,500	19,173
	PCI Holdings, Inc.	2,900	20,227
	Pegasus Sewing Machine Manufacturing Co. Ltd.	7,900	45,998
	Penta-Ocean Construction Co. Ltd.	120,400	598,773
	People Dreams & Technologies Group Co. Ltd.	3,600	65,458

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	PeptiDream, Inc.	4,800	$52,514
	Persol Holdings Co. Ltd.	77,600	1,553,733
#	Pharma Foods International Co. Ltd.	3,900	34,477
*	PIA Corp.	900	20,114
	Pigeon Corp.	49,500	648,403
	Pilot Corp.	11,900	462,663
	Plenus Co. Ltd.	4,700	83,258
	Pola Orbis Holdings, Inc.	28,600	315,892
	Pole To Win Holdings, Inc.	14,300	90,983
	Poppins Corp.	1,000	10,648
*	PR Times, Inc.	700	11,251
	Premium Group Co. Ltd.	13,500	160,008
#	Press Kogyo Co. Ltd.	20,000	55,932
	Pressance Corp.	11,500	117,971
	Prestige International, Inc.	50,500	243,920
	Procrea Holdings, Inc.	5,525	77,822
	Pronexus, Inc.	4,500	28,991
	Pro-Ship, Inc.	5,300	54,102
	Proto Corp.	10,400	81,461
	PS Mitsubishi Construction Co. Ltd.	15,100	62,537
	Punch Industry Co. Ltd.	8,400	22,688
	QB Net Holdings Co. Ltd.	3,500	30,918
	Qol Holdings Co. Ltd.	19,600	161,694
	Quick Co. Ltd.	9,900	128,680
#	Raccoon Holdings, Inc.	5,300	43,879
	Raito Kogyo Co. Ltd.	15,900	216,900
	Raiznext Corp.	5,500	46,068
	Rakus Co. Ltd.	32,400	359,848
#	Rakuten Group, Inc.	115,900	517,420
	Rasa Corp.	2,500	16,787
	Rasa Industries Ltd.	4,800	71,052
#	Raysum Co. Ltd.	7,500	81,179
	Recruit Holdings Co. Ltd.	375,900	11,566,881
	Relia, Inc.	10,600	71,132
	Relo Group, Inc.	71,500	1,007,747
#*	Remixpoint, Inc.	22,100	72,375
	Renaissance, Inc.	1,500	9,425
	Rengo Co. Ltd.	95,500	530,561
*	RENOVA, Inc.	17,900	392,860
	Resorttrust, Inc.	12,800	197,011
	Retail Partners Co. Ltd.	9,000	74,147
	Rheon Automatic Machinery Co. Ltd.	3,700	28,964
	Rhythm Co. Ltd.	1,800	19,992
	Riberesute Corp.	2,000	10,717
	Ricoh Co. Ltd.	68,700	503,419
	Ricoh Leasing Co. Ltd.	9,700	236,847
	Ride On Express Holdings Co. Ltd.	3,000	20,805
*	Right On Co. Ltd.	4,800	19,700
	Riken Keiki Co. Ltd.	5,400	148,476
	Riken Technos Corp.	21,600	74,886
	Riken Vitamin Co. Ltd.	6,200	78,577
	Rinnai Corp.	7,300	496,877
	Rion Co. Ltd.	3,400	46,573
	Riso Kagaku Corp.	2,700	42,887
	Rix Corp.	900	12,607
	Rohto Pharmaceutical Co. Ltd.	61,100	1,900,701
	Roland Corp.	5,800	164,580
	Roland DG Corp.	2,800	60,018
	Rorze Corp.	3,300	165,830

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Round One Corp.	44,400	$188,918
	Ryobi Ltd.	8,200	72,699
	Ryoden Corp.	8,900	99,309
	Ryohin Keikaku Co. Ltd.	163,400	1,537,598
	Ryosan Co. Ltd.	12,800	226,356
	S Foods, Inc.	2,800	51,252
	S&B Foods, Inc.	2,900	71,780
#	Sac’s Bar Holdings, Inc.	7,300	34,588
	Saibu Gas Holdings Co. Ltd.	11,800	136,826
	Saison Information Systems Co. Ltd.	3,100	36,811
	Sakai Chemical Industry Co. Ltd.	3,600	47,569
	Sakai Heavy Industries Ltd.	1,900	38,177
	Sakai Moving Service Co. Ltd.	2,400	75,861
	Sakata INX Corp.	28,900	206,814
	Sakura Internet, Inc.	8,400	29,889
	Sala Corp.	23,600	125,169
	SAMTY Co. Ltd.	7,300	115,371
	San Holdings, Inc.	2,400	26,780
	San ju San Financial Group, Inc.	2,200	21,525
	San-A Co. Ltd.	7,300	212,915
	San-Ai Obbli Co. Ltd.	42,000	346,908
*	Sanden Corp.	4,200	5,932
	Sanei Architecture Planning Co. Ltd.	3,700	38,540
	Sangetsu Corp.	24,000	254,127
	Sanken Electric Co. Ltd.	4,799	164,386
	Sanki Engineering Co. Ltd.	28,500	308,510
	Sanko Gosei Ltd.	5,600	17,551
	Sanko Metal Industrial Co. Ltd.	1,300	25,214
	Sankyo Co. Ltd.	6,900	227,851
	Sankyo Frontier Co. Ltd.	1,400	32,847
	Sankyo Seiko Co. Ltd.	22,200	70,371
	Sankyu, Inc.	14,200	423,397
#	Sanrio Co. Ltd.	7,100	189,322
	Sansei Technologies, Inc.	4,600	23,509
	Sansha Electric Manufacturing Co. Ltd.	4,600	27,939
	Sanshin Electronics Co. Ltd.	5,000	64,752
	Santec Corp.	800	16,243
	Santen Pharmaceutical Co. Ltd.	120,300	823,213
	Sanwa Holdings Corp.	100,200	863,134
	Sanyo Chemical Industries Ltd.	6,100	172,766
	Sanyo Denki Co. Ltd.	3,800	139,097
*	Sanyo Shokai Ltd.	4,300	33,977
	Sanyo Trading Co. Ltd.	10,700	74,650
	Sapporo Holdings Ltd.	25,600	564,654
#	Sata Construction Co. Ltd.	7,700	20,951
	Sato Foods Co. Ltd.	300	9,950
	Sato Holdings Corp.	9,800	120,895
	Sato Shoji Corp.	6,100	47,299
	Sawai Group Holdings Co. Ltd.	9,700	279,992
	Saxa Holdings, Inc.	1,300	10,898
	SB Technology Corp.	5,000	72,738
	SBI Holdings, Inc.	63,500	1,147,068
*	SBI Insurance Group Co. Ltd.	1,900	10,134
	SBS Holdings, Inc.	9,500	184,973
	Scala, Inc.	6,000	29,953
	SCREEN Holdings Co. Ltd.	15,200	834,281
	Scroll Corp.	10,400	48,232
	SCSK Corp.	38,229	564,010
	SE Corp.	3,000	6,636

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	SEC Carbon Ltd.	200	$9,228
	Secom Co. Ltd.	19,300	1,099,530
	Seed Co. Ltd.	2,100	7,014
	Sega Sammy Holdings, Inc.	30,900	395,251
	Seibu Holdings, Inc.	39,200	350,888
	Seika Corp.	4,900	53,889
	Seikitokyu Kogyo Co. Ltd.	5,800	31,928
	Seiko Electric Co. Ltd.	1,500	9,751
	Seiko Epson Corp.	66,000	896,026
	Seiko Group Corp.	7,500	158,859
	Seiko PMC Corp.	5,300	18,599
	Seino Holdings Co. Ltd.	31,800	244,345
	Seiren Co. Ltd.	14,500	227,115
	Sekisui House Ltd.	140,100	2,326,052
	Sekisui Jushi Corp.	11,500	131,680
	Sekisui Kasei Co. Ltd.	12,400	32,273
	SEMITEC Corp.	500	31,335
	Senko Group Holdings Co. Ltd.	43,020	287,369
#	Senshu Electric Co. Ltd.	8,800	159,434
	Senshukai Co. Ltd.	11,400	30,568
	Seria Co. Ltd.	17,400	284,256
	Seven & I Holdings Co. Ltd.	69,100	2,579,389
	Seven Bank Ltd.	319,000	575,411
	SG Holdings Co. Ltd.	73,500	973,955
#	Sharp Corp.	57,500	344,890
#	Shibaura Electronics Co. Ltd.	1,600	50,229
	Shibaura Machine Co. Ltd.	9,000	174,711
	Shibaura Mechatronics Corp.	1,700	111,601
	Shibuya Corp.	6,300	108,730
	Shidax Corp.	6,600	25,254
*	SHIFT, Inc.	4,800	749,493
	Shiga Bank Ltd.	9,700	164,207
	Shikibo Ltd.	3,500	19,806
	Shikoku Bank Ltd.	2,000	11,670
	Shikoku Chemicals Corp.	18,700	162,793
	Shima Seiki Manufacturing Ltd.	11,100	154,864
	Shimadzu Corp.	48,200	1,269,726
	Shimamura Co. Ltd.	8,400	679,286
	Shimano, Inc.	9,000	1,392,689
	Shimizu Corp.	110,800	552,891
#	Shimojima Co. Ltd.	4,600	32,513
	Shin Maint Holdings Co. Ltd.	900	7,731
	Shin Nippon Air Technologies Co. Ltd.	4,300	54,890
	Shinagawa Refractories Co. Ltd.	2,800	74,272
	Shin-Etsu Chemical Co. Ltd.	59,200	6,152,652
	Shin-Etsu Polymer Co. Ltd.	22,000	183,372
	Shinmaywa Industries Ltd.	23,100	157,534
	Shinnihon Corp.	9,900	48,178
	Shin-Nihon Tatemono Co. Ltd.	4,300	12,537
#	Shinnihonseiyaku Co. Ltd.	5,100	53,732
#	Shinsei Bank Ltd.	9,600	142,854
	Shinsho Corp.	2,000	53,717
	Shinwa Co. Ltd.	3,900	52,176
	Shinwa Co. Ltd.	2,600	13,868
	Shionogi & Co. Ltd.	11,200	520,097
	Ship Healthcare Holdings, Inc.	39,100	749,894
	Shiseido Co. Ltd.	79,800	2,756,069
	Shizuoka Financial Group, Inc.	71,100	448,984
	Shizuoka Gas Co. Ltd.	26,100	191,181

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	SHL-Japan Ltd.	1,100	$19,344
	SHO-BOND Holdings Co. Ltd.	10,800	467,209
	Shoei Co. Ltd.	6,000	221,271
	Shoei Foods Corp.	2,700	74,514
	Shofu, Inc.	2,800	47,445
	Showa Denko KK	95,900	1,400,001
	Sigma Koki Co. Ltd.	700	7,007
#	SIGMAXYZ Holdings, Inc.	11,800	94,775
*	Silver Life Co. Ltd.	500	5,023
	Sinanen Holdings Co. Ltd.	1,600	43,739
	Sinfonia Technology Co. Ltd.	8,600	78,242
	Sinko Industries Ltd.	7,600	79,136
	Sintokogio Ltd.	8,900	41,096
	SK Kaken Co. Ltd.	400	102,192
	SK-Electronics Co. Ltd.	3,800	32,061
	SKY Perfect JSAT Holdings, Inc.	42,800	149,908
	SMC Corp.	4,500	1,806,309
	SMK Corp.	800	14,237
	SMS Co. Ltd.	42,800	981,868
#	Snow Peak, Inc.	10,700	140,775
	SNT Corp.	2,900	4,209
	Soda Nikka Co. Ltd.	6,600	25,084
	Sodick Co. Ltd.	18,500	96,152
	Softbank Corp.	453,800	4,476,459
	SoftBank Group Corp.	120,368	5,166,959
	Softcreate Holdings Corp.	4,000	90,954
	Software Service, Inc.	900	49,781
	Sohgo Security Services Co. Ltd.	30,600	762,778
	Soiken Holdings, Inc.	9,300	21,890
	Soken Chemical & Engineering Co. Ltd.	5,100	65,272
	Soliton Systems KK	5,500	39,175
	Solxyz Co. Ltd.	7,200	17,996
	Sompo Holdings, Inc.	38,100	1,588,476
	Sony Group Corp.	204,300	13,776,896
	Sotetsu Holdings, Inc.	14,300	216,562
	Sotoh Co. Ltd.	2,400	13,231
#	Space Co. Ltd.	6,900	40,741
	Sparx Group Co. Ltd.	10,360	104,416
	SPK Corp.	3,600	34,281
	S-Pool, Inc.	39,900	254,790
#	Sprix Ltd.	3,000	20,006
	Square Enix Holdings Co. Ltd.	20,700	923,676
	SRA Holdings	7,000	151,014
#*	SRE Holdings Corp.	3,700	93,706
	St. Marc Holdings Co. Ltd.	3,400	37,104
	Star Mica Holdings Co. Ltd.	7,600	71,631
	Star Micronics Co. Ltd.	9,000	103,095
	Starts Corp., Inc.	16,500	291,447
	Stella Chemifa Corp.	5,100	91,488
	STI Foods Holdings, Inc.	400	7,538
	Strike Co. Ltd.	2,800	86,306
#	Studio Alice Co. Ltd.	3,900	54,454
	Subaru Corp.	103,500	1,617,790
	Subaru Enterprise Co. Ltd.	500	28,206
	Sugi Holdings Co. Ltd.	17,500	701,839
	Sugimoto & Co. Ltd.	4,900	64,283
	Suminoe Textile Co. Ltd.	2,300	27,498
	Sumitomo Bakelite Co. Ltd.	18,300	495,313
	Sumitomo Chemical Co. Ltd.	494,231	1,664,203

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Densetsu Co. Ltd.	8,800	$154,812
	Sumitomo Electric Industries Ltd.	93,100	972,924
	Sumitomo Forestry Co. Ltd.	38,900	608,535
	Sumitomo Heavy Industries Ltd.	42,400	803,681
	Sumitomo Metal Mining Co. Ltd.	97,200	2,724,597
	Sumitomo Mitsui Construction Co. Ltd.	66,200	194,476
#	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	147,256	824,634
	Sumitomo Mitsui Financial Group, Inc.	124,304	3,490,650
	Sumitomo Mitsui Trust Holdings, Inc.	53,800	1,547,773
	Sumitomo Pharma Co. Ltd.	64,300	447,908
	Sumitomo Precision Products Co. Ltd.	1,700	28,293
	Sumitomo Realty & Development Co. Ltd.	54,600	1,252,191
	Sumitomo Seika Chemicals Co. Ltd.	4,100	81,840
	Sun Frontier Fudousan Co. Ltd.	15,400	118,903
	Sundrug Co. Ltd.	33,400	776,649
	Suntory Beverage & Food Ltd.	29,500	986,972
	Suruga Bank Ltd.	42,800	113,374
	Suzuken Co. Ltd.	33,790	752,292
	Suzuki Motor Corp.	26,800	906,103
	SWCC Showa Holdings Co. Ltd.	9,700	116,525
#*	SymBio Pharmaceuticals Ltd.	7,700	35,967
	Sysmex Corp.	38,500	2,072,218
	System D, Inc.	700	7,004
	System Information Co. Ltd.	1,100	7,340
	System Research Co. Ltd.	2,300	31,112
	System Support, Inc.	700	6,769
	Systems Engineering Consultants Co. Ltd.	1,000	15,099
	Systena Corp.	107,700	301,870
	Syuppin Co. Ltd.	13,500	135,779
	T Hasegawa Co. Ltd.	8,100	172,303
	T RAD Co. Ltd.	1,600	29,220
	T&D Holdings, Inc.	79,700	788,249
	T&K Toka Co. Ltd.	14,500	93,216
	Tachibana Eletech Co. Ltd.	2,200	24,425
	Tachikawa Corp.	2,200	15,644
	Tachi-S Co. Ltd.	3,000	22,245
	Tadano Ltd.	44,900	274,460
	Taihei Dengyo Kaisha Ltd.	5,000	110,364
	Taiho Kogyo Co. Ltd.	4,100	19,057
	Taikisha Ltd.	17,200	405,815
	Taisei Corp.	26,700	727,324
	Taisei Lamick Co. Ltd.	2,800	56,453
	Taisei Oncho Co. Ltd.	1,900	23,509
	Taisho Pharmaceutical Holdings Co. Ltd.	7,000	252,476
	Taiyo Holdings Co. Ltd.	21,700	382,711
	Takamatsu Construction Group Co. Ltd.	7,500	97,801
	Takamiya Co. Ltd.	13,900	38,044
	Takano Co. Ltd.	1,800	7,927
	Takaoka Toko Co. Ltd.	4,100	50,603
	Takara & Co. Ltd.	5,100	74,058
	Takara Bio, Inc.	14,500	169,644
	Takara Holdings, Inc.	55,500	386,053
	Takara Standard Co. Ltd.	8,400	72,130
#	Takasago International Corp.	8,800	165,348
	Takasago Thermal Engineering Co. Ltd.	33,700	409,962
	Takashima & Co. Ltd.	1,300	23,329
	Takashimaya Co. Ltd.	33,800	418,120
	Takasho Co. Ltd.	4,500	20,532
	Takeda Pharmaceutical Co. Ltd.	104,030	2,747,328

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Takeda Pharmaceutical Co. Ltd., Sponsored ADR	5,752	$76,041
	Takemoto Yohki Co. Ltd.	2,800	13,760
	Takeuchi Manufacturing Co. Ltd.	17,700	356,955
#	Takihyo Co. Ltd.	2,000	9,964
#	Takisawa Machine Tool Co. Ltd.	3,300	23,646
	Takuma Co. Ltd.	30,000	249,068
#	Tama Home Co. Ltd.	8,100	126,985
	Tanseisha Co. Ltd.	17,500	94,322
	Tatsuta Electric Wire & Cable Co. Ltd.	16,100	47,639
	Tayca Corp.	7,000	59,232
	Tazmo Co. Ltd.	1,100	11,524
	Tbk Co. Ltd.	3,900	7,286
	TBS Holdings, Inc.	10,500	108,768
	TDC Soft, Inc.	5,900	50,630
	TechMatrix Corp.	14,200	161,279
	TECHNO ASSOCIE Co. Ltd.	3,000	21,159
	Techno Horizon Co. Ltd.	7,800	26,746
	Techno Medica Co. Ltd.	2,500	27,406
	Techno Quartz, Inc.	500	17,269
	Techno Ryowa Ltd.	4,200	24,704
	Techno Smart Corp.	1,700	13,920
	Technoflex Corp.	1,200	8,085
	TechnoPro Holdings, Inc.	68,100	1,633,743
	Tecnos Japan, Inc.	6,800	20,587
	Teijin Ltd.	114,200	1,036,821
	Teikoku Electric Manufacturing Co. Ltd.	4,000	53,203
	Teikoku Sen-I Co. Ltd.	7,800	83,551
	Teikoku Tsushin Kogyo Co. Ltd.	900	9,110
	Tekken Corp.	5,500	65,215
#	Temairazu, Inc.	1,100	42,226
	Tenma Corp.	3,300	45,879
	Terumo Corp.	14,800	449,165
#	Tess Holdings Co. Ltd.	3,800	26,044
	T-Gaia Corp.	10,600	117,989
	THK Co. Ltd.	22,100	385,421
	Tigers Polymer Corp.	2,500	6,554
	TIS, Inc.	49,000	1,321,125
	TKC Corp.	9,100	232,295
	Toa Corp.	9,200	48,139
	Toa Corp.	5,700	93,192
	TOA ROAD Corp.	1,400	56,637
	Toagosei Co. Ltd.	42,200	324,233
	Tobishima Corp.	10,030	69,974
	Tobu Railway Co. Ltd.	13,400	309,975
	TOC Co. Ltd.	13,400	69,643
	Tocalo Co. Ltd.	13,200	105,463
	Toda Corp.	96,300	481,332
#*	Toda Kogyo Corp.	2,000	40,411
	Toei Animation Co. Ltd.	2,700	277,041
#	Toei Co. Ltd.	900	110,549
#	Toell Co. Ltd.	3,900	19,362
	Toenec Corp.	4,700	111,100
	Togami Electric Manufacturing Co. Ltd.	800	9,171
	Toho Co. Ltd.	9,400	334,249
	Toho Co. Ltd.	3,300	37,957
	Toho Gas Co. Ltd.	40,600	756,451
	Toho Holdings Co. Ltd.	34,300	466,461
	Toho Titanium Co. Ltd.	14,000	210,977
	Toho Zinc Co. Ltd.	6,800	97,270

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tohokushinsha Film Corp.	5,900	$25,355
	Tokai Carbon Co. Ltd.	20,000	130,518
	Tokai Corp.	9,500	120,623
	TOKAI Holdings Corp.	29,800	177,974
	Tokai Rika Co. Ltd.	13,500	140,879
	Tokai Tokyo Financial Holdings, Inc.	62,600	143,501
	Token Corp.	2,320	122,298
	Tokio Marine Holdings, Inc.	207,900	3,764,062
	Tokushu Tokai Paper Co. Ltd.	2,800	55,071
*	Tokyo Base Co. Ltd.	5,000	11,766
	Tokyo Century Corp.	23,100	787,881
	Tokyo Electron Ltd.	24,500	6,445,863
	Tokyo Energy & Systems, Inc.	12,500	77,673
	Tokyo Gas Co. Ltd.	70,900	1,267,089
	Tokyo Individualized Educational Institute, Inc.	11,400	39,373
	Tokyo Keiki, Inc.	4,000	34,404
*	Tokyo Kikai Seisakusho Ltd.	1,600	6,297
	Tokyo Ohka Kogyo Co. Ltd.	18,000	776,010
	Tokyo Sangyo Co. Ltd.	11,000	59,811
	Tokyo Seimitsu Co. Ltd.	16,000	481,193
	Tokyo Steel Manufacturing Co. Ltd.	5,800	49,797
	Tokyo Tatemono Co. Ltd.	95,800	1,317,473
#	Tokyo Theatres Co., Inc.	3,200	24,010
	Tokyotokeiba Co. Ltd.	4,500	125,286
	Tokyu Construction Co. Ltd.	35,700	149,822
	Tokyu Corp.	58,583	675,486
	Tokyu Fudosan Holdings Corp.	214,000	1,085,745
	Toli Corp.	19,900	26,757
	Tomoe Corp.	6,300	14,857
	Tomoe Engineering Co. Ltd.	3,700	58,782
	Tomoku Co. Ltd.	4,400	44,412
	TOMONY Holdings, Inc.	33,900	73,654
	Tomy Co. Ltd.	58,500	513,680
	Tonami Holdings Co. Ltd.	2,100	49,799
	Topcon Corp.	51,600	564,418
	Toppan, Inc.	24,740	368,976
	Topre Corp.	9,900	78,281
	Toray Industries, Inc.	292,007	1,418,380
	Torex Semiconductor Ltd.	2,000	39,069
#	Toridoll Holdings Corp.	10,200	198,327
	Torii Pharmaceutical Co. Ltd.	1,200	24,350
	Torishima Pump Manufacturing Co. Ltd.	6,900	59,774
	Tosei Corp.	14,000	133,518
	Toshiba Corp.	43,100	1,495,636
	Toshiba TEC Corp.	12,900	333,972
	Totech Corp.	3,200	75,189
	Totetsu Kogyo Co. Ltd.	10,900	180,954
	TOTO Ltd.	15,900	453,510
#	Totoku Electric Co. Ltd.	800	11,835
	Tow Co. Ltd.	17,400	35,916
	Towa Corp.	7,800	94,135
#	Towa Pharmaceutical Co. Ltd.	6,400	96,332
	Toyo Construction Co. Ltd.	31,500	190,334
	Toyo Corp.	5,100	44,517
	Toyo Denki Seizo KK	2,600	14,870
#*	Toyo Engineering Corp.	23,300	91,652
	Toyo Gosei Co. Ltd.	1,700	87,377
	Toyo Ink SC Holdings Co. Ltd.	26,000	334,772
	Toyo Kanetsu KK	5,100	84,378

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toyo Logistics Co. Ltd.	7,500	$13,015
	Toyo Machinery & Metal Co. Ltd.	5,800	20,243
	Toyo Seikan Group Holdings Ltd.	56,400	645,072
	Toyo Suisan Kaisha Ltd.	5,500	206,344
	Toyo Tanso Co. Ltd.	5,400	135,141
	Toyo Wharf & Warehouse Co. Ltd.	1,300	9,868
	Toyobo Co. Ltd.	37,023	258,612
	Toyoda Gosei Co. Ltd.	18,100	289,360
	Toyota Boshoku Corp.	33,700	428,818
	Toyota Industries Corp.	17,400	896,365
	Toyota Motor Corp.	1,239,500	17,197,566
	Toyota Tsusho Corp.	86,000	2,886,667
	TPR Co. Ltd.	9,900	83,103
	Trancom Co. Ltd.	1,700	87,103
#	Trans Genic, Inc.	8,600	18,330
#	Transaction Co. Ltd.	7,000	53,216
	Transcosmos, Inc.	7,200	165,523
	Treasure Factory Co. Ltd.	1,500	22,478
	Trend Micro, Inc.	36,500	1,840,457
	Trenders, Inc.	1,400	17,186
	Trusco Nakayama Corp.	27,200	364,332
	TS Tech Co. Ltd.	41,300	431,903
	TSI Holdings Co. Ltd.	23,500	71,121
	Tsubaki Nakashima Co. Ltd.	15,700	130,059
	Tsubakimoto Chain Co.	8,400	179,842
	Tsubakimoto Kogyo Co. Ltd.	2,400	61,688
	Tsugami Corp.	19,400	145,290
	Tsuruha Holdings, Inc.	20,400	1,185,150
	Tsurumi Manufacturing Co. Ltd.	6,800	101,026
	Tsutsumi Jewelry Co. Ltd.	2,500	34,996
	TV Asahi Holdings Corp.	9,700	90,859
	Tv Tokyo Holdings Corp.	3,700	47,313
#	Twinbird Corp.	2,100	8,666
	TYK Corp.	7,300	12,509
	UACJ Corp.	17,100	243,141
	Ubicom Holdings, Inc.	1,600	26,062
	Uchida Yoko Co. Ltd.	2,400	73,218
#	Ueki Corp.	1,200	9,944
	ULS Group, Inc.	1,400	29,497
	Ultrafabrics Holdings Co. Ltd.	1,400	46,847
	Ulvac, Inc.	11,100	437,573
	Unicharm Corp.	36,600	1,112,326
	Union Tool Co.	1,300	31,295
	Unipres Corp.	18,200	106,370
	UNIRITA, Inc.	600	7,205
	United Arrows Ltd.	6,100	82,885
	United Super Markets Holdings, Inc.	22,300	157,016
#	UNITED, Inc.	4,400	38,580
	Urbanet Corp. Co. Ltd.	14,400	29,814
	User Local, Inc.	1,000	10,813
	Ushio, Inc.	37,500	389,414
	USS Co. Ltd.	54,400	820,828
	UT Group Co. Ltd.	17,200	280,380
*	UUUM Co. Ltd.	3,100	20,257
	V Technology Co. Ltd.	4,700	88,403
	Valor Holdings Co. Ltd.	14,700	169,982
	Valqua Ltd.	10,100	178,652
	Value HR Co. Ltd.	3,200	33,004
	ValueCommerce Co. Ltd.	7,300	106,491

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Valuence Holdings, Inc.	1,300	$25,526
#	V-Cube, Inc.	7,600	51,537
	Vector, Inc.	17,100	127,077
	Vertex Corp.	4,800	41,149
	VINX Corp.	2,100	22,394
*	Visional, Inc.	11,000	747,724
	Vital KSK Holdings, Inc.	11,600	58,339
	VT Holdings Co. Ltd.	37,300	120,844
	Wacoal Holdings Corp.	29,400	473,402
	Wacom Co. Ltd.	67,900	294,637
	Waida Manufacturing Co. Ltd.	1,800	11,260
	Wakachiku Construction Co. Ltd.	2,300	38,828
	Wakita & Co. Ltd.	15,300	120,784
#	Waseda Academy Co. Ltd.	3,600	27,704
	Watahan & Co. Ltd.	7,500	69,710
	Watts Co. Ltd.	3,400	14,633
	Wavelock Holdings Co. Ltd.	1,400	5,639
#	WDB Holdings Co. Ltd.	8,000	137,972
	Wealth Management, Inc./ Tokyo	3,600	30,735
	Weathernews, Inc.	1,600	83,333
	Welbe, Inc.	2,500	16,028
	Welcia Holdings Co. Ltd.	40,500	846,506
#	Wellnet Corp.	9,400	40,477
#	West Holdings Corp.	14,884	444,788
	West Japan Railway Co.	16,900	670,027
	Will Group, Inc.	11,800	112,971
	WingArc1st, Inc.	7,300	117,081
	WIN-Partners Co. Ltd.	4,900	31,940
	Wood One Co. Ltd.	4,921	30,690
#	Workman Co. Ltd.	8,100	276,328
	World Co. Ltd.	10,200	95,721
	World Holdings Co. Ltd.	4,000	70,157
	Wowow, Inc.	3,100	26,086
	Xebio Holdings Co. Ltd.	9,700	65,788
#	YAC Holdings Co. Ltd.	3,300	28,459
	Yachiyo Industry Co. Ltd.	1,400	6,024
	Yahagi Construction Co. Ltd.	12,700	64,021
	Yakult Honsha Co. Ltd.	18,400	1,019,340
	YAKUODO Holdings Co. Ltd.	4,600	86,071
	YAMABIKO Corp.	14,200	109,344
	YAMADA Consulting Group Co. Ltd.	7,800	63,903
	Yamada Holdings Co. Ltd.	212,320	684,204
	Yamae Group Holdings Co. Ltd.	2,900	29,492
	Yamagata Bank Ltd.	3,400	23,333
	Yamaguchi Financial Group, Inc.	51,800	272,792
	Yamaha Corp.	8,500	320,911
	Yamaha Motor Co. Ltd.	66,700	1,376,858
#	YA-MAN Ltd.	19,300	144,660
	Yamashin-Filter Corp.	9,200	25,700
	Yamatane Corp.	2,200	23,833
	Yamato Corp.	10,100	45,403
	Yamato Holdings Co. Ltd.	38,400	568,676
	Yamato International, Inc.	6,300	10,072
#	Yamaura Corp.	1,600	10,647
#	Yamaya Corp.	1,000	16,533
	Yamazaki Baking Co. Ltd.	45,100	459,538
#	Yamazawa Co. Ltd.	1,400	10,897
	Yamazen Corp.	26,000	161,644
	Yaoko Co. Ltd.	8,500	369,776

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yaskawa Electric Corp.	44,700	$1,237,711
	Yasuda Logistics Corp.	5,700	35,199
	YE DIGITAL Corp.	5,200	14,084
	Yellow Hat Ltd.	14,500	173,846
	Yodogawa Steel Works Ltd.	10,200	165,811
	Yokogawa Bridge Holdings Corp.	14,300	190,041
	Yokogawa Electric Corp.	11,500	192,293
	Yokorei Co. Ltd.	18,400	111,605
	Yokowo Co. Ltd.	4,600	62,699
	Yomeishu Seizo Co. Ltd.	2,100	25,452
	Yondenko Corp.	5,800	70,550
	Yondoshi Holdings, Inc.	6,000	68,644
	Yonex Co. Ltd.	16,600	153,784
	Yoshinoya Holdings Co. Ltd.	15,000	235,753
	Yotai Refractories Co. Ltd.	9,100	84,569
	Yuasa Funashoku Co. Ltd.	400	6,894
	Yuasa Trading Co. Ltd.	7,200	179,211
	Yurtec Corp.	19,500	93,334
	Yushin Precision Equipment Co. Ltd.	6,100	28,829
	Yushiro Chemical Industry Co. Ltd.	2,700	14,673
	Yutaka Giken Co. Ltd.	1,500	17,249
	Z Holdings Corp.	247,600	638,996
	Zaoh Co. Ltd.	2,300	25,374
	Zenitaka Corp.	900	17,030
	Zenkoku Hosho Co. Ltd.	20,400	673,136
	Zenrin Co. Ltd.	9,950	58,566
	Zensho Holdings Co. Ltd.	21,368	533,288
	Zeon Corp.	69,400	584,991
	ZERIA Pharmaceutical Co. Ltd.	3,200	47,669
	ZIGExN Co. Ltd.	30,800	75,768
	ZOZO, Inc.	28,700	608,962
	Zuiko Corp.	6,500	29,269

TOTAL JAPAN			566,627,534

NETHERLANDS — (4.1%)
	Aalberts NV	23,609	819,035
Ω	ABN AMRO Bank NV	153,781	1,511,764
	Acomo NV	10,798	201,780
*Ω	Adyen NV	2,911	4,155,740
	Aegon NV	448,929	2,078,163
	Aegon NV, Class NY	290,070	1,337,223
	Akzo Nobel NV	59,092	3,648,098
*Ω	Alfen Beheer BV	11,807	1,252,471
	AMG Advanced Metallurgical Group NV	8,773	274,094
	APERAM SA	25,541	666,910
	Arcadis NV	36,472	1,237,752
	ASM International NV	8,114	1,794,977
#	ASML Holding NV	6,365	2,985,694
#	ASML Holding NV	56,060	26,483,865
	ASR Nederland NV	97,797	4,306,283
*	Avantium NV.	4,980	16,343
Ω	B&S Group Sarl	10,369	54,285
#*Ω	Basic-Fit NV	8,718	219,571
	BE Semiconductor Industries NV	34,549	1,760,782
	Beter Bed Holding NV	3,566	10,385
	Brunel International NV	13,873	127,788
	Coca-Cola Europacific Partners PLC	44,682	2,109,140
	Corbion NV	19,456	518,097
Ω	Flow Traders	12,349	297,134

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
#	ForFarmers NV	14,215	$38,533
*	Fugro NV	35,053	455,309
	Heijmans NV	16,800	170,238
	Heineken NV	17,742	1,482,064
	IMCD NV	18,540	2,404,534
	ING Groep NV	669,178	6,584,434
*Ω	Intertrust NV	31,283	617,117
	JDE Peet’s NV	8,539	244,430
	Kendrion NV	6,117	88,471
	Koninklijke Ahold Delhaize NV	224,843	6,270,481
*	Koninklijke BAM Groep NV	117,991	257,506
	Koninklijke DSM NV	31,127	3,661,479
	Koninklijke KPN NV	1,485,489	4,155,069
	Koninklijke Philips NV	111,278	1,411,548
	Koninklijke Philips NV	84,221	1,065,399
	Koninklijke Vopak NV	29,200	596,614
*Ω	Lucas Bols NV	4,403	43,466
	Nedap NV	1,876	100,910
	NN Group NV	93,173	3,945,172
	Ordina NV	40,483	155,529
#*	Pharming Group NV	102,382	105,923
#	PostNL NV	189,307	296,396
	Prosus NV	118,163	5,109,565
	Randstad NV	74,566	3,716,309
Ω	Signify NV	53,692	1,487,546
	Sligro Food Group NV	12,067	175,055
	TKH Group NV	14,207	502,391
*	TomTom NV	11,846	92,598
	Universal Music Group NV	66,813	1,311,903
	Van Lanschot Kempen NV	13,168	284,190
	Wolters Kluwer NV	93,719	9,958,442

TOTAL NETHERLANDS			114,655,995

NEW ZEALAND — (0.4%)
*	AFT Pharmaceuticals Ltd.	3,673	7,925
	Arvida Group Ltd.	115,414	84,485
*	Auckland International Airport Ltd.	133,485	596,736
#	Briscoe Group Ltd.	8,008	23,259
	Chorus Ltd.	207,081	999,727
	Chorus Ltd., ADR	880	20,381
	Contact Energy Ltd.	49,570	217,434
	EBOS Group Ltd.	28,592	623,336
	Fisher & Paykel Healthcare Corp. Ltd.	72,482	823,759
	Fletcher Building Ltd.	102,197	305,153
	Freightways Ltd.	77,207	463,914
#*	Gentrack Group Ltd.	3,743	3,333
	Hallenstein Glasson Holdings Ltd.	25,034	77,642
	Heartland Group Holdings Ltd.	225,706	224,206
	Infratil Ltd.	157,612	800,317
	Investore Property Ltd.	76,064	68,157
	KMD Brands Ltd.	256,380	160,955
	Mainfreight Ltd.	9,184	405,877
#	Manawa Energy Ltd.	30,134	92,253
	Mercury NZ Ltd.	89,729	303,400
#	Meridian Energy Ltd.	182,698	517,875
	Napier Port Holdings Ltd.	4,632	7,648
*	NEW Zealand King Salmon Investments Ltd.	7,998	1,097
	NZME Ltd.	21,581	14,157
#	NZX Ltd.	154,845	107,992

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Oceania Healthcare Ltd.	113,838	$56,848
#*	Pacific Edge Ltd.	50,042	12,502
	PGG Wrightson Ltd.	6,317	15,063
	Port of Tauranga Ltd.	30,109	113,598
*	Pushpay Holdings Ltd.	294,585	213,684
*	Rakon Ltd.	23,774	16,691
	Restaurant Brands New Zealand Ltd.	7,448	30,955
	Ryman Healthcare Ltd.	28,558	139,086
*	Serko Ltd.	12,104	20,918
	Skellerup Holdings Ltd.	41,550	127,888
	SKY Network Television Ltd.	74,505	93,931
*	SKYCITY Entertainment Group Ltd.	295,839	498,770
	Spark New Zealand Ltd.	354,075	1,053,997
	Summerset Group Holdings Ltd.	48,707	274,042
	TOWER Ltd.	162,997	62,065
	Turners Automotive Group Ltd.	11,522	23,785
	Vector Ltd.	56,952	135,734
*	Vista Group International Ltd.	55,777	49,966
#	Warehouse Group Ltd.	78,685	141,796

TOTAL NEW ZEALAND			10,032,337

NORWAY — (0.7%)
	2020 Bulkers Ltd.	3,508	26,399
	ABG Sundal Collier Holding ASA	136,945	72,668
*	Adevinta ASA	35,450	242,668
	AF Gruppen ASA	13,278	192,327
#*	Akastor ASA.	93,032	91,327
*	Aker Carbon Capture ASA	41,096	46,246
	Aker Solutions ASA	170,260	650,061
	AKVA Group ASA	1,484	7,254
*	Archer Ltd.	62,371	21,996
*	ArcticZymes Technologies ASA	5,394	34,753
	Atea ASA	58,300	648,734
*	Axactor ASA	35,548	20,479
*	Borr Drilling Ltd.	7,159	35,104
	Borregaard ASA	29,978	403,063
	Bouvet ASA	24,478	129,468
#*Ω	Crayon Group Holding ASA	17,098	141,753
	DNB Bank ASA	178,049	3,149,131
	Elopak ASA	5,276	11,871
Ω	Entra ASA	17,445	159,011
Ω	Europris ASA	109,562	652,350
*	Gaming Innovation Group, Inc.	24,286	62,236
	Gjensidige Forsikring ASA	30,431	556,240
#*	Hexagon Composites ASA	33,877	77,837
	Hunter Group ASA	166,241	34,670
Ω	Kid ASA	12,875	96,607
	Kitron ASA	67,277	150,752
Ω	Klaveness Combination Carriers ASA	1,888	11,630
*	Komplett Bank ASA	37,152	18,178
*	Kongsberg Automotive ASA	217,736	57,183
	Kongsberg Gruppen ASA	14,797	530,626
	Leroy Seafood Group ASA	35,948	165,529
*	LINK Mobility Group Holding ASA	69,424	53,904
*	Magnora ASA	9,926	21,575
	Medistim ASA	2,470	57,374
#*	Meltwater NV	31,438	38,613
	Mowi ASA	26,435	394,566
Ω	Multiconsult ASA	5,960	71,310

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	Napatech AS	6,392	$8,446
*	Nekkar ASA	31,393	18,868
#*	NEL ASA	256,312	313,298
*	Nordic Semiconductor ASA	38,974	550,208
	Norsk Hydro ASA	53,340	338,513
*Ω	Norske Skog ASA	8,765	54,030
*	Norway Royal Salmon ASA	6,537	83,107
*	NRC Group ASA	26,226	44,468
*	Odfjell Drilling Ltd.	68,093	177,950
*	Odfjell Technology Ltd.	10,663	23,323
Ω	Okeanis Eco Tankers Corp.	2,192	35,628
	Orkla ASA	86,136	581,001
	Otello Corp. ASA	15,843	12,742
#*	PGS ASA	211,130	136,060
*	PhotoCure ASA	1,744	15,456
	Protector Forsikring ASA	18,151	216,110
*	Q-Free ASA	16,611	9,737
	Salmar ASA	7,869	266,772
	Sandnes Sparebank	3,741	32,022
Ω	Scatec ASA	54,170	383,721
	Schibsted ASA, Class A	15,922	245,740
	Schibsted ASA, Class B	21,036	312,745
*	Self Storage Group ASA	10,099	27,401
	Selvaag Bolig ASA	22,230	71,933
*Ω	Shelf Drilling Ltd.	52,855	114,037
	SpareBank 1 Helgeland	658	7,145
	Sparebank 1 Oestlandet	17,546	189,702
	SpareBank 1 SR-Bank ASA	55,393	564,077
	Storebrand ASA	146,639	1,140,756
	Subsea 7 SA	132,812	1,325,051
	TGS ASA	89,572	1,219,507
	TOMRA Systems ASA	35,429	572,235
*	Ultimovacs ASA	1,432	10,811
	Veidekke ASA	40,140	333,866
*	Volue ASA	12,919	33,589
Ω	XXL ASA	53,140	23,115

TOTAL NORWAY			18,628,663

PORTUGAL — (0.2%)
	Altri SGPS SA	40,466	225,179
*††	Banco Espirito Santo SA	18,689	0
	Corticeira Amorim SGPS SA	15,139	146,287
#	CTT-Correios de Portugal SA	38,927	120,156
	EDP - Energias de Portugal SA	182,020	795,303
	EDP Renovaveis SA	72,273	1,520,803
*	Greenvolt-Energias Renovaveis SA	9,611	73,825
	Jeronimo Martins SGPS SA	72,253	1,495,132
	Navigator Co. SA	67,060	255,488
#	NOS SGPS SA	65,436	256,300
#	Novabase SGPS SA	2,429	10,072
#	REN - Redes Energeticas Nacionais SGPS SA	167,843	434,414
	Sonae SGPS SA	441,586	424,097

TOTAL PORTUGAL			5,757,056

SINGAPORE — (0.7%)
	AEM Holdings Ltd.	58,200	131,985
*	Avarga Ltd.	145,200	25,147
	Aztech Global Ltd.	33,800	18,754

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#*††	Best World International Ltd.	13,323	$9,600
	Boustead Projects Ltd.	5,100	3,011
	Boustead Singapore Ltd.	106,100	58,859
	BRC Asia Ltd.	23,800	27,233
	Bukit Sembawang Estates Ltd.	79,000	226,624
	Capitaland Investment Ltd.	162,500	345,580
	Centurion Corp. Ltd.	148,900	34,645
	China Aviation Oil Singapore Corp. Ltd.	148,900	69,949
	China Sunsine Chemical Holdings Ltd.	198,500	59,016
	Chip Eng Seng Corp. Ltd.	265,600	135,111
	City Developments Ltd.	145,900	786,636
*	COSCO Shipping International Singapore Co. Ltd.	268,200	30,714
	CSE Global Ltd.	200,000	49,505
	Dasin Retail Trust	37,500	7,416
	DBS Group Holdings Ltd.	250,277	6,050,772
	DFI Retail Group Holdings Ltd.	120,400	269,925
*	Dyna-Mac Holdings Ltd.	224,000	28,271
*††	Ezion Holdings Ltd.	350,280	0
#*††	Ezra Holdings Ltd.	194,482	283
	Far East Orchard Ltd.	51,607	37,973
	Food Empire Holdings Ltd.	66,800	23,621
	Frasers Property Ltd.	118,400	74,874
#	Frencken Group Ltd.	127,100	75,432
	Fu Yu Corp. Ltd.	192,800	27,238
*	Gallant Venture Ltd.	272,800	24,856
	GK Goh Holdings Ltd.	1,700	1,081
	Grand Venture Technology Ltd.	41,400	14,353
	Great Eastern Holdings Ltd.	16,100	203,564
	GuocoLand Ltd.	129,966	142,451
	Haw Par Corp. Ltd.	37,400	249,682
	Ho Bee Land Ltd.	82,800	135,183
	Hongkong Land Holdings Ltd.	124,300	478,541
	Hour Glass Ltd.	66,500	91,679
	HRnetgroup Ltd.	119,200	61,497
	iFAST Corp. Ltd.	76,600	219,465
	InnoTek Ltd.	33,100	10,054
	Metro Holdings Ltd.	159,400	70,337
	Micro-Mechanics Holdings Ltd.	22,100	42,956
#*††	Midas Holdings Ltd.	200,100	0
	Nanofilm Technologies International Ltd.	61,800	76,036
	NSL Ltd.	2,000	1,146
	OUE Ltd.	72,500	64,553
	Oversea-Chinese Banking Corp. Ltd.	392,345	3,367,922
	Oxley Holdings Ltd.	373,865	39,127
	Pacific Century Regional Developments Ltd.	48,300	12,966
	Pan-United Corp. Ltd.	105,900	30,325
	Propnex Ltd.	34,600	31,781
	PSC Corp. Ltd.	60,700	14,617
	Q&M Dental Group Singapore Ltd.	53,280	12,597
*	Raffles Education Ltd.	86,403	3,108
	Raffles Medical Group Ltd.	164,600	154,651
	Riverstone Holdings Ltd.	107,300	40,887
*	SATS Ltd.	43,960	84,855
*	Sembcorp Marine Ltd.	3,803,700	340,863
	Sheng Siong Group Ltd.	187,800	207,130
*	SIA Engineering Co. Ltd.	33,500	51,142
	SIIC Environment Holdings Ltd.	661,100	68,814
	Silverlake Axis Ltd.	218,300	50,071
	Singapore Exchange Ltd.	144,800	861,072

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Singapore Land Group Ltd.	68,500	$105,178
	Singapore Post Ltd.	613,600	234,307
	Singapore Technologies Engineering Ltd.	316,400	737,634
	StarHub Ltd.	111,900	84,596
	Straits Trading Co. Ltd.	113,162	164,728
*††	Swiber Holdings Ltd.	50,250	0
	Thomson Medical Group Ltd.	916,800	49,861
	UMS Holdings Ltd.	187,375	118,512
	UOB-Kay Hian Holdings Ltd.	101,929	95,820
	UOL Group Ltd.	113,751	496,840
	Valuetronics Holdings Ltd.	196,810	61,883
	Venture Corp. Ltd.	55,500	624,561
	Vicom Ltd.	32,400	43,054
	Wing Tai Holdings Ltd.	258,800	278,249
*	Yangzijiang Financial Holding Ltd.	521,700	114,237
	Yangzijiang Shipbuilding Holdings Ltd.	521,700	442,258

TOTAL SINGAPORE			19,519,254

SPAIN — (2.0%)
	Acciona SA	20,585	3,706,568
	Acerinox SA	90,223	790,718
#	ACS Actividades de Construccion y Servicios SA	67,040	1,720,331
Ω	Aedas Homes SA	5,100	66,976
*Ω	Aena SME SA	8,451	993,258
	Almirall SA	20,530	191,288
*	Amadeus IT Group SA	100,884	5,261,631
*	Amper SA	270,945	40,026
	Applus Services SA	73,138	431,883
	Atresmedia Corp. de Medios de Comunicacion SA	47,090	135,896
	Azkoyen SA	4,058	24,458
	Banco de Sabadell SA	3,591,186	2,825,559
#	Banco Santander SA	2,297,271	5,957,916
	Banco Santander SA, Sponsored ADR	69,983	182,655
	Bankinter SA	256,264	1,550,130
	CaixaBank SA	820,992	2,722,445
*††	Caja de Ahorros del Mediterraneo	233	0
	Construcciones y Auxiliar de Ferrocarriles SA	11,780	307,560
*	Distribuidora Internacional de Alimentacion SA	2,907,866	35,315
#*	Duro Felguera SA	19,192	12,087
*	eDreams ODIGEO SA	8,936	36,963
	Elecnor SA	13,628	136,087
	Enagas SA	94,997	1,542,172
	Ence Energia y Celulosa SA	12,991	44,492
	Endesa SA	73,955	1,235,643
	Ercros SA	25,749	82,667
	Faes Farma SA	133,829	505,135
	Ferrovial SA	52,726	1,288,537
#	Fluidra SA	47,204	641,071
Ω	Gestamp Automocion SA	49,585	174,603
Ω	Global Dominion Access SA	26,409	96,918
*	Grenergy Renovables SA	3,309	102,073
#*	Grifols SA	49,627	422,205
	Grupo Catalana Occidente SA	17,672	479,956
	Grupo Empresarial San Jose SA	2,330	8,474
	Iberdrola SA	608,903	6,192,101
	Iberpapel Gestion SA	2,308	30,555
	Indra Sistemas SA	114,028	1,019,829
#	Industria de Diseno Textil SA	177,155	4,021,099
	Laboratorios Farmaceuticos Rovi SA	9,102	413,979

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	271,201	$254,178
	Mapfre SA	458,976	787,231
Ω	Metrovacesa SA	1,944	13,753
	Naturgy Energy Group SA	15,479	397,230
Ω	Neinor Homes SA	14,848	118,705
*	Obrascon Huarte Lain SA	90,887	38,623
	Pharma Mar SA	5,958	356,991
*	Promotora de Informaciones SA, Class A	51,144	16,915
#Ω	Prosegur Cash SA	168,648	101,623
#	Prosegur Cia de Seguridad SA	103,085	191,969
*	Realia Business SA	163,953	163,694
	Red Electrica Corp. SA	180,255	2,915,752
	Sacyr SA	130,809	320,891
*	Solaria Energia y Medio Ambiente SA	47,470	750,791
#Ω	Talgo SA	18,449	51,193
#*	Tecnicas Reunidas SA	9,421	67,242
	Telefonica SA, Sponsored ADR	10,999	37,947
	Telefonica SA	1,117,017	3,850,574
*	Tubacex SA	8,305	18,239
	Vidrala SA	3,413	260,893

TOTAL SPAIN			56,145,693

SWEDEN — (3.5%)
#	AddLife AB, Class B	47,502	444,065
	AddNode Group AB, Class B	34,025	296,016
	AddTech AB, Class B	98,735	1,193,047
	AFRY AB	49,226	661,045
	Alfa Laval AB	31,752	781,585
#Ω	Alimak Group AB	14,456	90,639
*	Alleima AB	33,769	115,059
	Alligo AB, Class B	10,977	81,140
Ω	Ambea AB	41,814	147,905
*	Annehem Fastigheter AB, Class B	13,412	26,176
	AQ Group AB	2,457	63,066
	Arjo AB, Class B	62,678	250,022
	Assa Abloy AB, Class B	79,760	1,610,520
	Atlas Copco AB, Class A	503,290	5,371,739
	Atlas Copco AB, Class B	293,381	2,837,334
	Atrium Ljungberg AB, Class B	14,480	193,657
*Ω	Attendo AB	61,296	126,537
#	Avanza Bank Holding AB	54,596	1,089,028
	Axfood AB	52,659	1,303,763
	Balco Group AB	1,903	7,988
	Beijer Alma AB	16,990	237,546
	Beijer Electronics Group AB	10,291	85,291
#	Beijer Ref AB, Class B	60,757	941,881
	Bergman & Beving AB	14,044	115,404
	Bergs Timber AB, Class B	7,957	21,676
	Besqab AB	764	6,854
	Betsson AB, Class B	74,445	541,381
#*	Better Collective AS	11,333	147,332
*	BHG Group AB	17,409	29,174
	Bilia AB, Class A	60,641	642,324
	Billerud AB	97,915	1,264,053
	BioGaia AB, Class B	39,355	311,871
	Biotage AB	14,670	240,785
	Bjorn Borg AB	8,728	21,891
	Boliden AB	69,147	2,010,857
	Bonava AB, Class B	47,264	138,245

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#*Ω	Boozt AB	11,337	$82,677
Ω	Bravida Holding AB	69,482	650,971
	BTS Group AB, Class B	554	14,543
	Bufab AB	17,769	335,831
	Bulten AB	4,602	25,914
	Bure Equity AB	28,861	556,961
#	Byggmax Group AB	39,743	166,327
*	Careium AB	11,863	8,602
	Castellum AB	32,424	370,739
	Catella AB	20,542	73,793
	Catena AB	11,657	395,905
*	Catena Media PLC	25,625	66,022
*	Cavotec SA	12,463	18,624
	Cellavision AB	5,351	100,341
	Cibus Nordic Real Estate AB	5,517	75,359
	Clas Ohlson AB, Class B.	32,028	213,886
	Cloetta AB, Class B	172,664	315,620
*	Collector Bank AB	13,954	34,110
	Concentric AB	18,657	309,048
Ω	Coor Service Management Holding AB	39,524	209,990
	Corem Property Group AB, Class B	136,915	85,229
	Corem Property Group AB, Class D	969	15,356
	CTT Systems AB	1,705	33,735
	Dedicare AB, Class B	3,726	39,249
	Dios Fastigheter AB	34,818	228,642
#Ω	Dometic Group AB	99,143	567,641
*	Doro AB	11,863	17,204
*	Duni AB	12,872	86,623
#Ω	Dustin Group AB	38,901	161,860
	Eastnine AB	4,897	45,359
	Elanders AB, Class B	9,017	123,011
#	Electrolux AB, Class B	88,709	1,094,418
	Electrolux Professional AB, Class B	81,732	308,566
#	Elekta AB, Class B	188,846	959,862
*Ω	Eltel AB	21,941	14,698
#*	Enea AB	6,109	43,584
	Eolus Vind AB, Class B	4,899	58,304
	Epiroc AB, Class A	122,992	1,882,817
	Epiroc AB, Class B	73,342	984,776
Ω	Evolution AB	10,945	1,020,979
	eWork Group AB	3,663	38,993
	Fabege AB	77,569	563,150
	Fagerhult AB	34,639	138,071
*	Fastighets AB Balder, Class B	74,307	278,922
#	FastPartner AB, Class A	12,345	75,427
#	Fenix Outdoor International AG	1,981	161,120
	FormPipe Software AB	5,484	10,954
	Fortnox AB	64,374	273,577
	G5 Entertainment AB	3,758	61,677
	GARO AB	11,553	116,482
#	Getinge AB, Class B	49,804	1,010,672
	Granges AB	45,107	304,820
*Ω	Green Landscaping Group AB	1,322	7,094
#	H & M Hennes & Mauritz AB, Class B	146,571	1,476,286
*	Hansa Biopharma AB	4,352	20,835
	Hanza AB	9,770	42,474
	Heba Fastighets AB, Class B	27,228	77,762
	Hexagon AB, Class B	154,257	1,524,967
	Hexatronic Group AB	41,694	564,251

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Hexpol AB	77,313	$763,089
	HMS Networks AB	16,677	429,074
*Ω	Hoist Finance AB	31,835	73,103
	Holmen AB, Class B	18,663	677,288
	Hufvudstaden AB, Class A	39,500	470,713
	Husqvarna AB, Class A	11,102	66,236
#	Husqvarna AB, Class B	160,754	954,420
	Indutrade AB	64,155	1,123,223
#	Instalco AB	93,995	377,044
#	Intrum AB	37,740	474,852
	Inwido AB	21,528	193,386
*	ITAB Shop Concept AB	2,638	2,283
	JM AB	32,586	490,644
#*	John Mattson Fastighetsforetagen AB	3,438	21,714
	Kabe Group AB, Class B	1,438	24,766
*	Karnov Group AB	22,177	118,232
#*	K-fast Holding AB	14,921	30,657
	Kindred Group PLC, SDR	179,963	1,561,149
	KNOW IT AB	9,848	196,004
	Lagercrantz Group AB, Class B	85,860	735,482
	Lifco AB, Class B	45,854	662,582
	Lime Technologies AB	4,325	79,014
	Lindab International AB	27,447	291,958
	Loomis AB	22,206	621,735
*	Medcap AB	998	18,898
	Medicover AB, Class B	24,763	306,679
*	Medivir AB, Class B	11,208	8,241
	MEKO AB	14,407	136,144
*	Micro Systemation AB, Class B	5,726	20,211
*	Millicom International Cellular SA, SDR	52,902	574,167
#	MIPS AB	9,935	321,319
	Modern Times Group MTG AB, Class B	51,679	387,431
*	Momentum Group AB	10,977	58,458
Ω	Munters Group AB	43,997	343,258
	Mycronic AB	39,641	622,128
	NCAB Group AB	11,550	50,350
	NCC AB, Class B	39,975	333,090
	Nederman Holding AB	7,369	100,760
*	Net Insight AB, Class B	124,933	66,020
	New Wave Group AB, Class B	17,811	247,543
	Nibe Industrier AB, Class B	132,687	1,058,414
	Nilorngruppen AB, Class B	3,984	27,144
	Nobia AB	44,971	74,888
	Nordic Waterproofing Holding AB	12,584	162,761
	Nordnet AB publ	18,413	228,097
#	NP3 Fastigheter AB	6,447	102,444
	Nyfosa AB	64,866	387,647
	OEM International AB, Class B	32,132	160,298
*	OX2 AB	8,363	57,701
*	Pandox AB	37,344	457,320
	Peab AB, Class B	108,710	564,057
	Platzer Fastigheter Holding AB, Class B	30,544	189,330
	Prevas AB, Class B	3,001	31,378
	Proact IT Group AB	11,094	89,839
	Probi AB	616	12,097
	Ratos AB, Class B	145,087	543,073
*	RaySearch Laboratories AB	8,329	43,298
	Rejlers AB	5,502	64,572
Ω	Resurs Holding AB	50,452	109,630

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Rottneros AB	32,778	$38,053
	Saab AB, Class B	17,088	603,788
	Sagax AB, Class A	309	5,679
	Sagax AB, Class B	27,571	508,060
#	Samhallsbyggnadsbolaget i Norden AB	120,629	165,730
#	Samhallsbyggnadsbolaget i Norden AB, Class D	31,924	52,490
	Sandvik AB	168,845	2,638,498
#*Ω	Scandic Hotels Group AB	75,813	240,420
*	Sdiptech AB, Class B	4,189	80,772
	Sectra AB, Class B	57,492	762,164
#	Securitas AB, Class B	177,186	1,447,753
*	Sensys Gatso Group AB	245,124	25,325
*	Serneke Group AB	7,020	19,083
	Sintercast AB	846	8,164
	Skandinaviska Enskilda Banken AB, Class A	281,674	2,969,799
#	Skandinaviska Enskilda Banken AB, Class C	3,672	41,883
	Skanska AB, Class B	107,681	1,674,584
	SKF AB, Class A	5,509	84,234
	SKF AB, Class B	65,441	947,298
	SkiStar AB	20,350	194,731
	Softronic AB, Class B	16,050	33,369
*	Solid Forsakring AB	5,045	24,027
#*	Stillfront Group AB	160,338	312,074
	Svenska Cellulosa AB SCA, Class A	5,252	63,385
	Svenska Cellulosa AB SCA, Class B	106,623	1,257,915
	Svenska Handelsbanken AB, Class A	195,015	1,811,890
#	Svenska Handelsbanken AB, Class B	4,821	52,717
	Sweco AB, Class B	44,232	332,343
	Swedbank AB, Class A	125,710	1,874,091
*	Swedish Orphan Biovitrum AB	73,355	1,351,156
	Systemair AB	34,927	184,815
	Tele2 AB, Class B	239,224	1,960,683
	Telefonaktiebolaget LM Ericsson, Sponsored ADR	51,015	284,154
	Telefonaktiebolaget LM Ericsson, Class A	14,695	87,289
	Telefonaktiebolaget LM Ericsson, Class B	619,304	3,442,924
#	Telia Co. AB	592,192	1,569,169
	TF Bank AB	960	14,342
Ω	Thule Group AB	55,335	1,090,133
*	Tobii AB	7,858	13,005
	Trelleborg AB, Class B	28,755	633,158
	Troax Group AB	13,833	205,307
	VBG Group AB, Class B	7,388	86,307
*	Viaplay Group AB, Class B	34,324	626,630
*	Vicore Pharma Holding AB	16,746	45,359
	Vitec Software Group AB, Class B	11,544	423,585
	Vitrolife AB	10,604	171,381
	Volati AB	9,287	84,993
	Volvo AB, Class A	48,000	819,918
	Volvo AB, Class B	313,831	5,136,449
#	Wallenstam AB, Class B	91,631	323,283
	Wihlborgs Fastigheter AB	122,152	800,245
	XANO Industri AB, Class B	4,020	37,660
*	XSpray Pharma AB	716	3,673

TOTAL SWEDEN			98,054,876

SWITZERLAND — (8.4%)
#	ABB Ltd., Sponsored ADR	26,720	743,885
	ABB Ltd.	327,875	9,105,187
	Accelleron Industries AG	16,393	277,991

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Accelleron Industries AG	1,336	$22,578
	Adecco Group AG	123,565	3,867,086
	Alcon, Inc.	57,038	3,461,066
	Allreal Holding AG	6,863	983,101
	ALSO Holding AG	2,962	465,529
*	Aluflexpack AG	618	9,808
	APG SGA SA	635	103,705
*	Aryzta AG	273,042	279,895
#	Ascom Holding AG	16,764	103,080
	Baloise Holding AG	22,991	3,141,079
	Banque Cantonale de Geneve	496	89,163
	Banque Cantonale Vaudoise	12,119	1,078,537
	Belimo Holding AG	5,029	2,048,349
	Bellevue Group AG	3,622	125,655
	Berner Kantonalbank AG	2,328	512,766
	BKW AG	7,262	847,205
	Bossard Holding AG, Class A	2,590	514,216
	Bucher Industries AG	2,910	981,152
	Burckhardt Compression Holding AG	2,192	948,255
	Burkhalter Holding AG	2,850	222,024
	Bystronic AG	344	197,592
	Calida Holding AG	2,365	100,391
	Carlo Gavazzi Holding AG	182	47,796
	Cembra Money Bank AG	15,276	1,107,802
*	Cicor Technologies Ltd.	223	9,394
	Clariant AG	113,235	1,819,778
	Coltene Holding AG	1,916	153,278
	Comet Holding AG	759	120,831
	COSMO Pharmaceuticals NV	574	33,521
#	Credit Suisse Group AG	41,647	172,521
#	Credit Suisse Group AG, Sponsored ADR	287,904	1,186,164
	Daetwyler Holding AG	1,268	225,037
	DKSH Holding AG	26,021	1,877,169
	dormakaba Holding AG	1,189	377,407
#*	Dufry AG	36,602	1,207,409
	EFG International AG	39,852	326,160
	Emmi AG	983	784,390
	EMS-Chemie Holding AG	437	274,782
	Energiedienst Holding AG	2,093	85,715
	Feintool International Holding AG	840	16,862
*	Flughafen Zurich AG	9,073	1,407,550
Ω	Galenica AG	38,027	2,732,164
#*	GAM Holding AG	58,536	44,267
	Geberit AG	4,382	1,947,963
	Georg Fischer AG	17,520	970,341
	Givaudan SA	3,305	9,871,835
	Glarner Kantonalbank	1,134	28,306
#	Gurit Holding AG, Class BR	970	89,623
	Helvetia Holding AG	19,614	1,947,716
	Huber & Suhner AG	8,765	780,712
*	Implenia AG	6,444	241,915
#*	Ina Invest Holding AG	1,289	25,240
	Inficon Holding AG	405	322,022
	Interroll Holding AG	253	532,990
	Intershop Holding AG	436	265,176
	Investis Holding SA	1,724	174,747
	Julius Baer Group Ltd.	92,210	4,424,131
	Kardex Holding AG	2,698	412,582
	Komax Holding AG	1,321	310,034

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#	Kudelski SA	3,540	$9,652
	Kuehne + Nagel International AG	16,582	3,529,747
#	Landis & Gyr Group AG	9,722	560,249
	LEM Holding SA	131	218,108
	Liechtensteinische Landesbank AG	5,716	312,115
#	Logitech International SA	125,147	6,216,960
	Luzerner Kantonalbank AG	816	336,428
Ω	Medacta Group SA	1,884	169,407
	Meier Tobler Group AG	2,096	66,204
	Metall Zug AG, Class B	62	114,918
	Mobilezone Holding AG	17,377	275,593
	Mobimo Holding AG	3,322	774,884
	Novartis AG, Sponsored ADR	263,044	21,340,760
	Novartis AG	15,532	1,256,394
	Novavest Real Estate AG	701	28,455
	OC Oerlikon Corp. AG	68,951	445,363
*	Orascom Development Holding AG	4,687	35,113
#	Orell Fuessli AG	246	20,121
	Partners Group Holding AG	6,722	6,033,553
#	Peach Property Group AG	933	19,852
	Phoenix Mecano AG	277	90,652
	PSP Swiss Property AG	18,411	1,966,843
	Rieter Holding AG	1,435	119,610
	Roche Holding AG	5,649	2,292,873
	Roche Holding AG	140,776	46,709,212
	Schaffner Holding AG	38	10,211
	Schindler Holding AG	6,422	1,010,952
	Schweiter Technologies AG	457	306,016
*Ω	Sensirion Holding AG	4,284	389,768
	SFS Group AG	5,636	509,655
	SGS SA	1,428	3,148,041
	SIG Group AG	132,636	2,549,671
	Sika AG	48,870	11,018,999
	Softwareone Holding AG	30,394	342,061
	Sonova Holding AG	13,317	3,147,654
	St Galler Kantonalbank AG	943	443,942
#	Stadler Rail AG	8,988	264,478
	Straumann Holding AG	24,243	2,307,238
	Sulzer AG	8,243	549,764
	Swatch Group AG	9,208	2,069,124
	Swatch Group AG	16,668	696,367
	Swiss Life Holding AG	7,292	3,530,947
	Swiss Prime Site AG	32,354	2,610,739
	Swiss Re AG	75,936	5,640,888
*	Swiss Steel Holding AG	143,894	32,398
	Swisscom AG	16,582	8,188,011
	Swissquote Group Holding SA	3,570	422,870
	Tecan Group AG	606	222,301
	Temenos AG	31,172	1,856,566
	TX Group AG	1,266	175,909
	u-blox Holding AG	1,725	176,613
#*	UBS Group AG	388,116	6,153,959
	Valiant Holding AG	7,159	701,206
	Varia U.S. Properties AG	791	37,989
Ω	VAT Group AG	10,852	2,477,525
	Vaudoise Assurances Holding SA	441	176,270
	Vetropack Holding AG	597	19,089
	Vontobel Holding AG	16,069	904,214
	VZ Holding AG	5,907	407,372

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	V-ZUG Holding AG	1,148	$82,849
	Walliser Kantonalbank	751	80,636
	Ypsomed Holding AG	1,282	206,189
	Zehnder Group AG	2,466	132,803
	Zug Estates Holding AG, Class B	122	203,453
	Zuger Kantonalbank AG	30	221,001
#*	Zur Rose Group AG	1,347	36,390
	Zurich Insurance Group AG	25,830	11,008,071

TOTAL SWITZERLAND			233,997,890

UNITED KINGDOM — (12.6%)
	3i Group PLC	445,140	5,928,536
	4imprint Group PLC	10,519	419,438
	888 Holdings PLC	189,309	201,497
	Abrdn Plc	843,398	1,536,824
*	accesso Technology Group PLC	5,610	39,912
	Admiral Group PLC	74,060	1,712,684
	Advanced Medical Solutions Group PLC	35,430	110,923
	AG Barr PLC	28,648	147,629
	AJ Bell PLC	109,197	406,149
Ω	Alfa Financial Software Holdings PLC	62,251	107,825
	Alliance Pharma PLC	79,159	56,301
	Antofagasta PLC	100,727	1,357,338
*	AO World PLC	14,798	7,597
	Appreciate Group PLC	23,406	7,218
	Argentex Group PLC	9,454	12,694
*	Ascential PLC	144,890	319,126
	Ashmore Group PLC	184,764	437,541
	Ashtead Group PLC	104,171	5,426,582
#*	ASOS PLC	43,836	282,269
*Ω	Aston Martin Lagonda Global Holdings PLC	50,300	60,786
	AstraZeneca PLC, Sponsored ADR	192,987	11,349,565
	AstraZeneca PLC	25,658	3,010,507
Ω	Auto Trader Group PLC	596,136	3,568,335
	AVEVA Group PLC	17,465	625,041
	Aviva PLC	696,565	3,341,161
	Avon Protection PLC	9,314	110,952
	B&M European Value Retail SA	423,206	1,563,993
*	Babcock International Group PLC	471,552	1,489,471
	BAE Systems PLC	434,844	4,067,341
Ω	Bakkavor Group PLC	37,376	39,015
	Balfour Beatty PLC	188,688	646,483
	Bank of Georgia Group PLC	9,726	237,311
	Barclays PLC, Sponsored ADR	281,451	1,947,641
	Barclays PLC	1,256,791	2,135,604
	Barratt Developments PLC	361,168	1,557,748
	Beazley PLC	306,248	2,196,352
	Begbies Traynor Group PLC	34,007	50,464
	Bellway PLC	63,534	1,351,187
	Berkeley Group Holdings PLC	59,196	2,355,251
	Bloomsbury Publishing PLC	40,206	212,967
#*	boohoo Group PLC	332,375	154,467
	BRAEMAR PLC	3,084	10,464
	Britvic PLC	145,386	1,214,268
	Brooks Macdonald Group PLC	412	8,986
	BT Group PLC	2,105,443	3,137,595
	Bunzl PLC	64,223	2,092,738
	Burberry Group PLC	159,862	3,331,060
	Burford Capital Ltd.	60,057	485,521

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Bytes Technology Group PLC	134,257	$552,888
*	C&C Group PLC	125,118	234,756
*	Capita PLC	467,669	130,127
	Capital Ltd.	55,129	51,867
*	Card Factory PLC	138,000	75,258
	Carr’s Group PLC	37,151	44,610
	Castings PLC	1,710	6,252
*	Cazoo Group Ltd.	24,662	7,892
	Centamin PLC	136,701	138,969
	Central Asia Metals PLC	27,437	67,217
*	CentralNic Group PLC	14,147	21,193
	Chemring Group PLC	93,389	323,746
	Chesnara PLC	82,403	251,446
	City of London Investment Group PLC	3,050	13,468
	Clarkson PLC	11,351	359,273
	Close Brothers Group PLC	64,234	723,666
	CLS Holdings PLC	3,931	6,451
Ω	CMC Markets PLC	56,021	157,684
	Coca-Cola HBC AG	21,468	468,932
	Compass Group PLC	279,902	5,895,239
	Computacenter PLC	64,711	1,342,655
Ω	ConvaTec Group PLC	411,913	1,030,699
*	Costain Group PLC	23,192	9,431
*Ω	Countryside Partnerships PLC	169,219	412,260
	Crest Nicholson Holdings PLC	272,923	632,626
	Croda International PLC	27,733	2,148,445
	Currys PLC	1,189,658	888,528
	CVS Group PLC	26,879	581,011
	DCC PLC	49,815	2,764,773
*	De La Rue PLC	55,351	59,609
	Dechra Pharmaceuticals PLC	25,693	772,389
	DFS Furniture PLC	84,939	119,337
#	Diageo PLC, Sponsored ADR	85,975	14,355,246
	Diageo PLC	22,401	921,856
#*	Dialight PLC	4,837	15,773
#*	Dignity PLC	13,155	70,027
	Diploma PLC	58,397	1,660,978
	Direct Line Insurance Group PLC	473,991	1,095,125
	DiscoverIE Group PLC	27,531	235,188
	Domino’s Pizza Group PLC	135,974	351,668
	dotdigital group PLC	111,034	96,500
	Dr Martens PLC	47,598	135,364
	Drax Group PLC	204,182	1,219,297
	DS Smith PLC	517,979	1,727,419
	Dunelm Group PLC	45,981	456,430
Ω	DWF Group PLC	110,129	89,636
	EKF Diagnostics Holdings PLC	33,900	17,053
*	Elementis PLC	236,217	249,719
	EMIS Group PLC	37,062	789,404
	Entain PLC	114,904	1,662,265
	Epwin Group PLC	48,473	41,479
*	Ergomed PLC	6,496	91,285
*	Esken Ltd.	93,715	5,930
	Euromoney Institutional Investor PLC	35,169	584,043
	Experian PLC	313,842	10,006,934
*	FD Technologies PLC	676	10,396
	FDM Group Holdings PLC	54,591	393,882
#	Ferguson PLC	62,584	6,827,229
	Fevertree Drinks PLC	27,257	297,964

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Fintel PLC	2,266	$4,422
	Flowtech Fluidpower PLC	100	120
Ω	Forterra PLC	43,760	109,486
	Foxtons Group PLC	140,691	48,399
*	Frasers Group PLC	57,780	428,737
	Fresnillo PLC	47,480	396,957
#*	Frontier Developments PLC	9,922	150,770
*Ω	Funding Circle Holdings PLC	29,473	16,528
	Future PLC	13,570	190,178
	Galliford Try Holdings PLC	39,810	75,753
	Games Workshop Group PLC	12,426	912,115
*	Gaming Realms PLC	36,865	9,917
	Gamma Communications PLC	27,983	342,597
	GB Group PLC	10,764	46,988
	Gem Diamonds Ltd.	41,554	14,225
	Genuit Group PLC	43,825	128,076
	Gooch & Housego PLC	1,981	10,956
	Grafton Group PLC	72,119	570,984
	Grainger PLC	380,452	989,209
*	Greencore Group PLC	181,745	139,928
	Greggs PLC	33,586	778,572
	GSK PLC	300,133	4,916,499
#	GSK PLC, Sponsored ADR	95,614	3,171,530
*Ω	Gym Group PLC	27,078	35,890
*	Haleon PLC	375,166	1,150,428
#*	Haleon PLC, ADR	119,518	731,450
	Halfords Group PLC	201,796	407,421
	Halma PLC	54,192	1,314,117
	Hargreaves Lansdown PLC	118,067	1,031,859
	Harworth Group PLC	40,984	48,682
	Hays PLC	1,077,283	1,358,248
	Headlam Group PLC	23,382	64,563
	Helical PLC	46,616	176,347
	Henry Boot PLC	43,597	119,432
	Hill & Smith Holdings PLC	35,570	402,081
	Hilton Food Group PLC	43,543	305,165
	Hiscox Ltd.	115,745	1,192,368
	Hochschild Mining PLC	273,840	167,320
	Hollywood Bowl Group PLC	78,472	179,795
	HomeServe PLC	178,793	2,433,466
*Ω	Hostelworld Group PLC	52,387	53,997
	Howden Joinery Group PLC	298,788	1,760,039
	HSBC Holdings PLC	52,879	271,378
#	HSBC Holdings PLC, Sponsored ADR	269,126	6,973,055
Ω	HSS Hire Group PLC	115,356	18,099
*	Hyve Group PLC	84,665	51,958
Ω	Ibstock PLC	61,250	109,198
	IDOX PLC	187,403	131,269
	IG Group Holdings PLC	123,663	1,127,962
	IMI PLC	114,629	1,614,769
	Impax Asset Management Group PLC	24,433	187,425
	Inchcape PLC	249,253	2,126,352
	Indivior PLC	87,793	1,662,948
	Informa PLC	204,402	1,302,435
	IntegraFin Holdings PLC	17,885	51,597
	Intermediate Capital Group PLC	198,446	2,416,434
	International Distributions Services PLC	390,062	902,361
	Intertek Group PLC	34,969	1,464,955
	Investec PLC	153,498	769,285

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	iomart Group PLC	32,165	$49,749
	IP Group PLC	407,592	274,685
	ITV PLC	1,963,925	1,512,137
*	IWG PLC	237,822	359,479
*	J D Wetherspoon PLC	13,774	71,496
	J Sainsbury PLC	700,925	1,562,427
*	James Fisher & Sons PLC	8,525	25,408
	James Halstead PLC	48,573	105,643
	JD Sports Fashion PLC	831,885	929,573
*	John Wood Group PLC	492,299	791,552
	Johnson Matthey PLC	125,716	2,790,593
	Jupiter Fund Management PLC	368,150	438,009
#*Ω	Just Eat Takeaway.com NV	16,126	276,613
	Just Group PLC	721,559	479,283
	Kainos Group PLC	51,221	727,272
	Keller Group PLC	21,231	152,784
	Keywords Studios PLC	396	10,951
*	Kier Group PLC	137,926	94,517
*	Kin & Carta PLC	44,135	109,065
	Kingfisher PLC	745,695	1,873,508
	Lancashire Holdings Ltd.	123,251	699,466
	Learning Technologies Group PLC	74,652	91,994
	Legal & General Group PLC	1,759,908	4,708,211
*	Liberty Global PLC, Class A	1,555	26,217
*	Liberty Global PLC, Class C	3,809	67,267
	Lloyds Banking Group PLC	6,635,337	3,186,734
	Lloyds Banking Group PLC, ADR	944,884	1,804,728
	London Stock Exchange Group PLC	14,802	1,283,067
	Lookers PLC	179,737	164,400
	LSL Property Services PLC	36,243	95,289
Ω	Luceco PLC	38,080	34,210
*	M&C Saatchi PLC	1,389	2,188
	M&G PLC	1,347,959	2,708,891
	Macfarlane Group PLC	58,171	64,861
	Man Group PLC	653,084	1,624,616
*	Marks & Spencer Group PLC	804,300	974,068
	Marshalls PLC	71,958	208,211
*	McBride PLC	67,145	18,444
	Mears Group PLC	56,029	121,767
	Medica Group PLC	22,406	32,660
	Melrose Industries PLC	725,811	973,590
*	Metro Bank PLC	30,646	24,887
#	Micro Focus International PLC, Sponsored ADR	10,594	62,716
	Micro Focus International PLC	112,969	673,593
	MJ Gleeson PLC	9,400	40,171
	Mondi PLC	32,966	553,119
	Moneysupermarket.com Group PLC	443,697	933,316
*	Moonpig Group PLC	21,163	33,268
	Morgan Advanced Materials PLC	9,041	25,476
	Morgan Sindall Group PLC	30,154	532,069
	Mortgage Advice Bureau Holdings Ltd.	6,632	49,060
*	Motorpoint group PLC	33,776	56,047
*	N Brown Group PLC	88,702	20,771
#*	Naked Wines PLC	6,499	8,123
*	National Express Group PLC	64,090	124,239
	National Grid PLC	112,724	1,228,140
#	National Grid PLC, Sponsored ADR	54,344	2,968,269
	NatWest Group PLC	437,931	1,179,480
	NCC Group PLC	138,619	317,008

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*Ω	Network International Holdings PLC	34,345	$128,616
	Next Fifteen Communications Group PLC	49,984	502,758
	Next PLC	29,404	1,660,727
	Nichols PLC	547	6,881
	Ninety One PLC	222,798	518,206
*	NIOX GROUP PLC	9,031	3,957
	Norcros PLC	14,489	29,861
	Numis Corp. PLC	16,616	34,474
*	Ocado Group PLC	34,342	186,178
*Ω	On the Beach Group PLC	20,446	24,223
	OSB Group PLC	193,156	920,498
	Oxford Instruments PLC	23,998	524,874
	Pagegroup PLC	257,436	1,241,709
	Paragon Banking Group PLC	107,844	527,629
	PayPoint PLC	54,695	363,339
	Pearson PLC	97,772	1,080,685
	Pearson PLC, Sponsored ADR	48,465	538,931
*	Pendragon PLC	798,513	249,609
	Pennon Group PLC	144,399	1,387,631
	Persimmon PLC	124,001	1,855,534
#*	Petrofac Ltd.	207,070	255,761
	Pets at Home Group PLC	197,709	653,710
*	Pharos Energy PLC	73,857	22,439
	Phoenix Group Holdings PLC	229,998	1,431,501
	Phoenix Spree Deutschland Ltd.	18,483	55,987
*	Playtech PLC	141,116	838,533
	Polar Capital Holdings PLC	38,046	183,756
	Porvair PLC	5,022	31,099
	PPHE Hotel Group Ltd.	2,471	35,769
	Premier Foods PLC	297,845	354,058
	Provident Financial PLC	102,823	192,739
#	Prudential PLC, ADR	57,910	1,088,708
	Prudential PLC	107,192	995,777
*	PureTech Health PLC	54,704	145,238
	PZ Cussons PLC	33,538	76,900
	QinetiQ Group PLC	192,326	792,742
Ω	Quilter PLC	668,882	741,411
*	Rank Group PLC	52,117	31,351
	Rathbones Group PLC	23,532	505,781
	Reach PLC	261,382	276,448
	Reckitt Benckiser Group PLC	88,711	5,887,213
	Redde Northgate PLC	138,978	531,525
	Redrow PLC	134,805	648,687
#	RELX PLC, Sponsored ADR	395,718	10,668,552
	RELX PLC	90,812	2,440,540
#	Renew Holdings PLC	44,466	313,274
	Renishaw PLC	8,349	335,018
*	Renold PLC	60,850	15,090
#	Rentokil Initial PLC	252,329	1,574,559
*	Restaurant Group PLC	108,708	39,634
	RHI Magnesita NV	1,796	38,176
	Ricardo PLC	1,875	9,471
	Rightmove PLC	354,105	1,994,032
	Rio Tinto PLC	190,562	9,959,079
#	Rio Tinto PLC, Sponsored ADR	22,551	1,203,096
	Robert Walters PLC	41,286	236,975
*	Rolls-Royce Holdings PLC	1,232,706	1,105,568
	Rotork PLC	367,890	1,078,314
	RPS Group PLC	132,928	337,413

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	RS GROUP PLC	309,227	$3,402,553
	RWS Holdings PLC	52,018	182,886
	S&U PLC	2,061	51,175
*	S4 Capital PLC	29,412	59,249
Ω	Sabre Insurance Group PLC	84,130	86,704
	Sage Group PLC	351,461	2,929,333
	Savills PLC	103,655	979,332
	Schroders PLC	212,227	952,899
	ScS Group PLC	8,051	13,680
	Secure Trust Bank PLC	32	238
	Senior PLC	141,694	211,373
	Severfield PLC	101,799	57,254
	Severn Trent PLC	61,254	1,757,972
*	SIG PLC	236,989	84,795
	Sirius Real Estate Ltd.	224,685	181,779
	Smart Metering Systems PLC	29,356	246,277
#	Smith & Nephew PLC, Sponsored ADR	48,965	1,179,567
	Smith & Nephew PLC	32,916	388,965
	Smiths Group PLC	114,685	2,054,299
	Smiths News PLC	42,736	17,763
	Softcat PLC	82,332	1,057,838
*	SolGold PLC	203,497	37,237
	Spectris PLC	18,310	634,606
	Speedy Hire PLC	234,031	103,719
	Spirax-Sarco Engineering PLC	13,280	1,636,545
*Ω	Spire Healthcare Group PLC	68,748	170,780
	Spirent Communications PLC	226,115	671,199
	SSE PLC	129,952	2,322,356
*	SSP Group PLC	173,006	402,281
	St. James’s Place PLC	207,900	2,538,780
*	Staffline Group PLC	14,976	6,365
	Standard Chartered PLC	233,316	1,394,001
	SThree PLC	106,066	451,701
	Strix Group PLC	35,702	44,200
††	Studio Retail Group PLC	11,005	5,443
	STV Group PLC	14,208	43,001
*	Superdry PLC	28,746	36,269
	Synthomer PLC	166,163	214,965
	Tatton Asset Management PLC	6,054	24,581
	Taylor Wimpey PLC	1,544,334	1,660,357
	TClarke PLC	21,176	29,554
	Telecom Plus PLC	44,907	1,091,696
	TEN Entertainment Group PLC	3,989	9,820
	Tesco PLC	1,410,399	3,483,517
	Topps Tiles PLC	74,684	32,841
	TP ICAP Group PLC	337,884	712,598
	Travis Perkins PLC	124,268	1,171,228
	Treatt PLC	931	6,941
*	Trellus Health PLC	2,022	261
*	Tremor International Ltd.	1,199	4,698
#*	Tremor International Ltd., ADR	5,294	41,928
	Tribal Group PLC	18,656	14,190
	Trifast PLC	15,252	11,021
	TT Electronics PLC	38,585	59,692
	Tyman PLC	32,170	70,787
#	Unilever PLC, Sponsored ADR	385,422	17,540,555
	Unilever PLC	90,093	4,105,944
	United Utilities Group PLC	157,223	1,694,265
*	Verici Dx PLC	678	109

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Vertu Motors PLC	143,701	$75,483
	Vesuvius PLC	49,229	191,247
	Victrex PLC	33,322	632,878
	VIDENDUM PLC	13,817	203,515
	Virgin Money UK PLC	315,185	491,241
	Vistry Group PLC	150,271	1,039,797
	Vodafone Group PLC	2,942,573	3,435,165
#	Vodafone Group PLC, Sponsored ADR	78,577	927,997
	Volex PLC	33,246	94,261
	Volution Group PLC	79,713	282,162
	Vp PLC	2,934	24,024
*Ω	Watches of Switzerland Group PLC	124,488	1,110,014
	Watkin Jones PLC	139,552	149,453
	Weir Group PLC	50,360	877,463
*	WH Smith PLC	50,125	677,659
	Whitbread PLC	14,587	429,326
	Wickes Group PLC	161,317	234,884
	Wilmington PLC	6,622	22,044
	Wincanton PLC	45,050	170,742
*	Wise PLC, Class A	32,221	245,421
#	WPP PLC, Sponsored ADR	18,251	803,044
	WPP PLC	187,049	1,646,059
*	Xaar PLC	14,947	29,244
	XP Power Ltd	6,231	125,305
	XPS Pensions Group PLC	35,978	49,021
	Young & Co’s Brewery PLC, Class A	5,048	54,513
	Zotefoams PLC	6,455	21,855

TOTAL UNITED KINGDOM			353,825,636

UNITED STATES — (0.0%)
#	ADTRAN Holdings, Inc.	21,378	484,080
*	GXO Logistics, Inc.	418	15,286
	Noble Corp. PLC	13,154	467,547

TOTAL UNITED STATES			966,913

TOTAL COMMON STOCKS			2,629,062,645

PREFERRED STOCKS — (0.3%)

GERMANY — (0.3%)
	Bayerische Motoren Werke AG	13,415	989,274
	Draegerwerk AG & Co. KGaA	3,808	153,223
	Fuchs Petrolub SE	26,726	765,407
	Henkel AG & Co. KGaA	21,956	1,383,196
	Jungheinrich AG	27,858	692,301
	Porsche Automobil Holding SE	24,426	1,364,735
	Sartorius AG	5,467	1,927,611
	Sixt SE	9,031	526,014
	STO SE & Co. KGaA	1,606	206,867
	Villeroy & Boch AGSeries A	866	14,462

TOTAL GERMANY			8,023,090

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
*	Arafura Resources Ltd. Warrants 2/25/24	7,362	250
#*	PointsBet Holdings Ltd. Warrants 07/08/24	571	0

TOTAL AUSTRALIA			250

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»
AUSTRIA — (0.0%)
*†† CA Immobilien Anlagen AG Rights 07/26/22	17,925	$0
* S Immo AG 8/11/23	8,477	0

HONG KONG — (0.0%)
* MECOM Power & Construction Ltd. Warrants 05/16/23	29,500	293

ITALY — (0.0%)
#* Webuild SpA Warrants 08/02/30	1,134	0

SINGAPORE — (0.0%)
* Ezion Holdings Ltd. Warrants 04/16/23	210,168	0

TOTAL RIGHTS/WARRANTS		543

TOTAL INVESTMENT SECURITIES (Cost $2,759,533,734)		2,637,086,278

		Value†
SECURITIES LENDING COLLATERAL — (5.9%)
@§ The DFA Short Term Investment Fund	14,381,194	166,260,982

TOTAL INVESTMENTS — (100.0%) (Cost $2,925,860,848)		$2,803,347,260

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$108,579	$144,267,869	$29,084	$144,405,532
Austria	47,691	7,960,152	—	8,007,843
Belgium	370,085	30,553,990	—	30,924,075
Canada	278,238,886	489,906	—	278,728,792
China	80,075	668,232	—	748,307
Denmark	1,596,139	88,211,728	—	89,807,867
Finland	—	56,472,351	—	56,472,351
France	36,775	244,739,245	217	244,776,237
Germany	4,216,151	162,267,287	—	166,483,438
Hong Kong	—	40,326,297	12,364	40,338,661
Ireland	—	13,459,309	—	13,459,309
Israel	2,760,463	19,329,715	—	22,090,178
Italy	3,315,288	51,292,920	—	54,608,208
Japan	2,520,930	564,106,604	—	566,627,534
Netherlands	28,886,487	85,769,508	—	114,655,995
New Zealand	20,381	10,011,956	—	10,032,337
Norway	31,586	18,597,077	—	18,628,663
Portugal	—	5,757,056	—	5,757,056
Singapore	—	19,509,371	9,883	19,519,254
Spain	220,602	55,925,091	—	56,145,693
Sweden	433,323	97,621,553	—	98,054,876
Switzerland	32,649,263	201,348,627	—	233,997,890
United Kingdom	78,492,621	275,327,572	5,443	353,825,636
United States	482,833	484,080	—	966,913

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Preferred Stocks
Germany	—	$8,023,090	—		$8,023,090
Rights/Warrants
Australia	—	250	—		250
Hong Kong	—	293	—		293
Securities Lending Collateral	—	166,260,982	—		166,260,982

TOTAL	$434,508,158	$2,368,782,111	$56,991	^	$2,803,347,260

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (93.2%)
AUSTRALIA — (6.1%)
*	A2B Australia Ltd.	22,390	$16,583
	Accent Group Ltd.	97,187	91,967
	Acrow Formwork & Construction Services Ltd.	21,493	7,358
#	Adairs Ltd.	40,849	55,655
*	Alkane Resources Ltd.	83,562	36,562
*	Alliance Aviation Services Ltd.	20,675	42,729
*	Allkem Ltd.	63,532	587,014
	ALS Ltd.	61,250	448,045
	Altium Ltd.	13,106	295,924
#*	AMA Group Ltd.	216,007	33,638
*	AMP Ltd.	493,968	398,350
	Ampol Ltd.	44,636	778,533
*	Andromeda Metals Ltd.	315,894	8,075
	Ansell Ltd.	27,784	501,587
	APA Group	65,967	444,115
	Appen Ltd.	14,360	23,265
#*	Arafura Resources Ltd.	292,750	55,383
#	ARB Corp. Ltd.	13,881	257,730
#	Ardent Leisure Group Ltd.	99,253	31,081
	ASX Ltd.	5,930	256,938
	Atlas Arteria Ltd.	149,324	628,620
	AUB Group Ltd.	13,135	173,797
*	Audinate Group Ltd.	1,376	7,165
#*	Aurelia Metals Ltd.	257,586	17,306
	Aurizon Holdings Ltd.	360,914	836,370
*	Aussie Broadband Ltd.	217	325
	Austin Engineering Ltd.	32,800	7,569
	Australia & New Zealand Banking Group Ltd.	127,675	2,091,794
*	Australian Agricultural Co. Ltd.	85,892	96,192
	Australian Ethical Investment Ltd.	10,860	32,120
	Australian Finance Group Ltd.	46,965	50,503
#*	Australian Strategic Materials Ltd.	6,099	7,705
#	Auswide Bank Ltd.	9,334	33,984
	Baby Bunting Group Ltd.	28,930	51,802
#	Bank of Queensland Ltd.	121,258	571,038
	Bapcor Ltd.	92,223	389,978
	Base Resources Ltd.	44,322	6,940
	Beach Energy Ltd.	408,203	417,412
	Beacon Lighting Group Ltd.	6,329	7,981
	Bega Cheese Ltd.	76,349	156,806
#	Bell Financial Group Ltd.	31,306	18,429
#*	Bellevue Gold Ltd.	130,067	61,399
	Bendigo & Adelaide Bank Ltd.	103,745	598,880
	Blackmores Ltd.	2,476	107,608
	BlueScope Steel Ltd.	105,469	1,062,070
#	Boral Ltd.	42,165	77,692
*	Boss Energy Ltd.	9,366	15,726
	Brambles Ltd.	131,083	981,383
#	Bravura Solutions Ltd.	58,153	45,397
#	Breville Group Ltd.	17,787	225,383
#	BWX Ltd.	37,285	15,025
#*	Calix Ltd.	2,341	6,094
	Capitol Health Ltd.	196,117	41,344
	Capral Ltd.	2,481	12,117
*	Capricorn Metals Ltd.	48,360	104,885
#*	Carnarvon Energy Ltd.	238,404	22,095
	Carsales.com Ltd.	40,513	524,798

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Catapult Group International Ltd.	10,074	$5,365
	Cedar Woods Properties Ltd.	20,812	52,582
	Challenger Ltd.	109,034	489,926
	Champion Iron Ltd.	85,501	257,180
#*	City Chic Collective Ltd.	30,336	25,235
	Cleanaway Waste Management Ltd.	398,809	689,832
#	Clinuvel Pharmaceuticals Ltd.	8,377	104,593
	Clover Corp. Ltd.	9,346	7,080
	Cochlear Ltd.	4,199	536,395
	Codan Ltd.	29,559	73,225
	COG Financial Services Ltd.	11,446	10,759
#*	Cogstate Ltd.	10,170	12,360
	Coles Group Ltd.	82,301	860,511
*††	Collection House Ltd.	41,771	0
	Collins Foods Ltd.	32,032	192,329
	Commonwealth Bank of Australia	53,609	3,594,309
	Computershare Ltd.	42,054	680,772
*	Cooper Energy Ltd.	747,953	100,674
#	Corporate Travel Management Ltd.	11,371	126,953
#	Costa Group Holdings Ltd.	88,027	143,240
#	Credit Corp. Group Ltd.	13,989	166,291
	CSR Ltd.	133,419	395,223
	Data#3 Ltd.	35,101	154,632
*	De Grey Mining Ltd.	68,294	46,200
#*	Deep Yellow Ltd.	40,483	20,386
	Deterra Royalties Ltd.	89,770	235,551
	Dicker Data Ltd.	13,111	90,361
	Domain Holdings Australia Ltd.	40,407	86,114
#	Domino’s Pizza Enterprises Ltd.	8,625	351,673
	Downer EDI Ltd.	182,515	524,536
#	Eagers Automotive Ltd.	32,751	259,645
	Earlypay Ltd.	36,341	10,220
*	Eclipx Group Ltd.	85,297	102,018
	Elanor Investor Group	20,923	21,780
	Elders Ltd.	39,290	327,573
#*	Elmo Software Ltd.	3,368	9,981
	Emeco Holdings Ltd.	117,846	59,222
#*	Emerald Resources NL	35,458	25,686
#*	EML Payments Ltd.	41,522	10,703
	Enero Group Ltd.	15,173	27,281
	EQT Holdings Ltd.	3,614	58,190
	Estia Health Ltd.	58,859	86,288
	Euroz Hartleys Group Ltd.	29,619	22,932
	Evolution Mining Ltd.	315,634	418,704
*	EVT Ltd.	27,442	261,995
#	Fenix Resources Ltd.	52,089	6,999
	Finbar Group Ltd.	8,281	3,553
#*††	Firefinch Ltd.	64,123	6,152
	Fleetwood Ltd.	27,378	30,111
#*	Flight Centre Travel Group Ltd.	12,214	129,998
	Fortescue Metals Group Ltd.	138,505	1,304,856
#	G8 Education Ltd.	403,006	248,770
*	Galan Lithium Ltd.	21,501	20,861
#	Generation Development Group Ltd.	5,030	3,656
	Genworth Mortgage Insurance Australia Ltd.	115,070	199,745
	Gold Road Resources Ltd.	223,804	193,403
	GR Engineering Services Ltd.	13,879	19,791
	GrainCorp Ltd., Class A	66,530	357,653
	Grange Resources Ltd.	182,933	72,581

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	GUD Holdings Ltd.	39,875	$205,099
	GWA Group Ltd.	56,704	73,618
	Hansen Technologies Ltd.	30,144	94,927
#	Harvey Norman Holdings Ltd.	151,378	402,709
#*	Hastings Technology Metals Ltd.	4,799	10,914
	Healthia Ltd.	15,198	13,476
#	Helloworld Travel Ltd.	7,605	9,926
*	Highfield Resources Ltd.	33,308	17,970
	Horizon Oil Ltd.	178,886	14,916
*	Hot Chili Ltd.	8,052	5,031
#	HT&E Ltd.	64,154	49,049
	HUB24 Ltd.	5,170	83,829
#	Humm Group Ltd.	111,899	34,307
#	IDP Education Ltd.	19,441	366,789
	IGO Ltd.	28,387	277,623
	Iluka Resources Ltd.	86,653	480,104
	Imdex Ltd.	101,591	132,609
#*	Immutep Ltd.	55,736	10,326
	Incitec Pivot Ltd.	407,787	980,707
	Infomedia Ltd.	73,305	57,625
	Inghams Group Ltd.	91,373	147,826
	Insignia Financial Ltd.	174,921	352,623
	Insurance Australia Group Ltd.	151,559	475,735
	Integral Diagnostics Ltd.	37,045	62,298
	InvoCare Ltd.	19,356	126,580
*	ioneer Ltd.	78,000	27,643
	IPH Ltd.	36,537	232,368
	IRESS Ltd.	39,893	258,934
	IVE Group Ltd.	23,613	36,445
	James Hardie Industries PLC	38,040	830,527
#	JB Hi-Fi Ltd.	25,041	686,423
*	Jervois Global Ltd.	32,537	10,203
#	Johns Lyng Group Ltd.	37,470	155,796
	Jumbo Interactive Ltd.	8,473	73,773
	Jupiter Mines Ltd.	187,826	23,382
*	Karoon Energy Ltd.	76,239	103,670
	Kelsian Group Ltd.	34,198	102,345
#*	Kogan.com Ltd.	4,740	9,943
	Lendlease Corp. Ltd.	74,641	415,061
*	Leo Lithium Ltd.	45,802	18,060
	Lifestyle Communities Ltd.	20,894	234,553
	Link Administration Holdings Ltd.	26,216	57,332
*	Liontown Resources Ltd.	40,463	48,718
	Lovisa Holdings Ltd.	13,135	204,493
#	Lycopodium Ltd.	4,030	17,623
*	Lynas Rare Earths Ltd.	88,815	473,720
	MA Financial Group Ltd.	5,744	16,288
	Macmahon Holdings Ltd.	237,156	21,224
	Macquarie Group Ltd.	8,642	937,539
#*	Macquarie Telecom Group Ltd.	774	28,308
	Mader Group Ltd.	1,542	3,492
#	Magellan Financial Group Ltd.	21,767	138,020
	MaxiPARTS Ltd.	3,310	4,459
	McMillan Shakespeare Ltd.	17,072	143,065
#	McPherson’s Ltd.	35,328	15,363
	Medibank Pvt Ltd.	245,365	441,821
#*	Mesoblast Ltd.	55,890	32,673
#*	Metals X Ltd.	186,167	30,339
	Michael Hill International Ltd.	22,149	17,096

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Mineral Resources Ltd.	17,676	$828,682
*	MMA Offshore Ltd.	79,348	34,806
	Monadelphous Group Ltd.	21,451	187,529
	Monash IVF Group Ltd.	94,179	56,822
#	Money3 Corp. Ltd.	45,441	56,746
*	Mount Gibson Iron Ltd.	137,627	33,047
	Myer Holdings Ltd.	210,138	85,270
	MyState Ltd.	27,641	72,127
#*	Nanosonics Ltd.	7,694	20,168
	National Australia Bank Ltd.	140,508	2,918,638
	Navigator Global Investments Ltd.	33,939	24,304
*	Nearmap Ltd.	28,527	37,505
#*	Neometals Ltd.	32,125	22,722
	Netwealth Group Ltd.	27,019	209,827
#*	New Century Resources Ltd.	6,855	4,488
	Newcrest Mining Ltd.	78,184	865,088
*	NEXTDC Ltd.	25,724	136,496
	nib holdings Ltd.	91,980	393,587
	Nick Scali Ltd.	15,205	97,924
	Nickel Industries Ltd.	202,848	94,803
	Nine Entertainment Co. Holdings Ltd.	387,299	511,473
#*	Nitro Software Ltd.	19,791	26,218
	Northern Star Resources Ltd.	120,126	670,435
	Nufarm Ltd.	102,730	366,117
	Objective Corp. Ltd.	3,464	32,878
*	OFX Group Ltd.	53,605	91,166
	OM Holdings Ltd.	98,157	39,593
*	Omni Bridgeway Ltd.	49,334	142,032
	oOh!media Ltd.	146,275	118,316
*	Opthea Ltd.	11,263	6,999
	Orica Ltd.	72,651	646,248
	Orora Ltd.	180,544	350,350
	OZ Minerals Ltd.	61,533	952,779
	Pacific Current Group Ltd.	12,386	66,496
	Pact Group Holdings Ltd.	47,849	43,896
*	Paladin Energy Ltd.	220,403	119,324
#*	Panoramic Resources Ltd.	306,418	28,519
#*	Pantoro Ltd.	131,022	11,673
	Paragon Care Ltd.	76,602	16,889
	Peet Ltd.	95,638	67,268
	Pendal Group Ltd.	674	2,117
#	PeopleIN Ltd.	4,068	8,542
*	Perenti Global Ltd.	188,216	115,346
#	Perpetual Ltd.	13,249	211,125
	Perseus Mining Ltd.	350,460	408,181
*	Pilbara Minerals Ltd.	200,846	652,799
#	Pinnacle Investment Management Group Ltd.	7,586	39,426
	Platinum Asset Management Ltd.	102,656	117,525
#*	PolyNovo Ltd.	26,127	33,285
#	Praemium Ltd.	43,406	23,130
	Premier Investments Ltd.	20,956	335,598
#	Pro Medicus Ltd.	7,405	263,821
	Propel Funeral Partners Ltd.	4,482	13,302
	PSC Insurance Group Ltd.	21,461	65,887
	PWR Holdings Ltd.	15,753	101,195
*	Qantas Airways Ltd.	51,836	193,699
	QANTM Intellectual Property Ltd.	9,599	5,928
	QBE Insurance Group Ltd.	125,736	985,137
	Qube Holdings Ltd.	207,892	361,930

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Ramelius Resources Ltd.	226,196	$106,163
#	REA Group Ltd.	3,826	296,537
*	ReadyTech Holdings Ltd.	4,608	9,538
	Reckon Ltd.	11,675	9,633
*	Red 5 Ltd.	226,829	23,122
#*	Redbubble Ltd.	33,472	10,993
#	Reece Ltd.	11,636	115,544
#	Regis Healthcare Ltd.	30,740	40,119
#	Regis Resources Ltd.	200,648	195,635
#*	Reject Shop Ltd.	5,557	16,599
	Reliance Worldwide Corp. Ltd.	167,374	343,886
#	Resimac Group Ltd.	15,412	8,822
#*	Resolute Mining Ltd.	252,106	32,290
*	Retail Food Group Ltd.	216,688	7,477
	Ridley Corp. Ltd.	62,846	84,002
	Rio Tinto Ltd.	40,879	2,319,867
*	RPMGlobal Holdings Ltd.	10,615	12,900
	Sandfire Resources Ltd.	133,953	298,324
	SEEK Ltd.	36,288	499,536
	Select Harvests Ltd.	36,940	125,332
	Servcorp Ltd.	12,793	27,937
	Service Stream Ltd.	137,240	64,472
#	Seven Group Holdings Ltd.	14,503	170,068
*	Seven West Media Ltd.	229,807	68,858
	SG Fleet Group Ltd.	2,060	2,648
	Shaver Shop Group Ltd.	20,068	13,995
	Shine Justice Ltd.	11,047	8,215
#*	Sierra Rutile Holdings Ltd.	84,280	11,155
	Sigma Healthcare Ltd.	302,534	122,596
*	Silver Lake Resources Ltd.	247,418	175,210
#*	Silver Mines Ltd.	86,665	9,661
	Sims Ltd.	48,431	378,650
	SmartGroup Corp. Ltd.	22,136	69,790
	Sonic Healthcare Ltd.	72,762	1,523,308
	Southern Cross Electrical Engineering Ltd.	53,407	22,527
	Southern Cross Media Group Ltd.	72,250	44,614
*††	SpeedCast International Ltd.	76,666	0
	SRG Global Ltd.	113,718	50,778
#*	St Barbara Ltd.	218,829	71,243
	Steadfast Group Ltd.	149,597	484,656
	Suncorp Group Ltd.	110,196	806,084
#	Sunland Group Ltd.	20,765	32,597
	Super Retail Group Ltd.	43,940	288,915
*	Superloop Ltd.	92,203	44,198
	Symbio Holdings Ltd.	9,613	19,672
*	Syrah Resources Ltd.	107,992	164,960
	Tassal Group Ltd.	32,052	106,431
	Technology One Ltd.	55,817	429,401
	Telstra Group Ltd.	295,605	741,208
#*	Temple & Webster Group Ltd.	7,540	26,841
#	Ten Sixty Four Ltd.	45,149	16,548
#*	Tesserent Ltd.	114,733	8,458
#	TPG Telecom Ltd.	40,084	125,743
	Transurban Group	81,227	689,044
*	Tuas Ltd.	44,136	37,134
Ω	Viva Energy Group Ltd.	227,605	413,156
*	Webjet Ltd.	41,618	140,543
	Wesfarmers Ltd.	51,660	1,499,123
*	West African Resources Ltd.	223,152	147,757

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Westgold Resources Ltd.	118,872	$55,521
	Westpac Banking Corp.	140,690	2,172,389
*	Wiluna Mining Corp. Ltd.	10,550	1,383
	WiseTech Global Ltd.	7,471	276,300
	Woodside Energy Group Ltd.	110,559	2,555,952
	Woolworths Group Ltd.	57,381	1,211,759
	Worley Ltd.	54,758	500,166
*	Xero Ltd.	1,876	93,160
#*	Zip Co. Ltd.	36,629	14,230

TOTAL AUSTRALIA			73,470,807

AUSTRIA — (0.6%)
	Addiko Bank AG	2,404	25,411
	Agrana Beteiligungs AG	4,134	55,943
	ANDRITZ AG	14,055	653,227
	AT&S Austria Technologie & Systemtechnik AG	7,846	242,323
Ω	BAWAG Group AG	17,055	823,344
	CA Immobilien Anlagen AG	6,860	216,669
#*	DO & Co. AG	1,322	103,908
	Erste Group Bank AG	43,341	1,068,136
	EVN AG	10,142	168,726
*	FACC AG	1,800	11,553
	Flughafen Wien AG	563	17,526
*	Immofinanz AG	11,636	0
#	Lenzing AG	2,336	111,764
	Mayr Melnhof Karton AG	1,336	190,111
#	Oesterreichische Post AG	901	25,636
	OMV AG	32,583	1,500,230
	Palfinger AG	2,862	66,132
#	POLYTEC Holding AG	2,865	13,300
	Porr AG	5,998	61,881
	Raiffeisen Bank International AG	22,117	307,586
#	Rosenbauer International AG	724	24,882
	Schoeller-Bleckmann Oilfield Equipment AG	1,480	81,414
	Semperit AG Holding	2,677	52,932
	Strabag SE	3,329	127,818
	Telekom Austria AG	37,674	218,996
	UBM Development AG	1,080	29,799
	UNIQA Insurance Group AG	25,424	164,769
#	Verbund AG	1,899	148,758
	voestalpine AG	27,884	605,369
	Wienerberger AG	21,886	500,288
	Zumtobel Group AG	7,627	46,070

TOTAL AUSTRIA			7,664,501

BELGIUM — (1.1%)
	Ackermans & van Haaren NV	6,238	869,087
#	Ageas SA	31,527	1,091,407
*	AGFA-Gevaert NV	41,313	124,903
*	Argenx SE, ADR	455	176,508
	Atenor	1,229	50,906
	Barco NV	6,310	136,235
	Bekaert SA	9,912	276,222
	bpost SA	22,516	111,298
*	Cie d’Entreprises CFE	2,314	24,567
	Deceuninck NV	23,820	48,483
*	Deme Group NV	2,314	257,803
	D’ieteren Group	3,607	600,306

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Econocom Group SA	34,290	$93,193
#	Elia Group SA	4,267	539,486
	Etablissements Franz Colruyt NV	10,547	254,226
	EVS Broadcast Equipment SA	1,977	40,406
	Exmar NV	6,116	57,539
	Fagron	12,854	160,021
	Gimv NV	5,999	256,120
*	Greenyard NV	2,112	13,979
	Immobel SA	938	38,404
	Ion Beam Applications	2,451	34,232
	Jensen-Group NV	1,201	33,492
	KBC Group NV	40,818	2,045,624
*	Kinepolis Group NV	3,384	127,566
	Lotus Bakeries NV	92	511,683
	Melexis NV	4,656	320,222
#*	Ontex Group NV	18,660	110,056
*	Orange Belgium SA	3,514	59,477
	Picanol	441	30,490
	Proximus SADP	33,631	352,578
	Recticel SA	11,663	161,172
	Shurgard Self Storage SA	3,633	158,184
	Solvay SA	19,322	1,743,634
	Telenet Group Holding NV	6,332	96,539
	TER Beke SA	203	17,858
*	Tessenderlo Group SA	5,556	168,402
	UCB SA	4,824	363,574
	Umicore SA	34,819	1,147,840
	Van de Velde NV	1,542	48,654
	VGP NV	1,600	121,319

TOTAL BELGIUM			12,873,695

CANADA — (11.5%)
#*	5N Plus, Inc.	21,900	37,937
#	Acadian Timber Corp.	3,200	35,421
*	Aclara Resources, Inc.	11,241	2,269
	Aecon Group, Inc.	18,295	129,724
	AG Growth International, Inc.	4,100	105,032
	AGF Management Ltd., Class B	15,987	74,047
	Agnico Eagle Mines Ltd.	42,188	1,855,407
#*	Aimia, Inc.	25,250	68,576
*	Air Canada	18,758	270,007
	AirBoss of America Corp.	3,978	20,907
#	Alamos Gold, Inc.,Class A	103,926	820,028
	Algoma Central Corp.	3,100	38,296
	Algonquin Power & Utilities Corp.	40,137	443,915
	Alimentation Couche-Tard, Inc.	46,595	2,086,318
	AltaGas Ltd.	55,064	993,080
	Altus Group Ltd.	2,516	89,404
	Amerigo Resources Ltd.	45,106	33,771
	Andlauer Healthcare Group, Inc.	3,888	149,030
*	Argonaut Gold, Inc.	81,374	23,892
*	Aritzia, Inc.	20,386	790,690
	Atco Ltd., Class I	10,864	337,319
*	ATS Automation Tooling Systems, Inc.	12,469	394,476
*	AutoCanada, Inc.	4,621	72,112
	B2Gold Corp.	277,920	850,012
#	Badger Infrastructure Solutions Ltd.	7,656	161,735
#*	Ballard Power Systems, Inc.	21,800	123,606
#	Bank of Montreal	61,122	5,628,451

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Bank of Nova Scotia	74,200	$3,585,658
	Barrick Gold Corp.	120,702	1,809,032
#	BCE, Inc.	42,287	1,907,136
	Bird Construction, Inc.	9,530	42,951
	Black Diamond Group Ltd.	7,742	24,720
#*	BlackBerry Ltd.	40,940	190,531
	BMTC Group, Inc.	3,210	29,099
*	Bombardier, Inc., Class A	256	7,603
*	Bombardier, Inc., Class B	12,094	355,176
*	Bonterra Energy Corp.	6,000	39,241
	Boralex, Inc., Class A	14,766	418,696
#	Boyd Group Services, Inc.	3,239	460,904
	Bridgemarq Real Estate Services	1,100	11,038
	Brookfield Asset Management Reinsurance Partners Ltd., Class A	109	4,316
	Brookfield Asset Management, Inc., Class A	29,369	1,163,306
#	Brookfield Infrastructure Corp., Class A	15,537	670,360
#	BRP, Inc.	4,768	318,800
*	Calfrac Well Services Ltd.	3,500	19,217
	Calian Group Ltd.	1,100	46,395
	Cameco Corp.	11,541	273,753
#	Canaccord Genuity Group, Inc.	29,719	152,265
	Canacol Energy Ltd.	12,100	17,852
#*	Canada Goose Holdings, Inc.	12,281	200,917
	Canadian Imperial Bank of Commerce	60,732	2,757,950
	Canadian National Railway Co.	18,770	2,223,122
	Canadian Pacific Railway Ltd.	9,932	739,865
#	Canadian Tire Corp. Ltd., Class A	11,455	1,283,858
#	Canadian Utilities Ltd., Class A	13,383	356,101
	Canadian Utilities Ltd., Class B	500	13,387
#	Canadian Western Bank	25,823	449,228
*	Canfor Corp.	17,127	257,342
*	Canfor Pulp Products, Inc.	11,391	41,639
#*	Capstone Mining Corp.	94,775	219,833
	Cascades, Inc.	21,603	140,177
	CCL Industries, Inc., Class B	22,343	1,049,622
*	Celestica, Inc.	29,227	320,328
#	Centerra Gold, Inc.	57,303	266,252
	CES Energy Solutions Corp.	71,198	149,990
*	CGI, Inc.	20,894	1,681,988
#	Chesswood Group Ltd.	2,800	22,772
	CI Financial Corp.	47,464	475,215
*	Cineplex, Inc.	1,096	7,450
#	Cogeco Communications, Inc.	4,447	226,797
	Cogeco, Inc.	3,876	165,072
#	Colliers International Group, Inc.	5,484	515,165
	Computer Modelling Group Ltd.	18,890	74,875
	Constellation Software, Inc.	952	1,376,544
#*	Copper Mountain Mining Corp.	51,894	69,708
#	Corus Entertainment, Inc., Class B	54,490	85,994
#*	Denison Mines Corp.	97,775	123,443
*	Descartes Systems Group, Inc.	1,922	132,753
	Dexterra Group, Inc.	10,672	41,674
	Dollarama, Inc.	22,151	1,316,199
	Doman Building Materials Group Ltd.	20,500	83,213
#	Dorel Industries, Inc., Class B	8,016	31,567
	DREAM Unlimited Corp., Class A	9,274	169,154
	Dundee Precious Metals, Inc.	48,738	221,089
	Dye & Durham Ltd.	12,373	136,867
	Dynacor Group, Inc.	9,100	18,235

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	ECN Capital Corp.	45,365	$136,859
	E-L Financial Corp. Ltd.	200	129,189
#*	Eldorado Gold Corp.	48,083	268,633
	Element Fleet Management Corp.	121,652	1,620,717
	Empire Co. Ltd., Class A	33,724	866,400
#	Enbridge, Inc.	49,806	1,940,241
#	Endeavour Mining PLC	43,160	767,617
	Enghouse Systems Ltd.	8,153	181,271
*	Ensign Energy Services, Inc.	37,617	96,365
	EQB, Inc.	5,500	194,913
*	Equinox Gold Corp.	59,303	196,617
#*	ERO Copper Corp.	11,587	131,915
	Evertz Technologies Ltd.	7,206	62,521
	Exchange Income Corp.	5,458	182,287
#	Exco Technologies Ltd.	6,801	34,595
	Extendicare, Inc.	19,418	99,916
	Fairfax Financial Holdings Ltd.	5,126	2,517,529
#	Fiera Capital Corp.	15,753	100,252
	Finning International, Inc.	35,635	757,769
	Firm Capital Mortgage Investment Corp.	9,400	80,452
#	First Majestic Silver Corp.	30,317	255,572
#*	First Mining Gold Corp.	44,500	6,696
#	First National Financial Corp.	4,125	103,553
	First Quantum Minerals Ltd.	90,923	1,603,759
	FirstService Corp.	5,794	724,311
*	Fission Uranium Corp.	72,500	37,784
*	Foraco International SA	7,600	7,364
#*	Fortuna Silver Mines, Inc.	37,419	104,095
#	Freehold Royalties Ltd.	40,700	506,379
*	Frontera Energy Corp.	5,333	44,626
#*	Galiano Gold, Inc.	35,902	17,657
*	GDI Integrated Facility Services, Inc.	3,200	109,975
	George Weston Ltd.	7,389	813,286
#	GFL Environmental, Inc.	5,305	143,182
#	Gibson Energy, Inc.	32,935	562,072
	Gildan Activewear, Inc.	29,608	934,144
	goeasy Ltd.	3,450	279,905
*	GoGold Resources, Inc.	11,234	12,452
#*	GoldMoney, Inc.	5,800	7,195
#	Great-West Lifeco, Inc.	22,672	524,883
	Guardian Capital Group Ltd., Class A	5,628	107,409
	Hammond Power Solutions, Inc.	900	13,312
*	Headwater Exploration, Inc.	35,140	186,230
*	Heroux-Devtek, Inc.	8,414	77,695
	High Liner Foods, Inc.	5,650	54,412
#	HLS Therapeutics, Inc.	700	4,907
	Home Capital Group, Inc.	15,142	292,759
	Hudbay Minerals, Inc.	63,414	240,779
#Ω	Hydro One Ltd.	17,100	428,771
	iA Financial Corp., Inc.	24,000	1,335,692
#*	IAMGOLD Corp.	236,795	347,476
	IGM Financial, Inc.	14,464	387,200
*	Imperial Metals Corp.	8,315	14,831
	Information Services Corp.	3,800	65,214
#	Innergex Renewable Energy, Inc.	15,851	174,519
	Intact Financial Corp.	11,716	1,780,254
*	Interfor Corp.	21,569	383,139
*	Ivanhoe Mines Ltd., Class A	25,875	179,483
Ω	Jamieson Wellness, Inc.	6,632	162,252

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Journey Energy, Inc.	5,500	$24,425
*	Karora Resources, Inc.	21,675	45,344
	K-Bro Linen, Inc.	2,521	55,329
#	Keyera Corp.	33,197	711,530
*	Kinaxis, Inc.	1,766	188,493
	Kinross Gold Corp.	395,924	1,435,715
*	Knight Therapeutics, Inc.	28,671	116,801
	KP Tissue, Inc.	3,500	26,051
	Labrador Iron Ore Royalty Corp.	12,609	261,371
#*	Largo, Inc.	4,043	25,494
	Lassonde Industries, Inc., Class A	2,812	242,715
	Laurentian Bank of Canada	12,373	276,096
	Leon’s Furniture Ltd.	8,006	100,196
#*	Lightspeed Commerce, Inc.	23,872	457,388
	Linamar Corp.	13,528	579,012
	Loblaw Cos. Ltd.	16,488	1,350,927
#*	Lucara Diamond Corp.	114,752	45,485
#	Lundin Gold, Inc.	15,911	114,922
	Lundin Mining Corp.	167,701	878,912
#*	MAG Silver Corp.	3,365	44,721
	Magellan Aerospace Corp.	4,737	24,513
	Magna International, Inc.	51,374	2,863,038
*	Mainstreet Equity Corp.	900	74,353
*	Major Drilling Group International, Inc.	12,288	73,962
*	Mandalay Resources Corp.	5,100	6,401
	Manulife Financial Corp.	81,933	1,355,991
#	Maple Leaf Foods, Inc.	19,400	287,508
#	Martinrea International, Inc.	20,736	132,877
#	Maverix Metals, Inc.	7,408	23,632
*	MDA Ltd.	2,100	10,312
	Medical Facilities Corp.	9,857	79,154
	Melcor Developments Ltd.	3,200	25,110
	Metro, Inc.	19,368	1,014,659
	Morguard Corp.	700	57,542
	MTY Food Group, Inc.	3,585	145,310
#	Mullen Group Ltd.	29,081	292,230
#	National Bank of Canada	47,737	3,250,328
	Neighbourly Pharmacy, Inc.	800	13,629
	Neo Performance Materials, Inc.	3,400	26,554
*	New Gold, Inc.	178,103	160,801
#	NFI Group, Inc.	14,396	92,990
#	North American Construction Group Ltd.	10,692	133,347
#	North West Co., Inc.	11,509	299,478
	Northland Power, Inc.	43,609	1,268,882
	Nutrien Ltd.	51,722	4,370,523
*	OceanaGold Corp.	197,015	286,336
	Onex Corp.	14,220	715,723
	Open Text Corp.	44,613	1,291,628
#	Osisko Gold Royalties Ltd.	35,796	384,318
#*	Osisko Mining, Inc.	41,503	86,519
#	Pan American Silver Corp.	38,891	621,476
	Park Lawn Corp.	5,600	86,938
	Parkland Corp.	37,385	755,740
	Pason Systems, Inc.	14,685	155,975
	Pembina Pipeline Corp.	26,444	872,916
	PHX Energy Services Corp.	13,038	80,103
*	Pieridae Energy Ltd.	25,800	24,430
	Pine Cliff Energy Ltd.	21,000	26,051
	Pizza Pizza Royalty Corp.	7,900	73,413

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Polaris Renewable Energy, Inc.	6,500	$79,201
#	PrairieSky Royalty Ltd.	55,279	858,593
*	Precision Drilling Corp.	3,590	265,111
#	Premium Brands Holdings Corp.	5,554	327,651
	Primo Water Corp.	30,487	444,805
#	Quarterhill, Inc.	31,600	38,736
	Quebecor, Inc., Class B	25,512	480,896
#*	Real Matters, Inc.	10,100	34,251
*	Recipe Unlimited Corp.	2,000	30,418
#	Restaurant Brands International, Inc.	23,231	1,379,457
*	RF Capital Group, Inc.	696	7,358
	Richelieu Hardware Ltd.	11,988	321,798
	Ritchie Bros Auctioneers, Inc.	15,397	1,005,884
	Rogers Communications, Inc.,Class B	34,480	1,435,517
	Rogers Sugar, Inc.	23,918	105,163
#	Royal Bank of Canada	113,212	10,469,274
#	Russel Metals, Inc.	18,045	373,788
*	Sabina Gold & Silver Corp.	51,951	42,328
#	Sandstorm Gold Ltd.	23,520	116,340
*	Sangoma Technologies Corp.	1,400	7,903
	Saputo, Inc.	34,565	841,322
#	Savaria Corp.	5,400	51,529
*	Seabridge Gold, Inc.	8,561	91,603
	Secure Energy Services, Inc.	61,786	324,271
#	Shaw Communications, Inc.,Class B	67,438	1,732,429
*	ShawCor Ltd.	18,794	137,125
*	Shopify, Inc., Class A	5,470	187,238
#	Sienna Senior Living, Inc.	13,800	119,022
*	Sierra Wireless, Inc.	8,998	267,061
*	SilverCrest Metals, Inc.	2,775	13,931
Ω	Sleep Country Canada Holdings, Inc.	10,687	175,874
#	SNC-Lavalin Group, Inc.	26,630	461,116
Ω	Spin Master Corp.	7,431	229,636
	Sprott, Inc.	754	27,099
#	SSR Mining, Inc.	57,515	792,896
	Stantec, Inc.	11,851	579,758
	Stelco Holdings, Inc.	11,268	283,778
	Stella-Jones, Inc.	15,995	481,723
#	Sun Life Financial, Inc.	59,242	2,514,832
#*	SunOpta, Inc.	4,792	53,877
#	Superior Plus Corp.	25,330	192,622
	Sylogist Ltd.	3,900	16,604
#*	Taseko Mines Ltd.	77,879	87,187
	TELUS Corp.	2,996	62,566
	TELUS Corp.	5,810	121,330
*	TELUS International CDA, Inc.	738	18,361
	TerraVest Industries, Inc.	1,300	22,615
	TFI International, Inc.	14,177	1,290,489
#	Thomson Reuters Corp.	3,238	344,135
	Tidewater Midstream & Infrastructure Ltd.	71,300	60,186
	Timbercreek Financial Corp.	20,935	118,171
	TMX Group Ltd.	5,147	494,846
*	Torex Gold Resources, Inc.	25,114	171,071
	Toromont Industries Ltd.	10,230	786,201
#	Toronto-Dominion Bank	63,402	4,057,161
	Total Energy Services, Inc.	13,840	79,646
#	Transcontinental, Inc., Class A	19,732	225,223
*	Trican Well Service Ltd.	61,315	162,925
	Tricon Residential, Inc.	34,591	291,498

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Triple Flag Precious Metals Corp.	1,800	$20,162
*	Trisura Group Ltd.	7,212	209,793
*	Turquoise Hill Resources Ltd.	26,525	746,576
*	Uni-Select, Inc.	7,311	198,291
	VersaBank	2,400	16,366
*	Viemed Healthcare, Inc.	5,400	35,317
	Wajax Corp.	6,875	93,056
	Waste Connections, Inc.	6,148	810,982
#*	Wesdome Gold Mines Ltd.	30,900	185,307
	West Fraser Timber Co. Ltd.	22,356	1,678,567
#	Western Forest Products, Inc.	95,411	86,142
	Westshore Terminals Investment Corp.	14,446	258,413
#	Wheaton Precious Metals Corp.	9,419	307,907
#*	WildBrain Ltd.	40,263	61,177
	Winpak Ltd.	4,914	149,763
#	WSP Global, Inc.	6,856	842,639
	Yamana Gold, Inc.	244,899	1,073,796
	Yellow Pages Ltd.	3,807	37,781

TOTAL CANADA			139,161,259

CHINA — (0.1%)
Ω	BOC Aviation Ltd.	41,300	276,377
	China Gold International Resources Corp. Ltd.	56,934	131,642
	Fountain SET Holdings Ltd.	164,000	15,666
*	Goodbaby International Holdings Ltd.	231,000	14,732
	Orient Overseas International Ltd.	23,000	336,102

TOTAL CHINA			774,519

DENMARK — (1.6%)
*	ALK-Abello AS	22,280	368,375
	Alm Brand AS	173,758	237,461
#	Ambu AS, Class B	4,610	51,558
	AP Moller - Maersk AS, Class A	196	392,134
	AP Moller - Maersk AS, Class B	248	518,114
*	Bang & Olufsen AS	27,144	31,566
	BankNordik P/F	1,197	19,066
*	Bavarian Nordic AS	19,397	617,218
*	Brodrene Hartmann AS	947	28,894
#	cBrain AS	1,564	34,216
	Chr Hansen Holding AS	15,547	863,496
	Coloplast AS, Class B	14,837	1,653,883
	Columbus AS	25,009	22,890
	D/S Norden AS	5,284	273,474
	Danske Bank AS	61,163	986,619
*	Demant AS	16,245	443,606
	Dfds AS	9,816	297,886
	DSV AS	10,724	1,449,115
	FLSmidth & Co. AS	6,569	151,831
#	GN Store Nord AS	31,189	662,807
#	GronlandsBANKEN AS	259	19,418
*	H+H International AS, Class B	3,579	55,201
*	ISS AS	41,489	761,947
	Jeudan AS	1,620	57,387
*	Jyske Bank AS	15,613	842,620
	Matas AS	10,756	102,946
#*Ω	Netcompany Group AS	6,439	220,758
*	Nilfisk Holding AS	3,971	73,876
*	NKT AS	11,448	571,337

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
*Ω	NNIT AS	3,366	$24,404
	North Media AS	2,064	17,675
*	NTG Nordic Transport Group AS, Class A	2,319	75,220
Ω	Orsted AS	4,967	409,806
	Pandora AS	21,448	1,128,239
*	Parken Sport & Entertainment AS	1,139	11,147
	Per Aarsleff Holding AS	4,795	133,924
	Ringkjoebing Landbobank AS	7,641	831,056
	Rockwool AS, Class B	1,711	340,753
	ROCKWOOL AS, Class A	1,003	197,798
#*	RTX AS	1,768	29,803
	Schouw & Co. AS	3,662	232,336
	SimCorp AS	8,484	506,585
	Solar AS, Class B	1,580	119,153
	SP Group AS	1,454	49,082
	Spar Nord Bank AS	24,008	290,683
	Sparekassen Sjaelland-Fyn AS	1,486	34,115
	Sydbank AS	16,028	488,058
	TCM Group AS	1,798	17,010
*	Tivoli AS	661	68,434
	Topdanmark AS	12,899	595,329
	Tryg AS	31,262	676,173
	UIE PLC	3,870	95,050
	Vestas Wind Systems AS	66,513	1,311,215

TOTAL DENMARK			19,492,747

FINLAND — (1.7%)
	Aktia Bank Oyj	15,644	155,531
	Alandsbanken Abp, Class B	1,334	42,178
	Alma Media Oyj	6,819	56,496
	Aspo Oyj	5,171	40,885
	Atria Oyj	4,031	37,606
	Cargotec Oyj, Class B	9,960	374,592
	Caverion Oyj	16,523	73,429
#	Citycon Oyj	11,056	68,881
	Digia Oyj	3,511	20,642
	Elisa Oyj	22,402	1,082,606
Ω	Enento Group Oyj	2,714	56,357
#*	Finnair Oyj	50,570	21,413
	Fiskars Oyj Abp	6,389	92,024
	Fortum Oyj	5,243	73,791
*	F-Secure Oyj	9,210	26,046
	Glaston OYJ ABP	7,940	6,791
	Gofore Oyj	928	20,721
#	Harvia Oyj	3,039	43,113
#	HKScan Oyj, Class A	10,963	10,304
#	Huhtamaki Oyj	23,170	832,715
	Ilkka Oyj	2,909	10,387
	Kamux Corp	5,559	26,886
	Kemira Oyj	29,190	385,436
	Kesko Oyj, Class A	17,107	328,978
	Kesko Oyj, Class B	52,528	1,022,229
	Kojamo Oyj	19,435	252,939
	Kone Oyj, Class B	27,929	1,143,575
	Konecranes Oyj	21,984	553,127
	Lassila & Tikanoja Oyj	7,680	75,431
	Marimekko Oyj	8,031	72,514
	Metsa Board Oyj, Class B	41,089	309,089
	Metso Outotec Oyj	65,228	495,021

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Musti Group Oyj	5,543	$104,137
	Neste Oyj	17,412	763,141
	Nokia Oyj	230,717	1,025,286
	Nokia Oyj, Sponsored ADR	124,076	545,934
	Nokian Renkaat Oyj	33,630	379,239
	Nordea Bank Abp	221,635	2,117,751
	Oma Saastopankki Oyj	1,214	23,867
	Oriola Oyj, Class A	2,227	4,127
	Oriola Oyj, Class B	38,503	69,845
	Outokumpu Oyj	100,730	404,266
	Ponsse Oyj	2,973	73,868
#*	QT Group Oyj	595	25,413
	Raisio Oyj, Class V	36,963	71,545
	Rapala VMC Oyj	1,151	4,875
	Revenio Group Oyj	5,089	189,280
Ω	Rovio Entertainment Oyj	9,200	52,439
	Sampo Oyj, Class A	37,984	1,736,922
	Sanoma Oyj	21,019	246,058
	Scanfil Oyj	2,122	12,307
	Stora Enso Oyj, Class R	67,100	874,904
	Taaleri Oyj	4,591	43,463
#	Talenom Oyj	3,569	31,776
	TietoEVRY Oyj	23,353	556,717
	Tokmanni Group Corp	12,950	156,580
	UPM-Kymmene Oyj	52,586	1,767,807
	Uponor Oyj	16,500	219,160
	Vaisala Oyj, Class A	3,697	143,908
	Valmet Oyj	43,973	1,000,088
	Verkkokauppa.com Oyj	1,932	5,992
	Wartsila OYJ Abp	49,352	336,449
#*	WithSecure Oyj	9,210	14,903
	YIT Oyj	41,269	103,489

TOTAL FINLAND			20,917,269

FRANCE — (7.3%)
	ABC arbitrage	8,258	53,357
*	Accor SA	33,341	798,899
#*	Aeroports de Paris	1,257	169,985
*	Air France-KLM	125,895	165,541
	Air Liquide SA	10,526	1,376,945
	Airbus SE	24,597	2,661,487
	AKWEL	2,771	40,264
#Ω	ALD SA	20,555	219,303
#	Alstom SA	51,759	1,065,264
	Altamir	3,848	90,848
	Alten SA	5,685	664,180
Ω	Amundi SA	10,254	483,783
	Arkema SA	15,228	1,205,114
	Assystem SA	1,573	57,690
#*	Atos SE	20,684	201,841
	Aubay	1,418	62,062
	AXA SA	107,411	2,652,502
	Axway Software SA	1,727	26,816
#	Bastide le Confort Medical	789	22,450
	Beneteau SA	9,994	110,756
	Bigben Interactive	3,977	29,867
	BioMerieux	4,095	362,319
	BNP Paribas SA	45,758	2,145,770
	Boiron SA	1,017	46,429

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Bollore SE	83,620	$418,229
#	Bonduelle SCA	4,816	55,962
*††	Bourbon Corp.	3,477	0
	Bouygues SA	24,872	709,627
	Bureau Veritas SA	34,298	848,542
	Burelle SA	30	12,627
	Capgemini SE	9,709	1,591,215
#	Carrefour SA	143,396	2,308,023
#*	Casino Guichard Perrachon SA	9,663	92,943
	Catana Group	5,629	27,913
	CBo Territoria	5,862	20,855
	Cegedim SA	1,934	29,980
*	CGG SA	192,877	163,845
#	Chargeurs SA	4,384	57,949
	Cie de Saint-Gobain	49,501	2,023,647
*	Cie des Alpes	3,645	44,928
	Cie Generale des Etablissements Michelin SCA	83,033	2,116,017
	Cie Plastic Omnium SA	9,414	131,909
*	Coface SA	29,061	323,511
#	Credit Agricole SA	103,011	934,687
	Danone SA	17,675	878,438
	Dassault Systemes SE	7,704	258,229
	Derichebourg SA	27,761	121,223
	Edenred	18,447	945,707
	Eiffage SA	21,143	1,911,787
	Electricite de France SA	13,514	159,600
#*Ω	Elior Group SA	28,156	62,500
	Elis SA	53,378	611,280
	Engie SA	166,336	2,161,262
	Equasens	680	47,752
	Eramet SA	2,328	152,511
	EssilorLuxottica SA	7,122	1,126,189
	Etablissements Maurel et Prom SA	18,717	84,129
	Eurazeo SE	7,078	403,909
Ω	Euronext NV	16,777	1,064,817
#	Eutelsat Communications SA	48,179	483,628
*	Faurecia SE	25,113	374,874
#	Fnac Darty SA	4,588	141,633
	Gaztransport Et Technigaz SA	6,477	753,525
*	Genfit	11,305	45,005
	Getlink SE	21,835	345,528
*	GL Events	2,690	41,834
	Groupe Crit	826	48,057
*	Groupe Gorge SA	1,962	38,474
	Guerbet	2,118	36,313
#	Guillemot Corp.	678	7,875
	Hermes International	1,336	1,729,298
	HEXAOM	901	17,183
*	ID Logistics Group	660	177,317
	Imerys SA	8,616	352,667
	Infotel SA	752	37,603
	Ipsen SA	8,567	880,412
	IPSOS	10,845	524,976
	Jacquet Metals SACA	3,858	60,005
*	JCDecaux SE	17,391	219,567
#	Kaufman & Broad SA	3,936	95,639
	Kering SA	4,379	2,005,411
	Korian SA	19,831	187,379
	Lectra	6,056	193,779

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Legrand SA	11,256	$857,759
	Linedata Services	750	34,835
	LISI	5,674	112,052
#	LNA Sante SA	1,295	37,752
	L’Oreal SA	6,238	1,958,758
*	Lumibird	601	9,910
	LVMH Moet Hennessy Louis Vuitton SE	13,654	8,615,600
Ω	Maisons du Monde SA	7,630	74,792
	Manitou BF SA	2,842	57,992
	Manutan International	278	27,877
	Mersen SA	4,927	159,413
	Metropole Television SA	8,095	83,723
#*	Nacon SA	1,788	4,496
Ω	Neoen SA	7,548	263,275
	Neurones	226	7,839
	Nexans SA	6,710	626,570
	Nexity SA	10,639	213,102
*	Nicox	1,341	2,346
	NRJ Group	4,221	27,190
#	Oeneo SA	5,302	73,361
*	OL Groupe SA	4,903	13,386
	Orange SA	453,437	4,320,308
#*	Orpea SA	8,408	68,188
*	OSE Immuno	1,573	10,639
*	Prodways Group SA	1,203	4,407
	Publicis Groupe SA	26,949	1,509,262
	Quadient SA	10,199	143,492
#*††	Recylex SA	3,158	1,081
*	Renault SA	34,782	1,070,910
	Rexel SA	66,260	1,182,429
#	Robertet SA	126	104,988
	Rothschild & Co.	9,160	324,848
	Rubis SCA	13,953	316,863
	Safran SA	5,235	583,021
	Samse SA	106	17,854
	Savencia SA	1,171	64,913
	SCOR SE	41,487	623,887
	SEB SA	5,400	351,548
	Seche Environnement SA	450	38,205
	SES SA	101,833	722,296
*Ω	SMCP SA	8,468	53,229
	Societe BIC SA	5,338	306,434
	Societe Generale SA	70,995	1,628,414
	Societe LDC SA	707	65,264
	Societe pour l’Informatique Industrielle	2,064	95,607
*	SOITEC	3,370	431,465
*	Solocal Group	15,928	10,697
	Somfy SA	1,368	145,724
	Sopra Steria Group SACA	3,410	451,422
	SPIE SA	34,312	802,679
#*Ω	SRP Groupe SA	5,370	8,651
	Stef SA	1,222	97,355
	STMicroelectronics NV	39,978	1,243,073
	Sword Group	1,865	70,276
	Synergie SE	2,431	65,691
*	Technicolor Creative Studios SA	3,412	5,317
	Technip Energies NV	32,268	416,540
	Teleperformance	5,587	1,496,924
#	Television Francaise 1	11,390	72,304

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Thermador Groupe	1,879	$156,311
#	Tikehau Capital SCA	5,190	126,092
	Totalenergies EP Gabon	250	40,509
*	Touax SA	1,701	13,574
	Trigano SA	2,260	231,327
*	Ubisoft Entertainment SA	21,705	595,496
	Union Financiere de France BQE SA	1,264	16,361
	Valeo	57,158	941,562
*	Vallourec SA	25,550	271,840
*	Vantiva SA	3,412	2,539
	Veolia Environnement SA	35,647	795,499
Ω	Verallia SA	19,194	543,860
	Vetoquinol SA	545	45,280
	Vilmorin & Cie SA	1,914	84,798
	Vinci SA	47,193	4,343,500
	Virbac SA	752	184,276
	Vivendi SE	92,769	759,312
*	Voltalia SA	4,875	92,843
	Wavestone	1,568	67,560
*Ω	Worldline SA	26,032	1,136,199
*Ω	X-Fab Silicon Foundries SE	10,365	53,659
*	Xilam Animation SA	537	16,200

TOTAL FRANCE			88,120,026

GERMANY — (6.4%)
	1&1 AG	12,408	163,460
	3U Holding AG	898	3,486
	7C Solarparken AG	9,943	43,227
*	Aareal Bank AG	15,902	502,859
	Adesso SE	821	81,284
	Adidas AG	9,496	926,953
	AIXTRON SE	7,816	192,067
	All for One Group SE	614	24,097
	Allgeier SE	1,476	42,703
	Allianz SE	14,333	2,578,570
	AlzChem Group AG	529	8,679
	Amadeus Fire AG	1,214	122,525
#	Aroundtown SA	115,812	229,568
	Atoss Software AG	1,196	145,617
Ω	Aumann AG	1,547	18,702
	Aurubis AG	9,731	614,029
#*Ω	Auto1 Group SE	7,864	52,889
	BASF SE	93,108	4,177,815
	Basler AG	2,115	57,411
*	Bauer AG	3,724	24,291
	Bayerische Motoren Werke AG	25,608	2,010,020
	BayWa AG	4,809	217,000
	Bechtle AG	19,791	683,711
Ω	Befesa SA	6,489	225,378
	Bertrandt AG	1,821	54,232
*	Bijou Brigitte AG	1,184	40,695
#	Bilfinger SE	8,032	223,441
#*	Borussia Dortmund GmbH & Co. KGaA	17,524	64,784
	Brenntag SE	27,213	1,651,184
	CANCOM SE	3,921	96,895
	Carl Zeiss Meditec AG	4,237	512,860
#	CECONOMY AG	43,005	69,987
	CENIT AG	1,138	14,853
	Cewe Stiftung & Co. KGAA	1,993	156,115

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Commerzbank AG	266,350	$2,128,056
	CompuGroup Medical SE & Co. KgaA	6,366	201,128
	Continental AG	11,958	619,373
Ω	Covestro AG	52,330	1,776,395
	CropEnergies AG	9,615	153,234
*	CTS Eventim AG & Co. KGaA	13,951	665,972
*	Daimler Truck Holding AG	60,796	1,621,586
#*Ω	Delivery Hero SE	3,834	126,173
	Deutsche Bank AG	183,602	1,758,907
	Deutsche Beteiligungs AG	3,648	92,446
	Deutsche Boerse AG	4,658	757,482
*	Deutsche Lufthansa AG	101,128	691,413
Ω	Deutsche Pfandbriefbank AG	38,281	285,122
	Deutsche Post AG	92,225	3,260,134
	Deutsche Telekom AG	339,750	6,412,946
	Deutsche Wohnen SE	5,597	112,893
	Deutz AG	31,772	119,952
	DIC Asset AG	8,141	56,121
	DMG Mori AG	1,044	42,506
	Dr Hoenle AG	981	15,133
	Draegerwerk AG & Co. KGaA	933	33,684
	Duerr AG	14,318	378,464
Ω	DWS Group GmbH & Co. KGaA	6,681	180,630
	E.ON SE	363,084	3,040,459
	Eckert & Ziegler Strahlen- und Medizintechnik AG	2,712	107,215
	EDAG Engineering Group AG	3,367	33,961
	Elmos Semiconductor SE	2,036	93,070
	ElringKlinger AG	8,030	57,477
	Encavis AG	20,225	376,543
	Energiekontor AG	2,205	195,798
	Evonik Industries AG	42,067	774,946
	Fabasoft AG	710	12,608
	Fielmann AG	5,853	186,456
#*	flatexDEGIRO AG	6,637	58,008
	FORTEC Elektronik AG	65	1,569
*	Fraport AG Frankfurt Airport Services Worldwide	9,887	380,908
	Freenet AG	34,940	686,787
	Fresenius Medical Care AG & Co. KGaA	28,622	791,701
	Fuchs Petrolub SE	7,059	170,196
	GEA Group AG	27,886	974,740
	Gerresheimer AG	8,537	489,073
	Gesco AG	2,374	59,084
	GFT Technologies SE	5,152	167,967
*	GK Software SE	194	23,386
*	Global Fashion Group SA	34	57
	Grand City Properties SA	15,042	146,322
#	GRENKE AG	1,834	37,404
*	H&R GmbH & Co. KGaA	3,109	20,160
	Hamburger Hafen und Logistik AG	6,797	79,609
	Hannover Rueck SE	3,627	590,200
#Ω	Hapag-Lloyd AG	2,513	453,187
#*	Heidelberger Druckmaschinen AG	78,275	108,042
#*	HelloFresh SE	23,127	462,289
	Henkel AG & Co. KGaA	6,760	396,846
	Hensoldt AG	8,429	198,038
*	Highlight Communications AG	1,578	6,097
	Hochtief AG	7,024	373,142
	Hornbach Holding AG & Co. KGaA	2,894	197,271
	Hugo Boss AG	14,400	663,226

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Hypoport SE	566	$55,284
	Indus Holding AG	5,552	109,559
	Infineon Technologies AG	56,392	1,368,378
Ω	Instone Real Estate Group SE	7,772	56,570
	IVU Traffic Technologies AG	1,335	18,663
	Jenoptik AG	11,301	247,753
#Ω	JOST Werke AG	3,281	140,016
	K&S AG	54,456	1,202,333
	KION Group AG	15,108	334,949
	Kloeckner & Co. SE	20,604	161,477
#	Knaus Tabbert AG	422	11,506
	Knorr-Bremse AG	9,070	408,338
*	Koenig & Bauer AG	4,031	50,560
	Kontron AG	10,332	149,540
	Krones AG	2,629	243,481
	KWS Saat SE & Co. KGaA	2,056	119,362
	Lanxess AG	13,423	453,936
	LEG Immobilien SE	8,184	534,294
	Leifheit AG	1,652	23,454
*	Leoni AG	6,883	48,445
*	LPKF Laser & Electronics AG	2,771	26,772
*	Medios AG	2,048	37,803
	Mercedes-Benz Group AG	88,978	5,150,185
*	METRO AG	54,024	412,116
	MLP SE	19,862	92,240
	MTU Aero Engines AG	3,062	547,970
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,664	1,231,183
#*	Nagarro SE	2,001	199,065
	Nemetschek SE	9,306	443,682
	New Work SE	806	100,979
	Nexus AG	2,759	147,966
#*	Nordex SE	12,816	119,473
	Norma Group SE	8,985	142,436
	OHB SE	1,146	32,149
	PATRIZIA SE	7,619	55,918
	Pfeiffer Vacuum Technology AG	716	101,149
	PNE AG	20,038	381,362
	Progress-Werk Oberkirch AG	549	13,449
	ProSiebenSat.1 Media SE	31,257	212,410
	PSI Software AG	2,436	55,680
	Puma SE	17,119	756,845
*	PVA TePla AG	2,092	35,053
*	q.beyond AG	24,716	20,439
	Rational AG	747	421,084
#*	RTL Group SA	8,984	304,970
	SAF-Holland SE	12,289	90,974
	Salzgitter AG	8,639	193,069
	SAP SE	10,082	970,420
#Ω	Scout24 SE	7,733	396,277
	Secunet Security Networks AG	415	91,033
#*	SGL Carbon SE	15,607	110,698
#*Ω	Shop Apotheke Europe NV	468	19,380
Ω	Siemens Healthineers AG	3,915	179,356
	Siltronic AG	2,303	143,219
	Sixt SE	3,540	332,029
#*	SMA Solar Technology AG	840	40,639
	Software AG	9,691	212,010
	Stabilus SE	5,754	315,663
	Stemmer Imaging AG	320	8,838

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	STRATEC SE	1	$84
	Stroeer SE & Co. KGaA	8,239	335,895
	Suedzucker AG	20,485	261,059
#	SUESS MicroTec SE	3,494	39,500
	Surteco Group SE	989	18,664
	Symrise AG	4,187	427,377
	TAG Immobilien AG	26,161	163,841
#	Takkt AG	7,339	95,048
*	Talanx AG	10,673	400,818
*Ω	TeamViewer AG	29,682	285,036
	Technotrans SE	1,771	44,554
	Telefonica Deutschland Holding AG	297,578	648,392
*	thyssenkrupp AG	108,512	571,200
	Traffic Systems SE	1,284	22,951
	United Internet AG	26,844	501,797
#*	va-Q-tec AG	1,198	15,377
#	Varta AG	3,218	86,238
	VERBIO Vereinigte BioEnergie AG	6,536	514,861
*	Vitesco Technologies Group AG, Class A	5,409	289,449
	Volkswagen AG	4,057	693,470
	Vonovia SE	34,796	769,361
	Vossloh AG	2,156	77,368
	Wacker Chemie AG	4,031	469,311
	Wacker Neuson SE	8,347	131,595
	Washtec AG	2,863	107,523
#*	Westwing Group SE	2,342	15,909
	Wuestenrot & Wuerttembergische AG	6,502	91,734
#*Ω	Zalando SE	12,044	277,592

TOTAL GERMANY			77,174,864

HONG KONG — (2.1%)
	Aeon Credit Service Asia Co. Ltd.	38,000	22,227
	AIA Group Ltd.	611,600	4,632,742
*	Aidigong Maternal & Child Health Ltd.	352,000	17,700
	Analogue Holdings Ltd.	58,000	8,207
	APAC Resources Ltd.	24,000	3,111
*	Apollo Future Mobility Group Ltd.	584,000	15,620
	Asia Financial Holdings Ltd.	40,000	15,342
	Asiasec Properties Ltd.	62,000	1,616
	ASMPT Ltd.	74,300	408,687
	Bank of East Asia Ltd.	255,919	245,269
	Best Mart 360 Holdings Ltd.	40,000	10,402
	BOC Hong Kong Holdings Ltd.	223,500	694,483
	BOCOM International Holdings Co. Ltd.	130,000	6,549
	Bright Smart Securities & Commodities Group Ltd.	140,000	19,621
††	Brightoil Petroleum Holdings Ltd.	444,000	15,911
††	Burwill Holdings Ltd.	1,052,000	1,782
	Cafe de Coral Holdings Ltd.	102,000	119,038
#*	Cathay Pacific Airways Ltd.	261,000	236,682
#*	Central Holding Group Co. Ltd.	37,000	84,640
	Chen Hsong Holdings	40,000	7,903
	Chevalier International Holdings Ltd.	12,000	10,362
*	China Energy Development Holdings Ltd.	1,680,000	27,409
	China Motor Bus Co. Ltd.	1,400	11,777
#*	China Star Entertainment Ltd.	180,000	16,969
*	China Strategic Holdings Ltd.	2,830,000	8,318
*	Chinese Estates Holdings Ltd.	121,000	21,896
	Chow Sang Sang Holdings International Ltd.	104,000	95,914
	Chow Tai Fook Jewellery Group Ltd.	189,600	324,609

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Chuang’s Consortium International Ltd.	200,000	$19,212
	CITIC Telecom International Holdings Ltd.	571,000	168,762
	CK Asset Holdings Ltd.	166,069	918,123
	CK Hutchison Holdings Ltd.	140,000	696,896
#	CK Life Sciences International Holdings, Inc.	264,000	19,830
*	C-Mer Eye Care Holdings Ltd.	76,000	31,490
#††	Convoy, Inc.	576,000	2,297
*	Cowell e Holdings, Inc.	74,000	90,543
Ω	Crystal International Group Ltd.	111,500	28,430
	CSI Properties Ltd.	1,190,000	17,767
	Dah Sing Banking Group Ltd.	113,728	67,812
	Dah Sing Financial Holdings Ltd.	44,920	88,888
	Dickson Concepts International Ltd.	43,500	17,992
	Dynamic Holdings Ltd.	10,000	8,266
	Eagle Nice International Holdings Ltd.	74,000	42,038
*	Emperor Capital Group Ltd.	888,000	4,756
	Emperor Watch & Jewellery Ltd.	810,000	11,771
*	ENM Holdings Ltd.	376,000	17,001
*	Esprit Holdings Ltd.	596,750	46,324
#Ω	ESR Group Ltd.	106,200	181,108
*	Eternity Investment Ltd.	710,000	14,405
	EuroEyes International Eye Clinic Ltd., Class C	16,000	8,909
	Fairwood Holdings Ltd.	19,000	21,877
	Far East Consortium International Ltd.	247,141	55,692
	First Pacific Co. Ltd.	590,000	156,235
*Ω	FIT Hon Teng Ltd.	322,000	37,688
*Ω	Frontage Holdings Corp.	56,000	12,621
	FSE Lifestyle Services Ltd.	29,000	16,664
*	Fullwealth International Group Holdings Ltd.	56,000	13,190
	Get Nice Financial Group Ltd.	101,500	8,932
	Giordano International Ltd.	382,000	63,296
	Glorious Sun Enterprises Ltd.	80,000	6,827
*	Gold Fin Holdings	38,000	0
	Goodresources	410,000	830
*	GR Properties Ltd.	170,000	21,635
	Great Eagle Holdings Ltd.	59,520	109,153
*	Greentech Technology International Ltd.	96,000	5,752
	G-Resources Group Ltd.	113,760	28,771
	Guotai Junan International Holdings Ltd.	906,000	64,564
#*	Haitong International Securities Group Ltd.	684,152	49,653
	Hang Lung Group Ltd.	195,000	252,932
	Hang Lung Properties Ltd.	347,000	436,513
	Hang Seng Bank Ltd.	25,100	353,352
	Hanison Construction Holdings Ltd.	26,565	3,318
	Henderson Land Development Co. Ltd.	121,249	296,849
	HKBN Ltd.	238,000	160,744
	HKT Trust & HKT Ltd.	863,000	976,004
	Hon Kwok Land Investment Co. Ltd.	38,000	9,130
	Hong Kong Exchanges & Clearing Ltd.	50,340	1,336,205
	Hong Kong Ferry Holdings Co. Ltd.	22,000	16,845
	Hong Kong Technology Venture Co. Ltd.	87,000	45,468
*	Hongkong & Shanghai Hotels Ltd.	119,511	93,754
Ω	Honma Golf Ltd.	25,000	10,509
	Hung Hing Printing Group Ltd.	86,000	10,686
	Hutchison Telecommunications Hong Kong Holdings Ltd.	340,000	45,041
*	Hypebeast Ltd.	200,000	12,369
	Hysan Development Co. Ltd.	81,000	176,547
*	IGG, Inc.	174,000	45,236
*	Imagi International Holdings Ltd.	103,500	4,184

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
Ω	Impro Precision Industries Ltd.	36,000	$9,353
	International Housewares Retail Co. Ltd.	91,000	30,162
	ITC Properties Group Ltd.	124,018	14,877
	Johnson Electric Holdings Ltd.	102,775	105,882
	K Wah International Holdings Ltd.	217,000	60,770
*	Kader Holdings Co. Ltd.	102,000	5,051
	Karrie International Holdings Ltd.	166,000	25,171
	Kerry Logistics Network Ltd.	122,500	194,451
	Kerry Properties Ltd.	143,500	227,000
*	Kingston Financial Group Ltd.	644,000	23,367
	Kowloon Development Co. Ltd.	101,000	89,627
*	Lai Sun Development Co. Ltd.	82,680	32,690
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	343,500	32,861
*	Lifestyle International Holdings Ltd.	18,500	10,969
	Liu Chong Hing Investment Ltd.	46,000	39,589
	L’Occitane International SA	82,000	201,328
	Luk Fook Holdings International Ltd.	97,000	210,722
	Lung Kee Bermuda Holdings	24,000	7,326
	Man Wah Holdings Ltd.	442,000	246,628
	Master Glory GP	163,500	1,016
	MECOM Power & Construction Ltd.	234,498	47,840
*††	MH Development NPV	28,000	0
	Miramar Hotel & Investment	47,000	64,819
	Modern Dental Group Ltd.	72,000	14,960
	MTR Corp. Ltd.	51,420	226,258
	New World Development Co. Ltd.	248,270	507,830
*††	NewOcean Energy Holdings Ltd.	238,000	888
	Nissin Foods Co. Ltd.	74,000	59,367
	Oriental Watch Holdings	83,457	35,734
*	Oshidori International Holdings Ltd.	1,002,000	31,912
	Pacific Basin Shipping Ltd.	1,331,000	322,239
	Pacific Textiles Holdings Ltd.	267,000	79,614
*	Paliburg Holdings Ltd.	58,000	11,233
	PC Partner Group Ltd.	60,000	28,676
	PCCW Ltd.	685,797	262,010
	Pentamaster International Ltd.	144,000	13,211
	Perfect Medical Health Management Ltd.	88,000	31,182
	Pico Far East Holdings Ltd.	162,000	22,072
	Plover Bay Technologies Ltd.	56,000	13,068
	Power Assets Holdings Ltd.	70,000	334,708
	Prada SpA	52,100	237,360
	Public Financial Holdings Ltd.	104,000	27,967
#*	Realord Group Holdings Ltd.	50,000	58,663
*	Regal Hotels International Holdings Ltd.	76,000	24,709
Ω	Regina Miracle International Holdings Ltd.	87,000	33,894
*	Sa Sa International Holdings Ltd.	162,000	17,135
*Ω	Samsonite International SA	251,700	540,764
	SAS Dragon Holdings Ltd.	64,000	26,605
#	SEA Holdings Ltd.	47,706	20,447
*	Shangri-La Asia Ltd.	286,000	158,249
*	Shun Tak Holdings Ltd.	394,000	51,163
	Singamas Container Holdings Ltd.	386,000	29,496
	Sino Land Co. Ltd.	583,052	622,592
	SITC International Holdings Co. Ltd.	306,000	501,166
	SmarTone Telecommunications Holdings Ltd.	111,000	54,867
	Solomon Systech International Ltd.	272,000	12,475
	Soundwill Holdings Ltd.	25,500	20,319
	Stella International Holdings Ltd.	107,000	103,628
	Sun Hung Kai & Co. Ltd.	139,000	48,538

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Sun Hung Kai Properties Ltd.	48,696	$523,303
	SUNeVision Holdings Ltd.	202,000	107,012
	Swire Pacific Ltd., Class A	85,000	563,848
	Swire Pacific Ltd., Class B	142,500	146,839
	Swire Properties Ltd.	19,600	37,669
#	TAI Cheung Holdings Ltd.	82,000	41,295
	Techtronic Industries Co. Ltd.	106,000	1,003,689
*	Television Broadcasts Ltd.	88,000	30,308
	Texhong Textile Group Ltd.	64,500	41,542
	Texwinca Holdings Ltd.	224,000	29,391
*	TOM Group Ltd.	250,000	20,544
#*	Tongda Group Holdings Ltd.	1,450,000	13,670
	Town Health International Medical Group Ltd.	538,998	24,480
	Tradelink Electronic Commerce Ltd.	164,000	15,444
	Transport International Holdings Ltd.	56,513	59,693
	United Laboratories International Holdings Ltd.	256,000	107,296
*	Value Convergence Holdings Ltd.	144,000	2,999
	Value Partners Group Ltd.	149,000	35,489
	Vedan International Holdings Ltd.	124,000	10,673
*	Vitasoy International Holdings Ltd.	52,000	88,797
*Ω	VPower Group International Holdings Ltd., Class H	134,638	9,284
	VSTECS Holdings Ltd.	196,000	94,242
	VTech Holdings Ltd.	43,300	230,495
	Wai Kee Holdings Ltd.	56,000	11,193
	Wang On Group Ltd.	3,440,000	18,863
*	Wealthking Investments Ltd.	224,000	11,693
Ω	WH Group Ltd.	1,771,925	894,842
	Wharf Real Estate Investment Co. Ltd.	77,000	303,385
	Wing On Co. International Ltd.	9,000	14,633
	Wing Tai Properties Ltd.	62,000	27,087
*	Xingye Alloy Materials Group Ltd.	95,000	13,927
	Yue Yuen Industrial Holdings Ltd.	203,000	206,379
#*	Zensun Enterprises Ltd.	115,999	17,129
*	Zhaobangji Properties Holdings Ltd.	328,000	15,656

TOTAL HONG KONG			25,585,759

IRELAND — (0.8%)
	AIB Group PLC	161,374	466,841
	Bank of Ireland Group PLC	232,983	1,677,621
*	Cairn Homes PLC	190,398	184,340
#	CRH PLC, Sponsored ADR	128,060	4,637,053
*	Dalata Hotel Group PLC	39,185	125,712
	FBD Holdings PLC	6,986	69,428
	Glanbia PLC	37,181	429,413
*Ω	Glenveagh Properties PLC	138,603	135,576
	Irish Continental Group PLC	52,931	213,995
	Kingspan Group PLC	14,757	743,999
*	Permanent TSB Group Holdings PLC	13,273	22,100
	Smurfit Kappa Group PLC	42,244	1,398,401

TOTAL IRELAND			10,104,479

ISRAEL — (1.2%)
	Adgar Investment & Development Ltd.	12,287	20,946
	Afcon Holdings Ltd.	306	14,463
	AFI Properties Ltd.	1,879	56,327
	Africa Israel Residences Ltd.	894	35,877
*	Airport City Ltd.	8,088	133,917
	Alony Hetz Properties & Investments Ltd.	12,913	151,459

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Alrov Properties & Lodgings Ltd.	1,669	$85,310
	Amot Investments Ltd.	12,245	74,073
	Arad Ltd.	2,441	31,293
*	Argo Properties NV	2,212	46,271
	Ashtrom Group Ltd.	6,629	144,274
	Aura Investments Ltd.	30,276	53,489
	Automatic Bank Services Ltd.	2,578	11,525
#*	Avgol Industries 1953 Ltd.	23,344	13,792
	Azorim-Investment Development & Construction Co. Ltd.	13,323	46,359
	Azrieli Group Ltd.	1,019	75,493
	Bank Hapoalim BM	73,495	708,437
	Bank Leumi Le-Israel BM	138,571	1,321,932
*	Bet Shemesh Engines Holdings 1997 Ltd.	851	20,460
	Bezeq The Israeli Telecommunication Corp. Ltd.	257,695	456,181
	Big Shopping Centers Ltd.	717	80,398
*	BioLine RX Ltd.	74,641	4,443
	Blue Square Real Estate Ltd.	677	44,952
*	Brack Capital Properties NV	520	55,353
*	Camtek Ltd.	1,897	42,788
	Carasso Motors Ltd.	7,213	45,284
*	Cellcom Israel Ltd.	30,977	155,102
*	Ceragon Networks Ltd.	7,505	13,509
*	Clal Insurance Enterprises Holdings Ltd.	15,314	264,265
*	Compugen Ltd.	2,478	2,230
	Danel Adir Yeoshua Ltd.	1,176	136,306
	Delek Automotive Systems Ltd.	10,942	140,890
*	Delek Group Ltd.	1,703	259,294
	Delta Galil Industries Ltd.	3,106	140,626
	Dor Alon Energy in Israel 1988 Ltd.	2,111	73,019
	Duniec Brothers Ltd.	634	32,814
	E&M Computing Ltd.	1,400	3,488
	Electra Consumer Products 1970 Ltd.	2,172	75,180
	Electra Ltd.	372	216,453
	Electra Real Estate Ltd.	4,087	50,181
*	Ellomay Capital Ltd.	322	6,005
*	Elron Ventures Ltd.	3,300	8,849
	Energix-Renewable Energies Ltd.	7,468	26,072
*	Enlight Renewable Energy Ltd.	66,724	135,135
*	Fattal Holdings 1998 Ltd.	1,181	119,956
	First International Bank of Israel Ltd.	8,127	350,935
	FMS Enterprises Migun Ltd.	794	26,318
	Formula Systems 1985 Ltd.	2,261	183,519
	Fox Wizel Ltd.	2,057	250,768
	Gav-Yam Lands Corp. Ltd.	10,333	87,639
*	Gilat Satellite Networks Ltd.	5,876	35,254
*	Hagag Group Real Estate Development	3,891	21,181
	Hamat Group Ltd.	4,426	36,748
	Harel Insurance Investments & Financial Services Ltd.	29,089	280,010
	Hilan Ltd.	3,441	180,182
*	Hiper Global Ltd.	1,400	6,165
	ICL Group Ltd.	39,835	359,216
	IDI Insurance Co. Ltd.	1,786	47,695
	IES Holdings Ltd.	544	38,036
	Ilex Medical Ltd.	1,313	33,263
#	Infinya Ltd.	954	92,156
	Inrom Construction Industries Ltd.	24,007	97,985
	Isracard Ltd.	37,096	109,687
	Israel Canada T.R Ltd.	16,954	48,875
	Israel Discount Bank Ltd., Class A	166,086	944,379

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Israel Land Development - Urban Renewal Ltd.	2,713	$35,251
	Isras Investment Co. Ltd.	461	86,801
*	Kamada Ltd.	4,706	21,224
	Kardan Real Estate Enterprise & Development Ltd.	5,616	5,476
	Kerur Holdings Ltd.	1,414	30,589
	Klil Industries Ltd.	213	17,799
	Lahav L.R. Real Estate Ltd.	8,287	9,238
	Levinstein Properties Ltd.	644	16,661
	M Yochananof & Sons Ltd.	1,345	79,181
	Magic Software Enterprises Ltd.	15,448	242,047
	Malam - Team Ltd.	1,640	37,277
	Matrix IT Ltd.	7,710	166,324
#	Maytronics Ltd.	9,449	101,884
	Mediterranean Towers Ltd.	17,873	51,573
	Mega Or Holdings Ltd.	3,782	109,962
*	Meitav Investment House Ltd.	5,044	17,663
	Melisron Ltd.	1,210	89,774
*	Menora Mivtachim Holdings Ltd.	7,969	162,385
	Meshulam Levinstein Contracting & Engineering Ltd.	245	22,800
	Migdal Insurance & Financial Holdings Ltd.	104,926	125,857
	Mivne Real Estate KD Ltd.	38,644	120,147
	Mivtach Shamir Holdings Ltd.	1,285	30,590
	Mizrahi Tefahot Bank Ltd.	15,832	598,474
*	Naphtha Israel Petroleum Corp. Ltd.	7,312	37,874
	Nawi Brothers Ltd.	4,936	35,723
*	Neto Malinda Trading Ltd.	1,892	63,704
	Neto ME Holdings Ltd.	583	24,500
#*	Nice Ltd., Sponsored ADR	336	63,803
*	Nova Ltd.	2,207	161,522
	Novolog Ltd.	54,425	44,954
	Oil Refineries Ltd.	527,463	196,435
	One Software Technologies Ltd.	8,721	120,728
	Palram Industries 1990 Ltd.	3,125	30,600
*	Partner Communications Co. Ltd.	38,913	293,335
*	Partner Communications Co. Ltd., ADR	1,321	9,802
*	Paz Oil Co. Ltd.	2,644	315,834
*	Perion Network Ltd.	4,225	96,915
	Phoenix Holdings Ltd.	40,195	435,397
	Plasson Industries Ltd.	1,084	52,837
	Prashkovsky Investments & Construction Ltd.	1,441	34,604
*	Priortech Ltd.	1,092	20,082
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,025	140,431
	Rani Zim Shopping Centers Ltd.	14,172	19,133
	Retailors Ltd.	1,993	38,332
	Sano-Brunos Enterprises Ltd.	96	6,648
	Scope Metals Group Ltd.	1,610	72,247
	Shapir Engineering & Industry Ltd.	9,869	81,303
*	Shikun & Binui Ltd.	17,056	67,706
	Shufersal Ltd.	24,510	167,319
*	Solegreen Ltd.	2,428	8,671
	Strauss Group Ltd.	4,860	121,585
	Summit Real Estate Holdings Ltd.	9,319	129,853
	Suny Cellular Communication Ltd.	24,074	12,056
	Tadiran Group Ltd.	810	109,757
Ω	Tamar Petroleum Ltd.	19,353	59,701
	Tel Aviv Stock Exchange Ltd.	8,916	52,543
	Telsys Ltd.	691	32,250
*	Tera Light Ltd.	7,969	13,251
	Tiv Taam Holdings 1 Ltd.	11,482	24,141

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Victory Supermarket Chain Ltd.	1,493	$18,947
	YD More Investments Ltd.	3,606	10,322
	YH Dimri Construction & Development Ltd.	1,354	82,322

TOTAL ISRAEL			14,350,625

ITALY — (2.7%)
	A2A SpA	160,798	178,299
	ACEA SpA	11,720	147,678
#*	Aeffe SpA	5,749	7,103
	Amplifon SpA	21,343	530,244
Ω	Anima Holding SpA	49,090	152,040
	Aquafil SpA	5,883	32,015
	Arnoldo Mondadori Editore SpA	26,239	44,213
	Ascopiave SpA	14,613	34,573
	Assicurazioni Generali SpA	87,447	1,312,326
*	Autogrill SpA	8,758	54,744
#	Avio SpA	3,017	33,690
	Azimut Holding SpA	29,473	474,576
	Banca Generali SpA	16,753	500,809
	Banca IFIS SpA	5,863	69,230
	Banca Mediolanum SpA	22,909	171,403
#*	Banca Monte dei Paschi di Siena SpA	189	357
	Banca Popolare di Sondrio SPA	128,084	459,445
#	Banca Profilo SpA	37,962	7,241
Ω	Banca Sistema SpA	9,819	14,396
	Banco BPM SpA	377,363	1,141,718
	Banco di Desio e della Brianza SpA	6,714	18,706
	BasicNet SpA	6,151	29,926
	Be Shaping The Future SpA	20,448	69,512
#	BF SpA	5,253	18,680
Ω	BFF Bank SpA	17,840	125,854
	Biesse SpA	567	6,829
	BPER Banca	194,675	360,207
	Brembo SpA	18,557	194,002
	Brunello Cucinelli SpA	8,358	484,479
	Cairo Communication SpA	17,084	27,767
Ω	Carel Industries SpA	8,327	181,368
*	CIR SpA-Compagnie Industriali	154,476	65,219
	CNH Industrial NV	100,698	1,302,738
	Credito Emiliano SpA	20,115	119,262
*	d’Amico International Shipping SA	228,286	65,630
	Danieli & C Officine Meccaniche SpA	11,141	153,027
#	Danieli & C Officine Meccaniche SpA	3,400	69,396
	De’ Longhi SpA	9,853	170,001
	DeA Capital SpA	29,586	31,409
#	DiaSorin SpA	1,181	154,399
	Digital Bros SpA	1,015	23,919
Ω	doValue SpA	13,756	79,228
	Elica SpA	4,248	11,286
	Emak SpA	12,990	13,876
Ω	Enav SpA	23,046	89,120
	Enel SpA	366,840	1,638,801
	Eni SpA	142,785	1,875,298
	ERG SpA	12,421	389,607
	Esprinet SpA	4,881	32,514
	Ferrari NV	5,895	1,161,905
*	Fiera Milano SpA	3,280	10,032
	Fila SpA	4,579	31,217
	FinecoBank Banca Fineco SpA	64,165	864,661

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
*	FNM SpA	35,502	$16,140
	Gefran SpA	1,074	9,012
#*	Geox SpA	10,145	8,082
	Gruppo MutuiOnline SpA	4,502	99,574
#*Ω	GVS SpA	4	20
	Hera SpA	177,732	423,479
	IMMSI SpA	64,785	25,423
Ω	Infrastrutture Wireless Italiane SpA	25,353	223,770
	Interpump Group SpA	5,867	227,144
	Intesa Sanpaolo SpA	653,914	1,246,705
	Iren SpA	97,914	145,508
	Italgas SpA	85,312	439,549
	Italmobiliare SpA	2,883	73,699
*	Iveco Group NV	61,702	333,418
	IVS Group SA	1,533	5,803
*	KME Group SpA	60,280	33,261
	LU-VE SpA	828	16,943
#	Maire Tecnimont SpA	33,875	105,107
	Mediobanca Banca di Credito Finanziario SpA	105,448	955,315
#	MFE-MediaForEurope NV, Class A	237,116	83,181
#	Moncler SpA	13,637	588,357
*	Newlat Food SpA	1,730	7,793
*Ω	Nexi SpA	36,081	311,938
	Openjobmetis SpA agenzia per il lavoro	2,295	17,724
	Orsero SpA	1,785	25,549
Ω	OVS SpA	71,951	134,322
	Pharmanutra SpA	756	50,664
	Piaggio & C SpA	53,220	136,730
Ω	Piovan SpA	1,646	12,669
Ω	Pirelli & C SpA	67,807	255,772
Ω	Poste Italiane SpA	70,951	618,286
#	Prima Industrie SpA	595	14,513
	Prysmian SpA	20,906	680,451
Ω	RAI Way SpA	27,860	133,463
	Recordati Industria Chimica e Farmaceutica SpA	14,235	534,830
	Reply SpA	2,483	270,085
	Rizzoli Corriere Della Sera Mediagroup SpA	24,091	16,184
	Sabaf SpA	2,130	39,362
#	SAES Getters SpA	1,127	24,294
	SAES Getters SpA	1,099	16,630
*	Safilo Group SpA	13,132	18,533
#	Salvatore Ferragamo SpA	12,427	182,665
	Sanlorenzo SpA/Ameglia	945	30,313
*	Saras SpA	153,095	185,031
	Sesa SpA	1,687	182,696
	SIT SpA	906	5,467
	Snam SpA	104,495	464,638
	SOL SpA	6,774	121,852
*	Spaxs SpA	7,923	53,883
	Stellantis NV	247,907	3,344,654
	Stellantis NV	6,633	89,678
	Tamburi Investment Partners SpA	16,230	114,125
Ω	Technogym SpA	24,305	167,097
#*	Telecom Italia SpA	1,040,715	203,607
*	Telecom Italia SpA	398,901	76,250
	Tenaris SA	26,177	409,700
#	Tenaris SA, Sponsored ADR	3,455	108,556
	Terna - Rete Elettrica Nazionale	96,238	638,218
#	Tinexta SpA	4,209	84,734

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
*	TXT e-solutions SpA	1,430	$17,328
	UniCredit SpA	187,004	2,319,088
#Ω	Unieuro SpA	4,835	52,182
	Unipol Gruppo SpA	110,662	476,271
	UnipolSai Assicurazioni SpA	116,152	261,896
#	Webuild SpA	11,659	15,865
	Zignago Vetro SpA	4,955	62,384

TOTAL ITALY			33,283,435

JAPAN — (21.5%)
	&Do Holdings Co. Ltd.	1,200	7,087
	77 Bank Ltd.	15,000	181,772
	A&D HOLON Holdings Co. Ltd.	7,100	43,699
	ABC-Mart, Inc.	2,300	102,517
*	Access Co. Ltd.	6,700	35,359
#	Accrete, Inc.	1,000	15,953
	Achilles Corp.	3,200	29,515
	Acom Co. Ltd.	65,800	143,750
#	AD Works Group Co. Ltd.	7,200	7,885
	Adastria Co. Ltd.	4,980	67,629
	ADEKA Corp.	19,700	294,523
	Ad-sol Nissin Corp.	1,300	13,334
#	Adtec Plasma Technology Co. Ltd.	900	9,371
	Advan Group Co. Ltd.	4,200	24,746
#	Advance Create Co. Ltd.	2,800	18,847
*	Advanced Media, Inc.	2,400	15,760
	Advantest Corp.	15,800	831,737
	Aeon Co. Ltd.	40,065	747,245
	Aeon Delight Co. Ltd.	3,300	65,960
#	Aeon Fantasy Co. Ltd.	2,300	45,591
	AEON Financial Service Co. Ltd.	23,500	229,985
#	Aeon Hokkaido Corp.	4,700	37,136
	Aeon Kyushu Co. Ltd.	700	10,677
	Aeon Mall Co. Ltd.	9,900	107,698
	Aeria, Inc.	2,400	7,058
	AFC-HD AMS Life Science Co. Ltd.	2,200	10,693
	AGC, Inc.	39,300	1,231,464
	Agro-Kanesho Co. Ltd.	2,200	20,022
	Ahresty Corp.	8,100	20,070
	Ai Holdings Corp.	4,000	59,210
	Aica Kogyo Co. Ltd.	6,100	131,105
	Aichi Corp.	10,500	55,752
	Aichi Financial Group, Inc.	10,226	130,666
	Aichi Steel Corp.	2,600	36,361
	Aichi Tokei Denki Co. Ltd.	2,400	20,956
	Aida Engineering Ltd.	13,100	76,110
	Aiful Corp.	59,000	160,690
	Aiming, Inc.	7,400	14,980
	Ain Holdings, Inc.	3,600	151,236
	Aiphone Co. Ltd.	3,100	41,716
	Air Water, Inc.	43,700	487,903
	Airport Facilities Co. Ltd.	6,100	21,938
#	Airtech Japan Ltd.	2,100	15,818
#*	Airtrip Corp.	3,100	51,695
	Aisan Industry Co. Ltd.	10,100	47,872
	Aisin Corp.	30,918	793,657
	AIT Corp.	2,000	20,254
	Aizawa Securities Group Co. Ltd.	9,400	41,121
	Ajis Co. Ltd.	1,100	14,739

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Akatsuki Corp.	8,400	$17,916
	Akatsuki, Inc.	1,500	21,791
*	Akebono Brake Industry Co. Ltd.	28,700	33,570
	Akita Bank Ltd.	4,100	43,817
	Albis Co. Ltd.	1,400	21,687
	Alconix Corp.	7,100	65,308
	Alfresa Holdings Corp.	29,500	339,630
#	Alinco, Inc.	3,800	25,314
	Alleanza Holdings Co. Ltd.	1,700	10,864
*	Allied Architects, Inc.	2,800	19,882
#	Alpen Co. Ltd.	4,700	63,876
	Alps Alpine Co. Ltd.	48,749	418,782
	Alps Logistics Co. Ltd.	4,100	30,230
	Altech Corp.	4,530	61,118
	Amada Co. Ltd.	62,800	441,708
	Amano Corp.	9,700	165,990
	Amiyaki Tei Co. Ltd.	600	11,734
	Amuse, Inc.	3,600	43,668
	Amvis Holdings, Inc.	5,400	104,385
*	ANA Holdings, Inc.	8,000	155,510
#	Anabuki Kosan, Inc.	1,000	13,035
	Anest Iwata Corp.	6,600	39,587
#*	AnGes, Inc.	3,100	3,398
	Anritsu Corp.	26,800	269,738
	AOI Electronics Co. Ltd.	1,500	19,416
	AOKI Holdings, Inc.	9,700	46,884
	Aoyama Trading Co. Ltd.	12,200	85,106
	Aoyama Zaisan Networks Co. Ltd.	3,600	22,232
	Aozora Bank Ltd.	20,500	352,636
	Arakawa Chemical Industries Ltd.	4,300	27,351
	Arata Corp.	3,400	93,877
#	Arcland Service Holdings Co. Ltd.	3,000	43,976
	Arcs Co. Ltd.	11,300	150,621
	Ardepro Co. Ltd.	2,510	7,060
	Arealink Co. Ltd.	1,900	24,108
	Argo Graphics, Inc.	1,900	49,483
	Arisawa Manufacturing Co. Ltd.	10,600	89,534
	ARTERIA Networks Corp.	5,700	46,026
	Artiza Networks, Inc.	1,300	9,075
	Artnature, Inc.	5,000	25,914
#*	Aruhi Corp.	1,800	16,910
	As One Corp.	2,400	102,342
	Asahi Broadcasting Group Holdings Corp.	3,400	14,173
	Asahi Co. Ltd.	4,900	42,596
	Asahi Diamond Industrial Co. Ltd.	13,694	68,402
	Asahi Holdings, Inc.	21,200	270,370
	Asahi Intecc Co. Ltd.	13,200	224,864
	Asahi Kasei Corp.	260,500	1,670,304
	Asahi Kogyosha Co. Ltd.	2,152	29,649
	Asahi Net, Inc.	3,500	14,238
	Asahi Printing Co. Ltd.	1,200	6,749
	ASAHI YUKIZAI Corp.	3,400	54,592
	Asanuma Corp.	2,600	47,833
	Asax Co. Ltd.	2,400	9,432
	Asia Pile Holdings Corp.	6,300	21,370
	Asics Corp.	15,100	231,388
	ASKUL Corp.	10,200	106,526
	Astena Holdings Co. Ltd.	9,400	26,524
	Asteria Corp.	2,900	15,893

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Atled Corp.	700	$7,200
*	Atrae, Inc.	2,300	23,708
	Aucnet, Inc.	2,500	37,578
	Autobacs Seven Co. Ltd.	17,900	170,258
#	Aval Data Corp.	900	14,852
	Avant Group Corp.	4,800	47,613
	Avantia Co. Ltd	2,500	13,077
	Awa Bank Ltd.	9,800	123,194
	Axell Corp.	1,700	14,484
	Axial Retailing, Inc.	5,100	116,138
#*	Axxzia, Inc.	1,200	10,856
	Azbil Corp.	8,800	239,146
#	AZ-COM MARUWA Holdings, Inc.	9,200	87,415
	Bandai Namco Holdings, Inc.	8,400	555,264
	Bando Chemical Industries Ltd.	9,300	66,086
	Bank of Iwate Ltd.	4,200	50,675
	Bank of Kyoto Ltd.	10,599	381,943
	Bank of Nagoya Ltd.	3,399	69,628
	Bank of Saga Ltd.	4,700	49,055
	Bank of the Ryukyus Ltd.	11,900	62,261
	Baroque Japan Ltd.	3,800	20,153
	Base Co. Ltd.	800	22,967
	BayCurrent Consulting, Inc.	13,000	364,743
	Beaglee, Inc.	1,000	9,265
	Beauty Garage, Inc.	400	7,229
*	Beenos, Inc.	1,400	25,444
	Belc Co. Ltd.	2,900	110,934
	Bell System24 Holdings, Inc.	8,100	75,242
	Belluna Co. Ltd.	15,900	76,625
	Benefit One, Inc.	13,100	181,227
	Benesse Holdings, Inc.	15,957	235,405
#*	Bengo4.com, Inc.	1,800	38,356
#	Bic Camera, Inc.	13,200	102,626
	BIPROGY, Inc.	16,300	352,102
	BML, Inc.	6,800	153,717
#	Bookoff Group Holdings Ltd.	3,100	23,767
	Bourbon Corp.	2,500	35,347
	BP Castrol KK	2,100	13,571
#	Br Holdings Corp.	8,100	18,895
*	BrainPad, Inc.	3,500	21,275
	Bridgestone Corp.	52,600	1,902,355
	Broadleaf Co. Ltd.	14,000	51,289
	Brother Industries Ltd.	33,300	567,296
	Bull-Dog Sauce Co. Ltd.	2,700	30,475
	Bunka Shutter Co. Ltd.	12,000	86,282
	Business Brain Showa-Ota, Inc.	2,700	27,254
	Business Engineering Corp.	1,400	19,546
	BuySell Technologies Co. Ltd.	500	20,865
	C Uyemura & Co. Ltd.	2,600	118,916
	CAC Holdings Corp.	3,200	32,358
#*	CAICA DIGITAL, Inc.	12,900	9,801
	Calbee, Inc.	17,400	349,514
	Canare Electric Co. Ltd.	1,700	15,879
	Canon Electronics, Inc.	2,600	27,453
	Canon Marketing Japan, Inc.	9,600	202,579
	Canon, Inc.	32,400	686,798
	Capcom Co. Ltd.	16,600	461,728
	Career Design Center Co. Ltd.	1,000	9,538
	Careerlink Co. Ltd.	1,300	21,138

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Carenet, Inc.	3,500	$32,074
	Carlit Holdings Co. Ltd.	5,200	24,029
	Carta Holdings, Inc.	800	9,165
	Casio Computer Co. Ltd.	17,600	152,975
	Cawachi Ltd.	3,900	53,976
#*	CellSource Co. Ltd.	1,300	38,343
	Celsys, Inc.	6,800	35,949
	Central Automotive Products Ltd.	3,200	48,276
	Central Glass Co. Ltd.	9,100	214,875
	Central Japan Railway Co.	3,900	451,528
	Central Security Patrols Co. Ltd.	3,200	55,161
	Central Sports Co. Ltd.	1,200	19,332
#	Change, Inc.	2,900	38,738
	Charm Care Corp. KK	3,000	21,178
	Chiba Bank Ltd.	52,300	286,558
	Chiba Kogyo Bank Ltd.	12,300	23,813
	Chilled & Frozen Logistics Holdings Co. Ltd.	5,400	43,795
	Chino Corp.	2,800	32,267
	Chiyoda Co. Ltd.	4,500	22,198
*	Chiyoda Corp.	31,500	78,029
	Chiyoda Integre Co. Ltd.	2,800	43,133
	Chofu Seisakusho Co. Ltd.	5,500	75,111
	Chori Co. Ltd.	3,300	43,238
	Chubu Shiryo Co. Ltd.	6,500	44,266
	Chudenko Corp.	8,500	117,321
	Chugai Ro Co. Ltd.	1,400	14,724
	Chugin Financial Group, Inc.	20,400	122,971
	Chugoku Marine Paints Ltd.	8,500	52,200
	Chuo Spring Co. Ltd.	5,000	23,247
#	Chuo Warehouse Co. Ltd.	2,300	14,246
	CI Takiron Corp.	10,600	36,625
	Citizen Watch Co. Ltd.	71,300	299,439
	CKD Corp.	12,100	148,398
#	CK-San-Etsu Co. Ltd.	700	19,303
	Cleanup Corp.	4,700	19,215
	CMIC Holdings Co. Ltd.	2,400	27,109
	CMK Corp.	12,600	45,352
	Coca-Cola Bottlers Japan Holdings, Inc.	23,555	212,823
*	COLOPL, Inc.	8,000	37,681
	Computer Engineering & Consulting Ltd.	4,800	50,322
#	Computer Institute of Japan Ltd.	3,600	19,846
	COMSYS Holdings Corp.	21,063	345,073
	Comture Corp.	6,300	102,502
	Concordia Financial Group Ltd.	169,132	516,059
	CONEXIO Corp.	4,900	37,503
*	COOKPAD, Inc.	3,000	4,169
	Core Corp.	1,800	17,889
	Corona Corp.	3,800	21,562
	Cosel Co. Ltd.	6,600	37,816
	Cosmo Energy Holdings Co. Ltd.	21,600	556,402
	Cosmos Initia Co. Ltd.	2,100	7,757
	Cosmos Pharmaceutical Corp.	3,500	338,501
	Cota Co. Ltd.	3,882	41,861
#	CRE, Inc.	3,400	31,103
	Create Restaurants Holdings, Inc.	29,200	184,321
	Create SD Holdings Co. Ltd.	6,600	140,601
	Credit Saison Co. Ltd.	33,071	353,475
	Creek & River Co. Ltd.	2,900	39,818
#	Cresco Ltd.	4,200	48,880

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	CrowdWorks, Inc.	2,200	$26,125
	CTI Engineering Co. Ltd.	3,300	64,809
	CTS Co. Ltd.	8,400	45,242
#	Cube System, Inc.	1,200	8,063
	Curves Holdings Co. Ltd.	9,900	57,537
	CyberAgent, Inc.	35,000	287,531
	Cybernet Systems Co. Ltd.	3,400	23,925
	Cybozu, Inc.	7,300	93,265
	Dai Nippon Printing Co. Ltd.	20,200	404,621
	Dai Nippon Toryo Co. Ltd.	5,000	24,666
	Dai-Dan Co. Ltd.	3,700	52,779
	Daido Steel Co. Ltd.	7,200	186,675
	Daifuku Co. Ltd.	6,100	279,227
	Daihatsu Diesel Manufacturing Co. Ltd.	4,800	17,503
	Daihen Corp.	4,200	108,304
	Daiho Corp.	3,400	96,418
	Dai-Ichi Cutter Kogyo KK	2,000	16,294
	Daiichi Jitsugyo Co. Ltd.	2,500	65,650
	Daiichi Kensetsu Corp.	3,200	31,201
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,600	47,330
	Dai-ichi Life Holdings, Inc.	54,600	867,198
	Daiken Corp.	3,600	48,202
	Daiki Aluminium Industry Co. Ltd.	9,000	77,495
	Daikin Industries Ltd.	7,600	1,138,383
#	Daikokutenbussan Co. Ltd.	1,700	51,852
	Daikyonishikawa Corp.	11,800	47,579
	Dainichi Co. Ltd.	4,300	18,790
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,800	44,957
	Daio Paper Corp.	22,400	165,266
	Daiseki Co. Ltd.	8,880	274,387
	Daishi Hokuetsu Financial Group, Inc.	16,700	294,941
	Daishinku Corp.	7,600	47,366
	Daisue Construction Co. Ltd.	2,500	19,449
	Daito Pharmaceutical Co. Ltd.	3,400	58,479
	Daito Trust Construction Co. Ltd.	6,700	663,459
	Daitron Co. Ltd.	2,500	35,714
	Daiwa House Industry Co. Ltd.	55,900	1,126,236
	Daiwa Industries Ltd.	9,100	76,308
	Daiwa Securities Group, Inc.	128,904	502,941
	Daiwabo Holdings Co. Ltd.	24,600	317,422
	DCM Holdings Co. Ltd.	31,600	246,218
	Dear Life Co. Ltd.	3,800	15,923
	DeNA Co. Ltd.	15,500	202,158
	Denka Co. Ltd.	17,900	414,672
	Densan System Holdings Co. Ltd.	1,800	28,467
	Denso Corp.	15,100	749,200
	Dentsu Group, Inc.	44,200	1,374,769
	Denyo Co. Ltd.	4,200	41,164
	Dexerials Corp.	14,400	335,388
	DIC Corp.	19,765	331,862
	Digital Arts, Inc.	3,100	130,274
	Digital Garage, Inc.	8,700	208,319
	Digital Hearts Holdings Co. Ltd.	3,400	46,609
	Digital Holdings, Inc.	4,300	33,199
	Digital Information Technologies Corp.	2,300	27,051
	Dip Corp.	8,700	243,572
	Direct Marketing MiX, Inc.	4,000	45,199
	Disco Corp.	2,700	645,787
	DKK Co. Ltd.	3,400	54,802

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	DKK-Toa Corp.	1,400	$8,065
	DKS Co. Ltd.	2,300	28,687
	DMG Mori Co. Ltd.	29,400	340,235
	Doshisha Co. Ltd.	7,500	76,234
	Double Standard, Inc.	1,600	28,205
	Doutor Nichires Holdings Co. Ltd.	8,000	89,249
	Dowa Holdings Co. Ltd.	13,800	438,178
	Drecom Co. Ltd.	3,100	15,963
	DTS Corp.	6,900	164,045
	Duskin Co. Ltd.	8,600	164,909
	DyDo Group Holdings, Inc.	1,700	51,874
	Eagle Industry Co. Ltd.	7,800	57,851
	Earth Corp.	4,000	138,455
	EAT & Holdings Co. Ltd.	600	8,643
	Ebara Corp.	21,000	682,334
	Ebara Foods Industry, Inc.	1,600	34,683
	Ebara Jitsugyo Co. Ltd.	1,900	27,807
	Ebase Co. Ltd.	3,000	11,095
	Eco’s Co. Ltd.	2,100	25,703
	EDION Corp.	19,900	157,950
	EF-ON, Inc.	6,039	26,003
	eGuarantee, Inc.	6,800	109,829
*	E-Guardian, Inc.	2,200	44,953
	Ehime Bank Ltd.	8,700	50,050
	Eiken Chemical Co. Ltd.	6,100	75,344
	Eizo Corp.	4,200	102,171
#	EJ Holdings, Inc.	2,000	17,500
	Elan Corp.	6,500	49,920
	Elecom Co. Ltd.	11,700	108,387
	Elematec Corp.	4,200	43,779
	EM Systems Co. Ltd.	5,900	39,031
	en Japan, Inc.	8,600	149,390
	Endo Lighting Corp.	3,700	18,715
	Enigmo, Inc.	6,000	22,143
#	Enjin Co. Ltd.	600	8,233
	Enomoto Co. Ltd.	2,600	31,237
	Enplas Corp.	1,200	32,787
	eRex Co. Ltd.	5,300	89,694
	ES-Con Japan Ltd.	5,500	29,974
	Eslead Corp.	2,600	32,864
	ESPEC Corp.	4,900	62,836
	Exedy Corp.	8,000	93,787
	EXEO Group, Inc.	21,619	316,752
	Ezaki Glico Co. Ltd.	8,500	191,233
	F&M Co. Ltd.	1,500	22,028
	FALCO HOLDINGS Co. Ltd.	1,900	22,595
	FANUC Corp.	3,200	418,725
	Fast Retailing Co. Ltd.	2,500	1,392,853
	FCC Co. Ltd.	10,100	98,202
*	FDK Corp.	4,400	26,619
	Feed One Co. Ltd.	7,600	34,323
	Fenwal Controls of Japan Ltd.	300	2,825
#	Ferrotec Holdings Corp.	9,500	160,979
	Fibergate, Inc.	1,300	7,979
	FIDEA Holdings Co. Ltd.	4,770	41,528
	Financial Products Group Co. Ltd.	16,600	129,724
	FINDEX, Inc.	2,900	12,034
	First Bank of Toyama Ltd.	13,200	36,504
#	First Juken Co. Ltd.	2,200	15,392

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fixstars Corp.	4,900	$37,028
	FJ Next Holdings Co. Ltd.	3,700	24,687
	Focus Systems Corp.	1,800	12,218
	Food & Life Cos. Ltd.	27,600	464,261
	Forum Engineering, Inc.	2,700	16,699
	Foster Electric Co. Ltd.	7,000	36,581
	FP Corp.	9,700	230,768
	France Bed Holdings Co. Ltd.	6,600	41,265
*	FreakOut Holdings, Inc.	1,900	17,119
	Freebit Co. Ltd.	2,300	17,016
#	Fronteo, Inc.	2,900	16,635
	Frontier Management, Inc.	1,300	10,948
	Fudo Tetra Corp.	4,390	43,599
	Fuji Co. Ltd.	2,200	27,208
	Fuji Corp.	18,000	237,675
#	Fuji Corp.	3,600	30,690
	Fuji Corp. Ltd.	7,000	29,274
	Fuji Electric Co. Ltd.	12,800	494,911
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,100	26,529
	Fuji Kyuko Co. Ltd.	5,699	176,225
	Fuji Media Holdings, Inc.	12,400	86,243
	Fuji Oil Holdings, Inc.	8,600	135,396
	Fuji Seal International, Inc.	10,800	126,521
	Fuji Soft, Inc.	5,000	272,011
	Fujibo Holdings, Inc.	3,000	67,930
	Fujicco Co. Ltd.	4,700	60,103
	Fujikura Composites, Inc.	4,800	26,101
	Fujikura Kasei Co. Ltd.	8,100	21,276
	Fujikura Ltd.	66,700	394,929
	Fujimi, Inc.	3,100	129,428
	Fujimori Kogyo Co. Ltd.	4,500	93,999
	Fujitsu General Ltd.	6,600	150,625
	Fujitsu Ltd.	11,500	1,323,173
	Fujiya Co. Ltd.	2,300	39,503
	FuKoKu Co. Ltd.	2,600	18,058
	Fukuda Corp.	1,600	52,147
	Fukuda Denshi Co. Ltd.	2,900	151,391
	Fukui Bank Ltd.	5,600	51,193
	Fukui Computer Holdings, Inc.	2,800	65,371
	Fukuoka Financial Group, Inc.	29,928	509,243
	Fukushima Galilei Co. Ltd.	2,600	71,501
	Fukuyama Transporting Co. Ltd.	6,900	150,548
	FULLCAST Holdings Co. Ltd.	4,700	94,008
	Funai Soken Holdings, Inc.	10,180	181,462
	Furukawa Battery Co. Ltd.	4,000	28,248
	Furukawa Co. Ltd.	7,400	64,885
	Furukawa Electric Co. Ltd.	18,300	282,329
	Furuno Electric Co. Ltd.	7,300	52,646
#	Furuya Metal Co. Ltd.	900	48,276
#	Furyu Corp.	5,800	45,564
	Fuso Chemical Co. Ltd.	4,500	101,645
#	Fuso Pharmaceutical Industries Ltd.	1,700	23,568
	Futaba Corp.	12,100	48,961
	Futaba Industrial Co. Ltd.	18,200	45,682
	Future Corp.	10,400	116,714
	Fuyo General Lease Co. Ltd.	5,200	288,997
	G-7 Holdings, Inc.	7,500	71,809
	Gakken Holdings Co. Ltd.	6,400	42,202
	Gakkyusha Co. Ltd.	1,500	16,654

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Gecoss Corp.	3,900	$20,923
#	Genki Sushi Co. Ltd.	1,200	25,003
	Genky DrugStores Co. Ltd.	2,400	61,100
	Geo Holdings Corp.	9,500	124,295
	Gift Holdings, Inc.	1,100	25,583
	Giken Ltd.	500	10,773
	GL Sciences, Inc.	1,400	20,793
	GLOBERIDE, Inc.	6,400	100,032
	Glory Ltd.	12,300	189,649
#	GMO Financial Gate, Inc.	200	18,663
	GMO Financial Holdings, Inc.	10,400	39,945
	GMO GlobalSign Holdings KK	1,000	31,085
	GMO internet group, Inc.	12,100	208,614
	GMO Payment Gateway, Inc.	3,600	258,861
	Godo Steel Ltd.	3,100	35,611
	Goldcrest Co. Ltd.	5,400	63,378
	Goldwin, Inc.	3,000	156,670
	Golf Digest Online, Inc.	1,000	9,777
#	Good Com Asset Co. Ltd.	4,000	18,832
	Grandy House Corp.	3,100	11,540
	gremz, Inc.	2,000	23,128
	GS Yuasa Corp.	17,699	269,451
	GSI Creos Corp.	3,000	28,990
	G-Tekt Corp.	6,700	59,891
	Gun-Ei Chemical Industry Co. Ltd.	1,500	24,224
	GungHo Online Entertainment, Inc.	11,570	171,017
	Gunma Bank Ltd.	81,500	222,288
	Gunze Ltd.	4,000	102,747
	H.U. Group Holdings, Inc.	14,000	260,607
	H2O Retailing Corp.	24,860	209,207
	Hachijuni Bank Ltd.	88,700	282,878
#	Hagihara Industries, Inc.	3,400	23,321
	Hagiwara Electric Holdings Co. Ltd.	2,500	37,944
	Hakudo Co. Ltd.	1,900	31,445
	Hakuhodo DY Holdings, Inc.	52,400	441,509
#	Hakuto Co. Ltd.	3,600	92,738
#	Halows Co. Ltd.	2,800	56,241
	Hamakyorex Co. Ltd.	5,100	113,920
	Hamamatsu Photonics KK	8,400	380,027
	Handsman Co. Ltd.	1,500	8,529
	Hankyu Hanshin Holdings, Inc.	15,600	463,331
	Hanwa Co. Ltd.	6,700	162,032
	Happinet Corp.	4,100	56,399
	Hard Off Corp. Co. Ltd.	2,800	23,858
	Harima Chemicals Group, Inc.	3,800	21,100
#	Harmonic Drive Systems, Inc.	2,200	73,431
	Haseko Corp.	60,900	627,162
	Hashimoto Sogyo Holdings Co. Ltd.	1,600	10,586
	Hazama Ando Corp.	47,800	277,031
	Heiwa Real Estate Co. Ltd.	7,000	194,101
	Heiwado Co. Ltd.	7,202	91,140
#*	Hennge KK	2,600	18,343
#	Hibiya Engineering Ltd.	4,400	56,315
	Hikari Tsushin, Inc.	1,700	205,350
#	HI-LEX Corp.	5,900	41,958
	Himacs Ltd.	300	2,966
*	Hino Motors Ltd.	63,800	265,139
	Hioki EE Corp.	2,200	105,012
	Hirakawa Hewtech Corp.	2,600	18,950

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hirano Tecseed Co. Ltd.	1,800	$21,195
#	Hirata Corp.	2,600	76,059
	Hirogin Holdings, Inc.	67,300	277,643
	Hirose Electric Co. Ltd.	1,000	129,721
	Hirose Tusyo, Inc.	900	14,710
	Hiroshima Gas Co. Ltd.	7,500	17,390
	Hisaka Works Ltd.	5,000	28,399
	Hisamitsu Pharmaceutical Co., Inc.	5,900	145,563
	Hitachi Transport System Ltd.	3,900	233,400
	Hitachi Zosen Corp.	50,700	292,286
	Hito Communications Holdings, Inc.	1,700	19,023
	Hochiki Corp.	4,800	46,003
	Hodogaya Chemical Co. Ltd.	1,800	34,630
	Hogy Medical Co. Ltd.	1,600	35,486
	Hokkaido Coca-Cola Bottling Co. Ltd.	900	25,086
	Hokkaido Gas Co. Ltd.	2,000	22,896
	Hokkan Holdings Ltd.	2,500	21,958
	Hokko Chemical Industry Co. Ltd.	6,000	38,204
	Hokkoku Financial Holdings, Inc.	6,400	195,418
	Hokuetsu Corp.	34,700	180,005
	Hokuetsu Industries Co. Ltd.	6,000	45,154
	Hokuhoku Financial Group, Inc.	62,200	373,682
	Hokuriku Electric Industry Co. Ltd.	2,400	16,977
	Hokuriku Electrical Construction Co. Ltd.	3,480	15,869
	Hokuto Corp.	5,800	74,864
	Honda Motor Co. Ltd., Sponsored ADR	8,470	193,285
	Honda Motor Co. Ltd.	56,500	1,288,340
	H-One Co. Ltd.	5,000	20,181
	Honeys Holdings Co. Ltd.	4,450	36,095
	Hoosiers Holdings Co. Ltd.	7,100	37,341
	Horiba Ltd.	9,200	377,453
	Hoshizaki Corp.	5,900	169,035
	Hosiden Corp.	13,000	137,122
	Hosokawa Micron Corp.	3,600	65,323
	Hotland Co. Ltd.	3,400	32,075
	House Foods Group, Inc.	7,700	144,008
	Hoya Corp.	15,800	1,468,789
	HPC Systems, Inc.	1,000	13,675
	HS Holdings Co. Ltd.	4,600	33,113
	Hulic Co. Ltd.	52,269	379,700
	Hyakugo Bank Ltd.	59,200	131,044
	Hyakujushi Bank Ltd.	6,400	71,751
	Ibiden Co. Ltd.	21,000	707,854
	IBJ, Inc.	3,800	24,351
	Ichigo, Inc.	34,400	77,419
	Ichiken Co. Ltd.	1,200	14,489
	Ichikoh Industries Ltd.	11,300	32,263
	Ichinen Holdings Co. Ltd.	5,400	46,238
	Ichiyoshi Securities Co. Ltd.	10,100	40,905
#	Icom, Inc.	1,900	31,941
	ID Holdings Corp.	3,750	22,854
	Idec Corp.	7,300	156,357
	IDOM, Inc.	15,000	75,092
	Ihara Science Corp.	2,000	30,214
	IHI Corp.	31,400	700,346
	Iida Group Holdings Co. Ltd.	15,540	215,779
	Iino Kaiun Kaisha Ltd.	20,000	99,534
	IJTT Co. Ltd.	7,800	26,536
	I’ll, Inc.	2,100	26,132

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Imagica Group, Inc.	5,700	$33,905
	Imasen Electric Industrial	2,600	9,634
	i-mobile Co. Ltd.	1,300	10,378
#	Impact HD, Inc.	800	21,455
	Imuraya Group Co. Ltd.	1,800	26,485
	Inaba Denki Sangyo Co. Ltd.	10,700	199,735
	Inaba Seisakusho Co. Ltd.	2,800	25,858
	Inabata & Co. Ltd.	12,000	198,257
	Inageya Co. Ltd.	5,300	40,136
*	I-NE Co. Ltd.	400	11,588
	Ines Corp.	4,700	47,814
	I-Net Corp.	3,730	33,513
	Infocom Corp.	6,100	87,555
	Infomart Corp.	24,300	78,611
	Information Services International-Dentsu Ltd.	4,100	125,397
	INFRONEER Holdings, Inc.	49,440	342,733
	Innotech Corp.	4,100	34,597
	Insource Co. Ltd.	5,550	112,068
#	Intage Holdings, Inc.	8,600	94,621
	Intelligent Wave, Inc.	2,300	12,837
	Inter Action Corp.	2,400	22,954
	Internet Initiative Japan, Inc.	16,800	263,700
#	Inui Global Logistics Co. Ltd.	2,900	37,007
	I-PEX, Inc.	3,800	32,686
	IPS, Inc.	1,100	22,295
	IR Japan Holdings Ltd.	2,200	32,167
	Iriso Electronics Co. Ltd.	2,900	84,019
	ISB Corp.	3,100	27,252
	Ise Chemicals Corp.	400	14,051
	Iseki & Co. Ltd.	6,600	54,530
	Isetan Mitsukoshi Holdings Ltd.	64,900	576,450
	Ishihara Chemical Co. Ltd.	3,400	28,383
	Ishihara Sangyo Kaisha Ltd.	8,500	58,542
	Isuzu Motors Ltd.	98,900	1,163,030
*	ITbook Holdings Co. Ltd.	3,200	8,816
	Itfor, Inc.	5,500	28,345
	ITmedia, Inc.	2,300	26,592
#	Ito En Ltd.	7,700	271,196
	Itochu Enex Co. Ltd.	17,400	119,741
	Itochu Techno-Solutions Corp.	7,800	180,833
	Itoham Yonekyu Holdings, Inc.	40,700	182,003
	Itoki Corp.	9,400	26,819
	IwaiCosmo Holdings, Inc.	5,600	47,416
	Iwaki Co. Ltd.	1,700	16,140
	Iwasaki Electric Co. Ltd.	2,000	35,138
	Iwatani Corp.	11,500	423,446
	Iwatsu Electric Co. Ltd.	2,900	14,659
	Iwatsuka Confectionery Co. Ltd.	900	24,324
	Iyogin Holdings, Inc.	45,100	211,600
	Izumi Co. Ltd.	8,900	179,540
	J Front Retailing Co. Ltd.	49,600	400,918
	JAC Recruitment Co. Ltd.	4,000	68,056
	Jaccs Co. Ltd.	6,700	162,469
	JAFCO Group Co. Ltd.	19,800	303,797
	JANOME Corp.	7,199	30,664
*	Japan Airlines Co. Ltd.	9,300	173,707
*	Japan Airport Terminal Co. Ltd.	1,500	64,201
	Japan Aviation Electronics Industry Ltd.	15,000	233,458
	Japan Best Rescue System Co. Ltd.	3,600	19,316

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Japan Communications, Inc.	41,300	$62,128
	Japan Electronic Materials Corp.	2,700	26,191
	Japan Elevator Service Holdings Co. Ltd.	15,600	184,009
	Japan Exchange Group, Inc.	45,100	592,694
#	Japan Foundation Engineering Co. Ltd.	6,500	18,262
*	Japan Hospice Holdings, Inc.	600	8,372
	Japan Investment Adviser Co. Ltd.	2,100	19,674
	Japan Lifeline Co. Ltd.	14,400	97,104
	Japan Material Co. Ltd.	16,500	217,233
	Japan Medical Dynamic Marketing, Inc.	3,200	25,461
	Japan Petroleum Exploration Co. Ltd.	4,600	119,521
	Japan Post Bank Co., Ltd.	14,800	98,614
	Japan Post Holdings Co. Ltd.	85,200	572,934
	Japan Post Insurance Co. Ltd.	15,600	230,929
	Japan Property Management Center Co. Ltd.	3,600	24,589
	Japan Pulp & Paper Co. Ltd.	3,400	104,910
	Japan Securities Finance Co. Ltd.	27,400	164,132
	Japan Steel Works Ltd.	4,500	92,918
	Japan Transcity Corp.	8,700	28,949
	Japan Wool Textile Co. Ltd.	14,300	95,866
	Jastec Co. Ltd.	1,400	12,108
	JBCC Holdings, Inc.	3,800	49,541
	JCU Corp.	4,600	86,992
	JDC Corp.	7,800	30,091
	Jeol Ltd.	4,880	178,575
	JFE Systems, Inc.	1,300	19,519
	JGC Holdings Corp.	31,000	372,854
*	JIG-SAW, Inc.	900	26,587
	Jimoto Holdings, Inc.	4,650	12,874
	JINS Holdings, Inc.	3,200	96,230
	JINUSHI Co. Ltd.	3,100	42,719
	JK Holdings Co. Ltd.	3,200	23,435
	J-Lease Co. Ltd.	1,300	22,786
	JM Holdings Co. Ltd.	3,300	37,607
	JMDC, Inc.	3,000	106,243
	JMS Co. Ltd.	5,000	17,749
	J-Oil Mills, Inc.	5,400	57,439
	Joshin Denki Co. Ltd.	5,100	65,648
	Joyful Honda Co. Ltd.	11,900	145,052
	JP-Holdings, Inc.	13,200	26,508
	JSB Co. Ltd.	600	15,539
	JSP Corp.	1,900	18,571
	JTEKT Corp.	45,000	317,692
#	Juki Corp.	9,000	44,170
	Juroku Financial Group, Inc.	7,700	129,374
	Justsystems Corp.	9,100	191,397
	JVCKenwood Corp.	55,200	80,139
	K&O Energy Group, Inc.	3,800	52,948
	Kadokawa Corp.	6,869	122,982
	Kadoya Sesame Mills, Inc.	400	9,400
	Kaga Electronics Co. Ltd.	4,200	124,475
	Kagome Co. Ltd.	6,200	123,918
	Kajima Corp.	42,000	395,354
	Kakaku.com, Inc.	19,000	321,347
	Kakiyasu Honten Co. Ltd.	2,400	35,865
	Kamakura Shinsho Ltd.	4,900	26,373
	Kameda Seika Co. Ltd.	2,400	74,160
	Kamei Corp.	6,100	45,400
	Kamigumi Co. Ltd.	20,800	395,547

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kanaden Corp.	4,800	$34,671
	Kanagawa Chuo Kotsu Co. Ltd.	1,800	40,173
	Kanamic Network Co. Ltd.	6,700	27,950
#	Kanamoto Co. Ltd.	8,356	120,627
	Kandenko Co. Ltd.	25,600	143,896
	Kaneko Seeds Co. Ltd.	2,900	28,453
	Kanematsu Corp.	19,970	197,589
	Kanematsu Electronics Ltd.	3,100	92,092
	Kanemi Co. Ltd.	500	9,298
	Kansai Electric Power Co., Inc.	41,300	312,858
	Kansai Paint Co. Ltd.	14,400	187,908
	Kanto Denka Kogyo Co. Ltd.	13,300	84,840
	Kao Corp.	27,000	1,008,502
*	Kaonavi, Inc.	600	10,305
	Kasumigaseki Capital Co. Ltd.	800	24,626
	Katakura & Co-op Agri Corp.	700	5,590
	Katakura Industries Co. Ltd.	6,600	90,302
	Katitas Co. Ltd.	12,300	275,245
	Kato Works Co. Ltd.	2,500	11,967
	Kawada Technologies, Inc.	1,400	34,098
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,200	39,093
	Kawasaki Heavy Industries Ltd.	38,200	649,683
	KDDI Corp.	103,300	3,053,235
	KeePer Technical Laboratory Co. Ltd.	3,200	88,245
	Keihan Holdings Co. Ltd.	6,500	167,224
	Keihanshin Building Co. Ltd.	4,200	37,300
	Keikyu Corp.	23,100	237,125
	Keio Corp.	6,100	213,869
	Keisei Electric Railway Co. Ltd.	7,074	187,759
	KEIWA, Inc.	1,900	46,264
	Keiyo Bank Ltd.	28,100	98,702
	Keiyo Co. Ltd.	8,600	52,397
	KEL Corp.	1,000	10,862
	Kenko Mayonnaise Co. Ltd.	2,600	29,347
	Kewpie Corp.	17,200	271,542
	Keyence Corp.	5,000	1,885,325
	KFC Holdings Japan Ltd.	3,200	59,891
	KH Neochem Co. Ltd.	8,400	143,375
	Kibun Foods, Inc.	1,600	9,605
	Kimoto Co. Ltd.	15,800	24,838
#	Kimura Chemical Plants Co. Ltd.	5,400	26,253
	Kimura Unity Co. Ltd.	2,400	12,491
	Kinden Corp.	22,500	228,946
	King Jim Co. Ltd.	1,300	7,988
*	Kintetsu Department Store Co. Ltd.	700	11,836
	Kintetsu Group Holdings Co. Ltd.	8,800	297,395
	Kissei Pharmaceutical Co. Ltd.	8,000	141,315
	Ki-Star Real Estate Co. Ltd.	1,900	58,908
	Kitagawa Corp.	2,400	20,293
	Kita-Nippon Bank Ltd.	3,200	40,473
	Kitanotatsujin Corp.	16,900	32,761
	Kitz Corp.	20,200	119,753
	Kiyo Bank Ltd.	16,100	155,043
	Koa Corp.	2,900	41,767
	Koa Shoji Holdings Co. Ltd.	2,000	8,147
	Koatsu Gas Kogyo Co. Ltd.	6,900	29,232
	Kobayashi Pharmaceutical Co. Ltd.	1,400	74,293
#	Kobe Bussan Co. Ltd.	13,100	284,147
*	Kobe Electric Railway Co. Ltd.	1,300	28,339

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kobe Steel Ltd.	55,620	$228,092
	Koei Tecmo Holdings Co. Ltd.	2,880	43,456
	Kohnan Shoji Co. Ltd.	6,800	142,379
	Kohsoku Corp.	2,000	21,272
	Koito Manufacturing Co. Ltd.	17,200	244,186
	Kojima Co. Ltd.	7,900	32,707
	Kokuyo Co. Ltd.	17,400	215,821
	Komatsu Ltd.	61,300	1,200,878
	Komatsu Matere Co. Ltd.	7,000	38,343
	Komatsu Wall Industry Co. Ltd.	2,000	24,574
	KOMEDA Holdings Co. Ltd.	9,900	165,343
	Komehyo Holdings Co. Ltd.	1,800	39,593
	Komeri Co. Ltd.	8,300	144,801
	Komori Corp.	11,900	64,777
	Konami Group Corp.	6,800	298,053
	Kondotec, Inc.	4,900	33,247
	Konica Minolta, Inc.	127,500	388,487
	Konishi Co. Ltd.	6,700	78,266
	Konoike Transport Co. Ltd.	6,500	68,404
	Konoshima Chemical Co. Ltd.	1,600	12,542
#	Kosaido Holdings Co. Ltd.	4,300	43,887
	Kose Corp.	400	39,928
	Kotobuki Spirits Co. Ltd.	3,400	174,298
	Kotobukiya Co. Ltd.	500	28,569
	Kozo Keikaku Engineering, Inc.	1,000	19,105
	KPP Group Holdings Co. Ltd.	4,800	26,204
	Krosaki Harima Corp.	1,400	43,476
	KRS Corp.	3,000	21,221
	K’s Holdings Corp.	35,800	280,544
	KU Holdings Co. Ltd.	3,800	30,282
	Kubota Corp.	33,600	468,706
	Kumagai Gumi Co. Ltd.	9,277	156,830
	Kumiai Chemical Industry Co. Ltd.	12,810	84,189
	Kunimine Industries Co. Ltd.	2,600	12,533
	Kurabo Industries Ltd.	4,400	61,575
	Kuraray Co. Ltd.	80,528	553,753
	Kureha Corp.	3,600	231,154
	Kurimoto Ltd.	2,100	22,932
	Kurita Water Industries Ltd.	11,100	406,315
	Kuriyama Holdings Corp.	2,700	17,389
	Kusuri no Aoki Holdings Co. Ltd.	4,200	202,452
	KYB Corp.	5,400	118,130
	Kyocera Corp.	11,900	576,274
	Kyoden Co. Ltd.	6,700	24,592
	Kyodo Printing Co. Ltd.	2,100	35,630
	Kyoei Steel Ltd.	5,500	48,565
#	Kyokuto Boeki Kaisha Ltd.	3,000	26,000
	Kyokuto Kaihatsu Kogyo Co. Ltd.	7,500	69,693
	Kyokuto Securities Co. Ltd.	5,500	23,074
	Kyokuyo Co. Ltd.	3,000	72,882
	KYORIN Holdings, Inc.	7,500	92,804
#	Kyoritsu Maintenance Co. Ltd.	2,700	111,229
	Kyosan Electric Manufacturing Co. Ltd.	10,000	26,946
	Kyowa Kirin Co. Ltd.	5,400	127,179
	Kyudenko Corp.	9,600	203,620
	Kyushu Electric Power Co., Inc.	46,100	228,244
	Kyushu Financial Group, Inc.	85,550	216,324
	Kyushu Railway Co.	13,500	282,335
	LA Holdings Co. Ltd.	1,300	29,110

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	LAC Co. Ltd.	1,800	$9,475
	Lacto Japan Co. Ltd.	1,700	24,361
	Lasertec Corp.	6,600	927,372
	Lawson, Inc.	9,000	287,523
	LEC, Inc.	7,300	43,139
#*	Leopalace21 Corp.	45,800	87,149
	Life Corp.	5,200	77,506
*	LIFULL Co. Ltd.	12,600	13,944
	LIKE, Inc.	1,800	25,340
	Linical Co. Ltd.	2,200	10,946
#	Link & Motivation, Inc.	10,500	63,389
	Lintec Corp.	10,700	160,538
	Lion Corp.	19,000	192,027
	LITALICO, Inc.	4,200	88,757
	Lixil Corp.	42,600	643,485
*	Locondo, Inc.	1,400	11,708
	Look Holdings, Inc.	2,000	27,538
*	LTS, Inc.	700	14,568
*	M&A Capital Partners Co. Ltd.	3,500	89,056
	M3, Inc.	20,000	596,003
	Mabuchi Motor Co. Ltd.	8,566	232,433
	Macnica Holdings, Inc.	12,550	251,014
	Macromill, Inc.	9,000	67,082
	Maeda Kosen Co. Ltd.	4,200	85,307
	Maezawa Industries, Inc.	3,600	14,619
#	Maezawa Kasei Industries Co. Ltd.	3,600	32,356
	Maezawa Kyuso Industries Co. Ltd.	4,200	25,886
	Makino Milling Machine Co. Ltd.	6,200	191,571
	Makita Corp.	15,366	280,791
#	Management Solutions Co. Ltd.	2,600	51,250
	Mandom Corp.	7,100	71,830
	Mani, Inc.	7,000	101,973
	MarkLines Co. Ltd.	2,700	46,451
	Marubun Corp.	3,300	19,104
	Marudai Food Co. Ltd.	5,000	47,141
	Maruha Nichiro Corp.	10,500	161,908
	Marui Group Co. Ltd.	11,100	181,600
	Maruichi Steel Tube Ltd.	13,600	256,709
	MARUKA FURUSATO Corp.	2,592	64,401
#	Marumae Co. Ltd.	1,200	14,364
	Marusan Securities Co. Ltd.	16,100	44,911
	Maruwa Co. Ltd.	2,300	270,231
	Maruzen CHI Holdings Co. Ltd.	3,900	8,417
	Maruzen Co. Ltd.	1,300	15,633
	Maruzen Showa Unyu Co. Ltd.	3,100	63,265
	Marvelous, Inc.	8,400	38,111
	Matsuda Sangyo Co. Ltd.	3,100	46,247
	Matsui Construction Co. Ltd.	6,000	22,743
#	Matsui Securities Co. Ltd.	28,100	149,643
	MatsukiyoCocokara & Co.	3,060	111,410
	Max Co. Ltd.	5,000	71,259
	Maxell Ltd.	12,500	103,699
	Maxvalu Tokai Co. Ltd.	2,300	43,367
	Mazda Motor Corp.	61,206	412,098
	McDonald’s Holdings Co. Japan Ltd.	5,000	173,586
	MCJ Co. Ltd.	23,800	150,306
	Mebuki Financial Group, Inc.	170,450	331,471
	MEC Co. Ltd.	4,200	67,132
	Media Do Co. Ltd.	1,800	25,647

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Medical Data Vision Co. Ltd.	6,200	$46,116
	Medical System Network Co. Ltd.	7,000	18,942
	Medikit Co. Ltd.	700	11,384
	Medipal Holdings Corp.	28,400	352,105
	Medius Holdings Co. Ltd.	1,500	7,323
#*	MedPeer, Inc.	3,100	31,860
	Megachips Corp.	4,800	82,163
	Megmilk Snow Brand Co. Ltd.	13,200	143,752
	Meidensha Corp.	10,000	133,043
	Meiji Electric Industries Co. Ltd.	1,500	10,513
	Meiko Electronics Co. Ltd.	6,600	117,002
	Meisei Industrial Co. Ltd.	10,800	51,215
	Meitec Corp.	18,400	309,926
#	Meito Sangyo Co. Ltd.	2,500	26,793
#*	Meiwa Corp.	5,000	24,570
	Meiwa Estate Co. Ltd.	2,100	8,620
#	Melco Holdings, Inc.	1,500	31,512
#	Members Co. Ltd.	2,300	42,192
	Menicon Co. Ltd.	14,800	252,694
*	Mercari, Inc.	2,500	41,503
*	MetaReal Corp.	900	6,418
	METAWATER Co. Ltd.	4,500	57,589
	Micronics Japan Co. Ltd.	7,900	73,033
	Midac Holdings Co. Ltd.	2,400	59,638
	Mie Kotsu Group Holdings, Inc.	12,100	41,854
	Milbon Co. Ltd.	4,780	197,097
	MIMAKI ENGINEERING Co. Ltd.	1,500	7,409
	Mimasu Semiconductor Industry Co. Ltd.	4,500	69,589
	Minebea Mitsumi, Inc.	35,490	524,486
	Ministop Co. Ltd.	3,800	36,093
	Mipox Corp.	3,200	13,453
	Mirai Industry Co. Ltd.	1,400	14,193
#	Miraial Co. Ltd.	1,700	18,104
	Mirait One Corp.	23,410	224,961
	Mirarth Holdings, Inc.	27,900	75,004
	Miroku Jyoho Service Co. Ltd.	4,500	45,174
	MISUMI Group, Inc.	19,300	411,079
	Mitani Corp.	8,000	79,591
	Mitani Sangyo Co. Ltd.	7,800	15,741
	Mitani Sekisan Co. Ltd.	3,000	77,128
#	Mito Securities Co. Ltd.	16,800	25,969
	Mitsuba Corp.	11,200	29,569
	Mitsubishi Electric Corp.	56,700	498,881
	Mitsubishi Estate Co. Ltd.	35,600	447,680
	Mitsubishi Gas Chemical Co., Inc.	33,000	419,338
	Mitsubishi HC Capital, Inc.	148,570	637,522
	Mitsubishi Heavy Industries Ltd.	26,300	905,879
	Mitsubishi Kakoki Kaisha Ltd.	1,800	25,925
	Mitsubishi Logisnext Co. Ltd.	8,300	42,775
	Mitsubishi Logistics Corp.	11,300	247,960
*	Mitsubishi Motors Corp.	71,100	239,517
	Mitsubishi Pencil Co. Ltd.	8,500	82,730
	Mitsubishi Research Institute, Inc.	1,900	66,362
	Mitsubishi UFJ Financial Group, Inc.	488,200	2,306,183
	Mitsuboshi Belting Ltd.	5,800	123,379
	Mitsui Chemicals, Inc.	39,466	730,481
	Mitsui DM Sugar Holdings Co. Ltd.	4,500	57,489
*	Mitsui E&S Holdings Co. Ltd.	6,500	18,237
	Mitsui Fudosan Co. Ltd.	27,400	524,665

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Mitsui High-Tec, Inc.	3,400	$175,754
	Mitsui Mining & Smelting Co. Ltd.	14,999	302,943
#	Mitsui OSK Lines Ltd.	19,900	393,924
	Mitsui-Soko Holdings Co. Ltd.	5,400	112,570
	Mitsuuroko Group Holdings Co. Ltd.	8,300	57,138
	Miura Co. Ltd.	7,100	144,594
	Mixi, Inc.	7,400	116,010
	Miyaji Engineering Group, Inc.	1,500	33,075
	Miyazaki Bank Ltd.	4,300	64,478
	Mizuho Financial Group, Inc.	98,380	1,064,024
	Mizuho Leasing Co. Ltd.	7,700	167,770
	Mizuho Medy Co. Ltd.	1,800	37,864
	Mizuno Corp.	5,500	94,159
#	Monex Group, Inc.	45,600	158,406
	Monogatari Corp.	1,600	73,303
	MonotaRO Co. Ltd.	22,800	346,101
	Morinaga & Co. Ltd.	8,500	212,603
	Morinaga Milk Industry Co. Ltd.	10,500	297,888
	Moriroku Holdings Co. Ltd.	2,200	25,027
	Morita Holdings Corp.	8,100	69,466
	Morito Co. Ltd.	5,100	25,770
	Morningstar Japan KK	6,900	21,523
	Morozoff Ltd.	1,000	24,758
#	Mortgage Service Japan Ltd.	2,200	12,414
#	MrMax Holdings Ltd.	8,700	39,997
	MS&AD Insurance Group Holdings, Inc.	17,600	466,069
	MTI Ltd.	4,700	16,061
	m-up Holdings, Inc.	7,600	80,216
	Murakami Corp.	1,400	21,238
	Murata Manufacturing Co. Ltd.	33,000	1,562,201
	Musashi Seimitsu Industry Co. Ltd.	13,700	158,115
	Musashino Bank Ltd.	7,800	90,074
	Nabtesco Corp.	11,600	246,389
	NAC Co. Ltd.	2,700	16,884
	Nachi-Fujikoshi Corp.	4,500	117,885
	Nafco Co. Ltd.	2,900	30,760
	Nagano Bank Ltd.	1,800	14,182
	Nagano Keiki Co. Ltd.	4,100	29,925
	Nagase & Co. Ltd.	26,100	355,594
	Nagatanien Holdings Co. Ltd.	2,700	36,349
	Nagawa Co. Ltd.	900	44,919
	Nagoya Railroad Co. Ltd.	19,400	297,189
	Naigai Trans Line Ltd.	1,300	17,987
	Nakabayashi Co. Ltd.	4,900	17,465
	Nakamoto Packs Co. Ltd.	1,600	16,005
*	Nakamura Choukou Co. Ltd.	3,800	15,032
	Nakamuraya Co. Ltd.	900	18,884
	Nakanishi, Inc.	12,300	224,426
*	Namura Shipbuilding Co. Ltd.	9,500	34,863
	Nankai Electric Railway Co. Ltd.	11,300	228,592
	Nanto Bank Ltd.	7,800	111,769
	Narasaki Sangyo Co. Ltd.	700	7,963
	Natori Co. Ltd.	2,900	40,277
	NEC Capital Solutions Ltd.	2,400	34,427
	NEC Corp.	25,100	830,832
	NEC Networks & System Integration Corp.	11,500	123,234
	NET One Systems Co. Ltd.	20,600	423,096
	New Art Holdings Co. Ltd.	2,100	21,330
	New Japan Chemical Co. Ltd.	5,200	9,515

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nexon Co. Ltd.	4,300	$71,957
	Nextage Co. Ltd.	10,600	204,310
*	NexTone, Inc.	1,300	38,282
	NGK Insulators Ltd.	35,100	409,479
	NGK Spark Plug Co. Ltd.	32,000	583,810
	NH Foods Ltd.	18,500	440,882
	NHK Spring Co. Ltd.	53,200	294,733
	Nicca Chemical Co. Ltd.	1,900	11,212
	Nice Corp.	1,400	12,585
	Nichias Corp.	15,700	242,221
	Nichiban Co. Ltd.	2,800	31,980
	Nichicon Corp.	9,200	86,608
	Nichiden Corp.	3,400	40,193
	Nichiha Corp.	7,200	136,343
	Nichirei Corp.	21,000	326,601
	Nichireki Co. Ltd.	5,800	50,905
	Nichirin Co. Ltd.	2,810	31,854
	Nidec Corp.	11,200	615,821
	Nifco, Inc.	17,300	401,783
	Nihon Chouzai Co. Ltd.	2,800	24,863
	Nihon Dempa Kogyo Co. Ltd.	4,700	51,534
	Nihon Dengi Co. Ltd.	900	17,446
	Nihon Denkei Co. Ltd.	1,350	12,935
	Nihon Flush Co. Ltd.	5,100	33,181
#	Nihon House Holdings Co. Ltd.	11,100	31,175
	Nihon Kagaku Sangyo Co. Ltd.	2,900	19,720
	Nihon Kohden Corp.	13,500	302,294
	Nihon M&A Center Holdings, Inc.	43,300	488,589
	Nihon Nohyaku Co. Ltd.	9,800	60,523
	Nihon Parkerizing Co. Ltd.	19,400	126,114
	Nihon Tokushu Toryo Co. Ltd.	2,700	15,458
	Nihon Trim Co. Ltd.	700	11,001
	Niitaka Co. Ltd.	500	6,968
	Nikkiso Co. Ltd.	16,700	111,287
	Nikko Co. Ltd.	8,000	32,853
	Nikkon Holdings Co. Ltd.	14,900	232,764
	Nikon Corp.	35,500	343,325
	Nintendo Co. Ltd.	49,000	1,989,356
	Nippn Corp.	13,100	137,890
	Nippon Air Conditioning Services Co. Ltd.	3,800	18,585
	Nippon Aqua Co. Ltd.	1,900	9,376
	Nippon Beet Sugar Manufacturing Co. Ltd.	3,000	33,085
	Nippon Carbide Industries Co., Inc.	1,700	14,647
	Nippon Carbon Co. Ltd.	2,400	67,938
	Nippon Care Supply Co. Ltd.	700	6,984
	Nippon Ceramic Co. Ltd.	2,100	36,487
	Nippon Chemical Industrial Co. Ltd.	1,799	22,643
*	Nippon Chemi-Con Corp.	5,200	65,400
	Nippon Concept Corp.	2,200	25,581
	Nippon Concrete Industries Co. Ltd.	4,300	6,965
	Nippon Densetsu Kogyo Co. Ltd.	9,600	107,406
	Nippon Dry-Chemical Co. Ltd.	1,600	15,234
	Nippon Electric Glass Co. Ltd.	16,600	287,439
	Nippon Express Holdings, Inc.	14,800	743,669
	Nippon Felt Co. Ltd.	2,300	6,123
	Nippon Filcon Co. Ltd.	1,900	5,790
	Nippon Fine Chemical Co. Ltd.	2,700	37,876
	Nippon Gas Co. Ltd.	29,300	425,641
	Nippon Hume Corp.	6,600	27,229

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Nippon Kodoshi Corp.	1,600	$22,613
	Nippon Koei Co. Ltd.	3,800	85,014
	Nippon Light Metal Holdings Co. Ltd.	15,081	146,972
	Nippon Paint Holdings Co. Ltd.	8,500	54,171
	Nippon Paper Industries Co. Ltd.	26,678	155,310
	Nippon Parking Development Co. Ltd.	51,500	89,400
	Nippon Pillar Packing Co. Ltd.	5,000	81,914
	Nippon Piston Ring Co. Ltd.	2,300	18,160
	Nippon Rietec Co. Ltd.	4,000	20,204
	Nippon Road Co. Ltd.	1,000	41,157
	Nippon Seiki Co. Ltd.	13,400	68,112
	Nippon Seisen Co. Ltd.	600	16,801
	Nippon Sharyo Ltd.	2,200	29,299
*	Nippon Sheet Glass Co. Ltd.	24,600	91,748
	Nippon Shinyaku Co. Ltd.	6,700	370,954
	Nippon Shokubai Co. Ltd.	5,300	190,115
	Nippon Signal Company Ltd.	11,500	77,949
	Nippon Soda Co. Ltd.	6,500	193,913
	Nippon Steel Trading Corp.	4,100	141,069
	Nippon Suisan Kaisha Ltd.	79,600	283,549
	Nippon Telegraph & Telephone Corp.	36,300	1,001,179
	Nippon Thompson Co. Ltd.	14,800	52,785
#	Nippon Yusen KK	61,200	1,108,605
	Nishikawa Rubber Co. Ltd.	2,100	16,702
#	Nishimatsu Construction Co. Ltd.	10,700	260,512
#	Nishimatsuya Chain Co. Ltd.	9,200	84,340
	Nishimoto Co. Ltd.	700	19,598
	Nishi-Nippon Financial Holdings, Inc.	33,700	171,877
	Nishi-Nippon Railroad Co. Ltd.	9,200	180,446
	Nishio Rent All Co. Ltd.	6,100	122,648
	Nissan Motor Co. Ltd.	149,100	475,227
	Nissan Shatai Co. Ltd.	17,700	101,912
	Nissan Tokyo Sales Holdings Co. Ltd.	4,900	9,186
	Nissei ASB Machine Co. Ltd.	2,500	62,349
	Nissei Plastic Industrial Co. Ltd.	4,600	29,631
#	Nissha Co. Ltd.	11,400	134,216
	Nisshin Group Holdings Co. Ltd.	9,400	27,189
	Nisshin Oillio Group Ltd.	6,200	132,933
	Nisshin Seifun Group, Inc.	23,640	255,445
	Nisshinbo Holdings, Inc.	36,875	255,609
	Nissin Corp.	3,500	45,291
	Nissin Electric Co. Ltd.	12,400	115,098
	Nissin Foods Holdings Co. Ltd.	2,600	168,295
	Nissin Sugar Co. Ltd.	3,100	35,439
	Nisso Corp.	2,800	10,613
	Nitori Holdings Co. Ltd.	6,800	616,196
	Nitta Corp.	5,800	112,541
	Nitta Gelatin, Inc.	3,200	20,851
	Nitto Boseki Co. Ltd.	5,500	81,521
	Nitto Denko Corp.	13,200	695,451
	Nitto Fuji Flour Milling Co. Ltd.	600	17,627
	Nitto Kogyo Corp.	7,300	120,817
	Nitto Kohki Co. Ltd.	3,400	36,034
	Nitto Seiko Co. Ltd.	6,900	23,966
	Nittoc Construction Co. Ltd.	6,700	39,458
	NJS Co. Ltd.	1,500	20,907
	Noda Corp.	2,000	16,656
	Noevir Holdings Co. Ltd.	2,700	99,808
	Nojima Corp.	17,000	141,582

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	NOK Corp.	22,000	$179,964
	Nomura Holdings, Inc.	169,900	549,789
#	Nomura Holdings, Inc., Sponsored ADR	61,247	199,665
	Nomura Micro Science Co. Ltd.	1,400	35,079
	Nomura Real Estate Holdings, Inc.	12,000	271,246
	Nomura Research Institute Ltd.	14,489	320,644
	Noritake Co. Ltd.	2,700	74,954
	Noritsu Koki Co. Ltd.	4,200	75,610
	Noritz Corp.	8,000	82,116
	North Pacific Bank Ltd.	80,000	127,076
	NS Solutions Corp.	3,200	73,549
	NS Tool Co. Ltd.	3,500	27,142
	NSD Co. Ltd.	14,000	239,240
	NSK Ltd.	71,600	378,422
	NSW, Inc.	1,800	25,717
	NTN Corp.	107,821	191,935
	NTT Data Corp.	42,500	615,564
	Oat Agrio Co. Ltd.	1,200	13,951
#	Obara Group, Inc.	2,300	53,335
	Obayashi Corp.	63,100	405,018
#	OBIC Business Consultants Co. Ltd.	1,400	40,243
	Obic Co. Ltd.	1,100	165,069
	Ochi Holdings Co. Ltd.	1,000	8,066
	Odakyu Electric Railway Co. Ltd.	16,899	200,894
	Ogaki Kyoritsu Bank Ltd.	9,300	109,789
	Ohara, Inc.	1,700	13,837
#	Ohashi Technica, Inc.	3,300	31,892
	Ohba Co. Ltd.	1,700	7,800
#	Ohizumi Mfg. Co. Ltd.	200	1,161
	Ohsho Food Service Corp.	2,100	89,540
	Oiles Corp.	6,940	69,735
#*	Oisix ra daichi, Inc.	5,700	64,301
	Oita Bank Ltd.	3,900	47,297
	Oji Holdings Corp.	174,000	603,210
	Okabe Co. Ltd.	10,200	48,224
	Okada Aiyon Corp.	800	7,726
	Okamoto Machine Tool Works Ltd.	1,100	34,945
	Okamura Corp.	12,400	114,144
	Okasan Securities Group, Inc.	45,100	107,275
	Oki Electric Industry Co. Ltd.	22,348	110,788
	Okinawa Cellular Telephone Co.	7,400	139,938
	Okinawa Financial Group, Inc.	6,380	88,359
	OKUMA Corp.	5,100	170,721
	Okumura Corp.	8,000	151,279
	Okura Industrial Co. Ltd.	2,600	32,754
	Okuwa Co. Ltd.	5,900	36,481
	Omron Corp.	6,400	298,485
	Onoken Co. Ltd.	4,000	38,685
	Onward Holdings Co. Ltd.	29,800	62,099
	Open House Group Co. Ltd.	10,200	362,808
	Optex Group Co. Ltd.	5,800	79,848
*	Optim Corp.	3,400	20,624
	Optorun Co. Ltd.	100	1,420
	Oracle Corp.	3,400	181,123
	Orchestra Holdings, Inc.	400	6,715
	Organo Corp.	7,200	124,225
	Oricon, Inc.	2,300	14,958
#	Orient Corp.	14,980	121,336
	Oriental Consultants Holdings Co. Ltd.	500	8,767

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Oriental Land Co. Ltd.	1,100	$147,320
	Oriental Shiraishi Corp.	31,900	57,465
	ORIX Corp.	121,700	1,787,492
	Oro Co. Ltd.	1,400	15,767
	Osaka Gas Co. Ltd.	20,800	308,000
	Osaka Organic Chemical Industry Ltd.	4,200	56,119
	Osaka Soda Co. Ltd.	2,700	65,621
	Osaka Steel Co. Ltd.	3,400	24,338
	Osaki Electric Co. Ltd.	11,100	38,922
	OSG Corp.	15,600	198,327
	Otsuka Corp.	8,000	251,937
	OUG Holdings, Inc.	1,000	15,723
	Outsourcing, Inc.	28,700	223,576
	Oyo Corp.	5,800	88,054
	Ozu Corp.	700	6,930
	Pacific Industrial Co. Ltd.	10,876	76,605
	Pack Corp.	3,200	50,600
	PAL GROUP Holdings Co. Ltd.	5,000	71,396
	PALTAC Corp.	4,800	136,348
	Pan Pacific International Holdings Corp.	40,700	667,916
	Panasonic Holdings Corp.	179,101	1,275,667
	Paraca, Inc.	1,500	19,220
	Paramount Bed Holdings Co. Ltd.	10,200	181,579
*	Park24 Co. Ltd.	19,100	254,564
	Parker Corp.	3,000	9,952
	Pasona Group, Inc.	6,100	83,909
	PC Depot Corp.	7,800	14,633
	PCI Holdings, Inc.	1,100	7,672
	Pegasus Sewing Machine Manufacturing Co. Ltd.	5,300	30,860
	Penta-Ocean Construction Co. Ltd.	60,200	299,387
	People Dreams & Technologies Group Co. Ltd.	1,400	25,456
*	PeptiDream, Inc.	700	7,658
	Persol Holdings Co. Ltd.	13,500	270,302
*	PIA Corp.	1,400	31,288
	Pickles Holdings Co. Ltd.	2,400	16,640
	Pigeon Corp.	21,175	277,373
	Pilot Corp.	6,000	233,276
	Piolax, Inc.	7,100	88,284
	Plenus Co. Ltd.	3,900	69,086
	Pola Orbis Holdings, Inc.	3,900	43,076
	Pole To Win Holdings, Inc.	8,400	53,445
	Poppins Corp.	1,400	14,907
	Premium Group Co. Ltd.	8,700	103,116
#	Premium Water Holdings, Inc.	800	13,139
#	Press Kogyo Co. Ltd.	23,000	64,322
	Pressance Corp.	2,600	26,672
	Prestige International, Inc.	20,100	97,085
	Prima Meat Packers Ltd.	5,699	75,416
	Procrea Holdings, Inc.	8,008	112,790
	Pronexus, Inc.	1,800	11,596
	Pro-Ship, Inc.	800	8,166
	Proto Corp.	5,000	39,164
	PS Mitsubishi Construction Co. Ltd.	10,100	41,830
	Punch Industry Co. Ltd.	4,300	11,614
	QB Net Holdings Co. Ltd.	2,900	25,618
	Qol Holdings Co. Ltd.	8,200	67,648
	Quick Co. Ltd.	2,100	27,296
#	Raccoon Holdings, Inc.	4,100	33,944
	Raito Kogyo Co. Ltd.	8,000	109,132

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Raiznext Corp.	7,900	$66,170
	Rakus Co. Ltd.	11,000	122,170
#	Rakuten Group, Inc.	35,900	160,271
*	RaQualia Pharma, Inc.	2,800	21,572
	Rasa Corp.	1,700	11,415
	Rasa Industries Ltd.	2,100	31,085
#	Raysum Co. Ltd.	3,300	35,719
	Recruit Holdings Co. Ltd.	59,700	1,837,039
	Relia, Inc.	11,900	79,856
	Relo Group, Inc.	18,100	255,108
#*	Remixpoint, Inc.	20,800	68,118
	Renaissance, Inc.	2,000	12,567
*	Renesas Electronics Corp.	68,100	569,707
	Rengo Co. Ltd.	55,500	308,337
*	RENOVA, Inc.	4,100	89,985
	Resol Holdings Co. Ltd.	500	15,173
	Resona Holdings, Inc.	180,163	679,024
	Resorttrust, Inc.	13,700	210,863
	Restar Holdings Corp.	4,900	69,494
	Retail Partners Co. Ltd.	4,600	37,898
	Rheon Automatic Machinery Co. Ltd.	3,400	26,615
	Rhythm Co. Ltd.	1,100	12,217
	Ricoh Co. Ltd.	59,900	438,934
	Ricoh Leasing Co. Ltd.	3,900	95,227
	Ride On Express Holdings Co. Ltd.	1,500	10,402
	Riken Corp.	2,100	32,005
	Riken Keiki Co. Ltd.	2,600	71,488
	Riken Technos Corp.	12,300	42,643
	Riken Vitamin Co. Ltd.	3,400	43,091
	Rinnai Corp.	5,100	347,133
	Rion Co. Ltd.	1,800	24,656
	Riso Kyoiku Co. Ltd.	30,900	63,927
	Rix Corp.	800	11,206
	Rohm Co. Ltd.	6,400	449,693
	Rohto Pharmaceutical Co. Ltd.	13,600	423,069
	Rokko Butter Co. Ltd.	3,500	33,110
	Roland Corp.	3,300	93,640
	Roland DG Corp.	3,900	83,596
	Rorze Corp.	2,700	135,679
	Round One Corp.	43,600	185,514
	RS Technologies Co. Ltd.	900	44,635
	Ryobi Ltd.	6,600	58,514
	Ryoden Corp.	3,500	39,054
	Ryohin Keikaku Co. Ltd.	48,300	454,504
	Ryosan Co. Ltd.	5,400	95,494
	S Foods, Inc.	4,600	84,199
	S&B Foods, Inc.	1,300	32,177
	Sac’s Bar Holdings, Inc.	4,300	20,374
	Saibu Gas Holdings Co. Ltd.	4,800	55,658
	Saison Information Systems Co. Ltd.	1,400	16,624
	Sakai Chemical Industry Co. Ltd.	3,500	46,247
	Sakai Heavy Industries Ltd.	500	10,047
	Sakai Moving Service Co. Ltd.	2,300	72,700
	Sakata INX Corp.	11,900	85,159
	Sakura Internet, Inc.	4,600	16,368
	Sala Corp.	16,500	87,512
	SAMTY Co. Ltd.	4,700	74,280
	San Holdings, Inc.	2,600	29,012
	San ju San Financial Group, Inc.	6,050	59,193

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	San-A Co. Ltd.	2,700	$78,749
	San-Ai Obbli Co. Ltd.	15,800	130,503
*	Sanden Corp.	3,600	5,084
	Sanei Architecture Planning Co. Ltd.	2,700	28,124
	Sangetsu Corp.	8,700	92,121
	San-In Godo Bank Ltd.	39,100	186,205
	Sanken Electric Co. Ltd.	4,700	160,995
	Sanki Engineering Co. Ltd.	9,000	97,424
	Sanko Gosei Ltd.	4,500	14,104
	Sanko Metal Industrial Co. Ltd.	800	15,517
	Sankyo Frontier Co. Ltd.	1,100	25,808
	Sankyo Seiko Co. Ltd.	8,500	26,944
	Sankyo Tateyama, Inc.	6,600	24,110
	Sankyu, Inc.	13,000	387,617
	Sanoh Industrial Co. Ltd.	8,500	38,765
	Sansei Technologies, Inc.	2,400	12,266
	Sansha Electric Manufacturing Co. Ltd.	2,800	17,006
	Sanshin Electronics Co. Ltd.	2,600	33,671
	Santen Pharmaceutical Co. Ltd.	70,600	483,116
	Sanwa Holdings Corp.	39,800	342,842
	Sanyo Chemical Industries Ltd.	3,100	87,799
	Sanyo Denki Co. Ltd.	2,500	91,511
	Sanyo Electric Railway Co. Ltd.	3,200	48,683
*	Sanyo Shokai Ltd.	3,599	28,438
	Sanyo Special Steel Co. Ltd.	6,500	83,401
	Sanyo Trading Co. Ltd.	4,800	33,488
	Sata Construction Co. Ltd.	3,000	8,163
	Sato Foods Co. Ltd.	300	9,950
	Sato Holdings Corp.	6,600	81,419
	Sato Shoji Corp.	3,600	27,914
#	Satori Electric Co. Ltd.	3,200	28,178
	SB Technology Corp.	2,100	30,550
	SBI Holdings, Inc.	28,400	513,019
*	SBI Insurance Group Co. Ltd.	900	4,800
	SBS Holdings, Inc.	6,000	116,825
	Scala, Inc.	2,800	13,978
	SCREEN Holdings Co. Ltd.	7,500	411,652
	Scroll Corp.	9,300	43,131
	SCSK Corp.	17,100	252,284
	SEC Carbon Ltd.	500	23,071
	Sega Sammy Holdings, Inc.	7,300	93,377
	Seibu Electric & Machinery Co. Ltd.	1,200	11,971
	Seibu Holdings, Inc.	11,000	98,463
	Seika Corp.	2,100	23,095
	Seikagaku Corp.	8,300	50,615
	Seikitokyu Kogyo Co. Ltd.	9,100	50,093
	Seiko Epson Corp.	52,500	712,748
	Seiko Group Corp.	6,099	129,184
	Seiko PMC Corp.	3,600	12,633
	Seino Holdings Co. Ltd.	32,500	249,724
#	Seiren Co. Ltd.	7,900	123,738
	Sekisui Chemical Co. Ltd.	44,400	554,468
	Sekisui House Ltd.	43,800	727,203
	Sekisui Jushi Corp.	5,900	67,557
	Sekisui Kasei Co. Ltd.	7,400	19,260
#	SEMITEC Corp.	300	18,801
	Senko Group Holdings Co. Ltd.	31,000	207,077
#	Senshu Electric Co. Ltd.	3,200	57,976
	Senshu Ikeda Holdings, Inc.	61,400	87,996

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Senshukai Co. Ltd.	8,300	$22,256
	Seria Co. Ltd.	11,900	194,405
	Seven & I Holdings Co. Ltd.	59,500	2,221,037
	Seven Bank Ltd.	134,900	243,332
	SG Holdings Co. Ltd.	28,800	381,631
#	Sharp Corp.	66,200	397,073
	Shibaura Electronics Co. Ltd.	2,300	72,204
	Shibaura Machine Co. Ltd.	3,900	75,708
	Shibaura Mechatronics Corp.	1,000	65,648
	Shibusawa Warehouse Co. Ltd.	2,600	35,794
	Shibuya Corp.	3,900	67,309
	Shidax Corp.	11,600	44,386
*	SHIFT, Inc.	1,800	281,060
	Shiga Bank Ltd.	10,700	181,136
	Shikibo Ltd.	2,900	16,411
	Shikoku Bank Ltd.	9,300	54,267
	Shikoku Chemicals Corp.	11,400	99,243
	Shima Seiki Manufacturing Ltd.	7,600	106,033
	Shimamura Co. Ltd.	3,300	266,862
	Shimano, Inc.	3,393	525,044
	Shimizu Bank Ltd.	3,400	32,591
	Shimizu Corp.	54,500	271,954
	Shimojima Co. Ltd.	2,400	16,963
	Shin Maint Holdings Co. Ltd.	1,300	11,167
	Shin Nippon Air Technologies Co. Ltd.	2,800	35,742
	Shin Nippon Biomedical Laboratories Ltd.	5,300	97,050
	Shinagawa Refractories Co. Ltd.	1,600	42,441
#	Shindengen Electric Manufacturing Co. Ltd.	2,200	54,332
	Shin-Etsu Chemical Co. Ltd.	20,500	2,130,564
	Shin-Etsu Polymer Co. Ltd.	10,400	86,685
#	Shinki Bus Co. Ltd.	600	13,617
	Shinko Electric Industries Co. Ltd.	10,200	245,119
	Shinko Shoji Co. Ltd.	6,300	42,095
	Shinmaywa Industries Ltd.	15,800	107,751
	Shinnihon Corp.	8,500	41,365
	Shin-Nihon Tatemono Co. Ltd.	3,800	11,079
	Shinnihonseiyaku Co. Ltd.	1,400	14,750
#	Shinsei Bank Ltd.	11,900	177,080
	Shinsho Corp.	1,400	37,602
	Shinwa Co. Ltd.	2,600	34,784
	Shinwa Co. Ltd.	1,900	10,135
	Ship Healthcare Holdings, Inc.	17,100	327,959
	Shizuki Electric Co., Inc.	3,200	10,461
	Shizuoka Financial Group, Inc.	61,900	390,887
	Shizuoka Gas Co. Ltd.	14,300	104,747
	SHO-BOND Holdings Co. Ltd.	4,000	173,040
	Shoei Co. Ltd.	5,500	202,831
	Shoei Foods Corp.	2,200	60,715
	Shofu, Inc.	2,600	44,056
	Showa Denko KK	48,800	712,409
	Showa Sangyo Co. Ltd.	4,700	79,885
	Sigma Koki Co. Ltd.	700	7,007
	SIGMAXYZ Holdings, Inc.	6,500	52,206
	Siix Corp.	7,900	60,908
	Sinanen Holdings Co. Ltd.	1,900	51,940
	Sinfonia Technology Co. Ltd.	6,900	62,775
	Sinko Industries Ltd.	4,500	46,857
	Sintokogio Ltd.	10,000	46,175
	SK Kaken Co. Ltd.	200	51,096

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	SK-Electronics Co. Ltd.	2,100	$17,718
	SKY Perfect JSAT Holdings, Inc.	38,100	133,446
*	Skylark Holdings Co. Ltd.	44,100	470,435
	SMC Corp.	900	361,262
	SMK Corp.	1,100	19,576
	SMS Co. Ltd.	16,400	376,230
#	Snow Peak, Inc.	6,200	81,571
	Soda Nikka Co. Ltd.	4,200	15,962
	Sodick Co. Ltd.	13,900	72,244
	Soft99 Corp.	3,800	27,934
	Softbank Corp.	121,900	1,202,469
	SoftBank Group Corp.	76,100	3,266,684
	Softcreate Holdings Corp.	1,300	29,560
	Software Service, Inc.	600	33,187
	Sohgo Security Services Co. Ltd.	14,100	351,476
	Soken Chemical & Engineering Co. Ltd.	2,200	28,157
	Solasto Corp.	12,000	72,255
	Soliton Systems KK	2,100	14,958
	Sompo Holdings, Inc.	24,500	1,021,461
	Sony Group Corp.	68,900	4,646,246
	Sotetsu Holdings, Inc.	12,900	195,360
	Space Co. Ltd.	4,390	25,921
	Sparx Group Co. Ltd.	4,840	48,781
	SPK Corp.	2,200	20,950
	S-Pool, Inc.	16,400	104,726
	Square Enix Holdings Co. Ltd.	5,700	254,346
	SRA Holdings	2,600	56,091
#*	SRE Holdings Corp.	1,500	37,989
	ST Corp.	2,000	20,161
	St. Marc Holdings Co. Ltd.	3,900	42,560
	Stanley Electric Co. Ltd.	11,100	188,706
	Star Mica Holdings Co. Ltd.	3,200	30,160
	Star Micronics Co. Ltd.	8,300	95,077
	Starts Corp., Inc.	9,300	164,270
	Starzen Co. Ltd.	4,200	58,208
#	St-Care Holding Corp.	2,700	15,257
	Stella Chemifa Corp.	2,900	52,023
	Step Co. Ltd.	2,300	29,855
	Strike Co. Ltd.	1,700	52,400
#	Studio Alice Co. Ltd.	3,200	44,680
	Subaru Corp.	36,300	567,399
	Subaru Enterprise Co. Ltd.	400	22,565
	Sugi Holdings Co. Ltd.	6,600	264,694
	Sugimoto & Co. Ltd.	2,600	34,109
	SUMCO Corp.	51,500	652,754
	Sumida Corp.	8,500	56,223
	Sumitomo Densetsu Co. Ltd.	4,100	72,128
	Sumitomo Electric Industries Ltd.	81,700	853,791
	Sumitomo Forestry Co. Ltd.	31,700	495,901
	Sumitomo Heavy Industries Ltd.	23,300	441,645
	Sumitomo Metal Mining Co. Ltd.	49,400	1,384,723
	Sumitomo Mitsui Construction Co. Ltd.	37,320	109,635
#	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	11,351	63,566
	Sumitomo Mitsui Financial Group, Inc.	49,800	1,398,462
	Sumitomo Mitsui Trust Holdings, Inc.	29,700	854,440
	Sumitomo Precision Products Co. Ltd.	600	9,986
	Sumitomo Realty & Development Co. Ltd.	24,300	557,294
	Sumitomo Rubber Industries Ltd.	37,725	323,637
	Sumitomo Seika Chemicals Co. Ltd.	2,800	55,891

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Warehouse Co. Ltd.	14,500	$196,804
	Sun Frontier Fudousan Co. Ltd.	9,900	76,438
	Suncall Corp.	3,600	16,102
	Sundrug Co. Ltd.	14,300	332,517
	Suntory Beverage & Food Ltd.	9,600	321,184
	Sun-Wa Technos Corp.	3,300	33,239
	Suruga Bank Ltd.	39,300	104,103
	Suzuden Corp.	800	12,770
	Suzuken Co. Ltd.	12,150	270,504
	Suzuki Co. Ltd.	4,100	24,391
	Suzuki Motor Corp.	13,300	449,670
	SWCC Showa Holdings Co. Ltd.	5,900	70,876
#*	SymBio Pharmaceuticals Ltd.	5,100	23,822
	System Information Co. Ltd.	4,200	28,025
	System Research Co. Ltd.	1,200	16,232
	System Support, Inc.	900	8,703
	Systems Engineering Consultants Co. Ltd.	500	7,550
	Systena Corp.	64,600	181,066
	Syuppin Co. Ltd.	3,700	37,213
	T Hasegawa Co. Ltd.	6,900	146,777
	T RAD Co. Ltd.	1,500	27,394
	T&D Holdings, Inc.	44,300	438,136
	T&K Toka Co. Ltd.	6,000	38,572
	Tachibana Eletech Co. Ltd.	4,880	54,179
	Tachikawa Corp.	2,800	19,911
	Tachi-S Co. Ltd.	7,100	52,648
	Tadano Ltd.	26,800	163,820
	Taihei Dengyo Kaisha Ltd.	4,200	92,706
	Taiho Kogyo Co. Ltd.	4,700	21,846
	Taikisha Ltd.	5,100	120,329
#	Taiko Bank Ltd.	1,900	14,274
	Taisei Corp.	11,900	324,163
	Taisei Lamick Co. Ltd.	1,500	30,242
	Taisho Pharmaceutical Holdings Co. Ltd.	7,050	254,280
	Taiyo Holdings Co. Ltd.	8,400	148,146
	Taiyo Yuden Co. Ltd.	21,600	587,768
	Takachiho Koheki Co. Ltd.	1,900	26,161
	Takamatsu Construction Group Co. Ltd.	4,400	57,377
	Takamiya Co. Ltd.	4,700	12,864
	Takaoka Toko Co. Ltd.	3,000	37,027
	Takara & Co. Ltd.	3,000	43,563
	Takara Standard Co. Ltd.	9,200	78,999
	Takasago International Corp.	4,200	78,916
	Takasago Thermal Engineering Co. Ltd.	9,400	114,352
	Takashima & Co. Ltd.	600	10,767
	Takashimaya Co. Ltd.	35,800	442,860
	Takasho Co. Ltd.	1,100	5,019
*	Take & Give Needs Co. Ltd.	1,700	17,939
	TAKEBISHI Corp.	2,200	22,684
	Takeuchi Manufacturing Co. Ltd.	7,500	151,252
	Takuma Co. Ltd.	8,100	67,248
#	Tama Home Co. Ltd.	4,700	73,683
	Tamron Co. Ltd.	4,300	95,519
	Tamura Corp.	18,000	89,537
	Tanseisha Co. Ltd.	9,100	49,047
	Tatsuta Electric Wire & Cable Co. Ltd.	10,600	31,365
	Tayca Corp.	4,200	35,539
	Tazmo Co. Ltd.	2,800	29,335
	TBS Holdings, Inc.	7,500	77,692

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	TDC Soft, Inc.	2,800	$24,028
	TDK Corp.	54,800	1,711,862
	TechMatrix Corp.	9,900	112,441
	TECHNO ASSOCIE Co. Ltd.	1,500	10,580
	Techno Horizon Co. Ltd.	4,200	14,402
	Techno Medica Co. Ltd.	900	9,866
	Techno Ryowa Ltd.	1,600	9,411
	Techno Smart Corp.	2,600	21,289
	Technoflex Corp.	700	4,716
	TechnoPro Holdings, Inc.	17,400	417,432
	Tecnos Japan, Inc.	1,700	5,147
	Teikoku Electric Manufacturing Co. Ltd.	2,400	31,922
	Teikoku Sen-I Co. Ltd.	4,600	49,273
	Teikoku Tsushin Kogyo Co. Ltd.	1,600	16,196
	Tekken Corp.	3,300	39,129
	Temairazu, Inc.	400	15,355
	Tenma Corp.	4,400	61,171
	Terasaki Electric Co. Ltd.	600	3,808
	Terumo Corp.	8,600	261,001
#	Tess Holdings Co. Ltd.	3,400	23,302
	T-Gaia Corp.	5,300	58,994
	THK Co. Ltd.	21,600	376,701
	TIS, Inc.	21,000	566,196
	TKC Corp.	4,800	122,529
	Toa Corp.	6,200	32,441
	Toa Corp.	4,100	67,033
	TOA ROAD Corp.	1,200	48,546
	Toagosei Co. Ltd.	29,500	226,656
	Toba, Inc.	500	9,167
	Tobishima Corp.	5,970	41,649
	Tobu Railway Co. Ltd.	9,700	224,385
	TOC Co. Ltd.	9,500	49,374
	Tocalo Co. Ltd.	13,600	108,659
	Tochigi Bank Ltd.	29,200	59,452
	Toda Corp.	49,600	247,914
*	Toda Kogyo Corp.	700	14,144
	Toei Animation Co. Ltd.	800	82,086
	Toei Co. Ltd.	700	85,982
#	Toell Co. Ltd.	1,900	9,433
	Toenec Corp.	2,000	47,277
	Toho Bank Ltd.	57,400	79,123
	Toho Co. Ltd.	2,200	78,229
	Toho Co. Ltd.	2,500	28,755
	Toho Gas Co. Ltd.	8,400	156,507
	Toho Holdings Co. Ltd.	13,300	180,873
#	Toho Titanium Co. Ltd.	8,500	128,093
	Toho ZInc.Co. Ltd.	3,500	50,066
	Tohoku Bank Ltd.	1,800	11,451
	Tohokushinsha Film Corp.	5,700	24,496
	Tokai Carbon Co. Ltd.	48,300	315,202
	Tokai Corp.	4,900	62,216
	TOKAI Holdings Corp.	28,600	170,808
	Tokai Rika Co. Ltd.	15,300	159,663
	Tokai Tokyo Financial Holdings, Inc.	55,700	127,683
	Token Corp.	1,110	58,513
	Tokio Marine Holdings, Inc.	70,800	1,281,845
	Tokushu Tokai Paper Co. Ltd.	2,300	45,237
*	Tokyo Base Co. Ltd.	4,600	10,824
	Tokyo Century Corp.	9,300	317,199

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Tokyo Electric Power Co. Holdings, Inc.	89,600	$291,878
	Tokyo Electron Device Ltd.	1,800	84,940
	Tokyo Electron Ltd.	6,400	1,683,817
	Tokyo Energy & Systems, Inc.	4,500	27,962
	Tokyo Gas Co. Ltd.	21,900	391,386
	Tokyo Individualized Educational Institute, Inc.	7,600	26,249
	Tokyo Keiki, Inc.	2,000	17,202
	Tokyo Kiraboshi Financial Group, Inc.	7,022	100,711
	Tokyo Ohka Kogyo Co. Ltd.	5,700	245,737
	Tokyo Rakutenchi Co. Ltd.	900	25,698
	Tokyo Sangyo Co. Ltd.	6,600	35,886
	Tokyo Seimitsu Co. Ltd.	8,700	261,649
	Tokyo Steel Manufacturing Co. Ltd.	9,100	78,130
	Tokyo Tatemono Co. Ltd.	41,200	566,596
	Tokyo Tekko Co. Ltd.	900	8,112
#	Tokyo Theatres Co., Inc.	1,900	14,256
	Tokyu Construction Co. Ltd.	21,564	90,497
	Tokyu Corp.	27,700	319,395
	Tokyu Fudosan Holdings Corp.	133,043	675,003
	Tokyu Recreation Co. Ltd.	300	12,388
	Toli Corp.	10,700	14,387
	Tomoe Corp.	5,400	12,734
	Tomoe Engineering Co. Ltd.	2,000	31,774
	Tomoku Co. Ltd.	3,500	35,328
	TOMONY Holdings, Inc.	38,500	83,648
	Tomy Co. Ltd.	21,600	189,667
	Tonami Holdings Co. Ltd.	1,300	30,828
	Topcon Corp.	24,400	266,895
	Toppan, Inc.	23,300	347,500
	Topre Corp.	11,400	90,141
	Toray Industries, Inc.	152,700	741,717
	Torex Semiconductor Ltd.	1,600	31,255
	Toridoll Holdings Corp.	11,600	225,549
#	Torigoe Co. Ltd.	4,100	16,974
	Torii Pharmaceutical Co. Ltd.	3,700	75,080
	Torishima Pump Manufacturing Co. Ltd.	4,500	38,983
	Tosei Corp.	8,900	84,879
	Toshiba Corp.	18,600	645,449
	Toshiba TEC Corp.	5,800	150,158
	Tosho Co. Ltd.	1,600	12,253
	Tosoh Corp.	53,200	578,788
	Totech Corp.	2,100	49,343
	Totetsu Kogyo Co. Ltd.	6,900	114,549
	TOTO Ltd.	11,599	330,834
#	Totoku Electric Co. Ltd.	500	7,397
	Tottori Bank Ltd.	2,400	17,161
	Toukei Computer Co. Ltd.	700	27,963
	Towa Bank Ltd.	9,200	32,141
	Towa Corp.	5,200	62,756
	Towa Pharmaceutical Co. Ltd.	8,100	121,921
	Toyo Construction Co. Ltd.	24,800	149,850
	Toyo Corp.	5,600	48,882
*	Toyo Engineering Corp.	7,500	29,502
	Toyo Gosei Co. Ltd.	1,400	71,958
	Toyo Ink SC Holdings Co. Ltd.	10,400	133,909
	Toyo Kanetsu KK	2,200	36,398
	Toyo Machinery & Metal Co. Ltd.	4,900	17,101
	Toyo Securities Co. Ltd.	14,000	21,452
	Toyo Seikan Group Holdings Ltd.	25,200	288,224

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toyo Suisan Kaisha Ltd.	2,600	$97,545
	Toyo Tanso Co. Ltd.	3,500	87,592
	Toyo Tire Corp.	29,500	346,078
	Toyobo Co. Ltd.	20,600	143,896
	Toyoda Gosei Co. Ltd.	14,400	230,209
	Toyota Boshoku Corp.	16,900	215,045
	Toyota Industries Corp.	5,600	288,485
	TPR Co. Ltd.	6,600	55,402
	Trancom Co. Ltd.	2,400	122,970
#	Transaction Co. Ltd.	3,200	24,327
	Transcosmos, Inc.	6,900	158,626
	Treasure Factory Co. Ltd.	1,900	28,472
	Trend Micro, Inc.	11,500	579,870
	Trenders, Inc.	2,000	24,551
	Tri Chemical Laboratories, Inc.	5,100	76,267
	Trusco Nakayama Corp.	10,900	146,001
	TS Tech Co. Ltd.	23,800	248,893
	TSI Holdings Co. Ltd.	13,100	39,646
	Tsubaki Nakashima Co. Ltd.	11,229	93,021
	Tsubakimoto Chain Co.	7,100	152,009
	Tsubakimoto Kogyo Co. Ltd.	1,200	30,844
	Tsugami Corp.	10,600	79,385
	Tsukishima Kikai Co. Ltd.	6,600	44,743
#	Tsukuba Bank Ltd.	28,700	36,855
	Tsumura & Co.	10,182	212,665
	Tsuruha Holdings, Inc.	8,000	464,765
	Tsurumi Manufacturing Co. Ltd.	4,800	71,312
#	Tsutsumi Jewelry Co. Ltd.	1,500	20,997
	Tsuzuki Denki Co. Ltd.	1,700	15,372
	TV Asahi Holdings Corp.	6,600	61,821
	Tv Tokyo Holdings Corp.	2,500	31,969
	UACJ Corp.	8,900	126,547
	Ubicom Holdings, Inc.	1,100	17,918
	Uchida Yoko Co. Ltd.	2,300	70,168
#	Ueki Corp.	400	3,315
	ULS Group, Inc.	400	8,428
	Ultrafabrics Holdings Co. Ltd.	1,000	33,462
	Ulvac, Inc.	9,200	362,673
	Unicharm Corp.	15,700	477,145
	Union Tool Co.	1,200	28,888
	Unipres Corp.	11,700	68,381
	United Arrows Ltd.	2,800	38,046
	United Super Markets Holdings, Inc.	15,300	107,728
#	UNITED, Inc.	2,400	21,044
*	Unitika Ltd.	18,800	34,600
	Usen-Next Holdings Co. Ltd.	3,900	59,754
	User Local, Inc.	1,200	12,976
	Ushio, Inc.	22,700	235,726
	USS Co. Ltd.	21,300	321,390
	UT Group Co. Ltd.	7,400	120,629
*	UUUM Co. Ltd.	2,400	15,683
	V Technology Co. Ltd.	2,900	54,546
	Valor Holdings Co. Ltd.	9,451	109,286
	Valqua Ltd.	4,800	84,904
	Value HR Co. Ltd.	2,800	28,878
	ValueCommerce Co. Ltd.	3,400	49,599
	Valuence Holdings, Inc.	1,100	21,599
#	V-Cube, Inc.	4,000	27,124
	Vector, Inc.	6,200	46,075

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Vertex Corp.	6,180	$52,979
*	Village Vanguard Co. Ltd.	1,200	8,683
	VINX Corp.	1,100	11,730
*	Visional, Inc.	2,500	169,937
	Vital KSK Holdings, Inc.	11,600	58,339
	VT Holdings Co. Ltd.	25,500	82,615
	Wacoal Holdings Corp.	11,300	181,954
	Wacom Co. Ltd.	38,100	165,327
	Wakachiku Construction Co. Ltd.	2,500	42,204
	Wakita & Co. Ltd.	11,200	88,417
	Warabeya Nichiyo Holdings Co. Ltd.	3,800	44,933
#	Waseda Academy Co. Ltd.	2,000	15,391
	Watahan & Co. Ltd.	3,100	28,813
	Watts Co. Ltd.	3,400	14,633
	WDB Holdings Co. Ltd.	1,900	32,768
	Wealth Management, Inc./ Tokyo	1,000	8,538
	Weathernews, Inc.	1,300	67,708
	Welcia Holdings Co. Ltd.	15,760	329,406
	Wellnet Corp.	2,900	12,488
#	West Holdings Corp.	5,757	172,040
	Will Group, Inc.	3,100	29,679
	WingArc1st, Inc.	1,300	20,850
	WIN-Partners Co. Ltd.	1,900	12,385
	Wood One Co. Ltd.	1,900	11,849
#	Workman Co. Ltd.	3,100	105,755
	World Co. Ltd.	5,800	54,430
	World Holdings Co. Ltd.	2,600	45,602
	Wowow, Inc.	1,700	14,305
	Xebio Holdings Co. Ltd.	6,300	42,728
	YAC Holdings Co. Ltd.	1,700	14,661
	Yachiyo Industry Co. Ltd.	1,500	6,454
	Yahagi Construction Co. Ltd.	6,700	33,775
	Yaizu Suisankagaku Industry Co. Ltd.	1,700	9,175
	Yakult Honsha Co. Ltd.	4,600	254,835
	YAKUODO Holdings Co. Ltd.	3,000	56,133
	YAMABIKO Corp.	11,400	87,783
	YAMADA Consulting Group Co. Ltd.	2,400	19,663
	Yamada Holdings Co. Ltd.	134,691	434,043
	Yamagata Bank Ltd.	7,399	50,777
	Yamaguchi Financial Group, Inc.	54,000	284,378
	Yamaha Corp.	4,500	169,894
	Yamaha Motor Co. Ltd.	56,400	1,164,240
	Yamaichi Electronics Co. Ltd.	5,300	76,113
#	YA-MAN Ltd.	7,400	55,465
	Yamanashi Chuo Bank Ltd.	7,300	49,997
	Yamashin-Filter Corp.	4,500	12,571
	Yamatane Corp.	2,600	28,167
	Yamato Corp.	4,700	21,128
	Yamato Holdings Co. Ltd.	11,200	165,864
	Yamato Kogyo Co. Ltd.	11,100	322,342
#	Yamaura Corp.	2,200	14,640
	Yamazaki Baking Co. Ltd.	25,100	255,752
	Yamazen Corp.	15,300	95,121
	Yaoko Co. Ltd.	4,000	174,012
	Yashima Denki Co. Ltd.	4,900	33,438
	Yaskawa Electric Corp.	14,900	412,570
	Yasuda Logistics Corp.	4,800	29,642
	Yellow Hat Ltd.	8,100	97,114
	Yodogawa Steel Works Ltd.	5,700	92,659

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yokogawa Bridge Holdings Corp.	11,400	$151,502
	Yokogawa Electric Corp.	7,700	128,752
	Yokohama Rubber Co. Ltd.	27,600	431,584
	Yokorei Co. Ltd.	12,100	73,392
	Yokowo Co. Ltd.	3,925	53,498
	Yondenko Corp.	2,200	26,760
	Yondoshi Holdings, Inc.	3,700	42,331
	Yonex Co. Ltd.	4,300	39,835
	Yorozu Corp.	5,900	34,255
#	Yoshinoya Holdings Co. Ltd.	12,085	189,938
	Yotai Refractories Co. Ltd.	3,800	35,314
	Yuasa Trading Co. Ltd.	4,400	109,518
	Yukiguni Maitake Co. Ltd.	3,400	24,351
	Yurtec Corp.	10,600	50,735
	Yushin Precision Equipment Co. Ltd.	4,600	21,740
	Yushiro Chemical Industry Co. Ltd.	2,000	10,869
	Yutaka Giken Co. Ltd.	200	2,300
	Z Holdings Corp.	65,200	168,265
	Zaoh Co. Ltd.	800	8,826
	Zenitaka Corp.	600	11,353
	Zenkoku Hosho Co. Ltd.	10,400	343,167
	Zenrin Co. Ltd.	6,800	40,025
	Zensho Holdings Co. Ltd.	13,200	329,437
	Zeon Corp.	32,100	270,579
	ZERIA Pharmaceutical Co. Ltd.	3,700	55,117
	ZIGExN Co. Ltd.	15,100	37,146
	ZOZO, Inc.	12,500	265,227
	Zuiko Corp.	4,100	18,462

TOTAL JAPAN			260,871,861

NETHERLANDS — (3.4%)
	Aalberts NV	27,035	937,889
Ω	ABN AMRO Bank NV	68,391	672,327
	Acomo NV	4,113	76,859
*Ω	Adyen NV	339	483,956
	Aegon NV	238,917	1,105,984
	Aegon NV, Class NY	89,935	414,600
#	Akzo Nobel NV	17,158	1,059,270
*Ω	Alfen Beheer BV	3,346	354,939
	AMG Advanced Metallurgical Group NV	6,267	195,799
	APERAM SA	13,013	339,787
	Arcadis NV	17,587	596,851
	ASM International NV	3,170	701,266
	ASML Holding NV	1,474	691,434
	ASML Holding NV	16,394	7,744,802
	ASR Nederland NV	38,625	1,700,770
*Ω	Basic-Fit NV	7,406	186,527
	BE Semiconductor Industries NV	12,769	650,769
	Beter Bed Holding NV	3,857	11,232
	Brunel International NV	4,547	41,884
	Coca-Cola Europacific Partners PLC	17,777	839,134
	Corbion NV	13,805	367,615
Ω	Flow Traders	8,675	208,733
	ForFarmers NV	11,164	30,263
*	Fugro NV	29,351	381,245
	Heijmans NV	7,436	75,350
	IMCD NV	8,060	1,045,337
*	ING Groep NV	157,316	1,547,924
*Ω	Intertrust NV	22,243	438,786

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	JDE Peet’s NV	8,418	$240,966
	Kendrion NV	4,341	62,784
	Koninklijke Ahold Delhaize NV	182,934	5,101,704
*	Koninklijke BAM Groep NV	75,512	164,799
	Koninklijke DSM NV	9,914	1,166,187
	Koninklijke KPN NV	660,125	1,846,439
	Koninklijke Philips NV	18,064	229,140
	Koninklijke Philips NV	43,617	551,760
	Koninklijke Vopak NV	17,388	355,272
	Nedap NV	1,644	88,431
	NN Group NV	24,865	1,052,845
	Ordina NV	25,878	99,419
#*	Pharming Group NV	92,661	95,866
#	PostNL NV	105,551	165,260
	Prosus NV	19,254	832,575
	Randstad NV	25,460	1,268,906
#	SIF Holding NV	1,299	13,315
Ω	Signify NV	29,747	824,145
	Sligro Food Group NV	4,381	63,555
	TKH Group NV	8,884	314,158
#*	TomTom NV	9,509	74,334
	Universal Music Group NV	39,613	777,819
	Van Lanschot Kempen NV	7,243	156,317
	Wolters Kluwer NV	24,527	2,606,203

TOTAL NETHERLANDS			41,053,531

NEW ZEALAND — (0.4%)
#*	a2 Milk Co. Ltd.	73,422	247,349
*	Air New Zealand Ltd.	246,923	112,001
	Arvida Group Ltd.	105,358	77,124
*	Auckland International Airport Ltd.	46,633	208,468
#	Briscoe Group Ltd.	7,212	20,947
*	Channel Infrastructure NZ Ltd.	52,639	44,383
	Chorus Ltd.	108,198	522,349
	Comvita Ltd.	3,438	6,399
	Contact Energy Ltd.	35,761	156,862
	EBOS Group Ltd.	6,745	147,048
#*	Eroad Ltd.	3,923	2,921
	Fisher & Paykel Healthcare Corp. Ltd.	16,031	182,193
	Fletcher Building Ltd.	114,444	341,722
	Fonterra Co-operative Group Ltd.	11,157	19,324
	Freightways Ltd.	36,203	217,533
#*	Gentrack Group Ltd.	5,468	4,870
	Hallenstein Glasson Holdings Ltd.	9,781	30,335
	Heartland Group Holdings Ltd.	127,560	126,712
	Infratil Ltd.	51,258	260,276
	Investore Property Ltd.	32,045	28,714
	KMD Brands Ltd.	154,764	97,161
	Mainfreight Ltd.	4,778	211,159
#	Manawa Energy Ltd.	7,314	22,391
	Mercury NZ Ltd.	13,583	45,928
#	Meridian Energy Ltd.	29,394	83,320
	Napier Port Holdings Ltd.	14,915	24,627
	NZME Ltd.	18,597	12,065
#	NZX Ltd.	85,597	59,697
	Oceania Healthcare Ltd.	140,654	70,239
#	PGG Wrightson Ltd.	9,143	21,802
	Port of Tauranga Ltd.	20,843	78,638
*	Pushpay Holdings Ltd.	71,105	51,578

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
*	Rakon Ltd.	16,169	$11,352
	Restaurant Brands New Zealand Ltd.	6,631	27,559
#	Ryman Healthcare Ltd.	25,252	122,984
*	Sanford Ltd.	19,210	45,452
	Scales Corp. Ltd.	27,860	76,699
*	Serko Ltd.	6,176	10,673
	Skellerup Holdings Ltd.	33,721	103,791
	SKY Network Television Ltd.	41,020	51,715
	Spark New Zealand Ltd.	107,912	321,228
	Summerset Group Holdings Ltd.	46,671	262,587
*	Synlait Milk Ltd.	16,946	30,708
#*	Tourism Holdings Ltd.	28,580	61,281
	TOWER Ltd.	119,202	45,389
	Turners Automotive Group Ltd.	11,796	24,350
	Vector Ltd.	17,959	42,802
*	Vista Group International Ltd.	27,115	24,290
	Warehouse Group Ltd.	33,331	60,065

TOTAL NEW ZEALAND			4,859,060

NORWAY — (1.0%)
	2020 Bulkers Ltd.	3,297	24,811
	ABG Sundal Collier Holding ASA	107,445	57,014
*	Adevinta ASA	8,186	56,036
	AF Gruppen ASA	5,957	86,285
#*	Akastor ASA	34,023	33,399
#	Aker ASA, Class A	1,556	109,797
	Aker BP ASA	5,392	171,284
*	Aker Carbon Capture ASA	15,045	16,931
	Aker Solutions ASA	50,781	193,883
	AKVA Group ASA	848	4,145
*	ArcticZymes Technologies ASA	2,840	18,298
	Arendals Fossekompani AS	429	9,806
	Atea ASA	17,327	192,806
#*	Atlantic Sapphire ASA	2,420	1,538
	Austevoll Seafood ASA	16,912	125,318
*	Axactor ASA	31,466	18,128
	B2Holding ASA	73,842	55,684
	Bakkafrost P/F	3,920	196,070
	Belships ASA	16,883	23,612
	Bonheur ASA	5,011	142,577
*	Borr Drilling Ltd.	6,514	31,984
	Borregaard ASA	14,300	192,268
	Bouvet ASA	13,022	68,875
	BW Offshore Ltd.	17,331	44,036
*	Cadeler AS	9,173	29,402
*	Cloudberry Clean Energy ASA	27,991	34,773
#*Ω	Crayon Group Holding ASA	5,858	48,566
	DNB Bank ASA	43,499	769,362
Ω	Elkem ASA	73,820	245,249
Ω	Entra ASA	3,287	29,961
	Equinor ASA	51,728	1,884,643
Ω	Europris ASA	32,530	193,689
*	FLEX LNG Ltd.	8,624	267,879
	Gjensidige Forsikring ASA	6,689	122,266
	Golden Ocean Group Ltd.	32,091	263,428
	Grieg Seafood ASA	10,865	75,240
#*	Hexagon Composites ASA	25,029	57,508
	Hunter Group ASA	69,104	14,412
#*	Kahoot! ASA	42,627	90,889

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
#Ω	Kid ASA	6,507	$48,825
	Kitron ASA	37,227	83,417
Ω	Klaveness Combination Carriers ASA	1,774	10,928
*	Komplett Bank ASA	21,137	10,342
*	Kongsberg Automotive ASA	228,468	60,001
	Leroy Seafood Group ASA	46,017	211,893
	Medistim ASA	2,115	49,128
	Mowi ASA	11,587	172,947
#Ω	Multiconsult ASA	3,394	40,609
#*	NEL ASA	97,037	118,611
*	Nordic Semiconductor ASA	6,011	84,859
	Norsk Hydro ASA	75,751	480,740
*Ω	Norske Skog ASA	15,581	96,046
*	Northern Ocean Ltd.	10,722	11,607
*	Norway Royal Salmon ASA	1,219	15,498
*	Norwegian Air Shuttle ASA	83,952	67,225
*	Norwegian Energy Co. ASA	5,508	203,683
*	NRC Group ASA	12,819	21,736
*	Odfjell Drilling Ltd.	26,164	68,375
	Odfjell SE, Class A	3,784	24,912
*	Odfjell Technology Ltd.	4,361	9,538
Ω	Okeanis Eco Tankers Corp.	3,348	54,417
	Olav Thon Eiendomsselskap ASA	2,062	34,539
	Orkla ASA	22,876	154,302
	Otello Corp. ASA	11,673	9,388
*	Panoro Energy ASA	15,063	49,232
	Pareto Bank ASA	9,248	41,841
*	PGS ASA	160,955	103,726
*	PhotoCure ASA	1,701	15,075
	Protector Forsikring ASA	15,499	184,535
	Salmar ASA	2,675	90,687
	Sandnes Sparebank	2,270	19,430
Ω	Scatec ASA	21,654	153,389
	Schibsted ASA, Class A	6,275	96,848
	Schibsted ASA, Class B	7,736	115,012
*	SD Standard ETC PLC	56,048	10,819
*	Self Storage Group ASA	7,358	19,964
	Selvaag Bolig ASA	9,716	31,440
*Ω	Shelf Drilling Ltd.	39,235	84,651
*	Siem Offshore, Inc.	16,167	19,545
	Sparebank 1 Oestlandet	8,533	92,256
#	SpareBank 1 Sorost-Norge	8,339	41,375
	SpareBank 1 SR-Bank ASA	16,681	169,866
	Sparebanken More	5,260	36,897
	Stolt-Nielsen Ltd.	7,288	174,794
	Storebrand ASA	40,350	313,897
	Subsea 7 SA	45,633	455,276
	Telenor ASA	23,190	210,748
	TGS ASA	26,098	355,322
	TOMRA Systems ASA	12,776	206,353
	Treasure ASA	11,954	19,061
	Veidekke ASA	20,274	168,630
	Wallenius Wilhelmsen ASA	19,459	138,345
	Wilh Wilhelmsen Holding ASA, Class A	3,074	71,519
Ω	XXL ASA	32,541	14,155
	Yara International ASA	13,751	613,727

TOTAL NORWAY			12,263,833

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PORTUGAL — (0.4%)
	Altri SGPS SA	17,850	$99,329
#	Banco Comercial Portugues SA, Class R	3,160,735	450,326
*††	Banco Espirito Santo SA	114,362	0
	Corticeira Amorim SGPS SA	9,467	91,479
	CTT-Correios de Portugal SA	19,263	59,459
	EDP - Energias de Portugal SA	142,884	624,305
	EDP Renovaveis SA	21,648	455,528
	Galp Energia SGPS SA	144,100	1,463,061
*	Greenvolt-Energias Renovaveis SA	4,301	33,036
	Ibersol SGPS SA	4,023	23,477
	Jeronimo Martins SGPS SA	24,686	510,828
	Mota-Engil SGPS SA	24,656	29,544
	Navigator Co. SA	49,553	188,791
#	NOS SGPS SA	58,231	228,076
	REN - Redes Energeticas Nacionais SGPS SA	56,809	147,034
	Sonae SGPS SA	248,597	238,751

TOTAL PORTUGAL			4,643,024

SINGAPORE — (1.2%)
	AEM Holdings Ltd.	56,600	128,356
*	Avarga Ltd.	33,400	5,785
	Aztech Global Ltd.	57,700	32,014
*	Banyan Tree Holdings Ltd.	72,700	14,121
*††	Best World International Ltd.	13,000	9,367
	Boustead Projects Ltd.	2,700	1,594
	Boustead Singapore Ltd.	79,500	44,103
	BRC Asia Ltd.	25,400	29,064
	Bukit Sembawang Estates Ltd.	43,600	125,073
	Capitaland India Trust	141,900	112,298
	Capitaland Investment Ltd.	137,300	291,988
	Centurion Corp. Ltd.	37,000	8,609
	China Aviation Oil Singapore Corp. Ltd.	71,400	33,542
	China Sunsine Chemical Holdings Ltd.	101,000	30,028
	Chip Eng Seng Corp. Ltd.	104,700	53,261
	Chuan Hup Holdings Ltd.	81,300	12,978
	City Developments Ltd.	71,200	383,883
	ComfortDelGro Corp. Ltd.	304,700	273,527
*	COSCO Shipping International Singapore Co. Ltd.	312,900	35,833
	CSE Global Ltd.	79,800	19,753
	Dasin Retail Trust	26,300	5,201
	DBS Group Holdings Ltd.	82,259	1,988,718
	Del Monte Pacific Ltd.	107,848	22,468
	Delfi Ltd.	70,200	34,955
	DFI Retail Group Holdings Ltd.	48,100	107,835
*	Dyna-Mac Holdings Ltd.	127,500	16,092
*††	Ezion Holdings Ltd.	982,352	0
#*††	Ezra Holdings Ltd.	190,010	277
	Far East Orchard Ltd.	40,710	29,955
	First Resources Ltd.	125,500	131,855
	Food Empire Holdings Ltd.	42,400	14,993
	Fraser & Neave Ltd.	43,400	37,073
	Frasers Property Ltd.	72,300	45,721
	Frencken Group Ltd.	61,500	36,499
	Fu Yu Corp. Ltd.	102,100	14,424
*	Gallant Venture Ltd.	52,000	4,738
	GK Goh Holdings Ltd.	12,400	7,882
	Golden Agri-Resources Ltd.	1,502,300	308,060
	Great Eastern Holdings Ltd.	10,400	131,495
	GuocoLand Ltd.	59,500	65,216

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
*	Halcyon Agri Corp. Ltd.	43,213	$7,480
	Haw Par Corp. Ltd.	30,300	202,283
	Ho Bee Land Ltd.	39,400	64,326
	Hong Fok Corp. Ltd.	84,400	55,480
	Hong Leong Asia Ltd.	76,800	34,216
	Hong Leong Finance Ltd.	79,500	132,531
	Hongkong Land Holdings Ltd.	80,400	309,531
	Hotel Grand Central Ltd.	29,489	20,321
	Hour Glass Ltd.	49,200	67,829
	HRnetgroup Ltd.	22,900	11,814
	Hutchison Port Holdings Trust	1,250,900	204,302
*††	Hyflux Ltd.	78,700	0
	iFAST Corp. Ltd.	29,000	83,087
	Japfa Ltd.	156,030	56,201
	Keppel Corp. Ltd.	109,700	539,945
*	Mandarin Oriental International Ltd.	25,100	41,348
	Metro Holdings Ltd.	98,700	43,552
	Micro-Mechanics Holdings Ltd.	10,500	20,409
#*††	Midas Holdings Ltd.	218,800	0
*	mm2 Asia Ltd.	203,400	6,191
	Nanofilm Technologies International Ltd.	51,200	62,995
	Netlink NBN Trust	318,000	192,087
*	Oceanus Group Ltd.	2,736,300	21,278
	Olam Group Ltd.	113,185	107,158
	Oversea-Chinese Banking Corp. Ltd.	136,749	1,173,865
	Oxley Holdings Ltd.	203,909	21,340
	Pan-United Corp. Ltd.	47,875	13,709
	Propnex Ltd.	21,900	20,115
	PSC Corp. Ltd.	88,400	21,288
	Q&M Dental Group Singapore Ltd.	53,640	12,682
	QAF Ltd.	44,382	25,086
	Riverstone Holdings Ltd.	96,800	36,886
*	SATS Ltd.	32,300	62,348
	SBS Transit Ltd.	11,800	21,584
*	Sembcorp Marine Ltd.	4,203,100	376,655
	Sheng Siong Group Ltd.	138,000	152,204
*	SIA Engineering Co. Ltd.	20,500	31,296
	SIIC Environment Holdings Ltd.	305,800	31,831
	Silverlake Axis Ltd.	131,900	30,254
	Sinarmas Land Ltd.	175,900	23,595
	Sing Holdings Ltd.	67,700	17,032
*	Singapore Airlines Ltd.	100,400	372,414
	Singapore Exchange Ltd.	71,400	424,589
	Singapore Land Group Ltd.	18,100	27,792
	Singapore Post Ltd.	371,500	141,859
	Singapore Telecommunications Ltd.	213,000	375,205
	Stamford Land Corp. Ltd.	199,807	52,881
	StarHub Ltd.	129,600	97,977
	Straits Trading Co. Ltd.	33,040	48,096
*††	Swiber Holdings Ltd.	23,999	0
	Tuan Sing Holdings Ltd.	139,173	30,048
	UMS Holdings Ltd.	110,843	70,107
	United Overseas Bank Ltd.	61,870	1,213,814
	UOB-Kay Hian Holdings Ltd.	75,647	71,113
	UOL Group Ltd.	61,051	266,658
	Valuetronics Holdings Ltd.	117,650	36,993
	Venture Corp. Ltd.	35,700	401,744
	Vicom Ltd.	10,800	14,351
	Wee Hur Holdings Ltd.	81,000	11,238

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Wilmar International Ltd.	364,500	$998,567
	Wing Tai Holdings Ltd.	103,200	110,956
	Yangzijiang Shipbuilding Holdings Ltd.	456,100	386,648

TOTAL SINGAPORE			14,157,818

SPAIN — (2.7%)
	Acciona SA	6,672	1,201,371
	Acerinox SA	52,395	459,192
#	ACS Actividades de Construccion y Servicios SA	33,321	855,059
Ω	Aedas Homes SA	2,448	32,148
*Ω	Aena SME SA	5,491	645,365
	Alantra Partners SA	3,441	43,803
	Almirall SA	11,052	102,977
*	Amadeus IT Group SA	27,910	1,455,653
*	Amper SA	166,633	24,616
	Applus Services SA	37,672	222,455
	Atresmedia Corp. de Medios de Comunicacion SA	26,412	76,222
#	Banco Bilbao Vizcaya Argentaria SA	654,459	3,376,215
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	80,172	412,886
	Banco de Sabadell SA	1,517,181	1,193,724
#	Banco Santander SA	849,458	2,203,049
	Bankinter SA	130,372	788,615
	CaixaBank SA	286,890	951,340
Ω	Cellnex Telecom SA	10,850	355,123
	CIE Automotive SA	12,573	320,274
	Construcciones y Auxiliar de Ferrocarriles SA	5,408	141,195
*	Distribuidora Internacional de Alimentacion SA	1,308,818	15,895
	Ebro Foods SA	15,660	244,195
*	eDreams ODIGEO SA	6,176	25,547
	Elecnor SA	9,837	98,231
	Enagas SA	24,201	392,877
	Ence Energia y Celulosa SA	24,877	85,200
	Endesa SA	28,311	473,021
	Ercros SA	28,572	91,730
	Faes Farma SA	102,100	385,375
	Ferrovial SA	31,250	763,699
	Fluidra SA	10,996	149,335
	Fomento de Construcciones y Contratas SA	5,464	45,520
Ω	Gestamp Automocion SA	49,617	174,716
Ω	Global Dominion Access SA	20,282	74,431
*	Grenergy Renovables SA	2,550	78,660
#*	Grifols SA	34,329	292,056
	Grupo Catalana Occidente SA	8,262	224,389
#	Grupo Empresarial San Jose SA	5,655	20,567
	Iberdrola SA	224,200	2,279,952
	Iberpapel Gestion SA	1,805	23,890
	Indra Sistemas SA	35,697	319,262
#	Industria de Diseno Textil SA	49,633	1,126,580
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	150,679	141,221
#	Mapfre SA	180,360	309,352
*	Melia Hotels International SA	30,644	142,472
	Naturgy Energy Group SA	13,848	355,375
Ω	Neinor Homes SA	7,095	56,722
*	Obrascon Huarte Lain SA	70,118	29,797
	Pharma Mar SA	3,404	203,961
	Prim SA	748	8,197
*	Promotora de Informaciones SA, Class A	63,603	21,035
Ω	Prosegur Cash SA	95,298	57,424
	Prosegur Cia de Seguridad SA	51,711	96,298

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
*	Realia Business SA	45,114	$45,043
	Red Electrica Corp. SA	42,373	685,413
	Repsol SA	273,915	3,726,467
	Sacyr SA	100,491	246,516
*	Solaria Energia y Medio Ambiente SA	19,050	301,297
Ω	Talgo SA	3,207	8,899
#*	Tecnicas Reunidas SA	2,606	18,600
	Telefonica SA	948,346	3,269,133
Ω	Unicaja Banco SA	313,905	278,273
	Vidrala SA	5,198	397,370
	Viscofan SA	10,667	635,188

TOTAL SPAIN			33,280,463

SWEDEN — (3.0%)
	AAK AB	14,381	209,638
Ω	AcadeMedia AB	26,351	112,772
	AddLife AB, Class B	19,311	180,526
	AddNode Group AB, Class B	21,545	187,441
	AddTech AB, Class B	20,999	253,738
	AFRY AB	21,791	292,627
	Alfa Laval AB	4,353	107,150
#Ω	Alimak Group AB	8,324	52,192
*	Alleima AB	17,353	59,126
	Alligo AB, Class B	4,954	36,619
Ω	Ambea AB	16,818	59,489
*	Annehem Fastigheter AB, Class B	11,599	22,638
	AQ Group AB	2,513	64,503
*	Arise AB	7,144	31,875
	Arjo AB, Class B	46,802	186,692
	Assa Abloy AB, Class B	20,072	405,295
	Atlas Copco AB, Class A	116,779	1,246,411
	Atlas Copco AB, Class B	68,658	664,002
	Atrium Ljungberg AB, Class B	5,609	75,015
*Ω	Attendo AB	23,033	47,548
#	Avanza Bank Holding AB	28,728	573,038
	Axfood AB	9,517	235,628
	Beijer Alma AB	11,022	154,104
	Beijer Electronics Group AB	6,458	53,523
#	Beijer Ref AB, Class B	19,354	300,034
	Bergman & Beving AB	6,396	52,558
	Besqab AB	1,035	9,285
*	BHG Group AB	9,693	16,243
	Bilia AB, Class A	24,321	257,614
	Billerud AB	38,846	501,490
	BioGaia AB, Class B	18,135	143,712
*	BioInvent International AB	2,808	10,021
	Biotage AB	7,458	122,411
	Boliden AB	35,722	1,038,828
	Bonava AB, Class B	21,002	61,430
#*Ω	Boozt AB	3,535	25,780
Ω	Bravida Holding AB	35,681	334,292
	Bufab AB	6,703	126,686
#	Bulten AB	2,966	16,702
	Bure Equity AB	14,915	287,830
	Byggmax Group AB	17,498	73,230
*	Careium AB	5,800	4,206
	Castellum AB	11,249	128,622
	Catella AB	11,852	42,576
	Catena AB	3,861	131,131

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Catena Media PLC	11,312	$29,145
*	Cavotec SA	8,277	12,369
	Cellavision AB	3,494	65,519
	Clas Ohlson AB, Class B	9,411	62,848
	Cloetta AB, Class B	60,701	110,958
*	Collector Bank AB	13,334	32,595
	Concentric AB	9,782	162,036
Ω	Coor Service Management Holding AB	24,001	127,517
	Corem Property Group AB, Class B	78,647	48,957
	Corem Property Group AB, Class D	592	9,381
	CTT Systems AB	1,306	25,840
	Dedicare AB, Class B	1,325	13,957
	Dios Fastigheter AB	16,550	108,680
#Ω	Dometic Group AB	52,417	300,112
*	Duni AB	9,006	60,606
Ω	Dustin Group AB	2,590	10,777
	Eastnine AB	4,136	38,310
	Elanders AB, Class B	3,364	45,892
#	Electrolux AB, Class B	48,310	596,009
	Electrolux Professional AB, Class B	32,630	123,189
#	Elekta AB, Class B	69,016	350,793
*Ω	Eltel AB	14,557	9,752
#*	Enea AB	4,184	29,851
	Epiroc AB, Class A	35,826	548,440
	Epiroc AB, Class B	21,437	287,838
	Essity AB, Class A	1,500	31,506
	Essity AB, Class B	18,113	382,698
	Fabege AB	12,630	91,694
	Fagerhult AB	17,537	69,902
*	Fastighets AB Balder, Class B	28,152	105,673
	Fastighets AB Trianon, Class B	3,168	5,367
	FastPartner AB, Class A	5,997	36,641
#	Fenix Outdoor International AG	737	59,942
	FormPipe Software AB	5,055	10,097
	G5 Entertainment AB	1,981	32,512
	GARO AB	7,374	74,348
	Getinge AB, Class B	14,931	302,995
	Granges AB	32,211	217,673
#	H & M Hennes & Mauritz AB, Class B	46,539	468,748
	Hanza AB	4,087	17,768
	Heba Fastighets AB, Class B	5,434	15,519
	Hexagon AB, Class B	43,267	427,733
	Hexatronic Group AB	17,346	234,746
	Hexpol AB	28,067	277,025
	HMS Networks AB	6,297	162,012
*Ω	Hoist Finance AB	21,165	48,601
	Holmen AB, Class B	8,874	322,041
	Hufvudstaden AB, Class A	9,718	115,807
*	Humana AB	10,256	39,045
	Husqvarna AB, Class A	4,789	28,572
	Husqvarna AB, Class B	64,594	383,504
	Indutrade AB	21,925	383,862
	Instalco AB	35,030	140,517
#	Intrum AB	14,527	182,782
	Inwido AB	16,779	150,726
*	ITAB Shop Concept AB	2,085	1,804
	JM AB	14,801	222,857
	Kabe Group AB, Class B	405	6,975
*	Karnov Group AB	12,007	64,013

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	K-fast Holding AB	6,202	$12,743
	KNOW IT AB	5,488	109,227
	Lagercrantz Group AB, Class B	33,877	290,192
	Lifco AB, Class B	17,440	252,005
	Lime Technologies AB	2,073	37,872
	Lindab International AB	13,064	138,964
	Loomis AB	17,059	477,627
*	Maha Energy AB	6,393	7,069
*	Medcap AB	456	8,635
	Medicover AB, Class B	5,446	67,446
*	Medivir AB, Class B	18,232	13,405
	MEKO AB	7,530	71,157
*	Micro Systemation AB, Class B	4,122	14,550
*	Millicom International Cellular SA, SDR	46,016	499,431
#	MIPS AB	5,943	192,209
	Modern Times Group MTG AB, Class B	25,722	192,835
*	Momentum Group AB	4,954	26,382
Ω	Munters Group AB	23,409	182,633
	Mycronic AB	15,055	236,274
	NCAB Group AB	25,471	111,035
	NCC AB, Class B	22,769	189,721
	Nederman Holding AB	3,964	54,202
*	Net Insight AB, Class B	65,449	34,586
	New Wave Group AB, Class B	11,372	158,052
	Nibe Industrier AB, Class B	17,880	142,625
	Nilorngruppen AB, Class B	1,988	13,545
	Nobia AB	32,265	53,730
	Nordic Paper Holding AB	7,183	19,295
	Nordic Waterproofing Holding AB	7,292	94,315
	Nordnet AB publ	10,888	134,879
*	Note AB	4,162	60,128
#	NP3 Fastigheter AB	6,024	95,722
	Nyfosa AB	22,614	135,144
	OEM International AB, Class B	15,928	79,461
*	Ovzon AB	6,827	24,685
*	Pandox AB	17,658	216,242
	Peab AB, Class B	52,866	274,302
	Platzer Fastigheter Holding AB, Class B	8,730	54,114
	Prevas AB, Class B	1,295	13,541
	Proact IT Group AB	5,913	47,883
	Probi AB	444	8,719
	Ratos AB, Class B	43,921	164,400
*	RaySearch Laboratories AB	3,756	19,525
	Rejlers AB	2,814	33,026
Ω	Resurs Holding AB	28,631	62,214
	Rottneros AB	22,228	25,805
	Sagax AB, Class B	10,644	196,141
#	Samhallsbyggnadsbolaget i Norden AB	68,347	93,900
#	Samhallsbyggnadsbolaget i Norden AB, Class D	6,917	11,373
	Sandvik AB	55,285	863,925
#*	Scandi Standard AB	16,388	75,226
#*Ω	Scandic Hotels Group AB	40,203	127,493
*	Sdiptech AB, Class B	3,644	70,263
	Sectra AB, Class B	24,300	322,142
#	Securitas AB, Class B	39,629	323,801
*	Sensys Gatso Group AB	133,118	13,753
*	Serneke Group AB	2,074	5,638
	Skandinaviska Enskilda Banken AB, Class A	70,104	739,134
	Skandinaviska Enskilda Banken AB, Class C	1,001	11,418

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Skanska AB, Class B	37,640	$585,353
	SKF AB, Class A	4,225	64,601
	SKF AB, Class B	69,136	1,000,786
	SkiStar AB	10,487	100,351
	Softronic AB, Class B	9,296	19,327
*	Solid Forsakring AB	2,863	13,635
	SSAB AB,Class A	42,826	206,009
	SSAB AB,Class B	165,836	770,647
#*	Stendorren Fastigheter AB	1,726	29,992
*	Stillfront Group AB	110,603	215,272
	Svenska Cellulosa AB SCA, Class A	1,321	15,943
	Svenska Cellulosa AB SCA, Class B	28,830	340,130
	Svenska Handelsbanken AB, Class A	58,225	540,970
#	Svenska Handelsbanken AB, Class B	1,480	16,184
	Sweco AB, Class B	17,307	130,038
	Swedbank AB, Class A	35,430	528,192
	Systemair AB	21,375	113,105
	Tele2 AB, Class B	62,203	509,820
	Telefonaktiebolaget LM Ericsson, Class A	3,203	19,026
	Telefonaktiebolaget LM Ericsson, Class B	86,083	478,565
#	Telia Co. AB	292,046	773,853
	Tethys Oil AB	7,238	44,676
	TF Bank AB	1,358	20,289
#Ω	Thule Group AB	11,863	233,708
*	Tobii AB	17,835	29,516
	Trelleborg AB, Class B	26,473	582,910
	Troax Group AB	7,497	111,269
	VBG Group AB, Class B	3,950	46,144
*	Viaplay Group AB, Class B	8,478	154,777
#	Vitec Software Group AB, Class B	4,953	181,741
	Volati AB	5,178	47,388
	Volvo AB, Class A	23,046	393,663
	Volvo AB, Class B	147,472	2,413,663
#	Wallenstam AB, Class B	16,837	59,403
	Wihlborgs Fastigheter AB	30,534	200,035
	XANO Industri AB, Class B	341	3,195
*	XSpray Pharma AB	659	3,381

TOTAL SWEDEN			36,326,663

SWITZERLAND — (5.9%)
	ABB Ltd.	169,882	4,717,674
	Accelleron Industries AG	5,219	88,501
#	Adecco Group AG	38,933	1,218,446
#	Alcon, Inc.	43,142	2,619,124
	Allreal Holding AG	4,218	604,214
	ALSO Holding AG	1,733	272,370
*	Aluflexpack AG	751	11,919
#*	ams-OSRAM AG	74,016	418,956
	APG SGA SA	219	35,766
	Arbonia AG	13,910	169,068
*	Aryzta AG	254,915	261,313
#	Ascom Holding AG	7,386	45,416
	Autoneum Holding AG	854	81,680
	Baloise Holding AG	11,819	1,614,737
	Banque Cantonale de Geneve	572	102,825
	Banque Cantonale Vaudoise	6,683	594,757
*	Basilea Pharmaceutica AG	962	44,251
	Belimo Holding AG	1,728	703,827
	Bell Food Group AG	632	154,123

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Bellevue Group AG	2,601	$90,234
	Berner Kantonalbank AG	1,225	269,819
	BKW AG	3,526	411,353
	Bossard Holding AG, Class A	1,540	305,750
	Bucher Industries AG	1,940	654,101
	Burckhardt Compression Holding AG	856	370,304
	Burkhalter Holding AG	843	65,672
	Bystronic AG	398	228,610
	Calida Holding AG	1,402	59,513
	Carlo Gavazzi Holding AG	117	30,726
	Cembra Money Bank AG	7,525	545,706
*	Cicor Technologies Ltd.	650	27,381
	Cie Financiere Tradition SA	564	58,883
#	Clariant AG	60,775	976,703
	Coltene Holding AG	1,138	91,039
	Comet Holding AG	1,418	225,742
	COSMO Pharmaceuticals NV	1,556	90,869
#	Credit Suisse Group AG	29,082	120,471
#	Credit Suisse Group AG, Sponsored ADR	161,723	666,299
	Daetwyler Holding AG	1,501	266,389
	DKSH Holding AG	9,959	718,448
	dormakaba Holding AG	713	226,317
	EFG International AG	26,058	213,266
	Emmi AG	550	438,876
	EMS-Chemie Holding AG	408	256,547
	Energiedienst Holding AG	1,143	46,810
#*	Evolva Holding SA	22,215	1,865
	Feintool International Holding AG	2,163	43,419
*	Flughafen Zurich AG	5,552	861,316
	Forbo Holding AG	269	325,630
	Fundamenta Real Estate AG	2,077	32,449
Ω	Galenica AG	13,328	957,590
#*	GAM Holding AG	40,315	30,488
	Geberit AG	2,995	1,331,389
	Georg Fischer AG	19,911	1,102,766
	Givaudan SA	801	2,392,538
#	Gurit Holding AG, Class BR	1,110	102,558
	Helvetia Holding AG	10,494	1,042,079
	Hiag Immobilien Holding AG	811	65,279
	Huber & Suhner AG	4,651	414,272
	Hypothekarbank Lenzburg AG	14	57,864
*	Implenia AG	3,739	140,366
*	Ina Invest Holding AG	748	14,645
	Inficon Holding AG	397	315,661
	Interroll Holding AG	152	320,216
	Intershop Holding AG	192	116,775
	Investis Holding SA	821	83,218
	IVF Hartmann Holding AG	71	8,166
	Julius Baer Group Ltd.	39,287	1,884,946
*	Jungfraubahn Holding AG	1,339	151,828
	Kardex Holding AG	1,734	265,166
	Komax Holding AG	1,037	243,380
	Kudelski SA	5,386	14,685
	Kuehne + Nagel International AG	5,313	1,130,958
	Landis & Gyr Group AG	6,063	349,392
	LEM Holding SA	140	233,093
	Liechtensteinische Landesbank AG	3,467	189,311
#	Logitech International SA	38,608	1,917,535
	Luzerner Kantonalbank AG	908	374,358

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
Ω	Medacta Group SA	1,739	$156,369
	Meier Tobler Group AG	1,442	45,547
	Metall Zug AG, Class B	57	105,650
	Mikron Holding AG	3,174	27,824
	Mobilezone Holding AG	10,259	162,704
	Mobimo Holding AG	1,960	457,186
	Novavest Real Estate AG	204	8,281
	OC Oerlikon Corp. AG	50,427	325,714
	Orell Fuessli AG	122	9,979
	Orior AG	1,837	128,058
	Partners Group Holding AG	2,198	1,972,887
	Phoenix Mecano AG	139	45,489
	Plazza AG, Class A	201	62,443
	PSP Swiss Property AG	7,189	767,999
	Rieter Holding AG	631	52,595
	Romande Energie Holding SA	39	43,619
	Schaffner Holding AG	178	47,829
	Schindler Holding AG	2,122	334,045
	Schweiter Technologies AG	283	189,594
#*Ω	Sensirion Holding AG	2,434	221,451
	SFS Group AG	4,462	403,492
	SGS SA	560	1,234,526
	SIG Group AG	55,429	1,065,516
	Sika AG	15,066	3,397,017
	Softwareone Holding AG	24,096	271,182
	Sonova Holding AG	6,095	1,440,636
	St Galler Kantonalbank AG	842	396,394
#	Stadler Rail AG	6,576	193,503
	Straumann Holding AG	7,160	681,427
	Sulzer AG	5,190	346,145
	Swatch Group AG	4,924	1,106,469
	Swatch Group AG	8,720	364,310
	Swiss Life Holding AG	3,217	1,557,742
	Swiss Prime Site AG	18,534	1,495,563
	Swiss Re AG	26,418	1,962,455
*	Swiss Steel Holding AG	98,106	22,089
	Swisscom AG	5,450	2,691,151
	Swissquote Group Holding SA	2,319	274,688
	Temenos AG	15,765	938,944
	Thurgauer Kantonalbank	103	12,088
	TX Group AG	707	98,237
	u-blox Holding AG	556	56,926
#	UBS Group AG	148,325	2,352,341
	Valiant Holding AG	4,404	431,361
	Varia U.S. Properties AG	255	12,247
Ω	VAT Group AG	4,084	932,382
	Vaudoise Assurances Holding SA	285	113,916
	Vetropack Holding AG	3,434	109,800
#*	Von Roll Holding AG	5,887	4,707
	Vontobel Holding AG	7,839	441,106
	VP Bank AG, Class A	977	84,778
	VZ Holding AG	3,197	220,479
*	V-ZUG Holding AG	608	43,878
	Walliser Kantonalbank	547	58,732
	Warteck Invest AG	23	50,546
	Ypsomed Holding AG	528	84,920
	Zehnder Group AG	2,871	154,613
	Zug Estates Holding AG, Class B	58	96,724
	Zuger Kantonalbank AG	29	213,635

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#*	Zur Rose Group AG	425	$11,482
	Zurich Insurance Group AG	8,538	3,638,673

TOTAL SWITZERLAND			71,962,079

UNITED KINGDOM — (10.5%)
	3i Group PLC	135,321	1,802,254
	4imprint Group PLC	6,011	239,684
	Abrdn Plc	395,659	720,961
*	accesso Technology Group PLC	4,676	33,267
	Admiral Group PLC	20,872	482,678
	Advanced Medical Solutions Group PLC	6,015	18,831
	AG Barr PLC	15,984	82,369
	Airtel Africa PLC	207,202	268,203
	AJ Bell PLC	70,399	261,843
Ω	Alfa Financial Software Holdings PLC	17,672	30,610
	Alliance Pharma PLC	86,713	61,674
	Antofagasta PLC	41,328	556,912
*	AO World PLC	9,253	4,750
	Appreciate Group PLC	20,690	6,381
	Argentex Group PLC	13,996	18,793
*	Ascential PLC	60,077	132,322
	Ashmore Group PLC	65,852	155,945
	Ashtead Group PLC	40,624	2,116,227
*	ASOS PLC	12,032	77,476
	Associated British Foods PLC	24,575	380,895
*Ω	Aston Martin Lagonda Global Holdings PLC	58,215	70,351
Ω	Auto Trader Group PLC	132,392	792,468
	AVEVA Group PLC	7,015	251,054
	Aviva PLC	258,292	1,238,930
	Avon Protection PLC	5,053	60,193
	B&M European Value Retail SA	177,729	656,812
	Balfour Beatty PLC	148,690	509,442
	Bank of Georgia Group PLC	10,615	259,002
	Barclays PLC, Sponsored ADR	180,589	1,249,676
	Barclays PLC	190,826	324,261
	Barratt Developments PLC	190,199	820,345
	Beazley PLC	113,163	811,584
	Begbies Traynor Group PLC	24,378	36,175
	Bellway PLC	28,583	607,879
	Berkeley Group Holdings PLC	15,973	635,541
Ω	Biffa PLC	14,652	68,953
	Bloomsbury Publishing PLC	22,292	118,078
	Bodycote PLC	43,219	245,821
*	boohoo Group PLC	120,777	56,129
	BRAEMAR PLC	6,415	21,767
	Breedon Group PLC	172,757	103,628
	Britvic PLC	67,866	566,819
	Brooks Macdonald Group PLC	430	9,378
	BT Group PLC	1,494,683	2,227,422
	Bunzl PLC	24,017	782,606
	Burberry Group PLC	39,731	827,879
	Burford Capital Ltd.	34,386	277,988
	Bytes Technology Group PLC	48,389	199,272
*	Capita PLC	246,986	68,723
*	Capricorn Energy PLC	108,255	307,511
*	Card Factory PLC	111,232	60,660
*	Cazoo Group Ltd.	11,966	3,829
	Centamin PLC	332,631	338,151
	Central Asia Metals PLC	34,294	84,015

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	CentralNic Group PLC	10,824	$16,215
	Centrica PLC	1,548,758	1,360,911
	Chesnara PLC	27,424	83,682
	City of London Investment Group PLC	4,016	17,734
	Clarkson PLC	3,657	115,749
	Close Brothers Group PLC	38,529	434,071
	CLS Holdings PLC	1,132	1,858
Ω	CMC Markets PLC	27,616	77,732
	Coats Group PLC	290,877	201,799
	Coca-Cola HBC AG	13,883	303,251
	Compass Group PLC	75,450	1,589,109
	Computacenter PLC	18,532	384,524
Ω	ConvaTec Group PLC	130,605	326,803
*	Costain Group PLC	29,107	11,836
*Ω	Countryside Partnerships PLC	90,839	221,307
	Cranswick PLC	10,866	370,986
	Crest Nicholson Holdings PLC	125,701	291,371
	Croda International PLC	10,740	832,006
	Currys PLC	551,110	411,612
	CVS Group PLC	10,693	231,138
*	De La Rue PLC	30,988	33,372
	Dechra Pharmaceuticals PLC	6,285	188,941
*Ω	Deliveroo PLC	138,923	139,128
	Devro PLC	51,435	105,562
	DFS Furniture PLC	59,849	84,086
*	Dignity PLC	9,279	49,396
	Diploma PLC	19,188	545,762
	Direct Line Insurance Group PLC	235,594	544,325
	DiscoverIE Group PLC	11,680	99,778
	Domino’s Pizza Group PLC	65,706	169,934
	dotdigital group PLC	39,477	34,309
	Drax Group PLC	119,759	715,155
	DS Smith PLC	281,740	939,580
	Dunelm Group PLC	28,460	282,508
Ω	DWF Group PLC	55,152	44,889
*	easyJet PLC	36,375	144,834
	EKF Diagnostics Holdings PLC	36,792	18,508
*	Elementis PLC	141,142	149,209
	EMIS Group PLC	11,715	249,524
*	Ergomed PLC	2,670	37,520
*	Esken Ltd.	63,952	4,047
	Euromoney Institutional Investor PLC	17,979	298,573
	Experian PLC	70,921	2,261,334
*	FD Technologies PLC	1,061	16,316
	FDM Group Holdings PLC	19,916	143,697
#	Ferguson PLC	19,973	2,179,189
	Fevertree Drinks PLC	3,055	33,396
	Fintel PLC	1,843	3,597
	Firstgroup PLC	180,566	216,784
Ω	Forterra PLC	51,759	129,499
	Foxtons Group PLC	38,161	13,128
*	Frasers Group PLC	34,478	255,832
	Fresnillo PLC	19,579	163,691
*	Frontier Developments PLC	4,338	65,918
*Ω	Funding Circle Holdings PLC	25,584	14,347
	Future PLC	10,059	140,973
	Galliford Try Holdings PLC	23,713	45,123
	Games Workshop Group PLC	7,484	549,354
	Gamma Communications PLC	10,673	130,670

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Genuit Group PLC	30,899	$90,300
	Gooch & Housego PLC	3,221	17,813
	Grafton Group PLC	52,010	411,776
	Grainger PLC	170,399	443,053
*	Greencore Group PLC	111,256	85,658
	Greggs PLC	27,506	637,628
*	Griffin Mining Ltd.	19,064	17,407
*Ω	Gym Group PLC	18,544	24,579
	H&T Group PLC	5,751	28,122
	Halfords Group PLC	56,734	114,545
	Halma PLC	16,808	407,582
	Harbour Energy PLC	43,984	190,883
	Hargreaves Lansdown PLC	56,068	490,012
	Harworth Group PLC	20,417	24,252
	Hays PLC	246,730	311,079
	Headlam Group PLC	17,304	47,781
	Helical PLC	31,554	119,368
*	Helios Towers PLC	157,264	225,956
	Henry Boot PLC	23,100	63,281
	Hill & Smith Holdings PLC	11,986	135,489
	Hilton Food Group PLC	16,062	112,568
	Hiscox Ltd.	53,110	547,122
	Hochschild Mining PLC	81,816	49,991
	Hollywood Bowl Group PLC	37,277	85,409
	HomeServe PLC	75,411	1,026,388
*Ω	Hostelworld Group PLC	14,765	15,219
	Howden Joinery Group PLC	126,263	743,764
#	HSBC Holdings PLC, Sponsored ADR	160,754	4,165,136
	Hunting PLC	41,131	125,959
*	Hyve Group PLC	40,610	24,922
Ω	Ibstock PLC	88,680	158,101
	IDOX PLC	36,520	25,581
	IG Group Holdings PLC	81,599	744,285
	IMI PLC	55,855	786,825
	Impax Asset Management Group PLC	11,768	90,272
	Inchcape PLC	94,693	807,816
	Indivior PLC	42,059	796,678
	Informa PLC	99,345	633,020
	IntegraFin Holdings PLC	40,607	117,148
#	InterContinental Hotels Group PLC, ADR	6,252	342,850
	InterContinental Hotels Group PLC	4,909	263,763
	Intermediate Capital Group PLC	33,267	405,088
	International Distributions Services PLC	210,666	487,350
	International Personal Finance PLC	63,650	56,809
	Intertek Group PLC	14,874	623,116
	Investec PLC	142,732	715,329
	iomart Group PLC	19,352	29,932
	IP Group PLC	217,849	146,813
*	IQE PLC	135,862	65,208
	ITV PLC	867,832	668,193
*	IWG PLC	191,457	289,396
	J Sainsbury PLC	401,749	895,536
*	James Fisher & Sons PLC	11,386	33,935
	James Halstead PLC	26,077	56,716
	JD Sports Fashion PLC	364,591	407,405
*	JET2 PLC	14,636	142,739
*	John Wood Group PLC	114,606	184,271
	Johnson Matthey PLC	37,464	831,608
	Johnson Service Group PLC	88,685	94,028

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	JTC PLC	4,260	$34,276
	Jupiter Fund Management PLC	230,095	273,757
*Ω	Just Eat Takeaway.com NV	13,697	234,947
	Just Group PLC	300,655	199,705
	Kainos Group PLC	19,117	271,437
	Keller Group PLC	20,981	150,985
*	Kier Group PLC	83,241	57,043
*	Kin & Carta PLC	20,775	51,339
	Kingfisher PLC	395,015	992,448
	Lancashire Holdings Ltd.	52,020	295,221
	Legal & General Group PLC	457,399	1,223,661
*	Liberty Global PLC, Class A	707	11,920
*	Liberty Global PLC, Class C	4,143	73,165
	Liontrust Asset Management PLC	8,394	82,212
	Lloyds Banking Group PLC	3,112,345	1,494,757
	Lloyds Banking Group PLC, ADR	255,098	487,237
	London Stock Exchange Group PLC	7,726	669,729
	Lookers PLC	75,313	68,887
	LSL Property Services PLC	22,137	58,202
Ω	Luceco PLC	23,776	21,359
	M&G PLC	406,035	815,978
	Macfarlane Group PLC	21,157	23,590
	Man Group PLC	357,987	890,531
*	Marks & Spencer Group PLC	447,197	541,589
	Marshalls PLC	13,299	38,481
	Me Group International PLC	91,911	97,722
	Mears Group PLC	28,866	62,734
	Medica Group PLC	4,556	6,641
	Melrose Industries PLC	629,426	844,301
*	Metro Bank PLC	28,971	23,527
	Micro Focus International PLC	35,988	214,581
	Midwich Group PLC	5,324	30,740
	MJ Gleeson PLC	8,904	38,051
	Mondi PLC	50,869	853,504
	Moneysupermarket.com Group PLC	127,626	268,461
	Morgan Advanced Materials PLC	65,646	184,977
	Morgan Sindall Group PLC	10,265	181,127
	Mortgage Advice Bureau Holdings Ltd.	3,625	26,816
*	Motorpoint group PLC	15,378	25,518
	Mountview Estates PLC	2	260
*	N Brown Group PLC	54,752	12,821
*	National Express Group PLC	144,273	279,675
	National Grid PLC	6,869	74,839
#	National Grid PLC, Sponsored ADR	17,742	969,095
	NatWest Group PLC	332,384	895,210
#	NatWest Group PLC, Sponsored ADR	13,868	75,166
	NCC Group PLC	28,823	65,915
*Ω	Network International Holdings PLC	4,945	18,518
	Next Fifteen Communications Group PLC	18,081	181,866
	Next PLC	10,782	608,963
	Ninety One PLC	106,231	247,081
*	NIOX GROUP PLC	29,532	12,941
	Norcros PLC	20,097	41,419
	Numis Corp. PLC	16,969	35,206
*	Ocado Group PLC	10,882	58,995
	OSB Group PLC	97,156	463,003
	Oxford Instruments PLC	8,305	181,643
	Pagegroup PLC	79,979	385,768
	Pan African Resources PLC	399,636	77,385

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Paragon Banking Group PLC	68,444	$334,864
*	Parkmead Group PLC	14,605	8,806
	PayPoint PLC	17,162	114,007
	Pearson PLC	99,485	1,099,619
	Pearson PLC, Sponsored ADR	33,717	374,933
*	Pendragon PLC	281,205	87,903
	Pennon Group PLC	41,086	394,821
	Persimmon PLC	49,651	742,971
*	Petra Diamonds Ltd.	33,481	43,855
*	Petrofac Ltd.	84,491	104,358
	Pets at Home Group PLC	100,508	332,322
*	Pharos Energy PLC	70,803	21,511
	Phoenix Group Holdings PLC	107,034	666,177
	Phoenix Spree Deutschland Ltd.	6,073	18,396
	Plus500 Ltd.	23,923	494,914
	Polar Capital Holdings PLC	17,335	83,725
	Porvair PLC	6,060	37,527
	PPHE Hotel Group Ltd.	2,064	29,877
	Premier Foods PLC	291,640	346,682
	Provident Financial PLC	51,481	96,500
#	Prudential PLC, ADR	35,975	676,330
	Prudential PLC	14,561	135,267
*	PureTech Health PLC	36,657	97,324
	PZ Cussons PLC	39,184	89,846
Ω	Quilter PLC	250,345	277,491
	Rathbones Group PLC	12,413	266,797
*††	Raven Property Group Ltd.	60,364	0
	Reach PLC	84,124	88,973
	Record PLC	16,493	14,197
	Redde Northgate PLC	65,504	250,522
	Redrow PLC	75,100	361,381
	RELX PLC, Sponsored ADR	52,264	1,409,028
	RELX PLC	22,194	596,602
	Renew Holdings PLC	4,677	32,951
*	Renewi PLC	22,215	134,585
	Renishaw PLC	4,837	194,093
*	Renold PLC	42,813	10,617
	Rentokil Initial PLC	142,147	887,012
	Rhi Magnesita NV	3,146	67,012
	RHI Magnesita NV	6,202	131,829
	Rightmove PLC	86,585	487,577
	Rio Tinto PLC	59,752	3,122,736
#	Rio Tinto PLC, Sponsored ADR	62,597	3,339,550
	Robert Walters PLC	12,249	70,307
*	Rolls-Royce Holdings PLC	478,334	429,000
	Rotork PLC	125,868	368,929
	RPS Group PLC	58,122	147,532
	RS GROUP PLC	86,838	955,515
	RWS Holdings PLC	19,687	69,215
	S&U PLC	934	23,191
Ω	Sabre Insurance Group PLC	20,278	20,898
*	Saga PLC	26,877	26,631
	Sage Group PLC	82,207	685,173
*	Savannah Energy PLC	40,848	12,837
	Savills PLC	32,429	306,389
	Schroders PLC	77,850	349,547
	ScS Group PLC	2,043	3,471
	Senior PLC	76,307	113,832
	Severfield PLC	56,602	31,834

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Severn Trent PLC	16,944	$486,288
*	SIG PLC	149,857	53,619
	Sirius Real Estate Ltd.	156,441	126,567
	Smart Metering Systems PLC	15,309	128,432
#	Smith & Nephew PLC, Sponsored ADR	18,735	451,326
	Smith & Nephew PLC	16,830	198,878
	Smiths Group PLC	58,309	1,044,462
	Smiths News PLC	21,046	8,747
	Softcat PLC	29,452	378,412
*	SolGold PLC	53,128	9,722
	Spectris PLC	8,435	292,348
	Speedy Hire PLC	139,589	61,863
	Spirax-Sarco Engineering PLC	5,040	621,097
	Spirent Communications PLC	108,335	321,581
	SSE PLC	153,781	2,748,201
*	SSP Group PLC	132,765	308,710
	St. James’s Place PLC	59,311	724,279
*	Staffline Group PLC	8,448	3,590
	Standard Chartered PLC	221,197	1,321,594
	SThree PLC	31,635	134,723
#	Strix Group PLC	22,194	27,477
††	Studio Retail Group PLC	18,658	9,229
	STV Group PLC	5,073	15,354
*	Superdry PLC	9,884	12,471
	Synthomer PLC	70,622	91,364
	Tate & Lyle PLC	87,723	704,874
	Tatton Asset Management PLC	2,837	11,519
	Taylor Wimpey PLC	651,720	700,682
	TBC Bank Group PLC	9,175	198,110
	TClarke PLC	6,189	8,638
	Telecom Plus PLC	14,570	354,199
	Tesco PLC	592,553	1,463,535
Ω	TI Fluid Systems PLC	49,175	78,083
	Topps Tiles PLC	31,329	13,776
	TP ICAP Group PLC	178,790	377,069
	Travis Perkins PLC	74,802	705,012
*	Tremor International Ltd.	1,896	7,429
	TT Electronics PLC	56,108	86,801
	Tyman PLC	24,959	54,920
#	Unilever PLC, Sponsored ADR	101,675	4,627,229
	Unilever PLC	7,125	324,587
	United Utilities Group PLC	43,723	471,167
*	Verici Dx PLC	736	118
	Vertu Motors PLC	95,932	50,391
	Vesuvius PLC	51,019	198,201
	Victrex PLC	10,220	194,106
	VIDENDUM PLC	7,382	108,732
	Virgin Money UK PLC	328,136	511,426
	Vistry Group PLC	59,582	412,276
	Vodafone Group PLC	1,729,153	2,018,616
	Volex PLC	16,823	47,697
	Volution Group PLC	30,936	109,505
	Vp PLC	2,866	23,468
*Ω	Watches of Switzerland Group PLC	36,667	326,946
	Watkin Jones PLC	35,437	37,951
	Weir Group PLC	24,209	421,813
*	WH Smith PLC	29,451	398,159
	Whitbread PLC	27,241	801,760
	Wickes Group PLC	62,720	91,323

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Wilmington PLC	1,608	$5,353
	Wincanton PLC	30,464	115,460
*	Wise PLC, Class A	5,836	44,452
*Ω	Wizz Air Holdings PLC	728	14,271
#	WPP PLC, Sponsored ADR	2,537	111,628
	WPP PLC	75,071	660,636
*	Xaar PLC	15,586	30,494
	XP Power Ltd.	1,056	21,236
	XPS Pensions Group PLC	14,341	19,540
	Zotefoams PLC	1,696	5,742

TOTAL UNITED KINGDOM			127,228,730

UNITED STATES — (0.0%)
#	ADTRAN Holdings, Inc.	12,233	276,989
*	GXO Logistics, Inc.	365	13,341
*	Noble Corp. PLC	6,482	230,397
#	VAALCO Energy, Inc.	9,984	51,419

TOTAL UNITED STATES			572,146

TOTAL COMMON STOCKS			1,130,193,193

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG	4,660	343,646
	Draegerwerk AG & Co. KGaA	2,600	104,617
	Fuchs Petrolub SE	16,167	463,007
	Henkel AG & Co. KGaA	11,228	707,348
	Jungheinrich AG	13,726	341,106
	Porsche Automobil Holding SE	13,278	741,871
	Sixt SE	4,468	260,240
	STO SE & Co. KGaA	686	88,363
	Volkswagen AG	19,283	2,468,250

TOTAL GERMANY			5,518,448

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Arafura Resources Ltd. Warrants 2/25/24	13,284	450
*	Decmil Group Ltd. Warrants 09/06/23	295	0
*	Magellan Financial Group Ltd. Warrants 04/16/27	2,004	398

TOTAL AUSTRALIA			848

AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG Rights 07/26/22	10,722	0
*	S Immo AG 8/11/23	8,446	0

HONG KONG — (0.0%)
*	MECOM Power & Construction Ltd. Warrants 05/16/23	7,700	76

ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/30	1,055	0

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants 04/16/23	155,491	$0

TOTAL RIGHTS/WARRANTS			924

TOTAL INVESTMENT SECURITIES (Cost $1,192,021,516)			1,135,712,565

			Value†
SECURITIES LENDING COLLATERAL — (6.3%)
@§	The DFA Short Term Investment Fund	6,624,251	76,582,968

TOTAL INVESTMENTS — (100.0%) (Cost $1,268,632,768)			$1,212,295,533

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$860,564	$72,604,091	$6,152		$73,470,807
Austria	17,526	7,646,975	—		7,664,501
Belgium	176,508	12,697,187	—		12,873,695
Canada	138,838,566	322,693	—		139,161,259
China	131,642	642,877	—		774,519
Denmark	—	19,492,747	—		19,492,747
Finland	545,934	20,371,335	—		20,917,269
France	5,317	88,113,628	1,081		88,120,026
Germany	1,758,907	75,415,957	—		77,174,864
Hong Kong	—	25,564,881	20,878		25,585,759
Ireland	4,637,053	5,467,426	—		10,104,479
Israel	361,738	13,988,887	—		14,350,625
Italy	328,889	32,954,546	—		33,283,435
Japan	587,182	260,284,679	—		260,871,861
Netherlands	8,711,162	32,342,369	—		41,053,531
New Zealand	—	4,859,060	—		4,859,060
Norway	31,984	12,231,849	—		12,263,833
Portugal	—	4,643,024	—		4,643,024
Singapore	—	14,148,174	9,644		14,157,818
Spain	412,886	32,867,577	—		33,280,463
Sweden	91,721	36,234,942	—		36,326,663
Switzerland	6,456,399	65,505,680	—		71,962,079
United Kingdom	18,883,691	108,335,810	9,229		127,228,730
United States	295,157	276,989	—		572,146
Preferred Stocks
Germany	—	5,518,448	—		5,518,448
Rights/Warrants
Australia	—	848	—		848
Hong Kong	—	76	—		76
Securities Lending Collateral	—	76,582,968	—		76,582,968

TOTAL	$183,132,826	$1,029,115,723	$46,984	^	$1,212,295,533

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (96.8%)
BRAZIL — (3.9%)
	AES Brasil Energia SA	73,624	$141,105
	Aliansce Sonae Shopping Centers SA	45,800	192,669
*	Alliar Medicos A Frente SA	18,837	77,274
	Alper Consultoria e Corretora de Seguros SA	5,400	29,522
	Alupar Investimento SA	55,339	302,862
	Ambipar Participacoes e Empreendimentos S/A	10,600	64,168
	Americanas SA	190,756	573,874
*	Anima Holding SA	123,723	164,070
	Arezzo Industria e Comercio SA	13,770	278,572
	Atacadao SA	98,097	369,561
	Auren Energia SA	98,686	285,044
	B3 SA - Brasil Bolsa Balcao	538,022	1,566,518
	Banco Bradesco SA	161,804	521,231
	Banco BTG Pactual SA	100,764	564,536
	Banco do Brasil SA	101,674	728,675
	Banco Santander Brasil SA	77,938	449,326
	BB Seguridade Participacoes SA	90,895	522,442
	Bemobi Mobile Tech SA	29,600	95,697
	Boa Vista Servicos SA	63,600	77,569
	BR Malls Participacoes SA	288,537	566,964
	BR Properties SA	68,900	82,832
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	24,270	141,236
#	Braskem SA, Sponsored ADR, Class A	23,028	297,752
*	BRF SA	232,634	565,654
*	C&A MODAS SA	26,264	15,355
	Camil Alimentos SA	65,153	128,780
	CCR SA	486,227	1,219,921
	Centrais Eletricas Brasileiras SA	102,501	988,597
	Cia Brasileira de Distribuicao	78,233	333,954
	Cia de Saneamento Basico do Estado de Sao Paulo	50,436	586,817
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	15,067	174,175
	Cia de Saneamento de Minas Gerais-COPASA	67,860	201,787
	Cia de Saneamento do Parana	101,409	375,756
	Cia de Saneamento do Parana	86,400	59,044
	Cia Energetica de Minas Gerais	68,848	230,450
	Cia Paranaense de Energia	51,300	69,618
	Cia Paranaense de Energia	14,600	103,985
#	Cia Siderurgica Nacional SA, Sponsored ADR	226,512	545,894
	Cia Siderurgica Nacional SA	7,000	16,641
	Cielo SA	657,697	757,583
*	Cogna Educacao	966,055	615,298
*	Construtora Tenda SA	36,123	42,588
	Cosan SA	127,034	414,634
	CPFL Energia SA	42,500	291,424
	Cruzeiro do Sul Educacional SA	76,700	86,121
	CSU Digital SA	18,600	53,652
	Cury Construtora e Incorporadora SA	30,811	74,321
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	154,378	555,886
	Dexco SA	222,047	416,540
	Diagnosticos da America SA	21,100	81,818
	Dimed SA Distribuidora da Medicamentos	31,300	75,743
	Direcional Engenharia SA	35,296	116,913
*	Dommo Energia SA	82,200	29,121
*	EcoRodovias Infraestrutura e Logistica SA	116,887	123,099
	EDP - Energias do Brasil SA	103,212	460,962
*	Embraer SA	286,633	762,986
*	Empreendimentos Pague Menos SA	45,200	54,252

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Energisa SA	69,555	$652,932
	Engie Brasil Energia SA	40,511	315,430
	Equatorial Energia SA	238,119	1,384,322
	Eternit SA	33,900	73,700
	Even Construtora e Incorporadora SA	50,000	63,885
	Ez Tec Empreendimentos e Participacoes SA	58,500	235,903
	Fleury SA	72,460	260,915
	Fras-Le SA	12,844	34,736
	Gerdau SA, Sponsored ADR	172,595	859,523
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	59,605	55,388
Ω	GPS Participacoes e Empreendimentos SA	37,660	100,757
	Grendene SA	75,736	106,445
*	Grupo Mateus SA	134,901	190,647
	Grupo SBF SA	35,900	131,632
	Guararapes Confeccoes SA	48,436	91,330
*	Hidrovias do Brasil SA	169,187	92,364
	Instituto Hermes Pardini SA	31,468	141,638
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	11,100	78,477
*	International Meal Co. Alimentacao SA, Class A	88,416	42,278
	Iochpe-Maxion SA	125,579	345,704
	Irani Papel e Embalagem SA	54,700	90,434
*	IRB Brasil Resseguros SA	186,698	33,975
	Itau Unibanco Holding SA	54,962	270,474
	Jalles Machado SA	41,200	55,513
	JBS SA	207,749	1,003,855
	JHSF Participacoes SA	181,166	257,431
	JSL SA	9,924	14,659
	Kepler Weber SA	32,916	165,042
	Klabin SA	400,200	1,675,022
	Light SA	109,719	120,647
	Localiza Rent a Car SA	113,566	1,550,852
	Localiza Rent a Car SA	348	4,752
*Ω	Locaweb Servicos de Internet SA	56,733	120,045
	LOG Commercial Properties e Participacoes SA	15,776	69,512
*	Log-in Logistica Intermodal SA	19,233	139,328
	Lojas Quero Quero SA	61,843	72,313
	Lojas Renner SA	61,463	367,671
	LPS Brasil Consultoria de Imoveis SA	15,500	8,432
	M Dias Branco SA	37,098	312,412
*	Magazine Luiza SA	214,835	185,909
	Mahle-Metal Leve SA	20,837	104,195
	Marcopolo SA	67,500	31,493
	Marfrig Global Foods SA	153,400	317,758
*	Marisa Lojas SA	72,476	29,044
	Melnick Even Desenvolvimento Imobiliario SA	29,600	24,297
	Mills Estruturas e Servicos de Engenharia SA	75,711	196,111
	Minerva SA	111,500	295,290
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	26,054	28,246
*	Moura Dubeux Engenharia SA	28,600	40,972
	Movida Participacoes SA	79,274	209,024
	MRV Engenharia e Participacoes SA	161,741	318,754
	Multiplan Empreendimentos Imobiliarios SA	81,600	416,412
	Natura & Co. Holding SA	199,022	576,010
	Neoenergia SA	58,349	187,399
	Odontoprev SA	85,945	137,765
*	Omega Energia SA	66,853	139,128
*	Orizon Valorizacao de Residuos SA	8,500	73,490
*	Petro Rio SA	136,400	934,507
	Petroreconcavo SA	59,459	360,979

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Porto Seguro SA	97,682	$439,479
	Portobello SA	34,800	79,429
	Positivo Tecnologia SA	42,900	101,571
	Qualicorp Consultoria e Corretora de Seguros SA	54,281	82,806
	Raia Drogasil SA	165,905	845,022
	Romi SA	38,297	122,702
	Rumo SA	100,558	431,003
	Santos Brasil Participacoes SA	95,888	168,925
	Sao Carlos Empreendimentos e Participacoes SA	8,500	45,252
	Sao Martinho SA	69,642	363,613
	Sendas Distribuidora SA, ADR	4,478	85,306
	Sendas Distribuidora SA	195,105	748,617
Ω	Ser Educacional SA	29,685	48,905
	SIMPAR SA	113,200	237,335
	Sinqia SA	5,600	22,224
	SLC Agricola SA	54,289	482,933
	Sul America SA	176,038	812,458
	Suzano SA	210,283	2,165,726
	Suzano SA, Sponsored ADR	597	6,142
	Tegma Gestao Logistica SA	11,988	51,707
	Telefonica Brasil SA	70,769	565,960
	Telefonica Brasil SA, ADR	10,963	87,594
	Terra Santa Propriedades Agricolas SA	6,315	36,578
	TIM SA	352,555	900,925
	TOTVS SA	95,358	612,152
	Transmissora Alianca de Energia Eletrica SA	118,153	919,286
	Trisul SA	36,300	33,450
	Tupy SA	40,100	229,320
	Ultrapar Participacoes SA	240,766	625,045
	Ultrapar Participacoes SA, Sponsored ADR	43,722	114,114
	Unipar Carbocloro SA	12,246	219,743
	Usinas Siderurgicas de Minas Gerais SA Usiminas	61,990	88,686
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	44,392	93,244
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	41,200	128,573
*	Via SA	495,449	300,214
	Vibra Energia SA	270,141	954,423
	Vivara Participacoes SA	16,800	87,195
	Vulcabras Azaleia SA	51,709	139,245
	WEG SA	125,908	981,817
	Wilson Sons Holdings Brasil SA	76,136	167,291
	Wiz Solucoes e Corretagem de Seguros SA	24,800	37,400
*	XP, Inc., BDR	4,505	82,767
	YDUQS Participacoes SA	155,961	487,010
	Zamp SA	109,000	162,060

TOTAL BRAZIL			50,315,273

CHILE — (0.6%)
	Aguas Andinas SA, Class A	905,121	190,928
	Banco de Chile, ADR	22,349	402,063
	Banco de Credito e Inversiones SA	7,686	214,154
#	Banco Santander Chile, ADR	21,118	304,733
	Banco Santander Chile	1,348,911	48,363
	Besalco SA	205,938	70,960
*	Camanchaca SA	88,516	4,460
	CAP SA	30,941	165,401
	Cencosud SA	429,166	576,946
	Cencosud Shopping SA	103,877	113,519
	Cia Sud Americana de Vapores SA	2,679,959	186,123

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Colbun SA	1,951,346	$191,507
	Embotelladora Andina SA, ADR, Class B	16,015	164,955
	Empresa Nacional de Telecomunicaciones SA	80,832	252,124
	Empresas CMPC SA	201,791	320,238
	Empresas COPEC SA	68,296	470,848
	Empresas Hites SA	72,367	6,840
	Enel Americas SA	1,668,211	165,294
	Enel Chile SA	4,485,399	157,861
*	Engie Energia Chile SA	131,429	77,297
	Falabella SA	66,049	129,000
	Forus SA	32,824	35,340
	Grupo Security SA	942,573	157,731
	Hortifrut SA	97,666	81,495
	Inversiones Aguas Metropolitanas SA	263,373	125,631
	Inversiones La Construccion SA	12,479	39,029
	Itau CorpBanca Chile SA	45,589,194	88,859
	Itau CorpBanca Chile SA, ADR	4,431	12,673
	Masisa SA	423,789	11,240
	Molibdenos y Metales SA	3,068	10,737
	Multiexport Foods SA	291,740	66,344
	Parque Arauco SA	159,932	136,280
	PAZ Corp. SA	82,712	28,091
	Plaza SA	56,599	49,024
	Ripley Corp. SA	445,297	73,140
	Salfacorp SA	283,212	79,591
	Sigdo Koppers SA	163,912	196,870
	SMU SA	1,043,308	106,165
	Sociedad Matriz SAAM SA	2,690,477	227,876
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	19,375	1,815,050
	Socovesa SA	166,772	19,022
	SONDA SA	271,865	95,714

TOTAL CHILE			7,669,516

CHINA — (23.8%)
	360 DigiTech, Inc., ADR	51,759	525,871
	360 Security Technology, Inc., Class A	59,900	58,193
*	361 Degrees International Ltd.	454,000	189,229
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	42,200	83,982
Ω	3SBio, Inc.	795,000	561,435
	5I5J Holding Group Co. Ltd., Class A	119,400	37,557
*††	A Metaverse Co.	70,000	1,017
#*	AAC Technologies Holdings, Inc.	485,500	889,329
Ω	AAG Energy Holdings Ltd.	331,860	50,362
	Accelink Technologies Co. Ltd., Class A	27,600	64,339
	ADAMA Ltd., Class A	24,500	28,657
	Addsino Co. Ltd., Class A	23,800	34,201
*	Advanced Technology & Materials Co. Ltd., Class A	41,100	45,177
	AECC Aero-Engine Control Co. Ltd., Class A	15,600	64,264
	Aerospace Hi-Tech Holdings Grp Ltd., Class A	26,500	31,054
	Agile Group Holdings Ltd.	760,749	144,695
*	Agora, Inc., ADR	29,510	82,333
	Agricultural Bank of China Ltd., Class H	5,709,000	1,629,538
	Aier Eye Hospital Group Co. Ltd., Class A	85,310	289,505
*	Air China Ltd., Class H	174,000	121,093
	Aisino Corp., Class A	32,500	50,179
	Ajisen China Holdings Ltd.	284,000	22,451
Ω	Ak Medical Holdings Ltd.	110,000	114,352
*	Alibaba Group Holding Ltd., Sponsored ADR	138,799	8,824,840
*	Alibaba Group Holding Ltd.	793,800	6,171,721

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Alibaba Health Information Technology Ltd.	360,000	$152,354
*	Alibaba Pictures Group Ltd.	6,890,000	254,660
#Ω	A-Living Smart City Services Co. Ltd.	474,500	269,259
	All Winner Technology Co. Ltd., Class A	14,250	38,194
	Allmed Medical Products Co. Ltd., Class A	22,700	38,511
*	Alpha Group, Class A	45,000	26,822
*	Amlogic Shanghai Co. Ltd., Class A	4,990	39,237
	Amoy Diagnostics Co. Ltd., Class A	16,840	54,139
	Angang Steel Co. Ltd., Class H	927,200	192,383
	Anhui Anke Biotechnology Group Co. Ltd., Class A	40,760	55,339
	Anhui Construction Engineering Group Co. Ltd., Class A	66,500	41,960
	Anhui Expressway Co. Ltd., Class H	148,000	94,591
	Anhui Guangxin Agrochemical Co. Ltd., Class A	26,545	107,918
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	22,360	104,602
	Anhui Huilong Agricultural Means of Production Co., Ltd., Class A	15,000	16,607
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	120,960	79,990
	Anhui Jinhe Industrial Co. Ltd., Class A	18,705	84,302
	Anhui Korrun Co. Ltd., Class A	2,400	4,506
*	Anhui Tatfook Technology Co. Ltd., Class A	23,100	26,471
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	12,400	15,406
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	56,200	56,661
	Anhui Xinhua Media Co. Ltd., Class A	27,300	17,258
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	26,800	53,886
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	862	26,345
	Anjoy Foods Group Co. Ltd., Class A	1,800	33,190
	Anker Innovations Technology Co. Ltd., Class A	5,200	38,589
	ANTA Sports Products Ltd.	226,600	1,992,180
*Ω	Antengene Corp. Ltd.	118,000	50,177
*	Anton Oilfield Services Group	1,610,000	58,462
	Aoshikang Technology Co. Ltd., Class A	9,800	34,518
*	Aotecar New Energy Technology Co., Ltd., Class A	57,600	19,859
*††	Aowei Holdings Ltd.	78,000	1,975
*††	Aoyuan Healthy Life Group Co. Ltd.	70,000	12,440
	Apeloa Pharmaceutical Co. Ltd., Class A	31,300	89,269
	APT Satellite Holdings Ltd.	234,000	55,134
*Ω	Archosaur Games, Inc.	61,000	17,540
*Ω	Ascletis Pharma, Inc.	156,000	45,860
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	19,800	69,096
Ω	AsiaInfo Technologies Ltd.	91,600	109,443
	Asymchem Laboratories Tianjin Co. Ltd., Class A	4,400	85,893
	Autel Intelligent Technology Corp. Ltd., Class A	9,508	51,844
	Autobio Diagnostics Co. Ltd., Class A	13,310	135,934
	Avary Holding Shenzhen Co. Ltd., Class A	30,200	123,404
	AVIC Industry-Finance Holdings Co. Ltd., Class A	97,000	40,328
	AviChina Industry & Technology Co. Ltd., Class H	1,348,000	590,386
	AVICOPTER PLC, Class A	6,300	37,974
	Bafang Electric Suzhou Co. Ltd., Class A	3,300	52,709
Ω	BAIC Motor Corp. Ltd., Class H	1,137,500	252,007
*	Baidu, Inc., Sponsored ADR	14,729	1,127,800
*	Baidu, Inc., Class A	107,800	1,033,478
Ω	BAIOO Family Interactive Ltd.	594,000	28,022
	Bank of Beijing Co. Ltd., Class A	130,600	72,335
	Bank of Changsha Co. Ltd., Class A	82,696	73,048
	Bank of Chengdu Co. Ltd., Class A	67,800	126,648
	Bank of China Ltd., Class H	17,477,356	5,629,057
	Bank of Chongqing Co. Ltd., Class H	329,000	149,244
	Bank of Communications Co. Ltd., Class H	1,926,580	940,015
	Bank of Guiyang Co. Ltd., Class A	110,617	79,013
	Bank of Hangzhou Co. Ltd., Class A	68,800	114,149

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Bank of Jiangsu Co. Ltd., Class A	200,220	$190,026
	Bank of Nanjing Co. Ltd., Class A	176,400	249,756
	Bank of Ningbo Co. Ltd., Class A	99,358	324,287
	Bank of Shanghai Co. Ltd., Class A	164,800	126,100
	Bank of Suzhou Co. Ltd., Class A	94,050	88,587
*	Bank of Tianjin Co. Ltd., Class H	45,000	11,413
*Ω	Bank of Zhengzhou Co. Ltd., Class H	85,910	11,719
	Baoshan Iron & Steel Co. Ltd., Class A	371,500	245,310
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	31,000	24,134
*	Baoye Group Co. Ltd., Class H	98,000	49,960
*	Baozun, Inc., Sponsored ADR	15,148	59,683
*	Baozun, Inc., Class A	21,500	28,293
	Bear Electric Appliance Co. Ltd., Class A	5,300	41,623
	Befar Group Co. Ltd., Class A	29,100	19,999
	Beibuwan Port Co. Ltd., Class A	64,100	62,268
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	19,000	21,133
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	9,230	65,792
	Beijing Capital Development Co. Ltd., Class A	84,000	58,731
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	232,810	88,126
*	Beijing Capital International Airport Co. Ltd., Class H	902,000	488,464
	Beijing Career International Co. Ltd., Class A	10,300	45,465
	Beijing Certificate Authority Co. Ltd., Class A	5,850	22,155
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	18,750	28,783
*	Beijing Compass Technology Development Co. Ltd., Class A	6,300	38,348
	Beijing Ctrowell Technology Corp. Ltd., Class A	17,000	19,382
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	48,088	60,471
	Beijing Easpring Material Technology Co. Ltd., Class A	6,900	56,061
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	23,700	53,390
#*	Beijing Energy International Holding Co. Ltd.	1,888,000	43,822
	Beijing Enlight Media Co. Ltd., Class A	45,600	42,116
	Beijing Enterprises Water Group Ltd.	2,286,000	480,284
	Beijing Forever Technology Co. Ltd., Class A	12,200	15,385
	Beijing Funshine Culture Media Co. Ltd., Class A	3,800	21,178
*††	Beijing Gas Blue Sky Holdings Ltd.	2,280,000	20,016
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	40,356	51,751
	Beijing Haixin Energy Technology Co. Ltd., Class A	94,100	51,648
*	Beijing Hezong Science & Technology Co. Ltd., Class A	28,000	19,924
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	1,105	40,145
*	Beijing Jetsen Technology Co. Ltd., Class A	116,600	70,469
	Beijing Jingyuntong Technology Co. Ltd., Class A	21,000	20,752
	Beijing Kingsoft Office Software, Inc., Class A	698	27,882
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	3,700	12,601
	Beijing New Building Materials PLC, Class A	23,254	63,310
	Beijing North Star Co. Ltd., Class H	420,000	39,647
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	90,100	25,061
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	44,600	53,456
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	27,903	93,909
	Beijing Originwater Technology Co. Ltd., Class A	26,767	17,281
*	Beijing Philisense Technology Co. Ltd., Class A	37,600	19,324
	Beijing Roborock Technology Co. Ltd., Class A	1,861	60,155
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	4,400	9,915
	Beijing Shiji Information Technology Co. Ltd., Class A	13,076	22,702
	Beijing Shougang Co. Ltd., Class A	86,200	40,363
	Beijing Sinnet Technology Co. Ltd., Class A	47,600	56,556
	Beijing SL Pharmaceutical Co. Ltd., Class A	37,800	43,130
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	52,100	37,077
	Beijing Strong Biotechnologies, Inc., Class A	18,900	46,239
	Beijing SuperMap Software Co. Ltd., Class A	12,757	33,110

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Beijing Thunisoft Corp. Ltd., Class A	23,000	$22,340
	Beijing Tiantan Biological Products Corp. Ltd., Class A	13,104	37,267
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	143,000	159,884
	Beijing Ultrapower Software Co. Ltd., Class A	78,400	46,969
	Beijing United Information Technology Co. Ltd., Class A	3,770	64,136
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	125,000	24,384
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	6,960	119,731
*	Beijing Watertek Information Technology Co. Ltd., Class A	55,100	23,927
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	2,000	31,404
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	34,040	59,979
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	289,300	177,026
	Beken Corp., Class A	3,600	12,977
	Bengang Steel Plates Co., Ltd., Class A	100,200	38,837
*	Berry Genomics Co. Ltd., Class A	7,300	12,691
	Best Pacific International Holdings Ltd., Class H	134,000	19,098
	Bestsun Energy Co. Ltd., Class A	40,000	22,978
	Bethel Automotive Safety Systems Co. Ltd., Class A	2,605	31,159
	Betta Pharmaceuticals Co. Ltd., Class A	5,000	31,294
	Better Life Commercial Chain Share Co. Ltd., Class A	30,900	20,879
	Biem.L.Fdlkk Garment Co. Ltd., Class A	22,100	66,283
	BII Railway Transportation Technology Holdings Co. Ltd.	272,000	9,372
*	Bilibili, Inc., Class Z	6,460	57,568
	Black Peony Group Co. Ltd., Class A	31,440	31,054
Ω	Blue Moon Group Holdings Ltd.	124,500	73,454
*	Blue Sail Medical Co. Ltd., Class A	38,300	43,211
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	69,300	44,790
Ω	BOC Aviation Ltd.	90,700	606,958
	BOC International China Co. Ltd., Class A	16,200	23,491
*	Bohai Leasing Co. Ltd., Class A	260,400	78,484
	Bosideng International Holdings Ltd.	1,140,000	492,373
*	Boyaa Interactive International Ltd.	202,000	8,371
	Bright Dairy & Food Co. Ltd., Class A	43,569	56,546
	Bright Real Estate Group Co. Ltd., Class A	53,200	14,760
	BrightGene Bio-Medical Technology Co. Ltd., Class A	8,539	24,767
*††	Brilliance China Automotive Holdings Ltd.	1,238,000	533,073
	B-Soft Co. Ltd., Class A	49,800	57,166
	BTG Hotels Group Co. Ltd., Class A	24,700	73,592
#*	Burning Rock Biotech Ltd., ADR	20,849	42,949
	BYD Co. Ltd., Class H	105,500	2,363,530
	BYD Electronic International Co. Ltd.	349,500	1,015,641
	By-health Co. Ltd., Class A	29,500	70,944
	C C Land Holdings Ltd.	726,187	174,774
#	C&D International Investment Group Ltd.	206,422	320,307
	C&D Property Management Group Co. Ltd.	166,000	61,963
	C&S Paper Co. Ltd., Class A	39,900	51,280
	Cabbeen Fashion Ltd.	119,000	18,196
	Caitong Securities Co. Ltd., Class A	81,250	79,759
	Camel Group Co. Ltd., Class A	43,600	51,028
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	59,800	37,759
	Canny Elevator Co. Ltd., Class A	25,500	23,191
#Ω	CanSino Biologics, Inc., Class H	63,800	593,169
*	Capital Environment Holdings Ltd.	2,326,000	38,532
	Carrianna Group Holdings Co. Ltd.	248,000	12,965
	Castech, Inc., Class A	11,300	23,474
#Ω	Cathay Media & Education Group, Inc.	218,000	29,203
	CCS Supply Chain Management Co. Ltd., Class A	11,513	8,443
††	CECEP COSTIN New Materials Group Ltd.	186,000	2,666
	CECEP Solar Energy Co. Ltd., Class A	103,345	96,077

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	49,200	$14,647
	CECEP Wind-Power Corp., Class A	115,000	67,609
	Central China Management Co. Ltd.	432,194	29,791
	Central China New Life Ltd.	213,000	60,372
#	Central China Real Estate Ltd.	823,870	21,600
	Central China Securities Co. Ltd., Class H	454,000	54,932
	CETC Digital Technology Co. Ltd., Class A	15,600	45,125
	CGN Nuclear Technology Development Co. Ltd., Class A	30,000	30,162
Ω	CGN Power Co. Ltd., Class H	1,832,000	371,104
	Chacha Food Co. Ltd., Class A	12,500	75,891
	Changchun Faway Automobile Components Co. Ltd., Class A	26,300	30,656
	Changjiang Securities Co. Ltd., Class A	52,700	37,732
	Changzhou Tronly New Electronic Materials Co. Ltd., Class A	7,900	8,746
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	3,100	52,076
*	Chanjet Information Technology Co. Ltd., Class H	10,500	4,234
	Chaowei Power Holdings Ltd.	317,000	62,196
	Chaozhou Three-Circle Group Co. Ltd., Class A	24,100	93,845
*	ChemPartner PharmaTech Co. Ltd., Class A	12,100	16,524
*	Chen Lin Education Group Holdings Ltd.	92,000	23,569
*	Cheng De Lolo Co. Ltd., Class A	45,500	46,858
	Chengdu ALD Aviation Manufacturing Corp., Class A	11,660	44,460
	Chengdu CORPRO Technology Co. Ltd., Class A	5,900	23,998
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	19,540	31,880
	Chengdu Galaxy Magnets Co. Ltd., Class A	14,700	30,705
	Chengdu Hongqi Chain Co. Ltd., Class A	59,000	37,343
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	8,100	11,036
	Chengdu Kanghua Biological Products Co. Ltd., Class A	3,450	48,413
	Chengdu Leejun Industrial Co. Ltd., Class A	21,000	19,092
	Chengdu Tianjian Technology Co. Ltd., Class A	2,520	13,817
	Chengdu Wintrue Holding Co. Ltd., Class A	51,815	80,701
	Chengdu Xingrong Environment Co. Ltd., Class A	61,400	40,600
	Chengtun Mining Group Co. Ltd., Class A	95,200	72,482
	Chenguang Biotech Group Co., Ltd., Class A	15,800	35,151
	Chengxin Lithium Group Co. Ltd., Class A	17,400	103,545
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	25,900	67,085
	China Aerospace International Holdings Ltd.	970,000	42,598
#	China Aircraft Leasing Group Holdings Ltd.	157,000	65,334
	China Automotive Engineering Research Institute Co. Ltd., Class A	16,800	43,390
	China Baoan Group Co. Ltd., Class A	18,100	28,705
	China Bester Group Telecom Co. Ltd., Class A	4,800	6,915
	China BlueChemical Ltd., Class H	943,143	180,026
Ω	China Bohai Bank Co. Ltd., Class H	664,000	82,087
*	China Bright Culture Group	163,000	6,656
	China CAMC Engineering Co. Ltd., Class A	47,900	50,422
	China Chengtong Development Group Ltd.	1,142,000	15,604
	China CITIC Bank Corp. Ltd., Class H	2,102,000	792,365
	China Communications Services Corp. Ltd., Class H	1,300,800	362,968
*	China Conch Environment Protection Holdings Ltd.	959,500	282,904
	China Conch Venture Holdings Ltd.	570,000	840,691
	China Construction Bank Corp., Class H	22,487,990	11,934,112
	China CSSC Holdings Ltd., Class A	16,400	59,761
	China Datang Corp. Renewable Power Co. Ltd., Class H	690,000	186,247
	China Design Group Co. Ltd., Class A	22,240	23,460
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	1,018,000	115,563
*	China Dili Group	968,585	81,439
*	China Dongxiang Group Co. Ltd.	1,590,000	47,197
#Ω	China East Education Holdings Ltd.	336,500	105,984
*	China Eastern Airlines Corp. Ltd., ADR	1,469	24,239
#*	China Eastern Airlines Corp. Ltd., Class H	260,000	85,789

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Education Group Holdings Ltd.	602,000	$352,452
	China Electronics Huada Technology Co. Ltd.	270,000	21,318
#	China Electronics Optics Valley Union Holding Co. Ltd.	956,000	42,143
	China Energy Engineering Corp. Ltd.	493,027	154,707
#	China Energy Engineering Corp. Ltd., Class H	676,000	67,981
	China Everbright Bank Co. Ltd., Class H	927,000	239,680
	China Everbright Environment Group Ltd.	1,126,000	374,564
#Ω	China Everbright Greentech Ltd.	375,000	61,132
	China Everbright Ltd.	458,000	241,487
*	China Express Airlines Co. Ltd., Class A	36,700	53,280
Ω	China Feihe Ltd.	1,427,000	822,030
	China Film Co. Ltd., Class A	32,900	48,058
	China Foods Ltd.	574,000	146,278
	China Galaxy Securities Co. Ltd., Class H	1,279,500	479,118
	China Gas Holdings Ltd.	1,286,400	1,141,654
	China Glass Holdings Ltd.	386,000	30,986
	China Gold International Resources Corp. Ltd.	142,900	332,054
*	China Grand Automotive Services Group Co. Ltd., Class A	74,000	20,891
	China Great Wall Securities Co. Ltd., Class A	48,400	53,723
	China Greatwall Technology Group Co. Ltd., Class A	34,300	52,509
*	China Green Agriculture, Inc.	1,750	10,290
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	21,800	39,499
*	China Greenland Broad Greenstate Group Co. Ltd.	184,000	3,029
	China Hanking Holdings Ltd.	359,000	32,967
#	China Harmony Auto Holding Ltd.	428,500	48,545
	China Harzone Industry Corp. Ltd., Class A	39,300	37,328
*††	China High Precision Automation Group Ltd.	73,000	2,127
*	China High Speed Railway Technology Co. Ltd., Class A	99,600	30,659
*	China High Speed Transmission Equipment Group Co. Ltd.	240,000	97,529
	China Huirong Financial Holdings Ltd.	84,000	9,628
††	China Huiyuan Juice Group Ltd.	159,000	7,102
Ω	China International Capital Corp. Ltd., Class H	396,800	551,440
	China International Marine Containers Group Co. Ltd., Class H	496,350	315,945
	China Jinmao Holdings Group Ltd.	2,529,120	335,090
	China Jushi Co. Ltd., Class A	83,090	133,391
	China Kepei Education Group Ltd.	278,000	68,363
	China Kings Resources Group Co. Ltd., Class A	11,958	75,262
	China Lesso Group Holdings Ltd.	726,000	589,256
	China Life Insurance Co. Ltd., Class H	396,000	431,821
	China Lilang Ltd.	257,000	111,050
*Ω	China Literature Ltd.	187,400	505,579
*	China Longevity Group Co. Ltd.	30,000	982
	China Longyuan Power Group Corp. Ltd., Class H	549,000	627,326
*††	China Maple Leaf Educational Systems Ltd.	848,000	28,736
	China Medical System Holdings Ltd.	903,000	986,910
	China Meheco Co. Ltd., Class A	24,220	41,864
	China Meidong Auto Holdings Ltd.	220,000	288,943
	China Mengniu Dairy Co. Ltd.	557,000	1,783,040
	China Merchants Bank Co. Ltd., Class H	1,075,598	3,521,400
	China Merchants Energy Shipping Co. Ltd., Class A	36,000	34,522
	China Merchants Land Ltd.	652,000	45,729
	China Merchants Port Holdings Co. Ltd.	665,889	780,686
	China Merchants Property Operation & Service Co. Ltd., Class A	19,000	35,072
Ω	China Merchants Securities Co. Ltd., Class H	135,740	125,872
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	54,900	98,974
*††	China Metal Recycling Holdings Ltd.	130,581	0
*Ω	China Metal Resources Utilization Ltd.	312,000	3,979
#	China Minsheng Banking Corp. Ltd., Class H	1,029,020	298,853
#	China Modern Dairy Holdings Ltd.	1,739,000	177,025

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China National Accord Medicines Corp. Ltd., Class A	14,000	$60,621
	China National Chemical Engineering Co. Ltd., Class A	83,900	81,498
	China National Medicines Corp. Ltd., Class A	26,200	94,130
Ω	China New Higher Education Group Ltd.	557,000	127,740
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	55,800	34,214
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	57,710	192,231
*	China Nuclear Energy Technology Corp. Ltd.	418,000	24,189
*	China Oil & Gas Group Ltd.	2,890,000	90,241
	China Oilfield Services Ltd., Class H	524,000	589,877
	China Oriental Group Co. Ltd.	630,000	87,455
	China Overseas Grand Oceans Group Ltd.	1,169,121	330,278
	China Overseas Land & Investment Ltd.	1,248,500	2,385,782
	China Overseas Property Holdings Ltd.	537,000	337,970
	China Pacific Insurance Group Co. Ltd., Class H	783,800	1,263,480
	China Pioneer Pharma Holdings Ltd.	119,000	29,272
*††	China Properties Group Ltd.	128,000	1,269
	China Publishing & Media Co. Ltd., Class A	48,000	27,738
	China Railway Group Ltd., Class H	1,198,000	520,908
	China Railway Hi-tech Industry Co. Ltd., Class A	17,400	17,709
Ω	China Railway Signal & Communication Corp. Ltd., Class H	578,000	164,744
	China Railway Tielong Container Logistics Co. Ltd., Class A	51,400	36,604
*	China Rare Earth Holdings Ltd.	717,200	35,190
*	China Rare Earth Resources & Technology Co. Ltd., Class A	11,200	44,353
	China Reinsurance Group Corp., Class H	2,691,000	142,264
#Ω	China Renaissance Holdings Ltd.	105,600	80,059
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	25,041	61,666
	China Resources Gas Group Ltd.	382,000	978,367
	China Resources Land Ltd.	1,004,222	3,141,993
	China Resources Microelectronics Ltd., Class A	8,168	56,796
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	11,381	85,124
	China Risun Group Ltd.	881,000	310,794
	China Sanjiang Fine Chemicals Co. Ltd.	448,000	77,623
	China SCE Group Holdings Ltd.	233,600	12,067
	China Science Publishing & Media Ltd., Class A	13,800	14,077
#*	China Shanshui Cement Group Ltd.	412,000	89,395
*Ω	China Shengmu Organic Milk Ltd.	1,117,000	36,957
	China Shineway Pharmaceutical Group Ltd.	164,000	98,557
#	China Shuifa Singyes Energy Holdings Ltd.	224,000	21,996
*	China Silver Group Ltd.	722,000	23,908
#*	China South City Holdings Ltd.	2,314,000	110,464
	China South Publishing & Media Group Co. Ltd., Class A	48,000	62,786
*	China Southern Airlines Co. Ltd., Class H	240,000	123,898
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd., Class A	28,700	22,681
	China Starch Holdings Ltd.	2,090,000	47,871
	China State Construction Development Holdings Ltd.	190,000	39,017
	China State Construction Engineering Corp. Ltd., Class A	568,800	369,870
	China State Construction International Holdings Ltd.	1,152,000	1,036,327
	China Sunshine Paper Holdings Co. Ltd.	444,000	92,149
	China Suntien Green Energy Corp. Ltd., Class H	647,000	245,369
	China Taiping Insurance Holdings Co. Ltd.	857,412	593,794
	China Testing & Certification International Group Co. Ltd., Class A	22,008	31,961
*	China Tianbao Group Development Co. Ltd.	145,000	55,375
#*	China Tianrui Group Cement Co. Ltd.	59,000	44,321
	China Tianying, Inc., Class A	128,200	84,776
	China Tourism Group Duty Free Corp. Ltd., Class A	20,644	453,618
Ω	China Tower Corp. Ltd., Class H	17,362,000	1,570,825
	China Traditional Chinese Medicine Holdings Co. Ltd.	1,532,000	662,203

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China TransInfo Technology Co. Ltd., Class A	49,900	$61,131
*	China Travel International Investment Hong Kong Ltd.	1,120,000	174,022
	China Tungsten & Hightech Materials Co. Ltd., Class A	44,300	87,492
	China Vanke Co. Ltd., Class H	628,938	807,133
*Ω	China Vast Industrial Urban Development Co. Ltd.	216,000	65,433
	China Water Affairs Group Ltd.	296,000	209,643
	China West Construction Group Co. Ltd., Class A	44,900	40,986
*††	China Wood Optimization Holding Ltd.	164,000	3,527
	China World Trade Center Co. Ltd., Class A	21,300	39,706
Ω	China Xinhua Education Group Ltd.	149,000	15,191
	China Yangtze Power Co. Ltd., Class A	188,453	524,448
	China Yongda Automobiles Services Holdings Ltd.	630,000	282,585
*Ω	China Yuhua Education Corp. Ltd.	1,168,000	128,005
*	China Yurun Food Group Ltd.	383,000	13,899
#*	China ZhengTong Auto Services Holdings Ltd.	676,000	26,238
	China Zhenhua Group Science & Technology Co. Ltd., Class A	9,600	177,706
*	China Zheshang Bank Co. Ltd., Class H	154,000	53,131
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	41,500	16,273
*††	China Zhongwang Holdings Ltd.	944,318	37,895
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	15,600	16,676
	Chinasoft International Ltd.	1,262,000	836,167
*	Chindata Group Holdings Ltd., ADR	56,097	297,875
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	53,000	62,054
	Chongqing Changan Automobile Co. Ltd., Class A	35,812	55,422
	Chongqing Department Store Co. Ltd., Class A	13,700	37,341
*	Chongqing Dima Industry Co. Ltd., Class A	110,000	30,455
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	45,844	77,635
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	6,200	19,147
*	Chongqing Iron & Steel Co. Ltd., Class H	342,000	26,562
	Chongqing Machinery & Electric Co. Ltd., Class H	568,000	34,360
	Chongqing Rural Commercial Bank Co. Ltd., Class H	1,084,000	328,561
	Chongqing Sanfeng Environment Group Corp., Ltd., Class A	56,700	50,214
	Chongqing Zaisheng Technology Corp. Ltd., Class A	46,140	32,916
	Chongqing Zhifei Biological Products Co. Ltd., Class A	21,800	254,978
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	34,500	30,432
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	28,000	25,206
	Chow Tai Seng Jewellery Co. Ltd., Class A	41,750	63,334
	CIFI Ever Sunshine Services Group Ltd.	346,000	76,301
	CIFI Holdings Group Co. Ltd.	2,298,247	152,247
#	CIMC Enric Holdings Ltd.	396,000	385,984
Ω	CIMC Vehicles Group Co. Ltd., Class H	47,000	29,677
	Cinda Real Estate Co. Ltd., Class A	63,800	36,024
	Cisen Pharmaceutical Co. Ltd., Class A	14,000	24,574
	CITIC Securities Co. Ltd., Class H	433,600	647,865
*	Citychamp Watch & Jewellery Group Ltd.	560,000	72,740
	CMOC Group Ltd., Class H	1,452,000	467,474
	CMST Development Co. Ltd., Class A	84,200	52,982
*	CNFinance Holdings Ltd., ADR	23,410	39,797
	CNHTC Jinan Truck Co. Ltd., Class A	40,986	63,689
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	75,835	69,507
	CNOOC Energy Technology & Services Ltd., Class A	162,200	63,261
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	45,900	85,456
	CoCreation Grass Co. Ltd., Class A	4,200	13,976
	COFCO Biotechnology Co. Ltd., Class A	73,600	81,362
	COFCO Joycome Foods Ltd.	1,539,000	323,249
*††	Colour Life Services Group Co. Ltd.	185,088	10,964
	Comba Telecom Systems Holdings Ltd.	942,000	132,087
	Concord New Energy Group Ltd.	4,054,648	309,792

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Confidence Intelligence Holdings Ltd.	12,000	$60,309
	Consun Pharmaceutical Group Ltd.	217,000	81,281
	Contec Medical Systems Co. Ltd., Class A	8,100	26,718
	Contemporary Amperex Technology Co. Ltd., Class A	11,850	608,139
*	Continental Aerospace Technologies Holding Ltd.	1,469,171	14,778
*	Coolpad Group Ltd.	1,762,000	16,630
	COSCO SHIPPING Development Co. Ltd., Class H	2,260,000	261,921
#*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	252,000	183,565
	COSCO SHIPPING Holdings Co. Ltd., Class H	1,186,900	1,279,088
	COSCO SHIPPING International Hong Kong Co. Ltd.	250,000	72,939
	COSCO SHIPPING Ports Ltd.	902,510	445,065
*	Cosmopolitan International Holdings Ltd.	152,000	23,227
#	Country Garden Holdings Co. Ltd.	3,405,904	438,992
	Country Garden Services Holdings Co. Ltd.	428,287	374,334
	CPMC Holdings Ltd.	400,000	193,836
*	CPT Technology Group Co., Ltd., Class A	83,600	22,687
	CQ Pharmaceutical Holding Co. Ltd., Class A	53,800	37,661
*	Crazy Sports Group Ltd.	1,774,000	42,463
	CRRC Corp. Ltd., Class H	805,000	244,078
	Crystal Clear Electronic Material Co. Ltd., Class A	13,839	30,518
Ω	CSC Financial Co. Ltd., Class H	257,000	186,325
	CSG Holding Co. Ltd., Class A	50,000	47,022
*	CSG Smart Science&Technology Co. Ltd., Class A	34,500	32,479
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	20,500	43,981
	CSPC Pharmaceutical Group Ltd.	3,436,640	3,529,984
#	CSSC Hong Kong Shipping Co. Ltd.	762,000	95,927
	CSSC Science & Technology Co. Ltd., Class A	25,200	41,489
	CTS International Logistics Corp. Ltd., Class A	55,500	85,024
*	CWT International Ltd.	960,000	6,847
	Da Ming International Holdings Ltd.	30,000	6,696
	Daan Gene Co. Ltd., Class A	37,920	92,749
#Ω	Dali Foods Group Co. Ltd.	1,097,000	451,561
*	Dalian Bio-Chem Co. Ltd., Class A	3,900	8,878
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	58,500	43,875
	Dalipal Holdings Ltd.	212,000	65,385
	Daqin Railway Co. Ltd., Class A	131,288	115,306
	Dare Power Dekor Home Co. Ltd., Class A	16,600	17,790
	Dashang Co. Ltd., Class A	20,900	44,822
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	29,011	144,626
	Dawnrays Pharmaceutical Holdings Ltd.	384,000	51,528
	Dazhong Transportation Group Co. Ltd., Class A	39,100	15,111
	Dazzle Fashion Co. Ltd., Class A	22,112	40,816
	DBG Technology Co. Ltd., Class A	36,100	47,115
	DeHua TB New Decoration Materials Co. Ltd., Class A	37,700	38,228
*	Deppon Logistics Co. Ltd., Class A	9,200	21,781
#	Dexin China Holdings Co. Ltd.	426,000	36,941
	DHC Software Co. Ltd., Class A	61,600	52,151
	Dian Diagnostics Group Co. Ltd., Class A	19,254	73,439
#	Differ Group Auto Ltd.	1,236,000	247,192
	Digital China Group Co. Ltd., Class A	25,400	93,095
	Digital China Holdings Ltd.	409,250	162,081
	Digital China Information Service Co. Ltd., Class A	38,600	61,271
	Do-Fluoride Chemicals Co. Ltd., Class A	19,200	82,103
	Dong-E-E-Jiao Co. Ltd., Class A	8,200	42,187
	Dongfang Electric Corp. Ltd., Class H	71,000	107,082
	Dongfang Electronics Co. Ltd., Class A	29,700	33,289
	Dongfeng Motor Group Co. Ltd., Class H	1,302,000	589,030
	Dongguan Aohai Technology Co. Ltd., Class A	6,800	37,055
	Dongguan Development Holdings Co. Ltd., Class A	31,100	37,415

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Dongjiang Environmental Co. Ltd., Class H	80,800	$21,317
	Dongxing Securities Co. Ltd., Class A	61,200	65,224
	Dongyue Group Ltd.	1,000,000	867,881
*	DouYu International Holdings Ltd., ADR	65,268	65,261
*	Duiba Group Ltd.	66,400	4,097
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	233,000	63,876
	East Group Co. Ltd., Class A	52,400	49,907
	East Money Information Co. Ltd., Class A	105,353	225,844
	Eastern Communications Co. Ltd., Class A	19,200	25,155
	Ecovacs Robotics Co. Ltd., Class A	11,800	94,713
	Edan Instruments, Inc., Class A	24,300	41,138
	Edifier Technology Co. Ltd., Class A	35,100	38,945
	Edvantage Group Holdings Ltd.	184,621	41,631
	EEKA Fashion Holdings Ltd.	137,000	177,971
	EIT Environmental Development Group Co. Ltd., Class A	9,360	19,762
	Electric Connector Technology Co. Ltd., Class A	5,100	25,730
*	Elion Energy Co. Ltd., Class A	106,600	66,052
	ENN Energy Holdings Ltd.	134,000	1,332,234
	ENN Natural Gas Co. Ltd., Class A	59,800	127,394
	Eoptolink Technology, Inc.Ltd., Class A	14,900	52,915
	Era Co. Ltd., Class A	39,000	23,339
	Essex Bio-technology Ltd.	144,000	58,300
	Eternal Asia Supply Chain Management Ltd., Class A	91,000	65,230
*	Ev Dynamics Holdings Ltd.	1,800,000	8,715
	EVA Precision Industrial Holdings Ltd.	672,000	88,155
	Eve Energy Co. Ltd., Class A	2,315	26,418
	Everbright Jiabao Co. Ltd., Class A	39,300	14,030
#Ω	Everbright Securities Co. Ltd., Class H	61,600	33,336
*Ω	Everest Medicines Ltd.	82,000	64,625
*	Fang Holdings Ltd., ADR	1,018	540
*	Fangda Carbon New Material Co. Ltd., Class A	73,149	60,296
	Fangda Special Steel Technology Co. Ltd., Class A	123,996	96,964
#	Fanhua, Inc., Sponsored ADR.	25,116	121,310
	FAW Jiefang Group Co. Ltd., Class A	34,900	33,318
	FAWER Automotive Parts Co. Ltd., Class A	46,400	29,025
*	Feitian Technologies Co. Ltd., Class A	13,600	20,121
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	19,700	37,297
	Fibocom Wireless, Inc., Class A	16,350	42,028
*	FIH Mobile Ltd.	1,605,000	130,870
	Financial Street Holdings Co. Ltd., Class A	86,800	55,158
	FinVolution Group, ADR	79,604	345,481
	First Capital Securities Co. Ltd., Class A	71,200	54,307
	First Tractor Co. Ltd., Class H	126,000	50,676
#	Flat Glass Group Co. Ltd., Class H	109,000	255,671
	Focus Media Information Technology Co. Ltd., Class A	280,100	172,360
	Foryou Corp.	4,100	19,957
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	28,976	237,485
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	13,700	15,260
*	Founder Holdings Ltd.	390,000	17,401
	Founder Securities Co. Ltd., Class A	89,300	77,555
	Fountain SET Holdings Ltd.	150,000	14,329
	Foxconn Industrial Internet Co. Ltd., Class A	209,300	235,531
#	FriendTimes, Inc.	214,000	28,120
	Fu Shou Yuan International Group Ltd.	736,000	367,692
*	Fuan Pharmaceutical Group Co. Ltd., Class A	24,000	11,931
	Fufeng Group Ltd.	1,005,000	521,191
#*††	Fuguiniao Co. Ltd.	51,000	0
	Fujian Boss Software Development Co. Ltd., Class A	14,083	42,842
	Fujian Funeng Co. Ltd., Class A	21,900	32,174

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Fujian Green Pine Co. Ltd., Class A	9,100	$7,636
	Fujian Longking Co. Ltd., Class A	30,100	58,463
	Fujian Star-net Communication Co. Ltd., Class A	23,700	68,953
	Fujian Sunner Development Co. Ltd., Class A	31,100	93,587
*	Fullshare Holdings Ltd.	5,967,483	75,181
	Fulongma Group Co. Ltd., Class A	12,894	15,575
	Fulu Holdings Ltd.	36,000	18,814
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	209,600	751,145
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	4,700	22,805
Ω	Ganfeng Lithium Group Co. Ltd., Class H	66,760	451,539
	Gansu Qilianshan Cement Group Co. Ltd., Class A	31,700	41,953
	Gansu Shangfeng Cement Co. Ltd., Class A	44,600	61,261
	Gaona Aero Material Co. Ltd., Class A	3,100	22,723
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,900	66,409
	GCL Energy Technology Co. Ltd.	18,200	33,959
#	GCL New Energy Holdings Ltd.	157,800	10,654
*	GCL System Integration Technology Co. Ltd., Class A	44,400	19,906
#*	GDS Holdings Ltd., ADR	10,252	88,475
*	GDS Holdings Ltd., Class A	255,300	284,953
	Geely Automobile Holdings Ltd.	1,358,000	1,461,454
	GEM Co. Ltd., Class A	59,000	60,158
	Gemdale Corp., Class A	64,500	69,426
	Gemdale Properties & Investment Corp. Ltd.	3,938,000	215,769
Ω	Genertec Universal Medical Group Co. Ltd.	479,000	200,226
*	Genimous Technology Co. Ltd., Class A	48,000	36,211
*	Genscript Biotech Corp.	56,000	141,586
	Geovis Technology Co. Ltd., Class A	3,355	32,684
	GEPIC Energy Development Co. Ltd., Class A	24,700	17,066
	Getein Biotech, Inc., Class A	15,288	27,715
	GF Securities Co. Ltd., Class H	260,400	264,933
	Giant Network Group Co. Ltd., Class A	58,700	62,376
	GigaDevice Semiconductor, Inc., Class A	8,760	99,007
	Ginlong Technologies Co. Ltd., Class A	3,300	84,616
	Glarun Technology Co. Ltd., Class A	16,000	31,859
*	Glorious Property Holdings Ltd.	1,043,000	14,749
#*	Glory Sun Financial Group Ltd.	1,048,000	2,406
	GoerTek, Inc., Class A	52,300	155,257
	Goke Microelectronics Co. Ltd., Class A	5,100	52,804
	Goldcard Smart Group Co. Ltd.	8,900	11,921
*	Golden Eagle Retail Group Ltd.	207,000	125,112
Ω	Golden Throat Holdings Group Co. Ltd.	20,500	4,315
	GoldenHome Living Co. Ltd., Class A	3,500	11,974
	Goldenmax International Group Ltd., Class A	25,200	27,537
	Goldlion Holdings Ltd.	159,152	22,720
	Goldpac Group Ltd.	138,000	22,305
#*	GOME Retail Holdings Ltd.	3,510,940	57,282
*	Goodbaby International Holdings Ltd.	381,000	24,298
*	Gosuncn Technology Group Co. Ltd., Class A	75,900	34,251
	Gotion High-tech Co. Ltd., Class A	9,500	39,279
*	Grand Baoxin Auto Group Ltd.	681,823	31,846
*	Grand Industrial Holding Group Co. Ltd.	17,300	19,708
	Grandblue Environment Co. Ltd., Class A	10,500	25,796
*	Grandjoy Holdings Group Co. Ltd., Class A	87,500	37,819
	Great Wall Motor Co. Ltd., Class H	505,500	552,209
*	Greattown Holdings Ltd., Class A	72,300	31,176
	Greatview Aseptic Packaging Co. Ltd.	498,000	69,792
	Gree Electric Appliances, Inc. of Zhuhai, Class A	56,300	221,714
	Gree Real Estate Co. Ltd., Class A	55,900	42,979
*	Greenland Holdings Corp. Ltd., Class A	148,764	53,564

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Greenland Hong Kong Holdings Ltd.	543,000	$28,000
	Greentown China Holdings Ltd.	450,500	429,809
Ω	Greentown Management Holdings Co. Ltd.	289,000	165,447
	Greentown Service Group Co. Ltd.	954,000	390,330
	GRG Banking Equipment Co. Ltd., Class A	38,700	49,972
	Grinm Advanced Materials Co. Ltd., Class A	11,600	21,012
	Guangdong Advertising Group Co. Ltd., Class A	59,500	34,209
	Guangdong Aofei Data Technology Co. Ltd., Class A	18,000	23,016
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	49,300	70,294
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	32,800	19,223
	Guangdong Dongpeng Holdings Co. Ltd.	28,000	26,752
	Guangdong Dowstone Technology Co., Ltd., Class A	17,400	34,151
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	33,300	31,414
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	12,700	37,259
	Guangdong Haid Group Co. Ltd., Class A	15,700	124,308
	Guangdong HEC Technology Holding Co. Ltd., Class A	32,903	41,937
	Guangdong Hongda Holdings Group Co. Ltd., Class A	13,700	51,254
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	45,300	23,966
	Guangdong Hybribio Biotech Co. Ltd., Class A	17,650	49,359
	Guangdong Investment Ltd.	912,000	574,994
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	3,200	34,810
	Guangdong Provincial Expressway Development Co. Ltd., Class A	70,521	67,927
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	18,400	27,872
	Guangdong Shirongzhaoye Co. Ltd., Class A	10,600	7,480
	Guangdong Sirio Pharma Co. Ltd., Class A	3,500	13,062
	Guangdong South New Media Co. Ltd., Class A	8,000	34,916
	Guangdong Tapai Group Co. Ltd., Class A	52,698	48,759
	Guangdong Topstar Technology Co. Ltd., Class A	9,400	20,310
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	28,900	63,381
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	123,500	45,580
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	12,100	35,246
*	Guangshen Railway Co. Ltd., Class H	809,500	105,322
	Guangxi Guiguan Electric Power Co. Ltd., Class A	22,100	18,972
	Guangxi Liugong Machinery Co. Ltd., Class A	70,050	56,054
	Guangxi LiuYao Group Co. Ltd., Class A	11,600	28,521
	Guangxi Wuzhou Communications Co. Ltd., Class A	37,500	17,537
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	143,400	53,306
	Guangzhou Automobile Group Co. Ltd., Class H	404,836	246,707
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	38,600	73,579
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	3,100	26,834
	Guangzhou GRG Metrology & Test Co. Ltd., Class A	18,900	44,295
	Guangzhou Haige Communications Group, Inc. Co., Class A	27,700	32,131
	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	15,500	14,375
	Guangzhou KDT Machinery Co. Ltd., Class A	13,557	28,391
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	11,200	115,674
	Guangzhou Restaurant Group Co. Ltd., Class A	24,320	67,886
	Guangzhou Shangpin Home Collection Co. Ltd., Class A	8,000	19,958
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	8,000	71,332
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	23,060	134,363
	Guangzhou Wondfo Biotech Co. Ltd., Class A	22,780	94,221
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	75,546	57,754
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	50,100	45,683
	Guizhou Gas Group Corp. Ltd., Class A	27,100	27,752
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	64,300	45,458
*	Guocheng Mining Co. Ltd., Class A	13,800	29,964
#	Guolian Securities Co. Ltd., Class H	110,500	48,402
	Guomai Technologies, Inc., Class A	25,900	28,128
	Guosen Securities Co. Ltd., Class A	94,012	111,287

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Guosheng Financial Holding, Inc., Class A	50,330	$51,660
Ω	Guotai Junan Securities Co. Ltd., Class H	102,600	103,656
	Guoyuan Securities Co. Ltd., Class A	50,550	43,306
	H World Group Ltd., ADR	12,168	329,509
	H World Group Ltd.	74,100	202,159
#*Ω	Haichang Ocean Park Holdings Ltd.	610,000	540,187
	Haier Smart Home Co. Ltd., Class A	40,200	114,735
	Haier Smart Home Co. Ltd., Class H	723,599	1,811,158
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	9,380	32,437
*	Hainan Development Holdings Nanhai Co. Ltd., Class A	11,100	14,932
#*	Hainan Meilan International Airport Co. Ltd., Class H	103,000	159,973
	Hainan Poly Pharm Co. Ltd., Class A	17,000	61,647
*	Hainan Ruize New Building Material Co. Ltd., Class A	28,400	10,615
	Hainan Strait Shipping Co. Ltd., Class A	59,000	37,819
	Haisco Pharmaceutical Group Co. Ltd., Class A	7,500	23,042
	Haitian International Holdings Ltd.	425,000	850,917
	Haitong Securities Co. Ltd., Class H	626,000	306,007
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	622,000	37,663
*	Hand Enterprise Solutions Co. Ltd., Class A	36,700	45,108
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	14,500	38,238
	Hangcha Group Co. Ltd., Class A	34,100	76,815
	Hangjin Technology Co. Ltd., Class A	18,060	72,487
	Hangxiao Steel Structure Co. Ltd., Class A	62,700	33,641
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	41,700	51,199
*	Hangzhou Century Co. Ltd., Class A	32,500	19,263
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	5,800	15,886
	Hangzhou First Applied Material Co. Ltd., Class A	10,576	93,560
	Hangzhou Haoyue Personal Care Co., Ltd., Class A	5,300	30,195
	Hangzhou Lion Electronics Co. Ltd., Class A	6,444	37,920
	Hangzhou Onechance Tech Corp., Class A	5,700	22,188
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	14,900	85,859
	Hangzhou Robam Appliances Co. Ltd., Class A	17,700	49,742
	Hangzhou Silan Microelectronics Co. Ltd., Class A	27,400	118,224
	Hangzhou Tigermed Consulting Co. Ltd., Class A	1,733	19,804
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	20,700	140,583
	Han’s Laser Technology Industry Group Co. Ltd., Class A	24,700	85,998
Ω	Hansoh Pharmaceutical Group Co. Ltd.	296,000	457,582
	Haohua Chemical Science & Technology Co. Ltd., Class A	3,500	20,588
*Ω	Harbin Bank Co. Ltd., Class H	480,000	16,207
	Harbin Boshi Automation Co. Ltd., Class A	24,161	50,668
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	48,500	17,714
	HBIS Resources Co. Ltd., Class A	36,600	47,221
*	HC Group, Inc.	262,500	8,428
	Health & Happiness H&H International Holdings Ltd.	152,000	143,312
*	Hebei Construction Group Corp. Ltd., Class H	180,000	15,116
	Hefei Meiya Optoelectronic Technology, Inc., Class A	11,700	38,093
	Hefei Urban Construction Development Co. Ltd., Class A	25,800	22,018
	Heilongjiang Agriculture Co. Ltd., Class A	40,400	76,442
#	Hello Group, Inc., Sponsored ADR	88,052	413,844
	Henan Jinma Energy Co. Ltd., Class H	67,000	23,217
	Henan Lingrui Pharmaceutical Co., Class A	26,474	52,421
	Henan Pinggao Electric Co. Ltd., Class A	40,800	40,117
	Henan Shuanghui Investment & Development Co. Ltd., Class A	61,359	191,652
	Henan Thinker Automatic Equipment Co. Ltd., Class A	11,480	19,961
*	Henan Yicheng New Energy Co. Ltd., Class A	53,900	36,669
	Henan Yuguang Gold & Lead Co. Ltd., Class A	59,600	39,637
	Henan Zhongyuan Expressway Co. Ltd., Class A	59,500	21,681
	Henderson Investment Ltd.	386,000	12,301
	Hengan International Group Co. Ltd.	427,500	1,657,524

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Hengdeli Holdings Ltd.	911,200	$28,401
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	27,200	66,115
	Hengli Petrochemical Co. Ltd., Class A	130,900	275,831
	Hengtong Optic-electric Co. Ltd., Class A	25,000	66,883
	Hengyi Petrochemical Co. Ltd., Class A	95,420	87,760
	Hesteel Co. Ltd., Class A	300,600	89,326
	Hexing Electrical Co. Ltd., Class A	20,700	49,793
*	Hi Sun Technology China Ltd.	1,011,000	97,438
*	Hilong Holding Ltd.	577,000	17,515
	Hisense Home Appliances Group Co. Ltd., Class H	230,000	190,297
	Hithink RoyalFlush Information Network Co. Ltd., Class A	11,688	136,645
*	Holitech Technology Co. Ltd., Class A	89,400	32,547
	Homeland Interactive Technology Ltd.	136,000	25,640
*	Hongda Xingye Co. Ltd., Class A	143,900	64,751
	Hongfa Technology Co. Ltd., Class A	13,300	62,699
*	Honghua Group Ltd.	1,396,000	34,675
*	Hongli Zhihui Group Co. Ltd., Class A	29,100	28,973
	Hongta Securities Co. Ltd., Class A	6,200	6,089
*††Ω	Honworld Group Ltd.	72,000	5,280
Ω	Hope Education Group Co. Ltd.	2,158,000	133,322
*	Hopefluent Group Holdings Ltd.	96,000	13,510
#	Hopson Development Holdings Ltd.	510,840	409,531
††	Hua Han Health Industry Holdings Ltd.	928,000	6,656
*Ω	Hua Hong Semiconductor Ltd.	392,000	918,236
	Huaan Securities Co. Ltd., Class A	99,580	60,208
	Huadong Medicine Co. Ltd., Class A	23,900	134,468
	Huafon Chemical Co. Ltd., Class A	104,000	95,057
*	Huafon Microfibre Shanghai Technology Co. Ltd.	57,300	29,496
	Huafu Fashion Co. Ltd., Class A	77,300	32,059
	Huagong Tech Co. Ltd., Class A	21,000	48,414
	Hualan Biological Engineering, Inc., Class A	25,300	61,559
*	Huanxi Media Group Ltd.	450,000	51,638
	Huapont Life Sciences Co. Ltd., Class A	58,350	42,019
Ω	Huatai Securities Co. Ltd., Class H	274,200	268,512
*	Huawen Media Group, Class A	42,300	12,193
	Huaxi Holdings Co. Ltd.	96,000	14,565
	Huaxi Securities Co. Ltd., Class A	64,300	64,845
	Huaxia Bank Co. Ltd., Class A	148,736	97,713
	Huayu Automotive Systems Co. Ltd., Class A	60,700	139,528
#	Huazhong In-Vehicle Holdings Co. Ltd.	156,000	48,116
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	134,900	53,260
	Hubei Dinglong Co. Ltd., Class A	6,900	19,892
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	2,750	25,385
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	26,500	118,441
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	33,700	130,839
	Huishang Bank Corp. Ltd., Class H	123,900	38,550
	Huizhou Desay Sv Automotive Co. Ltd., Class A	2,600	36,927
	Hunan Aihua Group Co. Ltd., Class A	14,000	46,382
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	49,400	21,504
	Hunan Gold Corp. Ltd., Class A	31,100	56,433
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	42,600	27,411
	Hunan Valin Steel Co. Ltd., Class A	220,400	120,883
	Hunan Zhongke Electric Co. Ltd., Class A	6,300	16,688
#*	HUYA, Inc., ADR	39,605	74,061
*Ω	Hygeia Healthcare Holdings Co. Ltd.	79,600	344,743
*	Hytera Communications Corp. Ltd., Class A	61,000	44,074
*	HyUnion Holding Co. Ltd., Class A	44,700	47,054
*	IAT Automobile Technology Co. Ltd., Class A	9,400	14,885
*	IBO Technology Co. Ltd.	94,000	23,459

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*Ω	iDreamSky Technology Holdings Ltd.	268,800	$101,153
	Iflytek Co. Ltd., Class A	10,800	51,977
	IKD Co. Ltd., Class A	13,900	36,120
#*	I-Mab, Sponsored ADR	18,909	70,152
Ω	IMAX China Holding, Inc.	66,100	38,039
	Industrial & Commercial Bank of China Ltd., Class H	13,271,017	5,761,816
	Industrial Bank Co. Ltd., Class A	272,645	562,407
*	Industrial Securities Co. Ltd., Class A	149,760	112,214
	Infore Environment Technology Group Co. Ltd., Class A	113,500	72,579
*Ω	Ingdan, Inc.	313,000	50,651
	Ingenic Semiconductor Co. Ltd., Class A	4,500	41,894
*	Inkeverse Group Ltd.	171,000	17,215
	Inmyshow Digital Technology Group Co. Ltd., Class A	51,100	42,101
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	269,100	64,969
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	59,700	47,090
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	75,800	262,645
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	87,559	77,459
*	Innuovo Technology Co. Ltd., Class A	26,600	23,757
	Inspur Electronic Information Industry Co. Ltd., Class A	20,100	63,444
*	Inspur International Ltd.	216,000	45,916
*	Inspur Software Co. Ltd., Class A	6,700	13,104
	Intco Medical Technology Co. Ltd., Class A	29,880	87,209
*Ω	International Alliance Financial Leasing Co. Ltd.	108,000	58,470
	Intron Technology Holdings Ltd.	44,000	18,276
#*	iQIYI, Inc., ADR	144,800	292,496
	IReader Technology Co. Ltd., Class A	16,800	32,921
*	IRICO Group New Energy Co. Ltd., Class H	13,900	12,495
	IVD Medical Holding Ltd.	205,000	53,489
	JA Solar Technology Co. Ltd., Class A	33,658	289,020
	Jack Technology Co. Ltd., Class A	3,000	8,022
	Jade Bird Fire Co. Ltd., Class A	15,500	52,953
	Jafron Biomedical Co. Ltd., Class A	12,800	55,624
	Jason Furniture Hangzhou Co. Ltd., Class A	22,570	93,611
	JCET Group Co. Ltd., Class A	34,800	114,973
*Ω	JD Health International, Inc.	40,450	221,912
	JD.com, Inc., Class A	66,597	1,212,765
	Jenkem Technology Co. Ltd., Class A	1,328	29,936
*	JH Educational Technology, Inc.	198,000	28,091
*	Jiajiayue Group Co. Ltd., Class A	29,000	38,222
	Jiangling Motors Corp. Ltd., Class A	21,700	42,190
*	Jiangnan Group Ltd.	1,488,000	38,874
	Jiangshan Oupai Door Industry Co. Ltd., Class A	3,700	20,309
	Jiangsu Azure Corp., Class A	10,800	22,188
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	2,842	39,975
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	5,500	35,523
	Jiangsu Canlon Building Materials Co., Ltd., Class A	10,700	18,965
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	39,800	38,229
	Jiangsu Chuanzhiboke Education Technology Co. Ltd., Class A	10,700	24,170
	Jiangsu Eastern Shenghong Co. Ltd., Class A	49,900	84,157
	Jiangsu Expressway Co. Ltd., Class H	324,000	228,531
	Jiangsu GoodWe Power Supply Technology Co. Ltd., Class A	566	26,035
	Jiangsu Guomao Reducer Co. Ltd., Class A	19,880	53,232
	Jiangsu Guotai International Group Co. Ltd., Class A	79,300	87,930
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	15,126	114,365
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	14,900	20,485
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	20,400	40,609
	Jiangsu Huaxicun Co. Ltd., Class A	24,600	18,054
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	80,100	40,788
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	21,300	54,191

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	24,600	$64,815
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	41,800	28,872
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	8,208	41,047
	Jiangsu Linyang Energy Co. Ltd., Class A	58,100	58,866
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	4,900	21,976
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	24,100	41,670
	Jiangsu Shagang Co. Ltd., Class A	107,600	57,381
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	36,100	58,285
	Jiangsu Sidike New Material Science & Technology Co. Ltd., Class A	7,500	22,930
	Jiangsu Sopo Chemical Co., Class A	38,300	42,524
	Jiangsu Yangnong Chemical Co. Ltd., Class A	6,093	77,160
	Jiangsu Yoke Technology Co. Ltd., Class A	2,800	22,548
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	16,900	75,346
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	56,400	34,396
	Jiangsu Zhongtian Technology Co. Ltd., Class A	12,200	36,781
	Jiangxi Bank Co. Ltd., Class H	294,500	31,543
	Jiangxi Copper Co. Ltd., Class H	443,000	484,093
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	11,800	15,613
	Jiangxi Wannianqing Cement Co. Ltd., Class A	39,900	43,099
	Jiangzhong Pharmaceutical Co. Ltd., Class A	20,600	42,839
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	41,600	28,796
*	Jiayin Group, Inc., ADR	7,588	18,135
	Jiayou International Logistics Co. Ltd., Class A	10,738	30,963
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	32,900	62,364
*	Jilin Electric Power Co. Ltd., Class A	68,400	55,534
	Jinchuan Group International Resources Co. Ltd.	2,068,000	136,970
	Jinduicheng Molybdenum Co. Ltd., Class A	54,200	62,260
	Jingjin Equipment, Inc., Class A	13,580	57,709
*††	Jingrui Holdings Ltd.	221,000	12,458
#*	JinkoSolar Holding Co. Ltd., ADR	18,225	865,323
*	Jinlei Technology Co. Ltd., Class A	3,800	24,670
*	Jinmao Property Services Co. Ltd.	36,723	11,245
	Jinyu Bio-Technology Co. Ltd., Class A	26,100	29,690
#Ω	Jiumaojiu International Holdings Ltd.	322,000	506,074
	Jiuzhitang Co. Ltd., Class A	24,800	29,509
	JL Mag Rare-Earth Co. Ltd., Class A	6,000	25,464
	JNBY Design Ltd.	107,000	84,276
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	46,400	74,330
	Joinn Laboratories China Co. Ltd., Class A	1,736	13,620
	Jointown Pharmaceutical Group Co. Ltd., Class A	43,362	74,757
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	18,600	69,239
*	Joy City Property Ltd.	2,264,000	58,616
	Joyoung Co. Ltd., Class A	28,300	56,404
#	JOYY, Inc., ADR	12,705	320,547
Ω	JS Global Lifestyle Co. Ltd.	613,500	494,184
	JSTI Group, Class A	36,800	29,058
	Ju Teng International Holdings Ltd.	412,000	63,342
	Juewei Food Co. Ltd., Class A	8,200	53,200
*	Juneyao Airlines Co. Ltd., Class A	13,400	25,148
	Jushri Technologies, Inc., Class A	12,300	20,486
*	Jutal Offshore Oil Services Ltd.	216,000	12,918
	JY Grandmark Holdings Ltd.	13,000	2,052
*	Kaiser China Cultural Co. Ltd., Class A	29,400	18,103
*	Kaishan Group Co. Ltd., Class A	19,800	45,406
*Ω	Kangda International Environmental Co. Ltd.	250,000	18,793
	Kangji Medical Holdings Ltd.	125,500	101,367
	KBC Corp. Ltd., Class A	1,159	39,223
	Keboda Technology Co. Ltd., Class A	1,700	13,949
	Keeson Technology Corp. Ltd., Class A	9,984	17,808

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Kehua Data Co. Ltd., Class A	14,600	$85,522
*	Keshun Waterproof Technologies Co. Ltd., Class A	40,400	53,054
	Kingboard Holdings Ltd.	457,400	1,129,164
	Kingboard Laminates Holdings Ltd.	638,473	510,062
	KingClean Electric Co. Ltd., Class A	5,020	22,569
	Kingfa Sci & Tech Co. Ltd., Class A	78,100	103,797
	Kingsoft Corp. Ltd.	442,600	1,340,256
*	Ko Yo Chemical Group Ltd.	2,964,000	67,225
	Konfoong Materials International Co. Ltd., Class A	2,600	31,396
*	Kong Sun Holdings Ltd.	650,000	6,176
	Konka Group Co. Ltd., Class A	48,100	32,109
	KPC Pharmaceuticals, Inc., Class A	26,900	57,950
*	Kuang-Chi Technologies Co. Ltd., Class A	15,700	37,276
	Kunlun Energy Co. Ltd.	2,080,000	1,243,152
	Kunlun Tech Co. Ltd., Class A	30,500	54,508
	Kunming Yunnei Power Co. Ltd., Class A	59,300	21,585
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	21,800	20,949
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	9,100	17,964
	KWG Group Holdings Ltd.	660,830	63,950
	KWG Living Group Holdings Ltd.	396,915	37,380
*	Lakala Payment Co. Ltd., Class A	38,200	76,845
	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	19,100	16,668
	Lao Feng Xiang Co. Ltd., Class A	12,900	67,945
	Laobaixing Pharmacy Chain JSC, Class A	22,412	108,034
*	Launch Tech Co. Ltd., Class H	53,500	15,864
	LB Group Co. Ltd., Class A	49,500	104,483
	Lee & Man Chemical Co. Ltd.	136,000	86,242
	Lee & Man Paper Manufacturing Ltd.	875,000	265,274
	Lee’s Pharmaceutical Holdings Ltd.	163,500	28,761
Ω	Legend Holdings Corp., Class H	359,300	302,014
	Lenovo Group Ltd.	3,042,000	2,431,190
	Lens Technology Co. Ltd., Class A	66,000	90,316
*	Leo Group Co. Ltd., Class A	250,000	58,769
	Lepu Medical Technology Beijing Co. Ltd., Class A	22,907	79,420
	Levima Advanced Materials Corp., Class A	2,900	13,011
*	LexinFintech Holdings Ltd., ADR	68,646	93,359
	Leyard Optoelectronic Co. Ltd., Class A	92,900	71,835
#*	Li Auto, Inc., ADR	17,480	238,078
	Li Ning Co. Ltd.	448,500	2,320,054
	LianChuang Electronic Technology Co., Ltd., Class A	8,400	15,501
	Lianhe Chemical Technology Co. Ltd., Class A	28,600	73,523
	Liao Ning Oxiranchem, Inc., Class A	23,500	25,902
	Liaoning Cheng Da Co. Ltd., Class A	26,600	44,893
	Liaoning Port Co. Ltd., Class H	580,000	43,595
	Lier Chemical Co. Ltd., Class A	27,580	68,884
*	Lifetech Scientific Corp.	1,386,000	434,932
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	36,200	12,785
*	Lingyi iTech Guangdong Co., Class A	127,100	82,436
*††	Link Motion, Inc., Sponsored ADR	24,777	0
	Liuzhou Iron & Steel Co. Ltd., Class A	71,240	33,082
	Livzon Pharmaceutical Group, Inc., Class H	79,471	208,012
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	7,400	28,285
	LK Technology Holdings Ltd.	197,000	178,347
	Logan Group Co. Ltd.	76,000	3,085
	Loncin Motor Co. Ltd., Class A	64,300	45,623
	Long Yuan Construction Group Co. Ltd., Class A	37,800	28,033
Ω	Longfor Group Holdings Ltd.	588,000	749,220
	Longhua Technology Group Luoyang Co. Ltd., Class A	40,700	38,671
	LONGi Green Energy Technology Co. Ltd., Class A	64,719	427,415

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Longshine Technology Group Co. Ltd., Class A	9,500	$33,607
	Lonking Holdings Ltd.	1,268,000	174,448
	Luenmei Quantum Co. Ltd., Class A	77,600	66,305
	Luolai Lifestyle Technology Co. Ltd., Class A	45,500	58,696
*	Luoniushan Co. Ltd., Class A	54,300	46,964
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	29,100	30,539
#*	Luoyang Glass Co. Ltd., Class H	104,000	93,814
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	5,310	50,979
	Lushang Health Industry Development Co. Ltd., Class A	30,100	26,915
	Luxi Chemical Group Co. Ltd., Class A	64,000	99,849
	Luxshare Precision Industry Co. Ltd., Class A	80,718	314,056
#*Ω	Luye Pharma Group Ltd.	949,000	230,696
#*	LVGEM China Real Estate Investment Co. Ltd.	398,000	38,040
	Maanshan Iron & Steel Co. Ltd., Class H	800,000	128,345
	Maccura Biotechnology Co. Ltd., Class A	28,400	75,921
	Mango Excellent Media Co. Ltd., Class A	40,300	121,496
#*Ω	Maoyan Entertainment	192,800	112,440
*	Maoye International Holdings Ltd.	383,000	9,856
*	Markor International Home Furnishings Co. Ltd., Class A	47,400	16,774
	Maxscend Microelectronics Co., Ltd., Class A	5,200	65,813
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	14,500	45,495
#*Ω	Meitu, Inc.	1,045,500	90,529
*Ω	Meituan, Class B	64,100	1,026,275
	M-Grass Ecology & Environment Group Co. Ltd., Class A	42,800	18,412
*	Mianyang Fulin Precision Co. Ltd., Class A	24,900	48,099
Ω	Midea Real Estate Holding Ltd.	197,000	137,657
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	3,300	51,994
	Min Xin Holdings Ltd.	66,000	25,401
	Ming Yang Smart Energy Group Ltd., Class A	33,878	115,956
	Ming Yuan Cloud Group Holdings Ltd.	242,000	111,461
*	Mingfa Group International Co. Ltd.	374,000	18,769
	Minmetals Land Ltd.	687,644	38,944
Ω	Minsheng Education Group Co. Ltd.	428,000	23,425
	Minth Group Ltd.	470,000	926,776
	MLS Co. Ltd., Class A	70,500	80,671
*	MMG Ltd.	2,134,000	420,797
	Monalisa Group Co. Ltd., Class A	20,400	34,868
	Montage Technology Co. Ltd., Class A	5,154	39,949
*	Montnets Cloud Technology Group Co. Ltd., Class A	17,500	27,074
*Ω	Mulsanne Group Holding Ltd.	62,000	31,276
	Muyuan Foods Co. Ltd., Class A	17,454	112,442
*	Myhome Real Estate Development Group Co. Ltd., Class A	111,200	19,513
	MYS Group Co. Ltd., Class A	32,200	15,244
*††	Nan Hai Corp. Ltd.	4,000,000	13,402
	NanJi E-Commerce Co. Ltd., Class A	73,286	44,820
	Nanjing Chervon Auto Precision Technology Co. Ltd., Class A	3,700	11,514
	Nanjing Hanrui Cobalt Co. Ltd., Class A	10,500	57,718
	Nanjing Iron & Steel Co. Ltd., Class A	220,400	92,242
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	32,191	71,884
*	Nanjing Sample Technology Co. Ltd., Class H	67,000	24,676
	Nanjing Securities Co. Ltd., Class A	64,200	69,815
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	44,800	51,277
	Nanjing Yunhai Special Metals Co. Ltd., Class A	27,626	71,669
	Nantong Jianghai Capacitor Co. Ltd., Class A	16,600	57,627
	NARI Technology Co. Ltd., Class A	59,824	200,923
*	National Silicon Industry Group Co. Ltd., Class A	10,831	30,175
	NAURA Technology Group Co. Ltd., Class A	1,100	39,938
	NavInfo Co. Ltd., Class A	25,800	41,973
	NetDragon Websoft Holdings Ltd.	156,000	261,944

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	NetEase, Inc., ADR	28,507	$1,585,559
	NetEase, Inc.	62,700	695,672
	New China Life Insurance Co. Ltd., Class H	262,400	416,711
	New Hope Dairy Co. Ltd., Class A	11,200	15,818
*	New Hope Liuhe Co. Ltd., Class A	12,400	21,981
*	New Sparkle Roll International Group Ltd.	1,216,000	10,377
*	New World Department Store China Ltd.	122,000	8,706
*	Newborn Town, Inc.	32,000	4,874
	Newland Digital Technology Co. Ltd., Class A	40,700	76,878
	Nexteer Automotive Group Ltd.	577,000	312,297
	Nine Dragons Paper Holdings Ltd.	1,115,000	660,823
	Ninestar Corp., Class A	11,991	94,133
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	17,700	14,956
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	10,600	41,047
	Ningbo Huaxiang Electronic Co. Ltd., Class A	37,000	71,995
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	37,500	59,467
*	Ningbo Joyson Electronic Corp., Class A	24,193	50,916
	Ningbo Orient Wires & Cables Co. Ltd., Class A	5,400	57,001
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	6,384	69,160
	Ningbo Tuopu Group Co. Ltd., Class A	5,500	48,871
	Ningbo Xusheng Auto Technology Co. Ltd., Class A	10,220	48,160
	Ningbo Yunsheng Co. Ltd., Class A	21,900	29,844
	Ningbo Zhoushan Port Co. Ltd., Class A	188,580	89,741
	Ningxia Baofeng Energy Group Co. Ltd., Class A	120,000	188,739
*	NIO, Inc., ADR	51,629	499,252
*	Niu Technologies, Sponsored ADR	20,055	52,544
*	Noah Holdings Ltd., Sponsored ADR	16,027	210,274
	Norinco International Cooperation Ltd., Class A	24,180	25,937
	North Huajin Chemical Industries Co. Ltd., Class A	61,700	56,773
	Northeast Securities Co. Ltd., Class A	64,000	55,729
	Northking Information Technology Co. Ltd., Class A	8,680	40,639
	NSFOCUS Technologies Group Co. Ltd., Class A	31,100	48,165
#*	NVC International Holdings Ltd.	1,151,000	14,116
	Ocean’s King Lighting Science & Technology Co. Ltd., Class A	20,100	22,888
*	Oceanwide Holdings Co. Ltd., Class A	162,155	25,122
*Ω	Ocumension Therapeutics	26,000	23,964
*	Offcn Education Technology Co. Ltd., Class A	20,500	12,258
	Offshore Oil Engineering Co. Ltd., Class A	103,100	66,381
*	OFILM Group Co. Ltd., Class A	56,300	36,163
	Olympic Circuit Technology Co. Ltd., Class C	14,200	32,614
	Oppein Home Group, Inc., Class A	6,363	71,074
	Opple Lighting Co. Ltd., Class A	13,901	29,972
	ORG Technology Co. Ltd., Class A	109,700	71,336
*	Orient Group, Inc., Class A	151,400	51,961
	Orient Overseas International Ltd.	5,500	80,372
Ω	Orient Securities Co. Ltd., Class H	178,800	66,724
	Oriental Energy Co. Ltd., Class A	59,200	66,730
	Oriental Pearl Group Co. Ltd., Class A	55,600	46,026
*	Ourpalm Co. Ltd., Class A	97,200	38,960
	Ovctek China, Inc., Class A	7,945	32,348
*	Overseas Chinese Town Asia Holdings Ltd.	108,000	11,003
	Pacific Online Ltd.	173,000	17,624
*	Pacific Securities Co. Ltd., Class A	125,700	43,663
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	21,400	53,308
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	92,300	57,275
	PAX Global Technology Ltd.	414,000	325,370
	PCI Technology Group Co. Ltd., Class A	71,280	55,528
*Ω	Peijia Medical Ltd.	122,000	101,067
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	93,200	33,269

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	People.cn Co. Ltd., Class A	37,600	$49,193
	People’s Insurance Co. Group of China Ltd., Class H	1,378,000	380,824
	Perfect World Co. Ltd., Class A	14,600	22,775
	PharmaBlock Sciences Nanjing, Inc., Class A	2,800	33,801
Ω	Pharmaron Beijing Co. Ltd., Class H	42,950	144,819
	PhiChem Corp., Class A	13,800	32,247
*	Phoenix Media Investment Holdings Ltd.	466,000	17,214
	PICC Property & Casualty Co. Ltd., Class H	1,697,582	1,565,699
*	Pinduoduo, Inc., ADR	8,138	446,207
	Ping An Bank Co. Ltd., Class A	229,100	325,217
#*Ω	Ping An Healthcare & Technology Co. Ltd.	192,900	356,791
	Ping An Insurance Group Co. of China Ltd., Class H	1,496,000	5,989,072
*	PNC Process Systems Co. Ltd., Class A	12,100	65,043
	Poly Developments & Holdings Group Co. Ltd., Class A	86,700	164,737
	Poly Property Group Co. Ltd.	1,454,860	227,966
	Poly Property Services Co. Ltd., Class H	62,200	230,072
#Ω	Postal Savings Bank of China Co. Ltd., Class H	1,800,000	834,769
	Pou Sheng International Holdings Ltd.	1,282,687	64,609
	Power Construction Corp. of China Ltd., Class A	206,800	199,834
	Powerlong Real Estate Holdings Ltd.	32,000	2,611
	Prinx Chengshan Holding Ltd.	89,500	77,519
	Proya Cosmetics Co. Ltd., Class A	3,080	70,570
*	Pujiang International Group Ltd.	62,000	16,974
*	PW Medtech Group Ltd.	223,000	18,669
*	Q Technology Group Co. Ltd.	298,000	117,661
	Qianhe Condiment & Food Co. Ltd., Class A	15,048	32,250
	Qingdao East Steel Tower Stock Co. Ltd., Class A	34,800	38,232
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	20,000	37,023
	Qingdao Gon Technology Co. Ltd., Class A	8,500	30,023
	Qingdao Haier Biomedical Co. Ltd., Class A	3,975	42,029
	Qingdao Hanhe Cable Co. Ltd., Class A	113,400	77,022
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	9,900	37,192
#Ω	Qingdao Port International Co. Ltd., Class H	72,000	30,190
	Qingdao Rural Commercial Bank Corp., Class A	144,900	55,020
	Qingdao Sentury Tire Co. Ltd., Class A	7,100	25,270
	Qingdao TGOOD Electric Co. Ltd., Class A	17,100	35,173
	Qingdao Topscomm Communication, Inc., Class A	24,800	30,423
	Qingling Motors Co. Ltd., Class H	384,000	43,120
#*	Qudian, Inc., Sponsored ADR	34,095	28,299
	Queclink Wireless Solutions Co. Ltd., Class A	12,720	20,004
	Quectel Wireless Solutions Co. Ltd., Class A	2,400	33,899
#	Radiance Holdings Group Co. Ltd.	320,000	132,194
	Rainbow Digital Commercial Co. Ltd., Class A	48,600	33,304
*	Raisecom Technology Co. Ltd., Class A	6,400	6,219
*	Rastar Group, Class A	34,300	13,412
	Raytron Technology Co. Ltd., Class A	3,669	23,956
	Realcan Pharmaceutical Group Co. Ltd., Class A	53,400	30,616
	Red Avenue New Materials Group Co. Ltd., Class A	5,700	28,107
Ω	Red Star Macalline Group Corp. Ltd., Class H	228,207	57,673
#*Ω	Redco Properties Group Ltd.	630,000	134,006
*	Redsun Properties Group Ltd.	462,000	26,575
*Ω	Remegen Co. Ltd., Class H	24,000	151,031
	Renhe Pharmacy Co. Ltd., Class A	57,900	50,182
	Renrui Human Resources Technology Holdings Ltd.	34,000	21,568
	Rianlon Corp., Class A	10,100	85,330
	Richinfo Technology Co. Ltd., Class A	9,000	23,669
*	Risen Energy Co. Ltd., Class A	14,900	50,471
*	RiseSun Real Estate Development Co. Ltd., Class A	167,503	46,028
	Riyue Heavy Industry Co. Ltd., Class A	9,600	29,126

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Road King Infrastructure Ltd.	91,000	$25,976
	Rockchip Electronics Co. Ltd., Class A	2,300	20,631
	Rongan Property Co. Ltd., Class A	52,800	18,901
	Rongsheng Petrochemical Co. Ltd., Class A	202,020	296,821
*	Roshow Technology Co., Ltd., Class A	20,700	29,293
	Ruida Futures Co. Ltd., Class A	13,500	24,975
	Runjian Co. Ltd., Class A	6,400	32,603
	Sai Micro Electronics, Inc., Class A	21,510	51,131
	SAIC Motor Corp. Ltd., Class A	73,900	139,503
	Sailun Group Co. Ltd., Class A	73,600	87,671
	Sanan Optoelectronics Co. Ltd., Class A	31,700	75,116
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	68,100	33,268
	Sangfor Technologies, Inc., Class A	2,900	50,054
	Sanquan Food Co. Ltd., Class A	42,104	81,186
	Sansteel Minguang Co. Ltd. Fujian, Class A	113,200	65,228
	Sansure Biotech, Inc., Class A	28,803	100,694
	Sany Heavy Equipment International Holdings Co. Ltd.	604,000	495,309
	Sany Heavy Industry Co. Ltd., Class A	44,600	82,762
	Satellite Chemical Co. Ltd., Class A	68,457	116,495
*	Saurer Intelligent Technology Co. Ltd., Class A	62,300	24,763
	Sealand Securities Co. Ltd., Class A	158,100	70,501
*	Seazen Group Ltd.	1,383,333	222,209
*	Seazen Holdings Co. Ltd., Class A	56,500	102,273
#	S-Enjoy Service Group Co. Ltd.	173,000	79,294
	SF Holding Co. Ltd., Class A	72,867	482,661
	SG Micro Corp., Class A	5,150	105,849
	Shaanxi Construction Machinery Co. Ltd., Class A	51,220	31,694
	Shandong Bohui Paper Industrial Co. Ltd., Class A	54,500	48,776
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	29,418	77,453
	Shandong Dawn Polymer Co. Ltd., Class A	8,800	21,000
	Shandong Denghai Seeds Co. Ltd., Class A	6,800	19,380
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	38,800	66,139
Ω	Shandong Gold Mining Co. Ltd., Class H	164,500	261,460
	Shandong Head Group Co. Ltd., Class A	11,700	38,416
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	24,600	85,431
	Shandong Hi-speed Co. Ltd., Class A	35,300	26,578
*	Shandong Hi-Speed New Energy Group Ltd.	5,400,000	36,464
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	59,400	57,010
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	53,430	191,949
	Shandong Humon Smelting Co. Ltd., Class A	45,300	57,575
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	13,500	44,246
	Shandong Linglong Tyre Co. Ltd., Class A	19,700	44,302
*	Shandong Minhe Animal Husbandry Co. Ltd., Class A	13,100	28,737
#*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	153,200	48,814
	Shandong Nanshan Aluminum Co. Ltd., Class A	199,800	84,530
	Shandong New Beiyang Information Technology Co. Ltd., Class A	15,500	16,324
	Shandong Pharmaceutical Glass Co. Ltd., Class A	17,400	65,829
	Shandong Publishing & Media Co. Ltd., Class A	47,900	38,993
	Shandong Sun Paper Industry JSC Ltd., Class A	85,761	123,505
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,331,200	1,834,108
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	87,600	42,238
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	233,900	66,398
	Shanghai AJ Group Co. Ltd., Class A	54,031	38,535
	Shanghai AtHub Co. Ltd., Class A	14,200	50,723
	Shanghai Bailian Group Co. Ltd., Class A	37,800	52,312
	Shanghai Baolong Automotive Corp., Class A	7,700	43,696
	Shanghai Baosight Software Co. Ltd., Class A	21,918	127,622
	Shanghai Belling Co. Ltd., Class A	24,200	60,270
	Shanghai Bright Power Semiconductor Co. Ltd., Class A	2,346	32,518

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Construction Group Co. Ltd., Class A	172,700	$60,850
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	14,592	31,442
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	98,000	12,618
	Shanghai Environment Group Co. Ltd., Class A	43,758	52,660
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	19,468	27,266
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	84,000	363,326
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	109,000	35,829
	Shanghai Fullhan Microelectronics Co., Ltd., Class A	6,490	46,124
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	6,860	18,415
	Shanghai Gench Education Group Ltd.	34,500	15,816
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	20,300	74,132
#Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	16,700	55,987
	Shanghai Industrial Development Co. Ltd., Class A	57,300	23,062
	Shanghai Industrial Holdings Ltd.	252,000	245,906
	Shanghai Industrial Urban Development Group Ltd.	918,400	52,022
*	Shanghai International Airport Co. Ltd., Class A	3,900	28,538
	Shanghai International Port Group Co. Ltd., Class A	90,300	64,046
	Shanghai Jahwa United Co. Ltd., Class A	10,300	39,285
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	8,200	61,402
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	28,900	40,108
	Shanghai Kehua Bio-Engineering Co. Ltd., Class A	10,400	17,477
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	24,000	82,089
	Shanghai Kinetic Medical Co. Ltd., Class A	33,000	35,665
	Shanghai Liangxin Electrical Co. Ltd., Class A	25,500	39,367
	Shanghai Lingang Holdings Corp. Ltd., Class A	16,900	26,577
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	38,500	48,149
	Shanghai M&G Stationery, Inc., Class A	18,800	104,023
	Shanghai Maling Aquarius Co. Ltd., Class A	27,900	25,693
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	23,800	37,259
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	984	30,147
	Shanghai Moons’ Electric Co. Ltd., Class A	5,400	20,458
	Shanghai Pudong Construction Co. Ltd., Class A	44,500	40,837
	Shanghai Pudong Development Bank Co. Ltd., Class A	269,500	245,639
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	11,960	81,866
	Shanghai QiFan Cable Co. Ltd., Class A	17,000	65,462
	Shanghai RAAS Blood Products Co. Ltd., Class A	60,900	45,370
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	4,300	11,143
*	Shanghai Runda Medical Technology Co. Ltd., Class A	21,100	31,418
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	48,100	59,434
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	9,800	41,235
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,036	20,082
	Shanghai Tunnel Engineering Co. Ltd., Class A	90,800	64,818
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	35,000	55,137
	Shanghai Wanye Enterprises Co. Ltd., Class A	21,800	56,140
	Shanghai Weaver Network Co. Ltd., Class A	6,620	45,655
	Shanghai Yaoji Technology Co. Ltd., Class A	15,500	28,244
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	9,900	30,292
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	60,600	52,131
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	39,681	61,215
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	63,400	43,422
	Shanxi Coking Co. Ltd., Class A	74,780	55,015
	Shanxi Securities Co. Ltd., Class A	59,800	42,329
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	167,100	90,802
	Shanying International Holding Co. Ltd., Class A	183,800	58,497
*	Shengda Resources Co. Ltd., Class A	32,200	42,556
	Shenghe Resources Holding Co. Ltd., Class A	36,500	67,027
*Ω	Shengjing Bank Co. Ltd., Class H	128,000	98,449
	Shenguan Holdings Group Ltd.	550,000	18,220
	Shengyi Technology Co. Ltd., Class A	38,000	72,334

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shengyuan Environmental Protection Co. Ltd., Class A	14,200	$32,596
	Shennan Circuits Co. Ltd., Class A	10,516	108,298
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	377,600	61,577
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	2,800	40,180
	Shenzhen Agricultural Products Group Co. Ltd., Class A	62,000	43,555
	Shenzhen Airport Co. Ltd., Class A	81,000	70,127
	Shenzhen Aisidi Co. Ltd., Class A	47,700	65,323
*	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	33,200	20,664
	Shenzhen Capchem Technology Co. Ltd., Class A	10,080	49,979
	Shenzhen Cereals Holdings Co. Ltd., Class A	28,900	27,283
	Shenzhen Changhong Technology Co. Ltd., Class A	16,100	41,995
	Shenzhen Colibri Technologies Co. Ltd., Class A	9,100	20,984
*	Shenzhen Comix Group Co. Ltd., Class A	27,700	26,909
*	Shenzhen Das Intellitech Co. Ltd., Class A	81,600	36,384
	Shenzhen Desay Battery Technology Co., Class A	13,225	90,252
	Shenzhen Dynanonic Co. Ltd., Class A	2,100	74,355
	Shenzhen Ellassay Fashion Co. Ltd., Class A	10,900	12,401
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	17,480	28,275
	Shenzhen Expressway Corp. Ltd., Class H	216,000	155,065
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	31,400	50,648
	Shenzhen Fine Made Electronics Group Co. Ltd., Class A	800	4,467
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	2,648	32,721
	Shenzhen Gas Corp. Ltd., Class A	37,200	33,322
	Shenzhen Gongjin Electronics Co. Ltd., Class A	23,900	29,224
	Shenzhen Goodix Technology Co. Ltd., Class A	5,400	35,992
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	33,800	68,495
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	29,000	56,508
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	69,500	43,554
	Shenzhen Heungkong Holding Co. Ltd., Class A	109,100	25,094
	Shenzhen Huaqiang Industry Co. Ltd., Class A	39,200	58,469
	Shenzhen Inovance Technology Co. Ltd., Class A	12,550	114,981
	Shenzhen International Holdings Ltd.	826,417	555,898
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	96,500	17,844
	Shenzhen Investment Ltd.	1,732,668	236,076
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	14,800	15,705
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	65,400	37,567
	Shenzhen Kaifa Technology Co. Ltd., Class A	24,300	38,114
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	11,360	48,489
	Shenzhen Kedali Industry Co. Ltd., Class A	3,900	49,125
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	30,800	50,506
	Shenzhen Kinwong Electronic Co. Ltd., Class A	19,300	53,848
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	3,200	21,966
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,100	25,651
	Shenzhen Leaguer Co. Ltd., Class A	28,773	30,690
	Shenzhen Megmeet Electrical Co. Ltd., Class A	18,300	63,677
	Shenzhen Microgate Technology Co. Ltd., Class A	34,500	38,094
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	13,200	590,073
*	Shenzhen MTC Co. Ltd., Class A	110,818	52,494
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	105,500	47,612
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	65,600	27,256
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	136,700	78,947
	Shenzhen Properties & Resources Development Group Ltd., Class A	17,800	22,499
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	10,087	42,814
	Shenzhen SC New Energy Technology Corp., Class A	1,800	33,589
	Shenzhen SED Industry Co. Ltd., Class A	10,000	29,149
	Shenzhen Senior Technology Material Co. Ltd., Class A	14,343	36,431
	Shenzhen Sunline Tech Co. Ltd., Class A	19,500	35,627
	Shenzhen Sunlord Electronics Co. Ltd., Class A	16,800	49,352
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	5,000	24,446

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	34,500	$50,347
	Shenzhen Sunway Communication Co. Ltd., Class A	25,800	59,368
	Shenzhen Tagen Group Co. Ltd., Class A	100,200	70,605
	Shenzhen Topband Co. Ltd., Class A	16,300	25,155
	Shenzhen Transsion Holdings Co. Ltd., Class A	16,341	139,673
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	4,500	16,118
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	48,800	42,918
*	Shenzhen World Union Group, Inc., Class A	48,200	16,545
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	67,416	42,157
	Shenzhen Yinghe Technology Co. Ltd., Class A	9,100	24,855
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	17,600	20,415
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	20,247	90,381
	Shenzhen Zhenye Group Co. Ltd., Class A	55,400	27,843
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	140,000	73,944
	Shenzhou International Group Holdings Ltd.	204,900	1,422,620
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	47,600	40,914
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	31,913	132,990
††	Shimao Group Holdings Ltd.	426,356	180,327
	Shinghwa Advanced Material Group Co. Ltd., Class A	6,400	85,208
	Shinva Medical Instrument Co. Ltd., Class A	8,300	31,268
*	Shouhang High-Tech Energy Co. Ltd., Class A	73,300	36,005
	Shui On Land Ltd.	1,869,521	171,455
	Sichuan Chuantou Energy Co. Ltd., Class A	26,900	40,747
*	Sichuan Development Lomon Co. Ltd., Class A	60,100	91,701
	Sichuan Expressway Co. Ltd., Class H	284,000	58,639
	Sichuan Furong Technology Co. Ltd., Class A	8,900	18,344
*	Sichuan Haite High-tech Co. Ltd., Class A	31,856	39,051
	Sichuan Hebang Biotechnology Co. Ltd., Class A	281,700	111,486
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	5,200	12,399
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	17,800	60,511
*	Sichuan Lutianhua Co. Ltd., Class A	74,800	46,402
*	Sichuan New Energy Power Co., Ltd.	21,300	55,031
	Sichuan Road & Bridge Group Co. Ltd., Class A	102,200	157,889
	Sichuan Shuangma Cement Co. Ltd., Class A	11,300	31,262
	Sichuan Teway Food Group Co. Ltd., Class A	5,400	20,794
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	6,500	14,952
	Sichuan Yahua Industrial Group Co. Ltd., Class A	18,600	68,291
	Sieyuan Electric Co. Ltd., Class A	10,700	49,134
#	Sihuan Pharmaceutical Holdings Group Ltd.	1,954,000	166,572
*	SIM Technology Group Ltd.	348,000	12,404
Ω	Simcere Pharmaceutical Group Ltd.	314,000	348,460
	Sino Biopharmaceutical Ltd.	2,344,000	1,137,392
	Sino Wealth Electronic Ltd., Class A	11,514	49,286
	Sinocare, Inc., Class A	8,200	42,242
	Sinochem International Corp., Class A	81,480	77,272
	Sinofert Holdings Ltd.	1,130,000	112,217
	Sinofibers Technology Co. Ltd., Class A	4,500	34,102
	Sinolink Securities Co. Ltd., Class A	56,400	61,113
*	Sinolink Worldwide Holdings Ltd.	1,274,400	26,852
	Sinoma International Engineering Co., Class A	47,900	56,210
	Sinoma Science & Technology Co. Ltd., Class A	47,214	115,978
	Sinomach Automobile Co. Ltd., Class A	22,300	23,148
	Sino-Ocean Group Holding Ltd.	1,607,503	106,597
	Sinopec Kantons Holdings Ltd.	518,000	139,891
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,720,000	225,628
	Sinopharm Group Co. Ltd., Class H	662,400	1,256,647
	Sino-Platinum Metals Co. Ltd., Class A	22,060	45,360
	Sinoseal Holding Co. Ltd., Class A	7,200	41,654
	Sinosoft Co. Ltd., Class A	16,400	69,664

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinosteel Engineering & Technology Co. Ltd., Class A	45,800	$32,897
	Sinotrans Ltd., Class H	1,128,000	274,671
#	Sinotruk Hong Kong Ltd.	479,000	427,026
	Skyworth Digital Co. Ltd., Class A	20,500	41,886
	Skyworth Group Ltd.	791,476	290,321
††	SMI Holdings Group Ltd.	323,197	3,862
	Sobute New Materials Co. Ltd.	21,600	43,399
*	SOHO China Ltd.	1,086,412	159,258
*	Sohu.com Ltd., ADR	4,233	59,939
*	Solargiga Energy Holdings Ltd.	800,000	23,742
	Songcheng Performance Development Co. Ltd., Class A	19,200	30,328
	Sonoscape Medical Corp., Class A	5,730	44,870
	SooChow Securities Co. Ltd., Class A	85,410	76,776
*	South Manganese Investment Ltd.	474,000	28,695
	Southwest Securities Co. Ltd., Class A	116,000	58,918
*	SPT Energy Group, Inc.	484,000	11,822
	SSY Group Ltd.	879,719	364,311
	State Grid Information & Communication Co. Ltd., Class A	20,700	42,525
*	STO Express Co. Ltd., Class A	26,600	40,901
	Sumavision Technologies Co. Ltd., Class A	57,800	39,285
	Sun Art Retail Group Ltd.	1,384,500	220,271
*	Sun King Technology Group Ltd.	422,000	74,647
	Sunflower Pharmaceutical Group Co. Ltd., Class A	27,141	85,932
	Sunfly Intelligent Technology Co. Ltd., Class A	14,200	18,389
	Sungrow Power Supply Co. Ltd., Class A	1,800	32,340
	Suning Universal Co. Ltd., Class A	121,700	50,436
*	Suning.com Co. Ltd., Class A	80,800	19,132
	Sunny Optical Technology Group Co. Ltd.	186,100	1,612,742
	Sunresin New Materials Co. Ltd., Class A	3,620	37,947
*††Ω	Sunshine 100 China Holdings Ltd.	120,000	4,242
*	Sunward Intelligent Equipment Co. Ltd., Class A	33,300	28,031
*	Sunwave Communications Co. Ltd., Class A	15,500	9,837
	Sunwoda Electronic Co. Ltd., Class A	22,500	71,747
	Suofeiya Home Collection Co. Ltd., Class A	13,820	26,488
	Suplet Power Co. Ltd., Class A	9,100	65,634
	Suzhou Anjie Technology Co. Ltd., Class A	22,800	40,408
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	44,400	153,736
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	94,150	56,859
	Suzhou Good-Ark Electronics Co. Ltd., Class A	30,500	53,126
	Suzhou Secote Precision Electronic Co. Ltd., Class A	3,200	16,097
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	10,800	31,674
	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	10,600	90,038
	Suzhou TFC Optical Communication Co. Ltd., Class A	13,840	53,617
	SY Holdings Group Ltd.	120,000	83,005
	Symphony Holdings Ltd.	690,000	76,433
*	SYoung Group Co. Ltd., Class A	17,800	27,340
	Taiji Computer Corp. Ltd., Class A	21,879	81,080
*	Talkweb Information System Co. Ltd., Class A	49,000	49,747
*	Tangrenshen Group Co. Ltd., Class A	38,700	37,446
	TangShan Port Group Co. Ltd., Class A	250,030	86,089
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	91,700	71,629
	Tansun Technology Co. Ltd., Class A	11,500	22,745
	TCL Electronics Holdings Ltd.	582,666	222,614
	TCL Technology Group Corp., Class A	340,600	182,940
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	18,800	101,925
††	Tech-Pro, Inc.	1,644,000	2,681
	Telling Telecommunication Holding Co. Ltd., Class A	34,400	41,755
	Ten Pao Group Holdings Ltd.	172,000	27,418
	Tencent Holdings Ltd.	1,048,000	27,538,058

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Tencent Music Entertainment Group, ADR	164,680	$594,495
	Tenfu Cayman Holdings Co. Ltd.	66,000	41,187
	Three Squirrels, Inc., Class A	8,500	19,722
	Three’s Co. Media Group Co. Ltd., Class A	3,618	34,553
	Thunder Software Technology Co. Ltd., Class A	3,200	43,346
	Tian An China Investment Co. Ltd.	209,000	97,996
	Tian Di Science & Technology Co. Ltd., Class A	90,900	61,110
Ω	Tian Ge Interactive Holdings Ltd.	204,000	15,127
#	Tian Lun Gas Holdings Ltd.	55,000	19,687
*††	Tian Shan Development Holding Ltd.	114,000	21,458
	Tiande Chemical Holdings Ltd.	216,000	53,578
	Tiangong International Co. Ltd.	918,000	254,838
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	11,300	60,946
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	130,000	43,700
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	74,700	72,321
	Tianjin Development Holdings Ltd.	186,000	30,080
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	7,200	27,331
	Tianjin Port Development Holdings Ltd.	1,068,000	63,979
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	18,500	50,902
	Tianjin Teda Co. Ltd., Class A	79,200	42,018
	Tianma Microelectronics Co. Ltd., Class A	52,549	63,749
#	Tianneng Power International Ltd.	396,000	381,016
	Tianshan Aluminum Group Co. Ltd., Class A	60,700	51,994
	Tianshui Huatian Technology Co. Ltd., Class A	67,702	81,775
*††	Tianyun International Holdings Ltd.	188,000	27,483
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	4,800	15,648
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	7,300	37,246
*	Tibet Summit Resources Co. Ltd., Class A	27,500	78,906
	Tibet Tianlu Co. Ltd., Class A	26,700	16,335
	Tingyi Cayman Islands Holding Corp.	636,000	994,130
	Titan Wind Energy Suzhou Co. Ltd., Class A	24,600	39,655
	TK Group Holdings Ltd.	102,000	21,016
	Tofflon Science & Technology Group Co. Ltd., Class A	24,700	95,823
	Toly Bread Co. Ltd., Class A	33,434	51,679
	Tomson Group Ltd.	236,385	40,935
	Tong Ren Tang Technologies Co. Ltd., Class H	352,000	180,632
*	Tongcheng Travel Holdings Ltd.	470,800	734,885
*	Tongdao Liepin Group	63,000	54,805
*	TongFu Microelectronics Co. Ltd., Class A	40,700	105,050
*	Tongguan Gold Group Ltd.	230,000	10,698
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	55,600	67,352
	Tongkun Group Co. Ltd., Class A	40,500	67,387
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	63,700	37,205
	Tongling Nonferrous Metals Group Co. Ltd., Class A	266,105	92,124
	Tongwei Co. Ltd., Class A	67,579	404,078
	Tongyu Communication, Inc., Class A	9,300	14,888
	Tongyu Heavy Industry Co. Ltd., Class A	117,200	40,710
	Top Spring International Holdings Ltd.	95,000	7,904
*	Topchoice Medical Corp., Class A	4,200	70,749
	Topsec Technologies Group, Inc., Class A	45,000	69,525
Ω	Topsports International Holdings Ltd.	781,000	393,809
	Towngas Smart Energy Co. Ltd.	351,996	123,284
*	TPV Technology Co. Ltd., Class A	221,100	62,682
	Transfar Zhilian Co. Ltd., Class A	99,800	67,663
	TravelSky Technology Ltd., Class H	352,500	512,582
*	Trigiant Group Ltd.	420,000	18,683
	Trina Solar Co. Ltd., Class A	9,573	87,366
*	Trip.com Group Ltd., ADR	47,990	1,086,014
*	Trip.com Group Ltd.	22,350	502,033

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	TRS Information Technology Corp. Ltd., Class A	16,600	$27,057
	Truking Technology Ltd., Class A	19,400	44,733
	Truly International Holdings Ltd.	1,177,140	143,865
Ω	Tsaker New Energy Tech Co. Ltd.	61,500	8,226
*	Tuniu Corp., Sponsored ADR	18,924	13,058
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	42,200	18,286
	UE Furniture Co. Ltd., Class A	7,900	11,199
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	5,279	118,953
	Unilumin Group Co. Ltd., Class A	33,600	27,851
	Uni-President China Holdings Ltd.	843,966	623,285
	Unisplendour Corp. Ltd., Class A	41,740	98,206
	United Energy Group Ltd.	5,308,000	513,517
	United Strength Power Holdings Ltd.	24,000	31,640
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	21,400	51,148
††	Untrade.CTEG	882,000	7,169
	Valiant Co. Ltd., Class A	24,900	47,383
	Vatti Corp. Ltd., Class A	25,800	20,053
*Ω	Venus MedTech Hangzhou, Inc., Class H	2,000	2,463
	Victory Giant Technology Huizhou Co. Ltd., Class A	28,500	52,515
	Vinda International Holdings Ltd.	237,000	444,470
*	Viomi Technology Co. Ltd., ADR	17,433	14,992
*	Vipshop Holdings Ltd., ADR	191,840	1,337,125
	Visual China Group Co. Ltd., Class A	22,300	31,002
*Ω	Viva Biotech Holdings	368,500	55,845
*	Vnet Group, Inc., ADR	52,791	221,194
	Walvax Biotechnology Co. Ltd., Class A	3,100	16,375
*	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	21,700	28,823
*	Wanda Film Holding Co. Ltd., Class A	16,250	22,490
	Wangfujing Group Co. Ltd., Class A	19,100	52,908
	Wangneng Environment Co. Ltd., Class A	18,508	46,082
	Wangsu Science & Technology Co. Ltd., Class A	85,900	63,543
	Wanguo International Mining Group Ltd.	136,000	33,476
	Wanhua Chemical Group Co. Ltd., Class A	63,980	706,111
	Want Want China Holdings Ltd.	1,805,000	1,185,677
	Wanxiang Qianchao Co. Ltd., Class A	49,720	33,838
	Wasion Holdings Ltd.	244,000	64,607
	Wasu Media Holding Co. Ltd., Class A	70,000	65,732
*	Weibo Corp., Sponsored ADR	27,414	310,326
*	Weibo Corp., Class A	1,340	15,402
	Weichai Power Co. Ltd., Class H	623,120	596,850
	Weifu High-Technology Group Co. Ltd., Class A	15,200	35,853
	Weihai Guangwei Composites Co. Ltd., Class A	7,900	84,046
#*Ω	Weimob, Inc.	516,000	181,403
	Weiqiao Textile Co., Class H	205,500	28,555
*	Wellhope Foods Co. Ltd., Class A	33,300	51,895
*	Wens Foodstuffs Group Co. Ltd., Class A	22,300	54,809
	Western Securities Co. Ltd., Class A	77,804	63,742
	Western Superconducting Technologies Co. Ltd., Class A	5,994	95,789
	Westone Information Industry, Inc., Class A	8,500	42,390
	Wharf Holdings Ltd.	354,000	1,013,677
	Will Semiconductor Co. Ltd., Class A	10,395	104,767
*	WiMi Hologram Cloud, Inc., ADR	27,292	27,267
	Wingtech Technology Co. Ltd., Class A	19,600	128,560
	Winning Health Technology Group Co. Ltd., Class A	25,900	34,439
*	Wison Engineering Services Co. Ltd.	106,000	3,659
	Wolong Electric Group Co. Ltd., Class A	38,600	65,839
	WPG Shanghai Smart Water PCL, Class A	7,600	9,134
	Wuhan DR Laser Technology Corp. Ltd., Class A	800	17,808
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	16,700	21,885

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wuhan Guide Infrared Co. Ltd., Class A	35,476	$56,596
*	Wuhan P&S Information Technology Co. Ltd., Class A	23,000	13,754
*	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	7,230	28,319
	Wuhu Token Science Co. Ltd., Class A	39,578	33,939
#	Wuling Motors Holdings Ltd.	280,000	22,810
	WUS Printed Circuit Kunshan Co. Ltd., Class A	60,930	90,825
	Wushang Group Co. Ltd., Class A	20,700	26,804
Ω	WuXi AppTec Co. Ltd., Class H	69,660	559,107
	Wuxi Boton Technology Co. Ltd., Class A	16,200	29,662
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	2,780	19,113
	Wuxi NCE Power Co. Ltd., Class A	4,760	53,010
	Wuxi Shangji Automation Co. Ltd., Class A	4,340	72,951
	Wuxi Taiji Industry Co. Ltd., Class A	92,500	67,906
	Wuxi Xinje Electric Co. Ltd., Class A	4,700	27,294
	XCMG Construction Machinery Co. Ltd., Class A	131,500	83,501
*	XGD, Inc., Class A	31,476	59,353
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	293,000	151,228
	Xiamen C & D, Inc., Class A	32,600	53,632
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	18,900	21,170
	Xiamen Faratronic Co. Ltd., Class A	3,100	75,048
	Xiamen International Airport Co. Ltd., Class A	5,782	11,406
	Xiamen Intretech, Inc., Class A	25,350	59,939
	Xiamen ITG Group Corp. Ltd., Class A	100,500	85,783
*	Xiamen Jihong Technology Co. Ltd., Class A	18,000	31,086
	Xiamen Kingdomway Group Co., Class A	21,000	48,412
	Xiamen Tungsten Co. Ltd., Class A	20,300	55,868
	Xiamen Xiangyu Co. Ltd., Class A	73,000	98,933
	Xi’an Triangle Defense Co. Ltd., Class A	6,900	44,206
	Xiandai Investment Co. Ltd., Class A	36,400	19,318
	Xianhe Co. Ltd., Class A	9,500	31,687
*Ω	Xiaomi Corp., Class B	2,161,600	2,427,633
	Xilinmen Furniture Co. Ltd., Class A	14,600	44,307
*	Xinchen China Power Holdings Ltd.	432,000	15,151
	Xinfengming Group Co. Ltd., Class A	73,200	81,516
	Xingda International Holdings Ltd.	483,454	93,674
	Xingfa Aluminium Holdings Ltd.	49,000	43,225
*	Xinhu Zhongbao Co. Ltd., Class A	162,000	55,650
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	230,000	138,941
	Xinhuanet Co. Ltd., Class A	11,400	23,771
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	250,658	217,197
	Xinjiang Tianshan Cement Co. Ltd., Class A	44,221	46,795
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	12,100	33,969
	Xinte Energy Co. Ltd., Class H	248,000	483,821
	Xinxiang Chemical Fiber Co. Ltd., Class A	67,900	28,842
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	128,199	61,006
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	45,300	68,585
#	Xinyi Energy Holdings Ltd.	959,552	244,405
	Xinyi Solar Holdings Ltd.	1,890,283	1,876,669
	Xinyu Iron & Steel Co. Ltd., Class A	136,100	66,688
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	16,000	38,178
	Xtep International Holdings Ltd.	584,326	535,578
	Xuji Electric Co. Ltd., Class A	14,300	34,892
*	Xunlei Ltd., ADR	30,350	30,110
Ω	Yadea Group Holdings Ltd.	462,000	705,419
*	YaGuang Technology Group Co. Ltd., Class A	35,500	30,152
*	Yanchang Petroleum International Ltd.	3,460,000	18,062
	Yangling Metron New Material, Inc., Class A	3,400	23,131
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	43,500	92,015
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	9,800	68,950

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yankershop Food Co. Ltd., Class A	4,200	$50,443
	Yantai China Pet Foods Co. Ltd., Class A	8,500	22,967
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	27,500	65,509
	Yantai Eddie Precision Machinery Co. Ltd., Class A	17,520	34,123
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	14,400	59,385
*	YanTai Shuangta Food Co. Ltd., Class A	31,800	23,613
	Yantai Tayho Advanced Materials Co. Ltd., Class A	36,300	83,967
	Yantai Zhenghai Bio-tech Co. Ltd.	4,800	27,121
*	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	25,300	42,618
*	Yashili International Holdings Ltd.	520,000	72,934
	Yealink Network Technology Corp. Ltd., Class A	11,000	104,108
	YGSOFT, Inc., Class A	42,864	39,157
	Yibin Tianyuan Group Co. Ltd., Class A	46,360	43,140
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	234,800	130,101
*	Yida China Holdings Ltd.	36,000	1,029
	Yifeng Pharmacy Chain Co. Ltd., Class A	13,590	104,594
	Yihai International Holding Ltd.	186,000	306,517
	Yijiahe Technology Co. Ltd., Class A	6,660	31,888
#*	Yincheng International Holding Co. Ltd.	102,000	17,940
	Yintai Gold Co. Ltd., Class A	41,380	81,485
	Yipinhong Pharmaceutical Co. Ltd., Class A	8,280	31,486
	Yip’s Chemical Holdings Ltd.	88,000	29,145
*	Yiren Digital Ltd., Sponsored ADR	34,424	27,780
#*Ω	Yixin Group Ltd.	573,000	45,219
	Yixintang Pharmaceutical Group Co. Ltd., Class A	24,100	91,721
	YongXing Special Materials Technology Co. Ltd., Class A	8,230	131,481
	Yonyou Network Technology Co. Ltd., Class A	9,500	31,917
	Yotrio Group Co. Ltd., Class A	68,400	31,040
	Youngor Group Co. Ltd., Class A	82,400	67,555
*	Youngy Co., Ltd., Class A	2,700	40,905
*	Youzu Interactive Co. Ltd., Class A	28,800	30,596
	YTO Express Group Co. Ltd., Class A	45,100	116,699
*	Yuan Heng Gas Holdings Ltd.	784,000	39,451
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	18,956	37,677
	Yuexiu Property Co. Ltd.	797,058	680,174
#	Yuexiu Transport Infrastructure Ltd.	348,752	136,508
	Yum China Holdings, Inc.	104,707	4,310,164
	Yunda Holding Co. Ltd., Class A	48,392	87,625
	Yunnan Aluminium Co. Ltd., Class A	101,700	127,934
	Yunnan Baiyao Group Co. Ltd., Class A	5,798	43,372
	Yunnan Copper Co. Ltd., Class A	45,300	68,414
	Yunnan Energy New Material Co. Ltd., Class A	4,852	98,401
	Yunnan Tin Co. Ltd., Class A	50,800	79,392
	Yusys Technologies Co. Ltd., Class A	21,900	52,237
	Yutong Bus Co. Ltd., Class A	39,400	38,357
	ZBOM Home Collection Co. Ltd., Class A	10,530	30,137
	Zepp Health Corp., ADR	8,383	10,311
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,600	112,528
*	Zhaojin Mining Industry Co. Ltd., Class H	579,500	477,471
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	9,100	20,608
	Zhefu Holding Group Co. Ltd., Class A	146,600	78,760
*	Zhejiang Century Huatong Group Co. Ltd., Class A	96,800	49,121
	Zhejiang China Commodities City Group Co. Ltd., Class A	80,900	46,484
	Zhejiang Chint Electrics Co. Ltd., Class A	37,600	131,179
	Zhejiang Communications Technology Co. Ltd.	72,000	50,912
	Zhejiang Crystal-Optech Co. Ltd., Class A	29,600	48,983
	Zhejiang Dahua Technology Co. Ltd., Class A	48,700	77,305
	ZheJiang Dali Technology Co. Ltd., Class A	18,600	34,779
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,840	48,360

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Expressway Co. Ltd., Class H	522,000	$323,609
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	15,700	31,449
	Zhejiang Hailiang Co. Ltd., Class A	42,600	67,681
	Zhejiang HangKe Technology, Inc. Co., Class A	3,277	22,502
	Zhejiang Hangmin Co. Ltd., Class A	25,400	24,574
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	50,600	46,409
	Zhejiang Huace Film & Television Co. Ltd., Class A	60,200	34,656
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	18,910	51,832
	Zhejiang Huayou Cobalt Co. Ltd., Class A	14,440	107,989
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	63,100	73,126
	Zhejiang Jianfeng Group Co. Ltd., Class A	9,500	14,385
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	9,000	30,739
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	10,500	32,303
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	10,400	101,793
*	Zhejiang Jingu Co. Ltd., Class A	31,000	26,599
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	37,420	67,536
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	120,900	50,430
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	15,800	36,736
	Zhejiang Juhua Co. Ltd., Class A	19,500	42,001
	Zhejiang Longsheng Group Co. Ltd., Class A	31,300	38,777
	Zhejiang Medicine Co. Ltd., Class A	41,500	65,042
	Zhejiang Meida Industrial Co. Ltd., Class A	35,200	48,511
*	Zhejiang Narada Power Source Co. Ltd., Class A	7,800	19,620
	Zhejiang NHU Co. Ltd., Class A	55,176	135,423
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	114,340	57,278
*	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	6,400	16,845
	Zhejiang Runtu Co. Ltd., Class A	45,300	45,498
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	23,840	69,449
	Zhejiang Semir Garment Co. Ltd., Class A	126,100	77,538
	Zhejiang Southeast Space Frame Co. Ltd., Class A	46,800	41,818
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	12,040	28,752
	Zhejiang Supor Co. Ltd., Class A	12,600	69,171
	Zhejiang Tiantie Industry Co. Ltd., Class A	22,480	32,409
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	7,520	23,864
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	74,300	68,507
*	Zhejiang Wanliyang Co. Ltd., Class A	39,600	40,831
	Zhejiang Wanma Co. Ltd., Class A	37,600	46,669
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	20,267	52,483
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	26,400	63,029
	Zhejiang Windey Co. Ltd., Class A	18,700	46,151
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	7,800	50,259
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	45,640	93,557
	Zhejiang Yankon Group Co. Ltd., Class A	34,200	14,594
	Zhejiang Yasha Decoration Co. Ltd., Class A	33,700	19,795
	Zhejiang Yinlun Machinery Co. Ltd., Class A	25,000	42,290
	Zhejiang Yongtai Technology Co. Ltd., Class A	16,300	48,932
	Zhende Medical Co. Ltd., Class A	10,200	64,834
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	143,600	123,114
	Zheshang Securities Co. Ltd., Class A	45,000	62,844
*	Zhong An Group Ltd.	906,000	21,311
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	271,800	506,659
	Zhongfu Information, Inc., Class A	7,300	24,575
	Zhongji Innolight Co. Ltd., Class A	10,900	43,771
	Zhongjin Gold Corp. Ltd., Class A	95,500	97,569
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	91,800	68,079
	Zhongshan Public Utilities Group Co. Ltd., Class A	32,000	28,464
	Zhongsheng Group Holdings Ltd.	248,000	941,236
*	Zhongtian Financial Group Co. Ltd., Class A	321,400	61,714
	Zhongyu Energy Holdings Ltd.	283,455	210,952

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Zhou Hei Ya International Holdings Co. Ltd.	492,000	$216,695
*	Zhuguang Holdings Group Co. Ltd.	344,000	28,092
	Zhuhai Bojay Electronics Co. Ltd., Class A	2,300	11,248
	Zhuhai Huafa Properties Co. Ltd., Class A	34,765	40,750
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	34,600	36,026
	Zhuzhou CRRC Times Electric Co. Ltd.	79,850	346,429
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	9,900	60,183
	Zhuzhou Kibing Group Co. Ltd., Class A	81,900	88,237
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	84,980	79,440
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	398,200	128,329
	ZTE Corp., Class H	263,120	469,365
#	ZTO Express Cayman, Inc., ADR	66,700	1,126,563
#	ZTO Express Cayman, Inc.	2,600	44,237

TOTAL CHINA			307,814,585

COLOMBIA — (0.1%)
*	BAC Holding International Corp.	1,916,484	76,252
	Banco de Bogota SA	13,416	70,628
	Bancolombia SA, Sponsored ADR	7,230	183,425
	Bancolombia SA	20,965	150,698
	Bolsa de Valores de Colombia	3,425	5,326
	Celsia SA ESP	146,373	82,244
	Cementos Argos SA	166,390	112,190
*	CEMEX Latam Holdings SA	49,384	41,997
*	Corp. Financiera Colombiana SA	28,501	92,910
	Ecopetrol SA	474,398	235,338
	Grupo de Inversiones Suramericana SA	5,677	45,761
	Grupo Energia Bogota SA ESP	208,777	69,624
	Interconexion Electrica SA ESP	42,070	164,149
	Mineros SA	75,622	25,724
	Promigas SA ESP	7,608	6,701

TOTAL COLOMBIA			1,362,967

CZECH REPUBLIC — (0.1%)
	Komercni Banka AS	12,854	368,142
Ω	Moneta Money Bank AS	112,388	327,821

TOTAL CZECH REPUBLIC			695,963

EGYPT — (0.0%)
	Commercial International Bank Egypt SAE, GDR	335,066	425,219
*	Egyptian Financial Group-Hermes Holding Co.,GDR	12,263	13,490

TOTAL EGYPT			438,709

GREECE — (0.3%)
*	Aegean Airlines SA	17,670	87,306
*	Alpha Services & Holdings SA	264,704	245,141
	Athens Water Supply & Sewage Co. SA	14,835	105,632
	Autohellas Tourist & Trading SA	10,750	120,154
	Bank of Greece	8,714	139,084
	ElvalHalcor SA	21,891	30,985
	Entersoft SA Software Development & Related Services Co.	1,976	6,993
	Epsilon Net SA	6,513	34,499
*	Eurobank Ergasias Services & Holdings SA, Class A	430,458	424,949
*††	FF Group	11,777	10,475
	Fourlis Holdings SA	22,299	58,384
	Galaxy Cosmos Mezz PLC	9,804	1,583
	GEK Terna Holding Real Estate Construction SA	21,964	209,087

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (Continued)
	Hellenic Energy Holdings SA	19,364	$132,381
	Hellenic Exchanges - Athens Stock Exchange SA	12,039	37,268
	Hellenic Telecommunications Organization SA	38,831	609,823
	Holding Co. ADMIE IPTO SA	35,459	58,728
	Intracom Holdings SA	17,381	27,838
*	Intracom SA Technical & Steel Constructions	4,985	6,717
	JUMBO SA	18,507	262,866
	Kri-Kri Milk Industry SA	1,705	9,073
*	LAMDA Development SA	30,571	185,222
	Motor Oil Hellas Corinth Refineries SA	19,191	329,836
	Mytilineos SA	13,344	223,755
*	National Bank of Greece SA	53,913	195,344
*	Piraeus Financial Holdings SA	120,049	147,997
	Piraeus Port Authority SA	3,226	51,158
	Quest Holdings SA	10,452	41,674
	Sarantis SA	8,143	51,045
	Sunrisemezz PLC	17,150	1,388
	Terna Energy SA	9,581	178,055
	Thrace Plastics Holding & Co.	7,382	27,546

TOTAL GREECE			4,051,986

HONG KONG — (0.0%)
*††	Anxin-China Holdings Ltd.	784,000	0
*††	C Fiber Optic	396,000	0
*††	China Common Rich Renewable Energy Investments Ltd.	1,016,000	0
*††	DBA Telecommunication (Asia) Holdings Ltd.	112,000	0
*	Kai Yuan Holdings Ltd.	1,320,000	3,028
*††	Karce Co. Ltd.	134,000	0
*	Realord Group Holdings Ltd.	60,000	70,396
*	Taung Gold International Ltd.	4,350,000	12,730
*	Tongda Group Holdings Ltd.	3,634,999	34,268
*	Untrade.Lumena Newmat	23,400	0
*††	Youyuan International Holdings Ltd.	136,920	0

TOTAL HONG KONG			120,422

HUNGARY — (0.1%)
#	4iG Nyrt	18,019	30,029
	Magyar Telekom Telecommunications PLC	119,189	85,586
	MASTERPLAST Nyrt	1,200	12,424
#	MOL Hungarian Oil & Gas PLC	149,325	896,561
*	Opus Global Nyrt	113,275	32,530
	OTP Bank Nyrt	17,716	386,489

TOTAL HUNGARY			1,443,619

INDIA — (17.2%)
*	3i Infotech Ltd.	36,203	19,158
*	3M India Ltd.	81	22,840
	63 Moons Technologies Ltd.	12,877	24,660
	Aarti Industries Ltd.	57,016	480,628
	Aarti Pharmalabs Ltd.	14,254	65,297
*	Aavas Financiers Ltd.	2,342	57,087
	ABB India Ltd.	5,992	221,476
	Abbott India Ltd.	1,520	351,847
	Action Construction Equipment Ltd.	17,387	65,006
*	Adani Green Energy Ltd.	16,810	428,240
	Adani Ports & Special Economic Zone Ltd.	105,714	1,054,980
	Adani Total Gas Ltd.	32,470	1,428,906
*	Adani Transmission Ltd.	53,952	2,186,929

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	ADF Foods Ltd.	4,598	$39,511
*	Aditya Birla Capital Ltd.	322,482	454,671
	Advanced Enzyme Technologies Ltd.	19,244	66,117
	Aegis Logistics Ltd.	72,228	271,580
	AGI Greenpac Ltd.	11,808	47,175
	Agro Tech Foods Ltd.	3,238	30,124
	Ahluwalia Contracts India Ltd.	14,434	76,265
	AIA Engineering Ltd.	17,441	569,636
	Ajanta Pharma Ltd.	20,501	318,159
	Akzo Nobel India Ltd.	4,369	112,520
	Alembic Ltd.	38,303	32,718
	Alembic Pharmaceuticals Ltd.	33,619	223,512
	Alkyl Amines Chemicals	4,697	168,111
	Allcargo Logistics Ltd.	41,140	215,131
*	Alok Industries Ltd.	422,420	78,965
	Amara Raja Batteries Ltd.	53,153	328,216
*	Amber Enterprises India Ltd.	2,294	57,342
	Amrutanjan Health Care Ltd.	6,756	59,987
	Anant Raj Ltd.	43,134	59,398
	Andhra Paper Ltd.	2,056	12,263
	Andhra Sugars Ltd.	35,170	59,975
	Angel One Ltd.	10,675	206,495
	Apar Industries Ltd.	9,235	167,369
	Apcotex Industries Ltd.	8,905	52,774
	APL Apollo Tubes Ltd.	47,144	615,150
	Apollo Tyres Ltd.	228,762	802,539
*	Arvind Fashions Ltd.	23,253	103,826
*	Arvind Ltd.	87,072	97,824
*	Arvind SmartSpaces Ltd.	3,774	11,416
	Asahi India Glass Ltd.	25,092	187,341
	Ashiana Housing Ltd.	14,599	27,907
	Ashok Leyland Ltd.	183,789	340,338
*	Ashoka Buildcon Ltd.	87,239	78,088
	Asian Granito India Ltd.	47,563	32,308
	Asian Paints Ltd.	63,631	2,397,808
	Astec Lifesciences Ltd.	2,277	59,573
	Astral Ltd.	20,253	498,829
	AstraZeneca Pharma India Ltd.	1,609	64,145
	Atul Ltd.	7,028	718,135
Ω	AU Small Finance Bank Ltd.	52,100	371,421
	AurionPro Solutions Ltd.	1,948	8,920
	Automotive Axles Ltd.	1,880	44,631
	Avanti Feeds Ltd.	25,345	135,247
*Ω	Avenue Supermarts Ltd.	9,012	471,023
	Axis Bank Ltd.	545,735	5,984,790
	Bajaj Auto Ltd.	14,542	646,434
	Bajaj Consumer Care Ltd.	43,626	84,006
	Bajaj Electricals Ltd.	765	10,799
	Bajaj Finance Ltd.	32,141	2,779,007
	Bajaj Finserv Ltd.	35,520	724,819
*	Bajaj Hindusthan Sugar Ltd.	432,055	53,813
	Bajaj Holdings & Investment Ltd.	8,692	698,599
	Balaji Amines Ltd.	4,328	158,464
	Balkrishna Industries Ltd.	25,019	594,603
	Balmer Lawrie & Co. Ltd.	37,385	51,201
	Balrampur Chini Mills Ltd.	70,130	268,505
	Banco Products India Ltd.	7,680	17,830
*Ω	Bandhan Bank Ltd.	141,251	409,355
	Bank of Baroda	222,888	398,344

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Bank of India	226,125	$164,422
	Bank of Maharashtra	237,781	58,619
	Bannari Amman Sugars Ltd.	1,587	53,761
	BASF India Ltd.	4,643	161,152
	Bata India Ltd.	17,976	395,758
	BEML Ltd.	8,125	154,575
	BEML Ltd.	8,125	36,803
	Berger Paints India Ltd.	51,050	362,295
*	BF Utilities Ltd.	5,676	26,788
	Bhansali Engineering Polymers Ltd.	29,929	39,536
	Bharat Bijlee Ltd.	1,695	49,241
	Bharat Forge Ltd.	68,252	685,469
	Bharat Petroleum Corp. Ltd.	167,838	616,178
	Bharat Rasayan Ltd.	436	57,838
	Bharti Airtel Ltd.	517,353	5,202,910
	Biocon Ltd.	98,323	321,794
	Birlasoft Ltd.	70,930	232,368
*	Black Box Ltd.	9,130	17,585
	BLS International Services Ltd.	15,934	62,861
	Blue Dart Express Ltd.	1,912	175,515
	Blue Star Ltd.	14,014	209,397
	Bodal Chemicals Ltd.	32,546	31,799
	Bombay Burmah Trading Co.	14,764	156,172
*	Bombay Dyeing & Manufacturing Co. Ltd.	32,915	32,400
*	Borosil Ltd.	7,671	38,913
*	Borosil Renewables Ltd.	22,024	149,947
	Bosch Ltd.	1,096	218,208
	Brigade Enterprises Ltd.	49,119	297,076
	Britannia Industries Ltd.	20,607	937,555
	BSE Ltd.	34,550	246,775
*	Camlin Fine Sciences Ltd.	32,194	61,517
	Can Fin Homes Ltd.	39,938	252,775
	Canara Bank	100,441	353,322
*	Capacit’e Infraprojects Ltd.	12,709	24,538
	Carborundum Universal Ltd.	41,823	430,834
	Care Ratings Ltd.	10,849	64,272
	Castrol India Ltd.	148,816	224,819
	CCL Products India Ltd.	41,644	252,915
	Ceat Ltd.	16,297	303,705
*	Central Bank of India Ltd.	285,564	70,368
	Central Depository Services India Ltd.	21,603	320,337
	Century Enka Ltd.	9,604	49,238
	Century Plyboards India Ltd.	25,804	187,475
	Century Textiles & Industries Ltd.	22,804	235,541
	Cera Sanitaryware Ltd.	1,761	117,798
*	CG Power & Industrial Solutions Ltd.	227,965	717,271
*	Chalet Hotels Ltd.	5,998	26,464
	Chambal Fertilisers & Chemicals Ltd.	114,070	450,902
	Chennai Petroleum Corp. Ltd.	24,250	61,054
††	Chennai Super Kings Cricket Ltd.	130,176	663
	Cholamandalam Financial Holdings Ltd.	49,844	378,538
	Cholamandalam Investment & Finance Co. Ltd.	129,501	1,114,952
	Cigniti Technologies Ltd.	6,994	52,531
	City Union Bank Ltd.	186,470	418,547
*	Clariant Chemicals India Ltd.	7,185	35,897
	Coforge Ltd.	12,362	568,446
	Colgate-Palmolive India Ltd.	30,342	598,455
	Computer Age Management Services Ltd.	11,745	362,015
	Container Corp. of India Ltd.	59,480	572,824

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Coromandel International Ltd.	57,230	$665,061
	Cosmo First Ltd.	9,206	81,575
*	CreditAccess Grameen Ltd.	23,989	282,935
	CRISIL Ltd.	7,019	254,321
	Crompton Greaves Consumer Electricals Ltd.	232,210	1,016,336
*	CSB Bank Ltd.	28,885	79,373
	Cummins India Ltd.	28,967	471,182
	Cyient Ltd.	27,207	246,626
*	D B Realty Ltd.	41,589	51,404
	Dabur India Ltd.	95,166	640,009
	Dalmia Bharat Sugar & Industries Ltd.	11,130	42,656
	DB Corp. Ltd.	34,520	47,563
	DCB Bank Ltd.	151,474	197,553
	DCM Shriram Ltd.	19,412	245,445
	DCW Ltd.	83,262	60,295
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	33,488	391,222
	Deepak Nitrite Ltd.	23,548	658,923
*	DEN Networks Ltd.	103,396	41,277
*	Dhampur Bio Organics Ltd.	26,038	51,288
	Dhampur Sugar Mills Ltd.	26,038	62,446
*	Dhani Services Ltd.	83,701	57,501
	Dhanuka Agritech Ltd.	7,493	66,010
Ω	Dilip Buildcon Ltd.	22,705	59,269
*	Dish TV India Ltd.	686,586	131,916
*	Dishman Carbogen Amcis Ltd.	29,525	35,376
	Divi’s Laboratories Ltd.	28,358	1,236,401
	Dixon Technologies India Ltd.	13,472	736,001
	DLF Ltd.	89,747	417,766
	Dollar Industries Ltd.	4,718	28,501
Ω	Dr Lal PathLabs Ltd.	14,565	450,666
*	DRC Systems India Ltd.	1,930	665
*	Dredging Corp. of India Ltd.	9,804	40,459
	Dwarikesh Sugar Industries Ltd.	48,045	51,722
	Dynamatic Technologies Ltd.	1,424	41,424
	eClerx Services Ltd.	12,940	206,274
	Edelweiss Financial Services Ltd.	219,735	153,901
	Eicher Motors Ltd.	22,241	1,037,509
	EID Parry India Ltd.	50,617	382,216
*	EIH Associated Hotels	5,499	33,037
*	EIH Ltd.	62,367	145,919
	Electrosteel Castings Ltd.	224,823	109,064
	Elgi Equipments Ltd.	54,064	316,998
	Emami Ltd.	86,856	501,377
Ω	Endurance Technologies Ltd.	12,236	200,321
	Engineers India Ltd.	168,805	143,372
	EPL Ltd.	51,818	96,428
*Ω	Equitas Small Finance Bank Ltd.	114,940	69,711
Ω	Eris Lifesciences Ltd.	14,887	133,008
	ESAB India Ltd.	1,718	70,130
	Escorts Kubota Ltd.	14,835	364,600
*	Eveready Industries India Ltd.	9,038	31,994
	Everest Industries Ltd.	4,404	47,372
	Everest Kanto Cylinder Ltd.	17,733	23,327
	Excel Industries Ltd.	2,718	39,077
	Exide Industries Ltd.	230,270	460,800
*	FDC Ltd.	31,187	117,580
	Federal Bank Ltd.	769,827	1,223,829
*	Federal-Mogul Goetze India Ltd.	5,989	23,238
	FIEM Industries Ltd.	2,291	44,403

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Filatex India Ltd.	46,239	$56,010
	Fine Organic Industries Ltd.	2,709	188,212
	Finolex Cables Ltd.	33,325	209,130
	Finolex Industries Ltd.	142,320	231,012
	Firstsource Solutions Ltd.	127,418	159,898
	Force Motors Ltd.	2,387	39,406
*	Future Consumer Ltd.	582,124	12,328
	Gabriel India Ltd.	37,453	69,344
	GAIL India Ltd.	957,288	1,051,759
	Galaxy Surfactants Ltd.	4,294	150,624
*	Ganesh Housing Corp. Ltd.	7,737	32,203
	Garware Technical Fibres Ltd.	4,509	190,881
	Gateway Distriparks Ltd.	129,936	114,409
*	Gati Ltd.	31,580	66,926
*	GE Power India Ltd.	2,341	3,979
Ω	General Insurance Corp. of India	48,305	72,374
	Genus Power Infrastructures Ltd.	53,841	57,818
	GHCL Ltd.	44,127	344,519
	GIC Housing Finance Ltd.	30,931	49,985
	Gillette India Ltd.	2,641	164,501
	GlaxoSmithKline Pharmaceuticals Ltd.	14,084	234,995
	GMM Pfaudler Ltd.	500	11,169
Ω	Godrej Agrovet Ltd.	16,911	102,363
*	Godrej Consumer Products Ltd.	66,315	666,963
*	Godrej Industries Ltd.	25,204	131,071
*	Godrej Properties Ltd.	15,405	235,809
	Goodyear India Ltd.	3,147	38,706
	Granules India Ltd.	77,118	347,598
	Graphite India Ltd.	29,753	126,873
	Grasim Industries Ltd.	49,798	1,040,028
	Grauer & Weil India Ltd.	50,798	56,233
	Gravita India Ltd.	6,556	29,152
	Great Eastern Shipping Co. Ltd.	51,728	346,907
	Greaves Cotton Ltd.	24,260	44,432
	Greenlam Industries Ltd.	13,155	50,486
	Greenpanel Industries Ltd.	24,209	108,200
	Greenply Industries Ltd.	26,592	55,753
	Grindwell Norton Ltd.	13,345	343,367
	Gujarat Alkalies & Chemicals Ltd.	11,190	121,163
	Gujarat Ambuja Exports Ltd.	44,069	134,626
	Gujarat Fluorochemicals Ltd.	8,661	396,102
	Gujarat Gas Ltd.	40,156	252,452
	Gujarat Industries Power Co. Ltd.	20,071	20,260
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	55,142	473,177
	Gujarat Pipavav Port Ltd.	144,453	149,814
	Gujarat State Fertilizers & Chemicals Ltd.	91,799	137,009
	Gujarat State Petronet Ltd.	198,246	542,088
	Gulf Oil Lubricants India Ltd.	6,831	34,094
	Happiest Minds Technologies Ltd.	15,365	180,214
*	Hathway Cable & Datacom Ltd.	233,385	45,136
	Hatsun Agro Product Ltd.	22,189	256,396
	Havells India Ltd.	34,877	514,297
	HBL Power Systems Ltd.	91,746	116,264
	HCL Technologies Ltd.	211,250	2,652,959
Ω	HDFC Asset Management Co. Ltd.	18,551	465,659
	HDFC Bank Ltd.	363,410	6,591,800
Ω	HDFC Life Insurance Co. Ltd.	51,749	338,218
*	HealthCare Global Enterprises Ltd.	15,362	53,795
	HEG Ltd.	4,241	54,188

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Heritage Foods Ltd.	13,729	$49,919
	Hero MotoCorp Ltd.	41,043	1,330,054
	Hester Biosciences Ltd.	1,956	46,792
	HFCL Ltd.	411,000	408,956
	HG Infra Engineering Ltd.	11,008	75,529
	Hikal Ltd.	25,013	99,707
	HIL Ltd.	2,268	78,120
	Himadri Speciality Chemical Ltd.	135,759	169,972
	Himatsingka Seide Ltd.	25,036	28,176
	Hinduja Global Solutions Ltd.	8,172	120,792
*	Hindustan Construction Co. Ltd.	299,215	51,161
	Hindustan Copper Ltd.	93,901	117,036
*	Hindustan Oil Exploration Co. Ltd.	24,931	41,506
	Hindustan Unilever Ltd.	78,109	2,417,031
	Hitachi Energy India Ltd.	2,464	94,408
	Hle Glascoat Ltd.	4,365	34,889
	Honda India Power Products Ltd.	1,898	39,381
	Honeywell Automation India Ltd.	338	160,538
	Housing Development Finance Corp. Ltd.	159,630	4,773,126
	Huhtamaki India Ltd.	11,366	29,963
	I G Petrochemicals Ltd.	7,654	48,161
#	ICICI Bank Ltd., Sponsored ADR	184,237	4,060,595
	ICICI Bank Ltd.	331,769	3,648,122
Ω	ICICI Lombard General Insurance Co. Ltd.	34,033	482,017
Ω	ICICI Prudential Life Insurance Co. Ltd.	38,809	238,828
Ω	ICICI Securities Ltd.	21,985	137,538
	ICRA Ltd.	1,751	86,911
*	IDFC First Bank Ltd.	918,345	623,993
	IDFC Ltd.	610,819	571,802
*	IFB Industries Ltd.	3,742	42,471
	IIFL Finance Ltd.	77,100	391,262
	IIFL Securities Ltd.	90,784	74,392
	IIFL Wealth Management Ltd.	15,431	331,402
*	Indiabulls Housing Finance Ltd.	117,853	183,463
*	Indiabulls Real Estate Ltd.	92,508	87,297
Ω	IndiaMart InterMesh Ltd.	3,216	178,618
	Indian Bank	110,312	341,425
Ω	Indian Energy Exchange Ltd.	185,763	313,742
	Indian Hotels Co. Ltd.	63,746	257,177
	Indian Hume Pipe Co. Ltd.	8,416	16,602
	Indian Oil Corp. Ltd.	507,670	419,004
*	Indian Overseas Bank	405,204	91,121
	Indian Railway Catering & Tourism Corp. Ltd.	34,216	306,312
Ω	Indian Railway Finance Corp. Ltd.	164,922	45,123
	Indo Count Industries Ltd.	32,201	54,513
	Indoco Remedies Ltd.	15,510	66,612
	Indraprastha Gas Ltd.	76,122	393,298
	Indus Towers Ltd.	293,271	658,616
	IndusInd Bank Ltd.	68,733	950,689
	INEOS Styrolution India Ltd.	4,184	42,748
	Infibeam Avenues Ltd.	318,648	67,756
	Info Edge India Ltd.	11,963	566,082
#	Infosys Ltd., Sponsored ADR	168,060	3,147,764
	Infosys Ltd.	580,213	10,825,296
	Ingersoll Rand India Ltd.	3,630	96,151
*	Inox Wind Ltd.	37,589	67,556
	Insecticides India Ltd.	5,157	44,907
	Intellect Design Arena Ltd.	28,372	148,426
*Ω	InterGlobe Aviation Ltd.	18,958	409,232

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	IOL Chemicals & Pharmaceuticals Ltd.	15,970	$69,382
	IRB Infrastructure Developers Ltd.	38,798	109,949
Ω	IRCON International Ltd.	133,176	70,998
	ISGEC Heavy Engineering Ltd.	4,214	25,019
	ITD Cementation India Ltd.	35,112	51,287
*	ITI Ltd.	44,904	57,585
	J Kumar Infraprojects Ltd.	16,914	54,881
	Jagran Prakashan Ltd.	46,910	37,767
*	Jammu & Kashmir Bank Ltd.	135,881	64,885
	Jamna Auto Industries Ltd.	77,319	104,847
	JB Chemicals & Pharmaceuticals Ltd.	16,021	382,422
	JBM Auto Ltd.	7,490	36,913
	Jindal Poly Films Ltd.	11,833	120,519
	Jindal Saw Ltd.	99,518	93,924
*	Jindal Stainless Hisar Ltd.	65,523	225,731
*	Jindal Stainless Ltd.	125,769	215,273
	JK Paper Ltd.	51,275	257,930
	JK Tyre & Industries Ltd.	58,717	123,969
	JM Financial Ltd.	203,225	168,441
	JMC Projects India Ltd.	25,088	33,161
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	2,268	32,573
	JTEKT India Ltd.	20,747	26,302
	Jubilant Foodworks Ltd.	104,112	772,118
	Jubilant Ingrevia Ltd.	29,612	184,910
	Jubilant Pharmova Ltd.	42,157	189,307
	Jyothy Labs Ltd.	67,578	161,888
	Kajaria Ceramics Ltd.	36,528	478,648
	Kalpataru Power Transmission Ltd.	48,014	275,953
	Kalyani Steels Ltd.	18,095	65,625
	Kansai Nerolac Paints Ltd.	40,108	234,098
	Karnataka Bank Ltd.	178,606	207,239
	Karur Vysya Bank Ltd.	221,304	278,513
	Kaveri Seed Co. Ltd.	14,832	87,055
	KCP Ltd.	41,924	61,878
	KEC International Ltd.	64,342	341,109
	KEI Industries Ltd.	26,810	515,465
	Kennametal India Ltd.	2,843	85,092
*	Kesoram Industries Ltd.	63,885	43,664
	Kewal Kiran Clothing Ltd.	5,632	34,748
*	Kiri Industries Ltd.	15,528	98,981
	Kirloskar Brothers Ltd.	13,274	56,146
	Kirloskar Ferrous Industries Ltd.	32,419	103,078
	Kirloskar Oil Engines Ltd.	25,693	81,371
	Kitex Garments Ltd.	10,427	25,902
	KNR Constructions Ltd.	78,899	212,066
	Kolte-Patil Developers Ltd.	8,477	35,308
	Kotak Mahindra Bank Ltd.	84,951	1,955,593
	KPIT Technologies Ltd.	80,994	697,144
	KPR Mill Ltd.	51,868	345,097
	KRBL Ltd.	33,562	161,145
	KSB Ltd.	6,772	173,757
	L&T Finance Holdings Ltd.	302,996	296,897
Ω	L&T Technology Services Ltd.	9,743	416,378
	LA Opala RG Ltd.	10,121	47,723
	Lakshmi Machine Works Ltd.	1,027	160,151
Ω	Larsen & Toubro Infotech Ltd.	11,355	650,116
Ω	Laurus Labs Ltd.	135,665	746,307
	LG Balakrishnan & Bros Ltd.	13,711	125,483
	LIC Housing Finance Ltd.	169,821	832,771

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Linde India Ltd.	5,982	$221,673
	LT Foods Ltd.	85,633	130,543
	Lumax Auto Technologies Ltd.	17,711	52,376
	Lumax Industries Ltd.	1,101	20,349
	LUX Industries Ltd.	2,738	57,103
	Mahanagar Gas Ltd.	19,385	201,446
	Maharashtra Seamless Ltd.	14,092	133,598
	Mahindra & Mahindra Financial Services Ltd.	337,466	826,364
	Mahindra & Mahindra Ltd.	187,005	3,055,056
	Mahindra CIE Automotive Ltd.	56,642	205,212
*	Mahindra Holidays & Resorts India Ltd.	26,275	90,320
	Mahindra Lifespace Developers Ltd.	36,794	178,472
Ω	Mahindra Logistics Ltd.	9,559	61,760
	Maithan Alloys Ltd.	5,012	58,546
	Man Infraconstruction Ltd.	53,471	53,149
	Manappuram Finance Ltd.	264,738	336,743
	Marico Ltd.	128,924	820,176
	Maruti Suzuki India Ltd.	4,536	523,363
Ω	MAS Financial Services Ltd.	7,195	66,488
	Mastek Ltd.	6,199	126,943
*	Max Financial Services Ltd.	33,693	288,265
*	Max Ventures & Industries Ltd.	12,691	25,870
	Mayur Uniquoters Ltd.	9,705	54,728
	Mazagon Dock Shipbuilders Ltd.	16,075	123,178
*	Meghmani Finechem Ltd.	4,939	78,323
	Meghmani Organics Ltd.	65,639	87,875
Ω	Metropolis Healthcare Ltd.	10,176	207,837
	Minda Corp. Ltd.	35,037	82,540
	Mindtree Ltd.	25,072	1,030,405
*	Mirza International Ltd.	21,209	79,060
Ω	Mishra Dhatu Nigam Ltd.	29,936	86,141
	MM Forgings Ltd.	4,858	46,548
	Monte Carlo Fashions Ltd.	7,517	65,333
	Motherson Sumi Wiring India Ltd.	360,194	367,973
	Motilal Oswal Financial Services Ltd.	24,173	200,211
	Mphasis Ltd.	28,920	692,618
	MRF Ltd.	475	519,754
	Mrs Bectors Food Specialities Ltd.	10,283	47,357
	MSTC Ltd.	7,445	24,300
	Multi Commodity Exchange of India Ltd.	9,646	178,673
	Muthoot Finance Ltd.	46,432	586,734
	Nahar Spinning Mills Ltd.	4,602	15,413
*	National Fertilizers Ltd.	41,491	24,874
	Navin Fluorine International Ltd.	6,681	366,936
	Navneet Education Ltd.	37,731	63,625
	NBCC India Ltd.	274,103	107,899
	NELCO Ltd.	3,866	38,772
	Neogen Chemicals Ltd.	3,616	65,489
	NESCO Ltd.	11,313	78,791
*	Network18 Media & Investments Ltd.	34,704	26,882
	Neuland Laboratories Ltd.	3,747	67,760
	Newgen Software Technologies Ltd.	10,393	43,254
	NHPC Ltd.	473,959	244,586
	NIIT Ltd.	36,285	122,007
	Nilkamal Ltd.	2,955	74,748
Ω	Nippon Life India Asset Management Ltd.	39,609	129,955
	NOCIL Ltd.	43,170	126,595
	NRB Bearings Ltd.	34,282	70,233
	Nucleus Software Exports Ltd.	7,640	35,830

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	NXTDigital Ltd.	324	$1,538
	Oberoi Realty Ltd.	30,005	336,663
	Olectra Greentech Ltd.	7,407	50,275
*	Omaxe Ltd.	22,851	24,752
	OnMobile Global Ltd.	20,182	26,243
	Oracle Financial Services Software Ltd.	9,462	333,828
	Orient Cement Ltd.	82,690	130,168
	Orient Electric Ltd.	47,665	155,292
	Orient Paper & Industries Ltd.	86,102	43,533
	Oriental Aromatics Ltd.	4,300	23,864
	Oriental Carbon & Chemicals Ltd.	3,782	39,912
*	Oriental Hotels Ltd.	41,994	36,223
	Page Industries Ltd.	1,594	959,667
	Paisalo Digital Ltd.	88,777	96,851
	Panama Petrochem Ltd.	12,821	43,876
Ω	Parag Milk Foods Ltd.	20,587	26,504
*	Patel Engineering Ltd.	120,263	31,829
*	PC Jeweller Ltd.	106,159	132,747
	PCBL Ltd.	107,984	166,301
	Persistent Systems Ltd.	18,025	804,717
	Petronet LNG Ltd.	357,281	886,260
	Phoenix Mills Ltd.	26,677	461,055
	PI Industries Ltd.	17,806	698,118
	Pidilite Industries Ltd.	24,369	764,007
*Ω	PNB Housing Finance Ltd.	19,675	104,597
	PNC Infratech Ltd.	44,423	138,942
	Poly Medicure Ltd.	10,108	112,291
	Polycab India Ltd.	10,137	340,221
	Polyplex Corp. Ltd.	9,629	195,487
	Poonawalla Fincorp Ltd.	91,761	350,333
	Power Finance Corp. Ltd.	555,493	772,213
	Power Grid Corp. of India Ltd.	517,633	1,424,433
	Power Mech Projects Ltd.	2,117	45,028
	Praj Industries Ltd.	50,301	251,673
Ω	Prataap Snacks Ltd.	5,256	58,463
	Prestige Estates Projects Ltd.	68,865	368,794
*	Pricol Ltd.	34,915	81,276
*	Prime Focus Ltd.	2,316	2,124
	Prince Pipes & Fittings Ltd.	11,854	75,896
	Privi Speciality Chemicals Ltd.	3,901	62,015
	Procter & Gamble Health Ltd.	2,918	142,158
	Procter & Gamble Hygiene & Health Care Ltd.	2,169	367,975
	PSP Projects Ltd.	5,467	39,229
*	PTC India Financial Services Ltd.	82,653	13,890
	PTC India Ltd.	144,661	126,073
	Punjab National Bank	417,178	216,303
	Puravankara Ltd.	11,321	12,982
*	PVR Ltd.	9,918	212,708
Ω	Quess Corp. Ltd.	27,972	186,766
Ω	Quick Heal Technologies Ltd.	4,341	9,891
	Rain Industries Ltd.	115,421	234,117
	Rajesh Exports Ltd.	30,934	260,121
	Rallis India Ltd.	36,557	99,820
	Ramco Industries Ltd.	12,488	27,803
	Ramkrishna Forgings Ltd.	39,131	108,453
	Rane Holdings Ltd.	3,689	40,983
	Rashtriya Chemicals & Fertilizers Ltd.	107,630	132,331
	Ratnamani Metals & Tubes Ltd.	9,267	228,506
*Ω	RBL Bank Ltd.	197,467	322,526

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	REC Ltd.	865,480	$1,074,953
	Redington Ltd.	366,572	606,677
	Relaxo Footwears Ltd.	16,744	196,192
Ω	Reliance Industries Ltd., GDR	137,590	8,399,870
	Repco Home Finance Ltd.	18,308	47,160
	Rico Auto Industries Ltd.	28,598	20,266
	RITES Ltd.	30,606	142,110
	Route Mobile Ltd.	7,357	116,773
*	RPSG Ventures Ltd.	2,910	16,964
	RSWM Ltd.	9,086	34,626
	Rupa & Co. Ltd.	10,751	40,925
	Safari Industries India Ltd.	1,118	25,353
	Samvardhana Motherson International Ltd.	540,290	422,165
	Sandhar Technologies Ltd.	9,738	27,242
	Sangam India Ltd.	12,574	42,343
	Sanghvi Movers Ltd.	9,661	26,088
	Saregama India Ltd.	13,628	61,419
	Sasken Technologies Ltd.	2,274	24,837
*	Satin Creditcare Network Ltd.	22,021	38,192
	Savita Oil Technologies Ltd.	11,370	41,313
	SBI Cards & Payment Services Ltd.	28,338	283,101
Ω	SBI Life Insurance Co. Ltd.	32,525	498,422
	Schaeffler India Ltd.	10,955	367,079
*	SEAMEC Ltd.	2,693	35,960
*	SEPC Ltd.	251,807	24,804
	Sequent Scientific Ltd.	34,602	40,831
	Seshasayee Paper & Boards Ltd.	18,452	73,435
Ω	SH Kelkar & Co. Ltd.	40,231	66,548
	Shakti Pumps India Ltd.	4,128	24,010
	Shankara Building Products Ltd.	3,629	31,270
	Shanthi Gears Ltd.	2,959	13,922
	Sharda Cropchem Ltd.	13,482	61,083
	Sharda Motor Industries Ltd.	4,339	39,783
*	Sheela Foam Ltd.	4,965	166,022
	Shilpa Medicare Ltd.	10,912	41,562
	Shipping Corp. of India Ltd.	79,327	124,434
*	Shoppers Stop Ltd.	14,563	132,767
*	Shree Renuka Sugars Ltd.	210,696	137,171
	Shriram City Union Finance Ltd.	8,596	189,005
	Shriram Transport Finance Co. Ltd.	56,909	844,851
	Siemens Ltd.	6,531	230,621
*	SIS Ltd.	18,895	95,693
	Siyaram Silk Mills Ltd.	11,411	60,724
	SKF India Ltd.	9,711	515,532
	Sobha Ltd.	17,877	135,407
*	Solara Active Pharma Sciences Ltd.	6,106	29,469
	Somany Ceramics Ltd.	8,301	54,232
	Sonata Software Ltd.	39,571	249,558
*	South Indian Bank Ltd.	1,077,183	177,748
*	Spandana Sphoorty Financial Ltd.	9,158	68,040
	SRF Ltd.	38,924	1,203,899
*	Star Cement Ltd.	55,495	71,441
	State Bank of India	253,385	1,758,721
	State Bank of India, GDR	7,803	536,846
	Sterlite Technologies Ltd.	74,163	148,266
*	Strides Pharma Science Ltd.	26,713	100,306
*	Stylam Industries Ltd.	1,669	22,172
*	Subex Ltd.	185,975	67,636
	Subros Ltd.	9,171	36,383

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Sudarshan Chemical Industries Ltd.	18,585	$92,547
	Sun TV Network Ltd.	53,547	337,999
	Sundaram Finance Holdings Ltd.	6,562	7,087
	Sundaram Finance Ltd.	16,457	462,232
	Sundaram-Clayton Ltd.	2,777	161,010
	Sundram Fasteners Ltd.	41,227	469,392
	Sunteck Realty Ltd.	29,355	138,465
	Suprajit Engineering Ltd.	34,522	136,013
	Supreme Industries Ltd.	25,343	664,143
	Supreme Petrochem Ltd.	17,842	163,438
	Sutlej Textiles & Industries Ltd.	76,960	60,515
	Suven Pharmaceuticals Ltd.	39,046	188,348
*	Suzlon Energy Ltd.	1,699,463	165,400
	Swaraj Engines Ltd.	2,802	53,804
	Symphony Ltd.	6,123	62,036
	Tamil Nadu Newsprint & Papers Ltd.	20,871	67,659
	Tamilnadu Petroproducts Ltd.	31,074	35,919
	Tanla Platforms Ltd.	27,111	243,543
	Tasty Bite Eatables Ltd.	176	25,473
	Tata Chemicals Ltd.	85,886	1,175,893
	Tata Coffee Ltd.	45,510	119,308
	Tata Communications Ltd.	30,412	461,670
	Tata Consultancy Services Ltd.	149,712	5,754,366
	Tata Consumer Products Ltd.	78,569	731,845
	Tata Elxsi Ltd.	10,764	913,240
*	Tata Motors Ltd.	532,412	2,661,828
	Tata Steel Long Products Ltd.	2,481	18,456
*	Tata Teleservices Maharashtra Ltd.	45,294	55,808
	TCI Express Ltd.	4,987	114,349
*Ω	TCNS Clothing Co. Ltd.	1,488	11,040
	TD Power Systems Ltd.	28,785	43,154
	Tech Mahindra Ltd.	139,710	1,796,885
	Techno Electric & Engineering Co. Ltd.	28,836	97,865
*Ω	Tejas Networks Ltd.	15,240	126,367
	Texmaco Rail & Engineering Ltd.	91,863	54,104
	Thermax Ltd.	10,080	266,134
	Thirumalai Chemicals Ltd.	39,033	88,852
*	Thomas Cook India Ltd.	57,162	52,323
Ω	Thyrocare Technologies Ltd.	8,171	63,232
	Tide Water Oil Co. India Ltd.	2,844	34,947
	Time Technoplast Ltd.	67,520	83,704
	Timken India Ltd.	8,915	322,686
	Tinplate Co. of India Ltd.	20,120	74,183
*	Titagarh Wagons Ltd.	29,474	56,831
	Titan Co. Ltd.	69,152	2,310,392
	Torrent Power Ltd.	45,482	277,884
	Tourism Finance Corp. of India Ltd.	11,075	11,507
	Transport Corp. of India Ltd.	15,306	132,489
	Trent Ltd.	30,573	563,624
	Trident Ltd.	493,708	210,406
	Triveni Engineering & Industries Ltd.	44,269	135,179
	Triveni Turbine Ltd.	39,003	131,933
	TTK Prestige Ltd.	17,712	198,918
	Tube Investments of India Ltd.	29,231	961,218
	TV Today Network Ltd.	18,933	63,576
*	TV18 Broadcast Ltd.	274,374	116,045
	TVS Motor Co. Ltd.	78,854	1,092,053
	TVS Srichakra Ltd.	2,015	60,194
	Uflex Ltd.	22,954	194,163

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Ugro Capital Ltd.	24,028	$51,794
*	Ujjivan Financial Services Ltd.	40,188	119,253
*Ω	Ujjivan Small Finance Bank Ltd.	217,733	66,299
	Union Bank of India Ltd.	336,704	218,982
	UNO Minda Ltd.	60,872	394,104
	UPL Ltd.	221,403	1,959,389
	UTI Asset Management Co. Ltd.	11,755	99,643
*	VA Tech Wabag Ltd.	21,305	68,103
	Vaibhav Global Ltd.	27,020	115,498
	Vakrangee Ltd.	216,250	82,422
Ω	Valiant Organics Ltd.	1,142	9,215
	Vardhman Textiles Ltd.	82,134	334,289
*Ω	Varroc Engineering Ltd.	19,549	73,687
	Varun Beverages Ltd.	68,356	866,911
	Venky’s India Ltd.	2,715	63,804
	Vesuvius India Ltd.	4,733	86,220
	V-Guard Industries Ltd.	74,187	229,700
	Vimta Labs Ltd.	5,885	30,221
	Vinati Organics Ltd.	10,099	233,128
	Vindhya Telelinks Ltd.	3,484	56,184
	VIP Industries Ltd.	21,248	195,949
	Visaka Industries Ltd.	6,280	41,037
*	Vodafone Idea Ltd.	2,739,653	285,138
	Voltamp Transformers Ltd.	2,623	86,396
	Voltas Ltd.	31,044	329,228
	VRL Logistics Ltd.	15,003	110,129
	VST Tillers Tractors Ltd.	2,106	57,126
	Welspun Corp. Ltd.	72,342	194,603
	Welspun Enterprises Ltd.	35,611	55,130
	Welspun India Ltd.	173,321	163,765
	West Coast Paper Mills Ltd.	30,651	226,642
*	Westlife Development Ltd.	21,857	198,318
	Wheels India Ltd.	5,230	39,812
	Whirlpool of India Ltd.	6,915	131,262
	Wipro Ltd.	239,951	1,122,550
*	Wonderla Holidays Ltd.	7,825	32,579
*	Yes Bank Ltd.	602,119	113,210
	Zee Entertainment Enterprises Ltd.	478,913	1,520,843
*	Zee Media Corp. Ltd.	375,388	71,250
	Zensar Technologies Ltd.	43,651	117,214

TOTAL INDIA			222,358,796

INDONESIA — (1.9%)
	Ace Hardware Indonesia Tbk PT	4,122,500	149,224
*	Adhi Karya Persero Tbk PT	820,325	29,221
*	Adi Sarana Armada Tbk PT	562,300	43,065
*	Agung Semesta Sejahtera Tbk PT	1,060,900	3,400
*	Alam Sutera Realty Tbk PT	6,226,300	69,445
*	Allo Bank Indonesia Tbk PT	127,800	18,849
	Aneka Gas Industri Tbk PT	143,500	18,860
	Arwana Citramulia Tbk PT	1,603,400	94,071
	Ashmore Asset Management Indonesia Tbk PT	158,800	10,553
	Astra Agro Lestari Tbk PT	312,067	170,088
	Astra Otoparts Tbk PT	444,800	37,656
*	Asuransi Maximus Graha Persada Tbk PT	678,200	5,602
*	Bank Amar Indonesia Tbk PT	659,600	13,221
	Bank BTPN Syariah Tbk PT	1,125,700	212,996
*	Bank Bukopin Tbk PT	9,138,043	79,367
	Bank Central Asia Tbk PT	6,222,500	3,517,438

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Bank China Construction Bank Indonesia Tbk PT	4,112,500	$23,699
*	Bank Jago Tbk PT	162,900	53,333
	Bank Mandiri Persero Tbk PT	3,759,044	2,539,434
*	Bank Mayapada International Tbk PT	1,992,100	87,407
	Bank Maybank Indonesia Tbk PT	6,214,700	101,265
*	Bank MNC Internasional Tbk PT	7,987,000	55,278
*	Bank Nationalnobu Tbk PT	1,017,400	36,389
	Bank Negara Indonesia Persero Tbk PT	1,145,700	690,780
	Bank Pan Indonesia Tbk PT	991,100	152,689
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,601,943	141,212
	Bank Pembangunan Daerah Jawa Timur Tbk PT	1,735,000	78,417
	Bank Rakyat Indonesia Persero Tbk PT	5,666,786	1,690,590
	Bank Syariah Indonesia Tbk PT	2,789,100	250,355
	Bank Tabungan Negara Persero Tbk PT	2,238,273	221,979
	Barito Pacific Tbk PT	3,647,200	192,961
*	Bekasi Fajar Industrial Estate Tbk PT	1,496,200	13,335
	BFI Finance Indonesia Tbk PT	4,446,300	315,567
*	Bintang Oto Global Tbk PT	343,800	29,876
	BISI International Tbk PT	932,700	88,417
	Blue Bird Tbk PT	215,700	21,256
*	Buana Lintas Lautan Tbk PT	8,333,400	82,264
*	Bumi Resources Tbk PT	36,562,700	443,488
*	Bumi Serpong Damai Tbk PT	3,270,400	195,028
*	Bumi Teknokultura Unggul Tbk PT	2,771,100	8,883
*	Capital Financial Indonesia Tbk PT	1,034,500	50,378
	Charoen Pokphand Indonesia Tbk PT	1,432,715	511,845
	Ciputra Development Tbk PT	5,061,500	304,979
*	Citra Marga Nusaphala Persada Tbk PT	1,345,302	167,434
	Dharma Satya Nusantara Tbk PT	2,128,100	75,766
	Elang Mahkota Teknologi Tbk PT	1,073,300	106,404
	Elnusa Tbk PT	2,138,700	51,523
	Erajaya Swasembada Tbk PT	5,078,600	140,204
*	Gajah Tunggal Tbk PT	636,500	24,675
	Garudafood Putra Putri Jaya Tbk PT	4,648,700	154,977
*	Global Mediacom Tbk PT	506,000	9,724
*††	Hanson International Tbk PT	46,633,300	0
	Hexindo Adiperkasa Tbk PT	105,600	39,626
	Impack Pratama Industri Tbk PT	180,300	39,552
	Indofood CBP Sukses Makmur Tbk PT	210,700	131,514
	Indofood Sukses Makmur Tbk PT	1,390,000	575,132
	Indomobil Sukses Internasional Tbk PT	357,500	20,878
	Indosat Tbk PT	259,200	112,486
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,078,272	98,645
*††	Inovisi Infracom Tbk PT	668,445	0
	Integra Indocabinet Tbk PT	1,106,900	30,663
*††	Inti Agri Resources Tbk PT	3,873,200	2,328
	Jaccs Mitra Pinasthika Mustika Tbk PT	665,400	43,695
	Japfa Comfeed Indonesia Tbk PT	3,157,700	280,569
*	Jasa Marga Persero Tbk PT	653,526	142,886
	Jaya Real Property Tbk PT	562,800	16,816
*	Kapuas Prima Coal Tbk PT	4,380,500	16,814
*	Kawasan Industri Jababeka Tbk PT	10,561,668	101,579
	KMI Wire & Cable Tbk PT	1,054,000	20,249
*	Kresna Graha Investama Tbk PT.	3,259,900	10,434
*	M Cash Integrasi PT	83,600	58,397
	Mahkota Group Tbk PT	466,300	23,916
*	Malindo Feedmill Tbk PT	443,300	15,499
*	Map Aktif Adiperkasa PT	358,800	73,630
	Matahari Department Store Tbk PT	521,800	156,179

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Mayora Indah Tbk PT	572,525	$87,999
*	MD Pictures Tbk PT	207,400	35,749
	Medco Energi Internasional Tbk PT	4,716,200	349,825
	Media Nusantara Citra Tbk PT	4,138,800	217,807
*	Mega Manunggal Property Tbk PT	1,399,800	42,550
*	Merdeka Copper Gold Tbk PT	1,151,121	278,728
	Metrodata Electronics Tbk PT	1,919,700	72,002
*	Mitra Adiperkasa Tbk PT	4,355,300	336,804
	Mitra Keluarga Karyasehat Tbk PT	2,093,300	370,805
*	MNC Kapital Indonesia Tbk PT	4,112,200	27,441
*	MNC Land Tbk PT	10,467,300	55,686
*	MNC Studios International Tbk PT	210,800	67,862
*	MNC Vision Networks Tbk PT	9,938,000	52,705
*	Mulia Industrindo Tbk PT	591,600	21,619
*	Multipolar Tbk PT	4,786,200	40,474
	Nippon Indosari Corpindo Tbk PT	471,744	37,956
	Pabrik Kertas Tjiwi Kimia Tbk PT	611,200	306,176
*	Pacific Strategic Financial Tbk PT	979,900	71,935
	Pakuwon Jati Tbk PT	7,007,400	196,883
	Panin Financial Tbk PT	5,975,200	243,370
*	Paninvest Tbk PT	637,500	76,505
	Perusahaan Gas Negara Tbk PT	1,554,200	196,932
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,024,600	146,647
*††	Pool Advista Indonesia Tbk PT	350,400	211
*	PP Persero Tbk PT	1,615,042	91,139
	Puradelta Lestari Tbk PT	4,607,600	53,741
	Ramayana Lestari Sentosa Tbk PT	1,095,400	40,403
*††	Rimo International Lestari Tbk PT	18,540,300	11,144
	Rukun Raharja Tbk PT	345,700	21,544
	Salim Ivomas Pratama Tbk PT	1,908,700	51,931
	Sampoerna Agro Tbk PT	487,800	67,589
	Samudera Indonesia Tbk PT	922,900	140,176
	Sarana Menara Nusantara Tbk PT	6,604,400	488,887
	Sariguna Primatirta Tbk PT	1,029,900	47,539
	Sawit Sumbermas Sarana Tbk PT	2,014,500	179,477
	Selamat Sempurna Tbk PT	1,169,600	112,440
*	Sinar Mas Multiartha Tbk PT	16,500	12,543
*	Smartfren Telecom Tbk PT	22,628,300	112,952
*††	Sri Rejeki Isman Tbk PT	6,771,700	11,885
	Steel Pipe Industry of Indonesia PT	1,516,900	26,845
*††	Sugih Energy Tbk PT	5,670,200	0
	Sumber Alfaria Trijaya Tbk PT	3,695,500	667,779
	Summarecon Agung Tbk PT	4,993,220	189,509
	Surya Citra Media Tbk PT	10,696,700	160,447
	Surya Esa Perkasa Tbk PT	3,107,500	212,245
*	Surya Semesta Internusa Tbk PT	2,192,100	45,559
*††	Suryainti Permata Tbk PT	1,280,000	0
#	Telkom Indonesia Persero Tbk PT, ADR	51,776	1,440,408
	Temas Tbk PT	161,500	18,515
	Tempo Scan Pacific Tbk PT	330,100	28,799
	Tower Bersama Infrastructure Tbk PT	1,281,300	202,336
*††	Trada Alam Minera Tbk PT	12,608,800	7,579
	Transcoal Pacific Tbk PT	193,900	127,707
*	Trimegah Sekuritas IndonesiaTbk PT	287,000	5,518
	Triputra Agro Persada PT	3,012,800	134,410
	Tunas Baru Lampung Tbk PT	1,605,700	72,056
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,078,000	97,458
	Unilever Indonesia Tbk PT	1,349,300	401,423
*	Vale Indonesia Tbk PT	762,400	318,447

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*††	Waskita Beton Precast Tbk PT	4,254,600	$9,718
*	Waskita Karya Persero Tbk PT	3,281,726	101,214
	Wijaya Karya Beton Tbk PT	1,949,300	26,042
*	Wijaya Karya Persero Tbk PT	1,647,549	96,209
	XL Axiata Tbk PT	2,279,200	368,423

TOTAL INDONESIA			25,133,061

MALAYSIA — (1.5%)
	Able Global Bhd	41,700	12,042
	Aeon Co. M Bhd	233,900	68,291
	AEON Credit Service M Bhd	56,090	154,056
	AFFIN Bank Bhd	168,174	79,771
	Ajinomoto Malaysia Bhd	10,800	25,768
#	Alliance Bank Malaysia Bhd	425,900	333,204
	Allianz Malaysia Bhd	19,100	53,739
	AME Elite Consortium Bhd	97,500	28,846
	AMMB Holdings Bhd	251,075	217,252
*	Ancom Nylex Bhd	194,100	38,197
#	Ann Joo Resources Bhd	89,700	18,678
	Astro Malaysia Holdings Bhd	208,900	29,824
	Axiata Group Bhd	659,948	397,163
	Batu Kawan Bhd	38,400	170,287
	Berjaya Food Bhd	186,800	37,104
*	Bermaz Auto Bhd	306,800	128,380
#	BIMB Holdings Bhd	210,331	112,792
*	Boustead Holdings Bhd	400,560	48,824
#	Boustead Plantations Bhd	345,460	50,766
*	Bumi Armada Bhd	1,709,400	141,177
	Bursa Malaysia Bhd	215,700	294,272
	Cahya Mata Sarawak Bhd	334,800	59,463
#	CB Industrial Product Holding Bhd	114,580	26,891
	CIMB Group Holdings Bhd	686,286	801,667
*	Coastal Contracts Bhd	100,500	42,993
#	Comfort Glove Bhd	161,300	19,086
#	CSC Steel Holdings Bhd	104,200	26,043
	D&O Green Technologies Bhd	171,300	140,987
	Dayang Enterprise Holdings Bhd	244,545	64,047
	Dialog Group Bhd	312,614	136,236
	DiGi.Com Bhd	467,500	374,988
#	DRB-Hicom Bhd	544,600	154,451
	Dufu Technology Corp. Bhd	123,700	62,227
#	Duopharma Biotech Bhd	238,447	69,635
	Dutch Lady Milk Industries Bhd	6,400	41,075
	Eco World Development Group Bhd	361,200	46,237
#*	Eco World International Bhd	102,000	5,704
#*	Ekovest Bhd	872,950	58,227
	Evergreen Fibreboard Bhd	157,800	13,035
#	FGV Holdings Bhd	220,100	61,457
#	Formosa Prosonic Industries Bhd	64,800	43,248
	Fraser & Neave Holdings Bhd	31,400	136,328
	Frontken Corp. Bhd	322,850	168,036
	Gadang Holdings Bhd	227,100	14,660
	Gamuda Bhd	333,229	271,130
#	Gas Malaysia Bhd	57,400	40,935
*	Genetec Technology Bhd	24,900	11,060
	Genting Plantations Bhd	99,400	128,674
	George Kent Malaysia Bhd	175,200	18,510
	Globetronics Technology Bhd	175,566	38,751
#*	Greatech Technology Bhd	58,600	40,478

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Guan Chong Bhd	154,000	$68,528
	Hai-O Enterprise Bhd	94,811	28,702
	HAP Seng Consolidated Bhd	147,720	201,105
	Hap Seng Plantations Holdings Bhd	78,000	33,317
	Hartalega Holdings Bhd	801,000	365,685
	Hengyuan Refining Co. Bhd	32,500	29,233
	HeveaBoard Bhd	108,600	8,253
#	Hextar Global Bhd	111,520	55,904
*	Hextar Healthcare Bhd	139,900	13,907
	Hiap Teck Venture Bhd	695,000	33,850
	Hibiscus Petroleum Bhd	846,500	173,684
	Hong Leong Bank Bhd	54,390	243,805
	Hong Leong Capital Bhd	12,100	16,260
	Hong Leong Financial Group Bhd	40,913	165,293
	Hong Leong Industries Bhd	26,900	52,962
#*	Hong Seng Consolidated Bhd	369,600	17,179
	Hup Seng Industries Bhd	164,800	23,362
	IGB Bhd	64,547	31,579
	IJM Corp. Bhd	745,914	256,991
	Inari Amertron Bhd	535,263	282,510
	IOI Corp. Bhd	357,005	308,093
	IOI Properties Group Bhd	452,210	98,556
*	Iris Corp. Bhd	738,100	19,524
*	Iskandar Waterfront City Bhd	66,600	3,606
#*	JAKS Resources Bhd	727,080	38,450
	Jaya Tiasa Holdings Bhd	239,505	29,613
#*	JHM Consolidation Bhd	157,600	28,918
	Kelington Group Bhd	93,900	25,713
	Kenanga Investment Bank Bhd	262,900	48,691
	Kerjaya Prospek Group Bhd	145,309	36,241
	Kim Loong Resources Bhd	89,860	32,017
#*	KNM Group Bhd	1,318,284	23,711
#	Kobay Technology Bhd	48,200	29,737
#	Kretam Holdings Bhd	266,200	32,324
*	KSL Holdings Bhd	195,900	30,706
	Kuala Lumpur Kepong Bhd	115,968	530,944
	Land & General Bhd	960,740	18,482
#	LBS Bina Group Bhd	391,772	33,563
#*	Leong Hup International Bhd	320,600	30,859
	Lii Hen Industries Bhd	149,400	26,370
#	Lingkaran Trans Kota Holdings Bhd	58,400	61,775
#Ω	Lotte Chemical Titan Holding Bhd	238,476	66,136
#	LPI Capital Bhd	68,500	179,678
	Luxchem Corp. Bhd	106,800	11,972
#	Magni-Tech Industries Bhd	96,933	34,835
#	Mah Sing Group Bhd	614,652	66,456
	Malayan Banking Bhd	575,730	1,045,844
#	Malayan Flour Mills Bhd	285,450	32,931
*	Malaysia Airports Holdings Bhd	135,867	171,786
#	Malaysia Building Society Bhd	1,043,495	130,181
#	Malaysia Smelting Corp. Bhd	113,800	33,718
	Malaysian Pacific Industries Bhd	26,463	134,775
#	Malaysian Resources Corp. Bhd	993,988	63,148
	Matrix Concepts Holdings Bhd	383,075	114,873
#	Maxis Bhd	334,700	272,444
	MBM Resources Bhd	60,030	42,196
	Media Prima Bhd	328,100	29,458
	Mega First Corp. Bhd	242,800	168,504
	Mi Technovation Bhd	109,700	27,229

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	MKH Bhd	164,215	$40,326
	MNRB Holdings Bhd	139,467	25,358
	MPHB Capital Bhd	107,100	21,476
Ω	MR DIY Group M Bhd	314,600	134,499
	Muda Holdings Bhd	11,400	4,363
*	Muhibbah Engineering M Bhd	254,850	22,383
*	Mulpha International Bhd	55,520	26,824
	My EG Services Bhd	1,046,164	195,855
	N2N Connect Bhd	52,500	4,558
	NTPM Holdings Bhd	103,400	7,877
	Nylex Malaysia Bhd	3,235	134
	Oriental Holdings Bhd	109,500	154,194
#	OSK Holdings Bhd	402,763	75,822
#	PA Resources Bhd	267,300	14,143
	Padini Holdings Bhd	161,300	115,436
	Pantech Group Holdings Bhd	219,367	32,024
	Paramount Corp. Bhd	122,940	18,997
	Perak Transit Bhd	187,900	39,155
#	Petron Malaysia Refining & Marketing Bhd	41,100	39,908
	Pharmaniaga Bhd	83,500	9,889
#	PIE Industrial Bhd	62,100	33,436
	PMB Technology Bhd	11,900	10,166
	PPB Group Bhd	92,260	325,781
	Press Metal Aluminium Holdings Bhd	464,700	427,775
	Public Bank Bhd	1,439,450	1,361,286
	QL Resources Bhd	172,706	187,095
*	Ranhill Utilities Bhd	213,099	17,346
	RCE Capital Bhd	84,100	28,094
*	Revenue Group Bhd	45,100	8,942
	RHB Bank Bhd	394,511	477,749
	Sam Engineering & Equipment M Bhd	46,800	52,658
*	Sapura Energy Bhd	3,826,211	28,272
#	Sarawak Oil Palms Bhd	153,020	83,210
	Scientex Bhd	276,000	190,324
	Sime Darby Plantation Bhd	468,749	436,414
	Sime Darby Property Bhd	1,114,700	107,203
#	SKP Resources Bhd	381,500	128,500
	SP Setia Bhd Group	711,368	72,069
	Sunway Bhd	365,500	123,712
#	Sunway Construction Group Bhd	101,010	32,516
#	Supermax Corp. Bhd	416,374	85,008
	Suria Capital Holdings Bhd	21,720	4,788
#	Syarikat Takaful Malaysia Keluarga Bhd	170,436	119,012
#	Ta Ann Holdings Bhd	91,726	76,644
	Tan Chong Motor Holdings Bhd	103,100	24,203
	TASCO Bhd	114,500	21,070
	Telekom Malaysia Bhd	140,763	165,553
	Tenaga Nasional Bhd	200,500	357,055
	Thong Guan Industries Bhd	95,800	54,954
	TIME dotCom Bhd	231,100	222,480
#*	Tropicana Corp. Bhd	175,028	48,831
	TSH Resources Bhd	371,100	83,177
*	Tune Protect Group Bhd	184,300	10,536
#	Uchi Technologies Bhd	130,770	93,517
	UEM Edgenta Bhd	103,000	23,522
#*	UEM Sunrise Bhd	532,564	23,107
#	UMW Holdings Bhd	149,300	106,069
	Unisem M Bhd	193,300	108,738
	United Malacca Bhd	20,100	22,874

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	United Plantations Bhd	34,600	$104,299
#	UOA Development Bhd	167,539	55,325
	UWC Bhd	120,200	94,451
*	Velesto Energy Bhd	1,498,935	38,152
	ViTrox Corp. Bhd	77,600	116,744
#	VS Industry Bhd	1,110,600	198,697
#	WCT Holdings Bhd	392,235	30,282
	Wellcall Holdings Bhd	160,650	38,428
#	Westports Holdings Bhd	244,000	173,050
#	Yinson Holdings Bhd	596,139	267,360
*	YNH Property Bhd	197,408	170,977
	YTL Corp. Bhd	1,260,887	150,676

TOTAL MALAYSIA			19,978,206

MEXICO — (2.5%)
	Alfa SAB de CV, Class A	1,529,960	1,016,215
	Alpek SAB de CV	320,316	449,442
*	Alsea SAB de CV	220,241	423,075
	America Movil SAB de CV	3,334,665	3,147,339
#	America Movil SAB de CV, Sponsored ADR, Class L	116,929	2,199,435
	Arca Continental SAB de CV	69,657	569,055
#*	Axtel SAB de CV	350,836	24,613
Ω	Banco del Bajio SA	324,830	914,501
	Bolsa Mexicana de Valores SAB de CV	135,160	245,038
#*	Cemex SAB de CV, Sponsored ADR	82,040	316,674
	Cia Minera Autlan SAB de CV, Class B	12,600	10,175
	Coca-Cola Femsa SAB de CV, Sponsored ADR	7,472	469,167
	Consorcio ARA SAB de CV	285,651	45,415
*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	248,143	210,032
	Corp Actinver SAB de CV	9,800	6,133
	Corp. Inmobiliaria Vesta SAB de CV	182,141	396,862
	Corp. Moctezuma SAB de CV	87,200	259,228
	El Puerto de Liverpool SAB de CV, Class C1	41,812	213,629
#*††	Empresas ICA SAB de CV	72,400	351
*	Financiera Independencia SAB de CV SOFOM ENR	10,724	4,330
	Fomento Economico Mexicano SAB de CV	89,731	643,737
	GCC SAB de CV	61,532	383,888
	Gentera SAB de CV	474,946	487,100
	Gruma SAB de CV, Class B	47,859	552,312
#	Grupo Aeroportuario del Centro Norte SAB de CV	102,477	817,209
#	Grupo Aeroportuario del Pacifico SAB de CV, ADR	2,943	456,342
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	47,159	731,461
	Grupo Aeroportuario del Sureste SAB de CV, ADR	1,556	363,202
	Grupo Aeroportuario del Sureste SAB de CV, Class B	10,582	248,338
	Grupo Bimbo SAB de CV, Class A	166,947	647,211
	Grupo Carso SAB de CV	77,498	312,527
	Grupo Comercial Chedraui SA de CV	151,779	613,536
	Grupo Elektra SAB de CV	7,609	382,121
	Grupo Financiero Banorte SAB de CV, Class O	430,008	3,500,526
*	Grupo Financiero Inbursa SAB de CV, Class O	345,881	635,969
	Grupo Herdez SAB de CV	52,520	105,316
*	Grupo Hotelero Santa Fe SAB de CV	21,807	4,425
	Grupo Industrial Saltillo SAB de CV	114,458	178,449
	Grupo KUO SAB de CV, Class B	28,603	59,911
*	Grupo Pochteca SAB de CV	35,990	15,440
#	Grupo Rotoplas SAB de CV	67,422	102,088
*	Grupo Sanborns SAB de CV	147,588	182,502
*	Grupo Simec SAB de CV, Sponsored ADR	2,821	83,022
*	Grupo Simec SAB de CV, Class B	38,410	383,848

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Grupo Televisa SAB	695,230	$736,881
#*Ω	Grupo Traxion SAB de CV	60,930	71,315
*	Hoteles City Express SAB de CV	142,008	39,062
	Industrias Bachoco SAB de CV, Sponsored ADR	1,286	63,091
	Industrias Bachoco SAB de CV, Class B	54,770	223,691
*	Industrias CH SAB de CV, Class B	98,329	1,086,765
#	Industrias Penoles SAB de CV	55,319	619,864
	Kimberly-Clark de Mexico SAB de CV, Class A	354,394	558,430
#	La Comer SAB de CV	242,046	444,681
	Megacable Holdings SAB de CV	376,795	784,855
#*	Minera Frisco SAB de CV, Class A1	658,986	79,159
*Ω	Nemak SAB de CV	942,675	255,021
	Operadora de Sites Mexicanos SA de CV, Class A	394,390	434,142
	Orbia Advance Corp. SAB de CV	391,981	659,402
*	Organizacion Cultiba SAB de CV	24,314	13,376
	Organizacion Soriana SAB de CV, Class B	220,844	337,179
	Promotora y Operadora de Infraestructura SAB de CV	95,570	718,909
	Promotora y Operadora de Infraestructura SAB de CV, Class L	12,744	59,240
#	Qualitas Controladora SAB de CV	80,574	316,188
	Regional SAB de CV	84,875	591,593
#*	Sitios Latinoamerica SAB de CV	166,733	49,398
*	Unifin Financiera SAB de CV	6,478	536
*	Vista Energy SAB de CV, ADR	32,384	428,440
*	Vista Energy SAB de CV	2,091	27,434
*	Vitro SAB de CV, Class A	86,697	77,670
	Wal-Mart de Mexico SAB de CV	375,814	1,451,815

TOTAL MEXICO			32,939,326

PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	13,670	12,635
*	Cementos Pacasmayo SAA, ADR	11,003	58,866
#	Cia de Minas Buenaventura SAA, ADR	15,794	109,611
	Credicorp Ltd.	4,070	595,685
††	Fossal SAA, ADR	35	53
	Intercorp Financial Services, Inc.	2,477	60,934

TOTAL PERU			837,784

PHILIPPINES — (0.8%)
	8990 Holdings, Inc.	437,000	72,452
	Aboitiz Equity Ventures, Inc.	228,280	224,359
	ACEN Corp.	551,716	59,990
	AllHome Corp.	447,300	21,356
	Apex Mining Co., Inc.	1,397,000	34,629
*	Atlas Consolidated Mining & Development Corp.	602,000	33,993
	Ayala Corp.	23,386	271,390
	Ayala Land, Inc.	310,260	137,690
*	AyalaLand Logistics Holdings Corp.	481,300	26,809
	Bank of the Philippine Islands	334,015	555,488
	BDO Unibank, Inc.	386,758	854,885
*	Cebu Air, Inc.	77,060	48,224
	Cebu Landmasters, Inc.	465,178	21,363
*Ω	CEMEX Holdings Philippines, Inc.	1,500,499	17,421
	Century Pacific Food, Inc.	538,900	221,430
	Century Properties Group, Inc.	500,000	3,019
	China Banking Corp.	366,137	164,054
*	Converge Information & Communications Technology Solutions, Inc.	668,300	143,135
	Cosco Capital, Inc.	908,900	61,916
	D&L Industries, Inc.	889,700	120,865

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*	DITO CME Holdings Corp.	858,000	$43,743
	DoubleDragon Corp.	395,590	38,426
	Eagle Cement Corp.	227,300	81,208
	East West Banking Corp.	223,450	22,617
	Filinvest Development Corp.	301,500	33,226
	Filinvest Land, Inc.	4,402,000	59,264
	First Gen Corp.	126,500	34,022
	First Philippine Holdings Corp.	137,850	145,529
	Global Ferronickel Holdings, Inc.	762,228	29,596
	Globe Telecom, Inc.	6,275	252,979
	GT Capital Holdings, Inc.	35,099	250,958
*	Holcim Philippines, Inc.	298,600	20,027
*	Integrated Micro-Electronics, Inc.	322,160	27,981
	International Container Terminal Services, Inc.	144,950	434,512
	JG Summit Holdings, Inc.	331,628	248,248
	Jollibee Foods Corp.	82,940	332,699
*	MacroAsia Corp.	197,440	15,754
	Manila Electric Co.	22,080	115,123
	Manila Water Co., Inc.	615,600	173,919
*	Max’s Group, Inc.	165,400	12,440
*	Megawide Construction Corp.	345,474	20,642
	Megaworld Corp.	4,594,600	165,756
	Metropolitan Bank & Trust Co.	635,295	570,356
	Nickel Asia Corp.	2,229,900	186,774
*	Petron Corp.	1,456,800	62,788
*	Philcomsat Holdings Corp.	27,762	153
	Philex Mining Corp.	819,300	32,680
*	Philippine National Bank	176,952	58,717
*	Philippine Seven Corp.	20,200	23,300
	Philippine Stock Exchange, Inc.	5,304	15,110
*	Phoenix Petroleum Philippines, Inc.	189,140	27,797
	Pilipinas Shell Petroleum Corp.	226,990	67,576
	PLDT, Inc., Sponsored ADR	8,050	221,536
	PLDT, Inc.	12,405	349,820
	Puregold Price Club, Inc.	518,160	268,855
*	PXP Energy Corp.	26,600	2,703
	RFM Corp.	532,000	34,844
	Rizal Commercial Banking Corp.	339,756	133,207
	Robinsons Land Corp.	1,100,766	283,224
	Robinsons Retail Holdings, Inc.	225,330	209,095
	Security Bank Corp.	226,646	339,366
	Shakey’s Pizza Asia Ventures, Inc.	93,500	11,739
	SM Investments Corp.	15,655	223,121
	SM Prime Holdings, Inc.	587,812	321,018
	Synergy Grid & Development Phils, Inc.	202,500	42,108
*	Top Frontier Investment Holdings, Inc.	10,142	18,283
	Union Bank of the Philippines	215,219	286,859
	Universal Robina Corp.	210,480	445,289
	Vista Land & Lifescapes, Inc.	2,559,400	76,364
	Vistamalls, Inc.	82,400	4,796
	Wilcon Depot, Inc.	396,400	201,463

TOTAL PHILIPPINES			10,172,078

POLAND — (0.7%)
*	11 bit studios SA	257	28,993
	AB SA	4,045	34,737
*	Agora SA	20,446	21,391
*	Alior Bank SA	44,472	273,413
*Ω	Allegro.eu SA	9,200	44,621

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Alumetal SA	3,375	$46,832
	Amica SA	2,295	34,127
#*	AmRest Holdings SE	26,611	102,289
	Apator SA	7,981	23,090
#	ASBISc Enterprises PLC	17,159	77,599
	Asseco Poland SA	16,295	234,452
	Asseco South Eastern Europe SA	5,768	50,708
	Auto Partner SA	21,579	52,377
	Bank Handlowy w Warszawie SA	6,798	87,985
*	Bank Millennium SA	148,120	134,925
*	Bank Ochrony Srodowiska SA	29,683	47,714
	Bank Polska Kasa Opieki SA	21,473	351,931
*	Benefit Systems SA	611	79,140
*	Bioton SA	12,311	9,114
	Boryszew SA	41,223	38,316
	Budimex SA	4,331	217,439
	Bumech SA	1,127	15,749
#*	CCC SA	10,814	83,355
	CD Projekt SA	1,984	52,716
#	Celon Pharma SA	2,513	7,102
#*	CI Games SA	84,206	47,611
*	Ciech SA	6,781	47,512
	Cognor Holding SA	80,896	62,476
	ComArch SA	1,340	39,286
	Cyfrowy Polsat SA	62,109	232,541
	Develia SA	172,377	71,542
*Ω	Dino Polska SA	5,898	384,976
	Dom Development SA	3,585	63,359
	Echo Investment SA	52,622	33,172
#*	Erbud SA	1,249	7,277
	Fabryki Mebli Forte SA	8,318	32,396
*	Famur SA	84,005	54,105
	Firma Oponiarska Debica SA	1,289	13,614
#	Globe Trade Centre SA	52,134	66,415
*	Grupa Azoty SA	24,892	170,544
	Grupa Kety SA	4,116	424,619
	ING Bank Slaski SA	5,162	179,859
	Inter Cars SA	2,946	221,970
	Kernel Holding SA	30,795	106,565
	KGHM Polska Miedz SA	23,332	466,465
	KRUK SA	5,967	347,474
#	LiveChat Software SA	5,036	117,038
	LPP SA	208	360,412
	Lubelski Wegiel Bogdanka SA	5,704	39,911
*	mBank SA	2,053	114,924
*	Mercator Medical SA	718	7,251
	Mirbud SA	33,062	22,072
	Mo-BRUK SA	777	46,513
	Neuca SA	708	90,428
	Orange Polska SA	104,946	132,318
	PlayWay SA	362	21,387
*	Polimex-Mostostal SA	44,077	31,468
	Polski Koncern Naftowy Orlen SA	123,178	1,414,515
*	Polskie Gornictwo Naftowe i Gazownictwo SA	150,620	162,416
	Powszechna Kasa Oszczednosci Bank Polski SA	56,406	307,377
	Powszechny Zaklad Ubezpieczen SA	78,420	439,333
	Santander Bank Polska SA	2,141	113,683
*	Selvita SA	665	11,765
	Stalexport Autostrady SA	50,770	27,250

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	TEN Square Games SA	1,028	$22,189
#	Tim SA	6,009	33,999
	VRG SA	93,660	67,034
	Warsaw Stock Exchange	7,860	53,195
*	Wawel SA	61	5,362
	Wirtualna Polska Holding SA	3,566	69,311
Ω	XTB SA	11,202	63,967

TOTAL POLAND.			8,999,011

QATAR — (1.2%)
	Aamal Co.	913,228	282,076
	Al Khaleej Takaful Group QSC	52,654	38,227
	Al Meera Consumer Goods Co. QSC	44,525	214,095
*	Alijarah Holding Co. QPSC	132,118	32,766
	Baladna	498,683	226,605
	Barwa Real Estate Co.	507,868	473,900
	Commercial Bank PSQC	417,358	721,415
*	Dlala Brokerage & Investments Holding Co. QSC	29,090	13,382
	Doha Bank QPSC	712,303	431,338
	Doha Insurance Co. QSC	98,245	55,471
*	Estithmar Holding QPSC	182,422	91,059
*	Gulf International Services QSC	624,281	311,622
	Gulf Warehousing Co.	153,391	179,949
	Industries Qatar QSC	192,041	831,348
*	Lesha Bank LLC	350,307	117,842
	Mannai Corp. QSC	116,821	243,680
	Masraf Al Rayan QSC	664,950	700,615
*	Mazaya Real Estate Development QPSC	286,313	65,678
	Mesaieed Petrochemical Holding Co.	535,113	333,745
	Ooredoo QPSC	309,249	829,094
	Qatar Aluminum Manufacturing Co.	979,467	435,789
	Qatar Electricity & Water Co. QSC	91,587	465,168
	Qatar Fuel QSC	115,971	607,580
	Qatar Industrial Manufacturing Co. QSC	102,204	99,076
	Qatar Insurance Co. SAQ	715,979	424,440
	Qatar International Islamic Bank QSC	116,280	369,338
	Qatar Islamic Bank SAQ	135,339	905,610
	Qatar Islamic Insurance Group	24,888	60,722
	Qatar National Bank QPSC	802,513	4,394,278
	Qatar Navigation QSC	237,005	667,450
*	Salam International Investment Ltd. QSC	588,046	125,199
	United Development Co. QSC	822,876	323,677
	Vodafone Qatar QSC	1,051,999	483,621
*	Widam Food Co.	57,353	43,859
	Zad Holding Co.	32,505	153,883

TOTAL QATAR			15,753,597

RUSSIA — (0.0%)
*††	Etalon Group PLC,GDR	32,610	0
*††	Globaltrans Investment PLC,GDR	23,371	0
*††	Mobile TeleSystems PJSC, ADR	75,072	0
*††	PhosAgro PJSC	113	0
*††	PhosAgro PJSC,GDR	17,537	0
*††	Polyus PJSC, GDR	6,402	0
*††	Ros Agro PLC,GDR	8,019	0
*††	Rostelecom PJSC,Sponsored ADR	31,181	0
*††	Sberbank of Russia PJSC,Sponsored ADR	286,504	0
*††	VK Co. Ltd.,GDR	18,173	0

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
*††	VTB Bank PJSC,GDR	431,770	$0
*††	X5 Retail Group NV,GDR	15,650	0

SAUDI ARABIA — (4.3%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	9,217	44,409
	Abdullah Al Othaim Markets Co.	17,744	536,041
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	5,224	44,443
	Advanced Petrochemical Co.	55,829	657,087
*	Al Alamiya for Cooperative Insurance Co.	10,339	41,597
	Al Babtain Power & Telecommunication Co.	11,496	68,863
*	Al Etihad Cooperative Insurance Co.	10,850	39,101
*	Al Gassim Investment Holding Co.	8,807	52,062
*	Al Hassan Ghazi Ibrahim Shaker Co.	10,722	64,031
	Al Jouf Agricultural Development Co.	9,442	108,379
*	Al Khaleej Training & Education Co.	19,347	81,400
	Al Moammar Information Systems Co.	3,129	88,097
*	Al Rajhi Bank	209,084	4,741,161
*	Al Rajhi Co. for Co-operative Insurance	9,051	246,584
*	Al Sagr Cooperative Insurance Co.	2,023	9,809
	Al Yamamah Steel Industries Co.	11,361	90,284
*	AlAbdullatif Industrial Investment Co.	20,063	94,779
	Alandalus Property Co.	14,474	61,149
	Alaseel Co.	10,068	114,280
*	Al-Baha Development & Investment Co.	5,800	21,822
	Aldrees Petroleum & Transport Services Co.	16,486	318,210
	Alinma Bank	147,454	1,470,996
*	AlJazira Takaful Ta’awuni Co.	13,178	53,692
*	Allianz Saudi Fransi Cooperative Insurance Co.	17,436	62,990
	Allied Cooperative Insurance Group.	2,927	9,366
	Almarai Co. JSC	54,039	809,241
	Al-Omran Industrial & Trading Co.	1,334	30,329
	Alujain Corp.	12,548	156,737
	Arab National Bank	126,616	1,087,225
*	Arab Sea Information Systems Co.	1,790	39,594
	Arabian Centres Co. Ltd.	37,160	193,078
*	Arabian Shield Cooperative Insurance Co.	7,020	32,865
	Arriyadh Development Co.	39,340	212,424
	Astra Industrial Group	21,806	319,263
	Ataa Educational Co.	9,677	136,434
	Baazeem Trading Co.	2,094	37,789
*	Bank AlBilad	91,173	1,231,235
	Bank Al-Jazira	115,945	721,376
	Banque Saudi Fransi	109,345	1,256,918
*	Basic Chemical Industries Ltd.	5,959	57,949
*	Batic Investments & Logistic Co.	7,124	44,855
	Bawan Co.	16,280	162,592
	Bupa Arabia for Cooperative Insurance Co.	9,922	509,597
*	Buruj Cooperative Insurance Co.	8,910	38,283
*	Chubb Arabia Cooperative Insurance Co.	5,307	23,288
*	Co. for Cooperative Insurance	22,038	496,661
*	Dar Al Arkan Real Estate Development Co.	151,326	541,414
*	Dur Hospitality Co.	28,354	160,681
	Electrical Industries Co.	11,170	79,843
	Etihad Etisalat Co.	183,221	1,783,762
*	Fawaz Abdulaziz Al Hokair & Co.	16,755	77,122
	Fitaihi Holding Group	8,191	84,536
*	Gulf General Cooperative Insurance Co.	9,599	21,351
	Gulf Insurance Group	12,759	88,153
*	Gulf Union Cooperative Insurance Co.	9,954	22,108
	Halwani Brothers Co.	5,561	86,891

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Herfy Food Services Co.	13,457	$140,337
	Jarir Marketing Co.	15,940	695,281
*	Jazan Energy & Development Co.	15,726	57,001
	L’Azurde Co. for Jewelry	22,713	87,067
	Leejam Sports Co. JSC	10,386	218,545
	Maharah Human Resources Co.	7,053	113,195
*	Malath Cooperative Insurance Co.	10,330	35,410
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	24,919	64,153
*	Methanol Chemicals Co.	21,073	172,580
	Middle East Paper Co.	15,047	208,420
*	Middle East Specialized Cables Co.	12,928	40,685
*	Mobile Telecommunications Co. Saudi Arabia	307,368	1,061,616
*	Nama Chemicals Co.	6,624	79,574
*	National Agriculture Development Co.	24,751	171,757
	National Co. for Glass Industries	7,664	78,740
	National Co. for Learning & Education	2,960	46,747
	National Gas & Industrialization Co.	12,876	183,977
*	National Metal Manufacturing & Casting Co.	9,764	50,321
*	Rabigh Refining & Petrochemical Co.	171,258	620,859
	Riyad Bank	221,026	2,112,433
	SABIC Agri-Nutrients Co.	60,184	2,542,887
	Sahara International Petrochemical Co.	156,478	1,684,622
*	Saudi Airlines Catering Co.	16,221	334,036
*	Saudi Arabian Cooperative Insurance Co.	5,253	18,166
*	Saudi Arabian Mining Co.	202,814	4,514,279
	Saudi Automotive Services Co.	12,855	108,180
	Saudi Basic Industries Corp.	203,318	4,774,011
	Saudi British Bank	133,868	1,550,671
	Saudi Ceramic Co.	19,959	219,880
*	Saudi Co. For Hardware CJSC	7,976	71,461
*	Saudi Ground Services Co.	32,800	227,097
	Saudi Industrial Investment Group	106,400	635,667
	Saudi Industrial Services Co.	26,893	159,534
	Saudi Investment Bank	108,060	521,280
*	Saudi Kayan Petrochemical Co.	347,931	1,218,801
*	Saudi Marketing Co.	13,951	80,642
	Saudi National Bank	132,906	2,100,610
*	Saudi Paper Manufacturing Co.	5,149	38,457
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	23,416	165,034
*	Saudi Printing & Packaging Co.	12,969	60,338
*	Saudi Public Transport Co.	27,268	122,680
*	Saudi Real Estate Co.	50,887	170,377
*	Saudi Reinsurance Co.	22,774	80,626
*	Saudi Research & Media Group	10,001	535,728
*	Saudi Steel Pipe Co.	4,989	27,273
	Saudi Telecom Co.	336,325	3,613,407
	Saudia Dairy & Foodstuff Co.	7,228	451,858
	Savola Group	102,195	796,196
*	Seera Group Holding	84,811	430,473
*	Sinad Holding Co.	33,006	111,480
*	Takween Advanced Industries Co.	13,249	37,478
	United Electronics Co.	15,439	314,083
	United International Transportation Co.	20,025	243,716
	United Wire Factories Co.	7,305	58,462
*	Wafrah for Industry and Development	2,282	21,151
*	Walaa Cooperative Insurance Co.	19,183	69,411
*	Wataniya Insurance Co.	5,961	23,612
	Yanbu National Petrochemical Co.	75,162	893,669
	Zahrat Al Waha For Trading Co.	3,736	35,572

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Zamil Industrial Investment Co.	15,585	$74,155

TOTAL SAUDI ARABIA			55,039,984

SOUTH AFRICA — (3.5%)
	Absa Group Ltd.	179,558	1,949,860
	Adcock Ingram Holdings Ltd.	36,601	95,126
	Advtech Ltd.	261,793	253,862
	AECI Ltd.	62,237	313,093
	Afrimat Ltd.	19,747	51,594
	Alexander Forbes Group Holdings Ltd.	187,471	50,588
	Altron Ltd., Class A	122,825	58,630
	Alviva Holdings Ltd.	81,663	102,191
	Anglo American Platinum Ltd.	8,340	664,081
	AngloGold Ashanti Ltd.	1	13
	AngloGold Ashanti Ltd., Sponsored ADR	77,088	1,005,998
*	ArcelorMittal South Africa Ltd.	98,067	25,132
	Astral Foods Ltd.	22,266	213,790
*	Aveng Ltd.	47,692	40,734
	AVI Ltd.	134,151	537,341
	Barloworld Ltd.	116,255	650,588
	Bid Corp. Ltd.	58,051	934,167
	Bidvest Group Ltd.	86,447	998,822
*	Blue Label Telecoms Ltd.	272,003	76,409
*	Brait PLC	400,143	94,916
	Capitec Bank Holdings Ltd.	7,062	731,248
	Cashbuild Ltd.	7,997	83,538
	Caxton & CTP Publishers & Printers Ltd.	26,485	13,689
*	City Lodge Hotels Ltd.	109,299	24,947
	Clicks Group Ltd.	62,711	1,062,481
	Coronation Fund Managers Ltd.	95,431	170,356
	Curro Holdings Ltd.	46,255	21,265
	DataTec Ltd.	135,627	304,975
Ω	Dis-Chem Pharmacies Ltd.	168,787	308,514
*	Discovery Ltd.	92,607	605,726
#	DRDGOLD Ltd., Sponsored ADR	5,808	29,505
	DRDGOLD Ltd.	70,516	36,398
*	EOH Holdings Ltd.	18,622	4,292
	Famous Brands Ltd.	23,982	73,589
	FirstRand Ltd.	589,099	2,059,479
	Foschini Group Ltd.	145,188	907,746
#	Gold Fields Ltd., Sponsored ADR	210,785	1,660,986
	Grand Parade Investments Ltd.	131,391	24,259
	Grindrod Ltd.	196,706	110,994
	Grindrod Shipping Holdings Ltd.	2,460	63,451
	Harmony Gold Mining Co. Ltd.	110,175	305,134
	Harmony Gold Mining Co. Ltd., Sponsored ADR	187,732	525,650
	Hudaco Industries Ltd.	13,408	99,874
	Impala Platinum Holdings Ltd.	230,844	2,363,533
	Investec Ltd.	107,316	527,637
	Italtile Ltd.	146,465	109,633
	JSE Ltd.	25,147	138,948
	KAP Industrial Holdings Ltd.	1,555,097	391,072
	Kumba Iron Ore Ltd.	12,285	231,112
	Lewis Group Ltd.	31,623	82,898
	Libstar Holdings Ltd.	68,247	22,325
*	Massmart Holdings Ltd.	30,385	101,195
	Metair Investments Ltd.	106,018	159,804
	MiX Telematics Ltd., Sponsored ADR	8,700	69,774
	Momentum Metropolitan Holdings	681,816	636,877

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Motus Holdings Ltd.	96,010	$606,171
	Mpact Ltd.	67,311	102,552
	Mr Price Group Ltd.	50,283	483,962
	MTN Group Ltd.	504,158	3,563,113
	MultiChoice Group	123,682	808,362
*	Murray & Roberts Holdings Ltd.	144,674	37,429
*	Nampak Ltd.	283,772	29,087
	Naspers Ltd., Class N	6,085	627,253
	Nedbank Group Ltd.	86,283	1,021,487
	NEPI Rockcastle NV	87,340	438,986
	Ninety One Ltd.	70,557	165,911
*	Northam Platinum Holdings Ltd.	82,999	776,466
	Oceana Group Ltd.	44,494	134,199
	Old Mutual Ltd.	1,327,903	753,760
	Omnia Holdings Ltd.	90,817	356,307
Ω	Pepkor Holdings Ltd.	535,674	662,034
	Pick n Pay Stores Ltd.	151,459	486,853
*	PPC Ltd.	570,869	69,287
	PSG Konsult Ltd.	145,372	86,829
	Raubex Group Ltd.	81,441	127,089
	RCL Foods Ltd.	31,776	18,975
	Reunert Ltd.	89,471	224,856
	RFG Holdings Ltd.	55,653	31,799
	Royal Bafokeng Platinum Ltd.	74,273	597,397
	Sanlam Ltd.	264,373	770,632
	Santam Ltd.	17,089	236,414
*	Sappi Ltd.	356,384	1,097,950
	Shoprite Holdings Ltd.	85,621	1,089,831
	Sibanye Stillwater Ltd.	455,456	1,066,780
#	Sibanye Stillwater Ltd., ADR	88,124	827,487
*	Southern Sun Ltd.	107,177	25,118
	SPAR Group Ltd.	75,660	641,360
	Spur Corp. Ltd.	47,027	53,249
	Stadio Holdings Ltd.	92,501	19,935
	Standard Bank Group Ltd.	205,509	1,918,471
*	Steinhoff International Holdings NV	425,199	43,755
	Super Group Ltd.	237,226	335,780
*	Telkom SA SOC Ltd.	213,330	423,691
	Tiger Brands Ltd.	61,734	624,641
	Transaction Capital Ltd.	99,113	221,557
	Truworths International Ltd.	164,068	466,915
	Vodacom Group Ltd.	84,332	574,428
*	Wilson Bayly Holmes-Ovcon Ltd.	22,138	116,287
	Woolworths Holdings Ltd.	267,169	916,173

TOTAL SOUTH AFRICA			45,860,457

SOUTH KOREA — (12.2%)
*	3S Korea Co. Ltd.	8,243	13,941
	ABco Electronics Co. Ltd.	3,678	27,150
	ABOV Semiconductor Co. Ltd.	4,484	31,705
*	Abpro Bio Co. Ltd.	45,652	16,676
*	Actoz Soft Co. Ltd.	1,928	8,716
	ADTechnology Co. Ltd.	2,141	24,808
	Advanced Nano Products Co. Ltd.	783	50,945
	Advanced Process Systems Corp.	4,776	57,678
	Aekyung Industrial Co. Ltd.	3,139	24,201
*	AeroSpace Technology of Korea, Inc.	11,790	34,800
	AfreecaTV Co. Ltd.	3,056	170,143
*	Agabang&Company	11,629	25,539

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Ahnlab, Inc.	849	$37,089
	AJ Networks Co. Ltd.	9,486	39,062
*	Ajin Industrial Co. Ltd.	15,410	29,885
	AK Holdings, Inc.	3,587	28,374
*	Alteogen, Inc.	1,460	37,487
*	ALUKO Co. Ltd.	23,115	40,729
*	Amicogen, Inc.	1,800	23,958
*	Aminologics Co. Ltd.	10,765	14,429
*	Amo Greentech Co. Ltd.	2,151	22,890
	Amorepacific Corp.	2,025	131,476
#	Amorepacific Group	5,550	96,093
*	Amotech Co. Ltd.	2,051	31,325
*	Anam Electronics Co. Ltd.	28,466	36,876
#*	Ananti, Inc.	21,148	78,341
*	Anapass, Inc.	2,273	39,793
*	Anterogen Co. Ltd.	1,366	13,673
*	Apact Co. Ltd.	6,201	21,467
*	Aprogen, Inc.	62,626	45,805
	APS Holdings Corp.	4,628	38,916
	APTC Co. Ltd.	4,938	48,193
*	Aroot Co. Ltd.	25,816	9,242
	Asia Cement Co. Ltd.	3,365	21,852
	Asia Pacific Satellite, Inc.	1,533	9,668
	Asia Paper Manufacturing Co. Ltd.	2,346	60,219
*	ASTORY Co. Ltd.	1,150	16,610
*	A-Tech Solution Co. Ltd.	1,734	11,651
	Atinum Investment Co. Ltd.	21,634	41,365
	AUK Corp.	11,649	17,233
	Aurora World Corp.	2,940	15,765
	Autech Corp.	3,791	15,578
	Avaco Co. Ltd.	3,893	46,664
*	Avatec Co. Ltd.	1,270	15,598
	Baiksan Co. Ltd.	5,179	31,231
*††	Barun Electronics Co. Ltd.	35	154
*	Barunson Entertainment & Arts Corp.	34,469	19,834
*	Benoholdings, Inc.	9,622	23,620
	BGF Co. Ltd.	15,592	35,695
	BGF retail Co. Ltd.	2,051	268,213
#	BH Co. Ltd.	8,904	150,256
*	Binex Co. Ltd.	3,540	27,620
	Binggrae Co. Ltd.	3,085	80,748
*	Bioneer Corp.	2,941	54,841
*	BioSmart Co. Ltd.	5,234	12,051
	BIT Computer Co. Ltd.	4,083	16,186
	Bixolon Co. Ltd.	3,947	21,481
*	BL Pharmtech Corp.	19,065	10,481
	Bluecom Co. Ltd.	2,991	8,464
	BNK Financial Group, Inc.	71,549	321,532
	Boditech Med, Inc.	7,161	51,744
	BoKwang Industry Co. Ltd.	5,306	21,797
	Bolak Co. Ltd.	8,270	8,323
	Bookook Securities Co. Ltd.	1,360	17,232
*	Bosung Power Technology Co. Ltd.	4,497	12,548
*	Bubang Co. Ltd.	9,037	12,070
*	Bucket Studio Co. Ltd.	16,344	12,462
	Bukwang Pharmaceutical Co. Ltd.	8,479	44,859
	BusinessOn Communication Co. Ltd.	1,802	9,749
	BYC Co. Ltd.	139	35,849
*	BYON Co. Ltd.	5,533	3,403

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Byucksan Corp.	18,730	$25,513
*	Caelum Co. Ltd.	3,189	6,703
*	Cafe24 Corp.	2,651	18,747
*	CammSys Corp.	10,571	15,476
	Camus Engineering & Construction, Inc.	20,344	24,225
	Cape Industries Ltd.	7,657	26,528
*	Capro Corp.	11,235	17,365
	Caregen Co. Ltd.	475	31,694
*	Carelabs Co. Ltd.	2,530	12,946
	Cell Biotech Co. Ltd.	1,443	11,331
	Celltrion Healthcare Co. Ltd.	2,481	120,709
*	Celltrion Pharm, Inc.	2,503	118,737
*	Cellumed Co. Ltd.	7,247	22,017
	Changhae Ethanol Co. Ltd.	1,423	11,128
*	Cheil Bio Co. Ltd.	6,609	6,162
	Cheil Worldwide, Inc.	16,465	282,132
	Chemtronics Co. Ltd.	3,793	41,849
*	Chemtros Co. Ltd.	3,277	19,971
	Cheryong Electric Co. Ltd.	2,732	18,115
*	ChinHung International, Inc.	23,471	20,221
	Chinyang Holdings Corp.	9,810	20,674
	Chips&Media, Inc.	1,109	12,380
*	Choil Aluminum Co. Ltd.	30,283	49,645
	Chong Kun Dang Pharmaceutical Corp.	1,903	112,093
	Choong Ang Vaccine Laboratory	2,018	14,782
*	Chorokbaem Media Co. Ltd.	6,960	50,968
	Chosun Refractories Co. Ltd.	661	35,492
	Chunbo Co. Ltd.	553	84,583
	CJ CheilJedang Corp.	2,741	795,827
	CJ Corp.	6,789	341,685
	CJ ENM Co. Ltd.	4,162	214,004
	CJ Freshway Corp.	2,208	49,445
*	CJ Logistics Corp.	3,292	202,737
*	CJ Seafood Corp.	4,489	8,358
	CKD Bio Corp.	1,229	18,783
	Classys, Inc.	5,466	58,946
	Clean & Science Co. Ltd.	1,035	5,092
	CLIO Cosmetics Co. Ltd.	1,429	12,513
*††	CNT85, Inc.	169	1,173
*	CoAsia Corp.	4,262	18,697
*	Com2uS Holdings Corp.	1,402	42,397
	Com2uSCorp.	3,864	192,262
	Commax Co. Ltd.	3,710	8,207
*	Comtec Systems Co. Ltd.	54,597	23,977
*	ContentreeJoongAng Corp.	983	15,152
*	Coreana Cosmetics Co. Ltd.	6,531	12,901
*	COSMAX NBT, Inc.	3,810	10,283
	Cosmax, Inc.	4,344	139,351
*	Cosmecca Korea Co. Ltd.	1,651	7,522
*	CosmoAM&T Co. Ltd.	3,918	183,969
*	Cosmochemical Co. Ltd.	4,374	77,111
	Coway Co. Ltd.	14,486	561,707
	Coweaver Co. Ltd.	2,317	10,992
	Cowintech Co. Ltd.	1,080	19,186
	Creas F&C Co. Ltd.	1,845	25,716
*	Creative & Innovative System	6,808	62,188
	Creverse, Inc.	404	5,863
	CROWNHAITAI Holdings Co. Ltd.	3,077	13,140
*	CrystalGenomics, Inc.	13,924	33,252

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	CS Bearing Co. Ltd.	3,290	$17,094
	CS Wind Corp.	1,528	62,945
*	CTC BIO, Inc.	3,110	14,765
*	Cube Entertainment, Inc.	1,235	15,090
	Cuckoo Holdings Co. Ltd.	3,956	45,080
	Cuckoo Homesys Co. Ltd.	5,138	103,411
*	Curexo, Inc.	4,984	24,978
*	Curo Co. Ltd.	85,448	19,544
*	CUROCOM Co. Ltd.	14,013	7,872
	Cymechs, Inc.	2,466	20,824
	D.I Corp.	6,060	18,665
*	DA Technology Co. Ltd.	5,161	12,886
	Dae Han Flour Mills Co. Ltd.	512	46,317
	Dae Hyun Co. Ltd.	11,147	16,517
*	Dae Won Chemical Co. Ltd.	6,386	12,101
	Dae Won Kang Up Co. Ltd.	18,032	32,250
*	Dae Young Packaging Co. Ltd.	19,091	19,814
*	Dae Yu Co. Ltd.	6,267	14,812
*	Daea TI Co. Ltd.	9,962	19,879
*	Daebo Magnetic Co. Ltd.	664	28,121
	Daebongls Co. Ltd.	3,295	17,629
	Daechang Co. Ltd.	33,874	30,374
*	Daechang Solution Co. Ltd.	25,510	4,241
	Daedong Corp.	8,895	71,418
	Daeduck Electronics Co. Ltd.	12,069	207,747
	Daehan Steel Co. Ltd.	6,724	57,701
*	DAEHO AL Co. Ltd.	6,587	6,252
*	Dae-Il Corp.	6,283	17,601
	Daejoo Electronic Materials Co. Ltd.	616	38,746
	Daejung Chemicals & Metals Co. Ltd.	967	12,059
	Daelim B&Co Co. Ltd.	4,387	11,789
*	Daemyung Sonoseason Co. Ltd.	22,117	10,780
	Daesang Corp.	12,237	179,779
	Daesang Holdings Co. Ltd.	6,972	34,613
*	Daesung Eltec Co. Ltd.	21,022	9,244
	Daesung Energy Co. Ltd.	2,270	17,544
	Daesung Holdings Co. Ltd.	397	27,503
*	Daesung Industrial Co. Ltd.	9,382	26,912
*	Daesung Private Equity, Inc.	7,539	14,391
*	Daewon Cable Co. Ltd.	13,750	11,360
*	Daewon Media Co. Ltd.	2,290	18,997
	Daewon Pharmaceutical Co. Ltd.	6,562	77,497
	Daewon San Up Co. Ltd.	6,131	23,689
*	Daewoo Electronic Components Co. Ltd.	10,614	11,390
*	Daewoo Engineering & Construction Co. Ltd.	78,322	230,653
#*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	4,127	52,930
	Daewoong Co. Ltd.	5,380	77,848
	Daewoong Pharmaceutical Co. Ltd.	530	60,003
	Daihan Pharmaceutical Co. Ltd.	2,228	43,610
	Daishin Securities Co. Ltd.	18,605	182,038
*	Danal Co. Ltd.	10,543	42,706
*	Danawa Co. Ltd.	2,714	32,532
	Daol Investment & Securities Co. Ltd.	15,603	33,848
	Daou Data Corp.	10,954	119,387
	Daou Technology, Inc.	15,505	196,769
*	Dasan Networks, Inc.	12,203	34,469
	Dawonsys Co. Ltd.	5,106	61,143
*	Dayou Automotive Seat Technology Co. Ltd.	37,134	17,353
*	Dayou Plus Co. Ltd.	20,668	11,915

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	DB Financial Investment Co. Ltd.	18,822	$53,121
	DB HiTek Co. Ltd.	14,763	456,974
	DB Insurance Co. Ltd.	22,155	874,368
*	DB, Inc.	53,148	28,093
	DCM Corp.	1,844	18,099
	Dentium Co. Ltd.	2,353	125,770
	Deutsch Motors, Inc.	11,957	52,382
*	Development Advance Solution Co. Ltd.	6,743	25,227
	Device ENG Co. Ltd.	2,741	29,851
	Devsisters Co. Ltd.	1,125	38,419
	DGB Financial Group, Inc.	91,952	437,857
	DI Dong Il Corp.	5,630	56,713
	Digital Daesung Co. Ltd.	6,132	27,482
*	DIO Corp.	2,389	33,234
	Display Tech Co. Ltd.	4,122	14,093
	DL Construction Co. Ltd.	3,864	35,629
#	DL E&C Co. Ltd.	13,214	318,802
	DL Holdings Co. Ltd.	5,269	227,057
	DMS Co. Ltd.	10,092	33,192
	DNF Co. Ltd.	3,289	30,354
	Dohwa Engineering Co. Ltd.	5,055	31,740
	Dong Ah Tire & Rubber Co. Ltd.	2,864	23,312
	Dong-A Hwasung Co. Ltd.	4,478	24,164
	Dong-A ST Co. Ltd.	2,582	98,693
	Dong-Ah Geological Engineering Co. Ltd.	4,005	37,025
*	Dongbang Transport Logistics Co. Ltd.	19,111	28,745
	Dongbu Corp.	4,773	22,786
	Dongil Industries Co. Ltd.	543	68,056
#	Dongjin Semichem Co. Ltd.	10,258	215,862
	Dongkoo Bio & Pharma Co. Ltd.	3,136	12,390
	DongKook Pharmaceutical Co. Ltd.	7,571	83,338
	Dongkuk Industries Co. Ltd.	15,392	50,713
	Dongkuk Steel Mill Co. Ltd.	39,966	320,236
	Dongkuk Structures & Construction Co. Ltd.	5,718	20,863
	Dongsuh Cos., Inc.	2,985	42,700
	Dongsung Chemical Co. Ltd.	15,065	46,661
	Dongsung Finetec Co. Ltd.	2,103	16,280
*	Dongsung Pharmaceutical Co. Ltd.	1,125	5,289
*	Dongwha Enterprise Co. Ltd.	867	39,859
	Dongwha Pharm Co. Ltd.	10,329	65,377
	Dongwon Development Co. Ltd.	20,377	50,858
	Dongwon F&B Co. Ltd.	897	81,191
	Dongwon Industries Co. Ltd.	689	111,187
	Dongwon Systems Corp.	1,184	38,109
	Dongyang E&P, Inc.	2,221	19,612
*	Dongyang Steel Pipe Co. Ltd.	18,247	12,974
	Doosan Bobcat, Inc.	18,148	425,915
	Doosan Co. Ltd.	2,123	115,021
*	Doosan Enerbility Co. Ltd.	26,357	244,550
*	Doosan Fuel Cell Co. Ltd.	2,956	56,405
	Doosan Tesna, Inc.	4,999	93,416
	DoubleUGames Co. Ltd.	4,965	166,864
	Douzone Bizon Co. Ltd.	5,152	110,115
*	Dream Security Co. Ltd.	11,309	21,476
	Dreamtech Co. Ltd.	10,806	72,577
	Drgem Corp.	1,032	6,950
*	DRTECH Corp.	15,498	15,085
*	DSC Investment, Inc.	4,299	12,441
*	DSK Co. Ltd.	3,466	14,050

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Duk San Neolux Co. Ltd.	2,327	$62,503
*	Duksan Hi-Metal Co. Ltd.	4,710	18,960
*	Duksan Techopia Co. Ltd.	1,125	13,737
	Duksung Co. Ltd.	5,873	20,398
	DY Corp.	8,382	31,918
	DY POWER Corp.	3,899	29,915
	DYPNF Co. Ltd.	935	26,790
*	E& Corp. Co. Ltd.	8,851	16,262
*	E&D Co. Ltd.	1,006	20,580
*	E&M Co. Ltd.	45,035	11,661
	E1 Corp.	1,203	36,054
	Eagle Veterinary Technology Co. Ltd.	2,897	12,309
	Eagon Industrial Ltd.	2,383	12,492
	Easy Bio, Inc.	7,041	18,937
	Easy Holdings Co. Ltd.	20,602	41,529
	eBEST Investment & Securities Co. Ltd.	7,507	26,596
	Echo Marketing, Inc.	5,078	49,995
*	EcoBio Holdings Co. Ltd.	2,467	8,770
	Ecoplastic Corp.	19,200	40,830
	Ecopro BM Co. Ltd.	4,240	341,506
#	Ecopro Co. Ltd.	1,311	130,169
	e-Credible Co. Ltd.	1,402	16,816
*	Eehwa Construction Co. Ltd.	2,332	6,717
*	EG Corp.	493	2,500
*	Ehwa Technologies Information Co. Ltd.	64,549	31,727
	Elentec Co. Ltd.	3,096	26,317
	e-LITECOM Co. Ltd.	4,512	17,149
	E-MART, Inc.	4,820	285,742
*	EMKOREA Co. Ltd.	8,717	17,230
	EM-Tech Co. Ltd.	4,488	85,958
	ENF Technology Co. Ltd.	4,871	78,061
*	Enplus Co. Ltd.	4,630	16,154
*	Enzychem Lifesciences Corp.	26,948	36,081
	Eo Technics Co. Ltd.	2,609	119,100
	Estechpharma Co. Ltd.	2,989	15,342
*	ESTsoft Corp.	1,284	8,849
*	E-TRON Co. Ltd.	112,634	12,396
*	Eubiologics Co. Ltd.	3,259	23,713
	Eugene Corp.	25,711	61,353
	Eugene Investment & Securities Co. Ltd.	27,685	44,524
	Eugene Technology Co. Ltd.	6,991	105,470
	Eusu Holdings Co. Ltd.	6,956	33,680
*	EV Advanced Material Co. Ltd.	9,902	11,722
*	E-World	14,086	15,451
*	Exem Co. Ltd.	9,063	22,849
	Exicon Co. Ltd.	1,739	11,102
*	ezCaretech Co. Ltd.	672	8,421
#	F&F Co. Ltd.	5,740	584,837
	FarmStory Co. Ltd.	24,044	34,026
#	Fila Holdings Corp.	14,204	325,311
	Fine M-Tec Co. Ltd.	5,699	30,289
	Fine Semitech Corp.	3,337	31,534
	Fine Technix Co. Ltd.	3,100	5,127
*	Finetek Co. Ltd.	17,074	13,169
*	Flask Co. Ltd.	13,763	14,522
*	FNC Entertainment Co. Ltd.	1,512	4,897
	Foosung Co. Ltd.	17,799	154,396
*	FSN Co. Ltd.	3,829	11,245
	Fursys, Inc.	1,797	34,553

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Gabia, Inc.	4,174	$29,832
	Galaxia Moneytree Co. Ltd.	2,236	7,912
	Gaon Cable Co. Ltd.	2,294	26,860
*	GemVax & Kael Co. Ltd.	4,742	41,192
	Gemvaxlink Co. Ltd.	20,694	15,016
*	Genematrix, Inc.	3,848	12,571
*	Genexine, Inc.	3,269	51,253
*	Genie Music Corp.	5,141	13,607
*	GenNBio, Inc.	14,237	16,273
	GENOLUTION, Inc.	3,295	23,898
*	Genomictree, Inc.	1,846	11,645
	Genoray Co. Ltd.	4,726	26,501
	Geumhwa PSC Co. Ltd.	1,944	38,111
*	Gigalane Co. Ltd.	11,619	9,762
	Global Standard Technology Co. Ltd.	2,811	38,929
	GMB Korea Corp.	4,841	16,466
#	Golfzon Co. Ltd.	1,742	140,723
	Golfzon Newdin Holdings Co. Ltd.	9,235	34,849
*††	Good People Co. Ltd.	8,494	1,180
	Gradiant Corp.	5,742	54,935
	Green Chemical Co. Ltd.	2,679	18,492
	Green Cross Corp.	894	79,851
	Green Cross Holdings Corp.	9,505	115,520
*	Green Cross Medical Science Corp.	2,202	8,359
	Green Cross Wellbeing Corp.	2,484	10,971
	GS Engineering & Construction Corp.	24,007	364,780
	GS Holdings Corp.	18,437	594,695
	GS Retail Co. Ltd.	15,751	280,464
	Gwangju Shinsegae Co. Ltd.	1,600	35,358
	Haatz, Inc.	1,115	4,049
	Hae In Corp.	3,104	13,507
	HAESUNG DS Co. Ltd.	3,958	105,246
	Han Kuk Carbon Co. Ltd.	6,109	47,486
	Hana Financial Group, Inc.	71,408	2,064,493
	Hana Materials, Inc.	2,798	60,020
*	Hana Micron, Inc.	16,647	108,874
	Hana Pharm Co. Ltd.	2,648	26,557
*	Hanall Biopharma Co. Ltd.	6,016	59,789
	HanChang Paper Co. Ltd.	20,641	21,572
*	Hancom WITH, Inc.	5,353	12,696
*	Hancom, Inc.	2,433	22,314
	Handok, Inc.	4,481	50,917
	Handsome Co. Ltd.	7,877	138,539
	Hanil Iron & Steel Co. Ltd.	6,765	13,810
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	4,693	12,446
*	Hanjin Kal Corp.	1,052	29,327
	Hanjin Transportation Co. Ltd.	3,571	48,338
	Hankook Shell Oil Co. Ltd.	303	52,948
	Hankook Tire & Technology Co. Ltd.	20,635	528,550
*	Hankuk Steel Wire Co. Ltd.	5,428	14,859
	Hanmi Semiconductor Co. Ltd.	15,744	129,996
	HanmiGlobal Co. Ltd.	1,657	46,064
	Hannong Chemicals, Inc.	1,548	14,721
#	Hanon Systems	30,195	164,994
*	Hans Biomed Corp.	1,476	9,765
	Hansae Co. Ltd.	7,886	81,449
	Hansae Yes24 Holdings Co. Ltd.	6,281	20,344
	Hanshin Construction Co. Ltd.	4,020	24,833
	Hanshin Machinery Co.	3,749	18,069

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hansol Chemical Co. Ltd	2,270	$294,832
	Hansol Holdings Co. Ltd	19,120	42,382
	Hansol HomeDeco Co. Ltd	30,820	22,778
*	Hansol IONES Co. Ltd	6,315	29,207
	Hansol Logistics Co. Ltd	13,484	24,430
	Hansol Paper Co. Ltd	9,682	92,619
*	Hansol Technics Co. Ltd	14,047	51,195
	Hanssem Co. Ltd	1,951	51,217
*	Hanwha General Insurance Co. Ltd	35,940	92,750
	Hanwha Investment & Securities Co. Ltd	55,055	94,797
*	Hanwha Life Insurance Co. Ltd	122,230	187,130
*	Hanwha Solutions Corp	16,459	543,948
	Hanyang Eng Co. Ltd	5,655	53,887
	Hanyang Securities Co. Ltd	5,181	31,527
	Harim Co. Ltd	26,787	50,502
	Harim Holdings Co. Ltd	21,783	107,482
*	HB SOLUTION Co. Ltd	1,778	17,254
	HB Technology Co. Ltd	22,960	29,445
	HD Hyundai Co. Ltd	17,314	739,122
	HDC Holdings Co. Ltd	17,474	66,935
	HDC Hyundai Development Co. Engineering & Construction, Class E	19,170	134,359
	HDC Hyundai Engineering Plastics Co. Ltd	4,988	13,587
	HDCLabs Co. Ltd	2,261	11,816
	Hecto Financial Co. Ltd	742	12,069
	Hecto Innovation Co. Ltd	1,972	18,118
*	Helixmith Co. Ltd	7,110	62,271
*	HFR, Inc	2,292	48,653
	High Tech Pharm Co. Ltd	1,223	7,828
	HIMS Co. Ltd	1,778	7,161
*	HJ Magnolia Yongpyong Hotel & Resort Corp	12,765	27,225
*	HJ Shipbuilding & Construction Co. Ltd	6,769	16,650
	HL D&I Halla Corp	12,823	25,562
	HL Holdings Corp	4,071	89,919
	HL Mando Co. Ltd	11,028	381,830
*	HLB Global Co. Ltd	4,117	22,991
*	HLB Life Science Co. Ltd	14,982	127,330
*	HLB Therapeutics Co. Ltd	4,231	40,135
*	HLB, Inc	5,602	158,820
	HLscience Co. Ltd	625	8,047
#	HMM Co. Ltd	96,753	1,294,258
*	Home Center Holdings Co. Ltd	40,607	30,876
*	Homecast Co. Ltd	8,164	23,573
#	Hotel Shilla Co. Ltd	7,959	362,431
	HS Industries Co. Ltd	19,339	50,969
*	HSD Engine Co. Ltd	5,779	26,511
*	Hugel, Inc	471	36,897
*	Humax Co. Ltd	14,260	35,221
	Humedix Co. Ltd	1,789	26,423
	Huons Co. Ltd	3,135	68,715
	Huons Global Co. Ltd	2,929	36,320
	Husteel Co. Ltd	12,540	46,087
	Huvis Corp	8,020	27,687
	Huvitz Co. Ltd	4,994	38,645
	Hwa Shin Co. Ltd	10,954	68,375
	Hwacheon Machine Tool Co. Ltd	515	11,329
*	Hwail Pharm Co. Ltd	19,396	29,623
	Hwangkum Steel & Technology Co. Ltd	4,431	22,287
	Hwaseung Enterprise Co. Ltd	4,636	28,642
	HwaSung Industrial Co. Ltd	4,660	36,087

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	HYBE Co. Ltd.	944	$79,907
	Hy-Lok Corp.	4,195	60,719
	Hyosung Advanced Materials Corp.	698	155,921
*	Hyosung Chemical Corp.	1,212	86,059
	Hyosung Corp.	2,725	130,938
*	Hyosung Heavy Industries Corp.	2,751	110,602
	Hyosung TNC Corp.	1,681	308,009
	HyosungITX Co. Ltd.	1,039	9,584
	Hyundai Autoever Corp.	511	42,377
	Hyundai Bioland Co. Ltd.	2,761	23,428
	Hyundai BNG Steel Co. Ltd.	3,709	27,014
	Hyundai Construction Equipment Co. Ltd.	6,049	182,173
	Hyundai Corp.	4,150	47,125
	Hyundai Corp. Holdings, Inc.	2,602	18,526
	Hyundai Department Store Co. Ltd.	4,707	178,526
#*	Hyundai Doosan Infracore Co. Ltd.	60,619	235,665
*	Hyundai Electric & Energy System Co. Ltd.	5,422	130,526
	Hyundai Elevator Co. Ltd.	10,045	177,487
*	Hyundai Energy Solutions Co. Ltd.	607	25,038
	Hyundai Engineering & Construction Co. Ltd.	18,938	462,984
*	HYUNDAI EVERDIGM Corp.	3,095	17,743
	Hyundai Ezwel Co. Ltd.	4,703	16,985
	Hyundai Futurenet Co. Ltd.	21,018	38,893
	Hyundai Greenfood Co. Ltd.	18,657	85,171
	Hyundai Home Shopping Network Corp.	2,566	80,613
	Hyundai Livart Furniture Co. Ltd.	6,686	39,472
	Hyundai Marine & Fire Insurance Co. Ltd.	28,489	665,307
*	Hyundai Mipo Dockyard Co. Ltd.	1,654	106,446
	Hyundai Mobis Co. Ltd.	7,427	1,139,148
	Hyundai Motor Co.	24,881	2,867,248
	Hyundai Motor Securities Co. Ltd.	9,906	64,012
*	Hyundai Rotem Co. Ltd.	3,405	58,102
	Hyundai Steel Co.	29,755	585,511
	Hyundai Wia Corp.	4,555	194,860
	Hyungkuk F&B Co. Ltd.	5,256	8,973
	HyVision System, Inc.	3,675	39,228
	i3system, Inc.	1,104	12,230
*	iA, Inc.	37,651	18,387
	ICD Co. Ltd.	5,962	35,377
*	Icure Pharm, Inc.	1,902	5,086
	IDIS Holdings Co. Ltd.	2,685	20,632
*	IHQ, Inc.	32,198	12,055
	Il Sung Construction Co. Ltd.	4,662	7,458
	Iljin Electric Co. Ltd.	9,122	27,955
	Iljin Holdings Co. Ltd.	11,120	31,285
	Iljin Materials Co. Ltd.	1,139	48,330
	Iljin Power Co. Ltd.	2,128	19,293
	Ilshin Spinning Co. Ltd.	690	50,333
	Ilsung Pharmaceuticals Co. Ltd.	338	25,236
	Ilyang Pharmaceutical Co. Ltd.	3,326	41,458
*	iMarketKorea, Inc.	8,309	60,037
	InBody Co. Ltd.	3,960	56,988
*	INCON Co. Ltd.	23,367	18,501
	Incross Co. Ltd.	1,911	21,371
	Industrial Bank of Korea	80,278	588,326
*	Infinitt Healthcare Co. Ltd.	3,095	9,981
	InfoBank Corp.	1,192	10,125
*	Inhwa Precision Co. Ltd.	2,075	18,539
	INITECH Co. Ltd.	1,369	3,120

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	InkTec Co. Ltd.	1,927	$6,824
*	INNO Instrument, Inc.	9,461	7,994
	Innocean Worldwide, Inc.	4,363	122,892
	InnoWireless Co. Ltd.	1,034	19,913
	Innox Advanced Materials Co. Ltd.	7,249	138,728
*	Innox Corp.	852	12,349
*	Inscobee, Inc.	19,359	20,773
*	Insun ENT Co. Ltd.	10,014	62,948
*	Insung Information Co. Ltd.	10,915	15,607
	Intekplus Co. Ltd.	2,819	27,221
	Intellian Technologies, Inc.	954	41,713
	Intelligent Digital Integrated Security Co. Ltd.	1,743	26,289
*	Interflex Co. Ltd.	3,557	25,533
	Interojo Co. Ltd.	1,536	26,203
	INTOPS Co. Ltd.	5,223	101,881
*	iNtRON Biotechnology, Inc.	4,530	28,075
	Inzi Controls Co. Ltd.	5,722	32,095
	INZI Display Co. Ltd.	12,593	14,614
#	IS Dongseo Co. Ltd.	8,540	188,723
	ISC Co. Ltd.	2,797	59,422
	i-SENS, Inc.	3,054	74,075
*	ISU Abxis Co. Ltd.	3,988	16,578
*	IsuPetasys Co. Ltd.	11,988	49,403
*	ITCEN Co. Ltd.	3,817	9,863
*	ITEK, Inc.	3,626	19,990
	ITM Semiconductor Co. Ltd.	1,624	33,434
	It’s Hanbul Co. Ltd.	1,615	16,168
*	Jaeyoung Solutec Co. Ltd.	16,720	6,719
*	Jahwa Electronics Co. Ltd.	1,206	15,739
	JB Financial Group Co. Ltd.	46,009	231,681
	JC Chemical Co. Ltd.	9,362	48,428
	JC Hyun System, Inc.	6,088	15,416
*	Jeju Semiconductor Corp.	12,538	33,554
	Jinsung T.E.C	2,938	22,219
	JLS Co. Ltd.	3,636	18,960
*	JNK Heaters Co. Ltd.	5,529	20,734
*	JNTC Co. Ltd.	6,404	20,975
*	JoyCity Corp.	8,305	24,373
	JS Corp.	2,499	24,770
	Jungdawn Co. Ltd.	7,542	10,940
	Jusung Engineering Co. Ltd.	15,413	123,423
	JVM Co. Ltd.	1,700	20,791
	JW Life Science Corp.	3,290	27,132
	JYP Entertainment Corp.	7,401	287,710
	Kakao Corp.	4,939	175,210
*	Kakao Games Corp.	1,669	46,165
*	Kanglim Co. Ltd.	24,778	20,487
	Kangnam Jevisco Co. Ltd.	1,835	26,960
*	Kangstem Biotech Co. Ltd.	9,275	18,096
	KAON Media Co. Ltd.	6,872	28,344
	KB Financial Group, Inc.	46,756	1,573,312
	KB Financial Group, Inc., ADR	46,853	1,571,450
	KC Co. Ltd.	3,423	37,176
	KC Green Holdings Co. Ltd.	7,765	13,552
	KC Tech Co. Ltd.	3,975	42,036
	KCC Corp.	1,237	211,233
	KCC Engineering & Construction Co. Ltd.	3,073	12,560
	KCC Glass Corp.	5,228	141,810
	KCTC	10,256	29,104

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	KEC Corp.	25,236	$45,407
*	KEC Holdings Co. Ltd.	11,325	9,528
	KEPCO Engineering & Construction Co., Inc.	806	28,050
	KEPCO Plant Service & Engineering Co. Ltd.	3,989	89,208
	Keyang Electric Machinery Co. Ltd.	5,630	10,481
*	KEYEAST Co. Ltd.	3,383	13,602
	KG Chemical Corp.	3,946	63,612
	KG Dongbu Steel	6,762	36,812
	KG Eco Technology Service Co. Ltd.	10,244	68,300
#	Kginicis Co. Ltd.	7,291	65,639
	KGMobilians Co. Ltd.	9,604	38,231
	KH Vatec Co. Ltd.	3,822	32,499
	Kia Corp.	53,441	2,483,445
*	KidariStudio, Inc.	4,366	19,108
	KINX, Inc.	1,034	37,287
	KISCO Corp.	7,715	31,494
	KISCO Holdings Co. Ltd.	3,689	33,362
	KISWIRE Ltd.	4,602	57,892
#	KIWOOM Securities Co. Ltd.	7,418	419,718
	KL-Net Corp.	4,538	8,175
	KM Corp.	2,096	8,176
*	KMW Co. Ltd.	2,243	37,163
	Koentec Co. Ltd.	6,645	35,974
	Koh Young Technology, Inc.	11,321	94,699
#	Kolmar BNH Co. Ltd.	4,947	74,668
	Kolmar Korea Co. Ltd.	4,482	107,546
	Kolmar Korea Holdings Co. Ltd.	4,219	40,804
	Kolon Corp.	4,308	68,205
	Kolon Global Corp.	3,039	28,550
	Kolon Industries, Inc.	9,355	284,873
	Kolon Plastic, Inc.	3,586	24,408
	KoMiCo Ltd.	2,410	78,519
*	KONA I Co. Ltd.	3,514	38,155
	Kopla Co. Ltd.	4,024	13,776
	Korea Alcohol Industrial Co. Ltd.	5,591	41,342
	Korea Arlico Pharm Co. Ltd.	2,061	7,559
	Korea Asset In Trust Co. Ltd.	27,658	56,274
	Korea Cast Iron Pipe Industries Co. Ltd.	7,209	34,526
*	Korea Circuit Co. Ltd.	9,159	91,929
	Korea District Heating Corp.	664	12,181
	Korea Electric Terminal Co. Ltd.	3,099	112,576
	Korea Electronic Certification Authority, Inc.	4,271	14,783
	Korea Electronic Power Industrial Development Co. Ltd.	4,827	27,079
	Korea Export Packaging Industrial Co. Ltd.	845	15,006
	Korea Flange Co. Ltd.	11,755	19,781
	Korea Gas Corp.	6,890	168,144
*	Korea Information & Communications Co. Ltd.	2,352	21,520
	Korea Investment Holdings Co. Ltd.	18,722	649,911
*	Korea Line Corp.	87,607	120,887
	Korea Petrochemical Ind Co. Ltd.	1,862	154,405
	Korea Petroleum Industries Co.	3,884	29,354
	Korea Pharma Co. Ltd.	514	7,980
	Korea Ratings Corp.	326	15,378
	Korea Real Estate Investment & Trust Co. Ltd.	73,914	70,745
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	7,602	387,256
	Korea Zinc Co. Ltd.	1,374	616,174
*	Korean Air Lines Co. Ltd.	56,382	913,052
	Korean Reinsurance Co.	38,301	197,481
*	Kortek Corp.	3,744	23,810

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	KOSES Co. Ltd.	874	$4,523
#*	KPM Tech Co. Ltd.	68,126	18,209
*	KPS Corp.	1,718	6,377
	KPX Chemical Co. Ltd.	1,121	37,561
	KSIGN Co. Ltd.	12,339	12,443
	KSS LINE Ltd.	8,802	55,514
*	KT Alpha Co. Ltd.	6,828	25,034
#	KT Corp., Sponsored ADR	12,498	158,850
	KT Skylife Co. Ltd.	11,384	65,343
	KTCS Corp.	9,824	14,882
	Ktis Corp.	11,445	19,668
	Kukdo Chemical Co. Ltd.	703	21,331
	Kukdong Oil & Chemicals Co. Ltd.	7,267	18,202
*	Kukje Pharma Co. Ltd.	3,945	11,820
	Kukjeon Pharmaceutical Co. Ltd.	3,661	19,614
*	Kum Yang Co. Ltd.	5,331	102,719
*	Kumho HT, Inc.	61,887	43,374
	Kumho Petrochemical Co. Ltd.	8,698	797,384
*	Kumho Tire Co., Inc.	35,800	77,392
	KUMHOE&C Co. Ltd.	8,584	36,416
	Kumkang Kind Co. Ltd.	8,100	29,520
	Kwang Myung Electric Co. Ltd.	10,184	15,012
*	KX Hitech Co. Ltd.	19,773	18,217
*	KX Innovation Co. Ltd.	3,585	15,529
	Kyeryong Construction Industrial Co. Ltd.	4,158	49,790
	Kyobo Securities Co. Ltd.	9,892	36,220
	Kyochon F&B Co. Ltd.	1,515	11,101
	Kyongbo Pharmaceutical Co. Ltd.	1,969	7,496
	Kyung Dong Navien Co. Ltd.	3,389	81,839
*	Kyung Nam Pharm Co. Ltd.	5,905	7,617
	Kyung Nong Corp.	1,022	6,584
	Kyungbang Co. Ltd.	5,365	41,205
*	Kyungchang Industrial Co. Ltd.	11,095	15,168
	KyungDong City Gas Co. Ltd.	1,502	24,660
	Kyung-In Synthetic Corp.	12,581	42,006
	L&C Bio Co. Ltd.	3,441	54,122
*	L&F Co. Ltd.	1,051	165,626
	LabGenomics Co. Ltd.	19,173	96,831
*	Lake Materials Co. Ltd.	15,024	61,329
*	LaonPeople, Inc.	2,880	8,931
	LB Semicon, Inc.	11,748	65,974
	LEADCORP, Inc.	6,842	36,311
	Lee Ku Industrial Co. Ltd.	11,047	23,419
	LEENO Industrial, Inc.	2,558	245,076
	LF Corp.	9,746	101,441
	LG Chem Ltd.	4,351	1,909,387
	LG Corp.	14,146	785,287
#	LG Display Co. Ltd., ADR	134,277	596,190
	LG Display Co. Ltd.	34,347	306,523
	LG Electronics, Inc.	38,603	2,205,012
	LG H&H Co. Ltd.	1,359	485,544
	LG HelloVision Co. Ltd.	14,701	46,806
	LG Innotek Co. Ltd.	3,231	670,317
	LG Uplus Corp.	102,489	823,015
	Lion Chemtech Co. Ltd.	3,023	19,360
	Lock & Lock Co. Ltd.	7,256	31,033
*	Longtu Korea, Inc.	2,910	5,821
	LOT Vacuum Co. Ltd.	4,434	31,520
#	Lotte Chemical Corp.	3,145	325,880

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Lotte Confectionery Co. Ltd.	1,356	$123,614
	Lotte Corp.	6,544	149,551
*	Lotte Data Communication Co.	2,221	36,356
	LOTTE Fine Chemical Co. Ltd.	5,923	232,913
	LOTTE Himart Co. Ltd.	4,505	41,684
*	Lotte Non-Life Insurance Co. Ltd.	32,778	34,012
	Lotte Shopping Co. Ltd.	2,790	170,821
*	Lotte Tour Development Co. Ltd.	2,786	17,625
	LS Cable & System Asia Ltd.	1,638	8,657
	LS Corp.	7,213	336,086
	LS Electric Co. Ltd.	3,567	137,476
*	LTC Co. Ltd.	1,557	10,769
	Lutronic Corp.	5,422	68,833
*	LVMC Holdings	27,970	53,213
	LX Hausys Ltd.	4,303	97,073
#	LX Semicon Co. Ltd.	4,342	251,921
*	M2N Co. Ltd.	4,268	16,624
	Macquarie Korea Infrastructure Fund	69,077	535,359
	Maeil Dairies Co. Ltd.	2,167	71,554
	Maeil Holdings Co. Ltd.	5,094	30,141
	MAKUS, Inc.	5,043	24,011
	Manho Rope & Wire Ltd.	810	18,476
	Mcnex Co. Ltd.	5,122	98,443
*	MDS Tech, Inc.	3,242	13,330
*	ME2ON Co. Ltd.	11,945	39,051
	Mecaro Co. Ltd.	1,683	12,384
	Mediana Co. Ltd.	2,287	7,505
*	MEDICOX Co. Ltd.	1,863	11,297
*	Medifron DBT Co. Ltd.	5,858	5,210
*	Medipost Co. Ltd.	1,992	20,088
	Medy-Tox, Inc.	1,268	93,453
	Meerecompany, Inc.	1,773	26,015
	MegaStudy Co. Ltd.	3,816	29,439
	MegaStudyEdu Co. Ltd.	3,460	207,929
	MEKICS Co. Ltd.	4,913	14,032
	Meritz Financial Group, Inc.	16,372	248,836
	Meritz Fire & Marine Insurance Co. Ltd.	10,825	238,563
	Meritz Securities Co. Ltd.	116,273	301,504
*	Mgame Corp.	5,065	21,458
	Mi Chang Oil Industrial Co. Ltd.	382	19,951
*	MiCo BioMed Co. Ltd.	2,919	11,652
	MiCo Ltd.	11,862	77,226
	Mirae Asset Life Insurance Co. Ltd.	29,061	54,024
	Mirae Asset Securities Co. Ltd.	76,082	338,681
	Mirae Asset Venture Investment Co. Ltd.	12,030	36,156
	Miwon Chemicals Co. Ltd.	571	24,163
	Miwon Commercial Co. Ltd.	508	60,478
	Miwon Holdings Co. Ltd.	324	26,141
	Miwon Specialty Chemical Co. Ltd.	519	61,072
	MK Electron Co. Ltd.	6,294	44,504
	MNTech Co. Ltd.	3,027	31,013
*	Mobase Co. Ltd.	4,602	9,408
*	Mobase Electronics Co. Ltd.	7,394	6,887
*	Mobile Appliance, Inc.	4,796	11,151
*	Monalisa Co. Ltd.	2,670	5,558
	MonAmi Co. Ltd.	3,766	8,302
	Moonbae Steel Co. Ltd.	3,170	7,511
	Moorim P&P Co. Ltd.	14,195	45,067
	Moorim Paper Co. Ltd.	14,496	24,704

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Motonic Corp.	4,135	$22,101
*	Motrex Co. Ltd.	4,887	53,718
*	mPlus Corp.	1,540	15,415
*	MS Autotech Co. Ltd.	6,409	18,045
	Multicampus Co. Ltd.	1,164	29,224
*	N2Tech Co. Ltd.	15,054	7,778
	Nam Hwa Construction Co. Ltd.	1,461	6,734
	Namhae Chemical Corp.	7,725	49,423
*	Namsun Aluminum Co. Ltd.	20,838	30,378
*	Namu Tech Co. Ltd.	8,990	12,254
*	Namuga Co. Ltd.	2,390	19,067
	Namyang Dairy Products Co. Ltd.	175	44,625
*	NanoenTek, Inc.	3,851	13,945
	Nasmedia Co. Ltd.	1,565	33,955
*	Nature & Environment Co. Ltd.	22,791	16,923
	NAVER Corp.	4,617	547,660
#	NCSoft Corp.	1,487	406,218
*	NDFOS Co. Ltd.	5,440	19,822
	NeoPharm Co. Ltd.	1,605	19,415
*	Neowiz	1,902	48,063
	NEOWIZ HOLDINGS Corp.	1,665	28,259
*	Nepes Ark Corp.	1,845	29,976
*	NEPES Corp.	6,602	84,358
*	Neptune Co	1,152	10,167
Ω	Netmarble Corp.	2,738	85,565
	New Power Plasma Co. Ltd.	6,569	15,589
	Nexen Corp.	9,997	28,059
	Nexen Tire Corp.	18,926	102,414
*	Next Entertainment World Co. Ltd.	3,907	14,493
*	NextEye Co. Ltd.	26,281	11,505
	NEXTIN, Inc.	1,478	53,630
*	Nexturnbioscience Co. Ltd.	11,279	18,364
	NH Investment & Securities Co. Ltd.	47,239	297,023
*	NHN Corp.	8,909	143,264
*	NHN KCP Corp.	8,874	77,971
	NI Steel Co. Ltd.	6,459	17,447
	NICE Holdings Co. Ltd.	9,918	85,951
	Nice Information & Telecommunication, Inc.	2,947	54,750
	NICE Information Service Co. Ltd.	14,058	128,002
	NICE Total Cash Management Co. Ltd.	7,593	24,546
*	NK Co. Ltd.	30,243	18,881
	Nong Shim Holdings Co. Ltd.	900	38,699
	Nong Woo Bio Co. Ltd.	3,988	22,479
	NongShim Co. Ltd.	692	146,581
	Noroo Holdings Co. Ltd.	1,493	10,412
	NOROO Paint & Coatings Co. Ltd.	4,323	23,443
	NOVAREX Co. Ltd.	3,184	26,549
	NPC.	7,683	36,421
*	NSN Co. Ltd.	13,420	9,397
*	nTels Co. Ltd.	2,635	8,296
*	Nuintek Co. Ltd.	6,889	14,670
	Oceanbridge Co. Ltd.	1,416	12,602
#	OCI Co. Ltd.	7,582	541,544
	Okong Corp.	7,450	16,559
*	Omnisystem Co. Ltd.	14,815	15,311
	Openbase, Inc.	7,316	12,470
	OptoElectronics Solutions Co. Ltd.	1,981	22,001
*	OPTRON-TEC, Inc.	8,958	24,671
	OPTUS Pharmaceutical Co. Ltd.	4,848	21,072

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Orion Corp.	3,866	$275,099
	Orion Holdings Corp.	12,345	123,796
	Osstem Implant Co. Ltd.	3,537	263,376
*††	Osung Advanced Materials Co. Ltd.	28,148	43,916
	Ottogi Corp.	406	125,759
	Paik Kwang Industrial Co. Ltd.	13,688	42,602
	Pan Ocean Co. Ltd.	113,545	341,920
	Pang Rim Co. Ltd.	7,976	39,425
*	Pan-Pacific Co. Ltd.	13,908	11,696
	Park Systems Corp.	1,226	94,186
	Partron Co. Ltd.	20,598	118,389
	Paseco Co. Ltd.	3,138	27,822
*	Pearl Abyss Corp.	1,494	43,499
	People & Technology, Inc.	6,697	216,339
	PHA Co. Ltd.	3,537	15,129
*	PharmAbcine.	3,500	8,655
	PharmaResearch Co. Ltd.	1,521	65,538
*	PharmGen Science, Inc.	4,625	24,436
*	Pharmicell Co. Ltd.	6,363	45,427
*	Philoptics Co. Ltd.	3,684	19,107
	PI Advanced Materials Co. Ltd.	5,680	117,921
	PJ Electronics Co. Ltd.	1,293	5,649
	Point Engineering Co. Ltd.	7,357	10,220
*	Polaris Office Corp.	9,317	7,510
	POSCO Chemical Co. Ltd.	670	93,551
	Posco ICT Co. Ltd.	6,316	25,357
	Posco International Corp.	6,890	99,687
	Posco M-Tech Co. Ltd.	4,984	25,964
	POSCO Steeleon Co. Ltd.	1,417	26,816
*	Power Logics Co. Ltd.	9,956	37,440
	Protec Co. Ltd.	1,743	26,678
#	PSK, Inc.	7,547	80,535
	Pulmuone Co. Ltd.	5,745	41,282
*	Q Capital Partners Co. Ltd.	69,859	21,399
	QSI Co. Ltd.	1,365	8,709
*	RaonSecure Co. Ltd.	7,286	11,956
	Rayence Co. Ltd.	1,915	12,886
*	Remed Co. Ltd.	928	8,125
	Reyon Pharmaceutical Co. Ltd.	1,169	15,710
	RFHIC Corp.	3,423	50,437
*	RFTech Co. Ltd.	10,996	33,814
	RN2 Technologies Co. Ltd.	1,205	8,167
*	Robostar Co. Ltd.	1,376	16,811
	Rsupport Co. Ltd.	6,747	19,854
	S Net Systems, Inc.	4,714	15,209
	S&S Tech Corp.	1,744	30,326
*	S.Y. Co. Ltd.	14,170	31,661
	S-1 Corp.	5,393	236,031
	Sajo Industries Co. Ltd.	851	24,892
	Sajodaerim Corp.	1,835	30,538
*	Sajodongaone Co. Ltd.	20,377	14,935
	Sam Young Electronics Co. Ltd.	4,997	34,356
	Sam Yung Trading Co. Ltd.	6,134	55,766
	Sambo Corrugated Board Co. Ltd.	2,855	20,116
	Sambo Motors Co. Ltd.	3,769	15,499
*	Sambu Engineering & Construction Co. Ltd.	47,943	45,828
	Samchully Co. Ltd.	516	101,037
	Samchuly Bicycle Co. Ltd.	2,321	10,652
	Samho Development Co. Ltd.	8,183	22,262

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	SAMHWA NETWORKS Co. Ltd.	9,959	$16,712
	SAMHWA Paints Industrial Co. Ltd.	4,793	20,905
	Samick Musical Instruments Co. Ltd.	25,745	21,291
	Samick THK Co. Ltd.	2,406	19,473
*	Samil C&S Co. Ltd.	1,823	7,735
	Samil Pharmaceutical Co. Ltd.	2,526	13,106
	Samji Electronics Co. Ltd.	5,168	29,480
	Samjin LND Co. Ltd.	5,897	11,831
	Samjin Pharmaceutical Co. Ltd.	1,187	20,982
	Samkee Corp.	18,711	55,830
	Sammok S-Form Co. Ltd.	1,703	19,980
*Ω	Samsung Biologics Co. Ltd.	313	192,350
	Samsung C&T Corp.	4,770	395,965
	Samsung Card Co. Ltd.	6,778	146,940
	Samsung Climate Control Co. Ltd.	2,698	20,243
	Samsung Electro-Mechanics Co. Ltd.	15,055	1,275,031
	Samsung Electronics Co. Ltd., GDR	12,976	13,401,590
	Samsung Electronics Co. Ltd.	746,962	31,088,427
*	Samsung Engineering Co. Ltd.	31,002	517,898
	Samsung Fire & Marine Insurance Co. Ltd.	10,175	1,427,037
*	Samsung Heavy Industries Co. Ltd.	37,669	135,989
	Samsung Life Insurance Co. Ltd.	11,553	545,969
*	Samsung Pharmaceutical Co. Ltd.	10,916	20,817
	Samsung Publishing Co. Ltd.	1,669	29,072
	Samsung SDI Co. Ltd.	2,779	1,433,543
	Samsung SDS Co. Ltd.	5,294	463,802
	Samsung Securities Co. Ltd.	14,152	314,865
	SAMT Co. Ltd.	30,367	54,924
	Samwha Capacitor Co. Ltd.	2,639	59,246
	Samyang Corp.	1,532	39,863
	Samyang Foods Co. Ltd.	1,461	113,666
	Samyang Holdings Corp.	2,127	92,313
	Samyang Packaging Corp.	2,637	29,412
	Samyang Tongsang Co. Ltd.	846	29,741
*	Samyoung Chemical Co. Ltd.	8,737	14,632
	Sang-A Frontec Co. Ltd.	981	17,374
*	Sangbo Corp.	15,421	15,557
	Sangsangin Co. Ltd.	19,745	89,642
	Sangsin Energy Display Precision Co. Ltd.	3,457	39,904
	SaraminHR Co. Ltd.	2,279	51,302
	Satrec Initiative Co. Ltd.	829	14,678
	SAVEZONE I&C Corp.	8,459	15,276
*	SBI Investment Korea Co. Ltd.	24,785	20,568
*	SBW	103,748	27,366
*	S-Connect Co. Ltd.	8,419	4,863
*	SDN Co. Ltd.	13,861	19,281
	Seah Besteel Holdings Corp.	7,225	84,840
	SeAH Holdings Corp.	419	29,849
	SeAH Steel Corp.	565	55,037
	SeAH Steel Holdings Corp.	1,239	117,552
	Sebang Co. Ltd.	6,012	69,352
	Sebang Global Battery Co. Ltd.	2,504	68,369
#	Seegene, Inc.	15,048	302,520
	Segyung Hitech Co. Ltd.	3,272	26,713
	Sejin Heavy Industries Co. Ltd.	2,811	11,285
	Sejong Industrial Co. Ltd.	9,479	30,712
	Sejong Telecom, Inc.	76,162	35,891
*	Sekonix Co. Ltd.	1,677	6,428
*	Selvas AI, Inc.	3,295	12,253

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sempio Foods Co.	730	$16,080
*	S-Energy Co. Ltd.	6,724	16,937
	Seobu T&D.	13,952	65,630
	Seohan Co. Ltd.	57,673	41,222
	Seohee Construction Co. Ltd.	59,699	47,698
#	Seojin System Co. Ltd.	11,528	118,672
	Seoul Auction Co. Ltd.	2,218	27,712
	Seoul City Gas Co. Ltd.	276	63,813
*	Seoul Food Industrial Co. Ltd.	82,907	12,737
#	Seoul Semiconductor Co. Ltd.	20,492	149,983
	Seowon Co. Ltd.	8,892	8,005
	SEOWONINTECH Co. Ltd.	3,074	12,205
	Seoyon Co. Ltd.	6,326	23,130
	Seoyon E-Hwa Co. Ltd.	6,625	33,099
*	Sewon E&C Co. Ltd.	61,235	36,563
††	Sewon Precision Industry Co. Ltd.	1,917	2,041
	Sewoon Medical Co. Ltd.	4,473	8,716
#	SFA Engineering Corp.	8,043	215,038
*	SFA Semicon Co. Ltd.	29,487	89,068
	S-Fuelcell Co. Ltd.	622	8,736
*	SG Corp.	28,911	11,091
	SGC e Tec E&C Co. Ltd.	913	21,522
	SGC Energy Co. Ltd.	4,711	103,761
	SH Energy & Chemical Co. Ltd.	21,194	13,614
	Shin Heung Energy & Electronics Co. Ltd.	1,521	55,697
	Shindaeyang Paper Co. Ltd.	955	55,491
	Shinhan Financial Group Co. Ltd.	98,685	2,508,241
	Shinhan Financial Group Co. Ltd., ADR.	2,215	56,017
	Shinil Electronics Co. Ltd.	12,080	14,946
	Shinsegae Engineering & Construction Co. Ltd.	1,248	14,261
	Shinsegae Food Co. Ltd.	929	31,213
	Shinsegae Information & Communication Co. Ltd.	2,500	21,726
	Shinsegae International, Inc.	5,145	84,855
	Shinsegae, Inc.	2,893	430,752
	Shinsung Delta Tech Co. Ltd.	3,992	26,918
*	Shinsung E&G Co. Ltd.	25,750	34,105
*	Shinsung Tongsang Co. Ltd.	20,437	33,800
*	Shinwha Intertek Corp.	10,654	23,001
	Shinwon Corp.	22,329	24,102
	Shinyoung Securities Co. Ltd.	1,754	68,056
*	Showbox Corp.	5,069	11,767
*	Signetics Corp.	21,612	18,370
	SIGONG TECH Co. Ltd.	4,127	12,481
	Silla Co. Ltd.	2,472	19,336
#	Simmtech Co. Ltd.	8,384	207,334
	SIMMTECH HOLDINGS Co. Ltd.	14,346	35,204
	SIMPAC, Inc.	9,760	42,771
	Sindoh Co. Ltd.	2,207	49,870
	Sinil Pharm Co. Ltd.	3,300	18,585
	SJ Group Co. Ltd.	1,859	21,089
*	SK Biopharmaceuticals Co. Ltd.	1,054	42,911
	SK Chemicals Co. Ltd.	1,510	93,549
	SK D&D Co. Ltd.	5,388	77,857
	SK Discovery Co. Ltd.	4,939	102,850
	SK Gas Ltd.	1,450	115,940
	SK Hynix, Inc.	147,658	8,548,144
*	SK Innovation Co. Ltd.	16,214	1,963,324
*	SK Rent A Car Co. Ltd.	4,337	19,798
	SK Securities Co. Ltd.	170,647	78,468

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SK Telecom Co. Ltd.	17,997	$632,445
	SK Telecom Co. Ltd., Sponsored ADR	1,260	24,639
	SKC Co. Ltd.	3,631	262,997
	SL Corp.	3,529	75,941
*	SM Culture & Contents Co. Ltd.	6,924	15,099
#	SM Entertainment Co. Ltd.	3,145	156,652
*	SM Life Design Group Co. Ltd.	9,541	14,800
*††	S-MAC Co. Ltd.	16,063	19,942
	SMCore, Inc.	1,609	6,009
	SNT Holdings Co. Ltd.	3,470	34,800
*	SNU Precision Co. Ltd.	5,420	9,085
	S-Oil Corp.	14,598	885,143
*	Solborn, Inc.	7,338	18,422
*	Solid, Inc.	6,498	19,264
*	SOLUM Co. Ltd.	4,622	55,845
	Solus Advanced Materials Co. Ltd.	1,740	40,896
	Songwon Industrial Co. Ltd.	7,797	94,164
*	Sonid, Inc.	7,364	19,862
	Soosan Heavy Industries Co. Ltd.	4,596	8,606
	Soulbrain Co. Ltd.	1,275	182,777
	Soulbrain Holdings Co. Ltd.	2,191	35,519
	SPC Samlip Co. Ltd.	1,112	54,990
	Speco Co. Ltd.	1,997	7,237
	SPG Co. Ltd.	2,271	26,372
	Spigen Korea Co. Ltd.	1,896	42,493
#*††	Ssangyong Motor Co	8,401	29,489
	ST Pharm Co. Ltd.	811	47,323
	STIC Investments, Inc.	15,251	60,269
*	Straffic Co. Ltd.	5,984	17,243
*	Studio Dragon Corp.	1,860	89,092
*	STX Heavy Industries Co. Ltd.	9,103	24,106
	Suheung Co. Ltd.	2,902	68,277
	Sun Kwang Co. Ltd.	1,018	79,800
	Sung Kwang Bend Co. Ltd.	7,865	76,577
*	Sungchang Enterprise Holdings Ltd.	19,774	25,795
	Sungdo Engineering & Construction Co. Ltd.	1,353	4,363
	Sungwoo Hitech Co. Ltd.	25,725	93,303
	Sunjin Co. Ltd.	6,600	36,788
*	Sunny Electronics Corp.	5,164	8,194
*	Suprema, Inc.	1,914	32,472
	SurplusGLOBAL, Inc.	4,779	8,455
	SV Investment Corp.	9,883	15,119
*	Synergy Innovation Co. Ltd.	8,081	18,301
*	Synopex, Inc.	19,341	35,163
	Systems Technology, Inc.	3,599	34,513
	Tae Kyung Industrial Co. Ltd.	6,615	29,906
	Taekwang Industrial Co. Ltd.	146	72,005
	Taekyung BK Co. Ltd.	10,721	39,020
*††	Taewoong Co. Ltd.	3,088	21,724
	Taeyoung Engineering & Construction Co. Ltd.	11,082	32,633
#*	Taihan Electric Wire Co. Ltd.	26,231	27,568
*	Taihan Fiberoptics Co. Ltd.	11,246	20,253
*	Taihan Textile Co. Ltd.	662	23,664
	Tailim Packaging Co. Ltd.	8,783	15,560
	TCC Steel.	2,645	17,171
	TechWing, Inc.	13,589	55,825
*	Tego Science, Inc.	1,108	12,466
	Telechips, Inc.	2,641	23,013
*	TERA SCIENCE Co. Ltd.	12,314	13,296

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	TES Co. Ltd.	5,610	$62,450
*	Thinkware Systems Corp.	2,170	20,758
*	TK Chemical Corp.	6,958	14,609
	TK Corp.	8,069	92,652
*	Tkg Aikang Co. Ltd.	3,986	4,021
	TKG Huchems Co. Ltd.	7,658	111,808
	Tokai Carbon Korea Co. Ltd.	2,058	146,246
	Tongyang Life Insurance Co. Ltd.	24,537	88,083
	Tongyang, Inc.	72,698	50,524
*	Top Engineering Co. Ltd.	5,710	20,102
*	Toptec Co. Ltd.	9,669	45,794
	Tovis Co. Ltd.	6,399	39,011
	Tplex Co. Ltd.	6,418	18,332
	TS Corp.	19,785	35,262
*	TS Nexgen Co. Ltd.	20,719	14,416
	TSE Co. Ltd.	1,426	38,396
*	Tuksu Construction Co. Ltd.	3,773	21,850
*	TY Holdings Co. Ltd.	10,953	81,016
	TYM Corp.	22,702	39,532
	UBCare Co. Ltd.	6,063	20,455
	Ubiquoss Holdings, Inc.	2,043	19,481
	Ubiquoss, Inc.	2,176	23,273
*	Ubivelox, Inc.	959	9,167
	Uju Electronics Co. Ltd.	2,257	25,438
	Uni-Chem Co. Ltd.	14,724	11,772
*	Unick Corp.	5,333	18,655
	Unid Co. Ltd.	2,657	143,627
	Union Materials Corp.	5,948	12,766
	Union Semiconductor Equipment & Materials Co. Ltd.	11,469	49,231
	Uniquest Corp.	7,226	42,372
*	Unison Co. Ltd.	14,537	18,939
*	Unitekno Co. Ltd.	2,767	7,747
*	UniTest, Inc.	2,184	19,499
	UTI, Inc.	1,284	17,041
	Value Added Technology Co. Ltd.	2,860	60,415
*	Very Good Tour Co. Ltd.	2,162	13,728
	Viatron Technologies, Inc.	4,608	27,048
*	Vidente Co. Ltd.	19,231	47,856
	Vieworks Co. Ltd.	1,745	42,362
*	Vina Tech Co. Ltd.	533	16,547
	Visang Education, Inc.	4,557	18,732
	Vitzro Tech Co. Ltd.	4,197	16,471
	Vitzrocell Co. Ltd.	4,814	40,315
*	Vivozon Healthcare, Inc.	16,942	9,274
*	VT GMP Co. Ltd.	7,135	25,862
	Webcash Corp.	2,311	24,278
*	Webzen, Inc.	6,131	64,186
	Welcron Co. Ltd.	5,529	11,341
*	Wellbiotec Co. Ltd.	12,974	11,731
	Wemade Co. Ltd.	1,432	44,395
*	Wemade Play Co. Ltd.	1,704	21,048
	Whanin Pharmaceutical Co. Ltd.	4,006	48,351
*	WI Co. Ltd.	21,878	47,097
	Wiable Corp.	6,413	10,111
*	WillBes & Co.	38,081	19,375
	Winix, Inc.	3,182	21,666
*	Winpac, Inc.	9,832	9,028
	Wins Co. Ltd.	1,654	14,441
	WiSoL Co. Ltd.	10,907	48,402

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	WIZIT Co. Ltd.	46,770	$23,631
*	WONIK CUBE Corp.	13,425	18,429
*	Wonik Holdings Co. Ltd.	21,371	49,866
	WONIK IPS Co. Ltd.	11,569	222,718
	Wonik Materials Co. Ltd.	2,746	56,989
*	Wonik Pne Co. Ltd.	1,529	22,494
	Wonik QnC Corp.	6,335	107,931
*	WooGene B&G Co. Ltd.	5,150	6,170
	Woojin, Inc.	3,958	23,298
*	Woongjin Co. Ltd.	13,036	10,326
	Woongjin Thinkbig Co. Ltd.	27,380	43,731
*	Wooree Bio Co. Ltd.	19,822	47,206
#	Woori Financial Group, Inc., Sponsored ADR	291	7,246
	Woori Financial Group, Inc.	150,693	1,243,518
	Woori Investment Bank Co. Ltd.	193,477	102,696
*	Woori Technology, Inc.	17,387	15,886
	Woorison F&G Co. Ltd.	18,507	22,300
	Woory Industrial Co. Ltd.	2,406	22,954
*	Woosu AMS Co. Ltd.	5,550	9,979
*	Woowon Development Co. Ltd.	1,646	3,800
	Worldex Industry & Trading Co. Ltd.	3,984	53,184
	Y G-1 Co. Ltd.	8,490	34,390
	YAS Co. Ltd.	1,977	9,901
*	Y-entec Co. Ltd.	3,853	22,443
	Yesco Holdings Co. Ltd.	755	16,771
*	Yest Co. Ltd.	2,384	13,516
	YG Entertainment, Inc.	1,286	38,482
*	YG PLUS	3,947	11,063
*	YIK Corp.	8,752	20,171
*	YJM Games Co. Ltd.	7,752	7,300
	YMC Co. Ltd.	3,514	14,979
	YMT Co. Ltd.	2,063	21,111
	Yonwoo Co. Ltd.	1,485	13,065
	Yoosung Enterprise Co. Ltd.	10,361	19,227
	Youlchon Chemical Co. Ltd.	1,918	43,855
	Young Poong Corp.	189	83,516
	Young Poong Precision Corp.	4,334	35,708
	Youngone Corp.	10,751	356,346
	Youngone Holdings Co. Ltd.	3,354	127,292
*	YoungWoo DSP Co. Ltd.	13,510	13,577
	Yuanta Securities Korea Co. Ltd.	49,301	83,109
	YuHwa Securities Co. Ltd.	13,635	21,865
*	Yungjin Pharmaceutical Co. Ltd.	9,902	18,863
	Yuyu Pharma, Inc.	4,743	20,163
	Zeus Co. Ltd.	2,163	35,530
#	Zinus, Inc.	4,335	95,115

TOTAL SOUTH KOREA			157,182,773

TAIWAN — (17.5%)
	104 Corp.	3,000	17,682
	ABC Taiwan Electronics Corp.	22,000	14,956
	Abico Avy Co. Ltd.	64,054	37,516
	Ability Enterprise Co. Ltd.	114,508	71,149
#*	Ability Opto-Electronics Technology Co. Ltd.	19,528	33,053
	AcBel Polytech, Inc.	183,685	156,626
	Accton Technology Corp.	113,858	856,195
#	Acer, Inc.	1,128,287	772,019
	ACES Electronic Co. Ltd.	60,117	56,174
*	Acon Holding, Inc.	71,475	23,652

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Acter Group Corp. Ltd.	40,534	$118,174
	Action Electronics Co. Ltd.	103,000	40,191
	ADATA Technology Co. Ltd.	64,605	107,785
	Addcn Technology Co. Ltd.	11,830	66,038
	Advanced Ceramic X Corp.	21,000	99,787
	Advanced Energy Solution Holding Co. Ltd.	3,000	52,136
	Advanced International Multitech Co. Ltd.	57,000	164,019
	Advanced Optoelectronic Technology, Inc.	49,000	24,565
#	Advanced Power Electronics Corp.	29,000	84,887
	Advanced Wireless Semiconductor Co.	47,000	89,843
	Advancetek Enterprise Co. Ltd.	122,908	110,094
#	Advantech Co. Ltd.	46,058	417,269
	AEON Motor Co. Ltd.	22,000	27,640
	AGV Products Corp.	230,172	66,004
*	Airmate Cayman International Co. Ltd.	17,678	8,946
#	Airtac International Group	33,382	763,894
	Alchip Technologies Ltd.	11,000	220,284
	Alcor Micro Corp.	15,000	14,542
#	Alexander Marine Co. Ltd.	6,000	43,044
*	ALI Corp.	97,632	54,094
	All Ring Tech Co. Ltd.	14,000	24,645
	Allied Circuit Co. Ltd.	9,000	24,321
	Allis Electric Co. Ltd.	75,349	58,295
	Alltek Technology Corp.	71,813	67,724
	Alltop Technology Co. Ltd.	17,751	62,612
	Alpha Networks, Inc.	91,272	75,705
	Altek Corp.	110,727	114,783
	Amazing Microelectronic Corp.	33,782	86,216
*	Ambassador Hotel	110,000	106,452
	AMICCOM Electronics Corp.	16,000	11,827
	AMPACS Corp.	13,000	11,939
	Ampire Co. Ltd.	42,000	33,988
	Ample Electronic Technology Co. Ltd.	9,000	12,402
	AMPOC Far-East Co. Ltd.	46,000	57,842
	AmTRAN Technology Co. Ltd.	372,115	106,740
	Anji Technology Co. Ltd.	17,000	22,043
	Anpec Electronics Corp.	26,317	85,775
	Apac Opto Electronics, Inc.	36,000	32,602
	Apacer Technology, Inc.	40,506	50,121
	APAQ Technology Co. Ltd.	24,422	30,491
	APCB, Inc.	77,000	38,140
	Apex Biotechnology Corp.	48,477	35,020
	Apex International Co. Ltd.	81,868	125,035
	Apex Science & Engineering	68,848	21,022
	Apogee Optocom Co. Ltd.	10,000	17,342
	Arcadyan Technology Corp.	64,755	180,587
	Ardentec Corp.	287,411	372,256
	Argosy Research, Inc.	27,558	51,850
#	ASE Technology Holding Co. Ltd., ADR	88,084	448,349
#	ASE Technology Holding Co. Ltd.	802,089	1,980,477
	Asia Cement Corp.	593,696	686,481
	Asia Electronic Material Co. Ltd.	44,000	20,718
	Asia Optical Co., Inc.	98,000	173,779
*	Asia Pacific Telecom Co. Ltd.	921,139	180,730
*	Asia Plastic Recycling Holding Ltd.	120,857	26,927
	Asia Polymer Corp.	198,385	152,650
	Asia Tech Image, Inc.	26,000	43,608
	Asia Vital Components Co. Ltd.	159,278	502,281
	ASIX Electronics Corp.	16,000	45,256

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	ASMedia Technology, Inc.	3,312	$59,459
	ASolid Technology Co. Ltd.	9,000	16,937
#	ASPEED Technology, Inc.	7,258	376,260
	ASROCK, Inc.	23,000	69,612
	Asustek Computer, Inc.	174,996	1,279,442
	Aten International Co. Ltd.	45,000	105,527
	Audix Corp.	42,800	66,850
	AUO Corp.	2,778,400	1,450,007
	AUO Corp.	29,681	210,734
	AURAS Technology Co. Ltd.	34,000	126,226
	Aurona Industries, Inc.	42,000	23,305
	Aurora Corp.	23,585	57,014
	Aurotek Corp.	13,000	7,927
	Avalue Technology, Inc.	19,000	33,215
	Aver Information, Inc.	20,000	24,294
	Avermedia Technologies	20,000	12,094
*	Avision, Inc.	55,000	18,875
	Awea Mechantronic Co. Ltd.	13,230	12,725
	Axiomtek Co. Ltd.	24,000	39,404
*	Azurewave Technologies, Inc.	65,000	36,996
	Bafang Yunji International Co. Ltd.	25,000	135,916
	Bank of Kaohsiung Co. Ltd.	228,121	86,913
	Baolong International Co. Ltd.	45,000	21,548
	Basso Industry Corp.	69,000	82,566
	BenQ Materials Corp.	83,000	74,735
#	BES Engineering Corp.	647,000	160,187
*	Billion Electric Co. Ltd.	42,000	29,126
	Bin Chuan Enterprise Co. Ltd.	53,650	35,978
	Bionet Corp.	17,000	19,735
	Biostar Microtech International Corp.	54,000	21,336
	Bioteque Corp.	32,010	106,178
	Bizlink Holding, Inc.	43,807	334,065
	Bon Fame Co. Ltd.	7,000	10,435
	Bora Pharmaceuticals Co. Ltd.	7,304	62,252
	Brave C&H Supply Co. Ltd.	9,000	17,980
	Bright Led Electronics Corp.	47,100	20,774
	Brighten Optix Corp.	2,000	10,842
	Brighton-Best International Taiwan, Inc.	204,331	212,171
	Brillian Network & Automation Integrated System Co. Ltd.	7,000	17,896
	Browave Corp.	30,000	42,389
#	C Sun Manufacturing Ltd.	72,062	97,728
*	Calin Technology Co. Ltd.	8,000	8,520
*	Cameo Communications, Inc.	95,044	27,292
	Capital Futures Corp.	43,629	47,367
	Capital Securities Corp.	773,902	239,744
#*	Career Technology MFG. Co. Ltd.	239,126	178,306
	Carnival Industrial Corp.	71,499	23,704
#	Castles Technology Co. Ltd.	37,064	65,457
	Caswell, Inc.	18,000	44,487
	Catcher Technology Co. Ltd.	181,509	953,478
	Cathay Chemical Works	17,000	12,630
	Cathay Financial Holding Co. Ltd.	1,448,486	1,695,174
	Cathay Real Estate Development Co. Ltd.	278,300	125,160
	Cayman Engley Industrial Co. Ltd.	18,785	37,009
	Celxpert Energy Corp.	37,000	33,934
	Center Laboratories, Inc.	184,115	248,571
	Central Reinsurance Co. Ltd.	72,300	39,907
#	Century Iron & Steel Industrial Co. Ltd.	52,000	123,899
#	Chailease Holding Co. Ltd.	278,789	1,285,966

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chain Chon Industrial Co. Ltd.	88,516	$33,456
*	ChainQui Construction Development Co. Ltd.	41,171	18,203
	Champion Building Materials Co. Ltd.	130,000	37,103
	Champion Microelectronic Corp.	21,600	24,863
	Chang Hwa Commercial Bank Ltd.	900,561	463,438
	Chang Wah Electromaterials, Inc.	148,240	140,145
	Chang Wah Technology Co. Ltd.	117,500	105,501
	Channel Well Technology Co. Ltd.	94,000	69,628
	Charoen Pokphand Enterprise	93,676	219,942
	CHC Healthcare Group	49,000	59,986
	CHC Resources Corp.	43,379	60,085
	Chen Full International Co. Ltd.	46,000	48,501
	Chenbro Micom Co. Ltd.	27,000	55,297
#	Cheng Loong Corp.	404,480	328,457
	Cheng Mei Materials Technology Corp.	280,250	80,175
	Cheng Shin Rubber Industry Co. Ltd.	565,808	566,084
	Cheng Uei Precision Industry Co. Ltd.	202,159	210,388
*	Chenming Electronic Technology Corp.	64,000	26,856
	Chi Hua Fitness Co. Ltd.	5,000	10,051
	Chia Chang Co. Ltd.	52,000	54,118
#	Chia Hsin Cement Corp.	214,000	105,101
	Chian Hsing Forging Industrial Co. Ltd.	24,200	23,620
	Chicony Electronics Co. Ltd.	190,350	472,245
	Chicony Power Technology Co. Ltd.	73,731	159,749
	Chief Telecom, Inc.	6,000	51,731
	Chieftek Precision Co. Ltd.	31,075	70,323
	Chien Kuo Construction Co. Ltd.	80,540	27,214
	Chien Shing Harbour Service Co. Ltd.	31,000	31,413
	Chime Ball Technology Co. Ltd.	10,565	12,186
	China Airlines Ltd.	1,257,062	658,046
#	China Bills Finance Corp.	351,000	154,655
	China Chemical & Pharmaceutical Co. Ltd.	121,000	75,765
#	China Development Financial Holding Corp.	3,658,999	1,331,421
	China Ecotek Corp.	10,000	12,578
	China Electric Manufacturing Corp.	127,170	54,485
	China Fineblanking Technology Co. Ltd.	14,604	15,608
	China General Plastics Corp.	204,602	125,202
	China Glaze Co. Ltd.	60,680	22,645
*	China Man-Made Fiber Corp.	585,965	140,340
	China Metal Products	143,190	118,964
	China Motor Corp.	114,600	148,321
#	China Petrochemical Development Corp.	1,777,033	516,647
	China Steel Chemical Corp.	67,227	214,483
#	China Steel Corp.	2,257,940	1,879,555
	China Wire & Cable Co. Ltd.	36,120	28,074
	Chinese Maritime Transport Ltd.	35,120	34,883
	Ching Feng Home Fashions Co. Ltd.	58,000	29,850
#	Chin-Poon Industrial Co. Ltd.	192,113	163,568
#	Chipbond Technology Corp.	368,000	620,185
	ChipMOS Technologies, Inc.	313,594	307,976
	ChipMOS Technologies, Inc., ADR	3,460	68,360
	Chlitina Holding Ltd.	25,000	114,254
	Chong Hong Construction Co. Ltd.	83,361	183,902
	Chroma ATE, Inc.	57,466	313,743
	Chun YU Works & Co. Ltd.	66,150	45,299
	Chun Yuan Steel Industry Co. Ltd.	243,999	112,168
	Chung Hsin Electric & Machinery Manufacturing Corp.	205,000	313,553
#	Chung Hung Steel Corp.	397,889	242,453
	Chung Hwa Food Industrial Co. Ltd.	16,700	51,235

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chung Hwa Pulp Corp.	196,246	$101,171
	Chunghwa Precision Test Tech Co. Ltd.	9,000	105,804
	Chunghwa Telecom Co. Ltd., Sponsored ADR	14,302	492,132
	Chunghwa Telecom Co. Ltd.	255,800	881,977
	Cleanaway Co. Ltd.	34,000	176,017
	Clevo Co.	175,869	167,609
	CMC Magnetics Corp.	482,132	96,848
	C-Media Electronics, Inc.	24,000	29,418
	CoAsia Electronics Corp.	39,975	13,435
	Collins Co. Ltd.	30,000	13,337
	Compal Broadband Networks, Inc.	11,000	7,289
	Compal Electronics, Inc.	1,182,086	773,165
	Compeq Manufacturing Co. Ltd.	313,000	422,840
	Compucase Enterprise	38,000	31,167
	Concord International Securities Co. Ltd.	51,940	15,876
	Concord Securities Co. Ltd.	229,912	66,759
	Continental Holdings Corp.	188,250	162,725
	Contrel Technology Co. Ltd.	70,000	30,140
	Coremax Corp.	22,852	61,764
	Coretronic Corp.	171,600	265,527
	Co-Tech Development Corp.	97,541	131,675
	Cowealth Medical Holding Co. Ltd.	27,216	19,983
	Coxon Precise Industrial Co. Ltd.	33,000	12,054
	Creative Sensor, Inc.	30,000	19,943
	Crowell Development Corp.	58,000	26,723
	CTBC Financial Holding Co. Ltd.	4,209,612	2,659,367
	CTCI Corp.	246,555	358,540
*	C-Tech United Corp.	21,946	8,932
	CviLux Corp.	40,902	38,132
	CX Technology Co. Ltd.	33,750	22,362
	Cyberlink Corp.	10,356	28,944
	CyberPower Systems, Inc.	24,000	68,887
#	CyberTAN Technology, Inc.	144,576	97,584
	Cypress Technology Co. Ltd.	19,048	29,923
	Cystech Electronics Corp.	8,400	14,693
#	DA CIN Construction Co. Ltd.	139,000	129,091
	Dadi Early-Childhood Education Group Ltd.	6,825	16,928
	Dafeng TV Ltd.	28,396	42,590
#	Da-Li Development Co. Ltd.	171,161	139,830
*	Danen Technology Corp.	20,216	6,479
	Darfon Electronics Corp.	117,000	137,118
*	Darwin Precisions Corp.	202,000	53,729
	Daxin Materials Corp.	28,000	49,993
	De Licacy Industrial Co. Ltd.	131,458	56,615
*	Delpha Construction Co. Ltd.	121,000	68,663
	Delta Electronics, Inc.	107,940	858,858
#	Depo Auto Parts Ind Co. Ltd.	65,000	133,716
	DFI, Inc.	14,000	24,277
	Dimerco Data System Corp.	24,884	49,798
	Dimerco Express Corp.	71,800	137,742
	D-Link Corp.	255,136	114,820
	Donpon Precision, Inc.	26,000	16,071
	Dr Wu Skincare Co. Ltd.	11,000	29,078
	Draytek Corp.	26,000	19,840
	Dyaco International, Inc.	33,880	37,399
	Dynamic Holding Co. Ltd.	141,382	71,080
#	Dynapack International Technology Corp.	70,000	148,425
	E & R Engineering Corp.	34,535	54,556
	E Ink Holdings, Inc.	26,000	165,208

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	E.Sun Financial Holding Co. Ltd.	1,647,933	$1,184,310
	Eastern Media International Corp.	149,265	96,003
	Eclat Textile Co. Ltd.	33,279	436,711
	ECOVE Environment Corp.	13,000	98,198
#*	Edimax Technology Co. Ltd.	86,000	39,749
	Edison Opto Corp.	56,789	24,527
	Edom Technology Co. Ltd.	88,615	74,667
	eGalax_eMPIA Technology, Inc.	30,467	47,379
	Egis Technology, Inc.	29,000	50,383
	Elan Microelectronics Corp.	137,959	346,325
#*	E-Lead Electronic Co. Ltd.	16,176	31,366
	E-LIFE MALL Corp.	35,000	87,712
	Elite Advanced Laser Corp.	71,928	78,187
	Elite Material Co. Ltd.	86,909	393,119
	Elite Semiconductor Microelectronics Technology, Inc.	165,000	317,620
#*	Elitegroup Computer Systems Co. Ltd.	162,235	102,956
	eMemory Technology, Inc.	17,000	563,711
	Emerging Display Technologies Corp.	62,000	37,757
	Ennoconn Corp.	34,915	199,642
	Ennostar, Inc.	318,227	404,218
	EnTie Commercial Bank Co. Ltd.	218,500	97,198
	Epileds Technologies, Inc.	43,000	18,296
	Episil Technologies, Inc.	44,000	118,243
	Episil-Precision, Inc.	19,078	40,631
	Eris Technology Corp.	5,000	25,722
	Eson Precision Ind Co. Ltd.	36,000	65,605
	Eternal Materials Co. Ltd.	375,321	347,768
#	Etron Technology, Inc.	83,990	90,264
	Eurocharm Holdings Co. Ltd.	13,000	66,459
	Eva Airways Corp.	901,990	651,347
*	Everest Textile Co. Ltd.	211,837	50,125
	Evergreen International Storage & Transport Corp.	240,000	192,795
	Evergreen Marine Corp. Taiwan Ltd.	363,342	1,545,764
	Evergreen Steel Corp.	75,000	112,024
	Everlight Electronics Co. Ltd.	212,149	224,989
	Everspring Industry Co. Ltd.	63,000	21,604
	Excel Cell Electronic Co. Ltd.	40,000	28,850
	Excellence Opto, Inc.	32,000	20,239
	Excelliance Mos Corp.	14,000	39,149
	Excelsior Medical Co. Ltd.	50,606	96,815
	EZconn Corp.	13,250	16,073
	Far Eastern Department Stores Ltd.	445,370	248,657
	Far Eastern International Bank	1,022,715	335,938
	Far Eastern New Century Corp.	607,560	605,559
	Far EasTone Telecommunications Co. Ltd.	366,000	802,492
#	Faraday Technology Corp.	84,000	367,868
	Farcent Enterprise Co. Ltd.	11,000	18,215
	Farglory F T Z Investment Holding Co. Ltd.	55,777	89,754
	Farglory Land Development Co. Ltd.	108,442	178,923
*	Federal Corp.	125,729	72,386
	Feedback Technology Corp.	15,400	34,144
	Feng Hsin Steel Co. Ltd.	212,550	370,664
	Feng TAY Enterprise Co. Ltd.	98,380	488,583
	FineTek Co. Ltd.	12,210	33,460
	Firich Enterprises Co. Ltd.	14,947	11,618
	First Copper Technology Co. Ltd.	53,000	45,005
	First Financial Holding Co. Ltd.	1,463,982	1,123,025
	First Hi-Tec Enterprise Co. Ltd.	42,709	52,752
	First Hotel	107,746	46,270

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	First Insurance Co. Ltd.	103,606	$45,143
*	First Steamship Co. Ltd.	341,425	84,627
	FIT Holding Co. Ltd.	72,000	51,955
	Fitipower Integrated Technology, Inc.	70,000	224,620
	Fittech Co. Ltd.	28,000	68,363
	FLEXium Interconnect, Inc.	196,001	555,257
	Flytech Technology Co. Ltd.	48,373	94,888
#	FocalTech Systems Co. Ltd.	30,963	65,521
	FOCI Fiber Optic Communications, Inc.	34,000	22,964
	Forcecon Tech Co. Ltd.	29,006	41,039
	Forest Water Environment Engineering Co. Ltd.	23,183	20,264
	Formosa Advanced Technologies Co. Ltd.	93,000	108,423
	Formosa Chemicals & Fibre Corp.	609,378	1,313,500
	Formosa International Hotels Corp.	8,905	49,396
	Formosa Oilseed Processing Co. Ltd.	28,000	47,224
	Formosa Optical Technology Co. Ltd.	22,000	38,554
	Formosa Petrochemical Corp.	125,000	321,614
#	Formosa Plastics Corp.	385,134	992,263
	Formosa Sumco Technology Corp.	15,000	67,435
	Formosa Taffeta Co. Ltd.	332,000	264,000
	Formosan Rubber Group, Inc.	101,720	62,435
	Formosan Union Chemical	148,847	93,675
	Forward Electronics Co. Ltd.	33,000	19,596
	Founding Construction & Development Co. Ltd.	77,460	41,282
	Foxconn Technology Co. Ltd.	236,536	331,107
	Foxsemicon Integrated Technology, Inc.	35,562	183,526
	Franbo Lines Corp.	55,754	24,961
	Froch Enterprise Co. Ltd.	75,713	52,120
	FSP Technology, Inc.	67,886	77,739
	Fu Chun Shin Machinery Manufacture Co. Ltd.	41,820	23,061
	Fubon Financial Holding Co. Ltd.	1,361,910	2,151,183
#	Fulgent Sun International Holding Co. Ltd.	68,898	291,138
	Fullerton Technology Co. Ltd.	51,000	28,302
	Fulltech Fiber Glass Corp.	149,349	52,268
	Fusheng Precision Co. Ltd.	37,000	208,074
	Fwusow Industry Co. Ltd.	104,756	63,430
	G Shank Enterprise Co. Ltd.	62,382	84,599
	Gallant Precision Machining Co. Ltd.	47,000	37,044
	Gamania Digital Entertainment Co. Ltd.	56,000	93,215
*	GCS Holdings, Inc.	41,000	44,292
	GEM Services, Inc.	23,670	45,672
	Gemtek Technology Corp.	188,574	152,526
#	General Interface Solution Holding Ltd.	130,000	313,135
	General Plastic Industrial Co. Ltd.	34,384	29,484
	Generalplus Technology, Inc.	25,000	34,585
	GeneReach Biotechnology Corp.	14,460	22,774
#	Genesys Logic, Inc.	20,000	51,527
	Genius Electronic Optical Co. Ltd.	24,979	231,802
	Genovate Biotechnology Co. Ltd.	35,420	23,597
	GeoVision, Inc.	37,264	38,326
	Getac Holdings Corp.	228,000	275,182
	GFC Ltd.	27,500	55,031
	Giant Manufacturing Co. Ltd.	73,287	466,381
*	Giantplus Technology Co. Ltd.	140,000	47,873
	Gigabyte Technology Co. Ltd.	207,000	591,017
*	Gigasolar Materials Corp.	13,897	41,307
*	Gigastorage Corp.	39,000	19,762
	Global Brands Manufacture Ltd.	155,172	123,827
	Global Lighting Technologies, Inc.	42,000	71,389

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Global Mixed Mode Technology, Inc.	39,000	$155,459
	Global PMX Co. Ltd.	23,000	105,328
	Global Unichip Corp.	22,000	330,940
	Globalwafers Co. Ltd.	84,000	931,050
*	Globe Union Industrial Corp.	114,518	42,096
	Gloria Material Technology Corp.	210,708	185,365
*	Glotech Industrial Corp.	59,000	18,434
	GMI Technology, Inc.	63,970	34,189
	Gold Circuit Electronics Ltd.	174,836	462,695
	Goldsun Building Materials Co. Ltd.	428,735	300,837
	Good Way Technology Co. Ltd.	11,000	15,183
	Good Will Instrument Co. Ltd.	29,859	23,601
	Gourmet Master Co. Ltd.	56,052	170,151
	Grand Ocean Retail Group Ltd.	42,000	17,320
	Grand Pacific Petrochemical	437,000	235,572
	Grand Process Technology Corp.	10,000	56,187
	GrandTech CG Systems, Inc.	24,915	40,109
	Grape King Bio Ltd.	59,000	222,263
	Great China Metal Industry	78,000	58,546
	Great Taipei Gas Co. Ltd.	115,000	109,189
	Great Tree Pharmacy Co. Ltd.	16,440	137,742
	Great Wall Enterprise Co. Ltd.	248,448	309,750
	Greatek Electronics, Inc.	157,000	226,035
*††	Green Energy Technology, Inc.	181,537	0
	Group Up Industrial Co. Ltd.	18,000	44,320
	GTM Holdings Corp.	63,000	47,176
	Gudeng Precision Industrial Co. Ltd.	6,000	40,178
#	Hai Kwang Enterprise Corp.	29,000	15,591
	Hannstar Board Corp.	186,734	166,121
	HannStar Display Corp.	761,000	269,627
	HannsTouch Solution, Inc.	281,781	80,340
	Hanpin Electron Co. Ltd.	26,000	22,593
	Harmony Electronics Corp.	18,000	16,425
	Harvatek Corp.	66,052	31,676
	Heran Co. Ltd.	16,000	50,326
	Hi-Clearance, Inc.	8,107	34,718
	Highlight Tech Corp.	42,136	58,424
*	High-Tek Harness Enterprise Co. Ltd.	47,000	19,808
#	Highwealth Construction Corp.	229,613	295,078
	HIM International Music, Inc.	13,190	29,296
	Hiroca Holdings Ltd.	20,728	29,391
	Hitron Technology, Inc.	66,799	51,146
	Hiwin Technologies Corp.	83,380	428,380
	Hiyes International Co. Ltd.	17,000	30,394
#	Ho Tung Chemical Corp.	465,035	115,730
	Hocheng Corp.	112,586	37,844
	Holiday Entertainment Co. Ltd.	13,600	23,922
	Holtek Semiconductor, Inc.	91,000	186,864
#	Holy Stone Enterprise Co. Ltd.	70,000	189,326
	Hon Hai Precision Industry Co. Ltd.	1,527,599	4,851,771
	Hon Hai Precision Industry Co. Ltd.,GDR	56,389	350,771
*	Hong Pu Real Estate Development Co. Ltd.	80,609	54,997
	Hong TAI Electric Industrial	102,000	45,937
	Hong YI Fiber Industry Co.	68,000	35,845
	Horizon Securities Co. Ltd.	166,420	51,243
	Hotai Finance Co. Ltd.	56,000	163,298
	Hotai Motor Co. Ltd.	34,000	615,143
*	Hotron Precision Electronic Industrial Co. Ltd.	11,000	11,578
	Hsin Kuang Steel Co. Ltd.	117,788	124,629

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hsin Yung Chien Co. Ltd.	18,364	$53,390
	Hsing TA Cement Co.	68,000	31,837
#*	HTC Corp.	147,000	229,279
#	Hu Lane Associate, Inc.	31,679	143,105
	HUA ENG Wire & Cable Co. Ltd.	119,000	47,330
	Hua Jung Components Co. Ltd.	70,000	19,476
#	Hua Nan Financial Holdings Co. Ltd.	1,292,693	843,314
	Hua Yu Lien Development Co. Ltd.	7,000	11,608
	Huaku Development Co. Ltd.	128,465	343,137
	Huang Hsiang Construction Corp.	16,000	19,544
	Hung Ching Development & Construction Co. Ltd.	75,000	48,093
#	Hung Sheng Construction Ltd.	175,200	133,908
	Huxen Corp.	28,000	39,464
	Hwa Fong Rubber Industrial Co. Ltd.	76,849	33,365
	Hwacom Systems, Inc.	64,000	27,784
	Hycon Technology Corp.	11,200	18,889
	IBF Financial Holdings Co. Ltd.	1,089,568	374,899
	IC Plus Corp.	15,000	25,696
	Ichia Technologies, Inc.	118,897	65,722
	I-Chiun Precision Industry Co. Ltd.	71,228	36,835
	IEI Integration Corp.	62,680	102,815
	Inergy Technology, Inc.	6,000	11,434
	Infortrend Technology, Inc.	110,798	59,157
	Info-Tek Corp.	37,000	61,288
	Innodisk Corp.	36,559	186,946
	Innolux Corp.	3,836,712	1,407,044
	Inpaq Technology Co. Ltd.	24,750	30,902
	Insyde Software Corp.	11,000	25,296
	Intai Technology Corp.	11,800	33,310
*	Integrated Service Technology, Inc.	48,345	117,597
	IntelliEPI, Inc.	9,000	16,019
	Interactive Digital Technologies, Inc.	5,000	8,947
	International CSRC Investment Holdings Co.	345,400	202,256
	International Games System Co. Ltd.	42,000	457,275
#	Inventec Corp.	599,181	453,132
	Iron Force Industrial Co. Ltd.	18,000	39,578
	I-Sheng Electric Wire & Cable Co. Ltd.	57,000	71,719
#	ITE Technology, Inc.	82,202	151,268
	ITEQ Corp.	124,628	211,215
	Jarllytec Co. Ltd.	29,000	47,497
	Jean Co. Ltd.	53,605	20,100
#	Jentech Precision Industrial Co. Ltd.	16,498	178,852
	Jess-Link Products Co. Ltd.	34,875	37,965
	Jetway Information Co. Ltd.	38,000	28,221
	Jia Wei Lifestyle, Inc.	27,592	36,109
	Jih Lin Technology Co. Ltd.	24,000	44,789
	Jiin Yeeh Ding Enterprise Co. Ltd.	22,400	22,154
	Jinan Acetate Chemical Co. Ltd.	5,270	17,862
*	Jinli Group Holdings Ltd.	81,159	24,357
	JMC Electronics Co. Ltd.	14,000	12,750
	Jochu Technology Co. Ltd.	16,000	9,849
	Joinsoon Electronics Manufacturing Co. Ltd.	21,000	10,816
	Jourdeness Group Ltd.	21,000	47,122
	K Laser Technology, Inc.	71,000	39,785
	Kaimei Electronic Corp.	40,587	65,082
	Kaori Heat Treatment Co. Ltd.	18,983	68,743
	Kaulin Manufacturing Co. Ltd.	53,000	21,344
	Kedge Construction Co. Ltd.	35,200	49,836
	Keding Enterprises Co. Ltd.	11,000	45,708

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	KEE TAI Properties Co. Ltd.	189,226	$63,922
#	Kenda Rubber Industrial Co. Ltd.	276,236	261,569
	Kenmec Mechanical Engineering Co. Ltd.	83,000	62,002
#	Kerry TJ Logistics Co. Ltd.	100,000	108,255
#*	Key Ware Electronics Co. Ltd.	83,994	25,607
	Keystone Microtech Corp.	9,000	41,900
	Kindom Development Co. Ltd.	213,700	159,554
	King Chou Marine Technology Co. Ltd.	33,660	35,493
	King Slide Works Co. Ltd.	26,050	338,011
	King Yuan Electronics Co. Ltd.	551,529	558,019
	King’s Town Bank Co. Ltd.	389,000	370,227
*	King’s Town Construction Co. Ltd.	41,348	43,765
#	Kinik Co.	51,000	160,605
	Kinko Optical Co. Ltd.	61,769	43,920
	Kinpo Electronics	526,028	230,123
#	Kinsus Interconnect Technology Corp.	126,009	406,035
	KMC Kuei Meng International, Inc.	29,761	128,728
#	KNH Enterprise Co. Ltd.	86,000	40,538
	Ko Ja Cayman Co. Ltd.	20,000	31,443
#	KS Terminals, Inc.	70,760	150,316
	Kung Long Batteries Industrial Co. Ltd.	30,000	126,062
*	Kung Sing Engineering Corp.	254,404	50,814
	Kuo Toong International Co. Ltd.	83,625	50,140
	Kuo Yang Construction Co. Ltd.	90,366	50,248
	Kwong Lung Enterprise Co. Ltd.	41,000	76,476
	KYE Systems Corp.	108,426	32,075
	L&K Engineering Co. Ltd.	73,000	64,871
	La Kaffa International Co. Ltd.	13,000	39,482
	LAN FA Textile	107,277	27,093
	Land Mark Optoelectronics Corp.	31,000	88,947
*	Lang, Inc.	16,000	12,489
	Lanner Electronics, Inc.	35,813	71,398
	Largan Precision Co. Ltd.	14,306	818,474
	Laser Tek Taiwan Co. Ltd.	29,000	23,179
	Laster Tech Corp. Ltd.	23,821	21,362
	LCY Technology Corp.	26,000	19,479
*	Leader Electronics, Inc.	67,602	19,419
#	Leadtek Research, Inc.	6,600	7,582
	Leadtrend Technology Corp.	11,770	20,568
	Lealea Enterprise Co. Ltd.	323,981	104,372
	Ledlink Optics, Inc.	15,467	10,666
	LEE CHI Enterprises Co. Ltd.	78,000	52,088
	Lelon Electronics Corp.	37,694	56,512
	Lemtech Holdings Co. Ltd.	10,115	22,503
	Leo Systems, Inc.	36,000	31,579
*	Leofoo Development Co. Ltd.	42,254	20,701
*	Li Cheng Enterprise Co. Ltd.	38,337	27,272
*	Li Peng Enterprise Co. Ltd.	213,806	51,323
	Lian HWA Food Corp.	33,208	67,108
	Lida Holdings Ltd.	31,320	27,742
	Lien Hwa Industrial Holdings Corp.	170,765	246,227
	Ligitek Electronics Co. Ltd.	35,000	16,136
	Lingsen Precision Industries Ltd.	208,000	82,890
#	Lite-On Technology Corp.	636,395	1,260,208
	Liton Technology Corp.	32,000	24,285
*	Long Bon International Co. Ltd.	61,180	31,326
	Long Da Construction & Development Corp.	67,000	42,691
#	Longchen Paper & Packaging Co. Ltd.	364,908	167,798
	Longwell Co.	42,000	67,888

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Lotes Co. Ltd.	18,040	$432,940
	Lu Hai Holding Corp.	24,009	22,083
	Lumax International Corp. Ltd.	39,142	79,858
	Lung Yen Life Service Corp.	73,000	79,906
	Luxe Electric Co. Ltd.	29,960	15,203
#	M31 Technology Corp.	5,000	50,176
	Macauto Industrial Co. Ltd.	29,000	51,422
	Machvision, Inc.	19,676	71,187
	Macroblock, Inc.	18,000	51,067
	Macronix International Co. Ltd.	615,201	566,779
	Makalot Industrial Co. Ltd.	61,605	381,477
	Marketech International Corp.	36,000	108,731
	Materials Analysis Technology, Inc.	23,160	98,546
	Mayer Steel Pipe Corp.	41,259	27,593
	Mechema Chemicals International Corp.	20,000	58,769
	Medeon Biodesign, Inc.	13,200	20,634
#	MediaTek, Inc.	279,360	5,092,228
*	Medigen Vaccine Biologics Corp.	41,517	82,827
#	Mega Financial Holding Co. Ltd.	1,575,085	1,459,233
	Meiloon Industrial Co.	55,650	28,615
	Mercuries & Associates Holding Ltd.	218,887	96,005
#*	Mercuries Life Insurance Co. Ltd.	749,307	127,287
	Merida Industry Co. Ltd.	30,735	167,481
	Merry Electronics Co. Ltd.	101,174	246,498
	METAAGE Corp.	41,000	39,678
	Micro-Star International Co. Ltd.	274,233	928,883
	Mildef Crete, Inc.	29,000	36,209
	MIN AIK Technology Co. Ltd.	61,200	30,495
	Mirle Automation Corp.	84,805	94,725
	Mitac Holdings Corp.	467,125	392,032
	Mitake Information Corp.	6,000	9,617
	Mobiletron Electronics Co. Ltd.	26,440	38,659
	momo.com, Inc.	16,200	241,698
	MOSA Industrial Corp.	61,000	44,244
	Mosel Vitelic, Inc.	12,000	12,882
	MPI Corp.	48,000	125,763
	Nak Sealing Technologies Corp.	27,000	87,782
	Namchow Holdings Co. Ltd.	81,000	108,815
	Nan Liu Enterprise Co. Ltd.	18,000	39,085
	Nan Pao Resins Chemical Co. Ltd.	14,000	55,738
#	Nan Ya Plastics Corp.	634,674	1,344,773
#	Nan Ya Printed Circuit Board Corp.	86,072	561,552
	Nang Kuang Pharmaceutical Co. Ltd.	21,000	21,764
	Nantex Industry Co. Ltd.	122,964	129,040
#	Nanya Technology Corp.	400,000	674,332
*	National Aerospace Fasteners Corp.	21,000	38,309
	National Petroleum Co. Ltd.	45,000	70,233
	Netronix, Inc.	34,000	58,760
	New Best Wire Industrial Co. Ltd.	36,600	40,840
*	New Era Electronics Co. Ltd.	33,000	15,193
*	Newmax Technology Co. Ltd.	36,000	31,159
	Nexcom International Co. Ltd.	44,000	35,242
	Nichidenbo Corp.	83,193	122,591
	Nidec Chaun-Choung Technology Corp.	7,000	21,798
	Nien Hsing Textile Co. Ltd.	58,110	38,071
	Nien Made Enterprise Co. Ltd.	47,000	362,391
#	Niko Semiconductor Co. Ltd.	17,000	24,184
	Nishoku Technology, Inc.	18,400	49,247
	Nova Technology Corp.	10,000	25,348

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Novatek Microelectronics Corp.	203,000	$1,512,501
#	Nuvoton Technology Corp.	58,000	183,360
	O-Bank Co. Ltd.	490,362	120,602
#	Ocean Plastics Co. Ltd.	95,000	97,053
	OFCO Industrial Corp.	45,097	28,215
	OK Biotech Co. Ltd.	46,000	31,886
*	Oneness Biotech Co. Ltd.	12,000	84,730
*	Optimax Technology Corp.	22,469	11,576
	Orient Semiconductor Electronics Ltd.	163,310	81,833
	Oriental Union Chemical Corp.	250,821	131,198
#	O-TA Precision Industry Co. Ltd.	43,935	124,677
	Pacific Construction Co.	143,000	39,680
	Pacific Hospital Supply Co. Ltd.	23,094	46,927
	Paiho Shih Holdings Corp.	67,675	52,890
	Pan Asia Chemical Corp.	103,200	35,676
	Pan Jit International, Inc.	99,300	168,870
	Pan-International Industrial Corp.	183,514	180,679
#	Panion & BF Biotech, Inc.	17,969	83,677
	Parade Technologies Ltd.	19,400	365,341
	Paragon Technologies Co. Ltd.	30,762	18,881
	Parpro Corp.	19,000	12,669
	PChome Online, Inc.	51,000	79,305
	PCL Technologies, Inc.	16,088	44,146
	P-Duke Technology Co. Ltd.	23,442	58,501
	Pegatron Corp.	525,037	959,809
	Pegavision Corp.	14,000	122,224
*	PharmaEssentia Corp.	6,263	87,871
*††	Pharmally International Holding Co. Ltd.	27,096	0
	Phison Electronics Corp.	58,000	530,064
	Phoenix Silicon International Corp.	50,222	77,242
*	Phytohealth Corp.	63,000	33,867
	Pixart Imaging, Inc.	67,030	167,526
	Planet Technology Corp.	16,000	36,966
	Plastron Precision Co. Ltd.	59,628	21,808
	Plotech Co. Ltd.	39,100	23,812
	Polytronics Technology Corp.	22,269	36,363
	Posiflex Technology, Inc.	12,346	43,890
	Pou Chen Corp.	617,144	520,999
	Power Wind Health Industry, Inc.	8,632	31,165
	Powerchip Semiconductor Manufacturing Corp.	1,009,000	960,517
#	Powertech Technology, Inc.	351,400	811,566
	Powertip Technology Corp.	53,000	18,785
	Poya International Co. Ltd.	25,723	326,940
#	President Chain Store Corp.	116,000	964,539
	President Securities Corp.	360,872	163,811
	Primax Electronics Ltd.	205,000	343,429
*	Prime Electronics & Satellitics, Inc.	46,000	13,912
	Prince Housing & Development Corp.	455,087	145,351
	Pro Hawk Corp.	5,000	24,117
	Promate Electronic Co. Ltd.	69,000	75,289
	Prosperity Dielectrics Co. Ltd.	52,032	49,953
	P-Two Industries, Inc.	16,000	12,135
	Qisda Corp.	328,439	249,667
	QST International Corp.	23,100	41,163
	Qualipoly Chemical Corp.	34,198	33,582
	Quang Viet Enterprise Co. Ltd.	20,000	77,358
	Quanta Computer, Inc.	524,715	1,111,402
	Quanta Storage, Inc.	88,000	103,041
	Quintain Steel Co. Ltd.	56,000	20,891

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Radiant Opto-Electronics Corp.	224,144	$682,939
	Radium Life Tech Co. Ltd.	290,537	81,721
	Rafael Microelectronics, Inc.	6,024	21,963
#*	RDC Semiconductor Co. Ltd.	14,000	60,377
	Realtek Semiconductor Corp.	179,268	1,413,213
	Rechi Precision Co. Ltd.	173,173	85,047
	Reward Wool Industry Corp.	50,000	29,465
	Rexon Industrial Corp. Ltd.	74,000	64,642
	Rich Development Co. Ltd.	285,254	72,369
	RiTdisplay Corp.	10,000	9,936
*	Ritek Corp.	325,288	70,622
	Rodex Fasteners Corp.	25,000	46,791
*	Roo Hsing Co. Ltd.	282,000	25,555
	Ruentex Development Co. Ltd.	396,168	486,300
	Ruentex Engineering & Construction Co.	25,110	69,638
#	Ruentex Industries Ltd.	231,963	396,254
#	Run Long Construction Co. Ltd.	76,337	149,944
	Sakura Development Co. Ltd.	70,000	68,332
	Sampo Corp.	151,200	110,159
	San Fang Chemical Industry Co. Ltd.	92,992	57,682
	San Far Property Ltd.	120,248	43,071
	San Shing Fastech Corp.	50,479	82,673
	Sanitar Co. Ltd.	24,000	26,346
	Sanyang Motor Co. Ltd.	256,684	288,779
	Savior Lifetec Corp.	119,447	59,792
	Scan-D Corp.	11,000	15,521
*	SCI Pharmtech, Inc.	5,000	13,394
	Scientech Corp.	18,000	34,820
	ScinoPharm Taiwan Ltd.	82,000	60,485
#	SDI Corp.	57,000	157,151
	Sea & Land Integrated Corp.	37,700	22,653
	Sea Sonic Electronics Co. Ltd.	16,000	22,757
	Senao International Co. Ltd.	44,000	40,575
	Senao Networks, Inc.	13,000	72,752
	Sensortek Technology Corp.	15,000	91,459
	Sercomm Corp.	100,000	233,706
#	Sesoda Corp.	82,315	102,340
#	Shanghai Commercial & Savings Bank Ltd.	502,000	722,530
	Shan-Loong Transportation Co. Ltd.	48,000	48,543
	Sharehope Medicine Co. Ltd.	36,946	33,670
	Sheng Yu Steel Co. Ltd.	53,000	38,232
	ShenMao Technology, Inc.	47,435	54,741
	Shih Her Technologies, Inc.	29,000	45,456
	Shih Wei Navigation Co. Ltd.	167,437	118,659
	Shihlin Electric & Engineering Corp.	137,000	232,149
*	Shihlin Paper Corp.	44,000	65,265
	Shin Foong Specialty & Applied Materials Co. Ltd.	16,000	25,474
	Shin Hsiung Natural Gas Co. Ltd.	13,800	27,652
	Shin Kong Financial Holding Co. Ltd.	3,074,244	762,172
	Shin Ruenn Development Co. Ltd.	56,335	45,780
	Shin Shin Natural Gas Co.	18,000	23,462
	Shin Zu Shing Co. Ltd.	75,630	182,532
	Shinih Enterprise Co. Ltd.	17,000	10,760
*	Shining Building Business Co. Ltd.	198,397	55,794
	Shinkong Insurance Co. Ltd.	108,000	147,559
#	Shinkong Synthetic Fibers Corp.	577,191	288,842
	Shinkong Textile Co. Ltd.	73,800	87,434
	Shiny Chemical Industrial Co. Ltd.	34,602	107,646
	ShunSin Technology Holding Ltd.	24,000	58,877

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Shuttle, Inc.	167,000	$58,622
#	Sigurd Microelectronics Corp.	242,538	349,110
	Silergy Corp.	39,000	449,736
#	Silicon Integrated Systems Corp.	278,300	130,704
	Silicon Optronics, Inc.	5,000	10,621
#	Simplo Technology Co. Ltd.	51,400	408,413
	Sinbon Electronics Co. Ltd.	35,917	278,917
	Sincere Navigation Corp.	137,240	74,915
	Singatron Enterprise Co. Ltd.	49,000	30,208
	Single Well Industrial Corp.	17,000	12,922
	Sinher Technology, Inc.	29,000	31,874
#	Sinkang Industries Co. Ltd.	25,000	12,605
	Sinmag Equipment Corp.	17,979	45,948
	Sino-American Silicon Products, Inc.	144,000	552,236
	Sinon Corp.	181,000	198,820
#	SinoPac Financial Holdings Co. Ltd.	1,873,964	935,024
	Sinopower Semiconductor, Inc.	9,000	26,565
	Sinyi Realty, Inc.	122,549	106,572
	Sirtec International Co. Ltd.	40,600	24,357
#	Sitronix Technology Corp.	38,434	196,649
	Siward Crystal Technology Co. Ltd.	79,000	71,671
	Soft-World International Corp.	25,000	55,516
	Solar Applied Materials Technology Corp.	174,339	149,506
	Solomon Technology Corp.	71,000	49,288
	Solteam, Inc.	23,300	29,071
	Sonix Technology Co. Ltd.	77,000	109,477
	Southeast Cement Co. Ltd.	85,000	46,770
	Speed Tech Corp.	45,000	69,860
	Spirox Corp.	35,000	28,081
#	Sporton International, Inc.	33,086	207,095
	Sports Gear Co. Ltd.	9,000	19,536
	St Shine Optical Co. Ltd.	22,000	143,865
	Standard Chemical & Pharmaceutical Co. Ltd.	30,000	41,467
	Standard Foods Corp.	209,642	251,246
	Star Comgistic Capital Co. Ltd.	8,339	6,110
	Stark Technology, Inc.	52,200	124,635
	Sun Race Sturmey-Archer, Inc.	26,000	35,618
*	Sun Yad Construction Co. Ltd.	46,125	17,626
	Sunfun Info Co. Ltd.	2,920	13,059
	Sunjuice Holdings Co. Ltd.	9,000	56,394
*	Sunko INK Co. Ltd.	44,200	18,039
	SunMax Biotechnology Co. Ltd.	12,000	50,843
	Sunny Friend Environmental Technology Co. Ltd.	32,000	133,481
	Sunonwealth Electric Machine Industry Co. Ltd.	92,000	114,481
	Sunplus Innovation Technology, Inc.	8,000	14,835
	Sunplus Technology Co. Ltd.	199,000	138,447
	Sunrex Technology Corp.	50,631	56,521
	Sunspring Metal Corp.	50,625	32,402
	Superior Plating Technology Co. Ltd.	20,000	32,969
#	Supreme Electronics Co. Ltd.	196,833	202,026
#	Swancor Holding Co. Ltd.	33,000	91,095
	Sweeten Real Estate Development Co. Ltd.	76,642	56,497
	Symtek Automation Asia Co. Ltd.	26,421	61,898
	Syncmold Enterprise Corp.	51,000	93,339
*	SYNergy ScienTech Corp.	29,000	15,442
	Synnex Technology International Corp.	278,967	454,189
	Systex Corp.	77,000	158,066
#	T3EX Global Holdings Corp.	61,000	114,534
	TA Chen Stainless Pipe.	616,082	719,879

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ta Liang Technology Co. Ltd.	19,000	$23,960
#	Ta Ya Electric Wire & Cable	264,139	135,159
	Ta Yih Industrial Co. Ltd.	16,000	16,978
	Tah Hsin Industrial Corp.	24,024	48,163
	TA-I Technology Co. Ltd.	48,936	62,683
*	Tai Tung Communication Co. Ltd.	55,227	23,487
	Taichung Commercial Bank Co. Ltd.	944,497	367,338
	TaiDoc Technology Corp.	28,458	149,983
	Taiflex Scientific Co. Ltd.	86,540	107,815
	Taimide Tech, Inc.	46,117	43,461
	Tainan Enterprises Co. Ltd.	43,000	24,322
	Tainan Spinning Co. Ltd.	498,568	249,997
#	Tai-Saw Technology Co. Ltd.	28,000	20,705
	Taishin Financial Holding Co. Ltd.	1,994,255	818,428
	TaiSol Electronics Co. Ltd.	28,000	26,665
	Taita Chemical Co. Ltd.	131,050	80,753
	TAI-TECH Advanced Electronics Co. Ltd.	25,000	56,992
	Taiwan Business Bank	1,544,983	571,971
	Taiwan Cement Corp.	985,866	924,431
	Taiwan Chelic Corp. Ltd.	7,000	10,789
	Taiwan Chinsan Electronic Industrial Co. Ltd.	40,419	41,987
	Taiwan Cogeneration Corp.	148,077	134,354
#	Taiwan Cooperative Financial Holding Co. Ltd.	1,398,992	1,083,957
	Taiwan Fertilizer Co. Ltd.	197,000	319,396
	Taiwan Fire & Marine Insurance Co. Ltd.	106,520	65,427
	Taiwan FU Hsing Industrial Co. Ltd.	71,000	88,199
	Taiwan Glass Industry Corp.	404,442	255,461
	Taiwan High Speed Rail Corp.	344,000	299,681
	Taiwan Hon Chuan Enterprise Co. Ltd.	150,455	388,821
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	72,000	77,148
	Taiwan IC Packaging Corp.	38,000	12,355
*††	Taiwan Kolin Co. Ltd.	292,000	0
††	Taiwan Land Development Corp.	335,217	20,910
	Taiwan Line Tek Electronic	27,000	20,408
#	Taiwan Mask Corp.	60,000	109,208
	Taiwan Mobile Co. Ltd.	273,800	807,323
	Taiwan Navigation Co. Ltd.	88,000	63,289
	Taiwan Paiho Ltd.	148,068	223,709
#	Taiwan PCB Techvest Co. Ltd.	158,733	160,366
	Taiwan Pelican Express Co. Ltd.	10,000	13,147
	Taiwan Sakura Corp.	85,600	155,435
	Taiwan Sanyo Electric Co. Ltd.	51,800	56,726
	Taiwan Secom Co. Ltd.	116,795	334,606
	Taiwan Semiconductor Co. Ltd.	106,000	245,906
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	335,993	20,680,369
	Taiwan Semiconductor Manufacturing Co. Ltd.	2,135,214	25,669,976
	Taiwan Shin Kong Security Co. Ltd.	120,251	144,173
	Taiwan Steel Union Co. Ltd.	9,000	24,594
	Taiwan Styrene Monomer.	218,164	83,533
	Taiwan Surface Mounting Technology Corp.	139,845	353,645
	Taiwan Taxi Co. Ltd.	16,800	40,908
*	Taiwan TEA Corp.	257,648	164,092
	Taiwan Union Technology Corp.	124,000	168,352
	Taiwan-Asia Semiconductor Corp.	138,043	135,025
	Taiyen Biotech Co. Ltd.	51,712	48,114
*	Tang Eng Iron Works Co. Ltd.	36,000	34,316
*	Tatung Co. Ltd.	406,688	394,322
#	TCI Co. Ltd.	50,153	167,046
	Te Chang Construction Co. Ltd.	37,247	34,379

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Team Group, Inc.	27,300	$25,847
	Teco Electric & Machinery Co. Ltd.	451,000	398,355
	Tehmag Foods Corp.	8,470	64,088
	TEKOM Technologies, Inc.	6,000	18,457
	Tera Autotech Corp.	22,701	12,391
	Test Research, Inc.	75,571	140,782
	Test Rite International Co. Ltd.	90,568	56,709
	Tex-Ray Industrial Co. Ltd.	72,000	25,469
	Thermaltake Technology Co. Ltd.	36,096	23,988
	Thinking Electronic Industrial Co. Ltd.	37,000	134,571
#	Thye Ming Industrial Co. Ltd.	54,700	58,720
#	Ting Sin Co. Ltd.	38,773	16,503
	Tofu Restaurant Co. Ltd.	3,360	19,326
	Ton Yi Industrial Corp.	396,300	203,702
#	Tong Hsing Electronic Industries Ltd.	80,882	432,444
	Tong Ming Enterprise Co. Ltd.	16,000	21,829
	Tong Yang Industry Co. Ltd.	201,640	282,161
	Tong-Tai Machine & Tool Co. Ltd.	101,711	41,942
*	Top Bright Holding Co. Ltd.	6,000	19,603
	Top Union Electronics Corp.	42,170	30,100
	Topco Scientific Co. Ltd.	71,249	329,705
	Topco Technologies Corp.	19,122	41,517
	Topkey Corp.	33,000	176,295
	Topoint Technology Co. Ltd.	73,386	64,528
	Toung Loong Textile Manufacturing	43,860	36,024
#	TPK Holding Co. Ltd.	147,000	129,746
	Trade-Van Information Services Co.	25,000	42,280
	Transart Graphics Co. Ltd.	15,000	25,630
	Transcend Information, Inc.	87,890	175,474
	Transcom, Inc.	8,000	30,893
	Tripod Technology Corp.	122,170	337,565
*	TrueLight Corp.	31,000	20,203
	Tsang Yow Industrial Co. Ltd.	30,000	21,068
	Tsann Kuen Enterprise Co. Ltd.	35,081	45,428
	TSC Auto ID Technology Co. Ltd.	15,070	87,358
	TSRC Corp.	278,452	228,153
	TST Group Holding Ltd.	4,800	15,046
	Ttet Union Corp.	19,000	85,441
	TTFB Co. Ltd.	6,575	37,816
	TTY Biopharm Co. Ltd.	110,000	255,508
	Tul Corp.	29,000	55,744
	Tung Ho Steel Enterprise Corp.	295,448	452,133
	Tung Ho Textile Co. Ltd.	49,000	25,957
	Tung Thih Electronic Co. Ltd.	29,000	120,226
	Turvo International Co. Ltd.	14,843	41,672
#	TXC Corp.	149,204	352,144
	TYC Brother Industrial Co. Ltd.	161,091	125,287
*	Tycoons Group Enterprise.	181,385	44,932
	Tyntek Corp.	117,922	55,443
	TZE Shin International Co. Ltd.	33,000	12,403
	UDE Corp.	37,000	33,901
	U-Ming Marine Transport Corp.	228,000	248,341
	Unic Technology Corp.	68,000	26,653
	Unictron Technologies Corp.	4,000	8,430
	Unimicron Technology Corp.	258,312	992,530
#	Union Bank Of Taiwan	648,082	304,171
	Uni-President Enterprises Corp.	797,577	1,619,687
	Unitech Computer Co. Ltd.	38,000	34,470
*	Unitech Printed Circuit Board Corp.	273,061	147,790

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	United Integrated Services Co. Ltd.	78,400	$351,850
#	United Microelectronics Corp.	2,723,081	3,274,399
*	United Orthopedic Corp.	36,141	34,744
	United Radiant Technology	48,000	23,581
	United Recommend International Co. Ltd.	11,500	22,737
*	United Renewable Energy Co. Ltd.	174,347	113,328
††	Unity Opto Technology Co. Ltd.	275,593	6,607
	Univacco Technology, Inc.	28,000	21,310
*	Universal Microelectronics Co. Ltd.	24,000	18,943
	Universal Vision Biotechnology Co. Ltd.	16,800	128,492
	Universal, Inc.	8,000	5,458
	Unizyx Holding Corp.	143,826	114,253
	UPC Technology Corp.	385,532	145,686
	Userjoy Technology Co. Ltd.	21,384	45,883
#	USI Corp.	399,332	250,401
*	Usun Technology Co. Ltd.	21,700	16,893
	U-Tech Media Corp.	37,000	17,481
	Utechzone Co. Ltd.	23,000	54,104
	UVAT Technology Co. Ltd.	14,000	23,586
	Value Valves Co. Ltd.	14,000	34,473
	Vanguard International Semiconductor Corp.	350,000	718,609
	Ve Wong Corp.	43,000	43,381
	Ventec International Group Co. Ltd.	32,000	58,792
	VIA Labs, Inc.	6,000	31,420
*	Victory New Materials Ltd. Co.	44,255	13,558
	Viking Tech Corp.	24,000	29,637
	Visual Photonics Epitaxy Co. Ltd.	64,757	115,615
	Voltronic Power Technology Corp.	17,017	689,939
#	Wafer Works Corp.	258,000	318,240
	Waffer Technology Corp.	30,224	28,969
	Wah Hong Industrial Corp.	43,694	39,250
	Wah Lee Industrial Corp.	95,480	237,508
	Walsin Lihwa Corp.	684,764	757,466
	Walsin Technology Corp.	167,345	408,464
	Walton Advanced Engineering, Inc.	140,000	46,765
	Wan Hai Lines Ltd.	260,355	545,046
	We & Win Development Co. Ltd.	62,000	13,236
	WEI Chih Steel Industrial Co. Ltd.	39,000	26,346
	Wei Chuan Foods Corp.	159,000	89,957
*††	Wei Mon Industry Co. Ltd.	72,277	0
	Weikeng Industrial Co. Ltd.	206,725	164,522
	Well Shin Technology Co. Ltd.	46,160	64,318
	WELLELL, Inc.	29,000	20,852
	Weltrend Semiconductor	52,000	68,413
*	Wha Yu Industrial Co. Ltd.	58,000	27,239
	Wholetech System Hitech Ltd.	24,000	29,676
#	Win Semiconductors Corp.	97,141	366,524
	Winbond Electronics Corp.	1,186,474	715,157
	Winmate, Inc.	14,000	34,914
	Winstek Semiconductor Co. Ltd.	23,000	28,970
††	Wintek Corp.	461,871	4,918
	WinWay Technology Co. Ltd.	3,000	28,506
	Wisdom Marine Lines Co. Ltd.	272,501	440,729
	Wisechip Semiconductor, Inc.	8,000	13,141
	Wistron Corp.	1,125,017	908,309
	Wistron Information Technology & Services Corp.	21,000	50,004
	Wistron NeWeb Corp.	138,102	358,071
	Wiwynn Corp.	23,000	515,239
	Wonderful Hi-Tech Co. Ltd.	69,683	65,539

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Wowprime Corp.	40,000	$154,821
#	WPG Holdings Ltd.	453,779	617,845
#	WT Microelectronics Co. Ltd.	139,089	251,219
	WUS Printed Circuit Co. Ltd.	80,712	56,711
	XAC Automation Corp.	37,000	23,953
#	XinTec, Inc.	79,000	233,889
	X-Legend Entertainment Co. Ltd.	8,000	10,117
	Xxentria Technology Materials Corp.	60,211	105,863
	Yageo Corp.	74,380	843,246
	Yang Ming Marine Transport Corp.	659,000	1,226,814
#	YC INOX Co. Ltd.	173,767	136,351
	YCC Parts Manufacturing Co. Ltd.	23,000	25,738
	Yea Shin International Development Co. Ltd.	73,716	50,540
	Yem Chio Co. Ltd.	213,061	85,491
	Yen Sun Technology Corp.	17,000	12,744
	Yeong Guan Energy Technology Group Co. Ltd.	35,669	54,898
	YFC-Boneagle Electric Co. Ltd.	41,704	31,395
#	YFY, Inc.	597,891	473,249
	Yi Jinn Industrial Co. Ltd.	81,100	45,754
	Yi Shin Textile Industrial Co. Ltd.	18,000	18,613
*	Yieh Hsing Enterprise Co. Ltd.	39,000	10,967
#	Yieh Phui Enterprise Co. Ltd.	429,731	189,995
	YONGGU Group, Inc.	19,000	28,313
	Yonyu Plastics Co. Ltd.	39,000	40,022
	Young Fast Optoelectronics Co. Ltd.	50,298	39,709
	Youngtek Electronics Corp.	54,257	94,958
#	Yuan High-Tech Development Co. Ltd.	8,400	15,667
	Yuanta Financial Holding Co. Ltd.	1,728,147	1,055,219
	Yuanta Futures Co. Ltd.	34,968	50,786
	Yuen Chang Stainless Steel Co. Ltd.	57,837	34,448
	Yuen Foong Yu Consumer Products Co. Ltd.	36,000	38,948
	Yulon Finance Corp.	90,194	381,057
	Yulon Motor Co. Ltd.	235,914	333,266
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	23,362	50,523
	Yungshin Construction & Development Co. Ltd.	59,000	109,548
	YungShin Global Holding Corp.	98,000	118,227
	Yusin Holding Corp.	11,000	34,425
	Zeng Hsing Industrial Co. Ltd.	27,837	92,801
	Zenitron Corp.	88,000	70,079
	Zero One Technology Co. Ltd.	61,422	73,220
	Zhen Ding Technology Holding Ltd.	252,000	825,884
*	Zhong Yang Technology Co. Ltd.	6,000	6,600
#	Zig Sheng Industrial Co. Ltd.	158,231	47,052
*	Zinwell Corp.	147,010	75,342
	Zippy Technology Corp.	45,000	52,852
	ZongTai Real Estate Development Co. Ltd.	98,916	90,182

TOTAL TAIWAN			225,713,502

THAILAND — (2.3%)
	2S Metal PCL	205,030	17,885
	AAPICO Hitech PCL	122,332	97,229
	Absolute Clean Energy PCL	859,800	61,898
	Advanced Info Service PCL	172,500	865,673
	Advanced Information Technology PCL	525,500	85,604
	AEON Thana Sinsap Thailand PCL	48,300	207,490
*	After You PCL	87,400	25,719
	AgriPure Holdings PLC	145,100	19,253
*	Airports of Thailand PCL	426,600	829,438
	AJ Plast PCL	126,600	41,246

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Allianz Ayudhya Capital PCL	16,500	$18,425
	Amanah Leasing PCL	248,600	26,911
	Amata Corp. PCL	399,400	204,632
*	Ananda Development PCL	1,045,400	39,278
	AP Thailand PCL	1,142,902	294,284
*	Aqua Corp. PCL	2,298,900	39,865
	Asia Green Energy PCL	129,800	14,324
	Asia Plus Group Holdings PCL	1,023,700	80,691
	Asia Precision PCL	183,600	24,023
	Asia Sermkij Leasing PCL, NVDR	134,100	114,510
	Asia Sermkij Leasing PCL	7,800	6,661
	Asian Insulators PCL	149,155	24,493
	Asian Sea Corp. PCL, Class F	152,200	69,582
	Asiasoft Corp. PCL	32,600	14,219
	Asset World Corp. PCL	997,500	159,873
	B Grimm Power PCL	74,800	66,329
	Bangchak Corp. PCL	557,000	446,361
*	Bangkok Airways PCL	275,200	97,614
	Bangkok Bank PCL	187,300	716,031
	Bangkok Commercial Asset Management PCL	342,100	137,523
	Bangkok Expressway & Metro PCL	426,635	105,370
	Bangkok Insurance PCL	36,880	267,443
	Bangkok Land PCL	6,756,600	179,300
	Bangkok Life Assurance PCL, NVDR	88,940	76,531
*	Bangkok Ranch PCL	394,200	29,001
	BCPG PCL	296,300	74,348
	BEC World PCL	394,700	100,075
	Berli Jucker PCL	248,200	223,354
*	Better World Green PCL	1,839,200	34,793
*	Beyond Securities PCL	75,400	27,537
	BG Container Glass PCL	130,800	34,023
*	Bound & Beyond PCL	124,900	39,708
	Brooker Group PCL	727,700	8,986
	BTS Group Holdings PCL	992,900	216,528
	Business Online PCL	106,300	29,047
	Cal-Comp Electronics Thailand PCL, Class F	1,650,519	95,406
	Carabao Group PCL, Class F	66,400	157,451
	Central Pattana PCL	187,600	338,873
*	Central Plaza Hotel PCL	69,700	92,939
	Central Retail Corp. PCL	334,466	369,091
	CH Karnchang PCL	274,772	167,491
	Charoen Pokphand Foods PCL	868,993	576,513
	CIMB Thai Bank PCL	820,700	18,113
	Com7 PCL, Class F	252,600	200,766
	Communication & System Solution PCL	227,000	8,946
*	Country Group Holdings PCL, Class F	660,200	11,969
	CP ALL PCL	391,500	617,183
	Delta Electronics Thailand PCL	19,300	294,115
	Demco PCL	239,100	27,516
	Dhipaya Group Holdings PCL	214,400	305,602
	Diamond Building Products PCL	152,800	30,913
	Do Day Dream PCL	38,200	16,761
	Dohome PCL	211,119	71,556
	Dynasty Ceramic PCL	1,772,400	125,735
*	Earth Tech Environment PCL	312,100	26,569
	Eastern Polymer Group PCL, Class F	402,600	107,896
	Eastern Power Group PCL	147,400	16,731
	Eastern Water Resources Development & Management PCL, Class F	345,900	46,350
	Ekachai Medical Care PCL	144,664	29,457

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Energy Absolute PCL	132,000	$334,682
	Esso Thailand PCL	412,400	157,115
*	Eternal Energy PCL	519,600	8,737
*	Everland PCL	1,617,200	11,473
	Exotic Food PCL, Class F	73,900	23,494
	Finansia Syrus Securities PCL, NVDR	156,400	15,533
	Forth Corp. PCL	58,900	82,021
	Forth Smart Service PCL	143,900	72,593
	Fortune Parts Industry PCL, Class F	205,200	20,595
*	General Engineering PCL	708,300	3,908
	GFPT PCL	193,100	74,581
*	Global Consumer PCL	488,100	10,131
	Global Green Chemicals PCL, Class F	54,700	20,408
*††	Group Lease PCL, NVDR	135,800	435
	Gunkul Engineering PCL	1,240,100	167,801
	Haad Thip PCL	36,800	27,557
	Hana Microelectronics PCL	239,501	218,672
	Home Product Center PCL	1,136,127	435,824
	Humanica PCL	34,600	10,000
	Hwa Fong Rubber Thailand PCL	162,600	27,769
	ICC International PCL	27,800	22,826
	Ichitan Group PCL	300,200	83,608
	Index Livingmall PCL	134,100	61,307
	Indorama Ventures PCL	434,600	479,590
	Infraset PCL	115,600	11,056
	Interlink Communication PCL	163,050	33,201
*	Interlink Telecom PCL	339,800	35,533
	Internet Thailand PCL	184,200	26,619
*	Interpharma PCL	76,200	32,634
	Intouch Holdings PCL, Class F	12,500	23,647
	IRPC PCL	4,932,800	406,963
	IT City PCL	52,200	7,063
*	Italian-Thai Development PCL	2,025,200	102,697
	JAS Asset PCL, Class F	89,000	9,400
*	Jasmine International PCL	1,646,500	104,691
*	Jasmine Technology Solution PCL	41,600	53,011
	Jay Mart PCL	50,500	60,040
	JMT Network Services PCL, Class F	45,437	77,599
	Jubilee Enterprise PCL	20,400	15,544
	JWD Infologistics PCL	169,800	86,997
	Kang Yong Electric PCL	2,400	20,179
	Karmarts PCL	291,400	47,086
	Kaset Thai International Sugar Corp. PCL, Class F	141,500	15,540
	Kasikornbank PCL	60,700	233,646
	Kasikornbank PCL, NVDR	9,900	37,977
	KCE Electronics PCL	218,700	241,340
	KGI Securities Thailand PCL	761,400	96,825
	Khon Kaen Sugar Industry PCL	797,304	77,929
	Kiatnakin Phatra Bank PCL	52,500	100,696
	Krung Thai Bank PCL	385,750	177,368
	Krungthai Card PCL	171,000	256,096
	Lalin Property PCL	208,900	49,398
	Lam Soon Thailand PCL	132,400	17,394
	Land & Houses PCL	1,499,600	362,489
	Land & Houses PCL, NVDR	64,820	15,669
	LH Financial Group PCL	774,100	22,373
	Loxley PCL	697,570	40,322
	LPN Development PCL	545,600	59,348
*	Master Ad PCL	2,010,900	28,003

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	MBK PCL	454,052	$224,282
	MC Group PCL	194,800	50,926
	MCS Steel PCL	277,300	67,759
*	MDX PCL	208,600	25,102
	Mega Lifesciences PCL	110,700	128,704
	Millcon Steel PCL	1,079,986	22,701
*	Minor International PCL	417,671	310,016
	MK Restaurants Group PCL	57,100	87,390
*	Mono Next PCL	450,800	17,174
	Muang Thai Insurance PCL	5,800	19,125
	Muangthai Capital PCL	240,200	228,777
	Nava Nakorn PCL	222,900	12,064
*	Nawarat Patanakarn PCL	995,100	20,394
	Netbay PCL	57,700	45,102
	Noble Development PCL	419,800	50,297
	Northeast Rubber PCL	668,300	101,843
	NR Instant Produce PCL	120,600	20,438
*	Nusasiri PCL	1,207,000	32,347
	Origin Property PCL, Class F	366,050	98,101
	Osotspa PCL	269,400	187,575
	Pacific Pipe PCL	259,500	25,636
	PCS Machine Group Holding PCL	188,600	24,578
*	Plan B Media PCL, Class F	880,632	163,123
*	Platinum Group PCL, Class F	387,400	33,386
	Polyplex Thailand PCL	141,900	87,988
*	Power Solution Technologies PCL, Class F	668,300	30,026
	Praram 9 Hospital PCL	156,700	74,109
	Precious Shipping PCL	388,400	133,685
	Premier Marketing PCL	152,600	38,892
	Prima Marine PCL	679,300	115,120
	Property Perfect PCL	4,335,345	44,424
	PTG Energy PCL	354,800	129,578
	PTT Exploration & Production PCL	352,400	1,680,520
	PTT Global Chemical PCL	491,756	562,044
	Pylon PCL	130,000	14,551
	Quality Houses PCL	3,535,813	200,666
	R&B Food Supply PCL	98,600	28,497
*	Raimon Land PCL	1,149,900	21,451
	Rajthanee Hospital PCL	49,100	44,507
	Ratchaphruek Hospital PCL, Class F	246,000	39,427
	Ratchthani Leasing PCL	1,018,543	119,892
	Rojana Industrial Park PCL	383,932	58,508
	RPCG PCL	669,100	18,108
	RS PCL	190,200	78,459
	S 11 Group PCL	148,400	19,262
*	S Hotels & Resorts PCL	565,500	54,975
	S Kijchai Enterprise PCL, Class F	104,100	13,813
	Sabina PCL	96,800	63,584
	Saha Pathana Inter-Holding PCL	18,700	34,147
	Sahakol Equipment PCL	579,600	28,477
	Sahamitr Pressure Container PCL	114,700	44,602
	Saha-Union PCL	37,800	28,554
*	Samart Corp. PCL	272,600	40,826
	Samart Telcoms PCL	117,100	21,383
	Sansiri PCL	5,663,833	194,945
	Sappe PCL	63,100	67,145
	SC Asset Corp. PCL	883,396	87,272
	SCB X PCL	120,400	335,323
	SCG Ceramics PCL	291,200	15,761

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	SCG Packaging PCL	103,900	$141,955
*	SEAFCO PCL	296,380	26,788
*	Seafresh Industry PCL	246,400	20,069
	Sena Development PCL	214,750	23,021
*	SENA J Property PCL	1,038,900	34,120
	Sermsang Power Corp. Co. Ltd.	240,548	62,570
*	Seven Utilities & Power PLC	1,601,400	32,819
	Siam Cement PCL	32,700	278,371
	Siam Global House PCL	273,398	144,385
*	Siam Wellness Group PCL, Class F	36,900	11,246
	Siamgas & Petrochemicals PCL	344,500	94,136
	Siamrajathanee PCL	49,320	12,570
*	Simat Technologies PCL	217,700	13,613
	Singer Thailand PCL	65,600	62,480
*	Singha Estate PCL	1,497,200	71,202
	Sino-Thai Engineering & Construction PCL	558,300	171,627
	SiS Distribution Thailand PCL	56,500	38,597
	SISB PCL	43,700	22,045
*	SKY ICT PCL, Class F	120,200	31,898
	SNC Former PCL	138,100	59,507
	Somboon Advance Technology PCL	141,150	78,994
	SPCG PCL	215,700	77,643
	Sri Trang Agro-Industry PCL	491,800	248,097
	Sri Trang Gloves Thailand PCL	577,300	168,367
	Sriracha Construction PCL	62,500	17,735
	Srisawad Capital 1969 PCL	42,000	28,692
	Srisawad Corp. PCL	210,389	226,641
	Srithai Superware PCL	403,900	17,510
	Srivichai Vejvivat PCL	174,700	41,541
	Star Petroleum Refining PCL	765,400	239,313
	Starflex PCL	69,000	6,019
*	STARK Corp. PCL	818,100	68,784
	Stars Microelectronics Thailand PCL	229,900	28,028
*	STP & I PCL	676,380	81,749
	Supalai PCL	553,925	305,634
	Super Energy Corp. PCL	7,922,300	145,707
	Susco PCL	413,400	49,964
	SVI PCL	150,800	32,094
	Synnex Thailand PCL	100,900	40,561
	Syntec Construction PCL	574,800	23,711
	TAC Consumer PCL, Class F	171,300	31,055
	Taokaenoi Food & Marketing PCL, Class F	201,100	36,986
	Tata Steel Thailand PCL	1,512,800	40,145
	Thai Oil PCL	406,214	581,678
	Thai President Foods PCL, Class F	4,100	21,437
*	Thai Reinsurance PCL	537,500	15,252
	Thai Rubber Latex Group PCL	370,700	21,038
	Thai Solar Energy PCL, Class F	128,100	7,135
	Thai Stanley Electric PCL, NVDR	3,900	18,650
	Thai Stanley Electric PCL, Class F	11,300	54,036
	Thai Union Group PCL, Class F	543,532	257,057
	Thai Vegetable Oil PCL	218,240	163,422
	Thai Wah PCL, Class F	229,800	32,604
	Thaicom PCL	326,000	98,502
	Thaifoods Group PCL, Class F	675,500	99,390
	Thaire Life Assurance PCL, Class F	110,700	13,670
	Thanachart Capital PCL	63,600	66,842
	Thitikorn PCL	120,700	28,383
	Thoresen Thai Agencies PCL	545,700	107,534

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Tipco Asphalt PCL	341,200	$153,298
	TIPCO Foods PCL	117,300	27,121
	Tisco Financial Group PCL	67,600	170,510
	TKS Technologies PCL	157,730	44,758
	TMBThanachart Bank PCL	4,278,150	152,871
	TMT Steel PCL	169,300	34,029
	TOA Paint Thailand PCL	110,400	91,372
	Total Access Communication PCL, NVDR	145,100	171,558
	TPC Power Holding PCL, Class F	75,900	15,156
	TPI Polene Power PCL	1,073,400	94,762
	TQM Alpha PCL	96,600	95,179
	Triple i Logistics PCL	74,300	24,988
*	Triton Holding PCL	4,399,200	21,961
	True Corp. PCL	1,652,920	215,409
*	TTCL PCL	174,000	19,750
	TTW PCL	394,000	90,063
*	U City PLC, Class F	2,999,700	126,892
	Union Auction PCL	87,100	22,885
*	Unique Engineering & Construction PCL	252,650	29,739
	United Paper PCL	138,000	59,827
*	United Power of Asia PCL, Class F	5,967,000	36,059
	Univanich Palm Oil PCL	336,700	62,811
	Univentures PCL	306,400	24,151
	Vanachai Group PCL	262,120	40,289
	VGI PCL	738,400	70,619
	WHA Corp. PCL	1,581,200	163,687
	WHA Utilities & Power PCL	374,300	40,125
	WICE Logistics PCL	87,900	25,636
	Workpoint Entertainment PCL	100,560	47,823
	YGGDRAZIL Group PCL	81,100	17,153
*	Ziga Innovation PCL	161,300	18,902

TOTAL THAILAND			29,155,446

TURKEY — (0.8%)
	Agesa Hayat ve Emeklilik AS	15,566	26,338
	Akbank TAS	943,233	741,488
	Aksa Akrilik Kimya Sanayii AS	44,328	165,900
	Alarko Carrier Sanayii VE Ticaret AS	259	6,528
#	Alarko Holding AS	28,066	96,856
*	Albaraka Turk Katilim Bankasi AS	467,891	57,581
	Alkim Alkali Kimya AS	33,221	69,674
*	Anadolu Anonim Turk Sigorta Sirketi	121,131	61,797
	Anadolu Hayat Emeklilik AS	31,796	25,695
#	Arcelik AS	17,190	72,653
	Aygaz AS	14,404	45,602
*	Banvit Bandirma Vitaminli Yem Sanayii AS	4,933	23,785
*	Baticim Bati Anadolu Cimento Sanayii AS	12,899	30,699
#	Bera Holding AS	162,795	200,500
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	66,474	20,706
	BIM Birlesik Magazalar AS	77,259	556,255
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	20,362	58,108
	Borusan Yatirim ve Pazarlama AS	1,279	51,044
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	20,869	52,884
*	Bursa Cimento Fabrikasi AS	204,762	51,928
	Celebi Hava Servisi AS	946	26,671
*	Cemas Dokum Sanayi AS	355,741	38,032
	Cemtas Celik Makina Sanayi Ve Ticaret AS	22,069	53,826
	Coca-Cola Icecek AS	14,391	132,919
	Deva Holding AS	14,907	35,914

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Dogan Sirketler Grubu Holding AS	704,048	$225,221
	Dogus Otomotiv Servis ve Ticaret AS	10,981	72,352
	Eczacibasi Yatirim Holding Ortakligi AS	6,780	34,929
#	EGE Endustri VE Ticaret AS	505	89,585
	EGE Gubre Sanayii AS	7,948	33,248
	EGE Seramik Sanayi ve Ticaret AS	19,309	31,952
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	30,287	32,357
Ω	Enerjisa Enerji AS	25,368	27,954
	Enka Insaat ve Sanayi AS	144,596	145,644
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	2,327	20,632
	Eregli Demir ve Celik Fabrikalari TAS	216,309	344,721
*	Fenerbahce Futbol AS	12,698	52,291
#	Ford Otomotiv Sanayi AS	13,157	256,786
	Gentas Genel Metal Sanayi ve Ticaret AS	33,281	11,267
*	Global Yatirim Holding AS	240,086	87,495
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	3,147	19,683
*	Goodyear Lastikleri TAS	36,437	29,526
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	78,825	52,924
	GSD Holding AS	164,327	52,321
*	Gubre Fabrikalari TAS	8,811	69,029
*	Hektas Ticaret TAS	203,643	313,109
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	58,806	45,592
*	Is Finansal Kiralama AS	163,643	74,744
*	Izmir Demir Celik Sanayi AS	241,015	52,322
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	11,740	20,914
*	Karel Elektronik Sanayi ve Ticaret AS	51,487	53,373
*	Karsan Otomotiv Sanayii Ve Ticaret AS	54,142	26,123
	Kartonsan Karton Sanayi ve Ticaret AS	6,006	30,025
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	229,516	27,102
*	Kerevitas Gida Sanayi ve Ticaret AS	55,852	33,774
*	Konya Cimento Sanayii AS	187	24,183
#	Kordsa Teknik Tekstil AS	27,607	95,192
	Koza Altin Isletmeleri AS	4,423	46,262
*	Koza Anadolu Metal Madencilik Isletmeleri AS	39,963	68,418
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	28,064	131,458
*	Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii AS	17,819	21,893
*	Netas Telekomunikasyon AS	11,500	21,866
*	Pamukova Yenilenebilir Elektrik Uretim AS	3,433	27,345
*	Parsan Makina Parcalari Sanayii AS	3,183	9,625
*	Pegasus Hava Tasimaciligi AS	6,605	113,603
*	Petkim Petrokimya Holding AS	334,320	239,159
	Polisan Holding AS	30,016	15,809
*	Reysas Tasimacilik ve Lojistik Ticaret AS	42,716	26,257
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	135,241	171,696
#*	Sasa Polyester Sanayi AS	77,887	501,646
#*	Sekerbank Turk AS	475,560	51,893
#	Selcuk Ecza Deposu Ticaret ve Sanayi AS	44,819	55,574
*	Sok Marketler Ticaret AS	62,448	79,332
	Tat Gida Sanayi AS	24,980	38,015
*	TAV Havalimanlari Holding AS	35,330	148,805
#	Tekfen Holding AS	78,424	139,065
*	Teknosa Ic Ve Dis Ticaret AS	65,096	65,214
	Tofas Turk Otomobil Fabrikasi AS	31,636	166,923
*	Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS	70,406	17,202
*	Tukas Gida Sanayi ve Ticaret AS	71,663	72,172
*	Tumosan Motor ve Traktor Sanayi AS	9,193	36,631
*	Turcas Petrol AS	20,640	26,422
*	Turk Hava Yollari AO	118,958	647,462
#	Turk Telekomunikasyon AS	182,982	121,942

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Turk Traktor ve Ziraat Makineleri AS	4,170	$85,243
#	Turkcell Iletisim Hizmetleri AS	312,744	431,660
*	Turkiye Halk Bankasi AS	122,731	54,350
*	Turkiye Petrol Rafinerileri AS	32,163	651,554
	Turkiye Sigorta AS	59,709	25,502
*	Turkiye Sinai Kalkinma Bankasi AS	557,282	90,161
#*	Turkiye Vakiflar Bankasi TAO, Class D	230,904	106,243
*	Ulker Biskuvi Sanayi AS	54,091	76,436
	Vestel Beyaz Esya Sanayi ve Ticaret AS	135,098	68,084
#	Vestel Elektronik Sanayi ve Ticaret AS	49,550	122,799
	Yapi ve Kredi Bankasi AS	742,871	367,827
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	58,973	64,269
*	Zorlu Enerji Elektrik Uretim AS	347,882	88,363

TOTAL TURKEY			10,483,933

UNITED ARAB EMIRATES — (1.4%)
	Abu Dhabi Commercial Bank PJSC	407,685	1,049,449
	Abu Dhabi Islamic Bank PJSC	459,899	1,189,943
	Abu Dhabi National Hotels	2,524	2,703
	Abu Dhabi National Insurance Co. PSC	78,793	128,275
	Abu Dhabi National Oil Co. for Distribution PJSC	577,594	709,850
	Abu Dhabi Ship Building Co. PJSC	25,815	29,134
	Agthia Group PJSC	179,829	218,723
	Air Arabia PJSC	1,361,822	756,375
*	Ajman Bank PJSC	608,414	122,358
	Aldar Properties PJSC	824,473	969,804
*	Amlak Finance PJSC	548,125	87,655
*††	Arabtec Holding PJSC	166,414	0
	Aramex PJSC	292,909	289,674
*	Deyaar Development PJSC	764,165	102,162
	Dubai Financial Market PJSC	599,564	230,590
	Dubai Investments PJSC	973,046	577,445
	Dubai Islamic Bank PJSC	766,772	1,214,778
*	Emaar Development PJSC	619,353	721,258
	Emaar Properties PJSC	959,667	1,584,175
	Emirates Driving Co.	5,400	38,088
	Emirates Integrated Telecommunications Co. PJSC	304,290	474,689
	Emirates NBD Bank PJSC	437,381	1,579,356
	Emirates Telecommunications Group Co. PJSC	533,241	3,747,648
*	Eshraq Investments PJSC	670,889	82,126
	First Abu Dhabi Bank PJSC	441,714	2,154,132
*	Gulf Pharmaceutical Industries PSC	59,324	19,690
	Islamic Arab Insurance Co.	101,852	14,369
*	Manazel PJSC	681,581	74,794
*	Palms Sports PrJSC	3,388	9,948
*	RAK Properties PJSC	684,551	137,827
	Ras Al Khaimah Ceramics	298,761	234,218
*	SHUAA Capital PSC	649,509	69,032
*	Union Properties PJSC	1,109,921	77,961

TOTAL UNITED ARAB EMIRATES			18,698,229

UNITED STATES — (0.0%)
	Sempra Energy	2,568	358,377

TOTAL COMMON STOCKS			1,252,577,600

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
	PREFERRED STOCKS — (1.0%)
	BRAZIL — (0.9%)
	Banco ABC Brasil SA	47,377	$189,490
Ω	Banco BMG SASeries B	55,700	26,850
	Banco Bradesco SA	526,606	2,024,663
	Banco do Estado do Rio Grande do Sul SA Class B	102,473	231,509
	Banco Pan SA	105,579	157,995
	Braskem SA Class A	14,800	96,585
	Centrais Eletricas Brasileiras SA Class B	41,800	431,473
	Centrais Eletricas Santa CatarinaSeries A	5,750	65,876
	Cia de Saneamento do ParanaSeries A	337,736	251,725
	Cia de Transmissao de Energia Eletrica Paulista	49,803	236,216
	Cia Energetica de Minas Gerais	331,020	728,624
	Cia Energetica do Ceara Class A	4,882	40,262
	Cia Paranaense de Energia	401,260	574,838
	EMAE-Empresa Metropolitana de Aguas e Energia SA	600	5,343
	Eucatex SA Industria e Comercio	43,700	67,172
	Gerdau SA	213,600	1,064,795
	Grazziotin SA	3,000	20,014
	Itau Unibanco Holding SA	663,719	3,906,119
	Marcopolo SA	260,737	145,373
	Randon SA Implementos e Participacoes	121,826	234,430
	Schulz SA	64,900	61,564
	Track & Field Co. SA	16,900	41,878
	Unipar Carbocloro SA Class B	25,759	532,534
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	318,986	446,475

TOTAL BRAZIL			11,581,803

	CHILE — (0.0%)
	Coca-Cola Embonor SA Class B	76,479	80,995
	Embotelladora Andina SA Class B	59,151	103,335

TOTAL CHILE			184,330

	COLOMBIA — (0.1%)
	Banco Davivienda SA	14,239	74,961
	Grupo Aval Acciones y Valores SA	716,662	78,359
	Grupo de Inversiones Suramericana SA	19,098	52,823

TOTAL COLOMBIA			206,143

	PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	75,375	46,806

	TAIWAN — (0.0%)
	China Development Financial Holding Corp	269,571	63,310

	THAILAND — (0.0%)
*	U City PLC	3,357,600	91,747

TOTAL PREFERRED STOCKS			12,174,139

	RIGHTS/WARRANTS — (0.0%)

	BRAZIL — (0.0%)
*	Fleury SA Rights 11/21/22	16,112	4,055
*	Omega Energia SA Rights 11/07/22	8,873	34

TOTAL BRAZIL			4,089

	CHINA — (0.0%)
*	Zhong An Group Ltd. Rights 12/31/22	4,819	0

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (0.0%)
*	Suzlon Energy Ltd. Rights 10/20/22	353,039	$13,008

INDONESIA — (0.0%)
*	Adhi Karya Persero Tbk PT Rights 11/08/22	1,622,867	520

MALAYSIA — (0.0%)
*	Yinson Holdings Bhd Warrants 06/21/25	87,531	8,146

SAUDI ARABIA — (0.0%)
*	Saudi Paper Manufacturing Co. Rights 11/02/22	3,888	18,731

SOUTH KOREA — (0.0%)
*	HLB, Inc. Rights 12/02/22	501	3,447
*	Husteel Co. Ltd. Rights 12/06/22	4,759	4,293
*	Icure Pharm, Inc. Rights 12/06/22	1,245	481
*	Kolon Global Corp. Rights 12/02/22	86	0

TOTAL SOUTH KOREA			8,221

TAIWAN — (0.0%)
*	Mercuries Life Insurance Co. Ltd. Rights 11/03/22	193,401	1,681
*	Shanghai Commercial & Savings Bank Ltd. Rights 10/31/22	36,800	10,735
*	Zeng Hsing Industrial Co. Ltd. 10/25/22	2,069	1,124

TOTAL TAIWAN			13,540

THAILAND — (0.0%)
*	Aqua W3 Warrants 12/31/24	545,700	1,434
*	Asian Sea Corp. PCL Rights 09/30/22	23,837	0
*	Master Ad PCL Warrants 09/04/23	502,725	0
*	Pstc W2 Warrants 10/28/23	222,767	0
*	Singer Thailand PCL Rights 10/31/22	45,790	0
*	Thai Union Group PCL Rights 11/30/22	15,412	0

TOTAL THAILAND			1,434

TOTAL RIGHTS/WARRANTS			67,689

TOTAL INVESTMENT SECURITIES (Cost $1,256,717,353)			1,264,819,428

			Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@§	The DFA Short Term Investment Fund	2,480,276	28,674,474

TOTAL INVESTMENTS — (100.0%) (Cost $1,285,402,024)			$1,293,493,902

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$49,957,907	$357,366	—	$50,315,273
Chile	2,699,474	4,970,042	—	7,669,516
China	25,458,479	281,408,281	$947,825	307,814,585
Colombia	1,244,718	118,249	—	1,362,967
Czech Republic	—	695,963	—	695,963

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Egypt	$11,390	$427,319	—		$438,709
Greece	37,470	4,004,041	$10,475		4,051,986
Hong Kong	—	120,422	—		120,422
Hungary	—	1,443,619	—		1,443,619
India	16,239,517	206,118,616	663		222,358,796
Indonesia	1,449,291	23,640,905	42,865		25,133,061
Malaysia	—	19,978,206	—		19,978,206
Mexico	32,324,662	614,313	351		32,939,326
Peru	837,731	—	53		837,784
Philippines	221,536	9,950,542	—		10,172,078
Poland	—	8,999,011	—		8,999,011
Qatar	—	15,753,597	—		15,753,597
Saudi Arabia	80,642	54,959,342	—		55,039,984
South Africa	4,119,400	41,741,057	—		45,860,457
South Korea	2,444,681	154,618,473	119,619		157,182,773
Taiwan	21,971,510	203,709,557	32,435		225,713,502
Thailand	28,158,898	996,113	435		29,155,446
Turkey	—	10,483,933	—		10,483,933
United Arab Emirates	—	18,698,229	—		18,698,229
United States	—	358,377	—		358,377
Preferred Stocks
Brazil	11,554,953	26,850	—		11,581,803
Chile	—	184,330	—		184,330
Colombia	206,143	—	—		206,143
Philippines	—	46,806	—		46,806
Taiwan	—	63,310	—		63,310
Thailand	91,747	—	—		91,747
Rights/Warrants
Brazil	—	4,089	—		4,089
India	—	13,008	—		13,008
Indonesia	—	520	—		520
Malaysia	—	8,146	—		8,146
Saudi Arabia	—	18,731	—		18,731
South Korea	—	8,221	—		8,221
Taiwan	—	13,540	—		13,540
Thailand	—	1,434	—		1,434
Securities Lending Collateral	—	28,674,474	—		28,674,474

TOTAL	$199,110,149	$1,093,229,032	$1,154,721	^	$1,293,493,902

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (96.1%)
BRAZIL — (5.0%)
	AES Brasil Energia SA	96,049	$184,084
	Aliansce Sonae Shopping Centers SA	18,500	77,825
*	Alliar Medicos A Frente SA	25,751	105,636
	Allied Tecnologia SA	11,000	17,100
	Alper Consultoria e Corretora de Seguros SA	1,100	6,014
	Alupar Investimento SA	32,200	176,226
	Ambev SA, ADR	322,455	980,263
	Americanas SA	140,271	421,994
*	Anima Holding SA	46,900	62,194
	Arezzo Industria e Comercio SA	8,860	179,241
	Atacadao SA	71,420	269,061
	Auren Energia SA	97,404	281,342
	B3 SA - Brasil Bolsa Balcao	670,453	1,952,108
	Banco Bradesco SA	126,540	407,632
	Banco BTG Pactual SA	99,722	558,698
	Banco do Brasil SA	97,300	697,328
	Banco Modal SA	17,652	8,885
	Banco Santander Brasil SA	70,161	404,490
	BB Seguridade Participacoes SA	94,554	543,473
	Bemobi Mobile Tech SA	13,617	44,024
*	Blau Farmaceutica SA	6,879	45,052
	Boa Vista Servicos SA	52,800	64,396
	BR Malls Participacoes SA	103,000	202,391
	BR Properties SA	27,600	33,181
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	12,340	71,811
	Braskem SA, Sponsored ADR, Class A	4,311	55,741
	Brisanet Participacoes SA	21,500	14,609
	Caixa Seguridade Participacoes S/A	122,964	209,959
	Camil Alimentos SA	28,442	56,218
	CCR SA	445,633	1,118,073
	Centrais Eletricas Brasileiras SA	46,216	445,742
	Cia Brasileira de Distribuicao	51,323	219,083
	Cia de Saneamento Basico do Estado de Sao Paulo	37,944	441,474
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	14,704	169,978
	Cia de Saneamento de Minas Gerais-COPASA	42,300	125,782
	Cia de Saneamento do Parana	39,700	147,103
	Cia de Saneamento do Parana	21,300	14,556
	Cia Energetica de Minas Gerais, Sponsored ADR	9,204	20,157
	Cia Energetica de Minas Gerais	82,570	276,379
	Cia Paranaense de Energia	59,545	80,807
	Cia Paranaense de Energia	9,600	68,374
	Cielo SA	519,418	598,304
*	Cogna Educacao	298,665	190,225
*	Construtora Tenda SA	51,288	60,467
	Cosan SA	130,836	427,044
	CPFL Energia SA	32,541	223,135
	CSU Digital SA	8,200	23,653
	Cury Construtora e Incorporadora SA	18,100	43,660
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	139,677	502,951
	Dexco SA	133,283	250,027
	Diagnosticos da America SA	11,914	46,198
	Dimed SA Distribuidora da Medicamentos	22,448	54,322
	Direcional Engenharia SA	37,400	123,882
*	Dommo Energia SA	86,800	30,751
*	EcoRodovias Infraestrutura e Logistica SA	73,109	76,994
	EDP - Energias do Brasil SA	40,396	180,415
*	Embraer SA	244,052	649,640

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*	Empreendimentos Pague Menos SA	18,300	$21,965
	Energisa SA	79,820	749,293
	Equatorial Energia SA	241,171	1,402,065
	Eternit SA	10,926	23,754
	Even Construtora e Incorporadora SA	59,880	76,509
	Ez Tec Empreendimentos e Participacoes SA	40,196	162,091
	Fleury SA	88,000	316,872
	Fras-Le SA	12,182	32,946
	Gerdau SA, Sponsored ADR	54,690	272,356
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	24,750	22,999
Ω	GPS Participacoes e Empreendimentos SA	40,026	107,087
	Grendene SA	49,721	69,882
*	Grupo Mateus SA	96,585	136,496
	Grupo SBF SA	28,416	104,191
	Guararapes Confeccoes SA	40,565	76,489
Ω	Hapvida Participacoes e Investimentos SA	689,040	1,040,463
*	Hidrovias do Brasil SA	33,300	18,179
	Hypera SA	74,028	728,170
	Instituto Hermes Pardini SA	16,500	74,267
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	11,000	77,770
*	International Meal Co. Alimentacao SA, Class A	60,698	29,024
	Iochpe-Maxion SA	25,200	69,373
	Irani Papel e Embalagem SA	33,400	55,219
*	IRB Brasil Resseguros SA	319,319	58,109
	Itau Unibanco Holding SA	45,535	224,083
	JHSF Participacoes SA	91,696	130,297
	JSL SA	1,648	2,434
	Kepler Weber SA	20,870	104,643
	Klabin SA	408,911	1,711,481
	Lavvi Empreendimentos Imobiliarios Ltda.	12,800	15,686
	Light SA	87,100	95,775
	Localiza Rent a Car SA	123,489	1,686,366
	Localiza Rent a Car SA	378	5,162
*Ω	Locaweb Servicos de Internet SA	62,696	132,662
	LOG Commercial Properties e Participacoes SA	6,900	30,402
*	Log-in Logistica Intermodal SA	6,000	43,465
	Lojas Quero Quero SA	88,100	103,015
	Lojas Renner SA	129,615	775,356
	LPS Brasil Consultoria de Imoveis SA	17,000	9,248
	M Dias Branco SA	18,932	159,431
*	Magazine Luiza SA	255,522	221,118
	Mahle-Metal Leve SA	8,900	44,504
	Marcopolo SA	38,000	17,729
*	Marisa Lojas SA	69,000	27,651
	Melnick Even Desenvolvimento Imobiliario SA	16,200	13,297
	Mills Estruturas e Servicos de Engenharia SA	53,000	137,284
Ω	Mitre Realty Empreendimentos E Participacoes LTDA.	7,746	8,398
*	Moura Dubeux Engenharia SA	10,100	14,469
	Movida Participacoes SA	82,411	217,295
	MRV Engenharia e Participacoes SA	110,347	217,468
	Multilaser Industrial SA	59,683	60,197
	Multiplan Empreendimentos Imobiliarios SA	21,652	110,492
	Natura & Co. Holding SA	287,400	831,794
#	Natura & Co. Holding SA, ADR	15,400	88,088
	Neoenergia SA	54,109	173,781
	Odontoprev SA	97,297	155,961
*	Omega Energia SA	90,709	188,775
*	Orizon Valorizacao de Residuos SA	4,200	36,312
	Ouro Fino Saude Animal Participacoes SA	1,600	7,449

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Petroreconcavo SA	13,228	$80,308
	Porto Seguro SA	80,818	363,607
	Portobello SA	16,400	37,432
	Positivo Tecnologia SA	48,052	113,769
	Qualicorp Consultoria e Corretora de Seguros SA	76,724	117,043
	Raia Drogasil SA	262,340	1,336,205
Ω	Rede D’Or Sao Luiz SA	19,800	123,312
	Romi SA	9,092	29,130
	Rumo SA	58,200	249,453
	Santos Brasil Participacoes SA	67,191	118,370
	Sendas Distribuidora SA, ADR	7,845	149,447
	Sendas Distribuidora SA	230,650	885,003
Ω	Ser Educacional SA	13,300	21,911
	SIMPAR SA	69,951	146,659
	Sinqia SA	11,600	46,036
	Sul America SA	169,933	784,281
	Suzano SA	162,561	1,674,232
	Tegma Gestao Logistica SA	9,500	40,976
	Telefonica Brasil SA	29,500	235,920
#	Telefonica Brasil SA, ADR	30,834	246,364
	TIM SA, ADR	2,608	33,252
	TIM SA	328,562	839,612
	TOTVS SA	66,708	428,233
	Transmissora Alianca de Energia Eletrica SA	83,152	646,961
	Tres Tentos Agroindustrial SA	11,300	27,739
	Trisul SA	40,600	37,413
	Ultrapar Participacoes SA	165,408	429,411
	Ultrapar Participacoes SA, Sponsored ADR	61,736	161,131
	Unipar Carbocloro SA	8,960	160,779
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	19,000	39,909
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	72,178	225,246
*	Via SA	542,059	328,457
	Vibra Energia SA	154,538	545,991
	Vivara Participacoes SA	15,400	79,929
	Vulcabras Azaleia SA	27,100	72,977
	WEG SA	187,278	1,460,373
	Wilson Sons Holdings Brasil SA	39,949	87,779
	Wiz Solucoes e Corretagem de Seguros SA	16,300	24,582
*	XP, Inc., BDR	7,417	136,264
	YDUQS Participacoes SA	31,700	98,988
	Zamp SA	27,041	40,204

TOTAL BRAZIL			40,971,977

CHILE — (0.6%)
	Aguas Andinas SA, Class A	702,233	148,131
	Banco de Chile, ADR	17,168	308,849
	Banco de Credito e Inversiones SA	6,348	176,873
#	Banco Santander Chile, ADR	13,546	195,469
	Banco Santander Chile	760,231	27,257
	Besalco SA	118,298	40,762
*	Camanchaca SA	228,863	11,530
	CAP SA	19,548	104,498
	Cencosud SA	200,888	270,062
	Cencosud Shopping SA	61,000	66,662
	Cia Cervecerias Unidas SA	29,430	161,538
	Cia Cervecerias Unidas SA, Sponsored ADR	2,215	23,944
	Embotelladora Andina SA, ADR, Class B	4,723	48,647
	Empresa Nacional de Telecomunicaciones SA	27,407	85,486

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Empresas CMPC SA	187,155	$297,011
	Empresas COPEC SA	43,271	298,320
	Empresas Hites SA	95,679	9,044
	Enel Americas SA	1,900,596	188,320
	Enel Chile SA	2,990,588	105,252
	Falabella SA	57,475	112,254
	Forus SA	22,023	23,711
	Grupo Security SA	409,448	68,517
	Hortifrut SA	43,292	36,124
	Instituto de Diagnostico SA	1,346	1,980
	Inversiones Aguas Metropolitanas SA	132,025	62,977
	Inversiones La Construccion SA	7,731	24,179
	Itau CorpBanca Chile SA	32,519,334	63,385
	Itau CorpBanca Chile SA, ADR	300	858
	Masisa SA	239,533	6,353
	Multiexport Foods SA	74,232	16,881
	Parque Arauco SA	97,790	83,328
	PAZ Corp. SA	19,614	6,661
	Plaza SA	43,864	37,993
	Ripley Corp. SA	224,629	36,895
	Salfacorp SA	132,841	37,333
	Sigdo Koppers SA	84,902	101,973
	SMU SA	976,725	99,389
	Sociedad Matriz SAAM SA	1,197,624	101,435
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	9,316	872,723
	Socovesa SA	15,493	1,767
	SONDA SA	176,889	62,276
	Vina Concha y Toro SA	134,416	151,973

TOTAL CHILE			4,578,620

CHINA — (25.7%)
	360 DigiTech, Inc., ADR	27,190	276,250
	360 Security Technology, Inc., Class A	59,500	57,805
*	361 Degrees International Ltd.	219,000	91,280
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	64,700	128,760
Ω	3SBio, Inc.	372,500	263,062
	Accelink Technologies Co. Ltd., Class A	13,100	30,538
	ADAMA Ltd., Class A	25,800	30,178
	Addsino Co. Ltd., Class A	27,000	38,800
*	Advanced Technology & Materials Co. Ltd., Class A	17,320	19,038
	AECC Aero-Engine Control Co. Ltd., Class A	12,800	52,729
	AECC Aviation Power Co. Ltd., Class A	11,400	76,236
	Aerospace Hi-Tech Holdings Grp Ltd., Class A	7,900	9,258
	Agile Group Holdings Ltd.	376,000	71,516
*	Agora, Inc., ADR	7,535	21,023
	Agricultural Bank of China Ltd., Class H	5,524,000	1,576,733
	Aier Eye Hospital Group Co. Ltd., Class A	63,389	215,115
	Aisino Corp., Class A	19,300	29,799
	Ajisen China Holdings Ltd.	95,000	7,510
Ω	Ak Medical Holdings Ltd.	90,000	93,561
*	Alibaba Group Holding Ltd., Sponsored ADR	74,385	4,729,398
*	Alibaba Group Holding Ltd.	430,400	3,346,320
*	Alibaba Health Information Technology Ltd.	768,000	325,021
*	Alibaba Pictures Group Ltd.	3,720,000	137,495
#Ω	A-Living Smart City Services Co. Ltd.	190,250	107,959
	All Winner Technology Co. Ltd., Class A	11,660	31,252
*	Alpha Group, Class A	18,000	10,729
*	Amlogic Shanghai Co. Ltd., Class A	6,431	50,568
	Amoy Diagnostics Co. Ltd., Class A	7,380	23,726

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Angel Yeast Co. Ltd., Class A	11,900	$59,179
	Anhui Anke Biotechnology Group Co. Ltd., Class A	22,200	30,140
	Anhui Construction Engineering Group Co. Ltd., Class A	54,000	34,073
	Anhui Expressway Co. Ltd., Class H	88,000	56,243
	Anhui Guangxin Agrochemical Co. Ltd., Class A	24,620	100,092
	Anhui Gujing Distillery Co. Ltd., Class A	2,700	73,110
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	21,540	100,766
	Anhui Huilong Agricultural Means of Production Co., Ltd., Class A	28,200	31,221
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	59,440	39,307
	Anhui Jinhe Industrial Co. Ltd., Class A	11,200	50,477
	Anhui Kouzi Distillery Co. Ltd., Class A	16,100	89,430
*	Anhui Tatfook Technology Co. Ltd., Class A	15,000	17,189
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	19,800	19,962
	Anhui Xinhua Media Co. Ltd., Class A	14,100	8,913
	Anhui Yingjia Distillery Co. Ltd., Class A	8,500	54,955
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	26,300	52,881
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	560	17,115
	Anjoy Foods Group Co. Ltd., Class A	1,500	27,658
	Anker Innovations Technology Co. Ltd., Class A	2,400	17,810
	ANTA Sports Products Ltd.	206,200	1,812,831
*	Anton Oilfield Services Group	1,062,000	38,563
	Aoshikang Technology Co. Ltd., Class A	7,200	25,360
*	Aotecar New Energy Technology Co., Ltd., Class A	45,000	15,514
	Apeloa Pharmaceutical Co. Ltd., Class A	27,100	77,290
	APT Satellite Holdings Ltd.	62,000	14,608
*Ω	Archosaur Games, Inc.	77,000	22,141
*Ω	Ascletis Pharma, Inc.	31,000	9,113
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	16,900	58,976
Ω	AsiaInfo Technologies Ltd.	64,000	76,467
	Asymchem Laboratories Tianjin Co. Ltd., Class A	2,800	54,659
	Autel Intelligent Technology Corp. Ltd., Class A	4,400	23,992
	Autobio Diagnostics Co. Ltd., Class A	3,900	39,830
	Avary Holding Shenzhen Co. Ltd., Class A	29,300	119,726
	AVIC Industry-Finance Holdings Co. Ltd., Class A	100,500	41,783
	AviChina Industry & Technology Co. Ltd., Class H	789,000	345,560
	AVICOPTER PLC, Class A	8,800	53,042
	Bafang Electric Suzhou Co. Ltd., Class A	500	7,986
Ω	BAIC Motor Corp. Ltd., Class H	511,500	113,320
*	Baidu, Inc., Sponsored ADR	16,247	1,244,033
*	Baidu, Inc., Class A	88,450	847,970
Ω	BAIOO Family Interactive Ltd.	372,000	17,549
	Bank of Beijing Co. Ltd., Class A	51,100	28,302
	Bank of Changsha Co. Ltd., Class A	58,200	51,410
	Bank of Chengdu Co. Ltd., Class A	60,600	113,199
	Bank of China Ltd., Class H	12,369,000	3,983,772
	Bank of Chongqing Co. Ltd., Class H	169,500	76,890
	Bank of Communications Co. Ltd., Class H	1,673,000	816,288
	Bank of Guiyang Co. Ltd., Class A	65,936	47,097
	Bank of Hangzhou Co. Ltd., Class A	36,000	59,729
	Bank of Jiangsu Co. Ltd., Class A	63,080	59,868
	Bank of Nanjing Co. Ltd., Class A	55,422	78,469
	Bank of Ningbo Co. Ltd., Class A	50,010	163,224
	Bank of Shanghai Co. Ltd., Class A	70,000	53,562
	Bank of Suzhou Co. Ltd., Class A	33,130	31,206
*	Bank of Tianjin Co. Ltd., Class H	54,000	13,696
*Ω	Bank of Zhengzhou Co. Ltd., Class H	43,560	5,942
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	15,900	12,379
*	Baoye Group Co. Ltd., Class H	66,000	33,647
*	Baozun, Inc., Sponsored ADR	13,006	51,244

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Baozun, Inc., Class A	14,300	$18,818
	Beibuwan Port Co. Ltd., Class A	31,000	30,114
#*	BeiGene Ltd., ADR	1,193	201,486
*	BeiGene Ltd.	12,900	166,339
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	16,700	18,575
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	2,860	20,386
	Beijing Capital Development Co. Ltd., Class A	56,800	39,714
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	148,370	56,163
*	Beijing Capital International Airport Co. Ltd., Class H	300,000	162,460
	Beijing Certificate Authority Co. Ltd., Class A	3,150	11,930
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	13,000	19,956
*	Beijing Compass Technology Development Co. Ltd., Class A	2,800	17,043
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	26,557	33,395
	Beijing Easpring Material Technology Co. Ltd., Class A	3,721	30,233
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	12,000	27,033
#*	Beijing Energy International Holding Co. Ltd.	1,748,000	40,572
	Beijing Enlight Media Co. Ltd., Class A	43,400	40,084
	Beijing Enterprises Holdings Ltd.	144,000	365,313
	Beijing Enterprises Water Group Ltd.	1,484,000	311,785
*††	Beijing Gas Blue Sky Holdings Ltd.	1,800,000	15,802
	Beijing Haixin Energy Technology Co. Ltd., Class A	79,700	43,744
*	Beijing Hezong Science & Technology Co. Ltd., Class A	28,200	20,067
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	2,188	79,490
*	Beijing Jetsen Technology Co. Ltd., Class A	107,200	64,788
	Beijing Kingsoft Office Software, Inc., Class A	1,236	49,372
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	4,200	14,303
	Beijing New Building Materials PLC, Class A	27,000	73,508
	Beijing North Star Co. Ltd., Class H	198,000	18,691
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	46,300	12,878
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	41,200	49,381
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	11,450	38,536
	Beijing Originwater Technology Co. Ltd., Class A	44,068	28,451
	Beijing Roborock Technology Co. Ltd., Class A	1,186	38,336
	Beijing Shiji Information Technology Co. Ltd., Class A	29,016	50,377
	Beijing Sinnet Technology Co. Ltd., Class A	49,200	58,457
	Beijing SL Pharmaceutical Co. Ltd., Class A	19,200	21,907
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	35,700	25,406
	Beijing Strong Biotechnologies, Inc., Class A	7,900	19,328
	Beijing SuperMap Software Co. Ltd., Class A	7,000	18,168
*	Beijing Thunisoft Corp. Ltd., Class A	20,300	19,718
	Beijing Tiantan Biological Products Corp. Ltd., Class A	12,360	35,151
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	128,000	143,113
	Beijing Tongrentang Co. Ltd., Class A	4,800	32,114
	Beijing Ultrapower Software Co. Ltd., Class A	36,401	21,808
	Beijing United Information Technology Co. Ltd., Class A	6,150	104,626
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	38,000	7,413
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	5,195	89,368
*	Beijing Watertek Information Technology Co. Ltd., Class A	40,200	17,457
	Beijing Yanjing Brewery Co. Ltd., Class A	16,300	19,070
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	2,900	45,536
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	20,520	36,156
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	120,100	73,491
	Beken Corp., Class A	3,600	12,977
	Bestsun Energy Co. Ltd., Class A	28,200	16,199
	Betta Pharmaceuticals Co. Ltd., Class A	4,300	26,913
	Better Life Commercial Chain Share Co. Ltd., Class A	5,600	3,784
	BGI Genomics Co. Ltd., Class A	5,400	41,001

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Biem.L.Fdlkk Garment Co. Ltd., Class A	9,276	$27,821
*	Bilibili, Inc., Class Z	39,460	351,644
	Black Peony Group Co. Ltd., Class A	20,700	20,446
	Bloomage Biotechnology Corp. Ltd., Class A	1,609	23,483
*	Blue Sail Medical Co. Ltd., Class A	24,900	28,093
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	89,200	57,651
Ω	BOC Aviation Ltd.	23,000	153,914
	BOC International China Co. Ltd., Class A	18,400	26,682
	BOE Technology Group Co. Ltd., Class A	586,700	269,132
	BOE Varitronix Ltd.	33,000	48,933
*	Bohai Leasing Co. Ltd., Class A	149,500	45,059
	Bosideng International Holdings Ltd.	1,268,000	547,657
*	Boyaa Interactive International Ltd.	40,000	1,658
	Bright Dairy & Food Co. Ltd., Class A	29,900	38,806
*††	Brilliance China Automotive Holdings Ltd.	716,000	308,304
	B-Soft Co. Ltd., Class A	12,870	14,774
#*	Burning Rock Biotech Ltd., ADR	5,610	11,557
	BYD Co. Ltd., Class H	22,500	504,070
#	BYD Electronic International Co. Ltd.	189,500	550,684
	By-health Co. Ltd., Class A	28,900	69,501
	C C Land Holdings Ltd.	321,000	77,256
	C&D International Investment Group Ltd.	148,346	230,190
	Cabbeen Fashion Ltd.	59,000	9,022
	Caitong Securities Co. Ltd., Class A	53,950	52,960
	Camel Group Co. Ltd., Class A	34,000	39,792
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	25,200	15,912
	Canny Elevator Co. Ltd., Class A	12,500	11,368
#Ω	CanSino Biologics, Inc., Class H	22,200	206,401
	Capinfo Co. Ltd., Class H	204,000	6,333
*	Capital Environment Holdings Ltd.	1,184,000	19,614
	Castech, Inc., Class A	9,600	19,942
#Ω	Cathay Media & Education Group, Inc.	149,000	19,960
	CECEP Solar Energy Co. Ltd., Class A	67,000	62,288
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	32,100	9,556
	CECEP Wind-Power Corp., Class A	168,100	98,827
	Central China Management Co. Ltd.	227,000	15,647
	Central China Real Estate Ltd.	235,705	6,180
	Central China Securities Co. Ltd., Class H	402,000	48,640
	CETC Digital Technology Co. Ltd., Class A	5,330	15,418
	CGN Nuclear Technology Development Co. Ltd., Class A	22,300	22,420
Ω	CGN Power Co. Ltd., Class H	1,680,000	340,313
	Chacha Food Co. Ltd., Class A	8,300	50,391
	Changchun Faway Automobile Components Co. Ltd., Class A	11,474	13,374
	Changchun High & New Technology Industry Group, Inc., Class A	2,800	62,303
	Changjiang Securities Co. Ltd., Class A	67,900	48,615
#*Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	12,000	10,306
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	1,300	21,838
*	Chanjet Information Technology Co. Ltd., Class H	26,100	10,526
	Chaowei Power Holdings Ltd.	107,000	20,994
	Chaozhou Three-Circle Group Co. Ltd., Class A	14,200	55,294
*	Cheetah Mobile, Inc., ADR	2,930	5,332
*	Chen Lin Education Group Holdings Ltd.	66,000	16,909
*	Cheng De Lolo Co. Ltd., Class A	40,100	41,296
	Chengdu ALD Aviation Manufacturing Corp., Class A	4,800	18,303
	Chengdu CORPRO Technology Co. Ltd., Class A	8,000	32,539
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,200	15,010
	Chengdu Galaxy Magnets Co. Ltd., Class A	7,300	15,248
	Chengdu Hongqi Chain Co. Ltd., Class A	25,300	16,013
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	9,200	12,534

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chengdu Kanghua Biological Products Co. Ltd., Class A	1,200	$16,839
	Chengdu Wintrue Holding Co. Ltd., Class A	31,800	49,528
	Chengdu Xingrong Environment Co. Ltd., Class A	54,100	35,773
	Chengtun Mining Group Co. Ltd., Class A	66,800	50,859
	Chenguang Biotech Group Co., Ltd., Class A	10,000	22,247
	Chengxin Lithium Group Co. Ltd., Class A	13,000	77,361
*	Chengzhi Co. Ltd., Class A	35,500	43,431
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	23,000	59,573
	China Aerospace International Holdings Ltd.	476,000	20,904
#	China Aircraft Leasing Group Holdings Ltd.	117,000	48,688
*	China Anchu Energy Storage Gro	281,000	18,609
	China Automotive Engineering Research Institute Co. Ltd., Class A	15,600	40,291
	China Baoan Group Co. Ltd., Class A	20,300	32,194
	China Bester Group Telecom Co. Ltd., Class A	4,900	7,059
	China BlueChemical Ltd., Class H	498,000	95,058
Ω	China Bohai Bank Co. Ltd., Class H	225,500	27,877
	China CAMC Engineering Co. Ltd., Class A	19,900	20,948
	China CITIC Bank Corp. Ltd., Class H	1,486,000	560,159
	China Communications Services Corp. Ltd., Class H	760,000	212,066
*	China Conch Environment Protection Holdings Ltd.	392,000	115,579
	China Conch Venture Holdings Ltd.	448,000	660,753
	China Construction Bank Corp., Class H	13,357,000	7,088,403
	China CSSC Holdings Ltd., Class A	25,400	92,556
	China Datang Corp. Renewable Power Co. Ltd., Class H	798,000	215,398
	China Design Group Co. Ltd., Class A	16,900	17,827
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	834,000	94,676
*	China Dongxiang Group Co. Ltd.	754,000	22,381
Ω	China East Education Holdings Ltd.	50,000	15,748
	China Electronics Huada Technology Co. Ltd.	214,000	16,897
	China Electronics Optics Valley Union Holding Co. Ltd.	776,000	34,208
#	China Energy Engineering Corp. Ltd., Class H	416,000	41,835
	China Everbright Bank Co. Ltd., Class H	791,000	204,516
#Ω	China Everbright Greentech Ltd.	99,000	16,139
	China Everbright Ltd.	340,000	179,270
Ω	China Feihe Ltd.	714,000	411,303
	China Film Co. Ltd., Class A	20,400	29,799
	China Foods Ltd.	204,000	51,987
	China Galaxy Securities Co. Ltd., Class H	837,500	313,608
	China Gas Holdings Ltd.	995,600	883,575
	China Gold International Resources Corp. Ltd.	40,000	92,947
*	China Grand Automotive Services Group Co. Ltd., Class A	48,065	13,570
	China Great Wall Securities Co. Ltd., Class A	30,800	34,187
	China Greatwall Technology Group Co. Ltd., Class A	36,500	55,877
*	China Green Agriculture, Inc.	2,355	13,847
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	35,400	64,141
	China Harmony Auto Holding Ltd.	245,500	27,813
	China Harzone Industry Corp. Ltd., Class A	24,300	23,081
*	China High Speed Railway Technology Co. Ltd., Class A	45,900	14,129
*	China High Speed Transmission Equipment Group Co. Ltd.	109,000	44,295
Ω	China International Capital Corp. Ltd., Class H	395,600	549,773
	China International Marine Containers Group Co. Ltd., Class H	215,490	137,167
#	China Isotope & Radiation Corp.	18,600	28,676
	China Jinmao Holdings Group Ltd.	1,634,000	216,493
	China Jushi Co. Ltd., Class A	122,071	195,970
#	China Kepei Education Group Ltd.	74,000	18,197
	China Kings Resources Group Co. Ltd., Class A	6,300	39,651
	China Lesso Group Holdings Ltd.	340,000	275,960
	China Life Insurance Co. Ltd., Class H	759,000	827,657
	China Lilang Ltd.	145,000	62,655

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*Ω	China Literature Ltd.	141,200	$380,938
*††	China Maple Leaf Educational Systems Ltd.	82,000	2,779
*	China Medical & HealthCare Group Ltd.	950,000	4,529
	China Medical System Holdings Ltd.	716,000	782,533
	China Meheco Co. Ltd., Class A	29,820	51,544
#	China Meidong Auto Holdings Ltd.	134,000	175,993
	China Mengniu Dairy Co. Ltd.	457,000	1,462,925
	China Merchants Bank Co. Ltd., Class H	531,500	1,740,078
	China Merchants Energy Shipping Co. Ltd., Class A	38,400	36,823
	China Merchants Land Ltd.	606,000	42,502
	China Merchants Port Holdings Co. Ltd.	402,704	472,129
	China Merchants Property Operation & Service Co. Ltd., Class A	15,947	29,437
Ω	China Merchants Securities Co. Ltd., Class H	94,940	88,038
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	40,700	73,374
#	China Minsheng Banking Corp. Ltd., Class H	864,000	250,927
	China National Accord Medicines Corp. Ltd., Class A	9,300	40,269
	China National Chemical Engineering Co. Ltd., Class A	87,700	85,189
	China National Medicines Corp. Ltd., Class A	12,300	44,191
	China National Nuclear Power Co. Ltd., Class A	299,600	247,970
	China National Software & Service Co. Ltd., Class A	5,070	50,441
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	62,700	38,444
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	37,849	126,075
*	China Nuclear Energy Technology Corp. Ltd.	326,000	18,865
	China Oilfield Services Ltd., Class H	536,000	603,385
	China Overseas Grand Oceans Group Ltd.	494,638	139,736
	China Overseas Land & Investment Ltd.	909,500	1,737,981
	China Pacific Insurance Group Co. Ltd., Class H	625,000	1,007,496
	China Pioneer Pharma Holdings Ltd.	172,000	42,310
	China Publishing & Media Co. Ltd., Class A	22,400	12,945
	China Railway Group Ltd., Class H	848,000	368,723
	China Railway Hi-tech Industry Co. Ltd., Class A	27,400	27,886
Ω	China Railway Signal & Communication Corp. Ltd., Class H	538,000	153,343
	China Railway Tielong Container Logistics Co. Ltd., Class A	28,100	20,011
*	China Rare Earth Holdings Ltd.	436,000	21,393
*	China Rare Earth Resources & Technology Co. Ltd., Class A	6,200	24,553
#Ω	China Renaissance Holdings Ltd.	58,300	44,199
	China Resources Beer Holdings Co. Ltd.	138,000	651,159
	China Resources Boya Bio-pharmaceutical Group Co. Ltd, Class A	4,200	17,300
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	10,800	26,596
	China Resources Gas Group Ltd.	376,400	964,024
	China Resources Land Ltd.	884,000	2,765,844
	China Resources Microelectronics Ltd., Class A	7,360	51,178
Ω	China Resources Pharmaceutical Group Ltd.	646,500	436,116
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	4,100	30,666
	China Risun Group Ltd.	189,000	66,674
	China Sanjiang Fine Chemicals Co. Ltd.	259,000	44,876
	China SCE Group Holdings Ltd.	278,000	14,361
	China Science Publishing & Media Ltd., Class A	7,400	7,548
*Ω	China Shengmu Organic Milk Ltd.	820,000	27,131
	China Shineway Pharmaceutical Group Ltd.	93,000	55,889
#	China Shuifa Singyes Energy Holdings Ltd.	142,000	13,944
*	China Silver Group Ltd.	618,000	20,464
*	China South City Holdings Ltd.	1,382,000	65,973
	China South Publishing & Media Group Co. Ltd., Class A	49,800	65,140
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd., Class A	40,400	31,928
	China Starch Holdings Ltd.	320,000	7,330
	China State Construction Engineering Corp. Ltd., Class A	366,183	238,115

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China State Construction International Holdings Ltd.	514,000	$462,389
	China Sunshine Paper Holdings Co. Ltd.	222,000	46,074
#	China Suntien Green Energy Corp. Ltd., Class H	630,000	238,922
	China Taiping Insurance Holdings Co. Ltd.	693,800	480,486
	China Testing & Certification International Group Co. Ltd., Class A	11,256	16,347
*	China Tianbao Group Development Co. Ltd.	26,000	9,929
	China Tianying, Inc., Class A	55,800	36,899
	China Tourism Group Duty Free Corp. Ltd., Class A	15,441	339,291
Ω	China Tower Corp. Ltd., Class H	18,136,000	1,640,852
	China Traditional Chinese Medicine Holdings Co. Ltd.	436,000	188,460
*	China TransInfo Technology Co. Ltd., Class A	40,500	49,615
	China Tungsten & Hightech Materials Co. Ltd., Class A	18,100	35,747
	China Union Holdings Ltd., Class A	17,000	8,702
	China Vanke Co. Ltd., Class H	828,004	1,062,600
*Ω	China Vast Industrial Urban Development Co. Ltd.	114,000	34,534
	China Water Affairs Group Ltd.	166,000	117,570
	China West Construction Group Co. Ltd., Class A	25,800	23,551
*††	China Wood Optimization Holding Ltd.	84,000	1,806
Ω	China Xinhua Education Group Ltd.	23,000	2,345
	China Yangtze Power Co. Ltd., Class A	200,697	558,522
	China Yongda Automobiles Services Holdings Ltd.	306,500	137,480
#*	China ZhengTong Auto Services Holdings Ltd.	737,000	28,606
	China Zhenhua Group Science & Technology Co. Ltd., Class A	5,000	92,555
*	China Zheshang Bank Co. Ltd., Class H	209,000	72,106
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	23,100	9,058
#*††	China Zhongwang Holdings Ltd.	437,200	17,544
	Chinasoft International Ltd.	778,000	515,482
*	Chindata Group Holdings Ltd., ADR	30,753	163,298
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	34,600	40,511
	Chongqing Brewery Co. Ltd., Class A	8,566	102,516
	Chongqing Changan Automobile Co. Ltd., Class A	36,400	56,332
	Chongqing Department Store Co. Ltd., Class A	5,700	15,536
*	Chongqing Dima Industry Co. Ltd., Class A	50,600	14,009
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	49,996	84,666
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	8,900	27,485
	Chongqing Machinery & Electric Co. Ltd., Class H	328,000	19,842
	Chongqing Rural Commercial Bank Co. Ltd., Class H	609,000	184,588
	Chongqing Sanfeng Environment Group Corp., Ltd., Class A	24,100	21,343
	Chongqing Zhifei Biological Products Co. Ltd., Class A	15,100	176,613
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,000	14,996
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	20,000	18,004
	Chow Tai Seng Jewellery Co. Ltd., Class A	29,150	44,220
	CIFI Ever Sunshine Services Group Ltd.	406,000	89,532
	CIFI Holdings Group Co. Ltd.	1,902,337	126,020
	CIMC Enric Holdings Ltd.	192,000	187,144
Ω	CIMC Vehicles Group Co. Ltd., Class H	24,500	15,470
	Cinda Real Estate Co. Ltd., Class A	34,100	19,254
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	19,133
	CITIC Securities Co. Ltd., Class H	424,350	634,044
*	Citychamp Watch & Jewellery Group Ltd.	440,000	57,153
*	CMGE Technology Group Ltd.	340,000	53,293
	CMOC Group Ltd., Class H	1,830,000	589,172
	CMST Development Co. Ltd., Class A	59,100	37,188
*	CNFinance Holdings Ltd., ADR	10,911	18,549
	CNHTC Jinan Truck Co. Ltd., Class A	36,100	56,096
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	69,890	64,058
	CNOOC Energy Technology & Services Ltd., Class A	123,500	48,167
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	26,800	49,896
	COFCO Biotechnology Co. Ltd., Class A	64,200	70,971

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Comba Telecom Systems Holdings Ltd.	540,000	$75,719
	Concord New Energy Group Ltd.	2,630,000	200,943
*	Confidence Intelligence Holdings Ltd.	10,000	50,257
	Consun Pharmaceutical Group Ltd.	52,000	19,477
	Contec Medical Systems Co. Ltd., Class A	3,900	12,864
	Contemporary Amperex Technology Co. Ltd., Class A	12,700	651,760
*	Coolpad Group Ltd.	1,638,000	15,460
#*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	32,000	23,310
	COSCO SHIPPING Holdings Co. Ltd., Class H	508,550	548,050
#	COSCO SHIPPING International Hong Kong Co. Ltd.	214,000	62,435
	COSCO SHIPPING Ports Ltd.	297,585	146,751
#*	Cosmopolitan International Holdings Ltd.	376,000	57,456
#	Country Garden Holdings Co. Ltd.	3,590,537	462,790
	Country Garden Services Holdings Co. Ltd.	189,000	165,191
	CPMC Holdings Ltd.	269,000	130,355
*	CPT Technology Group Co., Ltd., Class A	47,400	12,863
	CQ Pharmaceutical Holding Co. Ltd., Class A	59,800	41,861
*	Crazy Sports Group Ltd.	1,092,000	26,139
	CRRC Corp. Ltd., Class H	532,000	161,304
Ω	CSC Financial Co. Ltd., Class H	329,500	238,887
	CSG Holding Co. Ltd., Class A	66,910	62,925
*	CSG Smart Science&Technology Co. Ltd., Class A	24,500	23,065
	CSSC Science & Technology Co. Ltd., Class A	7,600	12,513
	CTS International Logistics Corp. Ltd., Class A	33,000	50,555
	Daan Gene Co. Ltd., Class A	29,780	72,839
Ω	Dali Foods Group Co. Ltd.	377,500	155,391
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	28,600	21,450
	Dalipal Holdings Ltd.	30,000	9,253
	Daqin Railway Co. Ltd., Class A	60,100	52,784
	Dare Power Dekor Home Co. Ltd., Class A	7,000	7,502
	Dashang Co. Ltd., Class A	7,400	15,870
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	26,364	131,431
	Dawnrays Pharmaceutical Holdings Ltd.	140,000	18,786
	Dazzle Fashion Co. Ltd., Class A	7,100	13,106
	DBG Technology Co. Ltd., Class A	7,300	9,527
	DeHua TB New Decoration Materials Co. Ltd., Class A	28,100	28,494
	Dexin China Holdings Co. Ltd.	203,000	17,603
	DHC Software Co. Ltd., Class A	56,800	48,087
	Dian Diagnostics Group Co. Ltd., Class A	26,300	100,315
#	Differ Group Auto Ltd.	756,000	151,195
	Digital China Group Co. Ltd., Class A	11,648	42,692
	Digital China Holdings Ltd.	337,000	133,466
	Digital China Information Service Co. Ltd., Class A	17,500	27,778
	Do-Fluoride Chemicals Co. Ltd., Class A	31,500	134,700
	Dong-E-E-Jiao Co. Ltd., Class A	7,500	38,585
	Dongfang Electric Corp. Ltd., Class H	102,000	153,836
	Dongfang Electronics Co. Ltd., Class A	28,400	31,832
	Dongfeng Motor Group Co. Ltd., Class H	430,000	194,534
	Dongguan Aohai Technology Co. Ltd., Class A	2,910	15,858
	Dongguan Development Holdings Co. Ltd., Class A	19,700	23,700
	Dongjiang Environmental Co. Ltd., Class H	26,000	6,859
	Dongxing Securities Co. Ltd., Class A	50,235	53,538
*	DouYu International Holdings Ltd., ADR	45,019	45,015
*	Duiba Group Ltd.	50,000	3,085
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	148,000	40,574
	East Group Co. Ltd., Class A	33,500	31,906
	East Money Information Co. Ltd., Class A	43,796	93,885
	Ecovacs Robotics Co. Ltd., Class A	8,200	65,817
	Edan Instruments, Inc., Class A	12,500	21,161

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Edifier Technology Co. Ltd., Class A	15,400	$17,087
	EEKA Fashion Holdings Ltd.	64,000	83,140
	Electric Connector Technology Co. Ltd., Class A	6,000	30,270
*	Elion Energy Co. Ltd., Class A	87,620	54,291
	ENN Energy Holdings Ltd.	157,900	1,569,849
	ENN Natural Gas Co. Ltd., Class A	35,726	76,108
	Eoptolink Technology, Inc.Ltd., Class A	4,765	16,922
	Era Co. Ltd., Class A	28,400	16,995
#	Essex Bio-technology Ltd.	88,000	35,628
	Eternal Asia Supply Chain Management Ltd., Class A	97,000	69,531
*	Ev Dynamics Holdings Ltd.	2,540,000	12,298
#	EVA Precision Industrial Holdings Ltd.	320,000	41,978
	Eve Energy Co. Ltd., Class A	4,700	53,636
#Ω	Everbright Securities Co. Ltd., Class H	64,400	34,851
*Ω	Everest Medicines Ltd.	45,000	35,465
*	Fangda Carbon New Material Co. Ltd., Class A	44,220	36,450
	Fangda Special Steel Technology Co. Ltd., Class A	79,310	62,020
	Fanhua, Inc., Sponsored ADR	12,591	60,815
#	Far East Horizon Ltd.	530,000	409,282
	FAW Jiefang Group Co. Ltd., Class A	30,600	29,213
	FAWER Automotive Parts Co. Ltd., Class A	49,400	30,902
	Fibocom Wireless, Inc., Class A	12,450	32,003
*	FIH Mobile Ltd.	782,000	63,763
	Financial Street Holdings Co. Ltd., Class A	51,600	32,790
	Financial Street Property Co. Ltd., Class H	13,000	3,495
	FinVolution Group, ADR	14,215	61,693
	First Capital Securities Co. Ltd., Class A	38,800	29,594
	First Tractor Co. Ltd., Class H	64,000	25,740
	Focus Media Information Technology Co. Ltd., Class A	229,800	141,408
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	30,231	247,771
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	11,400	12,698
*	Founder Holdings Ltd.	332,000	14,813
	Founder Securities Co. Ltd., Class A	49,800	43,250
	Foxconn Industrial Internet Co. Ltd., Class A	109,100	122,773
#	FriendTimes, Inc.	212,000	27,857
#	Fu Shou Yuan International Group Ltd.	344,000	171,856
*	Fuan Pharmaceutical Group Co. Ltd., Class A	25,500	12,676
	Fujian Boss Software Development Co. Ltd., Class A	12,450	37,875
	Fujian Funeng Co. Ltd., Class A	31,700	46,572
	Fujian Longking Co. Ltd., Class A	16,500	32,048
	Fujian Star-net Communication Co. Ltd., Class A	7,000	20,366
#*	Fullshare Holdings Ltd.	4,777,500	60,189
	Fulongma Group Co. Ltd., Class A	8,100	9,784
	Fulu Holdings Ltd.	15,000	7,839
	Fusen Pharmaceutical Co. Ltd.	56,000	6,749
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	114,800	411,409
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	6,200	30,083
#Ω	Ganfeng Lithium Group Co. Ltd., Class H	53,960	364,965
*	Ganglong China Property Group Ltd.	18,000	4,698
	Gansu Shangfeng Cement Co. Ltd., Class A	30,240	41,537
	Gaona Aero Material Co. Ltd., Class A	3,900	28,587
	G-bits Network Technology Xiamen Co. Ltd., Class A	3,300	115,341
	GCL Energy Technology Co. Ltd.	44,100	82,286
	GCL New Energy Holdings Ltd.	133,800	9,034
*	GCL System Integration Technology Co. Ltd., Class A	33,300	14,929
*	GDS Holdings Ltd., ADR	8,073	69,670
*	GDS Holdings Ltd., Class A	145,500	162,400
	Geely Automobile Holdings Ltd.	1,009,000	1,085,867
	GEM Co. Ltd., Class A	42,600	43,436

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Gemdale Corp., Class A	39,100	$42,086
	Gemdale Properties & Investment Corp. Ltd.	1,780,000	97,529
Ω	Genertec Universal Medical Group Co. Ltd.	245,000	102,412
*	Genimous Technology Co. Ltd., Class A	36,800	27,762
	Getein Biotech, Inc., Class A	9,212	16,700
	GF Securities Co. Ltd., Class H	273,400	278,159
	Giant Network Group Co. Ltd., Class A	48,600	51,643
	GigaDevice Semiconductor, Inc., Class A	6,660	75,272
	Ginlong Technologies Co. Ltd., Class A	3,750	96,154
	Glarun Technology Co. Ltd., Class A	17,900	35,643
*	Glorious Property Holdings Ltd.	323,000	4,568
*	Glory Health Industry Ltd.	222,000	7,953
#*	Glory Sun Financial Group Ltd.	1,876,000	4,307
	GoerTek, Inc., Class A	28,700	85,198
	Goke Microelectronics Co. Ltd., Class A	4,100	42,450
	Goldcard Smart Group Co. Ltd.	5,100	6,831
	GoldenHome Living Co. Ltd., Class A	3,640	12,453
	Goldenmax International Group Ltd., Class A	29,400	32,126
	Goldlion Holdings Ltd.	56,000	7,994
	Goldpac Group Ltd.	147,000	23,759
#*	GOME Retail Holdings Ltd.	804,000	13,117
*	Goodbaby International Holdings Ltd.	121,000	7,717
*	Gosuncn Technology Group Co. Ltd., Class A	25,200	11,372
	Gotion High-tech Co. Ltd., Class A	10,400	43,000
*	Grand Baoxin Auto Group Ltd.	327,500	15,297
*	Grand Industrial Holding Group Co. Ltd.	8,200	9,341
	Grand Pharmaceutical Group Ltd., Class L	297,000	127,085
	Grandblue Environment Co. Ltd., Class A	10,000	24,567
*	Grandjoy Holdings Group Co. Ltd., Class A	70,700	30,557
	Great Wall Motor Co. Ltd., Class H	175,500	191,716
*	Greattown Holdings Ltd., Class A	55,700	24,018
	Greatview Aseptic Packaging Co. Ltd.	325,000	45,547
	Gree Electric Appliances, Inc. of Zhuhai, Class A	27,017	106,395
	Gree Real Estate Co. Ltd., Class A	23,500	18,068
*	Greenland Holdings Corp. Ltd., Class A	15,823	5,697
	Greenland Hong Kong Holdings Ltd.	234,000	12,066
	Greentown China Holdings Ltd.	407,000	388,307
Ω	Greentown Management Holdings Co. Ltd.	200,000	114,496
#	Greentown Service Group Co. Ltd.	452,000	184,936
	GRG Banking Equipment Co. Ltd., Class A	51,100	65,983
	Guangdong Advertising Group Co. Ltd., Class A	52,400	30,127
	Guangdong Aofei Data Technology Co. Ltd., Class A	13,386	17,116
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	25,200	35,931
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,700	17,992
	Guangdong Dongpeng Holdings Co. Ltd.	14,700	14,045
	Guangdong Dowstone Technology Co., Ltd., Class A	16,800	32,973
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	15,200	14,339
	Guangdong Haid Group Co. Ltd., Class A	9,000	71,259
	Guangdong HEC Technology Holding Co. Ltd., Class A	49,200	62,709
	Guangdong Hongda Holdings Group Co. Ltd., Class A	11,200	41,901
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	21,600	11,428
	Guangdong Investment Ltd.	666,000	419,897
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	5,900	64,181
	Guangdong Provincial Expressway Development Co. Ltd., Class A	48,600	46,812
	Guangdong South New Media Co. Ltd., Class A	3,000	13,094
	Guangdong Tapai Group Co. Ltd., Class A	20,900	19,338
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	18,700	41,011
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	14,700	42,819

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Guangshen Railway Co. Ltd., Class H	192,000	$24,981
	Guangxi Liugong Machinery Co. Ltd., Class A	58,800	47,051
	Guangxi LiuYao Group Co. Ltd., Class A	9,500	23,357
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	46,200	17,174
	Guangzhou Automobile Group Co. Ltd., Class H	138,800	84,585
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	31,500	60,045
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	64,000	142,777
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	1,900	16,447
	Guangzhou GRG Metrology & Test Co. Ltd., Class A	3,900	9,140
	Guangzhou Haige Communications Group, Inc. Co., Class A	38,900	45,123
	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	22,900	21,237
	Guangzhou KDT Machinery Co. Ltd., Class A	8,400	17,591
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	18,300	189,003
	Guangzhou Restaurant Group Co. Ltd., Class A	12,136	33,876
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	7,000	62,415
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	21,680	126,323
	Guangzhou Wondfo Biotech Co. Ltd., Class A	11,115	45,973
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	45,642	34,893
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	10,900	9,678
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	18,700	17,051
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	62,500	44,185
*	Guocheng Mining Co. Ltd., Class A	19,900	43,208
	Guomai Technologies, Inc., Class A	11,900	12,924
	Guosen Securities Co. Ltd., Class A	27,640	32,719
Ω	Guotai Junan Securities Co. Ltd., Class H	55,400	55,970
	Guoyuan Securities Co. Ltd., Class A	61,810	52,952
	H World Group Ltd.	107,400	293,007
#*Ω	Haichang Ocean Park Holdings Ltd.	255,000	225,816
	Haier Smart Home Co. Ltd., Class A	36,800	105,031
	Haier Smart Home Co. Ltd., Class H	557,199	1,394,661
*	Hainan Development Holdings Nanhai Co. Ltd., Class A	24,400	32,825
*	Hainan Meilan International Airport Co. Ltd., Class H	32,000	49,700
	Hainan Poly Pharm Co. Ltd., Class A	3,200	11,604
*	Hainan Ruize New Building Material Co. Ltd., Class A	24,800	9,270
	Haitian International Holdings Ltd.	188,000	376,406
	Haitong Securities Co. Ltd., Class H	872,000	426,258
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	346,000	20,951
*	Hand Enterprise Solutions Co. Ltd., Class A	25,700	31,588
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	17,400	45,886
	Hangcha Group Co. Ltd., Class A	23,148	52,144
	Hangjin Technology Co. Ltd., Class A	24,100	96,730
	Hangxiao Steel Structure Co. Ltd., Class A	31,000	16,633
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	47,100	57,829
*	Hangzhou Century Co. Ltd., Class A	16,300	9,661
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,083	25,293
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	8,000	21,912
	Hangzhou Haoyue Personal Care Co., Ltd., Class A	4,200	23,928
	Hangzhou Lion Electronics Co. Ltd., Class A	2,400	14,123
	Hangzhou Onechance Tech Corp., Class A	4,960	19,307
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	15,900	91,622
	Hangzhou Robam Appliances Co. Ltd., Class A	18,000	50,585
	Hangzhou Silan Microelectronics Co. Ltd., Class A	15,600	67,310
	Hangzhou Tigermed Consulting Co. Ltd., Class A	1,100	12,570
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	31,700	215,289
	Han’s Laser Technology Industry Group Co. Ltd., Class A	12,900	44,914
Ω	Hansoh Pharmaceutical Group Co. Ltd.	120,000	185,506
	Haohua Chemical Science & Technology Co. Ltd., Class A	3,450	20,294
*Ω	Harbin Bank Co. Ltd., Class H	201,000	6,787
	Harbin Boshi Automation Co. Ltd., Class A	11,300	23,697

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Harbin Electric Co. Ltd., Class H	160,000	$54,021
	HBIS Resources Co. Ltd., Class A	30,300	39,093
	Health & Happiness H&H International Holdings Ltd.	100,500	94,756
*	Healthcare Co., Ltd., Class A	5,800	7,363
	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	21,900	17,346
*	Hebei Construction Group Corp. Ltd., Class H	143,000	12,009
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	19,000	55,376
	Hefei Meiya Optoelectronic Technology, Inc., Class A	19,630	63,911
	Hefei Urban Construction Development Co. Ltd., Class A	10,300	8,790
	Heilongjiang Agriculture Co. Ltd., Class A	9,900	18,732
#	Hello Group, Inc., Sponsored ADR	56,708	266,528
	Henan Lingrui Pharmaceutical Co., Class A	21,600	42,770
	Henan Pinggao Electric Co. Ltd., Class A	29,800	29,301
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,520	16,553
*	Henan Yicheng New Energy Co. Ltd., Class A	45,700	31,091
	Henan Yuguang Gold & Lead Co. Ltd., Class A	27,100	18,023
	Henan Zhongyuan Expressway Co. Ltd., Class A	41,000	14,940
	Henderson Investment Ltd.	369,000	11,759
*	Hengdeli Holdings Ltd.	372,000	11,595
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	23,359	56,779
	Hengli Petrochemical Co. Ltd., Class A	59,100	124,535
	Hengtong Optic-electric Co. Ltd., Class A	24,400	65,277
	Hengyi Petrochemical Co. Ltd., Class A	56,134	51,628
	Hesteel Co. Ltd., Class A	100,275	29,798
	Hexing Electrical Co. Ltd., Class A	10,500	25,257
*	Hi Sun Technology China Ltd.	693,000	66,790
*	Hilong Holding Ltd.	330,000	10,017
	Hisense Home Appliances Group Co. Ltd., Class H	103,000	85,220
	Hithink RoyalFlush Information Network Co. Ltd., Class A	2,800	32,735
	Homeland Interactive Technology Ltd.	104,000	19,607
*	Hongda Xingye Co. Ltd., Class A	35,600	16,019
	Hongfa Technology Co. Ltd., Class A	14,980	70,618
*	Honghua Group Ltd.	1,048,000	26,031
*	Hongli Zhihui Group Co. Ltd., Class A	10,900	10,852
*††Ω	Honworld Group Ltd.	22,500	1,650
Ω	Hope Education Group Co. Ltd.	660,000	40,775
*	Hopefluent Group Holdings Ltd.	70,000	9,851
#	Hopson Development Holdings Ltd.	225,060	180,427
	Huaan Securities Co. Ltd., Class A	67,080	40,558
	Huadong Medicine Co. Ltd., Class A	26,200	147,409
	Huafon Chemical Co. Ltd., Class A	111,602	102,005
*	Huafon Microfibre Shanghai Technology Co. Ltd.	44,308	22,808
	Huafu Fashion Co. Ltd., Class A	29,500	12,235
	Huagong Tech Co. Ltd., Class A	13,600	31,354
	Hualan Biological Engineering, Inc., Class A	18,900	45,987
*	Huanxi Media Group Ltd.	270,000	30,983
	Huapont Life Sciences Co. Ltd., Class A	52,633	37,903
Ω	Huatai Securities Co. Ltd., Class H	198,000	193,893
	Huaxi Holdings Co. Ltd.	40,000	6,069
	Huaxi Securities Co. Ltd., Class A	35,340	35,639
	Huaxia Bank Co. Ltd., Class A	61,108	40,145
	Huayu Automotive Systems Co. Ltd., Class A	38,200	87,808
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	119,200	47,062
	Hubei Dinglong Co. Ltd., Class A	7,100	20,469
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	2,850	26,308
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	15,600	69,724
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	21,900	85,026
	Huishang Bank Corp. Ltd., Class H	60,000	18,668
	Huizhou Desay Sv Automotive Co. Ltd., Class A	3,300	46,869

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Humanwell Healthcare Group Co. Ltd., Class A	23,200	$63,877
	Hunan Aihua Group Co. Ltd., Class A	8,100	26,835
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	41,200	17,934
	Hunan Gold Corp. Ltd., Class A	17,500	31,755
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	27,900	17,952
	Hunan Valin Steel Co. Ltd., Class A	78,100	42,836
	Hundsun Technologies, Inc., Class A	6,757	38,696
#*	HUYA, Inc., ADR	32,142	60,106
#*Ω	Hygeia Healthcare Holdings Co. Ltd.	51,400	222,611
*	Hytera Communications Corp. Ltd., Class A	32,700	23,627
*	HyUnion Holding Co. Ltd., Class A	18,400	19,369
*	IAT Automobile Technology Co. Ltd., Class A	12,200	19,319
*	IBO Technology Co. Ltd.	32,000	7,986
*Ω	iDreamSky Technology Holdings Ltd.	169,600	63,823
	Iflytek Co. Ltd., Class A	11,350	54,624
	IKD Co. Ltd., Class A	5,600	14,552
*	I-Mab, Sponsored ADR	902	3,346
Ω	IMAX China Holding, Inc.	28,200	16,228
	Imeik Technology Development Co. Ltd., Class A	1,300	75,091
	Industrial & Commercial Bank of China Ltd., Class H	10,547,000	4,579,142
	Industrial Bank Co. Ltd., Class A	86,200	177,812
*	Industrial Securities Co. Ltd., Class A	161,057	120,679
	Infore Environment Technology Group Co. Ltd., Class A	78,200	50,006
*Ω	Ingdan, Inc.	144,000	23,303
	Ingenic Semiconductor Co. Ltd., Class A	1,600	14,896
*	Inkeverse Group Ltd.	336,000	33,827
	Inmyshow Digital Technology Group Co. Ltd., Class A	18,200	14,995
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	123,200	29,744
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	17,800	14,040
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	48,377	167,625
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	68,100	60,244
	Inspur Electronic Information Industry Co. Ltd., Class A	15,900	50,187
*	Inspur International Ltd.	202,000	42,940
*	Inspur Software Co. Ltd., Class A	8,100	15,842
	Intco Medical Technology Co. Ltd., Class A	20,700	60,416
#*	iQIYI, Inc., ADR	113,478	229,226
	IReader Technology Co. Ltd., Class A	11,800	23,123
*	IRICO Group New Energy Co. Ltd., Class H	3,700	3,326
	IVD Medical Holding Ltd.	192,000	50,097
	JA Solar Technology Co. Ltd., Class A	16,300	139,967
*Ω	Jacobio Pharmaceuticals Group Co. Ltd.	28,500	12,577
	Jade Bird Fire Co. Ltd., Class A	5,600	19,131
	Jafron Biomedical Co. Ltd., Class A	15,200	66,053
	Jason Furniture Hangzhou Co. Ltd., Class A	9,570	39,693
	JCET Group Co. Ltd., Class A	45,200	149,333
*Ω	JD Health International, Inc.	49,900	273,755
	JD.com, Inc., ADR	21,679	808,410
	JD.com, Inc., Class A	72,928	1,328,056
*	Jiajiayue Group Co. Ltd., Class A	9,900	13,048
	Jiangling Motors Corp. Ltd., Class A	11,000	21,387
*	Jiangnan Group Ltd.	1,124,000	29,365
	Jiangsu Azure Corp., Class A	25,600	52,594
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	21,200	20,363
	Jiangsu Eastern Shenghong Co. Ltd., Class A	34,100	57,510
#	Jiangsu Expressway Co. Ltd., Class H	336,000	236,995
	Jiangsu GoodWe Power Supply Technology Co. Ltd., Class A	832	38,271
	Jiangsu Guotai International Group Co. Ltd., Class A	53,000	58,768
*	Jiangsu Guoxin Corp., Ltd., Class A	21,400	16,891
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	13,075	98,857

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Hengrui Medicine Co. Ltd., Class A	22,568	$124,567
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	16,640	22,878
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	13,800	27,471
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	36,600	18,637
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	14,744	37,511
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,600	22,659
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	13,600	69,732
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	49,500	34,190
	Jiangsu Linyang Energy Co. Ltd., Class A	23,500	23,810
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	9,100	40,813
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	25,900	71,775
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	12,000	20,748
	Jiangsu Shagang Co. Ltd., Class A	11,400	6,079
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	34,300	55,378
	Jiangsu Sopo Chemical Co., Class A	20,200	22,428
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	5,600	100,423
	Jiangsu Yangnong Chemical Co. Ltd., Class A	4,600	58,253
	Jiangsu Yoke Technology Co. Ltd., Class A	2,900	23,354
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	14,892	66,394
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	30,000	18,296
	Jiangsu Zhongtian Technology Co. Ltd., Class A	20,700	62,407
	Jiangxi Bank Co. Ltd., Class H	23,500	2,517
	Jiangxi Copper Co. Ltd., Class H	399,000	436,012
	Jiangxi Wannianqing Cement Co. Ltd., Class A	9,700	10,478
	Jiangzhong Pharmaceutical Co. Ltd., Class A	13,100	27,242
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	42,300	29,281
*	Jiayin Group, Inc., ADR	4,274	10,215
	Jiayou International Logistics Co. Ltd., Class A	9,646	27,814
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	27,061	51,295
	Jinchuan Group International Resources Co. Ltd.	1,448,000	95,906
	Jinduicheng Molybdenum Co. Ltd., Class A	31,100	35,725
	Jingjin Equipment, Inc., Class A	4,900	20,823
*††	Jingrui Holdings Ltd.	251,000	14,149
*	Jinlei Technology Co. Ltd., Class A	2,800	18,178
*	Jinmao Property Services Co. Ltd.	21,540	6,596
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	35,700	16,553
	Jinyu Bio-Technology Co. Ltd., Class A	15,300	17,404
	Jinyuan EP Co. Ltd., Class A	18,600	33,599
	JiuGui Liquor Co. Ltd., Class A	3,900	54,614
	Jiuzhitang Co. Ltd., Class A	17,600	20,942
	JL Mag Rare-Earth Co. Ltd., Class A	5,440	23,087
	JNBY Design Ltd.	86,500	68,130
	Joinn Laboratories China Co. Ltd., Class A	7,060	55,392
	Jointown Pharmaceutical Group Co. Ltd., Class A	37,900	65,340
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	14,500	53,976
*	Joy City Property Ltd.	552,000	14,292
#*	Joy Spreader Group, Inc.	205,000	37,067
	Joyoung Co. Ltd., Class A	9,850	19,632
#	JOYY, Inc., ADR	17,009	429,137
#Ω	JS Global Lifestyle Co. Ltd.	419,000	337,511
	JSTI Group, Class A	47,100	37,191
*	Jutal Offshore Oil Services Ltd.	236,000	14,114
*Ω	JW Cayman Therapeutics Co. Ltd.	76,500	27,290
	JY Grandmark Holdings Ltd.	59,000	9,311
*	Kaiser China Cultural Co. Ltd., Class A	27,100	16,687
*	Kaishan Group Co. Ltd., Class A	12,100	27,748
*Ω	Kangda International Environmental Co. Ltd.	68,000	5,112
	Kangji Medical Holdings Ltd.	77,000	62,193
#*	Kanzhun Ltd.	6,300	68,859

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	KBC Corp. Ltd., Class A	2,324	$78,650
	Kehua Data Co. Ltd., Class A	7,300	42,761
	KingClean Electric Co. Ltd., Class A	7,480	33,628
	Kingfa Sci & Tech Co. Ltd., Class A	48,900	64,990
	Kingsoft Corp. Ltd.	267,800	810,936
*	Ko Yo Chemical Group Ltd.	972,000	22,046
	Konfoong Materials International Co. Ltd., Class A	2,900	35,018
	Konka Group Co. Ltd., Class A	20,600	13,751
	KPC Pharmaceuticals, Inc., Class A	15,500	33,391
*	Kuang-Chi Technologies Co. Ltd., Class A	8,100	19,232
	Kunlun Energy Co. Ltd.	202,000	120,729
	Kunlun Tech Co. Ltd., Class A	42,175	75,374
	Kunming Yunnei Power Co. Ltd., Class A	44,500	16,198
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	12,200	11,724
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	4,600	9,081
	Kweichow Moutai Co. Ltd., Class A	10,700	1,983,287
	KWG Group Holdings Ltd.	513,000	49,644
	KWG Living Group Holdings Ltd.	268,500	25,286
*	Lakala Payment Co. Ltd., Class A	24,200	48,682
	Lao Feng Xiang Co. Ltd., Class A	11,000	57,937
	Laobaixing Pharmacy Chain JSC, Class A	14,990	72,257
*	Launch Tech Co. Ltd., Class H	20,500	6,079
	Lee & Man Chemical Co. Ltd.	84,000	53,267
	Lee & Man Paper Manufacturing Ltd.	168,000	50,933
	Lee’s Pharmaceutical Holdings Ltd.	56,000	9,851
Ω	Legend Holdings Corp., Class H	231,000	194,170
	Lenovo Group Ltd.	4,002,000	3,198,429
	Lens Technology Co. Ltd., Class A	46,400	63,495
*	Leo Group Co. Ltd., Class A	195,937	46,060
	Lepu Medical Technology Beijing Co. Ltd., Class A	35,900	124,467
*	LexinFintech Holdings Ltd., ADR	26,615	36,196
	Leyard Optoelectronic Co. Ltd., Class A	55,500	42,916
#*	Li Auto, Inc., ADR	29,401	400,442
	Li Ning Co. Ltd.	614,000	3,176,172
	Lianhe Chemical Technology Co. Ltd., Class A	21,900	56,299
	Liao Ning Oxiranchem, Inc., Class A	11,800	13,006
	Liaoning Cheng Da Co. Ltd., Class A	19,200	32,404
	Liaoning Port Co. Ltd., Class H	236,000	17,739
	Lier Chemical Co. Ltd., Class A	23,400	58,444
*	Lifetech Scientific Corp.	956,000	299,996
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	31,200	11,019
*	Lingyi iTech Guangdong Co., Class A	58,400	37,878
	LK Technology Holdings Ltd.	90,999	82,383
	Logan Group Co. Ltd.	10,000	406
	Loncin Motor Co. Ltd., Class A	22,800	16,177
	Long Yuan Construction Group Co. Ltd., Class A	42,900	31,815
Ω	Longfor Group Holdings Ltd.	374,000	476,545
	Longhua Technology Group Luoyang Co. Ltd., Class A	21,000	19,953
	Longshine Technology Group Co. Ltd., Class A	15,600	55,186
	Lonking Holdings Ltd.	620,000	85,298
	Luenmei Quantum Co. Ltd., Class A	46,100	39,390
	Luolai Lifestyle Technology Co. Ltd., Class A	22,700	29,283
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	17,700	18,575
#*	Luoyang Glass Co. Ltd., Class H	48,000	43,299
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	6,400	61,444
	Lushang Health Industry Development Co. Ltd., Class A	15,200	13,591
	Luxi Chemical Group Co. Ltd., Class A	60,500	94,389
	Luxshare Precision Industry Co. Ltd., Class A	47,354	184,244
#*Ω	Luye Pharma Group Ltd.	353,500	85,934

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Luzhou Laojiao Co. Ltd., Class A	11,809	$253,313
*	LVGEM China Real Estate Investment Co. Ltd.	90,000	8,602
	Maanshan Iron & Steel Co. Ltd., Class H	164,000	26,311
	Maccura Biotechnology Co. Ltd., Class A	9,800	26,198
	Mango Excellent Media Co. Ltd., Class A	35,705	107,643
#*Ω	Maoyan Entertainment	146,400	85,380
	Maxscend Microelectronics Co., Ltd., Class A	4,900	62,016
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	7,100	22,277
*	Meilleure Health International Industry Group Ltd.	594,000	19,687
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	92,600	54,208
#*Ω	Meitu, Inc.	971,000	84,078
*Ω	Meituan, Class B	228,200	3,653,604
	Metallurgical Corp. of China Ltd., Class H	768,000	122,291
	M-Grass Ecology & Environment Group Co. Ltd., Class A	48,300	20,778
*	Mianyang Fulin Precision Co. Ltd., Class A	7,000	13,522
	Midea Group Co. Ltd., Class A	64,900	357,525
Ω	Midea Real Estate Holding Ltd.	124,600	87,066
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	2,100	33,087
	Ming Yang Smart Energy Group Ltd., Class A	43,800	149,917
#	Ming Yuan Cloud Group Holdings Ltd.	160,000	73,693
	Minmetals Land Ltd.	296,000	16,764
Ω	Minsheng Education Group Co. Ltd.	120,000	6,568
	MLS Co. Ltd., Class A	25,996	29,747
*	MMG Ltd.	1,120,000	220,849
	Monalisa Group Co. Ltd., Class A	8,100	13,845
	Montage Technology Co. Ltd., Class A	4,975	38,561
*	Montnets Cloud Technology Group Co. Ltd., Class A	11,200	17,328
*Ω	Mulsanne Group Holding Ltd.	50,000	25,223
*	Myhome Real Estate Development Group Co. Ltd., Class A	38,000	6,668
	MYS Group Co. Ltd., Class A	30,100	14,250
	NanJi E-Commerce Co. Ltd., Class A	47,354	28,961
	Nanjing Hanrui Cobalt Co. Ltd., Class A	10,200	56,069
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	37,877	84,581
*	Nanjing Sample Technology Co. Ltd., Class H	64,000	23,571
	Nanjing Securities Co. Ltd., Class A	35,800	38,931
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	9,200	10,530
	Nanjing Yunhai Special Metals Co. Ltd., Class A	12,100	31,391
	Nantong Jianghai Capacitor Co. Ltd., Class A	11,400	39,575
	NARI Technology Co. Ltd., Class A	52,104	174,995
*	National Silicon Industry Group Co. Ltd., Class A	13,684	38,123
	NAURA Technology Group Co. Ltd., Class A	1,000	36,307
	NavInfo Co. Ltd., Class A	24,900	40,509
	NetDragon Websoft Holdings Ltd.	106,500	178,827
	NetEase, Inc., ADR	30,627	1,703,474
	NetEase, Inc.	97,300	1,079,568
	Netjoy Holdings Ltd.	45,000	5,159
	New China Life Insurance Co. Ltd., Class H	364,200	578,377
*	New Sparkle Roll International Group Ltd.	416,000	3,550
	Newland Digital Technology Co. Ltd., Class A	26,800	50,622
#	Nexteer Automotive Group Ltd.	159,000	86,058
	Nine Dragons Paper Holdings Ltd.	39,000	23,114
	Ninestar Corp., Class A	6,000	47,102
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	8,400	32,528
	Ningbo Huaxiang Electronic Co. Ltd., Class A	8,076	15,714
*	Ningbo Joyson Electronic Corp., Class A	23,700	49,879
	Ningbo Orient Wires & Cables Co. Ltd., Class A	6,800	71,779
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	4,313	46,724
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	18,100	34,167
	Ningbo Tuopu Group Co. Ltd., Class A	5,800	51,537

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ningbo Xusheng Auto Technology Co. Ltd., Class A	6,160	$29,028
	Ningbo Zhoushan Port Co. Ltd., Class A	99,800	47,493
	Ningxia Baofeng Energy Group Co. Ltd., Class A	73,100	114,974
#*	NIO, Inc., ADR	66,847	646,411
*	Niu Technologies, Sponsored ADR	8,367	21,922
*	Noah Holdings Ltd., Sponsored ADR	9,063	118,907
	Norinco International Cooperation Ltd., Class A	24,310	26,076
	North Huajin Chemical Industries Co. Ltd., Class A	46,290	42,594
	North Industries Group Red Arrow Co. Ltd., Class A	4,700	13,268
	Northeast Securities Co. Ltd., Class A	48,600	42,319
	Northking Information Technology Co. Ltd., Class A	6,100	28,560
	NSFOCUS Technologies Group Co. Ltd., Class A	10,900	16,881
*	NVC International Holdings Ltd.	569,000	6,978
	Ocean’s King Lighting Science & Technology Co. Ltd., Class A	10,000	11,387
*	Oceanwide Holdings Co. Ltd., Class A	44,300	6,863
*	Offcn Education Technology Co. Ltd., Class A	30,700	18,357
	Offshore Oil Engineering Co. Ltd., Class A	149,959	96,552
*	OFILM Group Co. Ltd., Class A	18,500	11,883
	Olympic Circuit Technology Co. Ltd., Class C	10,400	23,887
	Oppein Home Group, Inc., Class A	3,700	41,328
	Opple Lighting Co. Ltd., Class A	18,600	40,103
	ORG Technology Co. Ltd., Class A	78,900	51,307
*	Orient Group, Inc., Class A	53,900	18,499
Ω	Orient Securities Co. Ltd., Class H	150,400	56,126
	Oriental Energy Co. Ltd., Class A	55,000	61,996
	Oriental Pearl Group Co. Ltd., Class A	21,500	17,798
*	Ourpalm Co. Ltd., Class A	86,800	34,791
	Ovctek China, Inc., Class A	7,560	30,780
*	Overseas Chinese Town Asia Holdings Ltd.	64,000	6,520
	Pacific Online Ltd.	58,000	5,909
*	Pacific Securities Co. Ltd., Class A	76,500	26,573
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	10,300	25,658
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	68,600	42,568
	PAX Global Technology Ltd.	251,000	197,266
	PCI Technology Group Co. Ltd., Class A	53,100	41,365
*Ω	Peijia Medical Ltd.	37,000	30,651
	People.cn Co. Ltd., Class A	20,700	27,082
	People’s Insurance Co. Group of China Ltd. , Class H	1,248,000	344,897
	Perfect World Co. Ltd., Class A	37,500	58,498
Ω	Pharmaron Beijing Co. Ltd., Class H	32,700	110,258
	PhiChem Corp., Class A	4,500	10,515
*	Phoenix Media Investment Holdings Ltd.	112,000	4,137
	PICC Property & Casualty Co. Ltd., Class H	2,005,000	1,849,234
*	Pinduoduo, Inc., ADR	22,738	1,246,725
	Ping An Bank Co. Ltd., Class A	145,000	205,834
#*Ω	Ping An Healthcare & Technology Co. Ltd.	114,900	212,521
	Ping An Insurance Group Co. of China Ltd., Class H	1,134,000	4,539,845
	Poly Developments & Holdings Group Co. Ltd., Class A	69,200	131,486
	Poly Property Group Co. Ltd.	588,362	92,192
#	Poly Property Services Co. Ltd., Class H	57,600	213,057
#Ω	Postal Savings Bank of China Co. Ltd., Class H	1,037,000	480,919
	Pou Sheng International Holdings Ltd.	548,000	27,603
	Power Construction Corp. of China Ltd., Class A	110,299	106,584
	Proya Cosmetics Co. Ltd., Class A	4,580	104,938
*	Pujiang International Group Ltd.	28,000	7,666
*	PW Medtech Group Ltd.	171,000	14,316
*	Q Technology Group Co. Ltd.	127,000	50,144
	Qianhe Condiment & Food Co. Ltd., Class A	13,104	28,084
	Qingdao East Steel Tower Stock Co. Ltd., Class A	34,800	38,232

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	10,300	$19,067
	Qingdao Gon Technology Co. Ltd., Class A	8,200	28,964
	Qingdao Haier Biomedical Co. Ltd., Class A	1,896	20,047
	Qingdao Hanhe Cable Co. Ltd., Class A	69,900	47,477
Ω	Qingdao Port International Co. Ltd., Class H	49,000	20,546
	Qingdao Rural Commercial Bank Corp., Class A	91,100	34,592
	Qingdao Sentury Tire Co. Ltd., Class A	3,900	13,881
	Qingdao TGOOD Electric Co. Ltd., Class A	13,000	26,739
	Qingling Motors Co. Ltd., Class H	198,000	22,233
*	Qudian, Inc., Sponsored ADR	26,628	22,101
	Quectel Wireless Solutions Co. Ltd., Class A	3,100	43,786
#	Radiance Holdings Group Co. Ltd.	166,000	68,575
	Rainbow Digital Commercial Co. Ltd., Class A	13,600	9,320
*	Raisecom Technology Co. Ltd., Class A	8,200	7,968
	Raytron Technology Co. Ltd., Class A	3,725	24,322
	Realcan Pharmaceutical Group Co. Ltd., Class A	55,200	31,648
#*Ω	Redco Properties Group Ltd.	274,000	58,282
*	Redsun Properties Group Ltd.	242,000	13,920
*Ω	Remegen Co. Ltd., Class H	13,000	81,808
	Renhe Pharmacy Co. Ltd., Class A	50,100	43,422
	Renrui Human Resources Technology Holdings Ltd.	38,600	24,486
	Rianlon Corp., Class A	2,700	22,811
	Richinfo Technology Co. Ltd., Class A	12,500	32,874
*	Risen Energy Co. Ltd., Class A	9,900	33,535
*	RiseSun Real Estate Development Co. Ltd., Class A	85,700	23,549
	Riyue Heavy Industry Co. Ltd., Class A	12,800	38,835
	Road King Infrastructure Ltd.	72,000	20,552
	Rockchip Electronics Co. Ltd., Class A	2,100	18,837
	Rongsheng Petrochemical Co. Ltd., Class A	93,400	137,229
*	Roshow Technology Co., Ltd., Class A	10,196	14,428
	Runjian Co. Ltd., Class A	4,700	23,942
	Sai Micro Electronics, Inc., Class A	7,700	18,303
	SAIC Motor Corp. Ltd., Class A	46,200	87,213
	Sailun Group Co. Ltd., Class A	18,200	21,679
	Sanan Optoelectronics Co. Ltd., Class A	12,800	30,331
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	30,600	14,949
	Sangfor Technologies, Inc., Class A	2,900	50,054
	Sanquan Food Co. Ltd., Class A	18,800	36,250
	Sansure Biotech, Inc., Class A	5,033	17,595
	Sany Heavy Equipment International Holdings Co. Ltd.	337,000	276,356
	Sany Heavy Industry Co. Ltd., Class A	42,650	79,143
	Satellite Chemical Co. Ltd., Class A	61,703	105,001
*	Saurer Intelligent Technology Co. Ltd., Class A	14,600	5,803
	Sealand Securities Co. Ltd., Class A	99,400	44,325
*	Seazen Group Ltd.	534,285	85,824
*	Seazen Holdings Co. Ltd., Class A	34,226	61,954
	SF Holding Co. Ltd., Class A	38,524	255,178
	SG Micro Corp., Class A	4,200	86,323
	Shaan Xi Provincial Natural Gas Co. Ltd., Class A	21,800	22,601
	Shaanxi Construction Machinery Co. Ltd., Class A	30,400	18,811
	Shandong Bohui Paper Industrial Co. Ltd., Class A	37,730	33,767
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	23,600	62,135
Ω	Shandong Gold Mining Co. Ltd., Class H	252,750	401,726
	Shandong Head Group Co. Ltd., Class A	3,200	10,507
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	17,100	59,385
	Shandong Hi-speed Co. Ltd., Class A	19,400	14,606
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	24,900	23,898
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	37,070	133,175
	Shandong Humon Smelting Co. Ltd., Class A	34,600	43,976

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	5,000	$16,387
	Shandong Linglong Tyre Co. Ltd., Class A	8,500	19,115
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	69,200	22,049
	Shandong Nanshan Aluminum Co. Ltd., Class A	61,600	26,061
	Shandong New Beiyang Information Technology Co. Ltd., Class A	14,800	15,587
	Shandong Pharmaceutical Glass Co. Ltd., Class A	11,600	43,886
	Shandong Publishing & Media Co. Ltd., Class A	13,900	11,315
	Shandong Sun Paper Industry JSC Ltd., Class A	24,500	35,283
#	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	706,800	973,819
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	32,000	15,430
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	109,100	30,970
	Shanghai AJ Group Co. Ltd., Class A	29,600	21,111
	Shanghai AtHub Co. Ltd., Class A	5,400	19,289
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	13,004	54,420
	Shanghai Baolong Automotive Corp., Class A	3,300	18,727
	Shanghai Baosight Software Co. Ltd., Class A	17,238	100,372
	Shanghai Belling Co. Ltd., Class A	9,900	24,656
	Shanghai Bright Power Semiconductor Co. Ltd., Class A	1,016	14,083
	Shanghai Construction Group Co. Ltd., Class A	141,200	49,751
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	73,000	9,399
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	13,589	19,032
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	47,000	118,687
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	68,000	294,121
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	82,000	26,954
	Shanghai Fullhan Microelectronics Co., Ltd., Class A	4,000	28,427
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	8,820	23,676
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	7,900	28,849
#Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	6,300	21,121
	Shanghai Industrial Development Co. Ltd., Class A	26,600	10,706
	Shanghai Industrial Holdings Ltd.	118,000	115,147
	Shanghai Industrial Urban Development Group Ltd.	504,600	28,583
*	Shanghai International Airport Co. Ltd., Class A	4,600	33,660
	Shanghai International Port Group Co. Ltd., Class A	65,900	46,740
	Shanghai Jahwa United Co. Ltd., Class A	9,800	37,378
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	11,800	16,376
*Ω	Shanghai Junshi Biosciences Co. Ltd., Class H	11,000	38,420
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	6,400	21,890
	Shanghai Kinetic Medical Co. Ltd., Class A	17,000	18,373
	Shanghai Liangxin Electrical Co. Ltd., Class A	11,100	17,136
	Shanghai Lingang Holdings Corp. Ltd., Class A	21,840	34,346
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	19,648	24,572
	Shanghai M&G Stationery, Inc., Class A	14,300	79,124
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	21,300	33,345
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	788	24,142
	Shanghai Moons’ Electric Co. Ltd., Class A	4,100	15,533
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	241,800	327,702
	Shanghai Pudong Construction Co. Ltd., Class A	22,700	20,831
	Shanghai Pudong Development Bank Co. Ltd., Class A	79,600	72,552
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	12,880	88,164
	Shanghai RAAS Blood Products Co. Ltd., Class A	72,100	53,713
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	14,400	17,793
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	7,600	31,978
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	20,394
	Shanghai Tunnel Engineering Co. Ltd., Class A	46,400	33,123
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	29,509	46,487
	Shanghai Wanye Enterprises Co. Ltd., Class A	18,100	46,611
	Shanghai Weaver Network Co. Ltd., Class A	2,160	14,896
	Shanghai Yaoji Technology Co. Ltd., Class A	6,900	12,573
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	72,600	62,454

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	22,100	$34,093
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	33,900	23,218
	Shanxi Coking Co. Ltd., Class A	28,340	20,850
	Shanxi Securities Co. Ltd., Class A	47,230	33,431
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	59,400	32,278
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	9,440	301,113
	Shanying International Holding Co. Ltd., Class A	99,600	31,699
	Shede Spirits Co. Ltd., Class A	5,100	81,828
*	Shengda Resources Co. Ltd., Class A	21,100	27,886
	Shenghe Resources Holding Co. Ltd., Class A	37,000	67,946
*Ω	Shengjing Bank Co. Ltd., Class H	59,000	45,379
	Shenguan Holdings Group Ltd.	330,000	10,932
	Shengyi Technology Co. Ltd., Class A	25,500	48,540
	Shennan Circuits Co. Ltd., Class A	7,100	73,119
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	515,200	84,016
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	1,500	21,525
	Shenzhen Agricultural Products Group Co. Ltd., Class A	23,800	16,720
	Shenzhen Airport Co. Ltd., Class A	45,500	39,392
	Shenzhen Aisidi Co. Ltd., Class A	15,700	21,500
*	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	28,900	17,988
	Shenzhen Capchem Technology Co. Ltd., Class A	10,880	53,945
	Shenzhen Cereals Holdings Co. Ltd., Class A	18,500	17,465
	Shenzhen Changhong Technology Co. Ltd., Class A	3,800	9,912
*	Shenzhen Comix Group Co. Ltd., Class A	12,300	11,949
*	Shenzhen Das Intellitech Co. Ltd., Class A	35,800	15,963
	Shenzhen Desay Battery Technology Co., Class A	12,580	85,851
	Shenzhen Dynanonic Co. Ltd., Class A	2,320	82,145
	Shenzhen Ellassay Fashion Co. Ltd., Class A	10,300	11,719
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	16,680	26,981
	Shenzhen Expressway Corp. Ltd., Class H	172,000	123,478
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	26,000	41,938
	Shenzhen Fine Made Electronics Group Co. Ltd., Class A	1,600	8,933
	Shenzhen Gas Corp. Ltd., Class A	37,900	33,949
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,100	13,573
	Shenzhen Goodix Technology Co. Ltd., Class A	4,800	31,993
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	15,200	30,803
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	11,600	22,603
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	37,000	23,187
	Shenzhen Huaqiang Industry Co. Ltd., Class A	17,300	25,804
	Shenzhen Inovance Technology Co. Ltd., Class A	15,750	144,299
	Shenzhen International Holdings Ltd.	540,351	363,473
	Shenzhen Investment Ltd.	899,174	122,512
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	9,900	10,506
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	33,600	19,300
	Shenzhen Kaifa Technology Co. Ltd., Class A	31,600	49,564
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	13,120	56,002
	Shenzhen Kedali Industry Co. Ltd., Class A	4,600	57,942
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	14,400	23,613
	Shenzhen Kinwong Electronic Co. Ltd., Class A	19,200	53,569
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	4,100	28,144
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	6,400	6,812
	Shenzhen Leaguer Co. Ltd., Class A	35,800	38,186
	Shenzhen Megmeet Electrical Co. Ltd., Class A	4,000	13,918
	Shenzhen Microgate Technology Co. Ltd., Class A	14,300	15,790
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	15,600	697,359
*	Shenzhen MTC Co. Ltd., Class A	40,800	19,327
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	114,900	51,854
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	60,900	25,303
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	61,900	35,748

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	8,100	$34,380
	Shenzhen SC New Energy Technology Corp., Class A	2,245	41,893
*	Shenzhen SDG Information Co. Ltd., Class A	16,700	14,547
	Shenzhen SED Industry Co. Ltd., Class A	11,000	32,064
	Shenzhen Senior Technology Material Co. Ltd., Class A	6,293	15,984
	Shenzhen Sunline Tech Co. Ltd., Class A	14,400	26,309
	Shenzhen Sunlord Electronics Co. Ltd., Class A	10,900	32,020
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	3,800	18,579
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	12,000	17,512
	Shenzhen Sunway Communication Co. Ltd., Class A	19,700	45,331
	Shenzhen Tagen Group Co. Ltd., Class A	33,700	23,746
	Shenzhen Topband Co. Ltd., Class A	11,100	17,130
	Shenzhen Transsion Holdings Co. Ltd., Class A	14,475	123,724
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	28,300	24,889
*	Shenzhen World Union Group, Inc., Class A	32,800	11,259
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	25,000	15,633
	Shenzhen Yinghe Technology Co. Ltd., Class A	9,100	24,855
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	13,700	15,891
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	19,700	87,939
	Shenzhen Zhenye Group Co. Ltd., Class A	27,200	13,670
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	52,300	27,623
	Shenzhou International Group Holdings Ltd.	234,700	1,629,521
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	22,200	19,082
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	28,557	119,004
	Shinghwa Advanced Material Group Co. Ltd., Class A	4,900	65,237
	Shinva Medical Instrument Co. Ltd., Class A	9,200	34,658
*	Shouhang High-Tech Energy Co. Ltd., Class A	53,900	26,476
	Sichuan Chuantou Energy Co. Ltd., Class A	47,100	71,345
*	Sichuan Development Lomon Co. Ltd., Class A	58,200	88,802
#	Sichuan Expressway Co. Ltd., Class H	234,000	48,315
*	Sichuan Haite High-tech Co. Ltd., Class A	14,200	17,407
	Sichuan Hebang Biotechnology Co. Ltd., Class A	209,500	82,912
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	8,320	19,839
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	19,800	67,310
*	Sichuan Lutianhua Co. Ltd., Class A	55,100	34,181
*	Sichuan New Energy Power Co., Ltd.	34,900	90,168
	Sichuan Road & Bridge Group Co. Ltd., Class A	117,100	180,908
	Sichuan Shuangma Cement Co. Ltd., Class A	7,800	21,579
	Sichuan Swellfun Co. Ltd., Class A	8,100	62,990
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	7,400	17,022
	Sichuan Yahua Industrial Group Co. Ltd., Class A	24,500	89,953
	Sieyuan Electric Co. Ltd., Class A	11,400	52,349
*	SIM Technology Group Ltd.	262,000	9,338
Ω	Simcere Pharmaceutical Group Ltd.	95,000	105,426
	Sino Biopharmaceutical Ltd.	3,285,000	1,593,999
	Sino Wealth Electronic Ltd., Class A	9,519	40,747
	Sinocare, Inc., Class A	3,700	19,060
	Sinochem International Corp., Class A	21,000	19,915
	Sinofert Holdings Ltd.	694,000	68,919
	Sinofibers Technology Co. Ltd., Class A	2,800	21,219
	Sinolink Securities Co. Ltd., Class A	30,800	33,374
*	Sinolink Worldwide Holdings Ltd.	604,800	12,743
	Sinoma International Engineering Co., Class A	57,400	67,358
	Sinoma Science & Technology Co. Ltd., Class A	56,200	138,051
	Sinomach Automobile Co. Ltd., Class A	29,500	30,621
	Sino-Ocean Group Holding Ltd.	1,025,000	67,970
	Sinopec Engineering Group Co. Ltd., Class H	478,500	171,104
*	Sinopec Oilfield Service Corp., Class H	1,106,000	66,208
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	528,000	69,262

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinopharm Group Co. Ltd., Class H	770,400	$1,461,535
	Sino-Platinum Metals Co. Ltd., Class A	8,060	16,573
	Sinoseal Holding Co. Ltd., Class A	3,600	20,827
	Sinosoft Co. Ltd., Class A	15,500	65,841
*	Sinosoft Technology Group Ltd.	151,000	6,259
	Sinosteel Engineering & Technology Co. Ltd., Class A	43,400	31,173
	Sinotrans Ltd., Class H	879,000	214,039
	Sinotruk Hong Kong Ltd.	195,000	173,841
*	Skshu Paint Co. Ltd., Class A	1,540	18,387
	Skyworth Digital Co. Ltd., Class A	13,300	27,175
	Skyworth Group Ltd.	418,336	153,450
	Sobute New Materials Co. Ltd.	9,500	19,088
*	Sohu.com Ltd., ADR	606	8,581
*	Solargiga Energy Holdings Ltd.	489,000	14,512
	Songcheng Performance Development Co. Ltd., Class A	14,900	23,536
	SooChow Securities Co. Ltd., Class A	58,240	52,352
	Southwest Securities Co. Ltd., Class A	97,700	49,623
*	SPT Energy Group, Inc.	156,000	3,811
	SSY Group Ltd.	354,000	146,599
	State Grid Information & Communication Co. Ltd., Class A	17,400	35,745
*	STO Express Co. Ltd., Class A	19,000	29,215
*	Strawbear Entertainment Group	29,000	4,469
	Sumavision Technologies Co. Ltd., Class A	21,300	14,477
	Sun Art Retail Group Ltd.	290,500	46,218
*	Sun King Technology Group Ltd.	240,000	42,453
	Sun-Create Electronics Co. Ltd., Class A	2,080	8,329
	Sunflower Pharmaceutical Group Co. Ltd., Class A	14,494	45,890
	Sunfly Intelligent Technology Co. Ltd., Class A	11,000	14,245
	Sungrow Power Supply Co. Ltd., Class A	5,500	98,816
	Suning Universal Co. Ltd., Class A	52,000	21,550
*	Suning.com Co. Ltd., Class A	101,900	24,128
	Sunny Optical Technology Group Co. Ltd.	184,700	1,600,609
	Sunresin New Materials Co. Ltd., Class A	5,250	55,034
*	Sunward Intelligent Equipment Co. Ltd., Class A	21,300	17,930
	Sunwoda Electronic Co. Ltd., Class A	13,100	41,773
	Suofeiya Home Collection Co. Ltd., Class A	12,600	24,150
	Suplet Power Co. Ltd., Class A	3,360	24,234
	Suzhou Anjie Technology Co. Ltd., Class A	15,000	26,584
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	26,400	91,411
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	71,600	43,241
	Suzhou Good-Ark Electronics Co. Ltd., Class A	10,100	17,593
	Suzhou Maxwell Technologies Co. Ltd., Class A	560	36,847
	Suzhou Secote Precision Electronic Co. Ltd., Class A	3,500	17,606
	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	8,900	75,598
	Suzhou TFC Optical Communication Co. Ltd., Class A	4,464	17,294
	SY Holdings Group Ltd.	40,000	27,668
	Symphony Holdings Ltd.	330,000	36,555
	Taiji Computer Corp. Ltd., Class A	10,439	38,685
*	Tangrenshen Group Co. Ltd., Class A	16,600	16,062
	TangShan Port Group Co. Ltd., Class A	109,000	37,530
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	63,350	49,484
	Tansun Technology Co. Ltd., Class A	12,000	23,734
	Tasly Pharmaceutical Group Co. Ltd., Class A	10,200	15,534
	TCL Electronics Holdings Ltd.	270,000	103,157
	TCL Technology Group Corp., Class A	264,100	141,851
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	11,700	63,432
	Telling Telecommunication Holding Co. Ltd., Class A	25,400	30,831
	Ten Pao Group Holdings Ltd.	140,000	22,317
	Tencent Holdings Ltd.	639,900	16,814,507

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Tencent Music Entertainment Group, ADR	189,378	$683,655
	Tenfu Cayman Holdings Co. Ltd.	46,000	28,706
	Three Squirrels, Inc., Class A	6,800	15,778
	Three’s Co. Media Group Co. Ltd., Class A	2,957	28,240
	Thunder Software Technology Co. Ltd., Class A	3,800	51,473
	Tian An China Investment Co. Ltd.	112,000	52,515
	Tian Di Science & Technology Co. Ltd., Class A	57,500	38,656
Ω	Tian Ge Interactive Holdings Ltd.	182,000	13,495
#	Tian Lun Gas Holdings Ltd.	55,500	19,866
*††	Tian Shan Development Holding Ltd.	76,000	14,305
	Tiande Chemical Holdings Ltd.	244,000	60,523
	Tiangong International Co. Ltd.	344,000	95,495
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	18,300	98,700
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	67,200	65,060
	Tianjin Development Holdings Ltd.	60,000	9,703
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	8,300	31,506
	Tianjin Port Development Holdings Ltd.	304,000	18,211
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	8,200	22,562
	Tianjin Teda Co. Ltd., Class A	32,700	17,348
#	Tianneng Power International Ltd.	184,000	177,038
	Tianshan Aluminum Group Co. Ltd., Class A	30,600	26,211
	Tianshui Huatian Technology Co. Ltd., Class A	72,400	87,450
*††	Tianyun International Holdings Ltd.	50,000	7,309
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	3,600	18,368
*	Tibet Summit Resources Co. Ltd., Class A	20,200	57,960
	Tibet Tianlu Co. Ltd., Class A	19,000	11,624
*	Tibet Water Resources Ltd.	29,000	1,535
	Tingyi Cayman Islands Holding Corp.	374,000	584,599
	Titan Wind Energy Suzhou Co. Ltd., Class A	36,100	58,193
	TK Group Holdings Ltd.	30,000	6,181
	Tofflon Science & Technology Group Co. Ltd., Class A	16,700	64,787
	Toly Bread Co. Ltd., Class A	24,108	37,264
	Tomson Group Ltd.	188,000	32,556
	Tong Ren Tang Technologies Co. Ltd., Class H	77,000	39,513
*	Tongcheng Travel Holdings Ltd.	299,600	467,654
*	Tongdao Liepin Group	45,000	39,147
*	TongFu Microelectronics Co. Ltd., Class A	28,600	73,819
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	34,200	41,429
	Tongkun Group Co. Ltd., Class A	47,000	78,202
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,100	25,173
	Tongling Nonferrous Metals Group Co. Ltd., Class A	191,400	66,262
	Tongwei Co. Ltd., Class A	19,700	117,793
	Tongyu Heavy Industry Co. Ltd., Class A	50,700	17,611
*	Topchoice Medical Corp., Class A	4,462	75,162
	Topsec Technologies Group, Inc., Class A	16,700	25,802
Ω	Topsports International Holdings Ltd.	1,004,000	506,254
	Towngas Smart Energy Co. Ltd.	359,551	125,931
*	TPV Technology Co. Ltd., Class A	94,800	26,876
	Transfar Zhilian Co. Ltd., Class A	97,500	66,103
	TravelSky Technology Ltd., Class H	185,000	269,015
*	Trigiant Group Ltd.	272,000	12,099
	Trina Solar Co. Ltd., Class A	8,180	74,653
*	Trip.com Group Ltd., ADR	60,706	1,373,777
*	Trip.com Group Ltd.	1,800	40,432
	TRS Information Technology Corp. Ltd., Class A	14,400	23,472
	Truly International Holdings Ltd.	488,000	59,641
	Tsingtao Brewery Co. Ltd., Class H	124,000	868,135
*	Tuniu Corp., Sponsored ADR	11,396	7,863
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	17,100	7,410

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	UE Furniture Co. Ltd., Class A	9,400	$13,326
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,719	151,401
	Unilumin Group Co. Ltd., Class A	14,600	12,102
	Uni-President China Holdings Ltd.	221,000	163,213
	Unisplendour Corp. Ltd., Class A	37,180	87,477
	United Strength Power Holdings Ltd.	12,000	15,820
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	22,300	53,299
	Valiant Co. Ltd., Class A	29,200	55,565
	VanJee Technology Co. Ltd., Class A	3,300	9,112
	Vats Liquor Chain Store Management JSC Ltd., Class A	4,200	12,581
	Vatti Corp. Ltd., Class A	13,600	10,571
*Ω	Venus MedTech Hangzhou, Inc., Class H	69,000	84,986
	Victory Giant Technology Huizhou Co. Ltd., Class A	15,300	28,192
*	Vipshop Holdings Ltd., ADR	171,914	1,198,241
	Visual China Group Co. Ltd., Class A	15,800	21,965
*Ω	Viva Biotech Holdings	371,000	56,224
	Walvax Biotechnology Co. Ltd., Class A	7,800	41,202
*	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	13,000	17,267
	Wangfujing Group Co. Ltd., Class A	14,600	40,443
	Wangneng Environment Co. Ltd., Class A	8,600	21,413
	Wangsu Science & Technology Co. Ltd., Class A	71,000	52,521
	Wanguo International Mining Group Ltd.	98,000	24,122
	Want Want China Holdings Ltd.	902,000	592,510
	Wanxiang Qianchao Co. Ltd., Class A	55,900	38,044
	Wasion Holdings Ltd.	134,000	35,481
*	Weibo Corp., Sponsored ADR	27,567	312,058
*	Weibo Corp., Class A	760	8,735
	Weichai Power Co. Ltd., Class H	888,000	850,563
	Weifu High-Technology Group Co. Ltd., Class A	15,600	36,797
	Weihai Guangwei Composites Co. Ltd., Class A	9,200	97,876
#*Ω	Weimob, Inc.	62,000	21,796
	Weiqiao Textile Co., Class H	154,000	21,399
	Western Securities Co. Ltd., Class A	66,300	54,318
	Western Superconducting Technologies Co. Ltd., Class A	4,661	74,487
	Westone Information Industry, Inc., Class A	8,300	41,393
	Wharf Holdings Ltd.	177,000	506,839
	Will Semiconductor Co. Ltd., Class A	10,087	101,663
*	WiMi Hologram Cloud, Inc., ADR	20,966	20,947
	Wingtech Technology Co. Ltd., Class A	14,800	97,076
	Winning Health Technology Group Co. Ltd., Class A	40,800	54,252
	Wolong Electric Group Co. Ltd., Class A	33,300	56,799
	Wuchan Zhongda Group Co. Ltd., Class A	75,600	43,248
	Wuhan DR Laser Technology Corp. Ltd., Class A	960	21,370
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	10,000	13,105
	Wuhan Guide Infrared Co. Ltd., Class A	32,620	52,040
*	Wuhan P&S Information Technology Co. Ltd., Class A	21,500	12,857
*	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	4,387	17,183
	Wuhu Token Science Co. Ltd., Class A	37,700	32,328
	Wuliangye Yibin Co. Ltd., Class A	30,812	564,744
#	Wuling Motors Holdings Ltd.	140,000	11,405
	WUS Printed Circuit Kunshan Co. Ltd., Class A	32,890	49,028
	Wushang Group Co. Ltd., Class A	18,700	24,214
Ω	WuXi AppTec Co. Ltd., Class H	29,800	239,182
*Ω	Wuxi Biologics Cayman, Inc.	145,500	654,698
	Wuxi Boton Technology Co. Ltd., Class A	5,900	10,803
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	2,580	17,738
	Wuxi NCE Power Co. Ltd., Class A	3,160	35,191
	Wuxi Shangji Automation Co. Ltd., Class A	5,040	84,717
	Wuxi Taiji Industry Co. Ltd., Class A	38,600	28,337

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	XCMG Construction Machinery Co. Ltd., Class A	108,600	$68,960
*	XGD, Inc., Class A	12,100	22,817
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	72,500	37,420
	Xiamen C & D, Inc., Class A	36,700	60,377
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	10,483	11,742
	Xiamen Faratronic Co. Ltd., Class A	2,700	65,365
	Xiamen International Airport Co. Ltd., Class A	8,200	16,176
	Xiamen Intretech, Inc., Class A	16,990	40,172
	Xiamen ITG Group Corp. Ltd., Class A	57,300	48,909
	Xiamen Kingdomway Group Co., Class A	13,000	29,969
	Xiamen Tungsten Co. Ltd., Class A	26,000	71,555
	Xiamen Xiangyu Co. Ltd., Class A	74,206	100,567
	Xi’an Triangle Defense Co. Ltd., Class A	5,400	34,596
#*Ω	Xiaomi Corp., Class B	2,584,200	2,902,244
	Xilinmen Furniture Co. Ltd., Class A	8,000	24,278
*	Xinchen China Power Holdings Ltd.	83,000	2,911
	Xinfengming Group Co. Ltd., Class A	35,700	39,756
	Xingda International Holdings Ltd.	208,000	40,302
	Xingfa Aluminium Holdings Ltd.	41,000	36,168
*	Xinhu Zhongbao Co. Ltd., Class A	112,500	38,646
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	134,000	80,948
	Xinhuanet Co. Ltd., Class A	8,200	17,098
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	253,756	219,881
	Xinte Energy Co. Ltd., Class H	120,400	234,888
	Xinxiang Chemical Fiber Co. Ltd., Class A	28,900	12,276
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	38,700	58,593
	Xinyi Energy Holdings Ltd.	627,839	159,915
	Xinzhi Group Co. Ltd., Class A	11,200	21,233
	Xtep International Holdings Ltd.	535,059	490,421
	Xuji Electric Co. Ltd., Class A	14,800	36,112
*	Xunlei Ltd., ADR	19,606	19,451
Ω	Yadea Group Holdings Ltd.	420,000	641,290
*	YaGuang Technology Group Co. Ltd., Class A	20,400	17,327
*	Yanchang Petroleum International Ltd.	1,010,000	5,273
	Yangling Metron New Material, Inc., Class A	3,120	21,227
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	32,000	67,689
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	10,400	73,171
	Yankershop Food Co. Ltd., Class A	2,300	27,624
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,800	25,246
	Yantai China Pet Foods Co. Ltd., Class A	5,400	14,591
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	10,300	24,536
	Yantai Eddie Precision Machinery Co. Ltd., Class A	11,480	22,359
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	16,000	65,983
*	YanTai Shuangta Food Co. Ltd., Class A	9,300	6,906
	Yantai Zhenghai Bio-tech Co. Ltd.	3,450	19,493
*	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	21,600	36,386
*	Yeahka Ltd.	13,200	30,094
	Yealink Network Technology Corp. Ltd., Class A	9,123	86,343
	Yeebo International Holdings Ltd.	42,000	15,253
	YGSOFT, Inc., Class A	21,500	19,640
	Yibin Tianyuan Group Co. Ltd., Class A	33,800	31,452
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	112,800	62,501
*	Yifan Pharmaceutical Co. Ltd., Class A	27,900	41,788
	Yifeng Pharmacy Chain Co. Ltd., Class A	13,120	100,977
	Yihai International Holding Ltd.	159,000	262,022
	Yijiahe Technology Co. Ltd., Class A	2,520	12,066
*	Yincheng International Holding Co. Ltd.	84,000	14,774
	Yintai Gold Co. Ltd., Class A	63,100	124,256
*	Yiren Digital Ltd., Sponsored ADR	6,427	5,187

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*Ω	Yixin Group Ltd.	278,000	$21,939
	Yixintang Pharmaceutical Group Co. Ltd., Class A	15,400	58,610
	YongXing Special Materials Technology Co. Ltd., Class A	2,200	35,147
	Yonyou Network Technology Co. Ltd., Class A	21,400	71,897
	Yotrio Group Co. Ltd., Class A	40,700	18,470
	Youngor Group Co. Ltd., Class A	66,900	54,847
*	Youngy Co., Ltd., Class A	2,500	37,875
*	Youzu Interactive Co. Ltd., Class A	21,100	22,416
	YTO Express Group Co. Ltd., Class A	33,000	85,390
*	Yuan Heng Gas Holdings Ltd.	828,000	41,665
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	9,500	18,882
	Yuexiu Property Co. Ltd.	418,800	357,385
	Yuexiu Transport Infrastructure Ltd.	334,000	130,734
	Yunda Holding Co. Ltd., Class A	45,580	82,533
	Yunnan Aluminium Co. Ltd., Class A	38,100	47,928
	Yunnan Baiyao Group Co. Ltd., Class A	12,780	95,602
	Yunnan Copper Co. Ltd., Class A	58,500	88,350
	Yunnan Energy New Material Co. Ltd., Class A	6,600	133,851
	Yunnan Tin Co. Ltd., Class A	41,800	65,327
	Yusys Technologies Co. Ltd., Class A	7,040	16,792
	Yutong Bus Co. Ltd., Class A	28,600	27,843
	ZBOM Home Collection Co. Ltd., Class A	4,004	11,460
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,829	119,686
#*	Zhaojin Mining Industry Co. Ltd., Class H	297,000	244,709
	Zhefu Holding Group Co. Ltd., Class A	151,200	81,232
*	Zhejiang Century Huatong Group Co. Ltd., Class A	98,920	50,197
	Zhejiang China Commodities City Group Co. Ltd., Class A	26,500	15,227
	Zhejiang Chint Electrics Co. Ltd., Class A	24,300	84,778
	Zhejiang Communications Technology Co. Ltd.	54,700	38,679
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	29,000	16,638
	Zhejiang Crystal-Optech Co. Ltd., Class A	25,900	42,860
	Zhejiang Dahua Technology Co. Ltd., Class A	40,802	64,768
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,100	43,795
	Zhejiang Expressway Co. Ltd., Class H	432,000	267,814
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	9,000	18,028
	Zhejiang Hailiang Co. Ltd., Class A	26,100	41,467
	Zhejiang HangKe Technology, Inc. Co., Class A	3,944	27,082
	Zhejiang Hangmin Co. Ltd., Class A	16,190	15,663
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	16,500	15,134
	Zhejiang Huace Film & Television Co. Ltd., Class A	61,800	35,577
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	19,700	53,997
	Zhejiang Huayou Cobalt Co. Ltd., Class A	9,620	71,943
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	47,700	55,279
	Zhejiang Jianfeng Group Co. Ltd., Class A	8,900	13,476
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	5,300	16,305
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	8,700	85,154
*	Zhejiang Jingu Co. Ltd., Class A	22,000	18,876
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	25,560	46,131
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	126,500	52,765
	Zhejiang Juhua Co. Ltd., Class A	25,600	55,139
	Zhejiang Longsheng Group Co. Ltd., Class A	59,300	73,466
	Zhejiang Medicine Co. Ltd., Class A	18,416	28,863
	Zhejiang Meida Industrial Co. Ltd., Class A	24,300	33,489
*	Zhejiang Narada Power Source Co. Ltd., Class A	11,200	28,172
	Zhejiang NHU Co. Ltd., Class A	32,148	78,904
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	60,970	30,543
	Zhejiang Runtu Co. Ltd., Class A	42,100	42,284
	Zhejiang Semir Garment Co. Ltd., Class A	59,400	36,525
	Zhejiang Southeast Space Frame Co. Ltd., Class A	17,900	15,994

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	3,360	$8,024
	Zhejiang Supor Co. Ltd., Class A	3,700	20,312
	Zhejiang Tiantie Industry Co. Ltd., Class A	13,353	19,250
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	2,880	9,139
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	25,500	23,512
*	Zhejiang Wanliyang Co. Ltd., Class A	15,300	15,776
	Zhejiang Wanma Co. Ltd., Class A	19,100	23,707
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	8,080	20,924
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	13,100	31,276
	Zhejiang Windey Co. Ltd., Class A	5,700	14,067
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	8,100	52,192
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	15,411	21,755
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	25,500	52,272
	Zhejiang Yankon Group Co. Ltd., Class A	35,700	15,234
	Zhejiang Yasha Decoration Co. Ltd., Class A	23,500	13,804
	Zhejiang Yinlun Machinery Co. Ltd., Class A	13,500	22,837
	Zhejiang Yongtai Technology Co. Ltd., Class A	29,500	88,558
	Zhende Medical Co. Ltd., Class A	3,600	22,883
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	61,800	52,984
	Zheshang Securities Co. Ltd., Class A	20,000	27,931
*	Zhong An Group Ltd.	859,000	20,205
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	203,900	380,087
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	47,000	16,387
	Zhongji Innolight Co. Ltd., Class A	9,600	38,551
	Zhongjin Gold Corp. Ltd., Class A	29,400	30,037
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	65,800	48,797
	Zhongshan Public Utilities Group Co. Ltd., Class A	19,200	17,078
	Zhongsheng Group Holdings Ltd.	313,500	1,189,829
*	Zhongtian Financial Group Co. Ltd., Class A	191,400	36,752
	Zhongyu Energy Holdings Ltd.	215,000	160,007
*Ω	Zhongyuan Bank Co. Ltd., Class H	126,000	9,639
*	Zhuguang Holdings Group Co. Ltd.	486,000	39,688
	Zhuhai Huafa Properties Co. Ltd., Class A	41,600	48,762
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	20,400	21,241
	Zhuzhou CRRC Times Electric Co. Ltd.	109,700	475,934
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	8,700	52,888
	Zhuzhou Kibing Group Co. Ltd., Class A	61,100	65,828
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	75,600	70,672
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	440,200	141,864
	ZTE Corp., Class H	265,800	474,146
	ZTO Express Cayman, Inc., ADR	21,952	370,769
#	ZTO Express Cayman, Inc.	9,200	156,530

TOTAL CHINA			211,236,553

COLOMBIA — (0.1%)
*	BAC Holding International Corp.	1,005,290	39,998
	Banco de Bogota SA	5,102	26,859
	Bancolombia SA, Sponsored ADR	6,765	171,628
	Bancolombia SA	16,045	115,332
	Celsia SA ESP	100,195	56,298
	Grupo Aval Acciones y Valores SA, ADR	3,200	7,104
	Grupo de Inversiones Suramericana SA	6,691	53,935
	Grupo Energia Bogota SA ESP	332,653	110,935
	Interconexion Electrica SA ESP	50,215	195,929
	Mineros SA	33,064	11,247
	Promigas SA ESP	33,754	29,730

TOTAL COLOMBIA			818,995

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CZECH REPUBLIC — (0.0%)
	Komercni Banka AS	6,548	$187,537

EGYPT — (0.0%)
	Commercial International Bank Egypt SAE, GDR	170,550	216,599

GREECE — (0.4%)
*	Alpha Services & Holdings SA	181,767	168,333
	Athens Water Supply & Sewage Co. SA	8,519	60,659
	Autohellas Tourist & Trading SA	5,765	64,436
	Bank of Greece	4,212	67,228
	ElvalHalcor SA	12,789	18,102
	Entersoft SA Software Development & Related Services Co.	4,811	17,026
	Epsilon Net SA	4,305	22,804
*	Eurobank Ergasias Services & Holdings SA, Class A	252,111	248,885
	Fourlis Holdings SA	19,090	49,982
	Galaxy Cosmos Mezz PLC	6,732	1,087
	GEK Terna Holding Real Estate Construction SA	9,800	93,291
	Hellenic Energy Holdings SA	16,601	113,492
	Hellenic Telecommunications Organization SA	12,522	196,652
	Holding Co. ADMIE IPTO SA	22,438	37,162
	Intracom Holdings SA	12,803	20,506
	JUMBO SA	24,099	342,292
	Kri-Kri Milk Industry SA	1,715	9,126
*	LAMDA Development SA	16,824	101,932
	Motor Oil Hellas Corinth Refineries SA	22,274	382,823
	OPAP SA	32,368	396,610
*	Piraeus Financial Holdings SA	70,658	87,107
	Piraeus Port Authority SA	1,629	25,833
	Quest Holdings SA	11,337	45,203
	Sarantis SA	5,551	34,797
	Sunrisemezz PLC	10,094	817
	Terna Energy SA	18,752	348,491
	Thrace Plastics Holding & Co.	3,797	14,169

TOTAL GREECE			2,968,845

HONG KONG — (0.0%)
*	Realord Group Holdings Ltd.	60,000	70,396
*	Tongda Group Holdings Ltd.	1,470,000	13,858

TOTAL HONG KONG			84,254

HUNGARY — (0.1%)
#	4iG Nyrt	5,746	9,576
	Magyar Telekom Telecommunications PLC	87,782	63,033
*	Opus Global Nyrt	12,230	3,512
	OTP Bank Nyrt	14,716	321,042
	Richter Gedeon Nyrt	27,806	550,023

TOTAL HUNGARY			947,186

INDIA — (18.3%)
*	3i Infotech Ltd.	27,570	14,590
	63 Moons Technologies Ltd.	2,665	5,103
	Aarti Drugs Ltd.	11,200	64,984
	Aarti Industries Ltd.	20,172	170,044
	Aarti Pharmalabs Ltd.	5,043	23,102
*	Aavas Financiers Ltd.	6,676	162,730
	ABB India Ltd.	5,794	214,157
	Abbott India Ltd.	126	29,166
	Action Construction Equipment Ltd.	15,331	57,319

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Adani Green Energy Ltd.	32,174	$819,643
	Adani Total Gas Ltd.	34,129	1,501,914
	ADF Foods Ltd.	2,521	21,663
*	Aditya Birla Capital Ltd.	158,154	222,983
	Advanced Enzyme Technologies Ltd.	11,626	39,944
	Aegis Logistics Ltd.	66,892	251,516
	AGI Greenpac Ltd.	11,277	45,053
	Agro Tech Foods Ltd.	1,250	11,629
	Ahluwalia Contracts India Ltd.	5,052	26,693
	AIA Engineering Ltd.	8,120	265,205
	Ajanta Pharma Ltd.	11,271	174,921
	Akzo Nobel India Ltd.	3,525	90,784
	Alembic Ltd.	14,547	12,426
	Alembic Pharmaceuticals Ltd.	15,441	102,658
	Alkem Laboratories Ltd.	7,590	289,427
	Alkyl Amines Chemicals	3,087	110,481
	Allcargo Logistics Ltd.	19,487	101,902
*	Alok Industries Ltd.	246,045	45,995
	Amara Raja Batteries Ltd.	25,834	159,523
*	Amber Enterprises India Ltd.	1,893	47,318
	Anant Raj Ltd.	23,144	31,871
	Andhra Paper Ltd.	1,894	11,297
	Andhra Sugars Ltd.	37,543	64,022
	Angel One Ltd.	9,660	186,861
	Apar Industries Ltd.	5,951	107,852
	Apcotex Industries Ltd.	12,056	71,448
	APL Apollo Tubes Ltd.	34,467	449,737
	Apollo Hospitals Enterprise Ltd.	26,043	1,419,687
	Aptech Ltd.	3,134	12,213
*	Arvind Fashions Ltd.	12,622	56,357
*	Arvind SmartSpaces Ltd.	4,403	13,318
	Asahi India Glass Ltd.	11,563	86,331
	Ashiana Housing Ltd.	10,397	19,875
	Ashok Leyland Ltd.	184,340	341,358
*	Ashoka Buildcon Ltd.	41,864	37,472
	Asian Paints Ltd.	70,718	2,664,868
	Astec Lifesciences Ltd.	2,598	67,971
*Ω	Aster DM Healthcare Ltd.	44,244	132,358
	Astra Microwave Products Ltd.	13,392	49,183
	Astral Ltd.	21,958	540,806
	AstraZeneca Pharma India Ltd.	1,043	41,581
	Atul Ltd.	3,579	365,709
Ω	AU Small Finance Bank Ltd.	50,210	357,947
	Aurobindo Pharma Ltd.	83,995	545,007
	Avanti Feeds Ltd.	12,745	68,010
*Ω	Avenue Supermarts Ltd.	10,854	567,297
	Bajaj Auto Ltd.	11,520	512,098
	Bajaj Consumer Care Ltd.	42,509	81,855
	Bajaj Electricals Ltd.	1,299	18,338
	Bajaj Finance Ltd.	25,221	2,180,683
	Bajaj Finserv Ltd.	29,010	591,977
*	Bajaj Hindusthan Sugar Ltd.	143,434	17,865
	Bajaj Holdings & Investment Ltd.	5,613	451,132
	Balaji Amines Ltd.	3,279	120,056
	Balkrishna Industries Ltd.	13,588	322,933
	Balmer Lawrie & Co. Ltd.	17,962	24,601
	Balrampur Chini Mills Ltd.	18,911	72,404
*Ω	Bandhan Bank Ltd.	123,893	359,050
	Bank of Baroda	151,061	269,974

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Bank of India	138,098	$100,415
	Bank of Maharashtra	149,303	36,807
	Bannari Amman Sugars Ltd.	451	15,278
	BASF India Ltd.	5,960	206,863
	Bata India Ltd.	11,128	244,993
	Bayer CropScience Ltd.	3,635	204,964
	BEML Ltd.	5,776	109,886
	BEML Ltd.	5,776	26,163
	Berger Paints India Ltd.	71,552	507,797
*	BF Utilities Ltd.	4,960	23,409
	Bhansali Engineering Polymers Ltd.	16,497	21,792
	Bharat Bijlee Ltd.	943	27,395
	Bharat Electronics Ltd.	1,121,525	1,450,736
	Bharat Heavy Electricals Ltd.	224,965	201,166
	Bharat Petroleum Corp. Ltd.	289,206	1,061,753
	Bharat Rasayan Ltd.	482	63,940
	Bharti Airtel Ltd.	149,195	1,500,423
	Biocon Ltd.	48,566	158,948
	Birlasoft Ltd.	51,493	168,692
*	Black Box Ltd.	12,809	24,671
	Bliss Gvs Pharma Ltd.	4,620	4,231
	Blue Dart Express Ltd.	1,255	115,205
	Blue Star Ltd.	15,114	225,833
	Bodal Chemicals Ltd.	17,752	17,345
	Bombay Burmah Trading Co.	886	9,372
*	Bombay Dyeing & Manufacturing Co. Ltd.	33,514	32,990
*	Borosil Ltd.	2,664	13,514
*	Borosil Renewables Ltd.	15,947	108,572
	Bosch Ltd.	591	117,665
	Brigade Enterprises Ltd.	19,977	120,826
	Brightcom Group Ltd.	116,655	46,431
	Britannia Industries Ltd.	16,319	742,464
*	Camlin Fine Sciences Ltd.	29,561	56,486
	Can Fin Homes Ltd.	19,559	123,793
	Canara Bank	85,487	300,719
*	Capacit’e Infraprojects Ltd.	4,149	8,011
	Caplin Point Laboratories Ltd.	6,971	61,075
	Carborundum Universal Ltd.	36,299	373,929
	Castrol India Ltd.	161,343	243,744
	CCL Products India Ltd.	21,543	130,836
	Central Depository Services India Ltd.	13,535	200,702
	Century Enka Ltd.	1,684	8,634
	Century Plyboards India Ltd.	30,803	223,795
	Century Textiles & Industries Ltd.	13,989	144,492
	Cera Sanitaryware Ltd.	1,370	91,643
*	CG Power & Industrial Solutions Ltd.	160,639	505,436
	Chambal Fertilisers & Chemicals Ltd.	46,780	184,914
	Chennai Petroleum Corp. Ltd.	11,761	29,610
	Cholamandalam Financial Holdings Ltd.	23,458	178,151
	Cholamandalam Investment & Finance Co. Ltd.	110,394	950,448
	Cigniti Technologies Ltd.	3,948	29,653
	Cipla Ltd.	65,947	930,921
	City Union Bank Ltd.	103,344	231,963
*	Clariant Chemicals India Ltd.	4,039	20,179
Ω	Cochin Shipyard Ltd.	13,630	88,325
	Coforge Ltd.	11,293	519,290
	Colgate-Palmolive India Ltd.	51,372	1,013,243
	Computer Age Management Services Ltd.	9,520	293,434
	Container Corp. of India Ltd.	52,932	509,765

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Coromandel International Ltd.	39,444	$458,373
	Cosmo First Ltd.	4,481	39,709
*	CreditAccess Grameen Ltd.	12,386	146,085
	CRISIL Ltd.	4,599	166,636
*	CSB Bank Ltd.	7,936	21,807
	Cummins India Ltd.	26,531	431,557
	Cyient Ltd.	15,057	136,488
*	D B Realty Ltd.	22,351	27,626
	Dabur India Ltd.	93,664	629,907
	Dalmia Bharat Sugar & Industries Ltd.	3,997	15,319
	DCM Shriram Ltd.	10,173	128,627
	DCW Ltd.	46,170	33,435
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	15,981	186,697
	Deepak Nitrite Ltd.	26,803	750,005
	Delta Corp. Ltd.	19,778	53,388
*	DEN Networks Ltd.	51,088	20,395
*	Dhampur Bio Organics Ltd.	10,271	20,231
	Dhampur Sugar Mills Ltd.	10,271	24,633
*	Dhani Services Ltd.	55,006	37,788
	Dhanuka Agritech Ltd.	4,543	40,022
Ω	Dilip Buildcon Ltd.	14,000	36,545
*	Dish TV India Ltd.	417,871	80,287
*	Dishman Carbogen Amcis Ltd.	13,491	16,165
	Divi’s Laboratories Ltd.	17,721	772,631
	Dixon Technologies India Ltd.	7,993	436,673
	Dollar Industries Ltd.	2,411	14,564
Ω	Dr Lal PathLabs Ltd.	12,568	388,875
	Dr Reddy’s Laboratories Ltd., ADR	2,643	143,541
	Dr Reddy’s Laboratories Ltd.	3,387	182,054
*	DRC Systems India Ltd.	780	269
	Dwarikesh Sugar Industries Ltd.	25,361	27,302
	Dynamatic Technologies Ltd.	652	18,966
	eClerx Services Ltd.	9,372	149,397
	Edelweiss Financial Services Ltd.	165,727	116,074
	Eicher Motors Ltd.	10,792	503,431
	EID Parry India Ltd.	27,751	209,552
	Electrosteel Castings Ltd.	48,669	23,610
	Elgi Equipments Ltd.	30,512	178,904
	Emami Ltd.	87,838	507,045
Ω	Endurance Technologies Ltd.	6,416	105,039
	Engineers India Ltd.	101,180	85,936
	EPL Ltd.	67,370	125,369
*Ω	Equitas Small Finance Bank Ltd.	31,523	19,119
Ω	Eris Lifesciences Ltd.	11,571	103,381
	ESAB India Ltd.	1,334	54,455
	Escorts Kubota Ltd.	8,042	197,648
*	Eveready Industries India Ltd.	15,308	54,189
	Everest Industries Ltd.	1,243	13,370
	Everest Kanto Cylinder Ltd.	17,487	23,003
	Excel Industries Ltd.	1,401	20,142
	Exide Industries Ltd.	114,115	228,359
*	FDC Ltd.	13,390	50,482
	Federal Bank Ltd.	455,179	723,619
	Filatex India Ltd.	12,871	15,591
	Fine Organic Industries Ltd.	1,763	122,487
	Finolex Cables Ltd.	17,633	110,656
	Finolex Industries Ltd.	65,665	106,587
	Firstsource Solutions Ltd.	110,374	138,509
	Force Motors Ltd.	1,571	25,935

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Fortis Healthcare Ltd.	89,284	$299,795
*	Future Consumer Ltd.	104,715	2,218
	GAIL India Ltd.	255,137	280,315
	Galaxy Surfactants Ltd.	4,918	172,512
*	Ganesh Housing Corp. Ltd.	2,341	9,744
	Garden Reach Shipbuilders & Engineers Ltd.	6,759	36,508
	Garware Technical Fibres Ltd.	2,464	104,310
	Gateway Distriparks Ltd.	65,576	57,740
*	Gati Ltd.	15,561	32,977
*	GE Power India Ltd.	4,704	7,995
Ω	General Insurance Corp. of India	35,483	53,163
	Genus Power Infrastructures Ltd.	32,285	34,670
	GIC Housing Finance Ltd.	5,220	8,436
	Gillette India Ltd.	1,864	116,103
	GlaxoSmithKline Pharmaceuticals Ltd.	9,849	164,333
	Glenmark Pharmaceuticals Ltd.	19,922	96,927
	GMM Pfaudler Ltd.	2,669	59,622
*	Godrej Consumer Products Ltd.	55,194	555,118
*	Godrej Industries Ltd.	13,801	71,771
*	Godrej Properties Ltd.	17,372	265,919
	Goodyear India Ltd.	675	8,302
	Granules India Ltd.	44,129	198,905
	Graphite India Ltd.	15,014	64,023
	Grasim Industries Ltd.	36,572	763,796
	Grauer & Weil India Ltd.	22,570	24,985
	Gravita India Ltd.	5,623	25,003
	Greaves Cotton Ltd.	10,547	19,317
	Greenlam Industries Ltd.	5,484	21,046
	Greenpanel Industries Ltd.	7,524	33,628
	Greenply Industries Ltd.	28,877	60,544
	Grindwell Norton Ltd.	7,671	197,375
	Gujarat Alkalies & Chemicals Ltd.	8,503	92,068
	Gujarat Ambuja Exports Ltd.	19,688	60,145
	Gujarat Fluorochemicals Ltd.	5,594	255,836
	Gujarat Gas Ltd.	38,652	242,997
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	23,011	197,459
	Gujarat Pipavav Port Ltd.	75,513	78,315
	Gujarat State Fertilizers & Chemicals Ltd.	60,213	89,867
	Gujarat State Petronet Ltd.	79,718	217,983
	Gulf Oil Lubricants India Ltd.	3,376	16,850
	Happiest Minds Technologies Ltd.	13,691	160,580
	Hatsun Agro Product Ltd.	13,593	157,075
	Havells India Ltd.	32,078	473,023
	HBL Power Systems Ltd.	31,189	39,524
	HCL Technologies Ltd.	145,579	1,828,239
Ω	HDFC Asset Management Co. Ltd.	20,284	509,160
	HDFC Bank Ltd.	117,481	2,130,958
Ω	HDFC Life Insurance Co. Ltd.	64,413	420,987
*	HealthCare Global Enterprises Ltd.	9,655	33,810
	HEG Ltd.	2,712	34,652
	Heritage Foods Ltd.	5,612	20,405
	Hero MotoCorp Ltd.	32,138	1,041,475
	Hester Biosciences Ltd.	445	10,645
	HFCL Ltd.	280,433	279,038
	HG Infra Engineering Ltd.	3,130	21,476
	HIL Ltd.	812	27,969
	Himadri Speciality Chemical Ltd.	72,384	90,626
	Himatsingka Seide Ltd.	16,940	19,065
	Hinduja Global Solutions Ltd.	5,776	85,376

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Hindustan Aeronautics Ltd.	9,836	$300,542
*	Hindustan Construction Co. Ltd.	265,796	45,447
	Hindustan Copper Ltd.	23,574	29,382
	Hindustan Petroleum Corp. Ltd.	79,912	206,202
	Hindustan Unilever Ltd.	77,554	2,399,848
	Hitachi Energy India Ltd.	1,355	51,924
	Hle Glascoat Ltd.	1,785	14,267
	Honda India Power Products Ltd.	808	16,765
	Honeywell Automation India Ltd.	420	199,485
	Housing Development Finance Corp. Ltd.	166,550	4,980,042
	Huhtamaki India Ltd.	5,375	14,169
	I G Petrochemicals Ltd.	3,464	21,797
#	ICICI Bank Ltd., Sponsored ADR	162,708	3,586,084
	ICICI Bank Ltd.	84,009	923,759
Ω	ICICI Lombard General Insurance Co. Ltd.	39,623	561,190
Ω	ICICI Prudential Life Insurance Co. Ltd.	37,964	233,628
Ω	ICICI Securities Ltd.	12,439	77,818
*	IDFC First Bank Ltd.	844,368	573,728
	IDFC Ltd.	384,282	359,736
*	IFB Industries Ltd.	2,098	23,812
	IIFL Finance Ltd.	42,676	216,569
	IIFL Securities Ltd.	20,653	16,924
	IIFL Wealth Management Ltd.	11,920	255,995
	India Glycols Ltd.	3,751	33,920
*	Indiabulls Housing Finance Ltd.	92,381	143,810
*	Indiabulls Real Estate Ltd.	33,887	31,978
Ω	IndiaMart InterMesh Ltd.	2,320	128,854
Ω	Indian Energy Exchange Ltd.	61,163	103,300
	Indian Oil Corp. Ltd.	115,435	95,274
	Indian Railway Catering & Tourism Corp. Ltd.	63,619	569,537
Ω	Indian Railway Finance Corp. Ltd.	316,909	86,706
	Indo Count Industries Ltd.	22,774	38,554
	Indoco Remedies Ltd.	9,177	39,413
	Indraprastha Gas Ltd.	76,056	392,957
	Indus Towers Ltd.	133,742	300,352
	IndusInd Bank Ltd.	24,576	339,925
	INEOS Styrolution India Ltd.	3,034	30,999
	Infibeam Avenues Ltd.	172,173	36,610
	Info Edge India Ltd.	16,910	800,171
#	Infosys Ltd., Sponsored ADR	265,121	4,965,716
	Infosys Ltd.	326,432	6,090,390
	Ingersoll Rand India Ltd.	2,441	64,657
*	Inox Leisure Ltd.	12,248	76,209
*	Inox Wind Ltd.	22,754	40,894
	Insecticides India Ltd.	4,425	38,532
	Intellect Design Arena Ltd.	21,110	110,435
	Ipca Laboratories Ltd.	38,019	415,002
	IRB Infrastructure Developers Ltd.	47,236	133,861
Ω	IRCON International Ltd.	69,014	36,792
	ISGEC Heavy Engineering Ltd.	4,973	29,525
	ITD Cementation India Ltd.	23,769	34,719
*	ITI Ltd.	12,573	16,124
	J Kumar Infraprojects Ltd.	8,288	26,892
	Jamna Auto Industries Ltd.	27,431	37,197
	JB Chemicals & Pharmaceuticals Ltd.	10,588	252,736
	Jindal Poly Films Ltd.	5,639	57,433
*	Jindal Stainless Hisar Ltd.	7,473	25,745
*	Jindal Stainless Ltd.	17,606	30,135
	JK Paper Ltd.	23,570	118,565

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	JM Financial Ltd.	148,399	$122,999
	JMC Projects India Ltd.	19,047	25,176
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	1,005	14,434
	Jubilant Foodworks Ltd.	62,917	466,607
	Jubilant Ingrevia Ltd.	16,017	100,017
	Jubilant Pharmova Ltd.	11,041	49,580
	Jyothy Labs Ltd.	32,517	77,897
	Kajaria Ceramics Ltd.	23,234	304,449
	Kalpataru Power Transmission Ltd.	20,097	115,505
	Kansai Nerolac Paints Ltd.	43,747	255,338
	Karur Vysya Bank Ltd.	129,250	162,662
	Kaveri Seed Co. Ltd.	1,729	10,148
	KCP Ltd.	24,082	35,544
	KEC International Ltd.	34,815	184,572
	KEI Industries Ltd.	17,234	331,351
	Kennametal India Ltd.	1,352	40,466
*	Kesoram Industries Ltd.	48,701	33,286
*	Kiri Industries Ltd.	11,537	73,541
	Kirloskar Brothers Ltd.	5,926	25,065
	Kirloskar Oil Engines Ltd.	21,113	66,866
	Kitex Garments Ltd.	8,666	21,528
	KNR Constructions Ltd.	46,503	124,992
	Kolte-Patil Developers Ltd.	8,425	35,092
	Kotak Mahindra Bank Ltd.	38,500	886,280
	Kovai Medical Center & Hospital	834	14,863
	KPIT Technologies Ltd.	44,450	382,597
	KPR Mill Ltd.	28,552	189,967
	KRBL Ltd.	11,600	55,696
	KSB Ltd.	3,004	77,077
	LA Opala RG Ltd.	5,178	24,415
	Lakshmi Machine Works Ltd.	497	77,503
Ω	Laurus Labs Ltd.	115,461	635,163
	LG Balakrishnan & Bros Ltd.	3,409	31,199
	LIC Housing Finance Ltd.	103,702	508,536
	Linde India Ltd.	1,574	58,327
	LT Foods Ltd.	45,711	69,684
	Lupin Ltd.	46,592	393,085
	LUX Industries Ltd.	1,356	28,281
	Mahanagar Gas Ltd.	13,535	140,654
	Maharashtra Scooters Ltd.	783	49,664
	Mahindra & Mahindra Financial Services Ltd.	102,021	249,822
	Mahindra & Mahindra Ltd.	133,018	2,173,083
	Mahindra CIE Automotive Ltd.	21,072	76,343
	Mahindra Lifespace Developers Ltd.	20,364	98,777
Ω	Mahindra Logistics Ltd.	10,013	64,693
	Man Infraconstruction Ltd.	15,520	15,427
	Manappuram Finance Ltd.	130,357	165,812
*	Mangalore Refinery & Petrochemicals Ltd.	52,518	34,382
	Marico Ltd.	217,075	1,380,967
	Marksans Pharma Ltd.	60,249	35,938
	Maruti Suzuki India Ltd.	5,475	631,705
Ω	MAS Financial Services Ltd.	3,696	34,154
	Mastek Ltd.	4,526	92,683
*	Max Financial Services Ltd.	34,842	298,095
*	Max Healthcare Institute Ltd.	58,929	324,639
*	Max Ventures & Industries Ltd.	6,105	12,445
	Mayur Uniquoters Ltd.	7,402	41,741
	Mazagon Dock Shipbuilders Ltd.	5,092	39,019
*	Meghmani Finechem Ltd.	2,456	38,945

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Meghmani Organics Ltd.	41,024	$54,921
Ω	Metropolis Healthcare Ltd.	6,966	142,275
	Minda Corp. Ltd.	6,111	14,396
*	Mirza International Ltd.	5,222	19,466
Ω	Mishra Dhatu Nigam Ltd.	8,763	25,216
	MM Forgings Ltd.	1,567	15,015
	Monte Carlo Fashions Ltd.	650	5,649
*	Morepen Laboratories Ltd.	19,479	6,252
	Motherson Sumi Wiring India Ltd.	246,199	251,516
	Motilal Oswal Financial Services Ltd.	8,488	70,301
	Mphasis Ltd.	28,724	687,924
	MRF Ltd.	274	299,816
	Mrs Bectors Food Specialities Ltd.	4,118	18,965
	MSTC Ltd.	5,144	16,789
	Multi Commodity Exchange of India Ltd.	2,316	42,899
	Muthoot Finance Ltd.	40,299	509,235
	Nahar Spinning Mills Ltd.	1,788	5,988
	Narayana Hrudayalaya Ltd.	25,906	246,391
	Natco Pharma Ltd.	13,026	94,420
*	National Fertilizers Ltd.	23,497	14,087
	Navin Fluorine International Ltd.	4,395	241,383
	Navneet Education Ltd.	15,738	26,539
	NBCC India Ltd.	135,087	53,176
	NELCO Ltd.	2,476	24,831
	Neogen Chemicals Ltd.	1,058	19,161
	NESCO Ltd.	3,548	24,711
*	Network18 Media & Investments Ltd.	45,674	35,379
	Neuland Laboratories Ltd.	2,288	41,376
	Newgen Software Technologies Ltd.	4,599	19,140
	NIIT Ltd.	25,115	84,449
	Nilkamal Ltd.	2,078	52,564
Ω	Nippon Life India Asset Management Ltd.	43,991	144,332
	NOCIL Ltd.	25,285	74,148
	Novartis India Ltd.	2,011	16,525
	NRB Bearings Ltd.	9,283	19,018
	Nucleus Software Exports Ltd.	4,690	21,995
	Oberoi Realty Ltd.	30,880	346,480
	Olectra Greentech Ltd.	4,078	27,679
*	Omaxe Ltd.	16,712	18,102
	OnMobile Global Ltd.	15,797	20,541
	Orient Electric Ltd.	29,254	95,309
	Orient Paper & Industries Ltd.	51,064	25,818
	Oriental Aromatics Ltd.	2,804	15,561
	Oriental Carbon & Chemicals Ltd.	1,909	20,146
	Page Industries Ltd.	1,682	1,012,647
	Paisalo Digital Ltd.	46,092	50,284
	Panama Petrochem Ltd.	8,339	28,538
*	Patel Engineering Ltd.	61,112	16,174
*	PC Jeweller Ltd.	86,955	108,733
	PCBL Ltd.	50,709	78,094
	Persistent Systems Ltd.	17,931	800,520
	Petronet LNG Ltd.	442,389	1,097,376
	Pfizer Ltd.	2,020	106,919
	Phoenix Mills Ltd.	16,203	280,034
	PI Industries Ltd.	16,054	629,428
	Pidilite Industries Ltd.	19,616	614,993
*Ω	PNB Housing Finance Ltd.	15,035	79,930
	PNC Infratech Ltd.	26,853	83,989
	Poly Medicure Ltd.	7,241	80,441

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Polycab India Ltd.	13,076	$438,861
	Polyplex Corp. Ltd.	6,681	135,637
	Poonawalla Fincorp Ltd.	44,781	170,969
	Power Finance Corp. Ltd.	361,363	502,345
	Power Grid Corp. of India Ltd.	336,192	925,139
	Power Mech Projects Ltd.	944	20,079
	Praj Industries Ltd.	43,779	219,041
Ω	Prataap Snacks Ltd.	989	11,001
	Prestige Estates Projects Ltd.	39,763	212,944
*	Pricol Ltd.	12,224	28,455
*	Prime Focus Ltd.	12,141	11,133
	Prince Pipes & Fittings Ltd.	8,468	54,217
	Privi Speciality Chemicals Ltd.	1,728	27,470
	Procter & Gamble Health Ltd.	2,195	106,935
	Procter & Gamble Hygiene & Health Care Ltd.	3,208	544,243
	PSP Projects Ltd.	1,462	10,491
*	PTC India Financial Services Ltd.	73,647	12,377
	PTC India Ltd.	119,739	104,354
	Puravankara Ltd.	12,526	14,364
*	PVR Ltd.	3,983	85,422
Ω	Quess Corp. Ltd.	21,752	145,237
Ω	Quick Heal Technologies Ltd.	4,305	9,809
	Radico Khaitan Ltd.	23,426	295,923
	Rain Industries Ltd.	46,217	93,745
	Rajesh Exports Ltd.	19,507	164,032
	Rallis India Ltd.	17,572	47,981
	Ramco Industries Ltd.	3,297	7,340
	Ramkrishna Forgings Ltd.	7,945	22,020
*	Ramky Infrastructure Ltd.	4,440	15,314
	Rane Holdings Ltd.	2,135	23,719
	Rashtriya Chemicals & Fertilizers Ltd.	52,545	64,604
	Ratnamani Metals & Tubes Ltd.	5,234	129,048
	Raymond Ltd.	14,318	204,962
*Ω	RBL Bank Ltd.	83,136	135,788
	REC Ltd.	364,331	452,510
	Redington Ltd.	198,182	327,991
	Relaxo Footwears Ltd.	11,158	130,740
	Rhi Magnesita India Ltd.	11,391	89,590
	RITES Ltd.	5,670	26,327
	Route Mobile Ltd.	355	5,635
*	RPSG Ventures Ltd.	2,221	12,948
	Rupa & Co. Ltd.	5,302	20,183
	Safari Industries India Ltd.	481	10,908
	Samvardhana Motherson International Ltd.	369,298	288,558
	Sandhar Technologies Ltd.	1,775	4,966
	Sanghvi Movers Ltd.	4,873	13,159
	Sanofi India Ltd.	2,689	183,050
	Saregama India Ltd.	12,143	54,726
	Sasken Technologies Ltd.	1,565	17,093
	Savita Oil Technologies Ltd.	12,025	43,693
	SBI Cards & Payment Services Ltd.	30,124	300,944
Ω	SBI Life Insurance Co. Ltd.	43,030	659,404
	Schaeffler India Ltd.	12,188	408,394
*	Schneider Electric Infrastructure Ltd.	23,603	49,800
*	SEAMEC Ltd.	2,008	26,813
	Seshasayee Paper & Boards Ltd.	11,390	45,330
Ω	SH Kelkar & Co. Ltd.	22,091	36,542
	Shakti Pumps India Ltd.	3,183	18,513
	Shankara Building Products Ltd.	2,509	21,619

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Shanthi Gears Ltd.	1,459	$6,865
	Sharda Cropchem Ltd.	13,530	61,301
	Sharda Motor Industries Ltd.	1,040	9,535
*	Sheela Foam Ltd.	3,082	103,057
	Shilpa Medicare Ltd.	7,105	27,062
*	Shoppers Stop Ltd.	8,764	79,899
*	Shree Renuka Sugars Ltd.	87,295	56,832
	Shriram City Union Finance Ltd.	5,378	118,249
	Shriram Transport Finance Co. Ltd.	47,275	701,828
	Siemens Ltd.	6,939	245,029
*	SIS Ltd.	11,914	60,338
	Siyaram Silk Mills Ltd.	2,428	12,921
	SKF India Ltd.	6,470	343,476
	Snowman Logistics Ltd.	32,403	14,116
	Sobha Ltd.	8,551	64,768
	Somany Ceramics Ltd.	3,988	26,054
	Sonata Software Ltd.	35,964	226,812
*	Spandana Sphoorty Financial Ltd.	6,230	46,286
	SRF Ltd.	48,268	1,492,904
*	Star Cement Ltd.	30,883	39,757
*	Sterling & Wilson Renewable	9,627	33,509
	Sterlite Technologies Ltd.	43,355	86,675
*	Strides Pharma Science Ltd.	17,020	63,909
*	Stylam Industries Ltd.	810	10,761
*	Subex Ltd.	108,975	39,632
	Sudarshan Chemical Industries Ltd.	8,791	43,776
	Sumitomo Chemical India Ltd.	6,853	40,578
	Sun Pharmaceutical Industries Ltd.	121,652	1,495,811
	Sun TV Network Ltd.	36,120	227,997
	Sundaram Finance Ltd.	12,314	345,867
	Sundaram-Clayton Ltd.	1,384	80,244
	Sundram Fasteners Ltd.	28,302	322,234
	Sunteck Realty Ltd.	9,265	43,702
	Suprajit Engineering Ltd.	8,394	33,072
	Supreme Industries Ltd.	19,667	515,397
	Supreme Petrochem Ltd.	10,208	93,508
	Suven Pharmaceuticals Ltd.	34,610	166,950
*	Suzlon Energy Ltd.	963,394	93,762
	Swaraj Engines Ltd.	2,717	52,172
	Symphony Ltd.	2,186	22,148
Ω	Syngene International Ltd.	57,028	434,781
	Tamil Nadu Newsprint & Papers Ltd.	11,188	36,269
	Tamilnadu Petroproducts Ltd.	23,240	26,863
	Tanla Platforms Ltd.	17,413	156,424
	Tasty Bite Eatables Ltd.	80	11,578
	Tata Communications Ltd.	21,171	321,387
	Tata Consultancy Services Ltd.	130,053	4,998,738
	Tata Consumer Products Ltd.	116,920	1,089,063
	Tata Elxsi Ltd.	11,196	949,891
#*	Tata Motors Ltd., Sponsored ADR	10,906	272,759
*	Tata Motors Ltd.	437,709	2,188,354
*	Tata Teleservices Maharashtra Ltd.	20,549	25,319
	TCI Express Ltd.	2,376	54,486
*Ω	TCNS Clothing Co. Ltd.	3,918	29,070
	TD Power Systems Ltd.	12,280	18,410
*	TeamLease Services Ltd.	287	10,083
	Tech Mahindra Ltd.	127,337	1,637,744
	Techno Electric & Engineering Co. Ltd.	27,310	92,686
*Ω	Tejas Networks Ltd.	13,442	111,459

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Texmaco Rail & Engineering Ltd.	119,190	$70,199
	Thermax Ltd.	5,047	133,252
	Thirumalai Chemicals Ltd.	23,745	54,052
*	Thomas Cook India Ltd.	16,689	15,276
Ω	Thyrocare Technologies Ltd.	5,502	42,577
	Tide Water Oil Co. India Ltd.	1,780	21,873
	Tilaknagar Industries Ltd.	26,662	29,945
	Time Technoplast Ltd.	62,992	78,090
	Timken India Ltd.	5,897	213,447
	Tinplate Co. of India Ltd.	9,928	36,605
*	Titagarh Wagons Ltd.	21,133	40,748
	Titan Co. Ltd.	64,956	2,170,202
	Torrent Pharmaceuticals Ltd.	37,061	737,778
	Tourism Finance Corp. of India Ltd.	20,829	21,641
	Transport Corp. of India Ltd.	6,986	60,471
	Trent Ltd.	42,311	780,018
	Trident Ltd.	222,937	95,010
	Triveni Engineering & Industries Ltd.	10,696	32,661
	Triveni Turbine Ltd.	15,426	52,181
	TTK Prestige Ltd.	11,130	124,998
*	TV18 Broadcast Ltd.	178,685	75,574
	TVS Motor Co. Ltd.	30,347	420,277
	TVS Srichakra Ltd.	787	23,510
	Uflex Ltd.	12,421	105,067
	United Breweries Ltd.	10,448	208,587
*	United Spirits Ltd.	64,982	704,070
	UNO Minda Ltd.	30,086	194,786
	UPL Ltd.	259,656	2,297,929
	UTI Asset Management Co. Ltd.	3,428	29,058
*	VA Tech Wabag Ltd.	9,891	31,617
	Vaibhav Global Ltd.	14,609	62,447
	Vakrangee Ltd.	159,662	60,854
Ω	Valiant Organics Ltd.	1,147	9,255
	Vardhman Textiles Ltd.	32,446	132,057
*Ω	Varroc Engineering Ltd.	9,736	36,698
	Varun Beverages Ltd.	82,458	1,045,749
	Vesuvius India Ltd.	2,177	39,658
	V-Guard Industries Ltd.	56,806	175,885
	Vimta Labs Ltd.	1,772	9,100
	Vinati Organics Ltd.	5,715	131,926
	Vindhya Telelinks Ltd.	2,422	39,058
	VIP Industries Ltd.	15,554	143,439
	Visaka Industries Ltd.	1,086	7,097
	V-Mart Retail Ltd.	887	32,091
*	Vodafone Idea Ltd.	1,491,657	155,249
	Voltamp Transformers Ltd.	1,435	47,266
	Voltas Ltd.	51,626	547,504
	VST Tillers Tractors Ltd.	993	26,936
	Welspun Corp. Ltd.	48,585	130,695
	Welspun Enterprises Ltd.	17,519	27,121
	West Coast Paper Mills Ltd.	10,620	78,527
*	Westlife Development Ltd.	9,180	83,294
	Whirlpool of India Ltd.	6,335	120,252
	Wipro Ltd.	187,526	877,293
*	Wockhardt Ltd.	12,979	36,502
*	Wonderla Holidays Ltd.	6,246	26,005
*	Yes Bank Ltd.	108,012	20,308
	Zee Entertainment Enterprises Ltd.	298,105	946,667
	Zensar Technologies Ltd.	43,425	116,607

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Zydus Lifesciences Ltd.	72,854	$381,394
	Zydus Wellness Ltd.	1,765	37,552

TOTAL INDIA			150,375,566

INDONESIA — (1.4%)
	Ace Hardware Indonesia Tbk PT	2,122,400	76,826
*	Adhi Karya Persero Tbk PT	501,300	17,857
*	Adi Sarana Armada Tbk PT	440,500	33,737
*	Agung Semesta Sejahtera Tbk PT	344,900	1,105
*	Alam Sutera Realty Tbk PT	2,532,800	28,250
	Arwana Citramulia Tbk PT	996,500	58,464
	Ashmore Asset Management Indonesia Tbk PT	94,600	6,287
	Astra Otoparts Tbk PT	111,600	9,448
	Bali Bintang Sejahtera Tbk PT	429,200	6,943
*	Bank Amar Indonesia Tbk PT	941,000	18,861
	Bank BTPN Syariah Tbk PT	785,300	148,588
*	Bank Jago Tbk PT	200,500	65,643
	Bank Mandiri Persero Tbk PT	2,088,900	1,411,163
*	Bank MNC Internasional Tbk PT	2,969,200	20,550
	Bank Negara Indonesia Persero Tbk PT	791,200	477,041
	Bank Pan Indonesia Tbk PT	622,700	95,933
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	633,930	55,881
	Bank Pembangunan Daerah Jawa Timur Tbk PT	647,800	29,279
	Bank Rakyat Indonesia Persero Tbk PT	3,989,332	1,190,150
	Bank Syariah Indonesia Tbk PT	1,847,900	165,871
	Barito Pacific Tbk PT	4,208,000	222,631
*	Bekasi Fajar Industrial Estate Tbk PT	2,296,800	20,470
	BFI Finance Indonesia Tbk PT	2,631,100	186,737
*	Bintang Oto Global Tbk PT	233,500	20,291
	BISI International Tbk PT	170,900	16,201
	Blue Bird Tbk PT	152,000	14,979
*	Capital Financial Indonesia Tbk PT	1,141,300	55,579
	Ciputra Development Tbk PT	2,351,400	141,683
	Elang Mahkota Teknologi Tbk PT	1,046,500	103,747
	Erajaya Swasembada Tbk PT	3,413,900	94,247
*	Gajah Tunggal Tbk PT	272,300	10,556
	Garudafood Putra Putri Jaya Tbk PT	2,231,400	74,390
*††	Hanson International Tbk PT	8,134,100	0
	Hexindo Adiperkasa Tbk PT	63,500	23,828
	Impack Pratama Industri Tbk PT	163,600	35,888
	Indomobil Sukses Internasional Tbk PT	502,700	29,358
	Indosat Tbk PT	174,100	75,555
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,017,323	95,752
	Integra Indocabinet Tbk PT	615,400	17,048
*††	Inti Agri Resources Tbk PT	550,900	331
*	Intiland Development Tbk PT	880,700	10,433
	Jaccs Mitra Pinasthika Mustika Tbk PT	395,200	25,952
*	Jasa Marga Persero Tbk PT	770,800	168,527
	Jaya Real Property Tbk PT	709,100	21,187
	Kalbe Farma Tbk PT	5,185,600	681,939
	KMI Wire & Cable Tbk PT	229,100	4,401
*	Kresna Graha Investama Tbk PT	1,622,300	5,192
*	Lippo Karawaci Tbk PT	9,576,400	61,394
*	M Cash Integrasi PT	54,100	37,790
*	Map Aktif Adiperkasa PT	74,500	15,288
	Matahari Department Store Tbk PT	129,400	38,730
	Mayora Indah Tbk PT	533,600	82,016
*	MD Pictures Tbk PT	288,500	49,728
	Media Nusantara Citra Tbk PT	2,670,100	140,516

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Medikaloka Hermina Tbk PT	936,100	$89,467
*	Merdeka Copper Gold Tbk PT	1,775,132	429,824
*	Metro Healthcare Indonesia Tbk PT	1,200,800	39,257
	Metrodata Electronics Tbk PT	2,268,400	85,080
*	Mitra Adiperkasa Tbk PT	2,599,500	201,025
	Mitra Keluarga Karyasehat Tbk PT	1,394,500	247,020
*	MNC Studios International Tbk PT	261,300	84,119
*	MNC Vision Networks Tbk PT	4,154,800	22,035
*	Mulia Industrindo Tbk PT	288,700	10,550
*	Multipolar Tbk PT	2,214,900	18,730
*	NFC Indonesia Tbk PT	18,800	14,817
	Nippon Indosari Corpindo Tbk PT	140,600	11,312
	Pabrik Kertas Tjiwi Kimia Tbk PT	369,600	185,148
*	Pacific Strategic Financial Tbk PT	424,900	31,192
	Pakuwon Jati Tbk PT	3,851,600	108,216
	Panin Financial Tbk PT	3,301,900	134,487
*	Paninvest Tbk PT	332,500	39,903
*††	Pool Advista Indonesia Tbk PT	64,100	39
*	PP Persero Tbk PT	893,600	50,427
	Prodia Widyahusada Tbk PT	81,100	27,573
	Puradelta Lestari Tbk PT	4,085,000	47,645
*††	Rimo International Lestari Tbk PT	3,949,000	2,374
	Rukun Raharja Tbk PT	312,100	19,450
*	Sarana Meditama Metropolitan Tbk PT	696,400	12,941
	Sarana Menara Nusantara Tbk PT	4,129,000	305,647
	Sariguna Primatirta Tbk PT	464,300	21,431
	Siloam International Hospitals Tbk PT	724,800	50,925
*	Smartfren Telecom Tbk PT	10,367,800	51,752
*††	Sri Rejeki Isman Tbk PT	1,498,800	2,631
	Sumber Alfaria Trijaya Tbk PT	3,814,200	689,228
	Summarecon Agung Tbk PT	2,645,445	100,403
	Surya Citra Media Tbk PT	6,978,700	104,679
	Surya Esa Perkasa Tbk PT	2,989,700	204,199
*	Surya Semesta Internusa Tbk PT	1,772,300	36,834
	Telkom Indonesia Persero Tbk PT	900,000	252,766
#	Telkom Indonesia Persero Tbk PT, ADR	11,298	314,310
	Tempo Scan Pacific Tbk PT	253,800	22,142
	Tower Bersama Infrastructure Tbk PT	2,142,800	338,380
*††	Trada Alam Minera Tbk PT	1,606,700	966
	Triputra Agro Persada PT	434,800	19,398
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,009,500	91,265
	Unilever Indonesia Tbk PT	1,067,900	317,705
*††	Waskita Beton Precast Tbk PT	2,650,700	6,054
*	Waskita Karya Persero Tbk PT	2,790,541	86,065
	Wijaya Karya Bangunan Gedung Tbk PT	675,300	7,268
	Wijaya Karya Beton Tbk PT	1,541,400	20,592
*	Wijaya Karya Persero Tbk PT	761,600	44,474

TOTAL INDONESIA			11,501,986

MALAYSIA — (1.2%)
	Aeon Co. M Bhd	108,000	31,532
	AEON Credit Service M Bhd	27,800	76,355
	AFFIN Bank Bhd	51,012	24,197
	Ajinomoto Malaysia Bhd	4,200	10,021
	Alliance Bank Malaysia Bhd	227,400	177,907
	Allianz Malaysia Bhd	10,400	29,261
	AMMB Holdings Bhd	218,900	189,412
*	Ancom Nylex Bhd	137,100	26,980
	Astro Malaysia Holdings Bhd	227,500	32,480

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#*	Berjaya Corp. Bhd	448,760	$22,276
	Berjaya Food Bhd	107,500	21,353
*	Berjaya Land Bhd	294,800	14,316
*	Bermaz Auto Bhd	317,700	132,941
#	BIMB Holdings Bhd	134,000	71,858
#*	Boustead Holdings Bhd	165,900	20,221
#	Cahya Mata Sarawak Bhd	104,300	18,525
	Carlsberg Brewery Malaysia Bhd, Class B	31,600	148,873
	CB Industrial Product Holding Bhd	35,400	8,308
	CIMB Group Holdings Bhd	317,386	370,746
*	Coastal Contracts Bhd	57,700	24,683
	D&O Green Technologies Bhd	157,400	129,547
	Dayang Enterprise Holdings Bhd	169,420	44,371
	Dialog Group Bhd	579,300	252,457
#	DRB-Hicom Bhd	178,400	50,595
	Dufu Technology Corp. Bhd	55,900	28,120
#	Duopharma Biotech Bhd	105,339	30,763
	Dutch Lady Milk Industries Bhd	2,500	16,045
#*	Ekovest Bhd	334,600	22,318
#	Formosa Prosonic Industries Bhd	55,100	36,775
	Fraser & Neave Holdings Bhd	35,500	154,129
	Frontken Corp. Bhd	202,500	105,397
	Gadang Holdings Bhd	60,900	3,931
	Gamuda Bhd	453,454	368,950
#	Gas Malaysia Bhd	52,900	37,726
*	Genetec Technology Bhd	36,600	16,257
	Genting Malaysia Bhd	122,700	71,180
	George Kent Malaysia Bhd	106,500	11,252
#	Globetronics Technology Bhd	139,600	30,813
#*	Greatech Technology Bhd	62,200	42,965
#	Guan Chong Bhd	101,900	45,344
	Hai-O Enterprise Bhd	19,834	6,004
	HAP Seng Consolidated Bhd	40,400	55,000
#	Heineken Malaysia Bhd	35,100	171,261
	Hengyuan Refining Co. Bhd	31,700	28,513
	HeveaBoard Bhd	59,900	4,552
	Hong Leong Bank Bhd	18,500	82,927
	Hong Leong Financial Group Bhd	26,600	107,467
	Hong Leong Industries Bhd	20,200	39,771
#*	Hong Seng Consolidated Bhd	533,400	24,792
	Hup Seng Industries Bhd	52,600	7,457
#	IHH Healthcare Bhd	101,900	128,268
	Inari Amertron Bhd	298,000	157,283
	IOI Properties Group Bhd	176,500	38,467
#*	JAKS Resources Bhd	487,500	25,781
#*	JHM Consolidation Bhd	67,500	12,386
#	Kelington Group Bhd	143,200	39,212
	Kenanga Investment Bank Bhd	103,200	19,113
	Kerjaya Prospek Group Bhd	130,895	32,646
#*	KNM Group Bhd	1,071,400	19,270
#	Kobay Technology Bhd	15,300	9,439
	Kossan Rubber Industries Bhd	351,000	92,945
	KPJ Healthcare Bhd	104,000	18,050
*	Kronologi Asia Bhd	118,000	10,002
*	KSL Holdings Bhd	72,900	11,427
#	LBS Bina Group Bhd	93,730	8,030
	Lii Hen Industries Bhd	70,500	12,444
#	Lingkaran Trans Kota Holdings Bhd	49,100	51,938
#Ω	Lotte Chemical Titan Holding Bhd	127,315	35,308

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	LPI Capital Bhd	58,600	$153,710
	Luxchem Corp. Bhd	117,200	13,137
#	Magni-Tech Industries Bhd	50,166	18,028
	Magnum Bhd	170,645	56,739
#	Mah Sing Group Bhd	109,900	11,882
	Malayan Banking Bhd	166,609	302,654
*	Malaysia Airports Holdings Bhd	102,500	129,598
#	Malaysia Building Society Bhd	469,531	58,576
	Malaysia Smelting Corp. Bhd	27,800	8,237
	Malaysian Pacific Industries Bhd	24,400	124,268
	Malaysian Resources Corp. Bhd	595,329	37,821
	Matrix Concepts Holdings Bhd	151,350	45,385
#	MBM Resources Bhd	18,900	13,285
	Mega First Corp. Bhd	158,700	110,138
	MNRB Holdings Bhd	49,400	8,982
Ω	MR DIY Group M Bhd	292,250	124,944
*	Muhibbah Engineering M Bhd	139,200	12,226
*	Mulpha International Bhd	18,000	8,697
	My EG Services Bhd	1,390,723	260,361
	N2N Connect Bhd	53,400	4,636
	Nylex Malaysia Bhd	2,285	94
#	OSK Holdings Bhd	267,600	50,377
	PA Resources Bhd	204,500	10,820
	Padini Holdings Bhd	84,100	60,187
	Panasonic Manufacturing Malaysia Bhd	3,800	18,539
	Pantech Group Holdings Bhd	72,000	10,511
#	Paramount Corp. Bhd	90,300	13,953
	Perak Transit Bhd	39,466	8,224
#	Petron Malaysia Refining & Marketing Bhd	24,600	23,886
	Petronas Dagangan Bhd	51,900	238,159
#	Pharmaniaga Bhd	107,200	12,696
#	PIE Industrial Bhd	28,700	15,453
	PMB Technology Bhd	16,400	14,011
	PPB Group Bhd	56,700	200,214
	Press Metal Aluminium Holdings Bhd	172,700	158,977
	Public Bank Bhd	1,007,100	952,414
*	Ranhill Utilities Bhd	82,424	6,709
	RCE Capital Bhd	27,200	9,086
*	Revenue Group Bhd	69,500	13,780
	RHB Bank Bhd	273,171	330,808
	Sam Engineering & Equipment M Bhd	34,400	38,706
*	Sapura Energy Bhd	2,096,200	15,489
	Scientex Bhd	240,400	165,775
	Sime Darby Bhd	376,300	179,176
	Sime Darby Property Bhd	384,900	37,017
	SP Setia Bhd Group	451,564	45,748
	Sports Toto Bhd	150,623	57,806
	Sunway Bhd	362,400	122,663
#	Sunway Construction Group Bhd	78,400	25,238
	Supermax Corp. Bhd	277,151	56,584
#	Syarikat Takaful Malaysia Keluarga Bhd	125,790	87,837
	Taliworks Corp. Bhd	120,500	23,041
#	TASCO Bhd	69,700	12,826
	Telekom Malaysia Bhd	122,301	143,840
	TIME dotCom Bhd	254,500	245,007
#*	Tropicana Corp. Bhd	190,196	53,063
*	Tune Protect Group Bhd	79,400	4,539
#	Uchi Technologies Bhd	66,700	47,699
	UEM Edgenta Bhd	53,500	12,218

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#*	UEM Sunrise Bhd	434,700	$18,861
	UMW Holdings Bhd	67,500	47,955
	UOA Development Bhd	115,500	38,140
	UWC Bhd	73,700	57,912
*	Velesto Energy Bhd	1,333,600	33,944
	ViTrox Corp. Bhd	89,100	134,045
	VS Industry Bhd	726,500	129,978
#	WCT Holdings Bhd	326,015	25,170
	Wellcall Holdings Bhd	99,500	23,801
	Westports Holdings Bhd	115,100	81,631
*	Widad Group Bhd	132,700	11,796
	Yinson Holdings Bhd	453,140	203,227
*	YNH Property Bhd	46,800	40,534

TOTAL MALAYSIA			10,074,401

MEXICO — (2.4%)
#*	ALEATICA SAB de CV	8,989	14,815
	Alpek SAB de CV	181,794	255,079
*	Alsea SAB de CV	94,600	181,723
	America Movil SAB de CV	721,296	680,777
	America Movil SAB de CV, Sponsored ADR, Class L	59,205	1,113,646
	Arca Continental SAB de CV	56,826	464,233
#Ω	Banco del Bajio SA	194,896	548,695
	Becle SAB de CV	41,763	88,446
	Bolsa Mexicana de Valores SAB de CV	64,372	116,703
	Cia Minera Autlan SAB de CV, Class B	51,786	41,820
	Coca-Cola Femsa SAB de CV, Sponsored ADR	2,506	157,352
	Coca-Cola Femsa SAB de CV	65,803	413,888
	Consorcio ARA SAB de CV	434,433	69,069
	Corp. Inmobiliaria Vesta SAB de CV	162,087	353,167
	El Puerto de Liverpool SAB de CV, Class C1	38,598	197,208
	Fomento Economico Mexicano SAB de CV	106,626	764,943
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	1,140	81,647
#	Genomma Lab Internacional SAB de CV, Class B	379,861	292,378
	Gruma SAB de CV, Class B	52,605	607,083
#	Grupo Aeroportuario del Centro Norte SAB de CV	74,051	590,524
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	63,173	979,846
	Grupo Aeroportuario del Sureste SAB de CV, ADR	3,519	821,405
	Grupo Aeroportuario del Sureste SAB de CV, Class B	8,704	204,265
	Grupo Bimbo SAB de CV, Class A	251,551	975,200
	Grupo Comercial Chedraui SA de CV	139,787	565,060
	Grupo Financiero Banorte SAB de CV, Class O	346,626	2,821,749
*	Grupo Financiero Inbursa SAB de CV, Class O	310,569	571,041
	Grupo Herdez SAB de CV	42,064	84,349
*	Grupo Hotelero Santa Fe SAB de CV	135,595	27,512
	Grupo Industrial Saltillo SAB de CV	56,810	88,571
	Grupo KUO SAB de CV, Class B	4,600	9,635
#	Grupo Rotoplas SAB de CV	40,657	61,561
	Grupo Televisa SAB, Sponsored ADR	5,685	29,846
#	Grupo Televisa SAB	345,087	365,761
#*Ω	Grupo Traxion SAB de CV	41,850	48,983
*	Industrias CH SAB de CV, Class B	11,751	129,876
#	Industrias Penoles SAB de CV	35,094	393,238
	Kimberly-Clark de Mexico SAB de CV, Class A	187,255	295,064
#	La Comer SAB de CV	163,002	299,464
	Megacable Holdings SAB de CV	171,892	358,047
	Orbia Advance Corp. SAB de CV	350,121	588,984
	Organizacion Soriana SAB de CV, Class B	37,341	57,011
	Promotora y Operadora de Infraestructura SAB de CV	60,763	457,080

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Promotora y Operadora de Infraestructura SAB de CV, Class L	3,652	$16,976
#	Qualitas Controladora SAB de CV	23,774	93,294
	Regional SAB de CV	7,562	52,708
#*	Sitios Latinoamerica SAB de CV	42,125	12,480
*	Unifin Financiera SAB de CV	32,345	2,677
	Wal-Mart de Mexico SAB de CV	634,279	2,450,296

TOTAL MEXICO			19,895,175

PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	3,417	3,158
	Credicorp Ltd.	4,186	612,663
	Intercorp Financial Services, Inc.	9,718	239,063

TOTAL PERU			854,884

PHILIPPINES — (0.5%)
	8990 Holdings, Inc.	281,700	46,704
	ACEN Corp.	22,020	2,394
	AllHome Corp.	282,600	13,493
	Alliance Global Group, Inc.	771,700	120,377
*	Atlas Consolidated Mining & Development Corp.	50,200	2,835
	Ayala Corp.	8,940	103,747
	Ayala Land, Inc.	255,800	113,521
*	AyalaLand Logistics Holdings Corp.	407,000	22,671
	Bank of the Philippine Islands	157,250	261,517
	BDO Unibank, Inc.	106,180	234,699
	Cebu Landmasters, Inc.	258,680	11,880
*Ω	CEMEX Holdings Philippines, Inc.	1,275,697	14,811
	China Banking Corp.	115,500	51,752
*	Converge Information & Communications Technology Solutions, Inc.	513,900	110,066
	Cosco Capital, Inc.	555,300	37,828
	D&L Industries, Inc.	739,900	100,515
*	DITO CME Holdings Corp.	492,100	25,088
	DoubleDragon Corp.	211,400	20,535
*	Emperador, Inc.	367,300	124,288
	Filinvest Development Corp.	39,100	4,309
	Ginebra San Miguel, Inc.	16,380	30,365
	Global Ferronickel Holdings, Inc.	557,000	21,627
	GT Capital Holdings, Inc.	23,790	170,099
*	Integrated Micro-Electronics, Inc.	206,100	17,900
	International Container Terminal Services, Inc.	112,330	336,728
	JG Summit Holdings, Inc.	125,753	94,135
	Jollibee Foods Corp.	37,930	152,150
	LT Group, Inc.	489,000	68,357
	Manila Electric Co.	17,590	91,712
	Manila Water Co., Inc.	131,100	37,038
*	Megawide Construction Corp.	126,100	7,535
	Megaworld Corp.	2,412,900	87,048
	Nickel Asia Corp.	1,166,700	97,722
*	Petron Corp.	1,035,100	44,613
*	Philcomsat Holdings Corp.	9,969	55
	Philex Mining Corp.	221,400	8,831
*	Philippine National Bank	63,540	21,084
*	Philippine Seven Corp.	24,690	28,479
	Philippine Stock Exchange, Inc.	130	370
	Pilipinas Shell Petroleum Corp.	142,200	42,334
	Premium Leisure Corp.	695,000	5,272
	Puregold Price Club, Inc.	272,200	141,235
	Rizal Commercial Banking Corp.	34,700	13,605

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Robinsons Land Corp.	455,800	$117,276
	Robinsons Retail Holdings, Inc.	130,270	120,884
	Security Bank Corp.	56,360	84,390
	SM Investments Corp.	10,670	152,073
	Union Bank of the Philippines	129,429	172,512
	Universal Robina Corp.	112,590	238,194
	Vista Land & Lifescapes, Inc.	665,000	19,841
	Vistamalls, Inc.	23,100	1,345
	Wilcon Depot, Inc.	306,900	155,976

TOTAL PHILIPPINES			4,003,815

POLAND — (0.6%)
*	11 bit studios SA	239	26,963
	AB SA	2,365	20,310
*	Agora SA	4,633	4,847
*	Alior Bank SA	17,538	107,823
*Ω	Allegro.eu SA	17,689	85,794
	Alumetal SA	3,689	51,189
	Amica SA	1,140	16,952
	Apator SA	4,975	14,393
	ASBISc Enterprises PLC	11,085	50,130
	Asseco Poland SA	17,837	256,638
#	Asseco South Eastern Europe SA	6,922	60,854
	Auto Partner SA	20,881	50,683
*	Bank Ochrony Srodowiska SA	12,487	20,072
	Bank Polska Kasa Opieki SA	16,224	265,903
*	Benefit Systems SA	550	71,239
*	Bioton SA	11,456	8,481
*	BNPP Bank Polska SA	758	7,959
	Boryszew SA	21,148	19,657
	Budimex SA	4,084	205,038
*	CCC SA	5,846	45,061
#	CD Projekt SA	5,045	134,049
#	Celon Pharma SA	1,863	5,265
*	CI Games SA	29,151	16,482
	Cognor Holding SA	19,491	15,053
	ComArch SA	1,063	31,165
	Creepy Jar SA	135	17,197
	Cyfrowy Polsat SA	52,370	196,078
	Develia SA	68,631	28,484
*Ω	Dino Polska SA	5,346	348,946
	Dom Development SA	3,879	68,555
#*	Erbud SA	1,787	10,412
	Fabryki Mebli Forte SA	5,421	21,113
*	Famur SA	57,607	37,103
	Ferro SA	2,661	13,107
	Grupa Kety SA	3,160	325,995
	ING Bank Slaski SA	4,276	148,988
	Inter Cars SA	2,311	174,125
	KGHM Polska Miedz SA	15,756	315,002
	KRUK SA	2,503	145,756
	LiveChat Software SA	3,741	86,942
	LPP SA	80	138,620
*	mBank SA	2,792	156,293
	Mirbud SA	10,035	6,699
	Mo-BRUK SA	267	15,983
	Neuca SA	893	114,057
#	NEWAG SA	7,382	20,995
	PlayWay SA	305	18,020

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	Polimex-Mostostal SA	23,933	$17,086
	Powszechny Zaklad Ubezpieczen SA	59,398	332,766
	Santander Bank Polska SA	2,207	117,187
*	Selvita SA	521	9,217
	Stalexport Autostrady SA	24,162	12,969
	Tim SA	2,365	13,381
	VRG SA	39,196	28,053
	Warsaw Stock Exchange	3,626	24,540
#*	Wawel SA	162	14,239
	Wirtualna Polska Holding SA	4,483	87,134
Ω	XTB SA	12,195	69,638

TOTAL POLAND			4,726,680

QATAR — (1.1%)
	Aamal Co.	612,200	189,095
	Al Khaleej Takaful Group QSC	9,372	6,804
	Al Meera Consumer Goods Co. QSC	36,838	177,133
	Baladna	246,853	112,171
	Barwa Real Estate Co.	248,778	232,139
	Commercial Bank PSQC	233,693	403,945
*	Dlala Brokerage & Investments Holding Co. QSC	56,606	26,039
	Doha Bank QPSC	209,981	127,155
	Doha Insurance Co. QSC	16,409	9,265
*	Estithmar Holding QPSC	106,069	52,946
*	Gulf International Services QSC	345,079	172,253
	Gulf Warehousing Co.	73,653	86,405
	Industries Qatar QSC	96,978	419,819
*	Lesha Bank LLC	108,404	36,467
	Mannai Corp. QSC	95,599	199,412
	Masraf Al Rayan QSC	465,638	490,613
*	Mazaya Real Estate Development QPSC	239,401	54,917
	Medicare Group	25,863	49,441
	Mesaieed Petrochemical Holding Co.	418,124	260,780
	Ooredoo QPSC	141,833	380,253
	Qatar Aluminum Manufacturing Co.	360,475	160,384
	Qatar Fuel QSC	161,691	847,110
	Qatar Industrial Manufacturing Co. QSC	50,886	49,329
	Qatar Insurance Co. SAQ	525,496	311,520
	Qatar International Islamic Bank QSC	111,624	354,550
	Qatar Islamic Bank SAQ	132,882	889,170
	Qatar Islamic Insurance Group	20,474	49,952
	Qatar National Bank QPSC	462,442	2,532,169
	Qatar Navigation QSC	84,782	238,762
	United Development Co. QSC	519,423	204,315
	Vodafone Qatar QSC	338,760	155,733
	Zad Holding Co.	4,129	19,547

TOTAL QATAR			9,299,593

RUSSIA — (0.0%)
*††	Etalon Group PLC, GDR	30,193	0
*††	Globaltrans Investment PLC, GDR	19,351	0
*††	Lenta International Co. PJSC, GDR	7,070	0
*††	Mobile TeleSystems PJSC, ADR	31,844	0
*††	PhosAgro PJSC	50	0
*††	PhosAgro PJSC,GDR	7,767	0
*††	Polyus PJSC,GDR	4,999	0
*††	Sberbank of Russia PJSC,Sponsored ADR	114,063	0
*††	VK Co. Ltd., GDR	6,533	0

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
*††	VTB Bank PJSC, GDR	102,771	$0
*††	X5 Retail Group NV, GDR	10,620	0

SAUDI ARABIA — (4.0%)
	Abdullah Al Othaim Markets Co.	13,382	404,266
	Advanced Petrochemical Co.	40,341	474,799
*	Al Alamiya for Cooperative Insurance Co.	4,062	16,343
	Al Babtain Power & Telecommunication Co.	4,478	26,824
*	Al Etihad Cooperative Insurance Co.	2,887	10,404
	Al Hammadi Holding	14,487	173,283
*	Al Hassan Ghazi Ibrahim Shaker Co.	6,290	37,564
	Al Jouf Agricultural Development Co.	1,613	18,515
*	Al Khaleej Training & Education Co.	5,011	21,083
	Al Moammar Information Systems Co.	3,801	107,018
*	Al Rajhi Bank	183,940	4,170,999
*	Al Rajhi Co. for Co-operative Insurance	5,314	144,774
	Al Yamamah Steel Industries Co.	2,058	16,355
*	AlAbdullatif Industrial Investment Co.	3,860	18,235
	Alandalus Property Co.	9,665	40,832
	Alaseel Co.	2,217	25,165
	Aldrees Petroleum & Transport Services Co.	16,118	311,107
	Alinma Bank	113,586	1,133,130
*	AlJazira Takaful Ta’awuni Co.	4,631	18,868
*	Allianz Saudi Fransi Cooperative Insurance Co.	10,370	37,463
	Alujain Corp.	10,656	133,104
	Arab National Bank	108,134	928,524
*	Arab Sea Information Systems Co.	1,017	22,495
	Arabian Centres Co. Ltd.	15,424	80,141
*	Arabian Shield Cooperative Insurance Co.	3,144	14,719
	Arriyadh Development Co.	10,270	55,455
	Astra Industrial Group	12,228	179,031
	Ataa Educational Co.	1,256	17,708
	Baazeem Trading Co.	1,074	19,382
*	Bank AlBilad	81,700	1,103,308
	Bank Al-Jazira	99,089	616,503
	Banque Saudi Fransi	73,566	845,640
*	Basic Chemical Industries Ltd.	1,702	16,551
	Bawan Co.	5,287	52,803
	Bupa Arabia for Cooperative Insurance Co.	16,493	847,086
*	Co. for Cooperative Insurance	14,504	326,870
	Dallah Healthcare Co.	7,779	331,632
*	Dar Al Arkan Real Estate Development Co.	155,868	557,665
	Dr Sulaiman Al Habib Medical Services Group Co.	15,203	917,088
*	Dur Hospitality Co.	5,351	30,324
	Electrical Industries Co.	2,748	19,643
*	Emaar Economic City	71,273	181,987
	Etihad Etisalat Co.	82,423	802,435
*	Fawaz Abdulaziz Al Hokair & Co.	13,915	64,050
	Fitaihi Holding Group.	618	6,378
*	Gulf General Cooperative Insurance Co.	7,995	17,783
	Gulf Insurance Group	3,559	24,590
	Halwani Brothers Co.	2,941	45,953
*	Herfy Food Services Co.	3,218	33,559
	Jarir Marketing Co.	24,505	1,068,874
*	Jazan Energy & Development Co.	4,892	17,732
	L’Azurde Co. for Jewelry	7,580	29,057
	Leejam Sports Co. JSC	6,747	141,972
	Maharah Human Resources Co.	7,074	113,532
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	4,874	12,547
*	Methanol Chemicals Co.	10,982	89,938

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Middle East Healthcare Co.	9,780	$84,117
	Middle East Paper Co.	8,991	124,537
*	Middle East Specialized Cables Co.	5,782	18,196
	Mouwasat Medical Services Co.	11,451	666,598
*	Nama Chemicals Co.	3,503	42,082
*	National Agriculture Development Co.	7,792	54,072
	National Co. for Glass Industries	4,087	41,990
	National Co. for Learning & Education	1,974	31,175
	National Gas & Industrialization Co.	7,958	113,706
	National Medical Care Co.	4,899	91,197
*	Rabigh Refining & Petrochemical Co.	150,781	546,624
*	Raydan Food Co.	1,033	7,196
	Riyad Bank	173,737	1,660,473
	SABIC Agri-Nutrients Co.	37,665	1,591,417
*	Saudi Airlines Catering Co.	10,006	206,051
*	Saudi Arabian Cooperative Insurance Co.	1,992	6,889
	Saudi Automotive Services Co.	6,110	51,418
	Saudi Basic Industries Corp.	18,777	440,894
	Saudi British Bank	85,841	994,346
	Saudi Ceramic Co.	10,634	117,151
	Saudi Chemical Co. Holding	10,535	82,276
*	Saudi Co. For Hardware CJSC	4,961	44,448
*	Saudi Ground Services Co.	17,435	120,714
	Saudi Industrial Investment Group	75,966	453,845
	Saudi Industrial Services Co.	9,934	58,930
*	Saudi Kayan Petrochemical Co.	258,010	903,808
*	Saudi Marketing Co.	7,310	42,254
	Saudi National Bank	133,552	2,110,820
*	Saudi Paper Manufacturing Co.	3,931	29,360
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	12,504	88,127
*	Saudi Printing & Packaging Co.	6,278	29,208
*	Saudi Public Transport Co.	16,300	73,334
*	Saudi Real Estate Co.	15,398	51,556
*	Saudi Reinsurance Co.	7,471	26,449
*	Saudi Research & Media Group	15,486	829,545
	Saudi Telecom Co.	197,840	2,125,552
	Saudia Dairy & Foodstuff Co.	5,152	322,077
	Savola Group	69,807	543,862
*	Seera Group Holding	50,845	258,073
*	Sinad Holding Co.	15,956	53,893
*	Takween Advanced Industries Co.	11,756	33,255
	United Electronics Co.	11,267	229,210
	United International Transportation Co.	9,496	115,572
*	Wafrah for Industry and Development	1,301	12,059
*	Walaa Cooperative Insurance Co.	2,778	10,052
	Yanbu National Petrochemical Co.	55,256	656,989

TOTAL SAUDI ARABIA			33,168,483

SOUTH AFRICA — (2.6%)
	Adcock Ingram Holdings Ltd.	6,946	18,053
	Advtech Ltd.	86,488	83,868
	AECI Ltd.	31,856	160,256
	Afrimat Ltd.	11,673	30,499
	Alexander Forbes Group Holdings Ltd.	95,902	25,879
	Altron Ltd., Class A	70,082	33,453
	Alviva Holdings Ltd.	18,425	23,057
	Anglo American Platinum Ltd.	6,305	502,042
	AngloGold Ashanti Ltd.	31,518	411,616
	AngloGold Ashanti Ltd., Sponsored ADR	30,777	401,640

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Aspen Pharmacare Holdings Ltd.	56,899	$468,047
#*	Aveng Ltd.	38,394	32,793
	Barloworld Ltd.	51,383	287,550
	Bid Corp. Ltd.	45,391	730,440
	Bidvest Group Ltd.	83,919	969,613
*	Blue Label Telecoms Ltd.	146,716	41,214
#*	Brait PLC	242,729	57,577
	Cashbuild Ltd.	5,352	55,908
	Clicks Group Ltd.	75,765	1,283,649
	Coronation Fund Managers Ltd.	45,762	81,691
	Curro Holdings Ltd.	25,364	11,661
	DataTec Ltd.	82,915	186,445
Ω	Dis-Chem Pharmacies Ltd.	188,152	343,910
*	Discovery Ltd.	48,875	319,683
*	Distell Group Holdings Ltd.	12,701	120,008
	Famous Brands Ltd.	9,394	28,825
	Foschini Group Ltd.	53,404	333,893
#	Gold Fields Ltd., Sponsored ADR	214,699	1,691,828
	Grindrod Ltd.	46,575	26,281
	Grindrod Shipping Holdings Ltd.	2,134	55,043
	Hudaco Industries Ltd.	9,126	67,978
	Impala Platinum Holdings Ltd.	61,774	632,483
	Investec Ltd.	42,409	208,511
	Invicta Holdings Ltd.	5,349	7,731
	Italtile Ltd.	118,320	88,566
	KAP Industrial Holdings Ltd.	370,763	93,239
	Kumba Iron Ore Ltd.	13,444	252,915
	Lewis Group Ltd.	9,835	25,782
	Libstar Holdings Ltd.	50,632	16,563
	Life Healthcare Group Holdings Ltd.	167,411	179,900
*	Massmart Holdings Ltd.	28,257	94,107
	MiX Telematics Ltd., Sponsored ADR	3,696	29,642
	Motus Holdings Ltd.	51,098	322,613
	Mpact Ltd.	55,728	84,905
	Mr Price Group Ltd.	32,705	314,778
	MultiChoice Group	117,876	770,415
*	Murray & Roberts Holdings Ltd.	92,435	23,914
*	Nampak Ltd.	160,499	16,452
	Naspers Ltd., Class N	11,422	1,177,400
	NEPI Rockcastle NV	62,251	312,884
	Netcare Ltd.	154,080	131,049
	Ninety One Ltd.	38,362	90,205
*	Northam Platinum Holdings Ltd.	25,718	240,595
	Old Mutual Ltd.	884,875	502,283
	Omnia Holdings Ltd.	59,134	232,003
Ω	Pepkor Holdings Ltd.	418,973	517,805
	Pick n Pay Stores Ltd.	60,972	195,990
	PSG Konsult Ltd.	115,726	69,122
	Raubex Group Ltd.	27,796	43,376
	Reunert Ltd.	47,356	119,014
	RFG Holdings Ltd.	21,034	12,018
	Royal Bafokeng Platinum Ltd.	34,653	278,723
	Sanlam Ltd.	218,491	636,889
	Santam Ltd.	8,733	120,815
*	Sappi Ltd.	81,158	250,032
	Sibanye Stillwater Ltd.	302,706	709,005
#	Sibanye Stillwater Ltd., ADR	84,774	796,028
*	Southern Sun Ltd.	33,897	7,944
	SPAR Group Ltd.	81,391	689,941

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Spur Corp. Ltd.	6,660	$7,541
	Stadio Holdings Ltd.	56,665	12,212
	Standard Bank Group Ltd.	67,671	631,725
	Super Group Ltd.	69,915	98,961
	Truworths International Ltd.	71,174	202,551
	Vodacom Group Ltd.	33,676	229,384
*	Wilson Bayly Holmes-Ovcon Ltd.	15,695	82,443
	Woolworths Holdings Ltd.	147,247	504,938

TOTAL SOUTH AFRICA			20,949,792

SOUTH KOREA — (12.8%)
*	3S Korea Co. Ltd.	7,967	13,475
	ABco Electronics Co. Ltd.	2,081	15,362
	ABOV Semiconductor Co. Ltd.	1,884	13,321
*	Actoz Soft Co. Ltd.	1,755	7,934
	Actro Co. Ltd.	1,337	5,737
	ADTechnology Co. Ltd.	1,279	14,820
	Advanced Nano Products Co. Ltd.	823	53,547
	Advanced Process Systems Corp.	5,818	70,262
	Aekyung Chemical Co. Ltd.	6,553	42,643
	Aekyung Industrial Co. Ltd.	2,237	17,247
*	AeroSpace Technology of Korea, Inc.	6,981	20,606
	AfreecaTV Co. Ltd.	2,873	159,955
*	Agabang&Company	12,217	26,830
	Ahnlab, Inc.	606	26,473
	AJ Networks Co. Ltd.	2,003	8,248
*	Ajin Industrial Co. Ltd.	8,452	16,391
*	Alteogen, Inc.	3,913	100,470
*	ALUKO Co. Ltd.	10,456	18,424
*	Amicogen, Inc.	1,290	17,170
*	Aminologics Co. Ltd.	7,906	10,597
	Amorepacific Corp.	3,491	226,658
#	Amorepacific Group	7,089	122,740
*	Amotech Co. Ltd.	1,395	21,306
*	Anam Electronics Co. Ltd.	13,023	16,871
*	Ananti, Inc.	9,179	34,003
*	Anapass, Inc.	1,161	20,325
*	Anterogen Co. Ltd.	418	4,184
*	Apact Co. Ltd.	1,984	6,868
*	Aprogen Healthcare & Games, Inc.	14,804	4,258
*	Aprogen pharmaceuticals, Inc.	70,727	27,506
*	Aprogen, Inc.	107,169	78,384
	APS Holdings Corp.	1,428	12,008
	APTC Co. Ltd.	6,409	62,549
*	Aroot Co. Ltd.	33,216	11,891
	Asia Paper Manufacturing Co. Ltd.	1,337	34,319
*	A-Tech Solution Co. Ltd.	1,146	7,700
	Atinum Investment Co. Ltd.	5,620	10,746
	AUK Corp.	7,995	11,827
	Aurora World Corp.	2,303	12,349
	Austem Co. Ltd.	6,608	6,878
	Autech Corp.	4,220	17,341
	Avaco Co. Ltd.	2,470	29,607
*	Avatec Co. Ltd.	514	6,313
	Baiksan Co. Ltd.	4,496	27,112
	Bcworld Pharm Co. Ltd.	1,099	5,286
*	Benoholdings, Inc.	2,978	7,310
	BGF Co. Ltd.	7,644	17,499
	BGF retail Co. Ltd.	2,327	304,307

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	BH Co. Ltd.	5,352	$90,315
*	BHI Co. Ltd.	4,278	15,203
*	Binex Co. Ltd.	3,695	28,829
	Binggrae Co. Ltd.	1,377	36,042
*	Bioneer Corp.	2,751	51,298
*	BioSmart Co. Ltd.	4,491	10,340
*	BL Pharmtech Corp.	15,530	8,538
	Bluecom Co. Ltd.	1,141	3,229
	BNK Financial Group, Inc.	32,857	147,656
	Boditech Med, Inc.	6,480	46,823
*	Bohae Brewery Co. Ltd.	24,371	10,734
	BoKwang Industry Co. Ltd.	1,810	7,436
	Bolak Co. Ltd.	16,769	16,876
	Bookook Securities Co. Ltd.	462	5,854
	Boryung	6,319	46,514
*	Bosung Power Technology Co. Ltd.	7,684	21,441
	Bukwang Pharmaceutical Co. Ltd.	4,615	24,416
*	Bumyang Construction Co. Ltd.	4,584	10,188
	BYC Co. Ltd.	80	20,632
*	BYON Co. Ltd.	7,789	4,791
	Byucksan Corp.	8,835	12,035
*	Cafe24 Corp.	1,154	8,161
*	CammSys Corp.	17,801	26,061
	Camus Engineering & Construction, Inc.	8,563	10,196
	Cape Industries Ltd.	6,153	21,317
	Caregen Co. Ltd.	272	18,149
*	Carelabs Co. Ltd.	2,826	14,461
	Cell Biotech Co. Ltd.	1,375	10,797
	Celltrion Healthcare Co. Ltd.	6,186	300,971
*	Celltrion Pharm, Inc.	2,059	97,675
	Celltrion, Inc.	11,894	1,598,776
*	Cellumed Co. Ltd.	3,482	10,578
*	Central Motek Co. Ltd.	915	8,337
*	Chabiotech Co. Ltd.	4,235	39,137
	Changhae Ethanol Co. Ltd.	2,011	15,726
	Cheil Worldwide, Inc.	32,541	557,599
	Chemtronics Co. Ltd.	3,577	39,466
*	Chemtros Co. Ltd.	2,178	13,273
*	ChinHung International, Inc.	23,967	20,648
	Chinyang Holdings Corp.	7,730	16,290
*	Choa Pharmaceutical Co.	4,509	7,002
*	Choil Aluminum Co. Ltd.	11,512	18,872
	Chong Kun Dang Pharmaceutical Corp.	1,512	89,062
	Chongkundang Holdings Corp.	793	29,214
*	Chorokbaem Media Co. Ltd.	6,682	48,933
	Chosun Refractories Co. Ltd.	299	16,055
	Chunbo Co. Ltd.	750	114,714
*	CJ Bioscience, Inc.	210	3,829
	CJ CheilJedang Corp.	1,330	386,155
	CJ Corp.	4,599	231,464
	CJ ENM Co. Ltd.	5,743	295,296
	CJ Freshway Corp.	2,433	54,484
*	CJ Logistics Corp.	2,529	155,748
	CKD Bio Corp.	912	13,938
	Classys, Inc.	2,158	23,272
	Clean & Science Co. Ltd.	1,098	5,402
	CLIO Cosmetics Co. Ltd.	714	6,252
*	CMG Pharmaceutical Co. Ltd.	8,816	13,121
*	CoAsia Corp.	1,572	6,896

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	CODI-M Co. Ltd.	17,184	$7,395
*	Com2uS Holdings Corp.	880	26,611
#	Com2uSCorp.	3,282	163,303
*	Comtec Systems Co. Ltd.	24,345	10,691
*	ContentreeJoongAng Corp.	544	8,387
*	Coreana Cosmetics Co. Ltd.	5,220	10,311
*	COSMAX NBT, Inc.	2,057	5,552
	Cosmax, Inc.	4,493	144,131
*	Cosmecca Korea Co. Ltd.	1,142	5,203
*	CosmoAM&T Co. Ltd.	2,566	120,486
*	Cosmochemical Co. Ltd.	3,546	62,498
	Coway Co. Ltd.	24,935	966,877
	Coweaver Co. Ltd.	1,455	6,903
	Cowintech Co. Ltd.	500	8,883
	Creas F&C Co. Ltd.	1,268	17,674
*	Creative & Innovative System	3,518	32,135
	Creverse, Inc.	1,427	20,709
	CROWNHAITAI Holdings Co. Ltd.	1,391	5,940
*	CrystalGenomics, Inc.	5,676	13,555
#	CS Wind Corp.	3,127	128,815
*	CTC BIO, Inc.	2,098	9,960
*	Cube Entertainment, Inc.	1,159	14,161
	Cuckoo Holdings Co. Ltd.	3,109	35,428
	Cuckoo Homesys Co. Ltd.	1,747	35,161
*	Curexo, Inc.	2,147	10,760
*	CUROCOM Co. Ltd.	15,906	8,936
	Cymechs, Inc.	1,162	9,812
	D.I Corp.	2,915	8,978
*	DA Technology Co. Ltd.	2,975	7,428
	Dae Han Flour Mills Co. Ltd.	341	30,848
	Dae Hwa Pharmaceutical Co. Ltd.	1,232	8,763
	Dae Hyun Co. Ltd.	9,204	13,638
*	Dae Won Chemical Co. Ltd.	4,549	8,620
	Dae Won Kang Up Co. Ltd.	9,092	16,261
*	Dae Young Packaging Co. Ltd.	9,311	9,664
*	Dae Yu Co. Ltd.	6,027	14,245
*	Daea TI Co. Ltd.	5,700	11,374
*	Daebo Magnetic Co. Ltd.	512	21,684
	Daebongls Co. Ltd.	2,018	10,797
	Daechang Co. Ltd.	9,952	8,924
	Daedong Corp.	5,235	42,032
	Daeduck Electronics Co. Ltd.	5,825	100,260
	Daegu Department Store	870	6,073
	Daehan New Pharm Co. Ltd.	2,297	13,904
	Daehan Steel Co. Ltd.	1,697	14,563
*	Dae-Il Corp.	5,949	16,665
	Daejoo Electronic Materials Co. Ltd.	861	54,156
	Daejung Chemicals & Metals Co. Ltd.	974	12,146
	Daekyo Co. Ltd.	2,127	3,425
	Daelim B&Co Co. Ltd.	3,143	8,446
*	Daemyung Sonoseason Co. Ltd..	25,454	12,406
	Daesang Corp	5,918	86,944
	Daesang Holdings Co. Ltd.	2,845	14,124
*	Daesung Eltec Co. Ltd.	18,359	8,073
	Daesung Energy Co. Ltd.	2,804	21,671
	Daesung Holdings Co. Ltd.	508	35,193
*	Daewon Media Co. Ltd.	2,643	21,926
	Daewon Pharmaceutical Co. Ltd.	4,099	48,409
	Daewon San Up Co. Ltd.	2,161	8,350

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#*	Daewoo Engineering & Construction Co. Ltd.	99,911	$294,231
#*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	6,829	87,585
	Daewoong Co. Ltd.	2,917	42,209
	Daewoong Pharmaceutical Co. Ltd.	584	66,116
	Daihan Pharmaceutical Co. Ltd.	1,066	20,866
	Daishin Information & Communication	9,726	9,133
	Daishin Securities Co. Ltd.	8,360	81,797
*	Danal Co. Ltd.	11,350	45,975
*	Danawa Co. Ltd.	3,296	39,508
	Daol Investment & Securities Co. Ltd.	12,487	27,088
	Daou Data Corp.	4,343	47,334
	Daou Technology, Inc.	6,145	77,984
*	Dasan Networks, Inc.	7,361	20,792
	Dawonsys Co. Ltd.	3,979	47,647
*	Dayou Automotive Seat Technology Co. Ltd.	24,123	11,273
*	Dayou Plus Co. Ltd.	14,841	8,556
	DB Financial Investment Co. Ltd.	6,205	17,512
	DB Insurance Co. Ltd.	19,181	756,996
*	DB, Inc.	36,593	19,342
	DCM Corp.	1,124	11,032
	Dentium Co. Ltd.	2,450	130,955
	Deutsch Motors, Inc.	5,379	23,564
	Devsisters Co. Ltd.	1,372	46,855
	DGB Financial Group, Inc.	25,043	119,250
	Digital Daesung Co. Ltd.	4,602	20,625
*	Digital Imaging Technology Co. Ltd., Class C	1,887	7,532
*	DIO Corp.	2,824	39,285
	Display Tech Co. Ltd.	3,359	11,484
	DL Construction Co. Ltd.	2,489	22,950
	DL E&C Co. Ltd.	9,216	222,353
	DL Holdings Co. Ltd.	4,475	192,841
	DMS Co. Ltd.	7,907	26,005
	DN Automotive Corp.	274	11,137
	DNF Co. Ltd.	4,628	42,711
	Dohwa Engineering Co. Ltd.	4,413	27,709
	Dong A Eltek Co. Ltd.	1,716	7,495
	Dong-A Hwasung Co. Ltd.	2,071	11,175
	Dong-A Socio Holdings Co. Ltd.	536	38,328
	Dong-A ST Co. Ltd.	1,550	59,246
	Dong-Ah Geological Engineering Co. Ltd.	2,412	22,298
*	Dongbang Transport Logistics Co. Ltd.	14,438	21,717
	Dongbu Corp.	4,141	19,769
	Dongjin Semichem Co. Ltd.	14,687	309,063
	Dongkoo Bio & Pharma Co. Ltd.	2,893	11,430
	DongKook Pharmaceutical Co. Ltd.	4,060	44,691
	Dongkuk Steel Mill Co. Ltd.	24,092	193,042
	Dongkuk Structures & Construction Co. Ltd.	6,207	22,647
	Dongsuh Cos., Inc.	3,683	52,684
	Dongsung Chemical Co. Ltd.	11,196	34,677
	Dongsung Finetec Co. Ltd.	5,249	40,634
*	Dongsung Pharmaceutical Co. Ltd.	1,400	6,582
*	Dongwha Enterprise Co. Ltd.	702	32,274
	Dongwha Pharm Co. Ltd.	3,999	25,311
	Dongwon Development Co. Ltd.	13,299	33,193
	Dongwon F&B Co. Ltd.	335	30,322
	Dongwon Industries Co. Ltd.	374	60,354
	Dongwon Systems Corp.	1,256	40,426
	Dongyang E&P, Inc.	1,464	12,927
	Doosan Bobcat, Inc.	14,251	334,456

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Doosan Co. Ltd.	2,716	$147,149
*	Doosan Enerbility Co. Ltd.	37,309	346,166
#*	Doosan Fuel Cell Co. Ltd.	4,019	76,693
	Doosan Tesna, Inc.	3,921	73,272
	DoubleUGames Co. Ltd.	4,495	151,069
	Douzone Bizon Co. Ltd.	3,895	83,249
*	Dream Security Co. Ltd.	10,040	19,066
	Dreamtech Co. Ltd.	7,171	48,163
*	Dreamus Co.	4,115	7,619
	Drgem Corp.	1,242	8,365
*	DSK Co. Ltd.	2,111	8,558
*	Duck Yang Industry Co. Ltd.	3,457	7,104
*	Duk San Neolux Co. Ltd.	1,914	51,410
*	Duksan Hi-Metal Co. Ltd.	1,894	7,624
*	Duksan Techopia Co. Ltd.	961	11,735
	DY Corp.	4,932	18,781
	DY POWER Corp.	3,390	26,010
	DYPNF Co. Ltd.	838	24,011
*	E Investment&Development Co. Ltd.	19,186	13,443
*	E& Corp. Co. Ltd.	5,126	9,419
*	E&D Co. Ltd.	566	11,579
*	E&M Co. Ltd.	26,100	6,758
	E1 Corp.	1,179	35,335
	Eagon Industrial Ltd.	1,685	8,833
	Easy Bio, Inc.	3,302	8,881
	eBEST Investment & Securities Co. Ltd.	3,331	11,801
	Echo Marketing, Inc.	5,576	54,898
*	EcoBio Holdings Co. Ltd.	2,544	9,043
	Ecoplastic Corp.	9,576	20,364
	Ecopro BM Co. Ltd.	4,383	353,024
#	Ecopro Co. Ltd.	4,704	466,953
	Ecopro HN Co. Ltd.	1,453	52,535
	e-Credible Co. Ltd.	854	10,243
*	Ehwa Technologies Information Co. Ltd.	39,858	19,591
	Elentec Co. Ltd.	4,729	40,198
	e-LITECOM Co. Ltd.	1,118	4,249
	E-MART, Inc.	4,942	292,975
*	EMKOREA Co. Ltd.	4,828	9,543
	EM-Tech Co. Ltd.	2,530	48,457
*	Enex Co. Ltd.	13,268	8,179
	ENF Technology Co. Ltd.	2,654	42,532
*	Enplus Co. Ltd.	9,169	31,991
*	Enzychem Lifesciences Corp.	19,669	26,335
	Eo Technics Co. Ltd.	1,424	65,005
	Estechpharma Co. Ltd.	1,744	8,951
*	E-TRON Co. Ltd.	141,985	15,626
*	Eubiologics Co. Ltd.	2,493	18,139
	Eugene Corp.	15,858	37,841
	Eugene Investment & Securities Co. Ltd.	13,616	21,898
	Eugene Technology Co. Ltd.	3,358	50,661
	Eusu Holdings Co. Ltd.	1,499	7,258
*	Ewon Comfortech Co. Ltd.	2,746	16,386
*	E-World	8,526	9,352
*	Exem Co. Ltd.	4,667	11,766
	Exicon Co. Ltd.	1,987	12,685
	F&F Co. Ltd.	4,745	483,459
	Fila Holdings Corp.	15,578	356,779
	Fine M-Tec Co. Ltd.	3,760	19,980
	Fine Semitech Corp.	2,256	21,319

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Fine Technix Co. Ltd.	2,045	$3,382
*	Finetek Co. Ltd.	15,480	11,940
*	Firstec Co. Ltd.	4,429	9,388
*	Flask Co. Ltd.	12,050	12,714
	Foosung Co. Ltd.	7,328	63,566
	Fursys, Inc.	987	18,978
	Gabia, Inc.	3,274	23,399
	Galaxia Moneytree Co. Ltd.	1,980	7,006
	Gaon Cable Co. Ltd.	1,166	13,653
*	GemVax & Kael Co. Ltd.	3,004	26,094
	Gemvaxlink Co. Ltd.	20,885	15,154
*	Genematrix, Inc.	3,743	12,228
*	Genexine, Inc.	2,647	41,501
*	Genie Music Corp.	4,854	12,847
	GENOLUTION, Inc.	1,619	11,742
	Geumhwa PSC Co. Ltd.	1,330	26,074
	Global Standard Technology Co. Ltd.	1,924	26,645
	GMB Korea Corp.	1,496	5,088
*	GNCO Co. Ltd.	29,250	8,966
#	Golfzon Co. Ltd.	1,350	109,074
	Golfzon Newdin Holdings Co. Ltd.	4,684	17,675
	Gradiant Corp.	4,366	41,769
	Green Chemical Co. Ltd.	4,719	32,573
	Green Cross Corp.	966	86,282
	Green Cross Holdings Corp.	6,422	78,050
	GS Engineering & Construction Corp.	25,991	394,927
	GS Holdings Corp.	12,292	396,485
	GS Retail Co. Ltd.	12,553	223,518
	Gwangju Shinsegae Co. Ltd.	735	16,242
	Haatz, Inc.	2,639	9,584
	Hae In Corp.	3,033	13,198
	HAESUNG DS Co. Ltd.	2,906	77,273
	Haitai Confectionery & Foods Co. Ltd.	2,093	8,636
*	Han Chang Corp.	13,995	8,455
	Han Kuk Carbon Co. Ltd.	6,365	49,476
	Hana Financial Group, Inc.	45,385	1,312,143
	Hana Materials, Inc.	1,780	38,183
*	Hana Micron, Inc.	10,893	71,242
	Hana Pharm Co. Ltd.	1,053	10,561
*	Hanall Biopharma Co. Ltd.	2,608	25,919
	HanChang Paper Co. Ltd.	8,720	9,113
*	Hancom, Inc.	2,264	20,764
	Handok, Inc.	2,093	23,783
	Handsome Co. Ltd.	4,735	83,278
	Hanjin Transportation Co. Ltd.	2,334	31,594
	Hankook Shell Oil Co. Ltd.	254	44,386
#	Hanmi Pharm Co. Ltd.	1,401	248,559
	Hanmi Science Co. Ltd.	1,201	26,949
	Hanmi Semiconductor Co. Ltd.	10,478	86,515
	HanmiGlobal Co. Ltd.	1,073	29,829
	Hanon Systems	31,745	173,464
	Hansae Co. Ltd.	8,611	88,937
	Hansae Yes24 Holdings Co. Ltd.	3,465	11,223
	Hanshin Construction Co. Ltd.	4,001	24,716
	Hanshin Machinery Co.	4,076	19,646
	Hansol Chemical Co. Ltd.	3,120	405,231
	Hansol Holdings Co. Ltd.	10,383	23,015
	Hansol HomeDeco Co. Ltd.	19,281	14,250
*	Hansol IONES Co. Ltd.	3,098	14,328

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hansol Logistics Co. Ltd.	7,255	$13,144
	Hansol Paper Co. Ltd.	4,665	44,624
*	Hansol Technics Co. Ltd.	9,847	35,888
	Hanssem Co. Ltd.	942	24,729
#	Hanwha Aerospace Co. Ltd.	12,199	568,125
*	Hanwha General Insurance Co. Ltd.	19,605	50,595
	Hanwha Investment & Securities Co. Ltd.	28,229	48,606
*	Hanwha Life Insurance Co. Ltd.	114,520	175,327
*	Hanwha Solutions Corp.	13,526	447,016
	Hanyang Eng Co. Ltd.	4,035	38,450
	Hanyang Securities Co. Ltd.	2,979	18,128
	HB Technology Co. Ltd.	20,026	25,682
	HD Hyundai Co. Ltd.	15,299	653,103
	HDC Holdings Co. Ltd.	11,304	43,300
#	HDC Hyundai Development Co. Engineering & Construction, Class E	18,020	126,299
	HDC Hyundai Engineering Plastics Co. Ltd.	2,052	5,589
	Hecto Financial Co. Ltd.	710	11,548
	Hecto Innovation Co. Ltd.	2,056	18,890
*	Helixmith Co. Ltd.	4,054	35,506
*	HFR, Inc.	2,979	63,236
	High Tech Pharm Co. Ltd.	903	5,780
	HIMS Co. Ltd.	1,879	7,568
#	Hite Jinro Co. Ltd.	8,676	156,000
	Hitejinro Holdings Co. Ltd.	2,275	16,114
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	9,275	19,781
*	HJ Shipbuilding & Construction Co. Ltd.	6,945	17,083
	HL D&I Halla Corp.	5,627	11,217
	HL Holdings Corp.	1,851	40,884
	HL Mando Co. Ltd.	5,681	196,697
*	HLB Global Co. Ltd.	2,902	16,206
*	HLB Life Science Co. Ltd..	6,875	58,430
*	Hlb Pharma Ceutical Co. Ltd	2,126	20,833
*	HLB Therapeutics Co. Ltd.	3,662	34,737
*	HLB, Inc.	7,583	214,983
*	Home Center Holdings Co. Ltd.	29,955	22,777
*	Homecast Co. Ltd.	6,694	19,329
	Hotel Shilla Co. Ltd.	12,322	561,110
*	HSD Engine Co. Ltd.	4,700	21,561
*	Hugel, Inc.	851	66,665
*	Humax Co. Ltd.	9,576	23,652
	Humedix Co. Ltd.	1,698	25,079
*	Huneed Technologies	2,154	9,408
	Huons Co. Ltd.	1,603	35,135
	Huons Global Co. Ltd.	1,464	18,154
	Huvis Corp.	4,251	14,676
	Huvitz Co. Ltd.	2,931	22,681
	Hwa Shin Co. Ltd.	5,583	34,849
*	Hwail Pharm Co. Ltd.	11,956	18,260
	Hwangkum Steel & Technology Co. Ltd.	2,449	12,318
	Hwaseung Enterprise Co. Ltd.	2,019	12,474
	HwaSung Industrial Co. Ltd.	2,547	19,724
*	HYBE Co. Ltd.	963	81,516
	Hy-Lok Corp.	2,158	31,235
	Hyosung Advanced Materials Corp.	570	127,330
*	Hyosung Chemical Corp.	791	56,214
	Hyosung Corp.	2,209	106,147
*	Hyosung Heavy Industries Corp.	1,606	64,568
	Hyosung TNC Corp.	1,356	248,534
	HyosungITX Co. Ltd.	577	5,322

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyulim ROBOT Co. Ltd.	14,592	$21,294
	Hyundai Autoever Corp.	891	73,891
	Hyundai Bioland Co. Ltd.	797	6,763
	Hyundai BNG Steel Co. Ltd.	1,259	9,170
	Hyundai Construction Equipment Co. Ltd.	4,937	148,673
	Hyundai Corp.	2,484	28,210
	Hyundai Corp. Holdings, Inc.	1,866	13,286
	Hyundai Department Store Co. Ltd.	1,955	74,149
*	Hyundai Doosan Infracore Co. Ltd.	61,624	239,572
*	Hyundai Electric & Energy System Co. Ltd.	4,216	101,493
	Hyundai Elevator Co. Ltd.	6,752	119,303
*	Hyundai Energy Solutions Co. Ltd.	998	41,166
	Hyundai Engineering & Construction Co. Ltd.	19,589	478,899
*	HYUNDAI EVERDIGM Corp.	2,354	13,495
	Hyundai Ezwel Co. Ltd.	4,878	17,617
	Hyundai Futurenet Co. Ltd.	13,368	24,737
	Hyundai Greenfood Co. Ltd.	14,958	68,285
	Hyundai Home Shopping Network Corp.	1,928	60,570
	Hyundai Livart Furniture Co. Ltd.	3,789	22,369
	Hyundai Marine & Fire Insurance Co. Ltd.	23,114	539,784
*	Hyundai Mipo Dockyard Co. Ltd.	2,807	180,650
	Hyundai Mobis Co. Ltd.	7,754	1,189,303
	Hyundai Motor Co.	13,661	1,574,273
	Hyundai Motor Securities Co. Ltd.	5,127	33,130
	Hyundai Pharmaceutical Co. Ltd.	3,292	11,558
*	Hyundai Rotem Co. Ltd.	12,600	215,002
	Hyundai Steel Co.	8,041	158,229
#	Hyundai Wia Corp.	4,375	187,160
	HyVision System, Inc.	2,805	29,941
	i3system, Inc.	1,346	14,911
*	iA, Inc.	22,351	10,915
	ICD Co. Ltd.	4,838	28,707
	IDIS Holdings Co. Ltd.	952	7,315
	Iljin Electric Co. Ltd.	5,905	18,096
	Iljin Holdings Co. Ltd.	6,856	19,289
	Iljin Power Co. Ltd.	2,335	21,170
	Ilshin Spinning Co. Ltd.	381	27,792
	Ilsung Pharmaceuticals Co. Ltd.	190	14,186
	Ilyang Pharmaceutical Co. Ltd.	1,351	16,840
*	iMarketKorea, Inc.	5,701	41,193
	InBody Co. Ltd.	3,162	45,504
*	INCON Co. Ltd.	6,813	5,394
	Incross Co. Ltd.	771	8,622
	Industrial Bank of Korea	30,456	223,200
*	Infinitt Healthcare Co. Ltd.	2,990	9,643
*	Inhwa Precision Co. Ltd.	1,640	14,653
	INITECH Co. Ltd.	559	1,274
*	INNO Instrument, Inc.	5,170	4,369
	Innocean Worldwide, Inc.	3,398	95,711
	InnoWireless Co. Ltd.	369	7,106
	Innox Advanced Materials Co. Ltd.	3,976	76,092
*	Innox Corp.	828	12,001
*	Inscobee, Inc.	5,576	5,983
*	Insun ENT Co. Ltd.	3,901	24,522
*	Insung Information Co. Ltd.	8,315	11,889
	Intekplus Co. Ltd.	2,308	22,286
	Intellian Technologies, Inc.	653	28,552
	Intelligent Digital Integrated Security Co. Ltd.	826	12,458
*	Interflex Co. Ltd.	2,044	14,672

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Interojo Co. Ltd.	1,228	$20,949
	INTOPS Co. Ltd.	2,857	55,729
*	iNtRON Biotechnology, Inc.	3,888	24,096
	Inzi Controls Co. Ltd.	2,405	13,490
	IS Dongseo Co. Ltd.	3,763	83,158
	ISC Co. Ltd.	2,345	49,820
	i-SENS, Inc.	1,673	40,579
*	ISU Abxis Co. Ltd.	2,469	10,264
	ISU Chemical Co. Ltd.	5,500	96,977
*	IsuPetasys Co. Ltd.	10,649	43,885
*	ITCEN Co. Ltd.	3,543	9,155
*	ITEK, Inc.	4,474	24,665
	ITM Semiconductor Co. Ltd.	554	11,405
	It’s Hanbul Co. Ltd.	1,009	10,101
*	Jaeyoung Solutec Co. Ltd.	16,568	6,658
*	Jahwa Electronics Co. Ltd.	1,279	16,691
	JASTECH Ltd.	1,874	8,704
	JB Financial Group Co. Ltd.	16,738	84,285
	JC Chemical Co. Ltd.	4,150	21,467
	JC Hyun System, Inc.	3,328	8,427
	Jeil Pharmaceutical Co. Ltd.	637	7,969
*	Jeju Beer Co. Ltd.	9,607	10,064
*	Jeju Semiconductor Corp.	3,960	10,598
	Jinsung T.E.C	3,429	25,932
	JLS Co. Ltd.	1,866	9,730
*	JNK Heaters Co. Ltd.	1,897	7,114
*	JNTC Co. Ltd.	2,483	8,133
*	JoyCity Corp.	2,763	8,109
	JS Corp.	1,238	12,271
	Jusung Engineering Co. Ltd.	10,831	86,732
	JVM Co. Ltd.	1,438	17,587
	JW Holdings Corp.	12,214	24,058
	JW Life Science Corp.	1,759	14,506
	JW Pharmaceutical Corp.	2,150	28,222
*	JW Shinyak Corp.	3,407	7,999
	JYP Entertainment Corp.	6,498	252,607
	Kakao Corp	12,715	451,062
*	Kakao Games Corp.	5,182	143,336
	Kangnam Jevisco Co. Ltd.	731	10,740
*	Kangwon Land, Inc.	4,379	70,604
	KAON Media Co. Ltd.	4,709	19,423
	KB Financial Group, Inc.	59,651	2,007,200
	KB Financial Group, Inc., ADR	434	14,556
	KC Co. Ltd.	2,179	23,665
	KC Tech Co. Ltd.	3,067	32,435
	KCC Corp.	1,119	191,169
	KCC Engineering & Construction Co. Ltd.	1,061	4,336
	KCC Glass Corp.	1,315	35,659
	KCI Ltd.	1,125	6,625
	KCTC	5,926	16,817
*	KEC Corp.	10,697	19,247
*	KEC Holdings Co. Ltd.	12,044	10,133
	KEPCO Engineering & Construction Co., Inc.	1,501	52,237
	KEPCO Plant Service & Engineering Co. Ltd.	4,983	111,437
	Keyang Electric Machinery Co. Ltd.	5,137	9,563
*	KEYEAST Co. Ltd.	2,966	11,926
	KG Chemical Corp.	3,274	52,779
	KG Dongbu Steel	8,845	48,152
	KG Eco Technology Service Co. Ltd.	1,985	13,235

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kginicis Co. Ltd.	7,816	$70,365
	KGMobilians Co. Ltd.	5,530	22,013
	KH Vatec Co. Ltd.	4,841	41,163
	Kia Corp.	28,969	1,346,212
*	KidariStudio, Inc.	3,003	13,143
	KINX, Inc.	659	23,764
	KISCO Corp.	1,610	6,572
	KISCO Holdings Co. Ltd.	1,214	10,979
	KISWIRE Ltd.	2,924	36,783
	KIWOOM Securities Co. Ltd.	4,612	260,952
	KM Corp.	1,953	7,618
*	KMW Co. Ltd.	2,063	34,181
	Knotus Co. Ltd.	2,115	8,471
*	KNW Co. Ltd.	1,699	10,088
*	KoBioLabs, Inc.	981	7,622
	Koh Young Technology, Inc.	7,378	61,716
#	Kolmar BNH Co. Ltd.	6,206	93,671
#	Kolmar Korea Co. Ltd.	4,947	118,704
	Kolmar Korea Holdings Co. Ltd.	3,177	30,726
	Kolon Corp.	1,302	20,613
	Kolon Global Corp.	1,683	15,811
	Kolon Industries, Inc.	7,489	228,051
	Kolon Plastic, Inc.	1,824	12,415
	Komelon Corp.	1,270	9,041
	KoMiCo Ltd.	1,679	54,703
*	KONA I Co. Ltd.	2,442	26,515
	Kook Soon Dang Brewery Co. Ltd.	1,712	7,799
	Kopla Co. Ltd.	4,133	14,150
	Korea Alcohol Industrial Co. Ltd.	5,044	37,297
	Korea Asset In Trust Co. Ltd.	20,730	42,178
	Korea Business News Co. Ltd.	1,839	6,917
	Korea Cast Iron Pipe Industries Co. Ltd.	2,924	14,004
*	Korea Circuit Co. Ltd.	4,698	47,154
	Korea Electric Terminal Co. Ltd.	1,432	52,020
	Korea Electronic Certification Authority, Inc.	3,177	10,997
	Korea Electronic Power Industrial Development Co. Ltd.	4,695	26,338
	Korea Export Packaging Industrial Co. Ltd.	802	14,242
	Korea Flange Co. Ltd.	5,239	8,816
	Korea Gas Corp.	7,365	179,736
	Korea Investment Holdings Co. Ltd.	12,936	449,057
	Korea Petrochemical Ind Co. Ltd.	694	57,549
	Korea Petroleum Industries Co.	1,794	13,558
	Korea Pharma Co. Ltd.	530	8,228
	Korea Ratings Corp.	163	7,689
	Korea Real Estate Investment & Trust Co. Ltd.	35,312	33,798
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	5,288	269,378
	Korea United Pharm, Inc.	1,508	25,138
	Korea Zinc Co. Ltd.	774	347,102
	Korean Reinsurance Co.	25,144	129,643
*	Kortek Corp.	3,138	19,956
*	KOSES Co. Ltd.	2,319	12,001
*	KPM Tech Co. Ltd.	43,209	11,549
	KPX Chemical Co. Ltd.	815	27,308
*	KT Alpha Co. Ltd.	5,035	18,460
	KT Skylife Co. Ltd.	6,097	34,996
	KT Submarine Co. Ltd.	2,188	8,357
	KTCS Corp	13,494	20,441
*	Kuk Young G&M	7,186	6,298
	Kukbo Design Co. Ltd.	981	11,967

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kukdo Chemical Co. Ltd.	567	$17,205
	Kukdong Oil & Chemicals Co. Ltd.	4,500	11,271
	Kukjeon Pharmaceutical Co. Ltd.	2,390	12,804
*	Kum Yang Co. Ltd.	3,102	59,770
*	Kumho HT, Inc.	38,994	27,329
	Kumho Petrochemical Co. Ltd.	6,503	596,159
*	Kumho Tire Co., Inc.	19,186	41,476
	KUMHOE&C Co. Ltd.	8,092	34,329
	Kumkang Kind Co. Ltd.	7,189	26,200
	Kwang Dong Pharmaceutical Co. Ltd.	13,256	54,946
	Kwang Myung Electric Co. Ltd.	8,027	11,832
*	KX Hitech Co. Ltd.	13,170	12,134
	Kyeryong Construction Industrial Co. Ltd.	1,770	21,195
	Kyobo Securities Co. Ltd.	5,168	18,923
	Kyochon F&B Co. Ltd.	3,977	29,141
	Kyongbo Pharmaceutical Co. Ltd.	1,775	6,757
	Kyung Dong Navien Co. Ltd.	1,367	33,011
	Kyung Nong Corp.	1,661	10,701
	Kyungbang Co. Ltd.	3,048	23,410
*	Kyungchang Industrial Co. Ltd.	3,490	4,771
	Kyungdong Pharm Co. Ltd.	5,683	29,330
	Kyung-In Synthetic Corp.	12,630	42,170
	L&C Bio Co. Ltd.	1,830	28,783
*	L&F Co. Ltd.	1,456	229,450
	LabGenomics Co. Ltd.	10,654	53,807
*	Lake Materials Co. Ltd.	14,801	60,418
	LB Semicon, Inc.	9,863	55,388
	Lee Ku Industrial Co. Ltd.	6,450	13,673
#	LEENO Industrial, Inc.	2,877	275,638
	LF Corp.	5,047	52,531
	LG Chem Ltd.	3,706	1,626,336
	LG Electronics, Inc.	34,973	1,997,666
	LG H&H Co. Ltd.	2,081	743,501
	LG HelloVision Co. Ltd.	11,051	35,185
	LG Innotek Co. Ltd.	2,409	499,781
	Lion Chemtech Co. Ltd.	1,561	9,997
	LMS Co. Ltd.	450	2,185
	LOT Vacuum Co. Ltd.	1,310	9,312
#	Lotte Chemical Corp.	2,457	254,590
	Lotte Chilsung Beverage Co. Ltd.	845	83,210
	Lotte Confectionery Co. Ltd.	360	32,826
	Lotte Corp.	6,719	153,550
*	Lotte Data Communication Co.	1,008	16,500
	LOTTE Fine Chemical Co. Ltd.	5,522	217,144
	LOTTE Himart Co. Ltd.	2,510	23,225
*	Lotte Non-Life Insurance Co. Ltd.	23,154	24,026
	Lotte Shopping Co. Ltd.	2,287	140,024
*	Lotte Tour Development Co. Ltd.	2,889	18,277
	LS Corp.	6,738	313,954
	LS Electric Co. Ltd.	4,112	158,481
	Lutronic Corp.	2,064	26,203
*	LVMC Holdings	21,162	40,261
	LX Hausys Ltd.	1,948	43,946
	LX Semicon Co. Ltd.	4,078	236,604
*	M2N Co. Ltd.	4,366	17,005
	Macquarie Korea Infrastructure Fund	51,402	398,375
	Macrogen, Inc.	1,168	16,661
	Maeil Dairies Co. Ltd.	1,150	37,973
	Maeil Holdings Co. Ltd.	1,193	7,059

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	MAKUS, Inc.	1,880	$8,951
	Mcnex Co. Ltd.	3,980	76,495
*	MDS Tech, Inc.	5,315	21,854
*	ME2ON Co. Ltd.	8,652	28,285
	Mediana Co. Ltd.	2,343	7,689
*	MEDICOX Co. Ltd.	2,561	15,531
*	Medifron DBT Co. Ltd.	5,056	4,497
*	Medipost Co. Ltd.	1,643	16,568
	Medy-Tox, Inc.	903	66,552
	Meerecompany, Inc.	1,065	15,627
	MegaStudy Co. Ltd.	2,286	17,636
	MegaStudyEdu Co. Ltd.	1,509	90,683
	MEKICS Co. Ltd.	2,583	7,377
	Meritz Financial Group, Inc.	12,526	190,381
	Meritz Fire & Marine Insurance Co. Ltd.	13,651	300,843
#	Meritz Securities Co. Ltd.	135,284	350,801
*	Mgame Corp.	4,951	20,975
	Mi Chang Oil Industrial Co. Ltd.	177	9,244
	MiCo Ltd.	8,660	56,380
	Mirae Asset Life Insurance Co. Ltd.	18,089	33,627
	Mirae Asset Securities Co. Ltd.	101,373	451,265
	Mirae Asset Venture Investment Co. Ltd.	8,034	24,146
	Miwon Chemicals Co. Ltd.	147	6,221
	Miwon Commercial Co. Ltd.	534	63,573
	Miwon Holdings Co. Ltd.	286	23,075
	Miwon Specialty Chemical Co. Ltd.	566	66,551
	MK Electron Co. Ltd.	3,608	25,512
	MNTech Co. Ltd.	3,176	32,540
*	Mobase Co. Ltd.	2,910	5,949
*	Mobase Electronics Co. Ltd.	7,801	7,266
*	Monalisa Co. Ltd.	2,798	5,825
	MonAmi Co. Ltd.	3,983	8,781
	Moonbae Steel Co. Ltd.	4,967	11,769
	Moorim P&P Co. Ltd.	4,923	15,630
	Motonic Corp.	2,192	11,716
*	Motrex Co. Ltd.	2,262	24,865
*	MS Autotech Co. Ltd.	8,274	23,296
	Muhak Co. Ltd.	3,862	13,046
	Multicampus Co. Ltd.	679	17,048
*	MyungMoon Pharm Co. Ltd.	4,579	7,860
	Nam Hwa Construction Co. Ltd.	3,709	17,096
	Namhae Chemical Corp.	2,401	15,361
*	Namsun Aluminum Co. Ltd.	27,512	40,108
*	Namuga Co. Ltd.	1,476	11,775
	Namyang Dairy Products Co. Ltd.	94	23,970
*	NanoenTek, Inc.	3,575	12,946
	Nasmedia Co. Ltd.	931	20,199
	NAVER Corp.	5,364	636,268
#	NCSoft Corp.	2,375	648,801
*	NDFOS Co. Ltd.	2,511	9,149
	NeoPharm Co. Ltd.	1,577	19,077
*	Neowiz	2,469	62,391
	NEOWIZ HOLDINGS Corp.	920	15,615
*	Nepes Ark Corp.	2,642	42,925
*	NEPES Corp.	3,491	44,607
*	Neptune Co.	1,487	13,123
#Ω	Netmarble Corp.	6,020	188,130
	New Power Plasma Co. Ltd.	2,910	6,906
	Nexen Corp.	4,007	11,246

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Nexen Tire Corp.	4,735	$25,622
*	Next Entertainment World Co. Ltd.	2,346	8,702
	NEXTIN, Inc.	1,175	42,635
	NH Investment & Securities Co. Ltd.	53,884	338,805
*	NHN Corp.	8,005	128,727
*	NHN KCP Corp.	7,685	67,524
	Nice Information & Telecommunication, Inc.	2,046	38,011
#	NICE Information Service Co. Ltd.	12,034	109,573
	NICE Total Cash Management Co. Ltd.	8,837	28,567
*	NK Co. Ltd.	11,295	7,051
	Nong Shim Holdings Co. Ltd.	454	19,522
	Nong Woo Bio Co. Ltd.	3,393	19,125
	NongShim Co. Ltd.	758	160,561
	NOROO Paint & Coatings Co. Ltd.	4,968	26,941
	NOVAREX Co. Ltd.	2,936	24,481
	NPC	6,680	31,666
*	NSN Co. Ltd.	12,887	9,024
*	nTels Co. Ltd.	2,689	8,466
	Oceanbridge Co. Ltd.	1,631	14,516
#	OCI Co. Ltd.	6,079	434,193
	Okong Corp.	5,256	11,683
*	Omnisystem Co. Ltd.	6,034	6,236
	OptoElectronics Solutions Co. Ltd.	742	8,241
	OPTUS Pharmaceutical Co. Ltd.	3,594	15,622
*	Orbitech Co. Ltd.	3,497	11,444
	Orion Corp.	4,718	335,742
	Orion Holdings Corp.	7,752	77,738
	Osstem Implant Co. Ltd.	2,624	195,391
*††	Osung Advanced Materials Co. Ltd.	18,332	28,601
	Ottogi Corp.	332	102,838
	Paik Kwang Industrial Co. Ltd.	9,444	29,393
	Pan Ocean Co. Ltd.	44,959	135,386
	Pang Rim Co. Ltd.	3,941	19,480
*	Pan-Pacific Co. Ltd.	13,904	11,693
	Park Systems Corp.	894	68,680
	Partron Co. Ltd.	11,262	64,729
	Paseco Co. Ltd.	1,912	16,952
*	Pearl Abyss Corp.	3,735	108,747
	People & Technology, Inc.	4,736	152,991
	PHA Co. Ltd.	2,660	11,377
*	PharmAbcine	3,815	9,434
	PharmaResearch Co. Ltd.	898	38,694
*	PharmGen Science, Inc.	2,513	13,277
*	Pharmicell Co. Ltd.	3,920	27,986
*	Philoptics Co. Ltd.	1,534	7,956
*††	Philosys Healthcare Co. Ltd.	23,100	21,163
	PI Advanced Materials Co. Ltd.	4,049	84,060
	PJ Electronics Co. Ltd.	1,360	5,942
*	Playgram Co. Ltd.	25,450	15,804
	Point Engineering Co. Ltd.	6,429	8,931
*	Polaris Office Corp.	10,082	8,126
	POSCO Chemical Co. Ltd.	545	76,098
	Posco ICT Co. Ltd.	3,511	14,095
	Posco International Corp.	16,950	245,239
	Posco M-Tech Co. Ltd.	5,805	30,241
	POSCO Steeleon Co. Ltd.	469	8,876
*	Power Logics Co. Ltd.	5,517	20,747
	Protec Co. Ltd.	1,501	22,974
	PSK, Inc.	6,562	70,028

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Pulmuone Co. Ltd.	3,204	$23,023
	Pungkuk Ethanol Co. Ltd.	780	7,194
*	Q Capital Partners Co. Ltd.	23,911	7,324
	Rayence Co. Ltd.	1,568	10,551
	Reyon Pharmaceutical Co. Ltd.	587	7,889
	RFHIC Corp.	1,978	29,145
*	RFTech Co. Ltd.	9,790	30,105
	RN2 Technologies Co. Ltd.	1,078	7,306
*	Robostar Co. Ltd.	1,279	15,626
	Rsupport Co. Ltd	3,117	9,172
	S Net Systems, Inc.	3,516	11,344
	S&S Tech Corp.	1,157	20,119
*	S.Y. Co. Ltd.	6,825	15,250
	S-1 Corp.	8,423	368,643
	Sajo Industries Co. Ltd.	228	6,669
	Sajodaerim Corp.	694	11,549
*	Sajodongaone Co. Ltd.	23,286	17,067
*	Sam Chun Dang Pharm Co. Ltd.	801	17,140
*	SAM KANG M&T Co. Ltd.	4,931	69,931
	Sam Yung Trading Co. Ltd.	3,832	34,838
	Sambo Corrugated Board Co. Ltd.	2,251	15,860
	Sambo Motors Co. Ltd.	3,324	13,669
*	Sambu Engineering & Construction Co. Ltd.	20,675	19,763
	Samchully Co. Ltd.	452	88,505
	Samchuly Bicycle Co. Ltd.	1,569	7,201
	Samho Development Co. Ltd.	5,403	14,699
*	SAMHWA NETWORKS Co. Ltd.	4,656	7,813
	SAMHWA Paints Industrial Co. Ltd	4,611	20,111
	Samick Musical Instruments Co. Ltd.	11,471	9,487
	Samick THK Co. Ltd.	1,425	11,533
*	Samil C&S Co. Ltd.	1,410	5,983
	Samji Electronics Co. Ltd.	3,059	17,450
	Samjin Pharmaceutical Co. Ltd.	1,297	22,927
	Samkee Corp.	10,510	31,360
	Sammok S-Form Co. Ltd.	1,045	12,260
*Ω	Samsung Biologics Co. Ltd.	482	296,207
	Samsung C&T Corp.	8,552	709,915
	Samsung Card Co. Ltd.	9,714	210,589
	Samsung Electro-Mechanics Co. Ltd.	9,579	811,260
	Samsung Electronics Co. Ltd.,GDR	7,253	7,493,934
	Samsung Electronics Co. Ltd.	343,746	14,306,648
*	Samsung Engineering Co. Ltd.	41,406	691,700
	Samsung Fire & Marine Insurance Co. Ltd.	13,310	1,866,719
*	Samsung Heavy Industries Co. Ltd.	52,454	189,365
	Samsung Life Insurance Co. Ltd.	9,807	463,457
*	Samsung Pharmaceutical Co. Ltd.	6,266	11,950
	Samsung Publishing Co. Ltd.	769	13,395
	Samsung SDI Co. Ltd.	2,889	1,490,478
	Samsung SDS Co. Ltd.	3,663	320,912
	Samsung Securities Co. Ltd.	26,255	584,142
	SAMT Co. Ltd.	10,436	18,875
	Samwha Capacitor Co. Ltd.	2,032	45,619
	Samwha Electric Co. Ltd.	664	7,190
	Samyang Corp.	527	13,713
	Samyang Foods Co. Ltd.	757	58,895
	Samyang Packaging Corp.	522	5,822
	Samyang Tongsang Co. Ltd.	207	7,277
*	Samyung ENC Co. Ltd.	2,128	8,884
*	Sangbo Corp.	8,316	8,389

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sangsangin Co. Ltd.	3,203	$14,542
	Sangsin Energy Display Precision Co. Ltd.	2,574	29,712
	SaraminHR Co. Ltd.	2,216	49,884
	Satrec Initiative Co. Ltd.	231	4,090
	SAVEZONE I&C Corp.	4,590	8,289
*	SBI Investment Korea Co. Ltd.	14,026	11,640
*	SBW	94,220	24,852
*	S-Connect Co. Ltd.	13,733	7,932
*	SDN Co. Ltd.	20,819	28,960
	Seah Besteel Holdings Corp.	4,085	47,968
	SeAH Steel Corp.	245	23,846
	SeAH Steel Holdings Corp.	189	17,932
	Sebang Co. Ltd.	4,380	50,526
	Sebang Global Battery Co. Ltd.	743	20,287
#	Seegene, Inc.	14,775	297,031
	Segyung Hitech Co. Ltd.	2,425	19,798
	Sejin Heavy Industries Co. Ltd.	3,584	14,388
	Sejong Industrial Co. Ltd.	4,190	13,575
	Sejong Telecom, Inc.	38,421	18,106
*	Sekonix Co. Ltd.	2,406	9,223
*	Selvas AI, Inc.	3,139	11,673
	Sempio Co.	203	7,105
	Sempio Foods Co.	404	8,901
*	S-Energy Co. Ltd.	2,419	6,093
	Seobu T&D	3,790	17,828
	Seohan Co. Ltd.	28,267	20,204
	Seohee Construction Co. Ltd.	48,194	38,506
	Seoul Auction Co. Ltd.	1,312	16,392
	Seoul City Gas Co. Ltd.	273	63,120
	Seoul Semiconductor Co. Ltd.	11,443	83,752
	Seoul Viosys Co. Ltd.	4,039	14,937
	Seowon Co. Ltd.	10,203	9,186
	SEOWONINTECH Co. Ltd.	3,755	14,909
	Seoyon E-Hwa Co. Ltd.	3,804	19,005
*	Sewon E&C Co. Ltd.	45,710	27,293
	Sewoon Medical Co. Ltd.	3,371	6,569
	SFA Engineering Corp.	3,890	104,003
*	SFA Semicon Co. Ltd.	15,076	45,538
*	SG Corp.	44,184	16,951
	SGC e Tec E&C Co. Ltd.	572	13,484
	SGC Energy Co. Ltd.	2,321	51,121
	Shin Heung Energy & Electronics Co. Ltd.	754	27,610
*	Shin Poong Pharmaceutical Co. Ltd.	2,471	37,423
	Shindaeyang Paper Co. Ltd.	456	26,496
	Shinhan Financial Group Co. Ltd.	70,850	1,800,759
	Shinhan Financial Group Co. Ltd., ADR	810	20,485
	Shinil Electronics Co. Ltd.	13,867	17,157
	Shinsegae Engineering & Construction Co. Ltd.	1,004	11,473
	Shinsegae Food Co. Ltd.	478	16,060
	Shinsegae Information & Communication Co. Ltd.	2,950	25,636
	Shinsegae International, Inc.	3,250	53,601
	Shinsegae, Inc.	1,736	258,481
	Shinsung Delta Tech Co. Ltd.	4,388	29,588
*	Shinsung E&G Co. Ltd.	13,700	18,145
*	Shinsung Tongsang Co. Ltd.	13,006	21,510
*	Shinwha Intertek Corp.	7,617	16,444
*	Shinwon Construction Co. Ltd.	1,829	5,726
	Shinwon Corp.	24,971	26,954
	Shinyoung Securities Co. Ltd.	961	37,287

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Showbox Corp.	4,990	$11,583
*	Signetics Corp.	13,083	11,120
	SIGONG TECH Co. Ltd.	2,090	6,321
#	Simmtech Co. Ltd.	6,084	150,455
	SIMMTECH HOLDINGS Co. Ltd.	3,727	9,146
	SIMPAC, Inc.	4,358	19,098
	Sindoh Co. Ltd.	1,876	42,390
	Sinil Pharm Co. Ltd.	2,438	13,730
	SJ Group Co. Ltd.	941	10,675
*	SK Biopharmaceuticals Co. Ltd.	3,038	123,686
	SK Chemicals Co. Ltd.	1,318	81,654
	SK D&D Co. Ltd.	2,815	40,677
	SK Discovery Co. Ltd.	4,909	102,225
	SK Gas Ltd.	1,119	89,474
#	SK Hynix, Inc.	40,960	2,371,236
#*	SK Innovation Co. Ltd.	17,468	2,115,230
*	SK Rent A Car Co. Ltd.	2,078	9,486
	SK Securities Co. Ltd.	104,448	48,028
	SK Telecom Co. Ltd.	7,958	279,658
	SKC Co. Ltd.	3,710	268,719
	SL Corp.	3,598	77,426
	SM Entertainment Co. Ltd.	2,052	102,210
*	SM Life Design Group Co. Ltd.	7,704	11,951
*††	S-MAC Co. Ltd.	12,005	14,905
	SNT Dynamics Co. Ltd.	758	4,594
	SNT Holdings Co. Ltd.	1,335	13,388
*	SNU Precision Co. Ltd.	6,533	10,951
#	S-Oil Corp.	8,655	524,792
*	Solborn, Inc.	8,053	20,217
*	Solid, Inc.	7,003	20,761
*	SOLUM Co. Ltd.	4,928	59,542
	Songwon Industrial Co. Ltd.	7,075	85,444
	Soosan Heavy Industries Co. Ltd.	6,285	11,768
	Soulbrain Co. Ltd.	1,646	236,001
	Soulbrain Holdings Co. Ltd.	2,168	35,143
	SPC Samlip Co. Ltd.	1,041	51,479
	Speco Co. Ltd.	2,960	10,726
	SPG Co. Ltd.	2,484	28,846
	Spigen Korea Co. Ltd.	1,087	24,362
*††	Ssangyong Motor Co.	1,502	5,272
	ST Pharm Co. Ltd.	807	47,090
*	Straffic Co. Ltd.	4,180	12,044
*	Studio Dragon Corp.	3,465	165,969
*	STX Heavy Industries Co. Ltd.	3,940	10,434
	Suheung Co. Ltd.	1,302	30,633
	Sung Kwang Bend Co. Ltd.	5,428	52,850
*	Sungchang Enterprise Holdings Ltd.	19,478	25,409
	Sungdo Engineering & Construction Co. Ltd.	111	358
	Sungwoo Hitech Co. Ltd.	16,376	59,395
*	Suprema, Inc.	1,181	20,038
	SurplusGLOBAL, Inc.	4,238	7,498
	SV Investment Corp.	2,057	3,147
*	Synopex, Inc.	14,036	25,518
	Systems Technology, Inc.	2,490	23,878
	T&L Co. Ltd.	747	19,207
	Tae Kyung Industrial Co. Ltd.	5,533	25,015
	Taekwang Industrial Co. Ltd.	109	53,757
	Taekyung BK Co. Ltd.	5,136	18,693
*††	Taewoong Co. Ltd.	1,299	9,138

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Taeyoung Engineering & Construction Co. Ltd.	4,812	$14,170
*	Taihan Electric Wire Co. Ltd.	64,139	67,408
*	Taihan Fiberoptics Co. Ltd.	19,222	34,616
*	Taihan Textile Co. Ltd.	153	5,469
	Tailim Packaging Co. Ltd.	4,802	8,508
	TechWing, Inc.	9,021	37,059
*	Tego Science, Inc.	598	6,728
*	Telcon RF Pharmaceutical, Inc.	13,831	10,275
	Telechips, Inc.	1,642	14,308
	TES Co. Ltd.	3,159	35,166
*	Theragen Etex Co. Ltd.	12,996	35,940
*	Thinkware Systems Corp.	1,052	10,063
*	TK Chemical Corp.	4,152	8,717
	TK Corp.	3,643	41,831
	TKG Huchems Co. Ltd.	6,279	91,674
	Tokai Carbon Korea Co. Ltd.	1,319	93,731
	Tongyang Life Insurance Co. Ltd.	12,025	43,167
	Tongyang, Inc.	46,058	32,010
*	Top Engineering Co. Ltd.	4,975	17,514
*	Toptec Co. Ltd.	5,346	25,320
	Tovis Co. Ltd.	4,782	29,153
	Tplex Co. Ltd.	5,982	17,087
	TS Corp.	7,330	13,064
*	TS Nexgen Co. Ltd.	5,347	3,720
	TSE Co. Ltd.	1,175	31,638
*	Tuksu Construction Co. Ltd.	2,777	16,082
*	TY Holdings Co. Ltd.	7,258	53,685
	TYM Corp.	27,545	47,966
	UBCare Co. Ltd.	3,061	10,327
	Ubiquoss Holdings, Inc.	1,137	10,842
	Ubiquoss, Inc.	1,210	12,941
*	Ubivelox, Inc.	854	8,163
	Uju Electronics Co. Ltd.	1,295	14,596
	Uni-Chem Co. Ltd.	21,092	16,864
*	Unick Corp.	3,039	10,631
	Unid Co. Ltd.	1,390	75,138
	Union Materials Corp.	5,793	12,434
	Union Semiconductor Equipment & Materials Co. Ltd.	8,784	37,705
	Uniquest Corp.	4,302	25,226
*	Unison Co. Ltd.	8,900	11,595
*	UniTest, Inc.	2,072	18,499
	Unitrontech Co. Ltd.	2,869	6,848
	UTI, Inc.	1,748	23,199
	Value Added Technology Co. Ltd.	2,937	62,042
*	Very Good Tour Co. Ltd.	1,589	10,090
	Viatron Technologies, Inc.	4,010	23,538
	VICTEK Co. Ltd.	3,541	14,575
*	Vidente Co. Ltd.	12,986	32,315
	Vieworks Co. Ltd.	1,077	26,146
*	Vina Tech Co. Ltd.	453	14,064
	Visang Education, Inc.	2,047	8,414
	Vitzro Tech Co. Ltd.	2,270	8,908
*	Vivozon Healthcare, Inc.	15,847	8,674
*	VT GMP Co. Ltd.	4,994	18,102
	Webcash Corp.	2,267	23,816
*	Webzen, Inc.	5,138	53,790
	Welcron Co. Ltd.	7,796	15,992
*	Wellbiotec Co. Ltd.	14,359	12,984
#	Wemade Co. Ltd.	3,270	101,377

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Wemade Play Co. Ltd.	1,650	$20,381
	Whanin Pharmaceutical Co. Ltd.	2,615	31,562
	Wiable Corp.	3,225	5,085
*	WillBes & Co.	25,322	12,883
	Winix, Inc.	2,581	17,574
*	Winpac, Inc.	6,798	6,242
	Wins Co. Ltd.	2,128	18,580
	WiSoL Co. Ltd.	4,967	22,043
*	WIZIT Co. Ltd.	17,586	8,885
*	WONIK CUBE Corp.	6,329	8,688
*	Wonik Holdings Co. Ltd.	10,865	25,352
	WONIK IPS Co. Ltd.	6,233	119,999
	Wonik Materials Co. Ltd.	1,797	37,294
*	Wonik Pne Co. Ltd.	1,260	18,536
	Wonik QnC Corp.	4,248	72,374
	Woojin, Inc.	2,166	12,750
*	Woongjin Co. Ltd.	14,913	11,813
	Woongjin Thinkbig Co. Ltd.	12,192	19,473
*	Wooree Bio Co. Ltd.	7,589	18,073
*	Wooree Enterprise Co. Ltd.	5,845	9,422
#	Woori Financial Group, Inc., Sponsored ADR	4,929	122,732
	Woori Financial Group, Inc.	51,060	421,347
	Woori Investment Bank Co. Ltd.	97,418	51,708
*	Woori Technology, Inc.	22,299	20,374
	Woory Industrial Co. Ltd.	1,680	16,028
*	Woosu AMS Co. Ltd.	4,196	7,545
*	Woowon Development Co. Ltd.	1,410	3,255
	Worldex Industry & Trading Co. Ltd.	3,898	52,036
*	Wysiwyg Studios Co. Ltd.	1,736	18,411
	Y G-1 Co. Ltd.	3,071	12,440
*	Y2 Solution Co. Ltd.	3,143	1,333
	YAS Co. Ltd.	1,324	6,630
	Yesco Holdings Co. Ltd.	725	16,105
*	Yest Co. Ltd.	1,904	10,794
	YG Entertainment, Inc.	847	25,345
*	YG PLUS	3,024	8,476
*	YIK Corp.	4,787	11,033
	YMC Co. Ltd.	1,824	7,775
	YMT Co. Ltd.	1,245	12,741
	Yonwoo Co. Ltd.	553	4,865
	Yoosung Enterprise Co. Ltd.	4,273	7,929
	Youlchon Chemical Co. Ltd.	1,214	27,758
	Young Poong Corp.	119	52,584
	Young Poong Precision Corp.	1,490	12,276
	Youngone Corp.	7,641	253,264
	Youngone Holdings Co. Ltd.	1,408	53,437
*	YoungWoo DSP Co. Ltd.	5,296	5,322
	Yuanta Securities Korea Co. Ltd.	27,085	45,659
	Yuhan Corp.	8,598	360,504
	YuHwa Securities Co. Ltd.	6,972	11,180
*	Yungjin Pharmaceutical Co. Ltd.	3,689	7,027
	Yuyu Pharma, Inc.	3,309	14,067
	Zeus Co. Ltd.	1,247	20,483
	Zinus, Inc.	2,245	49,258

TOTAL SOUTH KOREA			105,445,830

TAIWAN — (14.9%)
	Aaeon Technology, Inc.	4,000	9,332
	ABC Taiwan Electronics Corp.	17,000	11,557

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Abico Avy Co. Ltd.	36,021	$21,097
	Ability Enterprise Co. Ltd.	47,000	29,203
*	Ability Opto-Electronics Technology Co. Ltd.	10,200	17,264
	Abnova Corp.	17,000	18,170
	AcBel Polytech, Inc.	98,000	83,563
	Accton Technology Corp.	130,000	977,581
#	Acer, Inc.	1,195,000	817,667
	ACES Electronic Co. Ltd.	25,764	24,074
*	Acon Holding, Inc.	48,041	15,898
	Acter Group Corp. Ltd.	33,518	97,719
	Action Electronics Co. Ltd.	52,000	20,290
	ADATA Technology Co. Ltd.	94,000	156,826
	Addcn Technology Co. Ltd.	9,014	50,318
	Advanced Ceramic X Corp.	12,000	57,021
	Advanced Energy Solution Holding Co. Ltd.	3,000	52,136
	Advanced International Multitech Co. Ltd.	22,000	63,306
	Advanced Optoelectronic Technology, Inc.	36,000	18,048
	Advanced Power Electronics Corp.	20,000	58,543
	Advanced Wireless Semiconductor Co.	30,000	57,346
	Advancetek Enterprise Co. Ltd.	98,000	87,783
	Advantech Co. Ltd.	48,194	436,620
	AEON Motor Co. Ltd.	9,000	11,307
	Aerospace Industrial Development Corp.	102,000	99,063
	AGV Products Corp.	138,000	39,573
*	Airmate Cayman International Co. Ltd.	20,797	10,524
#	Airtac International Group	26,532	607,143
	Alchip Technologies Ltd.	10,000	200,258
	Alcor Micro Corp.	12,000	11,634
	Alexander Marine Co. Ltd.	4,000	28,696
*	ALI Corp.	49,000	27,149
	All Ring Tech Co. Ltd.	10,000	17,603
	Allied Circuit Co. Ltd.	5,000	13,512
	Allis Electric Co. Ltd.	52,463	40,589
	Alltek Technology Corp.	27,475	25,910
	Alltop Technology Co. Ltd.	12,001	42,330
	Alpha Networks, Inc.	76,772	63,678
	Altek Corp.	72,000	74,637
	Amazing Microelectronic Corp.	17,586	44,882
*	Ambassador Hotel	35,000	33,871
	AMICCOM Electronics Corp.	18,000	13,305
	Ampire Co. Ltd.	16,000	12,948
	Ample Electronic Technology Co. Ltd.	4,000	5,512
	AMPOC Far-East Co. Ltd.	22,000	27,663
	AmTRAN Technology Co. Ltd.	195,490	56,076
*	Amulaire Thermal Technology, Inc.	15,000	13,762
	Anji Technology Co. Ltd.	14,000	18,153
	Anpec Electronics Corp.	19,000	61,927
	Apac Opto Electronics, Inc.	28,000	25,357
	Apacer Technology, Inc.	16,000	19,798
	APAQ Technology Co. Ltd.	16,000	19,976
	APCB, Inc.	35,000	17,336
	Apex Biotechnology Corp.	12,000	8,669
	Apex International Co. Ltd.	42,000	64,146
	Apex Science & Engineering	30,000	9,160
	Apogee Optocom Co. Ltd.	4,000	6,937
	Arcadyan Technology Corp.	31,805	88,697
	Argosy Research, Inc.	14,013	26,365
#	ASE Technology Holding Co. Ltd., ADR	9,375	47,719
#	ASE Technology Holding Co. Ltd.	890,000	2,197,543

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Asia Cement Corp.	245,000	$283,290
	Asia Electronic Material Co. Ltd.	13,000	6,121
	Asia Optical Co., Inc.	68,000	120,581
	Asia Polymer Corp.	90,295	69,479
	Asia Tech Image, Inc.	21,000	35,222
	Asia Vital Components Co. Ltd.	88,000	277,506
	ASIX Electronics Corp.	13,000	36,771
	ASMedia Technology, Inc.	3,000	53,857
	ASolid Technology Co. Ltd.	5,000	9,410
#	ASPEED Technology, Inc.	7,600	393,990
	ASROCK, Inc.	13,000	39,346
#	Asustek Computer, Inc.	133,000	972,398
	Aten International Co. Ltd.	20,000	46,901
	Audix Corp.	21,000	32,800
	AURAS Technology Co. Ltd.	22,000	81,675
	Aurora Corp.	17,000	41,096
	Aurotek Corp.	21,000	12,805
	Avalue Technology, Inc.	11,000	19,230
	Aver Information, Inc.	9,000	10,932
	Avermedia Technologies	30,400	18,383
	Axiomtek Co. Ltd.	20,000	32,836
*	Azurewave Technologies, Inc.	20,000	11,383
	Bafang Yunji International Co. Ltd.	5,000	27,183
	Bank of Kaohsiung Co. Ltd.	155,274	59,159
	Baolong International Co. Ltd.	14,000	6,704
	Basso Industry Corp.	38,000	45,471
	BenQ Materials Corp.	66,000	59,428
	BES Engineering Corp.	385,000	95,320
*	Billion Electric Co. Ltd.	29,000	20,111
	Bin Chuan Enterprise Co. Ltd.	29,000	19,448
	Bionet Corp.	7,000	8,126
	Bionime Corp.	5,000	11,350
	Bioteque Corp.	10,000	33,170
	Bizlink Holding, Inc.	25,000	190,646
	Bora Pharmaceuticals Co. Ltd.	2,502	21,325
	Brave C&H Supply Co. Ltd.	6,000	11,986
	Bright Led Electronics Corp.	27,000	11,909
	Brighten Optix Corp.	2,000	10,842
	Brighton-Best International Taiwan, Inc.	90,000	93,453
	Browave Corp.	9,000	12,717
	C Sun Manufacturing Ltd.	26,267	35,623
*	Calin Technology Co. Ltd.	12,000	12,779
*	Cameo Communications, Inc.	32,537	9,343
	Capital Futures Corp.	17,312	18,795
	Capital Securities Corp.	277,000	85,811
*	Career Technology MFG. Co. Ltd.	100,109	74,647
	Carnival Industrial Corp.	21,000	6,962
	Castles Technology Co. Ltd.	18,532	32,728
	Caswell, Inc.	8,000	19,772
	Catcher Technology Co. Ltd.	167,000	877,261
	Cathay Chemical Works	14,000	10,401
	Cathay Financial Holding Co. Ltd.	937,658	1,097,348
	Cathay Real Estate Development Co. Ltd.	234,000	105,237
	Cayman Engley Industrial Co. Ltd.	8,000	15,761
	Celxpert Energy Corp.	31,000	28,432
	Center Laboratories, Inc.	107,237	144,779
	Central Reinsurance Co. Ltd.	62,000	34,222
#	Century Iron & Steel Industrial Co. Ltd.	49,000	116,751
#	Chailease Holding Co. Ltd.	223,991	1,033,200

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chain Chon Industrial Co. Ltd.	60,710	$22,946
*	ChainQui Construction Development Co. Ltd.	34,700	15,342
	Champion Building Materials Co. Ltd.	50,000	14,270
	Champion Microelectronic Corp.	4,100	4,719
	Chang Hwa Commercial Bank Ltd.	379,530	195,310
	Chang Wah Electromaterials, Inc.	70,000	66,178
	Chang Wah Technology Co. Ltd.	63,000	56,567
	Channel Well Technology Co. Ltd.	43,000	31,851
	CHC Healthcare Group	21,000	25,708
	Chen Full International Co. Ltd.	29,000	30,577
	Chenbro Micom Co. Ltd.	15,000	30,721
#	Cheng Loong Corp.	234,000	190,019
	Cheng Mei Materials Technology Corp.	166,000	47,490
	Cheng Shin Rubber Industry Co. Ltd.	279,000	279,136
	Cheng Uei Precision Industry Co. Ltd.	93,000	96,786
	Chia Chang Co. Ltd.	34,000	35,385
	Chicony Electronics Co. Ltd.	179,185	444,545
	Chicony Power Technology Co. Ltd.	37,055	80,285
	Chief Telecom, Inc.	4,000	34,487
	Chieftek Precision Co. Ltd.	9,680	21,906
	Chien Kuo Construction Co. Ltd.	24,000	8,110
	Chien Shing Harbour Service Co. Ltd.	8,000	8,107
	China Bills Finance Corp.	222,000	97,816
	China Chemical & Pharmaceutical Co. Ltd.	76,000	47,588
	China Development Financial Holding Corp.	2,887,018	1,050,516
	China Electric Manufacturing Corp.	63,900	27,377
	China General Plastics Corp.	110,971	67,906
	China Glaze Co. Ltd.	40,000	14,927
*	China Man-Made Fiber Corp.	347,588	83,248
	China Metal Products	34,000	28,248
	China Motor Corp.	70,200	90,856
	China Petrochemical Development Corp.	355,000	103,211
	China Steel Chemical Corp.	33,000	105,284
#	China Steel Corp.	803,000	668,434
	China Wire & Cable Co. Ltd.	21,000	16,322
	Ching Feng Home Fashions Co. Ltd.	35,000	18,013
	Chin-Poon Industrial Co. Ltd.	109,000	92,805
#	Chipbond Technology Corp.	174,000	293,240
#	Chlitina Holding Ltd.	17,000	77,693
	Chong Hong Construction Co. Ltd.	47,000	103,686
	Chroma ATE, Inc.	88,000	480,448
	Chun YU Works & Co. Ltd.	17,850	12,223
	Chun Yuan Steel Industry Co. Ltd.	81,000	37,236
	Chung Hsin Electric & Machinery Manufacturing Corp.	145,000	221,781
	Chung Hung Steel Corp.	131,000	79,825
	Chung Hwa Food Industrial Co. Ltd.	8,500	26,078
	Chung Hwa Pulp Corp.	63,000	32,479
	Chunghwa Precision Test Tech Co. Ltd.	4,000	47,024
	Cleanaway Co. Ltd.	10,000	51,770
	Clevo Co.	151,000	143,908
	CMC Magnetics Corp.	272,437	54,726
	Collins Co. Ltd.	24,000	10,670
	Compal Broadband Networks, Inc.	8,000	5,301
#	Compal Electronics, Inc.	1,513,000	989,605
	Compucase Enterprise	19,000	15,583
	Concord International Securities Co. Ltd.	23,320	7,128
	Concord Securities Co. Ltd.	124,674	36,201
	Continental Holdings Corp.	91,000	78,661
	Contrel Technology Co. Ltd.	38,000	16,362

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Coremax Corp.	13,986	$37,802
	Coretronic Corp.	153,000	236,746
	Co-Tech Development Corp.	65,000	87,746
	Cowealth Medical Holding Co. Ltd.	9,450	6,939
	Coxon Precise Industrial Co. Ltd.	18,000	6,575
	Creative Sensor, Inc.	17,000	11,301
	Crowell Development Corp.	45,000	20,734
*	CSBC Corp. Taiwan	145,327	66,221
	CTBC Financial Holding Co. Ltd.	2,812,000	1,776,444
	CTCI Corp.	112,000	162,870
*	C-Tech United Corp.	28,057	11,419
	CviLux Corp.	25,000	23,307
	CX Technology Co. Ltd.	16,875	11,181
	Cyberlink Corp.	12,000	33,538
	CyberPower Systems, Inc.	16,000	45,925
#	CyberTAN Technology, Inc.	135,000	91,121
	Cypress Technology Co. Ltd.	7,889	12,393
	Cystech Electronics Corp.	3,150	5,510
	DA CIN Construction Co. Ltd.	82,000	76,155
	Dadi Early-Childhood Education Group Ltd.	2,000	4,961
	Dafeng TV Ltd.	10,000	14,999
	Da-Li Development Co. Ltd.	53,400	43,625
	Darfon Electronics Corp.	51,000	59,769
*	Darwin Precisions Corp.	87,000	23,141
	Daxin Materials Corp.	18,000	32,139
	De Licacy Industrial Co. Ltd.	72,017	31,016
	Delta Electronics, Inc.	115,000	915,033
	Depo Auto Parts Ind Co. Ltd.	22,000	45,258
	DFI, Inc.	5,000	8,670
	Dimerco Data System Corp.	9,450	18,912
	Dimerco Express Corp.	57,240	109,810
	D-Link Corp.	207,920	93,571
	Donpon Precision, Inc.	27,000	16,689
	Dr Wu Skincare Co. Ltd.	6,000	15,861
	Draytek Corp.	13,000	9,920
	Dyaco International, Inc.	34,000	37,532
	Dynapack International Technology Corp.	37,000	78,453
	E & R Engineering Corp.	13,446	21,241
	E Ink Holdings, Inc.	44,000	279,583
#	E.Sun Financial Holding Co. Ltd.	599,391	430,761
	Eastern Media International Corp.	40,575	26,097
	Eclat Textile Co. Ltd.	24,000	314,945
*	Edimax Technology Co. Ltd.	46,000	21,261
	Edison Opto Corp.	12,619	5,450
	Edom Technology Co. Ltd.	44,000	37,074
	eGalax_eMPIA Technology, Inc.	19,032	29,597
	Egis Technology, Inc.	23,000	39,959
	Elan Microelectronics Corp.	98,100	246,265
#*	E-Lead Electronic Co. Ltd.	13,328	25,844
	E-LIFE MALL Corp.	20,000	50,121
	Elite Advanced Laser Corp.	25,600	27,827
	Elite Material Co. Ltd.	86,000	389,008
	Elite Semiconductor Microelectronics Technology, Inc.	69,000	132,823
*	Elitegroup Computer Systems Co. Ltd.	88,000	55,846
	eMemory Technology, Inc.	17,000	563,711
	Emerging Display Technologies Corp.	44,000	26,795
	Ennoconn Corp.	14,464	82,704
	Epileds Technologies, Inc.	16,000	6,808
	Episil Technologies, Inc.	33,000	88,682

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Episil-Precision, Inc.	19,000	$40,465
	Eris Technology Corp.	4,000	20,578
	Eson Precision Ind Co. Ltd.	14,000	25,513
	Eternal Materials Co. Ltd.	260,224	241,121
#	Etron Technology, Inc.	30,445	32,719
*	Everest Textile Co. Ltd.	175,998	41,644
	Evergreen International Storage & Transport Corp.	72,000	57,839
	Evergreen Marine Corp. Taiwan Ltd.	134,800	573,480
	Evergreen Steel Corp.	19,000	28,379
	Everlight Chemical Industrial Corp.	165,000	88,597
	Everlight Electronics Co. Ltd.	117,000	124,081
	Everspring Industry Co. Ltd.	39,000	13,374
	Excel Cell Electronic Co. Ltd.	15,000	10,819
	Excellence Opto, Inc.	34,000	21,504
	Excelliance Mos Corp.	8,000	22,371
	Excelsior Medical Co. Ltd.	40,048	76,616
	Far Eastern Department Stores Ltd.	161,000	89,889
	Far Eastern International Bank	319,061	104,804
	Far Eastern New Century Corp.	273,000	272,101
	Far EasTone Telecommunications Co. Ltd.	167,000	366,164
	Faraday Technology Corp.	70,000	306,557
	Farglory F T Z Investment Holding Co. Ltd.	12,000	19,310
	Farglory Land Development Co. Ltd.	94,000	155,095
	Feedback Technology Corp.	12,000	26,606
	Feng Hsin Steel Co. Ltd.	86,000	149,974
	Feng TAY Enterprise Co. Ltd.	55,400	275,132
	First Copper Technology Co. Ltd.	36,000	30,569
	First Financial Holding Co. Ltd.	594,191	455,806
	First Hi-Tec Enterprise Co. Ltd.	13,793	17,036
	First Hotel	33,000	14,171
	First Insurance Co. Ltd.	69,000	30,065
	FIT Holding Co. Ltd.	46,000	33,193
	Fitipower Integrated Technology, Inc.	33,000	105,892
	Fittech Co. Ltd.	15,279	37,304
	FLEXium Interconnect, Inc.	113,000	320,121
	Flytech Technology Co. Ltd.	26,000	51,001
#	FocalTech Systems Co. Ltd.	52,000	110,037
	FOCI Fiber Optic Communications, Inc.	19,000	12,833
	Forcecon Tech Co. Ltd.	18,754	26,534
	Forest Water Environment Engineering Co. Ltd.	9,630	8,417
	Formosa Chemicals & Fibre Corp.	211,000	454,805
	Formosa Laboratories, Inc.	30,634	44,856
	Formosa Oilseed Processing Co. Ltd.	8,000	13,493
	Formosa Optical Technology Co. Ltd.	7,000	12,267
	Formosa Plastics Corp.	136,000	350,392
	Formosan Rubber Group, Inc.	83,000	50,944
	Formosan Union Chemical	115,000	72,374
	Forward Electronics Co. Ltd.	29,375	17,444
	Founding Construction & Development Co. Ltd.	57,000	30,378
	Foxconn Technology Co. Ltd.	171,000	239,368
	Foxsemicon Integrated Technology, Inc.	22,150	114,310
	FSP Technology, Inc.	40,000	45,806
	Fu Chun Shin Machinery Manufacture Co. Ltd.	35,700	19,686
	Fubon Financial Holding Co. Ltd.	932,137	1,472,342
	Fulgent Sun International Holding Co. Ltd.	25,092	106,030
	Fusheng Precision Co. Ltd.	25,000	140,590
	G Shank Enterprise Co. Ltd.	34,000	46,109
	Gallant Precision Machining Co. Ltd.	18,000	14,187
	Gamania Digital Entertainment Co. Ltd.	37,000	61,588

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	GCS Holdings, Inc.	20,000	$21,606
	GEM Services, Inc.	12,100	23,347
	Gemtek Technology Corp.	109,000	88,163
	General Interface Solution Holding Ltd.	64,000	154,159
	General Plastic Industrial Co. Ltd.	24,000	20,580
	Generalplus Technology, Inc.	19,000	26,284
	GeneReach Biotechnology Corp.	14,720	23,184
	Genesys Logic, Inc.	14,000	36,069
	Genius Electronic Optical Co. Ltd.	23,634	219,320
	Genmont Biotech, Inc.	13,000	8,505
	Genovate Biotechnology Co. Ltd.	21,000	13,990
	GeoVision, Inc.	24,000	24,684
	Getac Holdings Corp.	97,000	117,073
	GFC Ltd.	6,000	12,007
	Giant Manufacturing Co. Ltd.	66,000	420,008
	Gigabyte Technology Co. Ltd.	196,000	559,610
*	Gigasolar Materials Corp.	9,265	27,539
*	Gigastorage Corp.	33,000	16,721
	Ginar Technology Co. Ltd.	8,000	5,694
	Global Brands Manufacture Ltd.	101,200	80,757
	Global Lighting Technologies, Inc.	21,000	35,694
	Global PMX Co. Ltd.	10,000	45,795
	Global Unichip Corp.	21,000	315,897
	Globaltek Fabrication Co. Ltd.	9,000	14,206
*	Globe Union Industrial Corp.	55,000	20,218
*	Glotech Industrial Corp.	22,000	6,874
	GMI Technology, Inc.	26,247	14,028
	Goldsun Building Materials Co. Ltd.	237,873	166,912
	Good Will Instrument Co. Ltd.	13,000	10,276
	Gourmet Master Co. Ltd.	16,208	49,201
	Grand Fortune Securities Co. Ltd.	53,000	16,747
	Grand Ocean Retail Group Ltd.	13,000	5,361
	Grand Pacific Petrochemical	258,000	139,079
	Grand Process Technology Corp.	5,000	28,093
	GrandTech CG Systems, Inc.	12,272	19,756
	Grape King Bio Ltd.	26,000	97,946
	Great China Metal Industry	55,000	41,282
	Great Taipei Gas Co. Ltd.	160,000	151,916
	Great Tree Pharmacy Co. Ltd.	10,292	86,231
	Green River Holding Co. Ltd.	5,000	6,306
	Group Up Industrial Co. Ltd.	4,000	9,849
	GTM Holdings Corp.	43,000	32,200
	Gudeng Precision Industrial Co. Ltd.	8,000	53,570
	Hannstar Board Corp.	75,314	67,000
	Hanpin Electron Co. Ltd.	14,000	12,165
	Harmony Electronics Corp.	13,000	11,862
	Harvatek Corp.	45,000	21,581
	Heran Co. Ltd.	12,000	37,744
	Hey Song Corp.	74,000	74,865
	Hi-Clearance, Inc.	8,000	34,259
	Highlight Tech Corp.	22,833	31,659
	Highwealth Construction Corp.	214,971	276,262
	HIM International Music, Inc.	10,000	22,211
	Hiroca Holdings Ltd.	23,000	32,612
	Hitron Technology, Inc.	25,080	19,203
	Hiwin Technologies Corp.	60,350	310,059
	Hiyes International Co. Ltd.	5,000	8,939
	Ho Tung Chemical Corp.	324,000	80,631
	Hocheng Corp.	66,420	22,326

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Holiday Entertainment Co. Ltd.	8,500	$14,951
	Holtek Semiconductor, Inc.	54,000	110,886
	Holy Stone Enterprise Co. Ltd.	27,000	73,026
	Hon Hai Precision Industry Co. Ltd.	1,069,600	3,397,131
	Hon Hai Precision Industry Co. Ltd.,GDR	10,666	66,405
*	Hong Pu Real Estate Development Co. Ltd.	57,000	38,889
	Hong TAI Electric Industrial	70,000	31,526
	Hong YI Fiber Industry Co.	34,000	17,922
	Hota Industrial Manufacturing Co. Ltd.	12,178	28,167
	Hotai Finance Co. Ltd.	48,000	139,970
#	Hotai Motor Co. Ltd.	35,000	633,235
	Hsin Kuang Steel Co. Ltd.	22,000	23,278
	Hsin Yung Chien Co. Ltd.	11,620	33,783
	Hsing TA Cement Co.	53,000	24,814
*	HTC Corp.	170,000	265,153
#	Hu Lane Associate, Inc.	12,400	56,015
	HUA ENG Wire & Cable Co. Ltd.	90,000	35,796
	Hua Jung Components Co. Ltd.	38,000	10,572
	Hua Nan Financial Holdings Co. Ltd.	532,747	347,548
	Huaku Development Co. Ltd.	75,000	200,329
	Huikwang Corp.	18,000	20,191
	Hung Ching Development & Construction Co. Ltd.	47,000	30,138
	Hung Sheng Construction Ltd.	128,592	98,285
	Huxen Corp.	10,000	14,094
	Hwa Fong Rubber Industrial Co. Ltd.	24,375	10,583
	Hwacom Systems, Inc.	17,000	7,380
	Hycon Technology Corp.	5,251	8,856
	IBF Financial Holdings Co. Ltd.	651,238	224,079
	IC Plus Corp.	14,000	23,983
	Ichia Technologies, Inc.	62,000	34,271
	I-Chiun Precision Industry Co. Ltd.	25,000	12,929
	IEI Integration Corp.	41,220	67,614
	Infortrend Technology, Inc.	56,000	29,900
	Info-Tek Corp.	13,000	21,534
	Innodisk Corp.	17,124	87,564
	Inpaq Technology Co. Ltd.	20,400	25,471
	Insyde Software Corp.	14,000	32,195
	Intai Technology Corp.	6,000	16,937
*	Integrated Service Technology, Inc.	14,000	34,054
	IntelliEPI, Inc.	6,000	10,679
	Interactive Digital Technologies, Inc.	5,000	8,947
	International CSRC Investment Holdings Co.	218,220	127,783
	International Games System Co. Ltd.	53,000	577,038
	Inventec Corp.	709,000	536,182
	Iron Force Industrial Co. Ltd.	8,000	17,590
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	31,456
#	I-Sunny Construction & Development Co. Ltd.	16,335	40,208
	ITE Technology, Inc.	40,000	73,608
	ITEQ Corp.	37,822	64,099
	Jarllytec Co. Ltd.	18,000	29,481
	Jean Co. Ltd.	48,350	18,130
	Jentech Precision Industrial Co. Ltd.	12,098	131,152
	Jess-Link Products Co. Ltd.	27,000	29,392
	Jia Wei Lifestyle, Inc.	7,619	9,971
	Jih Lin Technology Co. Ltd.	16,000	29,859
*	Jinli Group Holdings Ltd.	46,391	13,922
	JMC Electronics Co. Ltd.	13,000	11,839
	Jochu Technology Co. Ltd.	13,000	8,002
	Johnson Health Tech Co. Ltd.	23,000	51,469

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Jourdeness Group Ltd.	9,000	$20,195
	K Laser Technology, Inc.	24,000	13,448
	Kaimei Electronic Corp.	15,120	24,245
#	Kaori Heat Treatment Co. Ltd.	21,000	76,047
	Kaulin Manufacturing Co. Ltd.	23,000	9,262
	Kedge Construction Co. Ltd.	20,900	29,590
	Keding Enterprises Co. Ltd.	5,000	20,776
	KEE TAI Properties Co. Ltd.	101,000	34,119
	Kenda Rubber Industrial Co. Ltd.	87,000	82,381
	Kenmec Mechanical Engineering Co. Ltd.	22,000	16,434
	Kerry TJ Logistics Co. Ltd.	47,000	50,880
*	Key Ware Electronics Co. Ltd.	37,000	11,280
	Keystone Microtech Corp.	4,000	18,622
	KHGEARS International Ltd.	5,420	11,487
	Kindom Development Co. Ltd.	88,900	66,375
	King Slide Works Co. Ltd.	12,000	155,706
	King’s Town Bank Co. Ltd.	196,000	186,541
*	King’s Town Construction Co. Ltd.	27,000	28,579
#	Kinik Co.	23,000	72,430
	Kinko Optical Co. Ltd.	35,163	25,002
	Kinpo Electronics	312,000	136,492
	KMC Kuei Meng International, Inc.	16,250	70,288
	KNH Enterprise Co. Ltd.	45,000	21,212
	Ko Ja Cayman Co. Ltd.	9,606	15,102
	KS Terminals, Inc.	32,000	67,978
	Kung Long Batteries Industrial Co. Ltd.	12,000	50,425
#*	Kung Sing Engineering Corp.	137,500	27,464
	Kuo Toong International Co. Ltd.	68,248	40,920
	Kuo Yang Construction Co. Ltd.	57,549	32,000
	Kwong Lung Enterprise Co. Ltd.	24,000	44,767
	KYE Systems Corp.	43,000	12,721
	L&K Engineering Co. Ltd.	56,000	49,764
	La Kaffa International Co. Ltd.	6,000	18,223
	LAN FA Textile	73,000	18,436
#	Land Mark Optoelectronics Corp.	17,000	48,777
*	Lang, Inc.	9,000	7,025
	Lanner Electronics, Inc.	23,720	47,289
	Largan Precision Co. Ltd.	10,000	572,119
	Laser Tek Taiwan Co. Ltd.	33,000	26,377
	Laster Tech Corp. Ltd.	12,579	11,281
	LCY Technology Corp.	10,000	7,492
*	Leader Electronics, Inc.	29,000	8,331
	Leadtek Research, Inc.	7,700	8,845
	Leadtrend Technology Corp.	5,350	9,349
	Lealea Enterprise Co. Ltd.	145,000	46,713
	LEE CHI Enterprises Co. Ltd.	63,000	42,071
	Lelon Electronics Corp.	18,832	28,233
	Lemtech Holdings Co. Ltd.	4,138	9,206
	Leo Systems, Inc.	13,000	11,404
*	Leofoo Development Co. Ltd.	23,000	11,268
*	Li Cheng Enterprise Co. Ltd.	34,458	24,513
*	Li Peng Enterprise Co. Ltd.	126,000	30,246
	Lian HWA Food Corp.	18,870	38,133
	Lida Holdings Ltd.	10,000	8,858
	Lien Hwa Industrial Holdings Corp.	162,826	234,780
	Ligitek Electronics Co. Ltd.	22,000	10,143
	Lingsen Precision Industries Ltd.	82,000	32,678
	Lite-On Technology Corp.	457,000	904,965
	Liton Technology Corp.	12,000	9,107

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Long Da Construction & Development Corp.	54,000	$34,408
	Longchen Paper & Packaging Co. Ltd.	209,028	96,119
	Longwell Co.	25,000	40,410
	Lotes Co. Ltd.	21,589	518,113
	Lotus Pharmaceutical Co. Ltd.	16,000	76,432
	Lu Hai Holding Corp.	7,700	7,082
	Lumax International Corp. Ltd.	18,000	36,724
	Lung Yen Life Service Corp.	23,000	25,176
	Luxe Electric Co. Ltd.	33,170	16,832
	M31 Technology Corp.	2,000	20,070
*	Ma Kuang Healthcare Holding Ltd.	5,000	7,648
	Macauto Industrial Co. Ltd.	5,000	8,866
	Machvision, Inc.	14,159	51,227
	Macroblock, Inc.	5,000	14,185
	Makalot Industrial Co. Ltd.	47,258	292,636
	Marketech International Corp.	17,000	51,345
	Materials Analysis Technology, Inc.	19,000	80,845
#	Mechema Chemicals International Corp.	18,000	52,892
	Medeon Biodesign, Inc.	2,640	4,127
	MediaTek, Inc.	166,000	3,025,880
*	Medigen Biotechnology Corp.	10,000	9,218
*	Medigen Vaccine Biologics Corp.	29,103	58,061
	Mega Financial Holding Co. Ltd.	621,625	575,903
	Meiloon Industrial Co.	17,000	8,741
	Mercuries & Associates Holding Ltd.	100,212	43,953
*	Mercuries Life Insurance Co. Ltd.	568,810	96,626
	Merida Industry Co. Ltd.	27,000	147,129
	Merry Electronics Co. Ltd.	51,576	125,659
	METAAGE Corp.	30,000	29,033
	Micro-Star International Co. Ltd.	239,000	809,541
	Mildef Crete, Inc.	10,000	12,486
	MIN AIK Technology Co. Ltd.	35,000	17,440
	Mirle Automation Corp.	39,000	43,562
	Mitac Holdings Corp.	259,073	217,426
	MJ International Co. Ltd.	9,000	11,364
	momo.com, Inc.	27,640	412,379
	MOSA Industrial Corp.	21,000	15,231
	Mosel Vitelic, Inc.	12,000	12,882
	MPI Corp.	22,000	57,642
	Nak Sealing Technologies Corp.	15,000	48,768
	Nan Liu Enterprise Co. Ltd.	5,000	10,857
	Nan Pao Resins Chemical Co. Ltd.	23,000	91,569
#	Nan Ya Plastics Corp.	329,000	697,098
	Nang Kuang Pharmaceutical Co. Ltd.	12,000	12,436
	Nantex Industry Co. Ltd.	99,200	104,102
#	Nanya Technology Corp.	185,000	311,879
*	National Aerospace Fasteners Corp.	6,000	10,946
	National Petroleum Co. Ltd.	22,000	34,336
	Netronix, Inc.	11,000	19,011
	New Best Wire Industrial Co. Ltd.	18,000	20,085
*	New Era Electronics Co. Ltd.	19,000	8,748
*	Newmax Technology Co. Ltd.	23,000	19,907
	Nexcom International Co. Ltd.	30,000	24,029
	Nichidenbo Corp.	36,000	53,049
	Nidec Chaun-Choung Technology Corp.	5,000	15,570
	Nien Hsing Textile Co. Ltd.	44,000	28,827
	Nien Made Enterprise Co. Ltd.	29,000	223,603
	Niko Semiconductor Co. Ltd.	15,000	21,339
	Nishoku Technology, Inc.	10,000	26,765

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Nova Technology Corp.	12,000	$30,418
	Novatek Microelectronics Corp.	228,000	1,698,769
#	Nuvoton Technology Corp.	29,000	91,680
	Nyquest Technology Co. Ltd.	7,000	13,248
	O-Bank Co. Ltd.	179,507	44,149
	Ocean Plastics Co. Ltd.	70,000	71,513
	OFCO Industrial Corp.	17,000	10,636
	OK Biotech Co. Ltd.	37,272	25,836
*	Oneness Biotech Co. Ltd.	25,000	176,521
*	Optimax Technology Corp.	30,830	15,883
	Orient Europharma Co. Ltd.	7,000	7,613
	Orient Semiconductor Electronics Ltd.	66,000	33,072
	Oriental Union Chemical Corp.	156,000	81,599
	O-TA Precision Industry Co. Ltd.	12,000	34,053
	Pacific Construction Co.	73,000	20,256
	Pacific Hospital Supply Co. Ltd.	13,000	26,416
	PADAUK Technology Co. Ltd.	3,630	8,601
	Paiho Shih Holdings Corp.	23,000	17,975
	Pan Asia Chemical Corp.	35,475	12,263
	Pan Jit International, Inc.	58,900	100,166
	Pan-International Industrial Corp.	94,000	92,548
	Panion & BF Biotech, Inc.	8,563	39,875
	Parade Technologies Ltd.	23,000	433,136
	Paragon Technologies Co. Ltd.	21,000	12,889
	Parpro Corp.	18,000	12,002
	PChome Online, Inc.	39,000	60,645
	PCL Technologies, Inc.	7,432	20,394
	P-Duke Technology Co. Ltd.	11,579	28,896
	Pegatron Corp.	528,000	965,225
	Pegavision Corp.	9,000	78,573
*	PharmaEssentia Corp.	16,703	234,345
*††	Pharmally International Holding Co. Ltd.	11,410	0
	Phison Electronics Corp.	63,000	575,759
	Phoenix Silicon International Corp.	25,730	39,573
	Pixart Imaging, Inc.	40,000	99,971
	Planet Technology Corp.	17,000	39,276
	Plastron Precision Co. Ltd.	19,000	6,949
	Plotech Co. Ltd.	34,200	20,828
*	Polaris Group.	17,000	47,343
	Polytronics Technology Corp.	9,423	15,387
	Posiflex Technology, Inc.	3,000	10,665
	Pou Chen Corp.	278,000	234,690
	Powertech Technology, Inc.	242,000	558,904
	Powertip Technology Corp.	38,000	13,468
	Poya International Co. Ltd.	11,291	143,509
	President Chain Store Corp.	88,000	731,719
	President Securities Corp.	194,604	88,337
	Primax Electronics Ltd.	85,000	142,397
*	Prime Electronics & Satellitics, Inc.	46,000	13,912
	Prince Housing & Development Corp.	248,000	79,209
	Pro Hawk Corp.	5,000	24,117
	Promate Electronic Co. Ltd.	37,000	40,373
	Prosperity Dielectrics Co. Ltd.	27,000	25,921
	P-Two Industries, Inc.	8,000	6,067
	Qisda Corp.	419,000	318,508
	QST International Corp.	12,100	21,562
	Qualipoly Chemical Corp.	32,000	31,424
	Quang Viet Enterprise Co. Ltd.	9,000	34,811
#	Quanta Computer, Inc.	392,000	830,298

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Quanta Storage, Inc.	85,000	$99,528
	Radiant Opto-Electronics Corp.	115,000	350,390
	Radium Life Tech Co. Ltd.	176,000	49,505
	Rafael Microelectronics, Inc.	3,607	13,151
#*	RDC Semiconductor Co. Ltd.	8,000	34,501
	Realtek Semiconductor Corp.	192,000	1,513,585
	Rechi Precision Co. Ltd.	86,000	42,235
	Reward Wool Industry Corp.	14,000	8,250
	Rexon Industrial Corp. Ltd.	36,000	31,448
	Rich Development Co. Ltd.	229,000	58,098
*	Ritek Corp.	176,099	38,232
	Rodex Fasteners Corp.	12,000	22,460
*	Roo Hsing Co. Ltd.	153,000	13,865
	Ruentex Engineering & Construction Co.	24,440	67,780
	Ruentex Industries Ltd.	159,784	272,953
	Run Long Construction Co. Ltd.	59,731	117,326
	Sakura Development Co. Ltd.	28,000	27,333
	Sampo Corp.	77,800	56,682
	San Fang Chemical Industry Co. Ltd.	65,000	40,319
	San Far Property Ltd.	55,003	19,701
	San Shing Fastech Corp.	22,000	36,031
	Sanitar Co. Ltd.	9,000	9,880
	Sanyang Motor Co. Ltd.	122,000	137,255
	Savior Lifetec Corp.	45,000	22,526
	Scan-D Corp.	11,000	15,521
*	SCI Pharmtech, Inc.	7,800	20,895
	Scientech Corp.	10,000	19,344
	SDI Corp.	19,000	52,384
	Sea & Land Integrated Corp.	22,100	13,280
	Sea Sonic Electronics Co. Ltd.	8,000	11,379
	Securitag Assembly Group Co.	4,000	10,858
	Senao International Co. Ltd.	33,000	30,431
	Senao Networks, Inc.	7,000	39,174
	Sensortek Technology Corp.	9,000	54,875
	Sercomm Corp.	53,000	123,864
	Sesoda Corp.	56,680	70,468
	Shanghai Commercial & Savings Bank Ltd.	380,000	546,935
	Shan-Loong Transportation Co. Ltd.	24,000	24,272
	Sharehope Medicine Co. Ltd.	37,001	33,720
	ShenMao Technology, Inc.	18,000	20,772
	Shih Her Technologies, Inc.	11,000	17,242
	Shihlin Electric & Engineering Corp.	85,000	144,034
*	Shihlin Paper Corp.	16,000	23,733
	Shin Hsiung Natural Gas Co. Ltd.	11,592	23,227
#	Shin Kong Financial Holding Co. Ltd.	3,226,601	799,945
	Shin Ruenn Development Co. Ltd.	15,858	12,887
	Shin Shin Natural Gas Co.	7,000	9,124
	Shin Zu Shing Co. Ltd.	49,866	120,351
	Shinih Enterprise Co. Ltd.	17,000	10,760
*	Shining Building Business Co. Ltd.	102,206	28,743
	Shinkong Insurance Co. Ltd.	76,000	103,838
	Shinkong Synthetic Fibers Corp.	339,000	169,645
	Shinkong Textile Co. Ltd.	39,000	46,205
	Shiny Chemical Industrial Co. Ltd.	27,498	85,546
	ShunSin Technology Holding Ltd.	7,000	17,172
*	Shuttle, Inc.	106,000	37,209
#	Sigurd Microelectronics Corp.	126,438	181,995
	Silergy Corp.	42,000	484,331
	Silicon Optronics, Inc.	7,000	14,869

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Silicon Power Computer & Communications, Inc.	21,000	$12,238
	Simplo Technology Co. Ltd.	54,000	429,072
	Sinbon Electronics Co. Ltd.	44,000	341,686
	Singatron Enterprise Co. Ltd.	17,000	10,480
	Sinher Technology, Inc.	11,000	12,090
	Sinmag Equipment Corp.	11,000	28,112
	Sino-American Silicon Products, Inc.	143,000	548,401
	Sinon Corp.	148,000	162,571
	SinoPac Financial Holdings Co. Ltd.	590,690	294,728
	Sinopower Semiconductor, Inc.	5,000	14,758
	Sinphar Pharmaceutical Co. Ltd.	23,000	19,901
	Sinyi Realty, Inc.	47,965	41,711
	Sirtec International Co. Ltd.	25,200	15,118
	Sitronix Technology Corp.	31,000	158,613
	Siward Crystal Technology Co. Ltd.	33,000	29,939
	Soft-World International Corp.	16,000	35,530
	Solar Applied Materials Technology Corp.	151,711	130,101
	Solomon Technology Corp.	52,000	36,098
	Solteam, Inc.	19,000	23,706
	Sonix Technology Co. Ltd.	44,000	62,559
	Southeast Cement Co. Ltd.	61,000	33,564
	Speed Tech Corp.	20,000	31,049
	Spirox Corp.	17,000	13,639
	Sporton International, Inc.	28,002	175,272
	Sports Gear Co. Ltd.	23,000	49,924
	St Shine Optical Co. Ltd.	9,000	58,854
	Standard Chemical & Pharmaceutical Co. Ltd.	20,000	27,645
	Standard Foods Corp.	88,000	105,464
	Star Comgistic Capital Co. Ltd.	8,339	6,110
	Stark Technology, Inc.	18,000	42,978
	Sun Race Sturmey-Archer, Inc.	7,000	9,589
*	Sun Yad Construction Co. Ltd.	48,893	18,683
	Sunjuice Holdings Co. Ltd.	3,000	18,798
*	Sunko INK Co. Ltd.	64,750	26,426
	SunMax Biotechnology Co. Ltd.	6,000	25,421
	Sunny Friend Environmental Technology Co. Ltd.	9,000	37,541
	Sunonwealth Electric Machine Industry Co. Ltd.	40,000	49,774
	Sunplus Innovation Technology, Inc.	6,000	11,126
	Sunplus Technology Co. Ltd.	148,000	102,966
	Sunrex Technology Corp.	28,000	31,257
	Sunspring Metal Corp.	27,540	17,627
	Superior Plating Technology Co. Ltd.	9,000	14,836
	Supreme Electronics Co. Ltd.	186,145	191,056
	Swancor Holding Co. Ltd.	26,000	71,772
	Sweeten Real Estate Development Co. Ltd.	41,796	30,810
	Symtek Automation Asia Co. Ltd.	6,000	14,057
	Syncmold Enterprise Corp.	29,500	53,990
*	SYNergy ScienTech Corp.	12,000	6,390
	Syngen Biotech Co. Ltd.	4,000	16,978
	Synnex Technology International Corp.	407,000	662,641
	Systex Corp.	50,000	102,640
	T3EX Global Holdings Corp.	29,000	54,451
	TA Chen Stainless Pipe	507,668	593,199
	Ta Liang Technology Co. Ltd.	11,000	13,872
	Ta Ya Electric Wire & Cable	102,644	52,522
	Tah Hsin Industrial Corp.	12,870	25,802
	TA-I Technology Co. Ltd.	26,750	34,265
*	Tai Tung Communication Co. Ltd.	24,000	10,207
	Taichung Commercial Bank Co. Ltd.	722,183	280,875

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	TaiDoc Technology Corp.	20,000	$105,407
	Taiflex Scientific Co. Ltd.	40,000	49,833
	Taimide Tech, Inc.	27,000	25,445
	Tainan Enterprises Co. Ltd.	15,000	8,484
	Tai-Saw Technology Co. Ltd.	16,000	11,831
	Taishin Financial Holding Co. Ltd.	892,799	366,398
	TaiSol Electronics Co. Ltd.	22,000	20,951
#	Taita Chemical Co. Ltd.	83,945	51,727
	TAI-TECH Advanced Electronics Co. Ltd.	14,000	31,916
	Taitien Electronics Co. Ltd.	9,000	7,871
	Taiwan Business Bank	751,441	278,192
	Taiwan Cement Corp.	359,916	337,487
	Taiwan Chelic Corp. Ltd.	7,000	10,789
	Taiwan Chinsan Electronic Industrial Co. Ltd.	25,461	26,449
	Taiwan Cogeneration Corp.	30,000	27,220
	Taiwan Cooperative Financial Holding Co. Ltd.	538,118	416,941
	Taiwan Fertilizer Co. Ltd.	87,000	141,053
	Taiwan Fire & Marine Insurance Co. Ltd.	74,000	45,453
	Taiwan FU Hsing Industrial Co. Ltd.	45,000	55,901
	Taiwan Glass Industry Corp.	159,000	100,431
	Taiwan High Speed Rail Corp.	182,000	158,552
	Taiwan Hon Chuan Enterprise Co. Ltd.	68,000	175,732
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	55,000	58,932
	Taiwan IC Packaging Corp.	14,000	4,552
††	Taiwan Land Development Corp.	134,000	8,359
	Taiwan Mobile Co. Ltd.	128,000	377,419
	Taiwan Paiho Ltd.	69,000	104,249
	Taiwan PCB Techvest Co. Ltd.	67,000	67,689
	Taiwan Pelican Express Co. Ltd.	8,000	10,518
	Taiwan Sakura Corp.	29,000	52,659
	Taiwan Sanyo Electric Co. Ltd.	25,000	27,377
	Taiwan Secom Co. Ltd.	66,000	189,083
#	Taiwan Semiconductor Co. Ltd.	48,000	111,354
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	100,238	6,169,649
#	Taiwan Semiconductor Manufacturing Co. Ltd.	1,104,000	13,272,512
	Taiwan Shin Kong Security Co. Ltd.	84,500	101,310
	Taiwan Styrene Monomer.	164,000	62,794
	Taiwan Surface Mounting Technology Corp.	67,000	169,432
	Taiwan Taxi Co. Ltd.	6,615	16,107
*	Taiwan TEA Corp.	162,000	103,175
	Taiwan Union Technology Corp.	73,000	99,111
	Taiwan-Asia Semiconductor Corp.	55,500	54,287
*	Tatung Co. Ltd.	381,000	369,415
	TCI Co. Ltd.	25,877	86,189
	Te Chang Construction Co. Ltd.	12,000	11,076
	Team Group, Inc.	21,000	19,882
	Teco Electric & Machinery Co. Ltd.	431,000	380,690
	Tehmag Foods Corp.	4,400	33,292
	TEKOM Technologies, Inc.	7,200	22,148
	Tera Autotech Corp.	22,701	12,391
	Test Research, Inc.	30,000	55,887
	Test Rite International Co. Ltd.	34,000	21,289
	Tex-Ray Industrial Co. Ltd.	49,000	17,333
	Thinking Electronic Industrial Co. Ltd.	17,000	61,830
	Thye Ming Industrial Co. Ltd.	29,000	31,131
	Tian Zheng International Precision Machinery Co. Ltd.	5,000	7,090
#	Ting Sin Co. Ltd.	34,465	14,670
	Tofu Restaurant Co. Ltd.	1,120	6,442
#	Ton Yi Industrial Corp.	332,000	170,651

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Tong Hsing Electronic Industries Ltd.	43,878	$234,598
	Tong Ming Enterprise Co. Ltd.	10,000	13,643
	Tong Yang Industry Co. Ltd.	61,000	85,359
	Tong-Tai Machine & Tool Co. Ltd.	40,000	16,495
*	Top Bright Holding Co. Ltd.	5,000	16,335
	Top Union Electronics Corp.	16,587	11,840
*	TOPBI International Holdings Ltd.	40,607	12,097
	Topco Scientific Co. Ltd.	33,000	152,708
	Topco Technologies Corp.	18,000	39,081
	Topkey Corp.	17,000	90,819
	Topoint Technology Co. Ltd.	35,000	30,775
	Toung Loong Textile Manufacturing	23,460	19,269
	TPK Holding Co. Ltd.	89,000	78,554
	Trade-Van Information Services Co.	16,000	27,059
	Transart Graphics Co. Ltd.	6,000	10,252
	Transcend Information, Inc.	59,000	117,795
	Transcom, Inc.	4,000	15,447
*	TrueLight Corp.	21,000	13,686
	Tsann Kuen Enterprise Co. Ltd.	13,331	17,263
	TSC Auto ID Technology Co. Ltd.	8,300	48,114
	TSRC Corp.	144,000	117,988
	TST Group Holding Ltd.	3,600	11,285
	TTFB Co. Ltd.	2,630	15,126
	TTY Biopharm Co. Ltd.	45,000	104,526
	Tul Corp.	12,000	23,067
	Tung Ho Steel Enterprise Corp.	139,270	213,129
	Tung Ho Textile Co. Ltd.	29,000	15,363
	Tung Thih Electronic Co. Ltd.	9,000	37,312
	Turvo International Co. Ltd.	13,000	36,499
	TXC Corp.	80,000	188,812
	TYC Brother Industrial Co. Ltd.	22,000	17,110
*	Tycoons Group Enterprise	103,000	25,515
	Tyntek Corp.	70,000	32,912
	TZE Shin International Co. Ltd.	33,000	12,403
	UDE Corp.	13,000	11,911
	Unic Technology Corp.	41,000	16,070
	Unictron Technologies Corp.	5,000	10,538
	Union Bank Of Taiwan.	538,565	252,770
	Uni-President Enterprises Corp.	804,000	1,632,730
	Unitech Computer Co. Ltd.	37,000	33,563
*	Unitech Printed Circuit Board Corp.	151,170	81,818
	United Integrated Services Co. Ltd.	56,000	251,321
*	United Orthopedic Corp.	15,000	14,420
	United Radiant Technology	28,000	13,755
	United Recommend International Co. Ltd.	6,900	13,642
*	United Renewable Energy Co. Ltd.	99,571	64,723
††	Unity Opto Technology Co. Ltd.	140,000	3,356
	Univacco Technology, Inc.	15,000	11,416
	Universal Vision Biotechnology Co. Ltd.	9,450	72,277
	Universal, Inc.	12,000	8,187
	Unizyx Holding Corp.	97,909	77,778
	UPC Technology Corp.	327,169	123,632
	Userjoy Technology Co. Ltd.	12,250	26,285
	USI Corp.	326,320	204,619
*	Usun Technology Co. Ltd.	9,000	7,006
	U-Tech Media Corp.	34,000	16,064
	Utechzone Co. Ltd.	15,000	35,285
	UVAT Technology Co. Ltd.	8,000	13,478
	Value Valves Co. Ltd.	5,383	13,255

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ve Wong Corp.	23,000	$23,204
	Ventec International Group Co. Ltd.	18,000	33,070
	VIA Labs, Inc.	3,000	15,710
*	Victory New Materials Ltd.. Co.	25,000	7,659
	Viking Tech Corp.	14,000	17,288
	Visual Photonics Epitaxy Co. Ltd.	39,000	69,630
	Voltronic Power Technology Corp.	17,915	726,348
	Waffer Technology Corp.	24,827	23,796
	Wah Hong Industrial Corp.	13,000	11,678
	Wah Lee Industrial Corp.	43,780	108,904
	Walsin Lihwa Corp.	610,139	674,918
	Walsin Technology Corp.	90,000	219,677
	We & Win Development Co. Ltd.	30,000	6,404
	WEI Chih Steel Industrial Co. Ltd.	27,000	18,239
	Wei Chuan Foods Corp.	65,000	36,775
	Weikeng Industrial Co. Ltd.	106,945	85,112
	Well Shin Technology Co. Ltd.	16,000	22,294
	WELLELL, Inc.	17,000	12,224
	Weltrend Semiconductor	23,000	30,259
*	Wha Yu Industrial Co. Ltd.	18,000	8,454
	Wholetech System Hitech Ltd.	18,000	22,257
	Win Semiconductors Corp.	56,000	211,294
	Winbond Electronics Corp.	1,018,000	613,608
	Winmate, Inc.	7,000	17,457
	Winstek Semiconductor Co. Ltd.	12,000	15,115
	WinWay Technology Co. Ltd.	3,000	28,506
	Wisdom Marine Lines Co. Ltd.	123,102	199,099
	Wisechip Semiconductor, Inc.	8,000	13,141
	Wistron Corp.	791,436	638,984
	Wistron Information Technology & Services Corp.	10,000	23,812
	Wistron NeWeb Corp.	84,340	218,677
	Wiwynn Corp.	31,000	694,453
	Wonderful Hi-Tech Co. Ltd.	17,954	16,886
*	Wowprime Corp.	12,000	46,446
	WPG Holdings Ltd.	632,400	861,048
	WT Microelectronics Co. Ltd.	184,000	332,337
	WUS Printed Circuit Co. Ltd.	30,780	21,627
	XAC Automation Corp.	24,000	15,537
	X-Legend Entertainment Co. Ltd.	8,000	10,117
	Xxentria Technology Materials Corp.	37,000	65,054
	Ya Horng Electronic Co. Ltd.	8,000	9,372
	Yageo Corp.	78,161	886,112
	Yang Ming Marine Transport Corp.	259,000	482,162
	Yankey Engineering Co. Ltd.	2,000	9,759
	YC INOX Co. Ltd.	55,000	43,157
	YCC Parts Manufacturing Co. Ltd.	13,000	14,547
	Yea Shin International Development Co. Ltd.	69,259	47,484
	Yem Chio Co. Ltd.	67,999	27,285
	Yen Sun Technology Corp.	9,000	6,747
	YFC-Boneagle Electric Co. Ltd.	30,236	22,762
#	YFY, Inc.	145,000	114,772
	Yi Jinn Industrial Co. Ltd.	62,000	34,979
	Yi Shin Textile Industrial Co. Ltd.	7,000	7,238
	Yieh Phui Enterprise Co. Ltd.	431,843	190,928
	YONGGU Group, Inc.	11,000	16,392
	Yonyu Plastics Co. Ltd.	23,000	23,603
	Young Fast Optoelectronics Co. Ltd.	17,000	13,421
	Youngtek Electronics Corp.	28,000	49,004
	Yuanta Financial Holding Co. Ltd.	1,165,754	711,818

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Yuen Chang Stainless Steel Co. Ltd.	18,000	$10,721
	Yuen Foong Yu Consumer Products Co. Ltd.	23,000	24,883
	Yulon Finance Corp.	70,610	298,318
	Yulon Motor Co. Ltd.	242,264	342,237
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	20,000	43,252
	Yungshin Construction & Development Co. Ltd.	47,000	87,267
	YungShin Global Holding Corp.	46,000	55,494
	Zeng Hsing Industrial Co. Ltd.	9,000	30,003
	Zenitron Corp.	45,000	35,836
	Zero One Technology Co. Ltd.	42,632	50,821
	Zhen Ding Technology Holding Ltd.	168,800	553,211
*	Zhong Yang Technology Co. Ltd.	10,053	11,058
	Zig Sheng Industrial Co. Ltd.	86,000	25,573
	ZillTek Technology Corp.	4,000	22,145
*	Zinwell Corp.	72,000	36,900
	Zippy Technology Corp.	30,000	35,235
	ZongTai Real Estate Development Co. Ltd.	51,388	46,850

TOTAL TAIWAN			122,735,293

THAILAND — (2.2%)
	2S Metal PCL	70,400	6,141
	AAPICO Hitech PCL, NVDR	34,100	27,103
	Advanced Information Technology PCL	417,000	67,930
	AEON Thana Sinsap Thailand PCL	25,400	109,115
*	After You PCL	38,600	11,359
	AgriPure Holdings PLC	90,200	11,968
	AI Energy PCL	57,875	4,896
*	Airports of Thailand PCL	279,300	543,043
	AJ Plast PCL	70,300	22,904
	Amanah Leasing PCL	58,700	6,354
	Amata Corp. PCL	141,500	72,497
*	Ananda Development PCL	590,800	22,198
	AP Thailand PCL	861,500	221,826
*	Aqua Corp. PCL	726,800	12,603
	Asia Plus Group Holdings PCL	545,200	42,974
	Asia Sermkij Leasing PCL, NVDR	39,450	33,687
	Asian Insulators PCL	77,325	12,698
	Asian Sea Corp. PCL, Class F	44,200	20,207
	Asiasoft Corp. PCL	65,100	28,394
	Asset World Corp. PCL	436,700	69,991
	Bangchak Corp. PCL	458,700	367,587
	Bangkok Chain Hospital PCL	466,000	226,511
	Bangkok Commercial Asset Management PCL	350,600	140,940
	Bangkok Dusit Medical Services PCL, Class F	832,700	645,419
	Bangkok Expressway & Metro PCL	562,000	138,802
	Bangkok Insurance PCL	12,500	90,646
	Bangkok Land PCL	2,786,800	73,953
	Bangkok Life Assurance PCL, NVDR	16,100	13,854
	BCPG PCL	417,200	104,684
	BEC World PCL	432,100	109,558
	Berli Jucker PCL	178,100	160,271
*	Beyond Securities PCL	66,300	24,214
*	Bound & Beyond PCL	36,000	11,445
	BTS Group Holdings PCL	607,900	132,569
	Bumrungrad Hospital PCL	67,600	403,184
	Business Online PCL	27,800	7,596
	Cal-Comp Electronics Thailand PCL, Class F	1,253,416	72,452
	Carabao Group PCL, Class F	77,200	183,061
*	Central Plaza Hotel PCL	38,300	51,070

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Central Retail Corp. PCL	129,450	$142,851
	CH Karnchang PCL	232,000	141,419
	Chularat Hospital PCL, Class F	1,803,700	167,764
	CIMB Thai Bank PCL	636,000	14,037
	Com7 PCL, Class F.	317,200	252,110
*	Country Group Holdings PCL, Class F	314,000	5,693
	CP ALL PCL	226,900	357,698
	Delta Electronics Thailand PCL	31,400	478,508
	Demco PCL	273,100	31,429
	Dhipaya Group Holdings PCL	200,400	285,646
	Diamond Building Products PCL	101,400	20,514
	Do Day Dream PCL	27,700	12,154
	Dohome PCL	132,929	45,055
	Dynasty Ceramic PCL	1,232,400	87,427
	Eastern Polymer Group PCL, Class F	275,100	73,726
	Eastern Power Group PCL	116,500	13,223
	Eastern Water Resources Development & Management PCL, Class F	200,000	26,800
	Ekachai Medical Care PCL	74,776	15,226
	Energy Absolute PCL	174,600	442,693
	Esso Thailand PCL	375,400	143,019
*	Everland PCL	1,534,600	10,887
	Exotic Food PCL, Class F	52,700	16,754
	Forth Corp. PCL	77,600	108,061
	Forth Smart Service PCL	89,100	44,948
	Fortune Parts Industry PCL, Class F	205,700	20,646
	Frasers Property Thailand PCL	144,800	57,829
*	General Engineering PCL	1,886,200	10,407
	Global Green Chemicals PCL, Class F	67,500	25,184
	Gunkul Engineering PCL	1,441,700	195,080
	Haad Thip PCL	21,600	16,174
	Hana Microelectronics PCL	123,700	112,942
	Home Product Center PCL	807,600	309,799
	Humanica PCL	46,300	13,382
	Hwa Fong Rubber Thailand PCL	63,500	10,845
	I&I Group PCL	17,400	19,887
	Ichitan Group PCL	152,500	42,472
	Index Livingmall PCL	55,400	25,327
	Indorama Ventures PCL	101,600	112,118
	Infraset PCL	100,800	9,640
	Interlink Communication PCL	112,600	22,928
*	Interlink Telecom PCL	187,100	19,565
*	Interpharma PCL	51,900	22,227
	Intouch Holdings PCL, Class F	30,400	57,509
	IRPC PCL	3,317,200	273,673
	IT City PCL	44,800	6,062
*	Italian-Thai Development PCL	402,100	20,390
	JAS Asset PCL, Class F	89,100	9,411
*	Jasmine International PCL	1,075,100	68,359
*	Jasmine Technology Solution PCL	39,100	49,825
	Jay Mart PCL	58,800	69,908
*	JKN Global Media PCL	125,400	16,639
	Jubilee Enterprise PCL	41,000	31,240
	JWD Infologistics PCL	92,500	47,392
	Kang Yong Electric PCL	1,200	10,089
	Karmarts PCL	290,700	46,973
	Kaset Thai International Sugar Corp. PCL, Class F	66,700	7,325
	Kasikornbank PCL	46,600	179,372
	KCE Electronics PCL	245,700	271,135
	Khon Kaen Sugar Industry PCL	439,200	42,928

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Kiatnakin Phatra Bank PCL	35,800	$68,665
	Krung Thai Bank PCL	212,800	97,846
	Krungthai Card PCL	160,200	239,921
	Ladprao General Hospital PCL, Class F	40,000	6,043
	Lalin Property PCL	148,400	35,092
	Land & Houses PCL	1,151,300	278,296
	LH Financial Group PCL	579,700	16,754
	Loxley PCL	724,500	41,879
	LPN Development PCL	564,800	61,436
*	Master Ad PCL	1,102,400	15,351
	MBK PCL	193,335	95,499
	MC Group PCL	106,000	27,712
*	MDX PCL	107,900	12,984
	Mega Lifesciences PCL	127,700	148,469
	Millcon Steel PCL	341,770	7,184
*	Minor International PCL	220,300	163,517
	MK Restaurants Group PCL	38,600	59,076
*	Mono Next PCL	305,000	11,620
	Muang Thai Insurance PCL	3,900	12,860
*	Nawarat Patanakarn PCL	500,000	10,247
	Netbay PCL	24,000	18,760
	Noble Development PCL	258,300	30,947
	Northeast Rubber PCL	216,700	33,023
	Origin Property PCL, Class F	284,600	76,272
	Osotspa PCL	275,900	192,101
*	Plan B Media PCL, Class F	1,166,972	216,163
	Polyplex Thailand PCL	89,700	55,621
*	Power Solution Technologies PCL, Class F	178,060	8,000
	Praram 9 Hospital PCL	32,600	15,418
	Premier Marketing PCL	111,900	28,519
	Prima Marine PCL	126,800	21,489
*	Principal Capital PCL	118,400	18,976
	Property Perfect PCL	3,068,310	31,441
	Pruksa Holding PCL	297,800	93,894
*	PSG Corp. PCL	248,900	9,286
	PTG Energy PCL	345,100	126,035
	PTT Global Chemical PCL	327,900	374,767
	PTT Oil & Retail Business PCL	48,900	30,964
	Pylon PCL	55,700	6,234
	Quality Houses PCL	2,547,100	144,554
	R&B Food Supply PCL	78,200	22,601
*	Raimon Land PCL	716,700	13,370
	Rajthanee Hospital PCL	31,400	28,463
	Ramkhamhaeng Hospital PCL, Class F	24,200	35,289
	Ratchaphruek Hospital PCL, Class F	60,100	9,632
	Ratchthani Leasing PCL	563,737	66,357
	RPCG Pcl	310,500	8,403
	RS PCL	101,200	41,746
	S 11 Group PCL	62,700	8,138
*	S Hotels & Resorts PCL	347,400	33,772
	S Kijchai Enterprise PCL, Class F	57,400	7,616
	Sabina PCL	24,600	16,159
	Sahamitr Pressure Container PCL	71,900	27,959
	Saha-Union PCL	41,400	31,273
*	Samart Corp. PCL	156,200	23,393
	Samart Telcoms PCL	76,700	14,006
	Sansiri PCL	5,141,200	176,957
	Sappe PCL	28,600	30,434
	SC Asset Corp. PCL	349,800	34,557

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	SCB X PCL	74,300	$206,931
	SCG Ceramics PCL	248,200	13,434
	SCG Packaging PCL	79,700	108,891
*	SEAFCO PCL	227,290	20,543
*	Seafresh Industry PCL	197,800	16,111
	Sena Development PCL	228,900	24,538
*	SENA J Property PCL	360,200	11,830
*	Seven Utilities & Power PLC	879,600	18,027
	Siam Global House PCL	333,052	175,889
	Siamgas & Petrochemicals PCL	263,500	72,002
	Siamrajathanee PCL	19,200	4,893
	Sikarin PCL, Class F	132,000	49,595
*	Simat Technologies PCL	253,600	15,858
	Singer Thailand PCL	27,800	26,478
*	Singha Estate PCL	706,700	33,608
	Sino-Thai Engineering & Construction PCL	285,400	87,735
	SiS Distribution Thailand PCL	22,200	15,166
*	SKY ICT PCL, Class F	64,400	17,090
	SNC Former PCL	27,900	12,022
	Somboon Advance Technology PCL	40,500	22,666
	SPCG PCL	165,600	59,609
	Sri Trang Agro-Industry PCL	209,700	105,787
	Sri Trang Gloves Thailand PCL	251,300	73,290
	Sriracha Construction PCL	31,600	8,967
	Srisawad Corp. PCL	215,720	232,384
	Srithai Superware PCL	359,200	15,572
	Srivichai Vejvivat PCL	64,300	15,289
	Star Petroleum Refining PCL	583,200	182,346
*	STARK Corp. PCL	384,400	32,320
	Stars Microelectronics Thailand PCL	115,900	14,130
	Supalai PCL	364,000	200,841
	Super Energy Corp. PCL	6,971,700	128,224
	Susco PCL	321,100	38,809
	SVI PCL	196,300	41,777
	Synnex Thailand PCL	79,800	32,079
	Syntec Construction PCL	213,300	8,799
	TAC Consumer PCL, Class F	132,900	24,094
	Taokaenoi Food & Marketing PCL, Class F	110,400	20,305
	Thai Nakarin Hospital PCL	18,000	17,262
	Thai Oil PCL	457,365	654,924
	Thai President Foods PCL, Class F	7,500	39,214
*	Thai Reinsurance PCL	537,000	15,238
	Thai Rubber Latex Group PCL	257,760	14,629
	Thai Stanley Electric PCL, Class F	4,600	21,997
	Thai Union Group PCL, Class F	272,600	128,923
	Thai Vegetable Oil PCL	128,810	96,455
	Thai Wah PCL, Class F	70,400	9,988
	Thaicom PCL	155,500	46,985
	Thaitheparos PCL	13,400	10,034
	Thanachart Capital PCL	61,800	64,950
	Thitikorn PCL	37,600	8,842
	Thonburi Healthcare Group PCL	114,300	202,713
	Thoresen Thai Agencies PCL	150,400	29,637
	Tipco Asphalt PCL	183,800	82,580
	TIPCO Foods PCL	79,100	18,289
	Tisco Financial Group PCL	60,200	151,844
	TKS Technologies PCL	86,680	24,597
	TMBThanachart Bank PCL	2,822,040	100,840
	TOA Paint Thailand PCL	221,200	183,074

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Total Access Communication PCL	93,900	$111,022
	TQM Alpha PCL	56,000	55,176
*	TRC Construction PCL	1,142,600	7,805
	Triple i Logistics PCL	70,100	23,575
*	Triton Holding PCL	1,264,900	6,315
	True Corp. PCL	1,701,400	221,727
*	TTCL PCL	66,100	7,503
	TTW PCL	352,100	80,485
*	U City PLC, Class F	986,100	41,714
	Union Auction PCL	46,200	12,139
*	Unique Engineering & Construction PCL	257,300	30,287
	United Paper PCL	103,100	44,697
	Univentures PCL	258,800	20,399
	Vanachai Group PCL	99,600	15,309
	VGI PCL	1,369,080	130,937
	Vibhavadi Medical Center PCL	292,300	21,965
	WHA Corp. PCL	1,026,100	106,223
	WHA Utilities & Power PCL	263,200	28,215
	WICE Logistics PCL	66,000	19,249
	Workpoint Entertainment PCL	54,600	25,966
*	Ziga Innovation PCL	86,300	10,113

TOTAL THAILAND			18,202,833

TURKEY — (0.6%)
	Agesa Hayat ve Emeklilik AS	7,786	13,174
	Akbank TAS	311,293	244,711
	Alkim Alkali Kimya AS	15,773	33,081
*	Anadolu Anonim Turk Sigorta Sirketi	58,272	29,728
	Anadolu Efes Biracilik Ve Malt Sanayii AS	19,192	49,384
	Anadolu Hayat Emeklilik AS	19,654	15,883
#	Arcelik AS	39,236	165,829
#	Aselsan Elektronik Sanayi Ve Ticaret AS	40,825	70,678
	Aygaz AS	3,995	12,648
	BIM Birlesik Magazalar AS	40,158	289,133
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	10,960	31,277
	Borusan Yatirim ve Pazarlama AS	1,401	55,913
	Coca-Cola Icecek AS	10,282	94,967
	Deva Holding AS	8,625	20,779
	Dogan Sirketler Grubu Holding AS	353,461	113,070
	Dogus Otomotiv Servis ve Ticaret AS	8,999	59,293
#	EGE Endustri VE Ticaret AS	224	39,737
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	34,460	36,816
#Ω	Enerjisa Enerji AS	38,665	42,606
	Eregli Demir ve Celik Fabrikalari TAS	55,419	88,318
*	Fenerbahce Futbol AS	6,067	24,985
#	Ford Otomotiv Sanayi AS	7,423	144,875
*	Goodyear Lastikleri TAS	25,809	20,914
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	66,706	44,787
	GSD Holding AS	159,636	50,827
*	Gubre Fabrikalari TAS	6,562	51,410
*	Hektas Ticaret TAS	294,803	453,271
	Is Yatirim Menkul Degerler AS, Class A	42,746	82,968
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	175,589	20,734
	Koza Altin Isletmeleri AS	3,880	40,582
*	Koza Anadolu Metal Madencilik Isletmeleri AS	50,496	86,451
	Logo Yazilim Sanayi Ve Ticaret AS	13,580	38,350
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	10,464	49,016
*	Migros Ticaret AS	7,362	47,872
*Ω	MLP Saglik Hizmetleri AS	10,490	36,719

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Otokar Otomotiv Ve Savunma Sanayi AS	2,650	$75,326
*	Petkim Petrokimya Holding AS	223,129	159,618
*	Reysas Tasimacilik ve Lojistik Ticaret AS	39,132	24,054
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	59,353	75,351
#*	Sasa Polyester Sanayi AS	48,880	314,820
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	32,779	40,645
*	TAV Havalimanlari Holding AS	32,931	138,703
	Tekfen Holding AS	27,917	49,504
*	Teknosa Ic Ve Dis Ticaret AS	25,300	25,346
	Tofas Turk Otomobil Fabrikasi AS	26,012	137,249
*	Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS	88,108	21,527
	Turk Traktor ve Ziraat Makineleri AS	3,310	67,663
*	Turkiye Halk Bankasi AS	130,977	58,001
*	Turkiye Petrol Rafinerileri AS	3,733	75,623
#*	Turkiye Sinai Kalkinma Bankasi AS	640,671	103,652
*	Turkiye Vakiflar Bankasi TAO, Class D	131,151	60,345
*	Ulker Biskuvi Sanayi AS	20,543	29,029
	Vestel Elektronik Sanayi ve Ticaret AS	17,643	43,725
	Yapi ve Kredi Bankasi AS	379,984	188,146
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	23,522	25,634
*	Zorlu Enerji Elektrik Uretim AS	90,125	22,892

TOTAL TURKEY			4,437,639

UNITED ARAB EMIRATES — (1.5%)
	Abu Dhabi Commercial Bank PJSC	292,394	752,671
	Abu Dhabi Islamic Bank PJSC	284,750	736,762
	Abu Dhabi National Hotels	20,140	21,568
	Abu Dhabi National Insurance Co. PSC	13,260	21,587
	Abu Dhabi National Oil Co. for Distribution PJSC	638,359	784,529
	Abu Dhabi Ship Building Co. PJSC	15,970	18,023
	Agthia Group PJSC	95,198	115,788
*	Ajman Bank PJSC	240,306	48,328
	Aldar Properties PJSC	232,207	273,138
*	Amlak Finance PJSC	124,149	19,854
	Aramex PJSC	191,567	189,451
*	Deyaar Development PJSC	434,668	58,111
	Dubai Financial Market PJSC	163,737	62,973
	Dubai Investments PJSC	613,041	363,803
	Dubai Islamic Bank PJSC	745,140	1,180,507
*	Emaar Development PJSC	308,909	359,735
	Emaar Properties PJSC	866,033	1,429,608
	Emirates Driving Co.	4,631	32,664
	Emirates NBD Bank PJSC	309,859	1,118,882
	Emirates Telecommunications Group Co. PJSC	361,991	2,544,094
*	Eshraq Investments PJSC	368,462	45,105
	First Abu Dhabi Bank PJSC	275,154	1,341,859
*	Gulf Pharmaceutical Industries PSC	97,181	32,255
*	International Holding Co. PJSC	6,187	678,799
*	Manazel PJSC	301,353	33,069
*	RAK Properties PJSC	397,886	80,110
	Ras Al Khaimah Ceramics	132,162	103,610
*	SHUAA Capital PSC	265,287	28,196
*	Union Properties PJSC	564,802	39,672

TOTAL UNITED ARAB EMIRATES			12,514,751

UNITED STATES — (0.0%)
	Sempra Energy	684	95,456

TOTAL COMMON STOCKS			790,292,743

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
	PREFERRED STOCKS — (1.1%)
	BRAZIL — (1.0%)
	Banco ABC Brasil SA	24,427	$97,699
Ω	Banco BMG SASeries B	27,100	13,063
	Banco Bradesco SA	381,022	1,464,930
	Banco do Estado do Rio Grande do Sul SA Class B	59,900	135,327
	Banco Pan SA	66,900	100,114
	Braskem SA Class A	14,718	96,050
	Centrais Eletricas Brasileiras SA Class B	21,400	220,898
	Centrais Eletricas Santa Catarina Series A	3,500	40,099
	Cia de Saneamento do Parana Series A	115,531	86,109
	Cia de Transmissao de Energia Eletrica Paulista	45,400	215,332
	Cia Energetica de Minas Gerais	378,707	833,588
	Cia Energetica do Ceara Class A	2,900	23,916
	Cia Paranaense de Energia.	464,416	665,314
	EMAE-Empresa Metropolitana de Aguas e Energia SA	800	7,124
	Eucatex SA Industria e Comercio	27,000	41,502
	Gerdau SA	104,500	520,932
	Grazziotin SA	2,000	13,342
	Itau Unibanco Holding SA	493,318	2,903,275
	Marcopolo SA	188,554	105,127
	Randon SA Implementos e Participacoes	56,100	107,954
	Schulz SA	28,900	27,415
	Track & Field Co. SA	15,700	38,904
	Unipar Carbocloro SA Class B	16,510	341,323

	TOTAL BRAZIL		8,099,337

	CHILE — (0.1%)
	Embotelladora Andina SA Class B	56,949	99,488
	Sociedad Quimica y Minera de Chile SA Class B	6,986	663,396

	TOTAL CHILE		762,884

	COLOMBIA — (0.0%)
	Banco Davivienda SA	2,031	10,692
	Bancolombia SA	2,120	13,414
	Grupo Aval Acciones y Valores SA	542,864	59,356
	Grupo de Inversiones Suramericana SA	34,903	96,538

	TOTAL COLOMBIA		180,000

	PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	3,315	2,059

	TAIWAN — (0.0%)
	China Development Financial Holding Corp.	65,904	15,478

	THAILAND — (0.0%)
*	U City PLC	1,840,500	50,292

TOTAL PREFERRED STOCKS			9,110,050

	RIGHTS/WARRANTS — (0.0%)
	BRAZIL — (0.0%)
*	Fleury SA Rights 11/21/22	19,568	4,925
*	Omega Energia SA Rights 11/07/22	12,040	46

TOTAL BRAZIL			4,971

	CHINA — (0.0%)
*	Zhong An Group Ltd. Rights 12/31/22	4,569	0

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (0.0%)
*	Suzlon Energy Ltd. Rights 10/20/22	229,379	$8,452

INDONESIA — (0.0%)
*	Adhi Karya Persero Tbk PT Rights 11/08/22	991,733	318

MALAYSIA — (0.0%)
*	Yinson Holdings Bhd Warrants 06/21/25	58,560	5,450

SAUDI ARABIA — (0.0%)
*	Saudi Paper Manufacturing Co. Rights 11/02/22	2,969	14,300

SOUTH KOREA — (0.0%)
*	HLB, Inc. Rights 12/02/22	679	4,671
*	Icure Pharm, Inc. Rights 12/06/22	813	314
*	Kolon Global Corp. Rights 12/02/22	47	0

TOTAL SOUTH KOREA			4,985

TAIWAN — (0.0%)
*	Mercuries Life Insurance Co. Ltd. Rights 11/03/22	146,813	1,276
*	Shanghai Commercial & Savings Bank Ltd. Rights 10/31/22	27,857	8,126
*	Zeng Hsing Industrial Co. Ltd. 10/25/22	669	364

TOTAL TAIWAN			9,766

THAILAND — (0.0%)
*	Asian Sea Corp. PCL Rights 09/30/22	6,922	0
*	Master Ad PCL Warrants 09/04/23	275,600	0
*	Pstc W2 Warrants 10/28/23	59,353	0
*	Singer Thailand PCL Rights 10/31/22	19,405	0
*	Thai Union Group PCL Rights 11/30/22	7,729	0

TOTAL RIGHTS/WARRANTS			48,242

TOTAL INVESTMENT SECURITIES (Cost $941,950,308)			799,451,035

			Value†
SECURITIES LENDING COLLATERAL — (2.8%)
@§	The DFA Short Term Investment Fund	1,955,650	22,609,268

TOTAL INVESTMENTS — (100.0%) (Cost $964,569,004)			$822,060,303

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$40,783,029	$188,948	—	$40,971,977
Chile	1,450,490	3,128,130	—	4,578,620
China	17,045,744	193,807,161	$383,648	211,236,553
Colombia	778,997	39,998	—	818,995
Czech Republic	—	187,537	—	187,537
Egypt	216,599	—	—	216,599
Greece	24,708	2,944,137	—	2,968,845
Hong Kong	—	84,254	—	84,254
Hungary	—	947,186	—	947,186

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
India	$9,006,741	$141,368,825	—	$150,375,566
Indonesia	314,310	11,175,281	$12,395	11,501,986
Malaysia	—	10,074,401	—	10,074,401
Mexico	19,826,237	68,938	—	19,895,175
Peru	854,884	—	—	854,884
Philippines	—	4,003,815	—	4,003,815
Poland	—	4,726,680	—	4,726,680
Qatar	—	9,299,593	—	9,299,593
Saudi Arabia	42,254	33,126,229	—	33,168,483
South Africa	2,919,138	18,030,654	—	20,949,792
South Korea	4,666,244	100,700,507	79,079	105,445,830
Taiwan	6,254,586	116,468,992	11,715	122,735,293
Thailand	17,575,566	627,267	—	18,202,833
Turkey	—	4,437,639	—	4,437,639
United Arab Emirates	—	12,514,751	—	12,514,751
United States	—	95,456	—	95,456
Preferred Stocks
Brazil	8,086,274	13,063	—	8,099,337
Chile	—	762,884	—	762,884
Colombia	180,000	—	—	180,000
Philippines	—	2,059	—	2,059
Taiwan	—	15,478	—	15,478
Thailand	50,292	—	—	50,292
Rights/Warrants
Brazil	—	4,971	—	4,971
India	—	8,452	—	8,452
Indonesia	—	318	—	318
Malaysia	—	5,450	—	5,450
Saudi Arabia	—	14,300	—	14,300
South Korea	—	4,985	—	4,985
Taiwan	—	9,766	—	9,766
Securities Lending Collateral	—	22,609,268	—	22,609,268

TOTAL	$130,076,093	$691,497,373	$486,837^	$822,060,303

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

VA U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value†
COMMON STOCKS — (95.5%)
COMMUNICATION SERVICES — (2.8%)
*	AMC Networks, Inc., Class A	14,134	$318,156
	ATN International, Inc.	7,587	327,152
#*	Audacy, Inc., Class A	29,853	10,317
*	Ballantyne Strong, Inc.	3,604	9,046
*	Beasley Broadcast Group, Inc., Class A	1,850	1,943
*	Boston Omaha Corp., Class A	10,676	297,540
*	Cars.com, Inc.	30,740	426,671
#*	comScore, Inc.	43,063	52,106
*	Consolidated Communications Holdings, Inc.	31,699	163,884
*	Cumulus Media, Inc., Class A	5,163	38,051
#*	Daily Journal Corp.	333	89,327
	DallasNews Corp.	1,691	8,117
*	DHI Group, Inc.	22,706	145,318
*	EchoStar Corp., Class A	17,359	327,564
	Entravision Communications Corp., Class A	31,641	148,080
*	EW Scripps Co., Class A	31,165	442,231
*	Fluent, Inc.	20,680	26,470
*	Frontier Communications Parent, Inc.	8,408	196,915
*	Gaia, Inc.	2,866	6,707
#*	Gannett Co., Inc.	42,751	61,989
	Gray Television, Inc.	34,432	487,213
*	iHeartMedia, Inc., Class A	637	5,274
*	IMAX Corp.	7,336	93,387
	John Wiley & Sons, Inc., Class A	14,933	630,023
*	Lee Enterprises, Inc.	450	8,541
*	Liberty Latin America Ltd., Class A	18,962	147,524
*	Liberty Latin America Ltd., Class C	73,797	574,879
*	Lions Gate Entertainment Corp., Class A	27,556	222,101
*	Lions Gate Entertainment Corp., Class B	64,596	490,284
#*	Loyalty Ventures, Inc.	891	1,051
#	Lumen Technologies, Inc.	105,160	773,978
*	Madison Square Garden Entertainment Corp.	7,829	383,856
*	Magnite, Inc.	13,666	99,625
*	Marchex, Inc., Class B	494	795
#	Marcus Corp.	12,177	183,142
	News Corp., Class A	93,533	1,577,902
	News Corp., Class B	46,938	804,048
	Nexstar Media Group, Inc., Class A	10,495	1,797,794
*	QuinStreet, Inc.	17,191	196,149
*	Reading International, Inc., Class A	5,626	19,747
	Saga Communications, Inc., Class A	1,966	45,415
	Scholastic Corp.	14,907	568,553
	Shenandoah Telecommunications Co.	22,972	520,546
	Spok Holdings, Inc.	6,453	56,722
	TEGNA, Inc.	40,283	841,109
	Telephone & Data Systems, Inc.	38,731	658,427
*	Thryv Holdings, Inc.	5,398	110,443
*	TrueCar, Inc.	45,030	81,054
*	U.S. Cellular Corp.	14,904	464,558
*	Urban One, Inc.	7,214	35,854
*	Urban One, Inc.	2,835	17,095
*	WideOpenWest, Inc.	800	10,968
*	Yelp, Inc.	7,894	303,209
*	Ziff Davis, Inc.	1,100	85,129

TOTAL COMMUNICATION SERVICES			15,393,979

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (12.0%)
*	1-800-Flowers.com, Inc., Class A	6,315	$46,036
#*	2U, Inc.	4,333	26,821
	Aaron’s Co., Inc.	5,963	62,134
*	Abercrombie & Fitch Co., Class A	22,849	401,685
	Academy Sports & Outdoors, Inc.	25,183	1,108,807
	Acushnet Holdings Corp.	23,884	1,112,278
*	Adient PLC	32,141	1,124,292
	ADT, Inc.	57,045	482,601
*	Adtalem Global Education, Inc.	21,614	901,304
*	American Axle & Manufacturing Holdings, Inc.	60,019	581,584
	American Eagle Outfitters, Inc.	55,729	633,081
*	American Outdoor Brands, Inc.	6,121	54,599
*	American Public Education, Inc.	8,426	107,937
*	America’s Car-Mart, Inc.	3,327	227,434
	Ark Restaurants Corp.	411	8,491
*	Asbury Automotive Group, Inc.	4,617	728,332
#*	Aterian, Inc.	5,055	5,560
	Autoliv, Inc.	16,218	1,303,116
*	AutoNation, Inc.	16,789	1,784,839
#*	Barnes & Noble Education, Inc.	19,903	55,529
	Bassett Furniture Industries, Inc.	5,100	92,718
*	Beazer Homes USA, Inc.	15,686	177,409
#	Big 5 Sporting Goods Corp.	7,076	91,210
#	Big Lots, Inc.	13,098	247,159
*	Biglari Holdings, Inc., Class A	30	19,950
*	Biglari Holdings, Inc., Class B	789	108,843
*	BJ’s Restaurants, Inc.	10,828	355,700
	BorgWarner, Inc.	67,498	2,533,200
	Build-A-Bear Workshop, Inc.	7,383	129,867
	Caleres, Inc.	6,660	182,018
*	Capri Holdings Ltd.	19,485	890,075
*	CarParts.com, Inc.	2,541	11,892
	Carriage Services, Inc.	3,924	95,785
*	Carrols Restaurant Group, Inc.	20,081	35,142
#	Carter’s, Inc.	361	24,501
	Cato Corp., Class A	9,508	113,240
*	Cavco Industries, Inc.	1,774	402,113
*	Century Casinos, Inc.	2,306	18,333
	Century Communities, Inc.	12,755	567,725
*	Charles & Colvard Ltd.	6,594	6,594
*	Chegg, Inc.	1,138	24,547
*	Chico’s FAS, Inc.	28,565	167,962
*	Children’s Place, Inc.	2,721	110,146
*	Chuy’s Holdings, Inc.	8,671	254,060
*	Citi Trends, Inc.	2,400	54,264
#*	Conn’s, Inc.	12,692	104,201
*	Container Store Group, Inc.	24,013	130,391
»††	Contra Zagg, Inc.	14,243	1,282
*	Cooper-Standard Holdings, Inc.	6,164	58,558
	Crown Crafts, Inc.	1,600	9,248
	Culp, Inc.	4,293	21,551
	Dana, Inc.	56,109	895,500
*	Delta Apparel, Inc.	3,432	51,858
#	Designer Brands, Inc., Class A	28,202	429,516
	Dick’s Sporting Goods, Inc.	2,341	266,312
#	Dillard’s, Inc., Class A	4,350	1,430,236
*	Dorman Products, Inc.	2,397	195,643
#*	Duluth Holdings, Inc., Class B	12,388	107,776
	El Pollo Loco Holdings, Inc.	18,381	184,545

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Escalade, Inc.	3,057	$33,199
	Ethan Allen Interiors, Inc.	12,381	316,830
*	Fiesta Restaurant Group, Inc.	12,275	85,066
	Flexsteel Industries, Inc.	3,534	54,318
	Foot Locker, Inc.	33,911	1,074,979
*	Fossil Group, Inc.	27,224	115,702
#	Franchise Group, Inc.	2,360	71,626
*	Full House Resorts, Inc.	657	4,606
*	Funko, Inc., Class A	2,497	51,563
#	Gap, Inc.	76,143	858,132
*	Genesco, Inc.	6,619	311,358
*	Gentherm, Inc.	1,027	59,997
*	G-III Apparel Group Ltd.	21,169	412,795
*	Goodyear Tire & Rubber Co.	96,810	1,229,487
#*	GoPro, Inc., Class A	51,971	283,242
	Graham Holdings Co., Class B	1,492	930,814
*	Green Brick Partners, Inc.	11,839	273,836
	Group 1 Automotive, Inc.	6,044	1,045,612
	Guess?, Inc.	16,277	276,383
	Hamilton Beach Brands Holding Co., Class A	1,500	17,670
	Harley-Davidson, Inc.	10,453	449,479
#	Haverty Furniture Cos., Inc.	7,037	187,043
	Hibbett, Inc.	6,023	375,956
	Hooker Furnishings Corp.	6,091	91,974
*	Hovnanian Enterprises, Inc., Class A	321	12,946
*	iRobot Corp.	3,847	217,355
	Johnson Outdoors, Inc., Class A	4,259	224,109
	KB Home	23,737	684,100
	Kohl’s Corp.	35,447	1,061,638
*	Lakeland Industries, Inc.	3,668	43,392
#*	Lands’ End, Inc.	15,427	161,675
	Laureate Education, Inc., Class A	37,098	468,919
	La-Z-Boy, Inc.	17,884	442,987
#*	Lazydays Holdings, Inc.	4,239	52,691
	LCI Industries	2,772	294,137
	Lear Corp.	7,513	1,042,128
*	Legacy Housing Corp.	3,842	71,308
	Leggett & Platt, Inc.	1,854	62,572
#*	LGI Homes, Inc.	8,456	778,375
	Lifetime Brands, Inc.	10,226	87,586
*	Lincoln Educational Services Corp.	11,266	62,526
	Lithia Motors, Inc.	6,322	1,252,704
*	LL Flooring Holdings, Inc.	15,552	129,393
*	M/I Homes, Inc.	5,985	248,318
	Macy’s, Inc.	75,159	1,567,065
*	Malibu Boats, Inc., Class A	739	39,093
*	MarineMax, Inc.	10,455	337,801
	Marriott Vacations Worldwide Corp.	2,980	440,325
	MDC Holdings, Inc.	25,257	769,328
*	Meritage Homes Corp.	9,691	738,067
*	Modine Manufacturing Co.	26,018	466,243
*	Mohawk Industries, Inc.	23,257	2,203,601
*	Monarch Casino & Resort, Inc.	777	61,702
	Monro, Inc.	6,388	305,027
*	Motorcar Parts of America, Inc.	9,753	185,307
	Movado Group, Inc.	7,598	251,266
#*	National Vision Holdings, Inc.	1,635	60,560
*	Nautilus, Inc.	5,316	8,825
	Newell Brands, Inc.	14,168	195,660

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	ODP Corp	17,666	$699,044
#*	Ollie’s Bargain Outlet Holdings, Inc.	1,829	102,424
#	Oxford Industries, Inc.	3,133	318,720
	Patrick Industries, Inc.	6,150	281,116
#*	Penn Entertainment, Inc.	4,409	145,938
	Penske Automotive Group, Inc.	18,053	2,015,076
*	Perdoceo Education Corp.	32,447	370,869
*	Playa Hotels & Resorts NV	53,362	329,244
*	Potbelly Corp.	1,897	9,447
	PulteGroup, Inc.	48,623	1,944,434
	PVH Corp.	21,982	1,128,116
	Qurate Retail, Inc., Class A	154,060	360,500
	RCI Hospitality Holdings, Inc.	2,105	177,725
#*	Red Robin Gourmet Burgers, Inc.	1,754	14,418
	Rent-A-Center, Inc.	1,547	32,255
	Rocky Brands, Inc.	3,792	74,645
	Shoe Carnival, Inc.	12,496	299,654
	Signet Jewelers Ltd.	17,468	1,139,612
*	Skechers USA, Inc., Class A	6,098	209,954
#	Smith & Wesson Brands, Inc.	18,884	213,200
	Sonic Automotive, Inc., Class A	10,360	484,330
*	Sportsman’s Warehouse Holdings, Inc.	19,768	177,517
	Standard Motor Products, Inc.	9,888	375,052
	Steven Madden Ltd.	7,218	215,602
*	Stoneridge, Inc.	9,477	197,785
	Strategic Education, Inc.	4,705	324,645
*	Strattec Security Corp.	1,214	31,564
*	Stride, Inc.	11,866	397,630
	Superior Group of Cos., Inc.	6,372	63,210
*	Taylor Morrison Home Corp.	43,419	1,143,656
#	Thor Industries, Inc.	10,332	841,748
#	Tile Shop Holdings, Inc.	1,689	6,655
	Tilly’s, Inc., Class A	10,706	94,855
	Toll Brothers, Inc.	42,098	1,813,582
*	Topgolf Callaway Brands Corp.	6,698	125,387
#*	Traeger, Inc.	8,174	33,922
*	TravelCenters of America, Inc.	3,204	203,710
*	Tri Pointe Homes, Inc.	48,768	816,864
*	Unifi, Inc.	9,361	85,372
*	Universal Electronics, Inc.	6,147	125,460
*	Universal Technical Institute, Inc.	17,449	120,398
*	Urban Outfitters, Inc.	36,110	861,585
*	Vera Bradley, Inc.	15,150	49,237
*	Vista Outdoor, Inc.	21,381	620,904
*	VOXX International Corp.	10,845	100,316
	Weyco Group, Inc.	4,329	111,818
#	Winnebago Industries, Inc.	12,133	724,219
	Wolverine World Wide, Inc.	6,176	105,795
*	Zumiez, Inc.	9,329	209,249

TOTAL CONSUMER DISCRETIONARY			65,326,384

CONSUMER STAPLES — (3.9%)
	Alico, Inc.	3,604	110,354
	Andersons, Inc.	16,542	583,436
	B&G Foods, Inc.	4,873	79,820
*	BellRing Brands, Inc.	21,842	529,013
#	Cal-Maine Foods, Inc.	10,128	572,333
*	Central Garden & Pet Co.	4,327	178,575
*	Central Garden & Pet Co., Class A	14,052	549,995

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Darling Ingredients, Inc.	85	$6,671
	Edgewell Personal Care Co.	17,461	684,297
*	Farmer Bros Co.	6,541	39,246
	Fresh Del Monte Produce, Inc.	19,087	497,789
*	Grocery Outlet Holding Corp.	9,107	314,829
*	Hain Celestial Group, Inc.	7,318	136,920
*	Hostess Brands, Inc.	43,867	1,161,598
	Ingles Markets, Inc., Class A	5,833	550,460
	Ingredion, Inc.	12,667	1,128,883
	J&J Snack Foods Corp.	588	86,795
*	Landec Corp.	11,351	112,942
	Lifevantage Corp.	3,000	12,090
#	Limoneira Co.	8,439	100,677
#	MGP Ingredients, Inc.	2,185	244,829
	Molson Coors Beverage Co., Class B	40,362	2,035,456
*	Natural Alternatives International, Inc.	1,808	15,440
	Natural Grocers by Vitamin Cottage, Inc.	9,245	106,317
*	Nature’s Sunshine Products, Inc.	7,774	65,613
	Nu Skin Enterprises, Inc., Class A	8,787	335,576
#	Oil-Dri Corp. of America	2,382	70,340
*	Performance Food Group Co.	3,147	163,770
*	Pilgrim’s Pride Corp.	13,776	317,537
*	Post Holdings, Inc.	18,068	1,633,709
	PriceSmart, Inc.	6,435	411,647
	Seaboard Corp.	171	640,631
*	Seneca Foods Corp., Class A	2,914	183,903
*	Simply Good Foods Co.	17,580	673,314
	SpartanNash Co.	15,167	541,614
	Spectrum Brands Holdings, Inc.	13,791	636,317
#*	Sprouts Farmers Market, Inc.	18,713	552,033
#	Tootsie Roll Industries, Inc.	4,946	199,769
*	TreeHouse Foods, Inc.	22,596	1,135,223
*	U.S. Foods Holding Corp.	30,989	922,233
*	United Natural Foods, Inc.	21,408	907,913
	Universal Corp.	9,953	503,721
*	USANA Health Sciences, Inc.	2,200	115,522
	Village Super Market, Inc., Class A	4,625	102,860
#	Weis Markets, Inc.	9,807	918,622
*	Whole Earth Brands, Inc.	18,679	64,443
*	Willamette Valley Vineyards, Inc.	206	1,261

TOTAL CONSUMER STAPLES			20,936,336

ENERGY — (8.9%)
	Adams Resources & Energy, Inc.	489	15,721
*	Alto Ingredients, Inc.	35,264	145,640
	Antero Midstream Corp.	53,094	565,451
*	Antero Resources Corp.	64,628	2,369,262
	Arch Resources, Inc.	1,542	234,831
	Archrock, Inc.	83,021	623,488
*	Ardmore Shipping Corp.	14,641	198,093
	Berry Corp.	31,568	280,008
	Brigham Minerals, Inc., Class A	1,560	48,360
*	Bristow Group, Inc.	6,784	203,113
	California Resources Corp.	237	10,691
*	Callon Petroleum Co.	16,906	743,188
	ChampionX Corp.	22,509	644,208
#	Chesapeake Energy Corp.	4,339	443,749
	Chord Energy Corp.	2,238	342,615
	Civitas Resources, Inc.	6,571	459,379

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#*	Clean Energy Fuels Corp.	66,891	$448,839
*	CNX Resources Corp.	65,883	1,107,493
*	Comstock Resources, Inc.	11,205	210,430
	CONSOL Energy, Inc.	11,372	716,663
	CVR Energy, Inc.	6,239	243,695
	Delek U.S. Holdings, Inc.	25,103	744,555
	DHT Holdings, Inc.	67,315	599,777
*	DMC Global, Inc.	1,717	37,156
	Dorian LPG Ltd.	14,873	268,755
*	Dril-Quip, Inc.	16,738	416,441
*	DTE Midstream LLC	1,898	113,311
#*	Earthstone Energy, Inc., Class A	20,724	334,900
	Enerflex Ltd.	10,429	53,918
	EnLink Midstream LLC	68,123	809,301
#	EQT Corp.	40,414	1,690,922
	Equitrans Midstream Corp.	68,912	580,239
	Evolution Petroleum Corp.	5,757	45,423
#*	Expro Group Holdings NV	6,842	129,519
*	Forum Energy Technologies, Inc.	1,444	38,107
*	Geospace Technologies Corp.	4,922	19,885
#*	Green Plains, Inc.	13,574	392,153
*	Gulf Island Fabrication, Inc.	6,655	31,545
*	Hallador Energy Co.	12,709	99,003
*	Helix Energy Solutions Group, Inc.	74,063	518,441
	Helmerich & Payne, Inc.	30,748	1,522,333
	HF Sinclair Corp.	46,995	2,874,684
*	Independence Contract Drilling, Inc.	257	1,108
	International Seaways, Inc.	14,060	596,285
*	Laredo Petroleum, Inc.	762	49,263
*	Liberty Energy, Inc., Class A	10,472	177,081
*	Mammoth Energy Services, Inc.	2,793	16,311
	Marathon Oil Corp.	14,960	455,532
	Matador Resources Co.	37,489	2,491,144
	Murphy Oil Corp.	60,093	2,915,111
*	Nabors Industries Ltd.	2,457	427,592
	NACCO Industries, Inc., Class A	2,143	121,208
*	National Energy Services Reunited Corp.	35,732	270,134
*	Natural Gas Services Group, Inc.	5,881	67,631
*	Newpark Resources, Inc.	48,405	177,162
#*	NextDecade Corp.	1,434	10,038
*	NexTier Oilfield Solutions, Inc.	48,673	490,624
#*	Noble Corp. PLC	3,853	138,862
	Nordic American Tankers Ltd.	31,404	97,038
	NOV, Inc.	9,518	213,203
*	Oceaneering International, Inc.	36,080	504,759
*	Oil States International, Inc.	30,831	199,477
*	Overseas Shipholding Group, Inc., Class A	37,917	110,718
	Patterson-UTI Energy, Inc.	59,204	1,044,951
*	PBF Energy, Inc., Class A	30,503	1,349,758
	PDC Energy, Inc.	34,743	2,506,360
#*	Peabody Energy Corp.	31,868	761,645
*	Permian Resources Corp., Class A	65,179	636,799
	PHX Minerals, Inc.	9,307	37,042
*	ProPetro Holding Corp.	37,943	449,245
	Range Resources Corp.	41,968	1,195,249
#	Ranger Oil Corp., Class A	3,927	160,614
*	REX American Resources Corp.	6,342	190,197
#	RPC, Inc.	49,574	551,759
*	SandRidge Energy, Inc.	13,033	246,193

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Scorpio Tankers, Inc.	18,064	$865,988
*	SEACOR Marine Holdings, Inc.	6,515	50,622
*	Select Energy Services, Inc., Class A	37,982	366,526
	SFL Corp. Ltd.	55,132	562,346
#*	SilverBow Resources, Inc.	4,776	169,405
#	Sitio Royalties Corp.	1,241	35,195
	SM Energy Co.	36,523	1,642,805
*	Smart Sand, Inc.	3,473	8,613
	Solaris Oilfield Infrastructure, Inc., Class A	10,686	145,543
*	Talos Energy, Inc.	29,691	631,824
*	TechnipFMC PLC.	122,516	1,297,444
*	Teekay Corp.	400	1,564
*	Teekay Tankers Ltd., Class A	11,783	371,047
*	Tidewater, Inc.	16,479	558,638
#*	Transocean Ltd.	119,842	441,019
*	U.S. Silica Holdings, Inc.	35,730	514,155
	VAALCO Energy, Inc.	7,764	39,985
	World Fuel Services Corp.	23,483	598,582

TOTAL ENERGY			48,336,679

FINANCIALS — (26.7%)
	1st Source Corp.	6,790	394,906
*	Acacia Research Corp.	5,157	20,576
#	ACNB Corp.	2,258	82,620
	Alerus Financial Corp.	4,509	100,551
	Ally Financial, Inc.	15,666	431,755
	Amalgamated Financial Corp.	7,962	183,046
	A-Mark Precious Metals, Inc.	4,116	125,168
*	Ambac Financial Group, Inc.	22,313	313,498
	Amerant Bancorp, Inc.	11,050	332,605
	American Equity Investment Life Holding Co.	41,299	1,779,161
#	American National Bankshares, Inc.	5,388	197,039
	Ameris Bancorp	24,607	1,267,507
	AmeriServ Financial, Inc.	6,300	25,389
	Ames National Corp.	1,638	36,233
	Argo Group International Holdings Ltd.	11,297	280,956
	Arrow Financial Corp.	7,391	257,355
*	AssetMark Financial Holdings, Inc.	13,296	275,360
	Associated Banc-Corp.	63,072	1,535,803
	Associated Capital Group, Inc., Class A	738	29,741
	Assured Guaranty Ltd.	28,997	1,716,332
	Atlantic Union Bankshares Corp.	27,324	943,771
*	Atlanticus Holdings Corp.	3,400	97,104
	Auburn National BanCorp, Inc.	44	1,034
	Axis Capital Holdings Ltd.	20,107	1,099,250
*	Axos Financial, Inc.	2,073	80,764
	Banc of California, Inc.	22,834	380,871
	BancFirst Corp.	1,252	119,967
*	Bancorp, Inc.	10,791	297,616
	Bank of Marin Bancorp	8,327	300,605
	Bank OZK	38,452	1,652,667
	BankFinancial Corp.	6,411	62,507
	BankUnited, Inc.	26,677	959,038
	Bankwell Financial Group, Inc.	1,927	59,043
	Banner Corp.	11,924	891,319
	Bar Harbor Bankshares	6,425	192,814
	Baycom Corp.	6,236	119,918
	BCB Bancorp, Inc.	8,363	164,333
	Berkshire Hills Bancorp, Inc.	21,964	642,447

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Blucora, Inc.	10,893	$239,973
#*	Blue Foundry Bancorp	6,729	82,834
	Blue Ridge Bankshares, Inc.	2,036	26,570
	BOK Financial Corp.	13,357	1,471,808
	Bread Financial Holdings, Inc.	18,868	681,323
*	Bridgewater Bancshares, Inc.	7,002	133,878
*	Brighthouse Financial, Inc.	19,105	1,090,322
	Brookline Bancorp, Inc.	35,417	486,984
	Business First Bancshares, Inc.	6,155	152,521
	Byline Bancorp, Inc.	14,739	340,766
	C&F Financial Corp.	703	39,762
	Cadence Bank	39,807	1,100,664
	Cambridge Bancorp	639	56,136
	Camden National Corp.	6,936	301,855
*	Cannae Holdings, Inc.	27,502	636,946
	Capital City Bank Group, Inc.	6,830	241,919
	Capitol Federal Financial, Inc.	62,833	513,974
	Capstar Financial Holdings, Inc.	7,638	135,040
	Carlyle Group, Inc.	3,180	89,930
*	Carter Bankshares, Inc.	7,589	135,843
	Cathay General Bancorp	24,130	1,100,328
	Central Pacific Financial Corp.	6,301	129,297
	Central Valley Community Bancorp	5,434	101,072
	Chemung Financial Corp.	665	28,302
	Citizens & Northern Corp.	5,477	130,243
	Citizens Community Bancorp, Inc.	2,054	25,983
	City Holding Co.	1,281	129,189
	Civista Bancshares, Inc.	4,956	117,457
	CNA Financial Corp.	4,893	204,038
	CNB Financial Corp.	8,195	208,317
	CNO Financial Group, Inc.	28,026	618,254
	Codorus Valley Bancorp, Inc.	2,077	44,406
	Colony Bankcorp, Inc.	3,103	42,821
	Columbia Banking System, Inc.	27,961	935,855
	Comerica, Inc.	15,651	1,103,395
	Community Financial Corp.	360	13,608
	Community Trust Bancorp, Inc.	8,489	401,445
	ConnectOne Bancorp, Inc.	17,882	447,944
*	Consumer Portfolio Services, Inc.	9,697	62,255
#	Cowen, Inc., Class A	11,362	438,800
*	CrossFirst Bankshares, Inc.	14,279	198,621
*	Customers Bancorp, Inc.	15,339	516,771
	CVB Financial Corp.	17,694	508,172
	Dime Community Bancshares, Inc.	15,551	536,976
	Donegal Group, Inc., Class A	12,902	188,885
	Donegal Group, Inc., Class B	592	9,146
	Eagle Bancorp Montana, Inc.	600	11,184
	Eagle Bancorp, Inc.	8,195	371,070
	Eastern Bankshares, Inc.	9,681	185,585
#*	Elevate Credit, Inc.	9,600	9,792
	Employers Holdings, Inc.	11,498	501,428
#*	Encore Capital Group, Inc.	10,211	519,944
*	Enova International, Inc.	15,341	575,134
*	Enstar Group Ltd.	5,609	1,124,717
	Enterprise Bancorp, Inc.	1,225	38,318
	Enterprise Financial Services Corp.	9,176	490,641
	Equity Bancshares, Inc., Class A	7,860	280,759
	ESSA Bancorp, Inc.	1,308	26,160
	Essent Group Ltd.	6,957	275,358

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Evans Bancorp, Inc.	605	$22,010
	Everest Re Group Ltd.	8,030	2,590,960
*	EZCORP, Inc., Class A	26,952	260,356
#	Farmers & Merchants Bancorp, Inc.	600	17,556
	Farmers National Banc Corp.	13,132	180,434
	FB Financial Corp.	6,810	285,748
	Federal Agricultural Mortgage Corp., Class C	1,986	228,787
	Fidelity National Financial, Inc.	10,257	403,921
	Financial Institutions, Inc.	7,592	180,917
	First American Financial Corp.	19,059	960,574
	First BanCorp	57,074	901,198
	First BanCorp	11,934	531,898
	First Bancorp, Inc.	3,234	98,831
	First Bancshares, Inc.	6,589	215,724
	First Bank	4,893	76,918
	First Busey Corp.	16,975	448,310
	First Business Financial Services, Inc.	3,548	135,356
	First Citizens BancShares, Inc., Class A	1,200	986,544
	First Commonwealth Financial Corp.	25,463	365,139
	First Community Bankshares, Inc.	8,193	305,107
	First Financial Bancorp	31,281	815,496
	First Financial Corp.	2,966	143,821
	First Financial Northwest, Inc.	2,949	43,822
	First Foundation, Inc.	14,596	232,952
	First Hawaiian, Inc.	16,158	413,322
	First Horizon Corp.	138,417	3,392,601
	First Internet Bancorp	4,583	117,737
	First Interstate BancSystem, Inc., Class A	23,344	1,064,720
	First Merchants Corp.	14,528	652,307
	First Mid Bancshares, Inc.	6,446	230,831
	First Northwest Bancorp	2,324	35,116
	First of Long Island Corp.	11,476	201,748
*	First Western Financial, Inc.	1,730	47,765
	Flagstar Bancorp, Inc.	20,529	794,472
	Flushing Financial Corp.	14,771	290,989
	FNB Corp.	73,822	1,066,728
	FS Bancorp, Inc.	3,295	95,522
	Fulton Financial Corp.	57,378	1,046,001
*	Genworth Financial, Inc., Class A	116,551	544,293
	German American Bancorp, Inc.	3,109	122,153
	Global Indemnity Group LLC, Class A	4,049	97,864
	Globe Life, Inc.	8,928	1,031,363
	Great Southern Bancorp, Inc.	6,083	377,024
*	Green Dot Corp., Class A	9,936	189,082
#*	Greenlight Capital Re Ltd., Class A	12,464	105,196
	Guaranty Bancshares, Inc.	1,107	40,992
*	Hallmark Financial Services, Inc.	5,065	4,789
	Hancock Whitney Corp.	22,857	1,277,021
	Hanmi Financial Corp.	13,939	373,286
	HarborOne Bancorp, Inc.	24,706	376,272
	Heartland Financial USA, Inc.	10,370	511,448
	Heritage Commerce Corp.	29,348	419,676
	Heritage Financial Corp.	17,265	581,658
	Heritage Insurance Holdings, Inc.	11,019	16,529
	Hilltop Holdings, Inc.	21,057	609,600
	HMN Financial, Inc.	750	17,145
	Home Bancorp, Inc.	2,350	100,462
	HomeStreet, Inc.	8,369	217,259
	HomeTrust Bancshares, Inc.	4,946	118,852

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Hope Bancorp, Inc.	51,747	$702,207
	Horace Mann Educators Corp.	14,838	585,507
	Horizon Bancorp, Inc.	20,236	301,719
	Independent Bank Corp.	10,598	922,132
	Independent Bank Corp.	9,281	214,670
	Independent Bank Group, Inc.	19,442	1,226,596
	International Bancshares Corp.	19,991	991,554
#	Invesco Ltd.	103,306	1,582,648
	Investar Holding Corp.	701	15,100
	Investors Title Co.	280	41,146
	Jackson Financial, Inc., Class A	10,948	419,965
	James River Group Holdings Ltd.	15,764	398,356
	Janus Henderson Group PLC	39,857	907,544
	Jefferies Financial Group, Inc.	53,302	1,834,122
	Kearny Financial Corp.	32,945	334,062
	Kemper Corp.	21,377	1,019,042
	Kentucky First Federal Bancorp	120	840
	Kingstone Cos., Inc.	2,182	4,626
	Lakeland Bancorp, Inc.	25,471	475,034
	Landmark Bancorp, Inc.	247	6,434
	LCNB Corp.	2,550	44,906
*	LendingClub Corp.	23,156	246,380
	Lincoln National Corp.	35,523	1,913,624
#	Live Oak Bancshares, Inc.	1,754	56,952
	Luther Burbank Corp.	8,809	111,258
	M&T Bank Corp.	10,210	1,719,058
	Macatawa Bank Corp.	16,642	178,569
*	Maiden Holdings Ltd.	19,322	43,088
*	Malvern Bancorp, Inc.	496	7,217
*	MBIA, Inc.	18,322	197,145
	Mercantile Bank Corp.	7,428	259,609
	Merchants Bancorp	5,434	130,144
#	Mercury General Corp.	14,681	425,749
*	Metropolitan Bank Holding Corp.	4,924	324,984
	MGIC Investment Corp.	48,805	666,188
	Mid Penn Bancorp, Inc.	3,074	105,069
	Midland States Bancorp, Inc.	10,179	285,419
	MidWestOne Financial Group, Inc.	5,560	186,816
*	Mr Cooper Group, Inc.	17,011	671,764
	MVB Financial Corp.	1,667	41,275
	National Bank Holdings Corp., Class A	7,326	321,025
	National Bankshares, Inc.	1,210	44,347
	National Western Life Group, Inc., Class A	1,638	324,357
	Navient Corp.	66,562	1,007,749
	NBT Bancorp, Inc.	8,450	400,445
	Nelnet, Inc., Class A	12,534	1,116,654
#	New York Community Bancorp, Inc.	183,303	1,706,551
*	NI Holdings, Inc.	966	13,118
*	Nicholas Financial, Inc.	1,554	10,971
*	Nicolet Bankshares, Inc.	2,604	198,659
*	NMI Holdings, Inc., Class A	23,634	518,294
	Northeast Bank	3,766	158,549
	Northfield Bancorp, Inc.	23,263	373,139
	Northrim BanCorp, Inc.	2,573	125,382
	Northwest Bancshares, Inc.	45,061	678,619
	Norwood Financial Corp.	66	1,874
	OceanFirst Financial Corp.	25,085	566,419
*	Ocwen Financial Corp.	3,882	121,274
	OFG Bancorp	18,388	512,657

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Ohio Valley Banc Corp.	197	$5,122
	Old National Bancorp	74,089	1,449,181
	Old Republic International Corp.	66,607	1,545,948
	Old Second Bancorp, Inc.	11,322	181,152
	OneMain Holdings, Inc.	1,300	50,128
	OP Bancorp	3,042	34,253
#*	Oportun Financial Corp.	2,848	15,664
	Oppenheimer Holdings, Inc., Class A	5,326	183,321
	Origin Bancorp, Inc.	2,232	92,249
	Orrstown Financial Services, Inc.	3,940	104,292
#*	Oscar Health, Inc., Class A	30,511	113,806
	Pacific Premier Bancorp, Inc.	32,559	1,185,473
	PacWest Bancorp	40,599	1,009,291
	Park National Corp.	274	40,415
	Parke Bancorp, Inc.	3,179	68,539
	Pathward Financial, Inc.	6,239	262,225
*	Patriot National Bancorp, Inc.	60	607
	PCB Bancorp	3,911	72,354
	PCSB Financial Corp.	7,863	153,250
	Peapack-Gladstone Financial Corp.	8,937	353,637
	Penns Woods Bancorp, Inc.	1,099	26,508
	PennyMac Financial Services, Inc.	13,495	719,553
	Peoples Bancorp, Inc.	13,498	408,584
	Pinnacle Financial Partners, Inc.	10,813	897,371
	Popular, Inc.	24,047	1,700,604
*	PRA Group, Inc.	16,999	569,466
	Preferred Bank	2,859	219,771
	Premier Financial Corp.	16,333	471,207
	Primis Financial Corp.	11,991	154,564
	ProAssurance Corp.	14,085	312,828
*	Professional Holding Corp., Class A	1,951	52,814
*	PROG Holdings, Inc.	8,451	139,611
	Prosperity Bancshares, Inc.	22,650	1,621,060
	Provident Financial Holdings, Inc.	3,183	43,448
	Provident Financial Services, Inc.	26,546	595,161
	QCR Holdings, Inc.	6,737	341,633
	Radian Group, Inc.	26,033	543,309
	RBB Bancorp	6,704	150,907
	Regional Management Corp.	4,534	153,975
	Reinsurance Group of America, Inc.	16,306	2,399,754
	RenaissanceRe Holdings Ltd.	559	86,466
	Renasant Corp.	23,761	959,232
	Republic Bancorp, Inc., Class A	6,725	311,704
#*	Republic First Bancorp, Inc.	29,225	82,707
	Riverview Bancorp, Inc.	6,235	42,024
	S&T Bancorp, Inc.	17,139	648,026
	Safety Insurance Group, Inc.	2,849	247,721
	Sandy Spring Bancorp, Inc.	11,238	398,275
	Seacoast Banking Corp. of Florida	6,084	187,996
*	Selectquote, Inc.	6,942	4,679
	Shore Bancshares, Inc.	7,396	147,476
	Sierra Bancorp	7,598	167,536
	Simmons First National Corp., Class A	41,882	999,723
*	SiriusPoint Ltd.	81,495	523,198
	SmartFinancial, Inc.	4,793	140,147
	South Plains Financial, Inc.	3,167	99,032
*	Southern First Bancshares, Inc.	3,043	135,961
	Southern Missouri Bancorp, Inc.	1,754	89,893
	Southside Bancshares, Inc.	3,885	133,022

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	SouthState Corp.	17,701	$1,600,701
	Stellar Bancorp, Inc.	21,101	692,957
*	Sterling Bancorp, Inc.	2,736	17,428
	Stewart Information Services Corp.	8,761	341,329
	Stifel Financial Corp.	8,915	551,571
*	StoneX Group, Inc.	5,168	482,278
	Summit Financial Group, Inc.	1,806	52,500
	Synovus Financial Corp.	17,088	680,957
	Territorial Bancorp, Inc.	4,012	82,848
*	Texas Capital Bancshares, Inc.	17,105	1,026,300
	Timberland Bancorp, Inc.	3,197	94,695
	Tiptree, Inc.	17,570	214,003
	Tompkins Financial Corp.	1,300	107,692
	Towne Bank	19,334	636,862
*	Trean Insurance Group, Inc.	7,603	27,903
	TriCo Bancshares	5,596	324,064
	Trinity Capital, Inc.	2,554	30,444
*	Triumph Bancorp, Inc.	798	41,097
	TrustCo Bank Corp. NY	9,257	345,471
	Trustmark Corp.	21,670	792,472
	UMB Financial Corp.	2,590	215,540
	Umpqua Holdings Corp.	36,292	721,485
*	Unico American Corp.	1,400	1,918
	United Bancshares, Inc.	406	7,710
	United Bankshares, Inc.	30,153	1,276,980
	United Community Banks, Inc.	14,647	563,909
	United Fire Group, Inc.	12,671	343,384
	United Insurance Holdings Corp.	19,749	8,060
	United Security Bancshares	4,425	30,621
	Unity Bancorp, Inc.	2,168	62,135
	Universal Insurance Holdings, Inc.	16,523	165,891
	Univest Financial Corp.	13,875	390,442
	Unum Group	53,709	2,448,593
	Valley National Bancorp	93,065	1,104,682
	Veritex Holdings, Inc.	12,196	385,150
	Virtus Investment Partners, Inc.	117	20,064
#	Voya Financial, Inc.	28,966	1,980,116
	Walker & Dunlop, Inc.	3,700	332,852
	Washington Federal, Inc.	31,158	1,205,815
	Washington Trust Bancorp, Inc.	6,952	337,172
	Waterstone Financial, Inc.	11,818	200,670
	Webster Financial Corp.	34,041	1,847,065
	WesBanco, Inc.	20,414	825,542
	West BanCorp, Inc.	3,726	83,723
	Western New England Bancorp, Inc.	12,440	108,850
	Westwood Holdings Group, Inc.	1,679	16,991
	White Mountains Insurance Group Ltd.	591	836,945
	Wintrust Financial Corp.	12,212	1,143,287
#	WSFS Financial Corp.	24,671	1,148,682
	Zions Bancorp NA	39,376	2,045,189

TOTAL FINANCIALS			144,725,078

HEALTH CARE — (6.0%)
*	Acadia Healthcare Co., Inc.	20,749	1,686,894
*	Accolade, Inc.	1,025	11,049
#††	Achillion Pharmaceuticals, Inc.	70,786	101,224
*	Addus HomeCare Corp.	8,350	855,207
#*	Adicet Bio, Inc.	984	16,226
#*	Agiliti, Inc.	8,351	145,892

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Agios Pharmaceuticals, Inc.	25,414	$699,902
*	Aldeyra Therapeutics, Inc.	2,324	12,689
*	AlerisLife, Inc.	11,501	10,512
#*	Allogene Therapeutics, Inc.	6,228	64,148
*	Allscripts Healthcare Solutions, Inc.	53,082	780,305
*	American Shared Hospital Services	400	1,048
*	American Well Corp., Class A	21,256	86,937
*	Amneal Pharmaceuticals, Inc.	10,904	23,989
*	Amphastar Pharmaceuticals, Inc.	9,509	293,828
#*	AnaptysBio, Inc.	9,980	287,923
*	AngioDynamics, Inc.	20,441	288,014
*	ANI Pharmaceuticals, Inc.	6,300	243,117
*	Anika Therapeutics, Inc.	6,588	187,231
#*	Arcus Biosciences, Inc.	4,144	105,589
*	Artivion, Inc.	19,525	217,899
#*	Athira Pharma, Inc.	992	3,284
*	aTyr Pharma, Inc.	2,013	4,972
*	Avanos Medical, Inc.	24,283	537,868
#*	Avidity Biosciences, Inc.	6,124	87,451
*	Avita Medical, Inc.	3,205	15,672
#*	Bioventus, Inc., Class A	3,738	30,427
#*	Bioxcel Therapeutics, Inc.	2,338	29,435
#*	Bluebird Bio, Inc.	10,725	67,246
*	Brookdale Senior Living, Inc.	94,058	420,439
#*	Cara Therapeutics, Inc.	3,426	32,204
#*	Castle Biosciences, Inc.	969	24,729
*	Certara, Inc.	8,077	98,782
*	Chinook Therapeutics, Inc.	6,112	132,936
*	Collegium Pharmaceutical, Inc.	4,355	78,129
*	Community Health Systems, Inc.	7,977	22,894
*	Computer Programs & Systems, Inc.	4,472	144,446
*	Cross Country Healthcare, Inc.	9,073	336,518
*	Cumberland Pharmaceuticals, Inc.	4,400	10,824
#*††	Curative Health Services, Inc.	1,058	0
*	Cymabay Therapeutics, Inc.	17,325	60,291
	DENTSPLY SIRONA, Inc.	29,823	919,145
*	Dyne Therapeutics, Inc.	5,377	61,298
*	Eagle Pharmaceuticals, Inc.	2,448	77,039
*	Elanco Animal Health, Inc.	72,594	957,515
*	Emergent BioSolutions, Inc.	17,892	373,227
	Encompass Health Corp.	487	26,512
*	Enhabit, Inc.	243	3,018
*	Enovis Corp.	13,121	648,833
*	Envista Holdings Corp.	47,455	1,566,490
*	FONAR Corp.	2,833	45,611
#*	Fulcrum Therapeutics, Inc.	2,868	15,946
#*	Fulgent Genetics, Inc.	8,090	320,607
#*	Generation Bio Co.	11,971	61,292
*	Gritstone bio, Inc.	8,537	27,489
*	Harvard Bioscience, Inc.	11,180	30,074
*	HealthStream, Inc.	13,268	327,720
*	Heska Corp.	995	71,401
*	Homology Medicines, Inc.	10,033	14,949
#*	ICU Medical, Inc.	126	18,700
*	Ideaya Biosciences, Inc.	15,031	253,874
#*	Immunovant, Inc.	51,351	575,131
*	Innoviva, Inc.	13,028	176,660
*	Inogen, Inc.	11,934	270,424
*	Integer Holdings Corp.	10,954	682,763

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Invacare Corp.	472	$350
*	Jazz Pharmaceuticals PLC	7,074	1,017,170
#*	Jounce Therapeutics, Inc.	20,276	44,202
#*	KalVista Pharmaceuticals, Inc.	5,320	26,972
*	Kewaunee Scientific Corp.	637	10,765
#*	Kinnate Biopharma, Inc.	1,216	10,251
*	Kodiak Sciences, Inc.	4,988	35,814
#*	Kura Oncology, Inc.	11,089	172,101
*	LENSAR, Inc.	3,093	14,723
*	LHC Group, Inc.	1,351	225,752
*	Ligand Pharmaceuticals, Inc.	1,375	120,519
*	LivaNova PLC	8,153	384,006
*	Meridian Bioscience, Inc.	8,459	270,434
*	Merit Medical Systems, Inc.	5,516	379,335
#	Mesa Laboratories, Inc.	806	106,561
*	Myriad Genetics, Inc.	34,181	708,914
	National HealthCare Corp.	5,207	317,210
*	Nektar Therapeutics	20,994	78,937
*	Neogen Corp.	610	8,052
*	NeoGenomics, Inc.	1,449	11,020
*	NextCure, Inc.	5,954	14,885
*	NextGen Healthcare, Inc.	11,200	224,448
*	NuVasive, Inc.	4,546	200,615
*	Nuvation Bio, Inc.	3,875	8,525
*	Olema Pharmaceuticals, Inc.	3,244	12,197
*	Opiant Pharmaceuticals, Inc.	1,801	17,164
#*	OPKO Health, Inc.	44,822	85,162
*	OraSure Technologies, Inc.	37,582	163,858
*	Organogenesis Holdings, Inc.	11,517	37,776
	Organon & Co.	3,192	83,567
*	Orthofix Medical, Inc.	10,041	161,258
	Owens & Minor, Inc.	15,076	256,292
	Patterson Cos., Inc.	21,976	570,717
*††	PDL BioPharma, Inc.	35,325	94,671
*	Pediatrix Medical Group, Inc.	29,421	570,767
	Perrigo Co. PLC	36,077	1,453,182
#*	Personalis, Inc.	1,103	2,945
*	PetIQ, Inc.	7,800	64,116
	Phibro Animal Health Corp., Class A	4,300	63,167
	Premier, Inc., Class A	17,993	627,596
*	Prestige Consumer Healthcare, Inc.	15,201	828,150
#	ProPhase Labs, Inc.	2,170	26,148
*	REGENXBIO, Inc.	12,513	296,183
*	Replimune Group, Inc.	3,327	61,084
#*	Rhythm Pharmaceuticals, Inc.	1,969	49,560
*	Sage Therapeutics, Inc.	11,661	439,153
#*	Sana Biotechnology, Inc.	310	1,798
*	SeaSpine Holdings Corp.	19,665	126,446
*	Seer, Inc.	2,779	21,760
	Select Medical Holdings Corp.	11,777	302,433
*	Supernus Pharmaceuticals, Inc.	14,030	480,808
*	Surface Oncology, Inc.	6,842	8,484
#*	Surgery Partners, Inc.	2,662	72,380
#*	Sutro Biopharma, Inc.	15,622	114,509
*	Syneos Health, Inc.	5,360	270,037
#*	Synlogic, Inc.	7,427	6,221
*	Tactile Systems Technology, Inc.	619	4,605
*	Taro Pharmaceutical Industries Ltd.	10,043	300,587
*	Tarsus Pharmaceuticals, Inc.	1,849	34,059

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	TCR2 Therapeutics, Inc.	3,341	$5,245
*	UFP Technologies, Inc.	2,556	239,881
*	United Therapeutics Corp.	2,687	619,434
	Universal Health Services, Inc., Class B	18,761	2,173,837
	Utah Medical Products, Inc.	763	68,327
*	Vanda Pharmaceuticals, Inc.	28,944	303,044
#*	Varex Imaging Corp.	19,675	435,014
*	Veracyte, Inc.	17,092	343,720
	Viatris, Inc.	1,703	17,251
*	Viking Therapeutics, Inc.	33,521	137,436
#*	X4 Pharmaceuticals, Inc.	532	1,011
*	Xencor, Inc.	3,040	85,120

TOTAL HEALTH CARE			32,313,609

INDUSTRIALS — (17.4%)
*	AAR Corp.	13,656	605,234
	ABM Industries, Inc.	20,197	898,968
	ACCO Brands Corp.	45,652	209,999
	Acme United Corp.	700	16,737
*	AerSale Corp.	752	15,942
	AGCO Corp.	14,793	1,836,847
	Air Lease Corp.	41,019	1,447,561
*	Air Transport Services Group, Inc.	29,728	868,058
	Alamo Group, Inc.	6,270	953,542
*	Alaska Air Group, Inc.	20,997	933,527
	Albany International Corp., Class A	9,909	907,863
*	Allegiant Travel Co.	6,978	523,699
	Allied Motion Technologies, Inc.	7,689	260,042
	Alta Equipment Group, Inc.	13,325	162,965
	Altra Industrial Motion Corp.	21,032	1,264,864
	AMERCO	4,257	2,448,584
*	American Superconductor Corp.	2,828	12,783
*	American Woodmark Corp.	8,362	379,217
*	API Group Corp.	8,582	141,517
	Apogee Enterprises, Inc.	10,918	500,918
	Applied Industrial Technologies, Inc.	206	25,622
	ARC Document Solutions, Inc.	18,500	44,770
	ArcBest Corp.	12,478	991,128
	Arcosa, Inc.	20,771	1,333,498
	Argan, Inc.	7,243	251,115
*	ASGN, Inc.	2,100	178,038
	Astec Industries, Inc.	11,802	515,157
*	Astronics Corp.	13,741	127,242
#*	Astronics Corp., Class B	385	3,484
#*	Atlas Air Worldwide Holdings, Inc.	12,275	1,241,493
*	AZEK Co., Inc.	15,206	266,257
	AZZ, Inc.	9,978	401,116
	Barnes Group, Inc.	17,999	636,625
	Barrett Business Services, Inc.	2,668	232,703
*	Beacon Roofing Supply, Inc.	23,284	1,312,053
	BGSF, Inc.	3,300	41,481
*	BlueLinx Holdings, Inc.	4,118	290,154
	Boise Cascade Co.	13,631	910,142
	Brady Corp., Class A	8,122	371,581
*	BrightView Holdings, Inc.	33,719	300,773
*	Broadwind, Inc.	4,795	8,439
*	Builders FirstSource, Inc.	28,942	1,784,564
*	CACI International, Inc., Class A	4,061	1,234,666
*	CBIZ, Inc.	18,338	910,298

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	CECO Environmental Corp.	17,181	$203,079
*	CIRCOR International, Inc.	9,051	187,084
*	Civeo Corp.	3,887	120,497
#*	Clarivate PLC	29,076	300,355
*	Clean Harbors, Inc.	5,351	655,283
	Columbus McKinnon Corp.	11,200	319,424
	Comfort Systems USA, Inc.	1,226	151,141
*	Commercial Vehicle Group, Inc.	13,963	70,374
	CompX International, Inc.	200	3,566
*	Concrete Pumping Holdings, Inc.	8,570	54,891
*	Construction Partners, Inc., Class A	2,421	75,390
#*	Copa Holdings SA, Class A	200	15,046
	Costamare, Inc.	52,638	496,903
	Covenant Logistics Group, Inc.	6,545	247,663
*»	CPI Aerostructures, Inc.	1,158	2,791
	CRA International, Inc.	3,010	309,247
#*	Daseke, Inc.	7,800	46,488
	Deluxe Corp.	13,025	239,399
*	Distribution Solutions Group, Inc.	2,007	60,371
*	DLH Holdings Corp.	1,944	25,311
*	Ducommun, Inc.	5,405	255,170
	Dun & Bradstreet Holdings, Inc.	11,442	147,030
*	DXP Enterprises, Inc.	9,300	266,073
*	Dycom Industries, Inc.	9,177	1,084,538
#	Eagle Bulk Shipping, Inc.	4,873	235,756
	Eastern Co.	910	19,028
	EMCOR Group, Inc.	1,791	252,710
	Encore Wire Corp.	6,313	868,606
	Enerpac Tool Group Corp.	1,961	49,829
	EnerSys	8,024	531,911
#	Eneti, Inc.	15,050	123,711
#	Ennis, Inc.	11,841	267,133
	EnPro Industries, Inc.	7,374	785,331
	Esab Corp.	10,212	380,908
	ESCO Technologies, Inc.	7,284	627,662
	Federal Signal Corp.	14,377	670,687
	Flowserve Corp.	5,791	166,086
*	Fluor Corp.	12,113	366,539
	Fortune Brands Home & Security, Inc.	686	41,380
*	FTI Consulting, Inc.	383	59,606
*	Gates Industrial Corp. PLC	57,240	638,226
	GATX Corp.	14,182	1,484,997
#	Genco Shipping & Trading Ltd.	16,993	227,706
*	Gencor Industries, Inc.	1,822	17,309
*	Gibraltar Industries, Inc.	10,351	528,729
*	GMS, Inc.	12,651	597,127
#	Gorman-Rupp Co.	9,371	254,329
	Graham Corp.	3,427	30,500
	Granite Construction, Inc.	19,800	667,854
*	Great Lakes Dredge & Dock Corp.	29,793	225,235
	Greenbrier Cos., Inc.	14,852	524,424
	Griffon Corp.	17,303	556,118
*	Harsco Corp.	49,366	261,146
*	Hawaiian Holdings, Inc.	18,138	261,731
#*	Hayward Holdings, Inc.	5,776	53,428
	Healthcare Services Group, Inc.	1,200	16,752
	Heartland Express, Inc.	33,510	498,629
	Heidrick & Struggles International, Inc.	8,773	247,048
	Helios Technologies, Inc.	2,423	137,360

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Herc Holdings, Inc.	4,098	$481,966
*	Heritage-Crystal Clean, Inc.	6,477	177,923
*	Hill International, Inc.	18,740	63,154
	Hillenbrand, Inc.	4,266	188,472
	HNI Corp.	6,843	198,379
*	Hub Group, Inc., Class A	10,414	808,126
*	Hudson Global, Inc.	786	26,724
*	Hudson Technologies, Inc.	3,873	35,670
	Hurco Cos., Inc.	2,430	56,255
*	Huron Consulting Group, Inc.	9,631	709,131
	Hyster-Yale Materials Handling, Inc.	6,673	194,585
	ICF International, Inc.	4,421	528,884
*	IES Holdings, Inc.	5,507	181,951
	Insteel Industries, Inc.	7,450	196,308
	Interface, Inc.	15,269	172,692
*	JELD-WEN Holding, Inc.	30,555	324,189
*	JetBlue Airways Corp.	101,906	819,324
	Kadant, Inc.	157	27,938
	Kaman Corp.	10,631	341,255
*	KAR Auction Services, Inc.	35,950	522,353
	Kelly Services, Inc., Class A	17,601	287,600
	Kennametal, Inc.	29,748	794,569
	Kimball International, Inc., Class B	17,682	130,670
*	Kirby Corp.	12,102	844,114
	Knight-Swift Transportation Holdings, Inc.	43,670	2,097,470
	Korn Ferry	17,890	994,505
*	Kratos Defense & Security Solutions, Inc.	13,667	151,430
*	LB Foster Co., Class A	3,630	36,300
*	Limbach Holdings, Inc.	1,631	13,570
*	LS Starrett Co., Class A	489	4,171
	LSI Industries, Inc.	11,991	92,091
	Luxfer Holdings PLC	4,081	59,052
*	Manitowoc Co., Inc.	16,406	149,623
	ManpowerGroup, Inc.	9,550	748,147
	Marten Transport Ltd.	21,324	400,251
*	Masonite International Corp.	3,143	224,819
*	MasTec, Inc.	12,633	973,752
*	Matrix Service Co.	11,391	55,816
	Matson, Inc.	12,896	948,888
	Matthews International Corp., Class A	14,210	381,965
	Maxar Technologies, Inc.	29,664	662,694
*	Mayville Engineering Co., Inc.	4,996	33,223
	McGrath RentCorp.	5,993	563,642
	MDU Resources Group, Inc.	39,421	1,122,710
*	Mercury Systems, Inc.	5,335	258,214
*	Mesa Air Group, Inc.	13,416	19,856
	Miller Industries, Inc.	5,610	142,662
	MillerKnoll, Inc.	4,757	100,753
*	Mistras Group, Inc.	13,168	60,573
	Moog, Inc., Class A.	9,741	825,550
*	MRC Global, Inc.	30,098	301,883
	Mueller Industries, Inc.	9,980	625,147
	Mueller Water Products, Inc., Class A	28,085	328,594
*	MYR Group, Inc.	4,865	425,736
	National Presto Industries, Inc.	3,595	253,412
	NL Industries, Inc.	7,073	61,959
*	NN, Inc.	17,672	44,003
*	Northwest Pipe Co.	5,166	175,592
*	NOW, Inc.	42,244	537,766

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	NV5 Global, Inc.	2,275	$329,761
	nVent Electric PLC	19,595	715,217
*	Orion Group Holdings, Inc.	13,009	29,661
	Oshkosh Corp.	8,463	744,744
	Owens Corning	2,267	194,078
*	PAM Transportation Services, Inc.	6,995	194,811
	Pangaea Logistics Solutions Ltd.	8,352	40,340
#	Park Aerospace Corp.	10,310	128,256
	Park-Ohio Holdings Corp.	6,400	72,768
*	Parsons Corp.	3,373	158,126
	Patriot Transportation Holding, Inc.	178	1,497
*	Perma-Pipe International Holdings, Inc.	1,500	14,670
*	PGT Innovations, Inc.	9,267	197,480
*	Pineapple Energy, Inc.	574	2,187
#	Powell Industries, Inc.	5,740	141,606
	Preformed Line Products Co.	2,517	199,774
	Primoris Services Corp.	21,420	432,470
*	Proto Labs, Inc.	9,586	366,089
*	Quad/Graphics, Inc.	18,082	50,268
	Quanex Building Products Corp.	13,379	296,479
*	Radiant Logistics, Inc.	18,685	113,418
*	RCM Technologies, Inc.	2,391	41,843
	Regal Rexnord Corp.	12,848	1,625,786
#	Rentokil Initial PLC, Sponsored ADR	730	22,586
*	Resideo Technologies, Inc.	33,687	795,687
	Resources Connection, Inc.	15,156	276,900
	REV Group, Inc.	26,709	366,982
	Rush Enterprises, Inc., Class A	16,007	798,589
	Rush Enterprises, Inc., Class B	2,875	154,158
	Ryder System, Inc.	12,445	1,001,947
	Schneider National, Inc., Class B	17,230	383,195
	Sensata Technologies Holding PLC	17,807	716,019
*	SIFCO Industries, Inc.	659	1,819
*	SkyWest, Inc.	24,414	431,640
	Snap-on, Inc.	3,356	745,200
*	Spirit Airlines, Inc.	26,340	579,480
	Standex International Corp.	2,335	231,282
	Steelcase, Inc., Class A	35,458	275,509
*	Stericycle, Inc.	188	8,381
*	Sterling Infrastructure, Inc.	8,473	228,686
*	Sunrun, Inc.	12,085	272,033
	Tennant Co.	309	17,999
	Terex Corp.	16,734	678,396
	Textainer Group Holdings Ltd.	19,754	591,040
*	Thermon Group Holdings, Inc.	15,823	281,016
	Timken Co.	12,464	888,559
*	Titan International, Inc.	16,208	242,472
*	Titan Machinery, Inc.	11,375	391,072
	Trinity Industries, Inc.	38,005	1,084,283
	Triton International Ltd.	23,925	1,452,008
*	TrueBlue, Inc.	16,068	315,897
#*	TuSimple Holdings, Inc., Class A	10,700	36,701
*	Tutor Perini Corp.	26,998	200,325
*	Twin Disc, Inc.	2,022	26,306
#*	U.S. Xpress Enterprises, Inc., Class A	11,175	26,038
	UFP Industries, Inc.	14,860	1,058,478
*	Ultralife Corp.	969	4,797
	UniFirst Corp.	4,278	787,195
*	Univar Solutions, Inc.	28,275	720,447

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Universal Logistics Holdings, Inc.	8,276	$264,832
*	V2X, Inc.	5,435	222,781
*	Veritiv Corp.	5,847	679,772
*	Virco Mfg. Corp.	4,400	18,216
	VSE Corp.	6,069	280,934
	Wabash National Corp.	17,100	370,215
	Werner Enterprises, Inc.	17,645	691,684
*	WESCO International, Inc.	12,823	1,766,625
*	Willdan Group, Inc.	2,425	33,514
*	Willis Lease Finance Corp.	2,293	87,363

TOTAL INDUSTRIALS			94,402,349

INFORMATION TECHNOLOGY — (8.5%)
#*	3D Systems Corp.	2,093	18,481
*	ACI Worldwide, Inc.	46,344	1,127,550
	Adeia, Inc.	23,253	259,969
	ADTRAN Holdings, Inc.	8,256	185,430
	Advanced Energy Industries, Inc.	2,125	167,131
*	Airgain, Inc.	2,500	18,150
*	Alpha & Omega Semiconductor Ltd.	10,525	344,694
	Amkor Technology, Inc.	93,254	1,938,751
*	Amtech Systems, Inc.	6,555	60,437
*	Arrow Electronics, Inc.	28,136	2,849,051
*	AstroNova, Inc.	1,475	17,479
*	Asure Software, Inc.	2,090	13,794
*	Aviat Networks, Inc.	3,200	104,512
	Avnet, Inc.	41,414	1,664,429
*	Aware, Inc.	4,272	6,921
*	Axcelis Technologies, Inc.	9,446	547,868
*	AXT, Inc.	22,061	100,157
	Bel Fuse, Inc., Class B	4,859	157,480
	Belden, Inc.	6,712	467,357
	Benchmark Electronics, Inc.	16,214	460,315
#*	BM Technologies, Inc.	2,712	20,584
*	Brightcove, Inc.	4,792	32,106
*	Cantaloupe, Inc.	11,641	38,997
	Cass Information Systems, Inc.	3,100	132,618
*	Cerence, Inc.	1,952	33,574
*	CEVA, Inc.	3,727	103,089
*	ChannelAdvisor Corp.	4,145	95,501
	Climb Global Solutions, Inc.	966	30,342
*	Coherent Corp.	942	31,661
*	Cohu, Inc.	16,481	542,555
*	Computer Task Group, Inc.	6,054	46,313
	Comtech Telecommunications Corp.	12,020	132,821
	Concentrix Corp.	9,575	1,170,352
*	Conduent, Inc.	101,177	416,849
*	Consensus Cloud Solutions, Inc.	366	20,547
	CSP, Inc.	66	488
	CTS Corp.	10,071	398,006
*	CyberOptics Corp.	603	32,544
*	Daktronics, Inc.	22,360	76,471
*	Digi International, Inc.	15,127	610,072
*	Diodes, Inc.	7,774	557,163
*	Duck Creek Technologies, Inc.	1,822	21,755
*	DXC Technology Co.	53,421	1,535,854
#	Ebix, Inc.	11,867	234,848
*	EMCORE Corp.	11,906	18,216
*	ePlus, Inc.	7,707	375,485

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Fabrinet	8,009	$916,230
*	FARO Technologies, Inc.	6,654	194,363
#*	Fastly, Inc., Class A	3,462	29,392
*	First Solar, Inc.	21,545	3,136,306
*	Flex Ltd.	97,576	1,910,538
*	FormFactor, Inc.	7,064	142,763
*	Frequency Electronics, Inc.	5,989	30,843
*	Genasys, Inc.	2,774	7,906
*	Harmonic, Inc.	29,065	449,054
*	Ichor Holdings Ltd.	11,695	297,521
	Information Services Group, Inc.	5,219	28,339
*	Insight Enterprises, Inc.	9,403	888,678
	InterDigital, Inc.	11,854	591,159
*	inTEST Corp.	4,410	35,721
*	Intevac, Inc.	9,464	42,304
*	IPG Photonics Corp.	348	29,810
*	Iteris, Inc.	16,200	48,600
*	Itron, Inc.	4,895	239,317
	Jabil, Inc.	3,135	201,424
	Juniper Networks, Inc.	41,586	1,272,532
*	Key Tronic Corp.	2,718	11,905
*	Kimball Electronics, Inc.	12,465	257,652
*	Knowles Corp.	40,738	560,147
	Kulicke & Soffa Industries, Inc.	12,487	523,705
*	KVH Industries, Inc.	9,329	100,100
*	Kyndryl Holdings, Inc.	22,196	214,635
#*	LightPath Technologies, Inc., Class A	3,216	3,570
*	LiveRamp Holdings, Inc.	10,872	199,610
*	Luna Innovations, Inc.	11,883	61,673
*	Magnachip Semiconductor Corp.	19,637	195,388
	Maximus, Inc.	1,480	91,272
	Methode Electronics, Inc.	12,779	526,878
#*	N-Able, Inc.	640	6,931
*	NCR Corp.	6,600	140,316
*	NETGEAR, Inc.	13,032	256,079
*	NetScout Systems, Inc.	25,536	917,253
	Network-1 Technologies, Inc.	3,000	7,260
*	nLight, Inc.	1,187	12,784
*	ON24, Inc.	5,263	42,841
*	Onto Innovation, Inc.	7,410	495,284
*	Optical Cable Corp.	1,600	5,712
*	OSI Systems, Inc.	4,996	410,571
#	Park City Group, Inc.	2,401	11,693
*	Paya Holdings, Inc.	470	3,779
	PC Connection, Inc.	8,788	466,994
	PC-Tel, Inc.	5,882	27,351
*	PFSweb, Inc.	5,323	50,941
*	Photronics, Inc.	18,041	292,625
*	Plexus Corp.	8,395	826,068
#*	Rackspace Technology, Inc.	16,182	83,337
*	Rambus, Inc.	8,430	254,249
*	RF Industries Ltd.	681	3,684
*	Ribbon Communications, Inc.	70,217	186,075
	Richardson Electronics Ltd.	4,924	118,619
*	Rogers Corp.	3,710	873,074
*	Sanmina Corp.	26,235	1,470,472
	Sapiens International Corp. NV	3,588	70,576
*	ScanSource, Inc.	12,167	376,934
*	SecureWorks Corp., Class A	6,027	49,301

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*††	Silicon Graphics, Inc.	137	$0
#*	Smith Micro Software, Inc.	6,691	15,122
*	SolarWinds Corp.	37,410	349,035
*	Stratasys Ltd.	34,073	493,036
*	Super Micro Computer, Inc.	13,069	909,472
#*	Synchronoss Technologies, Inc.	41,800	44,308
	TD SYNNEX Corp.	16,097	1,473,036
*	TESSCO Technologies, Inc.	3,407	16,285
*	TTM Technologies, Inc.	35,635	545,572
#*	Turtle Beach Corp.	8,423	65,699
*	Ultra Clean Holdings, Inc.	20,843	648,426
*	Upland Software, Inc.	8,961	72,046
*	Veeco Instruments, Inc.	14,237	259,540
*	Verint Systems, Inc.	3,958	140,232
*	Viasat, Inc.	19,052	780,370
*	VirnetX Holding Corp.	1,799	2,267
	Vishay Intertechnology, Inc.	45,544	952,325
*	Vishay Precision Group, Inc.	6,460	218,025
*	Western Digital Corp.	1,185	40,728
*	WidePoint Corp.	744	1,882
	Xerox Holdings Corp.	51,807	757,936
	Xperi, Inc.	9,301	129,935

TOTAL INFORMATION TECHNOLOGY			45,834,182

MATERIALS — (7.7%)
*	Advanced Emissions Solutions, Inc.	2,676	7,680
	AdvanSix, Inc.	13,451	489,347
#*	AgroFresh Solutions, Inc.	10,796	29,365
	Alcoa Corp.	50,019	1,952,242
	Alpha Metallurgical Resources, Inc.	3,010	508,238
	American Vanguard Corp.	15,076	350,819
*	Ampco-Pittsburgh Corp.	4,848	14,786
*	Arconic Corp.	23,812	494,337
*	Ascent Industries Co.	912	13,270
	Ashland, Inc.	13,703	1,437,719
*	ATI, Inc.	706	21,011
	Avient Corp.	503	17,348
*	Berry Global Group, Inc.	29,240	1,383,637
	Cabot Corp.	6,134	450,726
	Caledonia Mining Corp. PLC	2,657	28,935
	Carpenter Technology Corp.	17,458	652,929
	Celanese Corp.	2,600	249,912
	Chase Corp.	1,087	102,406
*	Clearwater Paper Corp.	6,893	306,601
*	Cleveland-Cliffs, Inc.	45,012	584,706
*	Coeur Mining, Inc.	98,508	372,360
	Commercial Metals Co.	40,252	1,831,466
*	Core Molding Technologies, Inc.	2,490	24,676
	Eastman Chemical Co.	897	68,899
*	Ecovyst, Inc.	25,270	251,436
	Element Solutions, Inc.	48,176	828,627
*	Ferroglobe PLC	4,170	24,311
#	Fortitude Gold Corp.	5,267	29,495
	Friedman Industries, Inc.	1,905	18,288
	FutureFuel Corp.	20,298	138,838
	Glatfelter Corp.	15,735	44,530
#	Gold Resource Corp.	18,435	29,496
	Graphic Packaging Holding Co.	40,659	933,531
	Greif, Inc., Class A	8,123	537,824

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Greif, Inc., Class B	2,805	$198,622
	Hawkins, Inc.	7,610	342,678
	Haynes International, Inc.	6,066	296,688
	HB Fuller Co.	13,400	934,114
	Hecla Mining Co.	192,032	877,586
	Huntsman Corp.	74,390	1,990,676
	Innospec, Inc.	6,586	658,534
*	Intrepid Potash, Inc.	6,613	299,238
	Koppers Holdings, Inc.	10,468	261,281
	Kronos Worldwide, Inc.	20,210	191,995
	Materion Corp.	6,626	567,914
	Mativ Holdings, Inc.	24,282	576,455
	Mercer International, Inc.	24,069	323,006
	Minerals Technologies, Inc.	11,861	652,474
	Myers Industries, Inc.	4,300	87,247
#	Nexa Resources SA	9,879	49,593
	Olin Corp.	33,053	1,750,156
	Olympic Steel, Inc.	5,187	141,138
	Orion Engineered Carbons SA	3,571	56,993
	Pactiv Evergreen, Inc.	7,917	86,374
*	Ranpak Holdings Corp.	439	1,668
*	Rayonier Advanced Materials, Inc.	28,799	131,035
	Reliance Steel & Aluminum Co.	21,054	4,241,960
*	Resolute Forest Products, Inc.	24,714	514,298
	Ryerson Holding Corp.	15,315	513,818
	Schnitzer Steel Industries, Inc., Class A	13,217	356,727
	Silgan Holdings, Inc.	1,010	47,834
	Sonoco Products Co.	14,311	888,427
	Steel Dynamics, Inc.	7,934	746,193
	Stepan Co.	5,683	593,533
*	Summit Materials, Inc., Class A	36,382	958,666
	SunCoke Energy, Inc.	37,707	273,753
*	TimkenSteel Corp.	21,459	374,245
	Tredegar Corp.	15,781	171,855
	TriMas Corp.	6,595	150,696
#	Trinseo PLC	15,602	293,630
	Tronox Holdings PLC, Class A	56,985	683,820
	U.S. Steel Corp.	52,847	1,075,965
	United States Lime & Minerals, Inc.	1,444	182,161
*	Universal Stainless & Alloy Products, Inc.	2,690	19,772
*	Venator Materials PLC	28,594	26,306
	Warrior Met Coal, Inc.	15,197	564,417
	Westlake Corp.	16,861	1,629,616
	WestRock Co.	64,914	2,210,971
	Worthington Industries, Inc.	14,956	711,307

TOTAL MATERIALS			41,935,226

REAL ESTATE — (1.0%)
*	AMREP Corp.	600	7,260
*	Anywhere Real Estate, Inc.	57,715	428,822
*	Cushman & Wakefield PLC	20,653	238,542
	Douglas Elliman, Inc.	33,472	154,641
#*	Five Point Holdings LLC, Class A	12,593	28,712
*	Forestar Group, Inc.	24,297	281,359
*	FRP Holdings, Inc.	3,681	223,179
*	Howard Hughes Corp.	15,020	921,477
*	Jones Lang LaSalle, Inc.	12,536	1,994,352
	Kennedy-Wilson Holdings, Inc.	16,114	267,654
	Marcus & Millichap, Inc.	8,957	329,976

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
REAL ESTATE — (Continued)
Newmark Group, Inc., Class A	10,358	$84,832
* Rafael Holdings, Inc., Class B	2,100	3,717
RE/MAX Holdings, Inc., Class A	9,594	186,699
Stratus Properties, Inc.	1,589	46,971
* Tejon Ranch Co.	13,125	222,338

TOTAL REAL ESTATE		5,420,531

UTILITIES — (0.6%)
Genie Energy Ltd., Class B	6,818	66,612
New Jersey Resources Corp.	12,747	569,026
NRG Energy, Inc.	13,915	617,826
# Ormat Technologies, Inc.	4,412	399,066
#* Sunnova Energy International, Inc.	4,463	82,744
Vistra Corp.	58,331	1,339,863

TOTAL UTILITIES		3,075,137

TOTAL COMMON STOCKS		517,699,490

PREFERRED STOCKS — (0.0%)

CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc., 8.000%	307	14,804

INDUSTRIALS — (0.0%)
WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	5,687	153,549

TOTAL PREFERRED STOCKS		168,353

RIGHTS/WARRANTS — (0.0%)

INDUSTRIALS — (0.0%)
#†† Contra Communications, Inc.	574	2,537

TOTAL INVESTMENT SECURITIES (Cost $423,768,150)		517,870,380

TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund 3.010%	1,916,622	1,916,622

SECURITIES LENDING COLLATERAL — (4.1%)
@§ The DFA Short Term Investment Fund	1,922,652	22,227,782

TOTAL INVESTMENTS — (100.0%) (Cost $447,920,413)		$542,014,784

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$15,393,979	—	—	$15,393,979
Consumer Discretionary	65,325,102	—	$1,282	65,326,384
Consumer Staples	20,936,336	—	—	20,936,336
Energy	48,336,679	—	—	48,336,679
Financials	144,725,078	—	—	144,725,078

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Health Care	$32,117,714	—	$195,895	$32,313,609
Industrials	94,399,558	$2,791	—	94,402,349
Information Technology	45,834,182	—	—	45,834,182
Materials	41,935,226	—	—	41,935,226
Real Estate	5,420,531	—	—	5,420,531
Utilities	3,075,137	—	—	3,075,137
Preferred Stocks
Consumer Discretionary	14,804	—	—	14,804
Industrials	153,549	—	—	153,549
Rights/Warrants
Industrials	—	—	2,537	2,537
Temporary Cash Investments	1,916,622	—	—	1,916,622
Securities Lending Collateral	—	22,227,782	—	22,227,782

TOTAL	$519,584,497	$22,230,573	$199,714^	$542,014,784

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

VA U.S. LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value†
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (7.9%)
	Activision Blizzard, Inc.	14,373	$1,046,354
	AT&T, Inc.	471,014	8,586,585
	Comcast Corp., Class A	302,220	9,592,463
*	DISH Network Corp., Class A	27,506	410,114
	Fox Corp., Class A	31,155	899,445
	Fox Corp., Class B	25,526	694,307
	Interpublic Group of Cos., Inc.	25,252	752,257
#*	Liberty Broadband Corp., Class A	600	51,192
*	Liberty Broadband Corp., Class C	6,600	557,238
*	Liberty Media Corp.-Liberty Formula One, Class A	535	27,831
*	Liberty Media Corp.-Liberty Formula One, Class C	4,527	261,344
*	Liberty Media Corp.-Liberty SiriusXM, Class A	4,466	189,537
*	Liberty Media Corp.-Liberty SiriusXM, Class C	14,451	609,688
#	Lumen Technologies, Inc.	90,597	666,794
*	Madison Square Garden Entertainment Corp.	154	7,551
*	Meta Platforms, Inc., Class A	20,807	1,938,380
	News Corp., Class A	16,744	282,471
	News Corp., Class B	8,065	138,153
	Omnicom Group, Inc.	697	50,707
	Paramount Global, Class A	1,652	34,824
#	Paramount Global, Class B	61,302	1,123,053
*	T-Mobile U.S., Inc.	36,154	5,479,500
	Verizon Communications, Inc.	261,408	9,768,817
*	Walt Disney Co.	45,722	4,871,222
*	Warner Bros Discovery, Inc.	112,864	1,467,232

TOTAL COMMUNICATION SERVICES			49,507,059

CONSUMER DISCRETIONARY — (5.0%)
	Advance Auto Parts, Inc.	5,982	1,136,101
*	Aptiv PLC	10,069	916,984
	Aramark	21,061	768,727
	Autoliv, Inc.	7,172	576,270
	Best Buy Co., Inc.	614	42,004
	BorgWarner, Inc.	27,403	1,028,435
*	Capri Holdings Ltd.	1,300	59,384
#*	CarMax, Inc.	13,848	872,563
#*	Carnival Corp.	43,840	397,190
	Dick’s Sporting Goods, Inc.	958	108,982
*	Dollar Tree, Inc.	13,286	2,105,831
	DR Horton, Inc.	56,104	4,313,276
	eBay, Inc.	17,912	713,614
	Ford Motor Co.	165,913	2,218,257
#	Gap, Inc.	1,476	16,635
	Garmin Ltd.	12,708	1,118,812
	General Motors Co.	100,456	3,942,898
	Gentex Corp.	5,570	147,549
	Harley-Davidson, Inc.	1,373	59,039
	Hasbro, Inc.	3,203	208,996
*	Hyatt Hotels Corp., Class A	2,188	206,131
	Kohl’s Corp.	805	24,110
	Lear Corp.	6,694	928,525
	Lennar Corp., Class A	26,799	2,162,679
	Lennar Corp., Class B	1,507	98,287
	Lithia Motors, Inc.	218	43,197
	LKQ Corp.	36,546	2,033,419

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	MGM Resorts International	7,230	$257,171
*	Mohawk Industries, Inc.	8,039	761,695
	Newell Brands, Inc.	8,465	116,902
	PulteGroup, Inc.	42,097	1,683,459
	PVH Corp.	672	34,487
	Ralph Lauren Corp.	2,390	221,529
#*	Royal Caribbean Cruises Ltd.	10,937	583,817
	Service Corp. International	700	42,427
	Tapestry, Inc.	15,402	487,935
	Toll Brothers, Inc.	1,729	74,485
	Whirlpool Corp.	7,935	1,096,934

TOTAL CONSUMER DISCRETIONARY			31,608,736

CONSUMER STAPLES — (6.4%)
	Archer-Daniels-Midland Co.	27,548	2,671,605
*	BellRing Brands, Inc.	3,250	78,715
	Bunge Ltd.	15,242	1,504,385
	Campbell Soup Co.	4,000	211,640
	Conagra Brands, Inc.	34,544	1,267,765
	Constellation Brands, Inc., Class A	6,617	1,634,928
*	Coty, Inc., Class A	7,970	53,479
*	Darling Ingredients, Inc.	14,300	1,122,264
	General Mills, Inc.	51,759	4,222,499
	Hormel Foods Corp.	9,549	443,551
	J M Smucker Co.	13,623	2,052,441
	Keurig Dr Pepper, Inc.	5,429	210,862
	Kraft Heinz Co.	17,345	667,262
	Kroger Co.	81,457	3,852,102
	Molson Coors Beverage Co., Class B	11,394	574,599
	Mondelez International, Inc., Class A	58,375	3,588,895
*	Pilgrim’s Pride Corp.	2,655	61,198
*	Post Holdings, Inc.	2,564	231,837
	Seaboard Corp.	12	44,957
	Spectrum Brands Holdings, Inc.	174	8,028
	Tyson Foods, Inc., Class A	36,011	2,461,352
*	U.S. Foods Holding Corp.	17,034	506,932
	Walgreens Boots Alliance, Inc.	41,309	1,507,779
	Walmart, Inc.	80,832	11,504,819

TOTAL CONSUMER STAPLES			40,483,894

ENERGY — (16.7%)
	APA Corp.	454	20,639
	Baker Hughes Co.	44,854	1,240,662
	Chevron Corp.	108,805	19,682,824
	ConocoPhillips	109,454	13,801,055
	Continental Resources, Inc.	5,878	434,796
	Coterra Energy, Inc.	22,675	705,873
	Devon Energy Corp.	18,806	1,454,644
	Diamondback Energy, Inc.	3,941	619,170
	EOG Resources, Inc.	31,707	4,328,640
	Exxon Mobil Corp.	254,185	28,166,240
	Halliburton Co.	41,735	1,519,989
	Helmerich & Payne, Inc.	818	40,499
	Hess Corp.	22,741	3,208,300
	Kinder Morgan, Inc.	95,103	1,723,266
	Marathon Oil Corp.	42,811	1,303,595
	Marathon Petroleum Corp.	30,153	3,425,984
	Murphy Oil Corp.	2,737	132,772

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	NOV, Inc.	626	$14,022
	Occidental Petroleum Corp.	71,693	5,204,912
	ONEOK, Inc.	23,586	1,399,122
	Ovintiv, Inc.	2,906	147,189
	Phillips 66	18,704	1,950,640
	Pioneer Natural Resources Co.	13,804	3,539,484
	Schlumberger NV	99,734	5,189,160
	Targa Resources Corp.	9,717	664,351
	Valero Energy Corp.	20,897	2,623,618
	Williams Cos., Inc.	85,764	2,807,056

TOTAL ENERGY			105,348,502

FINANCIALS — (20.4%)
	Aflac, Inc.	42,937	2,795,628
	Allstate Corp.	20,666	2,609,082
	Ally Financial, Inc.	51,633	1,423,005
	American Financial Group, Inc.	5,425	787,222
	American International Group, Inc.	31,530	1,797,210
	Apollo Global Management, Inc.	2,067	114,429
*	Arch Capital Group Ltd.	16,276	935,870
	Assurant, Inc.	3,963	538,413
	Axis Capital Holdings Ltd.	973	53,194
	Bank of America Corp.	268,870	9,690,075
	Bank of New York Mellon Corp.	54,289	2,286,110
*	Berkshire Hathaway, Inc., Class B	41,380	12,210,824
	Capital One Financial Corp.	27,365	2,901,237
	Charles Schwab Corp.	485	38,640
	Chubb Ltd.	14,184	3,048,000
	Cincinnati Financial Corp.	1,138	117,578
	Citigroup, Inc.	88,600	4,063,196
	Citizens Financial Group, Inc.	23,897	977,387
	CNA Financial Corp.	3,404	141,947
	Comerica, Inc.	6,254	440,907
	East West Bancorp, Inc.	3,233	231,386
	Everest Re Group Ltd.	1,981	639,189
	Fidelity National Financial, Inc.	5,733	225,766
	Fifth Third Bancorp	73,951	2,639,311
	First Horizon Corp.	31,098	762,212
	Franklin Resources, Inc.	9,835	230,631
	Globe Life, Inc.	4,255	491,538
	Goldman Sachs Group, Inc.	21,204	7,304,990
	Hartford Financial Services Group, Inc.	50,871	3,683,569
	Huntington Bancshares, Inc.	82,014	1,244,973
	Jefferies Financial Group, Inc.	1,212	41,705
	JPMorgan Chase & Co.	178,219	22,434,208
	KeyCorp.	69,635	1,244,377
	Lincoln National Corp.	10,260	552,706
	Loews Corp.	13,619	776,555
	M&T Bank Corp.	8,288	1,395,451
*	Markel Corp.	361	435,402
	MetLife, Inc.	22,456	1,644,004
	Morgan Stanley	67,999	5,587,478
	Northern Trust Corp.	11,340	956,529
	PacWest Bancorp	1,151	28,614
	PNC Financial Services Group, Inc.	12,915	2,090,034
	Principal Financial Group, Inc.	29,370	2,588,378
	Prosperity Bancshares, Inc.	567	40,580
	Prudential Financial, Inc.	14,337	1,508,109
	Regions Financial Corp.	83,925	1,842,154

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Reinsurance Group of America, Inc.	828	$121,857
	RenaissanceRe Holdings Ltd.	250	38,670
	Signature Bank	289	45,815
	State Street Corp.	21,628	1,600,472
	Synchrony Financial	32,632	1,160,394
	Synovus Financial Corp.	1,104	43,994
	Travelers Cos., Inc.	25,111	4,631,975
	Truist Financial Corp.	56,633	2,536,592
	U.S. Bancorp	35,182	1,493,476
	Unum Group	3,525	160,705
	Wells Fargo & Co.	174,647	8,032,016
	WR Berkley Corp.	1,479	110,008
	Zions Bancorp NA	11,396	591,908

TOTAL FINANCIALS			128,157,685

HEALTH CARE — (16.6%)
	Abbott Laboratories	1,568	155,138
	Baxter International, Inc.	24,054	1,307,335
	Becton Dickinson & Co.	7,382	1,741,931
*	Biogen, Inc.	13,718	3,888,230
*	Bio-Rad Laboratories, Inc., Class A	918	322,870
*	Boston Scientific Corp.	697	30,048
	Bristol-Myers Squibb Co.	105,872	8,201,904
*	Catalent, Inc.	2,832	186,147
*	Centene Corp.	26,665	2,269,991
	Cigna Corp.	20,248	6,541,319
	Cooper Cos., Inc.	200	54,678
	CVS Health Corp.	68,526	6,489,412
	Danaher Corp.	20,944	5,270,977
*	DaVita, Inc.	811	59,211
*	Elanco Animal Health, Inc.	6,840	90,220
	Elevance Health, Inc.	15,428	8,435,568
	Embecta Corp.	1,316	40,691
*	Envista Holdings Corp.	1,720	56,777
	Gilead Sciences, Inc.	56,627	4,442,954
*	Henry Schein, Inc.	11,024	754,703
*	Hologic, Inc.	10,948	742,274
*	Horizon Therapeutics PLC	1,145	71,356
	Humana, Inc.	9,065	5,058,995
*	IQVIA Holdings, Inc.	420	88,061
*	Jazz Pharmaceuticals PLC	6,215	893,655
	Laboratory Corp. of America Holdings	14,026	3,111,808
	McKesson Corp.	3,387	1,318,796
	Medtronic PLC	47,049	4,109,260
	Merck & Co., Inc.	3,280	331,936
*	Moderna, Inc.	11,774	1,769,985
	PerkinElmer, Inc.	3,314	442,684
	Pfizer, Inc.	380,956	17,733,502
	Quest Diagnostics, Inc.	17,859	2,565,445
*	Regeneron Pharmaceuticals, Inc.	3,871	2,898,411
	STERIS PLC	6,062	1,046,180
*	Syneos Health, Inc.	655	32,999
#*	Teladoc Health, Inc.	452	13,397
	Teleflex, Inc.	157	33,686
	Thermo Fisher Scientific, Inc.	15,941	8,193,196
*	United Therapeutics Corp.	1,417	326,661
	UnitedHealth Group, Inc.	131	72,725
	Universal Health Services, Inc., Class B	11,058	1,281,290
*	Vertex Pharmaceuticals, Inc.	1,318	411,216

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Viatris, Inc.	77,958	$789,715
	Zimmer Biomet Holdings, Inc.	9,350	1,059,823
#*	Zimvie, Inc.	935	8,200

TOTAL HEALTH CARE.			104,745,360

INDUSTRIALS — (10.7%)
	AECOM	11,729	882,959
	AGCO Corp.	9,374	1,163,970
	AMERCO	2,175	1,251,038
	AMETEK, Inc.	3,171	411,152
	Arcosa, Inc.	1,576	101,179
*	Builders FirstSource, Inc.	16,700	1,029,722
*	CACI International, Inc., Class A	200	60,806
	Carlisle Cos., Inc.	4,496	1,073,645
	Carrier Global Corp.	47,193	1,876,394
	CSX Corp.	12,581	365,604
	Cummins, Inc.	14,520	3,550,285
	Deere & Co.	199	78,768
	Dover Corp.	8,834	1,154,515
	Eaton Corp. PLC	22,399	3,361,418
	Emerson Electric Co.	5,210	451,186
	FedEx Corp.	18,335	2,938,734
	Fortive Corp.	7,159	457,460
	Fortune Brands Home & Security, Inc.	12,304	742,177
	General Dynamics Corp.	10,760	2,687,848
	General Electric Co.	22,264	1,732,362
*	GXO Logistics, Inc.	5,907	215,842
	Howmet Aerospace, Inc.	44,451	1,580,233
	Hubbell, Inc.	2,329	553,091
	Huntington Ingalls Industries, Inc.	744	191,260
	Ingersoll Rand, Inc.	18,883	953,592
	ITT, Inc.	400	30,556
	Jacobs Solutions, Inc.	7,558	870,833
*	JetBlue Airways Corp.	3,982	32,015
	Johnson Controls International PLC	36,356	2,102,831
	Knight-Swift Transportation Holdings, Inc.	947	45,484
	L3Harris Technologies, Inc.	5,001	1,232,596
	Leidos Holdings, Inc.	16,426	1,668,717
*	MasTec, Inc.	425	32,759
*	Middleby Corp.	1,625	227,273
	Norfolk Southern Corp.	17,447	3,979,137
	Northrop Grumman Corp.	1,770	971,748
	Oshkosh Corp.	522	45,936
	Otis Worldwide Corp.	2,174	153,571
	Owens Corning	8,674	742,581
	PACCAR, Inc.	27,052	2,619,445
	Parker-Hannifin Corp.	9,126	2,652,198
	Pentair PLC	17,893	768,504
	Quanta Services, Inc.	17,126	2,432,577
	Raytheon Technologies Corp.	41,386	3,924,221
	Republic Services, Inc.	37,656	4,993,939
	Sensata Technologies Holding PLC	15,621	628,120
	Snap-on, Inc.	6,398	1,420,676
*	Southwest Airlines Co.	29,586	1,075,451
	Stanley Black & Decker, Inc.	17,519	1,375,066
*	Sunrun, Inc.	2,269	51,075
	Textron, Inc.	28,054	1,920,016
	Trane Technologies PLC	412	65,768
*	United Rentals, Inc.	6,074	1,917,623

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Westinghouse Air Brake Technologies Corp.	6,704	$625,349
*	XPO Logistics, Inc.	1,886	97,582

TOTAL INDUSTRIALS			67,568,887

INFORMATION TECHNOLOGY — (7.4%)
*	Advanced Micro Devices, Inc.	11,200	672,672
*	Akamai Technologies, Inc.	7,158	632,266
	Amdocs Ltd.	15,020	1,296,376
	Analog Devices, Inc.	14,527	2,071,841
*	Arrow Electronics, Inc.	4,165	421,748
	Avnet, Inc.	1,297	52,127
	Broadcom, Inc.	152	71,458
*	Ciena Corp.	1,583	75,826
	Cisco Systems, Inc.	1,642	74,596
	Cognizant Technology Solutions Corp., Class A	41,993	2,614,064
*	Coherent Corp.	781	26,250
	Concentrix Corp.	2,352	287,485
	Corning, Inc.	90,389	2,907,814
*	DXC Technology Co.	2,899	83,346
	Fidelity National Information Services, Inc.	15,924	1,321,533
*	First Solar, Inc.	1,244	181,089
*	Fiserv, Inc.	14,437	1,483,257
*	Flex Ltd.	51,876	1,015,732
	Global Payments, Inc.	5,589	638,599
	Hewlett Packard Enterprise Co.	162,089	2,313,010
	HP, Inc.	106,724	2,947,717
	Intel Corp.	274,533	7,804,973
	International Business Machines Corp.	860	118,929
*	IPG Photonics Corp.	430	36,834
	Jabil, Inc.	5,001	321,314
	Juniper Networks, Inc.	20,534	628,340
*	Kyndryl Holdings, Inc.	1,573	15,211
	Marvell Technology, Inc.	21,410	849,549
	Microchip Technology, Inc.	104	6,421
	Micron Technology, Inc.	83,365	4,510,047
	MKS Instruments, Inc.	200	16,430
*	ON Semiconductor Corp.	20,665	1,269,451
*	Qorvo, Inc.	11,900	1,024,352
	Roper Technologies, Inc.	1,058	438,583
*	Salesforce, Inc.	14,682	2,387,146
	Skyworks Solutions, Inc.	9,461	813,741
	SS&C Technologies Holdings, Inc.	23,811	1,224,362
	TD SYNNEX Corp.	2,852	260,987
	TE Connectivity Ltd.	19,323	2,361,850
*	Teledyne Technologies, Inc.	501	199,388
	Vontier Corp.	2,863	54,683
*	Western Digital Corp.	32,201	1,106,748
	Xerox Holdings Corp.	3,127	45,748

TOTAL INFORMATION TECHNOLOGY			46,683,893

MATERIALS — (7.4%)
	Air Products & Chemicals, Inc.	6,186	1,548,974
	Albemarle Corp.	6,664	1,865,054
	Amcor PLC	44,542	515,796
*	Arconic Corp.	3,229	67,034
	Celanese Corp.	3,019	290,186
	CF Industries Holdings, Inc.	15,102	1,604,739
#*	Cleveland-Cliffs, Inc.	15,656	203,371

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†
MATERIALS — (Continued)
Corteva, Inc.	32,880	$2,148,379
Dow, Inc.	64,992	3,037,726
DuPont de Nemours, Inc.	17,056	975,603
Eastman Chemical Co.	19,127	1,469,145
FMC Corp.	801	95,239
Freeport-McMoRan, Inc.	103,786	3,288,978
Huntsman Corp.	3,237	86,622
International Flavors & Fragrances, Inc.	10,181	993,767
International Paper Co.	46,145	1,550,933
Linde PLC	16,327	4,854,834
LyondellBasell Industries NV, Class A	28,270	2,161,242
Martin Marietta Materials, Inc.	4,842	1,626,815
Mosaic Co.	29,416	1,581,110
Newmont Corp.	43,787	1,853,066
# Nucor Corp.	41,885	5,502,851
Packaging Corp. of America	10,295	1,237,562
Reliance Steel & Aluminum Co.	8,693	1,751,466
Royal Gold, Inc.	782	74,259
Sonoco Products Co.	945	58,666
Steel Dynamics, Inc.	28,855	2,713,813
Sylvamo Corp.	2,595	125,001
Vulcan Materials Co.	9,326	1,526,666
Westlake Corp.	8,620	833,123
WestRock Co.	17,093	582,188

TOTAL MATERIALS		46,224,208

REAL ESTATE — (0.4%)
* CBRE Group, Inc., Class A	26,199	1,858,557
* Howard Hughes Corp.	807	49,509
* Jones Lang LaSalle, Inc.	4,563	725,928

TOTAL REAL ESTATE		2,633,994

UTILITIES — (0.2%)
NRG Energy, Inc.	18,805	834,942
Vistra Corp.	27,232	625,519

TOTAL UTILITIES		1,460,461

TOTAL COMMON STOCKS Cost ($436,088,976)		624,422,679

TEMPORARY CASH INVESTMENTS — (0.6%)
State Street Institutional U.S. Government Money Market Fund 3.010%	3,894,789	3,894,789

SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	173,949	2,011,021

TOTAL INVESTMENTS — (100.0%) (Cost $441,995,584)		$630,328,489

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

As of October 31, 2022, VA U.S. Large Value Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	85	12/16/22	$16,492,356	$16,502,750	$10,394

Total Futures Contracts			$16,492,356	$16,502,750	$10,394

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$49,507,059	—	—	$49,507,059
Consumer Discretionary	31,608,736	—	—	31,608,736
Consumer Staples	40,483,894	—	—	40,483,894
Energy	105,348,502	—	—	105,348,502
Financials	128,157,685	—	—	128,157,685
Health Care	104,745,360	—	—	104,745,360
Industrials	67,568,887	—	—	67,568,887
Information Technology	46,683,893	—	—	46,683,893
Materials	46,224,208	—	—	46,224,208
Real Estate	2,633,994	—	—	2,633,994
Utilities	1,460,461	—	—	1,460,461
Temporary Cash Investments	3,894,789	—	—	3,894,789
Securities Lending Collateral	—	$2,011,021	—	2,011,021
Futures Contracts**	10,394	—	—	10,394

TOTAL	$628,327,862	$2,011,021	—	$630,338,883

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

VA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (93.8%)
AUSTRALIA — (7.6%)
	Ampol Ltd.	3,599	$62,773
	Ansell Ltd.	5,190	93,696
	Aurizon Holdings Ltd.	179,384	415,699
	Australia & New Zealand Banking Group Ltd.	237,324	3,888,254
#	Bank of Queensland Ltd.	26,138	123,091
	Beach Energy Ltd.	176,844	180,834
	Bendigo & Adelaide Bank Ltd.	27,893	161,015
	BlueScope Steel Ltd.	84,388	849,785
	Challenger Ltd.	53,101	238,600
	Cleanaway Waste Management Ltd.	149,679	258,904
	Downer EDI Ltd.	79,745	229,182
	Evolution Mining Ltd.	198,273	263,019
	Fortescue Metals Group Ltd.	12,971	122,200
#	Harvey Norman Holdings Ltd.	80,981	215,433
	IGO Ltd.	21,431	209,594
	Incitec Pivot Ltd.	190,619	458,429
	Lendlease Corp. Ltd.	50,973	283,449
	National Australia Bank Ltd.	187,661	3,898,102
#	New Hope Corp. Ltd.	28,114	102,129
	Newcrest Mining Ltd.	84,715	938,242
	Nine Entertainment Co. Holdings Ltd.	131,575	173,760
	Northern Star Resources Ltd.	97,467	543,973
	Orica Ltd.	34,952	310,906
	Origin Energy Ltd.	92,720	331,249
	OZ Minerals Ltd.	31,497	487,700
	QBE Insurance Group Ltd.	29,628	232,134
	Qube Holdings Ltd.	117,061	203,798
	Rio Tinto Ltd.	20,825	1,181,810
	Santos Ltd.	317,467	1,549,765
	Seven Group Holdings Ltd.	12,728	149,254
	Sims Ltd.	13,740	107,424
	Sonic Healthcare Ltd.	15,537	325,275
	South32 Ltd.	458,998	1,053,064
	Suncorp Group Ltd.	131,384	961,072
	Tabcorp Holdings Ltd.	124,270	76,722
#	TPG Telecom Ltd.	35,131	110,206
	Treasury Wine Estates Ltd.	16,365	135,613
Ω	Viva Energy Group Ltd.	77,731	141,100
	Westpac Banking Corp.	255,593	3,946,601
	Whitehaven Coal Ltd.	90,155	523,692
	Woodside Energy Group Ltd.	115,567	2,671,730
	Worley Ltd.	14,874	135,861
#	Yancoal Australia Ltd.	8,333	27,578

TOTAL AUSTRALIA			28,372,717

AUSTRIA — (0.1%)
	Erste Group Bank AG	8,486	209,137

BELGIUM — (0.5%)
#	Ageas SA	12,339	427,147
	KBC Group NV	14,235	713,398
	Solvay SA	7,791	703,066

TOTAL BELGIUM			1,843,611

CANADA — (10.2%)
#	Agnico Eagle Mines Ltd.	19,600	861,616

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	AltaGas Ltd.	19,080	$344,108
#	ARC Resources Ltd.	38,559	542,857
#	Bank of Montreal	45,366	4,177,591
	Bank of Nova Scotia	94,011	4,543,131
	Barrick Gold Corp.	99,696	1,498,431
	Canadian Imperial Bank of Commerce	65,610	2,979,509
#	Canadian Natural Resources Ltd.	27,364	1,640,198
	Cenovus Energy, Inc.	39,975	807,569
	Endeavour Mining PLC	23,711	421,711
	Fairfax Financial Holdings Ltd.	3,164	1,553,933
	First Quantum Minerals Ltd.	58,434	1,030,695
	Great-West Lifeco, Inc.	13,688	316,893
	iA Financial Corp., Inc.	12,118	674,413
	IGM Financial, Inc.	3,429	91,794
	Imperial Oil Ltd.	19,889	1,083,553
#	Kinross Gold Corp.	141,588	513,603
	Lundin Mining Corp.	68,120	357,013
	Magna International, Inc.	31,004	1,727,853
#	Manulife Financial Corp.	85,840	1,420,678
*	MEG Energy Corp.	19,812	296,231
	Nutrien Ltd.	31,699	2,678,616
	Onex Corp.	6,795	342,007
	Saputo, Inc.	6,294	153,198
	Sun Life Financial, Inc.	11,062	469,582
	Suncor Energy, Inc.	106,276	3,654,957
	Teck Resources Ltd., Class B	64,134	1,952,239
	Tourmaline Oil Corp.	13,433	756,867
*	Turquoise Hill Resources Ltd.	2,200	61,842
	West Fraser Timber Co. Ltd.	10,651	799,714
#	Whitecap Resources, Inc.	44,544	345,274

TOTAL CANADA			38,097,676

CHINA — (0.0%)
Ω	BOC Aviation Ltd.	9,900	66,250

DENMARK — (1.9%)
	AP Moller - Maersk AS, Class A	237	474,162
	AP Moller - Maersk AS, Class B	282	589,146
	Carlsberg AS, Class B	12,155	1,431,198
	Chr Hansen Holding AS	7,541	418,835
	Danske Bank AS	24,821	400,387
#*	Demant AS	9,155	249,998
	DSV AS	12,455	1,683,022
*	Genmab AS	420	161,787
	ROCKWOOL AS, Class A	355	70,008
	Tryg AS	11,697	252,997
	Vestas Wind Systems AS	65,872	1,298,579

TOTAL DENMARK			7,030,119

FINLAND — (1.1%)
	Nokia Oyj	189,492	842,086
	Nokia Oyj, Sponsored ADR	21,645	95,238
	Nordea Bank Abp	156,448	1,494,706
	Stora Enso Oyj, Class R	56,813	740,774
	UPM-Kymmene Oyj	24,434	821,409

TOTAL FINLAND			3,994,213

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (9.7%)
*	Accor SA	14,495	$347,321
#	Alstom SA	11,628	239,319
Ω	Amundi SA	2,141	101,012
	Arkema SA	7,145	565,441
	AXA SA	75,413	1,862,315
	BNP Paribas SA	55,714	2,612,646
	Bollore SE	60,491	302,548
	Bouygues SA	27,858	794,821
#	Carrefour SA	74,839	1,204,567
	Cie de Saint-Gobain	56,762	2,320,483
	Cie Generale des Etablissements Michelin SCA	80,994	2,064,055
	Credit Agricole SA	32,751	297,171
	Danone SA	2,599	129,169
	Eiffage SA	9,211	832,875
	Electricite de France SA	1,894	22,368
	Engie SA	145,439	1,889,740
*	Euroapi SA	1,167	20,421
*	Faurecia SE	2,392	35,657
	Orange SA	246,390	2,347,582
	Publicis Groupe SA	23,218	1,300,310
*	Renault SA	17,284	532,161
	Rexel SA	18,065	322,375
	Sanofi	24,555	2,113,149
	Societe Generale SA	66,873	1,533,867
	TotalEnergies SE, Sponsored ADR	7,191	393,851
	TotalEnergies SE	207,414	11,315,129
	Vinci SA	3,777	347,624
	Vivendi SE	14,364	117,569
*Ω	Worldline SA	7,358	321,151

TOTAL FRANCE			36,286,697

GERMANY — (5.6%)
	BASF SE	65,381	2,933,687
	Bayer AG	25,626	1,347,441
	Bayerische Motoren Werke AG	29,120	2,285,683
*	Commerzbank AG	144,317	1,153,049
	Continental AG	12,810	663,502
Ω	Covestro AG	23,892	811,038
*	Daimler Truck Holding AG	39,415	1,051,300
	Deutsche Bank AG	95,150	909,254
*	Deutsche Lufthansa AG	29,747	203,380
Ω	DWS Group GmbH & Co. KGaA	822	22,224
	E.ON SE	117,224	981,632
	Evonik Industries AG	17,755	327,078
	Fresenius Medical Care AG & Co. KGaA	9,626	266,261
	Fresenius SE & Co. KGaA	36,425	838,254
	HeidelbergCement AG	14,794	680,328
	K&S AG	1,558	34,399
	Mercedes-Benz Group AG	86,769	5,022,324
#	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,216	320,995
	RTL Group SA	1,107	37,578
#*	Siemens Energy AG	13,814	161,038
*	Talanx AG	4,970	186,645
	Telefonica Deutschland Holding AG	149,446	325,628
	United Internet AG	3,685	68,884
	Volkswagen AG	3,115	532,453

TOTAL GERMANY			21,164,055

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
	HONG KONG — (1.9%)
	Bank of East Asia Ltd.	41,269	$39,552
	BOC Hong Kong Holdings Ltd.	232,000	720,895
#*	Cathay Pacific Airways Ltd.	175,090	158,777
	CK Asset Holdings Ltd.	206,217	1,140,084
	CK Hutchison Holdings Ltd.	208,012	1,035,448
	CK Infrastructure Holdings Ltd.	24,500	116,393
	Hang Lung Properties Ltd.	147,000	184,921
	Hang Seng Bank Ltd.	25,100	353,352
	Henderson Land Development Co. Ltd.	74,255	181,795
	HKT Trust & HKT Ltd.	42,000	47,500
	MTR Corp. Ltd.	91,660	403,321
	New World Development Co. Ltd.	137,460	281,171
	NWS Holdings Ltd.	21,000	14,892
	Sino Land Co. Ltd.	376,702	402,248
	Sun Hung Kai Properties Ltd.	95,362	1,024,790
	Swire Pacific Ltd., Class A	39,000	258,707
	Swire Pacific Ltd., Class B	92,500	95,317
Ω	WH Group Ltd.	1,070,189	540,457
	Xinyi Glass Holdings Ltd.	76,000	97,672

	TOTAL HONG KONG		7,097,292

	IRELAND — (0.4%)
	AIB Group PLC	10,678	30,890
	Bank of Ireland Group PLC	31,053	223,601
	CRH PLC	3,847	138,561
#	CRH PLC, Sponsored ADR	34,336	1,243,307

	TOTAL IRELAND		1,636,359

	ISRAEL — (0.7%)
	Bank Hapoalim BM	78,721	758,812
	Bank Leumi Le-Israel BM	15,891	151,596
#	Harel Insurance Investments & Financial Services Ltd.	17,029	163,921
	Israel Discount Bank Ltd., Class A	127,123	722,832
	Migdal Insurance & Financial Holdings Ltd.	62,257	74,676
	Phoenix Holdings Ltd.	22,639	245,228
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	42,439	378,556

	TOTAL ISRAEL		2,495,621

	ITALY — (2.0%)
	Eni SpA	96,652	1,269,400
	Intesa Sanpaolo SpA	903,201	1,721,977
	Mediobanca Banca di Credito Finanziario SpA	28,067	254,275
	Stellantis NV	145,096	1,957,572
	Stellantis NV	14,199	191,971
#*	Telecom Italia SpA	1,601,899	313,398
*	Telecom Italia SpA	480,955	91,935
*	Telecom Italia SpA, Sponsored ADR	18,000	34,920
	Tenaris SA, Sponsored ADR	3,840	120,653
	UniCredit SpA	129,274	1,603,159

	TOTAL ITALY		7,559,260

	JAPAN — (18.7%)
	Acom Co. Ltd.	27,300	59,641
	ADEKA Corp.	2,400	35,881
	AEON Financial Service Co. Ltd.	12,200	119,397
	AGC, Inc.	21,000	658,034
	Air Water, Inc.	14,300	159,657

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Aisin Corp.	16,400	$420,984
	Alfresa Holdings Corp.	12,800	147,365
	Alps Alpine Co. Ltd.	21,900	188,133
	Amada Co. Ltd.	24,400	171,619
	Aozora Bank Ltd.	6,400	110,091
	Asahi Group Holdings Ltd.	15,500	433,701
	Asahi Kasei Corp.	114,600	734,805
	Bank of Kyoto Ltd.	2,500	90,090
	Bridgestone Corp.	20,700	748,645
	Brother Industries Ltd.	21,500	366,272
	Canon Marketing Japan, Inc.	6,700	141,383
	Canon, Inc.	29,300	621,086
	Chiba Bank Ltd.	30,300	166,017
	Coca-Cola Bottlers Japan Holdings, Inc.	9,400	84,929
	COMSYS Holdings Corp.	5,600	91,744
	Concordia Financial Group Ltd.	57,500	175,445
	Cosmo Energy Holdings Co. Ltd.	6,800	175,164
	Credit Saison Co. Ltd.	15,000	160,325
	Dai Nippon Printing Co. Ltd.	14,500	290,446
	Daicel Corp.	28,800	164,328
	Dai-ichi Life Holdings, Inc.	51,800	822,726
	Daiwa House Industry Co. Ltd.	30,800	620,538
	Daiwa Securities Group, Inc.	116,000	452,594
	Denka Co. Ltd.	7,400	171,429
	Dentsu Group, Inc.	1,300	40,434
	DIC Corp.	8,000	134,323
	Dowa Holdings Co. Ltd.	4,900	155,585
	ENEOS Holdings, Inc.	321,427	1,060,277
	EXEO Group, Inc.	1,900	27,838
	Fuji Media Holdings, Inc.	1,800	12,519
	FUJIFILM Holdings Corp.	1,000	45,750
	Fujikura Ltd.	7,300	43,223
	Fukuoka Financial Group, Inc.	9,200	156,544
	Hankyu Hanshin Holdings, Inc.	17,500	519,763
	Haseko Corp.	19,800	203,905
*	Hino Motors Ltd.	25,600	106,388
	Hitachi Construction Machinery Co. Ltd.	10,100	197,597
	Hitachi Ltd.	6,100	276,780
	Honda Motor Co. Ltd.	108,400	2,471,788
	House Foods Group, Inc.	1,700	31,794
	Idemitsu Kosan Co. Ltd.	20,400	446,357
	IHI Corp.	4,600	102,598
	Iida Group Holdings Co. Ltd.	14,400	199,949
	INFRONEER Holdings, Inc.	14,300	99,132
	Inpex Corp.	102,100	1,030,434
	Isetan Mitsukoshi Holdings Ltd.	13,100	116,356
	Isuzu Motors Ltd.	53,500	629,142
	ITOCHU Corp.	24,400	630,607
	Iwatani Corp.	4,600	169,379
	J Front Retailing Co. Ltd.	19,100	154,386
#	Japan Post Bank Co., Ltd.	7,500	49,973
	Japan Post Holdings Co. Ltd.	41,800	281,087
	Japan Post Insurance Co. Ltd.	10,000	148,032
	JFE Holdings, Inc.	51,900	475,462
	JGC Holdings Corp.	6,800	81,787
	JTEKT Corp.	21,300	150,374
	Kajima Corp.	40,900	384,999
	Kamigumi Co. Ltd.	6,400	121,707
	Kaneka Corp.	7,200	178,540

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kawasaki Heavy Industries Ltd.	15,400	$261,914
	Kewpie Corp.	2,900	45,783
	Kinden Corp.	7,000	71,228
	Kobe Steel Ltd.	21,500	88,169
	Koito Manufacturing Co. Ltd.	4,800	68,145
	Komatsu Ltd.	46,600	912,903
	Konica Minolta, Inc.	16,600	50,579
	K’s Holdings Corp.	13,800	108,142
	Kuraray Co. Ltd.	35,100	241,366
	Kyocera Corp.	6,800	329,300
	Lixil Corp.	23,100	348,932
	Mabuchi Motor Co. Ltd.	2,700	73,263
	Makita Corp.	14,200	259,484
	Marubeni Corp.	95,900	839,500
	Mazda Motor Corp.	47,100	317,122
	Mebuki Financial Group, Inc.	28,540	55,501
	Medipal Holdings Corp.	8,800	109,103
	Mitsubishi Chemical Group Corp.	132,000	596,290
	Mitsubishi Corp.	70,900	1,920,601
	Mitsubishi Electric Corp.	89,800	790,115
	Mitsubishi Estate Co. Ltd.	20,000	251,506
	Mitsubishi Gas Chemical Co., Inc.	16,700	212,210
	Mitsubishi HC Capital, Inc.	76,800	329,553
	Mitsubishi Heavy Industries Ltd.	24,200	833,546
	Mitsubishi Logistics Corp.	2,599	57,031
	Mitsubishi Materials Corp.	11,500	150,311
*	Mitsubishi Motors Corp.	44,600	150,246
	Mitsubishi UFJ Financial Group, Inc.	398,200	1,881,037
	Mitsui & Co. Ltd.	72,100	1,595,513
	Mitsui Chemicals, Inc.	19,900	368,328
	Mitsui Fudosan Co. Ltd.	34,100	652,959
#	Mitsui OSK Lines Ltd.	26,400	522,593
	Mizuho Financial Group, Inc.	73,620	796,234
	MS&AD Insurance Group Holdings, Inc.	14,650	387,950
	NEC Corp.	24,900	824,212
	NGK Insulators Ltd.	19,900	232,155
	NGK Spark Plug Co. Ltd.	14,700	268,188
	NH Foods Ltd.	8,400	200,184
	Nikon Corp.	21,300	205,995
	Nippon Electric Glass Co. Ltd.	5,400	93,504
	Nippon Express Holdings, Inc.	7,600	381,884
	Nippon Steel Corp.	43,918	602,490
#	Nippon Yusen KK	32,100	581,474
	Nissan Motor Co. Ltd.	143,300	456,741
	Nisshin Seifun Group, Inc.	6,400	69,156
	Nomura Holdings, Inc.	111,100	359,515
	Nomura Real Estate Holdings, Inc.	12,900	291,589
	NSK Ltd.	35,700	188,683
	Obayashi Corp.	70,100	449,948
	Oji Holdings Corp.	93,000	322,405
	ORIX Corp.	63,200	928,262
	Otsuka Holdings Co. Ltd.	6,500	208,354
	PALTAC Corp.	1,700	48,290
	Panasonic Holdings Corp.	119,500	851,152
	Resona Holdings, Inc.	101,400	382,172
	Ricoh Co. Ltd.	56,700	415,486
	Rinnai Corp.	1,000	68,065
	Rohm Co. Ltd.	2,300	161,609
	Sankyo Co. Ltd.	1,700	56,137

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sankyu, Inc.	1,000	$29,817
	Santen Pharmaceutical Co. Ltd.	19,400	132,754
	SBI Holdings, Inc.	22,900	413,667
	Seiko Epson Corp.	25,400	344,834
	Seino Holdings Co. Ltd.	7,900	60,702
	Sekisui Chemical Co. Ltd.	15,400	192,316
	Sekisui House Ltd.	54,100	898,211
#	Sharp Corp.	2,600	15,595
	Shimamura Co. Ltd.	1,900	153,648
	Shimizu Corp.	58,900	293,910
	Shinsei Bank Ltd.	3,200	47,618
	Shizuoka Financial Group, Inc.	13,000	82,093
	Showa Denko KK	16,300	237,956
	Sohgo Security Services Co. Ltd.	4,200	104,695
	Sojitz Corp.	20,494	302,122
	Sompo Holdings, Inc.	22,097	921,274
	Stanley Electric Co. Ltd.	10,300	175,105
	Subaru Corp.	47,600	744,027
	Sumitomo Chemical Co. Ltd.	192,000	646,513
	Sumitomo Corp.	40,300	512,365
	Sumitomo Electric Industries Ltd.	71,600	748,243
	Sumitomo Forestry Co. Ltd.	14,700	229,960
	Sumitomo Heavy Industries Ltd.	12,100	229,352
	Sumitomo Metal Mining Co. Ltd.	23,100	647,512
	Sumitomo Mitsui Financial Group, Inc.	46,096	1,294,448
	Sumitomo Mitsui Trust Holdings, Inc.	17,903	515,052
	Sumitomo Pharma Co. Ltd.	11,400	79,411
	Sumitomo Realty & Development Co. Ltd.	24,000	550,414
	Sumitomo Rubber Industries Ltd.	17,500	150,131
	Suzuken Co. Ltd.	5,100	113,545
	Suzuki Motor Corp.	18,400	622,100
	T&D Holdings, Inc.	43,200	427,257
	Taiheiyo Cement Corp.	12,600	171,223
	Taisei Corp.	14,700	400,437
	Taisho Pharmaceutical Holdings Co. Ltd.	1,300	46,888
	Takashimaya Co. Ltd.	3,200	39,585
	Takeda Pharmaceutical Co. Ltd.	97,467	2,574,006
	TDK Corp.	13,400	418,594
	Teijin Ltd.	18,500	167,961
	THK Co. Ltd.	4,400	76,735
	Toda Corp.	12,000	59,979
	Tokai Carbon Co. Ltd.	13,400	87,447
	Tokyo Century Corp.	3,000	102,322
	Tokyo Tatemono Co. Ltd.	17,400	239,290
	Tokyu Fudosan Holdings Corp.	70,500	357,687
	Toppan, Inc.	12,200	181,953
	Toray Industries, Inc.	115,200	559,567
	Tosoh Corp.	26,000	282,866
	Toyo Seikan Group Holdings Ltd.	11,800	134,962
	Toyo Tire Corp.	8,600	100,891
	Toyoda Gosei Co. Ltd.	6,400	102,315
	Toyota Boshoku Corp.	5,200	66,168
	Toyota Industries Corp.	5,900	303,940
	Toyota Motor Corp.	409,650	5,683,730
	Toyota Tsusho Corp.	19,900	667,961
	Tsumura & Co.	2,200	45,950
	UBE Corp.	3,100	39,983
	Yamada Holdings Co. Ltd.	53,500	172,404
	Yamaha Motor Co. Ltd.	31,200	644,048

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yamato Kogyo Co. Ltd.	1,000	$29,040
	Yamazaki Baking Co. Ltd.	8,800	89,666
	Yokohama Rubber Co. Ltd.	11,900	186,082
	Z Holdings Corp.	63,200	163,104
	Zeon Corp.	13,700	115,481

TOTAL JAPAN			70,070,297

NETHERLANDS — (3.7%)
Ω	ABN AMRO Bank NV	22,292	219,144
	Aegon NV	109,392	506,393
	Akzo Nobel NV	14,862	917,512
	ArcelorMittal SA	15,639	349,581
#	ArcelorMittal SA	38,069	854,641
	ASR Nederland NV	12,322	542,573
	Coca-Cola Europacific Partners PLC	8,890	419,638
#	Heineken NV	6,042	504,714
#	ING Groep NV, Sponsored ADR	18,092	177,664
	ING Groep NV	146,876	1,445,199
	JDE Peet’s NV	8,580	245,603
	Koninklijke Ahold Delhaize NV	133,198	3,714,675
	Koninklijke DSM NV	12,009	1,412,623
	Koninklijke KPN NV	190,617	533,176
	Koninklijke Philips NV	31,201	395,781
	Koninklijke Philips NV	1,000	12,657
	NN Group NV	18,568	786,214
	OCI NV	815	31,172
	Prosus NV	3,289	142,222
	Randstad NV	11,237	560,043
	Stellantis NV	10,010	135,335

TOTAL NETHERLANDS			13,906,560

NEW ZEALAND — (0.2%)
*	Auckland International Airport Ltd.	53,001	236,937
	Chorus Ltd.	24,155	116,613
	EBOS Group Ltd.	11,007	239,964
	Fletcher Building Ltd.	58,153	173,641
	Fonterra Co-operative Group Ltd.	4,389	7,602
	Port of Tauranga Ltd.	4,799	18,106
#	Ryman Healthcare Ltd.	14,006	68,213
	Summerset Group Holdings Ltd.	14,291	80,406

TOTAL NEW ZEALAND			941,482

NORWAY — (0.9%)
#	Aker ASA, Class A	1,464	103,305
	Austevoll Seafood ASA	5,842	43,289
	DNB Bank ASA	64,001	1,131,978
Ω	Elkem ASA	34,852	115,787
#	Frontline Ltd.	2,120	26,494
	Golden Ocean Group Ltd.	17,681	145,139
	Norsk Hydro ASA	111,226	705,876
	Schibsted ASA, Class A	1,439	22,210
	Schibsted ASA, Class B	2,496	37,108
	SpareBank 1 SR-Bank ASA	10,821	110,192
	Storebrand ASA	27,367	212,898
	Subsea 7 SA	23,150	230,965
	TGS ASA	5,678	77,305
	Wallenius Wilhelmsen ASA	18,082	128,555

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Yara International ASA	9,961	$444,574

TOTAL NORWAY			3,535,675

PORTUGAL — (0.1%)
*††	Banco Espirito Santo SA	40,541	0
	EDP Renovaveis SA	12,688	266,987
	Galp Energia SGPS SA	17,816	180,888

TOTAL PORTUGAL			447,875

SINGAPORE — (1.1%)
	City Developments Ltd.	40,600	218,899
	Frasers Property Ltd.	23,600	14,924
	Hongkong Land Holdings Ltd.	54,500	209,819
	Keppel Corp. Ltd.	182,400	897,776
	Oversea-Chinese Banking Corp. Ltd.	115,000	987,169
*	Singapore Airlines Ltd.	167,500	621,309
	Singapore Land Group Ltd.	13,400	20,575
	UOL Group Ltd.	40,699	177,765
	Wilmar International Ltd.	242,000	662,972
	Yangzijiang Shipbuilding Holdings Ltd.	240,600	203,963

TOTAL SINGAPORE			4,015,171

SPAIN — (2.1%)
#	Banco Bilbao Vizcaya Argentaria SA	239,554	1,235,808
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	85,827	442,009
#	Banco Santander SA	1,370,586	3,554,581
	CaixaBank SA	146,220	484,872
	Repsol SA	164,363	2,236,071

TOTAL SPAIN			7,953,341

SWEDEN — (2.4%)
	AFRY AB	4,206	56,481
	Billerud AB	22,231	286,995
	Boliden AB	30,789	895,372
#Ω	Dometic Group AB	16,857	96,514
#	Electrolux AB, Class B	21,015	259,266
	Essity AB, Class B	2,086	44,074
	Getinge AB, Class B	5,191	105,341
	Holmen AB, Class B	5,250	190,525
	Husqvarna AB, Class B	14,820	87,988
#	Intrum AB	6,184	77,808
	Loomis AB	4,095	114,654
*	Millicom International Cellular SA, SDR	16,575	179,895
*	Pandox AB	2,525	30,921
	Peab AB, Class B	22,986	119,266
	Saab AB, Class B	5,367	189,638
	Securitas AB, Class B	23,137	189,048
	Skandinaviska Enskilda Banken AB, Class A	64,380	678,784
	Skanska AB, Class B	34,698	539,601
	SKF AB, Class B	40,116	580,704
	SSAB AB, Class A	21,492	103,378
	SSAB AB, Class B	67,045	311,519
	Svenska Cellulosa AB SCA, Class A	318	3,838
#	Svenska Cellulosa AB SCA, Class B	19,810	233,714
	Svenska Handelsbanken AB, Class A	44,022	409,010
	Swedbank AB, Class A	35,798	533,678
	Telefonaktiebolaget LM Ericsson, Class B	34,576	192,220

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#	Telia Co. AB	175,120	$464,027
	Trelleborg AB, Class B	24,931	548,957
	Volvo AB, Class A	9,778	167,024
	Volvo AB, Class B	80,280	1,313,937

TOTAL SWEDEN			9,004,177

SWITZERLAND — (8.6%)
	ABB Ltd.	30,951	859,519
	Accelleron Industries AG	1,547	26,242
#	Alcon, Inc.	18,965	1,151,552
	Baloise Holding AG	3,212	438,830
	Barry Callebaut AG	25	47,298
	Cie Financiere Richemont SA, Class A	33,393	3,263,616
#	Credit Suisse Group AG	50,891	210,814
#	Credit Suisse Group AG, Sponsored ADR	77,716	320,190
	Holcim AG	48,967	2,222,352
	Julius Baer Group Ltd.	23,009	1,103,946
	Novartis AG, Sponsored ADR	97,903	7,942,870
	Novartis AG	14,430	1,167,253
	SIG Group AG	27,078	520,522
	Swatch Group AG	1,367	307,178
	Swatch Group AG	2,714	113,387
	Swiss Life Holding AG	2,592	1,255,104
	Swiss Prime Site AG	2,133	172,118
	Swiss Re AG	13,170	978,330
	Swisscom AG	3,536	1,746,038
*	UBS Group AG	216,179	3,427,726
	Zurich Insurance Group AG	11,732	4,999,872

TOTAL SWITZERLAND			32,274,757

UNITED KINGDOM — (14.3%)
	3i Group PLC	65,003	865,734
	Abrdn Plc	102,372	186,540
	Airtel Africa PLC	45,493	58,886
	Anglo American PLC	55,028	1,648,320
	Associated British Foods PLC	19,761	306,281
	Aviva PLC	337,052	1,616,712
	Barclays PLC, Sponsored ADR	231,313	1,600,686
	Barratt Developments PLC	45,863	197,811
	Bellway PLC	7,263	154,463
	Berkeley Group Holdings PLC	1,260	50,132
#	BP PLC, Sponsored ADR	10,298	342,714
	BP PLC	704,505	3,897,745
	British American Tobacco PLC, Sponsored ADR	14,611	578,888
	British American Tobacco PLC	106,755	4,216,123
	BT Group PLC	861,090	1,283,222
	Centrica PLC	50,747	44,592
	DS Smith PLC	99,036	330,277
	Glencore PLC	795,673	4,561,647
*	Haleon PLC	7,517	23,050
#	HSBC Holdings PLC, Sponsored ADR	151,414	3,923,137
	Informa PLC	8,957	57,073
	Investec PLC	36,739	184,125
	J Sainsbury PLC	209,983	468,072
	Johnson Matthey PLC	2,416	53,629
#*Ω	Just Eat Takeaway.com NV	2,870	49,249
	Kingfisher PLC	188,068	472,508
	Lloyds Banking Group PLC	3,121,380	1,499,096

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»
UNITED KINGDOM — (Continued)
Lloyds Banking Group PLC, ADR	608,371	$1,161,989
M&G PLC	150,453	302,354
Melrose Industries PLC	151,436	203,133
NatWest Group PLC	38,377	103,361
# NatWest Group PLC, Sponsored ADR	84,893	460,124
Pearson PLC	12,532	138,518
Pearson PLC, Sponsored ADR	23,439	260,642
Phoenix Group Holdings PLC	29,956	186,445
Shell PLC	36,847	1,020,720
Shell PLC, Sponsored ADR	285,549	15,885,091
Standard Chartered PLC	126,755	757,328
Taylor Wimpey PLC	262,338	282,047
Tesco PLC	404,788	999,778
Vodafone Group PLC	2,031,496	2,371,572
Vodafone Group PLC, Sponsored ADR	63,098	745,185

TOTAL UNITED KINGDOM		53,548,999

TOTAL COMMON STOCKS		351,551,341

PREFERRED STOCKS — (0.8%)

GERMANY — (0.8%)
Bayerische Motoren Werke AG	5,480	404,116
Porsche Automobil Holding SE	7,818	436,809
Volkswagen AG	18,370	2,351,385

TOTAL GERMANY		3,192,310

TOTAL INVESTMENT SECURITIES (Cost $388,481,493)		354,743,651

		Value†
SECURITIES LENDING COLLATERAL — (5.4%)
@§ The DFA Short Term Investment Fund	1,745,747	20,182,582

TOTAL INVESTMENTS — (100.0%) (Cost $408,671,532)		$374,926,233

As of October 31, 2022, VA International Value Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	3	12/16/22	$570,119	$582,450	$12,331

Total Futures Contracts			$570,119	$582,450	$12,331

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$28,372,717	—	$28,372,717
Austria	—	209,137	—	209,137
Belgium	—	1,843,611	—	1,843,611

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Canada	$38,097,676	—	—	$38,097,676
China	—	$66,250	—	66,250
Denmark	—	7,030,119	—	7,030,119
Finland	95,238	3,898,975	—	3,994,213
France	393,851	35,892,846	—	36,286,697
Germany	458,384	20,705,671	—	21,164,055
Hong Kong	—	7,097,292	—	7,097,292
Ireland	1,243,307	393,052	—	1,636,359
Israel	378,556	2,117,065	—	2,495,621
Italy	347,544	7,211,716	—	7,559,260
Japan	—	70,070,297	—	70,070,297
Netherlands	1,180,297	12,726,263	—	13,906,560
New Zealand	—	941,482	—	941,482
Norway	—	3,535,675	—	3,535,675
Portugal	—	447,875	—	447,875
Singapore	—	4,015,171	—	4,015,171
Spain	442,009	7,511,332	—	7,953,341
Sweden	—	9,004,177	—	9,004,177
Switzerland	10,271,995	22,002,762	—	32,274,757
United Kingdom	24,958,456	28,590,543	—	53,548,999
Preferred Stocks
Germany	—	3,192,310	—	3,192,310
Securities Lending Collateral	—	20,182,582	—	20,182,582
Futures Contracts**	12,331	—	—	12,331

TOTAL	$77,879,644	$297,058,920	—	$374,938,564

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

VA INTERNATIONAL SMALL PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (94.0%)
AUSTRALIA — (6.3%)
*	A2B Australia Ltd.	9,538	$7,064
	Accent Group Ltd.	47,571	45,016
#	Adairs Ltd.	20,050	27,317
	Adbri Ltd.	52,021	52,447
*	Ainsworth Game Technology Ltd.	11,272	5,966
#*	Alcidion Group Ltd.	58,601	5,445
*	Alkane Resources Ltd.	69,913	30,590
*	Alliance Aviation Services Ltd.	13,267	27,419
#*	AMA Group Ltd.	91,149	14,194
*	AMP Ltd.	248,719	200,574
	Ansell Ltd.	9,952	179,664
#	Appen Ltd.	8,346	13,521
#*	Arafura Resources Ltd.	294,002	55,620
#	ARB Corp. Ltd.	8,961	166,380
#*	Archer Materials Ltd.	10,038	4,496
	Ardent Leisure Group Ltd.	72,872	22,820
	AUB Group Ltd.	12,654	167,432
*	Audinate Group Ltd.	7,515	39,134
#*	Aurelia Metals Ltd.	145,235	9,758
#*	Aussie Broadband Ltd.	19,735	29,499
	Austal Ltd.	44,617	71,037
*	Australian Agricultural Co. Ltd.	47,194	52,854
#	Australian Clinical Labs Ltd.	4,560	9,870
	Australian Ethical Investment Ltd.	7,530	22,271
	Australian Finance Group Ltd.	24,189	26,011
#*	Australian Strategic Materials Ltd.	11,646	14,712
	Australian Vintage Ltd.	35,719	14,978
#	Auswide Bank Ltd.	4,508	16,413
	AVJennings Ltd.	30,044	7,591
#*††	AVZ Minerals Ltd.	217,167	91,080
	Baby Bunting Group Ltd.	18,263	32,702
	Bapcor Ltd.	40,726	172,216
	Base Resources Ltd.	50,358	7,885
	Beach Energy Ltd.	165,205	168,932
	Beacon Lighting Group Ltd.	7,593	9,575
	Bega Cheese Ltd.	40,749	83,691
#	Bell Financial Group Ltd.	16,281	9,584
*	Bellevue Gold Ltd.	132,928	62,749
#*	Betmakers Technology Group Ltd.	25,815	4,531
#*	Bigtincan Holdings Ltd.	32,416	15,131
	Blackmores Ltd.	2,100	91,267
*††	Blue Sky Alternative Investments Ltd.	3,762	0
#	Boral Ltd.	47,118	86,818
#*	Boss Energy Ltd.	30,700	51,546
#	Bravura Solutions Ltd.	28,416	22,183
#	Breville Group Ltd.	11,239	142,412
	Brickworks Ltd.	9,062	128,306
#*	Bubs Australia Ltd.	67,202	16,050
#	BWX Ltd.	22,565	9,093
*	Byron Energy Ltd.	58,539	5,051
*	Calidus Resources Ltd.	34,215	7,517
#*	Calix Ltd.	3,976	10,350
	Capitol Health Ltd.	65,386	13,784
	Capral Ltd.	1,923	9,392
*	Capricorn Metals Ltd.	32,506	70,500
#*	Carnarvon Energy Ltd.	150,007	13,903
	Cedar Woods Properties Ltd.	9,351	23,625

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Chalice Mining Ltd.	38,430	$104,934
	Challenger Ltd.	20,119	90,401
	Champion Iron Ltd.	37,770	113,609
*	City Chic Collective Ltd.	25,276	21,026
	ClearView Wealth Ltd.	24,888	8,823
#	Clinuvel Pharmaceuticals Ltd.	6,591	82,293
#	Clover Corp. Ltd.	25,399	19,241
#*	Cobalt Blue Holdings Ltd.	39,534	16,173
#	Codan Ltd.	14,939	37,007
#*	Cogstate Ltd.	9,666	11,747
*††	Collection House Ltd.	19,602	0
	Collins Foods Ltd.	15,075	90,515
*	Cooper Energy Ltd.	400,748	53,941
#	Corporate Travel Management Ltd.	13,173	147,072
	Costa Group Holdings Ltd.	61,282	99,720
	Credit Corp. Group Ltd.	8,086	96,120
	CSR Ltd.	62,643	185,566
	Data#3 Ltd.	20,294	89,402
*	De Grey Mining Ltd.	168,465	113,964
*	Deep Yellow Ltd.	18,426	9,279
	Deterra Royalties Ltd.	13,787	36,176
	Dicker Data Ltd.	5,506	37,947
	Domain Holdings Australia Ltd.	30,769	65,574
	Downer EDI Ltd.	80,327	230,855
	Eagers Automotive Ltd.	19,275	152,810
#*	Eclipx Group Ltd.	44,716	53,482
#*	Ecograf Ltd.	45,072	9,928
	Elanor Investor Group	2,855	2,972
	Elders Ltd.	19,673	164,018
#*	Electro Optic Systems Holdings Ltd.	4,620	1,504
*	Elixir Energy Ltd.	28,233	2,624
#*	Elmo Software Ltd.	2,899	8,591
#	Emeco Holdings Ltd.	55,197	27,738
*	Emerald Resources NL	39,537	28,641
#*	EML Payments Ltd.	30,737	7,923
	Enero Group Ltd.	7,597	13,659
#*	EnviroSuite Ltd.	65,036	5,210
	EQT Holdings Ltd.	2,719	43,779
	Estia Health Ltd.	28,335	41,540
	Euroz Hartleys Group Ltd.	16,677	12,912
*	EVT Ltd.	13,817	131,914
*	Experience Co. Ltd.	24,597	3,613
	Fleetwood Ltd.	9,756	10,730
#*	Flight Centre Travel Group Ltd.	17,252	183,619
#*	Frontier Digital Ventures Ltd.	16,646	7,457
	G8 Education Ltd.	111,168	68,623
#*	Galan Lithium Ltd.	22,234	21,572
*	Gascoyne Resources Ltd.	1,676	246
	Genesis Minerals Ltd.	838	616
#*	Genetic Signatures Ltd.	11,777	5,239
	Genworth Mortgage Insurance Australia Ltd.	52,596	91,298
	Gold Road Resources Ltd.	118,175	102,122
	GR Engineering Services Ltd.	12,539	17,880
	GrainCorp Ltd., Class A	31,517	169,430
	Grange Resources Ltd.	76,730	30,444
	GUD Holdings Ltd.	18,892	97,172
	GWA Group Ltd.	32,736	42,500
	Hansen Technologies Ltd.	21,225	66,840
*	Hastings Technology Metals Ltd.	3,929	8,935

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Healius Ltd.	67,921	$148,789
	Healthia Ltd.	12,410	11,004
#	Helloworld Travel Ltd.	7,031	9,177
*	Highfield Resources Ltd.	23,474	12,664
#	HT&E Ltd.	38,557	29,479
	HUB24 Ltd.	8,925	144,718
#	Humm Group Ltd.	48,448	14,853
	Iluka Resources Ltd.	12,765	70,725
	Imdex Ltd.	59,186	77,257
#*	Immutep Ltd.	74,141	13,736
	Infomedia Ltd.	62,093	48,811
#	Inghams Group Ltd.	48,859	79,045
	Insignia Financial Ltd.	79,979	161,230
	Integral Diagnostics Ltd.	26,575	44,690
#*	Integrated Research Ltd.	11,699	2,772
	InvoCare Ltd.	18,491	120,923
*	ioneer Ltd.	191,542	67,882
	IPH Ltd.	24,078	153,131
	IRESS Ltd.	21,850	141,822
	IVE Group Ltd.	9,133	14,096
#*	Jervois Global Ltd.	51,156	16,042
#	Johns Lyng Group Ltd.	20,878	86,808
	Jumbo Interactive Ltd.	3,461	30,135
	Jupiter Mines Ltd.	181,844	22,638
*	Karoon Energy Ltd.	79,446	108,031
	Kelsian Group Ltd.	7,222	21,613
#*	Kogan.com Ltd.	7,740	16,235
#*	Lark Distilling Co. Ltd.	2,994	3,991
	Lifestyle Communities Ltd.	11,551	129,670
	Link Administration Holdings Ltd.	47,974	104,915
	Lovisa Holdings Ltd.	6,087	94,766
	Lycopodium Ltd.	4,742	20,737
	MA Financial Group Ltd.	7,220	20,474
	Maas Group Holdings Ltd.	4,565	6,647
	Macmahon Holdings Ltd.	161,782	14,478
*	Macquarie Telecom Group Ltd.	839	30,685
#	Magellan Financial Group Ltd.	1,341	8,503
*	Mayne Pharma Group Ltd.	168,566	29,119
	McMillan Shakespeare Ltd.	9,141	76,603
	McPherson’s Ltd.	7,753	3,372
#*	Medical Developments International Ltd.	6,581	6,654
#*	Mesoblast Ltd.	33,158	19,384
#*	Metals X Ltd.	120,257	19,598
	Metcash Ltd.	35,512	93,224
	Michael Hill International Ltd.	13,468	10,395
*	Mincor Resources NL	45,390	38,979
*	MMA Offshore Ltd.	42,290	18,551
	Monadelphous Group Ltd.	13,437	117,469
	Monash IVF Group Ltd.	45,202	27,272
	Money3 Corp. Ltd.	26,548	33,153
#*	Mount Gibson Iron Ltd.	102,706	24,662
	Myer Holdings Ltd.	91,183	37,000
	MyState Ltd.	13,855	36,154
#*	Nanosonics Ltd.	24,543	64,334
#	Navigator Global Investments Ltd.	17,539	12,560
*	Nearmap Ltd.	56,435	74,196
#*	Neometals Ltd.	38,972	27,564
	Netwealth Group Ltd.	12,230	94,977
#	New Hope Corp. Ltd.	59,680	216,798

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Newcrest Mining Ltd.	5,875	$64,820
	nib holdings Ltd.	57,673	246,785
	Nick Scali Ltd.	8,501	54,748
	Nickel Industries Ltd.	112,645	52,646
	Nine Entertainment Co. Holdings Ltd.	99,341	131,191
#*	Novonix Ltd.	26,095	44,557
	NRW Holdings Ltd.	72,942	119,032
	Nufarm Ltd.	50,398	179,612
	Objective Corp. Ltd.	2,833	26,889
*	OFX Group Ltd.	28,697	48,805
#	OM Holdings Ltd.	27,595	11,131
#*	Omni Bridgeway Ltd.	29,842	85,914
	oOh!media Ltd.	67,577	54,660
*	Opthea Ltd.	7,547	4,690
*	OreCorp Ltd.	14,300	3,058
	Orora Ltd.	107,433	208,477
	Pacific Current Group Ltd.	4,674	25,093
	Pact Group Holdings Ltd.	26,672	24,469
*	Paladin Energy Ltd.	312,733	169,311
*	Panoramic Resources Ltd.	218,305	20,318
#*	Pantoro Ltd.	119,474	10,644
	Peet Ltd.	49,105	34,538
#	Pendal Group Ltd.	34,189	107,390
	PeopleIN Ltd.	7,391	15,520
*	Perenti Global Ltd.	76,054	46,609
#	Perpetual Ltd.	6,264	99,818
	Perseus Mining Ltd.	161,043	187,567
#	Pinnacle Investment Management Group Ltd.	10,624	55,215
	Platinum Asset Management Ltd.	75,324	86,234
#*	PolyNovo Ltd.	52,257	66,573
*	Poseidon Nickel Ltd.	149,711	4,217
*	PPK Group Ltd.	3,365	3,111
*	PPK Mining Equipment Group Pty Ltd.	3,365	0
#	Praemium Ltd.	49,756	26,514
	Premier Investments Ltd.	10,560	169,112
#*	Prescient Therapeutics Ltd.	56,023	5,712
	Propel Funeral Partners Ltd.	11,096	32,932
	PSC Insurance Group Ltd.	15,632	47,991
	PWR Holdings Ltd.	9,124	58,611
	Ramelius Resources Ltd.	102,637	48,172
*	ReadyTech Holdings Ltd.	3,553	7,354
*	Red 5 Ltd.	400,617	40,837
#*	Redbubble Ltd.	21,367	7,017
#	Regis Healthcare Ltd.	16,349	21,337
#	Regis Resources Ltd.	94,993	92,620
*	Reject Shop Ltd.	1,897	5,667
	Reliance Worldwide Corp. Ltd.	82,615	169,741
#*	Resolute Mining Ltd.	145,629	18,652
*	Retail Food Group Ltd.	414,056	14,287
	Ridley Corp. Ltd.	33,998	45,443
*	RPMGlobal Holdings Ltd.	21,479	26,103
#*	Rumble Resources Ltd.	37,032	5,195
*††	Salmat Ltd.	3,642	0
	Sandfire Resources Ltd.	53,444	119,024
	Select Harvests Ltd.	18,813	63,830
	Servcorp Ltd.	6,297	13,751
	Service Stream Ltd.	91,018	42,758
*	Seven West Media Ltd.	118,278	35,440
	SG Fleet Group Ltd.	16,719	21,487

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Sierra Rutile Holdings Ltd.	31,166	$4,125
	Sigma Healthcare Ltd.	130,482	52,875
#*	Silver Lake Resources Ltd.	107,704	76,271
#*	Silver Mines Ltd.	82,445	9,190
	Sims Ltd.	20,627	161,269
	SmartGroup Corp. Ltd.	16,202	51,082
	Southern Cross Electrical Engineering Ltd.	24,152	10,187
	Southern Cross Media Group Ltd.	48,316	29,835
*††	SpeedCast International Ltd.	29,981	0
*	St Barbara Ltd.	113,022	36,796
*	Star Entertainment Group Ltd.	113,218	212,978
#*	Strike Energy Ltd.	143,382	22,074
	Strike Energy Ltd.	4,604	707
#	Sunland Group Ltd.	14,139	22,196
	Super Retail Group Ltd.	19,342	127,178
*	Superloop Ltd.	62,968	30,184
	Symbio Holdings Ltd.	4,961	10,152
*	Syrah Resources Ltd.	81,401	124,342
	Tabcorp Holdings Ltd.	176,958	109,250
	Tassal Group Ltd.	34,454	114,407
	Technology One Ltd.	28,987	222,997
#*	Temple & Webster Group Ltd.	10,506	37,399
	Ten Sixty Four Ltd.	15,386	5,639
	Terracom Ltd.	41,588	23,390
*	Tietto Minerals Ltd.	59,620	26,624
#*	Tyro Payments Ltd.	24,550	23,967
	United Malt Grp Ltd.	40,486	80,553
*††	Virgin Australia Holdings Pty. Ltd.	110,192	0
	Vita Group Ltd.	32,152	2,268
Ω	Viva Energy Group Ltd.	76,412	138,706
#*	Wagners Holding Co. Ltd.	8,025	4,017
#*	Webjet Ltd.	47,632	160,852
*	West African Resources Ltd.	120,221	79,603
*	Westgold Resources Ltd.	43,390	20,266
	Whitehaven Coal Ltd.	105,831	614,751
*	Widgie Nickel Ltd.	9,239	1,685
#*	Zip Co. Ltd.	38,767	15,061

TOTAL AUSTRALIA			15,380,227

AUSTRIA — (1.2%)
	Addiko Bank AG	2,352	24,862
	Agrana Beteiligungs AG	2,144	29,013
	ANDRITZ AG	8,365	388,776
	AT&S Austria Technologie & Systemtechnik AG	3,883	119,926
Ω	BAWAG Group AG	9,121	440,324
	CA Immobilien Anlagen AG	4,262	134,612
*	DO & Co. AG	808	63,508
	EVN AG	5,162	85,877
*	FACC AG	2,374	15,237
	Flughafen Wien AG	307	9,557
*	Immofinanz AG	10,231	0
*	Kapsch TrafficCom AG	757	8,655
#	Lenzing AG	1,530	73,201
	Mayr Melnhof Karton AG	1,025	145,856
	Oberbank AG	209	21,171
#	Oesterreichische Post AG	2,950	83,937
	Palfinger AG	2,888	66,733
	POLYTEC Holding AG	1,603	7,442
	Porr AG	2,323	23,966

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
	Raiffeisen Bank International AG	12,184	$169,446
#	Rosenbauer International AG	346	11,891
	Schoeller-Bleckmann Oilfield Equipment AG	1,398	76,903
	Semperit AG Holding	1,085	21,454
	Strabag SE	1,255	48,186
	Telekom Austria AG	18,718	108,806
	UBM Development AG	812	22,404
	UNIQA Insurance Group AG	16,188	104,912
	Vienna Insurance Group AG Wiener Versicherung Gruppe	4,531	101,340
	voestalpine AG	11,461	248,822
	Wienerberger AG	13,018	297,576
	Zumtobel Group AG	3,981	24,047

TOTAL AUSTRIA			2,978,440

BELGIUM — (1.4%)
	Ackermans & van Haaren NV	2,468	343,845
*	AGFA-Gevaert NV	20,629	62,368
	Atenor	533	22,077
	Barco NV	8,852	191,117
	Bekaert SA	4,327	120,582
#*Ω	Biocartis Group NV	3,596	4,332
	bpost SA	9,364	46,287
*	Cie d’Entreprises CFE	891	9,460
	Deceuninck NV	10,393	21,154
*	Deme Group NV	891	99,266
	D’ieteren Group	250	41,607
#	Econocom Group SA	14,168	38,505
	Etablissements Franz Colruyt NV	5,472	131,898
#*	Euronav NV	23,728	415,484
	EVS Broadcast Equipment SA	1,783	36,441
	Exmar NV	4,511	42,439
	Fagron	7,613	94,775
*	Galapagos NV	4,965	226,454
	Gimv NV	2,491	106,350
*	Greenyard NV	2,745	18,169
*	Hyloris Pharmaceuticals SA	768	9,815
	Immobel SA	570	23,337
	Ion Beam Applications	2,603	36,355
	Jensen-Group NV	507	14,139
*	Kinepolis Group NV	1,746	65,819
	Lotus Bakeries NV	41	228,033
	Melexis NV	2,206	151,720
#*	Mithra Pharmaceuticals SA	419	2,700
*	Ontex Group NV	8,295	48,924
*	Orange Belgium SA	1,706	28,875
	Picanol	234	16,178
#	Proximus SADP	15,572	163,252
	Recticel SA	4,845	66,953
	Shurgard Self Storage SA	3,950	171,987
	Sipef NV	638	35,986
	Telenet Group Holding NV	4,438	67,663
*	Tessenderlo Group SA	2,510	76,078
	Van de Velde NV	716	22,592
	VGP NV	728	55,200
	Viohalco SA	9,200	34,156

TOTAL BELGIUM			3,392,372

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (12.5%)
#*	5N Plus, Inc.	10,900	$18,882
#	Acadian Timber Corp.	1,400	15,497
*	Aclara Resources, Inc.	5,211	1,052
*	AcuityAds Holdings, Inc.	3,643	5,749
*	Advantage Energy Ltd.	22,881	172,991
	Aecon Group, Inc.	10,791	76,516
	Africa Oil Corp.	54,929	134,666
	AG Growth International, Inc.	2,667	68,322
	AGF Management Ltd., Class B	5,933	27,480
*	Aimia, Inc.	12,133	32,952
#	AirBoss of America Corp.	2,200	11,562
	Alamos Gold, Inc.,Class A	52,127	411,320
	Alaris Equity Partners Income	5,125	59,438
	Algoma Central Corp.	1,600	19,766
*	Almaden Minerals Ltd., Class B	14,000	3,186
	Altius Minerals Corp.	4,800	75,117
*	Altius Renewable Royalties Corp.	2,800	17,840
#	Altus Group Ltd.	5,600	198,991
	Amerigo Resources Ltd.	14,600	10,931
	Andlauer Healthcare Group, Inc.	1,942	74,438
	Andrew Peller Ltd., Class A	4,300	15,750
*	Argonaut Gold, Inc.	45,552	13,375
#*	Aritzia, Inc.	12,036	466,827
*	Ascot Resources Ltd.	28,504	8,997
	Atco Ltd., Class I	9,507	295,186
*	Athabasca Oil Corp.	58,945	118,985
*	ATS Automation Tooling Systems, Inc.	9,914	313,644
	Aura Minerals, Inc.	2,400	18,092
#*	Aurora Cannabis, Inc.	6,509	9,308
*	AutoCanada, Inc.	2,934	45,786
#	B2Gold Corp.	134,766	413,426
#	Badger Infrastructure Solutions Ltd.	5,409	114,267
#*	Ballard Power Systems, Inc.	27,368	155,177
*	Baytex Energy Corp.	66,144	359,280
	Birchcliff Energy Ltd.	39,513	307,148
	Bird Construction, Inc.	5,738	25,861
	Black Diamond Group Ltd.	2,510	8,014
#*	BlackBerry Ltd.	65,160	303,646
	BMTC Group, Inc.	850	7,705
*	Bombardier, Inc., Class A	528	15,681
*	Bombardier, Inc., Class B	10,348	303,902
*	Bonterra Energy Corp.	3,035	19,849
	Boralex, Inc., Class A	12,643	358,498
#	Boyd Group Services, Inc.	2,253	320,598
	Bridgemarq Real Estate Services	700	7,024
#	Brookfield Infrastructure Corp., Class A	4,434	191,310
*	Calfrac Well Services Ltd.	3,300	18,119
	Calian Group Ltd.	1,400	59,048
*	Calibre Mining Corp.	11,681	5,916
	Canaccord Genuity Group, Inc.	12,896	66,073
#	Canacol Energy Ltd.	18,050	26,631
#*	Canada Goose Holdings, Inc.	5,172	84,617
#	Canadian Western Bank.	10,818	188,194
#*	Canfor Corp.	9,100	136,732
#*	Canfor Pulp Products, Inc.	3,143	11,489
	Capital Power Corp.	16,399	548,900
#*	Capstone Mining Corp.	70,612	163,786
	Cardinal Energy Ltd.	18,331	124,329
*	CareRx Corp.	3,200	6,929

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Cascades, Inc.	12,329	$80,000
*	Celestica, Inc.	18,318	201,016
#	Centerra Gold, Inc.	29,868	138,780
	CES Energy Solutions Corp.	31,177	65,679
#*	Charlottes Web Holdings, Inc.	9,735	7,646
	CI Financial Corp.	18,697	187,196
	Cogeco Communications, Inc.	2,000	102,000
	Cogeco, Inc.	800	34,071
	Colliers International Group, Inc.	145	13,621
	Computer Modelling Group Ltd.	12,144	48,136
*	Copper Mountain Mining Corp.	20,335	27,315
	Corby Spirit & Wine Ltd.	1,800	22,329
	Corus Entertainment, Inc., Class B	27,296	43,077
#	Crescent Point Energy Corp.	76,901	601,874
*	Crew Energy, Inc.	21,027	92,915
#*	Cronos Group, Inc.	25,818	85,458
#*	Denison Mines Corp.	111,124	140,297
*	dentalcorp Holdings Ltd.	1,216	6,775
	Dexterra Group, Inc.	6,209	24,248
*	DIRTT Environmental Solutions	7,700	3,165
#	Doman Building Materials Group Ltd.	11,052	44,862
#	Dorel Industries, Inc., Class B	3,700	14,571
	DREAM Unlimited Corp., Class A	4,025	73,418
	Dundee Precious Metals, Inc.	26,117	118,474
	Dye & Durham Ltd.	6,395	70,740
	Dynacor Group, Inc.	4,900	9,819
	ECN Capital Corp.	32,752	98,808
	E-L Financial Corp. Ltd.	204	131,772
*	Eldorado Gold Corp.	24,534	137,044
#	Element Fleet Management Corp.	51,505	686,179
*	Endeavour Silver Corp.	18,298	62,308
	Enerflex Ltd.	14,436	74,599
#*	Energy Fuels, Inc.	5,331	38,541
	Enerplus Corp.	32,176	557,721
#	Enghouse Systems Ltd.	6,290	139,850
*	Ensign Energy Services, Inc.	23,650	60,585
#	EQB, Inc.	2,986	105,820
#*	Equinox Gold Corp.	28,393	94,069
#*	ERO Copper Corp.	8,889	101,199
	Evertz Technologies Ltd.	3,302	28,649
	Exchange Income Corp.	3,043	101,631
	Exco Technologies Ltd.	4,600	23,399
	Extendicare, Inc.	11,410	58,710
#	Fiera Capital Corp.	8,500	54,094
	Finning International, Inc.	18,506	393,525
	Firm Capital Mortgage Investment Corp.	4,900	41,938
#	First Majestic Silver Corp.	28,393	239,094
#*	First Mining Gold Corp.	27,500	4,138
#	First National Financial Corp.	2,280	57,236
*	Fission Uranium Corp.	56,500	29,445
*	Foraco International SA	200	194
#*	Fortuna Silver Mines, Inc.	37,493	104,289
#*	Freegold Ventures Ltd.	22,000	8,397
#	Freehold Royalties Ltd.	15,695	195,273
*	Frontera Energy Corp.	9,249	77,395
#*	Galiano Gold, Inc.	12,801	6,295
	Gamehost, Inc.	2,000	11,561
*	GDI Integrated Facility Services, Inc.	1,900	65,297
	Gear Energy Ltd.	23,288	23,419

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Gibson Energy, Inc.	17,331	$295,773
	goeasy Ltd.	1,836	148,958
*	GoGold Resources, Inc.	26,229	29,072
#*	GoldMoney, Inc.	6,800	8,435
*	Goodfood Market Corp.	2,400	573
*	Gran Tierra Energy, Inc.	52,923	73,032
	Guardian Capital Group Ltd., Class A	2,850	54,391
*	Haivision Systems, Inc.	3,200	6,272
	Hammond Power Solutions, Inc.	1,000	14,791
#*	Headwater Exploration, Inc.	20,809	110,281
*	Heroux-Devtek, Inc.	5,297	48,913
	High Liner Foods, Inc.	2,300	22,150
#	HLS Therapeutics, Inc.	2,903	20,350
#	Home Capital Group, Inc.	7,497	144,949
	Hudbay Minerals, Inc.	32,692	124,063
#*	IAMGOLD Corp.	62,316	91,434
*	Imperial Metals Corp.	9,700	17,302
	Information Services Corp.	2,000	34,323
	Innergex Renewable Energy, Inc.	18,669	205,553
*	InPlay Oil Corp.	7,900	19,600
*	Interfor Corp.	7,778	138,164
#*	Invesque, Inc.	4,300	4,816
Ω	Jamieson Wellness, Inc.	6,748	165,090
*	Journey Energy, Inc.	2,400	10,658
*	K92 Mining, Inc.	26,045	118,339
*	Karora Resources, Inc.	15,448	32,317
	K-Bro Linen, Inc.	1,500	32,921
*	Kelt Exploration Ltd.	19,288	83,390
#	Keyera Corp.	3,303	70,795
*	Kinaxis, Inc.	1,251	133,525
	Kingsway Financial Services, Inc.	600	4,110
*	Knight Therapeutics, Inc.	14,616	59,543
#	KP Tissue, Inc.	700	5,210
#	Labrador Iron Ore Royalty Corp.	6,700	138,884
*	Largo, Inc.	1,753	11,054
#	Lassonde Industries, Inc., Class A	400	34,526
	Laurentian Bank of Canada	6,900	153,969
	Leon’s Furniture Ltd.	3,400	42,551
#*	Lightspeed Commerce, Inc.	7,884	151,057
	Linamar Corp.	6,705	286,981
	Logistec Corp., Class B	300	8,588
#*	Lucara Diamond Corp.	52,607	20,852
	Lundin Gold, Inc.	8,991	64,940
#*	MAG Silver Corp.	5,770	76,683
	Magellan Aerospace Corp.	2,400	12,420
*	Mainstreet Equity Corp.	600	49,569
*	Major Drilling Group International, Inc.	10,973	66,047
*	Mandalay Resources Corp.	5,300	6,652
#	Maple Leaf Foods, Inc.	8,296	122,947
*	Marimaca Copper Corp.	4,300	9,800
	Martinrea International, Inc.	11,210	71,834
#	Maverix Metals, Inc.	6,075	19,318
*	MDA Ltd.	6,100	29,955
*	MDF Commerce, Inc.	2,102	4,891
	Medical Facilities Corp.	5,100	40,954
*	MEG Energy Corp.	38,793	580,037
	Melcor Developments Ltd.	2,200	17,263
#	Methanex Corp.	7,987	278,666
	Morguard Corp.	700	57,542

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	MTY Food Group, Inc.	2,800	$113,492
#	Mullen Group Ltd.	14,988	150,612
	Neighbourly Pharmacy, Inc.	1,900	32,370
	Neo Performance Materials, Inc.	3,936	30,740
*	New Gold, Inc.	90,970	82,132
*	New Pacific Metals Corp.	4,600	11,040
#	NFI Group, Inc.	8,237	53,206
#	North American Construction Group Ltd.	3,900	48,695
	North West Co., Inc.	6,581	171,246
*	NuVista Energy Ltd.	29,960	297,104
*	Obsidian Energy Ltd.	8,219	75,122
*	OceanaGold Corp.	97,656	141,930
	Onex Corp.	298	14,999
#*	Organigram Holdings, Inc.	22,800	23,256
*	Orla Mining Ltd.	24,692	77,687
#	Osisko Gold Royalties Ltd.	22,812	244,796
#*	Osisko Mining, Inc.	37,096	77,332
#	Pan American Silver Corp.	25,043	400,187
	Paramount Resources Ltd., Class A	9,692	205,324
	Parex Resources, Inc.	17,840	272,114
	Park Lawn Corp.	3,754	58,280
	Parkland Corp.	21,013	424,779
	Pason Systems, Inc.	11,502	122,167
*	Perpetua Resources Corp.	3,100	7,285
	Peyto Exploration & Development Corp.	22,159	206,894
	PHX Energy Services Corp.	3,400	20,889
	Pine Cliff Energy Ltd.	23,500	29,152
*	Pipestone Energy Corp.	13,596	41,017
	Pizza Pizza Royalty Corp.	6,500	60,403
	Polaris Renewable Energy, Inc.	3,600	43,865
#	Pollard Banknote Ltd.	1,300	15,945
*	PolyMet Mining Corp.	1,089	3,247
#	PrairieSky Royalty Ltd.	28,109	436,589
*	Precision Drilling Corp.	1,930	142,338
#	Premium Brands Holdings Corp.	5,489	323,816
	Primo Water Corp.	20,840	303,830
	Pulse Seismic, Inc.	6,700	9,197
#	Quarterhill, Inc.	10,900	13,361
*	Real Matters, Inc.	9,299	31,535
*	Recipe Unlimited Corp.	2,200	33,460
#*	RF Capital Group, Inc.	155	1,640
	Richelieu Hardware Ltd.	6,969	187,071
	Rogers Sugar, Inc.	12,650	55,620
#	Russel Metals, Inc.	8,500	176,071
*	Sabina Gold & Silver Corp.	49,219	40,102
	Sandstorm Gold Ltd.	26,900	132,491
#	Savaria Corp.	6,382	60,899
*	Seabridge Gold, Inc.	9,533	101,942
	Secure Energy Services, Inc.	48,250	253,230
*	ShawCor Ltd.	13,242	96,616
#	Sienna Senior Living, Inc.	12,077	104,162
#	Sierra Metals, Inc.	5,800	1,192
*	Sierra Wireless, Inc.	6,024	178,927
*	SilverCrest Metals, Inc.	4,191	21,039
Ω	Sleep Country Canada Holdings, Inc.	4,001	65,844
#	SNC-Lavalin Group, Inc.	19,616	339,664
	Softchoice Corp.	1,143	14,657
Ω	Spin Master Corp.	3,700	114,339
	Sprott, Inc.	2,898	103,911

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	SSR Mining, Inc.	28,379	$390,942
	Stantec, Inc.	1,953	95,561
	Stelco Holdings, Inc.	5,317	133,906
	Stella-Jones, Inc.	7,165	215,789
#*Ω	STEP Energy Services Ltd.	2,300	10,653
#*	SunOpta, Inc.	10,884	122,394
#	Superior Plus Corp.	22,114	168,166
	Supremex, Inc.	5,800	19,924
	Surge Energy, Inc.	7,831	58,803
	Tamarack Valley Energy Ltd.	58,087	223,846
#*	Taseko Mines Ltd.	35,100	39,162
	TECSYS, Inc.	300	6,580
	TELUS Corp.	3,620	75,587
*	TeraGo, Inc.	400	843
	TerraVest Industries, Inc.	800	13,917
	Tidewater Midstream & Infrastructure Ltd.	35,300	29,798
	Timbercreek Financial Corp.	13,945	78,715
*	Torex Gold Resources, Inc.	13,010	88,621
	Total Energy Services, Inc.	6,761	38,906
#*	Touchstone Exploration, Inc.	7,300	6,216
	TransAlta Corp.	35,363	311,488
#	TransAlta Renewables, Inc.	13,283	142,643
#	Transcontinental, Inc., Class A.	12,225	139,537
*	Trevali Mining Corp.	4,900	737
*	Trican Well Service Ltd.	37,374	99,309
	Tricon Residential, Inc.	33,313	280,716
	Triple Flag Precious Metals Corp.	1,400	15,682
*	Trisura Group Ltd.	5,900	171,628
*	Turquoise Hill Resources Ltd.	11,251	316,449
*	Uni-Select, Inc.	6,255	169,650
	Vecima Networks, Inc.	200	2,534
	Vermilion Energy, Inc.	22,140	516,321
	VersaBank	1,000	6,819
*	Victoria Gold Corp.	2,300	11,598
*	Viemed Healthcare, Inc.	3,800	24,874
	Wajax Corp.	2,213	29,954
	Waterloo Brewing Ltd.	2,100	5,973
*	Wesdome Gold Mines Ltd.	18,179	109,019
*	Western Copper & Gold Corp.	4,800	6,336
	Western Forest Products, Inc.	53,930	48,691
#	Westshore Terminals Investment Corp.	5,642	100,925
	Whitecap Resources, Inc.	73,640	570,809
#*	WildBrain Ltd.	12,570	19,099
	Winpak Ltd.	3,800	115,812
	Yamana Gold, Inc.	108,929	477,826
#	Yellow Pages Ltd.	2,040	20,245
	Zenith Capital Corp.	1,300	173

TOTAL CANADA.			30,285,850

CHINA — (0.1%)
Ω	BOC Aviation Ltd.	8,200	54,874
	BOE Varitronix Ltd.	14,009	20,773
	China Gold International Resources Corp. Ltd.	43,400	100,348
*††	Hanfeng Evergreen, Inc.	2,400	0

TOTAL CHINA			175,995

DENMARK — (2.2%)
*	ALK-Abello AS	15,012	248,206

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Alm Brand AS	140,092	$191,453
#*	Bang & Olufsen AS	14,001	16,282
#	BankNordik P/F	552	8,792
*	Bavarian Nordic AS	9,970	317,248
*	Brodrene Hartmann AS	204	6,224
#	cBrain AS	1,050	22,971
#	Chemometec AS	2,148	202,472
#	Columbus AS	16,517	15,118
	D/S Norden AS	3,259	168,670
	Dfds AS	4,672	141,781
	FLSmidth & Co. AS	7,827	180,908
	Fluegger Group AS	86	5,141
	H Lundbeck AS	29,450	110,193
*	H+H International AS, Class B	2,539	39,160
*	ISS AS	17,913	328,973
	Jeudan AS	1,140	40,383
*	Jyske Bank AS	6,487	350,098
	Matas AS	4,416	42,266
*Ω	Netcompany Group AS	3,857	132,235
*	Nilfisk Holding AS	3,104	57,746
*	NKT AS	5,108	254,926
*Ω	NNIT AS	1,779	12,898
	North Media AS	1,083	9,274
*	NTG Nordic Transport Group AS, Class A	911	29,549
	Per Aarsleff Holding AS	2,428	67,814
	Ringkjoebing Landbobank AS	3,260	354,566
	Royal Unibrew AS	5,904	337,261
#*	RTX AS	1,054	17,767
Ω	Scandinavian Tobacco Group AS, Class A	7,854	131,560
	Schouw & Co. AS	1,709	108,428
	SimCorp AS	4,710	281,237
	Solar AS, Class B	739	55,731
	SP Group AS	1,053	35,545
	Spar Nord Bank AS	12,098	146,479
	Sparekassen Sjaelland-Fyn AS	1,804	41,416
	Sydbank AS	7,414	225,759
#	TCM Group AS	1,034	9,782
*	Tivoli AS	344	35,615
	Topdanmark AS	5,230	241,381
	TORM PLC, Class A	4,930	131,913
	UIE PLC	2,550	62,629
*	Vestjysk Bank A.S	23,511	9,570
#*	Zealand Pharma AS	5,296	136,400

TOTAL DENMARK			5,363,820

FINLAND — (2.1%)
	Aktia Bank Oyj	7,233	71,910
#	Alandsbanken Abp, Class B	379	11,983
	Alma Media Oyj	4,469	37,026
	Anora Group Oyj	428	2,968
	Aspo Oyj	2,685	21,229
	Atria Oyj	2,491	23,239
	Bittium Oyj	4,078	15,473
	Cargotec Oyj, Class B	4,700	176,765
	Caverion Oyj	9,013	40,054
#	Citycon Oyj	9,088	56,621
	Digia Oyj	2,833	16,656
Ω	Enento Group Oyj	1,937	40,222
	eQ Oyj	761	15,570

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
#*	Finnair Oyj	104,522	$44,258
	Fiskars Oyj Abp	3,933	56,649
*	F-Secure Oyj	12,707	35,935
	Gofore Oyj	378	8,440
#	Harvia Oyj	1,373	19,478
	HKScan Oyj, Class A	1,550	1,457
#	Huhtamaki Oyj	11,797	423,977
	Kamux Corp.	4,139	20,018
	Kemira Oyj	13,667	180,464
	Kojamo Oyj	13,408	174,500
	Konecranes Oyj	10,027	252,284
	Lassila & Tikanoja Oyj	5,782	56,790
	Marimekko Oyj	3,250	29,345
	Metsa Board Oyj, Class B	21,964	165,222
	Musti Group Oyj	3,457	64,947
	Nokian Renkaat Oyj	15,034	169,536
	Olvi Oyj, Class A	1,985	61,326
	Oma Saastopankki Oyj	486	9,555
	Oriola Oyj, Class A	5,827	10,798
	Oriola Oyj, Class B	16,336	29,634
	Orion Oyj, Class A	3,001	137,611
	Orion Oyj, Class B	12,691	584,017
#	Outokumpu Oyj	42,896	172,157
	Pihlajalinna Oyj	3,541	32,694
	Ponsse Oyj	1,180	29,319
#*	QT Group Oyj	1,364	58,257
	Raisio Oyj, Class V	14,595	28,250
	Rapala VMC Oyj	3,058	12,952
	Revenio Group Oyj	2,861	106,412
#Ω	Rovio Entertainment Oyj	4,222	24,065
	Sanoma Oyj	10,553	123,538
	Scanfil Oyj	1,067	6,188
	Taaleri Oyj	1,518	14,371
#	Talenom Oyj	2,896	25,784
	Teleste Oyj	1,530	5,410
Ω	Terveystalo Oyj	13,729	84,912
	TietoEVRY Oyj	10,629	253,387
	Tokmanni Group Corp	5,059	61,169
	Uponor Oyj	6,371	84,622
	Vaisala Oyj, Class A	2,601	101,245
	Valmet Oyj	20,218	459,823
#	Verkkokauppa.com Oyj	1,520	4,714
	Wartsila OYJ Abp	42,656	290,798
*	WithSecure Oyj	12,707	20,561
	YIT Oyj	21,894	54,902

TOTAL FINLAND			5,121,487

FRANCE — (4.5%)
	ABC arbitrage	5,361	34,639
	AKWEL	1,182	17,175
Ω	ALD SA	11,953	127,527
	Altamir	1,905	44,976
	Alten SA	3,514	410,541
	Assystem SA	1,354	49,658
#*	Atos SE	1,197	11,681
	Aubay	1,195	52,302
	Axway Software SA	1,111	17,251
#	Bastide le Confort Medical	266	7,569
	Beneteau SA	5,853	64,865

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Bigben Interactive	2,306	$17,318
	Boiron SA	776	35,426
	Bonduelle SCA	2,134	24,797
	Burelle SA	28	11,786
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	23	967
#*	Casino Guichard Perrachon SA	4,112	39,551
#	Catana Group	3,304	16,384
	CBo Territoria	2,250	8,005
	Cegedim SA	865	13,409
*	CGG SA	82,253	69,872
#	Chargeurs SA	2,784	36,800
*	Cie des Alpes	3,270	40,305
	Cie Plastic Omnium SA	6,434	90,153
*	Coface SA	14,551	161,984
#*	DBV Technologies SA	1,409	4,330
	Derichebourg SA	13,913	60,754
#*	Ekinops SAS	2,101	14,469
	Electricite de Strasbourg SA	132	12,257
#*Ω	Elior Group SA	19,442	43,157
	Elis SA	25,559	292,699
	Equasens	558	39,185
	Eramet SA	1,279	83,789
	Etablissements Maurel et Prom SA	8,900	40,004
	Eurazeo SE	5,142	293,430
#	Eutelsat Communications SA	22,026	221,100
	Exel Industries, Class A	184	7,237
*	Faurecia SE	15,805	235,954
#	Fnac Darty SA	2,696	83,203
*	Gaumont SA	20	1,984
	Gaztransport Et Technigaz SA	3,039	353,553
*	Genfit	3,627	14,439
*	GL Events	1,343	20,886
	Groupe Crit	446	25,948
*	Groupe Gorge SA	1,038	20,355
	Guerbet	934	16,013
#	Guillemot Corp.	785	9,117
#	Haulotte Group SA	1,014	2,760
	HEXAOM	440	8,391
*	ID Logistics Group	316	84,897
	Imerys SA	4,067	166,469
	Infotel SA	414	20,702
	Interparfums SA	1,127	54,332
	IPSOS	6,081	294,364
	Jacquet Metals SACA	2,005	31,184
*	JCDecaux SE	7,386	93,251
#	Kaufman & Broad SA	2,328	56,567
	Korian SA	9,135	86,315
	Laurent-Perrier	396	38,591
	Lectra	3,093	98,969
	Linedata Services	535	24,849
	LISI	3,062	60,469
#	LNA Sante SA	809	23,584
*	Lumibird	1,349	22,245
#Ω	Maisons du Monde SA	4,270	41,856
	Manitou BF SA	1,600	32,649
	Manutan International	508	50,940
	Mersen SA	2,606	84,317
	Metropole Television SA	4,140	42,818
#*	Nacon SA	1,038	2,609

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
Ω	Neoen SA	3,987	$139,067
	Neurones	718	24,905
	Nexans SA	3,620	338,030
	Nexity SA	5,490	109,966
#*	Nicox	2,438	4,265
	NRJ Group	2,200	14,172
#*	Orpea SA	1,798	14,582
	Quadient SA	5,381	75,707
#*††	Recylex SA	1,750	599
	Rexel SA	30,282	540,391
	Robertet SA	23	19,164
	Rothschild & Co.	4,325	153,381
	Rubis SCA	10,434	236,949
	Samse SA	132	22,233
	Savencia SA	669	37,085
	SCOR SE	20,315	305,500
	SEB SA	1,435	93,421
	Seche Environnement SA	536	45,506
	SES SA	48,157	341,575
*Ω	SMCP SA	4,479	28,155
	Societe BIC SA	2,960	169,922
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	291	24,309
	Societe LDC SA	291	26,863
	Societe pour I’Informatique Industrielle	1,315	60,912
*	SOITEC	3,077	394,006
*	Solocal Group	12,070	8,106
	Somfy SA	896	95,445
	Sopra Steria Group SACA	1,955	258,769
	SPIE SA	15,846	370,694
	Stef SA	521	41,507
	Sword Group	975	36,739
	Synergie SE	1,041	28,130
*	Technicolor Creative Studios SA	25,714	40,074
	Technip Energies NV	16,797	216,828
#	Television Francaise 1	7,423	47,122
	Thermador Groupe	904	75,203
#	Tikehau Capital SCA	4,110	99,853
	Totalenergies EP Gabon	172	27,870
	Trigano SA	1,128	115,459
*	Ubisoft Entertainment SA	8,913	244,536
#	Union Financiere de France BQE SA	487	6,304
	Valeo	25,353	417,639
*	Vallourec SA	16,557	176,159
*	Vantiva SA	25,714	19,137
Ω	Verallia SA	8,326	235,916
	Vetoquinol SA	531	44,117
	Vicat SA	3,273	75,028
	VIEL & Cie SA	4,347	24,911
	Vilmorin & Cie SA	883	39,127
	Virbac SA	510	124,975
*	Voltalia SA	2,691	51,249
	Wavestone	1,019	43,906
*Ω	X-Fab Silicon Foundries SE	8,082	41,840
*	Xilam Animation SA	375	11,313

TOTAL FRANCE			10,960,553

GERMANY — (5.4%)
	1&1 AG	6,208	81,783
	3U Holding AG	100	388

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	7C Solarparken AG	6,112	$26,572
*	Aareal Bank AG	7,914	250,260
#	Adesso SE	371	36,731
#*Ω	ADLER Group SA	7,320	10,853
	AIXTRON SE	13,160	323,389
	All for One Group SE	283	11,107
	Allgeier SE	979	28,324
	AlzChem Group AG	417	6,841
	Amadeus Fire AG	827	83,467
	Atoss Software AG	673	81,940
	Aurubis AG	4,672	294,804
#*Ω	Auto1 Group SE	4,853	32,639
	Basler AG	1,584	42,997
*	Bauer AG	3,060	19,960
	BayWa AG	1,685	76,033
#	Bechtle AG	9,748	336,760
Ω	Befesa SA	5,050	175,398
	Bertrandt AG	677	20,162
*	bet-at-home.com AG	393	1,726
*	Bijou Brigitte AG	711	24,437
	Bilfinger SE	4,751	132,167
#*	Borussia Dortmund GmbH & Co. KGaA	11,253	41,601
	CANCOM SE	4,235	104,655
#	CECONOMY AG	24,503	39,876
	CENIT AG	1,323	17,268
	Cewe Stiftung & Co. KGAA	738	57,809
	CompuGroup Medical SE & Co. KgaA	3,140	99,205
	CropEnergies AG	3,994	63,652
*	CTS Eventim AG & Co. KGaA	6,736	321,553
	Dermapharm Holding SE	2,003	76,155
	Deutsche Beteiligungs AG	1,665	42,194
Ω	Deutsche Pfandbriefbank AG	19,634	146,237
	Deutz AG	17,704	66,840
	DIC Asset AG	6,522	44,960
	Dr Hoenle AG	579	8,932
	Draegerwerk AG & Co. KGaA	432	15,597
	Duerr AG	7,939	209,849
	Eckert & Ziegler Strahlen- und Medizintechnik AG	1,864	73,691
	EDAG Engineering Group AG	1,225	12,356
	Elmos Semiconductor SE	1,166	53,300
	ElringKlinger AG	4,625	33,105
	Encavis AG	15,068	280,532
	Energiekontor AG	1,061	94,214
*	Evotec SE	4,645	88,594
	Fabasoft AG	270	4,795
	Fielmann AG	2,791	88,912
#*	flatexDEGIRO AG	6,458	56,443
*	Fraport AG Frankfurt Airport Services Worldwide	4,841	186,505
	Freenet AG	17,797	349,821
	Fuchs Petrolub SE	4,112	99,142
	GEA Group AG	2,560	89,483
	Gerresheimer AG	4,303	246,513
	Gesco AG	1,167	29,044
	GFT Technologies SE	1,871	60,999
*	GK Software SE	156	18,805
*	Global Fashion Group SA	9,027	15,203
	Grand City Properties SA	13,230	128,696
#	GRENKE AG	1,533	31,265
*	H&R GmbH & Co. KGaA	1,853	12,016

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Hamburger Hafen und Logistik AG	3,321	$38,897
	Hawesko Holding AG	351	13,770
#*	Heidelberger Druckmaschinen AG	33,592	46,366
	Hensoldt AG	4,411	103,636
	Hochtief AG	3,446	183,065
	Hornbach Holding AG & Co. KGaA	1,453	99,045
	Hugo Boss AG	7,793	358,925
*	Hypoport SE	383	37,410
	Indus Holding AG	2,484	49,017
Ω	Instone Real Estate Group SE	5,460	39,741
	IVU Traffic Technologies AG	1,304	18,230
	Jenoptik AG	6,673	146,293
Ω	JOST Werke AG	1,613	68,835
	K&S AG	27,384	604,611
	Kloeckner & Co. SE	9,754	76,444
*	Koenig & Bauer AG	2,008	25,186
#	Kontron AG	6,182	89,475
	KPS AG	2,106	6,707
	Krones AG	1,948	180,411
	KSB SE & Co. KGaA	31	12,251
	KWS Saat SE & Co. KGaA	1,643	95,385
	Lanxess AG	10,132	342,642
	Leifheit AG	1,317	18,698
*	Leoni AG	4,291	30,201
*	Manz AG	726	19,013
*	Medigene AG	1,273	2,829
*	Medios AG	1,157	21,356
*	METRO AG	13,382	102,083
	MLP SE	9,747	45,265
#*	Nagarro SE	991	98,588
	New Work SE	300	37,585
	Nexus AG	2,156	115,627
#*	Nordex SE	16,701	155,689
	Norma Group SE	3,927	62,253
	OHB SE	819	22,976
	PATRIZIA SE	5,848	42,922
	Pfeiffer Vacuum Technology AG	452	63,854
	PNE AG	10,341	196,809
	ProSiebenSat.1 Media SE	24,469	166,282
	PSI Software AG	1,437	32,846
*	PVA TePla AG	2,550	42,727
*	q.beyond AG	17,852	14,763
#	Rational AG	53	29,876
	Rheinmetall AG	2,189	355,826
	RTL Group SA	234	7,943
	SAF-Holland SE	5,659	41,893
#	Salzgitter AG	4,698	104,994
#Ω	Scout24 SE	8,304	425,538
	Secunet Security Networks AG	206	45,188
*	Serviceware SE	548	3,843
#*	SGL Carbon SE	7,951	56,395
	Siltronic AG	2,238	139,177
	Sixt SE	1,909	179,052
#*	SMA Solar Technology AG	1,707	82,585
*	SNP Schneider-Neureither & Partner SE	344	5,149
#	Software AG	7,445	162,874
	Stabilus SE	3,496	191,790
	STRATEC SE	970	81,314
	Stroeer SE & Co. KGaA	4,093	166,867

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Suedzucker AG	8,924	$113,727
#	SUESS MicroTec SE	2,434	27,516
	Surteco Group SE	1,107	20,891
#	Synlab AG	3,030	39,014
	TAG Immobilien AG	22,064	138,182
	Takkt AG	5,172	66,983
*Ω	TeamViewer AG	19,494	187,201
	Technotrans SE	1,129	28,403
*	thyssenkrupp AG	39,986	210,484
	Traffic Systems SE	627	11,207
	United Internet AG	5,271	98,531
#*	va-Q-tec AG	307	3,940
#	Varta AG	1,521	40,761
	VERBIO Vereinigte BioEnergie AG	3,420	269,404
*	Vitesco Technologies Group AG, Class A	2,022	108,194
	Vossloh AG	1,221	43,815
	Wacker Neuson SE	3,888	61,296
	Washtec AG	1,525	57,273
#*	Westwing Group SE	1,156	7,853
	Wuestenrot & Wuerttembergische AG	3,664	51,694
	Zeal Network SE	1,834	46,305

TOTAL GERMANY			13,150,241

HONG KONG — (1.9%)
*	Aceso Life Science Group Ltd.	202,400	2,364
	Aeon Credit Service Asia Co. Ltd.	12,000	7,019
*	Aidigong Maternal & Child Health Ltd.	248,000	12,471
	Allied Group Ltd.	206,000	44,628
	Analogue Holdings Ltd.	46,000	6,509
	APAC Resources Ltd.	11,823	1,533
*	Apollo Future Mobility Group Ltd.	412,000	11,020
	Asia Financial Holdings Ltd.	54,874	21,047
*	Asia Standard International Group Ltd.	98,940	4,786
	ASMPT Ltd.	31,400	172,716
	Associated International Hotels Ltd.	28,000	35,414
	Bank of East Asia Ltd.	63,136	60,509
	BOCOM International Holdings Co. Ltd.	44,000	2,217
	Bright Smart Securities & Commodities Group Ltd.	114,000	15,977
††	Brightoil Petroleum Holdings Ltd.	248,000	8,887
††	Burwill Holdings Ltd.	302,000	512
	Cafe de Coral Holdings Ltd.	42,000	49,016
*	Century City International Holdings Ltd.	183,340	6,434
	Chen Hsong Holdings	30,000	5,927
	Chevalier International Holdings Ltd.	4,000	3,454
*	China Baoli Technologies Holdings Ltd.	14,500	135
*	China Energy Development Holdings Ltd.	652,000	10,637
	China Motor Bus Co. Ltd.	2,400	20,189
#*	China Star Entertainment Ltd.	180,000	16,969
*	China Strategic Holdings Ltd.	1,321,250	3,883
*	China Tonghai International Financial Ltd.	130,000	2,979
*	Chinese Estates Holdings Ltd.	61,500	11,129
	Chow Sang Sang Holdings International Ltd.	49,000	45,190
	Chuang’s Consortium International Ltd.	100,000	9,606
	CITIC Telecom International Holdings Ltd.	196,000	57,929
#	CMBC Capital Holdings Ltd.	46,500	9,127
*	C-Mer Eye Care Holdings Ltd.	52,000	21,546
	Convenience Retail Asia Ltd.	50,000	4,777
#††	Convoy, Inc.	516,000	2,058
*	Cowell e Holdings, Inc.	27,000	33,036

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
Ω	Crystal International Group Ltd.	51,000	$13,004
	CSI Properties Ltd.	859,543	12,833
	Dah Sing Banking Group Ltd.	52,928	31,559
	Dah Sing Financial Holdings Ltd.	17,806	35,235
	Dickson Concepts International Ltd.	14,500	5,997
	Dynamic Holdings Ltd.	10,000	8,266
	Eagle Nice International Holdings Ltd.	20,000	11,362
	EC Healthcare	47,000	24,244
††	EcoGreen International Group Ltd.	38,000	6,898
*	Emperor Capital Group Ltd.	270,000	1,446
	Emperor Entertainment Hotel Ltd.	40,000	2,240
	Emperor International Holdings Ltd.	140,333	8,949
*	ENM Holdings Ltd.	144,000	6,511
*	Esprit Holdings Ltd.	195,875	15,205
	EuroEyes International Eye Clinic Ltd., Class C	8,000	4,454
	Fairwood Holdings Ltd.	10,500	12,090
	Far East Consortium International Ltd.	195,658	44,090
	First Pacific Co. Ltd.	334,000	88,445
*Ω	FIT Hon Teng Ltd.	190,000	22,238
*Ω	Fosun Tourism Group.	7,400	6,464
*Ω	Frontage Holdings Corp.	90,000	20,283
	FSE Lifestyle Services Ltd.	14,000	8,045
*††	Genting Hong Kong Ltd.	186,000	3,687
	Giordano International Ltd.	160,000	26,511
	Glorious Sun Enterprises Ltd.	72,000	6,144
*	Gold Fin Holdings	88,000	0
*	GR Properties Ltd.	96,000	12,218
	Great Eagle Holdings Ltd.	28,630	52,504
	G-Resources Group Ltd.	42,950	10,863
	Guotai Junan International Holdings Ltd.	322,400	22,975
*	Haitong International Securities Group Ltd.	321,410	23,327
	Hang Lung Group Ltd.	82,000	106,361
	Hanison Construction Holdings Ltd.	27,198	3,397
*	Harbour Centre Development Ltd.	13,500	10,926
	HKBN Ltd.	85,500	57,746
	HKR International Ltd.	100,386	25,193
	Hong Kong Ferry Holdings Co. Ltd.	23,000	17,610
	Hong Kong Technology Venture Co. Ltd.	67,000	35,015
*	Hongkong & Shanghai Hotels Ltd.	59,883	46,977
	Hongkong Chinese Ltd.	90,000	5,498
Ω	Honma Golf Ltd.	30,500	12,821
#*	Huobi Technology Holdings Ltd.	13,500	6,066
	Hutchison Telecommunications Hong Kong Holdings Ltd.	162,000	21,461
	Hysan Development Co. Ltd.	64,000	139,494
*	IGG, Inc.	95,000	24,698
Ω	Impro Precision Industries Ltd.	88,000	22,864
	International Housewares Retail Co. Ltd.	41,000	13,589
#*	IRC Ltd.	614,000	9,071
	ITC Properties Group Ltd.	1,760	211
	Jacobson Pharma Corp. Ltd.	56,000	5,356
	Johnson Electric Holdings Ltd.	40,620	41,848
	K Wah International Holdings Ltd.	109,000	30,525
	Karrie International Holdings Ltd.	136,000	20,622
	Kerry Logistics Network Ltd.	61,000	96,829
	Kerry Properties Ltd.	63,000	99,659
*	Kingston Financial Group Ltd.	36,000	1,306
	Kowloon Development Co. Ltd.	41,000	36,383
*	Lai Sun Development Co. Ltd.	45,912	18,153
*	Lai Sun Garment International Ltd.	13,600	5,735

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Landing International Development Ltd.	133,200	$2,356
*	Landsea Green Management Ltd.	180,000	3,612
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	136,500	13,058
*	Lifestyle International Holdings Ltd.	55,000	32,611
	Lippo China Resources Ltd.	586,000	8,583
	Liu Chong Hing Investment Ltd.	30,000	25,819
	L’Occitane International SA	22,500	55,242
	Luk Fook Holdings International Ltd.	38,000	82,551
	Lung Kee Bermuda Holdings	26,000	7,936
*	Magnificent Hotel Investment Ltd.	336,000	4,385
#	Man Wah Holdings Ltd.	180,800	100,883
*	Mason Group Holdings Ltd.	2,829,598	9,734
	MECOM Power & Construction Ltd.	106,500	21,727
*	Melco International Development Ltd.	85,000	44,444
*††	MH Development NPV	40,000	0
	Miramar Hotel & Investment	21,000	28,962
	Modern Dental Group Ltd.	43,000	8,935
*	Mongolian Mining Corp.	48,000	11,984
*	NagaCorp Ltd.	129,212	58,925
*††	NewOcean Energy Holdings Ltd.	110,000	411
	Nissin Foods Co. Ltd.	28,000	22,463
	NWS Holdings Ltd.	152,000	107,791
	Oriental Watch Holdings	39,606	16,958
*	Oshidori International Holdings Ltd.	700,200	22,300
††	Pacific Andes International Holdings Ltd.	126,000	440
	Pacific Basin Shipping Ltd.	565,000	136,788
	Pacific Textiles Holdings Ltd.	114,000	33,992
*	Paliburg Holdings Ltd.	26,000	5,036
	PC Partner Group Ltd.	34,000	16,250
	PCCW Ltd.	378,286	144,525
	Pentamaster International Ltd.	94,000	8,624
	Perfect Medical Health Management Ltd.	60,000	21,260
	Pico Far East Holdings Ltd.	96,000	13,080
	Plover Bay Technologies Ltd.	40,000	9,334
	Public Financial Holdings Ltd.	70,000	18,824
*	Realord Group Holdings Ltd.	20,000	23,465
*	Regal Hotels International Holdings Ltd.	29,000	9,428
Ω	Regina Miracle International Holdings Ltd.	43,000	16,752
#*	Sa Sa International Holdings Ltd.	176,000	18,615
*Ω	Samsonite International SA	54,000	116,016
	SEA Holdings Ltd.	40,046	17,164
*	Shangri-La Asia Ltd.	128,000	70,825
*	Shenwan Hongyuan HK Ltd.	25,000	1,287
*	Shun Ho Property Investments Ltd.	5,544	642
*	Shun Tak Holdings Ltd.	190,000	24,672
#	Singamas Container Holdings Ltd.	88,000	6,724
#*	SJM Holdings Ltd.	272,499	85,033
	SmarTone Telecommunications Holdings Ltd.	43,000	21,255
#	Solomon Systech International Ltd.	200,000	9,173
	Soundwill Holdings Ltd.	4,000	3,187
*	Space Group Holdings Ltd.	22,500	9,890
	Stella International Holdings Ltd.	55,000	53,266
	Sun Hung Kai & Co. Ltd.	74,464	26,003
	SUNeVision Holdings Ltd.	80,000	42,381
	TAI Cheung Holdings Ltd.	37,000	18,633
*	Television Broadcasts Ltd.	43,600	15,016
	Texhong Textile Group Ltd.	35,000	22,542
	Texwinca Holdings Ltd.	112,000	14,695
*	TOM Group Ltd.	58,000	4,766

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Town Health International Medical Group Ltd.	330,000	$14,988
	Tradelink Electronic Commerce Ltd.	58,000	5,462
	Transport International Holdings Ltd.	28,465	30,067
	United Laboratories International Holdings Ltd.	147,000	61,611
*††	Untrade.Lerthai Group	24,000	0
	Upbest Group Ltd.	148,000	11,658
	Value Partners Group Ltd.	150,000	35,728
*	Vitasoy International Holdings Ltd.	86,000	146,856
*Ω	VPower Group International Holdings Ltd., Class H	25,119	1,732
	VSTECS Holdings Ltd.	79,600	38,274
	VTech Holdings Ltd.	16,700	88,898
	Wai Kee Holdings Ltd.	52,000	10,394
	Wang On Group Ltd.	260,000	1,426
#*	Wealthking Investments Ltd.	116,000	6,056
	Wing On Co. International Ltd.	14,000	22,763
	Wing Tai Properties Ltd.	56,000	24,466
	Yue Yuen Industrial Holdings Ltd.	85,500	86,923
*	Yunfeng Financial Group Ltd.	54,000	6,062
*	Zensun Enterprises Ltd.	48,000	7,088
*	Zhaobangji Properties Holdings Ltd.	192,000	9,165

TOTAL HONG KONG			4,526,001

IRELAND — (0.6%)
	AIB Group PLC	29,330	84,849
	Bank of Ireland Group PLC	116,691	840,248
	Cairn Homes PLC	63,289	61,275
*	Dalata Hotel Group PLC	14,402	46,204
	FBD Holdings PLC	4,062	40,134
	Glanbia PLC	19,624	226,643
*Ω	Glenveagh Properties PLC	59,316	58,021
	Irish Continental Group PLC	13,964	56,402
	Kenmare Resources PLC	255	1,249
*	Permanent TSB Group Holdings PLC	10,745	17,891

TOTAL IRELAND			1,432,916

ISRAEL — (1.6%)
	Adgar Investment & Development Ltd.	8,764	14,940
	Afcon Holdings Ltd.	210	9,925
	AFI Properties Ltd.	1,537	46,073
	Africa Israel Residences Ltd.	738	29,617
*	Allot Ltd.	3,228	12,718
	Alrov Properties & Lodgings Ltd.	854	43,662
	Arad Ltd.	1,518	19,460
	Ashtrom Group Ltd.	5,658	123,143
	AudioCodes Ltd.	3,076	61,981
	Aura Investments Ltd.	17,282	30,533
	Automatic Bank Services Ltd.	824	3,684
	Azorim-Investment Development & Construction Co. Ltd.	17,951	62,463
*	Bet Shemesh Engines Holdings 1997 Ltd.	859	20,653
*	BioLine RX Ltd.	55,677	3,314
	Blue Square Real Estate Ltd.	659	43,757
*	Brack Capital Properties NV.	398	42,388
*	Brainsway Ltd., ADR	1,000	3,550
	Carasso Motors Ltd.	2,736	17,177
*	Cellcom Israel Ltd.	6,415	32,130
*	Clal Insurance Enterprises Holdings Ltd.	5,028	86,766
	Danel Adir Yeoshua Ltd.	595	68,964
	Delek Automotive Systems Ltd.	6,324	81,428

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Delek Group Ltd.	1,144	$174,182
	Delta Galil Industries Ltd.	1,096	49,622
	Dor Alon Energy in Israel 1988 Ltd.	633	21,895
	Electra Consumer Products 1970 Ltd.	917	31,740
	Electra Ltd.	127	73,897
	Electra Real Estate Ltd.	2,747	33,728
*	Ellomay Capital Ltd.	458	8,542
*	Elron Ventures Ltd.	1,931	5,178
*	Equital Ltd.	2,724	83,987
	FMS Enterprises Migun Ltd.	605	20,053
	Formula Systems 1985 Ltd.	1,099	89,203
	Fox Wizel Ltd.	512	62,418
	Gav-Yam Lands Corp. Ltd.	11,901	100,936
*	Gilat Satellite Networks Ltd.	4,321	25,925
*	Hagag Group Real Estate Development	1,534	8,351
	Hamat Group Ltd.	1,543	12,811
	Hilan Ltd.	1,842	96,453
	IDI Insurance Co. Ltd.	960	25,637
	IES Holdings Ltd.	375	26,220
	Ilex Medical Ltd.	584	14,795
	Infinya Ltd.	473	45,692
	Inrom Construction Industries Ltd.	12,208	49,827
	Isracard Ltd.	18,363	54,297
	Israel Canada T.R Ltd.	14,745	42,507
	Israel Land Development - Urban Renewal Ltd.	2,893	37,590
	Isras Investment Co. Ltd.	192	36,151
	Issta Lines Ltd.	883	24,279
*	Kamada Ltd.	3,545	16,299
	Kardan Real Estate Enterprise & Development Ltd.	6,298	6,141
	Kenon Holdings Ltd.	2,151	82,409
	Kerur Holdings Ltd.	747	16,160
	Klil Industries Ltd.	43	3,593
	Lahav L.R. Real Estate Ltd.	6,763	7,539
	Levinstein Properties Ltd.	555	14,358
	M Yochananof & Sons Ltd.	507	29,847
	Magic Software Enterprises Ltd.	2,800	43,534
	Malam - Team Ltd.	1,290	29,321
	Matrix IT Ltd.	3,427	73,929
	Maytronics Ltd.	1,739	18,751
	Mediterranean Towers Ltd.	10,111	29,175
	Mega Or Holdings Ltd.	2,482	72,164
*	Mehadrin Ltd.	58	2,336
*	Meitav Investment House Ltd.	2,665	9,332
*	Menora Mivtachim Holdings Ltd.	2,504	51,024
	Migdal Insurance & Financial Holdings Ltd.	44,849	53,796
	Mivtach Shamir Holdings Ltd.	1,009	24,020
*	Naphtha Israel Petroleum Corp. Ltd.	5,642	29,224
	Nawi Brothers Ltd.	3,445	24,932
*	Neto Malinda Trading Ltd.	862	29,024
	Neto ME Holdings Ltd.	211	8,867
#	Novolog Ltd.	34,768	28,717
	Oil Refineries Ltd.	174,962	65,159
	One Software Technologies Ltd.	4,143	57,353
	Palram Industries 1990 Ltd.	847	8,294
*	Partner Communications Co. Ltd.	18,545	139,796
*	Paz Oil Co. Ltd.	885	105,703
*	Perion Network Ltd.	3,977	91,227
	Plasson Industries Ltd.	468	22,812
	Prashkovsky Investments & Construction Ltd.	540	12,968

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Priortech Ltd.	1,206	$22,178
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,016	70,458
	Raval Ics Ltd.	2,775	2,944
	Sano-Brunos Enterprises Ltd.	278	19,252
	Scope Metals Group Ltd.	872	39,130
	Summit Real Estate Holdings Ltd.	3,085	42,987
	Tadiran Group Ltd.	324	43,903
Ω	Tamar Petroleum Ltd.	7,885	24,324
	Tel Aviv Stock Exchange Ltd.	10,261	60,469
	Telsys Ltd.	526	24,541
*	Tera Light Ltd.	3,551	5,905
	Tiv Taam Holdings 1 Ltd.	7,339	15,430
*	Victory Supermarket Chain Ltd.	648	8,223
	YD More Investments Ltd.	996	2,851
	YH Dimri Construction & Development Ltd.	721	43,836

TOTAL ISRAEL			3,748,477

ITALY — (3.2%)
	A2A SpA	192,659	213,628
	ACEA SpA	4,239	53,413
*	Aeffe SpA	7,022	8,675
Ω	Anima Holding SpA	33,443	103,578
	Aquafil SpA	3,880	21,115
	Arnoldo Mondadori Editore SpA	22,214	37,431
	Ascopiave SpA	9,023	21,347
#	Avio SpA	1,784	19,922
	Azimut Holding SpA	14,086	226,814
	Banca Generali SpA	7,463	223,096
	Banca IFIS SpA	3,794	44,799
	Banca Mediolanum SpA	27,788	207,907
	Banca Popolare di Sondrio SPA	62,474	224,098
	Banca Profilo SpA	12,870	2,455
Ω	Banca Sistema SpA	3,568	5,231
	Banco BPM SpA	196,375	594,135
	Banco di Desio e della Brianza SpA	5,000	13,931
	BasicNet SpA	3,725	18,123
	Be Shaping The Future SpA	9,147	31,095
#	BF SpA	2,634	9,367
Ω	BFF Bank SpA	14,615	103,103
	Biesse SpA	570	6,865
	BPER Banca	138,787	256,797
	Brembo SpA	18,448	192,862
	Brunello Cucinelli SpA	4,260	246,935
	Buzzi Unicem SpA	12,066	200,251
	Cairo Communication SpA	12,430	20,204
Ω	Carel Industries SpA	4,228	92,089
	Cementir Holding NV	6,965	40,539
*	CIR SpA-Compagnie Industriali	101,938	43,038
	Credito Emiliano SpA	13,446	79,722
*	d’Amico International Shipping SA	131,377	37,770
	Danieli & C Officine Meccaniche SpA	5,579	76,630
#	Danieli & C Officine Meccaniche SpA	1,875	38,270
	Datalogic SpA	1,818	13,834
	De’ Longhi SpA	7,541	130,111
	DeA Capital SpA	11,197	11,887
	Digital Bros SpA	371	8,743
Ω	doValue SpA	7,910	45,558
	Elica SpA	3,365	8,940
	Emak SpA	17,016	18,177

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
Ω	Enav SpA	15,823	$61,188
	ERG SpA	3,462	108,592
	Esprinet SpA	5,827	38,816
*	Eurotech SpA	5,018	15,518
	Fila SpA	1,845	12,578
#*	Fincantieri SpA	58,307	29,644
*	FNM SpA	21,790	9,906
*	Garofalo Health Care SpA	3,478	13,816
*	Geox SpA	8,460	6,740
	Gruppo MutuiOnline SpA	3,477	76,904
*Ω	GVS SpA	4,859	24,929
	Hera SpA	105,982	252,522
	IMMSI SpA	26,564	10,424
	Interpump Group SpA	7,255	280,881
	Iren SpA	80,607	119,789
	Italgas SpA	64,514	332,392
	Italmobiliare SpA	1,795	45,886
*	Iveco Group NV	2,132	11,521
	IVS Group SA	4,434	16,784
*	Juventus Football Club SpA	42,738	11,668
*	KME Group SpA	17,854	9,851
	Leonardo SpA	52,338	420,488
	LU-VE SpA	589	12,052
#	Maire Tecnimont SpA	20,289	62,953
#*††	Mariella Burani Fashion Group SpA	422	0
	MFE-MediaForEurope NV, Class A	111,125	38,983
#	MFE-MediaForEurope NV, Class A	41,897	20,925
	Openjobmetis SpA agenzia per il lavoro	845	6,526
	Orsero SpA	1,122	16,059
Ω	OVS SpA	36,563	68,258
	Pharmanutra SpA	513	34,379
	Piaggio & C SpA	22,030	56,598
Ω	Piovan SpA	1,011	7,781
Ω	Pirelli & C SpA	44,574	168,136
	Prima Industrie SpA	444	10,830
Ω	RAI Way SpA	10,541	50,496
	Reply SpA	2,687	292,274
	Rizzoli Corriere Della Sera Mediagroup SpA	22,611	15,190
	Sabaf SpA	1,277	23,599
#	SAES Getters SpA	1,257	27,096
	SAES Getters SpA	534	8,081
*	Safilo Group SpA	25,816	36,434
#	Salvatore Ferragamo SpA	6,239	91,707
	Sanlorenzo SpA/Ameglia	423	13,569
*	Saras SpA	96,405	116,515
	Sesa SpA	924	100,066
#	SIT SpA	1,306	7,881
*	Sogefi SpA	8,720	7,102
	SOL SpA	5,639	101,436
	Somec SpA	249	6,349
*	Spaxs SpA	8,205	55,800
	Tamburi Investment Partners SpA	15,032	105,701
Ω	Technogym SpA	17,213	118,339
	Tinexta SpA	2,718	54,718
*	TXT e-solutions SpA	923	11,184
#Ω	Unieuro SpA	2,055	22,179
	Unipol Gruppo SpA	55,252	237,796
	UnipolSai Assicurazioni SpA	12,521	28,232
#	Webuild SpA	21,276	28,952

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Zignago Vetro SpA	3,545	$44,632

TOTAL ITALY			7,772,130

JAPAN — (22.9%)
	&Do Holdings Co. Ltd.	600	3,543
	77 Bank Ltd.	5,500	66,650
	A&D HOLON Holdings Co. Ltd.	3,000	18,464
*	Access Co. Ltd.	5,300	27,970
	Achilles Corp.	1,800	16,602
	Adastria Co. Ltd.	3,140	42,642
	ADEKA Corp.	10,400	155,484
	Ad-sol Nissin Corp.	1,200	12,308
#	Adtec Plasma Technology Co. Ltd.	800	8,330
	Advan Group Co. Ltd.	3,100	18,265
#	Advance Create Co. Ltd.	1,400	9,424
*	Advanced Media, Inc.	1,800	11,820
#	Adventure, Inc.	300	21,956
	Aeon Delight Co. Ltd.	2,600	51,968
	Aeon Fantasy Co. Ltd.	800	15,858
	AEON Financial Service Co. Ltd.	1,400	13,701
#	Aeon Hokkaido Corp.	2,900	22,914
	Aeon Kyushu Co. Ltd.	800	12,202
#	Aeria, Inc.	2,100	6,176
	AFC-HD AMS Life Science Co. Ltd.	1,400	6,805
	Agro-Kanesho Co. Ltd.	900	8,191
	Ahresty Corp.	2,700	6,690
	Ai Holdings Corp.	3,800	56,249
	Aica Kogyo Co. Ltd.	5,500	118,209
	Aichi Corp.	5,600	29,734
	Aichi Financial Group, Inc.	5,796	74,060
	Aichi Steel Corp.	1,500	20,977
	Aichi Tokei Denki Co. Ltd.	900	7,858
	Aida Engineering Ltd.	6,800	39,508
	Aiful Corp.	30,300	82,524
	Ain Holdings, Inc.	3,300	138,633
	Aiphone Co. Ltd.	1,800	24,222
	Airport Facilities Co. Ltd.	3,500	12,588
	Airtech Japan Ltd.	1,000	7,532
#*	Airtrip Corp.	1,800	30,016
	Aisan Industry Co. Ltd.	6,170	29,245
	AIT Corp.	1,200	12,153
	Aizawa Securities Group Co. Ltd.	5,200	22,748
	Ajis Co. Ltd.	800	10,719
	Akatsuki Corp.	3,500	7,465
	Akatsuki, Inc.	1,100	15,980
*	Akebono Brake Industry Co. Ltd.	14,000	16,376
	Akita Bank Ltd.	2,400	25,649
	Albis Co. Ltd.	800	12,393
	Alconix Corp.	2,600	23,916
	Alinco, Inc.	2,200	14,656
	Alleanza Holdings Co. Ltd.	1,400	8,947
*	Allied Architects, Inc.	2,200	15,622
*	Allied Telesis Holdings KK	18,800	11,625
#	Alpen Co. Ltd.	2,000	27,181
	Alpha Corp.	500	3,172
	Alps Alpine Co. Ltd.	22,900	196,724
	Alps Logistics Co. Ltd.	2,000	14,746
	Altech Corp.	2,310	31,166
	Amano Corp.	5,800	99,252

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Amiyaki Tei Co. Ltd.	300	$5,867
	Amuse, Inc.	1,600	19,408
	Amvis Holdings, Inc.	2,800	54,125
	Anest Iwata Corp.	4,200	25,191
#*	AnGes, Inc.	12,200	13,372
	Anicom Holdings, Inc.	8,800	35,160
	Anritsu Corp.	18,000	181,168
	AOI Electronics Co. Ltd.	500	6,472
	AOKI Holdings, Inc.	5,300	25,617
	Aoyama Trading Co. Ltd.	5,900	41,158
	Aoyama Zaisan Networks Co. Ltd.	3,200	19,762
	Aozora Bank Ltd.	1,600	27,523
	Apaman Co. Ltd.	1,800	5,786
	Arakawa Chemical Industries Ltd.	2,600	16,538
	Arata Corp.	1,800	49,699
#	Arcland Service Holdings Co. Ltd.	2,000	29,318
#	ARCLANDS Corp.	3,300	32,730
	Arcs Co. Ltd.	5,300	70,645
	Ardepro Co. Ltd.	1,670	4,697
	Arealink Co. Ltd.	1,000	12,688
	Argo Graphics, Inc.	2,400	62,505
	Arisawa Manufacturing Co. Ltd.	5,100	43,078
	ARTERIA Networks Corp.	2,800	22,609
	Artiza Networks, Inc.	900	6,282
	Artnature, Inc.	1,000	5,183
#*	Aruhi Corp.	4,300	40,397
	As One Corp.	3,200	136,456
	Asahi Co. Ltd.	1,600	13,909
	Asahi Diamond Industrial Co. Ltd.	9,000	44,955
	Asahi Holdings, Inc.	9,100	116,055
	Asahi Kogyosha Co. Ltd.	1,200	16,533
	Asahi Net, Inc.	1,700	6,916
	Asahi Printing Co. Ltd.	1,100	6,186
	ASAHI YUKIZAI Corp.	2,300	36,930
	Asanuma Corp.	2,700	49,673
	Ascentech KK	700	2,364
	Asia Pile Holdings Corp.	4,100	13,907
	ASKA Pharmaceutical Holdings Co. Ltd.	3,300	25,975
	ASKUL Corp.	4,900	51,174
	Asteria Corp.	1,600	8,768
	Asti Corp.	400	5,504
*	Atrae, Inc.	1,800	18,554
*	Atsugi Co. Ltd.	4,000	9,946
	Aucnet, Inc.	900	13,528
	Autobacs Seven Co. Ltd.	8,900	84,653
	Aval Data Corp.	1,100	18,153
	Avant Group Corp.	2,800	27,774
#	Avantia Co. Ltd.	1,300	6,800
	Avex, Inc.	4,000	44,838
	Awa Bank Ltd.	5,300	66,625
	Axial Retailing, Inc.	2,200	50,099
#	AZ-COM MARUWA Holdings, Inc.	4,100	38,957
	Bando Chemical Industries Ltd.	5,100	36,241
	Bank of Iwate Ltd.	2,000	24,131
	Bank of Nagoya Ltd.	1,900	38,921
	Bank of Saga Ltd.	2,500	26,093
	Bank of the Ryukyus Ltd.	3,600	18,835
#	Bank of Toyama Ltd.	600	6,651
	Baroque Japan Ltd.	1,700	9,016

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Base Co. Ltd.	600	$17,225
	Beauty Garage, Inc.	400	7,229
*	Beenos, Inc.	1,000	18,174
	Belc Co. Ltd.	1,400	53,554
	Bell System24 Holdings, Inc.	3,100	28,796
	Belluna Co. Ltd.	6,900	33,253
	Benesse Holdings, Inc.	8,600	126,871
#*	Bengo4.com, Inc.	900	19,178
#	Bic Camera, Inc.	11,200	87,076
	BML, Inc.	2,400	54,253
	Bookoff Group Holdings Ltd.	1,000	7,667
	Bourbon Corp.	1,100	15,553
	BP Castrol KK.	1,300	8,401
#	Br Holdings Corp.	4,900	11,430
*	BrainPad, Inc.	1,500	9,118
	Broadleaf Co. Ltd.	6,900	25,278
	Broccoli Co. Ltd.	1,000	7,632
	Bull-Dog Sauce Co. Ltd.	400	4,515
	Bunka Shutter Co. Ltd.	6,984	50,216
	Business Brain Showa-Ota, Inc.	1,000	10,094
	Business Engineering Corp.	800	11,169
	BuySell Technologies Co. Ltd.	500	20,865
	C Uyemura & Co. Ltd.	1,600	73,179
	CAC Holdings Corp.	1,700	17,190
	Canon Electronics, Inc.	2,600	27,453
	Careerlink Co. Ltd.	600	9,756
	Carenet, Inc.	2,000	18,328
	Carlit Holdings Co. Ltd.	2,600	12,014
	Carta Holdings, Inc.	1,100	12,603
	Cawachi Ltd.	2,700	37,368
#*	CellSource Co. Ltd.	600	17,697
	Celsys, Inc.	5,600	29,605
	Central Automotive Products Ltd.	1,600	24,138
	Central Glass Co. Ltd.	3,400	80,283
#	Central Security Patrols Co. Ltd.	1,400	24,133
	Central Sports Co. Ltd.	900	14,499
#	Ceres, Inc.	600	3,374
	Change, Inc.	4,200	56,103
	Charm Care Corp. KK	1,800	12,707
	Chiba Kogyo Bank Ltd.	7,400	14,326
	Chilled & Frozen Logistics Holdings Co. Ltd.	1,800	14,598
	Chino Corp.	900	10,372
	Chiyoda Co. Ltd.	4,400	21,705
*	Chiyoda Corp.	22,200	54,992
	Chiyoda Integre Co. Ltd.	1,900	29,269
	Chofu Seisakusho Co. Ltd.	3,306	45,148
	Chori Co. Ltd.	1,400	18,344
	Chubu Shiryo Co. Ltd.	3,200	21,793
	Chudenko Corp.	3,900	53,830
	Chuetsu Pulp & Paper Co. Ltd.	1,400	8,707
	Chugai Ro Co. Ltd.	700	7,362
	Chugin Financial Group, Inc.	19,000	114,532
	Chugoku Electric Power Co., Inc.	19,200	90,078
	Chugoku Marine Paints Ltd.	6,600	40,532
	Chuo Spring Co. Ltd.	2,000	9,299
	Chuo Warehouse Co. Ltd.	1,000	6,194
	CI Takiron Corp.	6,400	22,113
	Citizen Watch Co. Ltd.	28,200	118,432
	CKD Corp.	5,600	68,680

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	CK-San-Etsu Co. Ltd.	400	$11,030
	Cleanup Corp.	3,800	15,535
	CMIC Holdings Co. Ltd.	1,500	16,943
	CMK Corp.	9,700	34,914
*	COLOPL, Inc.	8,600	40,507
#	Colowide Co. Ltd.	8,400	103,077
	Computer Engineering & Consulting Ltd.	1,100	11,532
	Computer Institute of Japan Ltd.	2,280	12,569
	Comture Corp.	2,900	47,183
	CONEXIO Corp.	2,400	18,369
*	COOKPAD, Inc.	1,000	1,390
	Core Corp.	800	7,951
	Corona Corp.	2,600	14,753
	Cosel Co. Ltd.	2,500	14,324
	Cosmo Energy Holdings Co. Ltd.	1,000	25,759
	Cota Co. Ltd.	2,771	29,881
#	CRE, Inc.	2,600	23,784
	Create Restaurants Holdings, Inc.	11,400	71,961
	Create SD Holdings Co. Ltd.	3,100	66,040
	Credit Saison Co. Ltd.	5,200	55,579
	Creek & River Co. Ltd.	1,700	23,342
	Cresco Ltd.	1,800	20,949
*	CROOZ, Inc.	600	4,096
	Cross Cat Co. Ltd.	1,200	11,639
#*	CrowdWorks, Inc.	1,400	16,625
	CTI Engineering Co. Ltd.	1,400	27,495
	CTS Co. Ltd.	3,200	17,235
#	Cube System, Inc.	1,200	8,063
	Curves Holdings Co. Ltd.	7,300	42,426
	Cyberlinks Co. Ltd.	1,300	11,531
	Cybozu, Inc.	3,400	43,439
	Dai Nippon Toryo Co. Ltd.	3,400	16,773
	Daicel Corp.	33,500	191,145
	Dai-Dan Co. Ltd.	1,500	21,397
	Daido Kogyo Co. Ltd.	900	4,273
	Daido Metal Co. Ltd.	5,500	18,939
	Daido Steel Co. Ltd.	3,200	82,967
	Daihatsu Diesel Manufacturing Co. Ltd.	2,400	8,752
	Daihen Corp.	2,200	56,731
	Daiho Corp.	2,000	56,716
	Dai-Ichi Cutter Kogyo KK	900	7,332
	Daiichi Jitsugyo Co. Ltd.	1,000	26,260
	Daiichi Kensetsu Corp.	1,100	10,725
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	2,500	21,129
	Daiken Corp.	1,400	18,745
	Daiken Medical Co. Ltd.	2,800	8,662
	Daiki Aluminium Industry Co. Ltd.	5,000	43,053
	Daikoku Denki Co. Ltd.	900	8,641
#	Daikokutenbussan Co. Ltd.	800	24,401
	Daikyonishikawa Corp.	4,200	16,935
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,200	37,859
	Daio Paper Corp.	10,400	76,731
	Daiseki Co. Ltd.	4,776	147,576
	Daishi Hokuetsu Financial Group, Inc.	4,500	79,475
	Daishinku Corp.	3,200	19,944
	Daisue Construction Co. Ltd.	500	3,890
	Daito Bank Ltd.	1,000	4,099
	Daito Pharmaceutical Co. Ltd.	1,450	24,940
	Daitron Co. Ltd.	1,600	22,857

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daiwa Industries Ltd.	4,300	$36,058
	Daiwabo Holdings Co. Ltd.	10,500	135,485
	DCM Holdings Co. Ltd.	14,700	114,538
	Dear Life Co. Ltd.	5,600	23,465
	DeNA Co. Ltd.	9,400	122,599
#	Densan System Holdings Co. Ltd.	1,300	20,559
	Denyo Co. Ltd.	2,000	19,602
	Dexerials Corp.	7,600	177,010
	Diamond Electric Holdings Co. Ltd.	600	4,655
	DIC Corp.	9,200	154,471
	Digital Arts, Inc.	1,600	67,238
	Digital Garage, Inc.	3,800	90,990
	Digital Hearts Holdings Co. Ltd.	1,200	16,450
	Digital Holdings, Inc.	1,900	14,669
	Digital Information Technologies Corp.	800	9,409
	Dip Corp.	3,400	95,189
	Direct Marketing MiX, Inc.	1,800	20,339
	DKK Co. Ltd.	1,600	25,789
	DKS Co. Ltd.	1,200	14,967
	DMG Mori Co. Ltd.	15,100	174,747
	Doshisha Co. Ltd.	2,900	29,477
	Double Standard, Inc.	600	10,577
	Doutor Nichires Holdings Co. Ltd.	4,112	45,874
#	Drecom Co. Ltd.	2,400	12,358
	DTS Corp.	4,800	114,118
	Duskin Co. Ltd.	5,100	97,795
	DyDo Group Holdings, Inc.	1,400	42,720
	Eagle Industry Co. Ltd.	4,100	30,409
	Earth Corp.	1,900	65,766
	EAT & Holdings Co. Ltd.	1,200	17,285
	Ebara Foods Industry, Inc.	800	17,341
	Ebara Jitsugyo Co. Ltd.	1,800	26,343
	Ebase Co. Ltd.	3,100	11,465
#	Eco’s Co. Ltd.	800	9,791
	EDION Corp.	9,300	73,816
	EF-ON, Inc.	2,280	9,817
	eGuarantee, Inc.	4,200	67,835
*	E-Guardian, Inc.	1,100	22,476
	Ehime Bank Ltd.	4,800	27,614
	Eidai Co. Ltd.	3,000	4,356
	Eiken Chemical Co. Ltd.	4,100	50,641
	Eizo Corp.	2,000	48,653
	EJ Holdings, Inc.	1,200	10,500
	Elan Corp.	3,700	28,416
	Elecom Co. Ltd.	5,400	50,025
	Elematec Corp.	2,800	29,186
	EM Systems Co. Ltd.	4,700	31,093
	en Japan, Inc.	2,800	48,639
	Endo Lighting Corp.	1,700	8,599
	Enigmo, Inc.	2,600	9,595
	Enplas Corp.	1,000	27,323
#	Envipro Holdings, Inc.	1,400	7,052
	eRex Co. Ltd.	2,800	47,386
	ES-Con Japan Ltd.	4,600	25,069
	Escrow Agent Japan, Inc.	3,500	3,430
	Eslead Corp.	1,000	12,640
	ESPEC Corp.	2,400	30,777
	Exedy Corp.	4,200	49,238
	EXEO Group, Inc.	9,600	140,655

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ezaki Glico Co. Ltd.	5,900	$132,738
	F&M Co. Ltd.	1,000	14,686
	FALCO HOLDINGS Co. Ltd.	1,400	16,649
	FCC Co. Ltd.	4,400	42,781
*	FDK Corp.	1,100	6,655
	Feed One Co. Ltd.	3,920	17,703
	Ferrotec Holdings Corp.	5,400	91,504
	Fibergate, Inc.	1,100	6,752
	FIDEA Holdings Co. Ltd.	3,050	26,553
	Financial Products Group Co. Ltd.	5,900	46,107
	FINDEX, Inc.	1,700	7,054
	First Bank of Toyama Ltd.	4,700	12,998
#	First Juken Co. Ltd.	900	6,297
	Fixstars Corp.	3,000	22,670
	FJ Next Holdings Co. Ltd.	3,100	20,684
#	Focus Systems Corp.	1,700	11,540
	Food & Life Cos. Ltd.	9,000	151,389
	Forum Engineering, Inc.	1,200	7,422
	Foster Electric Co. Ltd.	3,400	17,768
	FP Corp.	4,900	116,573
	France Bed Holdings Co. Ltd.	3,800	23,759
*	FreakOut Holdings, Inc.	800	7,208
	Freebit Co. Ltd.	2,000	14,796
	Freund Corp.	1,700	8,019
#	F-Tech, Inc.	1,600	5,592
	FTGroup Co. Ltd.	1,100	6,244
	Fudo Tetra Corp.	1,930	19,167
#	Fuji Co. Ltd.	3,300	40,812
	Fuji Corp.	9,100	120,158
	Fuji Corp.	1,600	13,640
	Fuji Corp. Ltd.	5,200	21,746
	Fuji Kosan Co. Ltd.	1,000	7,798
	Fuji Kyuko Co. Ltd.	2,300	71,121
	Fuji Media Holdings, Inc.	5,900	41,035
	Fuji Oil Co. Ltd.	8,300	16,926
	Fuji Oil Holdings, Inc.	5,500	86,590
	Fuji Pharma Co. Ltd.	2,000	14,401
	Fuji Seal International, Inc.	5,100	59,746
	Fuji Soft, Inc.	1,600	87,044
	Fujibo Holdings, Inc.	1,500	33,965
	Fujicco Co. Ltd.	2,800	35,806
	Fujikura Composites, Inc.	4,200	22,839
	Fujikura Kasei Co. Ltd.	4,200	11,032
	Fujikura Ltd.	29,700	175,853
	Fujimi, Inc.	1,700	70,977
	Fujimori Kogyo Co. Ltd.	1,400	29,244
	Fujitsu General Ltd.	3,700	84,441
	Fujiya Co. Ltd.	1,700	29,198
	FuKoKu Co. Ltd.	1,200	8,335
	Fukuda Corp.	1,000	32,592
	Fukuda Denshi Co. Ltd.	1,400	73,085
	Fukui Bank Ltd.	2,700	24,682
	Fukui Computer Holdings, Inc.	1,300	30,351
	Fukushima Galilei Co. Ltd.	1,600	44,001
	Fukuyama Transporting Co. Ltd.	2,100	45,819
	FULLCAST Holdings Co. Ltd.	2,600	52,005
	Fumakilla Ltd.	1,500	10,784
	Funai Soken Holdings, Inc.	3,660	65,241
	Furukawa Battery Co. Ltd.	2,400	16,949

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Furukawa Co. Ltd.	4,100	$35,950
	Furukawa Electric Co. Ltd.	8,000	123,423
	Furuno Electric Co. Ltd.	3,500	25,241
#	Furuya Metal Co. Ltd.	700	37,548
	Furyu Corp.	1,400	10,998
	Fuso Chemical Co. Ltd.	2,600	58,728
#	Fuso Pharmaceutical Industries Ltd.	1,100	15,250
	Futaba Corp.	5,300	21,446
	Futaba Industrial Co. Ltd.	8,700	21,837
	Future Corp.	5,800	65,090
	Fuyo General Lease Co. Ltd.	1,700	94,480
	G-7 Holdings, Inc.	5,100	48,830
	Gakken Holdings Co. Ltd.	4,500	29,673
	Gakkyusha Co. Ltd.	1,000	11,103
	Gecoss Corp.	2,000	10,730
	Genki Sushi Co. Ltd.	800	16,669
	Genky DrugStores Co. Ltd.	1,000	25,458
	Geo Holdings Corp.	3,800	49,718
	Gift Holdings, Inc.	600	13,955
	GL Sciences, Inc.	1,300	19,308
	GLOBERIDE, Inc.	2,800	43,764
	Glory Ltd.	5,600	86,344
#	GMO Financial Gate, Inc.	100	9,332
	GMO Financial Holdings, Inc.	4,400	16,900
	GMO GlobalSign Holdings KK	400	12,434
	GMO internet group, Inc.	600	10,345
#	Godo Steel Ltd.	1,600	18,380
	Goldcrest Co. Ltd.	2,590	30,398
	Golf Digest Online, Inc.	1,000	9,777
#	Good Com Asset Co. Ltd.	1,800	8,474
	gremz, Inc.	600	6,939
	GS Yuasa Corp.	7,000	106,569
	G-Tekt Corp.	3,300	29,498
	Gun-Ei Chemical Industry Co. Ltd.	700	11,304
	GungHo Online Entertainment, Inc.	5,900	87,209
	Gunma Bank Ltd.	37,000	100,916
	Gunze Ltd.	2,200	56,511
	H.U. Group Holdings, Inc.	6,900	128,442
	H2O Retailing Corp.	11,700	98,460
#	HABA Laboratories, Inc.	400	6,634
	Hachijuni Bank Ltd.	37,600	119,912
#	Hagihara Industries, Inc.	1,400	9,603
	Hagiwara Electric Holdings Co. Ltd.	1,000	15,178
	Hagoromo Foods Corp.	600	12,301
	Hakudo Co. Ltd.	800	13,240
	Hakuto Co. Ltd.	1,600	41,217
	Halows Co. Ltd.	1,600	32,138
	Hamakyorex Co. Ltd.	2,200	49,142
	Handsman Co. Ltd.	800	4,549
	Hanwa Co. Ltd.	4,500	108,828
	Happinet Corp.	2,800	38,516
#	Hard Off Corp. Co. Ltd.	2,400	20,450
	Harima Chemicals Group, Inc.	2,500	13,882
#	Hashimoto Sogyo Holdings Co. Ltd.	1,400	9,263
	Hazama Ando Corp.	19,410	112,493
	Heiwa Corp.	5,800	93,572
	Heiwa Real Estate Co. Ltd.	3,200	88,732
	Heiwado Co. Ltd.	2,400	30,371
#*	Hennge KK	1,000	7,055

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hibiya Engineering Ltd.	2,400	$30,717
#	HI-LEX Corp.	3,300	23,468
	Hioki EE Corp.	1,100	52,506
	Hirakawa Hewtech Corp.	1,200	8,746
	Hirano Tecseed Co. Ltd.	1,100	12,952
	Hirata Corp.	1,100	32,179
	Hirogin Holdings, Inc.	30,800	127,064
*	Hiroshima Electric Railway Co. Ltd.	2,000	11,267
	Hiroshima Gas Co. Ltd.	6,100	14,144
	Hisaka Works Ltd.	4,200	23,855
	Hitachi Zosen Corp.	20,400	117,606
	Hito Communications Holdings, Inc.	1,000	11,190
	Hochiki Corp.	1,700	16,293
	Hodogaya Chemical Co. Ltd.	800	15,391
	Hogy Medical Co. Ltd.	1,900	42,140
	Hokkaido Coca-Cola Bottling Co. Ltd.	600	16,724
	Hokkaido Electric Power Co., Inc.	25,500	77,596
	Hokkaido Gas Co. Ltd.	2,400	27,475
	Hokkan Holdings Ltd.	1,200	10,540
	Hokko Chemical Industry Co. Ltd.	3,300	21,012
	Hokkoku Financial Holdings, Inc.	2,900	88,549
#	Hokuetsu Corp.	12,800	66,399
	Hokuetsu Industries Co. Ltd.	2,800	21,072
	Hokuhoku Financial Group, Inc.	16,600	99,729
	Hokuriku Electric Industry Co. Ltd.	400	2,830
	Hokuriku Electric Power Co.	24,000	80,356
	Hokuriku Electrical Construction Co. Ltd.	1,800	8,208
	Hokuto Corp.	2,800	36,141
	H-One Co. Ltd.	4,000	16,145
	Honeys Holdings Co. Ltd.	2,670	21,657
	Hoosiers Holdings Co. Ltd.	5,300	27,874
	Horiba Ltd.	3,200	131,288
	Hosiden Corp.	5,300	55,904
	Hosokawa Micron Corp.	2,000	36,290
	Hotland Co. Ltd.	1,300	12,264
*	Hotto Link, Inc.	2,300	6,025
	Howa Machinery Ltd.	2,200	12,722
	HPC Systems, Inc.	300	4,103
	HS Holdings Co. Ltd.	3,300	23,755
	Hyakugo Bank Ltd.	26,900	59,545
	Hyakujushi Bank Ltd.	3,400	38,118
	IBJ, Inc.	1,100	7,049
	Ichigo, Inc.	6,400	14,404
	Ichiken Co. Ltd.	700	8,452
	Ichikoh Industries Ltd.	8,700	24,839
	Ichimasa Kamaboko Co. Ltd.	1,100	5,442
	Ichinen Holdings Co. Ltd.	3,100	26,544
	Ichiyoshi Securities Co. Ltd.	7,100	28,755
#	Icom, Inc.	1,500	25,217
	ID Holdings Corp.	1,950	11,884
	IDEA Consultants, Inc.	500	5,019
	Idec Corp.	4,000	85,675
	IDOM, Inc.	8,500	42,552
	Ihara Science Corp.	1,200	18,129
	Iino Kaiun Kaisha Ltd.	10,400	51,758
	IJTT Co. Ltd.	2,100	7,144
	I’ll, Inc.	900	11,199
	Imagica Group, Inc.	2,700	16,060
	Imasen Electric Industrial	901	3,338

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Impact HD, Inc.	400	$10,728
	Imuraya Group Co. Ltd.	1,100	16,185
	Inaba Denki Sangyo Co. Ltd.	5,800	108,267
	Inaba Seisakusho Co. Ltd.	1,700	15,700
	Inabata & Co. Ltd.	4,500	74,346
#	Inageya Co. Ltd.	3,000	22,719
*	I-NE Co. Ltd.	400	11,588
	Ines Corp.	3,000	30,520
	I-Net Corp.	1,600	14,375
	Infocom Corp.	2,600	37,319
	Infomart Corp.	21,500	69,553
	Information Services International-Dentsu Ltd.	1,000	30,585
	INFRONEER Holdings, Inc.	24,644	170,840
	Innotech Corp.	2,400	20,252
	Insource Co. Ltd.	2,500	50,481
	Intage Holdings, Inc.	3,800	41,809
	Inter Action Corp.	1,600	15,303
	Inui Global Logistics Co. Ltd.	1,200	15,313
	I-PEX, Inc.	1,400	12,042
	IPS, Inc.	400	8,107
	IR Japan Holdings Ltd.	1,000	14,621
	Iriso Electronics Co. Ltd.	3,200	92,710
	I’rom Group Co. Ltd.	900	15,618
	ISB Corp.	2,200	19,340
	Iseki & Co. Ltd.	2,500	20,655
	Ishihara Chemical Co. Ltd.	1,400	11,687
	Ishihara Sangyo Kaisha Ltd.	4,400	30,304
#*	Istyle, Inc.	11,800	38,836
	Itfor, Inc.	3,600	18,553
	ITmedia, Inc.	1,700	19,655
	Itochu Enex Co. Ltd.	6,800	46,795
	Itochu-Shokuhin Co. Ltd.	900	29,527
	Itoham Yonekyu Holdings, Inc.	17,000	76,021
	Itoki Corp.	4,500	12,839
	IwaiCosmo Holdings, Inc.	2,900	24,555
	Iwaki Co. Ltd.	1,300	12,343
	Iwasaki Electric Co. Ltd.	400	7,028
	Iwatsu Electric Co. Ltd.	300	1,516
	Iwatsuka Confectionery Co. Ltd.	500	13,513
	Iyogin Holdings, Inc.	31,100	145,915
	Izumi Co. Ltd.	3,200	64,554
	J Front Retailing Co. Ltd.	2,100	16,974
	J Trust Co. Ltd.	8,300	36,448
	JAC Recruitment Co. Ltd.	2,400	40,833
	Jaccs Co. Ltd.	2,800	67,898
	JAFCO Group Co. Ltd.	10,500	161,105
	JANOME Corp.	2,299	9,793
	Japan Aviation Electronics Industry Ltd.	5,700	88,714
	Japan Best Rescue System Co. Ltd.	1,200	6,439
	Japan Cash Machine Co. Ltd.	3,300	15,417
*	Japan Communications, Inc.	19,200	28,883
	Japan Electronic Materials Corp.	1,700	16,491
	Japan Elevator Service Holdings Co. Ltd.	5,900	69,593
#	Japan Foundation Engineering Co. Ltd.	2,900	8,148
	Japan Investment Adviser Co. Ltd.	1,100	10,305
	Japan Lifeline Co. Ltd.	8,700	58,667
	Japan Material Co. Ltd.	7,300	96,109
	Japan Medical Dynamic Marketing, Inc.	3,570	28,405
	Japan Petroleum Exploration Co. Ltd.	4,700	122,120

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan Property Management Center Co. Ltd.	900	$6,147
	Japan Pulp & Paper Co. Ltd.	1,600	49,369
	Japan Pure Chemical Co. Ltd.	1,000	16,181
	Japan Securities Finance Co. Ltd.	12,200	73,081
	Japan Steel Works Ltd.	3,700	76,399
	Japan System Techniques Co. Ltd.	1,600	16,161
	Japan Transcity Corp.	5,400	17,968
	Japan Wool Textile Co. Ltd.	5,200	34,860
	Jastec Co. Ltd.	1,200	10,378
	JBCC Holdings, Inc.	2,000	26,074
	JCR Pharmaceuticals Co. Ltd.	2,000	29,725
	JCU Corp.	2,500	47,278
	JDC Corp.	4,100	15,817
	Jeol Ltd.	900	32,934
	JFE Systems, Inc.	1,100	16,516
#*	JIG-SAW, Inc.	800	23,633
	Jimoto Holdings, Inc.	2,110	5,842
	JINS Holdings, Inc.	1,700	51,122
	JINUSHI Co. Ltd.	1,600	22,048
	JK Holdings Co. Ltd.	2,500	18,309
	J-Lease Co. Ltd.	1,200	21,033
	JM Holdings Co. Ltd.	1,100	12,536
	JMS Co. Ltd.	2,200	7,810
#*	Joban Kosan Co. Ltd.	1,100	8,616
	J-Oil Mills, Inc.	2,600	27,656
	Joshin Denki Co. Ltd.	3,400	43,765
	Joyful Honda Co. Ltd.	5,800	70,698
	JP-Holdings, Inc.	6,800	13,655
	JSB Co. Ltd.	600	15,539
	JSP Corp.	1,900	18,571
	Juki Corp.	3,700	18,159
	Juroku Financial Group, Inc.	4,100	68,888
	Justsystems Corp.	4,000	84,130
	JVCKenwood Corp.	23,070	33,493
	K&O Energy Group, Inc.	2,300	32,047
	Kadoya Sesame Mills, Inc.	400	9,400
	Kaga Electronics Co. Ltd.	2,700	80,019
	Kagome Co. Ltd.	900	17,988
	Kaken Pharmaceutical Co. Ltd.	3,700	94,702
	Kakiyasu Honten Co. Ltd.	1,100	16,438
	Kamakura Shinsho Ltd.	2,200	11,841
	Kameda Seika Co. Ltd.	1,800	55,620
	Kamei Corp.	3,600	26,793
	Kanaden Corp.	3,200	23,114
	Kanagawa Chuo Kotsu Co. Ltd.	800	17,855
	Kanamic Network Co. Ltd.	1,800	7,509
#	Kanamoto Co. Ltd.	4,200	60,631
	Kandenko Co. Ltd.	13,600	76,445
	Kaneka Corp.	5,900	146,304
	Kaneko Seeds Co. Ltd.	1,800	17,661
	Kanematsu Corp.	9,205	91,077
	Kanematsu Electronics Ltd.	1,500	44,561
	Kanemi Co. Ltd.	500	9,298
	Kanto Denka Kogyo Co. Ltd.	6,400	40,825
*	Kaonavi, Inc.	900	15,457
#*	Kasai Kogyo Co. Ltd.	3,100	3,999
	Kasumigaseki Capital Co. Ltd.	900	27,705
	Katakura Industries Co. Ltd.	2,700	36,942
	Katitas Co. Ltd.	4,700	105,175

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kato Sangyo Co. Ltd.	2,900	$67,780
	Kato Works Co. Ltd.	1,600	7,659
	Kawada Technologies, Inc.	600	14,613
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,300	23,101
	KeePer Technical Laboratory Co. Ltd.	1,600	44,122
	Keihanshin Building Co. Ltd.	4,100	36,412
	KEIWA, Inc.	800	19,480
	Keiyo Bank Ltd.	14,800	51,985
#	Keiyo Co. Ltd.	6,700	40,821
	Kenko Mayonnaise Co. Ltd.	2,000	22,574
	KeyHolder, Inc.	1,600	8,653
	KFC Holdings Japan Ltd.	1,900	35,560
	KH Neochem Co. Ltd.	4,000	68,274
#	Kimura Chemical Plants Co. Ltd.	3,300	16,043
	King Jim Co. Ltd.	3,000	18,435
*	Kintetsu Department Store Co. Ltd.	600	10,145
	Kissei Pharmaceutical Co. Ltd.	3,700	65,358
	Ki-Star Real Estate Co. Ltd.	1,100	34,105
	Kitagawa Corp.	1,600	13,529
	Kita-Nippon Bank Ltd.	1,000	12,648
	Kitano Construction Corp.	700	11,340
	Kitanotatsujin Corp.	7,800	15,121
	Kitz Corp.	7,900	46,834
	Kiyo Bank Ltd.	7,900	76,077
	Koa Corp.	4,600	66,251
	Koatsu Gas Kogyo Co. Ltd.	3,600	15,251
*	Kobe Electric Railway Co. Ltd.	899	19,597
	Kobe Steel Ltd.	37,240	152,717
	Kohnan Shoji Co. Ltd.	2,300	48,158
	Kohsoku Corp.	1,300	13,826
	Koike Sanso Kogyo Co. Ltd.	400	5,378
	Kojima Co. Ltd.	5,300	21,943
	Kokuyo Co. Ltd.	12,400	153,803
	Komatsu Matere Co. Ltd.	4,200	23,006
	Komatsu Wall Industry Co. Ltd.	1,200	14,744
	KOMEDA Holdings Co. Ltd.	5,800	96,868
	Komehyo Holdings Co. Ltd.	800	17,597
	Komeri Co. Ltd.	4,700	81,996
	Komori Corp.	7,500	40,826
#	Konaka Co. Ltd.	1,760	3,945
	Kondotec, Inc.	2,900	19,677
	Konica Minolta, Inc.	60,200	183,427
	Konishi Co. Ltd.	4,000	46,726
	Konoike Transport Co. Ltd.	2,900	30,519
	Konoshima Chemical Co. Ltd.	800	6,271
	Kosaido Holdings Co. Ltd.	3,300	33,681
	Kotobuki Spirits Co. Ltd.	700	35,885
	Kozo Keikaku Engineering, Inc.	500	9,552
	KPP Group Holdings Co. Ltd.	3,900	21,291
	Krosaki Harima Corp.	800	24,843
	KRS Corp.	2,000	14,147
	K’s Holdings Corp.	10,900	85,417
	KU Holdings Co. Ltd.	2,400	19,126
	Kumagai Gumi Co. Ltd.	4,400	74,383
	Kumiai Chemical Industry Co. Ltd.	8,267	54,332
	Kurabo Industries Ltd.	1,800	25,190
	Kureha Corp.	2,000	128,419
	Kurimoto Ltd.	2,000	21,840
	Kuriyama Holdings Corp.	1,000	6,440

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kusuri no Aoki Holdings Co. Ltd.	1,900	$91,585
	KYB Corp.	2,000	43,752
	Kyoden Co. Ltd.	1,800	6,607
	Kyodo Printing Co. Ltd.	900	15,270
	Kyoei Steel Ltd.	2,900	25,607
	Kyokuto Boeki Kaisha Ltd.	1,600	13,867
	Kyokuto Kaihatsu Kogyo Co. Ltd.	3,800	35,311
	Kyokuto Securities Co. Ltd.	2,600	10,908
	Kyokuyo Co. Ltd.	1,100	26,724
	KYORIN Holdings, Inc.	4,500	55,683
	Kyoritsu Maintenance Co. Ltd.	3,400	140,066
	Kyosan Electric Manufacturing Co. Ltd.	5,000	13,473
#	Kyowa Electronic Instruments Co. Ltd.	5,600	12,494
	Kyowa Leather Cloth Co. Ltd.	900	3,075
	Kyudenko Corp.	5,800	123,020
	Kyushu Financial Group, Inc.	38,700	97,858
	LA Holdings Co. Ltd.	500	11,196
	LAC Co. Ltd.	2,400	12,633
	Lacto Japan Co. Ltd.	900	12,897
	LEC, Inc.	3,100	18,319
#*	Leopalace21 Corp.	19,200	36,534
	Life Corp.	2,300	34,281
*	LIFULL Co. Ltd.	8,200	9,075
	LIKE, Inc.	1,600	22,525
	Linical Co. Ltd.	1,600	7,960
#	Link & Motivation, Inc.	3,900	23,544
	Lintec Corp.	3,700	55,513
	LITALICO, Inc.	2,500	52,832
	Loadstar Capital KK	1,600	17,268
*	Locondo, Inc.	300	2,509
*	M&A Capital Partners Co. Ltd.	1,500	38,167
	Mabuchi Motor Co. Ltd.	6,400	173,660
	Macnica Holdings, Inc.	6,399	127,987
	Macromill, Inc.	5,600	41,740
	Maeda Kosen Co. Ltd.	1,900	38,591
	Maezawa Kasei Industries Co. Ltd.	2,100	18,874
	Maezawa Kyuso Industries Co. Ltd.	2,400	14,792
	Makino Milling Machine Co. Ltd.	3,200	98,875
#	Management Solutions Co. Ltd.	1,100	21,683
	Mandom Corp.	3,500	35,409
	Mani, Inc.	9,900	144,219
	MarkLines Co. Ltd.	1,500	25,806
	Mars Group Holdings Corp.	1,800	22,064
	Marubun Corp.	1,900	11,000
	Marudai Food Co. Ltd.	2,600	24,513
	Maruha Nichiro Corp.	4,653	71,741
	Maruichi Steel Tube Ltd.	7,000	132,130
#	Marumae Co. Ltd.	1,200	14,364
#	Marusan Securities Co. Ltd.	11,600	32,358
	Maruwa Co. Ltd.	1,000	117,492
	Maruzen CHI Holdings Co. Ltd.	400	863
	Maruzen Co. Ltd.	1,400	16,836
	Maruzen Showa Unyu Co. Ltd.	1,600	32,653
	Marvelous, Inc.	3,300	14,972
#	Matching Service Japan Co. Ltd.	600	3,283
	Matsuda Sangyo Co. Ltd.	2,125	31,701
	Matsui Construction Co. Ltd.	3,400	12,887
	Matsui Securities Co. Ltd.	12,600	67,100
	Matsuoka Corp.	700	4,300

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Max Co. Ltd.	4,000	$57,007
	Maxell Ltd.	6,500	53,924
	Maxvalu Tokai Co. Ltd.	1,200	22,626
	MCJ Co. Ltd.	7,400	46,734
	Mebuki Financial Group, Inc.	17,600	34,226
	MEC Co. Ltd.	2,100	33,566
	Media Do Co. Ltd.	900	12,823
	Medical Data Vision Co. Ltd.	3,300	24,545
	Medical System Network Co. Ltd.	2,400	6,494
	Medikit Co. Ltd.	800	13,010
#*	MedPeer, Inc.	1,500	15,416
	Megachips Corp.	2,100	35,946
	Megmilk Snow Brand Co. Ltd.	6,200	67,520
	Meidensha Corp.	5,800	77,165
	Meiji Electric Industries Co. Ltd.	1,400	9,812
#	Meiji Shipping Co. Ltd.	1,700	8,793
	Meiko Electronics Co. Ltd.	3,400	60,274
	Meisei Industrial Co. Ltd.	5,000	23,710
	Meitec Corp.	9,700	163,385
#	Meito Sangyo Co. Ltd.	1,200	12,861
#*	Meiwa Corp.	4,100	20,147
	Melco Holdings, Inc.	900	18,907
#	Members Co. Ltd.	1,500	27,517
	Menicon Co. Ltd.	6,600	112,688
*	MetaReal Corp.	700	4,992
	METAWATER Co. Ltd.	2,600	33,273
	Micronics Japan Co. Ltd.	3,600	33,281
	Midac Holdings Co. Ltd.	1,100	27,334
	Mie Kotsu Group Holdings, Inc.	5,900	20,408
#	Mikuni Corp.	2,700	5,729
	Milbon Co. Ltd.	3,200	131,948
	MIMAKI ENGINEERING Co. Ltd.	1,900	9,385
	Mimasu Semiconductor Industry Co. Ltd.	2,319	35,862
	Ministop Co. Ltd.	1,800	17,097
#	Minkabu The Infonoid, Inc.	1,200	17,116
	Mirai Industry Co. Ltd.	700	7,096
	Miraial Co. Ltd.	1,100	11,714
#	Mirainovate Co. Ltd.	4,400	7,140
	Mirait One Corp.	10,200	98,018
	Mirarth Holdings, Inc.	14,600	39,249
	Miroku Jyoho Service Co. Ltd.	2,800	28,108
	Mitani Corp.	4,800	47,755
	Mitani Sangyo Co. Ltd.	3,900	7,871
	Mitani Sekisan Co. Ltd.	1,200	30,851
#	Mito Securities Co. Ltd.	10,500	16,231
	Mitsuba Corp.	5,000	13,200
	Mitsubishi Kakoki Kaisha Ltd.	1,000	14,403
	Mitsubishi Logisnext Co. Ltd.	4,000	20,614
	Mitsubishi Logistics Corp.	1,100	24,138
	Mitsubishi Materials Corp.	9,900	129,398
*	Mitsubishi Paper Mills Ltd.	6,500	11,977
	Mitsubishi Pencil Co. Ltd.	6,000	58,398
	Mitsubishi Research Institute, Inc.	1,100	38,420
	Mitsubishi Shokuhin Co. Ltd.	1,900	38,458
	Mitsubishi Steel Manufacturing Co. Ltd.	2,300	14,114
	Mitsuboshi Belting Ltd.	3,500	74,453
	Mitsui DM Sugar Holdings Co. Ltd.	3,100	39,604
#*	Mitsui E&S Holdings Co. Ltd.	9,400	26,373
#	Mitsui Matsushima Holdings Co. Ltd.	2,000	32,236

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsui Mining & Smelting Co. Ltd.	6,900	$139,363
	Mitsui-Soko Holdings Co. Ltd.	2,900	60,454
	Mitsuuroko Group Holdings Co. Ltd.	4,400	30,290
	Mixi, Inc.	5,600	87,791
	Miyaji Engineering Group, Inc.	900	19,845
	Miyazaki Bank Ltd.	2,000	29,990
	Miyoshi Oil & Fat Co. Ltd.	1,100	7,335
	Mizuho Leasing Co. Ltd.	3,300	71,902
	Mizuho Medy Co. Ltd.	600	12,621
	Mizuno Corp.	2,500	42,800
	Mochida Pharmaceutical Co. Ltd.	2,600	59,872
	Molitec Steel Co. Ltd.	3,900	8,575
	Monex Group, Inc.	23,200	80,592
	Monogatari Corp.	1,700	77,884
#	MORESCO Corp.	1,100	7,605
	Morinaga & Co. Ltd.	3,900	97,547
	Morinaga Milk Industry Co. Ltd.	4,300	121,992
	Moriroku Holdings Co. Ltd.	900	10,238
	Morita Holdings Corp.	3,900	33,447
	Morito Co. Ltd.	2,600	13,138
	Morningstar Japan KK.	6,200	19,339
	Morozoff Ltd.	1,500	37,137
#	Mortgage Service Japan Ltd.	1,200	6,771
	Mory Industries, Inc.	900	16,128
	MrMax Holdings Ltd.	4,600	21,148
	MTG Co. Ltd.	800	6,062
	MTI Ltd.	4,500	15,378
	Mugen Estate Co. Ltd.	1,600	5,055
	m-up Holdings, Inc.	2,600	27,442
	Murakami Corp.	1,000	15,170
	Musashi Seimitsu Industry Co. Ltd.	7,100	81,943
	Musashino Bank Ltd.	4,100	47,347
#	NAC Co. Ltd.	1,100	6,878
	Nachi-Fujikoshi Corp.	1,500	39,295
	Nafco Co. Ltd.	2,100	22,275
	Nagano Bank Ltd.	1,300	10,243
	Nagano Keiki Co. Ltd.	2,100	15,327
	Nagase & Co. Ltd.	10,900	148,505
	Nagatanien Holdings Co. Ltd.	1,600	21,540
	Nagawa Co. Ltd.	800	39,928
	Naigai Trans Line Ltd.	700	9,685
	Nakabayashi Co. Ltd.	3,300	11,762
	Nakamoto Packs Co. Ltd.	700	7,002
	Nakamuraya Co. Ltd.	600	12,589
	Nakanishi, Inc.	8,700	158,741
	Nakano Refrigerators Co. Ltd.	200	7,672
	Nakayama Steel Works Ltd.	3,500	14,978
*	Namura Shipbuilding Co. Ltd.	7,996	29,344
	Nankai Electric Railway Co. Ltd.	4,100	82,940
	Nanto Bank Ltd.	4,000	57,318
	Natori Co. Ltd.	1,400	19,444
	NEC Capital Solutions Ltd.	900	12,910
	NEC Networks & System Integration Corp.	7,200	77,155
	NET One Systems Co. Ltd.	11,400	234,141
	Neturen Co. Ltd.	3,800	17,076
	New Art Holdings Co. Ltd.	1,000	10,157
#	New Japan Chemical Co. Ltd.	6,200	11,345
	Nextage Co. Ltd.	4,100	79,025
*	NexTone, Inc.	500	14,724

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	NF Holdings Corp.	600	$3,821
	NHK Spring Co. Ltd.	23,600	130,746
	Nice Corp.	1,300	11,686
#	Nichia Steel Works Ltd.	4,000	6,055
	Nichias Corp.	6,700	103,368
	Nichiban Co. Ltd.	1,500	17,132
	Nichicon Corp.	5,900	55,542
	Nichiden Corp.	1,800	21,279
	Nichiha Corp.	3,300	62,490
	Nichireki Co. Ltd.	3,400	29,841
	Nichirin Co. Ltd.	1,430	16,211
	Nihon Chouzai Co. Ltd.	1,400	12,432
	Nihon Dempa Kogyo Co. Ltd.	1,000	10,965
	Nihon Dengi Co. Ltd.	600	11,630
	Nihon Denkei Co. Ltd.	1,050	10,061
	Nihon Flush Co. Ltd.	3,200	20,819
#	Nihon House Holdings Co. Ltd.	5,600	15,728
	Nihon Kagaku Sangyo Co. Ltd.	1,900	12,920
	Nihon Kohden Corp.	4,500	100,765
	Nihon Nohyaku Co. Ltd.	6,100	37,673
	Nihon Parkerizing Co. Ltd.	11,000	71,508
	Nihon Plast Co. Ltd.	1,700	4,868
	Nihon Tokushu Toryo Co. Ltd.	1,400	8,015
	Nihon Trim Co. Ltd.	400	6,287
*	Nihon Yamamura Glass Co. Ltd.	800	3,113
	Nikkiso Co. Ltd.	8,100	53,978
	Nikko Co. Ltd.	4,200	17,248
	Nikkon Holdings Co. Ltd.	5,900	92,168
	Nippn Corp.	6,100	64,208
	Nippon Air Conditioning Services Co. Ltd.	4,600	22,497
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,800	19,851
	Nippon Carbide Industries Co., Inc.	1,100	9,477
	Nippon Carbon Co. Ltd.	1,900	53,784
	Nippon Ceramic Co. Ltd.	1,800	31,275
	Nippon Chemical Industrial Co. Ltd.	1,300	16,362
*	Nippon Chemi-Con Corp.	2,900	36,473
	Nippon Coke & Engineering Co. Ltd.	32,300	17,576
	Nippon Concept Corp.	700	8,140
	Nippon Concrete Industries Co. Ltd.	8,400	13,606
#*	Nippon Denkai Ltd.	600	11,512
	Nippon Denko Co. Ltd.	15,100	34,452
	Nippon Densetsu Kogyo Co. Ltd.	4,700	52,584
	Nippon Electric Glass Co. Ltd.	9,600	166,230
	Nippon Fine Chemical Co. Ltd.	1,900	26,653
	Nippon Gas Co. Ltd.	13,700	199,020
	Nippon Hume Corp.	3,300	13,614
	Nippon Kayaku Co. Ltd.	15,900	126,295
#	Nippon Kodoshi Corp.	400	5,653
	Nippon Koei Co. Ltd.	1,700	38,032
	Nippon Light Metal Holdings Co. Ltd.	7,480	72,896
	Nippon Paper Industries Co. Ltd.	11,900	69,278
	Nippon Parking Development Co. Ltd.	23,500	40,794
	Nippon Pillar Packing Co. Ltd.	2,900	47,510
	Nippon Piston Ring Co. Ltd.	700	5,527
	Nippon Rietec Co. Ltd.	1,500	7,576
	Nippon Road Co. Ltd.	300	12,347
	Nippon Seiki Co. Ltd.	5,800	29,481
	Nippon Seisen Co. Ltd.	300	8,401
	Nippon Sharyo Ltd.	1,200	15,981

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Nippon Sheet Glass Co. Ltd.	12,000	$44,755
	Nippon Shokubai Co. Ltd.	2,600	93,264
	Nippon Signal Company Ltd.	7,000	47,447
	Nippon Soda Co. Ltd.	2,800	83,532
	Nippon Steel Trading Corp.	2,048	70,466
	Nippon Suisan Kaisha Ltd.	35,600	126,813
	Nippon Thompson Co. Ltd.	6,500	23,183
#	Nippon Yakin Kogyo Co. Ltd.	1,660	31,557
	Nipro Corp.	17,300	130,412
	Nishikawa Rubber Co. Ltd.	1,900	15,112
#	Nishimatsu Construction Co. Ltd.	5,600	136,343
#	Nishimatsuya Chain Co. Ltd.	5,300	48,587
	Nishimoto Co. Ltd.	700	19,598
	Nishi-Nippon Financial Holdings, Inc.	15,100	77,013
	Nishi-Nippon Railroad Co. Ltd.	6,500	127,489
	Nishio Rent All Co. Ltd.	2,100	42,223
	Nissan Shatai Co. Ltd.	13,100	75,427
	Nissei ASB Machine Co. Ltd.	1,000	24,940
	Nissei Plastic Industrial Co. Ltd.	1,400	9,018
	Nissha Co. Ltd.	4,900	57,690
	Nisshin Group Holdings Co. Ltd.	5,400	15,619
	Nisshin Oillio Group Ltd.	3,600	77,187
	Nisshinbo Holdings, Inc.	16,636	115,317
	Nissin Corp.	2,200	28,468
	Nissin Electric Co. Ltd.	6,100	56,621
	Nissin Sugar Co. Ltd.	2,100	24,007
	Nisso Corp.	2,300	8,718
	Nitta Corp.	2,600	50,450
	Nitta Gelatin, Inc.	2,000	13,032
	Nittetsu Mining Co. Ltd.	1,600	31,832
	Nitto Boseki Co. Ltd.	3,700	54,841
	Nitto Fuji Flour Milling Co. Ltd.	400	11,751
	Nitto Kogyo Corp.	3,700	61,236
	Nitto Kohki Co. Ltd.	1,300	13,778
	Nitto Seiko Co. Ltd.	6,200	21,535
	Nittoc Construction Co. Ltd.	3,500	20,612
	NJS Co. Ltd.	700	9,757
	Noda Corp.	800	6,662
	Noevir Holdings Co. Ltd.	1,900	70,235
	Nohmi Bosai Ltd.	2,800	30,204
	Nojima Corp.	6,500	54,134
	NOK Corp.	11,500	94,072
	Nomura Micro Science Co. Ltd.	700	17,540
	Noritake Co. Ltd.	1,400	38,865
	Noritsu Koki Co. Ltd.	2,700	48,606
	Noritz Corp.	6,000	61,587
	North Pacific Bank Ltd.	32,300	51,307
	NS Tool Co. Ltd.	2,000	15,510
#	NS United Kaiun Kaisha Ltd.	1,500	37,332
	NSD Co. Ltd.	6,360	108,683
	NSW, Inc.	1,200	17,144
	NTN Corp.	51,500	91,676
#*	OAK Capital Corp.	5,200	2,659
#	Obara Group, Inc.	1,600	37,103
	Oenon Holdings, Inc.	5,000	9,512
	Ogaki Kyoritsu Bank Ltd.	5,300	62,568
	Ohara, Inc.	700	5,698
	Ohashi Technica, Inc.	1,700	16,429
	Ohba Co. Ltd.	1,400	6,424

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ohmoto Gumi Co. Ltd.	300	$12,104
	Ohsho Food Service Corp.	1,200	51,166
	Oiles Corp.	2,973	29,874
#*	Oisix ra daichi, Inc.	3,000	33,843
	Oita Bank Ltd.	1,600	19,404
	Okabe Co. Ltd.	4,000	18,911
	Okamoto Industries, Inc.	1,200	29,927
	Okamoto Machine Tool Works Ltd.	700	22,238
	Okamura Corp.	6,700	61,675
#	Okasan Securities Group, Inc.	19,900	47,334
	Oki Electric Industry Co. Ltd.	12,300	60,976
	Okinawa Cellular Telephone Co.	3,000	56,732
	Okinawa Electric Power Co., Inc.	5,625	39,037
	Okinawa Financial Group, Inc.	2,860	39,609
	OKUMA Corp.	2,900	97,077
	Okumura Corp.	3,600	68,075
	Okura Industrial Co. Ltd.	1,400	17,637
	Okuwa Co. Ltd.	3,000	18,549
	Onoken Co. Ltd.	2,900	28,047
	Onward Holdings Co. Ltd.	18,500	38,551
	Optex Group Co. Ltd.	4,500	61,951
*	Optim Corp.	1,200	7,279
	Optorun Co. Ltd.	2,800	39,759
#	Orchestra Holdings, Inc.	700	11,752
	Organo Corp.	3,200	55,211
#	Orient Corp.	7,210	58,400
	Oriental Shiraishi Corp.	18,400	33,146
#	Origin Co. Ltd.	600	5,235
	Oro Co. Ltd.	700	7,883
	Osaka Organic Chemical Industry Ltd.	1,800	24,051
	Osaka Soda Co. Ltd.	2,000	48,608
	Osaka Steel Co. Ltd.	1,500	10,737
	Osaki Electric Co. Ltd.	6,000	21,039
	OSG Corp.	8,900	113,148
	OUG Holdings, Inc.	500	7,862
	Outsourcing, Inc.	14,800	115,294
*	Oxide Corp.	500	20,516
	Oyo Corp.	2,700	40,991
#	Ozu Corp.	600	5,940
	Pacific Industrial Co. Ltd.	6,100	42,965
	Pacific Metals Co. Ltd.	2,400	29,642
	Pack Corp.	1,400	22,137
	PAL GROUP Holdings Co. Ltd.	2,000	28,559
	PALTAC Corp.	1,200	34,087
	Paramount Bed Holdings Co. Ltd.	4,000	71,207
	Parker Corp.	2,400	7,962
	Pasona Group, Inc.	2,300	31,638
	PC Depot Corp.	5,160	9,680
	PCA Corp.	1,700	13,038
	Pegasus Sewing Machine Manufacturing Co. Ltd.	2,600	15,139
	Penta-Ocean Construction Co. Ltd.	37,400	185,998
	People Dreams & Technologies Group Co. Ltd.	900	16,364
*	PeptiDream, Inc.	4,200	45,949
*	PIA Corp.	800	17,879
	Pickles Holdings Co. Ltd.	2,400	16,640
	Pigeon Corp.	14,900	195,176
	Pilot Corp.	3,200	124,414
	Piolax, Inc.	3,900	48,494
	Plenus Co. Ltd.	2,700	47,829

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Pole To Win Holdings, Inc.	3,400	$21,632
#*	Premier Anti-Aging Co. Ltd.	400	6,648
	Premium Group Co. Ltd.	4,800	56,892
#	Premium Water Holdings, Inc.	400	6,569
#	Press Kogyo Co. Ltd.	9,000	25,169
#	Pressance Corp.	2,400	24,620
	Prestige International, Inc.	13,400	64,723
	Prima Meat Packers Ltd.	3,000	39,699
	Procrea Holdings, Inc.	5,204	73,301
	Pronexus, Inc.	2,300	14,818
	Pro-Ship, Inc.	900	9,187
	Proto Corp.	3,000	23,498
	PS Mitsubishi Construction Co. Ltd.	3,600	14,910
	Punch Industry Co. Ltd.	2,600	7,022
	QB Net Holdings Co. Ltd.	1,400	12,367
	Qol Holdings Co. Ltd.	2,600	21,449
	Quick Co. Ltd.	1,500	19,497
#	Raccoon Holdings, Inc.	1,700	14,074
	Raito Kogyo Co. Ltd.	4,700	64,115
	Raiznext Corp.	4,600	38,529
	Rakus Co. Ltd.	10,900	121,060
*	RaQualia Pharma, Inc.	1,500	11,556
#	Rasa Corp.	1,400	9,400
	Rasa Industries Ltd.	800	11,842
#	Raysum Co. Ltd.	1,900	20,565
	Relia, Inc.	4,800	32,211
#*	Remixpoint, Inc.	6,400	20,959
	Renaissance, Inc.	1,600	10,054
	Rengo Co. Ltd.	23,300	129,446
*	RENOVA, Inc.	2,600	57,063
	Resol Holdings Co. Ltd.	400	12,138
	Resorttrust, Inc.	10,200	156,993
	Restar Holdings Corp.	2,800	39,711
	Retail Partners Co. Ltd.	2,000	16,477
	Rheon Automatic Machinery Co. Ltd.	2,000	15,656
	Ricoh Leasing Co. Ltd.	1,900	46,393
	Ride On Express Holdings Co. Ltd.	1,200	8,322
*	Right On Co. Ltd.	1,500	6,156
	Riken Corp.	1,300	19,813
	Riken Keiki Co. Ltd.	2,000	54,991
	Riken Technos Corp.	5,600	19,415
	Riken Vitamin Co. Ltd.	2,200	27,882
	Rion Co. Ltd.	1,400	19,177
	Riso Kyoiku Co. Ltd.	15,100	31,239
	Rix Corp.	700	9,805
#	Rock Field Co. Ltd.	2,100	20,387
	Rokko Butter Co. Ltd.	1,700	16,082
	Roland Corp.	1,500	42,564
	Roland DG Corp.	1,800	38,583
	Rorze Corp.	1,400	70,352
	Round One Corp.	22,400	95,310
	RS Technologies Co. Ltd.	800	39,675
	Ryobi Ltd.	3,200	28,370
	Ryoden Corp.	2,300	25,664
	Ryosan Co. Ltd.	2,400	42,442
	S Foods, Inc.	1,800	32,948
	S&B Foods, Inc.	1,000	24,752
	Sac’s Bar Holdings, Inc.	3,250	15,399
	Sagami Rubber Industries Co. Ltd.	1,000	5,089

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Saibu Gas Holdings Co. Ltd.	2,800	$32,467
	Sakai Chemical Industry Co. Ltd.	2,200	29,070
	Sakai Heavy Industries Ltd.	600	12,056
	Sakai Moving Service Co. Ltd.	1,700	53,735
	Sakata INX Corp.	5,200	37,212
	Sakura Internet, Inc.	1,700	6,049
	Sala Corp.	7,300	38,717
	SAMTY Co. Ltd.	4,200	66,378
	San Holdings, Inc.	2,200	24,548
	San ju San Financial Group, Inc.	2,700	26,417
	San-A Co. Ltd.	1,900	55,416
	San-Ai Obbli Co. Ltd.	7,700	63,600
	Sanei Architecture Planning Co. Ltd.	1,300	13,541
	Sangetsu Corp.	5,600	59,296
	San-In Godo Bank Ltd.	21,200	100,960
	Sanken Electric Co. Ltd.	2,800	95,912
	Sanki Engineering Co. Ltd.	5,000	54,125
	Sanko Gosei Ltd.	2,900	9,089
	Sankyo Co. Ltd.	3,400	112,274
	Sankyo Frontier Co. Ltd.	600	14,077
	Sankyo Seiko Co. Ltd.	4,000	12,679
	Sankyo Tateyama, Inc.	2,800	10,228
	Sankyu, Inc.	6,300	187,845
	Sanoh Industrial Co. Ltd.	3,000	13,682
	Sansei Technologies, Inc.	1,200	6,133
	Sansha Electric Manufacturing Co. Ltd.	800	4,859
	Sanshin Electronics Co. Ltd.	2,000	25,901
	Santec Corp.	600	12,182
	Sanyo Chemical Industries Ltd.	1,600	45,316
	Sanyo Denki Co. Ltd.	1,000	36,604
	Sanyo Electric Railway Co. Ltd.	2,000	30,427
*	Sanyo Shokai Ltd.	2,500	19,754
	Sanyo Special Steel Co. Ltd.	3,000	38,493
	Sanyo Trading Co. Ltd.	2,600	18,139
	Sapporo Holdings Ltd.	7,400	163,220
	Sato Holdings Corp.	3,900	48,111
	Sato Shoji Corp.	2,600	20,160
#	Satori Electric Co. Ltd.	2,600	22,894
	Sawai Group Holdings Co. Ltd.	4,700	135,666
	Saxa Holdings, Inc.	400	3,353
	SB Technology Corp.	1,400	20,367
*	SBI Insurance Group Co. Ltd.	1,200	6,400
	SBS Holdings, Inc.	2,300	44,783
	Scala, Inc.	1,600	7,987
	Scroll Corp.	4,700	21,797
	SEC Carbon Ltd.	200	9,228
	Seed Co. Ltd.	1,500	5,010
	Seika Corp.	1,600	17,596
	Seikagaku Corp.	5,200	31,711
	Seikitokyu Kogyo Co. Ltd.	4,300	23,670
	Seiko Group Corp.	3,300	69,898
	Seiko PMC Corp.	800	2,807
	Seino Holdings Co. Ltd.	14,400	110,647
#	Seiren Co. Ltd.	5,800	90,846
	Sekisui Jushi Corp.	3,700	42,367
	Sekisui Kasei Co. Ltd.	3,500	9,109
	SEMITEC Corp.	200	12,534
	Senko Group Holdings Co. Ltd.	12,400	82,831
#	Senshu Electric Co. Ltd.	2,400	43,482

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Senshu Ikeda Holdings, Inc.	29,200	$41,848
	Senshukai Co. Ltd.	3,000	8,044
	SERAKU Co. Ltd.	1,100	8,891
	Seria Co. Ltd.	5,000	81,683
	Seven Bank Ltd.	3,200	5,772
	Shibaura Electronics Co. Ltd.	1,200	37,672
	Shibaura Machine Co. Ltd.	3,500	67,943
	Shibaura Mechatronics Corp.	400	26,259
	Shibusawa Warehouse Co. Ltd.	1,200	16,521
	Shibuya Corp.	2,000	34,517
#	Shidax Corp.	2,800	10,714
	Shiga Bank Ltd.	4,799	81,240
	Shikibo Ltd.	900	5,093
	Shikoku Bank Ltd.	5,400	31,510
	Shikoku Chemicals Corp.	4,600	40,045
	Shikoku Electric Power Co., Inc.	21,000	101,028
	Shima Seiki Manufacturing Ltd.	3,200	44,646
	Shimizu Bank Ltd.	2,400	23,005
	Shimojima Co. Ltd.	1,200	8,482
	Shin Nippon Air Technologies Co. Ltd.	1,200	15,318
	Shin Nippon Biomedical Laboratories Ltd.	2,000	36,623
	Shinagawa Refractories Co. Ltd.	1,200	31,831
#	Shindengen Electric Manufacturing Co. Ltd.	1,400	34,575
	Shin-Etsu Polymer Co. Ltd.	5,000	41,675
	Shinko Shoji Co. Ltd.	5,200	34,745
	Shinmaywa Industries Ltd.	5,600	38,190
	Shinnihon Corp.	3,400	16,546
#	Shinnihonseiyaku Co. Ltd.	500	5,268
	Shinsho Corp.	1,000	26,858
	Shinwa Co. Ltd.	1,500	20,068
	Shinwa Co. Ltd.	1,700	9,068
	Ship Healthcare Holdings, Inc.	5,600	107,402
	Shizuki Electric Co., Inc.	1,600	5,230
	Shizuoka Gas Co. Ltd.	7,800	57,135
	Shoei Co. Ltd.	2,600	95,884
#	Shoei Foods Corp.	1,400	38,637
#	Shofu, Inc.	1,000	16,945
	Showa Sangyo Co. Ltd.	2,000	33,994
	Sigma Koki Co. Ltd.	700	7,007
	SIGMAXYZ Holdings, Inc.	3,400	27,308
	Siix Corp.	3,600	27,756
*	Silver Life Co. Ltd.	700	7,032
	Sinanen Holdings Co. Ltd.	1,300	35,538
	Sinfonia Technology Co. Ltd.	3,599	32,743
	Sinko Industries Ltd.	2,400	24,990
	Sintokogio Ltd.	5,338	24,648
	SK-Electronics Co. Ltd.	1,300	10,968
	SKY Perfect JSAT Holdings, Inc.	20,600	72,152
#*	Smaregi, Inc.	600	5,753
	SMK Corp.	500	8,898
	SMS Co. Ltd.	6,700	153,704
#	Snow Peak, Inc.	3,200	42,101
	SNT Corp.	3,900	5,660
	Soda Nikka Co. Ltd.	3,100	11,782
	Sodick Co. Ltd.	5,800	30,145
	Soft99 Corp.	2,300	16,907
	Softcreate Holdings Corp.	900	20,465
	Software Service, Inc.	400	22,125
	Soiken Holdings, Inc.	2,200	5,178

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Soken Chemical & Engineering Co. Ltd.	800	$10,239
	Solasto Corp.	6,800	40,944
	Soliton Systems KK	1,500	10,684
	Sotetsu Holdings, Inc.	9,000	136,298
	Sotoh Co. Ltd.	600	3,308
	Space Co. Ltd.	4,280	25,272
#	Sparx Group Co. Ltd.	2,360	23,786
	SPK Corp.	1,000	9,523
	S-Pool, Inc.	8,000	51,086
	Sprix Ltd.	1,600	10,670
	SRA Holdings	1,000	21,573
#*	SRE Holdings Corp.	1,600	40,522
	ST Corp.	2,100	21,169
	St. Marc Holdings Co. Ltd.	1,700	18,552
	Star Mica Holdings Co. Ltd.	1,800	16,965
	Star Micronics Co. Ltd.	5,000	57,275
	Starts Corp., Inc.	4,400	77,719
	Starzen Co. Ltd.	2,000	27,718
	St-Care Holding Corp.	2,600	14,692
	Stella Chemifa Corp.	1,500	26,908
	Step Co. Ltd.	1,500	19,470
	Strike Co. Ltd.	900	27,741
#	Studio Alice Co. Ltd.	1,100	15,359
	Subaru Enterprise Co. Ltd.	200	11,282
	Sugimoto & Co. Ltd.	1,500	19,678
	Sumida Corp.	5,600	37,041
	Suminoe Textile Co. Ltd.	900	10,760
	Sumitomo Bakelite Co. Ltd.	4,300	116,385
	Sumitomo Densetsu Co. Ltd.	2,200	38,703
	Sumitomo Mitsui Construction Co. Ltd.	24,892	73,125
	Sumitomo Osaka Cement Co. Ltd.	3,400	72,389
	Sumitomo Precision Products Co. Ltd.	600	9,986
	Sumitomo Riko Co. Ltd.	5,000	19,716
	Sumitomo Seika Chemicals Co. Ltd.	900	17,965
	Sumitomo Warehouse Co. Ltd.	5,700	77,364
	Sun Frontier Fudousan Co. Ltd.	3,700	28,568
	Suncall Corp.	1,500	6,709
	Sun-Wa Technos Corp.	1,500	15,109
*	SuRaLa Net Co. Ltd.	500	2,798
	Suruga Bank Ltd.	20,500	54,303
	Suzuden Corp.	1,100	17,559
	Suzuki Co. Ltd.	1,400	8,329
	SWCC Showa Holdings Co. Ltd.	4,300	51,655
#*	SymBio Pharmaceuticals Ltd.	4,400	20,553
	System Information Co. Ltd.	1,800	12,011
	System Research Co. Ltd.	600	8,116
	Systena Corp.	34,600	96,980
	Syuppin Co. Ltd.	1,800	18,104
	T Hasegawa Co. Ltd.	3,600	76,579
	T RAD Co. Ltd.	1,100	20,089
	T&K Toka Co. Ltd.	2,300	14,786
	Tachibana Eletech Co. Ltd.	2,500	27,756
	Tachikawa Corp.	2,700	19,200
	Tachi-S Co. Ltd.	4,300	31,885
	Tadano Ltd.	10,300	62,961
	Taihei Dengyo Kaisha Ltd.	2,000	44,146
	Taiheiyo Cement Corp.	13,500	183,453
	Taiho Kogyo Co. Ltd.	1,900	8,831
	Taikisha Ltd.	3,000	70,782

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Taiko Bank Ltd.	1,100	$8,264
	Taisei Lamick Co. Ltd.	800	16,129
	Taiyo Holdings Co. Ltd.	3,600	63,491
	Takachiho Koheki Co. Ltd.	1,000	13,769
	Takamatsu Construction Group Co. Ltd.	2,100	27,384
	Takamiya Co. Ltd.	1,700	4,653
	Takaoka Toko Co. Ltd.	1,200	14,811
	Takara & Co. Ltd.	1,500	21,782
	Takara Bio, Inc.	5,600	65,518
	Takara Holdings, Inc.	14,300	99,469
	Takara Standard Co. Ltd.	4,200	36,065
	Takasago International Corp.	2,100	39,458
	Takasago Thermal Engineering Co. Ltd.	5,600	68,124
	Takashimaya Co. Ltd.	20,000	247,408
	Takasho Co. Ltd.	1,700	7,756
*	Take & Give Needs Co. Ltd.	1,300	13,718
	TAKEBISHI Corp.	1,400	14,436
	Takeuchi Manufacturing Co. Ltd.	4,400	88,735
#	Takihyo Co. Ltd.	200	996
	Takisawa Machine Tool Co. Ltd.	1,100	7,882
	Takuma Co. Ltd.	9,100	75,551
#	Tama Home Co. Ltd.	1,900	29,787
	Tamron Co. Ltd.	2,000	44,427
	Tamura Corp.	11,000	54,717
#*	Tanaka Chemical Corp.	1,600	19,438
	Tanseisha Co. Ltd.	3,800	20,481
#	Taoka Chemical Co. Ltd.	1,000	5,110
	Tatsuta Electric Wire & Cable Co. Ltd.	5,200	15,387
	Tayca Corp.	1,900	16,077
	Tazmo Co. Ltd.	1,200	12,572
#	Tbk Co. Ltd.	2,800	5,231
	TDC Soft, Inc.	1,600	13,730
	TechMatrix Corp.	5,200	59,060
	Techno Horizon Co. Ltd.	1,400	4,801
	Techno Medica Co. Ltd.	700	7,674
	Techno Ryowa Ltd.	1,500	8,823
	Techno Smart Corp.	700	5,732
	Tecnos Japan, Inc.	2,900	8,780
	Teijin Ltd.	5,100	46,303
	Teikoku Electric Manufacturing Co. Ltd.	2,300	30,592
	Teikoku Sen-I Co. Ltd.	2,900	31,064
	Teikoku Tsushin Kogyo Co. Ltd.	800	8,098
	Tekken Corp.	1,800	21,343
	Temairazu, Inc.	400	15,355
	Tenma Corp.	2,000	27,805
	Tenpos Holdings Co. Ltd.	700	10,833
#*	Terilogy Co. Ltd.	1,600	3,626
#	Tess Holdings Co. Ltd.	1,400	9,595
	T-Gaia Corp.	2,100	23,375
	TKC Corp.	3,200	81,686
	Toa Corp.	2,600	13,604
	Toa Corp.	2,400	39,239
	Toa Oil Co. Ltd.	1,200	25,411
	TOA ROAD Corp.	300	12,137
	Toagosei Co. Ltd.	11,500	88,357
	Tobishima Corp.	3,420	23,859
	TOC Co. Ltd.	6,100	31,703
	Tocalo Co. Ltd.	9,400	75,102
	Tochigi Bank Ltd.	19,000	38,684

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toda Corp.	23,600	$117,959
*	Toda Kogyo Corp.	200	4,041
	Toei Co. Ltd.	200	24,566
	Toenec Corp.	1,400	33,094
	Toho Bank Ltd.	31,300	43,145
	Toho Co. Ltd.	900	10,352
	Toho Holdings Co. Ltd.	6,800	92,476
#	Toho Titanium Co. Ltd.	3,900	58,772
	Toho Zinc Co. Ltd.	1,700	24,318
	Tohoku Bank Ltd.	800	5,089
	Tohokushinsha Film Corp.	1,800	7,735
	Tokai Carbon Co. Ltd.	22,300	145,528
	Tokai Corp.	2,500	31,743
	TOKAI Holdings Corp.	9,000	53,751
	Tokai Rika Co. Ltd.	6,900	72,005
	Tokai Tokyo Financial Holdings, Inc.	25,100	57,538
	Token Corp.	880	46,389
	Tokushu Tokai Paper Co. Ltd.	919	18,073
	Tokuyama Corp.	7,500	87,453
*	Tokyo Base Co. Ltd.	2,400	5,647
	Tokyo Electron Device Ltd.	1,200	56,626
	Tokyo Energy & Systems, Inc.	4,100	25,477
	Tokyo Individualized Educational Institute, Inc.	3,700	12,779
	Tokyo Keiki, Inc.	1,800	15,482
	Tokyo Kiraboshi Financial Group, Inc.	3,924	56,279
	Tokyo Ohka Kogyo Co. Ltd.	2,500	107,779
	Tokyo Rakutenchi Co. Ltd.	500	14,277
#	Tokyo Rope Manufacturing Co. Ltd.	600	3,522
	Tokyo Sangyo Co. Ltd.	2,700	14,681
	Tokyo Seimitsu Co. Ltd.	4,600	138,343
	Tokyo Steel Manufacturing Co. Ltd.	8,700	74,696
	Tokyo Tekko Co. Ltd.	1,500	13,519
#	Tokyo Theatres Co., Inc.	600	4,502
	Tokyotokeiba Co. Ltd.	1,800	50,114
	Tokyu Construction Co. Ltd.	12,700	53,298
	Tokyu Recreation Co. Ltd.	600	24,776
	Toli Corp.	6,000	8,067
	Tomato Bank Ltd.	900	5,835
	Tomen Devices Corp.	400	14,007
	Tomoe Corp.	3,500	8,254
	Tomoe Engineering Co. Ltd.	1,000	15,887
	Tomoku Co. Ltd.	1,500	15,141
	TOMONY Holdings, Inc.	16,800	36,501
	Tomy Co. Ltd.	9,217	80,933
	Tonami Holdings Co. Ltd.	800	18,971
	Topcon Corp.	13,500	147,668
	Topre Corp.	4,300	34,001
	Topy Industries Ltd.	3,800	40,610
	Torex Semiconductor Ltd.	1,100	21,488
	Toridoll Holdings Corp.	5,600	108,886
	Torigoe Co. Ltd.	2,500	10,350
	Torii Pharmaceutical Co. Ltd.	1,600	32,467
	Torishima Pump Manufacturing Co. Ltd.	2,000	17,326
	Tosei Corp.	4,200	40,055
	Toshiba TEC Corp.	3,200	82,846
	Tosho Co. Ltd.	2,800	21,442
	Totech Corp.	1,200	28,196
	Totetsu Kogyo Co. Ltd.	3,100	51,464
	Tottori Bank Ltd.	600	4,290

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toukei Computer Co. Ltd.	500	$19,974
	Tow Co. Ltd.	3,000	6,192
	Towa Bank Ltd.	7,700	26,901
	Towa Corp.	3,300	39,826
	Towa Pharmaceutical Co. Ltd.	3,000	45,156
	Toyo Construction Co. Ltd.	10,400	62,840
	Toyo Corp.	3,000	26,187
	Toyo Denki Seizo KK	1,000	5,719
*	Toyo Engineering Corp.	3,400	13,374
#	Toyo Gosei Co. Ltd.	600	30,839
	Toyo Ink SC Holdings Co. Ltd.	4,600	59,229
	Toyo Kanetsu KK	1,200	19,854
	Toyo Machinery & Metal Co. Ltd.	2,600	9,074
#	Toyo Securities Co. Ltd.	12,000	18,387
	Toyo Tanso Co. Ltd.	1,900	47,550
	Toyo Tire Corp.	11,800	138,431
	Toyobo Co. Ltd.	11,400	79,632
	Toyoda Gosei Co. Ltd.	1,900	30,375
	TPR Co. Ltd.	3,300	27,701
	Trancom Co. Ltd.	1,000	51,237
#	Trans Genic, Inc.	2,100	4,476
#	Transaction Co. Ltd.	2,400	18,245
	Transcosmos, Inc.	2,700	62,071
	TRE Holdings Corp.	1,156	12,468
	Trenders, Inc.	1,600	19,641
	Tri Chemical Laboratories, Inc.	3,500	52,340
	Trusco Nakayama Corp.	6,100	81,707
	TS Tech Co. Ltd.	10,100	105,623
	TSI Holdings Co. Ltd.	8,125	24,590
	Tsubaki Nakashima Co. Ltd.	4,600	38,106
	Tsubakimoto Chain Co.	3,500	74,934
	Tsubakimoto Kogyo Co. Ltd.	400	10,281
	Tsugami Corp.	5,000	37,446
*	Tsukada Global Holdings, Inc.	1,900	4,700
	Tsukishima Kikai Co. Ltd.	4,000	27,117
#	Tsukuba Bank Ltd.	5,500	7,063
	Tsumura & Co.	6,300	131,584
	Tsurumi Manufacturing Co. Ltd.	2,000	29,713
#	Tsutsumi Jewelry Co. Ltd.	800	11,199
	TV Asahi Holdings Corp.	3,400	31,847
	Tv Tokyo Holdings Corp.	1,500	19,181
	UACJ Corp.	4,303	61,189
	UBE Corp.	12,100	156,063
	Ubicom Holdings, Inc.	800	13,031
	Uchida Yoko Co. Ltd.	800	24,406
	ULS Group, Inc.	300	6,321
	Ultrafabrics Holdings Co. Ltd.	300	10,039
	Ulvac, Inc.	2,000	78,842
	Union Tool Co.	900	21,666
	Unipres Corp.	5,500	32,145
	United Arrows Ltd.	2,700	36,687
	United Super Markets Holdings, Inc.	6,300	44,359
	UNITED, Inc.	1,200	10,522
*	Unitika Ltd.	10,400	19,140
*	Universal Entertainment Corp.	2,500	33,732
	Usen-Next Holdings Co. Ltd.	1,600	24,514
	User Local, Inc.	600	6,488
	Ushio, Inc.	11,800	122,536
	UT Group Co. Ltd.	3,000	48,904

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	UUUM Co. Ltd.	1,800	$11,762
	V Technology Co. Ltd.	1,500	28,214
	Valor Holdings Co. Ltd.	4,800	55,504
	Valqua Ltd.	2,400	42,452
	Value HR Co. Ltd.	1,400	14,439
	ValueCommerce Co. Ltd.	2,300	33,552
	Valuence Holdings, Inc.	900	17,672
#	V-Cube, Inc.	1,000	6,781
	Vector, Inc.	3,300	24,524
	Vertex Corp.	1,800	15,431
	Vital KSK Holdings, Inc.	5,900	29,672
	VT Holdings Co. Ltd.	11,300	36,610
	Wacoal Holdings Corp.	5,300	85,341
	Wacom Co. Ltd.	17,100	74,202
	Wakachiku Construction Co. Ltd.	1,700	28,699
	Wakita & Co. Ltd.	5,900	46,577
	Warabeya Nichiyo Holdings Co. Ltd.	2,500	29,561
	Watahan & Co. Ltd.	2,000	18,589
	WDB Holdings Co. Ltd.	1,100	18,971
	Weathernews, Inc.	500	26,042
	Welbe, Inc.	1,700	10,899
	Wellnet Corp.	2,300	9,904
	West Holdings Corp.	2,808	83,913
	Will Group, Inc.	1,500	14,361
	WingArc1st, Inc.	1,300	20,850
	WIN-Partners Co. Ltd.	3,100	20,207
	Wood One Co. Ltd.	600	3,742
	World Co. Ltd.	2,800	26,276
	World Holdings Co. Ltd.	1,000	17,539
	Wowow, Inc.	800	6,732
	Xebio Holdings Co. Ltd.	4,700	31,877
	Yahagi Construction Co. Ltd.	4,200	21,172
	Yaizu Suisankagaku Industry Co. Ltd.	1,100	5,937
	YAKUODO Holdings Co. Ltd.	1,200	22,453
	YAMABIKO Corp.	3,960	30,493
	YAMADA Consulting Group Co. Ltd.	1,900	15,566
	Yamae Group Holdings Co. Ltd.	1,100	11,187
	Yamagata Bank Ltd.	3,600	24,706
	Yamaguchi Financial Group, Inc.	24,000	126,390
	Yamaichi Electronics Co. Ltd.	3,100	44,519
#	YA-MAN Ltd.	4,500	33,729
	Yamanashi Chuo Bank Ltd.	4,600	31,505
	Yamashin-Filter Corp.	5,100	14,247
	Yamatane Corp.	1,000	10,833
	Yamato Corp.	1,400	6,294
	Yamato Kogyo Co. Ltd.	2,100	60,984
#	Yamaura Corp.	1,300	8,651
#	Yamaya Corp.	1,000	16,533
	Yamazen Corp.	6,600	41,033
	Yaoko Co. Ltd.	2,000	87,006
	Yashima Denki Co. Ltd.	2,600	17,743
	Yasuda Logistics Corp.	2,000	12,351
#	Yasunaga Corp.	900	3,719
	Yellow Hat Ltd.	3,600	43,162
	Yodogawa Steel Works Ltd.	2,400	39,014
	Yokogawa Bridge Holdings Corp.	4,000	53,158
	Yokorei Co. Ltd.	6,700	40,639
	Yokowo Co. Ltd.	3,100	42,254
	Yomeishu Seizo Co. Ltd.	1,000	12,120

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yondenko Corp.	840	$10,218
	Yondoshi Holdings, Inc.	2,300	26,314
	Yonex Co. Ltd.	4,100	37,983
	Yorozu Corp.	2,000	11,612
*	Yoshimura Food Holdings KK	1,300	4,269
	Yoshinoya Holdings Co. Ltd.	7,500	117,876
	Yotai Refractories Co. Ltd.	3,000	27,880
	Yuasa Trading Co. Ltd.	2,000	49,781
	Yukiguni Maitake Co. Ltd.	2,100	15,040
	Yurtec Corp.	6,100	29,197
	Yushin Precision Equipment Co. Ltd.	1,200	5,671
	Yushiro Chemical Industry Co. Ltd.	1,000	5,434
	Zenitaka Corp.	400	7,569
	Zenrin Co. Ltd.	3,800	22,367
	ZERIA Pharmaceutical Co. Ltd.	2,500	37,241
	ZIGExN Co. Ltd.	4,400	10,824
	Zuiko Corp.	2,800	12,608

TOTAL JAPAN			55,650,914

NETHERLANDS — (2.0%)
	Aalberts NV	9,160	317,776
	Acomo NV	2,006	37,486
*Ω	Alfen Beheer BV	2,157	228,812
	AMG Advanced Metallurgical Group NV	3,379	105,570
	APERAM SA	5,251	137,111
	Arcadis NV	8,994	305,230
	ASR Nederland NV	15,635	688,454
Ω	B&S Group Sarl	3,081	16,130
*Ω	Basic-Fit NV	4,834	121,749
	BE Semiconductor Industries NV	6,871	350,179
	Beter Bed Holding NV	1,921	5,594
	Brunel International NV	2,547	23,461
	Corbion NV	6,962	185,392
Ω	CTP NV	2,777	28,803
Ω	Flow Traders	3,557	85,586
	ForFarmers NV	4,983	13,508
*	Fugro NV	12,497	162,326
	Heijmans NV	3,283	33,267
*Ω	Intertrust NV	9,538	188,155
	Kendrion NV	2,218	32,079
*	Koninklijke BAM Groep NV	23,154	50,532
	Koninklijke Vopak NV	7,306	149,276
*Ω	Lucas Bols NV	553	5,459
	Nedap NV	608	32,704
	OCI NV	8,568	327,708
	Ordina NV	11,134	42,775
#*	Pharming Group NV	60,641	62,738
#	PostNL NV	60,427	94,610
	SBM Offshore NV	15,812	213,990
#	SIF Holding NV	540	5,535
Ω	Signify NV	13,843	383,523
	Sligro Food Group NV	3,086	44,768
#*††	SRH NV	15,156	0
	TKH Group NV	4,441	157,044
*	TomTom NV	7,909	61,822
	Van Lanschot Kempen NV	3,295	71,112
*	Vivoryon Therapeutics NV	526	4,265

TOTAL NETHERLANDS			4,774,529

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (0.4%)
*	Air New Zealand Ltd.	109,881	$49,840
	Arvida Group Ltd.	46,998	34,403
	Briscoe Group Ltd.	4,326	12,565
*	Channel Infrastructure NZ Ltd.	22,065	18,604
	Chorus Ltd.	39,819	192,235
#	Delegat Group Ltd.	3,242	18,911
	Freightways Ltd.	12,407	74,550
#*	Gentrack Group Ltd.	4,745	4,226
	Hallenstein Glasson Holdings Ltd.	5,327	16,521
	Heartland Group Holdings Ltd.	60,406	60,005
	Investore Property Ltd.	30,334	27,181
	KMD Brands Ltd.	57,266	35,951
#	Manawa Energy Ltd.	4,827	14,778
#	NZME Ltd.	14,069	9,128
	NZX Ltd.	23,372	16,300
	Oceania Healthcare Ltd.	59,268	29,597
#*	Pacific Edge Ltd.	48,944	12,228
	PGG Wrightson Ltd.	1,057	2,520
*	Pushpay Holdings Ltd.	64,033	46,448
*	Rakon Ltd.	8,194	5,753
	Restaurant Brands New Zealand Ltd.	2,935	12,198
*	Sanford Ltd.	8,585	20,313
	Scales Corp. Ltd.	8,503	23,409
*	Serko Ltd.	3,777	6,527
	Skellerup Holdings Ltd.	13,671	42,078
	SKY Network Television Ltd.	14,456	18,225
*	SKYCITY Entertainment Group Ltd.	40,431	68,165
	Steel & Tube Holdings Ltd.	31,557	23,838
	Summerset Group Holdings Ltd.	10,355	58,261
*	Synlait Milk Ltd.	6,969	12,629
#*	Tourism Holdings Ltd.	12,709	27,250
	TOWER Ltd.	35,693	13,591
#	Turners Automotive Group Ltd.	4,364	9,008
*	Vista Group International Ltd.	17,608	15,774
	Warehouse Group Ltd.	13,502	24,331

TOTAL NEW ZEALAND			1,057,341

NORWAY — (1.2%)
	2020 Bulkers Ltd.	1,664	12,522
	ABG Sundal Collier Holding ASA	48,103	25,525
*	Akastor ASA	20,811	20,429
*	Aker Carbon Capture ASA	25,149	28,301
	Aker Solutions ASA	33,242	126,920
	AMSC ASA	5,693	20,744
*	ArcticZymes Technologies ASA	3,138	20,218
*	Asetek AS	982	1,737
	Atea ASA	8,246	91,757
#*	Atlantic Sapphire ASA	4,261	2,708
Ω	Avance Gas Holding Ltd.	3,411	19,603
*	Axactor ASA	25,001	14,403
	B2Holding ASA	23,892	18,017
	Belships ASA	7,600	10,629
	Bonheur ASA	2,161	61,490
*	Borr Drilling Ltd.	9,720	47,725
	Borregaard ASA	7,810	105,008
	Bouvet ASA	8,509	45,005
*	BW Energy Ltd.	8,910	22,451
Ω	BW LPG Ltd.	11,386	92,121
	BW Offshore Ltd.	10,768	27,360

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	Cadeler AS	6,833	$21,902
*	Cloudberry Clean Energy ASA	5,904	7,335
#*Ω	Crayon Group Holding ASA	5,064	41,984
	DNO ASA	50,656	65,890
	Elopak ASA	5,498	12,371
Ω	Europris ASA	19,704	117,321
	FLEX LNG Ltd	3,636	112,944
#	Frontline Ltd.	7,892	98,623
*	Gaming Innovation Group, Inc.	7,082	18,148
	Grieg Seafood ASA	5,477	37,928
	Hafnia Ltd.	12,273	63,204
#*	Hexagon Composites ASA	17,331	39,820
	Hunter Group ASA	32,309	6,738
#*	IDEX Biometrics ASA	73,187	5,933
#*	Kahoot! ASA	23,109	49,273
Ω	Kid ASA	3,128	23,471
	Kitron ASA	23,107	51,777
*	Komplett Bank ASA	13,215	6,466
*	Kongsberg Automotive ASA	96,264	25,281
*	Magnora ASA	3,875	8,423
	Medistim ASA	1,105	25,667
	MPC Container Ships ASA	26,724	42,157
#Ω	Multiconsult ASA	1,536	18,378
*Ω	Norske Skog ASA	7,737	47,693
*	Norway Royal Salmon ASA	1,467	18,650
*	Norwegian Air Shuttle ASA	69,005	55,256
*	Norwegian Energy Co. ASA	2,856	105,614
*	NRC Group ASA	5,788	9,814
*	Odfjell Drilling Ltd.	9,723	25,409
	Odfjell SE, Class A	2,813	18,520
*	Odfjell Technology Ltd.	1,620	3,545
	OKEA ASA	3,071	12,513
Ω	Okeanis Eco Tankers Corp.	1,276	20,740
	Otello Corp. ASA	4,092	3,291
*	Panoro Energy ASA	3,921	12,815
	Pareto Bank ASA	2,935	13,279
*	PGS ASA	85,319	54,983
*	PhotoCure ASA	3,580	31,728
*Ω	poLight ASA	3,655	8,043
#*	Prosafe SE	904	15,912
	Protector Forsikring ASA	8,297	98,786
*	REC Silicon ASA	49,363	94,839
	Sandnes Sparebank	1,135	9,715
*	SATS ASA	6,868	4,797
Ω	Scatec ASA	4,163	29,489
*	Self Storage Group ASA	5,747	15,593
	Selvaag Bolig ASA	5,226	16,911
*Ω	Shelf Drilling Ltd.	8,028	17,321
	Sparebank 1 Oestlandet	2,663	28,792
	SpareBank 1 Sorost-Norge	8,478	42,065
	Sparebanken More	3,895	27,322
	Stolt-Nielsen Ltd.	2,682	64,325
	TGS ASA	4,751	64,684
	Treasure ASA	1,741	2,776
*	Ultimovacs ASA	2,180	16,458
	Veidekke ASA	11,029	91,734
*	Volue ASA	4,262	11,081
*	Vow ASA	3,860	6,864
	Wilh Wilhelmsen Holding ASA, Class A	1,434	33,363

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
#Ω	XXL ASA	10,608	$4,614

TOTAL NORWAY			2,855,041

PORTUGAL — (0.4%)
	Altri SGPS SA	11,644	64,795
#	Banco Comercial Portugues SA, Class R	1,368,272	194,945
	Corticeira Amorim SGPS SA	5,127	49,542
#	CTT-Correios de Portugal SA	11,368	35,090
*	Greenvolt-Energias Renovaveis SA	3,069	23,574
	Ibersol SGPS SA	1,871	10,918
	Mota-Engil SGPS SA	12,914	15,474
	Navigator Co. SA	29,096	110,850
#	NOS SGPS SA.	28,772	112,695
#	Novabase SGPS SA	1,997	8,281
	REN - Redes Energeticas Nacionais SGPS SA	51,736	133,904
	Sonae SGPS SA	126,063	121,070

TOTAL PORTUGAL			881,138

SINGAPORE — (1.1%)
	AEM Holdings Ltd.	23,200	52,612
	Aztech Global Ltd.	18,500	10,265
*††	Best World International Ltd.	8,300	5,980
	Boustead Projects Ltd.	6,600	3,897
	Boustead Singapore Ltd.	40,300	22,356
	Bukit Sembawang Estates Ltd.	15,900	45,612
	Capitaland India Trust	89,200	70,592
	China Aviation Oil Singapore Corp. Ltd.	27,800	13,060
	China Sunsine Chemical Holdings Ltd.	43,800	13,022
	Chip Eng Seng Corp. Ltd.	45,000	22,892
	Chuan Hup Holdings Ltd.	87,000	13,888
	ComfortDelGro Corp. Ltd.	191,900	172,267
*	COSCO Shipping International Singapore Co. Ltd.	175,500	20,098
*	Creative Technology Ltd.	2,650	2,410
	CSE Global Ltd.	40,000	9,901
	Del Monte Pacific Ltd.	39,100	8,146
	Delfi Ltd.	20,200	10,058
*††	Ezion Holdings Ltd.	243,320	0
#*††	Ezra Holdings Ltd.	229,921	335
	Far East Orchard Ltd.	11,554	8,502
	First Resources Ltd.	56,900	59,781
	Food Empire Holdings Ltd.	26,500	9,371
	Fraser & Neave Ltd.	24,800	21,185
	Frencken Group Ltd.	23,200	13,769
	Fu Yu Corp. Ltd.	62,300	8,802
	Geo Energy Resources Ltd.	62,900	17,309
	GK Goh Holdings Ltd.	17,813	11,322
	Golden Agri-Resources Ltd.	641,300	131,504
*	Golden Energy & Resources Ltd.	46,300	28,408
	GuocoLand Ltd.	41,300	45,267
*	Halcyon Agri Corp. Ltd.	25,666	4,443
	Haw Par Corp. Ltd.	9,900	66,092
	Ho Bee Land Ltd.	24,900	40,653
	Hong Fok Corp. Ltd.	54,120	35,576
	Hong Leong Asia Ltd.	16,000	7,128
	Hong Leong Finance Ltd.	28,500	47,511
	Hotel Grand Central Ltd.	44,475	30,649
	Hour Glass Ltd.	15,200	20,955
	Hutchison Port Holdings Trust	516,700	84,389

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
*††	Hyflux Ltd.	27,500	$0
	iFAST Corp. Ltd.	11,400	32,662
	Indofood Agri Resources Ltd.	28,000	5,827
	Japfa Ltd.	32,120	11,569
	Keppel Infrastructure Trust	342,081	128,006
*	Mandarin Oriental International Ltd.	29,400	48,432
	Metro Holdings Ltd.	51,300	22,637
	Micro-Mechanics Holdings Ltd.	5,200	10,107
*††	Midas Holdings Ltd.	114,000	0
*	mm2 Asia Ltd.	96,000	2,922
	Nanofilm Technologies International Ltd.	23,000	28,298
	Netlink NBN Trust	237,500	143,461
*	Oceanus Group Ltd.	837,300	6,511
	OUE Ltd.	48,400	43,095
	Oxley Holdings Ltd.	85,599	8,958
	QAF Ltd.	16,600	9,383
*	Raffles Education Ltd.	63,960	2,300
	Raffles Medical Group Ltd.	85,287	80,132
	Riverstone Holdings Ltd.	26,200	9,984
	Samudera Shipping Line Ltd.	20,400	12,462
*	SATS Ltd.	60,100	116,009
	SBS Transit Ltd.	8,500	15,548
*	Sembcorp Marine Ltd.	1,531,000	137,198
	Sheng Siong Group Ltd.	66,800	73,675
*	SIA Engineering Co. Ltd.	22,600	34,502
	SIIC Environment Holdings Ltd.	58,600	6,100
	Silverlake Axis Ltd.	61,400	14,083
	Sinarmas Land Ltd.	108,000	14,487
	Singapore Land Group Ltd.	16,800	25,795
	Singapore Post Ltd.	185,900	70,987
	Stamford Land Corp. Ltd.	40,485	10,715
	StarHub Ltd.	68,000	51,408
	Straits Trading Co. Ltd.	15,812	23,017
*††	Swiber Holdings Ltd.	17,249	0
	Thomson Medical Group Ltd.	346,900	18,867
	Tuan Sing Holdings Ltd.	48,809	10,538
	UMS Holdings Ltd.	66,362	41,973
	UOB-Kay Hian Holdings Ltd.	41,208	38,738
	Valuetronics Holdings Ltd.	29,800	9,370
	Vicom Ltd.	8,800	11,694
	Wing Tai Holdings Ltd.	50,670	54,478
	Yangzijiang Shipbuilding Holdings Ltd.	57,300	48,575
	Yeo Hiap Seng Ltd.	2,538	1,201

TOTAL SINGAPORE.			2,625,711

SPAIN — (2.1%)
	Acerinox SA	22,630	198,330
Ω	Aedas Homes SA	1,281	16,823
	Alantra Partners SA	1,872	23,830
	Almirall SA	9,059	84,406
*	Amper SA	155,515	22,974
	Applus Services SA	15,715	92,798
	Atresmedia Corp. de Medios de Comunicacion SA	10,142	29,269
#*	Audax Renovables SA	12,157	8,850
	Azkoyen SA	2,184	13,163
	Banco de Sabadell SA	678,587	533,915
	Bankinter SA	84,414	510,617
	Cia de Distribucion Integral Logista Holdings SA	7,624	157,675
	CIE Automotive SA	6,283	160,048

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Construcciones y Auxiliar de Ferrocarriles SA	1,877	$49,006
*	Distribuidora Internacional de Alimentacion SA	729,983	8,865
	Ebro Foods SA	8,414	131,201
*	eDreams ODIGEO SA	10,043	41,542
	Elecnor SA	4,118	41,122
	Enagas SA	29,675	481,741
	Ence Energia y Celulosa SA	19,579	67,055
	Ercros SA	14,096	45,255
	Faes Farma SA	45,393	171,335
	Fluidra SA	8,274	112,368
	Fomento de Construcciones y Contratas SA	6,642	55,336
Ω	Gestamp Automocion SA	20,351	71,662
Ω	Global Dominion Access SA	11,493	42,178
*	Grenergy Renovables SA	1,360	41,952
	Grupo Catalana Occidente SA	5,890	159,967
	Grupo Empresarial San Jose SA	2,273	8,267
	Iberpapel Gestion SA	963	12,752
	Indra Sistemas SA	16,408	146,748
	Laboratorio Reig Jofre SA	1,706	4,017
	Laboratorios Farmaceuticos Rovi SA	1,748	79,503
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	71,436	66,952
	Mapfre SA	98,862	169,567
*	Melia Hotels International SA	11,452	53,243
	Miquel y Costas & Miquel SA	3,439	36,454
Ω	Neinor Homes SA	4,984	39,845
*	Obrascon Huarte Lain SA	24,285	10,320
#*	Oryzon Genomics SA	3,260	6,850
	Pharma Mar SA	1,674	100,303
	Prim SA	846	9,271
*	Promotora de Informaciones SA, Class A	21,413	7,082
Ω	Prosegur Cash SA	36,936	22,257
	Prosegur Cia de Seguridad SA	24,644	45,893
*	Realia Business SA	40,885	40,820
	Sacyr SA	44,872	110,077
*	Solaria Energia y Medio Ambiente SA	7,679	121,452
*	Soltec Power Holdings SA	2,859	12,042
Ω	Talgo SA	10,192	28,281
#*	Tecnicas Reunidas SA	3,329	23,761
*	Tubacex SA	17,770	39,025
Ω	Unicaja Banco SA	173,358	153,679
	Vidrala SA	2,148	164,194
	Viscofan SA	4,633	275,881
	Vocento SA	10,365	6,339

TOTAL SPAIN			5,168,158

SWEDEN — (2.5%)
Ω	AcadeMedia AB	11,393	48,758
	AddLife AB, Class B	1,737	16,238
	AddNode Group AB, Class B	14,839	129,099
	AFRY AB	4,289	57,596
#Ω	Alimak Group AB	4,650	29,155
	Alligo AB, Class B	3,336	24,659
Ω	Ambea AB	5,999	21,220
*	Annehem Fastigheter AB, Class B	2,916	5,691
	AQ Group AB	1,424	36,551
*	Arise AB	2,845	12,694
	Arjo AB, Class B	24,942	99,493
	Atrium Ljungberg AB, Class B	2,552	34,131
*Ω	Attendo AB	14,141	29,192

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Balco Group AB	780	$3,274
	Beijer Alma AB	4,864	68,006
	Beijer Electronics Group AB	3,083	25,552
	Bergman & Beving AB	4,110	33,773
	Betsson AB, Class B	13,252	96,371
#*	Better Collective AS	3,845	49,986
*	BHG Group AB	7,219	12,097
	Bilia AB, Class A	9,387	99,429
	BioGaia AB, Class B	2,070	16,404
*	BioInvent International AB	4,765	17,005
	Biotage AB	7,324	120,212
	Bonava AB, Class B	9,951	29,106
#*Ω	Boozt AB	4,035	29,426
Ω	Bravida Holding AB	3,912	36,651
	BTS Group AB, Class B	414	10,868
	Bufab AB	4,911	92,817
#	Bulten AB	1,365	7,686
	Bure Equity AB	7,507	144,870
	Byggmax Group AB	8,034	33,623
*	Calliditas Therapeutics AB, ADR	237	3,555
*	Careium AB	4,016	2,912
	Catella AB	6,126	22,006
	Catena AB	3,495	118,700
*	Catena Media PLC	8,350	21,513
*	Cavotec SA	3,590	5,365
	Cellavision AB	1,836	34,428
	Cibus Nordic Real Estate AB	2,885	39,407
	Clas Ohlson AB, Class B	4,505	30,085
	Cloetta AB, Class B	30,791	56,284
*	Collector Bank AB	6,076	14,853
	Concentric AB	4,906	81,267
Ω	Coor Service Management Holding AB	11,573	61,487
	Corem Property Group AB, Class D	467	7,401
	CTT Systems AB	762	15,077
	Dios Fastigheter AB	10,259	67,368
#*	Doro AB	4,016	5,824
*	Duni AB	5,155	34,691
#Ω	Dustin Group AB	8,938	37,189
	Eastnine AB	3,095	28,668
	Elanders AB, Class B	1,738	23,710
	Electrolux Professional AB, Class B	22,784	86,017
*Ω	Eltel AB	2,122	1,421
#*	Enea AB	2,398	17,108
	Eolus Vind AB, Class B	1,951	23,219
	eWork Group AB	1,140	12,135
	Fagerhult AB	9,072	36,161
	Fastighets AB Trianon, Class B	3,524	5,970
	FastPartner AB, Class A	4,631	28,295
#	Fenix Outdoor International AG	523	42,537
*	Ferronordic AB	734	2,289
#*	Fingerprint Cards AB, Class B	22,812	10,790
	FormPipe Software AB	2,655	5,303
#	G5 Entertainment AB	858	14,082
	GARO AB	3,655	36,851
	Granges AB	14,721	99,480
*Ω	Green Landscaping Group AB	965	5,179
	Heba Fastighets AB, Class B	8,660	24,733
	Hexatronic Group AB	12,225	165,443
	HMS Networks AB	1,407	36,200

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*Ω	Hoist Finance AB	7,538	$17,310
*	Humana AB	3,640	13,858
*	IAR Systems Group AB	394	4,610
	Instalco AB	22,487	90,203
*	International Petroleum Corp.	10,157	100,692
	Inwido AB	8,421	75,646
*	ITAB Shop Concept AB	1,515	1,311
	JM AB	7,100	106,904
#*	John Mattson Fastighetsforetagen AB	911	5,754
	Kabe Group AB, Class B	409	7,044
*	Karnov Group AB	11,397	60,761
*	K-fast Holding AB	2,582	5,305
	Kindred Group PLC, SDR	4,973	43,140
	KNOW IT AB	4,178	83,154
#	Lagercrantz Group AB, Class B	21,662	185,558
	Lime Technologies AB	1,126	20,571
	Lindab International AB	12,870	136,900
	Loomis AB	8,226	230,316
*	Maha Energy AB	6,730	7,442
	MEKO AB	5,111	48,298
*	Midsona AB, Class B	2,500	1,855
#	MIPS AB	2,545	82,311
	Modern Times Group MTG AB, Class B	14,048	105,316
*	Momentum Group AB	3,336	17,766
Ω	Munters Group AB	15,031	117,269
	Mycronic AB	9,025	141,639
	NCAB Group AB	10,803	47,093
	NCC AB, Class B	9,864	82,191
	Nederman Holding AB	2,831	38,710
*	Net Insight AB, Class B	41,507	21,934
	New Wave Group AB, Class B	5,645	78,456
	Nilorngruppen AB, Class B	954	6,500
	Nobia AB	14,929	24,861
	Nolato AB, Class B	26,891	113,422
	Nordic Paper Holding AB	3,379	9,077
	Nordic Waterproofing Holding AB	2,253	29,140
*	Note AB	1,939	28,013
#	NP3 Fastigheter AB	4,739	75,304
	Nyfosa AB	18,966	113,343
	OEM International AB, Class B	8,880	44,300
*	Orexo AB	1,571	3,241
	Orron Energy AB	18,486	38,348
*	Ovzon AB	2,036	7,362
	Platzer Fastigheter Holding AB, Class B	6,591	40,855
	Pricer AB, Class B	16,074	27,782
	Proact IT Group AB	2,325	18,828
	Probi AB	193	3,790
	Ratos AB, Class B	27,304	102,201
*	RaySearch Laboratories AB	2,968	15,429
	Rejlers AB	1,542	18,097
Ω	Resurs Holding AB	15,122	32,860
	Rottneros AB	8,130	9,438
#*	Scandi Standard AB	5,934	27,239
*Ω	Scandic Hotels Group AB	17,951	56,927
	Sintercast AB	685	6,610
	SkiStar AB	4,670	44,688
*	Solid Forsakring AB	1,512	7,202
#*	Stendorren Fastigheter AB	1,852	32,182
#*	Stillfront Group AB	13,153	25,600

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Systemair AB	10,888	$57,613
	Tethys Oil AB	2,447	15,104
	TF Bank AB	509	7,604
*	Tobii AB	9,236	15,285
	Troax Group AB	5,225	77,549
	VBG Group AB, Class B	1,749	20,432
	Vitec Software Group AB, Class B	2,690	98,704
	Volati AB	1,959	17,928
	XANO Industri AB, Class B	1,571	14,717
*	XSpray Pharma AB	787	4,038

TOTAL SWEDEN			6,107,566

SWITZERLAND — (7.0%)
	Adecco Group AG	6,871	215,035
	AEVIS VICTORIA SA	740	13,817
	Allreal Holding AG	1,929	276,322
	ALSO Holding AG	829	130,292
*	Aluflexpack AG	525	8,332
*	ams-OSRAM AG	31,603	178,884
	APG SGA SA	211	34,459
	Arbonia AG	6,387	77,630
*	Aryzta AG	134,373	137,746
#	Ascom Holding AG	4,571	28,107
	Autoneum Holding AG	308	29,458
	Baloise Holding AG	5,727	782,435
	Banque Cantonale de Geneve	373	67,052
#	Banque Cantonale Vaudoise	3,957	352,155
*	Basilea Pharmaceutica AG	929	42,733
	Belimo Holding AG	1,250	509,134
	Bell Food Group AG	303	73,891
	Bellevue Group AG	1,225	42,498
	Berner Kantonalbank AG	606	133,478
	BKW AG	2,844	331,789
	Bossard Holding AG, Class A	771	153,074
	Bucher Industries AG	904	304,798
	Burckhardt Compression Holding AG	430	186,017
	Burkhalter Holding AG	825	64,270
	Bystronic AG	187	107,412
	Calida Holding AG	895	37,991
	Carlo Gavazzi Holding AG	62	16,282
	Cembra Money Bank AG	4,341	314,805
#*	Cicor Technologies Ltd.	259	10,910
	Cie Financiere Tradition SA	289	30,172
	Clariant AG	28,915	464,687
	Coltene Holding AG	597	47,759
	Comet Holding AG	809	128,791
	COSMO Pharmaceuticals NV	1,329	77,613
	Daetwyler Holding AG	769	136,478
	DKSH Holding AG	4,936	356,086
	dormakaba Holding AG	404	128,236
#*	Dufry AG	9,329	307,741
	EFG International AG	12,650	103,531
	Emmi AG	279	222,630
	Energiedienst Holding AG	1,617	66,222
#*	Evolva Holding SA	115,096	9,663
	Feintool International Holding AG	549	11,020
*	Flughafen Zurich AG	2,661	412,817
	Forbo Holding AG	119	144,052
	Fundamenta Real Estate AG	3,625	56,634

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
Ω	Galenica AG	6,621	$475,706
#*	GAM Holding AG	23,150	17,507
	Georg Fischer AG	11,153	617,706
	Glarner Kantonalbank	419	10,459
#	Gurit Holding AG, Class BR	550	50,817
	Helvetia Holding AG	4,948	491,348
	Hiag Immobilien Holding AG	563	45,317
#*	HOCHDORF Holding AG	130	3,321
	Huber & Suhner AG	2,546	226,776
	Hypothekarbank Lenzburg AG	9	37,198
*	Implenia AG	2,143	80,451
*	Ina Invest Holding AG	497	9,745
	Inficon Holding AG	217	172,540
	Interroll Holding AG	78	164,321
	Intershop Holding AG	164	99,745
	Investis Holding SA	420	42,572
	IVF Hartmann Holding AG	61	7,015
*	Jungfraubahn Holding AG	629	71,322
	Kardex Holding AG	792	121,114
	Komax Holding AG	634	148,798
	Kudelski SA	6,965	18,990
	Landis & Gyr Group AG	2,895	166,830
	LEM Holding SA	68	113,217
	Liechtensteinische Landesbank AG	1,746	95,338
	Luzerner Kantonalbank AG	403	166,152
Ω	Medacta Group SA	899	80,837
Ω	Medmix AG	2,297	40,437
	Meier Tobler Group AG	348	10,992
	Metall Zug AG, Class B	32	59,312
	Mobilezone Holding AG	6,598	104,642
	Mobimo Holding AG	1,121	261,482
	Novavest Real Estate AG	789	32,027
	OC Oerlikon Corp. AG	25,771	166,458
*	Orascom Development Holding AG	1,611	12,069
#	Orell Fuessli AG	108	8,834
	Orior AG	896	62,460
	Phoenix Mecano AG	95	31,090
	Plazza AG, Class A	145	45,046
	PSP Swiss Property AG	6,170	659,140
	Rieter Holding AG	458	38,175
	Romande Energie Holding SA	63	70,462
	Schaffner Holding AG	70	18,809
	Schweiter Technologies AG	150	100,492
*Ω	Sensirion Holding AG	1,179	107,268
	SFS Group AG	2,691	243,343
	Siegfried Holding AG	526	313,116
	SIG Group AG	6,981	134,196
	Softwareone Holding AG	9,596	107,996
	St Galler Kantonalbank AG	413	194,431
#	Stadler Rail AG	2,914	85,746
	Sulzer AG	2,641	176,141
	Swiss Prime Site AG	9,958	803,540
*	Swiss Steel Holding AG	75,342	16,963
	Swissquote Group Holding SA	1,186	140,483
	Tecan Group AG	57	20,910
	Temenos AG	5,397	321,439
	Thurgauer Kantonalbank	118	13,848
	TX Group AG	438	60,860
	u-blox Holding AG	913	93,477

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Valiant Holding AG	2,418	$236,837
	Varia U.S. Properties AG	834	40,054
Ω	VAT Group AG	1,286	293,595
	Vaudoise Assurances Holding SA	160	63,953
	Vetropack Holding AG	1,500	47,962
#*	Von Roll Holding AG	1,435	1,147
	Vontobel Holding AG	3,741	210,509
	VP Bank AG, Class A	427	37,052
	VZ Holding AG	1,669	115,101
*	V-ZUG Holding AG	260	18,764
	Walliser Kantonalbank	485	52,075
	Warteck Invest AG	28	61,534
	Ypsomed Holding AG	544	87,494
	Zehnder Group AG	1,375	74,049
	Zug Estates Holding AG, Class B	41	68,374
	Zuger Kantonalbank AG	19	139,968

TOTAL SWITZERLAND			17,004,232

UNITED KINGDOM — (11.3%)
	4imprint Group PLC	3,540	141,155
	888 Holdings PLC	43,852	46,675
*	accesso Technology Group PLC	3,718	26,452
	Advanced Medical Solutions Group PLC	23,114	72,364
	AG Barr PLC	11,359	58,535
	AJ Bell PLC	34,062	126,691
Ω	Alfa Financial Software Holdings PLC	7,161	12,404
	Alliance Pharma PLC	67,755	48,190
	Anglo-Eastern Plantations PLC	3,206	29,410
*	AO World PLC	7,946	4,079
	Appreciate Group PLC	13,054	4,026
*	Ascential PLC	44,270	97,507
	Ashmore Group PLC	53,748	127,281
*Ω	Aston Martin Lagonda Global Holdings PLC	10,480	12,665
	Avon Protection PLC	4,187	49,877
*	Babcock International Group PLC	87,927	277,731
Ω	Bakkavor Group PLC	18,363	19,168
	Balfour Beatty PLC	80,248	274,946
	Bank of Georgia Group PLC	5,671	138,370
	Beazley PLC	79,378	569,284
	Begbies Traynor Group PLC	7,753	11,505
	Bellway PLC	14,491	308,182
Ω	Biffa PLC	37,760	177,701
	Bloomsbury Publishing PLC	12,613	66,810
	Bodycote PLC	25,392	144,424
*	boohoo Group PLC	9,921	4,611
	Breedon Group PLC	71,031	42,608
	Britvic PLC	33,079	276,277
	Brooks Macdonald Group PLC	687	14,984
	Burford Capital Ltd	21,289	172,107
	Bytes Technology Group PLC	26,297	108,295
*	C&C Group PLC	51,991	97,549
*	Capita PLC	203,241	56,551
*	Capricorn Energy PLC	64,356	182,810
*	Card Factory PLC	36,595	19,957
	Carr’s Group PLC	9,024	10,836
	Castings PLC	4,744	17,344
*	Cazoo Group Ltd.	10,595	3,390
	Centamin PLC	165,211	167,953
	Central Asia Metals PLC	20,737	50,803

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	CentralNic Group PLC	8,023	$12,019
	Centrica PLC	27,541	24,201
	Chemring Group PLC	36,102	125,152
	Chesnara PLC	18,041	55,051
	City of London Investment Group PLC	2,089	9,225
	Clarkson PLC	3,697	117,015
	Close Brothers Group PLC	19,181	216,095
	CLS Holdings PLC	2,474	4,060
Ω	CMC Markets PLC	16,488	46,409
	Coats Group PLC	184,411	127,937
	Cohort PLC	1,455	7,531
	Computacenter PLC	10,014	207,777
Ω	ContourGlobal PLC	20,157	58,351
*	Costain Group PLC	10,708	4,354
*Ω	Countryside Partnerships PLC	55,249	134,600
	Cranswick PLC	5,506	187,985
	Crest Nicholson Holdings PLC	32,481	75,290
	Currys PLC	142,580	106,490
	CVS Group PLC	8,803	190,284
*	De La Rue PLC	19,364	20,854
*Ω	Deliveroo PLC	55,459	55,541
	Devro PLC	22,418	46,009
	DFS Furniture PLC	28,727	40,361
#*	Dialight PLC	1,573	5,130
*	Dignity PLC	5,679	30,232
	Diploma PLC	9,316	264,974
	Direct Line Insurance Group PLC	63,544	146,814
	DiscoverIE Group PLC	11,718	100,103
	Diversified Energy Co. PLC	98,722	142,522
	Domino’s Pizza Group PLC	47,224	122,135
	dotdigital group PLC	28,305	24,600
	Dr Martens PLC	21,234	60,387
	Drax Group PLC	56,130	335,187
	Dunelm Group PLC	9,942	98,689
Ω	DWF Group PLC	21,721	17,679
*	easyJet PLC	28,834	114,808
	Ecora Resources PLC	27,228	47,842
	EKF Diagnostics Holdings PLC	40,219	20,232
*	Elementis PLC	75,875	80,212
	EMIS Group PLC	7,911	168,501
	Energean PLC	12,719	209,060
*	EnQuest PLC	211,206	65,499
	Epwin Group PLC	39	33
*	Ergomed PLC	4,899	68,843
*	Esken Ltd	47,880	3,030
	Essentra PLC	39,161	100,818
	Euromoney Institutional Investor PLC	13,792	229,037
*	FD Technologies PLC	2,485	38,215
	FDM Group Holdings PLC	9,012	65,023
	Ferrexpo PLC	46,878	54,982
	Fevertree Drinks PLC	9,664	105,644
	Fintel PLC	6,834	13,336
	Firstgroup PLC	91,704	110,098
Ω	Forterra PLC	26,491	66,280
	Foxtons Group PLC	34,139	11,744
*	Frasers Group PLC	19,423	144,122
*	Frontier Developments PLC	2,549	38,733
	Fuller Smith & Turner PLC, Class A	4,390	22,514
*Ω	Funding Circle Holdings PLC	18,764	10,522

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Galliford Try Holdings PLC	19,567	$37,233
	Games Workshop Group PLC	3,350	245,903
	Gamma Communications PLC	8,572	104,947
	GB Group PLC	5,261	22,966
	Gem Diamonds Ltd	14,716	5,038
	Genel Energy PLC	20,214	29,434
	Genuit Group PLC	30,160	88,141
*	Georgia Capital PLC	3,318	23,765
	Gooch & Housego PLC	2,118	11,713
	Goodwin PLC	55	1,998
	Grafton Group PLC	28,642	226,766
	Grainger PLC	84,539	219,809
*	Greencore Group PLC	70,626	54,376
	Greggs PLC	13,228	306,644
	Gulf Keystone Petroleum Ltd.	29,820	71,489
*Ω	Gym Group PLC	22,995	30,478
	H&T Group PLC	2,944	14,396
	Halfords Group PLC	23,225	46,891
	Hargreaves Services PLC	1,423	6,051
	Harworth Group PLC	9,662	11,477
	Hays PLC	209,964	264,724
	Headlam Group PLC	13,204	36,459
	Helical PLC	15,637	59,154
*	Helios Towers PLC	65,575	94,218
	Henry Boot PLC	13,323	36,498
	Hill & Smith Holdings PLC	9,831	111,129
	Hilton Food Group PLC	9,754	68,360
	Hiscox Ltd	32,893	338,857
	Hochschild Mining PLC	37,929	23,175
	Hollywood Bowl Group PLC	21,065	48,264
	HomeServe PLC	16,360	222,668
*Ω	Hostelworld Group PLC	3,800	3,917
	Hunting PLC	21,793	66,738
*	Hyve Group PLC	30,769	18,883
Ω	Ibstock PLC	53,200	94,846
	IDOX PLC	36,392	25,491
	IG Group Holdings PLC	13,914	126,913
	IMI PLC	13,270	186,933
	Impax Asset Management Group PLC	8,469	64,965
	Inchcape PLC	52,930	451,540
	Indivior PLC	16,611	314,641
	IntegraFin Holdings PLC	23,861	68,837
	International Distributions Services PLC	42,739	98,871
	International Personal Finance PLC	29,897	26,684
	iomart Group PLC	16,597	25,670
	IP Group PLC	112,572	75,865
*	IQE PLC	80,476	38,625
	ITV PLC	144,155	110,993
*	IWG PLC	89,062	134,621
*	J D Wetherspoon PLC	10,655	55,306
*	James Fisher & Sons PLC	6,723	20,037
	James Halstead PLC	37,795	82,201
*	JET2 PLC	18,252	178,004
*	John Wood Group PLC	75,790	121,861
	Johnson Service Group PLC	57,882	61,369
Ω	JTC PLC	988	7,949
	Jupiter Fund Management PLC	58,013	69,021
	Just Group PLC	139,036	92,352
	Kainos Group PLC	8,401	119,283

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Keller Group PLC	9,571	$68,876
*	Kier Group PLC	58,589	40,150
*	Kin & Carta PLC	16,750	41,392
	Lancashire Holdings Ltd.	37,096	210,525
	Learning Technologies Group PLC	65,090	80,211
	Liontrust Asset Management PLC	6,785	66,453
	Lookers PLC	40,298	36,859
	LSL Property Services PLC	11,392	29,952
Ω	Luceco PLC	8,203	7,369
*	M&C Saatchi PLC	3,423	5,391
	Macfarlane Group PLC	19,165	21,369
	Man Group PLC	160,972	400,435
*	Marks & Spencer Group PLC	70,412	85,274
	Marshalls PLC	27,694	80,133
*	Marston’s PLC	82,294	32,972
*	McBride PLC	30,429	8,358
	Me Group International PLC	40,883	43,468
	Mears Group PLC	19,018	41,331
	Medica Group PLC	11,417	16,642
	Mediclinic International PLC	46,009	261,732
*	Metro Bank PLC	9,245	7,508
	Micro Focus International PLC	35,593	212,228
	Midwich Group PLC	3,279	18,933
*	Mitchells & Butlers PLC	42,567	56,745
	Mitie Group PLC	185,228	152,072
	MJ Gleeson PLC	5,541	23,679
	Moneysupermarket.com Group PLC	68,968	145,074
*	Moonpig Group PLC	21,570	33,908
	Morgan Advanced Materials PLC	42,972	121,086
	Morgan Sindall Group PLC	5,748	101,424
	Mortgage Advice Bureau Holdings Ltd.	4,749	35,131
*	Motorpoint group PLC	7,418	12,309
	Mountview Estates PLC	77	9,993
	MP Evans Group PLC	3,375	31,344
*	N Brown Group PLC	29,795	6,977
*	National Express Group PLC	91,976	178,296
	NCC Group PLC	34,666	79,278
*Ω	Network International Holdings PLC	9,595	35,932
	Next Fifteen Communications Group PLC	11,107	111,718
	Nichols PLC	707	8,893
	Ninety One PLC	34,243	79,644
*	NIOX GROUP PLC	12,752	5,588
	Norcros PLC	7,961	16,407
	Numis Corp. PLC	11,345	23,538
*Ω	On the Beach Group PLC	13,752	16,293
	OSB Group PLC	46,646	222,295
	Oxford Instruments PLC	6,336	138,578
	Pagegroup PLC	38,665	186,496
	Pan African Resources PLC	263,769	51,076
	Paragon Banking Group PLC	33,407	163,444
	PayPoint PLC	10,118	67,214
*	Pendragon PLC	178,766	55,881
	Pennon Group PLC	32,484	312,161
*	Petrofac Ltd.	56,629	69,945
	Pets at Home Group PLC	65,204	215,592
*	Pharos Energy PLC	20,801	6,320
	Phoenix Spree Deutschland Ltd.	8,962	27,147
*	Playtech PLC	34,619	205,711
	Plus500 Ltd.	11,153	230,731

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Polar Capital Holdings PLC	8,674	$41,894
	Porvair PLC	3,538	21,909
	PPHE Hotel Group Ltd.	2,621	37,940
	Premier Foods PLC	75,797	90,102
	Provident Financial PLC	33,877	63,502
*	PureTech Health PLC	28,459	75,558
*	Purplebricks Group PLC	17,328	2,486
	PZ Cussons PLC	36,308	83,251
	QinetiQ Group PLC	72,048	296,972
Ω	Quilter PLC	145,296	161,050
*	Rank Group PLC	24,101	14,498
	Rathbones Group PLC	7,929	170,421
*††	Raven Property Group Ltd.	45,894	0
	Reach PLC	41,097	43,466
	Record PLC	11,865	10,214
	Redcentric PLC	6,137	8,267
	Redde Northgate PLC	28,947	110,710
	Redrow PLC	33,734	162,329
	Renew Holdings PLC	9,219	64,950
*	Renewi PLC	9,334	56,551
	Renishaw PLC	4,296	172,384
*	Restaurant Group PLC	68,039	24,806
	Rhi Magnesita NV	1,651	35,168
	RHI Magnesita NV	3,257	69,230
	Ricardo PLC	9,245	46,700
	RM PLC	8,839	2,681
	Robert Walters PLC	6,706	38,491
	Rotork PLC	89,307	261,766
	RPS Group PLC	39,439	100,109
	RWS Holdings PLC	8,593	30,210
	S&U PLC	1,186	29,448
Ω	Sabre Insurance Group PLC	31,411	32,372
*	Saga PLC	10,855	10,756
*	Savannah Energy PLC	107,834	33,888
	Savills PLC	18,741	177,065
	ScS Group PLC	313	532
	Senior PLC	64,674	96,478
	Serco Group PLC	140,472	262,722
	Serica Energy PLC	26,010	89,849
	Severfield PLC	28,520	16,040
*	SIG PLC	100,181	35,845
	Sirius Real Estate Ltd.	122,402	99,028
	Smart Metering Systems PLC	17,053	143,063
	Smiths News PLC	19,640	8,163
	Softcat PLC	14,497	186,264
*	SolGold PLC	101,626	18,596
	Spectris PLC	11,953	414,279
	Speedy Hire PLC	89,137	39,504
*Ω	Spire Healthcare Group PLC	34,942	86,801
	Spirent Communications PLC	70,656	209,735
	Sportech PLC	5,705	1,130
*	SSP Group PLC	78,812	183,258
	SThree PLC	15,731	66,993
	Strix Group PLC	17,224	21,324
††	Studio Retail Group PLC	5,420	2,681
	STV Group PLC	2,980	9,019
*	Superdry PLC	8,233	10,388
	Synthomer PLC	42,209	54,606
	Tate & Lyle PLC	45,152	362,807

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	TBC Bank Group PLC	3,277	$70,758
	Telecom Plus PLC	7,802	189,668
*	THG PLC	25,199	15,363
Ω	TI Fluid Systems PLC	25,285	40,149
	Topps Tiles PLC	21,096	9,277
	TP ICAP Group PLC	106,776	225,191
	Travis Perkins PLC	31,569	297,533
	Treatt PLC	969	7,224
*	Trellus Health PLC	1,748	226
#*	Tremor International Ltd.	6,705	26,273
#*	Tremor International Ltd., ADR	2,139	16,941
	Tribal Group PLC	5,915	4,499
	Trifast PLC	13,605	9,830
	TT Electronics PLC	25,526	39,490
*	Tullow Oil PLC	157,616	73,252
	Tyman PLC	22,737	50,030
*	Verici Dx PLC	804	129
	Vertu Motors PLC	37,928	19,923
	Vesuvius PLC	33,003	128,211
	Victrex PLC	10,684	202,919
	VIDENDUM PLC	5,654	83,280
	Virgin Money UK PLC	139,019	216,673
	Vistry Group PLC	27,037	187,082
	Volex PLC	13,130	37,227
	Volution Group PLC	23,637	83,669
	Vp PLC	3,850	31,525
*Ω	Watches of Switzerland Group PLC	22,625	201,739
	Watkin Jones PLC	29,876	31,996
*	WH Smith PLC	13,343	180,389
	Wickes Group PLC	30,483	44,385
	Wilmington PLC	6,879	22,900
	Wincanton PLC	16,482	62,468
*	Xaar PLC	10,372	20,293
	XP Power Ltd.	2,076	41,748
	XPS Pensions Group PLC	19,564	26,656
	Young & Co’s Brewery PLC	1	7
	Young & Co’s Brewery PLC, Class A	2,876	31,058
	Zotefoams PLC	3,070	10,394

TOTAL UNITED KINGDOM			27,483,220

UNITED STATES — (0.1%)
#	ADTRAN Holdings, Inc.	5,106	115,619
*	GXO Logistics, Inc.	130	4,728
	Hecla Mining Co.	842	3,849
	Noble Corp. PLC	4,528	160,944
	VAALCO Energy, Inc.	7,265	37,415

TOTAL UNITED STATES			322,555

TOTAL COMMON STOCKS			228,218,914

PREFERRED STOCKS — (0.3%)

GERMANY — (0.3%)
	Draegerwerk AG & Co. KGaA	1,189	47,842
	Fuchs Petrolub SE	8,760	250,878
	Jungheinrich AG	6,075	150,970
	Sixt SE	2,132	124,179
	STO SE & Co. KGaA	368	47,402

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value»
GERMANY — (Continued)
Villeroy & Boch AGSeries A	1,074	$17,936

TOTAL GERMANY		639,207

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
* Arafura Resources Ltd. Warrants 2/25/24	13,341	452
#* Medical Developments International Ltd. Warrants 9/30/24	229	18

TOTAL AUSTRALIA		470

AUSTRIA — (0.0%)
*†† CA Immobilien Anlagen AG Rights 07/26/22	7,475	0
* S Immo AG 8/11/23	5,724	0

CANADA — (0.0%)
* Treasury Metals, Inc. Warrants 08/07/23	459	13

HONG KONG — (0.0%)
* MECOM Power & Construction Ltd. Warrants 05/16/23	7,100	70

ITALY — (0.0%)
* Webuild SpA Warrants 08/02/30	1,925	0

SINGAPORE — (0.0%)
* Ezion Holdings Ltd. Warrants 04/16/23	61,932	0

TOTAL RIGHTS/WARRANTS		553

TOTAL INVESTMENT SECURITIES (Cost $274,216,183)		228,858,674

		Value†
SECURITIES LENDING COLLATERAL — (5.7%)
@§ The DFA Short Term Investment Fund	1,201,923	13,895,431

TOTAL INVESTMENTS — (100.0%) (Cost $288,117,435)		$242,754,105

As of October 31, 2022, VA International Small Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	35	12/16/22	$6,777,767	$6,795,250	$17,483

Total Futures Contracts			$6,777,767	$6,795,250	$17,483

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$64,820	$15,224,327	$91,080	$15,380,227
Austria	9,557	2,968,883	—	2,978,440

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Belgium	$81,679	$3,310,693	—	$3,392,372
Canada	30,208,301	77,549	—	30,285,850
China	100,348	75,647	—	175,995
Denmark	—	5,363,820	—	5,363,820
Finland	—	5,121,487	—	5,121,487
France	40,074	10,919,880	$599	10,960,553
Germany	—	13,150,241	—	13,150,241
Hong Kong	—	4,503,108	22,893	4,526,001
Ireland	—	1,432,916	—	1,432,916
Israel	85,741	3,662,736	—	3,748,477
Italy	—	7,772,130	—	7,772,130
Japan	74,060	55,576,854	—	55,650,914
Netherlands	—	4,774,529	—	4,774,529
New Zealand	—	1,057,341	—	1,057,341
Norway	47,725	2,807,316	—	2,855,041
Portugal	—	881,138	—	881,138
Singapore	—	2,619,396	6,315	2,625,711
Spain	—	5,168,158	—	5,168,158
Sweden	24,537	6,083,029	—	6,107,566
Switzerland	—	17,004,232	—	17,004,232
United Kingdom	16,941	27,463,598	2,681	27,483,220
United States	206,936	115,619	—	322,555
Preferred Stocks
Germany	—	639,207	—	639,207
Rights/Warrants
Australia	—	470	—	470
Canada	—	13	—	13
Hong Kong	—	70	—	70
Securities Lending Collateral	—	13,895,431	—	13,895,431
Futures Contracts**	17,483	—	—	17,483

TOTAL	$30,978,202	$211,669,818	$123,568^	$242,771,588

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value†
COMMON STOCKS — (98.7%)
COMMUNICATION SERVICES — (0.3%)
*	Charter Communications, Inc., Class A	19,988	$7,347,989
*	Live Nation Entertainment, Inc.	453	36,063

TOTAL COMMUNICATION SERVICES			7,384,052

CONSUMER DISCRETIONARY — (18.0%)
*	Amazon.com, Inc.	821,089	84,112,357
	Best Buy Co., Inc.	54,489	3,727,592
*	Booking Holdings, Inc.	5,394	10,083,975
*	Bright Horizons Family Solutions, Inc.	187	12,215
*	Burlington Stores, Inc.	27,456	3,925,110
	Darden Restaurants, Inc.	8,483	1,214,257
	Dollar General Corp.	37,369	9,530,963
#*	Etsy, Inc.	34,469	3,236,984
	Genuine Parts Co.	6,527	1,160,892
	Hilton Worldwide Holdings, Inc.	46,233	6,253,476
	Home Depot, Inc.	322,959	95,637,849
	Lowe’s Cos., Inc.	212,743	41,474,248
*	Lululemon Athletica, Inc.	16,356	5,381,778
	Marriott International, Inc., Class A	76,267	12,211,109
	McDonald’s Corp.	15,927	4,342,656
	NIKE, Inc., Class B	196,088	18,173,436
*	O’Reilly Automotive, Inc.	29,564	24,750,094
	Pool Corp.	16,700	5,080,641
	Ross Stores, Inc.	137,356	13,143,596
	Starbucks Corp.	343,683	29,759,511
	Target Corp.	93,818	15,409,606
	TJX Cos., Inc.	193,089	13,921,717
	Tractor Supply Co.	61,121	13,432,562
	Travel & Leisure Co.	2,115	80,328
*	Ulta Beauty, Inc.	14,851	6,228,064
	Williams-Sonoma, Inc.	7,257	898,634
	Yum! Brands, Inc.	12,200	1,442,650

TOTAL CONSUMER DISCRETIONARY			424,626,300

CONSUMER STAPLES — (13.1%)
	Altria Group, Inc.	473,547	21,911,020
*	BJ’s Wholesale Club Holdings, Inc.	7,300	565,020
	Brown-Forman Corp., Class A	14,262	980,798
	Brown-Forman Corp., Class B	82,623	5,618,364
	Clorox Co.	71,957	10,508,600
	Coca-Cola Co.	894,287	53,523,077
	Colgate-Palmolive Co.	104,771	7,736,291
	Costco Wholesale Corp.	66,612	33,405,918
	Estee Lauder Cos., Inc., Class A	29,099	5,834,058
*	Herbalife Nutrition Ltd.	67,088	1,426,291
	Hershey Co.	58,235	13,904,771
	Kellogg Co.	27,920	2,144,814
	Kimberly-Clark Corp.	106,176	13,214,665
	Lamb Weston Holdings, Inc.	67,768	5,842,957
	PepsiCo, Inc.	328,762	59,696,604
	Procter & Gamble Co.	456,608	61,491,399
	Sysco Corp.	131,152	11,352,517

TOTAL CONSUMER STAPLES			309,157,164

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (0.9%)
	APA Corp.	35,128	$1,596,919
	Cheniere Energy, Inc.	60,161	10,613,002
	Hess Corp.	28,845	4,069,452
	Occidental Petroleum Corp.	52,200	3,789,720
*	Southwestern Energy Co.	21,100	146,223

TOTAL ENERGY			20,215,316

FINANCIALS — (3.3%)
	Ameriprise Financial, Inc.	35,767	11,056,295
	Aon PLC, Class A	60,490	17,027,330
#*	Credit Acceptance Corp.	155	72,171
	Erie Indemnity Co., Class A	100	25,701
	FactSet Research Systems, Inc.	14,165	6,027,066
	LPL Financial Holdings, Inc.	18,799	4,805,964
	MarketAxess Holdings, Inc.	7,981	1,947,683
	Marsh & McLennan Cos., Inc.	50,826	8,207,891
	Moody’s Corp.	39,823	10,547,918
	MSCI, Inc.	40,997	19,221,854
	S&P Global, Inc.	337	108,261

TOTAL FINANCIALS			79,048,134

HEALTH CARE — (15.6%)
	AbbVie, Inc.	601,705	88,089,612
	AmerisourceBergen Corp.	82,614	12,988,573
	Amgen, Inc.	200,839	54,296,824
*	Avantor, Inc.	3,423	69,042
	Cardinal Health, Inc.	122,721	9,314,524
*	DaVita, Inc.	24,000	1,752,240
*	Edwards Lifesciences Corp.	3	217
	Eli Lilly & Co.	193,683	70,130,677
	Encompass Health Corp.	1,257	68,431
*	Enhabit, Inc.	628	7,800
	HCA Healthcare, Inc.	32,550	7,078,648
*	IDEXX Laboratories, Inc.	38,467	13,835,810
*	IQVIA Holdings, Inc.	28,245	5,922,129
	Johnson & Johnson	378,568	65,859,475
	Merck & Co., Inc.	949	96,039
*	Mettler-Toledo International, Inc.	14,091	17,824,129
*	Molina Healthcare, Inc.	3,110	1,116,055
	Organon & Co.	14,767	386,600
*	Waters Corp.	15,386	4,603,030
	West Pharmaceutical Services, Inc.	367	84,447
	Zoetis, Inc.	98,882	14,909,428

TOTAL HEALTH CARE			368,433,730

INDUSTRIALS — (12.4%)
	Allegion PLC	37,179	3,895,244
*	Avis Budget Group, Inc.	2,600	614,796
*	Boeing Co.	82,836	11,804,958
	Booz Allen Hamilton Holding Corp., Class A	52,858	5,753,593
	Caterpillar, Inc.	56,130	12,149,900
	CH Robinson Worldwide, Inc.	2,760	269,707
	Cintas Corp.	23,873	10,206,901
*	Copart, Inc.	346	39,797
	Deere & Co.	6,490	2,568,872
*	Delta Air Lines, Inc.	1,279	43,397
#	Equifax, Inc.	3,058	518,453
	Fastenal Co.	238,536	11,528,445

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	General Dynamics Corp.	282	$70,444
	HEICO Corp.	583	94,819
	HEICO Corp., Class A	338	43,027
	Honeywell International, Inc.	22,999	4,692,256
	Illinois Tool Works, Inc.	82,359	17,586,117
	JB Hunt Transport Services, Inc.	8,165	1,396,787
	Lennox International, Inc.	15,817	3,694,377
	Lockheed Martin Corp.	78,508	38,208,273
	Masco Corp.	101,751	4,708,019
	Old Dominion Freight Line, Inc.	20,929	5,747,103
	Robert Half International, Inc.	34,393	2,629,689
	Rockwell Automation, Inc.	44,566	11,377,700
	Rollins, Inc.	87,155	3,667,482
	Toro Co.	31,222	3,291,735
	Trane Technologies PLC	35,730	5,703,580
	Union Pacific Corp.	220,349	43,439,602
	United Parcel Service, Inc., Class B	240,120	40,284,932
	Verisk Analytics, Inc.	51,226	9,365,650
	Waste Management, Inc.	122,177	19,349,172
	WW Grainger, Inc.	29,186	17,054,839

TOTAL INDUSTRIALS			291,799,666

INFORMATION TECHNOLOGY — (34.2%)
	Accenture PLC, Class A	152,384	43,261,818
*	Adobe, Inc.	40,438	12,879,503
*	Advanced Micro Devices, Inc.	568	34,114
	Amphenol Corp., Class A	99,555	7,549,256
	Apple, Inc.	742,760	113,894,818
	Applied Materials, Inc.	220,549	19,472,271
*	Autodesk, Inc.	18,038	3,865,543
	Automatic Data Processing, Inc.	103,500	25,015,950
	Broadcom, Inc.	97,357	45,769,473
	Broadridge Financial Solutions, Inc.	47,631	7,147,508
	CDW Corp.	96,150	16,615,682
*	Enphase Energy, Inc.	19,401	5,956,107
*	Fair Isaac Corp.	9,468	4,533,657
*	FleetCor Technologies, Inc.	1,591	296,117
*	Fortinet, Inc.	102,465	5,856,899
*	Gartner, Inc.	27,282	8,236,981
	International Business Machines Corp.	223,254	30,873,796
	Jack Henry & Associates, Inc.	4,020	800,221
	KLA Corp.	44,582	14,107,974
	Lam Research Corp.	35,132	14,220,731
	Mastercard, Inc., Class A	273,601	89,790,376
	Microchip Technology, Inc.	10,380	640,861
	Microsoft Corp.	445,764	103,475,197
	NetApp, Inc.	106,145	7,352,664
	NVIDIA Corp.	208,866	28,190,644
	NXP Semiconductors NV	200	29,216
	Oracle Corp.	745,382	58,191,973
	Paychex, Inc.	120,418	14,246,654
*	Paycom Software, Inc.	1,045	361,570
	QUALCOMM, Inc.	345,514	40,653,177
	Seagate Technology Holdings PLC	121,222	6,019,885
	Teradyne, Inc.	7,999	650,719
	Texas Instruments, Inc.	240,897	38,695,285
	Visa, Inc., Class A	188,118	38,970,525

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
* Zebra Technologies Corp., Class A	1,069	$302,762

TOTAL INFORMATION TECHNOLOGY		807,959,927

MATERIALS — (0.9%)
Avery Dennison Corp.	56,729	9,618,402
* Berry Global Group, Inc.	1,406	66,532
Packaging Corp. of America	573	68,880
Sealed Air Corp.	18,321	872,446
Sherwin-Williams Co.	48,647	10,947,035

TOTAL MATERIALS		21,573,295

TOTAL COMMON STOCKS Cost ($1,312,118,133)		2,330,197,584

TEMPORARY CASH INVESTMENTS — (1.1%)
State Street Institutional U.S. Government Money Market Fund 3.010%	27,383,693	27,383,693

SECURITIES LENDING COLLATERAL — (0.2%)
@§ The DFA Short Term Investment Fund	350,408	4,051,065

TOTAL INVESTMENTS — (100.0%) (Cost $1,343,553,849)		$2,361,632,342

As of October 31, 2022, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	83	12/16/22	$16,833,982	$16,114,450	$(719,532)

Total Futures Contracts			$16,833,982	$16,114,450	$(719,532)

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$7,384,052	—	—	$7,384,052
Consumer Discretionary	424,626,300	—	—	424,626,300
Consumer Staples	309,157,164	—	—	309,157,164
Energy	20,215,316	—	—	20,215,316
Financials	79,048,134	—	—	79,048,134
Health Care	368,433,730	—	—	368,433,730
Industrials	291,799,666	—	—	291,799,666
Information Technology	807,959,927	—	—	807,959,927
Materials	21,573,295	—	—	21,573,295
Temporary Cash Investments	27,383,693	—	—	27,383,693
Securities Lending Collateral	—	$4,051,065	—	4,051,065
Futures Contracts**	(719,532)	—	—	(719,532)

TOTAL	$2,356,861,745	$4,051,065	—	$2,360,912,810

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

U.S. SMALL CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value†
COMMON STOCKS — (94.3%)
COMMUNICATION SERVICES — (3.1%)
#*	Bumble, Inc., Class A	5,929	$150,597
	Cable One, Inc.	313	269,002
*	Cargurus, Inc.	91,439	1,331,352
*	Cars.com, Inc.	1,891	26,247
	Cogent Communications Holdings, Inc.	4,822	253,203
*	Consolidated Communications Holdings, Inc.	89,483	462,627
*	DHI Group, Inc.	11,080	70,912
*	IDT Corp., Class B	30,329	790,374
*	IMAX Corp.	56,189	715,286
*	Iridium Communications, Inc.	92,938	4,789,095
	John Wiley & Sons, Inc., Class A	28,153	1,187,775
#*	Liberty Media Corp.-Liberty Braves, Class A	8,506	271,256
*	Liberty Media Corp.-Liberty Braves, Class C	30,841	961,006
	New York Times Co., Class A	77,291	2,238,347
	Nexstar Media Group, Inc., Class A	772	132,244
#*	PubMatic, Inc., Class A	21,586	375,596
#*	Sciplay Corp., Class A	20,891	292,265
	Shutterstock, Inc.	36,425	1,822,343
*	TechTarget, Inc.	22,303	1,439,659
*	Townsquare Media, Inc., Class A	12,185	92,119
#*	TripAdvisor, Inc.	85,494	2,019,368
*	WideOpenWest, Inc.	71,106	974,863
	World Wrestling Entertainment, Inc., Class A	42,314	3,338,151
*	Yelp, Inc.	64,802	2,489,045
*	Ziff Davis, Inc.	4,631	358,393

TOTAL COMMUNICATION SERVICES			26,851,125

CONSUMER DISCRETIONARY — (15.2%)
#	Cheesecake Factory, Inc.	40,757	1,459,508
	Academy Sports & Outdoors, Inc.	13,820	608,495
	Acushnet Holdings Corp.	66,123	3,079,348
*	American Axle & Manufacturing Holdings, Inc.	597	5,785
	Arko Corp.	79,311	812,938
*	Asbury Automotive Group, Inc.	1,580	249,245
	Autoliv, Inc.	1,340	107,669
*	AutoNation, Inc.	24,012	2,552,716
	Bloomin’ Brands, Inc.	100,772	2,419,536
*	Boot Barn Holdings, Inc.	27,018	1,534,622
	Boyd Gaming Corp.	2,041	117,888
*	Bright Horizons Family Solutions, Inc.	8,130	531,052
	Brunswick Corp.	40,604	2,869,485
	Buckle, Inc.	41,465	1,630,818
	Build-A-Bear Workshop, Inc.	13,697	240,930
	Caleres, Inc.	32,673	892,953
	Camping World Holdings, Inc., Class A	33,349	928,103
*	Capri Holdings Ltd.	5,521	252,199
*	CarParts.com, Inc.	73,665	344,752
	Carriage Services, Inc.	19,821	483,831
#	Carter’s, Inc.	34,783	2,360,722
*	Cavco Industries, Inc.	9,150	2,074,031
*	Chegg, Inc.	65,465	1,412,080
*	Chico’s FAS, Inc.	85,102	500,400
*	Children’s Place, Inc.	1,901	76,952
	Choice Hotels International, Inc.	9,160	1,189,334
	Columbia Sportswear Co.	36,122	2,691,089

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Cracker Barrel Old Country Store, Inc.	19,601	$2,238,826
*	Dave & Buster’s Entertainment, Inc.	23,471	935,319
*	Deckers Outdoor Corp.	1,059	370,576
*	Denny’s Corp.	885	10,027
	Designer Brands, Inc., Class A	48,245	734,771
#*	Destination XL Group, Inc.	43,023	287,394
#	Dillard’s, Inc., Class A	7,664	2,519,847
#	Dine Brands Global, Inc.	5,462	393,756
*	Dorman Products, Inc.	28,098	2,293,359
#*	Envela Corp.	3,303	17,341
*	Everi Holdings, Inc.	27,277	517,717
*	Fox Factory Holding Corp.	33,551	2,947,455
*	frontdoor, Inc.	15,065	332,334
*	Funko, Inc., Class A	39,742	820,672
	Gentex Corp.	59,643	1,579,943
*	Gentherm, Inc.	31,750	1,854,835
*	Grand Canyon Education, Inc.	27,211	2,738,243
	H&R Block, Inc.	146,136	6,013,496
#	Hanesbrands, Inc.	294,799	2,010,529
	Harley-Davidson, Inc.	20,528	882,704
*	Helen of Troy Ltd.	9,573	905,797
	Hibbett, Inc.	1,296	80,896
*	Hilton Grand Vacations, Inc.	2,112	82,875
	Installed Building Products, Inc.	34,225	2,943,350
#	International Game Technology PLC	2,090	41,905
#	Jack in the Box, Inc.	4,336	382,565
	JOANN, Inc.	8,978	47,494
#	Kontoor Brands, Inc.	46,974	1,676,972
#	LCI Industries	8,018	850,790
	Leggett & Platt, Inc.	100,837	3,403,249
#*	Lindblad Expeditions Holdings, Inc.	9,309	78,103
#*	Liquidity Services, Inc.	31,500	541,170
#*	Lovesac Co.	6,077	147,914
*	Malibu Boats, Inc., Class A	21,397	1,131,901
#	Marine Products Corp.	21,606	216,060
*	MasterCraft Boat Holdings, Inc.	21,009	457,156
*	Mattel, Inc.	96,692	1,833,280
	Murphy USA, Inc.	31,431	9,885,364
	Nathan’s Famous, Inc.	430	28,058
#*	National Vision Holdings, Inc.	49,375	1,828,850
*	Noodles & Co.	46,583	271,113
#	Nordstrom, Inc.	87,523	1,780,218
#*	Ollie’s Bargain Outlet Holdings, Inc.	11,678	653,968
*	ONE Group Hospitality, Inc.	29,261	218,872
	Oxford Industries, Inc.	12,523	1,273,965
	Papa John’s International, Inc.	6,657	483,498
#	PetMed Express, Inc.	10,033	213,904
*	PlayAGS, Inc.	16,474	110,705
#	Polaris, Inc.	22,785	2,314,956
	RCI Hospitality Holdings, Inc.	1,500	126,645
#*	Red Robin Gourmet Burgers, Inc.	1,082	8,894
#	Red Rock Resorts, Inc., Class A	49,765	2,072,712
	Rent-A-Center, Inc.	16,079	335,247
#*	Revolve Group, Inc.	29,261	702,264
*	RH	400	101,572
	Ruth’s Hospitality Group, Inc.	28,229	586,599
*	Sally Beauty Holdings, Inc.	91,047	1,157,207
*	SeaWorld Entertainment, Inc.	82,730	4,811,577
*	Shake Shack, Inc., Class A	8,096	449,895

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Skyline Champion Corp.	49,489	$2,880,755
#*	Sleep Number Corp.	9,587	265,943
*	Sonos, Inc.	106,810	1,721,777
	Steven Madden Ltd.	70,570	2,107,926
*	Stride, Inc.	8,883	297,669
	Tempur Sealy International, Inc.	66,741	1,794,665
#*	Tenneco, Inc., Class A	13,600	267,920
	Texas Roadhouse, Inc.	43,898	4,343,707
*	TopBuild Corp.	16,575	2,820,070
#*	Victoria’s Secret & Co.	35,914	1,350,366
*	Visteon Corp.	28,214	3,681,081
	Wendy’s Co.	200,091	4,157,891
	Winmark Corp.	1,241	312,285
	Wolverine World Wide, Inc.	43,729	749,078
	Wyndham Hotels & Resorts, Inc.	2,225	168,944
#*	XPEL, Inc.	4,019	278,075
*	YETI Holdings, Inc.	35,238	1,130,435

TOTAL CONSUMER DISCRETIONARY			133,491,772

CONSUMER STAPLES — (6.3%)
*	BJ’s Wholesale Club Holdings, Inc.	94,971	7,350,755
#*	Boston Beer Co., Inc. , Class A	1,174	438,242
	Calavo Growers, Inc.	8,712	301,348
	Cal-Maine Foods, Inc.	23,661	1,337,083
	Casey’s General Stores, Inc.	2,973	691,847
*	Chefs’ Warehouse, Inc.	34,948	1,280,145
	Coca-Cola Consolidated, Inc.	7,412	3,609,718
*	Coty, Inc., Class A	10,966	73,582
*	Duckhorn Portfolio, Inc.	2,682	39,211
*	elf Beauty, Inc.	61,168	2,646,128
#	Energizer Holdings, Inc.	61,093	1,764,977
	Flowers Foods, Inc.	162,831	4,674,878
#*	Fresh Market, Inc.	15,766	0
#*	Freshpet, Inc.	9,026	532,083
*	Grocery Outlet Holding Corp.	43,424	1,501,168
	Inter Parfums, Inc.	33,118	2,678,584
	J&J Snack Foods Corp.	18,372	2,711,891
	John B. Sanfilippo & Son, Inc.	7,860	655,603
	Lancaster Colony Corp.	21,652	3,903,423
	Medifast, Inc.	10,540	1,233,075
#	MGP Ingredients, Inc.	19,611	2,197,413
	National Beverage Corp.	60,943	2,889,917
	Nu Skin Enterprises, Inc., Class A	20,748	792,366
	PriceSmart, Inc.	24,253	1,551,464
#	Reynolds Consumer Products, Inc.	37,588	1,147,938
*	Simply Good Foods Co.	12,300	471,090
*	Sprouts Farmers Market, Inc.	117,824	3,475,808
#	Tootsie Roll Industries, Inc.	35,780	1,445,154
	Turning Point Brands, Inc.	21,840	514,550
	United-Guardian, Inc.	2,424	32,748
*	USANA Health Sciences, Inc.	21,779	1,143,615
	Vector Group Ltd.	4,047	42,979
*	Vital Farms, Inc.	8,455	111,944
#	WD-40 Co.	12,889	2,064,302

TOTAL CONSUMER STAPLES			55,305,029

ENERGY — (5.1%)
	Arch Resources, Inc.	7,434	1,132,124

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Brigham Minerals, Inc., Class A	49,380	$1,530,780
	Cactus, Inc., Class A	34,403	1,779,323
	California Resources Corp.	4,976	224,467
	ChampionX Corp.	79,630	2,279,011
	Chord Energy Corp.	2,985	456,974
*	Comstock Resources, Inc.	134,639	2,528,520
	CONSOL Energy, Inc.	32,173	2,027,542
#	Core Laboratories NV	29,905	581,951
	CVR Energy, Inc.	51,128	1,997,060
*	Denbury, Inc.	34,440	3,148,160
#*	Earthstone Energy, Inc., Class A	5,402	87,296
#*	Empire Petroleum Corp.	729	11,664
	EnLink Midstream LLC	259,416	3,081,862
	Equitrans Midstream Corp.	120,834	1,017,422
	Evolution Petroleum Corp.	42,737	337,195
#*	Gulfport Energy Corp.	11,911	1,066,154
*	Kosmos Energy Ltd.	340,726	2,211,312
#	Magnolia Oil & Gas Corp., Class A	122,709	3,151,167
	Matador Resources Co.	61,348	4,076,575
*	Nabors Industries Ltd.	2,472	430,202
*	NexTier Oilfield Solutions, Inc.	214,647	2,163,642
*	Oceaneering International, Inc.	21,909	306,507
*	Par Pacific Holdings, Inc.	40,252	920,966
	PDC Energy, Inc.	1,792	129,275
	Range Resources Corp.	14,639	416,919
	Riley Exploration Permian, Inc.	415	12,064
	RPC, Inc.	90,102	1,002,835
*	SandRidge Energy, Inc.	2,468	46,620
#*	SilverBow Resources, Inc.	15,100	535,597
#	Sitio Royalties Corp.	625	17,725
	SM Energy Co.	21,208	953,936
*	Southwestern Energy Co.	360,020	2,494,939
*	Talos Energy, Inc.	1,946	41,411
*	TETRA Technologies, Inc.	133,283	658,418
*	Valaris Ltd.	2,052	137,340
*	Weatherford International PLC	37,223	1,551,455

TOTAL ENERGY			44,546,410

FINANCIALS — (6.6%)
	AMERISAFE, Inc.	13,034	761,316
	Artisan Partners Asset Management, Inc., Class A	57,145	1,629,204
#*	Atlanticus Holdings Corp.	3,137	89,593
#	B. Riley Financial, Inc.	16,420	667,966
	BancFirst Corp.	9,124	874,262
	Bank of Hawaii Corp.	3,677	279,268
	BGC Partners, Inc., Class A	321,616	1,273,599
	BrightSphere Investment Group, Inc.	48,260	908,253
	City Holding Co.	2,389	240,931
*	Coastal Financial Corp.	11,867	553,240
	Cohen & Steers, Inc.	46,963	2,825,294
*	Columbia Financial, Inc.	20,427	419,571
#*	Credit Acceptance Corp.	307	142,945
#	Curo Group Holdings Corp.	15,096	78,046
	Diamond Hill Investment Group, Inc.	2,787	501,521
*	Donnelley Financial Solutions, Inc.	32,328	1,307,021
	Esquire Financial Holdings, Inc.	317	14,322
	Evercore, Inc., Class A	34,456	3,621,326
	Federated Hermes, Inc.	78,858	2,740,316
	First Financial Bankshares, Inc.	38,571	1,484,598

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Greenhill & Co., Inc.	17,187	$121,856
#	Hamilton Lane, Inc., Class A	27,376	1,637,632
	HCI Group, Inc.	1,019	37,336
	Houlihan Lokey, Inc.	36,651	3,273,667
	Kinsale Capital Group, Inc.	15,683	4,942,811
	Lakeland Financial Corp.	23,841	1,970,459
	Lazard Ltd., Class A	82,974	3,128,950
#	Moelis & Co., Class A	55,721	2,365,914
*	Open Lending Corp., Class A	46,377	332,523
*	Palomar Holdings, Inc.	14,642	1,302,552
	PJT Partners, Inc., Class A	23,836	1,773,398
	Primerica, Inc.	27,145	3,927,881
	RLI Corp.	37,498	4,877,365
	Selective Insurance Group, Inc.	266	26,089
	ServisFirst Bancshares, Inc.	41,710	3,142,014
	Silvercrest Asset Management Group, Inc., Class A	6,753	128,239
	SLM Corp.	6,192	102,725
	Stock Yards Bancorp, Inc.	15,304	1,196,620
	TFS Financial Corp.	15,148	212,829
	Virtu Financial, Inc., Class A	79,958	1,789,460
	Westamerica BanCorp.	14,823	929,847
#	WisdomTree Investments, Inc.	149,007	809,108

TOTAL FINANCIALS			58,441,867

HEALTH CARE — (11.3%)
*	Acadia Healthcare Co., Inc.	2,800	227,640
#*	Accuray, Inc.	87,553	178,608
*	Addus HomeCare Corp.	9,877	1,011,602
#*	Agiliti, Inc.	18,908	330,323
*	Alkermes PLC	95,814	2,174,978
*	Amedisys, Inc.	18,554	1,810,685
*	AMN Healthcare Services, Inc.	47,108	5,912,054
*	Amneal Pharmaceuticals, Inc.	25,540	56,188
*	Amphastar Pharmaceuticals, Inc.	43,718	1,350,886
#*	Apollo Medical Holdings, Inc.	9,318	330,416
*	Arcus Biosciences, Inc.	7,441	189,597
*	Artivion, Inc.	15,636	174,498
*	AtriCure, Inc.	20,724	872,895
	Atrion Corp.	1,559	935,883
#*	Avid Bioservices, Inc.	10,284	174,211
*	Catalyst Pharmaceuticals, Inc.	78,643	1,090,778
#*	Certara, Inc.	428	5,234
	Chemed Corp.	1,850	863,710
#*	Collegium Pharmaceutical, Inc.	29,527	529,714
#	CONMED Corp.	25,543	2,036,543
#*	Corcept Therapeutics, Inc.	80,976	2,315,914
*	CorVel Corp.	20,184	3,314,415
*	Cross Country Healthcare, Inc.	32,226	1,195,262
#*	Dynavax Technologies Corp.	969	11,095
	Encompass Health Corp.	21,592	1,175,469
*	Enhabit, Inc.	10,796	134,086
	Ensign Group, Inc.	47,396	4,255,213
*	Evolent Health, Inc., Class A	61,978	1,971,520
*	Exelixis, Inc.	51,197	848,846
#*	Globus Medical, Inc., Class A	19,245	1,289,415
*	Haemonetics Corp.	19,635	1,667,993
*	Halozyme Therapeutics, Inc.	87,904	4,202,690
#*	Harmony Biosciences Holdings, Inc.	33,776	1,756,352
*	HealthEquity, Inc.	14,527	1,131,799

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	InfuSystem Holdings, Inc.	21,655	$165,228
*	Innoviva, Inc.	37,009	501,842
*	Integra LifeSciences Holdings Corp.	55,229	2,775,257
	iRadimed Corp.	1,300	37,765
#*	Ironwood Pharmaceuticals, Inc.	137,416	1,503,331
*	Joint Corp.	16,468	272,051
*	Lantheus Holdings, Inc.	52,771	3,904,526
	LeMaitre Vascular, Inc.	21,356	926,850
*	LHC Group, Inc.	7,529	1,258,096
*	LivaNova PLC	4,816	226,834
*	Maravai LifeSciences Holdings, Inc., Class A	7,983	132,518
*	Medpace Holdings, Inc.	33,865	7,517,353
*	Meridian Bioscience, Inc.	33,658	1,076,046
*	Merit Medical Systems, Inc.	51,387	3,533,884
*	ModivCare, Inc.	12,561	1,221,432
	National Research Corp.	22,003	896,182
*	Neogen Corp.	88,346	1,166,167
*	NextGen Healthcare, Inc.	62,314	1,248,773
*	NuVasive, Inc.	46,444	2,049,574
*	Omnicell, Inc.	15,510	1,199,233
*	Option Care Health, Inc.	111,272	3,367,091
*	Organogenesis Holdings, Inc.	22,737	74,577
#*	OrthoPediatrics Corp.	196	8,328
	Owens & Minor, Inc.	41,529	705,993
*	Pacira BioSciences, Inc.	40,849	2,114,344
	Patterson Cos., Inc.	95,709	2,485,563
*	Pediatrix Medical Group, Inc.	457	8,866
*	Pennant Group, Inc.	25,050	308,366
*	Prothena Corp. PLC	33,951	2,085,950
*	Puma Biotechnology, Inc.	18,792	40,967
*	QuidelOrtho Corp.	1,159	104,101
*	R1 RCM, Inc.	10,413	183,894
*	RadNet, Inc.	60,270	1,152,362
	Select Medical Holdings Corp.	122,051	3,134,270
*	Semler Scientific, Inc.	1,124	47,219
	SIGA Technologies, Inc.	53,496	491,628
*	Sotera Health Co.	22,982	158,116
#*	Surgery Partners, Inc.	36,289	986,698
*	Surmodics, Inc.	8,716	297,564
*	Syndax Pharmaceuticals, Inc.	50,222	1,153,097
*	Tenet Healthcare Corp.	39,915	1,770,629
	U.S. Physical Therapy, Inc.	11,447	1,016,494
*	UFP Technologies, Inc.	6,656	624,666
	Utah Medical Products, Inc.	3,146	281,724

TOTAL HEALTH CARE			99,741,961

INDUSTRIALS — (23.5%)
	AAON, Inc.	51,440	3,317,366
	Acuity Brands, Inc.	5,431	996,969
	Advanced Drainage Systems, Inc.	1,664	192,824
*	Aerojet Rocketdyne Holdings, Inc.	74,930	3,630,358
*	AeroVironment, Inc.	22,996	2,104,134
*	AerSale Corp.	802	17,002
	Alamo Group, Inc.	8,291	1,260,895
	Albany International Corp., Class A	29,336	2,687,764
	Allied Motion Technologies, Inc.	4,366	147,658
	Allison Transmission Holdings, Inc.	89,446	3,779,093
	Alta Equipment Group, Inc.	15,622	191,057
#*	Ameresco, Inc., Class A	21,723	1,313,807

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Apogee Enterprises, Inc.	20,660	$947,881
	Applied Industrial Technologies, Inc.	30,031	3,735,256
	Armstrong World Industries, Inc.	42,563	3,216,486
*	ASGN, Inc.	37,080	3,143,642
*	Atkore, Inc.	57,427	5,472,793
	Barrett Business Services, Inc.	6,720	586,118
*	Beacon Roofing Supply, Inc.	5,110	287,949
	Brady Corp., Class A	42,489	1,943,872
	Brink’s Co.	40,418	2,410,125
	BWX Technologies, Inc.	55,743	3,176,236
*	Casella Waste Systems, Inc., Class A	49,128	4,019,162
*	CBIZ, Inc.	47,093	2,337,697
#*	Chart Industries, Inc.	1,907	425,032
*	CIRCOR International, Inc.	14,500	299,715
*	Clean Harbors, Inc.	47,902	5,866,079
	Comfort Systems USA, Inc.	35,901	4,425,875
*	Construction Partners, Inc., Class A	38,299	1,192,631
#*	Copa Holdings SA, Class A	3,678	276,696
#*	Core & Main, Inc., Class A	6,328	149,214
	CRA International, Inc.	6,941	713,118
	Crane Holdings Co.	23,465	2,354,478
	CSW Industrials, Inc.	13,506	1,741,194
	Curtiss-Wright Corp.	3,467	581,867
#*	Daseke, Inc.	68,980	411,121
*	Distribution Solutions Group, Inc.	6,012	180,841
	Donaldson Co., Inc.	35,796	2,056,480
	Douglas Dynamics, Inc.	21,370	725,512
#*	Driven Brands Holdings, Inc.	1,350	43,173
*	Dycom Industries, Inc.	23,888	2,823,084
	EMCOR Group, Inc.	7,272	1,026,079
*	Energy Recovery, Inc.	23,853	613,738
	Enerpac Tool Group Corp.	49,991	1,270,271
*	Evoqua Water Technologies Corp.	116,876	4,579,202
	Exponent, Inc.	49,829	4,746,711
	Federal Signal Corp.	61,934	2,889,221
#*	Fluor Corp.	56,218	1,701,157
*	Forrester Research, Inc.	21,434	907,087
	Forward Air Corp.	25,727	2,723,717
*	Franklin Covey Co.	13,754	695,952
	Franklin Electric Co., Inc.	36,379	2,980,895
*	FTI Consulting, Inc.	23,399	3,641,586
	Global Industrial Co.	39,361	1,249,318
	Gorman-Rupp Co.	21,916	594,800
	GrafTech International Ltd.	140,055	712,880
	H&E Equipment Services, Inc.	36,573	1,380,996
	Healthcare Services Group, Inc.	6,200	86,552
	Helios Technologies, Inc.	26,079	1,478,419
	Herc Holdings, Inc.	26,530	3,120,193
	Hexcel Corp.	6,626	369,068
	Hillenbrand, Inc.	58,426	2,581,261
	HNI Corp.	12,422	360,114
*	Hudson Technologies, Inc.	42,676	393,046
	Huntington Ingalls Industries, Inc.	758	194,859
*	Huron Consulting Group, Inc.	10,983	808,678
*	IAA, Inc.	63,966	2,426,230
	ICF International, Inc.	9,975	1,193,309
*	Innovative Solutions & Support, Inc.	16,889	160,446
	Insperity, Inc.	29,896	3,528,326
	ITT, Inc.	18,412	1,406,493

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	John Bean Technologies Corp.	28,359	$2,586,341
	Kadant, Inc.	10,387	1,848,367
#	KBR, Inc.	8,052	400,748
	Kforce, Inc.	26,583	1,681,906
	Landstar System, Inc.	33,066	5,165,571
	Lincoln Electric Holdings, Inc.	2,948	418,616
	Lindsay Corp.	10,174	1,722,458
	Marten Transport Ltd.	64,792	1,216,146
*	Masonite International Corp.	23,302	1,666,792
*	MasTec, Inc.	5,180	399,274
	McGrath RentCorp.	18,096	1,701,929
#*	Montrose Environmental Group, Inc.	12,987	568,571
*	MRC Global, Inc.	23,443	235,133
	MSA Safety, Inc.	25,672	3,446,209
	MSC Industrial Direct Co., Inc., Class A	37,066	3,075,737
	Mueller Industries, Inc.	23,981	1,502,170
	Mueller Water Products, Inc., Class A	155,817	1,823,059
*	MYR Group, Inc.	15,606	1,365,681
*	NV5 Global, Inc.	14,228	2,062,349
#	Omega Flex, Inc.	9,145	863,288
*	PAM Transportation Services, Inc.	17,916	498,961
*	Parsons Corp.	3,811	178,660
*	PGT Innovations, Inc.	17,384	370,453
#	Pitney Bowes, Inc.	175,701	546,427
*	Quest Resource Holding Corp.	706	6,255
*	RBC Bearings, Inc.	2,916	739,293
*	RCM Technologies, Inc.	9,600	168,000
#*	Saia, Inc.	20,737	4,123,760
	Science Applications International Corp.	36,333	3,936,317
	Shyft Group, Inc.	34,021	781,803
	Simpson Manufacturing Co., Inc.	38,477	3,289,014
*	SiteOne Landscape Supply, Inc.	22,406	2,596,183
*	SP Plus Corp.	22,039	816,104
*	SPX Technologies, Inc.	11,982	788,895
	Tecnoglass, Inc.	32,155	660,142
	Tennant Co.	17,287	1,006,968
	Terex Corp.	1,214	49,216
	Tetra Tech, Inc.	30,282	4,278,241
	Timken Co.	1,052	74,997
*	Titan International, Inc.	61,857	925,381
*	Transcat, Inc.	7,644	632,617
*	Trex Co., Inc.	19,135	920,202
*	TriNet Group, Inc.	58,213	3,782,681
	UFP Industries, Inc.	5,761	410,356
	Universal Logistics Holdings, Inc.	7,683	245,856
*	V2X, Inc.	9,948	407,769
	Valmont Industries, Inc.	15,121	4,826,926
*	Veritiv Corp.	9,681	1,125,513
*	Vicor Corp.	16,633	794,558
	Wabash National Corp.	26,676	577,535
	Watts Water Technologies, Inc., Class A	19,907	2,913,589
	Woodward, Inc.	14,985	1,374,124
*	XPO Logistics, Inc.	26,369	1,364,332
	Zurn Elkay Water Solutions Corp.	100,630	2,363,799

TOTAL INDUSTRIALS			206,328,130

INFORMATION TECHNOLOGY — (15.5%)
	A10 Networks, Inc.	60,722	1,020,130
*	ACI Worldwide, Inc.	84,153	2,047,442

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	ADTRAN Holdings, Inc.	33,384	$749,805
	Advanced Energy Industries, Inc.	36,397	2,862,624
*	Alarm.com Holdings, Inc.	23,338	1,373,208
	American Software, Inc., Class A	30,950	530,173
*	Appfolio, Inc., Class A	2,673	335,114
*	Axcelis Technologies, Inc.	32,228	1,869,224
	Badger Meter, Inc.	35,327	3,973,581
	Belden, Inc.	39,436	2,745,929
*	Blackbaud, Inc.	43,494	2,379,122
*	Box, Inc., Class A	64,927	1,886,129
*	Brightcove, Inc.	31,915	213,830
*	Calix, Inc.	45,413	3,344,213
*	Cambium Networks Corp.	8,885	171,925
	Cass Information Systems, Inc.	5,932	253,771
*	CEVA, Inc.	21,606	597,622
*	ChannelAdvisor Corp.	9,638	222,060
*	Cirrus Logic, Inc.	46,649	3,131,081
#*	Clearfield, Inc.	12,807	1,555,666
*	Coherent Corp.	15,540	522,299
*	CommScope Holding Co., Inc.	39,201	519,021
*	CommVault Systems, Inc.	27,280	1,661,079
*	Consensus Cloud Solutions, Inc.	14,019	787,027
*	CoreCard Corp.	1,121	27,464
*	Corsair Gaming, Inc.	532	7,342
	CSG Systems International, Inc.	35,427	2,291,064
	CTS Corp.	20,775	821,028
*	CyberOptics Corp.	835	45,065
*	Digi International, Inc.	26,756	1,079,069
*	DigitalOcean Holdings, Inc.	3,431	123,242
*	Diodes, Inc.	41,665	2,986,131
*	Duck Creek Technologies, Inc.	297	3,546
*	eGain Corp.	10,363	83,422
*	Envestnet, Inc.	47,825	2,358,251
*	Euronet Worldwide, Inc.	17,218	1,446,484
*	EverCommerce, Inc.	941	8,196
*	Everspin Technologies, Inc.	18,588	112,086
	EVERTEC, Inc.	75,014	2,686,251
*	ExlService Holdings, Inc.	32,295	5,872,846
*	Extreme Networks, Inc.	79,613	1,428,257
*	Fabrinet	38,187	4,368,593
*	FormFactor, Inc.	77,279	1,561,809
	Hackett Group, Inc.	33,459	730,745
*	Harmonic, Inc.	119,261	1,842,582
*	I3 Verticals, Inc., Class A	21,089	458,897
*	Identiv, Inc.	11,956	144,070
	Information Services Group, Inc.	32,366	175,747
#	InterDigital, Inc.	1,475	73,558
*	International Money Express, Inc.	18,533	500,947
	Jabil, Inc.	23,127	1,485,910
	Kulicke & Soffa Industries, Inc.	38,117	1,598,627
*	Lattice Semiconductor Corp.	57,805	2,804,121
	Littelfuse, Inc.	11,542	2,542,125
*	Lumentum Holdings, Inc.	19,683	1,465,399
*	Luna Innovations, Inc.	389	2,019
*	MACOM Technology Solutions Holdings, Inc., Class H	50,545	2,925,039
	Maximus, Inc.	39,324	2,425,111
*	MaxLinear, Inc.	49,236	1,520,408
*	MeridianLink, Inc.	15,920	286,560
*	Mitek Systems, Inc.	39,938	451,699

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	N-Able, Inc.	54,939	$594,989
*	Napco Security Technologies, Inc.	44,416	1,262,303
	National Instruments Corp.	64,890	2,477,500
*	NCR Corp.	20,488	435,575
*	Novanta, Inc.	25,239	3,568,795
	NVE Corp.	6,366	394,756
*	Onto Innovation, Inc.	3,287	219,703
*	OSI Systems, Inc.	14,291	1,174,434
*	Paya Holdings, Inc.	43,123	346,709
*	PDF Solutions, Inc.	3,386	79,842
*	Perficient, Inc.	32,190	2,155,764
*	Plexus Corp.	13,163	1,295,239
	Power Integrations, Inc.	30,202	2,014,775
#*	PowerSchool Holdings, Inc., Class A	8,757	175,140
	Progress Software Corp.	48,759	2,488,172
*	Qualys, Inc.	38,512	5,490,271
*	Rambus, Inc.	101,274	3,054,424
*	Rogers Corp.	7,209	1,696,494
#*	Sabre Corp.	9,919	57,629
	Sapiens International Corp. NV	42,167	829,425
*	Semtech Corp.	15,851	438,914
*	ShotSpotter, Inc.	5,363	203,794
*	Silicon Laboratories, Inc.	2,163	248,572
#*	SMART Global Holdings, Inc.	45,160	611,015
*	SPS Commerce, Inc.	11,823	1,495,846
*	Super Micro Computer, Inc.	7,025	488,870
	Switch, Inc., Class A	27,282	928,952
*	Synaptics, Inc.	27,127	2,403,452
*	Teradata Corp.	98,861	3,123,019
	TTEC Holdings, Inc.	42,090	1,871,742
	Universal Display Corp.	8,832	840,983
*	Veeco Instruments, Inc.	48,147	877,720
*	Verint Systems, Inc.	64,800	2,295,864
#*	Verra Mobility Corp.	161,926	2,764,077
*	Viavi Solutions, Inc.	211,010	3,186,251
	Vontier Corp.	60,790	1,161,089
	Western Union Co.	12,928	174,657
*	WEX, Inc.	309	50,719

TOTAL INFORMATION TECHNOLOGY			136,473,260

MATERIALS — (6.9%)
	Alpha Metallurgical Resources, Inc.	10,846	1,831,347
*	ATI, Inc.	81,463	2,424,339
	Avient Corp.	5,514	190,178
*	Axalta Coating Systems Ltd.	96,446	2,249,121
	Balchem Corp.	19,287	2,696,323
*	Bioceres Crop Solutions Corp.	1,438	20,793
	Cabot Corp.	59,523	4,373,750
	Chase Corp.	7,250	683,023
	Chemours Co.	141,703	4,056,957
	Compass Minerals International, Inc.	30,155	1,192,329
	Eagle Materials, Inc.	33,514	4,099,097
*	Ferroglobe PLC	74,826	436,236
	Graphic Packaging Holding Co.	249,088	5,719,060
	Hawkins, Inc.	17,440	785,323
	HB Fuller Co.	1,409	98,221
*	Ingevity Corp.	36,205	2,435,510
	Innospec, Inc.	8,649	864,814
#*	Livent Corp.	118,815	3,750,990

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†
MATERIALS — (Continued)
Louisiana-Pacific Corp.	89,528	$5,071,761
* LSB Industries, Inc.	37,723	665,057
Materion Corp.	6,588	564,657
#* MP Materials Corp.	12,766	383,491
Myers Industries, Inc.	39,715	805,817
NewMarket Corp.	6,116	1,861,343
* O-I Glass, Inc.	12,766	208,213
Olin Corp.	5,482	290,272
Orion Engineered Carbons SA	52,362	835,698
# Scotts Miracle-Gro Co.	15,282	701,597
Sensient Technologies Corp.	31,254	2,233,411
Silgan Holdings, Inc.	90,412	4,281,912
* Smith-Midland Corp.	112	2,578
Sonoco Products Co.	17,458	1,083,793
Sylvamo Corp.	25,420	1,224,481
United States Lime & Minerals, Inc.	35	4,415
Valvoline, Inc.	82,413	2,419,646

TOTAL MATERIALS		60,545,553

REAL ESTATE — (0.3%)
Marcus & Millichap, Inc.	1,600	58,944
RMR Group, Inc., Class A	14,506	397,029
St. Joe Co.	51,267	1,821,517

TOTAL REAL ESTATE		2,277,490

UTILITIES — (0.5%)
New Jersey Resources Corp.	51,174	2,284,407
# Ormat Technologies, Inc.	25,840	2,337,228

TOTAL UTILITIES		4,621,635

TOTAL COMMON STOCKS		828,624,232

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	2,460	54,440

TOTAL INVESTMENT SECURITIES (Cost $608,356,175)		828,678,672

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 3.010%	797,949	797,949

SECURITIES LENDING COLLATERAL — (5.6%)
@§ The DFA Short Term Investment Fund	4,267,719	49,339,103

TOTAL INVESTMENTS — (100.0%) (Cost $658,511,819)		$878,815,724

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$26,851,125	—	—	$26,851,125
Consumer Discretionary	133,491,772	—	—	133,491,772
Consumer Staples	55,305,029	—	—	55,305,029
Energy	44,546,410	—	—	44,546,410
Financials	58,441,867	—	—	58,441,867
Health Care	99,741,961	—	—	99,741,961
Industrials	206,328,130	—	—	206,328,130
Information Technology	136,473,260	—	—	136,473,260
Materials	60,545,553	—	—	60,545,553
Real Estate	2,277,490	—	—	2,277,490
Utilities	4,621,635	—	—	4,621,635
Preferred Stocks
Communication Services	54,440	—	—	54,440
Temporary Cash Investments	797,949	—	—	797,949
Securities Lending Collateral	—	$49,339,103	—	49,339,103

TOTAL	$829,476,621	$49,339,103	—	$878,815,724

See accompanying Notes to Financial Statements.

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (94.2%)
AUSTRALIA — (7.0%)
	ALS Ltd.	36,559	$267,430
	Altium Ltd.	2,100	47,416
	Ampol Ltd.	19,852	346,255
	ARB Corp. Ltd.	1,192	22,132
	Aristocrat Leisure Ltd.	26,302	624,303
	BHP Group Ltd.	237,336	5,690,077
#	BHP Group Ltd., Sponsored ADR	125,138	5,984,099
	Brambles Ltd.	256,318	1,918,984
	Breville Group Ltd.	4,176	52,915
	Carsales.com Ltd.	37,620	487,323
	Cochlear Ltd.	2,915	372,373
	Coles Group Ltd.	162,712	1,701,261
	Computershare Ltd.	55,754	902,548
	CSL Ltd.	15,379	2,753,078
#	Domino’s Pizza Enterprises Ltd.	11,260	459,111
	Eagers Automotive Ltd.	2,340	18,551
	Endeavour Group Ltd.	92,303	422,499
	Fortescue Metals Group Ltd.	168,752	1,589,813
	IDP Education Ltd.	11,030	208,101
	James Hardie Industries PLC	57,493	1,255,244
#	JB Hi-Fi Ltd.	26,500	726,416
*	Lottery Corp. Ltd.	348,116	955,010
*	Lynas Rare Earths Ltd.	32,857	175,252
	Medibank Pvt Ltd.	262,281	472,281
	Metcash Ltd.	125,170	328,587
	Mineral Resources Ltd.	27,873	1,306,736
#	New Hope Corp. Ltd.	73,094	265,526
	nib holdings Ltd.	14,522	62,140
	OZ Minerals Ltd.	556	8,609
*	Pilbara Minerals Ltd.	69,190	224,885
#	Pro Medicus Ltd.	6,642	236,637
*	Qantas Airways Ltd.	112,615	420,816
	Ramsay Health Care Ltd.	32,804	1,230,450
	REA Group Ltd.	3,726	288,787
	SEEK Ltd.	4,469	61,520
	Steadfast Group Ltd.	12,103	39,211
	Technology One Ltd.	27,672	212,881
	Telstra Group Ltd.	421,538	1,056,976
	Wesfarmers Ltd.	64,168	1,862,093
	Whitehaven Coal Ltd.	51,785	300,808
	WiseTech Global Ltd.	858	31,731
#	Woodside Energy Group Ltd., ADR	42,315	980,436
	Woodside Energy Group Ltd.	12,951	301,453
	Woolworths Group Ltd.	87,688	1,851,776

TOTAL AUSTRALIA			38,524,530

AUSTRIA — (0.1%)
	OMV AG	14,084	648,475
#	Verbund AG	1,742	136,459

TOTAL AUSTRIA			784,934

BELGIUM — (0.6%)
	Anheuser-Busch InBev SA	27,797	1,390,417
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	1,795	89,929
*	Argenx SE, ADR	100	38,793
	D’ieteren Group	1,109	184,569

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	UCB SA	11,280	$850,149
#	Umicore SA	29,406	969,395

TOTAL BELGIUM			3,523,252

CANADA — (11.1%)
	Alimentation Couche-Tard, Inc.	65,533	2,934,278
	ARC Resources Ltd.	108,900	1,533,161
#*	Aritzia, Inc.	2,335	90,565
#	BCE, Inc.	50,230	2,265,409
	Canadian National Railway Co.	34,869	4,129,884
	Canadian Natural Resources Ltd.	83,227	4,988,626
	Canadian Pacific Railway Ltd.	14,874	1,107,964
	Canadian Tire Corp. Ltd., Class A	8,326	933,165
	CCL Industries, Inc., Class B	18,613	874,395
	Cenovus Energy, Inc.	68,485	1,383,397
*	CGI, Inc.	27,129	2,184,203
	Colliers International Group, Inc.	759	71,300
	Constellation Software, Inc.	2,145	3,101,563
*	Descartes Systems Group, Inc.	2,513	173,573
	Dollarama, Inc.	23,134	1,374,608
	Element Fleet Management Corp.	35,268	469,860
	Empire Co. Ltd., Class A	31,487	808,929
	FirstService Corp.	4,414	551,803
#	Franco-Nevada Corp.	1,669	206,244
	George Weston Ltd.	11,782	1,296,811
	GFL Environmental, Inc.	5,579	150,577
#	Gildan Activewear, Inc.	24,812	782,819
	Imperial Oil Ltd.	4,100	223,368
	Intact Financial Corp.	10,919	1,659,149
#	Keyera Corp.	15,100	323,647
	Loblaw Cos. Ltd.	23,231	1,903,361
	Metro, Inc.	22,140	1,159,850
	Northland Power, Inc.	26,849	781,219
	Nutrien Ltd.	28,600	2,416,700
	Open Text Corp.	35,372	1,024,047
	Parkland Corp.	3,085	62,363
	Pembina Pipeline Corp.	23,945	790,424
	Quebecor, Inc., Class B	26,710	503,478
#	Restaurant Brands International, Inc.	36,282	2,155,023
	Ritchie Bros Auctioneers, Inc.	8,111	529,879
	Rogers Communications, Inc.,Class B	60,485	2,518,060
#	Royal Bank of Canada	22,082	2,042,075
	Shaw Communications, Inc., Class B	52,573	1,350,600
	Stantec, Inc.	9,227	451,479
	TC Energy Corp.	43,377	1,905,140
	TFI International, Inc.	9,281	844,824
	Thomson Reuters Corp.	10,296	1,094,259
	Toromont Industries Ltd.	11,004	845,685
	Tourmaline Oil Corp.	37,100	2,090,356
	Waste Connections, Inc.	8,063	1,063,765
#	Wheaton Precious Metals Corp.	9,751	318,760
	WSP Global, Inc.	13,738	1,688,473

TOTAL CANADA			61,159,118

DENMARK — (2.6%)
	Coloplast AS, Class B	1,551	172,890
	Novo Nordisk AS, Class B	131,950	14,347,089

TOTAL DENMARK			14,519,979

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (1.0%)
	Elisa Oyj	23,831	$1,151,664
	Kesko Oyj, Class A	18,062	347,343
	Kesko Oyj, Class B	40,258	783,447
	Kone Oyj, Class B	36,858	1,509,180
	Neste Oyj	24,175	1,059,553
	Orion Oyj, Class B	3,436	158,118
	Sampo Oyj, Class A	13,097	598,896

TOTAL FINLAND			5,608,201

FRANCE — (9.7%)
	Air Liquide SA	14,725	1,926,231
	Airbus SE	60,661	6,563,745
	BioMerieux	1,311	115,995
	Bureau Veritas SA	59,188	1,464,327
	Capgemini SE	12,223	2,003,236
	Eurofins Scientific SE	27,879	1,784,668
	Hermes International	2,735	3,540,143
	Ipsen SA	7,521	772,917
	Kering SA	8,514	3,899,079
Ω	La Francaise des Jeux SAEM	8,981	292,678
	Legrand SA	26,289	2,003,343
	L’Oreal SA	6,396	2,008,371
	LVMH Moet Hennessy Louis Vuitton SE	25,417	16,037,989
	Safran SA	14,600	1,626,000
	Sartorius Stedim Biotech	3,652	1,158,921
	Sodexo SA	6,685	592,173
	STMicroelectronics NV	65,906	2,049,277
	STMicroelectronics NV	4,346	135,248
	Teleperformance	11,004	2,948,300
	Thales SA	18,476	2,349,776

TOTAL FRANCE			53,272,417

GERMANY — (6.2%)
	Adidas AG	16,567	1,617,189
	Bechtle AG	10,275	354,966
	Brenntag SE	26,013	1,578,372
	Carl Zeiss Meditec AG	3,050	369,182
*	CTS Eventim AG & Co. KGaA	1,115	53,226
	Deutsche Boerse AG	13,130	2,135,196
	Deutsche Post AG	103,523	3,659,516
	Deutsche Telekom AG	347,287	6,555,211
	GEA Group AG	16,609	580,558
#Ω	Hapag-Lloyd AG	4,100	739,382
*	HelloFresh SE	354	7,076
	Infineon Technologies AG	81,170	1,969,628
	Knorr-Bremse AG	8,974	404,016
	Merck KGaA	5,005	815,640
#	MTU Aero Engines AG	2,210	395,497
	Nemetschek SE	8,353	398,246
	Puma SE	14,373	635,443
#*	QIAGEN NV	18,019	784,118
#	Rational AG	599	337,656
	Rheinmetall AG	6,857	1,114,617
	RWE AG	117,626	4,528,029
	Siemens AG	28,112	3,070,082
Ω	Siemens Healthineers AG	9,826	450,154
	Symrise AG	10,837	1,106,159

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#*Ω	Zalando SE	6,417	$147,900

TOTAL GERMANY			33,807,059

HONG KONG — (1.7%)
	AIA Group Ltd.	341,800	2,589,063
Ω	Budweiser Brewing Co. APAC Ltd.	57,200	120,390
	Chow Tai Fook Jewellery Group Ltd.	261,400	447,536
	HKT Trust & HKT Ltd.	570,000	644,638
	Hong Kong Exchanges & Clearing Ltd.	89,890	2,386,004
	L’Occitane International SA	20,750	50,946
	PCCW Ltd.	219,000	83,669
	Prada SpA	73,700	335,766
*Ω	Samsonite International SA	19,500	41,895
	SITC International Holdings Co. Ltd.	222,000	363,591
	Techtronic Industries Co. Ltd.	233,500	2,210,957

TOTAL HONG KONG			9,274,455

IRELAND — (0.4%)
	Kerry Group PLC, Class A	5,616	487,777
	Kingspan Group PLC	11,512	580,397
	Smurfit Kappa Group PLC	34,029	1,126,460

TOTAL IRELAND			2,194,634

ISRAEL — (0.6%)
	Ashtrom Group Ltd.	3,030	65,945
	Bezeq The Israeli Telecommunication Corp. Ltd.	138,736	245,595
*	Delek Group Ltd.	1,344	204,634
	Elbit Systems Ltd.	1,932	391,565
	Electra Ltd.	178	103,572
*	Fattal Holdings 1998 Ltd.	912	92,633
#	First International Bank of Israel Ltd.	5,340	230,588
	Fox Wizel Ltd.	1,249	152,265
	ICL Group Ltd.	32,913	296,796
	Matrix IT Ltd.	802	17,301
	Mizrahi Tefahot Bank Ltd.	9,823	371,325
#*	Nice Ltd., Sponsored ADR	1,581	300,216
#*	Nova Ltd.	1,973	144,396
	Shapir Engineering & Industry Ltd.	10,838	89,286
	Shufersal Ltd.	16,069	109,696
	Strauss Group Ltd.	4,186	104,723
#*	Tower Semiconductor Ltd.	14,320	612,094

TOTAL ISRAEL			3,532,630

ITALY — (1.9%)
	Amplifon SpA	17,795	442,098
	CNH Industrial NV	140,133	1,815,550
	DiaSorin SpA	1,542	201,594
	Enel SpA	463,513	2,070,673
	Eni SpA	63,171	829,670
	Ferrari NV	11,584	2,281,555
	FinecoBank Banca Fineco SpA	44,026	593,276
	Moncler SpA	26,907	1,160,881
	Recordati Industria Chimica e Farmaceutica SpA	14,507	545,050
	Snam SpA	153,273	681,530

TOTAL ITALY			10,621,877

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (19.2%)
	Advantest Corp.	30,600	$1,610,832
	Aeon Co. Ltd.	55,400	1,033,242
	Ajinomoto Co., Inc.	44,800	1,232,144
	Asahi Intecc Co. Ltd.	16,400	279,376
	Asics Corp.	9,200	140,978
	Bandai Namco Holdings, Inc.	13,500	892,389
	BayCurrent Consulting, Inc.	22,000	617,258
	Benefit One, Inc.	11,300	156,326
	BIPROGY, Inc.	16,800	362,903
	Calbee, Inc.	8,400	168,731
	Capcom Co. Ltd.	32,400	901,204
	Chugai Pharmaceutical Co. Ltd.	55,200	1,279,086
	Cosmos Pharmaceutical Corp.	2,900	280,473
	CyberAgent, Inc.	80,500	661,322
	Daifuku Co. Ltd.	6,851	313,604
	Daikin Industries Ltd.	10,000	1,497,872
	Daito Trust Construction Co. Ltd.	16,800	1,663,600
	Dentsu Group, Inc.	29,500	917,549
	Dexerials Corp.	3,100	72,202
	Disco Corp.	4,400	1,052,394
	Ebara Corp.	10,500	341,167
	Fancl Corp.	6,800	128,827
	Fast Retailing Co. Ltd.	5,000	2,785,706
	Food & Life Cos. Ltd.	18,400	309,507
	FP Corp.	5,300	126,090
	Fuji Electric Co. Ltd.	9,500	367,317
	Fuji Kyuko Co. Ltd.	1,799	55,629
	Fujitsu Ltd.	17,600	2,025,030
	GMO internet group, Inc.	13,800	237,924
	GMO Payment Gateway, Inc.	5,900	424,244
	Goldwin, Inc.	3,500	182,782
	Hamamatsu Photonics KK	7,600	343,834
	Hirose Electric Co. Ltd.	400	51,889
	Hitachi Ltd.	47,200	2,141,644
	Hitachi Transport System Ltd.	4,700	281,277
	Hoya Corp.	28,700	2,667,990
#	Ibiden Co. Ltd.	26,700	899,986
	IHI Corp.	29,300	653,507
	Information Services International-Dentsu Ltd.	2,700	82,579
	Internet Initiative Japan, Inc.	17,800	279,397
	Ito En Ltd.	8,100	285,285
	ITOCHU Corp.	2,500	64,611
	Itochu Techno-Solutions Corp.	11,700	271,250
	Japan Exchange Group, Inc.	56,900	747,767
	Japan Tobacco, Inc.	64,600	1,081,884
	JCR Pharmaceuticals Co. Ltd.	8,200	121,873
#	JMDC, Inc.	1,600	56,663
	Kakaku.com, Inc.	23,100	390,690
	Kao Corp.	28,800	1,075,736
	KDDI Corp.	199,200	5,887,748
	Keyence Corp.	4,700	1,772,206
	Kikkoman Corp.	9,600	520,224
#	Kobe Bussan Co. Ltd.	26,700	579,139
	Konami Group Corp.	9,500	416,397
	Kurita Water Industries Ltd.	8,700	318,463
	Lasertec Corp.	11,300	1,587,773
	Lawson, Inc.	12,800	408,922
	M3, Inc.	33,800	1,007,246
	McDonald’s Holdings Co. Japan Ltd.	7,600	263,851

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	MEIJI Holdings Co. Ltd.	14,300	$588,432
	Menicon Co. Ltd.	2,800	47,807
	Minebea Mitsumi, Inc.	66,900	988,677
	MISUMI Group, Inc.	38,400	817,899
	Mitsui High-Tec, Inc.	3,000	155,077
	MonotaRO Co. Ltd.	46,200	701,309
	Murata Manufacturing Co. Ltd.	42,200	1,997,723
	NEC Networks & System Integration Corp.	1,100	11,788
	NET One Systems Co. Ltd.	10,800	221,818
	Nichirei Corp.	12,900	200,626
	Nidec Corp.	12,100	665,306
	Nifco, Inc.	8,100	188,118
	Nihon Kohden Corp.	3,300	73,894
	Nihon M&A Center Holdings, Inc.	53,000	598,042
	Nintendo Co. Ltd.	72,000	2,923,135
	Nippon Sanso Holdings Corp.	32,400	515,854
	Nippon Shinyaku Co. Ltd.	2,400	132,879
	Nissan Chemical Corp.	22,200	999,341
	Nissin Foods Holdings Co. Ltd.	2,900	187,714
	Nitori Holdings Co. Ltd.	7,200	652,442
	Nitto Denko Corp.	12,300	648,034
	NOF Corp.	2,900	99,750
	Nomura Research Institute Ltd.	25,830	571,623
	NS Solutions Corp.	1,100	25,283
	NTT Data Corp.	67,000	970,418
	Obic Co. Ltd.	1,300	195,082
	Olympus Corp.	102,000	2,150,618
	Ono Pharmaceutical Co. Ltd.	5,700	134,141
	Open House Group Co. Ltd.	15,400	547,769
	Oracle Corp.	5,800	308,975
	Otsuka Corp.	12,800	403,099
	Pan Pacific International Holdings Corp.	48,900	802,484
*	Park24 Co. Ltd.	23,500	313,207
	Persol Holdings Co. Ltd.	41,500	830,927
	Pigeon Corp.	10,200	133,610
	Rakus Co. Ltd.	7,900	87,741
	Recruit Holdings Co. Ltd.	117,600	3,618,689
	Relo Group, Inc.	17,900	252,289
*	Renesas Electronics Corp.	124,100	1,038,189
*	RENOVA, Inc.	2,000	43,895
	Rohto Pharmaceutical Co. Ltd.	7,500	233,310
	Ryohin Keikaku Co. Ltd.	43,700	411,218
	Sanwa Holdings Corp.	12,200	105,092
	SCREEN Holdings Co. Ltd.	6,600	362,254
	SCSK Corp.	27,000	398,343
	Seven & I Holdings Co. Ltd.	40,500	1,511,798
	SG Holdings Co. Ltd.	58,500	775,189
*	SHIFT, Inc.	1,700	265,446
	Shimadzu Corp.	16,900	445,194
	Shimano, Inc.	5,200	804,665
	Shin-Etsu Chemical Co. Ltd.	27,600	2,868,466
	Shinko Electric Industries Co. Ltd.	11,000	264,344
	Ship Healthcare Holdings, Inc.	10,400	199,460
	Shiseido Co. Ltd.	12,800	442,076
	SHO-BOND Holdings Co. Ltd.	3,100	134,106
*	Skylark Holdings Co. Ltd.	52,300	557,908
	SMS Co. Ltd.	10,400	238,585
	Softbank Corp.	216,400	2,134,654
	Sony Group Corp.	104,300	7,033,432

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Square Enix Holdings Co. Ltd.	8,000	$356,976
	Sugi Holdings Co. Ltd.	3,600	144,378
	SUMCO Corp.	9,700	122,946
	Sundrug Co. Ltd.	9,500	220,903
	Suntory Beverage & Food Ltd.	12,500	418,209
	Sysmex Corp.	12,800	688,945
	Taiyo Yuden Co. Ltd.	31,700	862,603
	TechnoPro Holdings, Inc.	20,100	482,206
	Terumo Corp.	20,700	628,224
	TIS, Inc.	23,700	638,993
	Toei Animation Co. Ltd.	600	61,565
	Tokyo Electron Ltd.	13,700	3,604,421
	Tokyo Ohka Kogyo Co. Ltd.	1,100	47,423
	Toridoll Holdings Corp.	3,200	62,220
	Toshiba Corp.	15,700	544,814
	Toshiba TEC Corp.	5,500	142,391
	TOTO Ltd.	13,399	382,175
	Trend Micro, Inc.	24,900	1,255,545
	Tsuruha Holdings, Inc.	2,100	122,001
	Ulvac, Inc.	2,000	78,842
	Unicharm Corp.	23,100	702,042
	USS Co. Ltd.	29,300	442,100
*	Visional, Inc.	800	54,380
	Welcia Holdings Co. Ltd.	16,100	336,512
#	Workman Co. Ltd.	2,000	68,229
	Yamato Holdings Co. Ltd.	7,600	112,551
	Yaoko Co. Ltd.	3,100	134,859
	Yaskawa Electric Corp.	16,600	459,642
	Zenkoku Hosho Co. Ltd.	9,400	310,171
	Zensho Holdings Co. Ltd.	17,500	436,753
	ZOZO, Inc.	24,900	528,333

TOTAL JAPAN			105,858,135

NETHERLANDS — (3.4%)
#	ASML Holding NV	3,091	1,449,947
	ASML Holding NV	26,912	12,713,767
	Universal Music Group NV	54,284	1,065,890
	Wolters Kluwer NV	30,416	3,231,959

TOTAL NETHERLANDS			18,461,563

NEW ZEALAND — (0.3%)
	Chorus Ltd.	39,810	192,191
	Fisher & Paykel Healthcare Corp. Ltd.	17,835	202,695
#	Mainfreight Ltd.	6,263	276,787
	Spark New Zealand Ltd.	257,123	765,394

TOTAL NEW ZEALAND			1,437,067

NORWAY — (0.9%)
	AF Gruppen ASA	3,894	56,403
	Aker BP ASA	20,482	650,638
	Borregaard ASA	1,935	26,017
	Equinor ASA	81,905	2,984,104
	Kongsberg Gruppen ASA	1,485	53,253
	Mowi ASA	26,873	401,100
*	Nordic Semiconductor ASA	5,211	73,565
	Telenor ASA	37,763	343,185

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	TOMRA Systems ASA	21,997	$355,287

TOTAL NORWAY			4,943,552

PORTUGAL — (0.1%)
	EDP Renovaveis SA	8,258	173,769
	Jeronimo Martins SGPS SA	14,536	300,793

TOTAL PORTUGAL			474,562

SINGAPORE — (1.1%)
	DBS Group Holdings Ltd.	129,312	3,126,286
	DFI Retail Group Holdings Ltd.	48,900	109,629
	Jardine Cycle & Carriage Ltd.	16,200	340,259
	Sembcorp Industries Ltd.	184,300	378,857
	Singapore Exchange Ltd.	144,600	859,883
	Singapore Technologies Engineering Ltd.	219,000	510,562
	Venture Corp. Ltd.	32,000	360,107
	Yangzijiang Shipbuilding Holdings Ltd.	125,200	106,135

TOTAL SINGAPORE			5,791,718

SPAIN — (2.0%)
	Acciona SA	3,142	565,753
#	ACS Actividades de Construccion y Servicios SA	33,372	856,368
*Ω	Aena SME SA	979	115,063
*	Amadeus IT Group SA	24,690	1,287,713
	Endesa SA	49,310	823,873
	Ferrovial SA	38,068	930,312
	Iberdrola SA	212,287	2,158,805
#	Industria de Diseno Textil SA	61,458	1,394,986
	Naturgy Energy Group SA	5,121	131,418
	Telefonica SA	816,599	2,814,975

TOTAL SPAIN			11,079,266

SWEDEN — (2.3%)
	AddTech AB, Class B	33,781	408,187
	Alfa Laval AB	11,735	288,860
*	Alleima AB	4,611	15,709
	Assa Abloy AB, Class B	46,634	941,637
	Atlas Copco AB, Class A	253,368	2,704,259
	Atlas Copco AB, Class B	142,793	1,380,974
#	Avanza Bank Holding AB	18,298	364,991
	Axfood AB	18,741	464,001
#	Beijer Ref AB, Class B	25,206	390,754
Ω	Bravida Holding AB	12,544	117,524
	Elekta AB, Class B	45,561	231,576
	Epiroc AB, Class A	38,561	590,309
	Epiroc AB, Class B	24,352	326,978
Ω	Evolution AB	1,757	163,898
#	H & M Hennes & Mauritz AB, Class B	72,709	732,336
	Hexatronic Group AB	2,766	37,433
	HMS Networks AB	2,067	53,181
	Indutrade AB	25,983	454,909
	Kindred Group PLC, SDR	38,599	334,840
#	Lagercrantz Group AB, Class B	28,497	244,107
	Lifco AB, Class B	18,429	266,296
	Medicover AB, Class B	3,768	46,665
	Nibe Industrier AB, Class B	27,027	215,588
	Nordnet AB publ	4,401	54,519

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Sandvik AB	23,052	$360,228
	Sectra AB, Class B	22,615	299,804
	Sweco AB, Class B	19,191	144,194
	Tele2 AB, Class B	75,933	622,348
	Telefonaktiebolaget LM Ericsson, Class B	1,365	7,588
#Ω	Thule Group AB	13,879	273,425

TOTAL SWEDEN			12,537,118

SWITZERLAND — (8.5%)
	EMS-Chemie Holding AG	202	127,016
	Geberit AG	4,809	2,137,780
	Givaudan SA	893	2,667,337
	Kuehne + Nagel International AG	13,649	2,905,410
	Logitech International SA	9,440	468,602
	Nestle SA	71,016	7,730,717
	Partners Group Holding AG	2,289	2,054,568
	Roche Holding AG	2,118	859,675
	Roche Holding AG	54,937	18,227,993
	SGS SA	1,431	3,154,655
	Sika AG	19,549	4,407,825
	Sonova Holding AG	5,028	1,188,436
	Straumann Holding AG	6,412	610,238
Ω	VAT Group AG	989	225,790

TOTAL SWITZERLAND			46,766,042

UNITED KINGDOM — (13.5%)
	Admiral Group PLC	34,875	806,506
	Airtel Africa PLC	73,370	94,970
	Anglo American PLC	3,308	99,089
	Antofagasta PLC	17,203	231,818
	Ashtead Group PLC	91,718	4,777,868
	AstraZeneca PLC, Sponsored ADR	22,482	1,322,166
Ω	Auto Trader Group PLC	143,477	858,821
	B&M European Value Retail SA	182,016	672,655
	BAE Systems PLC	277,096	2,591,835
	Bunzl PLC	34,678	1,130,000
	Burberry Group PLC	72,665	1,514,128
	Centrica PLC	1,133,893	996,364
	Compass Group PLC	36,085	760,009
	Computacenter PLC	13,465	279,380
	Croda International PLC	6,126	474,598
	Dechra Pharmaceuticals PLC	945	28,409
#	Diageo PLC, Sponsored ADR	23,354	3,899,417
	Diageo PLC	14,605	601,032
	Diploma PLC	6,167	175,407
	Entain PLC	45,491	658,099
*	Evraz PLC	83,618	0
	Experian PLC	98,066	3,126,860
#	Ferguson PLC	38,899	4,245,907
*	Frasers Group PLC	11,088	82,275
	Fresnillo PLC	11,727	98,044
	Glencore PLC	83,811	480,494
#	GSK PLC, Sponsored ADR	131,362	4,357,291
#*	Haleon PLC, ADR	164,203	1,004,922
	Halma PLC	14,751	357,701
	Harbour Energy PLC	8,985	38,993
	Hargreaves Lansdown PLC	46,044	402,406
	HomeServe PLC	6,866	93,450

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Howden Joinery Group PLC	93,938	$553,351
	IG Group Holdings PLC	28,614	260,996
	IMI PLC	31,615	445,356
	Imperial Brands PLC	213,938	5,211,330
	Inchcape PLC	22,829	194,752
#	InterContinental Hotels Group PLC, ADR	6,985	383,077
	Intertek Group PLC	27,700	1,160,435
	JD Sports Fashion PLC	513,395	573,683
	Man Group PLC	163,231	406,055
	Next PLC	24,843	1,403,123
	Reckitt Benckiser Group PLC	27,066	1,796,207
	RELX PLC, Sponsored ADR	13,140	354,254
	RELX PLC	129,373	3,476,510
	Rentokil Initial PLC	174,114	1,086,490
	Rightmove PLC	159,472	898,017
	Rio Tinto PLC	86,642	4,528,051
#	Rio Tinto PLC, Sponsored ADR	43,071	2,297,838
	RS GROUP PLC	35,180	387,100
	Sage Group PLC	42,674	355,676
	Softcat PLC	15,856	203,725
	Spirax-Sarco Engineering PLC	6,056	746,302
	SSE PLC	178,168	3,184,018
	St. James’s Place PLC	13,548	165,442
#	Unilever PLC, Sponsored ADR	164,032	7,465,096
	Unilever PLC	712	32,363
	Weir Group PLC	5,661	98,636
	WPP PLC, Sponsored ADR	5,047	222,068

TOTAL UNITED KINGDOM			74,150,865

TOTAL COMMON STOCKS			518,322,974

PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Sartorius AG	3,953	1,393,789

TOTAL INVESTMENT SECURITIES (Cost $474,401,140)			519,716,763

			Value†
SECURITIES LENDING COLLATERAL — (5.5%)
@§	The DFA Short Term Investment Fund	2,629,278	30,397,088

TOTAL INVESTMENTS — (100.0%) (Cost $504,811,425)			$550,113,851

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$8,021,511	$30,503,019	—	$38,524,530
Austria	—	784,934	—	784,934
Belgium	128,722	3,394,530	—	3,523,252
Canada	61,159,118	—	—	61,159,118
Denmark	—	14,519,979	—	14,519,979
Finland	—	5,608,201	—	5,608,201

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
France	$135,248	$53,137,169	—	$53,272,417
Germany	693,649	33,113,410	—	33,807,059
Hong Kong	—	9,274,455	—	9,274,455
Ireland	—	2,194,634	—	2,194,634
Israel	833,883	2,698,747	—	3,532,630
Italy	1,140,676	9,481,201	—	10,621,877
Japan	—	105,858,135	—	105,858,135
Netherlands	12,713,767	5,747,796	—	18,461,563
New Zealand	—	1,437,067	—	1,437,067
Norway	—	4,943,552	—	4,943,552
Portugal	—	474,562	—	474,562
Singapore	—	5,791,718	—	5,791,718
Spain	—	11,079,266	—	11,079,266
Sweden	15,709	12,521,409	—	12,537,118
Switzerland	468,602	46,297,440	—	46,766,042
United Kingdom	23,303,183	50,847,682	—	74,150,865
Preferred Stocks
Germany	—	1,393,789	—	1,393,789
Securities Lending Collateral	—	30,397,088	—	30,397,088

TOTAL.	$108,614,068	$441,499,783	—	$550,113,851

See accompanying Notes to Financial Statements.

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (94.1%)
AUSTRALIA — (6.7%)
#*	Alcidion Group Ltd.	211,373	$19,640
#*	Alligator Energy Ltd.	1,171,868	38,778
	Altium Ltd.	937	21,157
#	ARB Corp. Ltd.	22,427	416,405
*	Archer Materials Ltd.	63,416	28,406
	Ardent Leisure Group Ltd.	118,735	37,181
#*	Argosy Minerals Ltd.	360,077	118,448
*	Aroa Biosurgery Ltd.	18,088	9,873
	AUB Group Ltd.	25,853	342,075
*	Audinate Group Ltd.	13,842	72,081
#*	Aussie Broadband Ltd.	29,213	43,667
	Australian Ethical Investment Ltd.	25,309	74,855
	Australian Finance Group Ltd.	93,782	100,847
#*	Australian Vanadium Ltd.	668,783	13,697
#*††	AVZ Minerals Ltd.	336,495	141,126
	Baby Bunting Group Ltd.	38,307	68,592
#*	Bannerman Energy Ltd.	45,794	60,862
	Beacon Lighting Group Ltd.	26,106	32,919
#*	Bellevue Gold Ltd.	244,927	115,619
	Bgv1Nyp	32,548	2,394
*	Black Rock Mining Ltd.	61,006	6,230
	Blackmores Ltd.	4,849	210,740
#*	Boss Energy Ltd.	34,061	57,189
#	Breville Group Ltd.	26,746	338,905
*	Calidus Resources Ltd.	28,407	6,241
*	Calix Ltd.	14,746	38,387
*	Capricorn Metals Ltd.	105,142	228,036
#	Clinuvel Pharmaceuticals Ltd.	11,891	148,467
#	Clover Corp. Ltd.	46,760	35,423
#*	Cobalt Blue Holdings Ltd.	58,643	23,991
#	Codan Ltd.	29,274	72,519
*	Cogstate Ltd.	6,282	7,635
	Collins Foods Ltd.	35,861	215,320
#*	Core Lithium Ltd.	532,302	470,630
#	Corporate Travel Management Ltd.	37,045	413,594
	Data#3 Ltd.	47,477	209,152
#*	De Grey Mining Ltd.	354,680	239,937
*	Deep Yellow Ltd.	77,008	38,778
	Deterra Royalties Ltd.	102,548	269,080
	Dicker Data Ltd.	19,198	132,312
	Domain Holdings Australia Ltd.	82,732	176,317
*	Dreadnought Resources Ltd.	461,580	33,842
	Eagers Automotive Ltd.	50,832	402,983
	Elders Ltd.	42,348	353,068
#*	Emerald Resources NL	109,051	78,998
*	Energy Resources of Australia Ltd.	44,404	5,820
	EQT Holdings Ltd.	1,971	31,736
*	EVT Ltd.	25,874	247,025
#*	Galan Lithium Ltd.	71,154	69,035
#	Generation Development Group Ltd.	11,777	8,561
*	Genetic Signatures Ltd.	10,079	4,483
	Gold Road Resources Ltd.	236,514	204,386
	GR Engineering Services Ltd.	17,215	24,548
	GUD Holdings Ltd.	31,564	162,351
	Hansen Technologies Ltd.	54,164	170,570
	HUB24 Ltd.	19,618	318,092
	Imdex Ltd.	144,958	189,217

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Infomedia Ltd.	146,416	$115,098
#	Inghams Group Ltd.	134,414	217,458
	Integral Diagnostics Ltd.	84,653	142,359
	InvoCare Ltd.	33,241	217,382
*	ioneer Ltd.	425,132	150,667
	IPH Ltd.	62,554	397,831
	IRESS Ltd.	52,872	343,177
*	Jervois Global Ltd.	60,231	18,888
*	Jindalee Resources Ltd.	4,406	6,621
#	Johns Lyng Group Ltd.	52,159	216,871
	Jumbo Interactive Ltd.	10,368	90,273
*	Karoon Energy Ltd.	160,227	217,878
*	Lepidico Ltd.	545,910	6,619
	Lifestyle Communities Ltd.	27,394	307,521
#*	Lithium Power International Ltd.	92,807	33,425
	Lithium Power International Ltd.	11,157	4,032
	Lovisa Holdings Ltd.	17,049	265,428
	MA Financial Group Ltd.	8,162	23,145
#	Maas Group Holdings Ltd.	4,137	6,023
#*	Mach7 Technologies Ltd.	30,726	10,974
*	Macquarie Telecom Group Ltd.	2,460	89,971
	Mader Group Ltd.	5,695	12,898
	McMillan Shakespeare Ltd.	20,277	169,923
	Metcash Ltd.	200,302	525,819
	Michael Hill International Ltd.	14,572	11,247
	Monadelphous Group Ltd.	23,942	209,306
#*	Musgrave Minerals Ltd.	144,300	21,252
#*	Nanosonics Ltd.	86,878	227,733
*	Nearmap Ltd.	168,685	221,772
	Netwealth Group Ltd.	36,287	281,801
	Newcrest Mining Ltd.	9,772	107,817
	nib holdings Ltd.	147,216	629,944
	Nick Scali Ltd.	25,865	166,576
	Objective Corp. Ltd.	6,021	57,148
*	OFX Group Ltd.	73,729	125,390
#*	Omni Bridgeway Ltd.	71,905	207,013
	Orora Ltd.	244,094	473,671
#*	Paladin Energy Ltd.	714,777	386,974
*	Panoramic Resources Ltd.	350,093	32,584
	PeopleIN Ltd.	19,902	41,792
#	Pinnacle Investment Management Group Ltd.	33,083	171,940
	Platinum Asset Management Ltd.	128,493	147,104
#*	PolyNovo Ltd.	171,665	218,694
*	PPK Mining Equipment Group Pty Ltd.	7,132	0
#	Praemium Ltd.	142,921	76,159
	Premier Investments Ltd.	17,037	272,838
	PSC Insurance Group Ltd.	49,068	150,642
	PWR Holdings Ltd.	21,649	139,070
*	ReadyTech Holdings Ltd.	18,559	38,416
#*	Red 5 Ltd.	582,595	59,387
#	Regis Healthcare Ltd.	33,045	43,127
#*	Renascor Resources Ltd.	302,884	41,498
*	RPMGlobal Holdings Ltd.	60,700	73,767
#*	Rumble Resources Ltd.	53,555	7,513
*	Seven West Media Ltd.	285,596	85,575
	SmartGroup Corp. Ltd.	47,938	151,139
*	Strandline Resources Ltd.	41,838	10,441
#*	Strike Energy Ltd.	290,776	44,765
	Strike Energy Ltd.	18,058	2,772

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Sunstone Metals Ltd.	180,157	$3,686
	Technology One Ltd.	85,220	655,598
#*	Temple & Webster Group Ltd.	28,945	103,037
#	Universal Store Holdings Ltd.	7,980	27,153
#*	Webjet Ltd.	55,904	188,787

TOTAL AUSTRALIA			16,907,629

AUSTRIA — (1.3%)
	ANDRITZ AG	32,842	1,526,382
	AT&S Austria Technologie & Systemtechnik AG	13,042	402,801
*	DO & Co. AG	650	51,089
	Mayr Melnhof Karton AG	478	68,019
#	Oesterreichische Post AG	7,895	224,638
	Telekom Austria AG	53,307	309,870
	Wienerberger AG	35,583	813,385

TOTAL AUSTRIA			3,396,184

BELGIUM — (1.1%)
	Ackermans & van Haaren NV	453	63,113
	Barco NV	18,241	393,828
	D’ieteren Group	251	41,774
	Econocom Group SA	34,718	94,356
	Etablissements Franz Colruyt NV	13,096	315,667
#*	Euronav NV	7,298	130,123
	EVS Broadcast Equipment SA	1,125	22,993
	Fagron	20,034	249,405
	Ion Beam Applications	8,066	112,653
*	Kinepolis Group NV	2,026	76,374
	Lotus Bakeries NV	114	634,042
	Melexis NV	5,881	404,473
*	Orange Belgium SA	3,746	63,404
	Recticel SA	10,529	145,501
	TER Beke SA	96	8,445
	Van de Velde NV	1,744	55,028

TOTAL BELGIUM			2,811,179

CANADA — (12.4%)
	Absolute Software Corp.	4,878	58,582
#	AG Growth International, Inc.	5,214	133,570
	Altius Minerals Corp.	10,100	158,059
#	Altus Group Ltd.	15,831	562,542
	Andlauer Healthcare Group, Inc.	4,580	175,555
*	Aritzia, Inc.	32,122	1,245,881
*	ATS Automation Tooling Systems, Inc.	27,628	874,054
	Aura Minerals, Inc.	4,900	36,938
#	Badger Infrastructure Solutions Ltd.	9,938	209,943
*	Baytex Energy Corp.	88,703	481,816
	Bird Construction, Inc.	16,000	72,111
	Boralex, Inc., Class A	28,951	820,918
#	Boyd Group Services, Inc.	4,620	657,418
#	Calian Group Ltd.	3,606	152,091
#	Canacol Energy Ltd.	44,249	65,285
#*	Canada Goose Holdings, Inc.	15,000	245,411
*	Capstone Mining Corp.	85,032	197,234
	Cardinal Energy Ltd.	27,555	186,889
	CI Financial Corp.	63,272	633,486
	Colliers International Group, Inc.	597	56,082
	Computer Modelling Group Ltd.	30,056	119,134

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Converge Technology Solutions Corp.	13,000	$53,246
	Corby Spirit & Wine Ltd.	3,500	43,418
#*	Denison Mines Corp.	228,402	288,363
	Dye & Durham Ltd.	847	9,369
	ECN Capital Corp.	70,600	212,989
	Element Fleet Management Corp.	69,413	924,759
*	Endeavour Silver Corp.	63,015	214,251
	Enerplus Corp.	75,981	1,315,231
	Enghouse Systems Ltd.	13,996	311,182
#*	ERO Copper Corp.	17,559	199,905
	Evertz Technologies Ltd.	8,600	74,615
	Exchange Income Corp.	6,505	217,255
#	Extendicare, Inc.	29,768	153,172
#	Fiera Capital Corp.	22,781	144,978
	Finning International, Inc.	51,621	1,097,706
#	First National Financial Corp.	5,637	141,509
#	Freehold Royalties Ltd.	31,968	397,737
*	GDI Integrated Facility Services, Inc.	3,415	117,364
	Gear Energy Ltd.	46,459	46,720
	Gibson Energy, Inc.	51,172	873,306
	goeasy Ltd.	4,748	385,214
*	Headwater Exploration, Inc.	40,179	212,935
	Information Services Corp.	3,203	54,968
#	Innergex Renewable Energy, Inc.	44,740	492,605
Ω	Jamieson Wellness, Inc.	13,990	342,266
*	Journey Energy, Inc.	11,842	52,589
*	K92 Mining, Inc.	56,333	255,956
*	Karora Resources, Inc.	24,244	50,718
	K-Bro Linen, Inc.	3,004	65,930
*	Kelt Exploration Ltd.	45,300	195,851
#	Keyera Corp.	1,300	27,864
*	Kinaxis, Inc.	4,350	464,296
#	Labrador Iron Ore Royalty Corp.	22,500	466,400
*	Largo, Inc.	4,902	31,032
	Lundin Gold, Inc.	12,706	91,773
*	Major Drilling Group International, Inc.	29,345	176,628
	Maple Leaf Foods, Inc.	9,200	136,344
	Medical Facilities Corp.	8,900	71,469
	MTY Food Group, Inc.	5,073	205,623
#	Mullen Group Ltd.	2,000	20,098
	North American Construction Group Ltd.	5,505	68,482
#	North West Co., Inc.	17,470	454,591
*	NuVista Energy Ltd.	41,664	413,169
	Pan American Silver Corp.	37,344	596,757
	Paramount Resources Ltd., Class A	16,600	351,654
	Parkland Corp.	50,753	1,025,975
	Pason Systems, Inc.	25,831	274,360
	PHX Energy Services Corp.	2,500	15,359
*	Pipestone Energy Corp.	8,187	24,699
#	Pollard Banknote Ltd.	4,800	58,875
	PrairieSky Royalty Ltd.	46,196	717,516
#	Premium Brands Holdings Corp.	11,636	686,450
	Primo Water Corp.	55,980	816,748
	Pulse Seismic, Inc.	14,400	19,766
#*	Real Matters, Inc.	14,643	49,657
*	Recipe Unlimited Corp.	5,257	79,954
	Richelieu Hardware Ltd.	17,672	474,375
#	Rogers Sugar, Inc.	21,462	94,364
#	Sandstorm Gold Ltd.	62,140	307,193

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Savaria Corp.	13,077	$124,785
#	Sienna Senior Living, Inc.	22,092	190,539
Ω	Sleep Country Canada Holdings, Inc.	14,349	236,139
Ω	Spin Master Corp.	10,040	310,261
#	Sprott, Inc.	7,885	283,231
#	Stantec, Inc.	11,620	568,517
	Stelco Holdings, Inc.	10,257	258,317
	Stella-Jones, Inc.	12,853	387,095
#*Ω	STEP Energy Services Ltd.	8,208	38,017
#*	SunOpta, Inc.	18,368	206,273
#	Superior Plus Corp.	68,556	521,335
	Sylogist Ltd.	3,400	14,475
	TECSYS, Inc.	4,000	87,731
	TELUS Corp.	9,470	197,762
	TerraVest Industries, Inc.	2,300	40,012
#*	Touchstone Exploration, Inc.	18,320	15,599
	TransAlta Corp.	20,752	183,033
	TransAlta Corp.	52,100	458,913
*	Trican Well Service Ltd.	70,244	186,650
*	Trisura Group Ltd.	11,251	327,285
*	Uni-Select, Inc.	12,100	328,179
	Vecima Networks, Inc.	800	10,135
	Vermilion Energy, Inc.	43,227	1,007,621
*	Viemed Healthcare, Inc.	8,932	58,505
*	Wall Financial Corp.	2,300	23,003
	Waterloo Brewing Ltd.	2,800	7,964
*	Wesdome Gold Mines Ltd.	49,200	295,052
#	Westshore Terminals Investment Corp.	10,814	193,443
	Winpak Ltd.	7,847	239,151

TOTAL CANADA			31,109,599

CHINA — (0.0%)
	BOE Varitronix Ltd.	7,000	10,380

DENMARK — (2.6%)
*	ALK-Abello AS	10,786	178,334
#	cBrain AS	3,927	85,911
#	Chemometec AS	7,231	681,598
	Gabriel Holding AS	71	4,756
	GN Store Nord AS	23,647	502,530
*	ISS AS	44,882	824,259
#*Ω	Netcompany Group AS	10,171	348,708
*	Nilfisk Holding AS	6,907	128,497
*	NTG Nordic Transport Group AS, Class A	3,259	105,710
	Ringkjoebing Landbobank AS	7,659	833,013
	Royal Unibrew AS	18,120	1,035,091
*	RTX AS	1,053	17,750
	SimCorp AS	14,171	846,160
	Solar AS, Class B	1,204	90,798
	SP Group AS	2,483	83,817
	Topdanmark AS	15,055	694,835

TOTAL DENMARK			6,461,767

FINLAND — (2.2%)
	Alma Media Oyj	5,579	46,222
	Caverion Oyj	32,225	143,210
	Digia Oyj	2,369	13,928
	eQ Oyj	1,222	25,001

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
*	Evli Oyj, Class B	1,405	$21,940
#	Fellow Bank PLC	1,405	21,913
	Gofore Oyj	491	10,963
#	Harvia Oyj	5,546	78,679
#	Huhtamaki Oyj	18,206	654,312
*	Incap Oyj	1,325	20,419
	Kamux Corp.	6,613	31,984
#	Lassila & Tikanoja Oyj	7,212	70,835
	Marimekko Oyj	7,105	64,153
	Musti Group Oyj	4,554	85,556
	Olvi Oyj, Class A	1,964	60,677
	Orion Oyj, Class A	7,832	359,137
	Orion Oyj, Class B	41,068	1,889,876
	Pihlajalinna Oyj	5,111	47,189
	Ponsse Oyj	1,251	31,083
#*	QT Group Oyj	3,234	138,125
	Revenio Group Oyj	5,667	210,778
Ω	Rovio Entertainment Oyj	2,029	11,565
	Sanoma Oyj	28,236	330,543
	Siili Solutions Oyj	628	9,312
#	Talenom Oyj	8,051	71,681
#*	Tecnotree Oyj	22,072	12,512
Ω	Terveystalo Oyj	3,881	24,003
	TietoEVRY Oyj	4,993	119,029
	Tokmanni Group Corp.	14,877	179,880
	Uponor Oyj	16,389	217,686
	Vaisala Oyj, Class A	5,135	199,883
	Valmet Oyj	8,163	185,653
#	Verkkokauppa.com Oyj	7,353	22,807

TOTAL FINLAND			5,410,534

FRANCE — (4.3%)
	Alten SA	9,002	1,051,706
	Aubay	2,419	105,873
#	Bastide le Confort Medical	726	20,658
#	Catana Group	8,468	41,991
	Cie Plastic Omnium SA	10,082	141,269
#*	Claranova SE	2,289	5,333
	Equasens	1,255	88,130
	Eramet SA	3,483	228,177
	Gaztransport Et Technigaz SA	8,197	953,627
*	Genfit	2,727	10,856
*	Groupe Gorge SA	1,281	25,120
#	Guillemot Corp.	881	10,232
*	ID Logistics Group	1,054	283,170
	Infotel SA	775	38,753
	IPSOS	8,107	392,437
*	JCDecaux SE	18,514	233,746
#	Kaufman & Broad SA	3,850	93,550
	Linedata Services	871	40,455
#	LNA Sante SA	1,560	45,477
	Metropole Television SA	6,920	71,570
	Nexans SA	7,001	653,743
	SEB SA	4,393	285,991
	Seche Environnement SA	870	73,862
	Societe BIC SA	754	43,284
	Societe pour l’Informatique Industrielle	2,947	136,508
*	SOITEC	8,012	1,025,893
	Somfy SA	2,100	223,699

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Sopra Steria Group SACA	5,081	$672,534
	SPIE SA	38,484	900,277
	Stef SA	198	15,774
	Sword Group	1,888	71,143
	Synergie SE	901	24,347
*	Technicolor Creative Studios SA	39,221	61,125
	Technip Energies NV	34,631	447,043
	Thermador Groupe	1,402	116,630
	Trigano SA	1,882	192,636
*	Ubisoft Entertainment SA	26,647	731,084
	Valeo	11,709	192,882
*	Vantiva SA	39,221	29,189
Ω	Verallia SA	20,737	587,581
	Vetoquinol SA	633	52,592
	Virbac SA	1,202	294,548
	Wavestone	2,899	124,909
*	Xilam Animation SA	769	23,199

TOTAL FRANCE			10,862,603

GERMANY — (5.2%)
	7C Solarparken AG	5,988	26,033
	Adesso SE	769	76,136
	AIXTRON SE	17,194	422,519
	All for One Group SE	628	24,647
	Allgeier SE	2,087	60,380
	Amadeus Fire AG	1,636	165,116
	Atoss Software AG	1,545	188,109
	Basler AG	3,780	102,607
	Bechtle AG	22,367	772,702
Ω	Befesa SA	6,683	232,116
	CENIT AG	2,561	33,427
	Cewe Stiftung & Co. KGAA	1,649	129,169
	CompuGroup Medical SE & Co. KgaA	9,209	290,950
*	CTS Eventim AG & Co. KGaA	16,943	808,799
	Dermapharm Holding SE	5,914	224,852
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,652	183,911
	EDAG Engineering Group AG	1,049	10,581
	Elmos Semiconductor SE	2,343	107,103
	Encavis AG	35,403	659,123
	Energiekontor AG	2,482	220,395
	Fabasoft AG	987	17,528
	Fielmann AG	8,956	285,307
	Fuchs Petrolub SE	8,275	199,514
	GEA Group AG	18,828	658,122
	GFT Technologies SE	6,693	218,207
*	GK Software SE	206	24,832
	Hawesko Holding AG	669	26,245
#*	HelloFresh SE	28,287	565,433
	Hensoldt AG	11,663	274,021
	Hochtief AG	6,631	352,265
	Hugo Boss AG	16,811	774,270
#*	Hypoport SE	626	61,145
	IVU Traffic Technologies AG	3,749	52,412
	Knaus Tabbert AG	265	7,225
#	Kontron AG	15,647	226,466
	KPS AG	1,655	5,270
	Krones AG	3,491	323,313
*	MAX Automation SE	399	1,834
#*	Nagarro SE	2,666	265,221

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	New Work SE	795	$99,601
	Nexus AG	4,574	245,304
	OHB SE	1,950	54,704
	Pfeiffer Vacuum Technology AG	1,150	162,460
	PSI Software AG	2,438	55,726
*	PVA TePla AG	5,656	94,770
#	Rational AG	659	371,478
	Secunet Security Networks AG	437	95,859
	Siltronic AG	4,725	293,838
	Sixt SE	3,091	289,916
	Stabilus SE	6,670	365,915
	Stemmer Imaging AG	250	6,905
	STRATEC SE	2,416	202,530
	Stroeer SE & Co. KGaA	9,841	401,207
*Ω	TeamViewer AG	40,383	387,798
	Technotrans SE	369	9,283
*	va-Q-tec AG	1,882	24,156
#	Varta AG	6,454	172,958
	VERBIO Vereinigte BioEnergie AG	6,441	507,378
	Washtec AG	3,729	140,047

TOTAL GERMANY			13,059,138

HONG KONG — (1.8%)
	ASMPT Ltd.	93,600	514,847
	Best Mart 360 Holdings Ltd.	42,000	10,922
††	Brightoil Petroleum Holdings Ltd.	408,000	14,621
	Cafe de Coral Holdings Ltd.	104,000	121,372
*	Central Holding Group Co. Ltd.	17,000	38,888
	CITIC Telecom International Holdings Ltd.	168,000	49,653
*	C-Mer Eye Care Holdings Ltd.	182,000	75,411
	Convenience Retail Asia Ltd.	132,000	12,611
*	Cowell e Holdings, Inc.	88,000	107,672
	EC Healthcare	116,000	59,837
	EuroEyes International Eye Clinic Ltd., Class C	18,000	10,022
	Fairwood Holdings Ltd.	25,500	29,361
*Ω	Frontage Holdings Corp.	186,000	41,919
	FSE Lifestyle Services Ltd.	41,000	23,560
	Giordano International Ltd.	62,000	10,273
#*	Gold Fin Holdings	214,000	0
*	Greentech Technology International Ltd.	150,000	8,988
	HKBN Ltd.	195,500	132,040
	Hong Kong Technology Venture Co. Ltd.	166,000	86,755
*	Hypebeast Ltd.	147,500	9,122
	International Housewares Retail Co. Ltd.	145,000	48,060
	Karrie International Holdings Ltd.	190,000	28,810
*	Lifestyle International Holdings Ltd.	104,500	61,960
	L’Occitane International SA	107,250	263,322
	Luk Fook Holdings International Ltd.	10,000	21,724
	Man Wah Holdings Ltd.	447,600	249,752
	MECOM Power & Construction Ltd.	393,998	80,379
*††	MH Development NPV	80,000	0
*	NagaCorp Ltd.	321,221	146,488
	Nissin Foods Co. Ltd.	41,000	32,892
	Pacific Basin Shipping Ltd.	1,253,000	303,355
	Pacific Textiles Holdings Ltd.	229,000	68,283
*	Palace Banquet Holdings Ltd.	100,000	8,434
	PCCW Ltd.	876,687	334,940
	Pentamaster International Ltd.	114,000	10,459
#	Perfect Medical Health Management Ltd.	132,000	46,773

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Plover Bay Technologies Ltd.	128,000	$29,870
*	Realord Group Holdings Ltd.	10,000	11,733
Ω	Regina Miracle International Holdings Ltd.	68,000	26,492
*Ω	Samsonite International SA	309,000	663,870
	SmarTone Telecommunications Holdings Ltd.	20,000	9,886
#	Solomon Systech International Ltd.	206,000	9,448
*	Space Group Holdings Ltd.	70,000	30,769
	SUNeVision Holdings Ltd.	211,000	111,780
	Tradelink Electronic Commerce Ltd.	178,000	16,762
*	Vitasoy International Holdings Ltd.	140,000	239,068
	VSTECS Holdings Ltd.	184,000	88,472
	VTech Holdings Ltd.	48,100	256,046
*	Zhaobangji Properties Holdings Ltd.	560,000	26,730

TOTAL HONG KONG			4,584,431

IRELAND — (0.3%)
	Glanbia PLC	47,771	551,720
	Irish Continental Group PLC	40,436	163,479

TOTAL IRELAND			715,199

ISRAEL — (1.4%)
	Aura Investments Ltd.	30,519	53,919
	Automatic Bank Services Ltd.	5,059	22,617
*	Camtek Ltd.	3,630	81,877
	Danel Adir Yeoshua Ltd.	1,487	172,353
	Delek Automotive Systems Ltd.	14,491	186,587
*	Delek Group Ltd.	2,463	375,009
	Delta Galil Industries Ltd.	272	12,315
	Delta Israel Brands Ltd.	658	11,678
	Electra Consumer Products 1970 Ltd.	2,581	89,336
	Electra Ltd.	141	82,043
	FMS Enterprises Migun Ltd.	369	12,231
	Formula Systems 1985 Ltd.	1,834	148,860
	Formula Systems 1985 Ltd., Sponsored ADR	300	24,447
	Fox Wizel Ltd.	2,273	277,101
	Globrands Ltd.	90	9,009
	Hamat Group Ltd.	3,892	32,315
	Hilan Ltd.	4,512	236,263
#*	Hiper Global Ltd.	2,782	12,250
	Inrom Construction Industries Ltd.	19,650	80,202
	Magic Software Enterprises Ltd.	11,850	185,808
	Malam - Team Ltd.	2,020	45,914
	Matrix IT Ltd.	11,596	250,154
	Max Stock Ltd.	8,472	12,107
#	Maytronics Ltd.	7,089	76,437
	Neto ME Holdings Ltd.	595	25,004
	Novolog Ltd.	80,470	66,466
	One Software Technologies Ltd.	9,774	135,306
*	Partner Communications Co. Ltd.	32,491	244,924
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,647	183,566
	Retailors Ltd.	548	10,540
	Scope Metals Group Ltd.	1,937	86,921
	Tadiran Group Ltd.	920	124,662
	Telsys Ltd.	558	26,063
	Tiv Taam Holdings 1 Ltd.	18,868	39,669
*	Victory Supermarket Chain Ltd.	841	10,673
	YH Dimri Construction & Development Ltd.	986	59,948

TOTAL ISRAEL			3,504,574

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (3.4%)
	ACEA SpA	12,129	$152,831
	Aquafil SpA	12,808	69,700
	Arnoldo Mondadori Editore SpA	50,889	85,748
*	Autogrill SpA	20,148	125,940
	Azimut Holding SpA	38,489	619,752
	Banca Generali SpA	20,762	620,652
	Banca Mediolanum SpA	73,081	546,785
	BasicNet SpA	6,975	33,935
	Be Shaping The Future SpA	16,044	54,541
Ω	BFF Bank SpA	27,311	192,667
	Brembo SpA	31,382	328,080
	Brunello Cucinelli SpA	11,735	680,230
Ω	Carel Industries SpA	8,018	174,638
	De’ Longhi SpA	2,811	48,500
	Digital Bros SpA	2,337	55,072
Ω	doValue SpA	17,634	101,563
	ERG SpA	17,531	549,892
	Gefran SpA	807	6,772
	GPI SpA	2,429	30,939
	Gruppo MutuiOnline SpA	8,347	184,617
*Ω	GVS SpA	8,123	41,675
	Hera SpA	197,213	469,896
	Interpump Group SpA	10,662	412,784
	LU-VE SpA	2,501	51,176
#	Maire Tecnimont SpA	52,339	162,398
*	Newlat Food SpA	3,674	16,549
	Orsero SpA	1,544	22,099
	Pharmanutra SpA	1,151	77,135
	Piaggio & C SpA	40,596	104,297
Ω	Piovan SpA	1,843	14,185
Ω	RAI Way SpA	34,041	163,073
	Reply SpA	7,137	776,317
	Sabaf SpA	3,635	67,175
#	Salvatore Ferragamo SpA	20,439	300,434
	Sanlorenzo SpA/Ameglia	1,417	45,454
*	Saras SpA	62,895	76,015
	Sesa SpA	2,243	242,909
	SOL SpA	12,905	232,138
Ω	Technogym SpA	40,447	278,073
	Tinexta SpA	5,713	115,012
#Ω	Unieuro SpA	6,302	68,015
	Zignago Vetro SpA	7,560	95,181

TOTAL ITALY			8,494,844

JAPAN — (23.5%)
	&Do Holdings Co. Ltd.	3,700	21,851
	Adastria Co. Ltd.	6,700	90,987
	ADEKA Corp.	16,800	251,167
	Ad-sol Nissin Corp.	1,300	13,334
	Adtec Plasma Technology Co. Ltd.	2,500	26,030
	Advance Create Co. Ltd.	3,800	25,578
#	Adventure, Inc.	800	58,549
	Adways, Inc.	8,400	40,284
	Aeon Delight Co. Ltd.	6,100	121,926
	Aeon Fantasy Co. Ltd.	2,900	57,484
	Aeon Hokkaido Corp.	7,200	56,889
	Aeon Kyushu Co. Ltd.	1,200	18,304
	Ai Holdings Corp.	10,100	149,505
	Aica Kogyo Co. Ltd.	13,800	296,597

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Aiming, Inc.	4,400	$8,907
	Ain Holdings, Inc.	9,500	399,094
#*	Airtrip Corp.	3,700	61,700
	AIT Corp.	2,500	25,318
*	Akebono Brake Industry Co. Ltd.	46,000	53,806
	Alleanza Holdings Co. Ltd.	4,600	29,397
*	Allied Architects, Inc.	4,800	34,084
*	AlphaPolis Co. Ltd.	500	7,668
	Altech Corp.	4,470	60,309
	Amano Corp.	14,300	244,707
	Amvis Holdings, Inc.	7,400	143,045
	Anest Iwata Corp.	3,100	18,594
	Anicom Holdings, Inc.	20,000	79,908
	Anritsu Corp.	40,700	409,640
	Aoyama Zaisan Networks Co. Ltd.	6,400	39,524
	Apaman Co. Ltd.	3,000	9,644
#	Arcland Service Holdings Co. Ltd.	5,300	77,692
	Argo Graphics, Inc.	4,200	109,383
	ARTERIA Networks Corp.	7,500	60,560
	Artiza Networks, Inc.	3,700	25,827
#*	Aruhi Corp.	14,400	135,282
	As One Corp.	9,100	388,046
	Asahi Co. Ltd.	3,700	32,165
	Asahi Holdings, Inc.	21,600	275,472
	Asahi Net, Inc.	7,000	28,477
	Asante, Inc.	1,900	20,466
	Asanuma Corp.	3,700	68,070
	ASKUL Corp.	13,500	140,990
	Asteria Corp.	1,700	9,316
#	Atled Corp.	600	6,171
*	Atrae, Inc.	4,100	42,263
	Aucnet, Inc.	4,600	69,143
#	Avant Group Corp.	7,100	70,428
	Axial Retailing, Inc.	3,900	88,812
#*	Axxzia, Inc.	2,800	25,330
	AZ-COM MARUWA Holdings, Inc.	12,100	114,969
	Baroque Japan Ltd.	3,100	16,441
	Base Co. Ltd.	1,600	45,934
#	Beauty Garage, Inc.	1,300	23,496
	Belc Co. Ltd.	3,000	114,759
	Bell System24 Holdings, Inc.	12,200	113,327
	Benesse Holdings, Inc.	19,400	286,198
#*	Bengo4.com, Inc.	2,600	55,404
#	Bic Camera, Inc.	29,000	225,466
	BML, Inc.	8,600	194,407
	Bookoff Group Holdings Ltd.	1,200	9,200
	Bourbon Corp.	2,400	33,933
	BP Castrol KK	2,300	14,863
#	Br Holdings Corp.	17,300	40,356
*	BrainPad, Inc.	7,500	45,588
	Broadleaf Co. Ltd.	38,200	139,947
#	Broadmedia Corp.	2,530	16,944
	Business Brain Showa-Ota, Inc.	2,200	22,207
	Business Engineering Corp.	1,400	19,546
	BuySell Technologies Co. Ltd.	500	20,865
#	C Uyemura & Co. Ltd.	2,300	105,195
	Can Do Co. Ltd.	270	3,938
	Careerlink Co. Ltd.	2,200	35,772
#	Carenet, Inc.	5,100	46,737

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Carta Holdings, Inc.	1,500	$17,185
#	Casa, Inc.	2,300	13,088
#*	CellSource Co. Ltd.	2,300	67,837
	Celsys, Inc.	13,300	70,312
	Central Automotive Products Ltd.	3,300	49,785
	Central Security Patrols Co. Ltd.	2,600	44,819
#	Ceres, Inc.	3,000	16,872
#	Change, Inc.	7,500	100,184
	Charm Care Corp. KK	5,300	37,415
	CKD Corp.	20,200	247,740
	CMIC Holdings Co. Ltd.	3,100	35,016
#	Colowide Co. Ltd.	22,300	273,646
	Como Co. Ltd.	1,000	18,101
	Computer Engineering & Consulting Ltd.	6,700	70,242
	Comture Corp.	7,600	123,653
	CONEXIO Corp.	4,800	36,738
	Core Corp.	2,800	27,828
#	Cota Co. Ltd.	5,066	54,629
#	CRE, Inc.	4,100	37,506
	Create Restaurants Holdings, Inc.	38,100	240,501
	Create SD Holdings Co. Ltd.	8,100	172,556
	Creek & River Co. Ltd.	3,700	50,802
#	Cresco Ltd.	4,500	52,371
*	CrowdWorks, Inc.	200	2,375
	CTS Co. Ltd.	8,600	46,319
#	Cube System, Inc.	1,300	8,735
	Curves Holdings Co. Ltd.	16,500	95,894
	Cybernet Systems Co. Ltd.	7,900	55,591
	Cybozu, Inc.	9,500	121,372
	Daicel Corp.	35,900	204,839
	Daihen Corp.	6,700	172,771
	Dai-Ichi Cutter Kogyo KK	2,000	16,294
	Daiken Medical Co. Ltd.	3,200	9,900
	Daiki Aluminium Industry Co. Ltd.	10,000	86,105
	Daiki Axis Co. Ltd.	2,500	11,380
#	Daikokutenbussan Co. Ltd.	2,100	64,053
	Daiseki Co. Ltd.	14,360	443,716
#	Daiseki Eco. Solution Co. Ltd.	2,300	12,367
	Daitron Co. Ltd.	600	8,571
	Daiwabo Holdings Co. Ltd.	32,900	424,520
	Dear Life Co. Ltd.	5,900	24,722
#	Densan System Holdings Co. Ltd.	2,400	37,956
	Dexerials Corp.	14,500	337,717
	Digital Arts, Inc.	3,900	163,894
	Digital Garage, Inc.	10,200	244,236
	Digital Hearts Holdings Co. Ltd.	4,700	64,431
	Digital Information Technologies Corp.	4,200	49,398
	Dip Corp.	11,000	307,964
	Direct Marketing MiX, Inc.	5,300	59,888
	DMG Mori Co. Ltd.	42,200	488,365
	Double Standard, Inc.	1,200	21,154
#	Drecom Co. Ltd.	6,600	33,985
	DTS Corp.	13,600	323,335
	Earth Corp.	4,900	169,607
	EAT & Holdings Co. Ltd.	1,200	17,285
	Ebara Jitsugyo Co. Ltd.	3,600	52,686
	Ebase Co. Ltd.	8,200	30,327
	Eco’s Co. Ltd.	2,700	33,046
	eGuarantee, Inc.	10,500	169,588

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	E-Guardian, Inc.	4,100	$83,775
	Eiken Chemical Co. Ltd.	9,600	118,574
	Elan Corp.	10,000	76,800
	Elecom Co. Ltd.	16,700	154,706
	EM Systems Co. Ltd.	9,000	59,540
	en Japan, Inc.	11,900	206,714
#	Enigmo, Inc.	10,300	38,013
	Entrust, Inc.	4,400	19,029
#	Envipro Holdings, Inc.	6,000	30,222
	ES-Con Japan Ltd.	6,900	37,604
	F&M Co. Ltd.	1,900	27,903
	FAN Communications, Inc.	8,800	26,250
*	FDK Corp.	5,900	35,693
	Fibergate, Inc.	4,000	24,552
	Financial Products Group Co. Ltd.	19,700	153,950
	FINDEX, Inc.	6,200	25,728
	Fixstars Corp.	4,000	30,227
	Focus Systems Corp.	1,600	10,861
	Food & Life Cos. Ltd.	24,700	415,480
#	Forum Engineering, Inc.	2,900	17,936
#	Forval Corp.	1,800	11,364
#	FP Corp.	11,000	261,695
	France Bed Holdings Co. Ltd.	4,900	30,636
*	FreakOut Holdings, Inc.	1,600	14,416
	Freebit Co. Ltd.	4,100	30,332
#	Fronteo, Inc.	10,200	58,511
	Frontier Management, Inc.	1,000	8,422
	FTGroup Co. Ltd.	2,600	14,758
	Fuji Corp.	13,300	175,615
	Fuji Corp.	3,600	30,690
	Fuji Kyuko Co. Ltd.	6,700	207,177
	Fuji Soft, Inc.	3,600	195,848
	Fujibo Holdings, Inc.	3,400	76,987
	Fujikura Ltd.	57,000	337,496
	Fujimi, Inc.	3,500	146,129
	Fujiya Co. Ltd.	1,200	20,610
	Fukuda Denshi Co. Ltd.	2,600	135,730
	Fukui Computer Holdings, Inc.	3,200	74,710
	Fukushima Galilei Co. Ltd.	3,200	88,001
	FULLCAST Holdings Co. Ltd.	7,500	150,013
	Funai Soken Holdings, Inc.	10,630	189,483
	Furukawa Battery Co. Ltd.	4,900	34,604
	Furuya Metal Co. Ltd.	1,700	91,188
	Furyu Corp.	4,600	36,137
	Fuso Chemical Co. Ltd.	5,600	126,492
	Future Corp.	17,200	193,027
	G-7 Holdings, Inc.	8,600	82,341
	Gakkyusha Co. Ltd.	1,800	19,985
#	Gakujo Co. Ltd.	1,800	17,405
	Genki Sushi Co. Ltd.	2,300	47,922
	Genky DrugStores Co. Ltd.	2,200	56,008
	Gift Holdings, Inc.	1,200	27,909
	Giken Ltd.	4,400	94,801
	GL Sciences, Inc.	1,600	23,764
	GLOBERIDE, Inc.	6,500	101,595
#	GMO Financial Gate, Inc.	500	46,658
	GMO Financial Holdings, Inc.	10,300	39,561
	GMO GlobalSign Holdings KK	1,400	43,518
	GMO internet group, Inc.	600	10,344

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Golf Digest Online, Inc.	4,300	$42,040
#	Good Com Asset Co. Ltd.	9,000	42,371
	gremz, Inc.	3,600	41,631
	GungHo Online Entertainment, Inc.	19,000	280,841
	H.U. Group Holdings, Inc.	11,600	215,932
	Hakudo Co. Ltd.	1,800	29,790
	Hakuto Co. Ltd.	2,500	64,401
	Halows Co. Ltd.	3,400	68,293
#	Hamee Corp.	2,700	15,467
	Happinet Corp.	1,600	22,009
	Hard Off Corp. Co. Ltd.	3,700	31,526
	Hazama Ando Corp.	51,200	296,736
#*	Hennge KK	5,800	40,919
	Himacs Ltd.	720	7,119
	Hioki EE Corp.	3,300	157,518
	Hirose Tusyo, Inc.	400	6,538
	Hitachi Zosen Corp.	42,700	246,166
	Hito Communications Holdings, Inc.	3,100	34,689
	Hokuto Corp.	7,600	98,098
	Horiba Ltd.	7,400	303,603
	Hotland Co. Ltd.	3,900	36,792
	IBJ, Inc.	7,600	48,701
	Ichibanya Co. Ltd.	3,564	109,971
	ID Holdings Corp.	3,150	19,198
	Idec Corp.	7,900	169,208
	IDOM, Inc.	25,300	126,655
	Ihara Science Corp.	1,700	25,682
	I’ll, Inc.	3,200	39,820
	Imagica Group, Inc.	3,500	20,819
	i-mobile Co. Ltd.	2,800	22,353
#	Impact HD, Inc.	1,500	40,229
	Imuraya Group Co. Ltd.	2,200	32,370
*	I-NE Co. Ltd.	900	26,073
	I-Net Corp.	3,440	30,907
	Infocom Corp.	7,700	110,521
	Infomart Corp.	57,700	186,661
	Information Services International-Dentsu Ltd.	8,200	250,794
	Insource Co. Ltd.	8,000	161,540
	Intage Holdings, Inc.	11,300	124,327
	Intelligent Wave, Inc.	3,700	20,650
	Inter Action Corp.	2,500	23,911
	Inui Global Logistics Co. Ltd.	4,300	54,873
	IPS, Inc.	2,400	48,643
	IR Japan Holdings Ltd.	2,900	42,402
	Iriso Electronics Co. Ltd.	5,400	156,449
	I’rom Group Co. Ltd.	2,300	39,913
	ISB Corp.	3,900	34,285
*	ITbook Holdings Co. Ltd.	2,800	7,714
	Itfor, Inc.	9,100	46,897
	ITmedia, Inc.	4,100	47,403
	JAC Recruitment Co. Ltd.	5,800	98,681
	Japan Aviation Electronics Industry Ltd.	9,300	144,744
	Japan Best Rescue System Co. Ltd.	6,600	35,412
*	Japan Communications, Inc.	29,300	44,076
	Japan Elevator Service Holdings Co. Ltd.	18,500	218,216
*	Japan Hospice Holdings, Inc.	1,700	23,721
	Japan Lifeline Co. Ltd.	18,600	125,426
	Japan Material Co. Ltd.	22,000	289,643
	Japan Medical Dynamic Marketing, Inc.	5,100	40,578

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan Property Management Center Co. Ltd.	3,500	$23,906
	Japan System Techniques Co. Ltd.	2,200	22,222
	JBCC Holdings, Inc.	5,400	70,400
	JCR Pharmaceuticals Co. Ltd.	12,700	188,754
	JCU Corp.	7,000	132,380
	Jeol Ltd.	9,200	336,657
	JFE Systems, Inc.	800	12,012
#*	JIG-SAW, Inc.	1,700	50,219
	JINS Holdings, Inc.	4,000	120,287
	JINUSHI Co. Ltd.	3,400	46,853
	J-Lease Co. Ltd.	2,700	47,325
	JM Holdings Co. Ltd.	3,700	42,165
	JP-Holdings, Inc.	20,500	41,167
	J-Stream, Inc.	3,400	13,752
	Justsystems Corp.	9,800	206,119
	Kaken Pharmaceutical Co. Ltd.	5,300	135,655
	Kakiyasu Honten Co. Ltd.	3,000	44,831
	Kamakura Shinsho Ltd.	10,700	57,590
	Kameda Seika Co. Ltd.	4,200	129,780
	Kanamic Network Co. Ltd.	7,700	32,122
	Kanematsu Electronics Ltd.	4,000	118,829
	Kanto Denka Kogyo Co. Ltd.	11,100	70,806
	Katitas Co. Ltd.	14,800	331,189
	KeePer Technical Laboratory Co. Ltd.	6,200	170,974
	KEIWA, Inc.	2,000	48,699
	KFC Holdings Japan Ltd.	4,400	82,350
	KH Neochem Co. Ltd.	12,400	211,648
	Kibun Foods, Inc.	1,400	8,405
#	Kimura Chemical Plants Co. Ltd.	3,100	15,071
#*	Kintetsu Department Store Co. Ltd.	2,000	33,816
	Ki-Star Real Estate Co. Ltd.	2,900	89,913
	Kitanotatsujin Corp.	28,300	54,860
	Koa Shoji Holdings Co. Ltd.	2,000	8,147
	KOMEDA Holdings Co. Ltd.	14,600	243,839
	Komehyo Holdings Co. Ltd.	2,300	50,591
	Konoshima Chemical Co. Ltd.	2,200	17,245
	Kosaido Holdings Co. Ltd.	4,500	45,928
	Kotobuki Spirits Co. Ltd.	4,100	210,182
	Kotobukiya Co. Ltd.	500	28,569
	Kozo Keikaku Engineering, Inc.	1,500	28,657
	Kusuri no Aoki Holdings Co. Ltd.	5,700	274,756
#	Kyoden Co. Ltd.	6,600	24,225
#	Kyoritsu Maintenance Co. Ltd.	8,800	362,525
	LAC Co. Ltd.	3,800	20,002
#*	Leopalace21 Corp.	48,000	91,336
	Life Corp.	5,400	80,487
	LIKE, Inc.	1,800	25,340
	Linical Co. Ltd.	4,800	23,881
#	Link & Motivation, Inc.	13,500	81,499
	LITALICO, Inc.	6,400	135,249
*	Locondo, Inc.	3,000	25,089
*	LTS, Inc.	400	8,324
*	M&A Capital Partners Co. Ltd.	5,300	134,857
	Macnica Holdings, Inc.	6,300	126,007
	Macromill, Inc.	9,000	67,082
	Maeda Kosen Co. Ltd.	6,400	129,992
#	Management Solutions Co. Ltd.	4,400	86,731
	Mani, Inc.	22,800	332,141
	MarkLines Co. Ltd.	4,100	70,537

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Marumae Co. Ltd.	3,200	$38,305
	Maruwa Co. Ltd.	3,300	387,723
	Marvelous, Inc.	12,200	55,351
#	Matsui Securities Co. Ltd.	41,900	223,133
	Maxvalu Tokai Co. Ltd.	500	9,427
	MCJ Co. Ltd.	23,300	147,148
	MEC Co. Ltd.	6,600	105,492
	Media Do Co. Ltd.	2,200	31,346
	Medical Data Vision Co. Ltd.	10,100	75,124
	Medius Holdings Co. Ltd.	2,700	13,181
#*	MedPeer, Inc.	5,600	57,553
	Meidensha Corp.	4,200	55,878
	Meiho Facility Works Ltd.	3,100	14,033
	Meiko Electronics Co. Ltd.	8,100	143,594
	Meitec Corp.	24,000	404,251
	Melco Holdings, Inc.	1,500	31,512
	Members Co. Ltd.	3,200	58,703
	Menicon Co. Ltd.	17,100	291,965
*	MetaReal Corp.	1,300	9,270
	METAWATER Co. Ltd.	5,600	71,666
	Micronics Japan Co. Ltd.	10,900	100,767
	Midac Holdings Co. Ltd.	2,400	59,638
	Milbon Co. Ltd.	10,160	418,935
	Mimasu Semiconductor Industry Co. Ltd.	4,200	64,950
	Ministop Co. Ltd.	4,800	45,591
#	Minkabu The Infonoid, Inc.	3,900	55,628
	Miroku Jyoho Service Co. Ltd.	6,000	60,232
	Mitani Corp.	7,600	75,611
#	Mitani Sekisan Co. Ltd.	2,300	59,132
	Mitsubishi Logisnext Co. Ltd.	8,200	42,259
	Mitsubishi Research Institute, Inc.	2,000	69,855
#	Mitsui Matsushima Holdings Co. Ltd.	2,100	33,848
	Mizuho Medy Co. Ltd.	1,000	21,036
#	Monex Group, Inc.	60,300	209,471
	Monogatari Corp.	3,300	151,187
	Morinaga & Co. Ltd.	9,800	245,119
	Morinaga Milk Industry Co. Ltd.	9,300	263,844
	Morningstar Japan KK	12,700	39,614
	Morozoff Ltd.	900	22,282
#	Mortgage Service Japan Ltd.	2,200	12,414
	MTI Ltd.	4,500	15,378
	m-up Holdings, Inc.	12,800	135,100
#	NAC Co. Ltd.	2,300	14,382
#	Nagatanien Holdings Co. Ltd.	2,700	36,349
	Nagawa Co. Ltd.	1,900	94,828
	Naigai Trans Line Ltd.	2,600	35,973
	Nakanishi, Inc.	20,600	375,868
	Natori Co. Ltd.	2,300	31,944
	NEC Networks & System Integration Corp.	13,500	144,666
	NET One Systems Co. Ltd.	24,900	511,413
	New Art Holdings Co. Ltd.	3,290	33,416
	Nextage Co. Ltd.	13,500	260,206
*	NexTone, Inc.	1,900	55,950
	Nichias Corp.	15,900	245,306
	Nichicon Corp.	7,400	69,663
	Nihon Dempa Kogyo Co. Ltd.	4,200	46,052
	Nihon Kohden Corp.	14,200	317,968
	Niitaka Co. Ltd.	500	6,968
	Nippon Air Conditioning Services Co. Ltd.	6,700	32,768

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Aqua Co. Ltd.	3,900	$19,245
	Nippon Computer Dynamics Co. Ltd.	1,900	8,857
	Nippon Concept Corp.	1,800	20,930
	Nippon Gas Co. Ltd.	41,600	604,323
	Nippon Kanzai Co. Ltd.	1,300	22,099
#	Nippon Kodoshi Corp.	3,000	42,399
#	Nippon Parking Development Co. Ltd.	74,700	129,673
	Nippon Pillar Packing Co. Ltd.	7,600	124,510
	Nipro Corp.	33,400	251,778
	Nishimatsu Construction Co. Ltd.	8,100	197,210
#	Nishimatsuya Chain Co. Ltd.	12,300	112,759
	Nissei ASB Machine Co. Ltd.	2,700	67,337
	Nissin Electric Co. Ltd.	9,500	88,180
	Nisso Corp.	8,200	31,082
	Nittoc Construction Co. Ltd.	4,800	28,268
	Noevir Holdings Co. Ltd.	4,800	177,437
	Nojima Corp.	14,200	118,262
	Nomura Co. Ltd.	14,500	105,914
	Nomura Micro Science Co. Ltd.	2,500	62,642
	NS Tool Co. Ltd.	4,400	34,121
	NSD Co. Ltd.	19,600	334,936
	NSW, Inc.	2,200	31,432
	Oat Agrio Co. Ltd.	1,200	13,951
	Ohba Co. Ltd.	2,300	10,553
	Ohsho Food Service Corp.	4,000	170,552
#*	Oisix ra daichi, Inc.	7,800	87,991
	Okamoto Machine Tool Works Ltd.	1,200	38,122
	Okinawa Cellular Telephone Co.	9,200	173,977
	Optex Group Co. Ltd.	10,620	146,204
*	Optim Corp.	4,900	29,722
	Optorun Co. Ltd.	9,400	133,476
	Orchestra Holdings, Inc.	700	11,752
	Organo Corp.	6,200	106,972
	Oricon, Inc.	2,200	14,307
	Orient Corp.	14,130	114,451
	Oro Co. Ltd.	2,900	32,659
	Osaka Organic Chemical Industry Ltd.	3,900	52,111
	Osaka Soda Co. Ltd.	3,300	80,203
	OSG Corp.	21,200	269,521
	Outsourcing, Inc.	33,000	257,074
	PAL GROUP Holdings Co. Ltd.	5,400	77,108
	Paramount Bed Holdings Co. Ltd.	10,000	178,018
	Pasona Group, Inc.	7,000	96,289
#	PCA Corp.	2,900	22,241
	PCI Holdings, Inc.	2,900	20,227
	Penta-Ocean Construction Co. Ltd.	99,100	492,844
	People Dreams & Technologies Group Co. Ltd.	700	12,728
*	PeptiDream, Inc.	17,900	195,832
#	Pharma Foods International Co. Ltd.	5,500	48,621
*	PIA Corp.	800	17,879
	Pigeon Corp.	35,300	462,397
	Pilot Corp.	7,400	287,707
	Plenus Co. Ltd.	5,300	93,887
	Pole To Win Holdings, Inc.	9,500	60,443
	Poppins Corp.	800	8,518
*	PR Times, Inc.	1,700	27,324
	Premium Group Co. Ltd.	10,200	120,895
#	Premium Water Holdings, Inc.	800	13,139
	Prestige International, Inc.	32,400	156,495

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Prima Meat Packers Ltd.	8,200	$108,512
	Pronexus, Inc.	3,800	24,481
	Pro-Ship, Inc.	2,600	26,541
	Proto Corp.	7,500	58,746
	QB Net Holdings Co. Ltd.	3,900	34,451
	Qol Holdings Co. Ltd.	5,000	41,249
	Quick Co. Ltd.	3,900	50,692
#	Raccoon Holdings, Inc.	5,900	48,847
	Raito Kogyo Co. Ltd.	13,600	185,525
	Rakus Co. Ltd.	26,300	292,098
*	RaQualia Pharma, Inc.	4,100	31,588
	Relia, Inc.	11,200	75,159
	Relo Group, Inc.	5,800	81,747
#*	Remixpoint, Inc.	12,000	39,299
	Renaissance, Inc.	1,700	10,682
*	RENOVA, Inc.	11,600	254,591
	Resol Holdings Co. Ltd.	400	12,138
	Resorttrust, Inc.	25,100	386,326
	Ride On Express Holdings Co. Ltd.	2,800	19,418
	Riken Keiki Co. Ltd.	2,900	79,737
	Riso Kyoiku Co. Ltd.	32,700	67,651
#	River Eletec Corp.	1,700	11,750
	Rokko Butter Co. Ltd.	2,400	22,704
	Roland Corp.	4,300	122,016
	Roland DG Corp.	2,500	53,587
	Rorze Corp.	3,901	196,031
	Round One Corp.	57,700	245,508
	RS Technologies Co. Ltd.	2,000	99,188
	S Foods, Inc.	700	12,813
	Saison Information Systems Co. Ltd.	1,200	14,249
	Sakai Moving Service Co. Ltd.	3,400	107,469
	Sakura Internet, Inc.	8,700	30,957
	Sangetsu Corp.	8,500	90,003
	Sanken Electric Co. Ltd.	5,800	198,675
	Sankyo Frontier Co. Ltd.	1,500	35,193
	Sankyu, Inc.	8,100	241,515
	Sapporo Holdings Ltd.	16,000	352,909
	Sato Foods Co. Ltd.	600	19,900
	SB Technology Corp.	3,600	52,372
	SBS Holdings, Inc.	5,900	114,878
#	Seed Co. Ltd.	3,000	10,020
	Seiko Electric Co. Ltd.	1,700	11,051
	Seiko Group Corp.	1,500	31,772
	Seiren Co. Ltd.	12,200	191,090
	SEMITEC Corp.	600	37,601
	Senko Group Holdings Co. Ltd.	21,600	144,286
#	Senshu Electric Co. Ltd.	2,800	50,729
	Seria Co. Ltd.	16,676	272,428
#	Shibaura Electronics Co. Ltd.	2,200	69,065
	Shibaura Mechatronics Corp.	1,500	98,472
	Shidax Corp.	10,000	38,264
	Shin Maint Holdings Co. Ltd.	2,600	22,334
	Shin Nippon Biomedical Laboratories Ltd.	9,100	166,633
	Shinnihonseiyaku Co. Ltd.	4,000	42,143
	Ship Healthcare Holdings, Inc.	19,500	373,988
	SHL-Japan Ltd.	200	3,517
	Shoei Co. Ltd.	7,700	283,964
#	Shoei Foods Corp.	3,300	91,073
#	SIGMAXYZ Holdings, Inc.	9,800	78,711

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	SMS Co. Ltd.	19,900	$456,523
#	Snow Peak, Inc.	10,800	142,091
	Softcreate Holdings Corp.	2,500	56,846
	Software Service, Inc.	800	44,250
	Solasto Corp.	14,600	87,910
	Soliton Systems KK	3,900	27,779
	Sparx Group Co. Ltd.	7,020	70,753
	S-Pool, Inc.	16,800	107,280
	Sprix Ltd.	1,600	10,670
	SRA Holdings	3,100	66,878
	Star Mica Holdings Co. Ltd.	3,100	29,218
	Star Micronics Co. Ltd.	5,000	57,275
	Starts Corp., Inc.	7,800	137,775
	St-Care Holding Corp.	4,300	24,298
	Step Co. Ltd.	1,600	20,768
	STI Foods Holdings, Inc.	800	15,076
	Strike Co. Ltd.	3,100	95,553
#	Studio Alice Co. Ltd.	3,200	44,680
*	Sun*, Inc.	1,700	10,275
	SWCC Showa Holdings Co. Ltd.	4,500	54,058
#*	SymBio Pharmaceuticals Ltd.	4,600	21,487
	System D, Inc.	800	8,004
	System Information Co. Ltd.	5,300	35,365
	System Research Co. Ltd.	1,000	13,527
	System Support, Inc.	1,700	16,439
	Systems Engineering Consultants Co. Ltd.	600	9,059
	Systena Corp.	78,000	218,624
	Syuppin Co. Ltd.	8,200	82,473
	Taiyo Holdings Co. Ltd.	10,500	185,183
	Takara & Co. Ltd.	1,500	21,782
	Takara Bio, Inc.	15,200	177,834
	Takara Holdings, Inc.	37,000	257,368
*	Take & Give Needs Co. Ltd.	1,800	18,994
	Takeuchi Manufacturing Co. Ltd.	11,300	227,887
#	Tama Home Co. Ltd.	6,500	101,901
	Tamron Co. Ltd.	5,400	119,954
#	Tazmo Co. Ltd.	4,100	42,955
	TDC Soft, Inc.	5,100	43,765
	TechMatrix Corp.	11,600	131,749
	Tecnos Japan, Inc.	3,800	11,505
	Temairazu, Inc.	700	26,871
	Tenpos Holdings Co. Ltd.	1,600	24,762
	T-Gaia Corp.	6,600	73,465
	TKC Corp.	8,200	209,321
	Tocalo Co. Ltd.	23,500	187,756
*	Toda Kogyo Corp.	600	12,123
	Toho System Science Co. Ltd.	1,600	10,388
#	Toho Titanium Co. Ltd.	10,500	158,233
	TOKAI Holdings Corp.	29,500	176,183
	Token Corp.	1,600	84,343
*	Tokyo Base Co. Ltd.	6,300	14,825
	Tokyo Electron Device Ltd.	2,800	132,128
	Tokyo Individualized Educational Institute, Inc.	9,500	32,811
	Tokyo Ohka Kogyo Co. Ltd.	7,500	323,338
	Tokyo Seimitsu Co. Ltd.	14,300	430,066
	Tokyo Steel Manufacturing Co. Ltd.	15,800	135,654
	Tokyotokeiba Co. Ltd.	6,000	167,047
	Tomen Devices Corp.	1,200	42,021
	Tomy Co. Ltd.	25,400	223,034

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Topcon Corp.	24,900	$272,364
#	Toridoll Holdings Corp.	17,500	340,268
	Toshiba TEC Corp.	7,100	183,814
	Tosho Co. Ltd.	2,500	19,145
	Totech Corp.	1,100	25,846
	Toukei Computer Co. Ltd.	300	11,984
	Towa Corp.	3,713	44,810
	Toyo Gosei Co. Ltd.	2,000	102,797
	Traders Holdings Co. Ltd.	3,120	10,456
	Trancom Co. Ltd.	2,100	107,598
#	Transaction Co. Ltd.	4,000	30,409
	Transcosmos, Inc.	7,300	167,821
	TRE Holdings Corp.	1,100	11,864
	Trenders, Inc.	1,600	19,641
	Tri Chemical Laboratories, Inc.	8,700	130,102
	Tsugami Corp.	16,200	121,325
	Ubicom Holdings, Inc.	2,100	34,206
	ULS Group, Inc.	700	14,749
	Ultrafabrics Holdings Co. Ltd.	1,100	36,809
	Ulvac, Inc.	11,800	465,168
	United Arrows Ltd.	5,000	67,939
	Usen-Next Holdings Co. Ltd.	4,800	73,543
	User Local, Inc.	2,500	27,032
	UT Group Co. Ltd.	8,900	145,080
*	UUUM Co. Ltd.	3,900	25,485
	Valqua Ltd.	6,500	114,974
	Value HR Co. Ltd.	4,800	49,506
	ValueCommerce Co. Ltd.	5,000	72,939
	Valuence Holdings, Inc.	800	15,708
#	V-Cube, Inc.	8,500	57,639
	Vector, Inc.	12,500	92,892
	Vertex Corp.	6,000	51,436
#	VINX Corp.	1,200	12,796
	VT Holdings Co. Ltd.	19,500	63,176
	Wacom Co. Ltd.	59,700	259,055
#	Waseda Academy Co. Ltd.	3,700	28,473
	Watahan & Co. Ltd.	3,300	30,672
	WDB Holdings Co. Ltd.	2,100	36,218
	Wealth Management, Inc./ Tokyo	1,400	11,953
	Weathernews, Inc.	2,000	104,166
#	Wellnet Corp.	5,700	24,545
	West Holdings Corp.	7,315	218,599
	Will Group, Inc.	5,900	56,485
	WingArc1st, Inc.	900	14,435
	WIN-Partners Co. Ltd.	3,900	25,422
	World Holdings Co. Ltd.	2,400	42,094
*	W-Scope Corp.	7,400	95,612
	YAKUODO Holdings Co. Ltd.	4,300	80,458
	YAMADA Consulting Group Co. Ltd.	4,700	38,506
	Yamaichi Electronics Co. Ltd.	9,200	132,122
#	YA-MAN Ltd.	12,700	95,190
	Yaoko Co. Ltd.	4,900	213,165
	Yokowo Co. Ltd.	5,600	76,329
	Yonex Co. Ltd.	14,600	135,255
	Yoshinoya Holdings Co. Ltd.	19,900	312,765
	Yotai Refractories Co. Ltd.	3,800	35,314
	Yukiguni Maitake Co. Ltd.	6,000	42,973
	Zenrin Co. Ltd.	6,450	37,965
	ZERIA Pharmaceutical Co. Ltd.	4,700	70,014

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	ZIGExN Co. Ltd.	10,500	$25,830

TOTAL JAPAN			58,881,087

NETHERLANDS — (2.3%)
	Aalberts NV	14,980	519,681
*Ω	Alfen Beheer BV	10,399	1,103,112
	AMG Advanced Metallurgical Group NV	6,921	216,232
	Arcadis NV	27,432	930,961
	BE Semiconductor Industries NV	19,776	1,007,879
	Beter Bed Holding NV	5,725	16,672
	Corbion NV	9,040	240,728
	Nedap NV	1,373	73,854
#	OCI NV	23,545	900,547
	Ordina NV	14,214	54,608
#	PostNL NV	128,391	201,020
#	SIF Holding NV	885	9,072
	TKH Group NV	13,417	474,455

TOTAL NETHERLANDS			5,748,821

NEW ZEALAND — (0.4%)
*	AFT Pharmaceuticals Ltd.	3,631	7,835
	Briscoe Group Ltd.	6,337	18,406
	Chorus Ltd.	74,062	357,550
	Freightways Ltd.	36,994	222,286
	Hallenstein Glasson Holdings Ltd.	11,317	35,099
	Heartland Group Holdings Ltd.	37,209	36,962
#	NZME Ltd.	11,793	7,751
	NZX Ltd.	64,846	45,225
	PGG Wrightson Ltd.	5,698	13,587
*	Pushpay Holdings Ltd.	116,562	84,551
*	Rakon Ltd.	19,137	13,435
	Restaurant Brands New Zealand Ltd.	7,481	31,092
	Skellerup Holdings Ltd.	63,781	196,313
	Warehouse Group Ltd.	17,853	32,172

TOTAL NEW ZEALAND			1,102,264

NORWAY — (1.2%)
	ABG Sundal Collier Holding ASA	142,823	75,787
*	ArcticZymes Technologies ASA	19,366	124,772
	Atea ASA	25,292	281,437
	Belships ASA	20,073	28,074
	Bonheur ASA	5,891	167,616
	Borregaard ASA	26,330	354,015
	Bouvet ASA	23,439	123,972
#*Ω	Crayon Group Holding ASA	15,302	126,863
	Elopak ASA	17,212	38,728
Ω	Europris ASA	51,346	305,722
*	Gaming Innovation Group, Inc.	13,083	33,527
Ω	Kid ASA	9,010	67,606
#	Kitron ASA	55,251	123,804
	Medistim ASA	4,290	99,649
Ω	Multiconsult ASA	5,352	64,036
*	Nekkar ASA	13,060	7,849
*	Norway Royal Salmon ASA	1,190	15,129
*	Norwegian Energy Co. ASA	6,210	229,643
	OKEA ASA	7,094	28,905
*	Panoro Energy ASA	16,123	52,696
#*	PGS ASA	182,299	117,481

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Protector Forsikring ASA	15,734	$187,333
	Veidekke ASA	33,651	279,893
*	Volue ASA	2,417	6,284

TOTAL NORWAY			2,940,821

PORTUGAL — (0.3%)
	Altri SGPS SA	18,585	103,419
#	CTT-Correios de Portugal SA	37,349	115,285
*	Greenvolt-Energias Renovaveis SA	571	4,385
	Ibersol SGPS SA	4,131	24,107
	Mota-Engil SGPS SA	10,817	12,962
	Navigator Co. SA	46,740	178,072
#	NOS SGPS SA	85,691	335,632

TOTAL PORTUGAL			773,862

SINGAPORE — (0.9%)
	AEM Holdings Ltd.	100,800	228,592
	Aztech Global Ltd.	45,500	25,245
#*††	Best World International Ltd.	14,510	10,455
	BRC Asia Ltd.	8,300	9,497
	CSE Global Ltd.	122,800	30,396
	Delfi Ltd.	68,200	33,959
*	Dyna-Mac Holdings Ltd.	157,800	19,916
	First Resources Ltd.	178,500	187,538
	Geo Energy Resources Ltd.	212,100	58,367
*	Golden Energy & Resources Ltd.	130,200	79,885
	Grand Venture Technology Ltd.	19,100	6,622
	Hour Glass Ltd.	64,000	88,233
	HRnetgroup Ltd.	67,400	34,773
	iFAST Corp. Ltd.	45,700	130,934
	Micro-Mechanics Holdings Ltd.	15,800	30,710
	Nanofilm Technologies International Ltd.	72,100	88,709
	Netlink NBN Trust	305,000	184,234
*	Oceanus Group Ltd.	3,180,800	24,735
	Pan-United Corp. Ltd.	78,600	22,507
	Propnex Ltd.	30,100	27,647
	Q&M Dental Group Singapore Ltd.	87,720	20,740
	Raffles Medical Group Ltd.	223,700	210,179
#*	RH PetroGas Ltd.	105,400	13,144
	Riverstone Holdings Ltd.	84,500	32,199
	Sheng Siong Group Ltd.	206,900	228,196
	Silverlake Axis Ltd.	154,600	35,461
	StarHub Ltd.	158,800	120,052
	Thomson Medical Group Ltd.	620,100	33,725
	UMS Holdings Ltd.	221,075	139,827
	Vicom Ltd.	33,700	44,781

TOTAL SINGAPORE			2,201,258

SPAIN — (2.0%)
#	ACS Actividades de Construccion y Servicios SA	8,626	221,354
*	Amper SA	271,757	40,146
	Applus Services SA	53,124	313,699
	Cia de Distribucion Integral Logista Holdings SA	25,253	522,269
	CIE Automotive SA	17,150	436,865
	Faes Farma SA	53,646	202,486
	Fluidra SA	14,190	192,712
Ω	Global Dominion Access SA	23,540	86,389
*	Grenergy Renovables SA	1,389	42,847

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Indra Sistemas SA	37,842	$338,446
	Laboratorios Farmaceuticos Rovi SA	6,557	298,227
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	134,145	125,725
*	Melia Hotels International SA	25,840	120,137
	Miquel y Costas & Miquel SA	1,957	20,744
	Pharma Mar SA	3,618	216,783
#Ω	Prosegur Cash SA	118,184	71,215
	Renta 4 Banco SA	926	8,566
#	Sacyr SA	159,457	391,167
*	Solaria Energia y Medio Ambiente SA	20,478	323,883
	Vidrala SA	5,198	397,340
	Viscofan SA	10,848	645,966

TOTAL SPAIN			5,016,966

SWEDEN — (2.2%)
	AddLife AB, Class B	5,915	55,295
	AddNode Group AB, Class B	31,624	275,128
*	Arise AB	4,643	20,716
	Beijer Alma AB	12,510	174,909
	Bilia AB, Class A	17,266	182,886
	BioGaia AB, Class B	4,575	36,255
	Biotage AB	18,514	303,878
Ω	Bravida Holding AB	14,728	137,985
	BTS Group AB, Class B	498	13,073
	Bufab AB	8,404	158,834
	Cellavision AB	3,860	72,382
	Clas Ohlson AB, Class B	2,443	16,315
	Concentric AB	5,968	98,858
Ω	Coor Service Management Holding AB	18,517	98,380
	Electrolux Professional AB, Class B	55,121	208,100
	eWork Group AB	2,192	23,334
#	Fenix Outdoor International AG	1,047	85,156
	FormPipe Software AB	3,198	6,388
	G5 Entertainment AB	1,512	24,815
	GARO AB	7,660	77,231
*Ω	Green Landscaping Group AB	5,723	30,712
	Hexatronic Group AB	41,920	567,309
	HMS Networks AB	4,065	104,586
	Instalco AB	55,585	222,969
	INVISIO AB	32	475
#	Lagercrantz Group AB, Class B	51,164	438,274
	Lime Technologies AB	2,381	43,499
*	Medcap AB	458	8,673
*	Micro Systemation AB, Class B	3,597	12,696
#	MIPS AB	7,640	247,094
*	Momentum Group AB	1,446	7,701
	Mycronic AB	2,930	45,984
	NCAB Group AB	33,761	147,174
	Nederman Holding AB	4,197	57,388
	Nilorngruppen AB, Class B	1,161	7,910
	Nolato AB, Class B	50,880	214,604
*	Note AB	4,907	70,891
	OEM International AB, Class B	20,968	104,604
	Proact IT Group AB	6,525	52,839
*Ω	Scandic Hotels Group AB	49,528	157,065
*	Sdiptech AB, Class B	644	12,418
	Sintercast AB	1,167	11,262
	SkiStar AB	9,997	95,662
	Softronic AB, Class B	7,712	16,034

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Systemair AB	20,103	$106,374
*	Transtema Group AB	2,901	6,973
	Troax Group AB	12,341	183,163
	Vitec Software Group AB, Class B	7,706	282,757
	Volati AB	3,354	30,695
	XANO Industri AB, Class B	5,046	47,272

TOTAL SWEDEN			5,404,975

SWITZERLAND — (6.7%)
	ALSO Holding AG	1,486	233,550
	APG SGA SA	486	79,371
*	Aryzta AG	322,082	330,166
#	Ascom Holding AG	10,301	63,340
	Bachem Holding AG, Class B	145	10,397
	Belimo Holding AG	3,447	1,403,988
#	Bellevue Group AG	1,821	63,175
	Bossard Holding AG, Class A	2,067	410,380
	Burckhardt Compression Holding AG	1,045	452,065
	Burkhalter Holding AG	1,211	94,341
	Clariant AG	23,817	382,758
	Coltene Holding AG	1,298	103,839
	Comet Holding AG	2,055	327,151
	Daetwyler Holding AG	1,738	308,450
	dormakaba Holding AG	989	313,924
*	Dufry AG	23,523	775,965
	Emmi AG	679	541,812
	Forbo Holding AG	368	445,472
Ω	Galenica AG	14,402	1,034,755
	Georg Fischer AG	27,232	1,508,238
	Huber & Suhner AG	2,321	206,735
	Inficon Holding AG	607	482,635
	Interroll Holding AG	224	471,897
	Kardex Holding AG	2,288	349,884
	Komax Holding AG	1,420	333,269
	LEM Holding SA	150	249,743
Ω	Medacta Group SA	2,186	196,562
Ω	Medmix AG	915	16,108
	Mobilezone Holding AG	16,096	255,277
	Orior AG	2,145	149,529
*Ω	Sensirion Holding AG	3,486	317,164
	SFS Group AG	5,394	487,771
	Siegfried Holding AG	1,437	855,415
#	Stadler Rail AG	9,739	286,577
	Swissquote Group Holding SA	2,403	284,638
	Temenos AG	21,904	1,304,575
Ω	VAT Group AG	5,889	1,344,466
	VZ Holding AG	4,613	318,132
	Ypsomed Holding AG	697	112,102

TOTAL SWITZERLAND			16,905,616

UNITED KINGDOM — (11.9%)
	4imprint Group PLC	7,342	292,757
	AG Barr PLC	21,383	110,191
	AJ Bell PLC	77,117	286,830
Ω	Alfa Financial Software Holdings PLC	29,356	50,848
*	AO World PLC	25,696	13,192
	Aptitude Software Group PLC	10,699	44,123
	Argentex Group PLC	10,211	13,711

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Babcock International Group PLC	205,602	$649,426
Ω	Biffa PLC	56,254	264,736
	Britvic PLC	88,023	735,170
	Brooks Macdonald Group PLC	2,774	60,502
	Bytes Technology Group PLC	60,390	248,694
*	CentralNic Group PLC	11,709	17,541
	Chemring Group PLC	67,320	233,374
	Clarkson PLC	4,934	156,167
Ω	CMC Markets PLC	23,986	67,514
	Coats Group PLC	431,804	299,569
	Computacenter PLC	24,476	507,843
Ω	ContourGlobal PLC	55,126	159,581
	Cranswick PLC	14,004	478,123
	CVS Group PLC	22,169	479,201
	Devro PLC	48,728	100,006
	Diploma PLC	27,241	774,812
	DiscoverIE Group PLC	6,682	57,082
	Domino’s Pizza Group PLC	83,777	216,671
	dotdigital group PLC	83,924	72,938
	Dr Martens PLC	83,652	237,898
	Drax Group PLC	96,727	577,617
	Dunelm Group PLC	37,158	368,848
Ω	DWF Group PLC	73,156	59,543
	EKF Diagnostics Holdings PLC	22,924	11,532
	EMIS Group PLC	18,658	397,407
	Energean PLC	30,970	509,049
*	Ergomed PLC	10,026	140,890
	FDM Group Holdings PLC	26,704	192,673
	Fevertree Drinks PLC	26,774	292,684
	Fintel PLC	2,332	4,551
Ω	Forterra PLC	69,313	173,419
*	Frasers Group PLC	45,280	335,985
*	Frontier Developments PLC	5,119	77,786
	Future PLC	1,529	21,428
	Games Workshop Group PLC	8,702	638,760
	Gamma Communications PLC	18,693	228,859
	Greggs PLC	33,984	787,798
	Hays PLC	380,958	480,315
*	Helios Towers PLC	174,370	250,534
	Hill & Smith Holdings PLC	21,333	241,147
	Hilton Food Group PLC	17,406	121,988
	Hollywood Bowl Group PLC	33,538	76,842
	HomeServe PLC	107,631	1,464,914
	IDOX PLC	94,139	65,941
	IG Group Holdings PLC	37,143	338,791
	IMI PLC	47,786	673,155
	Impax Asset Management Group PLC	29,072	223,010
	Inchcape PLC	109,083	930,576
	Indivior PLC	47,014	890,523
	IntegraFin Holdings PLC	73,456	211,915
Ω	Integrated Diagnostics Holdings PLC	16,300	12,541
*	IWG PLC	220,696	333,592
#	James Halstead PLC	93,307	202,936
	Kainos Group PLC	29,736	422,213
	Keywords Studios PLC	14,562	402,684
	Liontrust Asset Management PLC	17,876	175,081
Ω	Luceco PLC	32,411	29,117
	Macfarlane Group PLC	22,063	24,600
	Man Group PLC	351,183	873,605

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Marshalls PLC	13,098	$37,899
	Medica Group PLC	4,656	6,787
	Midwich Group PLC	11,682	67,451
	Mitie Group PLC	232,717	191,060
	Moneysupermarket.com Group PLC	138,937	292,254
	Morgan Advanced Materials PLC	106,291	299,506
	Morgan Sindall Group PLC	2,154	38,007
	Mortgage Advice Bureau Holdings Ltd.	11,028	81,579
*	Motorpoint group PLC	20,730	34,399
*Ω	Network International Holdings PLC	6,925	25,933
	Next Fifteen Communications Group PLC	23,661	237,991
	Nichols PLC	797	10,025
	Ninety One PLC	105,794	246,066
	Oxford Instruments PLC	15,187	332,163
	Pagegroup PLC	100,653	485,487
	Pan African Resources PLC	179,067	34,674
	PayPoint PLC	24,554	163,112
	Plus500 Ltd.	27,850	576,155
	Polar Capital Holdings PLC	20,109	97,123
	Porvair PLC	1,852	11,469
	PZ Cussons PLC	50,718	116,292
	Record PLC	14,254	12,270
	Renew Holdings PLC	19,291	135,910
*	Renewi PLC	24,623	149,175
	Renishaw PLC	8,514	341,639
*	Renold PLC	27,285	6,766
	Robert Walters PLC	16,780	96,315
	Rotork PLC	221,063	647,953
	Savills PLC	28,656	270,742
	Serco Group PLC	196,586	367,670
	Serica Energy PLC	48,317	166,907
	Softcat PLC	31,739	407,797
	Spirent Communications PLC	193,208	573,518
*	SSP Group PLC	172,811	401,828
	SThree PLC	44,534	189,656
	Strix Group PLC	8,187	10,136
††	Studio Retail Group PLC	9,958	4,925
	Tatton Asset Management PLC	9,729	39,503
	TClarke PLC	14,286	19,938
	Telecom Plus PLC	19,182	466,317
	TEN Entertainment Group PLC	3,345	8,234
	Topps Tiles PLC	24,408	10,733
	Treatt PLC	652	4,861
	Tribal Group PLC	22,995	17,490
	Victrex PLC	24,116	458,030
	VIDENDUM PLC	12,312	181,348
	Volex PLC	37,294	105,738
	Volution Group PLC	66,108	234,004
*Ω	Watches of Switzerland Group PLC	56,697	505,547
	Watkin Jones PLC	46,256	49,538
*	WH Smith PLC	33,990	459,523
	Wickes Group PLC	55,605	80,963
	Wilmington PLC	4,671	15,549
	Wincanton PLC	36,308	137,610
	XP Power Ltd.	802	16,128

TOTAL UNITED KINGDOM			29,873,042

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»
UNITED STATES — (0.0%)
#* GXO Logistics, Inc.	499	$18,220

TOTAL COMMON STOCKS		236,194,993

PREFERRED STOCKS — (0.3%)

GERMANY — (0.3%)
Fuchs Petrolub SE	17,156	491,331
Sixt SE	4,101	238,864
STO SE & Co. KGaA	242	31,172

TOTAL GERMANY		761,367

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
* European Lithium Ltd. Warrants 3/31/25	31,498	383

HONG KONG — (0.0%)
* MECOM Power & Construction Ltd. Warrants 05/16/23	29,600	294

TOTAL RIGHTS/WARRANTS		677

TOTAL INVESTMENT SECURITIES (Cost $267,678,722)		236,957,037

		Value†
SECURITIES LENDING COLLATERAL — (5.6%)
@§ The DFA Short Term Investment Fund	1,219,742	14,101,440

TOTAL INVESTMENTS — (100.0%) (Cost $281,785,585)		$251,058,477

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$107,817	$16,658,686	$141,126	$16,907,629
Austria	—	3,396,184	—	3,396,184
Belgium	130,123	2,681,056	—	2,811,179
Canada	30,911,837	197,762	—	31,109,599
China	—	10,380	—	10,380
Denmark	—	6,461,767	—	6,461,767
Finland	—	5,410,534	—	5,410,534
France	61,125	10,801,478	—	10,862,603
Germany	—	13,059,138	—	13,059,138
Hong Kong	—	4,569,810	14,621	4,584,431
Ireland	—	715,199	—	715,199
Israel	210,255	3,294,319	—	3,504,574
Italy	—	8,494,844	—	8,494,844
Japan	—	58,881,087	—	58,881,087
Netherlands	—	5,748,821	—	5,748,821
New Zealand	—	1,102,264	—	1,102,264
Norway	—	2,940,821	—	2,940,821
Portugal	—	773,862	—	773,862
Singapore	—	2,190,803	10,455	2,201,258
Spain	—	5,016,966	—	5,016,966
Sweden	—	5,404,975	—	5,404,975

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	—	$16,905,616	—	$16,905,616
United Kingdom	—	29,868,117	$4,925	29,873,042
United States	$18,220	—	—	18,220
Preferred Stocks
Germany	—	761,367	—	761,367
Rights/Warrants
Australia	—	383	—	383
Hong Kong	—	294	—	294
Securities Lending Collateral	—	14,101,440	—	14,101,440

TOTAL.	$31,439,377	$219,447,973	$171,127^	$251,058,477

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the thirty-seven portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of each of the portfolios listed in the table below (thirty-seven of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2022, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Statement of operations	Statement of changes in net assets	Financial highlights

U.S. Large Cap Equity Portfolio

U.S. Targeted Value Portfolio

U.S. Small Cap Value Portfolio

U.S. Core Equity 1 Portfolio

U.S. Core Equity 2 Portfolio

U.S. Vector Equity Portfolio

U.S. Small Cap Portfolio

U.S. Micro Cap Portfolio

U.S. High Relative Profitability Portfolio

DFA Real Estate Securities Portfolio

Large Cap International Portfolio

International Core Equity Portfolio

DFA International Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio

DFA International Small Cap Value Portfolio

International Vector Equity Portfolio

International High Relative Profitability Portfolio

World ex U.S. Core Equity Portfolio

World ex U.S. Targeted Value Portfolio

Emerging Markets Core Equity Portfolio

U.S. Social Core Equity 2 Portfolio

U.S. Sustainability Core 1 Portfolio

International Social Core Equity Portfolio

Emerging Markets Sustainability Core 1 Portfolio

Emerging Markets Social Core Equity Portfolio

VA U.S. Targeted Value Portfolio

VA U.S. Large Value Portfolio

VA International Value Portfolio

VA International Small Portfolio

U.S. Large Cap Growth Portfolio

	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022, 2021, 2020, 2019, and 2018

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330-3000, F: (267) 330-3300, www.pwc.com/us

U.S. Small Cap Growth Portfolio International Large Cap Growth Portfolio International Small Cap Growth Portfolio

Emerging Markets Targeted Value Portfolio U.S. Sustainability Targeted Value Portfolio International Sustainability Core 1 Portfolio	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For each of the periods indicated therein

Emerging Markets ex China Core Equity Portfolio	For the period November 15, 2021 (commencement of operations) through October 31, 2022

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330-3000, F: (267) 330-3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, and The Emerging Markets Small Cap Series (nine of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the “Series”) as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022, and each of the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330-3000, F: (267) 330-3300, www.pwc.com/us

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodians, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330-3000, F: (267) 330-3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of Dimensional Emerging Markets Value Fund (the “Fund”) as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330-3000, F: (267) 330-3300, www.pwc.com/us

(b)    Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date: January 4, 2023

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and Chief Investment Officer

Date: January 4, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date: January 4, 2023

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date: January 4, 2023

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
DFA Investment Dimensions Group Inc.

Date: January 3, 2023